================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-3258

                               -----------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                     DFA INVESTMENT DIMENSIONS GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 512-306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31

          DATE OF REPORTING PERIOD: NOVEMBER 1, 2016 - APRIL 30, 2017

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2017 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2017

Dear Fellow Shareholder,

Thank you for trusting us with your savings. All of us at Dimensional are dedicated to helping you achieve your investment goals, a responsibility we do not take lightly.

We believe the scientific underpinning of our investment approach and our efficient implementation enables us to deliver portfolios with better outcomes. By offering consistent and well-diversified investment solutions across regions and asset classes, investors and the professionals advising them can more confidently create asset allocations that satisfy their desired profiles and long-term goals.

We live in an evolving world with new data, new trading technologies, and new client needs emerging all the time. Since our founding in 1981, Dimensional has been fully committed to being on the cutting edge of incorporating knowledge and technology for even better solutions -- always centered on investors' needs.

Sincerely,

   /s/ David Butler                           /s/ Eduardo A. Repetto
   David Butler                               Eduardo Repetto
   CO-CHIEF EXECUTIVE OFFICER AND             CO-CHIEF EXECUTIVE OFFICER AND
   HEAD OF GLOBAL FINANCIAL ADVISOR SERVICES  CO-CHIEF INVESTMENT OFFICER

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
 LETTER TO SHAREHOLDERS
 DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..............................   1
 DFA INVESTMENT DIMENSIONS GROUP INC.
    Disclosure of Fund Expenses..........................................   2
    Disclosure of Portfolio Holdings.....................................   8
    Schedules of Investments/Summary Schedules of Portfolio Holdings
        Enhanced U.S. Large Company Portfolio............................  11
        U.S. Large Cap Equity Portfolio..................................  14
        U.S. Large Cap Value Portfolio...................................  17
        U.S. Targeted Value Portfolio....................................  18
        U.S. Small Cap Value Portfolio...................................  21
        U.S. Core Equity 1 Portfolio.....................................  24
        U.S. Core Equity 2 Portfolio.....................................  27
        U.S. Vector Equity Portfolio.....................................  30
        U.S. Small Cap Portfolio.........................................  33
        U.S. Micro Cap Portfolio.........................................  36
        DFA Real Estate Securities Portfolio.............................  39
        Large Cap International Portfolio................................  41
        International Core Equity Portfolio..............................  45
        International Small Company Portfolio............................  49
        Global Small Company Portfolio...................................  50
        Japanese Small Company Portfolio.................................  51
        Asia Pacific Small Company Portfolio.............................  51
        United Kingdom Small Company Portfolio...........................  52
        Continental Small Company Portfolio..............................  52
        DFA International Real Estate Securities Portfolio...............  53
        DFA Global Real Estate Securities Portfolio......................  57
        DFA International Small Cap Value Portfolio......................  59
        International Vector Equity Portfolio............................  63
        World ex U.S. Value Portfolio....................................  67
        World ex U.S. Targeted Value Portfolio...........................  68
        World ex U.S. Core Equity Portfolio..............................  73
        World Core Equity Portfolio......................................  79
        Selectively Hedged Global Equity Portfolio.......................  80
        Emerging Markets Portfolio.......................................  81
        Emerging Markets Small Cap Portfolio.............................  81
        Emerging Markets Value Portfolio.................................  81
        Emerging Markets Core Equity Portfolio...........................  82
    Statements of Assets and Liabilities.................................  86
    Statements of Operations.............................................  93
    Statements of Changes in Net Assets.................................. 100
    Financial Highlights................................................. 110
    Notes to Financial Statements........................................ 132
    Section 19(a) Notice................................................. 167
 DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
    Consolidated Disclosure of Fund Expenses............................. 169
    Consolidated Disclosure of Portfolio Holdings........................ 170
    Consolidated Schedule of Investments................................. 171

TABLE OF CONTENTS
CONTINUED

                                                                        PAGE
                                                                        ----
       Consolidated Statement of Assets and Liabilities................ 176
       Consolidated Statement of Operations............................ 177
       Consolidated Statements of Changes in Net Assets................ 178
       Consolidated Financial Highlights............................... 179
       Consolidated Notes to Financial Statements...................... 180
    DIMENSIONAL INVESTMENT GROUP INC.
       Disclosure of Fund Expenses..................................... 193
       Disclosure of Portfolio Holdings................................ 195
       Schedule of Investments/Summary Schedule of Portfolio Holdings
           DFA International Value Portfolio........................... 196
           U.S. Large Company Portfolio................................ 197
       Statements of Assets and Liabilities............................ 200
       Statements of Operations........................................ 201
       Statements of Changes in Net Assets............................. 202
       Financial Highlights............................................ 203
       Notes to Financial Statements................................... 206
       Section 19(a) Notice............................................ 216
    THE DFA INVESTMENT TRUST COMPANY
       Disclosure of Fund Expenses..................................... 217
       Disclosure of Portfolio Holdings................................ 220
       Summary Schedules of Portfolio Holdings
           The U.S. Large Cap Value Series............................. 221
           The DFA International Value Series.......................... 224
           The Japanese Small Company Series........................... 228
           The Asia Pacific Small Company Series....................... 231
           The United Kingdom Small Company Series..................... 233
           The Continental Small Company Series........................ 236
           The Canadian Small Company Series........................... 239
           The Emerging Markets Series................................. 242
           The Emerging Markets Small Cap Series....................... 246
       Statements of Assets and Liabilities............................ 250
       Statements of Operations........................................ 252
       Statements of Changes in Net Assets............................. 254
       Financial Highlights............................................ 257
       Notes to Financial Statements................................... 262
    DIMENSIONAL EMERGING MARKETS VALUE FUND
       Disclosure of Fund Expenses..................................... 274
       Disclosure of Portfolio Holdings................................ 275
       Summary Schedule of Portfolio Holdings.......................... 276
       Statement of Assets and Liabilities............................. 280
       Statement of Operations......................................... 281
       Statements of Changes in Net Assets............................. 282
       Financial Highlights............................................ 283
       Notes to Financial Statements................................... 284
    VOTING PROXIES ON FUND PORTFOLIO SECURITIES........................ 292
    BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS................. 293

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
USD     United States Dollars
GBP     British Pounds
NZD     New Zealand Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2017
 EXPENSE TABLES
                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        11/01/16  04/30/17    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
 ENHANCED U.S. LARGE COMPANY PORTFOLIO
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,133.30    0.22%    $1.16
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.70    0.22%    $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     11/01/16  04/30/17    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   U.S. LARGE CAP EQUITY PORTFOLIO
   -------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,140.80    0.17%    $0.90
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.95    0.17%    $0.85

   U.S. LARGE CAP VALUE PORTFOLIO**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,151.90    0.27%    $1.44
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.46    0.27%    $1.35

   U.S. TARGETED VALUE PORTFOLIO
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,164.70    0.47%    $2.52
    Class R2 Shares................. $1,000.00 $1,164.40    0.62%    $3.33
    Institutional Class Shares...... $1,000.00 $1,165.50    0.37%    $1.99
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.46    0.47%    $2.36
    Class R2 Shares................. $1,000.00 $1,021.72    0.62%    $3.11
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

   U.S. SMALL CAP VALUE PORTFOLIO
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,177.30    0.52%    $2.81
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.22    0.52%    $2.61

   U.S. CORE EQUITY 1 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,147.00    0.18%    $0.96
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.90    0.18%    $0.90

   U.S. CORE EQUITY 2 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,149.00    0.21%    $1.12
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.75    0.21%    $1.05

   U.S. VECTOR EQUITY PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,164.10    0.32%    $1.72
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.21    0.32%    $1.61

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          BEGINNING  ENDING              EXPENSES
                                           ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                            VALUE    VALUE     EXPENSE    DURING
                                          11/01/16  04/30/17    RATIO*   PERIOD*
                                          --------- --------- ---------- --------
U.S. SMALL CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,175.50    0.37%    $2.00
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.96    0.37%    $1.86

U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,189.40    0.52%    $2.82
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.22    0.52%    $2.61

DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,036.60    0.18%    $0.91
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.90    0.18%    $0.90

LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,111.90    0.24%    $1.26
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.60    0.24%    $1.20

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,119.40    0.32%    $1.68
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.21    0.32%    $1.61

INTERNATIONAL SMALL COMPANY PORTFOLIO***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,126.00    0.53%    $2.79
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.17    0.53%    $2.66

GLOBAL SMALL COMPANY PORTFOLIO****
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,057.00    0.49%    $2.50
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.36    0.49%    $2.46

JAPANESE SMALL COMPANY PORTFOLIO**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,068.80    0.53%    $2.72
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.17    0.53%    $2.66

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    BEGINNING  ENDING              EXPENSES
                                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                      VALUE    VALUE     EXPENSE    DURING
                                                    11/01/16  04/30/17    RATIO*   PERIOD*
                                                    --------- --------- ---------- --------
ASIA PACIFIC SMALL COMPANY PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,048.20    0.54%    $2.74
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.12    0.54%    $2.71

UNITED KINGDOM SMALL COMPANY PORTFOLIO**
----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,204.40    0.59%    $3.22
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.87    0.59%    $2.96

CONTINENTAL SMALL COMPANY PORTFOLIO**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,180.90    0.54%    $2.92
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.12    0.54%    $2.71

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,037.90    0.28%    $1.41
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.41    0.28%    $1.40

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO*****
------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,035.80    0.24%    $1.21
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.60    0.24%    $1.20

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,132.90    0.68%    $3.60
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.42    0.68%    $3.41

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,123.60    0.48%    $2.53
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.41    0.48%    $2.41

WORLD EX U.S. VALUE PORTFOLIO***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,117.00    0.52%    $2.73
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.22    0.52%    $2.61

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               11/01/16  04/30/17    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
WORLD EX U.S. TARGETED VALUE PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,139.00    0.70%    $3.71
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.32    0.70%    $3.51

WORLD EX U.S. CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,113.30    0.41%    $2.15
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.76    0.41%    $2.06

WORLD CORE EQUITY PORTFOLIO***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,130.80    0.35%    $1.85
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.06    0.35%    $1.76

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,133.00    0.34%    $1.80
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.11    0.34%    $1.71

EMERGING MARKETS PORTFOLIO**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,091.70    0.53%    $2.75
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.17    0.53%    $2.66

EMERGING MARKETS SMALL CAP PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,098.30    0.72%    $3.75
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.22    0.72%    $3.61

EMERGING MARKETS VALUE PORTFOLIO**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,114.00    0.81%    $4.25
 Institutional Class Shares................... $1,000.00 $1,114.90    0.56%    $2.94
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,020.78    0.81%    $4.06
 Institutional Class Shares................... $1,000.00 $1,022.02    0.56%    $2.81

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        11/01/16  04/30/17    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares............ $1,000.00 $1,096.80    0.56%    $2.91
Hypothetical 5% Annual Return
 Institutional Class Shares............ $1,000.00 $1,022.02    0.56%    $2.81

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

*** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

****Global Small Company Portfolio commenced operations on January 18, 2017.
    Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (102), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six months ended April 30, 2017 to allow for comparability. The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

*****The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUNDS

                                            AFFILIATED INVESTMENT COMPANIES
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

International Small Company Portfolio..................................................... 100.0%
Global Small Company Portfolio............................................................ 100.0%
World ex U.S. Value Portfolio............................................................. 100.0%
World Core Equity Portfolio............................................................... 100.0%
Selectively Hedged Global Equity Portfolio................................................ 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

       ENHANCED U.S. LARGE COMPANY PORTFOLIO
Corporate....................................  39.2%
Government...................................  13.8%
Foreign Corporate............................  22.9%
Foreign Government...........................  21.1%
Supranational................................   3.0%
                                              -----
                                              100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          U.S. LARGE CAP EQUITY PORTFOLIO
Consumer Discretionary.......................  15.3%
Consumer Staples.............................   8.7%
Energy.......................................   5.4%
Financials...................................  14.8%
Health Care..................................  13.0%
Industrials..................................  12.2%
Information Technology.......................  21.1%
Materials....................................   3.8%
Real Estate..................................   0.3%
Telecommunication Services...................   2.7%
Utilities....................................   2.7%
                                              -----
                                              100.0%

           U.S. TARGETED VALUE PORTFOLIO
Consumer Discretionary.......................  14.9%
Consumer Staples.............................   2.6%
Energy.......................................   8.5%
Financials...................................  26.5%
Health Care..................................   5.1%
Industrials..................................  22.0%
Information Technology.......................  13.0%
Materials....................................   5.5%
Real Estate..................................   0.5%
Telecommunication Services...................   0.9%
Utilities....................................   0.5%
                                              -----
                                              100.0%

          U.S. SMALL CAP VALUE PORTFOLIO
Consumer Discretionary.......................  15.3%
Consumer Staples.............................   4.7%
Energy.......................................   9.4%
Financials...................................  27.1%
Health Care..................................   4.5%
Industrials..................................  17.9%
Information Technology.......................  14.1%
Materials....................................   5.9%
Real Estate..................................   0.2%
Telecommunication Services...................   0.9%
                                              -----
                                              100.0%

           U.S. CORE EQUITY 1 PORTFOLIO
Consumer Discretionary.......................  15.9%
Consumer Staples.............................   8.0%
Energy.......................................   4.9%
Financials...................................  15.5%
Health Care..................................  11.5%
Industrials..................................  13.6%
Information Technology.......................  20.5%
Materials....................................   4.5%
Real Estate..................................   0.3%
Telecommunication Services...................   2.4%
Utilities....................................   2.9%
                                              -----
                                              100.0%

           U.S. CORE EQUITY 2 PORTFOLIO
Consumer Discretionary.......................  15.0%
Consumer Staples.............................   6.9%
Energy.......................................   5.8%
Financials...................................  18.7%
Health Care..................................  10.9%
Industrials..................................  14.3%
Information Technology.......................  18.7%
Materials....................................   4.8%
Real Estate..................................   0.4%
Telecommunication Services...................   2.6%
Utilities....................................   1.9%
                                              -----
                                              100.0%

           U.S. VECTOR EQUITY PORTFOLIO
Consumer Discretionary.......................  14.6%
Consumer Staples.............................   4.6%
Energy.......................................   7.1%
Financials...................................  23.7%
Health Care..................................   8.3%
Industrials..................................  16.7%
Information Technology.......................  15.4%
Materials....................................   5.4%
Real Estate..................................   0.4%
Telecommunication Services...................   2.7%
Utilities....................................   1.1%
                                              -----
                                              100.0%

             U.S. SMALL CAP PORTFOLIO
Consumer Discretionary.......................  15.9%
Consumer Staples.............................   4.3%
Energy.......................................   4.4%
Financials...................................  21.6%
Health Care..................................   8.2%
Industrials..................................  19.3%
Information Technology.......................  15.1%
Materials....................................   5.4%
Real Estate..................................   0.6%
Telecommunication Services...................   1.1%
Utilities....................................   4.1%
                                              -----
                                              100.0%

             U.S. MICRO CAP PORTFOLIO
Consumer Discretionary.......................  15.4%
Consumer Staples.............................   3.4%
Energy.......................................   2.6%
Financials...................................  23.2%
Health Care..................................   9.1%
Industrials..................................  21.5%
Information Technology.......................  14.0%
Materials....................................   5.7%
Real Estate..................................   0.9%
Telecommunication Services...................   1.9%
Utilities....................................   2.3%
                                              -----
                                              100.0%

                     DFA REAL ESTATE SECURITIES PORTFOLIO
              Real Estate.................................. 100.0%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

         LARGE CAP INTERNATIONAL PORTFOLIO
Consumer Discretionary.......................  13.4%
Consumer Staples.............................  10.7%
Energy.......................................   5.8%
Financials...................................  21.6%
Health Care..................................   9.4%
Industrials..................................  14.7%
Information Technology.......................   5.1%
Materials....................................  10.0%
Real Estate..................................   1.9%
Telecommunication Services...................   4.2%
Utilities....................................   3.2%
                                              -----
                                              100.0%

        INTERNATIONAL CORE EQUITY PORTFOLIO
Consumer Discretionary.......................  16.1%
Consumer Staples.............................   7.4%
Energy.......................................   6.1%
Financials...................................  18.5%
Health Care..................................   5.9%
Industrials..................................  18.5%
Information Technology.......................   6.8%
Materials....................................  12.7%
Real Estate..................................   2.5%
Telecommunication Services...................   2.7%
Utilities....................................   2.8%
                                              -----
                                              100.0%

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
              Health Care..................................   0.1%
              Real Estate..................................  99.9%
                                                            -----
                                                            100.0%

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
              Affiliated Investment Companies..............  64.0%
              Real Estate..................................  36.0%
                                                            -----
                                                            100.0%

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
              Consumer Discretionary.......................  15.5%
              Consumer Staples.............................   4.6%
              Energy.......................................   6.5%
              Financials...................................  19.3%
              Health Care..................................   1.7%
              Industrials..................................  24.0%
              Information Technology.......................   5.4%
              Materials....................................  17.8%
              Real Estate..................................   3.0%
              Telecommunication Services...................   0.7%
              Utilities....................................   1.5%
                                                            -----
                                                            100.0%

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.7%
              Consumer Staples.............................   6.6%
              Energy.......................................   7.0%
              Financials...................................  18.4%
              Health Care..................................   4.7%
              Industrials..................................  19.4%
              Information Technology.......................   7.2%
              Materials....................................  14.3%
              Real Estate..................................   2.6%
              Telecommunication Services...................   2.1%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
              Consumer Discretionary.......................  16.1%
              Consumer Staples.............................   5.4%
              Energy.......................................   5.5%
              Financials...................................  17.6%
              Health Care..................................   2.7%
              Industrials..................................  20.5%
              Information Technology.......................   8.1%
              Materials....................................  16.5%
              Real Estate..................................   4.7%
              Telecommunication Services...................   1.1%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.0%
              Consumer Staples.............................   7.1%
              Energy.......................................   6.1%
              Financials...................................  19.4%
              Health Care..................................   5.0%
              Industrials..................................  16.5%
              Information Technology.......................   9.5%
              Materials....................................  12.3%
              Real Estate..................................   3.1%
              Telecommunication Services...................   3.1%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  11.7%
              Consumer Staples.............................   7.8%
              Energy.......................................   5.5%
              Financials...................................  19.4%
              Health Care..................................   3.4%
              Industrials..................................   9.7%
              Information Technology.......................  20.8%
              Materials....................................  10.3%
              Real Estate..................................   3.6%
              Telecommunication Services...................   4.3%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
BONDS -- (86.2%)
AUSTRALIA -- (6.9%)
Commonwealth Bank of Australia
##  1.375%, 09/06/18.............................   3,995 $ 3,973,072
    5.000%, 10/15/19.............................   3,000   3,203,271
National Australia Bank, Ltd.
    1.875%, 07/23/18.............................   2,500   2,506,120
Westpac Banking Corp.
    2.250%, 07/30/18.............................   3,000   3,021,033
    2.250%, 01/17/19.............................   3,200   3,219,942
Other Securities.................................           1,514,047
                                                          -----------
TOTAL AUSTRALIA..................................          17,437,485
                                                          -----------

AUSTRIA -- (2.0%)
Oesterreichische Kontrollbank AG
    1.750%, 01/24/20.............................   5,000   5,007,270
                                                          -----------

BELGIUM -- (0.5%)
Other Securities.................................           1,220,223
                                                          -----------

CANADA -- (9.7%)
Ontario, Province of Canada
    2.000%, 09/27/18.............................   7,200   7,248,866
Quebec, Province of Canada
    4.625%, 05/14/18.............................   5,000   5,163,860
Royal Bank of Canada
    2.000%, 12/10/18.............................   3,000   3,011,583
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................   3,000   2,997,657
    1.750%, 07/23/18.............................   2,000   2,003,782
Other Securities.................................           4,273,320
                                                          -----------
TOTAL CANADA.....................................          24,699,068
                                                          -----------

DENMARK -- (2.1%)
Kommunekredit
    1.250%, 08/27/18.............................   5,300   5,285,865
                                                          -----------

FINLAND -- (1.2%)
Other Securities.................................           2,992,161
                                                          -----------

FRANCE -- (1.4%)
Other Securities.................................           3,587,356
                                                          -----------

GERMANY -- (4.5%)
State of North Rhine-Westphalia
    1.375%, 07/16/18.............................   2,500   2,498,415
Volkswagen Group of America Finance LLC
    2.450%, 11/20/19.............................   2,000   2,006,182
Other Securities.................................           6,895,953
                                                          -----------
TOTAL GERMANY....................................          11,400,550
                                                          -----------

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
IRELAND -- (1.8%)
Medtronic, Inc.
    2.500%, 03/15/20.............................   2,500 $ 2,546,725
Other Securities.................................           1,923,516
                                                          -----------
TOTAL IRELAND....................................           4,470,241
                                                          -----------

JAPAN -- (2.9%)
Toyota Motor Credit Corp.
    1.550%, 10/18/19.............................   2,500   2,484,402
Other Securities.................................           4,980,619
                                                          -----------
TOTAL JAPAN......................................           7,465,021
                                                          -----------

NETHERLANDS -- (9.4%)
Bank Nederlandse Gemeenten NV
##  1.000%, 09/20/18.............................   5,000   4,968,095
    1.875%, 06/11/19.............................   2,000   2,008,326
Cooperatieve Rabobank UA
    1.700%, 03/19/18.............................   3,435   3,439,891
    2.250%, 01/14/19.............................   3,700   3,726,030
Nederlandse Waterschapsbank NV
    0.875%, 07/13/18.............................   3,500   3,477,656
##  1.500%, 01/23/19.............................   2,000   1,996,594
Shell International Finance BV
    1.625%, 11/10/18.............................   2,870   2,878,320
Other Securities.................................           1,302,569
                                                          -----------
TOTAL NETHERLANDS................................          23,797,481
                                                          -----------

NORWAY -- (2.9%)
Statoil ASA
    2.250%, 11/08/19.............................   4,461   4,489,457
Other Securities.................................           2,998,951
                                                          -----------
TOTAL NORWAY.....................................           7,488,408
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.0%)
African Development Bank
    1.625%, 10/02/18.............................   4,750   4,765,476
Council Of Europe Development Bank
    1.625%, 03/10/20.............................   3,000   2,993,565
                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....           7,759,041
                                                          -----------

SWEDEN -- (1.1%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19.............................   2,000   2,016,882
Other Securities.................................             697,003
                                                          -----------
TOTAL SWEDEN.....................................           2,713,885
                                                          -----------

SWITZERLAND -- (0.5%)
Other Securities.................................           1,400,283
                                                          -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
UNITED KINGDOM -- (2.5%)
BP Capital Markets P.L.C.
    2.315%, 02/13/20.............................   2,550 $  2,574,449
Other Securities.................................            3,694,007
                                                          ------------
TOTAL UNITED KINGDOM.............................            6,268,456
                                                          ------------

UNITED STATES -- (33.8%)
Adobe Systems, Inc.
    4.750%, 02/01/20.............................   2,150    2,317,311
Apple, Inc.
    1.100%, 08/02/19.............................   3,000    2,969,898
Bank of New York Mellon Corp. (The)
    2.150%, 02/24/20.............................   2,000    2,014,884
Becton Dickinson and Co.
    2.675%, 12/15/19.............................   2,100    2,114,708
Bristol-Myers Squibb Co.
    1.600%, 02/27/19.............................   2,500    2,497,128
Chevron Corp.
    2.193%, 11/15/19.............................   3,500    3,531,678
Cisco Systems, Inc.
    1.650%, 06/15/18.............................   2,800    2,808,151
Citizens Bank NA
    2.450%, 12/04/19.............................   2,200    2,216,872
Dominion Resources, Inc.
    2.500%, 12/01/19.............................   2,000    2,020,222
Eastman Chemical Co.
    2.700%, 01/15/20.............................   2,000    2,032,220
Enterprise Products Operating LLC
    5.250%, 01/31/20.............................   2,000    2,160,668
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................   2,000    2,030,920
Express Scripts Holding Co.
    2.250%, 06/15/19.............................   2,000    2,006,256
Humana, Inc.
    2.625%, 10/01/19.............................   2,000    2,025,488
Morgan Stanley
    2.375%, 07/23/19.............................   2,000    2,014,102
Ryder System, Inc.
    2.450%, 09/03/19.............................   2,000    2,012,646
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................   2,000    2,023,218
Time Warner, Inc.
    4.875%, 03/15/20.............................   2,000    2,145,176
Tyson Foods, Inc.
    2.650%, 08/15/19.............................   2,000    2,020,316
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.............................   2,000    2,022,012
Other Securities.................................           40,847,459
                                                          ------------
TOTAL UNITED STATES..............................           85,831,333
                                                          ------------
TOTAL BONDS......................................          218,824,127
                                                          ------------

                                                     FACE
                                                    AMOUNT^    VALUE+
                                                    -------    ------
                                                     (000)
U.S. TREASURY OBLIGATIONS -- (13.8%)
U.S. Treasury Notes
      1.125%, 01/15/19.............................   8,700 $  8,684,366
      1.125%, 03/31/20.............................  26,700   26,463,251
                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS....................           35,147,617
                                                            ------------
TOTAL INVESTMENT SECURITIES........................          253,971,744
                                                            ------------

                                                    SHARES
                                                    ------
SECURITIES LENDING COLLATERAL -- (--%)
(S)@  DFA Short Term Investment Fund...............     114        1,323
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $253,895,484)..............................          $253,973,067
                                                            ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                                 --------------------------------------------
                                                                                  LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                                                 ---------- ------------ ------- ------------
Bonds
 Australia......................................................................         -- $ 17,437,485   --    $ 17,437,485
 Austria........................................................................         --    5,007,270   --       5,007,270
 Belgium........................................................................         --    1,220,223   --       1,220,223
 Canada.........................................................................         --   24,699,068   --      24,699,068
 Denmark........................................................................         --    5,285,865   --       5,285,865
 Finland........................................................................         --    2,992,161   --       2,992,161
 France.........................................................................         --    3,587,356   --       3,587,356
 Germany........................................................................         --   11,400,550   --      11,400,550
 Ireland........................................................................         --    4,470,241   --       4,470,241
 Japan..........................................................................         --    7,465,021   --       7,465,021
 Netherlands....................................................................         --   23,797,481   --      23,797,481
 Norway.........................................................................         --    7,488,408   --       7,488,408
 Supranational Organization Obligations.........................................         --    7,759,041   --       7,759,041
 Sweden.........................................................................         --    2,713,885   --       2,713,885
 Switzerland....................................................................         --    1,400,283   --       1,400,283
 United Kingdom.................................................................         --    6,268,456   --       6,268,456
 United States..................................................................         --   85,831,333   --      85,831,333
U.S. Treasury Obligations.......................................................         --   35,147,617   --      35,147,617
Securities Lending Collateral...................................................         --        1,323   --           1,323
Futures Contracts**............................................................. $2,995,577           --   --       2,995,577
                                                                                 ---------- ------------   --    ------------
TOTAL........................................................................... $2,995,577 $253,973,067   --    $256,968,644
                                                                                 ========== ============   ==    ============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                         ------     ------    ---------------
  COMMON STOCKS -- (96.6%)
  Consumer Discretionary -- (14.8%)
  *   Amazon.com, Inc...................  18,767 $ 17,359,287            1.7%
      Comcast Corp. Class A............. 287,333   11,260,580            1.1%
      Home Depot, Inc. (The)............  55,364    8,642,320            0.8%
      Lowe's Cos., Inc..................  44,366    3,765,786            0.4%
      McDonald's Corp...................  26,974    3,774,472            0.4%
      Starbucks Corp....................  62,954    3,781,017            0.4%
      Walt Disney Co. (The).............  75,950    8,779,820            0.8%
      Other Securities..................          100,513,720            9.6%
                                                 ------------           -----
  Total Consumer Discretionary..........          157,877,002           15.2%
                                                 ------------           -----
  Consumer Staples -- (8.4%)
      Altria Group, Inc.................  87,167    6,256,847            0.6%
      Coca-Cola Co. (The)............... 177,393    7,654,508            0.7%
      CVS Health Corp...................  48,410    3,990,920            0.4%
      PepsiCo, Inc......................  64,099    7,261,135            0.7%
      Philip Morris International, Inc..  51,373    5,694,183            0.6%
      Procter & Gamble Co. (The)........ 111,304    9,720,178            0.9%
      Wal-Mart Stores, Inc..............  87,376    6,568,928            0.6%
      Walgreens Boots Alliance, Inc.....  46,029    3,983,350            0.4%
      Other Securities..................           38,823,691            3.7%
                                                 ------------           -----
  Total Consumer Staples................           89,953,740            8.6%
                                                 ------------           -----
  Energy -- (5.2%)
      Chevron Corp......................  60,073    6,409,789            0.6%
      Exxon Mobil Corp.................. 127,724   10,428,665            1.0%
      Other Securities..................           38,416,873            3.7%
                                                 ------------           -----
  Total Energy..........................           55,255,327            5.3%
                                                 ------------           -----
  Financials -- (14.3%)
      Bank of America Corp.............. 373,238    8,711,375            0.8%
  *   Berkshire Hathaway, Inc. Class B..  59,826    9,883,853            1.0%
      Citigroup, Inc....................  89,769    5,307,143            0.5%
      JPMorgan Chase & Co............... 155,585   13,535,895            1.3%
      Wells Fargo & Co.................. 207,376   11,165,124            1.1%
      Other Securities..................          104,413,737           10.0%
                                                 ------------           -----
  Total Financials......................          153,017,127           14.7%
                                                 ------------           -----
  Health Care -- (12.6%)
      AbbVie, Inc.......................  68,920    4,544,585            0.4%
      Amgen, Inc........................  31,515    5,147,030            0.5%
  *   Celgene Corp......................  32,831    4,072,686            0.4%
      Johnson & Johnson................. 117,807   14,545,630            1.4%
      Merck & Co., Inc.................. 119,459    7,445,879            0.7%
      Pfizer, Inc....................... 321,597   10,908,570            1.1%
      UnitedHealth Group, Inc...........  41,232    7,210,652            0.7%
      Other Securities..................           80,722,884            7.7%
                                                 ------------           -----
  Total Health Care.....................          134,597,916           12.9%
                                                 ------------           -----
  Industrials -- (11.8%)
      3M Co.............................  26,886    5,265,085            0.5%
      Boeing Co. (The)..................  25,987    4,803,177            0.5%
      General Electric Co............... 342,505    9,929,220            1.0%
      Honeywell International, Inc......  33,512    4,394,764            0.4%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                      SHARES       VALUE+     OF NET ASSETS**
                                                                      ------       ------     ---------------
Industrials -- (Continued)
      Union Pacific Corp............................................    45,307 $    5,072,572            0.5%
      United Technologies Corp......................................    43,205      5,140,963            0.5%
      Other Securities..............................................               90,889,275            8.7%
                                                                               --------------          ------
Total Industrials...................................................              125,495,056           12.1%
                                                                               --------------          ------
Information Technology -- (20.4%)
      Accenture P.L.C. Class A......................................    31,458      3,815,855            0.4%
*     Alphabet, Inc. Class A........................................    10,745      9,933,967            1.0%
*     Alphabet, Inc. Class C........................................    11,285     10,223,759            1.0%
      Apple, Inc....................................................   215,464     30,951,404            3.0%
      Cisco Systems, Inc............................................   208,936      7,118,450            0.7%
*     Facebook, Inc. Class A........................................    68,220     10,250,055            1.0%
      Intel Corp....................................................   241,422      8,727,405            0.8%
      International Business Machines Corp..........................    43,508      6,973,897            0.7%
      Mastercard, Inc. Class A......................................    48,631      5,656,758            0.5%
      Microsoft Corp................................................   299,894     20,530,743            2.0%
      Oracle Corp...................................................   129,267      5,811,844            0.6%
      Texas Instruments, Inc........................................    50,780      4,020,760            0.4%
#     Visa, Inc. Class A............................................    74,058      6,755,571            0.7%
      Other Securities..............................................               87,368,113            8.1%
                                                                               --------------          ------
Total Information Technology........................................              218,138,581           20.9%
                                                                               --------------          ------
Materials -- (3.6%)
      Other Securities..............................................               38,801,265            3.7%
                                                                               --------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                2,582,318            0.2%
                                                                               --------------          ------
Telecommunication Services -- (2.6%)
      AT&T, Inc.....................................................   377,616     14,964,922            1.4%
      Verizon Communications, Inc...................................   187,985      8,630,392            0.8%
      Other Securities..............................................                4,438,365            0.5%
                                                                               --------------          ------
Total Telecommunication Services....................................               28,033,679            2.7%
                                                                               --------------          ------
Utilities -- (2.6%)
      Other Securities..............................................               27,774,396            2.7%
                                                                               --------------          ------
TOTAL COMMON STOCKS.................................................            1,031,526,407           99.0%
                                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    7,305            0.0%
                                                                               --------------          ------
TOTAL INVESTMENT SECURITIES.........................................            1,031,533,712
                                                                               --------------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 5,107,938      5,107,938            0.5%
                                                                               --------------          ------
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@  DFA Short Term Investment Fund................................ 2,686,276     31,088,275            3.0%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $902,766,517)...........................................           $1,067,729,925          102.5%
                                                                               ==============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------------
                                       LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                    -------------- ----------- ------- --------------
Common Stocks
 Consumer Discretionary............ $  157,877,002          --   --    $  157,877,002
 Consumer Staples..................     89,953,740          --   --        89,953,740
 Energy............................     55,255,327          --   --        55,255,327
 Financials........................    153,017,127          --   --       153,017,127
 Health Care.......................    134,597,916          --   --       134,597,916
 Industrials.......................    125,495,056          --   --       125,495,056
 Information Technology............    218,138,581          --   --       218,138,581
 Materials.........................     38,801,265          --   --        38,801,265
 Real Estate.......................      2,582,318          --   --         2,582,318
 Telecommunication Services........     28,033,679          --   --        28,033,679
 Utilities.........................     27,774,396          --   --        27,774,396
Rights/Warrants....................             -- $     7,305   --             7,305
Temporary Cash Investments.........      5,107,938          --   --         5,107,938
Securities Lending Collateral......             --  31,088,275   --        31,088,275
Futures Contracts**................          1,023          --   --             1,023
                                    -------------- -----------   --    --------------
TOTAL.............................. $1,036,635,368 $31,095,580   --    $1,067,730,948
                                    ============== ===========   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................. $21,064,988,669
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $14,743,776,593)....................................... $21,064,988,669
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                   PERCENTAGE
                                         SHARES       VALUE+     OF NET ASSETS**
                                         ------       ------     ---------------
COMMON STOCKS -- (83.8%)
Consumer Discretionary -- (12.5%)
#   CalAtlantic Group, Inc............. 1,112,227 $   40,284,862            0.4%
#   Kohl's Corp........................ 1,003,092     39,150,681            0.4%
*   Madison Square Garden Co. (The)
     Class A...........................   187,861     37,904,714            0.4%
#   Penske Automotive Group, Inc.......   730,052     34,830,781            0.4%
#   PulteGroup, Inc.................... 3,308,268     74,998,436            0.8%
    Staples, Inc....................... 5,235,500     51,150,835            0.5%
#   Toll Brothers, Inc................. 1,935,113     69,644,717            0.7%
    Other Securities...................            1,076,549,460           11.2%
                                                  --------------           -----
Total Consumer Discretionary...........            1,424,514,486           14.8%
                                                  --------------           -----
Consumer Staples -- (2.2%)
#*  Post Holdings, Inc.................   498,951     42,006,685            0.4%
    Other Securities...................              209,331,683            2.2%
                                                  --------------           -----
Total Consumer Staples.................              251,338,368            2.6%
                                                  --------------           -----
Energy -- (7.1%)
#*  CONSOL Energy, Inc................. 2,980,049     45,237,144            0.5%
#   HollyFrontier Corp................. 1,989,315     55,979,324            0.6%
#   Murphy Oil Corp.................... 1,768,756     46,306,032            0.5%
#   Nabors Industries, Ltd............. 3,371,391     34,860,183            0.4%
#*  Transocean, Ltd.................... 4,853,043     53,529,064            0.6%
    Other Securities...................              577,360,487            5.8%
                                                  --------------           -----
Total Energy...........................              813,272,234            8.4%
                                                  --------------           -----
Financials -- (22.2%)
    Allied World Assurance Co.
     Holdings AG.......................   916,893     48,677,849            0.5%
    American Financial Group, Inc......   387,636     37,720,859            0.4%
    Assurant, Inc......................   583,134     56,120,816            0.6%
    Assured Guaranty, Ltd.............. 1,438,096     54,834,600            0.6%
    Axis Capital Holdings, Ltd.........   875,934     57,724,051            0.6%
#   Investors Bancorp, Inc............. 3,494,999     48,405,736            0.5%
#   Legg Mason, Inc....................   942,615     35,234,949            0.4%
#   Navient Corp....................... 2,556,220     38,854,544            0.4%
    Old Republic International Corp.... 1,900,386     39,299,982            0.4%
#   PacWest Bancorp.................... 1,146,079     56,604,842            0.6%
#   People's United Financial, Inc..... 3,756,568     65,627,243            0.7%
#   Prosperity Bancshares, Inc.........   631,538     42,439,354            0.4%
    Reinsurance Group of America, Inc..   324,024     40,515,961            0.4%
#   RenaissanceRe Holdings, Ltd........   423,464     60,203,877            0.6%
    Umpqua Holdings Corp............... 2,390,030     42,231,830            0.4%
    Validus Holdings, Ltd..............   783,685     43,322,107            0.5%
#   Zions Bancorporation...............   916,829     36,700,665            0.4%
    Other Securities...................            1,725,243,238           17.8%
                                                  --------------           -----
Total Financials.......................            2,529,762,503           26.2%
                                                  --------------           -----
Health Care -- (4.3%)
    Other Securities...................              486,437,667            5.0%
                                                  --------------           -----
Industrials -- (18.4%)
#*  AECOM.............................. 1,361,250     46,568,362            0.5%
#   AGCO Corp..........................   929,613     59,485,936            0.6%
#   Air Lease Corp..................... 1,011,383     38,574,148            0.4%
*   Colfax Corp........................   919,847     37,226,208            0.4%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
#*    Genesee & Wyoming, Inc. Class A...............................     579,330 $    39,255,401            0.4%
      Jacobs Engineering Group, Inc.................................   1,286,761      70,668,914            0.7%
*     JetBlue Airways Corp..........................................   2,670,322      58,293,129            0.6%
#*    Kirby Corp....................................................     545,422      38,506,793            0.4%
      ManpowerGroup, Inc............................................     345,864      34,925,347            0.4%
      Owens Corning.................................................   1,025,375      62,394,069            0.7%
*     Quanta Services, Inc..........................................   1,728,344      61,252,511            0.6%
      Ryder System, Inc.............................................     540,258      36,688,921            0.4%
#     Trinity Industries, Inc.......................................   1,557,299      41,891,343            0.4%
      Other Securities..............................................               1,473,225,450           15.3%
                                                                                 ---------------          ------
Total Industrials...................................................               2,098,956,532           21.8%
                                                                                 ---------------          ------
Information Technology -- (10.9%)
*     Arrow Electronics, Inc........................................   1,011,843      71,334,932            0.7%
      Avnet, Inc....................................................   1,615,113      62,488,722            0.7%
#     Jabil Circuit, Inc............................................   1,475,340      42,814,367            0.5%
      Marvell Technology Group, Ltd.................................   2,487,280      37,358,946            0.4%
#*    Tech Data Corp................................................     386,025      36,923,291            0.4%
      Other Securities..............................................                 988,439,992           10.1%
                                                                                 ---------------          ------
Total Information Technology........................................               1,239,360,250           12.8%
                                                                                 ---------------          ------
Materials -- (4.6%)
#     Olin Corp.....................................................   1,184,056      38,043,719            0.4%
      Reliance Steel & Aluminum Co..................................     819,428      64,587,315            0.7%
      Other Securities..............................................                 418,794,429            4.3%
                                                                                 ---------------          ------
Total Materials.....................................................                 521,425,463            5.4%
                                                                                 ---------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                  47,519,465            0.5%
                                                                                 ---------------          ------
Telecommunication Services -- (0.8%)
      Other Securities..............................................                  85,250,957            0.9%
                                                                                 ---------------          ------
Utilities -- (0.4%)
      Other Securities..............................................                  43,544,804            0.5%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................               9,541,382,729           98.9%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................               9,541,382,729
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.2%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 134,136,158     134,136,158            1.4%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (15.0%)
(S)@  DFA Short Term Investment Fund................................ 147,224,651   1,703,830,892           17.6%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,616,092,312)...........................................               $11,379,349,779          117.9%
                                                                                 ===============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------------------
                                       LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    -------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $1,423,271,725 $    1,242,761   --    $ 1,424,514,486
 Consumer Staples..................    251,338,368             --   --        251,338,368
 Energy............................    813,272,234             --   --        813,272,234
 Financials........................  2,529,762,503             --   --      2,529,762,503
 Health Care.......................    486,437,667             --   --        486,437,667
 Industrials.......................  2,098,956,532             --   --      2,098,956,532
 Information Technology............  1,239,360,250             --   --      1,239,360,250
 Materials.........................    521,425,463             --   --        521,425,463
 Real Estate.......................     47,519,465             --   --         47,519,465
 Telecommunication Services........     85,250,957             --   --         85,250,957
 Utilities.........................     43,544,804             --   --         43,544,804
Temporary Cash Investments.........    134,136,158             --   --        134,136,158
Securities Lending Collateral......             --  1,703,830,892   --      1,703,830,892
Futures Contracts**................        517,857             --   --            517,857
                                    -------------- --------------   --    ---------------
TOTAL.............................. $9,674,793,983 $1,705,073,653   --    $11,379,867,636
                                    ============== ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                              PERCENTAGE
                                                    SHARES       VALUE+     OF NET ASSETS**
                                                    ------       ------     ---------------
COMMON STOCKS -- (87.5%)
Consumer Discretionary -- (13.4%)
#   Aaron's, Inc.................................  2,630,659 $   94,545,884            0.7%
#   DeVry Education Group, Inc...................  2,279,058     86,262,345            0.6%
#   Marriott Vacations Worldwide Corp............    735,327     81,018,329            0.6%
#*  TRI Pointe Group, Inc........................  5,761,788     71,734,261            0.5%
    Other Securities.............................             1,828,925,138           12.7%
                                                             --------------           -----
Total Consumer Discretionary.....................             2,162,485,957           15.1%
                                                             --------------           -----
Consumer Staples -- (4.1%)
#*  Darling Ingredients, Inc.....................  6,016,808     91,034,305            0.6%
#   Fresh Del Monte Produce, Inc.................  1,805,623    110,684,690            0.8%
#   Seaboard Corp................................     18,363     77,749,126            0.5%
#   Universal Corp...............................    835,660     61,379,227            0.4%
    Other Securities.............................               325,566,472            2.3%
                                                             --------------           -----
Total Consumer Staples...........................               666,413,820            4.6%
                                                             --------------           -----
Energy -- (8.2%)
#   Nabors Industries, Ltd.......................  6,698,859     69,266,202            0.5%
#*  Oasis Petroleum, Inc.........................  7,863,821     93,894,023            0.7%
#   Patterson-UTI Energy, Inc....................  3,900,459     84,425,435            0.6%
#   PBF Energy, Inc. Class A.....................  3,373,654     75,299,957            0.5%
#*  Rowan Cos. P.L.C. Class A....................  4,891,454     68,822,758            0.5%
*   Whiting Petroleum Corp....................... 11,805,777     97,987,949            0.7%
    Other Securities.............................               838,435,433            5.8%
                                                             --------------           -----
Total Energy.....................................             1,328,131,757            9.3%
                                                             --------------           -----
Financials -- (23.7%)
#   American Equity Investment Life Holding Co...  3,211,831     76,184,631            0.5%
    Argo Group International Holdings, Ltd.......  1,082,821     71,412,045            0.5%
    Aspen Insurance Holdings, Ltd................  1,997,554    104,571,952            0.7%
#   Associated Banc-Corp.........................  4,440,682    110,572,982            0.8%
    CNO Financial Group, Inc.....................  4,510,009     95,025,890            0.7%
#   Fulton Financial Corp........................  5,522,644    101,892,782            0.7%
#   Hancock Holding Co...........................  2,234,490    104,350,683            0.7%
    Hanover Insurance Group, Inc. (The)..........  1,198,891    105,826,109            0.8%
    Iberiabank Corp..............................  1,066,802     84,650,739            0.6%
    Kemper Corp..................................  1,702,554     66,995,500            0.5%
#   MB Financial, Inc............................  1,998,996     84,977,320            0.6%
#   Old National Bancorp.........................  3,969,135     66,681,468            0.5%
#   Selective Insurance Group, Inc...............  1,755,082     92,668,330            0.7%
#   Washington Federal, Inc......................  2,995,613    100,952,158            0.7%
    Wintrust Financial Corp......................  1,581,628    112,074,160            0.8%
    Other Securities.............................             2,450,653,747           17.0%
                                                             --------------           -----
Total Financials.................................             3,829,490,496           26.8%
                                                             --------------           -----
Health Care -- (3.9%)
#*  LifePoint Health, Inc........................  1,220,067     75,827,164            0.5%
    Other Securities.............................               563,126,487            4.0%
                                                             --------------           -----
Total Health Care................................               638,953,651            4.5%
                                                             --------------           -----
Industrials -- (15.7%)
#   Aircastle, Ltd...............................  2,623,128     61,958,283            0.4%
#*  DigitalGlobe, Inc............................  2,340,325     75,358,465            0.5%
#*  Esterline Technologies Corp..................  1,083,684     99,102,902            0.7%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
#     GATX Corp.....................................................   1,651,625 $    98,932,337            0.7%
      SkyWest, Inc..................................................   1,687,220      62,764,584            0.4%
#     Terex Corp....................................................   2,506,053      87,661,734            0.6%
*     WESCO International, Inc......................................   1,329,218      81,015,837            0.6%
      Other Securities..............................................               1,972,083,511           13.9%
                                                                                 ---------------          ------
Total Industrials...................................................               2,538,877,653           17.8%
                                                                                 ---------------          ------
Information Technology -- (12.4%)
*     CACI International, Inc. Class A..............................     849,691     100,263,538            0.7%
#     Convergys Corp................................................   3,776,945      85,019,032            0.6%
#*    Cree, Inc.....................................................   3,027,240      66,236,011            0.5%
#     MKS Instruments, Inc..........................................   1,201,698      94,032,868            0.7%
#*    Sanmina Corp..................................................   2,606,192      97,080,652            0.7%
#     SYNNEX Corp...................................................     847,108      91,851,920            0.7%
#*    Tech Data Corp................................................   1,054,751     100,886,933            0.7%
#     Vishay Intertechnology, Inc...................................   4,923,147      80,493,453            0.6%
      Other Securities..............................................               1,282,645,960            8.8%
                                                                                 ---------------          ------
Total Information Technology........................................               1,998,510,367           14.0%
                                                                                 ---------------          ------
Materials -- (5.1%)
#     Carpenter Technology Corp.....................................   1,553,161      63,058,337            0.4%
#     Commercial Metals Co..........................................   4,169,164      77,713,217            0.5%
      Domtar Corp...................................................   2,221,439      88,080,056            0.6%
#     Hecla Mining Co...............................................  12,535,408      68,317,974            0.5%
      Other Securities..............................................                 532,835,962            3.8%
                                                                                 ---------------          ------
Total Materials.....................................................                 830,005,546            5.8%
                                                                                 ---------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                  27,093,537            0.2%
                                                                                 ---------------          ------
Telecommunication Services -- (0.8%)
      Telephone & Data Systems, Inc.................................   2,493,615      68,474,668            0.5%
      Other Securities..............................................                  57,602,565            0.4%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 126,077,233            0.9%
                                                                                 ---------------          ------
Utilities -- (0.0%)
      Other Securities..............................................                   6,919,066            0.0%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              14,152,959,083           99.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              14,152,959,083
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 126,007,973     126,007,973            0.9%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund................................ 164,232,188   1,900,659,111           13.3%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,611,886,187)..........................................               $16,179,626,167          113.2%
                                                                                 ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 2,161,413,947 $    1,072,010   --    $ 2,162,485,957
 Consumer Staples..................     666,413,820             --   --        666,413,820
 Energy............................   1,328,131,757             --   --      1,328,131,757
 Financials........................   3,829,490,496             --   --      3,829,490,496
 Health Care.......................     638,953,651             --   --        638,953,651
 Industrials.......................   2,538,877,653             --   --      2,538,877,653
 Information Technology............   1,998,510,367             --   --      1,998,510,367
 Materials.........................     830,005,546             --   --        830,005,546
 Real Estate.......................      27,093,537             --   --         27,093,537
 Telecommunication Services........     126,077,233             --   --        126,077,233
 Utilities.........................       6,919,066             --   --          6,919,066
Temporary Cash Investments.........     126,007,973             --   --        126,007,973
Securities Lending Collateral......              --  1,900,659,111   --      1,900,659,111
Futures Contracts**................       1,189,504             --   --          1,189,504
                                    --------------- --------------   --    ---------------
TOTAL.............................. $14,279,084,550 $1,901,731,121   --    $16,180,815,671
                                    =============== ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                   PERCENTAGE
                                         SHARES       VALUE+     OF NET ASSETS**
                                         ------       ------     ---------------
COMMON STOCKS -- (90.3%)
Consumer Discretionary -- (14.3%)
*   Amazon.com, Inc....................   284,735 $  263,377,028            1.4%
    Comcast Corp. Class A.............. 4,057,379    159,008,683            0.9%
    Home Depot, Inc. (The).............   852,036    133,002,820            0.7%
    McDonald's Corp....................   527,922     73,872,125            0.4%
    Starbucks Corp..................... 1,007,502     60,510,570            0.3%
    Walt Disney Co. (The)..............   910,925    105,302,930            0.6%
    Other Securities...................            2,087,736,478           11.4%
                                                  --------------           -----
Total Consumer Discretionary...........            2,882,810,634           15.7%
                                                  --------------           -----
Consumer Staples -- (7.2%)
    Altria Group, Inc.................. 1,353,494     97,153,799            0.5%
    Coca-Cola Co. (The)................ 2,498,932    107,828,916            0.6%
    CVS Health Corp....................   645,839     53,242,967            0.3%
    PepsiCo, Inc....................... 1,007,642    114,145,686            0.6%
    Philip Morris International, Inc...   687,129     76,161,378            0.4%
    Procter & Gamble Co. (The)......... 1,243,715    108,613,631            0.6%
    Wal-Mart Stores, Inc............... 1,321,553     99,354,355            0.5%
    Other Securities...................              789,902,551            4.4%
                                                  --------------           -----
Total Consumer Staples.................            1,446,403,283            7.9%
                                                  --------------           -----
Energy -- (4.4%)
    Chevron Corp.......................   925,612     98,762,800            0.6%
    Exxon Mobil Corp................... 1,701,638    138,938,743            0.8%
    Other Securities...................              646,170,976            3.4%
                                                  --------------           -----
Total Energy...........................              883,872,519            4.8%
                                                  --------------           -----
Financials -- (14.0%)
    Bank of America Corp............... 5,599,136    130,683,834            0.7%
*   Berkshire Hathaway, Inc. Class B...   930,687    153,758,799            0.9%
    Citigroup, Inc..................... 1,581,065     93,472,563            0.5%
    JPMorgan Chase & Co................ 2,148,927    186,956,649            1.0%
    Wells Fargo & Co................... 2,909,420    156,643,173            0.9%
    Other Securities...................            2,105,877,671           11.4%
                                                  --------------           -----
Total Financials.......................            2,827,392,689           15.4%
                                                  --------------           -----
Health Care -- (10.4%)
    AbbVie, Inc........................ 1,092,274     72,024,548            0.4%
    Amgen, Inc.........................   349,369     57,058,945            0.3%
*   Celgene Corp.......................   544,650     67,563,832            0.4%
    Gilead Sciences, Inc...............   809,650     55,501,507            0.3%
    Johnson & Johnson.................. 1,287,481    158,965,279            0.9%
    Merck & Co., Inc................... 1,335,662     83,251,812            0.5%
    Pfizer, Inc........................ 3,582,107    121,505,069            0.7%
    UnitedHealth Group, Inc............   598,591    104,681,594            0.6%
    Other Securities...................            1,366,312,205            7.3%
                                                  --------------           -----
Total Health Care......................            2,086,864,791           11.4%
                                                  --------------           -----
Industrials -- (12.3%)
    3M Co..............................   417,065     81,673,839            0.5%
    Boeing Co. (The)...................   406,553     75,143,191            0.4%
    General Electric Co................ 2,874,270     83,325,087            0.5%
    Honeywell International, Inc.......   427,001     55,996,911            0.3%
    Union Pacific Corp.................   498,031     55,759,551            0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
      United Parcel Service, Inc. Class B...........................     476,456 $    51,199,962            0.3%
      United Technologies Corp......................................     532,026      63,305,774            0.4%
      Other Securities..............................................               2,010,062,083           10.8%
                                                                                 ---------------          ------
Total Industrials...................................................               2,476,466,398           13.5%
                                                                                 ---------------          ------
Information Technology -- (18.5%)
      Accenture P.L.C. Class A......................................     431,332      52,320,572            0.3%
*     Alphabet, Inc. Class A........................................     108,011      99,858,330            0.6%
*     Alphabet, Inc. Class C........................................     113,508     102,833,708            0.6%
      Apple, Inc....................................................   3,766,502     541,058,012            3.0%
      Cisco Systems, Inc............................................   2,849,851      97,094,424            0.5%
*     Facebook, Inc. Class A........................................   1,117,863     167,958,916            0.9%
      Intel Corp....................................................   3,555,626     128,535,880            0.7%
      International Business Machines Corp..........................     633,170     101,490,819            0.6%
      Mastercard, Inc. Class A......................................     674,690      78,479,941            0.4%
      Microsoft Corp................................................   4,408,179     301,783,934            1.7%
      Oracle Corp...................................................   1,459,376      65,613,545            0.4%
      Texas Instruments, Inc........................................     682,286      54,023,405            0.3%
#     Visa, Inc. Class A............................................   1,083,518      98,838,512            0.5%
      Other Securities..............................................               1,832,740,366            9.8%
                                                                                 ---------------          ------
Total Information Technology........................................               3,722,630,364           20.3%
                                                                                 ---------------          ------
Materials -- (4.1%)
      Other Securities..............................................                 826,133,600            4.5%
                                                                                 ---------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                  60,949,410            0.3%
                                                                                 ---------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc.....................................................   5,343,722     211,771,703            1.2%
      Verizon Communications, Inc...................................   2,848,582     130,778,400            0.7%
      Other Securities..............................................                  94,451,861            0.5%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 437,001,964            2.4%
                                                                                 ---------------          ------
Utilities -- (2.6%)
      Other Securities..............................................                 526,870,407            2.9%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              18,177,396,059           99.1%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     286,870            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              18,177,682,929
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 140,211,829     140,211,829            0.8%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.0%)
(S)@  DFA Short Term Investment Fund................................ 156,034,311   1,805,785,077            9.8%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,584,804,362)..........................................               $20,123,679,835          109.7%
                                                                                 ===============          ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 2,882,744,962 $       65,672   --    $ 2,882,810,634
 Consumer Staples..................   1,446,403,283             --   --      1,446,403,283
 Energy............................     883,872,519             --   --        883,872,519
 Financials........................   2,827,392,689             --   --      2,827,392,689
 Health Care.......................   2,086,864,791             --   --      2,086,864,791
 Industrials.......................   2,476,466,398             --   --      2,476,466,398
 Information Technology............   3,722,630,364             --   --      3,722,630,364
 Materials.........................     826,133,600             --   --        826,133,600
 Real Estate.......................      60,949,410             --   --         60,949,410
 Telecommunication Services........     437,001,964             --   --        437,001,964
 Utilities.........................     526,870,407             --   --        526,870,407
Rights/Warrants....................              --        286,870   --            286,870
Temporary Cash Investments.........     140,211,829             --   --        140,211,829
Securities Lending Collateral......              --  1,805,785,077   --      1,805,785,077
Futures Contracts**................         328,629             --   --            328,629
                                    --------------- --------------   --    ---------------
TOTAL.............................. $18,317,870,845 $1,806,137,619   --    $20,124,008,464
                                    =============== ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                   PERCENTAGE
                                         SHARES       VALUE+     OF NET ASSETS**
                                         ------       ------     ---------------
COMMON STOCKS -- (89.8%)
Consumer Discretionary -- (13.5%)
*   Amazon.com, Inc....................   119,448 $  110,488,206            0.6%
*   Charter Communications, Inc.
     Class A...........................   203,447     70,221,767            0.4%
    Comcast Corp. Class A.............. 5,459,654    213,963,840            1.1%
    Ford Motor Co...................... 4,256,529     48,822,388            0.3%
    General Motors Co.................. 1,628,062     56,396,068            0.3%
    Home Depot, Inc. (The).............   339,073     52,929,295            0.3%
    Time Warner, Inc...................   819,384     81,340,250            0.4%
    Walt Disney Co. (The)..............   949,440    109,755,264            0.6%
    Other Securities...................            2,263,239,381           10.8%
                                                  --------------           -----
Total Consumer Discretionary...........            3,007,156,459           14.8%
                                                  --------------           -----
Consumer Staples -- (6.2%)
    Coca-Cola Co. (The)................ 1,420,248     61,283,701            0.3%
    CVS Health Corp....................   951,257     78,421,627            0.4%
    PepsiCo, Inc.......................   441,915     50,060,131            0.3%
    Procter & Gamble Co. (The)......... 1,360,960    118,852,637            0.6%
    Wal-Mart Stores, Inc............... 1,850,588    139,127,206            0.7%
    Walgreens Boots Alliance, Inc......   825,718     71,457,636            0.4%
    Other Securities...................              854,738,027            4.1%
                                                  --------------           -----
Total Consumer Staples.................            1,373,940,965            6.8%
                                                  --------------           -----
Energy -- (5.2%)
    Chevron Corp....................... 1,234,214    131,690,634            0.7%
    Exxon Mobil Corp................... 1,978,605    161,553,098            0.8%
    Other Securities...................              860,795,876            4.2%
                                                  --------------           -----
Total Energy...........................            1,154,039,608            5.7%
                                                  --------------           -----
Financials -- (16.7%)
    American Express Co................   831,568     65,901,764            0.3%
    Bank of America Corp............... 6,518,226    152,135,395            0.8%
*   Berkshire Hathaway, Inc. Class B...   456,755     75,460,494            0.4%
    Citigroup, Inc..................... 1,745,438    103,190,295            0.5%
    Goldman Sachs Group, Inc. (The)....   282,295     63,177,621            0.3%
    JPMorgan Chase & Co................ 2,916,097    253,700,439            1.3%
    U.S. Bancorp....................... 1,202,817     61,680,456            0.3%
    Wells Fargo & Co................... 4,176,562    224,866,098            1.1%
    Other Securities...................            2,738,205,713           13.4%
                                                  --------------           -----
Total Financials.......................            3,738,318,275           18.4%
                                                  --------------           -----
Health Care -- (9.8%)
    Abbott Laboratories................ 1,267,250     55,302,790            0.3%
    Allergan P.L.C.....................   211,621     51,605,897            0.3%
    Amgen, Inc.........................   327,896     53,551,975            0.3%
    Johnson & Johnson.................. 1,239,975    153,099,713            0.8%
    Medtronic P.L.C....................   642,842     53,413,742            0.3%
    Merck & Co., Inc................... 1,222,425     76,193,750            0.4%
    Pfizer, Inc........................ 4,993,637    169,384,167            0.8%
    UnitedHealth Group, Inc............   617,082    107,915,300            0.5%
    Other Securities...................            1,464,069,534            7.1%
                                                  --------------           -----
Total Health Care......................            2,184,536,868           10.8%
                                                  --------------           -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (12.9%)
      CSX Corp......................................................     987,114 $    50,184,876            0.3%
      Delta Air Lines, Inc..........................................   1,137,994      51,710,447            0.3%
      General Electric Co...........................................   3,181,174      92,222,234            0.5%
      Union Pacific Corp............................................     671,012      75,126,504            0.4%
      United Technologies Corp......................................     592,959      70,556,191            0.4%
      Other Securities..............................................               2,533,390,439           12.3%
                                                                                 ---------------          ------
Total Industrials...................................................               2,873,190,691           14.2%
                                                                                 ---------------          ------
Information Technology -- (16.8%)
*     Alphabet, Inc. Class A........................................      95,859      88,623,563            0.4%
*     Alphabet, Inc. Class C........................................     100,541      91,086,124            0.5%
      Apple, Inc....................................................   3,188,839     458,076,722            2.3%
      Cisco Systems, Inc............................................   4,695,731     159,983,555            0.8%
*     Facebook, Inc. Class A........................................     583,793      87,714,898            0.4%
      Intel Corp....................................................   5,141,165     185,853,115            0.9%
      Microsoft Corp................................................   3,539,615     242,322,043            1.2%
      Oracle Corp...................................................   1,400,777      62,978,934            0.3%
      QUALCOMM, Inc.................................................   1,310,728      70,438,523            0.4%
#     Visa, Inc. Class A............................................     643,473      58,697,607            0.3%
      Other Securities..............................................               2,248,556,129           11.0%
                                                                                 ---------------          ------
Total Information Technology........................................               3,754,331,213           18.5%
                                                                                 ---------------          ------
Materials -- (4.3%)
      Dow Chemical Co. (The)........................................     878,752      55,185,626            0.3%
      Other Securities..............................................                 913,043,000            4.5%
                                                                                 ---------------          ------
Total Materials.....................................................                 968,228,626            4.8%
                                                                                 ---------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                  79,231,879            0.4%
                                                                                 ---------------          ------
Telecommunication Services -- (2.3%)
      AT&T, Inc.....................................................   7,593,543     300,932,109            1.5%
      Verizon Communications, Inc...................................   1,954,061      89,710,941            0.5%
      Other Securities..............................................                 131,346,600            0.6%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 521,989,650            2.6%
                                                                                 ---------------          ------
Utilities -- (1.7%)
      Other Securities..............................................                 381,026,785            1.9%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              20,035,991,019           98.9%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     312,987            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              20,036,304,006
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 229,150,804     229,150,804            1.1%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@  DFA Short Term Investment Fund................................ 177,643,414   2,055,867,234           10.2%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $15,787,650,725)..........................................               $22,321,322,044          110.2%
                                                                                 ===============          ======

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 3,006,972,559 $      183,900   --    $ 3,007,156,459
 Consumer Staples..................   1,373,940,965             --   --      1,373,940,965
 Energy............................   1,154,039,608             --   --      1,154,039,608
 Financials........................   3,738,318,275             --   --      3,738,318,275
 Health Care.......................   2,184,536,868             --   --      2,184,536,868
 Industrials.......................   2,873,190,691             --   --      2,873,190,691
 Information Technology............   3,754,331,213             --   --      3,754,331,213
 Materials.........................     968,228,626             --   --        968,228,626
 Real Estate.......................      79,231,879             --   --         79,231,879
 Telecommunication Services........     521,989,650             --   --        521,989,650
 Utilities.........................     381,026,785             --   --        381,026,785
Rights/Warrants....................              --        312,987   --            312,987
Temporary Cash Investments.........     229,150,804             --   --        229,150,804
Securities Lending Collateral......              --  2,055,867,234   --      2,055,867,234
Futures Contracts**................       1,280,785             --   --          1,280,785
                                    --------------- --------------   --    ---------------
TOTAL.............................. $20,266,238,708 $2,056,364,121   --    $22,322,602,829
                                    =============== ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)


                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS**
                                              ------       ------     ---------------
COMMON STOCKS -- (86.1%)
Consumer Discretionary -- (12.6%)
*   Charter Communications, Inc. Class A....    37,711 $   13,016,329            0.3%
    Comcast Corp. Class A...................   530,175     20,777,558            0.5%
    Ford Motor Co........................... 1,060,195     12,160,437            0.3%
    General Motors Co.......................   390,610     13,530,730            0.3%
    Goodyear Tire & Rubber Co. (The)........   241,087      8,734,582            0.2%
    Time Warner, Inc........................    94,912      9,421,914            0.2%
    Walt Disney Co. (The)...................   118,253     13,670,047            0.3%
    Other Securities........................              550,500,954           12.3%
                                                       --------------           -----
Total Consumer Discretionary................              641,812,551           14.4%
                                                       --------------           -----
Consumer Staples -- (4.0%)
    CVS Health Corp.........................   102,304      8,433,942            0.2%
    Procter & Gamble Co. (The)..............   103,497      9,038,393            0.2%
    Wal-Mart Stores, Inc....................   198,213     14,901,653            0.3%
    Walgreens Boots Alliance, Inc...........    96,800      8,377,072            0.2%
    Other Securities........................              161,592,087            3.7%
                                                       --------------           -----
Total Consumer Staples......................              202,343,147            4.6%
                                                       --------------           -----
Energy -- (6.1%)
    Chevron Corp............................   222,498     23,740,537            0.5%
    Exxon Mobil Corp........................   296,620     24,219,023            0.6%
#   Tesoro Corp.............................   121,066      9,650,171            0.2%
    Valero Energy Corp......................   125,201      8,089,237            0.2%
    Other Securities........................              244,718,752            5.5%
                                                       --------------           -----
Total Energy................................              310,417,720            7.0%
                                                       --------------           -----
Financials -- (20.4%)
    Bank of America Corp.................... 1,204,998     28,124,653            0.6%
    Citigroup, Inc..........................   312,527     18,476,596            0.4%
    Fifth Third Bancorp.....................   403,189      9,849,907            0.2%
    Goldman Sachs Group, Inc. (The).........    44,550      9,970,290            0.2%
#   Huntington Bancshares, Inc..............   748,332      9,623,550            0.2%
    JPMorgan Chase & Co.....................   550,713     47,912,031            1.1%
    KeyCorp.................................   482,222      8,795,729            0.2%
    Principal Financial Group, Inc..........   157,281     10,243,712            0.2%
    Regions Financial Corp..................   613,306      8,432,957            0.2%
    Wells Fargo & Co........................   846,080     45,552,947            1.0%
    Other Securities........................              843,924,088           19.1%
                                                       --------------           -----
Total Financials............................            1,040,906,460           23.4%
                                                       --------------           -----
Health Care -- (7.1%)
    Allergan P.L.C..........................    38,459      9,378,612            0.2%
    Anthem, Inc.............................    52,191      9,284,257            0.2%
    Johnson & Johnson.......................   108,631     13,412,670            0.3%
    Merck & Co., Inc........................   149,737      9,333,107            0.2%
    Pfizer, Inc.............................   602,303     20,430,118            0.5%
    UnitedHealth Group, Inc.................    78,101     13,658,303            0.3%
    Other Securities........................              288,749,532            6.5%
                                                       --------------           -----
Total Health Care...........................              364,246,599            8.2%
                                                       --------------           -----
Industrials -- (14.4%)
    General Electric Co.....................   299,460      8,681,345            0.2%
    Owens Corning...........................   129,690      7,891,636            0.2%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Union Pacific Corp............................................     79,133 $    8,859,731            0.2%
*     United Rentals, Inc...........................................    117,421     12,876,387            0.3%
      United Technologies Corp......................................     89,909     10,698,272            0.3%
#*    XPO Logistics, Inc............................................    197,780      9,768,354            0.2%
      Other Securities..............................................               674,687,627           15.1%
                                                                                --------------          ------
Total Industrials...................................................               733,463,352           16.5%
                                                                                --------------          ------
Information Technology -- (13.3%)
*     Alphabet, Inc. Class A........................................     10,302      9,524,405            0.2%
*     Alphabet, Inc. Class C........................................     10,827      9,808,829            0.2%
      Apple, Inc....................................................    329,973     47,400,621            1.1%
      Cisco Systems, Inc............................................    479,871     16,349,205            0.4%
      Intel Corp....................................................    578,019     20,895,387            0.5%
      Jabil Circuit, Inc............................................    302,067      8,765,984            0.2%
*     Micron Technology, Inc........................................    650,355     17,995,323            0.4%
      Microsoft Corp................................................    278,222     19,047,078            0.4%
#     Visa, Inc. Class A............................................    116,012     10,582,615            0.2%
      Western Digital Corp..........................................    113,626     10,120,668            0.2%
      Other Securities..............................................               507,044,176           11.4%
                                                                                --------------          ------
Total Information Technology........................................               677,534,291           15.2%
                                                                                --------------          ------
Materials -- (4.7%)
      Other Securities..............................................               239,103,797            5.4%
                                                                                --------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                17,279,091            0.4%
                                                                                --------------          ------
Telecommunication Services -- (2.3%)
      AT&T, Inc.....................................................  1,501,915     59,520,891            1.4%
#     CenturyLink, Inc..............................................    526,869     13,524,727            0.3%
      Verizon Communications, Inc...................................    259,639     11,920,026            0.3%
      Other Securities..............................................                34,415,828            0.7%
                                                                                --------------          ------
Total Telecommunication Services....................................               119,381,472            2.7%
                                                                                --------------          ------
Utilities -- (0.9%)
      Other Securities..............................................                47,896,602            1.1%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             4,394,385,082           98.9%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    61,222            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             4,394,446,304
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 45,293,421     45,293,421            1.0%
                                                                                --------------          ------
SECURITIES LENDING COLLATERAL -- (13.0%)
(S)@  DFA Short Term Investment Fund................................ 57,408,502    664,388,590           15.0%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,682,199,124)...........................................              $5,104,128,315          114.9%
                                                                                ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary............ $  641,738,783 $     73,768   --    $  641,812,551
 Consumer Staples..................    202,343,147           --   --       202,343,147
 Energy............................    310,417,720           --   --       310,417,720
 Financials........................  1,040,906,460           --   --     1,040,906,460
 Health Care.......................    364,246,599           --   --       364,246,599
 Industrials.......................    733,463,352           --   --       733,463,352
 Information Technology............    677,534,291           --   --       677,534,291
 Materials.........................    239,103,797           --   --       239,103,797
 Real Estate.......................     17,279,091           --   --        17,279,091
 Telecommunication Services........    119,381,472           --   --       119,381,472
 Utilities.........................     47,896,602           --   --        47,896,602
Rights/Warrants....................             --       61,222   --            61,222
Temporary Cash Investments.........     45,293,421           --   --        45,293,421
Securities Lending Collateral......             --  664,388,590   --       664,388,590
Futures Contracts**................        290,316           --   --           290,316
                                    -------------- ------------   --    --------------
TOTAL.............................. $4,439,895,051 $664,523,580   --    $5,104,418,631
                                    ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                    PERCENTAGE
                                          SHARES       VALUE+     OF NET ASSETS**
                                          ------       ------     ---------------
COMMON STOCKS -- (80.6%)
Consumer Discretionary -- (12.8%)
#*  Deckers Outdoor Corp................   656,986 $   39,149,796            0.3%
#*  Grand Canyon Education, Inc.........   499,376     37,533,100            0.2%
    Jack in the Box, Inc................   398,413     40,626,174            0.3%
#   Papa John's International, Inc......   463,838     36,671,032            0.2%
#   Tenneco, Inc........................   542,557     34,197,368            0.2%
*   Visteon Corp........................   340,599     35,064,667            0.2%
#   Wendy's Co. (The)................... 2,743,838     40,444,172            0.3%
    Other Securities....................            2,207,934,857           14.0%
                                                   --------------           -----
Total Consumer Discretionary............            2,471,621,166           15.7%
                                                   --------------           -----

Consumer Staples -- (3.4%)
#   Sanderson Farms, Inc................   381,768     44,201,099            0.3%
    Other Securities....................              617,491,672            3.9%
                                                   --------------           -----
Total Consumer Staples..................              661,692,771            4.2%
                                                   --------------           -----

Energy -- (3.6%)
    Other Securities....................              687,429,522            4.4%
                                                   --------------           -----

Financials -- (17.4%)
    Associated Banc-Corp................ 1,434,291     35,713,846            0.2%
#   BancorpSouth, Inc................... 1,310,621     39,908,409            0.3%
    BGC Partners, Inc. Class A.......... 3,104,312     35,327,071            0.2%
    Cathay General Bancorp.............. 1,123,773     42,759,563            0.3%
    Evercore Partners, Inc. Class A.....   512,710     37,812,362            0.2%
    FNB Corp............................ 3,227,757     45,963,260            0.3%
#   Fulton Financial Corp............... 2,124,462     39,196,324            0.3%
    Hancock Holding Co..................   781,269     36,485,262            0.2%
#   Mercury General Corp................   593,604     36,500,710            0.2%
#   Pinnacle Financial Partners, Inc....   528,359     33,814,976            0.2%
#   Primerica, Inc......................   596,328     49,972,286            0.3%
    PrivateBancorp, Inc.................   706,570     40,818,549            0.3%
    ProAssurance Corp...................   648,045     40,113,985            0.3%
#   Selective Insurance Group, Inc......   718,693     37,946,990            0.2%
#   Sterling Bancorp.................... 1,887,128     43,875,726            0.3%
    TCF Financial Corp.................. 2,136,334     35,270,874            0.2%
#*  Texas Capital Bancshares, Inc.......   524,404     39,907,144            0.3%
#   UMB Financial Corp..................   496,964     36,024,920            0.2%
#   United Bankshares, Inc..............   913,459     36,447,012            0.2%
#   Valley National Bancorp............. 3,472,172     40,832,743            0.3%
#   Wintrust Financial Corp.............   515,201     36,507,143            0.2%
    Other Securities....................            2,540,370,172           16.2%
                                                   --------------           -----
Total Financials........................            3,361,569,327           21.4%
                                                   --------------           -----

Health Care -- (6.6%)
#   Chemed Corp.........................   168,025     33,836,874            0.2%
#*  Integra LifeSciences Holdings Corp..   771,372     35,459,971            0.2%
*   Masimo Corp.........................   391,510     40,223,737            0.3%
#*  NuVasive, Inc.......................   476,938     34,582,774            0.2%
    Other Securities....................            1,135,892,970            7.2%
                                                   --------------           -----
Total Health Care.......................            1,279,996,326            8.1%
                                                   --------------           -----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                             PERCENTAGE
                                                                 SHARES        VALUE+      OF NET ASSETS**
                                                                 ------        ------      ---------------
Industrials -- (15.6%)
*     Beacon Roofing Supply, Inc..............................     682,180 $    33,815,663            0.2%
#*    Dycom Industries, Inc...................................     329,337      34,797,747            0.2%
      EMCOR Group, Inc........................................     527,088      34,650,765            0.2%
      EnerSys.................................................     433,616      36,037,826            0.2%
      Kennametal, Inc.........................................     850,849      35,378,301            0.2%
*     MasTec, Inc.............................................     933,917      41,232,436            0.3%
#     Timken Co. (The)........................................     810,462      39,104,791            0.3%
      Valmont Industries, Inc.................................     238,545      36,342,331            0.2%
      Other Securities........................................               2,710,307,991           17.3%
                                                                           ---------------          ------
Total Industrials.............................................               3,001,667,851           19.1%
                                                                           ---------------          ------

Information Technology -- (12.2%)
#     Belden, Inc.............................................     500,667      34,896,490            0.2%
#*    Cirrus Logic, Inc.......................................     662,556      42,635,479            0.3%
#*    Coherent, Inc...........................................     276,406      59,593,134            0.4%
*     Entegris, Inc...........................................   1,400,987      34,744,478            0.2%
      MKS Instruments, Inc....................................     528,185      41,330,476            0.3%
      Other Securities........................................               2,133,473,902           13.5%
                                                                           ---------------          ------
Total Information Technology..................................               2,346,673,959           14.9%
                                                                           ---------------          ------

Materials -- (4.4%)
*     Louisiana-Pacific Corp..................................   1,719,416      44,257,768            0.3%
      Other Securities........................................                 799,578,267            5.1%
                                                                           ---------------          ------
Total Materials...............................................                 843,836,035            5.4%
                                                                           ---------------          ------

Real Estate -- (0.5%)
      Other Securities........................................                  96,252,837            0.6%
                                                                           ---------------          ------
Telecommunication Services -- (0.9%)
      Other Securities........................................                 165,874,639            1.1%
                                                                           ---------------          ------
Utilities -- (3.2%)
#     Black Hills Corp........................................     500,581      34,049,520            0.2%
      Southwest Gas Holdings, Inc.............................     430,070      36,022,663            0.2%
#     WGL Holdings, Inc.......................................     421,322      34,742,212            0.2%
      Other Securities........................................                 523,186,006            3.4%
                                                                           ---------------          ------
Total Utilities                                                                628,000,401            4.0%
                                                                           ---------------          ------
TOTAL COMMON STOCKS...........................................              15,544,614,834           98.9%
                                                                           ---------------          ------
TOTAL INVESTMENT SECURITIES...................................              15,544,614,834
                                                                           ---------------

TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional U.S. Government Money Market
       Fund, 0.680%........................................... 211,738,229     211,738,229            1.3%
                                                                           ---------------          ------
SECURITIES LENDING COLLATERAL -- (18.3%)
(S)@  DFA Short Term Investment Fund.......................... 304,056,330   3,518,843,904           22.4%
                                                                           ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $15,605,036,262)....................................               $19,275,196,967          122.6%
                                                                           ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 2,471,052,761 $      568,405   --    $ 2,471,621,166
 Consumer Staples..................     661,692,771             --   --        661,692,771
 Energy............................     687,425,053          4,469   --        687,429,522
 Financials........................   3,361,569,327             --   --      3,361,569,327
 Health Care.......................   1,279,996,326             --   --      1,279,996,326
 Industrials.......................   3,001,667,851             --   --      3,001,667,851
 Information Technology............   2,346,673,959             --   --      2,346,673,959
 Materials.........................     843,836,035             --   --        843,836,035
 Real Estate.......................      96,252,837             --   --         96,252,837
 Telecommunication Services........     165,874,639             --   --        165,874,639
 Utilities.........................     628,000,401             --   --        628,000,401
Temporary Cash Investments.........     211,738,229             --   --        211,738,229
Securities Lending Collateral......              --  3,518,843,904   --      3,518,843,904
Futures Contracts**................       2,410,255             --   --          2,410,255
                                    --------------- --------------   --    ---------------
TOTAL.............................. $15,758,190,444 $3,519,416,778   --    $19,277,607,222
                                    =============== ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                           PERCENTAGE
                                                  SHARES      VALUE+     OF NET ASSETS**
                                                  ------      ------     ---------------
COMMON STOCKS -- (85.2%)
Consumer Discretionary -- (13.2%)
*   American Axle & Manufacturing Holdings, Inc.. 826,992 $   14,546,789            0.3%
#   Bob Evans Farms, Inc......................... 234,571     15,655,269            0.3%
    Caleres, Inc................................. 489,203     14,098,830            0.3%
#   Children's Place, Inc. (The)................. 120,831     13,871,399            0.2%
#*  iRobot Corp.................................. 241,122     19,227,068            0.3%
    La-Z-Boy, Inc................................ 546,869     15,257,645            0.3%
    Nutrisystem, Inc............................. 347,024     18,548,433            0.3%
#*  Select Comfort Corp.......................... 443,759     13,712,153            0.2%
#   Sonic Corp................................... 598,492     16,087,465            0.3%
    Other Securities.............................            753,625,451           12.8%
                                                          --------------           -----
Total Consumer Discretionary.....................            894,630,502           15.3%
                                                          --------------           -----
Consumer Staples -- (2.9%)
#   Coca-Cola Bottling Co. Consolidated..........  73,233     15,515,143            0.3%
#   WD-40 Co..................................... 145,060     15,209,541            0.3%
    Other Securities.............................            163,677,122            2.7%
                                                          --------------           -----
Total Consumer Staples...........................            194,401,806            3.3%
                                                          --------------           -----
Energy -- (2.2%)
    Other Securities.............................            152,157,494            2.6%
                                                          --------------           -----
Financials -- (19.8%)
#   Ameris Bancorp............................... 359,211     16,918,838            0.3%
    Astoria Financial Corp....................... 689,448     14,057,845            0.2%
#   Boston Private Financial Holdings, Inc....... 934,943     14,585,111            0.3%
    FBL Financial Group, Inc. Class A............ 252,835     16,813,527            0.3%
#   First Financial Bancorp...................... 530,631     14,671,947            0.3%
#*  Green Dot Corp. Class A...................... 513,948     17,623,277            0.3%
    Horace Mann Educators Corp................... 408,077     15,772,176            0.3%
#   Stewart Information Services Corp............ 308,986     14,658,296            0.3%
#*  Walker & Dunlop, Inc......................... 342,436     15,358,255            0.3%
    Other Securities.............................          1,205,089,598           20.4%
                                                          --------------           -----
Total Financials.................................          1,345,548,870           23.0%
                                                          --------------           -----
Health Care -- (7.7%)
#*  Cambrex Corp................................. 265,240     15,741,994            0.3%
*   Merit Medical Systems, Inc................... 505,117     17,022,443            0.3%
#*  Omnicell, Inc................................ 390,314     16,159,000            0.3%
    Other Securities.............................            477,334,259            8.1%
                                                          --------------           -----
Total Health Care................................            526,257,696            9.0%
                                                          --------------           -----
Industrials -- (18.3%)
#   AAON, Inc.................................... 449,295     16,466,662            0.3%
#   Apogee Enterprises, Inc...................... 293,243     15,981,743            0.3%
    Brink's Co. (The)............................ 233,711     14,349,855            0.3%
    Comfort Systems USA, Inc..................... 380,897     13,978,920            0.2%
    Exponent, Inc................................ 266,014     16,266,756            0.3%
    Forward Air Corp............................. 308,222     16,388,164            0.3%
    Insperity, Inc............................... 229,047     20,923,443            0.4%
#   Korn/Ferry International..................... 428,819     13,893,736            0.2%
#*  Meritor, Inc................................. 962,823     17,147,878            0.3%
#*  Trex Co., Inc................................ 189,783     13,890,218            0.2%
#   Wabash National Corp......................... 661,379     15,066,214            0.3%
    Other Securities.............................          1,073,642,176           18.2%
                                                          --------------           -----
Total Industrials................................          1,247,995,765           21.3%
                                                          --------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Information Technology -- (11.9%)
#*    Advanced Energy Industries, Inc...............................    204,036 $   15,057,857            0.3%
      Cabot Microelectronics Corp...................................    275,151     21,558,081            0.4%
#*    ExlService Holdings, Inc......................................    333,971     15,933,756            0.3%
#     Methode Electronics, Inc......................................    410,752     18,299,002            0.3%
#*    OSI Systems, Inc..............................................    218,318     16,897,813            0.3%
*     Rogers Corp...................................................    149,440     15,383,354            0.3%
      Other Securities..............................................               709,261,605           12.0%
                                                                                --------------          ------
Total Information Technology........................................               812,391,468           13.9%
                                                                                --------------          ------
Materials -- (4.9%)
*     Ferro Corp....................................................    915,672     16,408,842            0.3%
*     Headwaters, Inc...............................................    771,171     18,323,023            0.3%
      Innospec, Inc.................................................    257,508     16,995,528            0.3%
#     Kaiser Aluminum Corp..........................................    167,047     14,100,437            0.2%
#     Quaker Chemical Corp..........................................    132,575     19,170,345            0.3%
      Stepan Co.....................................................    185,079     15,694,699            0.3%
      Other Securities..............................................               231,306,551            4.0%
                                                                                --------------          ------
Total Materials.....................................................               331,999,425            5.7%
                                                                                --------------          ------
Real Estate -- (0.8%)
      Other Securities..............................................                54,429,862            0.9%
                                                                                --------------          ------
Telecommunication Services -- (1.6%)
#*    General Communication, Inc. Class A...........................    439,260     16,445,894            0.3%
#     Shenandoah Telecommunications Co..............................    502,216     16,070,912            0.2%
      Other Securities..............................................                75,543,592            1.3%
                                                                                --------------          ------
Total Telecommunication Services....................................               108,060,398            1.8%
                                                                                --------------          ------
Utilities -- (1.9%)
#     American States Water Co......................................    394,734     17,573,558            0.3%
#     California Water Service Group................................    488,796     17,450,017            0.3%
      Other Securities..............................................                95,107,399            1.6%
                                                                                --------------          ------
Total Utilities.....................................................               130,130,974            2.2%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             5,798,004,260           99.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             5,798,004,260
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 54,273,730     54,273,730            0.9%
                                                                                --------------          ------
SECURITIES LENDING COLLATERAL -- (14.0%)
(S)@  DFA Short Term Investment Fund................................ 82,329,938    952,804,374           16.3%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,866,553,909)...........................................              $6,805,082,364          116.2%
                                                                                ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary............ $  894,619,023 $     11,479   --    $  894,630,502
 Consumer Staples..................    194,401,806           --   --       194,401,806
 Energy............................    152,141,002       16,492   --       152,157,494
 Financials........................  1,345,548,870           --   --     1,345,548,870
 Health Care.......................    526,257,696           --   --       526,257,696
 Industrials.......................  1,247,995,765           --   --     1,247,995,765
 Information Technology............    812,391,468           --   --       812,391,468
 Materials.........................    331,999,425           --   --       331,999,425
 Real Estate.......................     54,429,862           --   --        54,429,862
 Telecommunication Services........    108,060,398           --   --       108,060,398
 Utilities.........................    130,130,974           --   --       130,130,974
Temporary Cash Investments.........     54,273,730           --   --        54,273,730
Securities Lending Collateral......             --  952,804,374   --       952,804,374
Futures Contracts**................        721,978           --   --           721,978
                                    -------------- ------------   --    --------------
TOTAL.............................. $5,852,971,997 $952,832,345   --    $6,805,804,342
                                    ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS**
                                              ------       ------     ---------------
COMMON STOCKS -- (93.1%)
Real Estate -- (93.1%)
    Alexandria Real Estate Equities, Inc....   842,788 $   94,822,078            1.2%
    American Campus Communities, Inc........ 1,255,493     59,497,813            0.8%
#   American Homes 4 Rent Class A........... 2,072,453     47,770,042            0.6%
    Apartment Investment & Management Co.
     Class A................................ 1,491,202     65,225,176            0.8%
#   AvalonBay Communities, Inc.............. 1,306,173    247,963,882            3.1%
    Boston Properties, Inc.................. 1,485,349    188,045,183            2.4%
    Brixmor Property Group, Inc............. 2,888,376     57,045,426            0.7%
    Camden Property Trust...................   831,494     68,456,901            0.9%
    CubeSmart............................... 1,710,433     43,342,372            0.5%
    DCT Industrial Trust, Inc...............   894,750     45,238,560            0.6%
#   Digital Realty Trust, Inc............... 1,511,514    173,582,268            2.2%
    Douglas Emmett, Inc..................... 1,378,225     51,917,736            0.7%
    Duke Realty Corp........................ 3,372,012     93,505,893            1.2%
#   EPR Properties..........................   603,716     43,896,190            0.6%
    Equinix, Inc............................   729,425    304,680,823            3.9%
    Equity LifeStyle Properties, Inc........   780,714     63,167,570            0.8%
    Equity Residential...................... 3,481,321    224,823,710            2.8%
    Essex Property Trust, Inc...............   629,004    153,772,608            1.9%
#   Extra Space Storage, Inc................ 1,196,092     90,340,829            1.1%
    Federal Realty Investment Trust.........   683,759     89,497,216            1.1%
    Forest City Realty Trust, Inc. Class A.. 2,292,067     51,800,714            0.7%
    Gaming and Leisure Properties, Inc...... 1,870,000     65,076,000            0.8%
    GGP, Inc................................ 5,475,114    118,317,214            1.5%
    HCP, Inc................................ 4,450,308    139,517,156            1.8%
    Highwoods Properties, Inc...............   963,479     49,021,812            0.6%
    Hospitality Properties Trust............ 1,558,020     49,591,777            0.6%
#   Host Hotels & Resorts, Inc.............. 7,137,258    128,113,781            1.6%
    Hudson Pacific Properties, Inc.......... 1,467,570     50,425,705            0.6%
#   Iron Mountain, Inc...................... 2,379,313     82,704,920            1.0%
    Kilroy Realty Corp......................   928,148     65,462,279            0.8%
    Kimco Realty Corp....................... 4,041,002     81,991,931            1.0%
    Liberty Property Trust.................. 1,442,711     58,530,785            0.7%
#   Macerich Co. (The)...................... 1,438,568     89,809,800            1.1%
    Mid-America Apartment Communities, Inc.. 1,102,863    109,415,038            1.4%
    National Retail Properties, Inc......... 1,396,299     58,951,744            0.7%
#   Omega Healthcare Investors, Inc......... 1,865,077     61,547,541            0.8%
    Prologis, Inc........................... 5,028,044    273,575,874            3.5%
    Public Storage.......................... 1,402,330    293,619,855            3.7%
    Realty Income Corp...................... 2,484,586    144,975,593            1.8%
    Regency Centers Corp.................... 1,599,666    101,066,898            1.3%
#   Senior Housing Properties Trust......... 2,256,754     48,565,346            0.6%
    Simon Property Group, Inc............... 3,041,839    502,694,313            6.4%
#   SL Green Realty Corp....................   968,768    101,652,826            1.3%
    Sun Communities, Inc....................   661,430     55,302,162            0.7%
    UDR, Inc................................ 2,540,787     94,872,987            1.2%
    Ventas, Inc............................. 3,368,039    215,588,176            2.7%
    VEREIT, Inc............................. 9,261,049     77,514,980            1.0%
    Vornado Realty Trust.................... 1,639,064    157,743,519            2.0%
    Welltower, Inc.......................... 3,448,237    246,342,051            3.1%
#   WP Carey, Inc...........................   959,557     60,068,268            0.8%
    Other Securities........................            1,944,499,335           25.0%
                                                       --------------           -----
TOTAL COMMON STOCKS.........................            7,784,952,656           98.7%
                                                       --------------           -----

TOTAL INVESTMENT SECURITIES.................            7,784,952,656
                                                       --------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES        VALUE+     OF NET ASSETS**
                                                                       ------        ------     ---------------

TEMPORARY CASH INVESTMENTS -- (1.2%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 102,157,416 $  102,157,416            1.3%
                                                                                 --------------          ------
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@  DFA Short Term Investment Fund................................  41,124,224    475,930,650            6.0%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $6,140,307,059)..............................................             $8,363,040,722          106.0%
                                                                                 ==============          ======

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
 Real Estate....................... $7,784,952,656           --   --    $7,784,952,656
Temporary Cash Investments.........    102,157,416           --   --       102,157,416
Securities Lending Collateral......             -- $475,930,650   --       475,930,650
Futures Contracts**................        708,491           --   --           708,491
                                    -------------- ------------   --    --------------
TOTAL.............................. $7,887,818,563 $475,930,650   --    $8,363,749,213
                                    ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------    -------    ---------------
COMMON STOCKS -- (91.7%)
AUSTRALIA -- (5.9%)
#   Australia & New Zealand Banking Group, Ltd.. 717,809 $ 17,571,231            0.4%
    BHP Billiton, Ltd........................... 982,411   17,490,780            0.4%
#   Commonwealth Bank of Australia.............. 455,055   29,721,420            0.7%
    CSL, Ltd.................................... 127,603   12,653,120            0.3%
#   National Australia Bank, Ltd................ 626,468   15,901,096            0.4%
#   Westpac Banking Corp........................ 765,898   20,077,830            0.5%
    Other Securities............................          146,445,025            3.6%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          259,860,502            6.3%
                                                         ------------            ----

AUSTRIA -- (0.2%)
    Other Securities............................           10,834,391            0.3%
                                                         ------------            ----

BELGIUM -- (1.3%)
#   Anheuser-Busch InBev SA/NV.................. 243,093   27,413,677            0.7%
    Other Securities............................           28,911,717            0.7%
                                                         ------------            ----
TOTAL BELGIUM...................................           56,325,394            1.4%
                                                         ------------            ----

CANADA -- (7.9%)
    Royal Bank of Canada........................ 246,120   16,852,743            0.4%
    Toronto-Dominion Bank (The)................. 270,619   12,733,496            0.3%
    Other Securities............................          318,158,411            7.7%
                                                         ------------            ----
TOTAL CANADA....................................          347,744,650            8.4%
                                                         ------------            ----

DENMARK -- (1.4%)
    Novo Nordisk A.S. Class B................... 411,533   16,023,801            0.3%
    Other Securities............................           45,984,787            1.2%
                                                         ------------            ----
TOTAL DENMARK...................................           62,008,588            1.5%
                                                         ------------            ----

FINLAND -- (0.9%)
    Other Securities............................           39,223,542            0.9%
                                                         ------------            ----

FRANCE -- (8.4%)
    Air Liquide SA.............................. 107,672   12,972,988            0.3%
#   Airbus SE................................... 164,233   13,285,234            0.3%
#   AXA SA...................................... 422,810   11,280,624            0.3%
    BNP Paribas SA.............................. 283,980   20,042,508            0.5%
#   L'Oreal SA..................................  64,588   12,862,672            0.3%
#   LVMH Moet Hennessy Louis Vuitton SE.........  79,335   19,585,332            0.5%
#   Sanofi...................................... 263,467   24,895,993            0.6%
    Total SA.................................... 377,642   19,385,571            0.5%
#   Vinci SA.................................... 138,360   11,793,599            0.3%
    Other Securities............................          225,574,839            5.4%
                                                         ------------            ----
TOTAL FRANCE....................................          371,679,360            9.0%
                                                         ------------            ----

GERMANY -- (7.2%)
    Allianz SE..................................  82,245   15,657,606            0.4%
    BASF SE..................................... 241,542   23,530,764            0.6%
#   Bayer AG.................................... 196,088   24,262,568            0.6%
    Daimler AG.................................. 251,127   18,712,548            0.5%
    Deutsche Telekom AG......................... 880,657   15,447,423            0.4%
    SAP SE...................................... 193,973   19,429,491            0.5%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                            ------     -------    ---------------
GERMANY -- (Continued)
    Siemens AG............................   158,545 $ 22,742,150            0.6%
    Other Securities......................            178,341,676            4.1%
                                                     ------------           -----
TOTAL GERMANY.............................            318,124,226            7.7%
                                                     ------------           -----

HONG KONG -- (2.8%)
    AIA Group, Ltd........................ 3,116,200   21,568,576            0.5%
    Other Securities......................            100,751,521            2.5%
                                                     ------------           -----
TOTAL HONG KONG...........................            122,320,097            3.0%
                                                     ------------           -----

IRELAND -- (0.5%)
    Other Securities......................             19,995,878            0.5%
                                                     ------------           -----

ISRAEL -- (0.4%)
    Other Securities......................             19,306,272            0.5%
                                                     ------------           -----

ITALY -- (1.9%)
    Other Securities......................             82,854,156            2.0%
                                                     ------------           -----

JAPAN -- (20.8%)
    KDDI Corp.............................   524,700   13,911,922            0.4%
    SoftBank Group Corp...................   258,360   19,597,295            0.5%
    Sumitomo Mitsui Financial Group, Inc..   322,440   11,972,395            0.3%
    Toyota Motor Corp.....................   544,869   29,488,721            0.7%
    Other Securities......................            845,212,176           20.4%
                                                     ------------           -----
TOTAL JAPAN...............................            920,182,509           22.3%
                                                     ------------           -----

NETHERLANDS -- (2.8%)
    Unilever NV...........................   256,547   13,439,327            0.3%
    Other Securities......................            108,125,654            2.6%
                                                     ------------           -----
TOTAL NETHERLANDS.........................            121,564,981            2.9%
                                                     ------------           -----

NEW ZEALAND -- (0.2%)
    Other Securities......................              7,882,428            0.2%
                                                     ------------           -----

NORWAY -- (0.6%)
    Other Securities......................             27,274,883            0.7%
                                                     ------------           -----

PORTUGAL -- (0.1%)
    Other Securities......................              6,288,712            0.1%
                                                     ------------           -----

SINGAPORE -- (1.0%)
    Other Securities......................             45,991,865            1.1%
                                                     ------------           -----

SPAIN -- (2.8%)
#   Banco Santander SA.................... 3,030,791   19,751,428            0.5%
    Other Securities......................            103,490,645            2.5%
                                                     ------------           -----
TOTAL SPAIN...............................            123,242,073            3.0%
                                                     ------------           -----

SWEDEN -- (2.6%)
    Other Securities......................            114,356,933            2.8%
                                                     ------------           -----

SWITZERLAND -- (7.0%)
    Nestle SA.............................   786,239   60,556,490            1.5%
    Novartis AG...........................   442,365   34,055,498            0.8%
    Roche Holding AG......................   184,245   48,210,336            1.2%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                 SHARES      VALUE++     OF NET ASSETS**
                                                 ------      -------     ---------------
SWITZERLAND -- (Continued)
      Other Securities........................            $  166,932,274            4.0%
                                                          --------------          ------
TOTAL SWITZERLAND.............................               309,754,598            7.5%
                                                          --------------          ------

UNITED KINGDOM -- (15.0%)
      BP P.L.C. Sponsored ADR.................    686,863     23,573,121            0.6%
      British American Tobacco P.L.C..........    344,767     23,293,590            0.6%
#     British American Tobacco P.L.C.
       Sponsored ADR..........................    175,004     11,907,272            0.3%
#     Diageo P.L.C. Sponsored ADR.............    115,851     13,604,383            0.3%
      GlaxoSmithKline P.L.C...................    566,003     11,392,420            0.3%
#     GlaxoSmithKline P.L.C. Sponsored ADR....    402,851     16,476,606            0.4%
*     Glencore P.L.C..........................  3,170,885     12,462,015            0.3%
      HSBC Holdings P.L.C.....................  1,829,707     15,088,344            0.4%
#     HSBC Holdings P.L.C. Sponsored ADR......    577,438     23,773,122            0.6%
      Reckitt Benckiser Group P.L.C...........    160,900     14,824,915            0.4%
      Royal Dutch Shell P.L.C. Class A........    468,172     12,157,688            0.3%
      Royal Dutch Shell P.L.C. Sponsored ADR,
       Class A................................    346,136     18,064,851            0.4%
#     Royal Dutch Shell P.L.C. Sponsored ADR,
       Class B................................    358,960     19,426,915            0.5%
      Unilever P.L.C. Sponsored ADR...........    254,623     13,072,345            0.3%
      Other Securities........................               433,321,688           10.3%
                                                          --------------          ------
TOTAL UNITED KINGDOM..........................               662,439,275           16.0%
                                                          --------------          ------

UNITED STATES -- (0.0%)
      Other Securities........................                    67,462            0.0%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             4,049,322,775           98.1%
                                                          --------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Other Securities........................                21,743,766            0.5%
                                                          --------------          ------
TOTAL PREFERRED STOCKS........................                21,743,766            0.5%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
                                                          --------------
TOTAL INVESTMENT SECURITIES...................             4,071,066,541
                                                          --------------

                                                             VALUE+
                                                             ------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@  DFA Short Term Investment Fund.......... 29,622,436    342,820,452            8.3%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,834,337,349).......................             $4,413,886,993          106.9%
                                                          ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                    ------------ -------------- ------- --------------
Common Stocks
 Australia......................... $  5,457,016 $  254,403,486   --    $  259,860,502
 Austria...........................           --     10,834,391   --        10,834,391
 Belgium...........................      286,610     56,038,784   --        56,325,394
 Canada............................  347,744,650             --   --       347,744,650
 Denmark...........................    2,339,637     59,668,951   --        62,008,588
 Finland...........................    1,769,986     37,453,556   --        39,223,542
 France............................    8,861,850    362,817,510   --       371,679,360
 Germany...........................   21,726,215    296,398,011   --       318,124,226
 Hong Kong.........................      749,285    121,570,812   --       122,320,097
 Ireland...........................    4,705,728     15,290,150   --        19,995,878
 Israel............................    7,011,448     12,294,824   --        19,306,272
 Italy.............................    4,450,416     78,403,740   --        82,854,156
 Japan.............................   37,730,465    882,452,044   --       920,182,509
 Netherlands.......................   26,066,201     95,498,780   --       121,564,981
 New Zealand.......................           --      7,882,428   --         7,882,428
 Norway............................      807,018     26,467,865   --        27,274,883
 Portugal..........................           --      6,288,712   --         6,288,712
 Singapore.........................           --     45,991,865   --        45,991,865
 Spain.............................   13,388,948    109,853,125   --       123,242,073
 Sweden............................           --    114,356,933   --       114,356,933
 Switzerland.......................   26,367,747    283,386,851   --       309,754,598
 United Kingdom....................  207,151,470    455,287,805   --       662,439,275
 United States.....................           --         67,462   --            67,462
Preferred Stocks
 Germany...........................           --     21,743,766   --        21,743,766
Securities Lending Collateral......           --    342,820,452   --       342,820,452
Futures Contracts**................      581,869             --   --           581,869
                                    ------------ --------------   --    --------------
TOTAL.............................. $717,196,559 $3,697,272,303   --    $4,414,468,862
                                    ============ ==============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                  ------      -------     ---------------
COMMON STOCKS -- (90.4%)
AUSTRALIA -- (5.4%)
#   Australia & New Zealand Banking Group, Ltd.. 2,056,866 $   50,349,978            0.3%
    BHP Billiton, Ltd........................... 2,778,611     49,470,205            0.3%
#   Commonwealth Bank of Australia..............   695,403     45,419,485            0.2%
    Macquarie Group, Ltd........................   602,362     41,844,170            0.2%
#   National Australia Bank, Ltd................ 1,864,442     47,323,522            0.2%
#   Westpac Banking Corp........................ 2,102,187     55,108,322            0.3%
    Other Securities............................              948,974,676            4.4%
                                                           --------------            ----
TOTAL AUSTRALIA.................................            1,238,490,358            5.9%
                                                           --------------            ----

AUSTRIA -- (0.6%)
    Other Securities............................              132,312,880            0.6%
                                                           --------------            ----

BELGIUM -- (1.2%)
    Other Securities............................              271,326,230            1.3%
                                                           --------------            ----

CANADA -- (7.7%)
    Bank of Montreal............................   512,923     36,340,595            0.2%
#   Bank of Nova Scotia (The)...................   943,453     52,484,290            0.3%
#   Royal Bank of Canada........................   699,021     47,868,958            0.2%
    Other Securities............................            1,621,757,660            7.7%
                                                           --------------            ----
TOTAL CANADA....................................            1,758,451,503            8.4%
                                                           --------------            ----

CHINA -- (0.0%)
    Other Securities............................                1,513,491            0.0%
                                                           --------------            ----

DENMARK -- (1.7%)
    Other Securities............................              388,369,799            1.9%
                                                           --------------            ----

FINLAND -- (1.6%)
    UPM-Kymmene Oyj............................. 1,573,268     41,450,374            0.2%
    Other Securities............................              323,368,827            1.5%
                                                           --------------            ----
TOTAL FINLAND                                                 364,819,201            1.7%
                                                           --------------            ----

FRANCE -- (6.7%)
    BNP Paribas SA..............................   981,305     69,257,739            0.3%
#   Cie Generale des Etablissements Michelin....   371,701     48,618,879            0.2%
    Orange SA................................... 2,984,136     46,186,477            0.2%
    Societe Generale SA.........................   754,381     41,364,717            0.2%
    Total SA.................................... 1,746,012     89,628,376            0.4%
    Other Securities............................            1,241,841,461            6.0%
                                                           --------------            ----
TOTAL FRANCE....................................            1,536,897,649            7.3%
                                                           --------------            ----

GERMANY -- (6.5%)
    Allianz SE..................................   223,516     42,552,439            0.2%
    BASF SE.....................................   772,900     75,295,092            0.4%
    Bayer AG....................................   326,759     40,430,891            0.2%
    Bayerische Motoren Werke AG.................   505,276     48,274,957            0.2%
    Daimler AG.................................. 1,216,771     90,666,819            0.4%
#   Deutsche Telekom AG......................... 3,408,551     59,788,690            0.3%
#   E.ON SE..................................... 5,371,567     41,873,432            0.2%
    Fresenius SE & Co. KGaA.....................   594,150     48,203,539            0.2%
    Other Securities............................            1,036,123,166            5.0%
                                                           --------------            ----
TOTAL GERMANY...................................            1,483,209,025            7.1%
                                                           --------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
HONG KONG -- (2.8%)
    AIA Group, Ltd........................ 6,136,600 $   42,474,079            0.2%
    CK Hutchison Holdings, Ltd............ 3,807,408     47,544,188            0.2%
    Other Securities......................              555,974,674            2.7%
                                                     --------------           -----
TOTAL HONG KONG...........................              645,992,941            3.1%
                                                     --------------           -----

IRELAND -- (0.5%)
    Other Securities......................              112,362,473            0.5%
                                                     --------------           -----

ISRAEL -- (0.7%)
    Other Securities......................              149,048,367            0.7%
                                                     --------------           -----

ITALY -- (2.6%)
    Assicurazioni Generali SpA............ 2,476,453     39,227,046            0.2%
    Other Securities......................              556,899,855            2.6%
                                                     --------------           -----
TOTAL ITALY...............................              596,126,901            2.8%
                                                     --------------           -----

JAPAN -- (21.5%)
    Hitachi, Ltd.......................... 6,497,000     35,891,817            0.2%
    Honda Motor Co., Ltd.................. 1,287,400     37,470,623            0.2%
    Mitsubishi UFJ Financial Group, Inc... 7,664,200     48,564,916            0.3%
    Sumitomo Mitsui Financial Group, Inc..   995,670     36,969,836            0.2%
    Toyota Motor Corp..................... 2,458,894    133,077,196            0.7%
#   Toyota Motor Corp. Sponsored ADR......   408,823     44,210,119            0.2%
    Other Securities......................            4,562,039,047           21.5%
                                                     --------------           -----
TOTAL JAPAN...............................            4,898,223,554           23.3%
                                                     --------------           -----

NETHERLANDS -- (2.5%)
#   Akzo Nobel NV.........................   456,161     39,896,798            0.2%
    Koninklijke Ahold Delhaize NV......... 2,136,192     44,251,745            0.2%
    Other Securities......................              483,392,166            2.3%
                                                     --------------           -----
TOTAL NETHERLANDS.........................              567,540,709            2.7%
                                                     --------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities......................               79,939,369            0.4%
                                                     --------------           -----

NORWAY -- (0.8%)
    Other Securities......................              177,481,460            0.8%
                                                     --------------           -----

PORTUGAL -- (0.2%)
    Other Securities......................               53,627,665            0.3%
                                                     --------------           -----

SINGAPORE -- (1.1%)
    Other Securities......................              239,010,084            1.1%
                                                     --------------           -----

SPAIN -- (2.3%)
#   Banco Santander SA.................... 8,636,362     56,282,495            0.3%
    Iberdrola SA.......................... 6,319,526     45,429,592            0.2%
    Other Securities......................              427,022,035            2.0%
                                                     --------------           -----
TOTAL SPAIN...............................              528,734,122            2.5%
                                                     --------------           -----

SWEDEN -- (2.8%)
    Other Securities......................              628,616,755            3.0%
                                                     --------------           -----

SWITZERLAND -- (5.8%)
    Nestle SA............................. 2,417,067    186,163,615            0.9%
    Novartis AG...........................   500,288     38,514,704            0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                 SHARES        VALUE++     OF NET ASSETS**
                                                 ------        -------     ---------------
SWITZERLAND --(Continued)
      Novartis AG Sponsored ADR...............     935,984 $    72,098,848            0.4%
      Roche Holding AG........................     169,071      44,239,842            0.2%
*     Syngenta AG.............................      92,858      43,154,212            0.2%
      Other Securities........................                 939,325,135            4.4%
                                                           ---------------          ------
TOTAL SWITZERLAND.............................               1,323,496,356            6.3%
                                                           ---------------          ------

UNITED KINGDOM -- (15.0%)
      BP P.L.C. Sponsored ADR.................   2,580,234      88,553,639            0.4%
*     Glencore P.L.C..........................   9,379,540      36,862,891            0.2%
#     HSBC Holdings P.L.C. Sponsored ADR......   2,608,732     107,401,496            0.5%
      Lloyds Banking Group P.L.C..............  47,201,041      42,411,317            0.2%
#     Rio Tinto P.L.C. Sponsored ADR..........     944,661      37,616,401            0.2%
      Royal Dutch Shell P.L.C. Sponsored ADR,
       Class A................................   1,148,264      59,927,898            0.3%
#     Royal Dutch Shell P.L.C. Sponsored ADR,
       Class B................................   1,245,058      67,382,539            0.3%
#     Vodafone Group P.L.C. Sponsored ADR.....   1,397,631      36,603,949            0.2%
      Other Securities........................               2,944,077,550           14.0%
                                                           ---------------          ------
TOTAL UNITED KINGDOM..........................               3,420,837,680           16.3%
                                                           ---------------          ------

UNITED STATES -- (0.0%)
      Other Securities........................                   1,096,180            0.0%
                                                           ---------------          ------
TOTAL COMMON STOCKS...........................              20,597,524,752           98.0%
                                                           ---------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Volkswagen AG...........................     298,637      47,407,640            0.2%
      Other Securities........................                  51,508,808            0.3%
                                                           ---------------          ------
TOTAL GERMANY.................................                  98,916,448            0.5%
                                                           ---------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities........................                      12,411            0.0%
                                                           ---------------          ------
TOTAL PREFERRED STOCKS........................                  98,928,859            0.5%
                                                           ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
ITALY -- (0.0%)
      Other Securities........................                      25,788            0.0%
                                                           ---------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities........................                   1,492,782            0.0%
                                                           ---------------          ------
TOTAL RIGHTS/WARRANTS.........................                   1,518,570            0.0%
                                                           ---------------          ------
TOTAL INVESTMENT SECURITIES...................              20,697,972,181
                                                           ---------------

                                                               VALUE+
                                                               ------
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@  DFA Short Term Investment Fund.......... 179,696,811   2,079,631,191            9.9%
                                                           ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $20,359,776,803)..................             $22,777,603,372          108.4%
                                                           ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                       LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                    -------------- --------------- ------- ---------------
Common Stocks
 Australia......................... $   36,599,605 $ 1,201,890,753   --    $ 1,238,490,358
 Austria...........................         58,737     132,254,143   --        132,312,880
 Belgium...........................      7,221,705     264,104,525   --        271,326,230
 Canada............................  1,758,421,395          30,108   --      1,758,451,503
 China.............................             --       1,513,491   --          1,513,491
 Denmark...........................     23,025,546     365,344,253   --        388,369,799
 Finland...........................      4,812,269     360,006,932   --        364,819,201
 France............................     74,753,385   1,462,144,264   --      1,536,897,649
 Germany...........................     84,939,307   1,398,269,718   --      1,483,209,025
 Hong Kong.........................      1,069,708     644,923,233   --        645,992,941
 Ireland...........................     21,979,811      90,382,662   --        112,362,473
 Israel............................     25,398,528     123,649,839   --        149,048,367
 Italy.............................     14,515,421     581,611,480   --        596,126,901
 Japan.............................    107,870,081   4,790,353,473   --      4,898,223,554
 Netherlands.......................     69,358,485     498,182,224   --        567,540,709
 New Zealand.......................        159,402      79,779,967   --         79,939,369
 Norway............................     11,959,568     165,521,892   --        177,481,460
 Portugal..........................        237,810      53,389,855   --         53,627,665
 Singapore.........................             --     239,010,084   --        239,010,084
 Spain.............................     31,443,782     497,290,340   --        528,734,122
 Sweden............................      3,425,338     625,191,417   --        628,616,755
 Switzerland.......................    145,766,070   1,177,730,286   --      1,323,496,356
 United Kingdom....................    676,622,503   2,744,215,177   --      3,420,837,680
 United States.....................            112       1,096,068   --          1,096,180
Preferred Stocks
 Germany...........................             --      98,916,448   --         98,916,448
 United Kingdom....................             --          12,411   --             12,411
Rights/Warrants
 Italy.............................             --          25,788   --             25,788
 United Kingdom....................             --       1,492,782   --          1,492,782
Securities Lending Collateral......             --   2,079,631,191   --      2,079,631,191
Futures Contracts**................      1,156,615              --   --          1,156,615
                                    -------------- ---------------   --    ---------------
TOTAL.............................. $3,100,795,183 $19,677,964,804   --    $22,778,759,987
                                    ============== ===============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company.............................. $ 4,543,221,548
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company..................................   2,838,253,953
Investment in The United Kingdom Small Company Series
  of The DFA Investment Trust Company.......................   2,045,443,066
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company..............................   1,357,746,980
Investment in The Canadian Small Company Series of The DFA
  Investment Trust Company..................................   1,186,604,610
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $10,153,529,078)....................... $11,971,270,157
                                                             ===============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------------
                                        LEVEL 1     LEVEL 2 LEVEL 3      TOTAL
                                    --------------- ------- ------- ---------------
Affiliated Investment Companies.... $11,971,270,157   --      --    $11,971,270,157
Futures Contracts**................       1,368,363   --      --          1,368,363
                                    ---------------   --      --    ---------------
TOTAL.............................. $11,972,638,520   --      --    $11,972,638,520
                                    ===============   ==      ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        GLOBAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment
  Dimensions Group Inc...................................... 154,221 $ 5,305,191
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company..............................           1,456,234
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company..............................           1,201,988
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company..................................             907,053
Investment in The United Kingdom Small Company Series
  of The DFA Investment Trust Company.......................             660,544
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company..............................             428,824
Investment in The Canadian Small Company Series of The DFA
  Investment Trust Company..................................             385,099
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $10,000,471)...........................         $10,344,933
                                                                     ===========

Summary of the Fund's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      -----------  ------- ------- -----------
  Affiliated Investment Companies.... $10,344,933    --      --    $10,344,933
                                      -----------    --      --    -----------
  TOTAL.............................. $10,344,933    --      --    $10,344,933
                                      ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                VALUE+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company.................................. $538,996,477
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $444,382,828).......................................... $538,996,477
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                VALUE+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company.............................. $282,927,979
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $286,808,761).......................................... $282,927,979
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                               VALUE+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series
  of The DFA Investment Trust Company....................... $43,125,135
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $34,523,163)........................................... $43,125,135
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                VALUE+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company.............................. $386,548,508
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $296,628,007).......................................... $386,548,508
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                               ------     -------    ---------------
COMMON STOCKS -- (95.9%)
AUSTRALIA -- (18.3%)
    Dexus Property Group.................... 11,710,255 $ 89,418,831            1.9%
    Goodman Group........................... 21,220,425  128,844,037            2.7%
    Investa Office Fund.....................  7,519,794   26,734,530            0.6%
    Scentre Group........................... 58,558,424  188,938,843            4.0%
    Stockland............................... 29,284,761  106,284,493            2.2%
    Vicinity Centres........................ 39,802,744   85,791,549            1.8%
#   Westfield Corp.......................... 22,271,419  151,456,139            3.2%
    Other Securities........................             118,704,483            2.5%
                                                        ------------           -----
TOTAL AUSTRALIA.............................             896,172,905           18.9%
                                                        ------------           -----

BELGIUM -- (1.9%)
    Cofinimmo SA............................    245,183   29,674,025            0.6%
    Other Securities........................              64,659,786            1.4%
                                                        ------------           -----
TOTAL BELGIUM...............................              94,333,811            2.0%
                                                        ------------           -----

CANADA -- (5.1%)
    H&R REIT................................  1,684,870   28,586,202            0.6%
    RioCan REIT.............................  1,792,442   34,048,585            0.7%
    Other Securities........................             187,457,637            4.0%
                                                        ------------           -----
TOTAL CANADA................................             250,092,424            5.3%
                                                        ------------           -----

CHINA -- (0.3%)
    Other Securities........................              13,596,036            0.3%
                                                        ------------           -----

FRANCE -- (6.0%)
    Fonciere Des Regions....................    421,103   37,582,947            0.8%
#   Gecina SA...............................    456,238   64,890,000            1.4%
#   ICADE...................................    460,846   34,220,547            0.7%
#   Klepierre...............................  2,536,495   99,557,112            2.1%
    Unibail-Rodamco SE......................    154,462   37,933,182            0.8%
    Other Securities........................              20,479,117            0.4%
                                                        ------------           -----
TOTAL FRANCE................................             294,662,905            6.2%
                                                        ------------           -----

GERMANY -- (2.4%)
    GPT Group (The)......................... 21,837,047   85,777,635            1.8%
    Other Securities........................              32,396,734            0.7%
                                                        ------------           -----
TOTAL GERMANY...............................             118,174,369            2.5%
                                                        ------------           -----

GREECE -- (0.0%)
    Other Securities........................                 898,875            0.0%
                                                        ------------           -----

HONG KONG -- (4.7%)
    Link REIT............................... 25,235,805  181,394,237            3.8%
    Other Securities........................              49,640,637            1.1%
                                                        ------------           -----
TOTAL HONG KONG.............................             231,034,874            4.9%
                                                        ------------           -----

IRELAND -- (0.1%)
    Other Securities........................               5,923,985            0.1%
                                                        ------------           -----

ITALY -- (0.3%)
    Other Securities........................              13,782,924            0.3%
                                                        ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                             SHARES      VALUE++     OF NET ASSETS**
                                             ------      -------     ---------------
JAPAN -- (21.0%)
#   Advance Residence Investment Corp.....     15,716 $   41,372,199            0.9%
    Daiwa House REIT Investment Corp......     14,803     37,424,445            0.8%
    Frontier Real Estate Investment Corp..      5,902     25,761,492            0.5%
#   GLP J-Reit............................     28,026     31,584,493            0.7%
    Japan Hotel REIT Investment Corp......     45,578     31,065,315            0.7%
    Japan Prime Realty Investment Corp....      9,848     36,973,481            0.8%
    Japan Real Estate Investment Corp.....     15,108     79,556,533            1.7%
#   Japan Retail Fund Investment Corp.....     30,552     59,685,405            1.3%
#   Kenedix Office Investment Corp........      5,365     30,397,526            0.6%
    Nippon Building Fund, Inc.............     16,267     86,510,910            1.8%
#   Nomura Real Estate Master Fund, Inc...     45,356     65,372,349            1.4%
#   Orix JREIT, Inc.......................     30,297     48,045,116            1.0%
#   United Urban Investment Corp..........     35,141     53,092,827            1.1%
    Other Securities......................               399,494,289            8.3%
                                                      --------------           -----
TOTAL JAPAN...............................             1,026,336,380           21.6%
                                                      --------------           -----

MALAYSIA -- (0.6%)
    Other Securities......................                28,351,480            0.6%
                                                      --------------           -----

MEXICO -- (1.9%)
#   Fibra Uno Administracion S.A. de C.V.. 30,974,520     53,984,622            1.1%
    Other Securities......................                36,877,195            0.8%
                                                      --------------           -----
TOTAL MEXICO..............................                90,861,817            1.9%
                                                      --------------           -----

NETHERLANDS -- (6.2%)
    Unibail-Rodamco SE....................    978,160    240,178,975            5.0%
#   Wereldhave NV.........................    612,390     28,198,004            0.6%
    Other Securities......................                33,430,129            0.7%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               301,807,108            6.3%
                                                      --------------           -----

NEW ZEALAND -- (0.9%)
    Other Securities......................                41,437,876            0.9%
                                                      --------------           -----

SINGAPORE -- (7.4%)
    Ascendas REIT......................... 27,808,000     50,966,492            1.1%
    CapitaLand Commercial Trust........... 27,456,100     31,909,426            0.7%
    CapitaLand Mall Trust................. 28,275,700     39,871,500            0.8%
#   Mapletree Commercial Trust............ 22,421,937     25,601,257            0.5%
#   Suntec REIT........................... 27,816,000     35,224,833            0.7%
    Other Securities......................               175,395,106            3.8%
                                                      --------------           -----
TOTAL SINGAPORE...........................               358,968,614            7.6%
                                                      --------------           -----

SOUTH AFRICA -- (3.7%)
    Growthpoint Properties, Ltd........... 26,707,715     51,185,224            1.1%
    Redefine Properties, Ltd.............. 57,986,898     47,727,586            1.0%
    Resilient REIT, Ltd...................  3,159,707     27,527,902            0.6%
    Other Securities......................                55,877,782            1.1%
                                                      --------------           -----
TOTAL SOUTH AFRICA........................               182,318,494            3.8%
                                                      --------------           -----

SPAIN -- (1.0%)
    Merlin Properties Socimi SA...........  4,056,833     47,974,126            1.0%
    Other Securities......................                 1,411,446            0.0%
                                                      --------------           -----
TOTAL SPAIN...............................                49,385,572            1.0%
                                                      --------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
TAIWAN -- (0.2%)
       Other Securities................            $   11,890,387            0.2%
                                                   --------------          ------

TURKEY -- (0.6%)
       Other Securities................                27,712,629            0.6%
                                                   --------------          ------

UNITED KINGDOM -- (13.3%)
       British Land Co. P.L.C. (The)... 11,852,980    100,787,697            2.1%
       Derwent London P.L.C............  1,296,652     49,427,864            1.0%
       Great Portland Estates P.L.C....  4,219,977     37,811,444            0.8%
       Hammerson P.L.C.................  9,766,520     74,307,342            1.6%
#      Intu Properties P.L.C........... 11,626,258     41,524,417            0.9%
       Land Securities Group P.L.C.....  9,292,927    133,090,190            2.8%
       Segro P.L.C..................... 11,826,836     74,390,079            1.6%
       Shaftesbury P.L.C...............  3,248,018     39,200,284            0.8%
       Other Securities................                98,404,346            2.1%
                                                   --------------          ------
TOTAL UNITED KINGDOM...................               648,943,663           13.7%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             4,686,687,128           98.7%
                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
UNITED KINGDOM -- (0.0%)
       Other Securities................                     3,210            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             4,686,690,338
                                                   --------------

                                                      VALUE+
                                                      ------
SECURITIES LENDING COLLATERAL -- (4.1%)
(S)@   DFA Short Term Investment Fund.. 17,302,487    200,241,680            4.2%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,650,415,625)..............              $4,886,932,018          102.9%
                                                   ==============          ======

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                    ------------ -------------- ------- --------------
Common Stocks
 Australia.........................           -- $  896,172,905   --    $  896,172,905
 Belgium...........................           --     94,333,811   --        94,333,811
 Canada............................ $250,092,424             --   --       250,092,424
 China.............................           --     13,596,036   --        13,596,036
 France............................           --    294,662,905   --       294,662,905
 Germany...........................           --    118,174,369   --       118,174,369
 Greece............................           --        898,875   --           898,875
 Hong Kong.........................           --    231,034,874   --       231,034,874
 Ireland...........................           --      5,923,985   --         5,923,985
 Italy.............................           --     13,782,924   --        13,782,924
 Japan.............................           --  1,026,336,380   --     1,026,336,380
 Malaysia..........................           --     28,351,480   --        28,351,480
 Mexico............................   90,861,817             --   --        90,861,817
 Netherlands.......................           --    301,807,108   --       301,807,108
 New Zealand.......................           --     41,437,876   --        41,437,876
 Singapore.........................           --    358,968,614   --       358,968,614
 South Africa......................           --    182,318,494   --       182,318,494
 Spain.............................           --     49,385,572   --        49,385,572
 Taiwan............................           --     11,890,387   --        11,890,387
 Turkey............................           --     27,712,629   --        27,712,629
 United Kingdom....................           --    648,943,663   --       648,943,663
Rights/Warrants....................
 United Kingdom....................           --          3,210   --             3,210
Securities Lending Collateral......           --    200,241,680   --       200,241,680
Futures Contracts**................      248,637             --   --           248,637
                                    ------------ --------------   --    --------------
TOTAL.............................. $341,202,878 $4,545,977,777   --    $4,887,180,655
                                    ============ ==============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                   PERCENTAGE
                                         SHARES      VALUE++     OF NET ASSETS**
                                         ------      -------     ---------------
COMMON STOCKS -- (34.9%)
UNITED STATES -- (34.9%)
    Alexandria Real Estate Equities,
     Inc...............................   225,859 $   25,411,396            0.5%
    American Campus Communities, Inc...   331,281     15,699,407            0.3%
#   American Homes 4 Rent Class A......   559,906     12,905,843            0.2%
    Apartment Investment & Management
     Co. Class A.......................   389,828     17,051,077            0.3%
    AvalonBay Communities, Inc.........   339,061     64,367,340            1.2%
    Boston Properties, Inc.............   379,814     48,084,452            0.9%
    Brixmor Property Group, Inc........   756,959     14,949,940            0.3%
    Camden Property Trust..............   217,559     17,911,632            0.3%
    DCT Industrial Trust, Inc..........   238,194     12,043,089            0.2%
#   Digital Realty Trust, Inc..........   393,694     45,211,819            0.8%
    Douglas Emmett, Inc................   360,262     13,571,070            0.2%
    Duke Realty Corp...................   882,749     24,478,630            0.4%
    Equinix, Inc.......................   189,336     79,085,647            1.4%
#   Equity LifeStyle Properties, Inc...   203,333     16,451,673            0.3%
    Equity Residential.................   905,209     58,458,397            1.1%
    Essex Property Trust, Inc..........   161,862     39,570,403            0.7%
    Extra Space Storage, Inc...........   312,604     23,610,980            0.4%
    Federal Realty Investment Trust....   179,184     23,453,394            0.4%
    Forest City Realty Trust, Inc.
     Class A...........................   599,278     13,543,683            0.2%
    Gaming and Leisure Properties, Inc.   490,010     17,052,348            0.3%
    GGP, Inc........................... 1,417,759     30,637,772            0.6%
    HCP, Inc........................... 1,156,484     36,255,773            0.7%
    Highwoods Properties, Inc..........   268,882     13,680,716            0.3%
#   Hospitality Properties Trust.......   417,259     13,281,354            0.2%
#   Host Hotels & Resorts, Inc......... 1,825,161     32,761,640            0.6%
    Hudson Pacific Properties, Inc.....   376,306     12,929,874            0.2%
    Iron Mountain, Inc.................   622,011     21,621,102            0.4%
#   Kilroy Realty Corp.................   242,746     17,120,875            0.3%
#   Kimco Realty Corp.................. 1,056,721     21,440,869            0.4%
    Liberty Property Trust.............   364,940     14,805,616            0.3%
    Macerich Co. (The).................   303,682     18,958,867            0.3%
    Mid-America Apartment Communities,
     Inc...............................   280,339     27,812,385            0.5%
    National Retail Properties, Inc....   368,450     15,555,959            0.3%
#   Omega Healthcare Investors, Inc....   488,455     16,119,015            0.3%
    Prologis, Inc...................... 1,307,447     71,138,191            1.3%
    Public Storage.....................   364,123     76,240,074            1.4%
    Realty Income Corp.................   651,802     38,032,647            0.7%
    Regency Centers Corp...............   377,260     23,835,262            0.4%
    Senior Housing Properties Trust....   581,155     12,506,456            0.2%
    Simon Property Group, Inc..........   796,159    131,573,236            2.4%
#   SL Green Realty Corp...............   249,710     26,202,070            0.5%
    Sun Communities, Inc...............   173,919     14,541,368            0.3%
    UDR, Inc...........................   662,635     24,742,791            0.4%
    Ventas, Inc........................   873,893     55,937,891            1.0%
    VEREIT, Inc........................ 2,418,808     20,245,423            0.4%
    Vornado Realty Trust...............   420,190     40,439,086            0.7%
#   Welltower, Inc.....................   895,148     63,949,373            1.2%
    WP Carey, Inc......................   250,768     15,698,077            0.3%
    Other Securities...................              505,661,158            8.8%
                                                  --------------           -----
TOTAL COMMON STOCKS....................            1,996,637,140           35.8%
                                                  --------------           -----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                   ------       -------     ---------------
AFFILIATED INVESTMENT COMPANIES -- (62.0%)
UNITED STATES -- (62.0%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 392,297,043 $1,957,562,246           35.1%
      DFA Real Estate Securities Portfolio of DFA Investment
       Dimensions Group Inc.....................................  45,970,822  1,591,969,556           28.6%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              3,549,531,802           63.7%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
 COMPANIES......................................................              3,549,531,802           63.7%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES.....................................              5,546,168,942
                                                                             --------------

                                                                                VALUE+
                                                                                ------
SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@  DFA Short Term Investment Fund............................  15,098,658    174,736,767            3.1%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,053,660,152).......................................               $5,720,905,709          102.6%
                                                                             ==============          ======

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
  United States................. $1,996,637,140           --   --    $1,996,637,140
Affiliated Investment Companies
  United States.................  3,549,531,802           --   --     3,549,531,802
Securities Lending Collateral...             -- $174,736,767   --       174,736,767
                                 -------------- ------------   --    --------------
TOTAL........................... $5,546,168,942 $174,736,767   --    $5,720,905,709
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                PERCENTAGE
                                      SHARES      VALUE++     OF NET ASSETS**
                                      ------      -------     ---------------
   COMMON STOCKS -- (94.0%)
   AUSTRALIA -- (6.3%)
       BlueScope Steel, Ltd........  6,590,807 $   57,583,469            0.4%
       Downer EDI, Ltd............. 14,879,724     65,386,575            0.5%
       Other Securities............               834,905,657            5.7%
                                               --------------            ----
   TOTAL AUSTRALIA.................               957,875,701            6.6%
                                               --------------            ----

   AUSTRIA -- (1.2%)
   *   Raiffeisen Bank
        International AG...........  2,178,103     49,652,504            0.4%
       Wienerberger AG.............  2,688,169     62,936,242            0.4%
       Other Securities............                71,106,294            0.5%
                                               --------------            ----
   TOTAL AUSTRIA...................               183,695,040            1.3%
                                               --------------            ----

   BELGIUM -- (1.3%)
       Other Securities............               203,374,130            1.4%
                                               --------------            ----

   CANADA -- (7.8%)
   #   Canadian Western Bank.......  2,271,634     44,648,870            0.3%
       Laurentian Bank of Canada...  1,182,799     48,384,672            0.3%
   #*  Precision Drilling Corp..... 11,731,771     46,667,533            0.3%
       Other Securities............             1,042,976,502            7.2%
                                               --------------            ----
   TOTAL CANADA....................             1,182,677,577            8.1%
                                               --------------            ----

   CHINA -- (0.1%)
       Other Securities............                 6,776,512            0.0%
                                               --------------            ----

   DENMARK -- (2.0%)
       Jyske Bank A.S..............  1,229,946     65,772,509            0.4%
       Sydbank A.S.................  1,536,298     55,882,180            0.4%
       TDC A.S.....................  9,555,576     51,260,563            0.4%
       Other Securities............               125,819,135            0.8%
                                               --------------            ----
   TOTAL DENMARK...................               298,734,387            2.0%
                                               --------------            ----

   FINLAND -- (2.2%)
   #   Cargotec Oyj Class B........  1,045,879     62,318,208            0.4%
   #   Kesko Oyj Class B...........  1,476,131     69,134,262            0.5%
       Other Securities............               205,197,138            1.4%
                                               --------------            ----
   TOTAL FINLAND...................               336,649,608            2.3%
                                               --------------            ----

   FRANCE -- (4.6%)
       Arkema SA...................    888,342     94,060,305            0.7%
   #   Lagardere SCA...............  1,403,866     42,972,857            0.3%
   #*  Nexans SA...................    749,010     41,638,847            0.3%
       Rexel SA....................  4,203,935     75,075,272            0.5%
       Other Securities............               450,920,786            3.0%
                                               --------------            ----
   TOTAL FRANCE....................               704,668,067            4.8%
                                               --------------            ----

   GERMANY -- (7.1%)
       Aareal Bank AG..............  1,773,002     71,311,591            0.5%
   #   Aurubis AG..................  1,167,679     81,603,780            0.6%
       Lanxess AG..................  1,446,504    104,446,868            0.7%
       Osram Licht AG..............  1,096,994     73,486,982            0.5%
       Rheinmetall AG..............  1,061,111     97,399,009            0.7%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            PERCENTAGE
                                  SHARES      VALUE++     OF NET ASSETS**
                                  ------      -------     ---------------
       GERMANY -- (Continued)
           Salzgitter AG.......  1,332,610 $   45,614,637            0.3%
           Other Securities....               608,039,198            4.1%
                                           --------------           -----
       TOTAL GERMANY...........             1,081,902,065            7.4%
                                           --------------           -----

       GREECE -- (0.0%)
           Other Securities....                     1,871            0.0%
                                           --------------           -----

       HONG KONG -- (3.3%)
           Other Securities....               506,553,651            3.5%
                                           --------------           -----

       IRELAND -- (0.3%)
           Other Securities....                51,341,307            0.4%
                                           --------------           -----

       ISRAEL -- (0.7%)
           Other Securities....               108,500,576            0.7%
                                           --------------           -----

       ITALY -- (3.8%)
           Banco BPM SpA....... 29,050,631     84,842,452            0.6%
       #   BPER Banca.......... 15,129,358     82,767,610            0.6%
           Unipol Gruppo
            Finanziario SpA.... 12,433,370     55,450,099            0.4%
           Other Securities....               355,912,690            2.4%
                                           --------------           -----
       TOTAL ITALY.............               578,972,851            4.0%
                                           --------------           -----

       JAPAN -- (24.2%)
           Other Securities....             3,685,782,669           25.3%
                                           --------------           -----

       NETHERLANDS -- (2.0%)
       #   APERAM SA...........  1,295,977     65,155,416            0.5%
       #   ASM International NV    776,380     46,730,691            0.3%
           SBM Offshore NV.....  4,524,261     74,533,617            0.5%
           Other Securities....               114,285,010            0.8%
                                           --------------           -----
       TOTAL NETHERLANDS.......               300,704,734            2.1%
                                           --------------           -----

       NEW ZEALAND -- (0.5%)
           Other Securities....                66,985,410            0.5%
                                           --------------           -----

       NORWAY -- (0.8%)
           Other Securities....               121,388,062            0.8%
                                           --------------           -----

       PORTUGAL -- (0.3%)
           Other Securities....                41,670,802            0.3%
                                           --------------           -----

       SINGAPORE -- (1.2%)
           Other Securities....               183,003,415            1.3%
                                           --------------           -----

       SPAIN -- (2.3%)
           Acciona SA..........    768,947     63,438,580            0.4%
           Acerinox SA.........  3,037,459     42,312,970            0.3%
           Other Securities....               247,649,639            1.7%
                                           --------------           -----
       TOTAL SPAIN.............               353,401,189            2.4%
                                           --------------           -----

       SWEDEN -- (2.9%)
           Holmen AB Class B...  1,053,254     44,382,026            0.3%
           Other Securities....               395,495,327            2.7%
                                           --------------           -----
       TOTAL SWEDEN............               439,877,353            3.0%
                                           --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                          SHARES       VALUE++     OF NET ASSETS**
                                          ------       -------     ---------------
SWITZERLAND -- (4.6%)
       Baloise Holding AG..............    474,208 $    69,535,733            0.5%
       Helvetia Holding AG.............    147,590      81,956,028            0.6%
       Other Securities................                542,432,464            3.7%
                                                   ---------------          ------
TOTAL SWITZERLAND......................                693,924,225            4.8%
                                                   ---------------          ------

UNITED KINGDOM -- (14.5%)
       Beazley P.L.C................... 12,913,461      73,569,423            0.5%
       Bellway P.L.C...................  3,429,370     126,391,048            0.9%
       Bodycote P.L.C..................  4,881,426      52,710,640            0.4%
       Bovis Homes Group P.L.C.........  4,734,227      56,450,703            0.4%
       Centamin P.L.C.................. 26,072,202      59,735,303            0.4%
       Close Brothers Group P.L.C......  2,360,623      51,719,784            0.4%
       Greene King P.L.C...............  7,264,634      70,696,049            0.5%
       Hiscox, Ltd.....................  7,763,844     113,855,269            0.8%
       Inchcape P.L.C..................  5,770,186      63,832,659            0.4%
       John Wood Group P.L.C...........  8,475,299      83,312,803            0.6%
       Lancashire Holdings, Ltd........  4,725,259      41,735,989            0.3%
       Man Group P.L.C................. 35,299,953      70,251,105            0.5%
       Meggitt P.L.C...................  8,482,346      50,797,078            0.4%
       Melrose Industries P.L.C........ 37,248,042     114,023,591            0.8%
       Phoenix Group Holdings..........  5,339,666      51,067,997            0.4%
       Redrow P.L.C....................  6,600,671      49,309,111            0.3%
       Vesuvius P.L.C..................  6,876,493      47,276,853            0.3%
       Other Securities................              1,034,182,777            6.9%
                                                   ---------------          ------
TOTAL UNITED KINGDOM...................              2,210,918,182           15.2%
                                                   ---------------          ------

UNITED STATES -- (0.0%)
       Other Securities................                    319,270            0.0%
                                                   ---------------          ------
TOTAL COMMON STOCKS....................             14,299,698,654           98.2%
                                                   ---------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
       Other Securities................                 14,728,561            0.1%
                                                   ---------------          ------
TOTAL PREFERRED STOCKS.................                 14,728,561            0.1%
                                                   ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
ITALY -- (0.0%)
       Other Securities................                    271,902            0.0%
                                                   ---------------          ------
TOTAL RIGHTS/WARRANTS..................                    271,902            0.0%
                                                   ---------------          ------
TOTAL INVESTMENT SECURITIES............             14,314,699,117
                                                   ---------------

                                                       VALUE+
                                                       ------

SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@   DFA Short Term Investment Fund.. 77,331,698     894,959,738            6.1%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,870,695,163).............              $15,209,658,855          104.4%
                                                   ===============          ======

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                       LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                    -------------- --------------- ------- ---------------
Common Stocks
 Australia.........................             -- $   957,875,701   --    $   957,875,701
 Austria...........................             --     183,695,040   --        183,695,040
 Belgium...........................             --     203,374,130   --        203,374,130
 Canada............................ $1,182,500,164         177,413   --      1,182,677,577
 China.............................             --       6,776,512   --          6,776,512
 Denmark...........................             --     298,734,387   --        298,734,387
 Finland...........................             --     336,649,608   --        336,649,608
 France............................             --     704,668,067   --        704,668,067
 Germany...........................             --   1,081,902,065   --      1,081,902,065
 Greece............................             --           1,871   --              1,871
 Hong Kong.........................        342,699     506,210,952   --        506,553,651
 Ireland...........................             --      51,341,307   --         51,341,307
 Israel............................             --     108,500,576   --        108,500,576
 Italy.............................             --     578,972,851   --        578,972,851
 Japan.............................             --   3,685,782,669   --      3,685,782,669
 Netherlands.......................             --     300,704,734   --        300,704,734
 New Zealand.......................             --      66,985,410   --         66,985,410
 Norway............................             --     121,388,062   --        121,388,062
 Portugal..........................             --      41,670,802   --         41,670,802
 Singapore.........................             --     183,003,415   --        183,003,415
 Spain.............................             --     353,401,189   --        353,401,189
 Sweden............................             --     439,877,353   --        439,877,353
 Switzerland.......................             --     693,924,225   --        693,924,225
 United Kingdom....................             --   2,210,918,182   --      2,210,918,182
 United States.....................             --         319,270   --            319,270
Preferred Stocks
 Germany...........................             --      14,728,561   --         14,728,561
Rights/Warrants
 Italy.............................             --         271,902   --            271,902
Securities Lending Collateral......             --     894,959,738   --        894,959,738
Futures Contracts**................      1,238,713              --   --          1,238,713
                                    -------------- ---------------   --    ---------------
TOTAL.............................. $1,184,081,576 $14,026,815,992   --    $15,210,897,568
                                    ============== ===============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                 PERCENTAGE
                                          SHARES    VALUE++    OF NET ASSETS**
                                          ------    -------    ---------------
  COMMON STOCKS -- (90.8%)
  AUSTRALIA -- (5.7%)
  #   Australia & New Zealand Banking
       Group, Ltd........................ 214,260 $  5,244,866            0.3%
      BHP Billiton, Ltd.................. 314,531    5,599,889            0.3%
      Fortescue Metals Group, Ltd........ 868,376    3,441,939            0.2%
      Macquarie Group, Ltd...............  56,822    3,947,248            0.2%
      Woodside Petroleum, Ltd............ 175,531    4,225,289            0.2%
      Other Securities...................          113,800,338            5.0%
                                                  ------------            ----
  TOTAL AUSTRALIA........................          136,259,569            6.2%
                                                  ------------            ----

  AUSTRIA -- (0.7%)
      Other Securities...................           16,311,588            0.8%
                                                  ------------            ----

  BELGIUM -- (1.5%)
      Ageas..............................  83,970    3,438,213            0.2%
      Other Securities...................           33,305,115            1.5%
                                                  ------------            ----
  TOTAL BELGIUM..........................           36,743,328            1.7%
                                                  ------------            ----

  CANADA -- (7.8%)
      Suncor Energy, Inc................. 133,753    4,191,742            0.2%
      Other Securities...................          183,102,221            8.3%
                                                  ------------            ----
  TOTAL CANADA...........................          187,293,963            8.5%
                                                  ------------            ----

  CHINA -- (0.0%)
      Other Securities...................              522,183            0.0%
                                                  ------------            ----

  DENMARK -- (1.9%)
      Other Securities...................           44,458,076            2.0%
                                                  ------------            ----

  FINLAND -- (2.0%)
  #   Stora Enso Oyj Class R............. 285,475    3,387,986            0.2%
      UPM-Kymmene Oyj.................... 258,374    6,807,295            0.3%
      Other Securities...................           36,733,168            1.6%
                                                  ------------            ----
  TOTAL FINLAND..........................           46,928,449            2.1%
                                                  ------------            ----

  FRANCE -- (6.1%)
      BNP Paribas SA.....................  73,561    5,191,728            0.2%
      Cie de Saint-Gobain................  98,275    5,302,607            0.3%
      Orange SA.......................... 225,492    3,490,016            0.2%
      Rexel SA........................... 238,651    4,261,909            0.2%
      STMicroelectronics NV.............. 210,594    3,380,805            0.2%
      Total SA........................... 240,139   12,327,102            0.6%
      Other Securities...................          111,238,269            4.9%
                                                  ------------            ----
  TOTAL FRANCE...........................          145,192,436            6.6%
                                                  ------------            ----

  GERMANY -- (5.7%)
      Allianz SE.........................  25,753    4,902,794            0.2%
      BASF SE............................  38,075    3,709,226            0.2%
      Daimler AG.........................  89,896    6,698,536            0.3%
      E.ON SE............................ 588,434    4,587,070            0.2%
  #   K+S AG............................. 146,988    3,506,883            0.2%
  *   RWE AG............................. 247,438    4,098,373            0.2%
      Other Securities...................          107,984,270            4.9%
                                                  ------------            ----
  TOTAL GERMANY..........................          135,487,152            6.2%
                                                  ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 HONG KONG -- (3.0%)
     Other Securities...................           $ 70,849,364            3.2%
                                                   ------------           -----

 IRELAND -- (0.5%)
     Other Securities...................             12,458,769            0.6%
                                                   ------------           -----

 ISRAEL -- (0.8%)
     Other Securities...................             18,149,414            0.8%
                                                   ------------           -----

 ITALY -- (2.9%)
     Assicurazioni Generali SpA.........   303,243    4,803,373            0.2%
 *   Fiat Chrysler Automobiles NV.......   452,754    5,142,606            0.3%
 *   UniCredit SpA......................   251,448    4,094,194            0.2%
     Other Securities...................             54,370,614            2.4%
                                                   ------------           -----
 TOTAL ITALY............................             68,410,787            3.1%
                                                   ------------           -----

 JAPAN -- (22.3%)
     Mitsubishi Chemical Holdings Corp..   464,080    3,632,440            0.2%
     Mitsubishi UFJ Financial Group,
      Inc...............................   817,300    5,178,897            0.3%
     Toyota Motor Corp..................    73,263    3,965,049            0.2%
     Toyota Motor Corp. Sponsored ADR...    36,827    3,982,472            0.2%
     Other Securities...................            516,578,762           23.4%
                                                   ------------           -----
 TOTAL JAPAN............................            533,337,620           24.3%
                                                   ------------           -----

 NETHERLANDS -- (2.6%)
     Koninklijke Ahold Delhaize NV......   219,005    4,536,743            0.2%
     Koninklijke DSM NV.................    62,767    4,491,494            0.2%
     Other Securities...................             52,475,044            2.4%
                                                   ------------           -----
 TOTAL NETHERLANDS......................             61,503,281            2.8%
                                                   ------------           -----

 NEW ZEALAND -- (0.5%)
     Other Securities...................             10,927,198            0.5%
                                                   ------------           -----

 NORWAY -- (0.9%)
     Other Securities...................             20,742,959            1.0%
                                                   ------------           -----

 PORTUGAL -- (0.2%)
     Other Securities...................              6,127,004            0.3%
                                                   ------------           -----

 SINGAPORE -- (1.1%)
     Other Securities...................             27,194,279            1.2%
                                                   ------------           -----

 SPAIN -- (2.1%)
     Banco de Sabadell SA............... 1,761,979    3,388,995            0.2%
 #   Banco Santander SA.................   862,819    5,622,922            0.3%
     Other Securities...................             40,529,089            1.8%
                                                   ------------           -----
 TOTAL SPAIN............................             49,541,006            2.3%
                                                   ------------           -----

 SWEDEN -- (2.6%)
 #   Boliden AB.........................   124,690    3,562,181            0.2%
     Other Securities...................             58,854,182            2.7%
                                                   ------------           -----
 TOTAL SWEDEN...........................             62,416,363            2.9%
                                                   ------------           -----

 SWITZERLAND -- (5.8%)
     Baloise Holding AG.................    26,119    3,829,973            0.2%
     Clariant AG........................   182,599    3,697,944            0.2%
     Flughafen Zuerich AG...............    16,575    3,652,757            0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
SWITZERLAND -- (Continued)
      Nestle SA..........................    110,012 $    8,473,175            0.4%
      Novartis AG........................     52,784      4,063,580            0.2%
      Novartis AG Sponsored ADR..........     73,269      5,643,911            0.3%
      Swiss Life Holding AG..............     10,397      3,383,578            0.2%
      Other Securities...................               106,337,164            4.6%
                                                     --------------          ------
TOTAL SWITZERLAND........................               139,082,082            6.3%
                                                     --------------          ------

UNITED KINGDOM -- (14.1%)
      BP P.L.C. Sponsored ADR............    269,445      9,247,358            0.4%
#     HSBC Holdings P.L.C. Sponsored ADR.    231,447      9,528,673            0.4%
      Melrose Industries P.L.C...........  1,702,272      5,210,991            0.2%
      Royal Dutch Shell P.L.C. Sponsored
       ADR, Class A......................    152,592      7,963,766            0.4%
#     Royal Dutch Shell P.L.C. Sponsored
       ADR, Class B......................    100,626      5,445,879            0.3%
*     Standard Chartered P.L.C...........    355,770      3,324,811            0.2%
#*    Tullow Oil P.L.C...................  1,270,443      3,446,726            0.2%
      Vodafone Group P.L.C. Sponsored ADR    142,624      3,735,327            0.2%
      WM Morrison Supermarkets P.L.C.....  1,327,157      4,122,680            0.2%
      Other Securities...................               285,838,180           12.9%
                                                     --------------          ------
TOTAL UNITED KINGDOM.....................               337,864,391           15.4%
                                                     --------------          ------

UNITED STATES -- (0.0%)
      Other Securities...................                   167,439            0.0%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             2,167,968,700           98.8%
                                                     --------------          ------

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
      Volkswagen AG......................     25,998      4,127,097            0.2%
      Other Securities...................                 5,363,848            0.3%
                                                     --------------          ------
TOTAL GERMANY............................                 9,490,945            0.5%
                                                     --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities...................                     1,747            0.0%
                                                     --------------          ------
TOTAL PREFERRED STOCKS...................                 9,492,692            0.5%
                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
ITALY -- (0.0%)
      Other Securities...................                     6,134            0.0%
                                                     --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities...................                   186,160            0.0%
                                                     --------------          ------
TOTAL RIGHTS/WARRANTS....................                   192,294            0.0%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             2,177,653,686
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (8.8%)
(S)@  DFA Short Term Investment Fund..... 18,077,958    209,216,208            9.5%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,081,306,051)..................             $2,386,869,894          108.8%
                                                     ==============          ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                    ------------ -------------- ------- --------------
Common Stocks
 Australia......................... $  2,960,204 $  133,299,365   --    $  136,259,569
 Austria...........................           --     16,311,588   --        16,311,588
 Belgium...........................      727,907     36,015,421   --        36,743,328
 Canada............................  187,273,032         20,931   --       187,293,963
 China.............................           --        522,183   --           522,183
 Denmark...........................           --     44,458,076   --        44,458,076
 Finland...........................           --     46,928,449   --        46,928,449
 France............................      629,772    144,562,664   --       145,192,436
 Germany...........................    4,555,380    130,931,772   --       135,487,152
 Hong Kong.........................      288,280     70,561,084   --        70,849,364
 Ireland...........................    2,502,593      9,956,176   --        12,458,769
 Israel............................    1,852,867     16,296,547   --        18,149,414
 Italy.............................      531,410     67,879,377   --        68,410,787
 Japan.............................    8,233,934    525,103,686   --       533,337,620
 Netherlands.......................    7,138,089     54,365,192   --        61,503,281
 New Zealand.......................        7,022     10,920,176   --        10,927,198
 Norway............................      344,745     20,398,214   --        20,742,959
 Portugal..........................           --      6,127,004   --         6,127,004
 Singapore.........................           --     27,194,279   --        27,194,279
 Spain.............................    2,931,430     46,609,576   --        49,541,006
 Sweden............................      176,450     62,239,913   --        62,416,363
 Switzerland.......................   11,613,566    127,468,516   --       139,082,082
 United Kingdom....................   54,251,673    283,612,718   --       337,864,391
 United States.....................           --        167,439   --           167,439
Preferred Stocks
 Germany...........................           --      9,490,945   --         9,490,945
 United Kingdom....................           --          1,747   --             1,747
Rights/Warrants
 Italy.............................           --          6,134   --             6,134
 United Kingdom....................           --        186,160   --           186,160
Securities Lending Collateral......           --    209,216,208   --       209,216,208
                                    ------------ --------------   --    --------------
TOTAL.............................. $286,018,354 $2,100,851,540   --    $2,386,869,894
                                    ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                               SHARES      VALUE+
                                                              --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................           $138,704,884
Investment in Dimensional Emerging Markets Value Fund........             54,217,877
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 1,130,528   23,752,386
                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $196,173,983).....................................           $216,675,147
                                                                        ============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $216,675,147   --      --    $216,675,147
                                    ------------   --      --    ------------
   TOTAL........................... $216,675,147   --      --    $216,675,147
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                                ------    -------   ---------------
COMMON STOCKS -- (96.7%)
AUSTRALIA -- (4.1%)
    BlueScope Steel, Ltd.......................  88,385 $   772,214            0.2%
    Boral, Ltd................................. 149,841     690,699            0.2%
    Challenger, Ltd............................  73,657     727,502            0.2%
    Other Securities...........................          13,655,620            3.6%
                                                        -----------            ----
TOTAL AUSTRALIA................................          15,846,035            4.2%
                                                        -----------            ----

AUSTRIA -- (0.7%)
    Other Securities...........................           2,779,083            0.7%
                                                        -----------            ----

BELGIUM -- (1.0%)
    Ageas......................................  30,934   1,266,618            0.3%
    Other Securities...........................           2,587,690            0.7%
                                                        -----------            ----
TOTAL BELGIUM..................................           3,854,308            1.0%
                                                        -----------            ----

BRAZIL -- (1.5%)
    Kroton Educacional SA...................... 178,300     839,806            0.2%
    Other Securities...........................           4,853,270            1.3%
                                                        -----------            ----
TOTAL BRAZIL...................................           5,693,076            1.5%
                                                        -----------            ----

CANADA -- (6.1%)
    First Quantum Minerals, Ltd................ 103,517     986,598            0.3%
*   Kinross Gold Corp.......................... 202,343     704,098            0.2%
    Other Securities...........................          21,882,732            5.7%
                                                        -----------            ----
TOTAL CANADA...................................          23,573,428            6.2%
                                                        -----------            ----

CHILE -- (0.3%)
    Other Securities...........................           1,111,241            0.3%
                                                        -----------            ----

CHINA -- (7.3%)
*   China Taiping Insurance Holdings Co., Ltd.. 278,000     692,155            0.2%
    Other Securities...........................          27,286,108            7.2%
                                                        -----------            ----
TOTAL CHINA....................................          27,978,263            7.4%
                                                        -----------            ----

COLOMBIA -- (0.1%)
    Other Securities...........................             269,524            0.1%
                                                        -----------            ----

DENMARK -- (1.4%)
    Other Securities...........................           5,235,205            1.4%
                                                        -----------            ----

FINLAND -- (1.4%)
    Neste Oyj..................................  17,647     719,101            0.2%
    Stora Enso Oyj Class R.....................  74,460     883,683            0.2%
    Other Securities...........................           3,877,965            1.1%
                                                        -----------            ----
TOTAL FINLAND..................................           5,480,749            1.5%
                                                        -----------            ----

FRANCE -- (3.8%)
    Arkema SA..................................   9,229     977,194            0.3%
    Rexel SA...................................  50,303     898,328            0.3%
    SCOR SE....................................  26,197   1,036,274            0.3%
    SES SA.....................................  32,900     719,082            0.2%
    STMicroelectronics NV......................  87,664   1,407,328            0.4%
    Other Securities...........................           9,776,416            2.4%
                                                        -----------            ----
TOTAL FRANCE...................................          14,814,622            3.9%
                                                        -----------            ----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                          ------     -------   ---------------
 GERMANY -- (4.8%)
     Deutsche Lufthansa AG..............    40,731 $   702,700            0.2%
     Lanxess AG.........................    11,884     858,101            0.2%
     Osram Licht AG.....................    10,639     712,700            0.2%
     Rheinmetall AG.....................     8,438     774,521            0.2%
 *   RWE AG.............................    66,040   1,093,836            0.3%
     Other Securities...................            14,391,820            3.8%
                                                   -----------           -----
 TOTAL GERMANY..........................            18,533,678            4.9%
                                                   -----------           -----

 HONG KONG -- (2.1%)
     Other Securities...................             8,030,148            2.1%
                                                   -----------           -----

 INDIA -- (4.6%)
     Other Securities...................            17,816,902            4.7%
                                                   -----------           -----

 INDONESIA -- (0.9%)
     Other Securities...................             3,460,196            0.9%
                                                   -----------           -----

 IRELAND -- (0.6%)
 *   Bank of Ireland.................... 6,312,004   1,588,966            0.4%
     Other Securities...................               842,369            0.2%
                                                   -----------           -----
 TOTAL IRELAND..........................             2,431,335            0.6%
                                                   -----------           -----

 ISRAEL -- (0.5%)
     Other Securities...................             2,122,466            0.6%
                                                   -----------           -----

 ITALY -- (2.6%)
     Banco BPM SpA......................   257,482     751,978            0.2%
 *   Fiat Chrysler Automobiles NV.......    99,560   1,130,852            0.3%
     Other Securities...................             8,199,518            2.2%
                                                   -----------           -----
 TOTAL ITALY............................            10,082,348            2.7%
                                                   -----------           -----

 JAPAN -- (16.7%)
     Other Securities...................            64,299,721           17.0%
                                                   -----------           -----

 MALAYSIA -- (0.9%)
     Other Securities...................             3,635,443            1.0%
                                                   -----------           -----

 MEXICO -- (0.8%)
     Other Securities...................             3,230,238            0.9%
                                                   -----------           -----

 NETHERLANDS -- (1.3%)
     APERAM SA..........................    14,890     748,597            0.2%
     ASM International NV...............    11,881     715,123            0.2%
     Boskalis Westminster...............    18,710     688,206            0.2%
     SBM Offshore NV....................    44,899     739,675            0.2%
     Other Securities...................             2,185,025            0.5%
                                                   -----------           -----
 TOTAL NETHERLANDS......................             5,076,626            1.3%
                                                   -----------           -----

 NEW ZEALAND -- (0.4%)
     Other Securities...................             1,441,715            0.4%
                                                   -----------           -----

 NORWAY -- (0.9%)
     Subsea 7 SA........................    45,313     746,742            0.2%
     Other Securities...................             2,835,348            0.7%
                                                   -----------           -----
 TOTAL NORWAY...........................             3,582,090            0.9%
                                                   -----------           -----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------    -------   ---------------
    PHILIPPINES -- (0.4%)
        Other Securities...............         $ 1,469,874            0.4%
                                                -----------            ----

    POLAND -- (0.4%)
        Other Securities...............           1,608,243            0.4%
                                                -----------            ----

    PORTUGAL -- (0.2%)
        Other Securities...............             675,781            0.2%
                                                -----------            ----

    SINGAPORE -- (0.8%)
        Other Securities...............           2,989,116            0.8%
                                                -----------            ----

    SOUTH AFRICA -- (1.9%)
        Other Securities...............           7,413,740            2.0%
                                                -----------            ----

    SOUTH KOREA -- (4.5%)
        Other Securities...............          17,357,060            4.6%
                                                -----------            ----

    SPAIN -- (1.6%)
        Banco de Sabadell SA........... 912,089   1,754,314            0.5%
        Other Securities...............           4,293,849            1.1%
                                                -----------            ----
    TOTAL SPAIN........................           6,048,163            1.6%
                                                -----------            ----

    SWEDEN -- (1.9%)
        Other Securities...............           7,145,341            1.9%
                                                -----------            ----

    SWITZERLAND -- (3.1%)
        Baloise Holding AG.............   6,236     914,419            0.3%
    *   Dufry AG.......................   4,813     788,643            0.2%
        Swiss Life Holding AG..........   4,696   1,528,256            0.4%
        Other Securities...............           8,862,680            2.3%
                                                -----------            ----
    TOTAL SWITZERLAND..................          12,093,998            3.2%
                                                -----------            ----

    TAIWAN -- (4.8%)
        Other Securities...............          18,325,905            4.8%
                                                -----------            ----

    THAILAND -- (0.9%)
        Other Securities...............           3,361,020            0.9%
                                                -----------            ----

    TURKEY -- (0.4%)
        Other Securities...............           1,523,393            0.4%
                                                -----------            ----

    UNITED KINGDOM -- (11.0%)
        Barratt Developments P.L.C..... 150,791   1,131,475            0.3%
        Bellway P.L.C..................  25,648     945,269            0.3%
        Berkeley Group Holdings P.L.C..  16,899     712,757            0.2%
        Coca-Cola HBC AG...............  24,514     680,093            0.2%
        GKN P.L.C...................... 201,823     937,923            0.3%
        Hiscox, Ltd....................  55,044     807,210            0.2%
        Inchcape P.L.C.................  64,830     717,182            0.2%
        Investec P.L.C.................  95,225     705,472            0.2%
        J Sainsbury P.L.C.............. 246,901     880,315            0.2%
        Johnson Matthey P.L.C..........  24,288     936,877            0.3%
        Marks & Spencer Group P.L.C.... 205,740     976,472            0.3%
        Meggitt P.L.C.................. 120,877     723,880            0.2%
        Melrose Industries P.L.C....... 227,014     694,936            0.2%
        Persimmon P.L.C................  33,858   1,021,601            0.3%
        Smiths Group P.L.C.............  49,987   1,062,646            0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES    VALUE++    OF NET ASSETS**
                                         ------    -------    ---------------
  UNITED KINGDOM -- (Continued)
        Taylor Wimpey P.L.C............. 358,141 $    927,688            0.3%
        Travis Perkins P.L.C............  35,834      747,352            0.2%
        WM Morrison Supermarkets P.L.C.. 331,940    1,031,138            0.3%
        Other Securities................           26,838,100            6.7%
                                                 ------------          ------
  TOTAL UNITED KINGDOM..................           42,478,386           11.2%
                                                 ------------          ------

  UNITED STATES -- (0.0%)
        Other Securities................               27,267            0.0%
                                                 ------------          ------
  TOTAL COMMON STOCKS...................          372,895,727           98.6%
                                                 ------------          ------

  PREFERRED STOCKS -- (0.7%)
  BRAZIL -- (0.5%)
        Other Securities................            1,803,475            0.5%
                                                 ------------          ------

  CHILE -- (0.0%)
        Other Securities................               33,025            0.0%
                                                 ------------          ------

  COLOMBIA -- (0.0%)
        Other Securities................              172,267            0.1%
                                                 ------------          ------

  GERMANY -- (0.2%)
        Other Securities................              721,513            0.2%
                                                 ------------          ------

  INDIA -- (0.0%)
        Other Securities................               11,583            0.0%
                                                 ------------          ------
  TOTAL PREFERRED STOCKS................            2,741,863            0.8%
                                                 ------------          ------

  RIGHTS/WARRANTS -- (0.0%)
  ITALY -- (0.0%)
        Other Securities................                1,922            0.0%
                                                 ------------          ------

  MALAYSIA -- (0.0%)
        Other Securities................                4,178            0.0%
                                                 ------------          ------

  PHILIPPINES -- (0.0%)
        Other Securities................                  545            0.0%
                                                 ------------          ------

  TAIWAN -- (0.0%)
        Other Securities................                  204            0.0%
                                                 ------------          ------

  THAILAND -- (0.0%)
        Other Securities................                1,500            0.0%
                                                 ------------          ------

  UNITED KINGDOM -- (0.0%)
        Other Securities................               52,850            0.0%
                                                 ------------          ------
  TOTAL RIGHTS/WARRANTS.................               61,199            0.0%
                                                 ------------          ------
  TOTAL INVESTMENT SECURITIES...........          375,698,789
                                                 ------------

                                                   VALUE+
                                                   ------
  SECURITIES LENDING COLLATERAL -- (2.6%)
  (S)@  DFA Short Term Investment Fund.. 860,347    9,956,793            2.6%
                                                 ------------          ------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $336,254,471)...............           $385,655,582          102.0%
                                                 ============          ======

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                      LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                    ----------- ------------ ------- ------------
Common Stocks
 Australia.........................          -- $ 15,846,035   --    $ 15,846,035
 Austria...........................          --    2,779,083   --       2,779,083
 Belgium...........................          --    3,854,308   --       3,854,308
 Brazil............................ $ 5,693,076           --   --       5,693,076
 Canada............................  23,573,428           --   --      23,573,428
 Chile.............................     368,426      742,815   --       1,111,241
 China.............................   1,019,423   26,958,840   --      27,978,263
 Colombia..........................     269,524           --   --         269,524
 Denmark...........................          --    5,235,205   --       5,235,205
 Finland...........................          --    5,480,749   --       5,480,749
 France............................          --   14,814,622   --      14,814,622
 Germany...........................          --   18,533,678   --      18,533,678
 Hong Kong.........................          --    8,030,148   --       8,030,148
 India.............................       2,434   17,814,468   --      17,816,902
 Indonesia.........................          --    3,460,196   --       3,460,196
 Ireland...........................          --    2,431,335   --       2,431,335
 Israel............................      28,492    2,093,974   --       2,122,466
 Italy.............................          --   10,082,348   --      10,082,348
 Japan.............................          --   64,299,721   --      64,299,721
 Malaysia..........................          --    3,635,443   --       3,635,443
 Mexico............................   3,230,238           --   --       3,230,238
 Netherlands.......................          --    5,076,626   --       5,076,626
 New Zealand.......................          --    1,441,715   --       1,441,715
 Norway............................          --    3,582,090   --       3,582,090
 Philippines.......................          --    1,469,874   --       1,469,874
 Poland............................          --    1,608,243   --       1,608,243
 Portugal..........................          --      675,781   --         675,781
 Singapore.........................          --    2,989,116   --       2,989,116
 South Africa......................   1,017,196    6,396,544   --       7,413,740
 South Korea.......................      10,785   17,346,275   --      17,357,060
 Spain.............................          --    6,048,163   --       6,048,163
 Sweden............................          --    7,145,341   --       7,145,341
 Switzerland.......................          --   12,093,998   --      12,093,998
 Taiwan............................          --   18,325,905   --      18,325,905
 Thailand..........................   3,349,988       11,032   --       3,361,020
 Turkey............................          --    1,523,393   --       1,523,393
 United Kingdom....................          --   42,478,386   --      42,478,386
 United States.....................          --       27,267   --          27,267
Preferred Stocks
 Brazil............................   1,803,475           --   --       1,803,475
 Chile.............................          --       33,025   --          33,025
 Colombia..........................     172,267           --   --         172,267
 Germany...........................          --      721,513   --         721,513
 India.............................          --       11,583   --          11,583
Rights/Warrants
 Italy.............................          --        1,922   --           1,922
 Malaysia..........................          --        4,178   --           4,178
 Philippines.......................          --          545   --             545
 Taiwan............................          --          204   --             204
 Thailand..........................          --        1,500   --           1,500
 United Kingdom....................          --       52,850   --          52,850
Securities Lending Collateral......          --    9,956,793   --       9,956,793
                                    ----------- ------------   --    ------------
TOTAL.............................. $40,538,752 $345,116,830   --    $385,655,582
                                    =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 COMMON STOCKS -- (92.1%)
 AUSTRALIA -- (4.1%)
 #   Australia & New Zealand Banking
      Group, Ltd........................   147,526 $  3,611,286            0.2%
     BHP Billiton, Ltd..................   283,621    5,049,569            0.3%
 #   Commonwealth Bank of Australia.....    52,903    3,455,302            0.2%
     National Australia Bank, Ltd.......   167,814    4,259,478            0.2%
     Westpac Banking Corp...............   198,957    5,215,609            0.3%
     Other Securities...................             73,901,075            3.2%
                                                   ------------            ----
 TOTAL AUSTRALIA........................             95,492,319            4.4%
                                                   ------------            ----

 AUSTRIA -- (0.4%)
     Other Securities...................             10,037,255            0.5%
                                                   ------------            ----

 BELGIUM -- (1.0%)
     Anheuser-Busch InBev SA/NV.........    36,562    4,123,109            0.2%
     Other Securities...................             19,342,043            0.9%
                                                   ------------            ----
 TOTAL BELGIUM..........................             23,465,152            1.1%
                                                   ------------            ----

 BRAZIL -- (1.2%)
     Other Securities...................             29,062,297            1.3%
                                                   ------------            ----

 CANADA -- (5.9%)
     Bank of Montreal...................    51,556    3,652,743            0.2%
     Bank of Nova Scotia (The)..........    84,596    4,706,075            0.2%
 #   Royal Bank of Canada...............    72,182    4,943,023            0.3%
     Other Securities...................            123,977,922            5.6%
                                                   ------------            ----
 TOTAL CANADA...........................            137,279,763            6.3%
                                                   ------------            ----

 CHILE -- (0.3%)
     Other Securities...................              6,723,237            0.3%
                                                   ------------            ----

 CHINA -- (6.0%)
     China Construction Bank Corp.
      Class H........................... 9,249,000    7,507,074            0.4%
     China Mobile, Ltd..................   317,500    3,380,302            0.2%
     Industrial & Commercial Bank of
      China, Ltd. Class H............... 6,427,000    4,189,540            0.2%
     Tencent Holdings, Ltd..............   103,100    3,230,465            0.2%
     Other Securities...................            122,014,735            5.4%
                                                   ------------            ----
 TOTAL CHINA............................            140,322,116            6.4%
                                                   ------------            ----

 COLOMBIA -- (0.1%)
     Other Securities...................              1,961,997            0.1%
                                                   ------------            ----

 CZECH REPUBLIC -- (0.0%)
     Other Securities...................                558,124            0.0%
                                                   ------------            ----

 DENMARK -- (1.2%)
     Other Securities...................             27,829,870            1.3%
                                                   ------------            ----

 EGYPT -- (0.0%)
     Other Securities...................                174,122            0.0%
                                                   ------------            ----

 FINLAND -- (1.2%)
     UPM-Kymmene Oyj....................   130,315    3,433,366            0.2%
     Other Securities...................             23,872,993            1.0%
                                                   ------------            ----
 TOTAL FINLAND..........................             27,306,359            1.2%
                                                   ------------            ----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES    VALUE++    OF NET ASSETS**
                                          ------    -------    ---------------
  FRANCE -- (5.1%)
  #   AXA SA............................. 120,043 $  3,202,762            0.2%
      BNP Paribas SA.....................  70,988    5,010,133            0.2%
      Cie Generale des Etablissements
       Michelin..........................  28,795    3,766,416            0.2%
      Orange SA.......................... 256,370    3,967,925            0.2%
      Sanofi.............................  44,127    4,169,727            0.2%
      Total SA........................... 185,779    9,536,630            0.5%
      Other Securities...................           88,213,549            3.9%
                                                  ------------           -----
  TOTAL FRANCE...........................          117,867,142            5.4%
                                                  ------------           -----

  GERMANY -- (4.8%)
      Allianz SE.........................  23,924    4,554,594            0.2%
      BASF SE............................  66,555    6,483,717            0.3%
  #   Bayer AG...........................  27,125    3,356,259            0.2%
  #   Bayerische Motoren Werke AG........  37,367    3,570,109            0.2%
      Daimler AG......................... 102,777    7,658,354            0.4%
      Deutsche Telekom AG................ 323,930    5,681,989            0.3%
      Other Securities...................           81,585,711            3.6%
                                                  ------------           -----
  TOTAL GERMANY..........................          112,890,733            5.2%
                                                  ------------           -----

  GREECE -- (0.0%)
      Other Securities...................              488,971            0.0%
                                                  ------------           -----

  HONG KONG -- (2.2%)
      AIA Group, Ltd..................... 557,400    3,858,008            0.2%
      CK Hutchison Holdings, Ltd......... 269,200    3,361,577            0.2%
      Other Securities...................           43,036,817            1.9%
                                                  ------------           -----
  TOTAL HONG KONG........................           50,256,402            2.3%
                                                  ------------           -----

  HUNGARY -- (0.1%)
      Other Securities...................            2,103,046            0.1%
                                                  ------------           -----

  INDIA -- (2.8%)
      Other Securities...................           65,062,192            3.0%
                                                  ------------           -----

  INDONESIA -- (0.6%)
      Other Securities...................           14,052,711            0.6%
                                                  ------------           -----

  IRELAND -- (0.4%)
      Other Securities...................            9,175,801            0.4%
                                                  ------------           -----

  ISRAEL -- (0.5%)
      Other Securities...................           11,279,942            0.5%
                                                  ------------           -----

  ITALY -- (2.0%)
  #   Eni SpA............................ 205,577    3,188,707            0.2%
  *   UniCredit SpA...................... 247,229    4,025,496            0.2%
      Other Securities...................           39,950,303            1.8%
                                                  ------------           -----
  TOTAL ITALY............................           47,164,506            2.2%
                                                  ------------           -----

  JAPAN -- (16.2%)
      Mitsubishi UFJ Financial Group,
       Inc............................... 600,200    3,803,223            0.2%
      Toyota Motor Corp.................. 218,788   11,840,972            0.6%
      Other Securities...................          361,426,018           16.4%
                                                  ------------           -----
  TOTAL JAPAN............................          377,070,213           17.2%
                                                  ------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           PERCENTAGE
                                     SHARES    VALUE++   OF NET ASSETS**
                                     ------    -------   ---------------
       MALAYSIA -- (0.7%)
           Other Securities.........         $15,255,112            0.7%
                                             -----------            ----

       MEXICO -- (0.8%)
           Other Securities.........          19,506,984            0.9%
                                             -----------            ----

       NETHERLANDS -- (1.9%)
           Koninklijke Ahold
            Delhaize NV............. 155,008   3,211,024            0.2%
           Other Securities.........          40,712,278            1.8%
                                             -----------            ----
       TOTAL NETHERLANDS............          43,923,302            2.0%
                                             -----------            ----

       NEW ZEALAND -- (0.3%)
           Other Securities.........           7,265,190            0.3%
                                             -----------            ----

       NORWAY -- (0.6%)
           Other Securities.........          14,294,075            0.7%
                                             -----------            ----

       PERU -- (0.0%)
           Other Securities.........             351,590            0.0%
                                             -----------            ----

       PHILIPPINES -- (0.3%)
           Other Securities.........           7,355,760            0.3%
                                             -----------            ----

       POLAND -- (0.4%)
           Other Securities.........           8,785,367            0.4%
                                             -----------            ----

       PORTUGAL -- (0.2%)
           Other Securities.........           4,442,875            0.2%
                                             -----------            ----

       RUSSIA -- (0.3%)
           Other Securities.........           6,306,601            0.3%
                                             -----------            ----

       SINGAPORE -- (0.8%)
           Other Securities.........          19,031,049            0.9%
                                             -----------            ----

       SOUTH AFRICA -- (1.7%)
           Other Securities.........          40,251,482            1.8%
                                             -----------            ----

       SOUTH KOREA -- (3.8%)
           Samsung Electronics Co.,
            Ltd.....................   7,245  14,203,296            0.7%
           Other Securities.........          74,314,488            3.3%
                                             -----------            ----
       TOTAL SOUTH KOREA............          88,517,784            4.0%
                                             -----------            ----

       SPAIN -- (1.8%)
           Banco Bilbao Vizcaya
            Argentaria SA........... 426,873   3,419,942            0.2%
       #   Banco Santander SA....... 820,758   5,348,816            0.3%
           Iberdrola SA............. 444,682   3,196,715            0.2%
           Other Securities.........          31,050,232            1.3%
                                             -----------            ----
       TOTAL SPAIN..................          43,015,705            2.0%
                                             -----------            ----

       SWEDEN -- (2.0%)
           Other Securities.........          47,537,873            2.2%
                                             -----------            ----

       SWITZERLAND -- (4.3%)
           ABB, Ltd................. 127,841   3,132,648            0.2%
           Nestle SA................ 200,030  15,406,403            0.7%
           Novartis AG..............  56,381   4,340,495            0.2%
           Roche Holding AG.........  13,790   3,608,351            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                             ------      -------     ---------------
SWITZERLAND -- (Continued)
*   Syngenta AG............................................     8,330 $    3,871,229            0.2%
    UBS Group AG...........................................   191,586      3,270,533            0.2%
    Other Securities.......................................               66,581,060            2.9%
                                                                      --------------           -----
TOTAL SWITZERLAND..........................................              100,210,719            4.6%
                                                                      --------------           -----

TAIWAN -- (3.7%)
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................   134,422      4,445,336            0.2%
    Other Securities.......................................               81,547,455            3.7%
                                                                      --------------           -----
TOTAL TAIWAN...............................................               85,992,791            3.9%
                                                                      --------------           -----

THAILAND -- (0.6%)
    Other Securities.......................................               14,286,414            0.6%
                                                                      --------------           -----

TURKEY -- (0.3%)
    Other Securities.......................................                7,350,971            0.3%
                                                                      --------------           -----

UNITED KINGDOM -- (11.5%)
    BP P.L.C. Sponsored ADR................................   285,945      9,813,632            0.5%
    HSBC Holdings P.L.C. Sponsored ADR.....................   242,758      9,994,347            0.5%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A........   124,731      6,509,711            0.3%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B........   112,412      6,083,737            0.3%
    Vodafone Group P.L.C................................... 1,455,360      3,748,483            0.2%
    Other Securities.......................................              232,151,561           10.5%
                                                                      --------------           -----
TOTAL UNITED KINGDOM.......................................              268,301,471           12.3%
                                                                      --------------           -----

UNITED STATES -- (0.0%)
    Other Securities.......................................                  101,498            0.0%
                                                                      --------------           -----
TOTAL COMMON STOCKS........................................            2,149,708,883           98.2%
                                                                      --------------           -----

PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.6%)
    Other Securities.......................................               12,958,296            0.6%
                                                                      --------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  177,555            0.0%
                                                                      --------------           -----

COLOMBIA -- (0.0%)
    Other Securities.......................................                  321,134            0.0%
                                                                      --------------           -----

GERMANY -- (0.3%)
    Volkswagen AG..........................................    22,876      3,631,490            0.2%
    Other Securities.......................................                4,556,203            0.2%
                                                                      --------------           -----
TOTAL GERMANY..............................................                8,187,693            0.4%
                                                                      --------------           -----

INDIA -- (0.0%)
    Other Securities.......................................                   24,206            0.0%
                                                                      --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities.......................................                    1,305            0.0%
                                                                      --------------           -----
TOTAL PREFERRED STOCKS.....................................               21,670,189            1.0%
                                                                      --------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.......................................                       48            0.0%
                                                                      --------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                        ------      -------     ---------------
ITALY -- (0.0%)
      Other Securities...............            $        2,275            0.0%
                                                 --------------          ------

MALAYSIA -- (0.0%)
      Other Securities...............                     6,880            0.0%
                                                 --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities...............                     1,115            0.0%
                                                 --------------          ------

TAIWAN -- (0.0%)
      Other Securities...............                     5,434            0.0%
                                                 --------------          ------

THAILAND -- (0.0%)
      Other Securities...............                     3,253            0.0%
                                                 --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities...............                    90,149            0.0%
                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................                   109,154            0.0%
                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........             2,171,488,226
                                                 --------------

                                                    VALUE+
                                                    ------
SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@  DFA Short Term Investment Fund. 14,162,737    163,905,361            7.5%
                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,152,705,143)............              $2,335,393,587          106.7%
                                                 ==============          ======

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                    ------------ -------------- ------- --------------
Common Stocks
 Australia......................... $    872,475 $   94,619,844   --    $   95,492,319
 Austria...........................           --     10,037,255   --        10,037,255
 Belgium...........................      122,412     23,342,740   --        23,465,152
 Brazil............................   29,062,297             --   --        29,062,297
 Canada............................  137,279,763             --   --       137,279,763
 Chile.............................    1,741,865      4,981,372   --         6,723,237
 China.............................   13,948,318    126,373,798   --       140,322,116
 Colombia..........................    1,961,997             --   --         1,961,997
 Czech Republic....................           --        558,124   --           558,124
 Denmark...........................      206,706     27,623,164   --        27,829,870
 Egypt.............................           --        174,122   --           174,122
 Finland...........................      118,181     27,188,178   --        27,306,359
 France............................    1,799,786    116,067,356   --       117,867,142
 Germany...........................    2,166,728    110,724,005   --       112,890,733
 Greece............................           --        488,971   --           488,971
 Hong Kong.........................       99,954     50,156,448   --        50,256,402
 Hungary...........................           --      2,103,046   --         2,103,046
 India.............................      843,023     64,219,169   --        65,062,192
 Indonesia.........................      205,094     13,847,617   --        14,052,711
 Ireland...........................    2,032,540      7,143,261   --         9,175,801
 Israel............................    1,899,238      9,380,704   --        11,279,942
 Italy.............................      160,681     47,003,825   --        47,164,506

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                    ------------ -------------- ------- --------------
 Japan............................. $  2,636,336 $  374,433,877   --    $  377,070,213
 Malaysia..........................           --     15,255,112   --        15,255,112
 Mexico............................   19,506,984             --   --        19,506,984
 Netherlands.......................    3,712,352     40,210,950   --        43,923,302
 New Zealand.......................           --      7,265,190   --         7,265,190
 Norway............................      133,792     14,160,283   --        14,294,075
 Peru..............................      351,590             --   --           351,590
 Philippines.......................       31,959      7,323,801   --         7,355,760
 Poland............................           --      8,785,367   --         8,785,367
 Portugal..........................           --      4,442,875   --         4,442,875
 Russia............................    1,431,775      4,874,826   --         6,306,601
 Singapore.........................           --     19,031,049   --        19,031,049
 South Africa......................    3,383,005     36,868,477   --        40,251,482
 South Korea.......................    1,088,358     87,429,426   --        88,517,784
 Spain.............................      812,403     42,203,302   --        43,015,705
 Sweden............................       52,491     47,485,382   --        47,537,873
 Switzerland.......................    4,790,191     95,420,528   --       100,210,719
 Taiwan............................    4,662,110     81,330,681   --        85,992,791
 Thailand..........................   14,286,414             --   --        14,286,414
 Turkey............................       21,000      7,329,971   --         7,350,971
 United Kingdom....................   61,066,567    207,234,904   --       268,301,471
 United States.....................           --        101,498   --           101,498
Preferred Stocks...................
 Brazil............................   12,958,296             --   --        12,958,296
 Chile.............................           --        177,555   --           177,555
 Colombia..........................      321,134             --   --           321,134
 Germany...........................           --      8,187,693   --         8,187,693
 India.............................           --         24,206   --            24,206
 United Kingdom....................           --          1,305   --             1,305
Rights/Warrants....................
 Brazil............................           --             48   --                48
 Italy.............................           --          2,275   --             2,275
 Malaysia..........................           --          6,880   --             6,880
 South Korea.......................           --          1,115   --             1,115
 Taiwan............................           --          5,434   --             5,434
 Thailand..........................           --          3,253   --             3,253
 United Kingdom....................           --         90,149   --            90,149
Securities Lending Collateral......           --    163,905,361   --       163,905,361
                                    ------------ --------------   --    --------------
TOTAL.............................. $325,767,815 $2,009,625,772   --    $2,335,393,587
                                    ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                       SHARES      VALUE+
                                                                     ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc............................... 11,331,620 $230,825,090
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc............................... 12,899,971  165,764,625
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc...............................  2,593,690   52,081,287
                                                                                ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $399,516,833)............................................             448,671,002
                                                                                ------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.680%
  (Cost $322,101)...................................................    322,101      322,101
                                                                                ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $399,838,934)............................................            $448,993,103
                                                                                ============

Summary of the Fund's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     -----------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     ------------ ------- ------- ------------
 Affiliated Investment Companies.... $448,671,002   --      --    $448,671,002
 Temporary Cash Investments.........      322,101   --      --         322,101
                                     ------------   --      --    ------------
 TOTAL.............................. $448,993,103   --      --    $448,993,103
                                     ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)


                                                           SHARES      VALUE+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 7,312,954 $142,310,078
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 9,039,605  116,158,929
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,923,636   58,706,601
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $270,709,066).................................           $317,175,608
                                                                    ============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------
                                      LEVEL 1     LEVEL 2   LEVEL 3     TOTAL
                                    ------------ ---------  ------- ------------
Affiliated Investment Companies.... $317,175,608        --    --    $317,175,608
Futures Contracts**................      163,014        --    --         163,014
Forward Currency Contracts**.......           -- $(110,728)   --        (110,728)
                                    ------------ ---------    --    ------------
TOTAL.............................. $317,338,622 $(110,728)   --    $317,227,894
                                    ============ =========    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                          EMERGING MARKETS PORTFOLIO

                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Series of
       The DFA Investment Trust Company..................... $5,688,367,394
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $4,238,392,775)............................. $5,688,367,394
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $6,505,830,321
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,780,415,651)............................. $6,505,830,321
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                VALUE+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in Dimensional Emerging Markets Value Fund.. $17,986,994,600
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $16,897,663,786)............................ $17,986,994,600
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
COMMON STOCKS -- (92.4%)
BRAZIL -- (5.4%)
    Ambev SA ADR........................................  12,546,714 $   71,892,671            0.3%
    BM&FBovespa SA -- Bolsa de Valores Mercadorias e
     Futuros............................................  10,615,945     63,580,950            0.3%
    Ultrapar Participacoes SA...........................   2,067,950     45,879,882            0.2%
    Other Securities....................................              1,058,472,399            4.8%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,239,825,902            5.6%
                                                                     --------------           -----

CHILE -- (1.3%)
    Other Securities....................................                304,098,060            1.4%
                                                                     --------------           -----

CHINA -- (15.8%)
*   Alibaba Group Holding, Ltd. Sponsored ADR...........     928,258    107,213,799            0.5%
    Bank of China, Ltd. Class H......................... 150,583,702     72,839,236            0.3%
    China Construction Bank Corp. Class H............... 243,058,302    197,281,496            0.9%
    China Mobile, Ltd...................................   9,455,000    100,663,786            0.5%
    China Mobile, Ltd. Sponsored ADR....................   1,997,961    106,531,281            0.5%
    Industrial & Commercial Bank of China, Ltd. Class H. 172,209,725    112,257,600            0.5%
    NetEase, Inc. ADR...................................     246,761     65,487,902            0.3%
    Ping An Insurance Group Co. of China, Ltd. Class H..  15,605,500     87,738,060            0.4%
    Tencent Holdings, Ltd...............................  10,436,500    327,010,196            1.5%
    Other Securities....................................              2,473,756,059           11.0%
                                                                     --------------           -----
TOTAL CHINA.............................................              3,650,779,415           16.4%
                                                                     --------------           -----

COLOMBIA -- (0.3%)
    Other Securities....................................                 71,270,885            0.3%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.1%)
    Other Securities....................................                 31,146,057            0.1%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 16,612,512            0.1%
                                                                     --------------           -----

GREECE -- (0.2%)
    Other Securities....................................                 55,752,682            0.2%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                    795,966            0.0%
                                                                     --------------           -----

HUNGARY -- (0.4%)
    Other Securities....................................                 81,775,245            0.4%
                                                                     --------------           -----

INDIA -- (12.9%)
    HDFC Bank, Ltd......................................   2,994,559     71,794,694            0.3%
    Housing Development Finance Corp., Ltd..............   3,100,726     74,022,536            0.4%
    Infosys, Ltd........................................   3,738,427     53,536,885            0.3%
#   Infosys, Ltd. Sponsored ADR.........................   3,708,004     53,988,538            0.3%
    ITC, Ltd............................................  12,536,994     54,093,595            0.3%
    Reliance Industries, Ltd............................   3,320,225     71,905,811            0.3%
    Tata Consultancy Services, Ltd......................   1,537,993     54,349,867            0.3%
    Yes Bank, Ltd.......................................   1,919,569     48,826,342            0.2%
    Other Securities....................................              2,500,129,079           11.0%
                                                                     --------------           -----
TOTAL INDIA.............................................              2,982,647,347           13.4%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                 SHARES      VALUE++     OF NET ASSETS**
                                                 ------      -------     ---------------
INDONESIA -- (2.9%)
    Bank Central Asia Tbk PT.................. 40,100,600 $   53,331,430            0.3%
    Bank Rakyat Indonesia Persero Tbk PT...... 50,598,500     48,873,101            0.2%
    Other Securities..........................               560,480,111            2.5%
                                                          --------------           -----
TOTAL INDONESIA...............................               662,684,642            3.0%
                                                          --------------           -----

MALAYSIA -- (3.3%)
    Other Securities..........................               757,378,044            3.4%
                                                          --------------           -----

MEXICO -- (3.7%)
    America Movil S.A.B. de C.V. Series L ADR.  3,134,148     48,234,537            0.2%
*   Cemex S.A.B. de C.V. Sponsored ADR........  6,399,701     59,005,244            0.3%
    Grupo Mexico S.A.B. de C.V. Series B...... 19,578,566     57,211,294            0.3%
    Grupo Televisa S.A.B. Sponsored ADR.......  1,922,391     46,714,101            0.2%
    Other Securities..........................               635,036,831            2.8%
                                                          --------------           -----
TOTAL MEXICO..................................               846,202,007            3.8%
                                                          --------------           -----

PERU -- (0.1%)
    Other Securities..........................                26,006,050            0.1%
                                                          --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities..........................               310,250,223            1.4%
                                                          --------------           -----

POLAND -- (1.6%)
    Polski Koncern Naftowy Orlen SA...........  2,073,148     61,957,229            0.3%
    Other Securities..........................               317,221,777            1.4%
                                                          --------------           -----
TOTAL POLAND..................................               379,179,006            1.7%
                                                          --------------           -----

RUSSIA -- (1.3%)
    Sberbank of Russia PJSC Sponsored ADR.....  4,081,901     48,663,677            0.2%
    Other Securities..........................               250,852,025            1.1%
                                                          --------------           -----
TOTAL RUSSIA..................................               299,515,702            1.3%
                                                          --------------           -----

SOUTH AFRICA -- (6.9%)
#   AngloGold Ashanti, Ltd. Sponsored ADR.....  4,151,296     47,449,313            0.2%
    FirstRand, Ltd............................ 18,295,995     68,259,037            0.3%
    MTN Group, Ltd............................  9,901,001     93,636,938            0.4%
    Naspers, Ltd. Class N.....................    466,930     88,787,427            0.4%
#   Sanlam, Ltd...............................  9,204,888     48,882,409            0.2%
    Standard Bank Group, Ltd..................  6,505,944     72,245,795            0.3%
#   Steinhoff International Holdings NV.......  9,034,034     45,956,987            0.2%
    Other Securities..........................             1,128,929,937            5.1%
                                                          --------------           -----
TOTAL SOUTH AFRICA............................             1,594,147,843            7.1%
                                                          --------------           -----

SOUTH KOREA -- (15.5%)
    Hyundai Motor Co..........................    433,085     54,775,248            0.3%
    LG Chem, Ltd..............................    207,292     49,859,554            0.2%
#   LG Electronics, Inc.......................    834,743     50,671,915            0.3%
    NAVER Corp................................     71,470     50,230,817            0.2%
    Samsung Electronics Co., Ltd..............    426,639    836,394,674            3.8%
    SK Holdings Co., Ltd......................    247,932     52,809,989            0.3%
    SK Hynix, Inc.............................  3,141,984    148,846,344            0.7%
    Other Securities..........................             2,327,329,975           10.2%
                                                          --------------           -----
TOTAL SOUTH KOREA.............................             3,570,918,516           16.0%
                                                          --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                              SHARES       VALUE++     OF NET ASSETS**
                                                              ------       -------     ---------------
TAIWAN -- (14.8%)
    Hon Hai Precision Industry Co., Ltd.................... 55,950,504 $   183,135,028            0.8%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 41,147,652     265,068,840            1.2%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  7,660,550     253,334,389            1.2%
    Other Securities.......................................              2,722,258,278           12.2%
                                                                       ---------------           -----
TOTAL TAIWAN...............................................              3,423,796,535           15.4%
                                                                       ---------------           -----

THAILAND -- (3.0%)
    PTT PCL................................................  5,479,380      61,621,244            0.3%
    Other Securities.......................................                632,166,413            2.8%
                                                                       ---------------           -----
TOTAL THAILAND.............................................                693,787,657            3.1%
                                                                       ---------------           -----

TURKEY -- (1.5%)
    Other Securities.......................................                342,140,540            1.5%
                                                                       ---------------           -----
TOTAL COMMON STOCKS........................................             21,340,710,836           95.7%
                                                                       ---------------           -----

PREFERRED STOCKS -- (2.9%)
BRAZIL -- (2.8%)
    Banco Bradesco SA......................................  5,283,085      55,609,669            0.3%
    Banco Bradesco SA ADR..................................  7,269,077      76,688,760            0.4%
    Itau Unibanco Holding SA............................... 10,663,754     131,900,563            0.6%
    Itau Unibanco Holding SA ADR...........................  6,510,406      80,077,994            0.4%
    Other Securities.......................................                291,597,416            1.2%
                                                                       ---------------           -----
TOTAL BRAZIL...............................................                635,874,402            2.9%
                                                                       ---------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  3,545,969            0.0%
                                                                       ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.......................................                 16,903,277            0.1%
                                                                       ---------------           -----
INDIA -- (0.0%)
    Other Securities.......................................                  1,088,369            0.0%
                                                                       ---------------           -----
TOTAL PREFERRED STOCKS.....................................                657,412,017            3.0%
                                                                       ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.......................................                     68,771            0.0%
                                                                       ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.......................................                    374,190            0.0%
                                                                       ---------------           -----

PHILIPPINES -- (0.0%)
    Other Securities.......................................                     18,747            0.0%
                                                                       ---------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities.......................................                     65,265            0.0%
                                                                       ---------------           -----

TAIWAN -- (0.0%)
    Other Securities.......................................                    224,205            0.0%
                                                                       ---------------           -----

THAILAND -- (0.0%)
    Other Securities.......................................                    108,188            0.0%
                                                                       ---------------           -----
TOTAL RIGHTS/WARRANTS......................................                    859,366            0.0%
                                                                       ---------------           -----
TOTAL INVESTMENT SECURITIES................................             21,998,982,219
                                                                       ---------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                        SHARES       VALUE+      OF NET ASSETS**
                                        ------       ------      ---------------
SECURITIES LENDING COLLATERAL -- (4.7%)
(S)@  DFA Short Term Investment Fund. 94,695,863 $ 1,095,915,225            4.9%
                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $20,335,900,065)...........              $23,094,897,444          103.6%
                                                 ===============          ======

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,239,825,902              --   --    $ 1,239,825,902
  Chile.......................     99,347,676 $   204,750,384   --        304,098,060
  China.......................    546,543,403   3,104,236,012   --      3,650,779,415
  Colombia....................     71,270,885              --   --         71,270,885
  Czech Republic..............             --      31,146,057   --         31,146,057
  Egypt.......................        789,020      15,823,492   --         16,612,512
  Greece......................             --      55,752,682   --         55,752,682
  Hong Kong...................             --         795,966   --            795,966
  Hungary.....................        302,490      81,472,755   --         81,775,245
  India.......................    108,734,104   2,873,913,243   --      2,982,647,347
  Indonesia...................     29,680,010     633,004,632   --        662,684,642
  Malaysia....................          8,479     757,369,565   --        757,378,044
  Mexico......................    846,202,007              --   --        846,202,007
  Peru........................     26,006,050              --   --         26,006,050
  Philippines.................      7,086,518     303,163,705   --        310,250,223
  Poland......................             --     379,179,006   --        379,179,006
  Russia......................     35,966,192     263,549,510   --        299,515,702
  South Africa................    122,888,171   1,471,259,672   --      1,594,147,843
  South Korea.................     96,053,909   3,474,864,607   --      3,570,918,516
  Taiwan......................    280,412,577   3,143,383,958   --      3,423,796,535
  Thailand....................    693,324,691         462,966   --        693,787,657
  Turkey......................      2,550,861     339,589,679   --        342,140,540
Preferred Stocks
  Brazil......................    635,874,402              --   --        635,874,402
  Chile.......................             --       3,545,969   --          3,545,969
  Colombia....................     16,903,277              --   --         16,903,277
  India.......................         75,669       1,012,700   --          1,088,369
Rights/Warrants
  Brazil......................             --          68,771   --             68,771
  Malaysia....................             --         374,190   --            374,190
  Philippines.................             --          18,747   --             18,747
  South Korea.................             --          65,265   --             65,265
  Taiwan......................             --         224,205   --            224,205
  Thailand....................             --         108,188   --            108,188
Securities Lending Collateral.             --   1,095,915,225   --      1,095,915,225
Futures Contracts**...........      2,813,972              --   --          2,813,972
                               -------------- ---------------   --    ---------------
TOTAL......................... $4,862,660,265 $18,235,051,151   --    $23,097,711,416
                               ============== ===============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                   ENHANCED U.S.
                                                                       LARGE      U.S. LARGE CAP
                                                                      COMPANY         EQUITY      U.S. LARGE CAP
                                                                     PORTFOLIO      PORTFOLIO*    VALUE PORTFOLIO
                                                                   -------------- --------------  ---------------
ASSETS:
Investments in Affiliated Investment Company at Value.............             --             --  $   21,064,989
Investments at Value (including $0, $37,058, $0 and $2,078,550
 of securities on loan, respectively)............................. $      253,972 $    1,031,534              --
Temporary Cash Investments at Value & Cost........................             --          5,108              --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $1, $31,083, $0 and $1,703,529)...............              1         31,088              --
Segregated Cash for Futures Contracts.............................             --             --              --
Cash..............................................................          3,475             --              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold........          1,507             --              --
  Dividends, Interest and Tax Reclaims............................          1,394            987              --
  Securities Lending Income.......................................             --             11              --
  Fund Shares Sold................................................            160          6,567          10,443
  Futures Margin Variation........................................             --              1              --
Prepaid Expenses and Other Assets.................................             24             36             200
                                                                   -------------- --------------  --------------
    Total Assets..................................................        260,533      1,075,332      21,075,632
                                                                   -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................             --         31,078              --
  Investment Securities/Affiliated Investment Company
   Purchased......................................................          3,473          2,822              --
  Fund Shares Redeemed............................................             59             46          18,267
  Due to Advisor..................................................             24            126           2,557
  Futures Margin Variation........................................            605             --              --
Accrued Expenses and Other Liabilities............................             22             47             716
                                                                   -------------- --------------  --------------
    Total Liabilities.............................................          4,183         34,119          21,540
                                                                   -------------- --------------  --------------
NET ASSETS........................................................ $      256,350 $    1,041,213  $   21,054,092
                                                                   ============== ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $53,053 and shares outstanding of 0; 0; 0 and 2,222,293,
 respectively.....................................................            N/A            N/A             N/A
                                                                   ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................            N/A            N/A             N/A
                                                                   ============== ==============  ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $179,693 and shares outstanding of 0; 0; 0 and 7,563,837,
 respectively.....................................................            N/A            N/A             N/A
                                                                   ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................            N/A            N/A             N/A
                                                                   ============== ==============  ==============
Institutional Class Shares -- based on net assets of $256,350;
 $1,041,213; $21,054,092 and $9,418,997 and shares
 outstanding of 19,131,400; 70,560,358; 578,208,176 and
 394,442,842, respectively........................................ $        13.40 $        14.76  $        36.41
                                                                   ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................  1,000,000,000  1,000,000,000   4,000,000,000
                                                                   ============== ==============  ==============
Investments in Affiliated Investment Company at Cost.............. $           -- $           --  $   14,743,777
                                                                   ============== ==============  ==============
Investments at Cost............................................... $      253,894 $      866,575  $           --
                                                                   ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $      226,088 $      883,728  $   14,030,750
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................            352          1,225          34,467
Accumulated Net Realized Gain (Loss)..............................         26,852         (8,705)        667,663
Net Unrealized Appreciation (Depreciation)........................          3,058        164,965       6,321,212
                                                                   -------------- --------------  --------------
NET ASSETS........................................................ $      256,350 $    1,041,213  $   21,054,092
                                                                   ============== ==============  ==============


                                                                    U.S. TARGETED
                                                                   VALUE PORTFOLIO*
                                                                   ----------------
ASSETS:
Investments in Affiliated Investment Company at Value.............              --
Investments at Value (including $0, $37,058, $0 and $2,078,550
 of securities on loan, respectively).............................  $    9,541,383
Temporary Cash Investments at Value & Cost........................         134,136
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $1, $31,083, $0 and $1,703,529)...............       1,703,831
Segregated Cash for Futures Contracts.............................           3,825
Cash..............................................................           4,889
Receivables:
  Investment Securities/Affiliated Investment Company Sold........          39,117
  Dividends, Interest and Tax Reclaims............................           2,440
  Securities Lending Income.......................................             419
  Fund Shares Sold................................................           9,120
  Futures Margin Variation........................................              --
Prepaid Expenses and Other Assets.................................             132
                                                                    --------------
    Total Assets..................................................      11,439,292
                                                                    --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................       1,703,525
  Investment Securities/Affiliated Investment Company
   Purchased......................................................          65,851
  Fund Shares Redeemed............................................          14,670
  Due to Advisor..................................................           2,753
  Futures Margin Variation........................................             214
Accrued Expenses and Other Liabilities............................             536
                                                                    --------------
    Total Liabilities.............................................       1,787,549
                                                                    --------------
NET ASSETS........................................................  $    9,651,743
                                                                    ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $53,053 and shares outstanding of 0; 0; 0 and 2,222,293,
 respectively.....................................................  $        23.87
                                                                    ==============
NUMBER OF SHARES AUTHORIZED.......................................     200,000,000
                                                                    ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $179,693 and shares outstanding of 0; 0; 0 and 7,563,837,
 respectively.....................................................  $        23.76
                                                                    ==============
NUMBER OF SHARES AUTHORIZED.......................................     200,000,000
                                                                    ==============
Institutional Class Shares -- based on net assets of $256,350;
 $1,041,213; $21,054,092 and $9,418,997 and shares
 outstanding of 19,131,400; 70,560,358; 578,208,176 and
 394,442,842, respectively........................................  $        23.88
                                                                    ==============
NUMBER OF SHARES AUTHORIZED.......................................   1,500,000,000
                                                                    ==============
Investments in Affiliated Investment Company at Cost..............  $           --
                                                                    ==============
Investments at Cost...............................................  $    7,778,427
                                                                    ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................  $    7,475,082
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................           3,863
Accumulated Net Realized Gain (Loss)..............................         409,017
Net Unrealized Appreciation (Depreciation)........................       1,763,781
                                                                    --------------
NET ASSETS........................................................  $    9,651,743
                                                                    ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)


                                                                         U.S. CORE      U.S. CORE     U.S. VECTOR
                                                       U.S. SMALL CAP     EQUITY 1       EQUITY 2       EQUITY
                                                      VALUE PORTFOLIO*   PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                      ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $2,263,575,
 $2,603,976, $2,982,708 and $864,775 of securities
 on loan, respectively)..............................  $   14,152,959  $   18,177,683 $   20,036,304 $    4,394,446
Temporary Cash Investments at Value & Cost...........         126,008         140,212        229,151         45,293
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $1,900,283,
 $1,805,496, $2,055,495 and $664,267)................       1,900,659       1,805,785      2,055,867        664,389
Segregated Cash for Futures Contracts................           4,995           3,950          6,700          1,500
Cash.................................................          11,380           1,315          1,996          1,457
Receivables:
  Investment Securities Sold.........................          18,635           2,229         25,799         12,233
  Dividends and Interest.............................           3,183          14,875         15,771          2,655
  Securities Lending Income..........................             493             658            785            204
  Fund Shares Sold...................................           8,336          13,059         18,140          2,363
Prepaid Expenses and Other Assets....................             136             210            194             70
                                                       --------------  -------------- -------------- --------------
     Total Assets....................................      16,226,784      20,159,976     22,390,707      5,124,610
                                                       --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................       1,900,168       1,805,353      2,055,323        664,258
  Investment Securities Purchased....................          20,709              --         67,033         15,135
  Fund Shares Redeemed...............................           7,599           5,625          5,442          2,224
  Due to Advisor.....................................           5,796           2,535          3,276          1,082
  Futures Margin Variation...........................             280             221            375             84
Accrued Expenses and Other Liabilities...............             892             741            899            261
                                                       --------------  -------------- -------------- --------------
     Total Liabilities...............................       1,935,444       1,814,475      2,132,348        683,044
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   14,291,340  $   18,345,501 $   20,258,359 $    4,441,566
                                                       ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $14,291,340; $18,345,501; $20,258,359 and
 $4,441,566 and shares outstanding of
 385,837,964; 900,421,377; 1,041,156,367 and
 246,800,248, respectively...........................  $        37.04  $        20.37 $        19.46 $        18.00
                                                       ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................   3,400,000,000   3,000,000,000  4,600,000,000  2,000,000,000
                                                       ==============  ============== ============== ==============
Investments at Cost..................................  $   10,585,596  $   12,639,097 $   13,503,005 $    2,972,639
                                                       ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $    9,907,983  $   12,744,167 $   13,625,691 $    2,948,057
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................           3,460          19,633         21,824          3,488
Accumulated Net Realized Gain (Loss).................         810,959          42,490         75,885         67,800
Net Unrealized Appreciation (Depreciation)...........       3,568,938       5,539,211      6,534,959      1,422,221
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   14,291,340  $   18,345,501 $   20,258,359 $    4,441,566
                                                       ==============  ============== ============== ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)


                                                                                    DFA REAL ESTATE    LARGE CAP
                                                      U.S. SMALL CAP U.S. MICRO CAP   SECURITIES     INTERNATIONAL
                                                        PORTFOLIO*     PORTFOLIO*     PORTFOLIO*      PORTFOLIO*
                                                      -------------- -------------- --------------- --------------
ASSETS:
Investments at Value (including $3,797,096,
 $1,064,522, $573,650 and $405,915 of securities
 on loan, respectively).............................. $   15,544,615 $    5,798,004 $    7,784,953  $    4,071,067
Temporary Cash Investments at Value & Cost...........        211,738         54,274        102,157              --
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $3,518,240,
 $952,632, $475,841 and $342,825)....................      3,518,844        952,804        475,931         342,820
Segregated Cash for Futures Contracts................          7,313          1,985          3,955           1,487
Foreign Currencies at Value..........................             --             --             --           4,148
Cash.................................................          6,091          4,449             --          33,441
Receivables:
  Investment Securities Sold.........................          6,660          9,268             --              --
  Dividends, Interest and Tax Reclaims...............          3,922          1,781          7,185          19,240
  Securities Lending Income..........................          1,359            445             79             439
  Fund Shares Sold...................................         10,897          2,717          4,758           3,107
Prepaid Expenses and Other Assets....................            129             64             92              44
                                                      -------------- -------------- --------------  --------------
     Total Assets....................................     19,311,568      6,825,791      8,379,110       4,475,793
                                                      -------------- -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................      3,518,123        952,605        475,836         342,767
  Investment Securities Purchased....................         30,717         11,175         10,495              57
  Fund Shares Redeemed...............................         35,983          2,942          2,281           1,215
  Due to Advisor.....................................          4,442          2,357          1,047             697
  Futures Margin Variation...........................          1,345            381            221              78
Accrued Expenses and Other Liabilities...............            720            402            446             272
                                                      -------------- -------------- --------------  --------------
     Total Liabilities...............................      3,591,330        969,862        490,326         345,086
                                                      -------------- -------------- --------------  --------------
NET ASSETS........................................... $   15,720,238 $    5,855,929 $    7,888,784  $    4,130,707
                                                      ============== ============== ==============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $15,720,238; $5,855,929; $7,888,784 and
 $4,130,707 and shares outstanding of
 456,945,402; 277,885,714; 227,804,277 and
 192,213,663, respectively........................... $        34.40 $        21.07 $        34.63  $        21.49
                                                      ============== ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED..........................  2,000,000,000  3,000,000,000  1,700,000,000   1,500,000,000
                                                      ============== ============== ==============  ==============
Investments at Cost.................................. $   11,875,058 $    3,859,648 $    5,562,309  $    3,491,512
                                                      ============== ============== ==============  ==============
Foreign Currencies at Cost........................... $           -- $           -- $           --  $        4,169
                                                      ============== ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $   11,445,983 $    3,629,207 $    5,690,819  $    3,742,861
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................          6,208          1,497         69,541          23,646
Accumulated Net Realized Gain (Loss).................        595,469        285,972        (95,021)       (215,927)
Net Unrealized Foreign Exchange Gain (Loss)..........             --             --             --              14
Net Unrealized Appreciation (Depreciation)...........      3,672,578      1,939,253      2,223,445         580,113
                                                      -------------- -------------- --------------  --------------
NET ASSETS........................................... $   15,720,238 $    5,855,929 $    7,888,784  $    4,130,707
                                                      ============== ============== ==============  ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)


                                                                    INTERNATIONAL                                ASIA PACIFIC
                                                    INTERNATIONAL       SMALL      GLOBAL SMALL JAPANESE SMALL      SMALL
                                                     CORE EQUITY       COMPANY       COMPANY       COMPANY         COMPANY
                                                     PORTFOLIO*       PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO
                                                   --------------  --------------  ------------ --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................             --  $   11,971,270  $     10,345 $      538,996  $      282,928
Investments at Value (including $2,170,666, $0,
 $0, $0 and $0 of securities on loan,
 respectively).................................... $   20,697,972              --            --             --              --
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of
 $2,079,308, $0, $0, $0 and $0)...................      2,079,631              --            --             --              --
Segregated Cash for Futures Contracts.............          8,100           4,654            --             --              --
Foreign Currencies at Value.......................         10,746              --            --             --              --
Cash..............................................        325,004         123,062            22             --              --
Receivables:
 Investment Securities Sold.......................          6,308              --            --             --              --
 Dividends, Interest and Tax Reclaims.............         93,638              --            --             --              --
 Securities Lending Income........................          3,421              --            --             --              --
 Fund Shares Sold.................................         20,058           4,480           110            262              --
 From Advisor.....................................             --              --             8             --              --
Unrealized Gain on Foreign Currency Contracts.....             32              --            --             --              --
Deferred Offering Costs...........................             --              --            23             --              --
Prepaid Expenses and Other Assets.................            220              70             4             12              12
                                                   --------------  --------------  ------------ --------------  --------------
    Total Assets..................................     23,245,130      12,103,536        10,512        539,270         282,940
                                                   --------------  --------------  ------------ --------------  --------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned.................      2,079,284              --            --             --              --
 Investment Securities Purchased..................        139,434              --            40             --              --
 Fund Shares Redeemed.............................          5,133           7,577            --             10              50
 Due to Advisor...................................          4,545           3,850            --            174              93
 Futures Margin Variation.........................            454             464            --             --              --
Unrealized Loss on Foreign Currency Contracts.....             55              --            --             --              --
Accrued Expenses and Other Liabilities............            871             417             2             15              11
                                                   --------------  --------------  ------------ --------------  --------------
    Total Liabilities.............................      2,229,776          12,308            42            199             154
                                                   --------------  --------------  ------------ --------------  --------------
NET ASSETS........................................ $   21,015,354  $   12,091,228  $     10,470 $      539,071  $      282,786
                                                   ==============  ==============  ============ ==============  ==============
NET ASSET VALUE, OFFERING
 AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets
 of $21,015,354; $12,091,228; $10,470; $539,071
 and $282,786 and shares outstanding of
 1,635,224,061; 625,644,782; 990,694; 22,348,911
 and 13,162,865, respectively..................... $        12.85  $        19.33  $      10.57 $        24.12  $        21.48
                                                   ==============  ==============  ============ ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................  7,000,000,000   3,000,000,000   100,000,000  1,000,000,000   1,000,000,000
                                                   ==============  ==============  ============ ==============  ==============
Investments in Affiliated Investment Companies at
 Cost............................................. $           --  $   10,153,529  $     10,000 $      444,383  $      286,809
                                                   ==============  ==============  ============ ==============  ==============
Investments at Cost............................... $   18,280,468  $           --  $         -- $           --  $           --
                                                   ==============  ==============  ============ ==============  ==============
Foreign Currencies at Cost........................ $       10,744  $           --  $         -- $           --  $           --
                                                   ==============  ==============  ============ ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $   18,870,631  $   10,147,577  $     10,082 $      476,319  $      309,594
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)..........................................        127,061          16,467            32         (2,191)         (5,017)
Accumulated Net Realized Gain (Loss)..............       (401,483)        108,109            11        (29,629)        (17,907)
Net Unrealized Foreign Exchange Gain (Loss).......            151             (38)           --            (41)             (3)
Net Unrealized Appreciation (Depreciation)........      2,418,994       1,819,113           345         94,613          (3,881)
                                                   --------------  --------------  ------------ --------------  --------------
NET ASSETS........................................ $   21,015,354  $   12,091,228  $     10,470 $      539,071  $      282,786
                                                   ==============  ==============  ============ ==============  ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                         DFA
                                                       UNITED        CONTINENTAL    INTERNATIONAL    DFA GLOBAL
                                                    KINGDOM SMALL       SMALL        REAL ESTATE     REAL ESTATE
                                                       COMPANY         COMPANY       SECURITIES      SECURITIES
                                                      PORTFOLIO       PORTFOLIO      PORTFOLIO*      PORTFOLIO*
                                                    -------------- --------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................. $       43,125 $      386,549              --  $    3,549,532
Investments at Value (including $0, $0, $195,714,
 $169,934 and $893,768 of securities on loan,
 respectively).....................................             --             --  $    4,686,690       1,996,637
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $200,224, $174,718 and $894,767)..................             --             --         200,242         174,737
Segregated Cash for Futures Contracts..............             --             --           1,075              --
Foreign Currencies at Value........................             --             --           4,691              --
Cash...............................................             --             --          45,870           8,127
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold....................................             --             --             351              --
  Dividends, Interest and Tax Reclaims.............             --             --          18,909           1,857
  Securities Lending Income........................             --             --             466              23
  Fund Shares Sold.................................             --             74          15,159          38,124
Unrealized Gain on Foreign Currency Contracts......             --             --              14              --
Prepaid Expenses and Other Assets..................             14             68              79             102
                                                    -------------- --------------  --------------  --------------
    Total Assets...................................         43,139        386,691       4,973,546       5,769,139
                                                    -------------- --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.................             --             --         200,184         174,713
  Investment Securities/Affiliated Investment
   Company Purchased...............................             --             --          20,732          14,107
  Fund Shares Redeemed.............................             21             41           2,082           3,984
  Due to Advisor...................................             12            121             961             302
  Futures Margin Variation.........................             --             --              61              --
Unrealized Loss on Foreign Currency Contracts......             --             --              16              --
Accrued Expenses and Other Liabilities.............              5             12             254             206
                                                    -------------- --------------  --------------  --------------
    Total Liabilities..............................             38            174         224,290         193,312
                                                    -------------- --------------  --------------  --------------
NET ASSETS......................................... $       43,101 $      386,517  $    4,749,256  $    5,575,827
                                                    ============== ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets
 of $43,101; $386,517; $4,749,256; $5,575,827
 and $14,562,703 and shares outstanding of
 1,393,593; 15,292,635; 952,231,946;
 522,372,529 and 693,253,327, respectively......... $        30.93 $        25.27  $         4.99  $        10.67
                                                    ============== ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED........................  1,000,000,000  1,000,000,000   4,000,000,000   3,000,000,000
                                                    ============== ==============  ==============  ==============
Investments in Affiliated Investment Companies at
 Cost.............................................. $       34,523 $      296,628  $           --  $    2,959,753
                                                    ============== ==============  ==============  ==============
Investments at Cost................................ $           -- $           --  $    4,450,191  $    1,919,189
                                                    ============== ==============  ==============  ==============
Foreign Currencies at Cost......................... $           -- $           --  $        4,656  $           --
                                                    ============== ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................... $       33,919 $      301,692  $    5,164,678  $    4,901,629
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)...............            220          2,276        (389,673)         32,402
Accumulated Net Realized Gain (Loss)...............            350         (7,491)       (262,590)        (25,450)
Net Unrealized Foreign Exchange Gain (Loss)........             10            119              40              --
Net Unrealized Appreciation (Depreciation).........          8,602         89,921         236,801         667,246
                                                    -------------- --------------  --------------  --------------
NET ASSETS......................................... $       43,101 $      386,517  $    4,749,256  $    5,575,827
                                                    ============== ==============  ==============  ==============

                                                          DFA
                                                     INTERNATIONAL
                                                       SMALL CAP
                                                    VALUE PORTFOLIO*
                                                    ----------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value.............................................              --
Investments at Value (including $0, $0, $195,714,
 $169,934 and $893,768 of securities on loan,
 respectively).....................................  $   14,314,699
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $200,224, $174,718 and $894,767)..................         894,960
Segregated Cash for Futures Contracts..............           5,520
Foreign Currencies at Value........................          81,666
Cash...............................................          97,772
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold....................................          38,009
  Dividends, Interest and Tax Reclaims.............          71,685
  Securities Lending Income........................           2,251
  Fund Shares Sold.................................           5,910
Unrealized Gain on Foreign Currency Contracts......               7
Prepaid Expenses and Other Assets..................             134
                                                     --------------
    Total Assets...................................      15,512,613
                                                     --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.................         894,710
  Investment Securities/Affiliated Investment
   Company Purchased...............................          40,652
  Fund Shares Redeemed.............................           5,588
  Due to Advisor...................................           7,586
  Futures Margin Variation.........................             481
Unrealized Loss on Foreign Currency Contracts......               3
Accrued Expenses and Other Liabilities.............             890
                                                     --------------
    Total Liabilities..............................         949,910
                                                     --------------
NET ASSETS.........................................  $   14,562,703
                                                     ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets
 of $43,101; $386,517; $4,749,256; $5,575,827
 and $14,562,703 and shares outstanding of
 1,393,593; 15,292,635; 952,231,946;
 522,372,529 and 693,253,327, respectively.........  $        21.01
                                                     ==============
NUMBER OF SHARES AUTHORIZED........................   4,600,000,000
                                                     ==============
Investments in Affiliated Investment Companies at
 Cost..............................................  $           --
                                                     ==============
Investments at Cost................................  $   11,975,928
                                                     ==============
Foreign Currencies at Cost.........................  $       82,254
                                                     ==============
NET ASSETS CONSIST OF:
Paid-In Capital....................................  $   11,958,612
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)...............         (27,590)
Accumulated Net Realized Gain (Loss)...............         291,988
Net Unrealized Foreign Exchange Gain (Loss)........              73
Net Unrealized Appreciation (Depreciation).........       2,339,620
                                                     --------------
NET ASSETS.........................................  $   14,562,703
                                                     ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                              INTERNATIONAL                  WORLD EX U.S.    WORLD EX U.S.
                                                              VECTOR EQUITY   WORLD EX U.S.  TARGETED VALUE    CORE EQUITY
                                                               PORTFOLIO*    VALUE PORTFOLIO   PORTFOLIO*      PORTFOLIO*
                                                             --------------  --------------- --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --  $      216,675              --              --
Investments at Value (including $210,226, $0, $12,345,
 $180,374 and $0 of securities on loan, respectively)....... $    2,177,654              --  $      375,699  $    2,171,488
Temporary Cash Investments at Value & Cost..................             --              --              --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $209,180, $0, $9,956,
 $163,878 and $0)...........................................        209,216              --           9,957         163,905
Foreign Currencies at Value.................................          1,173              --           1,726           3,698
Cash........................................................          7,667             216             921          10,802
Receivables:
  Investment Securities Sold................................            664              --             716             584
  Dividends, Interest and Tax Reclaims......................          9,689              --           1,379           7,674
  Securities Lending Income.................................            389              --              37             365
  Fund Shares Sold..........................................          2,082              55             183             963
Unrealized Gain on Foreign Currency Contracts...............              1              --               2              --
Prepaid Expenses and Other Assets...........................             50              11              26              55
                                                             --------------  --------------  --------------  --------------
    Total Assets............................................      2,408,585         216,957         390,646       2,359,534
                                                             --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................        209,175              --           9,955         163,878
  Investment Securities Purchased...........................          3,222              --           2,220           4,617
  Fund Shares Redeemed......................................          1,035              12              70             740
  Due to Advisor............................................            790              58             178             606
Unrealized Loss on Foreign Currency Contracts...............              1              --               1              --
Accrued Expenses and Other Liabilities......................            131               4              82             172
                                                             --------------  --------------  --------------  --------------
    Total Liabilities.......................................        214,354              74          12,506         170,013
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    2,194,231  $      216,883  $      378,140  $    2,189,521
                                                             ==============  ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $2,194,231; $216,883; $378,140; $2,189,521 and
 $449,153 and shares outstanding of 183,057,375;
 19,030,131; 27,726,632; 199,584,395 and 30,600,514,
 respectively............................................... $        11.99  $        11.40  $        13.64  $        10.97
                                                             ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000   1,000,000,000   1,000,000,000   1,500,000,000
                                                             ==============  ==============  ==============  ==============
Investments in Affiliated Investment Companies at
 Cost....................................................... $           --  $      196,174  $           --  $           --
                                                             ==============  ==============  ==============  ==============
Investments at Cost......................................... $    1,872,126  $           --  $      326,299  $    1,988,827
                                                             ==============  ==============  ==============  ==============
Foreign Currencies at Cost.................................. $        1,172  $           --  $        1,719  $        3,706
                                                             ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    1,877,408  $      198,784  $      330,263  $    2,007,781
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         13,057           1,014           1,594          10,827
Accumulated Net Realized Gain (Loss)........................         (1,811)         (3,381)         (3,125)        (11,780)
Net Unrealized Foreign Exchange Gain (Loss).................             12             (35)             --              13
Net Unrealized Appreciation (Depreciation)..................        305,565          20,501          49,408         182,680
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    2,194,231  $      216,883  $      378,140  $    2,189,521
                                                             ==============  ==============  ==============  ==============

                                                               WORLD CORE
                                                                 EQUITY
                                                               PORTFOLIO
                                                             --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................... $      448,671
Investments at Value (including $210,226, $0, $12,345,
 $180,374 and $0 of securities on loan, respectively).......             --
Temporary Cash Investments at Value & Cost..................            322
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $209,180, $0, $9,956,
 $163,878 and $0)...........................................             --
Foreign Currencies at Value.................................             --
Cash........................................................             --
Receivables:
  Investment Securities Sold................................             --
  Dividends, Interest and Tax Reclaims......................             --
  Securities Lending Income.................................             --
  Fund Shares Sold..........................................            351
Unrealized Gain on Foreign Currency Contracts...............             --
Prepaid Expenses and Other Assets...........................             21
                                                             --------------
    Total Assets............................................        449,365
                                                             --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................             --
  Investment Securities Purchased...........................            161
  Fund Shares Redeemed......................................             27
  Due to Advisor............................................             19
Unrealized Loss on Foreign Currency Contracts...............             --
Accrued Expenses and Other Liabilities......................              5
                                                             --------------
    Total Liabilities.......................................            212
                                                             --------------
NET ASSETS.................................................. $      449,153
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $2,194,231; $216,883; $378,140; $2,189,521 and
 $449,153 and shares outstanding of 183,057,375;
 19,030,131; 27,726,632; 199,584,395 and 30,600,514,
 respectively............................................... $        14.68
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000
                                                             ==============
Investments in Affiliated Investment Companies at
 Cost....................................................... $      399,517
                                                             ==============
Investments at Cost......................................... $           --
                                                             ==============
Foreign Currencies at Cost.................................. $           --
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $      403,336
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................            (33)
Accumulated Net Realized Gain (Loss)........................         (3,304)
Net Unrealized Foreign Exchange Gain (Loss).................             --
Net Unrealized Appreciation (Depreciation)..................         49,154
                                                             --------------
NET ASSETS.................................................. $      449,153
                                                             ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                     SELECTIVELY
                                                    HEDGED GLOBAL     EMERGING        EMERGING        EMERGING
                                                       EQUITY          MARKETS      MARKETS SMALL   MARKETS VALUE
                                                      PORTFOLIO       PORTFOLIO     CAP PORTFOLIO     PORTFOLIO
                                                   --------------  --------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................ $      317,176  $    5,688,367  $    6,505,830  $   17,986,995
Investments at Value (including $0, $0, $0, $0
 and $1,859,446 of securities on loan,
 respectively)....................................             --              --              --              --
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $0, $0 and $1,095,684)...........................             --              --              --              --
Segregated Cash for Futures Contracts.............            830              --              --              --
Foreign Currencies at Value.......................             --              --              --              --
Cash..............................................         19,617              --              --              --
Receivables:
 Investment Securities/Affiliated Investment
   Companies Sold.................................             --              --              --              --
 Dividends, Interest and Tax Reclaims.............             --              --              --              --
 Securities Lending Income........................             --              --              --              --
 Fund Shares Sold.................................            727           5,047           3,371           5,516
Unrealized Gain on Forward Currency Contracts.....            207              --              --              --
Unrealized Gain on Foreign Currency Contracts.....             --              --              --              --
Prepaid Expenses and Other Assets.................             13              58              51              80
                                                   --------------  --------------  --------------  --------------
    Total Assets..................................        338,570       5,693,472       6,509,252      17,992,591
                                                   --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned.................             --              --              --              --
 Investment Securities/Affiliated Investment
   Companies Purchased............................            370              --              --              --
 Fund Shares Redeemed.............................             23           3,662           2,610          13,942
 Due to Advisor...................................             11           1,472           2,366           5,866
 Futures Margin Variation.........................             46              --              --              --
Unrealized Loss on Forward Currency Contracts.....            318              --              --              --
Unrealized Loss on Foreign Currency Contracts.....             --              --              --              --
Accrued Expenses and Other Liabilities............              9             218             179             681
                                                   --------------  --------------  --------------  --------------
    Total Liabilities.............................            777           5,352           5,155          20,489
                                                   --------------  --------------  --------------  --------------
NET ASSETS........................................ $      337,793  $    5,688,120  $    6,504,097  $   17,972,102
                                                   ==============  ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0;
 $0; $24,119 and $0 and shares outstanding of 0;
 0; 0; 880,642 and 0, respectively................            N/A             N/A             N/A  $        27.39
                                                   ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................            N/A             N/A             N/A     200,000,000
                                                   ==============  ==============  ==============  ==============
Institutional Class Shares -- based on net assets
 of $337,793; $5,688,120; $6,504,097; $17,947,983
 and $22,299,430 and shares outstanding of
 22,475,170; 217,226,559; 301,548,953;
 651,352,264 and 1,110,693,339, respectively...... $        15.03  $        26.19  $        21.57  $        27.55
                                                   ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................  1,000,000,000   1,500,000,000   1,500,000,000   3,000,000,000
                                                   ==============  ==============  ==============  ==============
Investments in Affiliated Investment Companies at
 Cost............................................. $      270,709  $    4,238,393  $    5,780,416  $   16,897,664
                                                   ==============  ==============  ==============  ==============
Investments at Cost............................... $           --  $           --  $           --  $           --
                                                   ==============  ==============  ==============  ==============
Foreign Currencies at Cost........................ $           --  $           --  $           --  $           --
                                                   ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $      288,855  $    4,470,840  $    5,782,823  $   18,398,556
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)..........................................             45           6,345         (16,108)        (31,904)
Accumulated Net Realized Gain (Loss)..............          2,374        (239,042)         11,922      (1,484,043)
Net Unrealized Foreign Exchange Gain (Loss).......           (111)              3              46             162
Net Unrealized Appreciation (Depreciation)........         46,630       1,449,974         725,414       1,089,331
                                                   --------------  --------------  --------------  --------------
NET ASSETS........................................ $      337,793  $    5,688,120  $    6,504,097  $   17,972,102
                                                   ==============  ==============  ==============  ==============

                                                      EMERGING
                                                    MARKETS CORE
                                                       EQUITY
                                                     PORTFOLIO*
                                                   --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................             --
Investments at Value (including $0, $0, $0, $0
 and $1,859,446 of securities on loan,
 respectively).................................... $   21,998,982
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $0, $0 and $1,095,684)...........................      1,095,915
Segregated Cash for Futures Contracts.............          7,865
Foreign Currencies at Value.......................         88,495
Cash..............................................        193,057
Receivables:
 Investment Securities/Affiliated Investment
   Companies Sold.................................         22,609
 Dividends, Interest and Tax Reclaims.............         23,047
 Securities Lending Income........................          5,172
 Fund Shares Sold.................................         28,427
Unrealized Gain on Forward Currency Contracts.....             --
Unrealized Gain on Foreign Currency Contracts.....              3
Prepaid Expenses and Other Assets.................            196
                                                   --------------
    Total Assets..................................     23,463,768
                                                   --------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned.................      1,095,654
 Investment Securities/Affiliated Investment
   Companies Purchased............................         51,000
 Fund Shares Redeemed.............................          7,353
 Due to Advisor...................................          8,662
 Futures Margin Variation.........................            267
Unrealized Loss on Forward Currency Contracts.....             --
Unrealized Loss on Foreign Currency Contracts.....             24
Accrued Expenses and Other Liabilities............          1,378
                                                   --------------
    Total Liabilities.............................      1,164,338
                                                   --------------
NET ASSETS........................................ $   22,299,430
                                                   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0;
 $0; $24,119 and $0 and shares outstanding of 0;
 0; 0; 880,642 and 0, respectively................            N/A
                                                   ==============
NUMBER OF SHARES AUTHORIZED.......................            N/A
                                                   ==============
Institutional Class Shares -- based on net assets
 of $337,793; $5,688,120; $6,504,097; $17,947,983
 and $22,299,430 and shares outstanding of
 22,475,170; 217,226,559; 301,548,953;
 651,352,264 and 1,110,693,339, respectively...... $        20.08
                                                   ==============
NUMBER OF SHARES AUTHORIZED.......................  5,000,000,000
                                                   ==============
Investments in Affiliated Investment Companies at
 Cost............................................. $           --
                                                   ==============
Investments at Cost............................... $   19,240,216
                                                   ==============
Foreign Currencies at Cost........................ $       88,740
                                                   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $   20,398,507
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)..........................................         44,770
Accumulated Net Realized Gain (Loss)..............       (905,520)
Net Unrealized Foreign Exchange Gain (Loss).......             99
Net Unrealized Appreciation (Depreciation)........      2,761,574
                                                   --------------
NET ASSETS........................................ $   22,299,430
                                                   ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                     ENHANCED
                                                                    U.S. LARGE U.S. LARGE U.S. LARGE  U.S. TARGETED
                                                                     COMPANY   CAP EQUITY CAP VALUE       VALUE
                                                                    PORTFOLIO# PORTFOLIO# PORTFOLIO*   PORTFOLIO#
                                                                    ---------- ---------- ----------  -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends......................................................  $    --    $     --  $  219,975   $       --
    Income from Securities Lending.................................       --          --       1,085           --
    Expenses Allocated from Affiliated Investment Company..........       --          --     (10,911)          --
                                                                     -------    --------  ----------   ----------
     Total Net Investment Income Received from Affiliated
      Investment Company...........................................       --          --     210,149           --
                                                                     -------    --------  ----------   ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $1, $0 and $34,
   respectively)...................................................  $    --    $  9,153  $       --   $   68,372
  Interest.........................................................    1,672          --          --           --
  Income from Securities Lending...................................        7          77          --        2,516
                                                                     -------    --------  ----------   ----------
     Total Investment Income.......................................    1,679       9,230          --       70,888
                                                                     -------    --------  ----------   ----------
FUND EXPENSES
  Investment Management Fees.......................................      250         712      24,707       16,427
  Accounting & Transfer Agent Fees.................................        9          30         167          259
  S&P 500(R) Fees..................................................        4          --          --           --
  Custodian Fees...................................................        4           7          --           58
  Shareholder Servicing Fees
    Class R1 Shares................................................       --          --          --           24
    Class R2 Shares................................................       --          --          --          216
  Filing Fees......................................................       16          26         127           76
  Shareholders' Reports............................................        3           8         190          140
  Directors'/Trustees' Fees & Expenses.............................        1           5          95           46
  Professional Fees................................................        2           7          17           65
  Other............................................................        5          21          47          123
                                                                     -------    --------  ----------   ----------
     Total Expenses................................................      294         816      25,350       17,434
                                                                     -------    --------  ----------   ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)..............................      (18)         --      (9,883)          --
  Fees Paid Indirectly (Note C)....................................       (4)         --          --           --
                                                                     -------    --------  ----------   ----------
  Net Expenses.....................................................      272         816      15,467       17,434
                                                                     -------    --------  ----------   ----------
  NET INVESTMENT INCOME (LOSS).....................................    1,407       8,414     194,682       53,454
                                                                     -------    --------  ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................................     (237)      2,571     652,478      396,371
    Futures........................................................   27,341          --      12,107       11,155
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.....................       68     110,709   1,831,911      872,409
    Futures........................................................    2,744           1       4,884        2,557
                                                                     -------    --------  ----------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..........................   29,916     113,281   2,501,380    1,282,492
                                                                     -------    --------  ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................  $31,323    $121,695  $2,696,062   $1,335,946
                                                                     =======    ========  ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)


                                                                       U.S. SMALL U.S. CORE  U.S. CORE  U.S. VECTOR
                                                                       CAP VALUE  EQUITY 1   EQUITY 2     EQUITY
                                                                       PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO
                                                                       ---------- ---------- ---------- -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $50, $30, $35 and $10,
   respectively)#..................................................... $   94,623 $  153,647 $  168,821  $ 34,825
  Income from Securities Lending......................................      3,278      4,075      4,803     1,210
                                                                       ---------- ---------- ----------  --------
     Total Investment Income..........................................     97,901    157,722    173,624    36,035
                                                                       ---------- ---------- ----------  --------
EXPENSES
  Investment Management Fees..........................................     35,532     14,449     18,881     6,403
  Accounting & Transfer Agent Fees....................................        415        468        526       127
  Custodian Fees......................................................         95         89         97        26
  Filing Fees.........................................................        121        172        127        35
  Shareholders' Reports...............................................        161        107        129        52
  Directors'/Trustees' Fees & Expenses................................         71         81         91        21
  Professional Fees...................................................        103        118        133        31
  Other...............................................................        192        219        248        58
                                                                       ---------- ---------- ----------  --------
     Total Expenses...................................................     36,690     15,703     20,232     6,753
                                                                       ---------- ---------- ----------  --------
  NET INVESTMENT INCOME (LOSS)........................................     61,211    142,019    153,392    29,282
                                                                       ---------- ---------- ----------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**......................................    709,314     30,001     60,806    63,503
    Futures...........................................................     20,973     10,576     12,375     2,950
    In-Kind Redemptions...............................................     79,386         --         --        --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.............................................  1,361,435  2,068,820  2,303,338   527,084
    Futures...........................................................      5,136      3,553      4,911     1,125
                                                                       ---------- ---------- ----------  --------
  NET REALIZED AND UNREALIZED GAIN (LOSS).............................  2,176,244  2,112,950  2,381,430   594,662
                                                                       ---------- ---------- ----------  --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $2,237,455 $2,254,969 $2,534,822  $623,944
                                                                       ========== ========== ==========  ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                               DFA REAL
                                                                        U.S. SMALL U.S. MICRO   ESTATE     LARGE CAP
                                                                           CAP        CAP     SECURITIES INTERNATIONAL
                                                                        PORTFOLIO  PORTFOLIO  PORTFOLIO    PORTFOLIO
                                                                        ---------- ---------- ---------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $29, $4, $0 and $4,983,
   respectively)#...................................................... $  102,667  $ 35,567   $168,017    $ 52,179
  Income from Securities Lending.......................................      7,041     2,101        591       1,398
                                                                        ----------  --------   --------    --------
     Total Investment Income...........................................    109,708    37,668    168,608      53,577
                                                                        ----------  --------   --------    --------
EXPENSES
  Investment Management Fees...........................................     25,932    14,226      6,375       4,357
  Accounting & Transfer Agent Fees.....................................        420       176        217         126
  Custodian Fees.......................................................         91        42         39         178
  Filing Fees..........................................................         99        41         70          31
  Shareholders' Reports................................................        142        62        111          62
  Directors'/Trustees' Fees & Expenses.................................         72        28         37          18
  Professional Fees....................................................        103        42         57          34
  Other................................................................        192        80         99          69
                                                                        ----------  --------   --------    --------
     Total Expenses....................................................     27,051    14,697      7,005       4,875
                                                                        ----------  --------   --------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)..................................         --        --       (254)       (141)
  Fees Paid Indirectly (Note C)........................................         --        --         --        (132)
                                                                        ----------  --------   --------    --------
  Net Expenses.........................................................     27,051    14,697      6,751       4,602
                                                                        ----------  --------   --------    --------
  NET INVESTMENT INCOME (LOSS).........................................     82,657    22,971    161,857      48,975
                                                                        ----------  --------   --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.......................................    468,794   283,979    (21,717)     11,853
    Futures............................................................     11,882     6,138      5,170       1,906
    Foreign Currency Transactions......................................         --        --         --        (899)
    In-Kind Redemptions................................................    125,200        --         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................  1,581,604   652,854    118,073     346,444
    Futures............................................................      6,700     2,384      2,226       1,452
    Translation of Foreign Currency Denominated Amounts................         --        --         --         346
                                                                        ----------  --------   --------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..............................  2,194,180   945,355    103,752     361,102
                                                                        ----------  --------   --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........ $2,276,837  $968,326   $265,609    $410,077
                                                                        ==========  ========   ========    ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                           INTERNATIONAL                 JAPANESE  ASIA PACIFIC
                                                             INTERNATIONAL     SMALL      GLOBAL SMALL    SMALL       SMALL
                                                              CORE EQUITY     COMPANY       COMPANY      COMPANY     COMPANY
                                                              PORTFOLIO#    PORTFOLIO*   PORTFOLIO (A)* PORTFOLIO*  PORTFOLIO*
                                                             ------------- ------------- -------------- ---------- ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated
   Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0,
    $11,583, $3, $633 and $84, respectively)................  $       --    $  133,511        $ 26       $ 5,776     $ 3,674
   Income from Securities Lending...........................          --        13,856           3           551         392
   Expenses Allocated from Affiliated Investment
    Companies...............................................          --        (6,538)         (1)         (318)       (168)
  Income Distributions Received from Affiliated Investment
   Companies................................................          --           239           8            --          --
                                                              ----------    ----------        ----       -------     -------
     Total Net Investment Income Received from
      Affiliated Investment Companies.......................          --       141,068          36         6,009       3,898
                                                              ----------    ----------        ----       -------     -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $23,093,
   $0, $0, $0 and $0, respectively).........................     249,096            --          --            --          --
  Income from Securities Lending............................      13,832            --          --            --          --
                                                              ----------    ----------        ----       -------     -------
     Total Investment Income................................     262,928            --          --            --          --
                                                              ----------    ----------        ----       -------     -------
FUND EXPENSES
  Investment Management Fees................................      29,668        21,562           8         1,266         644
  Accounting & Transfer Agent Fees..........................         541            60           1             3           2
  Custodian Fees............................................         935             2           1            --          --
  Filing Fees...............................................         179           111           1            10          11
  Shareholders' Reports.....................................         182           133          --             3           3
  Directors'/Trustees' Fees & Expenses......................          87            52          --             2           1
  Professional Fees.........................................         163            31          --             1          --
  Organizational & Offering Costs...........................          --            --           9            --          --
  Other.....................................................         306            36          --             2          --
                                                              ----------    ----------        ----       -------     -------
     Total Expenses.........................................      32,061        21,987          20         1,287         661
                                                              ----------    ----------        ----       -------     -------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C).................................................      (2,081)           --         (16)         (253)       (129)
  Fees Paid Indirectly (Note C).............................        (799)           --          --            --          --
                                                              ----------    ----------        ----       -------     -------
  Net Expenses..............................................      29,181        21,987           4         1,034         532
                                                              ----------    ----------        ----       -------     -------
  NET INVESTMENT INCOME (LOSS)..............................     233,747       119,081          32         4,975       3,366
                                                              ----------    ----------        ----       -------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.............................     (44,503)      117,973          12         4,995       4,278
   Futures..................................................      14,372         5,651          (1)           --          --
   Foreign Currency Transactions............................      (4,031)       (2,047)         --          (381)        (76)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............   1,942,368     1,071,748          (2)       23,816       4,656
   Affiliated Investment Companies Shares...................          --            --         347            --          --
   Futures..................................................       4,105         4,157          --             1          --
   Translation of Foreign Currency Denominated
    Amounts.................................................       1,680         1,021          --           115          (3)
                                                              ----------    ----------        ----       -------     -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................   1,913,991     1,198,503         356        28,546       8,855
                                                              ----------    ----------        ----       -------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $2,147,738    $1,317,584        $388       $33,521     $12,221
                                                              ==========    ==========        ====       =======     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.
(a)The Portfolio commenced operations on January 18, 2017.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                     UNITED                    DFA                       DFA
                                                                    KINGDOM   CONTINENTAL INTERNATIONAL DFA GLOBAL  INTERNATIONAL
                                                                     SMALL       SMALL     REAL ESTATE  REAL ESTATE   SMALL CAP
                                                                    COMPANY     COMPANY    SECURITIES   SECURITIES      VALUE
                                                                   PORTFOLIO* PORTFOLIO*   PORTFOLIO#   PORTFOLIO#   PORTFOLIO#
                                                                   ---------- ----------- ------------- ----------- -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Company:
   Dividends (Net of Foreign Taxes Withheld of $1, $523, $0,
    $0 and $0, respectively)......................................   $  755     $ 3,531     $     --     $     --    $       --
   Income from Securities Lending.................................       11         512           --           --            --
   Expenses Allocated from Affiliated Investment Company..........      (23)       (201)          --           --            --
  Income Distributions Received from Affiliated Investment
   Companies......................................................       --          --           --      160,849            --
                                                                     ------     -------     --------     --------    ----------
    Total Net Investment Income Received from Affiliated
     Investment Company...........................................      743       3,842           --      160,849            --
                                                                     ------     -------     --------     --------    ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $10,768,
   $0 and $13,215, respectively)..................................       --          --       89,904       39,852       154,442
  Income from Securities Lending..................................       --          --        1,416          188        10,927
                                                                     ------     -------     --------     --------    ----------
    Total Fund Investment Income..................................       --          --       91,320       40,040       165,369
                                                                     ------     -------     --------     --------    ----------
FUND EXPENSES
  Investment Management Fees......................................       98         814        5,315        5,105        43,908
  Accounting & Transfer Agent Fees................................        2           3          135           79           401
  Custodian Fees..................................................       --          --          244           14           915
  Filing Fees.....................................................       16          24           42           75            86
  Shareholders' Reports...........................................        1           4           55          101           174
  Directors'/Trustees' Fees & Expenses............................       --           2           20           25            66
  Professional Fees...............................................        1          --           38           21           118
  Other...........................................................       --          --           72           27           243
                                                                     ------     -------     --------     --------    ----------
    Total Expenses................................................      118         847        5,921        5,447        45,911
                                                                     ------     -------     --------     --------    ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)......................      (26)       (163)          --       (3,138)           --
  Fees Paid Indirectly (Note C)...................................       --          --         (155)          --          (233)
                                                                     ------     -------     --------     --------    ----------
  Net Expenses....................................................       92         684        5,766        2,309        45,678
                                                                     ------     -------     --------     --------    ----------
  NET INVESTMENT INCOME (LOSS)....................................      651       3,158       85,554      198,580       119,691
                                                                     ------     -------     --------     --------    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................       --          --           --       14,569            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**...................................      559       3,117      (24,204)         426       306,161
   Affiliated Investment Companies Shares Sold....................       --          --           --       (1,562)           --
   Futures........................................................       --          --        3,760          222         8,861
   Foreign Currency Transactions..................................       (3)         29         (253)           3        (4,809)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.....................    6,241      52,027      104,882      (29,277)    1,265,279
   Futures........................................................       --          --          553           --         4,697
   Translation of Foreign Currency Denominated Amounts............        8           6          404           --         1,606
                                                                     ------     -------     --------     --------    ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................    6,805      55,179       85,142      (15,619)    1,581,795
                                                                     ------     -------     --------     --------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................   $7,456     $58,337     $170,696     $182,961    $1,701,486
                                                                     ======     =======     ========     ========    ==========

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                    WORLD EX U.S.
                                                        INTERNATIONAL WORLD EX U.S.   TARGETED    WORLD EX U.S. WORLD CORE
                                                        VECTOR EQUITY     VALUE         VALUE      CORE EQUITY    EQUITY
                                                         PORTFOLIO#    PORTFOLIO*    PORTFOLIO#    PORTFOLIO#   PORTFOLIO
                                                        ------------- ------------- ------------- ------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated
   Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0,
    $228, $0, $0 and $0, respectively).................   $     --       $ 2,433       $    --      $     --     $    --
   Income from Securities Lending......................         --            98            --            --          --
   Expenses Allocated from Affiliated Investment
    Companies..........................................         --          (175)           --            --          --
  Income Distributions Received from Affiliated
   Investment Companies................................         --           170            --            --       3,426
                                                          --------       -------       -------      --------     -------
    Total Net Investment Income Received from
     Affiliated Investment Companies...................         --         2,526            --            --       3,426
                                                          --------       -------       -------      --------     -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $2,424,
   $0, $303, $2,232 and $0, respectively)..............     26,142            --         3,302        22,527           1
  Income from Securities Lending.......................      1,751            --           154         1,511          --
                                                          --------       -------       -------      --------     -------
    Total Investment Income............................     27,893            --         3,456        24,038           1
                                                          --------       -------       -------      --------     -------
FUND EXPENSES
  Investment Management Fees...........................      4,454           470           929         3,473         614
  Accounting & Transfer Agent Fees.....................         68             2            15            62           3
  Custodian Fees.......................................        126            --           121           285          --
  Filing Fees..........................................         36             9            22            32          21
  Shareholders' Reports................................         36             2             3            30           2
  Directors'/Trustees' Fees & Expenses.................          9             1             1             9           2
  Professional Fees....................................         18             3            12            28           3
  Other................................................         42             2            12            36          --
                                                          --------       -------       -------      --------     -------
    Total Expenses.....................................      4,789           489         1,115         3,955         645
                                                          --------       -------       -------      --------     -------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)............................................         --          (224)           --           (69)       (509)
  Fees Paid Indirectly (Note C)........................        (30)           --            (5)          (57)         --
                                                          --------       -------       -------      --------     -------
  Net Expenses.........................................      4,759           265         1,110         3,829         136
                                                          --------       -------       -------      --------     -------
  NET INVESTMENT INCOME (LOSS).........................     23,134         2,261         2,346        20,209       3,291
                                                          --------       -------       -------      --------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................         --           653            --            --         898
  Net Realized Gain (Loss) on:
   Investment Securities Sold**........................       (658)         (821)        5,191           848        (436)
   Futures.............................................        158           125            --             2          --
   Foreign Currency Transactions.......................       (394)          (32)          (54)         (396)         --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..........    212,999        20,446        35,582       191,232          (1)
   Affiliated Investment Companies Shares..............         --          (148)           --            --      46,422
   Futures.............................................         --            73            --            --          --
   Translation of Foreign Currency Denominated
    Amounts............................................        196            13            22           129          --
                                                          --------       -------       -------      --------     -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..............    212,301        20,309        40,741       191,815      46,883
                                                          --------       -------       -------      --------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.......................................   $235,435       $22,570       $43,087      $212,024     $50,174
                                                          ========       =======       =======      ========     =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                    SELECTIVELY              EMERGING   EMERGING     EMERGING
                                                                      HEDGED      EMERGING   MARKETS    MARKETS    MARKETS CORE
                                                                   GLOBAL EQUITY  MARKETS   SMALL CAP    VALUE        EQUITY
                                                                    PORTFOLIO*   PORTFOLIO* PORTFOLIO* PORTFOLIO*   PORTFOLIO#
                                                                   ------------- ---------- ---------- ----------  ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $5,398,
    $4,262, $16,476 and $0, respectively).........................    $    --     $ 41,595   $ 38,733  $  135,744   $       --
   Interest.......................................................         --           10         51          13           --
   Income from Securities Lending.................................         --        2,051     21,381      11,652           --
   Expenses Allocated from Affiliated Investment Companies........         --       (3,763)    (7,371)    (12,761)          --
  Income Distributions Received from Affiliated Investment
   Companies......................................................      2,303           --         --          --           --
                                                                      -------     --------   --------  ----------   ----------
    Total Net Investment Income Received from Affiliated
     Investment Companies.........................................      2,303       39,893     52,794     134,648           --
                                                                      -------     --------   --------  ----------   ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and
   $19,700, respectively).........................................         38           --         --          --      152,254
  Income from Securities Lending..................................         --           --         --          --       25,846
                                                                      -------     --------   --------  ----------   ----------
    Total Fund Investment Income..................................         38           --         --          --      178,100
                                                                      -------     --------   --------  ----------   ----------
FUND EXPENSES
  Investment Management Fees......................................        468       12,007     18,595      41,723       50,486
  Accounting & Transfer Agent Fees................................          3           30         32          69          557
  Custodian Fees..................................................         --           --         --          --        3,991
  Shareholder Servicing Fees
   Class R2 Shares................................................         --           --         --          93           --
  Filing Fees.....................................................         11           50         44         106          126
  Shareholders' Reports...........................................          3           77         54         133          229
  Directors'/Trustees' Fees & Expenses............................          2           24         27          80           91
  Professional Fees...............................................          2            5          5          15          247
  Other...........................................................          2           12         15          42          314
                                                                      -------     --------   --------  ----------   ----------
    Total Expenses................................................        491       12,205     18,772      42,261       56,041
                                                                      -------     --------   --------  ----------   ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)......................       (427)      (2,551)    (5,722)         --       (1,506)
  Fees Waived, (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)
   Institutional Class Shares.....................................         --           --         --      (8,307)          --
   Class R2 Shares................................................         --           --         --         (37)          --
  Fees Paid Indirectly (Note C)...................................         --           --         --          --         (568)
                                                                      -------     --------   --------  ----------   ----------
  Net Expenses....................................................         64        9,654     13,050      33,917       53,967
                                                                      -------     --------   --------  ----------   ----------
  NET INVESTMENT INCOME (LOSS)....................................      2,277       30,239     39,744     100,731      124,133
                                                                      -------     --------   --------  ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................        894           --         --          --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**...................................       (578)     (19,102)    16,761    (434,056)    (114,322)
   Futures........................................................      1,472        2,394      3,141       8,408       14,114
   Foreign Currency Transactions..................................         --          114        755       3,586       (2,003)
   Forward Currency Contracts.....................................      1,881           --         --          --           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.....................         --      467,837    535,791   2,175,373    1,890,406
   Affiliated Investment Companies Shares.........................     33,263           --         --          --           --
   Futures........................................................        511        1,766        753       3,185        6,261
   Translation of Foreign Currency Denominated Amounts............         --          (57)       (68)        (50)         (67)
   Forward Currency Contracts.....................................       (760)          --         --          --           --
                                                                      -------     --------   --------  ----------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................     36,683      452,952    557,133   1,756,446    1,794,389
                                                                      -------     --------   --------  ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................    $38,960     $483,191   $596,877  $1,857,177   $1,918,522
                                                                      =======     ========   ========  ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $144 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)


                                            ENHANCED U.S. LARGE  U.S. LARGE CAP EQUITY    U.S. LARGE CAP VALUE
                                             COMPANY PORTFOLIO         PORTFOLIO                PORTFOLIO
                                           --------------------  ---------------------  ------------------------
                                           SIX MONTHS    YEAR    SIX MONTHS     YEAR    SIX MONTHS       YEAR
                                              ENDED     ENDED       ENDED      ENDED       ENDED        ENDED
                                            APRIL 30,  OCT. 31,   APRIL 30,   OCT. 31,   APRIL 30,     OCT. 31,
                                              2017       2016       2017        2016       2017          2016
                                           ----------- --------  ----------- ---------  -----------  -----------
                                           (UNAUDITED)           (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............  $  1,407   $  1,670  $    8,414  $  15,047  $   194,682  $   363,236
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........      (237)       (59)      2,571     (9,470)     652,478      447,750
    Futures...............................    27,341      7,848          --         --       12,107       17,635
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................        68        118     110,709     22,964    1,831,911      (11,625)
    Futures...............................     2,744       (557)          1         --        4,884       (3,292)
                                            --------   --------  ----------  ---------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    31,323      9,020     121,695     28,541    2,696,062      813,704
                                            --------   --------  ----------  ---------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............    (1,256)    (1,417)     (9,076)   (14,431)    (179,198)    (357,227)
  Net Short-Term Gains:
    Institutional Class Shares............    (2,722)    (3,529)         --         --           --           --
  Net Long-Term Gains:
    Institutional Class Shares............    (4,088)    (9,801)         --         --     (446,140)    (643,970)
                                            --------   --------  ----------  ---------  -----------  -----------
     Total Distributions..................    (8,066)   (14,747)     (9,076)   (14,431)    (625,338)  (1,001,197)
                                            --------   --------  ----------  ---------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................    39,475     73,655     197,414    301,960    2,672,157    4,078,939
  Shares Issued in Lieu of Cash
   Distributions..........................     7,501     13,002       8,737     14,259      584,187      935,970
  Shares Redeemed.........................   (52,296)   (46,158)   (128,880)  (178,150)  (1,946,229)  (2,962,098)
                                            --------   --------  ----------  ---------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    (5,320)    40,499      77,271    138,069    1,310,115    2,052,811
                                            --------   --------  ----------  ---------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................    17,937     34,772     189,890    152,179    3,380,839    1,865,318
NET ASSETS
  Beginning of Period.....................   238,413    203,641     851,323    699,144   17,673,253   15,807,935
                                            --------   --------  ----------  ---------  -----------  -----------
  End of Period...........................  $256,350   $238,413  $1,041,213  $ 851,323  $21,054,092  $17,673,253
                                            ========   ========  ==========  =========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...........................     3,036      6,113      13,834     24,003       74,712      131,035
  Shares Issued in Lieu of Cash
   Distributions..........................       591      1,111         612      1,116       16,428       29,906
  Shares Redeemed.........................    (4,009)    (3,945)     (9,069)   (14,319)     (54,557)     (94,466)
                                            --------   --------  ----------  ---------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..........      (382)     3,279       5,377     10,800       36,583       66,475
                                            ========   ========  ==========  =========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME).......................  $    352   $    201  $    1,225  $   1,887  $    34,467  $    18,983

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                 U.S. TARGETED VALUE      U.S. SMALL CAP VALUE
                                                      PORTFOLIO                 PORTFOLIO         U.S. CORE EQUITY 1 PORTFOLIO
                                              ------------------------  ------------------------  ---------------------------
                                              SIX MONTHS       YEAR     SIX MONTHS       YEAR     SIX MONTHS         YEAR
                                                 ENDED        ENDED        ENDED        ENDED        ENDED          ENDED
                                               APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,    APRIL 30,       OCT. 31,
                                                 2017          2016        2017          2016        2017            2016
                                              -----------  -----------  -----------  -----------  -----------    -----------
                                              (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............... $    53,454  $    93,044  $    61,211  $   122,969  $   142,019    $   261,444
  Net Realized Gain (Loss) on:
   Investment Securities Sold*...............     396,371      310,791      709,314      533,632       30,001         71,932
   Futures...................................      11,155        6,695       20,973       42,945       10,576         14,545
   In-Kind Redemptions.......................          --           --       79,386           --           --             --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities.....................     872,409      (32,158)   1,361,435      (45,822)   2,068,820        193,308
   Futures...................................       2,557       (2,039)       5,136       (3,946)       3,553         (3,224)
                                              -----------  -----------  -----------  -----------   -----------   -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations...............   1,335,946      376,333    2,237,455      649,778    2,254,969        538,005
                                              -----------  -----------  -----------  -----------   -----------   -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares...........................        (241)        (462)          --           --           --             --
   Class R2 Shares...........................        (808)      (1,837)          --           --           --             --
   Institutional Class Shares................     (49,959)     (92,387)     (55,980)    (122,993)    (156,030)      (253,050)
  Net Short-Term Gains:
   Class R1 Shares...........................         (75)         (54)          --           --           --             --
   Class R2 Shares...........................        (304)        (202)          --           --           --             --
   Institutional Class Shares................     (15,806)      (9,668)          --           --           --             --
  Net Long-Term Gains:
   Class R1 Shares...........................      (1,310)      (1,571)          --           --           --             --
   Class R2 Shares...........................      (5,296)      (5,836)          --           --           --             --
   Institutional Class Shares................    (275,712)    (279,118)    (533,287)    (487,348)     (71,615)      (160,152)
                                              -----------  -----------  -----------  -----------   -----------   -----------
    Total Distributions......................    (349,511)    (391,135)    (589,267)    (610,341)    (227,645)      (413,202)
                                              -----------  -----------  -----------  -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued..............................   1,635,245    1,989,566    1,660,803    2,855,521    2,563,876      3,836,889
  Shares Issued in Lieu of Cash
   Distributions.............................     322,721      363,680      533,141      547,459      217,685        394,137
  Shares Redeemed............................  (1,360,947)  (1,433,622)  (2,163,977)  (2,509,494)  (1,423,543)    (2,671,444)
                                              -----------  -----------  -----------  -----------   -----------   -----------
    Net Increase (Decrease) from Capital
     Share Transactions......................     597,019      919,624       29,967      893,486    1,358,018      1,559,582
                                              -----------  -----------  -----------  -----------   -----------   -----------
    Total Increase (Decrease) in Net
     Assets..................................   1,583,454      904,822    1,678,155      932,923    3,385,342      1,684,385
NET ASSETS
  Beginning of Period........................   8,068,289    7,163,467   12,613,185   11,680,262   14,960,159     13,275,774
                                              -----------  -----------  -----------  -----------   -----------   -----------
  End of Period.............................. $ 9,651,743  $ 8,068,289  $14,291,340  $12,613,185  $18,345,501    $14,960,159
                                              ===========  ===========  ===========  ===========   ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued..............................      68,077       99,453       44,747       94,286      130,428        221,794
  Shares Issued in Lieu of Cash
   Distributions.............................      13,315       18,127       14,108       17,740       11,099         22,712
  Shares Redeemed............................     (56,715)     (70,370)     (58,128)     (79,957)     (72,342)      (154,875)
                                              -----------  -----------  -----------  -----------   -----------   -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed.....................      24,677       47,210          727       32,069       69,185         89,631
                                              ===========  ===========  ===========  ===========   ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)..................................... $     3,863  $     1,417  $     3,460  $    (1,771) $    19,633    $    33,644

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)


                                       U.S. CORE EQUITY 2 PORTFOLIO U.S. VECTOR EQUITY PORTFOLIO U.S. SMALL CAP PORTFOLIO
                                       ---------------------------  ---------------------------  ------------------------
                                       SIX MONTHS         YEAR      SIX MONTHS        YEAR       SIX MONTHS       YEAR
                                          ENDED          ENDED         ENDED         ENDED          ENDED        ENDED
                                        APRIL 30,       OCT. 31,     APRIL 30,      OCT. 31,      APRIL 30,     OCT. 31,
                                          2017            2016         2017           2016          2017          2016
                                       -----------    -----------   -----------     ----------   -----------  -----------
                                       (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........ $   153,392    $   293,351   $   29,282     $   59,961    $    82,657  $   135,557
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.......      60,806        110,911       63,503        103,375        468,794      362,082
    Futures...........................      12,375         16,424        2,950          3,911         11,882       18,220
    In-Kind Redemptions...............          --             --           --             --        125,200           --
  Change in Unrealized
   Appreciation (Depreciation) of:
    Investment Securities.............   2,303,338        180,375      527,084        (37,035)     1,581,604       11,454
    Futures...........................       4,911         (3,630)       1,125           (835)         6,700       (4,290)
                                        -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) in
      Net Assets Resulting from
      Operations......................   2,534,822        597,431      623,944        129,377      2,276,837      523,023
                                        -----------   -----------   ----------      ----------   -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares........    (158,282)      (281,321)     (25,944)       (59,624)       (79,187)    (133,998)
  Net Short-Term Gains:
    Institutional Class Shares........          --             --         (202)            --        (12,822)      (1,951)
  Net Long-Term Gains:
    Institutional Class Shares........    (122,469)      (296,061)    (101,959)      (119,588)      (343,192)    (503,176)
                                        -----------   -----------   ----------      ----------   -----------  -----------
     Total Distributions..............    (280,751)      (577,382)    (128,105)      (179,212)      (435,201)    (639,125)
                                        -----------   -----------   ----------      ----------   -----------  -----------
Capital Share Transactions (1):
  Shares Issued.......................   2,238,177      3,614,827      477,722        802,042      2,209,997    3,878,897
  Shares Issued in Lieu of Cash
   Distributions......................     277,642        569,820      126,559        177,958        412,088      601,644
  Shares Redeemed.....................  (1,362,577)    (2,554,214)    (481,201)      (759,047)    (1,720,682)  (2,003,782)
                                        -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions......   1,153,242      1,630,433      123,080        220,953        901,403    2,476,759
                                        -----------   -----------   ----------      ----------   -----------  -----------
     Total Increase (Decrease) in
      Net Assets......................   3,407,313      1,650,482      618,919        171,118      2,743,039    2,360,657
NET ASSETS
  Beginning of Period.................  16,851,046     15,200,564    3,822,647      3,651,529     12,977,199   10,616,542
                                        -----------   -----------   ----------      ----------   -----------  -----------
  End of Period....................... $20,258,359    $16,851,046   $4,441,566     $3,822,647    $15,720,238  $12,977,199
                                        ===========   ===========   ==========      ==========   ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.......................     118,199        220,326       26,894         53,015         65,150      133,904
  Shares Issued in Lieu of Cash
   Distributions......................      14,719         34,541        7,127         11,617         12,070       20,883
  Shares Redeemed.....................     (72,236)      (155,064)     (27,156)       (49,773)       (50,910)     (68,437)
                                        -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed........................      60,682         99,803        6,865         14,859         26,310       86,350
                                        ===========   ===========   ==========      ==========   ===========  ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)............ $    21,824    $    26,714   $    3,488     $      150    $     6,208  $     2,738

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    DFA REAL ESTATE SECURITIES LARGE CAP INTERNATIONAL
                                           U.S. MICRO CAP PORTFOLIO        PORTFOLIO                  PORTFOLIO
                                           ----------------------   -------------------------  ----------------------
                                           SIX MONTHS      YEAR     SIX MONTHS       YEAR      SIX MONTHS     YEAR
                                              ENDED       ENDED        ENDED        ENDED         ENDED      ENDED
                                            APRIL 30,    OCT. 31,    APRIL 30,     OCT. 31,     APRIL 30,   OCT. 31,
                                              2017         2016        2017          2016         2017        2016
                                           -----------  ----------  -----------  -----------   ----------- ----------
                                           (UNAUDITED)              (UNAUDITED)                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   22,971   $   43,562  $  161,857   $   221,443   $   48,975  $   95,056
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........    283,979      265,995     (21,717)       90,717       11,853      40,972
    Futures...............................      6,138        4,507       5,170         6,786        1,906       2,587
    Foreign Currency Transactions.........         --           --          --            --         (899)       (670)
    Forward Currency Contracts............         --           --          --            --           --          (1)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    652,854      (93,832)    118,073       133,266      346,444    (163,381)
    Futures...............................      2,384       (1,662)      2,226        (1,518)       1,452        (870)
    Translation of Foreign Currency
     Denominated Amounts..................         --           --          --            --          346        (284)
                                           ----------   ----------  ----------   -----------   ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    968,326      218,570     265,609       450,694      410,077     (26,591)
                                           ----------   ----------  ----------   -----------   ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............    (23,292)     (43,417)   (131,338)     (199,996)     (37,058)    (92,122)
  Net Long-Term Gains:
    Institutional Class Shares............   (255,837)    (267,818)    (66,384)           --           --          --
                                           ----------   ----------  ----------   -----------   ----------  ----------
     Total Distributions..................   (279,129)    (311,235)   (197,722)     (199,996)     (37,058)    (92,122)
                                           ----------   ----------  ----------   -----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued...........................    399,886      728,237     988,165     1,324,786      524,774   1,137,696
  Shares Issued in Lieu of Cash
   Distributions..........................    257,672      288,388     150,349       180,508       32,993      81,307
  Shares Redeemed.........................   (619,149)    (802,728)   (577,797)   (1,049,004)    (327,854)   (722,849)
                                           ----------   ----------  ----------   -----------   ----------  ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........     38,409      213,897     560,717       456,290      229,913     496,154
                                           ----------   ----------  ----------   -----------   ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    727,606      121,232     628,604       706,988      602,932     377,441
NET ASSETS
  Beginning of Period.....................  5,128,323    5,007,091   7,260,180     6,553,192    3,527,775   3,150,334
                                           ----------   ----------  ----------   -----------   ----------  ----------
  End of Period........................... $5,855,929   $5,128,323  $7,888,784   $ 7,260,180   $4,130,707  $3,527,775
                                           ==========   ==========  ==========   ===========   ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...........................     19,385       41,740      28,668        38,318       26,098      59,417
  Shares Issued in Lieu of Cash
   Distributions..........................     12,269       16,256       4,456         5,269        1,650       4,282
  Shares Redeemed.........................    (29,748)     (45,482)    (16,848)      (30,405)     (16,281)    (37,696)
                                           ----------   ----------  ----------   -----------   ----------  ----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................      1,906       12,514      16,276        13,182       11,467      26,003
                                           ==========   ==========  ==========   ===========   ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)....................... $    1,497   $    1,818  $   69,541   $    39,022   $   23,646  $   11,729

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                            INTERNATIONAL CORE        INTERNATIONAL SMALL      GLOBAL SMALL
                                             EQUITY PORTFOLIO          COMPANY PORTFOLIO     COMPANY PORTFOLIO
                                         ------------------------  ------------------------  -----------------
                                                                                                  PERIOD
                                         SIX MONTHS       YEAR     SIX MONTHS       YEAR         JAN. 18,
                                            ENDED        ENDED        ENDED        ENDED        2017 (A) TO
                                          APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,       APRIL 30,
                                            2017          2016        2017          2016           2017
                                         -----------  -----------  -----------  -----------  -----------------
                                         (UNAUDITED)               (UNAUDITED)                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......... $   233,747  $   431,691  $   119,081  $   238,233       $    32
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........     (44,503)     (84,212)     117,973      261,664            12
   Futures..............................      14,372       19,275        5,651       17,796            (1)
   Foreign Currency Transactions........      (4,031)         (72)      (2,047)         673            --
   Forward Currency Contracts...........          --           (3)          --           --            --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................   1,942,368       (7,083)   1,071,748       13,423            (2)
   Affiliated Investment Companies
    Shares..............................          --           --           --           --           347
   Futures..............................       4,105       (2,948)       4,157       (2,771)           --
   Translation of Foreign Currency
    Denominated Amounts.................       1,680       (1,251)       1,021         (814)           --
                                         -----------  -----------  -----------  -----------       -------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................   2,147,738      355,397    1,317,584      528,204           388
                                         -----------  -----------  -----------  -----------       -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........    (155,915)    (387,589)     (83,744)    (283,791)           --
  Net Short-Term Gains:
   Institutional Class Shares...........          --           --      (18,854)          --            --
  Net Long-Term Gains:
   Institutional Class Shares...........          --           --     (251,076)    (207,859)           --
                                         -----------  -----------  -----------  -----------       -------
    Total Distributions.................    (155,915)    (387,589)    (353,674)    (491,650)           --
                                         -----------  -----------  -----------  -----------       -------
Capital Share Transactions (1):
  Shares Issued.........................   3,136,495    5,576,571    1,229,119    2,126,348        10,297
  Shares Issued in Lieu of Cash
   Distributions........................     148,004      367,352      339,989      473,837            --
  Shares Redeemed.......................  (1,243,979)  (3,349,288)    (829,151)  (1,572,870)         (215)
                                         -----------  -----------  -----------  -----------       -------
    Net Increase (Decrease) from
     Capital Share Transactions.........   2,040,520    2,594,635      739,957    1,027,315        10,082
                                         -----------  -----------  -----------  -----------       -------
    Total Increase (Decrease) in Net
     Assets.............................   4,032,343    2,562,443    1,703,867    1,063,869        10,470
NET ASSETS
  Beginning of Period...................  16,983,011   14,420,568   10,387,361    9,323,492            --
                                         -----------  -----------  -----------  -----------       -------
  End of Period......................... $21,015,354  $16,983,011  $12,091,228  $10,387,361       $10,470
                                         ===========  ===========  ===========  ===========       =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................     260,067      500,176       67,541      124,163         1,012
  Shares Issued in Lieu of Cash
   Distributions........................      12,584       33,144       19,964       27,874            --
  Shares Redeemed.......................    (103,648)    (300,515)     (46,228)     (92,160)          (21)
                                         -----------  -----------  -----------  -----------       -------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................     169,003      232,805       41,277       59,877           991
                                         ===========  ===========  ===========  ===========       =======
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)..................... $   127,061  $    49,229  $    16,467  $   (18,870)      $    32

                                            JAPANESE SMALL
                                           COMPANY PORTFOLIO
                                         --------------------

                                         SIX MONTHS    YEAR
                                            ENDED     ENDED
                                          APRIL 30,  OCT. 31,
                                            2017       2016
                                         ----------- --------
                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $  4,975   $  7,013
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........     4,995     20,065
   Futures..............................        --         --
   Foreign Currency Transactions........      (381)       326
   Forward Currency Contracts...........        --         --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................    23,816     33,546
   Affiliated Investment Companies
    Shares..............................        --         --
   Futures..............................         1         --
   Translation of Foreign Currency
    Denominated Amounts.................       115       (100)
                                          --------   --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    33,521     60,850
                                          --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........    (9,568)    (6,534)
  Net Short-Term Gains:
   Institutional Class Shares...........        --         --
  Net Long-Term Gains:
   Institutional Class Shares...........        --         --
                                          --------   --------
    Total Distributions.................    (9,568)    (6,534)
                                          --------   --------
Capital Share Transactions (1):
  Shares Issued.........................    57,453     50,775
  Shares Issued in Lieu of Cash
   Distributions........................     8,825      6,058
  Shares Redeemed.......................   (60,573)   (65,733)
                                          --------   --------
    Net Increase (Decrease) from
     Capital Share Transactions.........     5,705     (8,900)
                                          --------   --------
    Total Increase (Decrease) in Net
     Assets.............................    29,658     45,416
NET ASSETS
  Beginning of Period...................   509,413    463,997
                                          --------   --------
  End of Period.........................  $539,071   $509,413
                                          ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................     2,502      2,413
  Shares Issued in Lieu of Cash
   Distributions........................       401        298
  Shares Redeemed.......................    (2,690)    (3,255)
                                          --------   --------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................       213       (544)
                                          ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME).....................  $ (2,191)  $  2,402

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, , $0 and $0, respectively.
(a)The Portfolio commenced operations on January 18, 2017.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                ASIA PACIFIC SMALL COMPANY UNITED KINGDOM SMALL  CONTINENTAL SMALL COMPANY
                                                      PORTFOLIO              COMPANY PORTFOLIO         PORTFOLIO
                                                -------------------------  --------------------  ------------------------
                                                SIX MONTHS       YEAR      SIX MONTHS    YEAR    SIX MONTHS      YEAR
                                                   ENDED        ENDED         ENDED     ENDED       ENDED       ENDED
                                                 APRIL 30,     OCT. 31,     APRIL 30,  OCT. 31,   APRIL 30,    OCT. 31,
                                                   2017          2016         2017       2016       2017         2016
                                                -----------    --------    ----------- --------  -----------   --------
                                                (UNAUDITED)                (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................  $  3,366      $  8,007      $   651   $  1,302   $  3,158     $  6,325
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................     4,278        (4,191)         559      2,090      3,117        6,536
    Futures....................................        --            --           --         --         --           50
    Foreign Currency Transactions..............       (76)           49           (3)       (25)        29          (31)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................     4,656        30,333        6,241     (8,433)    52,027        5,988
    Futures....................................        --            --           --         --         --            2
    Translation of Foreign Currency
     Denominated Amounts.......................        (3)            4            8         (2)         6           (3)
                                                 --------       --------     -------   --------   --------      --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    12,221        34,202        7,456     (5,068)    58,337       18,867
                                                 --------       --------     -------   --------   --------      --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................    (8,894)       (7,760)        (630)    (1,389)    (1,109)      (6,377)
  Net Long-Term Gains:
    Institutional Class Shares.................        --            --       (1,684)    (1,632)        --           --
                                                 --------       --------     -------   --------   --------      --------
     Total Distributions.......................    (8,894)       (7,760)      (2,314)    (3,021)    (1,109)      (6,377)
                                                 --------       --------     -------   --------   --------      --------
Capital Share Transactions (1):
  Shares Issued................................    25,449        30,200       10,877     12,964     45,985       68,569
  Shares Issued in Lieu of Cash
   Distributions...............................     8,101         6,990        2,019      2,476        992        4,981
  Shares Redeemed..............................    (5,666)      (12,327)      (7,260)   (10,665)    (9,805)     (71,947)
                                                 --------       --------     -------   --------   --------      --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    27,884        24,863        5,636      4,775     37,172        1,603
                                                 --------       --------     -------   --------   --------      --------
     Total Increase (Decrease) in Net
      Assets...................................    31,211        51,305       10,778     (3,314)    94,400       14,093
NET ASSETS
  Beginning of Period..........................   251,575       200,270       32,323     35,637    292,117      278,024
                                                 --------       --------     -------   --------   --------      --------
  End of Period................................  $282,786      $251,575      $43,101   $ 32,323   $386,517     $292,117
                                                 ========       ========     =======   ========   ========      ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................     1,198         1,570          391        473      2,091        3,363
  Shares Issued in Lieu of Cash
   Distributions...............................       408           387           76         78         46          249
  Shares Redeemed..............................      (273)         (637)        (261)      (367)      (446)      (3,414)
                                                 --------       --------     -------   --------   --------      --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     1,333         1,320          206        184      1,691          198
                                                 ========       ========     =======   ========   ========      ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................  $ (5,017)     $    511      $   220   $    199   $  2,276     $    227

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                               DFA INTERNATIONAL REAL      DFA GLOBAL REAL ESTATE   DFA INTERNATIONAL SMALL
                                               ESTATE SECURITIES PORTFOLIO  SECURITIES PORTFOLIO      CAP VALUE PORTFOLIO
                                               --------------------------  ----------------------  ------------------------
                                               SIX MONTHS       YEAR       SIX MONTHS     YEAR     SIX MONTHS       YEAR
                                                  ENDED        ENDED          ENDED      ENDED        ENDED        ENDED
                                                APRIL 30,     OCT. 31,      APRIL 30,   OCT. 31,    APRIL 30,     OCT. 31,
                                                  2017          2016          2017        2016        2017          2016
                                               -----------    ----------   ----------- ----------  -----------  -----------
                                               (UNAUDITED)                 (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................ $   85,554    $  143,130    $  198,580  $  110,990  $   119,691  $   294,075
  Capital Gain Distributions Received from
   Affiliated Investment Companies............         --            --        14,569          --           --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................    (24,204)       (1,596)          426      14,561      306,161      414,975
   Affiliated Investment Companies Shares
    Sold......................................         --            --        (1,562)         --           --           --
   Futures....................................      3,760         4,432           222         757        8,861       29,217
   Foreign Currency Transactions..............       (253)          540             3           7       (4,809)       7,305
   Forward Currency Contracts.................         --            48            --          --           --           27
   In-Kind Redemptions........................         --            --            --          --           --       29,398
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................    104,882      (118,705)      (29,277)     61,152    1,265,279     (242,603)
   Futures....................................        553          (304)           --          --        4,697       (3,458)
   Translation of Foreign Currency
    Denominated Amounts.......................        404          (367)           --          --        1,606       (1,796)
                                               ----------     ----------   ----------  ----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................    170,696        27,178       182,961     187,467    1,701,486      527,140
                                               ----------     ----------   ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................   (326,892)      (60,576)     (227,401)    (97,767)    (107,330)    (381,199)
  Net Short-Term Gains:
   Institutional Class Shares.................         --            --        (2,070)         --       (3,853)          --
  Net Long-Term Gains:
   Institutional Class Shares.................         --            --       (13,530)         --     (410,189)    (182,540)
                                               ----------     ----------   ----------  ----------  -----------  -----------
    Total Distributions.......................   (326,892)      (60,576)     (243,001)    (97,767)    (521,372)    (563,739)
                                               ----------     ----------   ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................    862,926     1,062,437     1,202,240   1,524,272    1,046,052    2,066,905
  Shares Issued in Lieu of Cash Distributions.    320,016        60,055       233,500      93,708      465,554      508,968
  Shares Redeemed.............................   (459,113)     (447,563)     (688,828)   (878,641)  (1,138,746)  (2,107,120)
                                               ----------     ----------   ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    723,829       674,929       746,912     739,339      372,860      468,753
                                               ----------     ----------   ----------  ----------  -----------  -----------
    Total Increase (Decrease) in Net Assets...    567,633       641,531       686,872     829,039    1,552,974      432,154
NET ASSETS
  Beginning of Period.........................  4,181,623     3,540,092     4,888,955   4,059,916   13,009,729   12,577,575
                                               ----------     ----------   ----------  ----------  -----------  -----------
  End of Period............................... $4,749,256    $4,181,623    $5,575,827  $4,888,955  $14,562,703  $13,009,729
                                               ==========     ==========   ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...............................    179,011       201,532       114,249     139,784       52,904      113,522
  Shares Issued in Lieu of Cash Distributions.     69,418        12,306        23,234       9,151       24,659       28,063
  Shares Redeemed.............................    (95,836)      (85,422)      (65,979)    (81,345)     (57,953)    (115,085)
                                               ----------     ----------   ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................    152,593       128,416        71,504      67,590       19,610       26,500
                                               ==========     ==========   ==========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)...................................... $ (389,673)   $ (148,335)   $   32,402  $   61,223  $   (27,590) $   (39,951)

----------
* Net of foreign capital gain taxes withheld of $0, $92, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        INTERNATIONAL VECTOR EQUITY  WORLD EX U.S. VALUE  WORLD EX U.S. TARGETED
                                                               PORTFOLIO                  PORTFOLIO          VALUE PORTFOLIO
                                                        --------------------------  --------------------  ---------------------
                                                        SIX MONTHS       YEAR       SIX MONTHS    YEAR    SIX MONTHS     YEAR
                                                           ENDED        ENDED          ENDED     ENDED       ENDED      ENDED
                                                         APRIL 30,     OCT. 31,      APRIL 30,  OCT. 31,   APRIL 30,   OCT. 31,
                                                           2017          2016          2017       2016       2017        2016
                                                        -----------    ----------   ----------- --------  ----------- ---------
                                                        (UNAUDITED)                 (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................... $   23,134    $   46,551     $  2,261   $  5,412   $  2,346   $   5,264
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................         --            --          653        256         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................       (658)        4,157         (821)    (2,948)     5,191       6,843
   Futures.............................................        158           182          125        112         --          --
   Foreign Currency Transactions.......................       (394)          127          (32)        85        (54)        124
   Forward Currency Contracts..........................         --           (44)          --         --         --           8
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency..........    212,999        16,206       20,446      7,285     35,582       5,177
   Affiliated Investment Companies Shares..............         --            --         (148)       148         --          --
   Futures.............................................         --            --           73        (19)        --          --
   Translation of Foreign Currency Denominated
    Amounts............................................        196          (165)          13        (11)        22         (20)
                                                        ----------     ----------    --------   --------   --------   ---------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................    235,435        67,014       22,570     10,320     43,087      17,396
                                                        ----------     ----------    --------   --------   --------   ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................    (15,044)      (43,651)      (1,984)    (5,358)    (1,634)     (4,374)
  Net Long-Term Gains:
   Institutional Class Shares..........................     (4,041)       (5,716)          --         --         --          --
                                                        ----------     ----------    --------   --------   --------   ---------
    Total Distributions................................    (19,085)      (49,367)      (1,984)    (5,358)    (1,634)     (4,374)
                                                        ----------     ----------    --------   --------   --------   ---------
Capital Share Transactions (1):
  Shares Issued........................................    239,341       688,513       14,483     47,689     66,773     164,346
  Shares Issued in Lieu of Cash Distributions..........     18,907        48,918        1,983      5,353      1,633       4,371
  Shares Redeemed......................................   (136,841)     (493,518)      (8,323)   (25,151)   (12,931)   (128,258)
                                                        ----------     ----------    --------   --------   --------   ---------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    121,407       243,913        8,143     27,891     55,475      40,459
                                                        ----------     ----------    --------   --------   --------   ---------
    Total Increase (Decrease) in Net Assets............    337,757       261,560       28,729     32,853     96,928      53,481
NET ASSETS
  Beginning of Period..................................  1,856,474     1,594,914      188,154    155,301    281,212     227,731
                                                        ----------     ----------    --------   --------   --------   ---------
  End of Period........................................ $2,194,231    $1,856,474     $216,883   $188,154   $378,140   $ 281,212
                                                        ==========     ==========    ========   ========   ========   =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................     21,319        68,056        1,369      5,184      5,247      15,218
  Shares Issued in Lieu of Cash Distributions..........      1,750         4,797          187        562        133         392
  Shares Redeemed......................................    (12,250)      (48,877)        (781)    (2,605)    (1,017)    (12,154)
                                                        ----------     ----------    --------   --------   --------   ---------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................     10,819        23,976          775      3,141      4,363       3,456
                                                        ==========     ==========    ========   ========   ========   =========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................... $   13,057    $    4,967     $  1,014   $    737   $  1,594   $     882

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                         SELECTIVELY
                                        WORLD EX U.S. CORE         WORLD CORE           HEDGED GLOBAL
                                         EQUITY PORTFOLIO       EQUITY PORTFOLIO      EQUITY PORTFOLIO
                                      ----------------------  --------------------  --------------------
                                      SIX MONTHS     YEAR     SIX MONTHS    YEAR    SIX MONTHS    YEAR
                                         ENDED      ENDED        ENDED     ENDED       ENDED     ENDED
                                       APRIL 30,   OCT. 31,    APRIL 30,  OCT. 31,   APRIL 30,  OCT. 31,
                                         2017        2016        2017       2016       2017       2016
                                      ----------- ----------  ----------- --------  ----------- --------
                                      (UNAUDITED)             (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)....... $   20,209  $   37,861   $  3,291   $  5,949   $  2,277   $  5,406
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies..............         --          --        898      1,313        894      2,164
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.......        848      (2,134)      (436)    (2,896)      (578)      (989)
   Futures...........................          2        (629)        --         --      1,472      1,760
   Foreign Currency
    Transactions.....................       (396)        189         --         --         --         --
   Forward Currency Contracts........         --          --         --         --      1,881        371
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and
    Foreign Currency.................    191,232      47,901         (1)        --         --         --
   Affiliated Investment Companies
    Shares...........................         --          --     46,422      9,340     33,263      6,150
   Futures...........................         --          --         --         --        511     (1,100)
   Translation of Foreign Currency
    Denominated Amounts..............        129        (103)        --         --         --         --
   Forward Currency Contracts........         --          --         --         --       (760)       541
                                      ----------  ----------   --------   --------   --------   --------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations......................    212,024      83,085     50,174     13,706     38,960     14,303
                                      ----------  ----------   --------   --------   --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares........    (13,556)    (36,005)    (3,529)    (5,800)    (6,477)    (6,333)
  Net Short-Term Gains:
   Institutional Class Shares........         --          --        (67)        --       (260)      (115)
  Net Long-Term Gains:
   Institutional Class Shares........         --          --     (1,231)      (132)    (2,369)      (620)
                                      ----------  ----------   --------   --------   --------   --------
    Total Distributions..............    (13,556)    (36,005)    (4,827)    (5,932)    (9,106)    (7,068)
                                      ----------  ----------   --------   --------   --------   --------
Capital Share Transactions (1):
  Shares Issued......................    483,217     729,178     51,639    189,580     35,850     77,521
  Shares Issued in Lieu of Cash
   Distributions.....................     13,008      34,930      4,683      5,702      9,105      7,066
  Shares Redeemed....................   (161,617)   (325,571)   (22,745)   (35,482)   (26,920)   (47,024)
                                      ----------  ----------   --------   --------   --------   --------
    Net Increase (Decrease) from
     Capital Share
     Transactions....................    334,608     438,537     33,577    159,800     18,035     37,563
                                      ----------  ----------   --------   --------   --------   --------
    Total Increase (Decrease) in
     Net Assets......................    533,076     485,617     78,924    167,574     47,889     44,798
NET ASSETS
  Beginning of Period................  1,656,445   1,170,828    370,229    202,655    289,904    245,106
                                      ----------  ----------   --------   --------   --------   --------
  End of Period...................... $2,189,521  $1,656,445   $449,153   $370,229   $337,793   $289,904
                                      ==========  ==========   ========   ========   ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued......................     47,443      78,713      3,710     14,944      2,478      6,131
  Shares Issued in Lieu of Cash
   Distributions.....................      1,305       3,690        340        451        649        552
  Shares Redeemed....................    (15,931)    (34,710)    (1,620)    (2,883)    (1,867)    (3,623)
                                      ----------  ----------   --------   --------   --------   --------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed........................     32,817      47,693      2,430     12,512      1,260      3,060
                                      ==========  ==========   ========   ========   ========   ========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)........... $   10,827  $    4,174   $    (33)  $    205   $     45   $  4,245

                                          EMERGING MARKETS
                                             PORTFOLIO
                                      -----------------------
                                      SIX MONTHS      YEAR
                                         ENDED       ENDED
                                       APRIL 30,    OCT. 31,
                                         2017         2016
                                      ----------- -----------
                                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)....... $   30,239  $    90,681
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies..............         --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.......    (19,102)    (105,635)
   Futures...........................      2,394        5,655
   Foreign Currency
    Transactions.....................        114          955
   Forward Currency Contracts........         --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and
    Foreign Currency.................    467,837      506,131
   Affiliated Investment Companies
    Shares...........................         --           --
   Futures...........................      1,766         (263)
   Translation of Foreign Currency
    Denominated Amounts..............        (57)         204
   Forward Currency Contracts........         --           --
                                      ----------  -----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations......................    483,191      497,728
                                      ----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares........    (27,413)     (89,527)
  Net Short-Term Gains:
   Institutional Class Shares........         --           --
  Net Long-Term Gains:
   Institutional Class Shares........         --           --
                                      ----------  -----------
    Total Distributions..............    (27,413)     (89,527)
                                      ----------  -----------
Capital Share Transactions (1):
  Shares Issued......................    717,234    1,428,054
  Shares Issued in Lieu of Cash
   Distributions.....................     25,783       83,981
  Shares Redeemed....................   (426,075)  (1,326,366)
                                      ----------  -----------
    Net Increase (Decrease) from
     Capital Share
     Transactions....................    316,942      185,669
                                      ----------  -----------
    Total Increase (Decrease) in
     Net Assets......................    772,720      593,870
NET ASSETS
  Beginning of Period................  4,915,400    4,321,530
                                      ----------  -----------
  End of Period...................... $5,688,120  $ 4,915,400
                                      ==========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued......................     29,829       67,596
  Shares Issued in Lieu of Cash
   Distributions.....................      1,130        3,805
  Shares Redeemed....................    (17,522)     (62,542)
                                      ----------  -----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed........................     13,437        8,859
                                      ==========  ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)........... $    6,345  $     3,519

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           EMERGING MARKETS SMALL   EMERGING MARKETS VALUE     EMERGING MARKETS CORE
                                                CAP PORTFOLIO              PORTFOLIO             EQUITY PORTFOLIO
                                           ----------------------  ------------------------  ------------------------
                                           SIX MONTHS     YEAR     SIX MONTHS       YEAR     SIX MONTHS       YEAR
                                              ENDED      ENDED        ENDED        ENDED        ENDED        ENDED
                                            APRIL 30,   OCT. 31,    APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,
                                              2017        2016        2017          2016        2017          2016
                                           ----------- ----------  -----------  -----------  -----------  -----------
                                           (UNAUDITED)             (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   39,744  $  120,203  $   100,731  $   342,874  $   124,133  $   351,450
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........     16,761     141,742     (434,056)     (77,435)    (114,322)    (342,991)
    Futures...............................      3,141       4,016        8,408       11,373       14,114       30,116
    Foreign Currency Transactions.........        755         338        3,586        3,728       (2,003)        (539)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    535,791     394,050    2,175,373    1,954,176    1,890,406    2,038,618
    Futures...............................        753         286        3,185         (391)       6,261       (3,447)
    Translation of Foreign Currency
     Denominated Amounts..................        (68)        579          (50)          46          (67)         726
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    596,877     661,214    1,857,177    2,234,371    1,918,522    2,073,933
                                           ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.......................         --          --         (481)      (2,365)          --           --
    Institutional Class Shares............    (68,331)   (124,387)     (82,854)    (436,707)     (91,137)    (349,434)
  Net Short-Term Gains:
    Institutional Class Shares............    (10,357)         --           --           --           --           --
  Net Long-Term Gains:
    Institutional Class Shares............   (117,099)    (36,697)          --           --           --           --
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Total Distributions..................   (195,787)   (161,084)     (83,335)    (439,072)     (91,137)    (349,434)
                                           ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................    991,103     913,984    1,431,254    2,821,337    3,199,981    6,091,963
  Shares Issued in Lieu of Cash
   Distributions..........................    184,642     151,141       78,194      416,149       85,701      328,562
  Shares Redeemed.........................   (532,247)   (950,920)  (1,713,432)  (3,539,505)  (1,526,603)  (4,288,936)
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    643,498     114,205     (203,984)    (302,019)   1,759,079    2,131,589
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................  1,044,588     614,335    1,569,858    1,493,280    3,586,464    3,856,088
NET ASSETS
  Beginning of Period.....................  5,459,509   4,845,174   16,402,244   14,908,964   18,712,966   14,856,878
                                           ----------  ----------  -----------  -----------  -----------  -----------
  End of Period........................... $6,504,097  $5,459,509  $17,972,102  $16,402,244  $22,299,430  $18,712,966
                                           ==========  ==========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...........................     50,712      49,652       55,568      133,176      171,898      379,414
  Shares Issued in Lieu of Cash
   Distributions..........................      9,970       8,492        3,234       19,311        4,888       19,496
  Shares Redeemed.........................    (26,886)    (52,089)     (66,810)    (163,363)     (83,180)    (265,600)
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................     33,796       6,055       (8,008)     (10,876)      93,606      133,310
                                           ==========  ==========  ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)....................... $  (16,108) $   12,479  $   (31,904) $   (49,300) $    44,770  $    11,774

----------
* Net of foreign capital gain taxes withheld of $0, $68, $144, $144, $0 and $53, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                                         --------------------------------------------------------------

                                                         SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR
                                                            ENDED       ENDED     ENDED     ENDED     ENDED     ENDED
                                                          APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                            2017         2016      2015      2014      2013      2012
-------------------------------------------------------------------------------------------------------------------------
                                                         (UNAUDITED)
Net Asset Value, Beginning of Period....................  $  12.22     $  12.54  $  13.65  $  11.70  $   9.29  $   8.15
                                                          --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................      0.07         0.10      0.07      0.07      0.07      0.07
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      1.54         0.45      0.53      1.94      2.42      1.20
                                                          --------     --------  --------  --------  --------  --------
   Total from Investment Operations.....................      1.61         0.55      0.60      2.01      2.49      1.27
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................     (0.07)       (0.08)    (0.05)    (0.06)    (0.08)    (0.13)
  Net Realized Gains....................................     (0.36)       (0.79)    (1.66)       --        --        --
                                                          --------     --------  --------  --------  --------  --------
   Total Distributions..................................     (0.43)       (0.87)    (1.71)    (0.06)    (0.08)    (0.13)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........................  $  13.40     $  12.22  $  12.54  $  13.65  $  11.70  $   9.29
======================================================== ===========   ========  ========  ========  ========  ========
Total Return............................................     13.33%(D)     4.75%     5.25%    17.18%    26.99%    15.84%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................  $256,350     $238,413  $203,641  $216,719  $212,840  $190,011
Ratio of Expenses to Average Net Assets.................      0.22%(E)     0.23%     0.24%     0.23%     0.24%     0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)............................................      0.23%(E)     0.24%     0.24%     0.23%     0.24%     0.25%
Ratio of Net Investment Income to Average Net Assets....      1.13%(E)     0.80%     0.53%     0.55%     0.63%     0.80%
Portfolio Turnover Rate.................................        92%(D)      119%      223%      202%      139%       76%
-------------------------------------------------------------------------------------------------------------------------

                                                                        U.S. LARGE CAP EQUITY PORTFOLIO
                                                         ------------------------------------------------------
                                                                                                          PERIOD
                                                          SIX MONTHS      YEAR      YEAR      YEAR       JUNE 25,
                                                             ENDED       ENDED     ENDED     ENDED      2013(A) TO
                                                           APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,
                                                             2017         2016      2015      2014         2013
----------------------------------------------------------------------------------------------------------------------
                                                          (UNAUDITED)
Net Asset Value, Beginning of Period.................... $    13.06     $  12.86  $  12.65  $  11.07   $  10.00
                                                         ----------     --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................       0.12         0.25      0.23      0.21       0.06
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................       1.71         0.19      0.21      1.57       1.04
                                                         ----------     --------  --------  --------   --------
   Total from Investment Operations.....................       1.83         0.44      0.44      1.78       1.10
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................      (0.13)       (0.24)    (0.21)    (0.20)     (0.03)
  Net Realized Gains....................................         --           --     (0.02)       --         --
                                                         ----------     --------  --------  --------   --------
   Total Distributions..................................      (0.13)       (0.24)    (0.23)    (0.20)     (0.03)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................... $    14.76     $  13.06  $  12.86  $  12.65   $  11.07
======================================================== ===========    ========  ========  ========  ==========
Total Return............................................      14.08%(D)     3.51%     3.49%    16.19%     11.01%(D)
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................... $1,041,213     $851,323  $699,144  $274,955   $135,407
Ratio of Expenses to Average Net Assets.................       0.17%(E)     0.18%     0.19%     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)............................................       0.17%(E)     0.17%     0.19%     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets....       1.77%(E)     1.99%     1.77%     1.75%      1.58%(C)(E)
Portfolio Turnover Rate.................................          9%(D)       12%       12%        1%         0%(D)
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     U.S. LARGE CAP VALUE PORTFOLIO
                                                             -------------------------------------------------------------------
                                                               SIX MONTHS        YEAR         YEAR         YEAR         YEAR
                                                                  ENDED         ENDED        ENDED        ENDED        ENDED
                                                                APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                  2017           2016         2015         2014         2013
---------------------------------------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)
Net Asset Value, Beginning of Period........................ $     32.63     $     33.27  $     33.75  $     29.72  $     22.34
                                                             -----------     -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.35            0.70         0.69         0.56         0.47
 Net Gains (Losses) on Securities (Realized and Unrealized).        4.57            0.71        (0.32)        4.02         7.38
                                                             -----------     -----------  -----------  -----------  -----------
   Total from Investment Operations.........................        4.92            1.41         0.37         4.58         7.85
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.32)          (0.70)       (0.66)       (0.55)       (0.47)
 Net Realized Gains.........................................       (0.82)          (1.35)       (0.19)          --           --
                                                             -----------     -----------  -----------  -----------  -----------
   Total Distributions......................................       (1.14)          (2.05)       (0.85)       (0.55)       (0.47)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     36.41     $     32.63  $     33.27  $     33.75  $     29.72
===========================================================  ===========     ===========  ===========  ===========  ===========
Total Return................................................       15.19%(D)        4.58%        1.16%       15.49%       35.52%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $21,054,092     $17,673,253  $15,807,935  $15,146,981  $11,963,072
Ratio of Expenses to Average Net Assets (B).................        0.27%(E)        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................        0.37%(E)        0.37%        0.30%        0.27%        0.27%
Ratio of Net Investment Income to Average Net Assets........        1.97%(E)        2.24%        2.04%        1.75%        1.82%
---------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                YEAR
                                                               ENDED
                                                              OCT. 31,
                                                                2012
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $    19.29
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.41
 Net Gains (Losses) on Securities (Realized and Unrealized).       3.04
                                                             ----------
   Total from Investment Operations.........................       3.45
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.40)
 Net Realized Gains.........................................         --
                                                             ----------
   Total Distributions......................................      (0.40)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    22.34
===========================================================  ==========
Total Return................................................      18.14%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $8,334,585
Ratio of Expenses to Average Net Assets (B).................       0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................       0.27%
Ratio of Net Investment Income to Average Net Assets........       1.99%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES
                                                              ----------------------------------------------------------
                                                              SIX MONTHS      YEAR     YEAR      YEAR     YEAR     YEAR
                                                                 ENDED       ENDED    ENDED     ENDED    ENDED    ENDED
                                                               APRIL 30,    OCT. 31, OCT. 31,  OCT. 31, OCT. 31, OCT. 31,
                                                                 2017         2016     2015      2014     2013     2012
-------------------------------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period.........................   $ 21.26     $ 21.58  $ 23.19   $ 22.63   $17.28  $ 15.32
                                                                -------     -------  -------   -------   ------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.12        0.24     0.26      0.18     0.27     0.15
  Net Gains (Losses) on Securities (Realized and Unrealized).      3.39        0.60    (0.61)     1.86     6.28     2.06
                                                                -------     -------  -------   -------   ------  -------
   Total from Investment Operations..........................      3.51        0.84    (0.35)     2.04     6.55     2.21
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income......................................     (0.12)      (0.27)   (0.25)    (0.16)   (0.22)   (0.13)
  Net Realized Gains.........................................     (0.78)      (0.89)   (1.01)    (1.32)   (0.98)   (0.12)
                                                                -------     -------  -------   -------   ------  -------
   Total Distributions.......................................     (0.90)      (1.16)   (1.26)    (1.48)   (1.20)   (0.25)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 23.87     $ 21.26  $ 21.58   $ 23.19   $22.63  $ 17.28
============================================================= ===========   ======== ========  ======== ======== ========
Total Return.................................................     16.47%(D)    4.21%   (1.33)%    9.47%   40.39%   14.67%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $53,053     $35,661  $40,159   $16,971   $9,470  $49,423
Ratio of Expenses to Average Net Assets......................      0.47%(E)    0.47%    0.47%     0.47%    0.47%    0.48%
Ratio of Net Investment Income to Average Net Assets.........      1.02%(E)    1.16%    1.15%     0.79%    1.42%    0.93%
Portfolio Turnover Rate......................................        15%(D)      28%      15%       10%      16%      20%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES
                                                              ------------------------------------------------------------
                                                              SIX MONTHS      YEAR       YEAR      YEAR     YEAR     YEAR
                                                                 ENDED       ENDED      ENDED     ENDED    ENDED    ENDED
                                                               APRIL 30,    OCT. 31,   OCT. 31,  OCT. 31, OCT. 31, OCT. 31,
                                                                 2017         2016       2015      2014     2013     2012
---------------------------------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period.........................  $  21.16     $  21.51  $  23.12   $ 22.57  $ 17.26  $ 15.31
                                                               --------     --------  --------   -------  -------  -------
Income from Investment Operations
-
  Net Investment Income (Loss) (A)...........................      0.11         0.20      0.23      0.15     0.19     0.13
  Net Gains (Losses) on Securities (Realized and Unrealized).      3.38         0.60     (0.61)     1.84     6.31     2.05
                                                               --------     --------  --------   -------  -------  -------
   Total from Investment Operations..........................      3.49         0.80     (0.38)     1.99     6.50     2.18
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income......................................     (0.11)       (0.26)    (0.22)    (0.12)   (0.21)   (0.11)
  Net Realized Gains.........................................     (0.78)       (0.89)    (1.01)    (1.32)   (0.98)   (0.12)
                                                               --------     --------  --------   -------  -------  -------
   Total Distributions.......................................     (0.89)       (1.15)    (1.23)    (1.44)   (1.19)   (0.23)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................  $  23.76     $  21.16  $  21.51   $ 23.12  $ 22.57  $ 17.26
============================================================= ===========   ========  ========   ======== ======== ========
Total Return.................................................     16.44%(D)     4.04%    (1.49)%    9.30%   40.10%   14.46%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................  $179,693     $147,945  $135,412   $82,977  $23,305  $12,754
Ratio of Expenses to Average Net Assets......................      0.62%(E)     0.62%     0.63%     0.62%    0.62%    0.63%
Ratio of Net Investment Income to Average Net Assets.........      0.90%(E)     1.00%     1.02%     0.64%    0.95%    0.78%
Portfolio Turnover Rate......................................        15%(D)       28%       15%       10%      16%      20%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                     --------------------------------------------------------------------------
                                                      SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                                         ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                                       APRIL 30,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                         2017          2016         2015        2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period................ $    21.26     $    21.56  $    23.16   $    22.60  $    17.28  $    15.32
                                                     ----------     ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...................       0.14           0.25        0.29         0.21        0.24        0.17
 Net Gains (Losses) on Securities (Realized and
   Unrealized)......................................       3.39           0.60       (0.61)        1.85        6.31        2.06
                                                     ----------     ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations.................       3.53           0.85       (0.32)        2.06        6.55        2.23
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..............................      (0.13)         (0.26)      (0.27)       (0.18)      (0.25)      (0.15)
 Net Realized Gains.................................      (0.78)         (0.89)      (1.01)       (1.32)      (0.98)      (0.12)
                                                     ----------     ----------  ----------   ----------  ----------  ----------
   Total Distributions..............................      (0.91)         (1.15)      (1.28)       (1.50)      (1.23)      (0.27)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...................... $    23.88     $    21.26  $    21.56   $    23.16  $    22.60  $    17.28
==================================================== ===========    ==========  ==========   ==========  ==========  ==========
Total Return........................................      16.55%(D)       4.29%      (1.20)%       9.58%      40.40%      14.78%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............... $9,418,997     $7,884,683  $6,987,896   $5,490,959  $4,180,974  $2,989,632
Ratio of Expenses to Average Net Assets.............       0.37%(E)       0.37%       0.37%        0.37%       0.37%       0.38%
Ratio of Net Investment Income to Average Net Assets       1.14%(E)       1.24%       1.28%        0.90%       1.25%       1.03%
Portfolio Turnover Rate.............................         15%(D)         28%         15%          10%         16%         20%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      U.S. SMALL CAP VALUE PORTFOLIO
                                                              -------------------------------------------------------------------
                                                                SIX MONTHS        YEAR         YEAR          YEAR        YEAR
                                                                   ENDED         ENDED        ENDED         ENDED       ENDED
                                                                 APRIL 30,      OCT. 31,     OCT. 31,      OCT. 31,    OCT. 31,
                                                                   2017           2016         2015          2014        2013
----------------------------------------------------------------------------------------------------------------------------------
                                                                (UNAUDITED)
Net Asset Value, Beginning of Period......................... $     32.75     $     33.08  $     35.82   $     34.48  $    26.57
                                                              -----------     -----------  -----------   -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................        0.16            0.32         0.41          0.23        0.39
  Net Gains (Losses) on Securities (Realized and Unrealized).        5.68            1.06        (1.44)         2.93        9.41
                                                              -----------     -----------  -----------   -----------  ----------
   Total from Investment Operations..........................        5.84            1.38        (1.03)         3.16        9.80
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................       (0.15)          (0.33)       (0.38)        (0.22)      (0.37)
  Net Realized Gains.........................................       (1.40)          (1.38)       (1.33)        (1.60)      (1.52)
                                                              -----------     -----------  -----------   -----------  ----------
   Total Distributions.......................................       (1.55)          (1.71)       (1.71)        (1.82)      (1.89)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $     37.04     $     32.75  $     33.08   $     35.82  $    34.48
============================================================= ===========     ===========  ===========   ===========  ==========
Total Return.................................................       17.73%(D)        4.49%       (2.83)%        9.49%      39.35%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $14,291,340     $12,613,185  $11,680,262   $11,512,306  $9,526,981
Ratio of Expenses to Average Net Assets......................        0.52%(E)        0.52%        0.52%         0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets.........        0.86%(E)        1.01%        1.18%         0.66%       1.28%
Portfolio Turnover Rate......................................          15%(D)          19%          17%            9%         14%
----------------------------------------------------------------------------------------------------------------------------------

                                                              -----------
                                                                 YEAR
                                                                ENDED
                                                               OCT. 31,
                                                                 2012
-------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $    23.50
                                                              ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.20
  Net Gains (Losses) on Securities (Realized and Unrealized).       3.38
                                                              ----------
   Total from Investment Operations..........................       3.58
-------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.18)
  Net Realized Gains.........................................      (0.33)
                                                              ----------
   Total Distributions.......................................      (0.51)
-------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    26.57
============================================================= ==========
Total Return.................................................      15.60%
-------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $7,088,470
Ratio of Expenses to Average Net Assets......................       0.52%
Ratio of Net Investment Income to Average Net Assets.........       0.78%
Portfolio Turnover Rate......................................         15%
-------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               U.S. CORE EQUITY 1 PORTFOLIO
                                      -----------------------------------------------------------------------------
                                        SIX MONTHS        YEAR         YEAR         YEAR        YEAR        YEAR
                                           ENDED         ENDED        ENDED        ENDED       ENDED       ENDED
                                         APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                           2017           2016         2015         2014        2013        2012
---------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period. $     18.00     $     17.90  $     17.71  $     15.74  $    12.11  $    10.78
                                      -----------     -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...        0.16            0.33         0.31         0.27        0.25        0.21
  Net Gains (Losses) on Securities
   (Realized and Unrealized).........        2.48            0.30         0.26         2.02        3.62        1.32
                                      -----------     -----------  -----------  -----------  ----------  ----------
   Total from Investment
    Operations.......................        2.64            0.63         0.57         2.29        3.87        1.53
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............       (0.18)          (0.32)       (0.30)       (0.25)      (0.24)      (0.20)
  Net Realized Gains.................       (0.09)          (0.21)       (0.08)       (0.07)         --          --
                                      -----------     -----------  -----------  -----------  ----------  ----------
   Total Distributions...............       (0.27)          (0.53)       (0.38)       (0.32)      (0.24)      (0.20)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $     20.37     $     18.00  $     17.90  $     17.71  $    15.74  $    12.11
===================================== ===========     ===========  ===========  ===========  ==========  ==========
Total Return.........................       14.70%(D)        3.68%        3.26%       14.72%      32.32%      14.29%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $18,345,501     $14,960,159  $13,275,774  $10,780,830  $7,566,179  $4,876,973
Ratio of Expenses to Average Net
 Assets..............................        0.18%(E)        0.19%        0.19%        0.19%       0.19%       0.19%
Ratio of Net Investment Income to
 Average Net Assets..................        1.67%(E)        1.88%        1.71%        1.61%       1.79%       1.79%
Portfolio Turnover Rate..............           1%(D)           4%           4%           5%          1%          3%
---------------------------------------------------------------------------------------------------------------------

                                                               U.S. CORE EQUITY 2 PORTFOLIO
                                      -----------------------------------------------------------------------------
                                        SIX MONTHS        YEAR         YEAR         YEAR        YEAR        YEAR
                                           ENDED         ENDED        ENDED        ENDED       ENDED       ENDED
                                         APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                           2017           2016         2015         2014        2013        2012
--------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period. $     17.19     $     17.26  $     17.34  $     15.62  $    11.99  $    10.61
                                      -----------     -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...        0.15            0.31         0.30         0.26        0.24        0.20
  Net Gains (Losses) on Securities
   (Realized and Unrealized).........        2.40            0.25         0.02         1.86        3.73        1.36
                                      -----------     -----------  -----------  -----------  ----------  ----------
   Total from Investment
    Operations.......................        2.55            0.56         0.32         2.12        3.97        1.56
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............       (0.16)          (0.30)       (0.28)       (0.24)      (0.24)      (0.18)
  Net Realized Gains.................       (0.12)          (0.33)       (0.12)       (0.16)      (0.10)         --
                                      -----------     -----------  -----------  -----------  ----------  ----------
   Total Distributions...............       (0.28)          (0.63)       (0.40)       (0.40)      (0.34)      (0.18)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $     19.46     $     17.19  $     17.26  $     17.34  $    15.62  $    11.99
===================================== ===========     ===========  ===========  ===========  ==========  ==========
Total Return.........................       14.90%(D)        3.47%        1.92%       13.78%      33.66%      14.81%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $20,258,359     $16,851,046  $15,200,564  $12,919,176  $9,989,564  $6,923,984
Ratio of Expenses to Average Net
 Assets..............................        0.21%(E)        0.22%        0.22%        0.22%       0.22%       0.22%
Ratio of Net Investment Income to
 Average Net Assets..................        1.62%(E)        1.87%        1.68%        1.55%       1.74%       1.74%
Portfolio Turnover Rate..............           2%(D)           4%           5%           6%          3%          5%
--------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     U.S. VECTOR EQUITY PORTFOLIO
                                                              ---------------------------------------------------------------
                                                               SIX MONTHS       YEAR         YEAR        YEAR        YEAR
                                                                  ENDED        ENDED        ENDED       ENDED       ENDED
                                                                APRIL 30,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2017          2016         2015        2014        2013
------------------------------------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)
Net Asset Value, Beginning of Period......................... $    15.93     $    16.22  $    17.04   $    15.62  $    11.61
                                                              ----------     ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.12           0.25        0.25         0.21        0.20
  Net Gains (Losses) on Securities (Realized and Unrealized).       2.49           0.24       (0.30)        1.62        4.03
                                                              ----------     ----------  ----------   ----------  ----------
   Total from Investment Operations..........................       2.61           0.49       (0.05)        1.83        4.23
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.11)         (0.25)      (0.24)       (0.19)      (0.20)
  Net Realized Gains.........................................      (0.43)         (0.53)      (0.53)       (0.22)      (0.02)
                                                              ----------     ----------  ----------   ----------  ----------
   Total Distributions.......................................      (0.54)         (0.78)      (0.77)       (0.41)      (0.22)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    18.00     $    15.93  $    16.22   $    17.04  $    15.62
============================================================= ===========    ==========  ==========   ==========  ==========
Total Return.................................................      16.41%(D)       3.28%      (0.18)%      11.91%      36.80%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $4,441,566     $3,822,647  $3,651,529   $3,501,319  $2,893,842
Ratio of Expenses to Average Net Assets......................       0.32%(E)       0.32%       0.32%        0.32%       0.32%
Ratio of Net Investment Income to Average Net Assets.........       1.37%(E)       1.64%       1.50%        1.26%       1.50%
Portfolio Turnover Rate......................................          5%(D)         10%         10%          10%          3%
------------------------------------------------------------------------------------------------------------------------------

                                                              -----------
                                                                 YEAR
                                                                ENDED
                                                               OCT. 31,
                                                                 2012
-------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $    10.28
                                                              ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.16
  Net Gains (Losses) on Securities (Realized and Unrealized).       1.32
                                                              ----------
   Total from Investment Operations..........................       1.48
-------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.15)
  Net Realized Gains.........................................         --
                                                              ----------
   Total Distributions.......................................      (0.15)
-------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    11.61
============================================================= ==========
Total Return.................................................      14.55%
-------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $2,009,177
Ratio of Expenses to Average Net Assets......................       0.32%
Ratio of Net Investment Income to Average Net Assets.........       1.45%
Portfolio Turnover Rate......................................          9%
-------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               U.S. SMALL CAP PORTFOLIO
                                     ----------------------------------------------------------------------------
                                       SIX MONTHS        YEAR         YEAR        YEAR        YEAR        YEAR
                                          ENDED         ENDED        ENDED       ENDED       ENDED       ENDED
                                        APRIL 30,      OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                          2017           2016         2015        2014        2013        2012
-------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $     30.14     $     30.84  $     31.38  $    30.03  $    23.11  $    20.55
                                     -----------     -----------  -----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................        0.19            0.34         0.35        0.26        0.35        0.25
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        5.08            0.77         0.33        2.27        8.13        2.53
                                     -----------     -----------  -----------  ----------  ----------  ----------
   Total from Investment
    Operations......................        5.27            1.11         0.68        2.53        8.48        2.78
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............       (0.18)          (0.35)       (0.33)      (0.24)      (0.36)      (0.22)
  Net Realized Gains................       (0.83)          (1.46)       (0.89)      (0.94)      (1.20)         --
                                     -----------     -----------  -----------  ----------  ----------  ----------
   Total Distributions..............       (1.01)          (1.81)       (1.22)      (1.18)      (1.56)      (0.22)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     34.40     $     30.14  $     30.84  $    31.38  $    30.03  $    23.11
===================================  ===========     ===========  ===========  ==========  ==========  ==========
Total Return........................       17.51%(D)        3.89%        2.34%       8.67%      39.03%      13.61%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $15,720,238     $12,977,199  $10,616,542  $9,247,716  $7,446,827  $4,563,345
Ratio of Expenses to Average Net
 Assets.............................        0.37%(E)        0.37%        0.37%       0.37%       0.37%       0.37%
Ratio of Net Investment Income to
 Average Net Assets.................        1.12%(E)        1.16%        1.10%       0.86%       1.33%       1.14%
Portfolio Turnover Rate.............           6%(D)          10%          11%          9%         10%         16%
-------------------------------------------------------------------------------------------------------------------

                                                              U.S. MICRO CAP PORTFOLIO
                                     --------------------------------------------------------------------------
                                       SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                          ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                        APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                          2017          2016        2015        2014        2013        2012
----------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $    18.58      $    19.00  $    20.10  $    19.64  $    14.84  $    13.24
                                     ----------      ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.08            0.16        0.16        0.14        0.19        0.14
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       3.43            0.60        0.02        1.35        5.57        1.59
                                     ----------      ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       3.51            0.76        0.18        1.49        5.76        1.73
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.08)          (0.16)      (0.16)      (0.13)      (0.20)      (0.13)
  Net Realized Gains................      (0.94)          (1.02)      (1.12)      (0.90)      (0.76)         --
                                     ----------      ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (1.02)          (1.18)      (1.28)      (1.03)      (0.96)      (0.13)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    21.07      $    18.58  $    19.00  $    20.10  $    19.64  $    14.84
===================================  ===========     ==========  ==========  ==========  ==========  ==========
Total Return........................      18.94%(D)        4.32%       1.11%       7.88%      41.34%      13.13%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $5,855,929      $5,128,323  $5,007,091  $5,029,027  $4,695,831  $3,437,958
Ratio of Expenses to Average Net
 Assets.............................       0.52% (E)       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to
 Average Net Assets.................       0.81% (E)       0.88%       0.82%       0.69%       1.16%       0.99%
Portfolio Turnover Rate.............          8% (D)         15%         14%         12%         11%         15%
----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        DFA REAL ESTATE SECURITIES PORTFOLIO
                                     -------------------------------------------------------------------------  --------------
                                      SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR      SIX MONTHS
                                         ENDED        ENDED       ENDED       ENDED       ENDED       ENDED         ENDED
                                       APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     APRIL 30,
                                         2017          2016        2015        2014        2013        2012         2017
-------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)                                                                (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $    34.32     $    33.04  $    32.24  $    27.77  $    25.83  $    23.25  $    19.52
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.74           1.09        0.90        0.72        0.67        0.57        0.26
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       0.49           1.18        0.95        4.62        1.95        2.74        1.91
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       1.23           2.27        1.85        5.34        2.62        3.31        2.17
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.61)         (0.99)      (1.05)      (0.87)      (0.68)      (0.73)      (0.20)
  Net Realized Gains................      (0.31)            --          --          --          --          --          --
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.92)         (0.99)      (1.05)      (0.87)      (0.68)      (0.73)      (0.20)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    34.63     $    34.32  $    33.04  $    32.24  $    27.77  $    25.83  $    21.49
===================================  ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................       3.66%(D)       6.89%       5.89%      19.80%      10.28%      14.45%      11.19%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $7,888,784     $7,260,180  $6,553,192  $6,607,759  $4,677,418  $3,716,389  $4,130,707
Ratio of Expenses to Average
 Net Assets.........................       0.18%(E)       0.18%       0.18%       0.18%       0.18%       0.22%       0.24%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and Fees
 Paid Indirectly)...................       0.19%(E)       0.19%       0.19%       0.19%       0.19%       0.23%       0.26%
Ratio of Net Investment Income to
 Average Net Assets.................       4.32%(E)       3.15%       2.75%       2.48%       2.42%       2.29%       2.61%(E)
Portfolio Turnover Rate.............          1%(D)          3%          4%          0%          1%          0%          2%(D)
-------------------------------------------------------------------------------------------------------------------------------

                                            LARGE CAP INTERNATIONAL PORTFOLIO
                                     -------------------------------------------------------------
                                         YEAR         YEAR        YEAR        YEAR        YEAR
                                        ENDED        ENDED       ENDED       ENDED       ENDED
                                       OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                         2016         2015        2014        2013        2012
--------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    20.36   $    21.59   $    22.20  $    18.33  $    17.91
                                     ----------   ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.57         0.58         0.75        0.58        0.60
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (0.86)       (1.24)       (0.62)       3.90        0.40
                                     ----------   ----------   ----------  ----------  ----------
   Total from Investment
    Operations......................      (0.29)       (0.66)        0.13        4.48        1.00
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.55)       (0.57)       (0.74)      (0.61)      (0.58)
  Net Realized Gains................         --           --           --          --          --
                                     ----------   ----------   ----------  ----------  ----------
   Total Distributions..............      (0.55)       (0.57)       (0.74)      (0.61)      (0.58)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    19.52   $    20.36   $    21.59  $    22.20  $    18.33
===================================  ==========   ==========   ==========  ==========  ==========
Total Return........................      (1.30)%      (3.10)%       0.47%      24.85%       5.89%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $3,527,775   $3,150,334   $3,127,847  $2,755,114  $2,055,759
Ratio of Expenses to Average
 Net Assets.........................       0.28%        0.29%        0.28%       0.29%       0.30%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and Fees
 Paid Indirectly)...................       0.28%        0.29%        0.28%       0.29%       0.30%
Ratio of Net Investment Income to
 Average Net Assets.................       2.95%        2.71%        3.35%       2.90%       3.38%
Portfolio Turnover Rate.............         10%          10%           4%          5%          4%
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          INTERNATIONAL CORE EQUITY PORTFOLIO
                                                    --------------------------------------------------------------------
                                                      SIX MONTHS        YEAR         YEAR          YEAR         YEAR
                                                         ENDED         ENDED        ENDED         ENDED        ENDED
                                                       APRIL 30,      OCT. 31,     OCT. 31,      OCT. 31,     OCT. 31,
                                                         2017           2016         2015          2014         2013
-------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period............... $     11.58     $     11.69  $     12.15   $     12.57   $    10.10
                                                    -----------     -----------  -----------   -----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..................        0.15            0.32         0.32          0.38         0.31
 Net Gains (Losses) on Securities (Realized and
  Unrealized)......................................        1.22           (0.15)       (0.45)        (0.43)        2.47
                                                    -----------     -----------  -----------   -----------   ----------
   Total from Investment Operations................        1.37            0.17        (0.13)        (0.05)        2.78
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.............................       (0.10)          (0.28)       (0.33)        (0.37)       (0.31)
 Net Realized Gains................................          --              --           --            --           --
                                                    -----------     -----------  -----------   -----------   ----------
   Total Distributions.............................       (0.10)          (0.28)       (0.33)        (0.37)       (0.31)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $     12.85     $     11.58  $     11.69   $     12.15   $    12.57
=================================================== ===========     ===========  ===========   ===========   ==========
Total Return.......................................       11.94%(D)        1.62%       (1.10)%       (0.55)%      27.98%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $21,015,354     $16,983,011  $14,420,568   $12,294,542   $9,508,466
Ratio of Expenses to Average Net Assets (B)........        0.32%(E)        0.38%        0.38%         0.38%        0.39%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly) (B).........................        0.35%(E)        0.38%        0.38%         0.38%        0.39%
Ratio of Net Investment Income to Average Net
 Assets............................................        2.53%(E)        2.83%        2.63%         3.01%        2.80%
Portfolio Turnover Rate............................           3%(D)           2%           4%            7%           3%
-------------------------------------------------------------------------------------------------------------------------

                                                    -----------
                                                       YEAR
                                                      ENDED
                                                     OCT. 31,
                                                       2012
----------------------------------------------------------------

Net Asset Value, Beginning of Period............... $     9.89
                                                    ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..................       0.31
 Net Gains (Losses) on Securities (Realized and
  Unrealized)......................................       0.20
                                                    ----------
   Total from Investment Operations................       0.51
----------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.............................      (0.30)
 Net Realized Gains................................         --
                                                    ----------
   Total Distributions.............................      (0.30)
----------------------------------------------------------------
Net Asset Value, End of Period..................... $    10.10
=================================================== ==========
Total Return.......................................       5.49%
----------------------------------------------------------------
Net Assets, End of Period (thousands).............. $6,482,738
Ratio of Expenses to Average Net Assets (B)........       0.40%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly) (B).........................       0.40%
Ratio of Net Investment Income to Average Net
 Assets............................................       3.18%
Portfolio Turnover Rate............................          5%
----------------------------------------------------------------

                                                                        INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                    ----------------------------------------------------------------------------
                                                      SIX MONTHS        YEAR        YEAR         YEAR        YEAR        YEAR
                                                         ENDED         ENDED       ENDED        ENDED       ENDED       ENDED
                                                       APRIL 30,      OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                         2017           2016        2015         2014        2013        2012
---------------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period............... $     17.78     $     17.78  $    18.24  $    19.40   $    15.28  $    15.21
                                                    -----------     -----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..................        0.20            0.43        0.41        0.42         0.42        0.38
 Net Gains (Losses) on Securities (Realized and
  Unrealized)......................................        1.95            0.48        0.12       (0.62)        4.16        0.39
                                                    -----------     -----------  ----------  ----------   ----------  ----------
   Total from Investment Operations................        2.15            0.91        0.53       (0.20)        4.58        0.77
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.............................       (0.14)          (0.51)      (0.42)      (0.42)       (0.37)      (0.42)
 Net Realized Gains................................       (0.46)          (0.40)      (0.57)      (0.54)       (0.09)      (0.28)
                                                    -----------     -----------  ----------  ----------   ----------  ----------
   Total Distributions.............................       (0.60)          (0.91)      (0.99)      (0.96)       (0.46)      (0.70)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $     19.33     $     17.78  $    17.78  $    18.24   $    19.40  $    15.28
=================================================== ===========     ===========  ==========  ==========   ==========  ==========
Total Return.......................................       12.60%(D)        5.43%       3.30%      (1.09)%      30.66%       5.63%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $12,091,228     $10,387,361  $9,323,492  $8,844,517   $8,520,717  $6,423,160
Ratio of Expenses to Average Net Assets (B)........        0.53%(E)        0.53%       0.54%       0.53%        0.54%       0.56%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly) (B).........................        0.53%(E)        0.53%       0.54%       0.53%        0.54%       0.56%
Ratio of Net Investment Income to Average Net
 Assets............................................        2.21%(E)        2.47%       2.30%       2.15%        2.47%       2.58%
Portfolio Turnover Rate............................         N/A             N/A         N/A         N/A          N/A         N/A
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     GLOBAL SMALL
                                                   COMPANY PORTFOLIO                  JAPANESE SMALL COMPANY PORTFOLIO
                                                   -----------------   -----------------------------------------------------
                                                        PERIOD
                                                       JAN. 18,        SIX MONTHS      YEAR      YEAR      YEAR      YEAR
                                                      2017 (A) TO         ENDED       ENDED     ENDED     ENDED     ENDED
                                                       APRIL 30,        APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                         2017             2017         2016      2015      2014      2013
-----------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)      (UNAUDITED)
Net Asset Value, Beginning of Period..............      $ 10.00         $  23.01     $  20.46  $  19.15  $  19.33  $  14.99
                                                        -------         --------     --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................         0.05             0.22         0.32      0.25      0.24      0.26
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................         0.52             1.32         2.51      1.36      0.13      4.21
                                                        -------         --------     --------  --------  --------  --------
   Total from Investment Operations...............         0.57             1.54         2.83      1.61      0.37      4.47
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................           --            (0.43)       (0.28)    (0.30)    (0.55)    (0.13)
 Net Realized Gains...............................           --               --           --        --        --        --
                                                        -------         --------     --------  --------  --------  --------
   Total Distributions............................           --            (0.43)       (0.28)    (0.30)    (0.55)    (0.13)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................      $ 10.57         $  24.12     $  23.01  $  20.46  $  19.15  $  19.33
=================================================  =================   ===========   ========  ========  ========  ========
Total Return......................................         5.70%(D)         6.88%(D)    14.04%     8.62%     2.00%    30.06%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............      $10,470         $539,071     $509,413  $463,997  $508,190  $414,132
Ratio of Expenses to Average Net Assets (B).......         0.49%(C)(E)      0.53%(E)     0.54%     0.54%     0.55%     0.56%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................         1.41%(C)(E)      0.63%(E)     0.64%     0.57%     0.55%     0.56%
Ratio of Net Investment Income to Average Net
 Assets...........................................         1.01%(C)(E)      1.96%(E)     1.57%     1.27%     1.25%     1.51%
-----------------------------------------------------------------------------------------------------------------------------


                                                   ---------

                                                     YEAR
                                                    ENDED
                                                   OCT. 31,
                                                     2012
------------------------------------------------------------

Net Asset Value, Beginning of Period.............. $  15.24
                                                   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................     0.29
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................    (0.26)
                                                   --------
   Total from Investment Operations...............     0.03
------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................    (0.28)
 Net Realized Gains...............................       --
                                                   --------
   Total Distributions............................    (0.28)
------------------------------------------------------------
Net Asset Value, End of Period.................... $  14.99
=================================================  ========
Total Return......................................     0.20%
------------------------------------------------------------
Net Assets, End of Period (thousands)............. $293,968
Ratio of Expenses to Average Net Assets (B).......     0.57%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................     0.57%
Ratio of Net Investment Income to Average Net
 Assets...........................................     1.88%
------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                                         ----------------------------------------------------------------
                                                         SIX MONTHS      YEAR       YEAR       YEAR      YEAR      YEAR
                                                            ENDED       ENDED      ENDED      ENDED     ENDED     ENDED
                                                          APRIL 30,    OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                            2017         2016       2015       2014      2013      2012
---------------------------------------------------------------------------------------------------------------------------
                                                         (UNAUDITED)
Net Asset Value, Beginning of Period....................  $  21.27     $  19.06  $  22.88   $  24.82   $  23.22  $  23.04
                                                          --------     --------  --------   --------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................      0.27         0.71      0.75       0.83       1.01      0.87
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      0.69         2.24     (3.51)     (1.81)      1.37      0.58
                                                          --------     --------  --------   --------   --------  --------
   Total from Investment Operations.....................      0.96         2.95     (2.76)     (0.98)      2.38      1.45
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................     (0.75)       (0.74)    (1.06)     (0.96)     (0.78)    (1.27)
  Net Realized Gains....................................        --           --        --         --         --        --
                                                          --------     --------  --------   --------   --------  --------
   Total Distributions..................................     (0.75)       (0.74)    (1.06)     (0.96)     (0.78)    (1.27)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........................  $  21.48     $  21.27  $  19.06   $  22.88   $  24.82  $  23.22
======================================================== ===========   ========  ========   ========   ========  ========
Total Return............................................      4.82%(D)    16.18%   (12.19)%    (3.84)%    10.46%     7.09%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................  $282,786     $251,575  $200,270   $364,117   $331,166  $238,191
Ratio of Expenses to Average Net Assets (B).............      0.54%(E)     0.54%     0.55%      0.55%      0.57%     0.59%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)..................      0.64%(E)     0.64%     0.57%      0.55%      0.57%     0.59%
Ratio of Net Investment Income to Average Net Assets....      2.61%(E)     3.57%     3.67%      3.53%      4.26%     3.91%
---------------------------------------------------------------------------------------------------------------------------

                                                                   UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                         ----------------------------------------------------------
                                                         SIX MONTHS      YEAR      YEAR     YEAR     YEAR     YEAR
                                                            ENDED       ENDED     ENDED    ENDED    ENDED    ENDED
                                                          APRIL 30,    OCT. 31,  OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                                            2017         2016      2015     2014     2013     2012
--------------------------------------------------------------------------------------------------------------------
                                                         (UNAUDITED)
Net Asset Value, Beginning of Period....................   $ 27.21     $ 35.50   $ 35.92  $ 36.96  $ 27.81  $ 23.44
                                                           -------     -------   -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................      0.46        1.18      1.06     0.95     0.88     0.69
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      4.84       (6.55)     1.95    (0.65)    9.17     4.47
                                                           -------     -------   -------  -------  -------  -------
   Total from Investment Operations.....................      5.30       (5.37)     3.01     0.30    10.05     5.16
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................     (0.43)      (1.29)    (1.05)   (0.93)   (0.90)   (0.79)
  Net Realized Gains....................................     (1.15)      (1.63)    (2.38)   (0.41)      --       --
                                                           -------     -------   -------  -------  -------  -------
   Total Distributions..................................     (1.58)      (2.92)    (3.43)   (1.34)   (0.90)   (0.79)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........................   $ 30.93     $ 27.21   $ 35.50  $ 35.92  $ 36.96  $ 27.81
======================================================== ===========   ========  ======== ======== ======== ========
Total Return............................................     20.44%(D)  (16.20)%    9.43%    0.73%   36.81%   22.82%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................   $43,101     $32,323   $35,637  $35,050  $37,096  $31,316
Ratio of Expenses to Average Net Assets (B).............      0.59%(E)    0.59%     0.58%    0.58%    0.59%    0.60%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)..................      0.71%(E)    0.71%     0.62%    0.62%    0.63%    0.63%
Ratio of Net Investment Income to Average Net Assets....      3.30%(E)    3.87%     2.99%    2.50%    2.79%    2.83%
--------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          CONTINENTAL SMALL COMPANY PORTFOLIO
                                                   --------------------------------------------------------------------
                                                     SIX MONTHS         YEAR         YEAR         YEAR         YEAR
                                                        ENDED          ENDED        ENDED        ENDED        ENDED
                                                      APRIL 30,       OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                        2017            2016         2015         2014         2013
------------------------------------------------------------------------------------------------------------------------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period..............  $  21.48        $  20.74     $  19.34     $  20.26     $  14.51
                                                    --------        --------     --------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.22            0.43         0.43         0.42         0.37
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      3.65            0.72         1.38        (0.90)        5.78
                                                    --------        --------     --------     --------     --------
   Total from Investment Operations...............      3.87            1.15         1.81        (0.48)        6.15
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.08)          (0.41)       (0.41)       (0.44)       (0.40)
                                                    --------        --------     --------     --------     --------
   Total Distributions............................     (0.08)          (0.41)       (0.41)       (0.44)       (0.40)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  25.27        $  21.48     $  20.74     $  19.34     $  20.26
=================================================  ===========      ========     ========     ========     ========
Total Return......................................     18.09%(D)        5.70%        9.37%       (2.68)%      42.99%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $386,517        $292,117     $278,024     $168,961     $170,806
Ratio of Expenses to Average Net Assets...........      0.54%(B)(E)     0.54%(B)     0.55%(B)     0.56%(B)     0.58%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly)......................................      0.64%(B)(E)     0.64%(B)     0.58%(B)     0.56%(B)     0.58%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.94%(E)        2.08%        2.09%        1.97%        2.16%
Portfolio Turnover Rate...........................       N/A             N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------

                                                   ---------
                                                       YEAR
                                                      ENDED
                                                     OCT. 31,
                                                       2012
----------------------------------------------------------------

Net Asset Value, Beginning of Period.............. $  14.66
                                                   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................     0.39
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................    (0.17)
                                                   --------
   Total from Investment Operations...............     0.22
----------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................    (0.37)
                                                   --------
   Total Distributions............................    (0.37)
----------------------------------------------------------------
Net Asset Value, End of Period.................... $  14.51
=================================================  ========
Total Return......................................     1.85%
----------------------------------------------------------------
Net Assets, End of Period (thousands)............. $106,316
Ratio of Expenses to Average Net Assets...........     0.59%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly)......................................     0.59%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................     2.78%
Portfolio Turnover Rate...........................      N/A
----------------------------------------------------------------

                                                               DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                                   --------------------------------------------------------------------------
                                                    SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                                       ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                                     APRIL 30,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                       2017          2016         2015        2014        2013        2012
------------------------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period.............. $     5.23     $     5.27  $     5.63   $     5.48  $     5.67  $     4.90
                                                   ----------     ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.10           0.20        0.19         0.22        0.22        0.27
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.07          (0.15)      (0.22)        0.19        0.25        0.75
                                                   ----------     ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations...............       0.17           0.05       (0.03)        0.41        0.47        1.02
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.41)         (0.09)      (0.33)       (0.26)      (0.66)      (0.25)
                                                   ----------     ----------  ----------   ----------  ----------  ----------
   Total Distributions............................      (0.41)         (0.09)      (0.33)       (0.26)      (0.66)      (0.25)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     4.99     $     5.23  $     5.27   $     5.63  $     5.48  $     5.67
=================================================  ===========    ==========  ==========   ==========  ==========  ==========
Total Return......................................       3.79%(D)       1.05%      (0.37)%       8.21%       9.24%      22.34%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $4,749,256     $4,181,623  $3,540,092   $3,088,376  $2,158,977  $1,531,708
Ratio of Expenses to Average Net Assets...........       0.28%(E)       0.28%       0.32%        0.38%       0.39%       0.41%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly)......................................       0.28%(E)       0.28%       0.32%        0.38%       0.39%       0.41%
Ratio of Net Investment Income to Average Net
 Assets...........................................       4.02%(E)       3.71%       3.64%        4.14%       4.07%       5.45%
Portfolio Turnover Rate...........................          1%(D)          1%          2%           1%          5%          3%
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                     ----------------------------------------------------------------------------------------
                                        SIX MONTHS          YEAR           YEAR           YEAR           YEAR           YEAR
                                           ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
                                         APRIL 30,        OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,
                                           2017             2016           2015           2014           2013           2012
----------------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $    10.84        $    10.59     $    10.63     $     9.59     $     9.33     $     8.21
                                     ----------        ----------     ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.41              0.27           0.44           0.31           0.49           0.29
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (0.05)             0.23          (0.09)          1.05           0.37           1.07
                                     ----------        ----------     ----------     ----------     ----------     ----------
   Total from Investment
    Operations......................       0.36              0.50           0.35           1.36           0.86           1.36
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.50)            (0.25)         (0.39)         (0.32)         (0.60)         (0.24)
  Net Realized Gains................      (0.03)               --             --             --             --             --
                                     ----------        ----------     ----------     ----------     ----------     ----------
   Total Distributions..............      (0.53)            (0.25)         (0.39)         (0.32)         (0.60)         (0.24)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    10.67        $    10.84     $    10.59     $    10.63     $     9.59     $     9.33
===================================  ===========       ==========     ==========     ==========     ==========     ==========
Total Return........................       3.58%(D)          4.87%          3.44%         14.98%          9.74%         17.33%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $5,575,827        $4,888,955     $4,059,916     $3,305,472     $2,082,707     $1,315,547
Ratio of Expenses to Average Net
 Assets.............................       0.24%(B)(E)       0.24%(B)       0.27%(B)       0.32%(B)       0.32%(B)       0.34%(B)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and Fees
 Paid Indirectly)...................       0.36%(B)(E)       0.38%(B)       0.45%(B)       0.55%(B)       0.55%(B)       0.60%(B)
Ratio of Net Investment Income to
 Average Net Assets.................       7.78%(E)          2.45%          4.16%          3.21%          5.18%          3.38%
Portfolio Turnover Rate.............          2%(D)             2%             1%           N/A            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------

                                                       DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                     ------------------------------------------------------------------------------
                                       SIX MONTHS        YEAR         YEAR         YEAR         YEAR        YEAR
                                          ENDED         ENDED        ENDED        ENDED        ENDED       ENDED
                                        APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                          2017           2016         2015         2014         2013        2012
--------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $     19.31     $     19.44  $     19.55  $     20.17  $     15.16  $    14.85
                                     -----------     -----------  -----------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................        0.17            0.44         0.38         0.37         0.37        0.34
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        2.31            0.29         0.22        (0.34)        5.21        0.61
                                     -----------     -----------  -----------  -----------  -----------  ----------
   Total from Investment
    Operations......................        2.48            0.73         0.60         0.03         5.58        0.95
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............       (0.16)          (0.58)       (0.37)       (0.35)       (0.36)      (0.36)
  Net Realized Gains................       (0.62)          (0.28)       (0.34)       (0.30)       (0.21)      (0.28)
                                     -----------     -----------  -----------  -----------  -----------  ----------
   Total Distributions..............       (0.78)          (0.86)       (0.71)       (0.65)       (0.57)      (0.64)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     21.01     $     19.31  $     19.44  $     19.55  $     20.17  $    15.16
===================================  ===========     ===========  ===========  ===========  ===========  ==========
Total Return........................       13.29%(D)        4.09%        3.31%        0.13%       37.79%       6.92%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $14,562,703     $13,009,729  $12,577,575  $11,684,771  $11,148,899  $8,266,610
Ratio of Expenses to Average Net
 Assets.............................        0.68%(E)        0.68%        0.69%        0.68%        0.69%       0.71%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and Fees
 Paid Indirectly)...................        0.68%(E)        0.68%        0.69%        0.68%        0.69%       0.71%
Ratio of Net Investment Income to
 Average Net Assets.................        1.77%(E)        2.38%        1.94%        1.78%        2.16%       2.30%
Portfolio Turnover Rate.............          10%(D)          19%          18%           8%           9%         18%
--------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                               -------------------------------------------------------------------------
                                                SIX MONTHS       YEAR         YEAR         YEAR        YEAR       YEAR
                                                   ENDED        ENDED        ENDED        ENDED       ENDED      ENDED
                                                 APRIL 30,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,   OCT. 31,
                                                   2017          2016         2015         2014        2013       2012
--------------------------------------------------------------------------------------------------------------------------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period.......... $    10.78     $    10.76  $    11.26   $    11.75   $     9.33  $   9.34
                                               ----------     ----------  ----------   ----------   ----------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.13           0.28        0.28         0.32         0.26      0.27
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       1.19           0.05       (0.41)       (0.43)        2.44      0.14
                                               ----------     ----------  ----------   ----------   ----------  --------
   Total from Investment Operations...........       1.32           0.33       (0.13)       (0.11)        2.70      0.41
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.09)         (0.27)      (0.27)       (0.30)       (0.25)    (0.27)
  Net Realized Gains..........................      (0.02)         (0.04)      (0.10)       (0.08)       (0.03)    (0.15)
                                               ----------     ----------  ----------   ----------   ----------  --------
   Total Distributions........................      (0.11)         (0.31)      (0.37)       (0.38)       (0.28)    (0.42)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    11.99     $    10.78  $    10.76   $    11.26   $    11.75  $   9.33
============================================== ===========    ==========  ==========   ==========   ==========  ========
Total Return..................................      12.36%(D)       3.21%      (1.14)%      (1.05)%      29.52%     4.90%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $2,194,231     $1,856,474  $1,594,914   $1,305,553   $1,090,774  $561,399
Ratio of Expenses to Average Net Assets.......       0.48%(E)       0.49%       0.50%        0.49%        0.51%     0.54%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly)..................................       0.48%(E)       0.49%       0.50%        0.49%        0.51%     0.54%
Ratio of Net Investment Income to Average Net
 Assets.......................................       2.34%(E)       2.73%       2.50%        2.64%        2.51%     2.94%
Portfolio Turnover Rate.......................          2%(D)          4%          8%           8%           2%        5%
--------------------------------------------------------------------------------------------------------------------------

                                                                        WORLD EX U.S. VALUE PORTFOLIO
                                               ----------------------------------------------------------------------------
                                                 SIX MONTHS         YEAR         YEAR         YEAR         YEAR        YEAR
                                                    ENDED          ENDED        ENDED        ENDED        ENDED       ENDED
                                                  APRIL 30,       OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                    2017            2016         2015         2014         2013        2012
-------------------------------------------------------------------------------------------------------------------------------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period..........  $  10.31        $  10.28     $  11.43     $  11.93     $   9.94     $  9.96
                                                --------        --------     --------     --------     --------     -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.12            0.31         0.30         0.42         0.29        0.29
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      1.08            0.03        (1.18)       (0.50)        2.02       (0.05)
                                                --------        --------     --------     --------     --------     -------
   Total from Investment Operations...........      1.20            0.34        (0.88)       (0.08)        2.31        0.24
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.11)          (0.31)       (0.27)       (0.42)       (0.32)      (0.26)
  Net Realized Gains..........................        --              --           --           --           --          --
                                                --------        --------     --------     --------     --------     -------
   Total Distributions........................     (0.11)          (0.31)       (0.27)       (0.42)       (0.32)      (0.26)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................  $  11.40        $  10.31     $  10.28     $  11.43     $  11.93     $  9.94
============================================== ===========      ========     ========     ========     ========     ========
Total Return..................................     11.70%(D)        3.54%       (7.77)%      (0.81)%      23.61%       2.70%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........  $216,883        $188,154     $155,301     $113,951     $117,587     $57,197
Ratio of Expenses to Average Net Assets.......      0.52%(B)(E)     0.53%(B)     0.53%(B)     0.57%(B)     0.60%(B)    0.60%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly)..................................      0.74%(B)(E)     0.76%(B)     0.75%(B)     0.76%(B)     0.76%(B)    0.84%(B)
Ratio of Net Investment Income to Average Net
 Assets.......................................      2.26%(E)        3.20%        2.69%        3.54%        2.61%       2.97%
Portfolio Turnover Rate.......................       N/A             N/A          N/A          N/A          N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               WORLD EX U.S. TARGETED VALUE PORTFOLIO
                                                    -----------------------------------------------------        --------------
                                                                                                     PERIOD
                                                    SIX MONTHS      YEAR       YEAR      YEAR       NOV. 1,       SIX MONTHS
                                                       ENDED       ENDED      ENDED     ENDED      2012(A) TO        ENDED
                                                     APRIL 30,    OCT. 31,   OCT. 31,  OCT. 31,     OCT. 31,       APRIL 30,
                                                       2017         2016       2015      2014         2013           2017
--------------------------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)                                                   (UNAUDITED)
Net Asset Value, Beginning of Period...............  $  12.04     $  11.44  $  12.08   $  12.46   $ 10.00        $     9.93
                                                     --------     --------  --------   --------   -------        ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.09         0.25      0.23       0.23      0.20              0.11
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      1.58         0.55     (0.58)     (0.22)     2.46              1.01
                                                     --------     --------  --------   --------   -------        ----------
   Total from Investment Operations................      1.67         0.80     (0.35)      0.01      2.66              1.12
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.07)       (0.20)    (0.26)     (0.24)    (0.20)            (0.08)
  Net Realized Gains...............................        --           --     (0.03)     (0.15)       --                --
                                                     --------     --------  --------   --------   -------        ----------
   Total Distributions.............................     (0.07)       (0.20)    (0.29)     (0.39)    (0.20)            (0.08)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  13.64     $  12.04  $  11.44   $  12.08   $ 12.46        $    10.97
=================================================== ===========   ========  ========   ========  ==========      ===========
Total Return.......................................     13.90%(D)     7.18%    (2.88)%     0.06%    26.90%(D)         11.33%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $378,140     $281,212  $227,731   $151,096   $96,010        $2,189,521
Ratio of Expenses to Average Net Assets (B)........      0.70%(E)     0.76%     0.65%      0.69%     0.79%(C)(E)       0.41%(E)
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly) (B).........................      0.70%(E)     0.77%     1.06%      1.17%     1.27%(C)(E)       0.42%(E)
Ratio of Net Investment Income (Loss) to Average
 Net Assets........................................      1.46%(E)     2.18%     1.95%      1.84%     1.78%(C)(E)       2.15%(E)
Portfolio Turnover Rate............................         7%(D)       28%        1%       N/A       N/A                 2%(D)
--------------------------------------------------------------------------------------------------------------------------------

                                                      WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                    ----------------------------------------------
                                                                                            PERIOD
                                                       YEAR         YEAR        YEAR       APRIL 9,
                                                      ENDED        ENDED       ENDED      2013(A) TO
                                                     OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                                       2016         2015        2014         2013
--------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period............... $     9.83  $    10.49   $  10.77    $  10.00
                                                    ----------  ----------   --------    --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.26        0.26       0.28        0.18
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       0.08       (0.72)     (0.27)       0.77
                                                    ----------  ----------   --------    --------
   Total from Investment Operations................       0.34       (0.46)      0.01        0.95
--------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.24)      (0.20)     (0.28)      (0.18)
  Net Realized Gains...............................         --          --      (0.01)         --
                                                    ----------  ----------   --------    --------
   Total Distributions.............................      (0.24)      (0.20)     (0.29)      (0.18)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $     9.93  $     9.83   $  10.49    $  10.77
=================================================== ==========  ==========   ========   ==========
Total Return.......................................       3.58%      (4.50)%    (0.04)%      9.62%(D)
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $1,656,445  $1,170,828   $406,648    $129,720
Ratio of Expenses to Average Net Assets (B)........       0.47%       0.47%      0.47%       0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly) (B).........................       0.47%       0.52%      0.88%       0.97%(C)(E)
Ratio of Net Investment Income (Loss) to Average
 Net Assets........................................       2.67%       2.54%      2.59%       3.12%(C)(E)
Portfolio Turnover Rate............................          1%          1%       N/A         N/A
--------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               WORLD CORE EQUITY PORTFOLIO
                                           -------------------------------------------------------------        -------------
                                                                                                   PERIOD
                                           SIX MONTHS      YEAR       YEAR      YEAR     YEAR     MARCH 7,      SIX MONTHS
                                              ENDED       ENDED      ENDED     ENDED    ENDED    2012(A) TO        ENDED
                                            APRIL 30,    OCT. 31,   OCT. 31,  OCT. 31, OCT. 31,   OCT. 31,       APRIL 30,
                                              2017         2016       2015      2014     2013       2012           2017
------------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)                                                          (UNAUDITED)
Net Asset Value, Beginning of Period......  $  13.14     $  12.94  $  13.33   $ 12.71   $10.24    $10.00         $  13.67
                                            --------     --------  --------   -------   ------    ------         --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........      0.11         0.27      0.26      0.17     0.23      0.16             0.10
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............      1.60         0.20     (0.35)     0.87     2.47      0.19             1.69
                                            --------     --------  --------   -------   ------    ------         --------
   Total from Investment Operations.......      1.71         0.47     (0.09)     1.04     2.70      0.35             1.79
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................     (0.12)       (0.26)    (0.26)    (0.24)   (0.23)    (0.11)           (0.31)
  Net Realized Gains......................     (0.05)       (0.01)    (0.04)    (0.18)      --        --            (0.12)
                                            --------     --------  --------   -------   ------    ------         --------
   Total Distributions....................     (0.17)       (0.27)    (0.30)    (0.42)   (0.23)    (0.11)           (0.43)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............  $  14.68     $  13.14  $  12.94   $ 13.33   $12.71    $10.24         $  15.03
========================================== ===========   ========  ========   ======== ======== ==========      ===========
Total Return..............................     13.08%(D)     3.73%    (0.61)%    8.36%   26.77%     3.54%(D)        13.30%(D)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).....  $449,153     $370,229  $202,655   $75,707   $1,728    $  191         $337,793
Ratio of Expenses to Average Net
 Assets (B)...............................      0.35%(E)     0.35%     0.35%     0.35%    0.40%     0.40%(C)(E)      0.34%(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...........      0.60%(E)     0.64%     0.65%     0.97%    5.71%    52.27%(C)(E)      0.61%(E)
Ratio of Net Investment Income to Average
 Net Assets...............................      1.61%(E)     2.14%     1.95%     1.27%    2.01%     2.40%(C)(E)      1.46%(E)
------------------------------------------------------------------------------------------------------------------------------

                                           SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                           -------------------------------------------------
                                                                                       PERIOD
                                             YEAR       YEAR      YEAR      YEAR      NOV. 14,
                                            ENDED      ENDED     ENDED     ENDED     2011(A) TO
                                           OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,
                                             2016       2015      2014      2013        2012
--------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period...... $  13.50  $  14.20   $  13.63  $ 10.87   $ 10.00
                                           --------  --------   --------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........     0.26      0.27       0.27     0.24      0.22
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............     0.30     (0.34)      0.76     2.65      0.87
                                           --------  --------   --------  -------   -------
   Total from Investment Operations.......     0.56     (0.07)      1.03     2.89      1.09
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................    (0.35)    (0.42)     (0.32)   (0.10)    (0.22)
  Net Realized Gains......................    (0.04)    (0.21)     (0.14)   (0.03)       --
                                           --------  --------   --------  -------   -------
   Total Distributions....................    (0.39)    (0.63)     (0.46)   (0.13)    (0.22)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $  13.67  $  13.50   $  14.20  $ 13.63   $ 10.87
========================================== ========  ========   ========  ======== ==========
Total Return..............................     4.32%    (0.34)%     7.83%   26.86%    11.11%(D)
--------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $289,904  $245,106   $147,276  $91,348   $34,950
Ratio of Expenses to Average Net
 Assets (B)...............................     0.35%     0.40%      0.40%    0.40%     0.40%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...........     0.64%     0.66%      0.69%    0.72%     1.00%(C)(E)
Ratio of Net Investment Income to Average
 Net Assets...............................     2.03%     1.93%      1.94%    1.93%     2.13%(C)(E)
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 EMERGING MARKETS PORTFOLIO
                                         --------------------------------------------------------------------------
                                          SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                             ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                           APRIL 30,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                             2017          2016         2015        2014        2013        2012
---------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period.... $    24.12     $    22.17  $    26.64   $    26.97  $    26.06  $    26.68
                                         ----------     ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......       0.14           0.45        0.49         0.56        0.52        0.55
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............       2.06           1.95       (4.54)       (0.20)       1.17        0.37
                                         ----------     ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations.....       2.20           2.40       (4.05)        0.36        1.69        0.92
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................      (0.13)         (0.45)      (0.42)       (0.53)      (0.50)      (0.50)
  Net Realized Gains....................         --             --          --        (0.16)      (0.28)      (1.04)
                                         ----------     ----------  ----------   ----------  ----------  ----------
   Total Distributions..................      (0.13)         (0.45)      (0.42)       (0.69)      (0.78)      (1.54)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    26.19     $    24.12  $    22.17   $    26.64  $    26.97  $    26.06
======================================== ===========    ==========  ==========   ==========  ==========  ==========
Total Return............................       9.21%(D)      11.01%     (15.24)%       1.33%       6.58%       4.08%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $5,688,120     $4,915,400  $4,321,530   $4,073,698  $3,655,740  $2,797,177
Ratio of Expenses to Average Net
 Assets (B).............................       0.53%(E)       0.56%       0.57%        0.56%       0.57%       0.61%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor) (B)...........................       0.63%(E)       0.66%       0.60%        0.56%       0.57%       0.61%
Ratio of Net Investment Income to
 Average Net Assets.....................       1.19%(E)       2.04%       1.97%        2.11%       1.97%       2.14%
---------------------------------------------------------------------------------------------------------------------

                                                            EMERGING MARKETS SMALL CAP PORTFOLIO
                                         --------------------------------------------------------------------------
                                          SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                             ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                           APRIL 30,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                             2017          2016         2015        2014        2013        2012
--------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period.... $    20.39     $    18.51  $    21.42   $    21.10  $    20.33  $    19.85
                                         ----------     ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......       0.14           0.45        0.43         0.43        0.40        0.40
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............       1.75           2.04       (2.53)        0.62        1.37        0.83
                                         ----------     ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations.....       1.89           2.49       (2.10)        1.05        1.77        1.23
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................      (0.25)         (0.47)      (0.41)       (0.40)      (0.39)      (0.35)
  Net Realized Gains....................      (0.46)         (0.14)      (0.40)       (0.33)      (0.61)      (0.40)
                                         ----------     ----------  ----------   ----------  ----------  ----------
   Total Distributions..................      (0.71)         (0.61)      (0.81)       (0.73)      (1.00)      (0.75)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    21.57     $    20.39  $    18.51   $    21.42  $    21.10  $    20.33
======================================== ===========    ==========  ==========   ==========  ==========  ==========
Total Return............................       9.83%(D)      13.96%      (9.88)%       5.12%       8.92%       6.71%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $6,504,097     $5,459,509  $4,845,174   $4,860,603  $4,041,863  $2,907,673
Ratio of Expenses to Average Net
 Assets (B).............................       0.72%(E)       0.72%       0.73%        0.72%       0.75%       0.82%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor) (B)...........................       0.92%(E)       0.92%       0.78%        0.72%       0.75%       0.82%
Ratio of Net Investment Income to
 Average Net Assets.....................       1.39%(E)       2.43%       2.16%        2.02%       1.91%       2.01%
--------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES
                                                             ------------------------------------------------------------
                                                             SIX MONTHS      YEAR     YEAR      YEAR      YEAR      YEAR
                                                                ENDED       ENDED    ENDED     ENDED     ENDED     ENDED
                                                              APRIL 30,    OCT. 31, OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                2017         2016     2015      2014      2013      2012
--------------------------------------------------------------------------------------------------------------------------
                                                             (UNAUDITED)
Net Asset Value, Beginning of Period........................   $ 24.71     $ 22.18  $ 27.79   $ 29.27   $  28.21  $ 29.02
                                                               -------     -------  -------   -------   --------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.07        0.46     0.49      0.59       0.47     0.50
 Net Gains (Losses) on Securities (Realized and Unrealized).      2.73        2.75    (5.61)    (1.10)      1.68    (0.45)
                                                               -------     -------  -------   -------   --------  -------
   Total from Investment Operations.........................      2.80        3.21    (5.12)    (0.51)      2.15     0.05
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.12)      (0.68)   (0.49)    (0.55)     (0.50)   (0.47)
 Net Realized Gains.........................................        --          --       --     (0.42)     (0.59)   (0.39)
                                                               -------     -------  -------   -------   --------  -------
   Total Distributions......................................     (0.12)      (0.68)   (0.49)    (0.97)     (1.09)   (0.86)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................   $ 27.39     $ 24.71  $ 22.18   $ 27.79   $  29.27  $ 28.21
===========================================================  ===========   ======== ========  ========  ========  ========
Total Return................................................     11.40%(D)   14.98%  (18.49)%   (1.75)%     7.75%    0.43%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................   $24,119     $97,923  $74,076   $99,066   $106,070  $99,111
Ratio of Expenses to Average Net Assets (B).................      0.81%(E)    0.81%    0.81%     0.80%      0.82%    0.86%
Ratio of Expenses to Average Net Assets (Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly) (B).........      0.91%(E)    0.91%    0.84%     0.80%      0.82%    0.86%
Ratio of Net Investment Income to Average Net Assets........      0.57%(E)    2.08%    1.93%     2.09%      1.65%    1.78%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                               ---------------------------------------------------------------------------------
                                                 SIX MONTHS        YEAR         YEAR          YEAR          YEAR         YEAR
                                                    ENDED         ENDED        ENDED         ENDED         ENDED        ENDED
                                                  APRIL 30,      OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                                                    2017           2016         2015          2014          2013         2012
---------------------------------------------------------------------------------------------------------------------------------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period.......... $     24.84     $     22.22  $     27.81   $     29.28   $     28.22  $     29.02
                                               -----------     -----------  -----------   -----------   -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............        0.15            0.51         0.54          0.66          0.55         0.57
 Net Gains (Losses) on Securities (Realized
   and Unrealized)............................        2.69            2.77        (5.60)        (1.10)         1.67        (0.44)
                                               -----------     -----------  -----------   -----------   -----------  -----------
   Total from Investment Operations...........        2.84            3.28        (5.06)        (0.44)         2.22         0.13
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................       (0.13)          (0.66)       (0.53)        (0.61)        (0.57)       (0.54)
 Net Realized Gains...........................          --              --           --         (0.42)        (0.59)       (0.39)
                                               -----------     -----------  -----------   -----------   -----------  -----------
   Total Distributions........................       (0.13)          (0.66)       (0.53)        (1.03)        (1.16)       (0.93)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $     27.55     $     24.84  $     22.22   $     27.81   $     29.28  $     28.22
=============================================  ===========     ===========  ===========   ===========   ===========  ===========
Total Return..................................       11.49%(D)       15.23%      (18.27)%       (1.51)%        8.01%        0.70%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $17,947,983     $16,304,321  $14,834,888   $18,647,276   $19,162,837  $16,589,619
Ratio of Expenses to Average Net Assets (B)...        0.56%(E)        0.56%        0.56%         0.55%         0.57%        0.61%
Ratio of Expenses to Average Net Assets (Fees
 (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor
 and Fees Paid Indirectly) (B)................        0.66%(E)        0.66%        0.59%         0.55%         0.57%        0.61%
Ratio of Net Investment Income to Average Net
 Assets.......................................        1.21%(E)        2.31%        2.12%         2.35%         1.91%        2.03%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      EMERGING MARKETS CORE EQUITY PORTFOLIO
                                                 -------------------------------------------------------------------------------
                                                   SIX MONTHS        YEAR         YEAR          YEAR         YEAR        YEAR
                                                      ENDED         ENDED        ENDED         ENDED        ENDED       ENDED
                                                    APRIL 30,      OCT. 31,     OCT. 31,      OCT. 31,     OCT. 31,    OCT. 31,
                                                      2017           2016         2015          2014         2013        2012
---------------------------------------------------------------------------------------------------------------------------------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period............ $     18.40     $     16.81  $     20.08   $     20.09  $     19.00  $    18.73
                                                 -----------     -----------  -----------   -----------  -----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...............        0.12            0.37         0.39          0.42         0.39        0.41
 Net Gains (Losses) on Securities (Realized and
   Unrealized)..................................        1.65            1.59        (3.29)        (0.03)        1.07        0.23
                                                 -----------     -----------  -----------   -----------  -----------  ----------
   Total from Investment Operations.............        1.77            1.96        (2.90)         0.39         1.46        0.64
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..........................       (0.09)          (0.37)       (0.37)        (0.40)       (0.37)      (0.37)
                                                 -----------     -----------  -----------   -----------  -----------  ----------
   Total Distributions..........................       (0.09)          (0.37)       (0.37)        (0.40)       (0.37)      (0.37)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................. $     20.08     $     18.40  $     16.81   $     20.08  $     20.09  $    19.00
===============================================  ===========     ===========  ===========   ===========  ===========  ==========
Total Return....................................        9.68%(D)       11.87%      (14.49)%        1.89%        7.75%       3.55%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........... $22,299,430     $18,712,966  $14,856,878   $15,727,547  $13,020,962  $8,594,707
Ratio of Expenses to Average Net Assets.........        0.56%(E)        0.61%        0.62%         0.61%        0.63%       0.68%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly).        0.58%(E)        0.61%        0.62%         0.61%        0.63%       0.68%
Ratio of Net Investment Income to Average Net
 Assets.........................................        1.28%(E)        2.20%        2.06%         2.10%        1.97%       2.18%
Portfolio Turnover Rate.........................           2%(D)           3%           5%            2%           1%          1%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-six operational portfolios, of which thirty-two (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. Global Small Company Portfolio invests in six portfolios within the Fund and DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and directly in securities. World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three portfolios within the Fund. At April 30, 2017, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the underlying Master Funds as detailed below:

                                                                                 PERCENTAGE
                                                                                  OWNERSHIP
FEEDER FUNDS                            MASTER FUNDS                             AT 04/30/17
------------                            ------------                             -----------
U.S. Large Cap Value Portfolio          The U.S. Large Cap Value Series              85%
Japanese Small Company Portfolio        The Japanese Small Company Series            16%
Asia Pacific Small Company Portfolio    The Asia Pacific Small Company Series        17%
United Kingdom Small Company Portfolio  The United Kingdom Small Company Series       2%
Continental Small Company Portfolio     The Continental Small Company Series          8%
Emerging Markets Portfolio              The Emerging Markets Series                  99%
Emerging Markets Small Cap Portfolio    The Emerging Markets Small Cap Series        99%
Emerging Markets Value Portfolio        Dimensional Emerging Markets Value Fund      99%

                                                                                                   PERCENTAGE
                                                                                                    OWNERSHIP
FUND OF FUNDS                                  MASTER FUNDS                                        AT 04/30/17
-------------                                  ------------                                        -----------
International Small Company Portfolio          The Continental Small Company Series                    92%
                                               The Japanese Small Company Series                       84%
                                               The United Kingdom Small Company Series                 96%
                                               The Asia Pacific Small Company Series                   83%
                                               The Canadian Small Company Series                       98%
Global Small Company Portfolio                 U.S. Small Cap Portfolio                                --*
                                               The Continental Small Company Series                    --*
                                               The Japanese Small Company Series                       --*
                                               The Asia Pacific Small Company Series                   --*
                                               The United Kingdom Small Company Series                 --*
                                               The Canadian Small Company Series                       --*
                                               The Emerging Markets Small Cap Series                   --*
DFA Global Real Estate Securities Portfolio**  DFA Real Estate Securities Portfolio                    20%
                                               DFA International Real Estate Securities Portfolio      41%
World ex U.S. Value Portfolio                  Dimensional Emerging Markets Value Fund                 --*
                                               DFA International Small Cap Value Portfolio             --*
                                               The DFA International Value Series                       1%

                                                                                    PERCENTAGE
                                                                                     OWNERSHIP
FUND OF FUNDS                               MASTER FUNDS                            AT 04/30/17
-------------                               ------------                            -----------
World Core Equity Portfolio                 U.S. Core Equity 1 Portfolio                 1%
                                            International Core Equity Portfolio          1%
                                            Emerging Markets Core Equity Portfolio      --*
Selectively Hedged Global Equity Portfolio  U.S. Core Equity 2 Portfolio                 1%
                                            International Core Equity Portfolio          1%
                                            Emerging Markets Core Equity Portfolio      --*

* Amounts designated as -- are less than 1%.

**DFA Global Real Estate Securities Portfolio invests in two Master Funds as indicated and securities listed on its Summary Schedule of Investments.

   To achieve its investment objective, each feeder fund (collectively, "Feeder Funds") and Fund of Funds invests primarily in a corresponding master fund(s) ("Master Fund") as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Master Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invest in short-term temporary cash investments and futures. In addition, each international and global Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the

International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy. Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's, Global Small Company Portfolio's and World ex U.S. Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to all Portfolios.

   For the six months ended April 30, 2017, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Enhanced U.S. Large Company Portfolio.............. 0.20%
           U.S. Large Cap Equity Portfolio.................... 0.15%
           U.S. Large Cap Value Portfolio..................... 0.25%
           U.S. Targeted Value Portfolio...................... 0.35%
           U.S. Small Cap Value Portfolio..................... 0.50%
           U.S. Core Equity 1 Portfolio....................... 0.17%
           U.S. Core Equity 2 Portfolio....................... 0.20%
           U.S. Vector Equity Portfolio....................... 0.30%
           U.S. Small Cap Portfolio........................... 0.35%
           U.S. Micro Cap Portfolio........................... 0.50%
           DFA Real Estate Securities Portfolio............... 0.17%
           Large Cap International Portfolio (1).............. 0.23%
           International Core Equity Portfolio (2)............ 0.32%
           International Small Company Portfolio.............. 0.40%
           Global Small Company Portfolio..................... 0.45%
           Japanese Small Company Portfolio................... 0.50%
           Asia Pacific Small Company Portfolio............... 0.50%
           United Kingdom Small Company Portfolio............. 0.50%
           Continental Small Company Portfolio................ 0.50%
           DFA International Real Estate Securities Portfolio. 0.25%
           DFA Global Real Estate Securities Portfolio........ 0.20%

               DFA International Small Cap Value Portfolio. 0.65%
               International Vector Equity Portfolio....... 0.45%
               World ex U.S. Value Portfolio............... 0.47%
               World ex U.S. Targeted Value Portfolio...... 0.58%
               World ex U.S. Core Equity Portfolio (3)..... 0.37%
               World Core Equity Portfolio................. 0.30%
               Selectively Hedged Global Equity Portfolio.. 0.30%
               Emerging Markets Portfolio (4).............. 0.47%
               Emerging Markets Small Cap Portfolio........ 0.65%
               Emerging Markets Value Portfolio............ 0.50%
               Emerging Markets Core Equity Portfolio (5).. 0.52%

   (1) Effective February 28, 2017, the Large Cap International Portfolio's investment management fee was reduced from 0.25% to 0.20%.

   (2) Effective February 28, 2017, the International Core Equity Portfolio's investment management fee was reduced from 0.35% to 0.27%.

   (3) Effective February 28, 2017, the World ex U.S. Core Equity Portfolio's investment management fee was reduced from 0.40% to 0.32%.

   (4) Effective February 28, 2017, the Emerging Markets Portfolio's investment management fee was reduced from 0.50% to 0.42%.

   (5) Effective February 28, 2017, the Emerging Markets Core Equity Portfolio's investment management fee was reduced from 0.55% to 0.47%.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the six months ended April 30, 2017, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2017, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                               PREVIOUSLY         NET WAIVED
                                                                RECOVERY      WAIVED FEES/      FEES/EXPENSES
                                                              OF PREVIOUSLY     EXPENSES      ASSUMED (RECOVERED
                                                    EXPENSE   WAIVED FEES/       ASSUMED      PREVIOUSLY WAIVED
                                                   LIMITATION   EXPENSES    SUBJECT TO FUTURE   FEES/EXPENSES
                                                     AMOUNT      ASSUMED        RECOVERY           ASSUMED)
-                                                  ---------- ------------- ----------------- ------------------
INSTITUTIONAL CLASS SHARES
--------------------------
Enhanced U.S. Large Company Portfolio (1).........    0.15%         --           $   18             $   18
U.S. Large Cap Equity Portfolio (1)...............    0.19%         --               --                 --
U.S. Large Cap Value Portfolio (2)................    0.25%         --               --              9,883
U.S. Targeted Value Portfolio (3).................    0.50%         --               --                 --
U.S. Core Equity 1 Portfolio (1)..................    0.23%         --               --                 --
U.S. Core Equity 2 Portfolio (1)..................    0.26%         --               --                 --
U.S. Vector Equity Portfolio (1)..................    0.36%         --               --                 --
DFA Real Estate Securities Portfolio (1)..........    0.18%        $ 1            1,813                254

                                                                               PREVIOUSLY         NET WAIVED
                                                                RECOVERY      WAIVED FEES/      FEES/EXPENSES
                                                              OF PREVIOUSLY     EXPENSES      ASSUMED (RECOVERED
                                                    EXPENSE   WAIVED FEES/       ASSUMED      PREVIOUSLY WAIVED
                                                   LIMITATION   EXPENSES    SUBJECT TO FUTURE   FEES/EXPENSES
                                                     AMOUNT      ASSUMED        RECOVERY           ASSUMED)
-                                                  ---------- ------------- ----------------- ------------------
INSTITUTIONAL CLASS SHARES
--------------------------
Large Cap International Portfolio (1).............    0.24%         --           $   141            $  141
International Core Equity Portfolio (1)...........    0.30%         --             2,081             2,081
International Small Company Portfolio (4).........    0.45%         --                --                --
Global Small Company Portfolio (5)................    0.49%         --                16                16
Japanese Small Company Portfolio (6)..............    0.47%         --                --               253
Asia Pacific Small Company Portfolio (6)..........    0.47%         --                --               129
United Kingdom Small Company Portfolio (6)........    0.47%         --                25                26
Continental Small Company Portfolio (6)...........    0.47%         --                --               163
DFA International Real Estate Securities
  Portfolio (7)...................................    0.29%         --                --                --
DFA Global Real Estate Securities Portfolio (8)...    0.24%         --            19,735             3,138
International Vector Equity Portfolio (1).........    0.60%         --                --                --
World ex U.S. Value Portfolio (9).................    0.60%         --             1,020               224
World ex U.S. Targeted Value Portfolio (10).......    0.80%         --             1,232                --
World ex U.S. Core Equity Portfolio (11)..........    0.39%        110             1,455                69
World Core Equity Portfolio (12)..................    0.35%         40             1,856               509
Selectively Hedged Global Equity Portfolio (13)...    0.40%         --             1,996               427
Emerging Markets Portfolio (14)...................    0.49%         --                --             2,551
Emerging Markets Small Cap Portfolio (2)..........    0.65%         --                --             5,722
Emerging Markets Value Portfolio (2)..............    0.50%         --                --             8,307
Emerging Markets Core Equity Portfolio (1)........    0.54%         --             1,506             1,506

CLASS R1 SHARES
---------------
U.S. Targeted Value Portfolio (15)................    0.62%         --                --                --

CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (15)................    0.77%         --                --                --
Emerging Markets Value Portfolio (16).............    0.96%         --                --                37

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. The Fee Waiver Agreements for the Enhanced U.S. Large Company Portfolio and Large Cap International Portfolio became effective on April 3, 2017 and January 1, 2017, respectively. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio's and Emerging Markets Core Equity Portfolio's Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

   (3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (4) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.

   (5) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (6) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each

Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund.

   (7) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (8) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master Funds' management services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (12) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds ,except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to June 27, 2014, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (13) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (14) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.42% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (15) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (16) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

EARNED INCOME CREDIT:

   In addition, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2017, expenses reduced were as follows (amounts in thousands):

                                                               FEES PAID
                                                               INDIRECTLY
       -                                                       ----------
       Enhanced U.S. Large Company Portfolio..................    $  4
       Large Cap International Portfolio......................     132
       International Core Equity Portfolio....................     799
       DFA International Real Estate Securities Portfolio.....     155
       DFA International Small Cap Value Portfolio............     233
       International Vector Equity Portfolio..................      30
       World ex U.S. Targeted Value Portfolio.................       5
       World ex U.S. Core Equity Portfolio....................      57
       Emerging Markets Core Equity Portfolio.................     568

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid by the Fund to the CCO were $150 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

           Enhanced U.S. Large Company Portfolio.............. $ 10
           U.S. Large Cap Equity Portfolio....................    7
           U.S. Large Cap Value Portfolio.....................  444
           U.S. Targeted Value Portfolio......................  152
           U.S. Small Cap Value Portfolio.....................  385
           U.S. Core Equity 1 Portfolio.......................  250
           U.S. Core Equity 2 Portfolio.......................  344
           U.S. Vector Equity Portfolio.......................   96
           U.S. Small Cap Portfolio...........................  249
           U.S. Micro Cap Portfolio...........................  182
           DFA Real Estate Securities Portfolio...............  168
           Large Cap International Portfolio..................   97
           International Core Equity Portfolio................  325
           International Small Company Portfolio..............  291
           Global Small Company Portfolio.....................   --*
           Japanese Small Company Portfolio...................   12
           Asia Pacific Small Company Portfolio...............    8
           United Kingdom Small Company Portfolio.............    2
           Continental Small Company Portfolio................    7
           DFA International Real Estate Securities Portfolio.   71
           DFA Global Real Estate Securities Portfolio........   66
           DFA International Small Cap Value Portfolio........  414
           International Vector Equity Portfolio..............   30
           World ex U.S. Value Portfolio......................    2
           World ex U.S. Targeted Value Portfolio.............    3
           World ex U.S. Core Equity Portfolio................   12

                World Core Equity Portfolio................ $  2
                Selectively Hedged Global Equity Portfolio.    3
                Emerging Markets Portfolio.................  132
                Emerging Markets Small Cap Portfolio.......  113
                Emerging Markets Value Portfolio...........  543
                Emerging Markets Core Equity Portfolio.....  334

* Amounts are less than $500.

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, the Portfolios' transactions related to investment securities, other than short-term securities (amounts in thousands), were as follows:

                                                     U.S. GOVERNMENT     OTHER INVESTMENT
                                                        SECURITIES          SECURITIES
                                                    ------------------ ---------------------
                                                    PURCHASES  SALES   PURCHASES    SALES
                                                    --------- -------- ---------- ----------
Enhanced U.S. Large Company Portfolio.............. $102,401  $105,757 $  147,499 $  122,171
U.S. Large Cap Equity Portfolio....................       --        --    155,745     81,606
U.S. Targeted Value Portfolio......................       --        --  1,874,374  1,343,752
U.S. Small Cap Value Portfolio.....................       --        --  2,133,041  2,031,364
U.S. Core Equity 1 Portfolio.......................       --        --  1,657,419    247,020
U.S. Core Equity 2 Portfolio.......................       --        --  1,588,784    403,600
U.S. Vector Equity Portfolio.......................       --        --    281,883    204,572
U.S. Small Cap Portfolio...........................       --        --  1,947,460    891,125
U.S. Micro Cap Portfolio...........................       --        --    452,224    544,586
DFA Real Estate Securities Portfolio...............       --        --    573,668     93,691
Large Cap International Portfolio..................       --        --    313,630     83,512
International Core Equity Portfolio................       --        --  2,525,985    493,014
DFA International Real Estate Securities Portfolio.       --        --    542,784     57,288
DFA Global Real Estate Securities Portfolio........       --        --    745,714     81,090
DFA International Small Cap Value Portfolio........       --        --  1,351,544  1,435,417
International Vector Equity Portfolio..............       --        --    158,095     43,484
World ex U.S. Targeted Value Portfolio.............       --        --     77,370     21,825
World ex U.S. Core Equity Portfolio................       --        --    361,639     30,037
Emerging Markets Core Equity Portfolio.............       --        --  2,179,560    417,346

   For the six months ended April 30, 2017, the Fund of Funds transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                  GLOBAL SMALL COMPANY PORTFOLIO
                                 -----------------------------------------------------------------
                                 BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES  10/31/2016 4/30/2017  PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------  ---------- ---------- --------- ------- -------- ----------------
U.S. Small Cap Portfolio........         -- $    5,305 $  5,267  $    49 $      8          --
                                 ---------- ---------- --------  ------- --------     -------
Total...........................         -- $    5,305 $  5,267  $    49 $      8          --
                                 ========== ========== ========  ======= ========     =======

                                            DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                 -----------------------------------------------------------------
                                 BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES  10/31/2016 4/30/2017  PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------  ---------- ---------- --------- ------- -------- ----------------
DFA International Real Estate
  Securities Portfolio.......... $1,678,314 $1,957,562 $380,928  $38,225 $132,577          --
DFA Real Estate Securities
  Portfolio.....................  1,619,318  1,591,970       --   40,944   28,272     $14,569
                                 ---------- ---------- --------  ------- --------     -------
Total........................... $3,297,632 $3,549,532 $380,928  $79,169 $160,849     $14,569
                                 ========== ========== ========  ======= ========     =======

                                                       WORLD EX U.S. VALUE PORTFOLIO
                                     -----------------------------------------------------------------
                                     BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES      10/31/2016 4/30/2017  PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------      ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio.........................  $ 20,452   $ 23,752   $ 1,579  $   200  $  170        $653
                                      --------   --------   -------  -------  ------        ----
Total...............................  $ 20,452   $ 23,752   $ 1,579  $   200  $  170        $653
                                      ========   ========   =======  =======  ======        ====

                                                        WORLD CORE EQUITY PORTFOLIO
                                     -----------------------------------------------------------------
                                     BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES      10/31/2016 4/30/2017  PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------      ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 1 Portfolio........  $189,060   $230,825   $23,147  $ 6,968  $1,949        $898
International Core Equity Portfolio.   137,648    165,765    16,614    4,493   1,262          --
Emerging Markets Core Equity
  Portfolio.........................    43,388     52,081     5,743    1,453     215          --
                                      --------   --------   -------  -------  ------        ----
Total...............................  $370,096   $448,671   $45,504  $12,914  $3,426        $898
                                      ========   ========   =======  =======  ======        ====

                                                SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                     -----------------------------------------------------------------
                                     BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES      10/31/2016 4/30/2017  PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------      ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 2 Portfolio........  $124,577   $142,310   $ 5,917  $ 4,537  $1,138        $894
International Core Equity Portfolio.   101,000    116,159     6,704    2,961     914          --
Emerging Markets Core Equity
  Portfolio.........................    50,601     58,707     5,478    2,286     251          --
                                      --------   --------   -------  -------  ------        ----
Total...............................  $276,178   $317,176   $18,099  $ 9,784  $2,303        $894
                                      ========   ========   =======  =======  ======        ====

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          INCREASE       INCREASE
                                                         (DECREASE)     (DECREASE)
                                          INCREASE     UNDISTRIBUTED   ACCUMULATED
                                         (DECREASE)    NET INVESTMENT  NET REALIZED
                                       PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.     $   535        $   (100)      $   (435)
U.S. Large Cap Equity Portfolio.......         304             (70)          (234)
U.S. Large Cap Value Portfolio........      32,819         (16,948)       (15,871)
U.S. Targeted Value Portfolio.........      21,874          (4,985)       (16,889)
U.S. Small Cap Value Portfolio........      45,432          (7,935)       (37,497)

                                                                       INCREASE       INCREASE
                                                                      (DECREASE)     (DECREASE)
                                                       INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                      (DECREASE)    NET INVESTMENT  NET REALIZED
                                                    PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                    --------------- -------------- --------------
U.S. Core Equity 1 Portfolio.......................    $  8,674        $  3,625       $(12,299)
U.S. Core Equity 2 Portfolio.......................      10,013         (10,750)           737
U.S. Vector Equity Portfolio.......................       7,864          (4,641)        (3,223)
U.S. Small Cap Portfolio...........................      24,806          (6,588)       (18,218)
U.S. Micro Cap Portfolio...........................      14,933          (1,172)       (13,761)
DFA Real Estate Securities Portfolio...............     (11,291)         17,695         (6,404)
Large Cap International Portfolio..................     (18,977)            253         18,724
International Core Equity Portfolio................      12,878         (12,174)          (704)
International Small Company Portfolio..............      22,671          (7,960)       (14,711)
Global Small Company Portfolio.....................          --              --             --
Japanese Small Company Portfolio...................          --             426           (426)
Asia Pacific Small Company Portfolio...............     (16,317)            181         16,136
United Kingdom Small Company Portfolio.............         331              79           (410)
Continental Small Company Portfolio................          --              31            (31)
DFA International Real Estate Securities Portfolio.      (2,046)         (9,291)        11,337
DFA Global Real Estate Securities Portfolio........       3,345          (2,527)          (818)
DFA International Small Cap Value Portfolio........      65,378           2,410        (67,788)
International Vector Equity Portfolio..............       2,360          (1,822)          (538)
World ex U.S. Value Portfolio......................          --             166           (166)
World ex U.S. Targeted Value Portfolio.............       2,561             (18)        (2,543)
World ex U.S. Core Equity Portfolio................       1,353          (1,133)          (220)
World Core Equity Portfolio........................          80             (65)           (15)
Selectively Hedged Global Equity Portfolio.........         369             114           (483)
Emerging Markets Portfolio.........................       4,360          (3,397)          (963)
Emerging Markets Small Cap Portfolio...............      13,361           2,519        (15,880)
Emerging Markets Value Portfolio...................      12,432          22,396        (34,828)
Emerging Markets Core Equity Portfolio.............       5,090          (7,994)         2,904

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                       NET INVESTMENT
                         INCOME AND
                         SHORT-TERM     LONG-TERM
                       CAPITAL GAINS  CAPITAL GAINS   TOTAL
                       -------------- ------------- ----------
                 Enhanced U.S. Large Company Portfolio
                 2015.    $ 11,391      $ 16,610    $   28,001
                 2016.       4,946         9,801        14,747
                 U.S. Large Cap Equity Portfolio
                 2015.       8,398           266         8,664
                 2016.      14,431            --        14,431
                 U.S. Large Cap Value Portfolio
                 2015.     302,945        86,223       389,168
                 2016.     357,227       643,970     1,001,197
                 U.S. Targeted Value Portfolio
                 2015.      85,573       237,911       323,484
                 2016.     104,605       286,529       391,134
                 U.S. Small Cap Value Portfolio
                 2015.     130,190       427,115       557,305
                 2016.     122,984       487,358       610,342

                           NET INVESTMENT
                             INCOME AND
                             SHORT-TERM       LONG-TERM
                           CAPITAL GAINS    CAPITAL GAINS   TOTAL
                           --------------   -------------  --------
                  U.S. Core Equity 1 Portfolio
                  2015....    $200,298        $ 49,469     $249,767
                  2016....     253,050         160,152      413,202
                  U.S. Core Equity 2 Portfolio
                  2015....     228,075          89,857      317,932
                  2016....     281,321         296,061      577,382
                  U.S. Vector Equity Portfolio
                  2015....      51,799         109,045      160,844
                  2016....      59,624         119,588      179,212
                  U.S. Small Cap Portfolio
                  2015....     105,110         268,312      373,422
                  2016....     135,940         503,185      639,125
                  U.S. Micro Cap Portfolio
                  2015....      39,933         278,651      318,584
                  2016....      43,406         267,830      311,236
                  DFA Real Estate Securities Portfolio
                  2015....     220,092              --      220,092
                  2016....     199,996              --      199,996
                  Large Cap International Portfolio
                  2015....      85,101              --       85,101
                  2016....      92,122              --       92,122
                  International Core Equity Portfolio
                  2015....     367,607              --      367,607
                  2016....     387,589              --      387,589
                  International Small Company Portfolio
                  2015....     235,604         250,320      485,924
                  2016....     283,791         207,859      491,650
                  Global Small Company Portfolio
                  2015....          --              --           --
                  2016....          --              --           --
                  Japanese Small Company Portfolio
                  2015....       7,758              --        7,758
                  2016....       6,534              --        6,534
                  Asia Pacific Small Company Portfolio
                  2015....      16,487              --       16,487
                  2016....       7,760              --        7,760
                  United Kingdom Small Company Portfolio
                  2015....       1,068           2,151        3,219
                  2016....       1,389           1,632        3,021
                  Continental Small Company Portfolio
                  2015....       4,771              --        4,771
                  2016....       6,377              --        6,377
                  DFA International Real Estate Securities Portfolio
                  2015....     182,724              --      182,724
                  2016....      60,576              --       60,576
                  DFA Global Real Estate Securities Portfolio
                  2015....     124,281              --      124,281
                  2016....      97,767              --       97,767

                        NET INVESTMENT
                          INCOME AND
                          SHORT-TERM     LONG-TERM
                        CAPITAL GAINS  CAPITAL GAINS  TOTAL
                        -------------- ------------- --------
                  DFA International Small Cap Value Portfolio
                  2015.    $224,376      $207,080    $431,456
                  2016.     381,199       182,540     563,739
                  International Vector Equity Portfolio
                  2015.      38,097        10,950      49,047
                  2016.      43,651         5,716      49,367
                  World ex U.S. Value Portfolio
                  2015.       3,283            --       3,283
                  2016.       5,358            --       5,358
                  World ex U.S. Targeted Value Portfolio
                  2015.       3,902           402       4,304
                  2016.       4,374            --       4,374
                  World ex U.S. Core Equity Portfolio
                  2015.      15,824            --      15,824
                  2016.      36,005            --      36,005
                  World Core Equity Portfolio
                  2015.       2,679           232       2,911
                  2016.       5,800           132       5,932
                  Selectively Hedged Global Equity Portfolio
                  2015.       4,968         1,915       6,883
                  2016.       6,448           620       7,068
                  Emerging Markets Portfolio
                  2015.      73,891            --      73,891
                  2016.      89,527            --      89,527
                  Emerging Markets Small Cap Portfolio
                  2015.     102,968        88,636     191,604
                  2016.     124,387        36,697     161,084
                  Emerging Markets Value Portfolio
                  2015.     351,213            --     351,213
                  2016.     439,072            --     439,072
                  Emerging Markets Core Equity Portfolio
                  2015.     304,141            --     304,141
                  2016.     349,434            --     349,434

   Global Small Company Portfolio commenced operations on January 18, 2017 and did not pay any distributions for the years ended October 31, 2015 and October 31, 2016.

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        NET INVESTMENT
                                          INCOME AND
                                          SHORT-TERM     LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                        -------------- ------------- --------
 Enhanced U.S. Large Company Portfolio.    $   (274)     $   (261)   $   (535)
 U.S. Large Cap Equity Portfolio.......        (258)           --        (258)
 U.S. Large Cap Value Portfolio........     (14,344)      (18,475)    (32,819)
 U.S. Targeted Value Portfolio.........      (5,900)      (15,974)    (21,874)
 U.S. Small Cap Value Portfolio........      (7,917)      (37,500)    (45,417)
 U.S. Core Equity 1 Portfolio..........      (6,342)       (1,746)     (8,088)
 U.S. Core Equity 2 Portfolio..........      (6,490)       (2,811)     (9,301)

                                                    NET INVESTMENT
                                                      INCOME AND
                                                      SHORT-TERM     LONG-TERM
                                                    CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                    -------------- ------------- --------
U.S. Vector Equity Portfolio.......................    $ (2,769)     $ (5,072)   $ (7,841)
U.S. Small Cap Portfolio...........................      (7,237)      (17,565)    (24,802)
U.S. Micro Cap Portfolio...........................      (2,066)      (12,862)    (14,928)
DFA Real Estate Securities Portfolio...............      (2,701)         (750)     (3,451)
Large Cap International Portfolio..................          --            --          --
International Core Equity Portfolio................     (12,864)           --     (12,864)
International Small Company Portfolio..............     (11,313)      (10,494)    (21,807)
Global Small Company Portfolio.....................          --            --          --
Japanese Small Company Portfolio...................          --            --          --
Asia Pacific Small Company Portfolio...............          --            --          --
United Kingdom Small Company Portfolio.............        (149)         (182)       (331)
Continental Small Company Portfolio................          --            --          --
DFA International Real Estate Securities Portfolio.     (11,400)           --     (11,400)
DFA Global Real Estate Securities Portfolio........      (3,047)         (364)     (3,411)
DFA International Small Cap Value Portfolio........     (15,840)      (19,436)    (35,276)
International Vector Equity Portfolio..............      (2,180)         (179)     (2,359)
World ex U.S. Value Portfolio......................          --            --          --
World ex U.S. Targeted Value Portfolio.............        (367)           --        (367)
World ex U.S. Core Equity Portfolio................      (1,353)           --      (1,353)
World Core Equity Portfolio........................         (67)          (14)        (81)
Selectively Hedged Global Equity Portfolio.........        (268)         (101)       (369)
Emerging Markets Portfolio.........................      (4,360)           --      (4,360)
Emerging Markets Small Cap Portfolio...............      (7,272)       (6,089)    (13,361)
Emerging Markets Value Portfolio...................     (12,432)           --     (12,432)
Emerging Markets Core Equity Portfolio.............     (12,170)           --     (12,170)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                      UNDISTRIBUTED                                               TOTAL NET
                                      NET INVESTMENT                                            DISTRIBUTABLE
                                        INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                        SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                      CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                      -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company
  Portfolio..........................    $ 2,930       $  4,088             --     $       (5)   $    7,013
U.S. Large Cap Equity Portfolio......      1,891             --      $ (11,064)        54,208        45,035
U.S. Large Cap Value Portfolio.......     19,642        446,140             --      4,487,495     4,953,277
U.S. Targeted Value Portfolio........     17,723        282,315             --        890,310     1,190,348
U.S. Small Cap Value Portfolio.......     16,385        533,286             --      2,185,837     2,735,508
U.S. Core Equity 1 Portfolio.........     33,863         71,615             --      3,471,018     3,576,496
U.S. Core Equity 2 Portfolio.........     27,061        122,467             --      4,229,205     4,378,733
U.S. Vector Equity Portfolio.........        562        101,957             --        895,232       997,751
U.S. Small Cap Portfolio.............     18,404        343,189             --      2,071,208     2,432,801
U.S. Micro Cap Portfolio.............      4,043        255,836             --      1,277,801     1,537,680
DFA Real Estate Securities Portfolio.     39,164         66,384             --      2,060,852     2,166,400
Large Cap International Portfolio....     16,290             --       (209,528)       208,151        14,913
International Core Equity Portfolio..     87,644             --       (362,544)       428,070       153,170
International Small Company
  Portfolio..........................     81,583        251,071             --        647,525       980,179
Global Small Company Portfolio.......         --             --             --             --            --
Japanese Small Company Portfolio.....      9,316             --        (31,648)        61,150        38,818
Asia Pacific Small Company Portfolio.      8,100             --        (21,813)       (16,408)      (30,121)

                                          UNDISTRIBUTED                                               TOTAL NET
                                          NET INVESTMENT                                            DISTRIBUTABLE
                                            INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                            SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                          CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                          -------------- ------------- ------------- -------------- -------------
United Kingdom Small Company
  Portfolio..............................    $    433      $  1,684              --   $     1,926    $     4,043
Continental Small Company Portfolio......         705            --     $   (10,132)       37,037         27,610
DFA International Real Estate Securities
  Portfolio..............................     298,685            --        (201,001)     (356,853)      (259,169)
DFA Global Real Estate Securities
  Portfolio..............................      63,339        13,527              --       657,422        734,288
DFA International Small Cap Value
  Portfolio..............................      97,358       410,184              --       916,807      1,424,349
International Vector Equity Portfolio....      11,116         4,040              --        85,341        100,497
World ex U.S. Value Portfolio............         986            --          (2,709)       (1,298)        (3,021)
World ex U.S. Targeted Value
  Portfolio..............................       1,024            --          (8,263)       27,665         20,426
World ex U.S. Core Equity Portfolio......       7,807            --         (12,063)      (12,467)       (16,723)
World Core Equity Portfolio..............         273         1,231              --        (1,033)           471
Selectively Hedged Global Equity
  Portfolio..............................       5,104         2,369              --        11,613         19,086
Emerging Markets Portfolio...............      23,714            --        (220,310)      958,300        761,704
Emerging Markets Small Cap
  Portfolio..............................      65,038       117,097              --       135,765        317,900
Emerging Markets Value Portfolio.........      72,788            --      (1,056,563)   (1,226,944)    (2,210,719)
Emerging Markets Core Equity
  Portfolio..............................      67,932            --        (803,339)      809,224         73,817

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 EXPIRES ON OCTOBER 31,
                                       -------------------------------------------
                                         2017    2018    2019   UNLIMITED  TOTAL
                                       -------- ------- ------- --------- --------
Enhanced U.S. Large Company Portfolio.       --      --      --       --        --
U.S. Large Cap Equity Portfolio.......       --      --      -- $ 11,064  $ 11,064
U.S. Large Cap Value Portfolio........       --      --      --       --        --
U.S. Targeted Value Portfolio.........       --      --      --       --        --
U.S. Small Cap Value Portfolio........       --      --      --       --        --
U.S. Core Equity 1 Portfolio..........       --      --      --       --        --
U.S. Core Equity 2 Portfolio..........       --      --      --       --        --
U.S. Vector Equity Portfolio..........       --      --      --       --        --
U.S. Small Cap Portfolio..............       --      --      --       --        --
U.S. Micro Cap Portfolio..............       --      --      --       --        --
DFA Real Estate Securities Portfolio..       --      --      --       --        --
Large Cap International Portfolio..... $135,392 $14,311 $12,549   47,275   209,527
International Core Equity Portfolio...   53,176      --      --  309,368   362,544
International Small Company Portfolio.       --      --      --       --        --
Global Small Company Portfolio........       --      --      --       --        --

                                                               EXPIRES ON OCTOBER 31,
                                                    ---------------------------------------------
                                                     2017    2018    2019   UNLIMITED    TOTAL
                                                    ------- ------- ------- ---------- ----------
Japanese Small Company Portfolio................... $13,897 $12,208 $ 5,543         -- $   31,648
Asia Pacific Small Company Portfolio...............   8,261      --      -- $   13,552     21,813
United Kingdom Small Company Portfolio.............      --      --      --         --         --
Continental Small Company Portfolio................   4,880   5,252      --         --     10,132
DFA International Real Estate Securities Portfolio.  34,576  38,689  69,466     58,270    201,001
DFA Global Real Estate Securities Portfolio........      --      --      --         --         --
DFA International Small Cap Value Portfolio........      --      --      --         --         --
International Vector Equity Portfolio..............      --      --      --         --         --
World ex U.S. Value Portfolio......................      --      --     345      2,364      2,709
World ex U.S. Targeted Value Portfolio.............      --      --      --      8,263      8,263
World ex U.S. Core Equity Portfolio................      --      --      --     12,063     12,063
World Core Equity Portfolio........................      --      --      --         --         --
Selectively Hedged Global Equity Portfolio.........      --      --      --         --         --
Emerging Markets Portfolio.........................      --      --      --    220,310    220,310
Emerging Markets Small Cap Portfolio...............      --      --      --         --         --
Emerging Markets Value Portfolio...................      --      --      --  1,056,563  1,056,563
Emerging Markets Core Equity Portfolio.............  26,444      --      --    776,895    803,339

   During the year ended October 31, 2016, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          DFA Real Estate Securities Portfolio............... $10,635
          Large Cap International Portfolio..................  40,352
          Japanese Small Company Portfolio...................  19,964
          Continental Small Company Portfolio................   6,882
          DFA International Real Estate Securities Portfolio.   1,010
          World ex U.S. Targeted Value Portfolio.............   6,624

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               NET
                                                                                            UNREALIZED
                                                     FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                                     TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                                    ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio.............. $   253,895  $      364  $      (286)   $       78
U.S. Large Cap Equity Portfolio....................     902,815     188,709      (23,794)      164,915
U.S. Large Cap Value Portfolio.....................  14,715,903   6,349,085           --     6,349,085
U.S. Targeted Value Portfolio......................   9,616,637   2,339,752     (577,039)    1,762,713
U.S. Small Cap Value Portfolio.....................  12,632,364   4,364,774     (817,511)    3,547,263
U.S. Core Equity 1 Portfolio.......................  14,583,848   6,025,876     (486,044)    5,539,832
U.S. Core Equity 2 Portfolio.......................  15,788,786   7,205,922     (673,386)    6,532,536
U.S. Vector Equity Portfolio.......................   3,681,814   1,643,521     (221,207)    1,422,314
U.S. Small Cap Portfolio...........................  15,622,391   4,475,515     (822,709)    3,652,806
U.S. Micro Cap Portfolio...........................   4,874,430   2,274,674     (344,021)    1,930,653
DFA Real Estate Securities Portfolio...............   6,201,264   2,329,798     (168,021)    2,161,777
Large Cap International Portfolio..................   3,858,942     855,138     (300,193)      554,945
International Core Equity Portfolio................  20,405,648   4,058,982   (1,687,027)    2,371,955
International Small Company Portfolio..............  10,258,764   1,915,133     (202,627)    1,712,506
Global Small Company Portfolio.....................      10,000         366          (22)          344
Japanese Small Company Portfolio...................     454,394      84,602           --        84,602
Asia Pacific Small Company Portfolio...............     291,933          --       (9,005)       (9,005)
United Kingdom Small Company Portfolio.............      35,775       7,350           --         7,350
Continental Small Company Portfolio................     294,669      91,879           --        91,879
DFA International Real Estate Securities Portfolio.   5,138,575          --     (251,643)     (251,643)
DFA Global Real Estate Securities Portfolio........   5,088,843     723,634      (91,572)      632,062
DFA International Small Cap Value Portfolio........  13,025,452   3,490,261   (1,306,054)    2,184,207
International Vector Equity Portfolio..............   2,088,346     479,904     (181,380)      298,524
World ex U.S. Value Portfolio......................     197,778      18,897           --        18,897
World ex U.S. Targeted Value Portfolio.............     336,394      66,293      (17,032)       49,261
World ex U.S. Core Equity Portfolio................   2,156,504     298,254     (119,365)      178,889
World Core Equity Portfolio........................     403,605      45,388           --        45,388
Selectively Hedged Global Equity Portfolio.........     272,352      44,823           --        44,823
Emerging Markets Portfolio.........................   4,259,543   1,428,825           --     1,428,825
Emerging Markets Small Cap Portfolio...............   5,833,114     672,717           --       672,717
Emerging Markets Value Portfolio...................  17,034,785     952,209           --       952,209
Emerging Markets Core Equity Portfolio.............  20,395,196   4,876,344   (2,176,643)    2,699,701

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the current fiscal year remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                         SIX MONTHS ENDED          YEARENDED
                                                          APRIL 30, 2017         OCT. 31, 2016
                                                       --------------------  ---------------------
                                                            (UNAUDITED)
                                                          AMOUNT     SHARES     AMOUNT     SHARES
                                                       -----------  -------  -----------  --------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
 Shares Issued........................................ $    16,847      696  $    10,885       541
 Shares Issued in Lieu of Cash Distributions..........       1,626       67        2,087       104
 Shares Redeemed......................................      (5,235)    (219)     (16,510)     (828)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............ $    13,238      544  $    (3,538)     (183)
                                                       ===========  =======  ===========  ========
Class R2 Shares
 Shares Issued........................................ $    47,124    1,981  $    55,695     2,692
 Shares Issued in Lieu of Cash Distributions..........       6,408      266        7,874       394
 Shares Redeemed......................................     (39,911)  (1,674)     (48,930)   (2,390)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    13,621      573  $    14,639       696
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,571,274   65,400  $ 1,922,986    96,220
 Shares Issued in Lieu of Cash Distributions..........     314,687   12,982      353,719    17,629
 Shares Redeemed......................................  (1,315,801) (54,822)  (1,368,182)  (67,152)
                                                       ===========  =======  ===========  ========
Net Increase (Decrease) -- Institutional Class Shares. $   570,160   23,560  $   908,523    46,697
                                                       ===========  =======  ===========  ========

EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
 Shares Issued........................................ $    16,043      637  $    26,972     1,227
 Shares Issued in Lieu of Cash Distributions..........         481       20        2,365       110
 Shares Redeemed......................................     (99,425)  (3,740)     (15,075)     (714)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $   (82,901)  (3,083) $    14,262       623
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,415,211   54,931  $ 2,794,365   131,949
 Shares Issued in Lieu of Cash Distributions..........      77,713    3,214      413,784    19,201
 Shares Redeemed......................................  (1,614,007) (63,070)  (3,524,430) (162,649)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $  (121,083)  (4,925) $  (316,281)  (11,499)
                                                       ===========  =======  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FORWARD CURRENCY CONTRACTS: The Selectively Hedged Global Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. At April 30, 2017, the Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                                                                                 UNREALIZED
                                                                                                   FOREIGN
SETTLEMENT  CURRENCY                                                    CONTRACT     VALUE AT     EXCHANGE
   DATE     AMOUNT*        CURRENCY              COUNTERPARTY            AMOUNT   APRIL 30, 2017 GAIN (LOSS)
---------- ----------  ------------------ ---------------------------- ---------  -------------- -----------
 05/03/17      (8,864) Canadian Dollar    JP Morgan                    $  (6,633)   $  (6,495)      $ 138
 05/31/17     (13,140) Denmark Krone      Citibank, N.A.                  (1,924)      (1,927)         (3)
 05/02/17      24,848  Euro               Bank of America Corp.           27,019       27,066          47
 05/02/17     (24,848) Euro               Bank of America Corp.          (27,041)     (27,066)        (25)
 06/01/17     (26,005) Euro               Bank of America Corp.          (28,317)     (28,366)        (49)
 05/04/17      81,604  Hong Kong Dollar   State Street Bank and Trust     10,492       10,491          (1)
 05/04/17     (81,604) Hong Kong Dollar   JP Morgan                      (10,512)     (10,491)         21
 06/02/17     (83,400) Hong Kong Dollar   State Street Bank and Trust    (10,730)     (10,729)          1
 05/08/17  (2,697,719) Japanese Yen       State Street Bank and Trust    (24,194)     (24,205)        (11)
 05/24/17      (7,464) Norwegian Krone    Citibank, N.A.                    (865)        (870)         (5)
 05/24/17      (1,606) Singapore Dollar   Citibank, N.A.                  (1,149)      (1,149)         --
 05/23/17     (26,832) Swedish Krona      JP Morgan                       (3,002)      (3,032)        (30)
 05/24/17      (6,318) Swiss Franc        State Street Bank and Trust     (6,336)      (6,357)        (21)
 05/30/17     (13,148) UK Pound Sterling  JP Morgan                      (16,868)     (17,041)       (173)
                                                                       ---------    ---------       -----
                                                                       $(100,060)   $(100,171)      $(111)
                                                                       =========    =========       =====

* Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. FUTURES CONTRACTS: Each Portfolio noted below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2017, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                          DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     ----------------------- ---------- --------- -------- ----------- ----------
Enhanced U.S. Large
  Company Portfolio. S&P 500 Emini Index(R)   06/16/17    2,162   $257,332   $2,996        --
                                                                  --------   ------        --
                                                                  $257,332   $2,996        --
                                                                  ========   ======        ==

                                               EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                            DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                       ----------------------- ---------- --------- -------- ----------- ----------
U.S. Large Cap Equity
  Portfolio........... S&P 500 Emini Index(R)   06/16/17     30      $3,571      $1          --
                                                                     ------      --          --
                                                                     $3,571      $1          --
                                                                     ======      ==          ==

                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                          DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     ----------------------- ---------- --------- -------- ----------- ----------
U.S. Targeted Value
  Portfolio......... S&P 500 Emini Index(R)   06/16/17     765    $91,054     $518       $3,825
                                                                  -------     ----       ------
                                                                  $91,054     $518       $3,825
                                                                  =======     ====       ======

                                              EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                           DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      ----------------------- ---------- --------- -------- ----------- ----------
U.S. Small Cap Value
  Portfolio.......... S&P 500 Emini Index(R)   06/16/17     999    $118,906   $1,190      $4,995
                                                                   --------   ------      ------
                                                                   $118,906   $1,190      $4,995
                                                                   ========   ======      ======

                                            EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- --------- -------- ----------- ----------
U.S. Core Equity 1
  Portfolio........ S&P 500 Emini Index(R)   06/16/17     790    $94,030     $329       $3,950
                                                                 -------     ----       ------
                                                                 $94,030     $329       $3,950
                                                                 =======     ====       ======

                                            EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- --------- -------- ----------- ----------
U.S. Core Equity 2
  Portfolio........ S&P 500 Emini Index(R)   06/16/17    1,340   $159,494   $1,281      $6,700
                                                                 --------   ------      ------
                                                                 $159,494   $1,281      $6,700
                                                                 ========   ======      ======

                                            EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- --------- -------- ----------- ----------
U.S. Vector Equity
  Portfolio........ S&P 500 Emini Index(R)   06/16/17     300    $35,708     $290       $1,500
                                                                 -------     ----       ------
                                                                 $35,708     $290       $1,500
                                                                 =======     ====       ======

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                          ----------------------- ---------- --------- -------- ----------- ----------
U.S. Small Cap Portfolio. Russell 2000 Index(R)    06/16/17    1,104   $ 77,192   $1,870      $5,673
U.S. Small Cap Portfolio. S&P 500 Emini Index(R)   06/16/17      723     86,055      540       1,640
                                                                       --------   ------      ------
                                                                       $163,247   $2,410      $7,313
                                                                       ========   ======      ======

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                          ----------------------- ---------- --------- -------- ----------- ----------
U.S. Micro Cap Portfolio. Russell 2000 Index(R)    06/16/17     318    $22,234     $544       $1,496
U.S. Micro Cap Portfolio. S&P 500 Emini Index(R)   06/16/17     184     21,901      178          489
                                                                       -------     ----       ------
                                                                       $44,135     $722       $1,985
                                                                       =======     ====       ======

                                                    EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                 DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                            ----------------------- ---------- --------- -------- ----------- ----------
DFA Real Estate Securities
  Portfolio................ S&P 500 Emini Index(R)   06/16/17     791    $94,149     $708       $3,955
                                                                         -------     ----       ------
                                                                         $94,149     $708       $3,955
                                                                         =======     ====       ======

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                         ------------------------ ---------- --------- -------- ----------- ----------
Large Cap International
  Portfolio............. MINI MSCI EAFE Index(R)   06/16/17      85    $ 7,751     $363       $  928
Large Cap International
  Portfolio............. S&P 500 Emini Index(R)    06/16/17     226     26,900      219          559
                                                                       -------     ----       ------
                                                                       $34,651     $582       $1,487
                                                                       =======     ====       ======

                                                   EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                           ----------------------- ---------- --------- -------- ----------- ----------
International Core Equity
  Portfolio............... S&P 500 Emini Index(R)   06/16/17    1,620   $192,821   $1,157      $8,100
                                                                        --------   ------      ------
                                                                        $192,821   $1,157      $8,100
                                                                        ========   ======      ======

                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                          DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     ----------------------- ---------- --------- -------- ----------- ----------
International Small
  Company Portfolio. Russell 2000 Index(R)    06/16/17     240    $ 16,781   $  411      $1,396
International Small
  Company Portfolio. S&P 500 Emini Index(R)   06/16/17     770      91,649      957       3,258
                                                                  --------   ------      ------
                                                                  $108,430   $1,368      $4,654
                                                                  ========   ======      ======

                                                EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                             DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                        ----------------------- ---------- --------- -------- ----------- ----------
DFA International Real
  Estate Securities
  Portfolio............ S&P 500 Emini Index(R)   06/16/17     280    $33,327     $249       $1,075
                                                                     -------     ----       ------
                                                                     $33,327     $249       $1,075
                                                                     =======     ====       ======

                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                         ----------------------- ---------- --------- -------- ----------- ----------
DFA International Small
  Cap Value Portfolio... Russell 2000 Index(R)    06/16/17      200   $ 13,984   $  338      $1,505
DFA International Small
  Cap Value Portfolio... S&P 500 Emini Index(R)   06/16/17    1,140    135,689      901       4,015
                                                                      --------   ------      ------
                                                                      $149,673   $1,239      $5,520
                                                                      ========   ======      ======

                                                   EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                           ----------------------- ---------- --------- -------- ----------- ----------
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Emini Index(R)   06/16/17     166    $19,758     $163        $830
                                                                        -------     ----        ----
                                                                        $19,758     $163        $830
                                                                        =======     ====        ====

                                                EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                             DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                       ------------------------ ---------- --------- -------- ----------- ----------
Emerging Markets Core
  Equity Portfolio.... MINI MSCI EAFE Index(R)   06/16/17      650   $ 31,818   $1,374      $3,840
Emerging Markets Core
  Equity Portfolio.... S&P 500 Emini Index(R)    06/16/17    1,503    178,894    1,440       4,025
                                                                     --------   ------      ------
                                                                     $210,712   $2,814      $7,865
                                                                     ========   ======      ======

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2017 (amounts in thousands):

                                                          FORWARD
                                                         CURRENCY
                                                         CONTRACTS FUTURES
                                                         --------- --------
     Enhanced U.S. Large Company Portfolio..............       --  $248,070
     U.S. Large Cap Equity Portfolio....................       --       595
     U.S. Targeted Value Portfolio......................       --   105,895
     U.S. Small Cap Value Portfolio.....................       --   158,063
     U.S. Core Equity 1 Portfolio.......................       --   125,651
     U.S. Core Equity 2 Portfolio.......................       --   149,447
     U.S. Vector Equity Portfolio.......................       --    33,923
     U.S. Small Cap Portfolio...........................       --   163,955
     U.S. Micro Cap Portfolio...........................       --    51,826
     DFA Real Estate Securities Portfolio...............       --    60,381
     Large Cap International Portfolio..................       --    30,252
     International Core Equity Portfolio................       --   165,345
     International Small Company Portfolio..............       --    75,399
     DFA International Real Estate Securities Portfolio.       --    35,315
     DFA International Small Cap Value Portfolio........       --    98,488
     International Vector Equity Portfolio..............       --     1,208
     Selectively Hedged Global Equity Portfolio......... $164,519    17,576
     Emerging Markets Core Equity Portfolio.............       --   185,710

   Securities have been segregated as collateral for open futures contracts.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2017:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2017 (amounts in thousands):

                                                          ASSET DERIVATIVES VALUE
                                                    -----------------------------------
                                                     TOTAL VALUE    FOREIGN
                                                          AT       EXCHANGE    EQUITY
                                                    APRIL 30, 2017 CONTRACTS CONTRACTS*
-                                                   -------------- --------- ----------
Enhanced U.S. Large Company Portfolio..............     $2,996          --     $2,996
U.S. Large Cap Equity Portfolio....................          1          --          1
U.S. Targeted Value Portfolio......................        518          --        518
U.S. Small Cap Value Portfolio.....................      1,190          --      1,190
U.S. Core Equity 1 Portfolio.......................        329          --        329
U.S. Core Equity 2 Portfolio.......................      1,281          --      1,281
U.S. Vector Equity Portfolio.......................        290          --        290
U.S. Small Cap Portfolio...........................      2,410          --      2,410
U.S. Micro Cap Portfolio...........................        722          --        722
DFA Real Estate Securities Portfolio...............        708          --        708
Large Cap International Portfolio..................        582          --        582
International Core Equity Portfolio................      1,157          --      1,157
International Small Company Portfolio..............      1,368          --      1,368
DFA International Real Estate Securities Portfolio.        249          --        249
DFA International Small Cap Value Portfolio........      1,239          --      1,239
Selectively Hedged Global Equity Portfolio.........        370       $ 207        163
Emerging Markets Core Equity Portfolio.............      2,814          --      2,814

                                                        LIABILITY DERIVATIVES VALUE
-                                                   -----------------------------------
                                                     TOTAL VALUE    FOREIGN
                                                          AT       EXCHANGE    EQUITY
                                                    APRIL 30, 2017 CONTRACTS CONTRACTS*
-                                                   -------------- --------- ----------
Selectively Hedged Global Equity Portfolio.........     $ (318)      $(318)        --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2017:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts
Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2017 (amounts in thousands):

                                                      REALIZED GAIN (LOSS) ON
                                                            DERIVATIVES
                                                    ---------------------------
                                                                FOREIGN
                                                               EXCHANGE   EQUITY
                                                     TOTAL     CONTRACTS CONTRACTS
                                                    -------    --------- ---------
Enhanced U.S. Large Company Portfolio.............. $27,341         --    $27,341
U.S. Large Cap Value Portfolio.....................  12,107         --     12,107
U.S. Targeted Value Portfolio......................  11,155         --     11,155
U.S. Small Cap Value Portfolio.....................  20,973         --     20,973
U.S. Core Equity 1 Portfolio.......................  10,576         --     10,576
U.S. Core Equity 2 Portfolio.......................  12,375         --     12,375
U.S. Vector Equity Portfolio.......................   2,950         --      2,950
U.S. Small Cap Portfolio...........................  11,882         --     11,882
U.S. Micro Cap Portfolio...........................   6,138         --      6,138
DFA Real Estate Securities Portfolio...............   5,170         --      5,170
Large Cap International Portfolio..................   1,906         --      1,906
International Core Equity Portfolio................  14,372         --     14,372
International Small Company Portfolio..............   5,651         --      5,651
Global Small Company Portfolio.....................      (1)        --         (1)
DFA International Real Estate Securities Portfolio.   3,760         --      3,760
DFA Global Real Estate Securities Portfolio........     222         --        222
DFA International Small Cap Value Portfolio........   8,861         --      8,861
International Vector Equity Portfolio*.............     158         --        158
World ex U.S. Value Portfolio......................     125         --        125
World ex U.S. Core Equity Portfolio................       2         --          2
Selectively Hedged Global Equity Portfolio.........   3,353     $1,881      1,472
Emerging Markets Portfolio.........................   2,394         --      2,394
Emerging Markets Small Cap Portfolio...............   3,141         --      3,141
Emerging Markets Value Portfolio...................   8,421         --      8,421
Emerging Markets Core Equity Portfolio.............  14,114         --     14,114

                                                        CHANGE IN UNREALIZED
                                                    APPRECIATION (DEPRECIATION) ON
                                                            DERIVATIVES
                                                    ---------------------------
                                                                FOREIGN
                                                               EXCHANGE   EQUITY
                                                     TOTAL     CONTRACTS CONTRACTS
                                                    -------    --------- ---------
Enhanced U.S. Large Company Portfolio.............. $ 2,744         --    $ 2,744
U.S. Large Cap Equity Portfolio....................       1         --          1
U.S. Large Cap Value Portfolio.....................   4,884         --      4,884
U.S. Targeted Value Portfolio......................   2,557         --      2,557
U.S. Small Cap Value Portfolio.....................   5,136         --      5,136
U.S. Core Equity 1 Portfolio.......................   3,553         --      3,553
U.S. Core Equity 2 Portfolio.......................   4,911         --      4,911
U.S. Vector Equity Portfolio.......................   1,125         --      1,125
U.S. Small Cap Portfolio...........................   6,700         --      6,700
U.S. Micro Cap Portfolio...........................   2,384         --      2,384
DFA Real Estate Securities Portfolio...............   2,226         --      2,226
Large Cap International Portfolio..................   1,452         --      1,452
International Core Equity Portfolio................   4,105         --      4,105
International Small Company Portfolio..............   4,157         --      4,157
DFA International Real Estate Securities Portfolio.     553         --        553
DFA International Small Cap Value Portfolio........   4,697         --      4,697

                                                   CHANGE IN UNREALIZED
                                                APPRECIATION (DEPRECIATION) ON
                                                        DERIVATIVES
                                                ------------------------------
                                                          FOREIGN
                                                         EXCHANGE    EQUITY
                                                 TOTAL   CONTRACTS  CONTRACTS
                                                ------   ---------  ---------
    World ex U.S. Value Portfolio.............. $   73        --     $   73
    Selectively Hedged Global Equity Portfolio.   (249)    $(760)       511
    Emerging Markets Portfolio.................  1,766        --      1,766
    Emerging Markets Small Cap Portfolio.......    753        --        753
    Emerging Markets Value Portfolio...........  3,185        --      3,185
    Emerging Markets Core Equity Portfolio.....  6,261        --      6,261

* As of April 30, 2017, there were no futures contracts outstanding. During the six months ended April 30, 2017, the Portfolio had limited activity in futures contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2017 (Amounts in thousands):

                                   NET                                                   NET
                                 AMOUNTS                                               AMOUNTS
                                   OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                                 ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                                PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                      GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
                    AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF  STATEMENTS  ----------------------
                    RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                      ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION            (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------         ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                           ASSETS                                             LIABILITIES
                    ---------------------------------------------------- -----------------------------------------------------
SELECTIVELY HEDGED
 GLOBAL EQUITY
 PORTFOLIO
Forward Currency
 Contracts.........    $207       $207        $(207)       --       --      $318        $318        $(207)       --      $111

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note K contains information regarding securities lending amounts that are subject to netting arrangements.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the six months ended April 30, 2017, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                            WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                             AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                          INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                          ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio..........     1.40%       $16,236         12        $ 8        $47,676
Global Small Company Portfolio...........     1.53%            58         10         --             90
DFA International Real Estate Securities
  Portfolio..............................     1.37%        33,360          6          8         45,480
DFA Global Real Estate Securities
  Portfolio..............................     1.27%         5,191          6          1          9,417
International Vector Equity Portfolio....     1.06%           669          1         --            669
World ex U.S. Value Portfolio............     1.44%            81         15         --            241
World ex U.S. Targeted Value Portfolio...     1.11%           137          2         --            197
World ex U.S. Core Equity Portfolio......     1.16%         2,265          6         --          3,897
World Core Equity Portfolio..............     1.35%           579         10         --          1,848
Emerging Markets Core Equity Portfolio...     1.41%        16,061          1          1         16,061

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2017, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by Portfolios under the lines of credit as of April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain Portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2017.

J. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2017, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2017, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

                                                                   REALIZED
                                                                     GAIN
   PORTFOLIO                                    PURCHASES  SALES    (LOSS)
   ---------                                    --------- -------- --------
   U.S. Large Cap Equity Portfolio............. $ 26,348  $  7,835 $ (1,537)
   U.S. Targeted Value Portfolio...............  157,413   336,075   61,896
   U.S. Small Cap Value Portfolio..............   34,727   343,110   42,540
   U.S. Core Equity 1 Portfolio................  221,077   131,076  (15,810)
   U.S. Core Equity 2 Portfolio................  282,546   146,437    2,571
   U.S. Vector Equity Portfolio................   48,934    75,621   13,551
   U.S. Small Cap Portfolio....................  244,755   139,283   56,451
   U.S. Micro Cap Portfolio....................   56,965    78,161   33,872
   DFA Real Estate Securities Portfolio........    5,605     4,252   (1,417)
   Large Cap International Portfolio...........   33,072    15,255    3,308
   International Core Equity Portfolio.........  109,055    19,537      823
   DFA Global Real Estate Securities Portfolio.    4,511        --       --
   DFA International Small Cap Value Portfolio.    3,852   258,730   72,075
   International Vector Equity Portfolio.......    7,363     2,416       89
   World ex U.S. Targeted Value Portfolio......    4,048       942      317
   World ex U.S. Core Equity Portfolio.........    8,457     1,181     (294)
   Emerging Markets Core Equity Portfolio......   15,082       415      (10)

K. SECURITIES LENDING:

   As of April 30, 2017, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                               MARKET
                                                               VALUE
         -                                                   ----------
         U.S. Large Cap Equity Portfolio.................... $    7,358
         U.S. Targeted Value Portfolio......................    461,073
         U.S. Small Cap Value Portfolio.....................    458,808
         U.S. Core Equity 1 Portfolio.......................    888,279
         U.S. Core Equity 2 Portfolio.......................  1,029,685
         U.S. Vector Equity Portfolio.......................    232,668
         U.S. Small Cap Portfolio...........................    422,679
         U.S. Micro Cap Portfolio...........................    154,958
         DFA Real Estate Securities Portfolio...............    121,807
         Large Cap International Portfolio..................     93,462
         International Core Equity Portfolio................    233,531
         DFA International Real Estate Securities Portfolio.      6,822
         DFA International Small Cap Value Portfolio........     58,434
         International Vector Equity Portfolio..............     13,896

                                                        MARKET
                                                        VALUE
                -                                       -------
                World ex U.S. Targeted Value Portfolio. $ 3,750
                World ex U.S. Core Equity Portfolio....  29,895

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                                       REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                     AS OF APRIL 30, 2017
                                 ------------------------------------------------------------
                                 OVERNIGHT AND             BETWEEN
                                  CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                 -------------- -------- ------------ -------- --------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE CAP EQUITY PORTFOLIO
 Common Stocks.................. $   31,088,275    --         --         --    $   31,088,275
U.S. TARGETED VALUE PORTFOLIO
 Common Stocks..................  1,703,830,892    --         --         --     1,703,830,892
U.S. SMALL CAP VALUE PORTFOLIO
 Common Stocks..................  1,900,659,111    --         --         --     1,900,659,111
U.S. CORE EQUITY 1 PORTFOLIO
 Common Stocks, Rights/Warrants.  1,805,785,077    --         --         --     1,805,785,077
U.S. CORE EQUITY 2 PORTFOLIO
 Common Stocks, Rights/Warrants.  2,055,867,234    --         --         --     2,055,867,234
U.S. VECTOR EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants.    664,388,590    --         --         --       664,388,590
U.S. SMALL CAP PORTFOLIO
 Common Stocks..................  3,518,843,904    --         --         --     3,518,843,904
U.S. MICRO CAP PORTFOLIO
 Common Stocks..................    952,804,374    --         --         --       952,804,374

                                                REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                              AS OF APRIL 30, 2017
                                          ------------------------------------------------------------
                                          OVERNIGHT AND             BETWEEN
                                           CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                          -------------- -------- ------------ -------- --------------
DFA REAL ESTATE SECURITIES PORTFOLIO
 Common Stocks........................... $  475,930,650    --         --         --    $  475,930,650
LARGE CAP INTERNATIONAL PORTFOLIO
 Common Stocks, Preferred Stocks.........    342,820,452    --         --         --       342,820,452
INTERNATIONAL CORE EQUITY PORTFOLIO
 Common Stocks, Preferred Stocks,
   Rights/Warrants.......................  2,079,631,191    --         --         --     2,079,631,191
DFA INTERNATIONAL REAL ESTATE SECURITIES
  PORTFOLIO
 Common Stocks...........................    200,241,680    --         --         --       200,241,680
DFA GLOBAL REAL ESTATE SECURITIES
  PORTFOLIO
 Common Stocks...........................    174,736,767    --         --         --       174,736,767
DFA INTERNATIONAL SMALL CAP VALUE
  PORTFOLIO
 Common Stocks, Rights/Warrants..........    894,959,738    --         --         --       894,959,738
INTERNATIONAL VECTOR EQUITY PORTFOLIO
 Common Stocks, Preferred Stocks,
   Rights/Warrants.......................    209,216,208    --         --         --       209,216,208
WORLD EX U.S. TARGETED VALUE PORTFOLIO
 Common Stocks...........................      9,956,793    --         --         --         9,956,793
WORLD EX U.S. CORE EQUITY PORTFOLIO
 Common Stocks, Preferred Stocks,
   Rights/Warrants.......................    163,905,361    --         --         --       163,905,361
EMERGING MARKETS CORE EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants..........  1,095,915,225    --         --         --     1,095,915,225

L. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. IN-KIND REDEMPTIONS:

   During the six months ended April 30, 2017, the following Portfolios realized net gains (losses) on in-kind redemptions as follows:

                    U.S. Small Cap Portfolio....... $125,200
                    U.S. Small Cap Value Portfolio.   79,386

O. OTHER:

   At April 30, 2017, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                APPROXIMATE
                                                                                 PERCENTAGE
                                                                   NUMBER OF   OF OUTSTANDING
                                                                  SHAREHOLDERS     SHARES
                                                                  ------------ --------------
Enhanced U.S. Large Company Portfolio-Institutional
  Class Shares...................................................      3             76%
U.S. Large Cap Equity Portfolio-Institutional Class Shares.......      3             90%
U.S. Large Cap Value Portfolio-Institutional Class Shares........      3             71%
U.S. Targeted Value Portfolio-Class R1 Shares....................      4             87%
U.S. Targeted Value Portfolio-Class R2 Shares....................      7             77%
U.S. Targeted Value Portfolio-Institutional Class Shares.........      3             58%
U.S. Small Cap Value Portfolio-Institutional Class Shares........      3             59%
U.S. Core Equity 1 Portfolio-Institutional Class Shares..........      6             82%
U.S. Core Equity 2 Portfolio-Institutional Class Shares..........      6             85%
U.S. Vector Equity Portfolio-Institutional Class Shares..........      4             86%
U.S. Small Cap Portfolio-Institutional Class Shares..............      3             51%
U.S. Micro Cap Portfolio-Institutional Class Shares..............      4             74%
DFA Real Estate Securities Portfolio-Institutional Class Shares..      4             76%
Large Cap International Portfolio-Institutional Class Shares.....      3             66%
International Core Equity Portfolio-Institutional Class Shares...      4             72%
International Small Company Portfolio-Institutional Class Shares.      3             57%
Global Small Company Portfolio-Institutional Class Shares........      3             94%
Japanese Small Company Portfolio-Institutional Class Shares......      4             86%
Asia Pacific Small Company Portfolio-Institutional Class Shares..      3             91%
United Kingdom Small Company Portfolio-Institutional
  Class Shares...................................................      4             93%
Continental Small Company Portfolio-Institutional Class Shares...      4             96%
DFA International Real Estate Securities Portfolio-Institutional
  Class Shares...................................................      4             88%
DFA Global Real Estate Securities Portfolio-Institutional
  Class Shares...................................................      3             70%
DFA International Small Cap Value Portfolio-Institutional
  Class Shares...................................................      4             68%
International Vector Equity Portfolio-Institutional Class Shares.      4             90%
World ex U.S. Value Portfolio-Institutional Class Shares.........      7             93%
World ex U.S. Targeted Value Portfolio-Institutional
  Class Shares...................................................      3             99%
World ex U.S. Core Equity Portfolio-Institutional Class Shares...      3             77%
World Core Equity Portfolio-Institutional Class Shares...........      4             83%
Selectively Hedged Global Equity Portfolio-Institutional
  Class Shares...................................................      4             96%
Emerging Markets Portfolio-Institutional Class Shares............      4             66%
Emerging Markets Small Cap Portfolio-Institutional
  Class Shares...................................................      3             52%
Emerging Markets Value Portfolio-Class R2 Shares.................      4             96%
Emerging Markets Value Portfolio-Institutional Class Shares......      2             34%
Emerging Markets Core Equity Portfolio-Institutional
  Class Shares...................................................      3             61%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

P. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following funds paid distributions to shareholders of record a portion of which is estimated to be in excess of a fund's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a fund will not be available until the end of a fund's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                         ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                        ----------------------------------------------
                                         NET INCOME FOR    ACCUMULATED
                                         THE CURRENT OR   UNDISTRIBUTED
                                           PRECEDING     NET PROFITS FROM
                                        FISCAL YEAR, AND   THE SALE OF       PAID-IN
                                          ACCUMULATED     SECURITIES OR    SURPLUS OR
                                         UNDISTRIBUTED        OTHER       OTHER CAPITAL
PORTFOLIO NAME                             NET INCOME       PROPERTIES       SOURCE
--------------                          ---------------- ---------------- -------------
Enhanced U.S. Large Company Portfolio
   December 15, 2016...................        91%              0%               9%
U.S. Large Cap Equity Portfolio
   December 15, 2016...................        91%              0%               9%
U.S. Large Cap Value Portfolio
   December 15, 2016...................        89%              0%              11%
U.S. Targeted Value Portfolio
   December 15, 2016...................        85%              0%              15%
U.S. Small Cap Value Portfolio
   December 15, 2016...................        55%              0%              45%
U.S. Core Equity 1 Portfolio
   December 14, 2016...................        90%              0%              10%
U.S. Core Equity 2 Portfolio
   December 14, 2016...................        89%              0%              11%
U.S. Vector Equity Portfolio
   December 15, 2016...................        85%              0%              15%
U.S. Small Cap Portfolio
   December 15, 2016...................        78%              0%              22%
U.S. Micro Cap Portfolio
   December 15, 2016...................        81%              0%              19%
DFA Real Estate Securities Portfolio
   December 14, 2016...................        95%              0%               5%
Large Cap International Portfolio
   December 14, 2016...................        72%              0%              28%
International Core Equity Portfolio
   December 14, 2016...................        62%              0%              38%
International Small Company Portfolio
   December 15, 2016...................         0%              0%             100%
Japanese Small Company Portfolio
   December 15, 2016...................        24%              0%              76%
Asia Pacific Small Company Portfolio
   December 15, 2016...................        15%              0%              85%
United Kingdom Small Company Portfolio
   December 15, 2016...................        59%              0%              41%
Continental Small Company Portfolio
   December 15, 2016...................        36%              0%              64%

                                                     ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                                    ---------------------------------------------
                                                     NET INCOME FOR    ACCUMULATED
                                                     THE CURRENT OR   UNDISTRIBUTED
                                                       PRECEDING     NET PROFITS FROM
                                                    FISCAL YEAR, AND   THE SALE OF       PAID-IN
                                                      ACCUMULATED     SECURITIES OR    SURPLUS OR
                                                     UNDISTRIBUTED        OTHER       OTHER CAPITAL
PORTFOLIO NAME                                         NET INCOME       PROPERTIES       SOURCE
--------------                                      ---------------- ---------------- -------------
DFA International Real Estate Securities Portfolio
   December 14, 2016...............................         0%              0%             100%
DFA Global Real Estate Securities Portfolio
   December 15, 2016...............................        99%              0%               1%
DFA International Small Cap Value Portfolio
   December 14, 2016...............................         0%              0%             100%
International Vector Equity Portfolio
   December 14, 2016...............................        53%              0%              47%
World ex U.S. Value Portfolio
   December 15, 2016...............................        80%              0%              20%
World ex U.S. Targeted Value Portfolio
   December 15, 2016...............................        83%              0%              17%
World ex U.S. Core Equity Portfolio
   December 15, 2016...............................        59%              0%              41%
World Core Equity Portfolio
   March 30, 2017..................................       100%              0%               0%*
Selectively Hedged Global Equity Portfolio
   December 15, 2016...............................        91%              0%               9%
Emerging Markets Portfolio
   December 15, 2016...............................        19%              0%              81%
Emerging Markets Small Cap Portfolio
   December 15, 2016...............................        30%              0%              70%
Emerging Markets Value Portfolio
   December 15, 2016...............................         0%              0%             100%
Emerging Markets Core Equity Portfolio
   December 14, 2016...............................        26%              0%              74%

* Amount is less than 1%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             SIX MONTHS ENDED APRIL 30, 2017
   EXPENSE TABLES
                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     11/01/16  04/30/17    RATIO*   PERIOD*
                                     --------- --------- ---------- --------

   DFA COMMODITY STRATEGY PORTFOLIO
   --------------------------------
   Actual Fund Return............... $1,000.00 $  999.80    0.32%    $1.59
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.21    0.32%    $1.61

----------
* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA COMMODITY STRATEGY PORTFOLIO
              Corporate....................................  45.4%
              Government...................................  28.7%
              Foreign Corporate............................  19.6%
              Foreign Government...........................   5.8%
              Supranational................................   0.5%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
BONDS -- (68.8%)
AUSTRALIA -- (3.5%)
Australia & New Zealand Banking Group, Ltd.
#   1.250%, 06/13/17.............................   8,000 $  8,001,264
Commonwealth Bank of Australia
    1.900%, 09/18/17.............................   2,000    2,003,738
    2.300%, 09/06/19.............................  10,100   10,164,054
    5.000%, 10/15/19.............................  10,000   10,677,570
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................   5,000    5,069,995
National Australia Bank, Ltd.
##  2.400%, 12/09/19.............................   9,500    9,554,521
Westpac Banking Corp.
    2.000%, 08/14/17.............................   3,000    3,005,448
    2.250%, 07/30/18.............................   3,200    3,222,435
    2.150%, 03/06/20.............................   5,000    5,020,030
                                                          ------------
TOTAL AUSTRALIA..................................           56,719,055
                                                          ------------

BELGIUM -- (0.3%)
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   4,700    4,700,587
                                                          ------------

CANADA -- (6.4%)
Alberta, Province of Canada
    1.900%, 12/06/19.............................   5,000    5,014,735
Bank of Montreal
    2.375%, 01/25/19.............................  15,620   15,763,610
Potash Corp. of Saskatchewan, Inc.
    6.500%, 05/15/19.............................   1,446    1,563,075
Province of Ontario Canada
    1.100%, 10/25/17.............................  10,000    9,989,560
    1.200%, 02/14/18.............................  15,000   14,981,970
    1.650%, 09/27/19.............................   6,103    6,092,369
Royal Bank of Canada
    1.500%, 01/16/18.............................   1,180    1,180,338
    2.200%, 07/27/18.............................   1,005    1,012,283
    1.800%, 07/30/18.............................   8,492    8,508,542
    1.500%, 07/29/19.............................   4,625    4,580,845
Thomson Reuters Corp.
    1.650%, 09/29/17.............................   3,992    3,994,228
    6.500%, 07/15/18.............................   1,000    1,054,400
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................  10,000    9,992,190
    2.125%, 07/02/19.............................  19,850   19,966,321
                                                          ------------
TOTAL CANADA.....................................          103,694,466
                                                          ------------

DENMARK -- (0.9%)
Nordea Bank AB
    2.375%, 04/04/19.............................  15,000   15,110,805
                                                          ------------

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
FINLAND -- (0.4%)
Municipality Finance P.L.C.
    1.250%, 04/18/19.............................   5,000 $ 4,960,700
    1.750%, 05/21/19.............................   1,150   1,152,045
                                                          -----------
TOTAL FINLAND....................................           6,112,745
                                                          -----------
FRANCE -- (2.1%)
BNP Paribas SA
    2.375%, 09/14/17.............................   6,140   6,159,316
BPCE SA
    1.625%, 01/26/18.............................   1,950   1,946,746
Orange SA
    1.625%, 11/03/19.............................   2,000   1,975,522
Sanofi
    1.250%, 04/10/18.............................   1,800   1,798,738
Societe Generale SA
    2.750%, 10/12/17.............................     980     985,116
Total Capital Canada, Ltd.
#   1.450%, 01/15/18.............................   2,000   1,999,182
Total Capital International SA
    1.550%, 06/28/17.............................   1,040   1,040,468
    2.100%, 06/19/19.............................  18,335  18,453,132
                                                          -----------
TOTAL FRANCE.....................................          34,358,220
                                                          -----------

GERMANY -- (1.7%)
Bayer U.S. Finance LLC
    2.375%, 10/08/19.............................   2,000   2,013,660
Daimler Finance North America LLC
##  1.650%, 03/02/18.............................   4,490   4,488,357
Deutsche Bank AG
    6.000%, 09/01/17.............................   4,300   4,360,402
Deutsche Telekom International Finance BV
##  1.500%, 09/19/19.............................   3,000   2,956,278
State of North Rhine-Westphalia
    1.625%, 01/22/20.............................   3,650   3,628,917
Volkswagen Group of America Finance LLC
##  2.125%, 05/23/19.............................  10,000   9,981,420
                                                          -----------
TOTAL GERMANY....................................          27,429,034
                                                          -----------

IRELAND -- (0.5%)
Actavis, Inc.
    1.875%, 10/01/17.............................   7,500   7,505,925
Medtronic, Inc.
    1.375%, 04/01/18.............................     300     299,777
                                                          -----------
TOTAL IRELAND....................................           7,805,702
                                                          -----------

ITALY -- (0.5%)
Enel Finance International NV
##  6.250%, 09/15/17.............................   4,300   4,372,975

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
ITALY -- (Continued)
Intesa Sanpaolo SpA
    3.875%, 01/16/18.............................   1,500 $ 1,517,981
    3.875%, 01/15/19.............................   2,570   2,627,270
                                                          -----------
TOTAL ITALY......................................           8,518,226
                                                          -----------

JAPAN -- (2.5%)
American Honda Finance Corp.
    1.550%, 12/11/17.............................   2,575   2,578,404
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    2.350%, 09/08/19.............................     850     851,765
Mizuho Bank, Ltd.
##  1.550%, 10/17/17.............................   7,700   7,699,692
Nomura Holdings, Inc.
    2.750%, 03/19/19.............................   1,034   1,044,069
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.............................   3,500   3,532,067
Toyota Motor Credit Corp.
    2.000%, 10/24/18.............................   4,149   4,176,056
    1.400%, 05/20/19.............................   9,500   9,442,382
    2.125%, 07/18/19.............................   1,080   1,087,884
    1.550%, 10/18/19.............................  10,000   9,937,610
                                                          -----------
TOTAL JAPAN......................................          40,349,929
                                                          -----------

NETHERLANDS -- (2.8%)
Cooperatieve Rabobank UA
    1.700%, 03/19/18.............................   2,800   2,803,987
    2.250%, 01/14/19.............................  13,665  13,761,133
Heineken NV
##  1.400%, 10/01/17.............................   2,500   2,499,060
ING Bank NV
##  2.500%, 10/01/19.............................   3,000   3,021,633
LyondellBasell Industries NV
    5.000%, 04/15/19.............................   1,022   1,073,592
Mondelez International, Inc.
    1.625%, 10/28/19.............................   2,000   1,970,892
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20.............................   4,362   4,338,698
Shell International Finance BV
    1.900%, 08/10/18.............................   4,000   4,019,764
    2.000%, 11/15/18.............................   3,250   3,267,820
    4.300%, 09/22/19.............................   9,108   9,630,772
                                                          -----------
TOTAL NETHERLANDS................................          46,387,351
                                                          -----------

NORWAY -- (0.7%)
Kommunalbanken A.S.
    1.750%, 05/28/19.............................   5,000   5,010,780
    1.625%, 01/15/20.............................   5,450   5,433,323
Statoil ASA
    1.950%, 11/08/18.............................   1,035   1,038,899
                                                          -----------
TOTAL NORWAY                                               11,483,002
                                                          -----------

SPAIN -- (0.7%)
Iberdrola Finance Ireland, Ltd.
##  5.000%, 09/11/19.............................   2,000   2,124,596

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SPAIN -- (Continued)
Santander Holdings USA, Inc.
    2.650%, 04/17/20.............................   4,992 $ 4,979,720
Telefonica Emisiones SAU
    6.221%, 07/03/17.............................   2,000   2,015,900
    3.192%, 04/27/18.............................   1,800   1,824,044
                                                          -----------
TOTAL SPAIN......................................          10,944,260
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.4%)
Council Of Europe Development Bank
    1.750%, 11/14/19.............................   7,000   7,025,158
                                                          -----------

SWEDEN -- (1.7%)
Svensk Exportkredit AB
    1.875%, 06/17/19.............................  17,000  17,071,774
Svenska Handelsbanken AB
    1.625%, 03/21/18.............................   5,000   4,996,680
    2.250%, 06/17/19.............................   5,000   5,030,595
                                                          -----------
TOTAL SWEDEN.....................................          27,099,049
                                                          -----------

SWITZERLAND -- (1.2%)
Credit Suisse AG New York
    1.375%, 05/26/17.............................   1,000   1,000,202
Credit Suisse New York
    1.700%, 04/27/18.............................   7,595   7,589,296
UBS AG
    1.800%, 03/26/18.............................   3,850   3,856,715
    2.375%, 08/14/19.............................   1,500   1,510,785
    2.350%, 03/26/20.............................   6,000   6,036,816
                                                          -----------
TOTAL SWITZERLAND................................          19,993,814
                                                          -----------

UNITED KINGDOM -- (1.1%)
AstraZeneca P.L.C.
    1.750%, 11/16/18.............................   6,958   6,966,864
BP Capital Markets P.L.C.
#   4.750%, 03/10/19.............................   4,110   4,325,915
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................   3,500   3,500,504
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.............................   1,028   1,072,306
HSBC USA, Inc.
    1.625%, 01/16/18.............................     820     819,791
Vodafone Group P.L.C.
    1.250%, 09/26/17.............................     750     749,605
                                                          -----------
TOTAL UNITED KINGDOM.............................          17,434,985
                                                          -----------

UNITED STATES -- (41.4%)
3M Co.
    1.625%, 06/15/19.............................   3,200   3,209,283
Abbott Laboratories
    5.125%, 04/01/19.............................   2,835   2,994,959
Air Products & Chemicals, Inc.
    1.200%, 10/15/17.............................     700     699,860
American Express Co.
    7.000%, 03/19/18.............................   8,212   8,593,833

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
American Honda Finance Corp.
    2.250%, 08/15/19.............................   2,000 $ 2,023,338
American International Group, Inc.
    2.300%, 07/16/19.............................   2,000   2,008,466
AmerisourceBergen Corp.
    4.875%, 11/15/19.............................   2,618   2,792,987
Anthem, Inc.
    5.875%, 06/15/17.............................   3,100   3,116,018
Apple, Inc.
    1.100%, 08/02/19.............................   4,045   4,004,412
    1.900%, 02/07/20.............................  38,000  38,206,834
Assurant, Inc.
    2.500%, 03/15/18.............................     203     204,169
AT&T, Inc.
    1.400%, 12/01/17.............................   3,400   3,396,376
    2.300%, 03/11/19.............................     575     577,744
Autodesk, Inc.
    1.950%, 12/15/17.............................   5,650   5,653,599
Bank of America Corp.
    2.600%, 01/15/19.............................   4,000   4,039,268
Bank of New York Mellon Corp. (The)
    2.100%, 01/15/19.............................   1,000   1,005,929
BB&T Corp.
    1.450%, 01/12/18.............................     170     170,114
Becton Dickinson and Co.
    1.800%, 12/15/17.............................   4,900   4,896,942
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................   2,500   2,504,728
    2.100%, 08/14/19.............................   2,800   2,823,408
Boston Scientific Corp.
    2.650%, 10/01/18.............................   1,000   1,009,656
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................   1,000   1,007,006
Bristol-Myers Squibb Co.
    0.875%, 08/01/17.............................   1,685   1,683,270
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.............................   1,250   1,337,381
CA, Inc.
    5.375%, 12/01/19.............................   5,245   5,656,512
Capital One Bank USA NA
    2.300%, 06/05/19.............................   2,742   2,746,376
Capital One NA/Mclean
    2.400%, 09/05/19.............................   6,536   6,563,745
Cardinal Health, Inc.
    1.900%, 06/15/17.............................   5,000   5,003,980
    1.700%, 03/15/18.............................   5,239   5,240,965
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................   6,000   6,058,794
    7.050%, 10/01/18.............................   5,000   5,362,135
CBS Corp.
    2.300%, 08/15/19.............................   1,500   1,508,870
Chevron Corp.
    1.345%, 11/15/17.............................   3,435   3,435,299
    1.718%, 06/24/18.............................   1,425   1,429,836
    2.193%, 11/15/19.............................  15,000  15,135,765

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Cisco Systems, Inc.
#   1.400%, 02/28/18.............................   9,958 $ 9,968,247
    2.125%, 03/01/19.............................  10,000  10,103,200
    1.400%, 09/20/19.............................  14,935  14,838,251
Citigroup, Inc.
    2.050%, 12/07/18.............................   7,281   7,293,982
    2.550%, 04/08/19.............................     750     757,245
Comcast Corp.
    5.700%, 05/15/18.............................     732     763,218
Comerica, Inc.
    2.125%, 05/23/19.............................   4,000   3,997,328
ConocoPhillips Co.
    1.050%, 12/15/17.............................   3,000   2,990,730
    1.500%, 05/15/18.............................   3,500   3,496,924
CVS Health Corp.
    2.250%, 12/05/18.............................   7,000   7,051,240
Danaher Corp.
    1.650%, 09/15/18.............................   2,000   2,003,816
Dollar General Corp.
    1.875%, 04/15/18.............................   2,334   2,337,429
Duke Energy Corp.
    1.625%, 08/15/17.............................   1,019   1,019,774
Eastman Chemical Co.
    2.700%, 01/15/20.............................   3,883   3,945,555
eBay, Inc.
    1.350%, 07/15/17.............................   7,000   6,998,334
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................  11,927  12,529,313
Enterprise Products Operating LLC
    1.650%, 05/07/18.............................   5,000   4,995,000
Exxon Mobil Corp.
    1.439%, 03/01/18.............................   8,200   8,208,462
    1.305%, 03/06/18.............................  19,430  19,429,417
    1.912%, 03/06/20.............................   2,100   2,111,687
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................   1,500   1,546,469
    2.551%, 10/05/18.............................   5,000   5,034,160
General Mills, Inc.
    2.200%, 10/21/19.............................   3,500   3,515,228
General Motors Financial Co., Inc.
    3.150%, 01/15/20.............................   5,000   5,094,345
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................   7,064   7,084,803
Goldman Sachs Group, Inc. (The)
    2.900%, 07/19/18.............................   1,000   1,013,130
    7.500%, 02/15/19.............................   4,082   4,469,521
    2.300%, 12/13/19.............................     600     601,317
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................     585     583,425
Harris Corp.
    1.999%, 04/27/18.............................   8,500   8,521,488
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................   2,600   2,623,070
Intel Corp.
    1.350%, 12/15/17.............................   1,000   1,000,552
Intercontinental Exchange, Inc.
    2.500%, 10/15/18.............................   1,560   1,578,252

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
International Business Machines Corp.
#   1.950%, 02/12/19.............................  27,500 $27,705,040
Jefferies Group LLC
    5.125%, 04/13/18.............................   1,000   1,030,243
JPMorgan Chase & Co.
    2.000%, 08/15/17.............................   7,050   7,063,599
    6.300%, 04/23/19.............................   3,500   3,790,087
Kellogg Co.
    1.750%, 05/17/17.............................   3,000   3,000,447
KeyBank NA
    2.350%, 03/08/19.............................   7,000   7,056,399
Kraft Heinz Foods Co.
    2.250%, 06/05/17.............................   4,177   4,180,860
Kroger Co. (The)
    2.300%, 01/15/19.............................   1,000   1,006,370
    1.500%, 09/30/19.............................   1,565   1,546,704
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   6,000   6,013,932
Mattel, Inc.
    1.700%, 03/15/18.............................   7,000   6,991,082
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................   4,417   4,452,963
McDonald's Corp.
    5.800%, 10/15/17.............................     900     917,389
    5.350%, 03/01/18.............................   2,000   2,061,184
#   2.100%, 12/07/18.............................   8,000   8,048,960
McKesson Corp.
    1.400%, 03/15/18.............................   1,614   1,610,548
    2.284%, 03/15/19.............................   6,000   6,035,202
Merck & Co., Inc.
    1.850%, 02/10/20.............................   5,000   5,027,080
MetLife, Inc.
#   6.817%, 08/15/18.............................   2,000   2,129,610
    7.717%, 02/15/19.............................   1,389   1,530,478
Microsoft Corp.
    1.100%, 08/08/19.............................  10,000   9,903,570
Molson Coors Brewing Co.
##  2.250%, 03/15/20.............................   4,577   4,584,126
Monsanto Co.
    1.850%, 11/15/18.............................   6,700   6,684,061
Morgan Stanley
    7.300%, 05/13/19.............................   7,000   7,719,467
NetApp, Inc.
    2.000%, 12/15/17.............................   6,200   6,213,572
NextEra Energy Capital Holdings, Inc.
    2.700%, 09/15/19.............................   1,500   1,521,639
NiSource Finance Corp.
    6.800%, 01/15/19.............................   2,000   2,154,272
Novartis Capital Corp.
    4.400%, 04/24/20.............................   9,500  10,185,140
Nucor Corp.
    5.750%, 12/01/17.............................   3,019   3,087,628
NYSE Euronext
    2.000%, 10/05/17.............................     230     230,633
ONEOK Partners L.P.
    2.000%, 10/01/17.............................     400     400,559
Oracle Corp.
    2.250%, 10/08/19.............................  21,875  22,160,228

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
PACCAR Financial Corp.
    1.750%, 08/14/18.............................   1,900 $ 1,905,759
Pfizer, Inc.
    1.500%, 06/15/18.............................   1,000   1,001,299
    2.100%, 05/15/19.............................  30,877  31,158,783
Philip Morris International, Inc.
    5.650%, 05/16/18.............................   6,255   6,523,264
    1.875%, 01/15/19.............................   5,000   5,007,020
Phillips 66
    2.950%, 05/01/17.............................   5,000   5,000,000
Provident Cos., Inc.
    7.000%, 07/15/18.............................   3,298   3,487,635
Prudential Financial, Inc.
    6.000%, 12/01/17.............................     518     531,045
QUALCOMM, Inc.
    1.400%, 05/18/18.............................   1,000     999,142
Republic Services, Inc.
    5.500%, 09/15/19.............................   1,167   1,259,697
Reynolds American, Inc.
    2.300%, 06/12/18.............................   4,650   4,675,552
Roper Technologies, Inc.
    2.050%, 10/01/18.............................   1,500   1,504,418
Ryder System, Inc.
    2.550%, 06/01/19.............................   2,400   2,422,877
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................   2,000   2,023,218
Southern Co. (The)
    1.300%, 08/15/17.............................   3,000   2,997,669
    2.450%, 09/01/18.............................   2,700   2,721,379
Southwest Airlines Co.
    2.750%, 11/06/19.............................   5,980   6,078,861
Stryker Corp.
    1.300%, 04/01/18.............................     600     598,659
    2.000%, 03/08/19.............................   8,000   8,026,960
SunTrust Banks, Inc.
    2.500%, 05/01/19.............................   7,735   7,818,662
Symantec Corp.
    2.750%, 06/15/17.............................   4,595   4,596,608
Target Corp.
    2.300%, 06/26/19.............................  10,000  10,128,680
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................   1,000   1,087,145
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................   3,000   3,023,616
Total System Services, Inc.
    2.375%, 06/01/18.............................   6,500   6,524,466
U.S. Bancorp
    2.200%, 04/25/19.............................   5,000   5,045,510
UnitedHealth Group, Inc.
    1.400%, 12/15/17.............................     956     956,054
    1.625%, 03/15/19.............................   3,000   2,991,339
US Bank NA
    1.400%, 04/26/19.............................  11,300  11,232,426
    2.125%, 10/28/19.............................   5,000   5,043,030
Verizon Communications, Inc.
    3.650%, 09/14/18.............................   5,000   5,124,975
    1.375%, 08/15/19.............................   2,000   1,973,866
    2.625%, 02/21/20.............................   2,193   2,226,812

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^     VALUE+
                                                  -------     ------
                                                   (000)
UNITED STATES -- (Continued)
Walgreens Boots Alliance, Inc.
    1.750%, 05/30/18.............................   4,200 $    4,216,002
    2.700%, 11/18/19.............................     470        476,862
Walt Disney Co. (The)
    1.500%, 09/17/18.............................   1,255      1,257,103
Wells Fargo & Co.
    1.500%, 01/16/18.............................     700        699,721
Whirlpool Co.
    1.650%, 11/01/17.............................   7,000      7,001,316
Zoetis, Inc.
    1.875%, 02/01/18.............................   6,564      6,573,452
                                                          --------------
TOTAL UNITED STATES..............................            675,570,723
                                                          --------------
TOTAL BONDS......................................          1,120,737,111
                                                          --------------

U.S. TREASURY OBLIGATIONS -- (29.8%)
U.S. Treasury Notes
^^  1.375%, 06/30/18.............................  99,000     99,232,056

                                                     FACE
                                                    AMOUNT^     VALUE+
                                                    -------     ------
                                                     (000)
U.S. TREASURY OBLIGATIONS -- (Continued)
#     0.875%, 09/15/19............................. 149,000 $  147,393,631
      1.500%, 10/31/19............................. 105,000    105,369,180
      1.000%, 11/15/19............................. 136,000    134,756,824
                                                            --------------
TOTAL U.S. TREASURY OBLIGATIONS....................            486,751,691
                                                            --------------
TOTAL INVESTMENT SECURITIES........................          1,607,488,802
                                                            --------------

                                                    SHARES
                                                    ------

SECURITIES LENDING COLLATERAL -- (1.4%)
(S)@  DFA Short Term Investment Fund 1,907,915.....             22,080,299
                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,631,680,427)............................          $1,629,569,101
                                                            ==============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ----------------------------------------------------
                                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                          -------------  -------------- ------- --------------
Bonds
  Australia..............................            --  $   56,719,055   --    $   56,719,055
  Belgium................................            --       4,700,587   --         4,700,587
  Canada.................................            --     103,694,466   --       103,694,466
  Denmark................................            --      15,110,805   --        15,110,805
  Finland................................            --       6,112,745   --         6,112,745
  France.................................            --      34,358,220   --        34,358,220
  Germany................................            --      27,429,034   --        27,429,034
  Ireland................................            --       7,805,702   --         7,805,702
  Italy..................................            --       8,518,226   --         8,518,226
  Japan..................................            --      40,349,929   --        40,349,929
  Netherlands............................            --      46,387,351   --        46,387,351
  Norway.................................            --      11,483,002   --        11,483,002
  Spain..................................            --      10,944,260   --        10,944,260
  Supranational Organization Obligations.            --       7,025,158   --         7,025,158
  Sweden.................................            --      27,099,049   --        27,099,049
  Switzerland............................            --      19,993,814   --        19,993,814
  United Kingdom.........................            --      17,434,985   --        17,434,985
  United States..........................            --     675,570,723   --       675,570,723
U.S. Treasury Obligations................            --     486,751,691   --       486,751,691
Securities Lending Collateral............            --      22,080,299   --        22,080,299
Swap Agreements**........................            --       1,801,375   --         1,801,375
Futures Contracts**...................... $  (1,594,016)             --   --        (1,594,016)
                                          -------------  --------------   --    --------------
TOTAL.................................... $(1,594,016).. $1,631,370,476   --    $1,629,776,460
                                          =============  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investments at Value (including $21,634 of securities on loan)................................ $    1,607,489
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $22,077).         22,080
Segregated Cash for Swaps Contracts...........................................................         22,739
Cash..........................................................................................         36,186
Receivables:
  Investment Securities Sold..................................................................          5,854
  Interest....................................................................................          7,824
  Securities Lending Income...................................................................             22
  Fund Shares Sold............................................................................          1,382
  Futures Margin Variation....................................................................            266
Unrealized Gain on Swap Contracts.............................................................          1,801
Prepaid Expenses and Other Assets.............................................................             63
                                                                                               --------------
     Total Assets.............................................................................      1,705,706
                                                                                               --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned............................................................         22,098
  Investment Securities Purchased.............................................................          1,385
  Fund Shares Redeemed........................................................................          5,799
  Due to Advisor..............................................................................            416
Accrued Expenses and Other Liabilities........................................................             86
                                                                                               --------------
     Total Liabilities........................................................................         29,784
                                                                                               --------------
NET ASSETS.................................................................................... $    1,675,922
                                                                                               ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).......................................................    288,107,424
                                                                                               ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...................................... $         5.82
                                                                                               ==============
Investments at Cost........................................................................... $    1,609,603
                                                                                               ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................... $    1,684,161
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)........         26,243
Accumulated Net Realized Gain (Loss)..........................................................        (32,566)
Net Unrealized Appreciation (Depreciation)....................................................         (1,916)
                                                                                               --------------
NET ASSETS.................................................................................... $    1,675,922
                                                                                               ==============
(1) NUMBER OF SHARES AUTHORIZED...............................................................  1,800,000,000
                                                                                               ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Interest.......................................................................................... $ 11,734
  Dividends#........................................................................................      125
  Income from Securities Lending....................................................................      125
                                                                                                     --------
     Total Investment Income........................................................................   11,984
                                                                                                     --------
EXPENSES
  Investment Management Fees........................................................................    3,006
  Accounting & Transfer Agent Fees..................................................................       48
  Custodian Fees....................................................................................       28
  Filing Fees.......................................................................................       45
  Shareholders' Reports.............................................................................       31
  Directors'/Trustees' Fees & Expenses..............................................................        8
  Professional Fees.................................................................................       28
  Other.............................................................................................       19
                                                                                                     --------
     Total Expenses.................................................................................    3,213
                                                                                                     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D).     (523)
  Fees Paid Indirectly (Note C).....................................................................       (8)
                                                                                                     --------
  Net Expenses......................................................................................    2,682
                                                                                                     --------
  NET INVESTMENT INCOME (LOSS)......................................................................    9,302
                                                                                                     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**....................................................................   (1,187)
    Futures.........................................................................................   (1,320)
    Swap Contracts..................................................................................  (29,842)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................   (3,563)
    Futures.........................................................................................     (482)
    Swap Contracts..................................................................................   23,359
                                                                                                     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................................................  (13,035)
                                                                                                     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................................... $ (3,733)
                                                                                                     ========

----------
**Net of foreign capital gain taxes withheld of $0.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                        DFA COMMODITY STRATEGY
                                                                                               PORTFOLIO
                                                                                        ----------------------
                                                                                        SIX MONTHS     YEAR
                                                                                           ENDED      ENDED
                                                                                         APRIL 30,   OCT. 31,
                                                                                           2017        2016
                                                                                        ----------- ----------
                                                                                        (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................................................... $    9,302  $   12,561
  Net Realized Gain (Loss) on:
    Investment Securities Sold*........................................................     (1,187)        484
    Futures............................................................................     (1,320)      5,533
    Swap Contracts.....................................................................    (29,842)     22,428
  Change in Unrealized Appreciation (Depreciation) of:.................................
    Investment Securities and Foreign Currency.........................................     (3,563)      1,678
    Futures............................................................................       (482)          9
    Swap Contracts.....................................................................     23,359     (20,194)
                                                                                        ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................     (3,733)     22,499
                                                                                        ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................    (15,691)     (7,538)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................       (875)         --
  Net Long-Term Gains:
    Institutional Class Shares.........................................................         --        (155)
                                                                                        ----------  ----------
     Total Distributions...............................................................    (16,566)     (7,693)
                                                                                        ----------  ----------
Capital Share Transactions (1):
  Shares Issued........................................................................    379,166   1,017,341
  Shares Issued in Lieu of Cash Distributions..........................................     16,028       7,499
  Shares Redeemed......................................................................   (297,070)   (648,620)
                                                                                        ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions...........................     98,124     376,220
                                                                                        ----------  ----------
     Total Increase (Decrease) in Net Assets...........................................     77,825     391,026
NET ASSETS
  Beginning of Period..................................................................  1,598,097   1,207,071
                                                                                        ----------  ----------
  End of Period........................................................................ $1,675,922  $1,598,097
                                                                                        ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................................................     63,613     183,938
  Shares Issued in Lieu of Cash Distributions..........................................      2,708       1,318
  Shares Redeemed......................................................................    (50,092)   (116,801)
                                                                                        ----------  ----------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................     16,229      68,455
                                                                                        ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME). $   26,243  $   32,632

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         DFA COMMODITY STRATEGY PORTFOLIO
                                                   --------------------------------------------------------------------------
                                                     SIX MONTHS        YEAR         YEAR         YEAR        YEAR       YEAR
                                                        ENDED         ENDED        ENDED        ENDED       ENDED      ENDED
                                                      APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,   OCT. 31,
                                                        2017           2016         2015         2014        2013       2012
-------------------------------------------------------------------------------------------------------------------------------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period.............. $     5.88      $     5.93   $     8.00   $     8.30   $   9.40   $   9.77
                                                   ----------      ----------   ----------   ----------   --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.03            0.05         0.05         0.06       0.06       0.07
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      (0.03)          (0.07)       (2.05)       (0.31)     (1.10)     (0.37)
                                                   ----------      ----------   ----------   ----------   --------   --------
   Total from Investment Operations...............         --           (0.02)       (2.00)       (0.25)     (1.04)     (0.30)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.06)          (0.03)       (0.06)       (0.04)     (0.04)     (0.06)
 Net Realized Gains...............................         --              --        (0.01)       (0.01)     (0.02)     (0.01)
                                                   ----------      ----------   ----------   ----------   --------   --------
   Total Distributions............................      (0.06)          (0.03)       (0.07)       (0.05)     (0.06)     (0.07)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     5.82      $     5.88   $     5.93   $     8.00   $   8.30   $   9.40
=================================================  ===========     ==========   ==========   ==========   ========   ========
Total Return......................................      (0.02)%(D)      (0.26)%     (25.16)%      (3.08)%   (11.15)%    (3.08)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $1,675,922      $1,598,097   $1,207,071   $1,194,191   $786,314   $458,079
Ratio of Expenses to Average Net Assets...........       0.32%(E)        0.33%        0.34%        0.33%      0.34%      0.35%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................       0.39%(E)        0.40%        0.40%        0.39%      0.40%      0.41%
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.12%(E)        0.95%        0.77%        0.65%      0.66%      0.79%
Portfolio Turnover Rate...........................         45%(D)         159%         124%         104%        64%        69%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-six operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2.   DEFERRED COMPENSATION PLAN:   Each eligible Director of the Fund may
elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3.   OTHER:   Security transactions are accounted for as of the trade date.
Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The

Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2017, the Portfolio held a $315,220,279 investment in the Subsidiary, representing 18.81% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2017, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2017, there were no previously waived fees subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2017, approximately $523 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the six months ended April 30, 2017, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $8

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid by the Fund to the CCO were $150 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   At April 30, 2017, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $19

F. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, the Portfolio's transactions related to investment securities, other than short-term securities (amounts in thousands), were as follows:

                                       U.S. GOVERNMENT    OTHER INVESTMENT
                                          SECURITIES         SECURITIES
                                      ------------------ ------------------
                                      PURCHASES  SALES   PURCHASES  SALES
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $463,599  $463,568 $317,892  $268,187

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     INCREASE       INCREASE
                                                    (DECREASE)     (DECREASE)
                                     INCREASE     UNDISTRIBUTED   ACCUMULATED
                                    (DECREASE)    NET INVESTMENT  NET REALIZED
                                  PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.       $76          $27,711        $(27,787)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS TOTAL
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2015.............................     $8,966        $1,009     $9,975
     2016.............................      7,540           154      7,694

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                      NET INVESTMENT
                                        INCOME AND
                                        SHORT-TERM     LONG-TERM
                                      CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                      -------------- ------------- -------
    DFA Commodity Strategy Portfolio.    $(1,657)         --       $(1,657)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  UNDISTRIBUTED                                               TOTAL NET
                                  NET INVESTMENT                                            DISTRIBUTABLE
                                    INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                    SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                  CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                  -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.    $11,046          --            --           $1,109        $12,155

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolio did not have any capital loss carryforwards.

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            NET
                                                                         UNREALIZED
                                   FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                   TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                  ---------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $1,632,611     $606       $(3,648)      $(3,042)

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the

Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. FORWARD CURRENCY CONTRACTS: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. COMMODITY-LINKED DERIVATIVES: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. SWAP AGREEMENTS: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. FUTURES CONTRACTS: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. OPTIONS ON FUTURES CONTRACTS: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2017, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                 EXPIRATION NUMBER OF CONTRACT  UNREALIZED
     DESCRIPTION                    DATE    CONTRACTS  AMOUNT   GAIN (LOSS)
     -----------                 ---------- --------- --------  -----------
     Brent Crude Oil Futures....  05/31/17     133    $  6,923    $  (374)
     CBT Wheat Futures..........  07/14/17     152       3,285        (20)
     Coffee 'C' Futures.........  06/30/17      52       3,309       (246)
     Coffee 'C' Futures.........  07/19/17      43       2,151       (105)
     Copper Futures.............  07/27/17     116       7,562       (159)
     Corn Futures...............  07/14/17     402       7,367        (43)
     Cotton No.2 Futures........  07/07/17      38       1,499         39
     Gasoline RBOB Futures......  06/30/17      52       3,391       (344)
     Gold 100 oz Futures........  06/28/17      92      11,668        161
     KCB Wheat Futures..........  07/14/17      53       1,159          8
     LME Nickel Futures.........  05/15/17     104       5,869       (331)
     LME Nickel Futures.........  07/17/17      40       2,267       (150)
     LME Nickel Futures.........  05/15/17    (104)     (5,869)       449
     LME Nickel Futures.........  05/15/17    (265)    (12,614)        82
     LME Prime Aluminum Futures.  05/15/17     265      12,614        174
     LME Prime Aluminum Futures.  07/17/17     104       4,969       (124)
     LME Zinc Futures...........  05/15/17     102       6,667       (534)
     LME Zinc Futures...........  07/17/17      40       2,624       (119)
     LME Zinc Futures...........  05/15/17    (102)     (6,667)       380
     Lean Hogs Futures..........  06/14/17      79       2,338        (61)
     Live Cattle Futures........  06/30/17      84       4,167        495
     Natural Gas Futures........  06/28/17     236       7,913       (138)
     Silver Futures.............  07/27/17      48       4,143       (250)
     Soybean Futures............  07/14/17     114       5,451         11
     Soybean Meal Futures.......  07/14/17      91       2,874         24
     Soybean Oil Futures........  07/14/17     130       2,473         (6)
     Sugar #11 Futures..........  06/30/17     142       2,565        (55)
     WTI Crude Futures..........  06/20/17     127       6,302       (358)
                                                      --------    -------
                                                      $ 96,400    $(1,594)
                                                      ========    =======

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

   At April 30, 2017, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                    UNREALIZED
                         COMMODITY   EXPIRATION          NOTIONAL  APPRECIATION
COUNTERPARTY             EXPOSURE       DATE    CURRENCY  AMOUNT  (DEPRECIATION)
------------           ------------  ---------- -------- -------- --------------
Bank of America Corp.. Custom Index*  06/30/17    USD    $188,305      $142
Bank of America Corp.. Custom Index*  06/30/17    USD     149,690       121
Citibank, N.A......... Custom Index*  06/30/17    USD     203,997       165
Citibank, N.A......... Custom Index*  06/30/17    USD     212,050       160
Credit Suisse......... Custom Index*  05/31/17    USD     216,714       333

                                                                                UNREALIZED
                                   COMMODITY   EXPIRATION           NOTIONAL   APPRECIATION
COUNTERPARTY                       EXPOSURE       DATE    CURRENCY   AMOUNT   (DEPRECIATION)
------------                     ------------  ---------- -------- ---------- --------------
Credit Suisse................... Custom Index*  05/31/17    USD    $  180,409     $  260
Deutsche Bank AG, London Branch. Custom Index*  05/30/17    USD        73,490        105
UBS AG.......................... Custom Index*  07/31/17    USD       251,402        364
UBS AG.......................... Custom Index*  07/31/17    USD        98,630        151
                                                                   ----------     ------
                                                                   $1,574,687     $1,801
                                                                   ==========     ======

* Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total Return.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2017 (amounts in thousands):

                                                          SWAP
                                               FUTURES  CONTRACTS
                                               -------- ----------
             DFA Commodity Strategy Portfolio. $160,315 $1,463,333

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of April 30, 2017:

                           LOCATION ON THE STATEMENT OF ASSETS AND LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Commodity Futures         Receivables: Futures       Payables: Futures Margin
   Contracts                 Margin Variation           Variation

 Commodity Swap Contracts  Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2017 (amounts in thousands):

                                             ASSET DERIVATIVES VALUE
                                       -----------------------------------
                                        TOTAL VALUE   COMMODITY
                                             AT        FUTURES     SWAP
                                       APRIL 30, 2017 CONTRACTS* CONTRACTS
     -                                 -------------- ---------- ---------
     DFA Commodity Strategy Portfolio.    $ 3,624      $ 1,823    $1,801

                                           LIABILITY DERIVATIVES VALUE
                                       -----------------------------------
                                        TOTAL VALUE   COMMODITY
                                             AT        FUTURES     SWAP
                                       APRIL 30, 2017 CONTRACTS* CONTRACTS
     -                                 -------------- ---------- ---------
     DFA Commodity Strategy Portfolio.    $(3,417)     $(3,417)   $   --

* Includes cumulative appreciation (depreciation) of futures contracts.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the six months ended April 30, 2017:

DERIVATIVE TYPE              LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------              --------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                               Appreciation (Depreciation) of: Futures

Swap Contracts               Net Realized Gain (Loss) on: Swap Contracts Change in
                               Unrealized Appreciation (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2017 (amounts in thousands):

                                          REALIZED GAIN (LOSS) ON DERIVATIVES
                                          ----------------------------------
                                                      COMMODITY
                                                       FUTURES      SWAP
                                            TOTAL     CONTRACTS   CONTRACTS
                                           --------   ---------   ---------
        DFA Commodity Strategy Portfolio. $(31,162)    $(1,320)   $(29,842)

                                              CHANGE IN UNREALIZED
                                           APPRECIATION (DEPRECIATION)
                                                 ON DERIVATIVES
                                          ----------------------------------
                                                      COMMODITY
                                                       FUTURES      SWAP
                                            TOTAL     CONTRACTS   CONTRACTS
                                           --------   ---------   ---------
        DFA Commodity Strategy Portfolio. $ 22,877     $  (482)   $ 23,359

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2017 (Amounts in thousands):

                                                 GROSS AMOUNTS NOT                                        GROSS AMOUNTS NOT
                                                   OFFSET IN THE                          NET AMOUNTS       OFFSET IN THE
                                                STATEMENTS OF ASSETS                     OF LIABILITIES  STATEMENTS OF ASSETS
                                 NET AMOUNTS      AND LIABILITIES                         PRESENTED IN     AND LIABILITIES
-                      GROSS      OF ASSETS    ----------------------           GROSS         THE       ----------------------
                     AMOUNTS OF  PRESENTED IN   FINANCIAL     CASH           AMOUNTS OF    STATEMENTS    FINANCIAL     CASH
                     RECOGNIZED THE STATEMENTS INSTRUMENTS COLLATERAL  NET   RECOGNIZED    OF ASSETS    INSTRUMENTS COLLATERAL
DESCRIPTION            ASSETS   OF ASSETS AND      (B)      RECEIVED  AMOUNT LIABILITIES      AND           (D)      PLEDGED
-----------             (A)      LIABILITIES   ----------- ----------  (C)       (A)      LIABILITIES   ----------- ----------
                                             ASSETS                                                LIABILITIES
                     ------------------------------------------------------- -------------------------------------------------
DFA COMMODITY
 STRATEGY PORTFOLIO
Swap Contracts......   $1,801       $1,801         --          --     $1,801     --            --           --          --




-

                      NET
DESCRIPTION          AMOUNT
-----------           (E)

                     -------
DFA COMMODITY
 STRATEGY PORTFOLIO
Swap Contracts......   --

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolio did not utilize the interfund lending program during the six months ended April 30, 2017.

J. SECURITIES LENDING:

   As of April 30, 2017, the Portfolio had a security on loan to a broker/dealer, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                                       REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                     AS OF APRIL 30, 2017
                                   --------------------------------------------------------
                                   OVERNIGHT AND            BETWEEN
                                    CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                   ------------- -------- ------------ -------- -----------
SECURITIES LENDING TRANSACTIONS
DFA COMMODITY STRATEGY PORTFOLIO
 Bonds, U.S. Treasury Obligations.  $22,080,299     --         --         --    $22,080,299

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. OTHER:

   At April 30, 2017, 3 shareholders held 63% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED APRIL 30, 2017
  EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       11/01/16  04/30/17    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  DFA INTERNATIONAL VALUE PORTFOLIO**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,113.20    0.67%    $3.51
   Institutional Class Shares......... $1,000.00 $1,115.00    0.42%    $2.20
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.47    0.67%    $3.36
   Institutional Class Shares......... $1,000.00 $1,022.71    0.42%    $2.11

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    11/01/16  04/30/17    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     U.S. LARGE COMPANY PORTFOLIO
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,132.80    0.08%    $0.42
     Hypothetical 5% Annual Return. $1,000.00 $1,024.40    0.08%    $0.40

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                           AFFILIATED INVESTMENT COMPANY
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. LARGE COMPANY PORTFOLIO
              Consumer Discretionary.......................  12.5%
              Consumer Staples.............................   9.3%
              Energy.......................................   6.3%
              Financials...................................  14.1%
              Health Care..................................  14.0%
              Industrials..................................  10.1%
              Information Technology.......................  22.5%
              Materials....................................   2.8%
              Real Estate..................................   2.9%
              Telecommunication Services...................   2.3%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $8,617,732,695
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $7,869,569,171)........................................ $8,617,732,695
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                        ------       ------     ---------------
COMMON STOCKS -- (96.2%)
Consumer Discretionary -- (12.0%)
*   Amazon.com, Inc...................   142,958 $  132,234,720            1.8%
    Comcast Corp. Class A............. 1,708,313     66,948,786            0.9%
    Home Depot, Inc. (The)............   439,705     68,637,951            0.9%
    McDonald's Corp...................   295,622     41,366,386            0.6%
*   Priceline Group, Inc. (The).......    17,748     32,777,361            0.4%
    Walt Disney Co. (The).............   525,103     60,701,907            0.8%
    Other Securities..................              520,955,734            7.0%
                                                 --------------           -----
Total Consumer Discretionary..........              923,622,845           12.4%
                                                 --------------           -----
Consumer Staples -- (8.9%)
    Altria Group, Inc.................   700,050     50,249,589            0.7%
    Coca-Cola Co. (The)............... 1,394,785     60,184,973            0.8%
    PepsiCo, Inc......................   515,165     58,357,891            0.8%
    Philip Morris International, Inc..   559,986     62,068,848            0.8%
    Procter & Gamble Co. (The)........   922,782     80,586,552            1.1%
    Wal-Mart Stores, Inc..............   543,554     40,864,390            0.5%
    Other Securities..................              334,056,724            4.5%
                                                 --------------           -----
Total Consumer Staples................              686,368,967            9.2%
                                                 --------------           -----
Energy -- (6.1%)
    Chevron Corp......................   683,331     72,911,418            1.0%
    Exxon Mobil Corp.................. 1,496,719    122,207,106            1.6%
    Schlumberger, Ltd.................   503,219     36,528,667            0.5%
    Other Securities..................              235,035,971            3.2%
                                                 --------------           -----
Total Energy..........................              466,683,162            6.3%
                                                 --------------           -----
Financials -- (13.6%)
    Bank of America Corp.............. 3,618,650     84,459,291            1.1%
*   Berkshire Hathaway, Inc. Class B..   685,565    113,262,194            1.5%
    Citigroup, Inc.................... 1,000,110     59,126,503            0.8%
    JPMorgan Chase & Co............... 1,289,330    112,171,710            1.5%
    Wells Fargo & Co.................. 1,625,406     87,511,859            1.2%
    Other Securities..................              584,259,159            7.9%
                                                 --------------           -----
Total Financials......................            1,040,790,716           14.0%
                                                 --------------           -----
Health Care -- (13.4%)
    AbbVie, Inc.......................   575,339     37,937,854            0.5%
    Amgen, Inc........................   265,829     43,415,192            0.6%
    Bristol-Myers Squibb Co...........   603,780     33,841,869            0.5%
*   Celgene Corp......................   280,813     34,834,853            0.5%
    Gilead Sciences, Inc..............   471,797     32,341,684            0.4%
    Johnson & Johnson.................   979,405    120,927,135            1.6%
    Medtronic P.L.C...................   494,110     41,055,600            0.6%
    Merck & Co., Inc..................   991,037     61,771,336            0.8%
    Pfizer, Inc....................... 2,148,377     72,872,948            1.0%
    UnitedHealth Group, Inc...........   347,274     60,731,277            0.8%
    Other Securities..................              491,510,019            6.6%
                                                 --------------           -----
Total Health Care.....................            1,031,239,767           13.9%
                                                 --------------           -----
Industrials -- (9.8%)
    3M Co.............................   215,203     42,143,204            0.6%
    Boeing Co. (The)..................   205,604     38,001,787            0.5%
    General Electric Co............... 3,149,283     91,297,714            1.2%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Honeywell International, Inc..................................    274,759 $   36,031,895            0.5%
      Union Pacific Corp............................................    293,746     32,887,802            0.4%
      United Technologies Corp......................................    270,521     32,189,294            0.4%
      Other Securities..............................................               477,822,336            6.5%
                                                                                --------------          ------
Total Industrials...................................................               750,374,032           10.1%
                                                                                --------------          ------
Information Technology -- (21.6%)
*     Alphabet, Inc. Class A........................................    107,247     99,151,996            1.3%
*     Alphabet, Inc. Class C........................................    106,663     96,632,411            1.3%
      Apple, Inc....................................................  1,893,782    272,041,784            3.7%
      Broadcom, Ltd.................................................    144,758     31,964,014            0.4%
      Cisco Systems, Inc............................................  1,807,627     61,585,852            0.8%
*     Facebook, Inc. Class A........................................    850,117    127,730,079            1.7%
      Intel Corp....................................................  1,706,611     61,693,988            0.8%
#     International Business Machines Corp..........................    309,819     49,660,888            0.7%
      Mastercard, Inc. Class A......................................    340,078     39,557,873            0.5%
      Microsoft Corp................................................  2,789,316    190,956,573            2.6%
      Oracle Corp...................................................  1,081,815     48,638,402            0.7%
#     Visa, Inc. Class A............................................    670,668     61,178,335            0.8%
      Other Securities..............................................               522,256,433            7.1%
                                                                                --------------          ------
Total Information Technology........................................             1,663,048,628           22.4%
                                                                                --------------          ------
Materials -- (2.7%)
      Other Securities..............................................               210,421,139            2.8%
                                                                                --------------          ------
Real Estate -- (2.8%)
      Other Securities..............................................               215,134,372            2.9%
                                                                                --------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc.....................................................  2,216,850     87,853,765            1.2%
      Verizon Communications, Inc...................................  1,471,370     67,550,597            0.9%
      Other Securities..............................................                11,471,335            0.2%
                                                                                --------------          ------
Total Telecommunication Services....................................               166,875,697            2.3%
                                                                                --------------          ------
Utilities -- (3.1%)
      Other Securities..............................................               235,272,540            3.2%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             7,389,831,865           99.5%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             7,389,831,865
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 30,114,086     30,114,086            0.4%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund................................ 22,788,791    263,734,682            3.6%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,863,196,580)...........................................              $7,683,680,633          103.5%
                                                                                ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Fund's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  923,622,845           --   --    $  923,622,845
  Consumer Staples............    686,368,967           --   --       686,368,967
  Energy......................    466,683,162           --   --       466,683,162
  Financials..................  1,040,790,716           --   --     1,040,790,716
  Health Care.................  1,031,239,767           --   --     1,031,239,767
  Industrials.................    750,374,032           --   --       750,374,032
  Information Technology......  1,663,048,628           --   --     1,663,048,628
  Materials...................    210,421,139           --   --       210,421,139
  Real Estate.................    215,134,372           --   --       215,134,372
  Telecommunication Services..    166,875,697           --   --       166,875,697
  Utilities...................    235,272,540           --   --       235,272,540
Temporary Cash Investments....     30,114,086           --   --        30,114,086
Securities Lending Collateral.             -- $263,734,682   --       263,734,682
Futures Contracts**...........        418,101           --   --           418,101
                               -------------- ------------   --    --------------
TOTAL......................... $7,420,364,052 $263,734,682   --    $7,684,098,734
                               ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                 DFA        U.S. LARGE
                                                                                            INTERNATIONAL     COMPANY
                                                                                           VALUE PORTFOLIO  PORTFOLIO *
                                                                                           --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value..................................... $    8,617,733            --
Investments at Value (including $0 and $493,855 of securities on loan, respectively)......             --  $  7,389,832
Temporary Cash Investments at Value & Cost................................................             --        30,114
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0
 and $263,686)............................................................................             --       263,735
Segregated Cash for Futures Contracts.....................................................             --         1,460
Receivables:
  Investment Securities Sold..............................................................             --           971
  Dividends, Interest and Tax Reclaims....................................................             --         7,264
  Securities Lending Income...............................................................             --            57
  Fund Shares Sold........................................................................          5,760         6,019
Prepaid Expenses and Other Assets.........................................................            176           121
                                                                                           --------------  ------------
     Total Assets.........................................................................      8,623,669     7,699,573
                                                                                           --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned........................................................             --       263,651
  Investment Securities Purchased.........................................................             --           276
  Fund Shares Redeemed....................................................................          7,322         8,112
  Due to Advisor..........................................................................          1,381           333
  Futures Margin Variation................................................................             --            89
Accrued Expenses and Other Liabilities....................................................            396           668
                                                                                           --------------  ------------
     Total Liabilities....................................................................          9,099       273,129
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    8,614,570  $  7,426,444
                                                                                           ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $4,760 and $0 and shares outstanding of
 265,966 and 0, respectively.............................................................. $        17.90           N/A
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................    100,000,000           N/A
                                                                                           ==============  ============
Institutional Class Shares -- based on net assets of $8,609,810 and $7,426,444 and shares
 outstanding of 479,718,879 and 400,229,592, respectively................................. $        17.95  $      18.56
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................  1,500,000,000   900,000,000
                                                                                           ==============  ============
Investments in Affiliated Investment Companies at Cost.................................... $    7,869,569  $         --
                                                                                           --------------  ------------
Investments at Cost....................................................................... $           --  $  3,569,397
                                                                                           ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    8,007,910  $  3,773,795
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....         54,575         9,903
Accumulated Net Realized Gain (Loss)......................................................       (196,035)     (178,156)
Net Unrealized Foreign Exchange Gain (Loss)...............................................            (44)           --
Net Unrealized Appreciation (Depreciation)................................................        748,164     3,820,902
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    8,614,570  $  7,426,444
                                                                                           ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                  DFA
                                                                                             INTERNATIONAL U.S. LARGE
                                                                                                 VALUE      COMPANY
                                                                                              PORTFOLIO*   PORTFOLIO#
                                                                                             ------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $10,969 and $0, respectively)...............   $123,840     $     --
    Income from Securities Lending..........................................................      3,858           --
    Expenses Allocated from Affiliated Investment Company...................................     (8,359)          --
                                                                                               --------     --------
     Total Net Investment Income Received from Affiliated Investment Companies..............    119,339           --
                                                                                               --------     --------
FUND INVESTMENT INCOME
  Dividends.................................................................................   $     --     $ 74,163
  Income from Securities Lending............................................................         --          464
                                                                                               --------     --------
     Total Investment Income................................................................         --       74,627
                                                                                               --------     --------
FUND EXPENSES
    Investment Management Fees..............................................................     15,692        2,105
    Accounting & Transfer Agent Fees........................................................         61          194
    S&P 500(R) Fees.........................................................................         --           51
    Custodian Fees..........................................................................         --           45
  Shareholder Servicing Fees................................................................
    Class R2 Shares.........................................................................          5           --
    Filing Fees.............................................................................        113           56
    Shareholders' Reports...................................................................        112           56
    Directors'/Trustees' Fees & Expenses....................................................         38           34
    Professional Fees.......................................................................         75           92
    Other...................................................................................         19           96
                                                                                               --------     --------
     Total Expenses.........................................................................     16,115        2,729
                                                                                               --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................         --           78
  Fees Waived, (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................
    Institutional Class Shares..............................................................     (7,842)          --
    Class R2 Shares.........................................................................         (4)          --
                                                                                               --------     --------
  Net Expenses..............................................................................      8,269        2,807
                                                                                               --------     --------
  NET INVESTMENT INCOME (LOSS)..............................................................    111,070       71,820
                                                                                               --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................     (8,449)      (1,478)
    Futures.................................................................................      6,084        2,617
    Foreign Currency Transactions...........................................................     (2,636)          --
  Change in Unrealized Appreciation (Depreciation) of:......................................
    Investment Securities and Foreign Currency..............................................    760,265      788,540
    Futures.................................................................................      2,541          516
    Translation of Foreign Currency Denominated Amounts.....................................        799           --
                                                                                               --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................    758,604      790,195
                                                                                               --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................   $869,674     $862,015
                                                                                               ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                 DFA INTERNATIONAL VALUE     U.S. LARGE COMPANY
                                                                        PORTFOLIO                PORTFOLIO
                                                                 -----------------------  -----------------------
                                                                 SIX MONTHS      YEAR     SIX MONTHS      YEAR
                                                                    ENDED       ENDED        ENDED       ENDED
                                                                  APRIL 30,    OCT. 31,    APRIL 30,    OCT. 31,
                                                                    2017         2016        2017         2016
                                                                 ----------- -----------  ----------- -----------
                                                                 (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................. $  111,070  $   229,798  $   71,820  $   131,507
  Net Realized Gain (Loss) on:..................................
    Investment Securities Sold*.................................     (8,449)    (189,967)     (1,478)      44,973
    Futures.....................................................      6,084        4,316       2,617       (5,349)
    Foreign Currency Transactions...............................     (2,636)       4,081          --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    760,265        3,950     788,540      140,290
    Futures.....................................................      2,541         (482)        516         (356)
    Translation of Foreign Currency Denominated Amounts.........        799         (650)         --           --
                                                                 ----------  -----------  ----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................    869,674       51,046     862,015      311,065
                                                                 ----------  -----------  ----------  -----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................        (44)        (336)         --           --
    Institutional Class Shares..................................    (96,958)    (224,465)    (81,547)    (125,202)
  Net Short-Term Gains:
    Institutional Class Shares..................................         --           --        (124)          --
  Net Long-Term Gains:
    Institutional Class Shares..................................         --           --     (38,779)     (47,852)
                                                                 ----------  -----------  ----------  -----------
     Total Distributions........................................    (97,002)    (224,801)   (120,450)    (173,054)
                                                                 ----------  -----------  ----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................................  1,131,966    2,442,715     906,063    1,529,402
  Shares Issued in Lieu of Cash Distributions...................     94,144      218,177     105,596      150,286
  Shares Redeemed...............................................   (658,185)  (2,019,049)   (692,716)  (1,262,506)
                                                                 ----------  -----------  ----------  -----------
     Net Increase (Decrease) from Capital Share Transactions....    567,925      641,843     318,943      417,182
                                                                 ----------  -----------  ----------  -----------
     Total Increase (Decrease) in Net Assets....................  1,340,597      468,088   1,060,508      555,193
NET ASSETS
  Beginning of Period...........................................  7,273,973    6,805,885   6,365,936    5,810,743
                                                                 ----------  -----------  ----------  -----------
  End of Period................................................. $8,614,570  $ 7,273,973  $7,426,444  $ 6,365,936
                                                                 ==========  ===========  ==========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................     66,606      158,003      50,981       96,985
  Shares Issued in Lieu of Cash Distributions...................      5,519       14,327       5,951        9,320
  Shares Redeemed...............................................    (38,305)    (128,304)    (38,636)     (78,179)
                                                                 ----------  -----------  ----------  -----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................     33,820       44,026      18,296       28,126
                                                                 ==========  ===========  ==========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF
 NET INVESTMENT INCOME)......................................... $   54,575  $    40,507  $    9,903  $    19,630

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES
                                                   -----------------------------------------------------------
                                                   SIX MONTHS     YEAR      YEAR      YEAR      YEAR     YEAR
                                                      ENDED      ENDED     ENDED     ENDED     ENDED    ENDED
                                                    APRIL 30,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31, OCT. 31,
                                                      2017        2016      2015      2014      2013     2012
---------------------------------------------------------------------------------------------------------------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period..............   $16.27      $16.93   $ 18.48   $ 19.46    $15.72   $15.83
                                                     ------      ------   -------   -------    ------   ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................     0.22        0.53      0.51      0.74      0.49     0.51
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     1.61       (0.65)    (1.55)    (0.93)     3.77    (0.13)
                                                     ------      ------   -------   -------    ------   ------
   Total from Investment Operations...............     1.83       (0.12)    (1.04)    (0.19)     4.26     0.38
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................    (0.20)      (0.54)    (0.51)    (0.79)    (0.52)   (0.49)
                                                     ------      ------   -------   -------    ------   ------
   Total Distributions............................    (0.20)      (0.54)    (0.51)    (0.79)    (0.52)   (0.49)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................   $17.90      $16.27   $ 16.93   $ 18.48    $19.46   $15.72
=================================================  ===========  ========  ========  ========  ======== ========
Total Return......................................    11.32%(D)   (0.43)%   (5.78)%   (1.21)%   27.61%    2.70%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............   $4,760      $3,308   $10,404   $11,200    $5,517   $6,407
Ratio of Expenses to Average Net Assets (B).......     0.67%(E)    0.68%     0.68%     0.68%     0.69%    0.71%
Ratio of Expenses to Average Net Assets (Fees
 (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor) (B).     0.87%(E)    0.88%     0.73%     0.68%     0.69%    0.71%
Ratio of Net Investment Income to Average Net
 Assets...........................................     2.60%(E)    3.42%     2.81%     3.79%     2.84%    3.33%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                   ----------------------------------------------------------------------------
                                                    SIX MONTHS        YEAR         YEAR         YEAR        YEAR        YEAR
                                                       ENDED         ENDED        ENDED        ENDED       ENDED       ENDED
                                                     APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                       2017           2016         2015         2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period.............. $    16.30     $    16.92   $    18.47   $    19.45   $    15.72  $    15.83
                                                   ----------     ----------   ----------   ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.24           0.55         0.56         0.84         0.52        0.54
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       1.62          (0.63)       (1.56)       (0.98)        3.78       (0.12)
                                                   ----------     ----------   ----------   ----------   ----------  ----------
   Total from Investment Operations...............       1.86          (0.08)       (1.00)       (0.14)        4.30        0.42
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.21)         (0.54)       (0.55)       (0.84)       (0.57)      (0.53)
                                                   ----------     ----------   ----------   ----------   ----------  ----------
   Total Distributions............................      (0.21)         (0.54)       (0.55)       (0.84)       (0.57)      (0.53)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    17.95     $    16.30   $    16.92   $    18.47   $    19.45  $    15.72
=================================================  ===========    ==========   ==========   ==========   ==========  ==========
Total Return......................................      11.50%(D)      (0.20)%      (5.58)%      (0.97)%      27.90%       2.98%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $8,609,810     $7,270,665   $6,795,481   $6,991,214   $6,522,355  $5,480,888
Ratio of Expenses to Average Net Assets (B).......       0.42%(E)       0.43%        0.43%        0.43%        0.43%       0.45%
Ratio of Expenses to Average Net Assets (Fees
 (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly) (B)........................       0.62%(E)       0.63%        0.49%        0.43%        0.43%       0.45%
Ratio of Net Investment Income to Average Net
 Assets...........................................       2.83%(E)       3.51%        3.10%        4.29%        3.00%       3.54%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          U.S. LARGE COMPANY PORTFOLIO
                                                   -------------------------------------------------------------------------
                                                    SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                       ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                                     APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                       2017          2016        2015        2014        2013        2012
-----------------------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period.............. $    16.67     $    16.42  $    15.94  $    13.87  $    11.15  $     9.90
                                                   ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.18           0.35        0.33        0.29        0.27        0.22
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       2.02           0.38        0.47        2.07        2.71        1.25
                                                   ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations...............       2.20           0.73        0.80        2.36        2.98        1.47
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.21)         (0.34)      (0.32)      (0.29)      (0.26)      (0.22)
 Net Realized Gains...............................      (0.10)         (0.14)         --          --          --          --
                                                   ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions............................      (0.31)         (0.48)      (0.32)      (0.29)      (0.26)      (0.22)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    18.56     $    16.67  $    16.42  $    15.94  $    13.87  $    11.15
=================================================  ===========    ==========  ==========  ==========  ==========  ==========
Total Return......................................      13.28%(D)       4.54%       5.09%      17.17%      27.10%      15.02%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $7,426,444     $6,365,936  $5,810,743  $5,668,374  $4,917,336  $4,037,336
Ratio of Expenses to Average Net Assets...........       0.08%(E)       0.08%       0.08%       0.08%       0.09%       0.10%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor).........................................       0.08%(E)       0.08%       0.09%       0.08%       0.10%       0.10%
Ratio of Net Investment Income to Average Net
 Assets...........................................       2.05%(E)       2.17%       2.05%       1.95%       2.13%       2.10%
Portfolio Turnover Rate...........................          3%(D)          9%          2%          3%          3%          4%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fourteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2017, the Feeder Fund owned 77% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2017, the U.S. Large Company Portfolio's and the Feeder Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.06% and 0.40%, respectively, of average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. For the six months ended April 30, 2017, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2017, are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                         NET WAIVED
                                                                      PREVIOUSLY       FEES/EXPENSES
                                                      RECOVERY       WAIVED FEES/    ASSUMED (RECOVERED
                                        EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  PREVIOUSLY WAIVED
                                       LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE   FEES/EXPENSES
INSTITUTIONAL CLASS SHARES               AMOUNT   EXPENSES ASSUMED     RECOVERY           ASSUMED)
--------------------------             ---------- ---------------- ----------------- ------------------
DFA International Value Portfolio (1).    0.40%           --               --              $7,842
U.S. Large Company Portfolio (2)......    0.08%         $117             $744                 (78)
CLASS R2 SHARES
---------------
DFA International Value Portfolio (1).    0.79%           --               --                   4

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the

Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $259
                    U.S. Large Company Portfolio......  307

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, U.S. Large Company Portfolio's transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands), were as follows:

                                              PURCHASES  SALES
                -                             --------- --------
                U.S. Large Company Portfolio. $446,655  $185,057

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      INCREASE       INCREASE
                                                     (DECREASE)     (DECREASE)
                                      INCREASE     UNDISTRIBUTED   ACCUMULATED
                                     (DECREASE)    NET INVESTMENT  NET REALIZED
                                   PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                   --------------- -------------- --------------
DFA International Value Portfolio.    $(303,109)       $7,584        $295,525
U.S. Large Company Portfolio......        5,155         2,682          (7,837)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                        NET INVESTMENT
                          INCOME AND
                          SHORT-TERM     LONG-TERM
                        CAPITAL GAINS  CAPITAL GAINS  TOTAL
                        -------------- ------------- --------
                  DFA International Value Portfolio
                  2015.    $211,038            --    $211,038
                  2016.     224,802            --     224,802
                  U.S. Large Company Portfolio
                  2015.     110,940            --     110,940
                  2016.     125,202       $47,852     173,054

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                    NET INVESTMENT
                                      INCOME AND
                                      SHORT-TERM     LONG-TERM
                                    CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                    -------------- ------------- -------
      U.S. Large Company Portfolio.    $(3,737)       $(1,254)   $(4,991)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                               TOTAL NET
                                   NET INVESTMENT                                            DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                   -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio.    $48,835             --      $(176,437)    $  (68,856)   $ (196,458)
U.S. Large Company Portfolio......     20,036        $38,777             --      2,855,003     2,913,816

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                UNLIMITED  TOTAL
                                                --------- --------
             DFA International Value Portfolio. $176,437  $176,437
             U.S. Large Company Portfolio......       --        --

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                             NET
                                                                          UNREALIZED
                                    FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                    TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                   ---------- ------------ ------------ --------------
DFA International Value Portfolio. $7,894,749  $  722,984    $     --     $  722,984
U.S. Large Company Portfolio......  4,042,583   3,699,971     (58,873)     3,641,098

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                         SIX MONTHS ENDED         YEAR ENDED
                                                          APRIL 30, 2017        OCT. 31, 2016
                                                       -------------------  ---------------------
                                                           (UNAUDITED)
                                                         AMOUNT     SHARES     AMOUNT     SHARES
                                                       ----------  -------  -----------  --------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
 Shares Issued........................................ $    2,023      118  $     2,205       144
 Shares Issued in Lieu of Cash Distributions..........         44        3          336        22
 Shares Redeemed......................................     (1,001)     (58)      (8,814)     (578)
                                                       ----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    1,066       63  $    (6,273)     (412)
                                                       ==========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $1,129,943   66,488  $ 2,440,510   157,859
 Shares Issued in Lieu of Cash Distributions..........     94,100    5,516      217,841    14,305
 Shares Redeemed......................................   (657,184) (38,247)  (2,010,235) (127,726)
                                                       ----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $  566,859   33,757  $   648,116    44,438
                                                       ==========  =======  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2017, the U.S. Large Company Portfolio had the following outstanding futures contracts (dollar amounts in thousands):

                                           EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                         DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                    -------------------    ---------- ---------- -------- ----------- ----------
U.S. Large Company
  Portfolio........ S&P 500 Emini Index(R)  06/16/17     333     $39,635     $418       $1,460
                                                                 -------     ----       ------
                                                                 $39,635     $418       $1,460
                                                                 =======     ====       ======

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2017 (amounts in thousands):

                                                   FUTURES
                                                   -------
                     U.S. Large Company Portfolio. $27,049

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statements of Assets and Liabilities as of April 30, 2017:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE            LIABILITY DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Payables: Futures Margin
                                          Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2017 (amounts in thousands):

                                           ASSET DERIVATIVES VALUE
                                          -------------------------
                                           TOTAL VALUE
                                                AT         EQUITY
                                          APRIL 30, 2017 CONTRACTS*
                                          -------------- ----------
            U.S. Large Company Portfolio.      $418         $418

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the Portfolios' Statements of Operations for the Portfolios' derivative instrument holdings for the six months ended April 30, 2017:

 DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' direct investment in derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2017 (amounts in thousands):

                                                  REALIZED GAIN (LOSS) ON
                                                    DERIVATIVES
                                                  -----------------------
                                                                     EQUITY
                                                  TOTAL             CONTRACTS
                                                    ------          ---------
              DFA International Value Portfolio*. $6,084             $6,084
              U.S. Large Company Portfolio.......  2,617              2,617

                                                  CHANGE IN UNREALIZED
                                                  APPRECIATION (DEPRECIATION) ON
                                                    DERIVATIVES
                                                  -----------------------
                                                                     EQUITY
                                                  TOTAL             CONTRACTS
                                                    ------          ---------
              DFA International Value Portfolio*. $2,541             $2,541
              U.S. Large Company Portfolio.......    516                516

* As of April 30, 2017, there were no futures contracts outstanding. During the six months ended April 30, 2017, the Portfolios had limited activity in futures contracts.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the six months ended April 30, 2017, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                 AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                              INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     1.59%       $12,591         19        $10        $46,041

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2017, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The U.S. Large Company Portfolio did not utilize the interfund lending program during the six months ended April 30, 2017.

J. SECURITIES LENDING:

   As of April 30, 2017, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The non-cash collateral includes short and/or long term U.S. Treasuries and U.S. Government Agency Securities with a market value of $244,981 (amount in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                       REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                     AS OF APRIL 30, 2017
                   ---------------------------------------------------------
                   OVERNIGHT AND            BETWEEN
                    CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                   ------------- -------- ------------ -------- ------------
   SECURITIES LENDING TRANSACTIONS
   U.S. LARGE COMPANY PORTFOLIO
    Common Stocks. $263,734,682     --         --         --    $263,734,682

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. OTHER:

   At April 30, 2017, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                            APPROXIMATE
                                                                             PERCENTAGE
                                                               NUMBER OF   OF OUTSTANDING
                                                              SHAREHOLDERS     SHARES
                                                              ------------ --------------
DFA International Value Portfolio-Class R2 Shares............      5             99%
DFA International Value Portfolio-Institutional Class Shares.      4             74%
U.S. Large Company Portfolio.................................      4             74%

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following funds paid distributions to shareholders of record a portion of which is estimated to be in excess of a fund's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a fund will not be available until the end of a fund's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                      ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                   --------------------------------------------------
                                   NET INCOME FOR THE
                                       CURRENT OR        ACCUMULATED
                                    PRECEDING FISCAL  UNDISTRIBUTED NET
                                       YEAR, AND       PROFITS FROM THE     PAID-IN
                                      ACCUMULATED     SALE OF SECURITIES  SURPLUS OR
                                   UNDISTRIBUTED NET       OR OTHER      OTHER CAPITAL
PORTFOLIO NAME                           INCOME           PROPERTIES        SOURCE
--------------                     ------------------ ------------------ -------------
DFA International Value Portfolio
   December 15, 2016..............         85%                0%              15%
U.S. Large Company Portfolio
   December 14, 2016..............         90%                0%              10%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                 SIX MONTHS ENDED APRIL 30, 2017
  EXPENSE TABLES
                                      BEGINNING  ENDING                EXPENSES
                                       ACCOUNT  ACCOUNT    ANNUALIZED    PAID
                                        VALUE    VALUE      EXPENSE     DURING
                                      11/01/16  04/30/17     RATIO*    PERIOD*
                                      --------- ---------  ----------  --------
  THE U.S. LARGE CAP VALUE SERIES
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,152.90     0.11%     $0.59
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25     0.11%     $0.55

  THE DFA INTERNATIONAL VALUE SERIES
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,115.30     0.22%     $1.15
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.70     0.22%     $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         11/01/16  04/30/17    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,071.10    0.13%    $0.67
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,050.60    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,207.20    0.12%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return...................... $1,000.00 $1,183.80    0.12%    $0.65
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,050.00    0.11%    $0.56
Hypothetical 5% Annual Return........... $1,000.00 $1,024.25    0.11%    $0.55

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return...................... $1,000.00 $1,093.90    0.15%    $0.78
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,100.60    0.26%    $1.35
Hypothetical 5% Annual Return........... $1,000.00 $1,023.51    0.26%    $1.30

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          THE U.S. LARGE CAP VALUE SERIES
Consumer Discretionary.......................  13.5%
Consumer Staples.............................   7.0%
Energy.......................................  11.6%
Financials...................................  23.0%
Health Care..................................  12.3%
Industrials..................................   9.4%
Information Technology.......................  14.6%
Materials....................................   3.7%
Telecommunication Services...................   4.7%
Utilities....................................   0.2%
                                              -----
                                              100.0%

        THE DFA INTERNATIONAL VALUE SERIES
Consumer Discretionary.......................  13.2%
Consumer Staples.............................   2.4%
Energy.......................................  14.6%
Financials...................................  32.7%
Health Care..................................   1.9%
Industrials..................................   9.7%
Information Technology.......................   3.2%
Materials....................................  14.7%
Real Estate..................................   2.3%
Telecommunication Services...................   3.8%
Utilities....................................   1.5%
                                              -----
                                              100.0%

         THE JAPANESE SMALL COMPANY SERIES
Consumer Discretionary.......................  19.1%
Consumer Staples.............................   8.2%
Energy.......................................   1.0%
Financials...................................   8.8%
Health Care..................................   5.1%
Industrials..................................  28.6%
Information Technology.......................  14.0%
Materials....................................  12.0%
Real Estate..................................   2.1%
Telecommunication Services...................   0.1%
Utilities....................................   1.0%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


       THE ASIA PACIFIC SMALL COMPANY SERIES
Consumer Discretionary.......................  24.9%
Consumer Staples.............................   6.0%
Energy.......................................   2.9%
Financials...................................  10.9%
Health Care..................................   5.6%
Industrials..................................  16.6%
Information Technology.......................   6.7%
Materials....................................  13.5%
Real Estate..................................   7.0%
Telecommunication Services...................   2.7%
Utilities....................................   3.2%
                                              -----
                                              100.0%

      THE UNITED KINGDOM SMALL COMPANY SERIES
Consumer Discretionary.......................  20.4%
Consumer Staples.............................   5.4%
Energy.......................................   4.8%
Financials...................................  14.3%
Health Care..................................   3.6%
Industrials..................................  29.1%
Information Technology.......................   9.3%
Materials....................................   7.6%
Real Estate..................................   2.6%
Telecommunication Services...................   1.1%
Utilities....................................   1.8%
                                              -----
                                              100.0%

       THE CONTINENTAL SMALL COMPANY SERIES
Consumer Discretionary.......................  13.3%
Consumer Staples.............................   5.7%
Energy.......................................   2.8%
Financials...................................  11.6%
Health Care..................................   8.8%
Industrials..................................  26.4%
Information Technology.......................  10.6%
Materials....................................  10.2%
Real Estate..................................   5.3%
Telecommunication Services...................   2.7%
Utilities....................................   2.6%
                                              -----
                                              100.0%

         THE CANADIAN SMALL COMPANY SERIES
Consumer Discretionary.......................   9.9%
Consumer Staples.............................   5.0%
Energy.......................................  21.2%
Financials...................................   6.0%
Health Care..................................   2.0%
Industrials..................................  12.3%
Information Technology.......................   5.3%
Materials....................................  29.3%
Real Estate..................................   2.6%
Utilities....................................   6.4%
                                              -----
                                              100.0%

            THE EMERGING MARKETS SERIES
Consumer Discretionary.......................  10.1%
Consumer Staples.............................   8.2%
Energy.......................................   6.8%
Financials...................................  23.5%
Health Care..................................   2.5%
Industrials..................................   7.2%
Information Technology.......................  22.7%
Materials....................................   9.1%
Real Estate..................................   1.8%
Telecommunication Services...................   5.2%
Utilities....................................   2.9%
                                              -----
                                              100.0%

       THE EMERGING MARKETS SMALL CAP SERIES
Consumer Discretionary.......................  17.1%
Consumer Staples.............................   7.5%
Energy.......................................   1.6%
Financials...................................   8.8%
Health Care..................................   6.5%
Industrials..................................  14.6%
Information Technology.......................  16.9%
Materials....................................  12.8%
Real Estate..................................   7.8%
Telecommunication Services...................   1.1%
Utilities....................................   5.3%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                               PERCENTAGE
                                                     SHARES       VALUE+     OF NET ASSETS**
                                                     ------       ------     ---------------
COMMON STOCKS -- (95.3%)
Consumer Discretionary -- (12.9%)
*   Charter Communications, Inc. Class A..........    956,927 $  330,292,923            1.3%
    Comcast Corp. Class A......................... 21,211,780    831,289,658            3.4%
    Ford Motor Co................................. 15,336,087    175,904,918            0.7%
    General Motors Co.............................  5,741,467    198,884,417            0.8%
    Royal Caribbean Cruises, Ltd..................  1,461,968    155,845,789            0.6%
    Time Warner, Inc..............................  3,804,556    377,678,274            1.5%
    Other Securities..............................             1,237,062,804            5.1%
                                                              --------------           -----
Total Consumer Discretionary......................             3,306,958,783           13.4%
                                                              --------------           -----
Consumer Staples -- (6.7%)
    CVS Health Corp...............................  3,989,908    328,928,016            1.3%
    Mondelez International, Inc. Class A..........  3,943,573    177,579,092            0.7%
    Wal-Mart Stores, Inc..........................  5,609,449    421,718,376            1.7%
    Other Securities..............................               796,139,783            3.3%
                                                              --------------           -----
Total Consumer Staples............................             1,724,365,267            7.0%
                                                              --------------           -----
Energy -- (11.0%)
    Chevron Corp..................................  3,705,888    395,418,250            1.6%
    ConocoPhillips................................  3,218,408    154,193,927            0.6%
    Exxon Mobil Corp.............................. 11,307,726    923,275,828            3.7%
    Valero Energy Corp............................  2,810,052    181,557,460            0.7%
    Other Securities..............................             1,183,622,848            4.9%
                                                              --------------           -----
Total Energy......................................             2,838,068,313           11.5%
                                                              --------------           -----
Financials -- (21.9%)
    American International Group, Inc.............  2,742,987    167,075,338            0.7%
    Bank of America Corp.......................... 21,700,899    506,498,983            2.1%
    Bank of New York Mellon Corp. (The)...........  4,371,565    205,725,849            0.8%
    Capital One Financial Corp....................  2,042,506    164,176,632            0.7%
    Citigroup, Inc................................  8,942,092    528,656,479            2.1%
    Fifth Third Bancorp...........................  5,417,348    132,345,812            0.5%
    Goldman Sachs Group, Inc. (The)...............  1,040,153    232,786,241            0.9%
    Hartford Financial Services Group, Inc. (The).  2,880,302    139,291,405            0.6%
    JPMorgan Chase & Co........................... 11,460,834    997,092,558            4.0%
    Morgan Stanley................................  3,862,094    167,499,017            0.7%
    PNC Financial Services Group, Inc. (The)......  1,341,871    160,689,052            0.7%
    Travelers Cos., Inc. (The)....................  1,129,653    137,433,584            0.6%
    Wells Fargo & Co..............................  4,436,796    238,877,097            1.0%
    Other Securities..............................             1,852,943,282            7.4%
                                                              --------------           -----
Total Financials..................................             5,631,091,329           22.8%
                                                              --------------           -----
Health Care -- (11.7%)
    Abbott Laboratories...........................  4,117,151    179,672,470            0.7%
    Aetna, Inc....................................  1,805,018    243,803,781            1.0%
    Anthem, Inc...................................  1,447,321    257,463,933            1.0%
    Danaher Corp..................................  2,154,324    179,519,819            0.7%
*   Express Scripts Holding Co....................  2,740,464    168,100,062            0.7%
    Humana, Inc...................................    708,361    157,241,975            0.6%
    Medtronic P.L.C...............................  4,179,517    347,276,068            1.4%
    Pfizer, Inc................................... 16,341,666    554,309,311            2.3%
    Thermo Fisher Scientific, Inc.................  1,050,474    173,674,866            0.7%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Health Care -- (Continued)
      Other Securities..............................................             $   742,504,228            3.0%
                                                                                 ---------------          ------
Total Health Care...................................................               3,003,566,513           12.1%
                                                                                 ---------------          ------
Industrials -- (9.0%)
      CSX Corp......................................................   5,240,612     266,432,714            1.1%
      Delta Air Lines, Inc..........................................   2,872,498     130,526,309            0.5%
      Norfolk Southern Corp.........................................   1,571,094     184,587,834            0.7%
      Republic Services, Inc........................................   2,082,943     131,204,580            0.5%
      Stanley Black & Decker, Inc...................................   1,101,159     149,922,798            0.6%
      Other Securities..............................................               1,446,022,833            5.9%
                                                                                 ---------------          ------
Total Industrials...................................................               2,308,697,068            9.3%
                                                                                 ---------------          ------
Information Technology -- (13.9%)
      Cisco Systems, Inc............................................  19,508,609     664,658,309            2.7%
      Hewlett Packard Enterprise Co.................................   9,176,127     170,951,246            0.7%
      HP, Inc.......................................................   9,619,949     181,047,440            0.7%
      Intel Corp....................................................  22,961,820     830,069,793            3.4%
#     Lam Research Corp.............................................   1,022,498     148,108,835            0.6%
*     Micron Technology, Inc........................................   5,266,057     145,711,797            0.6%
      NVIDIA Corp...................................................   1,824,559     190,301,504            0.8%
      QUALCOMM, Inc.................................................   2,686,624     144,379,174            0.6%
      Other Securities..............................................               1,092,435,693            4.3%
                                                                                 ---------------          ------
Total Information Technology........................................               3,567,663,791           14.4%
                                                                                 ---------------          ------
Materials -- (3.5%)
      Nucor Corp....................................................   2,299,243     141,012,573            0.6%
      Other Securities..............................................                 757,131,978            3.0%
                                                                                 ---------------          ------
Total Materials.....................................................                 898,144,551            3.6%
                                                                                 ---------------          ------
Real Estate -- (0.0%)
      Other Securities..............................................                   8,492,863            0.0%
                                                                                 ---------------          ------
Telecommunication Services -- (4.5%)
      AT&T, Inc.....................................................  23,201,858     919,489,632            3.7%
      Other Securities..............................................                 231,418,744            1.0%
                                                                                 ---------------          ------
Total Telecommunication Services....................................               1,150,908,376            4.7%
                                                                                 ---------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                  42,210,023            0.2%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              24,480,166,877           99.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     208,566            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              24,480,375,443
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 288,414,347     288,414,347            1.2%
                                                                                 ---------------          ------
SECURITIES LENDING COLLATERAL -- (3.6%)
(S)@  DFA Short Term Investment Fund................................  79,584,549     921,031,983            3.7%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,961,870,109)..........................................               $25,689,821,773          103.9%
                                                                                 ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 3,306,958,783           --   --    $ 3,306,958,783
  Consumer Staples............   1,724,365,267           --   --      1,724,365,267
  Energy......................   2,838,068,313           --   --      2,838,068,313
  Financials..................   5,631,091,329           --   --      5,631,091,329
  Health Care.................   3,003,566,513           --   --      3,003,566,513
  Industrials.................   2,308,697,068           --   --      2,308,697,068
  Information Technology......   3,567,663,791           --   --      3,567,663,791
  Materials...................     898,144,551           --   --        898,144,551
  Real Estate.................       8,492,863           --   --          8,492,863
  Telecommunication Services..   1,150,908,376           --   --      1,150,908,376
  Utilities...................      42,210,023           --   --         42,210,023
Rights/Warrants...............              -- $    208,566   --            208,566
Temporary Cash Investments....     288,414,347           --   --        288,414,347
Securities Lending Collateral.              --  921,031,983   --        921,031,983
Futures Contracts**...........       1,385,776           --   --          1,385,776
                               --------------- ------------   --    ---------------
TOTAL......................... $24,769,967,000 $921,240,549   --    $25,691,207,549
                               =============== ============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                  ------      -------     ---------------
COMMON STOCKS -- (91.2%)
AUSTRALIA -- (6.0%)
    Australia & New Zealand Banking Group, Ltd.. 5,694,220 $  139,388,687            1.3%
    BHP Billiton, Ltd........................... 6,202,634    110,431,283            1.0%
#   BHP Billiton, Ltd. Sponsored ADR............ 1,703,682     60,651,079            0.5%
    Woodside Petroleum, Ltd..................... 2,846,042     68,508,412            0.6%
    Other Securities............................              333,550,416            3.0%
                                                           --------------           -----
TOTAL AUSTRALIA.................................              712,529,877            6.4%
                                                           --------------           -----

AUSTRIA -- (0.1%)
    Other Securities............................               11,349,837            0.1%
                                                           --------------           -----

BELGIUM -- (1.0%)
    Other Securities............................              116,069,925            1.0%
                                                           --------------           -----

CANADA -- (7.2%)
    Bank of Montreal............................ 1,609,124    114,006,435            1.0%
    Manulife Financial Corp..................... 3,005,038     52,701,813            0.5%
    Suncor Energy, Inc.......................... 3,911,426    122,582,195            1.1%
    Other Securities............................              575,405,187            5.1%
                                                           --------------           -----
TOTAL CANADA....................................              864,695,630            7.7%
                                                           --------------           -----

DENMARK -- (1.7%)
    Vestas Wind Systems A.S.....................   636,500     54,768,619            0.5%
    Other Securities............................              151,735,285            1.3%
                                                           --------------           -----
TOTAL DENMARK...................................              206,503,904            1.8%
                                                           --------------           -----

FINLAND -- (0.8%)
    Other Securities............................              101,406,100            0.9%
                                                           --------------           -----

FRANCE -- (9.4%)
#   AXA SA...................................... 2,945,233     78,579,188            0.7%
#   BNP Paribas SA.............................. 1,948,140    137,494,233            1.2%
    Cie de Saint-Gobain......................... 1,715,632     92,570,057            0.8%
#   Engie SA.................................... 4,083,126     57,572,240            0.5%
    Orange SA................................... 5,375,197     83,193,733            0.7%
    Renault SA..................................   797,219     74,341,567            0.7%
    Societe Generale SA......................... 1,935,625    106,135,467            0.9%
    Total SA.................................... 5,191,725    266,507,837            2.4%
    Other Securities............................              227,414,521            2.1%
                                                           --------------           -----
TOTAL FRANCE....................................            1,123,808,843           10.0%
                                                           --------------           -----

GERMANY -- (7.1%)
    Allianz SE..................................   730,758    139,119,953            1.2%
    Allianz SE Sponsored ADR.................... 2,811,910     53,451,597            0.5%
    Bayerische Motoren Werke AG................. 1,004,588     95,980,102            0.9%
    Daimler AG.................................. 2,793,294    208,140,301            1.9%
    Other Securities............................              349,162,383            3.0%
                                                           --------------           -----
TOTAL GERMANY...................................              845,854,336            7.5%
                                                           --------------           -----

HONG KONG -- (2.5%)
    CK Hutchison Holdings, Ltd.................. 6,496,484     81,123,446            0.7%
    Other Securities............................              222,111,215            2.0%
                                                           --------------           -----
TOTAL HONG KONG.................................              303,234,661            2.7%
                                                           --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       PERCENTAGE
                                             SHARES      VALUE++     OF NET ASSETS**
                                             ------      -------     ---------------
IRELAND -- (0.2%)
    Other Securities......................            $   29,131,060            0.3%
                                                      --------------           -----

ISRAEL -- (0.4%)
    Other Securities......................                43,478,987            0.4%
                                                      --------------           -----

ITALY -- (1.5%)
*   UniCredit SpA.........................  4,382,253     71,353,969            0.6%
    Other Securities......................               105,827,466            1.0%
                                                      --------------           -----
TOTAL ITALY...............................               177,181,435            1.6%
                                                      --------------           -----

JAPAN -- (20.3%)
    Hitachi, Ltd.......................... 12,504,000     69,076,694            0.6%
    Honda Motor Co., Ltd..................  4,256,100    123,876,586            1.1%
    Mitsubishi UFJ Financial Group, Inc... 17,854,906    113,139,273            1.0%
    Mizuho Financial Group, Inc........... 49,478,100     90,442,450            0.8%
    Nissan Motor Co., Ltd.................  6,443,700     61,379,912            0.6%
    Sumitomo Mitsui Financial Group, Inc..  2,854,200    105,978,196            1.0%
    Other Securities......................             1,869,223,662           16.6%
                                                      --------------           -----
TOTAL JAPAN...............................             2,433,116,773           21.7%
                                                      --------------           -----

NETHERLANDS -- (2.9%)
    ING Groep NV..........................  6,261,830    102,064,860            0.9%
    Other Securities......................               245,236,517            2.2%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               347,301,377            3.1%
                                                      --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities......................                14,021,311            0.1%
                                                      --------------           -----

NORWAY -- (0.6%)
    Other Securities......................                77,013,604            0.7%
                                                      --------------           -----

PORTUGAL -- (0.0%)
    Other Securities......................                 4,123,963            0.0%
                                                      --------------           -----

SINGAPORE -- (1.0%)
    Other Securities......................               116,434,877            1.0%
                                                      --------------           -----

SPAIN -- (3.1%)
#   Banco Santander SA.................... 39,540,115    257,679,834            2.3%
    Other Securities......................               108,668,964            1.0%
                                                      --------------           -----
TOTAL SPAIN...............................               366,348,798            3.3%
                                                      --------------           -----

SWEDEN -- (2.2%)
    Nordea Bank AB........................  5,922,770     72,843,038            0.7%
    Other Securities......................               191,028,990            1.7%
                                                      --------------           -----
TOTAL SWEDEN..............................               263,872,028            2.4%
                                                      --------------           -----

SWITZERLAND -- (7.4%)
    Cie Financiere Richemont SA...........  1,058,106     88,413,728            0.8%
    Novartis AG...........................  1,799,547    138,538,243            1.2%
#   Swatch Group AG (The).................    139,269     55,717,144            0.5%
    Swiss Re AG...........................  1,028,159     89,428,549            0.8%
*   UBS Group AG..........................  3,507,610     59,877,836            0.5%
    Zurich Insurance Group AG.............    375,926    104,033,104            0.9%
    Other Securities......................               345,494,406            3.2%
                                                      --------------           -----
TOTAL SWITZERLAND.........................               881,503,010            7.9%
                                                      --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                         SHARES       VALUE++     OF NET ASSETS**
                                                         ------       -------     ---------------
UNITED KINGDOM -- (15.7%)
*     Anglo American P.L.C............................  3,819,283 $    54,682,386            0.5%
#     Barclays P.L.C. Sponsored ADR...................  4,808,211      51,976,761            0.5%
      BP P.L.C. Sponsored ADR.........................  9,857,735     338,317,465            3.0%
*     Glencore P.L.C.................................. 33,377,354     131,177,614            1.2%
      HSBC Holdings P.L.C............................. 21,450,751     176,889,695            1.6%
      HSBC Holdings P.L.C. Sponsored ADR..............  2,999,605     123,493,738            1.1%
      Lloyds Banking Group P.L.C...................... 95,091,730      85,442,299            0.8%
      Royal Dutch Shell P.L.C. Class A................  2,296,200      59,628,687            0.5%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  3,383,207     176,569,554            1.6%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  3,846,085     208,150,120            1.9%
      Vodafone Group P.L.C............................ 58,351,986     150,293,687            1.3%
#     Vodafone Group P.L.C. Sponsored ADR.............  4,011,201     105,053,361            0.9%
      Other Securities................................                216,955,016            1.9%
                                                                  ---------------          ------
TOTAL UNITED KINGDOM..................................              1,878,630,383           16.8%
                                                                  ---------------          ------
TOTAL COMMON STOCKS...................................             10,917,610,719           97.4%
                                                                  ---------------          ------

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG...................................    552,438      87,697,713            0.8%
      Other Securities................................                 20,195,820            0.2%
                                                                  ---------------          ------
TOTAL GERMANY.........................................                107,893,533            1.0%
                                                                  ---------------          ------
TOTAL PREFERRED STOCKS................................                107,893,533            1.0%
                                                                  ---------------          ------
TOTAL INVESTMENT SECURITIES...........................             11,025,504,252
                                                                  ---------------

                                                                      VALUE+
                                                                      ------
SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@  DFA Short Term Investment Fund.................. 81,424,353     942,324,037            8.4%
                                                                  ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,991,608,709)............................              $11,967,828,289          106.8%
                                                                  ===============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               -------------- -------------- ------- ---------------
Common Stocks
  Australia................... $   64,318,760 $  648,211,117   --    $   712,529,877
  Austria.....................             --     11,349,837   --         11,349,837
  Belgium.....................             --    116,069,925   --        116,069,925
  Canada......................    864,695,630             --   --        864,695,630
  Denmark.....................             --    206,503,904   --        206,503,904
  Finland.....................      2,929,942     98,476,158   --        101,406,100
  France......................        264,230  1,123,544,613   --      1,123,808,843
  Germany.....................     82,554,873    763,299,463   --        845,854,336
  Hong Kong...................             --    303,234,661   --        303,234,661
  Ireland.....................      7,217,111     21,913,949   --         29,131,060
  Israel......................             --     43,478,987   --         43,478,987
  Italy.......................     28,485,970    148,695,465   --        177,181,435
  Japan.......................     42,004,787  2,391,111,986   --      2,433,116,773
  Netherlands.................     42,895,709    304,405,668   --        347,301,377
  New Zealand.................             --     14,021,311   --         14,021,311
  Norway......................      4,056,980     72,956,624   --         77,013,604
  Portugal....................             --      4,123,963   --          4,123,963
  Singapore...................             --    116,434,877   --        116,434,877
  Spain.......................      5,114,699    361,234,099   --        366,348,798
  Sweden......................      5,138,678    258,733,350   --        263,872,028
  Switzerland.................     49,768,218    831,734,792   --        881,503,010
  United Kingdom..............  1,030,183,246    848,447,137   --      1,878,630,383
Preferred Stocks
  Germany.....................             --    107,893,533   --        107,893,533
Securities Lending Collateral.             --    942,324,037   --        942,324,037
Futures Contracts**...........      2,548,565             --   --          2,548,565
                               -------------- --------------   --    ---------------
TOTAL......................... $2,232,177,398 $9,738,199,456   --    $11,970,376,854
                               ============== ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 COMMON STOCKS -- (90.2%)
 Consumer Discretionary -- (17.3%)
     Aoyama Trading Co., Ltd............   304,000 $ 10,861,408            0.3%
     Toyo Tire & Rubber Co., Ltd........   623,700   10,970,652            0.3%
     Wacoal Holdings Corp...............   676,000    8,569,570            0.3%
     Other Securities...................            608,843,652           18.0%
                                                   ------------           -----
 Total Consumer Discretionary...........            639,245,282           18.9%
                                                   ------------           -----
 Consumer Staples -- (7.4%)
 #   Ain Holdings, Inc..................   124,600    8,631,761            0.3%
     Fuji Oil Holdings, Inc.............   362,600    8,507,936            0.3%
     Morinaga Milk Industry Co., Ltd.... 1,164,000    9,201,550            0.3%
     Takara Holdings, Inc...............   980,300   10,507,796            0.3%
     Other Securities...................            238,106,495            6.9%
                                                   ------------           -----
 Total Consumer Staples.................            274,955,538            8.1%
                                                   ------------           -----
 Energy -- (0.9%)
     Other Securities...................             34,558,720            1.0%
                                                   ------------           -----
 Financials -- (7.9%)
     Daishi Bank, Ltd. (The)............ 2,071,000    8,314,742            0.3%
     North Pacific Bank, Ltd............ 2,303,600    8,784,562            0.3%
     Other Securities...................            276,244,391            8.1%
                                                   ------------           -----
 Total Financials.......................            293,343,695            8.7%
                                                   ------------           -----
 Health Care -- (4.6%)
     Nipro Corp.........................   767,500   11,645,622            0.4%
     Rohto Pharmaceutical Co., Ltd......   546,700   10,206,903            0.3%
     Sawai Pharmaceutical Co., Ltd......   149,200    8,153,044            0.2%
 #*  Sosei Group Corp...................    98,000   10,078,919            0.3%
     Tsumura & Co.......................   359,800   11,660,144            0.4%
     Other Securities...................            118,772,098            3.5%
                                                   ------------           -----
 Total Health Care......................            170,516,730            5.1%
                                                   ------------           -----
 Industrials -- (25.8%)
     Aica Kogyo Co., Ltd................   314,300    8,958,192            0.3%
     Fujikura, Ltd...................... 1,935,000   14,547,297            0.4%
     Furukawa Electric Co., Ltd.........   355,200   14,379,113            0.4%
     Glory, Ltd.........................   268,900    9,029,242            0.3%
     GS Yuasa Corp...................... 2,130,000    9,868,679            0.3%
     Hanwa Co., Ltd..................... 1,221,000    8,657,367            0.3%
 #*  Kawasaki Kisen Kaisha, Ltd......... 3,035,000    7,980,002            0.2%
     Nishimatsu Construction Co., Ltd... 1,794,000    9,125,318            0.3%
     Nisshinbo Holdings, Inc............   870,500    8,898,378            0.3%
     OKUMA Corp.........................   849,000    8,905,039            0.3%
 #   OSG Corp...........................   452,700    9,326,305            0.3%
     Penta-Ocean Construction Co., Ltd.. 1,890,000    9,574,936            0.3%
     Sankyu, Inc........................ 1,540,000    9,780,372            0.3%
     Sanwa Holdings Corp................ 1,232,600   12,424,809            0.4%
     Ushio, Inc.........................   655,900    8,241,490            0.3%
     Other Securities...................            806,595,268           23.6%
                                                   ------------           -----
 Total Industrials......................            956,291,807           28.3%
                                                   ------------           -----
 Information Technology -- (12.6%)
     Amano Corp.........................   377,600    8,064,547            0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
Information Technology -- (Continued)
      Citizen Watch Co., Ltd.............  1,523,200 $   10,105,630            0.3%
      Horiba, Ltd........................    212,650     12,537,098            0.4%
      Ibiden Co., Ltd....................    620,978     10,930,807            0.3%
      Taiyo Yuden Co., Ltd...............    678,700      8,284,441            0.3%
      TIS, Inc...........................    505,101     12,731,466            0.4%
      Topcon Corp........................    595,400     10,519,627            0.3%
      Ulvac, Inc.........................    252,600     11,859,057            0.4%
      Other Securities...................               382,708,618           11.3%
                                                     --------------          ------
Total Information Technology.............               467,741,291           13.9%
                                                     --------------          ------
Materials -- (10.8%)
      ADEKA Corp.........................    544,000      8,029,869            0.2%
      Daido Steel Co., Ltd...............  1,685,000      9,382,340            0.3%
      Denka Co., Ltd.....................  1,949,000     10,041,869            0.3%
      Mitsui Mining & Smelting Co., Ltd..  3,627,000     12,238,033            0.4%
      Nippon Kayaku Co., Ltd.............    683,000      9,331,778            0.3%
      NOF Corp...........................    870,000      9,803,495            0.3%
*     Showa Denko K.K....................    730,399     13,950,565            0.4%
      Sumitomo Osaka Cement Co., Ltd.....  2,493,000     10,819,816            0.3%
*     Tokuyama Corp......................  2,159,000     10,628,809            0.3%
      Toyobo Co., Ltd....................  5,688,000     10,061,433            0.3%
      Ube Industries, Ltd................  3,982,000      9,257,192            0.3%
      Other Securities...................               288,527,560            8.5%
                                                     --------------          ------
Total Materials..........................               402,072,759           11.9%
                                                     --------------          ------
Real Estate -- (1.9%)
      Leopalace21 Corp...................  1,960,700     10,421,817            0.3%
      Other Securities...................                58,326,178            1.7%
                                                     --------------          ------
Total Real Estate........................                68,747,995            2.0%
                                                     --------------          ------
Telecommunication Services -- (0.1%)
      Other Securities...................                 3,291,143            0.1%
                                                     --------------          ------
Utilities -- (0.9%)
#     Hokkaido Electric Power Co., Inc...  1,189,200      8,632,838            0.3%
      Other Securities...................                23,601,374            0.7%
                                                     --------------          ------
Total Utilities..........................                32,234,212            1.0%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             3,342,999,172           99.0%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             3,342,999,172
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (9.8%)
(S)@  DFA Short Term Investment Fund..... 31,241,094    361,553,180           10.7%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,127,028,918)................              $3,704,552,352          109.7%
                                                     ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Common Stocks
    Consumer Discretionary......   --    $  639,245,282   --    $  639,245,282
    Consumer Staples............   --       274,955,538   --       274,955,538
    Energy......................   --        34,558,720   --        34,558,720
    Financials..................   --       293,343,695   --       293,343,695
    Health Care.................   --       170,516,730   --       170,516,730
    Industrials.................   --       956,291,807   --       956,291,807
    Information Technology......   --       467,741,291   --       467,741,291
    Materials...................   --       402,072,759   --       402,072,759
    Real Estate.................   --        68,747,995   --        68,747,995
    Telecommunication Services..   --         3,291,143   --         3,291,143
    Utilities...................   --        32,234,212   --        32,234,212
  Securities Lending Collateral.   --       361,553,180   --       361,553,180
                                   --    --------------   --    --------------
  TOTAL.........................   --    $3,704,552,352   --    $3,704,552,352
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
COMMON STOCKS -- (87.6%)
AUSTRALIA -- (43.7%)
    Adelaide Brighton, Ltd................  3,668,074 $ 16,262,304            1.0%
    Ansell, Ltd...........................    659,275   11,735,730            0.7%
    carsales.com, Ltd.....................  1,702,940   14,935,754            0.9%
    Cleanaway Waste Management, Ltd....... 10,470,362    9,942,536            0.6%
    CSR, Ltd..............................  3,680,857   13,497,307            0.8%
    Downer EDI, Ltd.......................  4,075,221   17,907,909            1.1%
    DuluxGroup, Ltd.......................  3,101,823   15,705,453            1.0%
    Evolution Mining, Ltd.................  5,025,776    8,735,334            0.5%
    Fairfax Media, Ltd.................... 15,303,894   12,132,462            0.7%
    GrainCorp, Ltd. Class A...............  1,251,687    8,347,630            0.5%
#   GUD Holdings, Ltd.....................    893,134    8,313,592            0.5%
    Iluka Resources, Ltd..................  2,032,058   12,769,532            0.8%
    InvoCare, Ltd.........................    920,100   10,038,767            0.6%
#   IOOF Holdings, Ltd....................  2,068,330   13,633,856            0.8%
#   IRESS, Ltd............................  1,175,824   10,948,975            0.7%
#   JB Hi-Fi, Ltd.........................    962,791   17,788,459            1.1%
#   Magellan Financial Group, Ltd.........    493,135    8,692,337            0.5%
#*  Metcash, Ltd..........................  5,204,963    8,379,582            0.5%
    Mineral Resources, Ltd................  1,168,088    9,342,036            0.6%
    nib holdings, Ltd.....................  2,772,247   12,451,528            0.8%
    Northern Star Resources, Ltd..........  4,806,957   15,628,853            1.0%
    Nufarm, Ltd...........................  1,407,770   10,699,413            0.7%
    Orora, Ltd............................  4,298,532    9,691,935            0.6%
    OZ Minerals, Ltd......................  2,198,276   11,672,477            0.7%
#   Perpetual, Ltd........................    356,426   14,076,157            0.9%
    Primary Health Care, Ltd..............  3,326,526    8,434,735            0.5%
    Sims Metal Management, Ltd............  1,382,214   12,689,455            0.8%
    Spark Infrastructure Group............ 11,913,246   22,214,185            1.4%
#   Super Retail Group, Ltd...............  1,280,749    9,045,457            0.6%
    Tabcorp Holdings, Ltd.................  3,586,818   12,743,164            0.8%
#   Vocus Group, Ltd......................  4,330,071   10,915,915            0.7%
#*  Whitehaven Coal, Ltd..................  4,143,411    8,475,472            0.5%
    Other Securities......................             423,556,393           25.5%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             811,404,694           49.4%
                                                      ------------           -----

CHINA -- (0.1%)
    Other Securities......................               1,873,398            0.1%
                                                      ------------           -----

HONG KONG -- (25.7%)
#   Dah Sing Financial Holdings, Ltd......  1,500,544   11,375,430            0.7%
#*  Esprit Holdings, Ltd.................. 14,828,050   11,504,335            0.7%
    Hopewell Holdings, Ltd................  3,345,000   12,783,103            0.8%
#   IGG, Inc..............................  7,821,000   11,867,174            0.7%
#   Luk Fook Holdings International, Ltd..  3,243,000   11,849,222            0.7%
    Man Wah Holdings, Ltd................. 13,578,800   11,244,359            0.7%
    Melco International Development, Ltd..  5,011,000   10,287,907            0.6%
    Television Broadcasts, Ltd............  2,183,300    8,392,612            0.5%
#   Vitasoy International Holdings, Ltd...  5,537,000   10,929,571            0.7%
    VTech Holdings, Ltd...................    854,500   10,821,392            0.7%
    Xinyi Glass Holdings, Ltd............. 17,658,000   15,647,317            1.0%
    Other Securities......................             350,471,207           21.3%
                                                      ------------           -----
TOTAL HONG KONG...........................             477,173,629           29.1%
                                                      ------------           -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                     PERCENTAGE
                                           SHARES      VALUE++     OF NET ASSETS**
                                           ------      -------     ---------------
NEW ZEALAND -- (6.8%)
#     Mainfreight, Ltd..................    539,049 $    8,177,745            0.5%
      Ryman Healthcare, Ltd.............  1,373,542      8,135,375            0.5%
      SKYCITY Entertainment Group, Ltd..  5,292,424     15,824,989            1.0%
      Other Securities..................                94,380,005            5.7%
                                                    --------------          ------
TOTAL NEW ZEALAND.......................               126,518,114            7.7%
                                                    --------------          ------

SINGAPORE -- (11.3%)
      SATS, Ltd.........................  2,695,900      9,830,591            0.6%
#     Singapore Post, Ltd............... 10,740,900     10,598,792            0.7%
#     UOL Group, Ltd....................  2,062,964     10,685,015            0.7%
      Venture Corp., Ltd................  1,994,100     17,403,323            1.1%
      Other Securities..................               161,396,114            9.7%
                                                    --------------          ------
TOTAL SINGAPORE.........................               209,913,835           12.8%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             1,626,883,670           99.1%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
TOTAL RIGHTS/WARRANTS...................                        --            0.0%
                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............             1,626,883,670
                                                    --------------

                                                       VALUE+
                                                       ------
SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@  DFA Short Term Investment Fund.... 19,833,334    229,531,178           14.0%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,878,880,317)...............              $1,856,414,848          113.1%
                                                    ==============          ======

Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
  Australia...................         -- $  811,404,694   --    $  811,404,694
  China.......................         --      1,873,398   --         1,873,398
  Hong Kong................... $1,932,166    475,241,463   --       477,173,629
  New Zealand.................         --    126,518,114   --       126,518,114
  Singapore...................         --    209,913,835   --       209,913,835
Securities Lending Collateral.         --    229,531,178   --       229,531,178
                               ---------- --------------   --    --------------
TOTAL......................... $1,932,166 $1,854,482,682   --    $1,856,414,848
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                         ------     -------    ---------------
 COMMON STOCKS -- (95.1%)
 Consumer Discretionary -- (19.4%)
     B&M European Value Retail SA...... 3,475,343 $ 15,166,218            0.7%
     Bellway P.L.C.....................   669,602   24,678,497            1.2%
     Greene King P.L.C................. 1,786,209   17,382,557            0.8%
     Inchcape P.L.C.................... 2,190,976   24,237,663            1.1%
     UBM P.L.C......................... 2,051,912   18,872,206            0.9%
     WH Smith P.L.C....................   680,498   15,585,586            0.7%
     William Hill P.L.C................ 4,310,927   16,379,107            0.8%
     Other Securities..................            294,060,731           13.9%
                                                  ------------           -----
 Total Consumer Discretionary..........            426,362,565           20.1%
                                                  ------------           -----
 Consumer Staples -- (5.1%)
     Booker Group P.L.C................ 8,370,700   21,029,486            1.0%
     Tate & Lyle P.L.C................. 2,479,497   24,315,771            1.2%
     Other Securities..................             67,584,685            3.1%
                                                  ------------           -----
 Total Consumer Staples................            112,929,942            5.3%
                                                  ------------           -----
 Energy -- (4.6%)
     Amec Foster Wheeler P.L.C......... 2,037,469   14,304,490            0.7%
     John Wood Group P.L.C............. 1,951,303   19,181,450            0.9%
 #*  Tullow Oil P.L.C.................. 5,009,214   13,590,053            0.6%
     Other Securities..................             53,616,510            2.6%
                                                  ------------           -----
 Total Energy..........................            100,692,503            4.8%
                                                  ------------           -----
 Financials -- (13.6%)
     Beazley P.L.C..................... 2,787,563   15,881,056            0.7%
     Close Brothers Group P.L.C........   794,193   17,400,275            0.8%
 #   Henderson Group P.L.C............. 5,628,395   16,835,060            0.8%
     Hiscox, Ltd....................... 1,520,623   22,299,635            1.1%
     Intermediate Capital Group P.L.C.. 1,383,225   14,000,597            0.7%
     Jupiter Fund Management P.L.C..... 2,227,194   13,699,960            0.6%
     Man Group P.L.C................... 9,049,878   18,010,333            0.8%
     Phoenix Group Holdings............ 1,737,356   16,615,887            0.8%
     Saga P.L.C........................ 5,099,450   13,842,156            0.7%
     TP ICAP P.L.C..................... 2,685,808   15,959,516            0.8%
     Other Securities..................            134,870,712            6.3%
                                                  ------------           -----
 Total Financials......................            299,415,187           14.1%
                                                  ------------           -----
 Health Care -- (3.5%)
 *   BTG P.L.C......................... 1,870,654   16,478,442            0.8%
     Indivior P.L.C.................... 3,801,468   16,500,258            0.8%
     Other Securities..................             43,418,915            2.0%
                                                  ------------           -----
 Total Health Care.....................             76,397,615            3.6%
                                                  ------------           -----
 Industrials -- (27.7%)
     Aggreko P.L.C..................... 1,332,278   15,313,810            0.7%
     BBA Aviation P.L.C................ 5,667,084   22,861,121            1.1%
 #   Cobham P.L.C...................... 8,760,026   15,030,676            0.7%
     G4S P.L.C......................... 4,049,674   15,990,244            0.8%
     Hays P.L.C........................ 6,845,876   15,191,629            0.7%
     Howden Joinery Group P.L.C........ 3,209,546   19,245,279            0.9%
     IMI P.L.C......................... 1,390,031   23,021,328            1.1%
     IWG P.L.C......................... 3,349,423   14,088,047            0.7%
     Meggitt P.L.C..................... 4,129,202   24,727,993            1.2%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                        PERCENTAGE
                                              SHARES      VALUE++     OF NET ASSETS**
                                              ------      -------     ---------------
Industrials -- (Continued)
      Melrose Industries P.L.C............. 10,887,020 $   33,327,310            1.6%
      Rentokil Initial P.L.C...............  8,861,710     28,570,895            1.3%
      Rotork P.L.C.........................  4,239,914     13,506,673            0.6%
      Spirax-Sarco Engineering P.L.C.......    375,981     25,316,750            1.2%
      Weir Group P.L.C. (The)..............  1,080,278     27,833,648            1.3%
      WS Atkins P.L.C......................    502,623     13,982,271            0.7%
      Other Securities.....................               301,029,248           14.1%
                                                       --------------          ------
Total Industrials..........................               609,036,922           28.7%
                                                       --------------          ------
Information Technology -- (8.8%)
      Electrocomponents P.L.C..............  2,396,207     16,105,456            0.8%
      Halma P.L.C..........................  1,951,180     26,611,092            1.3%
*     Paysafe Group P.L.C..................  2,424,051     14,248,550            0.7%
      Playtech P.L.C.......................  1,158,736     14,390,929            0.7%
      Rightmove P.L.C......................    477,301     25,877,484            1.2%
      Spectris P.L.C.......................    637,634     22,798,926            1.1%
      Other Securities.....................                73,658,299            3.3%
                                                       --------------          ------
Total Information Technology...............               193,690,736            9.1%
                                                       --------------          ------
Materials -- (7.2%)
      Centamin P.L.C.......................  6,065,603     13,897,201            0.7%
      DS Smith P.L.C.......................  4,938,232     27,609,390            1.3%
      RPC Group P.L.C......................  2,047,901     21,512,987            1.0%
      Other Securities.....................                96,573,608            4.5%
                                                       --------------          ------
Total Materials............................               159,593,186            7.5%
                                                       --------------          ------
Real Estate -- (2.5%)
#     Capital & Counties Properties P.L.C..  3,827,320     15,651,992            0.7%
      Other Securities.....................                39,757,281            1.9%
                                                       --------------          ------
Total Real Estate..........................                55,409,273            2.6%
                                                       --------------          ------
Telecommunication Services -- (1.0%)
      Other Securities.....................                22,023,468            1.0%
                                                       --------------          ------
Utilities -- (1.7%)
      Pennon Group P.L.C...................  2,088,940     23,174,947            1.1%
      Other Securities.....................                14,888,194            0.7%
                                                       --------------          ------
Total Utilities............................                38,063,141            1.8%
                                                       --------------          ------
TOTAL COMMON STOCKS........................             2,093,614,538           98.6%
                                                       --------------          ------

PREFERRED STOCKS -- (0.0%)
      Other Securities.....................                    18,495            0.0%
                                                       --------------          ------

RIGHTS/WARRANTS -- (0.2%)
      Other Securities.....................                 5,231,708            0.3%
                                                       --------------          ------
TOTAL INVESTMENT SECURITIES................             2,098,864,741
                                                       --------------

                                                          VALUE+
                                                          ------
SECURITIES LENDING COLLATERAL -- (4.7%)
(S)@  DFA Short Term Investment Fund.......  8,944,086    103,509,904            4.9%
                                                       --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,865,624,237)..................              $2,202,374,645          103.8%
                                                       ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Common Stocks
    Consumer Discretionary......   --    $  426,362,565   --    $  426,362,565
    Consumer Staples............   --       112,929,942   --       112,929,942
    Energy......................   --       100,692,503   --       100,692,503
    Financials..................   --       299,415,187   --       299,415,187
    Health Care.................   --        76,397,615   --        76,397,615
    Industrials.................   --       609,036,922   --       609,036,922
    Information Technology......   --       193,690,736   --       193,690,736
    Materials...................   --       159,593,186   --       159,593,186
    Real Estate.................   --        55,409,273   --        55,409,273
    Telecommunication Services..   --        22,023,468   --        22,023,468
    Utilities...................   --        38,063,141   --        38,063,141
  Preferred Stocks..............   --            18,495   --            18,495
  Rights/Warrants...............   --         5,231,708   --         5,231,708
  Securities Lending Collateral.   --       103,509,904   --       103,509,904
                                   --    --------------   --    --------------
  TOTAL.........................   --    $2,202,374,645   --    $2,202,374,645
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                              PERCENTAGE
                                      SHARES     VALUE++    OF NET ASSETS**
                                      ------     -------    ---------------
    COMMON STOCKS -- (87.6%)
    AUSTRIA -- (2.9%)
        ANDRITZ AG..................   327,520 $ 18,097,813            0.4%
        Other Securities............            143,507,956            2.9%
                                               ------------           -----
    TOTAL AUSTRIA...................            161,605,769            3.3%
                                               ------------           -----

    BELGIUM -- (3.9%)
        Ackermans & van Haaren NV...   134,383   21,994,102            0.5%
    #   Umicore SA..................   412,343   24,158,003            0.5%
        Other Securities............            169,789,244            3.3%
                                               ------------           -----
    TOTAL BELGIUM...................            215,941,349            4.3%
                                               ------------           -----

    DENMARK -- (4.6%)
    #   GN Store Nord A.S...........   855,243   22,230,374            0.5%
        Jyske Bank A.S..............   404,159   21,612,779            0.4%
        TDC A.S..................... 4,743,975   25,448,893            0.5%
        Other Securities............            186,226,928            3.7%
                                               ------------           -----
    TOTAL DENMARK...................            255,518,974            5.1%
                                               ------------           -----

    FINLAND -- (6.1%)
        Elisa Oyj...................   734,075   24,963,650            0.5%
    #   Huhtamaki Oyj...............   467,536   18,122,853            0.4%
        Metso Oyj...................   576,499   20,646,714            0.4%
        Nokian Renkaat Oyj..........   623,433   26,795,638            0.5%
        Orion Oyj Class B...........   436,647   25,024,035            0.5%
    #   Outokumpu Oyj............... 3,022,031   28,938,913            0.6%
        Other Securities............            195,177,870            3.9%
                                               ------------           -----
    TOTAL FINLAND...................            339,669,673            6.8%
                                               ------------           -----

    FRANCE -- (12.2%)
    #   Edenred.....................   946,779   24,253,318            0.5%
        Ipsen SA....................   162,032   18,864,249            0.4%
        Lagardere SCA...............   663,377   20,306,215            0.4%
        Orpea.......................   182,255   18,615,617            0.4%
        Rexel SA.................... 1,596,995   28,519,669            0.6%
        Rubis SCA...................   203,675   20,691,708            0.4%
        SEB SA......................   120,657   19,429,843            0.4%
        STMicroelectronics NV....... 1,780,023   28,575,890            0.6%
        Teleperformance.............   336,308   42,290,345            0.9%
    *   Ubisoft Entertainment SA....   521,852   24,721,360            0.5%
        Other Securities............            437,133,251            8.7%
                                               ------------           -----
    TOTAL FRANCE....................            683,401,465           13.8%
                                               ------------           -----

    GERMANY -- (14.3%)
    *   Dialog Semiconductor P.L.C..   382,079   17,877,837            0.4%
        Freenet AG..................   652,809   20,487,314            0.4%
    #   Hugo Boss AG................   285,824   21,734,995            0.4%
    #   K+S AG......................   990,931   23,641,923            0.5%
        KION Group AG...............   258,832   17,534,672            0.4%
        Lanxess AG..................   484,758   35,002,637            0.7%
        LEG Immobilien AG...........   306,750   26,353,575            0.5%
        MTU Aero Engines AG.........   249,839   35,835,367            0.7%
        Osram Licht AG..............   343,036   22,979,780            0.5%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                               PERCENTAGE
                                       SHARES     VALUE++    OF NET ASSETS**
                                       ------     -------    ---------------
   GERMANY -- (Continued)
       QIAGEN NV.....................   717,083 $ 21,481,790            0.4%
       Rheinmetall AG................   223,411   20,506,818            0.4%
       Stada Arzneimittel AG.........   306,492   21,718,100            0.4%
       Other Securities..............            512,371,012           10.4%
                                                ------------           -----
   TOTAL GERMANY.....................            797,525,820           16.1%
                                                ------------           -----

   IRELAND -- (1.2%)
       Kingspan Group P.L.C..........   667,888   23,234,094            0.5%
       Other Securities..............             43,587,492            0.8%
                                                ------------           -----
   TOTAL IRELAND.....................             66,821,586            1.3%
                                                ------------           -----

   ISRAEL -- (2.1%)
       Other Securities..............            118,570,564            2.4%
                                                ------------           -----

   ITALY -- (9.4%)
       Banco BPM SpA................. 6,471,527   18,900,113            0.4%
   #   Mediaset SpA.................. 4,351,208   17,782,080            0.4%
       Prysmian SpA.................. 1,026,230   29,615,643            0.6%
       Recordati SpA.................   474,431   17,582,541            0.4%
   #   Unione di Banche Italiane SpA. 4,861,323   20,483,378            0.4%
       Other Securities..............            418,052,493            8.3%
                                                ------------           -----
   TOTAL ITALY.......................            522,416,248           10.5%
                                                ------------           -----

   NETHERLANDS -- (4.6%)
       Aalberts Industries NV........   645,848   25,608,846            0.5%
       Boskalis Westminster..........   522,771   19,228,989            0.4%
       Other Securities..............            212,724,011            4.3%
                                                ------------           -----
   TOTAL NETHERLANDS.................            257,561,846            5.2%
                                                ------------           -----

   NORWAY -- (2.2%)
       Other Securities..............            124,590,766            2.5%
                                                ------------           -----

   PORTUGAL -- (0.9%)
       Other Securities..............             52,437,284            1.1%
                                                ------------           -----

   SPAIN -- (5.2%)
       Gamesa Corp. Tecnologica SA... 1,203,576   25,957,211            0.5%
       Other Securities..............            262,551,292            5.3%
                                                ------------           -----
   TOTAL SPAIN.......................            288,508,503            5.8%
                                                ------------           -----

   SWEDEN -- (7.2%)
       Other Securities..............            404,985,681            8.2%
                                                ------------           -----

   SWITZERLAND -- (10.8%)
   #   ams AG........................   372,640   23,973,214            0.5%
       Flughafen Zuerich AG..........   104,871   23,111,210            0.5%
       Georg Fischer AG..............    22,511   21,227,134            0.4%
       Helvetia Holding AG...........    36,269   20,140,004            0.4%
       Logitech International SA.....   708,858   23,690,881            0.5%
       PSP Swiss Property AG.........   201,709   18,084,267            0.4%
       Temenos Group AG..............   318,043   27,528,471            0.6%
       Other Securities..............            445,434,838            8.9%
                                                ------------           -----
   TOTAL SWITZERLAND.................            603,190,019           12.2%
                                                ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                        ------      -------     ---------------
UNITED STATES -- (0.0%)
      Other Securities...............            $    1,271,788            0.0%
                                                 --------------          ------
TOTAL COMMON STOCKS..................             4,894,017,335           98.6%
                                                 --------------          ------

PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
      Other Securities...............                40,608,644            0.8%
                                                 --------------          ------
TOTAL PREFERRED STOCKS...............                40,608,644            0.8%
                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
ITALY -- (0.0%)
      Other Securities...............                    41,792            0.0%
                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................                    41,792            0.0%
                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........             4,934,667,771
                                                 --------------

                                                    VALUE+
                                                    ------
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund. 56,722,188    656,445,884           13.2%
                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,328,293,736)............              $5,591,113,655          112.6%
                                                 ==============          ======

Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Common Stocks
    Austria.....................   --    $  161,605,769   --    $  161,605,769
    Belgium.....................   --       215,941,349   --       215,941,349
    Denmark.....................   --       255,518,974   --       255,518,974
    Finland.....................   --       339,669,673   --       339,669,673
    France......................   --       683,401,465   --       683,401,465
    Germany.....................   --       797,525,820   --       797,525,820
    Ireland.....................   --        66,821,586   --        66,821,586
    Israel......................   --       118,570,564   --       118,570,564
    Italy.......................   --       522,416,248   --       522,416,248
    Netherlands.................   --       257,561,846   --       257,561,846
    Norway......................   --       124,590,766   --       124,590,766
    Portugal....................   --        52,437,284   --        52,437,284
    Spain.......................   --       288,508,503   --       288,508,503
    Sweden......................   --       404,985,681   --       404,985,681
    Switzerland.................   --       603,190,019   --       603,190,019
    United States...............   --         1,271,788   --         1,271,788
  Preferred Stocks
    Germany.....................   --        40,608,644   --        40,608,644
  Rights/Warrants
    Italy.......................   --            41,792   --            41,792
  Securities Lending Collateral.   --       656,445,884   --       656,445,884
                                   --    --------------   --    --------------
  TOTAL.........................   --    $5,591,113,655   --    $5,591,113,655
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
COMMON STOCKS -- (85.0%)
Consumer Discretionary -- (8.4%)
#*  Amaya, Inc.............................   529,592 $  9,408,158            0.8%
#   Cineplex, Inc..........................   355,683   14,000,108            1.1%
    Enercare, Inc..........................   611,459    9,711,315            0.8%
    Linamar Corp...........................   291,014   12,373,505            1.0%
    Other Securities.......................             73,519,719            6.1%
                                                      ------------           -----
Total Consumer Discretionary...............            119,012,805            9.8%
                                                      ------------           -----
Consumer Staples -- (4.3%)
    Cott Corp..............................   701,676    9,231,970            0.8%
    Maple Leaf Foods, Inc..................   510,145   12,769,975            1.1%
    Premium Brands Holdings Corp...........   156,662    9,805,649            0.8%
    Other Securities.......................             28,883,609            2.3%
                                                      ------------           -----
Total Consumer Staples.....................             60,691,203            5.0%
                                                      ------------           -----
Energy -- (18.0%)
#   Enbridge Income Fund Holdings, Inc.....   472,655   11,599,533            1.0%
    Gibson Energy, Inc.....................   702,339    9,523,677            0.8%
*   Parex Resources, Inc...................   855,191   10,619,016            0.9%
#   Parkland Fuel Corp.....................   530,725   11,547,220            1.0%
*   Precision Drilling Corp................ 1,924,403    7,655,037            0.6%
    Veresen, Inc........................... 1,597,192   17,820,032            1.5%
#   Whitecap Resources, Inc................ 2,075,112   14,684,870            1.2%
    Other Securities.......................            171,811,938           14.1%
                                                      ------------           -----
Total Energy...............................            255,261,323           21.1%
                                                      ------------           -----
Financials -- (5.1%)
#   Canadian Western Bank..................   519,727   10,215,212            0.8%
#   Genworth MI Canada, Inc................   317,380    7,881,896            0.7%
    Laurentian Bank of Canada..............   221,646    9,066,857            0.7%
    TMX Group, Ltd.........................   229,180   12,947,776            1.1%
    Other Securities.......................             32,516,102            2.7%
                                                      ------------           -----
Total Financials...........................             72,627,843            6.0%
                                                      ------------           -----
Health Care -- (1.7%)
    Other Securities.......................             24,592,836            2.0%
                                                      ------------           -----
Industrials -- (10.5%)
    Finning International, Inc.............   552,678   10,510,619            0.9%
    MacDonald Dettwiler & Associates, Ltd..   196,107    9,682,877            0.8%
    New Flyer Industries, Inc..............   254,471    9,479,397            0.8%
#   Stantec, Inc...........................   641,429   16,460,392            1.4%
    TFI International, Inc.................   524,953   11,429,327            0.9%
    Toromont Industries, Ltd...............   426,913   15,186,913            1.3%
    Other Securities.......................             75,850,527            6.2%
                                                      ------------           -----
Total Industrials..........................            148,600,052           12.3%
                                                      ------------           -----
Information Technology -- (4.5%)
*   Celestica, Inc.........................   698,843    9,957,508            0.8%
*   Descartes Systems Group, Inc. (The)....   405,356    9,354,027            0.8%
    DH Corp................................   431,732    8,030,237            0.7%
    Other Securities.......................             37,097,590            3.0%
                                                      ------------           -----
Total Information Technology...............             64,439,362            5.3%
                                                      ------------           -----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
Materials -- (24.9%)
#     Alamos Gold, Inc. Class A..........  1,807,660 $   12,937,870            1.1%
*     B2Gold Corp........................  5,693,373     14,305,900            1.2%
      Eldorado Gold Corp.................  4,259,785     15,571,830            1.3%
#*    First Majestic Silver Corp.........    956,624      7,778,857            0.6%
      HudBay Minerals, Inc...............  1,487,005      8,878,130            0.7%
*     IAMGOLD Corp.......................  2,772,941     11,457,007            0.9%
#*    Ivanhoe Mines, Ltd. Class A........  2,184,189      7,664,382            0.6%
      Methanex Corp......................    188,866      8,679,216            0.7%
*     New Gold, Inc......................  2,843,983      8,062,865            0.7%
      OceanaGold Corp....................  3,690,660     12,031,381            1.0%
      Pan American Silver Corp...........    990,673     16,612,216            1.4%
*     Silver Standard Resources, Inc.....    763,090      7,870,999            0.7%
      Stella-Jones, Inc..................    242,305      7,675,373            0.6%
      Tahoe Resources, Inc...............    990,247      8,023,246            0.7%
*     Torex Gold Resources, Inc..........    462,775      7,838,070            0.6%
      West Fraser Timber Co., Ltd........    315,210     14,164,303            1.2%
      Other Securities...................               183,417,257           15.2%
                                                     --------------          ------
Total Materials..........................               352,968,902           29.2%
                                                     --------------          ------
Real Estate -- (2.2%)
      Colliers International Group, Inc..    178,695      8,749,843            0.7%
      FirstService Corp..................    185,371     11,536,036            0.9%
      Other Securities...................                10,424,590            0.9%
                                                     --------------          ------
Total Real Estate........................                30,710,469            2.5%
                                                     --------------          ------
Utilities -- (5.4%)
      Algonquin Power & Utilities Corp...  1,268,653     12,016,910            1.0%
      Capital Power Corp.................    541,609      9,871,603            0.8%
#     Northland Power, Inc...............    661,188     11,687,826            1.0%
#     Superior Plus Corp.................    838,165      8,025,213            0.7%
      TransAlta Corp.....................  1,535,471      7,862,673            0.6%
      Other Securities...................                27,534,765            2.3%
                                                     --------------          ------
Total Utilities..........................                76,998,990            6.4%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             1,205,903,785           99.6%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             1,205,903,785
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (15.0%)
(S)@  DFA Short Term Investment Fund..... 18,396,460    212,902,234           17.6%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,622,593,198)................              $1,418,806,019          117.2%
                                                     ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  117,722,013 $  1,290,792   --    $  119,012,805
  Consumer Staples............     60,691,203           --   --        60,691,203
  Energy......................    255,261,314            9   --       255,261,323
  Financials..................     72,627,843           --   --        72,627,843
  Health Care.................     24,592,836           --   --        24,592,836
  Industrials.................    148,600,052           --   --       148,600,052
  Information Technology......     64,439,362           --   --        64,439,362
  Materials...................    352,955,853       13,049   --       352,968,902
  Real Estate.................     30,710,469           --   --        30,710,469
  Utilities...................     76,998,990           --   --        76,998,990
Securities Lending Collateral.             --  212,902,234   --       212,902,234
                               -------------- ------------   --    --------------
TOTAL......................... $1,204,599,935 $214,206,084   --    $1,418,806,019
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                   PERCENTAGE
                                                           SHARES     VALUE++    OF NET ASSETS**
                                                           ------     -------    ---------------
COMMON STOCKS -- (93.6%)
BRAZIL -- (4.6%)
    Ambev SA ADR........................................  5,984,451 $ 34,290,904            0.6%
    Other Securities....................................             238,179,979            4.1%
                                                                    ------------           -----
TOTAL BRAZIL............................................             272,470,883            4.7%
                                                                    ------------           -----

CHILE -- (1.3%)
    Other Securities....................................              79,091,303            1.4%
                                                                    ------------           -----

CHINA -- (16.5%)
*   Alibaba Group Holding, Ltd. Sponsored ADR...........    599,851   69,282,791            1.2%
*   Baidu, Inc. Sponsored ADR...........................    125,455   22,610,755            0.4%
    Bank of China, Ltd. Class H......................... 63,274,181   30,606,519            0.5%
    China Construction Bank Corp. Class H............... 70,499,590   57,221,928            1.0%
    China Mobile, Ltd. Sponsored ADR....................    918,178   48,957,251            0.9%
    Industrial & Commercial Bank of China, Ltd. Class H. 68,306,185   44,526,454            0.8%
    NetEase, Inc. ADR...................................     73,351   19,466,622            0.3%
    Ping An Insurance Group Co. of China, Ltd. Class H..  4,622,500   25,988,862            0.5%
    Tencent Holdings, Ltd...............................  4,351,400  136,343,809            2.4%
    Other Securities....................................             519,944,703            8.9%
                                                                    ------------           -----
TOTAL CHINA.............................................             974,949,694           16.9%
                                                                    ------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................              24,607,143            0.4%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................               9,897,790            0.2%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................               7,802,832            0.1%
                                                                    ------------           -----

GREECE -- (0.2%)
    Other Securities....................................              13,702,003            0.2%
                                                                    ------------           -----

HUNGARY -- (0.4%)
    Other Securities....................................              23,024,874            0.4%
                                                                    ------------           -----

INDIA -- (11.6%)
    HDFC Bank, Ltd......................................  1,441,144   34,551,495            0.6%
    Hindustan Unilever, Ltd.............................  1,148,145   16,667,187            0.3%
    Housing Development Finance Corp., Ltd..............  1,180,098   28,172,063            0.5%
    Infosys, Ltd........................................  1,886,232   27,012,159            0.5%
    ITC, Ltd............................................  4,896,443   21,126,769            0.4%
    Reliance Industries, Ltd............................  1,625,226   35,197,372            0.6%
    Tata Consultancy Services, Ltd......................    720,066   25,445,822            0.4%
    Other Securities....................................             496,918,898            8.6%
                                                                    ------------           -----
TOTAL INDIA.............................................             685,091,765           11.9%
                                                                    ------------           -----

INDONESIA -- (2.9%)
    Bank Central Asia Tbk PT............................ 15,447,700   20,544,529            0.4%
    Other Securities....................................             147,297,854            2.5%
                                                                    ------------           -----
TOTAL INDONESIA.........................................             167,842,383            2.9%
                                                                    ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                               PERCENTAGE
                                                       SHARES     VALUE++    OF NET ASSETS**
                                                       ------     -------    ---------------
MALAYSIA -- (3.2%)
    Other Securities................................            $189,247,313            3.3%
                                                                ------------           -----

MEXICO -- (4.6%)
    America Movil S.A.B. de C.V. Series L........... 46,329,297   35,610,944            0.6%
    Grupo Financiero Banorte S.A.B. de C.V. Class O.  4,609,848   26,603,306            0.4%
    Grupo Mexico S.A.B. de C.V. Series B............  6,058,822   17,704,721            0.3%
#   Grupo Televisa S.A.B. Series CPO................  3,436,374   16,675,091            0.3%
    Other Securities................................             173,002,403            3.1%
                                                                ------------           -----
TOTAL MEXICO........................................             269,596,465            4.7%
                                                                ------------           -----

PERU -- (0.2%)
    Other Securities................................              14,261,752            0.3%
                                                                ------------           -----

PHILIPPINES -- (1.5%)
    Other Securities................................              89,168,404            1.6%
                                                                ------------           -----

POLAND -- (1.7%)
#   Polski Koncern Naftowy Orlen SA.................    649,675   19,415,914            0.3%
    Other Securities................................              79,741,857            1.4%
                                                                ------------           -----
TOTAL POLAND........................................              99,157,771            1.7%
                                                                ------------           -----

RUSSIA -- (1.8%)
    Gazprom PJSC Sponsored ADR......................  4,944,295   23,473,283            0.4%
    Sberbank of Russia PJSC Sponsored ADR...........  1,818,206   21,676,319            0.4%
    Other Securities................................              60,893,307            1.0%
                                                                ------------           -----
TOTAL RUSSIA........................................             106,042,909            1.8%
                                                                ------------           -----

SOUTH AFRICA -- (7.2%)
#   AngloGold Ashanti, Ltd. Sponsored ADR...........  1,637,102   18,712,076            0.3%
    Bid Corp., Ltd..................................    778,465   16,491,818            0.3%
    FirstRand, Ltd..................................  4,730,180   17,647,443            0.3%
#   MTN Group, Ltd..................................  2,516,919   23,803,309            0.4%
    Naspers, Ltd. Class N...........................    370,571   70,464,622            1.2%
#   Sasol, Ltd. Sponsored ADR.......................    778,314   23,754,143            0.4%
    Standard Bank Group, Ltd........................  2,023,352   22,468,480            0.4%
#   Steinhoff International Holdings NV.............  3,453,813   17,569,874            0.3%
    Other Securities................................             214,695,127            3.8%
                                                                ------------           -----
TOTAL SOUTH AFRICA..................................             425,606,892            7.4%
                                                                ------------           -----

SOUTH KOREA -- (16.5%)
    Hana Financial Group, Inc.......................    545,466   18,734,035            0.3%
    Hyundai Motor Co................................    181,576   22,965,170            0.4%
    KB Financial Group, Inc.........................    441,762   19,418,701            0.3%
    LG Electronics, Inc.............................    310,602   18,854,663            0.3%
    NAVER Corp......................................     37,790   26,559,711            0.5%
    Samsung Electronics Co., Ltd....................    101,911  199,789,105            3.5%
    Samsung Electronics Co., Ltd. GDR...............     52,509   51,524,207            0.9%
    Shinhan Financial Group Co., Ltd................    399,454   16,677,763            0.3%
    SK Hynix, Inc...................................    801,175   37,954,353            0.7%
    Other Securities................................             558,136,318            9.7%
                                                                ------------           -----
TOTAL SOUTH KOREA...................................             970,614,026           16.9%
                                                                ------------           -----

TAIWAN -- (14.9%)
    Hon Hai Precision Industry Co., Ltd............. 17,267,653   56,519,814            1.0%
#   Largan Precision Co., Ltd.......................    133,860   22,230,057            0.4%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                    ------      -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd................ 25,317,808 $  163,094,652            2.8%
      Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR.  1,789,031     59,163,255            1.0%
      Other Securities...........................................               574,947,338           10.0%
                                                                             --------------          ------
TOTAL TAIWAN.....................................................               875,955,116           15.2%
                                                                             --------------          ------

THAILAND -- (2.5%)
      PTT PCL....................................................  1,634,600     18,382,752            0.3%
      Other Securities...........................................               130,514,871            2.3%
                                                                             --------------          ------
TOTAL THAILAND...................................................               148,897,623            2.6%
                                                                             --------------          ------

TURKEY -- (1.3%)
      Other Securities...........................................                78,263,283            1.4%
                                                                             --------------          ------
TOTAL COMMON STOCKS..............................................             5,525,292,224           96.0%
                                                                             --------------          ------

PREFERRED STOCKS -- (2.9%)
BRAZIL -- (2.8%)
      Banco Bradesco SA..........................................  2,489,914     26,208,795            0.5%
      Itau Unibanco Holding SA...................................  4,317,027     53,397,546            0.9%
      Vale SA....................................................  2,522,202     20,867,039            0.4%
      Other Securities...........................................                63,170,926            1.0%
                                                                             --------------          ------
TOTAL BRAZIL.....................................................               163,644,306            2.8%
                                                                             --------------          ------

CHILE -- (0.0%)
      Other Securities...........................................                   471,539            0.0%
                                                                             --------------          ------

COLOMBIA -- (0.1%)
      Other Securities...........................................                 5,806,583            0.1%
                                                                             --------------          ------

INDIA -- (0.0%)
      Other Securities...........................................                   245,422            0.0%
                                                                             --------------          ------
TOTAL PREFERRED STOCKS...........................................               170,167,850            2.9%
                                                                             --------------          ------

RIGHTS/WARRANTS -- (0.0%)
TAIWAN -- (0.0%)
      Other Securities...........................................                    84,770            0.0%
                                                                             --------------          ------

THAILAND -- (0.0%)
      Other Securities...........................................                    37,666            0.0%
                                                                             --------------          ------
TOTAL RIGHTS/WARRANTS............................................                   122,436            0.0%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES......................................             5,695,582,510
                                                                             --------------

                                                                                VALUE+
                                                                                ------
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@  DFA Short Term Investment Fund............................. 17,835,440    206,409,543            3.6%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,377,646,228)........................................              $5,901,992,053          102.5%
                                                                             ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  272,470,883             --   --    $  272,470,883
  Chile.......................     41,813,686 $   37,277,617   --        79,091,303
  China.......................    258,393,582    716,556,112   --       974,949,694
  Colombia....................     24,607,143             --   --        24,607,143
  Czech Republic..............             --      9,897,790   --         9,897,790
  Egypt.......................        610,718      7,192,114   --         7,802,832
  Greece......................             --     13,702,003   --        13,702,003
  Hungary.....................             --     23,024,874   --        23,024,874
  India.......................     31,017,907    654,073,858   --       685,091,765
  Indonesia...................      6,484,710    161,357,673   --       167,842,383
  Malaysia....................             --    189,247,313   --       189,247,313
  Mexico......................    269,596,465             --   --       269,596,465
  Peru........................     14,261,752             --   --        14,261,752
  Philippines.................      2,096,191     87,072,213   --        89,168,404
  Poland......................             --     99,157,771   --        99,157,771
  Russia......................      4,533,588    101,509,321   --       106,042,909
  South Africa................     51,053,298    374,553,594   --       425,606,892
  South Korea.................     28,753,005    941,861,021   --       970,614,026
  Taiwan......................     69,665,168    806,289,948   --       875,955,116
  Thailand....................    148,897,623             --   --       148,897,623
  Turkey......................        646,083     77,617,200   --        78,263,283
Preferred Stocks
  Brazil......................    163,644,306             --   --       163,644,306
  Chile.......................             --        471,539   --           471,539
  Colombia....................      5,806,583             --   --         5,806,583
  India.......................             --        245,422   --           245,422
Rights/Warrants
  Taiwan......................             --         84,770   --            84,770
  Thailand....................             --         37,666   --            37,666
Securities Lending Collateral.             --    206,409,543   --       206,409,543
Futures Contracts**...........      1,408,077             --   --         1,408,077
                               -------------- --------------   --    --------------
TOTAL......................... $1,395,760,768 $4,507,639,362   --    $5,903,400,130
                               ============== ==============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                                               SHARES      VALUE++     OF NET ASSETS**
                                                               ------      -------     ---------------
COMMON STOCKS -- (90.4%)
BRAZIL -- (7.2%)
*   BR Malls Participacoes SA...............................  5,957,732 $   26,372,028            0.4%
    Cia Hering..............................................  1,553,736     10,779,057            0.2%
*   Cia Siderurgica Nacional SA.............................  5,120,808     12,503,351            0.2%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.  2,823,034     11,740,221            0.2%
    EDP -- Energias do Brasil SA............................  3,186,314     13,471,853            0.2%
    Equatorial Energia SA...................................  2,114,158     38,292,700            0.6%
    Estacio Participacoes SA................................  3,477,890     19,536,800            0.3%
    Fleury SA...............................................    731,906     12,110,617            0.2%
    Localiza Rent a Car SA..................................  1,572,075     23,427,214            0.4%
    MRV Engenharia e Participacoes SA.......................  2,976,660     14,948,712            0.2%
    Multiplan Empreendimentos Imobiliarios SA...............    624,699     13,324,340            0.2%
    Qualicorp SA............................................  2,351,105     16,740,434            0.3%
*   Rumo SA.................................................  6,787,474     18,668,467            0.3%
    Smiles SA...............................................    505,800     11,001,853            0.2%
    Sul America SA..........................................  3,005,954     15,900,808            0.2%
    Totvs SA................................................  1,272,826     11,148,081            0.2%
    Transmissora Alianca de Energia Eletrica SA.............  1,918,518     13,908,130            0.2%
    Other Securities........................................               221,438,989            3.3%
                                                                        --------------           -----
TOTAL BRAZIL................................................               505,313,655            7.8%
                                                                        --------------           -----

CHILE -- (1.6%)
    Parque Arauco SA........................................  7,008,665     18,285,264            0.3%
    Other Securities........................................                91,263,732            1.4%
                                                                        --------------           -----
TOTAL CHILE.................................................               109,548,996            1.7%
                                                                        --------------           -----

CHINA -- (15.1%)
    Agile Group Holdings, Ltd............................... 13,027,500     11,643,733            0.2%
    China Everbright, Ltd...................................  6,106,000     13,948,773            0.2%
    China National Building Material Co., Ltd. Class H...... 19,622,000     13,043,664            0.2%
#   GOME Electrical Appliances Holding, Ltd................. 84,442,000     11,500,726            0.2%
#   Intime Retail Group Co., Ltd............................  9,442,000     11,944,925            0.2%
    Kingboard Chemical Holdings, Ltd........................  4,301,921     15,493,603            0.3%
    Minth Group, Ltd........................................  3,963,000     14,706,962            0.2%
    Shanghai Industrial Holdings, Ltd.......................  3,333,000     10,544,432            0.2%
    Shenzhen International Holdings, Ltd....................  7,292,722     12,242,025            0.2%
#   Sihuan Pharmaceutical Holdings Group, Ltd............... 26,984,000     11,991,715            0.2%
#   Sunac China Holdings, Ltd............................... 15,053,000     19,604,450            0.3%
*   YY, Inc. ADR............................................    220,940     10,819,432            0.2%
    Other Securities........................................               896,822,368           13.6%
                                                                        --------------           -----
TOTAL CHINA.................................................             1,054,306,808           16.2%
                                                                        --------------           -----

COLOMBIA -- (0.2%)
    Other Securities........................................                12,135,744            0.2%
                                                                        --------------           -----

GREECE -- (0.3%)
    Other Securities........................................                20,910,141            0.3%
                                                                        --------------           -----

HONG KONG -- (0.0%)
    Other Securities........................................                   456,686            0.0%
                                                                        --------------           -----

HUNGARY -- (0.1%)
    Other Securities........................................                 6,121,958            0.1%
                                                                        --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                  ------      -------     ---------------
INDIA -- (14.1%)
*   Crompton Greaves Consumer Electricals, Ltd.. 3,425,286 $   11,715,861            0.2%
    Federal Bank, Ltd........................... 8,408,191     14,100,583            0.2%
    IIFL Holdings, Ltd.......................... 1,532,495     11,384,136            0.2%
    TVS Motor Co., Ltd.......................... 1,601,124     12,289,647            0.2%
    Other Securities............................              934,753,407           14.3%
                                                           --------------           -----
TOTAL INDIA.....................................              984,243,634           15.1%
                                                           --------------           -----

INDONESIA -- (3.0%)
    Other Securities............................              213,658,046            3.3%
                                                           --------------           -----

MALAYSIA -- (3.7%)
    Other Securities............................              259,025,484            4.0%
                                                           --------------           -----

MEXICO -- (2.5%)
#   Alsea S.A.B. de C.V......................... 5,357,900     19,054,802            0.3%
    Banregio Grupo Financiero S.A.B. de C.V..... 1,983,160     11,451,083            0.2%
#   Gentera S.A.B. de C.V....................... 7,327,998     12,320,215            0.2%
#*  Industrias CH S.A.B. de C.V. Series B....... 2,193,173     11,778,318            0.2%
    Other Securities............................              122,994,739            1.8%
                                                           --------------           -----
TOTAL MEXICO....................................              177,599,157            2.7%
                                                           --------------           -----

PHILIPPINES -- (1.4%)
    Other Securities............................               96,346,056            1.5%
                                                           --------------           -----

POLAND -- (1.6%)
*   CD Projekt SA...............................   636,728     11,125,547            0.2%
    Other Securities............................              104,526,918            1.6%
                                                           --------------           -----
TOTAL POLAND....................................              115,652,465            1.8%
                                                           --------------           -----

SOUTH AFRICA -- (6.7%)
    AVI, Ltd.................................... 3,408,319     24,916,050            0.4%
    Barloworld, Ltd............................. 2,216,736     19,968,651            0.3%
    Clicks Group, Ltd........................... 2,723,654     27,373,356            0.4%
    EOH Holdings, Ltd........................... 1,098,252     11,628,003            0.2%
    Foschini Group, Ltd. (The).................. 1,886,464     22,523,749            0.4%
    Imperial Holdings, Ltd...................... 1,074,427     13,588,858            0.2%
*   Northam Platinum, Ltd....................... 3,612,389     13,415,603            0.2%
    Sappi, Ltd.................................. 2,275,007     16,895,152            0.3%
#   SPAR Group, Ltd. (The)...................... 1,162,708     15,671,335            0.2%
    Telkom SA SOC, Ltd.......................... 1,921,390     10,753,072            0.2%
    Other Securities............................              293,163,410            4.4%
                                                           --------------           -----
TOTAL SOUTH AFRICA..............................              469,897,239            7.2%
                                                           --------------           -----

SOUTH KOREA -- (12.7%)
    Other Securities............................              886,000,191           13.6%
                                                           --------------           -----

TAIWAN -- (15.5%)
    Other Securities............................            1,082,705,887           16.6%
                                                           --------------           -----

THAILAND -- (3.3%)
    Other Securities............................              230,761,783            3.6%
                                                           --------------           -----

TURKEY -- (1.4%)
    Other Securities............................               98,867,480            1.5%
                                                           --------------           -----
TOTAL COMMON STOCKS.............................            6,323,551,410           97.2%
                                                           --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
PREFERRED STOCKS -- (1.4%)
BRAZIL -- (1.3%)
       Cia Energetica de Minas Gerais..  5,514,829 $   15,428,768            0.2%
       Other Securities................                79,111,913            1.2%
                                                   --------------          ------
TOTAL BRAZIL...........................                94,540,681            1.4%
                                                   --------------          ------

CHILE -- (0.1%)
       Other Securities................                 4,064,551            0.1%
                                                   --------------          ------

COLOMBIA -- (0.0%)
       Other Securities................                 2,384,477            0.0%
                                                   --------------          ------

INDIA -- (0.0%)
       Other Securities................                   115,799            0.0%
                                                   --------------          ------
TOTAL PREFERRED STOCKS.................               101,105,508            1.5%
                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
       Other Securities................                    71,472            0.0%
                                                   --------------          ------

INDONESIA -- (0.0%)
       Other Securities................                    17,448            0.0%
                                                   --------------          ------

MALAYSIA -- (0.0%)
       Other Securities................                   343,860            0.0%
                                                   --------------          ------

PHILIPPINES -- (0.0%)
       Other Securities................                    27,542            0.0%
                                                   --------------          ------

SOUTH KOREA -- (0.0%)
       Other Securities................                    60,805            0.0%
                                                   --------------          ------

TAIWAN -- (0.0%)
       Other Securities................                    11,544            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                   532,671            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             6,425,189,589
                                                   --------------

                                                      VALUE+
                                                      ------
SECURITIES LENDING COLLATERAL -- (8.2%)
(S)@   DFA Short Term Investment Fund.. 49,493,179    572,784,566            8.8%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,281,544,083)..............              $6,997,974,155          107.5%
                                                   ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  505,313,655             --   --    $  505,313,655
  Chile.......................      1,088,052 $  108,460,944   --       109,548,996
  China.......................     55,673,829    998,632,979   --     1,054,306,808
  Colombia....................     12,135,744             --   --        12,135,744
  Greece......................             --     20,910,141   --        20,910,141
  Hong Kong...................             --        456,686   --           456,686
  Hungary.....................             --      6,121,958   --         6,121,958
  India.......................         97,036    984,146,598   --       984,243,634
  Indonesia...................      1,583,335    212,074,711   --       213,658,046
  Malaysia....................        129,593    258,895,891   --       259,025,484
  Mexico......................    177,599,157             --   --       177,599,157
  Philippines.................             --     96,346,056   --        96,346,056
  Poland......................             --    115,652,465   --       115,652,465
  South Africa................      6,931,188    462,966,051   --       469,897,239
  South Korea.................      4,773,434    881,226,757   --       886,000,191
  Taiwan......................         87,165  1,082,618,722   --     1,082,705,887
  Thailand....................    230,211,435        550,348   --       230,761,783
  Turkey......................             --     98,867,480   --        98,867,480
Preferred Stocks
  Brazil......................     94,540,681             --   --        94,540,681
  Chile.......................             --      4,064,551   --         4,064,551
  Colombia....................      2,384,477             --   --         2,384,477
  India.......................        115,799             --   --           115,799
Rights/Warrants
  Brazil......................             --         71,472   --            71,472
  Indonesia...................             --         17,448   --            17,448
  Malaysia....................             --        343,860   --           343,860
  Philippines.................             --         27,542   --            27,542
  South Korea.................             --         60,805   --            60,805
  Taiwan......................             --         11,544   --            11,544
Securities Lending Collateral.             --    572,784,566   --       572,784,566
Futures Contracts**...........      1,040,556             --   --         1,040,556
                               -------------- --------------   --    --------------
TOTAL......................... $1,093,705,136 $5,905,309,575   --    $6,999,014,711
                               ============== ==============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                THE JAPANESE   THE ASIA
                                                                   THE U.S. LARGE    THE DFA       SMALL     PACIFIC SMALL
                                                                     CAP VALUE    INTERNATIONAL   COMPANY       COMPANY
                                                                      SERIES*     VALUE SERIES*   SERIES*       SERIES*
                                                                   -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,404,990, $975,662,
 $348,773 and $262,689 of securities on loan,
 respectively)....................................................  $24,480,375    $11,025,504   $3,342,999   $1,626,884
Temporary Cash Investments at Value & Cost........................      288,414             --           --           --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $920,913, $942,244, $361,558 and
 $229,488)........................................................      921,032        942,324      361,553      229,531
Segregated Cash for Futures Contracts.............................        7,160          4,695           --           --
Foreign Currencies at Value.......................................           --         13,627          146        7,301
Cash..............................................................           --        114,845        7,943        2,602
Receivables:
  Investment Securities Sold......................................       22,846             --          764        3,333
  Dividends, Interest and Tax Reclaims............................       29,866         48,739       29,767        1,519
  Securities Lending Income.......................................          190          1,144          708          405
Unrealized Gain on Foreign Currency Contracts.....................           --             --            2           --
Prepaid Expenses and Other Assets.................................           27             12            3            3
                                                                    -----------    -----------   ----------   ----------
     Total Assets.................................................   25,749,910     12,150,890    3,743,885    1,871,578
                                                                    -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................      920,816        942,176      361,462      229,460
  Investment Securities Purchased.................................      104,940             --        3,783          771
  Due to Advisor..................................................        2,002          1,797          271          135
  Futures Margin Variation........................................          401            238           --           --
Accrued Expenses and Other Liabilities............................        1,158            667          212          108
                                                                    -----------    -----------   ----------   ----------
     Total Liabilities............................................    1,029,317        944,878      365,728      230,474
                                                                    -----------    -----------   ----------   ----------
NET ASSETS........................................................  $24,720,593    $11,206,012   $3,378,157   $1,641,104
                                                                    ===========    ===========   ==========   ==========
Investments at Cost...............................................  $16,752,543    $10,049,365   $2,765,471   $1,649,392
                                                                    ===========    ===========   ==========   ==========
Foreign Currencies at Cost........................................  $        --    $    13,691   $      146   $    7,320
                                                                    ===========    ===========   ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                               THE
                                              THE UNITED   CONTINENTAL THE CANADIAN                 THE EMERGING
                                             KINGDOM SMALL    SMALL       SMALL                       MARKETS
                                                COMPANY      COMPANY     COMPANY     THE EMERGING    SMALL CAP
                                                SERIES       SERIES*      SERIES    MARKETS SERIES*   SERIES*
                                             ------------- ----------- ------------ --------------- ------------
ASSETS:
Investments at Value (including $99,512,
 $617,598, $205,744, $290,124 and
 $1,021,332 of securities on loan,
 respectively)..............................  $2,098,865   $4,934,668   $1,205,904    $5,695,583     $6,425,190
Collateral from Securities on Loan Invested
 in Affiliate at Value (including cost of
 $103,496, $656,453, $212,866, $206,382
 and $572,651)..............................     103,510      656,446      212,902       206,410        572,785
Segregated Cash for Futures Contracts.......          --           --           --         1,793          2,100
Foreign Currencies at Value.................       1,478        7,704          596        39,902         53,172
Cash........................................      10,808       14,285       11,540        23,327         29,178
Receivables:
  Investment Securities Sold................       1,036        1,682        2,703         4,095          2,576
  Dividends, Interest and Tax Reclaims......      12,907       14,940          733         5,490          8,957
  Securities Lending Income.................         121        1,652          427           370          4,345
  Futures Margin Variation..................          --           --           --            54             62
Unrealized Gain on Foreign Currency
 Contracts..................................          11            2           --             1             --
Prepaid Expenses and Other Assets...........           2            4            1             6              6
                                              ----------   ----------   ----------    ----------     ----------
     Total Assets...........................   2,228,738    5,631,383    1,434,806     5,977,031      7,098,371
                                              ----------   ----------   ----------    ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........     103,492      656,374      212,835       206,377        572,625
  Investment Securities Purchased...........       2,265       10,387       10,993        12,910         17,328
  Due to Advisor............................         166          389          100           465          1,055
Unrealized Loss on Foreign Currency
 Contracts..................................           1            3            2             2              2
Accrued Expenses and Other Liabilities......         118          264           45           432            329
                                              ----------   ----------   ----------    ----------     ----------
     Total Liabilities......................     106,042      667,417      223,975       220,186        591,339
                                              ----------   ----------   ----------    ----------     ----------
NET ASSETS..................................  $2,122,696   $4,963,966   $1,210,831    $5,756,845     $6,507,032
                                              ==========   ==========   ==========    ==========     ==========
Investments at Cost.........................  $1,762,128   $3,671,841   $1,409,727    $4,171,265     $5,708,893
                                              ==========   ==========   ==========    ==========     ==========
Foreign Currencies at Cost..................  $    1,468   $    7,694   $      594    $   39,522     $   53,051
                                              ==========   ==========   ==========    ==========     ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                        THE JAPANESE   THE ASIA
                                                               THE U.S.      THE DFA       SMALL     PACIFIC SMALL
                                                              LARGE CAP   INTERNATIONAL   COMPANY       COMPANY
                                                             VALUE SERIES VALUE SERIES     SERIES       SERIES
                                                             ------------ ------------- ------------ -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $1, $14,368,
   $3,918 and $506, respectively)#..........................  $  259,498   $  162,876     $ 35,781      $22,117
  Income from Securities Lending............................       1,279        5,087        3,424        2,360
                                                              ----------   ----------     --------      -------
     Total Investment Income................................     260,777      167,963       39,205       24,477
                                                              ----------   ----------     --------      -------
EXPENSES
  Investment Management Fees................................      11,654       10,383        1,573          776
  Accounting & Transfer Agent Fees..........................         536          244           74           41
  Custodian Fees............................................         110          423          251          153
  Shareholders' Reports.....................................          19            9            3            1
  Directors'/Trustees' Fees & Expenses......................         113           50           15            8
  Professional Fees.........................................         170           94           27           14
  Other.....................................................         263          154           52           27
                                                              ----------   ----------     --------      -------
     Total Expenses.........................................      12,865       11,357        1,995        1,020
                                                              ----------   ----------     --------      -------
  Fees Paid Indirectly (Note C).............................          --         (292)         (18)          (8)
                                                              ----------   ----------     --------      -------
  Net Expenses..............................................      12,865       11,065        1,977        1,012
                                                              ----------   ----------     --------      -------
  NET INVESTMENT INCOME (LOSS)..............................     247,912      156,898       37,228       23,465
                                                              ----------   ----------     --------      -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................     800,632      (11,728)      30,970       25,519
    Futures.................................................      14,271        8,027           --           --
    Foreign Currency Transactions...........................          --       (3,521)      (2,331)        (461)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............   2,137,765      986,251      153,107       28,041
    Futures.................................................       5,258        3,401           --           --
    Translation of Foreign Currency Denominated Amounts.....          --        1,063          682          (15)
                                                              ----------   ----------     --------      -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................   2,957,926      983,493      182,428       53,084
                                                              ----------   ----------     --------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $3,205,838   $1,140,391     $219,656      $76,549
                                                              ==========   ==========     ========      =======

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                    THE UNITED     THE
                                                     KINGDOM   CONTINENTAL THE CANADIAN              THE EMERGING
                                                      SMALL       SMALL       SMALL     THE EMERGING   MARKETS
                                                     COMPANY     COMPANY     COMPANY      MARKETS     SMALL CAP
                                                      SERIES     SERIES       SERIES       SERIES       SERIES
                                                    ---------- ----------- ------------ ------------ ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
   $29, $6,775, $1,680, $5,475 and $4,297,
   respectively)#..................................  $ 35,116   $ 45,764     $ 9,568      $ 42,192     $ 39,086
  Income from Securities Lending...................       507      6,784       2,352         2,082       21,556
                                                     --------   --------     -------      --------     --------
     Total Investment Income.......................    35,623     52,548      11,920        44,274       60,642
                                                     --------   --------     -------      --------     --------
EXPENSES
  Investment Management Fees.......................       912      2,159         527         2,589        5,770
  Accounting & Transfer Agent Fees.................        44        104          24           124          138
  Custodian Fees...................................        49        317          30           981        1,433
  Shareholders' Reports............................         2          4           1             4            5
  Directors'/Trustees' Fees & Expenses.............         9         21           5            25           27
  Professional Fees................................        17         38           8            81           88
  Other............................................        31         76          14            81           93
                                                     --------   --------     -------      --------     --------
     Total Expenses................................     1,064      2,719         609         3,885        7,554
                                                     --------   --------     -------      --------     --------
  Fees Paid Indirectly (Note C)....................       (14)       (36)        (24)          (66)        (122)
                                                     --------   --------     -------      --------     --------
  Net Expenses.....................................     1,050      2,683         585         3,819        7,432
                                                     --------   --------     -------      --------     --------
  NET INVESTMENT INCOME (LOSS).....................    34,573     49,865      11,335        40,455       53,210
                                                     --------   --------     -------      --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................    19,709     54,963         158       (19,021)      16,948
    Futures........................................        --         --          --         2,422        3,170
    Foreign Currency Transactions..................      (145)       360         100           111          758
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................   301,413    658,587      27,773       474,245      527,025
    Futures........................................        --         --          --         1,674          752
    Translation of Foreign Currency Denominated
     Amounts.......................................       424         56           8           (54)         (67)
                                                     --------   --------     -------      --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..........   321,401    713,966      28,039       459,377      548,586
                                                     --------   --------     -------      --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................  $355,974   $763,831     $39,374      $499,832     $601,796
                                                     ========   ========     =======      ========     ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                            THE U.S. LARGE CAP      THE DFA INTERNATIONAL     THE JAPANESE SMALL
                                               VALUE SERIES              VALUE SERIES           COMPANY SERIES
                                         ------------------------  -----------------------  ----------------------
                                         SIX MONTHS       YEAR     SIX MONTHS      YEAR     SIX MONTHS     YEAR
                                            ENDED        ENDED        ENDED       ENDED        ENDED      ENDED
                                          APRIL 30,     OCT. 31,    APRIL 30,    OCT. 31,    APRIL 30,   OCT. 31,
                                            2017          2016        2017         2016        2017        2016
                                         -----------  -----------  -----------  ----------  ----------- ----------
                                         (UNAUDITED)               (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......... $   247,912  $   464,438  $   156,898  $  332,006  $   37,228  $   54,226
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........     800,632      567,193      (11,728)   (261,808)     30,970     122,152
    Futures.............................      14,271       21,037        8,027       5,988          --          --
    Foreign Currency
     Transactions.......................          --           --       (3,521)      5,590      (2,331)      2,170
    Forward Currency Contracts..........          --           --           --           8          --         (36)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency...................   2,137,765      (57,128)     986,251     (32,753)    153,107     214,787
    Futures.............................       5,258       (3,872)       3,401        (852)         --          --
    Translation of Foreign Currency
     Denominated Amounts................          --           --        1,063        (908)        682        (688)
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................   3,205,838      991,668    1,140,391      47,271     219,656     392,611
                                         -----------  -----------  -----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions.........................   1,266,304    1,812,211      706,688   1,394,282     120,920     224,138
  Withdrawals...........................    (668,117)    (981,368)    (370,607)   (939,918)    (95,013)   (115,843)
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest..........     598,187      830,843      336,081     454,364      25,907     108,295
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets........................   3,804,025    1,822,511    1,476,472     501,635     245,563     500,906
NET ASSETS
  Beginning of Period...................  20,916,568   19,094,057    9,729,540   9,227,905   3,132,594   2,631,688
                                         -----------  -----------  -----------  ----------  ----------  ----------
  End of Period......................... $24,720,593  $20,916,568  $11,206,012  $9,729,540  $3,378,157  $3,132,594
                                         ===========  ===========  ===========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           THE ASIA PACIFIC SMALL  THE UNITED KINGDOM SMALL  THE CONTINENTAL SMALL
                                               COMPANY SERIES          COMPANY SERIES           COMPANY SERIES
                                           ----------------------  ----------------------   ----------------------
                                           SIX MONTHS     YEAR     SIX MONTHS      YEAR     SIX MONTHS     YEAR
                                              ENDED      ENDED        ENDED       ENDED        ENDED      ENDED
                                            APRIL 30,   OCT. 31,    APRIL 30,    OCT. 31,    APRIL 30,   OCT. 31,
                                              2017        2016        2017         2016        2017        2016
                                           ----------- ----------  -----------  ----------  ----------- ----------
                                           (UNAUDITED)             (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   23,465  $   55,379  $   34,573   $   79,465  $   49,865  $   98,312
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........     25,519      (8,246)     19,709       71,244      54,963     122,507
    Futures...............................         --          --          --           --          --         687
    Foreign Currency Transactions.........       (461)        309        (145)      (1,277)        360        (394)
    Forward Currency Contracts............         --         (18)         --           --          --          (5)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     28,041     168,801     301,413     (469,059)    658,587      27,064
    Futures...............................         --          --          --           --          --          19
    Translation of Foreign Currency
     Denominated Amounts..................        (15)         22         424         (215)         56         (32)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     76,549     216,247     355,974     (319,842)    763,831     248,158
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................     48,524     137,711      90,326      112,811     101,189     441,553
  Withdrawals.............................    (39,705)    (26,496)     (7,069)    (193,617)    (48,979)   (195,529)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............      8,819     111,215      83,257      (80,806)     52,210     246,024
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................     85,368     327,462     439,231     (400,648)    816,041     494,182
NET ASSETS
  Beginning of Period.....................  1,555,736   1,228,274   1,683,465    2,084,113   4,147,925   3,653,743
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Period........................... $1,641,104  $1,555,736  $2,122,696   $1,683,465  $4,963,966  $4,147,925
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                            THE CANADIAN SMALL    THE EMERGING MARKETS    THE EMERGING MARKETS
                                              COMPANY SERIES             SERIES             SMALL CAP SERIES
                                           --------------------  ----------------------  ----------------------
                                           SIX MONTHS    YEAR    SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                              ENDED     ENDED       ENDED      ENDED        ENDED      ENDED
                                            APRIL 30,  OCT. 31,   APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                              2017       2016       2017        2016        2017        2016
                                           ----------- --------  ----------- ----------  ----------- ----------
                                           (UNAUDITED)           (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   11,335  $ 18,822  $   40,455  $  110,781  $   53,210  $  144,191
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........        158   (24,152)    (19,021)   (106,229)     16,948     140,851
    Futures...............................         --        --       2,422       5,752       3,170       4,055
    Foreign Currency Transactions.........        100       229         111         975         758         457
    Forward Currency Contracts............         --        --          --          (4)         --        (116)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     27,773   135,836     474,245     512,891     527,025     400,224
    Futures...............................         --        --       1,674        (266)        752         289
    Translation of Foreign Currency
     Denominated Amounts..................          8        (6)        (54)        207         (67)        586
                                           ----------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     39,374   130,729     499,832     524,107     601,796     690,537
                                           ----------  --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    238,636   187,903     371,644     471,019     692,553     448,086
  Withdrawals.............................       (443)   (8,500)   (112,362)   (400,950)   (302,964)   (521,283)
                                           ----------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    238,193   179,403     259,282      70,069     389,589     (73,197)
                                           ----------  --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    277,567   310,132     759,114     594,176     991,385     617,340
NET ASSETS
  Beginning of Period.....................    933,264   623,132   4,997,731   4,403,555   5,515,647   4,898,307
                                           ----------  --------  ----------  ----------  ----------  ----------
  End of Period........................... $1,210,831  $933,264  $5,756,845  $4,997,731  $6,507,032  $5,515,647
                                           ==========  ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $68, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                   THE U.S. LARGE CAP VALUE SERIES
                                           --------------------------------------------------------------------------------
                                             SIX MONTHS        YEAR         YEAR         YEAR         YEAR         YEAR
                                                ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                              APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                2017           2016         2015         2014         2013         2012
                                           --------------------------------------------------------------------------------
                                             (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
Total Return..............................       15.29%(D)        4.75%        1.32%       15.67%       35.68%       18.31%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $24,720,593     $20,916,568  $19,094,057  $18,376,682  $14,838,988  $10,589,152
Ratio of Expenses to Average Net Assets...        0.11%(E)        0.11%        0.11%        0.11%        0.11%        0.12%
Ratio of Net Investment Income to Average
 Net Assets...............................        2.13%(E)        2.39%        2.20%        1.90%        1.98%        2.15%
Portfolio Turnover Rate...................           9%(D)          15%          16%          15%          15%          10%
---------------------------------------------------------------------------------------------------------------------------

                                                                 THE DFA INTERNATIONAL VALUE SERIES
                                           ------------------------------------------------------------------------------
                                             SIX MONTHS        YEAR         YEAR         YEAR        YEAR        YEAR
                                                ENDED         ENDED        ENDED        ENDED       ENDED       ENDED
                                              APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                2017           2016         2015         2014        2013        2012
                                           ------------------------------------------------------------------------------
                                             (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------
Total Return..............................       11.53%(D)      (0.10)%      (5.35)%      (0.72)%      28.18%       3.17%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $11,206,012     $9,729,540   $9,227,905   $9,343,666   $8,792,130  $7,238,249
Ratio of Expenses to Average Net Assets...        0.22%(E)       0.22%        0.22%        0.22%        0.22%       0.24%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........        0.22%(E)       0.22%        0.22%        0.22%        0.22%       0.24%
Ratio of Net Investment Income to Average
 Net Assets...............................        3.02%(E)       3.72%        3.31%        4.50%        3.20%       3.75%
Portfolio Turnover Rate...................           8%(D)         17%          21%          17%          15%         14%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                               THE JAPANESE SMALL COMPANY SERIES
                                           --------------------------------------------------------------------------
                                            SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                               ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                             APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                               2017          2016        2015        2014        2013        2012
                                           --------------------------------------------------------------------------
                                            (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
Total Return..............................       7.11%(D)      14.53%       9.04%       2.46%      30.62%       0.54%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $3,378,157     $3,132,594  $2,631,688  $2,505,409  $2,281,624  $1,686,731
Ratio of Expenses to Average Net Assets...       0.13%(E)       0.13%       0.13%       0.13%       0.14%       0.15%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.13%(E)       0.13%       0.13%       0.13%       0.14%       0.15%
Ratio of Net Investment Income to Average
 Net Assets...............................       2.37%(E)       1.99%       1.69%       1.71%       1.87%       2.17%
Portfolio Turnover Rate...................          4%(D)         10%          6%          9%         16%          7%
---------------------------------------------------------------------------------------------------------------------

                                                              THE ASIA PACIFIC SMALL COMPANY SERIES
                                           ----------------------------------------------------------------------------
                                            SIX MONTHS       YEAR         YEAR         YEAR        YEAR        YEAR
                                               ENDED        ENDED        ENDED        ENDED       ENDED       ENDED
                                             APRIL 30,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                               2017          2016         2015         2014        2013        2012
                                           ----------------------------------------------------------------------------
                                            (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
Total Return..............................       5.06%(D)      16.69%     (11.83)%      (3.46)%      10.97%       7.48%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $1,641,104     $1,555,736  $1,228,274   $1,453,786   $1,265,498  $1,003,860
Ratio of Expenses to Average Net Assets...       0.13%(E)       0.13%       0.13%        0.13%        0.15%       0.16%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.13%(E)       0.13%       0.13%        0.13%        0.15%       0.16%
Ratio of Net Investment Income to Average
 Net Assets...............................       3.03%(E)       4.00%       4.17%        3.96%        4.64%       4.26%
Portfolio Turnover Rate...................          8%(D)         10%          7%           7%           9%         18%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                             THE UNITED KINGDOM SMALL COMPANY SERIES
                                           ---------------------------------------------------------------------------
                                            SIX MONTHS        YEAR        YEAR        YEAR        YEAR        YEAR
                                               ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                             APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                               2017           2016        2015        2014        2013        2012
                                           ---------------------------------------------------------------------------
                                            (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
Total Return..............................      20.72%(D)     (15.82)%       9.95%       1.22%      37.42%      23.41%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $2,122,696     $1,683,465   $2,084,113  $1,995,898  $1,988,287  $1,464,838
Ratio of Expenses to Average Net Assets...       0.12%(E)       0.12%        0.11%       0.11%       0.12%       0.13%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.12%(E)       0.12%        0.11%       0.11%       0.12%       0.13%
Ratio of Net Investment Income to Average
 Net Assets...............................       3.79%(E)       4.36%        3.44%       2.98%       3.29%       3.37%
Portfolio Turnover Rate...................          3%(D)         15%          10%          8%         17%          6%
----------------------------------------------------------------------------------------------------------------------

                                                              THE CONTINENTAL SMALL COMPANY SERIES
                                           ---------------------------------------------------------------------------
                                            SIX MONTHS       YEAR        YEAR         YEAR        YEAR        YEAR
                                               ENDED        ENDED       ENDED        ENDED       ENDED       ENDED
                                             APRIL 30,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                               2017          2016        2015         2014        2013        2012
                                           ---------------------------------------------------------------------------
                                            (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
Total Return..............................      18.38%(D)       6.10%       9.81%      (2.25)%      43.67%       2.29%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $4,963,966     $4,147,925  $3,653,743  $3,152,277   $3,217,766  $2,245,179
Ratio of Expenses to Average Net Assets...       0.12%(E)       0.13%       0.13%       0.13%        0.14%       0.16%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.13%(E)       0.13%       0.13%       0.13%        0.14%       0.16%
Ratio of Net Investment Income to Average
 Net Assets...............................       2.31%(E)       2.49%       2.44%       2.40%        2.67%       3.15%
Portfolio Turnover Rate...................          5%(D)          9%         14%         13%          13%          9%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                          THE CANADIAN SMALL COMPANY SERIES
                                                         -------------------------------------------------------------------
                                                           SIX MONTHS     YEAR       YEAR       YEAR      YEAR       YEAR
                                                             ENDED       ENDED      ENDED      ENDED     ENDED      ENDED
                                                           APRIL 30,    OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,   OCT. 31,
                                                              2017        2016       2015       2014      2013       2012
                                                         -------------------------------------------------------------------
                                                         (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
Total Return............................................       5.00%(D)    20.77%   (25.00)%    (3.83)%     5.71%    (2.51)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................... $1,210,831     $933,264  $623,132   $849,429   $741,204  $689,086
Ratio of Expenses to Average Net Assets.................       0.11%(E)     0.12%     0.12%      0.12%      0.13%     0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................       0.12%(E)     0.12%     0.12%      0.12%      0.13%     0.15%
Ratio of Net Investment Income to Average Net Assets....       2.15%(E)     2.52%     2.73%      2.42%      2.99%     2.29%
Portfolio Turnover Rate.................................          4%(D)        8%       18%         5%        14%       22%
----------------------------------------------------------------------------------------------------------------------------

                                                                   THE EMERGING MARKETS SERIES
                                           ---------------------------------------------------------------------------
                                             SIX MONTHS      YEAR         YEAR        YEAR        YEAR        YEAR
                                               ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                             APRIL 30,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                2017         2016         2015        2014        2013        2012
                                           ---------------------------------------------------------------------------
                                           (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
Total Return..............................       9.41%(D)      11.44%     (14.86)%       1.74%       6.99%       4.55%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $5,756,845     $4,997,731  $4,403,555   $4,185,451  $3,766,160  $2,913,307
Ratio of Expenses to Average Net Assets...       0.15%(E)       0.15%       0.16%        0.15%       0.16%       0.20%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.15%(E)       0.15%       0.16%        0.15%       0.16%       0.20%
Ratio of Net Investment Income to Average
 Net Assets...............................       1.56%(E)       2.45%       2.39%        2.51%       2.38%       2.55%
Portfolio Turnover Rate...................          1%(D)          5%          9%           5%          4%          5%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                              THE EMERGING MARKETS SMALL CAP SERIES
                                           ---------------------------------------------------------------------------
                                             SIX MONTHS      YEAR         YEAR        YEAR        YEAR        YEAR
                                               ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                             APRIL 30,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                2017         2016         2015        2014        2013        2012
                                           ---------------------------------------------------------------------------
                                           (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
Total Return..............................      10.08%(D)      14.45%      (9.42)%       5.60%       9.41%       7.19%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $6,507,032     $5,515,647  $4,898,307   $4,921,438  $4,091,523  $2,953,350
Ratio of Expenses to Average Net Assets...       0.26%(E)       0.26%       0.26%        0.26%       0.29%       0.36%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.26%(E)       0.26%       0.27%        0.26%       0.29%       0.36%
Ratio of Net Investment Income to Average
 Net Assets...............................       1.84%(E)       2.89%       2.62%        2.48%       2.37%       2.48%
Portfolio Turnover Rate...................          6%(D)         18%         18%           9%         11%         13%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DOMESTIC EQUITY PORTFOLIO        INTERNATIONAL EQUITY PORTFOLIOS
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2017, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the six months ended April 30, 2017, expenses reduced were as follows (amounts in thousands):

                                                       FEES PAID
                                                       INDIRECTLY
                                                       ----------
              The DFA International Value Series......    $292
              The Japanese Small Company Series.......      18
              The Asia Pacific Small Company Series...       8
              The United Kingdom Small Company Series.      14
              The Continental Small Company Series....      36
              The Canadian Small Company Series.......      24
              The Emerging Markets Series.............      66
              The Emerging Markets Small Cap Series...     122

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2017, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2017, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $553
                 The DFA International Value Series......  354
                 The Japanese Small Company Series.......   85
                 The Asia Pacific Small Company Series...   44
                 The United Kingdom Small Company Series.   56
                 The Continental Small Company Series....  108
                 The Canadian Small Company Series.......   26
                 The Emerging Markets Series.............  138
                 The Emerging Markets Small Cap Series...  115

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, the Series' transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands), were as follows:

                                                  PURCHASES    SALES
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $2,909,117 $2,060,806
         The DFA International Value Series......  1,120,394    791,279
         The Japanese Small Company Series.......    178,785    127,844
         The Asia Pacific Small Company Series...    157,386    124,684
         The United Kingdom Small Company Series.    148,543     48,625
         The Continental Small Company Series....    306,903    225,291
         The Canadian Small Company Series.......    293,679     42,758
         The Emerging Markets Series.............    361,319     67,294
         The Emerging Markets Small Cap Series...    785,027    371,213

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    NET
                                                                                 UNREALIZED
                                          FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                          TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $17,961,870  $8,223,481   $(495,529)    $7,727,952
The DFA International Value Series......  10,991,609   1,800,145    (823,925)       976,220
The Japanese Small Company Series.......   3,127,029     812,799    (235,276)       577,523
The Asia Pacific Small Company Series...   1,878,880     349,009    (371,474)       (22,465)
The United Kingdom Small Company Series.   1,865,624     524,507    (187,757)       336,750
The Continental Small Company Series....   4,328,294   1,676,933    (414,113)     1,262,820
The Canadian Small Company Series.......   1,622,593     160,757    (364,544)      (203,787)
The Emerging Markets Series.............   4,377,646   1,844,395    (320,049)     1,524,346
The Emerging Markets Small Cap Series...   6,281,544   1,505,625    (789,195)       716,430

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FUTURES CONTRACTS: The Series noted below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2017, the following Series had outstanding futures contracts (dollar amounts in thousands):

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                          ----------------------- ---------- --------- -------- ----------- ----------
The U.S. Large Cap Value
  Series................. S&P 500 Emini Index(R)   06/16/17    1,432   $170,444   $1,386      $7,160
                                                                       --------   ------      ------
                                                                       $170,444   $1,386      $7,160
                                                                       ========   ======      ======

                                                EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                             DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                       ------------------------ ---------- --------- -------- ----------- ----------
The DFA International
  Value Series........ MINI MSCI EAFE Index(R)   06/16/17     381    $ 34,743   $1,626      $2,995
The DFA International
  Value Series........ S&P 500 Emini Index(R)    06/16/17     619      73,677      923       1,700
                                                                     --------   ------      ------
                                                                     $108,420   $2,549      $4,695
                                                                     ========   ======      ======

                                               EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                            DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      ------------------------ ---------- --------- -------- ----------- ----------
The Emerging Markets
  Series............. MINI MSCI EAFE Index(R)   06/16/17     559    $27,363    $1,208      $1,538
The Emerging Markets
  Series............. S&P 500 Emini Index(R)    06/16/17     135     16,068       200         255
                                                                    -------    ------      ------
                                                                    $43,431    $1,408      $1,793
                                                                    =======    ======      ======

                                               EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                            DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      ------------------------ ---------- --------- -------- ----------- ----------
The Emerging Markets
  Small Cap Series... MINI MSCI EAFE Index(R)   06/16/17     650    $31,818    $  901      $1,818
The Emerging Markets
  Small Cap Series... S&P 500 Emini Index(R)    06/16/17     160     19,044       140         282
                                                                    -------    ------      ------
                                                                    $50,862    $1,041      $2,100
                                                                    =======    ======      ======

   3. FORWARD CURRENCY CONTRACTS: The International Equity Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk).

   The decision to hedge a Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2017, the International Equity Portfolios had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2017 (amounts in thousands):

                                                       FUTURES
                                                       --------
                The U.S. Large Cap Value Series....... $161,124
                The DFA International Value Series....   87,112
                The Emerging Markets Series...........   41,128
                The Emerging Markets Small Cap Series.   39,989

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of April 30, 2017:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE              ASSET DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Receivables: Futures
                                          Margin Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2017 (amounts in thousands):

                                                ASSET DERIVATIVES VALUE
                                               -------------------------
                                                TOTAL VALUE
                                                     AT         EQUITY
                                               APRIL 30, 2017 CONTRACTS*
        -                                      -------------- ----------
        The U.S. Large Cap Value Series.......     $1,386       $1,386
        The DFA International Value Series....      2,549        2,549
        The Emerging Markets Series...........      1,408        1,408
        The Emerging Markets Small Cap Series.      1,041        1,041

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2017:

           DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
           ---------------   --------------------------------------
           Equity contracts  Net Realized Gain (Loss) on: Futures
                             Change in Unrealized Appreciation
                               (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2017 (amounts in thousands):

                                                   REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                                   -----------------------
                                                                      EQUITY
                                                    TOTAL            CONTRACTS
                                                    -------          ---------
            The U.S. Large Cap Value Series....... $14,271            $14,271
            The DFA International Value Series....   8,027              8,027
            The Emerging Markets Series...........   2,422              2,422
            The Emerging Markets Small Cap Series.   3,170              3,170

                                                   CHANGE IN UNREALIZED
                                                   APPRECIATION (DEPRECIATION) ON
                                                      DERIVATIVES
                                                   -----------------------
                                                                      EQUITY
                                                    TOTAL            CONTRACTS
                                                    -------          ---------
            The U.S. Large Cap Value Series....... $ 5,258            $ 5,258
            The DFA International Value Series....   3,401              3,401
            The Emerging Markets Series...........   1,674              1,674
            The Emerging Markets Small Cap Series.     752                752

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the six months ended April 30, 2017, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                            AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                         INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                         ------------- ------------ ------------ -------- ---------------
The Japanese Small Company Series.......     1.16%       $25,222         1         $ 1        $25,222
The Asia Pacific Small Company Series...     1.30%           856         7          --          4,883
The Emerging Markets Series.............     1.66%         7,009         4           1          7,564
The Emerging Markets Small Cap Series...     1.16%        31,663         5           5         35,873

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2017, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order''), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the six months ended April 30, 2017.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2017, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2017, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

                                                                      REALIZED
PORTFOLIO                                          PURCHASES  SALES  GAIN (LOSS)
---------                                          --------- ------- -----------
The U.S. Large Cap Value Series................... $265,085  $95,910   $24,946
The DFA International Value Series................   69,722   26,653     3,611
The Japanese Small Company Series.................   10,372    5,027     1,664
The Asia Pacific Small Company Series.............   15,454   24,449    10,015
The Continental Small Company Series..............   20,078      413       226
The Canadian Small Company Series.................   28,182    3,735     1,778
The Emerging Markets Series.......................    3,304      584       (32)
The Emerging Markets Small Cap Series.............    1,567    2,795       (93)

J. SECURITIES LENDING:

   As of April 30, 2017, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. Government Agency Securities as follows (amounts in thousands):

                                                         MARKET
                                                         VALUE
                                                        --------
               The U.S. Large Cap Value Series......... $530,878
               The DFA International Value Series......   92,262
               The Japanese Small Company Series.......   18,295
               The Asia Pacific Small Company Series...   55,261
               The United Kingdom Small Company Series.    1,828
               The Continental Small Company Series....   16,574
               The Canadian Small Company Series.......    4,192
               The Emerging Markets Series.............  100,946
               The Emerging Markets Small Cap Series...  519,871

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                                             REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                           AS OF APRIL 30, 2017
                                         ---------------------------------------------------------
                                         OVERNIGHT AND            BETWEEN
                                          CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                         ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
Common Stocks, Rights/Warrants.......... $921,031,983     --         --         --    $921,031,983
THE DFA INTERNATIONAL VALUE SERIES
Common Stocks...........................  942,324,037     --         --         --     942,324,037
THE JAPANESE SMALL COMPANY SERIES
Common Stocks...........................  361,553,180     --         --         --     361,553,180
THE ASIA PACIFIC SMALL COMPANY SERIES
Common Stocks...........................  229,531,178     --         --         --     229,531,178
THE UNITED KINGDOM SMALL COMPANY SERIES
Common Stocks...........................  103,509,904     --         --         --     103,509,904
THE CONTINENTAL SMALL COMPANY SERIES
Common Stocks, Preferred Stocks, Rights/
  Warrants..............................  656,445,884     --         --         --     656,445,884
THE CANADIAN SMALL COMPANY SERIES
Common Stocks...........................  212,902,234     --         --         --     212,902,234
THE EMERGING MARKETS SERIES
Common Stocks, Preferred Stocks.........  206,409,543     --         --         --     206,409,543
THE EMERGING MARKETS SMALL CAP SERIES
Common Stocks, Rights/Warrants..........  572,784,566     --         --         --     572,784,566

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits").

The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                 SIX MONTHS ENDED APRIL 30, 2017
EXPENSE TABLES
                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         11/01/16  04/30/17    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,117.20    0.15%    $0.79
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              Consumer Discretionary.......................   9.8%
              Consumer Staples.............................   3.7%
              Energy.......................................  13.5%
              Financials...................................  29.5%
              Health Care..................................   0.5%
              Industrials..................................   9.5%
              Information Technology.......................   9.3%
              Materials....................................  16.6%
              Real Estate..................................   3.8%
              Telecommunication Services...................   2.1%
              Utilities....................................   1.7%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)


                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
COMMON STOCKS -- (93.3%)
BRAZIL -- (4.5%)
    Banco do Brasil SA..................................  10,075,902 $  104,281,086            0.6%
#*  Petroleo Brasileiro SA Sponsored ADR................  13,222,607    119,135,689            0.7%
#   Vale SA Sponsored ADR...............................  15,719,950    134,877,171            0.8%
    Other Securities....................................                480,811,721            2.5%
                                                                     --------------           -----
TOTAL BRAZIL............................................                839,105,667            4.6%
                                                                     --------------           -----

CHILE -- (1.5%)
    Other Securities....................................                270,178,358            1.5%
                                                                     --------------           -----

CHINA -- (15.6%)
    Agricultural Bank of China, Ltd. Class H............ 193,470,000     89,187,746            0.5%
    Bank of China, Ltd. Class H......................... 530,032,817    256,383,559            1.4%
    China Construction Bank Corp. Class H............... 692,941,101    562,434,840            3.1%
#   China Petroleum & Chemical Corp. ADR................   1,186,244     96,524,658            0.5%
    China Petroleum & Chemical Corp. Class H............ 113,079,575     91,826,660            0.5%
#   China Unicom Hong Kong, Ltd. ADR....................   7,214,458     93,643,665            0.5%
    CNOOC, Ltd..........................................  94,928,000    110,742,711            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 422,838,996    275,634,207            1.5%
    Other Securities....................................              1,327,183,029            7.4%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,903,561,075           16.0%
                                                                     --------------           -----

COLOMBIA -- (0.2%)
    Other Securities....................................                 37,369,397            0.2%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 45,438,831            0.3%
                                                                     --------------           -----

GREECE -- (0.0%)
    Other Securities....................................                  5,026,537            0.0%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                    657,362            0.0%
                                                                     --------------           -----

HUNGARY -- (0.4%)
    Other Securities....................................                 75,633,104            0.4%
                                                                     --------------           -----

INDIA -- (13.2%)
    Axis Bank, Ltd......................................  10,438,329     82,548,856            0.5%
    ICICI Bank, Ltd. Sponsored ADR......................  15,273,207    130,891,384            0.7%
    JSW Steel, Ltd......................................  21,000,680     65,028,399            0.4%
    Larsen & Toubro, Ltd................................   2,848,876     77,425,164            0.4%
    Reliance Industries, Ltd............................  18,507,130    400,807,236            2.2%
    Tata Motors, Ltd....................................  14,885,959    106,304,729            0.6%
    Other Securities....................................              1,589,470,223            8.7%
                                                                     --------------           -----
TOTAL INDIA.............................................              2,452,475,991           13.5%
                                                                     --------------           -----

INDONESIA -- (2.8%)
    Bank Mandiri Persero Tbk PT.........................  91,588,731     80,150,276            0.5%
    Other Securities....................................                445,358,921            2.4%
                                                                     --------------           -----
TOTAL INDONESIA.........................................                525,509,197            2.9%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
MALAYSIA -- (3.2%)
    Other Securities....................................             $  597,862,018            3.3%
                                                                     --------------           -----

MEXICO -- (4.5%)
*   Cemex S.A.B. de C.V. Sponsored ADR..................  12,864,884    118,614,231            0.7%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   1,385,477    124,748,349            0.7%
    Grupo Financiero Banorte S.A.B. de C.V. Class O.....  20,219,961    116,688,839            0.7%
    Grupo Mexico S.A.B. de C.V. Series B................  37,181,013    108,648,094            0.6%
    Other Securities....................................                361,580,642            1.9%
                                                                     --------------           -----
TOTAL MEXICO............................................                830,280,155            4.6%
                                                                     --------------           -----

PHILIPPINES -- (1.1%)
    Other Securities....................................                196,045,242            1.1%
                                                                     --------------           -----

POLAND -- (1.7%)
    Polski Koncern Naftowy Orlen SA.....................   2,865,816     85,646,571            0.5%
    Other Securities....................................                223,047,825            1.2%
                                                                     --------------           -----
TOTAL POLAND............................................                308,694,396            1.7%
                                                                     --------------           -----

RUSSIA -- (1.9%)
    Gazprom PJSC Sponsored ADR..........................  46,263,845    219,639,871            1.2%
    Lukoil PJSC Sponsored ADR...........................   1,526,223     75,756,583            0.4%
    Other Securities....................................                 57,956,629            0.3%
                                                                     --------------           -----
TOTAL RUSSIA............................................                353,353,083            1.9%
                                                                     --------------           -----

SOUTH AFRICA -- (6.6%)
    MTN Group, Ltd......................................  12,557,642    118,761,642            0.7%
#   Sasol, Ltd..........................................   4,145,981    127,052,974            0.7%
#   Standard Bank Group, Ltd............................  16,569,484    183,997,209            1.0%
#   Steinhoff International Holdings NV.................  24,951,223    126,929,236            0.7%
    Other Securities....................................                673,803,118            3.7%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,230,544,179            6.8%
                                                                     --------------           -----

SOUTH KOREA -- (15.9%)
    Hana Financial Group, Inc...........................   3,032,933    104,166,099            0.6%
    Hyundai Mobis Co., Ltd..............................     577,165    112,559,026            0.6%
    Hyundai Motor Co....................................   1,860,186    235,270,558            1.3%
#   KB Financial Group, Inc. ADR........................   2,938,163    127,721,945            0.7%
    Kia Motors Corp.....................................   3,369,529    103,144,562            0.6%
#   LG Electronics, Inc.................................   1,692,217    102,723,685            0.6%
    POSCO...............................................     567,616    134,004,439            0.8%
#   POSCO Sponsored ADR.................................   1,500,406     88,553,962            0.5%
    Shinhan Financial Group Co., Ltd....................   3,333,356    139,172,276            0.8%
    SK Innovation Co., Ltd..............................     879,496    131,946,353            0.7%
    Other Securities....................................              1,666,798,598            9.0%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              2,946,061,503           16.2%
                                                                     --------------           -----

TAIWAN -- (15.8%)
#   First Financial Holding Co., Ltd.................... 144,043,234     87,846,321            0.5%
#   Fubon Financial Holding Co., Ltd....................  85,935,471    134,525,353            0.8%
    Hon Hai Precision Industry Co., Ltd.................  26,120,240     85,495,761            0.5%
#   Innolux Corp........................................ 150,377,544     70,187,402            0.4%
#   Mega Financial Holding Co., Ltd..................... 127,434,796    102,304,284            0.6%
#   Pegatron Corp.......................................  25,738,998     75,803,396            0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          PERCENTAGE
                                              SHARES        VALUE++     OF NET ASSETS**
                                              ------        -------     ---------------
TAIWAN -- (Continued)
#     United Microelectronics Corp......... 214,984,681 $    85,938,229            0.5%
      Other Securities.....................               2,291,586,368           12.5%
                                                        ---------------          ------
TOTAL TAIWAN...............................               2,933,687,114           16.2%
                                                        ---------------          ------

THAILAND -- (2.9%)
      PTT PCL..............................  18,654,500     209,788,971            1.2%
      Other Securities.....................                 323,336,437            1.7%
                                                        ---------------          ------
TOTAL THAILAND.............................                 533,125,408            2.9%
                                                        ---------------          ------

TURKEY -- (1.3%)
      Other Securities.....................                 247,680,274            1.4%
                                                        ---------------          ------
TOTAL COMMON STOCKS........................              17,332,288,891           95.5%
                                                        ---------------          ------

PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
#*    Petroleo Brasileiro SA Sponsored ADR.  17,415,408     152,036,512            0.8%
      Vale SA..............................  21,243,518     175,754,882            1.0%
#     Vale SA Sponsored ADR................   9,567,563      78,549,692            0.4%
      Other Securities.....................                 148,725,568            0.9%
                                                        ---------------          ------
TOTAL BRAZIL...............................                 555,066,654            3.1%
                                                        ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities.....................                  16,006,778            0.1%
                                                        ---------------          ------

INDIA -- (0.0%)
      Other Securities.....................                   3,115,353            0.0%
                                                        ---------------          ------
TOTAL PREFERRED STOCKS.....................                 574,188,785            3.2%
                                                        ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.....................                      66,557            0.0%
                                                        ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities.....................                     666,601            0.0%
                                                        ---------------          ------

PHILIPPINES -- (0.0%)
      Other Securities.....................                      10,735            0.0%
                                                        ---------------          ------

TAIWAN -- (0.0%)
      Other Securities.....................                     559,297            0.0%
                                                        ---------------          ------
TOTAL RIGHTS/WARRANTS......................                   1,303,190            0.0%
                                                        ---------------          ------
TOTAL INVESTMENT SECURITIES................              17,907,780,866
                                                        ---------------

                                                            VALUE+
                                                -           ------
SECURITIES LENDING COLLATERAL -- (3.6%)
(S)@  DFA Short Term Investment Fund.......  58,485,898     676,857,303            3.7%
                                                        ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,425,494,539).................               $18,584,638,169          102.4%
                                                        ===============          ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  839,105,667              --   --    $   839,105,667
  Chile.......................     76,990,845 $   193,187,513   --        270,178,358
  China.......................    254,898,716   2,648,662,359   --      2,903,561,075
  Colombia....................     37,369,397              --   --         37,369,397
  Czech Republic..............             --      45,438,831   --         45,438,831
  Greece......................             --       5,026,537   --          5,026,537
  Hong Kong...................             --         657,362   --            657,362
  Hungary.....................             --      75,633,104   --         75,633,104
  India.......................    159,688,869   2,292,787,122   --      2,452,475,991
  Indonesia...................      2,902,682     522,606,515   --        525,509,197
  Malaysia....................        102,312     597,759,706   --        597,862,018
  Mexico......................    830,280,155              --   --        830,280,155
  Philippines.................             --     196,045,242   --        196,045,242
  Poland......................             --     308,694,396   --        308,694,396
  Russia......................     35,825,591     317,527,492   --        353,353,083
  South Africa................    123,948,223   1,106,595,956   --      1,230,544,179
  South Korea.................    331,918,753   2,614,142,750   --      2,946,061,503
  Taiwan......................     38,315,239   2,895,371,875   --      2,933,687,114
  Thailand....................    533,100,807          24,601   --        533,125,408
  Turkey......................             --     247,680,274   --        247,680,274
Preferred Stocks
  Brazil......................    555,066,654              --   --        555,066,654
  Colombia....................     16,006,778              --   --         16,006,778
  India.......................             --       3,115,353   --          3,115,353
Rights/Warrants
  Brazil......................             --          66,557   --             66,557
  Malaysia....................             --         666,601   --            666,601
  Philippines.................             --          10,735   --             10,735
  Taiwan......................             --         559,297   --            559,297
Securities Lending Collateral.             --     676,857,303   --        676,857,303
Futures Contracts**...........      2,820,931              --   --          2,820,931
                               -------------- ---------------   --    ---------------
TOTAL......................... $3,838,341,619 $14,749,117,481   --    $18,587,459,100
                               ============== ===============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $1,086,158 of securities on loan)*............................. $17,907,781
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $676,750).     676,857
Segregated Cash for Futures Contracts..........................................................       6,240
Foreign Currencies at Value....................................................................     180,229
Cash...........................................................................................      50,161
Receivables:
  Investment Securities Sold...................................................................      53,695
  Dividends, Interest and Tax Reclaims.........................................................      14,605
  Securities Lending Income....................................................................       2,578
Unrealized Gain on Foreign Currency Contracts..................................................           1
Prepaid Expenses and Other Assets..............................................................          18
                                                                                                -----------
     Total Assets..............................................................................  18,892,165
                                                                                                -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................................     676,726
  Investment Securities Purchased..............................................................      56,652
  Due to Advisor...............................................................................       1,482
  Futures Margin Variation.....................................................................         169
Unrealized Loss on Foreign Currency Contracts..................................................           2
Accrued Expenses and Other Liabilities.........................................................       1,475
                                                                                                -----------
     Total Liabilities.........................................................................     736,506
                                                                                                -----------
NET ASSETS..................................................................................... $18,155,659
                                                                                                ===========
Investments at Cost............................................................................ $16,748,744
                                                                                                ===========
Foreign Currencies at Cost..................................................................... $   180,333
                                                                                                ===========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

  INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $16,643)#......... $  137,131
    Income from Securities Lending................................     11,769
                                                                   ----------
       Total Investment Income....................................    148,900
                                                                   ----------
  EXPENSES
    Investment Management Fees....................................      8,431
    Accounting & Transfer Agent Fees..............................        413
    Custodian Fees................................................      3,530
    Shareholders' Reports.........................................         16
    Directors'/Trustees' Fees & Expenses..........................         81
    Professional Fees.............................................        282
    Other.........................................................        296
                                                                   ----------
       Total Expenses.............................................     13,049
                                                                   ----------
    Fees Paid Indirectly (Note C).................................       (160)
                                                                   ----------
    Net Expenses..................................................     12,889
                                                                   ----------
    NET INVESTMENT INCOME (LOSS)..................................    136,011
                                                                   ----------
  REALIZED AND UNREALIZED GAIN (LOSS)
    Net Realized Gain (Loss) on:
      Investment Securities Sold*.................................   (437,219)
      Futures.....................................................      8,492
      Foreign Currency Transactions...............................      3,631
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................  2,196,324
      Futures.....................................................      3,216
      Translation of Foreign Currency Denominated Amounts.........        (58)
                                                                   ----------
    NET REALIZED AND UNREALIZED GAIN (LOSS).......................  1,774,386
                                                                   ----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS. $1,910,397
                                                                   ==========

----------
* Net of foreign capital gain taxes withheld of $0.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                           DIMENSIONAL EMERGING
                                                                            MARKETS VALUE FUND
-                                                                        ------------------------
                                                                         SIX MONTHS       YEAR
                                                                            ENDED        ENDED
                                                                          APRIL 30,     OCT. 31,
                                                                            2017          2016
-                                                                        -----------  -----------
                                                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $   136,011  $   407,052
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    (437,219)     (88,448)
    Futures.............................................................       8,492       11,480
    Foreign Currency Transactions.......................................       3,631        3,764
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................   2,196,324    1,983,912
    Futures.............................................................       3,216         (395)
    Translation of Foreign Currency Denominated Amounts.................         (58)          48
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....   1,910,397    2,317,413
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................     510,972    1,192,055
  Withdrawals...........................................................    (913,217)  (1,950,019)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............    (402,245)    (757,964)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................   1,508,152    1,559,449
NET ASSETS
  Beginning of Period...................................................  16,647,507   15,088,058
  End of Period......................................................... $18,155,659  $16,647,507
                                                                         ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $0 and $145, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                              DIMENSIONAL EMERGING MARKETS VALUE FUND
                                         ---------------------------------------------------------------------------------
                                           SIX MONTHS        YEAR         YEAR          YEAR          YEAR         YEAR
                                             ENDED          ENDED        ENDED         ENDED         ENDED        ENDED
                                           APRIL 30,       OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                                              2017           2016         2015          2014          2013         2012
                                         ----------------------------------------------------------------------------------
                                         (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
Total Return............................       11.72%(D)       15.80%      (17.95)%       (1.09)%        8.43%        1.10%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $18,155,659     $16,647,507  $15,088,058   $18,927,517   $19,427,286  $16,884,322
Ratio of Expenses to Average Net Assets.        0.15%(E)        0.16%        0.15%         0.15%         0.16%        0.20%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).......        0.15%(E)        0.16%        0.15%         0.15%         0.16%        0.20%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.61%(E)        2.72%        2.54%         2.76%         2.32%        2.43%
Portfolio Turnover Rate.................           7%(D)          12%          14%           12%            6%           8%
---------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

See page 1 for Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies." The Fund consists of one series.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Fund.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses. At April 30, 2017, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $561 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund. For the six months ended April 30, 2017, the Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the six months ended April 30, 2017, expenses reduced were $160 (amount in thousands).

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid by the Fund to the CCO were $8 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, the Fund's transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands), were as follows:

                                                  PURCHASES    SALES
         -                                        ---------- ----------
         Dimensional Emerging Markets Value Fund. $1,219,041 $1,527,058

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    NET
                                                                                 UNREALIZED
                                          FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                          TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $17,425,495  $3,480,970  $(2,321,827)   $1,159,143

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2017, the Fund had the following outstanding futures contracts (dollar amounts in thousands):

                                               EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                            DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      ------------------------ ---------- --------- -------- ----------- ----------
Dimensional Emerging
  Markets Value Fund. MINI MSCI EAFE Index(R)   06/16/17     650    $ 31,818   $1,478      $3,269
Dimensional Emerging
  Markets Value Fund. S&P 500 Emini Index(R)    06/16/17     988     117,596    1,343       2,971
                                                                    --------   ------      ------
                                                                    $149,414   $2,821      $6,240
                                                                    ========   ======      ======

   Securities have been segregated as collateral for open futures contracts.

   3. FORWARD CURRENCY CONTRACTS: The Fund may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Fund's currency exposure with respect to a foreign market will be based primarily on the Fund's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Fund as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2017, the Fund had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2017:

                                                         FUTURES
                                                         -------
                Dimensional Emerging Markets Value Fund. $86,583

   The following is a summary of the location of derivatives on the Fund's Statements of Assets and Liabilities as of April 30, 2017:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE              ASSET DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Receivables: Futures
                                          Margin Variation

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of April 30, 2017 (amounts in thousands):

                                                 ASSET DERIVATIVES VALUE
                                                -------------------------
                                                 TOTAL VALUE
                                                      AT         EQUITY
                                                APRIL 30, 2017 CONTRACTS*
                                                -------------- ----------
       Dimensional Emerging Markets Value Fund.     $2,821....   $2,821

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Fund's Statements of Operations of realized and change in unrealized gains and losses from the Fund's derivative instrument holdings through the six months ended April 30, 2017:

    DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
    ---------------   --------------------------------------
    Equity contracts  Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                      Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2017 (amounts in thousands):

                                                    REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                                    -----------------------
                                                                       EQUITY
                                                    TOTAL             CONTRACTS
                                                      ------          ---------
           Dimensional Emerging Markets Value Fund. $8,492             $8,492

                                                    CHANGE IN UNREALIZED
                                                    APPRECIATION (DEPRECIATION) ON
                                                      DERIVATIVES
                                                    -----------------------
                                                                       EQUITY
                                                    TOTAL             CONTRACTS
                                                      ------          ---------
           Dimensional Emerging Markets Value Fund. $3,216             $3,216

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the six months ended April 30, 2017, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                       AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                    INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                    ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value
  Fund.............................     1.28%       $17,757         17        $10        $82,809

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2017, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Fund did not utilize the interfund lending program during the six months ended April 30, 2017.

H. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2017, if any, were executed by the Fund pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2017, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

                                                                 REALIZED
     PORTFOLIO                                PURCHASES  SALES  GAIN (LOSS)
     ---------                                --------- ------- -----------
     Dimensional Emerging Markets Value Fund.   $909    $17,110   $6,557

I. SECURITIES LENDING:

   As of April 30, 2017, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The non-cash collateral includes short and/or long term U.S. Treasuries and U.S. Government Agency Securities with a market value of $518,098 (amount in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount
(i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                   AS OF APRIL 30, 2017
                                 ---------------------------------------------------------
                                 OVERNIGHT AND            BETWEEN
                                  CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                 ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
DIMENSIONAL EMERGING MARKETS VALUE FUND
Common Stocks, Preferred Stocks. $676,857,303     --         --         --    $676,857,303

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 14-15, 2016 (the "Meeting"), the
Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment management agreements for each portfolio/series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043017-001S
 [LOGO]                                                              00194739

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2017 (Unaudited)

DFA Investment Dimensions Group Inc.
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Investment Grade Portfolio
DFA Diversified Fixed Income Portfolio
DFA LTIP Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Duration Real Return Portfolio
DFA Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2017

Dear Fellow Shareholder,

Thank you for trusting us with your savings. All of us at Dimensional are dedicated to helping you achieve your investment goals, a responsibility we do not take lightly.

We believe the scientific underpinning of our investment approach and our efficient implementation enables us to deliver portfolios with better outcomes. By offering consistent and well-diversified investment solutions across regions and asset classes, investors and the professionals advising them can more confidently create asset allocations that satisfy their desired profiles and long-term goals.

We live in an evolving world with new data, new trading technologies, and new client needs emerging all the time. Since our founding in 1981, Dimensional has been fully committed to being on the cutting edge of incorporating knowledge and technology for even better solutions -- always centered on investors' needs.

Sincerely,

              /s/                       /s/ Eduardo A. Repetto
              David Butler              Eduardo Repetto
              CO-CHIEF EXECUTIVE        CO-CHIEF EXECUTIVE
              OFFICER AND HEAD OF       OFFICER AND CO-CHIEF
              GLOBAL FINANCIAL ADVISOR  INVESTMENT OFFICER
              SERVICES

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
   LETTER TO SHAREHOLDERS
   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...........................   1
      Disclosure of Fund Expenses.......................................   3
      Disclosure of Portfolio Holdings..................................   7
      Schedules of Investments
          DFA One-Year Fixed Income Portfolio...........................   9
          DFA Two-Year Global Fixed Income Portfolio....................  14
          DFA Selectively Hedged Global Fixed Income Portfolio..........  19
          DFA Five-Year Global Fixed Income Portfolio...................  24
          DFA World ex U.S. Government Fixed Income Portfolio...........  28
          DFA Short-Term Government Portfolio...........................  30
          DFA Intermediate Government Fixed Income Portfolio............  31
          DFA Short-Term Extended Quality Portfolio.....................  33
          DFA Intermediate-Term Extended Quality Portfolio..............  42
          DFA Targeted Credit Portfolio.................................  49
          DFA Investment Grade Portfolio................................  57
          DFA Diversified Fixed Income Portfolio........................  72
          DFA LTIP Portfolio............................................  73
          DFA Inflation-Protected Securities Portfolio..................  74
          DFA Short-Duration Real Return Portfolio......................  75
          DFA Municipal Real Return Portfolio...........................  83
          DFA Municipal Bond Portfolio..................................  90
          DFA Short-Term Municipal Bond Portfolio.......................  98
          DFA Intermediate-Term Municipal Bond Portfolio................ 108
          DFA California Short-Term Municipal Bond Portfolio............ 120
          DFA California Intermediate-Term Municipal Bond Portfolio..... 127
          DFA NY Municipal Bond Portfolio............................... 134
      Statements of Assets and Liabilities.............................. 138
      Statements of Operations.......................................... 144
      Statements of Changes in Net Assets............................... 150
      Financial Highlights.............................................. 156
      Notes to Financial Statements..................................... 167
      Section 19(a) Notice.............................................. 192
   VOTING PROXIES ON FUND PORTFOLIO SECURITIES.......................... 194
   BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS................... 195

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Abbreviations
AGM              Assured Guaranty Municipal Corporation
AMBAC            American Municipal Bond Assurance Corporation
ASSURED GTY      Assured Guaranty
BAN              Bond Anticipation Notes
BAM              Build America Mutual Obligor
BHAC-CR          Berkshire Hathaway Assurance Corporation Custodial Receipts
CP               Certificate Participation
ETM              Escrowed to Maturity
FGIC             Federal Guaranty Insurance Corporation
GO               General Obligation
GO OF AUTH       General Obligation of Authority
GO OF DIST       General Obligation of District
GO OF UNIV       General Obligation of University
NATL-RE          Credit rating enhanced by guaranty or insurance from National Public Finance
                 Guarantee Corp.
NATL-RE FGIC     National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
P.L.C.           Public Limited Company
PSF-GTD          Public School Fund Guarantee
Q-SBLF           Qualified School Bond Loan Fund
RAN              Revenue Anticipation Notes
RB               Revenue Bond
RN               Revenue Note
SA               Special Assessment
SCH BD RES FD    School Board Resolution Fund
SCH BD GTY       School Bond Guaranty
SCSDE            South Carolina State Department of Education
SD CRED PROG     School District Credit Program
ST               Special Tax
ST AID WITHHLDG  State Aid Withholding
ST GTD           State Guaranteed
TRANS            Tax and Revenue Anticipation Notes
AUD              Australian Dollars
CAD              Canadian Dollars
DKK              Danish Krone
EUR              Euro
GBP              British Pounds
JPY              Japanese Yen
NOK              Norwegian Krone
SEK              Swedish Krona
SGD              Singapore Dollars
USD              United States Dollars

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

Investment Footnotes
+           See Note B to Financial Statements.
#           Total or Partial Securities on Loan.
^           Denominated in USD, unless otherwise noted.
@           Security purchased with cash proceeds from Securities on Loan.
(r)         The adjustable rate shown is effective as of April 30, 2017.
(currency)  Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date
            (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
##          Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
            Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
            Trustees.
^^^         Face Amount of security is not adjusted for inflation.
(S)         Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)         Computed using average shares outstanding.
(B)         Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
            Master/Underlying Fund(s).
(C)         Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)         Non-Annualized
(E)         Annualized
N/A         Does not apply to this fund.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--          Amounts designated as -- are either zero or rounded to zero.
SEC         Securities and Exchange Commission
(a)         Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED APRIL 30, 2017
 EXPENSE TABLES

                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       11/01/16  04/30/17    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  DFA ONE-YEAR FIXED INCOME PORTFOLIO
  -----------------------------------
  Actual Fund Return
   Institutional Class Shares......... $1,000.00 $1,003.70    0.17%    $0.84
  Hypothetical 5% Annual Return
   Institutional Class Shares......... $1,000.00 $1,023.95    0.17%    $0.85

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                      BEGINNING  ENDING              EXPENSES
                                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                        VALUE    VALUE     EXPENSE    DURING
                                                      11/01/16  04/30/17    RATIO*   PERIOD*
                                                      --------- --------- ---------- --------
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,004.30    0.17%    $0.84
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.95    0.17%    $0.85

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
----------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  999.60    0.17%    $0.84
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.95    0.17%    $0.85

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
-------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,000.60    0.27%    $1.34
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.46    0.27%    $1.35

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
---------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,001.20    0.19%    $0.94
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.85    0.19%    $0.95

DFA SHORT-TERM GOVERNMENT PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  997.90    0.19%    $0.94
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.85    0.19%    $0.95

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  985.00    0.12%    $0.59
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.20    0.12%    $0.60

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
-----------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,002.50    0.22%    $1.09
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.70    0.22%    $1.10

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  995.30    0.22%    $1.09
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.70    0.22%    $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              11/01/16  04/30/17    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
DFA TARGETED CREDIT PORTFOLIO
-----------------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $1,004.00    0.20%    $0.99
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,023.80    0.20%    $1.00

DFA INVESTMENT GRADE PORTFOLIO
------------------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $  994.40    0.22%    $1.09
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,023.70    0.22%    $1.10

DFA DIVERSIFIED FIXED INCOME PORTFOLIO**
----------------------------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $  994.40    0.15%    $0.74
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,024.05    0.15%    $0.75

DFA LTIP PORTFOLIO
------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $  966.80    0.15%    $0.73
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,024.05    0.15%    $0.75

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
--------------------------------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $  997.20    0.12%    $0.59
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,024.20    0.12%    $0.60

DFA SHORT-DURATION REAL RETURN PORTFOLIO
----------------------------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $1,007.20    0.24%    $1.19
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,023.60    0.24%    $1.20

DFA MUNICIPAL REAL RETURN PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $1,007.40    0.22%    $1.09
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,023.70    0.22%    $1.10

DFA MUNICIPAL BOND PORTFOLIO
----------------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $1,000.80    0.23%    $1.14
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,023.65    0.23%    $1.15

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                           BEGINNING  ENDING              EXPENSES
                                                            ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                             VALUE    VALUE     EXPENSE    DURING
                                                           11/01/16  04/30/17    RATIO*   PERIOD*
                                                           --------- --------- ---------- --------
DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
---------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,002.80    0.22%    $1.09
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.70    0.22%    $1.10

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
----------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  999.80    0.23%    $1.14
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.65    0.23%    $1.15

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,002.40    0.21%    $1.04
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.75    0.21%    $1.05

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
---------------------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  999.10    0.23%    $1.14
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.65    0.23%    $1.15

DFA NY MUNICIPAL BOND PORTFOLIO
-------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,002.10    0.25%    $1.24
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.55    0.25%    $1.25

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**DFA Diversified Fixed Income Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the Portfolio and the Portfolio's portion of the expenses of its Master Funds (Affiliated Investment Companies)

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO
              Corporate....................................  18.6%
              Government...................................  19.7%
              Foreign Corporate............................  26.2%
              Foreign Government...........................  28.3%
              Supranational................................   7.2%
                                                            -----
                                                            100.0%

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
              Corporate....................................  15.5%
              Government...................................  14.4%
              Foreign Corporate............................  24.9%
              Foreign Government...........................  36.9%
              Supranational................................   8.3%
                                                            -----
                                                            100.0%

              DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
              Corporate....................................  52.4%
              Government...................................  10.8%
              Foreign Corporate............................  25.6%
              Foreign Government...........................   8.1%
              Supranational................................   3.1%
                                                            -----
                                                            100.0%


                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
              Corporate....................................  34.0%
              Government...................................   0.3%
              Foreign Corporate............................  30.2%
              Foreign Government...........................  26.5%
              Supranational................................   9.0%
                                                            -----
                                                            100.0%

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
              Government...................................   4.9%
              Foreign Corporate............................   3.4%
              Foreign Government...........................  82.3%
              Supranational................................   9.4%
                                                            -----
                                                            100.0%

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO
              Government................................... 100.0%
                                                            -----
                                                            100.0%


              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
              Corporate....................................  53.2%
              Government...................................   2.1%
              Foreign Corporate............................  26.4%
              Foreign Government...........................  14.7%
              Supranational................................   3.6%
                                                            -----
                                                            100.0%

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
              Corporate....................................  73.6%
              Government...................................   5.8%
              Foreign Corporate............................  19.7%
              Foreign Government...........................   0.6%
              Supranational................................   0.3%
                                                            -----
                                                            100.0%


                         DFA TARGETED CREDIT PORTFOLIO
              Corporate....................................  77.3%
              Foreign Corporate............................  22.2%
              Foreign Government...........................   0.5%
                                                            -----
                                                            100.0%

                        DFA INVESTMENT GRADE PORTFOLIO
              Corporate....................................  45.1%
              Government...................................  42.8%
              Foreign Corporate............................  10.6%
              Foreign Government...........................   1.2%
              Supranational................................   0.3%
                                                            -----
                                                            100.0%

                    DFA DIVERSIFIED FIXED INCOME PORTFOLIO
              Affiliated Investment Companies..............  80.1%
              Government...................................  19.9%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                              DFA LTIP PORTFOLIO
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO
              Corporate....................................  54.0%
              Government...................................   5.7%
              Foreign Corporate............................  24.6%
              Foreign Government...........................  12.0%
              Supranational................................   3.7%
                                                            -----
                                                            100.0%


                      DFA MUNICIPAL REAL RETURN PORTFOLIO
              Muni Insured.................................   0.1%
              Muni G.O. Local..............................  54.3%
              Muni G.O. State..............................  25.8%
              Muni Revenue.................................  19.4%
              Muni Pre-Refunded............................   0.4%
                                                            -----
                                                            100.0%

                         DFA MUNICIPAL BOND PORTFOLIO
              Muni Insured.................................   0.2%
              Muni G.O. Local..............................  48.6%
              Muni G.O. State..............................  21.1%
              Muni Revenue.................................  21.7%
              Muni Pre-Refunded............................   8.4%
                                                            -----
                                                            100.0%

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
              Muni Insured.................................   0.9%
              Muni G.O. Local..............................  40.5%
              Muni G.O. State..............................  33.3%
              Muni Revenue.................................  20.2%
              Muni Pre-Refunded............................   5.1%
                                                            -----
                                                            100.0%

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
              Muni Insured.................................   0.5%
              Muni G.O. Local..............................  48.6%
              Muni G.O. State..............................  33.4%
              Muni Revenue.................................  15.8%
              Muni Pre-Refunded............................   1.7%
                                                            -----
                                                            100.0%

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
              Muni Insured.................................   2.2%
              Muni G.O. Local..............................  37.2%
              Muni G.O. State..............................  19.8%
              Muni Revenue.................................  20.3%
              Muni Pre-Refunded............................  20.5%
                                                            -----
                                                            100.0%

                DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND
                                   PORTFOLIO
              Muni Insured.................................   7.1%
              Muni G.O. Local..............................  41.5%
              Muni G.O. State..............................  19.9%
              Muni Revenue.................................  23.5%
              Muni Pre-Refunded............................   8.0%
                                                            -----
                                                            100.0%

                        DFA NY MUNICIPAL BOND PORTFOLIO
              Muni Insured.................................   0.8%
              Muni G.O. Local..............................  52.7%
              Muni G.O. State..............................   1.1%
              Muni Revenue.................................  31.9%
              Muni Pre-Refunded............................  13.5%
                                                            -----
                                                            100.0%

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                      FACE
                                                     AMOUNT     VALUE+
                                                     ------     ------
                                                     (000)
AGENCY OBLIGATIONS -- (7.0%)
Federal Home Loan Bank
       1.250%, 06/08/18............................. $15,000 $ 15,008,295
       0.625%, 08/07/18.............................  50,000   49,584,000
       0.875%, 10/01/18.............................  61,500   61,166,547
       1.750%, 12/14/18.............................  70,730   71,243,429
       1.250%, 01/16/19.............................  40,000   39,956,000
       1.375%, 03/18/19.............................   5,000    5,003,385
Federal Home Loan Mortgage Corp.
       0.875%, 10/12/18.............................  40,000   39,777,000
Federal National Mortgage Association
       1.875%, 09/18/18.............................  90,000   90,799,290
       1.125%, 10/19/18.............................  70,000   69,867,280
       1.125%, 12/14/18.............................  65,000   64,825,215
                                                             ------------
TOTAL AGENCY OBLIGATIONS............................          507,230,441
                                                             ------------

BONDS -- (68.5%)
African Development Bank
       1.625%, 10/02/18.............................   9,000    9,029,322
#      1.000%, 11/02/18.............................   6,550    6,510,314
Agence Francaise de Developpement
       1.625%, 10/04/17.............................  22,250   22,268,245
Apple, Inc.
       0.900%, 05/12/17.............................   7,445    7,444,948
       1.300%, 02/23/18.............................  22,000   22,002,508
#      1.000%, 05/03/18.............................  15,245   15,207,787
#      1.550%, 02/08/19.............................  23,884   23,921,617
Apple, Inc. Floating Rate Note
(r)    1.422%, 05/03/18.............................   9,771    9,792,584
(r)    1.118%, 02/08/19.............................  29,550   29,555,230
Asian Development Bank
       0.875%, 04/26/18.............................  19,000   18,935,172
       1.875%, 10/23/18.............................  10,000   10,076,190
Australia & New Zealand Banking Group, Ltd.
#      1.875%, 10/06/17.............................  29,800   29,871,043
       1.450%, 05/15/18.............................   3,501    3,492,983
       2.000%, 11/16/18.............................   9,282    9,309,438
Australia & New Zealand Banking Group, Ltd.
 Floating Rate Note
(r)##  1.787%, 11/16/18.............................  38,300   38,609,962
Bank Nederlandse Gemeenten NV
       1.375%, 09/27/17.............................  20,000   20,004,720
##     1.000%, 02/12/18.............................  31,130   31,065,156
       1.375%, 03/19/18.............................  15,500   15,501,690
##     1.125%, 05/25/18.............................  18,500   18,448,274
##     1.000%, 09/20/18.............................  24,500   24,343,666
       1.375%, 01/28/19.............................  45,000   44,836,425
##     1.500%, 02/15/19.............................  12,082   12,058,464

                                                      FACE
                                                     AMOUNT    VALUE+
                                                     ------    ------
                                                     (000)
       1.500%, 02/15/19............................. $ 3,600 $ 3,592,728
Bank of Montreal
       1.400%, 09/11/17.............................  32,500  32,506,435
       1.400%, 04/10/18.............................   5,000   4,997,845
       1.350%, 08/28/18.............................   4,000   3,985,736
Bank of Montreal Floating Rate Note
(r)    1.535%, 09/01/17.............................  48,700  48,780,891
(r)    1.755%, 04/09/18.............................  15,000  15,063,690
Bank of Nova Scotia (The)
#      1.300%, 07/21/17.............................  14,038  14,045,735
       2.050%, 10/30/18.............................  47,000  47,311,798
Bank of Nova Scotia (The) Floating Rate Note
(r)    1.590%, 06/11/18.............................   7,215   7,235,628
Berkshire Hathaway Finance Corp.
#      1.450%, 03/07/18.............................  16,900  16,921,615
Berkshire Hathaway Finance Corp. Floating Rate Note
(r)    1.456%, 01/12/18.............................  16,000  16,039,376
(r)    1.652%, 03/07/18.............................  68,782  69,131,619
Berkshire Hathaway, Inc.
#      1.550%, 02/09/18.............................  12,850  12,874,299
Berkshire Hathaway, Inc. Floating Rate Note
(r)    1.184%, 08/06/18.............................  10,747  10,762,024
Caisse d'Amortissement de la Dette Sociale
##     1.500%, 01/28/19.............................  20,000  19,971,620
       1.500%, 01/28/19.............................  36,512  36,425,394
Caisse d'Amortissement de la Dette Sociale Floating
 Rate Note
(r)##  1.511%, 03/15/18.............................  50,000  49,988,850
Caisse des Depots et Consignations
       1.125%, 11/13/17.............................   3,400   3,393,424
       1.250%, 06/04/18.............................  15,000  14,937,930
Chevron Corp.
       1.344%, 11/09/17.............................  59,725  59,762,029
       1.365%, 03/02/18.............................  58,737  58,707,866
       1.790%, 11/16/18.............................  19,867  19,967,646
#      1.686%, 02/28/19.............................  12,240  12,266,695
Chevron Corp. Floating Rate Note
(r)    1.537%, 05/16/18.............................  15,192  15,269,069
(r)    1.547%, 11/16/18.............................   5,000   5,033,365
(r)    1.183%, 02/28/19.............................  15,350  15,362,556
Cisco Systems, Inc.
       1.400%, 02/28/18.............................  57,271  57,329,932
       1.650%, 06/15/18.............................  28,914  28,998,169
       2.125%, 03/01/19.............................  16,250  16,417,700
Coca-Cola Co. (The)
       1.650%, 03/14/18.............................  11,185  11,216,452

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                      FACE
                                                     AMOUNT    VALUE+
                                                     ------    ------
                                                     (000)
Commonwealth Bank of Australia
       1.900%, 09/18/17............................. $17,227 $17,259,197
       1.625%, 03/12/18.............................   1,500   1,500,966
#      1.375%, 09/06/18.............................   7,000   6,961,577
##     1.375%, 09/06/18.............................  40,990  40,765,006
#      2.500%, 09/20/18.............................  57,978  58,656,690
       2.250%, 03/13/19.............................   7,400   7,450,831
Commonwealth Bank of Australia Floating Rate Note
(r)##  1.960%, 11/02/18.............................  11,950  12,045,050
(r)    2.191%, 03/15/19.............................   3,400   3,445,495
Cooperatieve Rabobank UA
       1.700%, 03/19/18.............................   9,900   9,914,098
       2.250%, 01/14/19.............................  37,115  37,376,104
Council Of Europe Development Bank
#      1.000%, 02/04/19.............................  12,000  11,890,212
Dexia Credit Local SA
       2.250%, 01/30/19.............................   9,706   9,740,757
Erste Abwicklungsanstalt
       1.000%, 10/13/17.............................   8,200   8,188,167
       1.250%, 03/15/18.............................  15,000  14,955,825
European Bank for Reconstruction & Development
       1.625%, 11/15/18.............................  60,761  60,941,399
European Investment Bank
#      5.125%, 05/30/17.............................   9,500   9,527,474
       1.000%, 03/15/18.............................  18,500  18,457,228
       1.125%, 08/15/18.............................  49,500  49,346,649
#      1.625%, 12/18/18.............................  10,000  10,029,560
       1.875%, 03/15/19.............................  68,900  69,351,019
       2.125%, 03/15/19.............................   8,872   8,966,824
European Investment Bank Floating Rate Note
(r)##  1.006%, 07/06/18.............................  50,000  49,982,400
Export Development Canada
#      1.500%, 10/03/18.............................  10,000  10,018,700
#      1.000%, 11/01/18.............................   9,000   8,952,579
Exxon Mobil Corp.
#      1.439%, 03/01/18.............................  84,390  84,477,090
       1.708%, 03/01/19.............................  21,000  21,050,799
Exxon Mobil Corp. Floating Rate Note
(r)    1.654%, 02/28/18.............................  19,109  19,214,615
(r)    1.105%, 03/01/18.............................  93,475  93,535,759
FMS Wertmanagement AoeR
       1.125%, 09/05/17.............................  12,053  12,052,277
       1.000%, 11/21/17.............................  23,965  23,938,567
General Electric Co.
#      5.625%, 09/15/17.............................  10,000  10,161,770
#      5.250%, 12/06/17.............................  38,610  39,507,451
       1.625%, 04/02/18.............................   8,500   8,528,390
       5.625%, 05/01/18.............................  71,827  74,788,499
#      2.300%, 01/14/19.............................   2,500   2,532,218
General Electric Co. Floating Rate Note
(r)    1.304%, 08/07/18.............................   5,000   5,010,460

                                                     FACE
                                                    AMOUNT     VALUE+
                                                    ------     ------
                                                    (000)
Inter-American Development Bank
     1.250%, 01/16/18............................. $ 42,331 $ 42,338,916
     0.875%, 03/15/18.............................   16,555   16,497,670
Inter-American Development Bank Floating Rate Note
(r)  1.031%, 11/26/18.............................   10,000    9,993,870
International Bank for Reconstruction &
 Development
     1.000%, 10/05/18.............................   22,000   21,892,046
     1.875%, 03/15/19.............................   50,000   50,375,950
International Business Machines Corp.
     1.250%, 02/08/18.............................   11,515   11,510,820
Japan Bank for International Cooperation
     1.125%, 07/19/17.............................   46,750   46,708,299
Japan Finance Organization for Municipalities
     1.500%, 09/12/17.............................   15,308   15,293,304
Kommunalbanken A.S.
     1.375%, 06/08/17.............................   18,300   18,305,069
     1.000%, 09/26/17.............................   20,500   20,482,288
     1.000%, 03/15/18.............................    6,000    5,982,450
##   1.000%, 03/15/18.............................    1,050    1,047,189
##   1.125%, 05/23/18.............................    1,700    1,695,228
     1.125%, 05/23/18.............................   14,500   14,459,748
     2.125%, 03/15/19.............................   74,836   75,562,283
Kommunekredit
     1.125%, 01/16/18.............................   11,700   11,683,994
     1.125%, 03/15/18.............................    3,778    3,770,399
     1.500%, 01/15/19.............................    4,000    3,997,520
Kommuninvest I Sverige AB
     1.000%, 10/24/17.............................   28,500   28,461,810
     1.000%, 01/29/18.............................   38,000   37,910,700
     1.125%, 10/09/18.............................   35,860   35,706,483
     1.000%, 11/13/18.............................   33,000   32,779,230
Kreditanstalt fuer Wiederaufbau
     1.000%, 09/07/18.............................   18,000   17,919,324
#    1.125%, 11/16/18.............................    6,000    5,974,638
     1.500%, 02/06/19.............................  147,290  147,414,018
#    1.875%, 04/01/19.............................   39,800   40,097,823
Landeskreditbank Baden- Wuerttemberg Foerderbank
     1.000%, 04/23/18.............................    8,750    8,720,110
     1.625%, 02/01/19.............................    8,125    8,139,251
Merck & Co., Inc. Floating Rate Note
(r)  1.412%, 05/18/18.............................   19,430   19,498,005
Microsoft Corp.
     1.300%, 11/03/18.............................   12,709   12,697,333
Municipality Finance P.L.C.
     1.125%, 04/17/18.............................   55,375   55,246,641
##   1.250%, 09/10/18.............................  104,500  104,226,941
     1.250%, 09/10/18.............................   48,520   48,393,217
     1.250%, 04/18/19.............................    1,750    1,736,245
National Australia Bank, Ltd.
     1.875%, 07/23/18.............................   20,180   20,229,401

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT     VALUE+
                                                       ------     ------
                                                       (000)
National Australia Bank, Ltd. Floating Rate Note
(r)##   1.793%, 07/23/18............................. $ 12,450 $ 12,510,383
(r)     1.793%, 07/23/18.............................    3,250    3,265,763
(r)     1.938%, 01/14/19.............................    2,500    2,518,470
Nederlandse Waterschapsbank NV
        1.250%, 09/18/17.............................   10,000    9,999,920
        1.250%, 01/16/18.............................   36,000   35,980,560
##      1.500%, 04/16/18.............................    4,200    4,204,654
        0.875%, 07/13/18.............................   10,000    9,936,160
###     1.500%, 01/23/19.............................   57,450   57,352,163
        1.875%, 03/13/19.............................   47,500   47,713,988
Nestle Holdings, Inc.
        1.375%, 06/21/17.............................   13,503   13,505,917
Nordea Bank AB
##      1.875%, 09/17/18.............................    3,118    3,118,112
        1.875%, 09/17/18.............................      982      982,035
Nordic Investment Bank
        1.125%, 03/19/18.............................   35,000   34,950,650
        0.875%, 09/27/18.............................    9,500    9,434,992
NRW Bank
        1.000%, 05/22/17.............................   10,000    9,999,440
        1.375%, 08/20/18.............................   25,000   24,956,375
        1.250%, 10/01/18.............................    4,954    4,934,982
Oesterreichische Kontrollbank AG
        1.125%, 05/29/18.............................   24,400   24,335,438
        1.625%, 03/12/19.............................    6,000    6,008,496
        1.125%, 04/26/19.............................    7,000    6,937,770
Ontario, Province of Canada
        3.150%, 12/15/17.............................   20,059   20,289,097
#       3.000%, 07/16/18.............................   15,060   15,336,050
        2.000%, 09/27/18.............................   61,780   62,199,301
        2.000%, 01/30/19.............................   10,000   10,070,210
Oracle Corp.
        2.375%, 01/15/19.............................    4,100    4,155,166
Pfizer, Inc.
#       1.200%, 06/01/18.............................  110,000  109,817,840
Precision Castparts Corp.
#       1.250%, 01/15/18.............................   10,000    9,991,480
Province of Ontario Canada
        1.100%, 10/25/17.............................   62,951   62,885,279
#       1.200%, 02/14/18.............................   45,500   45,445,309
Quebec, Province of Canada
#       4.625%, 05/14/18.............................   15,491   15,998,671
Royal Bank of Canada
#       1.400%, 10/13/17.............................   11,265   11,271,545
        1.500%, 06/07/18.............................   59,000   59,009,912
#       2.200%, 07/27/18.............................   33,318   33,559,456
        1.800%, 07/30/18.............................   11,915   11,938,210
        2.000%, 12/10/18.............................   11,635   11,679,923
Royal Bank of Canada Floating Rate Note
(r)     1.572%, 10/31/18.............................   45,000   45,097,740
(r)     1.605%, 01/10/19.............................    3,000    3,008,094
Sanofi
        1.250%, 04/10/18.............................    9,963    9,956,016

                                                     FACE
                                                    AMOUNT     VALUE+
                                                    ------     ------
                                                    (000)
Shell International Finance BV
#    1.125%, 08/21/17............................. $  1,930 $  1,930,176
     1.250%, 11/10/17.............................   20,088   20,069,057
#    1.900%, 08/10/18.............................   17,000   17,083,997
     1.625%, 11/10/18.............................   28,100   28,181,462
     2.000%, 11/15/18.............................   10,017   10,071,923
Shell International Finance BV Floating Rate Note
(r)  1.614%, 11/10/18.............................    5,560    5,597,486
State of North Rhine-Westphalia Germany
     1.125%, 11/21/17.............................   32,300   32,264,179
     1.250%, 02/20/18.............................    7,800    7,784,127
     1.375%, 01/30/19.............................    3,500    3,482,371
State of North Rhine-Westphalia Germany Floating
 Rate Note
(r)  1.223%, 11/23/18.............................  103,800  103,998,258
Statoil ASA
     1.250%, 11/09/17.............................    7,000    6,997,753
#    1.200%, 01/17/18.............................    5,170    5,157,551
#    1.150%, 05/15/18.............................    8,950    8,907,684
     1.950%, 11/08/18.............................   12,170   12,215,844
Svensk Exportkredit AB
     1.125%, 04/05/18.............................  101,060  100,809,169
Svenska Handelsbanken AB
#    2.500%, 01/25/19.............................   39,923   40,384,949
Swedbank AB
##   2.375%, 02/27/19.............................   15,000   15,104,415
Toronto-Dominion Bank (The)
     1.625%, 03/13/18.............................   14,300   14,319,076
#    1.400%, 04/30/18.............................   86,471   86,403,466
     1.750%, 07/23/18.............................   11,785   11,807,285
#    1.450%, 09/06/18.............................   28,000   27,953,184
#    2.625%, 09/10/18.............................   29,926   30,321,921
     1.950%, 01/22/19.............................   19,548   19,632,956
Toronto-Dominion Bank (The) Floating Rate Note
(r)  1.993%, 01/22/19.............................    5,000    5,050,350
Total Capital International SA
     1.550%, 06/28/17.............................    8,180    8,183,730
#    2.125%, 01/10/19.............................   13,000   13,106,990
Total Capital SA
     2.125%, 08/10/18.............................    6,000    6,048,126
Toyota Motor Credit Corp.
     1.250%, 10/05/17.............................   12,825   12,826,796
#    1.200%, 04/06/18.............................    6,254    6,245,957
#    1.550%, 07/13/18.............................    3,450    3,451,290
     2.000%, 10/24/18.............................    8,865    8,922,809
#    1.700%, 01/09/19.............................   38,151   38,204,526
     2.100%, 01/17/19.............................    6,500    6,551,331
     1.700%, 02/19/19.............................    9,318    9,329,778
Toyota Motor Credit Corp. Floating Rate Note
(r)  1.530%, 04/06/18.............................   15,500   15,546,934
(r)  1.615%, 07/13/18.............................    1,995    2,004,386
(r)  1.269%, 08/15/18.............................   30,000   30,051,390
(r)  1.415%, 01/09/19.............................   22,158   22,216,608

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT      VALUE+
                                                      ------      ------
                                                      (000)
USAA Capital Corp. Floating Rate Note
(r)##  1.400%, 02/01/19............................. $ 25,000 $   24,996,700
Wal-Mart Stores, Inc.
#      1.125%, 04/11/18.............................   37,000     36,951,826
Westpac Banking Corp.
       1.550%, 05/25/18.............................   19,107     19,118,789
       2.250%, 07/30/18.............................   19,869     20,008,302
       1.950%, 11/23/18.............................    5,252      5,260,508
       2.250%, 01/17/19.............................   79,463     79,958,213
Westpac Banking Corp. Floating Rate Note
(r)    1.425%, 12/01/17.............................   15,277     15,302,757
(r)    1.912%, 07/30/18.............................   46,084     46,379,306
#(r)   1.793%, 11/23/18.............................   18,404     18,545,637
                                                              --------------
TOTAL BONDS.........................................           5,006,950,664
                                                              --------------

U.S. TREASURY OBLIGATIONS -- (9.0%)
U.S. Treasury Notes
       1.250%, 11/15/18.............................  118,700    118,741,782
       1.250%, 11/30/18.............................  185,000    185,086,765
       1.250%, 12/15/18.............................   70,000     70,024,640
       1.375%, 12/31/18.............................  115,000    115,247,020
       1.125%, 01/15/19.............................   35,000     34,937,105
       1.250%, 01/31/19.............................  120,000    120,009,360
       1.500%, 02/28/19.............................   15,000     15,066,210
                                                              --------------
TOTAL U.S. TREASURY OBLIGATIONS.....................             659,112,882
                                                              --------------

CERTIFICATES OF DEPOSIT -- (4.2%)
Bank of Montreal
       1.427%, 06/16/17.............................   74,000     74,043,364
       1.837%, 03/16/18.............................   26,000     25,994,150
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
       1.537%, 08/16/17.............................   30,000     30,048,420
Nordea Bank AB
       1.442%, 03/07/19.............................  100,000     99,963,500
       1.435%, 04/10/19.............................   37,000     36,985,829
Royal Bank of Canada
       1.856%, 03/22/18.............................   40,000     40,059,760
                                                              --------------
TOTAL CERTIFICATES OF DEPOSIT.......................             307,095,023
                                                              --------------
TOTAL INVESTMENT SECURITIES.........................           6,480,389,010
                                                              --------------

COMMERCIAL PAPER -- (9.5%)
Apple, Inc.
##     0.920%, 07/10/17.............................   10,000      9,982,216
Bank of Nova Scotia (The)
       1.434%, 02/28/19.............................   75,000     74,972,850
Banque et Caisse d'Epargne de l'Etat
       0.820%, 05/19/17.............................   23,000     22,988,891

                                                       FACE
                                                      AMOUNT        VALUE+
                                                      ------        ------
                                                      (000)
Caisse des Depots et Consignations
##    1.070%, 06/13/17............................. $    50,000 $   49,938,731
##    1.050%, 06/16/17.............................      20,000     19,973,594
##    1.110%, 06/20/17.............................      25,000     24,963,783
CPPIB Capital, Inc.
##    0.850%, 05/10/17.............................      75,000     74,979,600
Nordea Bank Finland NY
      1.610%, 05/02/18.............................      40,000     39,970,600
Nordea Bank Finland P.L.C.
      1.484%, 11/07/18.............................      20,000     19,994,000
NRW Bank
##    1.060%, 06/21/17.............................      50,000     49,922,975
PSP Capital, Inc.
##    0.880%, 05/10/17.............................      40,000     39,989,120
##    0.930%, 06/08/17.............................      25,300     25,275,278
##    1.020%, 07/10/17.............................      29,500     29,444,966
Svensk Exportkredit AB
      1.180%, 08/18/17.............................      30,000     29,906,293
Svenska Handelsbanken AB
##    0.950%, 05/31/17.............................      30,000     29,974,343
      1.439%, 02/12/19.............................     149,500    149,447,675
                                                                --------------
TOTAL COMMERCIAL PAPER.............................                691,724,915
                                                                --------------

                                                      SHARES
                                                      ------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government
       Money Market Fund, 0.680%...................  60,078,048     60,078,048
                                                                --------------

SECURITIES LENDING COLLATERAL -- (1.0%)
(S)@  DFA Short Term Investment Fund...............   6,572,962     76,068,886
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,313,344,151)............................              $7,308,260,859
                                                                ==============

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Agency Obligations............          -- $  507,230,441   --    $  507,230,441
Bonds.........................          --  5,006,950,664   --     5,006,950,664
U.S. Treasury Obligations.....          --    659,112,882   --       659,112,882
Certificates of Deposit.......          --    307,095,023   --       307,095,023
Commercial Paper..............          --    691,724,915   --       691,724,915
Temporary Cash Investments.... $60,078,048             --   --        60,078,048
Securities Lending Collateral.          --     76,068,886   --        76,068,886
                               ----------- --------------   --    --------------
TOTAL......................... $60,078,048 $7,248,182,811   --    $7,308,260,859
                               =========== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                     FACE
                                                    AMOUNT^    VALUE+
                                                    -------    ------
                                                     (000)
BONDS -- (84.3%)
AUSTRALIA -- (6.3%)
Australia & New Zealand Banking Group, Ltd.
#   1.875%, 10/06/17.............................    15,140 $ 15,176,094
    1.500%, 01/16/18.............................     1,950    1,948,467
    2.000%, 11/16/18.............................    15,063   15,107,526
Commonwealth Bank of Australia
    1.400%, 09/08/17.............................     6,990    6,993,236
    1.900%, 09/18/17.............................    13,298   13,322,854
##  1.375%, 09/06/18.............................    30,114   29,948,704
    2.500%, 09/20/18.............................    19,674   19,904,304
    1.750%, 11/02/18.............................    15,130   15,123,676
    5.000%, 10/15/19.............................    19,000   20,287,383
##  2.250%, 03/10/20.............................    10,000   10,039,480
National Australia Bank, Ltd.
    1.875%, 07/23/18.............................     5,800    5,814,199
    2.300%, 07/25/18.............................     5,300    5,338,160
    2.250%, 07/01/19.............................    11,820   11,886,015
##  2.400%, 12/09/19.............................     2,492    2,506,302
Westpac Banking Corp.
    2.000%, 08/14/17.............................     2,565    2,569,658
    1.500%, 12/01/17.............................     5,644    5,644,598
    1.600%, 01/12/18.............................     1,000    1,000,366
    1.550%, 05/25/18.............................    17,211   17,221,619
    2.250%, 07/30/18.............................    21,369   21,518,818
    1.950%, 11/23/18.............................     1,516    1,518,456
    2.250%, 01/17/19.............................    84,010   84,533,550
    2.150%, 03/06/20.............................     5,000    5,020,030
                                                            ------------
TOTAL AUSTRALIA..................................            312,423,495
                                                            ------------

AUSTRIA -- (1.8%)
Oesterreichische Kontrollbank AG
    1.125%, 05/29/18.............................    17,500   17,453,695
    1.125%, 04/26/19.............................    18,000   17,839,980
    1.750%, 01/24/20.............................    32,380   32,427,080
    1.375%, 02/10/20.............................    24,660   24,441,636
                                                            ------------
TOTAL AUSTRIA....................................             92,162,391
                                                            ------------

BELGIUM -- (0.2%)
Dexia Credit Local SA
    2.250%, 01/30/19.............................    10,944   10,983,190
                                                            ------------

CANADA -- (13.8%)
Alberta, Province of Canada
    1.900%, 12/06/19.............................    16,600   16,648,920
Bank of Montreal
    1.400%, 09/11/17.............................    23,200   23,204,594
#   1.400%, 04/10/18.............................     5,500    5,497,629
    1.800%, 07/31/18.............................     7,575    7,590,461
    1.350%, 08/28/18.............................    49,115   48,939,856
    2.100%, 12/12/19.............................     6,015    6,044,931

                                                     FACE
                                                    AMOUNT^    VALUE+
                                                    -------    ------
                                                     (000)
CANADA -- (Continued)
Bank of Nova Scotia (The)
    2.050%, 10/30/18.............................    54,555 $ 54,916,918
    1.950%, 01/15/19.............................    14,363   14,408,445
    2.050%, 06/05/19.............................    10,000   10,031,770
    1.650%, 06/14/19.............................    15,000   14,933,340
Export Development Canada
    1.500%, 10/03/18.............................    33,700   33,763,019
    1.000%, 11/01/18.............................     5,475    5,446,152
    1.250%, 02/04/19.............................     5,000    4,986,855
Ontario, Province of Canada
    3.000%, 07/16/18.............................    21,910   22,311,610
    2.000%, 09/27/18.............................    12,000   12,081,444
    1.625%, 01/18/19.............................    67,683   67,718,195
    2.000%, 01/30/19.............................    33,500   33,735,203
Province of Ontario Canada
    4.000%, 10/07/19.............................     4,500    4,741,339
Quebec, Province of Canada
    4.625%, 05/14/18.............................    10,792   11,145,675
Royal Bank of Canada
    1.500%, 06/07/18.............................    26,085   26,089,382
    2.200%, 07/27/18.............................    16,375   16,493,670
    1.800%, 07/30/18.............................    14,708   14,736,651
    2.000%, 12/10/18.............................     5,765    5,787,259
    2.150%, 03/15/19.............................    10,000   10,058,740
    1.625%, 04/15/19.............................    13,259   13,199,441
    2.125%, 03/02/20.............................    38,000   38,111,340
    2.150%, 03/06/20.............................    18,715   18,768,993
Toronto-Dominion Bank (The)
    1.625%, 03/13/18.............................     1,296    1,297,685
    1.400%, 04/30/18.............................    20,644   20,627,877
    1.750%, 07/23/18.............................    14,066   14,092,599
    1.450%, 09/06/18.............................    33,820   33,763,453
    2.625%, 09/10/18.............................    23,871   24,186,813
    1.950%, 01/22/19.............................    37,362   37,524,375
    2.250%, 11/05/19.............................    15,000   15,111,945
                                                            ------------
TOTAL CANADA.....................................            687,996,579
                                                            ------------

DENMARK -- (1.5%)
Kommunekredit
    1.250%, 08/27/18.............................    54,500   54,354,648
    1.500%, 01/15/19.............................    10,000    9,993,800
Nordea Bank AB
##  1.625%, 05/15/18.............................     5,741    5,739,404
    2.375%, 04/04/19.............................     6,986    7,037,606
                                                            ------------
TOTAL DENMARK....................................             77,125,458
                                                            ------------

FINLAND -- (2.4%)
Municipality Finance P.L.C.
    1.125%, 04/17/18.............................    72,200   72,032,640
    1.250%, 09/10/18.............................    10,280   10,253,138
##  1.250%, 09/10/18.............................    28,800   28,724,746
    1.500%, 03/23/20.............................     7,944    7,883,435
                                                            ------------
TOTAL FINLAND....................................            118,893,959
                                                            ------------

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^    VALUE+
                                                    -------    ------
                                                     (000)
FRANCE -- (4.0%)
Agence Francaise de Developpement
    1.625%, 01/21/20.............................    70,000 $ 69,461,140
Caisse d'Amortissement de la Dette Sociale
    1.500%, 01/28/19.............................    52,018   51,894,613
##  1.500%, 01/28/19.............................    24,000   23,965,944
    1.875%, 01/13/20.............................     1,200    1,202,857
Caisse des Depots et Consignations
    1.125%, 11/13/17.............................     3,200    3,193,811
    1.500%, 11/13/18.............................    12,600   12,572,481
Sanofi
    1.250%, 04/10/18.............................    11,638   11,629,842
Total Capital Canada, Ltd.
    1.450%, 01/15/18.............................     2,638    2,636,921
Total Capital International SA
    2.125%, 01/10/19.............................    19,912   20,075,876
    2.100%, 06/19/19.............................     1,200    1,207,732
Total Capital SA
    2.125%, 08/10/18.............................     1,699    1,712,628
                                                            ------------
TOTAL FRANCE.....................................            199,553,845
                                                            ------------

GERMANY -- (6.7%)
Erste Abwicklungsanstalt
    1.125%, 02/12/18.............................    37,000   36,863,174
    1.250%, 03/15/18.............................     9,200    9,172,906
    1.625%, 02/21/19.............................    23,800   23,735,240
FMS Wertmanagement AoeR
    1.625%, 11/20/18.............................    20,000   20,059,700
    1.750%, 01/24/20.............................    24,450   24,532,005
Kreditanstalt fuer Wiederaufbau
    1.000%, 09/07/18.............................    78,800   78,446,818
    1.125%, 11/16/18.............................    39,000   38,835,147
    1.500%, 02/06/19.............................    28,250   28,273,787
Landeskreditbank Baden- Wuerttemberg Foerderbank
    1.000%, 04/23/18.............................     4,400    4,384,970
    1.625%, 02/01/19.............................     8,125    8,139,251
Landwirtschaftliche Rentenbank
    1.875%, 09/17/18.............................    10,000   10,067,460
NRW Bank
    1.375%, 08/20/18.............................    25,019   24,975,342
    1.250%, 10/01/18.............................    13,463   13,411,316
State of North Rhine-Westphalia
    1.625%, 01/22/20.............................     8,800    8,749,171
State of North Rhine-Westphalia Germany
    1.250%, 02/20/18.............................     6,200    6,187,383
                                                            ------------
TOTAL GERMANY....................................            335,833,670
                                                            ------------

JAPAN -- (4.1%)
Japan Bank for International Cooperation
    1.125%, 07/19/17.............................    68,600   68,538,809

                                                      FACE
                                                     AMOUNT^    VALUE+
                                                     -------    ------
                                                      (000)
JAPAN -- (Continued)
Japan Finance Organization for Municipalities
     1.500%, 09/12/17.............................    14,090 $ 14,076,474
Toyota Motor Credit Corp.
     1.250%, 10/05/17.............................     6,157    6,157,862
     1.375%, 01/10/18.............................     9,933    9,931,748
     1.450%, 01/12/18.............................    16,166   16,190,249
     1.200%, 04/06/18.............................     7,043    7,033,943
     2.000%, 10/24/18.............................    15,349   15,449,091
     1.700%, 01/09/19.............................    36,677   36,728,458
     2.100%, 01/17/19.............................     4,859    4,897,371
     1.700%, 02/19/19.............................    26,967   27,001,086
                                                             ------------
TOTAL JAPAN.......................................            206,005,091
                                                             ------------

NETHERLANDS -- (9.8%)
Bank Nederlandse Gemeenten NV
     1.375%, 03/19/18.............................     6,198    6,198,676
##   1.125%, 05/25/18.............................    20,000   19,944,080
##   1.000%, 09/20/18.............................     5,000    4,968,095
     1.375%, 01/28/19.............................    39,000   38,858,235
##   1.375%, 01/28/19.............................     5,000    4,981,825
     1.500%, 02/15/19.............................    12,400   12,374,952
##   1.500%, 02/15/19.............................    12,000   11,976,624
     1.750%, 03/24/20.............................    47,892   47,801,963
Cooperatieve Rabobank UA
     1.700%, 03/19/18.............................    23,878   23,912,002
     2.250%, 01/14/19.............................    63,136   63,580,162
     2.250%, 01/14/20.............................     4,075    4,099,369
Nederlandse Waterschapsbank NV
     0.875%, 07/13/18.............................     3,780    3,755,868
###  1.500%, 01/23/19.............................    39,600   39,532,561
     1.875%, 03/13/19.............................    78,500   78,853,643
     1.625%, 03/04/20.............................    20,949   20,837,090
Shell International Finance BV
     1.250%, 11/10/17.............................    20,160   20,140,989
     1.900%, 08/10/18.............................    43,230   43,443,599
     1.625%, 11/10/18.............................    35,943   36,047,199
     2.000%, 11/15/18.............................    10,616   10,674,208
                                                             ------------
TOTAL NETHERLANDS.................................            491,981,140
                                                             ------------

NORWAY -- (4.0%)
Kommunalbanken A.S.
     1.125%, 05/23/18.............................    43,450   43,329,383
     2.125%, 03/15/19.............................   101,838  102,826,338
Statoil ASA
     3.125%, 08/17/17.............................     1,444    1,451,784
     1.250%, 11/09/17.............................     6,000    5,998,074
     1.200%, 01/17/18.............................     2,170    2,164,775
#    1.150%, 05/15/18.............................    10,268   10,219,453
     1.950%, 11/08/18.............................     5,066    5,085,083
     2.250%, 11/08/19.............................    28,865   29,049,130
                                                             ------------
TOTAL NORWAY......................................            200,124,020
                                                             ------------

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
SINGAPORE -- (1.2%)
Singapore Government Bond
    4.000%, 09/01/18............................. SGD  60,500 $ 44,978,241
    2.500%, 06/01/19............................. SGD  10,000    7,346,670
    1.625%, 10/01/19............................. SGD   7,000    5,052,285
                                                              ------------
TOTAL SINGAPORE..................................               57,377,196
                                                              ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.2%)
African Development Bank
    1.625%, 10/02/18.............................      29,536   29,632,228
    1.000%, 11/02/18.............................      17,750   17,642,453
Asian Development Bank
    1.875%, 10/23/18.............................       5,500    5,541,905
    1.375%, 01/15/19.............................      13,377   13,368,787
Council Of Europe Development Bank
    1.000%, 02/04/19.............................      21,635   21,437,061
    1.625%, 03/10/20.............................      45,000   44,903,475
European Bank for Reconstruction & Development
    1.625%, 11/15/18.............................      98,874   99,167,557
European Investment Bank
    1.000%, 06/15/18.............................       1,200    1,195,303
    1.125%, 08/15/18.............................      21,500   21,433,393
    1.625%, 12/18/18.............................      32,700   32,796,661
    1.250%, 12/16/19.............................      24,000   23,790,648
    1.625%, 03/16/20.............................      67,750   67,500,883
International Bank for Reconstruction &
 Development
    1.000%, 10/05/18.............................      22,000   21,892,046
Nordic Investment Bank
    0.875%, 09/27/18.............................      10,000    9,931,570
                                                              ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              410,233,970
                                                              ------------

SWEDEN -- (5.5%)
Kommuninvest I Sverige AB
    1.125%, 10/09/18.............................      54,000   53,768,826
    1.000%, 11/13/18.............................      14,000   13,906,340
    1.500%, 01/22/19.............................       4,000    3,995,508
    2.000%, 11/12/19.............................      38,000   38,320,758
    1.750%, 03/19/20.............................      35,260   35,284,118
Svensk Exportkredit AB
    1.125%, 04/05/18.............................      15,935   15,895,449
    1.250%, 04/12/19.............................       8,645    8,579,627
Svenska Handelsbanken AB
    1.875%, 08/29/17............................. GBP   6,154    8,005,886
    1.625%, 03/21/18.............................      15,592   15,581,647
    2.500%, 01/25/19.............................      62,987   63,715,823
    2.250%, 06/17/19.............................       4,963    4,993,369
    1.500%, 09/06/19.............................       7,185    7,105,081

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
SWEDEN -- (Continued)
Swedbank AB
##  2.375%, 02/27/19.............................       7,579 $  7,631,757
                                                              ------------
TOTAL SWEDEN.....................................              276,784,189
                                                              ------------

UNITED KINGDOM -- (1.9%)
Network Rail Infrastructure Finance P.L.C.
    1.750%, 01/24/19.............................      24,333   24,396,509
Network Rail Infrastructure Finance P.L.C.
    0.875%, 05/15/18.............................      69,000   68,618,913
                                                              ------------
TOTAL UNITED KINGDOM.............................               93,015,422
                                                              ------------

UNITED STATES -- (12.9%)
Apple, Inc.
    1.550%, 02/08/19............................. $    18,928   18,957,812
    1.550%, 02/07/20.............................       9,900    9,868,944
    1.900%, 02/07/20.............................      15,000   15,081,645
Berkshire Hathaway Finance Corp.
    1.450%, 03/07/18.............................      15,205   15,224,447
    1.300%, 05/15/18.............................       3,630    3,625,230
    5.400%, 05/15/18.............................       4,400    4,580,330
Berkshire Hathaway, Inc.
    1.150%, 08/15/18.............................       2,073    2,066,605
    2.100%, 08/14/19.............................       3,909    3,941,679
Chevron Corp.
    1.345%, 11/15/17.............................       5,135    5,135,447
    1.365%, 03/02/18.............................      70,868   70,832,849
    1.790%, 11/16/18.............................       8,900    8,945,087
    1.686%, 02/28/19.............................       9,670    9,691,090
    2.193%, 11/15/19.............................      31,566   31,851,704
    1.961%, 03/03/20.............................       4,150    4,159,694
    1.991%, 03/03/20.............................      11,750   11,804,273
Cisco Systems, Inc.
    1.400%, 02/28/18.............................       9,616    9,625,895
    1.650%, 06/15/18.............................      46,249   46,383,631
    2.125%, 03/01/19.............................       4,000    4,041,280
    1.400%, 09/20/19.............................       2,700    2,682,509
    4.450%, 01/15/20.............................      28,254   30,216,721
Coca-Cola Co. (The)
    1.650%, 03/14/18.............................       3,480    3,489,786
    1.150%, 04/01/18.............................       5,826    5,816,941
Exxon Mobil Corp.
    1.439%, 03/01/18.............................      54,100   54,155,831
    1.305%, 03/06/18.............................       6,123    6,122,816
    1.708%, 03/01/19.............................      21,492   21,543,989
    1.912%, 03/06/20.............................      19,700   19,809,631
General Electric Co.
    1.625%, 04/02/18.............................       1,500    1,505,010
    5.625%, 05/01/18.............................      50,396   52,473,878
Merck & Co., Inc.
    1.850%, 02/10/20.............................      15,000   15,081,240
Microsoft Corp.
    1.300%, 11/03/18.............................       8,209    8,201,464
    1.850%, 02/06/20.............................      12,000   12,042,756
    1.850%, 02/12/20.............................      14,000   14,038,500

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      -------     ------
                                                       (000)
UNITED STATES -- (Continued)
Oracle Corp.
    2.375%, 01/15/19............................. $     4,100 $    4,155,166
Pfizer, Inc.
    1.200%, 06/01/18.............................      85,210     85,068,892
    2.100%, 05/15/19.............................       6,686      6,747,016
Precision Castparts Corp.
    1.250%, 01/15/18.............................       7,978      7,971,203
Toyota Motor Credit Corp.
    2.150%, 03/12/20.............................      14,816     14,921,253
Wal-Mart Stores, Inc.
    1.950%, 12/15/18.............................       1,371      1,381,669
                                                              --------------
TOTAL UNITED STATES..............................                643,243,913
                                                              --------------
TOTAL BONDS......................................              4,213,737,528
                                                              --------------

AGENCY OBLIGATIONS -- (8.4%)
Federal Home Loan Bank
    1.750%, 12/14/18.............................      63,500     63,960,946
    1.250%, 01/16/19.............................      90,000     89,901,000
    1.500%, 03/08/19.............................       5,000      5,012,295
#   1.375%, 03/18/19.............................      95,000     95,064,315
#   1.875%, 03/13/20.............................      24,000     24,201,240
Federal Home Loan Mortgage Corporation
    3.750%, 03/27/19.............................      25,000     26,135,875
Federal National Mortgage Association
    1.625%, 11/27/18.............................      25,000     25,136,800
    1.125%, 12/14/18.............................      49,500     49,366,895
#   1.500%, 02/28/20.............................      42,000     41,955,018
                                                              --------------
TOTAL AGENCY OBLIGATIONS.........................                420,734,384
                                                              --------------

U.S. TREASURY OBLIGATIONS -- (5.9%)
U.S. Treasury Notes
    1.250%, 12/15/18.............................      10,000     10,003,520
    1.375%, 12/31/18.............................      62,000     62,133,176
    1.125%, 01/15/19.............................      96,000     95,827,488
    1.250%, 01/31/19.............................      70,000     70,005,460
    0.750%, 02/15/19.............................      20,000     19,822,660
    2.750%, 02/15/19.............................      35,000     35,929,670
                                                              --------------
TOTAL U.S. TREASURY OBLIGATIONS..................                293,721,974
                                                              --------------

COMMERCIAL PAPER -- (0.4%)
FINLAND -- (0.4%)
Nordea Bank Finland P.L.C.
    1.629%, 11/07/18.............................      20,000     19,994,000
                                                              --------------
TOTAL INVESTMENT SECURITIES......................              4,948,187,886
                                                              --------------

                                                       SHARES       VALUE+
                                                       ------       ------
SECURITIES LENDING COLLATERAL -- (1.0%)
(S)@  DFA Short Term Investment Fund...............   4,397,829 $   50,896,075
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $5,001,215,935)............................              $4,999,083,961
                                                                ==============

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ----------------------------------------------
                                          LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                          ------- --------------  ------- --------------
Bonds
  Australia..............................   --    $  312,423,495    --    $  312,423,495
  Austria................................   --        92,162,391    --        92,162,391
  Belgium................................   --        10,983,190    --        10,983,190
  Canada.................................   --       687,996,579    --       687,996,579
  Denmark................................   --        77,125,458    --        77,125,458
  Finland................................   --       118,893,959    --       118,893,959
  France.................................   --       199,553,845    --       199,553,845
  Germany................................   --       335,833,670    --       335,833,670
  Japan..................................   --       206,005,091    --       206,005,091
  Netherlands............................   --       491,981,140    --       491,981,140
  Norway.................................   --       200,124,020    --       200,124,020
  Singapore..............................   --        57,377,196    --        57,377,196
  Supranational Organization Obligations.   --       410,233,970    --       410,233,970
  Sweden.................................   --       276,784,189    --       276,784,189
  United Kingdom.........................   --        93,015,422    --        93,015,422
  United States..........................   --       643,243,913    --       643,243,913
Agency Obligations.......................   --       420,734,384    --       420,734,384
U.S. Treasury Obligations................   --       293,721,974    --       293,721,974
Securities Lending Collateral............   --        50,896,075    --        50,896,075
Commercial Paper.........................   --        19,994,000    --        19,994,000
Forward Currency Contracts**.............   --          (480,831)   --          (480,831)
                                            --    --------------    --    --------------
TOTAL....................................   --    $4,998,603,130    --    $4,998,603,130
                                            ==    ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
BONDS -- (87.8%)
AUSTRALIA -- (3.6%)
Australia & New Zealand Banking Group, Ltd.
    2.700%, 11/16/20.............................   7,000 $ 7,085,757
Commonwealth Bank of Australia
    2.300%, 03/12/20.............................   3,100   3,116,101
##  2.750%, 03/10/22.............................   2,000   2,016,320
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................   4,475   4,537,646
National Australia Bank, Ltd.
##  2.400%, 12/09/19.............................  15,000  15,086,085
    2.625%, 01/14/21.............................   1,905   1,919,066
Westpac Banking Corp.
    4.875%, 11/19/19.............................   5,000   5,350,270
                                                          -----------
TOTAL AUSTRALIA..................................          39,111,245
                                                          -----------

BELGIUM -- (0.4%)
Anheuser-Busch InBev Worldwide, Inc.
    5.375%, 01/15/20.............................   4,000   4,346,296
                                                          -----------

CANADA -- (7.3%)
Bank of Montreal
    1.900%, 08/27/21.............................  10,000   9,834,280
Bank of Nova Scotia (The)
    2.050%, 06/05/19.............................  10,000  10,031,770
    2.800%, 07/21/21.............................     420     427,762
Goldcorp, Inc.
    3.625%, 06/09/21.............................     500     516,837
Province of Ontario Canada
    1.875%, 05/21/20.............................  10,000  10,006,900
Province of Quebec Canada
    3.500%, 07/29/20.............................   5,000   5,255,105
Royal Bank of Canada
    2.150%, 03/06/20.............................  17,197  17,246,613
    2.750%, 02/01/22.............................   4,000   4,069,280
Thomson Reuters Corp.
    6.500%, 07/15/18.............................   4,700   4,955,680
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................   7,605   7,599,061
    2.250%, 11/05/19.............................   9,000   9,067,167
                                                          -----------
TOTAL CANADA.....................................          79,010,455
                                                          -----------

DENMARK -- (0.5%)
Danske Bank A.S.
##  2.800%, 03/10/21.............................   5,000   5,064,995
                                                          -----------

FRANCE -- (3.2%)
BPCE SA
    2.500%, 07/15/19.............................   4,900   4,927,577
    2.250%, 01/27/20.............................   2,000   1,994,316
Credit Agricole SA
##  2.750%, 06/10/20.............................   5,000   5,043,530

                                                    FACE
                                                   AMOUNT^   VALUE+
                                                   -------   ------
                                                    (000)
FRANCE -- (Continued)
Electricite de France SA
##   2.350%, 10/13/20.............................   5,300 $ 5,318,168
Societe Generale SA
###  2.500%, 04/08/21.............................   4,200   4,179,895
Total Capital SA
     4.450%, 06/24/20.............................   8,000   8,605,832
     4.125%, 01/28/21.............................   4,000   4,248,560
                                                           -----------
TOTAL FRANCE......................................          34,317,878
                                                           -----------

GERMANY -- (4.6%)
Bayer U.S. Finance LLC
##   2.375%, 10/08/19.............................   5,000   5,034,150
BMW US Capital LLC
##   2.000%, 04/11/21.............................   2,365   2,335,868
Deutsche Bank AG
     6.000%, 09/01/17.............................   3,184   3,228,726
     2.950%, 08/20/20.............................   1,000   1,002,032
FMS Wertmanagement AoeR
     1.000%, 11/21/17.............................  20,000  19,977,940
Kreditanstalt fuer Wiederaufbau
     1.500%, 04/20/20.............................  14,000  13,930,672
Volkswagen Group of America Finance LLC
###  2.400%, 05/22/20.............................   3,625   3,628,770
                                                           -----------
TOTAL GERMANY.....................................          49,138,158
                                                           -----------

IRELAND -- (2.6%)
Actavis, Inc.
     1.875%, 10/01/17.............................   1,860   1,861,469
GE Capital International Funding Co., Unlimited
 Co.
     2.342%, 11/15/20.............................  23,715  23,895,519
Medtronic, Inc.
     2.500%, 03/15/20.............................   2,000   2,037,380
                                                           -----------
TOTAL IRELAND.....................................          27,794,368
                                                           -----------

JAPAN -- (2.9%)
American Honda Finance Corp.
     2.450%, 09/24/20.............................   5,000   5,061,385
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##   2.350%, 09/08/19.............................   3,000   3,006,228
Japan Finance Organization for Municipalities
     1.375%, 02/05/18.............................   7,330   7,302,644
Mizuho Financial Group, Inc.
##   2.632%, 04/12/21.............................   4,000   3,994,972
MUFG Union Bank NA
     2.625%, 09/26/18.............................   5,245   5,294,067
Nissan Motor Acceptance Corp.
##   2.550%, 03/08/21.............................   3,500   3,515,421

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
JAPAN -- (Continued)
Sumitomo Mitsui Financial Group, Inc.
    2.058%, 07/14/21.............................   3,000 $ 2,947,656
                                                          -----------
TOTAL JAPAN......................................          31,122,373
                                                          -----------

NETHERLANDS -- (5.6%)
ABN AMRO Bank NV
##  2.450%, 06/04/20.............................   2,400   2,412,463
Bank Nederlandse Gemeenten NV
    1.375%, 03/19/18.............................   5,000   5,000,545
    1.750%, 03/24/20.............................  10,000   9,981,200
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................   2,070   2,084,562
#   2.750%, 01/10/22.............................     810     820,127
ING Bank NV
##  2.750%, 03/22/21.............................   5,000   5,023,890
Mylan, Inc.
    2.550%, 03/28/19.............................   4,400   4,420,623
Nederlandse Waterschapsbank NV
    1.500%, 04/16/18.............................   5,000   5,005,540
Shell International Finance BV
    4.375%, 03/25/20.............................  10,000  10,680,610
    2.125%, 05/11/20.............................   3,620   3,637,807
    2.250%, 11/10/20.............................   4,606   4,621,974
    1.750%, 09/12/21.............................   7,000   6,856,024
                                                          -----------
TOTAL NETHERLANDS................................          60,545,365
                                                          -----------

NORWAY -- (0.2%)
Statoil ASA
    3.125%, 08/17/17.............................   2,200   2,211,860
                                                          -----------

SPAIN -- (0.6%)
Santander UK P.L.C.
    2.375%, 03/16/20.............................   5,000   5,029,115
Telefonica Emisiones SAU
    3.192%, 04/27/18.............................   1,500   1,520,037
                                                          -----------
TOTAL SPAIN......................................           6,549,152
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.1%)
African Development Bank
    0.875%, 03/15/18.............................   8,040   8,013,556
European Investment Bank
    1.000%, 12/15/17.............................  15,000  14,978,415
Inter-American Development Bank
    0.875%, 03/15/18.............................  10,000   9,965,370
                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....          32,957,341
                                                          -----------

SWEDEN -- (1.4%)
Svenska Handelsbanken AB
    2.400%, 10/01/20.............................  15,145  15,180,848
                                                          -----------

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SWITZERLAND -- (0.5%)
Credit Suisse AG
    2.300%, 05/28/19.............................   1,225 $ 1,232,507
    5.300%, 08/13/19.............................   3,016   3,228,896
UBS AG
    2.375%, 08/14/19.............................     667     671,796
                                                          -----------
TOTAL SWITZERLAND................................           5,133,199
                                                          -----------

UNITED KINGDOM -- (3.1%)
AstraZeneca P.L.C.
    2.375%, 11/16/20.............................   5,000   5,035,830
Barclays P.L.C.
    2.750%, 11/08/19.............................   8,000   8,077,088
BP Capital Markets P.L.C.
    2.315%, 02/13/20.............................   2,156   2,176,672
HSBC USA, Inc.
    2.350%, 03/05/20.............................   3,825   3,839,948
Nationwide Building Society
##  2.350%, 01/21/20.............................   1,266   1,269,994
Network Rail Infrastructure Finance P.L.C.
    0.875%, 05/15/18.............................  10,000   9,944,770
TechnipFMC P.L.C.
##  2.000%, 10/01/17.............................   2,500   2,499,740
Unilever Capital Corp.
    4.250%, 02/10/21.............................   1,000   1,073,437
                                                          -----------
TOTAL UNITED KINGDOM.............................          33,917,479
                                                          -----------

UNITED STATES -- (48.2%)
Abbott Laboratories
    2.000%, 03/15/20............................. $ 8,500   8,495,129
AbbVie, Inc.
    2.500%, 05/14/20.............................   4,350   4,388,123
Adobe Systems, Inc.
    4.750%, 02/01/20.............................   3,000   3,233,457
Agilent Technologies, Inc.
    6.500%, 11/01/17.............................     596     609,311
Air Products & Chemicals, Inc.
    3.000%, 11/03/21.............................   3,990   4,122,999
Ameren Corp.
    2.700%, 11/15/20.............................   1,000   1,013,291
American Express Credit Corp.
    2.250%, 08/15/19.............................   3,500   3,526,474
AmerisourceBergen Corp.
    3.500%, 11/15/21.............................   5,000   5,206,405
Amgen, Inc.
    2.200%, 05/22/19.............................   3,075   3,094,775
Anthem, Inc.
    5.875%, 06/15/17.............................   2,990   3,005,449
Apache Corp.
    6.900%, 09/15/18.............................   4,890   5,208,760
Apple, Inc.
    2.250%, 02/23/21.............................  12,050  12,170,958
    2.850%, 05/06/21.............................  11,176  11,513,940
Assurant, Inc.
    2.500%, 03/15/18.............................   5,000   5,028,800

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
AT&T, Inc.
#   1.400%, 12/01/17............................. $ 5,425 $ 5,419,217
Autodesk, Inc.
    1.950%, 12/15/17.............................   3,000   3,001,911
Bank of America Corp.
    2.600%, 01/15/19.............................   1,670   1,686,394
    2.650%, 04/01/19.............................   1,000   1,011,778
Bank of New York Mellon Corp. (The)
    2.150%, 02/24/20.............................   3,600   3,626,791
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.............................   3,534   3,563,544
Biogen, Inc.
    2.900%, 09/15/20.............................   5,000   5,099,280
Boston Scientific Corp.
    6.000%, 01/15/20.............................   2,000   2,190,216
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.............................   2,200   2,203,606
Buckeye Partners L.P.
    6.050%, 01/15/18.............................   1,880   1,932,745
Capital One Financial Corp.
    6.750%, 09/15/17.............................   2,000   2,038,394
Capital One NA/Mclean
    2.950%, 07/23/21.............................   4,495   4,534,079
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................   2,880   2,908,221
CBS Corp.
    2.300%, 08/15/19.............................   3,607   3,628,328
Celgene Corp.
    2.250%, 05/15/19.............................   3,917   3,938,716
Chevron Corp.
    2.193%, 11/15/19.............................  10,000  10,090,510
    2.419%, 11/17/20.............................  10,000  10,112,050
    2.100%, 05/16/21.............................   2,200   2,194,056
    2.498%, 03/03/22.............................   3,000   3,023,991
Cigna Corp.
    4.500%, 03/15/21.............................   1,000   1,068,720
Cisco Systems, Inc.
    2.450%, 06/15/20.............................   6,270   6,382,760
#   2.200%, 02/28/21.............................   5,000   5,027,050
Citizens Bank NA
    2.550%, 05/13/21.............................   2,836   2,841,692
CNA Financial Corp.
    7.350%, 11/15/19.............................   3,000   3,372,861
Comerica, Inc.
    2.125%, 05/23/19.............................     700     699,532
ConocoPhillips
    6.000%, 01/15/20.............................   1,500   1,657,113
CVS Health Corp.
    2.250%, 08/12/19.............................     600     605,059
    2.800%, 07/20/20.............................   2,665   2,715,467
Dollar General Corp.
    1.875%, 04/15/18.............................   4,000   4,005,876
Dominion Resources, Inc.
    2.500%, 12/01/19.............................   5,167   5,219,244

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
DTE Energy Co.
    2.400%, 12/01/19............................. $ 2,210 $ 2,223,737
eBay, Inc.
    2.200%, 08/01/19.............................   5,500   5,522,363
Exelon Generation Co. LLC
    6.200%, 10/01/17.............................   4,000   4,070,924
Express Scripts Holding Co.
    2.250%, 06/15/19.............................   5,865   5,883,346
Exxon Mobil Corp.
    1.305%, 03/06/18.............................   8,181   8,180,755
    1.912%, 03/06/20.............................   5,009   5,036,875
    2.222%, 03/01/21.............................   2,800   2,819,071
Fifth Third Bancorp
    2.300%, 03/01/19.............................   2,270   2,284,142
Fifth Third Bank
    2.375%, 04/25/19.............................   1,615   1,628,440
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................   1,387   1,429,968
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.............................   3,000   3,041,220
GATX Corp.
    2.500%, 03/15/19.............................   3,000   3,027,840
General Electric Co.
    2.200%, 01/09/20.............................   3,209   3,249,530
Gilead Sciences, Inc.
    2.550%, 09/01/20.............................   6,118   6,198,904
Goldman Sachs Group, Inc. (The)
    2.625%, 04/25/21.............................     500     500,513
    5.250%, 07/27/21.............................   5,000   5,499,405
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................   5,000   4,986,535
Hershey Co. (The)
    4.125%, 12/01/20.............................     300     322,285
Humana, Inc.
    2.625%, 10/01/19.............................   2,000   2,025,488
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................   5,000   5,044,365
International Business Machines Corp.
#   1.950%, 02/12/19.............................   6,591   6,640,142
    2.500%, 01/27/22.............................  15,000  15,187,500
Jefferies Group LLC
    5.125%, 04/13/18.............................   1,875   1,931,706
Johnson & Johnson
    1.650%, 03/01/21.............................   4,452   4,410,182
JPMorgan Chase & Co.
    2.250%, 01/23/20.............................   4,000   4,016,740
KeyBank NA
    1.650%, 02/01/18.............................     820     820,622
KeyCorp
    2.900%, 09/15/20.............................   2,142   2,180,717
Kroger Co. (The)
    2.300%, 01/15/19.............................   2,700   2,717,199

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
L3 Technologies, Inc.
    4.750%, 07/15/20............................. $ 1,553 $ 1,659,590
Legg Mason, Inc.
    2.700%, 07/15/19.............................   5,425   5,477,574
Lockheed Martin Corp.
    2.500%, 11/23/20.............................   3,500   3,541,111
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.............................   7,800   7,804,579
Marathon Petroleum Corp.
    3.400%, 12/15/20.............................   3,500   3,612,217
Marriott International, Inc.
    6.750%, 05/15/18.............................   1,000   1,049,082
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.............................   2,200   2,215,398
Mattel, Inc.
    2.350%, 05/06/19.............................   6,000   6,014,532
    2.350%, 08/15/21.............................   1,000     979,105
McKesson Corp.
    1.400%, 03/15/18.............................   2,907   2,900,782
    4.750%, 03/01/21.............................   1,769   1,905,553
Mead Johnson Nutrition Co.
    3.000%, 11/15/20.............................   2,800   2,856,241
Merck & Co., Inc.
#   3.875%, 01/15/21.............................   7,155   7,610,559
MetLife, Inc.
    4.750%, 02/08/21.............................   2,300   2,511,046
Microsoft Corp.
    1.850%, 02/12/20.............................   2,000   2,005,500
    3.000%, 10/01/20.............................   5,000   5,197,755
    1.550%, 08/08/21.............................   1,178   1,154,778
Mondelez International Holdings Netherlands BV
##  2.000%, 10/28/21.............................   6,000   5,815,704
Monsanto Co.
    2.125%, 07/15/19.............................   2,500   2,505,817
Morgan Stanley
    6.250%, 08/28/17.............................   1,000   1,015,567
    7.300%, 05/13/19.............................   1,800   1,985,006
    2.375%, 07/23/19.............................   1,365   1,374,625
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................   3,850   3,879,164
Nordstrom, Inc.
    4.750%, 05/01/20.............................   5,225   5,561,631
Nucor Corp.
    5.750%, 12/01/17.............................   7,160   7,322,761
Omnicom Group, Inc.
    4.450%, 08/15/20.............................   1,000   1,067,444
Oracle Corp.
    5.000%, 07/08/19.............................   3,000   3,213,522
    1.900%, 09/15/21.............................  20,000  19,802,860
Pacific Gas & Electric Co.
    3.500%, 10/01/20.............................     100     103,991
PepsiCo, Inc.
    4.500%, 01/15/20.............................     451     484,578

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
PG&E Corp.
    2.400%, 03/01/19............................. $ 1,210 $ 1,217,918
PNC Bank NA
    2.400%, 10/18/19.............................   1,000   1,010,481
Progress Energy, Inc.
    4.400%, 01/15/21.............................   1,500   1,592,820
Prudential Financial, Inc.
    6.000%, 12/01/17.............................     250     256,296
Republic Services, Inc.
    3.800%, 05/15/18.............................     960     979,408
Reynolds American, Inc.
    2.300%, 08/21/17.............................   2,000   2,004,392
Roper Technologies, Inc.
    2.800%, 12/15/21.............................   1,000   1,005,589
SCANA Corp.
    4.750%, 05/15/21.............................   1,620   1,693,731
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................   6,000   6,069,654
Southern Co. (The)
    2.750%, 06/15/20.............................   5,000   5,044,290
Southwest Airlines Co.
    2.750%, 11/06/19.............................   5,000   5,082,660
State Street Corp.
    2.550%, 08/18/20.............................   2,000   2,040,314
Stryker Corp.
    2.625%, 03/15/21.............................   2,400   2,430,314
SunTrust Banks, Inc.
    2.900%, 03/03/21.............................   1,070   1,085,709
Symantec Corp.
    2.750%, 06/15/17.............................   2,526   2,526,884
Tech Data Corp.
    3.750%, 09/21/17.............................   2,500   2,519,265
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................   6,599   6,650,947
TIAA Asset Management Finance Co. LLC
##  2.950%, 11/01/19.............................   4,972   5,052,522
Time Warner, Inc.
    4.875%, 03/15/20.............................   2,635   2,826,269
    4.000%, 01/15/22.............................   3,470   3,639,669
Toyota Motor Credit Corp.
    1.900%, 04/08/21.............................  15,650  15,515,754
    2.600%, 01/11/22.............................   3,152   3,182,776
Tyson Foods, Inc.
    2.650%, 08/15/19.............................   5,000   5,050,790
Union Pacific Corp.
    1.800%, 02/01/20.............................   2,498   2,491,795
    4.000%, 02/01/21.............................   1,470   1,564,474
UnitedHealth Group, Inc.
    2.300%, 12/15/19.............................   2,710   2,735,485
    2.700%, 07/15/20.............................   1,930   1,973,653
Verizon Communications, Inc.
    3.650%, 09/14/18.............................   1,000   1,024,995
    4.600%, 04/01/21.............................   1,197   1,289,744
Viacom, Inc.
    4.500%, 03/01/21.............................   6,000   6,350,898

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
Wal-Mart Stores, Inc.
    3.625%, 07/08/20.............................  $1,500 $  1,584,033
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.............................   5,000    5,072,995
Wells Fargo & Co.
    2.125%, 04/22/19.............................   1,000    1,004,950
    2.150%, 01/30/20.............................   3,250    3,260,536
Wisconsin Electric Power Co.
    1.700%, 06/15/18.............................     535      535,983
Wyndham Worldwide Corp.
    2.500%, 03/01/18.............................   5,405    5,434,819
Xerox Corp.
##  4.070%, 03/17/22.............................   2,900    2,974,594
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.............................   2,210    2,234,323
                                                          ------------
TOTAL UNITED STATES..............................          517,937,387
                                                          ------------
TOTAL BONDS......................................          944,338,399
                                                          ------------

                                                      FACE
                                                     AMOUNT^      VALUE+
                                                     -------      ------
                                                      (000)
U.S. TREASURY OBLIGATIONS -- (10.6%)
U.S. Treasury Notes
      2.000%, 11/15/21.............................   113,000 $  114,147,628
                                                              --------------
TOTAL INVESTMENT SECURITIES........................            1,058,486,027
                                                              --------------

                                                     SHARES
                                                     ------
SECURITIES LENDING COLLATERAL -- (1.6%)
(S)@  DFA Short Term Investment Fund............... 1,475,447     17,075,347
                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,074,213,719)............................            $1,075,561,374
                                                              ==============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ----------------------------------------------
                                          LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                          ------- --------------  ------- --------------
Bonds
  Australia..............................   --    $   39,111,245    --    $   39,111,245
  Belgium................................   --         4,346,296    --         4,346,296
  Canada.................................   --        79,010,455    --        79,010,455
  Denmark................................   --         5,064,995    --         5,064,995
  France.................................   --        34,317,878    --        34,317,878
  Germany................................   --        49,138,158    --        49,138,158
  Ireland................................   --        27,794,368    --        27,794,368
  Japan..................................   --        31,122,373    --        31,122,373
  Netherlands............................   --        60,545,365    --        60,545,365
  Norway.................................   --         2,211,860    --         2,211,860
  Spain..................................   --         6,549,152    --         6,549,152
  Supranational Organization Obligations.   --        32,957,341    --        32,957,341
  Sweden.................................   --        15,180,848    --        15,180,848
  Switzerland............................   --         5,133,199    --         5,133,199
  United Kingdom.........................   --        33,917,479    --        33,917,479
  United States..........................   --       517,937,387    --       517,937,387
U.S. Treasury Obligations................   --       114,147,628    --       114,147,628
Securities Lending Collateral............   --        17,075,347    --        17,075,347
Forward Currency Contracts**.............   --        (3,085,061)   --        (3,085,061)
                                            --    --------------    --    --------------
TOTAL....................................   --    $1,072,476,313    --    $1,072,476,313
                                            ==    ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                      FACE
                                                     AMOUNT^     VALUE+
                                                     -------     ------
                                                      (000)
BONDS -- (99.0%)
AUSTRALIA -- (8.2%)
Australia & New Zealand Banking Group, Ltd.
     2.250%, 06/13/19.............................   168,061 $  169,138,439
     5.100%, 01/13/20.............................     8,962      9,638,443
#    2.700%, 11/16/20.............................    18,300     18,524,193
#    2.300%, 06/01/21.............................    17,866     17,765,164
     2.550%, 11/23/21.............................    38,184     38,234,976
Commonwealth Bank of Australia
     2.300%, 09/06/19.............................    37,025     37,259,813
     2.300%, 03/12/20.............................    78,537     78,944,921
     2.400%, 11/02/20.............................    23,935     23,977,269
#    2.550%, 03/15/21.............................     5,750      5,777,933
##   2.000%, 09/06/21.............................    23,552     23,072,599
##   2.750%, 03/10/22.............................    32,165     32,427,466
National Australia Bank, Ltd.
     2.250%, 07/01/19.............................    72,750     73,156,309
     2.625%, 07/23/20.............................    57,207     57,885,761
     2.625%, 01/14/21.............................    22,900     23,069,094
     1.875%, 07/12/21.............................    11,050     10,804,812
#    2.800%, 01/10/22.............................   155,432    157,532,819
Westpac Banking Corp.
     2.300%, 05/26/20.............................    88,559     88,903,672
     2.600%, 11/23/20.............................    74,195     74,878,558
     2.100%, 05/13/21.............................     5,000      4,942,290
     2.000%, 08/19/21.............................    31,813     31,190,451
     2.800%, 01/11/22.............................   103,402    104,727,407
                                                             --------------
TOTAL AUSTRALIA...................................            1,081,852,389
                                                             --------------

AUSTRIA -- (1.8%)
Oesterreichische Kontrollbank AG
     1.500%, 10/21/20.............................   118,386    116,898,480
     1.875%, 01/20/21.............................   109,420    109,193,829
     2.375%, 10/01/21.............................    10,400     10,544,352
                                                             --------------
TOTAL AUSTRIA.....................................              236,636,661
                                                             --------------

CANADA -- (19.4%)
Alberta, Province of Canada
     1.750%, 08/26/20.............................    42,800     42,606,758
###  1.750%, 08/26/20.............................   219,600    218,627,392
Bank of Montreal
     1.900%, 08/27/21.............................   116,747    114,812,269
Bank of Nova Scotia (The)
     2.050%, 06/05/19.............................    35,413     35,525,507
     2.350%, 10/21/20.............................    89,537     90,026,499
     4.375%, 01/13/21.............................     6,321      6,775,341
     2.450%, 03/22/21.............................   100,422    101,002,539
#    2.700%, 03/07/22.............................   144,048    145,193,326
CPPIB Capital, Inc.
##   2.250%, 01/25/22.............................   107,650    108,281,798
     2.250%, 01/25/22.............................    58,150     58,491,282

                                                     FACE
                                                    AMOUNT^     VALUE+
                                                    -------     ------
                                                     (000)
CANADA -- (Continued)
Export Development Canada
    1.375%, 10/21/21.............................    47,910 $   46,751,297
Province of British Columbia Canada
    2.650%, 09/22/21.............................    22,592     23,254,488
Province of Manitoba Canada
#   2.050%, 11/30/20.............................   176,000    176,994,752
Province of Ontario Canada
    4.400%, 04/14/20.............................    58,213     62,404,394
    1.875%, 05/21/20.............................   101,950    102,020,345
    2.500%, 09/10/21.............................    58,655     59,587,790
    2.400%, 02/08/22.............................   167,269    169,059,280
Province of Quebec Canada
    3.500%, 07/29/20.............................   120,326    126,465,153
    2.750%, 08/25/21.............................     5,000      5,141,350
#   2.375%, 01/31/22.............................   179,636    181,469,185
Royal Bank of Canada
    2.150%, 03/06/20.............................    38,400     38,510,784
    2.350%, 10/30/20.............................   124,725    125,682,264
    2.500%, 01/19/21.............................   145,289    146,742,762
    2.750%, 02/01/22.............................    72,178     73,428,123
Toronto-Dominion Bank (The)
    2.250%, 11/05/19.............................    18,278     18,414,409
    2.500%, 12/14/20.............................   144,820    146,592,162
    2.125%, 04/07/21.............................    84,446     84,064,980
#   1.800%, 07/13/21.............................    45,138     44,303,534
                                                            --------------
TOTAL CANADA.....................................            2,552,229,763
                                                            --------------

DENMARK -- (1.3%)
Nordea Bank AB
    4.875%, 01/27/20.............................     8,248      8,834,507
##  4.875%, 01/27/20.............................    10,000     10,711,830
#   4.875%, 01/27/20.............................     5,913      6,333,905
##  2.500%, 09/17/20.............................    74,425     74,935,406
##  2.250%, 05/27/21.............................    74,541     73,836,066
                                                            --------------
TOTAL DENMARK....................................              174,651,714
                                                            --------------

FINLAND -- (0.1%)
Municipality Finance P.L.C.
    1.375%, 09/21/21.............................    13,800     13,372,711
                                                            --------------

FRANCE -- (4.9%)
Agence Francaise de Developpement
    1.625%, 01/21/20.............................   203,464    201,897,734
Caisse d'Amortissement de la Dette Sociale
    2.000%, 03/22/21.............................    97,635     97,316,710
    1.875%, 02/12/22.............................    78,500     77,064,471
Dexia Credit Local SA
#   1.875%, 01/29/20.............................    51,000     50,535,492
    1.875%, 09/15/21.............................    25,742     24,965,930

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^    VALUE+
                                                    -------    ------
                                                     (000)
FRANCE -- (Continued)
Sanofi
    4.000%, 03/29/21.............................    12,438 $ 13,248,560
Total Capital International SA
    2.100%, 06/19/19.............................    13,416   13,502,439
    2.750%, 06/19/21.............................    11,584   11,800,771
    2.875%, 02/17/22.............................    30,115   30,723,654
Total Capital SA
    4.450%, 06/24/20.............................   114,634  123,315,118
                                                            ------------
TOTAL FRANCE.....................................            644,370,879
                                                            ------------

GERMANY -- (3.4%)
FMS Wertmanagement AoeR
    1.375%, 06/08/21.............................    20,000   19,535,520
Kreditanstalt fuer Wiederaufbau
    2.625%, 01/25/22.............................   120,800  124,378,458
Kreditanstalt fuer Wiederaufbau
    1.500%, 04/20/20.............................   103,700  103,186,478
#   2.750%, 09/08/20.............................    22,000   22,695,904
    1.625%, 03/15/21.............................    25,000   24,799,550
    2.125%, 03/07/22.............................    57,000   57,266,076
Landeskreditbank Baden- Wuerttemberg Foerderbank
    1.375%, 07/21/21.............................    38,231   37,173,531
State of North Rhine- Westphalia
    1.625%, 01/22/20.............................    62,500   62,139,000
                                                            ------------
TOTAL GERMANY....................................            451,174,517
                                                            ------------

IRELAND -- (2.7%)
GE Capital International Funding Co., Unlimited
 Co.
    2.342%, 11/15/20.............................   356,378  359,090,749
                                                            ------------

NETHERLANDS -- (8.1%)
Bank Nederlandse Gemeenten NV
    1.750%, 03/24/20.............................    33,938   33,874,197
    4.375%, 02/16/21.............................    15,000   16,254,090
    1.625%, 04/19/21.............................   210,600  207,035,384
    2.375%, 02/01/22.............................    25,000   25,254,375
##  2.375%, 02/01/22.............................    94,000   94,956,450
Cooperatieve Rabobank UA
    4.500%, 01/11/21.............................     8,139    8,770,660
    2.500%, 01/19/21.............................    76,554   77,027,104
    2.750%, 01/10/22.............................   130,075  131,701,198
    3.875%, 02/08/22.............................     6,049    6,429,905
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20.............................     1,400    1,392,521
    1.625%, 03/04/20.............................    79,000   78,577,982
Shell International Finance BV
    4.375%, 03/25/20.............................    12,315   13,153,171
    2.125%, 05/11/20.............................   131,590  132,237,291

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      -------     ------
                                                       (000)
NETHERLANDS -- (Continued)
    2.250%, 11/10/20.............................     129,490 $  129,939,071
    1.875%, 05/10/21.............................      67,820     66,756,108
    1.750%, 09/12/21.............................      44,067     43,160,630
                                                              --------------
TOTAL NETHERLANDS................................              1,066,520,137
                                                              --------------

NORWAY -- (1.3%)
Kommunalbanken A.S.
    1.625%, 02/10/21.............................      47,932     47,333,042
    1.500%, 08/31/21.............................      28,980     28,320,241
##  2.250%, 01/25/22.............................      34,250     34,603,323
Statoil ASA
    2.250%, 11/08/19.............................      32,172     32,377,225
    2.900%, 11/08/20.............................      18,590     19,067,930
    3.150%, 01/23/22.............................       2,600      2,677,803
                                                              --------------
TOTAL NORWAY.....................................                164,379,564
                                                              --------------

SINGAPORE -- (0.9%)
Singapore Government Bond
    2.250%, 06/01/21............................. SGD  57,500     42,286,977
    1.250%, 10/01/21............................. SGD  97,000     68,670,293
Temasek Financial I, Ltd.
    3.265%, 02/19/20............................. SGD   1,000        748,252
                                                              --------------
TOTAL SINGAPORE..................................                111,705,522
                                                              --------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.9%)
African Development Bank
    1.250%, 07/26/21.............................      15,000     14,569,425
Asian Development Bank
    1.625%, 03/16/21.............................      64,333     63,802,060
Council Of Europe Development Bank
    1.625%, 03/16/21.............................      53,156     52,555,603
EUROFIMA
    1.750%, 05/29/20.............................       6,200      6,185,424
    1.750%, 05/29/20.............................     162,240    161,858,574
European Investment Bank
    2.875%, 09/15/20.............................      41,933     43,344,255
    1.625%, 12/15/20.............................      59,500     59,016,920
    1.625%, 12/15/20.............................      10,000      9,917,870
    4.000%, 02/16/21.............................      10,000     10,770,850
    2.000%, 03/15/21.............................     105,000    105,445,725
#   1.625%, 06/15/21.............................      39,400     38,937,129
    1.375%, 09/15/21.............................      91,000     88,794,069
Inter-American Development Bank
    1.875%, 06/16/20.............................     115,209    115,822,603
    2.125%, 11/09/20.............................      65,054     65,793,794
International Bank for Reconstruction &
 Development
    2.125%, 11/01/20.............................      35,000     35,426,230
    1.625%, 03/09/21.............................      55,000     54,572,430
    1.625%, 03/09/21.............................       5,000      4,960,980

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      -------     ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
    1.375%, 05/24/21.............................      70,000 $   68,636,330
    1.375%, 05/24/21.............................       3,506      3,437,587
    2.250%, 06/24/21.............................      10,000     10,141,050
#   2.000%, 01/26/22.............................      87,875     88,105,408
Nordic Investment Bank
    2.125%, 02/01/22.............................      64,000     64,510,272
                                                              --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              1,166,604,588
                                                              --------------

SWEDEN -- (4.2%)
Svensk Exportkredit AB
    1.750%, 08/28/20.............................     200,920    200,133,599
    1.750%, 03/10/21.............................      78,204     77,486,244
    2.375%, 03/09/22.............................      48,582     49,142,976
Svenska Handelsbanken AB
    2.250%, 06/17/19.............................      72,106     72,547,217
##  5.125%, 03/30/20.............................      65,368     70,620,188
    2.400%, 10/01/20.............................      31,700     31,775,034
    2.450%, 03/30/21.............................      16,524     16,539,219
    1.875%, 09/07/21.............................      33,497     32,697,493
                                                              --------------
TOTAL SWEDEN.....................................                550,941,970
                                                              --------------

UNITED STATES -- (33.8%)
3M Co.
    2.000%, 08/07/20............................. $   110,667    111,495,011
Alphabet, Inc.
    3.625%, 05/19/21.............................      11,075     11,796,005
Apple, Inc.
    2.000%, 05/06/20.............................      77,835     78,352,291
    2.250%, 02/23/21.............................     167,671    169,354,082
    2.850%, 05/06/21.............................      72,415     74,604,685
    1.550%, 08/04/21.............................       1,125      1,101,634
    2.500%, 02/09/22.............................      59,828     60,734,753
Automatic Data Processing, Inc.
    2.250%, 09/15/20.............................      47,781     48,453,757
Berkshire Hathaway Finance Corp.
    2.900%, 10/15/20.............................       5,022      5,193,501
    4.250%, 01/15/21.............................      29,253     31,571,593
Berkshire Hathaway, Inc.
    2.200%, 03/15/21.............................     187,843    189,026,411
    3.400%, 01/31/22.............................      20,796     21,847,882
Chevron Corp.
    1.961%, 03/03/20.............................     166,132    166,520,084
    2.427%, 06/24/20.............................      23,879     24,200,984
    2.419%, 11/17/20.............................      80,284     81,183,582
    2.100%, 05/16/21.............................      66,777     66,596,569
    2.498%, 03/03/22.............................      49,541     49,937,179
Cisco Systems, Inc.
    4.450%, 01/15/20.............................      11,218     11,997,281
    2.450%, 06/15/20.............................     257,892    262,529,930
    2.200%, 02/28/21.............................      34,110     34,294,535

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
UNITED STATES -- (Continued)
    1.850%, 09/20/21............................. $    48,679 $ 48,125,812
Coca-Cola Co. (The)
    1.875%, 10/27/20.............................     251,988  252,493,992
    2.450%, 11/01/20.............................       1,671    1,703,979
    2.450%, 11/01/20.............................       1,600    1,631,429
    3.150%, 11/15/20.............................       6,250    6,541,725
    1.550%, 09/01/21.............................      15,656   15,363,624
    3.300%, 09/01/21.............................      23,035   24,143,882
Exxon Mobil Corp.
    1.912%, 03/06/20.............................     109,679  110,289,364
    2.222%, 03/01/21.............................     194,256  195,579,078
International Business Machines Corp.
    1.625%, 05/15/20.............................      89,458   88,887,526
#   2.250%, 02/19/21.............................     107,597  108,568,709
#   2.500%, 01/27/22.............................     176,310  178,513,875
Johnson & Johnson
    1.650%, 03/01/21.............................      70,389   69,727,836
    2.250%, 03/03/22.............................      55,800   56,347,286
Merck & Co., Inc.
    1.850%, 02/10/20.............................      10,000   10,053,430
    1.850%, 02/10/20.............................     142,634  143,406,506
    3.875%, 01/15/21.............................      16,460   17,508,008
    2.350%, 02/10/22.............................      59,133   59,678,679
Microsoft Corp.
    1.850%, 02/12/20.............................      86,931   87,170,060
    2.000%, 11/03/20.............................     217,317  218,375,334
    1.550%, 08/08/21.............................      19,667   19,279,304
    2.375%, 02/12/22.............................      26,438   26,712,612
Nestle Holdings, Inc.
    2.375%, 01/18/22.............................      20,000   20,181,360
Novartis Capital Corp.
    4.400%, 04/24/20.............................      14,673   15,731,217
Oracle Corp.
    3.875%, 07/15/20.............................      14,646   15,520,644
    2.800%, 07/08/21.............................      90,598   92,942,133
    1.900%, 09/15/21.............................     201,079  199,096,964
Pfizer, Inc.
    2.100%, 05/15/19.............................      83,925   84,690,900
    1.950%, 06/03/21.............................     136,427  136,334,912
#   2.200%, 12/15/21.............................      23,555   23,663,306
Procter & Gamble Co. (The)
    1.850%, 02/02/21.............................      48,391   48,155,771
    1.700%, 11/03/21.............................      58,050   57,432,522
    2.300%, 02/06/22.............................      13,000   13,147,602
Toyota Motor Credit Corp.
#   2.150%, 03/12/20.............................     131,896  132,832,989
    4.500%, 06/17/20.............................         287      308,448
    4.250%, 01/11/21.............................      12,296   13,184,447
    1.900%, 04/08/21.............................     146,254  144,999,433
    2.750%, 05/17/21.............................      37,695   38,416,520
    2.600%, 01/11/22.............................      52,127   52,635,968
    3.300%, 01/12/22.............................       8,825    9,170,216
US Bank NA
    2.125%, 10/28/19.............................      67,130   67,707,721

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      -------     ------
                                                       (000)
UNITED STATES -- (Continued)
USAA Capital Corp.
##  2.000%, 06/01/21............................. $     7,000 $     6,898,647
Wal-Mart Stores, Inc.
    3.625%, 07/08/20.............................         210         221,765
    3.250%, 10/25/20.............................      15,319      16,068,145
    4.250%, 04/15/21.............................       8,346       9,069,865
                                                              ---------------
TOTAL UNITED STATES..............................               4,439,305,294
                                                              ---------------
TOTAL BONDS......................................              13,012,836,458
                                                              ---------------

AGENCY OBLIGATIONS -- (0.3%)
Federal Home Loan Bank
#   1.875%, 11/29/21.............................      38,500      38,541,888
                                                              ---------------
TOTAL INVESTMENT SECURITIES......................              13,051,378,346
                                                              ---------------

                                                       SHARES       VALUE+
                                                       ------       ------
SECURITIES LENDING COLLATERAL -- (0.7%)
(S)@  DFA Short Term Investment Fund...............   7,515,338 $    86,975,010
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $13,122,146,535)...........................              $13,138,353,356
                                                                ===============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ------------------------------------------------
                                          LEVEL 1     LEVEL 2      LEVEL 3      TOTAL
                                          ------- ---------------  ------- ---------------
Bonds
  Australia..............................   --    $ 1,081,852,389    --    $ 1,081,852,389
  Austria................................   --        236,636,661    --        236,636,661
  Canada.................................   --      2,552,229,763    --      2,552,229,763
  Denmark................................   --        174,651,714    --        174,651,714
  Finland................................   --         13,372,711    --         13,372,711
  France.................................   --        644,370,879    --        644,370,879
  Germany................................   --        451,174,517    --        451,174,517
  Ireland................................   --        359,090,749    --        359,090,749
  Netherlands............................   --      1,066,520,137    --      1,066,520,137
  Norway.................................   --        164,379,564    --        164,379,564
  Singapore..............................   --        111,705,522    --        111,705,522
  Supranational Organization Obligations.   --      1,166,604,588    --      1,166,604,588
  Sweden.................................   --        550,941,970    --        550,941,970
  United States..........................   --      4,439,305,294    --      4,439,305,294
Agency Obligations.......................   --         38,541,888    --         38,541,888
Securities Lending Collateral............   --         86,975,010    --         86,975,010
Forward Currency Contracts**.............   --           (349,585)   --           (349,585)
                                            --    ---------------    --    ---------------
TOTAL....................................   --    $13,138,003,771    --    $13,138,003,771
                                            ==    ===============    ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
BONDS -- (95.1%)
AUSTRIA -- (3.7%)
Austria Government Bond
##  1.650%, 10/21/24............................. EUR  15,650 $18,891,778
##  4.850%, 03/15/26............................. EUR   8,050  12,242,735
                                                              -----------
TOTAL AUSTRIA....................................              31,134,513
                                                              -----------

BELGIUM -- (3.8%)
Belgium Government Bond
    5.500%, 03/28/28............................. EUR  10,200  16,668,507
##  1.000%, 06/22/31............................. EUR  14,200  15,213,065
                                                              -----------
TOTAL BELGIUM....................................              31,881,572
                                                              -----------

CANADA -- (10.9%)
Alberta, Province of Canada
    2.900%, 09/20/29............................. CAD  13,300  10,009,808
British Columbia, Province of Canada
    2.850%, 06/18/25............................. CAD  21,100  16,470,690
    5.700%, 06/18/29............................. CAD   9,158   8,968,540
Manitoba, Province of Canada
    3.250%, 09/05/29............................. CAD  30,200  23,484,784
Ontario, Province of Canada
    1.875%, 05/21/24............................. EUR   6,800   8,115,748
    6.500%, 03/08/29............................. CAD   9,600   9,885,106
Saskatchewan, Province of Canada
    6.400%, 09/05/31............................. CAD  13,000  13,593,978
                                                              -----------
TOTAL CANADA.....................................              90,528,654
                                                              -----------

DENMARK -- (3.9%)
Denmark Government Bond
    1.750%, 11/15/25............................. DKK 128,380  21,119,504
    1.750%, 11/15/25............................. DKK  20,000   3,290,155
    0.500%, 11/15/27............................. DKK  58,000   8,396,747
                                                              -----------
TOTAL DENMARK....................................              32,806,406
                                                              -----------

FINLAND -- (3.6%)
Finland Government Bond
##  2.750%, 07/04/28............................. EUR  22,450  30,114,005
                                                              -----------

FRANCE -- (24.3%)
Agence Francaise de Developpement
    1.375%, 09/17/24............................. EUR   1,000   1,162,368
Caisse d'Amortissement de la Dette Sociale
    1.375%, 11/25/24............................. EUR  21,710  25,292,754
France Government Bond OAT
    1.000%, 11/25/25............................. EUR   6,000   6,763,904
    3.500%, 04/25/26............................. EUR  14,800  20,170,165

                                                        FACE
                                                       AMOUNT^     VALUE+
                                                       -------     ------
                                                        (000)
FRANCE -- (Continued)
    2.750%, 10/25/27............................. EUR    57,100 $ 73,823,262
French Republic Government Bond OAT
    3.500%, 04/25/26............................. EUR    18,197   24,799,763
SNCF Mobilites Group
    5.375%, 03/18/27............................. GBP     8,031   13,650,043
SNCF Reseau
    3.125%, 10/25/28............................. EUR     6,600    8,711,096
    5.250%, 12/07/28............................. GBP    13,923   24,073,755
UNEDIC
    2.375%, 05/25/24............................. EUR     3,000    3,723,595
                                                                ------------
TOTAL FRANCE.....................................                202,170,705
                                                                ------------

GERMANY -- (6.7%)
Bundesrepublik Deutschland
    4.750%, 07/04/28............................. EUR     2,950    4,742,476
Deutsche Bahn Finance BV
    3.125%, 07/24/26............................. GBP    15,550   22,709,451
Kreditanstalt fuer Wiederaufbau
    2.050%, 02/16/26............................. JPY 2,499,000   26,743,638
    2.050%, 02/16/26............................. JPY   136,000    1,455,436
                                                                ------------
TOTAL GERMANY....................................                 55,651,001
                                                                ------------

NETHERLANDS -- (4.7%)
Bank Nederlandse Gemeenten NV
    1.125%, 09/04/24............................. EUR     6,976    8,037,262
Nederlandse Waterschapsbank NV
    3.000%, 11/16/23............................. EUR     4,700    6,023,337
Netherlands Government Bond
    5.500%, 01/15/28............................. EUR    15,250   25,256,612
                                                                ------------
TOTAL NETHERLANDS................................                 39,317,211
                                                                ------------

NORWAY -- (1.2%)
Norway Government Bond
##  1.500%, 02/19/26............................. NOK    85,000    9,873,424
                                                                ------------

SINGAPORE -- (3.3%)
Singapore Government Bond
    3.000%, 09/01/24............................. SGD    13,900   10,655,191
    3.500%, 03/01/27............................. SGD    21,000   16,848,248
                                                                ------------
TOTAL SINGAPORE..................................                 27,503,439
                                                                ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (12.8%)
Asian Development Bank
    2.350%, 06/21/27............................. JPY 2,660,000   29,642,625
European Financial Stability Facility
    1.750%, 06/27/24............................. EUR    23,325   27,978,587
European Investment Bank
    1.250%, 05/12/25............................. SEK    50,000    5,754,711

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT^     VALUE+
                                                       -------     ------
                                                        (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
    1.250%, 05/12/25............................. SEK    25,000 $  2,877,355
    1.900%, 01/26/26............................. JPY 1,721,000   18,197,751
    2.150%, 01/18/27............................. JPY   145,000    1,581,323
    6.000%, 12/07/28............................. GBP     1,300    2,466,616
European Union
    3.000%, 09/04/26............................. EUR     9,925   13,338,008
    2.875%, 04/04/28............................. EUR     3,460    4,669,476
                                                                ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....                106,506,452
                                                                ------------

SWEDEN -- (3.9%)
Sweden Government Bond
    1.000%, 11/12/26............................. SEK   212,400   24,909,022
    0.750%, 05/12/28............................. SEK    68,000    7,586,691
                                                                ------------
TOTAL SWEDEN.....................................                 32,495,713
                                                                ------------

UNITED KINGDOM -- (12.3%)
United Kingdom Gilt
    4.250%, 12/07/27............................. GBP    30,875   52,637,884
    4.750%, 12/07/30............................. GBP    26,900   49,621,327
                                                                ------------
TOTAL UNITED KINGDOM.............................                102,259,211
                                                                ------------
TOTAL BONDS......................................                792,242,306
                                                                ------------

                                                     FACE
                                                    AMOUNT^    VALUE+
                                                    -------    ------
                                                     (000)
AGENCY OBLIGATIONS -- (0.9%)
Federal Home Loan Bank
    5.750%, 06/12/26.............................     2,000 $  2,489,312
Federal National Mortgage Association
    7.250%, 05/15/30.............................     3,300    4,884,977
                                                            ------------
TOTAL AGENCY OBLIGATIONS.........................              7,374,289
                                                            ------------

U.S. TREASURY OBLIGATIONS -- (4.0%)
U.S. Treasury Bonds
    5.375%, 02/15/31.............................     7,550   10,183,062
U.S. Treasury Notes
    2.125%, 05/15/25.............................    23,200   23,060,429
                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS..................             33,243,491
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $845,635,651)............................            $832,860,086
                                                            ============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ------------------------------------------
                                          LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                          ------- ------------  ------- ------------
Bonds
  Austria................................   --    $ 31,134,513    --    $ 31,134,513
  Belgium................................   --      31,881,572    --      31,881,572
  Canada.................................   --      90,528,654    --      90,528,654
  Denmark................................   --      32,806,406    --      32,806,406
  Finland................................   --      30,114,005    --      30,114,005
  France.................................   --     202,170,705    --     202,170,705
  Germany................................   --      55,651,001    --      55,651,001
  Netherlands............................   --      39,317,211    --      39,317,211
  Norway.................................   --       9,873,424    --       9,873,424
  Singapore..............................   --      27,503,439    --      27,503,439
  Supranational Organization Obligations.   --     106,506,452    --     106,506,452
  Sweden.................................   --      32,495,713    --      32,495,713
  United Kingdom.........................   --     102,259,211    --     102,259,211
Agency Obligations.......................   --       7,374,289    --       7,374,289
U.S. Treasury Obligations................   --      33,243,491    --      33,243,491
Forward Currency Contracts**.............   --      (9,769,007)   --      (9,769,007)
                                            --    ------------    --    ------------
TOTAL....................................   --    $823,091,079    --    $823,091,079
                                            ==    ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)


                                                    FACE
                                                   AMOUNT     VALUE+
                                                   ------     ------
                                                   (000)
AGENCY OBLIGATIONS -- (20.2%)
Federal Home Loan Bank
    1.375%, 03/09/18............................. $ 44,700 $ 44,785,422
    1.250%, 06/08/18.............................   20,075   20,086,101
    2.000%, 09/14/18.............................   27,860   28,143,308
    1.750%, 12/14/18.............................   44,850   45,175,566
    1.500%, 03/08/19.............................    7,430    7,448,270
    5.375%, 05/15/19.............................   27,860   30,071,276
    2.000%, 09/13/19.............................   54,640   55,268,852
    2.375%, 12/13/19.............................   25,000   25,572,425
    4.125%, 03/13/20.............................   22,950   24,591,155
    1.375%, 02/18/21.............................   20,000   19,753,700
    1.750%, 03/12/21.............................   10,000    9,999,870
    2.375%, 03/12/21.............................   16,000   16,373,264
    1.125%, 07/14/21.............................   10,000    9,740,130
    1.875%, 11/29/21.............................   22,000   22,023,936
    2.625%, 12/10/21.............................   10,000   10,319,070
Tennessee Valley Authority
    4.500%, 04/01/18.............................   13,098   13,492,892
    1.750%, 10/15/18.............................   29,380   29,569,031
    3.875%, 02/15/21.............................   22,000   23,726,494
                                                           ------------
TOTAL AGENCY OBLIGATIONS.........................           436,140,762
                                                           ------------
U.S. TREASURY OBLIGATIONS -- (79.7%)
U.S. Treasury Notes
    1.500%, 01/31/19.............................   13,673   13,732,719
    1.625%, 04/30/19.............................  101,300  102,000,388

                                                     FACE
                                                    AMOUNT       VALUE+
                                                    ------       ------
                                                    (000)
    3.125%, 05/15/19............................. $  262,388 $  272,042,780
    1.750%, 09/30/19.............................    279,690    282,388,449
    3.625%, 02/15/20.............................    142,000    150,603,212
    1.875%, 06/30/20.............................    102,000    103,187,382
    2.000%, 09/30/20.............................    127,000    128,835,531
    1.750%, 10/31/20.............................     55,000     55,305,085
    1.625%, 11/30/20.............................    181,000    181,127,243
    3.625%, 02/15/21.............................    112,000    120,194,368
    1.250%, 03/31/21.............................    141,000    138,747,243
    1.375%, 04/30/21.............................     77,500     76,576,665
    1.125%, 07/31/21.............................     96,000     93,622,464
                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS..................             1,718,363,529
                                                             --------------
TOTAL INVESTMENT SECURITIES......................             2,154,504,291
                                                             --------------
                                                    SHARES
                                                    ------         -
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money
 Market Fund, 0.680%.............................  2,922,876      2,922,876
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,164,401,448)..........................             $2,157,427,167
                                                             ==============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              ------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ---------- -------------- ------- --------------
  Agency Obligations.........         -- $  436,140,762   --    $  436,140,762
  U.S. Treasury Obligations..         --  1,718,363,529   --     1,718,363,529
  Temporary Cash Investments. $2,922,876             --   --         2,922,876
                              ---------- --------------   --    --------------
  TOTAL...................... $2,922,876 $2,154,504,291   --    $2,157,427,167
                              ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                                                  =

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                    FACE
                                                   AMOUNT     VALUE+
                                                   ------     ------
                                                   (000)
AGENCY OBLIGATIONS -- (36.1%)
Federal Farm Credit Bank
    5.320%, 09/03/19............................. $ 14,921 $ 16,233,958
    5.150%, 11/15/19.............................    7,846    8,565,596
    4.670%, 05/07/20.............................    3,923    4,286,360
    5.350%, 08/07/20.............................    4,693    5,217,095
    3.650%, 12/21/20.............................   30,822   32,823,581
    5.250%, 03/02/21.............................    4,273    4,805,835
    5.220%, 02/22/22.............................    3,503    4,025,725
    5.210%, 12/19/22.............................   14,851   17,167,132
    5.250%, 03/06/23.............................    4,203    4,896,957
    5.220%, 05/15/23.............................   33,694   39,489,402
    3.500%, 12/20/23.............................    6,000    6,502,992
Federal Home Loan Bank
    1.875%, 03/08/19.............................    5,125    5,173,662
    5.375%, 05/15/19.............................   19,730   21,295,990
    1.625%, 06/14/19.............................   19,710   19,793,038
    4.500%, 09/13/19.............................   16,900   18,088,002
    4.125%, 12/13/19.............................   18,215   19,420,378
    1.875%, 03/13/20.............................   86,165   86,887,494
    4.125%, 03/13/20.............................  104,395  111,860,286
    3.000%, 03/18/20.............................   12,665   13,168,345
    3.375%, 06/12/20.............................   19,965   20,995,274
    2.875%, 09/11/20.............................   10,295   10,707,932
    4.625%, 09/11/20.............................   17,970   19,710,466
    3.125%, 12/11/20.............................    4,205    4,412,883
    5.250%, 12/11/20.............................    5,290    5,951,345
    1.750%, 03/12/21.............................   28,330   28,329,632
    5.000%, 03/12/21.............................    3,645    4,073,940
    2.250%, 06/11/21.............................   49,035   49,923,906
    3.625%, 06/11/21.............................    7,030    7,536,547
    5.625%, 06/11/21.............................   25,905   29,834,219
    2.375%, 09/10/21.............................   27,565   28,214,542
    3.000%, 09/10/21.............................   21,875   22,889,606
    2.625%, 12/10/21.............................   75,370   77,774,831
    5.000%, 12/10/21.............................   31,875   36,232,568
    2.250%, 03/11/22.............................    7,005    7,101,949
    2.500%, 03/11/22.............................    7,705    7,901,863
    5.250%, 06/10/22.............................    5,780    6,687,581
    5.750%, 06/10/22.............................   13,660   16,013,727
    2.000%, 09/09/22.............................   11,365   11,360,534
    5.375%, 09/30/22.............................   44,400   52,129,418
    5.250%, 12/09/22.............................   10,510   12,296,048
    2.125%, 03/10/23.............................   10,000   10,019,110
    4.750%, 03/10/23.............................   34,465   39,492,341
    3.250%, 06/09/23.............................   24,520   26,173,580
    2.500%, 12/08/23.............................   10,000   10,163,210
    2.875%, 06/14/24.............................   23,000   23,702,673
    5.375%, 08/15/24.............................   29,950   36,036,229
    5.365%, 09/09/24.............................    1,400    1,684,449
    4.375%, 03/13/26.............................   14,080   16,005,004
    5.750%, 06/12/26.............................    8,080   10,056,820
Tennessee Valley Authority
    3.875%, 02/15/21.............................   74,241   80,067,211

                                                     FACE
                                                    AMOUNT        VALUE+
                                                    ------        ------
                                                    (000)
    1.875%, 08/15/22............................. $    89,450 $   88,563,640
    2.875%, 09/15/24.............................     117,875    121,805,895
    6.750%, 11/01/25.............................      47,282     62,168,738
    2.875%, 02/01/27.............................      50,000     50,796,150
    7.125%, 05/01/30.............................      15,000     21,728,325
                                                              --------------
TOTAL AGENCY OBLIGATIONS.........................              1,498,244,014
                                                              --------------

U.S. TREASURY OBLIGATIONS -- (63.6%)
U.S. Treasury Bonds
    8.125%, 05/15/21.............................      61,583     76,993,035
    8.125%, 08/15/21.............................      90,711    114,557,853
    7.250%, 08/15/22.............................      65,541     83,208,506
    6.250%, 08/15/23.............................     100,259    125,492,310
    7.500%, 11/15/24.............................      92,352    127,186,617
    6.875%, 08/15/25.............................      75,630    102,684,744
    6.000%, 02/15/26.............................      88,833    115,662,799
    6.750%, 08/15/26.............................      98,183    135,331,146
    6.625%, 02/15/27.............................      98,828    136,621,310
    5.250%, 11/15/28.............................      95,132    122,668,372
    5.250%, 02/15/29.............................      98,750    127,827,622
    6.125%, 08/15/29.............................     102,528    143,346,960
    6.250%, 05/15/30.............................     107,289    153,478,345
    5.375%, 02/15/31.............................     100,000    134,875,000
U.S. Treasury Notes
    3.125%, 05/15/21.............................     106,635    112,582,996
    2.000%, 10/31/21.............................      64,843     65,473,526
    1.500%, 02/28/23.............................      94,000     91,561,828
    1.500%, 03/31/23.............................      89,000     86,601,183
    1.250%, 07/31/23.............................      62,000     59,151,844
    1.625%, 10/31/23.............................      74,000     72,100,864
    2.750%, 11/15/23.............................      87,000     90,721,251
    2.750%, 02/15/24.............................     105,538    110,019,458
    2.500%, 05/15/24.............................      13,000     13,338,715
    2.250%, 11/15/24.............................      85,500     86,061,051
    2.125%, 05/15/25.............................      15,000     14,909,760
    2.000%, 08/15/25.............................     144,000    141,536,304
                                                              --------------
TOTAL U.S. TREASURY OBLIGATIONS..................              2,643,993,399
                                                              --------------
TOTAL INVESTMENT SECURITIES......................              4,142,237,413
                                                              --------------

                                                    SHARES
                                                    ------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional U.S. Government
     Money Market Fund, 0.680%...................  10,403,081     10,403,081
                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,139,030,368)..........................              $4,152,640,494
                                                              ==============

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                             -------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                             ----------- -------------- ------- --------------
 Agency Obligations.........          -- $1,498,244,014   --    $1,498,244,014
 U.S. Treasury Obligations..          --  2,643,993,399   --     2,643,993,399
 Temporary Cash Investments. $10,403,081             --   --        10,403,081
                             ----------- --------------   --    --------------
 TOTAL...................... $10,403,081 $4,142,237,413   --    $4,152,640,494
                             =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
AGENCY OBLIGATIONS -- (1.8%)
Federal Home Loan Bank
    4.875%, 05/17/17............................. $ 2,700 $ 2,704,992
    1.875%, 03/08/19.............................   7,155   7,222,937
    1.375%, 02/18/21.............................   5,000   4,938,425
Federal Home Loan Mortgage Corp.
    1.000%, 07/28/17.............................     982     982,267
    1.000%, 09/29/17.............................     764     764,005
    1.750%, 05/30/19.............................   4,471   4,505,726
Federal National Mortgage Association
#   1.875%, 02/19/19.............................  16,942  17,099,391
#   1.500%, 06/22/20.............................  48,451  48,379,050
Tennessee Valley Authority
    1.750%, 10/15/18.............................   8,303   8,356,422
                                                          -----------
TOTAL AGENCY OBLIGATIONS.........................          94,953,215
                                                          -----------

BONDS -- (96.4%)
21st Century Fox America, Inc.
    6.900%, 03/01/19.............................   3,075   3,338,392
    5.650%, 08/15/20.............................   4,210   4,637,517
    4.500%, 02/15/21.............................   7,638   8,203,686
ABB Finance USA, Inc.
    1.625%, 05/08/17.............................     193     193,011
Abbott Laboratories
    5.125%, 04/01/19.............................   1,348   1,424,058
    2.000%, 03/15/20.............................  13,567  13,559,226
    4.125%, 05/27/20.............................   3,000   3,153,255
    2.800%, 09/15/20.............................   2,490   2,518,550
AbbVie, Inc.
    2.500%, 05/14/20.............................  24,891  25,109,145
Actavis, Inc.
    1.875%, 10/01/17.............................  10,311  10,319,146
Advance Auto Parts, Inc.
    5.750%, 05/01/20.............................   2,825   3,066,693
Aetna, Inc.
    2.200%, 03/15/19.............................  10,171  10,230,755
Agence Francaise de Developpement
    1.625%, 01/21/20.............................  25,000  24,807,550
Agilent Technologies, Inc.
    6.500%, 11/01/17.............................   1,754   1,793,174
    5.000%, 07/15/20.............................   1,690   1,825,589
Air Products & Chemicals, Inc.
    3.000%, 11/03/21.............................   5,000   5,166,665
Airgas, Inc.
    3.050%, 08/01/20.............................   6,528   6,705,398
Alberta, Province of Canada
    1.900%, 12/06/19.............................  10,000  10,029,470
    1.750%, 08/26/20.............................  15,000  14,932,275
Alphabet, Inc.
    3.625%, 05/19/21.............................   1,000   1,065,102

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
Altria Group, Inc.
    2.625%, 01/14/20............................. $ 5,000 $ 5,076,060
Amazon.com, Inc.
    2.600%, 12/05/19.............................  11,705  11,937,894
Ameren Corp.
    2.700%, 11/15/20.............................   1,000   1,013,291
American Express Credit Corp.
    2.600%, 09/14/20.............................  13,925  14,109,924
American International Group, Inc.
    2.300%, 07/16/19.............................   9,017   9,055,169
    3.375%, 08/15/20.............................   3,000   3,089,232
    6.400%, 12/15/20.............................  11,283  12,778,381
Ameriprise Financial, Inc.
    5.300%, 03/15/20.............................   6,957   7,556,318
AmerisourceBergen Corp.
    3.500%, 11/15/21.............................   2,000   2,082,562
Amgen, Inc.
    2.200%, 05/22/19.............................  10,625  10,693,329
    3.450%, 10/01/20.............................   4,990   5,202,599
    4.100%, 06/15/21.............................   5,000   5,309,840
Amphenol Corp.
    2.550%, 01/30/19.............................     452     456,816
Anheuser-Busch InBev Finance, Inc.
    2.650%, 02/01/21.............................   5,000   5,061,965
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   4,052   4,052,507
    5.375%, 01/15/20.............................   3,933   4,273,496
Anthem, Inc.
    5.875%, 06/15/17.............................   1,358   1,365,017
    2.250%, 08/15/19.............................  14,691  14,750,910
AP Moeller - Maersk A.S.
##  2.875%, 09/28/20.............................   3,000   3,047,520
Apache Corp.
    6.900%, 09/15/18.............................     200     213,037
Apple, Inc.
    2.100%, 05/06/19.............................  40,000  40,422,560
    2.000%, 05/06/20.............................   2,978   2,997,792
    2.250%, 02/23/21.............................   4,000   4,040,152
    2.850%, 05/06/21.............................  29,000  29,876,902
    1.550%, 08/04/21.............................  10,000   9,792,300
    2.500%, 02/09/22.............................  12,191  12,375,767
Applied Materials, Inc.
    2.625%, 10/01/20.............................   5,090   5,181,676
Arizona Public Service Co.
    8.750%, 03/01/19.............................   1,788   2,008,679
Asian Development Bank
    1.750%, 09/11/18.............................   7,409   7,454,076
    1.875%, 04/12/19.............................  17,884  18,023,728
    1.625%, 03/16/21.............................   6,000   5,950,482
Associated Banc-Corp
    2.750%, 11/15/19.............................     447     450,724

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT    VALUE+
                                                   ------    ------
                                                   (000)
Assurant, Inc.
     2.500%, 03/15/18............................. $ 5,303 $ 5,333,545
AstraZeneca P.L.C.
     2.375%, 11/16/20.............................  23,256  23,422,652
AT&T, Inc.
     5.500%, 02/01/18.............................   4,645   4,775,724
     5.800%, 02/15/19.............................   3,751   3,995,419
     4.600%, 02/15/21.............................   8,793   9,368,493
     3.800%, 03/15/22.............................   7,000   7,265,426
Australia & New Zealand Banking Group, Ltd.
     2.250%, 06/13/19.............................  40,154  40,411,427
     2.700%, 11/16/20.............................   1,000   1,012,251
Autodesk, Inc.
     1.950%, 12/15/17.............................   3,554   3,556,264
     3.125%, 06/15/20.............................  14,337  14,623,052
Bank Nederlandse Gemeenten NV
     1.375%, 09/27/17.............................  11,622  11,624,743
     1.375%, 03/19/18.............................  20,754  20,756,262
     4.375%, 02/16/21.............................  11,000  11,919,666
     1.625%, 04/19/21.............................  20,000  19,661,480
###  2.375%, 02/01/22.............................  19,000  19,193,325
Bank of America Corp.
     2.650%, 04/01/19.............................   5,365   5,428,189
     2.625%, 10/19/20.............................   5,000   5,032,185
Bank of Montreal
     2.375%, 01/25/19.............................     273     275,510
     2.100%, 12/12/19.............................   5,041   5,066,084
#    1.900%, 08/27/21.............................  32,954  32,407,886
Bank of New York Mellon Corp. (The)
     5.450%, 05/15/19.............................   2,309   2,471,912
     2.150%, 02/24/20.............................  23,063  23,234,635
Bank of Nova Scotia (The)
     2.050%, 06/05/19.............................   1,788   1,793,680
     2.350%, 10/21/20.............................   1,315   1,322,189
     2.450%, 03/22/21.............................  37,679  37,896,822
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##   2.350%, 09/08/19.............................  13,163  13,190,326
Barclays P.L.C.
     2.750%, 11/08/19.............................  26,424  26,678,622
Baxalta, Inc.
     2.875%, 06/23/20.............................   4,024   4,088,951
Bayer U.S. Finance LLC
##   2.375%, 10/08/19.............................   5,616   5,654,357
BB&T Corp.
     2.450%, 01/15/20.............................  13,289  13,454,568
Beam Suntory, Inc.
     1.750%, 06/15/18.............................  16,605  16,550,486
Becton Dickinson and Co.
     3.125%, 11/08/21.............................   6,750   6,789,015
Berkshire Hathaway Finance Corp.
     1.600%, 05/15/17.............................     258     258,060
     2.900%, 10/15/20.............................   5,000   5,170,750
Berkshire Hathaway, Inc.
     2.100%, 08/14/19.............................  24,591  24,796,581

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
#   2.200%, 03/15/21............................. $ 8,295 $ 8,347,258
Biogen, Inc.
    2.900%, 09/15/20.............................  19,046  19,424,177
BlackRock, Inc.
    5.000%, 12/10/19.............................   3,443   3,722,640
    4.250%, 05/24/21.............................   2,850   3,065,677
BNP Paribas SA
    2.450%, 03/17/19.............................   7,836   7,899,824
Boeing Capital Corp.
    2.900%, 08/15/18.............................     169     171,926
Boston Scientific Corp.
    2.850%, 05/15/20.............................   9,273   9,406,095
BP Capital Markets P.L.C.
    4.750%, 03/10/19.............................     894     940,965
#   2.315%, 02/13/20.............................  18,559  18,736,944
BPCE SA
    2.500%, 12/10/18.............................   1,250   1,258,700
    2.500%, 07/15/19.............................   4,024   4,046,647
    2.250%, 01/27/20.............................  18,309  18,256,966
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................   1,402   1,411,822
Buckeye Partners L.P.
    2.650%, 11/15/18.............................     889     894,562
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.............................   2,630   2,813,850
Caisse d'Amortissement de la Dette Sociale
    2.000%, 04/17/20.............................  17,000  17,075,650
    2.000%, 03/22/21.............................  25,435  25,352,082
Canadian Pacific Railway Co.
    7.250%, 05/15/19.............................   2,576   2,836,673
Capital One Bank USA NA
    2.300%, 06/05/19.............................   4,471   4,478,136
Capital One Financial Corp.
    2.450%, 04/24/19.............................  11,883  11,954,167
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................     360     363,528
CBS Corp.
    2.300%, 08/15/19.............................  14,110  14,193,432
    5.750%, 04/15/20.............................   1,341   1,471,462
Celgene Corp.
    2.250%, 05/15/19.............................   2,683   2,697,875
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17.............................     457     466,258
Chevron Corp.
    1.718%, 06/24/18.............................  31,067  31,172,441
    1.961%, 03/03/20.............................  19,050  19,094,501
    1.991%, 03/03/20.............................   2,500   2,511,548
    2.419%, 11/17/20.............................  37,151  37,567,277
    2.100%, 05/16/21.............................  25,500  25,431,099
    2.498%, 03/03/22.............................  10,030  10,110,210
Chubb INA Holdings, Inc.
    2.300%, 11/03/20.............................   8,000   8,039,160
Cisco Systems, Inc.
    2.125%, 03/01/19.............................  24,144  24,393,166
    4.450%, 01/15/20.............................   4,896   5,236,110

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
    2.450%, 06/15/20............................. $ 3,395 $ 3,456,056
    2.200%, 02/28/21.............................  49,100  49,365,631
    1.850%, 09/20/21.............................  17,845  17,642,209
Citigroup, Inc.
    2.500%, 09/26/18.............................  10,282  10,366,477
    2.550%, 04/08/19.............................   8,942   9,028,380
Citizens Bank NA
    2.450%, 12/04/19.............................   3,733   3,761,628
CNA Financial Corp.
    7.350%, 11/15/19.............................   7,117   8,001,551
    5.875%, 08/15/20.............................   1,000   1,108,084
Coca-Cola Co. (The)
    1.150%, 04/01/18.............................   3,593   3,587,413
    1.875%, 10/27/20.............................  16,673  16,706,479
    3.150%, 11/15/20.............................   1,020   1,067,610
    1.550%, 09/01/21.............................   2,500   2,453,313
    3.300%, 09/01/21.............................  10,000  10,481,390
Coca-Cola European Partners US LLC
    3.500%, 09/15/20.............................   4,591   4,750,932
Colgate-Palmolive Co.
    1.750%, 03/15/19.............................   1,565   1,570,938
Comerica, Inc.
    2.125%, 05/23/19.............................   2,057   2,055,626
Commonwealth Bank of Australia
    2.500%, 09/20/18.............................   8,634   8,735,070
    2.250%, 03/13/19.............................   4,471   4,501,711
    2.300%, 09/06/19.............................  38,525  38,769,326
##  2.250%, 03/10/20.............................   5,000   5,019,740
    2.300%, 03/12/20.............................   4,500   4,523,373
    2.400%, 11/02/20.............................  10,000  10,017,660
##  2.000%, 09/06/21.............................   5,000   4,898,225
##  2.750%, 03/10/22.............................   6,500   6,553,040
ConocoPhillips
    6.000%, 01/15/20.............................   1,341   1,481,459
ConocoPhillips Co.
    1.050%, 12/15/17.............................  15,482  15,434,161
    1.500%, 05/15/18.............................   1,288   1,286,868
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................  36,077  36,330,802
    2.500%, 01/19/21.............................  15,000  15,092,700
    2.750%, 01/10/22.............................   5,928   6,002,112
Corning, Inc.
    4.250%, 08/15/20.............................   2,850   3,017,392
Costco Wholesale Corp.
    1.700%, 12/15/19.............................       2       2,000
CPPIB Capital, Inc.
##  2.250%, 01/25/22.............................   7,000   7,041,083
Crane Co.
    2.750%, 12/15/18.............................  13,057  13,233,113
Credit Suisse AG
    2.300%, 05/28/19.............................  22,132  22,267,625
    5.300%, 08/13/19.............................   3,130   3,350,944
CVS Health Corp.
    2.250%, 12/05/18.............................   1,672   1,684,239
    2.250%, 08/12/19.............................   5,370   5,415,274

                                                    FACE
                                                   AMOUNT    VALUE+
                                                   ------    ------
                                                   (000)
Daimler Finance North America LLC
##   1.650%, 03/02/18............................. $ 4,161 $ 4,159,477
Daimler Finance North America LLC
##   2.250%, 03/02/20.............................   9,750   9,765,044
Danone SA
##   2.077%, 11/02/21.............................   5,000   4,888,430
Danske Bank A.S.
###  2.750%, 09/17/20.............................  15,822  16,052,147
Deutsche Bank AG
     6.000%, 09/01/17.............................  10,004  10,144,526
     2.500%, 02/13/19.............................   5,942   5,954,538
     2.500%, 02/13/19.............................   1,650   1,653,600
     3.125%, 01/13/21.............................   4,900   4,903,714
Deutsche Telekom International Finance BV
     6.000%, 07/08/19.............................   6,741   7,299,950
##   1.950%, 09/19/21.............................   2,535   2,458,134
Development Bank of Japan, Inc.
     1.875%, 10/03/18.............................   4,890   4,893,858
Dollar General Corp.
     1.875%, 04/15/18.............................  10,692  10,707,707
Dominion Gas Holdings LLC
     2.800%, 11/15/20.............................   5,000   5,067,930
Dominion Resources, Inc.
     2.500%, 12/01/19.............................   7,881   7,960,685
Dow Chemical Co. (The)
     4.250%, 11/15/20.............................   7,657   8,123,097
Dr. Pepper Snapple Group, Inc.
     2.600%, 01/15/19.............................     939     951,099
     2.000%, 01/15/20.............................     747     745,178
DTE Energy Co.
     2.400%, 12/01/19.............................  18,342  18,456,014
Duke Energy Corp.
     1.625%, 08/15/17.............................   4,196   4,199,189
     2.100%, 06/15/18.............................     181     181,638
     5.050%, 09/15/19.............................     586     624,712
Eastman Chemical Co.
     2.700%, 01/15/20.............................   3,756   3,816,509
eBay, Inc.
     1.350%, 07/15/17.............................   1,424   1,423,661
     2.200%, 08/01/19.............................   4,918   4,937,997
EI du Pont de Nemours & Co.
     6.000%, 07/15/18.............................   8,215   8,629,857
     4.625%, 01/15/20.............................   1,289   1,373,589
     4.250%, 04/01/21.............................   3,035   3,235,486
Electricite de France SA
##   2.350%, 10/13/20.............................   1,500   1,505,142
Electronic Arts, Inc.
     3.700%, 03/01/21.............................  11,879  12,357,961
EMD Finance LLC
##   2.400%, 03/19/20.............................   1,755   1,759,914
Enterprise Products Operating LLC
     5.250%, 01/31/20.............................   1,788   1,931,637
EOG Resources, Inc.
     5.875%, 09/15/17.............................   8,178   8,304,980

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT     VALUE+
                                                  ------     ------
                                                  (000)
ERAC USA Finance LLC
##  2.350%, 10/15/19............................. $ 7,283 $  7,289,496
European Investment Bank
#   1.125%, 09/15/17.............................   2,490    2,489,400
    1.875%, 03/15/19.............................   4,471    4,500,267
    1.625%, 03/16/20.............................  10,000    9,963,230
    2.875%, 09/15/20.............................   9,000    9,302,085
    1.625%, 12/15/20.............................   8,000    7,935,048
    2.000%, 03/15/21.............................   5,000    5,021,225
    1.375%, 09/15/21.............................  38,000   37,078,842
Eversource Energy
    2.500%, 03/15/21.............................   5,500    5,487,031
Exelon Corp.
    2.850%, 06/15/20.............................   1,399    1,423,628
    2.450%, 04/15/21.............................   1,560    1,551,192
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................   7,064    7,173,209
Export Development Canada
    1.375%, 10/21/21.............................   7,800    7,611,357
Express Scripts Holding Co.
    2.250%, 06/15/19.............................  12,876   12,916,276
    3.900%, 02/15/22.............................   1,000    1,041,420
Exxon Mobil Corp.
    1.305%, 03/06/18.............................  10,307   10,306,691
    1.819%, 03/15/19.............................  21,614   21,726,933
#   1.912%, 03/06/20.............................   8,143    8,188,316
    2.222%, 03/01/21.............................  45,395   45,704,185
FedEx Corp.
    2.300%, 02/01/20.............................   4,340    4,386,377
Fidelity National Information Services, Inc.
    3.625%, 10/15/20.............................  11,503   11,990,440
    2.250%, 08/15/21.............................   2,500    2,470,085
Fifth Third Bancorp
    2.300%, 03/01/19.............................   9,810    9,871,116
Fiserv, Inc.
    2.700%, 06/01/20.............................   4,460    4,526,146
FMS Wertmanagement AoeR
    1.000%, 11/21/17.............................  10,755   10,743,137
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................  17,685   18,232,864
#   2.459%, 03/27/20.............................   5,365    5,355,987
    3.157%, 08/04/20.............................  11,533   11,736,108
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.............................   6,500    6,589,310
GATX Corp.
    2.500%, 03/15/19.............................   6,703    6,765,204
GE Capital International Funding Co., Unlimited
 Co.
    2.342%, 11/15/20.............................  99,970  100,730,972
General Mills, Inc.
    2.200%, 10/21/19.............................   4,867    4,888,176
General Motors Financial Co., Inc.
    3.200%, 07/06/21.............................   4,759    4,801,760
    3.450%, 01/14/22.............................   2,000    2,027,904

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
Gilead Sciences, Inc.
    2.550%, 09/01/20............................. $ 2,000 $ 2,026,448
#   4.500%, 04/01/21.............................   1,198   1,292,655
Goldman Sachs Group, Inc. (The)
    7.500%, 02/15/19.............................   8,000   8,759,472
    2.550%, 10/23/19.............................   6,000   6,060,780
    2.750%, 09/15/20.............................  10,000  10,103,040
    2.625%, 04/25/21.............................     502     502,516
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................  21,047  20,990,320
Harris Corp.
    2.700%, 04/27/20.............................   4,247   4,295,649
Hartford Financial Services Group, Inc. (The)
    5.500%, 03/30/20.............................   5,100   5,569,016
Heineken NV
##  1.400%, 10/01/17.............................   1,775   1,774,333
Hershey Co. (The)
    4.125%, 12/01/20.............................     700     751,999
Hewlett Packard Enterprise Co.
#   3.600%, 10/15/20.............................  10,000  10,359,290
Home Depot, Inc. (The)
    2.000%, 06/15/19.............................  14,484  14,605,854
HSBC USA, Inc.
    2.375%, 11/13/19.............................   2,683   2,694,698
    2.350%, 03/05/20.............................   8,942   8,976,945
Humana, Inc.
    2.625%, 10/01/19.............................   3,845   3,894,001
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................  22,992  23,196,008
Iberdrola Finance Ireland, Ltd.
##  5.000%, 09/11/19.............................   6,662   7,077,029
Imperial Brands Finance P.L.C.
##  2.950%, 07/21/20.............................   3,577   3,628,977
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................   2,236   2,431,026
ING Bank NV
##  2.500%, 10/01/19.............................   1,025   1,032,391
##  2.750%, 03/22/21.............................   6,000   6,028,668
Integrys Holding, Inc.
    4.170%, 11/01/20.............................   1,000   1,056,538
Intel Corp.
    2.450%, 07/29/20.............................  12,471  12,725,109
Inter-American Development Bank
    0.875%, 03/15/18.............................   8,303   8,274,247
    1.875%, 06/16/20.............................   7,000   7,037,282
    2.125%, 11/09/20.............................  35,000  35,398,020
Intercontinental Exchange, Inc.
    2.500%, 10/15/18.............................   7,996   8,089,553
International Bank for Reconstruction &
 Development
    2.250%, 06/24/21.............................   6,000   6,084,630
International Business Machines Corp.
#   1.950%, 02/12/19.............................  10,697  10,776,757
    1.875%, 05/15/19.............................   4,511   4,537,069

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
    1.625%, 05/15/20............................. $ 5,859 $ 5,821,637
    2.250%, 02/19/21.............................   4,000   4,036,124
#   2.500%, 01/27/22.............................   5,000   5,062,500
International Finance Corp.
    0.875%, 06/15/18.............................   2,490   2,478,715
Intesa Sanpaolo SpA
    3.875%, 01/16/18.............................   1,797   1,818,541
Japan Finance Organization for Municipalities
    2.500%, 09/12/18.............................   6,886   6,928,659
    2.125%, 03/06/19.............................   4,472   4,467,009
Jefferies Group LLC
    5.125%, 04/13/18.............................   1,557   1,604,088
Jersey Central Power & Light Co.
    7.350%, 02/01/19.............................   7,492   8,130,708
John Deere Capital Corp.
    2.050%, 03/10/20.............................  29,509  29,616,649
Johnson & Johnson
    1.650%, 03/01/21.............................   9,000   8,915,463
    2.250%, 03/03/22.............................   5,000   5,049,040
JPMorgan Chase & Co.
    6.300%, 04/23/19.............................     894     968,097
    2.250%, 01/23/20.............................   6,729   6,757,161
    2.550%, 10/29/20.............................  11,000  11,095,007
    4.350%, 08/15/21.............................   4,994   5,358,257
Kellogg Co.
    1.750%, 05/17/17.............................   1,076   1,076,160
KeyBank NA
    2.500%, 12/15/19.............................   4,467   4,520,278
KeyCorp
    2.900%, 09/15/20.............................  11,259  11,462,506
    5.100%, 03/24/21.............................   8,008   8,769,945
KFW
    1.500%, 04/20/20.............................  22,500  22,388,580
KLA-Tencor Corp.
    3.375%, 11/01/19.............................   2,696   2,771,332
Kommunalbanken A.S.
    1.000%, 09/26/17.............................   3,322   3,319,130
    1.000%, 03/15/18.............................  24,908  24,835,144
    1.750%, 05/28/19.............................  17,884  17,922,558
    1.625%, 02/10/21.............................  15,000  14,812,560
Kommunekredit
    1.125%, 03/15/18.............................   8,303   8,286,294
Kommuninvest I Sverige AB
    1.000%, 10/24/17.............................  20,606  20,578,388
    2.000%, 11/12/19.............................   9,471   9,550,945
Kreditanstalt fuer Wiederaufbau
    1.875%, 04/01/19.............................   6,259   6,305,836
Kroger Co. (The)
    2.300%, 01/15/19.............................  12,172  12,249,536
L3 Technologies, Inc.
    4.750%, 07/15/20.............................   4,650   4,969,153
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................  17,349  17,389,284
    2.625%, 02/01/20.............................   7,623   7,677,786

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
Lam Research Corp.
    2.750%, 03/15/20............................. $ 8,942 $ 9,062,824
Landeskreditbank Baden- Wuerttemberg Foerderbank
    1.375%, 07/21/21.............................   5,000   4,861,700
Legg Mason, Inc.
    2.700%, 07/15/19.............................   9,258   9,347,719
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21.............................   2,500   2,718,385
Lincoln National Corp.
    6.250%, 02/15/20.............................   3,215   3,540,239
    4.850%, 06/24/21.............................   1,270   1,374,800
Lloyds Bank P.L.C.
    2.700%, 08/17/20.............................   1,600   1,622,293
Lloyds Banking Group P.L.C.
    3.100%, 07/06/21.............................   6,750   6,857,960
    3.000%, 01/11/22.............................   1,000   1,006,535
Lockheed Martin Corp.
    2.500%, 11/23/20.............................   7,500   7,588,095
LyondellBasell Industries NV
    5.000%, 04/15/19.............................   3,490   3,666,179
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................  20,235  20,518,270
Macy's Retail Holdings, Inc.
    3.450%, 01/15/21.............................     500     504,842
Manufacturers & Traders Trust Co.
    2.250%, 07/25/19.............................   4,030   4,060,701
    2.100%, 02/06/20.............................  29,557  29,574,350
Marriott International, Inc.
    6.750%, 05/15/18.............................   4,264   4,473,286
    3.000%, 03/01/19.............................   4,835   4,921,648
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.............................   4,471   4,502,293
    2.350%, 03/06/20.............................   1,000   1,006,739
    2.750%, 01/30/22.............................   4,650   4,697,718
MasterCard, Inc.
    2.000%, 04/01/19.............................   9,504   9,575,822
Mattel, Inc.
    1.700%, 03/15/18.............................   4,887   4,880,774
    2.350%, 05/06/19.............................  20,051  20,099,564
    2.350%, 08/15/21.............................  11,000  10,770,155
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................   5,464   5,508,488
McDonald's Corp.
    5.350%, 03/01/18.............................   1,314   1,354,198
    3.500%, 07/15/20.............................   5,678   5,929,098
McKesson Corp.
    1.400%, 03/15/18.............................   5,399   5,387,452
Medtronic, Inc.
    2.500%, 03/15/20.............................   5,195   5,292,095
Merck & Co., Inc.
    1.850%, 02/10/20.............................   4,450   4,474,101
MetLife, Inc.
    7.717%, 02/15/19.............................   2,743   3,022,391
Microsoft Corp.
    1.625%, 12/06/18.............................   7,227   7,261,408
    1.850%, 02/12/20.............................  21,640  21,699,510

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
    3.000%, 10/01/20............................. $ 5,000 $ 5,197,755
    2.000%, 11/03/20.............................  33,993  34,158,546
    1.550%, 08/08/21.............................  10,978  10,761,591
Mitsubishi UFJ Financial Group, Inc.
    2.950%, 03/01/21.............................   3,000   3,042,540
Mizuho Bank, Ltd.
##  2.450%, 04/16/19.............................   5,052   5,079,973
##  2.700%, 10/20/20.............................  11,960  12,032,059
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21.............................   5,000   4,993,715
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................     818     818,000
    2.100%, 07/15/21.............................   3,000   2,947,023
Mondelez International Holdings Netherlands BV
##  2.000%, 10/28/21.............................  13,012  12,612,323
Monsanto Co.
    1.850%, 11/15/18.............................  25,011  24,951,499
    2.125%, 07/15/19.............................   2,236   2,241,203
Morgan Stanley
    7.300%, 05/13/19.............................   4,365   4,813,639
Municipality Finance P.L.C.
    1.125%, 04/17/18.............................  10,755  10,730,070
    1.500%, 03/23/20.............................  10,000   9,923,760
    1.375%, 09/21/21.............................   7,500   7,267,778
Mylan NV
    3.750%, 12/15/20.............................   6,065   6,264,047
Mylan, Inc.
    2.550%, 03/28/19.............................  11,679  11,733,739
National Australia Bank, Ltd.
    2.250%, 07/01/19.............................  15,626  15,713,271
##  2.400%, 12/09/19.............................   8,492   8,540,736
    2.625%, 07/23/20.............................   5,339   5,402,347
    2.625%, 01/14/21.............................   2,000   2,014,768
    1.875%, 07/12/21.............................   5,500   5,377,961
    2.800%, 01/10/22.............................  14,500  14,695,982
Nationwide Building Society
##  2.350%, 01/21/20.............................     480     481,514
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19.............................  53,652  53,893,702
    1.625%, 03/04/20.............................  30,000  29,839,740
Nestle Holdings, Inc.
    1.875%, 03/09/21.............................  10,000   9,939,390
NetApp, Inc.
    2.000%, 12/15/17.............................   8,303   8,321,175
    3.375%, 06/15/21.............................   8,650   8,834,911
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................   9,378   9,449,038
NiSource Finance Corp.
    6.400%, 03/15/18.............................     992   1,030,858
Nissan Motor Acceptance Corp.
##  2.550%, 03/08/21.............................  16,249  16,320,593
Nomura Holdings, Inc.
    2.750%, 03/19/19.............................  17,440  17,609,831

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
Nordea Bank AB
    1.625%, 05/15/18............................. $ 1,923 $ 1,922,465
    2.375%, 04/04/19.............................  15,005  15,115,842
##  2.500%, 09/17/20.............................   6,000   6,041,148
Nordic Investment Bank
    1.875%, 06/14/19.............................   9,471   9,535,412
    2.125%, 02/01/22.............................   7,500   7,559,797
Nordstrom, Inc.
    4.750%, 05/01/20.............................  13,135  13,981,249
NRW Bank
    1.875%, 07/01/19.............................  17,884  17,925,920
Nucor Corp.
    5.750%, 12/01/17.............................   1,992   2,037,282
NVIDIA Corp.
    2.200%, 09/16/21.............................   1,830   1,811,133
Occidental Petroleum Corp.
    4.100%, 02/01/21.............................     542     575,865
Oesterreichische Kontrollbank AG
    1.125%, 05/29/18.............................  16,605  16,561,063
Omnicom Group, Inc.
    4.450%, 08/15/20.............................     550     587,094
ONE Gas, Inc.
    2.070%, 02/01/19.............................   4,199   4,212,092
Oracle Corp.
    2.800%, 07/08/21.............................   6,536   6,705,112
#   1.900%, 09/15/21.............................  97,577  96,615,184
Pacific Gas & Electric Co.
    3.500%, 10/01/20.............................     900     935,919
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  2.500%, 06/15/19.............................   5,000   5,027,470
##  3.050%, 01/09/20.............................     828     842,368
##  3.375%, 02/01/22.............................  10,000  10,225,760
Pernod Ricard SA
##  5.750%, 04/07/21.............................     620     692,845
Perrigo Finance Unlimited Co.
    3.500%, 03/15/21.............................  12,000  12,301,116
Petro-Canada
    6.050%, 05/15/18.............................   4,982   5,195,942
Pfizer, Inc.
    2.100%, 05/15/19.............................   8,942   9,023,605
    1.950%, 06/03/21.............................  27,847  27,828,203
    2.200%, 12/15/21.............................  10,000  10,045,980
Phillips 66 Partners L.P.
#   2.646%, 02/15/20.............................   6,873   6,908,444
PNC Bank NA
    2.400%, 10/18/19.............................  17,154  17,333,791
    2.300%, 06/01/20.............................   1,200   1,206,761
    2.600%, 07/21/20.............................   4,800   4,871,928
Procter & Gamble Co. (The)
    1.850%, 02/02/21.............................   8,670   8,627,855
Progress Energy, Inc.
    4.875%, 12/01/19.............................   4,672   4,969,279
Progressive Corp. (The)
    3.750%, 08/23/21.............................     706     747,950

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
Province of Manitoba Canada
    2.050%, 11/30/20............................. $ 3,800 $ 3,821,478
Province of Ontario Canada
    1.650%, 09/27/19.............................   4,471   4,463,212
    4.000%, 10/07/19.............................   5,000   5,268,155
    4.400%, 04/14/20.............................  28,000  30,016,028
    1.875%, 05/21/20.............................  15,000  15,010,350
    2.500%, 09/10/21.............................  49,530  50,317,676
Province of Quebec Canada
    3.500%, 07/29/20.............................  53,000  55,704,113
    2.750%, 08/25/21.............................  10,000  10,282,700
    2.375%, 01/31/22.............................  40,718  41,133,527
Prudential Financial, Inc.
    2.350%, 08/15/19.............................  13,413  13,529,626
    5.375%, 06/21/20.............................   1,700   1,864,443
    4.500%, 11/15/20.............................   7,000   7,544,516
PSEG Power LLC
    2.450%, 11/15/18.............................   6,831   6,867,887
    5.125%, 04/15/20.............................  11,108  11,963,883
Puget Energy, Inc.
    6.500%, 12/15/20.............................   3,363   3,793,306
QUALCOMM, Inc.
#   2.250%, 05/20/20.............................   8,235   8,287,704
Raytheon Co.
    3.125%, 10/15/20.............................   3,000   3,106,758
Regions Financial Corp.
#   3.200%, 02/08/21.............................  10,500  10,733,898
Republic Services, Inc.
    3.800%, 05/15/18.............................   4,507   4,598,118
    5.500%, 09/15/19.............................   5,333   5,756,611
Reynolds American, Inc.
    2.300%, 08/21/17.............................   8,891   8,910,525
Roper Technologies, Inc.
    2.050%, 10/01/18.............................   1,565   1,569,609
    2.800%, 12/15/21.............................   1,000   1,005,589
Royal Bank of Canada
    2.125%, 03/02/20.............................  22,338  22,403,450
    2.150%, 03/06/20.............................   3,715   3,725,718
    2.350%, 10/30/20.............................   7,428   7,485,010
    2.500%, 01/19/21.............................  12,750  12,877,576
    2.750%, 02/01/22.............................  24,000  24,415,680
Ryder System, Inc.
    2.500%, 03/01/18.............................   2,902   2,917,598
    2.650%, 03/02/20.............................   7,000   7,066,955
Sanofi
    4.000%, 03/29/21.............................  11,950  12,728,758
Santander Holdings USA, Inc.
    2.650%, 04/17/20.............................   3,000   2,992,620
Santander UK Group Holdings P.L.C.
    3.125%, 01/08/21.............................  15,000  15,111,225
Santander UK P.L.C.
    2.375%, 03/16/20.............................   2,824   2,840,444
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................  19,864  20,094,601
Sempra Energy
    2.850%, 11/15/20.............................   5,400   5,482,852

                                                    FACE
                                                   AMOUNT    VALUE+
                                                   ------    ------
                                                   (000)
Shell International Finance BV
     2.000%, 11/15/18............................. $19,626 $19,733,609
     4.300%, 09/22/19.............................   4,471   4,727,622
     4.375%, 03/25/20.............................   2,750   2,937,168
     2.125%, 05/11/20.............................  17,155  17,239,385
     2.250%, 11/10/20.............................  18,999  19,064,889
     1.875%, 05/10/21.............................  32,626  32,114,196
     1.750%, 09/12/21.............................  27,855  27,282,078
Societe Generale SA
##   2.625%, 09/16/20.............................  17,000  17,093,942
###  2.500%, 04/08/21.............................   4,200   4,179,895
Solvay Finance America LLC
##   3.400%, 12/03/20.............................  10,000  10,310,810
Southern Co. (The)
     2.750%, 06/15/20.............................   9,683   9,768,772
Southwest Airlines Co.
     2.750%, 11/06/19.............................  17,072  17,354,234
     2.650%, 11/05/20.............................   4,500   4,551,836
Starbucks Corp.
     2.100%, 02/04/21.............................   1,770   1,782,578
State of North Rhine-Westphalia
     1.625%, 01/22/20.............................  23,450  23,314,553
State Street Corp.
     2.550%, 08/18/20.............................  13,652  13,927,183
Statoil ASA
     1.200%, 01/17/18.............................   1,955   1,950,292
     1.150%, 05/15/18.............................  11,682  11,626,767
     1.950%, 11/08/18.............................   7,785   7,814,326
     2.250%, 11/08/19.............................   7,500   7,547,843
     2.900%, 11/08/20.............................   2,780   2,851,471
     3.150%, 01/23/22.............................   2,692   2,772,555
Stryker Corp.
     2.625%, 03/15/21.............................   6,121   6,198,314
Sumitomo Mitsui Banking Corp.
     2.450%, 01/10/19.............................  13,227  13,348,186
Sumitomo Mitsui Financial Group, Inc.
     2.934%, 03/09/21.............................   4,000   4,056,304
     2.058%, 07/14/21.............................  10,000   9,825,520
SunTrust Banks, Inc.
     2.500%, 05/01/19.............................   7,805   7,889,419
     2.900%, 03/03/21.............................  14,765  14,981,765
Svensk Exportkredit AB
     1.875%, 06/17/19.............................   9,836   9,877,528
     1.750%, 08/28/20.............................   6,000   5,976,516
     2.375%, 03/09/22.............................  10,000  10,115,470
Svenska Handelsbanken AB
     2.500%, 01/25/19.............................  27,669  27,989,158
     2.250%, 06/17/19.............................   8,942   8,996,716
     2.400%, 10/01/20.............................   3,720   3,728,805
     2.450%, 03/30/21.............................   1,930   1,931,778
Symantec Corp.
     2.750%, 06/15/17.............................   2,621   2,621,917
Sysco Corp.
     2.600%, 10/01/20.............................  16,190  16,348,290
Target Corp.
     2.300%, 06/26/19.............................   2,254   2,283,004

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
TD Ameritrade Holding Corp.
    5.600%, 12/01/19............................. $ 1,788 $ 1,943,815
Tech Data Corp.
    3.750%, 09/21/17.............................   4,151   4,182,988
Telefonica Emisiones SAU
    3.192%, 04/27/18.............................     950     962,690
    5.877%, 07/15/19.............................   1,000   1,079,814
    5.134%, 04/27/20.............................  10,180  10,993,392
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................   8,455   8,521,558
Thomson Reuters Corp.
    1.650%, 09/29/17.............................     800     800,446
    3.950%, 09/30/21.............................   6,115   6,394,345
TIAA Asset Management Finance Co. LLC
##  2.950%, 11/01/19.............................   9,568   9,722,954
Time Warner, Inc.
    4.700%, 01/15/21.............................   7,900   8,497,801
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................   1,779   1,777,611
    2.625%, 09/10/18.............................   8,303   8,412,849
    2.125%, 07/02/19.............................  31,297  31,480,400
    2.500%, 12/14/20.............................  20,000  20,244,740
    2.125%, 04/07/21.............................   8,138   8,101,281
    1.800%, 07/13/21.............................  18,605  18,261,049
Total Capital International SA
    2.125%, 01/10/19.............................   9,066   9,140,613
    2.100%, 06/19/19.............................  27,483  27,660,073
    2.750%, 06/19/21.............................   6,000   6,112,278
    2.875%, 02/17/22.............................   5,000   5,101,055
Total Capital SA
    4.125%, 01/28/21.............................  10,000  10,621,400
Total System Services, Inc.
    2.375%, 06/01/18.............................   4,011   4,026,097
Toyota Motor Credit Corp.
    2.100%, 01/17/19.............................  24,526  24,719,682
    2.125%, 07/18/19.............................  21,405  21,561,256
    4.500%, 06/17/20.............................  10,000  10,747,330
#   1.900%, 04/08/21.............................  23,733  23,529,418
    2.750%, 05/17/21.............................   8,500   8,662,698
    2.600%, 01/11/22.............................   3,988   4,026,939
    3.300%, 01/12/22.............................   1,484   1,542,051
Tyson Foods, Inc.
    2.650%, 08/15/19.............................  19,752  19,952,641
UBS AG
    2.375%, 08/14/19.............................   3,278   3,301,569
    2.350%, 03/26/20.............................   8,079   8,128,573
Union Pacific Corp.
    2.250%, 02/15/19.............................   1,189   1,200,241
#   1.800%, 02/01/20.............................   7,154   7,136,229
UnitedHealth Group, Inc.
    6.000%, 06/15/17.............................   1,431   1,439,148
    1.400%, 10/15/17.............................     956     956,445
    4.700%, 02/15/21.............................   2,040   2,215,126
Unum Group
    3.000%, 05/15/21.............................   1,000   1,014,494

                                                   FACE
                                                  AMOUNT      VALUE+
                                                  ------      ------
                                                  (000)
US Bank NA
    2.125%, 10/28/19............................. $14,432 $   14,556,202
USAA Capital Corp.
##  2.000%, 06/01/21.............................   5,000      4,927,605
Valero Energy Corp.
    9.375%, 03/15/19.............................   5,009      5,670,819
Verizon Communications, Inc.
    3.650%, 09/14/18.............................   9,765     10,009,076
    2.550%, 06/17/19.............................   2,683      2,717,249
    4.500%, 09/15/20.............................   2,350      2,508,195
Viacom, Inc.
#   2.750%, 12/15/19.............................   7,725      7,800,543
Vodafone Group P.L.C.
    5.450%, 06/10/19.............................   1,732      1,851,716
    4.375%, 03/16/21.............................   4,525      4,829,161
Volkswagen Group of America Finance LLC
##  2.125%, 05/23/19.............................   7,431      7,417,193
##  2.400%, 05/22/20.............................   5,911      5,917,147
Wal-Mart Stores, Inc.
    4.250%, 04/15/21.............................   4,000      4,346,928
Walgreens Boots Alliance, Inc.
    2.600%, 06/01/21.............................  14,457     14,542,397
    3.300%, 11/18/21.............................   4,000      4,119,008
Walt Disney Co. (The)
    2.150%, 09/17/20.............................   8,942      9,010,925
WEC Energy Group, Inc.
    2.450%, 06/15/20.............................  14,176     14,289,961
Wells Fargo & Co.
    2.100%, 05/08/17.............................   2,165      2,165,260
    2.125%, 04/22/19.............................  13,413     13,479,394
    2.600%, 07/22/20.............................   8,000      8,099,616
Westpac Banking Corp.
    4.875%, 11/19/19.............................   6,145      6,575,482
    2.600%, 11/23/20.............................  29,052     29,319,656
#   2.100%, 05/13/21.............................   7,632      7,543,911
    2.800%, 01/11/22.............................  15,000     15,192,270
Wm Wrigley Jr Co.
##  2.900%, 10/21/19.............................   1,484      1,512,177
Wyndham Worldwide Corp.
    2.500%, 03/01/18.............................   7,146      7,185,424
    4.250%, 03/01/22.............................   2,967      3,116,196
Xcel Energy, Inc.
    2.400%, 03/15/21.............................   4,070      4,072,654
Xerox Corp.
##  4.070%, 03/17/22.............................  10,246     10,509,548
Xilinx, Inc.
    2.125%, 03/15/19.............................   4,969      4,990,859
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.............................   4,632      4,682,980
Zoetis, Inc.
    3.450%, 11/13/20.............................  12,400     12,744,546
                                                          --------------
TOTAL BONDS......................................          5,060,333,231
                                                          --------------

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT      VALUE+
                                                  ------      ------
                                                  (000)
U.S. TREASURY OBLIGATIONS -- (0.3%)
U.S. Treasury Notes
    1.125%, 04/30/20............................. $ 4,000 $    3,960,624
    2.125%, 09/30/21.............................  10,000     10,155,080
                                                          --------------
TOTAL U.S. TREASURY OBLIGATIONS..................             14,115,704
                                                          --------------
TOTAL INVESTMENT SECURITIES......................          5,169,402,150
                                                          --------------

                                                     SHARES       VALUE+
                                                     ------       ------
SECURITIES LENDING COLLATERAL -- (1.5%)
(S)@  DFA Short Term Investment Fund............... 6,755,886 $   78,185,868
                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $5,237,951,238)............................            $5,247,588,018
                                                              ==============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Agency Obligations............   --    $   94,953,215   --    $   94,953,215
  Bonds.........................   --     5,060,333,231   --     5,060,333,231
  U.S. Treasury Obligations.....   --        14,115,704   --        14,115,704
  Securities Lending Collateral.   --        78,185,868   --        78,185,868
                                   --    --------------   --    --------------
  TOTAL.........................   --    $5,247,588,018   --    $5,247,588,018
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
AGENCY OBLIGATIONS -- (3.6%)
Federal Farm Credit Bank
    2.630%, 08/03/26............................. $ 3,173 $ 3,144,868
    5.770%, 01/05/27.............................   1,058   1,329,024
Federal Home Loan Bank
    5.750%, 06/12/26.............................   1,260   1,568,266
Federal Home Loan Mortgage Corporation
    6.750%, 09/15/29.............................   8,814  12,423,800
Federal National Mortgage Association
    6.250%, 05/15/29.............................  17,628  23,887,526
    7.125%, 01/15/30.............................   3,526   5,146,483
    6.625%, 11/15/30.............................   2,000   2,851,950
Tennessee Valley Authority
    6.750%, 11/01/25.............................   3,596   4,728,201
    7.125%, 05/01/30.............................   2,108   3,053,554
                                                          -----------
TOTAL AGENCY OBLIGATIONS.........................          58,133,672
                                                          -----------

BONDS -- (89.1%)
21st Century Fox America, Inc.
    3.700%, 09/15/24.............................   2,468   2,541,292
Abbott Laboratories
    3.250%, 04/15/23.............................   1,763   1,776,531
    2.950%, 03/15/25.............................   6,870   6,581,817
AbbVie, Inc.
#   3.600%, 05/14/25.............................   9,500   9,580,579
Actavis Funding SCS
    3.800%, 03/15/25.............................   9,592   9,762,133
Adobe Systems, Inc.
    3.250%, 02/01/25.............................   1,058   1,080,252
Advance Auto Parts, Inc.
    4.500%, 12/01/23.............................   1,500   1,594,354
Aetna, Inc.
    3.500%, 11/15/24.............................   4,942   5,104,360
Affiliated Managers Group, Inc.
    3.500%, 08/01/25.............................   1,410   1,389,256
Aflac, Inc.
    3.625%, 11/15/24.............................   1,099   1,140,792
#   3.250%, 03/17/25.............................   6,064   6,140,643
Ahold Finance USA LLC
    6.875%, 05/01/29.............................     388     490,266
Alabama Power Co.
    2.800%, 04/01/25.............................   1,410   1,381,209
Albemarle Corp.
    4.150%, 12/01/24.............................   3,335   3,489,417
Allstate Corp. (The)
    3.150%, 06/15/23.............................   2,468   2,531,729
Alphabet, Inc.
    1.998%, 08/15/26.............................   4,000   3,737,476
Amazon.com, Inc.
    3.800%, 12/05/24.............................   2,679   2,860,103

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
American Honda Finance Corp.
    2.300%, 09/09/26............................. $1,500 $1,412,226
American International Group, Inc.
    4.125%, 02/15/24.............................  3,763  3,920,869
    3.750%, 07/10/25.............................  2,000  2,021,080
    3.900%, 04/01/26.............................  4,000  4,080,188
American Water Capital Corp.
    3.850%, 03/01/24.............................  1,166  1,235,131
Ameriprise Financial, Inc.
    4.000%, 10/15/23.............................    705    749,975
    3.700%, 10/15/24.............................  7,090  7,364,348
    2.875%, 09/15/26.............................  1,000    971,852
AmerisourceBergen Corp.
    3.400%, 05/15/24.............................    673    686,817
Amgen, Inc.
    3.625%, 05/22/24.............................  3,526  3,648,666
    3.125%, 05/01/25.............................  2,763  2,745,460
#   2.600%, 08/19/26.............................  3,000  2,806,656
Analog Devices, Inc.
    3.900%, 12/15/25.............................  4,502  4,657,152
Anheuser-Busch InBev Finance, Inc.
    3.650%, 02/01/26.............................  8,000  8,180,904
Anthem, Inc.
    3.500%, 08/15/24.............................  3,491  3,532,194
Aon P.L.C.
    4.000%, 11/27/23.............................  2,203  2,323,832
    3.500%, 06/14/24.............................  4,331  4,372,300
AP Moeller - Maersk A.S.
##  3.750%, 09/22/24.............................  1,000  1,007,404
##  3.875%, 09/28/25.............................  1,000    995,796
Apache Corp.
    2.625%, 01/15/23.............................    871    846,521
Apple, Inc.
    3.450%, 05/06/24.............................  8,814  9,229,536
    2.500%, 02/09/25.............................  2,763  2,704,679
    3.350%, 02/09/27.............................  8,000  8,174,512
Applied Materials, Inc.
    3.300%, 04/01/27.............................  1,111  1,129,520
Archer-Daniels-Midland Co.
#   2.500%, 08/11/26.............................  5,613  5,399,953
Arizona Public Service Co.
#   3.150%, 05/15/25.............................  3,349  3,376,787
Assurant, Inc.
    4.000%, 03/15/23.............................  3,526  3,639,100
AstraZeneca P.L.C.
    3.375%, 11/16/25.............................  8,300  8,401,999
AT&T, Inc.
    3.950%, 01/15/25.............................  1,087  1,100,738
    3.400%, 05/15/25.............................  8,182  7,967,599
Australia & New Zealand Banking Group, Ltd.
#   3.700%, 11/16/25.............................  5,000  5,262,255

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
Autodesk, Inc.
    3.600%, 12/15/22............................. $   705 $   721,701
    4.375%, 06/15/25.............................   6,017   6,334,096
Automatic Data Processing, Inc.
    3.375%, 09/15/25.............................   5,000   5,210,345
AutoZone, Inc.
    3.250%, 04/15/25.............................   2,000   1,977,928
Avnet, Inc.
    4.625%, 04/15/26.............................   5,850   5,952,580
Bank of America Corp.
    3.300%, 01/11/23.............................   2,468   2,509,297
    4.000%, 04/01/24.............................   5,993   6,234,506
Bank of New York Mellon Corp. (The)
    3.650%, 02/04/24.............................   7,797   8,172,901
    3.000%, 02/24/25.............................   1,410   1,409,874
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    3.250%, 09/08/24.............................   1,763   1,781,240
Barclays P.L.C.
    3.650%, 03/16/25.............................   6,080   5,977,595
    4.375%, 01/12/26.............................   2,700   2,772,144
BAT International Finance P.L.C.
    3.950%, 06/15/25.............................   1,500   1,554,904
Baxter International, Inc.
    2.600%, 08/15/26.............................   3,578   3,378,627
Bayer U.S. Finance LLC
##  3.375%, 10/08/24.............................   8,831   9,003,858
Beam Suntory, Inc.
    3.250%, 06/15/23.............................   2,195   2,204,954
Becton Dickinson and Co.
    3.734%, 12/15/24.............................     630     633,591
Bed Bath & Beyond, Inc.
#   3.749%, 08/01/24.............................     700     702,149
Berkshire Hathaway, Inc.
    3.125%, 03/15/26.............................  17,240  17,386,868
Biogen, Inc.
#   4.050%, 09/15/25.............................   8,000   8,388,496
BMW U.S. Capital LLC
##  2.800%, 04/11/26.............................   5,500   5,335,308
##  3.300%, 04/06/27.............................   4,000   4,023,128
BNP Paribas SA
    3.250%, 03/03/23.............................   1,058   1,077,865
Boeing Co. (The)
    2.500%, 03/01/25.............................   3,526   3,449,250
Boston Scientific Corp.
    4.125%, 10/01/23.............................     811     855,664
BP Capital Markets P.L.C.
#   2.750%, 05/10/23.............................   3,000   2,988,423
    3.535%, 11/04/24.............................   1,234   1,258,510
    3.017%, 01/16/27.............................   7,000   6,847,414
BPCE SA
    4.000%, 04/15/24.............................   7,164   7,499,855
British Columbia, Province of Canada
    6.500%, 01/15/26.............................   4,363   5,549,134

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
Brown & Brown, Inc.
    4.200%, 09/15/24............................. $ 5,261 $ 5,484,508
Buckeye Partners L.P.
    4.150%, 07/01/23.............................   1,058   1,092,302
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25.............................   2,357   2,374,715
    7.000%, 12/15/25.............................     472     606,841
CA, Inc.
    4.700%, 03/15/27.............................   3,900   4,096,065
Campbell Soup Co.
    3.300%, 03/19/25.............................   4,229   4,305,147
Canadian Pacific Railway Co.
    2.900%, 02/01/25.............................   1,666   1,644,469
    3.700%, 02/01/26.............................   2,115   2,186,115
Capital One Financial Corp.
    3.750%, 04/24/24.............................   1,939   1,971,697
CBS Corp.
    3.500%, 01/15/25.............................   1,058   1,064,939
    2.900%, 01/15/27.............................   4,600   4,351,273
Celgene Corp.
    4.000%, 08/15/23.............................   2,627   2,768,057
    3.625%, 05/15/24.............................   1,763   1,806,347
Charles Schwab Corp. (The)
    3.000%, 03/10/25.............................   4,689   4,677,882
Chevron Corp.
    2.954%, 05/16/26.............................  10,500  10,469,224
Chubb INA Holdings, Inc.
    3.350%, 05/15/24.............................   2,820   2,898,294
Cigna Corp.
    3.250%, 04/15/25.............................   5,750   5,737,356
Cisco Systems, Inc.
    3.625%, 03/04/24.............................   1,058   1,121,533
Citigroup, Inc.
    3.750%, 06/16/24.............................   1,410   1,447,778
    3.300%, 04/27/25.............................   6,231   6,191,352
Clorox Co. (The)
    3.500%, 12/15/24.............................   1,763   1,831,193
CME Group, Inc.
    3.000%, 03/15/25.............................     471     474,877
CMS Energy Corp.
    3.875%, 03/01/24.............................     705     732,090
    3.600%, 11/15/25.............................   2,800   2,833,183
CNA Financial Corp.
#   4.500%, 03/01/26.............................   6,830   7,293,702
Coach, Inc.
#   4.250%, 04/01/25.............................   8,534   8,689,370
Coca-Cola Co. (The)
    2.250%, 09/01/26.............................   1,500   1,422,675
Comcast Corp.
    3.375%, 08/15/25.............................   1,234   1,256,472
Commonwealth Bank of Australia
##  2.850%, 05/18/26.............................  11,873  11,565,264
Computer Sciences Corp.
    4.450%, 09/15/22.............................   1,763   1,880,262
ConocoPhillips Co.
    3.350%, 11/15/24.............................   2,468   2,504,243
    4.950%, 03/15/26.............................   5,000   5,599,560

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
Consolidated Edison Co. of New York, Inc.
    3.300%, 12/01/24............................. $   705 $   720,146
Cooperatieve Rabobank UA
    3.375%, 05/21/25.............................  13,000  13,287,235
Corning, Inc.
    3.700%, 11/15/23.............................   1,493   1,567,941
Cox Communications, Inc.
##  3.850%, 02/01/25.............................   5,741   5,758,470
CR Bard, Inc.
    3.000%, 05/15/26.............................   1,000     987,654
Credit Agricole SA
#   3.875%, 04/15/24.............................   5,678   5,920,882
Credit Suisse New York
    3.625%, 09/09/24.............................   6,299   6,463,297
CSX Corp.
    3.400%, 08/01/24.............................   3,000   3,086,649
CVS Health Corp.
#   3.375%, 08/12/24.............................   5,243   5,313,293
    3.875%, 07/20/25.............................   3,210   3,337,752
Cytec Industries, Inc.
    3.500%, 04/01/23.............................   2,115   2,131,829
Daimler Finance North America LLC
##  3.250%, 08/01/24.............................   1,128   1,138,577
    8.500%, 01/18/31.............................   5,588   8,441,915
Deere & Co.
    5.375%, 10/16/29.............................     650     787,968
Deutsche Bank AG
    3.700%, 05/30/24.............................   5,781   5,691,348
Discovery Communications LLC
    3.250%, 04/01/23.............................     353     348,865
    3.450%, 03/15/25.............................   4,263   4,097,536
    4.900%, 03/11/26.............................   4,000   4,198,856
Dollar General Corp.
    3.250%, 04/15/23.............................   3,710   3,755,470
Dominion Gas Holdings LLC
    3.600%, 12/15/24.............................   1,763   1,802,962
Dominion Resources, Inc.
    3.625%, 12/01/24.............................     705     718,201
    3.900%, 10/01/25.............................   4,000   4,118,168
Dover Corp.
    3.150%, 11/15/25.............................   2,100   2,133,201
Dow Chemical Co. (The)
    3.500%, 10/01/24.............................   4,106   4,212,871
DTE Energy Co.
    3.850%, 12/01/23.............................     529     550,307
Duke Energy Corp.
    3.750%, 04/15/24.............................   2,468   2,566,352
Eastman Chemical Co.
    3.800%, 03/15/25.............................   3,023   3,114,376
Electricite de France SA
    3.625%, 10/13/25.............................   2,000   2,042,578
##  3.625%, 10/13/25.............................   5,797   5,920,412
Electronic Arts, Inc.
    4.800%, 03/01/26.............................   2,200   2,405,196

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
Emerson Electric Co.
    3.150%, 06/01/25............................. $ 2,926 $ 3,014,991
Enbridge, Inc.
    4.000%, 10/01/23.............................   2,068   2,148,447
#   3.500%, 06/10/24.............................     705     703,496
Enterprise Products Operating LLC
    3.900%, 02/15/24.............................   1,146   1,185,198
    3.750%, 02/15/25.............................   2,000   2,047,940
    3.700%, 02/15/26.............................   6,000   6,093,558
EOG Resources, Inc.
#   3.150%, 04/01/25.............................   6,478   6,391,227
ERAC USA Finance LLC
##  3.850%, 11/15/24.............................   2,058   2,110,154
Exelon Corp.
    3.950%, 06/15/25.............................     795     825,631
#   3.400%, 04/15/26.............................   5,400   5,365,224
Exelon Generation Co. LLC
#   4.250%, 06/15/22.............................   1,763   1,853,334
Express Scripts Holding Co.
#   3.500%, 06/15/24.............................   4,596   4,555,348
    3.400%, 03/01/27.............................   3,500   3,330,803
Exxon Mobil Corp.
    3.176%, 03/15/24.............................  12,692  13,109,783
#   3.043%, 03/01/26.............................   8,686   8,773,485
FedEx Corp.
    4.000%, 01/15/24.............................   1,410   1,502,545
    3.200%, 02/01/25.............................   2,062   2,080,696
Fidelity National Information Services, Inc.
    5.000%, 10/15/25.............................   1,000   1,103,221
Ford Motor Credit Co. LLC
    4.375%, 08/06/23.............................   4,583   4,810,583
    3.664%, 09/08/24.............................   3,950   3,918,803
GATX Corp.
    3.250%, 03/30/25.............................   2,820   2,759,878
#   3.250%, 09/15/26.............................   2,200   2,113,078
General Dynamics Corp.
    2.125%, 08/15/26.............................   6,500   6,087,562
General Electric Co.
    3.375%, 03/11/24.............................   1,763   1,852,106
General Motors Financial Co., Inc.
    5.250%, 03/01/26.............................   7,000   7,547,372
    4.350%, 01/17/27.............................   2,000   2,021,708
Georgia Power Co.
    3.250%, 04/01/26.............................   3,000   2,977,608
Georgia-Pacific LLC
    7.750%, 11/15/29.............................   4,960   6,908,893
Gilead Sciences, Inc.
    3.700%, 04/01/24.............................   6,998   7,247,101
Goldman Sachs Group, Inc. (The)
    4.000%, 03/03/24.............................   6,346   6,620,794
    3.750%, 05/22/25.............................   2,000   2,036,174
Halliburton Co.
    3.500%, 08/01/23.............................   3,526   3,618,988
    3.800%, 11/15/25.............................   4,124   4,241,328
Harley-Davidson, Inc.
    3.500%, 07/28/25.............................   5,980   6,148,714

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
Harman International Industries, Inc.
    4.150%, 05/15/25............................. $1,297 $1,342,064
Historic TW, Inc.
    6.625%, 05/15/29.............................  1,427  1,774,235
Home Depot, Inc. (The)
    3.350%, 09/15/25.............................  1,403  1,451,989
HSBC Holdings P.L.C.
#   4.300%, 03/08/26.............................  4,000  4,224,724
HSBC USA, Inc.
    3.500%, 06/23/24.............................  5,760  5,913,982
Humana, Inc.
    3.850%, 10/01/24.............................  4,074  4,219,018
Hyatt Hotels Corp.
    3.375%, 07/15/23.............................  1,066  1,084,459
ING Groep NV
    3.950%, 03/29/27.............................  1,550  1,584,320
Ingersoll-Rand Luxembourg Finance SA
    3.550%, 11/01/24.............................  4,280  4,380,884
Inter-American Development Bank
    7.000%, 06/15/25.............................  2,115  2,746,059
    6.750%, 07/15/27.............................  1,058  1,402,706
Intercontinental Exchange, Inc.
    3.750%, 12/01/25.............................  5,750  5,993,800
International Business Machines Corp.
    3.625%, 02/12/24.............................  5,288  5,562,770
    3.300%, 01/27/27.............................  3,191  3,233,897
International Paper Co.
    3.650%, 06/15/24.............................  1,058  1,083,557
    3.800%, 01/15/26.............................    578    594,303
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24.............................  2,151  2,250,208
Intesa Sanpaolo SpA
    5.250%, 01/12/24.............................  3,526  3,768,554
ITC Holdings Corp.
    3.650%, 06/15/24.............................  4,288  4,344,289
Janus Capital Group, Inc.
    4.875%, 08/01/25.............................  2,000  2,146,190
JM Smucker Co. (The)
    3.500%, 03/15/25.............................  5,000  5,120,515
John Deere Capital Corp.
    3.350%, 06/12/24.............................    846    875,801
Johnson & Johnson
    3.375%, 12/05/23.............................  3,526  3,754,079
    2.450%, 03/01/26.............................  7,000  6,792,569
Johnson Controls International P.L.C.
    3.625%, 07/02/24.............................    541    558,422
JPMorgan Chase & Co.
    3.625%, 05/13/24.............................  4,287  4,427,571
    3.900%, 07/15/25.............................  4,820  5,012,588
Juniper Networks, Inc.
    4.500%, 03/15/24.............................  2,327  2,449,642
Kellogg Co.
    3.250%, 04/01/26.............................  6,741  6,669,384

                                                    FACE
                                                   AMOUNT   VALUE+
                                                   ------   ------
                                                   (000)
     7.450%, 04/01/31............................. $  300 $  395,347
KeyBank NA
     3.300%, 06/01/25.............................  2,000  2,023,534
KLA-Tencor Corp.
     4.650%, 11/01/24.............................  1,545  1,658,517
Kohl's Corp.
     4.750%, 12/15/23.............................  2,861  2,937,037
#    4.250%, 07/17/25.............................  3,690  3,605,462
Koninklijke KPN NV
     8.375%, 10/01/30.............................  4,000  5,455,992
Kraft Heinz Foods Co.
     3.950%, 07/15/25.............................  8,000  8,213,656
Kroger Co. (The)
     7.500%, 04/01/31.............................  2,725  3,680,993
L3 Technologies, Inc.
     3.950%, 05/28/24.............................  1,361  1,411,957
Laboratory Corp. of America Holdings
     4.000%, 11/01/23.............................  2,115  2,185,064
Legg Mason, Inc.
     3.950%, 07/15/24.............................  2,609  2,645,497
     4.750%, 03/15/26.............................  3,205  3,392,230
Lincoln National Corp.
     3.350%, 03/09/25.............................  8,425  8,432,852
Lloyds Banking Group P.L.C.
     3.750%, 01/11/27.............................  5,000  4,986,585
Lockheed Martin Corp.
     2.900%, 03/01/25.............................  2,468  2,449,157
Loews Corp.
     3.750%, 04/01/26.............................  5,500  5,692,819
Lowe's Cos., Inc.
     3.375%, 09/15/25.............................  3,551  3,643,550
     6.875%, 02/15/28.............................  1,000  1,334,088
LyondellBasell Industries NV
     5.750%, 04/15/24.............................  3,173  3,633,355
Macquarie Bank, Ltd.
###  3.900%, 01/15/26.............................  5,000  5,199,310
Macy's Retail Holdings, Inc.
#    3.875%, 01/15/22.............................  4,567  4,554,477
#    2.875%, 02/15/23.............................  2,292  2,149,007
#    3.625%, 06/01/24.............................  1,763  1,678,945
Manufacturers & Traders Trust Co.
     2.900%, 02/06/25.............................  6,527  6,472,506
Marathon Petroleum Corp.
     3.625%, 09/15/24.............................  4,513  4,496,433
Markel Corp.
     3.625%, 03/30/23.............................    705    725,795
Marsh & McLennan Cos., Inc.
     3.500%, 06/03/24.............................  4,583  4,720,861
     3.500%, 03/10/25.............................  1,500  1,535,308
McDonald's Corp.
     3.700%, 01/30/26.............................  9,000  9,302,535
McKesson Corp.
     3.796%, 03/15/24.............................  1,851  1,924,200
Mead Johnson Nutrition Co.
     4.125%, 11/15/25.............................  4,200  4,439,018

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT    VALUE+
                                                   ------    ------
                                                   (000)
Medtronic, Inc.
     3.500%, 03/15/25............................. $ 1,000 $ 1,032,497
Merck & Co., Inc.
     2.750%, 02/10/25.............................   2,000   1,995,752
MetLife, Inc.
     3.600%, 04/10/24.............................   7,166   7,468,592
Microsoft Corp.
     3.625%, 12/15/23.............................   7,118   7,580,734
     2.700%, 02/12/25.............................   1,058   1,054,529
#    3.300%, 02/06/27.............................  11,500  11,815,318
Mitsubishi UFJ Financial Group, Inc.
     3.850%, 03/01/26.............................   4,000   4,152,860
     3.677%, 02/22/27.............................   2,000   2,054,826
Monsanto Co.
     3.375%, 07/15/24.............................     897     898,545
     5.500%, 08/15/25.............................   3,984   4,505,880
Morgan Stanley
     3.875%, 04/29/24.............................   5,878   6,075,848
     3.875%, 01/27/26.............................   3,000   3,067,017
Mosaic Co. (The)
#    4.250%, 11/15/23.............................   1,939   2,029,530
Motorola Solutions, Inc.
     3.750%, 05/15/22.............................   1,763   1,798,819
     3.500%, 03/01/23.............................   1,763   1,772,143
Mylan NV
     3.950%, 06/15/26.............................   7,000   6,923,490
Mylan, Inc.
     4.200%, 11/29/23.............................   2,468   2,543,119
Nasdaq, Inc.
     4.250%, 06/01/24.............................   1,551   1,620,886
National Australia Bank, Ltd.
###  3.500%, 01/10/27.............................  11,790  12,001,371
National Oilwell Varco, Inc.
#    2.600%, 12/01/22.............................   7,354   7,109,399
Nationwide Building Society
##   3.900%, 07/21/25.............................   7,000   7,333,186
NetApp, Inc.
     3.250%, 12/15/22.............................     599     605,175
NIKE, Inc.
     2.375%, 11/01/26.............................     600     569,186
Noble Energy, Inc.
     3.900%, 11/15/24.............................   1,426   1,456,539
Nordstrom, Inc.
     6.950%, 03/15/28.............................     282     347,313
Norfolk Southern Corp.
     5.640%, 05/17/29.............................   2,048   2,391,325
Novartis Capital Corp.
     3.400%, 05/06/24.............................   3,349   3,488,734
     3.100%, 05/17/27.............................   2,778   2,798,974
Nucor Corp.
     4.000%, 08/01/23.............................   1,234   1,307,021
Occidental Petroleum Corp.
     3.400%, 04/15/26.............................   5,280   5,342,626
Omnicom Group, Inc.
     3.650%, 11/01/24.............................     705     721,188

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
Oracle Corp.
#   2.950%, 05/15/25                              $8,617 $8,597,095
#   3.250%, 05/15/30                               7,966  8,037,829
Pacific Gas & Electric Co.
    3.850%, 11/15/23.............................  1,763  1,861,425
    3.500%, 06/15/25.............................  2,362  2,436,016
Packaging Corp. of America
    4.500%, 11/01/23.............................  2,142  2,301,508
Parker-Hannifin Corp.
    3.300%, 11/21/24.............................  3,356  3,452,831
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.400%, 11/15/26.............................  1,000    969,560
PepsiCo, Inc.
    3.500%, 07/17/25.............................  4,721  4,951,597
Pernod Ricard SA
##  3.250%, 06/08/26.............................  3,000  2,988,717
Perrigo Finance Unlimited Co.
    3.900%, 12/15/24.............................  6,115  6,183,353
Pfizer, Inc.
    3.400%, 05/15/24.............................  3,526  3,707,568
    2.750%, 06/03/26.............................  8,000  7,834,576
    3.000%, 12/15/26.............................  3,942  3,937,628
Philip Morris International, Inc.
    3.250%, 11/10/24.............................  2,179  2,212,334
Phillips 66 Partners L.P.
    3.550%, 10/01/26.............................  4,550  4,417,113
Pitney Bowes, Inc.
#   4.625%, 03/15/24.............................  3,330  3,346,863
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    4.500%, 12/15/26.............................  5,850  6,063,934
PNC Bank NA
#   3.300%, 10/30/24.............................  1,763  1,804,113
    2.950%, 02/23/25.............................  4,407  4,381,378
Potash Corp. of Saskatchewan, Inc.
    3.000%, 04/01/25.............................  1,500  1,436,563
PPL Capital Funding, Inc.
    3.400%, 06/01/23.............................  2,676  2,730,906
Precision Castparts Corp.
    3.250%, 06/15/25.............................  3,410  3,486,895
Principal Financial Group, Inc.
    3.400%, 05/15/25.............................  1,177  1,189,861
    3.100%, 11/15/26.............................    300    293,670
Province of Quebec Canada
    7.500%, 09/15/29.............................  2,000  2,871,084
Prudential Financial, Inc.
    3.500%, 05/15/24.............................  6,738  6,998,713
PSEG Power LLC
#   4.300%, 11/15/23.............................  2,122  2,217,040
QUALCOMM, Inc.
#   3.450%, 05/20/25.............................  7,026  7,164,679
Quest Diagnostics, Inc.
    3.500%, 03/30/25.............................    582    580,748
Reinsurance Group of America, Inc.
    4.700%, 09/15/23.............................  2,115  2,301,224
    3.950%, 09/15/26.............................  4,358  4,426,843

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
Roche Holdings, Inc.
##  3.000%, 11/10/25............................. $4,000 $4,005,756
Rockwell Automation, Inc.
    2.875%, 03/01/25.............................    705    699,798
Rogers Communications, Inc.
    4.100%, 10/01/23.............................    687    731,516
Rolls-Royce P.L.C.
##  3.625%, 10/14/25.............................  4,000  4,068,072
Santander Holdings USA, Inc.
    4.500%, 07/17/25.............................  9,000  9,188,226
Santander UK P.L.C.
    4.000%, 03/13/24.............................  3,779  3,984,332
SCANA Corp.
    4.125%, 02/01/22.............................  1,070  1,080,828
Scripps Networks Interactive, Inc.
    3.900%, 11/15/24.............................  5,961  6,087,582
Sempra Energy
    4.050%, 12/01/23.............................  2,316  2,443,850
    3.550%, 06/15/24.............................  3,596  3,679,736
    3.750%, 11/15/25.............................  1,000  1,026,219
Shell International Finance BV
#   2.500%, 09/12/26.............................  6,700  6,413,160
Shell International Finance BV
    3.400%, 08/12/23.............................  5,288  5,499,208
    2.875%, 05/10/26.............................  7,000  6,908,720
Sherwin-Williams Co. (The)
    3.450%, 08/01/25.............................  5,503  5,558,184
Siemens Financieringsmaatschappij NV
##  6.125%, 08/17/26.............................  2,080  2,563,750
Solvay Finance America LLC
##  4.450%, 12/03/25.............................  3,000  3,177,726
Southern California Edison Co.
    6.650%, 04/01/29.............................    525    669,936
Southern Power Co.
    4.150%, 12/01/25.............................  2,000  2,089,144
Southwest Airlines Co.
    3.000%, 11/15/26.............................  2,000  1,910,214
Spectra Energy Capital LLC
    3.300%, 03/15/23.............................  3,623  3,605,831
Spectra Energy Partners L.P.
    4.750%, 03/15/24.............................  2,563  2,740,383
StanCorp Financial Group, Inc.
    5.000%, 08/15/22.............................  1,763  1,904,200
State Street Corp.
#   3.300%, 12/16/24.............................  8,276  8,477,769
Statoil ASA
    2.450%, 01/17/23.............................  3,526  3,506,628
    2.650%, 01/15/24.............................  3,829  3,781,624
Stryker Corp.
    3.375%, 05/15/24.............................    282    288,968
    3.375%, 11/01/25.............................  6,000  6,082,398
Sumitomo Mitsui Banking Corp.
    3.950%, 07/19/23.............................  3,229  3,408,429
Sumitomo Mitsui Financial Group, Inc.
#   3.784%, 03/09/26.............................  4,000  4,140,604

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
Suncor Energy, Inc.
    3.600%, 12/01/24............................. $ 4,007 $4,129,322
Sunoco Logistics Partners Operations L.P.
    4.650%, 02/15/22.............................   1,021  1,092,341
SunTrust Bank
    2.750%, 05/01/23.............................   1,728  1,719,735
Sysco Corp.
    3.750%, 10/01/25.............................     700    720,744
    3.300%, 07/15/26.............................   9,695  9,618,002
Target Corp.
#   2.500%, 04/15/26.............................   8,730  8,321,794
TD Ameritrade Holding Corp.
    3.625%, 04/01/25.............................   3,526  3,636,632
TechnipFMC P.L.C.
##  3.450%, 10/01/22.............................   1,741  1,735,836
Telefonica Europe BV
    8.250%, 09/15/30.............................   5,475  7,565,859
Thomson Reuters Corp.
    4.300%, 11/23/23.............................   2,820  3,002,446
    3.850%, 09/29/24.............................     365    375,739
TIAA Asset Management Finance Co. LLC
##  4.125%, 11/01/24.............................   5,360  5,524,482
Time Warner, Inc.
    3.550%, 06/01/24.............................   2,468  2,484,755
Total Capital International SA
    3.750%, 04/10/24.............................   5,288  5,553,093
Total System Services, Inc.
#   4.800%, 04/01/26.............................   5,970  6,470,119
Toyota Motor Credit Corp.
    3.200%, 01/11/27.............................   7,709  7,824,951
U.S. Bancorp
    3.700%, 01/30/24.............................   2,000  2,108,014
U.S. Bank NA
    2.800%, 01/27/25.............................  10,000  9,883,230
UBS Group Funding Jersey, Ltd.
##  4.125%, 09/24/25.............................   9,500  9,751,778
Union Pacific Corp.
    3.250%, 01/15/25.............................   8,761  8,962,827
United Technologies Corp.
    7.500%, 09/15/29.............................   5,114  7,239,281
UnitedHealth Group, Inc.
    3.750%, 07/15/25.............................   5,333  5,608,748
Unum Group
    4.000%, 03/15/24.............................     705    726,340
#   3.875%, 11/05/25.............................   9,000  9,123,210
Valspar Corp. (The)
    3.950%, 01/15/26.............................   2,200  2,236,667
Verizon Communications, Inc.
    5.150%, 09/15/23.............................   4,936  5,452,083
    3.500%, 11/01/24.............................   3,500  3,502,222
Viacom, Inc.
    4.250%, 09/01/23.............................     353    367,344
#   3.875%, 04/01/24.............................   5,987  6,036,800
Visa, Inc.
    3.150%, 12/14/25.............................   2,250  2,287,188

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
Vodafone Group P.L.C.
    7.875%, 02/15/30............................. $5,625 $7,552,147
Wal-Mart Stores, Inc.
#   3.300%, 04/22/24.............................  2,468  2,582,834
Walgreens Boots Alliance, Inc.
    3.450%, 06/01/26.............................  9,000  8,852,598
Walt Disney Co. (The)
    3.150%, 09/17/25.............................  3,526  3,600,219
WEC Energy Group, Inc.
#   3.550%, 06/15/25.............................  6,200  6,398,357
Wells Fargo & Co.
    3.000%, 02/19/25.............................  3,526  3,460,103
    3.000%, 04/22/26.............................  5,000  4,836,580
Westpac Banking Corp.
    2.850%, 05/13/26.............................  1,500  1,459,951
    2.700%, 08/19/26.............................  8,595  8,230,658
    3.350%, 03/08/27.............................  7,000  7,040,600
WestRock MWV LLC
    8.200%, 01/15/30.............................  1,885  2,599,285
Whirlpool Corp.
    3.700%, 05/01/25.............................  2,468  2,536,576
Williams Partners L.P.
    4.000%, 09/15/25.............................  3,000  3,059,682

                                                       FACE
                                                      AMOUNT       VALUE+
                                                      ------       ------
                                                      (000)
Wisconsin Electric Power Co.
      3.100%, 06/01/25............................. $    1,763 $    1,760,943
Wyndham Worldwide Corp.
      3.900%, 03/01/23.............................      3,904      4,001,358
Xerox Corp.
      4.500%, 05/15/21.............................        840        883,914
#     3.800%, 05/15/24.............................      2,276      2,252,858
Zimmer Biomet Holdings, Inc.
      3.550%, 04/01/25.............................      3,000      2,988,519
                                                               --------------
TOTAL BONDS........................................             1,428,091,633
                                                               --------------

U.S. TREASURY OBLIGATIONS -- (1.8%)
U.S. Treasury Bonds
      6.250%, 05/15/30.............................     20,000     28,610,160
                                                               --------------
TOTAL INVESTMENT SECURITIES........................             1,514,835,465
                                                               --------------

                                                      SHARES
                                                      ------
SECURITIES LENDING COLLATERAL -- (5.5%)
(S)@  DFA Short Term Investment Fund...............  7,601,863     87,976,358
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,601,402,496)............................             $1,602,811,823
                                                               ==============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Agency Obligations............   --    $   58,133,672   --    $   58,133,672
  Bonds.........................   --     1,428,091,633   --     1,428,091,633
  U.S. Treasury Obligations.....   --        28,610,160   --        28,610,160
  Securities Lending Collateral.   --        87,976,358   --        87,976,358
                                   --    --------------   --    --------------
  TOTAL.........................   --    $1,602,811,823   --    $1,602,811,823
                                   ==    ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                         DFA TARGETED CREDIT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
BONDS -- (96.9%)
AUSTRALIA -- (1.4%)
Commonwealth Bank of Australia
    5.000%, 03/19/20.............................   1,000 $ 1,075,985
Macquarie Group, Ltd.
##  6.000%, 01/14/20.............................   1,150   1,252,275
National Australia Bank, Ltd.
    2.625%, 07/23/20.............................     500     505,933
    2.800%, 01/10/22.............................   1,000   1,013,516
Origin Energy Finance, Ltd.
##  3.500%, 10/09/18.............................     835     845,516
Westpac Banking Corp.
    2.300%, 05/26/20.............................     441     442,716
    2.600%, 11/23/20.............................   1,000   1,009,213
                                                          -----------
TOTAL AUSTRALIA..................................           6,145,154
                                                          -----------

BELGIUM -- (0.5%)
Anheuser-Busch InBev Finance, Inc.
    2.650%, 02/01/21.............................   1,700   1,721,068
Anheuser-Busch InBev Worldwide, Inc.
    5.375%, 01/15/20.............................     500     543,287
                                                          -----------
TOTAL BELGIUM....................................           2,264,355
                                                          -----------

CANADA -- (3.0%)
Bank of Montreal
    1.900%, 08/27/21.............................   1,000     983,428
Bank of Nova Scotia (The)
    4.375%, 01/13/21.............................   1,300   1,393,442
    2.700%, 03/07/22.............................   2,000   2,015,902
Canadian National Railway Co.
    2.850%, 12/15/21.............................     565     577,906
Canadian Natural Resources, Ltd.
#   3.450%, 11/15/21.............................   2,800   2,872,041
Cenovus Energy, Inc.
    5.700%, 10/15/19.............................     800     860,440
Goldcorp, Inc.
    3.625%, 06/09/21.............................   1,700   1,757,246
Husky Energy, Inc.
    7.250%, 12/15/19.............................     925   1,041,353
Kinross Gold Corp.
    5.125%, 09/01/21.............................   1,000   1,045,000
Toronto-Dominion Bank (The)
    2.125%, 04/07/21.............................   1,000     995,488
                                                          -----------
TOTAL CANADA.....................................          13,542,246
                                                          -----------

DENMARK -- (0.8%)
AP Moeller - Maersk A.S.
##  2.875%, 09/28/20.............................   1,000   1,015,840
Danske Bank A.S.
##  2.750%, 09/17/20.............................   1,500   1,521,819
##  2.800%, 03/10/21.............................     700     709,099

                                                    FACE
                                                   AMOUNT^   VALUE+
                                                   -------   ------
                                                    (000)
DENMARK -- (Continued)
Nordea Bank AB
##   2.500%, 09/17/20.............................     500 $   503,429
                                                           -----------
TOTAL DENMARK.....................................           3,750,187
                                                           -----------

FRANCE -- (3.6%)
Airgas, Inc.
     3.050%, 08/01/20.............................     700     719,023
BNP Paribas SA
     2.450%, 03/17/19.............................   1,000   1,008,145
     5.000%, 01/15/21.............................   1,031   1,120,380
BPCE SA
     2.250%, 01/27/20.............................   1,000     997,158
     2.650%, 02/03/21.............................   1,700   1,700,787
     2.750%, 12/02/21.............................   1,000   1,000,574
Danone SA
##   2.077%, 11/02/21.............................   2,770   2,708,190
Electricite de France SA
##   2.350%, 10/13/20.............................   1,470   1,475,039
Orange SA
     5.375%, 07/08/19.............................     200     213,792
     4.125%, 09/14/21.............................     900     955,601
Pernod Ricard SA
##   5.750%, 04/07/21.............................   2,000   2,234,984
Societe Generale SA
##   2.625%, 09/16/20.............................   1,000   1,005,526
###  2.500%, 04/08/21.............................   1,000     995,213
                                                           -----------
TOTAL FRANCE......................................          16,134,412
                                                           -----------

GERMANY -- (2.7%)
Bayer U.S. Finance LLC
##   2.375%, 10/08/19.............................   1,000   1,006,830
BMW US Capital LLC
##   2.000%, 04/11/21.............................   3,335   3,293,920
Daimler Finance North America LLC
##   2.850%, 01/06/22.............................   1,000   1,013,134
Deutsche Bank AG
     6.000%, 09/01/17.............................     280     283,933
     2.950%, 08/20/20.............................   1,000   1,002,032
#    3.125%, 01/13/21.............................     500     500,379
##   4.250%, 10/14/21.............................   1,100   1,137,645
Deutsche Telekom International Finance BV
##   1.950%, 09/19/21.............................   1,500   1,454,517
E.ON International Finance BV
##   5.800%, 04/30/18.............................     800     829,136
EMD Finance LLC
##   2.950%, 03/19/22.............................     788     797,060
Siemens Financieringsmaatschappij NV
##   1.700%, 09/15/21.............................   1,000     973,059
                                                           -----------
TOTAL GERMANY.....................................          12,291,645
                                                           -----------

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
IRELAND -- (0.7%)
Actavis Funding SCS
    3.000%, 03/12/20.............................     500 $   509,568
Perrigo Finance Unlimited Co.
    3.500%, 03/15/21.............................   2,800   2,870,260
                                                          -----------
TOTAL IRELAND....................................           3,379,828
                                                          -----------

ITALY -- (0.2%)
Intesa Sanpaolo SpA
    3.875%, 01/15/19.............................   1,075   1,098,955
                                                          -----------

JAPAN -- (2.9%)
American Honda Finance Corp.
    2.450%, 09/24/20.............................   1,500   1,518,415
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.300%, 03/05/20.............................   1,071   1,072,150
Beam Suntory, Inc.
    1.750%, 06/15/18.............................     800     797,374
Japan Bank for International Cooperation
    2.000%, 11/04/21.............................   2,000   1,959,324
Mizuho Bank, Ltd.
##  2.450%, 04/16/19.............................   1,000   1,005,537
##  2.700%, 10/20/20.............................     500     503,013
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21.............................     800     798,994
Nissan Motor Acceptance Corp.
##  2.550%, 03/08/21.............................   1,500   1,506,609
Nomura Holdings, Inc.
    6.700%, 03/04/20.............................     300     334,153
    6.700%, 03/04/20.............................     500     556,961
SoftBank Group Corp.
##  4.500%, 04/15/20.............................   1,000   1,039,400
Sumitomo Mitsui Banking Corp.
#   2.450%, 01/16/20.............................     900     906,852
Sumitomo Mitsui Financial Group, Inc.
    2.058%, 07/14/21.............................   1,000     982,552
                                                          -----------
TOTAL JAPAN......................................          12,981,334
                                                          -----------

LUXEMBOURG -- (0.2%)
ArcelorMittal
    5.125%, 06/01/20.............................     863     908,782
                                                          -----------

NETHERLANDS -- (1.9%)
ABN AMRO Bank NV
##  2.450%, 06/04/20.............................   1,375   1,382,140
Cooperatieve Rabobank UA
    2.500%, 01/19/21.............................     800     804,944
ING Bank NV
##  2.500%, 10/01/19.............................     250     251,803
##  2.750%, 03/22/21.............................   1,500   1,507,167
LyondellBasell Industries NV
    5.000%, 04/15/19.............................     536     563,058
    6.000%, 11/15/21.............................   1,000   1,135,277

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
NETHERLANDS -- (Continued)
Mylan NV
    3.750%, 12/15/20.............................     885 $  914,045
Mylan, Inc.
    2.550%, 03/28/19.............................     860    864,031
Shell International Finance BV
    1.875%, 05/10/21.............................   1,000    984,313
                                                          ----------
TOTAL NETHERLANDS................................          8,406,778
                                                          ----------

NORWAY -- (0.2%)
Statoil ASA
    2.900%, 11/08/20.............................   1,000  1,025,709
                                                          ----------

SPAIN -- (0.8%)
Iberdrola Finance Ireland, Ltd.
##  5.000%, 09/11/19.............................     974  1,034,678
Santander Holdings USA, Inc.
    2.650%, 04/17/20.............................     800    798,032
Santander UK P.L.C.
    2.375%, 03/16/20.............................     130    130,757
Telefonica Emisiones SAU
    5.134%, 04/27/20.............................     500    539,951
    5.462%, 02/16/21.............................   1,185  1,310,354
                                                          ----------
TOTAL SPAIN......................................          3,813,772
                                                          ----------

SWEDEN -- (0.3%)
Svenska Handelsbanken AB
    2.400%, 10/01/20.............................   1,500  1,503,550
                                                          ----------

SWITZERLAND -- (1.1%)
Chubb INA Holdings, Inc.
    2.300%, 11/03/20.............................   1,300  1,306,363
Credit Suisse AG
    2.300%, 05/28/19.............................   1,000  1,006,128
    3.000%, 10/29/21.............................   1,457  1,480,348
UBS AG
    2.375%, 08/14/19.............................     250    251,798
    2.375%, 08/14/19.............................     750    755,596
                                                          ----------
TOTAL SWITZERLAND................................          4,800,233
                                                          ----------

UNITED KINGDOM -- (6.4%)
Aon P.L.C.
    2.800%, 03/15/21.............................   1,500  1,511,420
AstraZeneca P.L.C.
    2.375%, 11/16/20.............................   2,750  2,769,706
BAE Systems Holdings, Inc.
##  2.850%, 12/15/20.............................   1,650  1,671,295
Barclays P.L.C.
    2.750%, 11/08/19.............................   1,000  1,009,636
    2.875%, 06/08/20.............................   1,000  1,010,626
Baxalta, Inc.
    2.875%, 06/23/20.............................   1,000  1,016,141
BP Capital Markets P.L.C.
    3.561%, 11/01/21.............................   2,000  2,092,182
CNH Industrial Capital LLC
    3.875%, 10/15/21.............................   1,000  1,005,000

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
UNITED KINGDOM -- (Continued)
Coca-Cola European Partners US LLC
    3.500%, 09/15/20.............................    1,665 $ 1,723,002
    4.500%, 09/01/21.............................      270     291,324
HSBC Holdings P.L.C.
    3.400%, 03/08/21.............................    1,500   1,542,438
    4.000%, 03/30/22.............................      700     737,981
HSBC USA, Inc.
    2.750%, 08/07/20.............................      185     187,617
Imperial Brands Finance P.L.C.
##  2.950%, 07/21/20.............................    1,000   1,014,531
Lloyds Bank P.L.C.
    2.700%, 08/17/20.............................    1,300   1,318,113
Lloyds Banking Group P.L.C.
    3.100%, 07/06/21.............................    1,000   1,015,994
    3.000%, 01/11/22.............................      600     603,921
Nationwide Building Society
##  2.350%, 01/21/20.............................    1,000   1,003,155
##  2.450%, 07/27/21.............................    2,000   1,994,096
Sky P.L.C.
##  2.625%, 09/16/19.............................      750     752,485
    2.875%, 11/24/20............................. GBP  900   1,236,620
TechnipFMC P.L.C.
##  2.000%, 10/01/17.............................      365     364,962
Unilever Capital Corp.
    4.250%, 02/10/21.............................    2,263   2,429,188
Vodafone Group P.L.C.
    5.450%, 06/10/19.............................      400     427,648
                                                           -----------
TOTAL UNITED KINGDOM.............................           28,729,081
                                                           -----------

UNITED STATES -- (70.2%)
21st Century Fox America, Inc.
    4.500%, 02/15/21.............................   $1,000   1,074,062
Abbott Laboratories
    4.125%, 05/27/20.............................    1,000   1,051,085
    2.800%, 09/15/20.............................    1,000   1,011,466
AbbVie, Inc.
    2.500%, 05/14/20.............................    1,400   1,412,270
Advance Auto Parts, Inc.
    5.750%, 05/01/20.............................      985   1,069,272
Agilent Technologies, Inc.
    5.000%, 07/15/20.............................    1,000   1,080,230
Ally Financial, Inc.
    7.500%, 09/15/20.............................      500     564,375
    4.125%, 02/13/22.............................      500     503,125
Amazon.com, Inc.
    3.300%, 12/05/21.............................    1,000   1,040,656
Ameren Corp.
    2.700%, 11/15/20.............................    1,525   1,545,269
American Express Credit Corp.
    2.250%, 08/15/19.............................    1,000   1,007,564
    2.600%, 09/14/20.............................    1,000   1,013,280
    2.250%, 05/05/21.............................    1,000     997,205
American International Group, Inc.
    3.375%, 08/15/20.............................    1,000   1,029,744
    3.300%, 03/01/21.............................      500     512,635

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Ameriprise Financial, Inc.
    5.300%, 03/15/20.............................  $1,017 $1,104,610
AmerisourceBergen Corp.
#   3.500%, 11/15/21.............................   1,257  1,308,890
Amgen, Inc.
    4.100%, 06/15/21.............................   2,000  2,123,936
Anthem, Inc.
    2.250%, 08/15/19.............................     500    502,039
    4.350%, 08/15/20.............................   1,000  1,058,559
Apache Corp.
    3.250%, 04/15/22.............................   2,359  2,398,523
Apple, Inc.
    2.850%, 05/06/21.............................   1,000  1,030,238
Arconic, Inc.
    5.870%, 02/23/22.............................   1,000  1,078,500
Associated Banc-Corp
    2.750%, 11/15/19.............................   1,294  1,304,779
AT&T, Inc.
    4.600%, 02/15/21.............................     600    639,269
    2.800%, 02/17/21.............................     500    503,989
    5.000%, 03/01/21.............................   1,200  1,302,937
    3.875%, 08/15/21.............................     300    313,360
Autodesk, Inc.
    3.125%, 06/15/20.............................     750    764,964
AutoZone, Inc.
    2.500%, 04/15/21.............................   1,695  1,694,075
Baker Hughes, Inc.
    3.200%, 08/15/21.............................     309    317,162
Ball Corp.
    4.375%, 12/15/20.............................     500    526,250
    5.000%, 03/15/22.............................     500    533,750
Bank of America Corp.
    2.650%, 04/01/19.............................     225    227,650
    2.625%, 10/19/20.............................     900    905,873
    5.700%, 01/24/22.............................   1,000  1,125,845
Bank of New York Mellon Corp. (The)
    2.150%, 02/24/20.............................   1,000  1,007,442
    2.450%, 11/27/20.............................     301    303,649
    2.600%, 02/07/22.............................   1,000  1,006,652
Baxter International, Inc.
    1.700%, 08/15/21.............................   1,500  1,462,807
BB&T Corp.
    2.450%, 01/15/20.............................   1,000  1,012,459
Becton Dickinson and Co.
    3.125%, 11/08/21.............................   2,700  2,715,606
Best Buy Co., Inc.
#   5.500%, 03/15/21.............................   2,000  2,175,516
Biogen, Inc.
    2.900%, 09/15/20.............................   1,300  1,325,813
Boston Scientific Corp.
    6.000%, 01/15/20.............................     500    547,554
    2.850%, 05/15/20.............................     700    710,047
Buckeye Partners L.P.
    6.050%, 01/15/18.............................     300    308,417
Burlington Northern Santa Fe LLC
    3.450%, 09/15/21.............................   1,000  1,044,616

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
CA, Inc.
    5.375%, 12/01/19.............................  $  700 $  754,921
CalAtlantic Group, Inc.
    6.625%, 05/01/20.............................     600    660,000
Capital One Financial Corp.
    2.450%, 04/24/19.............................     300    301,797
    4.750%, 07/15/21.............................   1,900  2,045,610
Carpenter Technology Corp.
    5.200%, 07/15/21.............................   1,200  1,252,247
Caterpillar Financial Services Corp.
    1.700%, 08/09/21.............................   1,000    972,605
Caterpillar, Inc.
    3.900%, 05/27/21.............................   1,000  1,064,444
CBS Corp.
    5.750%, 04/15/20.............................   1,125  1,234,448
CF Industries, Inc.
    6.875%, 05/01/18.............................     750    783,525
Charles Schwab Corp. (The)
    4.450%, 07/22/20.............................   1,000  1,071,217
Chevron Corp.
    2.100%, 05/16/21.............................     657    655,225
    2.498%, 03/03/22.............................   1,000  1,007,997
Citigroup, Inc.
#   2.400%, 02/18/20.............................   1,500  1,507,890
    2.700%, 03/30/21.............................   1,100  1,106,854
Citizens Bank NA
    2.450%, 12/04/19.............................     994  1,001,623
    2.550%, 05/13/21.............................   1,600  1,603,211
CMS Energy Corp.
    8.750%, 06/15/19.............................     886  1,006,219
CNA Financial Corp.
    5.875%, 08/15/20.............................   1,595  1,767,394
    5.750%, 08/15/21.............................     720    806,025
CNO Financial Group, Inc.
    4.500%, 05/30/20.............................   1,000  1,035,000
Comerica Bank
    2.500%, 06/02/20.............................   1,000  1,004,509
ConocoPhillips
    6.000%, 01/15/20.............................     260    287,233
ConocoPhillips Co.
#   4.200%, 03/15/21.............................   1,800  1,925,435
Consolidated Edison, Inc.
    2.000%, 05/15/21.............................   1,860  1,832,846
Corning, Inc.
    4.250%, 08/15/20.............................   1,000  1,058,734
Crane Co.
    2.750%, 12/15/18.............................     433    438,840
CSX Corp.
    3.700%, 10/30/20.............................   1,330  1,392,451
CVS Health Corp.
    2.250%, 08/12/19.............................     885    892,461
    2.800%, 07/20/20.............................     500    509,469
    4.125%, 05/15/21.............................     800    849,723
    2.125%, 06/01/21.............................     500    493,444
DCP Midstream Operating L.P.
    4.950%, 04/01/22.............................   1,100  1,125,432

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Discovery Communications LLC
    5.625%, 08/15/19.............................  $  398 $  428,833
    4.375%, 06/15/21.............................   2,176  2,304,671
Dominion Gas Holdings LLC
    2.800%, 11/15/20.............................     250    253,397
Dominion Resources, Inc.
    2.500%, 12/01/19.............................   1,195  1,207,083
    4.450%, 03/15/21.............................     850    914,419
Dover Corp.
    4.300%, 03/01/21.............................     497    529,979
Dow Chemical Co. (The)
    4.250%, 11/15/20.............................   1,900  2,015,657
Dr. Pepper Snapple Group, Inc.
    2.000%, 01/15/20.............................   1,000    997,561
DTE Energy Co.
    2.400%, 12/01/19.............................     700    704,351
Duke Energy Corp.
    5.050%, 09/15/19.............................     750    799,546
Eastman Chemical Co.
    4.500%, 01/15/21.............................      34     36,366
eBay, Inc.
    2.200%, 08/01/19.............................   1,150  1,154,676
    2.875%, 08/01/21.............................   1,500  1,518,456
Ecolab, Inc.
    4.350%, 12/08/21.............................   1,500  1,626,636
Edwards Lifesciences Corp.
    2.875%, 10/15/18.............................      75     75,996
Electronic Arts, Inc.
    3.700%, 03/01/21.............................   1,962  2,041,108
EMC Corp.
    2.650%, 06/01/20.............................   1,000    978,655
Enterprise Products Operating LLC
    5.250%, 01/31/20.............................     400    432,134
    2.850%, 04/15/21.............................   1,500  1,518,112
ERAC USA Finance LLC
##  2.350%, 10/15/19.............................     370    370,330
Eversource Energy
    4.500%, 11/15/19.............................     536    568,358
    2.500%, 03/15/21.............................     900    897,878
Exelon Corp.
    5.150%, 12/01/20.............................     600    648,574
Exelon Generation Co. LLC
    5.200%, 10/01/19.............................     500    534,216
    2.950%, 01/15/20.............................     400    406,184
    4.000%, 10/01/20.............................   1,000  1,042,827
Express Scripts Holding Co.
    2.250%, 06/15/19.............................     500    501,564
    3.300%, 02/25/21.............................   2,000  2,041,160
FedEx Corp.
    2.300%, 02/01/20.............................     905    914,671
Fidelity National Information Services, Inc.
    2.250%, 08/15/21.............................   2,000  1,976,068
Fifth Third Bancorp
    2.300%, 03/01/19.............................     134    134,835
    2.875%, 07/27/20.............................   1,000  1,017,730

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Ford Motor Credit Co. LLC
    3.157%, 08/04/20.............................  $  375 $  381,604
    3.200%, 01/15/21.............................     800    809,858
    3.336%, 03/18/21.............................   1,500  1,523,103
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.............................     500    506,870
Gap, Inc. (The)
#   5.950%, 04/12/21.............................     996  1,076,905
GATX Corp.
    2.500%, 07/30/19.............................     500    504,036
General Mills, Inc.
    3.150%, 12/15/21.............................     985  1,017,488
General Motors Financial Co., Inc.
    3.200%, 07/06/21.............................   2,800  2,825,158
Georgia Power Co.
    4.250%, 12/01/19.............................     700    735,361
Gilead Sciences, Inc.
    2.550%, 09/01/20.............................   1,000  1,013,224
    4.400%, 12/01/21.............................   2,005  2,165,212
Goldman Sachs Group, Inc. (The)
    5.375%, 03/15/20.............................     500    541,371
    6.000%, 06/15/20.............................     300    332,492
    2.625%, 04/25/21.............................   1,000  1,001,027
    5.250%, 07/27/21.............................     750    824,911
Great Plains Energy, Inc.
    4.850%, 06/01/21.............................     915    980,844
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................   1,168  1,164,855
Harris Corp.
    2.700%, 04/27/20.............................   1,570  1,587,984
Hartford Financial Services Group, Inc. (The)
    5.500%, 03/30/20.............................     750    818,973
Hasbro, Inc.
    3.150%, 05/15/21.............................   1,384  1,414,195
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20.............................   2,100  2,175,451
Home Depot, Inc. (The)
    2.000%, 04/01/21.............................   1,444  1,439,604
HP, Inc.
    4.300%, 06/01/21.............................   1,370  1,450,490
    4.375%, 09/15/21.............................     800    851,474
    4.650%, 12/09/21.............................     400    431,715
Huntington Bancshares, Inc.
    3.150%, 03/14/21.............................   1,500  1,532,970
    2.300%, 01/14/22.............................     400    392,582
Huntington National Bank (The)
#   2.400%, 04/01/20.............................   1,000  1,004,364
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................   1,000  1,087,221
Integrys Holding, Inc.
    4.170%, 11/01/20.............................   1,180  1,246,715
Intercontinental Exchange, Inc.
    2.750%, 12/01/20.............................   1,000  1,017,890

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
JB Hunt Transport Services, Inc.
    2.400%, 03/15/19.............................  $1,025 $1,029,216
Jefferies Group LLC
    5.125%, 04/13/18.............................     750    772,682
JM Smucker Co. (The)
    2.500%, 03/15/20.............................   2,300  2,327,791
John Deere Capital Corp.
    2.550%, 01/08/21.............................   1,496  1,511,677
JPMorgan Chase & Co.
    2.250%, 01/23/20.............................     500    502,093
    2.550%, 10/29/20.............................   1,400  1,412,092
#   4.625%, 05/10/21.............................     500    541,308
Kellogg Co.
    4.000%, 12/15/20.............................   1,300  1,375,117
KeyCorp
    2.900%, 09/15/20.............................     700    712,653
KLA-Tencor Corp.
    3.375%, 11/01/19.............................     190    195,309
Kohl's Corp.
#   4.000%, 11/01/21.............................   2,500  2,558,267
Kraft Heinz Foods Co.
    5.375%, 02/10/20.............................     200    217,013
    2.800%, 07/02/20.............................   2,174  2,208,184
Kroger Co. (The)
    2.300%, 01/15/19.............................     500    503,185
    3.300%, 01/15/21.............................   1,167  1,201,260
L3 Technologies, Inc.
    4.750%, 07/15/20.............................   1,000  1,068,635
    4.950%, 02/15/21.............................     164    176,586
Laboratory Corp. of America Holdings
    2.625%, 02/01/20.............................   2,007  2,021,424
    3.200%, 02/01/22.............................     900    913,579
Lam Research Corp.
    2.750%, 03/15/20.............................     750    760,134
Legg Mason, Inc.
    2.700%, 07/15/19.............................     823    830,976
Lennar Corp.
    4.125%, 01/15/22.............................   1,000  1,020,000
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21.............................   2,400  2,609,650
Lincoln National Corp.
    6.250%, 02/15/20.............................     300    330,349
    4.850%, 06/24/21.............................     880    952,618
Lockheed Martin Corp.
    2.500%, 11/23/20.............................     500    505,873
Lowe's Cos., Inc.
    3.750%, 04/15/21.............................   2,000  2,116,520
Macy's Retail Holdings, Inc.
#   3.450%, 01/15/21.............................   1,500  1,514,524
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.............................   1,000  1,000,587
Marathon Petroleum Corp.
    3.400%, 12/15/20.............................   2,100  2,167,330
Marriott International, Inc.
    2.875%, 03/01/21.............................     800    811,339

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Marsh & McLennan Cos., Inc.
    2.350%, 03/06/20.............................  $  500 $  503,370
    2.750%, 01/30/22.............................   2,260  2,283,192
Mattel, Inc.
    2.350%, 05/06/19.............................     800    801,938
    2.350%, 08/15/21.............................   1,900  1,860,299
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................     800    806,514
McDonald's Corp.
    2.750%, 12/09/20.............................   2,070  2,107,463
Mead Johnson Nutrition Co.
    3.000%, 11/15/20.............................   1,830  1,866,757
MetLife, Inc.
    4.750%, 02/08/21.............................   2,441  2,664,984
Microsoft Corp.
    2.375%, 02/12/22.............................   1,000  1,010,387
Molson Coors Brewing Co.
    2.100%, 07/15/21.............................   2,000  1,964,682
Mondelez International Holdings Netherlands BV
##  2.000%, 10/28/21.............................   3,000  2,907,852
Monsanto Co.
    2.125%, 07/15/19.............................     800    801,862
Morgan Stanley
    2.375%, 07/23/19.............................     300    302,115
    2.500%, 04/21/21.............................   1,000    997,068
    5.500%, 07/28/21.............................     200    222,686
    2.625%, 11/17/21.............................   1,500  1,498,465
Mosaic Co. (The)
    3.750%, 11/15/21.............................   2,000  2,089,568
Nasdaq, Inc.
    5.550%, 01/15/20.............................   1,115  1,202,428
NetApp, Inc.
    3.375%, 06/15/21.............................   2,000  2,042,754
Newell Brands, Inc.
    2.875%, 12/01/19.............................     850    866,120
Newfield Exploration Co.
    5.750%, 01/30/22.............................   1,000  1,062,500
Newmont Mining Corp.
    3.500%, 03/15/22.............................   1,000  1,033,748
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................   1,400  1,410,605
    4.500%, 06/01/21.............................   1,000  1,070,951
NiSource Finance Corp.
    5.450%, 09/15/20.............................     995  1,090,627
Nordstrom, Inc.
    4.750%, 05/01/20.............................   1,000  1,064,427
#   4.000%, 10/15/21.............................   1,000  1,048,810
NVIDIA Corp.
    2.200%, 09/16/21.............................     993    982,762
Occidental Petroleum Corp.
    4.100%, 02/01/21.............................   1,960  2,082,463
    3.125%, 02/15/22.............................     476    487,257
Omnicom Group, Inc.
    4.450%, 08/15/20.............................   1,000  1,067,444

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
ONEOK Partners L.P.
    2.000%, 10/01/17.............................  $  856 $  857,196
ONEOK, Inc.
    4.250%, 02/01/22.............................     566    585,719
Pacific Gas & Electric Co.
    3.500%, 10/01/20.............................     500    519,955
    4.250%, 05/15/21.............................     797    850,170
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.050%, 01/09/20.............................   1,323  1,345,958
##  3.375%, 02/01/22.............................   1,700  1,738,379
PepsiCo, Inc.
    2.150%, 10/14/20.............................   2,000  2,017,056
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    6.500%, 05/01/18.............................     800    835,425
PNC Bank NA
    2.550%, 12/09/21.............................   1,000  1,006,262
PNC Financial Services Group, Inc. (The)
    4.375%, 08/11/20.............................   2,000  2,135,440
Progress Energy, Inc.
    4.400%, 01/15/21.............................   1,100  1,168,068
Prudential Financial, Inc.
    5.375%, 06/21/20.............................     400    438,692
    4.500%, 11/15/20.............................   2,000  2,155,576
PSEG Power LLC
    2.450%, 11/15/18.............................   1,163  1,169,280
Quest Diagnostics, Inc.
    2.700%, 04/01/19.............................     200    202,670
    4.750%, 01/30/20.............................   1,000  1,069,438
Radian Group, Inc.
    7.000%, 03/15/21.............................   1,000  1,115,000
Regions Financial Corp.
#   3.200%, 02/08/21.............................   1,700  1,737,869
Republic Services, Inc.
    5.500%, 09/15/19.............................     700    755,602
Reynolds American, Inc.
    6.875%, 05/01/20.............................     500    565,070
Roper Technologies, Inc.
    3.000%, 12/15/20.............................   1,200  1,227,296
    2.800%, 12/15/21.............................   1,000  1,005,589
Ryder System, Inc.
    2.500%, 05/11/20.............................   1,250  1,255,705
    3.450%, 11/15/21.............................     900    928,217
SCANA Corp.
    6.250%, 04/01/20.............................     550    601,127
    4.750%, 05/15/21.............................   1,000  1,045,513
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................     575    581,675
    2.800%, 06/15/20.............................     550    555,990
Sempra Energy
    9.800%, 02/15/19.............................     700    794,506
Southern Co. (The)
    2.750%, 06/15/20.............................     750    756,643

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Southern Power Co.
    2.375%, 06/01/20.............................  $  334 $  335,294
    2.500%, 12/15/21.............................     898    886,492
Southwest Airlines Co.
    2.750%, 11/06/19.............................   1,400  1,423,145
Spectra Energy Capital LLC
    6.200%, 04/15/18.............................     800    832,278
Starbucks Corp.
    2.100%, 02/04/21.............................   1,449  1,459,297
State Street Corp.
    2.550%, 08/18/20.............................   1,900  1,938,298
    1.950%, 05/19/21.............................     500    494,236
Stryker Corp.
    2.625%, 03/15/21.............................   2,086  2,112,348
SunTrust Banks, Inc.
    2.900%, 03/03/21.............................     900    913,213
Symantec Corp.
    2.750%, 06/15/17.............................     800    800,280
    4.200%, 09/15/20.............................   1,000  1,041,000
Sysco Corp.
    2.600%, 10/01/20.............................   1,000  1,009,777
Target Corp.
    2.900%, 01/15/22.............................   1,750  1,802,722
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................     286    310,923
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................     250    251,968
    4.500%, 03/01/21.............................   1,600  1,714,560
TIAA Asset Management Finance Co. LLC
##  2.950%, 11/01/19.............................   1,050  1,067,005
Time Warner Cable, Inc.
    5.000%, 02/01/20.............................   1,100  1,174,260
Time Warner, Inc.
    2.100%, 06/01/19.............................     905    906,742
Toyota Motor Credit Corp.
    2.600%, 01/11/22.............................   5,776  5,832,397
Travelers Cos., Inc. (The)
    3.900%, 11/01/20.............................   1,000  1,059,889
Tyson Foods, Inc.
    2.650%, 08/15/19.............................   1,050  1,060,666
U.S. Bancorp
    2.350%, 01/29/21.............................   1,500  1,511,383
Union Pacific Corp.
    1.800%, 02/01/20.............................     750    748,137
United Continental Holdings, Inc.
    6.000%, 12/01/20.............................   1,000  1,072,500
United Parcel Service, Inc.
    3.125%, 01/15/21.............................   1,285  1,332,208
United Technologies Corp.
    4.500%, 04/15/20.............................     800    861,946
UnitedHealth Group, Inc.
#   2.125%, 03/15/21.............................   1,200  1,199,173
Unum Group
    3.000%, 05/15/21.............................   1,000  1,014,494

                                                      FACE
                                                     AMOUNT^      VALUE+
                                                     -------      ------
                                                      (000)
UNITED STATES -- (Continued)
US Bancorp
      2.625%, 01/24/22............................. $    1,000 $  1,008,660
Verizon Communications, Inc.
      3.450%, 03/15/21.............................      2,000    2,062,972
      3.500%, 11/01/21.............................        500      516,412
Viacom, Inc.
      2.750%, 12/15/19.............................      1,400    1,413,691
Walgreens Boots Alliance, Inc.
      2.700%, 11/18/19.............................      1,000    1,014,599
      2.600%, 06/01/21.............................      1,000    1,005,907
Walt Disney Co. (The)
      2.150%, 09/17/20.............................      1,000    1,007,708
Waste Management, Inc.
      4.600%, 03/01/21.............................      1,288    1,394,080
Wells Fargo & Co.
      2.150%, 01/30/20.............................      1,000    1,003,242
      2.500%, 03/04/21.............................      2,000    2,006,254
Western Gas Partners L.P.
      2.600%, 08/15/18.............................        700      702,475
Western Union Co. (The)
      5.253%, 04/01/20.............................      1,000    1,068,582
Whirlpool Corp.
      4.850%, 06/15/21.............................        436      476,422
Williams Cos., Inc. (The)
      7.875%, 09/01/21.............................      1,000    1,171,250
Williams Partners L.P.
      4.000%, 11/15/21.............................      1,848    1,921,526
Wm Wrigley Jr Co.
##    2.900%, 10/21/19.............................      1,000    1,018,987
Wyndham Worldwide Corp.
      4.250%, 03/01/22.............................      2,000    2,100,570
Xcel Energy, Inc.
      2.400%, 03/15/21.............................      2,000    2,001,304
Xilinx, Inc.
      3.000%, 03/15/21.............................        989    1,012,530
Zimmer Biomet Holdings, Inc.
      2.700%, 04/01/20.............................      2,000    2,022,012
                                                               ------------
TOTAL UNITED STATES................................             317,381,790
                                                               ------------
TOTAL BONDS........................................             438,157,811
                                                               ------------
TOTAL INVESTMENT SECURITIES........................             438,157,811
                                                               ------------

                                                     SHARES
                                                     ------
SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@  DFA Short Term Investment Fund...............  1,204,194   13,936,139
                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $451,605,118)..............................             $452,093,950
                                                               ============

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------
                                  LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                  ------- ------------  ------- ------------
   Bonds
     Australia...................   --    $  6,145,154    --    $  6,145,154
     Belgium.....................   --       2,264,355    --       2,264,355
     Canada......................   --      13,542,246    --      13,542,246
     Denmark.....................   --       3,750,187    --       3,750,187
     France......................   --      16,134,412    --      16,134,412
     Germany.....................   --      12,291,645    --      12,291,645
     Ireland.....................   --       3,379,828    --       3,379,828
     Italy.......................   --       1,098,955    --       1,098,955
     Japan.......................   --      12,981,334    --      12,981,334
     Luxembourg..................   --         908,782    --         908,782
     Netherlands.................   --       8,406,778    --       8,406,778
     Norway......................   --       1,025,709    --       1,025,709
     Spain.......................   --       3,813,772    --       3,813,772
     Sweden......................   --       1,503,550    --       1,503,550
     Switzerland.................   --       4,800,233    --       4,800,233
     United Kingdom..............   --      28,729,081    --      28,729,081
     United States...............   --     317,381,790    --     317,381,790
   Securities Lending Collateral.   --      13,936,139    --      13,936,139
   Forward Currency Contracts**..   --        (119,741)   --        (119,741)
                                    --    ------------    --    ------------
   TOTAL.........................   --    $451,974,209    --    $451,974,209
                                    ==    ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                        DFA INVESTMENT GRADE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                    FACE
                                                   AMOUNT^    VALUE+
                                                   -------    ------
                                                    (000)
BONDS -- (53.6%)
AUSTRALIA -- (1.7%)
Australia & New Zealand Banking Group, Ltd.
     2.250%, 06/13/19.............................   4,751 $  4,781,458
#    3.700%, 11/16/25.............................   4,410    4,641,309
BHP Billiton Finance USA, Ltd.
     2.875%, 02/24/22.............................   1,759    1,795,304
Commonwealth Bank of Australia
     2.250%, 03/13/19.............................     529      532,634
#    2.300%, 09/06/19.............................     558      561,539
     5.000%, 03/19/20.............................     793      853,256
#    2.400%, 11/02/20.............................   7,680    7,693,563
###  2.850%, 05/18/26.............................   2,800    2,727,427
Macquarie Bank, Ltd.
###  3.900%, 01/15/26.............................  25,000   25,996,550
Macquarie Group, Ltd.
##   3.000%, 12/03/18.............................   5,013    5,083,177
National Australia Bank, Ltd.
     2.250%, 07/01/19.............................   1,849    1,859,327
###  3.500%, 01/10/27.............................  23,100   23,514,137
Westpac Banking Corp.
     2.250%, 07/30/18.............................   8,600    8,660,294
     4.875%, 11/19/19.............................  17,117   18,316,114
     2.850%, 05/13/26.............................   9,037    8,795,721
     3.350%, 03/08/27.............................  15,636   15,726,689
                                                           ------------
TOTAL AUSTRALIA...................................          131,538,499
                                                           ------------

AUSTRIA -- (0.0%)
Oesterreichische Kontrollbank AG
     1.125%, 05/29/18.............................   1,964    1,958,803
                                                           ------------

BELGIUM -- (0.3%)
Anheuser-Busch InBev Finance, Inc.
     2.650%, 02/01/21.............................   5,000    5,061,965
     2.625%, 01/17/23.............................   5,029    4,996,840
     3.650%, 02/01/26.............................   3,000    3,067,839
Anheuser-Busch InBev Worldwide, Inc.
     5.375%, 01/15/20.............................     317      344,444
     4.375%, 02/15/21.............................   2,590    2,773,030
     2.500%, 07/15/22.............................   5,180    5,164,320
                                                           ------------
TOTAL BELGIUM.....................................           21,408,438
                                                           ------------

CANADA -- (2.0%)
Alberta, Province of Canada
###  1.750%, 08/26/20.............................  10,000    9,955,710
Bank of Montreal
     2.375%, 01/25/19.............................      32       32,294
#    1.900%, 08/27/21.............................  10,000    9,834,280

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
CANADA -- (Continued)
Bank of Nova Scotia (The)
    2.050%, 10/30/18.............................   8,100 $  8,153,735
    2.050%, 10/30/18.............................   2,400    2,411,546
    2.050%, 06/05/19.............................   1,512    1,516,804
    4.375%, 01/13/21.............................   3,237    3,469,669
British Columbia, Province of Canada
    6.500%, 01/15/26.............................   8,011   10,188,887
Canadian Pacific Railway Co.
    2.900%, 02/01/25.............................   3,059    3,019,466
    3.700%, 02/01/26.............................   3,885    4,015,629
Enbridge, Inc.
    4.000%, 10/01/23.............................   2,932    3,046,058
#   3.500%, 06/10/24.............................   1,295    1,292,236
Goldcorp, Inc.
    3.625%, 06/09/21.............................   4,021    4,156,403
Petro-Canada
    6.050%, 05/15/18.............................     589      614,293
Potash Corp. of Saskatchewan, Inc.
    3.250%, 12/01/17.............................     169      170,449
    3.625%, 03/15/24.............................   3,500    3,533,103
    3.000%, 04/01/25.............................   3,500    3,351,982
Province of Manitoba Canada
    2.050%, 11/30/20.............................  11,300   11,363,868
Province of Ontario Canada
    1.200%, 02/14/18.............................   6,205    6,197,542
    1.650%, 09/27/19.............................     529      528,079
#   2.450%, 06/29/22.............................   1,101    1,111,360
Quebec, Province of Canada
    2.625%, 02/13/23.............................   4,532    4,600,093
Rogers Communications, Inc.
    3.000%, 03/15/23.............................   1,786    1,793,228
    4.100%, 10/01/23.............................   1,263    1,344,840
Royal Bank of Canada
    2.200%, 07/27/18.............................   1,742    1,754,624
#   2.350%, 10/30/20.............................   5,000    5,038,375
Suncor Energy, Inc.
    3.600%, 12/01/24.............................   7,493    7,721,739
Thomson Reuters Corp.
#   4.300%, 11/23/23.............................   5,180    5,515,130
    3.850%, 09/29/24.............................     670      689,712
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................   1,760    1,758,625
    2.625%, 09/10/18.............................   7,260    7,356,050
    2.125%, 07/02/19.............................   3,703    3,724,700
#   2.125%, 04/07/21.............................  17,000   16,923,296
TransCanada PipeLines, Ltd.
#   3.800%, 10/01/20.............................   1,295    1,361,612
    2.500%, 08/01/22.............................   3,310    3,287,648
                                                          ------------
TOTAL CANADA.....................................          150,833,065
                                                          ------------

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT^   VALUE+
                                                   -------   ------
                                                    (000)
DENMARK -- (0.2%)
Danske Bank A.S.
##   2.750%, 09/17/20.............................   1,058 $ 1,073,390
##   2.800%, 03/10/21.............................  12,600  12,763,787
Kommunekredit
     1.125%, 03/15/18.............................     982     980,024
Nordea Bank AB
     1.625%, 05/15/18.............................     227     226,937
                                                           -----------
TOTAL DENMARK.....................................          15,044,138
                                                           -----------

FINLAND -- (0.0%)
Municipality Finance P.L.C.
     1.125%, 04/17/18.............................   2,456   2,450,307
                                                           -----------

FRANCE -- (1.1%)
Airgas, Inc.
     3.050%, 08/01/20.............................     772     792,979
BNP Paribas SA
     2.375%, 09/14/17.............................     346     347,088
     2.450%, 03/17/19.............................     949     956,730
     2.375%, 05/21/20.............................   2,210   2,215,686
     3.250%, 03/03/23.............................   1,942   1,978,463
BPCE SA
     2.500%, 07/15/19.............................     476     478,679
#    2.250%, 01/27/20.............................   2,166   2,159,844
     2.650%, 02/03/21.............................   4,500   4,502,083
     4.000%, 04/15/24.............................  10,914  11,425,659
Credit Agricole SA
##   2.750%, 06/10/20.............................   5,500   5,547,883
#    3.875%, 04/15/24.............................   8,591   8,958,489
Electricite de France SA
##   3.625%, 10/13/25.............................   3,500   3,574,511
Pernod Ricard SA
##   4.450%, 01/15/22.............................   6,474   6,965,869
###  3.250%, 06/08/26.............................  15,000  14,943,585
Sanofi
     1.250%, 04/10/18.............................   1,022   1,021,284
Societe Generale SA
###  2.500%, 04/08/21.............................   2,825   2,811,477
Total Capital International SA
     2.125%, 01/10/19.............................   1,073   1,081,831
     2.100%, 06/19/19.............................   3,252   3,272,953
     3.750%, 04/10/24.............................   9,712  10,198,872
                                                           -----------
TOTAL FRANCE......................................          83,233,965
                                                           -----------

GERMANY -- (1.3%)
Bayer U.S. Finance LLC
##   2.375%, 10/08/19.............................  10,364  10,434,786
Bayer U.S. Finance LLC
##   3.375%, 10/08/24.............................  12,544  12,789,536
BMW U.S. Capital LLC
##   2.800%, 04/11/26.............................   9,944   9,646,237
##   3.300%, 04/06/27.............................   5,000   5,028,910
Daimler Finance North America LLC
##   3.250%, 08/01/24.............................   2,072   2,091,429
     8.500%, 01/18/31.............................   9,000  13,596,498

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
GERMANY -- (Continued)
Deutsche Bank AG
    2.500%, 02/13/19.............................  10,945 $10,968,882
    2.500%, 02/13/19.............................   1,058   1,060,232
    2.950%, 08/20/20.............................     138     138,280
    3.125%, 01/13/21.............................   2,000   2,001,516
    3.700%, 05/30/24.............................   9,754   9,602,735
EMD Finance LLC
##  2.950%, 03/19/22.............................   5,180   5,239,555
FMS Wertmanagement AoeR
    1.000%, 11/21/17.............................   2,456   2,453,291
Kreditanstalt fuer Wiederaufbau
#   0.875%, 09/05/17.............................     491     490,630
    1.875%, 04/01/19.............................     741     746,545
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17.............................   1,238   1,236,937
NRW Bank
    1.875%, 07/01/19.............................   2,116   2,120,960
Siemens Financieringsmaatschappij NV
##  6.125%, 08/17/26.............................   3,821   4,709,658
Volkswagen Group of America Finance LLC
##  2.125%, 05/23/19.............................     879     877,367
##  2.400%, 05/22/20.............................     699     699,727
                                                          -----------
TOTAL GERMANY....................................          95,933,711
                                                          -----------

IRELAND -- (0.7%)
Actavis Funding SCS
    3.000%, 03/12/20.............................   5,550   5,656,205
    3.450%, 03/15/22.............................  13,031  13,397,653
    3.800%, 03/15/25.............................   2,500   2,544,342
Actavis, Inc.
    1.875%, 10/01/17.............................     687     687,543
    3.250%, 10/01/22.............................   7,650   7,766,043
Eaton Corp.
    2.750%, 11/02/22.............................   5,769   5,800,066
Johnson Controls International P.L.C.
    3.625%, 07/02/24.............................     994   1,026,010
Medtronic, Inc.
#   3.125%, 03/15/22.............................   3,156   3,258,049
    3.500%, 03/15/25.............................   2,000   2,064,994
Perrigo Finance Unlimited Co.
    3.500%, 03/15/21.............................   2,000   2,050,186
    3.500%, 12/15/21.............................   3,783   3,882,368
    3.900%, 12/15/24.............................   3,885   3,928,427
                                                          -----------
TOTAL IRELAND....................................          52,061,886
                                                          -----------

ITALY -- (0.1%)
Intesa Sanpaolo SpA
    3.875%, 01/16/18.............................     213     215,553
    5.250%, 01/12/24.............................   7,664   8,191,207
                                                          -----------
TOTAL ITALY......................................           8,406,760
                                                          -----------

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
JAPAN -- (1.5%)
American Honda Finance Corp.
    2.300%, 09/09/26.............................   1,500 $  1,412,226
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.350%, 09/08/19.............................   1,557    1,560,232
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    3.250%, 09/08/24.............................   3,237    3,270,490
Beam Suntory, Inc.
    1.750%, 06/15/18.............................   1,964    1,957,552
    3.250%, 06/15/23.............................   4,030    4,048,276
Japan Bank for International Cooperation
    1.750%, 07/31/18.............................     491      491,384
Japan Finance Organization for Municipalities
    2.500%, 09/12/18.............................     814      819,043
    2.125%, 03/06/19.............................     528      527,411
Mitsubishi UFJ Financial Group, Inc.
    3.677%, 02/22/27.............................   3,000    3,082,239
Mizuho Bank, Ltd.
##  2.150%, 10/20/18.............................   5,000    5,009,990
##  2.450%, 04/16/19.............................   2,323    2,335,863
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21.............................   8,200    8,189,693
MUFG Americas Holdings Corp.
    3.500%, 06/18/22.............................   5,536    5,707,145
MUFG Union Bank NA
    2.625%, 09/26/18.............................   4,418    4,459,330
Nissan Motor Acceptance Corp.
##  2.125%, 03/03/20.............................   1,700    1,695,386
##  2.550%, 03/08/21.............................   8,000    8,035,248
Nomura Holdings, Inc.
    6.700%, 03/04/20.............................   4,610    5,135,180
Sumitomo Mitsui Banking Corp.
    3.950%, 07/19/23.............................   5,931    6,260,574
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21.............................   2,000    2,028,152
    2.058%, 07/14/21.............................   5,000    4,912,760
#   3.784%, 03/09/26.............................   5,000    5,175,755
Toyota Motor Credit Corp.
    2.100%, 01/17/19.............................     902      909,123
    2.125%, 07/18/19.............................     835      841,096
#   2.625%, 01/10/23.............................   6,474    6,493,985
    3.200%, 01/11/27.............................  27,291   27,701,484
                                                          ------------
TOTAL JAPAN......................................          112,059,617
                                                          ------------

NETHERLANDS -- (1.5%)
Ahold Finance USA LLC
    6.875%, 05/01/29.............................     712      899,663
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................   1,376    1,376,325

                                                    FACE
                                                   AMOUNT^    VALUE+
                                                   -------    ------
                                                    (000)
NETHERLANDS -- (Continued)
##   1.000%, 02/12/18.............................   2,500 $  2,494,792
     1.375%, 03/19/18.............................   2,456    2,456,268
     2.500%, 01/23/23.............................   6,474    6,534,856
Cooperatieve Rabobank UA
#    3.875%, 02/08/22.............................  13,244   14,077,975
#    3.375%, 05/21/25.............................  17,022   17,398,101
Heineken NV
###  2.750%, 04/01/23.............................   2,245    2,248,962
ING Bank NV
###  2.050%, 08/15/21.............................   5,000    4,905,610
Koninklijke Philips Electronics NV
     3.750%, 03/15/22.............................   1,503    1,581,021
LYB International Finance II BV
     3.500%, 03/02/27.............................   2,500    2,471,250
LyondellBasell Industries NV
     5.750%, 04/15/24.............................   5,827    6,672,410
Mylan NV
     3.950%, 06/15/26.............................  10,000    9,890,700
Mylan, Inc.
     4.200%, 11/29/23.............................   4,532    4,669,940
Nederlandse Waterschapsbank NV
     1.875%, 03/13/19.............................   6,348    6,376,598
Shell International Finance BV
#    2.500%, 09/12/26.............................  11,300   10,816,224
Shell International Finance BV
     2.250%, 11/10/20.............................   5,100    5,117,687
     3.400%, 08/12/23.............................  10,682   11,108,650
#    2.875%, 05/10/26.............................   2,261    2,231,517
                                                           ------------
TOTAL NETHERLANDS.................................          113,328,549
                                                           ------------

NORWAY -- (0.3%)
Kommunalbanken A.S.
     1.000%, 09/26/17.............................     392      391,661
     1.000%, 03/15/18.............................   2,946    2,937,383
     1.750%, 05/28/19.............................   2,116    2,120,562
Statoil ASA
     1.200%, 01/17/18.............................     231      230,444
     1.150%, 05/15/18.............................   1,382    1,375,466
#    2.450%, 01/17/23.............................   8,794    8,745,686
     2.650%, 01/15/24.............................   7,031    6,944,005
                                                           ------------
TOTAL NORWAY......................................           22,745,207
                                                           ------------

SPAIN -- (0.5%)
Iberdrola Finance Ireland, Ltd.
##   5.000%, 09/11/19.............................     788      837,091
Santander Holdings USA, Inc.
#    4.500%, 07/17/25.............................  12,796   13,063,615
Santander UK P.L.C.
     2.500%, 03/14/19.............................   1,375    1,386,033
     2.375%, 03/16/20.............................     334      335,945
     4.000%, 03/13/24.............................   8,891    9,374,092

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SPAIN -- (Continued)
Telefonica Emisiones SAU
    5.462%, 02/16/21.............................   2,876 $ 3,180,235
#   4.570%, 04/27/23.............................   7,532   8,139,117
                                                          -----------
TOTAL SPAIN......................................          36,316,128
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.3%)
Asian Development Bank
    1.750%, 09/11/18.............................     877     882,336
    1.875%, 04/12/19.............................   2,116   2,132,532
European Investment Bank
    1.625%, 06/15/17.............................     393     393,229
    1.125%, 09/15/17.............................     295     294,929
    1.875%, 03/15/19.............................     529     532,463
    3.250%, 01/29/24.............................   3,237   3,421,603
Inter-American Development Bank
    0.875%, 03/15/18.............................     982     978,599
    3.000%, 02/21/24.............................   1,750   1,827,002
    7.000%, 06/15/25.............................   3,885   5,044,179
    6.750%, 07/15/27.............................   1,942   2,574,721
International Finance Corp.
    0.875%, 06/15/18.............................     295     293,663
Nordic Investment Bank
    0.750%, 01/17/18.............................   1,080   1,076,657
    1.875%, 06/14/19.............................     529     532,598
                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....          19,984,511
                                                          -----------

SWEDEN -- (0.1%)
Kommuninvest I Sverige AB
    1.000%, 10/24/17.............................   2,438   2,434,733
    2.000%, 11/12/19.............................     529     533,465
Svensk Exportkredit AB
    1.875%, 06/17/19.............................   1,164   1,168,915
Svenska Handelsbanken AB
#   2.500%, 01/25/19.............................     578     584,688
                                                          -----------
TOTAL SWEDEN.....................................           4,721,801
                                                          -----------

SWITZERLAND -- (0.9%)
ABB Finance USA, Inc.
    1.625%, 05/08/17.............................     260     260,015
    2.875%, 05/08/22.............................   5,429   5,527,580
Chubb INA Holdings, Inc.
    2.700%, 03/13/23.............................   3,000   2,996,019
Chubb INA Holdings, Inc.
#   2.875%, 11/03/22.............................   2,040   2,066,453
    3.350%, 05/15/24.............................   5,180   5,323,817
Credit Suisse AG
    2.300%, 05/28/19.............................     162     162,993
    5.300%, 08/13/19.............................     370     396,118
#   3.000%, 10/29/21.............................   3,011   3,059,251
Credit Suisse New York
    1.700%, 04/27/18.............................   2,200   2,198,348
    3.625%, 09/09/24.............................  12,896  13,232,366

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SWITZERLAND -- (Continued)
Novartis Capital Corp.
#   3.400%, 05/06/24.............................   6,151 $ 6,407,644
    3.100%, 05/17/27.............................  11,111  11,194,888
UBS AG
    2.375%, 08/14/19.............................     148     149,064
UBS Group Funding Jersey, Ltd.
##  4.125%, 09/24/25.............................  15,190  15,592,581
                                                          -----------
TOTAL SWITZERLAND................................          68,567,137
                                                          -----------

UNITED KINGDOM -- (2.1%)
Aon Corp.
    5.000%, 09/30/20.............................     819     884,745
Aon P.L.C.
#   4.000%, 11/27/23.............................   4,047   4,268,974
    3.500%, 06/14/24.............................   9,254   9,342,246
AstraZeneca P.L.C.
    2.375%, 11/16/20.............................   8,380   8,440,051
    3.375%, 11/16/25.............................   7,571   7,664,040
BAE Systems Holdings, Inc.
##  2.850%, 12/15/20.............................   1,253   1,269,171
Barclays P.L.C.
    2.750%, 11/08/19.............................     626     632,032
#   3.650%, 03/16/25.............................  14,330  14,088,640
    4.375%, 01/12/26.............................   7,000   7,187,040
Baxalta, Inc.
    2.875%, 06/23/20.............................     476     483,683
BP Capital Markets P.L.C.
    4.750%, 03/10/19.............................     106     111,569
#   3.245%, 05/06/22.............................   6,000   6,186,996
    3.535%, 11/04/24.............................   2,266   2,311,007
    3.119%, 05/04/26.............................   3,000   2,970,873
    3.017%, 01/16/27.............................  11,000  10,760,222
British Telecommunications P.L.C.
    2.350%, 02/14/19.............................   4,140   4,170,851
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................   1,010   1,010,145
Diageo Investment Corp.
    2.875%, 05/11/22.............................     133     136,009
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................   1,559   1,559,064
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23.............................   5,450   5,495,862
HSBC Holdings P.L.C.
    3.400%, 03/08/21.............................   7,000   7,198,044
    4.000%, 03/30/22.............................   5,068   5,342,979
HSBC USA, Inc.
    2.375%, 11/13/19.............................     317     318,382
    2.350%, 03/05/20.............................     558     560,181
    3.500%, 06/23/24.............................  12,740  13,080,578
Imperial Brands Finance P.L.C.
##  2.950%, 07/21/20.............................     423     429,147
Lloyds Banking Group P.L.C.
    3.750%, 01/11/27.............................   4,750   4,737,256

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
UNITED KINGDOM -- (Continued)
Nationwide Building Society
##  3.900%, 07/21/25.............................   2,000 $  2,095,196
Rio Tinto Finance USA P.L.C.
    2.875%, 08/21/22.............................     399      403,456
Rolls-Royce P.L.C.
##  3.625%, 10/14/25.............................   5,000    5,085,090
TechnipFMC P.L.C.
##  3.450%, 10/01/22.............................   4,284    4,271,294
Unilever Capital Corp.
    2.200%, 03/06/19.............................     138      139,219
    4.250%, 02/10/21.............................   1,000    1,073,437
Vodafone Group P.L.C.
    5.450%, 06/10/19.............................     158      168,921
    4.375%, 03/16/21.............................   2,913    3,108,806
    2.500%, 09/26/22.............................   9,769    9,636,708
    7.875%, 02/15/30.............................   6,684    8,973,965
                                                          ------------
TOTAL UNITED KINGDOM.............................          155,595,879
                                                          ------------

UNITED STATES -- (39.0%)
21st Century Fox America, Inc.
    3.700%, 09/15/24............................. $14,532   14,963,557
Abbott Laboratories
#   2.000%, 03/15/20.............................   7,296    7,291,819
    2.800%, 09/15/20.............................     132      133,514
    3.250%, 04/15/23.............................   3,237    3,261,844
#   2.950%, 03/15/25.............................  12,615   12,085,826
AbbVie, Inc.
    2.500%, 05/14/20.............................   8,367    8,440,328
    2.900%, 11/06/22.............................   2,833    2,845,556
    3.600%, 05/14/25.............................  10,000   10,084,820
Adobe Systems, Inc.
#   3.250%, 02/01/25.............................   1,942    1,982,844
Advance Auto Parts, Inc.
    4.500%, 12/01/23.............................   1,200    1,275,484
Aetna, Inc.
    2.200%, 03/15/19.............................   1,203    1,210,068
    2.750%, 11/15/22.............................   8,417    8,459,472
    3.500%, 11/15/24.............................   5,422    5,600,129
Affiliated Managers Group, Inc.
#   3.500%, 08/01/25.............................   2,590    2,551,896
Aflac, Inc.
    2.400%, 03/16/20.............................   1,500    1,521,217
    3.250%, 03/17/25.............................  11,136   11,276,748
Agilent Technologies, Inc.
    6.500%, 11/01/17.............................     208      212,645
    5.000%, 07/15/20.............................     339      366,198
Air Products & Chemicals, Inc.
    2.750%, 02/03/23.............................     987      992,141
Alabama Power Co.
    2.800%, 04/01/25.............................   2,590    2,537,115
Albemarle Corp.
    4.150%, 12/01/24.............................   7,451    7,795,996
Allstate Corp. (The)
    3.150%, 06/15/23.............................   5,132    5,264,518

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Alphabet, Inc.
    3.375%, 02/25/24............................. $ 4,547 $ 4,775,778
    1.998%, 08/15/26.............................   7,471   6,980,671
Altera Corp.
    2.500%, 11/15/18.............................   2,832   2,876,420
Altria Group, Inc.
    4.750%, 05/05/21.............................   3,710   4,040,350
    2.850%, 08/09/22.............................   7,200   7,275,938
Amazon.com, Inc.
    3.800%, 12/05/24.............................   4,921   5,253,665
Ameren Corp.
    2.700%, 11/15/20.............................   1,000   1,013,291
American Express Credit Corp.
    2.250%, 05/05/21.............................     150     149,581
American International Group, Inc.
    3.300%, 03/01/21.............................   1,500   1,537,905
    4.875%, 06/01/22.............................   1,942   2,119,994
    4.125%, 02/15/24.............................  10,187  10,614,375
    3.750%, 07/10/25.............................   8,240   8,326,850
    3.900%, 04/01/26.............................   4,000   4,080,188
American Water Capital Corp.
    3.850%, 03/01/24.............................   2,140   2,266,878
Ameriprise Financial, Inc.
    5.300%, 03/15/20.............................     529     574,571
    4.000%, 10/15/23.............................   3,765   4,005,188
#   2.875%, 09/15/26.............................   5,650   5,490,964
AmerisourceBergen Corp.
    3.400%, 05/15/24.............................   1,237   1,262,396
Amgen, Inc.
    4.100%, 06/15/21.............................   7,075   7,513,424
    3.625%, 05/22/24.............................   6,474   6,699,224
    3.125%, 05/01/25.............................   3,237   3,216,452
Amphenol Corp.
    2.550%, 01/30/19.............................      54      54,575
Analog Devices, Inc.
    3.900%, 12/15/25.............................   3,000   3,103,389
#   3.500%, 12/05/26.............................   2,000   2,004,700
Anthem, Inc.
    5.875%, 06/15/17.............................     161     161,832
#   2.250%, 08/15/19.............................     529     531,157
    4.350%, 08/15/20.............................   1,100   1,164,415
#   3.125%, 05/15/22.............................   2,202   2,240,236
    3.500%, 08/15/24.............................   5,044   5,103,519
Apache Corp.
    3.250%, 04/15/22.............................   8,237   8,375,003
    2.625%, 01/15/23.............................   1,599   1,554,060
Apple, Inc.
    2.000%, 05/06/20.............................     352     354,339
#   2.250%, 02/23/21.............................   5,000   5,050,190
    2.400%, 05/03/23.............................  28,903  28,748,716
#   3.450%, 05/06/24.............................  19,686  20,614,096
#   2.500%, 02/09/25.............................   4,613   4,515,629
    3.250%, 02/23/26.............................   4,850   4,952,704
    2.450%, 08/04/26.............................  10,290   9,851,348
    3.350%, 02/09/27.............................  34,000  34,741,676

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Applied Materials, Inc.
    4.300%, 06/15/21............................. $   647 $   698,958
    3.300%, 04/01/27.............................   5,144   5,229,750
Archer-Daniels-Midland Co.
    2.500%, 08/11/26.............................   5,000   4,810,220
Arizona Public Service Co.
#   8.750%, 03/01/19.............................     212     238,165
    3.150%, 05/15/25.............................   6,151   6,202,035
Associated Banc-Corp
    2.750%, 11/15/19.............................      53      53,441
Assurant, Inc.
    2.500%, 03/15/18.............................     982     987,656
    4.000%, 03/15/23.............................   6,474   6,681,660
AT&T, Inc.
    5.500%, 02/01/18.............................     698     717,644
    5.800%, 02/15/19.............................     444     472,931
    2.300%, 03/11/19.............................   5,500   5,526,246
#   3.000%, 02/15/22.............................   6,399   6,433,030
    3.800%, 03/15/22.............................   5,115   5,308,951
#   3.950%, 01/15/25.............................  10,000  10,126,380
    3.400%, 05/15/25.............................  11,870  11,558,959
Autodesk, Inc.
    1.950%, 12/15/17.............................     421     421,268
    3.125%, 06/15/20.............................   2,698   2,751,830
    3.600%, 12/15/22.............................   2,355   2,410,788
    4.375%, 06/15/25.............................   3,050   3,210,735
Automatic Data Processing, Inc.
    3.375%, 09/15/25.............................   5,000   5,210,345
AutoZone, Inc.
    2.875%, 01/15/23.............................  12,128  12,037,925
#   3.125%, 07/15/23.............................   1,285   1,291,571
    3.250%, 04/15/25.............................   1,275   1,260,929
#   3.125%, 04/21/26.............................   1,000     965,223
Avnet, Inc.
    4.625%, 04/15/26.............................   4,625   4,706,099
Baker Hughes, Inc.
    3.200%, 08/15/21.............................     185     189,887
Baltimore Gas & Electric Co.
    2.800%, 08/15/22.............................   3,256   3,271,782
    2.400%, 08/15/26.............................     700     659,878
Bank of America Corp.
    5.625%, 07/01/20.............................   5,000   5,491,900
    3.300%, 01/11/23.............................   4,532   4,607,834
    4.000%, 04/01/24.............................  11,457  11,918,694
    3.875%, 08/01/25.............................   9,850  10,075,890
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19.............................     391     418,587
    2.150%, 02/24/20.............................   1,232   1,241,169
    3.650%, 02/04/24.............................  10,647  11,160,303
    3.000%, 02/24/25.............................   2,590   2,589,769
#   2.800%, 05/04/26.............................   5,500   5,367,950
Baxter International, Inc.
    1.700%, 08/15/21.............................   2,000   1,950,410
    2.600%, 08/15/26.............................   4,250   4,013,181

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
BB&T Corp.
    1.450%, 01/12/18............................. $   194 $   194,130
    2.450%, 01/15/20.............................     397     401,946
    2.050%, 05/10/21.............................   1,000     990,885
Becton Dickinson and Co.
    3.734%, 12/15/24.............................   1,156   1,162,589
Bed Bath & Beyond, Inc.
    3.749%, 08/01/24.............................     614     615,885
Bemis Co., Inc.
    4.500%, 10/15/21.............................     647     691,646
Berkshire Hathaway Energy Co.
#   2.400%, 02/01/20.............................     570     574,349
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.............................      30      30,007
    1.300%, 05/15/18.............................     157     156,794
    3.000%, 05/15/22.............................   3,237   3,331,083
Berkshire Hathaway, Inc.
#   1.550%, 02/09/18.............................  10,000  10,018,910
    2.200%, 03/15/21.............................   5,000   5,031,500
#   3.750%, 08/15/21.............................   2,590   2,768,290
#   3.400%, 01/31/22.............................   3,237   3,400,731
    3.000%, 02/11/23.............................   4,532   4,662,368
    3.125%, 03/15/26.............................  31,765  32,035,606
Biogen, Inc.
    2.900%, 09/15/20.............................  21,780  22,212,464
BlackRock, Inc.
    5.000%, 12/10/19.............................     407     440,057
    4.250%, 05/24/21.............................   2,000   2,151,352
Boeing Capital Corp.
    2.900%, 08/15/18.............................     750     762,987
Boeing Co. (The)
    8.750%, 08/15/21.............................     988   1,243,629
    2.500%, 03/01/25.............................   6,474   6,333,080
    2.600%, 10/30/25.............................   3,610   3,543,269
Boston Scientific Corp.
    6.000%, 01/15/20.............................   1,878   2,056,613
    2.850%, 05/15/20.............................     269     272,861
    4.125%, 10/01/23.............................   1,489   1,571,004
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................   1,473   1,483,320
Bristol-Myers Squibb Co.
    2.000%, 08/01/22.............................   7,643   7,453,201
Brown & Brown, Inc.
#   4.200%, 09/15/24.............................   4,714   4,914,270
Buckeye Partners L.P.
    4.150%, 07/01/23.............................   1,942   2,004,964
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25.............................   4,329   4,361,537
    7.000%, 12/15/25.............................     868   1,115,971
CA, Inc.
    4.700%, 03/15/27.............................   9,857  10,352,541
Campbell Soup Co.
    4.250%, 04/15/21.............................   1,036   1,110,230
    2.500%, 08/02/22.............................   2,252   2,236,939
    3.300%, 03/19/25.............................   4,092   4,165,681

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Capital One Bank USA NA
    2.300%, 06/05/19............................. $   529 $   529,844
Capital One Financial Corp.
    2.450%, 04/24/19.............................     856     861,127
    4.750%, 07/15/21.............................   3,144   3,384,947
#   3.750%, 04/24/24.............................   4,661   4,739,598
Cardinal Health, Inc.
    4.625%, 12/15/20.............................     647     694,918
    3.200%, 06/15/22.............................   3,885   3,940,645
Caterpillar Financial Services Corp.
    1.300%, 03/01/18.............................   5,000   4,987,740
    2.450%, 09/06/18.............................     749     756,339
Caterpillar, Inc.
#   2.600%, 06/26/22.............................   3,561   3,597,917
#   3.400%, 05/15/24.............................   1,844   1,917,550
CBS Corp.
    1.950%, 07/01/17.............................     853     853,618
    5.750%, 04/15/20.............................     159     174,469
    3.375%, 03/01/22.............................   2,303   2,367,786
#   3.500%, 01/15/25.............................   2,392   2,407,689
#   2.900%, 01/15/27.............................  19,595  18,535,479
    7.875%, 07/30/30.............................   1,150   1,577,538
Celgene Corp.
    4.000%, 08/15/23.............................   8,333   8,780,440
#   3.625%, 05/15/24.............................   4,485   4,595,273
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17.............................      54      55,094
    4.500%, 01/15/21.............................   1,942   2,049,474
Charles Schwab Corp. (The)
    3.000%, 03/10/25.............................   8,611   8,590,583
Chevron Corp.
    1.718%, 06/24/18.............................   5,391   5,409,297
#   2.355%, 12/05/22.............................   6,474   6,431,563
    3.191%, 06/24/23.............................  15,950  16,475,249
    2.954%, 05/16/26.............................   3,500   3,489,741
Cigna Corp.
    4.000%, 02/15/22.............................   4,127   4,356,795
Cisco Systems, Inc.
#   1.400%, 02/28/18.............................     800     800,823
    2.125%, 03/01/19.............................   2,856   2,885,474
    3.625%, 03/04/24.............................   1,942   2,058,617
Citigroup, Inc.
    2.550%, 04/08/19.............................   1,058   1,068,220
    4.500%, 01/14/22.............................   1,489   1,605,934
    3.875%, 10/25/23.............................     470     490,851
    3.750%, 06/16/24.............................   2,590   2,659,394
    3.300%, 04/27/25.............................   7,769   7,719,566
Citizens Bank NA
    2.450%, 12/04/19.............................     442     445,390
Clorox Co. (The)
    3.500%, 12/15/24.............................   3,237   3,362,207
CME Group, Inc.
    3.000%, 03/15/25.............................   2,866   2,889,590

                                                    FACE
                                                   AMOUNT^   VALUE+
                                                   -------   ------
                                                    (000)
UNITED STATES -- (Continued)
CMS Energy Corp.
     3.875%, 03/01/24............................. $ 1,745 $ 1,812,052
     3.600%, 11/15/25.............................   3,200   3,237,923
     3.000%, 05/15/26.............................   5,000   4,871,170
CNA Financial Corp.
     7.350%, 11/15/19.............................     842     946,650
     5.750%, 08/15/21.............................   5,233   5,858,234
     4.500%, 03/01/26.............................   6,532   6,975,471
Coach, Inc.
#    4.250%, 04/01/25.............................  17,001  17,310,520
Coca-Cola Co. (The)
     1.150%, 04/01/18.............................   1,372   1,369,867
     1.875%, 10/27/20.............................  18,650  18,687,449
     3.300%, 09/01/21.............................   1,716   1,798,607
     3.200%, 11/01/23.............................  21,789  22,613,757
#    2.250%, 09/01/26.............................  11,000  10,432,950
Colgate-Palmolive Co.
     1.750%, 03/15/19.............................     185     185,702
     1.950%, 02/01/23.............................   7,007   6,865,816
Comcast Cable Communications Holdings, Inc.
     9.455%, 11/15/22.............................   2,991   4,030,552
Comcast Corp.
     6.300%, 11/15/17.............................     393     403,204
     3.600%, 03/01/24.............................   4,375   4,565,317
     3.375%, 08/15/25.............................   4,266   4,343,688
Comerica, Inc.
     2.125%, 05/23/19.............................   1,243   1,242,170
Computer Sciences Corp.
     4.450%, 09/15/22.............................   3,237   3,452,303
Conagra Brands, Inc.
     3.200%, 01/25/23.............................   4,697   4,759,343
ConocoPhillips
     6.000%, 01/15/20.............................     159     175,654
ConocoPhillips Co.
     1.050%, 12/15/17.............................   1,832   1,826,339
#    2.400%, 12/15/22.............................   1,942   1,920,271
     3.350%, 11/15/24.............................   4,532   4,598,552
     4.950%, 03/15/26.............................  15,000  16,798,680
Consolidated Edison Co. of New York, Inc.
     3.300%, 12/01/24.............................   1,295   1,322,822
Corning, Inc.
     3.700%, 11/15/23.............................   2,742   2,879,635
Cox Communications, Inc.
###  3.250%, 12/15/22.............................   2,250   2,222,644
###  3.850%, 02/01/25.............................   6,869   6,889,902
CR Bard, Inc.
     4.400%, 01/15/21.............................     518     542,460
Crane Co.
     2.750%, 12/15/18.............................   1,545   1,565,839
CSX Corp.
     4.250%, 06/01/21.............................     757     809,603
CVS Health Corp.
     2.800%, 07/20/20.............................   2,935   2,990,580
     2.125%, 06/01/21.............................   1,300   1,282,954

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
    3.375%, 08/12/24............................. $15,031 $15,232,521
#   3.875%, 07/20/25.............................   5,706   5,933,087
Cytec Industries, Inc.
    3.500%, 04/01/23.............................   3,885   3,915,913
Danaher Corp.
#   1.650%, 09/15/18.............................     434     434,828
    3.350%, 09/15/25.............................   1,500   1,557,081
Deere & Co.
    5.375%, 10/16/29.............................     472     572,186
Discovery Communications LLC
    3.300%, 05/15/22.............................   1,424   1,434,586
    3.250%, 04/01/23.............................     647     639,422
#   3.450%, 03/15/25.............................   5,737   5,514,324
Dollar General Corp.
    3.250%, 04/15/23.............................   6,812   6,895,488
#   4.150%, 11/01/25.............................   1,117   1,164,162
Dominion Gas Holdings LLC
    2.800%, 11/15/20.............................   7,500   7,601,895
    3.600%, 12/15/24.............................   3,237   3,310,373
Dominion Resources, Inc.
    2.500%, 12/01/19.............................     932     941,423
    4.450%, 03/15/21.............................     124     133,398
    3.625%, 12/01/24.............................   1,295   1,319,249
    3.900%, 10/01/25.............................  10,130  10,429,260
Dow Chemical Co. (The)
    3.000%, 11/15/22.............................   2,725   2,762,545
#   3.500%, 10/01/24.............................   7,539   7,735,225
Dr Pepper Snapple Group, Inc.
    3.400%, 11/15/25.............................   1,750   1,768,994
Dr. Pepper Snapple Group, Inc.
    2.000%, 01/15/20.............................      88      87,785
DTE Energy Co.
#   2.400%, 12/01/19.............................   2,170   2,183,489
    3.850%, 12/01/23.............................     971   1,010,109
Duke Energy Corp.
    5.050%, 09/15/19.............................      69      73,558
#   3.050%, 08/15/22.............................  11,375  11,603,922
    3.750%, 04/15/24.............................   5,772   6,002,020
Eastman Chemical Co.
    2.700%, 01/15/20.............................     444     451,153
    4.500%, 01/15/21.............................      88      94,124
    3.600%, 08/15/22.............................     300     310,521
    3.800%, 03/15/25.............................   4,383   4,515,485
eBay, Inc.
    1.350%, 07/15/17.............................     168     167,960
    2.200%, 08/01/19.............................     582     584,366
#   3.800%, 03/09/22.............................   7,500   7,838,302
#   2.600%, 07/15/22.............................   2,719   2,698,493
Ecolab, Inc.
    4.350%, 12/08/21.............................   1,200   1,301,309
EI du Pont de Nemours & Co.
    4.625%, 01/15/20.............................     152     161,975
Electronic Arts, Inc.
    3.700%, 03/01/21.............................   3,000   3,120,960
Emerson Electric Co.
    3.150%, 06/01/25.............................   5,374   5,537,445

                                                    FACE
                                                   AMOUNT^   VALUE+
                                                   -------   ------
                                                    (000)
UNITED STATES -- (Continued)
Enterprise Products Operating LLC
     5.250%, 01/31/20............................. $   212 $   229,031
     5.200%, 09/01/20.............................   3,000   3,275,751
     3.900%, 02/15/24.............................   2,104   2,175,965
     3.750%, 02/15/25.............................   2,000   2,047,940
     3.700%, 02/15/26.............................   5,338   5,421,235
EOG Resources, Inc.
#    5.875%, 09/15/17.............................     967     982,015
     4.100%, 02/01/21.............................   1,742   1,839,918
     2.625%, 03/15/23.............................   3,800   3,747,594
     3.150%, 04/01/25.............................   6,797   6,705,954
ERAC USA Finance LLC
##   2.350%, 10/15/19.............................     862     862,769
###  3.850%, 11/15/24.............................   6,667   6,835,955
Eversource Energy
     2.500%, 03/15/21.............................     500     498,821
     2.800%, 05/01/23.............................   4,798   4,774,725
Exelon Corp.
     2.450%, 04/15/21.............................   3,000   2,983,062
#    3.950%, 06/15/25.............................   2,350   2,440,543
#    3.400%, 04/15/26.............................  19,465  19,339,645
Exelon Generation Co. LLC
#    2.950%, 01/15/20.............................     836     848,925
#    4.250%, 06/15/22.............................   3,237   3,402,861
Express Scripts Holding Co.
#    3.900%, 02/15/22.............................   4,823   5,022,769
#    3.500%, 06/15/24.............................   8,439   8,364,357
#    3.400%, 03/01/27.............................   6,500   6,185,777
Exxon Mobil Corp.
#    3.176%, 03/15/24.............................  33,308  34,404,399
#    3.043%, 03/01/26.............................   5,000   5,050,360
FedEx Corp.
#    2.625%, 08/01/22.............................   5,408   5,445,532
#    4.000%, 01/15/24.............................   8,590   9,153,805
     3.200%, 02/01/25.............................   3,788   3,822,346
Fidelity National Information Services, Inc.
     2.250%, 08/15/21.............................   3,900   3,853,333
     5.000%, 10/15/25.............................  10,970  12,102,334
Fifth Third Bancorp
     3.500%, 03/15/22.............................   2,056   2,127,997
Ford Motor Credit Co. LLC
#    2.459%, 03/27/20.............................     635     633,933
     3.200%, 01/15/21.............................   1,200   1,214,786
     3.219%, 01/09/22.............................   8,750   8,808,424
     4.375%, 08/06/23.............................   8,417   8,834,971
     3.664%, 09/08/24.............................   4,875   4,836,497
GATX Corp.
     2.500%, 03/15/19.............................     547     552,076
     3.250%, 03/30/25.............................   5,180   5,069,562
#    3.250%, 09/15/26.............................   2,800   2,689,372
General Dynamics Corp.
#    1.000%, 11/15/17.............................     439     438,414
     2.250%, 11/15/22.............................   4,856   4,818,934
     2.125%, 08/15/26.............................   3,500   3,277,918

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
General Electric Co.
#   3.375%, 03/11/24............................. $ 3,237 $ 3,400,604
General Mills, Inc.
#   3.150%, 12/15/21.............................     942     973,070
General Motors Financial Co., Inc.
    5.250%, 03/01/26.............................  12,170  13,121,645
    4.350%, 01/17/27.............................   5,000   5,054,270
Georgia Power Co.
    2.850%, 05/15/22.............................   3,851   3,876,313
Gilead Sciences, Inc.
    2.050%, 04/01/19.............................     177     178,029
    4.400%, 12/01/21.............................   6,200   6,695,417
    3.700%, 04/01/24.............................  10,736  11,118,159
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20.............................   1,392   1,542,761
#   5.250%, 07/27/21.............................   2,266   2,492,330
    4.000%, 03/03/24.............................  21,654  22,591,662
    3.750%, 05/22/25.............................   5,000   5,090,435
Great Plains Energy, Inc.
    4.850%, 06/01/21.............................   2,495   2,674,543
Halliburton Co.
    3.500%, 08/01/23.............................   6,474   6,644,732
    3.800%, 11/15/25.............................   2,470   2,540,271
Harley Davidson, Inc.
#   3.500%, 07/28/25.............................   3,635   3,737,554
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................   1,189   1,185,798
Harris Corp.
    2.700%, 04/27/20.............................     503     508,762
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22.............................   6,816   7,579,576
Home Depot, Inc. (The)
    2.000%, 06/15/19.............................   2,187   2,205,399
    2.700%, 04/01/23.............................   1,295   1,319,565
#   3.350%, 09/15/25.............................   3,685   3,813,669
Hormel Foods Corp.
    4.125%, 04/15/21                                1,496   1,600,883
HP, Inc.
    4.375%, 09/15/21.............................  12,625  13,437,330
Humana, Inc.
    2.625%, 10/01/19.............................     455     460,799
    3.850%, 10/01/24.............................   7,916   8,197,778
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................   2,720   2,744,135
    3.150%, 03/14/21.............................   1,600   1,635,168
    2.300%, 01/14/22.............................   3,330   3,268,245
Hyatt Hotels Corp.
    3.375%, 07/15/23.............................   1,959   1,992,922
Illinois Tool Works, Inc.
    1.950%, 03/01/19.............................     314     315,831
    3.500%, 03/01/24.............................   6,474   6,790,235

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Indiana Michigan Power Co.
    7.000%, 03/15/19............................. $   264    287,026
Intel Corp.
    2.450%, 07/29/20.............................   1,209  1,233,635
    2.700%, 12/15/22.............................   1,942  1,973,288
Intercontinental Exchange, Inc.
    2.500%, 10/15/18.............................     260    263,042
International Business Machines Corp.
#   2.250%, 02/19/21.............................  20,000 20,180,620
    3.375%, 08/01/23.............................   4,409  4,596,828
#   3.625%, 02/12/24.............................   9,712 10,216,645
    3.300%, 01/27/27.............................  26,460 26,819,402
International Paper Co.
    3.650%, 06/15/24.............................   7,942  8,133,847
    3.800%, 01/15/26.............................   1,062  1,091,955
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24.............................   3,949  4,131,136
ITC Holdings Corp.
    3.650%, 06/15/24.............................   9,827  9,955,999
Janus Capital Group, Inc.
#   4.875%, 08/01/25.............................   9,152  9,820,965
Jefferies Group LLC
    5.125%, 04/13/18.............................     184    189,565
JM Smucker Co. (The)
#   3.500%, 03/15/25.............................   5,000  5,120,515
John Deere Capital Corp.
    2.050%, 03/10/20.............................   3,491  3,503,735
#   2.550%, 01/08/21.............................  13,661 13,804,154
    3.350%, 06/12/24.............................   6,267  6,487,761
Johnson & Johnson
#   1.650%, 03/01/21.............................   1,500  1,485,911
#   3.375%, 12/05/23.............................   6,474  6,892,771
    2.450%, 03/01/26.............................   3,250  3,153,693
JPMorgan Chase & Co.
    2.000%, 08/15/17.............................     172    172,332
    2.350%, 01/28/19.............................   2,126  2,146,818
    2.250%, 01/23/20.............................     796    799,331
    4.350%, 08/15/21.............................   2,719  2,917,321
#   3.625%, 05/13/24.............................  12,273 12,675,432
    3.900%, 07/15/25.............................  11,150 11,595,509
Juniper Networks, Inc.
#   3.300%, 06/15/20.............................   3,000  3,076,374
    4.600%, 03/15/21.............................   2,590  2,764,452
    4.500%, 03/15/24.............................   4,273  4,498,204
Kellogg Co.
    3.250%, 04/01/26.............................  13,900 13,752,326
KeyBank NA
    2.500%, 12/15/19.............................     153    154,825
KeyCorp
#   2.900%, 09/15/20.............................   2,566  2,612,380
#   5.100%, 03/24/21.............................   4,532  4,963,211
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................     497    499,775
    2.400%, 06/01/23.............................   1,942  1,917,459

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
KLA-Tencor Corp.
    3.375%, 11/01/19............................. $   324 $   333,053
    4.650%, 11/01/24.............................   2,850   3,059,401
Kohl's Corp.
    4.750%, 12/15/23.............................   5,253   5,392,609
#   4.250%, 07/17/25.............................   5,910   5,774,602
Kraft Heinz Foods Co.
    3.500%, 06/06/22.............................   9,255   9,566,162
    3.950%, 07/15/25.............................  10,000  10,267,070
Kroger Co. (The)
    2.300%, 01/15/19.............................   1,417   1,426,026
    3.300%, 01/15/21.............................   2,000   2,058,714
#   3.850%, 08/01/23.............................   3,380   3,535,967
    7.500%, 04/01/31.............................   6,250   8,442,644
L3 Technologies, Inc.
    4.750%, 07/15/20.............................     550     587,749
    3.950%, 05/28/24.............................   2,498   2,591,528
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   2,242   2,247,206
#   2.625%, 02/01/20.............................   2,193   2,208,761
    4.000%, 11/01/23.............................   3,885   4,013,698
Lam Research Corp.
    2.750%, 03/15/20.............................   1,058   1,072,296
Legg Mason, Inc.
    2.700%, 07/15/19.............................     529     534,127
    3.950%, 07/15/24.............................   4,791   4,858,021
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21.............................   6,743   7,332,028
Lincoln National Corp.
    6.250%, 02/15/20.............................     117     128,836
Lockheed Martin Corp.
    4.250%, 11/15/19.............................   3,500   3,701,369
    2.500%, 11/23/20.............................   8,600   8,701,016
#   2.900%, 03/01/25.............................   4,532   4,497,398
    3.550%, 01/15/26.............................   4,856   5,011,013
Loews Corp.
    2.625%, 05/15/23.............................   3,805   3,767,018
#   3.750%, 04/01/26.............................  10,795  11,173,451
Lowe's Cos., Inc.
#   3.120%, 04/15/22.............................   1,295   1,343,269
#   3.375%, 09/15/25.............................   5,244   5,380,674
Macy's Retail Holdings, Inc.
#   3.875%, 01/15/22.............................   7,879   7,857,396
#   2.875%, 02/15/23.............................   5,674   5,320,010
#   3.625%, 06/01/24.............................   3,237   3,082,670
Magellan Midstream Partners L.P.
    4.250%, 02/01/21.............................   1,534   1,621,604
Manufacturers & Traders Trust Co.
    2.250%, 07/25/19.............................     477     480,634
    2.100%, 02/06/20.............................     893     893,524
    2.900%, 02/06/25.............................   8,028   7,960,974
Marathon Petroleum Corp.
    3.625%, 09/15/24.............................   8,287   8,256,578

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Markel Corp.
    3.625%, 03/30/23............................. $ 1,295 $ 1,333,199
Marriott International, Inc.
    6.750%, 05/15/18.............................     504     528,737
    2.875%, 03/01/21.............................   1,021   1,035,472
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.............................     529     532,702
    3.500%, 06/03/24.............................   8,417   8,670,192
MasterCard, Inc.
#   2.000%, 04/01/19.............................   2,928   2,950,127
    3.375%, 04/01/24.............................   1,808   1,885,133
Mattel, Inc.
    1.700%, 03/15/18.............................     578     577,264
    2.350%, 05/06/19.............................   1,537   1,540,723
McDonald's Corp.
#   2.100%, 12/07/18.............................   2,576   2,591,765
    2.200%, 05/26/20.............................     811     814,082
    3.500%, 07/15/20.............................   4,972   5,191,877
#   2.625%, 01/15/22.............................   1,878   1,887,865
McKesson Corp.
    2.284%, 03/15/19.............................   8,749   8,800,330
#   3.796%, 03/15/24.............................   4,399   4,572,963
Mead Johnson Nutrition Co.
    4.125%, 11/15/25.............................   6,000   6,341,454
Merck & Co., Inc.
    2.800%, 05/18/23.............................  13,920  14,113,321
    2.750%, 02/10/25.............................  11,745  11,720,054
MetLife, Inc.
#   3.600%, 04/10/24.............................  16,329  17,018,508
Microsoft Corp.
    1.625%, 12/06/18.............................     973     977,632
    1.850%, 02/12/20.............................     122     122,336
#   3.000%, 10/01/20.............................   2,145   2,229,837
    2.000%, 11/03/20.............................   8,700   8,742,369
    3.625%, 12/15/23.............................   9,398  10,008,955
#   2.700%, 02/12/25.............................   1,942   1,935,628
    3.125%, 11/03/25.............................   3,145   3,214,105
    2.400%, 08/08/26.............................  19,980  19,141,140
    3.300%, 02/06/27.............................  11,500  11,815,318
Mobil Corp.
    8.625%, 08/15/21.............................   1,303   1,633,196
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................      97      97,000
#   3.500%, 05/01/22.............................   5,180   5,390,629
Monsanto Co.
    1.850%, 11/15/18.............................   2,959   2,951,961
    2.125%, 07/15/19.............................     264     264,614
    5.500%, 08/15/25.............................   2,266   2,562,832
Morgan Stanley
    7.300%, 05/13/19.............................     235     259,154
    2.500%, 04/21/21.............................   2,500   2,492,670
#   5.500%, 07/28/21.............................   5,387   5,998,042
#   3.875%, 04/29/24.............................  12,122  12,530,014
#   3.875%, 01/27/26.............................  15,600  15,948,488
Mosaic Co. (The)
#   4.250%, 11/15/23.............................   4,011   4,198,270

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Motorola Solutions, Inc.
    3.750%, 05/15/22............................. $ 3,237 $ 3,302,766
    3.500%, 03/01/23.............................   3,237   3,253,787
Nasdaq, Inc.
    4.250%, 06/01/24.............................   2,849   2,977,373
National Oilwell Varco, Inc.
#   2.600%, 12/01/22.............................   9,831   9,504,011
National Rural Utilities Cooperative Finance
 Corp.
    8.000%, 03/01/32.............................   2,740   3,960,862
NetApp, Inc.
    2.000%, 12/15/17.............................     982     984,150
#   3.250%, 12/15/22.............................   1,101   1,112,350
Newell Brands, Inc.
    4.000%, 06/15/22.............................   6,559   6,866,105
NextEra Energy Capital Holdings, Inc.
    4.500%, 06/01/21.............................     838     897,457
NIKE, Inc.
#   2.375%, 11/01/26.............................  21,411  20,311,395
NiSource Finance Corp.
    5.450%, 09/15/20.............................     895     981,017
    6.125%, 03/01/22.............................   4,544   5,227,508
    3.850%, 02/15/23.............................   2,362   2,436,934
Noble Energy, Inc.
    4.150%, 12/15/21.............................   1,737   1,835,967
#   3.900%, 11/15/24.............................   1,574   1,607,709
Nordstrom, Inc.
    4.750%, 05/01/20.............................   1,353   1,440,170
#   4.000%, 10/15/21.............................     971   1,018,395
    4.000%, 03/15/27.............................  10,800  10,854,756
Norfolk Southern Corp.
#   2.903%, 02/15/23.............................   4,532   4,551,764
Northern Trust Corp.
    3.375%, 08/23/21.............................   1,942   2,024,193
Northrop Grumman Corp.
    3.250%, 08/01/23.............................   1,000   1,030,147
Nucor Corp.
    5.750%, 12/01/17.............................     236     241,365
    4.000%, 08/01/23.............................   2,466   2,611,923
O'Reilly Automotive, Inc.
    3.800%, 09/01/22.............................     730     761,207
Occidental Petroleum Corp.
    2.700%, 02/15/23.............................   4,000   3,988,336
    3.400%, 04/15/26.............................   6,276   6,350,440
Ohio Power Co.
    5.375%, 10/01/21.............................   2,335   2,611,142
Omnicom Group, Inc.
    4.450%, 08/15/20.............................   2,000   2,134,888
    3.650%, 11/01/24.............................   3,295   3,370,656
ONE Gas, Inc.
    2.070%, 02/01/19.............................     497     498,550
Oracle Corp.
    1.200%, 10/15/17.............................     501     500,959
    2.500%, 10/15/22.............................   1,942   1,947,777
    2.950%, 05/15/25.............................  16,683  16,644,462
#   2.650%, 07/15/26.............................  18,650  18,001,894

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
PACCAR Financial Corp.
    1.750%, 08/14/18............................. $ 1,185 $ 1,188,592
Pacific Gas & Electric Co.
    3.850%, 11/15/23.............................   3,237   3,417,715
    3.750%, 02/15/24.............................   6,578   6,938,159
    3.500%, 06/15/25.............................   4,338   4,473,936
Packaging Corp. of America
    4.500%, 11/01/23.............................   3,933   4,225,879
Parker-Hannifin Corp.
    3.300%, 11/21/24.............................   6,164   6,341,850
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.050%, 01/09/20.............................   4,721   4,802,924
PepsiCo, Inc.
    5.000%, 06/01/18.............................     920     955,319
#   2.150%, 10/14/20.............................   9,253   9,331,910
    2.750%, 03/05/22.............................   2,843   2,909,785
    2.750%, 03/01/23.............................   4,532   4,591,206
    3.500%, 07/17/25.............................   6,474   6,790,223
Pfizer, Inc.
    2.100%, 05/15/19.............................   1,058   1,067,655
    3.000%, 06/15/23.............................   1,942   1,994,846
#   3.400%, 05/15/24.............................   6,474   6,807,372
    3.000%, 12/15/26.............................  23,600  23,573,828
Philip Morris International, Inc.
    3.250%, 11/10/24.............................   5,916   6,006,503
Phillips 66
#   4.300%, 04/01/22.............................   7,284   7,860,310
Phillips 66 Partners L.P.
    3.550%, 10/01/26.............................  16,855  16,362,733
Pitney Bowes, Inc.
#   4.625%, 03/15/24.............................   6,114   6,144,961
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    4.500%, 12/15/26.............................  11,000  11,402,270
PNC Bank NA
    2.400%, 10/18/19.............................     846     854,867
#   3.300%, 10/30/24.............................   3,788   3,876,336
    2.950%, 02/23/25.............................   8,093   8,045,947
    3.250%, 06/01/25.............................   8,000   8,124,536
PNC Financial Services Group, Inc. (The)
    4.375%, 08/11/20.............................   3,800   4,057,336
    3.300%, 03/08/22.............................   4,304   4,473,091
PPL Capital Funding, Inc.
#   3.400%, 06/01/23.............................   4,914   5,014,825
Praxair, Inc.
    2.200%, 08/15/22.............................     809     799,137
Precision Castparts Corp.
    2.500%, 01/15/23.............................   7,860   7,836,844
    3.250%, 06/15/25.............................  31,349  32,055,920
Priceline Group, Inc. (The)
    3.600%, 06/01/26.............................   9,322   9,404,761
Principal Financial Group, Inc.
    3.125%, 05/15/23.............................   4,496   4,529,356
    3.100%, 11/15/26.............................   4,600   4,502,935

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Private Export Funding Corp.
    4.300%, 12/15/21............................. $   911 $ 1,000,304
Procter & Gamble Co. (The)
    1.850%, 02/02/21.............................   1,533   1,525,548
    2.450%, 11/03/26.............................   1,090   1,055,724
Progress Energy, Inc.
    4.875%, 12/01/19.............................     553     588,187
    4.400%, 01/15/21.............................   2,300   2,442,324
Progressive Corp. (The)
    3.750%, 08/23/21.............................   4,403   4,664,622
Prudential Financial, Inc.
    2.350%, 08/15/19.............................   1,587   1,600,799
    5.375%, 06/21/20.............................     201     220,443
    4.500%, 11/15/20.............................   1,361   1,466,869
    3.500%, 05/15/24.............................   9,712  10,087,786
PSEG Power LLC
    2.450%, 11/15/18.............................     529     531,857
#   5.125%, 04/15/20.............................   2,269   2,443,829
#   4.300%, 11/15/23.............................   5,883   6,146,488
Puget Energy, Inc.
    6.000%, 09/01/21.............................   7,992   8,931,044
QUALCOMM, Inc.
    2.250%, 05/20/20.............................     543     546,475
#   3.000%, 05/20/22.............................   1,000   1,020,198
    3.450%, 05/20/25.............................  11,374  11,598,500
Quest Diagnostics, Inc.
    4.700%, 04/01/21.............................   3,885   4,189,704
    3.500%, 03/30/25.............................     388     387,165
Raytheon Co.
    6.750%, 03/15/18.............................     402     420,670
    3.125%, 10/15/20.............................   4,050   4,194,123
    2.500%, 12/15/22.............................   1,424   1,433,611
Reinsurance Group of America, Inc.
    5.000%, 06/01/21.............................     971   1,054,035
    4.700%, 09/15/23.............................   3,885   4,227,070
#   3.950%, 09/15/26.............................   9,600   9,751,651
Republic Services, Inc.
    5.500%, 09/15/19.............................     131     141,406
    3.550%, 06/01/22.............................   4,540   4,737,209
Reynolds American, Inc.
    6.875%, 05/01/20.............................   4,095   4,627,923
Rockwell Automation, Inc.
    2.875%, 03/01/25.............................   5,805   5,762,165
Roper Technologies, Inc.
    2.050%, 10/01/18.............................     185     185,545
    3.000%, 12/15/20.............................   1,300   1,329,571
Ryder System, Inc.
    2.500%, 03/01/18.............................     343     344,844
    2.450%, 09/03/19.............................     121     121,765
SCANA Corp.
    4.125%, 02/01/22.............................   1,965   1,984,886
Scripps Networks Interactive, Inc.
    2.800%, 06/15/20.............................     550     555,990
    3.500%, 06/15/22.............................   7,784   8,019,606
    3.900%, 11/15/24.............................   5,439   5,554,497

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Sempra Energy
    2.850%, 11/15/20............................. $ 5,400 $ 5,482,852
    4.050%, 12/01/23.............................   4,254   4,488,834
    3.550%, 06/15/24.............................   6,604   6,757,781
Sherwin Williams Co. (The)
#   3.450%, 08/01/25.............................   4,597   4,643,099
Southern Co. (The)
    2.750%, 06/15/20.............................   1,146   1,156,151
    3.250%, 07/01/26.............................   4,860   4,730,204
Southern Power Co.
    4.150%, 12/01/25.............................   1,450   1,514,629
Southwest Airlines Co.
    2.750%, 11/06/19.............................   7,120   7,237,708
    2.650%, 11/05/20.............................   5,200   5,259,899
    3.000%, 11/15/26.............................   9,273   8,856,707
Spectra Energy Capital LLC
    3.300%, 03/15/23.............................   5,652   5,625,215
Spectra Energy Partners L.P.
    4.750%, 03/15/24.............................   1,937   2,071,058
StanCorp Financial Group, Inc.
#   5.000%, 08/15/22.............................   3,237   3,496,255
Starbucks Corp.
    3.850%, 10/01/23.............................   1,245   1,342,308
State Street Corp.
    4.375%, 03/07/21.............................   2,120   2,276,278
    1.950%, 05/19/21.............................   2,384   2,356,515
#   3.300%, 12/16/24.............................  14,110  14,454,002
    3.550%, 08/18/25.............................   8,350   8,663,609
Stryker Corp.
#   2.625%, 03/15/21.............................   1,600   1,620,210
#   3.375%, 05/15/24.............................     518     530,799
#   3.375%, 11/01/25.............................   9,398   9,527,063
SunTrust Bank
    2.750%, 05/01/23.............................   3,172   3,156,828
SunTrust Banks, Inc.
    2.900%, 03/03/21.............................   5,500   5,580,745
Symantec Corp.
    2.750%, 06/15/17.............................     310     310,109
Sysco Corp.
    2.600%, 10/01/20.............................   3,000   3,029,331
    3.300%, 07/15/26.............................   2,000   1,984,116
Target Corp.
    2.300%, 06/26/19.............................   1,006   1,018,945
    2.900%, 01/15/22.............................   6,351   6,542,337
#   2.500%, 04/15/26.............................   4,520   4,308,649
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................     212     230,475
    2.950%, 04/01/22.............................   1,806   1,838,580
    3.625%, 04/01/25.............................   7,444   7,677,563
Tech Data Corp.
    3.750%, 09/21/17.............................     491     494,784
Texas Instruments, Inc.
#   2.250%, 05/01/23.............................     665     653,002
TIAA Asset Management Finance Co. LLC
##  2.950%, 11/01/19.............................   1,132   1,150,333
##  4.125%, 11/01/24.............................   2,780   2,865,310

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Time Warner, Inc.
    4.750%, 03/29/21............................. $ 2,482 $ 2,680,014
#   4.000%, 01/15/22.............................   1,165   1,221,964
    3.550%, 06/01/24.............................   4,532   4,562,768
#   3.600%, 07/15/25.............................   8,500   8,448,796
TJX Cos., Inc. (The)
#   2.750%, 06/15/21.............................   3,480   3,560,907
Total System Services, Inc.
    4.800%, 04/01/26.............................   6,000   6,502,632
Toyota Motor Credit Corp.
    3.300%, 01/12/22.............................   2,635   2,738,076
Travelers Cos., Inc. (The)
    3.900%, 11/01/20.............................   6,000   6,359,334
Tyson Foods, Inc.
    2.650%, 08/15/19.............................     353     356,586
#   4.500%, 06/15/22.............................   8,092   8,655,227
U.S. Bancorp
#   2.350%, 01/29/21.............................     815     821,185
U.S. Bank NA
    2.800%, 01/27/25.............................   5,950   5,880,522
Union Pacific Corp.
    2.250%, 02/15/19.............................     336     339,177
    1.800%, 02/01/20.............................     846     843,899
    2.750%, 04/15/23.............................     647     651,924
#   3.250%, 01/15/25.............................   9,626   9,847,754
United Technologies Corp.
    1.800%, 06/01/17.............................     262     262,134
#   3.100%, 06/01/22.............................   1,900   1,970,469
    7.500%, 09/15/29.............................     622     880,491
UnitedHealth Group, Inc.
    6.000%, 06/15/17.............................     169     169,962
    1.625%, 03/15/19.............................   9,222   9,195,376
    2.750%, 02/15/23.............................   8,773   8,820,146
    2.875%, 03/15/23.............................   5,827   5,912,406
#   3.750%, 07/15/25.............................  11,867  12,480,595
Unum Group
    4.000%, 03/15/24.............................   5,110   5,264,675
#   3.875%, 11/05/25.............................   2,000   2,027,380
US Bank NA
    2.125%, 10/28/19.............................     508     512,372
Valero Energy Corp.
    9.375%, 03/15/19.............................     593     671,351
    3.400%, 09/15/26.............................   2,100   2,033,762
Verizon Communications, Inc.
    4.500%, 09/15/20.............................   3,100   3,308,683
    4.600%, 04/01/21.............................   2,622   2,825,153
##  2.946%, 03/15/22.............................     324     324,903
    5.150%, 09/15/23.............................  13,026  14,387,933
    3.500%, 11/01/24.............................   1,200   1,200,762
    2.625%, 08/15/26.............................   2,050   1,878,747
Viacom, Inc.
    2.750%, 12/15/19.............................   2,193   2,214,445
#   4.500%, 03/01/21.............................   1,878   1,987,831
    4.250%, 09/01/23.............................     647     673,291
#   3.875%, 04/01/24.............................   7,996   8,062,511

                                                   FACE
                                                  AMOUNT^     VALUE+
                                                  -------     ------
                                                   (000)
UNITED STATES -- (Continued)
Visa, Inc.
    3.150%, 12/14/25............................. $14,725 $   14,968,375
Wal-Mart Stores, Inc.
    2.550%, 04/11/23.............................   6,827      6,908,146
#   3.300%, 04/22/24.............................   6,782      7,097,560
    7.550%, 02/15/30.............................   2,180      3,176,192
Walgreen Co.
    3.100%, 09/15/22.............................   8,562      8,699,668
Walgreens Boots Alliance, Inc.
    3.300%, 11/18/21.............................  12,978     13,364,121
    3.450%, 06/01/26.............................   3,000      2,950,866
Walt Disney Co. (The)
    2.150%, 09/17/20.............................   1,058      1,066,155
    3.150%, 09/17/25.............................   6,474      6,610,271
Waste Management, Inc.
    4.600%, 03/01/21.............................   1,852      2,004,531
    3.500%, 05/15/24.............................   5,000      5,201,200
    3.125%, 03/01/25.............................   3,500      3,539,977
WEC Energy Group, Inc.
    2.450%, 06/15/20.............................   1,677      1,690,481
Wells Fargo & Co.
#   2.125%, 04/22/19.............................   1,587      1,594,856
    2.600%, 07/22/20.............................   4,500      4,556,034
#   3.500%, 03/08/22.............................   8,870      9,254,470
#   3.000%, 02/19/25.............................  16,454     16,146,491
    3.000%, 04/22/26.............................   1,203      1,163,681
Western Union Co. (The)
    5.253%, 04/01/20.............................   2,310      2,468,424
Whirlpool Corp.
    4.700%, 06/01/22.............................   1,942      2,118,415
#   3.700%, 05/01/25.............................  12,588     12,937,770
Williams Partners L.P.
    4.000%, 09/15/25.............................   6,750      6,884,284
Wisconsin Electric Power Co.
    3.100%, 06/01/25.............................   3,237      3,233,222
Wm Wrigley Jr Co.
##  2.900%, 10/21/19.............................     176        179,342
Wyndham Worldwide Corp.
    3.900%, 03/01/23.............................   7,629      7,819,252
Xerox Corp.
    4.500%, 05/15/21.............................   2,237      2,353,946
##  4.070%, 03/17/22.............................   1,138      1,167,272
#   3.800%, 05/15/24.............................   4,340      4,295,871
Xilinx, Inc.
    2.125%, 03/15/19.............................   3,266      3,280,367
    3.000%, 03/15/21.............................     989      1,012,530
Zimmer Biomet Holdings, Inc.
#   2.700%, 04/01/20.............................   1,430      1,445,739
    3.550%, 04/01/25.............................   5,700      5,678,186
                                                          --------------
TOTAL UNITED STATES..............................          2,944,379,106
                                                          --------------
TOTAL BONDS......................................          4,040,567,507
                                                          --------------

AGENCY OBLIGATIONS -- (12.6%)
Federal Farm Credit Bank
    5.100%, 09/03/19.............................   2,695      2,917,567

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
    5.320%, 09/03/19.............................   6,379 $ 6,940,314
    5.150%, 11/15/19.............................   3,354   3,661,612
    4.670%, 05/07/20.............................   1,677   1,832,329
    5.350%, 08/07/20.............................   2,007   2,231,134
    3.650%, 12/21/20.............................  13,178  14,033,779
    5.250%, 03/02/21.............................   1,827   2,054,823
    5.220%, 02/22/22.............................   1,497   1,720,385
    5.210%, 12/19/22.............................   6,349   7,339,177
    4.800%, 02/13/23.............................     583     669,154
    5.250%, 03/06/23.............................   1,797   2,093,703
    5.220%, 05/15/23.............................  14,406  16,883,846
    2.630%, 08/03/26.............................   5,827   5,775,338
    5.770%, 01/05/27.............................   1,942   2,439,474
Federal Home Loan Bank
    4.875%, 05/17/17.............................   1,620   1,622,995
    1.375%, 03/09/18.............................  11,185  11,206,375
    1.250%, 06/08/18.............................   9,375   9,380,184
    4.750%, 06/08/18.............................   3,170   3,295,053
    2.000%, 09/14/18.............................  14,660  14,809,078
    1.750%, 12/14/18.............................  24,920  25,100,894
    1.500%, 03/08/19.............................  11,350  11,377,910
    1.875%, 03/08/19.............................  16,720  16,878,756
    5.375%, 05/15/19.............................  16,985  18,333,116
    1.625%, 06/14/19.............................  16,120  16,187,914
    5.125%, 08/15/19.............................   1,585   1,716,030
    1.375%, 09/13/19.............................   1,495   1,491,953
    4.500%, 09/13/19.............................  11,070  11,848,177
    4.125%, 12/13/19.............................   7,785   8,300,172
    1.875%, 03/13/20.............................  37,695  38,011,073
    4.125%, 03/13/20.............................  46,870  50,221,674
    3.000%, 03/18/20.............................   5,415   5,630,208
    3.375%, 06/12/20.............................   8,535   8,975,440
    2.875%, 09/11/20.............................   4,405   4,581,685
    4.625%, 09/11/20.............................   7,680   8,423,839
    3.125%, 12/11/20.............................   1,795   1,883,739
    5.250%, 12/11/20.............................   2,260   2,542,541
    1.750%, 03/12/21.............................  12,110  12,109,843
    5.000%, 03/12/21.............................   1,555   1,737,991
    2.250%, 06/11/21.............................  20,965  21,345,053
    3.625%, 06/11/21.............................   3,005   3,221,525
    5.625%, 06/11/21.............................  11,075  12,754,834
    2.375%, 09/10/21.............................  11,785  12,062,702
#   3.000%, 09/10/21.............................   9,355   9,788,904
    2.625%, 12/10/21.............................  32,225  33,253,203
    5.000%, 12/10/21.............................  13,625  15,487,646
#   2.250%, 03/11/22.............................   2,995   3,036,451
    2.500%, 03/11/22.............................   3,295   3,379,187
    5.250%, 06/10/22.............................   2,470   2,857,842
    5.750%, 06/10/22.............................   5,840   6,846,279
    2.000%, 09/09/22.............................   4,860   4,858,090
    5.375%, 09/30/22.............................  18,980  22,284,152
    5.250%, 12/09/22.............................   4,490   5,253,022
    4.750%, 03/10/23.............................  14,735  16,884,365
    3.250%, 06/09/23.............................  10,480  11,186,750
    5.375%, 08/15/24.............................   5,555   6,683,848
    5.365%, 09/09/24.............................     600     721,907
    4.375%, 03/13/26.............................   6,020   6,843,048
    5.750%, 06/12/26.............................  11,915  14,830,076

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
Federal Home Loan Mortgage Corp.
    1.000%, 07/28/17.............................     589 $    589,160
    1.000%, 09/29/17.............................      90       90,001
    1.750%, 05/30/19.............................     529      533,109
    1.250%, 05/12/17.............................     491      491,069
    6.750%, 09/15/29.............................  17,421   24,555,823
Federal National Mortgage Association
    1.875%, 09/18/18                                1,499    1,512,313
    1.875%, 02/19/19.............................   1,058    1,067,829
#   1.500%, 06/22/20.............................   4,549    4,542,245
    1.250%, 05/06/21.............................   5,000    4,908,770
    2.000%, 01/05/22.............................  23,000   23,090,827
    2.625%, 09/06/24.............................  24,500   25,127,567
    6.250%, 05/15/29.............................  33,322   45,154,309
    7.125%, 01/15/30.............................   6,474    9,449,327
    6.625%, 11/15/30.............................  19,500   27,806,512
Tennessee Valley Authority
    4.500%, 04/01/18.............................  14,469   14,905,226
    1.750%, 10/15/18.............................   3,237    3,257,827
    3.875%, 02/15/21.............................  31,741   34,231,938
#   1.875%, 08/15/22.............................  38,243   37,864,050
    2.875%, 09/15/24.............................  55,925   57,789,987
    6.750%, 11/01/25.............................  25,623   33,690,402
    2.875%, 02/01/27.............................   2,000    2,031,846
    7.125%, 05/01/30.............................  18,131   26,263,751
                                                          ------------
TOTAL AGENCY OBLIGATIONS.........................          948,792,047
                                                          ------------

U.S. TREASURY OBLIGATIONS -- (27.4%)
U.S. Treasury Bonds
    8.125%, 05/15/21.............................  37,017   46,280,037
#   8.125%, 08/15/21.............................  35,789   45,197,859
#   7.250%, 08/15/22.............................  28,959   36,765,859
#   6.250%, 08/15/23.............................  51,741   64,763,050
    7.500%, 11/15/24.............................  49,948   68,787,235
#   6.875%, 08/15/25.............................  40,371   54,812,400
#   6.000%, 02/15/26.............................  44,667   58,158,340
    6.750%, 08/15/26.............................  39,317   54,193,217
#   6.625%, 02/15/27.............................  45,173   62,447,458
    6.125%, 11/15/27.............................  29,750   40,348,438
    5.250%, 11/15/28.............................  36,868   47,539,424
#   5.250%, 02/15/29.............................  70,850   91,711,607
    6.125%, 08/15/29.............................  45,884   64,151,008
    6.250%, 05/15/30.............................  51,011   72,971,071
    5.375%, 02/15/31.............................  81,000  109,248,750
U.S. Treasury Notes
    1.875%, 06/30/20.............................  22,462   22,723,278
    2.000%, 07/31/20.............................  23,360   23,708,882
    2.000%, 09/30/20.............................  52,328   53,083,992
    3.625%, 02/15/21.............................  39,500   42,389,978
    3.125%, 05/15/21.............................  49,865   52,646,731
    1.125%, 07/31/21.............................  25,000   24,380,850
#   1.250%, 10/31/21.............................  50,000   48,884,750
    2.000%, 10/31/21.............................  54,757   55,289,823

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^     VALUE+
                                                  -------     ------
                                                   (000)
    1.625%, 08/15/22.............................  90,000 $   88,815,240
    1.500%, 02/28/23.............................  77,200     75,197,586
    1.500%, 03/31/23.............................  88,000     85,628,136
    1.750%, 05/15/23.............................  69,000     68,013,507
    2.750%, 02/15/24.............................  86,412     90,080,931
    2.500%, 05/15/24.............................  68,000     69,771,740
    2.250%, 11/15/24.............................  66,000     66,433,092
    2.125%, 05/15/25............................. 110,000    109,338,240
    2.000%, 08/15/25.............................  14,000     13,760,474
    1.625%, 02/15/26.............................  45,000     42,727,140
    1.625%, 05/15/26.............................  57,000     54,011,946
    1.500%, 08/15/26.............................  65,000     60,795,280
                                                          --------------
TOTAL U.S. TREASURY OBLIGATIONS..................          2,065,057,349
                                                          --------------
TOTAL INVESTMENT SECURITIES......................          7,054,416,903
                                                          --------------

                                                      SHARES       VALUE+
                                                      ------       ------

SECURITIES LENDING COLLATERAL -- (6.4%)
(S)@  DFA Short Term Investment Fund............... 41,921,736 $  485,160,248
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,520,960,675)............................             $7,539,577,151
                                                               ==============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ---------------------------------------------
                                          LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                          ------- -------------- ------- --------------
Bonds
  Australia..............................   --    $  131,538,499   --    $  131,538,499
  Austria................................   --         1,958,803   --         1,958,803
  Belgium................................   --        21,408,438   --        21,408,438
  Canada.................................   --       150,833,065   --       150,833,065
  Denmark................................   --        15,044,138   --        15,044,138
  Finland................................   --         2,450,307   --         2,450,307
  France.................................   --        83,233,965   --        83,233,965
  Germany................................   --        95,933,711   --        95,933,711
  Ireland................................   --        52,061,886   --        52,061,886
  Italy..................................   --         8,406,760   --         8,406,760
  Japan..................................   --       112,059,617   --       112,059,617
  Netherlands............................   --       113,328,549   --       113,328,549
  Norway.................................   --        22,745,207   --        22,745,207
  Spain..................................   --        36,316,128   --        36,316,128
  Supranational Organization Obligations.   --        19,984,511   --        19,984,511
  Sweden.................................   --         4,721,801   --         4,721,801
  Switzerland............................   --        68,567,137   --        68,567,137
  United Kingdom.........................   --       155,595,879   --       155,595,879
  United States..........................   --     2,944,379,106   --     2,944,379,106
Agency Obligations.......................   --       948,792,047   --       948,792,047
U.S. Treasury Obligations................   --     2,065,057,349   --     2,065,057,349
Securities Lending Collateral............   --       485,160,248   --       485,160,248
                                            --    --------------   --    --------------
TOTAL....................................   --    $7,539,577,151   --    $7,539,577,151
                                            ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    DFA DIVERSIFIED FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                            FACE
                                                                           AMOUNT^      VALUE+
                                                                          ---------- ------------
                                                                            (000)
U.S. TREASURY OBLIGATIONS -- (19.8%)
Treasury Inflation Protected Security
  1.625%, 01/15/18.......................................................      3,118 $  3,161,833
  0.125%, 04/15/18.......................................................     18,745   18,782,314
  0.125%, 04/15/20.......................................................      8,328    8,423,903
  0.125%, 04/15/21.......................................................     12,010   12,122,600
  2.375%, 01/15/25.......................................................     24,776   28,596,230
                                                                                     ------------
TOTAL U.S. TREASURY OBLIGATIONS..........................................              71,086,880
                                                                                     ------------

                                                                           SHARES
                                                                          ----------
AFFILIATED INVESTMENT COMPANIES -- (79.6%)
Investment in DFA Two-Year Global Fixed Income Portfolio of
 DFA Investment Dimensions Group Inc..................................... 10,773,478  107,411,574
Investment in DFA Intermediate Government Fixed Income Portfolio of
 DFA Investment Dimensions Group Inc..................................... 14,324,257  179,053,210
                                                                                     ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.....................             286,464,784
                                                                                     ------------
TOTAL INVESTMENT SECURITIES..............................................             357,551,664
                                                                                     ------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   State Street Institutional U.S. Government Money Market Fund, 0.680%..  2,142,695    2,142,695
                                                                                     ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $360,870,122).....................................................            $359,694,359
                                                                                     ============

Summary of the Fund's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
 U.S. Treasury Obligations.......           -- $71,086,880   --    $ 71,086,880
 Affiliated Investment Companies. $286,464,784          --   --     286,464,784
 Temporary Cash Investments......    2,142,695          --   --       2,142,695
                                  ------------ -----------   --    ------------
 TOTAL........................... $288,607,479 $71,086,880   --    $359,694,359
                                  ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                              DFA LTIP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                         FACE
                                       AMOUNT^^^   VALUE+
                                       --------- -----------
                                         (000)
U.S. TREASURY OBLIGATIONS -- (100.0%)
Treasury Inflation Protected Security
  0.625%, 02/15/43....................  $24,742  $24,536,494
  1.375%, 02/15/44....................   20,628   23,920,724
  0.750%, 02/15/45....................   25,481   25,251,623
  1.000%, 02/15/46....................   23,990   25,194,854
                                                 -----------
TOTAL U.S. TREASURY OBLIGATIONS.......            98,903,695
                                                 -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $96,760,502)...................           $98,903,695
                                                 ===========

Summary of the Fund's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------
                                  LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                  -------  ----------- ------- -----------
       U.S. Treasury Obligations.   --     $98,903,695   --    $98,903,695
                                    --     -----------   --    -----------
       TOTAL.....................   --     $98,903,695   --    $98,903,695
                                    ==     ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                FACE
                                                              AMOUNT^^^      VALUE+
                                                             ----------- --------------
                                                                (000)
U.S. TREASURY OBLIGATIONS -- (99.7%)
Treasury Inflation Protected Security
 0.125%, 01/15/22........................................... $   129,500 $  140,568,451
 0.125%, 07/15/22...........................................     190,500    203,685,004
 0.125%, 01/15/23...........................................     263,300    278,457,894
 0.375%, 07/15/23...........................................     217,000    231,312,955
 0.625%, 01/15/24...........................................     234,000    251,061,593
 0.125%, 07/15/24...........................................     240,000    245,013,824
 0.250%, 01/15/25...........................................     300,000    306,748,889
 2.375%, 01/15/25...........................................     148,000    220,736,232
 0.375%, 07/15/25...........................................     276,000    285,556,208
 0.625%, 01/15/26...........................................     245,000    257,001,781
 2.000%, 01/15/26...........................................     172,800    240,894,779
 0.125%, 07/15/26...........................................      77,700     77,485,214
 2.375%, 01/15/27...........................................     147,500    210,717,154
 1.750%, 01/15/28...........................................     147,700    195,146,018
 3.625%, 04/15/28...........................................     124,500    250,188,924
 2.500%, 01/15/29...........................................     165,500    230,674,682
 3.875%, 04/15/29...........................................     124,745    256,666,641
 3.375%, 04/15/32...........................................      54,000    104,680,639
                                                                         --------------
TOTAL U.S. TREASURY OBLIGATIONS.............................              3,986,596,882
                                                                         --------------

                                                               SHARES
                                                             -----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional U.S. Government Money Market
 Fund, 0.680%...............................................  13,325,124     13,325,124
                                                                         --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,909,762,961)..................... $3,999,922,006
                                                                         ==============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------------
                                      LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                    ----------- -------------- ------- --------------
U.S. Treasury Obligations..........          -- $3,986,596,882   --    $3,986,596,882
Temporary Cash Investments......... $13,325,124             --   --        13,325,124
                                    ----------- --------------   --    --------------
TOTAL.............................. $13,325,124 $3,986,596,882   --    $3,999,922,006
                                    =========== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
BONDS -- (88.4%)
AUSTRALIA -- (4.7%)
Australia & New Zealand Banking Group, Ltd.
    1.875%, 10/06/17.............................     358 $   358,853
    1.450%, 05/15/18.............................     358     357,180
Commonwealth Bank of Australia
    2.500%, 09/20/18.............................     916     926,723
    2.250%, 03/13/19.............................   5,000   5,034,345
##  2.750%, 03/10/22.............................   5,000   5,040,800
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................   5,174   5,246,431
National Australia Bank, Ltd.
    2.250%, 07/01/19.............................   3,500   3,519,548
    2.800%, 01/10/22.............................  14,000  14,189,224
Westpac Banking Corp.
    2.000%, 08/14/17.............................     501     501,910
    2.600%, 11/23/20.............................   8,000   8,073,704
    2.800%, 01/11/22.............................   7,185   7,277,097
                                                          -----------
TOTAL AUSTRALIA..................................          50,525,815
                                                          -----------

AUSTRIA -- (0.6%)
Oesterreichische Kontrollbank AG
    2.375%, 10/01/21.............................   6,200   6,286,056
                                                          -----------

BELGIUM -- (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
    5.375%, 01/15/20.............................   1,510   1,640,727
                                                          -----------

CANADA -- (9.1%)
Bank of Montreal
    2.375%, 01/25/19.............................      24      24,221
    1.900%, 08/27/21.............................   7,000   6,883,996
Bank of Nova Scotia (The)
    2.350%, 10/21/20.............................  11,405  11,467,351
CPPIB Capital, Inc.
##  2.250%, 01/25/22.............................   2,000   2,011,738
Export Development Canada
    1.375%, 10/21/21.............................   5,000   4,879,075
Goldcorp, Inc.
    2.125%, 03/15/18.............................   2,000   2,004,414
Petro-Canada
    6.050%, 05/15/18.............................     429     447,423
Potash Corp. of Saskatchewan, Inc.
    3.250%, 12/01/17.............................     123     124,055
Province of Ontario Canada
    4.000%, 10/07/19.............................   9,000   9,482,679
    1.875%, 05/21/20.............................   1,000   1,000,690
    2.500%, 09/10/21.............................   3,221   3,272,224
    2.400%, 02/08/22.............................   6,000   6,064,218
Province of Quebec Canada
    3.500%, 07/29/20.............................   5,000   5,255,105

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
CANADA -- (Continued)
    2.375%, 01/31/22.............................   6,000 $ 6,061,230
Royal Bank of Canada
    1.800%, 07/30/18.............................   2,610   2,615,084
    2.150%, 03/15/19.............................   1,700   1,709,986
    1.500%, 07/29/19.............................   5,000   4,952,265
    2.350%, 10/30/20.............................   6,000   6,046,050
Toronto-Dominion Bank (The)
    2.625%, 09/10/18.............................     715     724,459
    2.125%, 07/02/19.............................   7,600   7,644,536
    2.250%, 11/05/19.............................   4,979   5,016,158
    2.500%, 12/14/20.............................  10,000  10,122,370
                                                          -----------
TOTAL CANADA.....................................          97,809,327
                                                          -----------

DENMARK -- (1.0%)
Danske Bank A.S.
##  2.750%, 09/17/20.............................   3,000   3,043,638
Nordea Bank AB
##  2.500%, 09/17/20.............................   4,000   4,027,432
##  2.250%, 05/27/21.............................   3,800   3,764,063
                                                          -----------
TOTAL DENMARK....................................          10,835,133
                                                          -----------

FINLAND -- (0.9%)
Municipality Finance P.L.C.
    1.250%, 04/18/19.............................  10,000   9,921,400
                                                          -----------

FRANCE -- (2.2%)
Airgas, Inc.
    2.375%, 02/15/20.............................   4,000   4,032,164
BNP Paribas SA
    2.375%, 09/14/17.............................     252     252,793
    2.375%, 05/21/20.............................   3,000   3,007,719
BPCE SA
    2.500%, 07/15/19.............................   2,000   2,011,256
    2.650%, 02/03/21.............................   1,300   1,300,602
Electricite de France SA
##  2.350%, 10/13/20.............................   1,000   1,003,428
Pernod Ricard SA
##  5.750%, 04/07/21.............................   5,000   5,587,460
Total Capital International SA
    2.100%, 06/19/19.............................   7,000   7,045,101
                                                          -----------
TOTAL FRANCE.....................................          24,240,523
                                                          -----------

GERMANY -- (3.2%)
Bayer U.S. Finance LLC
##  2.375%, 10/08/19.............................   2,500   2,517,075
Daimler Finance North America LLC
##  2.700%, 08/03/20.............................   3,085   3,114,854
Deutsche Bank AG
    6.000%, 09/01/17.............................     862     874,108
    2.950%, 08/20/20.............................   1,900   1,903,861

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
GERMANY -- (Continued)
Deutsche Telekom International Finance BV
    6.000%, 07/08/19.............................     934 $ 1,011,445
##  1.500%, 09/19/19.............................   5,570   5,488,823
FMS Wertmanagement AoeR
    1.375%, 06/08/21.............................   9,000   8,790,984
Kreditanstalt fuer Wiederaufbau
    0.875%, 09/05/17.............................     358     357,730
    1.875%, 06/30/20.............................   4,000   4,022,500
    2.750%, 09/08/20.............................   2,000   2,063,264
Volkswagen Group of America Finance LLC
##  2.400%, 05/22/20.............................   4,000   4,004,160
                                                          -----------
TOTAL GERMANY....................................          34,148,804
                                                          -----------

IRELAND -- (1.1%)
Actavis, Inc.
    1.875%, 10/01/17.............................   1,276   1,277,008
GE Capital International Funding Co., Unlimited
 Co.
    2.342%, 11/15/20.............................  10,000  10,076,120
                                                          -----------
TOTAL IRELAND....................................          11,353,128
                                                          -----------

ITALY -- (0.2%)
Intesa Sanpaolo SpA
    3.875%, 01/16/18.............................   2,000   2,023,974
                                                          -----------

JAPAN -- (3.0%)
American Honda Finance Corp.
    2.450%, 09/24/20.............................   3,000   3,036,831
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.300%, 03/05/20.............................   3,900   3,904,188
Beam Suntory, Inc.
    1.750%, 06/15/18.............................   1,431   1,426,302
Development Bank of Japan, Inc.
    1.875%, 10/03/18.............................     594     594,469
Japan Bank for International Cooperation
    1.750%, 07/31/18.............................     358     358,280
Japan Finance Organization for Municipalities
    1.375%, 02/05/18.............................   5,000   4,981,340
Mizuho Bank, Ltd.
##  2.700%, 10/20/20.............................   1,000   1,006,025
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17.............................     102     102,003
Nissan Motor Acceptance Corp.
##  2.125%, 03/03/20.............................   2,250   2,243,893
Nomura Holdings, Inc.
    2.750%, 03/19/19.............................   1,500   1,514,493
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.............................   2,673   2,697,490
#   2.450%, 01/16/20.............................   2,000   2,015,226

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
JAPAN -- (Continued)
Sumitomo Mitsui Financial Group, Inc.
    2.058%, 07/14/21.............................     400 $   393,021
Toyota Motor Credit Corp.
    2.100%, 01/17/19.............................   8,526   8,593,330
                                                          -----------
TOTAL JAPAN......................................          32,866,891
                                                          -----------

NETHERLANDS -- (5.8%)
Bank Nederlandse Gemeenten NV
    1.875%, 06/11/19.............................   5,000   5,020,815
##  2.375%, 02/01/22.............................  15,000  15,152,625
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................   3,356   3,379,609
    4.500%, 01/11/21.............................   3,000   3,232,827
#   2.750%, 01/10/22.............................   5,000   5,062,510
ING Bank NV
##  2.750%, 03/22/21.............................   3,000   3,014,334
LyondellBasell Industries NV
    6.000%, 11/15/21.............................   1,000   1,135,277
Mylan, Inc.
#   2.550%, 03/28/19.............................   1,097   1,102,142
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20.............................   3,000   2,983,974
Shell International Finance BV
    2.000%, 11/15/18.............................   3,709   3,729,336
    4.300%, 09/22/19.............................   1,202   1,270,991
    2.125%, 05/11/20.............................   2,200   2,210,822
    1.875%, 05/10/21.............................  10,000   9,843,130
    1.750%, 09/12/21.............................   6,000   5,876,592
                                                          -----------
TOTAL NETHERLANDS................................          63,014,984
                                                          -----------

NORWAY -- (0.1%)
Kommunalbanken A.S.
    1.000%, 09/26/17.............................     286     285,753
Statoil ASA
    1.200%, 01/17/18.............................     168     167,596
    1.150%, 05/15/18.............................     236     234,884
    1.950%, 11/08/18.............................     715     717,693
                                                          -----------
TOTAL NORWAY.....................................           1,405,926
                                                          -----------

SPAIN -- (0.9%)
Santander UK P.L.C.
    2.500%, 03/14/19.............................     600     604,814
    2.375%, 03/16/20.............................   4,600   4,626,786
Telefonica Emisiones SAU
    5.134%, 04/27/20.............................   4,250   4,589,579
                                                          -----------
TOTAL SPAIN......................................           9,821,179
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.5%)
European Bank for Reconstruction & Development
    1.750%, 06/14/19.............................   5,000   5,010,670

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Investment Bank
    1.125%, 09/15/17.............................     215 $   214,948
    2.875%, 09/15/20.............................   2,000   2,067,130
    1.625%, 12/15/20.............................   3,000   2,975,643
    2.000%, 03/15/21.............................   7,000   7,029,715
#   1.375%, 09/15/21.............................  11,500  11,221,228
International Bank for Reconstruction &
 Development
    1.625%, 03/09/21.............................   4,000   3,968,904
International Finance Corp.
    0.875%, 06/15/18.............................     215     214,026
Nordic Investment Bank
    2.125%, 02/01/22.............................   5,000   5,039,865
                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....          37,742,129
                                                          -----------

SWEDEN -- (2.1%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19.............................   9,720   9,802,047
Svensk Exportkredit AB
    1.875%, 06/17/19.............................  10,000  10,042,220
    1.750%, 08/28/20.............................   3,000   2,988,258
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................     358     362,142
                                                          -----------
TOTAL SWEDEN.....................................          23,194,667
                                                          -----------

SWITZERLAND -- (0.2%)
ABB Finance USA, Inc.
    1.625%, 05/08/17.............................     189     189,011
Chubb INA Holdings, Inc.
    2.300%, 11/03/20.............................     425     427,080
Credit Suisse AG
    2.300%, 05/28/19.............................     625     628,830
    3.000%, 10/29/21.............................     480     487,692
UBS AG
    1.375%, 08/14/17.............................      50      50,019
    2.375%, 08/14/19.............................     667     671,796
                                                          -----------
TOTAL SWITZERLAND................................           2,454,428
                                                          -----------

UNITED KINGDOM -- (2.6%)
Aon Corp.
    5.000%, 09/30/20.............................   2,710   2,927,545
AstraZeneca P.L.C.
    2.375%, 11/16/20.............................   5,071   5,107,339
Barclays P.L.C.
    2.750%, 11/08/19.............................   2,000   2,019,272
#   3.250%, 01/12/21.............................   1,500   1,522,560
BP Capital Markets P.L.C.
    1.846%, 05/05/17.............................     250     250,009
    4.500%, 10/01/20.............................   3,800   4,087,782
British Telecommunications P.L.C.
#   2.350%, 02/14/19.............................     700     705,216

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED KINGDOM -- (Continued)
HSBC Holdings P.L.C.
    4.000%, 03/30/22.............................     700 $   737,981
HSBC USA, Inc.
    2.375%, 11/13/19.............................   3,281   3,295,305
Lloyds Banking Group P.L.C.
    3.000%, 01/11/22.............................   1,000   1,006,535
Nationwide Building Society
##  2.350%, 01/21/20.............................   4,000   4,012,620
TechnipFMC P.L.C.
##  2.000%, 10/01/17.............................   1,120   1,119,884
Unilever Capital Corp.
    4.250%, 02/10/21.............................   1,200   1,288,124
                                                          -----------
TOTAL UNITED KINGDOM.............................          28,080,172
                                                          -----------

UNITED STATES -- (47.0%)
Abbott Laboratories
    4.125%, 05/27/20.............................  $4,000   4,204,340
    2.800%, 09/15/20.............................   3,500   3,540,131
AbbVie, Inc.
    2.500%, 05/14/20.............................   6,000   6,052,584
Aetna, Inc.
    2.200%, 03/15/19.............................   3,340   3,359,622
Aflac, Inc.
    2.400%, 03/16/20.............................   1,500   1,521,217
Agilent Technologies, Inc.
    6.500%, 11/01/17.............................     153     156,417
Alphabet, Inc.
    3.625%, 05/19/21.............................   3,500   3,727,857
Altria Group, Inc.
    4.750%, 05/05/21.............................     500     544,522
Amazon.com, Inc.
    2.600%, 12/05/19.............................   2,700   2,753,722
American Express Credit Corp.
    2.375%, 05/26/20.............................     800     806,642
American International Group, Inc.
    2.300%, 07/16/19.............................   2,062   2,070,728
    3.375%, 08/15/20.............................   3,000   3,089,232
    3.300%, 03/01/21.............................     500     512,635
Ameriprise Financial, Inc.
    7.300%, 06/28/19.............................   1,360   1,512,501
    5.300%, 03/15/20.............................   1,000   1,086,146
Amgen, Inc.
    2.200%, 05/22/19.............................   4,311   4,338,724
Amphenol Corp.
    2.550%, 01/30/19.............................   3,800   3,840,485
Anthem, Inc.
    5.875%, 06/15/17.............................     117     117,605
    1.875%, 01/15/18.............................   3,700   3,703,197
Apple, Inc.
    2.250%, 02/23/21.............................   5,000   5,050,190
    2.500%, 02/09/22.............................   3,228   3,276,924
Assurant, Inc.
    2.500%, 03/15/18.............................     715     719,118

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
AT&T, Inc.
    5.800%, 02/15/19.............................  $3,000 $3,195,483
    2.450%, 06/30/20.............................   1,331  1,333,076
    4.600%, 02/15/21.............................   1,000  1,065,449
Bank of America Corp.
    2.600%, 01/15/19.............................     730    737,166
    2.625%, 10/19/20.............................   2,500  2,516,315
Bank of New York Mellon Corp. (The)
    2.200%, 05/15/19.............................   1,500  1,510,768
    4.600%, 01/15/20.............................   1,200  1,280,636
    2.150%, 02/24/20.............................   1,200  1,208,930
BB&T Corp.
    1.450%, 01/12/18.............................     141    141,095
    6.850%, 04/30/19.............................   2,000  2,190,290
    2.050%, 05/10/21.............................     731    724,337
Becton Dickinson and Co.
    3.250%, 11/12/20.............................   3,250  3,312,494
    3.125%, 11/08/21.............................   3,000  3,017,340
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.............................      72     72,017
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.............................   7,000  7,058,520
Biogen, Inc.
    2.900%, 09/15/20.............................   1,500  1,529,784
BlackRock, Inc.
    5.000%, 12/10/19.............................   2,000  2,162,440
Boeing Capital Corp.
    2.900%, 08/15/18.............................     546    555,455
Boston Scientific Corp.
    2.650%, 10/01/18.............................   2,000  2,019,312
    6.000%, 01/15/20.............................     500    547,554
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.............................   2,500  2,504,097
Buckeye Partners L.P.
    6.050%, 01/15/18.............................   1,310  1,346,753
    2.650%, 11/15/18.............................     261    262,633
Capital One Bank USA NA
    2.300%, 06/05/19.............................   2,000  2,003,192
Capital One Financial Corp.
    2.450%, 04/24/19.............................     900    905,390
Cardinal Health, Inc.
    1.700%, 03/15/18.............................   1,919  1,919,720
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................     545    550,340
    2.100%, 06/09/19.............................   1,900  1,909,430
    1.700%, 08/09/21.............................   1,000    972,605
CBS Corp.
    1.950%, 07/01/17.............................     621    621,450
    2.300%, 08/15/19.............................   2,000  2,011,826
Celgene Corp.
    2.250%, 05/15/19.............................   2,000  2,011,088

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17............................. $    39 $    39,790
Charles Schwab Corp. (The)
    2.200%, 07/25/18.............................     372     374,472
Chevron Corp.
    1.104%, 12/05/17.............................     383     382,542
    2.427%, 06/24/20.............................   3,010   3,050,587
    2.419%, 11/17/20.............................  14,000  14,156,870
    2.100%, 05/16/21.............................   1,375   1,371,285
    2.498%, 03/03/22.............................   3,000   3,023,991
Cisco Systems, Inc.
    4.450%, 01/15/20.............................   4,940   5,283,167
    2.450%, 06/15/20.............................   4,400   4,479,130
    2.200%, 02/28/21.............................   3,000   3,016,230
    1.850%, 09/20/21.............................   9,000   8,897,724
Citigroup, Inc.
    2.500%, 09/26/18.............................     501     505,116
    2.050%, 06/07/19.............................   3,000   2,993,409
    2.400%, 02/18/20.............................   3,000   3,015,780
CNA Financial Corp.
    5.750%, 08/15/21.............................     880     985,142
Coca-Cola Co. (The)
    2.450%, 11/01/20.............................   3,000   3,059,208
    1.550%, 09/01/21.............................   2,500   2,453,312
    3.300%, 09/01/21.............................   1,000   1,048,139
Comcast Corp.
    6.300%, 11/15/17.............................     286     293,426
    5.150%, 03/01/20.............................   1,900   2,071,082
Comerica, Inc.
    2.125%, 05/23/19.............................   1,450   1,449,031
ConocoPhillips
    6.000%, 01/15/20.............................   1,300   1,436,165
ConocoPhillips Co.
    1.050%, 12/15/17.............................   1,334   1,329,878
    4.200%, 03/15/21.............................   1,400   1,497,560
Costco Wholesale Corp.
    1.750%, 02/15/20.............................   1,775   1,778,841
Crane Co.
    2.750%, 12/15/18.............................     608     616,201
CVS Health Corp.
    2.250%, 08/12/19.............................   2,500   2,521,077
    2.125%, 06/01/21.............................     500     493,444
Danaher Corp.
    1.650%, 09/15/18.............................     990     991,889
Dollar General Corp.
    1.875%, 04/15/18.............................     921     922,353
Dominion Resources, Inc.
    2.500%, 12/01/19.............................   3,500   3,535,388
Dr. Pepper Snapple Group, Inc.
    2.600%, 01/15/19.............................   1,000   1,012,885
DTE Energy Co.
    2.400%, 12/01/19.............................   4,000   4,024,864
Duke Energy Corp.
    2.100%, 06/15/18.............................   1,300   1,304,582

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
eBay, Inc.
    1.350%, 07/15/17............................. $   123 $   122,971
    2.200%, 08/01/19.............................   4,346   4,363,671
Edwards Lifesciences Corp.
    2.875%, 10/15/18.............................   1,000   1,013,284
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................     708     743,754
Electronic Arts, Inc.
    3.700%, 03/01/21.............................   2,000   2,080,640
Enterprise Products Operating LLC
    6.650%, 04/15/18.............................   2,000   2,091,478
EOG Resources, Inc.
    5.875%, 09/15/17.............................     705     715,947
Eversource Energy
    1.450%, 05/01/18.............................     235     234,351
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................   2,600   2,640,196
#   4.000%, 10/01/20.............................     600     625,696
Express Scripts Holding Co.
    2.250%, 06/15/19.............................   2,000   2,006,256
    3.900%, 02/15/22.............................   1,866   1,943,290
Exxon Mobil Corp.
    1.708%, 03/01/19.............................   2,000   2,004,838
    1.819%, 03/15/19.............................  10,427  10,481,481
    1.912%, 03/06/20.............................   2,400   2,413,356
    2.222%, 03/01/21.............................   4,924   4,957,537
Fidelity National Information Services, Inc.
    2.250%, 08/15/21.............................   5,000   4,940,170
Fifth Third Bank
    2.375%, 04/25/19.............................   3,590   3,619,876
Fiserv, Inc.
    2.700%, 06/01/20.............................   2,000   2,029,662
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................     984   1,014,483
    3.157%, 08/04/20.............................   1,200   1,221,133
    3.336%, 03/18/21.............................   2,128   2,160,775
GATX Corp.
    2.500%, 07/30/19.............................     200     201,614
General Motors Financial Co., Inc.
    3.200%, 07/06/21.............................   7,200   7,264,692
Georgia Power Co.
#   4.250%, 12/01/19.............................   2,130   2,237,597
Gilead Sciences, Inc.
    2.550%, 09/01/20.............................   1,000   1,013,224
Goldman Sachs Group, Inc. (The)
    2.550%, 10/23/19.............................   4,900   4,949,637
Halliburton Co.
    2.000%, 08/01/18.............................   3,970   3,979,270
Harris Corp.
    2.700%, 04/27/20.............................   4,500   4,551,547
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20.............................   3,800   3,936,530

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Home Depot, Inc. (The)
    2.000%, 06/15/19.............................  $  700 $  705,889
HP, Inc.
    4.300%, 06/01/21.............................   1,567  1,659,064
Humana, Inc.
    2.625%, 10/01/19.............................   3,000  3,038,232
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................   1,043  1,052,255
Huntington National Bank (The)
#   2.400%, 04/01/20.............................   2,600  2,611,346
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................   2,000  2,174,442
Intel Corp.
    2.450%, 07/29/20.............................     127    129,588
Intercontinental Exchange, Inc.
    2.750%, 12/01/20.............................     268    272,795
International Business Machines Corp.
    1.250%, 02/08/18.............................     100     99,964
#   1.950%, 02/12/19.............................   4,557  4,590,977
    1.625%, 05/15/20.............................   1,390  1,381,136
Jefferies Group LLC
    5.125%, 04/13/18.............................     134    138,053
JM Smucker Co. (The)
    2.500%, 03/15/20.............................   3,320  3,360,116
John Deere Capital Corp.
    2.050%, 03/10/20.............................   2,000  2,007,296
JPMorgan Chase & Co.
    2.350%, 01/28/19.............................   3,000  3,029,376
Kellogg Co.
    4.000%, 12/15/20.............................   1,000  1,057,782
KeyCorp
    2.900%, 09/15/20.............................   2,000  2,036,150
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................   2,000  2,011,166
KLA-Tencor Corp.
    3.375%, 11/01/19.............................   1,350  1,387,722
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   1,633  1,636,792
Lam Research Corp.
    2.750%, 03/15/20.............................   2,800  2,837,834
Legg Mason, Inc.
    2.700%, 07/15/19.............................   3,000  3,029,073
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21.............................   2,900  3,153,327
Macy's Retail Holdings, Inc.
#   3.450%, 01/15/21.............................   2,970  2,998,759
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.............................   4,225  4,227,480
Marriott International, Inc.
    6.750%, 05/15/18.............................     367    385,013
    3.000%, 03/01/19.............................   2,960  3,013,046
Marsh & McLennan Cos., Inc.
    2.350%, 03/06/20.............................   2,000  2,013,478
    2.750%, 01/30/22.............................   1,500  1,515,393

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
MasterCard, Inc.
    2.000%, 04/01/19.............................  $2,995 $3,017,633
Mattel, Inc.
    2.350%, 05/06/19.............................   5,000  5,012,110
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................   2,000  2,016,284
McDonald's Corp.
    5.350%, 03/01/18.............................     286    294,749
    5.000%, 02/01/19.............................   4,506  4,745,381
McKesson Corp.
    1.400%, 03/15/18.............................   2,740  2,734,139
Mead Johnson Nutrition Co.
    3.000%, 11/15/20.............................     700    714,060
Microsoft Corp.
    2.000%, 11/03/20.............................   3,500  3,517,045
    1.550%, 08/08/21.............................   4,000  3,921,148
Mondelez International Holdings Netherlands BV
##  2.000%, 10/28/21.............................   2,258  2,188,643
Monsanto Co.
    1.850%, 11/15/18.............................   2,155  2,149,873
    2.125%, 07/15/19.............................   2,550  2,555,934
Morgan Stanley
    2.375%, 07/23/19.............................   3,000  3,021,153
Nasdaq, Inc.
    5.550%, 01/15/20.............................   2,484  2,678,773
NetApp, Inc.
    2.000%, 12/15/17.............................     715    716,565
Newell Brands, Inc.
    2.600%, 03/29/19.............................     572    579,366
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................   2,950  2,972,346
NiSource Finance Corp.
    6.400%, 03/15/18.............................      86     89,369
    6.800%, 01/15/19.............................     396    426,546
Nordstrom, Inc.
    4.750%, 05/01/20.............................     350    372,549
Nucor Corp.
    5.750%, 12/01/17.............................   4,612  4,716,840
Oracle Corp.
#   2.250%, 10/08/19.............................   2,000  2,026,078
    1.900%, 09/15/21.............................   9,000  8,911,287
PepsiCo, Inc.
    2.150%, 10/14/20.............................   3,000  3,025,584
Pfizer, Inc.
    2.100%, 05/15/19.............................   2,652  2,676,202
    1.950%, 06/03/21.............................   5,000  4,996,625
PG&E Corp.
    2.400%, 03/01/19.............................   2,074  2,087,572
PNC Bank NA
    2.400%, 10/18/19.............................   4,000  4,041,924
Procter & Gamble Co. (The)
    1.850%, 02/02/21.............................     960    955,333
    1.700%, 11/03/21.............................   5,000  4,946,815
    2.300%, 02/06/22.............................     650    657,380

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Progress Energy, Inc.
    4.400%, 01/15/21.............................  $2,150 $2,283,042
Prudential Financial, Inc.
    5.375%, 06/21/20.............................   3,000  3,290,193
PSEG Power LLC
    2.450%, 11/15/18.............................   2,499  2,512,495
QUALCOMM, Inc.
    2.250%, 05/20/20.............................   3,000  3,019,200
Quest Diagnostics, Inc.
    2.700%, 04/01/19.............................   1,300  1,317,354
    2.500%, 03/30/20.............................   3,630  3,655,305
Raytheon Co.
    6.750%, 03/15/18.............................     293    306,608
Republic Services, Inc.
    3.800%, 05/15/18.............................     388    395,844
Roper Technologies, Inc.
    2.050%, 10/01/18.............................     135    135,398
Ryder System, Inc.
    2.500%, 03/01/18.............................     250    251,344
    2.350%, 02/26/19.............................   2,000  2,010,720
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................   2,369  2,396,502
Southern Power Co.
    2.500%, 12/15/21.............................     539    532,093
Southwest Airlines Co.
    2.750%, 11/06/19.............................     426    433,043
State Street Corp.
    4.375%, 03/07/21.............................   2,000  2,147,432
Stryker Corp.
    2.625%, 03/15/21.............................   2,378  2,408,037
SunTrust Banks, Inc.
    2.900%, 03/03/21.............................   3,000  3,044,043
Symantec Corp.
    2.750%, 06/15/17.............................     226    226,079
Sysco Corp.
    2.600%, 10/01/20.............................   3,970  4,008,815
Target Corp.
    2.300%, 06/26/19.............................   3,000  3,038,604
Tech Data Corp.
    3.750%, 09/21/17.............................     358    360,759
TIAA Asset Management Finance Co. LLC
##  2.950%, 11/01/19.............................   3,890  3,952,999
Time Warner, Inc.
    2.100%, 06/01/19.............................   2,000  2,003,850
Total System Services, Inc.
    2.375%, 06/01/18.............................   1,701  1,707,403
Toyota Motor Credit Corp.
    4.500%, 06/17/20.............................   1,900  2,041,993
    1.900%, 04/08/21.............................   9,000  8,922,798
    2.600%, 01/11/22.............................   3,000  3,029,292
    3.300%, 01/12/22.............................   1,561  1,622,063
Tyson Foods, Inc.
    2.650%, 08/15/19.............................   2,000  2,020,316

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
U.S. Bancorp
    2.200%, 04/25/19.............................  $3,991 $  4,027,326
UnitedHealth Group, Inc.
    6.000%, 06/15/17.............................     200      201,139
    2.300%, 12/15/19.............................   1,400    1,413,166
    2.700%, 07/15/20.............................   1,074    1,098,292
    2.125%, 03/15/21.............................   2,000    1,998,622
US Bank NA
    1.400%, 04/26/19.............................   3,900    3,876,678
Verizon Communications, Inc.
    3.650%, 09/14/18.............................     690      707,247
    2.550%, 06/17/19.............................   1,000    1,012,765
    4.500%, 09/15/20.............................   2,250    2,401,463
Walgreen Co.
    5.250%, 01/15/19.............................       8        8,440
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.............................   2,000    2,029,198
    2.600%, 06/01/21.............................   2,000    2,011,814
Wells Fargo & Co.
    2.125%, 04/22/19.............................   2,170    2,180,741
    2.150%, 01/30/20.............................   3,000    3,009,726
WestRock RKT Co.
    4.450%, 03/01/19.............................     595      619,425
Wyndham Worldwide Corp.
    2.500%, 03/01/18.............................   1,805    1,814,958
Xilinx, Inc.
    2.125%, 03/15/19.............................   2,500    2,510,997
                                                          ------------
TOTAL UNITED STATES..............................          508,469,511
                                                          ------------
TOTAL BONDS......................................          955,834,774
                                                          ------------

                                                      FACE
                                                     AMOUNT^      VALUE+
                                                     -------      ------
                                                      (000)
AGENCY OBLIGATIONS -- (4.4%)
Federal Home Loan Mortgage Corp.
      1.000%, 09/29/17.............................        66 $       66,000
Federal National Mortgage Association
#     1.500%, 06/22/20.............................    21,300     21,268,370
#     1.875%, 12/28/20.............................    22,000     22,172,370
#     1.250%, 05/06/21.............................     4,000      3,927,016
                                                              --------------
TOTAL AGENCY OBLIGATIONS...........................               47,433,756
                                                              --------------

U.S. TREASURY OBLIGATIONS -- (1.0%)
Treasury Inflation Protected Security
^^^   0.125%, 04/15/21.............................    10,791     10,892,010
                                                              --------------
TOTAL INVESTMENT SECURITIES........................            1,014,160,540
                                                              --------------

                                                     SHARES
                                                     ------
SECURITIES LENDING COLLATERAL -- (6.2%)
(S)@  DFA Short Term Investment Fund............... 5,778,737     66,877,323
                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,080,852,368)............................            $1,081,037,863
                                                              ==============

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ---------------------------------------------
                                          LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                          ------- -------------- ------- --------------
Bonds
  Australia..............................   --    $   50,525,815   --    $   50,525,815
  Austria................................   --         6,286,056   --         6,286,056
  Belgium................................   --         1,640,727   --         1,640,727
  Canada.................................   --        97,809,327   --        97,809,327
  Denmark................................   --        10,835,133   --        10,835,133
  Finland................................   --         9,921,400   --         9,921,400
  France.................................   --        24,240,523   --        24,240,523
  Germany................................   --        34,148,804   --        34,148,804
  Ireland................................   --        11,353,128   --        11,353,128
  Italy..................................   --         2,023,974   --         2,023,974
  Japan..................................   --        32,866,891   --        32,866,891
  Netherlands............................   --        63,014,984   --        63,014,984
  Norway.................................   --         1,405,926   --         1,405,926
  Spain..................................   --         9,821,179   --         9,821,179
  Supranational Organization Obligations.   --        37,742,129   --        37,742,129
  Sweden.................................   --        23,194,667   --        23,194,667
  Switzerland............................   --         2,454,428   --         2,454,428
  United Kingdom.........................   --        28,080,172   --        28,080,172
  United States..........................   --       508,469,511   --       508,469,511
Agency Obligations.......................   --        47,433,756   --        47,433,756
U.S. Treasury Obligations................   --        10,892,010   --        10,892,010
Securities Lending Collateral............   --        66,877,323   --        66,877,323
Swap Agreements**........................   --         5,895,248   --         5,895,248
                                            --    --------------   --    --------------
TOTAL....................................   --    $1,086,933,111   --    $1,086,933,111
                                            ==    ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      DFA MUNICIPAL REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.8%)
Alabama State (GO) Series A
     5.000%, 08/01/20.............................. $2,250 $ 2,518,177
     5.000%, 08/01/23..............................  2,200   2,629,770
                                                           -----------
TOTAL ALABAMA......................................          5,147,947
                                                           -----------

ALASKA -- (0.8%)
Borough of North Slope (GO) Series C (ETM)
     3.000%, 06/30/18..............................    500     511,835
City of Anchorage (GO) Series A
     5.000%, 09/01/21..............................    900   1,031,904
     5.000%, 09/01/23..............................    600     711,570
City of Anchorage (GO) Series D
     5.000%, 09/01/23..............................  2,585   3,065,681
                                                           -----------
TOTAL ALASKA.......................................          5,320,990
                                                           -----------

ARIZONA -- (0.8%)
City of Phoenix (GO)
     4.000%, 07/01/20..............................  1,500   1,629,885
City of Tempe (GO) Series C
     4.000%, 07/01/22..............................  1,400   1,568,000
Maricopa County High School District No.
 210-Phoenix (GO)
     3.000%, 07/01/23..............................    650     695,675
Scottsdale Municipal Property Corp. (RB) Series A
     3.000%, 07/01/21..............................    805     858,227
                                                           -----------
TOTAL ARIZONA......................................          4,751,787
                                                           -----------

ARKANSAS -- (1.8%)
Arkansas State (GO)
     5.000%, 04/01/21..............................  2,600   2,973,152
     5.000%, 10/01/21..............................  7,195   8,325,910
                                                           -----------
TOTAL ARKANSAS.....................................         11,299,062
                                                           -----------

CALIFORNIA -- (0.6%)
California State (GO) Series B
     5.000%, 09/01/25..............................  3,140   3,821,600
                                                           -----------

COLORADO -- (1.1%)
Boulder County (RB)
     5.000%, 07/15/18..............................    100     104,844
City & County of Denver (GO) Series A
     5.000%, 08/01/17..............................    200     202,040
Denver City & County School District No. 1 (GO)
 Series B (ETM) (ST AID WITHHLDG)
     4.000%, 12/01/18..............................     35      36,645

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
COLORADO -- (Continued)
Denver City & County School District No. 1 (GO)
 Series B (ST AID WITHHLDG)
    4.000%, 12/01/18............................. $  265 $  277,625
    5.000%, 12/01/24.............................    900  1,096,029
El Paso County School District No. 20 Academy
 (GO) (ST AID WITHHLDG)
    5.000%, 12/15/21.............................  1,240  1,436,465
Jefferson County School District R-1 (GO) (ST
 AID WITHHLDG)
    5.250%, 12/15/24.............................  1,000  1,226,150
Weld County School District No. RE-4 (GO) (ST
 INTERCEPT)
    4.000%, 12/01/23.............................  2,425  2,751,308
                                                         ----------
TOTAL COLORADO...................................         7,131,106
                                                         ----------

CONNECTICUT -- (0.4%)
Connecticut State (GO) Series A
    5.000%, 10/15/18.............................    600    633,120
    5.000%, 10/15/19.............................    300    326,073
Connecticut State (GO) Series C
    5.000%, 06/01/18.............................  1,000  1,041,440
Connecticut State (GO) Series E
    4.000%, 08/15/17.............................    700    706,195
                                                         ----------
TOTAL CONNECTICUT................................         2,706,828
                                                         ----------

DELAWARE -- (0.7%)
New Castle County (GO)
    5.000%, 10/01/23.............................  2,275  2,730,682
New Castle County (GO) Series B
    5.000%, 07/15/22.............................  1,450  1,702,924
                                                         ----------
TOTAL DELAWARE...................................         4,433,606
                                                         ----------

DISTRICT OF COLUMBIA -- (1.2%)
District of Columbia (GO) Series A
    5.000%, 06/01/20.............................  1,900  2,119,336
District of Columbia (GO) Series E
    5.000%, 06/01/21.............................  2,550  2,920,234
    5.000%, 06/01/26.............................  1,875  2,308,313
                                                         ----------
TOTAL DISTRICT OF COLUMBIA.......................         7,347,883
                                                         ----------

FLORIDA -- (3.0%)
Florida State (GO) Series A
    5.000%, 07/01/21.............................  2,000  2,291,760
Florida State Board of Education (GO) Series A
    5.000%, 06/01/23.............................    700    835,072
Florida State Board of Education (GO) Series B
    5.000%, 06/01/19.............................    555    599,816
    5.000%, 06/01/20.............................  3,300  3,678,840
    5.000%, 06/01/23.............................    650    775,424
    5.000%, 06/01/25.............................  3,000  3,675,720

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
FLORIDA -- (Continued)
Florida's Turnpike Enterprise (RB) Series A
     5.000%, 07/01/17.............................. $  750 $   755,017
Miami-Dade County (GO) Series A
     5.000%, 07/01/26..............................  1,810   2,206,535
Miami-Dade County (GO) Series D
     5.000%, 07/01/20..............................  3,520   3,923,181
                                                           -----------
TOTAL FLORIDA......................................         18,741,365
                                                           -----------

GEORGIA -- (3.4%)
Cobb County (GO)
     5.000%, 01/01/22..............................  2,335   2,714,134
Georgia State (GO) Series C
     5.000%, 07/01/17..............................  1,800   1,812,096
     5.000%, 10/01/21..............................  2,490   2,877,892
Georgia State (GO) Series C-1
     5.000%, 07/01/23..............................  3,000   3,596,130
     5.000%, 07/01/24..............................  3,200   3,897,056
Georgia State (GO) Series I
     5.000%, 07/01/20..............................  2,345   2,623,656
Georgia State Road & Tollway Authority (RB) (GTD)
     5.000%, 10/01/23..............................  3,580   4,309,139
                                                           -----------
TOTAL GEORGIA......................................         21,830,103
                                                           -----------

HAWAII -- (1.1%)
City & County of Honolulu (GO) Series B
     5.000%, 10/01/23..............................  2,150   2,573,421
     5.000%, 10/01/25..............................    450     550,517
Hawaii State (GO) Series DK
     5.000%, 05/01/17..............................    700     700,000
Hawaii State (GO) Series EF
     5.000%, 11/01/22..............................    300     353,793
Hawaii State (GO) Series EH
     5.000%, 08/01/23..............................  1,275   1,522,401
Hawaii State (GO) Series EH (ETM)
     5.000%, 08/01/23..............................  1,225   1,469,926
                                                           -----------
TOTAL HAWAII.......................................          7,170,058
                                                           -----------

IOWA -- (0.2%)
City of Ankeny (GO) Series G
     5.000%, 06/01/19..............................    910     982,700
                                                           -----------

KANSAS -- (1.6%)
City of Lenexa (GO) Series A
     5.000%, 09/01/21..............................    600     690,114
City of Lenexa (GO) Series B
     5.000%, 09/01/20..............................  1,610   1,807,289
City of Wichita (GO) Series A
     5.000%, 12/01/20..............................  3,000   3,383,400
Johnson County (GO) Series B
     5.000%, 09/01/22..............................  1,405   1,652,716

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
KANSAS -- (Continued)
Kansas State Department of Transportation (RB)
 Series B
    5.000%, 09/01/20............................. $1,975 $2,220,453
Kansas State Department of Transportation (RB)
 Series C
    5.000%, 09/01/19.............................    125    136,322
                                                         ----------
TOTAL KANSAS.....................................         9,890,294
                                                         ----------

KENTUCKY -- (1.0%)
Louisville Water Co. (RB)
    4.000%, 11/15/17.............................  1,605  1,631,499
Louisville/Jefferson County Metropolitan
 Government (GO) Series A
    5.000%, 12/01/25.............................  3,800  4,627,526
                                                         ----------
TOTAL KENTUCKY...................................         6,259,025
                                                         ----------

LOUISIANA -- (1.0%)
Louisiana State (GO) Series A (ETM)
    5.000%, 08/01/18.............................  4,000  4,201,920
Louisiana State (GO) Series C
    5.000%, 07/15/22.............................    250    289,670
    5.000%, 08/01/23.............................  1,100  1,292,071
Louisiana State (GO) Series D-2
    5.000%, 12/01/21.............................    600    687,978
                                                         ----------
TOTAL LOUISIANA..................................         6,471,639
                                                         ----------

MARYLAND -- (5.4%)
Anne Arundel County (GO)
    5.000%, 04/01/23.............................  4,000  4,761,600
Baltimore County (GO)
    5.000%, 08/01/18.............................  1,000  1,050,100
    5.000%, 08/01/21.............................    500    575,695
City of Baltimore (GO) Series B
    5.000%, 10/15/22.............................    645    757,172
City of Frederick (GO) Series C
    5.000%, 03/01/27.............................  3,100  3,835,475
Harford County (GO) Series A
    5.000%, 09/15/20.............................    900  1,013,139
Howard County (GO) Series B
    5.000%, 02/15/26.............................  6,420  7,929,214
Maryland State (GO) Series B
    5.000%, 03/01/19.............................  1,000  1,072,250
    4.000%, 08/01/23.............................  1,785  2,036,310
Maryland State (GO) Series C
    5.000%, 08/01/20.............................  2,000  2,243,140
Prince George's County (GO) Series B
    5.000%, 09/15/18.............................    650    685,653
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/18.............................    650    678,587
    5.000%, 06/01/24.............................  4,325  5,263,265

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MARYLAND -- (Continued)
Worcester County (GO) Series B
    4.000%, 08/01/21............................. $2,255 $ 2,498,698
                                                         -----------
TOTAL MARYLAND...................................         34,400,298
                                                         -----------

MASSACHUSETTS -- (4.9%)
City of Boston (GO) Series A
    5.000%, 03/01/20.............................  1,200   1,329,576
    5.000%, 04/01/20.............................  1,250   1,388,512
City of Boston (GO) Series B
    5.000%, 04/01/24.............................  3,500   4,250,085
Commonwealth of Massachusetts (GO) Series A
    5.000%, 04/01/23.............................  4,000   4,751,680
Commonwealth of Massachusetts (GO) Series A
    5.000%, 03/01/18.............................  1,500   1,551,090
    5.000%, 07/01/26.............................  4,750   5,825,827
Commonwealth of Massachusetts (GO) Series B
    5.250%, 08/01/21.............................    500     579,940
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20.............................  3,255   3,648,497
    5.000%, 08/01/24.............................  1,360   1,647,110
Massachusetts Clean Water Trust (The) (RB)
    5.000%, 08/01/20.............................    400     448,492
Massachusetts School Building Authority (RB)
 Series A
    5.000%, 11/15/25.............................  3,240   3,970,523
Town of Lexington (GO)
    4.000%, 02/15/27.............................  1,000   1,162,410
Town of Medfield (GO)
    3.000%, 09/15/19.............................    510     533,307
                                                         -----------
TOTAL MASSACHUSETTS..............................         31,087,049
                                                         -----------

MICHIGAN -- (0.1%)
Michigan State (GO)
    5.000%, 11/01/19.............................    700     766,990
                                                         -----------

MINNESOTA -- (2.6%)
City of Edina (GO) Series B
    3.000%, 02/01/19.............................  1,000   1,034,490
City of Rochester (GO) Series A
    5.000%, 02/01/18.............................    650     670,014
Hennepin County (GO) Series C
    5.000%, 12/01/28.............................  1,150   1,454,646
Minnesota State (GO) Series A
    5.000%, 08/01/21.............................  1,330   1,530,165
    5.000%, 08/01/25.............................  7,000   8,588,580
Minnesota State (GO) Series D
    5.000%, 08/01/18.............................    650     682,565
    5.000%, 08/01/21.............................    700     805,350
Minnesota State (GO) Series E
    2.000%, 08/01/19.............................  1,000   1,021,680

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
MINNESOTA -- (Continued)
Saint Paul Public Library Agency (GO) Series C
     5.000%, 03/01/20.............................. $   900 $   995,859
                                                            -----------
TOTAL MINNESOTA....................................          16,783,349
                                                            -----------

MISSISSIPPI -- (0.4%)
Madison County School District (GO)
     3.500%, 12/01/19..............................     350     369,638
Mississippi State (GO) Series B
     5.000%, 11/01/20..............................     600     675,162
Mississippi State (GO) Series C
     5.000%, 10/01/20..............................   1,565   1,757,010
                                                            -----------
TOTAL MISSISSIPPI..................................           2,801,810
                                                            -----------

MISSOURI -- (0.3%)
Missouri Highway & Transportation Commission (RB)
     5.000%, 02/01/19..............................   1,525   1,631,308
                                                            -----------

NEVADA -- (4.5%)
City of Henderson NV (GO)
     5.000%, 06/01/21..............................     600     683,526
Clark County (GO) Series B
     5.000%, 11/01/24..............................   8,665  10,479,278
Nevada State (GO) Series D
     5.000%, 04/01/25..............................  11,625  14,117,516
Nevada State (GO) Series D-1
     5.000%, 03/01/22..............................   2,000   2,318,720
Washoe County School District (GO) Series F
     5.000%, 06/01/21..............................     900   1,023,759
                                                            -----------
TOTAL NEVADA.......................................          28,622,799
                                                            -----------

NEW HAMPSHIRE -- (0.5%)
City of Dover (GO) Series C
     5.000%, 07/01/20..............................     220     245,126
City of Nashua (GO)
     4.000%, 07/15/24..............................   2,000   2,271,240
New Hampshire State (GO) Series B
     5.000%, 06/01/19..............................     540     583,956
                                                            -----------
TOTAL NEW HAMPSHIRE................................           3,100,322
                                                            -----------

NEW MEXICO -- (2.4%)
New Mexico State (GO)
     5.000%, 03/01/19..............................   3,500   3,751,580
     5.000%, 03/01/21..............................   2,105   2,399,953
New Mexico State Severance Tax Permanent Fund
 (RB) Series B
     4.000%, 07/01/20..............................   2,000   2,170,580
New Mexico State Severance Tax Permanent Fund
 (RB) Series D
     5.000%, 07/01/26..............................   5,580   6,843,814
                                                            -----------
TOTAL NEW MEXICO...................................          15,165,927
                                                            -----------

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
NEW YORK -- (3.5%)
City of New York (GO) Series B
    5.000%, 08/01/17............................. $4,890 $ 4,939,242
City of New York (GO) Series C
    5.000%, 08/01/26.............................    500     611,365
City of New York (GO) Series G
    5.000%, 08/01/18.............................  1,600   1,679,344
City of New York (GO) Series J
    5.000%, 08/01/22.............................    650     760,019
New York State Dormitory Authority (RB) Series B
    5.000%, 02/15/22.............................  2,500   2,902,375
    5.000%, 02/15/24.............................    700     840,434
New York State Urban Development Corp. (RB)
 Series A
    5.000%, 03/15/26.............................  6,890   8,411,381
New York State Urban Development Corp. (RB)
 Series C
    5.000%, 12/15/18.............................  1,000   1,064,980
Riverhead Central School District (GO) (ST AID
 WITHHLDG)
    2.000%, 10/15/22.............................    700     711,249
                                                         -----------
TOTAL NEW YORK...................................         21,920,389
                                                         -----------

NORTH CAROLINA -- (6.3%)
City of Charlotte Water & Sewer System Revenue
 (RB)
    5.000%, 07/01/21.............................  1,800   2,067,318
Forsyth County (GO)
    4.000%, 12/01/21.............................  1,500   1,673,040
Gaston County (GO)
    5.000%, 02/01/26.............................  2,500   3,047,325
Iredell County (GO) Series B
    2.500%, 02/01/24.............................  2,285   2,372,835
Mecklenburg County (GO) Series B
    5.000%, 12/01/21.............................  6,120   7,099,445
    5.000%, 12/01/26.............................  8,430  10,516,003
North Carolina Eastern Municipal Power Agency
 (RB) Series B (NATL-IBC) (ETM)
    6.000%, 01/01/22.............................    650     782,815
North Carolina State (GO) Series A
    5.000%, 06/01/22.............................  6,000   7,039,020
North Carolina State (GO) Series C
    3.750%, 05/01/19.............................  1,500   1,581,255
Wake County (GO)
    5.000%, 03/01/19.............................  1,000   1,072,630
    5.000%, 09/01/21.............................  2,250   2,595,083
                                                         -----------
TOTAL NORTH CAROLINA.............................         39,846,769
                                                         -----------

NORTH DAKOTA -- (0.1%)
North Dakota State University of Agriculture &
 Applied Science (RB) Series A
    5.000%, 04/01/21.............................    545     615,637
                                                         -----------

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
OHIO -- (4.3%)
Beavercreek City School District (GO) (AGM)
    5.000%, 12/01/18............................. $  525 $   557,876
City of Columbus (GO) Series 1
    5.000%, 07/01/21.............................  2,775   3,187,115
    5.000%, 07/01/23.............................  1,875   2,242,706
City of Columbus (GO) Series A
    5.000%, 02/15/20.............................    650     719,102
    2.000%, 08/15/22.............................  2,000   2,045,460
    4.000%, 08/15/25.............................  3,500   4,008,830
Cleveland Department of Public Utilities
 Division of Water (RB) Series T
    5.000%, 01/01/19.............................  4,335   4,622,887
Ohio State (GO) Series A
    4.000%, 03/01/21.............................  1,475   1,622,633
    5.000%, 09/15/24.............................  2,000   2,427,360
    5.000%, 09/15/25.............................  1,950   2,390,173
Ohio State (GO) Series B
    5.000%, 08/01/20.............................    650     728,137
Ohio Water Development Authority (RB) Series C
    5.000%, 06/01/19.............................  2,225   2,404,179
                                                         -----------
TOTAL OHIO.......................................         26,956,458
                                                         -----------

OKLAHOMA -- (0.3%)
Tulsa County Independent School District No. 1
 Tulsa (GO) Series B
    2.000%, 01/01/19.............................  1,800   1,826,586
                                                         -----------

OREGON -- (1.8%)
City of Portland Sewer System Revenue (RB)
 Series A
    5.000%, 10/01/23                               3,570   4,275,468
Multnomah County School District No. 1 Portland
 (GO) Series B (SCH BD GTY)
    5.000%, 06/15/23.............................  1,005   1,194,302
Oregon State (GO) Series A
    5.000%, 05/01/21.............................    800     914,184
Oregon State (GO) Series D
    3.000%, 05/01/20.............................  2,345   2,470,903
Oregon State (GO) Series G
    5.000%, 12/01/22.............................  2,050   2,422,895
                                                         -----------
TOTAL OREGON.....................................         11,277,752
                                                         -----------

PENNSYLVANIA -- (0.6%)
Pennsylvania Economic Development Financing
 Authority (RB) Series A
    5.000%, 01/01/18.............................    650     667,823
    5.000%, 07/01/19.............................  3,145   3,409,023
                                                         -----------
TOTAL PENNSYLVANIA...............................          4,076,846
                                                         -----------

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
RHODE ISLAND -- (0.4%)
Rhode Island State (GO) Series A
            5.000%, 08/01/20............................. $1,900 $ 2,123,877
Rhode Island State (GO) Series D
            5.000%, 08/01/22.............................    600     701,556
                                                                 -----------
TOTAL RHODE ISLAND.......................................          2,825,433
                                                                 -----------

SOUTH CAROLINA -- (3.4%)
Beaufort County (GO) Series A (ST AID WITHHLDG)
            4.000%, 03/01/22.............................    640     713,920
Beaufort County School District (GO) Series A (SCSDE)
            5.000%, 03/01/23.............................  6,000   7,112,340
Charleston County (GO)
            5.000%, 11/01/23.............................  1,000   1,205,510
Charleston County School District (GO) Series A (SCSDE)
            5.000%, 02/01/21.............................    800     907,824
Clemson University (RB) Series B
            5.000%, 05/01/25.............................    750     914,228
Lexington & Richland School District No. 5 (GO) (SCSDE)
            5.000%, 03/01/24.............................  2,750   3,303,162
Richland County (GO) Series A (ST AID WITHHLDG)
            5.000%, 03/01/26.............................  1,870   2,306,533
South Carolina State (GO) Series A (ST AID WITHHLDG)
            5.000%, 10/01/23.............................  3,000   3,602,910
Spartanburg County (GO) (ST AID WITHHLDG)
            5.000%, 04/01/19.............................  1,210   1,301,379
                                                                 -----------
TOTAL SOUTH CAROLINA.....................................         21,367,806
                                                                 -----------

TENNESSEE -- (6.0%)
City of Kingsport (GO) Series A
            5.000%, 09/01/21.............................    510     584,746
Hamilton County (GO) Series B
            5.000%, 03/01/22.............................  2,000   2,333,920
Maury County (GO) Series B
            5.000%, 04/01/20.............................  1,205   1,334,875
Metropolitan Government of Nashville & Davidson County
 (GO)
            5.000%, 07/01/17.............................  1,610   1,620,900
            5.000%, 01/01/26.............................  7,165   8,757,994
(currency)  5.000%, 01/01/27.............................
            (Pre-refunded @ $100, 1/1/18)................    290     297,856
Metropolitan Government of Nashville & Davidson County
 (GO) Series C
            5.000%, 07/01/21.............................  5,000   5,722,850
Rutherford County (GO) Series B
            5.000%, 04/01/23.............................  4,085   4,862,784

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
TENNESSEE -- (Continued)
Shelby County (GO)
    5.000%, 04/01/25............................. $5,000 $ 6,088,350
Shelby County (GO) Series A
    5.000%, 04/01/20.............................  1,500   1,663,935
Sullivan County (GO) Series A
    5.000%, 04/01/21.............................  1,000   1,136,130
Sumner County (GO)
    5.000%, 06/01/21.............................    650     743,262
    5.000%, 12/01/21.............................    900   1,040,571
Washington County (GO) Series A
    4.000%, 06/01/26.............................  1,705   1,939,727
                                                         -----------
TOTAL TENNESSEE..................................         38,127,900
                                                         -----------

TEXAS -- (14.8%)
City of Arlington (GO)
    5.000%, 08/15/25.............................  1,000   1,216,010
City of Austin (GO)
    5.000%, 09/01/25.............................  2,305   2,829,019
City of Dallas (GO)
    5.000%, 02/15/19.............................  1,600   1,694,944
City of Dallas Waterworks & Sewer System Revenue
 (RB) Series A
    5.000%, 10/01/22.............................  9,000  10,529,100
City of Frisco (GO) Series A
    5.000%, 02/15/25.............................  2,000   2,384,320
City of Garland (GO) Series A
    5.000%, 02/15/24.............................    400     477,436
City of Houston (GO) Series A
    5.000%, 03/01/18.............................    300     310,245
City of Houston (RN)
    3.000%, 06/30/17.............................  2,200   2,207,546
City of Lubbock (GO)
    5.000%, 02/15/23.............................  4,000   4,702,360
City of San Antonio (GO)
    5.000%, 02/01/20.............................  2,500   2,761,400
    5.000%, 02/01/21.............................  2,200   2,498,232
City of San Antonio Electric & Gas Systems
 Revenue (RB)
    5.000%, 02/01/26.............................  2,850   3,476,487
City of San Antonio Electric & Gas Systems
 Revenue (RB) Series D
    5.000%, 02/01/19.............................    310     331,443
City of Sugar Land (GO)
    5.000%, 02/15/21.............................  1,050   1,189,629
Conroe Independent School District (GO) Series A
 (PSF-GTD)
    5.000%, 02/15/26.............................  8,710  10,632,297
Cypress-Fairbanks Independent School District
 (GO) (PSF-GTD)
    5.000%, 02/15/21.............................    800     907,968
Dallas County Community College District (GO)
    5.000%, 02/15/23.............................  7,965   9,387,549
El Paso Independent School District (GO)
 (PSF-GTD)
    5.000%, 08/15/24.............................  3,035   3,658,298

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
TEXAS -- (Continued)
Frisco Independent School District (GO) (PSF-GTD)
     5.000%, 08/15/20.............................. $2,460 $ 2,754,118
Highland Park Independent School District (GO)
     5.000%, 02/15/23..............................  3,120   3,696,077
Humble Independent School District (GO) Series A
 (PSF-GTD)
     2.000%, 02/15/19..............................    660     671,517
Pflugerville Independent School District (GO)
 (PSF-GTD)
     4.000%, 08/15/20..............................  2,000   2,166,260
Plano Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/24..............................  2,225   2,671,379
San Antonio Independent School District (GO)
 (PSF-GTD)
     5.000%, 02/15/20..............................  1,790   1,976,661
Texas State (GO)
     5.000%, 04/01/19..............................  1,150   1,236,618
     5.000%, 10/01/23..............................  4,200   5,021,520
Texas Transportation Commission State Highway
 Fund (RB)
     5.000%, 10/01/26..............................  2,400   2,952,336
University of Texas System (The) (RB) Series C
     5.000%, 08/15/19..............................    100     108,911
University of Texas System (The) (RB) Series J
     5.000%, 08/15/25..............................  7,500   9,164,625
Ysleta Independent School District (GO) Series A
 (PSF-GTD)
     5.000%, 08/15/20..............................    460     513,737
                                                           -----------
TOTAL TEXAS........................................         94,128,042
                                                           -----------

UTAH -- (1.7%)
City of American Fork (GO)
     5.000%, 05/01/26..............................  1,165   1,417,141
Jordan School District (GO) (SCH BD GTY)
     5.000%, 06/15/22..............................  3,050   3,568,896
Tooele County School District (GO) Series B (SCH
 BD GTY)
     5.000%, 06/01/22..............................    650     755,983
Utah State (GO)
     5.000%, 07/01/22..............................  1,500   1,761,405
Utah State (GO) Series C
     5.000%, 07/01/18..............................  1,400   1,466,136
     5.000%, 07/01/19..............................    900     976,158
Weber School District (GO) (SCH BD GTY)
     5.000%, 06/15/21..............................    650     744,965
                                                           -----------
TOTAL UTAH.........................................         10,690,684
                                                           -----------

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
VERMONT -- (0.2%)
Vermont State (GO) Series C
    4.000%, 08/15/23............................. $1,300 $ 1,489,969
                                                         -----------

VIRGINIA -- (5.7%)
Arlington County (GO) Series B
    5.000%, 08/15/22.............................  4,830   5,688,194
City of Lynchburg (GO)
    5.000%, 02/01/26.............................  1,930   2,361,123
City of Manassas (GO) Series C (ST AID WITHHLDG)
    5.000%, 07/01/21.............................  1,040   1,193,078
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/21.............................    900   1,022,130
City of Virginia Beach (GO) Series A
    4.000%, 08/01/17.............................    650     654,999
City of Virginia Beach (GO) Series B (ST AID
 WITHHLDG)
    5.000%, 09/15/24.............................  3,000   3,654,870
Fairfax County (GO) Series A (ST AID WITHHLDG)
    3.000%, 10/01/18.............................  4,000   4,115,200
    5.000%, 10/01/19.............................  4,000   4,373,160
    5.000%, 10/01/23.............................  4,775   5,741,078
Fairfax County (GO) Series B (ST AID WITHHLDG)
    5.000%, 10/01/18.............................    400     422,708
Loudoun County (GO) Series A
    5.000%, 12/01/21.............................  5,000   5,795,400
Virginia Public Building Authority (RB) Series C
    5.000%, 08/01/23.............................    600     716,034
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20.............................    200     225,860
                                                         -----------
TOTAL VIRGINIA...................................         35,963,834
                                                         -----------

WASHINGTON -- (6.0%)
City of Marysville Water & Sewer Revenue (RB)
    5.000%, 04/01/20.............................    175     193,331
City of Seattle Municipal Light & Power Revenue
 (RB) Series B
    5.000%, 04/01/24.............................  3,000   3,599,610
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/19.............................    190     207,119
City of Spokane (GO)
    5.000%, 12/01/25.............................  1,165   1,421,754
Clark County School District No. 119
 Battleground (GO) (SCH BD GTY)
    4.000%, 12/01/21.............................    510     565,723
King & Snohomish Counties School District
 No. 417 Northshore (GO) (SCH BD GTY)
    5.000%, 12/01/19.............................  2,825   3,096,652

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
WASHINGTON -- (Continued)
King County (GO) Series A
    5.000%, 07/01/20............................. $  700 $  783,181
    5.000%, 12/01/25.............................  1,830  2,234,924
King County School District No. 405 Bellevue
 (GO) (SCH BD GTY)
    5.000%, 12/01/24.............................  2,265  2,745,882
King County School District No. 414 Lake
 Washington (GO) (SCH BD GTY)
    5.000%, 12/01/22.............................    925  1,088,392
King County Sewer Revenue (RB) Series B
    5.000%, 07/01/22.............................  5,640  6,577,029
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/22.............................  2,080  2,448,618
Washington State (GO)
    5.000%, 07/01/17.............................  1,000  1,006,770
Washington State (GO) Series 2017-A
    5.000%, 08/01/26.............................  1,480  1,815,161
Washington State (GO) Series A
    5.000%, 08/01/21.............................    500    574,360
Washington State (GO) Series C
    5.000%, 02/01/25.............................  1,930  2,337,269
Washington State (GO) Series R-2012A
    5.000%, 07/01/19.............................  1,585  1,718,758
Washington State (GO) Series R-2012C
    4.000%, 07/01/21.............................    150    165,901
Washington State (GO) Series R-2013A
    5.000%, 07/01/20.............................  2,775  3,099,259
Washington State (GO) Series R-2015
    5.000%, 07/01/18.............................    650    680,706

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
WASHINGTON -- (Continued)
Washington State (GO) Series R-2015A
    5.000%, 07/01/20............................. $1,560 $  1,742,286
                                                         ------------
TOTAL WASHINGTON.................................          38,102,685
                                                         ------------

WISCONSIN -- (4.3%)
City of Janesville (GO)
    3.000%, 03/01/24.............................  1,245    1,331,465
City of Milwaukee (GO)
    5.000%, 05/01/20.............................  2,370    2,628,188
City of Milwaukee (GO) Series N1
    5.000%, 02/01/19.............................    100      106,881
City of Milwaukee (GO) Series N2
    4.000%, 03/01/24.............................  6,500    7,347,860
City of Oshkosh (GO) Series B
    3.000%, 12/01/23.............................    650      694,011
Germantown School District (GO) Series A
    5.000%, 04/01/27.............................  2,200    2,712,754
Oregon School District (GO)
    3.000%, 03/01/21.............................  1,900    2,010,713
Wisconsin State (GO) Series 1
    5.000%, 11/01/24.............................  4,025    4,899,029
Wisconsin State (GO) Series 2
    5.000%, 11/01/20.............................    800      902,848
    5.000%, 11/01/22.............................    600      707,928
Wisconsin State (GO) Series B
    5.000%, 05/01/21.............................  3,405    3,892,426
                                                         ------------
TOTAL WISCONSIN..................................          27,234,103
                                                         ------------
TOTAL MUNICIPAL BONDS............................         634,116,738
                                                         ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $634,481,663)............................         $634,116,738
                                                         ============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                   -----------------------------------------
                   LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                   ------- ------------ ------- ------------
Municipal Bonds...   --    $634,116,738   --    $634,116,738
Swap Agreements**.   --      10,740,930   --      10,740,930
                     --    ------------   --    ------------
TOTAL.............   --    $644,857,668   --    $644,857,668
                     ==    ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                         DFA MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.8%)
Alabama State (GO) Series A
    5.000%, 08/01/20............................. $  200 $  223,838
    5.000%, 08/01/21.............................  1,000  1,148,270
    5.000%, 08/01/23.............................    300    358,605
Baldwin County (GO)
    4.000%, 05/01/20.............................    610    658,404
                                                         ----------
TOTAL ALABAMA....................................         2,389,117
                                                         ----------

ALASKA -- (0.6%)
Alaska State (GO) Series B
    5.000%, 08/01/20.............................    290    323,092
Borough of Fairbanks North Star (GO) Series S
    4.000%, 10/01/21.............................    560    617,517
City of Anchorage (GO) Series A
    3.000%, 09/01/22.............................    765    815,842
                                                         ----------
TOTAL ALASKA.....................................         1,756,451
                                                         ----------

ARIZONA -- (0.6%)
City of Chandler (GO)
    3.000%, 07/01/20.............................    550    581,141
City of Phoenix (GO)
    4.000%, 07/01/21.............................    500    553,220
Maricopa County School District No. 3 Tempe
 Elementary (GO)
    3.000%, 07/01/21.............................    550    583,380
                                                         ----------
TOTAL ARIZONA....................................         1,717,741
                                                         ----------

ARKANSAS -- (1.1%)
Arkansas State (GO)
    5.000%, 04/01/21.............................    400    457,408
    5.000%, 06/15/21.............................  1,250  1,436,963
    5.000%, 04/01/22.............................  1,110  1,296,702
                                                         ----------
TOTAL ARKANSAS...................................         3,191,073
                                                         ----------

COLORADO -- (1.9%)
City & County of Denver (GO) Series A
    5.000%, 08/01/17.............................    125    126,275
Denver City & County School District No. 1 (GO)
 Series B (ST AID WITHHLDG)
    5.000%, 12/01/24.............................    550    669,795
Pueblo City Schools (GO) (ST AID WITHHLDG)
    5.000%, 12/15/20.............................    550    619,580
Weld County School District No. RE-4 (GO) (ST
 INTERCEPT)
    4.000%, 12/01/22.............................  1,140  1,282,831
    5.000%, 12/01/24.............................  2,280  2,762,266
                                                         ----------
TOTAL COLORADO...................................         5,460,747
                                                         ----------

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)

CONNECTICUT -- (0.4%)
Connecticut State (GO) Series E
    4.000%, 09/15/20............................. $  550 $  593,087
Hartford County Metropolitan District (GO)
    5.000%, 03/01/19.............................    600    641,424
                                                         ----------
TOTAL CONNECTICUT................................         1,234,511
                                                         ----------

DELAWARE -- (0.8%)
Kent County (GO)
    4.000%, 09/01/24.............................    415    469,187
New Castle County (GO)
    5.000%, 10/01/23.............................  1,600  1,920,480
                                                         ----------
TOTAL DELAWARE...................................         2,389,667
                                                         ----------

DISTRICT OF COLUMBIA -- (0.6%)
District of Columbia (GO) Series B (AGM)
    5.250%, 06/01/18.............................  1,300  1,360,658
Washington Metropolitan Area Transit Authority
 (RB) Series A
    4.000%, 07/01/17.............................    450    452,228
                                                         ----------
TOTAL DISTRICT OF COLUMBIA.......................         1,812,886
                                                         ----------

FLORIDA -- (4.2%)
City of Port State Lucie (GO)
    5.000%, 07/01/20.............................    420    467,137
Flagler County (GO) (BAM)
    5.000%, 07/01/22.............................    465    538,014
Florida State Board of Education (GO) Series A
    5.000%, 06/01/18.............................    725    756,806
    5.000%, 06/01/19.............................    100    108,075
    5.000%, 06/01/24.............................    350    424,371
Florida State Board of Education (GO) Series B
    5.000%, 06/01/17.............................  1,200  1,203,936
Florida State Board of Education (GO) Series C
    5.000%, 06/01/17.............................  1,090  1,093,575
Florida's Turnpike Enterprise (RB) Series B
    5.000%, 07/01/19.............................  1,135  1,230,783
Miami-Dade County (GO) Series D
    5.000%, 07/01/20.............................  2,000  2,229,080
Orange County Water Utility System Revenue (RB)
    5.000%, 10/01/21.............................    525    606,055
Palm Beach County (RB)
    5.000%, 11/01/23.............................    810    968,201

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
FLORIDA -- (Continued|)
School Board of Miami-Dade County (The) (CP) Series A
 (NATL-RE)
(currency)  5.000%, 05/01/18
            (Pre-refunded
            @ $100, 5/1/17).............................. $2,690 $ 2,690,000
                                                                 -----------
TOTAL FLORIDA............................................         12,316,033
                                                                 -----------

GEORGIA -- (2.7%)
Columbia County School District (GO) (ST AID WITHHLDG)
            5.000%, 04/01/20.............................  1,305   1,445,653
Georgia State (GO) Series C
            5.000%, 07/01/19.............................  2,000   2,169,680
Georgia State Road & Tollway Authority (RB) (GTD)
            5.000%, 10/01/23.............................  3,455   4,158,680
                                                                 -----------
TOTAL GEORGIA............................................          7,774,013
                                                                 -----------

HAWAII -- (2.2%)
City & County of Honolulu (GO) Series B
            5.000%, 10/01/23.............................    150     179,541
            5.000%, 10/01/25.............................    725     886,943
Hawaii County (GO) Series B
            5.000%, 09/01/18.............................    420     442,327
Hawaii County (GO) Series D
            5.000%, 09/01/20.............................  1,375   1,542,049
Hawaii State (GO) Series DQ
            5.000%, 06/01/19.............................    300     324,354
Hawaii State (GO) Series EE
            5.000%, 11/01/20.............................  1,300   1,466,179
Maui County (GO)
            5.000%, 06/01/18.............................  1,560   1,628,094
                                                                 -----------
TOTAL HAWAII.............................................          6,469,487
                                                                 -----------

INDIANA -- (1.1%)
Indiana University (RB) Series A
            5.000%, 06/01/21.............................  2,755   3,150,287
                                                                 -----------

IOWA -- (1.5%)
City of Davenport (GO) Series C
            4.000%, 06/01/24.............................  1,410   1,603,212
Iowa Finance Authority (RB)
(currency)  5.000%, 08/01/20
            (Pre-refunded
            @ $100, 8/1/19)..............................    500     543,340
State of Iowa (RB) Series A (ETM)
            5.000%, 06/01/18.............................  1,115   1,164,038
Urbandale Community School District (GO)
            1.200%, 06/01/17.............................  1,035   1,035,269
                                                                 -----------
TOTAL IOWA...............................................          4,345,859
                                                                 -----------

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
KANSAS -- (1.9%)
City of Wichita (GO) Series 811
            5.000%, 06/01/22............................. $  550 $  640,552
Johnson County (GO) Series B
            5.000%, 09/01/22.............................    650    764,602
Johnson County Unified School District No. 229 Blue
 Valley (GO) Series B
            5.000%, 10/01/23.............................    750    900,727
Kansas State Department of Transportation (RB) Series A
            5.000%, 09/01/17.............................  1,000  1,013,540
Saline County Unified School District No. 305 Salina (GO)
            5.000%, 09/01/20.............................  1,900  2,126,214
                                                                 ----------
TOTAL KANSAS.............................................         5,445,635
                                                                 ----------

KENTUCKY -- (3.1%)
Kentucky State Economic Development Finance Authority
 (RB) Series A
(currency)  5.000%, 05/01/24
            (Pre-refunded
            @ $100, 5/1/19)..............................  2,300  2,478,848
Louisville & Jefferson County (GO) Series E
            5.000%, 12/01/17.............................  1,065  1,090,411
Louisville & Jefferson County (RB)
(currency)  5.000%, 12/01/35
            (Pre-refunded
            @ $100, 6/1/22)..............................  2,200  2,573,912
Louisville & Jefferson County Metropolitan Sewer
 District (RB) Series C
            5.000%, 05/15/23.............................  1,850  2,184,702
Louisville Water Co. (RB) Series A
            4.000%, 11/15/21.............................    800    890,304
                                                                 ----------
TOTAL KENTUCKY...........................................         9,218,177
                                                                 ----------

LOUISIANA -- (0.2%)
Louisiana State (GO) Series C
            5.000%, 08/01/23.............................    500    587,305
                                                                 ----------

MARYLAND -- (3.7%)
Anne Arundel County (GO)
            5.000%, 10/01/20.............................    500    563,130
Baltimore County (GO)
            5.000%, 08/01/20.............................    750    841,177
            5.000%, 08/01/22.............................    600    706,182
Carroll County (GO)
            5.000%, 11/01/21.............................    550    635,437
Harford County (GO)
            5.000%, 09/15/17.............................  1,205  1,223,208
Harford County (GO) Series A
            5.000%, 09/15/20.............................    570    641,655

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
MARYLAND -- (Continued)
Maryland State (GO) Series B
     4.000%, 08/01/23.............................. $  850 $   969,671
Maryland State (GO) Series C
     5.000%, 11/01/19..............................    915   1,003,755
     5.000%, 08/01/20..............................    700     785,099
Maryland State (GO) Series C-2
     5.000%, 08/01/22..............................  1,000   1,176,420
Montgomery County (GO) Series B
     5.000%, 12/01/21..............................    350     406,014
Washington Suburban Sanitary Commission (GO)
     5.000%, 06/01/24..............................    655     797,096
Worcester County (GO) Series B
     4.000%, 08/01/21..............................  1,000   1,108,070
                                                           -----------
TOTAL MARYLAND.....................................         10,856,914
                                                           -----------

MASSACHUSETTS -- (4.0%)
City of Everett (GO)
     4.000%, 02/15/18..............................  1,895   1,941,484
City of Lowell (GO) (ST AID WITHHLDG)
     4.000%, 09/01/23..............................    250     282,270
City of Springfield (GO) Series C (ST AID
 WITHHLDG)
     4.000%, 08/01/23..............................    285     322,050
Commonwealth of Massachusetts (GO) Series A
     5.000%, 03/01/18..............................  2,500   2,585,150
     5.000%, 07/01/26..............................  1,250   1,533,113
Commonwealth of Massachusetts (GO) Series B (AGM)
     5.250%, 09/01/24..............................    400     491,556
Commonwealth of Massachusetts (GO) Series C
     5.000%, 08/01/20..............................    100     112,089
     5.000%, 10/01/21..............................  1,750   2,019,378
Tantasqua Regional School District (GO)
     5.000%, 10/01/19..............................  1,360   1,485,174
Town of Holbrook (GO)
     5.000%, 12/01/21..............................    755     869,669
                                                           -----------
TOTAL MASSACHUSETTS................................         11,641,933
                                                           -----------

MICHIGAN -- (1.3%)
Michigan State Trunk Line Revenue (RB)
     5.000%, 11/15/17..............................  1,055   1,078,643
     5.000%, 11/15/18..............................  2,515   2,670,477
                                                           -----------
TOTAL MICHIGAN.....................................          3,749,120
                                                           -----------

MINNESOTA -- (3.5%)
Bloomington Independent School District No. 271
 (GO) Series A (SD CRED PROG)
     5.000%, 02/01/21..............................  1,100   1,246,960

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MINNESOTA -- (Continued)
Elk River Independent School District No. 728
 (GO) Series A (SD CRED PROG)
    5.000%, 02/01/21............................. $  520 $   590,491
Elk River Independent School District No. 728
 (GO) Series C (SD CRED PROG)
    5.000%, 02/01/21.............................  3,000   3,406,680
Lakeville Independent School District No.194
 (GO) Series D (SD CRED PROG)
    5.000%, 02/01/18.............................  1,780   1,834,539
Minnesota State (GO) Series B
    5.000%, 10/01/19.............................    600     656,274
Minnesota State (GO) Series E
    5.000%, 08/01/22.............................    760     893,236
State Paul Independent School District No. 625
 (GO) Series B (SD CRED PROG)
    5.000%, 02/01/21.............................  1,425   1,618,173
                                                         -----------
TOTAL MINNESOTA..................................         10,246,353
                                                         -----------

MISSISSIPPI -- (0.5%)
Mississippi State (GO) Series C
    5.000%, 10/01/18.............................    825     871,835
    5.000%, 10/01/20.............................    500     561,345
                                                         -----------
TOTAL MISSISSIPPI................................          1,433,180
                                                         -----------

MISSOURI -- (1.3%)
City of O'Fallon (GO)
    5.000%, 03/01/18.............................    965     997,955
Missouri State (GO) Series A
    4.000%, 10/01/17.............................  2,900   2,937,874
                                                         -----------
TOTAL MISSOURI...................................          3,935,829
                                                         -----------

NEBRASKA -- (0.5%)
Lancaster County School District 001 (GO)
    5.000%, 01/15/21.............................    700     793,793
Metropolitan Utilities District of Omaha (RB)
    5.000%, 12/01/20.............................    300     338,340
Southern Public Power District (RB)
    5.000%, 12/15/21.............................    400     459,516
                                                         -----------
TOTAL NEBRASKA...................................          1,591,649
                                                         -----------

NEVADA -- (1.9%)
Clark County School District (GO) Series A
    5.000%, 06/15/21.............................  1,250   1,419,175
Nevada State (GO) Series C
    5.000%, 11/01/24.............................    450     544,918
Nevada State (GO) Series D-1
    5.000%, 03/01/22.............................    250     289,840

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NEVADA -- (Continued)
Nevada State (RB)
            5.000%, 12/01/17............................. $1,550 $1,586,983
Nevada State Highway Improvement Revenue (RB)
            4.000%, 12/01/17.............................  1,000  1,017,990
Washoe County School District (GO) Series A
            3.000%, 06/01/19.............................    550    570,482
                                                                 ----------
TOTAL NEVADA.............................................         5,429,388
                                                                 ----------

NEW HAMPSHIRE -- (0.6%)
City of Dover (GO)
            3.000%, 06/15/20.............................    610    641,568
City of Nashua (GO)
            4.000%, 07/15/24.............................    770    874,427
New Hampshire State (GO) Series B
            5.000%, 06/01/19.............................    250    270,350
                                                                 ----------
TOTAL NEW HAMPSHIRE......................................         1,786,345
                                                                 ----------

NEW MEXICO -- (0.7%)
New Mexico State (GO)
            5.000%, 03/01/21.............................  1,000  1,140,120
Santa Fe County (GO)
            5.000%, 07/01/22.............................    710    829,876
                                                                 ----------
TOTAL NEW MEXICO.........................................         1,969,996
                                                                 ----------

NEW YORK -- (6.2%)
Albany County (GO) (BAN)
            2.000%, 05/25/17.............................  1,100  1,100,880
City of New York (GO) Series 1
            3.000%, 08/01/17.............................  1,950  1,960,140
City of New York (GO) Series A
            5.000%, 08/01/24.............................    100    120,510
City of New York (GO) Series B
            5.000%, 08/01/19.............................    100    108,621
City of New York (GO) Series E
            5.000%, 08/01/19.............................    250    271,553
            5.000%, 08/01/21.............................    265    303,820
City of New York (GO) Series F
            5.000%, 08/01/21.............................    450    515,920
City of New York (GO) Series F-1
            5.000%, 06/01/21.............................    825    942,307
Metropolitan Transportation Authority (RB) Series B
(currency)  5.000%, 11/15/20
            (Pre-refunded
            @ $100, 11/15/17)............................    370    378,251
Metropolitan Transportation Authority (RB) Series C
            4.000%, 11/15/17.............................  1,450  1,474,331
Middle Country Central School District (GO) (ST AID
 WITHHLDG)
            2.000%, 08/15/21.............................    400    407,428

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NEW YORK -- (Continued)
Middletown City School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/20............................. $  760 $   774,090
New York City Transitional Finance Authority Future Tax
 Secured Revenue (RB) Series G (ETM)
            5.000%, 11/01/17.............................    800     816,344
New York State Dormitory Authority (RB) (NATL-RE)
(currency)  5.000%, 07/01/27
            (Pre-refunded
            @ $100, 7/1/17)..............................    330     332,211
New York State Dormitory Authority (RB) Series A
            5.000%, 02/15/18.............................    150     154,860
            5.000%, 03/15/19.............................    350     375,823
            5.000%, 03/15/21.............................  1,000   1,140,290
            5.000%, 03/15/23.............................    600     713,418
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/22.............................    800     928,760
            5.000%, 02/15/24.............................    300     360,186
New York State Dormitory Authority (RB) Series C
            5.000%, 03/15/19.............................    250     268,445
New York State Environmental Facilities Corp. (RB)
 Series A
            5.000%, 12/15/17.............................    170     174,350
New York State Thruway Authority (RB) Series A
            5.000%, 03/15/18.............................    350     362,513
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/20.............................    810     897,925
            5.000%, 03/15/25.............................    500     605,435
North Shore Central School District (GO) (ST AID
 WITHHLDG)
            2.000%, 12/15/23.............................    315     320,097
Riverhead Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/15/22.............................    540     548,678
Town of Brookhaven (GO) Series A
            3.000%, 02/01/18.............................    650     660,341
Town of Hempstead (GO) Series A
            4.000%, 04/15/18.............................    650     669,012
Triborough Bridge & Tunnel Authority (RB) Series B
            5.000%, 11/15/18.............................    325     345,040
                                                                 -----------
TOTAL NEW YORK...........................................         18,031,579
                                                                 -----------

NORTH CAROLINA -- (4.9%)
City of Charlotte (RB)
            5.000%, 07/01/17.............................  2,250   2,265,120
City of Charlotte Water & Sewer System Revenue (RB)
            5.000%, 07/01/19.............................  3,000   3,253,860

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NORTH CAROLINA -- (Continued)
New Hanover County (GO)
            5.000%, 02/01/23............................. $1,550 $ 1,843,725
North Carolina Eastern Municipal Power Agency (RB)
 Series B (NATL-IBC) (ETM)
            6.000%, 01/01/22.............................  1,725   2,077,469
North Carolina Medical Care Commission (RB) Series D
(currency)  6.250%, 12/01/33
            (Pre-refunded
            @ $100, 12/1/18).............................  1,000   1,081,310
North Carolina State (GO) Series B
            5.000%, 06/01/25.............................  1,405   1,727,349
North Carolina State (GO) Series D
            4.000%, 06/01/23.............................    350     398,678
Wake County (GO)
            5.000%, 03/01/19.............................    160     171,621
            5.000%, 09/01/21.............................  1,300   1,499,381
                                                                 -----------
TOTAL NORTH CAROLINA.....................................         14,318,513
                                                                 -----------

NORTH DAKOTA -- (0.7%)
City of West Fargo (GO) Series A
            5.000%, 05/01/24.............................  1,150   1,357,690
North Dakota State University of Agriculture & Applied
 Science (RB) Series A
            5.000%, 04/01/21.............................    500     564,805
                                                                 -----------
TOTAL NORTH DAKOTA.......................................          1,922,495
                                                                 -----------

OHIO -- (3.0%)
City of Columbus (GO) Series A
            3.000%, 07/01/22.............................    835     895,679
City of Columbus (GO) Series B
            5.000%, 02/15/23.............................    475     563,284
Hamilton County Sewer System Revenue (RB) Series A
            5.000%, 12/01/21.............................    500     577,135
Ohio State (GO) Series A
            5.000%, 09/15/21.............................    800     921,568
            5.000%, 08/01/22.............................  1,000   1,173,110
            5.000%, 09/15/22.............................    750     882,315
Ohio State (GO) Series B
            5.000%, 06/15/22.............................    450     526,802
Ohio State (GO) Series C
            2.000%, 11/01/17.............................  1,500   1,508,715
Ohio State Water Development Authority (RB) Series A
            5.000%, 06/01/21.............................  1,550   1,773,711
                                                                 -----------
TOTAL OHIO...............................................          8,822,319
                                                                 -----------

OKLAHOMA -- (0.5%)
City of Tulsa (GO)
            4.000%, 03/01/18.............................  1,500   1,538,745
                                                                 -----------

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
OREGON -- (1.4%)
City of McMinnville (GO)
    5.000%, 02/01/22............................. $  290 $  335,014
City of Portland Water System Revenue (RB)
 Series A
    5.000%, 04/01/21.............................  1,250  1,427,337
Lane County School District No. 4J Eugene (GO)
 (SCH BD GTY)
    3.000%, 06/15/25.............................    940  1,004,992
Oregon State (GO) Series E
    5.000%, 08/01/21.............................    410    471,340
Oregon State (GO) Series F
    3.000%, 05/01/20.............................    750    790,268
Oregon State (GO) Series L
    5.000%, 11/01/19.............................    200    219,192
                                                         ----------
TOTAL OREGON.....................................         4,248,143
                                                         ----------

PENNSYLVANIA -- (0.4%)
Berks County (GO)
    5.000%, 11/15/22.............................    445    521,981
Commonwealth of Pennsylvania (GO) Series 1
    5.000%, 07/01/21.............................    550    623,788
                                                         ----------
TOTAL PENNSYLVANIA...............................         1,145,769
                                                         ----------

RHODE ISLAND -- (1.6%)
Rhode Island State (GO) Series A
    5.000%, 08/01/19.............................  1,800  1,953,504
Rhode Island State (GO) Series C
    5.000%, 08/01/17.............................  2,780  2,807,856
                                                         ----------
TOTAL RHODE ISLAND...............................         4,761,360
                                                         ----------

SOUTH CAROLINA -- (1.9%)
Aiken County Consolidated School District (GO)
 Series A (SCSDE)
    5.000%, 03/01/20.............................    770    852,013
Anderson County School District No. 4 (GO)
 Series A (SCSDE)
    5.000%, 03/01/21.............................    500    567,850
City of North Charleston (GO) (ST AID WITHHLDG)
    5.000%, 06/01/21.............................    500    571,310
Clemson University (RB) Series B
    5.000%, 05/01/25.............................    750    914,227
Lexington & Richland School District No. 5 (GO)
 (SCSDE)
    5.000%, 03/01/19.............................  1,440  1,543,507
Richland County School District No. 2 (GO)
 (SCSDE)
    5.000%, 03/01/20.............................    500    552,810
Richland County School District No. 2 (GO)
 Series A (SCSDE)
    5.000%, 02/01/20.............................    600    661,878
                                                         ----------
TOTAL SOUTH CAROLINA.............................         5,663,595
                                                         ----------

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
TENNESSEE -- (5.6%)
Blount County (GO) Series B
            5.000%, 06/01/22............................. $2,635 $ 3,070,223
City of Clarksville Water Sewer & Gas Revenue (RB)
            5.000%, 02/01/20.............................    565     622,619
City of Knoxville Wastewater System Revenue (RB) Series A
            5.000%, 04/01/19.............................  1,825   1,961,382
City of Knoxville Wastewater System Revenue (RB) Series B
            4.000%, 04/01/22.............................    310     345,467
City of Memphis (GO) Series A
            5.000%, 04/01/25.............................  1,250   1,516,987
Hamilton County (GO) Series B
            5.000%, 03/01/22.............................  1,735   2,024,676
Metropolitan Government of Nashville & Davidson County
 (GO)
            5.000%, 07/01/22.............................    650     758,693
Metropolitan Government of Nashville & Davidson County
 (GO) Series A
(currency)  5.000%, 07/01/25
            (Pre-refunded
            @ $100, 7/1/20)..............................  3,000   3,346,590
Sullivan County (GO) Series A
            5.000%, 04/01/21.............................    450     511,258
Sumner County (GO)
            5.000%, 12/01/21.............................    230     265,924
            5.000%, 12/01/22.............................    640     752,672
Town of Collierville (GO) Series A
            5.000%, 01/01/21.............................  1,095   1,238,544
                                                                 -----------
TOTAL TENNESSEE..........................................         16,415,035
                                                                 -----------

TEXAS -- (12.3%)
Bexar County (GO)
            5.000%, 06/15/20.............................    500     556,805
            5.000%, 06/15/21.............................  1,275   1,457,427
City of Dallas (GO) Series A
            5.000%, 02/15/21.............................    500     554,380
City of Fort Worth Water & Sewer System (RB)
            5.000%, 02/15/19.............................    180     192,692
City of Garland (GO) Series A
            5.000%, 02/15/24.............................    200     238,718
City of Houston Combined Utility System Revenue (RB)
 (ASSURED GTY)
(currency)  5.375%, 11/15/38
            (Pre-refunded
            @ $100, 5/15/19).............................  5,000   5,428,600
City of Irving (GO) Series A
            5.000%, 09/15/18.............................    710     748,944
City of San Antonio Electric & Gas Systems Revenue (RB)
            5.000%, 02/01/21.............................    700     793,520
            5.000%, 02/01/22.............................  2,025   2,349,365

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
TEXAS -- (Continued)
Cypress-Fairbanks Independent School District
 (GO) (PSF-GTD)
    5.000%, 02/15/21............................. $  790 $  896,618
El Paso Independent School District (GO)
 (PSF-GTD)
    5.000%, 08/15/24.............................    500    602,685
Fort Worth Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/26.............................    445    544,008
Grapevine-Colleyville Independent School
 District (GO) (PSF-GTD)
    2.000%, 08/15/19.............................  1,500  1,527,960
Harris County (GO) Series A
    5.000%, 10/01/19.............................  1,000  1,091,530
Highland Park Independent School District (GO)
    5.000%, 02/15/23.............................  2,000  2,369,280
Highland Park Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/20.............................  1,500  1,655,985
Houston Independent School District (GO) Series
 A (PSF-GTD)
    5.000%, 02/15/26.............................    750    917,535
Humble Independent School District (GO) Series B
 (PSF-GTD)
    5.000%, 02/15/20.............................  1,000  1,105,730
Katy Independent School District (GO) Series A
 (PSF-GTD)
    5.000%, 02/15/20.............................    750    828,210
    5.000%, 02/15/21.............................    400    454,300
Northwest Independent School District (GO)
 Series A (PSF-GTD)
    5.000%, 02/15/24.............................  1,000  1,201,330
Permanent University Fund - University of Texas
 System (RB) Series B
    5.000%, 07/01/20.............................  2,875  3,211,892
San Antonio Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/20.............................    400    441,712
Texas State (GO)
    5.000%, 04/01/19.............................    250    268,830
    5.000%, 10/01/23.............................    375    448,350
Texas State (GO) Series A
    5.000%, 10/01/21.............................  1,300  1,498,900
    5.000%, 10/01/25.............................    845  1,031,559
Texas Transportation Commission State Highway
 Fund (RB) Series A
    5.000%, 10/01/19.............................  1,000  1,092,040
University of Texas System (The) (RB) Series A
    5.250%, 08/15/18.............................    800    844,184
University of Texas System (The) (RB) Series D
    5.000%, 08/15/21.............................    615    707,551

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
TEXAS -- (Continued)
Wylie Independent School District (GO) Series C
 (PSF-GTD)
    6.750%, 08/15/18............................. $1,000 $ 1,074,060
                                                         -----------
TOTAL TEXAS......................................         36,134,700
                                                         -----------

UTAH -- (1.6%)
Alpine School District (GO) (SCH BD GTY)
    5.000%, 03/15/21.............................    550     627,610
Central Utah Water Conservancy District (RB)
 Series A
    5.000%, 10/01/20.............................    450     504,891
Snyderville Basin Special Recreation District
 (GO) Series B
    4.000%, 12/15/20.............................    540     590,539
Utah State (GO)
    5.000%, 07/01/22.............................    800     939,416
Utah State (GO) Series C
    5.000%, 07/01/17.............................    420     422,822
    5.000%, 07/01/18.............................  1,650   1,727,946
                                                         -----------
TOTAL UTAH.......................................          4,813,224
                                                         -----------

VERMONT -- (0.4%)
Vermont State (GO) Series B
    5.000%, 08/15/23.............................  1,000   1,205,770
                                                         -----------

VIRGINIA -- (2.1%)
City of Hampton (GO) Series B (ST AID WITHHLDG)
    5.000%, 09/01/21.............................    840     964,631
    5.000%, 09/01/22.............................    475     556,890
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/20.............................  1,635   1,807,214
Loudoun County (GO) Series B (ST AID WITHHLDG)
    5.000%, 12/01/20.............................    550     621,940
Pittsylvania County (GO) (ST AID WITHHLDG)
    5.000%, 02/01/21.............................  1,830   2,068,760
                                                         -----------
TOTAL VIRGINIA...................................          6,019,435
                                                         -----------

WASHINGTON -- (9.0%)
City of Marysville Water & Sewer Revenue (RB)
    5.000%, 04/01/20.............................    755     834,086
City of Seattle Drainage & Wastewater Revenue
 (RB)
    5.000%, 09/01/20.............................  1,500   1,684,860
    5.000%, 04/01/21.............................    445     507,402
City of Seattle Municipal Light & Power Revenue
 (RB)
    5.000%, 09/01/20.............................    650     729,424
County of Kitsap WA (GO)
    5.000%, 06/01/21.............................  1,455   1,655,688

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
WASHINGTON -- (Continued)
King County (GO) Series A
    5.000%, 07/01/20............................. $  265 $   296,490
King County (GO) Series E
    5.000%, 12/01/17.............................  1,000   1,023,980
King County School District No. 405 Bellevue
 (GO) Series A (SCH BD GTY)
    5.000%, 12/01/18.............................    500     531,390
    5.000%, 12/01/20.............................  1,350   1,524,056
King County School District No. 411 Issaquah
 (GO) (SCH BD GTY)
    5.000%, 12/01/23.............................  1,440   1,734,538
King County School District No. 414 Lake
 Washington (GO) (SCH BD GTY)
    5.000%, 12/01/22.............................  2,000   2,353,280
King County Sewer Revenue (RB)
    5.000%, 01/01/21.............................    585     661,910
Pierce County School District No.10 Tacoma (GO)
 (SCH BD GTY)
    5.000%, 12/01/18.............................    500     531,310
Snohomish County Public Utility District No. 1
 (RB)
    5.000%, 12/01/18.............................    895     950,454
Snohomish County School District No. 6 Mukilteo
 (GO) (SCH BD GTY)
    5.000%, 12/01/25.............................  2,000   2,439,040
Spokane County (GO)
    5.000%, 12/01/20.............................    450     505,328
Tacoma Metropolitan Park District (GO) Series B
    5.000%, 12/01/21.............................    350     403,995
Washington State (GO) Series 2013A
    5.000%, 08/01/21.............................    200     229,744
Washington State (GO) Series 2017-A
    5.000%, 08/01/26.............................  1,675   2,054,320
Washington State (GO) Series A-1
    5.000%, 08/01/21.............................    800     918,976
Washington State (GO) Series B
    4.000%, 07/01/18.............................  1,000   1,035,720
    5.000%, 07/01/20.............................    325     362,976
    5.000%, 07/01/25.............................    475     578,203
Washington State (GO) Series R-2012C
    4.000%, 07/01/21.............................    100     110,601
Washington State (GO) Series R-2013A
    5.000%, 07/01/21.............................  1,520   1,742,406
Washington State (GO) Series R-2015E
    5.000%, 07/01/18.............................  1,005   1,052,476
                                                         -----------
TOTAL WASHINGTON.................................         26,452,653
                                                         -----------

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
WEST VIRGINIA -- (1.0%)
Jefferson County Board of Education (GO) (WV BD
 COMM)
    4.000%, 05/01/20............................. $  250 $  268,388
West Virginia State (GO)
    4.000%, 11/01/20.............................  1,975  2,155,179
West Virginia State (GO) Series A
    5.000%, 06/01/19.............................    550    593,582
                                                         ----------
TOTAL WEST VIRGINIA..............................         3,017,149
                                                         ----------

WISCONSIN -- (5.7%)
City of Janesville (GO)
    3.000%, 03/01/24.............................  2,000  2,138,900
City of Madison Water Utility Revenue (RB)
    5.000%, 01/01/21.............................  1,000  1,127,260
City of Milwaukee (GO)
    5.000%, 05/01/17.............................  1,000  1,000,000
City of Milwaukee (GO) Series N3
    5.000%, 05/15/20.............................  1,000  1,110,330
Milwaukee County (GO) Series E
    2.000%, 12/01/20.............................  1,060  1,082,111
Oak Creek Franklin Joint School District (GO)
 Series B
    3.000%, 04/01/20.............................    630    660,681

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
WISCONSIN -- (Continued)
Wisconsin Health & Educational Facilities Authority (RB)
 Series A
(currency)  5.250%, 12/01/35
            (Pre-refunded
            @ $100, 12/3/18)............................. $2,500 $  2,662,800
Wisconsin State (GO) Series 1
            5.000%, 05/01/19.............................    500      539,085
Wisconsin State (GO) Series 1 (AMBAC)
            5.000%, 05/01/19.............................  1,310    1,412,403
Wisconsin State (GO) Series 2
            5.000%, 11/01/20.............................    600      677,136
            5.000%, 11/01/22.............................  1,400    1,651,832
Wisconsin State (GO) Series 3
            5.000%, 11/01/22.............................  1,800    2,123,784
Wisconsin State (GO) Series B
            5.000%, 05/01/21.............................    400      457,260
                                                                 ------------
TOTAL WISCONSIN..........................................          16,643,582
                                                                 ------------
TOTAL MUNICIPAL BONDS....................................         293,053,762
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $291,553,946)....................................         $293,053,762
                                                                 ============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                            -----------------------------------------
                            LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                            ------- ------------ ------- ------------
           Municipal Bonds.   --    $293,053,762   --    $293,053,762
                              --    ------------   --    ------------
           TOTAL...........   --    $293,053,762   --    $293,053,762
                              ==    ============   ==    ============

                See accompanying Notes to Financial Statements.

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.9%)
Alabama State (GO) Series A
    5.000%, 08/01/19............................. $ 4,500 $ 4,892,130
    5.000%, 08/01/20.............................   5,495   6,149,949
    5.000%, 08/01/21.............................   1,450   1,664,992
    5.000%, 08/01/21.............................   6,030   6,924,068
                                                          -----------
TOTAL ALABAMA....................................          19,631,139
                                                          -----------

ALASKA -- (0.9%)
Alaska State (GO) Series B
    5.000%, 08/01/20.............................   3,920   4,367,311
City of Anchorage (GO) (TAN)
    2.000%, 09/15/17.............................  15,000  15,060,600
                                                          -----------
TOTAL ALASKA.....................................          19,427,911
                                                          -----------

ARIZONA -- (1.5%)
Arizona State Transportation Board (RB)
    5.000%, 07/01/17.............................   2,105   2,119,103
    5.000%, 07/01/18.............................   5,050   5,286,744
    5.000%, 07/01/20.............................   5,000   5,582,600
City of Phoenix (GO)
    4.000%, 07/01/20.............................   1,085   1,178,950
    4.000%, 07/01/21.............................   5,970   6,605,447
Madison Elementary School District No. 38 (GO)
 Series A
    2.000%, 07/01/20.............................   1,400   1,430,240
Maricopa County Community College District (GO)
    4.000%, 07/01/18.............................   2,210   2,288,411
    3.000%, 07/01/20.............................   6,505   6,869,150
Maricopa County School District No. 3 Tempe
 Elementary (GO)
    3.000%, 07/01/21.............................   1,410   1,495,573
                                                          -----------
TOTAL ARIZONA....................................          32,856,218
                                                          -----------

ARKANSAS -- (1.7%)
Arkansas State (GO)
    5.000%, 04/01/18.............................   6,890   7,145,068
    5.000%, 04/01/19.............................   7,240   7,775,326
    5.000%, 04/01/21.............................   4,300   4,917,136
    5.000%, 04/01/21.............................   6,495   7,427,162
    5.000%, 06/15/21.............................   8,730  10,035,746
                                                          -----------
TOTAL ARKANSAS...................................          37,300,438
                                                          -----------

CALIFORNIA -- (0.5%)
California State (GO)
    5.000%, 04/01/19.............................   1,000   1,074,930
    5.000%, 10/01/21.............................   2,215   2,552,876
California State (GO) Series B
    5.000%, 09/01/18.............................   7,000   7,376,880
                                                          -----------
TOTAL CALIFORNIA.................................          11,004,686
                                                          -----------

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
COLORADO -- (1.0%)
Board of Water Commissioners City & County of
 Denver (The) (RB) Series B
    5.000%, 09/15/19............................. $ 2,060 $ 2,248,160
City & County of Denver (GO) Series A
    5.000%, 08/01/17.............................   3,110   3,141,722
    5.000%, 08/01/18.............................   7,745   8,134,961
    5.000%, 08/01/20.............................   4,920   5,504,742
Denver City & County School District No. 1 (GO)
 Series B (ETM) (ST AID WITHHLDG)
    4.000%, 12/01/18.............................     140     146,580
Denver City & County School District No. 1 (GO)
 Series B (ST AID WITHHLDG)
    4.000%, 12/01/18.............................   1,045   1,094,784
Weld County School District No. RE-4 (GO) (ST
 INTERCEPT)
    4.000%, 12/01/22.............................   1,000   1,125,290
                                                          -----------
TOTAL COLORADO...................................          21,396,239
                                                          -----------

CONNECTICUT -- (2.4%)
City of Middletown (GO)
    5.000%, 04/01/21.............................   1,905   2,168,233
Connecticut State (GO) Series A
    5.000%, 10/15/19.............................   5,350   5,814,969
Connecticut State (GO) Series B (AMBAC)
    5.250%, 06/01/18.............................  15,310  15,985,324
Connecticut State (GO) Series C
    5.000%, 06/01/18.............................   9,980  10,393,571
Connecticut State (GO) Series F
    4.000%, 11/15/17.............................   6,065   6,165,436
Connecticut State Special Tax Revenue (RB)
    5.000%, 01/01/19.............................  11,000  11,709,720
                                                          -----------
TOTAL CONNECTICUT................................          52,237,253
                                                          -----------

DELAWARE -- (1.1%)
Delaware State (GO)
    5.000%, 07/01/19.............................   5,000   5,426,450
Delaware State (GO) Series 2009C
    5.000%, 10/01/17.............................   1,535   1,561,264
Delaware State (GO) Series A
    4.000%, 08/01/17.............................   5,100   5,139,729
    5.000%, 08/01/19.............................   5,745   6,252,341
Delaware State (GO) Series C
    5.000%, 03/01/18.............................   5,265   5,445,221
                                                          -----------
TOTAL DELAWARE...................................          23,825,005
                                                          -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
DISTRICT OF COLUMBIA -- (0.4%)
District of Columbia (GO) Series A
            5.000%, 06/01/20............................. $ 2,320 $ 2,587,821
District of Columbia (GO) Series B (AGM)
            5.250%, 06/01/18.............................   2,265   2,370,685
Washington Metropolitan Area Transit Authority (RB)
 Series A
            4.000%, 07/01/17.............................   4,000   4,019,800
                                                                  -----------
TOTAL DISTRICT OF COLUMBIA...............................           8,978,306
                                                                  -----------

FLORIDA -- (2.9%)
Florida State Board of Education (GO) Series A
            5.000%, 06/01/17.............................     555     556,820
            5.000%, 06/01/18.............................   4,000   4,175,480
            5.000%, 06/01/19.............................  19,310  20,869,282
            5.000%, 06/01/19.............................  10,100  10,915,575
            5.000%, 06/01/20.............................   2,850   3,177,180
            5.000%, 01/01/21.............................   2,340   2,649,442
Florida State Board of Education (GO) Series B
            5.000%, 06/01/17.............................   9,700   9,731,816
            5.000%, 06/01/19.............................   3,500   3,782,625
            5.000%, 06/01/20.............................   1,000   1,114,800
Florida's Turnpike Enterprise (RB) Series A
            5.000%, 07/01/17.............................   1,275   1,283,530
Orange County Water Utility System Revenue (RB)
            5.000%, 10/01/21.............................   2,500   2,885,975
Tampa Bay Water (RB)
(currency)  5.000%, 10/01/25
            (Pre-refunded
            @ $100, 10/1/20).............................   2,160   2,426,566
                                                                  -----------
TOTAL FLORIDA............................................          63,569,091
                                                                  -----------

GEORGIA -- (3.9%)
City of Albany (GO)
            3.000%, 06/01/17.............................   2,220   2,223,663
Cobb County (GO)
            5.000%, 01/01/21.............................   3,710   4,210,590
            5.000%, 01/01/22.............................     500     581,185
De Kalb County School District (GO) (ST AID WITHHLDG)
            4.000%, 11/01/17.............................  10,775  10,942,659
Georgia State (GO) Series A
            5.000%, 07/01/19.............................   7,350   7,973,574
Georgia State (GO) Series A-1
            5.000%, 02/01/20.............................   4,210   4,653,818
Georgia State (GO) Series C
            5.000%, 07/01/19.............................   2,000   2,169,680
Georgia State (GO) Series D
            5.000%, 07/01/17.............................   6,025   6,065,488
            5.000%, 02/01/19.............................   7,970   8,525,589

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
GEORGIA -- (Continued)
Georgia State (GO) Series E-1
            4.500%, 07/01/19............................. $ 6,890 $ 7,401,100
Georgia State (GO) Series I
            5.000%, 07/01/19.............................  20,475  22,212,099
Georgia State Road & Tollway Authority (RB) Series A
            5.000%, 06/01/17.............................   1,000   1,003,190
Georgia State Road & Tollway Authority (RB) Series B (ST
 GTD)
            5.000%, 10/01/17.............................   8,510   8,655,266
                                                                  -----------
TOTAL GEORGIA............................................          86,617,901
                                                                  -----------

HAWAII -- (2.1%)
City & County of Honolulu (GO) Series B
            5.000%, 11/01/19.............................   8,000   8,765,600
City & County of Honolulu (GO) Series B (AGM)
            5.250%, 07/01/17.............................   1,175   1,183,343
Hawaii State (GO) Series DR
            5.000%, 06/01/19.............................   9,725  10,514,475
Hawaii State (GO) Series EE
            5.000%, 11/01/18.............................  11,495  12,182,401
Hawaii State (GO) Series EF
            5.000%, 11/01/21.............................   5,500   6,354,370
Hawaii State (GO) Series EO
            5.000%, 08/01/22.............................   6,000   7,041,960
Maui County (GO)
            5.000%, 06/01/18.............................     500     521,825
                                                                  -----------
TOTAL HAWAII.............................................          46,563,974
                                                                  -----------

ILLINOIS -- (0.3%)
Central Lake County Joint Action Water Agency (RB)
            4.000%, 05/01/18.............................   4,700   4,834,420
Central Lake County Joint Action Water Agency (RB) (ETM)
            4.000%, 05/01/18.............................   1,495   1,539,566
                                                                  -----------
TOTAL ILLINOIS...........................................           6,373,986
                                                                  -----------

IOWA -- (0.4%)
Iowa Finance Authority (RB)
(currency)  5.000%, 08/01/20
            (Pre-refunded
            @ $100, 8/1/19)..............................   2,535   2,754,734
(currency)  5.000%, 08/01/21
            (Pre-refunded
            @ $100, 8/1/19)..............................   1,560   1,695,221
State of Iowa (RB) Series A (ETM)
            5.000%, 06/01/18.............................   4,785   4,995,444
                                                                  -----------
TOTAL IOWA...............................................           9,445,399
                                                                  -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
KANSAS -- (0.9%)
City of Wichita (GO) Series A
            5.000%, 12/01/19............................. $ 3,960 $ 4,342,932
Johnson County Unified School District No. 229 Blue
 Valley (GO) Series A
            5.000%, 10/01/17.............................   5,635   5,730,964
Kansas State Department of Transportation (RB) Series A
            5.000%, 09/01/17.............................   4,000   4,054,160
Kansas State Department of Transportation (RB) Series C
            5.000%, 09/01/19.............................   4,975   5,425,636
Sedgwick County Unified School District No. 266 Maize
 (GO) Series A
            2.000%, 09/01/18.............................   1,000   1,012,890
                                                                  -----------
TOTAL KANSAS.............................................          20,566,582
                                                                  -----------

KENTUCKY -- (0.3%)
Kentucky State Economic Development Finance Authority
 (RB) Series A
(currency)  5.000%, 05/01/24
            (Pre-refunded
            @ $100, 5/1/19)..............................   1,000   1,077,760
Louisville & Jefferson County (RB)
(currency)  5.000%, 12/01/35
            (Pre-refunded
            @ $100, 6/1/22)..............................   1,675   1,959,683
Louisville/Jefferson County Metropolitan Government (GO)
 Series A
            5.000%, 12/01/19.............................   4,095   4,495,368
                                                                  -----------
TOTAL KENTUCKY...........................................           7,532,811
                                                                  -----------

LOUISIANA -- (0.4%)
Louisiana State (GO) Series A
            5.000%, 02/01/18.............................   2,000   2,059,160
Louisiana State (GO) Series C
            5.000%, 08/01/21.............................   5,000   5,694,800
                                                                  -----------
TOTAL LOUISIANA..........................................           7,753,960
                                                                  -----------

MARYLAND -- (7.4%)
Anne Arundel County (GO)
            3.000%, 10/01/19.............................   3,900   4,079,634
            5.000%, 10/01/20.............................   1,790   2,016,005
            5.000%, 04/01/21.............................  12,740  14,526,530
Baltimore County (GO)
            5.000%, 08/01/18.............................   2,450   2,572,745
Baltimore County (GO) Series B
            5.000%, 08/01/17.............................   6,550   6,616,810
            5.000%, 08/01/18.............................   5,000   5,250,500
Charles County (GO)
            5.000%, 03/01/19.............................   2,450   2,627,013

                                                     FACE
                                                    AMOUNT     VALUE+
                                                    ------     ------
                                                    (000)
MARYLAND -- (Continued)
Maryland State (GO) Series A
     5.000%, 08/01/19.............................. $20,000 $ 21,766,200
Maryland State (GO) Series B
     5.000%, 03/01/19..............................   6,300    6,755,175
     5.000%, 08/01/19..............................  11,500   12,515,565
Maryland State (GO) Series C
     5.000%, 11/01/18..............................   9,305    9,861,439
     5.000%, 08/01/19..............................   2,000    2,176,620
     5.000%, 11/01/19..............................   2,000    2,194,000
     5.000%, 08/01/20..............................   7,705    8,641,697
Montgomery County (GO) Series B
     5.000%, 12/01/21..............................   4,000    4,640,160
Prince George's County (GO) Series B
     5.000%, 09/15/18..............................  16,190   17,078,021
     4.000%, 03/01/19..............................   9,575   10,093,869
     4.000%, 03/01/20..............................   9,780   10,564,552
Prince George's County (GO) Series C
     5.000%, 08/01/18..............................  10,075   10,579,758
Talbot County (GO)
     2.000%, 12/15/21..............................   1,330    1,357,757
Washington Suburban Sanitary Commission (GO)
     5.000%, 06/01/18..............................   2,350    2,453,353
Washington Suburban Sanitary Commission (GO)
 Series A
     4.000%, 06/01/18..............................   5,000    5,166,400
                                                            ------------
TOTAL MARYLAND.....................................          163,533,803
                                                            ------------

MASSACHUSETTS -- (4.6%)
City of Boston (GO) Series A
     5.000%, 03/01/18..............................   3,960    4,095,234
City of Springfield (GO) (ST AID WITHHLDG)
     5.000%, 09/01/21..............................   4,240    4,865,273
Commonwealth of Massachusetts (GO) Series A
     5.000%, 05/01/21..............................  10,000   11,427,300
Commonwealth of Massachusetts (GO) Series B
     5.000%, 08/01/18..............................   3,750    3,940,762
Commonwealth of Massachusetts (GO) Series B (AGM)
     5.250%, 09/01/21..............................   2,405    2,794,658
Commonwealth of Massachusetts (GO) Series C
     5.000%, 04/01/20..............................   2,700    2,997,567
     5.000%, 08/01/20..............................   8,500    9,527,565
     5.000%, 10/01/21..............................   8,000    9,231,440
Commonwealth of Massachusetts (GO) Series D
 (AMBAC)
     5.500%, 10/01/19..............................   4,220    4,662,720
Commonwealth of Massachusetts (GO) Series E
     5.000%, 12/01/17..............................  15,000   15,357,000

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT     VALUE+
                                                  ------     ------
                                                  (000)
MASSACHUSETTS -- (Continued)
Commonwealth of Massachusetts (RAN) Series C
    2.000%, 06/26/17............................. $ 5,000 $  5,008,450
Massachusetts Bay Transportation Authority (RB)
 Series A
    5.250%, 07/01/19.............................   3,115    3,392,391
Massachusetts Clean Water Trust (The) (RB)
    5.000%, 08/01/20.............................   5,830    6,536,771
Massachusetts Water Resources Authority (RB)
 Series J (AGM) (GO OF AUTH)
    5.250%, 08/01/18.............................  18,000   18,968,760
                                                          ------------
TOTAL MASSACHUSETTS..............................          102,805,891
                                                          ------------

MICHIGAN -- (2.1%)
Chippewa Valley Schools (GO) (Q-SBLF)
    5.000%, 05/01/17.............................   1,000    1,000,000
Michigan Finance Authority (RB) Series A
    5.000%, 07/01/18.............................  25,260   26,432,317
Michigan State (GO)
    5.000%, 11/01/19.............................  13,000   14,244,100
Michigan State Trunk Line Revenue (RB)
    5.000%, 11/15/18.............................   3,600    3,822,552
                                                          ------------
TOTAL MICHIGAN...................................           45,498,969
                                                          ------------

MINNESOTA -- (3.5%)
Bloomington Independent School District No. 271
 (GO) Series A (SD CRED PROG)
    5.000%, 02/01/21.............................   1,290    1,462,344
City of Minneapolis (GO)
    2.000%, 12/01/18.............................   5,085    5,166,818
City of Rochester (GO) Series A
    5.000%, 02/01/18.............................   2,590    2,669,746
Elk River Independent School District No. 728
 (GO) Series A (SD CRED PROG)
    5.000%, 02/01/21.............................   1,000    1,135,560
Elk River Independent School District No. 728
 (GO) Series C (SD CRED PROG)
    5.000%, 02/01/20.............................   5,000    5,519,950
    5.000%, 02/01/21.............................   2,000    2,271,120
Lakeville Independent School District No. 194
 (GO) Series D (SD CRED PROG)
    5.000%, 02/01/19.............................   4,425    4,725,457
Minnesota State (GO) Series A
    5.000%, 08/01/17.............................  13,665   13,803,973
Minnesota State (GO) Series B
    5.000%, 08/01/19.............................   4,000    4,352,320
    4.000%, 08/01/20.............................   8,800    9,587,512

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
MINNESOTA -- (Continued)
Minnesota State (GO) Series D
            5.000%, 08/01/21............................. $ 7,230 $ 8,318,115
Minnesota State (GO) Series E
            2.000%, 08/01/19.............................     725     740,718
Minnesota State (GO) Series F
            5.000%, 10/01/17.............................   9,000   9,153,270
Owatonna Independent School District No. 761 (GO) Series
 A (SD CRED PROG)
            2.000%, 02/01/18.............................   2,855   2,879,096
University of Minnesota (RB) Series A (GO OF UNIV)
            5.000%, 12/01/17.............................   6,040   6,184,477
                                                                  -----------
TOTAL MINNESOTA..........................................          77,970,476
                                                                  -----------

MISSISSIPPI -- (0.1%)
Mississippi State (GO) Series C
            5.000%, 10/01/18.............................   2,800   2,958,956
                                                                  -----------
MISSOURI -- (0.9%)
Jackson County Reorganized School District No. 7 (GO)
            3.000%, 03/01/21.............................   2,375   2,520,683
Missouri State (GO) Series A
            4.000%, 10/01/17.............................  11,850  12,004,761
            5.000%, 12/01/20.............................   4,515   5,112,334
                                                                  -----------
TOTAL MISSOURI...........................................          19,637,778
                                                                  -----------

NEBRASKA -- (0.3%)
Lancaster County School District 001 (GO)
            5.000%, 01/15/21.............................   1,620   1,837,064
Metropolitan Utilities District of Omaha (RB)
            5.000%, 12/01/20.............................   4,340   4,894,652
                                                                  -----------
TOTAL NEBRASKA...........................................           6,731,716
                                                                  -----------

NEVADA -- (1.0%)
City of Henderson NV (GO)
            5.000%, 06/01/19.............................   5,295   5,711,187
Clark County School District (GO) Series A
            5.000%, 06/15/19.............................   1,000   1,078,300
Clark County School District (GO) Series B (AMBAC)
            4.500%, 06/15/17.............................   5,770   5,793,715
Clark County School District (GO) Series C
(currency)  5.000%, 06/15/26
            (Pre-refunded
            @ $100, 12/15/17)............................   4,750   4,870,032
Nevada State (RB)
            5.000%, 12/01/17.............................   3,600   3,685,896

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
NEVADA -- (Continued)
Washoe County School District (GO) Series A
    3.000%, 06/01/19............................. $ 1,125 $ 1,166,895
                                                          -----------
TOTAL NEVADA.....................................          22,306,025
                                                          -----------

NEW HAMPSHIRE -- (0.1%)
City of Dover (GO)
    3.000%, 06/15/17.............................   1,000   1,002,480
City of Nashua (GO)
    4.000%, 07/15/21.............................   1,720   1,897,315
                                                          -----------
TOTAL NEW HAMPSHIRE..............................           2,899,795
                                                          -----------

NEW JERSEY -- (0.4%)
Monmouth County (GO)
    5.000%, 07/15/20.............................   4,540   5,081,440
    5.000%, 07/15/21.............................   3,770   4,331,617
                                                          -----------
TOTAL NEW JERSEY.................................           9,413,057
                                                          -----------

NEW MEXICO -- (1.4%)
City of Albuquerque (GO) Series A
    5.000%, 07/01/17.............................   3,300   3,322,110
    5.000%, 07/01/18.............................   4,775   4,999,998
New Mexico State (GO)
    5.000%, 03/01/19.............................   1,500   1,607,820
    5.000%, 03/01/21.............................   4,000   4,560,480
New Mexico State Severance Tax Permanent Fund
 (RB) Series A
    5.000%, 07/01/19.............................   6,500   7,039,825
New Mexico State Severance Tax Permanent Fund
 (RB) Series A-2
    5.000%, 07/01/18.............................  10,000  10,470,000
                                                          -----------
TOTAL NEW MEXICO.................................          32,000,233
                                                          -----------

NEW YORK -- (7.3%)
Albany County (GO) (BAN)
    2.000%, 05/25/17.............................   3,750   3,753,000
Brewster Central School District (GO) (ST AID
 WITHHLDG)
    2.000%, 10/01/19.............................   1,160   1,183,931
Churchville-Chili Central School District (GO)
 (ST AID WITHHLDG)
    3.000%, 06/15/17.............................     695     696,744
City of New York (GO)
    5.000%, 08/01/17.............................     785     792,905
City of New York (GO) (ETM)
    5.000%, 08/01/17.............................      90      90,905
City of New York (GO) Series B
    5.000%, 08/01/17.............................   4,360   4,403,905
    5.000%, 08/01/17.............................   1,100   1,111,077
City of New York (GO) Series C
    5.000%, 08/01/18.............................   6,265   6,575,681
City of New York (GO) Series E
    5.000%, 08/01/21.............................   1,500   1,719,735

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
NEW YORK -- (Continued)
City of New York (GO) Series F
            5.000%, 08/01/21                              $ 1,000 $ 1,146,490
City of New York (GO) Series G
            5.000%, 08/01/17.............................   1,250   1,262,587
            5.000%, 08/01/18.............................   8,000   8,396,720
            5.000%, 08/01/19.............................  15,310  16,629,875
            5.000%, 08/01/21.............................   5,915   6,781,488
City of New York (GO) Series H-A
            5.000%, 03/01/19.............................  10,105  10,821,748
City of New York (GO) Series J7
            5.000%, 08/01/20.............................   5,000   5,594,250
County of Columbia (GO) Series A (AGM)
            2.000%, 02/01/19.............................     500     508,535
Hilton Central School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/21.............................     685     701,659
Metropolitan Transportation Authority (RB) Series A
            5.000%, 11/15/21.............................     600     689,994
New York State (GO) Series A
            4.000%, 03/01/18.............................     400     410,368
New York State Dormitory Authority (RB) Series A
            5.000%, 02/15/18.............................  11,440  11,810,656
            5.000%, 03/15/21.............................   1,795   2,046,821
            5.000%, 12/15/21.............................   3,545   4,104,968
(currency)  5.500%, 07/01/25
            (Pre-refunded
            @ $100, 7/1/20)..............................     500     565,985
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/20.............................  15,000  16,590,300
            5.000%, 02/15/22.............................   4,000   4,643,800
(currency)  5.000%, 07/01/38
            (Pre-refunded
            @ $100, 7/1/18)..............................   5,600   5,863,200
New York State Dormitory Authority (RB) Series C
            5.000%, 03/15/19.............................     700     751,646
New York State Dormitory Authority (RB) Series E
            5.000%, 03/15/20.............................     500     554,275
            5.000%, 03/15/21.............................   2,000   2,276,520
New York State Thruway Authority (RB) Series B
(currency)  5.000%, 04/01/27
            (Pre-refunded
            @ $100, 10/1/17).............................   1,000   1,016,990
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/20.............................     550     609,703

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CONTINUED

                                                           FACE
                                                          AMOUNT     VALUE+
                                                          ------     ------
                                                          (000)
NEW YORK -- (Continued)
New York State Urban Development Corp. (RB) Series C
            5.000%, 12/15/17............................. $ 5,765 $  5,913,968
            5.000%, 12/15/18.............................     250      266,245
Town of Brookhaven (GO) Series A
            3.000%, 02/01/19.............................   5,080    5,256,987
Town of Hempstead (GO) Series B
            5.000%, 02/01/18.............................   9,915   10,217,308
Triborough Bridge & Tunnel Authority (RB) Series A-1
            5.000%, 11/15/19.............................     500      548,850
Triborough Bridge & Tunnel Authority (RB) Series B
            5.000%, 11/15/17.............................   2,800    2,861,852
            4.000%, 11/15/18.............................  11,860   12,411,134
Union Free School District Of The Tarrytowns (GO) Series
 A (ST AID WITHHLDG)
            5.000%, 01/15/18.............................     150      154,355
                                                                  ------------
TOTAL NEW YORK...........................................          161,737,160
                                                                  ------------

NORTH CAROLINA -- (3.8%)
City of Charlotte (RB)
            5.000%, 07/01/17.............................   2,000    2,013,440
City of Charlotte Water & Sewer System Revenue (RB)
            5.000%, 07/01/19.............................  10,555   11,448,164
Davie County (GO)
            5.000%, 05/01/20.............................   1,595    1,770,753
North Carolina Medical Care Commission (RB) Series D
(currency)  6.250%, 12/01/33
            (Pre-refunded
            @ $100, 12/1/18).............................  15,455   16,711,646
North Carolina State (GO) Series A
            5.000%, 03/01/19.............................   5,000    5,363,150
North Carolina State (GO) Series B
            5.000%, 06/01/18.............................  29,730   31,034,255
Onslow County (GO)
            4.000%, 12/01/17.............................     525      534,508
Wake County (GO)
            5.000%, 03/01/19.............................   7,225    7,749,752
Wake County (GO) Series A
            5.000%, 05/01/17.............................   2,675    2,675,000
Wake County (GO) Series B
            5.000%, 05/01/18.............................   4,625    4,813,237
                                                                  ------------
TOTAL NORTH CAROLINA.....................................           84,113,905
                                                                  ------------

OHIO -- (4.6%)
City of Columbus (GO) Series 1
            5.000%, 07/01/20.............................  10,000   11,181,700
City of Columbus (GO) Series A
            5.000%, 02/15/19.............................  10,000   10,712,500
            3.000%, 07/01/21.............................  12,830   13,678,319

                                                   FACE
                                                  AMOUNT     VALUE+
                                                  ------     ------
                                                  (000)
OHIO -- (Continued)
Ohio State (GO) Series A
    3.000%, 05/01/20............................. $ 5,000 $  5,266,950
    5.000%, 05/01/20.............................   7,000    7,784,490
    5.000%, 09/15/21.............................   2,335    2,689,827
Ohio State (GO) Series B
    5.000%, 08/01/19.............................   7,270    7,900,164
    5.000%, 09/01/19.............................   4,215    4,591,694
    5.000%, 08/01/20.............................  10,000   11,202,100
    2.000%, 09/01/20.............................   2,500    2,563,375
    5.000%, 06/15/21.............................   9,500   10,883,865
Ohio State (GO) Series C
    5.000%, 08/01/17.............................   2,475    2,500,294
    5.000%, 09/15/18.............................   1,300    1,371,669
Ohio State (GO) Series R
    5.000%, 05/01/20.............................   5,080    5,649,316
Ohio State (GO) Series T
    5.000%, 04/01/21.............................   2,040    2,325,233
Ohio State Water Development Authority (RB)
 Series A
    5.000%, 06/01/21.............................   1,825    2,088,402
                                                          ------------
TOTAL OHIO.......................................          102,389,898
                                                          ------------

OKLAHOMA -- (0.7%)
Payne County Independent School District No. 16
 Stillwater (GO)
    1.500%, 06/01/17.............................   3,355    3,356,644
Tulsa County Independent School District No. 1
 Tulsa (GO) Series B
    2.000%, 08/01/17.............................   5,800    5,816,472
Tulsa County Independent School District No. 1
 Tulsa (GO) Series C
    1.500%, 07/01/18.............................   6,970    7,006,105
                                                          ------------
TOTAL OKLAHOMA...................................           16,179,221
                                                          ------------
OREGON -- (1.2%)
Clackamas County School District No. 12 North
 Clackamas (GO) Series A (AGM) (SCH BD GTY)
    5.000%, 06/15/17.............................   3,000    3,014,520
Multnomah County (GO)
    5.000%, 08/01/19.............................   4,580    4,980,200
Oregon State (GO) Series F
    3.000%, 05/01/20.............................   6,585    6,938,549
Oregon State (GO) Series I
    5.000%, 05/01/17.............................   7,565    7,565,000
Oregon State (GO) Series L
    5.000%, 11/01/19.............................   4,510    4,942,780
                                                          ------------
TOTAL OREGON.....................................           27,441,049
                                                          ------------

PENNSYLVANIA -- (4.4%)
Commonwealth of Pennsylvania (GO)
    5.000%, 07/01/18.............................   3,755    3,928,368

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CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
PENNSYLVANIA -- (Continued)
Commonwealth of Pennsylvania (GO) Series 1
            5.000%, 11/15/18............................. $10,645 $11,287,958
            5.000%, 07/01/19.............................   7,655   8,263,343
            5.000%, 04/01/20.............................   8,500   9,367,255
Commonwealth of Pennsylvania (GO) Series 2
            5.000%, 10/15/19.............................   2,250   2,450,093
Commonwealth of Pennsylvania (GO) Series A
            5.000%, 02/15/19.............................   5,010   5,343,917
Council Rock School District (GO) Series C (ST AID
 WITHHLDG)
            5.000%, 11/15/17.............................   5,285   5,396,883
Montgomery County Industrial Development Authority (RB)
 (FHA INS)
(currency)  5.375%, 08/01/38
            (Pre-refunded
            @ $100, 8/1/20)..............................  10,000  11,317,600
Pennsylvania Economic Development Financing Authority
 (RB) Series A
            5.000%, 07/01/17.............................  19,555  19,686,410
            5.000%, 07/01/19.............................  14,735  15,972,003
University of Pittsburgh-of the Commonwealth System of
 Higher Education (RB) Series B
(currency)  5.250%, 09/15/34
            (Pre-refunded
            @ $100, 9/15/19).............................   3,330   3,651,911
                                                                  -----------
TOTAL PENNSYLVANIA.......................................          96,665,741
                                                                  -----------

RHODE ISLAND -- (0.3%)
Rhode Island State (GO) Series A
            4.000%, 08/01/17.............................   2,065   2,080,673
            5.000%, 08/01/19.............................   4,700   5,100,816
                                                                  -----------
TOTAL RHODE ISLAND.......................................           7,181,489
                                                                  -----------

SOUTH CAROLINA -- (3.3%)
Aiken County Consolidated School District (GO) Series A
 (SCSDE)
            5.000%, 03/01/20.............................   3,000   3,319,530
Charleston County School District (GO) Series A (SCSDE)
            5.000%, 02/01/19.............................   7,595   8,113,511
Darlington County School District (GO) (SCSDE)
            3.000%, 03/01/19.............................   3,000   3,106,710
Dorchester County School District No. 2 (GO) Series A
 (SCSDE)
            5.000%, 03/01/21.............................   1,885   2,140,795
Florence County (GO) (ST AID WITHHLDG)
            4.000%, 06/01/19.............................  15,000  15,887,850
            4.000%, 06/01/20.............................   2,475   2,675,945

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
SOUTH CAROLINA -- (Continued)
Florence School District One (GO) (SCSDE)
            5.000%, 03/01/19............................. $ 3,730 $ 3,998,112
Lexington & Richland School District No. 5 (GO) Series B
 (SCSDE)
            5.000%, 03/01/21.............................   1,660   1,885,262
Richland County School District No. 2 (GO) (SCSDE)
            5.000%, 03/01/20.............................     910   1,006,114
Richland County School District No. 2 (GO) Series A
 (SCSDE)
            5.000%, 02/01/20.............................   5,520   6,089,278
            5.000%, 02/01/21.............................   7,000   7,935,200
Richland County School District No. 2 (GO) Series C
 (SCSDE)
            5.000%, 02/01/19.............................   5,740   6,134,969
South Carolina State (GO) Series A
            5.000%, 06/01/20.............................   8,945   9,980,473
                                                                  -----------
TOTAL SOUTH CAROLINA.....................................          72,273,749
                                                                  -----------

TENNESSEE -- (3.2%)
City of Chattanooga (GO) Series A
            4.000%, 09/01/18.............................   9,160   9,530,156
City of Memphis (GO) (NATL-RE)
            5.250%, 10/01/18.............................   4,000   4,235,840
City of Memphis (GO) Series A
            5.000%, 04/01/21.............................   4,550   5,169,391
City of Memphis (GO) Series D
            5.000%, 07/01/19.............................   4,180   4,525,268
Hamilton County (GO) Series A
            5.000%, 05/01/21.............................   3,895   4,457,477
Metropolitan Government of Nashville & Davidson County
 (GO)
            5.000%, 07/01/21.............................   9,055  10,364,081
(currency)  5.000%, 01/01/27
            (Pre-refunded
            @ $100, 1/1/18)..............................   4,300   4,416,487
Metropolitan Government of Nashville & Davidson County
 (GO) Series A
(currency)  5.000%, 07/01/25
            (Pre-refunded
            @ $100, 7/1/20)..............................     525     585,653
Metropolitan Government of Nashville & Davidson County
 (RB) Series E (ETM)
            4.000%, 10/01/17.............................   1,500   1,519,155
Metropolitan Government of Nashville & Davidson County
 Electric Revenue (RB) Series A
            5.000%, 05/15/20.............................   2,000   2,226,340
Shelby County (GO) Series A
            5.000%, 04/01/20.............................  18,135  20,116,974

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CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
TENNESSEE -- (Continued)
            5.000%, 03/01/21............................. $ 2,550 $ 2,901,161
                                                                  -----------
TOTAL TENNESSEE..........................................          70,047,983
                                                                  -----------

TEXAS -- (9.8%)
Austin Independent School District (GO)
(currency)  4.500%, 08/01/25
            (Pre-refunded
            @ $100, 8/1/19)..............................   3,340   3,596,445
City of Allen (GO)
            5.000%, 08/15/21.............................   1,840   2,108,640
City of Dallas (GO)
            5.000%, 02/15/19.............................   8,400   8,898,456
            5.000%, 02/15/21.............................   1,500   1,663,140
City of El Paso (GO)
            3.000%, 08/15/17.............................     500     503,090
City of Fort Worth Water & Sewer System (RB)
            5.000%, 02/15/18.............................  10,690  11,035,501
            5.000%, 02/15/19.............................     830     888,523
City of Frisco (GO) Series A
            5.000%, 02/15/21.............................   4,825   5,457,075
City of Houston (GO) Series A
            4.000%, 03/01/18.............................   2,000   2,051,840
City of Houston (RN)
            3.000%, 06/30/17.............................  27,300  27,393,639
City of Houston Combined Utility System Revenue (RB)
 (ASSURED GTY)
(currency)  5.375%, 11/15/38
            (Pre-refunded
            @ $100, 5/15/19).............................  25,155  27,311,287
City of San Antonio (GO)
            5.000%, 02/01/20.............................   7,350   8,118,516
City of San Antonio Electric & Gas Systems Revenue (RB)
 Series D
            5.000%, 02/01/19.............................     700     748,419
City of Waco (GO)
            5.000%, 02/01/20.............................   5,765   6,359,545
Comal Independent School District (GO) Series A (PSF-GTD)
            5.000%, 02/01/18.............................   3,990   4,113,171
Conroe Independent School District (GO) Series A
 (PSF-GTD)
            4.000%, 02/15/21.............................   1,940   2,130,469
Dallas Independent School District (GO) (PSF-GTD)
            5.250%, 02/15/18.............................   2,000   2,068,860
Harris County (GO) Series A
            5.000%, 10/01/19.............................   5,640   6,156,229
Houston Higher Education Finance Corp. (RB) Series A
(currency)  6.875%, 05/15/41
            (Pre-refunded
            @ $100, 5/15/21).............................   6,000   7,286,460

                                                           FACE
                                                          AMOUNT     VALUE+
                                                          ------     ------
                                                          (000)
TEXAS -- (Continued)
Humble Independent School District (GO) Series B
 (PSF-GTD)
            5.000%, 02/15/20............................. $ 4,000 $  4,422,920
Mesquite Independent School District (GO) Series B
 (PSF-GTD)
            5.000%, 08/15/17.............................   1,000    1,011,910
Northside Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/18.............................   1,250    1,290,600
Permanent University Fund (RB)
            5.000%, 07/01/18.............................  12,585   13,176,495
San Antonio Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20.............................   2,500    2,760,700
Southwest Higher Education Authority Inc (RB)
(currency)  5.000%, 10/01/23
            (Pre-refunded
            @ $100, 10/1/19).............................   2,740    2,992,875
Texas State (GO)
            5.000%, 04/01/19.............................   4,350    4,677,642
            5.000%, 10/01/20.............................   3,825    4,302,513
            5.000%, 10/01/23.............................   1,425    1,703,730
(currency)  5.000%, 04/01/29
            (Pre-refunded
            @ $100, 4/1/18)..............................   7,905    8,197,643
Texas State (GO) Series A
            5.000%, 10/01/21.............................   2,200    2,536,600
Texas Tech University (RB) Series A
            5.000%, 08/15/19.............................   3,025    3,288,810
Texas Transportation Commission State Highway Fund (RB)
 Series A
            5.000%, 04/01/18.............................   5,000    5,187,400
            5.000%, 04/01/19.............................   5,110    5,494,885
            5.000%, 10/01/19.............................   4,000    4,368,160
            5.000%, 10/01/20.............................  12,500   14,060,500
University of Texas System (The) (RB) Series A
            5.250%, 08/15/18.............................     750      791,423
University of Texas System (The) (RB) Series C
            5.000%, 08/15/19.............................   7,975    8,685,652
                                                                  ------------
TOTAL TEXAS..............................................          216,839,763
                                                                  ------------

UTAH -- (1.8%)
Alpine School District (GO) (SCH BD GTY)
            5.000%, 03/15/21.............................     940    1,072,644
Jordan School District (GO) (SCH BD GTY)
            5.000%, 06/15/19.............................  16,420   17,770,381
Utah State (GO)
            5.000%, 07/01/22.............................   9,690   11,378,676

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
UTAH -- (Continued)
Utah State (GO) Series C
    5.000%, 07/01/17............................. $   250 $   251,680
    5.000%, 07/01/18.............................   3,150   3,298,806
    4.500%, 07/01/19.............................   6,675   7,168,683
                                                          -----------
TOTAL UTAH.......................................          40,940,870
                                                          -----------

VERMONT -- (--%)
Vermont State (GO) Series F
    5.000%, 08/15/17.............................     625     632,331
                                                          -----------

VIRGINIA -- (7.5%)
Arlington County (GO) (ST AID WITHHLDG)
    4.000%, 08/15/21.............................   2,125   2,360,429
Chesterfield County (GO) Series A
    5.000%, 01/01/19.............................   3,575   3,810,557
City of Hampton (GO) Series B (ST AID WITHHLDG)
    5.000%, 09/01/21.............................   2,700   3,100,599
City of Norfolk (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19.............................   2,500   2,729,450
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/20.............................   1,000   1,105,330
City of Virginia Beach (GO) Series A
    4.000%, 08/01/17.............................     145     146,115
Commonwealth of Virginia (GO) Series B
    5.000%, 06/01/17.............................  10,460  10,493,681
    5.000%, 06/01/19.............................  10,250  11,088,758
    5.000%, 06/01/19.............................   5,705   6,171,840
Fairfax County (GO) Series A (ST AID WITHHLDG)
    3.000%, 10/01/18.............................   2,855   2,937,224
    4.000%, 10/01/18.............................   5,380   5,610,210
    4.000%, 10/01/19.............................  12,300  13,155,465
    4.000%, 10/01/20.............................  15,530  16,968,078
Fairfax County (GO) Series B (ST AID WITHHLDG)
    5.000%, 10/01/18.............................  10,000  10,567,700
    4.000%, 04/01/19.............................   7,000   7,389,620
Henrico County (GO)
    5.000%, 07/15/19.............................   5,460   5,928,959
Loudoun County (GO) Series A
    4.000%, 12/01/17.............................   3,555   3,619,168
University of Virginia (RB) Series B
    5.000%, 08/01/21.............................  15,000  17,264,250
Virginia Public Building Authority (RB) Series A
    5.000%, 08/01/18.............................   8,370   8,785,068
Virginia Public School Authority (RB) Series A
 (ST AID WITHHLDG)
    4.000%, 08/01/17.............................   6,465   6,514,716

                                                   FACE
                                                  AMOUNT     VALUE+
                                                  ------     ------
                                                  (000)
VIRGINIA -- (Continued)
Virginia Public School Authority (RB) Series B
 (ST AID WITHHLDG)
    5.000%, 08/01/19............................. $15,580 $ 16,919,568
Virginia Resources Authority (RB) Series B
    4.000%, 10/01/19.............................   4,875    5,214,056
Virginia State Public School Authority (RB) (ST
 AID WITHHLDG)
    5.000%, 07/15/19.............................   4,080    4,429,534
                                                          ------------
TOTAL VIRGINIA...................................          166,310,375
                                                          ------------

WASHINGTON -- (4.4%)
Central Puget Sound Regional Transit Authority
 (RB) Series P-1
    5.000%, 02/01/18.............................   3,000    3,092,370
City of Seattle (GO)
    5.000%, 12/01/17.............................   4,050    4,148,294
City of Seattle Drainage & Wastewater Revenue
 (RB)
    5.000%, 04/01/21.............................   3,000    3,420,690
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/19.............................   3,890    4,240,489
King County School District No. 405 Bellevue
 (GO) (SCH BD GTY)
    5.000%, 12/01/18.............................   1,240    1,317,847
King County School District No. 405 Bellevue
 (GO) Series A (SCH BD GTY)
    5.000%, 12/01/18.............................     400      425,112
King County Sewer Revenue (RB)
    5.000%, 01/01/18.............................   4,670    4,797,444
Snohomish County Public Utility District No. 1
 (RB)
    5.000%, 12/01/18.............................   3,190    3,387,652
    5.000%, 12/01/19.............................   5,810    6,367,121
Snohomish County School District No. 201
 Snohomish (GO) (SCH BD GTY)
    5.000%, 12/01/21.............................   4,000    4,628,640
Snohomish County School District No. 6 Mukilteo
 (GO) (SCH BD GTY)
    5.000%, 12/01/18.............................     500      531,310
Washington State (GO)
    5.000%, 07/01/18.............................   3,000    3,141,720
    5.000%, 07/01/20.............................   3,650    4,076,503
Washington State (GO) Series 2010A
    5.000%, 08/01/18.............................   4,500    4,727,160
Washington State (GO) Series 2013A
    5.000%, 08/01/21.............................   4,245    4,876,316

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
WASHINGTON -- (Continued)
Washington State (GO) Series A
    5.000%, 08/01/18............................. $2,735 $ 2,873,063
Washington State (GO) Series A-1
    5.000%, 08/01/21.............................  1,500   1,723,080
Washington State (GO) Series B
    4.000%, 07/01/18.............................  9,000   9,321,480
    5.000%, 07/01/20.............................  5,000   5,584,250
Washington State (GO) Series C
    5.000%, 07/01/17.............................  4,975   5,008,681
Washington State (GO) Series D
    5.000%, 02/01/19.............................  1,710   1,827,357
Washington State (GO) Series E
    5.000%, 02/01/19.............................  4,080   4,360,010
Washington State (GO) Series R-2014A
    5.000%, 07/01/18.............................  7,065   7,398,751
Washington State (GO) Series R-2015
    5.000%, 07/01/18.............................  4,160   4,356,518
Washington State (GO) Series R-2017A
    5.000%, 08/01/22.............................  2,500   2,934,150
                                                         -----------
TOTAL WASHINGTON.................................         98,566,008
                                                         -----------

WEST VIRGINIA -- (0.5%)
West Virginia State (GO) Series A
    5.000%, 06/01/21.............................  9,620  10,979,691
                                                         -----------

                                                           FACE
                                                          AMOUNT      VALUE+
                                                          ------      ------
                                                          (000)
WISCONSIN -- (3.8%)
City of Milwaukee (GO) Series N2
            5.000%, 05/01/19............................. $10,010 $   10,773,863
            5.000%, 04/01/20.............................   5,860      6,488,016
Wisconsin Health & Educational Facilities Authority (RB)
 Series A
(currency)  5.250%, 12/01/35
            (Pre-refunded
            @ $100, 12/3/18).............................   1,980      2,108,938
Wisconsin State (GO) Series 1
            5.000%, 05/01/19.............................   9,230      9,951,509
            5.000%, 05/01/20.............................   3,355      3,732,035
Wisconsin State (GO) Series 1 (AMBAC)
            5.000%, 05/01/17.............................   9,000      9,000,000
            5.000%, 05/01/19.............................   3,475      3,746,641
Wisconsin State (GO) Series 2
            5.000%, 11/01/19.............................   4,000      4,382,800
            5.000%, 11/01/21.............................   6,160      7,122,685
            5.000%, 11/01/22.............................   3,000      3,539,640
Wisconsin State (GO) Series B
            5.000%, 05/01/20.............................  11,930     13,270,693
            5.000%, 05/01/21.............................   9,655     11,037,113
                                                                  --------------
TOTAL WISCONSIN..........................................             85,153,933
                                                                  --------------
TOTAL MUNICIPAL BONDS....................................          2,218,290,764
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,209,276,495)..................................          $2,218,290,764
                                                                  ==============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ---------------------------------------------
                          LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                          ------- -------------- ------- --------------
         Municipal Bonds.   --    $2,218,290,764   --    $2,218,290,764
                            --    --------------   --    --------------
         TOTAL...........   --    $2,218,290,764   --    $2,218,290,764
                            ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.6%)
Alabama State (GO) Series A
    5.000%, 08/01/19............................. $3,995 $ 4,343,124
    5.000%, 08/01/21.............................    250     287,068
Alabama State (GO) Series B
    5.000%, 11/01/19.............................  1,000   1,095,700
Alabama State (GO) Series C
    5.000%, 08/01/24.............................  3,000   3,637,860
                                                         -----------
TOTAL ALABAMA....................................          9,363,752
                                                         -----------

ALASKA -- (0.6%)
Borough of North Slope (GO) Series A
    4.000%, 06/30/18.............................    400     413,968
City of Anchorage (GO) Series A
    5.000%, 09/01/21.............................  3,845   4,408,523
    5.000%, 09/01/23.............................    200     237,190
City of Anchorage (GO) Series C
    5.000%, 09/01/24.............................  2,765   3,323,530
                                                         -----------
TOTAL ALASKA.....................................          8,383,211
                                                         -----------

ARIZONA -- (0.5%)
City of Tucson (GO) Series C
    3.000%, 07/01/22.............................  1,455   1,557,737
Maricopa County Community College District (GO)
    4.000%, 07/01/18.............................  4,000   4,141,920
Maricopa County High School District No.
 210-Phoenix (GO)
    3.000%, 07/01/23.............................  1,810   1,937,189
                                                         -----------
TOTAL ARIZONA....................................          7,636,846
                                                         -----------

ARKANSAS -- (1.0%)
Arkansas State (GO)
    5.000%, 04/01/18.............................  2,500   2,592,550
    5.000%, 04/01/21.............................  1,000   1,143,520
    5.000%, 06/15/21.............................  3,750   4,310,888
    5.000%, 04/01/22.............................  2,800   3,270,960
    4.250%, 06/01/23.............................  3,325   3,827,108
                                                         -----------
TOTAL ARKANSAS...................................         15,145,026
                                                         -----------

CALIFORNIA -- (0.7%)
California State (GO) Series B
    5.000%, 09/01/21.............................    250     287,548
    5.000%, 09/01/25.............................  9,000  10,953,630
                                                         -----------
TOTAL CALIFORNIA.................................         11,241,178
                                                         -----------
COLORADO -- (1.5%)
Adams & Arapahoe Joint School District 28J (GO)
 (ST AID WITHHLDG)
    5.000%, 12/01/21.............................    425     490,161

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
COLORADO -- (Continued)
Arapahoe County School District No. 5 (GO) (ST
 AID WITHHLDG)
    5.000%, 12/15/19............................. $3,115 $ 3,424,911
    5.000%, 12/15/19.............................  5,705   6,272,590
Boulder County (RB)
    5.000%, 07/15/18.............................    540     566,158
City & County of Denver (GO) Series A
    5.000%, 08/01/19.............................  2,085   2,265,728
Denver City & County School District No. 1 (GO)
 Series A (NATL-RE) (ST AID WITHHLDG)
    5.250%, 12/01/21.............................  2,490   2,913,624
Denver City & County School District No. 1 (GO)
 Series C (ST AID WITHHLDG)
    3.000%, 12/01/23.............................  1,540   1,661,090
Platte River Power Authority (RB) Series JJ
    5.000%, 06/01/23.............................  4,425   5,276,016
                                                         -----------
TOTAL COLORADO...................................         22,870,278
                                                         -----------

CONNECTICUT -- (1.0%)
City of Middletown (GO)
    4.000%, 04/01/22.............................  1,350   1,506,492
Connecticut State (GO) Series A
    5.000%, 10/15/18.............................  3,300   3,482,160
    5.000%, 10/15/19.............................    600     652,146
Connecticut State (GO) Series B (AMBAC)
    5.250%, 06/01/18.............................  6,800   7,099,948
Connecticut State (GO) Series E
    5.000%, 08/15/19.............................  2,775   3,001,940
                                                         -----------
TOTAL CONNECTICUT................................         15,742,686
                                                         -----------

DELAWARE -- (1.0%)
Delaware State (GO) Series 2009C
    5.000%, 10/01/17.............................  3,080   3,132,699
Delaware State (GO) Series A
    5.000%, 08/01/23.............................  2,225   2,671,335
Delaware State (GO) Series B
    5.000%, 07/01/18.............................  2,395   2,508,140
    5.000%, 07/01/19.............................  4,680   5,079,157
New Castle County (GO)
    5.000%, 10/01/23.............................  1,000   1,200,300
New Castle County (GO) Series B
    5.000%, 07/15/22.............................    700     822,101
                                                         -----------
TOTAL DELAWARE...................................         15,413,732
                                                         -----------

DISTRICT OF COLUMBIA -- (1.3%)
District of Columbia (GO) Series A
    5.000%, 06/01/20.............................  3,445   3,842,691

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
DISTRICT OF COLUMBIA -- (Continued)
    5.000%, 06/01/20............................. $6,000 $ 6,692,640
    5.000%, 06/01/23.............................  2,000   2,385,920
    5.000%, 06/01/25.............................  1,500   1,831,590
District of Columbia (GO) Series B
    5.000%, 06/01/25.............................  4,500   5,494,770
                                                         -----------
TOTAL DISTRICT OF COLUMBIA.......................         20,247,611
                                                         -----------

FLORIDA -- (3.1%)
Board of Governors State University System of
 Florida (RB) Series A
    3.000%, 07/01/24.............................  2,580   2,724,790
City of Jacksonville (RB)
    5.000%, 10/01/18.............................    315     332,608
City of Tallahassee Energy System Revenue (RB)
    5.000%, 10/01/20.............................    250     279,785
Florida State (GO) Series A
    5.000%, 07/01/21.............................  7,000   8,021,160
Florida State Board of Education (GO) Series A
    5.000%, 06/01/17.............................    150     150,492
    5.000%, 06/01/18.............................  5,000   5,219,350
    5.000%, 06/01/19.............................  2,860   3,090,945
    5.000%, 06/01/20.............................  4,000   4,459,200
    5.000%, 06/01/23.............................  1,300   1,550,848
    5.000%, 06/01/24.............................  1,400   1,697,486
Florida State Board of Education (GO) Series B
    5.000%, 06/01/17.............................    300     300,984
    5.000%, 06/01/20.............................  6,400   7,134,720
    5.000%, 06/01/23.............................    350     417,536
Florida State Board of Education (GO) Series C
    5.000%, 06/01/20.............................  3,000   3,344,400
Florida State Board of Education (GO) Series D
    5.000%, 06/01/22.............................  1,000   1,169,960
Pasco County Water & Sewer (RB) Series A
    4.000%, 10/01/17.............................    320     324,179
Peace River/Manasota Regional Water Supply
 Authority (RB)
    5.000%, 10/01/25.............................  2,030   2,465,983
Tampa Bay Water (RB)
    5.000%, 10/01/19.............................    450     490,626
Tampa Bay Water (RB) Series A
    5.000%, 10/01/25.............................  2,850   3,474,321
                                                         -----------
TOTAL FLORIDA....................................         46,649,373
                                                         -----------

GEORGIA -- (3.9%)
City of Atlanta (GO)
    5.000%, 12/01/19.............................  5,875   6,450,985

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
GEORGIA -- (Continued)
City of Atlanta Water & Wastewater Revenue (RB)
 Series B
    5.000%, 11/01/19............................. $ 1,700 $ 1,861,806
Columbia County School District (GO) (ST AID
 WITHHLDG)
    5.000%, 04/01/20.............................   1,700   1,883,226
DeKalb County Water & Sewerage Revenue (RB)
 Series B
    5.250%, 10/01/24.............................   2,830   3,469,297
Georgia State (GO) Series A-1
    5.000%, 02/01/22.............................   2,730   3,179,549
Georgia State (GO) Series C-1
    5.000%, 07/01/23.............................  10,915  13,083,920
    5.000%, 07/01/26.............................   9,200  11,447,376
Georgia State (GO) Series F
    5.000%, 12/01/19.............................   6,000   6,596,280
Georgia State (GO) Series I
    5.000%, 07/01/19.............................   4,490   4,870,931
    5.000%, 07/01/20.............................     900   1,006,947
Gordon County School District (GO) (ST AID
 WITHHLDG)
    3.000%, 09/01/17.............................     250     251,695
Gwinnett County School District (GO)
    5.000%, 02/01/20.............................   1,700   1,879,214
    5.000%, 02/01/20.............................   1,585   1,752,091
Gwinnett County Water & Sewerage Authority (RB)
 (CNTY GTD)
    3.000%, 08/01/17.............................     375     376,999
                                                          -----------
TOTAL GEORGIA....................................          58,110,316
                                                          -----------

HAWAII -- (2.3%)
City & County of Honolulu (GO) Series B
    5.000%, 08/01/20.............................   1,470   1,647,209
    5.000%, 10/01/23.............................     200     239,388
    5.000%, 10/01/24.............................   6,870   8,335,646
    5.000%, 10/01/25.............................   4,925   6,025,097
City & County of Honolulu (GO) Series B (AGM)
    5.250%, 07/01/17.............................     545     548,870
Hawaii State (GO) Series EA
    5.000%, 12/01/21.............................     850     983,994
Hawaii State (GO) Series EE
    5.000%, 11/01/20.............................     515     580,832
Hawaii State (GO) Series EF
    5.000%, 11/01/22.............................   2,240   2,641,654
Hawaii State (GO) Series EH
    4.000%, 08/01/19.............................   1,110   1,182,172
Hawaii State (GO) Series ET
    3.000%, 10/01/23.............................   3,710   3,992,405
Hawaii State (GO) Series EZ
    5.000%, 10/01/21.............................   6,080   7,013,037

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
HAWAII -- (Continued)
Maui County (GO)
     5.000%, 06/01/18.............................. $1,750 $ 1,826,388
                                                           -----------
TOTAL HAWAII.......................................         35,016,692
                                                           -----------

IOWA -- (0.2%)
City of Ankeny (GO) Series D
     4.000%, 06/01/18..............................    700     722,449
County of Black Hawk IA (GO) Series A
     5.000%, 06/01/19..............................  1,200   1,294,572
State of Iowa (RB) Series A (ETM)
     5.000%, 06/01/18..............................    275     287,095
                                                           -----------
TOTAL IOWA.........................................          2,304,116
                                                           -----------

KANSAS -- (1.7%)
City of Lenexa (GO) Series A
     5.000%, 09/01/21..............................    525     603,850
City of Wichita (GO) Series A
     5.000%, 12/01/19..............................  3,000   3,290,100
Johnson County (GO) Series B
     3.000%, 09/01/22..............................  2,260   2,428,121
Johnson County Unified School District No. 229
 Blue Valley (GO) Series B
     5.000%, 10/01/23..............................    445     534,432
Johnson County Unified School District No. 232
 (GO) Series A
     5.000%, 09/01/17..............................    400     405,444
     5.000%, 09/01/20..............................  2,550   2,853,603
Kansas State Department of Transportation (RB)
 Series A
     5.000%, 09/01/17..............................  4,075   4,130,175
     5.000%, 09/01/21..............................  3,250   3,739,580
Kansas State Department of Transportation (RB)
 Series B
     5.000%, 09/01/20..............................  3,000   3,372,840
Saline County Unified School District No. 305
 Salina (GO)
     5.000%, 09/01/20..............................  1,860   2,081,452
Sedgwick County Unified School District No. 260
 (GO)
     5.000%, 10/01/21..............................  1,325   1,519,166
Wyandotte County Unified Government (GO) Series A
     3.000%, 08/01/18..............................    580     593,647
                                                           -----------
TOTAL KANSAS.......................................         25,552,410
                                                           -----------

KENTUCKY -- (0.6%)
Louisville Water Co. (RB) Series A
     4.000%, 11/15/21..............................  1,215   1,352,149
Louisville/Jefferson County Metropolitan
 Government (GO)
     5.000%, 12/01/19..............................  1,250   1,372,213

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
KENTUCKY -- (Continued)
Louisville/Jefferson County Metropolitan
 Government (GO) Series A
    5.000%, 12/01/20............................. $ 5,155 $ 5,817,675
                                                          -----------
TOTAL KENTUCKY...................................           8,542,037
                                                          -----------

LOUISIANA -- (1.8%)
Louisiana State (GO) Series A
    5.000%, 11/15/19.............................   4,500   4,919,490
    5.000%, 02/01/24.............................   2,000   2,357,400
Louisiana State (GO) Series C
    5.000%, 07/15/22.............................  12,765  14,790,550
Louisiana State (GO) Series D-1
    5.000%, 12/01/20.............................   4,065   4,569,345
                                                          -----------
TOTAL LOUISIANA..................................          26,636,785
                                                          -----------

MAINE -- (0.2%)
Maine State (GO) Series B
    5.000%, 06/01/20.............................   3,000   3,344,400
                                                          -----------
MARYLAND -- (6.1%)
Anne Arundel County (GO)
    5.000%, 04/01/22.............................   2,475   2,887,459
Baltimore County (GO)
    5.000%, 08/01/22.............................     400     470,788
Baltimore County (GO) Series B
    5.000%, 08/01/24.............................   5,800   7,063,936
Baltimore County (GO) Series C
    4.000%, 09/01/18.............................   2,410   2,506,737
Carroll County (GO)
    4.000%, 11/01/18.............................   2,890   3,019,617
    5.000%, 11/01/19.............................   2,300   2,518,914
    5.000%, 11/01/20.............................   5,450   6,146,673
Charles County (GO)
    5.000%, 03/01/19.............................   2,000   2,144,500
City of Baltimore (GO) Series B
    5.000%, 10/15/19.............................   7,330   8,017,261
    5.000%, 10/15/22.............................   8,060   9,461,715
Harford County (GO)
    5.000%, 09/15/19.............................   1,545   1,687,264
Howard County (GO) Series A
    5.000%, 02/15/18.............................   2,000   2,064,480
Maryland State (GO) Series B
    5.000%, 03/01/19.............................   4,680   5,018,130
    5.000%, 08/01/19.............................   2,500   2,720,775
Maryland State (GO) Series C
    5.000%, 11/01/18.............................   5,000   5,299,000
    5.000%, 08/01/19.............................   3,000   3,264,930
    5.000%, 08/01/20.............................   7,250   8,131,382
Prince George's County (GO) Series B
    5.000%, 09/15/18.............................   2,000   2,109,700
    4.000%, 03/01/22.............................   2,480   2,772,566
Prince George's County (GO) Series C
    5.000%, 08/01/20.............................   3,450   3,869,416

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
MARYLAND -- (Continued)
Queen Anne's County (GO)
     5.000%, 11/15/19.............................. $ 1,805 $ 1,979,435
University System of Maryland (RB) Series B
     5.000%, 04/01/20..............................   4,355   4,832,308
Washington Suburban Sanitary Commission (GO)
 Series A
     4.000%, 06/01/18..............................   1,550   1,601,584
Worcester County (GO) Series B
     4.000%, 08/01/21..............................   2,000   2,216,140
                                                            -----------
TOTAL MARYLAND.....................................          91,804,710
                                                            -----------

MASSACHUSETTS -- (4.4%)
City of Boston (GO) Series A
     5.000%, 03/01/20..............................   3,270   3,623,095
City of Boston (GO) Series B
     5.000%, 04/01/19..............................   4,700   5,054,944
     4.000%, 01/01/23..............................   1,795   2,036,607
     5.000%, 04/01/24..............................   3,000   3,642,930
City of Cambridge (GO)
     3.000%, 02/15/20..............................   2,070   2,179,834
City of Springfield (GO) Series C (ST AID
 WITHHLDG)
     4.000%, 08/01/23..............................     150     169,500
City of Woburn (GO)
     4.000%, 09/01/22..............................     350     393,872
Commonwealth of Massachusetts (GO) Series A
     5.000%, 04/01/23..............................  10,000  11,879,200
Commonwealth of Massachusetts (GO) Series B
     5.000%, 08/01/18..............................   2,500   2,627,175
     5.250%, 08/01/21..............................   5,000   5,799,400
Commonwealth of Massachusetts (GO) Series B (AGM)
     5.250%, 09/01/24..............................   3,700   4,546,893
Commonwealth of Massachusetts (GO) Series C
     5.000%, 08/01/20..............................   2,500   2,802,225
     5.000%, 10/01/21..............................   1,005   1,159,700
     5.000%, 08/01/24..............................   1,500   1,816,665
Commonwealth of Massachusetts (GO) Series C
 (AMBAC)
     5.500%, 12/01/23..............................   3,500   4,312,105
Massachusetts Bay Transportation Authority (RB)
 Series B (NATL-RE)
     5.500%, 07/01/24..............................   3,020   3,746,914
Massachusetts Water Resources Authority (RB)
 Series A
     5.000%, 08/01/22..............................   3,000   3,520,980
Massachusetts Water Resources Authority (RB)
 Series J (AGM) (GO OF AUTH)
     5.250%, 08/01/18..............................   2,000   2,107,640

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
MASSACHUSETTS -- (Continued)
Town of Auburn (GO)
    2.000%, 03/15/19............................. $   750 $   763,695
Town of Nantucket (GO)
    3.000%, 10/01/22.............................   1,115   1,198,592
Town of Reading (GO)
    5.000%, 02/01/18.............................   1,065   1,097,791
Town of Wilmington (GO)
    5.000%, 03/15/20.............................   1,665   1,844,737
                                                          -----------
TOTAL MASSACHUSETTS..............................          66,324,494
                                                          -----------

MICHIGAN -- (0.8%)
Kentwood Public Schools (GO)
    4.000%, 05/01/22.............................     500     552,570
Michigan State (GO)
    5.000%, 11/01/19.............................   4,400   4,821,080
Michigan State Trunk Line Revenue (RB)
    5.000%, 11/15/18.............................   5,000   5,309,100
University of Michigan (RB) Series A
    4.000%, 04/01/23.............................   1,000   1,134,240
                                                          -----------
TOTAL MICHIGAN...................................          11,816,990
                                                          -----------

MINNESOTA -- (3.8%)
Bloomington Independent School District No. 271
 (GO) Series A (SD CRED PROG)
    5.000%, 02/01/20.............................   1,150   1,269,588
City of Edina (GO) Series B
    3.000%, 02/01/19.............................     305     315,519
City of State Cloud (GO) Series B
    5.000%, 02/01/21.............................   1,275   1,445,340
Elk River Independent School District No. 728
 (GO) Series A (SD CRED PROG)
    5.000%, 02/01/21.............................   5,000   5,677,800
Lakeville Minnesota Independent School District
 No. 194 (GO) Series D (SD CRED PROG)
    5.000%, 02/01/22.............................   4,000   4,638,720
Minnesota Public Facilities Authority (RB)
 Series A
    5.000%, 03/01/18.............................     620     641,173
Minnesota State (GO) Series A
    5.000%, 10/01/20.............................   4,390   4,945,862
    5.000%, 08/01/22.............................   3,000   3,525,930
Minnesota State (GO) Series B
    5.000%, 08/01/20.............................   5,460   6,121,916
    5.000%, 10/01/21.............................   4,660   5,381,601
Minnesota State (GO) Series D
    5.000%, 08/01/18.............................     485     509,299
Minnesota State (GO) Series E
    2.000%, 08/01/19.............................   1,810   1,849,241
Minnesota State (GO) Series F
    5.000%, 10/01/21.............................  12,025  13,887,071

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MINNESOTA -- (Continued)
Minnesota State (GO) Series K
    5.000%, 11/01/19............................. $3,680 $ 4,036,003
Rochester Independent School District No. 535
 (GO) Series A (SD CRED PROG)
    3.000%, 02/01/22.............................  1,240   1,321,914
Saint Paul Public Library Agency (GO) Series C
    5.000%, 03/01/20.............................    250     276,628
University of Minnesota (RB) Series A (GO OF
 UNIV)
    5.000%, 12/01/17.............................  1,760   1,802,099
                                                         -----------
TOTAL MINNESOTA..................................         57,645,704
                                                         -----------

MISSISSIPPI -- (0.6%)
Mississippi State (GO) Series F
    5.000%, 11/01/21.............................  7,750   8,913,740
                                                         -----------
MISSOURI -- (1.0%)
City of Kansas City (GO) Series A
    4.000%, 02/01/22.............................  1,150   1,278,374
    5.000%, 02/01/23.............................  3,955   4,656,815
North Kansas City School District No. 74 (GO)
 (ST AID DIR DEP)
    4.000%, 03/01/23.............................  5,335   6,028,817
St. Charles Community College (GO)
    3.000%, 02/15/20.............................  2,245   2,360,954
                                                         -----------
TOTAL MISSOURI...................................         14,324,960
                                                         -----------

NEBRASKA -- (0.4%)
Metropolitan Utilities District of Omaha (RB)
    5.000%, 12/01/20.............................  1,000   1,127,800
Omaha Public Power District (RB) Series B
    5.000%, 02/01/18.............................  2,965   3,056,530
Omaha School District (GO)
    4.000%, 12/15/19.............................  1,365   1,467,552
                                                         -----------
TOTAL NEBRASKA...................................          5,651,882
                                                         -----------

NEVADA -- (0.7%)
City of Henderson NV (GO)
    5.000%, 06/01/21.............................    490     558,213
Clark County (GO) Series A
    5.000%, 07/01/19.............................  1,725   1,869,038
    5.000%, 07/01/25.............................  2,700   3,273,102
Clark County School District (GO) Series A
    5.000%, 06/15/19.............................  1,500   1,617,450
Clark County School District (GO) Series A
 (NATL-RE FGIC)
    4.500%, 06/15/17.............................    400     401,644
Nevada State (GO) Series A
    5.000%, 08/01/19.............................  1,825   1,981,913

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
NEVADA -- (Continued)
Nevada State (GO) Series D
    5.000%, 06/01/17............................. $  425 $   426,364
                                                         -----------
TOTAL NEVADA.....................................         10,127,724
                                                         -----------

NEW HAMPSHIRE -- (1.1%)
City of Dover (GO)
    3.000%, 06/15/19.............................    600     624,036
City of Nashua (GO)
    4.000%, 07/15/19.............................  5,350   5,682,609
    4.000%, 07/15/20.............................  2,720   2,951,200
New Hampshire State (GO) Series A
    5.000%, 03/01/23.............................  5,910   7,005,655
                                                         -----------
TOTAL NEW HAMPSHIRE..............................         16,263,500
                                                         -----------

NEW JERSEY -- (0.8%)
Essex County (GO) Series A
    5.000%, 08/01/20.............................  1,000   1,116,480
Livingston Township (GO)
    3.000%, 01/15/21.............................    350     369,859
Morris County (GO)
    4.000%, 10/15/20.............................  2,390   2,610,406
New Jersey Educational Facilities Authority (RB)
 Series B
    5.000%, 07/01/19.............................  2,330   2,528,213
Princeton Regional School District (GO) (ST AID
 WITHHLDG)
    1.750%, 02/01/22.............................  1,095   1,107,483
South Orange & Maplewood School District (GO)
 (SCH BD RES FD)
    3.000%, 03/01/22.............................    350     372,505
Township of North Brunswick (GO)
    2.000%, 08/01/18.............................  1,075   1,089,330
Union County (GO) Series B
    3.000%, 03/01/22.............................  2,315   2,472,767
Union County (GO) Series B (ETM)
    3.000%, 03/01/22.............................     45      48,088
                                                         -----------
TOTAL NEW JERSEY.................................         11,715,131
                                                         -----------

NEW MEXICO -- (0.9%)
City of Albuquerque (GO) Series A
    5.000%, 07/01/24.............................  1,300   1,572,467
Farmington Municipal School District No. 5 (GO)
 (ST AID WITHHLDG)
    4.000%, 09/01/20.............................    945   1,026,534
Las Cruces School District No. 2 (GO) Series A
 (ST AID WITHHLDG)
    4.000%, 08/01/19.............................  1,000   1,062,270
    4.000%, 08/01/20.............................    125     135,604
New Mexico State Severance Tax Permanent Fund
 (RB) Series A
    5.000%, 07/01/19.............................  2,000   2,166,100

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
NEW MEXICO -- (Continued)
New Mexico State Severance Tax Permanent Fund
 (RB) Series B
    4.000%, 07/01/20............................. $ 4,100 $ 4,449,689
Santa Fe County (GO)
    5.000%, 07/01/22.............................   1,000   1,168,840
Santa Fe Public School District (GO) (ST AID
 WITHHLDG)
    5.000%, 08/01/24.............................   2,000   2,414,700
                                                          -----------
TOTAL NEW MEXICO.................................          13,996,204
                                                          -----------

NEW YORK -- (5.2%)
Albany County (GO) Series B
    4.000%, 11/01/18.............................   2,470   2,580,779
Brewster Central School District (GO) (ST AID
 WITHHLDG)
    2.000%, 10/01/19.............................   1,000   1,020,630
City of New York (GO) Series A
    5.000%, 08/01/24.............................     860   1,036,386
City of New York (GO) Series B
    5.000%, 08/01/19.............................     600     651,726
    5.000%, 08/01/21.............................     450     515,921
    5.000%, 08/01/22.............................     600     701,556
City of New York (GO) Series B-Subseries B-7
 (AMBAC)
    5.000%, 08/15/18.............................   1,620   1,702,831
City of New York (GO) Series C
    5.250%, 08/01/18.............................     430     452,648
    5.000%, 08/01/20.............................   5,625   6,293,531
City of New York (GO) Series E
    5.000%, 08/01/21.............................   3,975   4,557,298
    5.000%, 08/01/23.............................   6,000   7,140,780
City of New York (GO) Series G
    5.000%, 08/01/19.............................   3,500   3,801,735
New York State Dormitory Authority (RB) Series A
    3.000%, 07/01/20.............................   1,615   1,702,824
    5.000%, 03/15/23.............................     200     237,806
New York State Dormitory Authority (RB) Series B
    5.000%, 02/15/22.............................  10,200  11,841,690
    5.000%, 02/15/24.............................   4,900   5,883,038
New York State Dormitory Authority (RB) Series C
    5.000%, 03/15/19.............................     825     885,868
New York State Dormitory Authority (RB) Series D
    5.000%, 02/15/24.............................   9,950  11,946,169
New York State Dormitory Authority (RB) Series E
    5.000%, 03/15/21.............................   2,000   2,276,520
New York State Urban Development Corp. (RB)
 Series A
    5.000%, 03/15/19.............................   1,630   1,750,261
    5.000%, 03/15/25.............................   3,440   4,165,393

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
NEW YORK -- (Continued)
New York State Urban Development Corp. (RB)
 Series C
    5.000%, 12/15/18............................. $4,225 $ 4,499,540
Penfield Central School District (GO) (ASSURED
 GTY) (ST AID WITHHLDG)
    3.750%, 06/15/19.............................    150     158,423
Sachem Central School District (GO) (ST AID
 WITHHLDG)
    5.000%, 10/15/19.............................  1,300   1,420,887
Town of Cheektowaga (GO)
    5.000%, 07/15/23.............................    300     357,624
Town of Huntington (GO)
    2.000%, 12/01/23.............................    100     101,796
                                                         -----------
TOTAL NEW YORK...................................         77,683,660
                                                         -----------

NORTH CAROLINA -- (6.4%)
City of Charlotte (GO) Series A
    5.000%, 07/01/18.............................  4,380   4,586,386
City of Charlotte Water & Sewer System Revenue
 (RB)
    5.000%, 07/01/19.............................  2,000   2,169,240
City of High Point (GO)
    5.000%, 03/01/18.............................    700     723,842
City of Raleigh (GO) Series A
    5.000%, 09/01/22.............................  2,685   3,165,910
Forsyth County (GO)
    4.000%, 12/01/21.............................  3,500   3,903,760
Guilford County (GO) Series A
    5.000%, 02/01/22.............................  1,800   2,096,406
Guilford County (GO) Series B
    5.000%, 05/01/24.............................  5,000   6,076,400
Johnston County (GO)
    4.000%, 02/01/20.............................  3,735   4,022,782
Johnston County (GO) Series A
    5.000%, 02/01/21.............................  2,995   3,401,002
Lincoln County (GO) Series A
    2.000%, 06/01/17.............................    500     500,440
Moore County (GO)
    5.000%, 06/01/22.............................  2,740   3,199,854
New Hanover County (GO)
    4.000%, 08/01/19.............................  2,280   2,429,842
    5.000%, 02/01/23.............................    250     297,375
North Carolina Eastern Municipal Power Agency
 (RB) Series B (NATL-IBC) (ETM)
    6.000%, 01/01/22.............................  9,700  11,682,001
North Carolina State (GO) Series B
    5.000%, 06/01/25.............................  8,000   9,835,440
North Carolina State (GO) Series B
    5.000%, 06/01/18.............................  2,000   2,087,740
North Carolina State (GO) Series C
    5.000%, 05/01/20.............................  3,270   3,639,510
    5.000%, 05/01/21.............................  4,625   5,290,954

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NORTH CAROLINA -- (Continued)
North Carolina State (GO) Series D
            4.000%, 06/01/21............................. $5,000 $ 5,534,450
            4.000%, 06/01/23.............................  8,700   9,909,996
North Carolina State (GO) Series E
            5.000%, 05/01/19.............................  5,000   5,393,950
Wake County (GO)
            5.000%, 09/01/21.............................  1,450   1,672,386
Wake County (GO) Series C
            5.000%, 03/01/24.............................  3,000   3,635,580
                                                                 -----------
TOTAL NORTH CAROLINA.....................................         95,255,246
                                                                 -----------

OHIO -- (4.0%)
City of Cincinnati (GO) Series A
            4.000%, 12/01/21.............................  2,645   2,935,236
City of Cincinnati (GO) Series C
            5.000%, 12/01/19.............................  2,955   3,238,355
City of Columbus (GO) Series 1
            5.000%, 07/01/22.............................  4,100   4,812,252
City of Columbus (GO) Series A
            2.000%, 08/15/20.............................  3,285   3,367,191
            3.000%, 07/01/21.............................    470     501,076
            3.000%, 07/01/22.............................    700     750,869
            2.000%, 08/15/22.............................  6,160   6,300,017
            4.000%, 07/01/23.............................  4,995   5,676,768
Hamilton County Sewer System Revenue (RB) Series A
            5.000%, 12/01/21.............................    200     230,854
Oakwood City School District (GO)
            2.000%, 12/01/17.............................    280     281,786
Ohio Higher Educational Facility Commission (RB)
(currency)  5.250%, 07/01/44
            (Pre-refunded
            @ $100, 7/1/20)..............................  1,875   2,106,094
Ohio State (GO)
            5.000%, 09/01/19.............................  6,000   6,536,220
Ohio State (GO) Series A
            5.000%, 09/01/19.............................    550     599,153
            5.000%, 05/01/20.............................  1,555   1,729,269
            3.000%, 02/01/22.............................    500     534,930
            5.000%, 08/01/22.............................  4,005   4,698,306
            5.000%, 09/15/22.............................    500     588,210
            5.000%, 09/15/22.............................    250     294,105
Ohio State (GO) Series B
            5.000%, 08/01/19.............................    200     217,336
            5.000%, 09/15/19.............................  2,065   2,252,605
            5.000%, 08/01/20.............................  3,020   3,383,034
            5.000%, 06/15/21.............................  1,500   1,718,505
            5.000%, 06/15/22.............................  4,000   4,682,680
Ohio State (GO) Series C
            5.000%, 09/15/21.............................  1,000   1,151,960
Ohio State (RB) Series 1-GARVEE
            5.000%, 12/15/17.............................  1,250   1,281,987
                                                                 -----------
TOTAL OHIO...............................................         59,868,798
                                                                 -----------

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
OKLAHOMA -- (0.1%)
City of Oklahoma City (GO)
    5.000%, 03/01/19............................. $ 1,310 $ 1,403,914
City of Tulsa (GO)
    5.000%, 12/01/17.............................     400     409,568
                                                          -----------
TOTAL OKLAHOMA...................................           1,813,482
                                                          -----------

OREGON -- (1.4%)
City of Portland (GO) Series B
    4.000%, 06/01/20.............................     935   1,015,055
City of Portland Water System Revenue (RB)
 Series A
    5.000%, 04/01/21.............................   8,000   9,134,960
Lane County School District No. 4J Eugene (GO)
 Series A (SCH BD GTY)
    5.000%, 06/15/23.............................   3,355   3,986,948
Oregon State (GO) Series A
    5.000%, 05/01/21.............................     200     228,546
Oregon State (GO) Series G
    5.000%, 12/01/24.............................   2,290   2,786,976
Portland Community College District (GO)
    5.000%, 06/15/18.............................   2,760   2,885,414
Washington County School District No. 1 (GO)
 (NATL-RE FGIC)
    5.250%, 06/15/17.............................     400     402,052
                                                          -----------
TOTAL OREGON.....................................          20,439,951
                                                          -----------

PENNSYLVANIA -- (1.6%)
Commonwealth of Pennsylvania (GO)
    5.000%, 07/01/18.............................   1,500   1,569,255
Commonwealth of Pennsylvania (GO) Series 1
    5.000%, 04/01/22.............................  11,260  12,951,927
Monroe County (GO)
    4.000%, 12/15/18.............................     400     419,260
Montgomery County (GO)
    5.000%, 05/01/23.............................   5,255   6,222,866
Pennsylvania Economic Development Financing
 Authority (RB) Series A
    5.000%, 07/01/19.............................   1,300   1,409,135
West View Municipal Authority Water Revenue (RB)
    4.000%, 11/15/20.............................   1,100   1,195,876
                                                          -----------
TOTAL PENNSYLVANIA...............................          23,768,319
                                                          -----------

RHODE ISLAND -- (1.8%)
Rhode Island State (GO) Series A
    5.000%, 08/01/19.............................   8,000   8,682,240
    5.000%, 08/01/22.............................   1,605   1,876,662
Rhode Island State (GO) Series C
    5.000%, 08/01/19.............................   9,185   9,968,297
    5.000%, 08/01/20.............................   4,870   5,443,832

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
RHODE ISLAND -- (Continued)
Rhode Island State (GO) Series D
    5.000%, 08/01/22............................. $  685 $   800,943
                                                         -----------
TOTAL RHODE ISLAND...............................         26,771,974
                                                         -----------

SOUTH CAROLINA -- (3.1%)
Beaufort County (GO) Series C (ST AID WITHHLDG)
    5.000%, 03/01/22.............................  3,485   4,058,004
Berkeley County School District (GO) Series B
 (SCSDE)
    5.000%, 03/01/22.............................  4,120   4,776,563
Charleston County (GO) Series A
    5.000%, 11/01/22.............................  4,780   5,653,640
Charleston County School District (GO) Series A
 (SCSDE)
    5.000%, 02/01/21.............................  2,020   2,292,256
City of Charleston SC Waterworks & Sewer System
 Revenue (RB)
    5.000%, 01/01/20.............................  1,805   1,988,586
City of North Charleston (GO) (ST AID WITHHLDG)
    5.000%, 06/01/21.............................    385     439,909
Clemson University (RB)
    3.000%, 05/01/21.............................    350     369,026
Dorchester County School District No. 2 (GO)
 Series B (SCSDE)
    5.000%, 03/01/25.............................  1,430   1,733,603
Florence School District One (GO) (SCSDE)
    5.000%, 03/01/20.............................  3,335   3,687,243
Lexington & Richland School District No. 5 (GO)
 (SCSDE)
    5.000%, 03/01/19.............................    945   1,012,927
Richland County School District No. 1 (GO)
 Series A (SCSDE)
    5.000%, 03/01/20.............................  5,480   6,055,564
Richland County School District No. 2 (GO)
 Series A (SCSDE)
    5.000%, 02/01/21.............................  2,085   2,363,556
South Carolina State (GO) Series A
    5.000%, 06/01/19.............................  2,500   2,704,025
South Carolina State (GO) Series A (ST AID
 WITHHLDG)
    5.000%, 10/01/23.............................  5,500   6,605,335
York County (GO) (ST AID WITHHLDG)
    5.000%, 04/01/20.............................  1,900   2,107,651
                                                         -----------
TOTAL SOUTH CAROLINA.............................         45,847,888
                                                         -----------

TENNESSEE -- (3.8%)
City of Clarksville Water Sewer & Gas Revenue
 (RB)
    5.000%, 02/01/20.............................  3,150   3,471,237

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
TENNESSEE -- (Continued)
City of Johnson City (GO)
     3.000%, 06/01/19.............................. $  875 $   908,871
City of Memphis (GO) Series A
     5.000%, 11/01/22..............................  9,695  11,383,190
     5.000%, 04/01/25..............................  1,945   2,360,433
City of Pigeon Forge (GO)
     4.000%, 06/01/21..............................    670     736,008
Hamilton County (GO) Series B
     3.000%, 03/01/22..............................  4,550   4,875,416
Knox County (GO)
     5.000%, 06/01/20..............................  2,585   2,884,240
Maury County (GO)
     5.000%, 04/01/21..............................  5,105   5,799,944
Maury County (GO) Series B
     5.000%, 04/01/19..............................  1,000   1,075,320
Metropolitan Government of Nashville & Davidson
 County (GO)
     5.000%, 01/01/18..............................  2,700   2,773,872
     5.000%, 07/01/22..............................  1,000   1,167,220
Metropolitan Government of Nashville & Davidson
 County (GO) Series A
     5.000%, 01/01/20..............................  1,100   1,209,747
Metropolitan Government of Nashville & Davidson
 County (RB) Series E (ETM)
     4.000%, 10/01/17..............................  2,000   2,025,540
Putnam County (GO)
     4.000%, 04/01/23..............................    975   1,098,259
Shelby County (GO) Series A
     5.000%, 04/01/20..............................  7,000   7,765,030
Sumner County (GO)
     5.000%, 06/01/21..............................    110     125,783
Tennessee State (GO) Series A
     4.000%, 09/01/18..............................  3,325   3,460,261
Tennessee State (GO) Series B
     5.000%, 08/01/20..............................  1,945   2,180,792
Williamson County (GO) Series A
     4.000%, 05/01/22..............................    300     336,114
Wilson County (GO) Series B
     4.000%, 04/01/20..............................  1,040   1,120,881
                                                           -----------
TOTAL TENNESSEE....................................         56,758,158
                                                           -----------

TEXAS -- (14.9%)
Austin Independent School District (GO) (PSF-GTD)
     5.000%, 08/01/20..............................    350     391,717
City of Arlington (GO) Series A
     3.000%, 08/15/20..............................  1,700   1,791,460
City of Austin (GO)
     5.000%, 09/01/20..............................  1,655   1,856,645
City of Dallas (GO)
     5.000%, 02/15/21..............................  9,505  10,538,764

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
TEXAS -- (Continued)
City of Denton (GO)
            4.000%, 02/15/22............................. $2,510 $2,774,077
City of El Paso (GO)
            5.000%, 08/15/19.............................  3,505  3,797,422
City of Fort Worth Water & Sewer System (RB)
            5.000%, 02/15/19.............................    400    428,204
City of Houston (GO) Series A
            5.000%, 03/01/18.............................    750    775,613
            5.000%, 03/01/21.............................  3,100  3,508,270
            5.000%, 03/01/22.............................  5,890  6,813,729
City of Houston Combined Utility System Revenue (RB)
 (ASSURED GTY)
(currency)  5.375%, 11/15/38
            (Pre-refunded
            @ $100, 5/15/19).............................  4,735  5,140,884
City of Lubbock (GO)
            5.000%, 02/15/19.............................  3,000  3,208,770
            5.000%, 02/15/23.............................  1,000  1,175,590
City of Richardson (GO)
            4.250%, 02/15/18.............................    400    410,624
City of San Antonio (GO)
            5.000%, 02/01/20.............................  1,000  1,104,560
City of San Antonio Electric & Gas (RB)
            5.000%, 02/01/21.............................  3,000  3,400,800
City of San Antonio Electric & Gas Systems Revenue (RB)
            5.000%, 02/01/21.............................    720    816,192
City of San Antonio Electric & Gas Systems Revenue (RB)
 Series D
            5.000%, 02/01/19.............................    400    427,668
City of Southlake (GO)
            3.000%, 02/15/23.............................  1,510  1,623,703
Clear Creek Independent School District (GO) Series A
 (PSF-GTD)
            5.000%, 02/15/25.............................  2,175  2,634,360
Cypress-Fairbanks Independent School District (GO)
 (PSF-GTD)
            5.000%, 02/15/21.............................  3,500  3,972,360
Dallas Area Rapid Transit (RB) Series B
            5.000%, 12/01/21.............................  2,545  2,930,313
Dallas Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/19.............................  3,480  3,724,748
El Paso Independent School District (GO) (PSF-GTD)
            5.000%, 08/15/24.............................    500    602,685
Fort Bend Independent School District (GO) (PSF-GTD)
            3.000%, 08/15/17.............................  1,500  1,509,390
Galveston County (GO)
            5.000%, 02/01/22.............................  1,000  1,155,710

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
TEXAS -- (Continued)
Grayson County (GO)
            5.000%, 01/01/21............................. $1,990 $2,244,760
Harris County (GO) Series A
            4.000%, 10/01/18.............................    880    917,523
            5.000%, 10/01/19.............................  4,345  4,742,698
            5.000%, 10/01/19.............................  3,500  3,820,355
Harris County Metropolitan Transit Authority (RB) Series
 B
            4.000%, 11/01/18.............................    400    416,904
Hays Consolidated Independent School District (GO)
 (PSF-GTD)
            5.000%, 08/15/23.............................  1,355  1,613,249
Hidalgo County Drain District No. 1 (GO)
            5.000%, 09/01/22.............................  1,000  1,166,830
Highland Park Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20.............................  1,790  1,976,142
Houston Higher Education Finance Corp. (RB) Series A
(currency)  6.875%, 05/15/41
            (Pre-refunded
            @ $100, 5/15/21).............................  3,225  3,916,472
Humble Independent School District (GO) Series A
 (PSF-GTD)
            2.000%, 02/15/19.............................    100    101,745
            5.500%, 02/15/25.............................  7,000  8,717,590
Katy Independent School District (GO) Series A (PSF-GTD)
            5.000%, 02/15/20.............................  3,820  4,218,350
La Porte Independent School District (GO)
            5.000%, 02/15/21.............................  1,700  1,923,363
Lake Travis Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20.............................  3,480  3,836,839
Mansfield Independent School District (GO)
            5.000%, 02/15/20.............................  1,000  1,099,650
Mansfield Independent School District (GO) Series A
 (PSF-GTD)
            5.000%, 02/15/22.............................    895  1,034,119
Mesquite Independent School District (GO) Series B
 (PSF-GTD)
            5.000%, 08/15/17.............................  2,270  2,297,036
Northside Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/23.............................  4,535  5,372,342
Northside Independent School District (GO) Series A
 (PSF-GTD)
            4.000%, 08/15/24.............................  5,215  5,967,942
Northwest Independent School District (GO) Series A
 (PSF-GTD)
            5.000%, 02/15/24.............................  1,695  2,036,254

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT     VALUE+
                                                    ------     ------
                                                    (000)
TEXAS -- (Continued)
Plano Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/24.............................. $11,000 $ 13,206,820
San Antonio Independent School District (GO)
 (PSF-GTD)
     5.000%, 02/15/20..............................   4,100    4,527,548
Spring Independent School District (GO) (PSF-GTD)
     5.000%, 08/15/19..............................   5,000    5,432,500
Tarrant Regional Water District (RB)
     6.000%, 09/01/24..............................   3,450    4,375,393
Texas A&M University (RB) Series B
     5.000%, 05/15/21..............................   4,000    4,576,320
Texas A&M University Fund (RB)
     5.000%, 07/01/23..............................   3,500    4,175,080
Texas State (GO) Series A
     5.000%, 03/01/25..............................   5,000    6,025,450
Texas State (GO)
     5.000%, 04/01/19..............................   4,500    4,838,940
     5.000%, 04/01/23..............................  10,000   11,860,600
     5.000%, 10/01/23..............................  15,345   18,346,482
Texas State (GO) Series A
     5.000%, 10/01/19..............................   1,900    2,075,351
Texas Transportation Commission State Highway
 Fund (RB)
     5.250%, 04/01/26..............................     300      372,846
Texas Transportation Commission State Highway
 Fund (RB) Series A
     5.000%, 04/01/19..............................   5,000    5,376,600
     5.000%, 04/01/20..............................   7,900    8,761,021
University of Texas System (The) (RB) Series J
     5.000%, 08/15/25..............................   2,500    3,054,875
Via Metropolitan Transit (RB)
     5.000%, 07/15/20..............................   2,495    2,790,059
                                                            ------------
TOTAL TEXAS........................................          223,730,306
                                                            ------------

UTAH -- (1.5%)
Davis County (GO)
     4.000%, 02/01/18..............................     350      358,134
Jordan School District (GO) (SCH BD GTY)
     5.000%, 06/15/17..............................   1,070    1,075,232
North Davis County Sewer District (RB)
     3.000%, 03/01/21..............................   2,135    2,271,726
Utah State (GO)
     5.000%, 07/01/22..............................  11,285   13,251,637
Utah State (GO) Series C
     5.000%, 07/01/19..............................   1,100    1,193,082

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
UTAH -- (Continued)
Washington County School District Board of
 Education (GO) (SCH BD GTY)
    5.000%, 03/01/18............................. $1,500 $ 1,551,090
    5.000%, 03/01/20.............................  2,135   2,363,018
                                                         -----------
TOTAL UTAH.......................................         22,063,919
                                                         -----------

VERMONT -- (0.3%)
Vermont State (GO) Series B
    5.000%, 08/15/23.............................  1,270   1,531,328
Vermont State (GO) Series C
    4.000%, 08/15/23.............................    225     257,879
Vermont State (GO) Series F
    5.000%, 08/15/17.............................  1,500   1,517,595
    5.000%, 08/15/20.............................  1,100   1,237,192
                                                         -----------
TOTAL VERMONT....................................          4,543,994
                                                         -----------

VIRGINIA -- (3.6%)
City of Hampton (GO) Series B (ST AID WITHHLDG)
    5.000%, 09/01/21.............................  3,000   3,445,110
    5.000%, 09/01/22.............................  2,050   2,403,420
City of Lynchburg (GO)
    5.000%, 02/01/20.............................  1,390   1,531,363
City of Newport News (GO) Series A
    2.000%, 07/15/18.............................    515     521,556
City of Norfolk (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19.............................  2,505   2,734,909
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/21.............................  1,370   1,555,909
City of Richmond (GO) Series B (ST AID WITHHLDG)
    5.000%, 07/15/26.............................  3,635   4,475,012
City of Roanoke (GO) (ST AID WITHHLDG)
    4.000%, 04/01/20.............................  1,000   1,079,860
Commonwealth of Virginia (GO) Series B
    4.000%, 06/01/23.............................  2,500   2,847,700
Fairfax County (GO) Series A (ST AID WITHHLDG)
    5.000%, 10/01/19.............................  2,500   2,733,225
    5.000%, 10/01/19.............................  3,880   4,241,965
Fairfax County (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19.............................  6,925   7,571,033
Loudoun County (GO) Series A (ST AID WITHHLDG)
    5.000%, 12/01/22.............................  4,000   4,734,640
Pittsylvania County (GO) (ST AID WITHHLDG)
    5.000%, 02/01/21.............................    250     282,618

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
VIRGINIA -- (Continued)
Spotsylvania County Water & Sewer System Revenue
 (RB)
    5.000%, 06/01/19............................. $2,885 $ 3,113,002
University of Virginia (RB) Series B
    5.000%, 08/01/21.............................  6,250   7,193,437
Virginia Public School Authority (RB) Series D
 (ST AID WITHHLDG)
    5.250%, 08/01/18.............................    500     526,465
Virginia Resources Authority (RB) Series B
    4.000%, 10/01/19.............................  2,000   2,139,100
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20.............................    745     841,328
                                                         -----------
TOTAL VIRGINIA...................................         53,971,652
                                                         -----------

WASHINGTON -- (7.4%)
Benton County School District No. 400 Richland
 (GO) (SCH BD GTY)
    5.000%, 12/01/22.............................  4,705   5,511,437
Central Puget Sound Regional Transit Authority
 (RB) Series P-1
    5.000%, 02/01/18.............................    250     257,698
City of Seattle (GO)
    5.000%, 12/01/19.............................  1,500   1,648,260
    5.000%, 12/01/20.............................  2,745   3,105,089
City of Seattle Drainage & Wastewater Revenue
 (RB)
    5.000%, 09/01/20.............................  3,665   4,116,675
City of Seattle Municipal Light & Power Revenue
 (RB)
    5.000%, 09/01/20.............................    350     392,767
City of Seattle Municipal Light & Power Revenue
 (RB) Series A
    5.000%, 06/01/19.............................  1,525   1,647,488
    5.000%, 06/01/22.............................    310     362,359
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/22.............................  6,000   7,061,220
Clark County School District No. 119
 Battleground (GO) (SCH BD GTY)
    4.000%, 12/01/21.............................  1,000   1,109,260
    4.000%, 12/01/22.............................  2,630   2,950,571
County of Kitsap WA (GO)
    5.000%, 06/01/21.............................    200     227,586
King County (GO)
    5.000%, 01/01/21.............................    425     481,691
King County (GO) Series A
    5.000%, 07/01/19.............................  1,110   1,204,172
    5.000%, 07/01/20.............................  2,650   2,964,899
King County (GO) Series E
    5.000%, 12/01/19.............................  1,300   1,429,194

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
WASHINGTON -- (Continued)
King County School District No. 210 (GO) (SCH BD
 GTY)
    2.000%, 12/01/18............................. $1,200 $1,218,924
King County School District No. 403 Renton (GO)
 (SCH BD GTY)
    5.000%, 12/01/19.............................  1,150  1,263,056
King County School District No. 405 Bellevue
 (GO) (SCH BD GTY)
    5.000%, 12/01/18.............................  1,500  1,594,170
King County School District No. 411 Issaquah
 (GO) (SCH BD GTY)
    5.000%, 12/01/23.............................  3,500  4,215,890
King County School District No. 412 (GO) (SCH BD
 GTY)
    4.000%, 12/01/21.............................  1,000  1,105,520
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/20.............................  2,880  3,245,933
Skagit County School District No. 103 (GO) (SCH
 BD GTY)
    5.000%, 12/01/19.............................  1,925  2,110,108
    5.000%, 12/01/20.............................  2,245  2,529,397
Snohomish County Public Utility District No. 1
 (RB)
    5.000%, 12/01/19.............................  1,655  1,813,698
Snohomish County School District No. 15 Edmonds
 (GO) (SCH BD GTY)
    5.000%, 12/01/20.............................  2,555  2,879,638
Snohomish County School District No. 6 Mukilteo
 (GO) (SCH BD GTY)
    5.000%, 12/01/18.............................  2,000  2,125,240
Spokane County (GO)
    5.000%, 12/01/22.............................  1,025  1,198,901
Tacoma Metropolitan Park District (GO) Series B
    5.000%, 12/01/21.............................    150    173,141
Thurston County School District No. 111 (GO)
 (SCH BD GTY)
    5.000%, 12/01/21.............................    425    490,769
University of Washington (RB) Series A
    5.000%, 07/01/22.............................  6,505  7,613,907
Washington State (GO) Series 2010A
    5.000%, 08/01/18.............................    500    525,240
Washington State (GO) Series 2013A
    5.000%, 08/01/21.............................    225    258,462
Washington State (GO) Series A
    5.000%, 08/01/23.............................    750    895,042
Washington State (GO) Series B
    5.000%, 07/01/25.............................  1,500  1,825,905
Washington State (GO) Series C
    5.000%, 07/01/17.............................    300    302,031

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
WASHINGTON -- (Continued)
Washington State (GO) Series D
    5.000%, 02/01/19............................. $  900 $    961,767
Washington State (GO) Series E
    5.000%, 02/01/19.............................  2,000    2,137,260
Washington State (GO) Series R-2012C
    4.000%, 07/01/21.............................  1,610    1,780,676
Washington State (GO) Series R-2012D
    5.000%, 07/01/20.............................  5,000    5,584,250
Washington State (GO) Series R-2013A
    5.000%, 07/01/21.............................  7,000    8,024,240
Washington State (GO) Series R-2015
    5.000%, 07/01/18.............................  1,000    1,047,240
    5.000%, 07/01/22.............................  3,720    4,360,175
Washington State (GO) Series R-2015C
    5.000%, 07/01/20.............................  2,000    2,233,700
Washington State (GO) Series R-2015E
    5.000%, 07/01/21.............................  5,000    5,731,600
Washington State (GO) Series R-C
    5.000%, 07/01/19.............................  1,750    1,897,682
Washington State (GO) Series R-D
    5.000%, 07/01/23.............................  3,800    4,528,042
                                                         ------------
TOTAL WASHINGTON.................................         110,141,970
                                                         ------------

WEST VIRGINIA -- (0.7%)
Jefferson County Board of Education (GO) (WV BD
 COMM)
    4.000%, 05/01/20.............................    130      139,562

                                                   FACE
                                                  AMOUNT     VALUE+
                                                  ------     ------
                                                  (000)
WEST VIRGINIA -- (Continued)
West Virginia State (GO) Series A
    5.000%, 06/01/19............................. $9,525 $   10,279,761
                                                         --------------
TOTAL WEST VIRGINIA..............................            10,419,323
                                                         --------------

WISCONSIN -- (1.6%)
City of Milwaukee (GO) Series N1
    5.000%, 02/01/19.............................  6,220      6,647,998
City of Oshkosh (GO) Series B
    3.000%, 12/01/23.............................    445        475,131
Oregon School District (GO)
    3.000%, 03/01/21.............................    430        455,056
Sun Prairie Area School District (GO)
    4.000%, 03/01/20.............................    570        611,433
Wisconsin State (GO) Series 1 (AMBAC)
    5.000%, 05/01/19.............................  2,150      2,318,066
Wisconsin State (GO) Series 2
    5.000%, 11/01/20.............................  5,610      6,331,222
Wisconsin State (GO) Series 3
    5.000%, 11/01/22.............................  3,110      3,669,427
Wisconsin State (GO) Series C
    5.000%, 05/01/20.............................  3,295      3,665,292
                                                         --------------
TOTAL WISCONSIN..................................            24,173,625
                                                         --------------
TOTAL MUNICIPAL BONDS............................         1,498,037,753
                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,480,250,659)..........................         $1,498,037,753
                                                         ==============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ---------------------------------------------
                          LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                          ------- -------------- ------- --------------
         Municipal Bonds.   --    $1,498,037,753   --    $1,498,037,753
                            --    --------------   --    --------------
         TOTAL...........   --    $1,498,037,753   --    $1,498,037,753
                            ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Alameda County Transportation Authority (RB)
            5.000%, 03/01/20............................. $ 4,500 $ 4,993,920
Anaheim Union High School District (GO)
            5.000%, 08/01/17.............................   1,650   1,666,780
            5.000%, 08/01/19.............................     400     433,832
Bay Area Toll Authority (RB)
            4.000%, 04/01/18.............................   4,430   4,555,103
            5.000%, 04/01/19.............................     775     833,071
Bay Area Toll Authority (RB) Series F-1
(currency)  5.000%, 04/01/34
            (Pre-refunded
            @ $100, 4/1/18)..............................   9,585   9,944,246
(currency)  5.000%, 04/01/34
            (Pre-refunded
            @ $100, 4/1/19)..............................   1,000   1,075,720
(currency)  5.125%, 04/01/39
            (Pre-refunded
            @ $100, 4/1/19)..............................   8,125   8,759,400
(currency)  5.625%, 04/01/44
            (Pre-refunded
            @ $100, 4/1/19)..............................  11,500  12,506,480
Bay Area Toll Authority (RB) Series F-2
            4.000%, 04/01/21.............................     500     551,315
Berkeley Unified School District (GO) Series A
            4.000%, 08/01/19.............................     500     532,510
Berkeley Unified School District (GO) Series D
            5.000%, 08/01/23.............................     295     352,823
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18.............................     380     401,041
California Educational Facilities Authority (RB) Series A
            5.000%, 01/01/18.............................   1,020   1,048,183
            4.000%, 11/01/19.............................     850     906,797
California Health Facilities Financing Authority (RB)
(currency)  6.500%, 10/01/38
            (Pre-refunded
            @ $100, 10/1/18).............................  17,230  18,574,629
(currency)  5.000%, 08/15/39
            (Pre-refunded
            @ $100, 8/15/19).............................   6,300   6,870,402
California Health Facilities Financing Authority (RB)
 Series C
(currency)  6.500%, 10/01/33
            (Pre-refunded
            @ $100, 10/1/18).............................   9,650  10,403,086

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
CALIFORNIA -- (Continued)
California State (GO)
    4.000%, 08/01/17............................. $ 1,750 $ 1,763,580
    5.000%, 08/01/17.............................     700     707,140
    4.000%, 09/01/17.............................     425     429,424
    5.000%, 09/01/17.............................   3,850   3,902,629
    5.000%, 09/01/17.............................   3,500   3,547,845
    5.000%, 09/01/17.............................   2,595   2,630,474
    5.000%, 11/01/17.............................     800     816,424
    5.000%, 02/01/18.............................   5,220   5,381,141
    5.000%, 02/01/18.............................   1,000   1,030,870
    5.500%, 04/01/18.............................  15,445  16,095,389
    5.000%, 08/01/18.............................   5,000   5,253,050
    5.000%, 08/01/18.............................   2,200   2,311,342
    5.000%, 09/01/18.............................   4,500   4,742,280
    5.000%, 09/01/18.............................     250     263,460
    5.000%, 02/01/19.............................   7,940   8,486,351
    5.000%, 04/01/19.............................   5,960   6,406,583
    5.500%, 04/01/19.............................  10,820  11,732,883
    5.000%, 09/01/19.............................   1,000   1,090,580
    5.000%, 10/01/19.............................   1,500   1,640,310
    5.000%, 10/01/19.............................   5,340   5,839,504
    5.000%, 10/01/19.............................   5,000   5,467,700
    5.000%, 11/01/19.............................   2,955   3,240,098
    5.000%, 02/01/20.............................  12,870  14,219,419
    5.000%, 04/01/20.............................   3,705   4,113,328
    5.000%, 04/01/20.............................     325     360,818
    5.000%, 08/01/20.............................   2,415   2,706,949
    5.000%, 09/01/20.............................     700     786,506
    5.000%, 10/01/20.............................   3,410   3,840,547
    5.000%, 10/01/20.............................   1,610   1,813,279
    5.000%, 10/01/20.............................   1,580   1,779,491
    5.000%, 11/01/20.............................   8,000   9,031,440
    5.000%, 02/01/21.............................     650     737,607
    5.000%, 02/01/21.............................   1,575   1,787,278
    5.000%, 04/01/21.............................     795     905,831
    5.000%, 08/01/21.............................   8,060   9,255,056
    5.000%, 09/01/21.............................   1,570   1,805,798
    5.000%, 09/01/21.............................   2,645   3,042,253
    5.000%, 09/01/21.............................   7,845   9,023,241
    5.000%, 10/01/21.............................   5,300   6,108,462
    5.000%, 12/01/21.............................   2,000   2,313,340
    5.000%, 03/01/22.............................   1,075   1,247,935
    5.000%, 04/01/22.............................   1,800   2,093,472
    5.000%, 08/01/22.............................   2,250   2,633,310
    5.000%, 08/01/22.............................     785     918,733
    5.250%, 09/01/22.............................   5,750   6,814,382
    5.250%, 10/01/22.............................     500     593,660
California State (GO) Series A (ETM)
    5.000%, 07/01/19.............................   6,955   7,552,921
California State (GO) Series B
    5.000%, 09/01/17.............................   1,200   1,216,404
    5.000%, 09/01/18.............................   3,000   3,161,520
    5.000%, 09/01/20.............................   3,600   4,044,888
    5.000%, 09/01/21.............................     840     966,160

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
California State Department of Water Resources (RB)
 Series AS
            5.000%, 12/01/19............................. $ 1,000 $ 1,100,460
            5.000%, 12/01/22.............................   3,355   3,981,043
California State Department of Water Resources (RB)
 Series AS (ETM)
            5.000%, 12/01/22.............................      35      41,346
California State Department of Water Resources Power
 Supply Revenue (RB) Series L
            5.000%, 05/01/17.............................  10,405  10,405,000
            5.000%, 05/01/18.............................   2,680   2,788,808
            5.000%, 05/01/19.............................   3,355   3,622,125
            5.000%, 05/01/20.............................   2,575   2,870,018
(currency)  5.000%, 05/01/22
            (Pre-refunded
            @ $100, 5/1/20)..............................   2,500   2,783,300
California State Department of Water Resources Power
 Supply Revenue (RB) Series M
            5.000%, 05/01/18.............................     500     520,300
            4.000%, 05/01/19.............................   1,515   1,605,764
California State Department of Water Resources Power
 Supply Revenue (RB) Series O
            5.000%, 05/01/21.............................  11,505  13,185,765
California State Public Works Board (RB)
(currency)  6.125%, 11/01/29
            (Pre-refunded
            @ $100, 11/1/19).............................   2,000   2,248,200
California State Public Works Board (RB) (ETM)
            5.000%, 09/01/21.............................   1,050   1,212,960
California State University (RB) Series A
            5.000%, 11/01/17.............................   1,700   1,735,156
            5.000%, 11/01/17.............................   1,000   1,020,680
            5.000%, 11/01/17.............................   2,000   2,041,360
            5.000%, 11/01/18.............................     555     588,705
            5.000%, 11/01/18.............................     150     159,110
            5.000%, 11/01/18.............................   1,000   1,060,730
            5.000%, 11/01/19.............................   1,000   1,097,260
            5.000%, 11/01/19.............................   3,660   4,015,972
            5.000%, 11/01/21.............................   2,595   3,006,697
(currency)  5.250%, 11/01/34
            (Pre-refunded
            @ $100, 5/1/19)..............................   9,275  10,051,503
(currency)  6.000%, 11/01/40
            (Pre-refunded
            @ $100, 5/1/19)..............................   2,000   2,196,980
California Statewide Communities Dev. Authority (RB)
(currency)  5.250%, 12/01/27
            (Pre-refunded
            @ $100, 12/1/17).............................   3,605   3,696,423

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
(currency)  6.000%, 05/15/40
            (Pre-refunded
            @ $100, 5/15/18)............................. $ 9,090 $ 9,572,497
(currency)  6.000%, 07/01/40
            (Pre-refunded
            @ $100, 1/1/19)..............................   6,135   6,632,610
California Statewide Communities Dev. Authority (RB)
 (AGM) (ETM)
            5.250%, 07/01/17.............................   4,700   4,733,464
California Statewide Communities Dev. Authority (RB) (CA
 MTG INS)
(currency)  5.750%, 08/15/38
            (Pre-refunded
            @ $100, 8/15/18).............................   3,000   3,184,800
California Statewide Communities Dev. Authority (RB)
 (FHA INS)
(currency)  6.625%, 08/01/29
            (Pre-refunded
            @ $100, 8/1/19)..............................   2,225   2,500,455
Central Marin Sanitation Agency (RB)
            3.000%, 09/01/19.............................   1,160   1,211,330
Chabot-Las Positas Community College District (GO)
            4.000%, 08/01/22.............................   3,050   3,433,141
Chino Basin Regional Financing Authority (RB) Series A
            4.000%, 08/01/17.............................   1,000   1,007,960
Chino Valley Unified School District (GO) Series A
            4.000%, 08/01/17.............................     500     503,930
Chula Vista Elementary School District (GO)
            4.000%, 08/01/17.............................     500     503,870
City & County of San Francisco (GO) Series A
            4.000%, 06/15/18.............................     620     641,725
            4.750%, 06/15/19.............................     650     701,773
            5.000%, 06/15/20.............................     750     839,370
City & County of San Francisco (GO) Series C
            5.000%, 06/15/17.............................     270     271,331
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/17.............................   7,600   7,637,468
            5.000%, 06/15/20.............................     865     968,073
            5.000%, 06/15/21.............................     250     287,608
City of Berkeley (GO)
            2.000%, 07/27/17.............................  11,750  11,786,660
City of Long Beach Harbor Revenue (RB) Series B
            5.000%, 05/15/19.............................     815     880,453
City of Long Beach Harbor Revenue (RB) Series C
            5.000%, 11/15/18.............................   8,360   8,878,153
City of Los Angeles (GO) Series A
            5.000%, 09/01/20.............................   9,400  10,571,522

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
City of Los Angeles (GO) Series B
            5.000%, 09/01/18............................. $ 7,000 $ 7,379,820
            5.000%, 09/01/21.............................   1,250   1,441,150
City of Los Angeles (RAN) Series B
            3.000%, 06/29/17.............................   4,000   4,013,720
City of Los Angeles Department of Airports (RB) (BHAC-CR)
(currency)  5.250%, 05/15/38
            (Pre-refunded
            @ $100, 5/15/18).............................  28,500  29,793,330
City of Los Angeles Solid Waste Resources Revenue (RB)
 Series B
            5.000%, 02/01/18.............................   1,015   1,047,033
City of Los Angeles Wastewater System Revenue (RB)
 Series 2013-B
            5.000%, 06/01/21.............................   1,400   1,606,262
City of Pasadena Electric Revenue (RB) Series A
            5.000%, 06/01/22.............................     385     452,290
City of Sacramento Unified School District (GO)
            5.000%, 07/01/24.............................   1,375   1,659,089
City of San Francisco Public Utilities Commission
 Wastewater Revenue (RB) Series A
            5.000%, 10/01/18.............................     800     845,536
City of San Francisco Public Utilities Commission Water
 Revenue (RB)
            5.000%, 11/01/19.............................   5,920   6,495,779
            5.000%, 11/01/20.............................   3,825   4,325,157
            5.000%, 11/01/21.............................   1,800   2,085,570
            4.000%, 11/01/22.............................   3,000   3,392,460
            5.000%, 11/01/22.............................     500     591,675
            5.000%, 11/01/23.............................   1,835   2,213,359
City of Santa Rosa Wastewater Revenue (RB) Series A
            5.000%, 09/01/21.............................     760     876,561
City of Torrance (GO) (TRANS)
            2.000%, 07/06/17.............................  25,450  25,494,537
City of Tulare Sewer Revenue (RB) (AGM)
            3.000%, 11/15/19.............................     200     208,394
Colton Joint Unified School District (GO) (AGM)
            4.000%, 08/01/20.............................   1,000   1,084,490
Conejo Valley Unified School District (GO)
            4.000%, 08/01/18.............................     700     725,809
Contra Costa Water District (RB) Series Q
            5.000%, 10/01/18.............................     705     745,333
            5.000%, 10/01/19.............................   1,345   1,471,484
Desert Community College District (GO)
            5.000%, 08/01/21.............................     665     764,191

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
Desert Sands Unified School District (GO)
            4.000%, 08/01/18............................. $ 1,375 $ 1,427,621
Dixon Unified School District (GO)
            2.000%, 08/01/18.............................     735     743,791
Downey Unified School District (GO) Series A
            3.000%, 08/01/17.............................   1,785   1,794,693
Dublin Unified School District (GO)
            5.000%, 02/01/19.............................  11,775  12,574,522
East Bay Municipal Utility District Wastewater System
 Revenue (RB) Series A (AMBAC)
(currency)  5.000%, 06/01/33
            (Pre-refunded
            @ $100, 6/1/17)..............................   2,520   2,528,266
East Bay Municipal Utility District Water System Revenue
 (RB) Series A (NATL-RE)
(currency)  5.000%, 06/01/32
            (Pre-refunded
            @ $100, 6/1/17)..............................   4,000   4,013,120
East Bay Regional Park District (GO) Series A
            4.000%, 09/01/21.............................     210     233,501
East Side Union High School District (GO)
            2.000%, 08/01/18.............................   1,215   1,231,645
            2.000%, 08/01/20.............................   1,055   1,082,789
Eastern Municipal Water District Series H
(currency)  5.000%, 07/01/33
            (Pre-refunded
            @ $100, 7/1/18)..............................   3,495   3,658,007
El Rancho Unified School District (GO) (AGM)
            4.000%, 08/01/20.............................     780     844,865
Folsom Cordova Unified School District School Facilities
 Improvement Dist No. 2 (GO)
            5.000%, 10/01/17.............................     845     859,568
Fontana Unified School District (GO)
            5.000%, 08/01/18.............................   3,140   3,297,314
            5.000%, 08/01/19.............................   1,285   1,395,780
            4.000%, 08/01/20.............................   3,620   3,934,288
            4.000%, 08/01/21.............................     530     585,889
Foothill-De Anza Community College District (GO)
            4.000%, 08/01/19.............................     550     586,652
Fort Bragg Unified School District (GO) (AGM)
(currency)  5.500%, 08/01/31
            (Pre-refunded
            @ $100, 8/1/19)..............................     500     549,455
Fremont Unified School District/ Alameda County (GO)
            5.000%, 08/01/18.............................     750     787,763

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
Fremont Union High School District (GO)
            5.000%, 08/01/20............................. $ 1,000 $ 1,122,930
Fresno Unified School District (GO) Series A (AGM)
            4.000%, 08/01/17.............................   1,820   1,834,087
Gilroy Unified School District (GO) (AGM)
            4.000%, 08/01/23.............................   1,900   2,137,424
Glendora Unified School District (GO)
            4.000%, 08/01/18.............................     890     923,606
Grossmont Union High School District (GO)
            4.000%, 08/01/20.............................   2,420   2,637,364
Kern County (RAN)
            3.000%, 05/15/17.............................   6,500   6,505,200
Kern County Series A (AGC)
(currency)  5.750%, 08/01/35
            (Pre-refunded
            @ $100, 2/1/19)..............................     520     562,884
Livermore Valley Joint Unified School District (GO)
            5.000%, 08/01/20.............................     800     895,352
Los Altos Elementary School District (GO)
            5.000%, 08/01/19.............................     975   1,061,785
            4.000%, 08/01/21.............................   1,550   1,722,933
Los Angeles Community College District (GO)
            5.000%, 08/01/21.............................   2,890   3,333,991
Los Angeles Community College District (GO) Series A
            5.000%, 08/01/20.............................  10,000  11,232,700
            5.000%, 08/01/21.............................   1,875   2,163,056
Los Angeles Community College District (GO) Series C
            5.000%, 08/01/20.............................   1,025   1,151,352
Los Angeles Community College District (GO) Series F-1
(currency)  5.000%, 08/01/33
            (Pre-refunded
            @ $100, 8/1/18)..............................   3,375   3,545,370
Los Angeles Community College District (GO) Series G
            5.000%, 08/01/23.............................   3,350   4,030,854
Los Angeles Convention & Exhibit Center Authority (RB)
 Series A (ETM)
            5.000%, 08/15/17.............................   1,125   1,138,298
Los Angeles County (GO) (TRANS)
            3.000%, 06/30/17.............................  16,500  16,557,420
Los Angeles County Metropolitan Transportation Authority
 (RB) Series A
            5.000%, 07/01/17.............................   5,450   5,487,332
            5.000%, 07/01/18.............................   4,650   4,873,572

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
     5.000%, 07/01/19.............................. $4,000 $4,343,880
     5.000%, 07/01/20..............................  3,085  3,455,694
Los Angeles County Metropolitan Transportation
 Authority (RB) Series C
     5.000%, 07/01/21..............................  1,400  1,608,516
Los Angeles Department of Water (RB) Series A
     4.000%, 07/01/17..............................  1,100  1,105,830
Los Angeles Department of Water (RB) Series B
     5.000%, 07/01/19..............................  1,000  1,085,520
Los Angeles Department of Water & Power (RB)
 Series A
     4.000%, 07/01/17..............................    840    844,376
     5.000%, 07/01/18..............................  2,375  2,487,195
     5.000%, 07/01/18..............................    125    130,905
     5.000%, 07/01/19..............................  3,580  3,886,162
     5.000%, 07/01/21..............................  1,750  2,012,955
     5.000%, 07/01/21..............................  2,000  2,300,520
Los Angeles Unified School District (GO) Series A
     5.000%, 07/01/19..............................  3,590  3,897,017
Los Angeles Unified School District (GO) Series A
     4.000%, 07/01/18..............................  1,000  1,036,190
     5.000%, 07/01/18..............................  1,000  1,047,720
     5.000%, 07/01/21..............................  3,500  4,022,830
Los Angeles Unified School District (GO) Series
 A-1
     5.000%, 07/01/18..............................    500    523,860
Los Angeles Unified School District (GO) Series
 A-1 (FGIC)
     5.500%, 07/01/18..............................  2,745  2,891,803
Los Angeles Unified School District (GO) Series
 A-2
     5.000%, 07/01/21..............................  2,200  2,528,636
Los Angeles Unified School District (GO) Series B
     5.000%, 07/01/17..............................  1,750  1,761,935
     5.000%, 07/01/22..............................  1,350  1,586,722
Los Angeles Unified School District (GO) Series C
     5.000%, 07/01/20..............................  1,895  2,121,452
     5.000%, 07/01/22..............................  5,560  6,534,946
     5.000%, 07/01/23..............................  2,000  2,396,120
Los Angeles Unified School District (GO) Series
 KRY
     5.000%, 07/01/19..............................  3,390  3,679,913
Manhattan Beach Unified School District (GO)
 Series F
     4.000%, 09/01/21..............................    500    555,290
Metropolitan Water District of Southern
 California (RB) Series C
     5.000%, 07/01/17..............................  1,220  1,228,345

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
Mount Diablo Unified School District (GO)
            5.000%, 02/01/19............................. $  500 $  534,765
New Haven Unified School District (GO) (AGM)
            12.000%, 08/01/17............................  3,965  4,072,372
            4.000%, 08/01/19.............................  1,430  1,521,334
New Haven Unified School District (GO) Series B (BAM)
            5.000%, 08/01/21.............................  3,100  3,552,755
Newhall School District (GO)
            --%, 08/01/18................................  6,995  6,906,163
Oceanside Community Facilities District (ST)
(currency)  6.250%, 09/01/38
            (Pre-refunded
            @ $100, 9/1/18)..............................  2,325  2,486,518
Orange County Sanitation District (RB) Series A
            5.000%, 02/01/24.............................  5,295  6,411,345
Palm Springs Unified School District (GO) Series D
            2.000%, 08/01/18.............................  3,360  3,406,032
            3.000%, 08/01/20.............................  2,185  2,304,760
Palomar Community College District (GO)
            5.000%, 05/01/23.............................    715    854,332
Pasadena Area Community College District (GO) Series D
            5.000%, 08/01/17.............................    250    252,575
Pasadena Unified School District (GO)
            5.000%, 05/01/20.............................    550    610,951
Peralta Community College District (GO)
            5.000%, 08/01/17.............................  1,000  1,010,170
            5.000%, 08/01/18.............................  1,000  1,050,230
            5.000%, 08/01/19.............................  2,220  2,413,451
Peralta Community College District (GO) Series B
            5.000%, 08/01/17.............................  1,260  1,272,814
            5.000%, 08/01/22.............................  1,845  2,164,388
Port of Los Angeles (RB) Series A
            4.000%, 08/01/17.............................  1,000  1,007,890
Poway Unified School District (GO)
            3.250%, 08/01/18.............................  1,350  1,388,475
Riverside County Transportation Commission (RB) Series A
            5.000%, 06/01/18.............................    500    522,155
Sacramento Municipal Utility District
            5.000%, 08/15/17.............................  1,130  1,143,424
Sacramento Municipal Utility District (RB) Series B
            5.000%, 08/15/17.............................  2,450  2,479,106

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
Sacramento Municipal Utility District (RB) Series U (AGM)
            5.000%, 08/15/17............................. $  620 $  627,366
Sacramento Municipal Utility District (RB) Series X
            5.000%, 08/15/21.............................    750    863,880
San Diego County Regional Transportation Commission (RB)
 Series A
            4.000%, 04/01/18.............................    425    437,202
            5.000%, 04/01/18.............................  1,285  1,333,522
San Diego County Water Authority Financing Corp. (CP)
 Series 2008 A-COPS (AGM)
(currency)  5.000%, 05/01/28
            (Pre-refunded
            @ $100, 5/1/18)..............................  5,810  6,049,430
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/20.............................  1,385  1,544,109
            5.000%, 05/01/21.............................    550    630,350
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB)
            5.000%, 05/15/22.............................  4,425  5,189,551
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series A
            5.000%, 05/15/18.............................    350    364,725
(currency)  5.250%, 05/15/24
            (Pre-refunded
            @ $100, 5/15/20).............................  1,235  1,383,941
(currency)  5.250%, 05/15/39
            (Pre-refunded
            @ $100, 5/15/19).............................  3,500  3,798,655
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series B
            5.000%, 05/15/18.............................  3,650  3,803,555
San Diego Public Facilities Financing Authority Water
 Revenue (RB) Series A (ETM)
            5.000%, 08/01/18.............................  1,260  1,323,605
San Diego Public Facilities Financing Authority Water
 Revenue (RB) Series B
(currency)  5.000%, 08/01/20
            (Pre-refunded
            @ $100, 8/1/19)..............................  1,045  1,136,793
San Diego Unified School District (GO) Series R-3
            5.000%, 07/01/17.............................  2,200  2,214,850
            5.000%, 07/01/23.............................  2,000  2,397,420
San Francisco Bay Area Rapid Transit District (GO)
 Series B
(currency)  5.000%, 08/01/27
            (Pre-refunded
            @ $100, 8/1/17)..............................  5,085  5,137,477

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
CALIFORNIA -- (Continued)
San Francisco Bay Area Rapid Transit District
 (GO) Series C
     4.000%, 08/01/19.............................. $   300 $   320,061
San Francisco Bay Area Rapid Transit District
 (RB)
     4.000%, 07/01/18..............................   1,000   1,035,950
San Francisco Community College District (GO)
     5.000%, 06/15/18..............................   5,000   5,226,650
     5.000%, 06/15/20..............................   1,400   1,561,336
     5.000%, 06/15/22..............................   2,000   2,340,260
San Francisco Community College District (GO)
 Series C
     4.000%, 06/15/18..............................     485     501,606
San Francisco Unified School District (GO)
     5.000%, 06/15/18..............................   1,720   1,798,157
     5.000%, 06/15/21..............................   2,200   2,529,054
San Francisco Unified School District (GO)
 Series A
     2.000%, 06/15/18..............................   3,140   3,178,277
San Francisco Unified School District (GO)
 Series E
     5.000%, 06/15/18..............................   1,500   1,568,160
San Francisco Unified School District (GO)
 Series F&C
     2.000%, 06/15/22..............................   1,750   1,799,035
San Jose Evergreen Community College District
 (GO)
     5.000%, 09/01/21..............................     250     288,800
San Juan Unified School District (GO)
     3.000%, 08/01/22..............................   1,200   1,288,560
San Juan Unified School District (GO) Series B
     2.000%, 08/01/17..............................   1,000   1,002,920
San Leandro Unified School District (GO) Series B
     4.000%, 08/01/21..............................     265     291,911
San Mateo County Community College District (GO)
     4.000%, 09/01/18..............................     775     806,736
     4.000%, 09/01/21..............................   1,310   1,458,947
San Ramon Valley Unified School District (GO)
     4.000%, 08/01/21..............................   4,225   4,690,806
Santa Clara County (GO) Series B
     5.000%, 08/01/18..............................   5,000   5,254,350
Santa Clara County Financing Authority (RB)
 Series A
     5.000%, 02/01/19..............................   3,610   3,858,404
Santa Clara Unified School District (GO)
     5.000%, 07/01/17..............................  10,480  10,550,740

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
Santa Clara Valley Transportation Authority (RB) Series B
            5.000%, 04/01/18............................. $ 8,215 $ 8,525,198
Santa Margarita-Dana Point Authority (RB) Series B (GO
 OF DIST)
            4.000%, 08/01/17.............................   1,000   1,007,910
Santa Monica Community College District (GO) Series A
            5.000%, 08/01/19.............................     315     342,745
Saugus Union School District School Facilities
 Improvement District No. 2014-1 (GO) Series A
            5.000%, 08/01/17.............................   1,580   1,596,274
Solano County Community College District (GO) Series A
            5.000%, 08/01/17.............................     615     621,255
Sonoma County (RB) Series C
            5.000%, 09/01/19.............................   6,035   6,584,607
South San Francisco Unified School District (GO) Series
 G (ETM)
            3.500%, 07/01/18.............................  27,075  27,870,193
Southern California Public Power Authority (RB)
            5.000%, 07/01/18.............................   1,475   1,544,148
            5.000%, 07/01/18.............................   1,135   1,188,209
            5.000%, 07/01/20.............................   1,175   1,315,025
Southwestern Community College District (GO)
            5.000%, 08/01/19.............................   2,230   2,420,687
Southwestern Community College District (GO) Series A
            5.500%, 08/01/17.............................     275     278,105
Sweetwater Union High School District (GO) (ETM)
            5.000%, 01/01/18.............................   1,750   1,797,985
Tustin Unified School District (GO)
(currency)  6.000%, 08/01/36
            (Pre-refunded
            @ $100, 8/1/21)..............................   1,500   1,788,120
Union Elementary School District (GO) Series A
            3.000%, 09/01/18.............................   1,130   1,161,244
University of California (RB) Series O
(currency)  5.750%, 05/15/25
            (Pre-refunded
            @ $100, 5/15/19).............................   2,000   2,190,740
University of California (RB) Series Q
(currency)  5.250%, 05/15/23
            (Pre-refunded
            @ $101, 5/15/17).............................   1,000   1,011,490
Ventura County (GO) (TRANS)
            2.000%, 07/01/17.............................  31,095  31,150,660
West Contra Costa Unified School District (GO) (AGM)
            5.000%, 08/01/17.............................   1,585   1,601,119
            5.000%, 08/01/18.............................   1,415   1,485,891

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
    5.000%, 08/01/20............................. $  820 $  916,899
    5.000%, 08/01/21.............................  2,350  2,693,217
West Contra Costa Unified School District (GO)
 (ASSURED GTY)
    5.000%, 08/01/17.............................    550    555,594
West Contra Costa Unified School District (GO)
 Series A
    4.000%, 08/01/18.............................  2,135  2,215,618
West Contra Costa Unified School District (GO)
 Series B
    6.000%, 08/01/21.............................  1,000  1,187,070
Westlands Water District (RB) Series A (AGM)
    4.000%, 09/01/20.............................  1,045  1,136,939

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
CALIFORNIA -- (Continued)
Whittier Union High School District (GO) Series C
     2.000%, 08/01/18.............................. $1,480 $  1,500,276
Yolo County Washington Unified School District
 (GO)
     4.000%, 08/01/20..............................  1,000    1,084,490
Yosemite Community College District (GO)
     1.000%, 08/01/17..............................  1,850    1,851,036
                                                           ------------
TOTAL MUNICIPAL BONDS..............................         954,256,581
                                                           ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $950,101,012)..............................         $954,256,581
                                                           ============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                    LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                    ------- ------------ ------- ------------
Municipal Bonds....................   --    $954,256,581   --    $954,256,581
                                      --    ------------   --    ------------
TOTAL..............................   --    $954,256,581   --    $954,256,581
                                      ==    ============   ==    ============

                See accompanying Notes to Financial Statements.

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Albany Unified School District (GO)
            4.000%, 08/01/21............................. $  240 $  265,205
Alhambra Unified School District (GO) Series A (ASSURED
 GTY)
            5.250%, 08/01/18.............................    375    395,183
Alum Rock Union Elementary School District (GO) Series A
            5.000%, 09/01/21.............................    730    835,339
Amador County Unified School District (GO)
            4.000%, 08/01/19.............................    385    409,240
Anaheim Public Financing Authority (RB)
            5.000%, 08/01/17.............................    500    505,085
Anaheim Union High School District (GO)
            5.000%, 08/01/19.............................    855    927,316
Antelope Valley Community College District (GO) Series A
            5.000%, 08/01/24.............................    850  1,026,247
Antelope Valley Union High School District (GO)
            4.000%, 08/01/21.............................    500    549,905
            5.000%, 08/01/22.............................  1,650  1,919,346
Azusa Unified School District (GO)
            4.000%, 07/01/21.............................    400    441,380
            5.000%, 07/01/21.............................    425    485,703
Baldwin Park Unified School District (GO) (AGM)
            5.000%, 08/01/17.............................    100    101,025
Bay Area Toll Authority (RB)
            4.000%, 04/01/18.............................    500    514,120
Bay Area Toll Authority (RB) Series F-1
(currency)  5.000%, 04/01/34
            (Pre-refunded
            @ $100, 4/1/18)..............................  1,600  1,659,968
(currency)  5.125%, 04/01/39
            (Pre-refunded
            @ $100, 4/1/19)..............................  3,450  3,719,376
Berkeley Unified School District (GO)
            5.000%, 08/01/19.............................    325    353,321
Berkeley Unified School District (GO) Series D
            5.000%, 08/01/23.............................    600    717,606
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18.............................    200    211,074
Buena Park School District (GO) (AGM)
            2.500%, 08/01/21.............................     75     78,293
Butte-Glenn Community College District (GO)
            2.500%, 08/01/20.............................    550    572,682

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
California Health Facilities Financing Authority (RB) Series C
(currency)  6.500%, 10/01/33
            (Pre-refunded
            @ $100, 10/1/18)............................. $1,000 $1,078,040
California State (GO)
            5.000%, 02/01/18.............................  1,150  1,185,500
            5.000%, 09/01/18.............................    575    605,958
            5.000%, 10/01/18.............................    250    264,303
            5.000%, 04/01/19.............................  2,000  2,149,860
            5.500%, 04/01/19.............................  2,605  2,824,784
            5.000%, 09/01/19.............................  1,795  1,957,591
            3.125%, 10/01/19.............................    100    104,902
            5.000%, 10/01/19.............................  1,000  1,093,540
            5.000%, 10/01/19.............................    500    546,770
            4.000%, 11/01/19.............................    135    144,711
            5.000%, 11/01/19.............................    835    915,561
            5.000%, 02/01/20.............................  1,200  1,325,820
            5.250%, 02/01/20.............................    500    555,790
            5.000%, 04/01/20.............................    900    999,189
            5.000%, 09/01/20.............................  1,000  1,123,580
            5.000%, 10/01/20.............................  4,040  4,550,090
            5.000%, 10/01/20.............................  1,375  1,548,607
            5.000%, 11/01/20.............................    750    846,697
            4.000%, 12/01/20.............................    750    822,495
            5.000%, 12/01/20.............................  1,240  1,403,122
            5.000%, 02/01/21.............................    700    794,346
            5.000%, 04/01/21.............................    475    541,220
            5.000%, 08/01/21.............................    750    861,202
            5.000%, 08/01/21.............................  3,500  4,018,945
            5.000%, 09/01/21.............................    175    201,283
            5.000%, 09/01/21.............................    460    529,087
            5.000%, 09/01/21.............................  3,705  4,261,454
            5.000%, 10/01/21.............................    200    230,508
            5.000%, 02/01/22.............................  2,195  2,543,325
            5.000%, 04/01/22.............................    940  1,093,258
            5.000%, 08/01/22.............................  1,250  1,462,950
            4.000%, 09/01/22.............................    525    588,808
            5.250%, 09/01/22.............................  2,385  2,826,487
            5.250%, 10/01/22.............................  2,380  2,825,822
            5.000%, 12/01/22.............................  1,245  1,466,361
            5.000%, 02/01/23.............................  1,150  1,358,207
            5.000%, 09/01/23.............................  1,635  1,949,787
            5.000%, 10/01/23.............................    100    119,426
            5.000%, 11/01/23.............................    875  1,046,482
            5.000%, 09/01/24.............................  1,000  1,208,060
California State (GO) Series A (ETM)
            4.400%, 07/01/18.............................    410    426,777
            5.000%, 07/01/19.............................  1,400  1,520,358
California State (GO) Series B
            5.000%, 09/01/21.............................  1,060  1,219,201
            5.000%, 09/01/21.............................  1,700  1,955,323
            5.000%, 09/01/23.............................  2,285  2,724,931

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
California State Department of Water Resources (RB)
 Series AR
            5.000%, 12/01/22............................. $3,210 $3,808,986
            5.000%, 12/01/23.............................    900  1,088,442
California State Department of Water Resources (RB)
 Series AS
            5.000%, 12/01/19.............................    530    583,244
            5.000%, 12/01/22.............................  1,485  1,762,101
            5.000%, 12/01/24.............................  1,000  1,225,720
California State Department of Water Resources (RB)
 Series AS (ETM)
            5.000%, 12/01/19.............................     15     16,471
            5.000%, 12/01/22.............................     15     17,720
California State Department of Water Resources Power
 Supply Revenue (RB) Series L
            5.000%, 05/01/18.............................    745    775,247
            5.000%, 05/01/19.............................    925    998,648
            5.000%, 05/01/20.............................  3,380  3,767,247
(currency)  5.000%, 05/01/22
            (Pre-refunded
            @ $100, 5/1/20)..............................    610    679,125
California State Department of Water Resources Power
 Supply Revenue (RB) Series M
            4.000%, 05/01/19.............................    455    482,259
California State Department of Water Resources Power
 Supply Revenue (RB) Series O
            5.000%, 05/01/21.............................  3,450  3,954,010
California State Public Works Board (RB) (ETM)
            5.000%, 09/01/20.............................  1,000  1,126,030
            5.000%, 09/01/21.............................  1,740  2,010,048
California State Public Works Board (RB) Series F (ETM)
            5.000%, 10/01/20.............................    500    564,385
California State University (RB) Series A
            5.000%, 11/01/18.............................  2,500  2,651,825
            5.000%, 11/01/19.............................    450    493,767
            5.000%, 11/01/19.............................  3,000  3,291,780
            5.000%, 11/01/20.............................    685    774,324
            5.000%, 11/01/25.............................  1,015  1,249,120
            5.000%, 11/01/25.............................  2,000  2,461,320
California State University (RB) Series C (AGM)
            5.000%, 11/01/22.............................    100    118,393
California Statewide Communities Dev. Authority (RB)
(currency)  6.000%, 06/01/33
            (Pre-refunded
            @ $100, 6/1/21)..............................  1,295  1,535,948
Capistrano Unified School District School Facilities
 Improvement District No. 1 (GO)
            4.000%, 08/01/22.............................    170    189,717

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
Central Marin Sanitation Agency (RB)
    4.000%, 09/01/21............................. $1,425 $1,581,308
Chabot-Las Positas Community College District
 (GO)
    5.000%, 08/01/22.............................    900  1,058,274
    4.000%, 08/01/23.............................  1,970  2,242,333
Chaffey Community College District (GO) Series E
    4.000%, 06/01/22.............................    335    374,751
Chino Hills Financing Authority (RB)
    4.000%, 06/01/18.............................    500    516,970
Chino Valley Unified School District (GO) Series
 A
    4.000%, 08/01/21.............................    200    222,138
Chula Vista Elementary School District (GO)
    5.000%, 08/01/22.............................  1,835  2,141,573
City & County of San Francisco (GO) Series A
    4.750%, 06/15/19.............................    545    588,409
    5.000%, 06/15/20.............................  1,715  1,919,359
    5.000%, 06/15/22.............................  2,200  2,587,332
City & County of San Francisco (GO) Series B
    4.000%, 06/15/20.............................    800    870,880
City & County of San Francisco (GO) Series D
    5.000%, 06/15/20.............................  2,000  2,238,320
City & County of San Francisco (GO) Series R1
    5.000%, 06/15/20.............................    500    559,580
    5.000%, 06/15/21.............................    470    540,702
City of Long Beach Harbor Revenue (RB) Series B
    5.000%, 05/15/19.............................    250    270,078
City of Long Beach Harbor Revenue (RB) Series C
    5.000%, 11/15/18.............................    500    530,990
City of Los Angeles (GO) Series A
    4.000%, 09/01/18.............................    780    812,050
    5.000%, 09/01/20.............................    445    500,460
City of Los Angeles (GO) Series B
    5.000%, 09/01/19.............................    600    654,786
City of Pasadena Electric Revenue (RB) Series A
    5.000%, 06/01/22.............................  1,000  1,174,780
City of Riverside Water Revenue (RB) Series A
    5.000%, 10/01/18.............................    300    317,424
City of Sacramento Unified School District (GO)
    5.000%, 07/01/18.............................    300    314,064
    5.000%, 07/01/24.............................  1,800  2,171,898
City of San Francisco Public Utilities
 Commission Water Revenue (RB)
    5.000%, 11/01/21.............................    865  1,002,232
    5.000%, 11/01/22.............................  1,335  1,579,772

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
City of San Francisco Public Utilities Commission Water
 Revenue (RB) Series B
            5.000%, 11/01/19............................. $  420 $  460,849
City of San Francisco Public Utilities Commission Water
 Revenue (RB) Series F
(currency)  5.000%, 11/01/23
            (Pre-refunded
            @ $100, 11/1/20).............................  1,000  1,131,500
Coachella Valley Unified School District (GO) (BAM)
            4.000%, 08/01/22.............................    825    917,177
Colton Joint Unified School District (GO)
            5.000%, 08/01/21.............................    900  1,029,447
Conejo Valley Unified School District (GO)
            2.000%, 08/01/18.............................  2,350  2,378,693
            4.000%, 08/01/18.............................    115    119,240
Contra Costa CA Transportation Authority (RB) Series B
(currency)  5.000%, 03/01/23
            (Pre-refunded
            @ $100, 3/1/20)..............................    500    553,990
Contra Costa Water District (RB) Series Q
            5.000%, 10/01/18.............................    220    232,586
Culver City School Facilities Financing Authority (RB)
 (AGM)
            5.500%, 08/01/26.............................    855  1,084,089
Cupertino Union School District (GO) Series A
            4.000%, 08/01/17.............................    275    277,162
Cupertino Union School District (GO) Series B
            4.000%, 08/01/21.............................    400    444,276
Davis Joint Unified School District (GO)
            5.000%, 08/01/18.............................    420    441,042
Davis Joint Unified School District Community Facilities
 District (ST) (AGM)
            3.000%, 08/15/22.............................  1,000  1,061,240
Davis Joint Unified School District Community Facilities
 District No. 2 (ST) (AGM)
            3.000%, 08/15/19.............................    500    519,860
Dublin Unified School District (GO)
            5.000%, 02/01/19.............................    425    453,858
            5.000%, 08/01/22.............................    875  1,028,396
            5.000%, 08/01/23.............................  1,665  1,993,538
East Side Union High School District (GO)
            4.000%, 08/01/21.............................    600    665,628

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
East Side Union High School District (GO) Series
 D
    3.000%, 08/01/19............................. $  825 $  861,333
El Rancho Unified School District (GO) (AGM)
    4.000%, 08/01/21.............................  1,285  1,414,374
Enterprise Elementary School District (GO)
    4.000%, 09/01/19.............................    500    532,870
Fallbrook Union Elementary School District (GO)
 Series A
    5.000%, 08/01/20.............................    200    223,634
Fontana Unified School District (GO)
    5.000%, 08/01/19.............................    600    651,726
    4.000%, 08/01/21.............................  1,585  1,752,138
    4.000%, 08/01/22.............................    875    979,755
Fountain Valley Public Finance Authority (RB)
 Series A
    5.000%, 07/01/24.............................    250    300,355
Franklin-Mckinley School District (GO) (ASSURED
 GTY)
    5.000%, 08/01/17.............................    275    277,819
Fresno Unified School District (GO) Series A
 (AGM)
    4.500%, 08/01/20.............................    480    529,282
Gilroy Unified School District (GO) (AGM)
    4.000%, 08/01/24.............................  2,615  2,958,480
Grossmont Union High School District (GO) Series
 A
    5.000%, 08/01/18.............................    200    210,148
Hacienda La Puente Unified School District (GO)
 (NATL-RE)
    5.000%, 08/01/23.............................    225    268,367
Huntington Beach Public Financing Authority (RB)
    4.000%, 09/01/18.............................    200    208,190
Jurupa Unified School District (GO) (AGM)
    4.000%, 08/01/18.............................    235    243,963
    5.000%, 08/01/20.............................    725    811,413
Kern High School District (GO) (AGM)
    5.000%, 08/01/19.............................    250    271,903
Kern High School District (GO) Series E
    2.000%, 08/01/19.............................  1,350  1,378,674
    2.000%, 08/01/20.............................  2,435  2,496,776
    3.000%, 08/01/21.............................    465    496,146
Lakeside Union School District/San Diego County
 (GO)
    5.000%, 08/01/23.............................    695    826,230
Lancaster Financing Authority (NATL) (ETM)
    5.250%, 02/01/20.............................    540    600,566

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
Liberty Union High School District (GO)
     5.000%, 08/01/20.............................. $  380 $  426,197
     4.000%, 08/01/21..............................    500    554,910
Lompoc Unified School District (GO) (ASSURED GTY)
     5.250%, 08/01/20..............................    540    607,905
Long Beach Unified School District (GO)
     5.000%, 08/01/20..............................  1,500  1,682,355
Los Altos Elementary School District (GO)
     4.000%, 08/01/21..............................    250    277,893
Los Angeles Community College District (GO)
 Series A
     5.000%, 08/01/23..............................    340    409,102
Los Angeles Community College District (GO)
 Series C
     5.000%, 08/01/19..............................    950  1,034,559
     5.000%, 08/01/25..............................  1,240  1,529,900
     5.000%, 06/01/26..............................  2,500  3,108,000
Los Angeles Community College District (GO)
 Series G
     5.000%, 08/01/23..............................    650    782,106
Los Angeles Convention & Exhibit Center
 Authority (RB) Series A (ETM)
     4.500%, 08/15/18..............................    300    313,707
Los Angeles County Metropolitan Transportation
 Authority (RB)
     5.000%, 07/01/20..............................    300    336,246
Los Angeles County Metropolitan Transportation
 Authority (RB) Series A
     5.000%, 07/01/17..............................    525    528,596
     5.000%, 07/01/17..............................    300    302,052
     5.000%, 07/01/18..............................    665    696,893
     5.000%, 07/01/19..............................  1,000  1,086,420
     5.000%, 07/01/20..............................    830    929,733
     5.000%, 07/01/21..............................    520    597,678
     5.000%, 07/01/27..............................  3,165  3,977,740
Los Angeles County Metropolitan Transportation
 Authority (RB) Series B
     5.000%, 06/01/19..............................    370    400,677
     5.000%, 06/01/20..............................    500    558,685
     5.000%, 07/01/20..............................    525    587,737
Los Angeles County Metropolitan Transportation
 Authority (RB) Series C
     5.000%, 07/01/20..............................    525    587,737
Los Angeles Department of Water (RB) Series B
     5.000%, 07/01/20..............................    500    559,915
     5.000%, 07/01/22..............................    435    511,517

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
Los Angeles Department of Water & Power (RB)
 Series A
     5.000%, 07/01/19.............................. $1,195 $1,297,196
     5.000%, 07/01/19..............................    370    401,642
     5.000%, 07/01/20..............................    600    671,898
     5.000%, 07/01/21..............................  1,650  1,897,929
     5.000%, 07/01/21..............................  1,000  1,150,260
     5.000%, 07/01/21..............................  2,950  3,393,267
Los Angeles Department of Water & Power (RB)
 Series D
     4.000%, 07/01/19..............................  1,000  1,064,190
Los Angeles Unified School District (GO) Series A
     3.000%, 07/01/20..............................    790    835,488
     5.000%, 07/01/20..............................    150    167,925
     5.000%, 07/01/20..............................    900  1,007,550
     2.000%, 07/01/22..............................    630    646,846
Los Angeles Unified School District (GO) Series
 A-1
     5.000%, 07/01/21..............................  1,710  1,965,440
Los Angeles Unified School District (GO) Series
 A-2
     5.000%, 07/01/21..............................    475    545,955
Los Angeles Unified School District (GO) Series C
     5.000%, 07/01/22..............................    500    587,675
     5.000%, 07/01/23..............................  3,050  3,654,083
Los Angeles Unified School District (GO) Series I
     5.000%, 07/01/19..............................    750    814,140
Los Angeles Unified School District (GO) Series
 KRY
     5.000%, 07/01/18..............................    750    785,790
Los Rios Community College District (GO)
     5.000%, 08/01/19..............................  2,965  3,226,839
Los Rios Community College District (GO) Series B
     5.000%, 08/01/23..............................    510    610,633
Lynwood Unified School District (GO) (AGM)
     5.000%, 08/01/21..............................    450    513,526
     5.000%, 08/01/22..............................    485    564,171
Manhattan Beach Unified School District (GO)
 Series C
     3.500%, 09/01/21..............................  1,185  1,291,212
Manhattan Beach Unified School District (GO)
 Series E
     3.000%, 09/01/22..............................    560    601,955
Mendocino-Lake Community College District (GO)
 Series A (NATL-RE)
     5.000%, 08/01/17..............................    100    100,992
Merced Union High School District (GO) Series A
 (ASSURED GTY)
     4.000%, 08/01/18..............................    250    259,535

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
Metropolitan Water District of Southern
 California (RB) Series A
    5.000%, 07/01/19............................. $1,090 $1,183,947
Montebello Unified School District (GO)
    5.000%, 08/01/20.............................    415    463,057
Moreland School District (GO) Series B
    5.000%, 08/01/21.............................    500    575,025
Moreno Valley Public Financing Authority (RB)
    5.000%, 11/01/20.............................  1,470  1,648,796
Morongo Unified School District (GO)
    3.000%, 08/01/22.............................    480    512,419
Mount Diablo Unified School District (GO)
    3.250%, 08/01/19.............................    500    523,650
    3.000%, 08/01/24.............................    800    857,040
New Haven Unified School District (GO) (ASSURED
 GTY)
    5.000%, 08/01/19.............................     95    103,168
New Haven Unified School District (GO) (ETM)
 (ASSURED GTY)
    5.000%, 08/01/19
    Prerefunded..................................     55     59,831
Oakland Joint Powers Financing Authority (RB)
 Series B (ASSURED GTY)
    4.500%, 08/01/18.............................    500    522,030
Oakland Unified School District/ Alameda County
 (GO)
    5.000%, 08/01/20.............................  1,005  1,127,861
    5.000%, 08/01/22.............................  1,300  1,527,903
Oakland Unified School District/ Alameda County
 (GO) Series A
    4.000%, 08/01/22.............................    350    393,778
Oxnard Union High School District (GO)
    4.000%, 08/01/21.............................    320    353,606
    4.000%, 08/01/22.............................    500    559,590
Palm Springs Unified School District (GO)
    5.000%, 08/01/19.............................    500    542,990
Palomar Community College District (GO)
    5.000%, 05/01/21.............................    965  1,104,761
Peralta Community College District (GO)
    5.000%, 08/01/17.............................    100    101,017
Piedmont unified School District (GO)
    3.000%, 08/01/20.............................    845    892,692
Plumas Unified School District (GO) (AGM)
    5.250%, 08/01/21.............................    800    917,216

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
Porterville Unified School District Facilities
 Improvement District (GO) Series B (AGM)
            5.000%, 08/01/18............................. $  450 $  472,716
            5.000%, 08/01/19.............................    325    352,791
Poway Unified School District (GO)
            5.000%, 08/01/19.............................    200    217,336
Rancho Santiago Community College District (GO) (AGM)
            5.250%, 09/01/20.............................    500    565,155
Redlands Financing Authority (RB) Series A
            5.000%, 09/01/22.............................  1,290  1,499,496
Sacramento Municipal Utility District (RB) Series U (AGM)
            5.000%, 08/15/17.............................    125    126,485
Saddleback Valley Unified School District (GO)
            5.000%, 08/01/22.............................    465    546,775
San Diego County Regional Transportation Commission (RB)
 Series A
            5.000%, 04/01/18.............................    265    275,006
San Diego County Water Authority Financing Corp (RB)
 Series A
(currency)  5.250%, 05/01/23
            (Pre-refunded
            @ $100, 11/1/19).............................  1,395  1,538,155
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/21.............................    310    355,288
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB)
            5.000%, 05/15/22.............................    700    820,946
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series A
            4.000%, 05/15/20.............................  3,000  3,256,950
(currency)  5.250%, 05/15/24
            (Pre-refunded
            @ $100, 5/15/20).............................  1,975  2,213,185
(currency)  5.375%, 05/15/34
            (Pre-refunded
            @ $100, 5/15/19).............................    650    707,096
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series B
(currency)  5.500%, 05/15/23
            (Pre-refunded
            @ $100, 5/15/19).............................    500    545,175
San Diego Public Facilities Financing Authority Water
 Revenue (RB) Series A
(currency)  5.000%, 08/01/23
            (Pre-refunded
            @ $100, 8/1/20)..............................    960  1,076,707

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
San Diego Unified School District (GO) Series C-2 (AGM)
            5.500%, 07/01/21............................. $  600 $  701,478
            5.500%, 07/01/25.............................  2,550  3,223,276
San Diego Unified School District (GO) Series R-3
            5.000%, 07/01/20.............................    435    486,691
            5.000%, 07/01/21.............................  1,705  1,958,943
San Dieguito Union High School District (GO) Series A-2
            5.000%, 08/01/23.............................    490    587,005
San Francisco Bay Area Rapid Transit District (GO)
 Series C
            4.000%, 08/01/19.............................    325    346,733
San Francisco City & County Airport Comm-San Francisco
 International Airport (RB)
(currency)  5.000%, 05/01/21
            (Pre-refunded
            @ $100, 5/1/20)..............................    540    601,193
San Francisco City & County Airport Comm-San Francisco
 International Airport (RB) Series D
(currency)  5.000%, 05/01/23
            (Pre-refunded
            @ $100, 5/3/21)..............................    875  1,001,157
San Francisco Community College District (GO)
            5.000%, 06/15/20.............................  2,100  2,342,004
            5.000%, 06/15/22.............................  2,070  2,422,169
            5.000%, 06/15/23.............................  1,275  1,520,871
            5.000%, 06/15/24.............................  1,365  1,653,493
San Francisco Community College District (GO) Series D
            5.000%, 06/15/20.............................    600    669,144
San Francisco Municipal Transportation Agency (RB)
 Series A
            5.000%, 03/01/20.............................    860    952,355
San Francisco Unified School District (GO)
            5.000%, 06/15/20.............................    725    810,912
            5.000%, 06/15/21.............................    230    264,401
San Francisco Unified School District (GO) Series F&C
            2.000%, 06/15/22.............................  1,580  1,624,272
San Jose Evergreen Community College District (GO)
            5.000%, 09/01/21.............................  1,750  2,021,600
San Juan Unified School District (GO)
            3.000%, 08/01/22.............................  1,480  1,589,224
            5.000%, 08/01/22.............................    800    939,368
            3.000%, 08/01/25.............................  1,475  1,576,141
            3.000%, 08/01/26.............................  2,135  2,266,089

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
San Lorenzo Unified School District (GO)
            5.000%, 08/01/21............................. $  265 $  303,348
San Mateo County Community College District (GO)
            4.000%, 09/01/18.............................    700    728,665
San Ramon Valley Unified School District (GO)
            4.000%, 08/01/21.............................  1,500  1,665,375
Santa Ana Unified School District (GO) Series A
            5.000%, 08/01/18.............................    275    288,778
Santa Cruz City High School District (GO)
            4.000%, 08/01/22.............................    715    804,046
Santa Monica Community College District (GO) Series A
            5.000%, 08/01/22.............................    225    265,316
Santa Monica Public Financing Authority (RB) Series B
            4.000%, 12/01/19.............................    175    188,094
Saugus Union School District (GO) (NATL-RE FGIC)
            5.250%, 08/01/17.............................    500    505,455
South San Francisco Unified School District (GO) Series
 G (ETM)
            3.500%, 07/01/18.............................  5,600  5,764,472
Southern California Public Power Authority (RB)
            5.000%, 07/01/18.............................    250    261,720
            5.000%, 07/01/18.............................    150    157,032
            4.000%, 07/01/19.............................    575    611,783
Standard Elementary School District (GO) Series A
            4.000%, 08/01/24.............................    240    271,870
Stockton Unified School District (GO) (AGM)
            5.000%, 07/01/20.............................    150    166,491
Sweetwater Union High School District (GO) (ETM)
            5.000%, 01/01/18.............................  1,200  1,232,904
Tahoe Forest Hospital District (GO)
            4.000%, 08/01/20.............................    295    320,220
Tustin Unified School District (GO)
(currency)  5.250%, 08/01/31
            (Pre-refunded
            @ $100, 8/1/21)..............................    415    481,910
Upland Unified School District (GO) Series A
            5.000%, 08/01/21.............................    500    575,025
Vista Unified School District (GO)
            5.000%, 08/01/19.............................    200    217,476
West Contra Costa Unified School District (GO)
            5.000%, 08/01/21.............................    430    492,802

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
West Contra Costa Unified School District (GO)
 (AGM)
    5.000%, 08/01/18............................. $1,145 $1,202,364
    5.000%, 08/01/20.............................    100    111,817
West Contra Costa Unified School District (GO)
 (ASSURED GTY)
    5.000%, 08/01/17.............................    175    176,780
West Contra Costa Unified School District (GO)
 Series B
    6.000%, 08/01/20.............................  1,475  1,696,029
West Covina Unified School District (GO) (AGM)
    5.000%, 08/01/21.............................    385    440,201
Western Riverside County Regional Wastewater
 Authority (RB) (ASSURED GTY)
    5.000%, 09/01/19.............................    250    271,438
Westside Union School District (GO) Series A
    3.000%, 08/01/21.............................    300    318,306
    4.000%, 08/01/23.............................    700    788,354

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
CALIFORNIA -- (Continued)
Whittier Union High School District (GO) Series C
     2.000%, 08/01/19..............................   $645 $    659,274
Wright Elementary School District (GO) Series A
     3.000%, 08/01/20..............................    165      173,828
Yolo County Washington Unified School District
 (GO)
     4.000%, 08/01/19..............................    450      478,022
Yosemite Union High School District (GO) (AGM)
     4.000%, 08/01/19..............................    395      419,142
Yuba Community College District (GO) Series B
     4.000%, 08/01/21..............................    355      392,900
                                                           ------------
TOTAL MUNICIPAL BONDS..............................         305,964,777
                                                           ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $301,717,579)..............................         $305,964,777
                                                           ============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                    LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                    ------- ------------ ------- ------------
Municipal Bonds....................   --    $305,964,777   --    $305,964,777
                                      --    ------------   --    ------------
TOTAL..............................   --    $305,964,777   --    $305,964,777
                                      ==    ============   ==    ============

                See accompanying Notes to Financial Statements.

                        DFA NY MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
MUNICIPAL BONDS -- (100.0%)
NEW YORK -- (100.0%)
Albany County (GO)
            5.000%, 06/01/21............................. $  370 $  423,402
Albany County (GO) (BAN)
            2.000%, 05/25/17.............................  1,100  1,100,880
Albany County (GO) Series B
            4.000%, 11/01/17.............................    500    507,705
Albany Industrial Development Agency (RB) Series E
(currency)  5.250%, 11/15/22
            (Pre-Refunded
            @ $100, 11/15/17)............................    860    879,857
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
            3.000%, 11/01/18.............................    200    206,070
            2.250%, 08/15/23.............................    290    298,590
Arlington Central School District (GO) Series B (ST AID
 WITHHLDG)
            4.000%, 12/15/17.............................    300    305,835
Babylon Union Free School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/17.............................    500    500,670
            2.000%, 06/15/20.............................    290    295,820
Bethpage Union Free School District (GO) (ST AID
 WITHHLDG)
            4.000%, 02/01/18.............................    275    281,391
Brewster Central School District (BAN) (ST AID WITHHLDG)
            1.500%, 07/14/17.............................    400    400,336
Brewster Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/01/19.............................    100    102,063
Churchville-Chili Central School District (GO) (ST AID
 WITHHLDG)
            3.000%, 06/15/17.............................    350    350,879
City of New York (GO) Series 1
            3.000%, 08/01/17.............................    350    351,820
City of New York (GO) Series A
            5.000%, 08/01/18.............................    250    262,398
            5.000%, 08/01/23.............................  1,200  1,428,156
            5.000%, 08/01/24.............................    620    747,162
            5.000%, 08/01/25.............................    220    266,946
City of New York (GO) Series B
            5.000%, 08/01/17.............................    830    838,358
            5.000%, 08/01/17.............................    100    101,007
            5.000%, 08/01/18.............................    185    194,174
            5.000%, 08/01/18.............................    115    120,703
            5.000%, 08/01/21.............................  1,000  1,146,490
City of New York (GO) Series E
            5.000%, 08/01/17.............................    150    151,511
            5.000%, 08/01/19.............................  1,000  1,086,210
            5.000%, 08/01/21.............................    625    716,556

                                                           FACE
                                                          AMOUNT  VALUE+
                                                          ------  ------
                                                          (000)
NEW YORK -- (Continued)
City of New York (GO) Series F
            5.000%, 08/01/17.............................   $500 $505,035
            5.000%, 08/01/21.............................    300  343,947
City of New York (GO) Series F-1
            3.000%, 06/01/17.............................    775  776,279
            5.000%, 06/01/21.............................    300  342,657
City of New York (GO) Series G
            5.000%, 08/01/17.............................    750  757,552
City of New York (GO) Series I-Subseries 1-I
            5.000%, 03/01/22.............................    265  307,363
City of New York (GO) Series J7
            5.000%, 08/01/20.............................    350  391,597
City of Rochester (GO) Series I
            5.000%, 08/15/17.............................    160  161,872
            4.000%, 10/15/21.............................    675  745,841
County Of Cattaraugus (GO) (ASSURED GTY)
            4.000%, 09/15/17.............................    250  252,875
County of Columbia (GO) Series A (AGM)
            2.000%, 02/01/19.............................    275  279,694
County of Onondaga (GO)
            5.000%, 05/15/19.............................    115  124,187
East Islip Union Free School District (GO) (ST AID
 WITHHLDG)
            5.000%, 06/15/17.............................    100  100,487
            4.000%, 07/01/19.............................    240  255,034
Eastport-South Manor Central School District (GO) (ST
 AID WITHHLDG)
            4.000%, 08/01/23.............................    500  567,530
Erie County Industrial Dev. Agency/ The (RB) Series A
 (AGM) (ST AID WITHHLDG)
(currency)  5.750%, 05/01/18
            (Pre-refunded
            @ $100, 5/1/17)..............................    500  500,000
Haverstraw-Stony Point Central School District (GO) (ST
 AID WITHHLDG)
            3.000%, 08/15/22.............................    200  214,128
            3.000%, 08/15/23.............................    360  386,438
Herricks Union Free School District (GO) (ST AID
 WITHHLDG)
            4.000%, 06/15/21.............................    150  165,800
Hilton Central School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/21.............................    450  460,944
Lindenhurst Union Free School District (GO) (ST AID
 WITHHLDG)
            2.250%, 09/01/23.............................    195  197,882
Liverpool Central School District (GO) (ST AID WITHHLDG)
            4.000%, 06/15/18.............................    150  155,085

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NEW YORK -- (Continued)
Long Beach City School District (GO) (ST AID WITHHLDG)
            3.000%, 05/01/17............................. $  125 $  125,000
Longwood Central School District Suffolk County (GO) (ST
 AID WITHHLDG)
            2.000%, 06/15/21.............................  1,195  1,225,030
Metropolitan Transportation Authority (RB) Series A
            5.000%, 11/15/21.............................  1,000  1,149,990
Metropolitan Transportation Authority (RB) Series B
(currency)  5.000%, 11/15/20
            (Pre-refunded
            @ $100, 11/15/17)............................    750    766,725
Metropolitan Transportation Authority (RB) Series C
            4.000%, 11/15/17.............................    730    742,249
Middle Country Central School District (GO) (ST AID
 WITHHLDG)
            2.000%, 08/15/21.............................    500    509,285
Middletown City School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/20.............................    500    509,270
            5.000%, 09/15/24.............................    130    156,291
Nassau County Interim Finance Authority (RB) Series A
            5.000%, 11/15/21.............................    505    585,547
New Rochelle City School District (GO) (ST AID WITHHLDG)
            4.000%, 06/01/18.............................    475    490,547
            4.000%, 06/01/20.............................    300    324,642
New York City Transitional Finance Authority Future Tax
 Secured Revenue (RB) Series F-1
(currency)  5.000%, 05/01/24
            (Pre-refunded
            @ $100, 5/1/18)..............................    750    780,757
New York City Transitional Finance Authority Future Tax
 Secured Revenue (RB) Series G (ETM)
            5.000%, 11/01/17.............................    250    255,108
New York City Water & Sewer System (RB) Series AA
(currency)  5.000%, 06/15/20
            (Pre-refunded
            @ $100, 6/15/18).............................    750    784,425
New York State (GO) Series A
            4.000%, 03/01/18.............................    100    102,592
New York State (GO) Series C
            5.000%, 04/15/22.............................    600    703,260
New York State Dormitory Authority (RB) (NATL-RE)
(currency)  5.000%, 07/01/27
            (Pre-refunded
            @ $100, 7/1/17)..............................    700    704,690

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NEW YORK -- (Continued)
New York State Dormitory Authority (RB) Series A
            5.000%, 02/15/18............................. $  525 $  542,010
            5.000%, 03/15/18.............................    100    103,575
            5.000%, 03/15/19.............................    400    429,512
            5.000%, 07/01/20.............................    395    441,156
            5.000%, 12/15/21.............................    150    173,694
            5.000%, 10/01/22.............................    475    561,089
            4.000%, 12/15/22.............................    100    112,670
            5.000%, 12/15/22.............................    500    590,080
            5.000%, 03/15/23.............................    200    237,806
            5.000%, 03/15/23.............................    650    772,869
(currency)  5.500%, 07/01/25
            (Pre-refunded
            @ $100, 7/1/20)..............................    900  1,018,773
New York State Dormitory Authority (RB) Series A (NATL)
(currency)  5.250%, 07/01/37
            (Pre-refunded
            @ $100, 7/1/17)..............................    470    473,337
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/20.............................  2,075  2,294,991
            5.000%, 02/15/22.............................  1,000  1,160,950
            5.000%, 02/15/24.............................    455    546,282
            5.000%, 02/15/25.............................    550    665,720
(currency)  5.000%, 07/01/38
            (Pre-refunded
            @ $100, 7/1/18)..............................    400    418,800
New York State Dormitory Authority (RB) Series C
            4.000%, 03/15/18.............................    200    205,426
            5.000%, 03/15/19.............................    150    161,067
New York State Dormitory Authority (RB) Series C (ST AID
 WITHHLDG)
(currency)  7.250%, 10/01/28
            (Pre-refunded
            @ $100, 10/1/18).............................    815    886,907
New York State Dormitory Authority (RB) Series D
            3.000%, 02/15/19.............................    175    181,200
            5.000%, 02/15/24.............................    300    360,186
New York State Dormitory Authority (RB) Series E
            5.000%, 03/15/20.............................    500    554,275
            5.000%, 03/15/21.............................  1,000  1,138,260
New York State Environmental Facilities Corp. (RB)
 Series A
            5.000%, 12/15/17.............................    250    256,398
            5.250%, 12/15/18.............................    260    277,935
New York State Housing Finance Agency (RB) Series A
(currency)  4.000%, 09/15/18
            (Pre-refunded
            @ $100, 9/15/17).............................    300    303,471

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NEW YORK -- (Continued)
New York State Thruway Authority (RB) Series A
            5.000%, 03/15/18............................. $  350 $  362,513
            5.000%, 03/15/18.............................    475    491,981
New York State Thruway Authority (RB) Series B
(currency)  5.000%, 04/01/27
            (Pre-refunded
            @ $100, 10/1/17).............................  1,500  1,525,485
New York State Thruway Authority Highway & Bridge Trust
 Fund (RB) Series B
(currency)  5.000%, 04/01/22
            (Pre-Refunded
            @ $100, 10/1/18).............................    415    438,560
New York State Urban Development Corp. (RB)
            5.000%, 12/15/17.............................     35     35,880
            5.000%, 12/15/17.............................     80     82,067
(currency)  5.000%, 12/15/19
            (Pre-refunded
            @ $100, 12/15/17)............................    295    302,511
(currency)  5.000%, 12/15/25
            (Pre-refunded
            @ $100, 12/15/17)............................    130    133,310
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/19.............................    300    322,134
            5.000%, 03/15/20.............................    400    443,420
            5.000%, 03/15/20.............................    850    942,267
            5.000%, 03/15/21.............................    300    341,478
            5.000%, 03/15/22.............................    630    732,778
            5.000%, 03/15/25.............................  1,200  1,453,044
New York State Urban Development Corp. (RB) Series A-1
            5.000%, 03/15/21.............................    360    409,774
Niagara County (GO) Series B
            2.000%, 12/15/17.............................    415    417,876
North Shore Central School District (GO) (ST AID
 WITHHLDG)
            2.000%, 12/15/22.............................    285    291,099
            2.000%, 12/15/23.............................    550    558,899
North Tonawanda City School District (GO) (ST AID
 WITHHLDG)
            4.000%, 09/15/21.............................    650    715,240
Oceanside Union Free School District (GO) (ST AID
 WITHHLDG)
            2.500%, 07/01/23.............................    520    535,912
Orange County
            3.000%, 08/15/20.............................    665    702,752
            3.000%, 08/15/21.............................    830    885,369
Penfield Central School District (GO) (ASSURED GTY) (ST
 AID WITHHLDG)
            3.750%, 06/15/19.............................    350    369,652

                                                   FACE
                                                  AMOUNT  VALUE+
                                                  ------  ------
                                                  (000)
NEW YORK -- (Continued)
Pittsford Central School District (GO) Series B
 (ST AID WITHHLDG)
    4.000%, 12/15/17.............................   $100 $101,951
Port Authority of New York & New Jersey (RB)
    5.000%, 12/01/17.............................    750  767,760
Port Authority of New York & New Jersey (RB)
 (AGM)
    5.000%, 08/15/17.............................    260  263,042
Port Authority of New York & New Jersey (RB)
 Series 189
    5.000%, 05/01/23.............................    305  362,514
Port Washington Union Free School District (GO)
 (ST AID WITHHLDG)
    4.000%, 07/01/17.............................    250  251,280
Ramapo Central School District (GO) (ST AID
 WITHHLDG)
    4.000%, 10/15/17.............................    140  141,988
    5.000%, 10/15/21.............................    215  247,775
Riverhead Central School District (GO) (ST AID
 WITHHLDG)
    3.000%, 03/15/22.............................    120  127,950
    2.000%, 10/15/22.............................    280  284,500
Sachem Central School District (GO) (ST AID
 WITHHLDG)
    5.000%, 10/15/19.............................    200  218,598
Saratoga Springs City School District (GO) (ST
 AID WITHLDG)
    5.000%, 06/15/17.............................    275  276,342
Schenectady County (GO)
    5.000%, 06/15/25.............................    140  171,202
Sewanhaka Central High School District of Elmont
 (GO) (ST AID WITHHLDG)
    3.000%, 07/15/23.............................    590  630,633
South Huntington Union Free School District (GO)
 (ST AID WITHHLDG)
    4.000%, 09/01/17.............................    150  151,566
South Orangetown Central School District (GO)
 (ST AID WITHHLDG)
    5.000%, 12/01/17.............................    595  609,268
Spencerport Central School District (GO) (ST AID
 WITHHLDG)
    2.000%, 06/15/21.............................    500  511,150
Sullivan County (GO)
    4.000%, 07/15/17.............................    485  488,041
Taconic Hills Central School District at
 Craryville (GO) (ST AID WITHHLDG)
    5.000%, 06/15/20.............................    100  111,557
    4.000%, 06/15/22.............................    250  279,883
Three Village Central School District
 Brookhaven & Smithtown (GO) (ST AID WITHHLDG)
    2.000%, 08/15/18.............................    380  385,172

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT  VALUE+
                                                  ------  ------
                                                  (000)
NEW YORK -- (Continued)
Town of Babylon (GO)
    3.000%, 07/01/25.............................   $375 $399,315
Town of Bedford (GO) Series A
    3.000%, 03/15/21.............................    455  484,074
    3.000%, 03/15/25.............................    330  355,153
Town of Brookhaven (GO)
    4.000%, 11/15/17.............................    100  101,678
Town of Brookhaven (GO) Series A
    3.000%, 02/01/18.............................    180  182,864
    3.000%, 03/15/22.............................    650  700,030
Town of Cheektowaga (GO)
    5.000%, 07/15/23.............................    265  315,901
Town of Clarence (GO)
    2.000%, 08/01/18.............................    325  329,371
    2.250%, 08/01/24.............................    210  215,525
Town of Hempstead (GO) Series A
    4.000%, 04/15/18.............................    350  360,238
Town of Huntington (GO)
    2.000%, 12/01/23.............................    220  223,951
Town of LaGrange (GO)
    4.000%, 03/01/18.............................    270  276,974
    4.000%, 03/01/19.............................    280  295,226
    4.000%, 03/01/20.............................    220  237,266
Town of North Hempstead (GO) Series A
    3.000%, 04/01/24.............................    425  458,860
Town of Orangetown (GO) Series A
    2.000%, 02/01/18.............................    180  181,532
Triborough Bridge & Tunnel Authority (RB) Series
 A
    3.000%, 11/15/17.............................     50   50,574
    5.000%, 11/15/18.............................    140  148,632
    5.000%, 11/15/20.............................    165  186,443
Triborough Bridge & Tunnel Authority (RB) Series
 A-1
    5.000%, 11/15/19.............................    300  329,310
Triborough Bridge & Tunnel Authority (RB) Series
 B
    4.000%, 11/15/17.............................    270  274,531
    5.000%, 11/15/17.............................    525  536,597
    4.000%, 11/15/18.............................    250  261,618
    5.000%, 11/15/18.............................    720  764,395
    5.000%, 11/15/22.............................    190  224,299

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
NEW YORK -- (Continued)
Triborough Bridge & Tunnel Authority (RB) Series
 C
    4.000%, 11/15/18.............................   $100 $   104,647
Tuckahoe Union Free School District (GO) (ST AID
 WITHHLDG)
    5.000%, 07/15/19.............................    145     157,058
    5.000%, 07/15/21.............................    230     262,442
Ulster County (GO)
    2.000%, 11/15/22.............................    240     243,660
Union Free School District Of The Tarrytowns
 (GO) Series A (ST AID WITHHLDG)
    5.000%, 01/15/18.............................    250     257,258
Vestal Central School District (GO) (AGM) (ST
 AID WITHHLDG)
    3.750%, 06/15/19.............................    150     158,423
Village of Hastings-on-Hudson (GO)
    4.000%, 11/01/17.............................    125     126,926
Wantagh Union Free School District (GO) (ST AID
 WITHHLDG)
    2.000%, 11/15/22.............................    250     255,008
Webster Central School District (GO) (ST AID
 WITHHLDG)
    5.000%, 06/15/18.............................    310     324,052
West Irondequoit Central School District (GO)
 (ST AID WITHHLDG)
    4.500%, 06/15/18.............................    125     129,930
West Islip Union Free School District (GO)
 Series A (ST AID WITHHLDG)
    4.000%, 10/01/18.............................    500     521,250
White Plains City School District (GO) Series B
 (ST AID WITHHLDG)
    3.750%, 05/15/18.............................    100     102,935
Yorktown Central School District (GO) (ST AID
 WITHHLDG)
    2.000%, 07/01/21.............................    400     410,320
                                                         -----------
TOTAL MUNICIPAL BONDS............................         75,665,502
                                                         -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $75,046,894).............................         $75,665,502
                                                         ===========

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                             ---------------------------------------
                             LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                             -------  ----------- ------- -----------
            Municipal Bonds.   --     $75,665,502   --    $75,665,502
                               --     -----------   --    -----------
            TOTAL...........   --     $75,665,502   --    $75,665,502
                               ==     ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                   DFA
                                                                              DFA TWO-YEAR     SELECTIVELY    DFA FIVE-YEAR
                                                              DFA ONE-YEAR    GLOBAL FIXED    HEDGED GLOBAL   GLOBAL FIXED
                                                              FIXED INCOME       INCOME       FIXED INCOME       INCOME
                                                               PORTFOLIO*      PORTFOLIO*      PORTFOLIO*      PORTFOLIO*
                                                             --------------  --------------  --------------  --------------
ASSETS:
Investments at Value (including $76,738, $49,834,
 $16,692 and $85,126 of securities on loan,
 respectively).............................................. $    7,172,114  $    4,948,188  $    1,058,486  $   13,051,378
Temporary Cash Investments at Value & Cost..................         60,078              --              --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $76,059, $50,891, $17,074
 and $86,967)...............................................         76,069          50,896          17,075          86,975
Foreign Currencies at Value.................................             --              --              --               8
Cash........................................................            600           7,772          12,771          72,373
Receivables:
  Investment Securities Sold................................          5,019          59,899              --          62,907
  Interest..................................................         25,146          22,105           7,627          75,782
  Securities Lending Income.................................             13              18               8              64
  Fund Shares Sold..........................................          8,192           4,562           2,320          15,525
Unrealized Gain on Forward Currency Contracts...............             --              27             282              82
Prepaid Expenses and Other Assets...........................            142              97              27             190
                                                             --------------  --------------  --------------  --------------
     Total Assets...........................................      7,347,373       5,093,564       1,098,596      13,365,284
                                                             --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................         76,046          50,876          17,073          86,953
  Investment Securities Purchased...........................         32,563          55,693           5,604         105,978
  Fund Shares Redeemed......................................          9,043           9,819             160           8,220
  Due to Advisor............................................            892             613             131           2,686
Unrealized Loss on Forward Currency Contracts...............             --             508           3,367             432
Unrealized Loss on Foreign Currency Contracts...............             --               5              --              --
Accrued Expenses and Other Liabilities......................            703             551              86             846
                                                             --------------  --------------  --------------  --------------
     Total Liabilities......................................        119,247         118,065          26,421         205,115
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    7,228,126  $    4,975,499  $    1,072,175  $   13,160,169
                                                             ==============  ==============  ==============  ==============
Institutional Class Shares -- based on net assets of
 $7,228,126; $4,975,499; $1,072,175 and $13,160,169
 and shares outstanding of 701,748,532; 499,194,261;
 112,043,573 and 1,198,873,643, respectively................ $        10.30  $         9.97  $         9.57  $        10.98
                                                             ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  4,000,000,000   4,000,000,000   1,000,000,000   6,600,000,000
                                                             ==============  ==============  ==============  ==============
Investments at Cost......................................... $    7,177,207  $    4,950,325  $    1,057,139  $   13,035,179
                                                             ==============  ==============  ==============  ==============
Foreign Currencies at Cost.................................. $           --  $           --  $           --  $           10
                                                             ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    7,232,573  $    4,973,456  $    1,144,385  $   13,123,223
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          1,524           9,196           6,344          21,405
Accumulated Net Realized Gain (Loss)........................           (888)         (4,543)        (76,817)           (319)
Net Unrealized Foreign Exchange Gain (Loss).................             --            (478)         (3,085)           (345)
Net Unrealized Appreciation (Depreciation)..................         (5,083)         (2,132)          1,348          16,205
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    7,228,126  $    4,975,499  $    1,072,175  $   13,160,169
                                                             ==============  ==============  ==============  ==============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                        DFA WORLD EX                        DFA
                                                            U.S.         DFA SHORT-     INTERMEDIATE   DFA SHORT-
                                                         GOVERNMENT         TERM         GOVERNMENT   TERM EXTENDED
                                                        FIXED INCOME     GOVERNMENT     FIXED INCOME     QUALITY
                                                         PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                       --------------  --------------  -------------- --------------
ASSETS:
Investments at Value (including $0, $0, $0 and
 $76,515 of securities on loan, respectively)......... $      832,860  $    2,154,504  $    4,142,237 $    5,169,402
Temporary Cash Investments at Value & Cost............             --           2,923          10,403             --
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0, $0 and
 $78,174).............................................             --              --              --         78,186
Foreign Currencies at Value...........................          1,269              --              --             --
Cash..................................................         16,936           1,014           1,250         18,118
Receivables:
  Interest............................................          7,856          11,952          42,344         33,222
  Securities Lending Income...........................             --              --              --             23
  Fund Shares Sold....................................            649           1,458           2,516          6,714
Unrealized Gain on Forward Currency Contracts.........          5,830              --              --             --
Unrealized Gain on Foreign Currency Contracts.........              1              --              --             --
Prepaid Expenses and Other Assets.....................             27              41              45            143
                                                       --------------  --------------  -------------- --------------
     Total Assets.....................................        865,428       2,171,892       4,198,795      5,305,808
                                                       --------------  --------------  -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned....................             --              --              --         78,161
  Investment Securities Purchased.....................          3,159              --              --         10,325
  Fund Shares Redeemed................................            392           5,133           1,797          2,294
  Due to Advisor......................................            118             302             342            824
Unrealized Loss on Forward Currency Contracts.........         15,599              --              --             --
Accrued Expenses and Other Liabilities................             89             175             331            274
                                                       --------------  --------------  -------------- --------------
     Total Liabilities................................         19,357           5,610           2,470         91,878
                                                       --------------  --------------  -------------- --------------
NET ASSETS............................................ $      846,071  $    2,166,282  $    4,196,325 $    5,213,930
                                                       ==============  ==============  ============== ==============
Institutional Class Shares -- based on net assets of
 $846,071; $2,166,282; $4,196,325 and $5,213,930
 and shares outstanding of 83,795,912;
 203,629,325; 335,827,940 and 481,430,861,
 respectively......................................... $        10.10  $        10.64  $        12.50 $        10.83
                                                       ==============  ==============  ============== ==============
NUMBER OF SHARES AUTHORIZED...........................  1,000,000,000   1,500,000,000   1,700,000,000  3,000,000,000
                                                       ==============  ==============  ============== ==============
Investments at Cost................................... $      845,636  $    2,161,478  $    4,128,627 $    5,159,777
                                                       ==============  ==============  ============== ==============
Foreign Currencies at Cost............................ $        1,269  $           --  $           -- $           --
                                                       ==============  ==============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital....................................... $      860,773  $    2,170,933  $    4,174,320 $    5,201,278
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)..................         (1,612)          2,406           8,176          1,899
Accumulated Net Realized Gain (Loss)..................          9,325             (83)            219          1,116
Net Unrealized Foreign Exchange Gain (Loss)...........         (9,639)             --              --             --
Net Unrealized Appreciation (Depreciation)............        (12,776)         (6,974)         13,610          9,637
                                                       --------------  --------------  -------------- --------------
NET ASSETS............................................ $      846,071  $    2,166,282  $    4,196,325 $    5,213,930
                                                       ==============  ==============  ============== ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                  DFA
                                                             INTERMEDIATE-                                        DFA
                                                             TERM EXTENDED   DFA TARGETED         DFA         DIVERSIFIED
                                                                QUALITY         CREDIT         INVESTMENT     FIXED INCOME
                                                              PORTFOLIO*      PORTFOLIO*    GRADE PORTFOLIO*   PORTFOLIO
                                                             -------------- --------------  ---------------- --------------
ASSETS:
Investments in Affiliated Investment Companies
 at Value...................................................             --             --               --  $      286,465
Investments at Value (including $86,037, $13,625,
 $474,708 and $0 of securities on loan, respectively)....... $    1,514,835 $      438,158   $    7,054,417          71,087
Temporary Cash Investments at Value & Cost..................             --             --               --           2,143
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $87,967, $13,935, $485,107
 and $0)....................................................         87,976         13,936          485,160              --
Cash........................................................          8,133          4,060           58,286              --
Receivables:
  Investment Securities Sold................................         10,029             --           13,904              --
  Interest..................................................         14,567          3,746           62,486             191
  Securities Lending Income.................................             35              9              147              --
  Fund Shares Sold..........................................          2,317            783           10,906           1,836
  From Advisor..............................................             --             --               --               3
Unrealized Gain on Forward Currency Contracts...............             --             16               --              --
Deferred Offering Costs.....................................             --             --               --              18
Prepaid Expenses and Other Assets...........................             33             31              239              39
                                                             -------------- --------------   --------------  --------------
     Total Assets...........................................      1,637,925        460,739        7,685,545         361,782
                                                             -------------- --------------   --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................         87,968         13,935          485,093              --
  Investment Securities Purchased...........................         12,906          2,290           24,578              --
  Fund Shares Redeemed......................................            176            251            1,753             636
  Due to Advisor............................................            244             55            1,150              --
Unrealized Loss on Forward Currency Contracts...............             --            136               --              --
Accrued Expenses and Other Liabilities......................             83             28              259               3
                                                             -------------- --------------   --------------  --------------
     Total Liabilities......................................        101,377         16,695          512,833             639
                                                             -------------- --------------   --------------  --------------
NET ASSETS.................................................. $    1,536,548 $      444,044   $    7,172,712  $      361,143
                                                             ============== ==============   ==============  ==============
Institutional Class Shares -- based on net assets of
 $1,536,548; $444,044; $7,172,712 and $361,143 and
 shares outstanding of 143,040,474; 44,414,421;
 660,900,761 and 36,913,231, respectively................... $        10.74 $        10.00   $        10.85  $         9.78
                                                             ============== ==============   ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  2,000,000,000  1,000,000,000    2,000,000,000   1,000,000,000
                                                             ============== ==============   ==============  ==============
Investments in Affiliated Investment Companies at
 Cost....................................................... $           -- $           --   $           --  $      287,572
                                                             ============== ==============   ==============  ==============
Investments at Cost......................................... $    1,513,435 $      437,671   $    7,035,854  $       71,155
                                                             ============== ==============   ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    1,532,245 $      443,533   $    7,143,744  $      361,844
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................            913            234           15,548             259
Accumulated Net Realized Gain (Loss)........................          1,981            (92)          (5,196)            215
Net Unrealized Foreign Exchange Gain (Loss).................             --           (119)              --              --
Net Unrealized Appreciation (Depreciation)..................          1,409            488           18,616          (1,175)
                                                             -------------- --------------   --------------  --------------
NET ASSETS.................................................. $    1,536,548 $      444,044   $    7,172,712  $      361,143
                                                             ============== ==============   ==============  ==============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                        DFA INFLATION-    DFA SHORT-
                                                                          PROTECTED      DURATION REAL   DFA MUNICIPAL
                                                           DFA LTIP       SECURITIES        RETURN        REAL RETURN
                                                           PORTFOLIO      PORTFOLIO       PORTFOLIO*       PORTFOLIO
                                                        --------------  --------------  --------------  --------------
ASSETS:
Investments at Value (including $0, $0, $65,475 and
 $0 of securities on loan, respectively)............... $       98,904  $    3,986,597  $    1,014,161  $      634,117
Temporary Cash Investments at Value & Cost.............             --          13,325              --              --
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0, $66,871
 and $0)...............................................             --              --          66,877              --
Cash...................................................            687              --           1,898           9,052
Receivables:
  Interest.............................................            187           8,831           6,491           6,795
  Securities Lending Income............................             --              --              18              --
  Fund Shares Sold.....................................            352           4,123           1,175             496
Unrealized Gain on Swap Contracts......................             --              --           9,809          11,313
Prepaid Expenses and Other Assets......................             11              59              28              16
                                                        --------------  --------------  --------------  --------------
     Total Assets......................................        100,141       4,012,935       1,100,457         661,789
                                                        --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................             --              --          66,864              --
  Investment Securities Purchased......................            419              --              --           8,332
  Fund Shares Redeemed.................................             --           1,617           6,617              71
  Due to Advisor.......................................             10             327             180             106
  Due to Broker........................................             --              --              --              24
Unrealized Loss on Swap Contracts......................             --              --           3,914             572
Accrued Expenses and Other Liabilities.................              5             231              59              26
                                                        --------------  --------------  --------------  --------------
     Total Liabilities.................................            434           2,175          77,634           9,131
                                                        --------------  --------------  --------------  --------------
NET ASSETS............................................. $       99,707  $    4,010,760  $    1,022,823  $      652,658
                                                        ==============  ==============  ==============  ==============
Institutional Class Shares -- based on net assets of
 $99,707; $4,010,760; $1,022,823 and $652,658
 and shares outstanding of 10,666,969;
 336,885,473; 102,755,114 and 65,681,693,
 respectively.......................................... $         9.35  $        11.91  $         9.95  $         9.94
                                                        ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED............................  1,000,000,000   1,500,000,000   1,500,000,000   1,000,000,000
                                                        ==============  ==============  ==============  ==============
Investments at Cost.................................... $       96,761  $    3,896,438  $    1,013,981  $      634,482
                                                        ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................ $       97,509  $    3,906,587  $    1,027,375  $      644,385
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)...................            467          16,584           5,826             175
Accumulated Net Realized Gain (Loss)...................           (412)         (2,570)        (16,459)         (2,278)
Net Unrealized Appreciation (Depreciation).............          2,143          90,159           6,081          10,376
                                                        --------------  --------------  --------------  --------------
NET ASSETS............................................. $       99,707  $    4,010,760  $    1,022,823  $      652,658
                                                        ==============  ==============  ==============  ==============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                           DFA
                                                                                      INTERMEDIATE-   DFA CALIFORNIA
                                                                      DFA SHORT-TERM       TERM         SHORT-TERM
                                                      DFA MUNICIPAL     MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                      BOND PORTFOLIO  BOND PORTFOLIO  BOND PORTFOLIO  BOND PORTFOLIO
                                                      --------------  --------------  --------------  --------------
ASSETS:
Investments at Value................................. $      293,054  $    2,218,291  $    1,498,038  $      954,257
Cash.................................................          1,406           7,894           8,436           6,941
Receivables:
  Interest...........................................          3,727          29,330          17,088          12,780
  Fund Shares Sold...................................            447           8,424           2,982           1,940
Prepaid Expenses and Other Assets....................             34              73              87              24
                                                      --------------  --------------  --------------  --------------
     Total Assets....................................        298,668       2,264,012       1,526,631         975,942
                                                      --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
  Investment Securities Purchased....................             --              --           2,887           6,717
  Fund Shares Redeemed...............................            241           1,207             606           1,058
  Due to Advisor.....................................             48             370             254             158
Accrued Expenses and Other Liabilities...............             12             159              50              49
                                                      --------------  --------------  --------------  --------------
     Total Liabilities...............................            301           1,736           3,797           7,982
                                                      --------------  --------------  --------------  --------------
NET ASSETS........................................... $      298,367  $    2,262,276  $    1,522,834  $      967,960
                                                      ==============  ==============  ==============  ==============
Institutional Class Shares -- based on net assets of
 $298,367; $2,262,276; $1,522,834 and $967,960
 and shares outstanding of 29,335,352;
 221,956,816; 149,575,622 and 93,914,461,
 respectively........................................ $        10.17  $        10.19  $        10.18  $        10.31
                                                      ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED..........................  1,000,000,000   1,500,000,000   1,500,000,000   1,000,000,000
                                                      ==============  ==============  ==============  ==============
Investments at Cost.................................. $      291,554  $    2,209,276  $    1,480,251  $      950,101
                                                      ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $      296,824  $    2,252,919  $    1,504,742  $      963,654
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................             72             448             410             175
Accumulated Net Realized Gain (Loss).................            (29)           (106)           (105)            (25)
Net Unrealized Appreciation (Depreciation)...........          1,500           9,015          17,787           4,156
                                                      --------------  --------------  --------------  --------------
NET ASSETS........................................... $      298,367  $    2,262,276  $    1,522,834  $      967,960
                                                      ==============  ==============  ==============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                 DFA CALIFORNIA
                                                                                 INTERMEDIATE-
                                                                                      TERM           DFA NY
                                                                                 MUNICIPAL BOND    MUNICIPAL
                                                                                   PORTFOLIO     BOND PORTFOLIO
                                                                                 --------------  --------------
ASSETS:
Investments at Value............................................................ $      305,965  $       75,666
Cash............................................................................          2,001             141
Receivables:
 Interest.......................................................................          3,656             825
 Fund Shares Sold...............................................................          1,308             217
Prepaid Expenses and Other Assets...............................................             10              16
                                                                                 --------------  --------------
     Total Assets...............................................................        312,940          76,865
                                                                                 --------------  --------------
LIABILITIES:
Payables:
 Investment Securities Purchased................................................          1,208              --
 Fund Shares Redeemed...........................................................            813              65
 Due to Advisor.................................................................             52              13
Accrued Expenses and Other Liabilities..........................................             10               5
                                                                                 --------------  --------------
     Total Liabilities..........................................................          2,083              83
                                                                                 --------------  --------------
NET ASSETS...................................................................... $      310,857  $       76,782
                                                                                 ==============  ==============
Institutional Class Shares -- based on net assets of $310,857 and $76,782 and
 shares outstanding of 29,493,525 and 7,510,624, respectively................... $        10.54  $        10.22
                                                                                 ==============  ==============
NUMBER OF SHARES AUTHORIZED.....................................................  1,000,000,000   1,000,000,000
                                                                                 ==============  ==============
Investments at Cost............................................................. $      301,718  $       75,047
                                                                                 ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................. $      306,550  $       76,147
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)........................................................................             84              17
Accumulated Net Realized Gain (Loss)............................................            (24)             (1)
Net Unrealized Appreciation (Depreciation)......................................          4,247             619
                                                                                 --------------  --------------
NET ASSETS...................................................................... $      310,857  $       76,782
                                                                                 ==============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                       DFA
                                                                                   SELECTIVELY
                                                            DFA ONE-    DFA TWO-      HEDGED     DFA FIVE-
                                                           YEAR FIXED YEAR GLOBAL  GLOBAL FIXED YEAR GLOBAL
                                                             INCOME   FIXED INCOME    INCOME    FIXED INCOME
                                                           PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                           ---------- ------------ ------------ ------------
INVESTMENT INCOME
  Dividends#..............................................  $   178          --           --            --
  Interest................................................   39,706     $30,136      $10,144      $122,868
  Income from Securities Lending..........................      120          83           45           234
                                                            -------     -------      -------      --------
     Total Investment Income..............................   40,004      30,219       10,189       123,102
                                                            -------     -------      -------      --------
EXPENSES
  Investment Management Fees..............................    5,253       3,622          765        15,722
  Accounting & Transfer Agent Fees........................      198         155           32           427
  Custodian Fees..........................................       82          83           13           150
  Filing Fees.............................................      104          60           18           132
  Shareholders' Reports...................................       94          85           12           195
  Directors'/Trustees' Fees & Expenses....................       35          24            5            62
  Professional Fees.......................................       55          39            8            98
  Other...................................................       89          61           14           159
                                                            -------     -------      -------      --------
     Total Expenses.......................................    5,910       4,129          867        16,945
                                                            -------     -------      -------      --------
  Fees Paid Indirectly (Note C)...........................       --         (70)          (8)         (126)
                                                            -------     -------      -------      --------
  Net Expenses............................................    5,910       4,059          859        16,819
                                                            -------     -------      -------      --------
  NET INVESTMENT INCOME (LOSS)............................   34,094      26,160        9,330       106,283
                                                            -------     -------      -------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..........................     (885)     (5,378)        (236)       (2,576)
    Foreign Currency Transactions.........................       --           9           --           (16)
    Forward Currency Contracts............................       --       1,821       (2,197)        2,395
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency............   (6,340)      1,806       (4,831)      (94,893)
    Translation of Foreign Currency Denominated Amounts...       --          11           --            16
    Forward Currency Contracts............................       --      (2,078)      (1,401)       (1,850)
                                                            -------     -------      -------      --------
  NET REALIZED AND UNREALIZED GAIN (LOSS).................   (7,225)     (3,809)      (8,665)      (96,924)
                                                            -------     -------      -------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...............................................  $26,869     $22,351      $   665      $  9,359
                                                            =======     =======      =======      ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                            DFA WORLD EX                DFA      DFA SHORT-
                                                                U.S.     DFA SHORT- INTERMEDIATE    TERM
                                                             GOVERNMENT     TERM     GOVERNMENT   EXTENDED
                                                            FIXED INCOME GOVERNMENT FIXED INCOME  QUALITY
                                                             PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO#
                                                            ------------ ---------- ------------ ----------
INVESTMENT INCOME
  Dividends................................................         --    $     14    $     31          --
  Interest.................................................   $  4,866      13,693      42,863    $ 50,270
  Income from Securities Lending...........................         --          --          --         161
                                                              --------    --------    --------    --------
     Total Investment Income...............................      4,866      13,707      42,894      50,431
                                                              --------    --------    --------    --------
EXPENSES
  Investment Management Fees...............................        713       1,781       1,960       4,873
  Accounting & Transfer Agent Fees.........................         24          69         158         168
  Custodian Fees...........................................         53          10          19          43
  Filing Fees..............................................         29          32          40          90
  Shareholders' Reports....................................          9          34          66          69
  Directors'/Trustees' Fees & Expenses.....................          4          10          19          24
  Professional Fees........................................          6          17          29          39
  Other....................................................         10          28          48          57
                                                              --------    --------    --------    --------
     Total Expenses........................................        848       1,981       2,339       5,363
                                                              --------    --------    --------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...............        (55)         --          --          (3)
  Fees Paid Indirectly (Note C)............................        (24)         --          --         (39)
                                                              --------    --------    --------    --------
  Net Expenses.............................................        769       1,981       2,339       5,321
                                                              --------    --------    --------    --------
  NET INVESTMENT INCOME (LOSS).............................      4,097      11,726      40,555      45,110
                                                              --------    --------    --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...........................     (7,189)        (46)        502       1,733
    Foreign Currency Transactions..........................       (299)         --          --          --
    Forward Currency Contracts.............................     17,379          --          --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.............      2,021     (16,363)    (93,198)    (29,812)
    Translation of Foreign Currency Denominated Amounts....        400          --          --          --
    Forward Currency Contracts.............................    (14,375)         --          --          --
                                                              --------    --------    --------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..................     (2,063)    (16,409)    (92,696)    (28,079)
                                                              --------    --------    --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................   $  2,034    $ (4,683)   $(52,141)   $ 17,031
                                                              ========    ========    ========    ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                    DFA
                                                               INTERMEDIATE-
                                                                   TERM                      DFA         DFA
                                                                 EXTENDED    DFA TARGETED INVESTMENT DIVERSIFIED
                                                                  QUALITY       CREDIT      GRADE    FIXED INCOME
                                                                PORTFOLIO#    PORTFOLIO#  PORTFOLIO#  PORTFOLIO
                                                               ------------- ------------ ---------- ------------
INVESTMENT INCOME
  Income Distributions Received from Affiliated Investment
   Companies:.................................................         --           --           --     $1,720
                                                                 --------      -------     --------     ------
     Total Net Investment Income Received from Affiliated
      Investment Companies....................................         --           --           --      1,720
                                                                 --------      -------     --------     ------
FUND INVESTMENT INCOME
  Interest....................................................   $ 23,400      $ 4,754     $ 81,332        578
  Income from Securities Lending..............................        157           26          812         --
                                                                 --------      -------     --------     ------
     Total Investment Income..................................     23,557        4,780       82,144        578
                                                                 --------      -------     --------     ------
EXPENSES
  Investment Management Fees..................................      1,428          377        6,505        148
  Accounting & Transfer Agent Fees............................         43           16          192          4
  Custodian Fees..............................................         10            3           42          1
  Filing Fees.................................................         25           17          122         26
  Shareholders' Reports.......................................         21            7           74          1
  Directors'/Trustees' Fees & Expenses........................          7            2           31          1
  Professional Fees...........................................         12            9           47          1
  Organizational & Offering Costs.............................         --           --           --         31
  Other.......................................................         18            5           77          1
                                                                 --------      -------     --------     ------
     Total Expenses...........................................      1,564          436        7,090        214
                                                                 --------      -------     --------     ------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)..................          7          (39)          66       (163)
  Fees Paid Indirectly (Note C)...............................         --           (2)          --         --
                                                                 --------      -------     --------     ------
  Net Expenses................................................      1,571          395        7,156         51
                                                                 --------      -------     --------     ------
  NET INVESTMENT INCOME (LOSS)................................     21,986        4,385       74,988      2,247
                                                                 --------      -------     --------     ------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Investment
   Securities.................................................         --           --           --        215
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..............................      1,983           56        2,019         --
    Foreign Currency Transactions.............................         --           (7)          --         --
    Forward Currency Contracts................................         --          (22)          --         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.....................................    (28,293)      (2,027)     (97,748)      (687)
    Translation of Foreign Currency Denominated Amounts.......         --           11           --         --
    Forward Currency Contracts................................         --         (132)          --         --
                                                                 --------      -------     --------     ------
  NET REALIZED AND UNREALIZED GAIN (LOSS).....................    (26,310)      (2,121)     (95,729)      (472)
                                                                 --------      -------     --------     ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...................................................   $ (4,324)     $ 2,264     $(20,741)    $1,775
                                                                 ========      =======     ========     ======

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                DFA
                                                                             INFLATION-  DFA SHORT-       DFA
                                                                             PROTECTED  DURATION REAL  MUNICIPAL
                                                                   DFA LTIP  SECURITIES    RETURN     REAL RETURN
                                                                   PORTFOLIO PORTFOLIO   PORTFOLIO#    PORTFOLIO
                                                                   --------- ---------- ------------- -----------
INVESTMENT INCOME
  Dividends.......................................................       --   $     32          --           --
  Interest........................................................  $ 1,338     48,442     $ 9,453      $ 4,401
  Income from Securities Lending..................................       --         --         162           --
                                                                    -------   --------     -------      -------
     Total Investment Income......................................    1,338     48,474       9,615        4,401
                                                                    -------   --------     -------      -------
EXPENSES
  Investment Management Fees......................................       39      1,856         961          567
  Accounting & Transfer Agent Fees................................        3        109          32           17
  Custodian Fees..................................................        1         18          18           20
  Filing Fees.....................................................        9         41          21           16
  Shareholders' Reports...........................................        2         56          15            3
  Directors'/Trustees' Fees & Expenses............................       --         18           5            3
  Professional Fees...............................................       --         27           8            3
  Other...........................................................        3         45          12            8
                                                                    -------   --------     -------      -------
     Total Expenses...............................................       57      2,170       1,072          637
                                                                    -------   --------     -------      -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C).............................        2         --          82           --
  Fees Paid Indirectly (Note C)...................................       --         --          --           (9)
                                                                    -------   --------     -------      -------
  Net Expenses....................................................       59      2,170       1,154          628
                                                                    -------   --------     -------      -------
  NET INVESTMENT INCOME (LOSS)....................................    1,279     46,304       8,461        3,773
                                                                    -------   --------     -------      -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................       (6)      (798)        458           (2)
    Swap Contracts................................................       --         --      (4,043)        (660)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................   (2,684)   (50,410)     (5,369)      (3,040)
    Swap Contracts................................................       --         --       8,453        5,568
                                                                    -------   --------     -------      -------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................   (2,690)   (51,208)       (501)       1,866
                                                                    -------   --------     -------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(1,411)  $ (4,904)    $ 7,960      $ 5,639
                                                                    =======   ========     =======      =======

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                             DFA         DFA
                                                                             DFA SHORT- INTERMEDIATE- CALIFORNIA
                                                                      DFA       TERM        TERM      SHORT-TERM
                                                                   MUNICIPAL MUNICIPAL    MUNICIPAL   MUNICIPAL
                                                                     BOND       BOND        BOND         BOND
                                                                   PORTFOLIO PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                                   --------- ---------- ------------- ----------
INVESTMENT INCOME
  Interest........................................................  $1,812    $13,008      $11,035     $ 5,039
                                                                    ------    -------      -------     -------
     Total Investment Income......................................   1,812     13,008       11,035       5,039
                                                                    ------    -------      -------     -------
EXPENSES
  Investment Management Fees......................................     257      2,165        1,391         913
  Accounting & Transfer Agent Fees................................       8         63           41          26
  Custodian Fees..................................................       1         11            7           5
  Filing Fees.....................................................      21         55           42          13
  Shareholders' Reports...........................................       2         24           14           7
  Directors'/Trustees' Fees & Expenses............................       1         11            7           4
  Professional Fees...............................................       2         16            9           7
  Other...........................................................       4         27           20          12
                                                                    ------    -------      -------     -------
     Total Expenses...............................................     296      2,372        1,531         987
                                                                    ------    -------      -------     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C).............................      --         --           68          --
  Fees Paid Indirectly (Note C)...................................      (3)       (18)         (12)         (8)
                                                                    ------    -------      -------     -------
  Net Expenses....................................................     293      2,354        1,587         979
                                                                    ------    -------      -------     -------
  NET INVESTMENT INCOME (LOSS)....................................   1,519     10,654        9,448       4,060
                                                                    ------    -------      -------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................     (25)        (2)          (8)        (12)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.........................................    (402)    (3,397)      (4,981)     (1,697)
                                                                    ------    -------      -------     -------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................    (427)    (3,399)      (4,989)     (1,709)
                                                                    ------    -------      -------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $1,092    $ 7,255      $ 4,459     $ 2,351
                                                                    ======    =======      =======     =======

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                  DFA
                                                                                              CALIFORNIA
                                                                                             INTERMEDIATE-
                                                                                                 TERM         DFA NY
                                                                                               MUNICIPAL    MUNICIPAL
                                                                                                 BOND          BOND
                                                                                               PORTFOLIO   PORTFOLIO(A)
                                                                                             ------------- ------------
INVESTMENT INCOME
  Interest..................................................................................    $ 2,239        $434
                                                                                                -------        ----
     Total Investment Income................................................................      2,239         434
                                                                                                -------        ----
EXPENSES
  Investment Management Fees................................................................        277          66
  Accounting & Transfer Agent Fees..........................................................          9           3
  Custodian Fees............................................................................          2          --
  Filing Fees...............................................................................          9           9
  Shareholders' Reports.....................................................................          2           1
  Directors'/Trustees' Fees & Expenses......................................................          1          --
  Professional Fees.........................................................................          2          --
  Other.....................................................................................          5           3
                                                                                                -------        ----
     Total Expenses.........................................................................        307          82
                                                                                                -------        ----
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................         12           1
  Fees Paid Indirectly (Note C).............................................................         (3)         (1)
                                                                                                -------        ----
  Net Expenses..............................................................................        316          82
                                                                                                -------        ----
  NET INVESTMENT INCOME (LOSS)..............................................................      1,923         352
                                                                                                -------        ----
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................        (12)         (1)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...................................................................     (1,452)         11
                                                                                                -------        ----
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................     (1,464)         10
                                                                                                -------        ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................    $   459        $362
                                                                                                =======        ====

----------
**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                          DFA SELECTIVELY HEDGED
                                         DFA ONE-YEAR FIXED     DFA TWO-YEAR GLOBAL FIXED  GLOBAL FIXED INCOME
                                          INCOME PORTFOLIO          INCOME PORTFOLIO            PORTFOLIO
                                      ------------------------  -----------------------   ---------------------
                                      SIX MONTHS       YEAR     SIX MONTHS       YEAR     SIX MONTHS     YEAR
                                         ENDED        ENDED        ENDED        ENDED        ENDED      ENDED
                                       APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,    APRIL 30,   OCT. 31,
                                         2017          2016        2017          2016        2017        2016
                                      -----------  -----------  -----------  -----------  ----------- ---------
                                      (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)....... $    34,094  $    50,058  $   26,160   $    38,801  $    9,330  $  16,720
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.......        (885)         415      (5,378)       (9,282)       (236)     1,131
   Foreign Currency
    Transactions.....................          --           --           9           (40)         --         --
   Forward Currency Contracts........          --           --       1,821         6,567      (2,197)    15,794
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency.................      (6,340)         437       1,806          (185)     (4,831)     6,778
   Translation of Foreign Currency
    Denominated Amounts..............          --           --          11            (8)         --         --
   Forward Currency Contracts........          --           --      (2,078)        2,794      (1,401)       938
                                      -----------  -----------  ----------   -----------  ----------  ---------
    Net Increase (Decrease) in
     Net Assets Resulting
     from Operations.................      26,869       50,910      22,351        38,647         665     41,361
                                      -----------  -----------  ----------   -----------  ----------  ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares........     (32,264)     (51,284)    (30,459)      (24,459)    (16,079)   (10,482)
  Net Short-Term Gains:
   Institutional Class Shares........          --       (4,011)         --            --          --         --
  Net Long-Term Gains:
   Institutional Class Shares........        (405)      (2,550)         --            --          --         --
                                      -----------  -----------  ----------   -----------  ----------  ---------
    Total Distributions..............     (32,669)     (57,845)    (30,459)      (24,459)    (16,079)   (10,482)
                                      -----------  -----------  ----------   -----------  ----------  ---------
Capital Share Transactions (1):
  Shares Issued......................   2,168,826    3,637,876     821,230     1,053,891     167,223    205,567
  Shares Issued in Lieu of Cash
   Distributions.....................      30,510       53,724      28,136        22,714      16,054     10,453
  Shares Redeemed....................  (1,951,199)  (4,004,884)   (590,516)   (1,726,209)    (84,439)  (254,062)
                                      -----------  -----------  ----------   -----------  ----------  ---------
    Net Increase (Decrease)
     from Capital Share
     Transactions....................     248,137     (313,284)    258,850      (649,604)     98,838    (38,042)
                                      -----------  -----------  ----------   -----------  ----------  ---------
    Total Increase (Decrease) in
     Net Assets......................     242,337     (320,219)    250,742      (635,416)     83,424     (7,163)
NET ASSETS
  Beginning of Period................   6,985,789    7,306,008   4,724,757     5,360,173     988,751    995,914
                                      -----------  -----------  ----------   -----------  ----------  ---------
  End of Period...................... $ 7,228,126  $ 6,985,789  $4,975,499   $ 4,724,757  $1,072,175  $ 988,751
                                      ===========  ===========  ==========   ===========  ==========  =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued......................     210,624      352,921      82,497       105,742      17,533     21,557
  Shares Issued in Lieu of Cash
   Distributions.....................       2,964        5,214       2,832         2,279       1,704      1,128
  Shares Redeemed....................    (189,490)    (388,483)    (59,300)     (173,163)     (8,864)   (26,884)
                                      -----------  -----------  ----------   -----------  ----------  ---------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed........................      24,098      (30,348)     26,029       (65,142)     10,373     (4,199)
                                      ===========  ===========  ==========   ===========  ==========  =========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)........... $     1,524  $      (306) $    9,196   $    13,495  $    6,344  $  13,093

                                      DFA FIVE-YEAR GLOBAL FIXED
                                          INCOME PORTFOLIO
                                      ------------------------
                                      SIX MONTHS        YEAR
                                         ENDED         ENDED
                                       APRIL 30,      OCT. 31,
                                         2017           2016
                                      -----------   -----------
                                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)....... $   106,283   $   190,056
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.......      (2,576)       26,521
   Foreign Currency
    Transactions.....................         (16)         (162)
   Forward Currency Contracts........       2,395        36,842
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency.................     (94,893)       47,303
   Translation of Foreign Currency
    Denominated Amounts..............          16           (45)
   Forward Currency Contracts........      (1,850)        2,660
                                      -----------   -----------
    Net Increase (Decrease) in
     Net Assets Resulting
     from Operations.................       9,359       303,175
                                      -----------   -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares........    (162,810)     (182,028)
  Net Short-Term Gains:
   Institutional Class Shares........      (5,423)       (4,344)
  Net Long-Term Gains:
   Institutional Class Shares........     (42,519)      (30,555)
                                      -----------   -----------
    Total Distributions..............    (210,752)     (216,927)
                                      -----------   -----------
Capital Share Transactions (1):
  Shares Issued......................   1,987,424     3,233,299
  Shares Issued in Lieu of Cash
   Distributions.....................     199,164       204,682
  Shares Redeemed....................  (1,422,401)   (2,164,819)
                                      -----------   -----------
    Net Increase (Decrease)
     from Capital Share
     Transactions....................     764,187     1,273,162
                                      -----------   -----------
    Total Increase (Decrease) in
     Net Assets......................     562,794     1,359,410
NET ASSETS
  Beginning of Period................  12,597,375    11,237,965
                                      -----------   -----------
  End of Period...................... $13,160,169   $12,597,375
                                      ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued......................     181,813       291,341
  Shares Issued in Lieu of Cash
   Distributions.....................      18,375        18,603
  Shares Redeemed....................    (130,183)     (195,311)
                                      -----------   -----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed........................      70,005       114,633
                                      ===========   ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)........... $    21,405   $    77,932

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                          DFA WORLD EX U.S.                               DFA INTERMEDIATE
                                           GOVERNMENT FIXED        DFA SHORT-TERM         GOVERNMENT FIXED
                                           INCOME PORTFOLIO     GOVERNMENT PORTFOLIO      INCOME PORTFOLIO
                                        ---------------------  ----------------------  ----------------------
                                        SIX MONTHS     YEAR    SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                           ENDED      ENDED       ENDED      ENDED        ENDED      ENDED
                                         APRIL 30,   OCT. 31,   APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                           2017        2016       2017        2016        2017        2016
                                        ----------- ---------  ----------- ----------  ----------- ----------
                                        (UNAUDITED)            (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).........  $   4,097  $   7,449  $   11,726  $   21,562  $   40,555  $   70,789
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........     (7,189)   (17,263)        (46)      5,609         502      10,092
   Foreign Currency
    Transactions.......................       (299)      (194)         --          --          --          --
   Forward Currency Contracts..........     17,379     32,912          --          --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency...........................      2,021     18,808     (16,363)      3,307     (93,198)     50,762
   Translation of Foreign Currency
    Denominated Amounts................        400       (222)         --          --          --          --
   Forward Currency Contracts..........    (14,375)      (395)         --          --          --          --
                                         ---------  ---------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations........................      2,034     41,095      (4,683)     30,478     (52,141)    131,643
                                         ---------  ---------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........    (19,386)   (37,065)    (11,598)    (20,778)    (42,081)    (68,105)
  Net Short-Term Gains:
   Institutional Class Shares..........     (1,312)        --        (720)     (3,488)     (3,003)       (201)
  Net Long-Term Gains:
   Institutional Class Shares..........       (551)      (629)     (4,717)     (5,104)     (6,710)    (14,801)
                                         ---------  ---------  ----------  ----------  ----------  ----------
    Total Distributions................    (21,249)   (37,694)    (17,035)    (29,370)    (51,794)    (83,107)
                                         ---------  ---------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued........................    188,453    411,964     335,385     495,616     829,621   1,029,351
  Shares Issued in Lieu of Cash
   Distributions.......................     20,926     37,495      15,923      27,308      49,160      77,909
  Shares Redeemed......................   (116,757)  (247,314)   (257,818)   (574,511)   (390,157)   (723,109)
                                         ---------  ---------  ----------  ----------  ----------  ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions......................     92,622    202,145      93,490     (51,587)    488,624     384,151
                                         ---------  ---------  ----------  ----------  ----------  ----------
    Total Increase (Decrease) in
     Net Assets........................     73,407    205,546      71,772     (50,479)    384,689     432,687
NET ASSETS
  Beginning of Period..................    772,664    567,118   2,094,510   2,144,989   3,811,636   3,378,949
                                         ---------  ---------  ----------  ----------  ----------  ----------
  End of Period........................  $ 846,071  $ 772,664  $2,166,282  $2,094,510  $4,196,325  $3,811,636
                                         =========  =========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................     18,861     40,726      31,594      46,111      66,848      80,021
  Shares Issued in Lieu of Cash
   Distributions.......................      2,118      3,866       1,507       2,550       4,005       6,107
  Shares Redeemed......................    (11,698)   (24,210)    (24,280)    (53,422)    (31,475)    (56,436)
                                         ---------  ---------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed..........................      9,281     20,382       8,821      (4,761)     39,378      29,692
                                         =========  =========  ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME).............  $  (1,612) $  13,677  $    2,406  $    2,278  $    8,176  $    9,702

                                        DFA SHORT-TERM EXTENDED
                                           QUALITY PORTFOLIO
                                        ----------------------
                                        SIX MONTHS     YEAR
                                           ENDED      ENDED
                                         APRIL 30,   OCT. 31,
                                           2017        2016
                                        ----------- ----------
                                        (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......... $   45,110  $   74,685
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........      1,733        (611)
   Foreign Currency
    Transactions.......................         --          --
   Forward Currency Contracts..........         --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency...........................    (29,812)     34,204
   Translation of Foreign Currency
    Denominated Amounts................         --          --
   Forward Currency Contracts..........         --          --
                                        ----------  ----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations........................     17,031     108,278
                                        ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........    (44,327)    (75,125)
  Net Short-Term Gains:
   Institutional Class Shares..........         (4)       (626)
  Net Long-Term Gains:
   Institutional Class Shares..........         (4)     (5,233)
                                        ----------  ----------
    Total Distributions................    (44,335)    (80,984)
                                        ----------  ----------
Capital Share Transactions (1):
  Shares Issued........................  1,021,681   1,630,373
  Shares Issued in Lieu of Cash
   Distributions.......................     43,365      79,037
  Shares Redeemed......................   (547,282)   (909,467)
                                        ----------  ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions......................    517,764     799,943
                                        ----------  ----------
    Total Increase (Decrease) in
     Net Assets........................    490,460     827,237
NET ASSETS
  Beginning of Period..................  4,723,470   3,896,233
                                        ----------  ----------
  End of Period........................ $5,213,930  $4,723,470
                                        ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................     94,710     149,885
  Shares Issued in Lieu of Cash
   Distributions.......................      4,022       7,282
  Shares Redeemed......................    (50,748)    (83,763)
                                        ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed..........................     47,984      73,404
                                        ==========  ==========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)............. $    1,899  $    1,116

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                              DFA INTERMEDIATE-TERM
                                                EXTENDED QUALITY         DFA TARGETED          DFA INVESTMENT
                                                    PORTFOLIO          CREDIT PORTFOLIO        GRADE PORTFOLIO
                                             ----------------------  --------------------  ----------------------


                                             SIX MONTHS     YEAR     SIX MONTHS    YEAR    SIX MONTHS     YEAR
                                                ENDED      ENDED        ENDED     ENDED       ENDED      ENDED
                                              APRIL 30,   OCT. 31,    APRIL 30,  OCT. 31,   APRIL 30,   OCT. 31,
                                                2017        2016        2017       2016       2017        2016
                                             ----------- ----------  ----------- --------  ----------- ----------
                                             (UNAUDITED)             (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............. $   21,986  $   36,419   $  4,385   $  5,786  $   74,988  $  112,427
  Capital Gain Distributions Received from
   Investment Securities....................         --          --         --         --          --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............      1,983       2,392         56       (213)      2,019      (7,215)
   Foreign Currency Transactions............         --          --         (7)         1          --          --
   Forward Currency Contracts...............         --          --        (22)       639          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency................................    (28,293)     37,195     (2,027)     3,362     (97,748)    112,931
   Translation of Foreign Currency
    Denominated Amounts.....................         --          --         11        (10)         --          --
   Forward Currency Contracts...............         --          --       (132)        12          --          --
                                             ----------  ----------   --------   --------  ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.............................     (4,324)     76,006      2,264      9,577     (20,741)    218,143
                                             ----------  ----------   --------   --------  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............    (21,412)    (38,250)    (4,798)    (5,955)    (76,713)   (101,638)
  Net Short-Term Gains:
   Institutional Class Shares...............       (339)         --         --        (49)         --          --
  Net Long-Term Gains:
   Institutional Class Shares...............     (2,020)     (5,135)        --         --          --     (13,538)
                                             ----------  ----------   --------   --------  ----------  ----------
    Total Distributions.....................    (23,771)    (43,385)    (4,798)    (6,004)    (76,713)   (115,176)
                                             ----------  ----------   --------   --------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.............................    323,662     555,254    123,402    168,057   1,674,011   2,753,616
  Shares Issued in Lieu of Cash
   Distributions............................     22,141      40,891      4,612      5,841      75,856     114,093
  Shares Redeemed...........................   (195,201)   (283,542)   (38,015)   (41,500)   (673,490)   (930,081)
                                             ----------  ----------   --------   --------  ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.............    150,602     312,603     89,999    132,398   1,076,377   1,937,628
                                             ----------  ----------   --------   --------  ----------  ----------
    Total Increase (Decrease) in Net
     Assets.................................    122,507     345,224     87,465    135,971     978,923   2,040,595
NET ASSETS
  Beginning of Period.......................  1,414,041   1,068,817    356,579    220,608   6,193,789   4,153,194
                                             ----------  ----------   --------   --------  ----------  ----------
  End of Period............................. $1,536,548  $1,414,041   $444,044   $356,579  $7,172,712  $6,193,789
                                             ==========  ==========   ========   ========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................     30,502      51,131     12,410     16,768     155,609     250,867
  Shares Issued in Lieu of Cash
   Distributions............................      2,093       3,794        464        583       7,119      10,459
  Shares Redeemed...........................    (18,403)    (26,287)    (3,820)    (4,150)    (62,713)    (85,013)
                                             ----------  ----------   --------   --------  ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and Redeemed.............     14,192      28,638      9,054     13,201     100,015     176,313
                                             ==========  ==========   ========   ========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)......................... $      913  $      339   $    234   $    647  $   15,548  $   17,273
*Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                                             DFA DIVERSIFIED FIXED
                                               INCOME PORTFOLIO
                                             --------------------
                                                          PERIOD
                                                         AUG. 10,
                                             SIX MONTHS  2016(A)
                                                ENDED       TO
                                              APRIL 30,  OCT. 31,
                                                2017       2016
                                             ----------- --------
                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............  $  2,247   $    127
  Capital Gain Distributions Received from
   Investment Securities....................       215         --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............        --         --
   Foreign Currency Transactions............        --         --
   Forward Currency Contracts...............        --         --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency................................      (687)      (488)
   Translation of Foreign Currency
    Denominated Amounts.....................        --         --
   Forward Currency Contracts...............        --         --
                                              --------   --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.............................     1,775       (361)
                                              --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............    (2,005)      (110)
  Net Short-Term Gains:
   Institutional Class Shares...............        --         --
  Net Long-Term Gains:
   Institutional Class Shares...............        --         --
                                              --------   --------
    Total Distributions.....................    (2,005)      (110)
                                              --------   --------
Capital Share Transactions (1):
  Shares Issued.............................   271,926    116,367
  Shares Issued in Lieu of Cash
   Distributions............................     2,005        110
  Shares Redeemed...........................   (25,119)    (3,445)
                                              --------   --------
    Net Increase (Decrease) from
     Capital Share Transactions.............   248,812    113,032
                                              --------   --------
    Total Increase (Decrease) in Net
     Assets.................................   248,582    112,561
NET ASSETS
  Beginning of Period.......................   112,561         --
                                              --------   --------
  End of Period.............................  $361,143   $112,561
                                              ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................    27,945     11,678
  Shares Issued in Lieu of Cash
   Distributions............................       207         11
  Shares Redeemed...........................    (2,582)      (347)
                                              --------   --------
    Net Increase (Decrease) from
     Shares Issued and Redeemed.............    25,570     11,342
                                              ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME).........................  $    259   $     17
*Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  DFA INFLATION-
                                                               PROTECTED SECURITIES     DFA SHORT-DURATION
                                          DFA LTIP PORTFOLIO         PORTFOLIO        REAL RETURN PORTFOLIO
                                         -------------------  ----------------------  ---------------------
                                         SIX MONTHS    YEAR   SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                            ENDED     ENDED      ENDED      ENDED        ENDED      ENDED
                                          APRIL 30,  OCT. 31,  APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                            2017       2016      2017        2016        2017        2016
                                         ----------- -------- ----------- ----------  ----------- ---------
                                         (UNAUDITED)          (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........   $ 1,279   $   973  $   46,304  $   44,323  $    8,461  $  13,326
  Capital Gain Distributions Received
   from Investment Securities...........        --        --          --          --          --         --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........        (6)       44        (798)     10,299         458        267
   Swap Contracts.......................        --        --          --          --      (4,043)    (4,828)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................    (2,684)    4,852     (50,410)    136,526      (5,369)     4,726
   Swap Contracts.......................        --        --          --          --       8,453     14,527
                                           -------   -------  ----------  ----------  ----------  ---------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    (1,411)    5,869      (4,904)    191,148       7,960     28,018
                                           -------   -------  ----------  ----------  ----------  ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........      (999)     (786)    (35,519)    (36,066)    (13,087)    (9,645)
  Net Short-Term Gains:
   Institutional Class Shares...........       (50)       --        (141)         --          --         --
  Net Long-Term Gains:
   Institutional Class Shares...........        --        --      (8,865)     (2,828)         --         --
                                           -------   -------  ----------  ----------  ----------  ---------
    Total Distributions.................    (1,049)     (786)    (44,525)    (38,894)    (13,087)    (9,645)
                                           -------   -------  ----------  ----------  ----------  ---------
Capital Share Transactions (1):
  Shares Issued.........................    41,868    62,424     981,607   1,236,112     216,720    368,597
  Shares Issued in Lieu of Cash
   Distributions........................     1,049       409      39,634      34,698      12,649      9,262
  Shares Redeemed.......................    (4,017)   (4,857)   (475,119)   (891,895)   (116,375)  (266,272)
                                           -------   -------  ----------  ----------  ----------  ---------
    Net Increase (Decrease) from
     Capital Share Transactions.........    38,900    57,976     546,122     378,915     112,994    111,587
                                           -------   -------  ----------  ----------  ----------  ---------
    Total Increase (Decrease) in Net
     Assets.............................    36,440    63,059     496,693     531,169     107,867    129,960
NET ASSETS
  Beginning of Period...................    63,267       208   3,514,067   2,982,898     914,956    784,996
                                           -------   -------  ----------  ----------  ----------  ---------
  End of Period.........................   $99,707   $63,267  $4,010,760  $3,514,067  $1,022,823  $ 914,956
                                           =======   =======  ==========  ==========  ==========  =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................     4,532     6,891      83,192     104,535      21,846     37,408
  Shares Issued in Lieu of Cash
   Distributions........................       117        41       3,415       2,878       1,293        964
  Shares Redeemed.......................      (433)     (505)    (40,429)    (75,144)    (11,741)   (27,232)
                                           -------   -------  ----------  ----------  ----------  ---------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................     4,216     6,427      46,178      32,269      11,398     11,140
                                           =======   =======  ==========  ==========  ==========  =========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME).....................   $   467   $   187  $   16,584  $    5,799  $    5,826  $  10,452

                                          DFA MUNICIPAL REAL
                                           RETURN PORTFOLIO
                                         --------------------
                                         SIX MONTHS    YEAR
                                            ENDED     ENDED
                                          APRIL 30,  OCT. 31,
                                            2017       2016
                                         ----------- --------
                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $  3,773   $  4,077
  Capital Gain Distributions Received
   from Investment Securities...........        --          1
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........        (2)        (1)
   Swap Contracts.......................      (660)    (1,616)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................    (3,040)     1,145
   Swap Contracts.......................     5,568      8,274
                                          --------   --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................     5,639     11,880
                                          --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........    (3,695)    (4,131)
  Net Short-Term Gains:
   Institutional Class Shares...........        --         --
  Net Long-Term Gains:
   Institutional Class Shares...........        --         --
                                          --------   --------
    Total Distributions.................    (3,695)    (4,131)
                                          --------   --------
Capital Share Transactions (1):
  Shares Issued.........................   225,100    353,189
  Shares Issued in Lieu of Cash
   Distributions........................     3,681      4,113
  Shares Redeemed.......................   (52,052)   (75,304)
                                          --------   --------
    Net Increase (Decrease) from
     Capital Share Transactions.........   176,729    281,998
                                          --------   --------
    Total Increase (Decrease) in Net
     Assets.............................   178,673    289,747
NET ASSETS
  Beginning of Period...................   473,985    184,238
                                          --------   --------
  End of Period.........................  $652,658   $473,985
                                          ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................    22,891     35,985
  Shares Issued in Lieu of Cash
   Distributions........................       373        417
  Shares Redeemed.......................    (5,301)    (7,646)
                                          --------   --------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................    17,963     28,756
                                          ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME).....................  $    175   $     97

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)+

                                                             DFA SHORT-TERM       DFA INTERMEDIATE-TERM      DFA CALIFORNIA
                                    DFA MUNICIPAL BOND       MUNICIPAL BOND          MUNICIPAL BOND            SHORT-TERM
                                         PORTFOLIO              PORTFOLIO               PORTFOLIO        MUNICIPAL BOND PORTFOLIO
                                   --------------------  ----------------------  ----------------------  -----------------------
                                   SIX MONTHS    YEAR    SIX MONTHS     YEAR     SIX MONTHS     YEAR     SIX MONTHS      YEAR
                                      ENDED     ENDED       ENDED      ENDED        ENDED      ENDED        ENDED       ENDED
                                    APRIL 30,  OCT. 31,   APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,    APRIL 30,    OCT. 31,
                                      2017       2016       2017        2016        2017        2016        2017         2016
                                   ----------- --------  ----------- ----------  ----------- ----------  -----------  ---------
                                   (UNAUDITED)           (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET
 ASSETS
Operations:
  Net Investment Income
   (Loss).........................  $  1,519   $  1,850  $   10,654  $   19,800  $    9,448  $   15,002   $   4,060   $   7,054
  Capital Gain Distributions
   Received from Investment
   Securities.....................        --         --          --           1          --          --          --          --
  Net Realized Gain (Loss) on:
   Investment Securities
    Sold*.........................       (25)        (1)         (2)        (14)         (8)         (4)        (12)         (5)
  Change in Unrealized
   Appreciation (Depreciation)
   of:
   Investment Securities..........      (402)       851      (3,397)     (4,356)     (4,981)      6,117      (1,697)       (884)
                                    --------   --------  ----------  ----------  ----------  ----------   ---------   ---------
    Net Increase (Decrease) in
     Net Assets Resulting
     from Operations..............     1,092      2,700       7,255      15,431       4,459      21,115       2,351       6,165
                                    --------   --------  ----------  ----------  ----------  ----------   ---------   ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....    (1,485)    (1,922)    (10,495)    (21,005)     (9,370)    (15,739)     (3,995)     (7,440)
                                    --------   --------  ----------  ----------  ----------  ----------   ---------   ---------
    Total Distributions...........    (1,485)    (1,922)    (10,495)    (21,005)     (9,370)    (15,739)     (3,995)     (7,440)
                                    --------   --------  ----------  ----------  ----------  ----------   ---------   ---------
Capital Share Transactions (1):
  Shares Issued...................   140,886    150,409     603,903     644,837     529,694     584,454     239,441     290,811
  Shares Issued in Lieu of Cash
   Distributions..................     1,485      1,922      10,181      20,616       8,993      15,261       3,977       7,405
  Shares Redeemed.................   (64,332)   (32,703)   (452,549)   (755,735)   (275,589)   (250,925)   (154,023)   (242,216)
                                    --------   --------  ----------  ----------  ----------  ----------   ---------   ---------
    Net Increase (Decrease)
     from Capital Share
     Transactions.................    78,039    119,628     161,535     (90,282)    263,098     348,790      89,395      56,000
                                    --------   --------  ----------  ----------  ----------  ----------   ---------   ---------
    Total Increase (Decrease)
     in Net Assets................    77,646    120,406     158,295     (95,856)    258,187     354,166      87,751      54,725
NET ASSETS
  Beginning of Period.............   220,721    100,315   2,103,981   2,199,837   1,264,647     910,481     880,209     825,484
                                    --------   --------  ----------  ----------  ----------  ----------   ---------   ---------
  End of Period...................  $298,367   $220,721  $2,262,276  $2,103,981  $1,522,834  $1,264,647   $ 967,960   $ 880,209
                                    ========   ========  ==========  ==========  ==========  ==========   =========   =========
(1) SHARES ISSUED AND
 REDEEMED:
  Shares Issued...................    13,987     14,688      59,530      62,920      52,644      56,787      23,340      28,064
  Shares Issued in Lieu of Cash
   Distributions..................       147        188       1,002       2,013         891       1,485         387         715
  Shares Redeemed.................    (6,394)    (3,194)    (44,591)    (73,707)    (27,347)    (24,370)    (15,016)    (23,379)
                                    --------   --------  ----------  ----------  ----------  ----------   ---------   ---------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.....................     7,740     11,682      15,941      (8,774)     26,188      33,902       8,711       5,400
                                    ========   ========  ==========  ==========  ==========  ==========   =========   =========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT
 INCOME)..........................  $     72   $     38  $      448  $      289  $      410  $      332   $     175   $     110

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                        DFA CALIFORNIA
                                                                       INTERMEDIATE-TERM        DFA NY MUNICIPAL
                                                                     MUNICIPAL BOND PORTFOLIO    BOND PORTFOLIO
                                                                     -----------------------  -------------------
                                                                     SIX MONTHS      YEAR     SIX MONTHS    YEAR
                                                                        ENDED       ENDED        ENDED     ENDED
                                                                      APRIL 30,    OCT. 31,    APRIL 30,  OCT. 31,
                                                                        2017         2016        2017       2016
                                                                     -----------   --------   ----------- --------
                                                                     (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................................  $  1,923     $  3,178    $    352   $   466
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.....................................       (12)          (6)         (1)       --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...........................................    (1,452)       1,032          11       266
                                                                      --------     --------    --------   -------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations....................................................       459        4,204         362       732
                                                                      --------     --------    --------   -------
Distributions From:
  Net Investment Income:
    Institutional Class Shares......................................    (1,894)      (3,364)       (345)     (487)
                                                                      --------     --------    --------   -------
     Total Distributions............................................    (1,894)      (3,364)       (345)     (487)
                                                                      --------     --------    --------   -------
Capital Share Transactions (1):
  Shares Issued.....................................................   116,350       95,612      29,084    31,273
  Shares Issued in Lieu of Cash Distributions.......................     1,854        3,334         345       487
  Shares Redeemed...................................................   (61,805)     (40,517)    (10,245)   (3,409)
                                                                      --------     --------    --------   -------
     Net Increase (Decrease) from Capital Share Transactions........    56,399       58,429      19,184    28,351
                                                                      --------     --------    --------   -------
     Total Increase (Decrease) in Net Assets........................    54,964       59,269      19,201    28,596
NET ASSETS
  Beginning of Period...............................................   255,893      196,624      57,581    28,985
                                                                      --------     --------    --------   -------
  End of Period.....................................................  $310,857     $255,893    $ 76,782   $57,581
                                                                      ========     ========    ========   =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................................    11,148        8,964       2,868     3,047
  Shares Issued in Lieu of Cash Distributions.......................       177          313          34        47
  Shares Redeemed...................................................    (5,932)      (3,800)     (1,010)     (332)
                                                                      --------     --------    --------   -------
     Net Increase (Decrease) from Shares Issued and Redeemed........     5,393        5,477       1,892     2,762
                                                                      ========     ========    ========   =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME).................................................  $     84     $     55    $     17   $    10

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                      -------------------------------------------------------------------------  --------------
                                       SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR      SIX MONTHS
                                          ENDED        ENDED       ENDED       ENDED       ENDED       ENDED         ENDED
                                        APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     APRIL 30,
                                          2017          2016        2015        2014        2013        2012         2017
--------------------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)                                                                (UNAUDITED)
Net Asset Value, Beginning of Period. $    10.31     $    10.32  $    10.32  $    10.33  $    10.35  $    10.35  $     9.99
                                      ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...       0.05           0.07        0.04        0.03        0.04        0.05        0.05
  Net Gains (Losses) on Securities
   (Realized and Unrealized).........      (0.01)            --        0.01          --          --        0.03       (0.01)
                                      ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.......................       0.04           0.07        0.05        0.03        0.04        0.08        0.04
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............      (0.05)         (0.07)      (0.04)      (0.03)      (0.04)      (0.05)      (0.06)
  Net Realized Gains.................         --          (0.01)      (0.01)      (0.01)      (0.02)      (0.03)         --
                                      ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions...............      (0.05)         (0.08)      (0.05)      (0.04)      (0.06)      (0.08)      (0.06)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    10.30     $    10.31  $    10.32  $    10.32  $    10.33  $    10.35  $     9.97
===================================== ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return.........................       0.37%(D)       0.70%       0.44%       0.28%       0.43%       0.79%       0.43%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $7,228,126     $6,985,789  $7,306,008  $8,455,559  $8,089,711  $7,094,264  $4,975,499
Ratio of Expenses to Average
 Net Assets..........................       0.17%(E)       0.17%       0.17%       0.17%       0.17%       0.17%       0.17%(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly)....................       0.17%(E)       0.17%       0.17%       0.17%       0.17%       0.17%       0.17%(E)
Ratio of Net Investment Income to
 Average Net Assets..................       0.97%(E)       0.69%       0.38%       0.30%       0.38%       0.52%       1.08%(E)
Portfolio Turnover Rate..............         53%(D)         64%         81%         72%         62%         77%         75%(D)
--------------------------------------------------------------------------------------------------------------------------------

                                        DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                      -----------------------------------------------------------
                                         YEAR        YEAR        YEAR        YEAR        YEAR
                                        ENDED       ENDED       ENDED       ENDED       ENDED
                                       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                         2016        2015        2014        2013        2012
-------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period. $     9.96  $    10.02  $    10.06  $    10.13  $    10.23
                                      ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...       0.08        0.05        0.05        0.05        0.07
  Net Gains (Losses) on Securities
   (Realized and Unrealized).........         --          --          --          --        0.02
                                      ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.......................       0.08        0.05        0.05        0.05        0.09
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............      (0.05)      (0.10)      (0.08)      (0.10)      (0.16)
  Net Realized Gains.................         --       (0.01)      (0.01)      (0.02)      (0.03)
                                      ----------  ----------  ----------  ----------  ----------
   Total Distributions...............      (0.05)      (0.11)      (0.09)      (0.12)      (0.19)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $     9.99  $     9.96  $    10.02  $    10.06  $    10.13
===================================== ==========  ==========  ==========  ==========  ==========
Total Return.........................       0.81%       0.56%       0.51%       0.51%       0.85%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $4,724,757  $5,360,173  $6,188,952  $5,552,198  $4,671,093
Ratio of Expenses to Average
 Net Assets..........................       0.17%       0.18%       0.17%       0.18%       0.18%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly)....................       0.17%       0.18%       0.17%       0.18%       0.18%
Ratio of Net Investment Income to
 Average Net Assets..................       0.79%       0.54%       0.51%       0.54%       0.68%
Portfolio Turnover Rate..............         87%        125%         99%        123%        107%
-------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
                                      -------------------------------------------------------------------  ---------------
                                       SIX MONTHS      YEAR       YEAR        YEAR       YEAR      YEAR      SIX MONTHS
                                          ENDED       ENDED      ENDED       ENDED      ENDED     ENDED         ENDED
                                        APRIL 30,    OCT. 31,   OCT. 31,    OCT. 31,   OCT. 31,  OCT. 31,     APRIL 30,
                                          2017         2016       2015        2014       2013      2012         2017
---------------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)                                                           (UNAUDITED)
Net Asset Value, Beginning of Period. $     9.72     $   9.41  $  10.00   $    10.21   $  10.41  $  10.65  $     11.16
                                      ----------     --------  --------   ----------   --------  --------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...       0.09         0.17      0.15         0.15       0.17      0.17         0.09
  Net Gains (Losses) on Securities
   (Realized and Unrealized).........      (0.09)        0.24     (0.59)       (0.22)     (0.11)    (0.06)       (0.09)
                                      ----------     --------  --------   ----------   --------  --------  -----------
   Total from Investment
    Operations.......................         --         0.41     (0.44)       (0.07)      0.06      0.11           --
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............      (0.15)       (0.10)    (0.15)       (0.12)     (0.25)    (0.34)       (0.14)
  Net Realized Gains.................         --           --        --        (0.02)     (0.01)    (0.01)       (0.04)
                                      ----------     --------  --------   ----------   --------  --------  -----------
   Total Distributions...............      (0.15)       (0.10)    (0.15)       (0.14)     (0.26)    (0.35)       (0.18)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $     9.57     $   9.72  $   9.41   $    10.00   $  10.21  $  10.41  $     10.98
===================================== ===========    ========  ========   ==========   ========  ========  ===========
Total Return.........................       0.06%(D)     4.44%    (4.42)%      (0.72)%     0.52%     1.22%        0.06%(D)
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $1,072,175     $988,751  $995,914   $1,099,647   $985,287  $863,403  $13,160,169
Ratio of Expenses to Average Net
 Assets..............................       0.17%(E)     0.17%     0.17%        0.17%      0.18%     0.19%        0.27%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Fees Paid
 Indirectly).........................       0.17%(E)     0.17%     0.17%        0.17%      0.18%     0.19%        0.27%(E)
Ratio of Net Investment Income to
 Average Net Assets..................       1.83%(E)     1.75%     1.55%        1.46%      1.62%     1.65%        1.69%(E)
Portfolio Turnover Rate..............         26%(D)       54%       56%          48%        99%      109%          29%(D)
---------------------------------------------------------------------------------------------------------------------------

                                        DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                      -------------------------------------------------------------
                                          YEAR         YEAR        YEAR        YEAR        YEAR
                                         ENDED        ENDED       ENDED       ENDED       ENDED
                                        OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                          2016         2015        2014        2013        2012
---------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period. $     11.08  $     11.06  $    11.14  $    11.28  $    11.32
                                      -----------  -----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...        0.18         0.17        0.15        0.12        0.18
  Net Gains (Losses) on Securities
   (Realized and Unrealized).........        0.10         0.07        0.05       (0.05)       0.22
                                      -----------  -----------  ----------  ----------  ----------
   Total from Investment
    Operations.......................        0.28         0.24        0.20        0.07        0.40
---------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............       (0.17)       (0.20)      (0.13)      (0.10)      (0.23)
  Net Realized Gains.................       (0.03)       (0.02)      (0.15)      (0.11)      (0.21)
                                      -----------  -----------  ----------  ----------  ----------
   Total Distributions...............       (0.20)       (0.22)      (0.28)      (0.21)      (0.44)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $     11.16  $     11.08  $    11.06  $    11.14  $    11.28
===================================== ===========  ===========  ==========  ==========  ==========
Total Return.........................        2.63%        2.22%       1.90%       0.63%       3.74%
---------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $12,597,375  $11,237,965  $9,818,116  $7,851,561  $6,341,337
Ratio of Expenses to Average Net
 Assets..............................        0.27%        0.27%       0.27%       0.28%       0.28%
Ratio of Expenses to Average Net
 Assets (Excluding Fees Paid
 Indirectly).........................        0.27%        0.27%       0.27%       0.28%       0.28%
Ratio of Net Investment Income to
 Average Net Assets..................        1.60%        1.55%       1.34%       1.05%       1.64%
Portfolio Turnover Rate..............          41%          51%         62%         72%         58%
---------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
                                       ---------------------------------------------------------------        ---------------
                                                                                                 PERIOD
                                       SIX MONTHS      YEAR      YEAR      YEAR      YEAR       DEC. 6,         SIX MONTHS
                                          ENDED       ENDED     ENDED     ENDED     ENDED      2011(A) TO          ENDED
                                        APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,         APRIL 30,
                                          2017         2016      2015      2014      2013         2012             2017
------------------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)                                                              (UNAUDITED)
Net Asset Value, Beginning of Period..  $  10.37     $  10.48  $  10.81  $  10.31  $  10.56   $  10.00        $    10.75
                                        --------     --------  --------  --------  --------   --------        ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)....      0.05         0.11      0.14      0.19      0.16       0.18              0.06
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..........     (0.05)        0.50      0.27      0.60     (0.14)      0.48             (0.08)
                                        --------     --------  --------  --------  --------   --------        ----------
   Total from Investment
    Operations........................        --         0.61      0.41      0.79      0.02       0.66             (0.02)
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...............     (0.25)       (0.71)    (0.69)    (0.29)    (0.17)     (0.10)            (0.06)
  Net Realized Gains..................     (0.02)       (0.01)    (0.05)       --     (0.10)        --             (0.03)
                                        --------     --------  --------  --------  --------   --------        ----------
   Total Distributions................     (0.27)       (0.72)    (0.74)    (0.29)    (0.27)     (0.10)            (0.09)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........  $  10.10     $  10.37  $  10.48  $  10.81  $  10.31   $  10.56        $    10.64
====================================== ===========   ========  ========  ========  ========  ==========       ===========
Total Return..........................      0.12%(D)     6.26%     3.93%     7.93%     0.23%      6.66%(D)         (0.21)%(D)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..........................  $846,071     $772,664  $567,118  $355,241  $240,733   $141,237        $2,166,282
Ratio of Expenses to Average
 Net Assets...........................      0.19%(E)     0.20%     0.20%     0.20%     0.20%      0.20%(C)(E)       0.19%(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and Fees
 Paid Indirectly).....................      0.21%(E)     0.22%     0.22%     0.22%     0.23%      0.37%(C)(E)       0.19%(E)
Ratio of Net Investment Income to
 Average Net Assets...................      1.03%(E)     1.09%     1.37%     1.81%     1.53%      1.83%(C)(E)       1.12%(E)
Portfolio Turnover Rate...............        17%(D)       48%       27%       41%       44%        82%(D)            18%(D)
------------------------------------------------------------------------------------------------------------------------------

                                            DFA SHORT-TERM GOVERNMENT PORTFOLIO
                                       ------------------------------------------------------------

                                          YEAR        YEAR        YEAR         YEAR        YEAR
                                         ENDED       ENDED       ENDED        ENDED       ENDED
                                        OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                                          2016        2015        2014         2013        2012
---------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.. $    10.75  $    10.69  $    10.70  $    10.88   $    10.99
                                       ----------  ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)....       0.11        0.10        0.08        0.08         0.11
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..........       0.04        0.07          --       (0.08)        0.09
                                       ----------  ----------  ----------  ----------   ----------
   Total from Investment
    Operations........................       0.15        0.17        0.08          --         0.20
---------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...............      (0.11)      (0.09)      (0.07)      (0.09)       (0.11)
  Net Realized Gains..................      (0.04)      (0.02)      (0.02)      (0.09)       (0.20)
                                       ----------  ----------  ----------  ----------   ----------
   Total Distributions................      (0.15)      (0.11)      (0.09)      (0.18)       (0.31)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........ $    10.75  $    10.75  $    10.69  $    10.70   $    10.88
====================================== ==========  ==========  ==========  ==========   ==========
Total Return..........................       1.40%       1.65%       0.83%      (0.03)%       1.89%
---------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).......................... $2,094,510  $2,144,989  $2,061,710  $1,780,576   $1,585,670
Ratio of Expenses to Average
 Net Assets...........................       0.19%       0.19%       0.19%       0.19%        0.20%
Ratio of Expenses to Average
 Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and Fees
 Paid Indirectly).....................       0.19%       0.19%       0.19%       0.19%        0.20%
Ratio of Net Investment Income to
 Average Net Assets...................       1.02%       0.90%       0.75%       0.78%        0.98%
Portfolio Turnover Rate...............         51%         82%         40%         37%          41%
---------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                      ---------------------------------------------------------------------------  --------------
                                        SIX MONTHS       YEAR        YEAR        YEAR         YEAR        YEAR      SIX MONTHS
                                           ENDED        ENDED       ENDED       ENDED        ENDED       ENDED         ENDED
                                         APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,     APRIL 30,
                                           2017          2016        2015        2014         2013        2012         2017
----------------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)                                                                 (UNAUDITED)
Net Asset Value, Beginning of Period. $    12.86      $    12.67  $    12.60  $    12.52  $    13.13   $    12.90  $    10.90
                                      ----------      ----------  ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...       0.13            0.26        0.27        0.29        0.31         0.37        0.10
  Net Gains (Losses) on Securities
   (Realized and Unrealized).........      (0.33)           0.24        0.13        0.08       (0.58)        0.32       (0.07)
                                      ----------      ----------  ----------  ----------  ----------   ----------  ----------
   Total from Investment
    Operations.......................      (0.20)           0.50        0.40        0.37       (0.27)        0.69        0.03
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............      (0.13)          (0.25)      (0.27)      (0.29)      (0.32)       (0.37)      (0.10)
  Net Realized Gains.................      (0.03)          (0.06)      (0.06)         --       (0.02)       (0.09)         --
                                      ----------      ----------  ----------  ----------  ----------   ----------  ----------
   Total Distributions...............      (0.16)          (0.31)      (0.33)      (0.29)      (0.34)       (0.46)      (0.10)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    12.50      $    12.86  $    12.67  $    12.60  $    12.52   $    13.13  $    10.83
===================================== ===========     ==========  ==========  ==========  ==========   ==========  ===========
Total Return.........................      (1.50)%(D)       3.95%       3.25%       3.00%      (2.09)%       5.49%       0.25%(D)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $4,196,325      $3,811,636  $3,378,949  $4,021,616  $3,665,838   $3,058,924  $5,213,930
Ratio of Expenses to Average
 Net Assets..........................       0.12%(E)        0.12%       0.12%       0.12%       0.12%        0.13%       0.22%(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees
 Recovered by Advisor and Fees
 Paid Indirectly)....................       0.12%(E)        0.12%       0.12%       0.12%       0.12%        0.13%       0.22%(E)
Ratio of Net Investment Income to
 Average Net Assets..................       2.07%(E)        2.01%       2.17%       2.30%       2.45%        2.85%       1.85%(E)
Portfolio Turnover Rate..............          4%(D)          17%         19%         29%          6%           4%         10%(D)
----------------------------------------------------------------------------------------------------------------------------------

                                        DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
                                      -----------------------------------------------------------
                                         YEAR        YEAR        YEAR        YEAR        YEAR
                                        ENDED       ENDED       ENDED       ENDED       ENDED
                                       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                         2016        2015        2014        2013        2012
-------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period. $    10.82  $    10.86  $    10.86  $    10.98  $    10.86
                                      ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...       0.19        0.17        0.16        0.17        0.21
  Net Gains (Losses) on Securities
   (Realized and Unrealized).........       0.10       (0.01)         --       (0.09)       0.13
                                      ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.......................       0.29        0.16        0.16        0.08        0.34
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............      (0.19)      (0.19)      (0.14)      (0.18)      (0.20)
  Net Realized Gains.................      (0.02)      (0.01)      (0.02)      (0.02)      (0.02)
                                      ----------  ----------  ----------  ----------  ----------
   Total Distributions...............      (0.21)      (0.20)      (0.16)      (0.20)      (0.22)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    10.90  $    10.82  $    10.86  $    10.86  $    10.98
===================================== ==========  ==========  ==========  ==========  ==========
Total Return.........................       2.70%       1.48%       1.44%       0.79%       3.22%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $4,723,470  $3,896,233  $3,822,894  $2,632,084  $1,975,102
Ratio of Expenses to Average
 Net Assets..........................       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees
 Recovered by Advisor and Fees
 Paid Indirectly)....................       0.22%       0.22%       0.22%       0.23%       0.23%
Ratio of Net Investment Income to
 Average Net Assets..................       1.77%       1.58%       1.45%       1.57%       1.96%
Portfolio Turnover Rate..............         25%         28%         23%         19%         21%
-------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
                                                       -------------------------------------------------------------------------

                                                         SIX MONTHS       YEAR        YEAR        YEAR         YEAR       YEAR
                                                            ENDED        ENDED       ENDED       ENDED        ENDED      ENDED
                                                          APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,   OCT. 31,
                                                            2017          2016        2015        2014         2013       2012
----------------------------------------------------------------------------------------------------------------------------------
                                                         (UNAUDITED)
Net Asset Value, Beginning of Period.................. $    10.97      $    10.67  $    10.80  $    10.50  $    11.10   $  10.46
                                                       ----------      ----------  ----------  ----------  ----------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................       0.16            0.32        0.33        0.33        0.31       0.33
 Net Gains (Losses) on Securities (Realized and
   Unrealized)........................................      (0.21)           0.37       (0.04)       0.28       (0.59)      0.61
                                                       ----------      ----------  ----------  ----------  ----------   --------
   Total from Investment Operations...................      (0.05)           0.69        0.29        0.61       (0.28)      0.94
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................      (0.16)          (0.34)      (0.37)      (0.31)      (0.31)     (0.30)
 Net Realized Gains...................................      (0.02)          (0.05)      (0.05)         --       (0.01)        --
                                                       ----------      ----------  ----------  ----------  ----------   --------
   Total Distributions................................      (0.18)          (0.39)      (0.42)      (0.31)      (0.32)     (0.30)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................ $    10.74      $    10.97  $    10.67  $    10.80  $    10.50   $  11.10
=====================================================  ===========     ==========  ==========  ==========  ==========   ========
Total Return..........................................      (0.47)%(D)       6.61%       2.66%       5.91%      (2.62)%     9.19%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................. $1,536,548      $1,414,041  $1,068,817  $2,133,894  $1,391,394   $828,270
Ratio of Expenses to Average Net Assets...............       0.22%(E)        0.22%       0.22%       0.22%       0.22%      0.22%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly).....................................       0.22%(E)        0.22%       0.22%       0.22%       0.23%      0.24%
Ratio of Net Investment Income to Average Net Assets..       3.08%(E)        2.99%       3.05%       3.06%       2.88%      3.04%
Portfolio Turnover Rate...............................          9%(D)          28%         30%         23%         10%         8%
----------------------------------------------------------------------------------------------------------------------------------

                                                            DFA TARGETED CREDIT PORTFOLIO
                                                       ---------------------------------
                                                                                   PERIOD
                                                       SIX MONTHS      YEAR       MAY 20,
                                                          ENDED       ENDED      2015(A) TO
                                                        APRIL 30,    OCT. 31,     OCT. 31,
                                                          2017         2016         2015
-----------------------------------------------------------------------------------------------
                                                       (UNAUDITED)
Net Asset Value, Beginning of Period..................  $  10.08     $   9.96   $  10.00
                                                        --------     --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................      0.11         0.21       0.08
 Net Gains (Losses) on Securities (Realized and
   Unrealized)........................................     (0.07)        0.12      (0.06)
                                                        --------     --------   --------
   Total from Investment Operations...................      0.04         0.33       0.02
-----------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................     (0.12)       (0.21)     (0.06)
 Net Realized Gains...................................        --           --         --
                                                        --------     --------   --------
   Total Distributions................................     (0.12)       (0.21)     (0.06)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................  $  10.00     $  10.08   $   9.96
=====================================================  ===========   ========  ==========
Total Return..........................................      0.40%(D)     3.39%      0.18%(D)
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................  $444,044     $356,579   $220,608
Ratio of Expenses to Average Net Assets...............      0.20%(E)     0.20%      0.20%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly).....................................      0.22%(E)     0.24%      0.28%(C)(E)
Ratio of Net Investment Income to Average Net Assets..      2.21%(E)     2.06%      1.81%(C)(E)
Portfolio Turnover Rate...............................        14%(D)       21%         2%(D)
-----------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                DFA INVESTMENT GRADE PORTFOLIO
                      ------------------------------------------------------------------------------

                        SIX MONTHS       YEAR        YEAR          YEAR           YEAR          YEAR
                           ENDED        ENDED       ENDED         ENDED          ENDED         ENDED
                         APRIL 30,     OCT. 31,    OCT. 31,      OCT. 31,       OCT. 31,      OCT. 31,
                           2017          2016        2015          2014           2013          2012
---------------------------------------------------------------------------------------------------------
                        (UNAUDITED)
Net Asset Value,
 Beginning of Period. $    11.04      $    10.80  $    10.76  $    10.57     $    10.99     $  10.60
                      ----------      ----------  ----------  ----------     ----------     --------
Income from
 Investment
 Operations
-----------
 Net Investment
   Income (Loss) (A).       0.12            0.24        0.27        0.26           0.25         0.25
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......      (0.18)           0.25        0.02        0.18          (0.42)        0.40
                      ----------      ----------  ----------  ----------     ----------     --------
   Total from
    Investment
    Operations.......      (0.06)           0.49        0.29        0.44          (0.17)        0.65
---------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment
   Income............      (0.13)          (0.22)      (0.25)      (0.25)         (0.24)       (0.26)
 Net Realized Gains..         --           (0.03)         --          --          (0.01)          --
                      ----------      ----------  ----------  ----------     ----------     --------
   Total
    Distributions....      (0.13)          (0.25)      (0.25)      (0.25)         (0.25)       (0.26)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period....... $    10.85      $    11.04  $    10.80  $    10.76     $    10.57     $  10.99
====================  ===========     ==========  ==========  ==========     ==========     ========
Total Return.........      (0.56)%(D)       4.62%       2.77%       4.29%         (1.58)%       6.21%
---------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).. $7,172,712      $6,193,789  $4,153,194  $2,433,057     $1,442,269     $899,163
Ratio of Expenses
 to Average Net
 Assets..............       0.22%(E)        0.22%       0.22%       0.22%(B)       0.22%(B)     0.22%(B)
Ratio of Expenses
 to Average Net
 Assets (Excluding
 Fees (Waived),
 (Expenses
 Reimbursed),
 and/or Previously
 Waived Fees
 Recovered by
 Advisor and Fees
 Paid Indirectly)....       0.22%(E)        0.22%       0.38%       0.40%(B)       0.41%(B)     0.41%(B)
Ratio of Net
 Investment Income
 to Average Net
 Assets..............       2.31%(E)        2.20%       2.49%       2.40%(B)       2.30%(B)     2.32%(B)
Portfolio Turnover
 Rate................          9%(D)           7%         52%        N/A            N/A          N/A
---------------------------------------------------------------------------------------------------------

                            DFA DIVERSIFIED FIXED
                               INCOME PORTFOLIO
                      ------------------------
                                           PERIOD
                       SIX MONTHS         AUG. 10,
                          ENDED          2016(A) TO
                        APRIL 30,         OCT. 31,
                          2017              2016
--------------------------------------------------------
                       (UNAUDITED)
Net Asset Value,
 Beginning of Period.  $   9.92       $  10.00
                       --------       --------
Income from
 Investment
 Operations
-----------
 Net Investment
   Income (Loss) (A).      0.09           0.02
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......     (0.15)         (0.08)
                       --------       --------
   Total from
    Investment
    Operations.......     (0.06)         (0.06)
--------------------------------------------------------
Less Distributions
------------------
 Net Investment
   Income............     (0.08)         (0.02)
 Net Realized Gains..        --             --
                       --------       --------
   Total
    Distributions....     (0.08)         (0.02)
--------------------------------------------------------
Net Asset Value,
 End of Period.......  $   9.78       $   9.92
====================  ===========    ==========
Total Return.........     (0.56)%(D)     (0.64)%(D)
--------------------------------------------------------
Net Assets, End of
 Period (thousands)..  $361,143       $112,561
Ratio of Expenses
 to Average Net
 Assets..............      0.15%(E)       0.15%(B)(C)(E)
Ratio of Expenses
 to Average Net
 Assets (Excluding
 Fees (Waived),
 (Expenses
 Reimbursed),
 and/or Previously
 Waived Fees
 Recovered by
 Advisor and Fees
 Paid Indirectly)....      0.28%(E)       0.45%(B)(C)(E)
Ratio of Net
 Investment Income
 to Average Net
 Assets..............      1.83%(E)       0.91%(C)(E)
Portfolio Turnover
 Rate................       N/A            N/A
--------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    DFA LTIP PORTFOLIO
                                           -------------------------------------------------------------        ---------------
                                                                                                   PERIOD
                                           SIX MONTHS       YEAR     YEAR      YEAR     YEAR      MARCH 7,        SIX MONTHS
                                              ENDED        ENDED    ENDED     ENDED    ENDED     2012(A) TO          ENDED
                                            APRIL 30,     OCT. 31, OCT. 31,  OCT. 31, OCT. 31,    OCT. 31,         APRIL 30,
                                              2017          2016     2015      2014     2013        2012             2017
--------------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)                                                            (UNAUDITED)
Net Asset Value, Beginning of Period......   $  9.81      $  8.67   $ 9.50    $ 8.80  $ 11.38     $10.00        $    12.09
                                             -------      -------   ------    ------  -------     ------        ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........      0.15         0.26     0.05      0.20     0.15       0.12              0.15
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............     (0.48)        1.03    (0.81)     0.86    (2.60)      1.30             (0.19)
                                             -------      -------   ------    ------  -------     ------        ----------
   Total from Investment Operations.......     (0.33)        1.29    (0.76)     1.06    (2.45)      1.42             (0.04)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................     (0.12)       (0.15)   (0.07)    (0.36)   (0.13)     (0.04)            (0.11)
  Net Realized Gains......................     (0.01)          --       --        --       --         --             (0.03)
                                             -------      -------   ------    ------  -------     ------        ----------
   Total Distributions....................     (0.13)       (0.15)   (0.07)    (0.36)   (0.13)     (0.04)            (0.14)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............   $  9.35      $  9.81   $ 8.67    $ 9.50  $  8.80     $11.38        $    11.91
========================================== ===========    ======== ========  ======== ========  ==========      ===========
Total Return..............................     (3.32)%(D)   14.90%   (8.04)%   12.22%  (21.54)%    14.23%(D)         (0.28)%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).....   $99,707      $63,267   $  208    $  995  $ 1,375     $  489        $4,010,760
Ratio of Expenses to Average Net Assets...      0.15%(E)     0.15%    0.28%     0.40%    0.40%      0.40%(C)(E)       0.12%(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor)...............      0.14%(E)     0.21%   16.22%     3.63%    2.90%     29.65%(C)(E)       0.12%(E)
Ratio of Net Investment Income to Average
 Net Assets...............................      3.26%(E)     2.76%    0.49%     2.29%    1.50%      1.68%(C)(E)       2.50%(E)
Portfolio Turnover Rate...................         0%(D)        4%      88%      105%     120%        11%(D)            10%(D)
--------------------------------------------------------------------------------------------------------------------------------

                                            DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
                                           -------------------------------------------------------------

                                              YEAR         YEAR        YEAR         YEAR        YEAR
                                             ENDED        ENDED       ENDED        ENDED       ENDED
                                            OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                                              2016         2015        2014         2013        2012
--------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period...... $    11.54  $    11.75   $    11.84  $    13.00   $    12.35
                                           ----------  ----------   ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.16        0.06         0.22        0.21         0.27
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       0.53       (0.17)       (0.06)      (1.05)        0.79
                                           ----------  ----------   ----------  ----------   ----------
   Total from Investment Operations.......       0.69       (0.11)        0.16       (0.84)        1.06
--------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.13)      (0.07)       (0.25)      (0.24)       (0.27)
  Net Realized Gains......................      (0.01)      (0.03)          --       (0.08)       (0.14)
                                           ----------  ----------   ----------  ----------   ----------
   Total Distributions....................      (0.14)      (0.10)       (0.25)      (0.32)       (0.41)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $    12.09  $    11.54   $    11.75  $    11.84   $    13.00
========================================== ==========  ==========   ==========  ==========   ==========
Total Return..............................       5.96%      (0.98)%       1.38%      (6.59)%       8.70%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $3,514,067  $2,982,898   $2,722,146  $2,592,771   $2,511,251
Ratio of Expenses to Average Net Assets...       0.12%       0.12%        0.12%       0.12%        0.13%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor)...............       0.12%       0.12%        0.12%       0.12%        0.13%
Ratio of Net Investment Income to Average
 Net Assets...............................       1.35%       0.54%        1.83%       1.68%        2.12%
Portfolio Turnover Rate...................         19%         12%          25%         26%           9%
--------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               DFA SHORT-DURATION REAL RETURN PORTFOLIO
                                                                       -----------------------------------------------
                                                                                                                   PERIOD
                                                                        SIX MONTHS      YEAR        YEAR          NOV. 5,
                                                                           ENDED       ENDED       ENDED         2013(A) TO
                                                                         APRIL 30,    OCT. 31,    OCT. 31,        OCT. 31,
                                                                           2017         2016        2015            2014
---------------------------------------------------------------------------------------------------------------------------------
                                                                        (UNAUDITED)
Net Asset Value, Beginning of Period.................................. $    10.02     $   9.79  $  10.00      $  10.00
                                                                       ----------     --------  --------      --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................       0.09         0.17      0.14          0.11
 Net Gains (Losses) on Securities (Realized and Unrealized)...........      (0.02)        0.18     (0.26)        (0.09)
                                                                       ----------     --------  --------      --------
   Total from Investment Operations...................................       0.07         0.35     (0.12)         0.02
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................      (0.14)       (0.12)    (0.09)        (0.02)
 Net Realized Gains...................................................         --           --        --            --
                                                                       ----------     --------  --------      --------
   Total Distributions................................................      (0.14)       (0.12)    (0.09)        (0.02)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................ $     9.95     $  10.02  $   9.79      $  10.00
=====================================================================  ===========    ========  ========     ==========
Total Return..........................................................       0.72%(D)     3.67%    (1.14)%        0.20%(D)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................................. $1,022,823     $914,956  $784,996      $632,077
Ratio of Expenses to Average Net Assets...............................       0.24%(E)     0.24%     0.24%         0.24%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly)..........................................................       0.22%(E)     0.23%     0.23%         0.31%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets..................       1.76%(E)     1.68%     1.38%(E)      1.12%(B)(C)(E)
Portfolio Turnover Rate...............................................         19%(D)       62%       30%          138%(D)
---------------------------------------------------------------------------------------------------------------------------------

                                                                         DFA MUNICIPAL REAL RETURN PORTFOLIO
                                                                       ---------------------------------
                                                                                                   PERIOD
                                                                       SIX MONTHS      YEAR       NOV. 4,
                                                                          ENDED       ENDED      2014(A) TO
                                                                        APRIL 30,    OCT. 31,     OCT. 31,
                                                                          2017         2016         2015
---------------------------------------------------------------------------------------------------------------
                                                                       (UNAUDITED)
Net Asset Value, Beginning of Period..................................  $   9.93     $   9.72   $  10.00
                                                                        --------     --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................      0.07         0.12       0.11
 Net Gains (Losses) on Securities (Realized and Unrealized)...........        --         0.21      (0.31)
                                                                        --------     --------   --------
   Total from Investment Operations...................................      0.07         0.33      (0.20)
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................     (0.06)       (0.12)     (0.08)
 Net Realized Gains...................................................        --           --         --
                                                                        --------     --------   --------
   Total Distributions................................................     (0.06)       (0.12)     (0.08)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................  $   9.94     $   9.93   $   9.72
=====================================================================  ===========   ========  ==========
Total Return..........................................................      0.74%(D)     3.40%     (1.98)%(D)
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................  $652,658     $473,985   $184,238
Ratio of Expenses to Average Net Assets...............................      0.22%(E)     0.26%      0.27%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly)..........................................................      0.22%(E)     0.24%      0.35%(C)(E)
Ratio of Net Investment Income to Average Net Assets..................      1.33%(E)     1.19%      1.12%(C)
Portfolio Turnover Rate...............................................         0%(D)        0%         0%(D)
---------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

              (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)(A)

                                                                    DFA MUNICIPAL BOND PORTFOLIO
                                                              ---------------------------------        --------------
                                                                                          PERIOD
                                                              SIX MONTHS      YEAR      MARCH 10,       SIX MONTHS
                                                                 ENDED       ENDED      2015(A) TO         ENDED
                                                               APRIL 30,    OCT. 31,     OCT. 31,        APRIL 30,
                                                                 2017         2016         2015            2017
----------------------------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)                               (UNAUDITED)
Net Asset Value, Beginning of Period.........................  $  10.22     $  10.12   $  10.00        $    10.21
                                                               --------     --------   --------        ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.06         0.12       0.09              0.05
  Net Gains (Losses) on Securities (Realized and Unrealized).     (0.05)        0.10       0.09             (0.02)
                                                               --------     --------   --------        ----------
   Total from Investment Operations..........................      0.01         0.22       0.18              0.03
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.06)       (0.12)     (0.06)            (0.05)
  Net Realized Gains.........................................        --           --         --                --
                                                               --------     --------   --------        ----------
   Total Distributions.......................................     (0.06)       (0.12)     (0.06)            (0.05)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................  $  10.17     $  10.22   $  10.12        $    10.19
============================================================= ===========   ========  ==========       ===========
Total Return.................................................      0.08%(D)     2.22%      1.83%(D)          0.28%(D)
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................  $298,367     $220,721   $100,315        $2,262,276
Ratio of Expenses to Average Net Assets......................      0.23%(E)     0.23%      0.23%(C)(E)       0.22%(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................      0.23%(E)     0.25%      0.37%(C)(E)       0.22%(E)
Ratio of Net Investment Income to Average Net Assets.........      1.18%(E)     1.13%      1.31%(C)(E)       0.98%(E)
Portfolio Turnover Rate......................................         3%(D)        2%         2%(D)             8%(D)
----------------------------------------------------------------------------------------------------------------------

                                                                 DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                                                              -----------------------------------------------------------

                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016        2015        2014        2013        2012
-------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $    10.24  $    10.23  $    10.23  $    10.29  $    10.30
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.09        0.09        0.09        0.10        0.14
  Net Gains (Losses) on Securities (Realized and Unrealized).      (0.02)       0.01          --       (0.06)      (0.01)
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       0.07        0.10        0.09        0.04        0.13
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.10)      (0.09)      (0.09)      (0.10)      (0.14)
  Net Realized Gains.........................................         --          --          --          --          --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (0.10)      (0.09)      (0.09)      (0.10)      (0.14)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    10.21  $    10.24  $    10.23  $    10.23  $    10.29
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................       0.68%       1.00%       0.87%       0.42%       1.30%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $2,103,981  $2,199,837  $2,206,915  $1,780,699  $1,582,296
Ratio of Expenses to Average Net Assets......................       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net Assets.........       0.92%       0.90%       0.88%       0.98%       1.38%
Portfolio Turnover Rate......................................         11%         18%         30%         24%         20%
-------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                                           -------------------------------------------------------------------
                                                                                                          PERIOD
                                             SIX MONTHS       YEAR       YEAR      YEAR       YEAR       MARCH 1,
                                                ENDED        ENDED      ENDED     ENDED      ENDED      2012(A) TO
                                              APRIL 30,     OCT. 31,   OCT. 31,  OCT. 31,   OCT. 31,     OCT. 31,
                                                2017          2016       2015      2014       2013         2012
----------------------------------------------------------------------------------------------------------------------
                                             (UNAUDITED)
Net Asset Value, Beginning of Period...... $    10.25      $    10.17  $  10.10  $   9.84  $  10.06    $ 10.00
                                           ----------      ----------  --------  --------  --------    -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.07            0.14      0.15      0.17      0.13       0.07
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............      (0.07)           0.09      0.06      0.25     (0.22)      0.04
                                           ----------      ----------  --------  --------  --------    -------
   Total from Investment Operations.......         --            0.23      0.21      0.42     (0.09)      0.11
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.07)          (0.15)    (0.14)    (0.16)    (0.13)     (0.05)
                                           ----------      ----------  --------  --------  --------    -------
   Total Distributions....................      (0.07)          (0.15)    (0.14)    (0.16)    (0.13)     (0.05)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $    10.18      $    10.25  $  10.17  $  10.10  $   9.84    $ 10.06
========================================== ===========     ==========  ========  ========  ========   ==========
Total Return..............................      (0.02)%(D)       2.23%     2.13%     4.34%    (0.91)%     1.13%(D)
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $1,522,834      $1,264,647  $910,481  $508,722  $269,514    $89,499
Ratio of Expenses to Average
 Net Assets...............................       0.23%(E)        0.23%     0.23%     0.23%     0.23%      0.23%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor)...............       0.22%(E)        0.22%     0.23%     0.24%     0.26%      0.34%(C)(E)
Ratio of Net Investment Income to Average
 Net Assets...............................       1.36%(E)        1.34%     1.47%     1.69%     1.36%      1.09%
Portfolio Turnover Rate...................          1%(D)           3%        1%        4%        0%         2%(D)
----------------------------------------------------------------------------------------------------------------------

                                                 DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                                           --------------------------------------------------------------

                                           SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR
                                              ENDED       ENDED     ENDED     ENDED     ENDED     ENDED
                                            APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                              2017         2016      2015      2014      2013      2012
----------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period......  $  10.33     $  10.34  $  10.33  $  10.31  $  10.34  $  10.32
                                            --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........      0.05         0.09      0.08      0.09      0.10      0.15
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............     (0.03)       (0.01)     0.01      0.01     (0.03)     0.02
                                            --------     --------  --------  --------  --------  --------
   Total from Investment Operations.......      0.02         0.08      0.09      0.10      0.07      0.17
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................     (0.04)       (0.09)    (0.08)    (0.08)    (0.10)    (0.15)
                                            --------     --------  --------  --------  --------  --------
   Total Distributions....................     (0.04)       (0.09)    (0.08)    (0.08)    (0.10)    (0.15)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............  $  10.31     $  10.33  $  10.34  $  10.33  $  10.31  $  10.34
========================================== ===========   ========  ========  ========  ========  ========
Total Return..............................      0.24%(D)     0.79%     0.87%     1.02%     0.70%     1.61%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).....  $967,960     $880,209  $825,484  $703,773  $521,090  $395,141
Ratio of Expenses to Average
 Net Assets...............................      0.21%(E)     0.22%     0.22%     0.22%     0.23%     0.23%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor)...............      0.22%(E)     0.22%     0.22%     0.22%     0.23%     0.23%
Ratio of Net Investment Income to Average
 Net Assets...............................      0.89%(E)     0.84%     0.78%     0.83%     0.98%     1.41%
Portfolio Turnover Rate...................         5%(D)       20%       23%       22%       28%       20%
----------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                                --------------------------------------------------------------
                                                                                          PERIOD
                                 SIX MONTHS      YEAR      YEAR      YEAR      YEAR      NOV. 29,
                                    ENDED       ENDED     ENDED     ENDED     ENDED     2011(A) TO
                                  APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,
                                    2017         2016      2015      2014      2013        2012
------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of
 Period........................  $  10.62      $  10.56  $  10.47  $  10.16  $ 10.30   $ 10.00
                                 --------      --------  --------  --------  -------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................      0.07          0.15      0.17      0.18     0.15      0.15
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     (0.08)         0.07      0.08      0.30    (0.14)     0.27
                                 --------      --------  --------  --------  -------   -------
   Total from Investment
    Operations.................     (0.01)         0.22      0.25      0.48     0.01      0.42
------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.07)        (0.16)    (0.16)    (0.17)   (0.15)    (0.12)
 Net Realized Gains............        --            --        --        --       --        --
                                 --------      --------  --------  --------  -------   -------
   Total Distributions.........     (0.07)        (0.16)    (0.16)    (0.17)   (0.15)    (0.12)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.  $  10.54      $  10.62  $  10.56  $  10.47  $ 10.16   $ 10.30
==============================  ===========    ========  ========  ========  ======== ==========
Total Return...................     (0.09)%(D)     2.10%     2.46%     4.82%    0.08%     4.21%(D)
------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................  $310,857      $255,893  $196,624  $140,424  $97,199   $58,652
Ratio of Expenses to Average
 Net Assets....................      0.23%(E)      0.23%     0.23%     0.23%    0.23%     0.23%(C)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor)....      0.22%(E)      0.23%     0.23%     0.24%    0.26%     0.41%(C)(E)
Ratio of Net Investment
 Income to Average Net Assets..      1.39%(E)      1.42%     1.59%     1.75%    1.48%     1.51%(C)(E)
Portfolio Turnover Rate........         4%(D)         4%        2%       14%      11%        0%(D)
------------------------------------------------------------------------------------------------------

                                   DFA NY MUNICIPAL BOND PORTFOLIO
                                -------------------------------
                                                           PERIOD
                                SIX MONTHS      YEAR      JUNE 16,
                                   ENDED       ENDED     2015(A) TO
                                 APRIL 30,    OCT. 31,    OCT. 31,
                                   2017         2016        2015
----------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
 Period........................   $ 10.25     $ 10.14   $ 10.00
                                  -------     -------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................      0.05        0.11      0.05
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     (0.03)       0.12      0.12
                                  -------     -------   -------
   Total from Investment
    Operations.................      0.02        0.23      0.17
----------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.05)      (0.12)    (0.03)
 Net Realized Gains............        --          --        --
                                  -------     -------   -------
   Total Distributions.........     (0.05)      (0.12)    (0.03)
----------------------------------------------------------------------
Net Asset Value, End of Period.   $ 10.22     $ 10.25   $ 10.14
==============================  ===========   ======== ==========
Total Return...................      0.21%(D)    2.29%     1.75%(D)
----------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................   $76,782     $57,581   $28,985
Ratio of Expenses to Average
 Net Assets....................      0.25%(E)    0.25%     0.25%(C)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor)....      0.25%(E)    0.34%     0.51%(C)(E)
Ratio of Net Investment
 Income to Average Net Assets..      1.06%(E)    1.10%     1.25%(C)(E)
Portfolio Turnover Rate........         3%(D)       1%        0%
----------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-six operational portfolios, of which twenty-two (the "Portfolios") are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The DFA Diversified Fixed Income Portfolio achieves its investment objective by primarily investing in other series of the Fund (collectively, the "Master Funds"). At April 30, 2017, the DFA Diversified Fixed Income Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the underlying Master Funds as detailed below:

                                                                                    PERCENTAGE
                                                                                     OWNERSHIP
FUND OF FUNDS                           MASTER FUNDS                                AT 04/30/17
-------------                           ------------                                -----------
DFA Diversified Fixed Income Portfolio  DFA Two-Year Global Fixed Income Portfolio      2%
                                        DFA Intermediate Government Fixed Income        4%
                                          Portfolio

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master Fund shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio (the "International Fixed Income Portfolios"), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

   The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Short Duration Real Return Portfolio and DFA Diversified Fixed Income Portfolio isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

   4. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   5. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2017, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

          DFA One-Year Fixed Income Portfolio.................. 0.15%
          DFA Two-Year Global Fixed Income Portfolio........... 0.15%
          DFA Selectively Hedged Global Fixed Income Portfolio. 0.15%
          DFA Five-Year Global Fixed Income Portfolio.......... 0.25%

        DFA World ex U.S. Government Fixed Income Portfolio....... 0.18%
        DFA Short-Term Government Portfolio....................... 0.17%
        DFA Intermediate Government Fixed Income Portfolio........ 0.10%
        DFA Short-Term Extended Quality Portfolio................. 0.20%
        DFA Intermediate-Term Extended Quality Portfolio.......... 0.20%
        DFA Targeted Credit Portfolio............................. 0.19%
        DFA Investment Grade Portfolio............................ 0.20%
        DFA Diversified Fixed Income Portfolio.................... 0.12%
        DFA LTIP Portfolio........................................ 0.10%
        DFA Inflation-Protected Securities Portfolio.............. 0.10%
        DFA Short-Duration Real Return Portfolio.................. 0.20%
        DFA Municipal Real Return Portfolio....................... 0.20%
        DFA Municipal Bond Portfolio.............................. 0.20%
        DFA Short-Term Municipal Bond Portfolio................... 0.20%
        DFA Intermediate-Term Municipal Bond Portfolio............ 0.20%
        DFA California Short-Term Municipal Bond Portfolio........ 0.20%
        DFA California Intermediate-Term Municipal Bond Portfolio. 0.20%
        DFA NY Municipal Bond Portfolio........................... 0.20%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2017, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2017, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                    NET WAIVED
                                                                PREVIOUSLY         FEES/EXPENSES
                                                RECOVERY       WAIVED FEES/           ASSUMED
                                  EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  (RECOVERED PREVIOUSLY
                                 LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE     WAIVED FEES/
INSTITUTIONAL CLASS SHARES         AMOUNT   EXPENSES ASSUMED     RECOVERY        EXPENSES ASSUMED)
--------------------------       ---------- ---------------- ----------------- ---------------------
DFA Selectively Hedged Global
  Fixed Income Portfolio (1)....    0.25%           --                --                 --
DFA World ex U.S. Government
  Fixed Income Portfolio (1)....    0.20%         $  3            $  316               $ 55
DFA Short-Term Government
  Portfolio (2).................    0.20%           --                --                 --
DFA Short-Term Extended Quality
  Portfolio (1).................    0.22%           44               392                  3
DFA Intermediate-Term Extended
  Quality Portfolio (1).........    0.22%           18               242                 (7)
DFA Targeted Credit
  Portfolio (1).................    0.20%            1               219                 39
DFA Investment Grade
  Portfolio (3).................    0.22%          105             7,463                (66)
DFA Diversified Fixed Income
  Portfolio (4).................    0.15%           --               205                163
DFA LTIP Portfolio (1)..........    0.15%            3                57                 (2)

                                                                                       NET WAIVED
                                                                   PREVIOUSLY         FEES/EXPENSES
                                                   RECOVERY       WAIVED FEES/           ASSUMED
                                     EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  (RECOVERED PREVIOUSLY
                                    LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE     WAIVED FEES/
INSTITUTIONAL CLASS SHARES            AMOUNT   EXPENSES ASSUMED     RECOVERY        EXPENSES ASSUMED)
--------------------------          ---------- ---------------- ----------------- ---------------------
DFA Inflation-Protected Securities
  Portfolio (1)....................    0.20%          --                --                  --
DFA Short-Duration Real Return
  Portfolio (5)....................    0.24%         $85               $34                $(82)
DFA Municipal Real Return
  Portfolio (1)....................    0.27%          --                --                  --
DFA Municipal Bond
  Portfolio (1)....................    0.23%           3                91                  --
DFA Short-Term Municipal Bond
  Portfolio (2)....................    0.30%          --                --                  --
DFA Intermediate-Term Municipal
  Bond Portfolio (1)...............    0.23%          75                 6                 (68)
DFA California Short-Term
  Municipal Bond Portfolio (1).....    0.30%          --                --                  --
DFA California Intermediate-Term
  Municipal Bond Portfolio (1).....    0.23%          13                 6                 (12)
DFA NY Municipal Bond
  Portfolio (1)....................    0.25%           1                61                  (1)

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of each of the Portfolios listed above so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of each such Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (3) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series") and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount of a class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (4) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount of a class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (5) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the "Underlying Funds"). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, described above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2017, expenses reduced were as follows (amounts in thousands):

                                                                FEES PAID
                                                                INDIRECTLY
                                                                ----------
     DFA Two-Year Global Fixed Income Portfolio................    $ 70
     DFA Selectively Hedged Global Fixed Income Portfolio......       8
     DFA Five-Year Global Fixed Income Portfolio...............     126
     DFA World ex U.S. Government Fixed Income Portfolio.......      24
     DFA Short-Term Extended Quality Portfolio.................      39
     DFA Targeted Credit Portfolio.............................       2
     DFA Municipal Real Return Portfolio.......................       9
     DFA Municipal Bond Portfolio..............................       3
     DFA Short-Term Municipal Bond Portfolio...................      18
     DFA Intermediate-Term Municipal Bond Portfolio............      12
     DFA California Short-Term Municipal Bond Portfolio........       8
     DFA California Intermediate-Term Municipal Bond Portfolio.       3
     DFA NY Municipal Bond Portfolio...........................       1

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid by the Fund to the CCO were $150 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

        DFA One-Year Fixed Income Portfolio....................... $383
        DFA Two-Year Global Fixed Income Portfolio................  311
        DFA Selectively Hedged Global Fixed Income Portfolio......   28
        DFA Five-Year Global Fixed Income Portfolio...............  288
        DFA World ex U.S. Government Fixed Income Portfolio.......    7
        DFA Short-Term Government Portfolio.......................   72
        DFA Intermediate Government Fixed Income Portfolio........  118
        DFA Short-Term Extended Quality Portfolio.................   74
        DFA Intermediate-Term Extended Quality Portfolio..........   25
        DFA Targeted Credit Portfolio.............................    2
        DFA Investment Grade Portfolio............................   54
        DFA Diversified Fixed Income Portfolio....................    1
        DFA LTIP Portfolio........................................   --
        DFA Inflation-Protected Securities Portfolio..............   79
        DFA Short-Duration Real Return Portfolio..................    7
        DFA Municipal Real Return Portfolio.......................    3
        DFA Municipal Bond Portfolio..............................    1
        DFA Short-Term Municipal Bond Portfolio...................   75
        DFA Intermediate-Term Municipal Bond Portfolio............   11
        DFA California Short-Term Municipal Bond Portfolio........   19
        DFA California Intermediate-Term Municipal Bond Portfolio.    3
        DFA NY Municipal Bond Portfolio...........................   --

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                         U.S. GOVERNMENT      OTHER INVESTMENT
                                                           SECURITIES            SECURITIES
                                                      --------------------- ---------------------
                                                      PURCHASES    SALES    PURCHASES    SALES
                                                      ---------- ---------- ---------- ----------
DFA One-Year Fixed Income Portfolio.................. $1,067,660 $1,067,047 $2,254,614 $2,468,020
DFA Two-Year Global Fixed Income Portfolio...........  1,010,455  1,138,604  2,865,088  2,430,450
DFA Selectively Hedged Global Fixed Income Portfolio.    227,574    155,695    129,232    109,321
DFA Five-Year Global Fixed Income Portfolio..........     38,272    181,088  4,331,815  3,509,629
DFA World ex U.S. Government Fixed Income Portfolio..      9,500      4,610    212,173    125,250
DFA Short-Term Government Portfolio..................    477,387    379,851         --         --
DFA Intermediate Government Fixed Income Portfolio...    672,087    167,523         --         --
DFA Short-Term Extended Quality Portfolio............     24,101     19,898  1,020,884    480,191
DFA Intermediate-Term Extended Quality Portfolio.....      2,030      2,016    274,398    125,663
DFA Targeted Credit Portfolio........................      3,985      4,010    142,275     50,437
DFA Investment Grade Portfolio.......................    727,878    118,127    917,571    470,062
DFA Diversified Fixed Income Portfolio...............     49,156         --    199,499         --
DFA LTIP Portfolio...................................     40,209        172         --         --
DFA Inflation-Protected Securities Portfolio.........    887,134    377,471         --         --
DFA Short-Duration Real Return Portfolio.............     61,127     62,109    237,645    119,613
DFA Municipal Real Return Portfolio..................         --         --    195,527      2,509
DFA Municipal Bond Portfolio.........................         --         --    103,723      8,046
DFA Short-Term Municipal Bond Portfolio..............         --         --    358,684    157,207

                                                    U.S. GOVERNMENT OTHER INVESTMENT
                                                      SECURITIES       SECURITIES
                                                    --------------- -----------------
                                                    PURCHASES SALES PURCHASES  SALES
                                                    --------- ----- --------- -------
DFA Intermediate-Term Municipal Bond Portfolio.....    --      --   $293,091  $18,023
DFA California Short-Term Municipal Bond Portfolio.    --      --    153,643   39,468
DFA California Intermediate-Term Municipal Bond
  Portfolio........................................    --      --     68,622    9,718
DFA NY Municipal Bond Portfolio....................    --      --     24,937    1,896

   For the six months ended April 30, 2017, the Fund of Funds transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                      DFA DIVERSIFIED FIXED INCOME PORTFOLIO
                                          ---------------------------------------------------------------
                                          BALANCE AT BALANCE AT                 DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES           10/31/2016 4/30/2017  PURCHASES SALES  INCOME   REALIZED GAINS
-------------------------------           ---------- ---------- --------- ----- -------- ----------------
DFA Intermediate Government Fixed Income
  Portfolio..............................  $54,746    $179,053  $124,934   --    $1,268        $215
DFA Two-Year Global Fixed Income
  Portfolio..............................   32,806     107,412    74,565   --       452          --
                                           -------    --------  --------   --    ------        ----
Total....................................  $87,552    $286,465  $199,499   --    $1,720        $215
                                           =======    ========  ========   ==    ======        ====

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains/losses, non-deductible expenses, expiration of capital loss carryovers, distribution redesignations and short term distributions from underlying RICs were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                         INCREASE       INCREASE
                                                                        (DECREASE)     (DECREASE)
                                                         INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                        (DECREASE)    NET INVESTMENT  NET REALIZED
                                                      PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                      --------------- -------------- --------------
DFA One-Year Fixed Income Portfolio..................     $1,464         $(1,454)       $    (10)
DFA Two-Year Global Fixed Income Portfolio...........         --          (1,765)          1,765
DFA Selectively Hedged Global Fixed Income Portfolio.        798            (798)             --
DFA Five-Year Global Fixed Income Portfolio..........      6,923           7,664         (14,587)
DFA World ex U.S. Government Fixed Income Portfolio..      2,154          12,004         (14,158)
DFA Short-Term Government Portfolio..................        989            (784)           (205)
DFA Intermediate Government Fixed Income Portfolio...      1,768          (1,551)           (217)
DFA Short-Term Extended Quality Portfolio............        646            (650)              4
DFA Intermediate-Term Extended Quality Portfolio.....        538            (505)            (33)
DFA Targeted Credit Portfolio........................         84             462            (546)
DFA Investment Grade Portfolio.......................      1,915          (1,918)              3
DFA Diversified Fixed Income Portfolio...............         --              --              --

                                                                       INCREASE       INCREASE
                                                                      (DECREASE)     (DECREASE)
                                                       INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                      (DECREASE)    NET INVESTMENT  NET REALIZED
                                                    PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                    --------------- -------------- --------------
DFA LTIP Portfolio.................................         --              --             --
DFA Inflation-Protected Securities Portfolio.......     $3,579         $(2,313)       $(1,266)
DFA Short-Duration Real Return Portfolio...........        820            (820)            --
DFA Municipal Real Return Portfolio................         --              --             --
DFA Municipal Bond Portfolio.......................         --              --             --
DFA Short-Term Municipal Bond Portfolio............         --              --             --
DFA Intermediate-Term Municipal Bond Portfolio.....         --              --             --
DFA California Short-Term Municipal Bond Portfolio.         --              --             --
DFA California Intermediate-Term Municipal Bond
  Portfolio........................................         --              --             --
DFA NY Municipal Bond Portfolio....................         --              --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                             NET INVESTMENT
                                               INCOME AND
                                               SHORT-TERM     LONG-TERM   TAX EXEMPT RETURN OF
                                             CAPITAL GAINS  CAPITAL GAINS   INCOME    CAPITAL   TOTAL
                                             -------------- ------------- ---------- --------- --------
DFA One-Year Fixed Income Portfolio
2015........................................    $ 32,663       $ 2,569        --          --   $ 35,232
2016........................................      55,296         2,550        --          --     57,846
DFA Two-Year Global Fixed Income Portfolio
2015........................................      69,027           561        --      $1,390     70,978
2016........................................      24,459            --        --          --     24,459
DFA Selectively Hedged Global Fixed Income
  Portfolio
2015........................................      17,496            --        --          --     17,496
2016........................................      10,482            --        --          --     10,482
DFA Five-Year Global Fixed Income Portfolio
2015........................................     189,750        14,765        --          --    204,515
2016........................................     186,372        30,555        --          --    216,927
DFA World ex U.S. Government Fixed Income
  Portfolio
2015........................................      24,187         1,249        --          --     25,436
2016........................................      37,065           629        --          --     37,694
DFA Short-Term Government Portfolio
2015........................................      19,822         3,547        --          --     23,369
2016........................................      24,266         5,104        --          --     29,370
DFA Intermediate Government Fixed Income
  Portfolio
2015........................................      94,410        20,171        --          --    114,581
2016........................................      68,307        14,801        --          --     83,108
DFA Short-Term Extended Quality Portfolio
2015........................................      73,532         2,296        --          --     75,828
2016........................................      75,753         5,231        --          --     80,984
DFA Intermediate-Term Extended Quality
  Portfolio
2015........................................      80,044         8,975        --          --     89,019
2016........................................      38,250         5,135        --          --     43,385

                                                NET INVESTMENT
                                                  INCOME AND
                                                  SHORT-TERM     LONG-TERM   TAX EXEMPT RETURN OF
                                                CAPITAL GAINS  CAPITAL GAINS   INCOME    CAPITAL   TOTAL
                                                -------------- ------------- ---------- --------- --------
DFA Targeted Credit Portfolio
2015...........................................    $  1,166            --          --      --     $  1,166
2016...........................................       6,004            --          --      --        6,004
DFA Investment Grade Portfolio
2015...........................................      74,964       $    81          --      --       75,045
2016...........................................     101,641        13,535          --      --      115,176
DFA Diversified Fixed Income Portfolio
2015...........................................          --            --          --      --           --
2016...........................................         110            --          --      --          110
DFA LTIP Portfolio
2015...........................................           1            --          --      --            1
2016...........................................         786            --          --      --          786
DFA Inflation-Protected Securities Portfolio
2015...........................................      15,848         7,650          --      --       23,498
2016...........................................      36,066         2,828          --      --       38,894
DFA Short-Duration Real Return Portfolio
2015...........................................       5,809            14          --      --        5,823
2016...........................................       9,645            --          --      --        9,645
DFA Municipal Real Return Portfolio
2015...........................................          --            --     $   937      --          937
2016...........................................          --            --       4,131      --        4,131
DFA Municipal Bond Portfolio
2015...........................................          --            --         395      --          395
2016...........................................          --            --       1,922      --        1,922
DFA Short-Term Municipal Bond Portfolio
2015...........................................          --            --      19,786      --       19,786
2016...........................................          --            --      21,005      --       21,005
DFA Intermediate-Term Municipal Bond Portfolio
2015...........................................          --            --       9,647      --        9,647
2016...........................................          --            --      15,739      --       15,739
DFA California Short-Term Municipal Bond
  Portfolio
2015...........................................          --            --       5,873      --        5,873
2016...........................................          --            --       7,440      --        7,440
DFA California Intermediate-Term Municipal
  Bond Portfolio
2015...........................................          --            --       2,603      --        2,603
2016...........................................          --            --       3,364      --        3,364
DFA NY Municipal Bond Portfolio
2015...........................................          --            --          89      --           89
2016...........................................          --            --         487      --          487

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                           NET INVESTMENT
                                                             INCOME AND
                                                             SHORT-TERM     LONG-TERM
                                                           CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                           -------------- ------------- -------
DFA One-Year Fixed Income Portfolio.......................    $(1,452)       $   (12)   $(1,464)
DFA Two-Year Global Fixed Income Portfolio................         --             --         --
DFA Selectively Hedged Global Fixed Income Portfolio......       (798)            --       (798)
DFA Five-Year Global Fixed Income Portfolio...............     (5,733)        (1,190)    (6,923)
DFA World ex U.S. Government Fixed Income Portfolio.......     (2,098)           (56)    (2,154)
DFA Short-Term Government Portfolio.......................       (811)          (178)      (989)
DFA Intermediate Government Fixed Income Portfolio........     (1,618)          (150)    (1,768)
DFA Short-Term Extended Quality Portfolio.................       (646)            --       (646)
DFA Intermediate-Term Extended Quality Portfolio..........       (509)           (28)      (537)
DFA Targeted Credit Portfolio.............................        (84)            --        (84)
DFA Investment Grade Portfolio............................     (1,915)            --     (1,915)
DFA Diversified Fixed Income Portfolio....................         --             --         --
DFA LTIP Portfolio........................................         --             --         --
DFA Inflation-Protected Securities Portfolio..............     (2,956)          (623)    (3,579)
DFA Short-Duration Real Return Portfolio..................       (820)            --       (820)
DFA Municipal Real Return Portfolio.......................         --             --         --
DFA Municipal Bond Portfolio..............................         --             --         --
DFA Short-Term Municipal Bond Portfolio...................         --             --         --
DFA Intermediate-Term Municipal Bond Portfolio............         --             --         --
DFA California Short-Term Municipal Bond Portfolio........         --             --         --
DFA California Intermediate-Term Municipal Bond Portfolio.         --             --         --
DFA NY Municipal Bond Portfolio...........................         --             --         --

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     UNDISTRIBUTED                                               TOTAL NET
                                     NET INVESTMENT                                            DISTRIBUTABLE
                                       INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                       SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                     CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                     -------------- ------------- ------------- -------------- -------------
DFA One-Year Fixed Income
  Portfolio.........................    $    55        $   403            --       $  1,257      $  1,715
DFA Two-Year Global Fixed Income
  Portfolio.........................     14,818             --      $   (993)        (3,379)       10,446
DFA Selectively Hedged Global Fixed
  Income Portfolio..................     13,914             --       (76,066)         6,178       (55,974)
DFA Five-Year Global Fixed Income
  Portfolio.........................     83,602         42,515            --        112,470       238,587
DFA World ex U.S. Government Fixed
  Income Portfolio..................     19,427            550            --        (15,459)        4,518
DFA Short-Term Government
  Portfolio.........................      3,062          4,717            --          9,353        17,132
DFA Intermediate Government Fixed
  Income Portfolio..................     12,811          6,708            --        106,526       126,045
DFA Short-Term Extended Quality
  Portfolio.........................      1,176             --          (612)        39,450        40,014

                                      UNDISTRIBUTED                                               TOTAL NET
                                      NET INVESTMENT                                            DISTRIBUTABLE
                                        INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                        SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                      CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                      -------------- ------------- ------------- -------------- -------------
DFA Intermediate-Term Extended
  Quality Portfolio..................    $   697        $2,020             --       $ 29,702      $ 32,419
DFA Targeted Credit Portfolio........        661            --       $   (121)         2,505         3,045
DFA Investment Grade Portfolio.......     17,307            --         (7,217)       116,364       126,454
DFA Diversified Fixed Income
  Portfolio..........................         20            --             --           (491)         (471)
DFA LTIP Portfolio...................        187            --           (343)         4,814         4,658
DFA Inflation-Protected Securities
  Portfolio..........................      6,012         8,864             --        138,793       153,669
DFA Short-Duration Real Return
  Portfolio..........................     10,456            --        (12,827)         2,950           579
DFA Municipal Real Return Portfolio..         98            --         (1,617)         7,848         6,329
DFA Municipal Bond Portfolio.........         39            --             (4)         1,902         1,937
DFA Short-Term Municipal Bond
  Portfolio..........................        358            --           (102)        12,409        12,665
DFA Intermediate-Term Municipal Bond
  Portfolio..........................        338            --            (97)        22,768        23,009
DFA California Short-Term Municipal
  Bond Portfolio.....................        126            --            (13)         5,853         5,966
DFA California Intermediate-Term
  Municipal Bond Portfolio...........         57            --            (10)         5,698         5,745
DFA NY Municipal Bond Portfolio......         10            --             --            607           617

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                        EXPIRES ON OCTOBER 31,
                                                      ---------------------------
                                                      2018 2019 UNLIMITED  TOTAL
                                                      ---- ---- --------- -------
DFA One-Year Fixed Income Portfolio..................  --   --        --       --
DFA Two-Year Global Fixed Income Portfolio...........  --   --   $   993  $   993
DFA Selectively Hedged Global Fixed Income Portfolio.  --   --    76,066   76,066
DFA Five-Year Global Fixed Income Portfolio..........  --   --        --       --
DFA World ex U.S. Government Fixed Income Portfolio..  --   --        --       --
DFA Short-Term Government Portfolio..................  --   --        --       --
DFA Intermediate Government Fixed Income Portfolio...  --   --        --       --
DFA Short-Term Extended Quality Portfolio............  --   --       612      612
DFA Intermediate-Term Extended Quality Portfolio.....  --   --        --       --
DFA Targeted Credit Portfolio........................  --   --       121      121
DFA Investment Grade Portfolio.......................  --   --     7,217    7,217
DFA Diversified Fixed Income Portfolio...............  --   --        --       --
DFA LTIP Portfolio...................................  --   --       343      343
DFA Inflation-Protected Securities Portfolio.........  --   --        --       --
DFA Short-Duration Real Return Portfolio.............  --   --    12,827   12,827
DFA Municipal Real Return Portfolio..................  --   --     1,617    1,617

                                                            EXPIRES ON OCTOBER 31,
                                                           -------------------------
                                                           2018 2019 UNLIMITED TOTAL
                                                           ---- ---- --------- -----
DFA Municipal Bond Portfolio..............................  --   --     $ 4    $  4
DFA Short-Term Municipal Bond Portfolio...................  --  $ 3      99     102
DFA Intermediate-Term Municipal Bond Portfolio............  --   --      97      97
DFA California Short-Term Municipal Bond Portfolio........ $ 1    3       9      13
DFA California Intermediate-Term Municipal Bond Portfolio.  --   --      10      10
DFA NY Municipal Bond Portfolio...........................  --   --      --      --

   During the year ended October 31, 2016, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

         DFA Selectively Hedged Global Fixed Income Portfolio. $17,312
         DFA LTIP Portfolio...................................      51

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                      NET
                                                                                                   UNREALIZED
                                                            FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                                            TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                                           ----------- ------------ ------------ --------------
DFA One-Year Fixed Income Portfolio....................... $ 7,313,344   $ 2,862      $ (7,945)     $ (5,083)
DFA Two-Year Global Fixed Income Portfolio................   5,001,216     4,807        (6,939)       (2,132)
DFA Selectively Hedged Global Fixed Income Portfolio......   1,074,230     3,999        (2,668)        1,331
DFA Five-Year Global Fixed Income Portfolio...............  13,122,264    54,066       (37,977)       16,089
DFA World ex U.S. Government Fixed Income Portfolio.......     846,199     7,228       (20,567)      (13,339)
DFA Short-Term Government Portfolio.......................   2,164,436     2,875        (9,884)       (7,009)
DFA Intermediate Government Fixed Income Portfolio........   4,139,313    46,997       (33,670)       13,327
DFA Short-Term Extended Quality Portfolio.................   5,237,951    24,233       (14,596)        9,637
DFA Intermediate-Term Extended Quality Portfolio..........   1,601,402    15,149       (13,740)        1,409
DFA Targeted Credit Portfolio.............................     451,605     2,250        (1,761)          489
DFA Investment Grade Portfolio............................   7,520,961    59,908       (41,292)       18,616
DFA Diversified Fixed Income Portfolio....................     360,873       109        (1,288)       (1,179)
DFA LTIP Portfolio........................................      96,774     2,782          (652)        2,130
DFA Inflation-Protected Securities Portfolio..............   3,911,538    94,273        (5,889)       88,384
DFA Short-Duration Real Return Portfolio..................   1,080,900     3,734        (3,596)          138
DFA Municipal Real Return Portfolio.......................     634,482     4,085        (4,450)         (365)
DFA Municipal Bond Portfolio..............................     291,554     2,092          (592)        1,500
DFA Short-Term Municipal Bond Portfolio...................   2,209,742     9,336          (787)        8,549
DFA Intermediate-Term Municipal Bond Portfolio............   1,480,251    20,501        (2,714)       17,787
DFA California Short-Term Municipal Bond Portfolio........     950,101     4,721          (565)        4,156
DFA California Intermediate-Term Municipal Bond Portfolio.     301,719     4,786          (540)        4,246
DFA NY Municipal Bond Portfolio...........................      75,047       642           (23)          619

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

   2. INFLATION PROTECTION RISKS: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by a Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio's value. For example, if interest rates rise due to reasons other than inflation a Portfolio's investment in these securities may not be protected to the extent that the increase is not reflected in the securities' inflation measures. In addition, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by Portfolios.

   3. FORWARD CURRENCY CONTRACTS: The International Fixed Income Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. At April 30, 2017, the following Portfolios had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                                           UNREALIZED
                                                                             FOREIGN
SETTLEMENT CURRENCY                               CONTRACT     VALUE AT     EXCHANGE
   DATE    AMOUNT*      CURRENCY     COUNTERPARTY  AMOUNT   APRIL 30, 2017 GAIN (LOSS)
---------- -------- ---------------- ------------ --------  -------------- -----------
 05/02/17   30,172  Singapore Dollar  HSBC Bank   $ 21,598     $ 21,596        $(2)
 05/02/17  (30,172) Singapore Dollar  RBS          (21,615)     (21,595)        20

                                                                                      UNREALIZED
                                                                                        FOREIGN
SETTLEMENT CURRENCY                                          CONTRACT     VALUE AT     EXCHANGE
   DATE    AMOUNT*      CURRENCY           COUNTERPARTY       AMOUNT   APRIL 30, 2017 GAIN (LOSS)
---------- -------- ----------------- ---------------------- --------  -------------- -----------
 05/18/17  (25,465) Singapore Dollar  Morgan Stanley and Co. $(18,035)    $(18,230)      $(195)
 06/01/17  (30,115) Singapore Dollar  HSBC Bank               (21,563)     (21,561)          2
 06/16/17     (153) Singapore Dollar  HSBC Bank                  (110)        (110)         --
 06/16/17  (10,263) Singapore Dollar  HSBC Bank                (7,354)      (7,349)          5
 06/16/17  (14,774) Singapore Dollar  HSBC Bank               (10,549)     (10,579)        (30)
 07/03/17   (3,184) UK Pound Sterling HSBC Bank                (3,975)      (4,131)       (156)
 07/11/17   (3,041) UK Pound Sterling Citibank, N.A.           (3,821)      (3,946)       (125)
                                                             --------     --------       -----
                                                             $(65,424)    $(65,905)      $(481)
                                                             ========     ========       =====

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                                                                                            UNREALIZED
                                                                                              FOREIGN
SETTLEMENT CURRENCY                                                CONTRACT     VALUE AT     EXCHANGE
   DATE    AMOUNT*       CURRENCY             COUNTERPARTY          AMOUNT   APRIL 30, 2017 GAIN (LOSS)
---------- -------- ------------------ --------------------------- --------  -------------- -----------
 05/02/17   13,369  Australian Dollar  JP Morgan                   $ 10,207     $ 10,011      $  (196)
 05/02/17   12,800  Australian Dollar  JP Morgan                      9,773        9,585         (188)
 05/02/17   12,800  Australian Dollar  JP Morgan                      9,770        9,585         (185)
 05/02/17   12,800  Australian Dollar  JP Morgan                      9,769        9,585         (184)
 05/02/17   12,800  Australian Dollar  JP Morgan                      9,767        9,585         (182)
 05/02/17   12,800  Australian Dollar  JP Morgan                      9,766        9,585         (181)
 05/02/17   12,800  Australian Dollar  JP Morgan                      9,756        9,585         (171)
 05/02/17  (90,169) Australian Dollar  JP Morgan                    (67,295)     (67,519)        (224)
 06/02/17   93,180  Australian Dollar  JP Morgan                     69,501       69,733          232
 05/02/17   77,190  New Zealand Dollar RBS                           54,098       52,998       (1,100)
 05/02/17  (77,190) New Zealand Dollar JP Morgan                    (52,950)     (52,999)         (49)
 05/05/17   67,782  New Zealand Dollar State Street Bank and Trust   47,243       46,536         (707)
 06/02/17   80,308  New Zealand Dollar JP Morgan                     55,044       55,094           50
                                                                   --------     --------      -------
                                                                   $174,449     $171,364      $(3,085)
                                                                   ========     ========      =======

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                                                       UNREALIZED
                                                                            VALUE AT     FOREIGN
SETTLEMENT CURRENCY                                               CONTRACT  APRIL 30,   EXCHANGE
   DATE    AMOUNT*      CURRENCY            COUNTERPARTY           AMOUNT     2017     GAIN (LOSS)
---------- -------- ---------------- --------------------------- ---------  ---------  -----------
 05/11/17  (22,373) Singapore Dollar HSBC Bank                   $ (15,909) $ (16,015)    $(106)
 05/15/17  (22,359) Singapore Dollar Morgan Stanley and Co.        (15,834)   (16,006)     (172)
 06/16/17  (24,343) Singapore Dollar HSBC Bank                     (17,382)   (17,432)      (50)
 06/19/17  (16,951) Singapore Dollar HSBC Bank                     (12,116)   (12,138)      (22)
 06/27/17  (25,494) Singapore Dollar State Street Bank and Trust   (18,339)   (18,257)       82
 07/06/17  (23,099) Singapore Dollar HSBC Bank                     (16,469)   (16,544)      (75)
 07/19/17  (21,429) Singapore Dollar Royal Bank of Scotland        (15,343)   (15,350)       (7)
                                                                 ---------  ---------     -----
                                                                 $(111,392) $(111,742)    $(350)
                                                                 =========  =========     =====

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                                                                                               UNREALIZED
                                                                                                 FOREIGN
SETTLEMENT  CURRENCY                                                  CONTRACT     VALUE AT     EXCHANGE
   DATE     AMOUNT*        CURRENCY             COUNTERPARTY           AMOUNT   APRIL 30, 2017 GAIN (LOSS)
---------- ----------  ----------------- --------------------------- ---------  -------------- -----------
 05/15/17      (1,436) Canadian Dollar   State Street Bank and Trust $  (1,079)   $  (1,052)     $    27
 05/15/17      (1,840) Canadian Dollar   State Street Bank and Trust    (1,377)      (1,349)          28
 05/15/17      (1,995) Canadian Dollar   Citibank, N.A.                 (1,482)      (1,461)          21
 05/15/17      (2,727) Canadian Dollar   Citibank, N.A.                 (2,030)      (1,998)          32
 05/15/17      (4,551) Canadian Dollar   Citibank, N.A.                 (3,333)      (3,335)          (2)
 05/15/17      (4,752) Canadian Dollar   JP Morgan                      (3,613)      (3,482)         131
 05/15/17     (95,901) Canadian Dollar   JP Morgan                     (73,746)     (70,268)       3,478
 07/12/17       2,882  Denmark Krone     UBS AG                            425          424           (1)
 07/12/17    (227,713) Denmark Krone     Bank of America Corp.         (32,875)     (33,473)        (598)
 06/30/17     (84,158) Euro              Bank of America Corp.         (90,212)     (91,945)      (1,733)
 07/03/17     (83,614) Euro              UBS AG                        (89,510)     (91,366)      (1,856)
 07/10/17       9,607  Euro              State Street Bank and Trust    10,537       10,502          (35)
 07/10/17     (88,468) Euro              Citibank, N.A.                (94,211)     (96,705)      (2,494)
 07/11/17     (82,915) Euro              State Street Bank and Trust   (88,483)     (90,639)      (2,156)
 07/12/17  (8,711,602) Japanese Yen      State Street Bank and Trust   (80,432)     (78,374)       2,058
 07/17/17         856  Norwegian Krone   Citibank, N.A.                    100          100           --
 07/17/17     (86,149) Norwegian Krone   Citibank, N.A.                (10,098)     (10,043)          55
 07/18/17     (16,392) Singapore Dollar  State Street Bank and Trust   (11,736)     (11,742)          (6)
 07/19/17     (22,518) Singapore Dollar  State Street Bank and Trust   (16,125)     (16,130)          (5)
 07/10/17    (367,217) Swedish Krona     State Street Bank and Trust   (40,907)     (41,609)        (702)
 06/27/17     (91,194) UK Pound Sterling UBS AG                       (113,853)    (118,302)      (4,449)
 07/11/17     (37,916) UK Pound Sterling Citibank, N.A.                (47,645)     (49,207)      (1,562)
                                                                     ---------    ---------      -------
                                                                     $(791,685)   $(801,454)     $(9,769)
                                                                     =========    =========      =======

DFA TARGETED CREDIT PORTFOLIO

                                                                                          UNREALIZED
                                                                                            FOREIGN
SETTLEMENT CURRENCY                                               CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT*      CURRENCY             COUNTERPARTY          AMOUNT  APRIL 30, 2017 GAIN (LOSS)
---------- -------- ----------------- --------------------------- -------- -------------- -----------
 07/05/17    1,613  UK Pound Sterling State Street Bank and Trust $ 2,077     $ 2,093        $  16
 07/05/17   (2,584) UK Pound Sterling State Street Bank and Trust  (3,217)     (3,353)        (136)
                                                                  -------     -------        -----
                                                                  $(1,140)    $(1,260)       $(120)
                                                                  =======     =======        =====

* Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   4. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating "synthetic" inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

   The Advisor and the Fund do not believe that a Portfolio's obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio's borrowing or senior securities restrictions. Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.

   At April 30, 2017, DFA Short-Duration Real Return Portfolio had the following outstanding inflation rate swaps (dollar amounts in thousands):

                                                                                UNREALIZED
                               PAYMENTS PAYMENTS EXPIRATION          NOTIONAL  APPRECIATION
        COUNTERPARTY             MADE   RECEIVED    DATE    CURRENCY  AMOUNT  (DEPRECIATION)
-----------------------------  -------- -------- ---------- -------- -------- --------------
Bank of America Corp..........  2.282%    CPI    02/08/2020   USD    $40,000     $  (286)
Bank of America Corp..........  2.225%    CPI    03/01/2020   USD     29,000        (178)
Bank of America Corp..........  2.204%    CPI    02/16/2019   USD     44,000        (204)
Bank of America Corp..........  1.832%    CPI    11/08/2020   USD     40,000         473
Bank of America Corp..........  1.680%    CPI    05/09/2021   USD     26,000         656
Bank of America Corp..........  1.633%    CPI    04/14/2021   USD     27,000         696
Bank of America Corp..........  1.593%    CPI    01/04/2021   USD     14,000         287
Bank of America Corp..........  1.525%    CPI    08/31/2021   USD     43,000       1,202
Bank of America Corp..........  1.435%    CPI    10/30/2020   USD     30,000         726
Citibank, N.A.................  2.215%    CPI    07/25/2018   USD     28,000      (1,119)
Citibank, N.A.................  2.144%    CPI    01/11/2021   USD     44,000         (95)
Citibank, N.A.................  1.970%    CPI    11/16/2019   USD     23,000          87
Citibank, N.A.................  1.849%    CPI    10/27/2021   USD     20,000         296
Citibank, N.A.................  1.800%    CPI    06/02/2020   USD     42,000         205
Citibank, N.A.................  1.790%    CPI    11/19/2018   USD     31,000        (540)
Citibank, N.A.................  1.655%    CPI    07/20/2020   USD     40,000         721
Citibank, N.A.................  1.623%    CPI    06/20/2020   USD     38,000         798
Citibank, N.A.................  1.320%    CPI    01/20/2019   USD     30,000         228
Credit Suisse.................  1.837%    CPI    04/28/2019   USD     42,000          72
Credit Suisse.................  1.735%    CPI    03/05/2019   USD     33,000         (40)
Deutsche Bank AG, London
  Branch......................  2.242%    CPI    06/12/2019   USD     26,000      (1,074)
Deutsche Bank AG, London
  Branch......................  2.145%    CPI    03/17/2020   USD     25,000        (125)
Deutsche Bank AG, London
  Branch......................  2.135%    CPI    04/05/2021   USD     30,000        (136)
Deutsche Bank AG, London
  Branch......................  1.765%    CPI    03/03/2019   USD     40,000        (117)
Deutsche Bank AG, London
  Branch......................  1.753%    CPI    06/29/2018   USD     43,000          17
Deutsche Bank AG, London
  Branch......................  1.718%    CPI    09/27/2021   USD     36,000         741
Deutsche Bank AG, London
  Branch......................  1.670%    CPI    07/08/2019   USD     40,000         531

                                                                                  UNREALIZED
                               PAYMENTS PAYMENTS EXPIRATION           NOTIONAL   APPRECIATION
        COUNTERPARTY             MADE   RECEIVED    DATE    CURRENCY   AMOUNT   (DEPRECIATION)
-----------------------------  -------- -------- ---------- -------- ---------- --------------
Deutsche Bank AG, London
  Branch......................  1.563%    CPI    07/28/2019   USD    $   48,000     $  737
Deutsche Bank AG, London
  Branch......................  1.429%    CPI    10/20/2020   USD        42,000        988
Deutsche Bank AG, London
  Branch......................  1.348%    CPI    01/28/2020   USD        14,000        348
                                                                     ----------     ------
                                                                     $1,008,000     $5,895
                                                                     ==========     ======

   At April 30, 2017, DFA Municipal Real Return Portfolio had the following outstanding inflation rate swaps (dollar amounts in thousands):

                                                                                UNREALIZED
                               PAYMENTS PAYMENTS EXPIRATION          NOTIONAL  APPRECIATION
        COUNTERPARTY             MADE   RECEIVED    DATE    CURRENCY  AMOUNT  (DEPRECIATION)
-----------------------------  -------- -------- ---------- -------- -------- --------------
Bank of America Corp..........  2.195%    CPI    01/09/2024   USD    $15,000       $(63)
Bank of America Corp..........  2.193%    CPI    03/29/2025   USD     14,000        (72)
Bank of America Corp..........  2.185%    CPI    03/03/2023   USD     17,000        (85)
Bank of America Corp..........  2.164%    CPI    02/16/2022   USD     16,000        (53)
Bank of America Corp..........  1.833%    CPI    07/15/2020   USD     10,000         35
Bank of America Corp..........  1.826%    CPI    11/07/2020   USD     26,000        315
Bank of America Corp..........  1.814%    CPI    07/24/2021   USD     11,000         90
Bank of America Corp..........  1.715%    CPI    09/28/2023   USD     11,000        334
Bank of America Corp..........  1.706%    CPI    06/14/2022   USD     11,000        302
Bank of America Corp..........  1.704%    CPI    05/31/2021   USD     27,000        643
Bank of America Corp..........  1.663%    CPI    04/15/2022   USD     17,000        491
Bank of America Corp..........  1.619%    CPI    10/14/2022   USD     12,000        296
Bank of America Corp..........  1.610%    CPI    12/31/2020   USD     20,000        390
Bank of America Corp..........  1.609%    CPI    06/24/2021   USD     17,000        473
Bank of America Corp..........  1.580%    CPI    12/30/2020   USD     14,000        294
Bank of America Corp..........  1.580%    CPI    08/07/2020   USD     19,000        276
Bank of America Corp..........  1.570%    CPI    02/26/2019   USD      6,000         23
Bank of America Corp..........  1.550%    CPI    01/26/2021   USD      6,000         74
Bank of America Corp..........  1.548%    CPI    01/08/2021   USD      8,000        184
Bank of America Corp..........  1.530%    CPI    12/24/2020   USD     19,000        444
Bank of America Corp..........  1.520%    CPI    12/23/2020   USD     14,000        334
Bank of America Corp..........  1.365%    CPI    01/21/2019   USD      5,000         30
Bank of America Corp..........  0.022%    CPI    02/14/2024   USD     16,000        (70)
Citibank, N.A.................  2.230%    CPI    01/20/2023   USD     14,000        (94)
Citibank, N.A.................  2.203%    CPI    12/29/2021   USD     13,000        (65)
Citibank, N.A.................  2.171%    CPI    04/07/2024   USD     11,000        (56)
Citibank, N.A.................  2.136%    CPI    12/23/2022   USD     13,000        (14)
Citibank, N.A.................  2.114%    CPI    12/19/2023   USD     14,000         25
Citibank, N.A.................  2.113%    CPI    05/02/2024   USD     11,000         --
Citibank, N.A.................  2.027%    CPI    12/01/2022   USD      9,000         57
Citibank, N.A.................  2.005%    CPI    11/09/2025   USD     12,000        220
Citibank, N.A.................  1.789%    CPI    03/31/2024   USD     21,000        603
Citibank, N.A.................  1.752%    CPI    05/20/2023   USD     17,000        512
Citibank, N.A.................  1.718%    CPI    05/27/2020   USD     16,000        284
Citibank, N.A.................  1.698%    CPI    06/02/2022   USD     22,000        627
Citibank, N.A.................  1.581%    CPI    12/28/2020   USD     10,000        209
Citibank, N.A.................  1.578%    CPI    08/09/2023   USD     25,000        964
Citibank, N.A.................  1.577%    CPI    11/18/2021   USD     10,000        253
Citibank, N.A.................  1.555%    CPI    12/11/2020   USD     10,000        218
Citibank, N.A.................  1.533%    CPI    11/10/2020   USD     10,000        205

                                                                                UNREALIZED
                               PAYMENTS PAYMENTS EXPIRATION          NOTIONAL  APPRECIATION
        COUNTERPARTY             MADE   RECEIVED    DATE    CURRENCY  AMOUNT  (DEPRECIATION)
-----------------------------  -------- -------- ---------- -------- -------- --------------
Citibank, N.A.................  1.520%    CPI    08/01/2021   USD    $ 24,000    $   719
Citibank, N.A.................  1.494%    CPI    01/08/2021   USD       4,000         52
Citibank, N.A.................  1.481%    CPI    08/18/2021   USD      17,000        526
Citibank, N.A.................  1.253%    CPI    02/11/2022   USD      12,000        581
Citibank, N.A.................  1.253%    CPI    01/20/2019   USD      12,000        230
                                                                     --------    -------
                                                                     $638,000    $10,741
                                                                     ========    =======

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2017 (amounts in thousands):

                                               FORWARD
                                              CURRENCY    SWAP
                                              CONTRACTS CONTRACTS
                                              --------- ---------
               DFA Two-Year Global Fixed
                 Income Portfolio............ $ 91,325        --
               DFA Selectively Hedged Global
                 Fixed Income Portfolio......  325,710        --
               DFA Five-Year Global Fixed
                 Income Portfolio............  115,812        --
               DFA World ex U.S. Government
                 Fixed Income Portfolio......  828,861        --
               DFA Targeted Credit Portfolio.    3,523        --
               DFA Short-Duration Real
                 Return Portfolio............       --  $947,500
               DFA Municipal Real Return
                 Portfolio...................       --   566,667

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2017:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Inflation Swap contracts  Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2017 (amounts in thousands):

                                           ASSET DERIVATIVES VALUE
                                      ----------------------------------
                                       TOTAL VALUE    FOREIGN
                                            AT       EXCHANGE    SWAP
                                      APRIL 30, 2017 CONTRACTS CONTRACTS
                                      -------------- --------- ---------
       DFA Two-Year Global Fixed
         Income Portfolio............    $    27      $   27         --
       DFA Selectively Hedged Global
         Fixed Income Portfolio......        282         282         --
       DFA Five-Year Global Fixed
         Income Portfolio............         82          82         --
       DFA World ex U.S. Government
         Fixed Income Portfolio......      5,830       5,830         --
       DFA Targeted Credit Portfolio.         16          16         --
       DFA Short-Duration Real
         Return Portfolio............      9,809          --    $ 9,809
       DFA Municipal Real Return
         Portfolio...................     11,313          --     11,313

                                                 LIABILITY DERIVATIVES VALUE
                                              ---------------------------------
                                               TOTAL VALUE    FOREIGN
                                                    AT       EXCHANGE    SWAP
                                              APRIL 30, 2017 CONTRACTS CONTRACTS
                                              -------------- --------- ---------
DFA Two-Year Global Fixed Income Portfolio...    $   (508)   $   (508)       --
DFA Selectively Hedged Global Fixed Income
  Portfolio..................................      (3,367)     (3,367)       --
DFA Five-Year Global Fixed Income Portfolio..        (432)       (432)       --
DFA World ex U.S. Government Fixed Income
  Portfolio..................................     (15,599)    (15,599)       --
DFA Targeted Credit Portfolio................        (136)       (136)       --
DFA Short-Duration Real Return Portfolio.....      (3,914)         --   $(3,914)
DFA Municipal Real Return Portfolio..........        (572)         --      (572)

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2017:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts
Inflation Swap contracts    Net Realized Gain (Loss) on: Swap Contracts
                            Change in Unrealized Appreciation (Depreciation) of:
                              Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2017 (amounts in thousands):

                                                   REALIZED GAIN (LOSS) ON
                                                         DERIVATIVES
                                                 ---------------------------
                                                           FOREIGN
                                                          EXCHANGE    SWAP
                                                  TOTAL   CONTRACTS CONTRACTS
                                                 -------  --------- ---------
   DFA Two-Year Global Fixed Income Portfolio... $ 1,821   $ 1,821        --
   DFA Selectively Hedged Global Fixed Income
     Portfolio..................................  (2,197)   (2,197)       --
   DFA Five-Year Global Fixed Income Portfolio..   2,395     2,395        --
   DFA World ex U.S. Government Fixed Income
     Portfolio..................................  17,379    17,379        --
   DFA Targeted Credit Portfolio................     (22)      (22)       --
   DFA Short-Duration Real Return Portfolio.....  (4,043)       --   $(4,043)
   DFA Municipal Real Return Portfolio..........    (660)       --      (660)

                                                    CHANGE IN UNREALIZED
                                                APPRECIATION (DEPRECIATION) ON
                                                         DERIVATIVES
                                                -----------------------------
                                                            FOREIGN
                                                           EXCHANGE    SWAP
                                                  TOTAL    CONTRACTS CONTRACTS
                                                --------   --------- ---------
  DFA Two-Year Global Fixed Income Portfolio... $ (2,078)  $ (2,078)      --
  DFA Selectively Hedged Global Fixed Income
    Portfolio..................................   (1,401)    (1,401)      --
  DFA Five-Year Global Fixed Income Portfolio..   (1,850)    (1,850)      --
  DFA World ex U.S. Government Fixed Income
    Portfolio..................................  (14,375)   (14,375)      --
  DFA Targeted Credit Portfolio................     (132)      (132)      --
  DFA Short-Duration Real Return Portfolio.....    8,453         --   $8,453
  DFA Municipal Real Return Portfolio..........    5,568         --    5,568

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The Portfolios are subject to master netting agreements ("MNA") with certain counterparties which govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA's are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA's contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

   The following tables present the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2017 (Amounts in thousands):

                                 NET                                                   NET
                               AMOUNTS                                               AMOUNTS
                                 OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                               ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                              PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                    GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
                  AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF  STATEMENTS  ----------------------
                  RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                    ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION          (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------       ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                         ASSETS                                             LIABILITIES
                  ---------------------------------------------------- -----------------------------------------------------
DFA TWO-YEAR
 GLOBAL FIXED
 INCOME
 PORTFOLIO
Forward Currency
 Contracts.......    $ 27       $ 27        $  (7)      $--      $20     $  508      $  508       $  (7)      $--     $  501
DFA SELECTIVELY
 HEDGED GLOBAL
 FIXED INCOME
 PORTFOLIO
Forward Currency
 Contracts.......    $282       $282        $(282)      $--      $--     $3,367      $3,367       $(282)      $--     $3,085
DFA FIVE-YEAR
 GLOBAL FIXED
 INCOME
 PORTFOLIO
Forward Currency
 Contracts.......    $ 82       $ 82        $  --       $--      $82     $  432      $  432       $  --       $--     $  432

                                    NET                                                    NET
                                  AMOUNTS                                                AMOUNTS
                                    OF        GROSS AMOUNTS NOT                            OF        GROSS AMOUNTS NOT
                                  ASSETS        OFFSET IN THE                          LIABILITIES     OFFSET IN THE
                                 PRESENTED   STATEMENTS OF ASSETS                       PRESENTED   STATEMENTS OF ASSETS
                       GROSS      IN THE       AND LIABILITIES                GROSS      IN THE       AND LIABILITIES
                     AMOUNTS OF STATEMENTS  ----------------------         AMOUNTS OF  STATEMENTS  ----------------------
                     RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET    RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                       ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT  LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION             (A)     LIABILITIES     (B)      RECEIVED   (C)        (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------          ---------- ----------- ----------- ---------- ------- ----------- ----------- ----------- ---------- -------
                                            ASSETS                                              LIABILITIES
                     ----------------------------------------------------- ------------------------------------------------------
DFA WORLD EX U.S.
 GOVERNMENT FIXED
 INCOME PORTFOLIO
Forward Currency
 Contracts..........  $ 5,830     $ 5,830     $(2,221)     $--     $ 3,609   $15,599     $15,599     $(2,221)     $--     $13,378
DFA TARGETED CREDIT
 PORTFOLIO
Forward Currency
 Contracts..........  $    16     $    16     $   (16)     $--     $    --   $   136     $   136     $   (16)     $--     $   120
DFA SHORT-DURATION
 REAL RETURN
 PORTFOLIO
Swap Contracts......  $ 9,809     $ 9,809     $(3,914)     $--     $ 5,895   $ 3,914     $ 3,914     $(3,914)     $--     $    --
DFA MUNICIPAL REAL
 RETURN PORTFOLIO
Swap Contracts......  $11,313     $11,313     $  (572)     $--     $10,741   $   572     $   572     $  (572)     $--     $    --

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2017.

I. SECURITIES LENDING:

   As of April 30, 2017, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short and/or long term U.S. Treasuries and U.S. government agency securities with a market value of $2,307 (amounts in thousands). Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                                               REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                             AS OF APRIL 30, 2017
                                           ---------------------------------------------------------
                                           OVERNIGHT AND            BETWEEN
                                            CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                           ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
DFA ONE-YEAR FIXED INCOME PORTFOLIO
Bonds..................................... $ 76,068,886     --         --         --    $ 76,068,886
DFA TWO-YEAR GLOBAL FIXED INCOME
  PORTFOLIO
Agency Obligations, Bonds.................   50,896,075     --         --         --      50,896,075
DFA SELECTIVELY HEDGED GLOBAL FIXED
  INCOME PORTFOLIO
Bonds.....................................   17,075,347     --         --         --      17,075,347
DFA FIVE-YEAR GLOBAL FIXED INCOME
  PORTFOLIO
Agency Obligations, Bonds.................   86,975,010     --         --         --      86,975,010
DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
Agency Obligations, Bonds.................   78,185,868     --         --         --      78,185,868
DFA INTERMEDIATE-TERM EXTENDED QUALITY
  PORTFOLIO
Bonds.....................................   87,976,358     --         --         --      87,976,358
DFA TARGETED CREDIT PORTFOLIO
Bonds.....................................   13,936,139     --         --         --      13,936,139
DFA INVESTMENT GRADE PORTFOLIO
Agency Obligations, Bonds, U.S. Treasury
  Obligations.............................  485,160,248     --         --         --     485,160,248
DFA SHORT-DURATION REAL RETURN PORTFOLIO
Agency Obligations, Bonds.................   66,877,323     --         --         --      66,877,323

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. OTHER:

   At April 30, 2017, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                        APPROXIMATE
                                                         PERCENTAGE
                                           NUMBER OF   OF OUTSTANDING
                                          SHAREHOLDERS     SHARES
                                          ------------ --------------
           DFA One-Year Fixed Income
             Portfolio...................      3             62%
           DFA Two-Year Global Fixed
             Income Portfolio............      4             81%
           DFA Selectively Hedged Global
             Fixed Income Portfolio......      3             84%

                                                     APPROXIMATE
                                                      PERCENTAGE
                                        NUMBER OF   OF OUTSTANDING
                                       SHAREHOLDERS     SHARES
                                       ------------ --------------
             DFA Five-Year Global
               Fixed Income Portfolio.      3             77%
             DFA World ex U.S.
               Government Fixed
               Income Portfolio.......      4             71%
             DFA Short-Term
               Government Portfolio...      4             78%
             DFA Intermediate
               Government Fixed
               Income Portfolio.......      3             80%
             DFA Short-Term Extended
               Quality Portfolio......      4             76%
             DFA Intermediate-Term
               Extended Quality
               Portfolio..............      6             82%
             DFA Targeted Credit
               Portfolio..............      2             77%
             DFA Investment Grade
               Portfolio..............      4             89%
             DFA Diversified Fixed
               Income Portfolio.......      3            100%
             DFA LTIP Portfolio.......      4             84%
             DFA Inflation-Protected
               Securities Portfolio...      4             56%
             DFA Short-Duration Real
               Return Portfolio.......      3             86%
             DFA Municipal Real
               Return Portfolio.......      4             95%
             DFA Municipal Bond
               Portfolio..............      4             97%
             DFA Short-Term Municipal
               Bond Portfolio.........      4             88%
             DFA Intermediate-Term
               Municipal Bond
               Portfolio..............      4             84%
             DFA California
               Short-Term Municipal
               Bond Portfolio.........      3             94%
             DFA California
               Intermediate-Term
               Municipal Bond
               Portfolio..............      3             88%
             DFA NY Municipal Bond
               Portfolio..............      3             91%

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following funds paid distributions to shareholders of record a portion of which is estimated to be in excess of a fund's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a fund will not be available until the end of a fund's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                        % BREAKDOWN OF DISTRIBUTION SOURCES
                                                      --------------------------------------
                                                       NET INCOME FOR    ACCUMULATED
                                                       THE CURRENT OR   UNDISTRIBUTED
                                                          PRECEDING      NET PROFITS  PAID-IN
                                                        FISCAL YEAR,    FROM THE SALE SURPLUS
                                                       AND ACCUMULATED  OF SECURITIES OR OTHER
                                                      UNDISTRIBUTED NET   OR OTHER    CAPITAL
-PORTFOLIO NAME                                            INCOME        PROPERTIES    SOURCE
---------------                                       ----------------- ------------- --------
DFA One-Year Fixed Income Portfolio
   December 14, 2016.................................         45%             0%         55%
DFA Selectively Hedged Global Fixed Income Portfolio
   December 14, 2016.................................         95%             0%          5%
DFA Five-Year Global Fixed Income Portfolio
   December 14, 2016.................................         92%             0%          8%
DFA World ex U.S. Government Fixed Income Portfolio
   December 14, 2016.................................         76%             0%         24%
DFA Short-Term Government Portfolio
   December 14, 2016.................................         83%             0%         17%
DFA Intermediate Government Fixed Income Portfolio
   December 14, 2016.................................         85%             0%         15%
DFA Short-Term Extended Quality Portfolio
   December 14, 2016.................................         56%             0%         44%
DFA Intermediate-Term Extended Quality Portfolio
   December 14, 2016.................................         54%             0%         46%
DFA Targeted Credit Portfolio
   December 14, 2016.................................         73%             0%         27%
DFA Investment Grade Portfolio
   December 15, 2016.................................         88%             0%         12%
DFA Diversified Fixed Income Portfolio
   December 15, 2016.................................         87%             0%         13%
DFA LTIP Portfolio
   December 14, 2016.................................         77%             0%         23%
DFA Inflation-Protected Securities Portfolio
   December 14, 2016.................................         72%             0%         28%
DFA Short-Duration Real Return Portfolio
   December 15, 2016.................................         96%             0%          4%
DFA Municipal Real Return Portfolio
   December 14, 2016.................................        100%             0%          0%*
DFA Municipal Bond Portfolio
   January 31, 2017..................................         99%             0%          1%
DFA Short-Term Municipal Bond Portfolio
   December 14, 2016.................................         86%             0%         14%
DFA Intermediate-Term Municipal Bond Portfolio
   December 14, 2016.................................         84%             0%         16%

                                                             % BREAKDOWN OF DISTRIBUTION SOURCES
                                                           ---------------------------------------
                                                            NET INCOME FOR    ACCUMULATED
                                                            THE CURRENT OR   UNDISTRIBUTED
                                                               PRECEDING      NET PROFITS  PAID-IN
                                                             FISCAL YEAR,    FROM THE SALE SURPLUS
                                                            AND ACCUMULATED  OF SECURITIES OR OTHER
                                                           UNDISTRIBUTED NET   OR OTHER    CAPITAL
PORTFOLIO NAME                                                  INCOME        PROPERTIES    SOURCE
--------------                                             ----------------- ------------- --------
DFA California Short-Term Municipal Bond Portfolio
   December 14, 2016......................................        86%              0%         14%
DFA California Intermediate-Term Municipal Bond Portfolio
   December 14, 2016......................................        83%              0%         17%
DFA NY Municipal Bond Portfolio
   December 14, 2016......................................        88%              0%         12%

----------
* Amount is less than 1%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 14-15, 2016 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment management agreements for each portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043017-024S
 [LOGO]                                                              00194741

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2017 (Unaudited)

DFA Investment Dimensions Group Inc.
CSTG&E U.S. Social Core Equity 2 Portfolio
CSTG&E International Social Core Equity Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2017

Dear Fellow Shareholder,

Thank you for trusting us with your savings. All of us at Dimensional are dedicated to helping you achieve your investment goals, a responsibility we do not take lightly.

We believe the scientific underpinning of our investment approach and our efficient implementation enables us to deliver portfolios with better outcomes. By offering consistent and well-diversified investment solutions across regions and asset classes, investors and the professionals advising them can more confidently create asset allocations that satisfy their desired profiles and long-term goals.

We live in an evolving world with new data, new trading technologies, and new client needs emerging all the time. Since our founding in 1981, Dimensional has been fully committed to being on the cutting edge of incorporating knowledge and technology for even better solutions -- always centered on investors' needs.

Sincerely,

              /s/                       /s/ Eduardo A. Repetto
              David Butler              Eduardo Repetto
              CO-CHIEF EXECUTIVE        CO-CHIEF EXECUTIVE
              OFFICER AND HEAD OF       OFFICER AND CO-CHIEF
              GLOBAL FINANCIAL ADVISOR  INVESTMENT OFFICER
              SERVICES

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                     PAGE
                                                                     ----
       LETTER TO SHAREHOLDERS
       DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...................   1
          Disclosure of Fund Expenses...............................   2
          Disclosure of Portfolio Holdings..........................   4
          Summary Schedules of Portfolio Holdings
              CSTG&E U.S. Social Core Equity 2 Portfolio............   5
              CSTG&E International Social Core Equity Portfolio.....   8
          Statements of Assets and Liabilities......................  12
          Statements of Operations..................................  13
          Statements of Changes in Net Assets.......................  14
          Financial Highlights......................................  15
          Notes to Financial Statements.............................  16
          Section 19(a) Notice......................................  24
       VOTING PROXIES ON FUND PORTFOLIO SECURITIES..................  25
       BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS...........  26

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Non-Annualized
(C)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                    SIX MONTHS ENDED APRIL 30, 2017
EXPENSE TABLES
                                            BEGINNING  ENDING              EXPENSES
                                             ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                              VALUE    VALUE     EXPENSE    DURING
                                            11/01/16  04/30/17    RATIO*   PERIOD*
                                            --------- --------- ---------- --------
CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
------------------------------------------
Actual Fund Return......................... $1,000.00 $1,155.10    0.33%    $1.76
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.16    0.33%    $1.66

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                   BEGINNING  ENDING              EXPENSES
                                                    ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                     VALUE    VALUE     EXPENSE    DURING
                                                   11/01/16  04/30/17    RATIO*   PERIOD*
                                                   --------- --------- ---------- --------
CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
-------------------------------------------------
Actual Fund Return................................ $1,000.00 $1,118.70    0.55%    $2.89
Hypothetical 5% Annual Return..................... $1,000.00 $1,022.07    0.55%    $2.76

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
              Consumer Discretionary.......................  17.4%
              Consumer Staples.............................   6.2%
              Energy.......................................   6.3%
              Financials...................................  21.8%
              Industrials..................................  16.3%
              Information Technology.......................  20.6%
              Materials....................................   5.3%
              Real Estate..................................   0.5%
              Telecommunication Services...................   3.2%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  17.1%
              Consumer Staples.............................   6.3%
              Energy.......................................   5.9%
              Financials...................................  20.1%
              Industrials..................................  20.3%
              Information Technology.......................   6.9%
              Materials....................................  14.1%
              Real Estate..................................   2.5%
              Telecommunication Services...................   3.6%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                                  SHARES   VALUE+    OF NET ASSETS**
                                                  ------   ------    ---------------
COMMON STOCKS -- (94.9%)
Consumer Discretionary -- (16.5%)
*   Amazon.com, Inc..............................    713 $   659,518            0.7%
*   Charter Communications, Inc. Class A.........    972     335,496            0.4%
    Comcast Corp. Class A........................ 21,836     855,753            0.9%
    Ford Motor Co................................ 25,273     289,881            0.3%
    General Motors Co............................  9,839     340,823            0.4%
    Home Depot, Inc. (The).......................  2,426     378,699            0.4%
    McDonald's Corp..............................  1,637     229,065            0.3%
    Time Warner, Inc.............................  4,154     412,368            0.4%
    Walt Disney Co. (The)........................  5,800     670,480            0.7%
    Other Securities.............................         12,295,297           12.8%
                                                         -----------           -----
Total Consumer Discretionary.....................         16,467,380           17.3%
                                                         -----------           -----
Consumer Staples -- (5.8%)
    Coca-Cola Co. (The)..........................  7,448     321,381            0.3%
    PepsiCo, Inc.................................  2,982     337,801            0.4%
    Procter & Gamble Co. (The)...................  7,543     658,730            0.7%
    Wal-Mart Stores, Inc......................... 10,436     784,578            0.8%
    Other Securities.............................          3,756,935            4.0%
                                                         -----------           -----
Total Consumer Staples...........................          5,859,425            6.2%
                                                         -----------           -----
Energy -- (6.0%)
    Chevron Corp.................................  5,323     567,964            0.6%
    Exxon Mobil Corp............................. 11,191     913,745            1.0%
    Schlumberger, Ltd............................  3,796     275,552            0.3%
    Other Securities.............................          4,251,092            4.4%
                                                         -----------           -----
Total Energy.....................................          6,008,353            6.3%
                                                         -----------           -----
Financials -- (20.7%)
    American Express Co..........................  3,414     270,560            0.3%
    Bank of America Corp......................... 28,428     663,510            0.7%
*   Berkshire Hathaway, Inc. Class B.............  2,683     443,258            0.5%
    Citigroup, Inc...............................  7,934     469,058            0.5%
    Goldman Sachs Group, Inc. (The)..............  1,371     306,830            0.3%
    JPMorgan Chase & Co.......................... 16,007   1,392,609            1.5%
    Morgan Stanley...............................  5,601     242,915            0.3%
    Travelers Cos., Inc. (The)...................  2,408     292,957            0.3%
    U.S. Bancorp.................................  8,200     420,496            0.5%
    Wells Fargo & Co............................. 22,366   1,204,185            1.3%
    Other Securities.............................         14,957,970           15.5%
                                                         -----------           -----
Total Financials.................................         20,664,348           21.7%
                                                         -----------           -----
Industrials -- (15.5%)
    3M Co........................................  1,300     254,579            0.3%
    CSX Corp.....................................  5,500     279,620            0.3%
    Delta Air Lines, Inc.........................  5,029     228,518            0.3%
    FedEx Corp...................................  1,366     259,130            0.3%
    Honeywell International, Inc.................  1,737     227,790            0.3%
    Southwest Airlines Co........................  4,289     241,128            0.3%
    Union Pacific Corp...........................  2,902     324,908            0.4%
    United Technologies Corp.....................  2,792     332,220            0.4%
    Other Securities.............................         13,315,960           13.7%
                                                         -----------           -----
Total Industrials................................         15,463,853           16.3%
                                                         -----------           -----

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                           PERCENTAGE
                                                                     SHARES    VALUE+    OF NET ASSETS**
                                                                     ------    ------    ---------------
Information Technology -- (19.5%)
*     Alphabet, Inc. Class A........................................     619 $   572,278            0.6%
*     Alphabet, Inc. Class C........................................     648     587,062            0.6%
      Apple, Inc....................................................  11,941   1,715,325            1.8%
      Cisco Systems, Inc............................................  23,593     803,813            0.9%
*     Facebook, Inc. Class A........................................   3,057     459,314            0.5%
      Intel Corp....................................................  29,844   1,078,861            1.1%
      International Business Machines Corp..........................   1,873     300,223            0.3%
      Mastercard, Inc. Class A......................................   2,000     232,640            0.3%
      Microsoft Corp................................................  16,246   1,112,201            1.2%
      NVIDIA Corp...................................................   2,765     288,389            0.3%
      Oracle Corp...................................................   8,569     385,262            0.4%
      QUALCOMM, Inc.................................................   7,467     401,277            0.4%
      Visa, Inc. Class A............................................   3,800     346,636            0.4%
      Other Securities..............................................          11,220,478           11.7%
                                                                             -----------          ------
Total Information Technology........................................          19,503,759           20.5%
                                                                             -----------          ------
Materials -- (5.0%)
      Dow Chemical Co. (The)........................................   4,429     278,141            0.3%
      Other Securities..............................................           4,733,986            5.0%
                                                                             -----------          ------
Total Materials.....................................................           5,012,127            5.3%
                                                                             -----------          ------
Real Estate -- (0.5%)
      Other Securities..............................................             510,034            0.5%
                                                                             -----------          ------
Telecommunication Services -- (3.1%)
      AT&T, Inc.....................................................  46,460   1,841,210            1.9%
      Verizon Communications, Inc...................................   8,750     401,713            0.4%
      Other Securities..............................................             820,207            0.9%
                                                                             -----------          ------
Total Telecommunication Services....................................           3,063,130            3.2%
                                                                             -----------          ------
Utilities -- (2.3%)
      Other Securities..............................................           2,310,674            2.4%
                                                                             -----------          ------
TOTAL COMMON STOCKS.................................................          94,863,083           99.7%
                                                                             -----------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................               1,276            0.0%
                                                                             -----------          ------
TOTAL INVESTMENT SECURITIES.........................................          94,864,359
                                                                             -----------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 334,117     334,117            0.4%
                                                                             -----------          ------
SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@  DFA Short Term Investment Fund................................ 413,664   4,787,329            5.0%
                                                                             -----------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $62,446,338)..............................................           $99,985,805          105.1%
                                                                             ===========          ======

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                       LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                     ----------- ---------- ------- -----------
 Common Stocks
  Consumer Discretionary............ $16,466,050 $    1,330   --    $16,467,380
  Consumer Staples..................   5,859,425         --   --      5,859,425
  Energy............................   6,008,353         --   --      6,008,353
  Financials........................  20,664,348         --   --     20,664,348
  Industrials.......................  15,463,853         --   --     15,463,853
  Information Technology............  19,503,759         --   --     19,503,759
  Materials.........................   5,012,127         --   --      5,012,127
  Real Estate.......................     510,034         --   --        510,034
  Telecommunication Services........   3,063,130         --   --      3,063,130
  Utilities.........................   2,310,674         --   --      2,310,674
 Rights/Warrants....................          --      1,276   --          1,276
 Temporary Cash Investments.........     334,117         --   --        334,117
 Securities Lending Collateral......          --  4,787,329   --      4,787,329
                                     ----------- ----------   --    -----------
 TOTAL.............................. $95,195,870 $4,789,935   --    $99,985,805
                                     =========== ==========   ==    ===========

                See accompanying Notes to Financial Statements.

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                                 SHARES  VALUE++   OF NET ASSETS**
                                                 ------  -------   ---------------
COMMON STOCKS -- (92.7%)
AUSTRALIA -- (5.9%)
    Australia & New Zealand Banking Group, Ltd.. 11,633 $  284,764            0.3%
    BHP Billiton, Ltd........................... 20,901    372,120            0.4%
    Commonwealth Bank of Australia..............  4,010    261,909            0.3%
    National Australia Bank, Ltd................ 13,026    330,628            0.4%
    Westpac Banking Corp. Sponsored ADR.........  7,516    198,047            0.2%
    Other Securities............................         4,162,846            4.7%
                                                        ----------            ----
TOTAL AUSTRALIA.................................         5,610,314            6.3%
                                                        ----------            ----

AUSTRIA -- (0.5%)
    Other Securities............................           488,377            0.5%
                                                        ----------            ----

BELGIUM -- (1.0%)
    Other Securities............................           960,637            1.1%
                                                        ----------            ----

CANADA -- (8.7%)
    Bank of Montreal............................  3,601    255,131            0.3%
    Bank of Nova Scotia (The)...................  4,742    263,597            0.3%
    Royal Bank of Canada........................  3,651    249,997            0.3%
    Toronto-Dominion Bank (The)(2897222)........  4,274    201,105            0.2%
    Toronto-Dominion Bank (The)(891160509)......  4,382    206,348            0.2%
    Other Securities............................         7,101,884            7.9%
                                                        ----------            ----
TOTAL CANADA....................................         8,278,062            9.2%
                                                        ----------            ----

CHINA -- (0.0%)
    Other Securities............................            29,635            0.0%
                                                        ----------            ----

DENMARK -- (1.1%)
    Other Securities............................         1,067,734            1.2%
                                                        ----------            ----

FINLAND -- (1.8%)
    UPM-Kymmene Oyj Sponsored ADR...............  7,100    188,860            0.2%
    Other Securities............................         1,528,230            1.7%
                                                        ----------            ----
TOTAL FINLAND...................................         1,717,090            1.9%
                                                        ----------            ----

FRANCE -- (7.3%)
#   AXA SA......................................  6,608    176,302            0.2%
    BNP Paribas SA..............................  4,028    284,285            0.3%
    Cie Generale des Etablissements Michelin....  1,763    230,602            0.3%
#   LVMH Moet Hennessy Louis Vuitton SE.........    788    194,533            0.2%
    Orange SA................................... 15,194    235,163            0.3%
*   Peugeot SA..................................  9,468    198,502            0.2%
    Total SA....................................  9,638    494,749            0.6%
    Other Securities............................         5,209,833            5.7%
                                                        ----------            ----
TOTAL FRANCE....................................         7,023,969            7.8%
                                                        ----------            ----

GERMANY -- (6.3%)
    Allianz SE..................................  1,338    254,725            0.3%
    BASF SE.....................................  5,979    582,468            0.7%
    Bayerische Motoren Werke AG.................  2,651    253,281            0.3%
    Daimler AG..................................  6,300    469,440            0.5%
*   Deutsche Bank AG............................ 13,440    242,861            0.3%
    Deutsche Telekom AG......................... 26,384    462,796            0.5%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------   -------   ---------------

 GERMANY -- (Continued)
     Other Securities......................        $ 3,737,927            4.1%
                                                   -----------           -----
 TOTAL GERMANY.............................          6,003,498            6.7%
                                                   -----------           -----

 HONG KONG -- (2.9%)
     Other Securities......................          2,718,685            3.0%
                                                   -----------           -----

 IRELAND -- (0.5%)
     Other Securities......................            489,652            0.5%
                                                   -----------           -----

 ISRAEL -- (0.4%)
     Other Securities......................            375,441            0.4%
                                                   -----------           -----

 ITALY -- (2.6%)
     Other Securities......................          2,479,602            2.8%
                                                   -----------           -----

 JAPAN -- (22.2%)
     Bridgestone Corp......................  4,300     179,358            0.2%
     Hitachi, Ltd.......................... 41,000     226,499            0.3%
     Honda Motor Co., Ltd..................  7,300     212,471            0.3%
     Mitsubishi UFJ Financial Group, Inc... 31,270     198,145            0.2%
     Nissan Motor Co., Ltd................. 18,700     178,128            0.2%
     Sony Corp.............................  5,200     178,434            0.2%
     Sumitomo Mitsui Financial Group, Inc..  5,264     195,456            0.2%
     Toyota Motor Corp..................... 10,906     590,241            0.7%
     Toyota Motor Corp. Sponsored ADR......  3,466     374,813            0.4%
     Other Securities......................         18,951,181           21.0%
                                                   -----------           -----
 TOTAL JAPAN...............................         21,284,726           23.7%
                                                   -----------           -----

 NETHERLANDS -- (2.4%)
 #   Akzo Nobel NV.........................  2,777     242,882            0.3%
     ING Groep NV.......................... 10,649     173,574            0.2%
     Other Securities......................          1,901,411            2.1%
                                                   -----------           -----
 TOTAL NETHERLANDS.........................          2,317,867            2.6%
                                                   -----------           -----

 NEW ZEALAND -- (0.3%)
     Other Securities......................            279,702            0.3%
                                                   -----------           -----

 NORWAY -- (0.8%)
     Other Securities......................            776,772            0.9%
                                                   -----------           -----

 PORTUGAL -- (0.3%)
     Other Securities......................            318,297            0.4%
                                                   -----------           -----

 SINGAPORE -- (1.0%)
     Other Securities......................            923,301            1.0%
                                                   -----------           -----

 SPAIN -- (2.8%)
     Banco Santander SA.................... 34,433     224,394            0.3%
 #   Banco Santander SA Sponsored ADR...... 29,370     191,495            0.2%
     Iberdrola SA.......................... 32,088     230,676            0.3%
     Other Securities......................          2,014,906            2.2%
                                                   -----------           -----
 TOTAL SPAIN...............................          2,661,471            3.0%
                                                   -----------           -----

 SWEDEN -- (2.9%)
     Other Securities......................          2,745,008            3.1%
                                                   -----------           -----

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                    SHARES    VALUE++   OF NET ASSETS**
                                                    ------    -------   ---------------

SWITZERLAND -- (5.0%)
      Cie Financiere Richemont SA..................   2,379 $   198,786            0.2%
      Nestle SA....................................   9,241     711,746            0.8%
*     UBS Group AG.................................  12,592     214,190            0.3%
      Other Securities.............................           3,695,332            4.1%
                                                            -----------          ------
TOTAL SWITZERLAND..................................           4,820,054            5.4%
                                                            -----------          ------

UNITED KINGDOM -- (16.0%)
      BHP Billiton P.L.C. ADR......................   7,196     221,133            0.3%
      BP P.L.C. Sponsored ADR......................  17,198     590,230            0.7%
      HSBC Holdings P.L.C. Sponsored ADR...........   9,254     380,987            0.4%
      Rio Tinto P.L.C. Sponsored ADR...............   8,120     323,338            0.4%
      Royal Dutch Shell P.L.C. Class A.............   8,394     217,984            0.2%
      Royal Dutch Shell P.L.C. Sponsored ADR,
       Class A.....................................   4,540     236,943            0.3%
      Unilever P.L.C. Sponsored ADR................   4,082     209,570            0.2%
      Vodafone Group P.L.C. Sponsored ADR..........  11,342     297,057            0.3%
      Other Securities.............................          12,823,894           14.2%
                                                            -----------          ------
TOTAL UNITED KINGDOM...............................          15,301,136           17.0%
                                                            -----------          ------

UNITED STATES -- (0.0%)
      Other Securities.............................              10,552            0.0%
                                                            -----------          ------
TOTAL COMMON STOCKS................................          88,681,582           98.8%
                                                            -----------          ------

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
      Volkswagen AG................................   1,614     256,217            0.3%
      Other Securities.............................             114,975            0.1%
                                                            -----------          ------
TOTAL GERMANY......................................             371,192            0.4%
                                                            -----------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities.............................                  94            0.0%
                                                            -----------          ------
TOTAL PREFERRED STOCKS.............................             371,286            0.4%
                                                            -----------          ------

RIGHTS/WARRANTS -- (0.0%)
UNITED KINGDOM -- (0.0%)
      Other Securities.............................               8,801            0.0%
                                                            -----------          ------
TOTAL RIGHTS/WARRANTS..............................               8,801            0.0%
                                                            -----------          ------
TOTAL INVESTMENT SECURITIES........................          89,061,669
                                                            -----------

                                                              VALUE+
                                                              ------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@  DFA Short Term Investment Fund............... 573,813   6,640,733            7.4%
                                                            -----------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $92,065,894)...............................          $95,702,402          106.6%
                                                            ===========          ======

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------
                                 LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                               ----------- ----------- ------- -----------
     Common Stocks
      Australia............... $   436,400 $ 5,173,914   --    $ 5,610,314
      Austria.................          --     488,377   --        488,377
      Belgium.................          --     960,637   --        960,637
      Canada..................   8,278,062          --   --      8,278,062
      China...................          --      29,635   --         29,635
      Denmark.................          --   1,067,734   --      1,067,734
      Finland.................     298,110   1,418,980   --      1,717,090
      France..................     209,807   6,814,162   --      7,023,969
      Germany.................     301,042   5,702,456   --      6,003,498
      Hong Kong...............          --   2,718,685   --      2,718,685
      Ireland.................      46,962     442,690   --        489,652
      Israel..................          --     375,441   --        375,441
      Italy...................     325,942   2,153,660   --      2,479,602
      Japan...................     746,920  20,537,806   --     21,284,726
      Netherlands.............     401,540   1,916,327   --      2,317,867
      New Zealand.............          --     279,702   --        279,702
      Norway..................      54,229     722,543   --        776,772
      Portugal................          --     318,297   --        318,297
      Singapore...............          --     923,301   --        923,301
      Spain...................     486,245   2,175,226   --      2,661,471
      Sweden..................      33,755   2,711,253   --      2,745,008
      Switzerland.............     397,170   4,422,884   --      4,820,054
      United Kingdom..........   3,190,481  12,110,655   --     15,301,136
      United States...........          --      10,552   --         10,552
     Preferred Stocks
      Germany.................          --     371,192   --        371,192
      United Kingdom..........          --          94   --             94
     Rights/Warrants
      United Kingdom..........          --       8,801   --          8,801
     Securities Lending
      Collateral..............          --   6,640,733   --      6,640,733
                               ----------- -----------   --    -----------
     TOTAL.................... $15,206,665 $80,495,737   --    $95,702,402
                               =========== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                                CSTG&E
                                                                                              CSTG&E U.S.    INTERNATIONAL
                                                                                              SOCIAL CORE     SOCIAL CORE
                                                                                               EQUITY 2         EQUITY
                                                                                              PORTFOLIO*      PORTFOLIO*
                                                                                             -------------- --------------
ASSETS:
Investments at Value (including $6,923 and $7,023 of securities on loan, respectively)...... $       94,864 $       89,062
Temporary Cash Investments at Value & Cost..................................................            334             --
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $4,786
 and $6,640)................................................................................          4,787          6,641
Foreign Currencies at Value.................................................................             --            228
Cash........................................................................................             --            162
Receivables:
  Investment Securities Sold................................................................             --             35
  Dividends, Interest and Tax Reclaims......................................................             80            418
  Securities Lending Income.................................................................              3             10
  Fund Shares Sold..........................................................................             12              8
Prepaid Expenses and Other Assets...........................................................              1              1
                                                                                             -------------- --------------
     Total Assets...........................................................................        100,081         96,565
                                                                                             -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................................................          4,784          6,640
  Investment Securities Purchased...........................................................             76             92
  Due to Advisor............................................................................             21             30
Accrued Expenses and Other Liabilities......................................................             25             52
                                                                                             -------------- --------------
     Total Liabilities......................................................................          4,906          6,814
                                                                                             -------------- --------------
NET ASSETS.................................................................................. $       95,175 $       89,751
                                                                                             ============== ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................................................      5,878,163      9,858,897
                                                                                             ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................... $        16.19 $         9.10
                                                                                             ============== ==============
Investments at Cost......................................................................... $       57,326 $       85,426
                                                                                             ============== ==============
Foreign Currencies at Cost.................................................................. $           -- $          227
                                                                                             ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................. $       54,861 $       96,421
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)....................................................................................            120            555
Accumulated Net Realized Gain (Loss)........................................................          2,655        (10,863)
Net Unrealized Appreciation (Depreciation)..................................................         37,539          3,638
                                                                                             -------------- --------------
NET ASSETS.................................................................................. $       95,175 $       89,751
                                                                                             ============== ==============
(1) NUMBER OF SHARES AUTHORIZED.............................................................  1,000,000,000  1,000,000,000
                                                                                             ============== ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                 CSTG&E
                                                                  CSTG&E U.S. INTERNATIONAL
                                                                  SOCIAL CORE  SOCIAL CORE
                                                                   EQUITY 2      EQUITY
                                                                   PORTFOLIO    PORTFOLIO
                                                                  ----------- -------------
INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld of $0 and $104,
   respectively)#................................................   $   876      $1,133
 Income from Securities Lending..................................        18          38
                                                                    -------      ------
     Total Investment Income.....................................       894       1,171
                                                                    -------      ------
EXPENSES
 Investment Management Fees......................................       127         176
 Accounting & Transfer Agent Fees................................         3           7
 Custodian Fees..................................................         4          13
 Filing Fees.....................................................         1           1
 Shareholders' Reports...........................................         2           3
 Professional Fees...............................................         1           1
 Other...........................................................        15          29
                                                                    -------      ------
     Total Expenses..............................................       153         230
                                                                    -------      ------
 Fees Paid Indirectly (Note C)...................................        --          --
                                                                    -------      ------
 Net Expenses....................................................       153         230
                                                                    -------      ------
 NET INVESTMENT INCOME (LOSS)....................................       741         941
                                                                    -------      ------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold**..................................     2,667        (725)
   Foreign Currency Transactions.................................        --         (25)
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency....................     9,816       9,434
   Translation of Foreign Currency Denominated Amounts...........        --           9
                                                                    -------      ------
 NET REALIZED AND UNREALIZED GAIN (LOSS).........................    12,483       8,693
                                                                    -------      ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..   $13,224      $9,634
                                                                    =======      ======

----------
**Net of foreign capital gain taxes withheld of $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                 CSTG&E U.S. SOCIAL CORE CSTG&E INTERNATIONAL
                                                                  EQUITY 2 PORTFOLIO     SOCIAL CORE EQUITY PORTFOLIO
                                                                 ----------------------  ---------------------------
                                                                 SIX MONTHS      YEAR    SIX MONTHS        YEAR
                                                                    ENDED       ENDED       ENDED         ENDED
                                                                  APRIL 30,    OCT. 31,   APRIL 30,      OCT. 31,
                                                                    2017         2016       2017           2016
                                                                 -----------   --------  -----------     --------
                                                                 (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..................................   $   741     $ 1,604     $   941       $  2,456
  Net Realized Gain (Loss) on:
    Investment Securities Sold**................................     2,667       1,695        (725)        (2,942)
    Foreign Currency Transactions...............................        --          --         (25)            16
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................     9,816         197       9,434            976
    Translation of Foreign Currency Denominated Amounts.........        --          --           9             (8)
                                                                   -------     -------     -------        --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................    13,224       3,496       9,634            498
                                                                   -------     -------     -------        --------
Distributions From:
  Net Investment Income.........................................      (795)     (1,589)       (666)        (2,576)
  Net Long-Term Gains...........................................    (1,703)     (1,316)         --             --
                                                                   -------     -------     -------        --------
     Total Distributions........................................    (2,498)     (2,905)       (666)        (2,576)
                                                                   -------     -------     -------        --------
Capital Share Transactions (1):
  Shares Issued.................................................       725       1,550         572          2,649
  Shares Issued in Lieu of Cash Distributions...................     2,498       2,905         666          2,576
  Shares Redeemed...............................................    (4,607)     (6,059)     (1,617)       (19,252)
                                                                   -------     -------     -------        --------
     Net Increase (Decrease) from Capital Share Transactions....    (1,384)     (1,604)       (379)       (14,027)
                                                                   -------     -------     -------        --------
     Total Increase (Decrease) in Net Assets....................     9,342      (1,013)      8,589        (16,105)
NET ASSETS
  Beginning of Period...........................................    85,833      86,846      81,162         97,267
                                                                   -------     -------     -------        --------
  End of Period.................................................   $95,175     $85,833     $89,751       $ 81,162
                                                                   =======     =======     =======        ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................        46         113          67            330
  Shares Issued in Lieu of Cash Distributions...................       158         210          79            328
  Shares Redeemed...............................................      (290)       (434)       (186)        (2,424)
                                                                   -------     -------     -------        --------
     Net Increase (Decrease) from Shares Issued and Redeemed....       (86)       (111)        (40)        (1,766)
                                                                   =======     =======     =======        ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF
 NET INVESTMENT INCOME).........................................   $   120     $   174     $   555       $    280

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                                              ---------------------------------------------------------
                                              SIX MONTHS      YEAR     YEAR     YEAR     YEAR     YEAR
                                                 ENDED       ENDED    ENDED    ENDED    ENDED    ENDED
                                               APRIL 30,    OCT. 31, OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                                 2017         2016     2015     2014     2013     2012
---------------------------------------------------------------------------------------------------------
                                              (UNAUDITED)
Net Asset Value, Beginning of Period.........   $ 14.39     $ 14.30  $ 14.38  $ 13.08  $ 10.07  $  8.98
                                                -------     -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)............      0.12        0.26     0.24     0.20     0.20     0.16
 Net Gains (Losses) on Securities (Realized
   and Unrealized)...........................      2.10        0.31    (0.08)    1.30     3.01     1.08
                                                -------     -------  -------  -------  -------  -------
   Total from Investment Operations..........      2.22        0.57     0.16     1.50     3.21     1.24
---------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......................     (0.13)      (0.26)   (0.24)   (0.20)   (0.20)   (0.15)
 Net Realized Gains..........................     (0.29)      (0.22)      --       --       --       --
                                                -------     -------  -------  -------  -------  -------
   Total Distributions.......................     (0.42)      (0.48)   (0.24)   (0.20)   (0.20)   (0.15)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............   $ 16.19     $ 14.39  $ 14.30  $ 14.38  $ 13.08  $ 10.07
============================================  ===========   ======== ======== ======== ======== ========
Total Return.................................     15.51%(B)    4.18%    1.13%   11.54%   32.27%   13.94%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........   $95,175     $85,833  $86,846  $91,842  $89,269  $76,197
Ratio of Expenses to Average Net Assets......      0.33%(C)    0.32%    0.34%    0.32%    0.35%    0.36%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly)............      0.33%(C)    0.32%    0.34%    0.32%    0.35%    0.36%
Ratio of Net Investment Income to Average
 Net Assets..................................      1.58%(C)    1.91%    1.67%    1.47%    1.71%    1.65%
Portfolio Turnover Rate......................         6%(B)      16%      12%      11%       4%       9%
---------------------------------------------------------------------------------------------------------

                                                    CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                                              -------------------------------------------------------------
                                              SIX MONTHS      YEAR     YEAR       YEAR      YEAR      YEAR
                                                 ENDED       ENDED    ENDED      ENDED     ENDED     ENDED
                                               APRIL 30,    OCT. 31, OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                 2017         2016     2015       2014      2013      2012
------------------------------------------------------------------------------------------------------------
                                              (UNAUDITED)
Net Asset Value, Beginning of Period.........   $  8.20     $  8.34  $  8.74   $   9.16   $   7.39  $  7.27
                                                -------     -------  -------   --------   --------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)............      0.10        0.22     0.22       0.29       0.21     0.21
 Net Gains (Losses) on Securities (Realized
   and Unrealized)...........................      0.87       (0.14)   (0.40)     (0.43)      1.79     0.12
                                                -------     -------  -------   --------   --------  -------
   Total from Investment Operations..........      0.97        0.08    (0.18)     (0.14)      2.00     0.33
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......................     (0.07)      (0.22)   (0.22)     (0.28)     (0.23)   (0.21)
 Net Realized Gains..........................        --          --       --         --         --       --
                                                -------     -------  -------   --------   --------  -------
   Total Distributions.......................     (0.07)      (0.22)   (0.22)     (0.28)     (0.23)   (0.21)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............   $  9.10     $  8.20  $  8.34   $   8.74   $   9.16  $  7.39
============================================  ===========   ======== ========  ========   ========  ========
Total Return.................................     11.87%(B)    1.15%   (2.15)%    (1.71)%    27.54%    4.87%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........   $89,751     $81,162  $97,267   $100,169   $110,438  $64,902
Ratio of Expenses to Average Net Assets......      0.55%(C)    0.55%    0.54%      0.53%      0.56%    0.60%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly)............      0.55%(C)    0.55%    0.54%      0.53%      0.56%    0.60%
Ratio of Net Investment Income to Average
 Net Assets..................................      2.24%(C)    2.73%    2.52%      3.08%      2.54%    3.00%
Portfolio Turnover Rate......................        10%(B)       5%       8%        18%         8%       7%
------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund consists of ninety-six operational portfolios, two of which, CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio (the "Portfolios"), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by the Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   CSTG&E International Social Core Equity Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the CSTG&E International Social Core Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time CSTG&E International Social Core Equity Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on CSTG&E International Social Core Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by CSTG&E International Social Core Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When CSTG&E International Social Core Equity Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the CSTG&E International Social Core Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   CSTG&E International Social Core Equity Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the

Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   CSTG&E International Social Core Equity Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. CSTG&E International Social Core Equity Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2017, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.27% and 0.42% of average daily net assets for CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio, respectively.

EARNED INCOME CREDIT:

   In addition, CSTG&E International Social Core Equity Portfolio entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the six months ended
April 30, 2017, expenses reduced were as follows (amounts in thousands):

                                                               FEES
                                                               PAID
                                                            INDIRECTLY
                                                            ----------
         CSTG&E International Social Core Equity Portfolio.     --*

* Amounts designated as -- are less than $500.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid by the Fund to the CCO were $150 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

        CSTG&E U.S. Social Core Equity 2 Portfolio.................. $4
        CSTG&E International Social Core Equity Portfolio...........  4

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                              PURCHASES SALES
                                                              --------- ------
 CSTG&E U.S. Social Core Equity 2 Portfolio..................  $5,380   $7,603
 CSTG&E International Social Core Equity Portfolio...........   8,187    8,557

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains/losses, foreign capital gains tax and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                 INCREASE       INCREASE
                                                                (DECREASE)     (DECREASE)
                                                 INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                (DECREASE)    NET INVESTMENT  NET REALIZED
                                              PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                              --------------- -------------- --------------
CSTG&E U.S. Social Core Equity 2 Portfolio...       $19            $ 2            $(21)
CSTG&E International Social Core Equity
  Portfolio..................................        --             49             (49)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                                   NET INVESTMENT
                                                     INCOME AND
                                                     SHORT-TERM     LONG-TERM
                                                   CAPITAL GAINS  CAPITAL GAINS TOTAL
                                                   -------------- ------------- ------
CSTG&E U.S. Social Core Equity 2 Portfolio
2015..............................................     $1,493            --     $1,493
2016..............................................      1,589        $1,316      2,905
CSTG&E International Social Core Equity Portfolio
2015..............................................      2,493            --      2,493
2016..............................................      2,576            --      2,576

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  UNDISTRIBUTED                                               TOTAL NET
                                  NET INVESTMENT                                            DISTRIBUTABLE
                                    INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                    SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                  CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                  -------------- ------------- ------------- -------------- -------------
CSTG&E U.S. Social Core Equity 2
  Portfolio......................      $153         $1,703             --       $27,736       $ 29,592
CSTG&E International Social Core
  Equity Portfolio...............       363             --       $(10,071)       (5,926)       (15,634)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                             EXPIRES ON OCTOBER 31,
                                                             ----------------------
                                                             2017 UNLIMITED  TOTAL
                                                             ---- --------- -------
CSTG&E U.S. Social Core Equity 2 Portfolio..................   --      --        --
CSTG&E International Social Core Equity Portfolio........... $904  $9,167   $10,071

   During the year ended October 31, 2016, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

             CSTG&E U.S. Social Core Equity 2 Portfolio........ --
             CSTG&E International Social Core Equity Portfolio. --

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                      NET
                                                                                   UNREALIZED
                                              FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                              TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                              -------- ------------ ------------ --------------
CSTG&E U.S. Social Core Equity 2 Portfolio... $62,432    $38,986      $ (1,432)     $37,554
CSTG&E International Social Core Equity
  Portfolio..................................  92,186     19,025       (15,508)       3,517

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by CSTG&E International Social Core Equity Portfolio may be inhibited.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the six months ended April 30, 2017, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                            AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                         INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                         ------------- ------------ ------------ -------- ---------------
CSTG&E U.S. Social Core Equity 2
  Portfolio.............................     1.61%        $2,153          5         --        $2,668
CSTG&E International Social Core Equity
  Portfolio.............................     1.36%           197         18         --           655

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2017, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2017.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2017, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2017, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                                         PURCHASES SALES REALIZED GAIN (LOSS)
---------                                                         --------- ----- --------------------
CSTG&E U.S. Social Core Equity 2 Portfolio.......................   $435    $532          $ 42
CSTG&E International Social Core Equity Portfolio................    700     843           109

J. SECURITIES LENDING:

   As of April 30, 2017, the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S Treasuries and U.S. government securities as follows (amounts in thousands):

                                                                      MARKET
                                                                      VALUE
                                                                      ------
    CSTG&E U.S. Social Core Equity 2 Portfolio....................... $2,406
    CSTG&E International Social Core Equity Portfolio................    885

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                                               REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                             AS OF APRIL 30, 2017
                                            -------------------------------------------------------
                                            OVERNIGHT AND            BETWEEN
                                             CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS   TOTAL
                                            ------------- -------- ------------ -------- ----------
SECURITIES LENDING TRANSACTIONS
CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
 Common Stocks.............................  $4,787,329      --         --         --    $4,787,329
CSTG&E INTERNATIONAL SOCIAL CORE EQUITY
  PORTFOLIO
 Common Stocks.............................   6,640,733      --         --         --     6,640,733

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. OTHER:

   At April 30, 2017, two shareholders held 97% of the outstanding shares of CSTG&E U.S. Social Core Equity 2 Portfolio and two shareholders held 98% of the outstanding shares of CSTG&E International Social Core Equity Portfolio. One or more of the shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following funds paid distributions to shareholders of record a portion of which is estimated to be in excess of a fund's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a fund will not be available until the end of a fund's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                   ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                                   --------------------------------------------
                                                    NET INCOME FOR     ACCUMULATED
                                                    THE CURRENT OR    UNDISTRIBUTED
                                                      PRECEDING        NET PROFITS    PAID-IN
                                                   FISCAL YEAR, AND   FROM THE SALE   SURPLUS
                                                     ACCUMULATED      OF SECURITIES   OR OTHER
                                                    UNDISTRIBUTED       OR OTHER      CAPITAL
PORTFOLIO NAME                                        NET INCOME       PROPERTIES      SOURCE
--------------                                     ----------------   -------------   --------
CSTG&E U.S. Social Core Equity 2 Portfolio
   December 15, 2016..............................        97%               0%            3%
CSTG&E International Social Core Equity Portfolio
   December 15, 2016..............................        77%               0%           23%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 14-15, 2016 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment management agreements for each portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043017-015S
 [LOGO]                                                              00194734

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2017 (Unaudited)

DFA Investment Dimensions Group Inc.
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
International Sustainability Core 1 Portfolio
International Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
DFA Social Fixed Income Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2017

Dear Fellow Shareholder,

Thank you for trusting us with your savings. All of us at Dimensional are dedicated to helping you achieve your investment goals, a responsibility we do not take lightly.

We believe the scientific underpinning of our investment approach and our efficient implementation enables us to deliver portfolios with better outcomes. By offering consistent and well-diversified investment solutions across regions and asset classes, investors and the professionals advising them can more confidently create asset allocations that satisfy their desired profiles and long-term goals.

We live in an evolving world with new data, new trading technologies, and new client needs emerging all the time. Since our founding in 1981, Dimensional has been fully committed to being on the cutting edge of incorporating knowledge and technology for even better solutions -- always centered on investors' needs.

Sincerely,

                                        /s/ Eduardo A. Repetto

 David Butler                           Eduardo Repetto
 Co-Chief Executive Officer and         Co-Chief Executive Officer and
 Head of Global Financial Advisor       Co-Chief Investment Officer
   Services

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                     Page
Letter to Shareholders..............................................
Definitions of Abbreviations and Footnotes..........................    1
   Disclosure of Fund Expenses......................................    2
   Disclosure of Portfolio Holdings.................................    4
   Summary Schedules of Portfolio Holdings/Schedule of Investments
       U.S. Social Core Equity 2 Portfolio..........................    6
       U.S. Sustainability Core 1 Portfolio.........................    9
       International Sustainability Core 1 Portfolio................   12
       International Social Core Equity Portfolio...................   16
       Emerging Markets Social Core Equity Portfolio................   20
       DFA Social Fixed Income Portfolio............................   24
   Statements of Assets and Liabilities.............................   30
   Statements of Operations.........................................   32
   Statements of Changes in Net Assets..............................   34
   Financial Highlights.............................................   36
   Notes to Financial Statements....................................   39
   Section 19(a) Notice.............................................   51
Voting Proxies on Fund Portfolio Securities.........................   52
Board Approval of Investment Management Agreements..................   53

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
GDR     Global Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                       Six Months Ended April 30, 2017
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/16  04/30/17    Ratio*   Period*
                                               --------- --------- ---------- --------
U.S. Social Core Equity 2 Portfolio
-----------------------------------
Actual Fund Return............................ $1,000.00 $1,155.60    0.27%    $1.44
Hypothetical 5% Annual Return................. $1,000.00 $1,023.46    0.27%    $1.35

U.S. Sustainability Core 1 Portfolio
------------------------------------
Actual Fund Return............................ $1,000.00 $1,150.40    0.25%    $1.33
Hypothetical 5% Annual Return................. $1,000.00 $1,023.55    0.25%    $1.25

International Sustainability Core 1 Portfolio
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,128.30    0.39%    $2.06
Hypothetical 5% Annual Return................. $1,000.00 $1,022.86    0.39%    $1.96

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/16  04/30/17    Ratio*   Period*
                                               --------- --------- ---------- --------
International Social Core Equity Portfolio
------------------------------------------
Actual Fund Return............................ $1,000.00 $1,119.90    0.38%    $2.00
Hypothetical 5% Annual Return................. $1,000.00 $1,022.91    0.38%    $1.91

Emerging Markets Social Core Equity Portfolio
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,099.90    0.59%    $3.07
Hypothetical 5% Annual Return................. $1,000.00 $1,021.87    0.59%    $2.96

DFA Social Fixed Income Portfolio
---------------------------------
Actual Fund Return............................ $1,000.00 $  993.60    0.27%    $1.33
Hypothetical 5% Annual Return................. $1,000.00 $1,023.46    0.27%    $1.35

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

        U.S. Social Core Equity 2 Portfolio
Consumer Discretionary.......................  16.7%
Consumer Staples.............................   5.7%
Energy.......................................   5.8%
Financials...................................  21.2%
Health Care..................................   7.3%
Industrials..................................  13.5%
Information Technology.......................  19.3%
Materials....................................   4.9%
Real Estate..................................   0.5%
Telecommunication Services...................   2.9%
Utilities....................................   2.2%
                                              -----
                                              100.0%

       U.S. Sustainability Core 1 Portfolio
Consumer Discretionary.......................  17.4%
Consumer Staples.............................   6.9%
Energy.......................................   2.5%
Financials...................................  17.7%
Health Care..................................  13.0%
Industrials..................................  12.8%
Information Technology.......................  21.7%
Materials....................................   3.5%
Real Estate..................................   0.4%
Telecommunication Services...................   2.7%
Utilities....................................   1.4%
                                              -----
                                              100.0%

   International Sustainability Core 1 Portfolio
Consumer Discretionary.......................  16.1%
Consumer Staples.............................   7.2%
Energy.......................................   2.7%
Financials...................................  20.7%
Health Care..................................   8.7%
Industrials..................................  19.9%
Information Technology.......................   7.1%
Materials....................................   8.9%
Real Estate..................................   2.6%
Telecommunication Services...................   4.4%
Utilities....................................   1.7%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


    International Social Core Equity Portfolio
Consumer Discretionary.......................  13.6%
Consumer Staples.............................   5.8%
Energy.......................................   6.8%
Financials...................................  21.8%
Health Care..................................   3.0%
Industrials..................................  19.0%
Information Technology.......................   6.7%
Materials....................................  14.0%
Real Estate..................................   2.8%
Telecommunication Services...................   3.5%
Utilities....................................   3.0%
                                              -----
                                              100.0%

   Emerging Markets Social Core Equity Portfolio
Consumer Discretionary.......................  10.8%
Consumer Staples.............................   7.4%
Energy.......................................   4.9%
Financials...................................  20.8%
Health Care..................................   1.8%
Industrials..................................   8.9%
Information Technology.......................  22.3%
Materials....................................  11.2%
Real Estate..................................   3.4%
Telecommunication Services...................   4.4%
Utilities....................................   4.1%
                                              -----
                                              100.0%


FIXED INCOME PORTFOLIO

         DFA Social Fixed Income Portfolio
Corporate....................................  43.6%
Government...................................  43.0%
Foreign Corporate............................  11.5%
Foreign Government...........................   1.5%
Supranational................................   0.4%
                                              -----
                                              100.0%

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2017
                                  (Unaudited)

                                                                     Percentage
                                              Shares     Value+    of Net Assets**
                                              ------     ------    ---------------
COMMON STOCKS -- (92.0%)
Consumer Discretionary -- (15.3%)
*   Amazon.com, Inc..........................   6,308 $  5,834,837            0.7%
*   Charter Communications, Inc. Class A.....   9,306    3,212,059            0.4%
    Comcast Corp. Class A.................... 251,248    9,846,409            1.2%
    Ford Motor Co............................ 216,066    2,478,277            0.3%
    General Motors Co........................  79,948    2,769,399            0.3%
    Home Depot, Inc. (The)...................  19,997    3,121,532            0.4%
    Time Warner, Inc.........................  32,617    3,237,890            0.4%
    Walt Disney Co. (The)....................  46,822    5,412,623            0.7%
    Other Securities.........................          101,851,509           12.3%
                                                      ------------           -----
Total Consumer Discretionary.................          137,764,535           16.7%
                                                      ------------           -----
Consumer Staples -- (5.3%)
    Coca-Cola Co. (The)......................  71,798    3,098,084            0.4%
    CVS Health Corp..........................  41,380    3,411,367            0.4%
    PepsiCo, Inc.............................  23,169    2,624,584            0.3%
    Wal-Mart Stores, Inc.....................  86,646    6,514,046            0.8%
    Walgreens Boots Alliance, Inc............  35,572    3,078,401            0.4%
    Other Securities.........................           28,503,196            3.4%
                                                      ------------           -----
Total Consumer Staples.......................           47,229,678            5.7%
                                                      ------------           -----
Energy -- (5.3%)
    Chevron Corp.............................  58,314    6,222,104            0.8%
    Exxon Mobil Corp.........................  83,871    6,848,067            0.8%
    Other Securities.........................           35,000,969            4.2%
                                                      ------------           -----
Total Energy.................................           48,071,140            5.8%
                                                      ------------           -----
Financials -- (19.5%)
    American Express Co......................  30,083    2,384,078            0.3%
    Bank of America Corp..................... 312,087    7,284,111            0.9%
*   Berkshire Hathaway, Inc. Class B.........  22,504    3,717,886            0.5%
    Citigroup, Inc...........................  77,305    4,570,272            0.6%
    Goldman Sachs Group, Inc. (The)..........  10,439    2,336,248            0.3%
    JPMorgan Chase & Co...................... 135,834   11,817,558            1.4%
    Morgan Stanley...........................  49,770    2,158,525            0.3%
    PNC Financial Services Group, Inc. (The).  17,239    2,064,370            0.3%
    Travelers Cos., Inc. (The)...............  16,510    2,008,607            0.3%
    U.S. Bancorp.............................  57,035    2,924,755            0.4%
    Wells Fargo & Co......................... 190,218   10,241,337            1.2%
    Other Securities.........................          123,545,479           14.7%
                                                      ------------           -----
Total Financials.............................          175,053,226           21.2%
                                                      ------------           -----
Health Care -- (6.7%)
    Aetna, Inc...............................  15,796    2,133,566            0.3%
    Amgen, Inc...............................  16,166    2,640,231            0.3%
*   Express Scripts Holding Co...............  34,696    2,128,253            0.3%
    UnitedHealth Group, Inc..................  29,465    5,152,839            0.6%
    Other Securities.........................           47,902,372            5.8%
                                                      ------------           -----
Total Health Care............................           59,957,261            7.3%
                                                      ------------           -----
Industrials -- (12.4%)
    CSX Corp.................................  40,777    2,073,103            0.3%
    Delta Air Lines, Inc.....................  47,453    2,156,264            0.3%
    FedEx Corp...............................  10,263    1,946,891            0.2%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                              Percentage
                                                                      Shares      Value+    of Net Assets**
                                                                      ------      ------    ---------------
Industrials -- (Continued)
      Union Pacific Corp............................................    23,781 $  2,662,521            0.3%
      United Technologies Corp......................................    28,005    3,332,315            0.4%
      Other Securities..............................................             98,859,191           11.9%
                                                                               ------------          ------
Total Industrials...................................................            111,030,285           13.4%
                                                                               ------------          ------
Information Technology -- (17.8%)
*     Alphabet, Inc. Class A........................................     4,748    4,389,621            0.5%
*     Alphabet, Inc. Class C........................................     4,993    4,523,458            0.6%
      Apple, Inc....................................................   143,038   20,547,409            2.5%
      Cisco Systems, Inc............................................   190,767    6,499,432            0.8%
*     Facebook, Inc. Class A........................................    28,648    4,304,362            0.5%
      Intel Corp....................................................   220,182    7,959,579            1.0%
      International Business Machines Corp..........................    13,746    2,203,346            0.3%
*     Micron Technology, Inc........................................    79,107    2,188,891            0.3%
      Microsoft Corp................................................   134,171    9,185,347            1.1%
      Oracle Corp...................................................    65,440    2,942,182            0.4%
      QUALCOMM, Inc.................................................    56,491    3,035,826            0.4%
#     Visa, Inc. Class A............................................    33,055    3,015,277            0.4%
      Other Securities..............................................             88,640,406           10.5%
                                                                               ------------          ------
Total Information Technology........................................            159,435,136           19.3%
                                                                               ------------          ------
Materials -- (4.5%)
      Dow Chemical Co. (The)........................................    38,029    2,388,221            0.3%
      Other Securities..............................................             38,407,222            4.6%
                                                                               ------------          ------
Total Materials.....................................................             40,795,443            4.9%
                                                                               ------------          ------
Real Estate -- (0.5%)
      Other Securities..............................................              4,232,590            0.5%
                                                                               ------------          ------
Telecommunication Services -- (2.7%)
      AT&T, Inc.....................................................   365,487   14,484,250            1.8%
      Verizon Communications, Inc...................................    72,958    3,349,502            0.4%
      Other Securities..............................................              6,224,537            0.7%
                                                                               ------------          ------
Total Telecommunication Services....................................             24,058,289            2.9%
                                                                               ------------          ------
Utilities -- (2.0%)
      Other Securities..............................................             17,715,282            2.1%
                                                                               ------------          ------
TOTAL COMMON STOCKS.................................................            825,342,865           99.8%
                                                                               ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                 14,827            0.0%
                                                                               ------------          ------
TOTAL INVESTMENT SECURITIES.........................................            825,357,692
                                                                               ------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%.......................................................   485,722      485,722            0.1%
                                                                               ------------          ------

SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@  DFA Short Term Investment Fund................................ 6,170,059   71,406,098            8.6%
                                                                               ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $665,830,039).............................................             $897,249,512          108.5%
                                                                               ============          ======

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1      Level 2   Level 3    Total
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $137,738,623 $    25,912   --    $137,764,535
    Consumer Staples............   47,229,678          --   --      47,229,678
    Energy......................   48,071,140          --   --      48,071,140
    Financials..................  175,053,226          --   --     175,053,226
    Health Care.................   59,957,261          --   --      59,957,261
    Industrials.................  111,030,285          --   --     111,030,285
    Information Technology......  159,435,136          --   --     159,435,136
    Materials...................   40,795,443          --   --      40,795,443
    Real Estate.................    4,232,590          --   --       4,232,590
    Telecommunication Services..   24,058,289          --   --      24,058,289
    Utilities...................   17,715,282          --   --      17,715,282
  Rights/Warrants...............           --      14,827   --          14,827
  Temporary Cash Investments....      485,722          --   --         485,722
  Securities Lending Collateral.           --  71,406,098   --      71,406,098
                                 ------------ -----------   --    ------------
  TOTAL......................... $825,802,675 $71,446,837   --    $897,249,512
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2017
                                  (Unaudited)

                                                                  Percentage
                                           Shares     Value+    of Net Assets**
                                           ------     ------    ---------------
 COMMON STOCKS -- (93.6%)
 Consumer Discretionary -- (16.3%)
 *   Amazon.com, Inc......................  22,622 $ 20,925,124            2.1%
 *   Charter Communications, Inc. Class A.  10,948    3,778,812            0.4%
     Comcast Corp. Class A................ 311,763   12,217,992            1.2%
     Home Depot, Inc. (The)...............  57,427    8,964,355            0.9%
 *   Priceline Group, Inc. (The)..........   1,943    3,588,371            0.4%
     Time Warner, Inc.....................  48,537    4,818,268            0.5%
     Walt Disney Co. (The)................  59,270    6,851,612            0.7%
     Other Securities.....................          111,459,804           11.1%
                                                   ------------           -----
 Total Consumer Discretionary.............          172,604,338           17.3%
                                                   ------------           -----
 Consumer Staples -- (6.4%)
     Coca-Cola Co. (The).................. 161,836    6,983,223            0.7%
     Costco Wholesale Corp................  27,887    4,950,500            0.5%
     CVS Health Corp......................  65,194    5,374,593            0.6%
     PepsiCo, Inc.........................  63,474    7,190,335            0.7%
     Procter & Gamble Co. (The)...........  75,497    6,593,153            0.7%
     Wal-Mart Stores, Inc.................  80,858    6,078,905            0.6%
     Walgreens Boots Alliance, Inc........  46,806    4,050,591            0.4%
     Other Securities.....................           26,985,363            2.6%
                                                   ------------           -----
 Total Consumer Staples...................           68,206,663            6.8%
                                                   ------------           -----
 Energy -- (2.4%)
     Schlumberger, Ltd....................  56,061    4,069,468            0.4%
     Other Securities.....................           21,040,733            2.1%
                                                   ------------           -----
 Total Energy.............................           25,110,201            2.5%
                                                   ------------           -----
 Financials -- (16.6%)
     American Express Co..................  44,013    3,488,030            0.4%
     American International Group, Inc....  58,620    3,570,544            0.4%
     Bank of America Corp................. 208,062    4,856,167            0.5%
     Citigroup, Inc....................... 101,555    6,003,932            0.6%
     Goldman Sachs Group, Inc. (The)......  21,387    4,786,411            0.5%
     JPMorgan Chase & Co.................. 109,749    9,548,163            1.0%
     Wells Fargo & Co..................... 105,256    5,666,983            0.6%
     Other Securities.....................          138,252,925           13.6%
                                                   ------------           -----
 Total Financials.........................          176,173,155           17.6%
                                                   ------------           -----
 Health Care -- (12.1%)
     AbbVie, Inc..........................  76,879    5,069,401            0.5%
     Aetna, Inc...........................  24,357    3,289,900            0.3%
     Allergan P.L.C.......................  13,856    3,378,924            0.4%
     Amgen, Inc...........................  22,426    3,662,614            0.4%
 *   Celgene Corp.........................  40,370    5,007,898            0.5%
     Gilead Sciences, Inc.................  52,121    3,572,895            0.4%
     Johnson & Johnson....................  87,201   10,766,707            1.1%
     Medtronic P.L.C......................  38,176    3,172,044            0.3%
     Pfizer, Inc.......................... 147,095    4,989,462            0.5%
     UnitedHealth Group, Inc..............  60,970   10,662,434            1.1%
     Other Securities.....................           75,309,744            7.4%
                                                   ------------           -----
 Total Health Care........................          128,882,023           12.9%
                                                   ------------           -----
 Industrials -- (12.0%)
     General Electric Co.................. 166,471    4,825,994            0.5%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                Percentage
                                                                      Shares       Value+     of Net Assets**
                                                                      ------       ------     ---------------
Industrials -- (Continued)
      Honeywell International, Inc..................................    27,883 $    3,656,577            0.4%
      United Technologies Corp......................................    32,457      3,862,058            0.4%
      Other Securities..............................................              115,399,936           11.5%
                                                                               --------------          ------
Total Industrials...................................................              127,744,565           12.8%
                                                                               --------------          ------
Information Technology -- (20.4%)
      Accenture P.L.C. Class A......................................    33,502      4,063,793            0.4%
*     Alphabet, Inc. Class A........................................     6,590      6,092,587            0.6%
*     Alphabet, Inc. Class C........................................     6,847      6,203,108            0.6%
      Apple, Inc....................................................   291,391     41,858,317            4.2%
      Cisco Systems, Inc............................................   188,759      6,431,019            0.7%
*     Facebook, Inc. Class A........................................    62,175      9,341,794            0.9%
      Intel Corp....................................................   144,256      5,214,854            0.5%
      International Business Machines Corp..........................    42,546      6,819,698            0.7%
      Mastercard, Inc. Class A......................................    51,791      6,024,329            0.6%
      Microsoft Corp................................................   293,979     20,125,802            2.0%
      Oracle Corp...................................................    96,312      4,330,188            0.4%
      QUALCOMM, Inc.................................................    63,266      3,399,915            0.4%
#     Visa, Inc. Class A............................................    86,523      7,892,628            0.8%
      Other Securities..............................................               88,317,443            8.9%
                                                                               --------------          ------
Total Information Technology........................................              216,115,475           21.7%
                                                                               --------------          ------
Materials -- (3.2%)
      Other Securities..............................................               34,443,643            3.5%
                                                                               --------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                4,144,048            0.4%
                                                                               --------------          ------
Telecommunication Services -- (2.5%)
      AT&T, Inc.....................................................   273,477     10,837,893            1.1%
      Verizon Communications, Inc...................................   224,546     10,308,907            1.0%
      Other Securities..............................................                5,750,843            0.6%
                                                                               --------------          ------
Total Telecommunication Services....................................               26,897,643            2.7%
                                                                               --------------          ------
Utilities -- (1.3%)
      Other Securities..............................................               13,839,808            1.4%
                                                                               --------------          ------
TOTAL COMMON STOCKS.................................................              994,161,562           99.6%
                                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                   13,130            0.0%
                                                                               --------------          ------
TOTAL INVESTMENT SECURITIES.........................................              994,174,692
                                                                               --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 4,373,094      4,373,094            0.4%
                                                                               --------------          ------

SECURITIES LENDING COLLATERAL -- (6.0%)
(S)@  DFA Short Term Investment Fund................................ 5,497,981     63,628,132            6.4%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $812,038,833).............................................             $1,062,175,918          106.4%
                                                                               ==============          ======

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                -----------------------------------------------
                                  Level 1      Level 2   Level 3     Total
                                ------------ ----------- ------- --------------
 Common Stocks
   Consumer Discretionary...... $172,589,792 $    14,546   --    $  172,604,338
   Consumer Staples............   68,206,663          --   --        68,206,663
   Energy......................   25,110,201          --   --        25,110,201
   Financials..................  176,173,155          --   --       176,173,155
   Health Care.................  128,882,023          --   --       128,882,023
   Industrials.................  127,744,565          --   --       127,744,565
   Information Technology......  216,115,475          --   --       216,115,475
   Materials...................   34,443,643          --   --        34,443,643
   Real Estate.................    4,144,048          --   --         4,144,048
   Telecommunication Services..   26,897,643          --   --        26,897,643
   Utilities...................   13,839,808          --   --        13,839,808
 Rights/Warrants...............           --      13,130   --            13,130
 Temporary Cash Investments....    4,373,094          --   --         4,373,094
 Securities Lending Collateral.           --  63,628,132   --        63,628,132
                                ------------ -----------   --    --------------
 TOTAL......................... $998,520,110 $63,655,808   --    $1,062,175,918
                                ============ ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2017
                                  (Unaudited)

                                                                 Percentage
                                           Shares    Value++   of Net Assets**
                                           ------    -------   ---------------
  COMMON STOCKS -- (91.8%)
  AUSTRALIA -- (4.9%)
      Commonwealth Bank of Australia......  53,862 $ 3,517,938            0.6%
  #   National Australia Bank, Ltd........  83,000   2,106,717            0.3%
  #   Westpac Banking Corp................  98,718   2,587,868            0.4%
      Other Securities....................          25,284,049            4.0%
                                                   -----------            ----
  TOTAL AUSTRALIA.........................          33,496,572            5.3%
                                                   -----------            ----
  AUSTRIA -- (0.5%)
      Other Securities....................           3,097,958            0.5%
                                                   -----------            ----
  BELGIUM -- (0.9%)
      Other Securities....................           6,493,304            1.0%
                                                   -----------            ----
  CANADA -- (7.1%)
  #   Bank of Montreal....................  24,263   1,718,077            0.3%
      Bank of Nova Scotia (The)...........  38,993   2,167,531            0.4%
      Royal Bank of Canada................  31,679   2,169,178            0.4%
      Toronto-Dominion Bank (The).........  32,240   1,516,996            0.3%
      Other Securities....................          41,211,129            6.3%
                                                   -----------            ----
  TOTAL CANADA............................          48,782,911            7.7%
                                                   -----------            ----
  CHINA -- (0.0%)
      Other Securities....................              16,520            0.0%
                                                   -----------            ----
  DENMARK -- (2.0%)
      Novo Nordisk A.S. Class B...........  70,271   2,736,132            0.4%
      Vestas Wind Systems A.S.............  25,183   2,166,910            0.3%
      Other Securities....................           8,969,227            1.5%
                                                   -----------            ----
  TOTAL DENMARK...........................          13,872,269            2.2%
                                                   -----------            ----
  FINLAND -- (1.5%)
      Other Securities....................           9,926,200            1.6%
                                                   -----------            ----
  FRANCE -- (8.1%)
  #   Airbus SE...........................  25,743   2,082,418            0.3%
      Atos SE.............................  11,487   1,504,627            0.2%
  #   AXA SA..............................  59,539   1,588,508            0.3%
      BNP Paribas SA......................  33,796   2,385,226            0.4%
  #   L'Oreal SA..........................  12,713   2,531,788            0.4%
      LVMH Moet Hennessy Louis Vuitton SE.  12,388   3,058,210            0.5%
      Orange SA........................... 100,180   1,550,520            0.3%
      Sanofi..............................  26,740   2,526,764            0.4%
      Societe Generale SA.................  28,210   1,546,829            0.3%
      Other Securities....................          36,633,312            5.6%
                                                   -----------            ----
  TOTAL FRANCE............................          55,408,202            8.7%
                                                   -----------            ----
  GERMANY -- (6.6%)
      Adidas AG...........................   7,418   1,487,224            0.2%
      Allianz SE..........................  13,274   2,527,072            0.4%
      BASF SE.............................  35,121   3,421,450            0.6%
      Bayerische Motoren Werke AG.........  16,210   1,548,732            0.3%
      Daimler AG..........................  40,980   3,053,595            0.5%
      Siemens AG..........................  11,673   1,674,409            0.3%
      Other Securities....................          31,268,940            4.8%
                                                   -----------            ----
  TOTAL GERMANY...........................          44,981,422            7.1%
                                                   -----------            ----

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  Percentage
                                           Shares    Value++    of Net Assets**
                                           ------    -------    ---------------
 HONG KONG -- (2.0%)
     AIA Group, Ltd....................... 269,800 $  1,867,403            0.3%
     Other Securities.....................           11,498,481            1.8%
                                                   ------------           -----
 TOTAL HONG KONG..........................           13,365,884            2.1%
                                                   ------------           -----
 IRELAND -- (0.5%)
     Other Securities.....................            3,391,997            0.5%
                                                   ------------           -----
 ISRAEL -- (0.4%)
     Other Securities.....................            3,024,138            0.5%
                                                   ------------           -----
 ITALY -- (2.8%)
     Assicurazioni Generali SpA........... 121,247    1,920,554            0.3%
     Other Securities.....................           17,496,848            2.7%
                                                   ------------           -----
 TOTAL ITALY..............................           19,417,402            3.0%
                                                   ------------           -----
 JAPAN -- (20.7%)
     KDDI Corp............................  82,300    2,182,106            0.4%
     Mitsubishi UFJ Financial Group, Inc.. 323,100    2,047,353            0.3%
     SoftBank Group Corp..................  32,984    2,501,955            0.4%
     Toyota Motor Corp....................  62,619    3,388,987            0.6%
     Toyota Motor Corp. Sponsored ADR.....  17,953    1,941,437            0.3%
     Other Securities.....................          129,747,791           20.3%
                                                   ------------           -----
 TOTAL JAPAN..............................          141,809,629           22.3%
                                                   ------------           -----
 NETHERLANDS -- (3.4%)
 #   Akzo Nobel NV........................  20,262    1,772,157            0.3%
 #   Unilever NV..........................  46,987    2,454,601            0.4%
     Other Securities.....................           19,053,035            3.0%
                                                   ------------           -----
 TOTAL NETHERLANDS........................           23,279,793            3.7%
                                                   ------------           -----
 NEW ZEALAND -- (0.4%)
     Other Securities.....................            2,488,639            0.4%
                                                   ------------           -----
 NORWAY -- (0.7%)
     Other Securities.....................            4,703,597            0.7%
                                                   ------------           -----
 PORTUGAL -- (0.2%)
     Other Securities.....................            1,329,572            0.2%
                                                   ------------           -----
 SINGAPORE -- (0.9%)
     Other Securities.....................            6,373,005            1.0%
                                                   ------------           -----
 SPAIN -- (2.5%)
     Banco Santander SA................... 336,897    2,195,534            0.3%
     Telefonica SA........................ 176,476    1,951,819            0.3%
     Other Securities.....................           13,297,959            2.1%
                                                   ------------           -----
 TOTAL SPAIN..............................           17,445,312            2.7%
                                                   ------------           -----
 SWEDEN -- (3.6%)
     Volvo AB Class B..................... 105,859    1,728,768            0.3%
     Other Securities.....................           22,874,252            3.6%
                                                   ------------           -----
 TOTAL SWEDEN.............................           24,603,020            3.9%
                                                   ------------           -----
 SWITZERLAND -- (7.1%)
 *   Actelion, Ltd........................   7,890    2,234,178            0.4%
     Adecco Group AG......................  21,826    1,621,711            0.3%
     Novartis AG Sponsored ADR............  31,612    2,435,072            0.4%
     Roche Holding AG.....................  31,477    8,236,407            1.3%
     Swiss Re AG..........................  18,528    1,611,552            0.3%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
SWITZERLAND -- (Continued)
      Other Securities.....................           $ 32,363,999            4.9%
                                                      ------------          ------
TOTAL SWITZERLAND..........................             48,502,919            7.6%
                                                      ------------          ------
UNITED KINGDOM -- (15.0%)
#     AstraZeneca P.L.C. Sponsored ADR.....    65,296    1,975,204            0.3%
      Compass Group P.L.C..................    98,656    1,991,947            0.3%
      Diageo P.L.C. Sponsored ADR..........    15,800    1,855,394            0.3%
      Experian P.L.C.......................    78,652    1,692,021            0.3%
      GlaxoSmithKline P.L.C. Sponsored ADR.    43,653    1,785,408            0.3%
      HSBC Holdings P.L.C. Sponsored ADR...    80,597    3,318,178            0.5%
      Legal & General Group P.L.C..........   476,445    1,518,465            0.2%
      Reckitt Benckiser Group P.L.C........    23,620    2,176,286            0.4%
      Unilever P.L.C. Sponsored ADR........    34,389    1,765,531            0.3%
      Other Securities.....................             84,370,357           13.2%
                                                      ------------          ------
TOTAL UNITED KINGDOM.......................            102,448,791           16.1%
                                                      ------------          ------
UNITED STATES -- (0.0%)
      Other Securities.....................                 58,286            0.0%
                                                      ------------          ------
TOTAL COMMON STOCKS........................            628,317,342           98.8%
                                                      ------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities.....................              1,967,616            0.3%
                                                      ------------          ------
UNITED KINGDOM -- (0.0%)
      Other Securities.....................                    381            0.0%
                                                      ------------          ------
TOTAL PREFERRED STOCKS.....................              1,967,997            0.3%
                                                      ------------          ------

RIGHTS/WARRANTS -- (0.0%)
UNITED KINGDOM -- (0.0%)
      Other Securities.....................                 32,389            0.0%
                                                      ------------          ------
TOTAL RIGHTS/WARRANTS......................                 32,389            0.0%
                                                      ------------          ------
TOTAL INVESTMENT SECURITIES................            630,317,728
                                                      ------------

                                                        Value+
                                                        ------
SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@  DFA Short Term Investment Fund....... 4,684,199   54,210,233            8.5%
                                                      ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $601,080,924)....................             $684,527,961          107.6%
                                                      ============          ======

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $   341,036 $ 33,155,536   --    $ 33,496,572
    Austria.....................          --    3,097,958   --       3,097,958
    Belgium.....................          --    6,493,304   --       6,493,304
    Canada......................  48,782,911           --   --      48,782,911
    China.......................          --       16,520   --          16,520
    Denmark.....................     567,242   13,305,027   --      13,872,269
    Finland.....................     117,505    9,808,695   --       9,926,200
    France......................     259,323   55,148,879   --      55,408,202
    Germany.....................   2,948,340   42,033,082   --      44,981,422
    Hong Kong...................      40,783   13,325,101   --      13,365,884
    Ireland.....................     466,930    2,925,067   --       3,391,997
    Israel......................     564,430    2,459,708   --       3,024,138
    Italy.......................      57,138   19,360,264   --      19,417,402
    Japan.......................   4,501,213  137,308,416   --     141,809,629
    Netherlands.................   5,016,844   18,262,949   --      23,279,793
    New Zealand.................      13,376    2,475,263   --       2,488,639
    Norway......................      36,336    4,667,261   --       4,703,597
    Portugal....................          --    1,329,572   --       1,329,572
    Singapore...................          --    6,373,005   --       6,373,005
    Spain.......................   1,634,609   15,810,703   --      17,445,312
    Sweden......................     436,842   24,166,178   --      24,603,020
    Switzerland.................   6,740,550   41,762,369   --      48,502,919
    United Kingdom..............  15,977,547   86,471,244   --     102,448,791
    United States...............          --       58,286   --          58,286
  Preferred Stocks
    Germany.....................          --    1,967,616   --       1,967,616
    United Kingdom..............          --          381   --             381
  Rights/Warrants
    United Kingdom..............          --       32,389   --          32,389
  Securities Lending Collateral.          --   54,210,233   --      54,210,233
                                 ----------- ------------   --    ------------
  TOTAL......................... $88,502,955 $596,025,006   --    $684,527,961
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2017
                                  (Unaudited)

                                                                       Percentage
                                                 Shares    Value++   of Net Assets**
                                                 ------    -------   ---------------
COMMON STOCKS -- (91.6%)
AUSTRALIA -- (5.7%)
#   Australia & New Zealand Banking Group, Ltd..  90,753 $ 2,221,541            0.4%
#   BHP Billiton, Ltd........................... 149,625   2,663,914            0.4%
    Commonwealth Bank of Australia..............  34,393   2,246,341            0.4%
    National Australia Bank, Ltd................  74,517   1,891,401            0.3%
#   Westpac Banking Corp........................  70,466   1,847,249            0.3%
    Other Securities............................          30,047,992            4.4%
                                                         -----------           -----
TOTAL AUSTRALIA.................................          40,918,438            6.2%
                                                         -----------           -----

AUSTRIA -- (0.7%)
    Other Securities............................           4,612,468            0.7%
                                                         -----------           -----

BELGIUM -- (1.2%)
    KBC Group NV................................  19,032   1,375,383            0.2%
    Other Securities............................           7,399,770            1.1%
                                                         -----------           -----
TOTAL BELGIUM...................................           8,775,153            1.3%
                                                         -----------           -----

CANADA -- (9.7%)
#   Bank of Montreal............................  22,524   1,594,938            0.3%
    Bank of Nova Scotia (The) (064149107).......  25,978   1,445,156            0.2%
    Bank of Nova Scotia (The) (2076281).........  25,800   1,434,163            0.2%
    Royal Bank of Canada........................  24,345   1,667,146            0.3%
    Suncor Energy, Inc..........................  60,353   1,892,670            0.3%
    Toronto-Dominion Bank (The).................  34,519   1,625,500            0.3%
    Other Securities............................          59,744,089            8.9%
                                                         -----------           -----
TOTAL CANADA....................................          69,403,662           10.5%
                                                         -----------           -----

CHINA -- (0.0%)
    Other Securities............................              54,240            0.0%
                                                         -----------           -----

DENMARK -- (1.4%)
    Other Securities............................           9,748,711            1.5%
                                                         -----------           -----

FINLAND -- (1.5%)
    Other Securities............................          10,895,557            1.7%
                                                         -----------           -----

FRANCE -- (6.9%)
    BNP Paribas SA..............................  32,547   2,297,076            0.4%
    Cie Generale des Etablissements Michelin....  12,704   1,661,696            0.3%
    LVMH Moet Hennessy Louis Vuitton SE.........   5,903   1,457,266            0.2%
    Orange SA................................... 100,822   1,560,456            0.2%
*   Peugeot SA..................................  61,422   1,287,749            0.2%
    Societe Generale SA.........................  24,377   1,336,656            0.2%
    Total SA....................................  63,967   3,283,631            0.5%
    Other Securities............................          36,421,276            5.5%
                                                         -----------           -----
TOTAL FRANCE....................................          49,305,806            7.5%
                                                         -----------           -----

GERMANY -- (5.9%)
    Allianz SE..................................  13,056   2,485,570            0.4%
    BASF SE.....................................  38,498   3,750,434            0.6%
    Deutsche Telekom AG......................... 181,353   3,181,076            0.5%
*   RWE AG......................................  80,100   1,326,715            0.2%
    Siemens AG..................................  10,343   1,483,630            0.2%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  Percentage
                                           Shares    Value++    of Net Assets**
                                           ------    -------    ---------------
GERMANY -- (Continued)
    Other Securities......................         $ 29,828,932            4.5%
                                                   ------------           -----
TOTAL GERMANY.............................           42,056,357            6.4%
                                                   ------------           -----

HONG KONG -- (2.7%)
    AIA Group, Ltd........................ 232,600    1,609,926            0.3%
    CK Hutchison Holdings, Ltd............ 103,808    1,296,280            0.2%
    Other Securities......................           16,545,195            2.5%
                                                   ------------           -----
TOTAL HONG KONG...........................           19,451,401            3.0%
                                                   ------------           -----

IRELAND -- (0.6%)
    CRH P.L.C. Sponsored ADR..............  42,454    1,541,929            0.2%
    Other Securities......................            2,923,904            0.5%
                                                   ------------           -----
TOTAL IRELAND.............................            4,465,833            0.7%
                                                   ------------           -----

ISRAEL -- (0.6%)
    Other Securities......................            4,101,142            0.6%
                                                   ------------           -----

ITALY -- (2.4%)
    Other Securities......................           17,170,935            2.6%
                                                   ------------           -----

JAPAN -- (21.2%)
    Honda Motor Co., Ltd..................  58,800    1,711,413            0.3%
    Mitsubishi UFJ Financial Group, Inc... 365,500    2,316,025            0.4%
    Sumitomo Mitsui Financial Group, Inc..  37,800    1,403,537            0.2%
    Other Securities......................          145,389,835           22.0%
                                                   ------------           -----
TOTAL JAPAN...............................          150,820,810           22.9%
                                                   ------------           -----

NETHERLANDS -- (2.4%)
#   Akzo Nobel NV.........................  20,088    1,756,939            0.3%
    ING Groep NV.......................... 106,806    1,740,887            0.3%
    Other Securities......................           13,934,859            2.0%
                                                   ------------           -----
TOTAL NETHERLANDS.........................           17,432,685            2.6%
                                                   ------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities......................            2,592,584            0.4%
                                                   ------------           -----

NORWAY -- (0.9%)
    Other Securities......................            6,177,774            0.9%
                                                   ------------           -----

PORTUGAL -- (0.3%)
    Other Securities......................            2,033,199            0.3%
                                                   ------------           -----

SINGAPORE -- (1.1%)
    Other Securities......................            7,695,017            1.2%
                                                   ------------           -----

SPAIN -- (2.8%)
    Banco Bilbao Vizcaya Argentaria SA.... 190,303    1,524,634            0.2%
    Banco Santander SA.................... 400,403    2,609,393            0.4%
    Other Securities......................           15,858,062            2.4%
                                                   ------------           -----
TOTAL SPAIN...............................           19,992,089            3.0%
                                                   ------------           -----

SWEDEN -- (2.6%)
    Other Securities......................           18,574,715            2.8%
                                                   ------------           -----

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                Percentage
                                        Shares     Value++    of Net Assets**
                                        ------     -------    ---------------
  SWITZERLAND -- (4.7%)
        ABB, Ltd......................    53,053 $  1,300,024            0.2%
  *     Syngenta AG...................     3,528    1,639,579            0.3%
        Other Securities..............             30,786,460            4.6%
                                                 ------------          ------
  TOTAL SWITZERLAND...................             33,726,063            5.1%
                                                 ------------          ------

  UNITED KINGDOM -- (15.9%)
        BHP Billiton P.L.C. ADR.......    48,655    1,495,168            0.2%
        BP P.L.C......................   249,628    1,429,023            0.2%
        BP P.L.C. Sponsored ADR.......    62,322    2,138,887            0.3%
  *     Glencore P.L.C................   362,503    1,424,687            0.2%
        HSBC Holdings P.L.C.
         Sponsored ADR................   107,520    4,426,598            0.7%
  #     Lloyds Banking Group P.L.C.
         ADR..........................   368,008    1,346,909            0.2%
  #     Prudential P.L.C. ADR.........    44,266    1,964,968            0.3%
        Rio Tinto P.L.C. Sponsored ADR    34,553    1,375,900            0.2%
        Rolls-Royce Holdings P.L.C....   124,927    1,313,171            0.2%
        Royal Dutch Shell P.L.C.
         Class A......................    60,127    1,561,412            0.2%
        Royal Dutch Shell P.L.C.
         Sponsored ADR, Class A.......    54,657    2,852,549            0.4%
  #     Royal Dutch Shell P.L.C.
         Sponsored ADR, Class B.......    42,847    2,318,880            0.4%
        Unilever P.L.C. Sponsored ADR.    33,461    1,717,888            0.3%
        Vodafone Group P.L.C..........   941,613    2,425,255            0.4%
        Other Securities..............             85,586,231           13.0%
                                                 ------------          ------
  TOTAL UNITED KINGDOM................            113,377,526           17.2%
                                                 ------------          ------

  UNITED STATES -- (0.0%)
        Other Securities..............                 49,146            0.0%
                                                 ------------          ------
  TOTAL COMMON STOCKS.................            653,431,311           99.1%
                                                 ------------          ------

  PREFERRED STOCKS -- (0.2%)
  GERMANY -- (0.2%)
        Other Securities..............                985,211            0.2%
                                                 ------------          ------

  UNITED KINGDOM -- (0.0%)
        Other Securities..............                    512            0.0%
                                                 ------------          ------
  TOTAL PREFERRED STOCKS..............                985,723            0.2%
                                                 ------------          ------

  RIGHTS/WARRANTS -- (0.0%)
  ITALY -- (0.0%)
        Other Securities..............                    918            0.0%
                                                 ------------          ------

  UNITED KINGDOM -- (0.0%)
        Other Securities..............                 62,963            0.0%
                                                 ------------          ------
  TOTAL RIGHTS/WARRANTS...............                 63,881            0.0%
                                                 ------------          ------
  TOTAL INVESTMENT SECURITIES.........            654,480,915
                                                 ------------

                                                   Value+
                                                   ------

  SECURITIES LENDING COLLATERAL --
   (8.2%)
  (S)@  DFA Short Term Investment Fund 5,080,456   58,796,119            8.9%
                                                 ------------          ------
  TOTAL INVESTMENTS -- (100.0%)
   (Cost $661,635,184)...............            $713,277,034          108.2%
                                                 ============          ======

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            Investments in Securities (Market Value)
                                         ----------------------------------------------
                                           Level 1      Level 2    Level 3    Total
                                         ------------ ------------ ------- ------------
Common Stocks
 Australia.............................. $     46,793 $ 40,871,645   --    $ 40,918,438
 Austria................................           --    4,612,468   --       4,612,468
 Belgium................................       26,058    8,749,095   --       8,775,153
 Canada.................................   69,403,662           --   --      69,403,662
 China..................................           --       54,240   --          54,240
 Denmark................................           --    9,748,711   --       9,748,711
 Finland................................           --   10,895,557   --      10,895,557
 France.................................      165,244   49,140,562   --      49,305,806
 Germany................................      789,087   41,267,270   --      42,056,357
 Hong Kong..............................           --   19,451,401   --      19,451,401
 Ireland................................    1,541,929    2,923,904   --       4,465,833
 Israel.................................      184,607    3,916,535   --       4,101,142
 Italy..................................      140,418   17,030,517   --      17,170,935
 Japan..................................       17,864  150,802,946   --     150,820,810
 Netherlands............................    1,526,029   15,906,656   --      17,432,685
 New Zealand............................           --    2,592,584   --       2,592,584
 Norway.................................       56,804    6,120,970   --       6,177,774
 Portugal...............................           --    2,033,199   --       2,033,199
 Singapore..............................           --    7,695,017   --       7,695,017
 Spain..................................       44,093   19,947,996   --      19,992,089
 Sweden.................................           --   18,574,715   --      18,574,715
 Switzerland............................    3,590,728   30,135,335   --      33,726,063
 United Kingdom.........................   23,720,096   89,657,430   --     113,377,526
 United States..........................           --       49,146   --          49,146
Preferred Stocks
 Germany................................           --      985,211   --         985,211
 United Kingdom.........................           --          512   --             512
Rights/Warrants
 Italy..................................           --          918   --             918
 United Kingdom.........................           --       62,963   --          62,963
Securities Lending Collateral...........           --   58,796,119   --      58,796,119
                                         ------------ ------------   --    ------------
TOTAL................................... $101,253,412 $612,023,622   --    $713,277,034
                                         ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2017
                                  (Unaudited)

                                                                                     Percentage
                                                             Shares     Value++    of Net Assets**
                                                             ------     -------    ---------------
COMMON STOCKS -- (93.7%)
BRAZIL -- (5.3%)
    Other Securities......................................            $ 67,766,820            5.4%
                                                                      ------------           -----

CHILE -- (1.6%)
    Other Securities......................................              20,219,756            1.6%
                                                                      ------------           -----

CHINA -- (15.7%)
*   Alibaba Group Holding, Ltd. Sponsored ADR.............     66,000    7,623,000            0.6%
    Bank of China, Ltd. Class H...........................  9,653,356    4,669,450            0.4%
    China Construction Bank Corp. Class H................. 16,184,990   13,136,762            1.1%
    China Mobile, Ltd.....................................    422,000    4,492,873            0.4%
    China Mobile, Ltd. Sponsored ADR......................    155,765    8,305,390            0.7%
    CNOOC, Ltd. Sponsored ADR.............................     26,345    3,059,972            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H...  9,035,017    5,889,617            0.5%
    NetEase, Inc. ADR.....................................     12,473    3,310,209            0.3%
    Ping An Insurance Group Co. of China, Ltd. Class H....  1,144,000    6,431,857            0.5%
    Tencent Holdings, Ltd.................................    675,400   21,162,524            1.7%
    Other Securities......................................             124,413,964            9.7%
                                                                      ------------           -----
TOTAL CHINA...............................................             202,495,618           16.2%
                                                                      ------------           -----

COLOMBIA -- (0.4%)
    Other Securities......................................               5,721,049            0.5%
                                                                      ------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities......................................               2,167,333            0.2%
                                                                      ------------           -----

EGYPT -- (0.1%)
    Other Securities......................................               1,145,907            0.1%
                                                                      ------------           -----

GREECE -- (0.2%)
    Other Securities......................................               2,966,749            0.2%
                                                                      ------------           -----

HONG KONG -- (0.0%)
    Other Securities......................................                  20,277            0.0%
                                                                      ------------           -----

HUNGARY -- (0.3%)
    Other Securities......................................               4,342,386            0.4%
                                                                      ------------           -----

INDIA -- (11.7%)
    Axis Bank, Ltd........................................    358,285    2,833,405            0.2%
    HDFC Bank, Ltd........................................    193,056    4,628,527            0.4%
    Housing Development Finance Corp., Ltd................    212,956    5,083,823            0.4%
    Infosys, Ltd..........................................    510,418    7,309,542            0.6%
    Tata Consultancy Services, Ltd........................    124,119    4,386,145            0.4%
    Other Securities......................................             126,631,241           10.1%
                                                                      ------------           -----
TOTAL INDIA...............................................             150,872,683           12.1%
                                                                      ------------           -----

INDONESIA -- (3.1%)
    Bank Central Asia Tbk PT..............................  3,212,400    4,272,302            0.4%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR.     88,398    2,895,034            0.2%
    Other Securities......................................              33,116,101            2.6%
                                                                      ------------           -----
TOTAL INDONESIA...........................................              40,283,437            3.2%
                                                                      ------------           -----

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                              Shares     Value++    of Net Assets**
                                              ------     -------    ---------------
MALAYSIA -- (3.1%)
    Public Bank Bhd.........................   624,370 $  2,869,404            0.2%
    Other Securities........................             37,410,083            3.0%
                                                       ------------           -----
TOTAL MALAYSIA..............................             40,279,487            3.2%
                                                       ------------           -----

MEXICO -- (4.7%)
    America Movil S.A.B. de C.V. Series L... 4,985,903    3,832,407            0.3%
#*  Cemex S.A.B. de C.V..................... 3,004,083    2,765,475            0.2%
    Fomento Economico Mexicano S.A.B. de
     C.V. Sponsored ADR.....................    32,246    2,903,430            0.2%
    Grupo Financiero Banorte S.A.B. de C.V.
     Class O................................   571,535    3,298,313            0.3%
    Grupo Mexico S.A.B. de C.V. Series B.... 1,442,882    4,216,302            0.3%
#   Grupo Televisa S.A.B. Series CPO........   580,492    2,816,852            0.2%
    Other Securities........................             40,654,703            3.3%
                                                       ------------           -----
TOTAL MEXICO................................             60,487,482            4.8%
                                                       ------------           -----

PERU -- (0.2%)
    Other Securities........................              2,758,866            0.2%
                                                       ------------           -----

PHILIPPINES -- (1.4%)
    Other Securities........................             18,466,674            1.5%
                                                       ------------           -----

POLAND -- (2.0%)
#   Polski Koncern Naftowy Orlen SA.........   145,677    4,353,642            0.4%
    Other Securities........................             21,686,656            1.7%
                                                       ------------           -----
TOTAL POLAND................................             26,040,298            2.1%
                                                       ------------           -----

RUSSIA -- (1.3%)
    Gazprom PJSC Sponsored ADR..............   645,808    3,066,005            0.3%
    Other Securities........................             13,535,535            1.0%
                                                       ------------           -----
TOTAL RUSSIA................................             16,601,540            1.3%
                                                       ------------           -----

SOUTH AFRICA -- (7.3%)
    AngloGold Ashanti, Ltd. Sponsored ADR...   320,438    3,662,606            0.3%
    FirstRand, Ltd.......................... 1,222,235    4,559,937            0.4%
    Naspers, Ltd. Class N...................    30,058    5,715,573            0.5%
    Sanlam, Ltd.............................   656,368    3,485,632            0.3%
#   Sasol, Ltd. Sponsored ADR...............   164,073    5,007,508            0.4%
    Shoprite Holdings, Ltd..................   182,449    2,862,276            0.2%
    Standard Bank Group, Ltd................   467,367    5,189,916            0.4%
    Steinhoff International Holdings NV.....   643,070    3,271,358            0.3%
    Other Securities........................             59,693,410            4.7%
                                                       ------------           -----
TOTAL SOUTH AFRICA..........................             93,448,216            7.5%
                                                       ------------           -----

SOUTH KOREA -- (15.4%)
    Hyundai Mobis Co., Ltd..................    13,330    2,599,624            0.2%
    LG Chem, Ltd............................    12,983    3,122,777            0.3%
    NAVER Corp..............................     5,308    3,730,589            0.3%
    Samsung Electronics Co., Ltd............    16,836   33,005,750            2.7%
    Samsung Electronics Co., Ltd. GDR.......    16,921   16,603,651            1.4%
    SK Holdings Co., Ltd....................    15,617    3,326,451            0.3%
    SK Hynix, Inc...........................   189,009    8,953,992            0.7%
    Other Securities........................            126,879,456           10.0%
                                                       ------------           -----
TOTAL SOUTH KOREA...........................            198,222,290           15.9%
                                                       ------------           -----

TAIWAN -- (15.4%)
    Catcher Technology Co., Ltd.............   270,509    2,777,952            0.2%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          Percentage
                                                Shares      Value++     of Net Assets**
                                                ------      -------     ---------------
TAIWAN -- (Continued)
     Hon Hai Precision Industry Co., Ltd...... 3,607,499 $   11,807,926            1.0%
     Largan Precision Co., Ltd................    16,306      2,707,929            0.2%
     Taiwan Semiconductor Manufacturing Co.,
      Ltd..................................... 2,248,214     14,482,758            1.2%
     Taiwan Semiconductor Manufacturing Co.,
      Ltd. Sponsored ADR......................   498,924     16,499,417            1.3%
     Uni-President Enterprises Corp........... 1,398,577      2,581,765            0.2%
     Other Securities.........................              147,466,227           11.8%
                                                         --------------           -----
TOTAL TAIWAN..................................              198,323,974           15.9%
                                                         --------------           -----

THAILAND -- (2.8%)
     PTT PCL..................................   366,900      4,126,167            0.4%
     Other Securities.........................               32,440,817            2.5%
                                                         --------------           -----
TOTAL THAILAND................................               36,566,984            2.9%
                                                         --------------           -----

TURKEY -- (1.5%)
     Other Securities.........................               19,657,583            1.6%
                                                         --------------           -----
TOTAL COMMON STOCKS...........................            1,208,855,409           96.8%
                                                         --------------           -----

PREFERRED STOCKS -- (2.8%)
BRAZIL -- (2.6%)
     Banco Bradesco SA........................   609,996      6,420,808            0.5%
     Itau Unibanco Holding SA.................   805,367      9,961,629            0.8%
     Other Securities.........................               17,424,777            1.4%
                                                         --------------           -----
TOTAL BRAZIL..................................               33,807,214            2.7%
                                                         --------------           -----

CHILE -- (0.1%)
     Other Securities.........................                  327,585            0.0%
                                                         --------------           -----

COLOMBIA -- (0.1%)
     Other Securities.........................                1,213,510            0.1%
                                                         --------------           -----

INDIA -- (0.0%)
     Other Securities.........................                   90,120            0.0%
                                                         --------------           -----
TOTAL PREFERRED STOCKS........................               35,438,429            2.8%
                                                         --------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
     Other Securities.........................                      144            0.0%
                                                         --------------           -----

MALAYSIA -- (0.0%)
     Other Securities.........................                   30,908            0.0%
                                                         --------------           -----

PHILIPPINES -- (0.0%)
     Other Securities.........................                    2,799            0.0%
                                                         --------------           -----

SOUTH KOREA -- (0.0%)
     Other Securities.........................                    2,942            0.0%
                                                         --------------           -----

TAIWAN -- (0.0%)
     Other Securities.........................                   14,007            0.0%
                                                         --------------           -----

THAILAND -- (0.0%)
     Other Securities.........................                    8,308            0.0%
                                                         --------------           -----
TOTAL RIGHTS/WARRANTS.........................                   59,108            0.0%
                                                         --------------           -----
TOTAL INVESTMENT SECURITIES...................            1,244,352,946
                                                         --------------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares       Value+     of Net Assets**
                                          ------       ------     ---------------
 SECURITIES LENDING COLLATERAL -- (3.5%)
 (S)@   DFA Short Term Investment Fund.. 3,930,907 $   45,492,382            3.6%
                                                   --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,093,712,255)..............             $1,289,845,328          103.2%
                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             Investments in Securities (Market Value)
                                         ------------------------------------------------
                                           Level 1      Level 2    Level 3     Total
                                         ------------ ------------ ------- --------------
Common Stocks
 Brazil................................. $ 67,766,820           --   --    $   67,766,820
 Chile..................................    7,572,409 $ 12,647,347   --        20,219,756
 China..................................   35,771,294  166,724,324   --       202,495,618
 Colombia...............................    5,721,049           --   --         5,721,049
 Czech Republic.........................           --    2,167,333   --         2,167,333
 Egypt..................................           --    1,145,907   --         1,145,907
 Greece.................................           --    2,966,749   --         2,966,749
 Hong Kong..............................           --       20,277   --            20,277
 Hungary................................           --    4,342,386   --         4,342,386
 India..................................    2,671,565  148,201,118   --       150,872,683
 Indonesia..............................    2,965,352   37,318,085   --        40,283,437
 Malaysia...............................           --   40,279,487   --        40,279,487
 Mexico.................................   60,487,482           --   --        60,487,482
 Peru...................................    2,758,866           --   --         2,758,866
 Philippines............................      402,825   18,063,849   --        18,466,674
 Poland.................................           --   26,040,298   --        26,040,298
 Russia.................................    2,019,596   14,581,944   --        16,601,540
 South Africa...........................   11,151,251   82,296,965   --        93,448,216
 South Korea............................    6,749,455  191,472,835   --       198,222,290
 Taiwan.................................   19,599,715  178,724,259   --       198,323,974
 Thailand...............................   36,542,079       24,905   --        36,566,984
 Turkey.................................      216,545   19,441,038   --        19,657,583
Preferred Stocks
 Brazil.................................   33,807,214           --   --        33,807,214
 Chile..................................           --      327,585   --           327,585
 Colombia...............................    1,213,510           --   --         1,213,510
 India..................................        7,728       82,392   --            90,120
Rights/Warrants
 Brazil.................................           --          144   --               144
 Malaysia...............................           --       30,908   --            30,908
 Philippines............................           --        2,799   --             2,799
 South Korea............................           --        2,942   --             2,942
 Taiwan.................................           --       14,007   --            14,007
 Thailand...............................           --        8,308   --             8,308
Securities Lending Collateral...........           --   45,492,382   --        45,492,382
                                         ------------ ------------   --    --------------
TOTAL................................... $297,424,755 $992,420,573   --    $1,289,845,328
                                         ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       DFA SOCIAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2017
                                  (Unaudited)

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
AGENCY OBLIGATIONS -- (12.7%)
Federal Home Loan Bank
    1.875%, 03/13/20............................. $  440 $   443,689
    4.125%, 03/13/20.............................    500     535,755
    1.875%, 11/29/21.............................  1,700   1,701,850
    2.625%, 12/10/21.............................  1,500   1,547,860
    5.375%, 08/15/24.............................    800     962,570
    5.750%, 06/12/26.............................    200     248,931
Federal Home Loan Mortgage Corp.
    1.000%, 07/28/17.............................    100     100,027
Federal National Mortgage Association
    1.875%, 09/18/18.............................    220     221,954
    2.000%, 01/05/22.............................  2,000   2,007,898
    2.625%, 09/06/24.............................    500     512,808
    6.250%, 05/15/29.............................    180     243,916
    6.625%, 11/15/30.............................    200     285,195
Tennessee Valley Authority
    2.875%, 09/15/24.............................    750     775,011
    2.875%, 02/01/27.............................  2,000   2,031,846
    7.125%, 05/01/30.............................    500     724,278
                                                         -----------
TOTAL AGENCY OBLIGATIONS.........................         12,343,588
                                                         -----------

BONDS -- (56.0%)
21st Century Fox America, Inc.
    3.000%, 09/15/22.............................    180     182,379
    3.700%, 09/15/24.............................    200     205,939
3M Co.
    1.625%, 06/15/19.............................    375     376,088
ABB Finance USA, Inc.
    2.875%, 05/08/22.............................    100     101,816
Abbott Laboratories
    3.250%, 04/15/23.............................     50      50,384
Adobe Systems, Inc.
    3.250%, 02/01/25.............................    160     163,365
Advance Auto Parts, Inc.
    4.500%, 12/01/23.............................    200     212,581
Aetna, Inc.
    2.200%, 03/15/19.............................    200     201,175
    3.500%, 11/15/24.............................     50      51,643
Aflac, Inc.
    3.625%, 11/15/24.............................    250     259,507
    3.250%, 03/17/25.............................     50      50,632
Ahold Finance USA LLC
    6.875%, 05/01/29.............................     40      50,543
Allstate Corp. (The)
    3.150%, 06/15/23.............................    500     512,911
Alphabet, Inc.
    3.375%, 02/25/24.............................    200     210,063
    1.998%, 08/15/26.............................    200     186,874
Amazon.com, Inc.
    2.600%, 12/05/19.............................    100     101,990
American International Group, Inc.
    4.125%, 02/15/24.............................     50      52,098
    3.750%, 07/10/25.............................    150     151,581

                                                   Face
                                                  Amount  Value+
                                                  ------  ------
                                                  (000)
Ameriprise Financial, Inc.
    4.000%, 10/15/23.............................   $ 30 $ 31,914
    3.700%, 10/15/24.............................    400  415,478
Amgen, Inc.
    3.125%, 05/01/25.............................    200  198,730
Analog Devices, Inc.
    3.900%, 12/15/25.............................     33   34,137
Anthem, Inc.
    3.500%, 08/15/24.............................    150  151,770
Aon P.L.C.
    3.500%, 06/14/24.............................    275  277,622
Apple, Inc.
    3.250%, 02/23/26.............................    250  255,294
    3.350%, 02/09/27.............................    800  817,451
Applied Materials, Inc.
    3.300%, 04/01/27.............................    300  305,001
Asian Development Bank
    2.000%, 01/22/25.............................    150  146,432
AT&T, Inc.
    3.875%, 08/15/21.............................    150  156,680
    3.000%, 02/15/22.............................     50   50,266
    3.950%, 01/15/25.............................    350  354,423
Autodesk, Inc.
    3.600%, 12/15/22.............................     40   40,948
    4.375%, 06/15/25.............................    150  157,905
Automatic Data Processing, Inc.
    3.375%, 09/15/25.............................    100  104,207
AutoZone, Inc.
    2.500%, 04/15/21.............................     70   69,962
    3.125%, 04/21/26.............................    200  193,045
Avnet, Inc.
    4.625%, 04/15/26.............................    250  254,384
Bank Nederlandse Gemeenten NV
    1.375%, 03/19/18.............................     50   50,005
Bank of America Corp.
    3.300%, 01/11/23.............................    150  152,510
    4.000%, 04/01/24.............................    250  260,074
Bank of Montreal
    2.375%, 01/25/19.............................    100  100,919
Bank of New York Mellon Corp. (The)
    3.650%, 02/04/24.............................    300  314,463
Barclays P.L.C.
    4.375%, 01/12/26.............................    200  205,344
Bed Bath & Beyond, Inc.
    3.749%, 08/01/24.............................    275  275,844
Bemis Co., Inc.
    4.500%, 10/15/21.............................    100  106,900
Berkshire Hathaway Finance Corp.
    1.300%, 05/15/18.............................    500  499,343
Berkshire Hathaway, Inc.
    3.125%, 03/15/26.............................    407  410,467
BHP Billiton Finance USA, Ltd.
    3.850%, 09/30/23.............................    400  427,615
BlackRock, Inc.
    3.375%, 06/01/22.............................    100  104,351

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
BMW U.S. Capital LLC
##  2.800%, 04/11/26............................. $   75 $   72,754
Boston Scientific Corp.
    6.000%, 01/15/20.............................     55     60,231
    2.850%, 05/15/20.............................    300    304,306
BP Capital Markets P.L.C.
    3.245%, 05/06/22.............................    300    309,350
    3.535%, 11/04/24.............................     50     50,993
BPCE SA
    4.000%, 04/15/24.............................    500    523,440
British Columbia, Province of Canada
    6.500%, 01/15/26.............................    200    254,372
Brown & Brown, Inc.
    4.200%, 09/15/24.............................     40     41,699
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25.............................     75     75,564
CA, Inc.
    4.500%, 08/15/23.............................    100    105,590
Canadian Pacific Railway Co.
    2.900%, 02/01/25.............................     50     49,354
Capital One Financial Corp.
    3.750%, 04/24/24.............................     50     50,843
Cardinal Health, Inc.
    4.625%, 12/15/20.............................     75     80,555
CBS Corp.
#   3.500%, 01/15/25.............................    250    251,640
CenterPoint Energy Resources Corp.
    4.500%, 01/15/21.............................     25     26,384
Chevron Corp.
    2.419%, 11/17/20.............................     50     50,560
    2.355%, 12/05/22.............................    500    496,722
Chubb INA Holdings, Inc.
    3.350%, 05/15/24.............................     50     51,388
Cigna Corp.
    3.250%, 04/15/25.............................    250    249,450
Cisco Systems, Inc.
    1.650%, 06/15/18.............................    500    501,455
    2.200%, 02/28/21.............................     50     50,271
Citigroup, Inc.
    3.875%, 10/25/23.............................    180    187,985
CME Group, Inc.
    3.000%, 03/15/25.............................     85     85,700
CMS Energy Corp.
    3.875%, 03/01/24.............................    175    181,724
CNA Financial Corp.
    3.950%, 05/15/24.............................    300    310,781
    4.500%, 03/01/26.............................     30     32,037
Coach, Inc.
#   4.250%, 04/01/25.............................    300    305,462
Coca-Cola Co. (The)
    3.150%, 11/15/20.............................     48     50,240
    3.200%, 11/01/23.............................  1,000  1,037,852
Colgate-Palmolive Co.
    3.250%, 03/15/24.............................    100    104,197
Comerica, Inc.
    2.125%, 05/23/19.............................     75     74,950

                                                   Face
                                                  Amount  Value+
                                                  ------  ------
                                                  (000)
Commonwealth Bank of Australia
    2.400%, 11/02/20.............................   $250 $250,442
ConocoPhillips Co.
    3.350%, 11/15/24.............................    300  304,405
Cooperatieve Rabobank UA
    3.875%, 02/08/22.............................     50   53,149
CR Bard, Inc.
    3.000%, 05/15/26.............................    200  197,531
Credit Suisse New York
    3.625%, 09/09/24.............................    500  513,041
CSX Corp.
    3.700%, 10/30/20.............................     70   73,287
CVS Health Corp.
    2.750%, 12/01/22.............................    200  200,182
    3.875%, 07/20/25.............................     67   69,666
Deere & Co.
    5.375%, 10/16/29.............................     80   96,981
Deutsche Bank AG
    3.700%, 05/30/24.............................     30   29,535
    4.100%, 01/13/26.............................    200  201,678
Discovery Communications LLC
    3.250%, 04/01/23.............................     75   74,122
Dollar General Corp.
    3.250%, 04/15/23.............................    100  101,226
Dominion Gas Holdings LLC
    2.800%, 11/15/20.............................    250  253,397
Dominion Resources, Inc.
    3.625%, 12/01/24.............................    100  101,873
Dow Chemical Co. (The)
    4.250%, 11/15/20.............................    150  159,131
    3.000%, 11/15/22.............................     30   30,413
    3.500%, 10/01/24.............................    200  205,206
Dr Pepper Snapple Group, Inc.
    3.400%, 11/15/25.............................    250  252,714
Duke Energy Corp.
    3.750%, 04/15/24.............................    275  285,959
Eaton Corp.
    2.750%, 11/02/22.............................    207  208,115
eBay, Inc.
    2.600%, 07/15/22.............................    175  173,680
Electricite de France SA
##  2.350%, 10/13/20.............................     30   30,103
Electronic Arts, Inc.
    4.800%, 03/01/26.............................     50   54,664
Emerson Electric Co.
    2.625%, 12/01/21.............................    500  508,030
Enterprise Products Operating LLC
    3.900%, 02/15/24.............................    200  206,841
EOG Resources, Inc.
    5.875%, 09/15/17.............................    100  101,553
    4.150%, 01/15/26.............................    100  105,439
ERAC USA Finance LLC
##  3.850%, 11/15/24.............................    200  205,068
Eversource Energy
    2.500%, 03/15/21.............................    100   99,764

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount  Value+
                                                  ------  ------
                                                  (000)
Exelon Corp.
    2.850%, 06/15/20.............................   $150 $152,641
    2.450%, 04/15/21.............................     75   74,577
    3.400%, 04/15/26.............................    200  198,712
Express Scripts Holding Co.
    3.900%, 02/15/22.............................     75   78,107
    3.500%, 06/15/24.............................    250  247,789
Exxon Mobil Corp.
    2.222%, 03/01/21.............................    550  553,746
FedEx Corp.
    2.625%, 08/01/22.............................    100  100,694
Fidelity National Information Services, Inc.
    5.000%, 10/15/25.............................    225  248,225
Ford Motor Credit Co. LLC
    3.200%, 01/15/21.............................    200  202,464
    4.375%, 08/06/23.............................    200  209,932
GATX Corp.
    3.250%, 09/15/26.............................    100   96,049
General Mills, Inc.
    3.150%, 12/15/21.............................    200  206,597
General Motors Financial Co., Inc.
    5.250%, 03/01/26.............................    250  269,549
Georgia-Pacific LLC
    7.750%, 11/15/29.............................     40   55,717
Gilead Sciences, Inc.
    4.500%, 04/01/21.............................     30   32,370
    4.400%, 12/01/21.............................    450  485,958
Goldcorp, Inc.
    3.625%, 06/09/21.............................    190  196,398
Goldman Sachs Group, Inc. (The)
#   3.750%, 02/25/26.............................    500  507,965
Halliburton Co.
    3.500%, 08/01/23.............................    200  205,274
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................    100   99,731
Hasbro, Inc.
    3.150%, 05/15/21.............................     97   99,116
Home Depot, Inc. (The)
    2.000%, 04/01/21.............................    100   99,696
    2.700%, 04/01/23.............................     75   76,423
HSBC Holdings P.L.C.
    4.000%, 03/30/22.............................    350  368,990
Humana, Inc.
    3.150%, 12/01/22.............................    400  404,497
Huntington Bancshares, Inc.
    3.150%, 03/14/21.............................     75   76,649
    2.300%, 01/14/22.............................    300  294,436
Hyatt Hotels Corp.
    3.375%, 07/15/23.............................    100  101,732
Illinois Tool Works, Inc.
    3.500%, 03/01/24.............................    100  104,885
ING Bank NV
##  2.050%, 08/15/21.............................    350  343,393
Intel Corp.
    2.450%, 07/29/20.............................     30   30,611

                                                   Face
                                                  Amount  Value+
                                                  ------  ------
                                                  (000)
Inter-American Development Bank
    3.000%, 02/21/24.............................   $250 $261,000
Intercontinental Exchange, Inc.
    3.750%, 12/01/25.............................    250  260,600
International Business Machines Corp.
    1.875%, 05/15/19.............................    100  100,578
    3.300%, 01/27/27.............................    750  760,201
International Paper Co.
    3.800%, 01/15/26.............................     75   77,115
ITC Holdings Corp.
    3.650%, 06/15/24.............................    200  202,625
Janus Capital Group, Inc.
    4.875%, 08/01/25.............................    350  375,583
JM Smucker Co. (The)
    3.500%, 03/15/25.............................     70   71,687
JPMorgan Chase & Co.
    3.250%, 09/23/22.............................    150  153,710
    3.900%, 07/15/25.............................     30   31,199
Kellogg Co.
    2.750%, 03/01/23.............................     75   74,451
    3.250%, 04/01/26.............................    200  197,875
KeyCorp
    5.100%, 03/24/21.............................    174  190,556
Kimberly-Clark Corp.
    2.400%, 06/01/23.............................     50   49,368
Kohl's Corp.
    4.750%, 12/15/23.............................    243  249,458
    4.250%, 07/17/25.............................     37   36,152
Kommunalbanken A.S.
    1.750%, 05/28/19.............................    100  100,216
Kraft Heinz Foods Co.
    3.500%, 06/06/22.............................    200  206,724
Kroger Co. (The)
    7.500%, 04/01/31.............................    250  337,706
Legg Mason, Inc.
    4.750%, 03/15/26.............................     30   31,753
Lincoln National Corp.
    3.350%, 03/09/25.............................     75   75,070
Lloyds Banking Group P.L.C.
    3.750%, 01/11/27.............................    250  249,329
Loews Corp.
    2.625%, 05/15/23.............................     50   49,501
Lowe's Cos., Inc.
    3.875%, 09/15/23.............................     50   53,620
    3.375%, 09/15/25.............................    125  128,258
LyondellBasell Industries NV
    6.000%, 11/15/21.............................    200  227,055
Macquarie Bank, Ltd.
##  3.900%, 01/15/26.............................    250  259,965
Macy's Retail Holdings, Inc.
    3.450%, 01/15/21.............................     30   30,290
#   2.875%, 02/15/23.............................    200  187,522
Manitoba, Province of Canada
    1.750%, 05/30/19.............................    100  100,247
Marathon Petroleum Corp.
    3.625%, 09/15/24.............................    100   99,633

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Markel Corp.
    5.350%, 06/01/21............................. $   30 $   33,040
Marriott International, Inc.
    2.875%, 03/01/21.............................    200    202,835
McDonald's Corp.
    2.750%, 12/09/20.............................     30     30,543
    3.700%, 01/30/26.............................    150    155,042
McKesson Corp.
    3.796%, 03/15/24.............................     75     77,966
Mead Johnson Nutrition Co.
    4.125%, 11/15/25.............................     48     50,732
Medtronic, Inc.
    3.125%, 03/15/22.............................     50     51,617
MetLife, Inc.
    3.600%, 04/10/24.............................     50     52,111
Microsoft Corp.
    2.400%, 08/08/26.............................    800    766,412
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21.............................    200    199,749
Monsanto Co.
    3.375%, 07/15/24.............................    200    200,344
Morgan Stanley
    5.500%, 07/28/21.............................    100    111,343
    3.875%, 04/29/24.............................    350    361,781
Mosaic Co. (The)
    4.250%, 11/15/23.............................     50     52,334
Nasdaq, Inc.
    4.250%, 06/01/24.............................     75     78,379
National Australia Bank, Ltd.
    1.875%, 07/12/21.............................    500    488,905
Nationwide Building Society
##  3.900%, 07/21/25.............................    200    209,520
NetApp, Inc.
    2.000%, 12/15/17.............................     30     30,066
Noble Energy, Inc.
    4.150%, 12/15/21.............................    200    211,395
Nordstrom, Inc.
    4.000%, 03/15/27.............................    200    201,014
NRW Bank
    1.875%, 07/01/19.............................    100    100,234
Nucor Corp.
    4.000%, 08/01/23.............................     20     21,183
Omnicom Group, Inc.
    3.650%, 11/01/24.............................    100    102,296
Oracle Corp.
    1.200%, 10/15/17.............................     30     29,998
    2.950%, 05/15/25.............................  1,400  1,396,766
Packaging Corp. of America
    4.500%, 11/01/23.............................    200    214,893
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.050%, 01/09/20.............................     51     51,885
PepsiCo, Inc.
    2.750%, 03/05/22.............................    100    102,349
Phillips 66
    4.300%, 04/01/22.............................    200    215,824

                                                   Face
                                                  Amount  Value+
                                                  ------  ------
                                                  (000)
Phillips 66 Partners L.P.
    3.550%, 10/01/26.............................   $200 $194,159
Pitney Bowes, Inc.
    4.625%, 03/15/24.............................    300  301,519
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    4.500%, 12/15/26.............................    150  155,486
PNC Bank NA
    2.250%, 07/02/19.............................    400  402,846
    3.250%, 06/01/25.............................    250  253,892
Potash Corp. of Saskatchewan, Inc.
    3.625%, 03/15/24.............................    300  302,837
Praxair, Inc.
    2.200%, 08/15/22.............................     50   49,390
Precision Castparts Corp.
    1.250%, 01/15/18.............................    100   99,915
    3.250%, 06/15/25.............................    344  351,757
Priceline Group, Inc. (The)
    3.600%, 06/01/26.............................    350  353,107
Principal Financial Group, Inc.
    3.100%, 11/15/26.............................    100   97,890
Province of Ontario Canada
    1.875%, 05/21/20.............................     50   50,035
Province of Quebec Canada
    3.500%, 07/29/20.............................     35   36,786
    7.500%, 09/15/29.............................    500  717,771
Prudential Financial, Inc.
    4.500%, 11/16/21.............................    100  108,573
PSEG Power LLC
    5.125%, 04/15/20.............................     30   32,312
QUALCOMM, Inc.
#   3.450%, 05/20/25.............................     75   76,480
Quest Diagnostics, Inc.
    3.500%, 03/30/25.............................    200  199,570
Reinsurance Group of America, Inc.
    3.950%, 09/15/26.............................    100  101,580
Rio Tinto Finance USA P.L.C.
    2.875%, 08/21/22.............................     22   22,246
Rockwell Automation, Inc.
    2.875%, 03/01/25.............................    300  297,786
Royal Bank of Canada
    2.200%, 07/27/18.............................    100  100,725
Santander Holdings USA, Inc.
    4.500%, 07/17/25.............................    250  255,228
Santander UK Group Holdings P.L.C.
    2.875%, 10/16/20.............................    350  351,554
Santander UK P.L.C.
    4.000%, 03/13/24.............................     50   52,717
Scripps Networks Interactive, Inc.
    3.500%, 06/15/22.............................     50   51,513
    3.900%, 11/15/24.............................    150  153,185
Sempra Energy
    3.550%, 06/15/24.............................    250  255,821
Shell International Finance BV
    1.900%, 08/10/18.............................    500  502,470
    2.125%, 05/11/20.............................    180  180,885
    3.400%, 08/12/23.............................     30   31,198

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount  Value+
                                                   ------  ------
                                                   (000)
Sherwin-Williams Co. (The)
     1.350%, 12/15/17.............................   $100 $100,002
Siemens Financieringsmaatschappij NV
##   6.125%, 08/17/26.............................    200  246,514
Societe Generale SA
###  2.500%, 04/08/21.............................    350  348,325
Southern California Edison Co.
     6.650%, 04/01/29.............................     65   82,944
Southern Co. (The)
     1.850%, 07/01/19.............................    300  298,476
Southern Power Co.
     4.150%, 12/01/25.............................     50   52,229
Southwest Airlines Co.
     3.000%, 11/15/26.............................    250  238,777
Starbucks Corp.
     2.100%, 02/04/21.............................    100  100,711
State Street Corp.
     4.375%, 03/07/21.............................     75   80,529
Statoil ASA
     2.250%, 11/08/19.............................    200  201,276
     2.650%, 01/15/24.............................    100   98,763
Stryker Corp.
     2.000%, 03/08/19.............................    180  180,607
     3.375%, 05/15/24.............................    200  204,942
Sumitomo Mitsui Financial Group, Inc.
     2.934%, 03/09/21.............................     30   30,422
     2.058%, 07/14/21.............................    350  343,893
Suncor Energy, Inc.
     3.600%, 12/01/24.............................    200  206,105
SunTrust Banks, Inc.
     2.900%, 03/03/21.............................     75   76,101
SVB Financial Group
     5.375%, 09/15/20.............................    100  108,621
Sysco Corp.
     2.600%, 10/01/20.............................     30   30,293
Target Corp.
     2.900%, 01/15/22.............................    270  278,134
     2.500%, 04/15/26.............................     75   71,493
TCI Communications, Inc.
     7.875%, 02/15/26.............................    140  188,341
TD Ameritrade Holding Corp.
     3.625%, 04/01/25.............................     30   30,941
Telefonica Europe BV
     8.250%, 09/15/30.............................    275  380,020
Texas Instruments, Inc.
     1.650%, 08/03/19.............................    197  196,918
Thomson Reuters Corp.
     4.300%, 11/23/23.............................    100  106,470
TIAA Asset Management Finance Co. LLC
##   4.125%, 11/01/24.............................     50   51,534
Time Warner, Inc.
     3.550%, 06/01/24.............................    200  201,358
TJX Cos., Inc. (The)
     2.750%, 06/15/21.............................    200  204,650

                                                   Face
                                                  Amount  Value+
                                                  ------  ------
                                                  (000)
Toronto-Dominion Bank (The)
    2.250%, 11/05/19.............................   $500 $503,731
    2.125%, 04/07/21.............................     50   49,774
Total Capital Canada, Ltd.
    1.450%, 01/15/18.............................    100   99,959
Total Capital SA
    2.125%, 08/10/18.............................    100  100,802
Total System Services, Inc.
    4.800%, 04/01/26.............................     30   32,513
TransCanada PipeLines, Ltd.
    2.500%, 08/01/22.............................    300  297,974
U.S. Bancorp
    3.700%, 01/30/24.............................     75   79,051
U.S. Bank NA
    2.800%, 01/27/25.............................    250  247,081
UBS Group Funding Jersey, Ltd.
##  4.125%, 09/24/25.............................    200  205,301
Unilever Capital Corp.
    2.200%, 03/06/19.............................    300  302,649
Union Pacific Corp.
    3.750%, 03/15/24.............................    200  211,682
United Parcel Service, Inc.
    2.450%, 10/01/22.............................    100  100,925
United Technologies Corp.
    7.500%, 09/15/29.............................     40   56,623
UnitedHealth Group, Inc.
    1.625%, 03/15/19.............................     75   74,783
    3.750%, 07/15/25.............................     70   73,619
Unum Group
    3.000%, 05/15/21.............................    350  355,073
Verizon Communications, Inc.
    4.600%, 04/01/21.............................     30   32,324
    5.150%, 09/15/23.............................    150  165,683
Viacom, Inc.
    3.875%, 04/01/24.............................     50   50,416
Visa, Inc.
    3.150%, 12/14/25.............................     75   76,240
Vodafone Group P.L.C.
    7.875%, 02/15/30.............................    200  268,521
Wal-Mart Stores, Inc.
    2.550%, 04/11/23.............................    100  101,189
Walgreen Co.
    3.100%, 09/15/22.............................     50   50,804
Walgreens Boots Alliance, Inc.
    3.450%, 06/01/26.............................    150  147,543
Walt Disney Co. (The)
    2.150%, 09/17/20.............................     78   78,601
Waste Management, Inc.
    3.500%, 05/15/24.............................     60   62,414
Wells Fargo & Co.
    3.000%, 02/19/25.............................     50   49,066
    3.000%, 04/22/26.............................    150  145,097
Westpac Banking Corp.
    4.875%, 11/19/19.............................    200  213,989
    3.350%, 03/08/27.............................    200  201,160
Williams Partners L.P.
    4.000%, 09/15/25.............................    250  254,974

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Wm Wrigley Jr Co.
##  2.900%, 10/21/19............................. $   75 $    76,424
Wyndham Worldwide Corp.
    3.900%, 03/01/23.............................     40      40,998
Xilinx, Inc.
    3.000%, 03/15/21.............................    100     102,379
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.............................    100     101,101
Zoetis, Inc.
    1.875%, 02/01/18.............................     25      25,036
                                                         -----------
TOTAL BONDS......................................         54,388,744
                                                         -----------

U.S. TREASURY OBLIGATIONS -- (29.5%)
U.S. Treasury Bonds
    6.250%, 08/15/23.............................  1,810   2,265,541
    6.625%, 02/15/27.............................    600     829,453
    6.125%, 11/15/27.............................    750   1,017,188
    5.250%, 02/15/29.............................    870   1,126,174
    6.125%, 08/15/29.............................    145     202,728
    6.250%, 05/15/30.............................    130     185,966
    5.375%, 02/15/31.............................  1,210   1,631,987
U.S. Treasury Notes
    0.875%, 03/31/18.............................    500     498,867
    0.750%, 08/15/19.............................  1,500   1,480,664
    2.000%, 07/31/20.............................  2,000   2,029,844
    1.250%, 03/31/21.............................  2,760   2,715,903

                                                      Face
                                                     Amount    Value+
                                                     ------    ------
                                                     (000)
      1.125%, 07/31/21............................. $  1,800 $ 1,755,421
      1.500%, 02/28/23.............................      100      97,406
      1.500%, 03/31/23.............................    2,430   2,364,504
      1.250%, 07/31/23.............................    3,300   3,148,405
      2.750%, 02/15/24.............................      250     260,615
      2.500%, 05/15/24.............................      900     923,450
      2.250%, 11/15/24.............................      950     956,234
      2.125%, 05/15/25.............................    1,350   1,341,878
      2.000%, 08/15/25.............................      400     393,156
      1.625%, 02/15/26.............................    1,000     949,492
      1.625%, 05/15/26.............................      700     663,305
      1.500%, 08/15/26.............................    2,000   1,870,624
                                                             -----------
TOTAL U.S. TREASURY OBLIGATIONS....................           28,708,805
                                                             -----------
TOTAL INVESTMENT SECURITIES........................           95,441,137
                                                             -----------

                                                     Shares
                                                     ------
SECURITIES LENDING COLLATERAL -- (1.8%)
(S)@  DFA Short Term Investment Fund...............  148,512   1,718,735
                                                             -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $98,662,812)...............................           $97,159,872
                                                             ===========

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    ---------------------------------------
                                    Level 1    Level 2   Level 3    Total
                                    -------  ----------- ------- -----------
     Agency Obligations............   --     $12,343,588   --    $12,343,588
     Bonds.........................   --      54,388,744   --     54,388,744
     U.S. Treasury Obligations.....   --      28,708,805   --     28,708,805
     Securities Lending Collateral.   --       1,718,735   --      1,718,735
                                      --     -----------   --    -----------
     TOTAL.........................   --     $97,159,872   --    $97,159,872
                                      ==     ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                           U.S.      International
                                                                     U.S. Social Core Sustainability Sustainability
                                                                         Equity 2         Core 1         Core 1
                                                                        Portfolio*      Portfolio*     Portfolio*
                                                                     ---------------- -------------- --------------
ASSETS:
Investments at Value (including $86,810, $83,948 and $56,223 of
 securities on loan, respectively)..................................  $      825,358  $      994,175 $      630,318
Temporary Cash Investments at Value & Cost..........................             486           4,373             --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $71,389, $63,613 and $54,204)...................          71,406          63,628         54,210
Foreign Currencies at Value.........................................              --              --            966
Cash................................................................              93             139          2,371
Receivables:
  Investment Securities Sold........................................           1,120              45            283
  Dividends and Tax Reclaims........................................             621             830          2,867
  Securities Lending Income.........................................              28              24             87
  Fund Shares Sold..................................................             253           1,303            731
Prepaid Expenses and Other Assets...................................              15              31             21
                                                                      --------------  -------------- --------------
     Total Assets...................................................         899,380       1,064,548        691,854
                                                                      --------------  -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................          71,384          63,606         54,203
  Investment Securities Purchased...................................             829           2,236            901
  Fund Shares Redeemed..............................................             109             367            114
  Due to Advisor....................................................             168             181            175
Unrealized Loss on Foreign Currency Contracts.......................              --              --              2
Accrued Expenses and Other Liabilities..............................              64              53             75
                                                                      --------------  -------------- --------------
     Total Liabilities..............................................          72,554          66,443         55,470
                                                                      --------------  -------------- --------------
NET ASSETS..........................................................  $      826,826  $      998,105 $      636,384
                                                                      ==============  ============== ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................      56,991,308      52,665,663     64,243,335
                                                                      ==============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE..............................................................  $        14.51  $        18.95 $         9.91
                                                                      ==============  ============== ==============
Investments at Cost.................................................  $      593,955  $      744,053 $      546,877
                                                                      ==============  ============== ==============
Foreign Currencies at Cost..........................................  $           --  $           -- $          965
                                                                      ==============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................  $      590,246  $      739,443 $      569,231
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................             828           1,015          3,944
Accumulated Net Realized Gain (Loss)................................           4,332           7,510        (20,245)
Net Unrealized Foreign Exchange Gain (Loss).........................              --              --              6
Net Unrealized Appreciation (Depreciation)..........................         231,420         250,137         83,448
                                                                      --------------  -------------- --------------
NET ASSETS..........................................................  $      826,826  $      998,105 $      636,384
                                                                      ==============  ============== ==============
(1) NUMBER OF SHARES AUTHORIZED.....................................   1,000,000,000   1,000,000,000  1,000,000,000
                                                                      ==============  ============== ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                      International     Emerging
                                                                       Social Core   Markets Social    DFA Social
                                                                         Equity       Core Equity     Fixed Income
                                                                       Portfolio*      Portfolio*      Portfolio
                                                                     --------------  --------------  --------------
ASSETS:
Investments at Value (including $56,284, $76,697 and $1,676 of
 securities on loan, respectively).................................. $      654,481  $    1,244,353  $       95,441
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $58,788, $45,484 and $1,719)....................         58,796          45,492           1,719
Foreign Currencies at Value.........................................            446           3,680              --
Cash................................................................          3,591             473             413
Receivables:
  Investment Securities Sold........................................            115             900             155
  Dividends, Interest and Tax Reclaims..............................          2,834           1,528             740
  Securities Lending Income.........................................             95             186              --
  Fund Shares Sold..................................................            216             189             627
Unrealized Gain on Foreign Currency Contracts.......................              1              --              --
Prepaid Expenses and Other Assets...................................             17              22              18
                                                                     --------------  --------------  --------------
     Total Assets...................................................        720,592       1,296,823          99,113
                                                                     --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................         58,788          45,482           1,719
  Investment Securities Purchased...................................          2,274           1,019              --
  Fund Shares Redeemed..............................................             92             167              62
  Due to Advisor....................................................            152             514              15
Unrealized Loss on Foreign Currency Contracts.......................              1              --              --
Accrued Expenses and Other Liabilities..............................             69             167              30
                                                                     --------------  --------------  --------------
     Total Liabilities..............................................         61,376          47,349           1,826
                                                                     --------------  --------------  --------------
NET ASSETS.......................................................... $      659,216  $    1,249,474  $       97,287
                                                                     ==============  ==============  ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................     53,274,482      97,041,731       9,873,774
                                                                     ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE.............................................................. $        12.37  $        12.88  $         9.85
                                                                     ==============  ==============  ==============
Investments at Cost................................................. $      602,847  $    1,048,228  $       96,944
                                                                     ==============  ==============  ==============
Foreign Currencies at Cost.......................................... $          447  $        3,672  $           --
                                                                     ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $      610,837  $    1,136,713  $       99,092
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................          3,874           2,725              38
Accumulated Net Realized Gain (Loss)................................         (7,141)        (86,110)           (340)
Net Unrealized Foreign Exchange Gain (Loss).........................              5               5              --
Net Unrealized Appreciation (Depreciation)..........................         51,641         196,141          (1,503)
                                                                     --------------  --------------  --------------
NET ASSETS.......................................................... $      659,216  $    1,249,474  $       97,287
                                                                     ==============  ==============  ==============
(1) NUMBER OF SHARES AUTHORIZED.....................................  1,000,000,000   1,500,000,000   1,000,000,000
                                                                     ==============  ==============  ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                           U.S.      International
                                                                         U.S. Social  Sustainability Sustainability
                                                                        Core Equity 2     Core 1         Core 1
                                                                          Portfolio     Portfolio      Portfolio
                                                                        ------------- -------------- --------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $2, $2 and $766,
   respectively)#......................................................   $  6,859       $  7,685       $ 7,614
  Income from Securities Lending.......................................        170            144           311
                                                                          --------       --------       -------
     Total Investment Income...........................................      7,029          7,829         7,925
                                                                          --------       --------       -------
Expenses
  Investment Management Fees...........................................        982          1,195         1,050
  Accounting & Transfer Agent Fees.....................................         22             28            25
  Custodian Fees.......................................................          9             10            58
  Filing Fees..........................................................         14             19            15
  Shareholders' Reports................................................         11             10             7
  Directors'/Trustees' Fees & Expenses.................................          4              4             3
  Professional Fees....................................................          6              6             5
  Other................................................................         26             15            17
                                                                          --------       --------       -------
     Total Expenses....................................................      1,074          1,287         1,180
                                                                          --------       --------       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................         --           (172)          (83)
  Fees Paid Indirectly (Note C)........................................         --             --           (13)
                                                                          --------       --------       -------
  Net Expenses.........................................................      1,074          1,115         1,084
                                                                          --------       --------       -------
  Net Investment Income (Loss).........................................      5,955          6,714         6,841
                                                                          --------       --------       -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.......................................      4,210          7,300        (2,181)
    Futures............................................................         --            192             1
    Foreign Currency Transactions......................................         --             --          (187)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................     99,918        106,781        65,399
    Translation of Foreign Currency Denominated Amounts................         --             --            49
                                                                          --------       --------       -------
  Net Realized and Unrealized Gain (Loss)..............................    104,128        114,273        63,081
                                                                          --------       --------       -------
Net Increase (Decrease) in Net Assets Resulting from Operations........   $110,083       $120,987       $69,922
                                                                          ========       ========       =======

----------
**Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                       Emerging
                                                                        International   Markets
                                                                         Social Core  Social Core  DFA Social
                                                                           Equity       Equity    Fixed Income
                                                                          Portfolio    Portfolio   Portfolio
                                                                        ------------- ----------- ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $708, $1,175 and $0,
   respectively)#......................................................    $ 7,901     $  9,094     $    --
  Interest.............................................................         --           --         916
  Income from Securities Lending.......................................        382          964           1
                                                                           -------     --------     -------
     Total Investment Income...........................................      8,283       10,058         917
                                                                           -------     --------     -------
Expenses
  Investment Management Fees...........................................      1,010        2,895          87
  Accounting & Transfer Agent Fees.....................................         22           36           4
  Custodian Fees.......................................................         78          258           1
  Filing Fees..........................................................         15           19           6
  Shareholders' Reports................................................          9           13           1
  Directors'/Trustees' Fees & Expenses.................................          3            5          --
  Professional Fees....................................................          5           35           1
  Organizational & Offering Costs......................................         --           --          30
  Other................................................................         28           36           9
                                                                           -------     --------     -------
     Total Expenses....................................................      1,170        3,297         139
                                                                           -------     --------     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................        (40)         (12)        (22)
  Fees Paid Indirectly (Note C)........................................        (10)         (12)         (1)
                                                                           -------     --------     -------
  Net Expenses.........................................................      1,120        3,273         116
                                                                           -------     --------     -------
  Net Investment Income (Loss).........................................      7,163        6,785         801
                                                                           -------     --------     -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.......................................     (3,384)      (5,857)       (326)
    Futures............................................................        141            3          --
    Foreign Currency Transactions......................................       (121)          69          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................     65,510      114,205        (853)
    Translation of Foreign Currency Denominated Amounts................         50          (15)         --
                                                                           -------     --------     -------
  Net Realized and Unrealized Gain (Loss)..............................     62,196      108,405      (1,179)
                                                                           -------     --------     -------
Net Increase (Decrease) in Net Assets Resulting from Operations........    $69,359     $115,190     $  (378)
                                                                           =======     ========     =======

----------
**Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                U.S. Social Core Equity 2 U.S. Sustainability Core 1 International Sustainability
                                                      Portfolio                 Portfolio               Core 1 Portfolio
                                                ------------------------  -------------------------  ---------------------------
                                                Six Months       Year     Six Months       Year      Six Months        Year
                                                   Ended        Ended        Ended        Ended         Ended         Ended
                                                 April 30,     Oct. 31,    April 30,     Oct. 31,     April 30,      Oct. 31,
                                                   2017          2016        2017          2016         2017           2016
                                                -----------   ---------   -----------    --------    -----------     ---------
                                                (Unaudited)               (Unaudited)                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................  $   5,955    $  10,898    $  6,714      $ 10,812     $  6,841      $  11,415
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................      4,210        7,666       7,300         7,355       (2,181)       (14,614)
    Futures....................................         --           --         192            --            1             --
    Foreign Currency Transactions..............         --           --          --            --         (187)           (51)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................     99,918          365     106,781         7,225       65,399          2,505
    Translation of Foreign Currency
     Denominated Amounts.......................         --           --          --            --           49            (30)
                                                 ---------    ---------    --------       --------    --------       ---------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    110,083       18,929     120,987        25,392       69,922           (775)
                                                 ---------    ---------    --------       --------    --------       ---------
Distributions From:
  Net Investment Income........................     (5,924)     (10,502)     (7,048)      (10,043)      (4,110)       (10,814)
  Net Long-Term Gains..........................     (7,378)     (10,434)     (7,062)       (5,718)          --             --
                                                 ---------    ---------    --------       --------    --------       ---------
     Total Distributions.......................    (13,302)     (20,936)    (14,110)      (15,761)      (4,110)       (10,814)
                                                 ---------    ---------    --------       --------    --------       ---------
Capital Share Transactions (1):
  Shares Issued................................    138,580      200,728     199,362       281,621      111,069        248,715
  Shares Issued in Lieu of Cash
   Distributions...............................     12,485       19,233      13,801        15,407        3,544          9,447
  Shares Redeemed..............................   (107,722)    (137,775)    (71,789)      (97,412)     (64,182)      (127,481)
                                                 ---------    ---------    --------       --------    --------       ---------
     Net Increase (Decrease) from Capital
      Share Transactions.......................     43,343       82,186     141,374       199,616       50,431        130,681
                                                 ---------    ---------    --------       --------    --------       ---------
     Total Increase (Decrease) in Net
      Assets...................................    140,124       80,179     248,251       209,247      116,243        119,092
Net Assets
  Beginning of Period..........................    686,702      606,523     749,854       540,607      520,141        401,049
                                                 ---------    ---------    --------       --------    --------       ---------
  End of Period................................  $ 826,826    $ 686,702    $998,105      $749,854     $636,384      $ 520,141
                                                 =========    =========    ========       ========    ========       =========
(1) Shares Issued and Redeemed:
  Shares Issued................................     10,035       16,085      11,061        17,385       12,079         28,541
  Shares Issued in Lieu of Cash
   Distributions...............................        884        1,560         759           945          392          1,098
  Shares Redeemed..............................     (7,703)     (11,293)     (3,947)       (5,997)      (6,996)       (14,745)
                                                 ---------    ---------    --------       --------    --------       ---------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................      3,216        6,352       7,873        12,333        5,475         14,894
                                                 =========    =========    ========       ========    ========       =========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................  $     828    $     797    $  1,015      $  1,349     $  3,944      $   1,213

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                International Social  Emerging Markets Social    DFA Social Fixed
                                                Core Equity Portfolio  Core Equity Portfolio     Income Portfolio
                                                --------------------  ----------------------  ---------------------
                                                                                                            Period
                                                Six Months    Year    Six Months     Year     Six Months   April 5,
                                                   Ended     Ended       Ended      Ended        Ended    2016(a) to
                                                 April 30,  Oct. 31,   April 30,   Oct. 31,    April 30,   Oct. 31,
                                                   2017       2016       2017        2016        2017        2016
                                                ----------- --------  ----------- ----------  ----------- ----------
                                                (Unaudited)           (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................  $  7,163   $ 13,307  $    6,785  $   21,089    $   801    $   374
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.................    (3,384)    (1,541)     (5,857)    (47,636)      (326)        19
   Futures.....................................       141         (9)          3         166         --         --
   Foreign Currency Transactions...............      (121)        41          69          28         --         --
   Forward Currency Contracts..................        --         (5)         --          (3)        --         --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency...................................    65,510      1,388     114,205     151,807       (853)      (650)
   Translation of Foreign Currency
    Denominated Amounts........................        50        (40)        (15)         70         --         --
                                                 --------   --------  ----------  ----------    -------    -------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    69,359     13,141     115,190     125,521       (378)      (257)
                                                 --------   --------  ----------  ----------    -------    -------
Distributions From:
  Net Investment Income:
   Net Investment Income.......................    (4,931)   (12,707)     (5,310)    (20,974)      (814)      (323)
  Net Short-Term Gains:
   Net Short-Term Gains........................        --         --          --          --        (33)        --
                                                 --------   --------  ----------  ----------    -------    -------
     Total Distributions.......................    (4,931)   (12,707)     (5,310)    (20,974)      (847)      (323)
                                                 --------   --------  ----------  ----------    -------    -------
Capital Share Transactions (1):
  Shares Issued................................    99,298    175,506     126,892     258,920     16,652     85,728
  Shares Issued in Lieu of Cash Distributions..     4,660     11,685       4,710      18,534        846        323
  Shares Redeemed..............................   (55,883)   (65,310)    (68,935)   (265,020)    (2,685)    (1,772)
                                                 --------   --------  ----------  ----------    -------    -------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    48,075    121,881      62,667      12,434     14,813     84,279
                                                 --------   --------  ----------  ----------    -------    -------
     Total Increase (Decrease) in Net
      Assets...................................   112,503    122,315     172,547     116,981     13,588     83,699
Net Assets
  Beginning of Period..........................   546,713    424,398   1,076,927     959,946     83,699         --
                                                 --------   --------  ----------  ----------    -------    -------
  End of Period................................  $659,216   $546,713  $1,249,474  $1,076,927    $97,287    $83,699
                                                 ========   ========  ==========  ==========    =======    =======
(1) Shares Issued and Redeemed:
  Shares Issued................................     8,601     16,236      10,821      25,535      1,704      8,501
  Shares Issued in Lieu of Cash Distributions..       410      1,094         419       1,714         87         32
  Shares Redeemed..............................    (4,830)    (6,030)     (5,772)    (25,868)      (275)      (175)
                                                 --------   --------  ----------  ----------    -------    -------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     4,181     11,300       5,468       1,381      1,516      8,358
                                                 ========   ========  ==========  ==========    =======    =======
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................  $  3,874   $  1,642  $    2,725  $    1,250    $    38    $    51

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $2, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                  U.S. Social Core Equity 2 Portfolio
                                                    --------------------------------------------------------------  -------------
                                                    Six Months      Year      Year      Year      Year      Year    Six Months
                                                       Ended       Ended     Ended     Ended     Ended     Ended       Ended
                                                     April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,   April 30,
                                                       2017         2016      2015      2014      2013      2012       2017
----------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)                                                     (Unaudited)
Net Asset Value, Beginning of Period...............  $  12.77     $  12.79  $  13.18  $  12.10  $   9.31  $   8.32   $  16.74
                                                     --------     --------  --------  --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.11         0.22      0.21      0.19      0.18      0.14       0.14
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      1.87         0.19     (0.15)     1.29      2.87      0.98       2.36
                                                     --------     --------  --------  --------  --------  --------   --------
   Total from Investment Operations................      1.98         0.41      0.06      1.48      3.05      1.12       2.50
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.11)       (0.21)    (0.20)    (0.17)    (0.17)    (0.13)     (0.14)
  Net Realized Gains...............................     (0.13)       (0.22)    (0.25)    (0.23)    (0.09)       --      (0.15)
                                                     --------     --------  --------  --------  --------  --------   --------
   Total Distributions.............................     (0.24)       (0.43)    (0.45)    (0.40)    (0.26)    (0.13)     (0.29)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  14.51     $  12.77  $  12.79  $  13.18  $  12.10  $   9.31   $  18.95
=================================================== ===========   ========  ========  ========  ========  ========  ===========
Total Return.......................................     15.56%(C)     3.40%     0.52%    12.50%    33.47%    13.63%     15.04%(C)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $826,826     $686,702  $606,523  $510,366  $411,025  $268,734   $998,105
Ratio of Expenses to Average Net Assets............      0.27%(D)     0.28%     0.29%     0.28%     0.30%     0.33%      0.25%(D)
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly).............................      0.27%(D)     0.28%     0.29%     0.28%     0.30%     0.33%      0.29%(D)
Ratio of Net Investment Income to Average Net
 Assets............................................      1.52%(D)     1.80%     1.60%     1.47%     1.64%     1.60%      1.50%(D)
Portfolio Turnover Rate............................         8%(C)       17%       16%       11%       12%       13%         4%(C)
----------------------------------------------------------------------------------------------------------------------------------

                                                    U.S. Sustainability Core 1 Portfolio
                                                    -------------------------------------------------
                                                      Year      Year      Year      Year      Year
                                                     Ended     Ended     Ended     Ended     Ended
                                                    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                      2016      2015      2014      2013      2012
-----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period............... $  16.65  $  16.63  $  14.81  $  11.43  $  10.13
                                                    --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................     0.28      0.26      0.23      0.21      0.18
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................     0.24      0.23      1.91      3.44      1.29
                                                    --------  --------  --------  --------  --------
   Total from Investment Operations................     0.52      0.49      2.14      3.65      1.47
-----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................    (0.26)    (0.25)    (0.21)    (0.22)    (0.17)
  Net Realized Gains...............................    (0.17)    (0.22)    (0.11)    (0.05)       --
                                                    --------  --------  --------  --------  --------
   Total Distributions.............................    (0.43)    (0.47)    (0.32)    (0.27)    (0.17)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $  16.74  $  16.65  $  16.63  $  14.81  $  11.43
=================================================== ========  ========  ========  ========  ========
Total Return.......................................     3.21%     3.08%    14.66%    32.40%    14.60%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $749,854  $540,607  $426,547  $297,661  $195,179
Ratio of Expenses to Average Net Assets............     0.27%     0.32%     0.32%     0.33%     0.37%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly).............................     0.32%     0.32%     0.32%     0.33%     0.35%
Ratio of Net Investment Income to Average Net
 Assets............................................     1.69%     1.56%     1.44%     1.61%     1.63%
Portfolio Turnover Rate............................       26%       11%        7%        2%        9%
-----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                International Sustainability Core 1 Portfolio
                                      -----------------------------------------------------------------

                                      Six Months       Year       Year       Year      Year      Year
                                         Ended        Ended      Ended      Ended     Ended     Ended
                                       April 30,     Oct. 31,   Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                         2017          2016       2015       2014      2013      2012
---------------------------------------------------------------------------------------------------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period..............................  $   8.85     $   9.14   $   9.46   $   9.79   $   7.89  $   7.73
                                       --------     --------   --------   --------   --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....      0.11         0.23       0.23       0.30       0.23      0.23
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........      1.02        (0.30)     (0.33)     (0.33)      1.90      0.15
                                       --------     --------   --------   --------   --------  --------
   Total from Investment Operations..      1.13        (0.07)     (0.10)     (0.03)      2.13      0.38
---------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............     (0.07)       (0.22)     (0.22)     (0.28)     (0.23)    (0.21)
 Net Realized Gains..................        --           --         --      (0.02)        --     (0.01)
                                       --------     --------   --------   --------   --------  --------
   Total Distributions...............     (0.07)       (0.22)     (0.22)     (0.30)     (0.23)    (0.22)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......  $   9.91     $   8.85   $   9.14   $   9.46   $   9.79  $   7.89
===================================   ===========   ========   ========   ========   ========  ========
Total Return.........................     12.83%(C)    (0.74)%    (1.09)%    (0.43)%    27.38%     5.18%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).........................  $636,384     $520,141   $401,049   $327,847   $206,602  $145,055
Ratio of Expenses to Average Net
 Assets..............................      0.39%(D)     0.44%      0.48%      0.49%      0.52%     0.57%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and Fees Paid
 Indirectly).........................      0.42%(D)     0.50%      0.48%      0.49%      0.50%     0.56%
Ratio of Net Investment Income to
 Average Net Assets..................      2.45%(D)     2.64%      2.46%      2.98%      2.57%     2.96%
Portfolio Turnover Rate..............         7%(C)       24%         8%         3%         2%       11%
---------------------------------------------------------------------------------------------------------

                                                International Social Core Equity Portfolio
                                      -------------------------------------------------------
                                                                                        Period
                                      Six Months      Year       Year       Year       Nov. 1,
                                         Ended       Ended      Ended      Ended      2012(a) to
                                       April 30,    Oct. 31,   Oct. 31,   Oct. 31,     Oct. 31,
                                         2017         2016       2015       2014         2013
----------------------------------------------------------------------------------------------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period..............................  $  11.14     $  11.23  $  11.76   $  12.30    $  10.00
                                       --------     --------  --------   --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....      0.14         0.31      0.30       0.35        0.27
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........      1.19        (0.11)    (0.50)     (0.50)       2.27
                                       --------     --------  --------   --------    --------
   Total from Investment Operations..      1.33         0.20     (0.20)     (0.15)       2.54
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............     (0.10)       (0.29)    (0.28)     (0.35)      (0.24)
 Net Realized Gains..................        --           --     (0.05)     (0.04)         --
                                       --------     --------  --------   --------    --------
   Total Distributions...............     (0.10)       (0.29)    (0.33)     (0.39)      (0.24)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......  $  12.37     $  11.14  $  11.23   $  11.76    $  12.30
===================================   ===========   ========  ========   ========   ==========
Total Return.........................     11.99%(C)     1.94%    (1.67)%    (1.40)%     25.81%(C)
----------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).........................  $659,216     $546,713  $424,398   $306,772    $148,856
Ratio of Expenses to Average Net
 Assets..............................      0.38%(D)     0.45%     0.46%      0.53%       0.60%(B)(D)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and Fees Paid
 Indirectly).........................      0.40%(D)     0.45%     0.46%      0.50%       0.68%(B)(D)
Ratio of Net Investment Income to
 Average Net Assets..................      2.42%(D)     2.84%     2.58%      2.78%       2.44%(B)(D)
Portfolio Turnover Rate..............         5%(C)        8%        7%         5%         14%(C)
----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                 Emerging Markets Social Core Equity Portfolio
                                      ------------------------------------------------------------------

                                       Six Months       Year        Year      Year      Year      Year
                                          Ended        Ended       Ended     Ended     Ended     Ended
                                        April 30,     Oct. 31,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                          2017          2016        2015      2014      2013      2012
----------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period.............................. $    11.76     $    10.64  $  12.80   $  12.92  $  12.55  $  12.33
                                      ----------     ----------  --------   --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.07           0.23      0.24       0.26      0.24      0.24
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........       1.11           1.12     (2.16)     (0.13)     0.72      0.17
                                      ----------     ----------  --------   --------  --------  --------
   Total from Investment Operations..       1.18           1.35     (1.92)      0.13      0.96      0.41
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.06)         (0.23)    (0.24)     (0.25)    (0.23)    (0.19)
 Net Realized Gains..................         --             --        --         --     (0.36)       --
                                      ----------     ----------  --------   --------  --------  --------
   Total Distributions...............      (0.06)         (0.23)    (0.24)     (0.25)    (0.59)    (0.19)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    12.88     $    11.76  $  10.64   $  12.80  $  12.92  $  12.55
===================================   ===========    ==========  ========   ========  ========  ========
Total Return.........................      10.08%(C)      12.87%   (15.07)%     0.98%     7.74%     3.41%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $1,249,474     $1,076,927  $959,946   $903,396  $764,187  $457,311
Ratio of Expenses to Average Net
 Assets..............................       0.59%(D)       0.63%     0.65%      0.63%     0.66%     0.75%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and Fees Paid
 Indirectly).........................       0.59%(D)       0.64%     0.65%      0.63%     0.66%     0.75%
Ratio of Net Investment Income to
 Average Net Assets..................       1.22%(D)       2.13%     2.02%      2.04%     1.94%     1.92%
Portfolio Turnover Rate..............          5%(C)         12%       11%        10%        2%       44%
----------------------------------------------------------------------------------------------------------

                                         DFA Social Fixed Income
                                                Portfolio
                                      -----------------------
                                                         Period
                                      Six Months        April 5,
                                         Ended         2016(a) to
                                       April 30,        Oct. 31,
                                         2017             2016
--------------------------------------------------------------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period..............................   $ 10.01       $ 10.00
                                        -------       -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....      0.09          0.09
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........     (0.16)        (0.02)
                                        -------       -------
   Total from Investment Operations..     (0.07)         0.07
--------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............     (0.09)        (0.06)
 Net Realized Gains..................        --            --
                                        -------       -------
   Total Distributions...............     (0.09)        (0.06)
--------------------------------------------------------------------
Net Asset Value, End of Period.......   $  9.85       $ 10.01
===================================   ===========    ==========
Total Return.........................     (0.64)%(C)     0.75%(C)
--------------------------------------------------------------------
Net Assets, End of Period
 (thousands).........................   $97,287       $83,699
Ratio of Expenses to Average Net
 Assets..............................      0.27%(D)      0.26%(B)(D)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and Fees Paid
 Indirectly).........................      0.32%(D)      0.56%(B)(D)
Ratio of Net Investment Income to
 Average Net Assets..................      1.85%(D)      1.58%(B)(D)
Portfolio Turnover Rate..............        15%(C)        47%(C)
--------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers ninety-six operational portfolios, six of which, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, and DFA Social Fixed Income Portfolio (the "Portfolios"), are included in this report. The remaining ninety portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the DFA Social Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 in the hierarchy.

   Securities held by U.S. Social Core Equity 2 Portfolio and U.S. Sustainability Core 1 Portfolio (the "Domestic Equity Portfolios") and International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and DFA Social Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios and DFA Social Fixed Income Portfolio do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Social Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

   For the six months ended April 30, 2017, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

       U.S. Social Core Equity 2 Portfolio......................... 0.25%
       U.S. Sustainability Core 1 Portfolio (1).................... 0.27%
       International Sustainability Core 1 Portfolio (2)........... 0.38%
       International Social Core Equity Portfolio (3).............. 0.34%
       Emerging Markets Social Core Equity Portfolio (4)........... 0.52%
       DFA Social Fixed Income Portfolio........................... 0.20%

   (1) Effective February 28, 2017, the U.S. Sustainability Core 1 Portfolio's investment management fee was reduced from 0.29% to 0.23%.

   (2) Effective February 28, 2017, the International Sustainability Core 1 Portfolio's investment management fee was reduced from 0.42% to 0.30%.

   (3) Effective February 28, 2017, the International Social Core Equity Portfolio's investment management fee was reduced from 0.37% to 0.29%.

   (4) Effective February 28, 2017, the Emerging Markets Social Core Equity Portfolio's investment management fee was reduced from 0.55% to 0.47%.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including management fees, and in certain instances, assume certain expenses of the Portfolios, as described below. The Fee Waiver Agreement for the Portfolios described below will remain in effect through February 28, 2018 and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2017, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2017 are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                              Net Waived
                                                                             Fees/Expenses
                                                                                Assumed
                                                              Previously      (Recovered
                                              Recovery       Waived Fees/     Previously
                                Expense    of Previously   Expenses Assumed  Waived Fees/
                               Limitation   Waived Fees/   Subject to Future   Expenses
Institutional Class Shares       Amount   Expenses Assumed     Recovery        Assumed)
--------------------------     ---------- ---------------- ----------------- -------------
U.S. Social Core Equity 2
  Portfolio (1)...............    0.60%          --                --              --
U.S. Sustainability Core 1
  Portfolio (2)...............    0.25%          --              $484            $172
International Sustainability
  Core 1 Portfolio (2)........    0.38%         $51               339              83
International Social Core
  Equity Portfolio (2)........    0.38%          --                40              40
Emerging Markets Social Core
  Equity Portfolio (2)........    0.57%          --                12              12
DFA Social Fixed Income
  Portfolio (2)...............    0.27%           2                91              22

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Portfolio's ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of a class of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the U.S. Social Core Equity 2 Portfolio are less than the Expense Limitation Amount of a class of the Portfolio, the

Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover for any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount identified above. Prior to January 1, 2017, the Expense Limitation Amounts for the International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio were 0.42%, 0.60% and 0.85%, respectively, of the average net assets of each such Portfolio on an annualized basis.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2017, expenses reduced were as follows (amounts in thousands):

                                                                 Fees Paid
                                                                 Indirectly
                                                                 ----------
    International Sustainability Core 1 Portfolio...............    $13
    International Social Core Equity Portfolio..................     10
    Emerging Markets Social Core Equity Portfolio...............     12
    DFA Social Fixed Income Portfolio...........................      1

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid by the Fund to the CCO were $150 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

        U.S. Social Core Equity 2 Portfolio......................... $11
        U.S. Sustainability Core 1 Portfolio........................  11
        International Sustainability Core 1 Portfolio...............   8
        International Social Core Equity Portfolio..................   5
        Emerging Markets Social Core Equity Portfolio...............  28
        DFA Social Fixed Income Portfolio...........................  --

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2017, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                             U.S. Government  Other Investment
                                                                Securities       Securities
                                                             ---------------- -----------------
                                                             Purchases Sales  Purchases  Sales
                                                             --------- ------ --------- -------
U.S. Social Core Equity 2 Portfolio.........................       --      -- $106,980  $60,096
U.S. Sustainability Core 1 Portfolio........................       --      --  173,674   31,539
International Sustainability Core 1 Portfolio...............       --      --   91,931   40,794
International Social Core Equity Portfolio..................       --      --   76,146   28,941
Emerging Markets Social Core Equity Portfolio...............       --      --  124,688   57,744
DFA Social Fixed Income Portfolio...........................  $16,176  $7,712   11,165    4,993

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains/losses, foreign capital gains tax, tax equalization, non-deductible expenses, and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  Increase       Increase
                                                                 (Decrease)     (Decrease)
                                                  Increase     Undistributed   Accumulated
                                                 (Decrease)    Net Investment  Net Realized
                                               Paid-In Capital     Income     Gains (Losses)
                                               --------------- -------------- --------------
U.S. Social Core Equity 2 Portfolio...........     $  677          $(544)         $(133)
U.S. Sustainability Core 1 Portfolio..........        528           (295)          (233)
International Sustainability Core 1 Portfolio.        404           (421)            17
International Social Core Equity Portfolio....        299           (256)           (43)
Emerging Markets Social Core Equity Portfolio.      1,045           (817)          (228)
DFA Social Fixed Income Portfolio.............         --             --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- -------
   U.S. Social Core Equity 2 Portfolio
   2015.................................    $ 8,715        $ 9,855    $18,570
   2016.................................     10,502         10,434     20,936
   U.S. Sustainability Core 1 Portfolio
   2015.................................      7,071          5,861     12,932
   2016.................................     10,043          5,718     15,761

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term
                                               Capital Gains  Capital Gains  Total
                                               -------------- ------------- -------
International Sustainability Core 1 Portfolio
2015..........................................    $ 8,692        $   --     $ 8,692
2016..........................................     10,814            --      10,814
International Social Core Equity Portfolio
2015..........................................      9,094         1,447      10,541
2016..........................................     12,707            --      12,707
Emerging Markets Social Core Equity Portfolio
2015..........................................     19,669            --      19,669
2016..........................................     20,974            --      20,974
DFA Social Fixed Income Portfolio
2015..........................................         --            --          --
2016..........................................        323            --         323

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                             Net Investment
                                                               Income and
                                                               Short-Term     Long-Term
                                                             Capital Gains  Capital Gains  Total
                                                             -------------- ------------- -------
U.S. Social Core Equity 2 Portfolio.........................    $  (396)        $(281)    $  (677)
U.S. Sustainability Core 1 Portfolio........................       (313)         (215)       (528)
International Sustainability Core 1 Portfolio...............       (404)           --        (404)
International Social Core Equity Portfolio..................       (299)           --        (299)
Emerging Markets Social Core Equity Portfolio...............     (1,045)           --      (1,045)
DFA Social Fixed Income Portfolio...........................         --            --          --

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                               Undistributed                                               Total Net
                               Net Investment                                            Distributable
                                 Income and   Undistributed                 Unrealized     Earnings
                                 Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                               Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                               -------------- ------------- ------------- -------------- -------------
U.S. Social Core Equity 2
  Portfolio...................     $  812        $7,378             --       $131,617      $139,807
U.S. Sustainability Core 1
  Portfolio...................      1,370         7,062             --        143,361       151,793
International Sustainability
  Core 1 Portfolio............      1,798            --       $(17,547)        17,096         1,347
International Social Core
  Equity Portfolio............      2,516            --         (3,629)       (14,933)      (16,046)
Emerging Markets Social Core
  Equity Portfolio............      3,867            --        (79,530)        78,568         2,905
DFA Social Fixed Income
  Portfolio...................         83            --             --           (663)         (580)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                              Unlimited  Total
                                                              --------- -------
 U.S. Social Core Equity 2 Portfolio.........................       --       --
 U.S. Sustainability Core 1 Portfolio........................       --       --
 International Sustainability Core 1 Portfolio...............  $17,547  $17,547
 International Social Core Equity Portfolio..................    3,629    3,629
 Emerging Markets Social Core Equity Portfolio...............   79,530   79,530
 DFA Social Fixed Income Portfolio...........................       --       --

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                         Net
                                                                      Unrealized
                                Federal    Unrealized   Unrealized   Appreciation
                                Tax Cost  Appreciation Depreciation (Depreciation)
                               ---------- ------------ ------------ --------------
U.S. Social Core Equity 2
  Portfolio................... $  665,715   $253,916    $ (22,381)     $231,535
U.S. Sustainability Core 1
  Portfolio...................    812,057    259,815       (9,697)      250,118
International Sustainability
  Core 1 Portfolio............    601,991    107,735      (25,198)       82,537
International Social Core
  Equity Portfolio............    662,654     94,978      (44,355)       50,623
Emerging Markets Social Core
  Equity Portfolio............  1,097,098    295,509     (102,761)      192,748
DFA Social Fixed Income
  Portfolio...................     98,675        247       (1,762)       (1,515)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

   2. Futures Contracts: The Domestic Equity Portfolios and the International Equity Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Domestic Equity Portfolios and the International Equity Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Domestic Equity Portfolios and the International Equity Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Domestic Equity Portfolios and the International Equity Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Domestic Equity Portfolios and the International Equity Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Domestic Equity Portfolios and the International Equity Portfolios could lose more than the initial margin requirements.

   The Domestic Equity Portfolios and the International Equity Portfolios entering into stock index futures are subject to equity price risk from those futures contracts.

   3. Forward Currency Contracts: The International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio may acquire and sell forward foreign currency exchange contracts in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates. Such Portfolios may into a forward contract in connection with the purchase or sale of foreign equity securities, typically to "lock in" the value of the transaction with respect to a different currency. In addition, such portfolios may, from time to time, enter into a forward contract to transfer balances from one currency to another currency. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2017 (amounts in thousands):

                                                                   Futures
                                                                   -------
      U.S. Sustainability Core 1 Portfolio........................ $3,111
      Emerging Markets Social Core Equity Portfolio...............  1,180

   The following is a summary of the location on the Portfolios' Statement of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2017:

           Derivative Type   Location of Gain (Loss) on Derivatives
           ---------------   --------------------------------------
           Equity contracts  Net Realized Gain (Loss) on: Futures

   The following is a summary of the location of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2017 (amounts in thousands):

                                                               Realized Gain (Loss) on
                                                                 Derivatives
                                                               -----------------------
                                                                          Equity
                                                               Total     Contracts
                                                               -----     ---------
  U.S. Sustainability Core 1 Portfolio*....................... $192        $192
  International Sustainability Core 1 Portfolio*..............    1           1
  International Social Core Equity Portfolio*.................  141         141
  Emerging Markets Social Core Equity Portfolio*..............    3           3

* As of April 30, 2017, there were no futures contracts outstanding. During the six months ended April 30, 2017, the Portfolios had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the six months ended April 30, 2017, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                 Weighted      Weighted    Number of   Interest Maximum Amount
                                  Average      Average        Days     Expense  Borrowed During
                               Interest Rate Loan Balance Outstanding* Incurred   the Period
                               ------------- ------------ ------------ -------- ---------------
U.S. Social Core Equity 2
  Portfolio...................     1.39%        $3,736         27        $ 4        $10,924
U.S. Sustainability Core 1
  Portfolio...................     1.41%           109          1         --            109
International Sustainability
  Core 1 Portfolio............     1.31%         3,340         10          1          8,794
International Social Core
  Equity Portfolio............     1.36%         1,779         21          1          6,498
Emerging Markets Social Core
  Equity Portfolio............     1.39%         1,870         40          3          6,416

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2017, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2017.

I. Affiliated Trades:

   Cross trades for the six months ended April 30, 2017, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2017, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio                                          Purchases Sales  Realized Gain (Loss)
---------                                          --------- ------ --------------------
U.S. Social Core Equity 2 Portfolio...............  $ 8,487  $9,614       $(1,430)
U.S. Sustainability Core 1 Portfolio..............   12,069   9,770         1,409
International Sustainability Core 1 Portfolio.....    7,109   2,379            47
International Social Core Equity Portfolio........    6,049   2,840           100
Emerging Markets Social Core Equity Portfolio.....    1,467      70            11

J. Securities Lending:

   As of April 30, 2017, the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short-and/or long-term U.S. government securities as follows (amounts in thousands):

                                                            Market
                                                            Value
             -                                              -------
             U.S. Social Core Equity 2 Portfolio........... $18,572
             U.S. Sustainability Core 1 Portfolio..........  23,248
             International Sustainability Core 1 Portfolio.   7,464
             International Social Core Equity Portfolio....     755
             Emerging Markets Social Core Equity Portfolio.  36,914

   The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                                                   Remaining Contractual Maturity of the Agreements
                                                                 As of April 30, 2017
                                               --------------------------------------------------------
                                               Overnight and            Between
                                                Continuous   <30 days 30 & 90 days >90 days    Total
                                               ------------- -------- ------------ -------- -----------
Securities Lending Transactions
U.S. Social Core Equity 2 Portfolio
 Common Stocks, Rights/Warrants...............  $71,406,098     --         --         --    $71,406,098
U.S. Sustainability Core 1 Portfolio
 Common Stocks, Rights/Warrants...............   63,628,132     --         --         --     63,628,132
International Sustainability Core 1 Portfolio
 Common Stocks, Preferred Stocks..............   54,210,233     --         --         --     54,210,233
International Social Core Equity Portfolio
 Common Stocks, Rights/Warrants...............   58,796,119     --         --         --     58,796,119
Emerging Markets Social Core Equity
  Portfolio
 Common Stocks, Rights/Warrants...............   45,492,382     --         --         --     45,492,382
DFA Social Fixed Income Portfolio
 Bonds........................................    1,718,735     --         --         --      1,718,735

K. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Other:

   At April 30, 2017, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                  Approximate
                                                                   Percentage
                                                     Number of   of Outstanding
                                                    Shareholders     Shares
                                                    ------------ --------------
 U.S. Social Core Equity 2 Portfolio...............      5             73%
 U.S. Sustainability Core 1 Portfolio..............      4             83%
 International Sustainability Core 1 Portfolio.....      4             79%
 International Social Core Equity Portfolio........      3             45%
 Emerging Markets Social Core Equity Portfolio.....      2             33%
 DFA Social Fixed Income Portfolio.................      3             95%

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19a-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following funds paid distributions to shareholders of record a portion of which is estimated to be in excess of a fund's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a fund will not be available until the end of a fund's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                  Estimated % Breakdown of Distribution Sources
                                               --------------------------------------------------
                                               Net income for the
                                                   current or        Accumulated
                                                preceding fiscal  undistributed net
                                                   year, and       profits from the     Paid-in
                                                  accumulated     sale of securities  surplus or
                                               undistributed net       or other      other capital
Portfolio Name                                       income           properties        source
--------------                                 ------------------ ------------------ -------------
U.S. Social Core Equity 2 Portfolio
   December 15, 2016..........................         91%                0%               9%
U.S. Sustainability Core 1 Portfolio
   December 15, 2016..........................         92%                0%               8%
International Sustainability Core 1 Portfolio
   December 15, 2016..........................         70%                0%              30%
International Social Core Equity Portfolio
   December 15, 2016..........................         67%                0%              33%
Emerging Markets Social Core Equity Portfolio
   December 15, 2016..........................         36%                0%              64%
DFA Social Fixed Income Portfolio
   December 14, 2016..........................         59%                0%              41%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 14-15, 2016 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment management agreements for U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043017-014S
 [LOGO]                                                              00194745

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2017 (Unaudited)

DFA Investment Dimensions Group Inc.
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio

The DFA Investment Trust Company
Tax-Managed U.S. Marketwide Value Series

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2017

Dear Fellow Shareholder,

Thank you for trusting us with your savings. All of us at Dimensional are dedicated to helping you achieve your investment goals, a responsibility we do not take lightly.

We believe the scientific underpinning of our investment approach and our efficient implementation enables us to deliver portfolios with better outcomes. By offering consistent and well-diversified investment solutions across regions and asset classes, investors and the professionals advising them can more confidently create asset allocations that satisfy their desired profiles and long-term goals.

We live in an evolving world with new data, new trading technologies, and new client needs emerging all the time. Since our founding in 1981, Dimensional has been fully committed to being on the cutting edge of incorporating knowledge and technology for even better solutions -- always centered on investors' needs.

Sincerely,

   /s/                                        /s/ Eduardo A. Repetto
   David Butler                               Eduardo Repetto
   CO-CHIEF EXECUTIVE OFFICER AND             CO-CHIEF EXECUTIVE OFFICER AND
   HEAD OF GLOBAL FINANCIAL ADVISOR SERVICES  CO-CHIEF INVESTMENT OFFICER

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                                 PAGE
                                                                                 ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES......................................   1
DFA INVESTMENT DIMENSIONS GROUP INC.
   Disclosure of Fund Expenses..................................................   2
   Disclosure of Portfolio Holdings.............................................   4
   Schedule of Investments/Summary Schedules of Portfolio Holdings
       Tax-Managed U.S. Marketwide Value Portfolio..............................   6
       Tax-Managed U.S. Equity Portfolio........................................   7
       Tax-Managed U.S. Targeted Value Portfolio................................  10
       Tax-Managed U.S. Small Cap Portfolio.....................................  13
       T.A. U.S. Core Equity 2 Portfolio........................................  16
       Tax-Managed DFA International Value Portfolio............................  19
       T.A. World ex U.S. Core Equity Portfolio.................................  23
   Statements of Assets and Liabilities.........................................  29
   Statements of Operations.....................................................  31
   Statements of Changes in Net Assets..........................................  33
   Financial Highlights.........................................................  35
   Notes to Financial Statements................................................  39
   Section 19(a) Notice.........................................................  54
THE DFA INVESTMENT TRUST COMPANY - THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
   Disclosure of Fund Expenses..................................................  55
   Disclosure of Portfolio Holdings.............................................  56
   Summary Schedule of Portfolio Holdings.......................................  57
   Statement of Assets and Liabilities..........................................  60
   Statement of Operations......................................................  61
   Statements of Changes in Net Assets..........................................  62
   Financial Highlights.........................................................  63
   Notes to Financial Statements................................................  64
VOTING PROXIES ON FUND PORTFOLIO SECURITIES.....................................  71
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS..............................  72

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Non-Annualized
(D)     Annualized
N/A     Does not apply to this Fund.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                       SIX MONTHS ENDED APRIL 30, 2017
EXPENSE TABLES
                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               11/01/16  04/30/17    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,149.70    0.37%    $1.97
Hypothetical 5% Annual Return................. $1,000.00 $1,022.96    0.37%    $1.86

TAX-MANAGED U.S. EQUITY PORTFOLIO
---------------------------------
Actual Fund Return............................ $1,000.00 $1,139.10    0.22%    $1.17
Hypothetical 5% Annual Return................. $1,000.00 $1,023.70    0.22%    $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               11/01/16  04/30/17    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
-----------------------------------------
Actual Fund Return............................ $1,000.00 $1,172.00    0.44%    $2.37
Hypothetical 5% Annual Return................. $1,000.00 $1,022.61    0.44%    $2.21

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
------------------------------------
Actual Fund Return............................ $1,000.00 $1,177.00    0.52%    $2.81
Hypothetical 5% Annual Return................. $1,000.00 $1,022.22    0.52%    $2.61

T.A. U.S. CORE EQUITY 2 PORTFOLIO
---------------------------------
Actual Fund Return............................ $1,000.00 $1,150.30    0.23%    $1.23
Hypothetical 5% Annual Return................. $1,000.00 $1,023.65    0.23%    $1.15

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,114.50    0.52%    $2.73
Hypothetical 5% Annual Return................. $1,000.00 $1,022.22    0.52%    $2.61

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,115.00    0.41%    $2.15
Hypothetical 5% Annual Return................. $1,000.00 $1,022.76    0.41%    $2.06

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                                 AFFILIATED INVESTMENT COMPANY
                                                 -----------------------------
  Tax-Managed U.S. Marketwide Value Portfolio...             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

         TAX-MANAGED U.S. EQUITY PORTFOLIO
Consumer Discretionary.......................  13.5%
Consumer Staples.............................   8.8%
Energy.......................................   6.1%
Financials...................................  15.0%
Health Care..................................  13.7%
Industrials..................................  11.2%
Information Technology.......................  22.6%
Materials....................................   3.4%
Real Estate..................................   0.2%
Telecommunication Services...................   2.2%
Utilities....................................   3.3%
                                              -----
                                              100.0%

     TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
Consumer Discretionary.......................  14.1%
Consumer Staples.............................   3.8%
Energy.......................................   7.0%
Financials...................................  27.3%
Health Care..................................   5.5%
Industrials..................................  21.6%
Information Technology.......................  12.8%
Materials....................................   6.5%
Real Estate..................................   0.3%
Telecommunication Services...................   0.8%
Utilities....................................   0.3%
                                              -----
                                              100.0%

       TAX-MANAGED U.S. SMALL CAP PORTFOLIO
Consumer Discretionary.......................  15.7%
Consumer Staples.............................   4.3%
Energy.......................................   4.5%
Financials...................................  21.7%
Health Care..................................   7.9%
Industrials..................................  19.8%
Information Technology.......................  15.1%
Materials....................................   5.7%
Real Estate..................................   0.4%
Telecommunication Services...................   1.1%
Utilities....................................   3.8%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


         T.A. U.S. CORE EQUITY 2 PORTFOLIO
Consumer Discretionary.......................  15.2%
Consumer Staples.............................   6.9%
Energy.......................................   5.4%
Financials...................................  19.0%
Health Care..................................  10.8%
Industrials..................................  14.5%
Information Technology.......................  18.6%
Materials....................................   4.7%
Real Estate..................................   0.4%
Telecommunication Services...................   2.6%
Utilities....................................   1.9%
                                              -----
                                              100.0%

   TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
Consumer Discretionary.......................  13.6%
Consumer Staples.............................   2.1%
Energy.......................................  14.2%
Financials...................................  33.5%
Health Care..................................   1.8%
Industrials..................................   9.4%
Information Technology.......................   3.2%
Materials....................................  14.6%
Real Estate..................................   2.3%
Telecommunication Services...................   3.8%
Utilities....................................   1.5%
                                              -----
                                              100.0%

     T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
Consumer Discretionary.......................  15.1%
Consumer Staples.............................   7.4%
Energy.......................................   6.3%
Financials...................................  18.4%
Health Care..................................   5.1%
Industrials..................................  16.6%
Information Technology.......................   9.4%
Materials....................................  12.8%
Real Estate..................................   3.1%
Telecommunication Services...................   2.9%
Utilities....................................   2.9%
                                              -----
                                              100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Tax-Managed U.S. Marketwide Value Series of
   The DFA Investment Trust Company............................. $4,557,932,547
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $2,549,038,572)..................................... $4,557,932,547
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                 PERCENTAGE
                                         SHARES      VALUE+    OF NET ASSETS**
                                         ------      ------    ---------------
 COMMON STOCKS -- (94.5%)
 Consumer Discretionary -- (12.7%)
 *   Amazon.com, Inc...................    52,271 $ 48,350,152            1.6%
     Comcast Corp. Class A.............   611,369   23,959,551            0.8%
     Home Depot, Inc. (The)............   157,438   24,576,072            0.8%
     McDonald's Corp...................   107,190   14,999,097            0.5%
 *   Priceline Group, Inc. (The).......     6,433   11,880,593            0.4%
     Walt Disney Co. (The).............   193,192   22,332,995            0.8%
     Other Securities..................            258,310,951            8.4%
                                                  ------------           -----
 Total Consumer Discretionary..........            404,409,411           13.3%
                                                  ------------           -----
 Consumer Staples -- (8.3%)
     Altria Group, Inc.................   250,577   17,986,417            0.6%
     Coca-Cola Co. (The)...............   520,635   22,465,400            0.7%
     PepsiCo, Inc......................   184,269   20,873,992            0.7%
     Philip Morris International, Inc..   195,465   21,665,341            0.7%
     Procter & Gamble Co. (The)........   331,775   28,973,911            1.0%
     Wal-Mart Stores, Inc..............   198,027   14,887,670            0.5%
     Other Securities..................            136,750,584            4.5%
                                                  ------------           -----
 Total Consumer Staples................            263,603,315            8.7%
                                                  ------------           -----
 Energy -- (5.8%)
     Chevron Corp......................   246,104   26,259,297            0.9%
     Exxon Mobil Corp..................   528,602   43,160,353            1.4%
     Schlumberger, Ltd.................   179,668   13,042,100            0.4%
     Other Securities..................            101,168,215            3.3%
                                                  ------------           -----
 Total Energy..........................            183,629,965            6.0%
                                                  ------------           -----
 Financials -- (14.2%)
     Bank of America Corp.............. 1,297,638   30,286,871            1.0%
 *   Berkshire Hathaway, Inc. Class B..   246,121   40,661,650            1.4%
     Citigroup, Inc....................   366,966   21,695,030            0.7%
     JPMorgan Chase & Co...............   463,836   40,353,732            1.3%
     Wells Fargo & Co..................   618,169   33,282,219            1.1%
     Other Securities..................            284,349,853            9.4%
                                                  ------------           -----
 Total Financials......................            450,629,355           14.9%
                                                  ------------           -----
 Health Care -- (12.9%)
     AbbVie, Inc.......................   205,939   13,579,618            0.5%
     Allergan P.L.C....................    47,018   11,465,809            0.4%
     Amgen, Inc........................    92,185   15,055,654            0.5%
     Bristol-Myers Squibb Co...........   207,633   11,637,830            0.4%
 *   Celgene Corp......................    98,660   12,238,773            0.4%
     Johnson & Johnson.................   349,199   43,115,601            1.4%
     Medtronic P.L.C...................   174,527   14,501,448            0.5%
     Merck & Co., Inc..................   353,370   22,025,552            0.7%
     Pfizer, Inc.......................   767,124   26,020,846            0.9%
     UnitedHealth Group, Inc...........   123,733   21,638,427            0.7%
     Other Securities..................            217,958,998            7.1%
                                                  ------------           -----
 Total Health Care.....................            409,238,556           13.5%
                                                  ------------           -----
 Industrials -- (10.6%)
     3M Co.............................    76,866   15,052,669            0.5%
     Boeing Co. (The)..................    75,795   14,009,190            0.5%
     General Electric Co............... 1,136,991   32,961,369            1.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Honeywell International, Inc..................................     91,785 $   12,036,685            0.4%
      Union Pacific Corp............................................    105,247     11,783,454            0.4%
      United Technologies Corp......................................     99,010     11,781,200            0.4%
      Other Securities..............................................               239,362,038            7.8%
                                                                                --------------          ------
Total Industrials...................................................               336,986,605           11.1%
                                                                                --------------          ------
Information Technology -- (21.4%)
*     Alphabet, Inc. Class A........................................     38,439     35,537,624            1.2%
*     Alphabet, Inc. Class C........................................     40,254     36,468,514            1.2%
      Apple, Inc....................................................    680,095     97,695,647            3.2%
      Broadcom, Ltd.................................................     51,636     11,401,745            0.4%
      Cisco Systems, Inc............................................    641,996     21,872,804            0.7%
*     Facebook, Inc. Class A........................................    305,279     45,868,170            1.5%
      Intel Corp....................................................    612,023     22,124,631            0.7%
      International Business Machines Corp..........................    116,135     18,615,279            0.6%
      Mastercard, Inc. Class A......................................    122,789     14,282,816            0.5%
      Microsoft Corp................................................    949,929     65,032,139            2.2%
      Oracle Corp...................................................    397,281     17,861,754            0.6%
#     Visa, Inc. Class A............................................    238,591     21,764,271            0.7%
      Other Securities..............................................               269,889,775            8.9%
                                                                                --------------          ------
Total Information Technology........................................               678,415,169           22.4%
                                                                                --------------          ------
Materials -- (3.2%)
      Other Securities..............................................               101,202,827            3.3%
                                                                                --------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                 5,453,095            0.2%
                                                                                --------------          ------
Telecommunication Services -- (2.1%)
      AT&T, Inc.....................................................    794,531     31,487,264            1.1%
      Verizon Communications, Inc...................................    524,895     24,097,929            0.8%
      Other Securities..............................................                10,208,697            0.3%
                                                                                --------------          ------
Total Telecommunication Services....................................                65,793,890            2.2%
                                                                                --------------          ------
Utilities -- (3.1%)
      Other Securities..............................................                99,385,182            3.3%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             2,998,747,370           98.9%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    45,906            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             2,998,793,276
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 30,211,367     30,211,367            1.0%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund................................ 12,508,803    144,764,374            4.8%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,648,910,248)...........................................              $3,173,769,017          104.7%
                                                                                ==============          ======

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary................. $  404,402,233 $      7,178   --    $  404,409,411
 Consumer Staples.......................    263,603,315           --   --       263,603,315
 Energy.................................    183,629,965           --   --       183,629,965
 Financials.............................    450,629,355           --   --       450,629,355
 Health Care............................    409,238,556           --   --       409,238,556
 Industrials............................    336,986,605           --   --       336,986,605
 Information Technology.................    678,415,169           --   --       678,415,169
 Materials..............................    101,202,827           --   --       101,202,827
 Real Estate............................      5,453,095           --   --         5,453,095
 Telecommunication Services.............     65,793,890           --   --        65,793,890
 Utilities..............................     99,385,182           --   --        99,385,182
Rights/Warrants.........................             --       45,906   --            45,906
Temporary Cash Investments..............     30,211,367           --   --        30,211,367
Securities Lending Collateral...........             --  144,764,374   --       144,764,374
Futures Contracts**.....................        174,511           --   --           174,511
                                         -------------- ------------   --    --------------
TOTAL................................... $3,029,126,070 $144,817,458   --    $3,173,943,528
                                         ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS**
                                                        ------       ------     ---------------
COMMON STOCKS -- (88.1%)
Consumer Discretionary -- (12.4%)
#   CalAtlantic Group, Inc............................   385,075 $   13,947,417            0.3%
#   Kohl's Corp.......................................   403,912     15,764,685            0.4%
    PulteGroup, Inc................................... 1,191,748     27,016,927            0.6%
    Staples, Inc...................................... 1,561,291     15,253,813            0.4%
#   Toll Brothers, Inc................................   833,225     29,987,768            0.7%
#   Wendy's Co. (The)................................. 1,242,950     18,321,083            0.4%
    Other Securities..................................              489,456,048           11.2%
                                                                 --------------           -----
Total Consumer Discretionary..........................              609,747,741           14.0%
                                                                 --------------           -----
Consumer Staples -- (3.3%)
    Fresh Del Monte Produce, Inc......................   253,809     15,558,492            0.4%
#*  Post Holdings, Inc................................   241,453     20,327,928            0.5%
    Other Securities..................................              127,949,898            2.9%
                                                                 --------------           -----
Total Consumer Staples................................              163,836,318            3.8%
                                                                 --------------           -----
Energy -- (6.2%)
#   Helmerich & Payne, Inc............................   299,637     18,169,988            0.4%
#   HollyFrontier Corp................................   666,222     18,747,487            0.4%
#   Murphy Oil Corp...................................   644,276     16,867,146            0.4%
#*  Transocean, Ltd................................... 1,338,971     14,768,850            0.4%
    Other Securities..................................              233,967,549            5.4%
                                                                 --------------           -----
Total Energy..........................................              302,521,020            7.0%
                                                                 --------------           -----
Financials -- (24.0%)
    Allied World Assurance Co. Holdings AG............   454,224     24,114,752            0.6%
    American Financial Group, Inc.....................   294,639     28,671,321            0.7%
    Assurant, Inc.....................................   319,133     30,713,360            0.7%
    Assured Guaranty, Ltd.............................   448,331     17,094,861            0.4%
    Axis Capital Holdings, Ltd........................   324,451     21,381,321            0.5%
    CNO Financial Group, Inc.......................... 1,201,584     25,317,375            0.6%
#   Legg Mason, Inc...................................   367,311     13,730,085            0.3%
    Old Republic International Corp...................   794,513     16,430,529            0.4%
    PacWest Bancorp...................................   281,878     13,921,954            0.3%
#   People's United Financial, Inc.................... 1,234,646     21,569,266            0.5%
#   Prosperity Bancshares, Inc........................   202,126     13,582,867            0.3%
    Reinsurance Group of America, Inc.................   203,201     25,408,253            0.6%
#   RenaissanceRe Holdings, Ltd.......................   149,605     21,269,343            0.5%
    Validus Holdings, Ltd.............................   273,291     15,107,526            0.4%
#   WR Berkley Corp...................................   223,655     15,204,067            0.4%
#   Zions Bancorporation..............................   770,717     30,851,802            0.7%
    Other Securities..................................              844,595,389           19.3%
                                                                 --------------           -----
Total Financials......................................            1,178,964,071           27.2%
                                                                 --------------           -----
Health Care -- (4.8%)
#*  Molina Healthcare, Inc............................   291,138     14,495,761            0.3%
    Other Securities..................................              221,723,291            5.1%
                                                                 --------------           -----
Total Health Care.....................................              236,219,052            5.4%
                                                                 --------------           -----
Industrials -- (19.0%)
*   AECOM.............................................   585,075     20,015,416            0.5%
    AGCO Corp.........................................   272,879     17,461,527            0.4%
    AMERCO............................................    64,113     24,007,754            0.6%
#*  Genesee & Wyoming, Inc. Class A...................   209,015     14,162,856            0.3%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Jacobs Engineering Group, Inc.................................    506,759 $   27,831,204            0.6%
*     JetBlue Airways Corp..........................................  1,410,800     30,797,764            0.7%
#*    Kirby Corp....................................................    191,966     13,552,800            0.3%
      Owens Corning.................................................    367,806     22,380,995            0.5%
*     Quanta Services, Inc..........................................    605,602     21,462,535            0.5%
      Ryder System, Inc.............................................    233,530     15,859,022            0.4%
#     Trinity Industries, Inc.......................................    637,050     17,136,645            0.4%
      Other Securities..............................................               706,715,981           16.2%
                                                                                --------------          ------
Total Industrials...................................................               931,384,499           21.4%
                                                                                --------------          ------
Information Technology -- (11.3%)
*     Arrow Electronics, Inc........................................    414,304     29,208,432            0.7%
      Avnet, Inc....................................................    456,091     17,646,161            0.4%
*     CACI International, Inc. Class A..............................    127,408     15,034,144            0.4%
      Jabil Circuit, Inc............................................    608,732     17,665,403            0.4%
      Marvell Technology Group, Ltd.................................    938,136     14,090,803            0.3%
      MKS Instruments, Inc..........................................    172,747     13,517,453            0.3%
      SYNNEX Corp...................................................    181,005     19,626,372            0.5%
#*    Tech Data Corp................................................    163,716     15,659,435            0.4%
      Other Securities..............................................               412,144,735            9.4%
                                                                                --------------          ------
Total Information Technology........................................               554,592,938           12.8%
                                                                                --------------          ------
Materials -- (5.8%)
      Reliance Steel & Aluminum Co..................................    236,532     18,643,452            0.4%
      Steel Dynamics, Inc...........................................    585,303     21,152,850            0.5%
      Other Securities..............................................               242,960,067            5.6%
                                                                                --------------          ------
Total Materials.....................................................               282,756,369            6.5%
                                                                                --------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                13,940,013            0.3%
                                                                                --------------          ------
Telecommunication Services -- (0.7%)
      Other Securities..............................................                34,745,675            0.8%
                                                                                --------------          ------
Utilities -- (0.3%)
      Other Securities..............................................                14,132,186            0.3%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             4,322,839,882           99.5%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             4,322,839,882
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 22,664,542     22,664,542            0.5%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (11.4%)
(S)@  DFA Short Term Investment Fund................................ 48,558,611    561,968,800           13.0%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,145,616,131)...........................................              $4,907,473,224          113.0%
                                                                                ==============          ======

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary................. $  609,539,961 $    207,780   --    $  609,747,741
 Consumer Staples.......................    163,836,318           --   --       163,836,318
 Energy.................................    302,521,020           --   --       302,521,020
 Financials.............................  1,178,964,071           --   --     1,178,964,071
 Health Care............................    236,219,052           --   --       236,219,052
 Industrials............................    931,384,499           --   --       931,384,499
 Information Technology.................    554,592,938           --   --       554,592,938
 Materials..............................    282,756,369           --   --       282,756,369
 Real Estate............................     13,940,013           --   --        13,940,013
 Telecommunication Services.............     34,745,675           --   --        34,745,675
 Utilities..............................     14,132,186           --   --        14,132,186
Temporary Cash Investments..............     22,664,542           --   --        22,664,542
Securities Lending Collateral...........             --  561,968,800   --       561,968,800
                                         -------------- ------------   --    --------------
TOTAL................................... $4,345,296,644 $562,176,580   --    $4,907,473,224
                                         ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                               PERCENTAGE
                                        SHARES     VALUE+    OF NET ASSETS**
                                        ------     ------    ---------------
   COMMON STOCKS -- (83.0%)
   Consumer Discretionary -- (13.0%)
   #*  Grand Canyon Education, Inc.....  78,329 $  5,887,208            0.2%
   #   Papa John's International, Inc..  84,897    6,711,957            0.3%
       Thor Industries, Inc............  67,583    6,500,133            0.2%
       Other Securities................          400,207,156           14.9%
                                                ------------           -----
   Total Consumer Discretionary........          419,306,454           15.6%
                                                ------------           -----
   Consumer Staples -- (3.6%)
   #   National Beverage Corp..........  81,150    7,189,078            0.3%
       Other Securities................          107,939,896            4.0%
                                                ------------           -----
   Total Consumer Staples..............          115,128,974            4.3%
                                                ------------           -----
   Energy -- (3.8%)
   #   Patterson-UTI Energy, Inc....... 258,733    5,600,276            0.2%
       Other Securities................          116,091,776            4.3%
                                                ------------           -----
   Total Energy........................          121,692,052            4.5%
                                                ------------           -----
   Financials -- (18.0%)
       Aspen Insurance Holdings, Ltd... 107,094    5,606,371            0.2%
       Associated Banc-Corp............ 252,334    6,283,117            0.2%
       BancorpSouth, Inc............... 203,866    6,207,720            0.2%
       Cathay General Bancorp.......... 196,272    7,468,150            0.3%
       CNO Financial Group, Inc........ 336,171    7,083,123            0.3%
   #   First Horizon National Corp..... 360,615    6,617,285            0.3%
       FNB Corp........................ 510,840    7,274,362            0.3%
       Fulton Financial Corp........... 353,155    6,515,710            0.2%
       Hancock Holding Co.............. 121,742    5,685,351            0.2%
   #   Home BancShares, Inc............ 237,604    6,047,022            0.2%
       Hope Bancorp, Inc............... 309,896    5,674,196            0.2%
   #   Primerica, Inc..................  81,641    6,841,516            0.3%
       PrivateBancorp, Inc............. 127,334    7,356,085            0.3%
       ProAssurance Corp...............  98,470    6,095,293            0.2%
   #   Sterling Bancorp................ 292,357    6,797,300            0.3%
       TCF Financial Corp.............. 354,252    5,848,701            0.2%
       UMB Financial Corp..............  77,529    5,620,077            0.2%
   #   United Bankshares, Inc.......... 162,418    6,480,478            0.2%
       Valley National Bancorp......... 555,117    6,528,176            0.2%
       Washington Federal, Inc......... 213,015    7,178,605            0.3%
   #   Webster Financial Corp.......... 144,207    7,327,158            0.3%
       Wintrust Financial Corp.........  82,462    5,843,257            0.2%
       Other Securities................          438,081,332           16.3%
                                                ------------           -----
   Total Financials....................          580,460,385           21.6%
                                                ------------           -----
   Health Care -- (6.6%)
       Cantel Medical Corp.............  83,217    6,192,177            0.2%
       Hill-Rom Holdings, Inc..........  87,296    6,603,069            0.3%
   *   Masimo Corp.....................  68,195    7,006,354            0.3%
   *   Prestige Brands Holdings, Inc... 110,081    6,319,750            0.2%
       Other Securities................          186,274,686            6.9%
                                                ------------           -----
   Total Health Care...................          212,396,036            7.9%
                                                ------------           -----
   Industrials -- (16.4%)
   #*  Dycom Industries, Inc...........  72,056    7,613,437            0.3%
       EMCOR Group, Inc................  92,777    6,099,160            0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      EnerSys.......................................................     68,976 $    5,732,595            0.2%
#*    Hawaiian Holdings, Inc........................................    116,041      6,301,026            0.2%
      Regal Beloit Corp.............................................     76,789      6,054,813            0.2%
      Timken Co. (The)..............................................    121,901      5,881,723            0.2%
      Other Securities..............................................               491,285,601           18.4%
                                                                                --------------          ------
Total Industrials...................................................               528,968,355           19.7%
                                                                                --------------          ------
Information Technology -- (12.5%)
*     Advanced Energy Industries, Inc...............................     84,224      6,215,731            0.2%
#*    Cirrus Logic, Inc.............................................    125,945      8,104,561            0.3%
*     Coherent, Inc.................................................     39,417      8,498,305            0.3%
      Fair Isaac Corp...............................................     47,990      6,501,685            0.2%
      MKS Instruments, Inc..........................................     93,116      7,286,327            0.3%
#     Monolithic Power Systems, Inc.................................     65,929      6,032,503            0.2%
      SYNNEX Corp...................................................     51,712      5,607,132            0.2%
#*    Tech Data Corp................................................     67,291      6,436,384            0.2%
      Other Securities..............................................               348,254,376           13.1%
                                                                                --------------          ------
Total Information Technology........................................               402,937,004           15.0%
                                                                                --------------          ------
Materials -- (4.7%)
      Sensient Technologies Corp....................................     73,966      6,050,419            0.2%
#     United States Steel Corp......................................    315,227      7,035,867            0.3%
      Other Securities..............................................               139,022,125            5.2%
                                                                                --------------          ------
Total Materials.....................................................               152,108,411            5.7%
                                                                                --------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                11,851,145            0.5%
                                                                                --------------          ------
Telecommunication Services -- (0.9%)
      Other Securities..............................................                30,319,437            1.1%
                                                                                --------------          ------
Utilities -- (3.1%)
      New Jersey Resources Corp.....................................    145,601      5,875,000            0.2%
      Southwest Gas Holdings, Inc...................................     70,456      5,901,395            0.2%
#     WGL Holdings, Inc.............................................     82,214      6,779,366            0.3%
      Other Securities..............................................                83,022,627            3.1%
                                                                                --------------          ------
Total Utilities.....................................................               101,578,388            3.8%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             2,676,746,641           99.7%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             2,676,746,641
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%.......................................................  6,486,660      6,486,660            0.2%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (16.8%)
(S)@  DFA Short Term Investment Fund................................ 46,734,380    540,856,986           20.2%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,018,794,683)...........................................              $3,224,090,287          120.1%
                                                                                ==============          ======

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary................. $  419,183,495 $    122,959   --    $  419,306,454
 Consumer Staples.......................    115,128,974           --   --       115,128,974
 Energy.................................    121,692,052           --   --       121,692,052
 Financials.............................    580,460,385           --   --       580,460,385
 Health Care............................    212,396,036           --   --       212,396,036
 Industrials............................    528,968,355           --   --       528,968,355
 Information Technology.................    402,937,004           --   --       402,937,004
 Materials..............................    152,108,411           --   --       152,108,411
 Real Estate............................     11,851,145           --   --        11,851,145
 Telecommunication Services.............     30,319,437           --   --        30,319,437
 Utilities..............................    101,578,388           --   --       101,578,388
Temporary Cash Investments..............      6,486,660           --   --         6,486,660
Securities Lending Collateral...........             --  540,856,986   --       540,856,986
                                         -------------- ------------   --    --------------
TOTAL................................... $2,683,110,342 $540,979,945   --    $3,224,090,287
                                         ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS**
                                              ------       ------     ---------------
COMMON STOCKS -- (89.6%)
Consumer Discretionary -- (13.6%)
*   Amazon.com, Inc.........................    41,906 $   38,762,631            0.5%
*   Charter Communications, Inc. Class A....    76,071     26,256,666            0.4%
    Comcast Corp. Class A................... 2,060,356     80,745,352            1.1%
    Ford Motor Co........................... 1,604,855     18,407,687            0.3%
    General Motors Co.......................   614,834     21,297,850            0.3%
    Lowe's Cos., Inc........................   216,161     18,347,746            0.3%
    Time Warner, Inc........................   259,315     25,742,200            0.4%
    Walt Disney Co. (The)...................   365,590     42,262,204            0.6%
    Other Securities........................              843,494,653           11.3%
                                                       --------------           -----
Total Consumer Discretionary................            1,115,316,989           15.2%
                                                       --------------           -----
Consumer Staples -- (6.1%)
    Coca-Cola Co. (The).....................   484,883     20,922,701            0.3%
    CVS Health Corp.........................   339,252     27,967,935            0.4%
    Mondelez International, Inc. Class A....   418,428     18,841,813            0.3%
    Procter & Gamble Co. (The)..............   458,732     40,061,066            0.6%
    Wal-Mart Stores, Inc....................   646,740     48,621,913            0.7%
    Walgreens Boots Alliance, Inc...........   285,393     24,697,910            0.3%
    Other Securities........................              320,929,916            4.2%
                                                       --------------           -----
Total Consumer Staples......................              502,043,254            6.8%
                                                       --------------           -----
Energy -- (4.9%)
    Chevron Corp............................   426,870     45,547,029            0.6%
    Exxon Mobil Corp........................   943,449     77,032,611            1.1%
    Schlumberger, Ltd.......................   268,580     19,496,222            0.3%
    Other Securities........................              257,119,792            3.4%
                                                       --------------           -----
Total Energy................................              399,195,654            5.4%
                                                       --------------           -----
Financials -- (17.0%)
    American Express Co.....................   259,492     20,564,741            0.3%
    Bank of America Corp.................... 2,292,857     53,515,282            0.7%
*   Berkshire Hathaway, Inc. Class B........   159,711     26,385,854            0.4%
    Citigroup, Inc..........................   618,174     36,546,447            0.5%
    Goldman Sachs Group, Inc. (The).........    92,294     20,655,397            0.3%
    JPMorgan Chase & Co..................... 1,040,250     90,501,750            1.2%
    U.S. Bancorp............................   445,407     22,840,471            0.3%
    Wells Fargo & Co........................ 1,359,402     73,190,204            1.0%
    Other Securities........................            1,050,188,914           14.2%
                                                       --------------           -----
Total Financials............................            1,394,389,060           18.9%
                                                       --------------           -----
Health Care -- (9.6%)
    Abbott Laboratories.....................   436,158     19,033,935            0.3%
    Amgen, Inc..............................   109,613     17,901,995            0.3%
    Johnson & Johnson.......................   426,273     52,631,927            0.7%
    Medtronic P.L.C.........................   231,378     19,225,198            0.3%
    Merck & Co., Inc........................   600,469     37,427,233            0.5%
    Pfizer, Inc............................. 1,584,515     53,746,749            0.7%
    UnitedHealth Group, Inc.................   234,939     41,086,132            0.6%
    Other Securities........................              548,779,424            7.3%
                                                       --------------           -----
Total Health Care...........................              789,832,593           10.7%
                                                       --------------           -----
Industrials -- (13.0%)
    FedEx Corp..............................    96,271     18,262,609            0.3%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      General Electric Co...........................................  1,383,002 $   40,093,228            0.6%
      Union Pacific Corp............................................    237,535     26,594,419            0.4%
      United Technologies Corp......................................    294,265     35,014,592            0.5%
      Other Securities..............................................               945,366,530           12.7%
                                                                                --------------          ------
Total Industrials...................................................             1,065,331,378           14.5%
                                                                                --------------          ------
Information Technology -- (16.7%)
*     Alphabet, Inc. Class A........................................     34,523     31,917,204            0.4%
*     Alphabet, Inc. Class C........................................     36,168     32,766,761            0.5%
      Apple, Inc....................................................  1,125,427    161,667,589            2.2%
      Cisco Systems, Inc............................................  1,672,490     56,981,734            0.8%
*     Facebook, Inc. Class A........................................    197,065     29,609,016            0.4%
      Intel Corp....................................................  1,852,635     66,972,755            0.9%
*     Micron Technology, Inc........................................    649,261     17,965,052            0.3%
      Microsoft Corp................................................  1,187,445     81,292,485            1.1%
      Oracle Corp...................................................    481,175     21,633,628            0.3%
      QUALCOMM, Inc.................................................    467,869     25,143,280            0.4%
#     Visa, Inc. Class A............................................    285,324     26,027,255            0.4%
      Other Securities..............................................               815,061,932           10.9%
                                                                                --------------          ------
Total Information Technology........................................             1,367,038,691           18.6%
                                                                                --------------          ------
Materials -- (4.2%)
      Dow Chemical Co. (The)........................................    290,047     18,214,952            0.3%
      Other Securities..............................................               328,999,939            4.4%
                                                                                --------------          ------
Total Materials.....................................................               347,214,891            4.7%
                                                                                --------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                29,740,484            0.4%
                                                                                --------------          ------
Telecommunication Services -- (2.4%)
      AT&T, Inc.....................................................  2,748,800    108,934,944            1.5%
      Verizon Communications, Inc...................................    830,314     38,119,716            0.5%
      Other Securities..............................................                45,227,376            0.6%
                                                                                --------------          ------
Total Telecommunication Services....................................               192,282,036            2.6%
                                                                                --------------          ------
Utilities -- (1.7%)
      Other Securities..............................................               138,067,723            1.9%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             7,340,452,753           99.7%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                   118,267            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             7,340,571,020
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 30,660,931     30,660,931            0.4%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@  DFA Short Term Investment Fund................................ 71,256,698    824,653,765           11.2%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,146,013,476)...........................................              $8,195,885,716          111.3%
                                                                                ==============          ======

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary................. $1,115,243,514 $     73,475   --    $1,115,316,989
 Consumer Staples.......................    502,043,254           --   --       502,043,254
 Energy.................................    399,195,654           --   --       399,195,654
 Financials.............................  1,394,389,060           --   --     1,394,389,060
 Health Care............................    789,832,593           --   --       789,832,593
 Industrials............................  1,065,331,378           --   --     1,065,331,378
 Information Technology.................  1,367,038,691           --   --     1,367,038,691
 Materials..............................    347,214,891           --   --       347,214,891
 Real Estate............................     29,740,484           --   --        29,740,484
 Telecommunication Services.............    192,282,036           --   --       192,282,036
 Utilities..............................    138,067,723           --   --       138,067,723
Rights/Warrants.........................             --      118,267   --           118,267
Temporary Cash Investments..............     30,660,931           --   --        30,660,931
Securities Lending Collateral...........             --  824,653,765   --       824,653,765
                                         -------------- ------------   --    --------------
TOTAL................................... $7,371,040,209 $824,845,507   --    $8,195,885,716
                                         ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                      PERCENTAGE
                                              SHARES     VALUE++    OF NET ASSETS**
                                              ------     -------    ---------------
COMMON STOCKS -- (98.0%)
AUSTRALIA -- (6.4%)
    Australia & New Zealand Banking Group,
     Ltd.................................... 1,911,673 $ 46,795,802            1.4%
    BHP Billiton, Ltd....................... 1,783,876   31,760,009            0.9%
#   BHP Billiton, Ltd. Sponsored ADR........   593,811   21,139,672            0.6%
    Woodside Petroleum, Ltd.................   864,632   20,812,962            0.6%
    Other Securities........................             97,774,935            2.9%
                                                       ------------           -----
TOTAL AUSTRALIA.............................            218,283,380            6.4%
                                                       ------------           -----

AUSTRIA -- (0.1%)
    Other Securities........................              3,792,076            0.1%
                                                       ------------           -----

BELGIUM -- (1.1%)
    Other Securities........................             36,120,019            1.1%
                                                       ------------           -----

CANADA -- (8.0%)
    Bank of Montreal........................   550,366   38,993,431            1.1%
    Manulife Financial Corp.................   827,157   14,506,530            0.4%
    Suncor Energy, Inc...................... 1,023,634   32,080,193            0.9%
    Other Securities........................            187,024,525            5.5%
                                                       ------------           -----
TOTAL CANADA................................            272,604,679            7.9%
                                                       ------------           -----

DENMARK -- (1.8%)
    Vestas Wind Systems A.S.................   201,250   17,316,865            0.5%
    Other Securities........................             44,778,966            1.3%
                                                       ------------           -----
TOTAL DENMARK...............................             62,095,831            1.8%
                                                       ------------           -----

FINLAND -- (0.9%)
    Other Securities........................             32,423,369            0.9%
                                                       ------------           -----

FRANCE -- (10.1%)
    AXA SA..................................   584,162   15,585,516            0.5%
    BNP Paribas SA..........................   733,922   51,798,147            1.5%
    Cie de Saint-Gobain.....................   270,899   14,616,850            0.4%
    Engie SA................................ 1,220,619   17,210,777            0.5%
    Orange SA............................... 1,778,494   27,526,350            0.8%
    Renault SA..............................   253,272   23,617,898            0.7%
    Societe Generale SA.....................   590,348   32,370,351            0.9%
    Total SA................................ 1,648,530   84,624,314            2.5%
    Other Securities........................             78,269,664            2.2%
                                                       ------------           -----
TOTAL FRANCE................................            345,619,867           10.0%
                                                       ------------           -----

GERMANY -- (7.4%)
    Allianz SE..............................   217,369   41,382,188            1.2%
    Bayerische Motoren Werke AG.............   291,133   27,815,358            0.8%
    Daimler AG..............................   787,995   58,716,883            1.7%
    Other Securities........................            126,865,456            3.7%
                                                       ------------           -----
TOTAL GERMANY...............................            254,779,885            7.4%
                                                       ------------           -----

HONG KONG -- (2.7%)
    CK Hutchison Holdings, Ltd.............. 1,836,848   22,937,244            0.7%
    Other Securities........................             70,570,019            2.0%
                                                       ------------           -----
TOTAL HONG KONG.............................             93,507,263            2.7%
                                                       ------------           -----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                               ------     -------    ---------------
IRELAND -- (0.3%)
    Other Securities........................            $ 10,885,290            0.3%
                                                        ------------           -----

ISRAEL -- (0.4%)
    Other Securities........................              14,149,452            0.4%
                                                        ------------           -----

ITALY -- (1.6%)
*   UniCredit SpA...........................  1,284,976   20,922,604            0.6%
    Other Securities........................              32,665,971            1.0%
                                                        ------------           -----
TOTAL ITALY.................................              53,588,575            1.6%
                                                        ------------           -----

JAPAN -- (21.7%)
    Hitachi, Ltd............................  3,678,000   20,318,625            0.6%
    Honda Motor Co., Ltd....................  1,240,000   36,091,014            1.1%
    Mitsubishi UFJ Financial Group, Inc.....  4,778,634   30,280,259            0.9%
    Mizuho Financial Group, Inc............. 16,891,000   30,875,547            0.9%
    Nissan Motor Co., Ltd...................  1,904,600   18,142,400            0.5%
    Sumitomo Electric Industries, Ltd.......    887,900   14,501,133            0.4%
    Sumitomo Mitsui Financial Group, Inc....    900,727   33,444,546            1.0%
    Toyota Motor Corp.......................    604,188   32,699,110            1.0%
    Other Securities........................             527,221,682           15.2%
                                                        ------------           -----
TOTAL JAPAN.................................             743,574,316           21.6%
                                                        ------------           -----

NETHERLANDS -- (3.0%)
    ING Groep NV............................  1,774,374   28,921,455            0.8%
    Koninklijke DSM NV......................    211,171   15,111,017            0.4%
    Other Securities........................              60,016,631            1.8%
                                                        ------------           -----
TOTAL NETHERLANDS...........................             104,049,103            3.0%
                                                        ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................               4,017,647            0.1%
                                                        ------------           -----

NORWAY -- (0.6%)
    Other Securities........................              21,268,802            0.6%
                                                        ------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................               1,309,353            0.0%
                                                        ------------           -----

SINGAPORE -- (1.0%)
    Other Securities........................              32,474,513            1.0%
                                                        ------------           -----

SPAIN -- (3.1%)
    Banco Santander SA...................... 10,587,957   69,000,887            2.0%
    Other Securities........................              37,759,032            1.1%
                                                        ------------           -----
TOTAL SPAIN.................................             106,759,919            3.1%
                                                        ------------           -----

SWEDEN -- (2.7%)
    Nordea Bank AB..........................  2,293,526   28,207,647            0.8%
    Other Securities........................              62,935,451            1.9%
                                                        ------------           -----
TOTAL SWEDEN................................              91,143,098            2.7%
                                                        ------------           -----

SWITZERLAND -- (7.7%)
    Cie Financiere Richemont SA.............    336,422   28,110,911            0.8%
    Novartis AG.............................    401,115   30,879,864            0.9%
    Swatch Group AG (The)...................     39,176   15,673,085            0.4%
    Swiss Re AG.............................    347,731   30,245,398            0.9%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                 SHARES      VALUE++     OF NET ASSETS**
                                                 ------      -------     ---------------
SWITZERLAND -- (Continued)
      UBS Group AG............................  1,117,685 $   19,079,817            0.5%
      Zurich Insurance Group AG...............    123,852     34,274,586            1.0%
      Other Securities........................               104,366,161            3.1%
                                                          --------------           -----
TOTAL SWITZERLAND.............................               262,629,822            7.6%
                                                          --------------           -----

UNITED KINGDOM -- (17.3%)
*     Anglo American P.L.C....................  1,223,422     17,516,281            0.5%
      BP P.L.C. Sponsored ADR.................  2,938,940    100,864,430            2.9%
*     Glencore P.L.C.......................... 10,231,265     40,210,285            1.2%
      HSBC Holdings P.L.C.....................  3,071,541     25,328,901            0.7%
      HSBC Holdings P.L.C. Sponsored ADR......  1,612,652     66,392,883            1.9%
      Lloyds Banking Group P.L.C.............. 47,069,745     42,293,344            1.2%
      Royal Dutch Shell P.L.C. Sponsored ADR,
       Class A................................  1,312,566     68,502,806            2.0%
#     Royal Dutch Shell P.L.C. Sponsored ADR,
       Class B................................  1,146,218     62,033,318            1.8%
      Vodafone Group P.L.C.................... 23,523,365     60,587,710            1.8%
      Vodafone Group P.L.C. Sponsored ADR.....    653,411     17,112,824            0.5%
      Other Securities........................                93,913,226            2.8%
                                                          --------------           -----
TOTAL UNITED KINGDOM..........................               594,756,008           17.3%
                                                          --------------           -----
TOTAL COMMON STOCKS...........................             3,359,832,267           97.6%
                                                          --------------           -----

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG...........................    155,108     24,622,884            0.7%
      Other Securities........................                 7,191,864            0.2%
                                                          --------------           -----
TOTAL GERMANY.................................                31,814,748            0.9%
                                                          --------------           -----
TOTAL PREFERRED STOCKS........................                31,814,748            0.9%
                                                          --------------           -----
TOTAL INVESTMENT SECURITIES...................             3,391,647,015
                                                          --------------

                                                             VALUE+
                                                   -         ------             -
SECURITIES LENDING COLLATERAL -- (1.1%)
(S)@  DFA Short Term Investment Fund..........  3,189,534     36,912,476            1.1%
                                                          --------------           -----
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,191,835,717).......................             $3,428,559,491           99.6%
                                                          ==============           =====

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):
                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                           LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                         ------------ -------------- ------- --------------
Common Stocks
 Australia.............................. $ 23,350,385 $  194,932,995   --    $  218,283,380
 Austria................................           --      3,792,076   --         3,792,076
 Belgium................................           --     36,120,019   --        36,120,019
 Canada.................................  272,604,679             --   --       272,604,679
 Denmark................................           --     62,095,831   --        62,095,831
 Finland................................           --     32,423,369   --        32,423,369
 France.................................    9,862,727    335,757,140   --       345,619,867
 Germany................................   27,582,666    227,197,219   --       254,779,885
 Hong Kong..............................           --     93,507,263   --        93,507,263
 Ireland................................    5,378,847      5,506,443   --        10,885,290
 Israel.................................      934,357     13,215,095   --        14,149,452
 Italy..................................    3,645,636     49,942,939   --        53,588,575
 Japan..................................   13,253,924    730,320,392   --       743,574,316
 Netherlands............................    7,697,901     96,351,202   --       104,049,103
 New Zealand............................           --      4,017,647   --         4,017,647
 Norway.................................    1,386,626     19,882,176   --        21,268,802
 Portugal...............................           --      1,309,353   --         1,309,353
 Singapore..............................           --     32,474,513   --        32,474,513
 Spain..................................       13,366    106,746,553   --       106,759,919
 Sweden.................................           --     91,143,098   --        91,143,098
 Switzerland............................   13,564,225    249,065,597   --       262,629,822
 United Kingdom.........................  341,871,131    252,884,877   --       594,756,008
Preferred Stocks
 Germany................................           --     31,814,748   --        31,814,748
Securities Lending Collateral...........           --     36,912,476   --        36,912,476
Futures Contracts**.....................      627,312             --   --           627,312
                                         ------------ --------------   --    --------------
TOTAL................................... $721,773,782 $2,707,413,021   --    $3,429,186,803
                                         ============ ==============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                         PERCENTAGE
                                                 SHARES     VALUE++    OF NET ASSETS**
                                                 ------     -------    ---------------
COMMON STOCKS -- (97.1%)
AUSTRALIA -- (4.5%)
     Australia & New Zealand Banking Group,
      Ltd.....................................    218,548 $  5,349,832            0.2%
     BHP Billiton, Ltd........................    328,023    5,840,100            0.2%
     Commonwealth Bank of Australia...........     63,713    4,161,345            0.2%
     Macquarie Group, Ltd.....................     70,545    4,900,552            0.2%
     National Australia Bank, Ltd.............    208,492    5,291,972            0.2%
     Westpac Banking Corp.....................    208,931    5,477,075            0.2%
     Other Securities.........................              99,670,988            3.4%
                                                          ------------            ----
TOTAL AUSTRALIA...............................             130,691,864            4.6%
                                                          ------------            ----

AUSTRIA -- (0.5%)
     Other Securities.........................              13,816,316            0.5%
                                                          ------------            ----

BELGIUM -- (1.1%)
     Anheuser-Busch InBev SA/NV...............     41,726    4,705,455            0.2%
     KBC Group NV.............................     56,694    4,097,098            0.2%
     Other Securities.........................              22,583,531            0.7%
                                                          ------------            ----
TOTAL BELGIUM.................................              31,386,084            1.1%
                                                          ------------            ----

BRAZIL -- (1.4%)
     Other Securities.........................              40,157,530            1.4%
                                                          ------------            ----

CANADA -- (6.1%)
     Royal Bank of Canada.....................     69,446    4,755,662            0.2%
     Toronto-Dominion Bank (The)..............     92,478    4,351,388            0.2%
     Other Securities.........................             166,956,170            5.8%
                                                          ------------            ----
TOTAL CANADA..................................             176,063,220            6.2%
                                                          ------------            ----

CHILE -- (0.3%)
     Other Securities.........................               8,923,034            0.3%
                                                          ------------            ----

CHINA -- (6.1%)
     China Construction Bank Corp. Class H.... 12,259,200    9,950,342            0.4%
     Industrial & Commercial Bank of China,
      Ltd. Class H............................ 10,068,460    6,563,283            0.3%
     Tencent Holdings, Ltd....................    150,500    4,715,665            0.2%
     Other Securities.........................             154,499,639            5.3%
                                                          ------------            ----
TOTAL CHINA...................................             175,728,929            6.2%
                                                          ------------            ----

COLOMBIA -- (0.1%)
     Other Securities.........................               2,236,281            0.1%
                                                          ------------            ----

CZECH REPUBLIC -- (0.0%)
     Other Securities.........................                 803,084            0.0%
                                                          ------------            ----

DENMARK -- (1.3%)
     Other Securities.........................              37,630,643            1.3%
                                                          ------------            ----

EGYPT -- (0.0%)
     Other Securities.........................                 161,687            0.0%
                                                          ------------            ----

FINLAND -- (1.3%)
     UPM-Kymmene Oyj..........................    210,965    5,558,225            0.2%
     Other Securities.........................              32,881,917            1.2%
                                                          ------------            ----
TOTAL FINLAND.................................              38,440,142            1.4%
                                                          ------------            ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                    SHARES    VALUE++    OF NET ASSETS**
                                                    ------    -------    ---------------
FRANCE -- (5.5%)
     BNP Paribas SA................................  91,698 $  6,471,787            0.2%
     Cie de Saint-Gobain...........................  82,244    4,437,625            0.2%
     Cie Generale des Etablissements Michelin......  36,347    4,754,226            0.2%
     Orange SA..................................... 278,939    4,317,233            0.2%
     Total SA...................................... 219,419   11,263,479            0.4%
     Other Securities..............................          125,931,815            4.3%
                                                            ------------           -----
TOTAL FRANCE.......................................          157,176,165            5.5%
                                                            ------------           -----

GERMANY -- (5.1%)
     Allianz SE....................................  26,834    5,108,592            0.2%
     BASF SE.......................................  97,349    9,483,636            0.4%
     Bayerische Motoren Werke AG...................  57,820    5,524,224            0.2%
     Daimler AG.................................... 140,117   10,440,718            0.4%
     Deutsche Telekom AG........................... 235,891    4,137,715            0.2%
     Fresenius SE & Co. KGaA.......................  58,466    4,743,361            0.2%
     Other Securities..............................          107,478,230            3.6%
                                                            ------------           -----
TOTAL GERMANY......................................          146,916,476            5.2%
                                                            ------------           -----

GREECE -- (0.1%)
     Other Securities..............................            2,195,265            0.1%
                                                            ------------           -----

HONG KONG -- (2.2%)
     AIA Group, Ltd................................ 729,000    5,045,726            0.2%
     Other Securities..............................           59,281,356            2.1%
                                                            ------------           -----
TOTAL HONG KONG....................................           64,327,082            2.3%
                                                            ------------           -----

HUNGARY -- (0.1%)
     Other Securities..............................            2,465,146            0.1%
                                                            ------------           -----

INDIA -- (2.9%)
     Other Securities..............................           81,993,865            2.9%
                                                            ------------           -----

INDONESIA -- (0.7%)
     Other Securities..............................           18,580,572            0.7%
                                                            ------------           -----

IRELAND -- (0.4%)
     Other Securities..............................           10,526,415            0.4%
                                                            ------------           -----

ISRAEL -- (0.5%)
     Other Securities..............................           15,082,250            0.5%
                                                            ------------           -----

ITALY -- (2.0%)
     Other Securities..............................           57,986,268            2.0%
                                                            ------------           -----

JAPAN -- (16.9%)
     Hitachi, Ltd.................................. 727,000    4,016,215            0.2%
     Honda Motor Co., Ltd.......................... 146,500    4,263,979            0.2%
     Sumitomo Mitsui Financial Group, Inc.......... 110,183    4,091,162            0.2%
     Toyota Motor Corp............................. 191,273   10,351,839            0.4%
     Toyota Motor Corp. Sponsored ADR..............  41,028    4,436,768            0.2%
     Other Securities..............................          460,759,596           15.9%
                                                            ------------           -----
TOTAL JAPAN........................................          487,919,559           17.1%
                                                            ------------           -----

MALAYSIA -- (0.7%)
     Other Securities..............................           19,867,267            0.7%
                                                            ------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES    VALUE++    OF NET ASSETS**
                                          ------    -------    ---------------
  MEXICO -- (0.9%)
      Other Securities...................         $ 27,200,503            1.0%
                                                  ------------            ----

  NETHERLANDS -- (2.1%)
      Akzo Nobel NV......................  49,804    4,355,962            0.2%
      Koninklijke Ahold Delhaize NV...... 233,772    4,842,645            0.2%
      Koninklijke DSM NV.................  65,323    4,674,397            0.2%
      Other Securities...................           45,553,917            1.5%
                                                  ------------            ----
  TOTAL NETHERLANDS......................           59,426,921            2.1%
                                                  ------------            ----

  NEW ZEALAND -- (0.4%)
      Other Securities...................           10,482,000            0.4%
                                                  ------------            ----

  NORWAY -- (0.6%)
      Other Securities...................           17,957,540            0.6%
                                                  ------------            ----

  PERU -- (0.0%)
      Other Securities...................              553,288            0.0%
                                                  ------------            ----

  PHILIPPINES -- (0.3%)
      Other Securities...................            8,960,343            0.3%
                                                  ------------            ----

  POLAND -- (0.4%)
      Other Securities...................           11,327,880            0.4%
                                                  ------------            ----

  PORTUGAL -- (0.2%)
      Other Securities...................            5,800,168            0.2%
                                                  ------------            ----

  RUSSIA -- (0.3%)
      Other Securities...................            8,082,357            0.3%
                                                  ------------            ----

  SINGAPORE -- (0.8%)
      Other Securities...................           24,147,859            0.8%
                                                  ------------            ----

  SOUTH AFRICA -- (1.8%)
      Other Securities...................           51,167,643            1.8%
                                                  ------------            ----

  SOUTH KOREA -- (4.0%)
      Samsung Electronics Co., Ltd.......   5,671   11,117,567            0.4%
      Samsung Electronics Co., Ltd. GDR..   8,033    7,882,343            0.3%
      Other Securities...................           97,036,105            3.4%
                                                  ------------            ----
  TOTAL SOUTH KOREA......................          116,036,015            4.1%
                                                  ------------            ----

  SPAIN -- (1.8%)
      Banco Bilbao Vizcaya Argentaria SA. 503,967    4,037,593            0.2%
      Banco Santander SA................. 899,796    5,863,900            0.2%
      Other Securities...................           42,906,440            1.5%
                                                  ------------            ----
  TOTAL SPAIN............................           52,807,933            1.9%
                                                  ------------            ----

  SWEDEN -- (2.2%)
      Other Securities...................           63,987,893            2.2%
                                                  ------------            ----

  SWITZERLAND -- (4.9%)
      ABB, Ltd........................... 219,337    5,374,689            0.2%
      Nestle SA.......................... 261,736   20,159,027            0.7%
      Novartis AG Sponsored ADR.......... 117,451    9,047,251            0.3%
      Roche Holding AG...................  19,398    5,075,764            0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                             SHARES     VALUE++     OF NET ASSETS**
                                             ------     -------     ---------------
SWITZERLAND -- (Continued)
*   Syngenta AG.............................  10,331 $    4,801,160            0.2%
    Other Securities........................             96,392,253            3.3%
                                                     --------------           -----
TOTAL SWITZERLAND...........................            140,850,144            4.9%
                                                     --------------           -----

TAIWAN -- (3.8%)
    Other Securities........................            108,860,670            3.8%
                                                     --------------           -----

THAILAND -- (0.6%)
    Other Securities........................             18,434,496            0.6%
                                                     --------------           -----

TURKEY -- (0.3%)
    Other Securities........................              9,406,898            0.3%
                                                     --------------           -----

UNITED KINGDOM -- (11.9%)
    BP P.L.C. Sponsored ADR................. 480,156     16,478,957            0.6%
    HSBC Holdings P.L.C. Sponsored ADR...... 191,029      7,864,664            0.3%
    Rio Tinto P.L.C. Sponsored ADR.......... 113,958      4,537,808            0.2%
    Royal Dutch Shell P.L.C. Class A........ 168,853      4,384,835            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR,
     Class A................................ 171,159      8,932,775            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR,
     Class B................................ 149,242      8,076,977            0.3%
    Other Securities........................            292,272,358           10.1%
                                                     --------------           -----
TOTAL UNITED KINGDOM........................            342,548,374           12.0%
                                                     --------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                502,287            0.0%
                                                     --------------           -----
TOTAL COMMON STOCKS.........................          2,799,616,356           98.3%
                                                     --------------           -----

PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.6%)
    Other Securities........................             15,863,128            0.6%
                                                     --------------           -----

CHILE -- (0.0%)
    Other Securities........................                 74,088            0.0%
                                                     --------------           -----

COLOMBIA -- (0.0%)
    Other Securities........................                428,091            0.0%
                                                     --------------           -----

GERMANY -- (0.3%)
    Volkswagen AG...........................  28,562      4,534,123            0.2%
    Other Securities........................              5,354,528            0.1%
                                                     --------------           -----
TOTAL GERMANY...............................              9,888,651            0.3%
                                                     --------------           -----

INDIA -- (0.0%)
    Other Securities........................                 40,550            0.0%
                                                     --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities........................                  1,587            0.0%
                                                     --------------           -----
TOTAL PREFERRED STOCKS......................             26,296,095            0.9%
                                                     --------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities........................                  4,074            0.0%
                                                     --------------           -----

ITALY -- (0.0%)
    Other Securities........................                  3,493            0.0%
                                                     --------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                SHARES      VALUE++     OF NET ASSETS**
                                                ------      -------     ---------------
MALAYSIA -- (0.0%)
      Other Securities........................           $       12,582            0.0%
                                                         --------------          ------

PHILIPPINES -- (0.0%)
      Other Securities........................                    1,962            0.0%
                                                         --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities........................                    1,814            0.0%
                                                         --------------          ------

TAIWAN -- (0.0%)
      Other Securities........................                    9,419            0.0%
                                                         --------------          ------

THAILAND -- (0.0%)
      Other Securities........................                    4,477            0.0%
                                                         --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities........................                  111,673            0.0%
                                                         --------------          ------
TOTAL RIGHTS/WARRANTS.........................                  149,494            0.0%
                                                         --------------          ------
TOTAL INVESTMENT SECURITIES...................            2,826,061,945
                                                         --------------

                                                            VALUE+
                                                            ------
SECURITIES LENDING COLLATERAL -- (2.0%)
(S)@  DFA Short Term Investment Fund.......... 4,865,722     56,311,005            2.0%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,385,579,035).......................            $2,882,372,950          101.2%
                                                         ==============          ======

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ----------------------------------------------
                            LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                          ------------ ------------ ------- ------------
        Common Stocks
          Australia...... $  2,181,675 $128,510,189   --    $130,691,864
          Austria........           --   13,816,316   --      13,816,316
          Belgium........    1,091,492   30,294,592   --      31,386,084
          Brazil.........   40,157,530           --   --      40,157,530
          Canada.........  176,063,220           --   --     176,063,220
          Chile..........    3,000,270    5,922,764   --       8,923,034
          China..........   20,438,735  155,290,194   --     175,728,929
          Colombia.......    2,236,281           --   --       2,236,281
          Czech Republic.           --      803,084   --         803,084
          Denmark........      805,318   36,825,325   --      37,630,643
          Egypt..........           --      161,687   --         161,687
          Finland........       21,375   38,418,767   --      38,440,142
          France.........    3,707,763  153,468,402   --     157,176,165
          Germany........    7,810,251  139,106,225   --     146,916,476
          Greece.........           --    2,195,265   --       2,195,265
          Hong Kong......      262,368   64,064,714   --      64,327,082
          Hungary........           --    2,465,146   --       2,465,146
          India..........    2,032,138   79,961,727   --      81,993,865
          Indonesia......      397,686   18,182,886   --      18,580,572
          Ireland........    2,501,613    8,024,802   --      10,526,415
          Israel.........    3,224,119   11,858,131   --      15,082,250
          Italy..........    2,065,387   55,920,881   --      57,986,268

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                    ------------ -------------- ------- --------------
 Japan............................. $ 13,124,072 $  474,795,487   --    $  487,919,559
 Malaysia..........................           --     19,867,267   --        19,867,267
 Mexico............................   27,200,503             --   --        27,200,503
 Netherlands.......................   10,004,270     49,422,651   --        59,426,921
 New Zealand.......................       33,242     10,448,758   --        10,482,000
 Norway............................      720,171     17,237,369   --        17,957,540
 Peru..............................      553,288             --   --           553,288
 Philippines.......................      167,678      8,792,665   --         8,960,343
 Poland............................           --     11,327,880   --        11,327,880
 Portugal..........................           --      5,800,168   --         5,800,168
 Russia............................      947,006      7,135,351   --         8,082,357
 Singapore.........................           --     24,147,859   --        24,147,859
 South Africa......................    5,611,641     45,556,002   --        51,167,643
 South Korea.......................    5,794,947    110,241,068   --       116,036,015
 Spain.............................    4,203,625     48,604,308   --        52,807,933
 Sweden............................      587,345     63,400,548   --        63,987,893
 Switzerland.......................   19,152,159    121,697,985   --       140,850,144
 Taiwan............................    4,284,251    104,576,419   --       108,860,670
 Thailand..........................   18,398,000         36,496   --        18,434,496
 Turkey............................       80,124      9,326,774   --         9,406,898
 United Kingdom....................   76,765,432    265,782,942   --       342,548,374
 United States.....................           --        502,287   --           502,287
Preferred Stocks
 Brazil............................   15,863,128             --   --        15,863,128
 Chile.............................           --         74,088   --            74,088
 Colombia..........................      428,091             --   --           428,091
 Germany...........................           --      9,888,651   --         9,888,651
 India.............................          862         39,688   --            40,550
 United Kingdom....................           --          1,587   --             1,587
Rights/Warrants
 Brazil............................           --          4,074   --             4,074
 Italy.............................           --          3,493   --             3,493
 Malaysia..........................           --         12,582   --            12,582
 Philippines.......................           --          1,962   --             1,962
 South Korea.......................           --          1,814   --             1,814
 Taiwan............................           --          9,419   --             9,419
 Thailand..........................           --          4,477   --             4,477
 United Kingdom....................           --        111,673   --           111,673
Securities Lending Collateral......           --     56,311,005   --        56,311,005
                                    ------------ --------------   --    --------------
TOTAL.............................. $471,917,056 $2,410,455,894   --    $2,882,372,950
                                    ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)


                                                            TAX-MANAGED                    TAX-MANAGED
                                                          U.S. MARKETWIDE   TAX-MANAGED   U.S. TARGETED   TAX-MANAGED
                                                               VALUE        U.S. EQUITY       VALUE        U.S. SMALL
                                                             PORTFOLIO      PORTFOLIO*     PORTFOLIO*    CAP PORTFOLIO*
                                                          --------------- --------------  -------------- --------------
ASSETS:
Investments in Affiliated Investment Company at
 Value................................................... $    4,557,933              --              --             --
Investments at Value (including $0, $209,341,
 $722,989 and $628,473 of securities on loan,
 respectively)...........................................             --  $    2,998,793  $    4,322,840 $    2,676,747
Temporary Cash Investments at Value & Cost...............             --          30,211          22,665          6,487
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $0, $144,766, $561,872
 and $540,763)...........................................             --         144,764         561,969        540,857
Segregated Cash for Futures Contracts....................             --           1,025              --             --
Cash.....................................................             --              31           3,510          1,239
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold..........................................             --               1           9,496          2,333
  Dividends, Interest and Tax Reclaims...................             --           2,662           1,126            693
  Securities Lending Income..............................             --              53             167            212
  Fund Shares Sold.......................................          1,555           1,121           1,389            562
Prepaid Expenses and Other Assets........................             38              35              54             39
                                                          --------------  --------------  -------------- --------------
     Total Assets........................................      4,559,526       3,178,696       4,923,216      3,229,169
                                                          --------------  --------------  -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................             --         144,711         561,822        540,744
  Investment Securities/Affiliated Investment
   Company Purchased.....................................             --           1,860          17,561          2,715
  Fund Shares Redeemed...................................            757             742             721            576
  Due to Advisor.........................................            555             498           1,482          1,085
  Futures Margin Variation...............................             --              57              --             --
Accrued Expenses and Other Liabilities...................            171             215             269            167
                                                          --------------  --------------  -------------- --------------
     Total Liabilities...................................          1,483         148,083         581,855        545,287
                                                          --------------  --------------  -------------- --------------
NET ASSETS............................................... $    4,558,043  $    3,030,613  $    4,341,361 $    2,683,882
                                                          ==============  ==============  ============== ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................    158,688,952     117,064,148     121,840,140     64,762,221
                                                          ==============  ==============  ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE.............................. $        28.72  $        25.89  $        35.63 $        41.44
                                                          ==============  ==============  ============== ==============
Investments in Affiliated Investment Company at
 Cost.................................................... $    2,549,039  $           --  $           -- $           --
                                                          --------------  --------------  -------------- --------------
Investments at Cost...................................... $           --  $    1,473,934  $    2,561,079 $    1,471,544
                                                          ==============  ==============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $    2,444,887  $    1,718,616  $    2,403,508 $    1,403,165
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................          6,526           3,182           1,451            688
Accumulated Net Realized Gain (Loss).....................         97,736        (216,217)        174,544         74,732
Net Unrealized Appreciation (Depreciation)...............      2,008,894       1,525,032       1,761,858      1,205,297
                                                          --------------  --------------  -------------- --------------
NET ASSETS............................................... $    4,558,043  $    3,030,613  $    4,341,361 $    2,683,882
                                                          ==============  ==============  ============== ==============
(1) NUMBER OF SHARES AUTHORIZED..........................  1,700,000,000   1,500,000,000   1,700,000,000  1,500,000,000
                                                          ==============  ==============  ============== ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                               TAX-MANAGED
                                                                                                   DFA        T.A. WORLD EX
                                                                              T.A. U.S. CORE  INTERNATIONAL     U.S. CORE
                                                                                 EQUITY 2         VALUE          EQUITY
                                                                                PORTFOLIO*      PORTFOLIO      PORTFOLIO*
                                                                              -------------- --------------  --------------
ASSETS:
Investments at Value (including $1,046,906, $35,755 and $81,870 of
 securities on loan, respectively)........................................... $    7,340,571 $    3,391,647  $    2,826,062
Temporary Cash Investments at Value & Cost...................................         30,661             --              --
Collateral from Securities on Loan Invested in Affiliate at Value (including
 cost of $824,493, $36,907 and $56,304)......................................        824,654         36,912          56,311
Segregated Cash for Futures Contracts........................................             --          1,109              --
Foreign Currencies at Value..................................................             --          7,063           3,794
Cash.........................................................................            778         26,736           8,303
Receivables:
  Investment Securities Sold.................................................             87             --           1,739
  Dividends, Interest and Tax Reclaims.......................................          5,688         16,233           9,996
  Securities Lending Income..................................................            248             79             228
  Fund Shares Sold...........................................................          3,300          1,370           2,127
Unrealized Gain on Foreign Currency Transactions.............................             --             --               2
Prepaid Expenses and Other Assets............................................             95             62              38
                                                                              -------------- --------------  --------------
     Total Assets............................................................      8,206,082      3,481,211       2,908,600
                                                                              -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................................        824,497         36,901          56,297
  Investment Securities Purchased............................................         11,198             --           3,536
  Fund Shares Redeemed.......................................................          1,678            898             635
  Due to Advisor.............................................................          1,312          1,383             805
  Futures Margin Variation...................................................             --             54              --
Unrealized Loss on Foreign Currency Transactions.............................             --             --               1
Accrued Expenses and Other Liabilities.......................................            344            246             226
                                                                              -------------- --------------  --------------
     Total Liabilities.......................................................        839,029         39,482          61,500
                                                                              -------------- --------------  --------------
NET ASSETS................................................................... $    7,367,053 $    3,441,729  $    2,847,100
                                                                              ============== ==============  ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)......................................    450,607,045    233,029,190     274,276,111
                                                                              ============== ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE....................................................................... $        16.35 $        14.77  $        10.38
                                                                              ============== ==============  ==============
Investments at Cost.......................................................... $    4,290,859 $    3,154,929  $    2,329,275
                                                                              ============== ==============  ==============
Foreign Currencies at Cost................................................... $           -- $        7,117  $        3,799
                                                                              ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................. $    4,291,649 $    3,276,505  $    2,392,400
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..........................................................          7,751         22,412          13,592
Accumulated Net Realized Gain (Loss).........................................         17,780        (94,499)        (55,688)
Net Unrealized Foreign Exchange Gain (Loss)..................................             --             15               7
Net Unrealized Appreciation (Depreciation)...................................      3,049,873        237,296         496,789
                                                                              -------------- --------------  --------------
NET ASSETS................................................................... $    7,367,053 $    3,441,729  $    2,847,100
                                                                              ============== ==============  ==============
(1) NUMBER OF SHARES AUTHORIZED..............................................  2,000,000,000  1,700,000,000   1,500,000,000
                                                                              ============== ==============  ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                             TAX-MANAGED                TAX-MANAGED
                                                           U.S. MARKETWIDE TAX-MANAGED U.S. TARGETED  TAX-MANAGED
                                                                VALUE      U.S. EQUITY     VALUE       U.S. SMALL
                                                             PORTFOLIO*    PORTFOLIO#   PORTFOLIO#   CAP PORTFOLIO#
                                                           --------------- ----------- ------------- --------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated
   Investment Company:
  Dividends (Net of Foreign Taxes Withheld of $2, $0, $0
   and $0, respectively)..................................    $ 48,332            --           --             --
  Income from Securities Lending..........................         205            --           --             --
  Expenses Allocated from Affiliated Investment
   Company................................................      (4,621)           --           --             --
                                                              --------      --------     --------       --------
     Total Net Investment Income Received from
      Affiliated Investment Company.......................      43,916            --           --             --
                                                              --------      --------     --------       --------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $2, $8
   and $4, respectively)..................................          --      $ 27,338     $ 31,041       $ 17,829
  Income from Securities Lending..........................          --           357          956          1,070
                                                              --------      --------     --------       --------
     Total Investment Income..............................          --        27,695       31,997         18,899
                                                              --------      --------     --------       --------
FUND EXPENSES
  Investment Management Fees..............................       7,675         2,861        8,897          6,462
  Accounting & Transfer Agent Fees........................          24            81          123             77
  Custodian Fees..........................................          --            16           24             15
  Filing Fees.............................................          32            29           45             30
  Shareholders' Reports...................................          36            20           34             24
  Directors'/Trustees' Fees & Expenses....................          21            14           21             13
  Professional Fees.......................................           4            21           31             19
  Other...................................................          11            41           59             37
                                                              --------      --------     --------       --------
     Total Expenses.......................................       7,803         3,083        9,234          6,677
                                                              --------      --------     --------       --------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)...............................................      (4,386)           65           --             --
                                                              --------      --------     --------       --------
  Net Expenses............................................       3,417         3,148        9,234          6,677
                                                              --------      --------     --------       --------
  NET INVESTMENT INCOME (LOSS)............................      40,499        24,547       22,763         12,222
                                                              --------      --------     --------       --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..........................      98,115        15,403      175,346         76,162
    Futures...............................................          56         1,673        1,430            294
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.................................     461,598       325,504      451,236        318,291
    Futures...............................................           1           682           --             --
                                                              --------      --------     --------       --------
  NET REALIZED AND UNREALIZED GAIN (LOSS).................     559,770       343,262      628,012        394,747
                                                              --------      --------     --------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...............................................    $600,269      $367,809     $650,775       $406,969
                                                              ========      ========     ========       ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                        TAX-MANAGED
                                                                                            DFA      T.A. WORLD EX
                                                                        T.A. U.S. CORE INTERNATIONAL   U.S. CORE
                                                                           EQUITY 2        VALUE        EQUITY
                                                                          PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                        -------------- ------------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $13, $4,467 and $3,038,
   respectively)#......................................................    $ 61,814      $ 51,211      $ 30,388
  Income from Securities Lending.......................................       1,456           430         1,170
                                                                           --------      --------      --------
     Total Investment Income...........................................      63,270        51,641        31,558
                                                                           --------      --------      --------
FUND EXPENSES
  Investment Management Fees...........................................       7,627         8,015         4,720
  Accounting & Transfer Agent Fees.....................................         189           102            81
  Custodian Fees.......................................................          42           138           265
  Filing Fees..........................................................          62            59            38
  Shareholders' Reports................................................          37            36            24
  Directors'/Trustees' Fees & Expenses.................................          34            15            12
  Professional Fees....................................................          49            29            48
  Other................................................................          95            60            53
                                                                           --------      --------      --------
     Total Expenses....................................................       8,135         8,454         5,241
                                                                           --------      --------      --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................          --            --           (41)
  Fees Paid Indirectly (Note C)........................................          --           (98)          (34)
                                                                           --------      --------      --------
  Net Expenses.........................................................       8,135         8,356         5,166
                                                                           --------      --------      --------
  NET INVESTMENT INCOME (LOSS).........................................      55,135        43,285        26,392
                                                                           --------      --------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.......................................      19,487        12,656           299
    Futures............................................................          --         1,501            --
    Foreign Currency Transactions......................................          --        (1,277)         (302)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................     865,303       289,600       259,429
    Futures............................................................          --         1,427            --
    Translation of Foreign Currency Denominated Amounts................          --           397           174
                                                                           --------      --------      --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..............................     884,790       304,304       259,600
                                                                           --------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........    $939,925      $347,589      $285,992
                                                                           ========      ========      ========

----------
**Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                               TAX-MANAGED U.S.           TAX-MANAGED             TAX-MANAGED
                                                  MARKETWIDE              U.S. EQUITY            U.S. TARGETED
                                                VALUE PORTFOLIO            PORTFOLIO            VALUE PORTFOLIO
                                            ----------------------  ----------------------  ----------------------
                                            SIX MONTHS     YEAR     SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                               ENDED      ENDED        ENDED      ENDED        ENDED      ENDED
                                             APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                               2017        2016        2017        2016        2017        2016
                                            ----------- ----------  ----------- ----------  ----------- ----------
                                            (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............. $   40,499  $   73,162  $   24,547  $   47,494  $   22,763  $   42,145
  Net Realized Gain (Loss) on:
   Investment Securities Sold/Affiliated
    Investment Company Sold*...............     98,115     137,584      15,403      88,808     175,346     126,974
   Futures.................................         56       4,341       1,673       1,284       1,430       4,185
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company.....................    461,598    (108,432)    325,504     (30,585)    451,236     (81,804)
   Futures.................................          1          --         682        (507)         --          --
                                            ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations............................    600,269     106,655     367,809     106,494     650,775      91,500
                                            ----------  ----------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income....................    (39,603)    (72,925)    (25,773)    (48,479)    (21,898)    (43,827)
  Net Long-Term Gains......................   (101,284)         --          --          --    (127,982)   (128,578)
                                            ----------  ----------  ----------  ----------  ----------  ----------
    Total Distributions....................   (140,887)    (72,925)    (25,773)    (48,479)   (149,880)   (172,405)
                                            ----------  ----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued............................    251,974     604,274     192,269     373,342     233,798     699,094
  Shares Issued in Lieu of Cash
   Distributions...........................    139,228      71,818      25,067      46,609     148,547     170,363
  Shares Redeemed..........................   (305,016)   (558,218)   (165,198)   (335,680)   (315,181)   (685,722)
                                            ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions............     86,186     117,874      52,138      84,271      67,164     183,735
                                            ----------  ----------  ----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net
     Assets................................    545,568     151,604     394,174     142,286     568,059     102,830
NET ASSETS
  Beginning of Period......................  4,012,475   3,860,871   2,636,439   2,494,153   3,773,302   3,670,472
                                            ----------  ----------  ----------  ----------  ----------  ----------
  End of Period............................ $4,558,043  $4,012,475  $3,030,613  $2,636,439  $4,341,361  $3,773,302
                                            ==========  ==========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued............................      8,983      24,749       7,717      17,067       6,637      24,009
  Shares Issued in Lieu of Cash
   Distributions...........................      4,964       2,864       1,001       2,081       4,153       5,626
  Shares Redeemed..........................    (10,868)    (22,805)     (6,633)    (15,202)     (8,868)    (23,205)
                                            ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed..............................      3,079       4,808       2,085       3,946       1,922       6,430
                                            ==========  ==========  ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)........................ $    6,526  $    5,630  $    3,182  $    4,408  $    1,451  $      586

                                                  TAX-MANAGED
                                                  U.S. SMALL
                                                 CAP PORTFOLIO
                                            ----------------------
                                            SIX MONTHS     YEAR
                                               ENDED      ENDED
                                             APRIL 30,   OCT. 31,
                                               2017        2016
                                            ----------- ----------
                                            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............. $   12,222  $   22,649
  Net Realized Gain (Loss) on:
   Investment Securities Sold/Affiliated
    Investment Company Sold*...............     76,162      54,458
   Futures.................................        294         259
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company.....................    318,291       9,515
   Futures.................................         --          --
                                            ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations............................    406,969      86,881
                                            ----------  ----------
Distributions From:
  Net Investment Income....................    (12,081)    (22,742)
  Net Long-Term Gains......................    (54,088)    (94,181)
                                            ----------  ----------
    Total Distributions....................    (66,169)   (116,923)
                                            ----------  ----------
Capital Share Transactions (1):
  Shares Issued............................    158,884     416,890
  Shares Issued in Lieu of Cash
   Distributions...........................     65,205     114,492
  Shares Redeemed..........................   (177,701)   (394,954)
                                            ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions............     46,388     136,428
                                            ----------  ----------
    Total Increase (Decrease) in Net
     Assets................................    387,188     106,386
NET ASSETS
  Beginning of Period......................  2,296,694   2,190,308
                                            ----------  ----------
  End of Period............................ $2,683,882  $2,296,694
                                            ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued............................      3,921      12,370
  Shares Issued in Lieu of Cash
   Distributions...........................      1,582       3,318
  Shares Redeemed..........................     (4,362)    (11,643)
                                            ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed..............................      1,141       4,045
                                            ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)........................ $      688  $      547

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           T.A. U.S. CORE EQUITY 2      TAX-MANAGED DFA           T.A. WORLD EX U.S. CORE
                                                  PORTFOLIO         INTERNATIONAL VALUE PORTFOLIO    EQUITY PORTFOLIO
                                           -----------------------  ----------------------------  ----------------------
                                           SIX MONTHS      YEAR     SIX MONTHS         YEAR       SIX MONTHS     YEAR
                                              ENDED       ENDED        ENDED          ENDED          ENDED      ENDED
                                            APRIL 30,    OCT. 31,    APRIL 30,       OCT. 31,      APRIL 30,   OCT. 31,
                                              2017         2016        2017            2016          2017        2016
                                           ----------- -----------  -----------     -----------   ----------- ----------
                                           (UNAUDITED)              (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   55,135  $   105,500  $   43,285     $    92,980    $   26,392  $   56,403
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........     19,487       (4,863)     12,656         (82,213)          299     (25,607)
    Futures...............................         --        5,040       1,501           2,620            --          --
    Foreign Currency Transactions.........         --           --      (1,277)            434          (302)        344
    Forward Currency Contracts............         --           --          --             (20)           --           6
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    865,303      119,407     289,600         (19,773)      259,429      50,075
    Futures...............................         --           --       1,427            (800)           --          --
    Translation of Foreign Currency
     Denominated Amounts..................         --           --         397            (301)          174        (113)
                                           ----------  -----------  ----------      -----------   ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    939,925      225,084     347,589          (7,073)      285,992      81,108
                                           ----------  -----------  ----------      -----------   ----------  ----------
Distributions From:
  Net Investment Income...................    (57,087)    (104,283)    (28,486)        (92,814)      (19,148)    (56,154)
  Net Long-Term Gains.....................       (231)        (166)         --              --            --          --
                                           ----------  -----------  ----------      -----------   ----------  ----------
     Total Distributions..................    (57,318)    (104,449)    (28,486)        (92,814)      (19,148)    (56,154)
                                           ----------  -----------  ----------      -----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued...........................    624,590    1,468,327     293,029       1,176,415       331,542     917,900
  Shares Issued in Lieu of Cash
   Distributions..........................     56,921      103,804      28,213          91,799        19,055      55,965
  Shares Redeemed.........................   (416,337)  (1,022,647)   (203,641)     (1,158,233)     (177,689)   (715,784)
                                           ----------  -----------  ----------      -----------   ----------  ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    265,174      549,484     117,601         109,981       172,908     258,081
                                           ----------  -----------  ----------      -----------   ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................  1,147,781      670,119     436,704          10,094       439,752     283,035
NET ASSETS
  Beginning of Period.....................  6,219,272    5,549,153   3,005,025       2,994,931     2,407,348   2,124,313
                                           ----------  -----------  ----------      -----------   ----------  ----------
  End of Period........................... $7,367,053  $ 6,219,272  $3,441,729     $ 3,005,025    $2,847,100  $2,407,348
                                           ==========  ===========  ==========      ===========   ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...........................     39,396      108,691      20,730          94,213        34,240     104,147
  Shares Issued in Lieu of Cash
   Distributions..........................      3,559        7,436       1,994           7,334         1,985       6,257
  Shares Redeemed.........................    (26,354)     (75,853)    (14,481)        (92,625)      (18,507)    (82,262)
                                           ----------  -----------  ----------      -----------   ----------  ----------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..........     16,601       40,274       8,243           8,922        17,718      28,142
                                           ==========  ===========  ==========      ===========   ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)....................... $    7,751  $     9,703  $   22,412     $     7,613    $   13,592  $    6,348

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                                ----------------------------------------------------------------------------------------
                                   SIX MONTHS          YEAR           YEAR           YEAR           YEAR           YEAR
                                      ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
                                    APRIL 30,        OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,
                                      2017             2016           2015           2014           2013           2012
-----------------------------------------------------------------------------------------------------------------------------
                                   (UNAUDITED)
Net Asset Value, Beginning of
 Period........................ $    25.79        $    25.60     $    25.33     $    22.35     $    16.76     $    14.42
                                ----------        ----------     ----------     ----------     ----------     ----------
Income from Investment Operations
-
  Net Investment Income
   (Loss) (A)..................       0.26              0.47           0.43           0.35           0.32           0.28
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       3.57              0.19           0.25           2.98           5.60           2.33
                                ----------        ----------     ----------     ----------     ----------     ----------
   Total from Investment
    Operations.................       3.83              0.66           0.68           3.33           5.92           2.61
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income........      (0.25)            (0.47)         (0.41)         (0.35)         (0.33)         (0.27)
  Net Realized Gains...........      (0.65)               --             --             --             --             --
                                ----------        ----------     ----------     ----------     ----------     ----------
   Total Distributions.........      (0.90)            (0.47)         (0.41)         (0.35)         (0.33)         (0.27)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    28.72        $    25.79     $    25.60     $    25.33     $    22.35     $    16.76
=============================== ===========       ==========     ==========     ==========     ==========     ==========
Total Return...................      14.97%(C)          2.66%          2.73%         14.98%         35.71%         18.34%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $4,558,043        $4,012,475     $3,860,871     $3,664,174     $3,110,436     $2,345,296
Ratio of Expenses to Average
 Net Assets....................       0.37%(B)(D)       0.37%(B)       0.37%(B)       0.37%(B)       0.37%(B)       0.38%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor).........       0.57%(B)(D)       0.57%(B)       0.43%(B)       0.37%(B)       0.37%(B)       0.38%(B)
Ratio of Net Investment Income
 to Average Net Assets.........       1.85%(D)          1.90%          1.65%          1.45%          1.66%          1.83%
Portfolio Turnover Rate........        N/A               N/A            N/A            N/A            N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------

                                                    TAX-MANAGED U.S. EQUITY PORTFOLIO
                                -------------------------------------------------------------------------
                                 SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                    ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                  APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                    2017          2016        2015        2014        2013        2012
----------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of
 Period........................ $    22.93     $    22.46  $    21.89  $    19.20  $    15.16  $    13.48
                                ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
-
  Net Investment Income
   (Loss) (A)..................       0.21           0.42        0.40        0.34        0.32        0.27
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       2.97           0.48        0.56        2.69        4.05        1.67
                                ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.................       3.18           0.90        0.96        3.03        4.37        1.94
----------------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income........      (0.22)         (0.43)      (0.39)      (0.34)      (0.33)      (0.26)
  Net Realized Gains...........         --             --          --          --          --          --
                                ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions.........      (0.22)         (0.43)      (0.39)      (0.34)      (0.33)      (0.26)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    25.89     $    22.93  $    22.46  $    21.89  $    19.20  $    15.16
=============================== ===========    ==========  ==========  ==========  ==========  ==========
Total Return...................      13.91%(C)       4.05%       4.47%      15.89%      29.15%      14.57%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $3,030,613     $2,636,439  $2,494,153  $2,311,451  $1,991,461  $1,522,411
Ratio of Expenses to Average
 Net Assets....................       0.22%(D)       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor).........       0.22%(D)       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment Income
 to Average Net Assets.........       1.72%(D)       1.87%       1.79%       1.66%       1.89%       1.87%
Portfolio Turnover Rate........          1%(C)          4%          1%          2%          3%          7%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                                           -------------------------------------------------------------------------
                                            SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                               ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                             APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                               2017          2016        2015        2014        2013        2012
----------------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period...... $    31.47     $    32.34  $    33.34  $    31.06  $    22.89  $    20.02
                                           ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.19           0.36        0.39        0.26        0.33        0.21
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       5.22           0.28        0.16        3.11        8.69        2.85
                                           ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.......       5.41           0.64        0.55        3.37        9.02        3.06
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.18)         (0.37)      (0.37)      (0.27)      (0.34)      (0.19)
  Net Realized Gains......................      (1.07)         (1.14)      (1.18)      (0.82)      (0.51)         --
                                           ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions....................      (1.25)         (1.51)      (1.55)      (1.09)      (0.85)      (0.19)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $    35.63     $    31.47  $    32.34  $    33.34  $    31.06  $    22.89
========================================== ===========    ==========  ==========  ==========  ==========  ==========
Total Return..............................      17.20%(C)       2.21%       1.89%      11.10%      40.60%      15.39%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $4,341,361     $3,773,302  $3,670,472  $3,572,307  $3,201,053  $2,378,567
Ratio of Expenses to Average Net
 Assets...................................       0.44%(D)       0.44%       0.44%       0.43%       0.44%       0.44%
Ratio of Net Investment Income to Average
 Net Assets...............................       1.07%(D)       1.17%       1.19%       0.80%       1.24%       0.98%
Portfolio Turnover Rate...................          9%(C)         20%         14%          7%          6%         12%
----------------------------------------------------------------------------------------------------------------------

                                                              TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                                           -------------------------------------------------------------------------
                                            SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                               ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                             APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                               2017          2016        2015        2014        2013        2012
---------------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period...... $    36.10     $    36.77  $    36.99  $    34.31  $    24.93  $    22.07
                                           ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.19           0.36        0.36        0.25        0.35        0.21
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       6.19           0.92        0.45        2.69        9.40        2.85
                                           ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.......       6.38           1.28        0.81        2.94        9.75        3.06
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.19)         (0.37)      (0.34)      (0.26)      (0.37)      (0.20)
  Net Realized Gains......................      (0.85)         (1.58)      (0.69)         --          --          --
                                           ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions....................      (1.04)         (1.95)      (1.03)      (0.26)      (0.37)      (0.20)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $    41.44     $    36.10  $    36.77  $    36.99  $    34.31  $    24.93
========================================== ===========    ==========  ==========  ==========  ==========  ==========
Total Return..............................      17.70%(C)       3.75%       2.31%       8.58%      39.55%      13.95%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $2,683,882     $2,296,694  $2,190,308  $2,092,558  $1,872,935  $1,331,266
Ratio of Expenses to Average Net
 Assets...................................       0.52%(D)       0.52%       0.52%       0.52%       0.52%       0.53%
Ratio of Net Investment Income to Average
 Net Assets...............................       0.95%(D)       1.04%       0.96%       0.70%       1.20%       0.90%
Portfolio Turnover Rate...................          6%(C)         10%          8%          7%          7%         17%
---------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         T.A. U.S. CORE EQUITY 2 PORTFOLIO
                                     -------------------------------------------------------------------------  --------------
                                      SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR      SIX MONTHS
                                         ENDED        ENDED       ENDED       ENDED       ENDED       ENDED         ENDED
                                       APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     APRIL 30,
                                         2017          2016        2015        2014        2013        2012         2017
-------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)                                                                (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $    14.33     $    14.09  $    14.21  $    12.78  $     9.75  $     8.63  $    13.37
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
-
  Net Investment Income
   (Loss) (A).......................       0.12           0.25        0.24        0.20        0.19        0.16        0.19
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       2.03           0.24        0.05        1.55        3.04        1.11        1.33
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       2.15           0.49        0.29        1.75        3.23        1.27        1.52
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income.............      (0.13)         (0.25)      (0.23)      (0.20)      (0.19)      (0.15)      (0.12)
  Net Realized Gains................         --             --       (0.18)      (0.12)      (0.01)         --          --
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.13)         (0.25)      (0.41)      (0.32)      (0.20)      (0.15)      (0.12)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    16.35     $    14.33  $    14.09  $    14.21  $    12.78  $     9.75  $    14.77
===================================  ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................      15.03%(C)       3.55%       2.14%      13.88%      33.58%      14.82%      11.45%(C)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $7,367,053     $6,219,272  $5,549,153  $5,056,211  $4,103,753  $2,853,234  $3,441,729
Ratio of Expenses to Average Net
 Assets.............................       0.23%(D)       0.24%       0.24%       0.24%       0.24%       0.24%       0.52%(D)
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor and Fees Paid
 Indirectly)........................       0.23%(D)       0.24%       0.24%       0.24%       0.24%       0.24%       0.53%(D)
Ratio of Net Investment Income to
 Average Net Assets.................       1.59%(D)       1.82%       1.65%       1.51%       1.72%       1.71%       2.70%(D)
Portfolio Turnover Rate.............          1%(C)          7%          7%          7%          2%          6%          8%(C)
-------------------------------------------------------------------------------------------------------------------------------

                                       TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                                     --------------------------------------------------------------
                                         YEAR         YEAR         YEAR        YEAR        YEAR
                                        ENDED        ENDED        ENDED       ENDED       ENDED
                                       OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                         2016         2015         2014        2013        2012
---------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    13.87   $    15.17   $    15.99   $    12.91  $    12.99
                                     ----------   ----------   ----------   ----------  ----------
Income from Investment Operations
-
  Net Investment Income
   (Loss) (A).......................       0.42         0.44         0.66         0.39        0.42
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (0.50)       (1.32)       (0.83)        3.09       (0.10)
                                     ----------   ----------   ----------   ----------  ----------
   Total from Investment
    Operations......................      (0.08)       (0.88)       (0.17)        3.48        0.32
---------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income.............      (0.42)       (0.41)       (0.65)       (0.40)      (0.40)
  Net Realized Gains................         --        (0.01)          --           --          --
                                     ----------   ----------   ----------   ----------  ----------
   Total Distributions..............      (0.42)       (0.42)       (0.65)       (0.40)      (0.40)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    13.37   $    13.87   $    15.17   $    15.99  $    12.91
===================================  ==========   ==========   ==========   ==========  ==========
Total Return........................      (0.30)%      (5.93)%      (1.29)%      27.39%       2.77%
---------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $3,005,025   $2,994,931   $2,977,257   $2,758,384  $1,971,388
Ratio of Expenses to Average Net
 Assets.............................       0.53%        0.53%        0.53%        0.53%       0.55%
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor and Fees Paid
 Indirectly)........................       0.53%        0.53%        0.53%        0.53%       0.55%
Ratio of Net Investment Income to
 Average Net Assets.................       3.32%        2.99%        4.13%        2.70%       3.32%
Portfolio Turnover Rate.............         18%          25%          13%          12%         18%
---------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                                           ---------------------------------------------------------------------------
                                            SIX MONTHS       YEAR         YEAR         YEAR        YEAR        YEAR
                                               ENDED        ENDED        ENDED        ENDED       ENDED       ENDED
                                             APRIL 30,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                               2017          2016         2015         2014        2013        2012
-----------------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period...... $     9.38     $     9.30  $     9.94   $    10.25   $     8.56  $     8.39
                                           ----------     ----------  ----------   ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).........       0.10           0.23        0.24         0.28         0.23        0.23
 Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       0.97           0.08       (0.65)       (0.30)        1.70        0.16
                                           ----------     ----------  ----------   ----------   ----------  ----------
   Total from Investment Operations.......       1.07           0.31       (0.41)       (0.02)        1.93        0.39
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....................      (0.07)         (0.23)      (0.23)       (0.27)       (0.24)      (0.22)
 Net Realized Gains.......................         --             --          --        (0.02)          --          --
                                           ----------     ----------  ----------   ----------   ----------  ----------
   Total Distributions....................      (0.07)         (0.23)      (0.23)       (0.29)       (0.24)      (0.22)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $    10.38     $     9.38  $     9.30   $     9.94   $    10.25  $     8.56
=========================================  ===========    ==========  ==========   ==========   ==========  ==========
Total Return..............................      11.50%(C)       3.48%      (4.15)%      (0.25)%      22.88%       4.90%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $2,847,100     $2,407,348  $2,124,313   $1,995,500   $1,725,895  $1,240,607
Ratio of Expenses to Average Net Assets...       0.41%(D)       0.45%       0.45%        0.45%        0.46%       0.49%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid
 Indirectly)..............................       0.41%(D)       0.45%       0.45%        0.45%        0.46%       0.49%
Ratio of Net Investment Income to Average
 Net Assets...............................       2.07%(D)       2.57%       2.42%        2.71%        2.45%       2.77%
Portfolio Turnover Rate...................          2%(C)          7%          5%           8%           2%          3%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-six operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining eighty-nine portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2017, the Feeder Fund owned 73% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio each invests directly in securities.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings (except for the Feeder Fund). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2017, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                          INVESTMENT
                                                        MANAGEMENT FEES
         -                                              ---------------
         Tax-Managed U.S. Marketwide Value Portfolio...      0.35%
         Tax-Managed U.S. Equity Portfolio.............      0.20%
         Tax-Managed U.S. Targeted Value Portfolio.....      0.42%
         Tax-Managed U.S. Small Cap Portfolio..........      0.50%
         T.A. U.S. Core Equity 2 Portfolio.............      0.22%
         Tax-Managed DFA International Value Portfolio.      0.50%
         T.A. World ex U.S. Core Equity Portfolio (1)..      0.37%

   (1) Effective February 28, 2017, the T.A. World ex U.S. Core Equity Portfolio's investment management fee was reduced from 0.40% to 0.32%.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Pursuant to a Fee Waiver Agreement with the Feeder Fund, the Advisor has contractually agreed to waive certain management fees paid by the Feeder Fund, as described in the notes below. The Fee Waiver Agreement with the Feeder Fund will remain in effect permanently, unless terminated by the Fund. For the six months ended April 30, 2017, the Portfolios listed had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2017, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                              NET WAIVED FEES/
                                                               PREVIOUSLY     EXPENSES ASSUMED
                                               RECOVERY       WAIVED FEES/       (RECOVERED
                                 EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  PREVIOUSLY WAIVED
                                LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE   FEES/EXPENSES
INSTITUTIONAL CLASS SHARES        AMOUNT   EXPENSES ASSUMED     RECOVERY          ASSUMED)
--------------------------      ---------- ---------------- ----------------- -----------------
Tax-Managed U.S. Marketwide
  Value Portfolio (1)..........    0.35%          --                --             $4,386
Tax-Managed U.S. Equity
  Portfolio (2)................    0.22%         $74               $16                (65)
T.A. U.S. Core Equity 2
  Portfolio (3)................    0.30%          --                --                 --
T.A. World ex U.S. Core Equity
  Portfolio (4)................    0.39%          --                41                 41

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market

Series"), to the rate listed above as a percentage of the average net assets of a class of the Feeder Fund on an annualized basis.

   (2) The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of a class of the Tax-Managed U.S. Equity Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to reduce the expenses of a class of the Portfolio when its total operating expenses exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the T.A. U.S. Core Equity 2 Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (4) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the T.A. World ex U.S. Core Equity Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to January 1, 2017, the Expense Limitation Amount was 0.60% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2017, expenses reduced were as follows (amounts in thousands):

                                                          FEES PAID
                                                          INDIRECTLY
                                                          ----------
           Tax-Managed DFA International Value Portfolio.    $98
           T.A. World ex U.S. Core Equity Portfolio......     34

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid to the CCO by the Fund were $150 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              Tax-Managed U.S. Marketwide Value Portfolio... $116
              Tax-Managed U.S. Equity Portfolio.............  117
              Tax-Managed U.S. Targeted Value Portfolio.....  118
              Tax-Managed U.S. Small Cap Portfolio..........   69
              T.A. U.S. Core Equity 2 Portfolio.............  133
              Tax-Managed DFA International Value Portfolio.  100
              T.A. World ex U.S. Core Equity Portfolio......   55

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      PURCHASES  SALES
                                                      --------- --------
       Tax-Managed U.S. Equity Portfolio............. $ 76,026  $ 15,500
       Tax-Managed U.S. Targeted Value Portfolio.....  444,477   394,845
       Tax-Managed U.S. Small Cap Portfolio..........  200,708   154,702
       T.A. U.S. Core Equity 2 Portfolio.............  403,179    85,045
       Tax-Managed DFA International Value Portfolio.  354,123   250,003
       T.A. World ex U.S. Core Equity Portfolio......  218,615    45,562

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, foreign capital gains tax, tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  INCREASE       INCREASE
                                                                 (DECREASE)     (DECREASE)
                                                  INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                 (DECREASE)    NET INVESTMENT  NET REALIZED
                                               PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                               --------------- -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio...     $5,919         $(2,434)       $(3,485)
Tax-Managed U.S. Equity Portfolio.............         --            (170)           170
Tax-Managed U.S. Targeted Value Portfolio.....      6,572          (1,583)        (4,989)
Tax-Managed U.S. Small Cap Portfolio..........      2,896            (833)        (2,063)
T.A. U.S. Core Equity 2 Portfolio.............        985          (2,214)         1,229
Tax-Managed DFA International Value Portfolio.      3,896          (3,089)          (807)
T.A. World ex U.S. Core Equity Portfolio......      2,159            (198)        (1,961)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                             NET INVESTMENT
                                               INCOME AND
                                               SHORT-TERM     LONG-TERM
                                             CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                             -------------- ------------- --------
Tax-Managed U.S. Marketwide Value Portfolio
2015........................................    $ 60,761            --    $ 60,761
2016........................................      72,925            --      72,925
Tax-Managed U.S. Equity Portfolio
2015........................................      42,330            --      42,330
2016........................................      48,479            --      48,479
Tax-Managed U.S. Targeted Value Portfolio
2015........................................      40,821      $125,781     166,602
2016........................................      43,823       128,582     172,405
Tax-Managed U.S. Small Cap Portfolio
2015........................................      19,870        38,979      58,849
2016........................................      22,739        94,184     116,923
T.A. U.S. Core Equity 2 Portfolio
2015........................................      85,159        65,625     150,784
2016........................................     104,283           166     104,449
Tax-Managed DFA International Value Portfolio
2015........................................      85,981         2,411      88,392
2016........................................      92,814            --      92,814
T.A. World ex U.S. Core Equity Portfolio
2015........................................      50,580            --      50,580
2016........................................      56,154            --      56,154

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               NET INVESTMENT
                                                 INCOME AND
                                                 SHORT-TERM     LONG-TERM
                                               CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                               -------------- ------------- -------
Tax-Managed U.S. Marketwide Value Portfolio...    $(2,434)       $(3,485)   $(5,919)
Tax-Managed U.S. Equity Portfolio.............         --             --         --
Tax-Managed U.S. Targeted Value Portfolio.....     (1,582)        (4,990)    (6,572)
Tax-Managed U.S. Small Cap Portfolio..........       (832)        (2,064)    (2,896)
T.A. U.S. Core Equity 2 Portfolio.............       (983)            (2)      (985)
Tax-Managed DFA International Value Portfolio.     (3,896)            --     (3,896)
T.A. World ex U.S. Core Equity Portfolio......     (2,159)            --     (2,159)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     UNDISTRIBUTED                                               TOTAL NET
                                     NET INVESTMENT                                            DISTRIBUTABLE
                                       INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                       SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                     CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                     -------------- ------------- ------------- -------------- -------------
Tax-Managed U.S. Marketwide Value
  Portfolio.........................     $5,798       $101,284             --     $1,546,859    $1,653,941
Tax-Managed U.S. Equity Portfolio...      4,514             --      $(233,619)     1,199,305       970,200
Tax-Managed U.S. Targeted Value
  Portfolio.........................        689        127,981             --      1,308,391     1,437,061
Tax-Managed U.S. Small Cap
  Portfolio.........................        608         54,087             --        885,283       939,978
T.A. U.S. Core Equity 2 Portfolio...      9,817            230             --      2,182,863     2,192,910
Tax-Managed DFA International Value
  Portfolio.........................      7,935             --        (94,040)       (67,685)     (153,790)
T.A. World ex U.S. Core Equity
  Portfolio.........................      7,652             --        (52,905)       233,156       187,903

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                    EXPIRES ON OCTOBER 31,
                                                  ---------------------------
                                                    2017   UNLIMITED  TOTAL
                                                  -------- --------- --------
   Tax-Managed U.S. Marketwide Value Portfolio...       --       --        --
   Tax-Managed U.S. Equity Portfolio............. $233,619       --  $233,619
   Tax-Managed U.S. Targeted Value Portfolio.....       --       --        --
   Tax-Managed U.S. Small Cap Portfolio..........       --       --        --
   T.A. U.S. Core Equity 2 Portfolio.............       --       --        --
   Tax-Managed DFA International Value Portfolio.       --  $94,040    94,040
   T.A. World ex U.S. Core Equity Portfolio......       --   52,905    52,905

   During the year ended October 31, 2016, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

              Tax-Managed U.S. Marketwide Value Portfolio. $37,141
              Tax-Managed U.S. Equity Portfolio...........  89,351

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                         NET
                                                                                      UNREALIZED
                                                FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                                TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                               ---------- ------------ ------------ --------------
Tax-Managed U.S. Marketwide Value Portfolio... $2,549,474  $2,008,458          --     $2,008,458
Tax-Managed U.S. Equity Portfolio.............  1,648,959   1,566,586   $ (41,776)     1,524,810
Tax-Managed U.S. Targeted Value Portfolio.....  3,147,847   1,834,512     (74,886)     1,759,626
Tax-Managed U.S. Small Cap Portfolio..........  2,020,518   1,262,661     (59,088)     1,203,573
T.A. U.S. Core Equity 2 Portfolio.............  5,147,721   3,120,310     (72,145)     3,048,165
Tax-Managed DFA International Value Portfolio.  3,206,209     496,190    (273,839)       222,351
T.A. World ex U.S. Core Equity Portfolio......  2,389,618     717,661    (224,906)       492,755

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FUTURES CONTRACTS: The Portfolios noted below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2017, the Portfolios had the following outstanding futures contracts (dollar amounts in thousands):

                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                         ----------------------- ---------- --------- -------- ----------- ----------
Tax-Managed U.S. Equity
  Portfolio............. S&P 500 Emini Index(R)   06/16/17     205    $24,400     $175       $1,025
                                                                      -------     ----       ------
                                                                      $24,400     $175       $1,025
                                                                      =======     ====       ======

                                                EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                             DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                       ------------------------ ---------- --------- -------- ----------- ----------
Tax-Managed DFA
  International Value
  Portfolio........... MINI MSCI EAFE Index(R)   06/16/17     120    $10,943     $510       $  902
Tax-Managed DFA
  International Value
  Portfolio........... S&P 500 Emini Index(R)    06/16/17     121     14,402      117          207
                                                                     -------     ----       ------
                                                                     $25,345     $627       $1,109
                                                                     =======     ====       ======

   3. FORWARD CURRENCY CONTRACTS: The T.A. World ex U.S. Core Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the T.A. World ex U.S. Core Equity Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the T.A. World ex U.S. Core Equity Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the T.A. World ex U.S. Core Equity Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2017, the T.A. World ex U.S. Core Equity Portfolio had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2017 (amounts in thousands):

                                                            FUTURES
                                                            -------
             Tax-Managed U.S. Equity Portfolio............. $21,033
             Tax-Managed DFA International Value Portfolio.  25,937

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2017:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE            LIABILITY DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Payables: Futures Margin
                                          Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2017 (amounts in thousands):

                                                   ASSET DERIVATIVES VALUE
    -                                              ------------------------
                                                    TOTAL VALUE
                                                         AT        EQUITY
                                                   APRIL 30, 2017 CONTRACTS
    -                                              -------------- ---------
    Tax-Managed U.S. Equity Portfolio.............      $175        $175
    Tax-Managed DFA International Value Portfolio.       627         627

   The following is a summary of the location on the Portfolios' Statements of Operations of realized gains and losses from the Portfolios' derivative instrument holdings through the six months ended April 30, 2017:

                                    LOCATION OF GAIN (LOSS)
                  DERIVATIVE TYPE        ON DERIVATIVES
                  ---------------   ------------------------
                  Equity contracts  Net Realized Gain (Loss)
                                      on: Futures
                                    Change in Unrealized
                                      Appreciation
                                      (Depreciation) of:
                                      Futures

   The following is a summary of the realized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2017 (amounts in thousands):

                                                       REALIZED GAIN (LOSS) ON
                                                         DERIVATIVES
                                                       -----------------------
                                                                          EQUITY
                                                       TOTAL             CONTRACTS
                                                         ------          ---------
        Tax-Managed U.S. Marketwide Value Portfolio*.. $   56             $   56
        Tax-Managed U.S. Equity Portfolio.............  1,673              1,673
        Tax-Managed U.S. Targeted Value Portfolio*....  1,430              1,430
        Tax-Managed U.S. Small Cap Portfolio*.........    294                294
        Tax-Managed DFA International Value Portfolio.  1,501              1,501

                                                       CHANGE IN UNREALIZED
                                                       APPRECIATION (DEPRECIATION) ON
                                                         DERIVATIVES
                                                       -----------------------
                                                                          EQUITY
                                                       TOTAL             CONTRACTS
                                                         ------          ---------
        Tax-Managed U.S. Marketwide Value Portfolio*.. $    1             $    1
        Tax-Managed U.S. Equity Portfolio.............    682                682
        Tax-Managed DFA International Value Portfolio.  1,427              1,427

* As of April 30, 2017, there were no futures contracts outstanding. During the six months ended April 30, 2017, the Portfolio had limited activity in futures contracts.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the six months ended April 30, 2017, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                            WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                             AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                          INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                          ------------- ------------ ------------ -------- ---------------
Tax-Managed U.S. Targeted Value
  Portfolio..............................     1.41%        $1,390         5          --        $1,985
Tax-Managed U.S. Small Cap Portfolio.....     1.41%         2,770         5         $ 1         3,398
T.A. World ex U.S. Core Equity Portfolio.     1.35%           865         4          --         1,573

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2017, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2017.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2017, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2017, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

                                                                    REALIZED
                                                                      GAIN
   PORTFOLIO                                      PURCHASES  SALES   (LOSS)
   ---------                                      --------- ------- --------
   Tax-Managed U.S. Equity Portfolio.............  $18,548  $ 1,792 $ 1,081
   Tax-Managed U.S. Targeted Value Portfolio.....   30,882   81,259  16,526
   Tax-Managed U.S. Small Cap Portfolio..........   30,678   59,063  (1,357)
   T.A. U.S. Core Equity 2 Portfolio.............   70,627   21,575  (5,887)
   Tax-Managed DFA International Value Portfolio.   16,989   11,733   2,631
   T.A. World ex U.S. Core Equity Portfolio......    5,198    2,433     200

J. SECURITIES LENDING:

   As of April 30, 2017, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolios received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short-and/or long-term U.S. government securities as follows (amounts in thousands):

                                                          MARKET
                                                          VALUE
                                                         --------
              Tax-Managed U.S. Equity Portfolio......... $ 71,243
              Tax-Managed U.S. Targeted Value Portfolio.  189,585
              Tax-Managed U.S. Small Cap Portfolio......  110,179
              T.A. U.S. Core Equity 2 Portfolio.........  259,006
              T.A. World ex U.S. Core Equity Portfolio..   34,789

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                                               REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                             AS OF APRIL 30, 2017
                                           ---------------------------------------------------------
                                           OVERNIGHT AND            BETWEEN
                                            CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                           ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
TAX-MANAGED U.S. EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants........... $144,764,374     --         --         --    $144,764,374
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
 Common Stocks............................  561,968,800     --         --         --     561,968,800

                                              REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                            AS OF APRIL 30, 2017
                                          --------------------------------------------------------
                                          OVERNIGHT AND            BETWEEN
                                           CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                          ------------- -------- ------------ -------- -----------
TAX-MANAGED U.S. SMALL CAP PORTFOLIO
 Common Stocks...........................  540,856,986     --         --         --    540,856,986
T.A. U.S. CORE EQUITY 2 PORTFOLIO
 Common Stocks, Rights/Warrants..........  824,653,765     --         --         --    824,653,765
TAX-MANAGED DFA INTERNATIONAL VALUE
  PORTFOLIO
 Common Stocks...........................   36,912,476     --         --         --     36,912,476
T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants..........   56,311,005     --         --         --     56,311,005

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. OTHER:

   At April 30, 2017, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                APPROXIMATE
                                                               PERCENTAGE OF
                                                   NUMBER OF    OUTSTANDING
                                                  SHAREHOLDERS    SHARES
                                                  ------------ -------------
   Tax-Managed U.S. Marketwide Value Portfolio...      3            91%
   Tax-Managed U.S. Equity Portfolio.............      3            88%
   Tax-Managed U.S. Targeted Value Portfolio.....      3            95%
   Tax-Managed U.S. Small Cap Portfolio..........      3            93%
   T.A. U.S. Core Equity 2 Portfolio.............      3            90%
   Tax-Managed DFA International Value Portfolio.      3            94%
   T.A. World ex U.S. Core Equity Portfolio......      3            89%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following funds paid distributions to shareholders of record a portion of which is estimated to be in excess of a fund's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a fund will not be available until the end of a fund's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                  ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                               --------------------------------------------------
                                               NET INCOME FOR THE
                                                   CURRENT OR        ACCUMULATED
                                                PRECEDING FISCAL  UNDISTRIBUTED NET
                                                   YEAR, AND       PROFITS FROM THE     PAID-IN
                                                  ACCUMULATED     SALE OF SECURITIES  SURPLUS OR
                                               UNDISTRIBUTED NET       OR OTHER      OTHER CAPITAL
                                                     INCOME           PROPERTIES        SOURCE
PORTFOLIO NAME                                 ------------------ ------------------ -------------
Tax-Managed U.S. Marketwide Value Portfolio
   December 15, 2016..........................         88%                0%              12%
Tax-Managed U.S. Targeted Value Portfolio
   December 15, 2016..........................         86%                0%              14%
Tax-Managed U.S. Equity Portfolio
   December 15, 2016..........................         88%                0%              12%
Tax-Managed U.S. Small Cap Portfolio
   December 15, 2016..........................         84%                0%              16%
T.A. U.S. Core Equity 2 Portfolio
   December 15, 2016..........................         90%                0%              10%
Tax-Managed DFA International Value Portfolio
   December 15, 2016..........................         92%                0%               8%
T.A. World ex U.S. Core Equity Portfolio
   December 15, 2016..........................         81%                0%              19%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                      SIX MONTHS ENDED APRIL 30, 2017
EXPENSE TABLES
                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              11/01/16  04/30/17    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
--------------------------------------------
Actual Fund Return........................... $1,000.00 $1,150.70    0.21%    $1.12
Hypothetical 5% Annual Return................ $1,000.00 $1,023.75    0.21%    $1.05

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
Consumer Discretionary.......................  16.1%
Consumer Staples.............................   8.6%
Energy.......................................  11.9%
Financials...................................  22.3%
Health Care..................................  11.4%
Industrials..................................  11.8%
Information Technology.......................  12.0%
Materials....................................   1.8%
Real Estate..................................   0.1%
Telecommunication Services...................   4.0%
                                              -----
                                              100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                             PERCENTAGE
                                                   SHARES       VALUE+     OF NET ASSETS**
                                                   ------       ------     ---------------
COMMON STOCKS -- (96.7%)
Consumer Discretionary -- (15.6%)
*   Charter Communications, Inc. Class A.........   339,394 $  117,145,233            1.9%
    Comcast Corp. Class A........................ 7,221,594    283,014,269            4.5%
    Ford Motor Co................................ 2,823,574     32,386,394            0.5%
    General Motors Co............................ 1,095,598     37,951,515            0.6%
    Royal Caribbean Cruises, Ltd.................   322,500     34,378,500            0.6%
    Time Warner, Inc............................. 1,534,860    152,365,552            2.5%
    Twenty-First Century Fox, Inc. Class A....... 1,287,383     39,316,677            0.6%
    Other Securities.............................              308,323,877            4.9%
                                                            --------------           -----
Total Consumer Discretionary.....................            1,004,882,017           16.1%
                                                            --------------           -----
Consumer Staples -- (8.3%)
    Archer-Daniels-Midland Co....................   813,476     37,216,527            0.6%
    CVS Health Corp.............................. 1,510,745    124,545,818            2.0%
    Mondelez International, Inc. Class A......... 2,081,099     93,711,888            1.5%
    Wal-Mart Stores, Inc......................... 1,054,519     79,278,738            1.3%
    Walgreens Boots Alliance, Inc................   725,538     62,788,059            1.0%
    Other Securities.............................              138,649,233            2.2%
                                                            --------------           -----
Total Consumer Staples...........................              536,190,263            8.6%
                                                            --------------           -----
Energy -- (11.5%)
    Chevron Corp................................. 1,105,117    117,915,984            1.9%
    ConocoPhillips............................... 1,489,306     71,352,650            1.2%
    Exxon Mobil Corp............................. 2,790,357    227,832,649            3.7%
    Marathon Petroleum Corp......................   903,936     46,046,500            0.8%
    Phillips 66..................................   775,455     61,695,200            1.0%
    Schlumberger, Ltd............................   603,242     43,789,337            0.7%
    Valero Energy Corp...........................   605,899     39,147,134            0.6%
    Other Securities.............................              135,832,864            2.0%
                                                            --------------           -----
Total Energy.....................................              743,612,318           11.9%
                                                            --------------           -----
Financials -- (21.6%)
    American International Group, Inc............   838,781     51,090,151            0.8%
    Bank of America Corp......................... 6,066,147    141,583,871            2.3%
    Bank of New York Mellon Corp. (The)..........   724,844     34,111,159            0.6%
    Citigroup, Inc............................... 1,870,326    110,573,673            1.8%
    CME Group, Inc...............................   381,507     44,327,298            0.7%
    Goldman Sachs Group, Inc. (The)..............   209,155     46,808,889            0.8%
    JPMorgan Chase & Co.......................... 2,695,925    234,545,475            3.8%
    MetLife, Inc.................................   949,912     49,214,941            0.8%
    Morgan Stanley............................... 1,036,923     44,971,351            0.7%
    Prudential Financial, Inc....................   497,625     53,260,804            0.9%
    Wells Fargo & Co............................. 2,237,608    120,472,815            1.9%
    Other Securities.............................              464,490,432            7.2%
                                                            --------------           -----
Total Financials.................................            1,395,450,859           22.3%
                                                            --------------           -----
Health Care -- (11.0%)
    Abbott Laboratories..........................   715,025     31,203,691            0.5%
#   Aetna, Inc...................................   558,462     75,431,462            1.2%
    Anthem, Inc..................................   504,640     89,770,410            1.4%
    Danaher Corp.................................   376,391     31,364,662            0.5%
*   Express Scripts Holding Co...................   493,239     30,255,280            0.5%
    Humana, Inc..................................   236,814     52,567,972            0.9%
    Medtronic P.L.C..............................   794,453     66,011,100            1.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Health Care -- (Continued)
      Pfizer, Inc...................................................  4,178,729 $  141,742,488            2.3%
      Thermo Fisher Scientific, Inc.................................    499,520     82,585,642            1.3%
      Other Securities..............................................               111,048,706            1.7%
                                                                                --------------          ------
Total Health Care...................................................               711,981,413           11.4%
                                                                                --------------          ------
Industrials -- (11.4%)
      CSX Corp......................................................  1,242,950     63,191,578            1.0%
      General Electric Co...........................................  2,102,284     60,945,213            1.0%
      Norfolk Southern Corp.........................................    545,229     64,058,955            1.0%
      Southwest Airlines Co.........................................    645,761     36,304,683            0.6%
      Union Pacific Corp............................................    888,128     99,434,811            1.6%
      Other Securities..............................................               412,121,787            6.6%
                                                                                --------------          ------
Total Industrials...................................................               736,057,027           11.8%
                                                                                --------------          ------
Information Technology -- (11.6%)
      Activision Blizzard, Inc......................................    982,162     51,317,964            0.8%
      Cisco Systems, Inc............................................  4,601,656    156,778,420            2.5%
      Intel Corp....................................................  4,616,182    166,874,979            2.7%
      QUALCOMM, Inc.................................................  1,059,256     56,924,417            0.9%
*     Yahoo!, Inc...................................................  1,048,770     50,561,202            0.8%
      Other Securities..............................................               265,348,585            4.2%
                                                                                --------------          ------
Total Information Technology........................................               747,805,567           11.9%
                                                                                --------------          ------
Materials -- (1.7%)
      Other Securities..............................................               112,703,115            1.8%
                                                                                --------------          ------
Real Estate -- (0.1%)
      Other Securities..............................................                 3,212,231            0.1%
                                                                                --------------          ------
Telecommunication Services -- (3.9%)
      AT&T, Inc.....................................................  5,605,081    222,129,360            3.6%
      Other Securities..............................................                30,794,349            0.4%
                                                                                --------------          ------
Total Telecommunication Services....................................               252,923,709            4.0%
                                                                                --------------          ------
Utilities -- (0.0%)
      Other Securities..............................................                 2,846,875            0.0%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             6,247,665,394           99.9%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                   167,859            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             6,247,833,253
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%.......................................................  7,711,887      7,711,887            0.1%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (3.2%)
(S)@  DFA Short Term Investment Fund................................ 17,856,512    206,653,418            3.3%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,653,284,037)...........................................              $6,462,198,558          103.3%
                                                                                ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation
Note):
                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------------------------------------------------
                                            LEVEL 1                 LEVEL 2             LEVEL 3              TOTAL
                                              --------------          ------------      -------              --------------
Common Stocks
  Consumer Discretionary................ $1,004,834,145           $     47,872            --             $1,004,882,017
  Consumer Staples......................    536,190,263                     --            --                536,190,263
  Energy................................    743,612,318                     --            --                743,612,318
  Financials............................  1,395,450,859                     --            --              1,395,450,859
  Health Care...........................    711,981,413                     --            --                711,981,413
  Industrials...........................    736,057,027                     --            --                736,057,027
  Information Technology................    747,805,567                     --            --                747,805,567
  Materials.............................    112,703,115                     --            --                112,703,115
  Real Estate...........................      3,212,231                     --            --                  3,212,231
  Telecommunication Services............    252,923,709                     --            --                252,923,709
  Utilities.............................      2,846,875                     --            --                  2,846,875
Rights/Warrants.........................             --                167,859            --                    167,859
Temporary Cash Investments..............      7,711,887                     --            --                  7,711,887
Securities Lending Collateral...........             --            206,653,418            --                206,653,418
                                              --------------          ------------        --                 --------------
TOTAL................................... $6,255,329,409           $206,869,149            --             $6,462,198,558
                                              ==============          ============        ==                 ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $284,841 of securities on loan)*............................... $6,247,833
Temporary Cash Investments at Value & Cost.....................................................      7,712
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $206,634).    206,653
Cash...........................................................................................        702
Receivables:
  Investment Securities Sold...................................................................        516
  Dividends and Interest.......................................................................      7,058
  Securities Lending Income....................................................................         49
Prepaid Expenses and Other Assets..............................................................          7
                                                                                                ----------
     Total Assets..............................................................................  6,470,530
                                                                                                ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................................    206,606
  Investment Securities Purchased..............................................................      4,961
  Due to Advisor...............................................................................      1,016
Accrued Expenses and Other Liabilities.........................................................        331
                                                                                                ----------
     Total Liabilities.........................................................................    212,914
                                                                                                ----------
NET ASSETS..................................................................................... $6,257,616
                                                                                                ==========
Investments at Cost............................................................................ $3,438,938
                                                                                                ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

   INVESTMENT INCOME
     Dividends (Net of Foreign Taxes Withheld of $3)#.............. $ 66,461
     Income from Securities Lending................................      282
                                                                    --------
        Total Investment Income....................................   66,743
                                                                    --------
   EXPENSES
     Investment Management Fees....................................    6,029
     Accounting & Transfer Agent Fees..............................      139
     Custodian Fees................................................       31
     Shareholders' Reports.........................................        5
     Directors'/Trustees' Fees & Expenses..........................       30
     Professional Fees.............................................       45
     Other.........................................................       74
                                                                    --------
        Total Expenses.............................................    6,353
                                                                    --------
     Net Expenses..................................................    6,353
                                                                    --------
     NET INVESTMENT INCOME (LOSS)..................................   60,390
                                                                    --------
   REALIZED AND UNREALIZED GAIN (LOSS)
     Net Realized Gain (Loss) on:
       Investment Securities Sold**................................  137,451
       Futures.....................................................       77
     Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.......................................  633,729
                                                                    --------
     NET REALIZED AND UNREALIZED GAIN (LOSS).......................  771,257
                                                                    --------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS. $831,647
                                                                    ========

----------
**Net of foreign capital gain taxes withheld of $0.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                          THE TAX-MANAGED U.S.
                                                                         MARKETWIDE VALUE SERIES
                                                                         ----------------------
                                                                         SIX MONTHS     YEAR
                                                                            ENDED      ENDED
                                                                          APRIL 30,   OCT. 31,
                                                                            2017        2016
                                                                         ----------- ----------
                                                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $   60,390  $  109,377
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    137,451     194,648
    Futures.............................................................         77       5,998
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................    633,729    (153,025)
                                                                         ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....    831,647     156,998
                                                                         ----------  ----------
Transactions in Interest:
  Contributions.........................................................     84,869     280,866
  Withdrawals...........................................................   (197,304)   (247,872)
                                                                         ----------  ----------
     Net Increase (Decrease) from Transactions in Interest..............   (112,435)     32,994
                                                                         ----------  ----------
     Total Increase (Decrease) in Net Assets............................    719,212     189,992
NET ASSETS
  Beginning of Period...................................................  5,538,404   5,348,412
                                                                         ----------  ----------
  End of Period......................................................... $6,257,616  $5,538,404
                                                                         ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             FINANCIAL HIGHLIGHTS

                                                                     THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                                                      -------------------------------------------------------------------------
                                                       SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                          ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                                        APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                          2017          2016        2015        2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------------
                                                       (UNAUDITED)
Total Return.........................................      15.07%(C)       2.79%       2.93%      15.17%      35.92%      18.47%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................ $6,257,616     $5,538,404  $5,348,412  $5,143,977  $4,389,755  $3,306,476
Ratio of Expenses to Average Net Assets..............       0.21%(D)       0.21%       0.21%       0.21%       0.21%       0.22%
Ratio of Net Investment Income to Average Net Assets.       2.00%(D)       2.05%       1.82%       1.61%       1.82%       1.99%
Portfolio Turnover Rate..............................          5%(C)          9%          6%          2%          5%         10%
--------------------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining ten operational portfolios are presented in separate reports. The Series is an investment company and, accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy. Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2017, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $161 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2017, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2017, the total related amounts paid to the CCO by the Trust were $42 (in thousands). The total related amounts paid by the Series is included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                        PURCHASES  SALES
     -                                                  --------- --------
     The Tax-Managed U.S. Marketwide Value Series...... $276,344  $299,212

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                             NET
                                                                                          UNREALIZED
                                                    FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                                    TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                                   ---------- ------------ ------------ --------------
The Tax-Managed U.S. Marketwide Value Series...... $3,653,284  $2,872,663    $(63,748)    $2,809,915

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   1. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series will be subject to equity price risk when entering into stock index futures. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location of derivatives on the Series' Statements of Operations of realized and change in unrealized gains and losses from the Series' derivative instrument holdings through the six months ended April 30, 2017:

 DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
 ---------------   -----------------------------------------------------------
 Equity contracts                   Net Realized Gain (Loss)
                                      on: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2017 (amounts in thousands):

                                                          REALIZED GAIN (LOSS) ON
                                                            DERIVATIVES
                                                          -----------------------
                                                                     EQUITY
                                                          TOTAL     CONTRACTS
                                                          -----     ---------
       The Tax-Managed U.S. Marketwide Value Series*.....  $77         $77

* As of April 30, 2017, there were no futures contracts outstanding. During the six months ended April 30, 2017, the Series had limited activity in futures contracts.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the six months ended April 30, 2017, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                       ------------- ------------ ------------ -------- ---------------
The Tax-Managed U.S. Marketwide Value
  Series..............................     1.27%        $3,643         13         $2        $5,918

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2017, that the Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series did not utilize the interfund lending program during the six months ended April 30, 2017.

H. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2017, if any, were executed by the Series pursuant to procedures adopted by the Board of Directors of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2017, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                     PURCHASES SALES  REALIZED GAIN (LOSS)
---------                                     --------- ------ --------------------
The Tax-Managed U.S. Marketwide Value Series.  $25,103  $8,314        $3,611

I. SECURITIES LENDING:

   As of April 30, 2017, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short and/or long term U.S. government securities with a market value of $86,438 (in thousands). The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount
(i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                                           REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                         AS OF APRIL 30, 2017
                                       ---------------------------------------------------------
                                       OVERNIGHT AND            BETWEEN
                                        CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                       ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE TAX-MANAGED U.S. MARKETWIDE VALUE
  SERIES
 Common Stocks, Rights/Warrants....... $206,653,418     --         --         --    $206,653,418

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. OTHER:

   The Series is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 14-15, 2016 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment management agreements for each portfolio/series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043017-002S
 [LOGO]                                                              00194746

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2017 (Unaudited)

Dimensional Investment Group Inc.
LWAS/DFA U.S. High Book to Market Portfolio
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio

DFA Investment Dimensions Group Inc.
LWAS/DFA International High Book to Market Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2017

Dear Fellow Shareholder,

Thank you for trusting us with your savings. All of us at Dimensional are dedicated to helping you achieve your investment goals, a responsibility we do not take lightly.

We believe the scientific underpinning of our investment approach and our efficient implementation enables us to deliver portfolios with better outcomes. By offering consistent and well-diversified investment solutions across regions and asset classes, investors and the professionals advising them can more confidently create asset allocations that satisfy their desired profiles and long-term goals.

We live in an evolving world with new data, new trading technologies, and new client needs emerging all the time. Since our founding in 1981, Dimensional has been fully committed to being on the cutting edge of incorporating knowledge and technology for even better solutions -- always centered on investors' needs.

Sincerely,

              /s/                       /s/ Eduardo A. Repetto
              David Butler              Eduardo Repetto
              CO-CHIEF EXECUTIVE        CO-CHIEF EXECUTIVE
              OFFICER AND HEAD OF       OFFICER AND CO-CHIEF
              GLOBAL FINANCIAL ADVISOR  INVESTMENT OFFICER
              SERVICES

                       DIMENSIONAL INVESTMENT GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                                             PAGE
                                                                                             ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..................................................   1
DIMENSIONAL INVESTMENT GROUP INC.
   Disclosure of Fund Expenses..............................................................   2
   Disclosure of Portfolio Holdings.........................................................   4
   Schedules of Investments
       LWAS/DFA U.S. High Book to Market Portfolio..........................................   5
       LWAS/DFA Two-Year Fixed Income Portfolio.............................................   6
       LWAS/DFA Two-Year Government Portfolio...............................................   8
   Statements of Assets and Liabilities.....................................................   9
   Statements of Operations.................................................................  11
   Statements of Changes in Net Assets......................................................  12
   Financial Highlights.....................................................................  13
   Notes to Financial Statements............................................................  15
   Section 19(a) Notice.....................................................................  22
DFA INVESTMENT DIMENSIONS GROUP INC. - LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
   Disclosure of Fund Expenses..............................................................  23
   Disclosure of Portfolio Holdings.........................................................  24
   Schedule of Investments..................................................................  25
   Statement of Assets and Liabilities......................................................  26
   Statement of Operations..................................................................  27
   Statement of Changes in Net Assets.......................................................  28
   Financial Highlights.....................................................................  29
   Notes to Financial Statements............................................................  30
   Section 19(a) Notice.....................................................................  35
THE DFA INVESTMENT TRUST COMPANY
   Disclosure of Fund Expenses..............................................................  36
   Disclosure of Portfolio Holdings.........................................................  37
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series......................................................  38
       The DFA International Value Series...................................................  41
   Statements of Assets and Liabilities.....................................................  45
   Statements of Operations.................................................................  46
   Statements of Changes in Net Assets......................................................  47
   Financial Highlights.....................................................................  48
   Notes to Financial Statements............................................................  49
VOTING PROXIES ON FUND PORTFOLIO SECURITIES.................................................  58
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS..........................................  59

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities"
        are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Non-Annualized
(D)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                      SIX MONTHS ENDED APRIL 30, 2017
EXPENSE TABLES
                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               11/01/16  04/30/17    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,152.30    0.28%    $1.49
Hypothetical 5% Annual Return................. $1,000.00 $1,023.41    0.28%    $1.40

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,004.10    0.26%    $1.29
Hypothetical 5% Annual Return................. $1,000.00 $1,023.51    0.26%    $1.30

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        11/01/16  04/30/17    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
--------------------------------------
Actual Fund Return..................... $1,000.00 $1,000.90    0.25%    $1.24
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.55    0.25%    $1.25

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                         AFFILIATED INVESTMENT COMPANY
                                         -----------------------------
          LWAS/DFA U.S. High Book to
            Market Portfolio............             100.0%

FIXED INCOME PORTFOLIOS

     LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
Corporate....................................  19.3%
Government...................................   6.6%
Foreign Corporate............................  33.8%
Foreign Government...........................  30.9%
Supranational................................   9.4%
                                              -----
                                              100.0%

      LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
Government................................... 100.0%
                                              -----
                                              100.0%

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                               VALUE+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................. $56,333,846
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $23,510,690)........................................... $56,333,846
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
AGENCY OBLIGATIONS -- (4.4%)
Federal Home Loan Bank
    1.750%, 12/14/18............................. $  700 $  705,081
    1.250%, 01/16/19.............................    350    349,615
    1.375%, 03/18/19.............................    500    500,339
Federal National Mortgage Association
    1.125%, 12/14/18.............................  2,000  1,994,622
                                                         ----------
TOTAL AGENCY OBLIGATIONS.........................         3,549,657
                                                         ----------

BONDS -- (91.7%)
African Development Bank
    1.625%, 10/02/18.............................    700    702,281
#   1.000%, 11/02/18.............................  1,200  1,192,729
Apple, Inc.
    1.550%, 02/08/19.............................    659    660,038
Australia & New Zealand Banking Group, Ltd.
    2.000%, 11/16/18.............................    500    501,478
Bank Nederlandse Gemeenten NV
##  1.125%, 05/25/18.............................    500    498,602
    1.375%, 01/28/19.............................    700    697,455
##  1.500%, 02/15/19.............................    250    249,513
    1.500%, 02/15/19.............................    400    399,192
Bank of Montreal
    1.400%, 09/11/17.............................  1,100  1,100,218
    1.400%, 04/10/18.............................  1,000    999,569
    1.350%, 08/28/18.............................    236    235,158
Bank of Nova Scotia (The)
    2.050%, 10/30/18.............................  1,748  1,759,596
    1.950%, 01/15/19.............................    500    501,582
Berkshire Hathaway Finance Corp.
    1.450%, 03/07/18.............................    250    250,320
Caisse d'Amortissement de la Dette Sociale
##  1.500%, 01/28/19.............................    600    599,149
    1.500%, 01/28/19.............................    750    748,221
Caisse des Depots et Consignations
    1.500%, 11/13/18.............................  1,800  1,796,069
Chevron Corp.
    1.790%, 11/16/18.............................  2,200  2,211,145
Cisco Systems, Inc.
    2.125%, 03/01/19.............................  1,350  1,363,932
Coca-Cola Co. (The)
#   1.150%, 04/01/18.............................    700    698,911
Commonwealth Bank of Australia
    1.900%, 09/18/17.............................    500    500,935
    2.500%, 09/20/18.............................    750    758,779
    1.750%, 11/02/18.............................    625    624,739
Cooperatieve Rabobank UA
    1.700%, 03/19/18.............................    704    705,002
    2.250%, 01/14/19.............................  1,450  1,460,201
Dexia Credit Local SA
    2.250%, 01/30/19.............................    600    602,149

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
Erste Abwicklungsanstalt
    1.625%, 02/21/19............................. $1,000 $  997,279
European Bank for Reconstruction & Development
    1.625%, 11/15/18.............................  2,350  2,356,977
European Investment Bank
    1.125%, 08/15/18.............................  1,250  1,246,127
    1.625%, 12/18/18.............................    500    501,478
    2.125%, 03/15/19.............................    467    471,991
Export Development Canada
    1.500%, 10/03/18.............................    750    751,402
Exxon Mobil Corp.
    1.439%, 03/01/18.............................    900    900,929
    1.708%, 03/01/19.............................  1,275  1,278,084
FMS Wertmanagement AoeR
    1.625%, 11/20/18.............................    600    601,791
General Electric Co.
    5.625%, 05/01/18.............................  1,000  1,041,231
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.............................  1,609  1,607,455
Kommunalbanken A.S.
    2.125%, 03/15/19.............................  2,300  2,322,321
Kommuninvest I Sverige AB
    1.125%, 10/09/18.............................    500    497,860
Kreditanstalt fuer Wiederaufbau
    1.000%, 09/07/18.............................    500    497,759
#   1.125%, 11/16/18.............................    950    945,984
    1.500%, 02/06/19.............................    750    750,631
Microsoft Corp.
    1.300%, 11/03/18.............................  1,875  1,873,279
Municipality Finance P.L.C.
    1.125%, 04/17/18.............................    500    498,841
##  1.250%, 09/10/18.............................  1,000    997,387
    1.250%, 09/10/18.............................    500    498,694
National Australia Bank, Ltd.
    2.300%, 07/25/18.............................    400    402,880
Nederlandse Waterschapsbank NV
##  1.500%, 01/23/19.............................  1,150  1,148,042
    1.875%, 03/13/19.............................    500    502,253
Nordic Investment Bank
    0.875%, 09/27/18.............................  1,000    993,157
NRW Bank
    1.375%, 08/20/18.............................  1,200  1,197,906
Oesterreichische Kontrollbank AG
    1.625%, 03/12/19.............................  1,600  1,602,266
Ontario, Province of Canada
    2.000%, 09/27/18.............................  1,800  1,812,217
    2.000%, 01/30/19.............................    500    503,510
Oracle Corp.
    2.375%, 01/15/19.............................  1,025  1,038,791
Pfizer, Inc.
    1.200%, 06/01/18.............................  1,822  1,818,983

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
Royal Bank of Canada
    1.500%, 01/16/18............................. $1,331 $1,331,409
    1.625%, 04/15/19.............................    842    838,218
Sanofi
    1.250%, 04/10/18.............................  1,500  1,498,948
Shell International Finance BV
    1.625%, 11/10/18.............................  1,925  1,930,581
    2.000%, 11/15/18.............................    400    402,193
State of North Rhine-Westphalia Germany
    1.250%, 02/20/18.............................    800    798,372
Statoil ASA
    3.125%, 08/17/17.............................    500    502,696
    1.250%, 11/09/17.............................  1,000    999,679
    1.150%, 05/15/18.............................    800    796,218
Svensk Exportkredit AB
    1.250%, 04/12/19.............................  1,150  1,141,304
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................  1,616  1,634,699
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................    979    978,235
    2.625%, 09/10/18.............................  1,250  1,266,537
Total Capital International SA
    2.125%, 01/10/19.............................    300    302,469
Total Capital SA
    2.125%, 08/10/18.............................  1,950  1,965,641
Toyota Motor Credit Corp.
    1.200%, 04/06/18.............................    250    249,679
    1.550%, 07/13/18.............................    750    750,280
    2.100%, 01/17/19.............................    750    755,923
    1.700%, 02/19/19.............................    500    500,632

                                                      FACE
                                                     AMOUNT    VALUE+
                                                     ------    ------
                                                     (000)
Westpac Banking Corp.
      2.250%, 01/17/19............................. $  2,334 $ 2,348,545
                                                             -----------
TOTAL BONDS........................................           74,466,726
                                                             -----------

U.S. TREASURY OBLIGATIONS -- (2.1%)
U.S. Treasury Notes
      1.375%, 12/31/18.............................      500     501,074
      1.125%, 01/15/19.............................    1,000     998,203
      0.875%, 04/15/19.............................      250     248,105
                                                             -----------
TOTAL U.S. TREASURY OBLIGATIONS....................            1,747,382
                                                             -----------
TOTAL INVESTMENT SECURITIES........................           79,763,765
                                                             -----------

                                                     SHARES
                                                     ------
TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional U.S. Government
       Money Market Fund, 0.680%...................  493,447     493,447
                                                             -----------

SECURITIES LENDING COLLATERAL -- (1.2%)
(S)@  DFA Short Term Investment Fund...............   85,749     992,373
                                                             -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $81,316,154)...............................           $81,249,585
                                                             ===========

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ----------------------------------------
                                    LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                    -------- ----------- ------- -----------
Agency Obligations.................       -- $ 3,549,657   --    $ 3,549,657
Bonds..............................       --  74,466,726   --     74,466,726
U.S. Treasury Obligations..........       --   1,747,382   --      1,747,382
Temporary Cash Investments......... $493,447          --   --        493,447
Securities Lending Collateral......       --     992,373   --        992,373
                                    -------- -----------   --    -----------
TOTAL.............................. $493,447 $80,756,138   --    $81,249,585
                                    ======== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                    FACE
                                                   AMOUNT     VALUE+
                                                   ------     ------
                                                   (000)
U.S. TREASURY OBLIGATIONS -- (99.5%)
U.S. Treasury Notes
    1.250%, 12/15/18............................. $  7,500 $  7,502,640
    1.375%, 12/31/18.............................   19,200   19,241,242
    1.125%, 01/15/19.............................    6,500    6,488,319
    1.250%, 01/31/19.............................    5,250    5,250,409
    0.750%, 02/15/19.............................    5,000    4,955,665
    2.750%, 02/15/19.............................   11,000   11,292,182
    1.500%, 02/28/19.............................   29,400   29,529,772
    1.000%, 03/15/19.............................    2,000    1,990,624
    0.875%, 04/15/19.............................   23,300   23,123,433
                                                           ------------
TOTAL U.S. TREASURY OBLIGATIONS..................           109,374,286
                                                           ------------
TOTAL INVESTMENT SECURITIES......................           109,374,286
                                                           ------------

                                                  SHARES     VALUE+
                                                  ------     ------
TEMPORARY CASH INVESTMENTS -- (0.5%)
    State Street Institutional U.S. Government
     Money Market Fund, 0.680%................... 531,837 $    531,837
                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $109,893,605)............................          $109,906,123
                                                          ============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------
                                  LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                  -------- ------------ ------- ------------
   U.S. Treasury Obligations.....       -- $109,374,286   --    $109,374,286
   Temporary Cash Investments.... $531,837           --   --         531,837
                                  -------- ------------   --    ------------
   TOTAL......................... $531,837 $109,374,286   --    $109,906,123
                                  ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment
 Company) at Value....................................................................................... $     56,334
Prepaid Expenses and Other Assets........................................................................           12
                                                                                                          ------------
     Total Assets........................................................................................       56,346
                                                                                                          ------------
LIABILITIES:
Payables:
Accrued Expenses and Other Liabilities...................................................................            9
                                                                                                          ------------
     Total Liabilities...................................................................................            9
                                                                                                          ------------
NET ASSETS............................................................................................... $     56,337
                                                                                                          ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................................................................    2,984,325
                                                                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................................. $      18.88
                                                                                                          ============
Investment in Affiliated Investment Company at Cost...................................................... $     23,511
                                                                                                          ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................................................... $     19,820
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...................           99
Accumulated Net Realized Gain (Loss).....................................................................        3,595
Net Unrealized Appreciation (Depreciation)...............................................................       32,823
                                                                                                          ------------
NET ASSETS............................................................................................... $     56,337
                                                                                                          ============
(1) NUMBER OF SHARES AUTHORIZED..........................................................................  300,000,000
                                                                                                          ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                             LWAS/DFA      LWAS/DFA
                                                                                             TWO-YEAR      TWO-YEAR
                                                                                           FIXED INCOME   GOVERNMENT
                                                                                            PORTFOLIO     PORTFOLIO
                                                                                           ------------  ------------
ASSETS:
Investments at Value (including $971 and $0 of securities on loan, respectively).......... $     79,764  $    109,374
Temporary Cash Investments at Value & Cost................................................          493           532
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $992
 and $0)..................................................................................          992            --
Cash......................................................................................            7            --
Receivables:
  Dividends, Interest and Tax Reclaims....................................................          372           318
  Fund Shares Sold........................................................................           --           186
Prepaid Expenses and Other Assets.........................................................           12            14
                                                                                           ------------  ------------
     Total Assets.........................................................................       81,640       110,424
                                                                                           ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned........................................................          992            --
  Fund Shares Redeemed....................................................................            3            14
  Due to Advisor..........................................................................           10            14
Accrued Expenses and Other Liabilities....................................................           13            20
                                                                                           ------------  ------------
     Total Liabilities....................................................................        1,018            48
                                                                                           ------------  ------------
NET ASSETS................................................................................ $     80,622  $    110,376
                                                                                           ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...................................................    8,071,505    11,208,816
                                                                                           ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................. $       9.99  $       9.85
                                                                                           ============  ============
Investments at Cost....................................................................... $     79,831  $    109,362
                                                                                           ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $     80,683  $    110,736
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....           89           110
Accumulated Net Realized Gain (Loss)......................................................          (83)         (482)
Net Unrealized Appreciation (Depreciation)................................................          (67)           12
                                                                                           ------------  ------------
NET ASSETS................................................................................ $     80,622  $    110,376
                                                                                           ============  ============
(1) NUMBER OF SHARES AUTHORIZED...........................................................  300,000,000   300,000,000
                                                                                           ============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                           LWAS/DFA   LWAS/DFA
                                                                          U.S. HIGH   TWO-YEAR   LWAS/DFA
                                                                           BOOK TO     FIXED     TWO-YEAR
                                                                            MARKET     INCOME   GOVERNMENT
                                                                          PORTFOLIO* PORTFOLIO# PORTFOLIO
                                                                          ---------- ---------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends..............................................................   $  637        --         --
  Income from Securities Lending.........................................        3        --         --
  Expenses Allocated from Affiliated Investment Company..................      (31)       --         --
                                                                            ------     -----      -----
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................      609        --         --
                                                                            ------     -----      -----
FUND INVESTMENT INCOME
  Dividends..............................................................       --     $   1      $   1
  Interest...............................................................       --       501        586
  Income from Securities Lending.........................................       --         1         --
                                                                            ------     -----      -----
     Total Investment Income.............................................       --       503        587
                                                                            ------     -----      -----
FUND EXPENSES
  Investment Management Fees.............................................       31        60         83
  Accounting & Transfer Agent Fees.......................................        2         4          5
  Shareholder Servicing Fees.............................................       28        21         29
  Custodian Fees.........................................................       --         2          1
  Filing Fees............................................................        9         9          9
  Shareholders' Reports..................................................        4         5          8
  Directors'/Trustees' Fees & Expenses...................................       --        --          1
  Professional Fees......................................................        1         2          2
  Other..................................................................       --         1          1
                                                                            ------     -----      -----
     Total Expenses......................................................       75       104        139
                                                                            ------     -----      -----
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................      (28)       --         --
                                                                            ------     -----      -----
  Net Expenses...........................................................       47       104        139
                                                                            ------     -----      -----
  NET INVESTMENT INCOME (LOSS)...........................................      562       399        448
                                                                            ------     -----      -----
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.........................................    3,551       (66)      (214)
    Futures..............................................................       35        --         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities................................................    3,953       (58)      (145)
    Futures..............................................................      (13)       --         --
                                                                            ------     -----      -----
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................    7,526      (124)      (359)
                                                                            ------     -----      -----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........   $8,088     $ 275      $  89
                                                                            ======     =====      =====

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                LWAS/DFA U.S. HIGH BOOK LWAS/DFA TWO-YEAR FIXED   LWAS/DFA TWO-YEAR
                                                TO MARKET PORTFOLIO       INCOME PORTFOLIO      GOVERNMENT PORTFOLIO
                                                ----------------------  ----------------------  --------------------
                                                SIX MONTHS      YEAR    SIX MONTHS     YEAR     SIX MONTHS    YEAR
                                                   ENDED       ENDED       ENDED      ENDED        ENDED     ENDED
                                                 APRIL 30,    OCT. 31,   APRIL 30,   OCT. 31,    APRIL 30,  OCT. 31,
                                                   2017         2016       2017        2016        2017       2016
                                                -----------   --------  -----------  --------   ----------- --------
                                                (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................   $   562     $ 1,207     $   399    $    648    $    448   $    670
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................     3,551       3,454         (66)        (18)       (214)      (267)
    Futures....................................        35          59          --          --          --         --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities......................     3,953      (2,441)        (58)         49        (145)       227
    Futures....................................       (13)         (9)         --          --          --         --
                                                  -------     -------     -------    --------    --------   --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................     8,088       2,270         275         679          89        630
                                                  -------     -------     -------    --------    --------   --------
Distributions From:
  Net Investment Income........................      (527)     (1,193)       (410)       (605)       (440)      (610)
  Net Short-Term Gains.........................       (40)         --          --        (205)         --       (352)
  Net Long-Term Gains..........................    (3,325)     (4,712)         --          (5)         --         --
                                                  -------     -------     -------    --------    --------   --------
     Total Distributions.......................    (3,892)     (5,905)       (410)       (815)       (440)      (962)
                                                  -------     -------     -------    --------    --------   --------
Capital Share Transactions (1):
  Shares Issued................................       234       1,005       3,418       3,649       4,860      5,405
  Shares Issued in Lieu of Cash
   Distributions...............................     3,892       5,905         410         815         440        962
  Shares Redeemed..............................    (6,599)     (8,182)     (4,239)    (14,939)    (10,072)   (24,184)
                                                  -------     -------     -------    --------    --------   --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    (2,473)     (1,272)       (411)    (10,475)     (4,772)   (17,817)
                                                  -------     -------     -------    --------    --------   --------
     Total Increase (Decrease) in Net
      Assets...................................     1,723      (4,907)       (546)    (10,611)     (5,123)   (18,149)
NET ASSETS
  Beginning of Period..........................    54,614      59,521      81,168      91,779     115,499    133,648
                                                  -------     -------     -------    --------    --------   --------
  End of Period................................   $56,337     $54,614     $80,622    $ 81,168    $110,376   $115,499
                                                  =======     =======     =======    ========    ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................        12          59         342         365         493        548
  Shares Issued in Lieu of Cash
   Distributions...............................       211         351          41          82          45         98
  Shares Redeemed..............................      (350)       (482)       (424)     (1,494)     (1,023)    (2,451)
                                                  -------     -------     -------    --------    --------   --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................      (127)        (72)        (41)     (1,047)       (485)    (1,805)
                                                  =======     =======     =======    ========    ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................   $    99     $    64     $    89    $    100    $    110   $    102

----------
* Net of foreign capital gain taxes withheld of $ 0, $ 0, $ 0, $0, $ 0 and $ 0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                              ---------------------------------------------------------
                              SIX MONTHS      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED       ENDED    ENDED    ENDED    ENDED    ENDED
                               APRIL 30,    OCT. 31, OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                 2017         2016     2015     2014     2013     2012
----------------------------------------------------------------------------------------
                              (UNAUDITED)
Net Asset Value, Beginning
 of Period...................   $ 17.55     $ 18.70  $ 20.16  $ 18.40  $ 13.84  $ 11.96
                                -------     -------  -------  -------  -------  -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)................      0.18        0.37     0.38     0.32     0.28     0.25
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............      2.46        0.36    (0.23)    2.41     4.57     1.87
                                -------     -------  -------  -------  -------  -------
   Total from Investment
    Operations...............      2.64        0.73     0.15     2.73     4.85     2.12
----------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......     (0.18)      (0.37)   (0.36)   (0.29)   (0.29)   (0.24)
 Net Realized Gains..........     (1.13)      (1.51)   (1.25)   (0.68)      --       --
                                -------     -------  -------  -------  -------  -------
   Total Distributions.......     (1.31)      (1.88)   (1.61)   (0.97)   (0.29)   (0.24)
----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period......................   $ 18.88     $ 17.55  $ 18.70  $ 20.16  $ 18.40  $ 13.84
===========================   ===========   ======== ======== ======== ======== ========
Total Return.................     15.23%(C)    4.49%    1.12%   15.38%   35.41%   18.01%
----------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................   $56,337     $54,614  $59,521  $68,214  $67,266  $60,916
Ratio of Expenses to
 Average Net Assets (B)......      0.28%(D)    0.33%    0.32%    0.34%    0.34%    0.34%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by
 Advisor) (B)................      0.38%(D)    0.43%    0.35%    0.34%    0.34%    0.34%
Ratio of Net Investment
 Income to Average Net
 Assets......................      1.98%(D)    2.19%    1.99%    1.67%    1.77%    1.93%
----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
                                                                       ---------------------------------------------------------
                                                                       SIX MONTHS      YEAR     YEAR     YEAR     YEAR     YEAR
                                                                          ENDED       ENDED    ENDED    ENDED    ENDED    ENDED
                                                                        APRIL 30,    OCT. 31, OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                                                          2017         2016     2015     2014     2013     2012
----------------------------------------------------------------------------------------------------------------------------------
                                                                       (UNAUDITED)
Net Asset Value, Beginning of Period..................................   $ 10.00     $ 10.02  $ 10.02  $ 10.02  $ 10.07  $ 10.10
                                                                         -------     -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................      0.05        0.08     0.04     0.02     0.03     0.04
 Net Gains (Losses) on Securities (Realized and Unrealized)...........     (0.01)      (0.01)    0.02     0.01       --     0.03
                                                                         -------     -------  -------  -------  -------  -------
   Total from Investment Operations...................................      0.04        0.07     0.06     0.03     0.03     0.07
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................     (0.05)      (0.07)   (0.04)   (0.02)   (0.03)   (0.04)
 Net Realized Gains...................................................        --       (0.02)   (0.02)   (0.01)   (0.05)   (0.06)
                                                                         -------     -------  -------  -------  -------  -------
   Total Distributions................................................     (0.05)      (0.09)   (0.06)   (0.03)   (0.08)   (0.10)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................   $  9.99     $ 10.00  $ 10.02  $ 10.02  $ 10.02  $ 10.07
=====================================================================  ===========   ======== ======== ======== ======== ========
Total Return..........................................................      0.41%(C)    0.74%    0.57%    0.31%    0.26%    0.75%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................   $80,622     $81,168  $91,779  $98,961  $94,726  $89,326
Ratio of Expenses to Average Net Assets...............................      0.26%(D)    0.29%    0.29%    0.28%    0.29%    0.30%
Ratio of Net Investment Income to Average Net Assets..................      1.00%(D)    0.75%    0.43%    0.20%    0.27%    0.40%
Portfolio Turnover Rate...............................................        69%(C)      93%     238%     122%      57%     102%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                                                                       -----------------------------------------------------
                                                                       SIX MONTHS      YEAR      YEAR      YEAR      YEAR
                                                                          ENDED       ENDED     ENDED     ENDED     ENDED
                                                                        APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                          2017         2016      2015      2014      2013
-----------------------------------------------------------------------------------------------------------------------------
                                                                       (UNAUDITED)
Net Asset Value, Beginning of Period..................................  $   9.88     $   9.90  $   9.92  $   9.91  $   9.96
                                                                        --------     --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................      0.04         0.05      0.03      0.01      0.01
 Net Gains (Losses) on Securities (Realized and Unrealized)...........     (0.03)        0.01      0.01      0.03      0.02
                                                                        --------     --------  --------  --------  --------
   Total from Investment Operations...................................      0.01         0.06      0.04      0.04      0.03
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................     (0.04)       (0.05)    (0.03)    (0.01)    (0.01)
 Net Realized Gains...................................................        --        (0.03)    (0.03)    (0.02)    (0.07)
                                                                        --------     --------  --------  --------  --------
   Total Distributions................................................     (0.04)       (0.08)    (0.06)    (0.03)    (0.08)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................  $   9.85     $   9.88  $   9.90  $   9.92  $   9.91
=====================================================================  ===========   ========  ========  ========  ========
Total Return..........................................................      0.09%(C)     0.58%     0.38%     0.39%     0.26%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................  $110,376     $115,499  $133,648  $145,231  $145,205
Ratio of Expenses to Average Net Assets...............................      0.25%(D)     0.28%     0.28%     0.27%     0.28%
Ratio of Net Investment Income to Average Net Assets..................      0.81%(D)     0.55%     0.31%     0.12%     0.05%
Portfolio Turnover Rate...............................................       151%(C)      118%      262%      225%      160%
-----------------------------------------------------------------------------------------------------------------------------

                                                                       ---------
                                                                         YEAR
                                                                        ENDED
                                                                       OCT. 31,
                                                                         2012
--------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.................................. $   9.98
                                                                       --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................     0.02
 Net Gains (Losses) on Securities (Realized and Unrealized)...........     0.04
                                                                       --------
   Total from Investment Operations...................................     0.06
--------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................    (0.03)
 Net Realized Gains...................................................    (0.05)
                                                                       --------
   Total Distributions................................................    (0.08)
--------------------------------------------------------------------------------
Net Asset Value, End of Period........................................ $   9.96
=====================================================================  ========
Total Return..........................................................     0.50%
--------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................................. $145,273
Ratio of Expenses to Average Net Assets...............................     0.28%
Ratio of Net Investment Income to Average Net Assets..................     0.19%
Portfolio Turnover Rate...............................................      111%
--------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fourteen portfolios, three of which, LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2017, the Feeder Fund owned less than 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments for the Portfolios (except for the Feeder Fund). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2017, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

       LWAS/DFA U.S. High Book to Market Portfolio(1).............. 0.11%
       LWAS/DFA Two-Year Fixed Income Portfolio.................... 0.15%
       LWAS/DFA Two-Year Government Portfolio...................... 0.15%

   (1) Effective as of July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.11% of the average net assets of a class of the Feeder Fund on an annualized basis. The Fee Waiver Agreement for the Feeder Fund will remain in effect permanently, unless terminated by the Fund.

   For the six months ended April 30, 2017, approximately $28 (in thousands) of the LWAS/DFA U.S. High Book to Market Portfolio's management fees were waived pursuant to the Fee Waiver Agreement.

   Prior to February 28, 2017, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios paid monthly Shareholder Servicing Fees to LWIF at the following effective annual rates of their average daily net assets:

                                                 SHAREHOLDER
                                                SERVICING FEES
                                                --------------
                 LWAS/DFA U.S. High Book to
                   Market Portfolio............      0.15%
                 LWAS/DFA Two-Year Fixed
                   Income Portfolio............      0.08%
                 LWAS/DFA Two-Year Government
                   Portfolio...................      0.08%

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                       LWAS/DFA U.S. High Book to
                         Market Portfolio............ $3
                       LWAS/DFA Two-Year Fixed
                         Income Portfolio............  4
                       LWAS/DFA Two-Year Government
                         Portfolio...................  7

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                      U.S. GOVERNMENT   OTHER INVESTMENT
                                         SECURITIES        SECURITIES
                                     ------------------ -----------------
                                     PURCHASES  SALES   PURCHASES  SALES
                                     --------- -------- --------- -------
      LWAS/DFA Two-Year Fixed
        Income Portfolio............ $  6,402  $  7,150  $48,805  $48,723
      LWAS/DFA Two-Year Government
        Portfolio...................  167,942   172,967       --       --

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                    INCREASE       INCREASE
                                                   (DECREASE)     (DECREASE)
                                    INCREASE     UNDISTRIBUTED   ACCUMULATED
                                   (DECREASE)    NET INVESTMENT  NET REALIZED
                                 PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                 --------------- -------------- --------------
  LWAS/DFA U.S. High Book to
    Market Portfolio............      $192            $(57)         $(135)
  LWAS/DFA Two-Year Fixed
    Income Portfolio............        11             (11)            --
  LWAS/DFA Two-Year Government
    Portfolio...................        13             (13)            --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                             NET INVESTMENT
                                               INCOME AND
                                               SHORT-TERM     LONG-TERM   TAX EXEMPT
                                             CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                             -------------- ------------- ---------- ------
LWAS/DFA U.S. High Book to Market Portfolio
2015........................................     $1,271        $4,067         --     $5,338
2016........................................      1,193         4,712         --      5,905
LWAS/DFA Two-Year Fixed Income Portfolio
2015........................................        484            73         --        557
2016........................................        809             5         --        814
LWAS/DFA Two-Year Government Portfolio
2015........................................        836            --         --        836
2016........................................        962            --         --        962

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                      NET INVESTMENT
                                        INCOME AND
                                        SHORT-TERM     LONG-TERM
                                      CAPITAL GAINS  CAPITAL GAINS TOTAL
                                      -------------- ------------- -----
       LWAS/DFA U.S. High Book to
         Market Portfolio............      $51           $141      $192
       LWAS/DFA Two-Year Fixed
         Income Portfolio............       11             --        11
       LWAS/DFA Two-Year Government
         Portfolio...................       13             --        13

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                               TOTAL NET
                                   NET INVESTMENT                                            DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                   -------------- ------------- ------------- -------------- -------------
LWAS/DFA U.S. High Book to Market
  Portfolio.......................      $108         $3,325            --        $28,893        $32,326
LWAS/DFA Two-Year Fixed Income
  Portfolio.......................       104             --         $ (18)            (9)            77
LWAS/DFA Two-Year Government
  Portfolio.......................       108             --          (269)           157             (4)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had no capital loss carryforwards available to offset future realized capital gains.

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                       NET
                                                                    UNREALIZED
                               FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                               TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                               -------- ------------ ------------ --------------
LWAS/DFA U.S. High Book to
  Market Portfolio............ $ 23,520   $32,814          --        $32,814
LWAS/DFA Two-Year Fixed
  Income Portfolio............   81,316        35       $(102)           (67)
LWAS/DFA Two-Year Government
  Portfolio...................  109,894        51         (38)            13

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each of the Portfolio's tax positions and has concluded that no additional provision for income tax is required in any of the Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2017.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. OTHER:

   At April 30, 2017, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                        APPROXIMATE
                                                         PERCENTAGE
                                           NUMBER OF   OF OUTSTANDING
                                          SHAREHOLDERS     SHARES
                                          ------------ --------------
           LWAS/DFA U.S. High Book to
             Market Portfolio............      2             92%
           LWAS/DFA Two-Year Fixed
             Income Portfolio............      3             96%
           LWAS/DFA Two-Year Government
             Portfolio...................      3             97%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The

Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

J. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following funds paid distributions to shareholders of record a portion of which is estimated to be in excess of a fund's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a fund will not be available until the end of a fund's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                             --------------------------------------------------
                                             NET INCOME FOR THE
                                                 CURRENT OR        ACCUMULATED
                                              PRECEDING FISCAL  UNDISTRIBUTED NET
                                                 YEAR, AND       PROFITS FROM THE     PAID-IN
                                                ACCUMULATED     SALE OF SECURITIES  SURPLUS OR
                                             UNDISTRIBUTED NET       OR OTHER      OTHER CAPITAL
PORTFOLIO NAME                                     INCOME           PROPERTIES        SOURCE
--------------                               ------------------ ------------------ -------------
LWAS/DFA U.S. High Book to Market Portfolio
   December 15, 2016........................         89%                0%              11%
LWAS/DFA Two-Year Fixed Income Portfolio
   December 15, 2016........................         87%                0%              13%
LWAS/DFA Two-Year Government Portfolio
   December 15, 2016........................         86%                0%              14%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                               SIX MONTHS ENDED APRIL 30, 2017
EXPENSE TABLE
                                                        BEGINNING  ENDING              EXPENSES
                                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                          VALUE    VALUE     EXPENSE    DURING
                                                        11/01/16  04/30/17    RATIO*   PERIOD*
                                                        --------- --------- ---------- --------
LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO**
------------------------------------------------------
Actual Fund Return..................................... $1,000.00 $1,114.80    0.41%    $2.15
Hypothetical 5% Annual Return.......................... $1,000.00 $1,022.76    0.41%    $2.06

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by country.

FEEDER FUND

                                                      AFFILIATED INVESTMENT COMPANY
                                                      -----------------------------
LWAS/DFA International High Book to Market Portfolio.             100.0%

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                               VALUE+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $55,807,116
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $49,414,869)........................................... $55,807,116
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated
 Investment Company) at Value.................................................................... $       55,807
Prepaid Expenses and Other Assets................................................................             15
                                                                                                  --------------
     Total Assets................................................................................         55,822
                                                                                                  --------------
LIABILITIES:
Payables:
  Fund Shares Redeemed...........................................................................              2
Accrued Expenses and Other Liabilities...........................................................             10
                                                                                                  --------------
     Total Liabilities...........................................................................             12
                                                                                                  --------------
NET ASSETS....................................................................................... $       55,810
                                                                                                  ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................................................      7,107,643
                                                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......................................... $         7.85
                                                                                                  ==============
Investment in Affiliated Investment Company at Cost.............................................. $       49,415
                                                                                                  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................. $       50,187
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...........            368
Accumulated Net Realized Gain (Loss).............................................................         (1,142)
Net Unrealized Foreign Exchange Gain (Loss)......................................................              5
Net Unrealized Appreciation (Depreciation).......................................................          6,392
                                                                                                  --------------
NET ASSETS....................................................................................... $       55,810
                                                                                                  ==============
(1) NUMBER OF SHARES AUTHORIZED..................................................................  1,000,000,000
                                                                                                  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO*

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends (Net of Foreign Taxes Withheld of $74).................................................. $  848
  Income from Securities Lending....................................................................     26
  Expenses Allocated from Affiliated Investment Company.............................................    (58)
                                                                                                     ------
     Total Investment Income........................................................................    816
                                                                                                     ------
EXPENSES
  Investment Management Fees........................................................................     57
  Accounting & Transfer Agent Fees..................................................................      2
  Shareholder Servicing Fees........................................................................     34
  Filing Fees.......................................................................................      9
  Shareholders' Reports.............................................................................      4
  Professional Fees.................................................................................      1
  Other.............................................................................................      1
                                                                                                     ------
     Total Expenses.................................................................................    108
                                                                                                     ------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C).    (55)
                                                                                                     ------
  Net Expenses......................................................................................     53
                                                                                                     ------
  NET INVESTMENT INCOME (LOSS)......................................................................    763
                                                                                                     ------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:......................................................................
    Investment Securities Sold**....................................................................    148
    Futures.........................................................................................     43
    Foreign Currency Transactions...................................................................    (19)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................  5,205
    Futures.........................................................................................    (11)
    Translation of Foreign Currency Denominated Amounts.............................................      6
                                                                                                     ------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................................................  5,372
                                                                                                     ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................................... $6,135
                                                                                                     ======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                         LWAS/DFA INTERNATIONAL
                                                                         HIGH BOOK TO MARKET PORTFOLIO
                                                                         ----------------------------
                                                                         SIX MONTHS        YEAR
                                                                            ENDED         ENDED
                                                                          APRIL 30,      OCT. 31,
                                                                            2017           2016
                                                                         -----------     --------
                                                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........................................   $   763       $  1,822
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................       148         (1,293)
    Futures.............................................................        43             37
    Foreign Currency Transactions.......................................       (19)            33
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign Currency..........................     5,205           (990)
    Futures.............................................................       (11)            (7)
    Translation of Foreign Currency Denominated Amounts.................         6             (5)
                                                                           -------         --------
     Net Increase (Decrease) in Net Assets Resulting from Operations....     6,135           (403)
                                                                           -------         --------
Distributions From:
  Net Investment Income.................................................      (685)        (1,752)
  Net Long-Term Gains...................................................        --         (2,241)
                                                                           -------         --------
     Total Distributions................................................      (685)        (3,993)
                                                                           -------         --------
Capital Share Transactions (1):
  Shares Issued.........................................................       555          4,830
  Shares Issued in Lieu of Cash Distributions...........................       685          3,993
  Shares Redeemed.......................................................    (5,105)       (10,274)
                                                                           -------         --------
     Net Increase (Decrease) from Capital Share Transactions............    (3,865)        (1,451)
                                                                           -------         --------
     Total Increase (Decrease) in Net Assets............................     1,585         (5,847)
NET ASSETS
  Beginning of Period...................................................    54,225         60,072
                                                                           -------         --------
  End of Period.........................................................   $55,810       $ 54,225
                                                                           =======         ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................................        75            692
  Shares Issued in Lieu of Cash Distributions...........................        92            583
  Shares Redeemed.......................................................      (660)        (1,469)
                                                                           -------         --------
     Net Increase (Decrease) from Shares Issued and Redeemed............      (493)          (194)
                                                                           =======         ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME).....................   $   368       $    290

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                                                                  ------------------------------------------------------------
                                                                  SIX MONTHS      YEAR      YEAR      YEAR      YEAR     YEAR
                                                                     ENDED       ENDED     ENDED     ENDED     ENDED    ENDED
                                                                   APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31, OCT. 31,
                                                                     2017         2016      2015      2014      2013     2012
-------------------------------------------------------------------------------------------------------------------------------
                                                                  (UNAUDITED)
Net Asset Value, Beginning of Period.............................   $  7.13     $  7.71   $  8.61   $  9.50   $  8.22  $  8.68
                                                                    -------     -------   -------   -------   -------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)................................      0.10        0.23      0.25      0.39      0.25     0.28
 Net Gains (Losses) on Securities (Realized and Unrealized)......      0.71       (0.29)    (0.72)    (0.47)     1.87    (0.10)
                                                                    -------     -------   -------   -------   -------  -------
   Total from Investment Operations..............................      0.81       (0.06)    (0.47)    (0.08)     2.12     0.18
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........................................     (0.09)      (0.23)    (0.24)    (0.38)    (0.27)   (0.28)
 Net Realized Gains..............................................        --       (0.29)    (0.19)    (0.43)    (0.57)   (0.36)
                                                                    -------     -------   -------   -------   -------  -------
   Total Distributions...........................................     (0.09)      (0.52)    (0.43)    (0.81)    (0.84)   (0.64)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...................................   $  7.85     $  7.13   $  7.71   $  8.61   $  9.50  $  8.22
================================================================  ===========   ========  ========  ========  ======== ========
Total Return.....................................................     11.48%(C)   (0.46)%   (5.59)%   (0.99)%   27.91%    2.89%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................   $55,810     $54,225   $60,072   $68,666   $77,901  $66,900
Ratio of Expenses to Average Net Assets (B)......................      0.41%(D)    0.48%     0.47%     0.50%     0.49%    0.50%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B).......................................      0.61%(D)    0.68%     0.53%     0.50%     0.49%    0.50%
Ratio of Net Investment Income to Average Net Assets.............      2.79%(D)    3.42%     3.05%     4.28%     2.91%    3.49%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-six operational portfolios, one of which, LWAS/DFA International High Book to Market Portfolio (the "Portfolio"), is presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2017, the Portfolio owned less than 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value

Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $3 (in thousands).

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

   For the six months ended April 30, 2017, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.21% of the Portfolio's average daily net assets.

   Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.21% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement for the Portfolio will remain in effect permanently, unless terminated by the Fund.

   For the six months ended April 30, 2017, approximately $55 (in thousands) of the Portfolio's management fees were waived pursuant to the Fee Waiver Agreement.

   Prior to February 28, 2017, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio paid a monthly Shareholder Servicing Fee to LWIF at an effective annual rate of 0.19% of its average daily net assets.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid by the Fund to the CCO were $150 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains (losses) and gains on securities considered to be "passive foreign investment companies", tax equalization and foreign capital gains tax were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                                INCREASE       INCREASE
                                                                               (DECREASE)     (DECREASE)
                                                                INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                               (DECREASE)    NET INVESTMENT  NET REALIZED
                                                             PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                             --------------- -------------- --------------
LWAS/DFA International High Book to Market Portfolio........       $37            $29            $(66)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                            NET INVESTMENT
                                              INCOME AND
                                              SHORT-TERM     LONG-TERM   TAX EXEMPT
                                            CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                            -------------- ------------- ---------- ------
LWAS/DFA International High Book to Market
  Portfolio
2015.......................................     $1,918        $1,481         --     $3,399
2016.......................................      1,752         2,241         --      3,993

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

           LWAS/DFA International High Book to Market Portfolio. $37

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     UNDISTRIBUTED                                               TOTAL NET
                                     NET INVESTMENT                                            DISTRIBUTABLE
                                       INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                       SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                     CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                     -------------- ------------- ------------- -------------- -------------
LWAS/DFA International High Book to
  Market Portfolio..................      $382           --          $(1,184)        $750          $(52)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2016, the Portfolio did not utilize capital loss carryforwards.

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                     NET
                                                                                                  UNREALIZED
                                                             FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                                             TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                                             -------- ------------ ------------ --------------
LWAS/DFA International High Book to Market Portfolio........ $49,635     $6,172         --          $6,172

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for prior three fiscal years remain subject to examination by the Internal Revenue Service.

E. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2017.

F. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. OTHER:

   At April 30, 2017, two shareholders held approximately 95% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

H. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following fund paid distributions to shareholders of record a portion of which is estimated to be in excess of the fund's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of the fund will not be available until the end of the fund's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                         ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                                      --------------------------------------------------
                                                      NET INCOME FOR THE
                                                          CURRENT OR        ACCUMULATED
                                                       PRECEDING FISCAL  UNDISTRIBUTED NET
                                                          YEAR, AND       PROFITS FROM THE     PAID-IN
                                                         ACCUMULATED     SALE OF SECURITIES  SURPLUS OR
                                                      UNDISTRIBUTED NET       OR OTHER      OTHER CAPITAL
PORTFOLIO NAME                                              INCOME           PROPERTIES        SOURCE
--------------                                        ------------------ ------------------ -------------
LWAS/DFA International High Book to Market Portfolio
   December 15, 2016.................................         79%                0%              21%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED APRIL 30, 2017
  EXPENSE TABLES
                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      11/01/16  04/30/17    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
  THE U.S. LARGE CAP VALUE SERIES
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,152.90    0.11%    $0.59
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25    0.11%    $0.55

  THE DFA INTERNATIONAL VALUE SERIES
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,115.30    0.22%    $1.15
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.70    0.22%    $1.10

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          THE U.S. LARGE CAP VALUE SERIES
Consumer Discretionary.......................  13.5%
Consumer Staples.............................   7.0%
Energy.......................................  11.6%
Financials...................................  23.0%
Health Care..................................  12.3%
Industrials..................................   9.4%
Information Technology.......................  14.6%
Materials....................................   3.7%
Telecommunication Services...................   4.7%
Utilities....................................   0.2%
                                              -----
                                              100.0%

        THE DFA INTERNATIONAL VALUE SERIES
Consumer Discretionary.......................  13.2%
Consumer Staples.............................   2.4%
Energy.......................................  14.6%
Financials...................................  32.7%
Health Care..................................   1.9%
Industrials..................................   9.7%
Information Technology.......................   3.2%
Materials....................................  14.7%
Real Estate..................................   2.3%
Telecommunication Services...................   3.8%
Utilities....................................   1.5%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                               PERCENTAGE
                                                     SHARES       VALUE+     OF NET ASSETS**
                                                     ------       ------     ---------------
COMMON STOCKS -- (95.3%)
Consumer Discretionary -- (12.9%)
*   Charter Communications, Inc. Class A..........    956,927 $  330,292,923            1.3%
    Comcast Corp. Class A......................... 21,211,780    831,289,658            3.4%
    Ford Motor Co................................. 15,336,087    175,904,918            0.7%
    General Motors Co.............................  5,741,467    198,884,417            0.8%
    Royal Caribbean Cruises, Ltd..................  1,461,968    155,845,789            0.6%
    Time Warner, Inc..............................  3,804,556    377,678,274            1.5%
    Other Securities..............................             1,237,062,804            5.1%
                                                              --------------           -----
Total Consumer Discretionary......................             3,306,958,783           13.4%
                                                              --------------           -----
Consumer Staples -- (6.7%)
    CVS Health Corp...............................  3,989,908    328,928,016            1.3%
    Mondelez International, Inc. Class A..........  3,943,573    177,579,092            0.7%
    Wal-Mart Stores, Inc..........................  5,609,449    421,718,376            1.7%
    Other Securities..............................               796,139,783            3.3%
                                                              --------------           -----
Total Consumer Staples............................             1,724,365,267            7.0%
                                                              --------------           -----
Energy -- (11.0%)
    Chevron Corp..................................  3,705,888    395,418,250            1.6%
    ConocoPhillips................................  3,218,408    154,193,927            0.6%
    Exxon Mobil Corp.............................. 11,307,726    923,275,828            3.7%
    Valero Energy Corp............................  2,810,052    181,557,460            0.7%
    Other Securities..............................             1,183,622,848            4.9%
                                                              --------------           -----
Total Energy......................................             2,838,068,313           11.5%
                                                              --------------           -----
Financials -- (21.9%)
    American International Group, Inc.............  2,742,987    167,075,338            0.7%
    Bank of America Corp.......................... 21,700,899    506,498,983            2.1%
    Bank of New York Mellon Corp. (The)...........  4,371,565    205,725,849            0.8%
    Capital One Financial Corp....................  2,042,506    164,176,632            0.7%
    Citigroup, Inc................................  8,942,092    528,656,479            2.1%
    Fifth Third Bancorp...........................  5,417,348    132,345,812            0.5%
    Goldman Sachs Group, Inc. (The)...............  1,040,153    232,786,241            0.9%
    Hartford Financial Services Group, Inc. (The).  2,880,302    139,291,405            0.6%
    JPMorgan Chase & Co........................... 11,460,834    997,092,558            4.0%
    Morgan Stanley................................  3,862,094    167,499,017            0.7%
    PNC Financial Services Group, Inc. (The)......  1,341,871    160,689,052            0.7%
    Travelers Cos., Inc. (The)....................  1,129,653    137,433,584            0.6%
    Wells Fargo & Co..............................  4,436,796    238,877,097            1.0%
    Other Securities..............................             1,852,943,282            7.4%
                                                              --------------           -----
Total Financials..................................             5,631,091,329           22.8%
                                                              --------------           -----
Health Care -- (11.7%)
    Abbott Laboratories...........................  4,117,151    179,672,470            0.7%
    Aetna, Inc....................................  1,805,018    243,803,781            1.0%
    Anthem, Inc...................................  1,447,321    257,463,933            1.0%
    Danaher Corp..................................  2,154,324    179,519,819            0.7%
*   Express Scripts Holding Co....................  2,740,464    168,100,062            0.7%
    Humana, Inc...................................    708,361    157,241,975            0.6%
    Medtronic P.L.C...............................  4,179,517    347,276,068            1.4%
    Pfizer, Inc................................... 16,341,666    554,309,311            2.3%
    Thermo Fisher Scientific, Inc.................  1,050,474    173,674,866            0.7%
    Other Securities..............................               742,504,228            3.0%
                                                              --------------           -----
Total Health Care.................................             3,003,566,513           12.1%
                                                              --------------           -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (9.0%)
      CSX Corp......................................................   5,240,612 $   266,432,714            1.1%
      Delta Air Lines, Inc..........................................   2,872,498     130,526,309            0.5%
      Norfolk Southern Corp.........................................   1,571,094     184,587,834            0.7%
      Republic Services, Inc........................................   2,082,943     131,204,580            0.5%
      Stanley Black & Decker, Inc...................................   1,101,159     149,922,798            0.6%
      Other Securities..............................................               1,446,022,833            5.9%
                                                                                 ---------------          ------
Total Industrials...................................................               2,308,697,068            9.3%
                                                                                 ---------------          ------
Information Technology -- (13.9%)
      Cisco Systems, Inc............................................  19,508,609     664,658,309            2.7%
      Hewlett Packard Enterprise Co.................................   9,176,127     170,951,246            0.7%
      HP, Inc.......................................................   9,619,949     181,047,440            0.7%
      Intel Corp....................................................  22,961,820     830,069,793            3.4%
#     Lam Research Corp.............................................   1,022,498     148,108,835            0.6%
*     Micron Technology, Inc........................................   5,266,057     145,711,797            0.6%
      NVIDIA Corp...................................................   1,824,559     190,301,504            0.8%
      QUALCOMM, Inc.................................................   2,686,624     144,379,174            0.6%
      Other Securities..............................................               1,092,435,693            4.3%
                                                                                 ---------------          ------
Total Information Technology........................................               3,567,663,791           14.4%
                                                                                 ---------------          ------
Materials -- (3.5%)
      Nucor Corp....................................................   2,299,243     141,012,573            0.6%
      Other Securities..............................................                 757,131,978            3.0%
                                                                                 ---------------          ------
Total Materials.....................................................                 898,144,551            3.6%
                                                                                 ---------------          ------
Real Estate -- (0.0%)
      Other Securities..............................................                   8,492,863            0.0%
                                                                                 ---------------          ------
Telecommunication Services -- (4.5%)
      AT&T, Inc.....................................................  23,201,858     919,489,632            3.7%
      Other Securities..............................................                 231,418,744            1.0%
                                                                                 ---------------          ------
Total Telecommunication Services....................................               1,150,908,376            4.7%
                                                                                 ---------------          ------

Utilities -- (0.2%)
      Other Securities..............................................                  42,210,023            0.2%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              24,480,166,877           99.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     208,566            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              24,480,375,443
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 288,414,347     288,414,347            1.2%
                                                                                 ---------------          ------
SECURITIES LENDING COLLATERAL -- (3.6%)
(S)@  DFA Short Term Investment Fund................................  79,584,549     921,031,983            3.7%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,961,870,109)..........................................               $25,689,821,773          103.9%
                                                                                 ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ----------------------------------------------------
                                             LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                         --------------- ------------ ------- ---------------
Common Stocks
 Consumer Discretionary................. $ 3,306,958,783           --   --    $ 3,306,958,783
 Consumer Staples.......................   1,724,365,267           --   --      1,724,365,267
 Energy.................................   2,838,068,313           --   --      2,838,068,313
 Financials.............................   5,631,091,329           --   --      5,631,091,329
 Health Care............................   3,003,566,513           --   --      3,003,566,513
 Industrials............................   2,308,697,068           --   --      2,308,697,068
 Information Technology.................   3,567,663,791           --   --      3,567,663,791
 Materials..............................     898,144,551           --   --        898,144,551
 Real Estate............................       8,492,863           --   --          8,492,863
 Telecommunication Services.............   1,150,908,376           --   --      1,150,908,376
 Utilities..............................      42,210,023           --   --         42,210,023
Rights/Warrants                                       -- $    208,566   --            208,566
Temporary Cash Investments..............     288,414,347           --   --        288,414,347
Securities Lending Collateral...........              --  921,031,983   --        921,031,983
Futures Contracts**.....................       1,385,776           --   --          1,385,776
                                         --------------- ------------   --    ---------------
TOTAL................................... $24,769,967,000 $921,240,549   --    $25,691,207,549
                                         =============== ============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                 PERCENTAGE
                                                  SHARES       VALUE++         OF NET ASSETS**
                                                  ------       -------         ---------------
COMMON STOCKS -- (91.2%)
AUSTRALIA -- (6.0%)
    Australia & New Zealand Banking Group, Ltd.. 5,694,220 $    139,388,687               1.3%
    BHP Billiton, Ltd........................... 6,202,634      110,431,283               1.0%
#   BHP Billiton, Ltd. Sponsored ADR............ 1,703,682       60,651,079               0.5%
    Woodside Petroleum, Ltd..................... 2,846,042       68,508,412               0.6%
    Other Securities............................                333,550,416               3.0%
                                                           ----------------              -----
TOTAL AUSTRALIA.................................                712,529,877               6.4%
                                                           ----------------              -----

AUSTRIA -- (0.1%)
    Other Securities............................                 11,349,837               0.1%
                                                           ----------------              -----

BELGIUM -- (1.0%)
    Other Securities............................                116,069,925               1.0%
                                                           ----------------              -----

CANADA -- (7.2%)
    Bank of Montreal............................ 1,609,124      114,006,435               1.0%
    Manulife Financial Corp..................... 3,005,038       52,701,813               0.5%
    Suncor Energy, Inc.......................... 3,911,426      122,582,195               1.1%
    Other Securities............................                575,405,187               5.1%
                                                           ----------------              -----
TOTAL CANADA....................................                864,695,630               7.7%
                                                           ----------------              -----

DENMARK -- (1.7%)
    Vestas Wind Systems A.S.....................   636,500       54,768,619               0.5%
    Other Securities............................                151,735,285               1.3%
                                                           ----------------              -----
TOTAL DENMARK...................................                206,503,904               1.8%
                                                           ----------------              -----

FINLAND -- (0.8%)
    Other Securities............................                101,406,100               0.9%
                                                           ----------------              -----

FRANCE -- (9.4%)
#   AXA SA...................................... 2,945,233       78,579,188               0.7%
#   BNP Paribas SA.............................. 1,948,140      137,494,233               1.2%
    Cie de Saint-Gobain......................... 1,715,632       92,570,057               0.8%
#   Engie SA.................................... 4,083,126       57,572,240               0.5%
    Orange SA................................... 5,375,197       83,193,733               0.7%
    Renault SA..................................   797,219       74,341,567               0.7%
    Societe Generale SA......................... 1,935,625      106,135,467               0.9%
    Total SA.................................... 5,191,725      266,507,837               2.4%
    Other Securities............................                227,414,521               2.1%
                                                           ----------------              -----
TOTAL FRANCE....................................              1,123,808,843              10.0%
                                                           ----------------              -----

GERMANY -- (7.1%)
    Allianz SE..................................   730,758      139,119,953               1.2%
    Allianz SE Sponsored ADR.................... 2,811,910       53,451,597               0.5%
    Bayerische Motoren Werke AG................. 1,004,588       95,980,102               0.9%
    Daimler AG.................................. 2,793,294      208,140,301               1.9%
    Other Securities............................                349,162,383               3.0%
                                                           ----------------              -----
TOTAL GERMANY...................................                845,854,336               7.5%
                                                           ----------------              -----

HONG KONG -- (2.5%)
    CK Hutchison Holdings, Ltd.................. 6,496,484       81,123,446               0.7%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                            PERCENTAGE
                                             SHARES       VALUE++         OF NET ASSETS**
                                             ------       -------         ---------------
HONG KONG -- (Continued)
    Other Securities......................            $    222,111,215               2.0%
                                                      ----------------              -----
TOTAL HONG KONG...........................                 303,234,661               2.7%
                                                      ----------------              -----

IRELAND -- (0.2%)
    Other Securities......................                  29,131,060               0.3%
                                                      ----------------              -----

ISRAEL -- (0.4%)
    Other Securities......................                  43,478,987               0.4%
                                                      ----------------              -----

ITALY -- (1.5%)
*   UniCredit SpA.........................  4,382,253       71,353,969               0.6%
    Other Securities......................                 105,827,466               1.0%
                                                      ----------------              -----
TOTAL ITALY...............................                 177,181,435               1.6%
                                                      ----------------              -----

JAPAN -- (20.3%)
    Hitachi, Ltd.......................... 12,504,000       69,076,694               0.6%
    Honda Motor Co., Ltd..................  4,256,100      123,876,586               1.1%
    Mitsubishi UFJ Financial Group, Inc... 17,854,906      113,139,273               1.0%
    Mizuho Financial Group, Inc........... 49,478,100       90,442,450               0.8%
    Nissan Motor Co., Ltd.................  6,443,700       61,379,912               0.6%
    Sumitomo Mitsui Financial Group, Inc..  2,854,200      105,978,196               1.0%
    Other Securities......................               1,869,223,662              16.6%
                                                      ----------------              -----
TOTAL JAPAN...............................               2,433,116,773              21.7%
                                                      ----------------              -----

NETHERLANDS -- (2.9%)
    ING Groep NV..........................  6,261,830      102,064,860               0.9%
    Other Securities......................                 245,236,517               2.2%
                                                      ----------------              -----
TOTAL NETHERLANDS.........................                 347,301,377               3.1%
                                                      ----------------              -----

NEW ZEALAND -- (0.1%)
    Other Securities......................                  14,021,311               0.1%
                                                      ----------------              -----

NORWAY -- (0.6%)
    Other Securities......................                  77,013,604               0.7%
                                                      ----------------              -----

PORTUGAL -- (0.0%)
    Other Securities......................                   4,123,963               0.0%
                                                      ----------------              -----

SINGAPORE -- (1.0%)
    Other Securities......................                 116,434,877               1.0%
                                                      ----------------              -----

SPAIN -- (3.1%)
#   Banco Santander SA.................... 39,540,115      257,679,834               2.3%
    Other Securities......................                 108,668,964               1.0%
                                                      ----------------              -----
TOTAL SPAIN...............................                 366,348,798               3.3%
                                                      ----------------              -----

SWEDEN -- (2.2%)
    Nordea Bank AB........................  5,922,770       72,843,038               0.7%
    Other Securities......................                 191,028,990               1.7%
                                                      ----------------              -----
TOTAL SWEDEN..............................                 263,872,028               2.4%
                                                      ----------------              -----

SWITZERLAND -- (7.4%)
    Cie Financiere Richemont SA...........  1,058,106       88,413,728               0.8%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                PERCENTAGE
                                                 SHARES       VALUE++         OF NET ASSETS**
                                                 ------       -------         ---------------
SWITZERLAND -- (Continued)
      Novartis AG.............................  1,799,547 $    138,538,243               1.2%
#     Swatch Group AG (The)...................    139,269       55,717,144               0.5%
      Swiss Re AG.............................  1,028,159       89,428,549               0.8%
*     UBS Group AG............................  3,507,610       59,877,836               0.5%
      Zurich Insurance Group AG...............    375,926      104,033,104               0.9%
      Other Securities........................                 345,494,406               3.2%
                                                          ----------------             ------
TOTAL SWITZERLAND.............................                 881,503,010               7.9%
                                                          ----------------             ------

UNITED KINGDOM -- (15.7%)
*     Anglo American P.L.C....................  3,819,283       54,682,386               0.5%
#     Barclays P.L.C. Sponsored ADR...........  4,808,211       51,976,761               0.5%
      BP P.L.C. Sponsored ADR.................  9,857,735      338,317,465               3.0%
*     Glencore P.L.C.......................... 33,377,354      131,177,614               1.2%
      HSBC Holdings P.L.C..................... 21,450,751      176,889,695               1.6%
      HSBC Holdings P.L.C. Sponsored ADR......  2,999,605      123,493,738               1.1%
      Lloyds Banking Group P.L.C.............. 95,091,730       85,442,299               0.8%
      Royal Dutch Shell P.L.C. Class A........  2,296,200       59,628,687               0.5%
      Royal Dutch Shell P.L.C. Sponsored ADR,
       Class A................................  3,383,207      176,569,554               1.6%
#     Royal Dutch Shell P.L.C. Sponsored ADR,
       Class B................................  3,846,085      208,150,120               1.9%
      Vodafone Group P.L.C.................... 58,351,986      150,293,687               1.3%
#     Vodafone Group P.L.C. Sponsored ADR.....  4,011,201      105,053,361               0.9%
      Other Securities........................                 216,955,016               1.9%
                                                          ----------------             ------
TOTAL UNITED KINGDOM..........................               1,878,630,383              16.8%
                                                          ----------------             ------
TOTAL COMMON STOCKS...........................              10,917,610,719              97.4%
                                                          ----------------             ------

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG...........................    552,438       87,697,713               0.8%
      Other Securities........................                  20,195,820               0.2%
                                                          ----------------             ------
TOTAL GERMANY.................................                 107,893,533               1.0%
                                                          ----------------             ------
TOTAL PREFERRED STOCKS........................                 107,893,533               1.0%
                                                          ----------------             ------
TOTAL INVESTMENT SECURITIES...................              11,025,504,252
                                                          ----------------

                                                              VALUE+
                                                   -          ------
SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@  DFA Short Term Investment Fund.......... 81,424,353      942,324,037               8.4%
                                                          ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $10,991,608,709)......................             $ 11,967,828,289             106.8%
                                                          ================             ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -----------------------------------------------------
                                            LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                         -------------- -------------- ------- ---------------
Common Stocks
 Australia.............................. $   64,318,760 $  648,211,117   --    $   712,529,877
 Austria................................             --     11,349,837   --         11,349,837
 Belgium................................             --    116,069,925   --        116,069,925
 Canada.................................    864,695,630             --   --        864,695,630
 Denmark................................             --    206,503,904   --        206,503,904
 Finland................................      2,929,942     98,476,158   --        101,406,100
 France.................................        264,230  1,123,544,613   --      1,123,808,843
 Germany................................     82,554,873    763,299,463   --        845,854,336
 Hong Kong..............................             --    303,234,661   --        303,234,661
 Ireland................................      7,217,111     21,913,949   --         29,131,060
 Israel.................................             --     43,478,987   --         43,478,987
 Italy..................................     28,485,970    148,695,465   --        177,181,435
 Japan..................................     42,004,787  2,391,111,986   --      2,433,116,773
 Netherlands............................     42,895,709    304,405,668   --        347,301,377
 New Zealand............................             --     14,021,311   --         14,021,311
 Norway.................................      4,056,980     72,956,624   --         77,013,604
 Portugal...............................             --      4,123,963   --          4,123,963
 Singapore..............................             --    116,434,877   --        116,434,877
 Spain..................................      5,114,699    361,234,099   --        366,348,798
 Sweden.................................      5,138,678    258,733,350   --        263,872,028
 Switzerland............................     49,768,218    831,734,792   --        881,503,010
 United Kingdom.........................  1,030,183,246    848,447,137   --      1,878,630,383
Preferred Stocks
 Germany................................             --    107,893,533   --        107,893,533
Securities Lending Collateral...........             --    942,324,037   --        942,324,037
Futures Contracts**.....................      2,548,565             --   --          2,548,565
                                         -------------- --------------   --    ---------------
TOTAL................................... $2,232,177,398 $9,738,199,456   --    $11,970,376,854
                                         ============== ==============   ==    ===============

----------
**Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                     THE U.S.       THE DFA
                                                                                                     LARGE CAP   INTERNATIONAL
                                                                                                   VALUE SERIES* VALUE SERIES*
                                                                                                   ------------- -------------
ASSETS:
Investments at Value (including $1,404,990 and $975,662 of securities on loan, respectively)......  $24,480,375   $11,025,504
Temporary Cash Investments at Value & Cost........................................................      288,414            --
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $920,913 and
 $942,244)........................................................................................      921,032       942,324
Segregated Cash for Futures Contracts.............................................................        7,160         4,695
Foreign Currencies at Value.......................................................................           --        13,627
Cash..............................................................................................           --       114,845
Receivables:
  Investment Securities Sold......................................................................       22,846            --
  Dividends, Interest and Tax Reclaims............................................................       29,866        48,739
  Securities Lending Income.......................................................................          190         1,144
Prepaid Expenses and Other Assets.................................................................           27            12
                                                                                                    -----------   -----------
     Total Assets.................................................................................   25,749,910    12,150,890
                                                                                                    -----------   -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................................................      920,816       942,176
  Investment Securities Purchased.................................................................      104,940            --
  Due to Advisor..................................................................................        2,002         1,797
  Futures Margin Variation........................................................................          401           238
Accrued Expenses and Other Liabilities............................................................        1,158           667
                                                                                                    -----------   -----------
     Total Liabilities............................................................................    1,029,317       944,878
                                                                                                    -----------   -----------
NET ASSETS........................................................................................  $24,720,593   $11,206,012
                                                                                                    ===========   ===========
Investments at Cost...............................................................................  $16,752,543   $10,049,365
                                                                                                    ===========   ===========
Foreign Currencies at Cost........................................................................  $        --   $    13,691
                                                                                                    ===========   ===========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                               THE U.S.      THE DFA
                                                              LARGE CAP   INTERNATIONAL
                                                             VALUE SERIES VALUE SERIES
                                                             ------------ -------------
INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld of $1 and
   $14,368, respectively)#..................................  $  259,498   $  162,876
 Income from Securities Lending.............................       1,279        5,087
                                                              ----------   ----------
     Total Investment Income................................     260,777      167,963
                                                              ----------   ----------
EXPENSES
 Investment Management Fees.................................      11,654       10,383
 Accounting & Transfer Agent Fees...........................         536          244
 Custodian Fees.............................................         110          423
 Shareholders' Reports......................................          19            9
 Directors'/Trustees' Fees & Expenses.......................         113           50
 Professional Fees..........................................         170           94
 Other......................................................         263          154
                                                              ----------   ----------
     Total Expenses.........................................      12,865       11,357
                                                              ----------   ----------
 Fees Paid Indirectly (Note C)..............................          --         (292)
                                                              ----------   ----------
 Net Expenses...............................................      12,865       11,065
                                                              ----------   ----------
 NET INVESTMENT INCOME (LOSS)...............................     247,912      156,898
                                                              ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold**.............................     800,632      (11,728)
   Futures..................................................      14,271        8,027
   Foreign Currency Transactions............................          --       (3,521)
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............   2,137,765      986,251
   Futures..................................................       5,258        3,401
   Translation of Foreign Currency Denominated Amounts......          --        1,063
                                                              ----------   ----------
 NET REALIZED AND UNREALIZED GAIN (LOSS)....................   2,957,926      983,493
                                                              ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $3,205,838   $1,140,391
                                                              ==========   ==========

----------
**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                               THE U.S. LARGE CAP VALUE   THE DFA INTERNATIONAL
                                                                        SERIES                 VALUE SERIES
                                                               ------------------------  -----------------------
                                                               SIX MONTHS       YEAR     SIX MONTHS      YEAR
                                                                  ENDED        ENDED        ENDED       ENDED
                                                                APRIL 30,     OCT. 31,    APRIL 30,    OCT. 31,
                                                                  2017          2016        2017         2016
                                                               -----------  -----------  -----------  ----------
                                                               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................................ $   247,912  $   464,438  $   156,898  $  332,006
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...............................     800,632      567,193      (11,728)   (261,808)
    Futures...................................................      14,271       21,037        8,027       5,988
    Foreign Currency Transactions.............................          --           --       (3,521)      5,590
    Forward Currency Contracts................................          --           --           --           8
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................   2,137,765      (57,128)     986,251     (32,753)
    Futures...................................................       5,258       (3,872)       3,401        (852)
    Translation of Foreign Currency Denominated Amounts.......          --           --        1,063        (908)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................   3,205,838      991,668    1,140,391      47,271
                                                               -----------  -----------  -----------  ----------
Transactions in Interest:
  Contributions...............................................   1,266,304    1,812,211      706,688   1,394,282
  Withdrawals.................................................    (668,117)    (981,368)    (370,607)   (939,918)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) from Transactions in Interest....     598,187      830,843      336,081     454,364
                                                               -----------  -----------  -----------  ----------
     Total Increase (Decrease) in Net Assets..................   3,804,025    1,822,511    1,476,472     501,635
NET ASSETS
  Beginning of Period.........................................  20,916,568   19,094,057    9,729,540   9,227,905
                                                               -----------  -----------  -----------  ----------
  End of Period............................................... $24,720,593  $20,916,568  $11,206,012  $9,729,540
                                                               ===========  ===========  ===========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                 THE U.S. LARGE CAP VALUE SERIES
                         -------------------------------------------------------------------------------  ---------------
                           SIX MONTHS        YEAR         YEAR         YEAR         YEAR         YEAR       SIX MONTHS
                              ENDED         ENDED        ENDED        ENDED        ENDED        ENDED          ENDED
                            APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,      APRIL 30,
                              2017           2016         2015         2014         2013         2012          2017
--------------------------------------------------------------------------------------------------------------------------
                           (UNAUDITED)                                                                      (UNAUDITED)
Total Return............       15.29%(C)        4.75%        1.32%       15.67%       35.68%       18.31%       11.53%(C)
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period
 (thousands)............ $24,720,593     $20,916,568  $19,094,057  $18,376,682  $14,838,988  $10,589,152  $11,206,012
Ratio of Expenses to
 Average Net
 Assets.................        0.11%(D)        0.11%        0.11%        0.11%        0.11%        0.12%        0.22%(D)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly)............        0.11%(D)        0.11%        0.11%        0.11%        0.11%        0.12%        0.22%(D)
Ratio of Net Investment
 Income to Average
 Net Assets.............        2.13%(D)        2.39%        2.20%        1.90%        1.98%        2.15%        3.02%(D)
Portfolio Turnover
 Rate...................           9%(C)          15%          16%          15%          15%          10%           8%(C)
--------------------------------------------------------------------------------------------------------------------------

                                THE DFA INTERNATIONAL VALUE SERIES
                         --------------------------------------------------------------
                             YEAR         YEAR         YEAR        YEAR        YEAR
                            ENDED        ENDED        ENDED       ENDED       ENDED
                           OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                             2016         2015         2014        2013        2012
---------------------------------------------------------------------------------------

Total Return............      (0.10)%      (5.35)%      (0.72)%      28.18%       3.17%
---------------------------------------------------------------------------------------
Net Assets, End of
 Period
 (thousands)............ $9,729,540   $9,227,905   $9,343,666   $8,792,130  $7,238,249
Ratio of Expenses to
 Average Net
 Assets.................       0.22%        0.22%        0.22%        0.22%       0.24%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly)............       0.22%        0.22%        0.22%        0.22%       0.24%
Ratio of Net Investment
 Income to Average
 Net Assets.............       3.72%        3.31%        4.50%        3.20%       3.75%
Portfolio Turnover
 Rate...................         17%          21%          17%          15%         14%
---------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this report. The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Series.

   For the six months ended April 30, 2017, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

EARNED INCOME CREDIT:

   In addition, the Series entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Series' net assets. During the six months ended April 30, 2017, expenses reduced were as follows (amounts in thousands):

                                                  FEES PAID
                                                  INDIRECTLY
                                                  ----------
                   The DFA International Value
                     Series......................    $292

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Trust; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2017, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                       The U.S. Large Cap Value
                         Series.................... $553
                       The DFA International Value
                         Series....................  354

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                            PURCHASES    SALES
                                            ---------- ----------
               The U.S. Large Cap Value
                 Series.................... $2,909,117 $2,060,806
               The DFA International Value
                 Series....................  1,120,394    791,279

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                        NET
                                                                     UNREALIZED
                              FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                              TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                             ----------- ------------ ------------ --------------
The U.S. Large Cap Value
  Series.................... $17,961,870  $8,223,481   $(495,529)    $7,727,952
The DFA International Value
  Series....................  10,986,069   1,800,143    (818,384)       981,759

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2.   FUTURES CONTRACTS:   The Series may purchase or sell futures contracts
and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series. as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series. record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2017, the Series had the following outstanding futures contracts (dollar amounts in thousands):

                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                          -------------------    ---------- --------- -------- ----------- ----------
The U.S. Large Cap Value
  Series................. S&P 500 Emini Index(R)  06/16/17    1,432   $170,444   $1,386      $7,160
                                                                      --------   ------      ------
                                                                      $170,444   $1,386      $7,160
                                                                      ========   ======      ======

                                                     EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                   DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                             --------------------    ---------- --------- -------- ----------- ----------
The DFA International Value
  Series.................... MINI MSCI EAFE Index(R)  06/16/17     381    $ 34,743   $1,626      $2,995
The DFA International Value
  Series.................... S&P 500 Emini Index(R)   06/16/17     619      73,677      923       1,700
                                                                          --------   ------      ------
                                                                          $108,420   $2,549      $4,695
                                                                          ========   ======      ======

   3.   FORWARD CURRENCY CONTRACTS:   The International Series may acquire and
sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2017 (amounts in thousands):

                                                        FUTURES
                                                        --------
               The U.S. Large Cap Value Series......... $161,124
               The DFA International Value Series......   87,112

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2017:

                      LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
    -                 ----------------------------------------------------
    DERIVATIVE TYPE           ASSET DERIVATIVES
    ---------------           ---------
    Equity contracts         Receivables: Futures Margin Variation

   The following is a summary of Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2017 (amounts in thousands):

                                                 ASSET DERIVATIVES VALUE
                                                -------------------------
                                                 TOTAL VALUE
                                                      AT         EQUITY
                                                APRIL 30, 2017 CONTRACTS*
       -                                        -------------- ----------
       The U.S. Large Cap Value Series.........     $1,386       $1,386
       The DFA International Value Series......      2,549        2,549

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2017:

  DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
  ---------------   --------------------------------------
  Equity contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                      Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2017 (amounts in thousands):

                                                    REALIZED GAIN (LOSS) ON
                                                       DERIVATIVES
                                                    -----------------------
                                                                       EQUITY
                                                     TOTAL            CONTRACTS
                                                     -------          ---------
           The U.S. Large Cap Value Series......... $14,271            $14,271
           The DFA International Value Series......   8,027              8,027

                                                    CHANGE IN UNREALIZED
                                                    APPRECIATION (DEPRECIATION) ON
                                                       DERIVATIVES
                                                    -----------------------
                                                                       EQUITY
                                                     TOTAL            CONTRACTS
                                                     -------          ---------
           The U.S. Large Cap Value Series......... $ 5,258            $ 5,258
           The DFA International Value Series......   3,401              3,401

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   There were no borrowings by the Series under the lines of credit during the period ended April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series did not utilize the interfund lending program during the six months ended April 30, 2017.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2017, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2017, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                PURCHASES  SALES  REALIZED GAIN (LOSS)
---------                                --------- ------- --------------------
The U.S. Large Cap Value Series......... $265,085  $95,910       $24,946
The DFA International Value Series......   69,722   26,653         3,611

J. SECURITIES LENDING:

   As of April 30, 2017, each Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. In addition, The U.S. Large Cap Value Series and The DFA International Value Series received non-cash collateral consisting of short and/or long term U.S. Government securities with a market value of $530,878 and $92,262 (amounts in thousands), respectively. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                                        REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                      AS OF APRIL 30, 2017
                                    ---------------------------------------------------------
                                    OVERNIGHT AND            BETWEEN
                                     CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                    ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
Common Stocks, Rights/Warrants..... $921,031,983     --         --         --    $921,031,983
THE DFA INTERNATIONAL VALUE SERIES
Common Stocks......................  942,324,037     --         --         --     942,324,037

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. OTHER:

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 14-15, 2016 (the "Meeting"), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment management agreements (the "Management Agreements") for each portfolio or series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to The DFA International Value Series. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.").

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043017-003S
 [LOGO]                                                              00194744

[LOGO]


SEMI-ANNUAL REPORT
six months ended: April 30, 2017 (Unaudited)

DFA Investment Dimensions Group Inc.
VA U.S. Targeted Value Portfolio
VA U.S. Large Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio
VIT Inflation-Protected Securities Portfolio
DFA VA Global Moderate Allocation Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2017

Dear Fellow Shareholder,

Thank you for trusting us with your savings. All of us at Dimensional are dedicated to helping you achieve your investment goals, a responsibility we do not take lightly.

We believe the scientific underpinning of our investment approach and our efficient implementation enables us to deliver portfolios with better outcomes. By offering consistent and well-diversified investment solutions across regions and asset classes, investors and the professionals advising them can more confidently create asset allocations that satisfy their desired profiles and long-term goals.

We live in an evolving world with new data, new trading technologies, and new client needs emerging all the time. Since our founding in 1981, Dimensional has been fully committed to being on the cutting edge of incorporating knowledge and technology for even better solutions -- always centered on investors' needs.

Sincerely,

   /s/                                        /s/ Eduardo A. Repetto

   David Butler                               Eduardo Repetto
   CO-CHIEF EXECUTIVE OFFICER AND             CO-CHIEF EXECUTIVE OFFICER AND
   HEAD OF GLOBAL FINANCIAL ADVISOR SERVICES  CO-CHIEF INVESTMENT OFFICER

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                        PAGE
                                                                        ----
   LETTER TO SHAREHOLDERS
   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..........................   1
      Disclosure of Fund Expenses......................................   2
      Disclosure of Portfolio Holdings.................................   4
      Summary Schedules of Portfolio Holdings/Schedules of Investments.   6
          VA U.S. Targeted Value Portfolio.............................   6
          VA U.S. Large Value Portfolio................................   9
          VA International Value Portfolio.............................  12
          VA International Small Portfolio.............................  16
          VA Short-Term Fixed Portfolio................................  20
          VA Global Bond Portfolio.....................................  24
          VIT Inflation-Protected Securities Portfolio.................  27
          DFA VA Global Moderate Allocation Portfolio..................  28
      Statements of Assets and Liabilities.............................  29
      Statements of Operations.........................................  31
      Statements of Changes in Net Assets..............................  33
      Financial Highlights.............................................  37
      Notes to Financial Statements....................................  41
      Section 19(a) Notice.............................................  57
   VOTING PROXIES ON FUND PORTFOLIO SECURITIES.........................  58
   BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS..................  59

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS/SCHEDULES OF INVESTMENTS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
SGD     Singapore Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities"
        are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
(r)     The adjustable rate shown is effective as of April 30, 2017.
##      Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the
        Board of Trustees.
(S)     Affiliated Fund.
^^^     Face Amount of security is not adjusted for inflation.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             SIX MONTHS ENDED APRIL 30, 2017
   EXPENSE TABLES
                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     11/01/16  04/30/17    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   VA U.S. TARGETED VALUE PORTFOLIO
   --------------------------------
   Actual Fund Return............... $1,000.00 $1,168.50    0.37%    $1.99
   Hypothetical 5% Annual Return.... $1,000.00 $1,022.96    0.37%    $1.86

   VA U.S. LARGE VALUE PORTFOLIO
   -----------------------------
   Actual Fund Return............... $1,000.00 $1,150.90    0.27%    $1.44
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.46    0.27%    $1.35

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               11/01/16  04/30/17    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
VA INTERNATIONAL VALUE PORTFOLIO
--------------------------------
Actual Fund Return............................ $1,000.00 $1,115.20    0.44%    $2.31
Hypothetical 5% Annual Return................. $1,000.00 $1,022.61    0.44%    $2.21

VA INTERNATIONAL SMALL PORTFOLIO
--------------------------------
Actual Fund Return............................ $1,000.00 $1,127.30    0.57%    $3.01
Hypothetical 5% Annual Return................. $1,000.00 $1,021.97    0.57%    $2.86

VA SHORT-TERM FIXED PORTFOLIO
-----------------------------
Actual Fund Return............................ $1,000.00 $1,003.90    0.27%    $1.34
Hypothetical 5% Annual Return................. $1,000.00 $1,023.46    0.27%    $1.35

VA GLOBAL BOND PORTFOLIO
------------------------
Actual Fund Return............................ $1,000.00 $  999.80    0.24%    $1.19
Hypothetical 5% Annual Return................. $1,000.00 $1,023.60    0.24%    $1.20

VIT INFLATION-PROTECTED SECURITIES PORTFOLIO
--------------------------------------------
Actual Fund Return............................ $1,000.00 $  996.50    0.18%    $0.89
Hypothetical 5% Annual Return................. $1,000.00 $1,023.90    0.18%    $0.90

DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,085.40    0.40%    $2.07
Hypothetical 5% Annual Return................. $1,000.00 $1,022.81    0.40%    $2.01

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUND OF FUNDS

                                                AFFILIATED INVESTMENT COMPANY
                                                -----------------------------
   DFA VA Global Moderate Allocation Portfolio.             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       VA U.S. TARGETED VALUE PORTFOLIO
              Consumer Discretionary.......................  15.3%
              Consumer Staples.............................   2.7%
              Energy.......................................   9.2%
              Financials...................................  26.2%
              Health Care..................................   5.3%
              Industrials..................................  20.4%
              Information Technology.......................  13.0%
              Materials....................................   5.6%
              Real Estate..................................   0.9%
              Telecommunication Services...................   0.7%
              Utilities....................................   0.7%
                                                            -----
                                                            100.0%

                         VA U.S. LARGE VALUE PORTFOLIO
              Consumer Discretionary.......................  13.7%
              Consumer Staples.............................   6.7%
              Energy.......................................  11.3%
              Financials...................................  23.6%
              Health Care..................................  11.9%
              Industrials..................................   9.6%
              Information Technology.......................  14.5%
              Materials....................................   3.7%
              Telecommunication Services...................   4.8%
              Utilities....................................   0.2%
                                                            -----
                                                            100.0%

                       VA INTERNATIONAL VALUE PORTFOLIO
              Consumer Discretionary.......................  14.6%
              Consumer Staples.............................   2.2%
              Energy.......................................  14.1%
              Financials...................................  33.3%
              Health Care..................................   2.0%
              Industrials..................................   9.0%
              Information Technology.......................   3.2%
              Materials....................................  14.4%
              Real Estate..................................   2.2%
              Telecommunication Services...................   3.7%
              Utilities....................................   1.3%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                       VA INTERNATIONAL SMALL PORTFOLIO
              Consumer Discretionary.......................  16.6%
              Consumer Staples.............................   6.5%
              Energy.......................................   4.9%
              Financials...................................  11.1%
              Health Care..................................   6.0%
              Industrials..................................  24.2%
              Information Technology.......................  10.1%
              Materials....................................  12.4%
              Real Estate..................................   4.2%
              Telecommunication Services...................   1.4%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

FIXED INCOME PORTFOLIOS

                         VA SHORT-TERM FIXED PORTFOLIO
              Corporate....................................  25.1%
              Government...................................  10.5%
              Foreign Corporate............................  28.9%
              Foreign Government...........................  28.0%
              Supranational................................   7.5%
                                                            -----
                                                            100.0%

                           VA GLOBAL BOND PORTFOLIO
              Corporate....................................  36.3%
              Government...................................   0.2%
              Foreign Corporate............................  31.3%
              Foreign Government...........................  25.4%
              Supranational................................   6.8%
                                                            -----
                                                            100.0%

                 VIT INFLATION-PROTECTED SECURITIES PORTFOLIO
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                       VA U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                   PERCENTAGE
                                             SHARES    VALUE+    OF NET ASSETS**
                                             ------    ------    ---------------
COMMON STOCKS -- (90.6%)
Consumer Discretionary -- (13.9%)
#   International Game Technology P.L.C.....  50,779 $ 1,127,294            0.4%
#   Kohl's Corp.............................  40,712   1,588,989            0.5%
*   Madison Square Garden Co. (The) Class A.   5,253   1,059,898            0.4%
    News Corp. Class A......................  85,727   1,090,447            0.4%
    PulteGroup, Inc.........................  82,860   1,878,436            0.6%
    Staples, Inc............................ 167,945   1,640,823            0.5%
    TEGNA, Inc..............................  42,602   1,085,499            0.4%
    Toll Brothers, Inc......................  43,252   1,556,639            0.5%
    Other Securities........................          36,525,627           11.7%
                                                     -----------           -----
Total Consumer Discretionary................          47,553,652           15.4%
                                                     -----------           -----
Consumer Staples -- (2.5%)
#*  Post Holdings, Inc......................  11,644     980,308            0.3%
    Other Securities........................           7,544,085            2.5%
                                                     -----------           -----
Total Consumer Staples......................           8,524,393            2.8%
                                                     -----------           -----
Energy -- (8.3%)
#   Helmerich & Payne, Inc..................  22,572   1,368,766            0.4%
    HollyFrontier Corp......................  49,208   1,384,713            0.5%
#   Murphy Oil Corp.........................  44,623   1,168,230            0.4%
*   Rice Energy, Inc........................  65,259   1,389,364            0.5%
*   RSP Permian, Inc........................  38,674   1,471,546            0.5%
#*  Transocean, Ltd......................... 108,528   1,197,064            0.4%
    Other Securities........................          20,648,030            6.6%
                                                     -----------           -----
Total Energy................................          28,627,713            9.3%
                                                     -----------           -----
Financials -- (23.7%)
    Allied World Assurance Co. Holdings AG..  18,903   1,003,560            0.3%
    Associated Banc-Corp....................  39,324     979,168            0.3%
    Assurant, Inc...........................  13,574   1,306,362            0.4%
    Assured Guaranty, Ltd...................  30,658   1,168,990            0.4%
    Axis Capital Holdings, Ltd..............  20,422   1,345,810            0.4%
    First American Financial Corp...........  24,860   1,079,173            0.4%
#   Investors Bancorp, Inc..................  75,714   1,048,639            0.3%
    Navient Corp............................  71,362   1,084,702            0.4%
    Old Republic International Corp.........  57,000   1,178,760            0.4%
    PacWest Bancorp.........................  26,839   1,325,578            0.4%
#   People's United Financial, Inc..........  81,193   1,418,442            0.5%
    Popular, Inc............................  24,047   1,007,810            0.3%
    Prosperity Bancshares, Inc..............  15,628   1,050,202            0.3%
    Reinsurance Group of America, Inc.......   7,812     976,812            0.3%
    RenaissanceRe Holdings, Ltd.............   9,693   1,378,054            0.5%
    Other Securities........................          63,983,546           20.7%
                                                     -----------           -----
Total Financials............................          81,335,608           26.3%
                                                     -----------           -----
Health Care -- (4.8%)
*   WellCare Health Plans, Inc..............   7,222   1,107,927            0.4%
    Other Securities........................          15,200,083            4.9%
                                                     -----------           -----
Total Health Care...........................          16,308,010            5.3%
                                                     -----------           -----
Industrials -- (18.5%)
*   AECOM...................................  50,267   1,719,634            0.6%
    AGCO Corp...............................  21,866   1,399,205            0.5%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                      ------      ------    ---------------
Industrials -- (Continued)
      Air Lease Corp................................................    35,695 $  1,361,407            0.4%
*     Colfax Corp...................................................    33,031    1,336,765            0.4%
#*    Genesee & Wyoming, Inc. Class A...............................    15,696    1,063,561            0.4%
      Jacobs Engineering Group, Inc.................................    32,915    1,807,692            0.6%
*     JetBlue Airways Corp..........................................    84,042    1,834,637            0.6%
#*    Kirby Corp....................................................    14,913    1,052,858            0.3%
      ManpowerGroup, Inc............................................    13,825    1,396,048            0.5%
      Owens Corning.................................................    30,111    1,832,254            0.6%
*     Quanta Services, Inc..........................................    38,352    1,359,195            0.4%
      Terex Corp....................................................    28,074      982,029            0.3%
      Trinity Industries, Inc.......................................    46,408    1,248,375            0.4%
*     XPO Logistics, Inc............................................    22,429    1,107,768            0.4%
      Other Securities..............................................             43,998,219           14.2%
                                                                               ------------          ------
Total Industrials...................................................             63,499,647           20.6%
                                                                               ------------          ------
Information Technology -- (11.8%)
*     Arrow Electronics, Inc........................................    30,932    2,180,706            0.7%
      Avnet, Inc....................................................    43,211    1,671,834            0.5%
      Jabil Circuit, Inc............................................    41,431    1,202,328            0.4%
      LogMeIn, Inc..................................................    10,156    1,147,628            0.4%
      Other Securities..............................................             34,237,116           11.1%
                                                                               ------------          ------
Total Information Technology........................................             40,439,612           13.1%
                                                                               ------------          ------
Materials -- (5.0%)
      Reliance Steel & Aluminum Co..................................    21,094    1,662,629            0.5%
      Other Securities..............................................             15,564,030            5.1%
                                                                               ------------          ------
Total Materials.....................................................             17,226,659            5.6%
                                                                               ------------          ------
Real Estate -- (0.8%)
      Other Securities..............................................              2,685,440            0.9%
                                                                               ------------          ------
Telecommunication Services -- (0.7%)
      Other Securities..............................................              2,263,465            0.7%
                                                                               ------------          ------
Utilities -- (0.6%)
      Other Securities..............................................              2,113,258            0.7%
                                                                               ------------          ------
TOTAL COMMON STOCKS.................................................            310,577,457          100.7%
                                                                               ------------          ------
TOTAL INVESTMENT SECURITIES.........................................            310,577,457
                                                                               ------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 1,311,951    1,311,951            0.4%
                                                                               ------------          ------

SECURITIES LENDING COLLATERAL -- (9.0%)
(S)@  DFA Short Term Investment Fund................................ 2,668,984   30,888,148           10.0%
                                                                               ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $302,109,874).............................................             $342,777,556          111.1%
                                                                               ============          ======

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 47,531,202 $    22,450   --    $ 47,553,652
    Consumer Staples............    8,524,393          --   --       8,524,393
    Energy......................   28,627,713          --   --      28,627,713
    Financials..................   81,335,608          --   --      81,335,608
    Health Care.................   16,308,010          --   --      16,308,010
    Industrials.................   63,499,647          --   --      63,499,647
    Information Technology......   40,439,612          --   --      40,439,612
    Materials...................   17,226,659          --   --      17,226,659
    Real Estate.................    2,685,440          --   --       2,685,440
    Telecommunication Services..    2,263,465          --   --       2,263,465
    Utilities...................    2,113,258          --   --       2,113,258
  Temporary Cash Investments....    1,311,951          --   --       1,311,951
  Securities Lending Collateral.           --  30,888,148   --      30,888,148
                                 ------------ -----------   --    ------------
  TOTAL......................... $311,866,958 $30,910,598   --    $342,777,556
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                         VA U.S. LARGE VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                         PERCENTAGE
                                                   SHARES    VALUE+    OF NET ASSETS**
                                                   ------    ------    ---------------
COMMON STOCKS -- (98.2%)
Consumer Discretionary -- (13.5%)
*   Charter Communications, Inc. Class A..........  13,568 $ 4,683,131            1.4%
    Comcast Corp. Class A......................... 274,938  10,774,820            3.3%
    Ford Motor Co................................. 220,020   2,523,629            0.8%
    General Motors Co.............................  81,254   2,814,639            0.9%
    Royal Caribbean Cruises, Ltd..................  19,502   2,078,913            0.6%
    Time Warner, Inc..............................  47,918   4,756,820            1.4%
    Other Securities..............................          17,596,132            5.3%
                                                           -----------           -----
Total Consumer Discretionary......................          45,228,084           13.7%
                                                           -----------           -----
Consumer Staples -- (6.6%)
    CVS Health Corp...............................  51,146   4,216,476            1.3%
    Mondelez International, Inc. Class A..........  49,369   2,223,086            0.7%
    Wal-Mart Stores, Inc..........................  71,949   5,409,126            1.6%
    Other Securities..............................          10,300,237            3.1%
                                                           -----------           -----
Total Consumer Staples............................          22,148,925            6.7%
                                                           -----------           -----
Energy -- (11.1%)
    Chevron Corp..................................  47,755   5,095,459            1.5%
    ConocoPhillips................................  39,739   1,903,895            0.6%
    Exxon Mobil Corp.............................. 153,933  12,568,629            3.8%
    Valero Energy Corp............................  31,170   2,013,894            0.6%
    Other Securities..............................          15,632,801            4.8%
                                                           -----------           -----
Total Energy......................................          37,214,678           11.3%
                                                           -----------           -----
Financials -- (23.1%)
    American International Group, Inc.............  33,331   2,030,191            0.6%
    Bank of America Corp.......................... 289,501   6,756,953            2.0%
    Bank of New York Mellon Corp. (The)...........  58,474   2,751,786            0.8%
    Capital One Financial Corp....................  30,263   2,432,540            0.7%
    Citigroup, Inc................................ 123,901   7,325,027            2.2%
    Goldman Sachs Group, Inc. (The)...............  15,170   3,395,046            1.0%
    Hartford Financial Services Group, Inc. (The).  39,045   1,888,216            0.6%
    JPMorgan Chase & Co........................... 147,221  12,808,227            3.9%
    Morgan Stanley................................  57,103   2,476,557            0.7%
    PNC Financial Services Group, Inc. (The)......  18,907   2,264,113            0.7%
    Travelers Cos., Inc. (The)....................  16,747   2,037,440            0.6%
    Wells Fargo & Co..............................  61,541   3,313,367            1.0%
    Other Securities..............................          28,317,638            8.8%
                                                           -----------           -----
Total Financials..................................          77,797,101           23.6%
                                                           -----------           -----
Health Care -- (11.7%)
    Abbott Laboratories...........................  55,821   2,436,028            0.7%
    Aetna, Inc....................................  21,525   2,907,382            0.9%
    Anthem, Inc...................................  16,612   2,955,109            0.9%
    Danaher Corp..................................  24,740   2,061,584            0.6%
*   Express Scripts Holding Co....................  37,088   2,274,978            0.7%
    Humana, Inc...................................   8,868   1,968,519            0.6%
    Medtronic P.L.C...............................  56,140   4,664,673            1.4%
    Pfizer, Inc................................... 211,922   7,188,394            2.2%
    Thermo Fisher Scientific, Inc.................  13,948   2,306,023            0.7%
    Other Securities..............................          10,469,191            3.2%
                                                           -----------           -----
Total Health Care.................................          39,231,881           11.9%
                                                           -----------           -----

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                      ------      ------    ---------------
Industrials -- (9.4%)
      CSX Corp......................................................    59,904 $  3,045,519            0.9%
      Delta Air Lines, Inc..........................................    38,247    1,737,944            0.5%
      Eaton Corp. P.L.C.............................................    23,540    1,780,566            0.5%
      Norfolk Southern Corp.........................................    17,791    2,090,265            0.6%
      Republic Services, Inc........................................    27,995    1,763,405            0.5%
      Stanley Black & Decker, Inc...................................    14,134    1,924,344            0.6%
      Other Securities..............................................             19,212,418            6.0%
                                                                               ------------          ------
Total Industrials...................................................             31,554,461            9.6%
                                                                               ------------          ------
Information Technology -- (14.3%)
      Cisco Systems, Inc............................................   260,924    8,889,681            2.7%
      Hewlett Packard Enterprise Co.................................   106,724    1,988,268            0.6%
      HP, Inc.......................................................   106,724    2,008,546            0.6%
      Intel Corp....................................................   314,314   11,362,451            3.4%
      Lam Research Corp.............................................    13,623    1,973,291            0.6%
*     Micron Technology, Inc........................................    71,442    1,976,800            0.6%
      NVIDIA Corp...................................................    22,756    2,373,451            0.7%
      QUALCOMM, Inc.................................................    32,794    1,762,350            0.5%
      Other Securities..............................................             15,662,407            4.9%
                                                                               ------------          ------
Total Information Technology........................................             47,997,245           14.6%
                                                                               ------------          ------
Materials -- (3.6%)
      Nucor Corp....................................................    30,804    1,889,209            0.6%
      Other Securities..............................................             10,382,927            3.1%
                                                                               ------------          ------
Total Materials.....................................................             12,272,136            3.7%
                                                                               ------------          ------
Real Estate -- (0.0%)
      Other Securities..............................................                136,387            0.0%
                                                                               ------------          ------
Telecommunication Services -- (4.7%)
      AT&T, Inc.....................................................   312,501   12,384,415            3.8%
      Other Securities..............................................              3,306,562            1.0%
                                                                               ------------          ------
Total Telecommunication Services....................................             15,690,977            4.8%
                                                                               ------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                641,022            0.2%
                                                                               ------------          ------
TOTAL COMMON STOCKS.................................................            329,912,897          100.1%
                                                                               ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 1,156,337    1,156,337            0.4%
                                                                               ------------          ------

SECURITIES LENDING COLLATERAL -- (1.5%)
(S)@  DFA Short Term Investment Fund................................   421,483    4,877,818            1.4%
                                                                               ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $251,910,619).............................................             $335,947,052          101.9%
                                                                               ============          ======

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------
                                   LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ---------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 45,228,084         --   --    $ 45,228,084
    Consumer Staples............   22,148,925         --   --      22,148,925
    Energy......................   37,214,678         --   --      37,214,678
    Financials..................   77,797,101         --   --      77,797,101
    Health Care.................   39,231,881         --   --      39,231,881
    Industrials.................   31,554,461         --   --      31,554,461
    Information Technology......   47,997,245         --   --      47,997,245
    Materials...................   12,272,136         --   --      12,272,136
    Real Estate.................      136,387         --   --         136,387
    Telecommunication Services..   15,690,977         --   --      15,690,977
    Utilities...................      641,022         --   --         641,022
  Temporary Cash Investments....    1,156,337         --   --       1,156,337
  Securities Lending Collateral.           -- $4,877,818   --       4,877,818
                                 ------------ ----------   --    ------------
  TOTAL......................... $331,069,234 $4,877,818   --    $335,947,052
                                 ============ ==========   ==    ============

                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                                 SHARES    VALUE++   OF NET ASSETS**
                                                 ------    -------   ---------------
COMMON STOCKS -- (91.2%)
AUSTRALIA -- (5.6%)
#   Australia & New Zealand Banking Group, Ltd..  95,976 $ 2,349,394            1.1%
    BHP Billiton, Ltd........................... 167,909   2,989,441            1.4%
    Woodside Petroleum, Ltd.....................  52,384   1,260,960            0.6%
    Other Securities............................           6,162,964            2.9%
                                                         -----------           -----
TOTAL AUSTRALIA.................................          12,762,759            6.0%
                                                         -----------           -----
AUSTRIA -- (0.1%)
    Other Securities............................             245,494            0.1%
                                                         -----------           -----
BELGIUM -- (0.9%)
    Other Securities............................           2,058,594            1.0%
                                                         -----------           -----
CANADA -- (7.6%)
    Bank of Montreal............................  32,647   2,313,040            1.1%
    Magna International, Inc....................  21,458     896,301            0.4%
    Manulife Financial Corp.....................  69,281   1,215,881            0.6%
    Suncor Energy, Inc.(867224107)..............  34,074   1,068,561            0.5%
    Suncor Energy, Inc.(B3NB1P2)................  55,331   1,734,045            0.8%
    Other Securities............................          10,055,423            4.8%
                                                         -----------           -----
TOTAL CANADA....................................          17,283,251            8.2%
                                                         -----------           -----
DENMARK -- (1.4%)
    Other Securities............................           3,278,606            1.5%
                                                         -----------           -----
FINLAND -- (1.0%)
    Other Securities............................           2,190,806            1.0%
                                                         -----------           -----
FRANCE -- (9.3%)
#   AXA SA......................................  53,063   1,415,727            0.7%
    BNP Paribas SA..............................  46,969   3,314,940            1.6%
    Engie SA....................................  74,487   1,050,270            0.5%
    Orange SA................................... 107,079   1,657,298            0.8%
*   Peugeot SA..................................  43,409     910,096            0.4%
    Renault SA..................................  15,215   1,418,816            0.7%
    Societe Generale SA.........................  33,936   1,860,801            0.9%
    Total SA.................................... 105,139   5,397,121            2.5%
    Other Securities............................           4,201,268            1.9%
                                                         -----------           -----
TOTAL FRANCE....................................          21,226,337           10.0%
                                                         -----------           -----
GERMANY -- (7.1%)
    Allianz SE..................................  12,806   2,437,975            1.2%
    Bayerische Motoren Werke AG.................  18,346   1,752,809            0.8%
    Daimler AG..................................  51,030   3,802,464            1.8%
    Other Securities............................           8,251,019            3.9%
                                                         -----------           -----
TOTAL GERMANY...................................          16,244,267            7.7%
                                                         -----------           -----
HONG KONG -- (2.5%)
    CK Hutchison Holdings, Ltd.................. 124,512   1,554,817            0.7%
    Other Securities............................           4,090,448            2.0%
                                                         -----------           -----
TOTAL HONG KONG.................................           5,645,265            2.7%
                                                         -----------           -----
IRELAND -- (0.4%)
    Other Securities............................             823,558            0.4%
                                                         -----------           -----

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------    -------   ---------------
 ISRAEL -- (0.4%)
     Other Securities......................         $   864,267            0.4%
                                                    -----------           -----
 ITALY -- (1.6%)
 *   Fiat Chrysler Automobiles NV..........  82,404     935,986            0.4%
 *   UniCredit SpA.........................  97,112   1,581,221            0.8%
     Other Securities......................           1,051,134            0.5%
                                                    -----------           -----
 TOTAL ITALY...............................           3,568,341            1.7%
                                                    -----------           -----
 JAPAN -- (20.2%)
     Hitachi, Ltd.......................... 226,000   1,248,507            0.6%
     Honda Motor Co., Ltd..................  76,400   2,223,672            1.1%
     Mitsubishi UFJ Financial Group, Inc... 397,400   2,518,162            1.2%
     Mizuho Financial Group, Inc........... 832,700   1,522,116            0.7%
     Nissan Motor Co., Ltd................. 107,100   1,020,188            0.5%
     Sumitomo Mitsui Financial Group, Inc..  51,500   1,912,227            0.9%
     Toyota Motor Corp.....................  59,770   3,234,797            1.5%
     Other Securities......................          32,411,319           15.2%
                                                    -----------           -----
 TOTAL JAPAN...............................          46,090,988           21.7%
                                                    -----------           -----
 NETHERLANDS -- (2.6%)
     ING Groep NV.......................... 105,622   1,721,588            0.8%
     Koninklijke Ahold Delhaize NV.........  45,934     951,524            0.5%
     Other Securities......................           3,337,020            1.5%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................           6,010,132            2.8%
                                                    -----------           -----
 NEW ZEALAND -- (0.1%)
     Other Securities......................             216,346            0.1%
                                                    -----------           -----
 NORWAY -- (0.7%)
     Other Securities......................           1,612,688            0.8%
                                                    -----------           -----
 PORTUGAL -- (0.0%)
     Other Securities......................              59,403            0.0%
                                                    -----------           -----
 SINGAPORE -- (0.9%)
     Other Securities......................           1,998,415            0.9%
                                                    -----------           -----
 SPAIN -- (3.0%)
 #   Banco Santander SA.................... 695,448   4,532,178            2.1%
     Other Securities......................           2,382,418            1.2%
                                                    -----------           -----
 TOTAL SPAIN...............................           6,914,596            3.3%
                                                    -----------           -----
 SWEDEN -- (2.5%)
     Nordea Bank AB........................ 166,336   2,045,735            1.0%
     Other Securities......................           3,637,511            1.7%
                                                    -----------           -----
 TOTAL SWEDEN..............................           5,683,246            2.7%
                                                    -----------           -----
 SWITZERLAND -- (7.5%)
     Cie Financiere Richemont SA...........  19,116   1,597,304            0.8%
     Novartis AG...........................  20,736   1,596,362            0.8%
     Novartis AG Sponsored ADR.............  18,568   1,430,293            0.7%
 #   Swatch Group AG (The).................   2,353     941,361            0.5%
     Swiss Re AG...........................  17,407   1,514,049            0.7%
     Zurich Insurance Group AG.............   7,907   2,188,169            1.0%
     Other Securities......................           7,868,240            3.6%
                                                    -----------           -----
 TOTAL SWITZERLAND.........................          17,135,778            8.1%
                                                    -----------           -----

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                        SHARES     VALUE++    OF NET ASSETS**
                                                        ------     -------    ---------------
UNITED KINGDOM -- (15.8%)
*     Anglo American P.L.C............................    76,741 $  1,098,735            0.5%
      Barclays P.L.C. Sponsored ADR...................   109,121    1,179,598            0.6%
      BP P.L.C. Sponsored ADR.........................   155,222    5,327,216            2.5%
*     Glencore P.L.C..................................   704,688    2,769,521            1.3%
      HSBC Holdings P.L.C. Sponsored ADR..............   124,208    5,113,643            2.4%
      Lloyds Banking Group P.L.C...................... 1,725,614    1,550,507            0.7%
#     Lloyds Banking Group P.L.C. ADR.................   374,716    1,371,461            0.7%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.    97,796    5,103,973            2.4%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.    67,602    3,658,620            1.7%
      Vodafone Group P.L.C............................ 1,463,266    3,768,845            1.8%
      Other Securities................................              5,049,908            2.4%
                                                                 ------------          ------
TOTAL UNITED KINGDOM..................................             35,992,027           17.0%
                                                                 ------------          ------
TOTAL COMMON STOCKS...................................            207,905,164           98.1%
                                                                 ------------          ------

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG...................................    10,097    1,602,865            0.8%
      Other Securities................................                511,151            0.2%
                                                                 ------------          ------
TOTAL GERMANY.........................................              2,114,016            1.0%
                                                                 ------------          ------
TOTAL PREFERRED STOCKS................................              2,114,016            1.0%
                                                                 ------------          ------
TOTAL INVESTMENT SECURITIES...........................            210,019,180
                                                                 ------------

                                                                   VALUE+
                                                                   ------
SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@  DFA Short Term Investment Fund.................. 1,547,511   17,909,346            8.5%
                                                                 ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $223,210,089)...............................             $227,928,526          107.6%
                                                                 ============          ======

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $    47,683 $ 12,715,076   --    $ 12,762,759
    Austria.....................          --      245,494   --         245,494
    Belgium.....................          --    2,058,594   --       2,058,594
    Canada......................  17,283,251           --   --      17,283,251
    Denmark.....................          --    3,278,606   --       3,278,606
    Finland.....................          --    2,190,806   --       2,190,806
    France......................          --   21,226,337   --      21,226,337
    Germany.....................   1,475,764   14,768,503   --      16,244,267
    Hong Kong...................          --    5,645,265   --       5,645,265
    Ireland.....................     492,354      331,204   --         823,558
    Israel......................          --      864,267   --         864,267
    Italy.......................     160,200    3,408,141   --       3,568,341
    Japan.......................     118,954   45,972,034   --      46,090,988
    Netherlands.................   1,200,773    4,809,359   --       6,010,132
    New Zealand.................          --      216,346   --         216,346
    Norway......................          --    1,612,688   --       1,612,688
    Portugal....................          --       59,403   --          59,403
    Singapore...................          --    1,998,415   --       1,998,415
    Spain.......................          --    6,914,596   --       6,914,596
    Sweden......................      95,195    5,588,051   --       5,683,246
    Switzerland.................   2,069,716   15,066,062   --      17,135,778
    United Kingdom..............  23,142,624   12,849,403   --      35,992,027
  Preferred Stocks
    Germany.....................          --    2,114,016   --       2,114,016
  Securities Lending Collateral.          --   17,909,346   --      17,909,346
                                 ----------- ------------   --    ------------
  TOTAL......................... $46,086,514 $181,842,012   --    $227,928,526
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL SMALL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                           PERCENTAGE
                                      SHARES   VALUE++   OF NET ASSETS**
                                      ------   -------   ---------------
       COMMON STOCKS -- (89.8%)
       AUSTRALIA -- (5.2%)
           Other Securities..........        $10,966,547            5.7%
                                             -----------            ----
       AUSTRIA -- (1.3%)
           Other Securities..........          2,684,764            1.4%
                                             -----------            ----
       BELGIUM -- (1.6%)
           Ackermans & van Haaren NV.  1,870     306,058            0.2%
           Umicore SA................  6,669     390,718            0.2%
           Other Securities..........          2,618,213            1.3%
                                             -----------            ----
       TOTAL BELGIUM.................          3,314,989            1.7%
                                             -----------            ----
       CANADA -- (8.8%)
       #   Cott Corp................. 23,910     314,584            0.2%
           Other Securities..........         18,161,622            9.4%
                                             -----------            ----
       TOTAL CANADA..................         18,476,206            9.6%
                                             -----------            ----
       CHINA -- (0.1%)
           Other Securities..........            108,883            0.1%
                                             -----------            ----
       DENMARK -- (1.8%)
           Jyske Bank A.S............  5,511     294,706            0.2%
           Other Securities..........          3,425,431            1.7%
                                             -----------            ----
       TOTAL DENMARK.................          3,720,137            1.9%
                                             -----------            ----
       FINLAND -- (2.3%)
           Elisa Oyj.................  9,007     306,301            0.2%
           Nokian Renkaat Oyj........  7,701     330,995            0.2%
           Orion Oyj Class B.........  5,629     322,595            0.2%
           Other Securities..........          3,971,421            2.0%
                                             -----------            ----
       TOTAL FINLAND.................          4,931,312            2.6%
                                             -----------            ----
       FRANCE -- (4.3%)
           Edenred................... 16,153     413,786            0.2%
           Rexel SA.................. 25,457     454,620            0.2%
           Rubis SCA.................  3,245     329,665            0.2%
           Teleperformance...........  3,757     472,438            0.3%
       *   Ubisoft Entertainment SA..  6,345     300,578            0.2%
           Other Securities..........          7,181,847            3.7%
                                             -----------            ----
       TOTAL FRANCE..................          9,152,934            4.8%
                                             -----------            ----
       GERMANY -- (5.3%)
           Hugo Boss AG..............  4,037     306,987            0.2%
       #   K+S AG.................... 12,599     300,591            0.2%
           Lanxess AG................  6,091     439,809            0.2%
           LEG Immobilien AG.........  3,785     325,178            0.2%
           MTU Aero Engines AG.......  3,006     431,162            0.2%
           Osram Licht AG............  5,316     356,116            0.2%
           Stada Arzneimittel AG.....  4,467     316,533            0.2%
           Other Securities..........          8,688,050            4.4%
                                             -----------            ----
       TOTAL GERMANY.................         11,164,426            5.8%
                                             -----------            ----
       HONG KONG -- (2.8%)
           Other Securities..........          5,985,103            3.1%
                                             -----------            ----

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                               ------    -------   ---------------
IRELAND -- (0.5%)
    Smurfit Kappa Group P.L.C.................  11,828 $   317,213            0.2%
    Other Securities..........................             815,677            0.4%
                                                       -----------           -----
TOTAL IRELAND.................................           1,132,890            0.6%
                                                       -----------           -----
ISRAEL -- (0.9%)
    Other Securities..........................           1,800,838            0.9%
                                                       -----------           -----
ITALY -- (3.8%)
    Prysmian SpA..............................  12,247     353,432            0.2%
    Other Securities..........................           7,645,599            4.0%
                                                       -----------           -----
TOTAL ITALY...................................           7,999,031            4.2%
                                                       -----------           -----
JAPAN -- (20.9%)
    Other Securities..........................          44,175,179           23.0%
                                                       -----------           -----
NETHERLANDS -- (1.9%)
    Boskalis Westminster......................   8,531     313,794            0.2%
    Other Securities..........................           3,628,747            1.8%
                                                       -----------           -----
TOTAL NETHERLANDS.............................           3,942,541            2.0%
                                                       -----------           -----
NEW ZEALAND -- (0.8%)
    Other Securities..........................           1,697,827            0.9%
                                                       -----------           -----
NORWAY -- (0.9%)
    Other Securities..........................           1,999,344            1.0%
                                                       -----------           -----
PORTUGAL -- (0.3%)
    Other Securities..........................             632,499            0.3%
                                                       -----------           -----
SINGAPORE -- (1.2%)
    Other Securities..........................           2,538,769            1.3%
                                                       -----------           -----
SPAIN -- (2.1%)
    Gamesa Corp. Tecnologica SA...............  15,484     333,939            0.2%
    Other Securities..........................           4,035,736            2.1%
                                                       -----------           -----
TOTAL SPAIN...................................           4,369,675            2.3%
                                                       -----------           -----
SWEDEN -- (2.8%)
    Other Securities..........................           5,923,697            3.1%
                                                       -----------           -----
SWITZERLAND -- (4.1%)
    Clariant AG...............................  15,144     306,692            0.2%
    Logitech International SA.................  10,282     343,637            0.2%
    Other Securities..........................           8,068,274            4.1%
                                                       -----------           -----
TOTAL SWITZERLAND.............................           8,718,603            4.5%
                                                       -----------           -----
UNITED KINGDOM -- (16.1%)
    Amec Foster Wheeler P.L.C.................  60,935     427,807            0.2%
    Balfour Beatty P.L.C......................  94,712     357,800            0.2%
    Bellway P.L.C.............................  18,253     672,723            0.4%
*   BTG P.L.C.................................  50,560     445,379            0.2%
    Close Brothers Group P.L.C................  22,401     490,792            0.3%
    Daily Mail & General Trust P.L.C. Class A.  41,560     385,093            0.2%
    DS Smith P.L.C............................  75,229     420,601            0.2%
    Electrocomponents P.L.C...................  69,466     466,897            0.3%
    Greencore Group P.L.C..................... 103,910     306,745            0.2%
    Halma P.L.C...............................  34,384     468,945            0.3%
    Hays P.L.C................................ 207,198     459,791            0.2%
    Howden Joinery Group P.L.C................  93,320     559,571            0.3%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 UNITED KINGDOM -- (Continued)
        Inchcape P.L.C..................    29,062 $    321,498            0.2%
        Melrose Industries P.L.C........   126,503      387,252            0.2%
        Pennon Group P.L.C..............    28,152      312,322            0.2%
        Rentokil Initial P.L.C..........    94,387      304,312            0.2%
        Rightmove P.L.C.................     6,175      334,786            0.2%
        RPC Group P.L.C.................    41,839      439,512            0.2%
        Spectris P.L.C..................    17,869      638,915            0.3%
        Spirax-Sarco Engineering P.L.C..     4,752      320,001            0.2%
        Tate & Lyle P.L.C...............    56,477      553,855            0.3%
 #*     Tullow Oil P.L.C................   204,415      554,581            0.3%
        Victrex P.L.C...................    13,457      333,795            0.2%
        Weir Group P.L.C. (The).........    13,984      360,301            0.2%
        WS Atkins P.L.C.................    11,281      313,822            0.2%
        Other Securities................             23,301,093           11.8%
                                                   ------------          ------
 TOTAL UNITED KINGDOM...................             33,938,189           17.7%
                                                   ------------          ------
 UNITED STATES -- (0.0%)
        Other Securities................                 33,002            0.0%
                                                   ------------          ------
 TOTAL COMMON STOCKS....................            189,407,385           98.5%
                                                   ------------          ------

 PREFERRED STOCKS -- (0.4%)
 GERMANY -- (0.4%)
        Other Securities................                703,552            0.4%
                                                   ------------          ------
 UNITED KINGDOM -- (0.0%)
        Other Securities................                    330            0.0%
                                                   ------------          ------
 TOTAL PREFERRED STOCKS.................                703,882            0.4%
                                                   ------------          ------

 RIGHTS/WARRANTS -- (0.0%)
 UNITED KINGDOM -- (0.0%)
        Other Securities................                 27,067            0.0%
                                                   ------------          ------
 TOTAL RIGHTS/WARRANTS..................                 27,067            0.0%
                                                   ------------          ------
 TOTAL INVESTMENT SECURITIES............            190,138,334
                                                   ------------

                                                     VALUE+
                                                     ------
 SECURITIES LENDING COLLATERAL -- (9.8%)
 (S)@   DFA Short Term Investment Fund.. 1,793,618   20,757,537           10.8%
                                                   ------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $191,825,005)................             $210,895,871          109.7%
                                                   ============          ======

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia...................          -- $ 10,966,547   --    $ 10,966,547
    Austria.....................          --    2,684,764   --       2,684,764
    Belgium.....................          --    3,314,989   --       3,314,989
    Canada...................... $18,476,129           77   --      18,476,206
    China.......................          --      108,883   --         108,883
    Denmark.....................          --    3,720,137   --       3,720,137
    Finland.....................          --    4,931,312   --       4,931,312
    France......................          --    9,152,934   --       9,152,934
    Germany.....................          --   11,164,426   --      11,164,426
    Hong Kong...................          --    5,985,103   --       5,985,103
    Ireland.....................          --    1,132,890   --       1,132,890
    Israel......................      32,085    1,768,753   --       1,800,838
    Italy.......................          --    7,999,031   --       7,999,031
    Japan.......................          --   44,175,179   --      44,175,179
    Netherlands.................          --    3,942,541   --       3,942,541
    New Zealand.................          --    1,697,827   --       1,697,827
    Norway......................          --    1,999,344   --       1,999,344
    Portugal....................          --      632,499   --         632,499
    Singapore...................          --    2,538,769   --       2,538,769
    Spain.......................          --    4,369,675   --       4,369,675
    Sweden......................          --    5,923,697   --       5,923,697
    Switzerland.................          --    8,718,603   --       8,718,603
    United Kingdom..............          --   33,938,189   --      33,938,189
    United States...............          --       33,002   --          33,002
  Preferred Stocks
    Germany.....................          --      703,552   --         703,552
    United Kingdom..............          --          330   --             330
  Rights/Warrants
    United Kingdom..............          --       27,067   --          27,067
  Securities Lending Collateral.          --   20,757,537   --      20,757,537
                                 ----------- ------------   --    ------------
  TOTAL......................... $18,508,214 $192,387,657   --    $210,895,871
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                      FACE
                                                     AMOUNT   VALUE+
                                                     ------   ------
                                                     (000)
AGENCY OBLIGATIONS -- (3.6%)
Federal Home Loan Bank
       1.750%, 12/14/18............................. $3,255 $3,278,628
#      1.250%, 01/16/19.............................  3,000  2,996,700
Federal Home Loan Mortgage Corp.
       0.875%, 10/12/18.............................    500    497,213
Federal National Mortgage Association
       1.125%, 10/19/18.............................  1,200  1,197,725
       1.125%, 12/14/18.............................    500    498,655
                                                            ----------
TOTAL AGENCY OBLIGATIONS............................         8,468,921
                                                            ----------

BONDS -- (80.5%)
African Development Bank
       1.625%, 10/02/18.............................    500    501,629
#      1.000%, 11/02/18.............................    500    496,971
Apple, Inc.
       1.000%, 05/03/18.............................  1,400  1,396,583
       1.550%, 02/08/19.............................  2,044  2,047,219
Apple, Inc. Floating Rate Note
(r)    1.422%, 05/03/18.............................    300    300,663
(r)    1.118%, 02/08/19.............................  1,500  1,500,265
Asian Development Bank
       5.250%, 06/12/17.............................  1,500  1,506,549
       0.875%, 04/26/18.............................    500    498,294
Australia & New Zealand Banking Group, Ltd.
       1.875%, 10/06/17.............................    400    400,954
Australia & New Zealand Banking Group, Ltd.
 Floating Rate Note
(r)##  1.787%, 11/16/18.............................  1,000  1,008,093
Bank Nederlandse Gemeenten NV
##     1.000%, 02/12/18.............................    200    199,583
       1.375%, 03/19/18.............................    500    500,055
##     1.125%, 05/25/18.............................    500    498,602
##     1.000%, 09/20/18.............................    500    496,810
       1.375%, 01/28/19.............................  1,300  1,295,274
##     1.500%, 02/15/19.............................    200    199,610
Bank of Montreal
       1.400%, 09/11/17.............................  1,200  1,200,238
Bank of Montreal Floating Rate Note
(r)    1.408%, 07/14/17.............................    300    300,173
(r)    1.535%, 09/01/17.............................  1,300  1,302,159
(r)    1.755%, 04/09/18.............................  1,000  1,004,246
Bank of Nova Scotia (The)
       2.050%, 10/30/18.............................  2,700  2,717,912
Bank of Nova Scotia (The) Floating Rate Note
(r)    1.590%, 06/11/18.............................    414    415,184
Berkshire Hathaway Finance Corp.
       1.450%, 03/07/18.............................  2,375  2,378,038
Berkshire Hathaway Finance Corp. Floating Rate Note
(r)    1.456%, 01/12/18.............................  2,000  2,004,922
(r)    1.652%, 03/07/18.............................    500    502,541

                                                      FACE
                                                     AMOUNT   VALUE+
                                                     ------   ------
                                                     (000)
Berkshire Hathaway, Inc. Floating Rate Note
(r)    1.184%, 08/06/18............................. $  285 $  285,398
Caisse d'Amortissement de la Dette Sociale
##     1.500%, 01/28/19.............................  1,000    998,581
       1.500%, 01/28/19.............................  2,100  2,095,019
Caisse d'Amortissement de la Dette Sociale Floating
 Rate Note
(r)##  1.511%, 03/15/18.............................    500    499,889
Caisse des Depots et Consignations
       1.250%, 06/04/18.............................  1,000    995,862
Chevron Corp.
       1.344%, 11/09/17.............................  4,100  4,102,542
       1.365%, 03/02/18.............................    200    199,901
       1.790%, 11/16/18.............................    334    335,692
#      1.686%, 02/28/19.............................    130    130,284
Chevron Corp. Floating Rate Note
(r)    1.537%, 05/16/18.............................    497    499,521
(r)    1.547%, 11/16/18.............................    987    993,586
Cisco Systems, Inc.
       1.650%, 06/15/18.............................  3,530  3,540,276
       2.125%, 03/01/19.............................  1,200  1,212,384
Coca-Cola Co. (The)
       1.650%, 11/01/18.............................    181    181,771
Commonwealth Bank of Australia
       1.900%, 09/18/17.............................  1,550  1,552,897
##     1.375%, 09/06/18.............................  1,868  1,857,747
       2.250%, 03/13/19.............................    436    438,995
Commonwealth Bank of Australia Floating Rate Note
(r)##  1.960%, 11/02/18.............................    925    932,357
#(r)   2.191%, 03/15/19.............................    500    506,690
Cooperatieve Rabobank UA
       1.700%, 03/19/18.............................    800    801,139
       2.250%, 01/14/19.............................  3,380  3,403,778
Council Of Europe Development Bank
       1.000%, 02/04/19.............................  1,100  1,089,936
Erste Abwicklungsanstalt
       1.625%, 02/21/19.............................  1,400  1,396,191
European Bank for Reconstruction & Development
       1.625%, 11/15/18.............................  1,400  1,404,157
European Investment Bank
       5.125%, 05/30/17.............................    500    501,446
       1.000%, 03/15/18.............................    500    498,827
       1.125%, 08/15/18.............................  1,500  1,495,353
       1.625%, 12/18/18.............................    900    902,660
       1.875%, 03/15/19.............................    500    503,273
European Investment Bank Floating Rate Note
(r)##  1.006%, 07/06/18.............................  2,800  2,799,014
Export Development Canada
       1.500%, 10/03/18.............................  1,250  1,252,337
       1.000%, 11/01/18.............................    500    497,366

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------   ------
                                                      (000)
Exxon Mobil Corp.
        1.439%, 03/01/18............................. $2,100 $2,102,167
        1.708%, 03/01/19.............................  1,000  1,002,419
Exxon Mobil Corp. Floating Rate Note
(r)     1.654%, 02/28/18.............................  2,411  2,424,326
(r)     1.105%, 03/01/18.............................    200    200,130
General Electric Co.
        5.250%, 12/06/17.............................  2,400  2,455,786
        1.625%, 04/02/18.............................    700    702,338
        5.625%, 05/01/18.............................  2,197  2,287,585
General Electric Co. Floating Rate Note
#(r)    1.668%, 01/14/19.............................    255    256,663
Inter-American Development Bank Floating Rate Note
(r)     1.031%, 11/26/18.............................  1,000    999,387
International Bank for Reconstruction & Development
        1.000%, 10/05/18.............................    669    665,717
International Business Machines Corp.
#       5.700%, 09/14/17.............................  1,667  1,694,634
Japan Bank for International Cooperation
        1.125%, 07/19/17.............................  2,000  1,998,216
Japan Finance Organization for Municipalities
        1.500%, 09/12/17.............................  1,000    999,040
Kommunalbanken A.S.
##      1.000%, 03/15/18.............................    200    199,465
        1.125%, 05/23/18.............................    500    498,612
        2.125%, 03/15/19.............................  1,950  1,968,925
Kommunekredit
        1.125%, 01/16/18.............................  1,500  1,497,948
Kommuninvest I Sverige AB
        1.000%, 10/24/17.............................  2,000  1,997,320
        1.125%, 10/09/18.............................  1,710  1,702,679
        1.000%, 11/13/18.............................  1,000    993,310
Kreditanstalt fuer Wiederaufbau
        1.000%, 09/07/18.............................  3,700  3,683,417
#       1.125%, 11/16/18.............................    750    746,830
        1.500%, 02/06/19.............................  2,000  2,001,684
        1.875%, 04/01/19.............................    200    201,497
Merck & Co., Inc. Floating Rate Note
(r)     1.412%, 05/18/18.............................  2,070  2,077,245
Microsoft Corp.
        1.300%, 11/03/18.............................    749    748,312
Municipality Finance P.L.C.
        1.125%, 04/17/18.............................  1,300  1,296,987
##      1.250%, 09/10/18.............................  1,000    997,387
        1.250%, 09/10/18.............................  2,600  2,593,206
        1.250%, 04/18/19.............................    250    248,035
National Australia Bank, Ltd.
        1.875%, 07/23/18.............................    465    466,138
National Australia Bank, Ltd. Floating Rate Note
#(r)##  1.793%, 07/23/18.............................  2,150  2,160,427

                                                    FACE
                                                   AMOUNT   VALUE+
                                                   ------   ------
                                                   (000)
Nederlandse Waterschapsbank NV
     1.250%, 01/16/18............................. $  500 $  499,730
##   1.500%, 04/16/18.............................  1,000  1,001,108
     0.875%, 07/13/18.............................  1,000    993,616
##   1.500%, 01/23/19.............................  1,400  1,397,616
     1.875%, 03/13/19.............................  1,500  1,506,757
Nestle Holdings, Inc.
     1.375%, 06/21/17.............................  2,008  2,008,434
     1.375%, 07/24/18.............................    600    598,810
Nordic Investment Bank
     1.125%, 03/19/18.............................  2,000  1,997,180
     0.875%, 09/27/18.............................  1,000    993,157
Oesterreichische Kontrollbank AG
     1.125%, 05/29/18.............................    200    199,471
     1.625%, 03/12/19.............................  2,500  2,503,540
Ontario, Province of Canada
     3.150%, 12/15/17.............................    404    408,634
     3.000%, 07/16/18.............................    500    509,165
     2.000%, 09/27/18.............................    200    201,357
     1.625%, 01/18/19.............................    900    900,468
Oracle Corp.
     2.375%, 01/15/19.............................  1,787  1,811,044
Oracle Corp. Floating Rate Note
(r)  1.350%, 07/07/17.............................  1,000  1,000,610
Pfizer, Inc.
     1.200%, 06/01/18.............................  2,000  1,996,688
Province of Ontario Canada
     1.100%, 10/25/17.............................  4,080  4,075,740
     1.200%, 02/14/18.............................    500    499,399
Royal Bank of Canada
     1.400%, 10/13/17.............................    550    550,320
#    1.500%, 01/16/18.............................  1,000  1,000,307
     1.500%, 06/07/18.............................  1,400  1,400,235
     2.200%, 07/27/18.............................  1,000  1,007,247
     1.800%, 07/30/18.............................    431    431,840
     2.000%, 12/10/18.............................    300    301,158
Royal Bank of Canada Floating Rate Note
(r)  1.572%, 10/31/18.............................  1,000  1,002,172
Sanofi
     1.250%, 04/10/18.............................  1,000    999,299
Shell International Finance BV
     1.125%, 08/21/17.............................  1,250  1,250,114
     1.250%, 11/10/17.............................  1,900  1,898,208
     1.900%, 08/10/18.............................  1,500  1,507,411
     1.625%, 11/10/18.............................  1,590  1,594,609
State of North Rhine-Westphalia
     1.375%, 07/16/18.............................    500    499,683
State of North Rhine-Westphalia Germany
     1.125%, 11/21/17.............................  2,000  1,997,782
     1.250%, 02/20/18.............................    200    199,593
State of North Rhine-Westphalia Germany Floating
 Rate Note
(r)  1.223%, 11/23/18.............................  3,800  3,807,258
Statoil ASA
     3.125%, 08/17/17.............................  1,660  1,668,949

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                      FACE
                                                     AMOUNT    VALUE+
                                                     ------    ------
                                                     (000)
       1.150%, 05/15/18............................. $3,030 $  3,015,674
       1.950%, 11/08/18.............................  1,650    1,656,216
Statoil ASA Floating Rate Note
(r)    1.498%, 11/08/18.............................    300      301,725
Svensk Exportkredit AB
       1.125%, 04/05/18.............................  3,300    3,291,809
       1.250%, 04/12/19.............................    500      496,219
Svenska Handelsbanken AB
       2.500%, 01/25/19.............................  2,950    2,984,134
Swedbank AB
##     2.375%, 02/27/19.............................  1,225    1,233,527
Toronto-Dominion Bank (The)
       1.625%, 03/13/18.............................  2,100    2,102,801
       1.450%, 09/06/18.............................    600      598,997
       2.625%, 09/10/18.............................  1,198    1,213,850
       1.950%, 01/22/19.............................  1,200    1,205,215
Toronto-Dominion Bank (The) Floating Rate Note
(r)    1.993%, 01/22/19.............................    500      505,035
Total Capital International SA
       2.125%, 01/10/19.............................  1,000    1,008,230
Total Capital SA
       2.125%, 08/10/18.............................  1,593    1,605,777
Toyota Motor Credit Corp.
       1.200%, 04/06/18.............................    373      372,520
       1.700%, 01/09/19.............................  1,397    1,398,960
       2.100%, 01/17/19.............................    700      705,528
Toyota Motor Credit Corp. Floating Rate Note
(r)    1.530%, 04/06/18.............................  2,111    2,117,392
(r)    1.615%, 07/13/18.............................  1,500    1,507,057
(r)    1.269%, 08/15/18.............................    500      500,857
USAA Capital Corp. Floating Rate Note
(r)##  1.400%, 02/01/19.............................  1,200    1,199,842
Wal-Mart Stores, Inc.
       1.125%, 04/11/18.............................  1,750    1,747,721
Westpac Banking Corp.
       1.600%, 01/12/18.............................    475      475,174
       2.250%, 07/30/18.............................    300      302,103
       2.250%, 01/17/19.............................  3,275    3,295,410
Westpac Banking Corp. Floating Rate Note
(r)    1.912%, 07/30/18.............................  2,320    2,334,867
(r)    1.793%, 11/23/18.............................    250      251,924
                                                            ------------
TOTAL BONDS.........................................         190,092,541
                                                            ------------

U.S. TREASURY OBLIGATIONS -- (4.9%)
U.S. Treasury Notes
       1.250%, 11/15/18.............................  3,300    3,301,162
#      1.250%, 11/30/18.............................    300      300,141
#      1.250%, 12/15/18.............................  1,700    1,700,598
       1.375%, 12/31/18.............................  2,500    2,505,370
       1.125%, 01/15/19.............................  2,600    2,595,328
#      1.250%, 01/31/19.............................  1,300    1,300,101
                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS.....................          11,702,700
                                                            ------------

                                                       FACE
                                                      AMOUNT      VALUE+
                                                      ------      ------
                                                      (000)
CERTIFICATES OF DEPOSIT -- (1.3%)
Bank of Montreal
      1.427%, 06/16/17............................. $    1,000 $  1,000,586
Nordea Bank AB
      1.442%, 03/07/19.............................      1,000      999,635
      1.435%, 04/10/19.............................      1,000      999,617
                                                               ------------
TOTAL CERTIFICATES OF DEPOSIT......................               2,999,838
                                                               ------------
TOTAL INVESTMENT SECURITIES........................             213,264,000
                                                               ------------

COMMERCIAL PAPER -- (5.5%)
Bank of Nova Scotia (The)
      1.434%, 02/28/19.............................      2,000    1,999,276
Banque et Caisse d'Epargne de l'Etat
      0.820%, 05/19/17.............................      2,000    1,999,034
Caisse des Depots et Consignations
##    1.070%, 06/13/17.............................      1,000      998,775
##    1.110%, 06/20/17.............................      1,000      998,551
CPPIB Capital, Inc.
##    0.850%, 05/10/17.............................      2,000    1,999,456
Nordea Bank Finland NY
      1.610%, 05/02/18.............................        300      299,780
##    1.060%, 06/21/17.............................      1,000      998,459
Oversea-Chinese Banking Corp., Ltd.
##    0.980%, 05/17/17.............................      1,300    1,299,393
PSP Capital, Inc.
##    1.020%, 07/10/17.............................        500      499,067
Svenska Handelsbanken AB
##    0.950%, 05/31/17.............................      1,000      999,145
      1.439%, 02/12/19.............................      1,000      999,650
                                                               ------------
TOTAL COMMERCIAL PAPER.............................              13,090,586
                                                               ------------

                                                      SHARES
                                                      ------        -
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional U.S. Government
       Money Market Fund, 0.680%...................  1,659,438    1,659,438
                                                               ------------

SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@  DFA Short Term Investment Fund...............    709,920    8,215,905
                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $236,304,122)..............................             $236,229,929
                                                               ============

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------
                                  LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ---------- ------------ ------- ------------
  Agency Obligations............         -- $  8,468,921   --    $  8,468,921
  Bonds.........................         --  190,092,541   --     190,092,541
  U.S. Treasury Obligations.....         --   11,702,700   --      11,702,700
  Certificates of Deposit.......         --    2,999,838   --       2,999,838
  Commercial Paper..............         --   13,090,586   --      13,090,586
  Temporary Cash Investments.... $1,659,438           --   --       1,659,438
  Securities Lending Collateral.         --    8,215,905   --       8,215,905
                                 ---------- ------------   --    ------------
  TOTAL......................... $1,659,438 $234,570,491   --    $236,229,929
                                 ========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                           VA GLOBAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
BONDS -- (97.0%)
AUSTRALIA -- (8.0%)
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19.............................   2,838 $ 2,856,194
    2.700%, 11/16/20.............................   1,000   1,012,251
Commonwealth Bank of Australia
    2.300%, 09/06/19.............................     500     503,171
    2.300%, 03/12/20.............................     500     502,597
    2.400%, 11/02/20.............................   3,000   3,005,298
##  2.000%, 09/06/21.............................   2,000   1,959,290
##  2.750%, 03/10/22.............................   1,000   1,008,160
National Australia Bank, Ltd.
    2.625%, 07/23/20.............................   3,050   3,086,188
    2.800%, 01/10/22.............................   3,000   3,040,548
Westpac Banking Corp.
    2.300%, 05/26/20.............................   2,000   2,007,784
#   2.100%, 05/13/21.............................   1,200   1,186,150
    2.800%, 01/11/22.............................   2,400   2,430,763
                                                          -----------
TOTAL AUSTRALIA..................................          22,598,394
                                                          -----------

AUSTRIA -- (0.9%)
Oesterreichische Kontrollbank AG
    1.500%, 10/21/20.............................     939     927,201
    1.875%, 01/20/21.............................   1,700   1,696,486
                                                          -----------
TOTAL AUSTRIA....................................           2,623,687
                                                          -----------

CANADA -- (18.5%)
Alberta, Province of Canada
##  1.750%, 08/26/20.............................   4,000   3,982,284
    1.750%, 08/26/20.............................   1,000     995,485
Bank of Montreal
    1.900%, 08/27/21.............................   3,930   3,864,872
Bank of Nova Scotia (The)
    2.350%, 10/21/20.............................   3,652   3,671,965
    2.450%, 03/22/21.............................   1,667   1,676,637
    2.700%, 03/07/22.............................   2,300   2,318,287
CPPIB Capital, Inc.
    2.250%, 01/25/22.............................   1,500   1,508,803
Province of British Columbia Canada
    2.650%, 09/22/21.............................     500     514,662
Province of Manitoba Canada
    2.050%, 11/30/20.............................   6,800   6,838,434
Province of Ontario Canada
    4.400%, 04/14/20.............................   1,000   1,072,001
    2.500%, 09/10/21.............................     500     507,952
    2.400%, 02/08/22.............................   2,500   2,526,757
Province of Quebec Canada
    3.500%, 07/29/20.............................   6,500   6,831,636
    2.375%, 01/31/22.............................   1,500   1,515,307
Royal Bank of Canada
    2.150%, 03/06/20.............................     594     595,714
    2.350%, 10/30/20.............................   1,369   1,379,507
#   2.500%, 01/19/21.............................   1,500   1,515,009
    2.750%, 02/01/22.............................   4,483   4,560,646

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
CANADA -- (Continued)
Toronto-Dominion Bank (The)
    2.500%, 12/14/20.............................   2,800 $ 2,834,264
#   2.125%, 04/07/21.............................   1,780   1,771,969
    1.800%, 07/13/21.............................   2,000   1,963,026
                                                          -----------
TOTAL CANADA.....................................          52,445,217
                                                          -----------

DENMARK -- (1.9%)
Nordea Bank AB
##  2.500%, 09/17/20.............................   3,500   3,524,003
##  2.250%, 05/27/21.............................   2,000   1,981,086
                                                          -----------
TOTAL DENMARK....................................           5,505,089
                                                          -----------

FINLAND -- (0.3%)
Municipality Finance P.L.C.
    1.375%, 09/21/21.............................   1,000     969,037
                                                          -----------

FRANCE -- (5.0%)
Agence Francaise de Developpement
    1.625%, 01/21/20.............................   7,600   7,541,495
Caisse d'Amortissement de la Dette Sociale
    2.000%, 03/22/21.............................   1,800   1,794,132
    1.875%, 02/12/22.............................     500     490,857
Dexia Credit Local SA
    1.875%, 09/15/21.............................   1,000     969,852
Sanofi
    4.000%, 03/29/21.............................   1,306   1,391,109
Total Capital SA
    4.450%, 06/24/20.............................   2,000   2,151,458
                                                          -----------
TOTAL FRANCE.....................................          14,338,903
                                                          -----------

GERMANY -- (3.9%)
Kreditanstalt fuer Wiederaufbau
    2.625%, 01/25/22.............................   2,000   2,059,246
Kreditanstalt fuer Wiederaufbau
    1.500%, 04/20/20.............................   2,500   2,487,620
    2.750%, 09/08/20.............................   2,500   2,579,080
Landeskreditbank Baden- Wuerttemberg Foerderbank
    1.375%, 07/21/21.............................     993     965,534
State of North Rhine-Westphalia
    1.625%, 01/22/20.............................   3,000   2,982,672
                                                          -----------
TOTAL GERMANY....................................          11,074,152
                                                          -----------

IRELAND -- (2.7%)
GE Capital International Funding Co., Unlimited
 Co.
    2.342%, 11/15/20.............................   7,600   7,657,851
                                                          -----------

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT^    VALUE+
                                                   -------    ------
                                                    (000)
JAPAN -- (0.4%)
Development Bank of Japan, Inc.
    1.625%, 09/25/19.............................     1,000 $   990,040
                                                            -----------

NETHERLANDS -- (6.5%)
Bank Nederlandse Gemeenten NV
    1.750%, 03/24/20.............................       900     898,308
    1.625%, 04/19/21.............................     3,800   3,735,681
##  2.375%, 02/01/22.............................     3,000   3,030,525
Cooperatieve Rabobank UA
    2.500%, 01/19/21.............................     2,200   2,213,596
#   2.750%, 01/10/22.............................     1,300   1,316,253
Shell International Finance BV
    2.125%, 05/11/20.............................     2,200   2,210,822
    2.250%, 11/10/20.............................     2,000   2,006,936
    1.750%, 09/12/21.............................     3,000   2,938,296
                                                            -----------
TOTAL NETHERLANDS................................            18,350,417
                                                            -----------

NORWAY -- (1.3%)
Kommunalbanken A.S.
    1.625%, 02/10/21.............................     1,458   1,439,781
Statoil ASA
    2.250%, 11/08/19.............................       650     654,146
    2.900%, 11/08/20.............................     1,500   1,538,564
                                                            -----------
TOTAL NORWAY.....................................             3,632,491
                                                            -----------

SINGAPORE -- (1.0%)
Singapore Government Bond
    2.250%, 06/01/21............................. SGD 2,000   1,470,852
    1.250%, 10/01/21............................. SGD 2,000   1,415,882
                                                            -----------
TOTAL SINGAPORE..................................             2,886,734
                                                            -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.6%)
Asian Development Bank
    1.625%, 03/16/21.............................       333     330,252
Council Of Europe Development Bank
    1.625%, 03/16/21.............................     1,000     988,705
EUROFIMA
    1.750%, 05/29/20.............................     5,500   5,487,069
European Investment Bank
    2.875%, 09/15/20.............................       500     516,828
    1.625%, 12/15/20.............................     2,500   2,479,702
    2.000%, 03/15/21.............................     1,500   1,506,368
    1.625%, 06/15/21.............................       600     592,951
#   1.375%, 09/15/21.............................     2,400   2,341,822
International Bank for Reconstruction &
 Development
    2.125%, 11/01/20.............................     1,510   1,528,389
    2.000%, 01/26/22.............................       500     501,311
Nordic Investment Bank
    2.125%, 02/01/22.............................     2,500   2,519,932
                                                            -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....            18,793,329
                                                            -----------

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SWEDEN -- (4.7%)
Svensk Exportkredit AB
    1.750%, 08/28/20.............................   3,300 $ 3,287,084
    1.750%, 03/10/21.............................   3,000   2,972,466
Svenska Handelsbanken AB
    2.250%, 06/17/19.............................   2,750   2,766,827
##  5.125%, 03/30/20.............................   2,000   2,160,696
    2.400%, 10/01/20.............................     500     501,184
    2.450%, 03/30/21.............................   1,703   1,704,568
                                                          -----------
TOTAL SWEDEN.....................................          13,392,825
                                                          -----------

UNITED STATES -- (35.3%)
3M Co.
    2.000%, 08/07/20.............................  $3,500   3,526,187
Alphabet, Inc.
    3.625%, 05/19/21.............................   1,000   1,065,102
Apple, Inc.
    2.000%, 05/06/20.............................   1,000   1,006,646
    2.250%, 02/23/21.............................   3,891   3,930,058
    2.850%, 05/06/21.............................     500     515,119
    2.500%, 02/09/22.............................   1,700   1,725,765
Automatic Data Processing, Inc.
    2.250%, 09/15/20.............................   6,739   6,833,885
Berkshire Hathaway Finance Corp.
    2.900%, 10/15/20.............................     654     676,334
    4.250%, 01/15/21.............................   1,000   1,079,260
Berkshire Hathaway, Inc.
#   2.200%, 03/15/21.............................   5,310   5,343,453
Chevron Corp.
    1.961%, 03/03/20.............................   2,800   2,806,541
#   2.427%, 06/24/20.............................     500     506,742
    2.419%, 11/17/20.............................     700     707,844
    2.498%, 03/03/22.............................   1,500   1,511,995
Cisco Systems, Inc.
    2.450%, 06/15/20.............................   4,201   4,276,551
    2.200%, 02/28/21.............................   1,500   1,508,115
Coca-Cola Co. (The)
    1.875%, 10/27/20.............................   6,000   6,012,048
    3.150%, 11/15/20.............................     630     659,406
Exxon Mobil Corp.
    1.912%, 03/06/20.............................   3,284   3,302,275
    2.222%, 03/01/21.............................   3,000   3,020,433
International Business Machines Corp.
    1.625%, 05/15/20.............................   2,000   1,987,246
    2.250%, 02/19/21.............................   4,500   4,540,639
#   2.500%, 01/27/22.............................   1,000   1,012,500
Johnson & Johnson
    1.650%, 03/01/21.............................   1,400   1,386,850
    2.250%, 03/03/22.............................   1,200   1,211,770
Merck & Co., Inc.
    1.850%, 02/10/20.............................   3,904   3,925,144
Microsoft Corp.
    2.000%, 11/03/20.............................   1,000   1,004,870
    1.550%, 08/08/21.............................   1,500   1,470,431
    2.400%, 02/06/22.............................   3,621   3,669,503

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Novartis Capital Corp.
    4.400%, 04/24/20.............................  $2,000 $2,144,240
Oracle Corp.
    2.800%, 07/08/21.............................   1,700  1,743,986
    1.900%, 09/15/21.............................   3,500  3,465,500
Pfizer, Inc.
    1.950%, 06/03/21.............................   5,000  4,996,625
    2.200%, 12/15/21.............................   2,000  2,009,196
Procter & Gamble Co. (The)
    1.850%, 02/02/21.............................   2,307  2,295,786
    2.300%, 02/06/22.............................   1,000  1,011,354
Toyota Motor Credit Corp.
    2.150%, 03/12/20.............................   1,300  1,309,235
    1.900%, 04/08/21.............................   3,524  3,493,771
    2.750%, 05/17/21.............................   2,000  2,038,282
US Bank NA
    2.125%, 10/28/19.............................   1,500  1,512,909
USAA Capital Corp.
##  2.000%, 06/01/21.............................   1,000    985,521

                                                     FACE
                                                    AMOUNT^     VALUE+
                                                    -------     ------
                                                     (000)
UNITED STATES -- (Continued)
Wal-Mart Stores, Inc.
      3.625%, 07/08/20............................. $  2,200 $  2,323,248
#     4.250%, 04/15/21.............................      800      869,386
                                                             ------------
TOTAL UNITED STATES................................           100,421,751
                                                             ------------
TOTAL BONDS........................................           275,679,917
                                                             ------------

AGENCY OBLIGATIONS -- (0.2%)
Federal Home Loan Bank
      1.875%, 11/29/21.............................      500      500,544
                                                             ------------
TOTAL INVESTMENT SECURITIES........................           276,180,461
                                                             ------------

                                                    SHARES
                                                    ------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund...............  698,984    8,089,344
                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $284,360,122)..............................           $284,269,805
                                                             ============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ------------------------------------------
                                          LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                          ------- ------------  ------- ------------
Bonds
  Australia..............................   --    $ 22,598,394    --    $ 22,598,394
  Austria................................   --       2,623,687    --       2,623,687
  Canada.................................   --      52,445,217    --      52,445,217
  Denmark................................   --       5,505,089    --       5,505,089
  Finland................................   --         969,037    --         969,037
  France.................................   --      14,338,903    --      14,338,903
  Germany................................   --      11,074,152    --      11,074,152
  Ireland................................   --       7,657,851    --       7,657,851
  Japan..................................   --         990,040    --         990,040
  Netherlands............................   --      18,350,417    --      18,350,417
  Norway.................................   --       3,632,491    --       3,632,491
  Singapore..............................   --       2,886,734    --       2,886,734
  Supranational Organization Obligations.   --      18,793,329    --      18,793,329
  Sweden.................................   --      13,392,825    --      13,392,825
  United States..........................   --     100,421,751    --     100,421,751
Agency Obligations.......................   --         500,544    --         500,544
Securities Lending Collateral............   --       8,089,344    --       8,089,344
Forward Currency Contracts**.............   --          (1,326)   --          (1,326)
                                            --    ------------    --    ------------
TOTAL....................................   --    $284,268,479    --    $284,268,479
                                            ==    ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                 VIT INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                    FACE
                                                  AMOUNT^^^    VALUE+
                                                  ---------    ------
                                                    (000)
U.S. TREASURY OBLIGATIONS -- (99.3%)
Treasury Inflation Protected Security
    0.125%, 07/15/22.............................  $  4,337 $  4,378,426
    0.125%, 01/15/23.............................     9,239    9,259,016
    0.375%, 07/15/23.............................     7,002    7,131,261
    0.625%, 01/15/24.............................     9,427    9,688,402
    0.125%, 07/15/24.............................     9,899    9,851,598
    0.250%, 01/15/25.............................     8,628    8,578,794
    2.375%, 01/15/25.............................     5,731    6,614,630
    0.375%, 07/15/25.............................     7,693    7,749,333
    0.625%, 01/15/26.............................     7,073    7,238,009
    2.000%, 01/15/26.............................     4,363    4,955,908
    0.125%, 07/15/26.............................     7,774    7,628,853
    2.375%, 01/15/27.............................     3,533    4,178,628
    1.750%, 01/15/28.............................     3,755    4,267,580
    3.625%, 04/15/28.............................     4,958    6,615,437
    2.500%, 01/15/29.............................     4,765    5,853,980
    3.875%, 04/15/29.............................     4,504    6,254,893
    3.375%, 04/15/32.............................     1,949    2,752,713
                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS..................            112,997,461
                                                            ------------
TOTAL INVESTMENT SECURITIES......................            112,997,461
                                                            ------------

                                                   SHARES
                                                   ------

TEMPORARY CASH INVESTMENTS -- (0.7%)
State Street Institutional U.S. Government Money
 Market Fund, 0.680%.............................   852,753      852,753
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $114,037,447)............................            $113,850,214
                                                            ============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------
                                 LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                 -------- ------------ ------- ------------
     U.S. Treasury Obligations..       -- $112,997,461   --    $112,997,461
     Temporary Cash Investments. $852,753           --   --         852,753
                                 -------- ------------   --    ------------
     TOTAL...................... $852,753 $112,997,461   --    $113,850,214
                                 ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                  DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                        SHARES      VALUE+
                                                                       --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................. 2,176,475 $ 42,354,195
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................. 1,527,569   19,629,257
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 1,823,844   17,454,188
Investment in VA Global Bond Portfolio of
  DFA Investment Dimensions Group Inc................................. 1,623,642   17,454,148
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.................................   742,061   15,115,790
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.................................   694,746    6,926,617
Investment in VA Short-Term Fixed Portfolio of
  DFA Investment Dimensions Group Inc.................................   677,751    6,926,616
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................................   339,667    6,820,512
Investment in VA U.S. Large Value Portfolio of
  DFA Investment Dimensions Group Inc.................................   120,775    3,013,325
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.................................    70,590    2,444,516
Investment in VA International Value Portfolio of
  DFA Investment Dimensions Group Inc.................................   181,875    2,178,865
                                                                                 ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $127,078,017)..............................................            140,318,029
                                                                                 ------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.680%
  (Cost $328,186).....................................................   328,186      328,186
                                                                                 ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $127,406,203)..............................................           $140,646,215
                                                                                 ============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $140,318,029   --      --    $140,318,029
   Temporary Cash Investments......      328,186   --      --         328,186
                                    ------------   --      --    ------------
   TOTAL........................... $140,646,215   --      --    $140,646,215
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                        VA             VA
                                                       VA U.S.        VA U.S.      INTERNATIONAL  INTERNATIONAL
                                                    TARGETED VALUE  LARGE VALUE        VALUE          SMALL
                                                      PORTFOLIO*    PORTFOLIO*      PORTFOLIO*     PORTFOLIO*
                                                    -------------- -------------- --------------  --------------
ASSETS:
Investments at Value (including $39,709, $5,432,
 $17,094 and $20,465 of securities on loan,
 respectively)..................................... $      310,577 $      329,913 $      210,019  $      190,138
Temporary Cash Investments at Value & Cost.........          1,312          1,156             --              --
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $30,882,
 $4,877, $17,909 and $20,754)......................         30,888          4,878         17,909          20,758
Foreign Currencies at Value........................             --             --            881             914
Cash...............................................            149             --            909             934
Receivables:
  Investment Securities Sold.......................          1,032             67             --             116
  Dividends and Tax Reclaims.......................             67            401            937             777
  Securities Lending Income........................             13              1             22              44
  Fund Shares Sold.................................            244            259            155             201
Prepaid Expenses and Other Assets..................              1              2             --              --
                                                    -------------- -------------- --------------  --------------
     Total Assets..................................        344,283        336,677        230,832         213,882
                                                    -------------- -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.................         30,877          4,875         17,908          20,754
  Investment Securities Purchased..................          1,563          1,272            828             667
  Fund Shares Redeemed.............................          3,124            667            122             163
  Due to Advisor...................................             88             67             68              77
Accrued Expenses and Other Liabilities.............             26             26             43              41
                                                    -------------- -------------- --------------  --------------
     Total Liabilities.............................         35,678          6,907         18,969          21,702
                                                    -------------- -------------- --------------  --------------
NET ASSETS......................................... $      308,605 $      329,770 $      211,863  $      192,180
                                                    ============== ============== ==============  ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)............     16,020,681     13,217,448     17,677,206      15,111,181
                                                    ============== ============== ==============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE........................ $        19.26 $        24.95 $        11.99  $        12.72
                                                    ============== ============== ==============  ==============
Investments at Cost................................ $      269,916 $      245,877 $      205,302  $      171,071
                                                    ============== ============== ==============  ==============
Foreign Currencies at Cost......................... $           -- $           -- $          884  $          930
                                                    ============== ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................... $      257,301 $      236,055 $      216,204  $      170,917
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)...............            756          1,920          2,017             645
Accumulated Net Realized Gain (Loss)...............          9,881          7,758        (11,072)          1,561
Net Unrealized Foreign Exchange Gain (Loss)........             --             --             --               2
Net Unrealized Appreciation (Depreciation).........         40,667         84,037          4,714          19,055
                                                    -------------- -------------- --------------  --------------
NET ASSETS......................................... $      308,605 $      329,770 $      211,863  $      192,180
                                                    ============== ============== ==============  ==============
(1) NUMBER OF SHARES AUTHORIZED....................  1,000,000,000  1,000,000,000  1,000,000,000   1,000,000,000
                                                    ============== ============== ==============  ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                            DFA VA
                                                                                        VIT INFLATION-      GLOBAL
                                                          VA SHORT-                       PROTECTED        MODERATE
                                                          TERM FIXED      VA GLOBAL       SECURITIES      ALLOCATION
                                                          PORTFOLIO     BOND PORTFOLIO    PORTFOLIO       PORTFOLIO
                                                        --------------  --------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value.................................................             --              --              --  $      140,318
Investments at Value (including $8,052, $7,922, $0
 and $0 of securities on loan, respectively)........... $      226,355  $      276,180  $      112,997              --
Temporary Cash Investments at Value & Cost.............          1,659              --             853             328
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $8,216, $8,089,
 $0 and $0)............................................          8,216           8,089              --              --
Foreign Currencies at Value............................             --               1              --              --
Cash...................................................             --           2,506              --              --
Receivables:
  Investment Securities Sold...........................          1,004              --              --              --
  Dividends, Interest and Tax Reclaims.................            917           1,574             227              --
  Securities Lending Income............................              1               1              --              --
  Fund Shares Sold.....................................            204             214             686              58
Prepaid Expenses and Other Assets......................             --              --               1              --
                                                        --------------  --------------  --------------  --------------
     Total Assets......................................        238,356         288,565         114,764         140,704
                                                        --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................          8,216           8,089              --              --
  Investment Securities Purchased......................          1,811           1,517             512             258
  Fund Shares Redeemed.................................            148             121             105               1
  Due to Advisor.......................................             46              50              15              17
Unrealized Loss on Forward Currency Contracts..........             --               1              --              --
Accrued Expenses and Other Liabilities.................             20              21               7               6
                                                        --------------  --------------  --------------  --------------
     Total Liabilities.................................         10,241           9,799             639             282
                                                        --------------  --------------  --------------  --------------
NET ASSETS............................................. $      228,115  $      278,766  $      114,125  $      140,422
                                                        ==============  ==============  ==============  ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................     22,318,066      25,920,370      11,266,702      11,692,558
                                                        ==============  ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE............................ $        10.22  $        10.75  $        10.13  $        12.01
                                                        ==============  ==============  ==============  ==============
Investments in Affiliated Investment Companies at
 Cost.................................................. $           --  $           --  $           --  $      127,078
                                                        ==============  ==============  ==============  ==============
Investments at Cost.................................... $      226,430  $      276,271  $      113,184  $           --
                                                        ==============  ==============  ==============  ==============
Foreign Currencies at Cost............................. $           --  $            1  $           --  $           --
                                                        ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................ $      227,552  $      277,217  $      113,659  $      127,082
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)...................            685           1,555             679             176
Accumulated Net Realized Gain (Loss)...................            (47)             86             (26)            (76)
Net Unrealized Foreign Exchange Gain (Loss)............             --              (1)             --              --
Net Unrealized Appreciation (Depreciation).............            (75)            (91)           (187)         13,240
                                                        --------------  --------------  --------------  --------------
NET ASSETS............................................. $      228,115  $      278,766  $      114,125  $      140,422
                                                        ==============  ==============  ==============  ==============
(1) NUMBER OF SHARES AUTHORIZED........................  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
                                                        ==============  ==============  ==============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                  VA U.S.                     VA            VA
                                                                 TARGETED  VA U.S. LARGE INTERNATIONAL INTERNATIONAL
                                                                   VALUE       VALUE         VALUE         SMALL
                                                                 PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                 --------- ------------- ------------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $1, $0, $276 and
   $186, respectively)#.........................................  $ 2,027     $ 3,404       $ 3,086       $ 2,104
  Income from Securities Lending................................       75          10            68           199
                                                                  -------     -------       -------       -------
     Total Investment Income....................................    2,102       3,414         3,154         2,303
                                                                  -------     -------       -------       -------
EXPENSES
  Investment Management Fees....................................      516         384           389           419
  Accounting & Transfer Agent Fees..............................        7           8            10             9
  Custodian Fees................................................        8           3            16            34
  Shareholders' Reports.........................................        2           3             2             2
  Directors'/Trustees' Fees & Expenses..........................        1           1             1             1
  Professional Fees.............................................        5           5             3             3
  Other.........................................................        7           7            11            11
                                                                  -------     -------       -------       -------
     Total Expenses.............................................      546         411           432           479
                                                                  -------     -------       -------       -------
  Fees Paid Indirectly (Note C).................................       --          --            (4)           (5)
                                                                  -------     -------       -------       -------
  Net Expenses..................................................      546         411           428           474
                                                                  -------     -------       -------       -------
  NET INVESTMENT INCOME (LOSS)..................................    1,556       3,003         2,726         1,829
                                                                  -------     -------       -------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**................................   10,078       8,008          (366)        1,609
    Futures.....................................................       --          --            10            --
    Foreign Currency Transactions...............................       --          --           (65)            8
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................   29,754      30,263        18,655        17,447
    Translation of Foreign Currency Denominated Amounts.........       --          --            22            16
                                                                  -------     -------       -------       -------
  NET REALIZED AND UNREALIZED GAIN (LOSS).......................   39,832      38,271        18,256        19,080
                                                                  -------     -------       -------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.....................................................  $41,388     $41,274       $20,982       $20,909
                                                                  =======     =======       =======       =======

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                                 DFA VA
                                                                                                VIT INFLATION-   GLOBAL
                                                                          VA SHORT-  VA GLOBAL    PROTECTED     MODERATE
                                                                          TERM FIXED    BOND      SECURITIES   ALLOCATION
                                                                          PORTFOLIO# PORTFOLIO#   PORTFOLIO    PORTFOLIO*
                                                                          ---------- ---------- -------------- ----------
INVESTMENT INCOME
  Income Distributions Received from Affiliated Investment
   Companies.............................................................       --         --           --      $ 1,363
                                                                            ------    -------      -------      -------
     Total Net Investment Income Received from Affiliated Investment
      Companies..........................................................       --         --           --        1,363
                                                                            ------    -------      -------      -------
  Dividends..............................................................   $    6         --      $     1           --
  Interest...............................................................    1,233    $ 2,606        1,191           --
  Income from Securities Lending.........................................        6          5           --           --
                                                                            ------    -------      -------      -------
     Total Investment Income.............................................    1,245      2,611        1,192           --
                                                                            ------    -------      -------      -------
EXPENSES
  Investment Management Fees.............................................      258        296           48          161
  Accounting & Transfer Agent Fees.......................................        5          7            2           --
  Custodian Fees.........................................................        3          4            1           --
  Shareholders' Reports..................................................        3          3            1            2
  Directors'/Trustees' Fees & Expenses...................................        1          1           --            1
  Professional Fees......................................................        4          5           --            2
  Other..................................................................        4          3            3           --
                                                                            ------    -------      -------      -------
     Total Expenses......................................................      278        319           55          166
                                                                            ------    -------      -------      -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)....................................       --         --           32          (66)
  Fees Paid Indirectly (Note C)..........................................       --         (3)          --           --
                                                                            ------    -------      -------      -------
  Net Expenses...........................................................      278        316           87          100
                                                                            ------    -------      -------      -------
  NET INVESTMENT INCOME (LOSS)...........................................      967      2,295        1,105        1,263
                                                                            ------    -------      -------      -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies.............................................................       --         --           --          425
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.........................................      (31)         9          (20)         (85)
    Foreign Currency Transactions........................................       --         (1)          --           --
    Forward Currency Contracts...........................................       --         80           --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................     (130)    (2,149)      (1,208)       8,803
    Forward Currency Contracts...........................................       --        (65)          --           --
                                                                            ------    -------      -------      -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................     (161)    (2,126)      (1,228)       9,143
                                                                            ------    -------      -------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........   $  806    $   169      $  (123)     $10,406
                                                                            ======    =======      =======      =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                       VA U.S. TARGETED        VA U.S. LARGE
                                                                        VALUE PORTFOLIO       VALUE PORTFOLIO
                                                                     --------------------  --------------------
                                                                     SIX MONTHS    YEAR    SIX MONTHS    YEAR
                                                                        ENDED     ENDED       ENDED     ENDED
                                                                      APRIL 30,  OCT. 31,   APRIL 30,  OCT. 31,
                                                                        2017       2016       2017       2016
                                                                     ----------- --------  ----------- --------
                                                                     (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................................  $  1,556   $  2,574   $  3,003   $  5,394
  Net Realized Gain (Loss) on:......................................
    Investment Securities Sold*.....................................    10,078      9,740      8,008      2,081
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...........................................    29,754     (1,884)    30,263      3,826
                                                                      --------   --------   --------   --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations....................................................    41,388     10,430     41,274     11,301
                                                                      --------   --------   --------   --------
Distributions From:
  Net Investment Income.............................................    (2,744)    (2,558)    (5,480)    (4,847)
  Net Short-Term Gains..............................................    (1,306)    (2,378)        --         --
  Net Long-Term Gains...............................................    (8,434)   (10,897)    (2,097)   (10,777)
                                                                      --------   --------   --------   --------
     Total Distributions............................................   (12,484)   (15,833)    (7,577)   (15,624)
                                                                      --------   --------   --------   --------
Capital Share Transactions (1):
  Shares Issued.....................................................    57,916     72,867     48,885     55,725
  Shares Issued in Lieu of Cash Distributions.......................    12,361     15,653      7,558     15,584
  Shares Redeemed...................................................   (37,679)   (26,251)   (30,615)   (29,310)
                                                                      --------   --------   --------   --------
     Net Increase (Decrease) from Capital Share Transactions........    32,598     62,269     25,828     41,999
                                                                      --------   --------   --------   --------
     Total Increase (Decrease) in Net Assets........................    61,502     56,866     59,525     37,676
NET ASSETS
  Beginning of Period...............................................   247,103    190,237    270,245    232,569
                                                                      --------   --------   --------   --------
  End of Period.....................................................  $308,605   $247,103   $329,770   $270,245
                                                                      ========   ========   ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................................     2,982      4,327      2,000      2,594
  Shares Issued in Lieu of Cash Distributions.......................       639        988        314        755
  Shares Redeemed...................................................    (1,946)    (1,573)    (1,257)    (1,375)
                                                                      --------   --------   --------   --------
     Net Increase (Decrease) from Shares Issued and Redeemed........     1,675      3,742      1,057      1,974
                                                                      ========   ========   ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME).................................................  $    756   $  1,944   $  1,920   $  4,397

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                       VA INTERNATIONAL      VA INTERNATIONAL
                                                                        VALUE PORTFOLIO       SMALL PORTFOLIO
                                                                     --------------------  --------------------
                                                                     SIX MONTHS    YEAR    SIX MONTHS    YEAR
                                                                        ENDED     ENDED       ENDED     ENDED
                                                                      APRIL 30,  OCT. 31,   APRIL 30,  OCT. 31,
                                                                        2017       2016       2017       2016
                                                                     ----------- --------  ----------- --------
                                                                     (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................................  $  2,726   $  5,500   $  1,829   $  3,143
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.....................................      (366)    (7,136)     1,609      1,399
    Futures.........................................................        10         --         --         --
    Foreign Currency Transactions...................................       (65)       (12)         8         14
    Forward Currency Contracts......................................        --         (5)        --          7
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................    18,655      4,088     17,447      3,416
    Translation of Foreign Currency Denominated Amounts.............        22        (19)        16        (13)
                                                                      --------   --------   --------   --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations....................................................    20,982      2,416     20,909      7,966
                                                                      --------   --------   --------   --------
Distributions From:
  Net Investment Income.............................................    (5,740)    (4,932)    (3,623)    (2,717)
  Net Short-Term Gains..............................................        --         --       (967)      (204)
  Net Long-Term Gains...............................................        --         --       (293)    (3,999)
                                                                      --------   --------   --------   --------
     Total Distributions............................................    (5,740)    (4,932)    (4,883)    (6,920)
                                                                      --------   --------   --------   --------
Capital Share Transactions (1):
  Shares Issued.....................................................    31,872     45,586     31,268     36,942
  Shares Issued in Lieu of Cash Distributions.......................     5,721      4,916      4,814      6,824
  Shares Redeemed...................................................   (20,740)   (23,469)   (11,137)   (21,416)
                                                                      --------   --------   --------   --------
     Net Increase (Decrease) from Capital Share Transactions........    16,853     27,033     24,945     22,350
                                                                      --------   --------   --------   --------
     Total Increase (Decrease) in Net Assets........................    32,095     24,517     40,971     23,396
NET ASSETS
  Beginning of Period...............................................   179,768    155,251    151,209    127,813
                                                                      --------   --------   --------   --------
  End of Period.....................................................  $211,863   $179,768   $192,180   $151,209
                                                                      ========   ========   ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................................     2,748      4,391      2,641      3,283
  Shares Issued in Lieu of Cash Distributions.......................       511        474        428        630
  Shares Redeemed...................................................    (1,801)    (2,215)      (935)    (1,888)
                                                                      --------   --------   --------   --------
     Net Increase (Decrease) from Shares Issued and Redeemed........     1,458      2,650      2,134      2,025
                                                                      ========   ========   ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME).................................................  $  2,017   $  5,031   $    645   $  2,439

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                 VA SHORT-TERM FIXED                           VIT INFLATION-PROTECTED
                                                      PORTFOLIO       VA GLOBAL BOND PORTFOLIO SECURITIES PORTFOLIO
                                                --------------------  -----------------------  ----------------------
                                                SIX MONTHS    YEAR    SIX MONTHS      YEAR     SIX MONTHS      YEAR
                                                   ENDED     ENDED       ENDED       ENDED        ENDED       ENDED
                                                 APRIL 30,  OCT. 31,   APRIL 30,    OCT. 31,    APRIL 30,    OCT. 31,
                                                   2017       2016       2017         2016        2017         2016
                                                ----------- --------  -----------   --------   -----------   --------
                                                (UNAUDITED)           (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................  $    967   $  1,218   $  2,295     $  4,150    $  1,105     $   722
  Capital Gain Distributions Received from
   Investment Securities.......................        --         --         --           --          --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................       (31)       (17)         9          921         (20)         57
    Foreign Currency Transactions..............        --         --         (1)          (4)         --          --
    Forward Currency Contracts.................        --         --         80          888          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................      (130)        63     (2,149)         756      (1,208)      1,144
    Forward Currency Contracts.................        --         --        (65)          51          --          --
                                                 --------   --------   --------     --------    --------     -------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................       806      1,264        169        6,762        (123)      1,923
                                                 --------   --------   --------     --------    --------     -------
Distributions From:
  Net Investment Income........................    (1,351)      (573)    (4,547)      (3,687)     (1,145)        (55)
  Net Short-Term Gains.........................        --       (130)      (163)        (194)        (50)         --
  Net Long-Term Gains..........................        --        (45)    (1,280)        (786)        (10)         --
                                                 --------   --------   --------     --------    --------     -------
     Total Distributions.......................    (1,351)      (748)    (5,990)      (4,667)     (1,205)        (55)
                                                 --------   --------   --------     --------    --------     -------
Capital Share Transactions (1):
  Shares Issued................................    48,785     54,107     30,415       69,815      31,975      82,620
  Shares Issued in Lieu of Cash Distributions..     1,348        746      5,915        4,612       1,205          55
  Shares Redeemed..............................   (14,345)   (49,291)   (20,472)     (42,875)    (11,425)     (7,224)
                                                 --------   --------   --------     --------    --------     -------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    35,788      5,562     15,858       31,552      21,755      75,451
                                                 --------   --------   --------     --------    --------     -------
     Total Increase (Decrease) in Net
      Assets...................................    35,243      6,078     10,037       33,647      20,427      77,319
NET ASSETS
  Beginning of Period..........................   192,872    186,794    268,729      235,082      93,698      16,379
                                                 --------   --------   --------     --------    --------     -------
  End of Period................................  $228,115   $192,872   $278,766     $268,729    $114,125     $93,698
                                                 ========   ========   ========     ========    ========     =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................     4,781      5,295      2,842        6,401       3,189       8,131
  Shares Issued in Lieu of Cash Distributions..       133         73        561          432         123           6
  Shares Redeemed..............................    (1,406)    (4,825)    (1,910)      (3,919)     (1,143)       (716)
                                                 --------   --------   --------     --------    --------     -------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     3,508        543      1,493        2,914       2,169       7,421
                                                 ========   ========   ========     ========    ========     =======
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME).......................................  $    685   $  1,069   $  1,555     $  3,807    $    679     $   719

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                        DFA VA GLOBAL MODERATE
                                                                                        ALLOCATION PORTFOLIO
                                                                                        --------------------
                                                                                        SIX MONTHS     YEAR
                                                                                           ENDED      ENDED
                                                                                         APRIL 30,   OCT. 31,
                                                                                           2017        2016
                                                                                        -----------  --------
                                                                                        (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).........................................................  $  1,263    $  1,610
  Capital Gain Distributions Received from Affiliated Investment Companies.............       425         881
  Net Realized Gain (Loss) on:
    Investment Securities Sold*........................................................       (85)       (298)
    Foreign Currency Transactions......................................................        --          --
    Forward Currency Contracts.........................................................        --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares.............................................     8,803       1,471
    Forward Currency Contracts.........................................................        --          --
                                                                                         --------    --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................    10,406       3,664
                                                                                         --------    --------
Distributions From:
  Net Investment Income................................................................    (1,956)     (1,376)
  Net Short-Term Gains.................................................................        --          --
  Net Long-Term Gains..................................................................      (842)       (196)
                                                                                         --------    --------
     Total Distributions...............................................................    (2,798)     (1,572)
                                                                                         --------    --------
Capital Share Transactions (1):
  Shares Issued........................................................................    19,205      20,071
  Shares Issued in Lieu of Cash Distributions..........................................     2,798       1,572
  Shares Redeemed......................................................................    (5,403)     (6,408)
                                                                                         --------    --------
     Net Increase (Decrease) from Capital Share Transactions...........................    16,600      15,235
                                                                                         --------    --------
     Total Increase (Decrease) in Net Assets...........................................    24,208      17,327
NET ASSETS
  Beginning of Period..................................................................   116,214      98,887
                                                                                         --------    --------
  End of Period........................................................................  $140,422    $116,214
                                                                                         ========    ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................................................     1,645       1,817
  Shares Issued in Lieu of Cash Distributions..........................................       243         146
  Shares Redeemed......................................................................      (464)       (583)
                                                                                         --------    --------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................     1,424       1,380
                                                                                         ========    ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME).  $    176    $    869

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               VA U.S. TARGETED VALUE PORTFOLIO
                                               ---------------------------------------------------------------  -------------
                                               SIX MONTHS      YEAR       YEAR      YEAR      YEAR      YEAR    SIX MONTHS
                                                  ENDED       ENDED      ENDED     ENDED     ENDED     ENDED       ENDED
                                                APRIL 30,    OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,   APRIL 30,
                                                  2017         2016       2015      2014      2013      2012       2017
------------------------------------------------------------------------------------------------------------------------------
                                               (UNAUDITED)                                                      (UNAUDITED)
Net Asset Value, Beginning of Period..........  $  17.23     $  17.94  $  19.28   $  17.63  $  12.58  $  10.95   $  22.22
                                                --------     --------  --------   --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.10         0.21      0.23       0.17      0.19      0.12       0.24
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      2.80         0.54     (0.44)      1.62      5.05      1.60       3.10
                                                --------     --------  --------   --------  --------  --------   --------
   Total from Investment Operations...........      2.90         0.75     (0.21)      1.79      5.24      1.72       3.34
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.19)       (0.24)    (0.18)     (0.14)    (0.19)    (0.09)     (0.44)
  Net Realized Gains..........................     (0.68)       (1.22)    (0.95)        --        --        --      (0.17)
                                                --------     --------  --------   --------  --------  --------   --------
   Total Distributions........................     (0.87)       (1.46)    (1.13)     (0.14)    (0.19)    (0.09)     (0.61)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................  $  19.26     $  17.23  $  17.94   $  19.28  $  17.63  $  12.58   $  24.95
============================================== ===========   ========  ========   ========  ========  ========  ===========
Total Return..................................     16.78%(D)     4.87%    (0.80)%    10.19%    42.19%    15.82%     15.14%(D)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........  $308,605     $247,103  $190,237   $206,769  $161,321  $102,845   $329,770
Ratio of Expenses to Average Net Assets.......      0.37%(E)     0.38%     0.39%      0.37%     0.39%     0.41%      0.27%(E)
Ratio of Net Investment Income to Average Net
 Assets.......................................      1.06%(E)     1.25%     1.27%      0.93%     1.28%     1.00%      1.95%(E)
Portfolio Turnover Rate.......................        14%(D)       33%       33%        21%       15%       21%        11%(D)
------------------------------------------------------------------------------------------------------------------------------

                                                   VA U.S. LARGE VALUE PORTFOLIO
                                               -------------------------------------------------
                                                 YEAR      YEAR      YEAR      YEAR      YEAR
                                                ENDED     ENDED     ENDED     ENDED     ENDED
                                               OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                 2016      2015      2014      2013      2012
------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.......... $  22.83  $  23.47  $  22.58  $  16.90  $  14.60
                                               --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............     0.48      0.46      0.39      0.35      0.30
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................     0.43     (0.24)     2.67      5.64      2.26
                                               --------  --------  --------  --------  --------
   Total from Investment Operations...........     0.91      0.22      3.06      5.99      2.56
------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................    (0.47)    (0.43)    (0.32)    (0.31)    (0.26)
  Net Realized Gains..........................    (1.05)    (0.43)    (1.85)       --        --
                                               --------  --------  --------  --------  --------
   Total Distributions........................    (1.52)    (0.86)    (2.17)    (0.31)    (0.26)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $  22.22  $  22.83  $  23.47  $  22.58  $  16.90
============================================== ========  ========  ========  ========  ========
Total Return..................................     4.52%     1.07%    14.73%    36.04%    17.87%
------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $270,245  $232,569  $258,705  $200,123  $151,046
Ratio of Expenses to Average Net Assets.......     0.27%     0.29%     0.27%     0.28%     0.30%
Ratio of Net Investment Income to Average Net
 Assets.......................................     2.25%     2.00%     1.71%     1.78%     1.92%
Portfolio Turnover Rate.......................       15%       31%       19%       29%       12%
------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   VA INTERNATIONAL VALUE PORTFOLIO
                                                   ---------------------------------------------------------------  -------------
                                                   SIX MONTHS      YEAR       YEAR       YEAR      YEAR      YEAR   SIX MONTHS
                                                      ENDED       ENDED      ENDED      ENDED     ENDED     ENDED      ENDED
                                                    APRIL 30,    OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,  APRIL 30,
                                                      2017         2016       2015       2014      2013      2012      2017
----------------------------------------------------------------------------------------------------------------------------------
                                                   (UNAUDITED)                                                      (UNAUDITED)
Net Asset Value, Beginning of Period..............  $  11.08     $  11.44  $  12.74   $  13.22   $  10.82  $ 10.87   $  11.65
                                                    --------     --------  --------   --------   --------  -------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.16         0.36      0.37       0.55       0.34     0.37       0.13
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      1.10        (0.36)    (1.17)     (0.71)      2.41    (0.02)      1.30
                                                    --------     --------  --------   --------   --------  -------   --------
   Total from Investment Operations...............      1.26           --     (0.80)     (0.16)      2.75     0.35       1.43
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.35)       (0.36)    (0.50)     (0.32)     (0.35)   (0.40)     (0.27)
  Net Realized Gains..............................        --           --        --         --         --       --      (0.09)
                                                    --------     --------  --------   --------   --------  -------   --------
   Total Distributions............................     (0.35)       (0.36)    (0.50)     (0.32)     (0.35)   (0.40)     (0.36)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  11.99     $  11.08  $  11.44   $  12.74   $  13.22  $ 10.82   $  12.72
=================================================  ===========   ========  ========   ========   ========  ======== ===========
Total Return......................................     11.61%(D)     0.19%    (6.26)%    (1.16)%    26.10%    3.57%     12.73%(D)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $211,863     $179,768  $155,251   $164,973   $137,908  $99,157   $192,180
Ratio of Expenses to Average Net Assets...........      0.44%(E)     0.46%     0.47%      0.46%      0.47%    0.50%      0.57%(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).................      0.44%(E)     0.46%     0.47%      0.46%      0.47%    0.50%      0.57%(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      2.81%(E)     3.46%     3.01%      4.16%      2.90%    3.56%      2.18%(E)
Portfolio Turnover Rate...........................        12%(D)       15%       20%        16%        14%      17%         5%(D)
----------------------------------------------------------------------------------------------------------------------------------

                                                     VA INTERNATIONAL SMALL PORTFOLIO
                                                   -------------------------------------------------
                                                     YEAR      YEAR       YEAR      YEAR      YEAR
                                                    ENDED     ENDED      ENDED     ENDED     ENDED
                                                   OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                     2016      2015       2014      2013      2012
----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.............. $  11.67  $  11.83  $  12.55   $  10.02  $ 10.20
                                                   --------  --------  --------   --------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................     0.26      0.25      0.25       0.26     0.24
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     0.34      0.09     (0.33)      2.69     0.28
                                                   --------  --------  --------   --------  -------
   Total from Investment Operations...............     0.60      0.34     (0.08)      2.95     0.52
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................    (0.24)    (0.25)    (0.27)     (0.25)   (0.31)
  Net Realized Gains..............................    (0.38)    (0.25)    (0.37)     (0.17)   (0.39)
                                                   --------  --------  --------   --------  -------
   Total Distributions............................    (0.62)    (0.50)    (0.64)     (0.42)   (0.70)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $  11.65  $  11.67  $  11.83   $  12.55  $ 10.02
=================================================  ========  ========  ========   ========  ========
Total Return......................................     5.54%     3.28%    (0.59)%    30.50%    6.05%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $151,209  $127,813  $135,499   $119,927  $86,604
Ratio of Expenses to Average Net Assets...........     0.60%     0.61%     0.59%      0.65%    0.63%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).................     0.60%     0.61%     0.59%      0.65%    0.63%
Ratio of Net Investment Income to Average Net
 Assets...........................................     2.29%     2.13%     1.99%      2.36%    2.51%
Portfolio Turnover Rate...........................       12%       25%        8%        12%      13%
----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                VA SHORT-TERM FIXED PORTFOLIO
                                               --------------------------------------------------------------  --------------
                                               SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR     SIX MONTHS
                                                  ENDED       ENDED     ENDED     ENDED     ENDED     ENDED        ENDED
                                                APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,    APRIL 30,
                                                  2017         2016      2015      2014      2013      2012        2017
------------------------------------------------------------------------------------------------------------------------------
                                               (UNAUDITED)                                                      (UNAUDITED)
Net Asset Value, Beginning of Period..........  $  10.25     $  10.23  $  10.22  $  10.23  $  10.26  $  10.25   $  11.00
                                                --------     --------  --------  --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.05         0.07      0.03      0.02      0.03      0.04       0.09
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................     (0.01)       (0.01)     0.01      0.01        --      0.04      (0.10)
                                                --------     --------  --------  --------  --------  --------   --------
   Total from Investment Operations...........      0.04         0.06      0.04      0.03      0.03      0.08      (0.01)
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.07)       (0.03)    (0.02)    (0.03)    (0.04)    (0.04)     (0.18)
  Net Realized Gains..........................        --        (0.01)    (0.01)    (0.01)    (0.02)    (0.03)     (0.06)
                                                --------     --------  --------  --------  --------  --------   --------
   Total Distributions........................     (0.07)       (0.04)    (0.03)    (0.04)    (0.06)    (0.07)     (0.24)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................  $  10.22     $  10.25  $  10.23  $  10.22  $  10.23  $  10.26   $  10.75
============================================== ===========   ========  ========  ========  ========  ========  ===========
Total Return..................................      0.39%(D)     0.60%     0.34%     0.25%     0.35%     0.73%     (0.02)%(D)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........  $228,115     $192,872  $186,794  $189,716  $137,906  $112,040   $278,766
Ratio of Expenses to Average Net Assets.......      0.27%(E)     0.27%     0.28%     0.27%     0.29%     0.30%      0.24%(E)
Ratio of Net Investment Income to Average Net
 Assets.......................................      0.94%(E)     0.65%     0.28%     0.20%     0.32%     0.42%      1.69%(E)
Portfolio Turnover Rate.......................        48%(D)       50%      105%       70%       55%       85%        24%(D)
------------------------------------------------------------------------------------------------------------------------------

                                                     VA GLOBAL BOND PORTFOLIO
                                               -------------------------------------------------
                                                 YEAR      YEAR      YEAR      YEAR      YEAR
                                                ENDED     ENDED     ENDED     ENDED     ENDED
                                               OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                 2016      2015      2014      2013      2012
------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.......... $  10.93  $  10.92  $  10.92  $  11.18  $  11.28
                                               --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............     0.18      0.17      0.15      0.11      0.18
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................     0.11      0.09      0.05     (0.04)     0.25
                                               --------  --------  --------  --------  --------
   Total from Investment Operations...........     0.29      0.26      0.20      0.07      0.43
------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................    (0.17)    (0.23)    (0.05)    (0.18)    (0.30)
  Net Realized Gains..........................    (0.05)    (0.02)    (0.15)    (0.15)    (0.23)
                                               --------  --------  --------  --------  --------
   Total Distributions........................    (0.22)    (0.25)    (0.20)    (0.33)    (0.53)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $  11.00  $  10.93  $  10.92  $  10.92  $  11.18
============================================== ========  ========  ========  ========  ========
Total Return..................................     2.68%     2.40%     1.90%     0.63%     3.97%
------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $268,729  $235,082  $207,021  $167,293  $141,190
Ratio of Expenses to Average Net Assets.......     0.24%     0.26%     0.25%     0.27%     0.29%
Ratio of Net Investment Income to Average Net
 Assets.......................................     1.63%     1.61%     1.37%     1.04%     1.61%
Portfolio Turnover Rate.......................       47%       54%       75%       73%       63%
------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             VIT INFLATION-PROTECTED SECURITIES PORTFOLIO
                                                             -----------------------------------
                                                                                             PERIOD
                                                              SIX MONTHS        YEAR        MAY 29,
                                                                 ENDED         ENDED       2015(A) TO
                                                               APRIL 30,      OCT. 31,      OCT. 31,
                                                                 2017           2016          2015
----------------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period........................  $  10.30        $  9.77     $ 10.00
                                                              --------        -------     -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.11           0.17        0.05
 Net Gains (Losses) on Securities (Realized and Unrealized).     (0.15)          0.39       (0.28)
                                                              --------        -------     -------
   Total from Investment Operations.........................     (0.04)          0.56       (0.23)
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.12)         (0.03)         --
 Net Realized Gains.........................................     (0.01)            --          --
                                                              --------        -------     -------
   Total Distributions......................................     (0.13)         (0.03)         --
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  10.13        $ 10.30     $  9.77
===========================================================  =============    ========== ===========
Total Return................................................     (0.35)%(D)      5.79%      (2.30)%(D)
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $114,125        $93,698     $16,379
Ratio of Expenses to Average Net Assets.....................      0.18%(E)       0.18%       0.18%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................      0.11%(E)       0.19%       0.88%(C)(E)
Ratio of Net Investment Income to Average Net Assets........      2.28%(E)       1.72%       1.29%(C)(E)
Portfolio Turnover Rate.....................................        13%(D)         21%          4%(D)
----------------------------------------------------------------------------------------------------------

                                                                        DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
                                                             --------------------------------------------------------
                                                                                                                  PERIOD
                                                             SIX MONTHS      YEAR       YEAR        YEAR         APRIL 8,
                                                                ENDED       ENDED      ENDED       ENDED        2013(A) TO
                                                              APRIL 30,    OCT. 31,   OCT. 31,    OCT. 31,       OCT. 31,
                                                                2017         2016       2015        2014           2013
-------------------------------------------------------------------------------------------------------------------------------
                                                             (UNAUDITED)
Net Asset Value, Beginning of Period........................  $  11.32     $  11.12  $ 11.37     $ 10.91      $ 10.00
                                                              --------     --------  -------     -------      -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.11         0.17     0.18        0.14         0.07
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.84         0.20    (0.22)       0.49         0.84
                                                              --------     --------  -------     -------      -------
   Total from Investment Operations.........................      0.95         0.37    (0.04)       0.63         0.91
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.18)       (0.15)   (0.17)      (0.14)          --
 Net Realized Gains.........................................     (0.08)       (0.02)   (0.04)      (0.03)          --
                                                              --------     --------  -------     -------      -------
   Total Distributions......................................     (0.26)       (0.17)   (0.21)      (0.17)          --
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  12.01     $  11.32  $ 11.12     $ 11.37      $ 10.91
===========================================================  ===========   ========  ========    ========    ==========
Total Return................................................      8.54%(D)     3.44%   (0.23)%      5.87%        9.10%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $140,422     $116,214  $98,887     $64,997      $40,483
Ratio of Expenses to Average Net Assets.....................      0.40%(E)     0.40%    0.40%(B)    0.40%(B)     0.40%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................      0.50%(E)     0.52%    0.54%(B)    0.66%(B)     0.93%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets........      1.96%(E)     1.54%    1.56%(B)    1.27%(B)     1.12%(B)(C)(E)
Portfolio Turnover Rate.....................................       N/A          N/A      N/A         N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-six operational portfolios, eight of which (the "Portfolios") are included in this report. The remaining eighty-eight are presented in separate reports. The Portfolios are only available through a select group of insurance products. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DFA VA Global Moderate Allocation Portfolio invests in eleven portfolios within the Fund (the "Master Funds").

                                                                                         PERCENTAGE
                                                                                          OWNERSHIP
FUND OF FUNDS                                MASTER FUNDS                                AT 04/30/17
-------------                                ------------                                -----------
DFA VA Global Moderate Allocation Portfolio  U.S. Core Equity 1 Portfolio                    -*
                                             U.S. Core Equity 2 Portfolio                    -*
                                             International Core Equity Portfolio             -*
                                             Emerging Markets Core Equity Portfolio          -*
                                             DFA Two-Year Global Fixed Income Portfolio      -*
                                             DFA Selectively Hedged Global Fixed Income      2%
                                               Portfolio
                                             VA U.S. Large Value Portfolio                   1%
                                             VA International Value Portfolio                1%
                                             DFA Real Estate Securities Portfolio            -*
                                             VA Short-Term Fixed Portfolio                   3%
                                             VA Global Bond Portfolio                        6%

* Amounts designated as -- are less than 1%.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the "Domestic Equity Portfolios") and by VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by VA Short-Term Fixed Portfolio, VA Global Bond Portfolio and VIT Inflation-Protected Securities Portfolio (the "Fixed Income Portfolios"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA VA Global Moderate Allocation Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These securities are generally categorized as Level 1 in the hierarchy. A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

   4. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   5. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2017, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              VA U.S. Targeted Value Portfolio............. 0.35%
              VA U.S. Large Value Portfolio................ 0.25%
              VA International Value Portfolio............. 0.40%
              VA International Small Portfolio............. 0.50%
              VA Short-Term Fixed Portfolio................ 0.25%
              VA Global Bond Portfolio..................... 0.22%*
              VIT Inflation-Protected Securities Portfolio. 0.10%
              DFA VA Global Moderate Allocation Portfolio.. 0.25%

* The VA Global Bond Portfolio's investment management fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

   Pursuant to a Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the VIT Inflation-Protected Securities Portfolio and DFA VA Global Moderate Allocation Portfolio, as described in the notes below. The Fee Waiver Agreements for the VIT Inflation-Protected Securities Portfolio and DFA VA Global Moderate Allocation Portfolio will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreements shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2017, the Portfolios had the expense limits listed below based on a percentage of average net assets on an annualized basis.

Previously waived fees subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2017, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                           PREVIOUSLY       NET WAIVED FEES/
                                           RECOVERY       WAIVED FEES/      EXPENSES ASSUMED
                             EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  (RECOVERED PREVIOUSLY
                            LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE     WAIVED FEES/
INSTITUTIONAL CLASS SHARES    AMOUNT   EXPENSES ASSUMED     RECOVERY        EXPENSES ASSUMED)
--------------------------  ---------- ---------------- ----------------- ---------------------
VIT Inflation-Protected
  Securities Portfolio (1).    0.18%         $32              $  1                $(32)
DFA VA Global Moderate
  Allocation Portfolio (2).    0.40%          --               368                  66

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (2) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Institutional Class shares of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses of such class of shares to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2017, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                  VA International Value Portfolio.     $4
                  VA International Small Portfolio.      5
                  VA Global Bond Portfolio.........      3

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid by the Fund to the CCO were $150 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               VA U.S. Targeted Value Portfolio............. $ 6
               VA U.S. Large Value Portfolio................   7
               VA International Value Portfolio.............   5
               VA International Small Portfolio.............   4
               VA Short-Term Fixed Portfolio................   6
               VA Global Bond Portfolio.....................   7
               VIT Inflation-Protected Securities Portfolio.  --
               DFA VA Global Moderate Allocation Portfolio..   1

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, the Portfolios' transactions related to investment securities, other than short-term securities (amounts in thousands), were as follows:

                                               U.S. GOVERNMENT  OTHER INVESTMENT
                                                 SECURITIES        SECURITIES
                                              ----------------- -----------------
                                              PURCHASES  SALES  PURCHASES  SALES
                                              --------- ------- --------- -------
VA U.S. Targeted Value Portfolio.............       --       --  $72,454  $41,188
VA U.S. Large Value Portfolio................       --       --   56,384   33,242
VA International Value Portfolio.............       --       --   35,185   23,628
VA International Small Portfolio.............       --       --   29,694    8,562
VA Short-Term Fixed Portfolio................  $25,937  $18,463   93,641   75,996
VA Global Bond Portfolio.....................    1,491      992   77,664   65,120
VIT Inflation-Protected Securities Portfolio.   36,555   13,069       --       --

   For the six months ended April 30, 2017, DFA VA Global Moderate Allocation Portfolio's transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                      DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
                                            ----------------------------------------------------------------
                                            BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES             10/31/2016 4/30/2017  PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------             ---------- ---------- --------- ------ -------- ----------------
U.S. Core Equity 2 Portfolio...............  $ 34,762   $ 42,354   $ 4,608  $1,651  $  324        $247
International Core Equity Portfolio........    16,263     19,629     1,744     285     148          --
DFA Selectively Hedged Global Fixed Income
  Portfolio................................    14,542     17,454     3,639     504     247          --
VA Global Bond Portfolio...................    14,545     17,454     3,718     494     263          83
U.S. Core Equity 1 Portfolio...............    12,426     15,115     1,317     299     127          59
DFA Two-Year Global Fixed Income Portfolio.     5,831      6,927     1,234     128      41          --
VA Short-Term Fixed Portfolio..............     5,825      6,927     1,252     134      42          --
Emerging Markets Core Equity Portfolio.....     5,694      6,821       570      31      28          --
VA U.S. Large Value Portfolio..............     2,495      3,013       208      --      50          19
DFA Real Estate Securities Portfolio.......     1,882      2,445       560      11      35          17
VA International Value Portfolio...........     1,832      2,179       190      --      58          --
                                             --------   --------   -------  ------  ------        ----
Total......................................  $116,097   $140,318   $19,040  $3,537  $1,363        $425
                                             ========   ========   =======  ======  ======        ====

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                 INCREASE       INCREASE
                                                                (DECREASE)     (DECREASE)
                                                 INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                (DECREASE)    NET INVESTMENT  NET REALIZED
                                              PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                              --------------- -------------- --------------
VA U.S. Targeted Value Portfolio.............        --              --             --
VA U.S. Large Value Portfolio................        --            $(69)         $  69
VA International Value Portfolio.............        --              (4)             4
VA International Small Portfolio.............       $22             103           (125)
VA Short-Term Fixed Portfolio................        --              --             --
VA Global Bond Portfolio.....................        --             364           (364)
VIT Inflation-Protected Securities Portfolio.        --              --             --
DFA VA Global Moderate Allocation Portfolio..        --              14            (14)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                              NET INVESTMENT
                                                INCOME AND
                                                SHORT-TERM     LONG-TERM
                                              CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                              -------------- ------------- -------
VA U.S. Targeted Value Portfolio
2015.........................................     $1,890        $ 9,989    $11,879
2016.........................................      4,936         10,897     15,833
VA U.S. Large Value Portfolio
2015.........................................      4,565          4,140      8,705
2016.........................................      4,847         10,777     15,624
VA International Value Portfolio
2015.........................................      6,690             --      6,690
2016.........................................      4,932             --      4,932
VA International Small Portfolio
2015.........................................      3,533          2,383      5,916
2016.........................................      2,921          3,999      6,920
VA Short-Term Fixed Portfolio
2015.........................................        345             69        414
2016.........................................        702             45        747
VA Global Bond Portfolio
2015.........................................      4,551            237      4,788
2016.........................................      3,881            786      4,667
VIT Inflation-Protected Securities Portfolio
2015.........................................         --             --         --
2016.........................................         55             --         55
DFA VA Global Moderate Allocation Portfolio
2015.........................................      1,074            271      1,345
2016.........................................      1,376            196      1,572

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                    UNDISTRIBUTED                                               TOTAL NET
                                    NET INVESTMENT                                            DISTRIBUTABLE
                                      INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                      SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                    CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                    -------------- ------------- ------------- -------------- -------------
VA U.S. Targeted Value Portfolio...     $3,261        $8,434             --       $ 10,709      $ 22,404
VA U.S. Large Value Portfolio......      4,402         2,097             --         53,525        60,024
VA International Value Portfolio...      5,198            --        $(9,448)       (15,329)      (19,579)
VA International Small Portfolio...      4,330           293             --            618         5,241
VA Short-Term Fixed Portfolio......      1,075            --            (17)            55         1,113
VA Global Bond Portfolio...........      3,976         1,280             --          2,121         7,377
VIT Inflation-Protected Securities
  Portfolio........................        774            10             --          1,010         1,794
DFA VA Global Moderate Allocation
  Portfolio........................        869           842             --          4,021         5,732

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                   EXPIRES ON OCTOBER 31,
                                                   -----------------------
                                                    2017  UNLIMITED TOTAL
                                                   ------ --------- ------
     VA U.S. Targeted Value Portfolio.............     --      --       --
     VA U.S. Large Value Portfolio................     --      --       --
     VA International Value Portfolio............. $2,412  $7,036   $9,448
     VA International Small Portfolio.............     --      --       --
     VA Short-Term Fixed Portfolio................     --      17       17
     VA Global Bond Portfolio.....................     --      --       --
     VIT Inflation-Protected Securities Portfolio.     --      --       --
     DFA VA Global Moderate Allocation Portfolio..     --      --       --

   During the year ended October 31, 2016, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

               VIT Inflation-Protected Securities Portfolio. $3

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                          NET
                                                                       UNREALIZED
                                  FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                  TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                  -------- ------------ ------------ --------------
VA U.S. Targeted Value Portfolio. $302,314   $62,759      $(22,296)     $40,463
VA U.S. Large Value Portfolio....  252,160    90,874        (7,087)      83,787
VA International Value Portfolio.  224,576    22,267       (18,915)       3,352
VA International Small Portfolio.  192,800    41,510       (23,414)      18,096

                                                                                      NET
                                                                                   UNREALIZED
                                              FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                              TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                              -------- ------------ ------------ --------------
VA Short-Term Fixed Portfolio................ $236,304   $   117      $  (191)      $   (74)
VA Global Bond Portfolio.....................  284,360     1,000       (1,090)          (90)
VIT Inflation-Protected Securities Portfolio.  114,049       174         (373)         (199)
DFA VA Global Moderate Allocation Portfolio..  127,822    13,354         (530)       12,824

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

   2. INFLATION PROTECTION RISKS: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the VIT Inflation-Protected Securities Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio's value. For example, if interest rates rise due to reasons other than inflation, the Portfolio's investment in these securities may not be protected to the extent that the increase is not reflected in the securities' inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. FORWARD CURRENCY CONTRACTS: The International Equity Portfolios may acquire and sell forward currency contracts in connection with the purchase or sale of foreign equity securities, typically to "lock in" the value of the transaction with respect to a different currency. In addition, the International Equity Portfolios may, from time to time, enter into forward currency contracts to transfer balances from one currency to another currency. The VA

Global Bond Portfolio may enter into forward currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. At April 30, 2017, the VA Global Bond Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

VA GLOBAL BOND PORTFOLIO

                                                                                    UNREALIZED
                                                                                      FOREIGN
SETTLEMENT CURRENCY                                         CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT*      CURRENCY          COUNTERPARTY       AMOUNT  APRIL 30, 2017 GAIN (LOSS)
---------- -------- ---------------- ---------------------- -------- -------------- -----------
 07/19/17   (4,039) Singapore Dollar Royal Bank of Scotland $(2,892)    $(2,893)        $(1)
                                                            -------     -------         ---
                                                            $(2,892)    $(2,893)        $(1)
                                                            =======     =======         ===

* Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   4. FUTURES CONTRACTS: The VA International Value Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The VA International Value Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

   Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2017 (amounts in thousands):

                                                 FORWARD
                                                CURRENCY
                                                CONTRACTS FUTURES
                                                --------- -------
              VA International Value Portfolio.      --    $567
              VA Global Bond Portfolio.........  $2,862      --

   The following is a summary of the location of derivatives on the VA Global Bond Portfolio's Statement of Assets and Liabilities as of April 30, 2017:

                           LOCATION ON THE STATEMENT OF ASSETS AND LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE            LIABILITY DERIVATIVES
 ---------------           ------------------------

 Foreign exchange          Unrealized Loss on
   contracts                 Forward Currency
                             Contracts

   The following is a summary of the VA Global Bond Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2017 (amounts in thousands):

                                         LIABILITY DERIVATIVES VALUE
                                         --------------------------
                                          TOTAL VALUE      FOREIGN
                                               AT         EXCHANGE
                                         APRIL 30, 2017   CONTRACTS
                                         --------------   ---------
               VA Global Bond Portfolio.      $(1)           $(1)

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the six months ended
April 30, 2017:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Contracts
                            Change in Unrealized Appreciation (Depreciation) of:
                              Forward Currency Contracts
Equity Contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2017 (amounts in thousands):

                                              REALIZED GAIN (LOSS) ON
                                                    DERIVATIVES
                                             -------------------------
                                                    FOREIGN
                                                   EXCHANGE   EQUITY
                                             TOTAL CONTRACTS CONTRACTS
                                             ----- --------- ---------
          VA International Value Portfolio*.  $10      --       $10
          VA Global Bond Portfolio..........   80     $80        --

                                          CHANGE IN UNREALIZED
                                        APPRECIATION (DEPRECIATION) ON
                                               DERIVATIVES
                                        ------------------------------
                                                 FOREIGN
                                                EXCHANGE     EQUITY
                                        TOTAL   CONTRACTS   CONTRACTS
                                        -----   ---------   ---------
              VA Global Bond Portfolio. $(65)     $(65)        --

* As of April 30, 2017, there were no futures contracts outstanding. During the six months ended April 30, 2017, the Portfolio had limited activity in futures contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following tables present the VA Global Bond Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2017 (Amounts in thousands):

                                 NET                                                   NET
                               AMOUNTS                                               AMOUNTS
                                 OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                               ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                              PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                    GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
                  AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF  STATEMENTS  ----------------------
                  RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                    ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION          (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------       ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                         ASSETS                                             LIABILITIES
                  ---------------------------------------------------- -----------------------------------------------------
VA GLOBAL BOND
 PORTFOLIO
Forward Currency
 Contracts.......     --         --          --          --       --       $1          $1          --          --       $1

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note J Contains information regarding securities lending amounts that are subject to netting arrangements.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the six months ended April 30, 2017, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                     WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                      AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                   INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                   ------------- ------------ ------------ -------- ---------------
VA U.S. Targeted Value Portfolio..     1.49%        $1,034          6         --        $1,498
VA U.S. Large Value Portfolio.....     1.44%           937         19        $ 1         2,976
VA International Value Portfolio..     1.36%           829         22          1         3,888
DFA VA Global Moderate Allocation
  Portfolio.......................     1.34%           389         14         --           737

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2017, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2017.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2017, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2017, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

                                      PURCHASES  SALES  REALIZED GAIN (LOSS)
    PORTFOLIO                         --------- ------- --------------------
    VA U.S. Targeted Value Portfolio.  $8,576   $16,100        $3,067
    VA U.S. Large Value Portfolio....   7,123     1,684           407
    VA International Value Portfolio.   2,298     1,211           147
    VA International Small Portfolio.   1,684       952           333

J. SECURITIES LENDING:

   As of April 30, 2017, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                     MARKET
                                                     VALUE
                                                     -------
                   VA U.S. Targeted Value Portfolio. $10,635
                   VA U.S. Large Value Portfolio....     777
                   VA International Value Portfolio.     232
                   VA International Small Portfolio.   1,626

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                                      REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                    AS OF APRIL 30, 2017
                                  --------------------------------------------------------
                                  OVERNIGHT AND            BETWEEN
                                   CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                  ------------- -------- ------------ -------- -----------
SECURITIES LENDING TRANSACTIONS
VA U.S. TARGETED VALUE PORTFOLIO
Common Stocks....................  $30,888,148     --         --         --    $30,888,148

                                              REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                            AS OF APRIL 30, 2017
                                          --------------------------------------------------------
                                          OVERNIGHT AND            BETWEEN
                                           CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                          ------------- -------- ------------ -------- -----------
VA U.S. LARGE VALUE PORTFOLIO
Common Stocks............................  $ 4,877,818     --         --         --    $ 4,877,818
VA INTERNATIONAL VALUE PORTFOLIO
Common Stocks............................   17,909,346     --         --         --     17,909,346
VA INTERNATIONAL SMALL PORTFOLIO
Common Stocks, Preferred Stocks..........   20,757,537     --         --         --     20,757,537
VA SHORT-TERM FIXED PORTFOLIO
Agency Obligations, Bonds, U.S. Treasury
  Obligations............................    8,215,905     --         --         --      8,215,905
VA GLOBAL BOND PORTFOLIO
Bonds....................................    8,089,344     --         --         --      8,089,344

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. OTHER:

   At April 30, 2017, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                               APPROXIMATE
                                                                PERCENTAGE
                                                  NUMBER OF   OF OUTSTANDING
                                                 SHAREHOLDERS     SHARES
                                                 ------------ --------------
   VA U.S. Targeted Value Portfolio.............      5             76%
   VA U.S. Large Value Portfolio................      4             72%
   VA International Value Portfolio.............      5             81%
   VA International Small Portfolio.............      5             74%
   VA Short-Term Fixed Portfolio................      5             79%
   VA Global Bond Portfolio.....................      5             84%
   VIT Inflation-Protected Securities Portfolio.      5             94%
   DFA VA Global Moderate Allocation Portfolio..      5             95%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The VA U.S. Large Value Portfolio has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the VA U.S. Large Value Portfolio, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to the VA U.S. Large Value Portfolio in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the VA U.S. Large Value Portfolio arising from the Lawsuits. Until the VA U.S. Large Value Portfolio can do so, no reduction of the net asset value of the VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of the VA U.S. Large Value Portfolio at this time.

   The VA U.S. Large Value Portfolio also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of the VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the net asset value of the VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by the VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by the VA U.S. Large Value Portfolio.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following funds paid distributions to shareholders of record a portion of which is estimated to be in excess of a fund's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a fund will not be available until the end of a fund's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                 ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                              --------------------------------------------------
                                              NET INCOME FOR THE
                                                  CURRENT OR        ACCUMULATED
                                               PRECEDING FISCAL  UNDISTRIBUTED NET
                                                  YEAR, AND       PROFITS FROM THE     PAID-IN
                                                 ACCUMULATED     SALE OF SECURITIES  SURPLUS OR
                                              UNDISTRIBUTED NET       OR OTHER      OTHER CAPITAL
PORTFOLIO NAME                                      INCOME           PROPERTIES        SOURCE
--------------                                ------------------ ------------------ -------------
VA U.S. Large Value Portfolio
   December 14, 2016.........................         97%                0%               3%
VA U.S. Targeted Value Portfolio
   December 14, 2016.........................         96%                0%               4%
VA International Value Portfolio
   December 14, 2016.........................         96%                0%               4%
VA International Small Portfolio
   December 14, 2016.........................         73%                0%              27%
VA Short-Term Fixed Portfolio
   December 14, 2016.........................         94%                0%               6%
VA Global Bond Portfolio
   December 14, 2016.........................         96%                0%               4%
VIT Inflation-Protected Securities Portfolio
   December 14, 2016.........................         85%                0%              15%
DFA VA Global Moderate Allocation Portfolio
   December 30, 2016.........................         97%                0%               3%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 14-15, 2016 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment management agreements for each portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043017-004S
 [LOGO]                                                              00194748

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2017 (Unaudited)

DFA Investment Dimensions Group Inc.
U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2017

Dear Fellow Shareholder,

Thank you for trusting us with your savings. All of us at Dimensional are dedicated to helping you achieve your investment goals, a responsibility we do not take lightly.

We believe the scientific underpinning of our investment approach and our efficient implementation enables us to deliver portfolios with better outcomes. By offering consistent and well-diversified investment solutions across regions and asset classes, investors and the professionals advising them can more confidently create asset allocations that satisfy their desired profiles and long-term goals.

We live in an evolving world with new data, new trading technologies, and new client needs emerging all the time. Since our founding in 1981, Dimensional has been fully committed to being on the cutting edge of incorporating knowledge and technology for even better solutions -- always centered on investors' needs.

Sincerely,

                                        /s/

              David Butler              Eduardo Repetto
              Co-Chief Executive        Co-Chief Executive
                Officer and               Officer and
              Head of Global Financial  Co-Chief Investment
                Advisor Services          Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                Page
                                                                ----
           Letter to Shareholders
           Definitions of Abbreviations and Footnotes..........   1
              Disclosure of Fund Expenses......................   2
              Disclosure of Portfolio Holdings.................   4
              Summary Schedules of Portfolio Holdings
                  U.S. Large Cap Growth Portfolio..............   5
                  U.S. Small Cap Growth Portfolio..............   8
                  International Large Cap Growth Portfolio.....  11
                  International Small Cap Growth Portfolio.....  15
              Statements of Assets and Liabilities.............  19
              Statements of Operations.........................  20
              Statements of Changes in Net Assets..............  21
              Financial Highlights.............................  22
              Notes to Financial Statements....................  24
              Section 19(a) Notice.............................  35
           Voting Proxies on Fund Portfolio Securities.........  36
           Board Approval of Investment Management Agreements..  37

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended April 30, 2017
    EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/16  04/30/17    Ratio*   Period*
                                     --------- --------- ---------- --------
    U.S. Large Cap Growth Portfolio
    -------------------------------
    Actual Fund Return
     Institutional Class Shares..... $1,000.00 $1,134.80    0.20%    $1.06
    Hypothetical 5% Annual Return
     Institutional Class Shares..... $1,000.00 $1,023.80    0.20%    $1.00

    U.S. Small Cap Growth Portfolio
    -------------------------------
    Actual Fund Return
     Institutional Class Shares..... $1,000.00 $1,178.40    0.40%    $2.16
    Hypothetical 5% Annual Return
     Institutional Class Shares..... $1,000.00 $1,022.81    0.40%    $2.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          11/01/16  04/30/17    Ratio*   Period*
                                          --------- --------- ---------- --------
International Large Cap Growth Portfolio
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,112.40    0.30%    $1.57
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.31    0.30%    $1.51

International Small Cap Growth Portfolio
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,119.10    0.55%    $2.89
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.07    0.55%    $2.76

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Large Cap Growth Portfolio
              Consumer Discretionary.......................  20.7%
              Consumer Staples.............................  12.6%
              Energy.......................................   0.4%
              Financials...................................   2.3%
              Health Care..................................  15.3%
              Industrials..................................  18.3%
              Information Technology.......................  21.8%
              Materials....................................   5.7%
              Real Estate..................................   0.1%
              Telecommunication Services...................   2.8%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Growth Portfolio
              Consumer Discretionary.......................  22.6%
              Consumer Staples.............................   6.1%
              Energy.......................................   0.5%
              Financials...................................   7.8%
              Health Care..................................  10.9%
              Industrials..................................  24.6%
              Information Technology.......................  17.6%
              Materials....................................   7.6%
              Real Estate..................................   0.6%
              Telecommunication Services...................   1.4%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                   International Large Cap Growth Portfolio
              Consumer Discretionary.......................  19.0%
              Consumer Staples.............................  13.6%
              Energy.......................................   1.2%
              Financials...................................   6.8%
              Health Care..................................  13.8%
              Industrials..................................  20.8%
              Information Technology.......................   6.0%
              Materials....................................   7.6%
              Real Estate..................................   0.6%
              Telecommunication Services...................   8.3%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

                   International Small Cap Growth Portfolio
              Consumer Discretionary.......................  20.0%
              Consumer Staples.............................   8.7%
              Energy.......................................   1.9%
              Financials...................................   4.9%
              Health Care..................................   7.1%
              Industrials..................................  27.9%
              Information Technology.......................  15.1%
              Materials....................................   9.3%
              Real Estate..................................   1.3%
              Telecommunication Services...................   2.8%
              Utilities....................................   1.0%
                                                            -----
                                                            100.0%

                        U.S. LARGE CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2017
                                  (Unaudited)

                                                                       Percentage
                                      Shares          Value+         of Net Assets**
                                      ------          ------         ---------------
 COMMON STOCKS -- (94.8%)
 Consumer Discretionary -- (19.6%)
 *   Amazon.com, Inc...............     52,619    $    48,672,049               3.6%
     Home Depot, Inc. (The)........    233,437         36,439,516               2.7%
     Lowe's Cos., Inc..............    152,728         12,963,553               0.9%
     NIKE, Inc. Class B............    142,624          7,902,796               0.6%
     Starbucks Corp................    261,805         15,724,008               1.2%
     TJX Cos., Inc. (The)..........    110,320          8,675,565               0.6%
     Walt Disney Co. (The).........    168,155         19,438,718               1.4%
     Other Securities..............                   131,557,283               9.6%
                                                  ---------------             ------
 Total Consumer Discretionary......                   281,373,488              20.6%
                                                  ---------------             ------
 Consumer Staples -- (12.0%)
     Altria Group, Inc.............    330,223         23,703,407               1.7%
 #   Campbell Soup Co..............    108,369          6,235,552               0.5%
     Clorox Co. (The)..............     45,064          6,024,606               0.4%
     Coca-Cola Co. (The)...........    464,985         20,064,103               1.5%
     Costco Wholesale Corp.........     49,219          8,737,357               0.6%
     Dr Pepper Snapple Group, Inc..     65,729          6,024,063               0.4%
     PepsiCo, Inc..................    275,234         31,178,508               2.3%
     Procter & Gamble Co. (The)....    264,558         23,103,850               1.7%
     Other Securities..............                    47,202,164               3.5%
                                                  ---------------             ------
 Total Consumer Staples............                   172,273,610              12.6%
                                                  ---------------             ------
 Energy -- (0.4%)
     Other Securities..............                     5,114,128               0.4%
                                                  ---------------             ------
 Financials -- (2.1%)
     Marsh & McLennan Cos., Inc....     82,160          6,090,521               0.4%
     Other Securities..............                    24,772,559               1.9%
                                                  ---------------             ------
 Total Financials..................                    30,863,080               2.3%
                                                  ---------------             ------
 Health Care -- (14.5%)
     AbbVie, Inc...................    295,376         19,477,093               1.4%
     Amgen, Inc....................     78,509         12,822,090               0.9%
 *   Biogen, Inc...................     37,892         10,276,689               0.7%
     Bristol-Myers Squibb Co.......    184,287         10,329,286               0.8%
 *   Celgene Corp..................     89,574         11,111,655               0.8%
     Eli Lilly & Co................    109,084          8,951,433               0.7%
     Gilead Sciences, Inc..........    210,980         14,462,679               1.1%
     Johnson & Johnson.............    317,955         39,257,904               2.9%
     UnitedHealth Group, Inc.......    112,915         19,746,575               1.4%
     Other Securities..............                    61,403,273               4.5%
                                                  ---------------             ------
 Total Health Care.................                   207,838,677              15.2%
                                                  ---------------             ------
 Industrials -- (17.3%)
     3M Co.........................    111,165         21,769,442               1.6%
     Boeing Co. (The)..............    107,242         19,821,539               1.4%
     Emerson Electric Co...........    109,897          6,624,591               0.5%
     General Dynamics Corp.........     41,340          8,011,279               0.6%
     Honeywell International, Inc..    102,585         13,452,997               1.0%
     Illinois Tool Works, Inc......     47,030          6,494,373               0.5%
     Lockheed Martin Corp..........     46,161         12,438,081               0.9%
     Northrop Grumman Corp.........     31,079          7,644,191               0.6%
     Union Pacific Corp............    169,716         19,001,403               1.4%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                        Percentage
                                                                       Shares          Value+         of Net Assets**
                                                                       ------          ------         ---------------
Industrials -- (Continued)
      United Parcel Service, Inc. Class B...........................    123,358    $    13,256,051               1.0%
*     United Rentals, Inc...........................................     52,476          5,754,518               0.4%
      Other Securities..............................................                   114,270,712               8.3%
                                                                                   ---------------             ------
Total Industrials...................................................                   248,539,177              18.2%
                                                                                   ---------------             ------
Information Technology -- (20.7%)
      Accenture P.L.C. Class A......................................    109,812         13,320,196               1.0%
#     Alliance Data Systems Corp....................................     31,449          7,850,614               0.6%
      Apple, Inc....................................................    406,326         58,368,730               4.3%
      Automatic Data Processing, Inc................................     66,091          6,905,849               0.5%
      CDW Corp......................................................     96,150          5,681,503               0.4%
*     Fiserv, Inc...................................................     48,037          5,723,128               0.4%
      International Business Machines Corp..........................    171,124         27,429,466               2.0%
      Mastercard, Inc. Class A......................................    176,935         20,581,079               1.5%
      Microsoft Corp................................................    573,814         39,283,306               2.9%
      Texas Instruments, Inc........................................    172,379         13,648,969               1.0%
      Visa, Inc. Class A............................................    179,573         16,380,649               1.2%
      Other Securities..............................................                    82,105,028               6.0%
                                                                                   ---------------             ------
Total Information Technology........................................                   297,278,517              21.8%
                                                                                   ---------------             ------
Materials -- (5.4%)
      LyondellBasell Industries NV Class A..........................     80,165          6,794,785               0.5%
      Praxair, Inc..................................................     55,360          6,918,893               0.5%
      Other Securities..............................................                    63,547,836               4.7%
                                                                                   ---------------             ------
Total Materials.....................................................                    77,261,514               5.7%
                                                                                   ---------------             ------
Real Estate -- (0.1%)
      Other Securities..............................................                     1,037,810               0.1%
                                                                                   ---------------             ------
Telecommunication Services -- (2.7%)
      Verizon Communications, Inc...................................    795,409         36,517,227               2.7%
      Other Securities..............................................                     2,256,193               0.1%
                                                                                   ---------------             ------
Total Telecommunication Services....................................                    38,773,420               2.8%
                                                                                   ---------------             ------
TOTAL COMMON STOCKS.................................................                 1,360,353,421              99.7%
                                                                                   ---------------             ------
TOTAL INVESTMENT SECURITIES.........................................                 1,360,353,421
                                                                                   ---------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%.......................................................  3,487,031          3,487,031               0.3%
                                                                                   ---------------             ------

SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund................................  6,192,444         71,665,151               5.2%
                                                                                   ---------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,204,761,116)...........................................                 $ 1,435,505,603             105.2%
                                                                                   ===============             ======

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                    -------------------------------------------------
                                       Level 1       Level 2   Level 3     Total
                                    -------------- ----------- ------- --------------
Common Stocks
 Consumer Discretionary............ $  281,373,488          --   --    $  281,373,488
 Consumer Staples..................    172,273,610          --   --       172,273,610
 Energy............................      5,114,128          --   --         5,114,128
 Financials........................     30,863,080          --   --        30,863,080
 Health Care.......................    207,838,677          --   --       207,838,677
 Industrials.......................    248,539,177          --   --       248,539,177
 Information Technology............    297,278,517          --   --       297,278,517
 Materials.........................     77,261,514          --   --        77,261,514
 Real Estate.......................      1,037,810          --   --         1,037,810
 Telecommunication Services........     38,773,420          --   --        38,773,420
Temporary Cash Investments.........      3,487,031          --   --         3,487,031
Securities Lending Collateral......             -- $71,665,151   --        71,665,151
                                    -------------- -----------   --    --------------
TOTAL.............................. $1,363,840,452 $71,665,151   --    $1,435,505,603
                                    ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2017
                                  (Unaudited)

                                                                          Percentage
                                           Shares         Value+        of Net Assets**
                                           ------         ------        ---------------
COMMON STOCKS -- (85.4%)
Consumer Discretionary -- (19.3%)
    Bloomin' Brands, Inc................     74,966    $   1,626,013               0.4%
*   Buffalo Wild Wings, Inc.............     11,333        1,785,514               0.4%
    Cable One, Inc......................      2,465        1,680,785               0.4%
#   Cheesecake Factory, Inc. (The)......     25,084        1,609,389               0.4%
#   Children's Place, Inc. (The)........     17,021        1,954,011               0.5%
*   Dave & Buster's Entertainment, Inc..     31,334        2,005,689               0.5%
#*  Five Below, Inc.....................     45,756        2,247,535               0.5%
*   Grand Canyon Education, Inc.........     22,389        1,682,757               0.4%
#*  iRobot Corp.........................     23,395        1,865,517               0.4%
    LCI Industries......................     16,366        1,655,421               0.4%
    Tenneco, Inc........................     37,543        2,366,335               0.6%
    Thor Industries, Inc................     23,758        2,285,044               0.5%
    Tupperware Brands Corp..............     35,905        2,578,338               0.6%
*   Visteon Corp........................     17,539        1,805,640               0.4%
#   Wendy's Co. (The)...................    139,364        2,054,225               0.5%
    Other Securities....................                  65,034,895              15.6%
                                                       -------------             ------
Total Consumer Discretionary............                  94,237,108              22.5%
                                                       -------------             ------
Consumer Staples -- (5.2%)
#   B&G Foods, Inc......................     40,334        1,694,028               0.4%
    Energizer Holdings, Inc.............     27,901        1,652,576               0.4%
*   HRG Group, Inc......................     82,029        1,641,400               0.4%
#   National Beverage Corp..............     19,515        1,728,834               0.4%
    Other Securities....................                  18,516,550               4.4%
                                                       -------------             ------
Total Consumer Staples..................                  25,233,388               6.0%
                                                       -------------             ------
Energy -- (0.4%)
#*  Laredo Petroleum, Inc...............    140,216        1,803,178               0.4%
    Other Securities....................                     337,794               0.1%
                                                       -------------             ------
Total Energy............................                   2,140,972               0.5%
                                                       -------------             ------
Financials -- (6.7%)
    Evercore Partners, Inc. Class A.....     29,189        2,152,689               0.5%
    LPL Financial Holdings, Inc.........     41,781        1,756,473               0.4%
    Other Securities....................                  28,794,790               6.9%
                                                       -------------             ------
Total Financials........................                  32,703,952               7.8%
                                                       -------------             ------
Health Care -- (9.3%)
    Cantel Medical Corp.................     24,518        1,824,384               0.4%
*   Catalent, Inc.......................     64,790        1,897,051               0.5%
#   Chemed Corp.........................     10,083        2,030,515               0.5%
*   INC Research Holdings, Inc. Class A.     44,039        1,981,755               0.5%
*   Masimo Corp.........................     37,541        3,856,962               0.9%
*   PAREXEL International Corp..........     26,785        1,709,687               0.4%
    Other Securities....................                  32,279,712               7.7%
                                                       -------------             ------
Total Health Care.......................                  45,580,066              10.9%
                                                       -------------             ------
Industrials -- (21.0%)
    Brink's Co. (The)...................     32,135        1,973,089               0.5%
*   Clean Harbors, Inc..................     33,221        1,930,472               0.5%
#*  Dycom Industries, Inc...............     19,091        2,017,155               0.5%
#*  Hawaiian Holdings, Inc..............     43,590        2,366,937               0.6%
    Healthcare Services Group, Inc......     44,087        2,024,034               0.5%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                       Shares      Value+        of Net Assets**
                                                                       ------      ------        ---------------
Industrials -- (Continued)
      Knight Transportation, Inc....................................     53,512 $   1,835,462               0.4%
      Landstar System, Inc..........................................     25,587     2,186,409               0.5%
*     MasTec, Inc...................................................     41,429     1,829,090               0.4%
      Other Securities..............................................               86,436,022              20.6%
                                                                                -------------             ------
Total Industrials...................................................              102,598,670              24.5%
                                                                                -------------             ------
Information Technology -- (15.0%)
*     Advanced Energy Industries, Inc...............................     24,136     1,781,237               0.4%
#     Blackbaud, Inc................................................     27,883     2,242,072               0.5%
      Cabot Microelectronics Corp...................................     20,643     1,617,379               0.4%
#*    Ciena Corp....................................................     77,680     1,779,649               0.4%
*     Cirrus Logic, Inc.............................................     27,868     1,793,306               0.4%
*     Coherent, Inc.................................................      9,306     2,006,374               0.5%
*     CoreLogic, Inc................................................     37,773     1,614,418               0.4%
      InterDigital, Inc.............................................     20,174     1,813,643               0.4%
#*    Paycom Software, Inc..........................................     35,245     2,123,511               0.5%
      Pegasystems, Inc..............................................     44,651     2,033,853               0.5%
      Science Applications International Corp.......................     25,978     1,896,134               0.5%
      Other Securities..............................................               52,427,291              12.6%
                                                                                -------------             ------
Total Information Technology........................................               73,128,867              17.5%
                                                                                -------------             ------
Materials -- (6.5%)
      PolyOne Corp..................................................     42,981     1,685,285               0.4%
      Trinseo SA....................................................     27,499     1,825,934               0.4%
      Worthington Industries, Inc...................................     44,214     1,923,309               0.4%
      Other Securities..............................................               26,095,331               6.3%
                                                                                -------------             ------
Total Materials.....................................................               31,529,859               7.5%
                                                                                -------------             ------
Real Estate -- (0.5%)
      Other Securities..............................................                2,618,237               0.6%
                                                                                -------------             ------
Telecommunication Services -- (1.2%)
      Other Securities..............................................                5,632,523               1.4%
                                                                                -------------             ------
Utilities -- (0.3%)
      Other Securities..............................................                1,272,152               0.3%
                                                                                -------------             ------
TOTAL COMMON STOCKS.................................................              416,675,794              99.5%
                                                                                -------------             ------
TOTAL INVESTMENT SECURITIES.........................................              416,675,794
                                                                                -------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%.......................................................  1,006,135     1,006,135               0.2%
                                                                                -------------             ------

SECURITIES LENDING COLLATERAL -- (14.4%)
(S)@  DFA Short Term Investment Fund................................  6,076,509    70,323,438              16.8%
                                                                                -------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $411,431,338).............................................              $ 488,005,367             116.5%
                                                                                =============             ======

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
Common Stocks
 Consumer Discretionary.......... $ 94,237,108          --   --    $ 94,237,108
 Consumer Staples................   25,233,388          --   --      25,233,388
 Energy..........................    2,140,972          --   --       2,140,972
 Financials......................   32,703,952          --   --      32,703,952
 Health Care.....................   45,580,066          --   --      45,580,066
 Industrials.....................  102,598,670          --   --     102,598,670
 Information Technology..........   73,128,867          --   --      73,128,867
 Materials.......................   31,529,859          --   --      31,529,859
 Real Estate.....................    2,618,237          --   --       2,618,237
 Telecommunication Services......    5,632,523          --   --       5,632,523
 Utilities.......................    1,272,152          --   --       1,272,152
Temporary Cash Investments.......    1,006,135          --   --       1,006,135
Securities Lending Collateral....           -- $70,323,438   --      70,323,438
                                  ------------ -----------   --    ------------
TOTAL............................ $417,681,929 $70,323,438   --    $488,005,367
                                  ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2017
                                  (Unaudited)

                                                                               Percentage
                                                Shares         Value++       of Net Assets**
                                                ------         -------       ---------------
COMMON STOCKS -- (90.3%)
AUSTRALIA -- (6.0%)
    Amcor, Ltd...............................    112,269    $   1,320,090               0.5%
#   Commonwealth Bank of Australia...........     46,933        3,065,378               1.1%
    CSL, Ltd.................................     23,259        2,306,364               0.8%
    Other Securities.........................                  11,458,630               4.2%
                                                            -------------             ------
TOTAL AUSTRALIA..............................                  18,150,462               6.6%
                                                            -------------             ------

AUSTRIA -- (0.1%)
    Other Securities.........................                     294,032               0.1%
                                                            -------------             ------

BELGIUM -- (0.7%)
#   Anheuser-Busch InBev SA/NV...............     12,579        1,418,538               0.5%
    Other Securities.........................                     862,700               0.3%
                                                            -------------             ------
TOTAL BELGIUM................................                   2,281,238               0.8%
                                                            -------------             ------

CANADA -- (7.5%)
    Canadian National Railway Co.............     33,646        2,432,269               0.9%
    Royal Bank of Canada (780087102).........     18,522        1,268,387               0.5%
    Royal Bank of Canada (2754383)...........     22,390        1,533,126               0.6%
    Other Securities.........................                  17,549,965               6.3%
                                                            -------------             ------
TOTAL CANADA.................................                  22,783,747               8.3%
                                                            -------------             ------

DENMARK -- (1.1%)
    Novo Nordisk A.S. Class B................     59,074        2,300,156               0.8%
    Other Securities.........................                   1,142,310               0.4%
                                                            -------------             ------
TOTAL DENMARK................................                   3,442,466               1.2%
                                                            -------------             ------

FINLAND -- (0.7%)
    Other Securities.........................                   2,082,344               0.8%
                                                            -------------             ------

FRANCE -- (8.2%)
    Air Liquide SA...........................     13,871        1,671,264               0.6%
#   Airbus SE................................     20,353        1,646,407               0.6%
    Cie Generale des Etablissements Michelin.     19,047        2,491,368               0.9%
#   LVMH Moet Hennessy Louis Vuitton SE......      8,189        2,021,608               0.7%
    Valeo SA.................................     24,854        1,788,496               0.7%
#   Vinci SA.................................     16,564        1,411,891               0.5%
    Other Securities.........................                  13,715,849               5.0%
                                                            -------------             ------
TOTAL FRANCE.................................                  24,746,883               9.0%
                                                            -------------             ------

GERMANY -- (8.2%)
    BASF SE..................................     23,978        2,335,911               0.9%
#   Bayer AG.................................     29,869        3,695,783               1.3%
    Deutsche Post AG.........................     36,905        1,326,506               0.5%
    Deutsche Telekom AG......................    159,217        2,792,792               1.0%
    E.ON SE..................................    172,733        1,346,520               0.5%
    Siemens AG...............................     14,305        2,051,950               0.7%
    Other Securities.........................                  11,259,784               4.1%
                                                            -------------             ------
TOTAL GERMANY................................                  24,809,246               9.0%
                                                            -------------             ------

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                        Percentage
                                            Shares      Value++       of Net Assets**
                                            ------      -------       ---------------
HONG KONG -- (2.6%)
#   Hong Kong Exchanges & Clearing, Ltd..     57,799 $   1,421,511               0.5%
    Other Securities.....................                6,543,977               2.4%
                                                     -------------             ------
TOTAL HONG KONG..........................                7,965,488               2.9%
                                                     -------------             ------

IRELAND -- (0.4%)
    Other Securities.....................                1,166,288               0.4%
                                                     -------------             ------

ISRAEL -- (0.4%)
    Other Securities.....................                1,203,099               0.4%
                                                     -------------             ------

ITALY -- (2.0%)
    Other Securities.....................                6,093,646               2.2%
                                                     -------------             ------

JAPAN -- (20.2%)
    Japan Tobacco, Inc...................     44,300     1,474,115               0.5%
    KDDI Corp............................     98,300     2,606,331               0.9%
    NTT DOCOMO, Inc......................     55,900     1,352,616               0.5%
    Panasonic Corp.......................    118,200     1,413,464               0.5%
    Seven & I Holdings Co., Ltd..........     30,200     1,275,466               0.5%
    SoftBank Group Corp..................     49,540     3,757,741               1.3%
    Sony Corp............................     50,500     1,732,873               0.6%
    Other Securities.....................               47,423,721              17.3%
                                                     -------------             ------
TOTAL JAPAN..............................               61,036,327              22.1%
                                                     -------------             ------

NETHERLANDS -- (2.7%)
#   RELX NV..............................     71,813     1,387,696               0.5%
    Unilever NV..........................     55,092     2,878,006               1.0%
    Other Securities.....................                4,066,479               1.5%
                                                     -------------             ------
TOTAL NETHERLANDS........................                8,332,181               3.0%
                                                     -------------             ------

NEW ZEALAND -- (0.3%)
    Other Securities.....................                  848,490               0.3%
                                                     -------------             ------

NORWAY -- (0.6%)
    Other Securities.....................                1,845,623               0.7%
                                                     -------------             ------

SINGAPORE -- (0.9%)
    Other Securities.....................                2,886,361               1.0%
                                                     -------------             ------

SPAIN -- (2.8%)
    Amadeus IT Group SA..................     42,665     2,302,598               0.8%
    Telefonica SA........................    251,329     2,779,681               1.0%
    Other Securities.....................                3,317,545               1.2%
                                                     -------------             ------
TOTAL SPAIN..............................                8,399,824               3.0%
                                                     -------------             ------

SWEDEN -- (2.4%)
    Other Securities.....................                7,144,417               2.6%
                                                     -------------             ------

SWITZERLAND -- (7.6%)
*   Actelion, Ltd........................      5,892     1,668,413               0.6%
    Givaudan SA..........................        757     1,458,520               0.5%
    Nestle SA............................     31,825     2,451,176               0.9%
    Roche Holding AG.....................     30,767     8,050,625               2.9%
    Sika AG..............................        226     1,442,414               0.5%
*   Syngenta AG..........................      4,072     1,892,394               0.7%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                       Shares      Value++       of Net Assets**
                                                       ------      -------       ---------------
SWITZERLAND -- (Continued)
      Other Securities..............................            $   5,932,463               2.2%
                                                                -------------             ------
TOTAL SWITZERLAND...................................               22,896,005               8.3%
                                                                -------------             ------

UNITED KINGDOM -- (14.9%)
#     AstraZeneca P.L.C. Sponsored ADR..............     75,668     2,288,957               0.8%
      BAE Systems P.L.C.............................    288,037     2,339,428               0.8%
#     British American Tobacco P.L.C................     21,589     1,458,624               0.5%
#     British American Tobacco P.L.C. Sponsored ADR.     54,356     3,698,382               1.3%
      BT Group P.L.C................................    373,130     1,471,977               0.5%
      Centrica P.L.C................................    689,470     1,766,731               0.6%
      Diageo P.L.C. Sponsored ADR...................     14,028     1,647,308               0.6%
      Experian P.L.C................................     59,766     1,285,731               0.5%
#     GlaxoSmithKline P.L.C. Sponsored ADR..........    107,168     4,383,171               1.6%
      Imperial Brands P.L.C.........................     26,474     1,296,519               0.5%
      Rolls-Royce Holdings P.L.C....................    139,974     1,471,338               0.5%
      Unilever P.L.C. Sponsored ADR.................     35,654     1,830,476               0.7%
      Other Securities..............................               20,069,959               7.4%
                                                                -------------             ------
TOTAL UNITED KINGDOM................................               45,008,601              16.3%
                                                                -------------             ------
TOTAL COMMON STOCKS.................................              273,416,768              99.0%
                                                                -------------             ------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities..............................                  570,130               0.2%
                                                                -------------             ------
TOTAL PREFERRED STOCKS..............................                  570,130               0.2%
                                                                -------------             ------
TOTAL INVESTMENT SECURITIES.........................              273,986,898
                                                                -------------

                                                                   Value+
                                                                   ------
SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@  DFA Short Term Investment Fund................  2,471,163    28,598,768              10.4%
                                                                -------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $274,532,392).............................              $ 302,585,666             109.6%
                                                                =============             ======

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1     Level 2    Level 3    Total
                                  ----------- ------------ ------- ------------
Common Stocks
 Australia.......................          -- $ 18,150,462   --    $ 18,150,462
 Austria.........................          --      294,032   --         294,032
 Belgium.........................          --    2,281,238   --       2,281,238
 Canada.......................... $22,783,747           --   --      22,783,747
 Denmark.........................          --    3,442,466   --       3,442,466
 Finland.........................          --    2,082,344   --       2,082,344
 France..........................          --   24,746,883   --      24,746,883
 Germany.........................          --   24,809,246   --      24,809,246
 Hong Kong.......................          --    7,965,488   --       7,965,488
 Ireland.........................          --    1,166,288   --       1,166,288
 Israel..........................     178,809    1,024,290   --       1,203,099
 Italy...........................     218,381    5,875,265   --       6,093,646
 Japan...........................          --   61,036,327   --      61,036,327
 Netherlands.....................   2,878,006    5,454,175   --       8,332,181
 New Zealand.....................          --      848,490   --         848,490
 Norway..........................          --    1,845,623   --       1,845,623
 Singapore.......................          --    2,886,361   --       2,886,361
 Spain...........................          --    8,399,824   --       8,399,824
 Sweden..........................          --    7,144,417   --       7,144,417
 Switzerland.....................   1,748,045   21,147,960   --      22,896,005
 United Kingdom..................  14,626,072   30,382,529   --      45,008,601
Preferred Stocks
 Germany.........................          --      570,130   --         570,130
Securities Lending Collateral....          --   28,598,768   --      28,598,768
                                  ----------- ------------   --    ------------
TOTAL............................ $42,433,060 $260,152,606   --    $302,585,666
                                  =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2017
                                  (Unaudited)

                                                            Percentage
                                       Shares   Value++   of Net Assets**
                                       ------   -------   ---------------
      COMMON STOCKS -- (87.9%)
      AUSTRALIA -- (5.7%)
          Other Securities............        $ 8,774,215            6.4%
                                              -----------          ------

      AUSTRIA -- (1.0%)
          ANDRITZ AG.................. 11,716     647,393            0.5%
          Other Securities............            928,661            0.6%
                                              -----------          ------
      TOTAL AUSTRIA...................          1,576,054            1.1%
                                              -----------          ------

      BELGIUM -- (1.4%)
          bpost SA.................... 17,072     409,180            0.3%
          Other Securities............          1,787,527            1.3%
                                              -----------          ------
      TOTAL BELGIUM...................          2,196,707            1.6%
                                              -----------          ------

      CANADA -- (8.8%)
          Stantec, Inc................ 15,460     396,736            0.3%
          Toromont Industries, Ltd.... 12,004     427,028            0.3%
          Other Securities............         12,720,611            9.2%
                                              -----------          ------
      TOTAL CANADA....................         13,544,375            9.8%
                                              -----------          ------

      CHINA -- (0.1%)
          Other Securities............             90,108            0.1%
                                              -----------          ------

      DENMARK -- (2.0%)
      #   GN Store Nord A.S........... 23,180     602,519            0.4%
          SimCorp A.S.................  6,672     418,012            0.3%
      *   William Demant Holding A.S.. 17,995     411,864            0.3%
          Other Securities............          1,591,756            1.2%
                                              -----------          ------
      TOTAL DENMARK...................          3,024,151            2.2%
                                              -----------          ------

      FINLAND -- (2.6%)
          Elisa Oyj................... 16,557     563,053            0.4%
      #   Huhtamaki Oyj............... 10,672     413,673            0.3%
          Nokian Renkaat Oyj.......... 15,580     669,641            0.5%
          Orion Oyj Class B........... 14,096     807,835            0.6%
          Other Securities............          1,528,228            1.1%
                                              -----------          ------
      TOTAL FINLAND...................          3,982,430            2.9%
                                              -----------          ------

      FRANCE -- (4.6%)
          Faurecia....................  8,359     408,530            0.3%
          Ipsen SA....................  4,202     489,209            0.4%
          Teleperformance.............  7,151     899,230            0.7%
      *   Ubisoft Entertainment SA.... 12,800     606,366            0.4%
          Other Securities............          4,712,152            3.4%
                                              -----------          ------
      TOTAL FRANCE....................          7,115,487            5.2%
                                              -----------          ------

      GERMANY -- (5.1%)
      *   Dialog Semiconductor P.L.C..  9,177     429,401            0.3%
      #   Hugo Boss AG................  7,705     585,914            0.4%
          KION Group AG...............  6,683     452,742            0.3%
          MTU Aero Engines AG.........  6,697     960,576            0.7%
          Stada Arzneimittel AG.......  8,232     583,322            0.4%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                          Percentage
                                                    Shares    Value++   of Net Assets**
                                                    ------    -------   ---------------
GERMANY-- (Continued)
    Other Securities...............................         $ 4,829,940            3.6%
                                                            -----------          ------
TOTAL GERMANY......................................           7,841,895            5.7%
                                                            -----------          ------

HONG KONG -- (2.6%)
    Other Securities...............................           4,006,930            2.9%
                                                            -----------          ------

IRELAND -- (0.6%)
    Glanbia P.L.C..................................  29,000     566,781            0.4%
    Other Securities...............................             407,037            0.3%
                                                            -----------          ------
TOTAL IRELAND......................................             973,818            0.7%
                                                            -----------          ------

ISRAEL -- (0.7%)
    Other Securities...............................           1,012,990            0.7%
                                                            -----------          ------

ITALY -- (3.3%)
    Moncler SpA....................................  22,098     545,047            0.4%
    Prysmian SpA...................................  27,824     802,964            0.6%
    Recordati SpA..................................  13,988     518,399            0.4%
    Other Securities...............................           3,277,782            2.3%
                                                            -----------          ------
TOTAL ITALY........................................           5,144,192            3.7%
                                                            -----------          ------

JAPAN -- (21.4%)
    Other Securities...............................          32,937,771           24.0%
                                                            -----------          ------

NETHERLANDS -- (1.8%)
    Aalberts Industries NV.........................  15,887     629,943            0.4%
    Other Securities...............................           2,113,529            1.6%
                                                            -----------          ------
TOTAL NETHERLANDS..................................           2,743,472            2.0%
                                                            -----------          ------

NEW ZEALAND -- (0.6%)
    Other Securities...............................             847,233            0.6%
                                                            -----------          ------

NORWAY -- (0.9%)
    Other Securities...............................           1,318,666            1.0%
                                                            -----------          ------

PORTUGAL -- (0.2%)
    Other Securities...............................             372,939            0.3%
                                                            -----------          ------

SINGAPORE -- (1.1%)
    Other Securities...............................           1,743,311            1.3%
                                                            -----------          ------

SPAIN -- (2.0%)
    Bolsas y Mercados Espanoles SHMSF SA...........  13,290     475,598            0.3%
    Cellnex Telecom SA.............................  22,999     405,947            0.3%
#   Distribuidora Internacional de Alimentacion SA. 104,648     622,216            0.5%
    Mediaset Espana Comunicacion SA................  30,269     417,002            0.3%
    Other Securities...............................           1,124,597            0.8%
                                                            -----------          ------
TOTAL SPAIN........................................           3,045,360            2.2%
                                                            -----------          ------

SWEDEN -- (2.4%)
#   Intrum Justitia AB.............................  10,838     430,531            0.3%
    Other Securities...............................           3,323,027            2.4%
                                                            -----------          ------
TOTAL SWEDEN.......................................           3,753,558            2.7%
                                                            -----------          ------

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
 SWITZERLAND -- (4.0%)
        dormakaba Holding AG.............       463 $    396,708            0.3%
        Georg Fischer AG.................       572      539,377            0.4%
        Logitech International SA........    23,464      784,195            0.6%
        Temenos Group AG.................     8,866      767,404            0.5%
        Other Securities.................              3,637,148            2.7%
                                                    ------------          ------
 TOTAL SWITZERLAND.......................              6,124,832            4.5%
                                                    ------------          ------

 UNITED KINGDOM -- (15.0%)
        Booker Group P.L.C...............   244,737      614,846            0.5%
        DS Smith P.L.C...................    99,755      557,725            0.4%
        Electrocomponents P.L.C..........    69,354      466,144            0.3%
        G4S P.L.C........................   169,485      669,216            0.5%
        Halma P.L.C......................    52,695      718,679            0.5%
        Hays P.L.C.......................   208,149      461,902            0.3%
        Howden Joinery Group P.L.C.......    97,053      581,955            0.4%
        IG Group Holdings P.L.C..........    55,820      393,035            0.3%
        IMI P.L.C........................    41,553      688,190            0.5%
        Inmarsat P.L.C...................    56,661      599,240            0.4%
        Rentokil Initial P.L.C...........   281,817      908,602            0.7%
        Rightmove P.L.C..................    13,622      738,534            0.5%
        Rotork P.L.C.....................   130,249      414,921            0.3%
        Spirax-Sarco Engineering P.L.C...    11,041      743,431            0.5%
        Tate & Lyle P.L.C................    63,855      626,209            0.5%
        Other Securities.................             13,821,870           10.1%
                                                    ------------          ------
 TOTAL UNITED KINGDOM....................             23,004,499           16.7%
                                                    ------------          ------
 TOTAL COMMON STOCKS.....................            135,174,993           98.3%
                                                    ------------          ------

 PREFERRED STOCKS -- (0.7%)
 GERMANY -- (0.7%)
        Fuchs Petrolub SE................     8,841      456,012            0.3%
        Other Securities.................                621,358            0.5%
                                                    ------------          ------
 TOTAL GERMANY...........................              1,077,370            0.8%
                                                    ------------          ------

 UNITED KINGDOM -- (0.0%)
        Other Securities.................                    592            0.0%
                                                    ------------          ------
 TOTAL PREFERRED STOCKS..................              1,077,962            0.8%
                                                    ------------          ------
 TOTAL INVESTMENT SECURITIES.............            136,252,955
                                                    ------------

                                                      Value+
                                             -        ------            -
 SECURITIES LENDING COLLATERAL -- (11.4%)
 (S)@   DFA Short Term Investment Fund... 1,512,297   17,501,818           12.7%
                                                    ------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $133,304,727).................             $153,754,773          111.8%
                                                    ============          ======

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1       Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia...................          -- $  8,774,215   --    $  8,774,215
    Austria.....................          --    1,576,054   --       1,576,054
    Belgium.....................          --    2,196,707   --       2,196,707
    Canada...................... $13,544,375           --   --      13,544,375
    China.......................          --       90,108   --          90,108
    Denmark.....................          --    3,024,151   --       3,024,151
    Finland.....................          --    3,982,430   --       3,982,430
    France......................          --    7,115,487   --       7,115,487
    Germany.....................          --    7,841,895   --       7,841,895
    Hong Kong...................          --    4,006,930   --       4,006,930
    Ireland.....................          --      973,818   --         973,818
    Israel......................          --    1,012,990   --       1,012,990
    Italy.......................          --    5,144,192   --       5,144,192
    Japan.......................          --   32,937,771   --      32,937,771
    Netherlands.................          --    2,743,472   --       2,743,472
    New Zealand.................          --      847,233   --         847,233
    Norway......................          --    1,318,666   --       1,318,666
    Portugal....................          --      372,939   --         372,939
    Singapore...................          --    1,743,311   --       1,743,311
    Spain.......................          --    3,045,360   --       3,045,360
    Sweden......................          --    3,753,558   --       3,753,558
    Switzerland.................          --    6,124,832   --       6,124,832
    United Kingdom..............          --   23,004,499   --      23,004,499
  Preferred Stocks
    Germany.....................          --    1,077,370   --       1,077,370
    United Kingdom..............          --          592   --             592
  Securities Lending Collateral.          --   17,501,818   --      17,501,818
                                 ----------- ------------   --    ------------
  TOTAL......................... $13,544,375 $140,210,398   --    $153,754,773
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                         International  International
                                                          U.S. Large Cap U.S. Small Cap    Large Cap      Small Cap
                                                              Growth         Growth         Growth         Growth
                                                            Portfolio*     Portfolio*     Portfolio*     Portfolio*
                                                          -------------- -------------- --------------  --------------
ASSETS:
Investments at Value (including $102,190, $74,880,
 $31,265 and $17,128 of securities on loan,
 respectively)........................................... $    1,360,353 $      416,676 $      273,987  $      136,253
Temporary Cash Investments at Value & Cost...............          3,487          1,006             --              --
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $71,648, $70,311,
 $28,597 and $17,499)....................................         71,665         70,323         28,599          17,502
Foreign Currencies at Value..............................             --             --            537             592
Cash.....................................................             --             --            379              --
Receivables:
  Investment Securities Sold.............................          3,436          1,030             --             757
  Dividends, Interest and Tax Reclaims...................          1,677             81          1,114             526
  Securities Lending Income..............................             21             34             31              36
  Fund Shares Sold.......................................          1,636          2,191            202             144
Prepaid Expenses and Other Assets........................             56             49             42              38
                                                          -------------- -------------- --------------  --------------
     Total Assets........................................      1,442,331        491,390        304,891         155,848
                                                          -------------- -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................         71,634         70,307         28,596          17,499
  Investment Securities Purchased........................          5,270          1,473             13             642
  Fund Shares Redeemed...................................            381            628             14              24
  Due to Advisor.........................................            192            109             49              45
  Line of Credit.........................................             --             --             --             119
Unrealized Loss on Foreign Currency Contracts............             --             --             --               2
Accrued Expenses and Other Liabilities...................             62             25             33              36
                                                          -------------- -------------- --------------  --------------
     Total Liabilities...................................         77,539         72,542         28,705          18,367
                                                          -------------- -------------- --------------  --------------
NET ASSETS............................................... $    1,364,792 $      418,848 $      276,186  $      137,481
                                                          ============== ============== ==============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $1,364,792; $418,848; $276,186 and $137,481
 and shares outstanding of 81,406,378; 24,475,669;
 23,233,657 and 9,770,292, respectively.................. $        16.77 $        17.11 $        11.89  $        14.07
                                                          ============== ============== ==============  ==============
Investments at Cost...................................... $    1,129,626 $      340,115 $      245,936  $      115,806
                                                          ============== ============== ==============  ==============
Foreign Currencies at Cost............................... $           -- $           -- $          538  $          596
                                                          ============== ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $    1,125,848 $      334,778 $      265,706  $      115,593
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................          1,689            136          1,308             738
Accumulated Net Realized Gain (Loss).....................          6,511          7,361        (18,881)            703
Net Unrealized Foreign Exchange Gain (Loss)..............             --             --              1               1
Net Unrealized Appreciation (Depreciation)...............        230,744         76,573         28,052          20,446
                                                          -------------- -------------- --------------  --------------
NET ASSETS............................................... $    1,364,792 $      418,848 $      276,186  $      137,481
                                                          ============== ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED..............................  1,000,000,000  1,000,000,000  1,000,000,000   1,000,000,000
                                                          ============== ============== ==============  ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                       International International
                                                                 U.S. Large U.S. Small   Large Cap     Small Cap
                                                                 Cap Growth Cap Growth    Growth        Growth
                                                                 Portfolio  Portfolio    Portfolio     Portfolio
                                                                 ---------- ---------- ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $2, $0, $297 and
   $134, respectively)#.........................................  $ 12,530   $ 2,386      $ 3,063       $ 1,456
  Income from Securities Lending................................       178       143          103           149
                                                                  --------   -------      -------       -------
     Total Investment Income....................................    12,708     2,529        3,166         1,605
                                                                  --------   -------      -------       -------
Fund Expenses
  Investment Management Fees....................................     1,059       650          297           306
  Accounting & Transfer Agent Fees..............................        38        12           14            10
  Custodian Fees................................................         8         6           23            40
  Filing Fees...................................................        37        22           20            17
  Shareholders' Reports.........................................        18         7            6             4
  Directors'/Trustees' Fees & Expenses..........................         6         2            1             1
  Professional Fees.............................................         9         3            2             2
  Other.........................................................        15         7           11             7
                                                                  --------   -------      -------       -------
     Total Expenses.............................................     1,190       709          374           387
                                                                  --------   -------      -------       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)....................        55        25          (18)          (51)
  Fees Paid Indirectly (Note C).................................        --        --           (7)           (1)
                                                                  --------   -------      -------       -------
  Net Expenses..................................................     1,245       734          349           335
                                                                  --------   -------      -------       -------
  Net Investment Income (Loss)..................................    11,463     1,795        2,817         1,270
                                                                  --------   -------      -------       -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**................................    10,882     7,373       (2,229)          717
    Futures.....................................................        --       (12)          23            --
    Foreign Currency Transactions...............................        --        --          (85)          (12)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................   132,602    49,504       26,118        12,593
    Translation of Foreign Currency Denominated Amounts.........        --        --           17             9
                                                                  --------   -------      -------       -------
  Net Realized and Unrealized Gain (Loss).......................   143,484    56,865       23,844        13,307
                                                                  --------   -------      -------       -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................  $154,947   $58,660      $26,661       $14,577
                                                                  ========   =======      =======       =======

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          U.S. Large Cap Growth  U.S. Small Cap Growth  International Large Cap
                                                Portfolio              Portfolio          Growth Portfolio
                                         ----------------------  ---------------------  ----------------------
                                         Six Months     Year     Six Months     Year    Six Months     Year
                                            Ended      Ended        Ended      Ended       Ended      Ended
                                          April 30,   Oct. 31,    April 30,   Oct. 31,   April 30,   Oct. 31,
                                            2017        2016        2017        2016       2017        2016
                                         ----------- ----------  ----------- ---------  -----------  --------
                                         (Unaudited)             (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $   11,463  $   16,830   $  1,795   $   2,515   $  2,817    $  4,997
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........     10,882      (4,281)     7,373       2,303     (2,229)     (5,598)
   Futures..............................         --         (81)       (12)       (330)        23         239
   Foreign Currency Transactions........         --          --         --          --        (85)          4
   Forward Currency Contracts...........         --          --         --          --         --          (1)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................    132,602      17,925     49,504      (4,519)    26,118      (1,805)
   Translation of Foreign Currency
    Denominated Amounts.................         --          --         --          --         17         (14)
                                         ----------  ----------   --------   ---------   --------    --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    154,947      30,393     58,660         (31)    26,661      (2,178)
                                         ----------  ----------   --------   ---------   --------    --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........    (11,286)    (16,719)    (1,675)     (2,486)    (1,994)     (4,712)
  Net Short-Term Gains:
   Institutional Class Shares...........         --          --         --        (117)        --          --
  Net Long-Term Gains:
   Institutional Class Shares...........         --      (3,863)    (1,839)     (1,669)        --          --
                                         ----------  ----------   --------   ---------   --------    --------
    Total Distributions.................    (11,286)    (20,582)    (3,514)     (4,272)    (1,994)     (4,712)
                                         ----------  ----------   --------   ---------   --------    --------
Capital Share Transactions (1):
  Shares Issued.........................    225,386     475,731     83,028     175,891     60,778     124,823
  Shares Issued in Lieu of Cash
   Distributions........................     11,182      20,411      3,485       4,230      1,972       4,565
  Shares Redeemed.......................   (118,017)   (140,910)   (41,835)   (108,609)   (37,117)    (64,741)
                                         ----------  ----------   --------   ---------   --------    --------
    Net Increase (Decrease) from
     Capital Share Transactions.........    118,551     355,232     44,678      71,512     25,633      64,647
                                         ----------  ----------   --------   ---------   --------    --------
    Total Increase (Decrease) in Net
     Assets.............................    262,212     365,043     99,824      67,209     50,300      57,757
Net Assets
  Beginning of Period...................  1,102,580     737,537    319,024     251,815    225,886     168,129
                                         ----------  ----------   --------   ---------   --------    --------
  End of Period......................... $1,364,792  $1,102,580   $418,848   $ 319,024   $276,186    $225,886
                                         ==========  ==========   ========   =========   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued.........................     14,093      32,435      5,044      12,300      5,549      11,570
  Shares Issued in Lieu of Cash
   Distributions........................        693       1,380        211         292        178         421
  Shares Redeemed.......................     (7,329)     (9,629)    (2,543)     (7,914)    (3,445)     (6,067)
                                         ----------  ----------   --------   ---------   --------    --------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................      7,457      24,186      2,712       4,678      2,282       5,924
                                         ==========  ==========   ========   =========   ========    ========
Undistributed Net Investment
 Income (Distributions in Excess of
 Net Investment Income)................. $    1,689  $    1,512   $    136   $      16   $  1,308    $    485

                                         International Small Cap
                                           Growth Portfolio
                                         ----------------------
                                         Six Months     Year
                                            Ended      Ended
                                          April 30,   Oct. 31,
                                            2017        2016
                                         -----------  --------
                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..........  $  1,270    $  2,174
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........       717         232
   Futures..............................        --          --
   Foreign Currency Transactions........       (12)         42
   Forward Currency Contracts...........        --          (2)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................    12,593       3,240
   Translation of Foreign Currency
    Denominated Amounts.................         9          (8)
                                          --------    --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    14,577       5,678
                                          --------    --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........      (871)     (2,089)
  Net Short-Term Gains:
   Institutional Class Shares...........        --          --
  Net Long-Term Gains:
   Institutional Class Shares...........      (222)     (1,165)
                                          --------    --------
    Total Distributions.................    (1,093)     (3,254)
                                          --------    --------
Capital Share Transactions (1):
  Shares Issued.........................    16,774      37,416
  Shares Issued in Lieu of Cash
   Distributions........................     1,084       3,232
  Shares Redeemed.......................   (12,558)    (16,841)
                                          --------    --------
    Net Increase (Decrease) from
     Capital Share Transactions.........     5,300      23,807
                                          --------    --------
    Total Increase (Decrease) in Net
     Assets.............................    18,784      26,231
Net Assets
  Beginning of Period...................   118,697      92,466
                                          --------    --------
  End of Period.........................  $137,481    $118,697
                                          ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued.........................     1,308       3,034
  Shares Issued in Lieu of Cash
   Distributions........................        87         262
  Shares Redeemed.......................      (979)     (1,370)
                                          --------    --------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................       416       1,926
                                          ========    ========
Undistributed Net Investment
 Income (Distributions in Excess of
 Net Investment Income).................  $    738    $    339

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                   --------------


                                                                    Six Months
                                                                       Ended
                                                                     April 30,
                                                                       2017
----------------------------------------------------------------------------------
                                                                    (Unaudited)
Net Asset Value, Beginning of Period.............................. $    14.91
                                                                   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................       0.15
  Net Gains (Losses) on Securities (Realized and Unrealized)......       1.85
                                                                   ----------
   Total from Investment Operations...............................       2.00
----------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................      (0.14)
  Net Realized Gains..............................................         --
                                                                   ----------
   Total Distributions............................................      (0.14)
----------------------------------------------------------------------------------
Net Asset Value, End of Period.................................... $    16.77
================================================================== ===========
Total Return......................................................      13.48%(C)
----------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................. $1,364,792
Ratio of Expenses to Average Net Assets...........................       0.20%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor)............................................       0.19%(D)
Ratio of Net Investment Income to Average Net Assets..............       1.84%(D)
Portfolio Turnover Rate...........................................          7%(C)
----------------------------------------------------------------------------------

                                                                     U.S. Large Cap Growth Portfolio
                                                                   ------------------------------------------

                                                                                                       Period
                                                                      Year       Year      Year       Dec. 20,
                                                                     Ended      Ended     Ended      2012(a) to
                                                                    Oct. 31,   Oct. 31,  Oct. 31,     Oct. 31,
                                                                      2016       2015      2014         2013
--------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.............................. $    14.82  $  14.31  $  12.56   $  10.00
                                                                   ----------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................       0.27      0.26      0.23       0.16
  Net Gains (Losses) on Securities (Realized and Unrealized)......       0.17      0.56      1.73       2.49
                                                                   ----------  --------  --------   --------
   Total from Investment Operations...............................       0.44      0.82      1.96       2.65
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................      (0.27)    (0.24)    (0.21)     (0.09)
  Net Realized Gains..............................................      (0.08)    (0.07)       --         --
                                                                   ----------  --------  --------   --------
   Total Distributions............................................      (0.35)    (0.31)    (0.21)     (0.09)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................................... $    14.91  $  14.82  $  14.31   $  12.56
================================================================== ==========  ========  ========  ==========
Total Return......................................................       3.00%     5.79%    15.70%     26.58%(C)
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................. $1,102,580  $737,537  $508,736   $223,904
Ratio of Expenses to Average Net Assets...........................       0.20%     0.20%     0.20%      0.20%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor)............................................       0.20%     0.20%     0.22%      0.28%(B)(D)
Ratio of Net Investment Income to Average Net Assets..............       1.86%     1.77%     1.69%      1.59%(D)
Portfolio Turnover Rate...........................................         14%       15%        8%        10%(C)
--------------------------------------------------------------------------------------------------------------------

                                                                                 U.S. Small Cap Growth Portfolio
                                                                   ----------------------------------------------------
                                                                                                                   Period
                                                                                                                  Dec. 20,
                                                                   Six Months      Year      Year      Year       2012(a)
                                                                      Ended       Ended     Ended     Ended          to
                                                                    April 30,    Oct. 31,  Oct. 31,  Oct. 31,     Oct. 31,
                                                                      2017         2016      2015      2014         2013
------------------------------------------------------------------------------------------------------------------------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period..............................  $  14.66     $  14.74  $  14.30  $  13.47  $  10.00
                                                                    --------     --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................      0.08         0.14      0.10      0.09      0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)......      2.53         0.02      0.51      0.93      3.44
                                                                    --------     --------  --------  --------  --------
   Total from Investment Operations...............................      2.61         0.16      0.61      1.02      3.51
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................     (0.07)       (0.14)    (0.10)    (0.09)    (0.04)
  Net Realized Gains..............................................     (0.09)       (0.10)    (0.07)    (0.10)       --
                                                                    --------     --------  --------  --------  --------
   Total Distributions............................................     (0.16)       (0.24)    (0.17)    (0.19)    (0.04)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................................  $  17.11     $  14.66  $  14.74  $  14.30  $  13.47
================================================================== ===========   ========  ========  ========  ========
Total Return......................................................     17.84%(C)     1.12%     4.31%     7.64%    35.17%(C)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................  $418,848     $319,024  $251,815  $181,619  $121,634
Ratio of Expenses to Average Net Assets...........................      0.40%(D)     0.40%     0.40%     0.40%     0.40%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor)............................................      0.38%(D)     0.39%     0.40%     0.41%     0.49%(B)(D)
Ratio of Net Investment Income to Average Net Assets..............      0.97%(D)     0.95%     0.70%     0.66%     0.71%(D)
Portfolio Turnover Rate...........................................        16%(C)       47%       16%       19%       25%(C)
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                             International Large Cap Growth Portfolio
                                                                   -----------------------------------------------------
                                                                                                                     Period
                                                                                                                    Dec. 20,
                                                                   Six Months       Year       Year      Year       2012(a)
                                                                      Ended        Ended      Ended     Ended          to
                                                                    April 30,     Oct. 31,   Oct. 31,  Oct. 31,     Oct. 31,
                                                                      2017          2016       2015      2014         2013
--------------------------------------------------------------------------------------------------------------------------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period..............................  $  10.78     $  11.19   $  11.68   $  11.81  $ 10.00
                                                                    --------     --------   --------   --------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................      0.13         0.27       0.28       0.31     0.24
  Net Gains (Losses) on Securities (Realized and Unrealized)......      1.07        (0.43)     (0.43)     (0.16)    1.74
                                                                    --------     --------   --------   --------  -------
   Total from Investment Operations...............................      1.20        (0.16)     (0.15)      0.15     1.98
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................     (0.09)       (0.25)     (0.27)     (0.28)   (0.17)
  Net Realized Gains..............................................        --           --      (0.07)        --       --
                                                                    --------     --------   --------   --------  -------
   Total Distributions............................................     (0.09)       (0.25)     (0.34)     (0.28)   (0.17)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................................  $  11.89     $  10.78   $  11.19   $  11.68  $ 11.81
================================================================== ===========   ========   ========   ========  ========
Total Return......................................................     11.24%(C)    (1.43)%    (1.29)%     1.21%   19.98%(C)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................  $276,186     $225,886   $168,129   $141,264  $46,708
Ratio of Expenses to Average Net Assets...........................      0.30%(D)     0.30%      0.30%      0.30%    0.30%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly)...................      0.32%(D)     0.33%      0.34%      0.37%    0.65%(B)(D)
Ratio of Net Investment Income to Average Net Assets..............      2.37%(D)     2.47%      2.45%      2.59%    2.60%(D)
Portfolio Turnover Rate...........................................        12%(C)       20%        37%        20%       3%(C)
--------------------------------------------------------------------------------------------------------------------------------

                                                                           International Small Cap Growth Portfolio
                                                                   --------------------------------------------------
                                                                                                                  Period
                                                                                                                 Dec. 20,
                                                                   Six Months      Year      Year     Year       2012(a)
                                                                      Ended       Ended     Ended    Ended          to
                                                                    April 30,    Oct. 31,  Oct. 31, Oct. 31,     Oct. 31,
                                                                      2017         2016      2015     2014         2013
----------------------------------------------------------------------------------------------------------------------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period..............................  $  12.69     $  12.45  $ 11.98  $ 12.22   $ 10.00
                                                                    --------     --------  -------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................      0.13         0.25     0.28     0.25      0.24
  Net Gains (Losses) on Securities (Realized and Unrealized)......      1.36         0.38     0.55    (0.26)     2.13
                                                                    --------     --------  -------  -------   -------
   Total from Investment Operations...............................      1.49         0.63     0.83    (0.01)     2.37
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................     (0.09)       (0.24)   (0.25)   (0.23)    (0.15)
  Net Realized Gains..............................................     (0.02)       (0.15)   (0.11)      --        --
                                                                    --------     --------  -------  -------   -------
   Total Distributions............................................     (0.11)       (0.39)   (0.36)   (0.23)    (0.15)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................................  $  14.07     $  12.69  $ 12.45  $ 11.98   $ 12.22
================================================================== ===========   ========  ======== ========  ========
Total Return......................................................     11.91%(C)     5.21%    7.09%   (0.18)%   23.83%(C)
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................  $137,481     $118,697  $92,466  $65,678   $44,274
Ratio of Expenses to Average Net Assets...........................      0.55%(D)     0.55%    0.55%    0.55%     0.55%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly)...................      0.63%(D)     0.65%    0.67%    0.72%     1.00%(B)(D)
Ratio of Net Investment Income to Average Net Assets..............      2.08%(D)     2.04%    2.24%    2.00%     2.50%(D)
Portfolio Turnover Rate...........................................        14%(C)       29%      30%      29%        7%(C)
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers ninety-six operational portfolios, four of which, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the "Portfolios"), are included in this report. The remaining ninety-two portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio (the "Domestic Equity Portfolios") and International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

   For the six months ended April 30, 2017, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

            U.S. Large Cap Growth Portfolio................... 0.17%
            U.S. Small Cap Growth Portfolio................... 0.35%
            International Large Cap Growth Portfolio.......... 0.25%
            International Small Cap Growth Portfolio.......... 0.50%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement") for the Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series") and its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below as a percentage of a class of the respective Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the Expense Limitation

Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount identified below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

   For the six months ended April 30, 2017, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2017, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                               Net Waived
                                                                             Previously       Fees/Expenses
                                                              Recovery      Waived Fees/         Assumed
                                                            of Previously     Expenses         (Recovered
                                                            Waived Fees/       Assumed      Previously Waived
                                               Expense        Expenses    Subject to Future   Fees/Expenses
Institutional Class Shares                Limitation Amount    Assumed        Recovery          Assumed)
--------------------------                ----------------- ------------- ----------------- -----------------
U.S. Large Cap Growth Portfolio..........       0.20%            $62            $ 70              $(55)
U.S. Small Cap Growth Portfolio..........       0.40%             26              --               (25)
International Large Cap Growth Portfolio.       0.30%              3             180                18
International Small Cap Growth Portfolio.       0.55%             --             305                51

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2017, expenses reduced were as follows (amounts in thousands):

                                                            Fees Paid
                                                            Indirectly
         -                                                  ----------
         International Large Cap Growth Portfolio..........     $7
         International Small Cap Growth Portfolio..........      1

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid by the Fund to the CCO were $150 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

             U.S. Large Cap Growth Portfolio................... $9
             U.S. Small Cap Growth Portfolio...................  3
             International Large Cap Growth Portfolio..........  2
             International Small Cap Growth Portfolio..........  1

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2017, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
                                                      --------- -------
        U.S. Large Cap Growth Portfolio.............. $213,244  $90,901
        U.S. Small Cap Growth Portfolio..............  107,981   60,100
        International Large Cap Growth Portfolio.....   54,077   28,770
        International Small Cap Growth Portfolio.....   22,433   17,215

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains/losses, and tax-equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                             Increase       Increase
                                                            (Decrease)     (Decrease)
                                             Increase     Undistributed   Accumulated
                                            (Decrease)    Net Investment  Net Realized
                                          Paid-In Capital     Income     Gains (Losses)
                                          --------------- -------------- --------------
U.S. Large Cap Growth Portfolio..........      $214           $(214)            --
U.S. Small Cap Growth Portfolio..........       293            (164)         $(129)
International Large Cap Growth Portfolio.       207            (204)            (3)
International Small Cap Growth Portfolio.        62             (10)           (52)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                           Net Investment
                                             Income and
                                             Short-Term     Long-Term
                                           Capital Gains  Capital Gains  Total
                                           -------------- ------------- -------
 U.S. Large Cap Growth Portfolio
 2015.....................................    $10,731        $1,926     $12,657
 2016.....................................     16,719         3,863      20,582
 U.S. Small Cap Growth Portfolio
 2015.....................................      1,450           915       2,365
 2016.....................................      2,602         1,669       4,271
 International Large Cap Growth Portfolio
 2015.....................................      4,575           332       4,907
 2016.....................................      4,712            --       4,712
 International Small Cap Growth Portfolio
 2015.....................................      1,684           598       2,282
 2016.....................................      2,089         1,165       3,254

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                           Net Investment
                                             Income and
                                             Short-Term     Long-Term
                                           Capital Gains  Capital Gains Total
                                           -------------- ------------- -----
 U.S. Large Cap Growth Portfolio..........     $(214)            --     $(214)
 U.S. Small Cap Growth Portfolio..........      (164)         $(128)     (292)
 International Large Cap Growth Portfolio.      (207)            --      (207)
 International Small Cap Growth Portfolio.       (56)            (6)      (62)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                 Undistributed                                               Total Net
                                 Net Investment                                            Distributable
                                   Income and   Undistributed                 Unrealized     Earnings
                                   Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                 Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                 -------------- ------------- ------------- -------------- -------------
U.S. Large Cap Growth Portfolio.     $1,517            --       $ (4,369)      $98,140       $ 95,288
U.S. Small Cap Growth Portfolio.         18        $1,839             --        27,069         28,926
International Large Cap Growth
  Portfolio.....................        485            --        (16,456)        1,784        (14,187)
International Small Cap Growth
  Portfolio.....................        401           222             --         7,782          8,405

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                    Unlimited  Total
                                                    --------- -------
          U.S. Large Cap Growth Portfolio..........  $ 4,369  $ 4,369
          U.S. Small Cap Growth Portfolio..........       --       --
          International Large Cap Growth Portfolio.   16,456   16,456
          International Small Cap Growth Portfolio.       --       --

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               Net Unrealized
                                           Federal    Unrealized   Unrealized   Appreciation
                                           Tax Cost  Appreciation Depreciation (Depreciation)
                                          ---------- ------------ ------------ --------------
U.S. Large Cap Growth Portfolio.......... $1,204,764   $256,671     $(25,930)     $230,741
U.S. Small Cap Growth Portfolio..........    411,431     87,063      (10,489)       76,574
International Large Cap Growth Portfolio.    274,667     37,961      (10,043)       27,918
International Small Cap Growth Portfolio.    133,367     26,423       (6,034)       20,389

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior fiscal period remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the International Equity Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Futures Contracts: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   3. Forward Currency Contracts: The International Equity Portfolios may acquire and sell forward foreign currency exchange contracts in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The International Equity Portfolios may enter into a forward contract in connection with the purchase or sale of foreign equity securities, typically to "lock in" the value of the transaction with respect to a different currency. In addition, the International Equity Portfolios may, from time to time, enter into a forward contract to transfer balances from one currency to another currency. The decision to hedge an International Equity Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the International Equity Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the International Equity Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2017 (amounts in thousands):

                                                         Futures
                                                         -------
               U.S. Small Cap Growth Portfolio.......... $1,801
               International Large Cap Growth Portfolio.    168

   The following is a summary of the location of derivative instrument holdings on the Portfolios' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2017:

           Derivative Type   Location of Gain (Loss) on Derivatives
           ---------------   --------------------------------------
           Equity contracts  Net Realized Gain (Loss) on: Futures

   The following is a summary of the realized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2017 (amounts in thousands):

                                                      Realized Gain (Loss) on
                                                        Derivatives
                                                      ----------------------
                                                                 Equity
                                                      Total     Contracts
                                                      -----     ---------
           U.S. Small Cap Growth Portfolio*.......... $(12)       $(12)
           International Large Cap Growth Portfolio*.   23          23

* As of April 30, 2017, there were no futures contracts outstanding. During the six months ended April 30, 2017, the Portfolios had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the six months ended April 30, 2017, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                       Weighted      Weighted    Number of   Interest Maximum Amount
                                        Average      Average        Days     Expense  Borrowed During
                                     Interest Rate Loan Balance Outstanding* Incurred   The Period
                                     ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Growth Portfolio.....     1.41%        $3,179          3         --        $ 8,476
U.S. Small Cap Growth Portfolio.....     1.34%         4,191          7        $ 1          6,023
International Large Cap Growth
  Portfolio.........................     1.16%         6,274          9          2         10,471
International Small Cap Growth
  Portfolio.........................     1.47%           312         24         --          1,942

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2017, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2017.

I. Affiliated Trades:

   Cross trades for the six months ended April 30, 2017, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2017, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

 Portfolio                              Purchases  Sales  Realized Gain (Loss)
 ---------                              --------- ------- --------------------
 U.S. Large Cap Growth Portfolio.......  $43,124  $27,713        $2,249
 U.S. Small Cap Growth Portfolio.......   29,082   19,775          (306)
 International Large Cap Growth
   Portfolio...........................    8,063    2,416          (550)
 International Small Cap Growth
   Portfolio...........................    2,744    2,474           (41)

J. Securities Lending:

   As of April 30, 2017, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral consisting of short-and/or long-term U.S. government securities as follows (amounts in thousands):

                                                         Market
                                                         Value
                                                         -------
               U.S. Large Cap Growth Portfolio.......... $33,943
               U.S. Small Cap Growth Portfolio..........   7,368
               International Large Cap Growth Portfolio.   5,036
               International Small Cap Growth Portfolio.     636

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                                              Remaining Contractual Maturity of the Agreements
                                                            As of April 30, 2017
                                          --------------------------------------------------------
                                          Overnight and            Between
                                           Continuous   <30 days 30 & 90 days >90 days    Total
                                          ------------- -------- ------------ -------- -----------
Securities Lending Transactions
U.S. Large Cap Growth Portfolio
Common Stocks............................  $71,665,151     --         --         --    $71,665,151
U.S. Small Cap Growth Portfolio
Common Stocks............................   70,323,438     --         --         --     70,323,438
International Large Cap Growth Portfolio
Common Stocks, Preferred Stocks..........   28,598,768     --         --         --     28,598,768
International Small Cap Growth Portfolio
Common Stocks, Preferred Stocks..........   17,501,818     --         --         --     17,501,818

K. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Other:

   At April 30, 2017, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                            Approximate
                                                           Percentage of
                                               Number of    Outstanding
                                              Shareholders    Shares
                                              ------------ -------------
       U.S. Large Cap Growth Portfolio.......      3            85%
       U.S. Small Cap Growth Portfolio.......      4            86%
       International Large Cap Growth
         Portfolio...........................      3            92%
       International Small Cap Growth
         Portfolio...........................      3            91%

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19a-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following funds paid distributions to shareholders of record a portion of which is estimated to be in excess of a fund's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a fund will not be available until the end of a fund's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                             Estimated % Breakdown of Distribution Sources
                                          --------------------------------------------------
                                          Net income for the
                                              current or        Accumulated
                                           preceding fiscal  undistributed net
                                              year, and       profits from the     Paid-in
                                             accumulated     sale of securities  surplus or
                                          undistributed net       or other      other capital
Portfolio Name                                  income           properties        source
--------------                            ------------------ ------------------ -------------
U.S. Large Cap Growth Portfolio
   December 15, 2016.....................         92%                0%               8%
U.S. Small Cap Growth Portfolio
   December 15, 2016.....................         90%                0%              10%
International Large Cap Growth Portfolio
   December 15, 2016.....................         81%                0%              19%
International Small Cap Growth Portfolio
   December 15, 2016.....................         82%                0%              18%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 14-15, 2016 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment management agreements for each portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043017-041S
 [LOGO]                                                              00194743

[LOGO]


SEMI-ANNUAL REPORT
six months ended: April 30, 2017 (Unaudited)

DFA Investment Dimensions Group Inc.
Dimensional Retirement Income Fund

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2017

Dear Fellow Shareholder,

Thank you for trusting us with your savings. All of us at Dimensional are dedicated to helping you achieve your investment goals, a responsibility we do not take lightly.

We believe the scientific underpinning of our investment approach and our efficient implementation enables us to deliver portfolios with better outcomes. By offering consistent and well-diversified investment solutions across regions and asset classes, investors and the professionals advising them can more confidently create asset allocations that satisfy their desired profiles and long-term goals.

We live in an evolving world with new data, new trading technologies, and new client needs emerging all the time. Since our founding in 1981, Dimensional has been fully committed to being on the cutting edge of incorporating knowledge and technology for even better solutions -- always centered on investors' needs.

Sincerely,

              /s/                       /s/ Eduardo A. Repetto
              David Butler              Eduardo A. Repetto
              Co-Chief Executive        Co-Chief Executive
              Officer and Head of       Officer and Co-Chief
              Global Financial Advisor  Investment Officer
              Services

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                               Page
                                                               ----
            Letter to Shareholders
            Definitions of Abbreviations and Footnotes........   1
               Disclosure of Fund Expenses....................   2
               Disclosure of Portfolio Holdings...............   3
               Schedule of Investments
                   Dimensional Retirement Income Fund.........   4
               Statement of Assets and Liabilities............   5
               Statement of Operations........................   6
               Statement of Changes in Net Assets.............   7
               Financial Highlights...........................   8
               Notes to Financial Statements..................   9
               Section 19(a) Notice...........................  15
            Voting Proxies on Fund Portfolio Securities.......  16
            Board Approval of Investment Management Agreement.  17
            Notice to Shareholders............................  19

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments
-----------------------

Investment Footnotes
+    See Note B to Financial Statements.

Financial Highlights
--------------------
(A)  Computed using average shares outstanding.
(B)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)  Non-Annualized
(D)  Annualized
(E)  Represents the combined ratios for the Portfolio and its respective pro-rata share of its Master Funds

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
(a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2017
 EXPENSE TABLE
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/16  04/30/17    Ratio*   Period*
                                       --------- --------- ---------- --------
 Dimensional Retirement Income Fund**
 ------------------------------------
 Actual Fund Return................... $1,000.00 $1,025.30    0.21%    $1.05
 Hypothetical 5% Annual Return........ $1,000.00 $1,023.75    0.21%    $1.05

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

FUNDS OF FUNDS

                                              Affiliated Investment Company
                                              -----------------------------
     Dimensional Retirement Income Fund......             100.0%

                      DIMENSIONAL RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                April 30, 2017
                                  (Unaudited)

                                                                      Shares    Value+
                                                                      ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc................................ 333,928 $3,977,082
Investment in DFA One-Year Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................ 256,267  2,639,552
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc...................................  27,315    506,972
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................  24,795    505,082
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................  15,021    322,807
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  12,523    160,925
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................   7,554    151,693
                                                                              ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $7,980,309)...............................................          8,264,113
                                                                              ----------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.680%
  (Cost $10,758).....................................................  10,758     10,758
                                                                              ----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $7,991,067)...............................................         $8,274,871
                                                                              ==========

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          Investments in Securities (Market Value)
                                          -------------------------------------
                                           Level 1      Level 2 Level 3   Total
                                          ----------    ------- ------- ----------
 Affiliated Investment Companies......... $8,264,113      --      --    $8,264,113
 Temporary Cash Investments..............     10,758      --      --        10,758
                                          ----------      --      --    ----------
 TOTAL................................... $8,274,871      --      --    $8,274,871
                                          ==========      ==      ==    ==========

                See accompanying Notes to Financial Statements.

                      DIMENSIONAL RETIREMENT INCOME FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value......................... $      8,264
Temporary Cash Investments at Value & Cost......................................           11
Receivables:
 Fund Shares Sold...............................................................           57
                                                                                 ------------
     Total Assets...............................................................        8,332
                                                                                 ------------
LIABILITIES:
Payables:
 Fund Shares Redeemed...........................................................            1
 Due to Advisor.................................................................            3
Accrued Expenses and Other Liabilities..........................................            4
                                                                                 ------------
     Total Liabilities..........................................................            8
                                                                                 ------------
NET ASSETS...................................................................... $      8,324
                                                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $8,324 and shares
 outstanding of 798,464......................................................... $      10.43
                                                                                 ============
NUMBER OF SHARES AUTHORIZED.....................................................  800,000,000
                                                                                 ============
Investments in Affiliated Investment Companies at Cost.......................... $      7,980
                                                                                 ------------
NET ASSETS CONSIST OF:
Paid-In Capital................................................................. $      8,052
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)........................................................................            1
Accumulated Net Realized Gain (Loss)............................................          (13)
Net Unrealized Appreciation (Depreciation)......................................          284
                                                                                 ------------
NET ASSETS...................................................................... $      8,324
                                                                                 ============

                See accompanying Notes to Financial Statements.

                      DIMENSIONAL RETIREMENT INCOME FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (Unaudited)
                            (Amounts in thousands)

Investment Income
 Income Distributions Received from Affiliated Investment Companies.................. $ 61
                                                                                      ----
     Total Investment Income.........................................................   61
                                                                                      ----
Expenses
 Investment Management Fees..........................................................    1
 Accounting & Transfer Agent Fees....................................................    1
 Custodian Fees......................................................................    1
 Filing Fees.........................................................................    6
 Shareholders' Reports...............................................................    3
 Other...............................................................................    2
                                                                                      ----
     Total Expenses..................................................................   14
                                                                                      ----
 Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
   Advisor (Note C)..................................................................  (11)
                                                                                      ----
 Net Expenses........................................................................    3
                                                                                      ----
 Net Investment Income (Loss)........................................................   58
                                                                                      ----
Realized and Unrealized Gain (Loss)
 Capital Gain Distributions Received from Affiliated Investment Companies............   13
 Net Realized Gain (Loss) on:
   Affiliated Investment Companies Shares Sold.......................................  (20)
 Change in Unrealized Appreciation (Depreciation) of:
   Affiliated Investment Companies Shares............................................  147
                                                                                      ----
 Net Realized and Unrealized Gain (Loss).............................................  140
                                                                                      ----
Net Increase (Decrease) in Net Assets Resulting from Operations...................... $198
                                                                                      ====

                See accompanying Notes to Financial Statements.

                      DIMENSIONAL RETIREMENT INCOME FUND

                      STATEMENT OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                   Period
                                                                     Six Months   Nov. 2,
                                                                        Ended    2015(a) to
                                                                      April 30,   Oct. 31,
                                                                        2017        2016
                                                                     ----------- ----------
                                                                     (Unaudited)
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income (Loss).......................................   $    58     $   46
 Capital Gain Distributions Received from Affiliated Investment
   Companies........................................................        13          1
 Net Realized Gain (Loss) on:
   Affiliated Investment Companies Shares Sold......................       (20)        (5)
 Change in Unrealized Appreciation (Depreciation) of:
   Affiliated Investment Companies Shares...........................       147        137
                                                                       -------     ------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations....................................................       198        179
                                                                       -------     ------
Distributions From:
 Net Investment Income:
   Institutional Class Shares.......................................       (62)       (41)
 Net Short-Term Gains:
   Institutional Class Shares.......................................        (1)        --
 Net Long-Term Gains:
   Institutional Class Shares.......................................        (1)        --
                                                                       -------     ------
     Total Distributions............................................       (64)       (41)
                                                                       -------     ------
Capital Share Transactions (1):
 Shares Issued......................................................     3,536      7,229
 Shares Issued in Lieu of Cash Distributions........................        56         33
 Shares Redeemed....................................................    (1,856)      (946)
                                                                       -------     ------
     Net Increase (Decrease) from Capital Share Transactions........     1,736      6,316
                                                                       -------     ------
     Total Increase (Decrease) in Net Assets........................     1,870      6,454
Net Assets
 Beginning of Period................................................     6,454         --
                                                                       -------     ------
 End of Period......................................................   $ 8,324     $6,454
                                                                       =======     ======
(1) Shares Issued and Redeemed:
 Shares Issued......................................................       344        720
 Shares Issued in Lieu of Cash Distributions........................         6          3
 Shares Redeemed....................................................      (181)       (94)
                                                                       -------     ------
     Net Increase (Decrease) from Shares Issued and Redeemed........       169        629
                                                                       =======     ======
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................   $     1     $    5

                See accompanying Notes to Financial Statements.

                      DIMENSIONAL RETIREMENT INCOME FUND

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                       Period
                                                                       Six Months     Nov. 2,
                                                                          Ended      2015(a) to
                                                                        April 30,     Oct. 31,
                                                                          2017          2016
                                                                       -----------  ----------
                                                                       (Unaudited)
Net Asset Value, Beginning of Period..................................   $10.26       $10.00
                                                                         ------       ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................     0.08         0.14
 Net Gains (Losses) on Securities (Realized and Unrealized)...........     0.17         0.22
                                                                         ------       ------
   Total from Investment Operations...................................     0.25         0.36
---------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................    (0.08)       (0.10)
 Net Realized Gains...................................................       --           --
                                                                         ------       ------
   Total Distributions................................................    (0.08)       (0.10)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................   $10.43       $10.26
=====================================================================  ===========  ==========
Total Return..........................................................     2.53%(C)     3.65%(C)
---------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................   $8,324       $6,454
Ratio of Expenses to Average Net Assets (E)...........................     0.21%(D)     0.22%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor) (E).........................................................     0.51%(D)     2.01%(B)(D)
Ratio of Net Investment Income to Average Net Assets..................     1.54%(D)     1.42%(B)(D)
---------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-six operational portfolios, one of which, Dimensional Retirement Income Fund (the "Portfolio"), is included in this report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolio achieves its investment objective by primarily investing in other series of the Fund and Dimensional Investment Group Inc. ("DIG") (collectively, the "Master Funds").

                                                                                        Percentage
                                                                                         Ownership
Fund of Funds                       Master Funds                                        at 04/30/17
-------------                       ------------                                        -----------
Dimensional Retirement Income Fund  DFA Inflation-Protected Securities Portfolio (IDG)      --*
                                    DFA One-Year Fixed Income Portfolio (IDG)               --*
                                    U.S. Core Equity 1 Portfolio (IDG)                      --*
                                    U.S. Large Company Portfolio (DIG)                      --*
                                    Large Cap International Portfolio (IDG)                 --*
                                    International Core Equity Portfolio (IDG)               --*
                                    Emerging Markets Core Equity Portfolio (IDG)            --*

* Amounts designated as -- are less than 1%.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Master Fund shares held by the Portfolio are valued at their respective daily net asset values as reported by their administrator, as the Master Funds are treated as regulated investment companies. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

   For the six months ended April 30, 2017, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.03% of average daily net assets.

   Pursuant to a Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement") for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.06% of the average net assets of the Institutional class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At any time that the Portfolio Expenses of the Institutional Class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for Institutional Class shares of the Portfolio to exceed the Expense Limitation Amount. Previously waived fees subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2017 are $70 (amount in thousands) and $0, respectively. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid by the Fund to the CCO were $150 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    Dimensional Retirement Income Fund. --*

* Amounts are less than $500

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2017, the Portfolio's transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                   Dimensional Retirement Income Fund
                                    ----------------------------------------------------------------
                                    Balance at Balance at                  Dividend Distributions of
Affiliated Investment Companies     10/31/2016 4/30/2017  Purchases Sales   Income   Realized Gains
-------------------------------     ---------- ---------- --------- ------ -------- ----------------
DFA Inflation-Protected Securities
  Portfolio........................   $3,068     $3,977    $1,705   $  761   $35          $ 8
DFA One-Year Fixed Income Portfolio    2,050      2,640     1,100      509    11           --
U.S. Large Company Portfolio.......      389        507       186      116     6            3
U.S. Core Equity 1 Portfolio.......      389        505       191      130     4            2
Large Cap International Portfolio..      252        323       118       77     3           --
International Core Equity Portfolio      126        161        56       37     1           --
Emerging Markets Core Equity
  Portfolio........................      119        151        54       35     1           --
                                      ------     ------    ------   ------   ---          ---
Total..............................   $6,393     $8,264    $3,410   $1,665   $61          $13
                                      ======     ======    ======   ======   ===          ===

F. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible organizational costs, 90 day stock issuance expense, non-deductible excise tax and tax-equalization, were reclassified to the following accounts. realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                    Increase       Increase
                                                   (Decrease)     (Decrease)
                                    Increase     Undistributed   Accumulated
                                   (Decrease)    Net Investment  Net Realized
                                 Paid-In Capital     Income     Gains (Losses)
                                 --------------- -------------- --------------
  Dimensional Retirement Income
    Fund........................       --              --*            --*

* Amounts are less than $500.

   The tax character of dividends and distributions declared and paid during the period ended October 31, 2016 were as follows (amounts in thousands):

                                    Net Investment
                                      Income and
                                      Short-Term     Long-Term   Tax Exempt
                                    Capital Gains  Capital Gains   Income   Total
                                    -------------- ------------- ---------- -----
Dimensional Retirement Income Fund
2016...............................      $41            --           --      $41

   At October 31, 2016, the Portfolio did not have any net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares.

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                          Undistributed                                               Total Net
                          Net Investment                                            Distributable
                            Income and   Undistributed                 Unrealized     Earnings
                            Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                          Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                          -------------- ------------- ------------- -------------- -------------
Dimensional Retirement
  Income Fund............       $6            $1            --            $131          $138

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by this Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates.

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                       Net
                                                                    Unrealized
                               Federal   Unrealized   Unrealized   Appreciation
                               Tax Cost Appreciation Depreciation (Depreciation)
                               -------- ------------ ------------ --------------
Dimensional Retirement Income
  Fund........................  $7,997      $278          --           $278

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the current and prior fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolio did not utilize the interfund lending program during the six months ended April 30, 2017.

H. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

   At April 30, 2017, 8 shareholders held 93% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19a-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the Portfolio paid distributions to shareholders of record a portion of which is estimated to be in excess of the Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of the Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                       Estimated % Breakdown of Distribution Sources
                                    -------------------------------------------------
                                    Net income for the
                                        current or        Accumulated
                                     preceding fiscal  undistributed net
                                        year, and       profits from the     Paid-in
                                       accumulated     sale of securities  surplus or
                                    undistributed net       or other      other capital
Portfolio Name                            income           properties        source
--------------                      ------------------ ------------------ -------------
Dimensional Retirement Income Fund
   December 15, 2016...............        100%                0%               0%*

----------
* Amount is less than 1%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

   At the Board meeting held on December 14-15, 2016 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment management agreement (the "Management Agreement") for the portfolio (the "Fund").

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, including performance compared to its indices (the "Performance Report"), and issues related to the continuation of the Management Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor.

   At the Meeting, the Board considered a number of factors when considering the continuation of the Management Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund;
(ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; and (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of the Fund, the Board analyzed the Performance Report, which compared the performance of the Fund with its indices over the life of the Fund. The Board also reviewed the performance analysis prepared by the Advisor, along with the Advisor's explanation of the performance. The Board noted that the Fund had less than a year of performance. The Board concluded that the Advisor's explanation provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that after considering the Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services. The Board concluded that the effective management fees and total expenses of the Fund were fair, both on an absolute basis and in comparison with the fees of other similar funds and the industry at large.

   The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered the profitability to the Advisor of managing and servicing the Fund and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for the Fund was in the best interests of the Fund and its shareholders.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)


For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2015 to October 31, 2016, the Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                               Qualifying
                                                                                                  For
                                           Net                                                 Corporate
                                       Investment    Short-Term     Long-Term                  Dividends   Qualifying  Foreign
                                         Income     Capital Gain  Capital Gain      Total       Received    Dividend     Tax
DFA Investment Dimensions Group Inc.  Distributions Distributions Distributions Distributions Deduction(1) Income(2)  Credit(3)
------------------------------------  ------------- ------------- ------------- ------------- ------------ ---------- ---------
Dimensional Retirement Income Fund...      100%          --            --            100%         100%        100%        1%

                                                           Qualifying
                                                             Short-
                                       Foreign  Qualifying    Term
                                       Source    Interest   Capital
DFA Investment Dimensions Group Inc.  Income(4) Income(5)   Gain(6)
------------------------------------  --------- ---------- ----------
Dimensional Retirement Income Fund...    15%       100%       100%

----------
(1)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(2)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(3)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA043017-055S
 [LOGO]                                                              00194740

[LOGO]


SEMI-ANNUAL REPORT
six months ended: April 30, 2017 (Unaudited)

DFA Investment Dimensions Group Inc.
Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2017

Dear Fellow Shareholder,

Thank you for trusting us with your savings. All of us at Dimensional are dedicated to helping you achieve your investment goals, a responsibility we do not take lightly.

We believe the scientific underpinning of our investment approach and our efficient implementation enables us to deliver portfolios with better outcomes. By offering consistent and well-diversified investment solutions across regions and asset classes, investors and the professionals advising them can more confidently create asset allocations that satisfy their desired profiles and long-term goals.

We live in an evolving world with new data, new trading technologies, and new client needs emerging all the time. Since our founding in 1981, Dimensional has been fully committed to being on the cutting edge of incorporating knowledge and technology for even better solutions -- always centered on investors' needs.

Sincerely,

   /s/                                        /s/ Eduardo A. Repetto
   David Butler                               Eduardo Repetto
   CO-CHIEF EXECUTIVE OFFICER AND             CO-CHIEF EXECUTIVE OFFICER AND
   HEAD OF GLOBAL FINANCIAL ADVISOR SERVICES  CO-CHIEF INVESTMENT OFFICER

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                      PAGE
                                                                      ----
      LETTER TO SHAREHOLDERS
      DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.....................   1
         Disclosure of Fund Expenses.................................   2
         Disclosure of Portfolio Holdings............................   4
         Schedules of Investments
             Dimensional 2015 Target Date Retirement Income Fund.....   5
             Dimensional 2020 Target Date Retirement Income Fund.....   6
             Dimensional 2025 Target Date Retirement Income Fund.....   7
             Dimensional 2030 Target Date Retirement Income Fund.....   8
             Dimensional 2035 Target Date Retirement Income Fund.....   9
             Dimensional 2040 Target Date Retirement Income Fund.....  10
             Dimensional 2045 Target Date Retirement Income Fund.....  11
             Dimensional 2050 Target Date Retirement Income Fund.....  12
             Dimensional 2055 Target Date Retirement Income Fund.....  13
             Dimensional 2060 Target Date Retirement Income Fund.....  14
         Statements of Assets and Liabilities........................  15
         Statements of Operations....................................  17
         Statements of Changes in Net Assets.........................  19
         Financial Highlights........................................  23
         Notes to Financial Statements...............................  28
         Section 19(a) Notice........................................  41
      VOTING PROXIES ON FUND PORTFOLIO SECURITIES....................  42
      BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS.............  43
      NOTICE TO SHAREHOLDERS.........................................  45

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Footnotes
+    See Note B to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------
(A)  Computed using average shares outstanding.
(B)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Master Funds.
(D)  Non-Annualized
(E)  Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
(a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                               SIX MONTHS ENDED APRIL 30, 2017
EXPENSE TABLES
                                                       BEGINNING  ENDING              EXPENSES
                                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                         VALUE    VALUE     EXPENSE    DURING
                                                       11/01/16  04/30/17    RATIO*   PERIOD*
                                                       --------- --------- ---------- --------
DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
 Actual Fund Return................................... $1,000.00 $1,024.90    0.20%    $1.00
 Hypothetical 5% Annual Return........................ $1,000.00 $1,023.80    0.20%    $1.00

DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
 Actual Fund Return................................... $1,000.00 $1,030.40    0.22%    $1.11
 Hypothetical 5% Annual Return........................ $1,000.00 $1,023.70    0.22%    $1.10

DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
 Actual Fund Return................................... $1,000.00 $1,047.60    0.24%    $1.22
 Hypothetical 5% Annual Return........................ $1,000.00 $1,023.60    0.24%    $1.20

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                       BEGINNING  ENDING              EXPENSES
                                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                         VALUE    VALUE     EXPENSE    DURING
                                                       11/01/16  04/30/17    RATIO*   PERIOD*
                                                       --------- --------- ---------- --------
DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
 Actual Fund Return................................... $1,000.00 $1,068.30    0.25%    $1.28
 Hypothetical 5% Annual Return........................ $1,000.00 $1,023.55    0.25%    $1.25

DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
 Actual Fund Return................................... $1,000.00 $1,091.50    0.26%    $1.35
 Hypothetical 5% Annual Return........................ $1,000.00 $1,023.51    0.26%    $1.30

DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
 Actual Fund Return................................... $1,000.00 $1,110.80    0.27%    $1.41
 Hypothetical 5% Annual Return........................ $1,000.00 $1,023.46    0.27%    $1.35

DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
 Actual Fund Return................................... $1,000.00 $1,121.10    0.27%    $1.42
 Hypothetical 5% Annual Return........................ $1,000.00 $1,023.46    0.27%    $1.35

DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
 Actual Fund Return................................... $1,000.00 $1,121.10    0.27%    $1.42
 Hypothetical 5% Annual Return........................ $1,000.00 $1,023.46    0.27%    $1.35

DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
 Actual Fund Return................................... $1,000.00 $1,120.30    0.27%    $1.42
 Hypothetical 5% Annual Return........................ $1,000.00 $1,023.46    0.27%    $1.35

DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
 Actual Fund Return................................... $1,000.00 $1,120.50    0.27%    $1.42
 Hypothetical 5% Annual Return........................ $1,000.00 $1,023.46    0.27%    $1.35

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

                                                     AFFILIATED INVESTMENT COMPANIES
                                                     -------------------------------
Dimensional 2015 Target Date Retirement Income Fund.              100.0%
Dimensional 2020 Target Date Retirement Income Fund.              100.0%
Dimensional 2025 Target Date Retirement Income Fund.              100.0%
Dimensional 2030 Target Date Retirement Income Fund.              100.0%
Dimensional 2035 Target Date Retirement Income Fund.              100.0%
Dimensional 2040 Target Date Retirement Income Fund.              100.0%
Dimensional 2045 Target Date Retirement Income Fund.              100.0%
Dimensional 2050 Target Date Retirement Income Fund.              100.0%
Dimensional 2055 Target Date Retirement Income Fund.              100.0%
Dimensional 2060 Target Date Retirement Income Fund.              100.0%

              DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                       SHARES     VALUE+
                                                                      --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc................................ 1,471,139 $17,521,266
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc................................   478,965   4,478,320
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc...................................   120,786   2,241,796
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................   109,634   2,233,250
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................    66,418   1,427,323
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................    55,692     715,647
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................    33,638     675,444
                                                                                -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $27,399,483)..............................................            29,293,046
                                                                                -----------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.680%
  (Cost $5,520)......................................................     5,520       5,520
                                                                                -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $27,405,003)..............................................           $29,298,566
                                                                                ===========

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $29,293,046    --      --    $29,293,046
    Temporary Cash Investments......       5,520    --      --          5,520
                                     -----------    --      --    -----------
    TOTAL........................... $29,298,566    --      --    $29,298,566
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                      SHARES     VALUE+
                                                                     --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc............................... 2,284,299 $27,206,003
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc............................... 2,194,982  20,523,079
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc...............................   363,117   7,396,684
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc..................................   398,033   7,387,496
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc...............................   218,842   4,702,919
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc...............................   182,609   2,346,529
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc...............................   109,519   2,199,142
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc...............................    99,150   1,073,800
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc...............................   107,373   1,070,507
                                                                               -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $69,254,897).............................................            73,906,159
                                                                               -----------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.680%
  (Cost $37,028)....................................................    37,028      37,028
                                                                               -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $69,291,925).............................................           $73,943,187
                                                                               ===========

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $73,906,159    --      --    $73,906,159
    Temporary Cash Investments......      37,028    --      --         37,028
                                     -----------    --      --    -----------
    TOTAL........................... $73,943,187    --      --    $73,943,187
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                SHARES     VALUE+
                                                               --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc......................... 3,095,672 $28,944,536
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc............................   652,206  12,104,944
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.........................   592,011  12,059,268
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc.........................   894,380  10,652,064
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.........................   358,622   7,706,794
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................   303,137   3,895,315
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................   182,113   3,656,830
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.........................   347,408   3,463,655
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.........................   319,669   3,462,020
                                                                         -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $79,298,065).......................................            85,945,426
                                                                         -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $79,298,065).......................................           $85,945,426
                                                                         ===========

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $85,945,426    --      --    $85,945,426
                                     -----------    --      --    -----------
    TOTAL........................... $85,945,426    --      --    $85,945,426
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                       SHARES     VALUE+
                                                                      --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.5%)
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc................................ 2,266,028 $21,187,361
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................   683,879  13,930,615
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc...................................   749,667  13,913,822
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................   413,164   8,878,901
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................   465,057   5,036,567
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................   504,483   5,029,691
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................   345,306   4,437,183
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................   208,153   4,179,722
                                                                                -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $70,426,327)..............................................            76,593,862
                                                                                -----------

TEMPORARY CASH INVESTMENTS -- (0.5%)
State Street Institutional U.S. Government Money Market Fund, 0.680%
  (Cost $396,838)....................................................   396,838     396,838
                                                                                -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $70,823,165)..............................................           $76,990,700
                                                                                ===========

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $76,593,862    --      --    $76,593,862
    Temporary Cash Investments......     396,838    --      --        396,838
                                     -----------    --      --    -----------
    TOTAL........................... $76,990,700    --      --    $76,990,700
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                     SHARES    VALUE+
                                                                     ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.................................. 684,551 $12,705,264
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc............................... 623,247  12,695,533
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc............................... 377,001   8,101,756
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc............................... 489,583   5,302,182
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc............................... 531,095   5,295,016
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc............................... 533,845   4,991,452
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc............................... 315,310   4,051,739
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc............................... 190,072   3,816,647
                                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $52,255,097).............................................          56,959,589
                                                                             -----------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.680%
  (Cost $41,664)....................................................  41,664      41,664
                                                                             -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $52,296,761).............................................         $57,001,253
                                                                             ===========

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $56,959,589    --      --    $56,959,589
    Temporary Cash Investments......      41,664    --      --         41,664
                                     -----------    --      --    -----------
    TOTAL........................... $57,001,253    --      --    $57,001,253
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                      SHARES    VALUE+
                                                                      ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................ 593,836 $12,096,448
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc................................... 650,969  12,081,986
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................ 358,621   7,706,772
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 299,784   3,852,224
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 180,516   3,624,768
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................ 293,743   3,181,241
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................ 318,656   3,176,995
                                                                              -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $40,808,875)..............................................          45,720,434
                                                                              -----------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.680%
  (Cost $38,404).....................................................  38,404      38,404
                                                                              -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $40,847,279)..............................................         $45,758,838
                                                                              ===========

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $45,720,434    --      --    $45,720,434
    Temporary Cash Investments......      38,404    --      --         38,404
                                     -----------    --      --    -----------
    TOTAL........................... $45,758,838    --      --    $45,758,838
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                     SHARES    VALUE+
                                                                     ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.................................. 486,100 $ 9,022,012
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc............................... 441,366   8,990,627
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc............................... 267,209   5,742,329
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc............................... 223,563   2,872,789
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc............................... 134,661   2,703,993
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc...............................  71,488     774,220
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc...............................  77,627     773,942
                                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $27,876,827).............................................          30,879,912
                                                                             -----------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.680%
  (Cost $13,675)....................................................  13,675      13,675
                                                                             -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $27,890,502).............................................         $30,893,587
                                                                             ===========

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $30,879,912    --      --    $30,879,912
    Temporary Cash Investments......      13,675    --      --         13,675
                                     -----------    --      --    -----------
    TOTAL........................... $30,893,587    --      --    $30,893,587
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                      SHARES    VALUE+
                                                                      ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc................................... 427,308 $ 7,930,830
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................ 387,874   7,900,996
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................ 234,374   5,036,688
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 196,346   2,523,049
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 118,476   2,378,992
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................  68,216     680,109
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................  62,765     679,741
                                                                              -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $24,439,599)..............................................          27,130,405
                                                                              -----------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.680%
  (Cost $12,071).....................................................  12,071      12,071
                                                                              -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $24,451,670)..............................................         $27,142,476
                                                                              ===========

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $27,130,405    --      --    $27,130,405
    Temporary Cash Investments......      12,071    --      --         12,071
                                     -----------    --      --    -----------
    TOTAL........................... $27,142,476    --      --    $27,142,476
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                      SHARES    VALUE+
                                                                      ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc................................... 124,118 $2,303,627
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................ 112,751  2,296,741
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................  68,214  1,465,917
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  57,114    733,917
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  34,417    691,091
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................  18,227    197,395
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................  19,792    197,324
                                                                              ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $7,317,858)...............................................          7,886,012
                                                                              ----------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.680%
  (Cost $9,329)......................................................   9,329      9,329
                                                                              ----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $7,327,187)...............................................         $7,895,341
                                                                              ==========

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -------------------------------------
                                       LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                      ----------    ------- ------- ----------
     Affiliated Investment Companies. $7,886,012      --      --    $7,886,012
     Temporary Cash Investments......      9,329      --      --         9,329
                                      ----------      --      --    ----------
     TOTAL........................... $7,895,341      --      --    $7,895,341
                                      ==========      ==      ==    ==========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                     SHARES   VALUE+
                                                                     ------ ----------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.................................. 62,957 $1,168,485
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc............................... 57,120  1,163,541
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc............................... 34,601    743,579
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc............................... 28,889    371,219
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc............................... 17,425    349,889
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc............................... 10,122    100,912
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc...............................  9,180     99,419
                                                                            ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $3,702,907)..............................................         3,997,044
                                                                            ----------

TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.680%
  (Cost $6,576).....................................................  6,576      6,576
                                                                            ----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $3,709,483)..............................................        $4,003,620
                                                                            ==========

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -------------------------------------
                                       LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                      ----------    ------- ------- ----------
     Affiliated Investment Companies. $3,997,044      --      --    $3,997,044
     Temporary Cash Investments......      6,576      --      --         6,576
                                      ----------      --      --    ----------
     TOTAL........................... $4,003,620      --      --    $4,003,620
                                      ==========      ==      ==    ==========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                             DIMENSIONAL   DIMENSIONAL   DIMENSIONAL   DIMENSIONAL  DIMENSIONAL
                                             2015 TARGET   2020 TARGET   2025 TARGET   2030 TARGET  2035 TARGET
                                                DATE          DATE          DATE          DATE         DATE
                                             RETIREMENT    RETIREMENT    RETIREMENT    RETIREMENT   RETIREMENT
                                             INCOME FUND   INCOME FUND   INCOME FUND   INCOME FUND  INCOME FUND
                                            ------------  ------------  ------------  ------------  ------------
ASSETS:
Investments in Affiliated Investment
 Companies at Value........................ $     29,293  $     73,906  $     85,945  $     76,594  $     56,960
Temporary Cash Investments at Value &
 Cost......................................            6            37            --           397            42
Receivables:
  Affiliated Investment Companies Sold.....           --            --           145            --            --
  Fund Shares Sold.........................            4           404            45           180           369
  From Advisor.............................            2            --            --            --            --
Prepaid Expenses and Other Assets..........            9             9             9             9             8
                                            ------------  ------------  ------------  ------------  ------------
     Total Assets..........................       29,314        74,356        86,144        77,180        57,379
                                            ------------  ------------  ------------  ------------  ------------
LIABILITIES:
Payables:
  Due to Custodian.........................           --            --            --            --            86
  Affiliated Investment Companies
   Purchased...............................           --            --            --           367            21
  Fund Shares Redeemed.....................           --           104             1             8             9
  Line of Credit...........................           --            --           109            --            --
Accrued Expenses and Other Liabilities.....            2             2             2             2             1
                                            ------------  ------------  ------------  ------------  ------------
     Total Liabilities.....................            2           106           112           377           117
                                            ------------  ------------  ------------  ------------  ------------
NET ASSETS................................. $     29,312  $     74,250  $     86,032  $     76,803  $     57,262
                                            ============  ============  ============  ============  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net
 assets of $29,312; $74,250; $86,032;
 $76,803 and $57,262 and shares
 outstanding of 2,747,592; 6,884,939;
 7,891,956; 7,008,616 and 5,232,532,
 respectively.............................. $      10.67  $      10.78  $      10.90  $      10.96  $      10.94
                                            ============  ============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED................  800,000,000   800,000,000   800,000,000   800,000,000   800,000,000
                                            ============  ============  ============  ============  ============
Investments in Affiliated Investment
 Companies at Cost......................... $     27,399  $     69,255  $     79,298  $     70,426  $     52,255
                                            ------------  ------------  ------------  ------------  ------------
NET ASSETS CONSIST OF:
Paid-In Capital............................ $     27,447  $     69,534  $     79,405  $     70,632  $     52,511
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)........................           (2)           (3)           --             4             4
Accumulated Net Realized Gain (Loss).......          (27)           68           (20)           (1)           42
Net Unrealized Appreciation
 (Depreciation)............................        1,894         4,651         6,647         6,168         4,705
                                            ------------  ------------  ------------  ------------  ------------
NET ASSETS................................. $     29,312  $     74,250  $     86,032  $     76,803  $     57,262
                                            ============  ============  ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                            DIMENSIONAL  DIMENSIONAL  DIMENSIONAL  DIMENSIONAL   DIMENSIONAL
                                            2040 TARGET  2045 TARGET  2050 TARGET  2055 TARGET   2060 TARGET
                                               DATE         DATE         DATE         DATE          DATE
                                            RETIREMENT   RETIREMENT   RETIREMENT   RETIREMENT    RETIREMENT
                                            INCOME FUND  INCOME FUND  INCOME FUND  INCOME FUND   INCOME FUND
                                            ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments in Affiliated Investment
 Companies at Value........................ $     45,720 $     30,880 $     27,130 $      7,886 $      3,997
Temporary Cash Investments at Value &
 Cost......................................           38           14           12            9            7
Receivables:
  Fund Shares Sold.........................          853          295          115           28           30
  From Advisor.............................            1            1            1           --           --
Prepaid Expenses and Other Assets..........            8            8            8            1           --
                                            ------------ ------------ ------------ ------------ ------------
     Total Assets..........................       46,620       31,198       27,266        7,924        4,034
                                            ------------ ------------ ------------ ------------ ------------
LIABILITIES:
Payables:
  Due to Custodian.........................          632          145           --           --           --
  Affiliated Investment Companies
   Purchased...............................           23            6            6            2            1
  Fund Shares Redeemed.....................           --           --           --            3            7
  Due to Advisor...........................           --           --           --            3            2
Accrued Expenses and Other Liabilities.....            1            3            1            1            2
                                            ------------ ------------ ------------ ------------ ------------
     Total Liabilities.....................          656          154            7            9           12
                                            ------------ ------------ ------------ ------------ ------------
NET ASSETS................................. $     45,964 $     31,044 $     27,259 $      7,915 $      4,022
                                            ============ ============ ============ ============ ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net
 assets of $45,964; $31,044; $27,259;
 $7,915 and $4,022 and shares
 outstanding of 4,148,854; 2,778,626;
 2,450,346; 712,139 and 361,355,
 respectively.............................. $      11.08 $      11.17 $      11.12 $      11.11 $      11.13
                                            ============ ============ ============ ============ ============
NUMBER OF SHARES AUTHORIZED................  800,000,000  800,000,000  800,000,000  800,000,000  800,000,000
                                            ============ ============ ============ ============ ============
Investments in Affiliated Investment
 Companies at Cost......................... $     40,809 $     27,877 $     24,440 $      7,318 $      3,703
                                            ------------ ------------ ------------ ------------ ------------
NET ASSETS CONSIST OF:
Paid-In Capital............................ $     41,031 $     28,012 $     24,546 $      7,340 $      3,748
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)........................            3           --           --           --           --
Accumulated Net Realized Gain (Loss).......           19           29           23            7          (20)
Net Unrealized Appreciation
 (Depreciation)............................        4,911        3,003        2,690          568          294
                                            ------------ ------------ ------------ ------------ ------------
NET ASSETS................................. $     45,964 $     31,044 $     27,259 $      7,915 $      4,022
                                            ============ ============ ============ ============ ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                  DIMENSIONAL DIMENSIONAL DIMENSIONAL DIMENSIONAL DIMENSIONAL
                                                  2015 TARGET 2020 TARGET 2025 TARGET 2030 TARGET 2035 TARGET
                                                     DATE        DATE        DATE        DATE        DATE
                                                  RETIREMENT  RETIREMENT  RETIREMENT  RETIREMENT  RETIREMENT
                                                  INCOME FUND INCOME FUND INCOME FUND INCOME FUND INCOME FUND
                                                  ----------- ----------- ----------- ----------- -----------
INVESTMENT INCOME
  Income Distributions Received from Affiliated
   Investment Companies..........................    $264       $  652      $  728      $  626      $  382
                                                     ----       ------      ------      ------      ------
     Total Investment Income.....................     264          652         728         626         382
                                                     ----       ------      ------      ------      ------
EXPENSES
  Investment Management Fees.....................       4           10          11           9           6
  Accounting & Transfer Agent Fees...............       2            2           2           2           1
  Custodian Fees.................................       1            1           1           1           1
  Filing Fees....................................       9            9          10          10           9
  Shareholders' Reports..........................       1            2           2           1           1
  Other..........................................       1            4           3           5           4
                                                     ----       ------      ------      ------      ------
     Total Expenses..............................      18           28          29          28          22
                                                     ----       ------      ------      ------      ------
  Fees (Waived), (Expenses Reimbursed),
   and/or Previously Waived Fees Recovered
   by Advisor (Note C)...........................     (10)          (9)         (8)         (9)         (9)
                                                     ----       ------      ------      ------      ------
  Net Expenses...................................       8           19          21          19          13
                                                     ----       ------      ------      ------      ------
  NET INVESTMENT INCOME (LOSS)...................     256          633         707         607         369
                                                     ----       ------      ------      ------      ------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from
   Affiliated Investment Companies...............      59          124         124         115          79
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares
     Sold........................................     (77)         (26)        (97)        (75)        (15)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Affiliated Investment Companies Shares.......     475        1,475       2,810       3,572       3,199
                                                     ----       ------      ------      ------      ------
  NET REALIZED AND UNREALIZED GAIN
   (LOSS)........................................     457        1,573       2,837       3,612       3,263
                                                     ----       ------      ------      ------      ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.......................    $713       $2,206      $3,544      $4,219      $3,632
                                                     ====       ======      ======      ======      ======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                  DIMENSIONAL DIMENSIONAL DIMENSIONAL DIMENSIONAL DIMENSIONAL
                                                  2040 TARGET 2045 TARGET 2050 TARGET 2055 TARGET 2060 TARGET
                                                     DATE        DATE        DATE        DATE        DATE
                                                  RETIREMENT  RETIREMENT  RETIREMENT  RETIREMENT  RETIREMENT
                                                  INCOME FUND INCOME FUND INCOME FUND INCOME FUND INCOME FUND
                                                  ----------- ----------- ----------- ----------- -----------
INVESTMENT INCOME
  Income Distributions Received from Affiliated
   Investment Companies..........................   $  322      $  203      $  177       $ 45        $ 26
                                                    ------      ------      ------       ----        ----
     Total Investment Income.....................      322         203         177         45          26
                                                    ------      ------      ------       ----        ----
EXPENSES
  Investment Management Fees.....................        5           3           3          1          --
  Accounting & Transfer Agent Fees...............        1           1           1          1           1
  Custodian Fees.................................        1           1           1          1           1
  Filing Fees....................................        8           8           8          6           6
  Shareholders' Reports..........................        1          --           1         --          --
  Other..........................................        3           3           1          1           2
                                                    ------      ------      ------       ----        ----
     Total Expenses..............................       19          16          15         10          10
                                                    ------      ------      ------       ----        ----
  Fees (Waived), (Expenses Reimbursed),
   and/or Previously Waived Fees Recovered
   by Advisor (Note C)...........................       (9)         (9)         (9)        (8)         (9)
                                                    ------      ------      ------       ----        ----
  Net Expenses...................................       10           7           6          2           1
                                                    ------      ------      ------       ----        ----
  NET INVESTMENT INCOME (LOSS)...................      312         196         171         43          25
                                                    ------      ------      ------       ----        ----
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from
   Affiliated Investment Companies...............       83          54          46         10           6
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares
     Sold........................................      (30)        (16)         (2)        (2)         (2)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Affiliated Investment Companies Shares.......    3,279       2,272       2,002        514         261
                                                    ------      ------      ------       ----        ----
  NET REALIZED AND UNREALIZED GAIN
   (LOSS)........................................    3,332       2,310       2,046        522         265
                                                    ------      ------      ------       ----        ----
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.......................   $3,644      $2,506      $2,217       $565        $290
                                                    ======      ======      ======       ====        ====

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        DIMENSIONAL 2015 TARGET DIMENSIONAL 2020 TARGET DIMENSIONAL 2025 TARGET
                                                        DATE RETIREMENT INCOME  DATE RETIREMENT INCOME  DATE RETIREMENT INCOME
                                                                FUND                    FUND                    FUND
                                                        ----------------------  ----------------------  ----------------------
                                                                       PERIOD                  PERIOD                  PERIOD
                                                                      NOV. 2,                 NOV. 2,                 NOV. 2,
                                                        SIX MONTHS    2015(A)   SIX MONTHS    2015(A)   SIX MONTHS    2015(A)
                                                           ENDED         TO        ENDED         TO        ENDED         TO
                                                         APRIL 30,    OCT. 31,   APRIL 30,    OCT. 31,   APRIL 30,    OCT. 31,
                                                           2017         2016       2017         2016       2017         2016
                                                        -----------   --------  -----------   --------  -----------   --------
                                                        (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).........................   $   256     $   246     $   633     $   564     $   707     $   663
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................        59          --         124          --         124           1
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold........       (77)         35         (26)        (12)        (97)        (40)
    In-Kind Redemptions................................        --          (1)         --          (3)         --          (4)
  Change in Unrealized Appreciation (Depreciation)
   of:
    Affiliated Investment Companies Shares.............       475       1,419       1,475       3,176       2,810       3,837
                                                          -------     -------     -------     -------     -------     -------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations........................       713       1,699       2,206       3,725       3,544       4,457
                                                          -------     -------     -------     -------     -------     -------
Distributions From:
  Net Investment Income:                                     (267)       (237)       (659)       (541)       (723)       (647)
  Net Short-Term Gains:                                       (44)         --         (18)         --          (7)         --
  Net Long-Term Gains:                                         --          --          --          --          (1)         --
                                                          -------     -------     -------     -------     -------     -------
     Total Distributions...............................      (311)       (237)       (677)       (541)       (731)       (647)
                                                          -------     -------     -------     -------     -------     -------
Capital Share Transactions (1):
  Shares Issued........................................     9,140      25,467      21,314      55,960      32,086      57,544
  Shares Issued in Lieu of Cash Distributions..........       312         237         673         536         726         641
  Shares Redeemed......................................    (4,976)     (2,732)     (3,809)     (5,137)     (6,493)     (5,095)
                                                          -------     -------     -------     -------     -------     -------
     Net Increase (Decrease) from Capital Share
      Transactions.....................................     4,476      22,972      18,178      51,359      26,319      53,090
                                                          -------     -------     -------     -------     -------     -------
     Total Increase (Decrease) in Net Assets...........     4,878      24,434      19,707      54,543      29,132      56,900
NET ASSETS
  Beginning of Period..................................    24,434          --      54,543          --      56,900          --
                                                          -------     -------     -------     -------     -------     -------
  End of Period........................................   $29,312     $24,434     $74,250     $54,543     $86,032     $56,900
                                                          =======     =======     =======     =======     =======     =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................       878       2,560       2,024       5,601       3,031       5,842
  Shares Issued in Lieu of Cash Distributions..........        30          23          65          51          69          62
  Shares Redeemed......................................      (479)       (265)       (361)       (495)       (617)       (495)
                                                          -------     -------     -------     -------     -------     -------
     Net Increase (Decrease) from Shares Issued
      and Redeemed.....................................       429       2,318       1,728       5,157       2,483       5,409
                                                          =======     =======     =======     =======     =======     =======
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)...............................................   $    (2)    $     9     $    (3)    $    23     $    --     $    16

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        DIMENSIONAL 2030 TARGET DIMENSIONAL 2035 TARGET DIMENSIONAL 2040 TARGET
                                                        DATE RETIREMENT INCOME  DATE RETIREMENT INCOME  DATE RETIREMENT INCOME
                                                                FUND                    FUND                    FUND
                                                        ----------------------  ----------------------  ----------------------
                                                                       PERIOD                  PERIOD                  PERIOD
                                                                      NOV. 2,                 NOV. 2,                 NOV. 2,
                                                        SIX MONTHS    2015(A)   SIX MONTHS    2015(A)   SIX MONTHS    2015(A)
                                                           ENDED         TO        ENDED         TO        ENDED         TO
                                                         APRIL 30,    OCT. 31,   APRIL 30,    OCT. 31,   APRIL 30,    OCT. 31,
                                                           2017         2016       2017         2016       2017         2016
                                                        -----------   --------  -----------   --------  -----------   --------
                                                        (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).........................   $   607     $   519     $   369     $   313     $   312     $   332
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................       115           5          79           4          83           3
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold........       (75)        (37)        (15)        (19)        (30)        (31)
    In-Kind Redemptions................................        --          (2)         --          --          --          --
  Change in Unrealized Appreciation (Depreciation)
   of:
    Affiliated Investment Companies Shares.............     3,572       2,596       3,199       1,506       3,279       1,632
                                                          -------     -------     -------     -------     -------     -------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations........................     4,219       3,081       3,632       1,804       3,644       1,936
                                                          -------     -------     -------     -------     -------     -------
Distributions From:
  Net Investment Income:                                     (630)       (492)       (378)       (300)       (321)       (320)
  Net Short-Term Gains:                                        (7)         --          (3)         --          (3)         --
  Net Long-Term Gains:                                         (2)         --          (4)         --          (3)         --
                                                          -------     -------     -------     -------     -------     -------
     Total Distributions...............................      (639)       (492)       (385)       (300)       (327)       (320)
                                                          -------     -------     -------     -------     -------     -------
Capital Share Transactions (1):
  Shares Issued........................................    25,759      53,714      28,403      29,353      17,879      28,515
  Shares Issued in Lieu of Cash Distributions..........       639         491         384         299         325         320
  Shares Redeemed......................................    (5,141)     (4,828)     (3,480)     (2,448)     (3,827)     (2,181)
                                                          -------     -------     -------     -------     -------     -------
     Net Increase (Decrease) from Capital Share
      Transactions.....................................    21,257      49,377      25,307      27,204      14,377      26,654
                                                          -------     -------     -------     -------     -------     -------
     Total Increase (Decrease) in Net Assets...........    24,837      51,966      28,554      28,708      17,694      28,270
NET ASSETS
  Beginning of Period..................................    51,966          --      28,708          --      28,270          --
                                                          -------     -------     -------     -------     -------     -------
  End of Period........................................   $76,803     $51,966     $57,262     $28,708     $45,964     $28,270
                                                          =======     =======     =======     =======     =======     =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................     2,427       5,437       2,689       3,052       1,680       2,996
  Shares Issued in Lieu of Cash Distributions..........        61          48          37          30          31          33
  Shares Redeemed......................................      (488)       (476)       (329)       (246)       (369)       (222)
                                                          -------     -------     -------     -------     -------     -------
     Net Increase (Decrease) from Shares Issued
      and Redeemed.....................................     2,000       5,009       2,397       2,836       1,342       2,807
                                                          =======     =======     =======     =======     =======     =======
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)...............................................   $     4     $    27     $     4     $    13     $     3     $    12

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                 DIMENSIONAL 2045 TARGET DIMENSIONAL 2050 TARGET DIMENSIONAL 2055 TARGET
                                                 DATE RETIREMENT INCOME  DATE RETIREMENT INCOME  DATE RETIREMENT INCOME
                                                         FUND                    FUND                    FUND
                                                 ----------------------  ----------------------  ----------------------
                                                                PERIOD                  PERIOD                  PERIOD
                                                               NOV. 2,                 NOV. 2,                 NOV. 2,
                                                 SIX MONTHS    2015(A)   SIX MONTHS    2015(A)   SIX MONTHS    2015(A)
                                                    ENDED         TO        ENDED         TO        ENDED         TO
                                                  APRIL 30,    OCT. 31,   APRIL 30,    OCT. 31,   APRIL 30,    OCT. 31,
                                                    2017         2016       2017         2016       2017         2016
                                                 -----------   --------  -----------   --------  -----------   --------
                                                 (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..................   $   196     $   149     $   171     $   163     $   43       $   29
  Capital Gain Distributions Received from
   Affiliated Investment Companies..............        54          --          46           3         10            3
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares
     Sold.......................................       (16)         (9)         (2)        (21)        (2)          (1)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Affiliated Investment Companies Shares......     2,272         731       2,002         688        514           54
                                                   -------     -------     -------     -------     ------       ------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.................     2,506         871       2,217         833        565           85
                                                   -------     -------     -------     -------     ------       ------
Distributions From:
  Net Investment Income.........................      (205)       (140)       (182)       (152)       (47)         (25)
  Net Long-Term Gains...........................        --          --          (3)         --         (3)          --
                                                   -------     -------     -------     -------     ------       ------
     Total Distributions........................      (205)       (140)       (185)       (152)       (50)         (25)
                                                   -------     -------     -------     -------     ------       ------
Capital Share Transactions (1):
  Shares Issued.................................    14,540      16,242      11,959      14,381      4,718        3,040
  Shares Issued in Lieu of Cash Distributions...       205         140         185         152         50           25
  Shares Redeemed...............................    (1,721)     (1,394)     (1,278)       (853)      (346)        (147)
                                                   -------     -------     -------     -------     ------       ------
     Net Increase (Decrease) from Capital
      Share Transactions........................    13,024      14,988      10,866      13,680      4,422        2,918
                                                   -------     -------     -------     -------     ------       ------
     Total Increase (Decrease) in Net Assets....    15,325      15,719      12,898      14,361      4,937        2,978
NET ASSETS
  Beginning of Period...........................    15,719          --      14,361          --      2,978           --
                                                   -------     -------     -------     -------     ------       ------
  End of Period.................................   $31,044     $15,719     $27,259     $14,361     $7,915       $2,978
                                                   =======     =======     =======     =======     ======       ======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................     1,360       1,688       1,121       1,505        443          309
  Shares Issued in Lieu of Cash Distributions...        19          14          17          16          5            3
  Shares Redeemed...............................      (162)       (140)       (121)        (88)       (33)         (15)
                                                   -------     -------     -------     -------     ------       ------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.......................     1,217       1,562       1,017       1,433        415          297
                                                   =======     =======     =======     =======     ======       ======
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)........................................   $    --     $     9     $    --     $    11     $   --       $    4

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                        DIMENSIONAL 2060 TARGET
                                                                                        DATE RETIREMENT INCOME
                                                                                                FUND
                                                                                        ----------------------
                                                                                                       PERIOD
                                                                                                      NOV. 2,
                                                                                        SIX MONTHS    2015(A)
                                                                                           ENDED         TO
                                                                                         APRIL 30,    OCT. 31,
                                                                                           2017         2016
                                                                                        -----------   --------
                                                                                        (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).........................................................   $   25       $   18
  Capital Gain Distributions Received from Affiliated Investment Companies.............        6            3
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold........................................       (2)         (27)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares.............................................      261           33
                                                                                          ------       ------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................      290           27
                                                                                          ------       ------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................      (28)         (15)
                                                                                          ------       ------
     Total Distributions...............................................................      (28)         (15)
                                                                                          ------       ------
Capital Share Transactions (1):
  Shares Issued........................................................................    2,683        2,129
  Shares Issued in Lieu of Cash Distributions..........................................       28           15
  Shares Redeemed......................................................................     (540)        (567)
                                                                                          ------       ------
     Net Increase (Decrease) from Capital Share Transactions...........................    2,171        1,577
                                                                                          ------       ------
     Total Increase (Decrease) in Net Assets...........................................    2,433        1,589
NET ASSETS
  Beginning of Period..................................................................    1,589           --
                                                                                          ------       ------
  End of Period........................................................................   $4,022       $1,589
                                                                                          ======       ======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................................................      252          216
  Shares Issued in Lieu of Cash Distributions..........................................        3            1
  Shares Redeemed......................................................................      (50)         (59)
                                                                                          ------       ------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................      205          158
                                                                                          ======       ======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME).   $   --       $    3

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        DIMENSIONAL 2015              DIMENSIONAL 2020
                                                                     TARGET DATE RETIREMENT        TARGET DATE RETIREMENT
                                                                           INCOME FUND                   INCOME FUND
                                                                  ----------------------        ----------------------
                                                                                    PERIOD                        PERIOD
                                                                  SIX MONTHS       NOV. 2,      SIX MONTHS       NOV. 2,
                                                                     ENDED        2015(A) TO       ENDED        2015(A) TO
                                                                   APRIL 30,       OCT. 31,      APRIL 30,       OCT. 31,
                                                                     2017            2016          2017            2016
-----------------------------------------------------------------------------------------------------------------------------
                                                                  (UNAUDITED)                   (UNAUDITED)
Net Asset Value, Beginning of Period.............................   $ 10.54      $ 10.00          $ 10.58      $ 10.00
                                                                    -------      -------          -------      -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)................................      0.10         0.16             0.10         0.18
 Net Gains (Losses) on Securities (Realized and Unrealized)......      0.16         0.51             0.22         0.56
                                                                    -------      -------          -------      -------
   Total from Investment Operations..............................      0.26         0.67             0.32         0.74
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........................................     (0.11)       (0.13)           (0.12)       (0.16)
 Net Realized Gains..............................................     (0.02)          --               --           --
                                                                    -------      -------          -------      -------
   Total Distributions...........................................     (0.13)       (0.13)           (0.12)       (0.16)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...................................   $ 10.67      $ 10.54          $ 10.78      $ 10.58
================================================================  ===========   ==========      ===========   ==========
Total Return (D).................................................      2.49%        6.67%            3.04%        7.40%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................   $29,312      $24,434          $74,250      $54,543
Ratio of Expenses to Average Net Assets (C)......................      0.20%(E)     0.21%(B)(E)      0.22%(E)     0.23%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (C).......................................      0.28%(E)     0.47%(B)(E)      0.25%(E)     0.37%(B)(E)
Ratio of Net Investment Income to Average Net Assets.............      1.90%(E)     1.57%(B)(E)      1.98%(E)     1.76%(B)(E)
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

              (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)(A)

                                                                        DIMENSIONAL 2025              DIMENSIONAL 2030
                                                                     TARGET DATE RETIREMENT        TARGET DATE RETIREMENT
                                                                           INCOME FUND                   INCOME FUND
                                                                  ----------------------        ----------------------
                                                                                    PERIOD                        PERIOD
                                                                  SIX MONTHS       NOV. 2,      SIX MONTHS       NOV. 2,
                                                                     ENDED        2015(A) TO       ENDED        2015(A) TO
                                                                   APRIL 30,       OCT. 31,      APRIL 30,       OCT. 31,
                                                                     2017            2016          2017            2016
-----------------------------------------------------------------------------------------------------------------------------
                                                                  (UNAUDITED)                   (UNAUDITED)
Net Asset Value, Beginning of Period.............................   $ 10.52      $ 10.00          $ 10.37      $ 10.00
                                                                    -------      -------          -------      -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)................................      0.10         0.20             0.10         0.19
 Net Gains (Losses) on Securities (Realized and Unrealized)......      0.39         0.48             0.60         0.33
                                                                    -------      -------          -------      -------
   Total from Investment Operations..............................      0.49         0.68             0.70         0.52
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........................................     (0.11)       (0.16)           (0.11)       (0.15)
 Net Realized Gains..............................................        --           --               --           --
                                                                    -------      -------          -------      -------
   Total Distributions...........................................     (0.11)       (0.16)           (0.11)       (0.15)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...................................   $ 10.90      $ 10.52          $ 10.96      $ 10.37
================================================================  ===========   ==========      ===========   ==========
Total Return (D).................................................      4.76%        6.89%            6.83%        5.25%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................   $86,032      $56,900          $76,803      $51,966
Ratio of Expenses to Average Net Assets (C)......................      0.24%(E)     0.25%(B)(E)      0.25%(E)     0.26%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (C).......................................      0.26%(E)     0.37%(B)(E)      0.28%(E)     0.43%(B)(E)
Ratio of Net Investment Income to Average Net Assets.............      1.98%(E)     1.92%(B)(E)      1.95%(E)     1.92%(B)(E)
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

              (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)(A)

                                                                        DIMENSIONAL 2035              DIMENSIONAL 2040
                                                                     TARGET DATE RETIREMENT        TARGET DATE RETIREMENT
                                                                           INCOME FUND                   INCOME FUND
                                                                  ----------------------        ----------------------
                                                                                    PERIOD                        PERIOD
                                                                  SIX MONTHS       NOV. 2,      SIX MONTHS       NOV. 2,
                                                                     ENDED        2015(A) TO       ENDED        2015(A) TO
                                                                   APRIL 30,       OCT. 31,      APRIL 30,       OCT. 31,
                                                                     2017            2016          2017            2016
-----------------------------------------------------------------------------------------------------------------------------
                                                                  (UNAUDITED)                   (UNAUDITED)
Net Asset Value, Beginning of Period.............................   $ 10.12      $ 10.00          $ 10.07      $ 10.00
                                                                    -------      -------          -------      -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)................................      0.09         0.18             0.09         0.19
 Net Gains (Losses) on Securities (Realized and Unrealized)......      0.83         0.09             1.02         0.03
                                                                    -------      -------          -------      -------
   Total from Investment Operations..............................      0.92         0.27             1.11         0.22
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........................................     (0.10)       (0.15)           (0.10)       (0.15)
 Net Realized Gains..............................................        --           --               --           --
                                                                    -------      -------          -------      -------
   Total Distributions...........................................     (0.10)       (0.15)           (0.10)       (0.15)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...................................   $ 10.94      $ 10.12          $ 11.08      $ 10.07
================================================================  ===========   ==========      ===========   ==========
Total Return (D).................................................      9.15%        2.75%           11.08%        2.20%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................   $57,262      $28,708          $45,964      $28,270
Ratio of Expenses to Average Net Assets (C)......................      0.26%(E)     0.28%(B)(E)      0.27%(E)     0.28%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (C).......................................      0.30%(E)     0.52%(B)(E)      0.32%(E)     0.52%(B)(E)
Ratio of Net Investment Income to Average Net Assets.............      1.75%(E)     1.84%(B)(E)      1.74%(E)     1.90%(B)(E)
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        DIMENSIONAL 2045              DIMENSIONAL 2050
                                                                     TARGET DATE RETIREMENT        TARGET DATE RETIREMENT
                                                                           INCOME FUND                   INCOME FUND
                                                                  ----------------------        ----------------------
                                                                                    PERIOD                        PERIOD
                                                                  SIX MONTHS       NOV. 2,      SIX MONTHS       NOV. 2,
                                                                     ENDED        2015(A) TO       ENDED        2015(A) TO
                                                                   APRIL 30,       OCT. 31,      APRIL 30,       OCT. 31,
                                                                     2017            2016          2017            2016
-----------------------------------------------------------------------------------------------------------------------------
                                                                  (UNAUDITED)                   (UNAUDITED)
Net Asset Value, Beginning of Period.............................   $ 10.06      $ 10.00          $ 10.02      $ 10.00
                                                                    -------      -------          -------      -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)................................      0.09         0.19             0.09         0.18
 Net Gains (Losses) on Securities (Realized and Unrealized)......      1.12         0.02             1.12         0.04
                                                                    -------      -------          -------      -------
   Total from Investment Operations..............................      1.21         0.21             1.21         0.22
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........................................     (0.10)       (0.15)           (0.11)       (0.20)
 Net Realized Gains..............................................        --           --               --           --
                                                                    -------      -------          -------      -------
   Total Distributions...........................................     (0.10)       (0.15)           (0.11)       (0.20)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...................................   $ 11.17      $ 10.06          $ 11.12      $ 10.02
================================================================  ===========   ==========      ===========   ==========
Total Return (D).................................................     12.11%        2.20%           12.11%        2.24%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................   $31,044      $15,719          $27,259      $14,361
Ratio of Expenses to Average Net Assets (C)......................      0.27%(E)     0.29%(B)(E)      0.27%(E)     0.28%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (C).......................................      0.34%(E)     0.77%(B)(E)      0.36%(E)     0.74%(B)(E)
Ratio of Net Investment Income to Average Net Assets.............      1.71%(E)     1.89%(B)(E)      1.70%(E)     1.86%(B)(E)
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

              (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)(A)

                                                                        DIMENSIONAL 2055             DIMENSIONAL 2060
                                                                     TARGET DATE RETIREMENT       TARGET DATE RETIREMENT
                                                                          INCOME FUND                  INCOME FUND
                                                                  ---------------------        ---------------------
                                                                                  PERIOD                       PERIOD
                                                                  SIX MONTHS     NOV. 2,       SIX MONTHS     NOV. 2,
                                                                     ENDED      2015(A) TO        ENDED      2015(A) TO
                                                                   APRIL 30,     OCT. 31,       APRIL 30,     OCT. 31,
                                                                     2017          2016           2017          2016
---------------------------------------------------------------------------------------------------------------------------
                                                                  (UNAUDITED)                  (UNAUDITED)
Net Asset Value, Beginning of Period.............................   $10.03       $10.00          $10.04       $10.00
                                                                    ------       ------          ------       ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)................................     0.09         0.20            0.10         0.19
 Net Gains (Losses) on Securities (Realized and Unrealized)......     1.11         0.02            1.10         0.03
                                                                    ------       ------          ------       ------
   Total from Investment Operations..............................     1.20         0.22            1.20         0.22
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........................................    (0.11)       (0.19)          (0.11)       (0.18)
 Net Realized Gains..............................................    (0.01)          --              --           --
                                                                    ------       ------          ------       ------
   Total Distributions...........................................    (0.12)       (0.19)          (0.11)       (0.18)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...................................   $11.11       $10.03          $11.13       $10.04
================================================================  ===========  ==========      ===========  ==========
Total Return (D).................................................    12.03%        2.24%          12.05%        2.24%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................   $7,915       $2,978          $4,022       $1,589
Ratio of Expenses to Average Net Assets (C)......................     0.27%(E)     0.29%(B)(E)     0.27%(E)     0.29%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (C).......................................     0.59%(E)     3.60%(B)(E)     0.89%(E)     5.48%(B)(E)
Ratio of Net Investment Income to Average Net Assets.............     1.67%(E)     2.02%(B)(E)     1.80%(E)     1.96%(B)(E)
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-six operational portfolios, of which ten (the "Portfolios") are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolios achieve their investment objectives by primarily investing in other series of IDG and Dimensional Investment Group Inc. ("DIG")
(collectively, the "Master Funds").

                                                                                              PERCENTAGE
                                                                                               OWNERSHIP
FUND OF FUNDS                                   MASTER FUNDS                                  AT 04/30/17
-------------                                   ------------                                  -----------
Dimensional 2015 Target Date Retirement Income
Fund                                            U.S. Large Company Portfolio (DIG)                --*
                                                U.S. Core Equity 1 Portfolio (IDG)                --*
                                                Large Cap International Portfolio (IDG)           --*
                                                International Core Equity Portfolio (IDG)         --*
                                                Emerging Markets Core Equity Portfolio (IDG)      --*
                                                DFA LTIP Portfolio (IDG)                           4%
                                                DFA Inflation-Protected Securities Portfolio
                                                  (IDG)                                           --*
Dimensional 2020 Target Date Retirement Income
Fund                                            U.S. Large Company Portfolio (DIG)                --*
                                                U.S. Core Equity 1 Portfolio (IDG)                --*
                                                Large Cap International Portfolio (IDG)           --*
                                                International Core Equity Portfolio (IDG)         --*
                                                Emerging Markets Core Equity Portfolio (IDG)      --*
                                                DFA Two-Year Global Fixed Income Portfolio
                                                  (IDG)                                           --*
                                                DFA Short-Term Extended Quality Portfolio
                                                  (IDG)                                           --*
                                                DFA LTIP Portfolio (IDG)                          21%
                                                DFA Inflation-Protected Securities Portfolio
                                                  (IDG)                                            1%
Dimensional 2025 Target Date Retirement Income
Fund                                            U.S. Large Company Portfolio (DIG)                --*
                                                U.S. Core Equity 1 Portfolio (IDG)                --*
                                                Large Cap International Portfolio (IDG)           --*
                                                International Core Equity Portfolio (IDG)         --*
                                                Emerging Markets Core Equity Portfolio (IDG)      --*
                                                DFA Two-Year Global Fixed Income Portfolio
                                                  (IDG)                                           --*
                                                DFA Short-Term Extended Quality Portfolio
                                                  (IDG)
                                                DFA LTIP Portfolio (IDG)                          29%
                                                DFA Inflation-Protected Securities Portfolio
                                                  (IDG)                                           --*

                                                                                              PERCENTAGE
                                                                                               OWNERSHIP
FUND OF FUNDS                                                                                 AT 04/30/17
-------------                                                                                 -----------
Dimensional 2030 Target Date Retirement Income
Fund                                            U.S. Large Company Portfolio (DIG)                --*
                                                U.S. Core Equity 1 Portfolio (IDG)                --*
                                                Large Cap International Portfolio (IDG)           --*
                                                International Core Equity Portfolio (IDG)         --*
                                                Emerging Markets Core Equity Portfolio (IDG)      --*
                                                DFA Two-Year Global Fixed Income Portfolio
                                                  (IDG)                                           --*
                                                DFA Short-Term Extended Quality Portfolio
                                                  (IDG)                                           --*
                                                DFA LTIP Portfolio (IDG)                          21%
Dimensional 2035 Target Date Retirement Income
Fund                                            U.S. Large Company Portfolio (DIG)                --*
                                                U.S. Core Equity 1 Portfolio (IDG)                --*
                                                Large Cap International Portfolio (IDG)           --*
                                                International Core Equity Portfolio (IDG)         --*
                                                Emerging Markets Core Equity Portfolio (IDG)      --*
                                                DFA Two-Year Global Fixed Income Portfolio
                                                  (IDG)                                           --*
                                                DFA Short-Term Extended Quality Portfolio
                                                  (IDG)                                           --*
                                                DFA LTIP Portfolio (IDG)                           5%
Dimensional 2040 Target Date Retirement Income
Fund                                            U.S. Large Company Portfolio (DIG)                --*
                                                U.S. Core Equity 1 Portfolio (IDG)                --*
                                                Large Cap International Portfolio (IDG)           --*
                                                International Core Equity Portfolio (IDG)         --*
                                                Emerging Markets Core Equity Portfolio (IDG)      --*
                                                DFA Two-Year Global Fixed Income Portfolio
                                                  (IDG)                                           --*
                                                DFA Short-Term Extended Quality Portfolio
                                                  (IDG)                                           --*
Dimensional 2045 Target Date Retirement Income
Fund                                            U.S. Large Company Portfolio (DIG)                --*
                                                U.S. Core Equity 1 Portfolio (IDG)                --*
                                                Large Cap International Portfolio (IDG)           --*
                                                International Core Equity Portfolio (IDG)         --*
                                                Emerging Markets Core Equity Portfolio (IDG)      --*
                                                DFA Two-Year Global Fixed Income Portfolio
                                                  (IDG)                                           --*
                                                DFA Short-Term Extended Quality Portfolio
                                                  (IDG)                                           --*
Dimensional 2050 Target Date Retirement Income
Fund                                            U.S. Large Company Portfolio (DIG)                --*
                                                U.S. Core Equity 1 Portfolio (IDG)                --*
                                                Large Cap International Portfolio (IDG)           --*
                                                International Core Equity Portfolio (IDG)         --*
                                                Emerging Markets Core Equity Portfolio (IDG)      --*
                                                DFA Two-Year Global Fixed Income Portfolio
                                                  (IDG)                                           --*
                                                DFA Short-Term Extended Quality Portfolio
                                                  (IDG)                                           --*

                                                                                              PERCENTAGE
                                                                                               OWNERSHIP
FUND OF FUNDS                                                                                 AT 04/30/17
-------------                                                                                 -----------
Dimensional 2055 Target Date Retirement Income
Fund                                            U.S. Large Company Portfolio (DIG)                --*
                                                U.S. Core Equity 1 Portfolio (IDG)                --*
                                                Large Cap International Portfolio (IDG)           --*
                                                International Core Equity Portfolio (IDG)         --*
                                                Emerging Markets Core Equity Portfolio (IDG)      --*
                                                DFA Two-Year Global Fixed Income Portfolio
                                                  (IDG)                                           --*
                                                DFA Short-Term Extended Quality Portfolio
                                                  (IDG)                                           --*
Dimensional 2060 Target Date Retirement Income
Fund                                            U.S. Large Company Portfolio (DIG)                --*
                                                U.S. Core Equity 1 Portfolio (IDG)                --*
                                                Large Cap International Portfolio (IDG)           --*
                                                International Core Equity Portfolio (IDG)         --*
                                                Emerging Markets Core Equity Portfolio (IDG)      --*
                                                DFA Two-Year Global Fixed Income Portfolio
                                                  (IDG)                                           --*
                                                DFA Short-Term Extended Quality Portfolio
                                                  (IDG)                                           --*

* Amounts designated as -- are less than 1%.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Master Fund shares held by the Portfolios are valued at their respective daily net asset values as reported by their administrator, as the Master Funds are treated as regulated investment companies. These valuations are classified as Level 1 in the hierarchy.

   A Summary of the inputs used to value each Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Portfolio.

   For the six months ended April 30, 2017, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Dimensional 2015 Target Date Retirement Income Fund. 0.03%
           Dimensional 2020 Target Date Retirement Income Fund. 0.03%
           Dimensional 2025 Target Date Retirement Income Fund. 0.03%
           Dimensional 2030 Target Date Retirement Income Fund. 0.03%
           Dimensional 2035 Target Date Retirement Income Fund. 0.03%
           Dimensional 2040 Target Date Retirement Income Fund. 0.03%
           Dimensional 2045 Target Date Retirement Income Fund. 0.03%
           Dimensional 2050 Target Date Retirement Income Fund. 0.03%
           Dimensional 2055 Target Date Retirement Income Fund. 0.03%
           Dimensional 2060 Target Date Retirement Income Fund. 0.03%

   Pursuant to a Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement") for each Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement for each Portfolio will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for Institutional Class shares of the Portfolio to exceed the Expense Limitation Amount listed below. For the period ended April 30, 2017, the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2017, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                            NET WAIVED FEES/
                                                             PREVIOUSLY     EXPENSES ASSUMED
                                             RECOVERY       WAIVED FEES/       (RECOVERED
                               EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  PREVIOUSLY WAIVED
                              LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE   FEES/EXPENSES
INSTITUTIONAL CLASS SHARES      AMOUNT   EXPENSES ASSUMED     RECOVERY          ASSUMED)
--------------------------    ---------- ---------------- ----------------- -----------------
Dimensional 2015 Target Date
  Retirement Income Fund.....    0.06%         $ 1               $51               $10
Dimensional 2020 Target Date
  Retirement Income Fund.....    0.06%           2                53                 9
Dimensional 2025 Target Date
  Retirement Income Fund.....    0.06%           1                52                 8
Dimensional 2030 Target Date
  Retirement Income Fund.....    0.06%           2                53                 9
Dimensional 2035 Target Date
  Retirement Income Fund.....    0.06%           1                50                 9
Dimensional 2040 Target Date
  Retirement Income Fund.....    0.06%           2                50                 9
Dimensional 2045 Target Date
  Retirement Income Fund.....    0.06%           1                48                 9
Dimensional 2050 Target Date
  Retirement Income Fund.....    0.06%           1                49                 9
Dimensional 2055 Target Date
  Retirement Income Fund.....    0.06%          --                56                 8
Dimensional 2060 Target Date
  Retirement Income Fund.....    0.06%          --                56                 9

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid by the Fund to the CCO were $150 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

            Dimensional 2015 Target Date Retirement Income Fund. --*
            Dimensional 2020 Target Date Retirement Income Fund. --*
            Dimensional 2025 Target Date Retirement Income Fund. --*
            Dimensional 2030 Target Date Retirement Income Fund. --*
            Dimensional 2035 Target Date Retirement Income Fund. --*
            Dimensional 2040 Target Date Retirement Income Fund. --*
            Dimensional 2045 Target Date Retirement Income Fund. --*
            Dimensional 2050 Target Date Retirement Income Fund. --*
            Dimensional 2055 Target Date Retirement Income Fund. --*
            Dimensional 2060 Target Date Retirement Income Fund. --*

* Amounts designated as -- are less than $500

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, the Portfolios' transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                              DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND
                                        ----------------------------------------------------------------
                                        BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES         10/31/2016 4/30/2017  PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------         ---------- ---------- --------- ------ -------- ----------------
DFA Inflation-Protected Securities
  Portfolio............................  $14,799    $17,521    $ 5,076  $2,166   $150         $ 37
DFA LTIP Portfolio.....................    3,531      4,478      1,690     600     51            3
U.S. Large Company Portfolio...........    1,857      2,242        619     457     24           11
U.S. Core Equity 1 Portfolio...........    1,859      2,233        614     493     19            8
Large Cap International Portfolio......    1,206      1,427        375     282     12           --
International Core Equity Portfolio....      603        716        180     136      5           --
Emerging Markets Core Equity Portfolio.      569        676        171     122      3           --
                                         -------    -------    -------  ------   ----         ----
Total..................................  $24,424    $29,293    $ 8,725  $4,256   $264         $ 59
                                         =======    =======    =======  ======   ====         ====

                                              DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND
                                        ----------------------------------------------------------------
                                        BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES         10/31/2016 4/30/2017  PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------         ---------- ---------- --------- ------ -------- ----------------
DFA Inflation-Protected Securities
  Portfolio............................  $19,804    $27,206    $ 7,800  $  186   $215         $ 52
DFA LTIP Portfolio.....................   14,553     20,523      6,901     341    223           11
U.S. Core Equity 1 Portfolio...........    5,548      7,397      1,456     371     59           27
U.S. Large Company Portfolio...........    5,545      7,387      1,402     240     75           34
Large Cap International Portfolio......    3,596      4,703        866     166     39           --
International Core Equity Portfolio....    1,797      2,347        402      72     17           --
Emerging Markets Core Equity Portfolio.    1,698      2,199        350      37      9           --
DFA Short-Term Extended Quality
  Portfolio............................      916      1,074        180      17      9           --
DFA Two-Year Global Fixed Income
  Portfolio............................      916      1,070        177      21      6           --
                                         -------    -------    -------  ------   ----         ----
Total..................................  $54,373    $73,906    $19,534  $1,451   $652         $124
                                         =======    =======    =======  ======   ====         ====


                                              DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND
                                        ----------------------------------------------------------------
                                        BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES         10/31/2016 4/30/2017  PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------         ---------- ---------- --------- ------ -------- ----------------
DFA LTIP Portfolio.....................  $18,183    $28,944    $12,147  $  657   $296         $ 15
U.S. Large Company Portfolio...........    8,124     12,105      3,517     586    116           51
U.S. Core Equity 1 Portfolio...........    8,124     12,059      3,604     831     92           40
DFA Inflation-Protected Securities
  Portfolio............................    7,103     10,652      3,993     380     79           18
Large Cap International Portfolio......    5,267      7,707      2,161     367     61           --
International Core Equity Portfolio....    2,631      3,895        977      62     26           --
Emerging Markets Core Equity Portfolio.    2,492      3,657        911      60     13           --
DFA Two-Year Global Fixed Income
  Portfolio............................    2,472      3,464      1,120     125     18           --
DFA Short-Term Extended Quality
  Portfolio............................    2,469      3,462      1,134     129     27           --
                                         -------    -------    -------  ------   ----         ----
Total..................................  $56,865    $85,945    $29,564  $3,197   $728         $124
                                         =======    =======    =======  ======   ====         ====

                                              DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND
                                        ----------------------------------------------------------------
                                        BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES         10/31/2016 4/30/2017  PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------         ---------- ---------- --------- ------ -------- ----------------
DFA LTIP Portfolio.....................  $13,386    $21,187    $ 9,024  $  747   $213         $ 11
U.S. Core Equity 1 Portfolio...........    9,557     13,931      3,486     452    104           46
U.S. Large Company Portfolio...........    9,547     13,914      3,526     351    131           58
Large Cap International Portfolio......    6,201      8,879      2,298     352     69           --
DFA Short-Term Extended Quality
  Portfolio............................    3,612      5,036      1,608     166     39           --
DFA Two-Year Global Fixed Income
  Portfolio............................    3,612      5,030      1,566     142     27           --
International Core Equity Portfolio....    3,101      4,437      1,061     119     29           --
Emerging Markets Core Equity Portfolio.    2,927      4,180      1,004      90     14           --
                                         -------    -------    -------  ------   ----         ----
Total..................................  $51,943    $76,594    $23,573  $2,419   $626         $115
                                         =======    =======    =======  ======   ====         ====

                                              DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND
                                        ----------------------------------------------------------------
                                        BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES         10/31/2016 4/30/2017  PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------         ---------- ---------- --------- ------ -------- ----------------
U.S. Large Company Portfolio...........  $ 6,451    $12,705    $ 5,591  $  285   $107         $ 44
U.S. Core Equity 1 Portfolio...........    6,460     12,696      5,575     377     84           33
Large Cap International Portfolio......    4,189      8,102      3,602     308     54           --
DFA Short-Term Extended Quality
  Portfolio............................    2,767      5,302      2,719     174     37           --
DFA Two-Year Global Fixed Income
  Portfolio............................    2,770      5,295      2,693     166     25           --
DFA LTIP Portfolio.....................    1,983      4,991      3,191     134     41            2
International Core Equity Portfolio....    2,092      4,052      1,735     109     23           --
Emerging Markets Core Equity Portfolio.    1,977      3,817      1,578      44     11           --
                                         -------    -------    -------  ------   ----         ----
Total..................................  $28,689    $56,960    $26,684  $1,597   $382         $ 79
                                         =======    =======    =======  ======   ====         ====


                                              DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND
                                        ----------------------------------------------------------------
                                        BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES         10/31/2016 4/30/2017  PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------         ---------- ---------- --------- ------ -------- ----------------
U.S. Core Equity 1 Portfolio...........  $ 7,536    $12,096    $ 4,157  $  656   $ 85         $36
U.S. Large Company Portfolio...........    7,543     12,082      4,225     647    109          47
Large Cap International Portfolio......    4,870      7,707      2,590     363     56          --
International Core Equity Portfolio....    2,429      3,852      1,258     164     23          --
Emerging Markets Core Equity Portfolio.    2,298      3,625      1,173     143     12          --
DFA Short-Term Extended Quality
  Portfolio............................    1,784      3,181      1,611     208     22          --
DFA Two-Year Global Fixed Income
  Portfolio............................    1,784      3,177      1,596     201     15          --
                                         -------    -------    -------  ------   ----         ---
Total..................................  $28,244    $45,720    $16,610  $2,382   $322         $83
                                         =======    =======    =======  ======   ====         ===

                                              DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND
                                        ----------------------------------------------------------------
                                        BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES         10/31/2016 4/30/2017  PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------         ---------- ---------- --------- ------ -------- ----------------
U.S. Large Company Portfolio...........  $ 4,542    $ 9,022    $ 4,100  $  278   $ 74         $31
U.S. Core Equity 1 Portfolio...........    4,547      8,991      4,007     275     59          23
Large Cap International Portfolio......    2,950      5,742      2,561     203     38          --
International Core Equity Portfolio....    1,475      2,873      1,251      87     15          --
Emerging Markets Core Equity Portfolio.    1,392      2,704      1,155      65      8          --
DFA Short-Term Extended Quality
  Portfolio............................      393        774        427      44      5          --
DFA Two-Year Global Fixed Income
  Portfolio............................      394        774        422      42      4          --
                                         -------    -------    -------  ------   ----         ---
Total..................................  $15,693    $30,880    $13,923  $  994   $203         $54
                                         =======    =======    =======  ======   ====         ===

                                              DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND
                                        ----------------------------------------------------------------
                                        BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES         10/31/2016 4/30/2017  PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------         ---------- ---------- --------- ------ -------- ----------------
U.S. Large Company Portfolio...........  $ 4,152    $ 7,931    $ 3,316  $  123   $ 65         $26
U.S. Core Equity 1 Portfolio...........    4,157      7,901      3,243     136     51          20
Large Cap International Portfolio......    2,697      5,036      2,058      99     33          --
International Core Equity Portfolio....    1,349      2,523      1,007      37     13          --
Emerging Markets Core Equity Portfolio.    1,273      2,379        951      39      7          --
DFA Two-Year Global Fixed Income
  Portfolio............................      359        680        347      25      3          --
DFA Short-Term Extended Quality
  Portfolio............................      359        680        350      28      5          --
                                         -------    -------    -------  ------   ----         ---
Total..................................  $14,346    $27,130    $11,272  $  487   $177         $46
                                         =======    =======    =======  ======   ====         ===

                                              DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND
                                        ----------------------------------------------------------------
                                        BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES         10/31/2016 4/30/2017  PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------         ---------- ---------- --------- ------ -------- ----------------
U.S. Large Company Portfolio...........  $   860    $ 2,304    $ 1,331  $   32   $ 17         $ 6
U.S. Core Equity 1 Portfolio...........      860      2,297      1,316      33     13           4
Large Cap International Portfolio......      558      1,466        826      20      8          --
International Core Equity Portfolio....      279        734        408       8      3          --
Emerging Markets Core Equity Portfolio.      264        691        376       4      2          --
DFA Short-Term Extended Quality
  Portfolio............................       74        197        129       6      1          --
DFA Two-Year Global Fixed Income
  Portfolio............................       74        197        128       5      1          --
                                         -------    -------    -------  ------   ----         ---
Total..................................  $ 2,969    $ 7,886    $ 4,514  $  108   $ 45         $10
                                         =======    =======    =======  ======   ====         ===

                                              DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND
                                        ---------------------------------------------------------------
                                        BALANCE AT BALANCE AT                 DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES         10/31/2016 4/30/2017  PURCHASES SALES  INCOME   REALIZED GAINS
-------------------------------         ---------- ---------- --------- ----- -------- ----------------
U.S. Large Company Portfolio...........   $  456     $1,168    $  709   $ 69    $ 9          $ 3
U.S. Core Equity 1 Portfolio...........      455      1,164       695     64      8            3
Large Cap International Portfolio......      295        744       439     44      5           --
International Core Equity Portfolio....      149        371       212     18      2           --
Emerging Markets Core Equity Portfolio.      139        350       202     19      1           --
DFA Two-Year Global Fixed Income
  Portfolio............................       39        101        67      5     --           --
DFA Short-Term Extended Quality
  Portfolio............................       40         99        66      7      1           --
                                          ------     ------    ------   ----    ---          ---
Total..................................   $1,573     $3,997    $2,390   $226    $26          $ 6
                                          ======     ======    ======   ====    ===          ===

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to gains on securities considered to be "passive foreign investment companies", tax equalization, realized foreign capital gains tax, non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                         INCREASE       INCREASE
                                                                        (DECREASE)     (DECREASE)
                                                         INCREASE     UNDISTRIBUTED    ACCUMULATED
                                                        (DECREASE)    NET INVESTMENT  NET REALIZED
                                                     PAID-IN CAPITAL*    INCOME*     GAINS (LOSSES)*
                                                     ---------------- -------------- ---------------
Dimensional 2015 Target Date Retirement Income Fund.       $(1)             --             $ 1
Dimensional 2020 Target Date Retirement Income Fund.        (3)             --               3
Dimensional 2025 Target Date Retirement Income Fund.        (4)             --               4
Dimensional 2030 Target Date Retirement Income Fund.        (2)             --               2
Dimensional 2035 Target Date Retirement Income Fund.        --              --              --
Dimensional 2040 Target Date Retirement Income Fund.        --              --              --
Dimensional 2045 Target Date Retirement Income Fund.        --              --              --
Dimensional 2050 Target Date Retirement Income Fund.        --              --              --
Dimensional 2055 Target Date Retirement Income Fund.        --              --              --
Dimensional 2060 Target Date Retirement Income Fund.        --              --              --

* Amounts designated as -- are less than $500.

   The tax character of dividends and distributions declared and paid during the period ended October 31, 2016 were as follows (amounts in thousands):

                                                     NET INVESTMENT
                                                       INCOME AND
                                                       SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                     CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                                     -------------- ------------- ---------- -----
Dimensional 2015 Target Date Retirement Income Fund
2016................................................      $237           --           --     $237
Dimensional 2020 Target Date Retirement Income Fund
2016................................................       541           --           --      541
Dimensional 2025 Target Date Retirement Income Fund
2016................................................       647           --           --      647
Dimensional 2030 Target Date Retirement Income Fund
2016................................................       492           --           --      492
Dimensional 2035 Target Date Retirement Income Fund
2016................................................       300           --           --      300
Dimensional 2040 Target Date Retirement Income Fund
2016................................................       320           --           --      320
Dimensional 2045 Target Date Retirement Income Fund
2016................................................       140           --           --      140
Dimensional 2050 Target Date Retirement Income Fund
2016................................................       152           --           --      152
Dimensional 2055 Target Date Retirement Income Fund
2016................................................        25           --           --       25
Dimensional 2060 Target Date Retirement Income Fund
2016................................................        15           --           --       15

   At October 31, 2016, the Portfolios did not have any net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares.

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                              UNDISTRIBUTED                                               TOTAL NET
                              NET INVESTMENT                                            DISTRIBUTABLE
                                INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                              CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                              -------------- ------------- ------------- -------------- -------------
Dimensional 2015 Target Date
  Retirement Income Fund.....      $54             --           --           $1,409        $1,463
Dimensional 2020 Target Date
  Retirement Income Fund.....       42             --           --            3,145         3,187
Dimensional 2025 Target Date
  Retirement Income Fund.....       23            $ 1           --            3,791         3,815
Dimensional 2030 Target Date
  Retirement Income Fund.....       34              2           --            2,554         2,590
Dimensional 2035 Target Date
  Retirement Income Fund.....       16              4           --            1,484         1,504
Dimensional 2040 Target Date
  Retirement Income Fund.....       14              3           --            1,599         1,616
Dimensional 2045 Target Date
  Retirement Income Fund.....        9             --           --              721           730
Dimensional 2050 Target Date
  Retirement Income Fund.....       10              3           --              668           681

                              UNDISTRIBUTED                                               TOTAL NET
                              NET INVESTMENT                                            DISTRIBUTABLE
                                INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                              CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                              -------------- ------------- ------------- -------------- -------------
Dimensional 2055 Target Date
  Retirement Income Fund.....       4              3             --            53            60
Dimensional 2060 Target Date
  Retirement Income Fund.....       3             --            $(3)           12            12

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                           UNLIMITED TOTAL
                                                           --------- -----
      Dimensional 2015 Target Date Retirement Income Fund.     --      --
      Dimensional 2020 Target Date Retirement Income Fund.     --      --
      Dimensional 2025 Target Date Retirement Income Fund.     --      --
      Dimensional 2030 Target Date Retirement Income Fund.     --      --
      Dimensional 2035 Target Date Retirement Income Fund.     --      --
      Dimensional 2040 Target Date Retirement Income Fund.     --      --
      Dimensional 2045 Target Date Retirement Income Fund.     --      --
      Dimensional 2050 Target Date Retirement Income Fund.     --      --
      Dimensional 2055 Target Date Retirement Income Fund.     --      --
      Dimensional 2060 Target Date Retirement Income Fund.    $ 3     $ 3

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                             NET
                                                                                          UNREALIZED
                                                     FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                                     TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                                     -------- ------------ ------------ --------------
Dimensional 2015 Target Date Retirement Income Fund. $27,415     $1,883         --          $1,883
Dimensional 2020 Target Date Retirement Income Fund.  69,323      4,620         --           4,620
Dimensional 2025 Target Date Retirement Income Fund.  79,345      6,601         --           6,601
Dimensional 2030 Target Date Retirement Income Fund.  70,865      6,126         --           6,126
Dimensional 2035 Target Date Retirement Income Fund.  52,319      4,682         --           4,682
Dimensional 2040 Target Date Retirement Income Fund.  40,879      4,880         --           4,880
Dimensional 2045 Target Date Retirement Income Fund.  27,901      2,993         --           2,993
Dimensional 2050 Target Date Retirement Income Fund.  24,472      2,670         --           2,670
Dimensional 2055 Target Date Retirement Income Fund.   7,328        567         --             567
Dimensional 2060 Target Date Retirement Income Fund.   3,731        272         --             272

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the current and prior fiscal years remain subject to examination by the Internal Revenue Service.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the six months ended April 30, 2017, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                            AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                         INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                         ------------- ------------ ------------ -------- ---------------
Dimensional 2015 Target Date Retirement
  Income Fund...........................     1.41%         $ 97          21         --         $141
Dimensional 2020 Target Date Retirement
  Income Fund...........................     1.24%          159           5         --          243
Dimensional 2025 Target Date Retirement
  Income Fund...........................     1.41%          168          12         --          246
Dimensional 2030 Target Date Retirement
  Income Fund...........................     1.29%          225           8         --          317
Dimensional 2035 Target Date Retirement
  Income Fund...........................     1.24%          134           3         --          192
Dimensional 2040 Target Date Retirement
  Income Fund...........................     1.32%          114          11         --          188

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2017, that each Portfolio's available line of credit was utilized.

   At April 30, 2017, Dimensional 2025 Target Date Retirement Income Fund had loans outstanding in the amount of $109 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2017.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. OTHER:

   At April 30, 2017, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                   APPROXIMATE
                                                                    PERCENTAGE
                                                      NUMBER OF   OF OUTSTANDING
                                                     SHAREHOLDERS     SHARES
                                                     ------------ --------------
Dimensional 2015 Target Date Retirement Income Fund.      6             87%
Dimensional 2020 Target Date Retirement Income Fund.      9             91%
Dimensional 2025 Target Date Retirement Income Fund.      5             73%
Dimensional 2030 Target Date Retirement Income Fund.      7             83%
Dimensional 2035 Target Date Retirement Income Fund.      6             80%
Dimensional 2040 Target Date Retirement Income Fund.      5             78%
Dimensional 2045 Target Date Retirement Income Fund.      6             84%
Dimensional 2050 Target Date Retirement Income Fund.      7             91%
Dimensional 2055 Target Date Retirement Income Fund.      5             79%
Dimensional 2060 Target Date Retirement Income Fund.      4             77%

J. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following funds paid distributions to shareholders of record a portion of which is estimated to be in excess of a fund's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a fund will not be available until the end of a fund's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                        ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                                     -------------------------------------------------
                                                     NET INCOME FOR THE
                                                         CURRENT OR        ACCUMULATED
                                                      PRECEDING FISCAL  UNDISTRIBUTED NET
                                                         YEAR, AND       PROFITS FROM THE     PAID-IN
                                                        ACCUMULATED     SALE OF SECURITIES  SURPLUS OR
                                                     UNDISTRIBUTED NET       OR OTHER      OTHER CAPITAL
PORTFOLIO NAME                                             INCOME           PROPERTIES        SOURCE
--------------                                       ------------------ ------------------ -------------
Dimensional 2015 Target Date Retirement Income Fund
   December 15, 2016................................         98%                0%               2%
   March 30, 2017...................................        100%                0%               0%*
Dimensional 2020 Target Date Retirement Income Fund
   December 15, 2016................................         97%                0%               3%
Dimensional 2025 Target Date Retirement Income Fund
   December 15, 2016................................         97%                0%               3%
   March 30, 2017...................................        100%                0%               0%*
Dimensional 2030 Target Date Retirement Income Fund
   December 15, 2016................................         99%                0%               3%
Dimensional 2035 Target Date Retirement Income Fund
   December 15, 2016................................        100%                0%               0%*
   March 30, 2017...................................        100%                0%               0%*
Dimensional 2050 Target Date Retirement Income Fund
   March 30, 2017...................................        100%                0%               0%*

----------
* Amount is less than 1%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 14-15, 2016 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment management agreements (the "Management Agreements") for each portfolio (collectively, the "Funds").

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, including performance compared to the S&P STRIDE Glide Path indices (the "Performance Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Performance Reports, which compared the performance of each Fund with its respective S&P STRIDE Glide Path Index over the life of the Fund. The Board also reviewed the performance analysis prepared by the Advisor, along with the Advisor's explanation of the performance. The Board noted that each Fund had less than a year of performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services. The Board concluded that the effective management fees and total expenses of each Fund were fair, both on an absolute basis and in comparison with the fees of other similar funds and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                            NOTICE TO SHAREHOLDERS
                                  (UNAUDITED)

For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2015 to October 31, 2016, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                  QUALIFYING
                                                                                                      FOR
                                              NET                                                  CORPORATE
                                          INVESTMENT    SHORT-TERM     LONG-TERM                   DIVIDENDS   QUALIFYING
                                            INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED     DIVIDEND
DFA INVESTMENT DIMENSIONS GROUP INC.     DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION (1) INCOME (2)
------------------------------------     ------------- ------------- ------------- ------------- ------------- ----------
Dimensional 2015 Target Date Retirement
 Income Fund............................      100%          --            --            100%          100%        100%
Dimensional 2020 Target Date Retirement
 Income Fund............................      100%          --            --            100%          100%        100%
Dimensional 2025 Target Date Retirement
 Income Fund............................      100%          --            --            100%          100%        100%
Dimensional 2030 Target Date Retirement
 Income Fund............................      100%          --            --            100%          100%        100%
Dimensional 2035 Target Date Retirement
 Income Fund............................      100%          --            --            100%          100%        100%
Dimensional 2040 Target Date Retirement
 Income Fund............................      100%          --            --            100%          100%        100%
Dimensional 2045 Target Date Retirement
 Income Fund............................      100%          --            --            100%          100%        100%
Dimensional 2050 Target Date Retirement
 Income Fund............................      100%          --            --            100%          100%        100%
Dimensional 2055 Target Date Retirement
 Income Fund............................      100%          --            --            100%          100%        100%
Dimensional 2060 Target Date Retirement
 Income Fund............................      100%          --            --            100%          100%        100%

                                                                          QUALIFYING
                                                                            SHORT-
                                          FOREIGN    FOREIGN   QUALIFYING    TERM
                                            TAX       SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.     CREDIT (3) INCOME (4) INCOME (5)  GAIN (6)
------------------------------------     ---------- ---------- ---------- ----------
Dimensional 2015 Target Date Retirement
 Income Fund............................     1%         15%       100%       100%
Dimensional 2020 Target Date Retirement
 Income Fund............................     1%         19%       100%       100%
Dimensional 2025 Target Date Retirement
 Income Fund............................     1%         25%       100%       100%
Dimensional 2030 Target Date Retirement
 Income Fund............................     2%         31%       100%       100%
Dimensional 2035 Target Date Retirement
 Income Fund............................     2%         40%       100%       100%
Dimensional 2040 Target Date Retirement
 Income Fund............................     3%         46%       100%       100%
Dimensional 2045 Target Date Retirement
 Income Fund............................     3%         48%       100%       100%
Dimensional 2050 Target Date Retirement
 Income Fund............................     3%         48%       100%       100%
Dimensional 2055 Target Date Retirement
 Income Fund............................     3%         48%       100%       100%
Dimensional 2060 Target Date Retirement
 Income Fund............................     3%         46%       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA043017-053S
 [LOGO]                                                              00194738

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2017 (Unaudited)

DFA Investment Dimensions Group Inc.
Dimensional 2005 Target Date Retirement Income Fund
Dimensional 2010 Target Date Retirement Income Fund

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2017

Dear Fellow Shareholder,

Thank you for trusting us with your savings. All of us at Dimensional are dedicated to helping you achieve your investment goals, a responsibility we do not take lightly.

We believe the scientific underpinning of our investment approach and our efficient implementation enables us to deliver portfolios with better outcomes. By offering consistent and well-diversified investment solutions across regions and asset classes, investors and the professionals advising them can more confidently create asset allocations that satisfy their desired profiles and long-term goals.

We live in an evolving world with new data, new trading technologies, and new client needs emerging all the time. Since our founding in 1981, Dimensional has been fully committed to being on the cutting edge of incorporating knowledge and technology for even better solutions--always centered on investors' needs.

Sincerely,

   /s/                                        /s/ Eduardo A. Repetto
   David Butler                               Eduardo A. Repetto
   CO-CHIEF EXECUTIVE OFFICER AND             CO-CHIEF EXECUTIVE OFFICER AND
   HEAD OF GLOBAL FINANCIAL ADVISOR SERVICES  CO-CHIEF INVESTMENT OFFICER

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                      PAGE
                                                                      ----
      LETTER TO SHAREHOLDERS
      DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.....................   1
         Disclosure of Fund Expenses.................................   2
         Disclosure of Portfolio Holdings............................   3
         Schedules of Investments
             Dimensional 2005 Target Date Retirement Income Fund.....   4
             Dimensional 2010 Target Date Retirement Income Fund.....   5
         Statements of Assets and Liabilities........................   6
         Statements of Operations....................................   7
         Statements of Changes in Net Assets.........................   8
         Financial Highlights........................................   9
         Notes to Financial Statements...............................  10
         Section 19(a) Notice........................................  17
      VOTING PROXIES ON FUND PORTFOLIO SECURITIES....................  18
      BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS.............  19
      NOTICE TO SHAREHOLDERS.........................................  21

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Footnotes
+    See Note B to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------
(A)  Computed using average shares outstanding.
(B)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Master Funds.
(D)  Non-Annualized
(E)  Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
(a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                               SIX MONTHS ENDED APRIL 30, 2017
EXPENSE TABLES
                                                       BEGINNING  ENDING              EXPENSES
                                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                         VALUE    VALUE     EXPENSE    DURING
                                                       11/01/16  04/30/17    RATIO*   PERIOD*
                                                       --------- --------- ---------- --------
DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,027.30    0.20%    $1.01
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.80    0.20%    $1.00

DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,027.40    0.20%    $1.01
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.80    0.20%    $1.00

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

                                                     AFFILIATED INVESTMENT COMPANIES
                                                     -------------------------------
Dimensional 2005 Target Date Retirement Income Fund.              100.0%
Dimensional 2010 Target Date Retirement Income Fund.              100.0%

              DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                      SHARES    VALUE+
                                                                      ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc................................ 181,169 $2,157,725
Investment in DFA One-Year Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................  51,808    533,627
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................  12,189    248,289
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc...................................  13,313    247,086
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................   7,347    157,885
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................   6,169     79,275
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................   3,700     74,297
                                                                              ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $3,304,704)...............................................          3,498,184
                                                                              ----------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.680%
  (Cost $1,444)......................................................   1,444      1,444
                                                                              ----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $3,306,148)...............................................         $3,499,628
                                                                              ==========

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     -------------------------------------
                                      LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                     ----------    ------- ------- ----------
      Affiliated Investment
       Companies.................... $3,498,184      --      --    $3,498,184
      Temporary Cash Investments....      1,444      --      --         1,444
                                     ----------      --      --    ----------
      TOTAL......................... $3,499,628      --      --    $3,499,628
                                     ==========      ==      ==    ==========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                      SHARES    VALUE+
                                                                      ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc................................ 681,777 $ 8,119,970
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc...................................  48,451     899,250
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................  44,096     898,238
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................  26,543     570,418
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc................................  58,446     546,468
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  22,212     285,419
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  13,404     269,151
                                                                              -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $10,858,840)..............................................          11,588,914
                                                                              -----------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.680%
  (Cost $7,618)......................................................   7,618       7,618
                                                                              -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $10,866,458)..............................................         $11,596,532
                                                                              ===========

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    -----------  ------- ------- -----------
     Affiliated Investment
      Companies.................... $11,588,914    --      --    $11,588,914
     Temporary Cash Investments....       7,618    --      --          7,618
                                    -----------    --      --    -----------
     TOTAL......................... $11,596,532    --      --    $11,596,532
                                    ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                           DIMENSIONAL   DIMENSIONAL
                                                                                           2005 TARGET   2010 TARGET
                                                                                              DATE          DATE
                                                                                           RETIREMENT    RETIREMENT
                                                                                           INCOME FUND   INCOME FUND
                                                                                           ------------ ------------
ASSETS:
Investments in Affiliated Investment Companies at Value................................... $      3,498 $     11,589
Temporary Cash Investments at Value & Cost................................................            1            8
Receivables:
 Fund Shares Sold.........................................................................           --            9
Prepaid Expenses and Other Assets.........................................................            4            3
                                                                                           ------------ ------------
     Total Assets.........................................................................        3,503       11,609
                                                                                           ------------ ------------
LIABILITIES:
Payables:
 Due to Advisor...........................................................................            1            2
Accrued Expenses and Other Liabilities....................................................            2            3
                                                                                           ------------ ------------
     Total Liabilities....................................................................            3            5
                                                                                           ------------ ------------
NET ASSETS................................................................................ $      3,500 $     11,604
                                                                                           ============ ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $3,500 and $11,604 and shares
 outstanding of 334,526 and 1,095,019, respectively....................................... $      10.46 $      10.60
                                                                                           ============ ============
NUMBER OF SHARES AUTHORIZED...............................................................  800,000,000  800,000,000
                                                                                           ============ ============
Investments in Affiliated Investment Companies at Cost.................................... $      3,305 $     10,859
                                                                                           ------------ ------------
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $      3,298 $     10,858
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....           --           (1)
Accumulated Net Realized Gain (Loss)......................................................            9           17
Net Unrealized Appreciation (Depreciation)................................................          193          730
                                                                                           ------------ ------------
NET ASSETS................................................................................ $      3,500 $     11,604
                                                                                           ============ ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                     DIMENSIONAL DIMENSIONAL
                                                                                     2005 TARGET 2010 TARGET
                                                                                        DATE        DATE
                                                                                     RETIREMENT  RETIREMENT
                                                                                     INCOME FUND INCOME FUND
                                                                                     ----------- -----------
INVESTMENT INCOME
  Income Distributions Received from Affiliated Investment Companies................    $ 27        $ 96
                                                                                        ----        ----
     Total Investment Income........................................................      27          96
                                                                                        ----        ----
EXPENSES
  Investment Management Fees........................................................      --           2
  Accounting & Transfer Agent Fees..................................................       2           2
  Filing Fees.......................................................................      11          12
  Shareholders' Reports.............................................................       1           3
  Other.............................................................................       1           1
                                                                                        ----        ----
     Total Expenses.................................................................      15          20
                                                                                        ----        ----
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
   Advisor (Note C).................................................................     (14)        (17)
                                                                                        ----        ----
  Net Expenses......................................................................       1           3
                                                                                        ----        ----
  NET INVESTMENT INCOME (LOSS)......................................................      26          93
                                                                                        ----        ----
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment Companies..........       7          24
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold.....................................       2          (2)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares..........................................      55         185
                                                                                        ----        ----
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................................      64         207
                                                                                        ----        ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....................    $ 90        $300
                                                                                        ====        ====

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                     DIMENSIONAL 2005 TARGET DIMENSIONAL 2010 TARGET
                                                                     DATE RETIREMENT INCOME  DATE RETIREMENT INCOME
                                                                              FUND                    FUND
                                                                     ---------------------   ---------------------
                                                                                    PERIOD                  PERIOD
                                                                     SIX MONTHS    NOV. 2,   SIX MONTHS    NOV. 2,
                                                                        ENDED     2015(A) TO    ENDED     2015(A) TO
                                                                      APRIL 30,    OCT. 31,   APRIL 30,    OCT. 31,
                                                                        2017         2016       2017         2016
                                                                     -----------  ---------- -----------  ----------
                                                                     (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................................   $   26       $   32     $    93      $  103
  Capital Gain Distributions Received from Affiliated Investment
   Companies........................................................        7           --          24           1
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold.....................        2           11          (2)          9
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares..........................       55          138         185         545
                                                                       ------       ------     -------      ------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations....................................................       90          181         300         658
                                                                       ------       ------     -------      ------
Distributions From:
  Net Investment Income.............................................      (28)         (30)        (98)        (99)
  Net Short-Term Gains..............................................      (11)...       --..      (14)...       --..
  Net Long-Term Gains...............................................        --...       --..       (1)...       --..
                                                                       ------       ------     -------      ------
     Total Distributions............................................      (39)         (30)       (113)        (99)
                                                                       ------       ------     -------      ------
Capital Share Transactions (1):
  Shares Issued.....................................................      594        3,586       3,394       8,843
  Shares Issued in Lieu of Cash Distributions.......................       40           30         113          99
  Shares Redeemed...................................................      (83)        (869)     (1,072)       (519)
                                                                       ------       ------     -------      ------
     Net Increase (Decrease) from Capital Share Transactions........      551        2,747       2,435       8,423
                                                                       ------       ------     -------      ------
     Total Increase (Decrease) in Net Assets........................      602        2,898       2,622       8,982
                                                                       ------       ------     -------      ------
NET ASSETS
  Beginning of Period...............................................    2,898           --       8,982          --
                                                                       ------       ------     -------      ------
  End of Period.....................................................   $3,500       $2,898     $11,604      $8,982
                                                                       ======       ======     =======      ======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................................       58          362         326         902
  Shares Issued in Lieu of Cash Distributions.......................        4            3          11          10
  Shares Redeemed...................................................       (8)         (84)       (103)        (51)
                                                                       ------       ------     -------      ------
     Net Increase (Decrease) from Shares Issued and Redeemed........       54          281         234         861
                                                                       ======       ======     =======      ======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME).................................................   $   --       $    2     $    (1)     $    4

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                 DIMENSIONAL 2005 TARGET
                                                                                 DATE RETIREMENT INCOME
                                                                                          FUND
                                                                             ------------------------
                                                                                                PERIOD
                                                                               SIX MONTHS      NOV. 2,
                                                                                 ENDED        2015(A) TO
                                                                               APRIL 30,       OCT. 31,
                                                                                  2017           2016
-------------------------------------------------------------------------------------------------------------
                                                                              (UNAUDITED)
Net Asset Value, Beginning of Period........................................ $     10.32       $10.00
                                                                             -----------       ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................        0.08         0.15
  Net Gains (Losses) on Securities (Realized and Unrealized)................        0.20         0.29
                                                                             -----------       ------
   Total from Investment Operations.........................................        0.28         0.44
-------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................       (0.10)       (0.12)
  Net Realized Gains........................................................       (0.04)          --
                                                                             -----------       ------
   Total Distributions......................................................       (0.14)       (0.12)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................................. $     10.46       $10.32
============================================================================ ===========     ==========
Total Return (D)............................................................        2.73%        4.38%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................................... $     3,500       $2,898
Ratio of Expenses to Average Net Assets (C).................................        0.20%(E)     0.21%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (C).......        1.12%(E)     2.04%(B)(E)
Ratio of Net Investment Income to Average Net Assets........................        1.66%(E)     1.45%(B)(E)
-------------------------------------------------------------------------------------------------------------

                                                                                 DIMENSIONAL 2010 TARGET
                                                                                 DATE RETIREMENT INCOME
                                                                                          FUND
                                                                             ------------------------
                                                                                                PERIOD
                                                                               SIX MONTHS      NOV. 2,
                                                                                 ENDED        2015(A) TO
                                                                               APRIL 30,       OCT. 31,
                                                                                  2017           2016
------------------------------------------------------------------------------------------------------------
                                                                              (UNAUDITED)
Net Asset Value, Beginning of Period........................................      $10.44       $10.00
                                                                             -----------       ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................        0.10         0.15
  Net Gains (Losses) on Securities (Realized and Unrealized)................        0.18         0.42
                                                                             -----------       ------
   Total from Investment Operations.........................................        0.28         0.57
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................       (0.10)       (0.13)
  Net Realized Gains........................................................       (0.02)          --
                                                                             -----------       ------
   Total Distributions......................................................       (0.12)       (0.13)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................................      $10.60       $10.44
============================================================================ ===========     ==========
Total Return (D)............................................................        2.74%        5.70%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................................... $    11,604       $8,982
Ratio of Expenses to Average Net Assets (C).................................        0.20%(E)     0.21%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (C).......        0.53%(E)     0.89%(B)(E)
Ratio of Net Investment Income to Average Net Assets........................        1.85%(E)     1.49%(B)(E)
------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-six operational portfolios, two of which, the Dimensional 2005 Target Date Retirement Income Fund and Dimensional 2010 Target Date Retirement Income Fund (the "Portfolios"), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolios achieve their investment objectives by primarily investing in other series of IDG and Dimensional Investment Group Inc. ("DIG")
(collectively, the "Master Funds").

                                                                                              PERCENTAGE
                                                                                               OWNERSHIP
FUND OF FUNDS                                   MASTER FUNDS                                  AT 04/30/17
-------------                                   ------------                                  -----------
Dimensional 2005 Target Date Retirement Income  U.S. Large Company Portfolio (DIG)                --*
  Fund
                                                U.S. Core Equity 1 Portfolio (IDG)                --*
                                                Large Cap International Portfolio (IDG)           --*
                                                International Core Equity Portfolio (IDG)         --*
                                                Emerging Markets Core Equity Portfolio (IDG)      --*
                                                DFA One-Year Fixed Income Portfolio (IDG)         --*
                                                DFA Inflation-Protected Securities Portfolio      --*
                                                  (IDG)
Dimensional 2010 Target Date Retirement Income  U.S. Large Company Portfolio (DIG)                --*
  Fund
                                                U.S. Core Equity 1 Portfolio (IDG)                --*
                                                Large Cap International Portfolio (IDG)           --*
                                                International Core Equity Portfolio (IDG)         --*
                                                Emerging Markets Core Equity Portfolio (IDG)      --*
                                                DFA LTIP Portfolio (IDG)                           1%
                                                DFA Inflation-Protected Securities Portfolio      --*
                                                  (IDG)

* Amounts designated as -- are less than 1%.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Master Fund shares held by the Portfolios are valued at their respective daily net asset values as reported by their administrator, as the Master Funds are treated as regulated investment companies. These valuations are classified as Level 1 in the hierarchy.

   A Summary of the inputs used to value each Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Portfolio.

   For the six months ended April 30, 2017, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

       Dimensional 2005 Target Date Retirement Income Fund......... 0.03%
       Dimensional 2010 Target Date Retirement Income Fund......... 0.03%

   Pursuant to a Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement") for each Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement for each Portfolio will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for Institutional Class shares of the Portfolio to exceed the Expense Limitation Amount listed below. Previously waived fees subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2017, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                NET WAIVED
                                                             PREVIOUSLY       FEES/EXPENSES
                                             RECOVERY       WAIVED FEES/    ASSUMED (RECOVERED
                               EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  PREVIOUSLY WAIVED
                              LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE   FEES/EXPENSES
INSTITUTIONAL CLASS SHARES      AMOUNT   EXPENSES ASSUMED     RECOVERY           ASSUMED)
--------------------------    ---------- ---------------- ----------------- ------------------
Dimensional 2005 Target Date
  Retirement Income Fund.....    0.06%          --               $55               $14
Dimensional 2010 Target Date
  Retirement Income Fund.....    0.06%          --                64                17

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid by the Fund to the CCO were $150 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

        Dimensional 2005 Target Date Retirement Income Fund......... --*
        Dimensional 2010 Target Date Retirement Income Fund......... --*

* Amounts are less than $500.

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, the Portfolios' transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                                   DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND
                                                             ---------------------------------------------------------------
                                                             BALANCE AT BALANCE AT                 DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES                              10/31/2016 4/30/2017  PURCHASES SALES  INCOME   REALIZED GAINS
-------------------------------                              ---------- ---------- --------- ----- -------- ----------------
DFA Inflation-Protected Securities Portfolio................   $1,812    $ 2,158    $  372   $  6    $18          $ 4
DFA One-Year Fixed Income Portfolio.........................      413        534       124      2      2            1
U.S. Core Equity 1 Portfolio................................      204        248        37     20      2            1
U.S. Large Company Portfolio................................      204        247        36     17      3            1
Large Cap International Portfolio...........................      132        158        21     10      1           --
International Core Equity Portfolio.........................       66         79        11      5      1           --
Emerging Markets Core Equity Portfolio......................       62         74        10      3      0           --
                                                               ------    -------    ------   ----    ---          ---
Total.......................................................   $2,893    $ 3,498    $  611   $ 63    $27          $ 7
                                                               ======    =======    ======   ====    ===          ===

                                                                   DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND
                                                             ---------------------------------------------------------------
                                                             BALANCE AT BALANCE AT                 DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES                              10/31/2016 4/30/2017  PURCHASES SALES  INCOME   REALIZED GAINS
-------------------------------                              ---------- ---------- --------- ----- -------- ----------------
DFA Inflation-Protected Securities Portfolio................   $6,335    $ 8,120    $2,412   $553    $66          $16
U.S. Large Company Portfolio................................      684        899       231     97      9            4
U.S. Core Equity 1 Portfolio................................      684        898       238    115      7            3
Large Cap International Portfolio...........................      443        571       145     67      5           --
DFA LTIP Portfolio..........................................      403        546       230     72      6            1
International Core Equity Portfolio.........................      223        286        70     35      2           --
Emerging Markets Core Equity Portfolio......................      199        269        73     26      1           --
                                                               ------    -------    ------   ----    ---          ---
Total.......................................................   $8,971    $11,589    $3,399   $965    $96          $24
                                                               ======    =======    ======   ====    ===          ===

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                                INCREASE       INCREASE
                                                                               (DECREASE)     (DECREASE)
                                                                INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                               (DECREASE)    NET INVESTMENT  NET REALIZED
                                                             PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                             --------------- -------------- --------------
Dimensional 2005 Target Date Retirement Income Fund.........       --*             --*            --*
Dimensional 2010 Target Date Retirement Income Fund.........       --*             --*            --*

* Amounts are less than $500.

   The tax character of dividends and distributions declared and paid during the period ended October 31, 2016 were as follows (amounts in thousands):

                                                     NET INVESTMENT
                                                       INCOME AND
                                                       SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                     CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                                     -------------- ------------- ---------- -----
Dimensional 2005 Target Date Retirement Income Fund
2016................................................      $30            --           --      $30
Dimensional 2010 Target Date Retirement Income Fund
2016................................................       99            --           --       99

   At October 31, 2016, the Portfolios did not have any net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares.

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                              UNDISTRIBUTED                                               TOTAL NET
                              NET INVESTMENT                                            DISTRIBUTABLE
                                INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                              CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                              -------------- ------------- ------------- -------------- -------------
Dimensional 2005 Target Date
  Retirement Income Fund.....      $14             --           --            $138          $152
Dimensional 2010 Target Date
  Retirement Income Fund.....       18            $ 1           --             539           558

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios did not have any capital loss carryforwards available to offset future realized capital gains.

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                     NET
                                                                                                  UNREALIZED
                                                             FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                                             TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                                             -------- ------------ ------------ --------------
Dimensional 2005 Target Date Retirement Income Fund......... $ 3,307      $193          --           $193
Dimensional 2010 Target Date Retirement Income Fund.........  10,873       724          --            724

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the current and prior fiscal years remain subject to examination by the Internal Revenue Service.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   There were no borrowings by the Portfolios under the lines of credit during the period ended April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the period ended April 30, 2017.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. OTHER:

   At April 30, 2017, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                           APPROXIMATE
                                                                            PERCENTAGE
                                                              NUMBER OF   OF OUTSTANDING
                                                             SHAREHOLDERS     SHARES
                                                             ------------ --------------
Dimensional 2005 Target Date Retirement Income Fund.........      6             96%
Dimensional 2010 Target Date Retirement Income Fund.........      5             76%

J. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following funds paid distributions to shareholders of record a portion of which is estimated to be in excess of a fund's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a fund will not be available until the end of a fund's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                        ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                                     -------------------------------------------------
                                                     NET INCOME FOR THE
                                                         CURRENT OR        ACCUMULATED
                                                      PRECEDING FISCAL  UNDISTRIBUTED NET
                                                         YEAR, AND       PROFITS FROM THE     PAID-IN
                                                        ACCUMULATED     SALE OF SECURITIES  SURPLUS OR
                                                     UNDISTRIBUTED NET       OR OTHER      OTHER CAPITAL
PORTFOLIO NAME                                             INCOME           PROPERTIES        SOURCE
--------------                                       ------------------ ------------------ -------------
Dimensional 2005 Target Date Retirement Income Fund
   December 15, 2016................................        100%                0%               0%*
   March 30, 2017...................................        100%                0%               0%*
Dimensional 2010 Target Date Retirement Income Fund
   December 15, 2016................................        100%                0%               0%*
   March 30, 2017...................................        100%                0%               0%*

----------
* Amount is less than 1%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 14-15, 2016 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment management agreements (the "Management Agreements") for each portfolio (collectively, the "Funds").

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, including performance compared to the S&P STRIDE Glide Path indices (the "Performance Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Performance Reports, which compared the performance of each Fund with its respective S&P STRIDE Glide Path Index over the life of the Fund. The Board also reviewed the performance analysis prepared by the Advisor, along with the Advisor's explanation of the performance. The Board noted that each Fund had less than a year of performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services. The Board concluded that the effective management fees and total expenses of each Fund were fair, both on an absolute basis and in comparison with the fees of other similar funds and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2015 to October 31, 2016, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                             QUALIFYING
                                                                                                FOR
                                         NET                                                 CORPORATE
                                     INVESTMENT    SHORT-TERM     LONG-TERM                  DIVIDENDS   QUALIFYING  FOREIGN
DFA INVESTMENT DIMENSIONS GROUP        INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED    DIVIDEND     TAX
INC.                                DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION(1) INCOME(2)  CREDIT(3)
-------------------------------     ------------- ------------- ------------- ------------- ------------ ---------- ---------
Dimensional 2005 Target Date
 Retirement Income Fund............      100%          --            --            100%         100%        100%        1%
Dimensional 2010 Target Date
 Retirement Income Fund............      100%          --            --            100%         100%        100%        1%

                                                         QUALIFYING
                                                           SHORT-
                                     FOREIGN  QUALIFYING    TERM
DFA INVESTMENT DIMENSIONS GROUP      SOURCE    INTEREST   CAPITAL
INC.                                INCOME(4) INCOME(5)   GAIN(6)
-------------------------------     --------- ---------- ----------
Dimensional 2005 Target Date
 Retirement Income Fund............    17%       100%       100%
Dimensional 2010 Target Date
 Retirement Income Fund............    16%       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA043017-054S
 [LOGO]                                                              00194737

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF
INVESTMENTS IS PROVIDED                RELATIONSHIP TO SERIES OF THE REGISTRANT
------------------------------------   ----------------------------------------
Enhanced U.S. Large Company Portfolio  Series of Registrant
U.S. Large Cap Equity Portfolio        Series of Registrant
U.S. Targeted Value Portfolio          Series of Registrant
U.S. Small Cap Value Portfolio         Series of Registrant
U.S. Core Equity 1 Portfolio           Series of Registrant
U.S. Core Equity 2 Portfolio           Series of Registrant
U.S. Vector Equity Portfolio           Series of Registrant
U.S. Small Cap Portfolio               Series of Registrant
U.S. Micro Cap Portfolio               Series of Registrant
DFA Real Estate Securities Portfolio   Series of Registrant
Large Cap International Portfolio      Series of Registrant
International Core Equity Portfolio    Series of Registrant
DFA International Real Estate          Series of Registrant
  Securities Portfolio
DFA Global Real Estate Securities      Series of Registrant
  Portfolio
DFA International Small Cap Value      Series of Registrant
  Portfolio
International Vector Equity Portfolio  Series of Registrant
World ex U.S. Targeted Value Portfolio Series of Registrant
World ex U.S. Core Equity Portfolio    Series of Registrant
Emerging Markets Core Equity Portfolio Series of Registrant

NAME OF ENTITY FOR WHICH SCHEDULE OF
INVESTMENTS IS PROVIDED                RELATIONSHIP TO SERIES OF THE REGISTRANT
------------------------------------   ----------------------------------------
The U.S. Large Cap Value Series        Master fund for U.S. Large Cap Value
                                         Portfolio
The DFA International Value Series     Master fund for LWAS/DFA International
                                         High Book to Market Portfolio
The Japanese Small Company Series      Master fund for Japanese Small Company
                                         Portfolio
The Asia Pacific Small Company Series  Master fund for Asia Pacific Small
                                         Company Portfolio
The United Kingdom Small Company       Master fund for United Kingdom Small
  Series                                 Company Portfolio
The Continental Small Company Series   Master fund for Continental Small
                                         Company Portfolio
The Emerging Markets Series            Master fund for Emerging Markets
                                         Portfolio
The Emerging Markets Small Cap Series  Master fund for Emerging Markets Small
                                         Cap Portfolio
Dimensional Emerging Markets Value     Master fund for Emerging Markets Value
  Fund                                   Portfolio
U.S. Social Core Equity 2 Portfolio    Series of Registrant
U.S. Sustainability Core 1 Portfolio   Series of Registrant
International Sustainability Core 1    Series of Registrant
  Portfolio
International Social Core Equity       Series of Registrant
  Portfolio
Emerging Markets Social Core Equity    Series of Registrant
  Portfolio
Tax-Managed U.S. Equity Portfolio      Series of Registrant
Tax-Managed U.S. Targeted Value        Series of Registrant
  Portfolio
Tax-Managed U.S. Small Cap Portfolio   Series of Registrant
T.A. U.S. Core Equity 2 Portfolio      Series of Registrant
Tax-Managed DFA International Value    Series of Registrant
  Portfolio
T.A. World ex U.S. Core Equity         Series of Registrant
  Portfolio
The Tax-Managed U.S. Marketwide Value  Master fund for Tax-Managed U.S.
  Series                                 Marketwide Value Portfolio

NAME OF ENTITY FOR WHICH SCHEDULE OF
INVESTMENTS IS PROVIDED                RELATIONSHIP TO SERIES OF THE REGISTRANT
------------------------------------   ----------------------------------------
CSTG&E U.S. Social Core Equity 2       Series of Registrant
  Portfolio
CSTG&E International Social Core       Series of Registrant
  Equity Portfolio
VA U.S. Targeted Value Portfolio       Series of Registrant
VA U.S. Large Value Portfolio          Series of Registrant
VA International Value Portfolio       Series of Registrant
VA International Small Portfolio       Series of Registrant
U.S. Large Cap Growth Portfolio        Series of Registrant
U.S. Small Cap Growth Portfolio        Series of Registrant
International Large Cap Growth         Series of Registrant
  Portfolio
International Small Cap Growth         Series of Registrant
  Portfolio

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                        FACE
                                                                       AMOUNT^
                                                                        (000)    VALUE+
                                                                       ------- -----------
BONDS -- (86.2%)
AUSTRALIA -- (6.9%)
Commonwealth Bank of Australia
## 1.375%, 09/06/18                                                    $3,995  $ 3,973,072
   5.000%, 10/15/19                                                     3,000    3,203,271
National Australia Bank, Ltd.
   1.875%, 07/23/18                                                     2,500    2,506,120
Westpac Banking Corp.
   1.550%, 05/25/18                                                       401      401,247
   2.250%, 07/30/18                                                     3,000    3,021,033
   1.950%, 11/23/18                                                     1,111    1,112,800
   2.250%, 01/17/19                                                     3,200    3,219,942
                                                                               -----------
TOTAL AUSTRALIA                                                                 17,437,485
                                                                               -----------
AUSTRIA -- (2.0%)
Oesterreichische Kontrollbank AG
   1.750%, 01/24/20                                                     5,000    5,007,270
                                                                               -----------
BELGIUM -- (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
   5.375%, 01/15/20                                                     1,123    1,220,223
                                                                               -----------
CANADA -- (9.7%)
Bank of Montreal
   2.100%, 12/12/19                                                       680      683,384
Bank of Nova Scotia (The)
   2.050%, 10/30/18                                                       183      184,214
Ontario, Province of Canada
   2.000%, 09/27/18                                                     7,200    7,248,866
Quebec, Province of Canada
   4.625%, 05/14/18                                                     5,000    5,163,860
Royal Bank of Canada
   1.500%, 06/07/18                                                       500      500,084
   2.200%, 07/27/18                                                       500      503,624
   1.800%, 07/30/18                                                     1,000    1,001,948
   2.000%, 12/10/18                                                     3,000    3,011,583
Toronto-Dominion Bank (The)
   1.400%, 04/30/18                                                     3,000    2,997,657
   1.750%, 07/23/18                                                     2,000    2,003,782
   1.450%, 09/06/18                                                     1,000      998,328
   1.950%, 01/22/19                                                       400      401,738
                                                                               -----------
TOTAL CANADA                                                                    24,699,068
                                                                               -----------
DENMARK -- (2.1%)
Kommunekredit
   1.250%, 08/27/18                                                     5,300    5,285,865
                                                                               -----------
FINLAND -- (1.2%)
Municipality Finance P.L.C.
   1.250%, 09/10/18                                                     2,000    1,994,774
## 1.250%, 09/10/18                                                     1,000      997,387
                                                                               -----------
TOTAL FINLAND                                                                    2,992,161
                                                                               -----------
FRANCE -- (1.4%)
BPCE SA
   1.625%, 01/26/18                                                     1,000      998,331
Caisse des Depots et Consignations
   1.500%, 11/13/18                                                       600      598,690
Societe Generale SA
   2.750%, 10/12/17                                                     1,980    1,990,335
                                                                               -----------
TOTAL FRANCE                                                                     3,587,356
                                                                               -----------
GERMANY -- (4.5%)
Deutsche Bank AG
   6.000%, 09/01/17                                                       502      509,052
Erste Abwicklungsanstalt
   1.125%, 02/12/18                                                     2,000    1,992,604
   1.250%, 03/15/18                                                     1,400    1,395,877
FMS Wertmanagement AoeR
   1.750%, 01/24/20                                                     1,000    1,003,354
Kreditanstalt fuer Wiederaufbau
   1.500%, 02/06/19                                                     1,000    1,000,842
State of North Rhine-Westphalia
   1.375%, 07/16/18                                                     2,500    2,498,415
   1.625%, 01/22/20                                                     1,000      994,224
Volkswagen Group of America Finance LLC
   2.450%, 11/20/19                                                     2,000    2,006,182
                                                                               -----------
TOTAL GERMANY                                                                   11,400,550
                                                                               -----------
IRELAND -- (1.8%)
Actavis Funding SCS
   3.000%, 03/12/20                                                     1,200    1,222,963
Actavis, Inc.
   1.875%, 10/01/17                                                       700      700,553
Medtronic, Inc.
   2.500%, 03/15/20                                                     2,500    2,546,725
                                                                               -----------
TOTAL IRELAND                                                                    4,470,241
                                                                               -----------
JAPAN -- (2.9%)
Beam Suntory, Inc.
   1.750%, 06/15/18                                                     1,000      996,717
Development Bank of Japan, Inc.
   1.625%, 09/25/19                                                     2,000    1,980,080
Toyota Motor Credit Corp.
   1.550%, 07/13/18                                                     1,500    1,500,561
   2.000%, 10/24/18                                                       500      503,261
   1.550%, 10/18/19                                                     2,500    2,484,402
                                                                               -----------
TOTAL JAPAN                                                                      7,465,021
                                                                               -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                        FACE
                                                                       AMOUNT^
                                                                        (000)    VALUE+
                                                                       ------- -----------
NETHERLANDS -- (9.4%)
Bank Nederlandse Gemeenten NV
## 1.000%, 09/20/18                                                    $5,000  $ 4,968,095
   1.375%, 01/28/19                                                       500      498,183
   1.875%, 06/11/19                                                     2,000    2,008,326
Cooperatieve Rabobank UA
   1.700%, 03/19/18                                                     3,435    3,439,891
   2.250%, 01/14/19                                                     3,700    3,726,030
Nederlandse Waterschapsbank NV
   0.875%, 07/13/18                                                     3,500    3,477,656
## 1.500%, 01/23/19                                                     2,000    1,996,594
Shell International Finance BV
   1.625%, 11/10/18                                                     2,870    2,878,320
   2.000%, 11/15/18                                                       800      804,386
                                                                               -----------
TOTAL NETHERLANDS                                                               23,797,481
                                                                               -----------
NORWAY -- (2.9%)
Statoil ASA
   1.200%, 01/17/18                                                     2,000    1,995,184
   1.950%, 11/08/18                                                     1,000    1,003,767
   2.250%, 11/08/19                                                     4,461    4,489,457
                                                                               -----------
TOTAL NORWAY                                                                     7,488,408
                                                                               -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.0%)
African Development Bank
   1.625%, 10/02/18                                                     4,750    4,765,476
Council Of Europe Development Bank
   1.625%, 03/10/20                                                     3,000    2,993,565
                                                                               -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                                     7,759,041
                                                                               -----------
SWEDEN -- (1.1%)
Kommuninvest I Sverige AB
   1.125%, 10/09/18                                                       700      697,003
   2.000%, 11/12/19                                                     2,000    2,016,882
                                                                               -----------
TOTAL SWEDEN                                                                     2,713,885
                                                                               -----------
SWITZERLAND -- (0.5%)
Credit Suisse AG New York
   1.375%, 05/26/17                                                     1,400    1,400,283
                                                                               -----------
UNITED KINGDOM -- (2.5%)
BAE Systems Holdings, Inc.
## 6.375%, 06/01/19                                                       480      520,690
BP Capital Markets P.L.C.
   2.315%, 02/13/20                                                     2,550    2,574,449
Diageo Capital P.L.C.
   1.500%, 05/11/17                                                     1,500    1,500,216
HSBC USA, Inc.
   2.375%, 11/13/19                                                     1,000    1,004,360
Network Rail Infrastructure Finance P.L.C.
   1.750%, 01/24/19                                                       667      668,741
                                                                               -----------
TOTAL UNITED KINGDOM                                                             6,268,456
                                                                               -----------
UNITED STATES -- (33.8%)
Adobe Systems, Inc.
   4.750%, 02/01/20                                                     2,150    2,317,311
Aetna, Inc.
   1.700%, 06/07/18                                                       700      700,193
American Express Co.
   6.150%, 08/28/17                                                       511      518,803
American Express Credit Corp.
   2.250%, 08/15/19                                                     1,500    1,511,346
Apple, Inc.
   1.100%, 08/02/19                                                     3,000    2,969,898
Autodesk, Inc.
   1.950%, 12/15/17                                                     1,000    1,000,637
Bank of America Corp.
   5.650%, 05/01/18                                                     1,500    1,556,552
Bank of New York Mellon Corp. (The)
   2.150%, 02/24/20                                                     2,000    2,014,884
Becton Dickinson and Co.
   2.675%, 12/15/19                                                     2,100    2,114,708
Bristol-Myers Squibb Co.
   1.600%, 02/27/19                                                     2,500    2,497,128
Capital One NA/Mclean
   2.350%, 01/31/20                                                     1,500    1,501,866
Cardinal Health, Inc.
   1.900%, 06/15/17                                                     1,500    1,501,194
Caterpillar Financial Services Corp.
   1.500%, 02/23/18                                                     1,500    1,500,329
   1.350%, 05/18/19                                                     1,000      991,691
Chevron Corp.
   1.686%, 02/28/19                                                     1,610    1,613,511
   2.193%, 11/15/19                                                     3,500    3,531,678
Cisco Systems, Inc.
   1.650%, 06/15/18                                                     2,800    2,808,151
   1.600%, 02/28/19                                                     1,743    1,745,100
   4.450%, 01/15/20                                                       747      798,892
Citigroup, Inc.
   2.500%, 09/26/18                                                     1,000    1,008,216
Citizens Bank NA
   2.450%, 12/04/19                                                     2,200    2,216,872
Dominion Resources, Inc.
   2.500%, 12/01/19                                                     2,000    2,020,222
Dr. Pepper Snapple Group, Inc.
   2.600%, 01/15/19                                                     1,184    1,199,256
Eastman Chemical Co.
   2.700%, 01/15/20                                                     2,000    2,032,220

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                        FACE
                                                                       AMOUNT^
                                                                        (000)     VALUE+
                                                                       ------- ------------
UNITED STATES -- (Continued)
Enterprise Products Operating LLC
   5.250%, 01/31/20                                                    $ 2,000 $  2,160,668
Exelon Generation Co. LLC
   2.950%, 01/15/20                                                      2,000    2,030,920
Express Scripts Holding Co.
   2.250%, 06/15/19                                                      2,000    2,006,256
Ford Motor Credit Co. LLC
   2.551%, 10/05/18                                                      1,500    1,510,248
   1.897%, 08/12/19                                                        425      421,191
General Motors Financial Co., Inc.
   3.150%, 01/15/20                                                      1,600    1,630,190
Humana, Inc.
   2.625%, 10/01/19                                                      2,000    2,025,488
JM Smucker Co. (The)
   2.500%, 03/15/20                                                        436      441,268
John Deere Capital Corp.
   1.250%, 10/09/19                                                      1,500    1,480,325
JPMorgan Chase & Co.
   2.250%, 01/23/20                                                      1,000    1,004,185
KeyBank NA
   1.650%, 02/01/18                                                      1,000    1,000,758
Kraft Heinz Foods Co.
   5.375%, 02/10/20                                                      1,500    1,627,599
Laboratory Corp. of America Holdings
   2.200%, 08/23/17                                                      1,097    1,099,547
Marriott International, Inc.
   6.750%, 05/15/18                                                        845      886,474
MetLife, Inc.
   6.817%, 08/15/18                                                        290      308,793
Molson Coors Brewing Co.
   2.000%, 05/01/17                                                      1,715    1,715,000
Morgan Stanley
   2.375%, 07/23/19                                                      2,000    2,014,102
Newell Brands, Inc.
   2.150%, 10/15/18                                                      1,400    1,407,815
Quest Diagnostics, Inc.
   4.750%, 01/30/20                                                      1,131    1,209,534
Reynolds American, Inc.
   2.300%, 06/12/18                                                      1,000    1,005,495
Ryder System, Inc.
   2.450%, 09/03/19                                                      2,000    2,012,646
Scripps Networks Interactive, Inc.
   2.750%, 11/15/19                                                      2,000    2,023,218
Southern Co. (The)
   1.300%, 08/15/17                                                        260      259,798
   1.550%, 07/01/18                                                        400      398,724
   2.450%, 09/01/18                                                        978      985,744
Textron, Inc.
   7.250%, 10/01/19                                                      1,500    1,667,430
TIAA Asset Management Finance Co. LLC
## 2.950%, 11/01/19                                                      1,000    1,016,195
Time Warner, Inc.
   4.875%, 03/15/20                                                      2,000    2,145,176
Tyson Foods, Inc.
   2.650%, 08/15/19                                                      2,000    2,020,316
UnitedHealth Group, Inc.
   6.000%, 06/15/17                                                        300      301,708
Verizon Communications, Inc.
   3.650%, 09/14/18                                                        800      819,996
Wells Fargo Bank NA
   1.650%, 01/22/18                                                      1,500    1,501,856
Zimmer Biomet Holdings, Inc.
   2.700%, 04/01/20                                                      2,000    2,022,012
                                                                               ------------
TOTAL UNITED STATES                                                              85,831,333
                                                                               ------------
TOTAL BONDS                                                                     218,824,127
                                                                               ------------
U.S. TREASURY OBLIGATIONS -- (13.8%)
U.S. Treasury Notes
   1.125%, 01/15/19                                                      8,700    8,684,366
   1.125%, 03/31/20                                                     26,700   26,463,251
                                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                  35,147,617
                                                                               ------------
TOTAL INVESTMENT SECURITIES                                                     253,971,744
                                                                               ------------

                                                                       SHARES
                                                                       -------
SECURITIES LENDING COLLATERAL -- (--%)
(S)@ DFA Short Term Investment Fund                                        114        1,323
                                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $253,895,484)                                                            $253,973,067
                                                                               ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  --------------------------------------------
                                                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                                  ---------- ------------ ------- ------------
Bonds
   Australia                                                              -- $ 17,437,485      -- $ 17,437,485
   Austria                                                                --    5,007,270      --    5,007,270
   Belgium                                                                --    1,220,223      --    1,220,223
   Canada                                                                 --   24,699,068      --   24,699,068
   Denmark                                                                --    5,285,865      --    5,285,865
   Finland                                                                --    2,992,161      --    2,992,161
   France                                                                 --    3,587,356      --    3,587,356
   Germany                                                                --   11,400,550      --   11,400,550
   Ireland                                                                --    4,470,241      --    4,470,241
   Japan                                                                  --    7,465,021      --    7,465,021
   Netherlands                                                            --   23,797,481      --   23,797,481
   Norway                                                                 --    7,488,408      --    7,488,408
   Supranational Organization Obligations                                 --    7,759,041      --    7,759,041
   Sweden                                                                 --    2,713,885      --    2,713,885
   Switzerland                                                            --    1,400,283      --    1,400,283
   United Kingdom                                                         --    6,268,456      --    6,268,456
   United States                                                          --   85,831,333      --   85,831,333
U.S. Treasury Obligations                                                 --   35,147,617      --   35,147,617
Securities Lending Collateral                                             --        1,323      --        1,323
Futures Contracts**                                               $2,995,577           --      --    2,995,577
                                                                  ---------- ------------      -- ------------
TOTAL                                                             $2,995,577 $253,973,067      -- $256,968,644
                                                                  ========== ============      == ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                        U.S. LARGE CAP EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
COMMON STOCKS -- (96.6%)
Consumer Discretionary -- (14.8%)
                  Adient P.L.C.                                                       5,417 $   398,475             0.0%
                  Advance Auto Parts, Inc.                                            5,368     763,008             0.1%
*                 Amazon.com, Inc.                                                   18,767  17,359,287             1.7%
                  AMC Entertainment Holdings, Inc. Class A                            7,825     237,098             0.0%
*                 AMC Networks, Inc. Class A                                          3,824     228,216             0.0%
                  Aramark                                                            20,420     745,738             0.1%
#                 Autoliv, Inc.                                                       8,586     860,231             0.1%
#*                AutoNation, Inc.                                                   13,610     571,620             0.1%
*                 AutoZone, Inc.                                                        742     513,605             0.1%
                  Bed Bath & Beyond, Inc.                                            15,701     608,414             0.1%
                  Best Buy Co., Inc.                                                 37,727   1,954,636             0.2%
                  BorgWarner, Inc.                                                   22,540     952,991             0.1%
*                 Bright Horizons Family Solutions, Inc.                              2,400     182,688             0.0%
                  Brunswick Corp.                                                     8,838     501,556             0.0%
*                 Burlington Stores, Inc.                                             2,500     247,300             0.0%
*                 Cabela's, Inc.                                                      2,721     148,567             0.0%
                  Cable One, Inc.                                                       261     177,965             0.0%
#                 CalAtlantic Group, Inc.                                             8,450     306,059             0.0%
*                 CarMax, Inc.                                                       14,809     866,326             0.1%
                  Carnival Corp.                                                     13,909     859,159             0.1%
                  Carter's, Inc.                                                      3,895     358,496             0.0%
                  CBS Corp. Class B                                                  15,106   1,005,455             0.1%
*                 Charter Communications, Inc. Class A                               10,460   3,610,374             0.3%
#*                Chipotle Mexican Grill, Inc.                                          976     463,083             0.0%
                  Cinemark Holdings, Inc.                                            14,460     624,672             0.1%
                  Coach, Inc.                                                        14,479     570,328             0.1%
                  Columbia Sportswear Co.                                             4,865     275,456             0.0%
                  Comcast Corp. Class A                                             287,333  11,260,580             1.1%
                  Dana, Inc.                                                          3,382      65,678             0.0%
                  Darden Restaurants, Inc.                                            6,169     525,537             0.1%
                  Delphi Automotive P.L.C.                                           13,815   1,110,726             0.1%
                  Dick's Sporting Goods, Inc.                                         9,962     503,579             0.1%
#*                Discovery Communications, Inc. Class A                             14,619     420,735             0.0%
#*                Discovery Communications, Inc. Class C                             22,433     627,675             0.1%
*                 DISH Network Corp. Class A                                         11,143     718,055             0.1%
                  Dollar General Corp.                                               14,936   1,085,997             0.1%
*                 Dollar Tree, Inc.                                                  23,938   1,981,348             0.2%
                  Domino's Pizza, Inc.                                                1,744     316,344             0.0%
                  DR Horton, Inc.                                                    26,673     877,275             0.1%
                  Dunkin' Brands Group, Inc.                                          5,907     329,965             0.0%
                  Expedia, Inc.                                                       5,385     720,082             0.1%
                  Foot Locker, Inc.                                                  10,172     786,702             0.1%
                  Ford Motor Co.                                                    244,401   2,803,279             0.3%
                  Gap, Inc. (The)                                                    33,263     871,491             0.1%
                  Garmin, Ltd.                                                       13,578     690,306             0.1%
                  General Motors Co.                                                 76,670   2,655,849             0.3%
                  Gentex Corp.                                                       32,226     665,467             0.1%
                  Genuine Parts Co.                                                  12,354   1,136,815             0.1%
                  Goodyear Tire & Rubber Co. (The)                                   31,418   1,138,274             0.1%
                  Graham Holdings Co. Class B                                           261     157,044             0.0%
                  H&R Block, Inc.                                                    14,015     347,432             0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Consumer Discretionary -- (Continued)
#                 Hanesbrands, Inc.                                                 12,067 $  263,181             0.0%
#                 Harley-Davidson, Inc.                                              9,961    565,884             0.1%
                  Hasbro, Inc.                                                       5,339    529,148             0.1%
*                 Hilton Grand Vacations, Inc.                                       2,117     70,856             0.0%
                  Hilton Worldwide Holdings, Inc.                                    9,911    584,452             0.1%
                  Home Depot, Inc. (The)                                            55,364  8,642,320             0.8%
*                 Hyatt Hotels Corp. Class A                                         2,942    163,281             0.0%
                  ILG, Inc.                                                          2,346     56,562             0.0%
                  International Game Technology P.L.C.                              14,854    329,759             0.0%
                  Interpublic Group of Cos., Inc. (The)                             21,994    518,399             0.1%
#                 Kohl's Corp.                                                      21,040    821,191             0.1%
#                 L Brands, Inc.                                                     7,064    373,050             0.0%
                  Las Vegas Sands Corp.                                             19,516  1,151,249             0.1%
                  Lear Corp.                                                         8,103  1,155,974             0.1%
#                 Leggett & Platt, Inc.                                              5,924    311,247             0.0%
                  Lennar Corp. Class A                                              17,504    883,952             0.1%
                  Lennar Corp. Class B                                                 760     32,384             0.0%
*                 Liberty Broadband Corp. Class A                                    1,832    164,752             0.0%
*                 Liberty Broadband Corp. Class C                                   10,520    959,003             0.1%
*                 Liberty Expedia Holdings, Inc. Class A                             3,686    178,071             0.0%
*                 Liberty Interactive Corp., QVC Group Class A                      26,528    561,863             0.1%
*                 Liberty Media Corp.-Liberty Braves Class A                           533     13,234             0.0%
*                 Liberty Media Corp.-Liberty Braves Class C                         1,230     30,160             0.0%
#*                Liberty Media Corp.-Liberty Formula One Class A                    1,334     45,236             0.0%
#*                Liberty Media Corp.-Liberty Formula One Class C                    3,075    107,687             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class A                       5,337    203,340             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class C                      12,301    467,315             0.0%
*                 Liberty Ventures Series A                                          5,529    297,737             0.0%
#                 Lions Gate Entertainment Corp. Class A                             5,477    143,333             0.0%
*                 Lions Gate Entertainment Corp. Class B                             5,217    124,425             0.0%
*                 Live Nation Entertainment, Inc.                                   16,033    515,621             0.1%
*                 LKQ Corp.                                                         27,029    844,386             0.1%
                  Lowe's Cos., Inc.                                                 44,366  3,765,786             0.4%
*                 Lululemon Athletica, Inc.                                          4,070    211,640             0.0%
                  Macy's, Inc.                                                      37,200  1,086,984             0.1%
*                 Madison Square Garden Co. (The) Class A                            1,475    297,611             0.0%
                  Marriott International, Inc. Class A                               8,963    846,286             0.1%
                  Mattel, Inc.                                                      17,075    382,822             0.0%
                  McDonald's Corp.                                                  26,974  3,774,472             0.4%
                  MGM Resorts International                                         38,528  1,183,195             0.1%
*                 Michael Kors Holdings, Ltd.                                       11,676    435,865             0.0%
#*                Michaels Cos., Inc. (The)                                          9,281    216,804             0.0%
*                 Mohawk Industries, Inc.                                            7,676  1,802,248             0.2%
*                 Netflix, Inc.                                                     10,895  1,658,219             0.2%
                  Newell Brands, Inc.                                               12,058    575,649             0.1%
                  News Corp. Class A                                                22,956    292,000             0.0%
                  News Corp. Class B                                                11,880    154,440             0.0%
                  NIKE, Inc. Class B                                                59,161  3,278,111             0.3%
#                 Nordstrom, Inc.                                                    7,432    358,743             0.0%
*                 Norwegian Cruise Line Holdings, Ltd.                              19,446  1,048,723             0.1%
*                 NVR, Inc.                                                            199    420,139             0.0%
*                 O'Reilly Automotive, Inc.                                          3,928    974,733             0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Consumer Discretionary -- (Continued)
                  Office Depot, Inc.                                                25,800 $  128,226             0.0%
                  Omnicom Group, Inc.                                               12,032    988,068             0.1%
*                 Panera Bread Co. Class A                                           2,071    647,560             0.1%
                  Penske Automotive Group, Inc.                                     10,871    518,655             0.1%
#                 Polaris Industries, Inc.                                           5,613    478,564             0.0%
                  Pool Corp.                                                         3,700    442,594             0.0%
*                 Priceline Group, Inc. (The)                                        1,596  2,947,525             0.3%
                  PulteGroup, Inc.                                                  25,110    569,244             0.1%
                  PVH Corp.                                                          5,919    597,997             0.1%
                  Ralph Lauren Corp.                                                 4,255    343,464             0.0%
                  Ross Stores, Inc.                                                 20,103  1,306,695             0.1%
                  Royal Caribbean Cruises, Ltd.                                      7,448    793,957             0.1%
#*                Sally Beauty Holdings, Inc.                                        7,653    145,560             0.0%
                  Scripps Networks Interactive, Inc. Class A                         5,436    406,178             0.0%
                  Service Corp. International                                       18,849    607,315             0.1%
*                 ServiceMaster Global Holdings, Inc.                               11,405    434,531             0.0%
#                 Signet Jewelers, Ltd.                                              7,419    488,467             0.0%
                  Sinclair Broadcast Group, Inc. Class A                             1,610     63,515             0.0%
#                 Sirius XM Holdings, Inc.                                          57,918    286,694             0.0%
                  Six Flags Entertainment Corp.                                      4,455    278,928             0.0%
*                 Skechers U.S.A., Inc. Class A                                     10,419    263,080             0.0%
                  Staples, Inc.                                                     42,006    410,399             0.0%
                  Starbucks Corp.                                                   62,954  3,781,017             0.4%
                  Target Corp.                                                      28,343  1,582,957             0.2%
                  TEGNA, Inc.                                                       29,101    741,493             0.1%
*                 Tempur Sealy International, Inc.                                   4,301    201,932             0.0%
                  Tenneco, Inc.                                                      1,040     65,551             0.0%
#*                Tesla, Inc.                                                        2,606    818,466             0.1%
                  Thor Industries, Inc.                                              5,968    574,002             0.1%
                  Tiffany & Co.                                                      8,388    768,760             0.1%
                  Time Warner, Inc.                                                 35,427  3,516,838             0.3%
                  TJX Cos., Inc. (The)                                              28,135  2,212,536             0.2%
                  Toll Brothers, Inc.                                               10,862    390,923             0.0%
                  Tractor Supply Co.                                                 4,360    269,928             0.0%
#*                TripAdvisor, Inc.                                                  2,840    127,828             0.0%
                  Twenty-First Century Fox, Inc. Class A                            58,276  1,779,749             0.2%
                  Twenty-First Century Fox, Inc. Class B                            24,378    727,927             0.1%
*                 Ulta Salon Cosmetics & Fragrance, Inc.                             2,378    669,264             0.1%
#*                Under Armour, Inc. Class A                                         5,125    110,136             0.0%
#*                Under Armour, Inc. Class C                                         5,161    100,175             0.0%
#*                Urban Outfitters, Inc.                                            11,408    261,015             0.0%
                  Vail Resorts, Inc.                                                 1,727    341,359             0.0%
#                 VF Corp.                                                           9,370    511,883             0.1%
                  Viacom, Inc. Class A                                               1,456     64,938             0.0%
                  Viacom, Inc. Class B                                              25,974  1,105,453             0.1%
*                 Visteon Corp.                                                      3,566    367,120             0.0%
                  Walt Disney Co. (The)                                             75,950  8,779,820             0.8%
                  Whirlpool Corp.                                                    9,216  1,711,227             0.2%
#                 Williams-Sonoma, Inc.                                              9,628    520,393             0.1%
                  Wyndham Worldwide Corp.                                            4,827    460,061             0.0%
                  Wynn Resorts, Ltd.                                                 3,024    371,982             0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Consumer Discretionary -- (Continued)
                  Yum! Brands, Inc.                                                  11,171 $    734,493             0.1%
                                                                                            ------------ ---------------
Total Consumer Discretionary                                                                 157,877,002            15.2%
                                                                                            ------------ ---------------
Consumer Staples -- (8.4%)
                  Altria Group, Inc.                                                 87,167    6,256,847             0.6%
                  Archer-Daniels-Midland Co.                                         15,530      710,498             0.1%
#*                Blue Buffalo Pet Products, Inc.                                    17,099      421,490             0.0%
                  Brown-Forman Corp. Class A                                          3,116      149,755             0.0%
                  Brown-Forman Corp. Class B                                         10,160      480,771             0.0%
                  Bunge, Ltd.                                                        10,724      847,518             0.1%
                  Campbell Soup Co.                                                   9,472      545,019             0.1%
#                 Casey's General Stores, Inc.                                        4,093      458,703             0.0%
                  Church & Dwight Co., Inc.                                          10,590      524,523             0.1%
                  Clorox Co. (The)                                                    5,660      756,685             0.1%
                  Coca-Cola Co. (The)                                               177,393    7,654,508             0.7%
                  Colgate-Palmolive Co.                                              27,379    1,972,383             0.2%
                  Conagra Brands, Inc.                                               28,686    1,112,443             0.1%
                  Constellation Brands, Inc. Class A                                  8,135    1,403,613             0.1%
                  Costco Wholesale Corp.                                             19,658    3,489,688             0.3%
#                 Coty, Inc. Class A                                                 44,274      790,291             0.1%
                  CVS Health Corp.                                                   48,410    3,990,920             0.4%
                  Dr Pepper Snapple Group, Inc.                                       7,907      724,677             0.1%
*                 Edgewell Personal Care Co.                                          5,884      420,647             0.0%
                  Energizer Holdings, Inc.                                            1,436       85,054             0.0%
                  Estee Lauder Cos., Inc. (The) Class A                               7,769      676,991             0.1%
                  Flowers Foods, Inc.                                                15,827      310,367             0.0%
                  General Mills, Inc.                                                22,058    1,268,556             0.1%
*                 Hain Celestial Group, Inc. (The)                                    8,806      325,734             0.0%
#*                Herbalife, Ltd.                                                     3,093      195,663             0.0%
                  Hershey Co. (The)                                                   7,067      764,649             0.1%
#                 Hormel Foods Corp.                                                 23,098      810,278             0.1%
                  Ingredion, Inc.                                                     5,718      708,003             0.1%
                  JM Smucker Co. (The)                                                8,331    1,055,704             0.1%
                  Kellogg Co.                                                        10,367      736,057             0.1%
                  Kimberly-Clark Corp.                                               13,268    1,721,523             0.2%
                  Kraft Heinz Co. (The)                                              16,591    1,499,660             0.1%
                  Kroger Co. (The)                                                   41,432    1,228,459             0.1%
                  Lamb Weston Holdings, Inc.                                          5,445      227,329             0.0%
                  McCormick & Co., Inc. Non-Voting                                    6,089      608,291             0.1%
                  Mead Johnson Nutrition Co.                                          5,956      528,416             0.1%
                  Molson Coors Brewing Co. Class B                                    8,137      780,257             0.1%
                  Mondelez International, Inc. Class A                               45,709    2,058,276             0.2%
*                 Monster Beverage Corp.                                             12,015      545,241             0.1%
                  PepsiCo, Inc.                                                      64,099    7,261,135             0.7%
                  Philip Morris International, Inc.                                  51,373    5,694,183             0.6%
                  Pilgrim's Pride Corp.                                               8,391      217,830             0.0%
                  Pinnacle Foods, Inc.                                                6,659      387,221             0.0%
*                 Post Holdings, Inc.                                                 9,639      811,507             0.1%
                  PriceSmart, Inc.                                                      408       35,476             0.0%
                  Procter & Gamble Co. (The)                                        111,304    9,720,178             0.9%
                  Reynolds American, Inc.                                            25,310    1,632,495             0.2%
*                 Rite Aid Corp.                                                     32,439      129,756             0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Consumer Staples -- (Continued)
                  Seaboard Corp.                                                          4 $    16,936             0.0%
#                 Spectrum Brands Holdings, Inc.                                      2,672     384,047             0.0%
#*                Sprouts Farmers Market, Inc.                                       10,016     223,457             0.0%
                  Sysco Corp.                                                        26,567   1,404,597             0.1%
#*                TreeHouse Foods, Inc.                                               4,267     373,789             0.0%
                  Tyson Foods, Inc. Class A                                          13,760     884,218             0.1%
                  Wal-Mart Stores, Inc.                                              87,376   6,568,928             0.6%
                  Walgreens Boots Alliance, Inc.                                     46,029   3,983,350             0.4%
                  Whole Foods Market, Inc.                                           37,920   1,379,150             0.1%
                                                                                            ----------- ---------------
Total Consumer Staples                                                                       89,953,740             8.6%
                                                                                            ----------- ---------------
Energy -- (5.2%)
                  Anadarko Petroleum Corp.                                           20,868   1,189,893             0.1%
*                 Antero Resources Corp.                                             13,686     290,006             0.0%
                  Apache Corp.                                                       14,321     696,573             0.1%
                  Baker Hughes, Inc.                                                 10,118     600,706             0.1%
                  Cabot Oil & Gas Corp.                                              16,697     388,038             0.0%
                  Cheniere Energy Partners L.P. Holdings LLC                          5,564     142,884             0.0%
*                 Cheniere Energy, Inc.                                               6,985     316,770             0.0%
#*                Chesapeake Energy Corp.                                            31,171     163,959             0.0%
                  Chevron Corp.                                                      60,073   6,409,789             0.6%
                  Cimarex Energy Co.                                                  4,108     479,321             0.1%
*                 Concho Resources, Inc.                                              7,528     953,497             0.1%
                  ConocoPhillips                                                     49,985   2,394,781             0.2%
#*                CONSOL Energy, Inc.                                                21,451     325,626             0.0%
#*                Continental Resources, Inc.                                         6,171     261,712             0.0%
#                 Core Laboratories NV                                                4,369     484,173             0.1%
                  Devon Energy Corp.                                                 14,693     580,227             0.1%
#*                Diamond Offshore Drilling, Inc.                                     2,733      39,410             0.0%
*                 Diamondback Energy, Inc.                                            5,175     516,672             0.1%
*                 Energen Corp.                                                       6,781     352,544             0.0%
#                 EnLink Midstream LLC                                                4,106      75,756             0.0%
                  EOG Resources, Inc.                                                20,726   1,917,155             0.2%
                  EQT Corp.                                                           5,259     305,758             0.0%
                  Exxon Mobil Corp.                                                 127,724  10,428,665             1.0%
*                 Gulfport Energy Corp.                                                 993      15,769             0.0%
                  Halliburton Co.                                                    23,772   1,090,659             0.1%
#                 Helmerich & Payne, Inc.                                             7,547     457,650             0.1%
#                 Hess Corp.                                                         18,610     908,726             0.1%
                  HollyFrontier Corp.                                                14,928     420,074             0.1%
                  Kinder Morgan, Inc.                                                75,695   1,561,588             0.2%
                  Marathon Oil Corp.                                                 57,940     861,568             0.1%
                  Marathon Petroleum Corp.                                           25,483   1,298,104             0.1%
#                 Murphy Oil Corp.                                                   14,549     380,893             0.0%
                  Nabors Industries, Ltd.                                            24,029     248,460             0.0%
                  National Oilwell Varco, Inc.                                       20,765     726,152             0.1%
*                 Newfield Exploration Co.                                            4,334     150,043             0.0%
                  Noble Energy, Inc.                                                 29,393     950,276             0.1%
                  Occidental Petroleum Corp.                                         23,664   1,456,283             0.2%
                  Oceaneering International, Inc.                                     2,631      69,432             0.0%
                  ONEOK, Inc.                                                         9,912     521,470             0.1%
*                 Parsley Energy, Inc. Class A                                       11,121     331,295             0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Energy -- (Continued)
                  Patterson-UTI Energy, Inc.                                         14,741 $   319,069             0.0%
*                 PDC Energy, Inc.                                                    2,937     162,211             0.0%
                  Phillips 66                                                        19,903   1,583,483             0.2%
                  Pioneer Natural Resources Co.                                       5,378     930,340             0.1%
*                 QEP Resources, Inc.                                                20,090     237,263             0.0%
                  Range Resources Corp.                                              14,484     383,681             0.0%
*                 Rice Energy, Inc.                                                  16,660     354,691             0.0%
#                 RPC, Inc.                                                           7,979     144,978             0.0%
*                 RSP Permian, Inc.                                                  10,320     392,676             0.0%
                  Schlumberger, Ltd.                                                 44,145   3,204,486             0.3%
*                 Southwestern Energy Co.                                            27,086     203,416             0.0%
                  Targa Resources Corp.                                              16,970     935,556             0.1%
*                 TechnipFMC P.L.C.                                                  23,157     697,720             0.1%
                  Tesoro Corp.                                                       13,161   1,049,063             0.1%
*                 Transocean, Ltd.                                                   30,085     331,838             0.0%
#                 US Silica Holdings, Inc.                                            4,434     184,011             0.0%
                  Valero Energy Corp.                                                22,028   1,423,229             0.1%
#*                Weatherford International P.L.C.                                   66,015     380,907             0.0%
                  Western Refining, Inc.                                             10,751     370,802             0.0%
*                 Whiting Petroleum Corp.                                             4,398      36,503             0.0%
                  Williams Cos., Inc. (The)                                          24,654     755,152             0.1%
*                 WPX Energy, Inc.                                                   34,526     411,895             0.1%
                                                                                            ----------- ---------------
Total Energy                                                                                 55,255,327             5.3%
                                                                                            ----------- ---------------
Financials -- (14.3%)
                  Affiliated Managers Group, Inc.                                     5,187     858,915             0.1%
                  Aflac, Inc.                                                        18,204   1,363,116             0.1%
*                 Alleghany Corp.                                                       920     561,844             0.1%
                  Allied World Assurance Co. Holdings AG                              1,408      74,751             0.0%
                  Allstate Corp. (The)                                               13,342   1,084,571             0.1%
                  Ally Financial, Inc.                                               43,872     868,666             0.1%
                  American Express Co.                                               38,414   3,044,310             0.3%
                  American Financial Group, Inc.                                      7,669     746,270             0.1%
                  American International Group, Inc.                                 32,573   1,984,021             0.2%
                  Ameriprise Financial, Inc.                                          8,625   1,102,706             0.1%
#                 AmTrust Financial Services, Inc.                                   22,858     366,871             0.0%
                  Aon P.L.C.                                                         11,772   1,410,756             0.1%
*                 Arch Capital Group, Ltd.                                            7,095     688,002             0.1%
                  Arthur J Gallagher & Co.                                           14,714     821,188             0.1%
                  Assurant, Inc.                                                      4,839     465,705             0.0%
                  Assured Guaranty, Ltd.                                             14,104     537,786             0.1%
                  Axis Capital Holdings, Ltd.                                         5,299     349,204             0.0%
                  Bank of America Corp.                                             373,238   8,711,375             0.8%
                  Bank of New York Mellon Corp. (The)                                47,161   2,219,397             0.2%
#                 Bank of the Ozarks, Inc.                                           11,598     550,557             0.1%
                  BB&T Corp.                                                         33,139   1,430,942             0.1%
*                 Berkshire Hathaway, Inc. Class B                                   59,826   9,883,853             1.0%
                  BlackRock, Inc.                                                     4,833   1,858,627             0.2%
                  BOK Financial Corp.                                                 3,528     297,375             0.0%
                  Brown & Brown, Inc.                                                12,551     538,438             0.1%
                  Capital One Financial Corp.                                        19,155   1,539,679             0.1%
                  CBOE Holdings, Inc.                                                 4,625     381,146             0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Financials -- (Continued)
                  Charles Schwab Corp. (The)                                         46,814 $ 1,818,724             0.2%
                  Chubb, Ltd.                                                        14,699   2,017,438             0.2%
                  Cincinnati Financial Corp.                                         10,872     783,762             0.1%
                  CIT Group, Inc.                                                    12,698     588,044             0.1%
                  Citigroup, Inc.                                                    89,769   5,307,143             0.5%
                  Citizens Financial Group, Inc.                                     34,190   1,255,115             0.1%
                  CME Group, Inc.                                                    11,063   1,285,410             0.1%
                  CNA Financial Corp.                                                 1,453      65,763             0.0%
                  Comerica, Inc.                                                     11,743     830,230             0.1%
                  Commerce Bancshares, Inc.                                           8,555     470,097             0.0%
#*                Credit Acceptance Corp.                                             1,540     313,005             0.0%
                  Cullen/Frost Bankers, Inc.                                          5,312     501,400             0.0%
                  Discover Financial Services                                        23,292   1,457,846             0.1%
*                 E*TRADE Financial Corp.                                            23,410     808,816             0.1%
                  East West Bancorp, Inc.                                            11,700     634,959             0.1%
                  Eaton Vance Corp.                                                  13,066     560,923             0.1%
                  Erie Indemnity Co. Class A                                          2,577     319,084             0.0%
                  Everest Re Group, Ltd.                                              2,214     557,286             0.1%
#                 FactSet Research Systems, Inc.                                      1,985     324,071             0.0%
                  Fifth Third Bancorp                                                54,632   1,334,660             0.1%
                  First American Financial Corp.                                     11,457     497,348             0.0%
                  First Citizens BancShares, Inc. Class A                               514     178,903             0.0%
                  First Horizon National Corp.                                       25,087     460,346             0.0%
                  First Republic Bank                                                12,955   1,197,819             0.1%
                  FNB Corp.                                                          22,012     313,451             0.0%
                  FNF Group                                                          12,453     509,950             0.1%
                  Franklin Resources, Inc.                                           14,867     640,916             0.1%
                  Goldman Sachs Group, Inc. (The)                                    11,722   2,623,384             0.3%
                  Hartford Financial Services Group, Inc. (The)                      26,984   1,304,946             0.1%
                  Huntington Bancshares, Inc.                                        70,485     906,437             0.1%
                  Intercontinental Exchange, Inc.                                    24,726   1,488,505             0.1%
                  Invesco, Ltd.                                                      34,489   1,136,068             0.1%
                  Investors Bancorp, Inc.                                            26,455     366,402             0.0%
                  JPMorgan Chase & Co.                                              155,585  13,535,895             1.3%
                  KeyCorp                                                            64,955   1,184,779             0.1%
                  Lazard, Ltd. Class A                                                2,861     122,851             0.0%
                  Legg Mason, Inc.                                                      887      33,156             0.0%
                  Leucadia National Corp.                                            24,789     629,393             0.1%
                  Lincoln National Corp.                                             15,553   1,025,409             0.1%
                  Loews Corp.                                                        20,084     936,316             0.1%
                  LPL Financial Holdings, Inc.                                        7,655     321,816             0.0%
                  M&T Bank Corp.                                                      4,884     759,022             0.1%
*                 Markel Corp.                                                          871     844,522             0.1%
                  MarketAxess Holdings, Inc.                                          1,544     297,251             0.0%
                  Marsh & McLennan Cos., Inc.                                        22,300   1,653,099             0.2%
                  MetLife, Inc.                                                      32,037   1,659,837             0.2%
                  Moody's Corp.                                                       5,402     639,165             0.1%
                  Morgan Stanley                                                     49,819   2,160,650             0.2%
                  Morningstar, Inc.                                                     688      50,313             0.0%
                  MSCI, Inc.                                                          4,020     403,286             0.0%
                  Nasdaq, Inc.                                                       14,025     965,902             0.1%
                  Navient Corp.                                                      44,340     673,968             0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Financials -- (Continued)
                  New York Community Bancorp, Inc.                                   32,522 $    432,217             0.0%
                  Northern Trust Corp.                                                9,088      817,920             0.1%
                  Old Republic International Corp.                                   22,528      465,879             0.0%
#*                OneMain Holdings, Inc.                                              2,335       54,452             0.0%
                  PacWest Bancorp                                                     9,909      489,406             0.0%
#                 People's United Financial, Inc.                                    24,034      419,874             0.0%
                  PNC Financial Services Group, Inc. (The)                           20,239    2,423,620             0.2%
                  Popular, Inc.                                                       8,865      371,532             0.0%
                  Principal Financial Group, Inc.                                    24,234    1,578,360             0.2%
                  ProAssurance Corp.                                                    758       46,920             0.0%
                  Progressive Corp. (The)                                            23,536      934,850             0.1%
                  Prosperity Bancshares, Inc.                                         5,993      402,730             0.0%
                  Prudential Financial, Inc.                                         15,252    1,632,422             0.2%
                  Raymond James Financial, Inc.                                      12,144      904,971             0.1%
                  Regions Financial Corp.                                            83,422    1,147,053             0.1%
                  Reinsurance Group of America, Inc.                                  4,288      536,172             0.1%
                  RenaissanceRe Holdings, Ltd.                                        3,338      474,563             0.0%
                  S&P Global, Inc.                                                   10,835    1,453,949             0.1%
*                 Santander Consumer USA Holdings, Inc.                              42,675      543,680             0.1%
                  SEI Investments Co.                                                 7,378      374,138             0.0%
*                 Signature Bank                                                      4,556      630,778             0.1%
*                 SLM Corp.                                                          57,971      726,956             0.1%
                  State Street Corp.                                                 17,239    1,446,352             0.1%
                  SunTrust Banks, Inc.                                               20,658    1,173,581             0.1%
*                 SVB Financial Group                                                 4,322      760,413             0.1%
                  Synchrony Financial                                                42,221    1,173,744             0.1%
                  Synovus Financial Corp.                                            13,561      566,850             0.1%
                  T Rowe Price Group, Inc.                                           28,540    2,023,201             0.2%
                  TD Ameritrade Holding Corp.                                        23,384      894,906             0.1%
                  TFS Financial Corp.                                                10,716      177,243             0.0%
                  Torchmark Corp.                                                     8,974      688,396             0.1%
                  Travelers Cos., Inc. (The)                                         14,704    1,788,889             0.2%
                  U.S. Bancorp.                                                      70,463    3,613,343             0.3%
                  Umpqua Holdings Corp.                                               2,385       42,143             0.0%
                  Unum Group                                                         17,554      813,277             0.1%
                  Validus Holdings, Ltd.                                              7,326      404,981             0.0%
                  Voya Financial, Inc.                                               13,530      505,751             0.1%
                  Webster Financial Corp.                                             8,002      406,582             0.0%
                  Wells Fargo & Co.                                                 207,376   11,165,124             1.1%
*                 Western Alliance Bancorp                                           12,013      575,423             0.1%
                  White Mountains Insurance Group, Ltd.                                 291      249,952             0.0%
                  Willis Towers Watson P.L.C.                                         9,068    1,202,598             0.1%
                  WR Berkley Corp.                                                   10,524      715,422             0.1%
                  XL Group, Ltd.                                                     17,425      729,236             0.1%
                  Zions Bancorporation                                               13,548      542,326             0.1%
                                                                                            ------------ ---------------
Total Financials                                                                             153,017,127            14.7%
                                                                                            ------------ ---------------
Health Care -- (12.6%)
                  Abbott Laboratories                                                60,484    2,639,522             0.3%
                  AbbVie, Inc.                                                       68,920    4,544,585             0.4%
*                 ABIOMED, Inc.                                                       2,102      273,933             0.0%
#*                Acadia Healthcare Co., Inc.                                         4,761      207,484             0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Health Care -- (Continued)
                  Aetna, Inc.                                                       16,727 $2,259,316             0.2%
                  Agilent Technologies, Inc.                                        18,007    991,285             0.1%
*                 Akorn, Inc.                                                        4,201    140,523             0.0%
*                 Alere, Inc.                                                        1,649     81,081             0.0%
*                 Alexion Pharmaceuticals, Inc.                                      6,990    893,182             0.1%
*                 Align Technology, Inc.                                             2,626    353,512             0.0%
*                 Alkermes P.L.C.                                                    4,353    253,562             0.0%
                  Allergan P.L.C.                                                    9,947  2,425,675             0.2%
#*                Alnylam Pharmaceuticals, Inc.                                      1,785     95,676             0.0%
#                 AmerisourceBergen Corp.                                           10,232    839,536             0.1%
                  Amgen, Inc.                                                       31,515  5,147,030             0.5%
                  Anthem, Inc.                                                      10,460  1,860,729             0.2%
#*                athenahealth, Inc.                                                 2,821    276,486             0.0%
                  Baxter International, Inc.                                        19,528  1,087,319             0.1%
                  Becton Dickinson and Co.                                           6,967  1,302,620             0.1%
*                 Bio-Rad Laboratories, Inc. Class A                                 2,261    493,486             0.1%
                  Bio-Techne Corp.                                                   1,453    155,587             0.0%
*                 Biogen, Inc.                                                       8,494  2,303,658             0.2%
*                 BioMarin Pharmaceutical, Inc.                                      3,159    302,759             0.0%
*                 Bioverativ, Inc.                                                   6,169    362,799             0.0%
*                 Bluebird Bio, Inc.                                                   688     61,198             0.0%
*                 Boston Scientific Corp.                                           28,859    761,300             0.1%
                  Bristol-Myers Squibb Co.                                          51,147  2,866,789             0.3%
*                 Brookdale Senior Living, Inc.                                      2,883     37,450             0.0%
                  Bruker Corp.                                                      10,880    265,363             0.0%
                  Cardinal Health, Inc.                                             17,708  1,285,424             0.1%
*                 Celgene Corp.                                                     32,831  4,072,686             0.4%
*                 Centene Corp.                                                     13,624  1,013,626             0.1%
#*                Cerner Corp.                                                       8,611    557,562             0.1%
                  Cigna Corp.                                                        6,933  1,084,113             0.1%
                  Cooper Cos., Inc. (The)                                            2,618    524,464             0.1%
                  CR Bard, Inc.                                                      3,462  1,064,496             0.1%
                  Danaher Corp.                                                     31,719  2,643,144             0.3%
*                 DaVita, Inc.                                                      23,628  1,630,568             0.2%
                  DENTSPLY SIRONA, Inc.                                             12,995    821,804             0.1%
*                 DexCom, Inc.                                                       1,448    112,886             0.0%
*                 Edwards Lifesciences Corp.                                         6,588    722,506             0.1%
                  Eli Lilly & Co.                                                   38,004  3,118,608             0.3%
*                 Endo International P.L.C.                                          7,804     88,731             0.0%
*                 Envision Healthcare Corp.                                         10,030    561,981             0.1%
*                 Exelixis, Inc.                                                    12,920    289,408             0.0%
*                 Express Scripts Holding Co.                                       35,170  2,157,328             0.2%
                  Gilead Sciences, Inc.                                             54,053  3,705,333             0.4%
*                 HCA Holdings, Inc.                                                11,512    969,426             0.1%
#                 HealthSouth Corp.                                                  5,846    274,177             0.0%
*                 Henry Schein, Inc.                                                 5,342    928,440             0.1%
                  Hill-Rom Holdings, Inc.                                            2,884    218,146             0.0%
*                 Hologic, Inc.                                                     13,744    620,542             0.1%
*                 Horizon Pharma P.L.C.                                              2,352     36,174             0.0%
                  Humana, Inc.                                                       5,957  1,322,335             0.1%
*                 IDEXX Laboratories, Inc.                                           4,202    704,801             0.1%
*                 Illumina, Inc.                                                     4,469    826,139             0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Health Care -- (Continued)
*                 Incyte Corp.                                                        7,627 $    947,884             0.1%
*                 Intuitive Surgical, Inc.                                            1,042      870,977             0.1%
#*                Ionis Pharmaceuticals, Inc.                                         5,407      260,563             0.0%
*                 Jazz Pharmaceuticals P.L.C.                                         2,771      441,365             0.0%
                  Johnson & Johnson                                                 117,807   14,545,630             1.4%
*                 Laboratory Corp. of America Holdings                               10,521    1,474,518             0.1%
*                 Mallinckrodt P.L.C.                                                 7,863      368,932             0.0%
*                 Masimo Corp.                                                        3,767      387,022             0.0%
                  McKesson Corp.                                                     10,107    1,397,697             0.1%
*                 MEDNAX, Inc.                                                        7,834      472,860             0.0%
                  Medtronic P.L.C.                                                   38,374    3,188,496             0.3%
                  Merck & Co., Inc.                                                 119,459    7,445,879             0.7%
*                 Mettler-Toledo International, Inc.                                  1,086      557,574             0.1%
#*                Molina Healthcare, Inc.                                             3,700      184,223             0.0%
*                 Mylan NV                                                           14,607      545,571             0.1%
*                 Neurocrine Biosciences, Inc.                                        3,123      166,768             0.0%
#*                OPKO Health, Inc.                                                  29,164      226,604             0.0%
#                 Patterson Cos., Inc.                                               11,364      505,584             0.1%
                  PerkinElmer, Inc.                                                   8,157      484,607             0.1%
#                 Perrigo Co. P.L.C.                                                  2,474      182,928             0.0%
                  Pfizer, Inc.                                                      321,597   10,908,570             1.1%
*                 Premier, Inc. Class A                                               4,831      163,288             0.0%
                  Quest Diagnostics, Inc.                                            13,288    1,402,017             0.1%
*                 Quintiles IMS Holdings, Inc.                                       10,917      920,085             0.1%
*                 Regeneron Pharmaceuticals, Inc.                                     2,505      973,167             0.1%
                  ResMed, Inc.                                                        4,833      328,596             0.0%
*                 Seattle Genetics, Inc.                                              3,057      208,793             0.0%
                  STERIS P.L.C.                                                       6,140      453,132             0.0%
                  Stryker Corp.                                                      10,932    1,490,797             0.1%
#*                Taro Pharmaceutical Industries, Ltd.                                2,229      260,459             0.0%
                  Teleflex, Inc.                                                      2,390      494,467             0.1%
#*                TESARO, Inc.                                                        1,741      256,954             0.0%
                  Thermo Fisher Scientific, Inc.                                     18,936    3,130,689             0.3%
*                 United Therapeutics Corp.                                           5,531      695,247             0.1%
                  UnitedHealth Group, Inc.                                           41,232    7,210,652             0.7%
                  Universal Health Services, Inc. Class B                             9,059    1,093,965             0.1%
*                 Varex Imaging Corp.                                                 1,522       51,078             0.0%
#*                Varian Medical Systems, Inc.                                        5,001      453,791             0.0%
*                 VCA, Inc.                                                           6,133      561,599             0.1%
#*                Veeva Systems, Inc. Class A                                         3,349      179,573             0.0%
*                 Vertex Pharmaceuticals, Inc.                                        5,329      630,421             0.1%
*                 Waters Corp.                                                        2,796      475,012             0.1%
*                 WellCare Health Plans, Inc.                                         3,421      524,816             0.1%
                  West Pharmaceutical Services, Inc.                                  2,889      265,875             0.0%
                  Zimmer Biomet Holdings, Inc.                                        6,895      824,987             0.1%
                  Zoetis, Inc.                                                       23,987    1,345,911             0.1%
                                                                                            ------------ ---------------
Total Health Care                                                                            134,597,916            12.9%
                                                                                            ------------ ---------------
Industrials -- (11.8%)
                  3M Co.                                                             26,886    5,265,085             0.5%
#                 Acuity Brands, Inc.                                                 1,521      267,848             0.0%
*                 AECOM                                                              15,139      517,905             0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Industrials -- (Continued)
                  AGCO Corp.                                                          8,821 $  564,456             0.1%
                  Air Lease Corp.                                                     3,866    147,449             0.0%
                  Alaska Air Group, Inc.                                             10,833    921,780             0.1%
                  Allegion P.L.C.                                                     3,760    295,686             0.0%
                  Allison Transmission Holdings, Inc.                                14,626    565,734             0.1%
                  AMERCO                                                              1,235    462,458             0.0%
#                 American Airlines Group, Inc.                                      22,281    949,616             0.1%
                  AMETEK, Inc.                                                       15,380    879,736             0.1%
                  AO Smith Corp.                                                      6,580    354,530             0.0%
                  Arconic, Inc.                                                      26,534    725,174             0.1%
*                 Avis Budget Group, Inc.                                            12,341    376,400             0.0%
                  Boeing Co. (The)                                                   25,987  4,803,177             0.5%
                  BWX Technologies, Inc.                                              8,410    413,520             0.0%
                  Carlisle Cos., Inc.                                                 5,186    525,809             0.1%
                  Caterpillar, Inc.                                                  23,328  2,385,521             0.2%
#                 CH Robinson Worldwide, Inc.                                         6,944    504,829             0.1%
                  Chicago Bridge & Iron Co. NV                                        4,287    128,953             0.0%
#                 Cintas Corp.                                                        5,652    692,200             0.1%
*                 Clean Harbors, Inc.                                                 1,175     68,279             0.0%
*                 Colfax Corp.                                                       10,905    441,325             0.0%
                  Copa Holdings SA Class A                                            2,700    314,334             0.0%
*                 Copart, Inc.                                                       10,394    321,175             0.0%
                  Crane Co.                                                           5,116    408,820             0.0%
                  CSX Corp.                                                          44,764  2,275,802             0.2%
                  Cummins, Inc.                                                       6,515    983,374             0.1%
                  Curtiss-Wright Corp.                                                4,277    399,728             0.0%
                  Deere & Co.                                                        11,779  1,314,654             0.1%
                  Delta Air Lines, Inc.                                              54,094  2,458,031             0.2%
                  Donaldson Co., Inc.                                                 5,493    254,216             0.0%
                  Dover Corp.                                                         9,950    784,856             0.1%
                  Dun & Bradstreet Corp. (The)                                        2,458    269,421             0.0%
                  Eaton Corp. P.L.C.                                                 20,675  1,563,857             0.2%
                  EMCOR Group, Inc.                                                   6,651    437,237             0.0%
                  Emerson Electric Co.                                               26,745  1,612,189             0.2%
                  Equifax, Inc.                                                       4,159    562,754             0.1%
                  Expeditors International of Washington, Inc.                        9,376    525,900             0.1%
                  Fastenal Co.                                                       10,845    484,555             0.0%
                  FedEx Corp.                                                        12,470  2,365,559             0.2%
#                 Flowserve Corp.                                                     7,710    392,208             0.0%
                  Fluor Corp.                                                        11,160    572,731             0.1%
                  Fortive Corp.                                                      11,864    750,517             0.1%
                  Fortune Brands Home & Security, Inc.                                6,749    430,181             0.0%
                  General Dynamics Corp.                                              9,628  1,865,810             0.2%
                  General Electric Co.                                              342,505  9,929,220             1.0%
*                 Genesee & Wyoming, Inc. Class A                                     6,422    435,155             0.0%
                  Graco, Inc.                                                         5,790    624,451             0.1%
*                 HD Supply Holdings, Inc.                                            9,979    402,154             0.0%
                  HEICO Corp.                                                         2,978    211,611             0.0%
                  HEICO Corp. Class A                                                 4,561    279,605             0.0%
                  Hexcel Corp.                                                        9,636    498,663             0.1%
                  Honeywell International, Inc.                                      33,512  4,394,764             0.4%
                  Hubbell, Inc.                                                       4,345    491,550             0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Industrials -- (Continued)
                  Huntington Ingalls Industries, Inc.                                2,259 $  453,810             0.0%
                  IDEX Corp.                                                         5,564    582,885             0.1%
                  Illinois Tool Works, Inc.                                         16,107  2,224,216             0.2%
                  Ingersoll-Rand P.L.C.                                             13,141  1,166,264             0.1%
                  ITT, Inc.                                                          2,579    108,653             0.0%
                  Jacobs Engineering Group, Inc.                                     7,241    397,676             0.0%
                  JB Hunt Transport Services, Inc.                                   4,982    446,686             0.0%
*                 JetBlue Airways Corp.                                             39,243    856,675             0.1%
                  Johnson Controls International P.L.C.                             24,787  1,030,396             0.1%
                  Kansas City Southern                                               9,226    830,986             0.1%
                  KAR Auction Services, Inc.                                        11,310    493,342             0.0%
*                 Kirby Corp.                                                        5,215    368,179             0.0%
                  L3 Technologies, Inc.                                              4,534    778,805             0.1%
#                 Lennox International, Inc.                                         2,013    332,930             0.0%
                  Lincoln Electric Holdings, Inc.                                    5,690    506,581             0.1%
                  Lockheed Martin Corp.                                             11,542  3,109,992             0.3%
                  Macquarie Infrastructure Corp.                                     6,549    532,892             0.1%
                  ManpowerGroup, Inc.                                                6,744    681,009             0.1%
                  Masco Corp.                                                       10,311    381,713             0.0%
*                 Middleby Corp. (The)                                               2,581    351,351             0.0%
                  MSC Industrial Direct Co., Inc. Class A                            4,263    381,666             0.0%
                  Nielsen Holdings P.L.C.                                           17,176    706,449             0.1%
                  Nordson Corp.                                                      2,692    337,038             0.0%
                  Norfolk Southern Corp.                                            16,126  1,894,644             0.2%
                  Northrop Grumman Corp.                                             8,457  2,080,084             0.2%
                  Old Dominion Freight Line, Inc.                                    6,237    552,099             0.1%
                  Orbital ATK, Inc.                                                  6,472    640,728             0.1%
                  Oshkosh Corp.                                                      8,246    572,190             0.1%
                  Owens Corning                                                     11,881    722,959             0.1%
                  PACCAR, Inc.                                                      14,052    937,690             0.1%
                  Parker-Hannifin Corp.                                              5,706    917,525             0.1%
                  Pentair P.L.C.                                                    13,283    856,886             0.1%
                  Pitney Bowes, Inc.                                                13,046    173,381             0.0%
*                 Quanta Services, Inc.                                              9,399    333,101             0.0%
                  Raytheon Co.                                                      13,799  2,141,743             0.2%
                  Republic Services, Inc.                                           12,092    761,675             0.1%
                  Robert Half International, Inc.                                    8,287    381,616             0.0%
                  Rockwell Automation, Inc.                                          6,539  1,028,912             0.1%
                  Rockwell Collins, Inc.                                            10,195  1,061,198             0.1%
#                 Rollins, Inc.                                                      7,570    293,943             0.0%
                  Roper Technologies, Inc.                                           3,534    772,886             0.1%
                  Ryder System, Inc.                                                 7,672    521,005             0.1%
*                 Sensata Technologies Holding NV                                   14,493    596,822             0.1%
                  Snap-on, Inc.                                                      4,060    680,172             0.1%
                  Southwest Airlines Co.                                            33,001  1,855,316             0.2%
                  Spirit Aerosystems Holdings, Inc. Class A                          9,674    552,966             0.1%
*                 Spirit Airlines, Inc.                                              6,150    352,210             0.0%
                  Stanley Black & Decker, Inc.                                       7,592  1,033,651             0.1%
#*                Stericycle, Inc.                                                   6,370    543,616             0.1%
#*                Swift Transportation Co.                                           5,731    140,868             0.0%
*                 Teledyne Technologies, Inc.                                        3,533    476,354             0.0%
                  Terex Corp.                                                        2,690     94,096             0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Industrials -- (Continued)
                  Textron, Inc.                                                      27,397 $  1,278,344             0.1%
                  Toro Co. (The)                                                      5,081      329,858             0.0%
#                 TransDigm Group, Inc.                                               1,934      477,176             0.0%
*                 TransUnion                                                         10,255      410,508             0.0%
                  Trinity Industries, Inc.                                           18,871      507,630             0.1%
                  Union Pacific Corp.                                                45,307    5,072,572             0.5%
*                 United Continental Holdings, Inc.                                  27,065    1,900,234             0.2%
                  United Parcel Service, Inc. Class B                                29,186    3,136,328             0.3%
*                 United Rentals, Inc.                                                4,853      532,180             0.1%
                  United Technologies Corp.                                          43,205    5,140,963             0.5%
*                 Univar, Inc.                                                        2,576       76,894             0.0%
#*                USG Corp.                                                          16,488      499,586             0.1%
*                 Verisk Analytics, Inc.                                              7,865      651,301             0.1%
*                 WABCO Holdings, Inc.                                                2,335      277,561             0.0%
#                 Wabtec Corp.                                                        6,145      515,504             0.1%
                  Waste Management, Inc.                                             18,883    1,374,305             0.1%
                  Watsco, Inc.                                                        2,389      331,593             0.0%
                  Woodward, Inc.                                                      5,001      338,418             0.0%
#                 WW Grainger, Inc.                                                   2,662      512,967             0.1%
*                 XPO Logistics, Inc.                                                14,827      732,305             0.1%
                  Xylem, Inc.                                                         9,643      495,747             0.0%
                                                                                            ------------ ---------------
Total Industrials                                                                            125,495,056            12.1%
                                                                                            ------------ ---------------
Information Technology -- (20.4%)
                  Accenture P.L.C. Class A                                           31,458    3,815,855             0.4%
                  Activision Blizzard, Inc.                                          27,363    1,429,717             0.1%
*                 Adobe Systems, Inc.                                                12,951    1,732,067             0.2%
#*                Advanced Micro Devices, Inc.                                       45,101      599,843             0.1%
*                 Akamai Technologies, Inc.                                          11,093      676,007             0.1%
                  Alliance Data Systems Corp.                                         2,437      608,348             0.1%
*                 Alphabet, Inc. Class A                                             10,745    9,933,967             1.0%
*                 Alphabet, Inc. Class C                                             11,285   10,223,759             1.0%
                  Amdocs, Ltd.                                                       12,605      771,930             0.1%
                  Amphenol Corp. Class A                                              9,927      717,821             0.1%
                  Analog Devices, Inc.                                               12,312      938,174             0.1%
*                 ANSYS, Inc.                                                         5,414      596,406             0.1%
                  Apple, Inc.                                                       215,464   30,951,404             3.0%
                  Applied Materials, Inc.                                            37,046    1,504,438             0.1%
*                 Arista Networks, Inc.                                               2,597      362,645             0.0%
*                 ARRIS International P.L.C.                                         15,412      400,558             0.0%
*                 Arrow Electronics, Inc.                                             7,138      503,229             0.1%
*                 Aspen Technology, Inc.                                              3,703      227,697             0.0%
*                 Autodesk, Inc.                                                      5,237      471,697             0.1%
                  Automatic Data Processing, Inc.                                    22,795    2,381,850             0.2%
                  Avnet, Inc.                                                        10,504      406,400             0.0%
#*                Black Knight Financial Services, Inc. Class A                       1,865       77,211             0.0%
                  Booz Allen Hamilton Holding Corp.                                  14,232      511,356             0.1%
                  Broadcom, Ltd.                                                     11,860    2,618,807             0.3%
                  Broadridge Financial Solutions, Inc.                                7,098      496,434             0.1%
                  Brocade Communications Systems, Inc.                               27,637      347,397             0.0%
                  CA, Inc.                                                           43,990    1,444,192             0.1%
*                 Cadence Design Systems, Inc.                                       11,943      388,984             0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Information Technology -- (Continued)
#*                Cavium, Inc.                                                        4,027 $   277,259             0.0%
                  CDK Global, Inc.                                                    6,626     430,756             0.0%
                  CDW Corp.                                                           7,226     426,984             0.0%
                  Cisco Systems, Inc.                                               208,936   7,118,450             0.7%
*                 Citrix Systems, Inc.                                               10,715     867,272             0.1%
                  Cognex Corp.                                                        4,959     423,201             0.0%
*                 Cognizant Technology Solutions Corp. Class A                       27,947   1,683,248             0.2%
*                 Coherent, Inc.                                                      1,951     420,636             0.0%
*                 CommerceHub, Inc. Series C                                            389       6,193             0.0%
*                 CommScope Holding Co., Inc.                                        10,128     425,781             0.0%
*                 Conduent, Inc.                                                     11,250     183,488             0.0%
                  Corning, Inc.                                                      30,542     881,137             0.1%
*                 CoStar Group, Inc.                                                  1,211     291,718             0.0%
*                 Cree, Inc.                                                          1,600      35,008             0.0%
                  CSRA, Inc.                                                         15,667     455,596             0.0%
#                 Cypress Semiconductor Corp.                                        22,282     312,171             0.0%
*                 Dell Technologies, Inc. Class V                                     7,981     535,605             0.1%
                  Dolby Laboratories, Inc. Class A                                    6,748     355,822             0.0%
                  DST Systems, Inc.                                                   2,212     272,319             0.0%
*                 DXC Technology Co.                                                 16,846   1,269,178             0.1%
*                 eBay, Inc.                                                         38,546   1,287,822             0.1%
*                 EchoStar Corp. Class A                                              5,118     294,592             0.0%
*                 Electronic Arts, Inc.                                              10,986   1,041,693             0.1%
*                 EPAM Systems, Inc.                                                  1,500     115,500             0.0%
*                 Euronet Worldwide, Inc.                                             3,300     272,646             0.0%
*                 F5 Networks, Inc.                                                   3,373     435,556             0.0%
*                 Facebook, Inc. Class A                                             68,220  10,250,055             1.0%
                  Fidelity National Information Services, Inc.                       14,651   1,233,468             0.1%
*                 First Data Corp. Class A                                           10,180     159,012             0.0%
#*                First Solar, Inc.                                                   8,021     237,021             0.0%
*                 Fiserv, Inc.                                                       10,968   1,306,728             0.1%
*                 FleetCor Technologies, Inc.                                         6,162     869,705             0.1%
*                 Flex, Ltd.                                                         65,839   1,017,871             0.1%
                  FLIR Systems, Inc.                                                 15,067     553,411             0.1%
*                 Fortinet, Inc.                                                      3,563     138,957             0.0%
*                 Gartner, Inc.                                                       2,996     341,814             0.0%
#                 Genpact, Ltd.                                                      19,291     471,086             0.0%
                  Global Payments, Inc.                                               9,207     752,764             0.1%
*                 GoDaddy, Inc. Class A                                               3,306     128,670             0.0%
#*                Guidewire Software, Inc.                                            2,910     178,936             0.0%
                  Harris Corp.                                                        8,026     898,029             0.1%
                  Hewlett Packard Enterprise Co.                                     90,452   1,685,121             0.2%
                  HP, Inc.                                                           60,928   1,146,665             0.1%
*                 IAC/InterActiveCorp                                                 4,831     401,021             0.0%
*                 Integrated Device Technology, Inc.                                  1,951      46,805             0.0%
                  Intel Corp.                                                       241,422   8,727,405             0.8%
                  International Business Machines Corp.                              43,508   6,973,897             0.7%
                  Intuit, Inc.                                                       12,320   1,542,587             0.2%
*                 IPG Photonics Corp.                                                 3,533     446,289             0.0%
                  Jabil Circuit, Inc.                                                27,352     793,755             0.1%
                  Jack Henry & Associates, Inc.                                       3,196     309,756             0.0%
                  Juniper Networks, Inc.                                             32,657     981,996             0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Information Technology -- (Continued)
*                 Keysight Technologies, Inc.                                        11,651 $   436,097             0.0%
                  KLA-Tencor Corp.                                                    5,363     526,754             0.1%
                  Lam Research Corp.                                                  6,592     954,851             0.1%
                  Leidos Holdings, Inc.                                              10,083     530,971             0.1%
                  LogMeIn, Inc.                                                       3,344     377,872             0.0%
*                 Lumentum Holdings, Inc.                                               523      22,358             0.0%
*                 Manhattan Associates, Inc.                                          4,943     230,789             0.0%
                  Marvell Technology Group, Ltd.                                     34,907     524,303             0.1%
                  Mastercard, Inc. Class A                                           48,631   5,656,758             0.5%
#*                Match Group, Inc.                                                   3,203      59,672             0.0%
                  Maxim Integrated Products, Inc.                                    10,549     465,738             0.0%
                  MAXIMUS, Inc.                                                       4,418     269,454             0.0%
#                 Microchip Technology, Inc.                                          7,316     552,943             0.1%
*                 Micron Technology, Inc.                                            86,168   2,384,269             0.2%
*                 Microsemi Corp.                                                     9,662     453,534             0.0%
                  Microsoft Corp.                                                   299,894  20,530,743             2.0%
                  Motorola Solutions, Inc.                                            6,018     517,367             0.1%
                  National Instruments Corp.                                          4,849     169,279             0.0%
*                 NCR Corp.                                                          10,778     444,593             0.0%
                  NetApp, Inc.                                                       17,842     711,004             0.1%
*                 Nuance Communications, Inc.                                        24,934     446,069             0.0%
                  NVIDIA Corp.                                                       26,473   2,761,134             0.3%
*                 ON Semiconductor Corp.                                             27,129     384,689             0.0%
                  Oracle Corp.                                                      129,267   5,811,844             0.6%
*                 Palo Alto Networks, Inc.                                            1,515     164,241             0.0%
                  Paychex, Inc.                                                      16,018     949,547             0.1%
*                 PayPal Holdings, Inc.                                              47,128   2,248,948             0.2%
*                 PTC, Inc.                                                           2,607     140,908             0.0%
*                 Qorvo, Inc.                                                         7,597     516,824             0.1%
                  QUALCOMM, Inc.                                                     58,591   3,148,680             0.3%
*                 Red Hat, Inc.                                                       4,709     414,769             0.0%
#                 Sabre Corp.                                                         9,552     223,612             0.0%
*                 salesforce.com, Inc.                                               13,584   1,169,854             0.1%
                  Seagate Technology P.L.C.                                          13,761     579,751             0.1%
*                 ServiceNow, Inc.                                                    2,703     255,379             0.0%
                  Skyworks Solutions, Inc.                                            8,724     870,132             0.1%
#*                Splunk, Inc.                                                        2,459     158,138             0.0%
                  SS&C Technologies Holdings, Inc.                                   15,307     562,379             0.1%
                  Symantec Corp.                                                     26,586     840,915             0.1%
                  SYNNEX Corp.                                                        5,301     574,787             0.1%
*                 Synopsys, Inc.                                                     11,350     836,495             0.1%
*                 Tableau Software, Inc. Class A                                      1,131      60,712             0.0%
#*                Take-Two Interactive Software, Inc.                                 5,681     357,051             0.0%
                  TE Connectivity, Ltd.                                              20,092   1,554,518             0.2%
#*                Teradata Corp.                                                      2,075      60,549             0.0%
                  Teradyne, Inc.                                                     17,116     603,681             0.1%
                  Texas Instruments, Inc.                                            50,780   4,020,760             0.4%
                  Total System Services, Inc.                                         8,728     500,202             0.1%
*                 Trimble, Inc.                                                      13,780     488,225             0.1%
#*                Twitter, Inc.                                                      40,102     660,881             0.1%
#*                Tyler Technologies, Inc.                                            1,406     230,008             0.0%
*                 Ubiquiti Networks, Inc.                                             4,830     248,842             0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------ ------------ ---------------
Information Technology -- (Continued)
#*                Ultimate Software Group, Inc. (The)                                  690 $    139,842             0.0%
*                 Vantiv, Inc. Class A                                               7,510      465,920             0.0%
#*                VeriSign, Inc.                                                     4,048      359,948             0.0%
                  Versum Materials, Inc.                                             4,003      128,176             0.0%
#                 Visa, Inc. Class A                                                74,058    6,755,571             0.7%
*                 VMware, Inc. Class A                                               2,035      191,534             0.0%
                  Western Digital Corp.                                             12,890    1,148,112             0.1%
#                 Western Union Co. (The)                                           28,340      562,832             0.1%
*                 WEX, Inc.                                                          3,716      377,025             0.0%
#*                Workday, Inc. Class A                                              2,115      184,851             0.0%
                  Xerox Corp.                                                       87,591      629,779             0.1%
                  Xilinx, Inc.                                                      10,436      658,616             0.1%
*                 Yahoo!, Inc.                                                      21,492    1,036,129             0.1%
*                 Zebra Technologies Corp. Class A                                   5,578      525,838             0.1%
*                 Zillow Group, Inc. Class A                                         3,902      150,188             0.0%
*                 Zillow Group, Inc. Class C                                         7,941      309,699             0.0%
                                                                                           ------------ ---------------
Total Information Technology                                                                218,138,581            20.9%
                                                                                           ------------ ---------------
Materials -- (3.6%)
                  Air Products & Chemicals, Inc.                                    11,365    1,596,783             0.2%
                  Albemarle Corp.                                                    9,083      989,230             0.1%
                  Alcoa Corp.                                                        8,220      277,261             0.0%
                  AptarGroup, Inc.                                                   6,713      539,054             0.1%
                  Ashland Global Holdings, Inc.                                      5,147      635,655             0.1%
                  Avery Dennison Corp.                                               4,807      399,990             0.0%
*                 Axalta Coating Systems, Ltd.                                      14,706      461,327             0.0%
                  Ball Corp.                                                         9,474      728,456             0.1%
                  Bemis Co., Inc.                                                   11,614      521,817             0.1%
*                 Berry Global Group, Inc.                                           5,950      297,500             0.0%
                  Celanese Corp. Series A                                           10,304      896,860             0.1%
#                 CF Industries Holdings, Inc.                                      19,398      518,703             0.1%
                  Chemours Co. (The)                                                14,576      587,267             0.1%
*                 Crown Holdings, Inc.                                               7,058      395,883             0.0%
                  Dow Chemical Co. (The)                                            36,896    2,317,069             0.2%
                  Eagle Materials, Inc.                                              5,166      495,781             0.0%
                  Eastman Chemical Co.                                              16,837    1,342,751             0.1%
                  Ecolab, Inc.                                                       8,444    1,090,036             0.1%
                  EI du Pont de Nemours & Co.                                       21,266    1,695,963             0.2%
                  FMC Corp.                                                          7,288      533,700             0.1%
*                 Freeport-McMoRan, Inc.                                            88,312    1,125,978             0.1%
                  Graphic Packaging Holding Co.                                     44,118      599,122             0.1%
                  Huntsman Corp.                                                    37,766      935,464             0.1%
*                 Ingevity Corp.                                                     1,509       95,414             0.0%
                  International Flavors & Fragrances, Inc.                           2,952      409,118             0.0%
                  International Paper Co.                                           17,323      934,922             0.1%
                  LyondellBasell Industries NV Class A                              14,929    1,265,382             0.1%
                  Martin Marietta Materials, Inc.                                    4,726    1,040,618             0.1%
                  Monsanto Co.                                                      14,368    1,675,452             0.2%
                  Mosaic Co. (The)                                                  19,724      531,167             0.1%
                  NewMarket Corp.                                                    1,046      492,352             0.0%
                  Newmont Mining Corp.                                              21,490      726,577             0.1%
                  Nucor Corp.                                                       12,846      787,845             0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Materials -- (Continued)
                  Olin Corp.                                                         18,266 $   586,887             0.1%
*                 Owens-Illinois, Inc.                                                5,872     128,127             0.0%
                  Packaging Corp. of America                                          5,409     534,301             0.1%
#*                Platform Specialty Products Corp.                                   5,743      81,378             0.0%
                  PolyOne Corp.                                                       1,543      60,501             0.0%
                  PPG Industries, Inc.                                               11,782   1,294,135             0.1%
                  Praxair, Inc.                                                      10,509   1,313,415             0.1%
                  Reliance Steel & Aluminum Co.                                       5,947     468,743             0.0%
                  Royal Gold, Inc.                                                    5,078     358,913             0.0%
                  RPM International, Inc.                                             6,399     336,331             0.0%
                  Scotts Miracle-Gro Co. (The)                                        3,759     363,119             0.0%
                  Sealed Air Corp.                                                    9,521     419,114             0.0%
                  Sherwin-Williams Co. (The)                                          3,114   1,042,194             0.1%
                  Sonoco Products Co.                                                11,999     627,668             0.1%
                  Southern Copper Corp.                                               3,014     106,605             0.0%
                  Steel Dynamics, Inc.                                               24,681     891,971             0.1%
                  United States Steel Corp.                                          12,316     274,893             0.0%
                  Valspar Corp. (The)                                                 3,319     373,188             0.0%
                  Vulcan Materials Co.                                                9,087   1,098,437             0.1%
                  Westlake Chemical Corp.                                             5,866     365,159             0.0%
                  WestRock Co.                                                       14,728     788,832             0.1%
                  WR Grace & Co.                                                      4,975     346,857             0.0%
                                                                                            ----------- ---------------
Total Materials                                                                              38,801,265             3.7%
                                                                                            ----------- ---------------
Real Estate -- (0.3%)
*                 CBRE Group, Inc. Class A                                           21,834     781,876             0.1%
                  Colony NorthStar, Inc. Class A                                      5,300      69,271             0.0%
*                 Howard Hughes Corp. (The)                                           2,985     367,483             0.0%
                  Jones Lang LaSalle, Inc.                                            4,863     558,564             0.1%
#                 Realogy Holdings Corp.                                             11,780     359,879             0.0%
*                 SBA Communications Corp.                                            3,520     445,245             0.0%
                                                                                            ----------- ---------------
Total Real Estate                                                                             2,582,318             0.2%
                                                                                            ----------- ---------------
Telecommunication Services -- (2.6%)
                  AT&T, Inc.                                                        377,616  14,964,922             1.4%
#                 CenturyLink, Inc.                                                  52,248   1,341,206             0.1%
#                 Frontier Communications Corp.                                      67,799     127,462             0.0%
*                 Level 3 Communications, Inc.                                       11,024     669,818             0.1%
*                 Sprint Corp.                                                       54,103     488,550             0.1%
*                 T-Mobile US, Inc.                                                  19,096   1,284,588             0.1%
                  Telephone & Data Systems, Inc.                                      1,594      43,771             0.0%
*                 United States Cellular Corp.                                          389      15,241             0.0%
                  Verizon Communications, Inc.                                      187,985   8,630,392             0.8%
*                 Zayo Group Holdings, Inc.                                          13,337     467,729             0.1%
                                                                                            ----------- ---------------
Total Telecommunication Services                                                             28,033,679             2.7%
                                                                                            ----------- ---------------
Utilities -- (2.6%)
                  AES Corp.                                                          23,898     270,286             0.0%
                  Alliant Energy Corp.                                                8,800     346,016             0.0%
                  Ameren Corp.                                                        8,983     491,280             0.1%
                  American Electric Power Co., Inc.                                  18,849   1,278,528             0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
Utilities -- (Continued)
                  American Water Works Co., Inc.                                        5,329 $      425,041             0.1%
                  Aqua America, Inc.                                                    6,756        223,556             0.0%
                  Atmos Energy Corp.                                                    4,044        327,645             0.0%
                  Avangrid, Inc.                                                        2,165         94,178             0.0%
*                 Calpine Corp.                                                        37,972        387,314             0.0%
                  CenterPoint Energy, Inc.                                             15,976        455,795             0.1%
                  CMS Energy Corp.                                                     10,635        482,829             0.1%
                  Consolidated Edison, Inc.                                            11,682        926,149             0.1%
                  Dominion Resources, Inc.                                             23,440      1,814,959             0.2%
                  DTE Energy Co.                                                        6,721        702,949             0.1%
                  Duke Energy Corp.                                                    26,408      2,178,660             0.2%
                  Edison International                                                 12,186        974,515             0.1%
                  Entergy Corp.                                                         6,245        476,244             0.1%
                  Eversource Energy                                                    11,488        682,387             0.1%
                  Exelon Corp.                                                         35,330      1,223,478             0.1%
                  FirstEnergy Corp.                                                    12,743        381,526             0.0%
                  Great Plains Energy, Inc.                                             8,464        250,450             0.0%
                  MDU Resources Group, Inc.                                            14,003        376,681             0.0%
#                 National Fuel Gas Co.                                                 6,116        338,704             0.0%
                  NextEra Energy, Inc.                                                 18,345      2,450,158             0.2%
                  NiSource, Inc.                                                       15,254        369,910             0.0%
                  NRG Energy, Inc.                                                     31,510        532,519             0.1%
                  NRG Yield, Inc. Class A                                               1,335         23,149             0.0%
#                 NRG Yield, Inc. Class C                                               1,335         23,630             0.0%
                  OGE Energy Corp.                                                      7,149        248,642             0.0%
                  ONE Gas, Inc.                                                           692         47,630             0.0%
                  PG&E Corp.                                                           19,430      1,302,782             0.1%
                  Pinnacle West Capital Corp.                                           3,915        333,127             0.0%
                  PPL Corp.                                                            25,992        990,555             0.1%
                  Public Service Enterprise Group, Inc.                                18,921        833,470             0.1%
                  SCANA Corp.                                                           5,182        343,618             0.0%
                  Sempra Energy                                                         9,107      1,029,273             0.1%
                  Southern Co. (The)                                                   30,512      1,519,498             0.2%
                  UGI Corp.                                                            10,782        540,825             0.1%
                  Vectren Corp.                                                         5,615        333,643             0.0%
                  WEC Energy Group, Inc.                                                9,787        592,309             0.1%
                  Westar Energy, Inc.                                                   5,228        272,013             0.0%
                  Xcel Energy, Inc.                                                    19,500        878,475             0.1%
                                                                                              -------------- ---------------
Total Utilities                                                                                   27,774,396             2.7%
                                                                                              -------------- ---------------
TOTAL COMMON STOCKS                                                                            1,031,526,407            99.0%
                                                                                              -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
(degree)*         Safeway Casa Ley Contingent Value Rights                              6,868          6,970             0.0%
(degree)*         Safeway PDC, LLC Contingent Value Rights                              6,868            335             0.0%
                                                                                              -------------- ---------------
TOTAL RIGHTS/WARRANTS                                                                                  7,305             0.0%
                                                                                              -------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                    1,031,533,712
                                                                                              --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
                  State Street Institutional U.S. Government Money Market Fund,
                    0.680%                                                          5,107,938      5,107,938             0.5%
                                                                                              -------------- ---------------

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@              DFA Short Term Investment Fund                                    2,686,276 $   31,088,275             3.0%
                                                                                              -------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $902,766,517)                                             $1,067,729,925           102.5%
                                                                                              ============== ===============

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  -------------------------------------------------
                                                                     LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                                                  -------------- ----------- ------- --------------
Common Stocks
   Consumer Discretionary                                         $  157,877,002          --      -- $  157,877,002
   Consumer Staples                                                   89,953,740          --      --     89,953,740
   Energy                                                             55,255,327          --      --     55,255,327
   Financials                                                        153,017,127          --      --    153,017,127
   Health Care                                                       134,597,916          --      --    134,597,916
   Industrials                                                       125,495,056          --      --    125,495,056
   Information Technology                                            218,138,581          --      --    218,138,581
   Materials                                                          38,801,265          --      --     38,801,265
   Real Estate                                                         2,582,318          --      --      2,582,318
   Telecommunication Services                                         28,033,679          --      --     28,033,679
   Utilities                                                          27,774,396          --      --     27,774,396
Rights/Warrants                                                               -- $     7,305      --          7,305
Temporary Cash Investments                                             5,107,938          --      --      5,107,938
Securities Lending Collateral                                                 --  31,088,275      --     31,088,275
Futures Contracts**                                                        1,023          --      --          1,023
                                                                  -------------- ----------- ------- --------------
TOTAL                                                             $1,036,635,368 $31,095,580      -- $1,067,730,948
                                                                  ============== =========== ======= ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                         U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
COMMON STOCKS -- (83.8%)
Consumer Discretionary -- (12.5%)
*                 1-800-Flowers.com, Inc. Class A                                     391,776 $ 4,211,592             0.1%
                  A.H. Belo Corp. Class A                                             122,072     762,950             0.0%
                  Aaron's, Inc.                                                       553,140  19,879,852             0.2%
#                 Abercrombie & Fitch Co. Class A                                     486,691   5,835,425             0.1%
#                 Adient P.L.C.                                                       358,468  26,368,906             0.3%
#                 AMC Entertainment Holdings, Inc. Class A                            185,294   5,614,408             0.1%
                  AMCON Distributing Co.                                                  850      80,963             0.0%
#*                America's Car-Mart, Inc.                                             89,366   3,333,352             0.0%
#*                American Axle & Manufacturing Holdings, Inc.                        525,341   9,240,748             0.1%
#                 American Eagle Outfitters, Inc.                                     637,512   8,982,544             0.1%
*                 American Public Education, Inc.                                     149,705   3,308,480             0.0%
                  Ark Restaurants Corp.                                                11,690     296,341             0.0%
#*                Ascena Retail Group, Inc.                                         1,502,159   5,873,442             0.1%
*                 Ascent Capital Group, Inc. Class A                                   92,297   1,182,325             0.0%
#*                AutoNation, Inc.                                                    381,598  16,027,116             0.2%
#*                AV Homes, Inc.                                                       53,252     934,573             0.0%
*                 Ballantyne Strong, Inc.                                              97,561     614,634             0.0%
*                 Barnes & Noble Education, Inc.                                      315,830   3,287,790             0.0%
#                 Barnes & Noble, Inc.                                                486,141   4,156,506             0.1%
                  Bassett Furniture Industries, Inc.                                   51,875   1,558,844             0.0%
#                 Beasley Broadcast Group, Inc. Class A                                29,968     394,079             0.0%
#*                bebe stores, Inc.                                                       990       3,940             0.0%
#                 Bed Bath & Beyond, Inc.                                             235,840   9,138,800             0.1%
*                 Belmond, Ltd. Class A                                               670,427   8,313,295             0.1%
#                 Big 5 Sporting Goods Corp.                                          169,231   2,606,157             0.0%
*                 Biglari Holdings, Inc.                                                2,182     930,907             0.0%
#*                BJ's Restaurants, Inc.                                               47,096   2,124,030             0.0%
#*                Boot Barn Holdings, Inc.                                             34,971     371,042             0.0%
                  Bowl America, Inc. Class A                                           14,256     205,429             0.0%
#*                Boyd Gaming Corp.                                                    50,714   1,150,194             0.0%
*                 Bridgepoint Education, Inc.                                         182,730   2,229,306             0.0%
#*                Build-A-Bear Workshop, Inc.                                         148,806   1,547,582             0.0%
#*                Cabela's, Inc.                                                       34,108   1,862,297             0.0%
*                 CafePress, Inc.                                                       2,300       6,555             0.0%
#                 CalAtlantic Group, Inc.                                           1,112,227  40,284,862             0.4%
                  Caleres, Inc.                                                       434,542  12,523,500             0.1%
                  Callaway Golf Co.                                                 1,061,898  12,583,491             0.1%
*                 Cambium Learning Group, Inc.                                         40,900     199,183             0.0%
                  Canterbury Park Holding Corp.                                         7,036      71,415             0.0%
*                 Career Education Corp.                                              676,474   6,866,211             0.1%
#                 Carriage Services, Inc.                                             151,953   4,155,915             0.1%
                  Cato Corp. (The) Class A                                            154,108   3,476,676             0.0%
*                 Cavco Industries, Inc.                                              102,067  12,120,456             0.1%
*                 Century Casinos, Inc.                                                 4,989      41,059             0.0%
*                 Century Communities, Inc.                                            38,627   1,054,517             0.0%
*                 Charles & Colvard, Ltd.                                              17,582      16,527             0.0%
#*                Cherokee, Inc.                                                        1,368      11,765             0.0%
#                 Chico's FAS, Inc.                                                 1,380,008  19,071,711             0.2%
#*                Christopher & Banks Corp.                                           192,272     236,495             0.0%
#*                Chuy's Holdings, Inc.                                                   527      15,705             0.0%
                  Citi Trends, Inc.                                                   128,118   2,407,337             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED



                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#                 Columbia Sportswear Co.                                              32,926 $ 1,864,270             0.0%
#*                Conn's, Inc.                                                        100,646   1,771,370             0.0%
#*                Container Store Group, Inc. (The)                                    20,360      83,883             0.0%
#                 Cooper Tire & Rubber Co.                                            523,439  20,047,714             0.2%
*                 Cooper-Standard Holdings, Inc.                                      167,354  18,922,717             0.2%
#                 Core-Mark Holding Co., Inc.                                         240,493   8,422,065             0.1%
#*                Crocs, Inc.                                                         313,250   1,951,547             0.0%
                  CSS Industries, Inc.                                                 17,513     461,643             0.0%
                  Culp, Inc.                                                           43,261   1,388,678             0.0%
#*                Daily Journal Corp.                                                      58      12,123             0.0%
                  Dana, Inc.                                                           25,404     493,346             0.0%
#*                Deckers Outdoor Corp.                                               377,961  22,522,696             0.2%
#*                Del Frisco's Restaurant Group, Inc.                                 142,219   2,446,167             0.0%
#*                Del Taco Restaurants, Inc.                                          109,299   1,437,282             0.0%
*                 Delta Apparel, Inc.                                                  33,047     579,314             0.0%
*                 Destination Maternity Corp.                                          15,574      53,263             0.0%
#*                Destination XL Group, Inc.                                           18,973      48,381             0.0%
#                 DeVry Education Group, Inc.                                         529,404  20,037,941             0.2%
#                 Dick's Sporting Goods, Inc.                                          95,318   4,818,325             0.1%
#                 Dillard's, Inc. Class A                                             273,486  15,142,920             0.2%
*                 Dixie Group, Inc. (The)                                              47,282     177,308             0.0%
                  Dover Motorsports, Inc.                                              16,790      34,420             0.0%
#                 DSW, Inc. Class A                                                   788,372  16,256,231             0.2%
*                 El Pollo Loco Holdings, Inc.                                         32,772     411,289             0.0%
#*                Eldorado Resorts, Inc.                                               29,899     571,818             0.0%
*                 Emerson Radio Corp.                                                  89,291     111,614             0.0%
*                 Emmis Communications Corp. Class A                                    3,854      10,329             0.0%
                  Entercom Communications Corp. Class A                               107,365   1,358,167             0.0%
                  Entravision Communications Corp. Class A                             17,014     105,487             0.0%
                  Escalade, Inc.                                                       10,514     140,362             0.0%
#                 Ethan Allen Interiors, Inc.                                         280,681   8,364,294             0.1%
*                 EVINE Live, Inc.                                                     57,166      80,032             0.0%
#*                EW Scripps Co. (The) Class A                                        636,175  14,173,979             0.2%
*                 Express, Inc.                                                       955,026   8,241,874             0.1%
#*                Fiesta Restaurant Group, Inc.                                       177,442   4,320,713             0.1%
#                 Finish Line, Inc. (The) Class A                                     370,059   5,850,633             0.1%
                  Flanigan's Enterprises, Inc.                                          2,074      52,265             0.0%
                  Flexsteel Industries, Inc.                                           42,745   2,270,614             0.0%
#*                Fossil Group, Inc.                                                  166,575   2,873,419             0.0%
#                 Fred's, Inc. Class A                                                272,315   4,008,477             0.1%
*                 FTD Cos., Inc.                                                      255,753   5,115,060             0.1%
#*                G-III Apparel Group, Ltd.                                           244,159   5,786,568             0.1%
#*                Gaia, Inc.                                                            8,722      95,506             0.0%
#                 GameStop Corp. Class A                                            1,261,131  28,615,062             0.3%
                  Gaming Partners International Corp.                                  14,513     144,549             0.0%
                  Gannett Co., Inc.                                                   768,352   6,423,423             0.1%
#*                Genesco, Inc.                                                       169,974   9,059,614             0.1%
#                 Gentex Corp.                                                         82,192   1,697,265             0.0%
#*                Gentherm, Inc.                                                       59,376   2,205,818             0.0%
#*                Global Eagle Entertainment, Inc.                                     50,232     155,719             0.0%
#                 GNC Holdings, Inc. Class A                                          136,500   1,061,970             0.0%
                  Graham Holdings Co. Class B                                          45,931  27,636,683             0.3%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*                 Gray Television, Inc.                                               401,465 $ 5,881,462             0.1%
*                 Green Brick Partners, Inc.                                           78,472     808,262             0.0%
                  Group 1 Automotive, Inc.                                            165,440  11,407,088             0.1%
#                 Guess?, Inc.                                                        738,727   8,244,193             0.1%
*                 Harte-Hanks, Inc.                                                   325,974     443,325             0.0%
                  Haverty Furniture Cos., Inc.                                        118,055   2,910,056             0.0%
                  Haverty Furniture Cos., Inc. Class A                                    844      20,889             0.0%
*                 Helen of Troy, Ltd.                                                 189,385  17,802,190             0.2%
*                 Hemisphere Media Group, Inc.                                          3,190      37,164             0.0%
#*                Hibbett Sports, Inc.                                                 49,639   1,290,614             0.0%
                  Hooker Furniture Corp.                                               68,884   2,993,010             0.0%
*                 Houghton Mifflin Harcourt Co.                                       182,904   2,103,396             0.0%
*                 Hyatt Hotels Corp. Class A                                            9,677     537,073             0.0%
#*                Iconix Brand Group, Inc.                                            384,864   2,694,048             0.0%
                  ILG, Inc.                                                           450,921  10,871,705             0.1%
                  Insignia Systems, Inc.                                                3,334       4,101             0.0%
#                 International Game Technology P.L.C.                                537,370  11,929,614             0.1%
                  International Speedway Corp. Class A                                128,222   4,757,036             0.1%
*                 Intrawest Resorts Holdings, Inc.                                     44,997   1,061,029             0.0%
*                 J Alexander's Holdings, Inc.                                          8,195      90,145             0.0%
#*                JAKKS Pacific, Inc.                                                  54,360     266,364             0.0%
#*                JC Penney Co., Inc.                                               1,930,057  10,383,707             0.1%
#                 John Wiley & Sons, Inc. Class A                                     105,508   5,560,272             0.1%
                  Johnson Outdoors, Inc. Class A                                       32,169   1,168,378             0.0%
*                 K12, Inc.                                                           230,412   4,343,266             0.1%
#                 KB Home                                                              47,947     987,708             0.0%
*                 Kirkland's, Inc.                                                    130,450   1,534,092             0.0%
#                 Kohl's Corp.                                                      1,003,092  39,150,681             0.4%
#*                Kona Grill, Inc.                                                     11,099      63,264             0.0%
*                 La Quinta Holdings, Inc.                                            620,115   8,749,823             0.1%
                  La-Z-Boy, Inc.                                                      571,082  15,933,188             0.2%
*                 Lakeland Industries, Inc.                                            27,901     297,146             0.0%
#*                Lands' End, Inc.                                                      2,034      48,002             0.0%
#                 Lennar Corp. Class B                                                 30,938   1,318,268             0.0%
#*                LGI Homes, Inc.                                                      38,288   1,218,707             0.0%
                  Libbey, Inc.                                                        102,710   1,078,455             0.0%
                  Liberty Tax, Inc.                                                    12,154     170,764             0.0%
*                 Liberty TripAdvisor Holdings, Inc. Class A                          565,614   8,314,526             0.1%
#*                Liberty Ventures Series A                                           122,092   6,574,654             0.1%
                  Lifetime Brands, Inc.                                                68,563   1,316,410             0.0%
*                 Lincoln Educational Services Corp.                                   11,206      32,273             0.0%
#                 Lithia Motors, Inc. Class A                                         115,747  11,059,626             0.1%
*                 Luby's, Inc.                                                        143,405     421,611             0.0%
#*                M/I Homes, Inc.                                                     154,973   4,209,067             0.1%
*                 Madison Square Garden Co. (The) Class A                             187,861  37,904,714             0.4%
                  Marcus Corp. (The)                                                  106,855   3,611,699             0.0%
#*                MarineMax, Inc.                                                     239,634   4,876,552             0.1%
#                 Marriott Vacations Worldwide Corp.                                  289,641  31,912,645             0.3%
#*                McClatchy Co. (The) Class A                                          31,647     341,155             0.0%
#                 MDC Holdings, Inc.                                                  291,138   9,028,189             0.1%
(degree)          Media General, Inc.                                                 654,085   1,242,761             0.0%
#                 Meredith Corp.                                                      335,974  19,671,278             0.2%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*                 Meritage Homes Corp.                                                267,052 $10,401,675             0.1%
*                 Modine Manufacturing Co.                                            338,173   4,091,893             0.1%
*                 Monarch Casino & Resort, Inc.                                        13,813     407,069             0.0%
#                 Monro Muffler Brake, Inc.                                             1,300      67,405             0.0%
#*                Motorcar Parts of America, Inc.                                     161,925   4,909,566             0.1%
#                 Movado Group, Inc.                                                   89,034   2,083,396             0.0%
#                 NACCO Industries, Inc. Class A                                       39,737   3,363,737             0.0%
*                 New Home Co., Inc. (The)                                              9,080     105,873             0.0%
                  New Media Investment Group, Inc.                                     96,246   1,266,597             0.0%
*                 New York & Co., Inc.                                                236,502     394,958             0.0%
#                 New York Times Co. (The) Class A                                  1,093,135  15,795,801             0.2%
                  News Corp. Class A                                                  954,413  12,140,133             0.1%
                  News Corp. Class B                                                  191,100   2,484,300             0.0%
#                 Office Depot, Inc.                                                2,900,409  14,415,033             0.2%
#*                Ollie's Bargain Outlet Holdings, Inc.                                94,098   3,603,953             0.0%
*                 Overstock.com, Inc.                                                 367,360   6,373,696             0.1%
#                 Oxford Industries, Inc.                                              52,581   3,048,646             0.0%
                  P&F Industries, Inc. Class A                                          1,458      10,046             0.0%
#*                Papa Murphy's Holdings, Inc.                                          9,379      45,770             0.0%
#*                Party City Holdco, Inc.                                              96,805   1,548,880             0.0%
#                 Penske Automotive Group, Inc.                                       730,052  34,830,781             0.4%
#*                Perfumania Holdings, Inc.                                            13,797      14,487             0.0%
*                 Perry Ellis International, Inc.                                      97,306   1,996,719             0.0%
#                 Pier 1 Imports, Inc.                                              1,030,833   6,947,814             0.1%
#*                Potbelly Corp.                                                      151,796   2,117,554             0.0%
#                 PulteGroup, Inc.                                                  3,308,268  74,998,436             0.8%
                  PVH Corp.                                                            47,065   4,754,977             0.1%
#*                Radio One, Inc. Class D                                              26,961      80,883             0.0%
                  RCI Hospitality Holdings, Inc.                                       69,237   1,152,104             0.0%
*                 Reading International, Inc. Class A                                  87,844   1,381,786             0.0%
*                 Red Lion Hotels Corp.                                               116,055     754,357             0.0%
#*                Red Robin Gourmet Burgers, Inc.                                      92,288   5,421,920             0.1%
*                 Regis Corp.                                                         298,372   3,255,239             0.0%
#                 Rent-A-Center, Inc.                                                 506,683   5,416,441             0.1%
                  Rocky Brands, Inc.                                                   47,189     670,084             0.0%
#*                Ruby Tuesday, Inc.                                                  818,801   2,087,943             0.0%
                  Saga Communications, Inc. Class A                                    17,455     894,569             0.0%
                  Salem Media Group, Inc.                                              65,416     500,432             0.0%
                  Scholastic Corp.                                                    220,073   9,513,756             0.1%
*                 Sears Hometown and Outlet Stores, Inc.                               16,932      56,722             0.0%
#*                Sequential Brands Group, Inc.                                        12,895      43,456             0.0%
*                 Shiloh Industries, Inc.                                              93,738   1,152,977             0.0%
                  Shoe Carnival, Inc.                                                 109,362   2,774,514             0.0%
#*                Shutterfly, Inc.                                                     15,889     824,639             0.0%
#                 Signet Jewelers, Ltd.                                                54,163   3,566,092             0.0%
*                 Skechers U.S.A., Inc. Class A                                       195,212   4,929,103             0.1%
#*                Skyline Corp.                                                        21,129     130,155             0.0%
#                 Sonic Automotive, Inc. Class A                                      290,097   5,685,901             0.1%
                  Spartan Motors, Inc.                                                283,075   2,335,369             0.0%
                  Speedway Motorsports, Inc.                                          219,570   3,963,238             0.0%
#                 Stage Stores, Inc.                                                  201,457     580,196             0.0%
                  Standard Motor Products, Inc.                                       240,231  12,210,942             0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
Consumer Discretionary -- (Continued)
                  Stanley Furniture Co., Inc.                                          17,922 $       20,431             0.0%
                  Staples, Inc.                                                     5,235,500     51,150,835             0.5%
#                 Stein Mart, Inc.                                                     50,906        125,738             0.0%
#*                Steven Madden, Ltd.                                                  39,003      1,484,064             0.0%
*                 Stoneridge, Inc.                                                     53,337      1,045,939             0.0%
#                 Strattec Security Corp.                                              19,133        615,126             0.0%
                  Superior Industries International, Inc.                             152,979      3,327,293             0.0%
                  Superior Uniform Group, Inc.                                         35,388        645,477             0.0%
*                 Sypris Solutions, Inc.                                               58,417         62,506             0.0%
#                 Tailored Brands, Inc.                                                28,957        357,040             0.0%
*                 Tandy Leather Factory, Inc.                                          74,640        653,100             0.0%
*                 Taylor Morrison Home Corp. Class A                                  140,806      3,252,619             0.0%
#                 TEGNA, Inc.                                                         845,445     21,541,939             0.2%
                  Tilly's, Inc. Class A                                               132,603      1,267,685             0.0%
                  Time, Inc.                                                          946,107     14,380,826             0.2%
#                 Toll Brothers, Inc.                                               1,935,113     69,644,717             0.7%
*                 TopBuild Corp.                                                      163,607      8,375,042             0.1%
                  Tower International, Inc.                                           158,791      4,303,236             0.1%
*                 Townsquare Media, Inc. Class A                                        3,559         43,064             0.0%
*                 Trans World Entertainment Corp.                                      56,939        108,184             0.0%
#*                TRI Pointe Group, Inc.                                            1,519,360     18,916,032             0.2%
                  Tribune Media Co. Class A                                            16,097        588,506             0.0%
#*                Tuesday Morning Corp.                                               351,642      1,142,836             0.0%
*                 UCP, Inc. Class A                                                    41,925        480,041             0.0%
*                 Unifi, Inc.                                                          96,247      2,701,653             0.0%
                  Universal Technical Institute, Inc.                                  32,013        115,887             0.0%
#*                Urban Outfitters, Inc.                                              154,803      3,541,893             0.0%
#*                Vera Bradley, Inc.                                                  301,222      2,756,181             0.0%
#*                Vince Holding Corp.                                                  33,193         33,193             0.0%
#*                Vista Outdoor, Inc.                                                 217,015      4,244,813             0.1%
#*                Vitamin Shoppe, Inc.                                                246,816      4,763,549             0.1%
*                 VOXX International Corp.                                            146,077        949,500             0.0%
#                 Wendy's Co. (The)                                                   482,333      7,109,588             0.1%
*                 West Marine, Inc.                                                   139,245      1,526,125             0.0%
#                 Weyco Group, Inc.                                                    29,689        830,104             0.0%
#*                William Lyon Homes Class A                                          212,343      4,671,546             0.1%
#                 Winnebago Industries, Inc.                                          324,208      9,304,770             0.1%
#                 Wolverine World Wide, Inc.                                          946,942     22,830,772             0.2%
*                 ZAGG, Inc.                                                          393,209      2,791,784             0.0%
#*                Zoe's Kitchen, Inc.                                                  39,619        715,123             0.0%
#*                Zumiez, Inc.                                                        241,261      4,330,635             0.1%
                                                                                              -------------- ---------------
Total Consumer Discretionary                                                                   1,424,514,486            14.8%
                                                                                              -------------- ---------------
Consumer Staples -- (2.2%)
#                 Alico, Inc.                                                          20,494        613,795             0.0%
*                 Alliance One International, Inc.                                     55,281        760,114             0.0%
                  Andersons, Inc. (The)                                               195,079      7,286,201             0.1%
*                 Bridgford Foods Corp.                                                 1,048         13,016             0.0%
*                 CCA Industries, Inc.                                                 20,184         65,093             0.0%
*                 Central Garden & Pet Co.                                             79,683      3,012,017             0.0%
*                 Central Garden & Pet Co. Class A                                    213,269      7,513,467             0.1%
#*                Chefs' Warehouse, Inc. (The)                                        136,384      1,861,642             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Consumer Staples -- (Continued)
#*                Craft Brew Alliance, Inc.                                           171,478 $  2,332,101             0.0%
*                 Darling Ingredients, Inc.                                         1,223,400   18,510,042             0.2%
#                 Dean Foods Co.                                                      843,399   16,648,696             0.2%
#*                Farmer Brothers Co.                                                  28,903    1,026,056             0.0%
#                 Fresh Del Monte Produce, Inc.                                       339,236   20,795,167             0.2%
#*                Hostess Brands, Inc.                                                143,303    2,456,213             0.0%
                  Ingles Markets, Inc. Class A                                        105,595    4,931,286             0.1%
                  Ingredion, Inc.                                                      78,458    9,714,670             0.1%
                  Inter Parfums, Inc.                                                 205,720    7,807,074             0.1%
#*                Inventure Foods, Inc.                                                12,899       47,726             0.0%
#                 John B. Sanfilippo & Son, Inc.                                       41,718    3,066,273             0.0%
*                 Landec Corp.                                                        155,894    2,143,542             0.0%
#                 Limoneira Co.                                                        35,604      736,291             0.0%
                  Mannatech, Inc.                                                       5,132       80,316             0.0%
#                 MGP Ingredients, Inc.                                                17,373      909,650             0.0%
*                 Natural Alternatives International, Inc.                             39,500      385,125             0.0%
#*                Natural Grocers by Vitamin Cottage, Inc.                             17,157      187,698             0.0%
                  Nature's Sunshine Products, Inc.                                      1,777       17,948             0.0%
                  Nutraceutical International Corp.                                    65,856    2,087,635             0.0%
                  Oil-Dri Corp. of America                                             27,810    1,131,589             0.0%
                  Omega Protein Corp.                                                 132,200    2,663,830             0.0%
#                 Orchids Paper Products Co.                                           64,899    1,580,291             0.0%
#*                Performance Food Group Co.                                           43,627    1,086,312             0.0%
#*                Post Holdings, Inc.                                                 498,951   42,006,685             0.4%
#                 Sanderson Farms, Inc.                                               225,582   26,117,884             0.3%
#                 Seaboard Corp.                                                        1,908    8,078,491             0.1%
*                 Seneca Foods Corp. Class A                                           48,226    1,794,007             0.0%
*                 Seneca Foods Corp. Class B                                              189        7,655             0.0%
#*                Smart & Final Stores, Inc.                                           28,324      334,223             0.0%
#                 Snyder's-Lance, Inc.                                                135,457    4,776,214             0.1%
                  SpartanNash Co.                                                     196,611    7,235,285             0.1%
#*                TreeHouse Foods, Inc.                                                30,679    2,687,480             0.0%
#*                United Natural Foods, Inc.                                          393,671   16,349,157             0.2%
#                 Universal Corp.                                                     192,580   14,145,001             0.2%
                  Village Super Market, Inc. Class A                                   30,739      811,202             0.0%
                  Weis Markets, Inc.                                                   95,558    5,524,208             0.1%
                                                                                              ------------ ---------------
Total Consumer Staples                                                                         251,338,368             2.6%
                                                                                              ------------ ---------------
Energy -- (7.1%)
                  Adams Resources & Energy, Inc.                                       20,666      839,453             0.0%
                  Alon USA Energy, Inc.                                               348,861    4,217,730             0.1%
#*                Antero Resources Corp.                                              154,839    3,281,038             0.0%
#*                Approach Resources, Inc.                                             28,800       59,616             0.0%
                  Archrock, Inc.                                                      376,348    4,440,906             0.1%
#                 Ardmore Shipping Corp.                                               17,876      138,539             0.0%
#*                Atwood Oceanics, Inc.                                               510,987    4,001,028             0.0%
*                 Barnwell Industries, Inc.                                            21,188       40,469             0.0%
#*                Bill Barrett Corp.                                                  438,272    1,682,965             0.0%
#                 Bristow Group, Inc.                                                 229,669    3,070,675             0.0%
#*                Callon Petroleum Co.                                                469,375    5,557,400             0.1%
#*                CARBO Ceramics, Inc.                                                 13,250       91,028             0.0%
#*                Clayton Williams Energy, Inc.                                        65,029    8,119,953             0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Energy -- (Continued)
#*                Clean Energy Fuels Corp.                                            256,919 $   626,882             0.0%
#*                Cloud Peak Energy, Inc.                                             414,269   1,396,087             0.0%
#*                CONSOL Energy, Inc.                                               2,980,049  45,237,144             0.5%
*                 Contango Oil & Gas Co.                                              175,241   1,254,726             0.0%
#                 CVR Energy, Inc.                                                    243,334   5,326,581             0.1%
*                 Dawson Geophysical Co.                                              121,075     609,007             0.0%
#                 Delek US Holdings, Inc.                                             390,223   9,392,668             0.1%
#*                Denbury Resources, Inc.                                           1,550,224   3,441,497             0.0%
#                 DHT Holdings, Inc.                                                  883,650   4,232,684             0.1%
#*                Diamond Offshore Drilling, Inc.                                   1,048,155  15,114,395             0.2%
#*                Dorian LPG, Ltd.                                                     67,038     609,375             0.0%
#*                Dril-Quip, Inc.                                                     382,325  19,708,854             0.2%
#*                Earthstone Energy, Inc.                                                 882      11,881             0.0%
*                 Eclipse Resources Corp.                                             166,073     333,807             0.0%
*                 ENGlobal Corp.                                                       46,727      75,230             0.0%
#                 Ensco P.L.C. Class A                                                431,278   3,402,783             0.0%
#*                EP Energy Corp. Class A                                             128,146     579,220             0.0%
*                 Era Group, Inc.                                                     134,908   1,714,681             0.0%
*                 Exterran Corp.                                                      201,725   5,521,213             0.1%
#*                Forum Energy Technologies, Inc.                                     985,075  16,647,768             0.2%
#                 Frank's International NV                                             48,531     441,632             0.0%
#                 GasLog, Ltd.                                                        316,516   4,431,224             0.1%
#*                Gastar Exploration, Inc.                                             18,582      24,342             0.0%
#*                Geospace Technologies Corp.                                          25,931     428,899             0.0%
#*                Gevo, Inc.                                                           16,157      16,803             0.0%
#                 Green Plains, Inc.                                                  251,406   5,782,338             0.1%
                  Gulf Island Fabrication, Inc.                                        94,949     944,743             0.0%
*                 Gulfport Energy Corp.                                               196,448   3,119,594             0.0%
                  Hallador Energy Co.                                                  16,507     110,432             0.0%
*                 Helix Energy Solutions Group, Inc.                                1,801,649  11,026,092             0.1%
#                 Helmerich & Payne, Inc.                                             504,420  30,588,029             0.3%
#                 HollyFrontier Corp.                                               1,989,315  55,979,324             0.6%
#*                Hornbeck Offshore Services, Inc.                                    198,042     675,323             0.0%
*                 Independence Contract Drilling, Inc.                                  2,663      12,276             0.0%
*                 International Seaways, Inc.                                          14,032     271,239             0.0%
#*                ION Geophysical Corp.                                                13,798      59,331             0.0%
#*                Jones Energy, Inc. Class A                                           32,463      64,926             0.0%
*                 Matrix Service Co.                                                  305,132   3,585,301             0.0%
*                 McDermott International, Inc.                                     1,750,045  11,445,294             0.1%
*                 Mitcham Industries, Inc.                                             90,708     430,863             0.0%
#                 Murphy Oil Corp.                                                  1,768,756  46,306,032             0.5%
#                 Nabors Industries, Ltd.                                           3,371,391  34,860,183             0.4%
*                 Natural Gas Services Group, Inc.                                     75,324   2,063,878             0.0%
#*                Newpark Resources, Inc.                                             933,464   7,141,000             0.1%
#                 Noble Corp. P.L.C.                                                2,427,945  11,654,136             0.1%
#                 Nordic American Tankers, Ltd.                                         3,000      24,900             0.0%
#*                Northern Oil and Gas, Inc.                                          103,612     233,127             0.0%
#*                Oasis Petroleum, Inc.                                             2,544,005  30,375,420             0.3%
#                 Oceaneering International, Inc.                                     475,592  12,550,873             0.1%
*                 Oil States International, Inc.                                      430,253  12,800,027             0.1%
                  Overseas Shipholding Group, Inc. Class A                             60,855     221,512             0.0%
#*                Pacific Ethanol, Inc.                                               127,254     865,327             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Energy -- (Continued)
                  Panhandle Oil and Gas, Inc. Class A                                  42,628 $    807,801             0.0%
*                 Parker Drilling Co.                                                 762,687    1,258,434             0.0%
#                 Patterson-UTI Energy, Inc.                                        1,164,540   25,206,468             0.3%
#                 PBF Energy, Inc. Class A                                          1,226,584   27,377,355             0.3%
#*                PDC Energy, Inc.                                                    598,036   33,029,528             0.3%
*                 PHI, Inc. Non-Voting                                                 80,926      949,262             0.0%
*                 Pioneer Energy Services Corp.                                       665,435    2,029,577             0.0%
*                 PrimeEnergy Corp.                                                       148        5,920             0.0%
#                 Range Resources Corp.                                                13,195      349,536             0.0%
#*                Renewable Energy Group, Inc.                                        421,680    4,406,556             0.1%
#*                REX American Resources Corp.                                         43,736    4,140,925             0.0%
#*                Rice Energy, Inc.                                                 1,462,380   31,134,070             0.3%
*                 RigNet, Inc.                                                          8,674      170,010             0.0%
#*                Rowan Cos. P.L.C. Class A                                         1,236,077   17,391,603             0.2%
#*                RSP Permian, Inc.                                                   710,405   27,030,910             0.3%
*                 SandRidge Energy, Inc.                                               18,403      338,983             0.0%
#                 Scorpio Tankers, Inc.                                             1,386,461    6,100,428             0.1%
#*                SEACOR Holdings, Inc.                                               117,493    7,714,590             0.1%
#                 SemGroup Corp. Class A                                              438,194   14,591,860             0.2%
#                 Ship Finance International, Ltd.                                    271,698    3,817,357             0.0%
#                 SM Energy Co.                                                       432,525    9,770,740             0.1%
#*                Superior Energy Services, Inc.                                    1,649,233   19,922,735             0.2%
#                 Teekay Corp.                                                         43,011      373,335             0.0%
#                 Teekay Tankers, Ltd. Class A                                        777,066    1,592,985             0.0%
#*                Tesco Corp.                                                         440,062    2,882,406             0.0%
#*                Tidewater, Inc.                                                      61,978       54,324             0.0%
#*                Transocean, Ltd.                                                  4,853,043   53,529,064             0.6%
#*                Unit Corp.                                                          549,545   11,809,722             0.1%
#*                Uranium Resources, Inc.                                              48,020       81,154             0.0%
#*                Vaalco Energy, Inc.                                                 165,391      165,391             0.0%
                  Western Refining, Inc.                                              638,807   22,032,453             0.2%
*                 Whiting Petroleum Corp.                                             442,618    3,673,729             0.0%
*                 Willbros Group, Inc.                                                376,695    1,035,911             0.0%
                  World Fuel Services Corp.                                           154,357    5,684,968             0.1%
#*                WPX Energy, Inc.                                                  1,131,638   13,500,441             0.1%
                                                                                              ------------ ---------------
Total Energy                                                                                   813,272,234             8.4%
                                                                                              ------------ ---------------
Financials -- (22.2%)
#                 1st Constitution Bancorp                                              1,062       19,010             0.0%
                  1st Source Corp.                                                    115,481    5,578,887             0.1%
                  A-Mark Precious Metals, Inc.                                         18,422      324,411             0.0%
#*                Allegiance Bancshares, Inc.                                             583       22,766             0.0%
                  Allied World Assurance Co. Holdings AG                              916,893   48,677,849             0.5%
#*                Ambac Financial Group, Inc.                                         252,781    4,911,535             0.1%
                  American Equity Investment Life Holding Co.                         529,416   12,557,748             0.1%
                  American Financial Group, Inc.                                      387,636   37,720,859             0.4%
                  American National Bankshares, Inc.                                   30,575    1,174,080             0.0%
#                 American National Insurance Co.                                      80,195    9,376,399             0.1%
                  American River Bankshares                                             8,011      118,563             0.0%
                  AmeriServ Financial, Inc.                                            61,016      247,115             0.0%
#                 AmTrust Financial Services, Inc.                                     91,980    1,476,279             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
*                 Anchor Bancorp, Inc.                                                  1,550 $    38,905             0.0%
                  Argo Group International Holdings, Ltd.                             194,526  12,828,990             0.1%
                  Arrow Financial Corp.                                                 7,976     273,178             0.0%
                  Aspen Insurance Holdings, Ltd.                                      480,007  25,128,366             0.3%
                  Associated Banc-Corp                                              1,356,885  33,786,436             0.4%
                  Assurant, Inc.                                                      583,134  56,120,816             0.6%
                  Assured Guaranty, Ltd.                                            1,438,096  54,834,600             0.6%
*                 Asta Funding, Inc.                                                    7,105      59,682             0.0%
                  Astoria Financial Corp.                                             591,172  12,053,997             0.1%
                  Atlantic American Corp.                                                 864       3,413             0.0%
*                 Atlantic Capital Bancshares, Inc.                                     2,220      43,512             0.0%
*                 Atlantic Coast Financial Corp.                                        7,633      59,308             0.0%
*                 Atlanticus Holdings Corp.                                            64,328     167,253             0.0%
*                 Atlas Financial Holdings, Inc.                                       22,227     287,840             0.0%
                  Auburn National Bancorporation, Inc.                                    692      23,313             0.0%
                  Axis Capital Holdings, Ltd.                                         875,934  57,724,051             0.6%
                  Baldwin & Lyons, Inc. Class A                                           453      10,600             0.0%
                  Baldwin & Lyons, Inc. Class B                                        29,551     724,000             0.0%
#                 Banc of California, Inc.                                            234,771   5,094,531             0.1%
#                 BancFirst Corp.                                                      49,085   4,714,614             0.1%
                  Bancorp of New Jersey, Inc.                                             500       8,025             0.0%
*                 Bancorp, Inc. (The)                                                 431,893   2,785,710             0.0%
#                 BancorpSouth, Inc.                                                  673,903  20,520,346             0.2%
                  Bank Mutual Corp.                                                   290,946   2,676,703             0.0%
                  Bank of Commerce Holdings                                            19,724     221,895             0.0%
                  Bank of Marin Bancorp                                                 5,578     352,251             0.0%
                  BankFinancial Corp.                                                 116,939   1,728,358             0.0%
                  Banner Corp.                                                        123,829   6,835,361             0.1%
                  BCB Bancorp, Inc.                                                    15,639     247,096             0.0%
                  Bear State Financial, Inc.                                            6,812      63,897             0.0%
                  Beneficial Bancorp, Inc.                                            427,077   6,833,232             0.1%
                  Berkshire Hills Bancorp, Inc.                                       267,602  10,035,075             0.1%
                  Blue Hills Bancorp, Inc.                                             22,176     401,386             0.0%
                  BNC Bancorp                                                          80,631   2,697,107             0.0%
#                 BOK Financial Corp.                                                 347,214  29,266,668             0.3%
                  Boston Private Financial Holdings, Inc.                             805,680  12,568,608             0.1%
#                 Bridge Bancorp, Inc.                                                 42,354   1,535,332             0.0%
                  Brookline Bancorp, Inc.                                             475,395   6,916,997             0.1%
#                 Bryn Mawr Bank Corp.                                                101,604   4,358,812             0.1%
*                 BSB Bancorp, Inc.                                                     4,708     137,238             0.0%
                  C&F Financial Corp.                                                   7,506     375,300             0.0%
#                 California First National Bancorp                                     4,450      73,425             0.0%
                  Camden National Corp.                                                47,890   2,047,297             0.0%
#                 Capital Bank Financial Corp. Class A                                178,608   7,412,232             0.1%
                  Capital City Bank Group, Inc.                                        71,468   1,472,955             0.0%
                  Capitol Federal Financial, Inc.                                   1,289,205  18,861,069             0.2%
*                 Cascade Bancorp                                                     187,917   1,405,619             0.0%
                  Cathay General Bancorp                                              277,701  10,566,523             0.1%
                  CenterState Banks, Inc.                                             204,712   5,164,884             0.1%
                  Central Pacific Financial Corp.                                     206,075   6,446,026             0.1%
                  Central Valley Community Bancorp                                      1,318      29,932             0.0%
                  Century Bancorp, Inc. Class A                                         5,129     323,383             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
                  Charter Financial Corp.                                               9,059 $   166,233             0.0%
                  Chemical Financial Corp.                                            441,422  20,945,474             0.2%
                  Chemung Financial Corp.                                                 681      25,871             0.0%
#                 Citizens & Northern Corp.                                            10,300     239,475             0.0%
                  Citizens Community Bancorp, Inc.                                      6,617      94,888             0.0%
                  Citizens Holding Co.                                                  1,603      38,232             0.0%
#*                Citizens, Inc.                                                       90,495     637,990             0.0%
#                 City Holding Co.                                                     59,087   4,200,495             0.1%
#                 Clifton Bancorp, Inc.                                                98,230   1,640,441             0.0%
#                 CNB Financial Corp.                                                  40,569     969,193             0.0%
                  CNO Financial Group, Inc.                                         1,174,038  24,736,981             0.3%
                  CoBiz Financial, Inc.                                                   277       4,551             0.0%
                  Codorus Valley Bancorp, Inc.                                          5,571     161,503             0.0%
#                 Columbia Banking System, Inc.                                       526,999  20,821,730             0.2%
#                 Community Bank System, Inc.                                         304,969  17,063,016             0.2%
                  Community Trust Bancorp, Inc.                                        99,035   4,451,623             0.1%
                  Community West Bancshares                                             5,040      51,156             0.0%
#                 ConnectOne Bancorp, Inc.                                            125,093   2,777,065             0.0%
*                 Consumer Portfolio Services, Inc.                                   177,797     865,871             0.0%
#*                Cowen Group, Inc. Class A                                           123,121   1,957,624             0.0%
*                 CU Bancorp                                                           14,609     544,550             0.0%
*                 Customers Bancorp, Inc.                                             253,724   7,847,683             0.1%
                  Dime Community Bancshares, Inc.                                     303,596   5,904,942             0.1%
                  Donegal Group, Inc. Class A                                         104,728   1,744,768             0.0%
                  Eagle Bancorp Montana, Inc.                                             600      11,130             0.0%
                  EMC Insurance Group, Inc.                                            94,926   2,722,478             0.0%
                  Employers Holdings, Inc.                                            250,590  10,023,600             0.1%
*                 Encore Capital Group, Inc.                                          149,597   4,989,060             0.1%
*                 Enova International, Inc.                                           196,213   2,786,225             0.0%
*                 Enstar Group, Ltd.                                                   37,842   7,371,622             0.1%
#                 Enterprise Bancorp, Inc.                                             13,437     470,429             0.0%
                  Enterprise Financial Services Corp.                                  43,744   1,848,184             0.0%
*                 Equity Bancshares, Inc. Class A                                       1,236      39,021             0.0%
                  ESSA Bancorp, Inc.                                                   34,394     520,381             0.0%
                  Evans Bancorp, Inc.                                                     615      23,370             0.0%
                  EverBank Financial Corp.                                            332,531   6,484,354             0.1%
*                 Ezcorp, Inc. Class A                                                354,169   3,205,229             0.0%
                  Farmers Capital Bank Corp.                                           22,944     952,176             0.0%
#                 Farmers National Banc Corp.                                          21,380     305,734             0.0%
                  FBL Financial Group, Inc. Class A                                   134,590   8,950,235             0.1%
#*                FCB Financial Holdings, Inc. Class A                                122,730   5,798,992             0.1%
                  Federal Agricultural Mortgage Corp. Class A                             300      16,338             0.0%
                  Federal Agricultural Mortgage Corp. Class C                          65,632   3,744,306             0.0%
                  Federated National Holding Co.                                      102,219   1,643,682             0.0%
#                 Fidelity & Guaranty Life                                             35,572   1,012,023             0.0%
#                 Fidelity Southern Corp.                                             176,503   3,974,848             0.0%
                  Financial Institutions, Inc.                                         68,312   2,288,452             0.0%
*                 First Acceptance Corp.                                               86,504     100,345             0.0%
                  First American Financial Corp.                                      434,037  18,841,546             0.2%
*                 First BanCorp(318672706)                                            905,461   5,324,111             0.1%
                  First Bancorp(318910106)                                             93,529   2,809,611             0.0%
                  First Bancorp, Inc.                                                  44,725   1,206,233             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
#                 First Bancshares, Inc. (The)                                          2,153 $    61,683             0.0%
                  First Bank                                                            1,700      22,100             0.0%
#                 First Busey Corp.                                                   128,197   3,839,500             0.0%
                  First Business Financial Services, Inc.                              13,636     362,309             0.0%
                  First Citizens BancShares, Inc. Class A                              27,002   9,398,316             0.1%
                  First Commonwealth Financial Corp.                                  533,796   6,891,306             0.1%
                  First Community Bancshares, Inc.                                     73,983   1,957,590             0.0%
                  First Connecticut Bancorp, Inc.                                      19,431     518,808             0.0%
                  First Defiance Financial Corp.                                       49,297   2,644,291             0.0%
#                 First Financial Bancorp                                             473,553  13,093,740             0.1%
                  First Financial Corp.                                                42,280   2,063,264             0.0%
                  First Financial Northwest, Inc.                                      82,945   1,300,578             0.0%
#*                First Foundation, Inc.                                               13,586     213,300             0.0%
                  First Internet Bancorp                                                4,357     128,749             0.0%
#                 First Interstate BancSystem, Inc. Class A                           198,386   7,489,071             0.1%
                  First Merchants Corp.                                               237,317   9,820,177             0.1%
                  First Mid-Illinois Bancshares, Inc.                                     412      13,435             0.0%
                  First Midwest Bancorp, Inc.                                         630,013  14,307,595             0.2%
#*                First NBC Bank Holding Co.                                           98,583     261,245             0.0%
#                 First of Long Island Corp. (The)                                      2,178      59,242             0.0%
                  First South Bancorp, Inc.                                             6,484      84,162             0.0%
*                 First United Corp.                                                    6,534      91,803             0.0%
                  FirstCash, Inc.                                                     162,736   8,454,135             0.1%
*                 Flagstar Bancorp, Inc.                                              327,045   9,562,796             0.1%
                  Flushing Financial Corp.                                            182,344   5,375,501             0.1%
                  FNB Corp.                                                         1,636,358  23,301,738             0.3%
*                 FNFV Group                                                           19,956     273,397             0.0%
#*                Franklin Financial Network, Inc.                                      5,893     238,961             0.0%
#                 Fulton Financial Corp.                                            1,680,278  31,001,129             0.3%
                  Gain Capital Holdings, Inc.                                         249,995   1,772,465             0.0%
*                 Genworth Financial, Inc. Class A                                    548,416   2,215,601             0.0%
#                 German American Bancorp, Inc.                                        42,470   1,396,397             0.0%
*                 Global Indemnity, Ltd.                                               84,728   3,435,720             0.0%
                  Great Southern Bancorp, Inc.                                         73,070   3,664,460             0.0%
#                 Great Western Bancorp, Inc.                                         113,205   4,664,046             0.1%
#*                Green Bancorp, Inc.                                                  16,765     301,770             0.0%
#*                Green Dot Corp. Class A                                             435,527  14,934,221             0.2%
#*                Greenlight Capital Re, Ltd. Class A                                 272,887   5,880,715             0.1%
                  Guaranty Bancorp                                                     61,659   1,550,724             0.0%
                  Guaranty Federal Bancshares, Inc.                                       348       7,089             0.0%
*                 Hallmark Financial Services, Inc.                                   118,607   1,246,560             0.0%
                  Hancock Holding Co.                                                 734,361  34,294,659             0.4%
                  Hanmi Financial Corp.                                               290,707   8,445,038             0.1%
                  Hanover Insurance Group, Inc. (The)                                 321,847  28,409,435             0.3%
                  Hawthorn Bancshares, Inc.                                               601      11,359             0.0%
#                 HCI Group, Inc.                                                     102,270   4,877,256             0.1%
                  Heartland Financial USA, Inc.                                       111,364   5,345,472             0.1%
                  Heritage Commerce Corp.                                             130,333   1,861,155             0.0%
                  Heritage Financial Corp.                                            110,216   2,909,702             0.0%
#                 Heritage Insurance Holdings, Inc.                                    79,454     961,393             0.0%
                  Hilltop Holdings, Inc.                                              734,484  20,426,000             0.2%
*                 HMN Financial, Inc.                                                   4,634      80,632             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
                  Home Bancorp, Inc.                                                   12,610 $   468,335             0.0%
*                 HomeStreet, Inc.                                                    198,455   5,159,830             0.1%
*                 HomeTrust Bancshares, Inc.                                           47,672   1,191,800             0.0%
                  Hope Bancorp, Inc.                                                1,110,658  20,336,148             0.2%
                  HopFed Bancorp, Inc.                                                 12,370     182,458             0.0%
                  Horace Mann Educators Corp.                                         199,944   7,727,836             0.1%
                  Horizon Bancorp                                                      72,282   1,950,891             0.0%
                  Iberiabank Corp.                                                    430,638  34,171,125             0.4%
                  Independence Holding Co.                                             63,757   1,208,195             0.0%
                  Independent Bank Corp.(453836108)                                   204,809  12,964,410             0.1%
                  Independent Bank Corp.(453838609)                                    24,000     535,200             0.0%
                  Independent Bank Group, Inc.                                         24,078   1,448,292             0.0%
                  Infinity Property & Casualty Corp.                                   14,000   1,389,500             0.0%
                  International Bancshares Corp.                                      548,982  20,531,927             0.2%
*                 INTL. FCStone, Inc.                                                 104,937   3,919,397             0.0%
                  Investment Technology Group, Inc.                                   227,812   4,535,737             0.1%
#                 Investors Bancorp, Inc.                                           3,494,999  48,405,736             0.5%
#                 Investors Title Co.                                                   6,949   1,238,451             0.0%
                  James River Group Holdings, Ltd.                                     21,051     916,982             0.0%
                  Janus Capital Group, Inc.                                           754,394  10,305,022             0.1%
*                 KCG Holdings, Inc. Class A                                          511,775  10,184,322             0.1%
                  Kearny Financial Corp.                                              186,480   2,722,608             0.0%
                  Kemper Corp.                                                        326,156  12,834,239             0.1%
#                 Kentucky First Federal Bancorp                                        2,420      23,474             0.0%
#                 Lake Shore Bancorp, Inc.                                                406       6,451             0.0%
                  Lakeland Bancorp, Inc.                                              204,966   3,986,589             0.1%
                  Landmark Bancorp, Inc.                                                1,235      38,100             0.0%
                  LCNB Corp.                                                            1,207      26,735             0.0%
#                 LegacyTexas Financial Group, Inc.                                   311,784  11,788,553             0.1%
#                 Legg Mason, Inc.                                                    942,615  35,234,949             0.4%
                  Macatawa Bank Corp.                                                 166,269   1,591,194             0.0%
                  Mackinac Financial Corp.                                             27,138     404,356             0.0%
                  Maiden Holdings, Ltd.                                               599,727   7,406,628             0.1%
#                 MainSource Financial Group, Inc.                                    160,304   5,482,397             0.1%
*                 Malvern Bancorp, Inc.                                                   500      10,925             0.0%
                  Marlin Business Services Corp.                                       68,369   1,739,991             0.0%
                  MB Financial, Inc.                                                  441,627  18,773,564             0.2%
#*                MBIA, Inc.                                                          868,994   7,299,550             0.1%
                  MBT Financial Corp.                                                  84,752     949,222             0.0%
                  Mercantile Bank Corp.                                                66,427   2,233,940             0.0%
                  Merchants Bancshares, Inc.                                           26,807   1,334,989             0.0%
                  Meridian Bancorp, Inc.                                              279,447   4,904,295             0.1%
                  Meta Financial Group, Inc.                                           41,153   3,493,890             0.0%
                  Mid Penn Bancorp, Inc.                                                  106       2,931             0.0%
#                 MidSouth Bancorp, Inc.                                               37,729     575,367             0.0%
                  MidWestOne Financial Group, Inc.                                      9,952     345,334             0.0%
                  MutualFirst Financial, Inc.                                           7,316     241,062             0.0%
                  National Bank Holdings Corp. Class A                                213,111   6,727,914             0.1%
*                 National Commerce Corp.                                               1,755      67,919             0.0%
                  National General Holdings Corp.                                     151,054   3,434,968             0.0%
                  National Security Group, Inc. (The)                                   2,423      37,629             0.0%
                  National Western Life Group, Inc. Class A                             9,288   2,844,357             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
#*                Nationstar Mortgage Holdings, Inc.                                   42,954 $   691,989             0.0%
#                 Navient Corp.                                                     2,556,220  38,854,544             0.4%
                  Navigators Group, Inc. (The)                                        145,692   7,874,653             0.1%
#                 NBT Bancorp, Inc.                                                   289,370  11,048,147             0.1%
                  Nelnet, Inc. Class A                                                223,385  10,054,559             0.1%
#                 New York Community Bancorp, Inc.                                    238,816   3,173,865             0.0%
                  NewStar Financial, Inc.                                             264,230   2,837,830             0.0%
*                 Nicholas Financial, Inc.                                             44,982     448,920             0.0%
#*                Nicolet Bankshares, Inc.                                                523      25,784             0.0%
*                 NMI Holdings, Inc. Class A                                          216,850   2,515,460             0.0%
                  Northeast Bancorp                                                     5,243      87,820             0.0%
                  Northeast Community Bancorp, Inc.                                     9,687      82,340             0.0%
#                 Northfield Bancorp, Inc.                                            355,440   6,532,987             0.1%
#                 Northrim BanCorp, Inc.                                               38,426   1,229,632             0.0%
#                 Northwest Bancshares, Inc.                                          897,118  14,479,485             0.2%
                  Norwood Financial Corp.                                                 368      13,686             0.0%
                  OceanFirst Financial Corp.                                            9,661     267,127             0.0%
#*                Ocwen Financial Corp.                                               721,335   1,651,857             0.0%
                  OFG Bancorp                                                         323,058   3,779,779             0.0%
#                 Ohio Valley Banc Corp.                                                2,740      79,460             0.0%
                  Old Line Bancshares, Inc.                                             9,355     259,695             0.0%
                  Old National Bancorp.                                             1,232,797  20,710,990             0.2%
                  Old Republic International Corp.                                  1,900,386  39,299,982             0.4%
                  Old Second Bancorp, Inc.                                             78,742     944,904             0.0%
#*                On Deck Capital, Inc.                                                43,690     207,528             0.0%
                  OneBeacon Insurance Group, Ltd. Class A                             168,978   2,695,199             0.0%
#*                OneMain Holdings, Inc.                                              120,589   2,812,135             0.0%
                  Oppenheimer Holdings, Inc. Class A                                   34,677     599,912             0.0%
                  Opus Bank                                                           137,336   3,096,927             0.0%
                  Oritani Financial Corp.                                             386,838   6,556,904             0.1%
                  Orrstown Financial Services, Inc.                                       573      12,291             0.0%
                  Pacific Continental Corp.                                            74,161   1,854,025             0.0%
*                 Pacific Premier Bancorp, Inc.                                         3,337     121,967             0.0%
#                 PacWest Bancorp                                                   1,146,079  56,604,842             0.6%
                  Park Sterling Corp.                                                 285,153   3,507,382             0.0%
                  Peapack Gladstone Financial Corp.                                    60,391   1,936,135             0.0%
#                 Penns Woods Bancorp, Inc.                                             7,848     327,262             0.0%
#                 People's United Financial, Inc.                                   3,756,568  65,627,243             0.7%
                  People's Utah Bancorp                                                 3,289      86,830             0.0%
                  Peoples Bancorp of North Carolina, Inc.                               2,810      79,635             0.0%
                  Peoples Bancorp, Inc.                                               109,434   3,663,850             0.0%
#                 Peoples Financial Services Corp.                                      1,269      57,029             0.0%
*                 PHH Corp.                                                           613,136   7,909,454             0.1%
*                 PICO Holdings, Inc.                                                 140,260   2,258,186             0.0%
#                 Pinnacle Financial Partners, Inc.                                    53,760   3,440,640             0.0%
                  Piper Jaffray Cos.                                                   60,533   3,789,366             0.0%
                  Popular, Inc.                                                       670,408  28,096,799             0.3%
#*                PRA Group, Inc.                                                     131,725   4,241,545             0.1%
                  Preferred Bank                                                       30,073   1,593,568             0.0%
                  Premier Financial Bancorp, Inc.                                      29,829     639,235             0.0%
                  PrivateBancorp, Inc.                                                293,571  16,959,597             0.2%
                  ProAssurance Corp.                                                  154,681   9,574,754             0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
#                 Prosperity Bancshares, Inc.                                         631,538 $42,439,354             0.4%
                  Provident Financial Holdings, Inc.                                   42,950     825,929             0.0%
                  Provident Financial Services, Inc.                                  376,887   9,682,227             0.1%
                  Prudential Bancorp, Inc.                                              4,416      79,135             0.0%
                  QCR Holdings, Inc.                                                   20,382     929,419             0.0%
*                 Regional Management Corp.                                            65,792   1,304,655             0.0%
                  Reinsurance Group of America, Inc.                                  324,024  40,515,961             0.4%
#                 RenaissanceRe Holdings, Ltd.                                        423,464  60,203,877             0.6%
                  Renasant Corp.                                                      327,171  13,872,050             0.2%
                  Republic Bancorp, Inc. Class A                                       38,854   1,397,967             0.0%
#*                Republic First Bancorp, Inc.                                          2,800      24,080             0.0%
                  Riverview Bancorp, Inc.                                              73,489     533,530             0.0%
                  S&T Bancorp, Inc.                                                   205,576   7,392,513             0.1%
*                 Safeguard Scientifics, Inc.                                         115,745   1,469,962             0.0%
                  Safety Insurance Group, Inc.                                        141,647  10,255,243             0.1%
                  Sandy Spring Bancorp, Inc.                                          141,606   6,124,459             0.1%
#*                Santander Consumer USA Holdings, Inc.                               349,560   4,453,394             0.1%
*                 Seacoast Banking Corp. of Florida                                   195,397   4,728,607             0.1%
*                 Security National Financial Corp. Class A                            25,732     181,411             0.0%
*                 Select Bancorp, Inc.                                                    700       7,882             0.0%
#                 Selective Insurance Group, Inc.                                     374,870  19,793,136             0.2%
                  Shore Bancshares, Inc.                                               11,936     198,018             0.0%
                  SI Financial Group, Inc.                                             11,828     176,829             0.0%
                  Sierra Bancorp                                                       55,620   1,394,393             0.0%
#                 Simmons First National Corp. Class A                                109,470   5,982,535             0.1%
#                 South State Corp.                                                   154,562  13,624,640             0.1%
*                 Southern First Bancshares, Inc.                                       6,134     206,716             0.0%
                  Southern Missouri Bancorp, Inc.                                       4,097     136,430             0.0%
                  Southern National Bancorp of Virginia, Inc.                           2,828      51,498             0.0%
#                 Southside Bancshares, Inc.                                          126,999   4,409,405             0.1%
                  Southwest Bancorp, Inc.                                             116,316   3,018,400             0.0%
                  Southwest Georgia Financial Corp.                                     2,355      45,263             0.0%
#                 State Auto Financial Corp.                                          153,801   4,132,633             0.1%
                  State Bank Financial Corp.                                          159,121   4,273,990             0.1%
                  State National Cos., Inc.                                            23,553     345,523             0.0%
#                 Sterling Bancorp                                                    168,432   3,916,044             0.0%
#                 Stewart Information Services Corp.                                  185,523   8,801,211             0.1%
#*                Stifel Financial Corp.                                              279,031  13,636,245             0.2%
                  Stonegate Bank                                                       43,139   1,980,080             0.0%
                  Summit Financial Group, Inc.                                          2,750      60,143             0.0%
                  Summit State Bank                                                     3,401      44,723             0.0%
                  Sun Bancorp, Inc.                                                    87,471   2,182,401             0.0%
#                 Sussex Bancorp                                                          639      16,486             0.0%
#                 Synovus Financial Corp.                                             280,044  11,705,839             0.1%
                  TCF Financial Corp.                                               1,624,704  26,823,863             0.3%
                  Territorial Bancorp, Inc.                                            35,070   1,085,417             0.0%
#*                Texas Capital Bancshares, Inc.                                       96,065   7,310,546             0.1%
*                 TheStreet, Inc.                                                      26,197      22,267             0.0%
#*                Third Point Reinsurance, Ltd.                                        58,556     708,528             0.0%
                  Timberland Bancorp, Inc.                                             13,286     294,551             0.0%
                  Tiptree, Inc.                                                       229,094   1,615,113             0.0%
#                 Towne Bank                                                          348,458  11,307,462             0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
Financials -- (Continued)
                  Trico Bancshares                                                    148,301 $    5,258,753             0.1%
*                 TriState Capital Holdings, Inc.                                      87,922      2,189,258             0.0%
*                 Triumph Bancorp, Inc.                                                 8,005        179,312             0.0%
                  TrustCo Bank Corp. NY                                               763,274      6,068,028             0.1%
#                 Trustmark Corp.                                                     695,589     23,107,467             0.2%
#                 Two River Bancorp                                                     2,052         37,757             0.0%
#                 UMB Financial Corp.                                                  76,676      5,558,243             0.1%
                  Umpqua Holdings Corp.                                             2,390,030     42,231,830             0.4%
                  Union Bankshares Corp.                                              301,332     10,317,608             0.1%
                  United Bancshares, Inc.                                                 466         10,159             0.0%
#                 United Bankshares, Inc.                                             228,446      9,115,012             0.1%
                  United Community Bancorp                                              1,645         29,281             0.0%
                  United Community Banks, Inc.                                        525,185     14,363,810             0.2%
                  United Community Financial Corp.                                    176,340      1,505,944             0.0%
                  United Financial Bancorp, Inc.                                      317,082      5,476,006             0.1%
                  United Fire Group, Inc.                                             125,128      5,505,632             0.1%
#                 United Insurance Holdings Corp.                                     113,843      1,737,244             0.0%
*                 United Security Bancshares                                            2,290         19,122             0.0%
                  Unity Bancorp, Inc.                                                  19,316        315,817             0.0%
                  Univest Corp. of Pennsylvania                                        97,464      2,953,159             0.0%
                  Validus Holdings, Ltd.                                              783,685     43,322,107             0.5%
#                 Valley National Bancorp                                           1,924,591     22,633,190             0.2%
*                 Veritex Holdings, Inc.                                               23,425        631,070             0.0%
#                 Virtus Investment Partners, Inc.                                     64,189      6,829,710             0.1%
                  Voya Financial, Inc.                                                 90,362      3,377,732             0.0%
#                 Waddell & Reed Financial, Inc. Class A                              212,506      3,822,983             0.0%
#*                Walker & Dunlop, Inc.                                               291,506     13,074,044             0.1%
#                 Washington Federal, Inc.                                            683,710     23,041,027             0.2%
                  Washington Trust Bancorp, Inc.                                        4,769        234,635             0.0%
                  WashingtonFirst Bankshares, Inc.                                      5,922        166,586             0.0%
                  Waterstone Financial, Inc.                                          148,075      2,813,425             0.0%
                  Wayne Savings Bancshares, Inc.                                          520          9,480             0.0%
#                 Webster Financial Corp.                                             268,523     13,643,654             0.2%
                  WesBanco, Inc.                                                      288,671     11,491,993             0.1%
                  West Bancorporation, Inc.                                            19,711        459,266             0.0%
                  Western New England Bancorp, Inc.                                   152,476      1,600,998             0.0%
                  White Mountains Insurance Group, Ltd.                                13,416     11,523,539             0.1%
                  Wintrust Financial Corp.                                            430,044     30,472,918             0.3%
#*                World Acceptance Corp.                                               15,838        837,830             0.0%
#                 WR Berkley Corp.                                                    244,782     16,640,280             0.2%
                  WSFS Financial Corp.                                                140,606      6,636,603             0.1%
                  WVS Financial Corp.                                                     111          1,693             0.0%
#*                Xenith Bankshares, Inc.                                               1,321         35,693             0.0%
#                 Zions Bancorporation                                                916,829     36,700,665             0.4%
                                                                                              -------------- ---------------
Total Financials                                                                               2,529,762,503            26.2%
                                                                                              -------------- ---------------
Health Care -- (4.3%)
#*                AAC Holdings, Inc.                                                    9,197         65,851             0.0%
#*                Acadia Healthcare Co., Inc.                                         231,947     10,108,250             0.1%
#                 Aceto Corp.                                                         201,315      3,190,843             0.0%
#*                Achillion Pharmaceuticals, Inc.                                     241,864        824,756             0.0%
#*                Acorda Therapeutics, Inc.                                           196,905      3,180,016             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Health Care -- (Continued)
*                 Addus HomeCare Corp.                                                153,591 $ 5,214,414             0.1%
#*                Adverum Biotechnologies, Inc.                                        27,106      77,252             0.0%
#*                Albany Molecular Research, Inc.                                     132,273   2,117,691             0.0%
*                 Alere, Inc.                                                         361,163  17,758,385             0.2%
*                 Allied Healthcare Products, Inc.                                      1,298       2,362             0.0%
#*                Allscripts Healthcare Solutions, Inc.                             1,089,929  13,046,450             0.1%
*                 Almost Family, Inc.                                                 131,004   6,504,349             0.1%
*                 AMAG Pharmaceuticals, Inc.                                           22,060     538,264             0.0%
#*                Amedisys, Inc.                                                       38,890   2,107,838             0.0%
*                 American Shared Hospital Services                                     4,548      19,784             0.0%
#*                Amphastar Pharmaceuticals, Inc.                                     190,401   2,875,055             0.0%
                  Analogic Corp.                                                      135,802   9,757,374             0.1%
#*                AngioDynamics, Inc.                                                 233,935   3,630,671             0.0%
#*                Anika Therapeutics, Inc.                                             53,603   2,472,706             0.0%
*                 Applied Genetic Technologies Corp.                                    9,429      52,802             0.0%
#*                Aptevo Therapeutics, Inc.                                           178,194     356,388             0.0%
#*                Aratana Therapeutics, Inc.                                            5,762      35,724             0.0%
*                 Bio-Rad Laboratories, Inc. Class A                                   28,704   6,264,935             0.1%
#*                Brookdale Senior Living, Inc.                                     1,075,477  13,970,446             0.2%
#*                Caladrius Biosciences, Inc.                                           2,030       9,846             0.0%
#*                Celldex Therapeutics, Inc.                                           66,694     222,091             0.0%
*                 Cempra, Inc.                                                         41,654     179,112             0.0%
#*                Chimerix, Inc.                                                      201,768   1,206,573             0.0%
#*                CombiMatrix Corp.                                                     5,427      26,050             0.0%
#*                Community Health Systems, Inc.                                      625,523   5,385,753             0.1%
#                 CONMED Corp.                                                        169,792   8,346,975             0.1%
*                 Corvus Pharmaceuticals, Inc.                                          2,130      21,151             0.0%
#*                Cross Country Healthcare, Inc.                                      135,052   1,886,676             0.0%
*                 CryoLife, Inc.                                                      312,518   5,672,202             0.1%
#*                Cumberland Pharmaceuticals, Inc.                                     98,627     574,995             0.0%
*                 Cutera, Inc.                                                         39,536     772,929             0.0%
#*                Depomed, Inc.                                                       121,517   1,456,989             0.0%
#*                Dicerna Pharmaceuticals, Inc.                                         4,954      16,497             0.0%
                  Digirad Corp.                                                        92,373     434,153             0.0%
#*                Diplomat Pharmacy, Inc.                                              23,062     359,767             0.0%
*                 Electromed, Inc.                                                     35,706     170,675             0.0%
#*                Emergent BioSolutions, Inc.                                         391,978  11,724,062             0.1%
#*                Endo International P.L.C.                                         1,228,005  13,962,417             0.2%
#*                Endocyte, Inc.                                                        5,100      11,730             0.0%
#                 Ensign Group, Inc. (The)                                            116,305   2,087,675             0.0%
#*                Envision Healthcare Corp.                                           314,515  17,622,275             0.2%
#*                Esperion Therapeutics, Inc.                                          25,994     929,286             0.0%
*                 Exactech, Inc.                                                       61,503   1,823,564             0.0%
#*                Five Prime Therapeutics, Inc.                                        19,743     688,241             0.0%
*                 Five Star Senior Living, Inc.                                        77,642     147,520             0.0%
*                 Genesis Healthcare, Inc.                                              5,859      14,179             0.0%
#*                Haemonetics Corp.                                                   423,155  17,721,731             0.2%
#*                Halyard Health, Inc.                                                426,885  16,861,957             0.2%
#*                Hanger, Inc.                                                         58,363     763,972             0.0%
*                 Harvard Bioscience, Inc.                                            187,929     451,030             0.0%
#*                HealthStream, Inc.                                                   49,396   1,372,715             0.0%
*                 HMS Holdings Corp.                                                  523,685  10,719,832             0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Health Care -- (Continued)
#*                Horizon Pharma P.L.C.                                               219,304 $ 3,372,896             0.0%
*                 Impax Laboratories, Inc.                                            264,661   3,718,487             0.1%
#*                Infinity Pharmaceuticals, Inc.                                      113,317     243,632             0.0%
*                 InfuSystem Holdings, Inc.                                            17,749      36,385             0.0%
#*                Inovalon Holdings, Inc. Class A                                      43,659     534,823             0.0%
*                 Integer Holdings Corp.                                              237,310   8,721,143             0.1%
#*                Intra-Cellular Therapies, Inc.                                       63,161     872,885             0.0%
#                 Invacare Corp.                                                      247,890   3,643,983             0.0%
#*                Juniper Pharmaceuticals, Inc.                                         1,600       7,360             0.0%
                  Kewaunee Scientific Corp.                                             9,303     216,295             0.0%
#*                Kindred Biosciences, Inc.                                           280,028   1,946,195             0.0%
                  Kindred Healthcare, Inc.                                          1,048,844  10,068,902             0.1%
*                 LHC Group, Inc.                                                     181,374   9,812,333             0.1%
*                 LifePoint Health, Inc.                                              350,056  21,755,980             0.2%
#*                LivaNova P.L.C.                                                       7,487     394,565             0.0%
                  Luminex Corp.                                                       301,496   5,677,170             0.1%
*                 Magellan Health, Inc.                                               192,409  13,237,739             0.1%
#*                Mallinckrodt P.L.C.                                                 417,512  19,589,663             0.2%
#*                MediciNova, Inc.                                                      2,864      16,468             0.0%
*                 Merit Medical Systems, Inc.                                         455,000  15,333,500             0.2%
*                 Micron Solutions, Inc.                                                  600       2,364             0.0%
#*                Mirati Therapeutics, Inc.                                             3,000      13,650             0.0%
*                 Misonix, Inc.                                                         4,641      51,979             0.0%
#*                Molina Healthcare, Inc.                                             427,840  21,302,154             0.2%
#*                Myriad Genetics, Inc.                                                71,744   1,319,372             0.0%
                  National HealthCare Corp.                                            35,736   2,659,473             0.0%
#*                Natus Medical, Inc.                                                  31,470   1,101,450             0.0%
*                 Nivalis Therapeutics, Inc.                                           21,775      49,212             0.0%
*                 Nuvectra Corp.                                                      114,373     935,571             0.0%
#*                Omnicell, Inc.                                                      120,548   4,990,687             0.1%
#*                OraSure Technologies, Inc.                                           70,065     918,552             0.0%
#*                Orexigen Therapeutics, Inc.                                           5,000      16,850             0.0%
#*                Orthofix International NV                                            79,402   3,140,349             0.0%
#                 Owens & Minor, Inc.                                                 598,068  20,723,056             0.2%
#                 Patterson Cos., Inc.                                                  9,544     424,613             0.0%
#                 PDL BioPharma, Inc.                                                 183,401     412,652             0.0%
#*                Pfenex, Inc.                                                          8,511      40,938             0.0%
                  PharmAthene, Inc.                                                    11,192       8,134             0.0%
*                 PharMerica Corp.                                                    186,106   4,392,102             0.1%
#*                Prestige Brands Holdings, Inc.                                      253,921  14,577,605             0.2%
*                 Proteostasis Therapeutics, Inc.                                       5,757      34,801             0.0%
*                 Providence Service Corp. (The)                                      151,786   6,678,584             0.1%
*                 Quality Systems, Inc.                                                22,363     318,896             0.0%
*                 Quorum Health Corp.                                                 170,071     726,203             0.0%
#*                Regulus Therapeutics, Inc.                                            8,677      13,449             0.0%
*                 RTI Surgical, Inc.                                                  366,932   1,486,075             0.0%
*                 SciClone Pharmaceuticals, Inc.                                      467,095   4,507,467             0.1%
*                 SeaSpine Holdings Corp.                                              62,249     498,614             0.0%
#*                Select Medical Holdings Corp.                                       928,545  12,767,494             0.1%
                  Span-America Medical Systems, Inc.                                    7,621     165,985             0.0%
#*                Spectrum Pharmaceuticals, Inc.                                          930       7,077             0.0%
*                 Surmodics, Inc.                                                       8,175     186,799             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Health Care -- (Continued)
#*                Taro Pharmaceutical Industries, Ltd.                                  9,453 $  1,104,583             0.0%
*                 Tetraphase Pharmaceuticals, Inc.                                     66,273      525,545             0.0%
*                 Tivity Health, Inc.                                                 288,328    9,687,821             0.1%
#*                Tonix Pharmaceuticals Holding Corp.                                   3,900       16,302             0.0%
*                 Triple-S Management Corp. Class B                                   122,302    2,213,666             0.0%
#*                United Therapeutics Corp.                                            17,876    2,247,013             0.0%
#*                Varex Imaging Corp.                                                  25,829      866,821             0.0%
*                 Vical, Inc.                                                           4,309       10,255             0.0%
#*                VWR Corp.                                                           139,916    3,954,026             0.1%
*                 WellCare Health Plans, Inc.                                          90,976   13,956,628             0.2%
*                 Zafgen, Inc.                                                         74,830      365,170             0.0%
                                                                                              ------------ ---------------
Total Health Care                                                                              486,437,667             5.0%
                                                                                              ------------ ---------------
Industrials -- (18.4%)
                  AAR Corp.                                                           206,357    7,426,788             0.1%
                  ABM Industries, Inc.                                                545,900   23,577,421             0.3%
*                 Acacia Research Corp.                                                96,545      526,170             0.0%
#*                ACCO Brands Corp.                                                   809,190   11,530,957             0.1%
                  Acme United Corp.                                                    16,287      472,323             0.0%
#                 Actuant Corp. Class A                                               437,532   11,944,624             0.1%
#*                AECOM                                                             1,361,250   46,568,362             0.5%
*                 Aegion Corp.                                                        188,383    4,298,900             0.1%
*                 AeroCentury Corp.                                                       782        7,703             0.0%
#*                Aerovironment, Inc.                                                 221,661    6,332,855             0.1%
#                 AGCO Corp.                                                          929,613   59,485,936             0.6%
#                 Air Lease Corp.                                                   1,011,383   38,574,148             0.4%
*                 Air Transport Services Group, Inc.                                  424,950    7,814,830             0.1%
#                 Aircastle, Ltd.                                                     434,013   10,251,387             0.1%
                  Alamo Group, Inc.                                                    63,831    5,046,479             0.1%
                  Albany International Corp. Class A                                  209,231   10,200,011             0.1%
                  Allied Motion Technologies, Inc.                                     23,180      524,795             0.0%
*                 Alpha PRO Tech, Ltd.                                                 15,140       42,392             0.0%
                  AMERCO                                                               73,919   27,679,709             0.3%
*                 Ameresco, Inc. Class A                                               50,452      325,415             0.0%
#                 American Railcar Industries, Inc.                                   121,307    5,088,829             0.1%
*                 American Superconductor Corp.                                         1,882        9,805             0.0%
*                 AMREP Corp.                                                           7,243       43,530             0.0%
                  Applied Industrial Technologies, Inc.                                61,076    3,908,864             0.0%
*                 ARC Document Solutions, Inc.                                        201,877      742,907             0.0%
                  ArcBest Corp.                                                       166,239    4,397,022             0.1%
#                 Argan, Inc.                                                          81,541    5,451,016             0.1%
*                 Armstrong Flooring, Inc.                                             27,730      532,139             0.0%
#*                Arotech Corp.                                                        58,638      187,642             0.0%
                  Astec Industries, Inc.                                              219,521   13,906,655             0.1%
*                 Astronics Corp.                                                      17,105      556,084             0.0%
*                 Atlas Air Worldwide Holdings, Inc.                                  151,882    8,809,156             0.1%
*                 Avalon Holdings Corp. Class A                                         1,925        4,562             0.0%
#                 AZZ, Inc.                                                             3,265      192,798             0.0%
*                 Babcock & Wilcox Enterprises, Inc.                                  158,696    1,486,982             0.0%
                  Barnes Group, Inc.                                                  370,463   20,364,351             0.2%
*                 Beacon Roofing Supply, Inc.                                         203,549   10,089,924             0.1%
*                 BMC Stock Holdings, Inc.                                            145,204    3,383,253             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Industrials -- (Continued)
                  Brady Corp. Class A                                               218,221 $ 8,499,708             0.1%
#                 Briggs & Stratton Corp.                                           259,610   6,487,654             0.1%
#*                Broadwind Energy, Inc.                                              9,465      86,983             0.0%
*                 CAI International, Inc.                                           108,859   2,244,673             0.0%
                  Carlisle Cos., Inc.                                                10,000   1,013,900             0.0%
*                 CBIZ, Inc.                                                        372,911   5,873,348             0.1%
*                 CDI Corp.                                                         143,383   1,168,571             0.0%
                  CECO Environmental Corp.                                          108,466   1,224,581             0.0%
#                 Celadon Group, Inc.                                               201,034     794,084             0.0%
#*                Chart Industries, Inc.                                            378,537  13,820,386             0.1%
                  Chicago Bridge & Iron Co. NV                                      256,989   7,730,229             0.1%
                  Chicago Rivet & Machine Co.                                         2,571     106,517             0.0%
#                 CIRCOR International, Inc.                                        158,415  10,567,865             0.1%
*                 Civeo Corp.                                                       419,204   1,253,420             0.0%
#*                Clean Harbors, Inc.                                               302,781  17,594,604             0.2%
*                 Colfax Corp.                                                      919,847  37,226,208             0.4%
                  Columbus McKinnon Corp.                                           131,354   3,432,280             0.0%
*                 Commercial Vehicle Group, Inc.                                    176,998   1,573,512             0.0%
                  CompX International, Inc.                                           5,019      74,783             0.0%
*                 Continental Materials Corp.                                           125       2,756             0.0%
                  Copa Holdings SA Class A                                          197,000  22,934,740             0.2%
#                 Covanta Holding Corp.                                             460,405   6,698,893             0.1%
*                 Covenant Transportation Group, Inc. Class A                        98,491   1,844,736             0.0%
#*                CPI Aerostructures, Inc.                                           58,259     361,206             0.0%
                  CRA International, Inc.                                            59,286   2,249,311             0.0%
*                 CSW Industrials, Inc.                                              36,394   1,288,348             0.0%
#                 Cubic Corp.                                                       177,359   9,204,932             0.1%
                  Curtiss-Wright Corp.                                              248,602  23,234,343             0.2%
*                 DigitalGlobe, Inc.                                                451,380  14,534,436             0.2%
                  DMC Global, Inc.                                                   46,143     705,988             0.0%
#                 Douglas Dynamics, Inc.                                            123,106   3,927,081             0.0%
*                 Ducommun, Inc.                                                     68,681   2,018,535             0.0%
*                 DXP Enterprises, Inc.                                              24,081     878,475             0.0%
#*                Eagle Bulk Shipping, Inc.                                          11,861      58,475             0.0%
                  Eastern Co. (The)                                                  17,472     483,101             0.0%
#*                Echo Global Logistics, Inc.                                       160,688   3,012,900             0.0%
                  Ecology and Environment, Inc. Class A                               8,425      90,148             0.0%
                  EMCOR Group, Inc.                                                 247,059  16,241,659             0.2%
                  Encore Wire Corp.                                                 132,832   5,871,174             0.1%
                  EnerSys                                                           193,396  16,073,142             0.2%
*                 Engility Holdings, Inc.                                           136,542   3,870,966             0.0%
                  Ennis, Inc.                                                       155,495   2,736,712             0.0%
                  EnPro Industries, Inc.                                             50,516   3,568,955             0.0%
                  ESCO Technologies, Inc.                                           186,058  10,949,513             0.1%
#                 Espey Manufacturing & Electronics Corp.                             7,809     181,715             0.0%
                  Essendant, Inc.                                                   245,312   4,096,710             0.0%
*                 Esterline Technologies Corp.                                      154,001  14,083,391             0.2%
#*                ExOne Co. (The)                                                       900       9,081             0.0%
                  Federal Signal Corp.                                              694,228  10,836,899             0.1%
                  Fluor Corp.                                                       181,789   9,329,411             0.1%
                  Forward Air Corp.                                                  47,235   2,511,485             0.0%
*                 Franklin Covey Co.                                                125,447   2,665,749             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Industrials -- (Continued)
                  Franklin Electric Co., Inc.                                         273,390 $11,236,329             0.1%
#                 FreightCar America, Inc.                                            100,518   1,312,765             0.0%
*                 FTI Consulting, Inc.                                                353,706  12,234,691             0.1%
*                 Fuel Tech, Inc.                                                      51,222      47,022             0.0%
#                 GATX Corp.                                                          231,825  13,886,317             0.1%
#*                Genco Shipping & Trading, Ltd.                                        1,654      19,054             0.0%
*                 Gencor Industries, Inc.                                              41,675     691,805             0.0%
#                 General Cable Corp.                                                 326,763   5,881,734             0.1%
#*                Genesee & Wyoming, Inc. Class A                                     579,330  39,255,401             0.4%
*                 Gibraltar Industries, Inc.                                          228,728   8,977,574             0.1%
*                 Golden Ocean Group, Ltd.                                             24,258     184,846             0.0%
#*                Goldfield Corp. (The)                                                27,880     151,946             0.0%
                  Gorman-Rupp Co. (The)                                               331,831   9,497,003             0.1%
*                 GP Strategies Corp.                                                  94,052   2,548,809             0.0%
                  Graham Corp.                                                         33,829     746,606             0.0%
                  Granite Construction, Inc.                                          455,175  23,992,274             0.3%
*                 Great Lakes Dredge & Dock Corp.                                     359,406   1,635,297             0.0%
#                 Greenbrier Cos., Inc. (The)                                         152,823   6,640,159             0.1%
#                 Griffon Corp.                                                       283,676   6,808,224             0.1%
                  Hardinge, Inc.                                                       83,031     871,826             0.0%
#*                HC2 Holdings, Inc.                                                   78,955     461,097             0.0%
                  Heidrick & Struggles International, Inc.                            142,493   3,063,599             0.0%
*                 Heritage-Crystal Clean, Inc.                                         14,973     225,344             0.0%
#*                Hertz Global Holdings, Inc.                                         427,155   7,043,786             0.1%
*                 Hill International, Inc.                                            208,740     845,397             0.0%
                  Houston Wire & Cable Co.                                            146,445     915,281             0.0%
*                 Hub Group, Inc. Class A                                             334,218  13,084,635             0.1%
                  Hudson Global, Inc.                                                 119,294     167,608             0.0%
                  Hurco Cos., Inc.                                                     41,642   1,207,618             0.0%
*                 Huron Consulting Group, Inc.                                        216,198   9,620,811             0.1%
*                 Huttig Building Products, Inc.                                       30,910     272,008             0.0%
                  Hyster-Yale Materials Handling, Inc.                                 91,430   5,495,857             0.1%
*                 ICF International, Inc.                                             140,609   6,207,887             0.1%
*                 IES Holdings, Inc.                                                    5,502     110,040             0.0%
*                 InnerWorkings, Inc.                                                 796,310   8,432,923             0.1%
*                 Innovative Solutions & Support, Inc.                                  9,704      34,255             0.0%
#                 Insteel Industries, Inc.                                             66,732   2,322,941             0.0%
#*                Intersections, Inc.                                                  43,923     215,223             0.0%
#                 ITT, Inc.                                                           358,464  15,102,088             0.2%
                  Jacobs Engineering Group, Inc.                                    1,286,761  70,668,914             0.7%
*                 JetBlue Airways Corp.                                             2,670,322  58,293,129             0.6%
                  Kadant, Inc.                                                         37,631   2,338,767             0.0%
#                 Kaman Corp.                                                         254,328  12,210,287             0.1%
#                 KBR, Inc.                                                           999,953  14,049,340             0.2%
                  Kelly Services, Inc. Class A                                        198,377   4,427,775             0.1%
*                 Key Technology, Inc.                                                 23,834     310,795             0.0%
#*                KEYW Holding Corp. (The)                                            104,356     990,338             0.0%
#*                Kirby Corp.                                                         545,422  38,506,793             0.4%
#*                KLX, Inc.                                                           409,113  19,351,045             0.2%
                  Korn/Ferry International                                            434,027  14,062,475             0.2%
*                 Lawson Products, Inc.                                                30,948     704,067             0.0%
*                 Layne Christensen Co.                                               120,719     962,130             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Industrials -- (Continued)
                  LB Foster Co. Class A                                                81,437 $ 1,156,405             0.0%
*                 LMI Aerospace, Inc.                                                  76,937   1,067,116             0.0%
                  LS Starrett Co. (The) Class A                                        24,580     240,884             0.0%
                  LSC Communications, Inc.                                             10,719     277,301             0.0%
                  LSI Industries, Inc.                                                237,972   2,158,406             0.0%
*                 Lydall, Inc.                                                         65,585   3,436,654             0.0%
#*                Manitex International, Inc.                                           9,272      68,613             0.0%
#*                Manitowoc Co., Inc. (The)                                         1,300,167   7,761,997             0.1%
                  ManpowerGroup, Inc.                                                 345,864  34,925,347             0.4%
                  Marten Transport, Ltd.                                              171,197   4,245,686             0.0%
*                 MasTec, Inc.                                                        629,990  27,814,058             0.3%
                  Matson, Inc.                                                        236,203   7,487,635             0.1%
                  Matthews International Corp. Class A                                211,630  14,507,236             0.2%
                  McGrath RentCorp                                                    196,420   6,837,380             0.1%
#*                Mercury Systems, Inc.                                               334,371  12,498,788             0.1%
*                 Milacron Holdings Corp.                                               1,524      28,682             0.0%
                  Miller Industries, Inc.                                              66,070   1,678,178             0.0%
*                 Mistras Group, Inc.                                                 142,292   3,201,570             0.0%
                  Mobile Mini, Inc.                                                   339,738   9,750,481             0.1%
*                 Moog, Inc. Class A                                                  258,482  17,744,789             0.2%
#*                MRC Global, Inc.                                                    574,090  10,465,661             0.1%
                  Mueller Industries, Inc.                                            459,396  14,719,048             0.2%
*                 MYR Group, Inc.                                                     136,588   5,772,209             0.1%
                  National Presto Industries, Inc.                                     19,112   1,994,337             0.0%
*                 Navigant Consulting, Inc.                                           318,789   7,641,372             0.1%
*                 NL Industries, Inc.                                                  87,722     710,548             0.0%
                  NN, Inc.                                                            207,708   5,732,741             0.1%
*                 Northwest Pipe Co.                                                   96,677   1,354,445             0.0%
*                 NOW, Inc.                                                           603,660  10,268,257             0.1%
#*                NV5 Global, Inc.                                                     56,468   2,185,312             0.0%
*                 On Assignment, Inc.                                                 514,510  26,636,183             0.3%
                  Orbital ATK, Inc.                                                   139,801  13,840,299             0.1%
#*                Orion Energy Systems, Inc.                                           75,467     112,446             0.0%
*                 Orion Group Holdings, Inc.                                          146,753   1,107,985             0.0%
#                 Oshkosh Corp.                                                       455,176  31,584,663             0.3%
                  Owens Corning                                                     1,025,375  62,394,069             0.7%
*                 PAM Transportation Services, Inc.                                    20,834     391,054             0.0%
                  Park-Ohio Holdings Corp.                                             44,634   1,756,348             0.0%
*                 Patriot Transportation Holding, Inc.                                  4,683      97,360             0.0%
*                 Pendrell Corp.                                                        2,027      12,446             0.0%
*                 Perma-Fix Environmental Services                                     15,435      55,566             0.0%
*                 Perma-Pipe International Holdings, Inc.                              27,948     224,981             0.0%
#                 Powell Industries, Inc.                                              67,862   2,340,560             0.0%
                  Preformed Line Products Co.                                          21,066   1,115,023             0.0%
                  Primoris Services Corp.                                             326,440   7,498,327             0.1%
#                 Quad/Graphics, Inc.                                                   7,300     191,698             0.0%
                  Quanex Building Products Corp.                                      288,155   5,878,362             0.1%
*                 Quanta Services, Inc.                                             1,728,344  61,252,511             0.6%
*                 Radiant Logistics, Inc.                                             196,186   1,177,116             0.0%
                  Raven Industries, Inc.                                              158,826   4,923,606             0.1%
#*                RBC Bearings, Inc.                                                   64,104   6,429,631             0.1%
*                 RCM Technologies, Inc.                                               41,207     196,145             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Industrials -- (Continued)
                  Regal Beloit Corp.                                                  349,496 $27,557,760             0.3%
#                 Resources Connection, Inc.                                          291,496   4,051,794             0.0%
*                 Rexnord Corp.                                                        19,977     487,439             0.0%
*                 Roadrunner Transportation Systems, Inc.                             213,905   1,437,442             0.0%
*                 RPX Corp.                                                           345,514   4,436,400             0.1%
#                 RR Donnelley & Sons Co.                                             153,808   1,933,367             0.0%
*                 Rush Enterprises, Inc. Class A                                      171,248   6,464,612             0.1%
*                 Rush Enterprises, Inc. Class B                                        1,650      57,156             0.0%
                  Ryder System, Inc.                                                  540,258  36,688,921             0.4%
*                 Saia, Inc.                                                          174,801   8,416,668             0.1%
*                 SIFCO Industries, Inc.                                               16,504     133,682             0.0%
#                 Simpson Manufacturing Co., Inc.                                     415,505  17,330,714             0.2%
                  SkyWest, Inc.                                                       265,194   9,865,217             0.1%
*                 SP Plus Corp.                                                        90,419   3,114,935             0.0%
*                 Sparton Corp.                                                        44,327     987,162             0.0%
#*                Spirit Airlines, Inc.                                               370,051  21,192,821             0.2%
*                 SPX FLOW, Inc.                                                       38,221   1,381,307             0.0%
#                 Standex International Corp.                                           2,236     210,072             0.0%
                  Steelcase, Inc. Class A                                             626,572  10,683,053             0.1%
*                 Sterling Construction Co., Inc.                                     211,612   2,012,430             0.0%
#                 Supreme Industries, Inc. Class A                                     88,587   1,775,283             0.0%
#*                Team, Inc.                                                          201,619   5,423,551             0.1%
*                 Teledyne Technologies, Inc.                                          15,594   2,102,539             0.0%
                  Terex Corp.                                                         884,414  30,936,802             0.3%
                  Tetra Tech, Inc.                                                    563,954  24,785,778             0.3%
                  Textainer Group Holdings, Ltd.                                       30,005     448,575             0.0%
#*                Thermon Group Holdings, Inc.                                        264,369   5,419,564             0.1%
#                 Titan International, Inc.                                           499,183   5,346,250             0.1%
*                 Titan Machinery, Inc.                                               128,568   2,037,803             0.0%
*                 Transcat, Inc.                                                        5,948      72,566             0.0%
*                 TRC Cos., Inc.                                                      112,911   1,975,943             0.0%
*                 TriMas Corp.                                                        302,907   6,951,716             0.1%
#                 Trinity Industries, Inc.                                          1,557,299  41,891,343             0.4%
*                 Triton International, Ltd.                                          251,274   7,691,497             0.1%
#                 Triumph Group, Inc.                                                 397,027  10,402,107             0.1%
*                 TrueBlue, Inc.                                                      376,991  10,310,704             0.1%
*                 Tutor Perini Corp.                                                  294,343   9,080,482             0.1%
*                 Twin Disc, Inc.                                                      45,423     890,291             0.0%
*                 Ultralife Corp.                                                      85,616     470,888             0.0%
                  UniFirst Corp.                                                       63,388   8,823,610             0.1%
#*                United Rentals, Inc.                                                284,655  31,215,267             0.3%
                  Universal Forest Products, Inc.                                     168,181  16,025,967             0.2%
#*                USA Truck, Inc.                                                      53,420     358,448             0.0%
#*                USG Corp.                                                           411,555  12,470,116             0.1%
*                 Vectrus, Inc.                                                        55,591   1,414,235             0.0%
*                 Veritiv Corp.                                                        26,432   1,365,213             0.0%
*                 Versar, Inc.                                                         42,347      57,592             0.0%
                  Viad Corp.                                                          155,633   7,034,612             0.1%
*                 Virco Manufacturing Corp.                                            19,199      87,355             0.0%
*                 Volt Information Sciences, Inc.                                      54,923     354,253             0.0%
                  VSE Corp.                                                            45,064   1,921,980             0.0%
#                 Wabash National Corp.                                               763,300  17,387,974             0.2%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
Industrials -- (Continued)
                  Watts Water Technologies, Inc. Class A                              172,061 $   10,702,194             0.1%
#*                Welbilt, Inc.                                                       392,027      8,036,553             0.1%
#                 Werner Enterprises, Inc.                                            705,470     19,259,331             0.2%
*                 Wesco Aircraft Holdings, Inc.                                       447,184      5,433,286             0.1%
*                 WESCO International, Inc.                                           491,589     29,962,350             0.3%
*                 Willis Lease Finance Corp.                                           12,818        291,097             0.0%
#*                XPO Logistics, Inc.                                                 524,641     25,912,019             0.3%
                                                                                              -------------- ---------------
Total Industrials                                                                              2,098,956,532            21.8%
                                                                                              -------------- ---------------
Information Technology -- (10.9%)
*                 Actua Corp.                                                         370,314      5,184,396             0.1%
*                 Acxiom Corp.                                                        663,258     19,168,156             0.2%
*                 ADDvantage Technologies Group, Inc.                                  11,887         21,278             0.0%
                  ADTRAN, Inc.                                                        563,482     11,269,640             0.1%
*                 Agilysys, Inc.                                                      115,423      1,142,688             0.0%
*                 Alpha & Omega Semiconductor, Ltd.                                   167,844      2,777,818             0.0%
*                 Amkor Technology, Inc.                                            1,713,744     20,187,904             0.2%
#*                Amtech Systems, Inc.                                                 78,301        551,239             0.0%
*                 Anixter International, Inc.                                         135,734     11,069,108             0.1%
#*                ARRIS International P.L.C.                                          907,073     23,574,827             0.3%
*                 Arrow Electronics, Inc.                                           1,011,843     71,334,932             0.7%
                  AstroNova, Inc.                                                      29,932        445,987             0.0%
*                 Aviat Networks, Inc.                                                 21,821        364,193             0.0%
                  Avnet, Inc.                                                       1,615,113     62,488,722             0.7%
                  AVX Corp.                                                           669,017     11,313,077             0.1%
*                 Aware, Inc.                                                          92,350        443,280             0.0%
*                 Axcelis Technologies, Inc.                                          258,940      4,984,595             0.1%
*                 AXT, Inc.                                                           278,066      1,876,946             0.0%
*                 Bankrate, Inc.                                                      305,827      3,241,766             0.0%
                  Bel Fuse, Inc. Class A                                                3,065         64,809             0.0%
                  Bel Fuse, Inc. Class B                                               61,505      1,488,421             0.0%
#                 Belden, Inc.                                                         77,677      5,414,087             0.1%
*                 Benchmark Electronics, Inc.                                         298,403      9,459,375             0.1%
#                 Black Box Corp.                                                     197,131      1,951,597             0.0%
#*                Blackhawk Network Holdings, Inc.                                    309,379     12,514,381             0.1%
*                 Blucora, Inc.                                                       302,397      5,579,225             0.1%
#*                BroadVision, Inc.                                                    22,469         94,370             0.0%
                  Brocade Communications Systems, Inc.                              2,387,644     30,012,685             0.3%
                  Brooks Automation, Inc.                                             408,927     10,329,496             0.1%
*                 BSQUARE Corp.                                                       109,792        576,408             0.0%
                  Cabot Microelectronics Corp.                                        143,494     11,242,755             0.1%
*                 CACI International, Inc. Class A                                    145,937     17,220,566             0.2%
*                 Calix, Inc.                                                         358,797      2,403,940             0.0%
#                 ClearOne, Inc.                                                          200          2,040             0.0%
#*                Coherent, Inc.                                                       85,269     18,383,996             0.2%
                  Cohu, Inc.                                                          150,639      2,821,468             0.0%
                  Communications Systems, Inc.                                         39,335        169,534             0.0%
                  Computer Task Group, Inc.                                            80,343        476,434             0.0%
                  Comtech Telecommunications Corp.                                    151,534      2,122,991             0.0%
                  Concurrent Computer Corp.                                            43,478        215,216             0.0%
*                 Control4 Corp.                                                      128,747      2,175,824             0.0%
                  Convergys Corp.                                                     551,103     12,405,329             0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Information Technology -- (Continued)
#*                Covisint Corp.                                                       23,933 $    47,866             0.0%
*                 Cray, Inc.                                                           40,990     733,721             0.0%
#*                Cree, Inc.                                                          784,352  17,161,622             0.2%
                  CSP, Inc.                                                             3,924      42,811             0.0%
                  CTS Corp.                                                           162,305   3,586,941             0.0%
#                 Cypress Semiconductor Corp.                                         446,469   6,255,031             0.1%
#                 Daktronics, Inc.                                                    412,348   3,900,812             0.1%
#*                DHI Group, Inc.                                                     690,117   2,656,950             0.0%
*                 Digi International, Inc.                                            148,088   1,836,291             0.0%
*                 Diodes, Inc.                                                        301,424   7,050,307             0.1%
*                 DSP Group, Inc.                                                     117,421   1,461,891             0.0%
*                 Echelon Corp.                                                         2,023      12,320             0.0%
*                 EchoStar Corp. Class A                                              471,907  27,162,967             0.3%
*                 Edgewater Technology, Inc.                                           47,972     348,756             0.0%
#*                Electro Scientific Industries, Inc.                                 287,568   2,007,225             0.0%
#*                Electronics for Imaging, Inc.                                       506,432  23,184,457             0.2%
#                 Emcore Corp.                                                        164,316   1,478,844             0.0%
#*                EnerNOC, Inc.                                                       280,545   1,585,079             0.0%
*                 Entegris, Inc.                                                      893,331  22,154,609             0.2%
*                 ePlus, Inc.                                                          95,710   6,819,338             0.1%
#*                Everi Holdings, Inc.                                                444,932   2,825,318             0.0%
                  Evolving Systems, Inc.                                                4,622      23,110             0.0%
*                 Exar Corp.                                                          508,081   6,610,134             0.1%
#*                ExlService Holdings, Inc.                                            11,835     564,648             0.0%
#*                Fabrinet                                                            448,918  15,563,987             0.2%
#*                FARO Technologies, Inc.                                             114,412   4,193,200             0.1%
#*                Finisar Corp.                                                       770,219  17,591,802             0.2%
#*                First Solar, Inc.                                                   265,295   7,839,467             0.1%
#*                Fitbit, Inc. Class A                                                225,609   1,290,483             0.0%
*                 Flex, Ltd.                                                          229,790   3,552,553             0.0%
#*                FORM Holdings Corp.                                                   5,552       9,494             0.0%
*                 FormFactor, Inc.                                                    558,022   6,194,044             0.1%
*                 Frequency Electronics, Inc.                                          34,922     366,681             0.0%
*                 GSE Systems, Inc.                                                    70,034     238,116             0.0%
#*                GSI Technology, Inc.                                                107,796     865,602             0.0%
#*                Harmonic, Inc.                                                    1,068,953   6,199,927             0.1%
*                 ID Systems, Inc.                                                     48,928     321,457             0.0%
*                 IEC Electronics Corp.                                                 4,622      17,841             0.0%
*                 II-VI, Inc.                                                         498,818  16,535,817             0.2%
#*                Immersion Corp.                                                       1,280      11,226             0.0%
#*                Infinera Corp.                                                      332,796   3,301,336             0.0%
#*                Inseego Corp.                                                        56,226     120,324             0.0%
*                 Insight Enterprises, Inc.                                           219,712   9,249,875             0.1%
#*                Internap Corp.                                                       65,848     204,129             0.0%
*                 inTEST Corp.                                                         12,894      89,613             0.0%
*                 Intevac, Inc.                                                       102,957   1,312,702             0.0%
*                 IntriCon Corp.                                                       10,021      89,187             0.0%
#*                InvenSense, Inc.                                                    126,063   1,621,170             0.0%
*                 Iteris, Inc.                                                         21,052     111,365             0.0%
#*                Itron, Inc.                                                          95,439   6,189,219             0.1%
                  IXYS Corp.                                                          218,590   3,049,331             0.0%
#                 Jabil Circuit, Inc.                                               1,475,340  42,814,367             0.5%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Information Technology -- (Continued)
*                 Key Tronic Corp.                                                     59,243 $   466,242             0.0%
*                 Kimball Electronics, Inc.                                           164,047   2,829,811             0.0%
#*                Knowles Corp.                                                       446,328   7,913,395             0.1%
#*                Kopin Corp.                                                         116,477     475,226             0.0%
*                 Kulicke & Soffa Industries, Inc.                                    423,399   9,450,266             0.1%
*                 KVH Industries, Inc.                                                122,864     982,912             0.0%
*                 Lantronix, Inc.                                                      17,484      48,955             0.0%
*                 Lattice Semiconductor Corp.                                         503,687   3,455,293             0.0%
*                 Leaf Group, Ltd.                                                    226,918   1,894,765             0.0%
*                 Lightpath Technologies, Inc. Class A                                 20,567      55,531             0.0%
*                 Limelight Networks, Inc.                                            481,406   1,511,615             0.0%
*                 Liquidity Services, Inc.                                            155,649   1,214,062             0.0%
                  ManTech International Corp. Class A                                 191,081   6,783,376             0.1%
*                 Marchex, Inc. Class B                                               235,958     639,446             0.0%
                  Marvell Technology Group, Ltd.                                    2,487,280  37,358,946             0.4%
#*                Maxwell Technologies, Inc.                                           60,404     368,464             0.0%
#*                Meet Group, Inc.(The)                                               808,879   4,820,919             0.1%
                  Methode Electronics, Inc.                                           263,756  11,750,330             0.1%
                  MKS Instruments, Inc.                                               385,396  30,157,237             0.3%
#                 MOCON, Inc.                                                          12,854     383,692             0.0%
#*                ModusLink Global Solutions, Inc.                                    329,635     557,083             0.0%
                  Monotype Imaging Holdings, Inc.                                      43,217     879,466             0.0%
*                 MRV Communications, Inc.                                              1,100      10,450             0.0%
#                 MTS Systems Corp.                                                    42,153   1,958,007             0.0%
*                 Nanometrics, Inc.                                                   114,233   3,604,622             0.0%
*                 Napco Security Technologies, Inc.                                    72,329     766,687             0.0%
*                 NCI, Inc. Class A                                                    29,305     435,179             0.0%
#*                NeoPhotonics Corp.                                                  528,509   4,101,230             0.1%
#*                NETGEAR, Inc.                                                       396,323  18,686,629             0.2%
#*                Netscout Systems, Inc.                                              220,061   8,285,297             0.1%
#                 Network-1 Technologies, Inc.                                         25,472     122,266             0.0%
#*                NeuStar, Inc. Class A                                                 2,247      74,600             0.0%
*                 Novanta, Inc.                                                       115,376   3,236,297             0.0%
#*                Numerex Corp. Class A                                                 3,402      15,309             0.0%
*                 ON Semiconductor Corp.                                              333,536   4,729,540             0.1%
*                 Optical Cable Corp.                                                  28,064      84,192             0.0%
#*                OSI Systems, Inc.                                                   221,373  17,134,270             0.2%
*                 PAR Technology Corp.                                                 61,546     526,218             0.0%
                  Park Electrochemical Corp.                                          157,595   2,729,545             0.0%
                  PC Connection, Inc.                                                 122,692   3,526,168             0.0%
                  PC-Tel, Inc.                                                         42,442     328,501             0.0%
#*                PCM, Inc.                                                            97,049   2,445,635             0.0%
*                 Perceptron, Inc.                                                     46,051     390,512             0.0%
*                 Perficient, Inc.                                                    303,909   5,294,095             0.1%
#*                PFSweb, Inc.                                                          1,588      11,624             0.0%
*                 Photronics, Inc.                                                    415,261   4,775,502             0.1%
*                 Plexus Corp.                                                        309,694  16,100,991             0.2%
*                 PRGX Global, Inc.                                                    43,665     286,006             0.0%
                  Progress Software Corp.                                             304,804   9,058,775             0.1%
#*                Qorvo, Inc.                                                          73,944   5,030,410             0.1%
*                 Qualstar Corp.                                                        5,566      39,463             0.0%
*                 QuinStreet, Inc.                                                      8,546      38,286             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Information Technology -- (Continued)
*                 Qumu Corp.                                                           42,582 $   114,546             0.0%
#*                Radisys Corp.                                                       245,912     986,107             0.0%
*                 Rambus, Inc.                                                        539,775   6,757,983             0.1%
*                 RealNetworks, Inc.                                                  213,109     973,908             0.0%
                  Reis, Inc.                                                           55,573   1,044,772             0.0%
                  Relm Wireless Corp.                                                   8,250      41,663             0.0%
*                 RetailMeNot, Inc.                                                   254,588   2,953,221             0.0%
#                 RF Industries, Ltd.                                                  30,109      48,174             0.0%
                  Richardson Electronics, Ltd.                                         74,071     442,945             0.0%
*                 Rightside Group, Ltd.                                                 5,006      50,260             0.0%
*                 Rogers Corp.                                                        173,745  17,885,310             0.2%
*                 Rubicon Project, Inc. (The)                                          69,934     399,323             0.0%
*                 Rudolph Technologies, Inc.                                          381,489   9,346,481             0.1%
*                 Sanmina Corp.                                                       486,374  18,117,432             0.2%
*                 ScanSource, Inc.                                                    193,624   7,648,148             0.1%
*                 Seachange International, Inc.                                       252,768     636,975             0.0%
#*                ServiceSource International, Inc.                                     5,826      21,906             0.0%
*                 ShoreTel, Inc.                                                      388,113   2,542,140             0.0%
*                 Sigma Designs, Inc.                                                 346,442   2,147,940             0.0%
*                 SMTC Corp.                                                           30,286      39,220             0.0%
#*                SolarEdge Technologies, Inc.                                         63,165   1,020,115             0.0%
*                 Sonus Networks, Inc.                                                244,996   1,881,569             0.0%
*                 StarTek, Inc.                                                        60,586     550,121             0.0%
*                 Stratasys, Ltd.                                                      93,809   2,322,711             0.0%
#*                Super Micro Computer, Inc.                                          354,212   8,642,773             0.1%
*                 Sykes Enterprises, Inc.                                             415,261  12,378,930             0.1%
*                 Synacor, Inc.                                                        15,816      56,147             0.0%
#*                Synaptics, Inc.                                                     158,973   8,706,951             0.1%
*                 Synchronoss Technologies, Inc.                                      202,447   3,239,152             0.0%
#                 SYNNEX Corp.                                                        214,418  23,249,344             0.3%
                  Systemax, Inc.                                                       78,450   1,038,678             0.0%
*                 Tangoe, Inc.                                                         94,267     605,194             0.0%
#*                Tech Data Corp.                                                     386,025  36,923,291             0.4%
*                 TechTarget, Inc.                                                    104,266     964,461             0.0%
*                 Telenav, Inc.                                                        95,215     828,371             0.0%
                  Tessco Technologies, Inc.                                            40,495     566,930             0.0%
                  TiVo Corp.                                                        1,002,844  19,806,169             0.2%
*                 Tremor Video, Inc.                                                   34,775      77,896             0.0%
*                 Trio-Tech International                                                 979       4,033             0.0%
#*                TTM Technologies, Inc.                                              763,588  12,774,827             0.1%
*                 Ultra Clean Holdings, Inc.                                          315,277   6,065,930             0.1%
*                 Ultratech, Inc.                                                     273,254   8,339,712             0.1%
*                 Universal Security Instruments, Inc.                                  1,353       3,991             0.0%
#*                VASCO Data Security International, Inc.                              85,061   1,148,324             0.0%
#*                Veeco Instruments, Inc.                                             125,931   4,155,723             0.1%
#*                VeriFone Systems, Inc.                                              809,251  15,003,514             0.2%
*                 Verint Systems, Inc.                                                221,353   8,699,173             0.1%
#*                Viavi Solutions, Inc.                                               709,147   7,091,470             0.1%
#*                Virtusa Corp.                                                        75,009   2,323,779             0.0%
#                 Vishay Intertechnology, Inc.                                        900,924  14,730,107             0.2%
*                 Vishay Precision Group, Inc.                                         57,269     985,027             0.0%
                  Wayside Technology Group, Inc.                                       15,325     322,591             0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
Information Technology -- (Continued)
*                 Wireless Telecom Group, Inc.                                         10,991 $       17,586             0.0%
*                 Xcerra Corp.                                                        316,628      3,102,954             0.0%
                  Xerox Corp.                                                       1,438,650     10,343,894             0.1%
*                 XO Group, Inc.                                                      131,086      2,300,559             0.0%
*                 YuMe, Inc.                                                           26,059        108,405             0.0%
*                 Zedge, Inc. Class B                                                  17,667         54,238             0.0%
#*                Zynga, Inc. Class A                                               7,571,957     21,882,956             0.2%
                                                                                              -------------- ---------------
Total Information Technology                                                                   1,239,360,250            12.8%
                                                                                              -------------- ---------------
Materials -- (4.6%)
                  A Schulman, Inc.                                                    131,260      4,154,379             0.0%
*                 AdvanSix, Inc.                                                        3,130         85,324             0.0%
#*                AgroFresh Solutions, Inc.                                             9,209         51,663             0.0%
#                 Allegheny Technologies, Inc.                                        389,644      7,149,967             0.1%
#                 American Vanguard Corp.                                             220,505      3,693,459             0.0%
                  Ampco-Pittsburgh Corp.                                               43,482        632,663             0.0%
*                 Boise Cascade Co.                                                   250,112      7,628,416             0.1%
                  Cabot Corp.                                                         172,816     10,401,795             0.1%
                  Calgon Carbon Corp.                                                 431,869      6,283,694             0.1%
#                 Carpenter Technology Corp.                                          413,309     16,780,345             0.2%
#*                Century Aluminum Co.                                                607,971      8,292,724             0.1%
#                 CF Industries Holdings, Inc.                                        434,775     11,625,884             0.1%
#                 Chase Corp.                                                             305         31,263             0.0%
*                 Clearwater Paper Corp.                                              152,865      7,429,239             0.1%
*                 Coeur Mining, Inc.                                                  283,731      2,570,603             0.0%
#                 Commercial Metals Co.                                               756,193     14,095,438             0.1%
*                 Core Molding Technologies, Inc.                                      41,394        818,773             0.0%
                  Domtar Corp.                                                        551,296     21,858,886             0.2%
#                 Ferroglobe P.L.C.                                                   196,689      1,898,049             0.0%
#*                Flexible Solutions International, Inc.                               10,090         15,740             0.0%
                  Friedman Industries, Inc.                                            53,168        329,642             0.0%
                  FutureFuel Corp.                                                    205,251      3,173,180             0.0%
#                 Gold Resource Corp.                                                  30,244         99,805             0.0%
                  Greif, Inc. Class A                                                 174,575     10,233,587             0.1%
                  Greif, Inc. Class B                                                   2,072        139,549             0.0%
*                 Handy & Harman, Ltd.                                                  2,054         55,972             0.0%
                  Hawkins, Inc.                                                        36,476      1,863,924             0.0%
                  Haynes International, Inc.                                           77,740      3,287,625             0.0%
#                 HB Fuller Co.                                                       483,861     25,562,377             0.3%
#                 Hecla Mining Co.                                                  3,803,468     20,728,901             0.2%
                  Huntsman Corp.                                                    1,015,899     25,163,818             0.3%
                  Innophos Holdings, Inc.                                             151,477      7,261,807             0.1%
                  Innospec, Inc.                                                      260,877     17,217,882             0.2%
#*                Intrepid Potash, Inc.                                               185,609        335,952             0.0%
#                 Kaiser Aluminum Corp.                                                90,908      7,673,544             0.1%
                  KapStone Paper and Packaging Corp.                                  947,233     19,977,144             0.2%
                  KMG Chemicals, Inc.                                                  55,966      2,941,013             0.0%
*                 Kraton Corp.                                                        289,531      9,470,559             0.1%
#                 Kronos Worldwide, Inc.                                                3,274         57,361             0.0%
*                 Louisiana-Pacific Corp.                                             356,895      9,186,477             0.1%
#*                LSB Industries, Inc.                                                131,161      1,445,394             0.0%
                  Materion Corp.                                                      133,128      5,065,520             0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
Materials -- (Continued)
#*                McEwen Mining, Inc.                                                   61,134 $    185,847             0.0%
                  Mercer International, Inc.                                           369,229    4,504,594             0.1%
                  Minerals Technologies, Inc.                                          226,484   17,824,291             0.2%
*                 Northern Technologies International Corp.                              6,062       94,264             0.0%
#                 Olin Corp.                                                         1,184,056   38,043,719             0.4%
                  Olympic Steel, Inc.                                                   74,977    1,690,731             0.0%
                  PH Glatfelter Co.                                                    268,964    5,785,416             0.1%
#*                Platform Specialty Products Corp.                                    667,900    9,464,143             0.1%
#                 Rayonier Advanced Materials, Inc.                                    123,321    1,634,003             0.0%
#*                Real Industry, Inc.                                                    3,853       10,018             0.0%
                  Reliance Steel & Aluminum Co.                                        819,428   64,587,315             0.7%
*                 Resolute Forest Products, Inc.                                       277,308    1,733,175             0.0%
                  Schnitzer Steel Industries, Inc. Class A                             335,227    6,335,790             0.1%
                  Schweitzer-Mauduit International, Inc.                               268,139   11,543,384             0.1%
                  Stepan Co.                                                           157,774   13,379,235             0.1%
*                 Stillwater Mining Co.                                                953,087   17,136,504             0.2%
*                 SunCoke Energy, Inc.                                                 645,466    5,918,923             0.1%
#*                Synalloy Corp.                                                        28,434      368,220             0.0%
#*                TimkenSteel Corp.                                                    287,333    4,332,982             0.0%
#*                Trecora Resources                                                     84,591      934,731             0.0%
                  Tredegar Corp.                                                        94,452    1,619,852             0.0%
#                 Tronox, Ltd. Class A                                                 412,178    6,805,059             0.1%
#*                UFP Technologies, Inc.                                                 4,256      113,635             0.0%
#                 United States Lime & Minerals, Inc.                                   23,849    1,886,933             0.0%
#                 United States Steel Corp.                                            276,104    6,162,641             0.1%
#*                Universal Stainless & Alloy Products, Inc.                            42,013      758,335             0.0%
*                 Verso Corp. Class A                                                    3,375       20,486             0.0%
#                 Westlake Chemical Corp.                                               15,744      980,064             0.0%
                  Worthington Industries, Inc.                                          18,433      801,836             0.0%
                                                                                               ------------ ---------------
Total Materials                                                                                 521,425,463             5.4%
                                                                                               ------------ ---------------
Real Estate -- (0.4%)
                  Alexander & Baldwin, Inc.                                            382,922   17,618,241             0.2%
                  Consolidated-Tomoka Land Co.                                          19,299    1,046,585             0.0%
*                 Forestar Group, Inc.                                                 313,088    4,430,195             0.1%
#*                FRP Holdings, Inc.                                                    15,886      678,332             0.0%
                  Griffin Industrial Realty, Inc.                                       10,781      326,341             0.0%
                  Jones Lang LaSalle, Inc.                                              33,776    3,879,511             0.1%
#                 Kennedy-Wilson Holdings, Inc.                                        100,379    2,047,732             0.0%
                  RE/MAX Holdings, Inc. Class A                                         37,398    2,212,092             0.0%
                  Realogy Holdings Corp.                                               422,526   12,908,169             0.1%
#*                St Joe Co. (The)                                                      89,803    1,571,552             0.0%
                  Stratus Properties, Inc.                                               6,756      201,667             0.0%
*                 Tejon Ranch Co.                                                       13,832      316,753             0.0%
*                 Transcontinental Realty Investors, Inc.                                  800       16,296             0.0%
*                 Trinity Place Holdings, Inc.                                          37,307      265,999             0.0%
                                                                                               ------------ ---------------
Total Real Estate                                                                                47,519,465             0.5%
                                                                                               ------------ ---------------
Telecommunication Services -- (0.8%)
*                 Alaska Communications Systems Group, Inc.                            107,597      252,853             0.0%
                  ATN International, Inc.                                               83,059    5,746,852             0.1%
#                 Frontier Communications Corp.                                     10,593,249   19,915,308             0.2%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                                      SHARES        VALUE+      OF NET ASSETS**
                                                                                    ----------- --------------- ---------------
Telecommunication Services -- (Continued)
*                 General Communication, Inc. Class A                                   133,028 $     4,980,568             0.1%
*                 Hawaiian Telcom Holdco, Inc.                                           14,149         360,092             0.0%
#*                IDT Corp. Class B                                                     103,315       1,569,355             0.0%
#*                Iridium Communications, Inc.                                          320,634       3,398,720             0.1%
#*                Lumos Networks Corp.                                                  181,415       3,249,143             0.0%
#*                NII Holdings, Inc.                                                     29,192          25,187             0.0%
#*                ORBCOMM, Inc.                                                         805,387       7,763,931             0.1%
#*                pdvWireless, Inc.                                                         441          11,312             0.0%
#                 Shenandoah Telecommunications Co.                                      53,515       1,712,480             0.0%
                  Spok Holdings, Inc.                                                   140,462       2,521,293             0.0%
                  Telephone & Data Systems, Inc.                                        809,756      22,235,900             0.2%
*                 United States Cellular Corp.                                          207,838       8,143,093             0.1%
                  Windstream Holdings, Inc.                                             609,578       3,364,870             0.0%
                                                                                                --------------- ---------------
Total Telecommunication Services                                                                     85,250,957             0.9%
                                                                                                --------------- ---------------
Utilities -- (0.4%)
#*                Calpine Corp.                                                       1,952,203      19,912,470             0.2%
                  Consolidated Water Co., Ltd.                                           32,635         385,093             0.0%
#*                Dynegy, Inc.                                                        1,104,809       7,092,874             0.1%
                  Genie Energy, Ltd. Class B                                             80,787         642,257             0.0%
#                 NRG Energy, Inc.                                                      329,796       5,573,552             0.1%
                  Ormat Technologies, Inc.                                              168,279       9,938,558             0.1%
                                                                                                --------------- ---------------
Total Utilities                                                                                      43,544,804             0.5%
                                                                                                --------------- ---------------
TOTAL COMMON STOCKS                                                                               9,541,382,729            98.9%
                                                                                                --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
(degree)*         Capital Bank Corp. Contingent Value Rights                                200              --             0.0%
                                                                                                --------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                       9,541,382,729
                                                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (1.2%)
                  State Street Institutional U.S. Government Money Market Fund,
                    0.680%                                                          134,136,158     134,136,158             1.4%
                                                                                                --------------- ---------------
SECURITIES LENDING COLLATERAL -- (15.0%)
(S)@              DFA Short Term Investment Fund                                    147,224,651   1,703,830,892            17.6%
                                                                                                --------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $9,616,092,312)                                             $11,379,349,779           117.9%
                                                                                                =============== ===============

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  -----------------------------------------------------
                                                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                                  -------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary                                         $1,423,271,725 $    1,242,761      -- $ 1,424,514,486
   Consumer Staples                                                  251,338,368             --      --     251,338,368
   Energy                                                            813,272,234             --      --     813,272,234
   Financials                                                      2,529,762,503             --      --   2,529,762,503
   Health Care                                                       486,437,667             --      --     486,437,667
   Industrials                                                     2,098,956,532             --      --   2,098,956,532
   Information Technology                                          1,239,360,250             --      --   1,239,360,250
   Materials                                                         521,425,463             --      --     521,425,463
   Real Estate                                                        47,519,465             --      --      47,519,465
   Telecommunication Services                                         85,250,957             --      --      85,250,957
   Utilities                                                          43,544,804             --      --      43,544,804
Temporary Cash Investments                                           134,136,158             --      --     134,136,158
Securities Lending Collateral                                                 --  1,703,830,892      --   1,703,830,892
Futures Contracts**                                                      517,857             --      --         517,857
                                                                  -------------- -------------- ------- ---------------
TOTAL                                                             $9,674,793,983 $1,705,073,653      -- $11,379,867,636
                                                                  ============== ============== ======= ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                        U.S. SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
COMMON STOCKS -- (87.5%)
Consumer Discretionary -- (13.4%)
#*                1-800-Flowers.com, Inc. Class A                                     206,414 $ 2,218,950             0.0%
                  A.H. Belo Corp. Class A                                             378,346   2,364,662             0.0%
#                 Aaron's, Inc.                                                     2,630,659  94,545,884             0.7%
#                 Abercrombie & Fitch Co. Class A                                   2,638,236  31,632,450             0.2%
#                 AMC Entertainment Holdings, Inc. Class A                            145,282   4,402,045             0.0%
                  AMCON Distributing Co.                                                3,858     367,474             0.0%
*                 American Axle & Manufacturing Holdings, Inc.                         18,809     330,850             0.0%
#                 American Eagle Outfitters, Inc.                                      27,011     380,585             0.0%
*                 American Public Education, Inc.                                     240,766   5,320,929             0.0%
#*                Ascena Retail Group, Inc.                                         6,449,621  25,218,018             0.2%
#*                Ascent Capital Group, Inc. Class A                                  294,169   3,768,305             0.0%
#*                AV Homes, Inc.                                                      329,353   5,780,145             0.0%
*                 Ballantyne Strong, Inc.                                             300,936   1,895,897             0.0%
#*                Barnes & Noble Education, Inc.                                    1,521,911  15,843,094             0.1%
#                 Barnes & Noble, Inc.                                              2,594,280  22,181,094             0.2%
                  Bassett Furniture Industries, Inc.                                  198,342   5,960,177             0.0%
                  BBX Capital Corp.                                                   390,422   2,654,870             0.0%
#                 Beasley Broadcast Group, Inc. Class A                                75,568     993,719             0.0%
*                 Belmond, Ltd. Class A                                             3,344,011  41,465,736             0.3%
#                 Big 5 Sporting Goods Corp.                                          639,311   9,845,389             0.1%
#*                Biglari Holdings, Inc.                                                4,918   2,098,166             0.0%
#*                Boot Barn Holdings, Inc.                                            175,720   1,864,389             0.0%
#*                Bravo Brio Restaurant Group, Inc.                                    41,758     202,526             0.0%
#*                Bridgepoint Education, Inc.                                         106,143   1,294,945             0.0%
#*                Build-A-Bear Workshop, Inc.                                         268,321   2,790,538             0.0%
#*                Cabela's, Inc.                                                       57,777   3,154,624             0.0%
#                 CalAtlantic Group, Inc.                                             151,733   5,495,769             0.0%
#                 Caleres, Inc.                                                       664,616  19,154,233             0.1%
                  Callaway Golf Co.                                                   516,255   6,117,622             0.1%
*                 Cambium Learning Group, Inc.                                        142,375     693,366             0.0%
                  Canterbury Park Holding Corp.                                        15,171     153,986             0.0%
#*                Career Education Corp.                                              546,151   5,543,433             0.0%
#                 Carriage Services, Inc.                                             198,920   5,440,462             0.0%
#                 Cato Corp. (The) Class A                                            263,604   5,946,906             0.0%
*                 Century Casinos, Inc.                                               107,622     885,729             0.0%
#*                Century Communities, Inc.                                           373,643  10,200,454             0.1%
#*                Christopher & Banks Corp.                                           606,448     745,931             0.0%
                  Citi Trends, Inc.                                                   289,662   5,442,749             0.0%
#*                Conn's, Inc.                                                        302,361   5,321,554             0.0%
#*                Container Store Group, Inc. (The)                                   125,397     516,636             0.0%
#                 Cooper Tire & Rubber Co.                                            543,657  20,822,063             0.2%
#                 Core-Mark Holding Co., Inc.                                         342,812  12,005,276             0.1%
                  CSS Industries, Inc.                                                256,196   6,753,327             0.1%
*                 Cumulus Media, Inc. Class A                                          90,733      25,614             0.0%
#*                Deckers Outdoor Corp.                                               866,362  51,626,512             0.4%
#*                Del Frisco's Restaurant Group, Inc.                                 487,960   8,392,912             0.1%
#*                Del Taco Restaurants, Inc.                                          771,821  10,149,446             0.1%
#*                Delta Apparel, Inc.                                                 185,130   3,245,329             0.0%
*                 Destination Maternity Corp.                                         111,523     381,409             0.0%
#                 DeVry Education Group, Inc.                                       2,279,058  86,262,345             0.6%
#                 Dillard's, Inc. Class A                                             505,367  27,982,171             0.2%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*                 Dixie Group, Inc. (The)                                             357,179 $ 1,339,421             0.0%
                  Dover Motorsports, Inc.                                             319,398     654,766             0.0%
#                 Drive Shack, Inc.                                                   258,546   1,054,868             0.0%
#                 DSW, Inc. Class A                                                 1,296,216  26,727,974             0.2%
*                 El Pollo Loco Holdings, Inc.                                        208,693   2,619,097             0.0%
*                 Emerson Radio Corp.                                                 103,087     128,859             0.0%
*                 Emmis Communications Corp. Class A                                   19,841      53,174             0.0%
#                 Entercom Communications Corp. Class A                               525,483   6,647,360             0.1%
#                 Escalade, Inc.                                                       20,097     268,295             0.0%
#                 Ethan Allen Interiors, Inc.                                         112,077   3,339,895             0.0%
*                 EVINE Live, Inc.                                                     12,616      17,662             0.0%
#*                EW Scripps Co. (The) Class A                                      1,823,845  40,635,267             0.3%
#*                Express, Inc.                                                     2,161,365  18,652,580             0.1%
#                 Finish Line, Inc. (The) Class A                                     978,304  15,466,986             0.1%
                  Flanigan's Enterprises, Inc.                                          4,740     119,448             0.0%
#                 Flexsteel Industries, Inc.                                          202,808  10,773,161             0.1%
#*                Fossil Group, Inc.                                                1,013,759  17,487,343             0.1%
#                 Fred's, Inc. Class A                                                972,995  14,322,486             0.1%
#*                FTD Cos., Inc.                                                      781,688  15,633,760             0.1%
*                 Full House Resorts, Inc.                                              6,171      14,872             0.0%
#*                G-III Apparel Group, Ltd.                                           593,991  14,077,587             0.1%
#*                Gaia, Inc.                                                           59,089     647,025             0.0%
#                 GameStop Corp. Class A                                            2,544,660  57,738,335             0.4%
                  Gaming Partners International Corp.                                  23,164     230,713             0.0%
#                 Gannett Co., Inc.                                                 1,583,058  13,234,365             0.1%
#*                Genesco, Inc.                                                       608,216  32,417,913             0.2%
#*                Global Eagle Entertainment, Inc.                                    237,306     735,649             0.0%
#                 GNC Holdings, Inc. Class A                                          189,145   1,471,548             0.0%
                  Graham Holdings Co. Class B                                          50,669  30,487,537             0.2%
*                 Gray Television, Inc.                                             1,966,669  28,811,701             0.2%
*                 Gray Television, Inc. Class A                                        23,767     310,159             0.0%
*                 Green Brick Partners, Inc.                                          299,729   3,087,209             0.0%
#                 Group 1 Automotive, Inc.                                            711,767  49,076,335             0.4%
#                 Guess?, Inc.                                                      3,089,737  34,481,465             0.2%
*                 Harte-Hanks, Inc.                                                 1,219,432   1,658,428             0.0%
                  Haverty Furniture Cos., Inc.                                        546,976  13,482,958             0.1%
#                 Haverty Furniture Cos., Inc. Class A                                  5,701     141,100             0.0%
#*                Helen of Troy, Ltd.                                                 410,492  38,586,248             0.3%
*                 Hemisphere Media Group, Inc.                                         10,820     126,053             0.0%
#*                Hibbett Sports, Inc.                                                280,150   7,283,900             0.1%
#                 Hooker Furniture Corp.                                              284,047  12,341,842             0.1%
#*                Houghton Mifflin Harcourt Co.                                       715,093   8,223,569             0.1%
#*                Iconix Brand Group, Inc.                                          2,057,290  14,401,030             0.1%
#                 ILG, Inc.                                                         1,503,489  36,249,120             0.3%
                  International Speedway Corp. Class A                                126,122   4,679,126             0.0%
#*                Intrawest Resorts Holdings, Inc.                                     19,678     464,007             0.0%
*                 J Alexander's Holdings, Inc.                                         58,937     648,307             0.0%
#*                JAKKS Pacific, Inc.                                                 580,631   2,845,092             0.0%
#*                JC Penney Co., Inc.                                               1,963,115  10,561,559             0.1%
                  Johnson Outdoors, Inc. Class A                                      206,255   7,491,182             0.1%
*                 K12, Inc.                                                         1,030,097  19,417,328             0.1%
#                 KB Home                                                             262,298   5,403,339             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE+    OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*                Kirkland's, Inc.                                                     125,889 $ 1,480,455             0.0%
#*                Kona Grill, Inc.                                                      31,456     179,299             0.0%
*                 La Quinta Holdings, Inc.                                             467,701   6,599,261             0.1%
#*                Lakeland Industries, Inc.                                            158,882   1,692,093             0.0%
                  Libbey, Inc.                                                          94,714     994,497             0.0%
                  Liberty Tax, Inc.                                                     28,200     396,210             0.0%
#*                Liberty TripAdvisor Holdings, Inc. Class A                         1,864,923  27,414,368             0.2%
#*                Liberty Ventures Series A                                             75,663   4,074,453             0.0%
                  Lifetime Brands, Inc.                                                423,240   8,126,208             0.1%
*                 Lincoln Educational Services Corp.                                     3,900      11,232             0.0%
#*                Luby's, Inc.                                                         696,524   2,047,781             0.0%
#*                M/I Homes, Inc.                                                      692,910  18,819,436             0.1%
                  Marcus Corp. (The)                                                   555,377  18,771,743             0.1%
#*                MarineMax, Inc.                                                      632,360  12,868,526             0.1%
#                 Marriott Vacations Worldwide Corp.                                   735,327  81,018,329             0.6%
#*                McClatchy Co. (The) Class A                                          129,567   1,396,732             0.0%
#                 McRae Industries, Inc. Class A                                         4,660     140,965             0.0%
#                 MDC Holdings, Inc.                                                 1,636,852  50,758,781             0.4%
(degree)          Media General, Inc.                                                  564,216   1,072,010             0.0%
#                 Meredith Corp.                                                       202,172  11,837,171             0.1%
#*                Meritage Homes Corp.                                               1,426,415  55,558,864             0.4%
#*                Modine Manufacturing Co.                                           1,121,225  13,566,822             0.1%
#                 Movado Group, Inc.                                                   465,183  10,885,282             0.1%
#                 NACCO Industries, Inc. Class A                                       141,236  11,955,627             0.1%
#*                Nevada Gold & Casinos, Inc.                                           83,887     187,907             0.0%
#*                New Home Co., Inc. (The)                                              64,760     755,102             0.0%
#                 New Media Investment Group, Inc.                                     797,025  10,488,849             0.1%
#*                New York & Co., Inc.                                                 203,180     339,311             0.0%
                  Nobility Homes, Inc.                                                   1,994      31,655             0.0%
#                 Office Depot, Inc.                                                10,724,874  53,302,624             0.4%
                  P&F Industries, Inc. Class A                                          21,837     150,457             0.0%
#*                Party City Holdco, Inc.                                               29,780     476,480             0.0%
#                 Penske Automotive Group, Inc.                                        320,980  15,313,956             0.1%
#*                Perfumania Holdings, Inc.                                             89,183      93,642             0.0%
#*                Perry Ellis International, Inc.                                      461,397   9,467,866             0.1%
#                 Pier 1 Imports, Inc.                                               1,119,378   7,544,608             0.1%
*                 QEP Co., Inc.                                                         40,516     931,463             0.0%
#*                Radio One, Inc. Class D                                              455,024   1,365,072             0.0%
                  RCI Hospitality Holdings, Inc.                                       322,238   5,362,040             0.0%
#*                Reading International, Inc. Class A                                   12,431     195,540             0.0%
#*                Red Lion Hotels Corp.                                                562,989   3,659,428             0.0%
#*                Red Robin Gourmet Burgers, Inc.                                      273,406  16,062,602             0.1%
#*                Regis Corp.                                                        1,504,211  16,410,942             0.1%
#*                RH                                                                    41,675   1,999,150             0.0%
                  Rocky Brands, Inc.                                                   208,752   2,964,278             0.0%
#*                Ruby Tuesday, Inc.                                                   198,751     506,815             0.0%
#                 Saga Communications, Inc. Class A                                    153,032   7,842,890             0.1%
                  Salem Media Group, Inc.                                              202,370   1,548,130             0.0%
#                 Scholastic Corp.                                                   1,237,437  53,494,401             0.4%
#*                Sequential Brands Group, Inc.                                        108,293     364,947             0.0%
*                 Shiloh Industries, Inc.                                              357,848   4,401,530             0.0%
#                 Shoe Carnival, Inc.                                                  526,216  13,350,100             0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
Consumer Discretionary -- (Continued)
#                 Sonic Automotive, Inc. Class A                                      821,025 $   16,092,090             0.1%
#                 Spartan Motors, Inc.                                                897,675      7,405,819             0.1%
                  Speedway Motorsports, Inc.                                        1,026,471     18,527,802             0.1%
#                 Stage Stores, Inc.                                                  961,092      2,767,945             0.0%
                  Standard Motor Products, Inc.                                       142,791      7,258,067             0.1%
                  Stanley Furniture Co., Inc.                                          18,060         20,588             0.0%
#                 Stein Mart, Inc.                                                    299,219        739,071             0.0%
#                 Strattec Security Corp.                                              84,622      2,720,597             0.0%
#                 Superior Industries International, Inc.                             767,644     16,696,257             0.1%
#                 Superior Uniform Group, Inc.                                        247,543      4,515,184             0.0%
#*                Sypris Solutions, Inc.                                              169,343        181,197             0.0%
*                 Taylor Morrison Home Corp. Class A                                1,059,232     24,468,259             0.2%
#                 Tilly's, Inc. Class A                                               376,692      3,601,176             0.0%
#                 Time, Inc.                                                          666,459     10,130,177             0.1%
*                 TopBuild Corp.                                                      955,846     48,929,757             0.4%
*                 Townsquare Media, Inc. Class A                                       70,982        858,882             0.0%
*                 Trans World Entertainment Corp.                                     634,593      1,205,727             0.0%
#*                TRI Pointe Group, Inc.                                            5,761,788     71,734,261             0.5%
                  Tribune Media Co. Class A                                           680,926     24,894,655             0.2%
#*                Tuesday Morning Corp.                                             1,477,549      4,802,034             0.0%
#*                UCP, Inc. Class A                                                   163,328      1,870,106             0.0%
#*                Unifi, Inc.                                                         439,393     12,333,762             0.1%
#                 Universal Technical Institute, Inc.                                 135,079        488,986             0.0%
#*                Vera Bradley, Inc.                                                  431,734      3,950,366             0.0%
#*                Vince Holding Corp.                                                  15,534         15,534             0.0%
#*                Vista Outdoor, Inc.                                                 884,096     17,292,918             0.1%
#*                Vitamin Shoppe, Inc.                                                465,758      8,989,129             0.1%
#*                VOXX International Corp.                                            616,955      4,010,207             0.0%
*                 West Marine, Inc.                                                   670,838      7,352,384             0.1%
#                 Weyco Group, Inc.                                                    30,959        865,614             0.0%
#*                William Lyon Homes Class A                                          974,864     21,447,008             0.2%
                  Winnebago Industries, Inc.                                           19,269        553,020             0.0%
#                 Wolverine World Wide, Inc.                                          684,166     16,495,242             0.1%
#*                ZAGG, Inc.                                                          656,573      4,661,668             0.0%
#*                Zumiez, Inc.                                                        539,434      9,682,840             0.1%
                                                                                              -------------- ---------------
Total Consumer Discretionary                                                                   2,162,485,957            15.1%
                                                                                              -------------- ---------------
Consumer Staples -- (4.1%)
#                 Alico, Inc.                                                          19,360        579,832             0.0%
#*                Alliance One International, Inc.                                    253,437      3,484,759             0.0%
#                 Andersons, Inc. (The)                                               719,022     26,855,472             0.2%
#*                Bridgford Foods Corp.                                                37,720        468,482             0.0%
*                 CCA Industries, Inc.                                                 28,497         91,903             0.0%
#*                Central Garden & Pet Co.                                            320,614     12,119,209             0.1%
*                 Central Garden & Pet Co. Class A                                  1,004,101     35,374,478             0.3%
#*                Chefs' Warehouse, Inc. (The)                                          5,253         71,703             0.0%
*                 Coffee Holding Co., Inc.                                              1,109          5,456             0.0%
#*                Darling Ingredients, Inc.                                         6,016,808     91,034,305             0.6%
#                 Fresh Del Monte Produce, Inc.                                     1,805,623    110,684,690             0.8%
#*                Hostess Brands, Inc.                                                140,988      2,416,534             0.0%
#                 Ingles Markets, Inc. Class A                                        300,053     14,012,475             0.1%
#*                Inventure Foods, Inc.                                                 3,700         13,690             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Consumer Staples -- (Continued)
#                 John B. Sanfilippo & Son, Inc.                                      200,294 $ 14,721,609             0.1%
#*                Landec Corp.                                                        726,186    9,985,058             0.1%
#                 Mannatech, Inc.                                                       6,862      107,390             0.0%
#*                Natural Alternatives International, Inc.                            162,247    1,581,908             0.0%
#*                Natural Grocers by Vitamin Cottage, Inc.                             66,101      723,145             0.0%
                  Nature's Sunshine Products, Inc.                                      4,707       47,541             0.0%
                  Nutraceutical International Corp.                                   186,517    5,912,589             0.0%
#                 Oil-Dri Corp. of America                                             72,862    2,964,755             0.0%
                  Omega Protein Corp.                                                 627,152   12,637,113             0.1%
#                 Orchids Paper Products Co.                                           11,505      280,147             0.0%
#                 Sanderson Farms, Inc.                                               277,230   32,097,689             0.2%
#                 Seaboard Corp.                                                       18,363   77,749,126             0.5%
*                 Seneca Foods Corp. Class A                                          199,383    7,417,048             0.1%
*                 Seneca Foods Corp. Class B                                           24,020      972,810             0.0%
#*                Smart & Final Stores, Inc.                                          478,587    5,647,327             0.0%
#                 Snyder's-Lance, Inc.                                                747,596   26,360,235             0.2%
#                 SpartanNash Co.                                                   1,041,123   38,313,326             0.3%
#*                United Natural Foods, Inc.                                        1,261,080   52,372,652             0.4%
#                 Universal Corp.                                                     835,660   61,379,227             0.4%
#                 Village Super Market, Inc. Class A                                  147,345    3,888,435             0.0%
#                 Weis Markets, Inc.                                                  242,894   14,041,702             0.1%
                                                                                              ------------ ---------------
Total Consumer Staples                                                                         666,413,820             4.6%
                                                                                              ------------ ---------------
Energy -- (8.2%)
#                 Adams Resources & Energy, Inc.                                      110,940    4,506,383             0.0%
#                 Alon USA Energy, Inc.                                             2,404,612   29,071,759             0.2%
                  Archrock, Inc.                                                    2,439,471   28,785,758             0.2%
#                 Ardmore Shipping Corp.                                              182,833    1,416,956             0.0%
#*                Atwood Oceanics, Inc.                                             1,993,299   15,607,531             0.1%
#*                Barnwell Industries, Inc.                                           129,349      247,057             0.0%
#*                Bill Barrett Corp.                                                1,911,147    7,338,804             0.1%
#                 Bristow Group, Inc.                                               1,342,922   17,954,867             0.1%
#*                Callon Petroleum Co.                                                394,868    4,675,237             0.0%
#*                Clean Energy Fuels Corp.                                          2,154,138    5,256,097             0.0%
#*                Cloud Peak Energy, Inc.                                           1,768,860    5,961,058             0.1%
#*                CONSOL Energy, Inc.                                               1,647,256   25,005,346             0.2%
#*                Contango Oil & Gas Co.                                               97,125      695,415             0.0%
#                 CVR Energy, Inc.                                                     25,677      562,070             0.0%
#*                Dawson Geophysical Co.                                              456,375    2,295,566             0.0%
#                 Delek US Holdings, Inc.                                           2,442,436   58,789,435             0.4%
#                 DHT Holdings, Inc.                                                3,281,751   15,719,587             0.1%
#*                Diamond Offshore Drilling, Inc.                                     556,056    8,018,328             0.1%
#*                Dorian LPG, Ltd.                                                    686,324    6,238,685             0.1%
#*                Dril-Quip, Inc.                                                     701,859   36,180,831             0.3%
*                 Eclipse Resources Corp.                                             179,799      361,396             0.0%
#                 Ensco P.L.C. Class A                                              1,076,481    8,493,435             0.1%
#*                EP Energy Corp. Class A                                             144,288      652,182             0.0%
#*                Era Group, Inc.                                                     745,553    9,475,979             0.1%
*                 Exterran Corp.                                                    1,261,428   34,525,284             0.2%
#                 Frank's International NV                                             23,674      215,433             0.0%
#                 GasLog, Ltd.                                                        638,880    8,944,320             0.1%
#*                Gastar Exploration, Inc.                                              8,001       10,481             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS**
                                                                        ---------- -------------- ---------------
Energy -- (Continued)
#     Green Plains, Inc.                                                 1,201,285 $   27,629,555             0.2%
      Gulf Island Fabrication, Inc.                                        399,386      3,973,891             0.0%
#     Hallador Energy Co.                                                  328,493      2,197,618             0.0%
#*    Helix Energy Solutions Group, Inc.                                 1,671,558     10,229,935             0.1%
#*    Hornbeck Offshore Services, Inc.                                   1,090,197      3,717,572             0.0%
*     Independence Contract Drilling, Inc.                                 195,452        901,034             0.0%
*     International Seaways, Inc.                                          149,431      2,888,501             0.0%
#*    ION Geophysical Corp.                                                 10,650         45,795             0.0%
#*    Jones Energy, Inc. Class A                                            44,813         89,626             0.0%
#*    Matrix Service Co.                                                   402,223      4,726,120             0.0%
#*    McDermott International, Inc.                                      7,724,202     50,516,281             0.4%
*     Mitcham Industries, Inc.                                             311,858      1,481,326             0.0%
#     Nabors Industries, Ltd.                                            6,698,859     69,266,202             0.5%
*     Natural Gas Services Group, Inc.                                     391,873     10,737,320             0.1%
#*    Newpark Resources, Inc.                                              751,763      5,750,987             0.0%
#     Noble Corp. P.L.C.                                                 8,721,988     41,865,542             0.3%
#*    Northern Oil and Gas, Inc.                                            47,576        107,046             0.0%
#*    Oasis Petroleum, Inc.                                              7,863,821     93,894,023             0.7%
#     Oceaneering International, Inc.                                      730,197     19,269,899             0.1%
#*    Oil States International, Inc.                                     1,763,790     52,472,752             0.4%
#     Overseas Shipholding Group, Inc. Class A                             555,815      2,023,167             0.0%
#*    Pacific Drilling SA                                                   20,732         35,244             0.0%
#*    Pacific Ethanol, Inc.                                                830,681      5,648,631             0.0%
#*    Parker Drilling Co.                                                4,023,560      6,638,874             0.1%
#     Patterson-UTI Energy, Inc.                                         3,900,459     84,425,435             0.6%
#     PBF Energy, Inc. Class A                                           3,373,654     75,299,957             0.5%
#*    PDC Energy, Inc.                                                     989,842     54,668,974             0.4%
*     PHI, Inc. Non-Voting                                                 386,939      4,538,794             0.0%
*     PHI, Inc. Voting                                                       1,686         19,558             0.0%
*     Pioneer Energy Services Corp.                                      1,851,846      5,648,130             0.0%
#*    Renewable Energy Group, Inc.                                         449,501      4,697,285             0.0%
#*    REX American Resources Corp.                                         177,179     16,775,308             0.1%
#*    Rowan Cos. P.L.C. Class A                                          4,891,454     68,822,758             0.5%
#*    SAExploration Holdings, Inc.                                           5,482         30,151             0.0%
#     Scorpio Tankers, Inc.                                              6,538,747     28,770,487             0.2%
#*    SEACOR Holdings, Inc.                                                569,512     37,394,158             0.3%
#     SemGroup Corp. Class A                                             1,070,477     35,646,884             0.3%
#     Ship Finance International, Ltd.                                     292,591      4,110,904             0.0%
#     Teekay Corp.                                                          42,502        368,917             0.0%
#     Teekay Tankers, Ltd. Class A                                       2,567,344      5,263,055             0.0%
#*    Tesco Corp.                                                           67,608        442,832             0.0%
#*    Tidewater, Inc.                                                       92,343         80,939             0.0%
#*    Unit Corp.                                                           157,737      3,389,768             0.0%
#     Western Refining, Inc.                                               497,830     17,170,157             0.1%
*     Whiting Petroleum Corp.                                           11,805,777     97,987,949             0.7%
*     Willbros Group, Inc.                                                 377,516      1,038,169             0.0%
      World Fuel Services Corp.                                            771,897     28,428,967             0.2%
                                                                                   -------------- ---------------
Total Energy                                                                        1,328,131,757             9.3%
                                                                                   -------------- ---------------
Financials -- (23.7%)
#     1st Constitution Bancorp                                              41,132        736,263             0.0%
#     1st Source Corp.                                                     652,398     31,517,347             0.2%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                         SHARES      VALUE+    OF NET ASSETS**
                                                                        --------- ------------ ---------------
Financials -- (Continued)
#     A-Mark Precious Metals, Inc.                                         15,676 $    276,054             0.0%
      Allied World Assurance Co. Holdings AG                              137,545    7,302,264             0.1%
#*    Ambac Financial Group, Inc.                                         827,961   16,087,282             0.1%
#     American Equity Investment Life Holding Co.                       3,211,831   76,184,631             0.5%
#     American National Bankshares, Inc.                                   29,717    1,141,133             0.0%
      American National Insurance Co.                                      60,547    7,079,155             0.1%
      American River Bankshares                                           145,910    2,159,468             0.0%
      AmeriServ Financial, Inc.                                           328,767    1,331,506             0.0%
#*    Anchor Bancorp, Inc.                                                    600       15,060             0.0%
      Argo Group International Holdings, Ltd.                           1,082,821   71,412,045             0.5%
      Aspen Insurance Holdings, Ltd.                                    1,997,554  104,571,952             0.7%
#     Associated Banc-Corp                                              4,440,682  110,572,982             0.8%
*     Asta Funding, Inc.                                                   27,720      232,848             0.0%
#     Astoria Financial Corp.                                           2,666,173   54,363,267             0.4%
      Atlantic American Corp.                                             238,675      942,766             0.0%
*     Atlantic Capital Bancshares, Inc.                                     9,472      185,651             0.0%
*     Atlantic Coast Financial Corp.                                       18,846      146,433             0.0%
*     Atlanticus Holdings Corp.                                           262,883      683,496             0.0%
#*    Atlas Financial Holdings, Inc.                                       27,562      356,928             0.0%
#     Baldwin & Lyons, Inc. Class A                                         3,124       73,102             0.0%
#     Baldwin & Lyons, Inc. Class B                                       368,575    9,030,088             0.1%
#     Banc of California, Inc.                                            543,346   11,790,608             0.1%
      Bancorp of New Jersey, Inc.                                             400        6,420             0.0%
#*    Bancorp, Inc. (The)                                                 182,128    1,174,726             0.0%
#     BancorpSouth, Inc.                                                  178,613    5,438,766             0.0%
      Bank Mutual Corp.                                                   432,490    3,978,908             0.0%
      Bank of Commerce Holdings                                            34,126      383,918             0.0%
      BankFinancial Corp.                                                 547,529    8,092,479             0.1%
      BankUnited, Inc.                                                     13,525      477,297             0.0%
#     Banner Corp.                                                        411,718   22,726,834             0.2%
#     Bar Harbor Bankshares                                                57,463    1,769,286             0.0%
#     BCB Bancorp, Inc.                                                    36,612      578,470             0.0%
      Bear State Financial, Inc.                                           99,548      933,760             0.0%
#     Beneficial Bancorp, Inc.                                          1,249,244   19,987,904             0.2%
*     Berkshire Bancorp, Inc.                                               4,650       49,406             0.0%
      Berkshire Hills Bancorp, Inc.                                       944,453   35,416,987             0.3%
#     Blue Hills Bancorp, Inc.                                            233,657    4,229,192             0.0%
*     BNCCORP, Inc.                                                        28,507      744,603             0.0%
#     Boston Private Financial Holdings, Inc.                             227,800    3,553,680             0.0%
#     Brookline Bancorp, Inc.                                           1,994,522   29,020,295             0.2%
#     C&F Financial Corp.                                                  19,499      974,950             0.0%
      California First National Bancorp                                   141,374    2,332,671             0.0%
#     Camden National Corp.                                                26,936    1,151,514             0.0%
#     Capital Bank Financial Corp. Class A                                  3,826      158,779             0.0%
#     Capital City Bank Group, Inc.                                        88,749    1,829,117             0.0%
#     Capitol Federal Financial, Inc.                                   1,411,524   20,650,596             0.2%
#*    Cascade Bancorp                                                     323,281    2,418,142             0.0%
#     Cathay General Bancorp                                              992,399   37,760,782             0.3%
      Central Pacific Financial Corp.                                     112,396    3,515,747             0.0%
#     Central Valley Community Bancorp                                     42,608      967,628             0.0%
      Century Bancorp, Inc. Class A                                        21,740    1,370,707             0.0%
#     Charter Financial Corp.                                             102,820    1,886,747             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                        --------- ----------- ---------------
Financials -- (Continued)
#     Chemical Financial Corp.                                            665,317 $31,569,292             0.2%
      Citizens Community Bancorp, Inc.                                     42,530     609,880             0.0%
      Citizens First Corp.                                                  5,422     112,425             0.0%
      Civista Bancshares, Inc.                                              8,184     177,838             0.0%
#     Clifton Bancorp, Inc.                                               238,737   3,986,908             0.0%
#     CNB Financial Corp.                                                  25,943     619,778             0.0%
      CNO Financial Group, Inc.                                         4,510,009  95,025,890             0.7%
#     Codorus Valley Bancorp, Inc.                                         24,777     718,285             0.0%
      Colony Bankcorp, Inc.                                                12,037     164,305             0.0%
*     Community Bankers Trust Corp.                                           300       2,385             0.0%
      Community Trust Bancorp, Inc.                                        80,776   3,630,881             0.0%
      Community West Bancshares                                            23,717     240,728             0.0%
#     ConnectOne Bancorp, Inc.                                            190,140   4,221,108             0.0%
#*    Consumer Portfolio Services, Inc.                                   705,684   3,436,681             0.0%
#*    Cowen Group, Inc. Class A                                           347,842   5,530,688             0.0%
#*    Customers Bancorp, Inc.                                             259,618   8,029,985             0.1%
      Dime Community Bancshares, Inc.                                     484,445   9,422,455             0.1%
#     Donegal Group, Inc. Class A                                         533,146   8,882,212             0.1%
      Donegal Group, Inc. Class B                                          54,141     913,629             0.0%
      Eagle Bancorp Montana, Inc.                                          18,115     336,033             0.0%
#     Eastern Virginia Bankshares, Inc.                                    23,345     267,767             0.0%
      EMC Insurance Group, Inc.                                           488,893  14,021,451             0.1%
      Employers Holdings, Inc.                                            571,908  22,876,320             0.2%
#*    Enova International, Inc.                                           137,847   1,957,427             0.0%
#*    Enstar Group, Ltd.                                                   22,580   4,398,584             0.0%
#*    Equity Bancshares, Inc. Class A                                       7,973     251,708             0.0%
#     ESSA Bancorp, Inc.                                                  175,532   2,655,799             0.0%
      Evans Bancorp, Inc.                                                   6,704     254,752             0.0%
      EverBank Financial Corp.                                            166,976   3,256,032             0.0%
#*    Ezcorp, Inc. Class A                                              1,312,729  11,880,197             0.1%
#     Farmers Capital Bank Corp.                                           79,837   3,313,236             0.0%
#     Farmers National Banc Corp.                                           7,811     111,697             0.0%
      FBL Financial Group, Inc. Class A                                   778,469  51,768,188             0.4%
      Federal Agricultural Mortgage Corp. Class A                           3,592     195,620             0.0%
#     Federal Agricultural Mortgage Corp. Class C                         262,166  14,956,570             0.1%
#     Federated National Holding Co.                                      102,532   1,648,715             0.0%
#     Fidelity Southern Corp.                                              90,007   2,026,958             0.0%
      Financial Institutions, Inc.                                        250,978   8,407,763             0.1%
*     First Acceptance Corp.                                              827,873     960,333             0.0%
#     First American Financial Corp.                                      785,070  34,079,889             0.2%
*     First BanCorp(318672706)                                          2,838,883  16,692,632             0.1%
#     First Bancorp(318910106)                                            253,618   7,618,685             0.1%
      First Bancorp of Indiana, Inc.                                        5,430     112,320             0.0%
#*    First Bancshares, Inc.                                               17,709     215,607             0.0%
#     First Bancshares, Inc. (The)                                          2,580      73,917             0.0%
      First Bank                                                            1,170      15,210             0.0%
      First Business Financial Services, Inc.                              52,547   1,396,174             0.0%
#     First Citizens BancShares, Inc. Class A                              26,590   9,254,915             0.1%
      First Commonwealth Financial Corp.                                2,498,743  32,258,772             0.2%
      First Community Bancshares, Inc.                                    207,913   5,501,378             0.0%
      First Connecticut Bancorp, Inc.                                     108,394   2,894,120             0.0%
      First Defiance Financial Corp.                                      210,110  11,270,300             0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                         SHARES      VALUE+    OF NET ASSETS**
                                                                        --------- ------------ ---------------
Financials -- (Continued)
      First Federal of Northern Michigan Bancorp, Inc.                     31,310 $    252,046             0.0%
#     First Financial Corp.                                               130,526    6,369,669             0.1%
#     First Financial Northwest, Inc.                                     275,485    4,319,605             0.0%
      First Internet Bancorp                                                9,439      278,922             0.0%
#     First Interstate BancSystem, Inc. Class A                           432,218   16,316,229             0.1%
#     First Merchants Corp.                                               930,827   38,517,621             0.3%
#     First Mid-Illinois Bancshares, Inc.                                   3,855      125,712             0.0%
      First Midwest Bancorp, Inc.                                       1,840,875   41,806,271             0.3%
#*    First Northwest Bancorp                                              34,793      572,693             0.0%
      First South Bancorp, Inc.                                             8,902      115,548             0.0%
#*    First United Corp.                                                   79,633    1,118,844             0.0%
#     FirstCash, Inc.                                                     487,495   25,325,365             0.2%
#*    Flagstar Bancorp, Inc.                                              790,008   23,099,834             0.2%
      Flushing Financial Corp.                                            604,992   17,835,164             0.1%
#     FNB Corp.                                                         2,231,194   31,772,203             0.2%
#*    FNFV Group                                                          404,422    5,540,581             0.0%
#     Fulton Financial Corp.                                            5,522,644  101,892,782             0.7%
#     Gain Capital Holdings, Inc.                                         332,355    2,356,397             0.0%
      GAINSCO, Inc.                                                           100        1,600             0.0%
*     Genworth Financial, Inc. Class A                                  5,232,792   21,140,480             0.2%
#*    Global Indemnity, Ltd.                                              277,657   11,258,991             0.1%
      Great Southern Bancorp, Inc.                                          6,593      330,639             0.0%
#     Great Western Bancorp, Inc.                                         217,178    8,947,734             0.1%
#*    Green Bancorp, Inc.                                                 134,811    2,426,598             0.0%
#*    Greenlight Capital Re, Ltd. Class A                                 149,664    3,225,259             0.0%
      Guaranty Federal Bancshares, Inc.                                    32,452      661,047             0.0%
*     Hallmark Financial Services, Inc.                                   502,536    5,281,653             0.0%
#     Hancock Holding Co.                                               2,234,490  104,350,683             0.7%
      Hanover Insurance Group, Inc. (The)                               1,198,891  105,826,109             0.8%
      Harleysville Savings Financial Corp.                                  5,124      110,217             0.0%
      Hawthorn Bancshares, Inc.                                            31,712      599,357             0.0%
#     HCI Group, Inc.                                                      78,146    3,726,783             0.0%
#     Heartland Financial USA, Inc.                                        62,866    3,017,568             0.0%
#     Heritage Financial Corp.                                            378,245    9,985,668             0.1%
#     Heritage Insurance Holdings, Inc.                                   213,811    2,587,113             0.0%
#     Hilltop Holdings, Inc.                                            1,307,737   36,368,166             0.3%
*     HMN Financial, Inc.                                                 101,761    1,770,641             0.0%
#     Home Bancorp, Inc.                                                    6,475      240,482             0.0%
#*    HomeStreet, Inc.                                                    685,331   17,818,606             0.1%
*     HomeTrust Bancshares, Inc.                                          165,892    4,147,300             0.0%
      Hope Bancorp, Inc.                                                1,046,840   19,167,640             0.1%
#     HopFed Bancorp, Inc.                                                 75,218    1,109,466             0.0%
#     Horace Mann Educators Corp.                                         966,119   37,340,499             0.3%
#     Horizon Bancorp                                                         508       13,711             0.0%
      Iberiabank Corp.                                                  1,066,802   84,650,739             0.6%
*     Impac Mortgage Holdings, Inc.                                           900       12,870             0.0%
#     Independence Holding Co.                                            288,018    5,457,941             0.0%
      Independent Bank Corp.                                                3,821       85,208             0.0%
#     Independent Bank Group, Inc.                                         46,921    2,822,298             0.0%
      Infinity Property & Casualty Corp.                                  393,316   39,036,613             0.3%
#     International Bancshares Corp.                                    1,196,350   44,743,490             0.3%
#*    INTL. FCStone, Inc.                                                  41,525    1,550,959             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                        --------- ----------- ---------------
Financials -- (Continued)
#     Investment Technology Group, Inc.                                   103,717 $ 2,065,005             0.0%
#     Investors Title Co.                                                  43,612   7,772,531             0.1%
#     Janus Capital Group, Inc.                                         3,818,052  52,154,590             0.4%
#*    KCG Holdings, Inc. Class A                                        1,737,926  34,584,727             0.3%
      Kearny Financial Corp.                                            1,402,698  20,479,391             0.2%
      Kemper Corp.                                                      1,702,554  66,995,500             0.5%
#     Lake Shore Bancorp, Inc.                                                697      11,075             0.0%
#     Lakeland Bancorp, Inc.                                              367,878   7,155,227             0.1%
      Landmark Bancorp, Inc.                                               29,629     914,055             0.0%
      LCNB Corp.                                                            3,490      77,304             0.0%
#     Legg Mason, Inc.                                                    418,677  15,650,146             0.1%
      Macatawa Bank Corp.                                                  29,941     286,535             0.0%
#     Mackinac Financial Corp.                                            135,692   2,021,811             0.0%
*     Magyar Bancorp, Inc.                                                 36,773     468,120             0.0%
#     Maiden Holdings, Ltd.                                             2,232,749  27,574,450             0.2%
#     MainSource Financial Group, Inc.                                    549,344  18,787,565             0.1%
#     Marlin Business Services Corp.                                      345,126   8,783,457             0.1%
#     MB Financial, Inc.                                                1,998,996  84,977,320             0.6%
#*    MBIA, Inc.                                                        3,695,096  31,038,806             0.2%
      MBT Financial Corp.                                                 358,502   4,015,222             0.0%
      Mercantile Bank Corp.                                               275,877   9,277,744             0.1%
#     Mid Penn Bancorp, Inc.                                                4,664     128,960             0.0%
#     MidSouth Bancorp, Inc.                                               42,689     651,007             0.0%
      MidWestOne Financial Group, Inc.                                     27,781     964,001             0.0%
*     MSB Financial Corp.                                                   3,518      61,917             0.0%
      MutualFirst Financial, Inc.                                         140,043   4,614,417             0.0%
#     National Bank Holdings Corp. Class A                                735,341  23,214,715             0.2%
#     National Security Group, Inc. (The)                                  11,290     175,334             0.0%
#     National Western Life Group, Inc. Class A                            69,227  21,200,076             0.2%
#*    Nationstar Mortgage Holdings, Inc.                                  230,580   3,714,644             0.0%
      Navigators Group, Inc. (The)                                        890,443  48,128,444             0.3%
      Nelnet, Inc. Class A                                                704,710  31,718,997             0.2%
      NewStar Financial, Inc.                                             559,353   6,007,451             0.1%
*     Nicholas Financial, Inc.                                            191,957   1,915,731             0.0%
#*    Nicolet Bankshares, Inc.                                              5,839     287,863             0.0%
*     NMI Holdings, Inc. Class A                                          611,044   7,088,110             0.1%
#     Northeast Bancorp                                                    38,121     638,527             0.0%
#     Northeast Community Bancorp, Inc.                                    10,981      93,339             0.0%
#     Northfield Bancorp, Inc.                                            615,661  11,315,849             0.1%
#     Northrim BanCorp, Inc.                                              163,899   5,244,768             0.0%
#     Northwest Bancshares, Inc.                                        2,270,632  36,648,000             0.3%
      Norwood Financial Corp.                                                 504      18,744             0.0%
#     OceanFirst Financial Corp.                                           83,080   2,297,162             0.0%
      OFG Bancorp                                                       1,211,340  14,172,678             0.1%
#     Old National Bancorp.                                             3,969,135  66,681,468             0.5%
#     Old Second Bancorp, Inc.                                            318,599   3,823,188             0.0%
#     OneBeacon Insurance Group, Ltd. Class A                              63,197   1,007,992             0.0%
#*    OneMain Holdings, Inc.                                              182,100   4,246,572             0.0%
      Oppenheimer Holdings, Inc. Class A                                  136,470   2,360,931             0.0%
#     Opus Bank                                                           126,163   2,844,976             0.0%
#     Oritani Financial Corp.                                             253,930   4,304,114             0.0%
#     Pacific Continental Corp.                                            11,867     296,675             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                        --------- ----------- ---------------
Financials -- (Continued)
#     Park Sterling Corp.                                                 877,085 $10,788,146             0.1%
      Parke Bancorp, Inc.                                                     440      10,472             0.0%
#*    Patriot National Bancorp, Inc.                                        7,682     120,031             0.0%
#*    Patriot National, Inc.                                                3,723      10,759             0.0%
#     PB Bancorp, Inc.                                                      3,118      32,583             0.0%
      Peapack Gladstone Financial Corp.                                    53,422   1,712,709             0.0%
#     Peoples Bancorp of North Carolina, Inc.                              32,718     927,228             0.0%
      Peoples Bancorp, Inc.                                               453,553  15,184,954             0.1%
#     Peoples Financial Services Corp.                                      5,750     258,405             0.0%
*     PICO Holdings, Inc.                                                 148,341   2,388,290             0.0%
      Piper Jaffray Cos.                                                  337,738  21,142,399             0.2%
      Popular, Inc.                                                       748,090  31,352,452             0.2%
      Premier Financial Bancorp, Inc.                                     182,434   3,909,561             0.0%
#     Provident Financial Holdings, Inc.                                  202,411   3,892,364             0.0%
      Provident Financial Services, Inc.                                2,202,553  56,583,587             0.4%
#     Prudential Bancorp, Inc.                                              3,332      59,709             0.0%
#*    Regional Management Corp.                                           294,087   5,831,745             0.1%
      Renasant Corp.                                                      588,467  24,951,001             0.2%
      Republic Bancorp, Inc. Class A                                       67,726   2,436,781             0.0%
#*    Republic First Bancorp, Inc.                                         39,533     339,984             0.0%
      Riverview Bancorp, Inc.                                             466,113   3,383,980             0.0%
*     Royal Bancshares of Pennsylvania, Inc. Class A                       16,564      70,894             0.0%
#     S&T Bancorp, Inc.                                                   142,884   5,138,109             0.0%
      Safety Insurance Group, Inc.                                        285,986  20,705,386             0.2%
      Salisbury Bancorp, Inc.                                               3,107     121,950             0.0%
      Sandy Spring Bancorp, Inc.                                          435,243  18,824,260             0.1%
      SB Financial Group, Inc.                                             34,522     597,231             0.0%
*     Security National Financial Corp. Class A                            16,858     118,849             0.0%
#*    Select Bancorp, Inc.                                                 43,496     489,765             0.0%
#     Selective Insurance Group, Inc.                                   1,755,082  92,668,330             0.7%
      Shore Bancshares, Inc.                                               40,986     679,958             0.0%
#     SI Financial Group, Inc.                                             27,137     405,698             0.0%
#     Siebert Financial Corp.                                              39,339     166,011             0.0%
#     Sierra Bancorp                                                      279,348   7,003,254             0.1%
#     Simmons First National Corp. Class A                                 38,777   2,119,163             0.0%
*     Southern First Bancshares, Inc.                                      50,706   1,708,792             0.0%
#     Southern National Bancorp of Virginia, Inc.                          28,106     511,810             0.0%
      Southwest Bancorp, Inc.                                             515,626  13,380,495             0.1%
      Southwest Georgia Financial Corp.                                     1,652      31,751             0.0%
#     State Auto Financial Corp.                                          889,329  23,896,270             0.2%
#     Sterling Bancorp                                                  1,992,933  46,335,692             0.3%
#     Stewart Information Services Corp.                                  283,528  13,450,568             0.1%
#*    Stifel Financial Corp.                                              652,086  31,867,443             0.2%
#     Stonegate Bank                                                       89,717   4,118,010             0.0%
#     Summit State Bank                                                    10,697     140,666             0.0%
#     Sun Bancorp, Inc.                                                    19,030     474,799             0.0%
*     Sunshine Bancorp, Inc.                                                  600      12,894             0.0%
#     Sussex Bancorp                                                       30,750     793,350             0.0%
      TCF Financial Corp.                                               1,483,585  24,493,988             0.2%
      Territorial Bancorp, Inc.                                            73,096   2,262,321             0.0%
*     TheStreet, Inc.                                                     106,029      90,125             0.0%
#*    Third Point Reinsurance, Ltd.                                       337,580   4,084,718             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS**
                                                                        --------- -------------- ---------------
Financials -- (Continued)
      Timberland Bancorp, Inc.                                            188,335 $    4,175,387             0.0%
      Tiptree, Inc.                                                       801,891      5,653,332             0.0%
      Trico Bancshares                                                     65,260      2,314,120             0.0%
*     TriState Capital Holdings, Inc.                                     100,371      2,499,238             0.0%
*     Triumph Bancorp, Inc.                                                15,646        350,470             0.0%
#     Trustmark Corp.                                                   1,357,982     45,112,162             0.3%
#     Two River Bancorp                                                     8,397        154,505             0.0%
      Umpqua Holdings Corp.                                             2,016,923     35,639,029             0.3%
#*    Unico American Corp.                                                144,328      1,479,362             0.0%
#     Union Bankshares Corp.                                            1,174,101     40,201,218             0.3%
      United Bancshares, Inc.                                               9,093        198,227             0.0%
      United Community Bancorp                                              2,815         50,107             0.0%
      United Community Banks, Inc.                                            646         17,668             0.0%
      United Community Financial Corp.                                    725,153      6,192,807             0.1%
      United Financial Bancorp, Inc.                                      880,842     15,212,141             0.1%
      United Fire Group, Inc.                                             836,609     36,810,796             0.3%
#     United Insurance Holdings Corp.                                      80,597      1,229,910             0.0%
*     United Security Bancshares                                           49,647        414,552             0.0%
#     Unity Bancorp, Inc.                                                  63,688      1,041,299             0.0%
#     Univest Corp. of Pennsylvania                                       187,465      5,680,190             0.0%
#     Valley National Bancorp                                           2,016,474     23,713,734             0.2%
#     Virtus Investment Partners, Inc.                                     46,159      4,911,318             0.0%
      VSB Bancorp, Inc.                                                       833         12,853             0.0%
#*    Walker & Dunlop, Inc.                                                11,645        522,278             0.0%
#     Washington Federal, Inc.                                          2,995,613    100,952,158             0.7%
#     Waterstone Financial, Inc.                                          357,569      6,793,811             0.1%
      Wayne Savings Bancshares, Inc.                                       22,033        401,662             0.0%
#     Webster Financial Corp.                                           1,201,306     61,038,358             0.4%
#     WesBanco, Inc.                                                      972,359     38,709,612             0.3%
#     Western New England Bancorp, Inc.                                   489,538      5,140,149             0.0%
      Wintrust Financial Corp.                                          1,581,628    112,074,160             0.8%
#*    World Acceptance Corp.                                               62,331      3,297,310             0.0%
      WVS Financial Corp.                                                   1,740         26,535             0.0%
#*    Xenith Bankshares, Inc.                                              37,248      1,006,441             0.0%
                                                                                  -------------- ---------------
Total Financials                                                                   3,829,490,496            26.8%
                                                                                  -------------- ---------------
Health Care -- (3.9%)
#*    AAC Holdings, Inc.                                                   14,819        106,104             0.0%
#     Aceto Corp.                                                         606,318      9,610,140             0.1%
#*    Acorda Therapeutics, Inc.                                           391,615      6,324,582             0.1%
*     Addus HomeCare Corp.                                                    192          6,518             0.0%
#*    Albany Molecular Research, Inc.                                      94,200      1,508,142             0.0%
#*    Alere, Inc.                                                         935,037     45,975,769             0.3%
#*    Allied Healthcare Products, Inc.                                     38,802         70,620             0.0%
#*    Allscripts Healthcare Solutions, Inc.                             1,196,900     14,326,893             0.1%
#*    Almost Family, Inc.                                                 159,212      7,904,876             0.1%
*     AMAG Pharmaceuticals, Inc.                                          497,564     12,140,562             0.1%
*     American Shared Hospital Services                                    87,469        380,490             0.0%
#*    Amphastar Pharmaceuticals, Inc.                                      27,416        413,982             0.0%
#     Analogic Corp.                                                       96,229      6,914,054             0.1%
#*    AngioDynamics, Inc.                                               1,104,670     17,144,478             0.1%
*     Applied Genetic Technologies Corp.                                  131,468        736,221             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                         SHARES      VALUE+    OF NET ASSETS**
                                                                        --------- ------------ ---------------
Health Care -- (Continued)
#*    Brookdale Senior Living, Inc.                                     3,577,261 $ 46,468,620             0.3%
#*    Community Health Systems, Inc.                                      929,383    8,001,988             0.1%
#     CONMED Corp.                                                        788,395   38,757,498             0.3%
#*    Cross Country Healthcare, Inc.                                       65,322      912,548             0.0%
#*    Cumberland Pharmaceuticals, Inc.                                     36,546      213,063             0.0%
*     Cutera, Inc.                                                        253,569    4,957,274             0.0%
#     Digirad Corp.                                                       269,340    1,265,898             0.0%
#*    Diplomat Pharmacy, Inc.                                              15,600      243,360             0.0%
#*    Emergent BioSolutions, Inc.                                          99,152    2,965,636             0.0%
#*    Endo International P.L.C.                                         1,999,526   22,734,611             0.2%
#     Ensign Group, Inc. (The)                                             48,398      868,744             0.0%
*     Exactech, Inc.                                                      220,511    6,538,151             0.1%
*     Five Star Senior Living, Inc.                                       297,120      564,528             0.0%
*     FONAR Corp.                                                           1,102       21,103             0.0%
#*    Halyard Health, Inc.                                                449,609   17,759,555             0.1%
#*    Hanger, Inc.                                                        324,130    4,242,862             0.0%
#*    Harvard Bioscience, Inc.                                            182,579      438,190             0.0%
#*    Impax Laboratories, Inc.                                            945,837   13,289,010             0.1%
*     InfuSystem Holdings, Inc.                                             2,117        4,340             0.0%
#*    Integer Holdings Corp.                                              780,573   28,686,058             0.2%
#     Invacare Corp.                                                      892,391   13,118,148             0.1%
#     Kewaunee Scientific Corp.                                            68,046    1,582,069             0.0%
#     Kindred Healthcare, Inc.                                            965,363    9,267,485             0.1%
#*    Lannett Co., Inc.                                                    77,899    2,025,374             0.0%
*     LHC Group, Inc.                                                     218,129   11,800,779             0.1%
#*    LifePoint Health, Inc.                                            1,220,067   75,827,164             0.5%
*     LivaNova P.L.C.                                                     172,350    9,082,845             0.1%
#     Luminex Corp.                                                        37,402      704,280             0.0%
*     Magellan Health, Inc.                                               721,688   49,652,134             0.4%
#*    MediciNova, Inc.                                                      7,351       42,268             0.0%
*     Merit Medical Systems, Inc.                                         133,167    4,487,728             0.0%
#*    Micron Solutions, Inc.                                                2,937       11,572             0.0%
#*    Misonix, Inc.                                                       130,175    1,457,960             0.0%
#*    Molina Healthcare, Inc.                                             447,915   22,301,688             0.2%
#*    Myriad Genetics, Inc.                                             1,160,124   21,334,680             0.2%
#     National HealthCare Corp.                                            75,874    5,646,543             0.0%
#*    Nuvectra Corp.                                                       50,409      412,346             0.0%
#     PDL BioPharma, Inc.                                               2,322,492    5,225,607             0.0%
*     Pfenex, Inc.                                                         30,327      145,873             0.0%
      PharmAthene, Inc.                                                    57,270       41,624             0.0%
#*    PharMerica Corp.                                                    791,123   18,670,503             0.1%
*     Proteostasis Therapeutics, Inc.                                       4,300       25,994             0.0%
#*    Providence Service Corp. (The)                                       75,159    3,306,996             0.0%
#*    Quorum Health Corp.                                                 400,579    1,710,472             0.0%
#*    RTI Surgical, Inc.                                                  985,036    3,989,396             0.0%
#*    Select Medical Holdings Corp.                                     2,445,789   33,629,599             0.2%
#*    Spectrum Pharmaceuticals, Inc.                                      227,304    1,729,783             0.0%
#*    Tivity Health, Inc.                                                 181,139    6,086,270             0.0%
#*    Triple-S Management Corp. Class B                                   725,967   13,140,003             0.1%
                                                                                  ------------ ---------------
Total Health Care                                                                  638,953,651             4.5%
                                                                                  ------------ ---------------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                        --------- ----------- ---------------
Industrials -- (15.7%)
#     AAR Corp.                                                         1,069,655 $38,496,883             0.3%
#*    ACCO Brands Corp.                                                 3,309,721  47,163,524             0.3%
      Acme United Corp.                                                     3,947     114,463             0.0%
*     Aegion Corp.                                                      1,064,717  24,296,842             0.2%
#*    AeroCentury Corp.                                                    31,474     310,019             0.0%
#*    Aerovironment, Inc.                                                 127,710   3,648,675             0.0%
#     Air Lease Corp.                                                     784,783  29,931,624             0.2%
*     Air Transport Services Group, Inc.                                1,099,217  20,214,601             0.2%
#     Aircastle, Ltd.                                                   2,623,128  61,958,283             0.4%
#     Alamo Group, Inc.                                                   304,688  24,088,633             0.2%
*     Alpha PRO Tech, Ltd.                                                 81,726     228,833             0.0%
#     AMERCO                                                              127,839  47,870,592             0.3%
*     Ameresco, Inc. Class A                                              214,055   1,380,655             0.0%
#     American Railcar Industries, Inc.                                   444,443  18,644,384             0.1%
*     AMREP Corp.                                                           8,733      52,485             0.0%
*     ARC Document Solutions, Inc.                                        227,466     837,075             0.0%
#     ArcBest Corp.                                                       818,892  21,659,693             0.2%
#     Arconic, Inc.                                                         8,998     245,915             0.0%
#*    Armstrong Flooring, Inc.                                            479,431   9,200,281             0.1%
#*    Arotech Corp.                                                       431,193   1,379,818             0.0%
      Astec Industries, Inc.                                              208,664  13,218,864             0.1%
#*    Atlas Air Worldwide Holdings, Inc.                                  786,012  45,588,696             0.3%
#*    Avalon Holdings Corp. Class A                                        51,820     122,813             0.0%
#*    Babcock & Wilcox Enterprises, Inc.                                  739,799   6,931,917             0.1%
      Barnes Group, Inc.                                                1,100,530  60,496,134             0.4%
*     Beacon Roofing Supply, Inc.                                         439,391  21,780,612             0.2%
#*    BMC Stock Holdings, Inc.                                            133,349   3,107,032             0.0%
#     Briggs & Stratton Corp.                                           1,265,392  31,622,146             0.2%
#*    Broadwind Energy, Inc.                                               64,977     597,139             0.0%
*     CAI International, Inc.                                             402,301   8,295,447             0.1%
*     CBIZ, Inc.                                                        1,300,906  20,489,270             0.2%
#*    CDI Corp.                                                           472,055   3,847,248             0.0%
      CECO Environmental Corp.                                            556,621   6,284,251             0.1%
#     Celadon Group, Inc.                                                 751,178   2,967,153             0.0%
#     Cemtrex, Inc.                                                        13,570      43,288             0.0%
      Chicago Bridge & Iron Co. NV                                        168,462   5,067,337             0.0%
      Chicago Rivet & Machine Co.                                          29,001   1,201,511             0.0%
#*    Civeo Corp.                                                         346,998   1,037,524             0.0%
#     Columbus McKinnon Corp.                                             290,544   7,591,915             0.1%
      CompX International, Inc.                                            67,191   1,001,146             0.0%
*     Continental Materials Corp.                                          14,260     314,433             0.0%
      Copa Holdings SA Class A                                            363,129  42,275,478             0.3%
      Costamare, Inc.                                                     161,793   1,090,485             0.0%
#     Covanta Holding Corp.                                               353,691   5,146,204             0.0%
#*    Covenant Transportation Group, Inc. Class A                         292,287   5,474,536             0.0%
#*    CPI Aerostructures, Inc.                                              9,124      56,569             0.0%
      CRA International, Inc.                                             181,309   6,878,863             0.1%
#*    CSW Industrials, Inc.                                                25,621     906,983             0.0%
#     Cubic Corp.                                                         480,823  24,954,714             0.2%
      Curtiss-Wright Corp.                                                 23,349   2,182,198             0.0%
#*    DigitalGlobe, Inc.                                                2,340,325  75,358,465             0.5%
#     DMC Global, Inc.                                                     96,524   1,476,817             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                        --------- ----------- ---------------
Industrials -- (Continued)
#*    Ducommun, Inc.                                                      319,594 $ 9,392,868             0.1%
      Eastern Co. (The)                                                    75,582   2,089,842             0.0%
#*    Echo Global Logistics, Inc.                                         267,146   5,008,988             0.0%
#     Ecology and Environment, Inc. Class A                                35,051     375,046             0.0%
      EMCOR Group, Inc.                                                   166,602  10,952,415             0.1%
      Encore Wire Corp.                                                   535,634  23,675,023             0.2%
#*    Engility Holdings, Inc.                                              50,226   1,423,907             0.0%
#     Ennis, Inc.                                                         719,291  12,659,522             0.1%
#     ESCO Technologies, Inc.                                             496,116  29,196,427             0.2%
#     Essendant, Inc.                                                     808,586  13,503,386             0.1%
#*    Esterline Technologies Corp.                                      1,083,684  99,102,902             0.7%
      Federal Signal Corp.                                                866,999  13,533,854             0.1%
#*    Franklin Covey Co.                                                  203,000   4,313,750             0.0%
#     FreightCar America, Inc.                                            321,859   4,203,479             0.0%
#*    FTI Consulting, Inc.                                              1,270,536  43,947,840             0.3%
*     Fuel Tech, Inc.                                                      95,561      87,725             0.0%
#     GATX Corp.                                                        1,651,625  98,932,337             0.7%
#*    Gencor Industries, Inc.                                             155,173   2,575,872             0.0%
#*    Gibraltar Industries, Inc.                                          617,291  24,228,672             0.2%
*     Golden Ocean Group, Ltd.                                             31,757     241,988             0.0%
*     GP Strategies Corp.                                                  13,654     370,023             0.0%
      Graham Corp.                                                         28,611     631,445             0.0%
#     Granite Construction, Inc.                                          447,949  23,611,392             0.2%
#*    Great Lakes Dredge & Dock Corp.                                   1,880,522   8,556,375             0.1%
#     Greenbrier Cos., Inc. (The)                                         646,093  28,072,741             0.2%
#     Griffon Corp.                                                     1,363,368  32,720,832             0.2%
      Hardinge, Inc.                                                      333,566   3,502,443             0.0%
      Heidrick & Struggles International, Inc.                            289,206   6,217,929             0.1%
#*    Heritage-Crystal Clean, Inc.                                        132,677   1,996,789             0.0%
#*    Hertz Global Holdings, Inc.                                       1,562,207  25,760,793             0.2%
#*    Hill International, Inc.                                            547,095   2,215,735             0.0%
#     Houston Wire & Cable Co.                                            141,032     881,450             0.0%
*     Hub Group, Inc. Class A                                             401,253  15,709,055             0.1%
#     Hudson Global, Inc.                                                 378,922     532,385             0.0%
      Hurco Cos., Inc.                                                    168,466   4,885,514             0.0%
*     Huron Consulting Group, Inc.                                        138,700   6,172,150             0.1%
#     Hyster-Yale Materials Handling, Inc.                                267,911  16,104,130             0.1%
*     ICF International, Inc.                                             537,360  23,724,444             0.2%
#*    IES Holdings, Inc.                                                   43,346     866,920             0.0%
*     InnerWorkings, Inc.                                                 364,135   3,856,190             0.0%
#*    Intersections, Inc.                                                  80,801     395,925             0.0%
      Kadant, Inc.                                                        401,573  24,957,762             0.2%
#     KBR, Inc.                                                           414,554   5,824,484             0.1%
      Kelly Services, Inc. Class A                                      1,044,101  23,304,334             0.2%
#     Kelly Services, Inc. Class B                                            567      12,740             0.0%
*     Key Technology, Inc.                                                 10,099     131,691             0.0%
      Kimball International, Inc. Class B                                 220,619   3,920,400             0.0%
#*    Kirby Corp.                                                         156,302  11,034,921             0.1%
#*    KLX, Inc.                                                           605,547  28,642,373             0.2%
#     Korn/Ferry International                                          1,430,300  46,341,720             0.3%
*     Lawson Products, Inc.                                               188,152   4,280,458             0.0%
*     Layne Christensen Co.                                               318,729   2,540,270             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                        --------- ----------- ---------------
Industrials -- (Continued)
*     LMI Aerospace, Inc.                                                  89,807 $ 1,245,623             0.0%
      LS Starrett Co. (The) Class A                                       180,983   1,773,633             0.0%
      LSC Communications, Inc.                                            118,737   3,071,726             0.0%
      LSI Industries, Inc.                                                326,046   2,957,237             0.0%
#*    Lydall, Inc.                                                        301,032  15,774,077             0.1%
#*    Manitex International, Inc.                                          72,836     538,986             0.0%
      Marten Transport, Ltd.                                              843,043  20,907,466             0.2%
#*    MasTec, Inc.                                                        552,853  24,408,460             0.2%
#*    Mastech Digital, Inc.                                                55,111     396,799             0.0%
#     Matson, Inc.                                                        442,302  14,020,973             0.1%
      McGrath RentCorp                                                    416,644  14,503,378             0.1%
      Miller Industries, Inc.                                             300,835   7,641,209             0.1%
#     Mobile Mini, Inc.                                                 1,374,892  39,459,400             0.3%
*     Moog, Inc. Class A                                                   76,149   5,227,629             0.0%
*     MYR Group, Inc.                                                     338,111  14,288,571             0.1%
      National Presto Industries, Inc.                                      8,595     896,888             0.0%
*     Navigant Consulting, Inc.                                         1,398,750  33,528,038             0.2%
*     NL Industries, Inc.                                                 176,449   1,429,237             0.0%
#     NN, Inc.                                                            736,769  20,334,824             0.2%
#*    Northwest Pipe Co.                                                  185,480   2,598,575             0.0%
#*    Orion Energy Systems, Inc.                                           51,413      76,605             0.0%
#*    Orion Group Holdings, Inc.                                          695,554   5,251,433             0.0%
*     PAM Transportation Services, Inc.                                    97,417   1,828,517             0.0%
#     Park-Ohio Holdings Corp.                                            131,118   5,159,493             0.0%
#*    Patriot Transportation Holding, Inc.                                  2,456      51,060             0.0%
*     Performant Financial Corp.                                           30,372      69,248             0.0%
*     Perma-Pipe International Holdings, Inc.                             203,998   1,642,184             0.0%
#     Powell Industries, Inc.                                             183,429   6,326,466             0.1%
      Preformed Line Products Co.                                          45,714   2,419,642             0.0%
#     Quanex Building Products Corp.                                      773,033  15,769,873             0.1%
*     Radiant Logistics, Inc.                                              91,585     549,510             0.0%
*     RCM Technologies, Inc.                                              209,863     998,948             0.0%
#     Regal Beloit Corp.                                                  743,466  58,622,294             0.4%
#     Resources Connection, Inc.                                          418,551   5,817,859             0.1%
#*    Revolution Lighting Technologies, Inc.                               33,318     294,864             0.0%
#*    Roadrunner Transportation Systems, Inc.                             754,115   5,067,653             0.0%
*     RPX Corp.                                                         1,477,908  18,976,339             0.1%
#     RR Donnelley & Sons Co.                                             258,358   3,247,560             0.0%
#*    Rush Enterprises, Inc. Class A                                      847,841  32,005,998             0.2%
*     Rush Enterprises, Inc. Class B                                      328,261  11,370,961             0.1%
*     Saia, Inc.                                                          705,330  33,961,640             0.2%
      Servotronics, Inc.                                                   15,025     154,006             0.0%
*     SIFCO Industries, Inc.                                               68,152     552,031             0.0%
      SkyWest, Inc.                                                     1,687,220  62,764,584             0.4%
*     Sparton Corp.                                                       264,679   5,894,401             0.1%
#*    Sterling Construction Co., Inc.                                     204,450   1,944,320             0.0%
#     Supreme Industries, Inc. Class A                                     12,264     245,771             0.0%
#*    Team, Inc.                                                          240,466   6,468,535             0.1%
#     Terex Corp.                                                       2,506,053  87,661,734             0.6%
#     Tetra Tech, Inc.                                                    546,517  24,019,422             0.2%
#     Textainer Group Holdings, Ltd.                                       37,910     566,755             0.0%
#     Titan International, Inc.                                           884,979   9,478,125             0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS**
                                                                        --------- -------------- ---------------
Industrials -- (Continued)
*     Titan Machinery, Inc.                                                50,587 $      801,804             0.0%
#*    Transcat, Inc.                                                       58,439        712,956             0.0%
#*    TRC Cos., Inc.                                                      322,950      5,651,625             0.0%
#*    TriMas Corp.                                                        648,982     14,894,137             0.1%
#     Trinity Industries, Inc.                                            186,049      5,004,718             0.0%
#*    Triton International, Ltd.                                          945,286     28,935,204             0.2%
#*    Tutor Perini Corp.                                                1,570,897     48,462,172             0.3%
#*    Twin Disc, Inc.                                                     107,566      2,108,294             0.0%
*     Ultralife Corp.                                                     186,617      1,026,394             0.0%
#     UniFirst Corp.                                                      255,360     35,546,112             0.3%
#     Universal Forest Products, Inc.                                     494,218     47,094,033             0.3%
#*    USA Truck, Inc.                                                     230,335      1,545,548             0.0%
*     Vectrus, Inc.                                                        59,986      1,526,044             0.0%
#*    Veritiv Corp.                                                       232,670     12,017,406             0.1%
*     Versar, Inc.                                                         25,041         34,056             0.0%
#     Viad Corp.                                                          463,872     20,967,014             0.2%
*     Virco Manufacturing Corp.                                            47,331        215,356             0.0%
*     Volt Information Sciences, Inc.                                     426,253      2,749,332             0.0%
#     VSE Corp.                                                            65,550      2,795,708             0.0%
#     Wabash National Corp.                                               802,896     18,289,971             0.1%
#     Werner Enterprises, Inc.                                          1,670,428     45,602,684             0.3%
#*    Wesco Aircraft Holdings, Inc.                                       460,228      5,591,770             0.0%
*     WESCO International, Inc.                                         1,329,218     81,015,837             0.6%
*     Willis Lease Finance Corp.                                          249,969      5,676,796             0.1%
                                                                                  -------------- ---------------
Total Industrials                                                                  2,538,877,653            17.8%
                                                                                  -------------- ---------------
Information Technology -- (12.4%)
*     ADDvantage Technologies Group, Inc.                                   4,523          8,096             0.0%
*     Agilysys, Inc.                                                      459,708      4,551,109             0.0%
*     Alpha & Omega Semiconductor, Ltd.                                   679,230     11,241,257             0.1%
#*    Amkor Technology, Inc.                                            3,937,886     46,388,297             0.3%
#*    Anixter International, Inc.                                         237,529     19,370,490             0.1%
#     AstroNova, Inc.                                                     166,810      2,485,469             0.0%
*     Autobytel, Inc.                                                      55,623        729,218             0.0%
*     Aviat Networks, Inc.                                                 54,346        907,035             0.0%
      AVX Corp.                                                         1,570,240     26,552,758             0.2%
*     Aware, Inc.                                                         655,871      3,148,181             0.0%
*     AXT, Inc.                                                           773,568      5,221,584             0.0%
*     Bankrate, Inc.                                                    1,198,656     12,705,754             0.1%
#*    Bazaarvoice, Inc.                                                    41,604        195,539             0.0%
      Bel Fuse, Inc. Class A                                               13,612        287,826             0.0%
#     Bel Fuse, Inc. Class B                                              213,897      5,176,307             0.0%
      Belden, Inc.                                                         36,204      2,523,419             0.0%
#*    Benchmark Electronics, Inc.                                       1,761,669     55,844,907             0.4%
#*    Blucora, Inc.                                                     1,168,611     21,560,873             0.2%
#*    BroadVision, Inc.                                                     3,320         13,944             0.0%
      Brooks Automation, Inc.                                           2,159,598     54,551,445             0.4%
*     BSQUARE Corp.                                                        84,739        444,880             0.0%
*     CACI International, Inc. Class A                                    849,691    100,263,538             0.7%
*     Calix, Inc.                                                         718,326      4,812,784             0.0%
#     ClearOne, Inc.                                                          898          9,160             0.0%
#*    Coherent, Inc.                                                      221,472     47,749,363             0.3%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                        --------- ----------- ---------------
Information Technology -- (Continued)
#     Cohu, Inc.                                                          810,812 $15,186,509             0.1%
#     Communications Systems, Inc.                                        151,079     651,150             0.0%
      Computer Task Group, Inc.                                            21,755     129,007             0.0%
#*    comScore, Inc.                                                       32,276     829,493             0.0%
#     Comtech Telecommunications Corp.                                    716,200  10,033,962             0.1%
      Concurrent Computer Corp.                                           160,981     796,856             0.0%
#     Convergys Corp.                                                   3,776,945  85,019,032             0.6%
#*    Cray, Inc.                                                          351,259   6,287,536             0.1%
#*    Cree, Inc.                                                        3,027,240  66,236,011             0.5%
      CSP, Inc.                                                           128,131   1,397,909             0.0%
      CTS Corp.                                                         1,131,255  25,000,736             0.2%
#*    CyberOptics Corp.                                                    40,115     868,490             0.0%
#     Daktronics, Inc.                                                     43,482     411,340             0.0%
*     Data I/O Corp.                                                       74,290     356,592             0.0%
*     Determine, Inc.                                                       3,005      10,728             0.0%
#*    DHI Group, Inc.                                                      19,400      74,690             0.0%
*     Digi International, Inc.                                            767,060   9,511,544             0.1%
*     Diodes, Inc.                                                        799,914  18,709,988             0.1%
*     DSP Group, Inc.                                                     545,798   6,795,185             0.1%
*     Edgewater Technology, Inc.                                          299,794   2,179,502             0.0%
#*    Electro Scientific Industries, Inc.                                 631,139   4,405,350             0.0%
#*    ePlus, Inc.                                                         438,642  31,253,242             0.2%
#*    Everi Holdings, Inc.                                                828,302   5,259,718             0.0%
*     Exar Corp.                                                            8,269     107,580             0.0%
#*    FARO Technologies, Inc.                                             168,771   6,185,457             0.1%
#*    Finisar Corp.                                                        67,232   1,535,579             0.0%
#*    First Solar, Inc.                                                   900,561  26,611,578             0.2%
#*    Fitbit, Inc. Class A                                                  8,287      47,402             0.0%
#*    FormFactor, Inc.                                                  1,201,288  13,334,297             0.1%
*     Frequency Electronics, Inc.                                         216,118   2,269,239             0.0%
#*    GSI Technology, Inc.                                                  2,800      22,484             0.0%
#*    Harmonic, Inc.                                                      558,451   3,239,016             0.0%
#*    ID Systems, Inc.                                                     20,358     133,752             0.0%
*     II-VI, Inc.                                                         956,662  31,713,345             0.2%
#*    Infinera Corp.                                                      598,429   5,936,416             0.0%
#*    Inseego Corp.                                                        17,884      38,272             0.0%
*     Insight Enterprises, Inc.                                         1,101,926  46,391,085             0.3%
#*    Intelligent Systems Corp.                                            27,446     116,097             0.0%
#*    Internap Corp.                                                       88,108     273,135             0.0%
*     inTEST Corp.                                                          4,600      31,970             0.0%
*     IntriCon Corp.                                                       44,161     393,033             0.0%
      IXYS Corp.                                                          753,213  10,507,321             0.1%
*     Kemet Corp.                                                         475,330   5,328,449             0.0%
*     Key Tronic Corp.                                                    367,188   2,889,770             0.0%
*     Kimball Electronics, Inc.                                           798,917  13,781,318             0.1%
#*    Knowles Corp.                                                       814,902  14,448,212             0.1%
*     Kulicke & Soffa Industries, Inc.                                  2,045,534  45,656,319             0.3%
#*    KVH Industries, Inc.                                                269,689   2,157,512             0.0%
*     LGL Group, Inc. (The)                                                 8,402      40,162             0.0%
      ManTech International Corp. Class A                                 768,540  27,283,170             0.2%
#*    Maxwell Technologies, Inc.                                           36,275     221,278             0.0%
#*    Meet Group, Inc.(The)                                             1,047,978   6,245,949             0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                         SHARES      VALUE+    OF NET ASSETS**
                                                                        --------- ------------ ---------------
Information Technology -- (Continued)
#     MKS Instruments, Inc.                                             1,201,698 $ 94,032,868             0.7%
#*    ModusLink Global Solutions, Inc.                                    144,707      244,555             0.0%
#     MTS Systems Corp.                                                    11,875      551,594             0.0%
*     NCI, Inc. Class A                                                    30,335      450,475             0.0%
#*    NeoPhotonics Corp.                                                  354,636    2,751,975             0.0%
#*    NETGEAR, Inc.                                                       734,168   34,616,021             0.3%
#*    Netscout Systems, Inc.                                            1,356,551   51,074,145             0.4%
#*    NeuStar, Inc. Class A                                                59,075    1,961,290             0.0%
#*    Numerex Corp. Class A                                                 7,032       31,644             0.0%
*     Optical Cable Corp.                                                 169,845      509,535             0.0%
*     PAR Technology Corp.                                                169,861    1,452,312             0.0%
#     Park Electrochemical Corp.                                           96,854    1,677,511             0.0%
      PC Connection, Inc.                                                 865,681   24,879,672             0.2%
      PC-Tel, Inc.                                                        606,834    4,696,895             0.0%
#*    PCM, Inc.                                                           203,216    5,121,043             0.0%
*     Perceptron, Inc.                                                    206,707    1,752,875             0.0%
*     Perficient, Inc.                                                    200,881    3,499,347             0.0%
*     Photronics, Inc.                                                  1,953,774   22,468,401             0.2%
*     Plexus Corp.                                                        871,324   45,300,135             0.3%
*     PRGX Global, Inc.                                                    42,529      278,565             0.0%
*     Qualstar Corp.                                                       28,298      200,633             0.0%
#*    QuinStreet, Inc.                                                     80,068      358,705             0.0%
#*    RealNetworks, Inc.                                                  475,141    2,171,394             0.0%
#     Reis, Inc.                                                          277,533    5,217,620             0.0%
#     Relm Wireless Corp.                                                 128,245      647,637             0.0%
*     RetailMeNot, Inc.                                                 1,137,494   13,194,930             0.1%
#     RF Industries, Ltd.                                                  58,074       92,918             0.0%
#     Richardson Electronics, Ltd.                                        351,388    2,101,300             0.0%
*     Rightside Group, Ltd.                                                70,697      709,798             0.0%
*     Rogers Corp.                                                        102,318   10,532,615             0.1%
#*    Rubicon Project, Inc. (The)                                         664,955    3,796,893             0.0%
*     Rudolph Technologies, Inc.                                          463,787   11,362,782             0.1%
#*    Sanmina Corp.                                                     2,606,192   97,080,652             0.7%
*     ScanSource, Inc.                                                    681,356   26,913,562             0.2%
#*    Sigma Designs, Inc.                                                 903,434    5,601,291             0.0%
*     Sigmatron International, Inc.                                        16,500       89,430             0.0%
*     SolarEdge Technologies, Inc.                                         16,012      258,594             0.0%
#*    Sonus Networks, Inc.                                                474,082    3,640,950             0.0%
*     StarTek, Inc.                                                       219,527    1,993,305             0.0%
*     Stratasys, Ltd.                                                      55,727    1,379,801             0.0%
#*    Super Micro Computer, Inc.                                          541,266   13,206,890             0.1%
*     Sykes Enterprises, Inc.                                             980,333   29,223,727             0.2%
#*    Synchronoss Technologies, Inc.                                      493,582    7,897,312             0.1%
#     SYNNEX Corp.                                                        847,108   91,851,920             0.7%
      Systemax, Inc.                                                       14,385      190,457             0.0%
#*    Tech Data Corp.                                                   1,054,751  100,886,933             0.7%
      Tessco Technologies, Inc.                                            95,958    1,343,412             0.0%
#     TiVo Corp.                                                        2,303,809   45,500,228             0.3%
*     Trio-Tech International                                              39,533      162,876             0.0%
*     TSR, Inc.                                                             1,145        5,725             0.0%
#*    TTM Technologies, Inc.                                            2,999,279   50,177,938             0.4%
*     Ultra Clean Holdings, Inc.                                          901,586   17,346,515             0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS**
                                                                        ---------- -------------- ---------------
Information Technology -- (Continued)
*     Ultratech, Inc.                                                      139,015 $    4,242,738             0.0%
#*    Universal Security Instruments, Inc.                                  32,116         94,742             0.0%
#*    Veeco Instruments, Inc.                                              376,127     12,412,191             0.1%
#*    Virtusa Corp.                                                        227,591      7,050,769             0.1%
#     Vishay Intertechnology, Inc.                                       4,923,147     80,493,453             0.6%
#*    Vishay Precision Group, Inc.                                         375,616      6,460,595             0.1%
*     Wireless Telecom Group, Inc.                                         137,594        220,150             0.0%
*     Xcerra Corp.                                                         677,303      6,637,569             0.1%
*     YuMe, Inc.                                                            71,243        296,371             0.0%
#*    Zynga, Inc. Class A                                               18,347,816     53,025,188             0.4%
                                                                                   -------------- ---------------
Total Information Technology                                                        1,998,510,367            14.0%
                                                                                   -------------- ---------------
Materials -- (5.1%)
#     A Schulman, Inc.                                                     415,031     13,135,731             0.1%
*     American Biltrite, Inc.                                                  110         39,711             0.0%
#     American Vanguard Corp.                                              788,587     13,208,832             0.1%
#     Ampco-Pittsburgh Corp.                                               147,416      2,144,903             0.0%
*     Boise Cascade Co.                                                    655,826     20,002,693             0.1%
      Calgon Carbon Corp.                                                  294,147      4,279,839             0.0%
#     Carpenter Technology Corp.                                         1,553,161     63,058,337             0.4%
#*    Century Aluminum Co.                                               2,883,760     39,334,486             0.3%
      Chemours Co. (The)                                                    48,458      1,952,373             0.0%
#*    Clearwater Paper Corp.                                               221,447     10,762,324             0.1%
#*    Coeur Mining, Inc.                                                 1,190,190     10,783,121             0.1%
#     Commercial Metals Co.                                              4,169,164     77,713,217             0.5%
*     Core Molding Technologies, Inc.                                      198,382      3,923,996             0.0%
      Domtar Corp.                                                       2,221,439     88,080,056             0.6%
#     Ferroglobe P.L.C.                                                    792,985      7,652,305             0.1%
#     Friedman Industries, Inc.                                            182,776      1,133,211             0.0%
      FutureFuel Corp.                                                     436,422      6,747,084             0.1%
#     Greif, Inc. Class A                                                  665,921     39,036,289             0.3%
      Greif, Inc. Class B                                                      891         60,009             0.0%
#     Haynes International, Inc.                                           302,180     12,779,192             0.1%
#     Hecla Mining Co.                                                  12,535,408     68,317,974             0.5%
#     Kaiser Aluminum Corp.                                                134,174     11,325,627             0.1%
#     KapStone Paper and Packaging Corp.                                   434,583      9,165,356             0.1%
#*    Kraton Corp.                                                         793,648     25,960,226             0.2%
#     Kronos Worldwide, Inc.                                               301,246      5,277,830             0.0%
#*    LSB Industries, Inc.                                                 519,009      5,719,479             0.0%
      Materion Corp.                                                       492,008     18,720,904             0.1%
      Mercer International, Inc.                                         1,060,344     12,936,197             0.1%
      Minerals Technologies, Inc.                                           69,043      5,433,684             0.0%
      Myers Industries, Inc.                                                93,300      1,520,790             0.0%
*     Northern Technologies International Corp.                              2,032         31,598             0.0%
#     Olin Corp.                                                         1,389,045     44,630,016             0.3%
#     Olympic Steel, Inc.                                                  306,873      6,919,986             0.1%
      PH Glatfelter Co.                                                  1,155,071     24,845,577             0.2%
#*    Platform Specialty Products Corp.                                  1,167,090     16,537,665             0.1%
#*    Real Industry, Inc.                                                  120,508        313,321             0.0%
#*    Resolute Forest Products, Inc.                                     1,076,193      6,726,206             0.1%
      Schnitzer Steel Industries, Inc. Class A                             401,200      7,582,680             0.1%
      Stepan Co.                                                            17,297      1,466,786             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                         SHARES      VALUE+    OF NET ASSETS**
                                                                        --------- ------------ ---------------
Materials -- (Continued)
#*    Stillwater Mining Co.                                             2,852,106 $ 51,280,866             0.4%
*     SunCoke Energy, Inc.                                              1,655,659   15,182,393             0.1%
#*    Synalloy Corp.                                                       44,330      574,074             0.0%
#*    TimkenSteel Corp.                                                 1,133,045   17,086,319             0.1%
#*    Trecora Resources                                                    15,700      173,485             0.0%
#     Tredegar Corp.                                                    1,120,298   19,213,111             0.1%
#     Tronox, Ltd. Class A                                              1,919,467   31,690,400             0.2%
*     UFP Technologies, Inc.                                               43,783    1,169,006             0.0%
      United States Lime & Minerals, Inc.                                   1,889      149,458             0.0%
#*    Universal Stainless & Alloy Products, Inc.                          160,649    2,899,714             0.0%
#*    Verso Corp. Class A                                                  95,472      579,515             0.0%
*     Webco Industries, Inc.                                                8,863      747,594             0.0%
                                                                                  ------------ ---------------
Total Materials                                                                    830,005,546             5.8%
                                                                                  ------------ ---------------
Real Estate -- (0.2%)
#     Alexander & Baldwin, Inc.                                           279,701   12,869,043             0.1%
#*    Altisource Asset Management Corp.                                    12,965      993,119             0.0%
      Consolidated-Tomoka Land Co.                                            473       25,651             0.0%
*     Forestar Group, Inc.                                                169,490    2,398,283             0.0%
#*    FRP Holdings, Inc.                                                    6,769      289,036             0.0%
#     Griffin Industrial Realty, Inc.                                      17,982      544,315             0.0%
*     Maui Land & Pineapple Co., Inc.                                       2,439       33,292             0.0%
#     RE/MAX Holdings, Inc. Class A                                        57,472    3,399,469             0.0%
#     Stratus Properties, Inc.                                            122,376    3,652,924             0.1%
#*    Tejon Ranch Co.                                                      30,663      702,183             0.0%
#*    Trinity Place Holdings, Inc.                                        306,623    2,186,222             0.0%
                                                                                  ------------ ---------------
Total Real Estate                                                                   27,093,537             0.2%
                                                                                  ------------ ---------------
Telecommunication Services -- (0.8%)
*     Alaska Communications Systems Group, Inc.                           229,187      538,589             0.0%
#     ATN International, Inc.                                             249,171   17,240,141             0.1%
#     Frontier Communications Corp.                                       555,883    1,045,060             0.0%
#*    General Communication, Inc. Class A                                  97,150    3,637,296             0.0%
*     Hawaiian Telcom Holdco, Inc.                                         80,019    2,036,483             0.0%
#*    IDT Corp. Class B                                                     9,031      137,181             0.0%
#*    Iridium Communications, Inc.                                      1,424,615   15,100,919             0.1%
#     Spok Holdings, Inc.                                                 525,246    9,428,166             0.1%
      Telephone & Data Systems, Inc.                                    2,493,615   68,474,668             0.5%
#*    United States Cellular Corp.                                        174,159    6,823,550             0.1%
#     Windstream Holdings, Inc.                                           292,605    1,615,180             0.0%
                                                                                  ------------ ---------------
Total Telecommunication Services                                                   126,077,233             0.9%
                                                                                  ------------ ---------------
Utilities -- (0.0%)
#     Consolidated Water Co., Ltd.                                        146,320    1,726,576             0.0%
#     Genie Energy, Ltd. Class B                                              899        7,147             0.0%
      Ormat Technologies, Inc.                                             44,096    2,604,310             0.0%
#*    TerraForm Power, Inc. Class A                                       200,821    2,528,336             0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                SHARES        VALUE+      OF NET ASSETS**
                                                                              ----------- --------------- ---------------
Utilities -- (Continued)
#*          US Geothermal, Inc.                                                    12,607 $        52,697             0.0%
                                                                                          --------------- ---------------
Total Utilities                                                                                 6,919,066             0.0%
                                                                                          --------------- ---------------
TOTAL COMMON STOCKS                                                                        14,152,959,083            99.0%
                                                                                          --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
(degree)*   Capital Bank Corp. Contingent Value Rights                             45,703              --             0.0%
                                                                                          --------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                14,152,959,083
                                                                                          ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
            State Street Institutional U.S. Government Money Market Fund,
              0.680%                                                          126,007,973     126,007,973             0.9%
                                                                                          --------------- ---------------
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@        DFA Short Term Investment Fund                                    164,232,188   1,900,659,111            13.3%
                                                                                          --------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $12,611,886,187)                                      $16,179,626,167           113.2%
                                                                                          =============== ===============

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ------------------------------------------------------
                                                                      LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                                  --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary                                         $ 2,161,413,947 $    1,072,010      -- $ 2,162,485,957
   Consumer Staples                                                   666,413,820             --      --     666,413,820
   Energy                                                           1,328,131,757             --      --   1,328,131,757
   Financials                                                       3,829,490,496             --      --   3,829,490,496
   Health Care                                                        638,953,651             --      --     638,953,651
   Industrials                                                      2,538,877,653             --      --   2,538,877,653
   Information Technology                                           1,998,510,367             --      --   1,998,510,367
   Materials                                                          830,005,546             --      --     830,005,546
   Real Estate                                                         27,093,537             --      --      27,093,537
   Telecommunication Services                                         126,077,233             --      --     126,077,233
   Utilities                                                            6,919,066             --      --       6,919,066
Temporary Cash Investments                                            126,007,973             --      --     126,007,973
Securities Lending Collateral                                                  --  1,900,659,111      --   1,900,659,111
Futures Contracts**                                                     1,189,504             --      --       1,189,504
                                                                  --------------- -------------- ------- ---------------
TOTAL                                                             $14,279,084,550 $1,901,731,121      -- $16,180,815,671
                                                                  =============== ============== ======= ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                         U.S. CORE EQUITY 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
COMMON STOCKS -- (90.3%)
Consumer Discretionary -- (14.3%)
*                 1-800-Flowers.com, Inc. Class A                                    69,697 $    749,243             0.0%
                  A.H. Belo Corp. Class A                                            15,518       96,988             0.0%
                  Aaron's, Inc.                                                     127,302    4,575,234             0.0%
#                 Abercrombie & Fitch Co. Class A                                    78,331      939,189             0.0%
#                 Adient P.L.C.                                                      76,604    5,634,990             0.0%
                  Advance Auto Parts, Inc.                                           68,881    9,790,745             0.1%
*                 Amazon.com, Inc.                                                  284,735  263,377,028             1.4%
                  AMC Entertainment Holdings, Inc. Class A                           95,984    2,908,315             0.0%
#*                AMC Networks, Inc. Class A                                         85,917    5,127,527             0.0%
                  AMCON Distributing Co.                                                247       23,527             0.0%
#*                America's Car-Mart, Inc.                                           14,655      546,632             0.0%
*                 American Axle & Manufacturing Holdings, Inc.                      183,747    3,232,110             0.0%
#                 American Eagle Outfitters, Inc.                                   440,461    6,206,095             0.0%
#*                American Outdoor Brands Corp.                                     109,691    2,429,656             0.0%
*                 American Public Education, Inc.                                    30,346      670,647             0.0%
                  Aramark                                                           275,101   10,046,689             0.1%
                  Ark Restaurants Corp.                                               2,510       63,629             0.0%
#*                Asbury Automotive Group, Inc.                                      60,435    3,698,622             0.0%
#*                Ascena Retail Group, Inc.                                         268,682    1,050,547             0.0%
*                 Ascent Capital Group, Inc. Class A                                 16,346      209,392             0.0%
#                 Autoliv, Inc.                                                     102,681   10,287,609             0.1%
#*                AutoNation, Inc.                                                  183,214    7,694,988             0.1%
#*                AutoZone, Inc.                                                     13,837    9,577,833             0.1%
#*                AV Homes, Inc.                                                      8,825      154,879             0.0%
*                 Ballantyne Strong, Inc.                                            10,077       63,485             0.0%
*                 Barnes & Noble Education, Inc.                                     80,650      839,567             0.0%
#                 Barnes & Noble, Inc.                                              145,148    1,241,015             0.0%
                  Bassett Furniture Industries, Inc.                                  7,766      233,368             0.0%
                  BBX Capital Corp.                                                   1,495       10,166             0.0%
                  Beasley Broadcast Group, Inc. Class A                               3,374       44,368             0.0%
*                 Beazer Homes USA, Inc.                                             11,219      139,228             0.0%
#*                bebe stores, Inc.                                                     798        3,176             0.0%
#                 Bed Bath & Beyond, Inc.                                           285,903   11,078,741             0.1%
*                 Belmond, Ltd. Class A                                             212,013    2,628,961             0.0%
#                 Best Buy Co., Inc.                                                592,519   30,698,409             0.2%
#                 Big 5 Sporting Goods Corp.                                         38,061      586,139             0.0%
#                 Big Lots, Inc.                                                    124,716    6,296,911             0.0%
*                 Biglari Holdings, Inc.                                                  9        3,840             0.0%
*                 BJ's Restaurants, Inc.                                             39,663    1,788,801             0.0%
#                 Bloomin' Brands, Inc.                                             271,926    5,898,075             0.0%
                  Bob Evans Farms, Inc.                                              39,564    2,640,501             0.0%
*                 Bojangles', Inc.                                                    8,164      179,200             0.0%
#                 BorgWarner, Inc.                                                  280,119   11,843,431             0.1%
                  Bowl America, Inc. Class A                                          1,576       22,710             0.0%
#*                Boyd Gaming Corp.                                                  37,566      851,997             0.0%
#*                Bravo Brio Restaurant Group, Inc.                                  27,568      133,705             0.0%
*                 Bridgepoint Education, Inc.                                        80,909      987,090             0.0%
*                 Bright Horizons Family Solutions, Inc.                            104,905    7,985,369             0.1%
#                 Brinker International, Inc.                                        98,293    4,343,568             0.0%
                  Brunswick Corp.                                                   160,237    9,093,450             0.1%
#                 Buckle, Inc. (The)                                                 23,083      431,652             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Consumer Discretionary -- (Continued)
*                 Buffalo Wild Wings, Inc.                                             40,348 $  6,356,827             0.0%
#*                Build-A-Bear Workshop, Inc.                                          37,992      395,117             0.0%
#*                Burlington Stores, Inc.                                              86,953    8,601,391             0.1%
*                 Cabela's, Inc.                                                      138,627    7,569,034             0.1%
#                 Cable One, Inc.                                                      10,919    7,445,229             0.0%
#                 CalAtlantic Group, Inc.                                             224,855    8,144,248             0.1%
                  Caleres, Inc.                                                        75,752    2,183,173             0.0%
                  Callaway Golf Co.                                                   142,807    1,692,263             0.0%
*                 Cambium Learning Group, Inc.                                         63,961      311,490             0.0%
                  Canterbury Park Holding Corp.                                         2,402       24,380             0.0%
                  Capella Education Co.                                                25,866    2,465,030             0.0%
*                 Career Education Corp.                                              149,016    1,512,512             0.0%
*                 CarMax, Inc.                                                        205,886   12,044,331             0.1%
                  Carnival Corp.                                                      196,669   12,148,244             0.1%
#                 Carriage Services, Inc.                                              40,620    1,110,957             0.0%
*                 Carrols Restaurant Group, Inc.                                       80,747    1,130,458             0.0%
#                 Carter's, Inc.                                                       92,302    8,495,476             0.1%
                  Cato Corp. (The) Class A                                             45,681    1,030,563             0.0%
*                 Cavco Industries, Inc.                                               12,562    1,491,738             0.0%
                  CBS Corp. Class A                                                     9,684      651,249             0.0%
                  CBS Corp. Class B                                                   250,131   16,648,719             0.1%
#*                Central European Media Enterprises, Ltd. Class A                     30,475      124,948             0.0%
*                 Century Communities, Inc.                                               952       25,990             0.0%
*                 Charles & Colvard, Ltd.                                              17,475       16,427             0.0%
*                 Charter Communications, Inc. Class A                                145,976   50,385,076             0.3%
#                 Cheesecake Factory, Inc. (The)                                       98,254    6,303,977             0.0%
#*                Cherokee, Inc.                                                        7,301       62,789             0.0%
#                 Chico's FAS, Inc.                                                   278,064    3,842,844             0.0%
#                 Children's Place, Inc. (The)                                         46,632    5,353,354             0.0%
#*                Chipotle Mexican Grill, Inc.                                         16,056    7,618,090             0.1%
#                 Choice Hotels International, Inc.                                    88,579    5,553,903             0.0%
#*                Christopher & Banks Corp.                                            36,826       45,296             0.0%
                  Churchill Downs, Inc.                                                 5,206      868,361             0.0%
#*                Chuy's Holdings, Inc.                                                28,968      863,246             0.0%
#                 Cinemark Holdings, Inc.                                             239,485   10,345,752             0.1%
                  Citi Trends, Inc.                                                    33,816      635,403             0.0%
                  Clear Channel Outdoor Holdings, Inc. Class A                         35,383      182,222             0.0%
#                 ClubCorp Holdings, Inc.                                             124,210    1,670,625             0.0%
#                 Coach, Inc.                                                         234,749    9,246,763             0.1%
                  Collectors Universe, Inc.                                             8,102      221,266             0.0%
#                 Columbia Sportswear Co.                                             106,791    6,046,506             0.0%
                  Comcast Corp. Class A                                             4,057,379  159,008,683             0.9%
#*                Conn's, Inc.                                                         29,186      513,674             0.0%
#                 Cooper Tire & Rubber Co.                                            117,807    4,512,008             0.0%
*                 Cooper-Standard Holdings, Inc.                                       36,852    4,166,856             0.0%
                  Core-Mark Holding Co., Inc.                                          71,404    2,500,568             0.0%
#                 Cracker Barrel Old Country Store, Inc.                               57,405    9,195,707             0.1%
#*                Crocs, Inc.                                                          96,113      598,784             0.0%
                  CSS Industries, Inc.                                                  2,658       70,065             0.0%
                  CST Brands, Inc.                                                    156,945    7,578,874             0.1%
                  Culp, Inc.                                                           27,347      877,839             0.0%
                  Dana, Inc.                                                          375,377    7,289,821             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#                 Darden Restaurants, Inc.                                            130,879 $11,149,582             0.1%
*                 Dave & Buster's Entertainment, Inc.                                  95,768   6,130,110             0.0%
*                 Deckers Outdoor Corp.                                                57,698   3,438,224             0.0%
*                 Del Frisco's Restaurant Group, Inc.                                  24,225     416,670             0.0%
*                 Del Taco Restaurants, Inc.                                           15,970     210,006             0.0%
                  Delphi Automotive P.L.C.                                            180,723  14,530,129             0.1%
*                 Delta Apparel, Inc.                                                   6,441     112,911             0.0%
#*                Denny's Corp.                                                       134,426   1,707,210             0.0%
*                 Destination Maternity Corp.                                          10,940      37,415             0.0%
#*                Destination XL Group, Inc.                                           56,418     143,866             0.0%
#                 DeVry Education Group, Inc.                                         105,255   3,983,902             0.0%
#                 Dick's Sporting Goods, Inc.                                         194,598   9,836,929             0.1%
#                 Dillard's, Inc. Class A                                              74,845   4,144,168             0.0%
#                 DineEquity, Inc.                                                     39,524   2,234,687             0.0%
#*                Discovery Communications, Inc. Class A                              278,886   8,026,339             0.1%
*                 Discovery Communications, Inc. Class B                                1,400      40,530             0.0%
#*                Discovery Communications, Inc. Class C                              372,139  10,412,449             0.1%
*                 DISH Network Corp. Class A                                          151,631   9,771,102             0.1%
*                 Dixie Group, Inc. (The)                                               4,689      17,584             0.0%
#                 Dollar General Corp.                                                180,914  13,154,257             0.1%
*                 Dollar Tree, Inc.                                                   255,868  21,178,194             0.1%
#                 Domino's Pizza, Inc.                                                 49,930   9,056,803             0.1%
#*                Dorman Products, Inc.                                                58,374   4,853,798             0.0%
                  Dover Motorsports, Inc.                                               3,182       6,523             0.0%
                  DR Horton, Inc.                                                     340,929  11,213,155             0.1%
#                 DSW, Inc. Class A                                                   147,327   3,037,883             0.0%
*                 Duluth Holdings, Inc. Class B                                         5,670     125,591             0.0%
#                 Dunkin' Brands Group, Inc.                                          146,856   8,203,376             0.1%
#                 Educational Development Corp.                                         1,932      15,939             0.0%
*                 El Pollo Loco Holdings, Inc.                                          1,300      16,315             0.0%
#*                Eldorado Resorts, Inc.                                               12,389     236,940             0.0%
*                 Emerson Radio Corp.                                                  14,810      18,513             0.0%
                  Entercom Communications Corp. Class A                                24,588     311,038             0.0%
                  Entravision Communications Corp. Class A                            126,023     781,343             0.0%
#                 Escalade, Inc.                                                        9,623     128,467             0.0%
#                 Ethan Allen Interiors, Inc.                                          46,808   1,394,878             0.0%
#*                Etsy, Inc.                                                           45,741     492,173             0.0%
*                 EVINE Live, Inc.                                                     36,640      51,296             0.0%
#*                EW Scripps Co. (The) Class A                                        114,562   2,552,441             0.0%
#                 Expedia, Inc.                                                       102,962  13,768,079             0.1%
#*                Express, Inc.                                                       165,815   1,430,983             0.0%
                  Extended Stay America, Inc.                                          10,050     175,272             0.0%
#*                Famous Dave's of America, Inc.                                        4,605      18,420             0.0%
*                 Fiesta Restaurant Group, Inc.                                        34,603     842,583             0.0%
                  Finish Line, Inc. (The) Class A                                      85,507   1,351,866             0.0%
#*                Five Below, Inc.                                                     56,382   2,769,484             0.0%
                  Flanigan's Enterprises, Inc.                                            300       7,560             0.0%
                  Flexsteel Industries, Inc.                                            5,486     291,416             0.0%
                  Foot Locker, Inc.                                                   151,452  11,713,298             0.1%
                  Ford Motor Co.                                                    3,122,235  35,812,035             0.2%
#*                Fossil Group, Inc.                                                   87,105   1,502,561             0.0%
*                 Fox Factory Holding Corp.                                            69,498   2,088,415             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Consumer Discretionary -- (Continued)
#*                Francesca's Holdings Corp.                                          109,220 $  1,723,492             0.0%
#                 Fred's, Inc. Class A                                                 70,219    1,033,624             0.0%
#*                FTD Cos., Inc.                                                       32,986      659,720             0.0%
*                 Full House Resorts, Inc.                                              1,684        4,058             0.0%
#*                G-III Apparel Group, Ltd.                                            68,586    1,625,488             0.0%
#                 GameStop Corp. Class A                                              214,131    4,858,632             0.0%
                  Gannett Co., Inc.                                                   194,111    1,622,768             0.0%
#                 Gap, Inc. (The)                                                     589,756   15,451,607             0.1%
#                 Garmin, Ltd.                                                        174,030    8,847,685             0.1%
                  General Motors Co.                                                1,143,890   39,624,350             0.2%
#*                Genesco, Inc.                                                        32,731    1,744,562             0.0%
                  Gentex Corp.                                                        531,874   10,983,198             0.1%
#*                Gentherm, Inc.                                                       75,108    2,790,262             0.0%
#                 Genuine Parts Co.                                                   165,669   15,244,861             0.1%
#                 GNC Holdings, Inc. Class A                                           72,366      563,007             0.0%
                  Goodyear Tire & Rubber Co. (The)                                    438,261   15,878,196             0.1%
#*                GoPro, Inc. Class A                                                 153,221    1,264,073             0.0%
                  Graham Holdings Co. Class B                                           6,375    3,835,837             0.0%
#*                Grand Canyon Education, Inc.                                         97,981    7,364,252             0.0%
*                 Gray Television, Inc.                                               116,513    1,706,915             0.0%
*                 Gray Television, Inc. Class A                                           600        7,830             0.0%
*                 Green Brick Partners, Inc.                                              767        7,900             0.0%
#                 Group 1 Automotive, Inc.                                             39,074    2,694,152             0.0%
#                 Guess?, Inc.                                                        170,456    1,902,289             0.0%
#                 H&R Block, Inc.                                                     314,997    7,808,776             0.1%
#*                Habit Restaurants, Inc. (The) Class A                                   599       11,321             0.0%
#                 Hanesbrands, Inc.                                                   281,187    6,132,688             0.0%
#                 Harley-Davidson, Inc.                                               189,502   10,765,609             0.1%
*                 Harte-Hanks, Inc.                                                    96,471      131,201             0.0%
#                 Hasbro, Inc.                                                         90,479    8,967,374             0.1%
                  Haverty Furniture Cos., Inc.                                         26,199      645,805             0.0%
                  Haverty Furniture Cos., Inc. Class A                                  1,608       39,798             0.0%
*                 Helen of Troy, Ltd.                                                  48,165    4,527,510             0.0%
#*                Hibbett Sports, Inc.                                                 31,456      817,856             0.0%
#*                Hilton Grand Vacations, Inc.                                         46,464    1,555,150             0.0%
                  Hilton Worldwide Holdings, Inc.                                     204,656   12,068,564             0.1%
                  Home Depot, Inc. (The)                                              852,036  133,002,820             0.7%
                  Hooker Furniture Corp.                                               15,844      688,422             0.0%
#*                Horizon Global Corp.                                                 29,401      414,260             0.0%
*                 Houghton Mifflin Harcourt Co.                                       157,368    1,809,732             0.0%
#*                Hovnanian Enterprises, Inc. Class A                                   8,847       20,702             0.0%
#                 HSN, Inc.                                                            67,098    2,475,916             0.0%
#*                Hyatt Hotels Corp. Class A                                           41,526    2,304,693             0.0%
#*                Iconix Brand Group, Inc.                                             60,513      423,591             0.0%
                  ILG, Inc.                                                           178,210    4,296,643             0.0%
#*                IMAX Corp.                                                           15,310      466,955             0.0%
*                 Installed Building Products, Inc.                                    43,042    2,296,291             0.0%
#                 International Game Technology P.L.C.                                 57,160    1,268,952             0.0%
                  International Speedway Corp. Class A                                  6,552      243,079             0.0%
#                 Interpublic Group of Cos., Inc. (The)                               384,312    9,058,234             0.1%
*                 Intrawest Resorts Holdings, Inc.                                      2,217       52,277             0.0%
#*                iRobot Corp.                                                         37,940    3,025,336             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*                 Isle of Capri Casinos, Inc.                                        30,209 $   696,620             0.0%
*                 J Alexander's Holdings, Inc.                                       11,747     129,217             0.0%
                  Jack in the Box, Inc.                                              57,377   5,850,733             0.0%
*                 JAKKS Pacific, Inc.                                                12,915      63,284             0.0%
#*                Jamba, Inc.                                                        17,844     152,031             0.0%
#*                JC Penney Co., Inc.                                               553,231   2,976,383             0.0%
                  John Wiley & Sons, Inc. Class A                                    91,631   4,828,954             0.0%
                  John Wiley & Sons, Inc. Class B                                     4,638     246,231             0.0%
                  Johnson Outdoors, Inc. Class A                                      8,183     297,207             0.0%
*                 K12, Inc.                                                          49,698     936,807             0.0%
#*                Kate Spade & Co.                                                  155,127   2,699,210             0.0%
#                 KB Home                                                            62,897   1,295,678             0.0%
#*                Kirkland's, Inc.                                                   30,870     363,031             0.0%
#                 Kohl's Corp.                                                      322,327  12,580,423             0.1%
#*                Kona Grill, Inc.                                                    4,321      24,630             0.0%
*                 Koss Corp.                                                          1,533       3,311             0.0%
#                 L Brands, Inc.                                                    108,943   5,753,280             0.0%
*                 La Quinta Holdings, Inc.                                          146,066   2,060,991             0.0%
                  La-Z-Boy, Inc.                                                     91,128   2,542,471             0.0%
*                 Lakeland Industries, Inc.                                           3,968      42,259             0.0%
#*                Lands' End, Inc.                                                   22,424     529,206             0.0%
                  Las Vegas Sands Corp.                                             283,254  16,709,153             0.1%
(degree)*         Lazare Kaplan International, Inc.                                   1,600         225             0.0%
#                 LCI Industries                                                     50,127   5,070,346             0.0%
                  Lear Corp.                                                        132,287  18,872,063             0.1%
#*                Lee Enterprises, Inc.                                              20,446      53,160             0.0%
#                 Leggett & Platt, Inc.                                             146,282   7,685,656             0.1%
                  Lennar Corp. Class A                                              175,548   8,865,174             0.1%
                  Lennar Corp. Class B                                               17,482     744,908             0.0%
                  Libbey, Inc.                                                       57,764     606,522             0.0%
*                 Liberty Broadband Corp. Class A                                    30,193   2,715,256             0.0%
#*                Liberty Broadband Corp. Class C                                    95,289   8,686,545             0.1%
*                 Liberty Expedia Holdings, Inc. Class A                             51,899   2,507,241             0.0%
*                 Liberty Interactive Corp., QVC Group Class A                      412,224   8,730,904             0.1%
*                 Liberty Interactive Corp., QVC Group Class B                        1,148      24,498             0.0%
*                 Liberty Media Corp.-Liberty Braves Class A                          5,907     146,671             0.0%
*                 Liberty Media Corp.-Liberty Braves Class B                            239       6,187             0.0%
#*                Liberty Media Corp.-Liberty Braves Class C                         12,726     312,042             0.0%
#*                Liberty Media Corp.-Liberty Formula One Class A                    14,769     500,817             0.0%
*                 Liberty Media Corp.-Liberty Formula One Class B                       598      20,377             0.0%
#*                Liberty Media Corp.-Liberty Formula One Class C                    31,815   1,114,161             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class A                       59,077   2,250,834             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class B                        2,392      93,216             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class C                      127,261   4,834,645             0.0%
*                 Liberty TripAdvisor Holdings, Inc. Class A                        113,794   1,672,772             0.0%
*                 Liberty TripAdvisor Holdings, Inc. Class B                            694      10,028             0.0%
*                 Liberty Ventures Series A                                          77,849   4,192,169             0.0%
                  Lifetime Brands, Inc.                                              11,349     217,901             0.0%
#                 Lions Gate Entertainment Corp. Class A                             84,862   2,220,839             0.0%
#*                Lions Gate Entertainment Corp. Class B                            128,613   3,067,420             0.0%
#                 Lithia Motors, Inc. Class A                                        48,735   4,656,629             0.0%
#*                Live Nation Entertainment, Inc.                                   307,694   9,895,439             0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*                 LKQ Corp.                                                         369,216 $11,534,308             0.1%
                  Lowe's Cos., Inc.                                                 576,314  48,917,532             0.3%
#*                Luby's, Inc.                                                       41,043     120,666             0.0%
#*                Lululemon Athletica, Inc.                                          83,853   4,360,356             0.0%
#*                Lumber Liquidators Holdings, Inc.                                  22,193     544,838             0.0%
#*                M/I Homes, Inc.                                                    45,749   1,242,543             0.0%
#                 Macy's, Inc.                                                      638,353  18,652,675             0.1%
#*                Madison Square Garden Co. (The) Class A                            26,315   5,309,578             0.0%
                  Marcus Corp. (The)                                                 16,904     571,355             0.0%
                  Marine Products Corp.                                              11,488     137,396             0.0%
*                 MarineMax, Inc.                                                    40,975     833,841             0.0%
                  Marriott International, Inc. Class A                              207,211  19,564,863             0.1%
                  Marriott Vacations Worldwide Corp.                                 58,716   6,469,329             0.0%
#                 Mattel, Inc.                                                      215,877   4,839,962             0.0%
#*                McClatchy Co. (The) Class A                                         6,581      70,943             0.0%
                  McDonald's Corp.                                                  527,922  73,872,125             0.4%
#                 MDC Holdings, Inc.                                                104,138   3,229,319             0.0%
(degree)          Media General, Inc.                                                34,446      65,447             0.0%
#                 Meredith Corp.                                                     90,667   5,308,553             0.0%
*                 Meritage Homes Corp.                                               85,142   3,316,281             0.0%
                  MGM Resorts International                                         434,678  13,348,961             0.1%
#*                Michael Kors Holdings, Ltd.                                       193,823   7,235,413             0.0%
#*                Michaels Cos., Inc. (The)                                         166,416   3,887,478             0.0%
*                 Modine Manufacturing Co.                                           73,114     884,679             0.0%
*                 Mohawk Industries, Inc.                                           102,885  24,156,369             0.1%
*                 Monarch Casino & Resort, Inc.                                       6,425     189,345             0.0%
#                 Monro Muffler Brake, Inc.                                          48,803   2,530,436             0.0%
#*                Motorcar Parts of America, Inc.                                    28,508     864,363             0.0%
#                 Movado Group, Inc.                                                 19,211     449,537             0.0%
*                 MSG Networks, Inc. Class A                                        123,281   3,075,861             0.0%
#*                Murphy USA, Inc.                                                   90,948   6,327,252             0.0%
#                 NACCO Industries, Inc. Class A                                      7,497     634,621             0.0%
*                 Nathan's Famous, Inc.                                               5,441     371,076             0.0%
                  National CineMedia, Inc.                                          106,437   1,263,407             0.0%
#*                Nautilus, Inc.                                                     60,278   1,097,060             0.0%
*                 Netflix, Inc.                                                     102,826  15,650,117             0.1%
#*                Nevada Gold & Casinos, Inc.                                           700       1,568             0.0%
                  New Media Investment Group, Inc.                                    2,726      35,874             0.0%
*                 New York & Co., Inc.                                               53,002      88,513             0.0%
#                 New York Times Co. (The) Class A                                  253,826   3,667,786             0.0%
#                 Newell Brands, Inc.                                               138,857   6,629,033             0.0%
                  News Corp. Class A                                                270,057   3,435,125             0.0%
#                 News Corp. Class B                                                123,242   1,602,146             0.0%
                  Nexstar Media Group, Inc.                                          99,616   6,873,504             0.0%
#                 NIKE, Inc. Class B                                                786,388  43,573,759             0.2%
                  Nobility Homes, Inc.                                                1,105      17,542             0.0%
#                 Nordstrom, Inc.                                                   187,274   9,039,716             0.1%
#*                Norwegian Cruise Line Holdings, Ltd.                              266,470  14,370,727             0.1%
                  Nutrisystem, Inc.                                                  45,595   2,437,053             0.0%
*                 NVR, Inc.                                                           4,716   9,956,655             0.1%
#*                O'Reilly Automotive, Inc.                                          65,153  16,167,717             0.1%
                  Office Depot, Inc.                                                798,903   3,970,548             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*                Ollie's Bargain Outlet Holdings, Inc.                              63,845 $ 2,445,264             0.0%
#                 Omnicom Group, Inc.                                               175,097  14,378,966             0.1%
#*                Overstock.com, Inc.                                                60,926   1,057,066             0.0%
#                 Oxford Industries, Inc.                                            31,371   1,818,891             0.0%
                  P&F Industries, Inc. Class A                                          504       3,473             0.0%
#*                Panera Bread Co. Class A                                           38,897  12,162,314             0.1%
#                 Papa John's International, Inc.                                    58,673   4,638,687             0.0%
#*                Party City Holdco, Inc.                                            19,247     307,952             0.0%
*                 Penn National Gaming, Inc.                                        113,225   2,092,398             0.0%
#                 Penske Automotive Group, Inc.                                     178,978   8,539,040             0.1%
*                 Perfumania Holdings, Inc.                                           2,203       2,313             0.0%
*                 Perry Ellis International, Inc.                                    13,637     279,831             0.0%
                  PetMed Express, Inc.                                               25,613     591,660             0.0%
#                 Pier 1 Imports, Inc.                                              171,660   1,156,988             0.0%
*                 Pinnacle Entertainment, Inc.                                       63,869   1,313,785             0.0%
#                 Planet Fitness, Inc. Class A                                       94,712   1,970,010             0.0%
#                 Polaris Industries, Inc.                                          120,147  10,243,733             0.1%
#                 Pool Corp.                                                         59,637   7,133,778             0.0%
*                 Potbelly Corp.                                                      4,369      60,948             0.0%
*                 Priceline Group, Inc. (The)                                        24,633  45,492,717             0.3%
                  PulteGroup, Inc.                                                  344,862   7,818,022             0.1%
                  PVH Corp.                                                          70,544   7,127,060             0.0%
*                 QEP Co., Inc.                                                         352       8,092             0.0%
#*                Radio One, Inc. Class D                                            16,485      49,455             0.0%
#                 Ralph Lauren Corp.                                                 60,420   4,877,102             0.0%
                  RCI Hospitality Holdings, Inc.                                      7,842     130,491             0.0%
*                 Reading International, Inc. Class A                                10,059     158,228             0.0%
*                 Red Lion Hotels Corp.                                              13,744      89,336             0.0%
#*                Red Robin Gourmet Burgers, Inc.                                    27,494   1,615,273             0.0%
#                 Regal Entertainment Group Class A                                 237,442   5,240,345             0.0%
*                 Regis Corp.                                                        52,558     573,408             0.0%
#                 Rent-A-Center, Inc.                                                88,792     949,186             0.0%
#*                RH                                                                 58,951   2,827,879             0.0%
                  Rocky Brands, Inc.                                                  7,436     105,591             0.0%
                  Ross Stores, Inc.                                                 268,071  17,424,615             0.1%
                  Royal Caribbean Cruises, Ltd.                                     203,609  21,704,719             0.1%
*                 Ruby Tuesday, Inc.                                                 95,228     242,831             0.0%
                  Ruth's Hospitality Group, Inc.                                     72,351   1,439,785             0.0%
                  Saga Communications, Inc. Class A                                   1,544      79,130             0.0%
                  Salem Media Group, Inc.                                            12,181      93,185             0.0%
#*                Sally Beauty Holdings, Inc.                                       203,271   3,866,214             0.0%
                  Scholastic Corp.                                                   37,801   1,634,137             0.0%
#*                Scientific Games Corp. Class A                                    110,949   2,635,039             0.0%
#                 Scripps Networks Interactive, Inc. Class A                        106,928   7,989,660             0.1%
#                 SeaWorld Entertainment, Inc.                                      180,426   3,162,868             0.0%
#*                Select Comfort Corp.                                               98,868   3,055,021             0.0%
#*                Sequential Brands Group, Inc.                                       2,521       8,496             0.0%
#                 Service Corp. International                                       370,794  11,946,983             0.1%
#*                ServiceMaster Global Holdings, Inc.                               185,516   7,068,160             0.0%
#*                Shake Shack, Inc. Class A                                           7,132     242,060             0.0%
*                 Shiloh Industries, Inc.                                            18,572     228,436             0.0%
                  Shoe Carnival, Inc.                                                23,587     598,402             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*                Shutterfly, Inc.                                                     54,612 $ 2,834,363             0.0%
#                 Signet Jewelers, Ltd.                                               144,033   9,483,133             0.1%
#                 Sinclair Broadcast Group, Inc. Class A                              158,289   6,244,501             0.0%
#                 Sirius XM Holdings, Inc.                                          1,507,494   7,462,095             0.0%
#                 Six Flags Entertainment Corp.                                       145,277   9,095,793             0.1%
*                 Skechers U.S.A., Inc. Class A                                       258,547   6,528,312             0.0%
*                 Skyline Corp.                                                         4,311      26,556             0.0%
#                 Sonic Automotive, Inc. Class A                                       76,409   1,497,616             0.0%
#                 Sonic Corp.                                                          61,773   1,660,458             0.0%
#*                Sotheby's                                                            99,510   4,712,794             0.0%
                  Spartan Motors, Inc.                                                 27,734     228,806             0.0%
                  Speedway Motorsports, Inc.                                           36,358     656,262             0.0%
#*                Sportsman's Warehouse Holdings, Inc.                                 23,006      94,095             0.0%
#                 Stage Stores, Inc.                                                   63,240     182,131             0.0%
                  Standard Motor Products, Inc.                                        43,594   2,215,883             0.0%
                  Stanley Furniture Co., Inc.                                           8,749       9,974             0.0%
                  Staples, Inc.                                                       504,219   4,926,220             0.0%
                  Starbucks Corp.                                                   1,007,502  60,510,570             0.3%
#                 Stein Mart, Inc.                                                    100,423     248,045             0.0%
#*                Steven Madden, Ltd.                                                 112,380   4,276,059             0.0%
*                 Stoneridge, Inc.                                                     62,814   1,231,783             0.0%
                  Strattec Security Corp.                                               2,661      85,551             0.0%
#                 Strayer Education, Inc.                                              24,844   2,154,223             0.0%
#                 Sturm Ruger & Co., Inc.                                              34,520   2,086,734             0.0%
                  Superior Industries International, Inc.                              24,359     529,808             0.0%
                  Superior Uniform Group, Inc.                                         13,906     253,645             0.0%
*                 Sypris Solutions, Inc.                                               12,624      13,508             0.0%
#                 Tailored Brands, Inc.                                                16,160     199,253             0.0%
*                 Tandy Leather Factory, Inc.                                          14,264     124,810             0.0%
                  Target Corp.                                                        360,473  20,132,417             0.1%
*                 Taylor Morrison Home Corp. Class A                                   61,012   1,409,377             0.0%
                  TEGNA, Inc.                                                         445,535  11,352,232             0.1%
#*                Tempur Sealy International, Inc.                                    114,095   5,356,760             0.0%
                  Tenneco, Inc.                                                       130,536   8,227,684             0.1%
#*                Tesla, Inc.                                                          28,532   8,961,045             0.1%
                  Texas Roadhouse, Inc.                                               132,920   6,231,290             0.0%
                  Thor Industries, Inc.                                               132,613  12,754,718             0.1%
                  Tiffany & Co.                                                       148,446  13,605,076             0.1%
#                 Tile Shop Holdings, Inc.                                             53,717   1,146,858             0.0%
                  Tilly's, Inc. Class A                                                 9,547      91,269             0.0%
                  Time Warner, Inc.                                                   482,981  47,945,524             0.3%
                  Time, Inc.                                                          122,571   1,863,079             0.0%
                  TJX Cos., Inc. (The)                                                448,771  35,291,351             0.2%
#                 Toll Brothers, Inc.                                                 264,262   9,510,789             0.1%
*                 TopBuild Corp.                                                       30,939   1,583,767             0.0%
                  Tower International, Inc.                                            41,351   1,120,612             0.0%
*                 Town Sports International Holdings, Inc.                             17,552      68,453             0.0%
                  Tractor Supply Co.                                                  111,922   6,929,091             0.0%
*                 Trans World Entertainment Corp.                                         200         380             0.0%
*                 TRI Pointe Group, Inc.                                              213,141   2,653,605             0.0%
                  Tribune Media Co. Class A                                             3,527     128,947             0.0%
#*                TripAdvisor, Inc.                                                    73,293   3,298,918             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
Consumer Discretionary -- (Continued)
#*                tronc, Inc.                                                             800 $       11,472             0.0%
#*                Tuesday Morning Corp.                                                36,500        118,625             0.0%
#                 Tupperware Brands Corp.                                              67,681      4,860,173             0.0%
                  Twenty-First Century Fox, Inc. Class A                              608,432     18,581,513             0.1%
                  Twenty-First Century Fox, Inc. Class B                              258,411      7,716,152             0.1%
*                 Ulta Salon Cosmetics & Fragrance, Inc.                               51,754     14,565,646             0.1%
#*                Under Armour, Inc. Class A                                          100,646      2,162,883             0.0%
#*                Under Armour, Inc. Class C                                          101,636      1,972,755             0.0%
*                 Unifi, Inc.                                                          18,165        509,892             0.0%
#*                Universal Electronics, Inc.                                          21,364      1,480,525             0.0%
                  Universal Technical Institute, Inc.                                  16,908         61,207             0.0%
#*                Urban Outfitters, Inc.                                              267,944      6,130,559             0.0%
*                 US Auto Parts Network, Inc.                                          19,452         70,611             0.0%
                  Vail Resorts, Inc.                                                   47,783      9,444,788             0.1%
#*                Vera Bradley, Inc.                                                   15,343        140,388             0.0%
#                 VF Corp.                                                            147,303      8,047,163             0.1%
#                 Viacom, Inc. Class A                                                 14,021        625,337             0.0%
                  Viacom, Inc. Class B                                                456,652     19,435,109             0.1%
*                 Vista Outdoor, Inc.                                                  95,203      1,862,171             0.0%
#*                Visteon Corp.                                                        77,200      7,947,740             0.1%
#*                Vitamin Shoppe, Inc.                                                 50,468        974,032             0.0%
*                 VOXX International Corp.                                             38,950        253,175             0.0%
                  Walt Disney Co. (The)                                               910,925    105,302,930             0.6%
*                 Weight Watchers International, Inc.                                  38,632        806,636             0.0%
#                 Wendy's Co. (The)                                                   703,189     10,365,006             0.1%
*                 West Marine, Inc.                                                    18,950        207,692             0.0%
                  Weyco Group, Inc.                                                     6,018        168,263             0.0%
#                 Whirlpool Corp.                                                     129,777     24,096,993             0.1%
#*                William Lyon Homes Class A                                           13,943        306,746             0.0%
#                 Williams-Sonoma, Inc.                                               205,182     11,090,087             0.1%
#                 Wingstop, Inc.                                                        9,215        271,197             0.0%
                  Winmark Corp.                                                         4,093        528,406             0.0%
                  Winnebago Industries, Inc.                                           59,677      1,712,730             0.0%
                  Wolverine World Wide, Inc.                                          179,001      4,315,714             0.0%
                  World Wrestling Entertainment, Inc. Class A                          18,501        396,476             0.0%
#                 Wyndham Worldwide Corp.                                             124,395     11,856,087             0.1%
#                 Wynn Resorts, Ltd.                                                   54,002      6,642,786             0.0%
                  Yum! Brands, Inc.                                                   232,451     15,283,653             0.1%
*                 ZAGG, Inc.                                                           63,757        452,675             0.0%
#*                Zumiez, Inc.                                                         40,573        728,285             0.0%
                                                                                              -------------- ---------------
Total Consumer Discretionary                                                                   2,882,810,634            15.7%
                                                                                              -------------- ---------------
Consumer Staples -- (7.2%)
#                 Alico, Inc.                                                           8,044        240,918             0.0%
*                 Alliance One International, Inc.                                      8,251        113,451             0.0%
                  Altria Group, Inc.                                                1,353,494     97,153,799             0.5%
                  Andersons, Inc. (The)                                                46,061      1,720,378             0.0%
                  Archer-Daniels-Midland Co.                                          260,995     11,940,521             0.1%
#*                Avon Products, Inc.                                                 696,664      3,378,820             0.0%
#                 B&G Foods, Inc.                                                     118,713      4,985,946             0.0%
#*                Blue Buffalo Pet Products, Inc.                                     197,818      4,876,214             0.0%
#*                Boston Beer Co., Inc. (The) Class A                                  18,943      2,734,422             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Consumer Staples -- (Continued)
*                 Bridgford Foods Corp.                                                 2,501 $     31,062             0.0%
#                 Brown-Forman Corp. Class A                                           40,967    1,968,874             0.0%
#                 Brown-Forman Corp. Class B                                          212,884   10,073,671             0.1%
                  Bunge, Ltd.                                                         170,891   13,505,516             0.1%
#                 Cal-Maine Foods, Inc.                                               102,441    3,867,148             0.0%
#                 Calavo Growers, Inc.                                                 24,324    1,595,654             0.0%
#                 Campbell Soup Co.                                                   236,867   13,629,327             0.1%
#                 Casey's General Stores, Inc.                                         71,045    7,962,013             0.0%
*                 CCA Industries, Inc.                                                  3,400       10,965             0.0%
#*                Central Garden & Pet Co.                                             22,273      841,919             0.0%
*                 Central Garden & Pet Co. Class A                                     64,899    2,286,392             0.0%
#*                Chefs' Warehouse, Inc. (The)                                         21,089      287,865             0.0%
#                 Church & Dwight Co., Inc.                                           186,659    9,245,220             0.1%
#                 Clorox Co. (The)                                                    117,726   15,738,789             0.1%
#                 Coca-Cola Bottling Co. Consolidated                                  16,961    3,593,357             0.0%
                  Coca-Cola Co. (The)                                               2,498,932  107,828,916             0.6%
*                 Coffee Holding Co., Inc.                                                300        1,476             0.0%
                  Colgate-Palmolive Co.                                               470,121   33,867,517             0.2%
                  Conagra Brands, Inc.                                                283,233   10,983,776             0.1%
                  Constellation Brands, Inc. Class A                                   82,889   14,301,668             0.1%
                  Constellation Brands, Inc. Class B                                    3,160      545,811             0.0%
                  Costco Wholesale Corp.                                              262,191   46,544,146             0.3%
#                 Coty, Inc. Class A                                                  706,915   12,618,433             0.1%
#*                Craft Brew Alliance, Inc.                                            31,258      425,109             0.0%
#*                Crimson Wine Group, Ltd.                                             15,327      157,868             0.0%
                  CVS Health Corp.                                                    645,839   53,242,967             0.3%
*                 Cyanotech Corp.                                                         800        3,120             0.0%
*                 Darling Ingredients, Inc.                                           243,429    3,683,081             0.0%
#                 Dean Foods Co.                                                      220,585    4,354,348             0.0%
                  Dr Pepper Snapple Group, Inc.                                       168,799   15,470,428             0.1%
#*                Edgewell Personal Care Co.                                           98,009    7,006,663             0.0%
#                 Energizer Holdings, Inc.                                             90,552    5,363,395             0.0%
#                 Estee Lauder Cos., Inc. (The) Class A                               126,846   11,053,360             0.1%
#*                Farmer Brothers Co.                                                  26,707      948,099             0.0%
#                 Flowers Foods, Inc.                                                 345,068    6,766,783             0.0%
                  Fresh Del Monte Produce, Inc.                                        84,630    5,187,819             0.0%
                  General Mills, Inc.                                                 304,035   17,485,053             0.1%
#*                Hain Celestial Group, Inc. (The)                                    139,593    5,163,545             0.0%
#*                Herbalife, Ltd.                                                     126,240    7,985,942             0.1%
                  Hershey Co. (The)                                                    86,560    9,365,792             0.1%
#                 Hormel Foods Corp.                                                  249,050    8,736,674             0.1%
*                 HRG Group, Inc.                                                     339,834    6,800,078             0.0%
                  Ingles Markets, Inc. Class A                                         26,536    1,239,231             0.0%
                  Ingredion, Inc.                                                     110,021   13,622,800             0.1%
                  Inter Parfums, Inc.                                                  44,950    1,705,853             0.0%
#*                Inventure Foods, Inc.                                                 4,338       16,051             0.0%
                  J&J Snack Foods Corp.                                                28,347    3,814,939             0.0%
                  JM Smucker Co. (The)                                                140,742   17,834,826             0.1%
#                 John B. Sanfilippo & Son, Inc.                                       12,896      947,856             0.0%
#                 Kellogg Co.                                                         154,484   10,968,364             0.1%
                  Kimberly-Clark Corp.                                                205,990   26,727,202             0.2%
                  Kraft Heinz Co. (The)                                               323,151   29,209,619             0.2%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Consumer Staples -- (Continued)
                  Kroger Co. (The)                                                    601,352 $ 17,830,087             0.1%
                  Lamb Weston Holdings, Inc.                                           98,004    4,091,667             0.0%
                  Lancaster Colony Corp.                                               52,983    6,670,560             0.0%
*                 Landec Corp.                                                         49,050      674,438             0.0%
*                 Lifeway Foods, Inc.                                                   3,699       35,510             0.0%
                  Limoneira Co.                                                           244        5,046             0.0%
                  Mannatech, Inc.                                                       1,435       22,458             0.0%
#                 McCormick & Co., Inc. Non-Voting                                     87,348    8,726,065             0.1%
#                 McCormick & Co., Inc. Voting                                          4,298      427,823             0.0%
                  Mead Johnson Nutrition Co.                                          151,744   13,462,728             0.1%
                  Medifast, Inc.                                                       28,398    1,315,395             0.0%
#                 MGP Ingredients, Inc.                                                41,925    2,195,193             0.0%
#                 Molson Coors Brewing Co. Class A                                      1,162      110,971             0.0%
                  Molson Coors Brewing Co. Class B                                    100,553    9,642,027             0.1%
                  Mondelez International, Inc. Class A                                800,134   36,030,034             0.2%
*                 Monster Beverage Corp.                                              212,304    9,634,356             0.1%
#                 National Beverage Corp.                                              41,682    3,692,608             0.0%
*                 Natural Alternatives International, Inc.                              2,740       26,715             0.0%
#*                Natural Grocers by Vitamin Cottage, Inc.                              5,731       62,697             0.0%
#                 Natural Health Trends Corp.                                          13,193      378,375             0.0%
                  Nature's Sunshine Products, Inc.                                        200        2,020             0.0%
#                 Nu Skin Enterprises, Inc. Class A                                   102,729    5,673,723             0.0%
                  Nutraceutical International Corp.                                     9,876      313,069             0.0%
                  Oil-Dri Corp. of America                                              4,211      171,346             0.0%
                  Omega Protein Corp.                                                  38,217      770,073             0.0%
#                 Orchids Paper Products Co.                                            6,335      154,257             0.0%
                  PepsiCo, Inc.                                                     1,007,642  114,145,686             0.6%
*                 Performance Food Group Co.                                            2,142       53,336             0.0%
                  Philip Morris International, Inc.                                   687,129   76,161,378             0.4%
#                 Pilgrim's Pride Corp.                                               162,892    4,228,676             0.0%
                  Pinnacle Foods, Inc.                                                154,799    9,001,562             0.1%
#*                Post Holdings, Inc.                                                 130,116   10,954,466             0.1%
                  PriceSmart, Inc.                                                     46,546    4,047,175             0.0%
#*                Primo Water Corp.                                                     8,367      100,153             0.0%
                  Procter & Gamble Co. (The)                                        1,243,715  108,613,631             0.6%
*                 Revlon, Inc. Class A                                                 53,308    1,383,343             0.0%
                  Reynolds American, Inc.                                             353,727   22,815,391             0.1%
#*                Rite Aid Corp.                                                      755,659    3,022,636             0.0%
                  Rocky Mountain Chocolate Factory, Inc.                                3,966       51,479             0.0%
#                 Sanderson Farms, Inc.                                                43,653    5,054,144             0.0%
                  Seaboard Corp.                                                          550    2,328,706             0.0%
*                 Seneca Foods Corp. Class A                                            7,423      276,136             0.0%
*                 Seneca Foods Corp. Class B                                            1,493       60,467             0.0%
#                 Snyder's-Lance, Inc.                                                177,901    6,272,789             0.0%
                  SpartanNash Co.                                                      50,684    1,865,171             0.0%
#                 Spectrum Brands Holdings, Inc.                                       71,443   10,268,502             0.1%
#*                Sprouts Farmers Market, Inc.                                        244,989    5,465,705             0.0%
*                 SUPERVALU, Inc.                                                     486,235    1,993,564             0.0%
                  Sysco Corp.                                                         347,286   18,361,011             0.1%
#                 Tootsie Roll Industries, Inc.                                        32,658    1,219,776             0.0%
#*                TreeHouse Foods, Inc.                                                75,162    6,584,191             0.0%
                  Tyson Foods, Inc. Class A                                           231,697   14,888,849             0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
Consumer Staples -- (Continued)
#*                United Natural Foods, Inc.                                           80,821 $    3,356,496             0.0%
                  United-Guardian, Inc.                                                 1,741         24,548             0.0%
                  Universal Corp.                                                      30,215      2,219,292             0.0%
#*                USANA Health Sciences, Inc.                                          41,716      2,371,555             0.0%
#                 Vector Group, Ltd.                                                  207,591      4,508,877             0.0%
                  Village Super Market, Inc. Class A                                    5,304        139,973             0.0%
                  Wal-Mart Stores, Inc.                                             1,321,553     99,354,355             0.5%
                  Walgreens Boots Alliance, Inc.                                      544,474     47,118,780             0.3%
#                 WD-40 Co.                                                            20,011      2,098,153             0.0%
                  Weis Markets, Inc.                                                   25,921      1,498,493             0.0%
#                 Whole Foods Market, Inc.                                            511,816     18,614,748             0.1%
                                                                                              -------------- ---------------
Total Consumer Staples                                                                         1,446,403,283             7.9%
                                                                                              -------------- ---------------
Energy -- (4.4%)
#*                Abraxas Petroleum Corp.                                              10,147         18,975             0.0%
                  Adams Resources & Energy, Inc.                                        3,234        131,365             0.0%
                  Alon USA Energy, Inc.                                               128,095      1,548,669             0.0%
                  Anadarko Petroleum Corp.                                            221,620     12,636,772             0.1%
#*                Antero Resources Corp.                                              114,646      2,429,349             0.0%
#                 Apache Corp.                                                        141,014      6,858,921             0.1%
                  Archrock, Inc.                                                       77,446        913,863             0.0%
#*                Atwood Oceanics, Inc.                                                79,592        623,205             0.0%
                  Baker Hughes, Inc.                                                  209,793     12,455,410             0.1%
*                 Barnwell Industries, Inc.                                             4,663          8,906             0.0%
#*                Bill Barrett Corp.                                                   75,386        289,482             0.0%
#                 Bristow Group, Inc.                                                  37,037        495,185             0.0%
#                 Cabot Oil & Gas Corp.                                               219,770      5,107,455             0.0%
#*                Callon Petroleum Co.                                                135,022      1,598,660             0.0%
#*                CARBO Ceramics, Inc.                                                 22,288        153,119             0.0%
                  Cheniere Energy Partners L.P. Holdings LLC                           27,013        693,694             0.0%
#*                Cheniere Energy, Inc.                                               151,992      6,892,837             0.1%
#*                Chesapeake Energy Corp.                                           1,415,847      7,447,355             0.1%
                  Chevron Corp.                                                       925,612     98,762,800             0.6%
                  Cimarex Energy Co.                                                   57,966      6,763,473             0.1%
#*                Clayton Williams Energy, Inc.                                        20,130      2,513,566             0.0%
#*                Clean Energy Fuels Corp.                                             54,100        132,004             0.0%
*                 Cloud Peak Energy, Inc.                                              70,350        237,080             0.0%
#*                Cobalt International Energy, Inc.                                   186,268         72,849             0.0%
#*                Concho Resources, Inc.                                               94,371     11,953,031             0.1%
                  ConocoPhillips                                                      658,188     31,533,787             0.2%
#*                CONSOL Energy, Inc.                                                 325,040      4,934,107             0.0%
*                 Contango Oil & Gas Co.                                               24,087        172,463             0.0%
#*                Continental Resources, Inc.                                         195,016      8,270,629             0.1%
#                 Core Laboratories NV                                                 66,302      7,347,588             0.1%
#                 CVR Energy, Inc.                                                     73,404      1,606,814             0.0%
*                 Dawson Geophysical Co.                                               19,709         99,136             0.0%
                  Delek US Holdings, Inc.                                              98,807      2,378,284             0.0%
#*                Denbury Resources, Inc.                                             446,285        990,753             0.0%
                  Devon Energy Corp.                                                  164,751      6,506,017             0.0%
#                 DHT Holdings, Inc.                                                  116,200        556,598             0.0%
#*                Diamond Offshore Drilling, Inc.                                     185,394      2,673,381             0.0%
#*                Diamondback Energy, Inc.                                             59,216      5,912,125             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Energy -- (Continued)
#*                Dril-Quip, Inc.                                                      72,211 $  3,722,477             0.0%
*                 Eclipse Resources Corp.                                               5,937       11,933             0.0%
*                 Energen Corp.                                                       153,321    7,971,159             0.1%
*                 ENGlobal Corp.                                                       13,200       21,252             0.0%
#                 EnLink Midstream LLC                                                162,002    2,988,937             0.0%
#                 Ensco P.L.C. Class A                                                415,291    3,276,646             0.0%
                  EOG Resources, Inc.                                                 215,122   19,898,785             0.1%
#*                EP Energy Corp. Class A                                              38,800      175,376             0.0%
#                 EQT Corp.                                                            93,822    5,454,811             0.0%
*                 Era Group, Inc.                                                      29,026      368,920             0.0%
                  Evolution Petroleum Corp.                                             8,344       66,752             0.0%
*                 Exterran Corp.                                                       48,001    1,313,787             0.0%
                  Exxon Mobil Corp.                                                 1,701,638  138,938,743             0.8%
#*                Forum Energy Technologies, Inc.                                     216,321    3,655,825             0.0%
#                 Frank's International NV                                             81,252      739,393             0.0%
#                 GasLog, Ltd.                                                         51,776      724,864             0.0%
#*                Gastar Exploration, Inc.                                             96,278      126,124             0.0%
#*                Geospace Technologies Corp.                                          13,031      215,533             0.0%
                  Green Plains, Inc.                                                   62,947    1,447,781             0.0%
                  Gulf Island Fabrication, Inc.                                        15,135      150,593             0.0%
*                 Gulfport Energy Corp.                                               167,322    2,657,073             0.0%
                  Halliburton Co.                                                     353,838   16,234,087             0.1%
*                 Helix Energy Solutions Group, Inc.                                  286,033    1,750,522             0.0%
#                 Helmerich & Payne, Inc.                                             109,320    6,629,165             0.0%
#                 Hess Corp.                                                          209,978   10,253,226             0.1%
#                 HollyFrontier Corp.                                                 231,582    6,516,717             0.0%
#*                Hornbeck Offshore Services, Inc.                                     38,647      131,786             0.0%
*                 International Seaways, Inc.                                           1,176       22,732             0.0%
#*                ION Geophysical Corp.                                                10,183       43,787             0.0%
#*                Jones Energy, Inc. Class A                                            6,143       12,286             0.0%
                  Kinder Morgan, Inc.                                                 983,265   20,284,757             0.1%
#*                Kosmos Energy, Ltd.                                                 431,418    2,592,822             0.0%
#*                Laredo Petroleum, Inc.                                              361,738    4,651,951             0.0%
                  Marathon Oil Corp.                                                  537,052    7,985,963             0.1%
                  Marathon Petroleum Corp.                                            428,470   21,826,262             0.1%
*                 Matrix Service Co.                                                   42,214      496,015             0.0%
*                 McDermott International, Inc.                                       265,517    1,736,481             0.0%
*                 Mexco Energy Corp.                                                      684        2,804             0.0%
*                 Mitcham Industries, Inc.                                             11,460       54,435             0.0%
#                 Murphy Oil Corp.                                                    254,430    6,660,977             0.0%
#                 Nabors Industries, Ltd.                                             435,333    4,501,343             0.0%
#                 National Oilwell Varco, Inc.                                        242,628    8,484,701             0.1%
*                 Natural Gas Services Group, Inc.                                     14,512      397,629             0.0%
#*                Newfield Exploration Co.                                            174,469    6,040,117             0.0%
*                 Newpark Resources, Inc.                                             188,048    1,438,567             0.0%
#                 Noble Corp. P.L.C.                                                  351,442    1,686,922             0.0%
#                 Noble Energy, Inc.                                                  272,594    8,812,964             0.1%
#                 Nordic American Offshore, Ltd.                                          255          242             0.0%
#                 Nordic American Tankers, Ltd.                                        29,510      244,933             0.0%
#*                Northern Oil and Gas, Inc.                                           74,420      167,445             0.0%
*                 Oasis Petroleum, Inc.                                               308,962    3,689,006             0.0%
#                 Occidental Petroleum Corp.                                          233,204   14,351,374             0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Energy -- (Continued)
                  Oceaneering International, Inc.                                   157,588 $ 4,158,747             0.0%
*                 Oil States International, Inc.                                    101,488   3,019,268             0.0%
#                 ONEOK, Inc.                                                       195,416  10,280,836             0.1%
                  Overseas Shipholding Group, Inc. Class A                            3,529      12,846             0.0%
                  Panhandle Oil and Gas, Inc. Class A                                24,429     462,930             0.0%
#*                Par Pacific Holdings, Inc.                                         12,264     200,762             0.0%
*                 Parker Drilling Co.                                               190,497     314,320             0.0%
*                 Parsley Energy, Inc. Class A                                      147,968   4,407,967             0.0%
#                 Patterson-UTI Energy, Inc.                                        316,156   6,843,197             0.1%
#                 PBF Energy, Inc. Class A                                          201,986   4,508,328             0.0%
*                 PDC Energy, Inc.                                                  102,784   5,676,760             0.0%
#*                PetroQuest Energy, Inc.                                            25,181      59,175             0.0%
*                 PHI, Inc. Non-Voting                                               10,655     124,983             0.0%
*                 PHI, Inc. Voting                                                    2,247      26,065             0.0%
                  Phillips 66                                                       295,417  23,503,377             0.1%
*                 Pioneer Energy Services Corp.                                     124,668     380,237             0.0%
                  Pioneer Natural Resources Co.                                      61,113  10,571,938             0.1%
*                 QEP Resources, Inc.                                               343,909   4,061,565             0.0%
#                 Range Resources Corp.                                             232,338   6,154,634             0.0%
#*                Renewable Energy Group, Inc.                                       90,299     943,625             0.0%
#*                REX American Resources Corp.                                        7,500     710,100             0.0%
*                 Rice Energy, Inc.                                                 278,808   5,935,822             0.0%
#*                RigNet, Inc.                                                       11,399     223,420             0.0%
#*                Ring Energy, Inc.                                                   4,900      58,800             0.0%
#*                Rowan Cos. P.L.C. Class A                                         177,610   2,498,973             0.0%
#                 RPC, Inc.                                                         249,807   4,538,993             0.0%
*                 RSP Permian, Inc.                                                 161,797   6,156,376             0.0%
                  Schlumberger, Ltd.                                                556,867  40,422,976             0.2%
#                 Scorpio Tankers, Inc.                                             388,583   1,709,765             0.0%
*                 SEACOR Holdings, Inc.                                              34,198   2,245,441             0.0%
                  SemGroup Corp. Class A                                             93,051   3,098,598             0.0%
#                 Ship Finance International, Ltd.                                   85,877   1,206,572             0.0%
#                 SM Energy Co.                                                     146,666   3,313,185             0.0%
#*                Southwestern Energy Co.                                           465,262   3,494,118             0.0%
#*                SRC Energy, Inc.                                                  354,452   2,672,568             0.0%
#*                Superior Energy Services, Inc.                                    287,678   3,475,150             0.0%
                  Targa Resources Corp.                                             193,894  10,689,376             0.1%
*                 TechnipFMC P.L.C.                                                 302,917   9,126,889             0.1%
#                 Teekay Corp.                                                      100,937     876,133             0.0%
#                 Teekay Tankers, Ltd. Class A                                       40,073      82,150             0.0%
#*                Tesco Corp.                                                        77,574     508,110             0.0%
#                 Tesoro Corp.                                                      225,401  17,966,714             0.1%
*                 TETRA Technologies, Inc.                                          153,890     512,454             0.0%
#*                Tidewater, Inc.                                                    60,688      53,193             0.0%
#*                Transocean, Ltd.                                                  578,168   6,377,193             0.0%
#*                Unit Corp.                                                         94,826   2,037,811             0.0%
#                 US Silica Holdings, Inc.                                          111,591   4,631,026             0.0%
#*                Vaalco Energy, Inc.                                                93,901      93,901             0.0%
                  Valero Energy Corp.                                               334,899  21,637,824             0.1%
#*                Weatherford International P.L.C.                                  886,921   5,117,534             0.0%
                  Western Refining, Inc.                                            199,445   6,878,858             0.1%
*                 Whiting Petroleum Corp.                                           565,372   4,692,588             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Energy -- (Continued)
*                 Willbros Group, Inc.                                               54,889 $    150,945             0.0%
                  Williams Cos., Inc. (The)                                         285,011    8,729,887             0.1%
                  World Fuel Services Corp.                                          91,978    3,387,550             0.0%
*                 WPX Energy, Inc.                                                  628,791    7,501,477             0.1%
                                                                                            ------------ ---------------
Total Energy                                                                                 883,872,519             4.8%
                                                                                            ------------ ---------------
Financials -- (14.0%)
                  1st Constitution Bancorp                                            1,513       27,083             0.0%
                  1st Source Corp.                                                   35,458    1,712,976             0.0%
                  A-Mark Precious Metals, Inc.                                           96        1,691             0.0%
                  Access National Corp.                                               4,884      138,364             0.0%
                  Affiliated Managers Group, Inc.                                    69,504   11,509,167             0.1%
                  Aflac, Inc.                                                       222,688   16,674,877             0.1%
*                 Alleghany Corp.                                                    12,237    7,473,136             0.1%
                  Allied World Assurance Co. Holdings AG                            117,685    6,247,897             0.0%
                  Allstate Corp. (The)                                              214,417   17,429,958             0.1%
                  Ally Financial, Inc.                                              680,806   13,479,959             0.1%
*                 Ambac Financial Group, Inc.                                        25,628      497,952             0.0%
                  American Equity Investment Life Holding Co.                       191,197    4,535,193             0.0%
                  American Express Co.                                              609,928   48,336,794             0.3%
                  American Financial Group, Inc.                                    104,160   10,135,810             0.1%
                  American International Group, Inc.                                480,771   29,283,762             0.2%
                  American National Bankshares, Inc.                                  3,768      144,691             0.0%
                  American National Insurance Co.                                    25,170    2,942,876             0.0%
                  American River Bankshares                                           2,192       32,442             0.0%
                  Ameriprise Financial, Inc.                                        214,084   27,370,639             0.2%
                  Ameris Bancorp                                                     65,723    3,095,553             0.0%
                  AMERISAFE, Inc.                                                    46,167    2,656,911             0.0%
                  AmeriServ Financial, Inc.                                           8,436       34,166             0.0%
#                 AmTrust Financial Services, Inc.                                  334,344    5,366,221             0.0%
                  Aon P.L.C.                                                        149,536   17,920,394             0.1%
*                 Arch Capital Group, Ltd.                                          111,233   10,786,264             0.1%
                  Argo Group International Holdings, Ltd.                            39,890    2,630,745             0.0%
                  Arrow Financial Corp.                                              19,024      651,572             0.0%
#                 Arthur J Gallagher & Co.                                          169,434    9,456,112             0.1%
#                 Artisan Partners Asset Management, Inc. Class A                    69,507    2,036,555             0.0%
                  Aspen Insurance Holdings, Ltd.                                    105,779    5,537,531             0.0%
                  Associated Banc-Corp                                              241,403    6,010,935             0.0%
                  Assurant, Inc.                                                    109,897   10,576,487             0.1%
                  Assured Guaranty, Ltd.                                            248,478    9,474,466             0.1%
*                 Asta Funding, Inc.                                                  1,215       10,206             0.0%
                  Astoria Financial Corp.                                           198,452    4,046,436             0.0%
                  Atlantic American Corp.                                             2,737       10,811             0.0%
*                 Atlantic Coast Financial Corp.                                        945        7,343             0.0%
*                 Atlanticus Holdings Corp.                                          14,132       36,743             0.0%
                  Auburn National Bancorporation, Inc.                                  335       11,286             0.0%
                  Axis Capital Holdings, Ltd.                                       112,920    7,441,428             0.1%
                  Baldwin & Lyons, Inc. Class A                                         638       14,929             0.0%
                  Baldwin & Lyons, Inc. Class B                                       8,934      218,883             0.0%
#                 Banc of California, Inc.                                           63,257    1,372,677             0.0%
#                 BancFirst Corp.                                                    22,740    2,184,177             0.0%
*                 Bancorp, Inc. (The)                                                63,230      407,834             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Financials -- (Continued)
                  BancorpSouth, Inc.                                                  159,235 $  4,848,706             0.0%
                  Bank Mutual Corp.                                                    50,586      465,391             0.0%
                  Bank of America Corp.                                             5,599,136  130,683,834             0.7%
                  Bank of Commerce Holdings                                             6,357       71,516             0.0%
#                 Bank of Hawaii Corp.                                                 82,694    6,737,907             0.0%
                  Bank of New York Mellon Corp. (The)                                 593,799   27,944,181             0.2%
#                 Bank of the Ozarks, Inc.                                            172,978    8,211,266             0.1%
                  BankFinancial Corp.                                                  16,549      244,594             0.0%
                  BankUnited, Inc.                                                    188,374    6,647,718             0.0%
                  Banner Corp.                                                         58,830    3,247,416             0.0%
#                 Bar Harbor Bankshares                                                 7,659      235,821             0.0%
                  BB&T Corp.                                                          455,516   19,669,181             0.1%
                  BCB Bancorp, Inc.                                                     4,090       64,622             0.0%
                  Bear State Financial, Inc.                                            2,492       23,375             0.0%
                  Beneficial Bancorp, Inc.                                            123,015    1,968,240             0.0%
*                 Berkshire Bancorp, Inc.                                               1,000       10,625             0.0%
*                 Berkshire Hathaway, Inc. Class B                                    930,687  153,758,799             0.9%
                  Berkshire Hills Bancorp, Inc.                                        57,297    2,148,637             0.0%
                  BGC Partners, Inc. Class A                                          549,742    6,256,064             0.0%
                  BlackRock, Inc.                                                      58,194   22,379,667             0.1%
                  BNC Bancorp                                                          39,322    1,315,321             0.0%
#*                BofI Holding, Inc.                                                   95,900    2,291,051             0.0%
#                 BOK Financial Corp.                                                  74,584    6,286,685             0.0%
                  Boston Private Financial Holdings, Inc.                             189,890    2,962,284             0.0%
#                 Bridge Bancorp, Inc.                                                  3,589      130,101             0.0%
                  Brookline Bancorp, Inc.                                             140,028    2,037,407             0.0%
                  Brown & Brown, Inc.                                                 243,931   10,464,640             0.1%
*                 Brunswick Bancorp                                                        40          322             0.0%
#                 Bryn Mawr Bank Corp.                                                 29,810    1,278,849             0.0%
#                 C&F Financial Corp.                                                     721       36,050             0.0%
                  California First National Bancorp                                     2,970       49,005             0.0%
                  Camden National Corp.                                                15,168      648,432             0.0%
#                 Capital Bank Financial Corp. Class A                                 55,927    2,320,970             0.0%
                  Capital City Bank Group, Inc.                                        11,641      239,921             0.0%
                  Capital One Financial Corp.                                         274,246   22,043,893             0.1%
                  Capitol Federal Financial, Inc.                                     272,212    3,982,462             0.0%
*                 Cascade Bancorp                                                      19,485      145,748             0.0%
                  Cathay General Bancorp                                              121,713    4,631,180             0.0%
#                 CBOE Holdings, Inc.                                                  92,718    7,640,890             0.1%
                  CenterState Banks, Inc.                                              86,298    2,177,299             0.0%
                  Central Pacific Financial Corp.                                      40,190    1,257,143             0.0%
                  Century Bancorp, Inc. Class A                                         1,596      100,628             0.0%
                  Charles Schwab Corp. (The)                                          540,622   21,003,165             0.1%
                  Charter Financial Corp.                                               1,777       32,608             0.0%
                  Chemical Financial Corp.                                            111,184    5,275,681             0.0%
                  Chubb, Ltd.                                                         244,726   33,588,643             0.2%
                  Cincinnati Financial Corp.                                          107,349    7,738,789             0.1%
#                 CIT Group, Inc.                                                     135,354    6,268,244             0.0%
                  Citigroup, Inc.                                                   1,581,065   93,472,563             0.5%
                  Citizens Community Bancorp, Inc.                                      1,650       23,661             0.0%
                  Citizens Financial Group, Inc.                                      321,812   11,813,719             0.1%
                  Citizens Holding Co.                                                    772       18,412             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Financials -- (Continued)
#*                Citizens, Inc.                                                     39,312 $   277,150             0.0%
#                 City Holding Co.                                                   25,690   1,826,302             0.0%
                  Civista Bancshares, Inc.                                            1,000      21,730             0.0%
#                 Clifton Bancorp, Inc.                                              32,359     540,395             0.0%
                  CME Group, Inc.                                                   161,562  18,771,889             0.1%
#                 CNA Financial Corp.                                                93,173   4,217,010             0.0%
                  CNB Financial Corp.                                                 8,185     195,540             0.0%
                  CNO Financial Group, Inc.                                         184,317   3,883,559             0.0%
                  CoBiz Financial, Inc.                                              93,879   1,542,432             0.0%
                  Codorus Valley Bancorp, Inc.                                        1,941      56,270             0.0%
#                 Cohen & Steers, Inc.                                               38,936   1,553,546             0.0%
                  Colony Bankcorp, Inc.                                               1,337      18,250             0.0%
                  Columbia Banking System, Inc.                                     135,036   5,335,272             0.0%
                  Comerica, Inc.                                                    120,409   8,512,916             0.1%
#                 Commerce Bancshares, Inc.                                         171,009   9,396,945             0.1%
                  Commercial National Financial Corp.                                   847      18,105             0.0%
#                 Community Bank System, Inc.                                        82,829   4,634,283             0.0%
#*                Community Bankers Trust Corp.                                       5,562      44,218             0.0%
                  Community Trust Bancorp, Inc.                                      27,362   1,229,922             0.0%
                  Community West Bancshares                                           1,844      18,717             0.0%
#                 ConnectOne Bancorp, Inc.                                           16,932     375,890             0.0%
*                 Consumer Portfolio Services, Inc.                                  56,340     274,376             0.0%
#*                Cowen Group, Inc. Class A                                          30,342     482,438             0.0%
                  Crawford & Co. Class A                                             19,714     176,046             0.0%
#                 Crawford & Co. Class B                                             19,531     213,083             0.0%
#*                Credit Acceptance Corp.                                            33,442   6,797,086             0.0%
#                 Cullen/Frost Bankers, Inc.                                         95,236   8,989,326             0.1%
*                 Customers Bancorp, Inc.                                            52,052   1,609,968             0.0%
#                 CVB Financial Corp.                                               243,472   5,244,387             0.0%
                  Diamond Hill Investment Group, Inc.                                 3,157     638,188             0.0%
                  Dime Community Bancshares, Inc.                                    81,536   1,585,875             0.0%
                  Discover Financial Services                                       312,780  19,576,900             0.1%
                  Donegal Group, Inc. Class A                                        22,595     376,433             0.0%
                  Donegal Group, Inc. Class B                                         2,147      36,231             0.0%
*                 Donnelley Financial Solutions, Inc.                                52,522   1,167,039             0.0%
*                 E*TRADE Financial Corp.                                           258,770   8,940,503             0.1%
                  Eagle Bancorp Montana, Inc.                                           566      10,499             0.0%
*                 Eagle Bancorp, Inc.                                                57,975   3,472,702             0.0%
#                 East West Bancorp, Inc.                                           209,800  11,385,846             0.1%
                  Eastern Virginia Bankshares, Inc.                                     851       9,761             0.0%
#                 Eaton Vance Corp.                                                 269,403  11,565,471             0.1%
#*                eHealth, Inc.                                                      12,743     180,696             0.0%
                  EMC Insurance Group, Inc.                                          20,647     592,156             0.0%
                  Employers Holdings, Inc.                                           64,126   2,565,040             0.0%
*                 Encore Capital Group, Inc.                                         50,085   1,670,335             0.0%
*                 Enova International, Inc.                                          56,971     808,988             0.0%
*                 Enstar Group, Ltd.                                                 23,333   4,545,268             0.0%
                  Enterprise Bancorp, Inc.                                            3,842     134,508             0.0%
                  Enterprise Financial Services Corp.                                35,996   1,520,831             0.0%
#                 Erie Indemnity Co. Class A                                         57,990   7,180,322             0.1%
                  ESSA Bancorp, Inc.                                                  9,594     145,157             0.0%
*                 Essent Group, Ltd.                                                117,046   4,331,872             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Financials -- (Continued)
                  Evans Bancorp, Inc.                                                 1,219 $    46,322             0.0%
                  EverBank Financial Corp.                                           95,324   1,858,818             0.0%
#                 Evercore Partners, Inc. Class A                                    96,688   7,130,740             0.1%
                  Everest Re Group, Ltd.                                             44,003  11,075,995             0.1%
*                 Ezcorp, Inc. Class A                                               85,259     771,594             0.0%
#                 FactSet Research Systems, Inc.                                     39,827   6,502,156             0.0%
                  Farmers Capital Bank Corp.                                          2,267      94,081             0.0%
                  FBL Financial Group, Inc. Class A                                  22,739   1,512,143             0.0%
*                 FCB Financial Holdings, Inc. Class A                               66,552   3,144,582             0.0%
                  Federal Agricultural Mortgage Corp. Class A                           773      42,098             0.0%
                  Federal Agricultural Mortgage Corp. Class C                        12,979     740,452             0.0%
#                 Federated Investors, Inc. Class B                                 183,404   4,918,895             0.0%
                  Federated National Holding Co.                                     31,709     509,881             0.0%
                  Fidelity Southern Corp.                                            38,889     875,780             0.0%
                  Fifth Third Bancorp                                               715,246  17,473,460             0.1%
#                 Financial Engines, Inc.                                            43,576   1,851,980             0.0%
                  Financial Institutions, Inc.                                       17,232     577,272             0.0%
*                 First Acceptance Corp.                                              9,100      10,556             0.0%
                  First American Financial Corp.                                    210,792   9,150,481             0.1%
*                 First BanCorp(318672706)                                          104,416     613,966             0.0%
                  First Bancorp(318910106)                                           17,191     516,418             0.0%
                  First Bancorp of Indiana, Inc.                                         96       1,986             0.0%
#                 First Bancorp, Inc.                                                 5,920     159,662             0.0%
*                 First Bancshares, Inc.                                                200       2,435             0.0%
#                 First Bancshares, Inc. (The)                                          237       6,790             0.0%
#                 First Busey Corp.                                                  76,610   2,294,469             0.0%
                  First Business Financial Services, Inc.                             2,162      57,444             0.0%
#                 First Citizens BancShares, Inc. Class A                            15,582   5,423,471             0.0%
                  First Commonwealth Financial Corp.                                171,421   2,213,045             0.0%
                  First Community Bancshares, Inc.                                   16,997     449,741             0.0%
                  First Defiance Financial Corp.                                      8,344     447,572             0.0%
                  First Federal of Northern Michigan Bancorp, Inc.                      200       1,610             0.0%
                  First Financial Bancorp                                           125,424   3,467,974             0.0%
#                 First Financial Bankshares, Inc.                                   74,256   2,966,527             0.0%
                  First Financial Corp.                                              10,547     514,694             0.0%
                  First Financial Northwest, Inc.                                    14,137     221,668             0.0%
#                 First Horizon National Corp.                                      419,953   7,706,138             0.1%
#                 First Interstate BancSystem, Inc. Class A                          53,615   2,023,966             0.0%
                  First Merchants Corp.                                              56,025   2,318,314             0.0%
                  First Midwest Bancorp, Inc.                                       215,980   4,904,906             0.0%
#*                First NBC Bank Holding Co.                                         23,523      62,336             0.0%
                  First Republic Bank                                               156,505  14,470,452             0.1%
                  First South Bancorp, Inc.                                           4,572      59,345             0.0%
*                 First United Corp.                                                  2,180      30,629             0.0%
                  FirstCash, Inc.                                                   100,997   5,246,794             0.0%
*                 Flagstar Bancorp, Inc.                                             61,236   1,790,541             0.0%
                  Flushing Financial Corp.                                           50,564   1,490,627             0.0%
                  FNB Corp.                                                         500,672   7,129,569             0.1%
#                 FNF Group                                                         202,420   8,289,099             0.1%
*                 FNFV Group                                                         69,463     951,643             0.0%
                  Franklin Resources, Inc.                                          209,701   9,040,210             0.1%
                  Fulton Financial Corp.                                            263,371   4,859,195             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
#                 Gain Capital Holdings, Inc.                                          69,790 $   494,811             0.0%
                  GAINSCO, Inc.                                                           513       8,208             0.0%
#                 GAMCO Investors, Inc. Class A                                         9,287     266,537             0.0%
*                 Genworth Financial, Inc. Class A                                    554,579   2,240,499             0.0%
#                 German American Bancorp, Inc.                                        36,569   1,202,372             0.0%
#                 Glacier Bancorp, Inc.                                               167,024   5,642,071             0.0%
#*                Global Brokerage, Inc.                                                3,490       7,329             0.0%
*                 Global Indemnity, Ltd.                                               18,810     762,746             0.0%
                  Goldman Sachs Group, Inc. (The)                                     198,590  44,444,442             0.3%
*                 Great Elm Capital Group, Inc.                                         3,989      14,560             0.0%
                  Great Southern Bancorp, Inc.                                         20,029   1,004,454             0.0%
                  Great Western Bancorp, Inc.                                          32,805   1,351,566             0.0%
*                 Green Dot Corp. Class A                                             119,408   4,094,500             0.0%
#                 Greenhill & Co., Inc.                                                61,626   1,559,138             0.0%
*                 Greenlight Capital Re, Ltd. Class A                                  60,790   1,310,025             0.0%
                  Guaranty Bancorp                                                      1,480      37,222             0.0%
                  Guaranty Federal Bancshares, Inc.                                       909      18,516             0.0%
*                 Hallmark Financial Services, Inc.                                    16,543     173,867             0.0%
                  Hancock Holding Co.                                                 153,962   7,190,025             0.1%
                  Hanmi Financial Corp.                                                70,049   2,034,923             0.0%
                  Hanover Insurance Group, Inc. (The)                                  60,550   5,344,748             0.0%
                  Harleysville Savings Financial Corp.                                  1,916      41,213             0.0%
                  Hartford Financial Services Group, Inc. (The)                       385,076  18,622,275             0.1%
                  Hawthorn Bancshares, Inc.                                             1,381      26,101             0.0%
#                 HCI Group, Inc.                                                      26,300   1,254,247             0.0%
                  Heartland Financial USA, Inc.                                        35,249   1,691,952             0.0%
                  Heritage Commerce Corp.                                              32,093     458,288             0.0%
                  Heritage Financial Corp.                                             31,211     823,970             0.0%
                  Heritage Insurance Holdings, Inc.                                    28,530     345,213             0.0%
                  Hilltop Holdings, Inc.                                              177,004   4,922,481             0.0%
                  Hingham Institution for Savings                                         458      82,206             0.0%
*                 HMN Financial, Inc.                                                     989      17,209             0.0%
                  Home Bancorp, Inc.                                                    4,739     176,006             0.0%
#                 Home BancShares, Inc.                                               240,008   6,108,204             0.0%
*                 HomeStreet, Inc.                                                     31,395     816,270             0.0%
*                 HomeTrust Bancshares, Inc.                                              761      19,025             0.0%
                  Hope Bancorp, Inc.                                                  305,573   5,595,042             0.0%
                  HopFed Bancorp, Inc.                                                  1,211      17,862             0.0%
                  Horace Mann Educators Corp.                                          58,125   2,246,531             0.0%
                  Horizon Bancorp                                                       2,919      78,784             0.0%
                  Houlihan Lokey, Inc.                                                 21,901     734,560             0.0%
                  Huntington Bancshares, Inc.                                       1,137,950  14,634,037             0.1%
                  Iberiabank Corp.                                                     78,730   6,247,225             0.0%
                  Independence Holding Co.                                              8,496     160,999             0.0%
                  Independent Bank Corp.(453836108)                                    48,985   3,100,750             0.0%
                  Independent Bank Corp.(453838609)                                     3,800      84,740             0.0%
#                 Independent Bank Group, Inc.                                          6,284     377,983             0.0%
                  Infinity Property & Casualty Corp.                                    7,832     777,326             0.0%
#                 Interactive Brokers Group, Inc. Class A                             165,294   5,757,190             0.0%
                  Intercontinental Exchange, Inc.                                     274,476  16,523,455             0.1%
                  International Bancshares Corp.                                      123,016   4,600,798             0.0%
*                 INTL. FCStone, Inc.                                                  34,579   1,291,526             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Financials -- (Continued)
                  Invesco, Ltd.                                                       429,117 $ 14,135,114             0.1%
                  Investment Technology Group, Inc.                                    62,232    1,239,039             0.0%
#                 Investors Bancorp, Inc.                                             480,105    6,649,454             0.0%
                  Investors Title Co.                                                   1,022      182,141             0.0%
                  James River Group Holdings, Ltd.                                      5,971      260,097             0.0%
#                 Janus Capital Group, Inc.                                           314,472    4,295,688             0.0%
                  JPMorgan Chase & Co.                                              2,148,927  186,956,649             1.0%
*                 KCG Holdings, Inc. Class A                                           58,268    1,159,533             0.0%
                  Kearny Financial Corp.                                               93,456    1,364,458             0.0%
                  Kemper Corp.                                                        102,618    4,038,018             0.0%
                  Kentucky First Federal Bancorp                                          936        9,079             0.0%
                  KeyCorp                                                             647,485   11,810,126             0.1%
#*                Ladenburg Thalmann Financial Services, Inc.                          23,786       66,125             0.0%
                  Lake Shore Bancorp, Inc.                                                125        1,986             0.0%
                  Lakeland Bancorp, Inc.                                               45,376      882,563             0.0%
                  Lakeland Financial Corp.                                             50,849    2,321,765             0.0%
                  Landmark Bancorp, Inc.                                                1,383       42,666             0.0%
                  Lazard, Ltd. Class A                                                 13,890      596,437             0.0%
                  LegacyTexas Financial Group, Inc.                                    93,026    3,517,313             0.0%
                  Legg Mason, Inc.                                                    149,841    5,601,057             0.0%
#*                LendingClub Corp.                                                   554,631    3,244,591             0.0%
*                 LendingTree, Inc.                                                     9,549    1,345,454             0.0%
                  Leucadia National Corp.                                             268,489    6,816,936             0.0%
                  Lincoln National Corp.                                              150,609    9,929,651             0.1%
                  Loews Corp.                                                         208,251    9,708,662             0.1%
                  LPL Financial Holdings, Inc.                                        212,456    8,931,650             0.1%
                  M&T Bank Corp.                                                       77,959   12,115,608             0.1%
                  Macatawa Bank Corp.                                                  19,394      185,601             0.0%
                  Mackinac Financial Corp.                                              1,000       14,900             0.0%
*                 Magyar Bancorp, Inc.                                                    211        2,686             0.0%
                  Maiden Holdings, Ltd.                                               160,388    1,980,792             0.0%
                  MainSource Financial Group, Inc.                                     30,874    1,055,891             0.0%
*                 Malvern Bancorp, Inc.                                                   134        2,928             0.0%
#                 Manning & Napier, Inc.                                                7,687       44,585             0.0%
#*                Markel Corp.                                                          8,637    8,374,435             0.1%
                  MarketAxess Holdings, Inc.                                           41,597    8,008,254             0.1%
                  Marlin Business Services Corp.                                       11,172      284,327             0.0%
                  Marsh & McLennan Cos., Inc.                                         299,092   22,171,690             0.1%
                  MB Financial, Inc.                                                  129,239    5,493,950             0.0%
*                 MBIA, Inc.                                                          296,282    2,488,769             0.0%
                  MBT Financial Corp.                                                   4,170       46,704             0.0%
                  Mercantile Bank Corp.                                                 8,863      298,063             0.0%
                  Merchants Bancshares, Inc.                                            4,638      230,972             0.0%
#                 Mercury General Corp.                                                76,539    4,706,383             0.0%
                  Meridian Bancorp, Inc.                                               77,446    1,359,177             0.0%
                  Meta Financial Group, Inc.                                           14,791    1,255,756             0.0%
                  MetLife, Inc.                                                       397,828   20,611,469             0.1%
*                 MGIC Investment Corp.                                               152,142    1,603,577             0.0%
                  Mid Penn Bancorp, Inc.                                                  497       13,742             0.0%
#                 MidSouth Bancorp, Inc.                                                5,731       87,398             0.0%
                  MidWestOne Financial Group, Inc.                                      3,102      107,639             0.0%
#                 Moelis & Co. Class A                                                 37,066    1,360,322             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Financials -- (Continued)
#                 Moody's Corp.                                                      79,462 $ 9,401,944             0.1%
                  Morgan Stanley                                                    788,918  34,215,374             0.2%
                  Morningstar, Inc.                                                  69,005   5,046,336             0.0%
*                 MSB Financial Corp.                                                   386       6,794             0.0%
                  MSCI, Inc.                                                        122,738  12,313,076             0.1%
                  MutualFirst Financial, Inc.                                         2,798      92,194             0.0%
                  Nasdaq, Inc.                                                      222,034  15,291,482             0.1%
                  National Bank Holdings Corp. Class A                               41,318   1,304,409             0.0%
                  National General Holdings Corp.                                    42,681     970,566             0.0%
                  National Security Group, Inc. (The)                                   312       4,845             0.0%
                  National Western Life Group, Inc. Class A                           1,532     469,160             0.0%
#*                Nationstar Mortgage Holdings, Inc.                                 12,405     199,845             0.0%
                  Navient Corp.                                                     731,404  11,117,341             0.1%
                  Navigators Group, Inc. (The)                                       55,118   2,979,128             0.0%
#                 NBT Bancorp, Inc.                                                  81,584   3,114,877             0.0%
                  Nelnet, Inc. Class A                                               56,498   2,542,975             0.0%
                  New York Community Bancorp, Inc.                                  293,119   3,895,552             0.0%
                  NewStar Financial, Inc.                                            38,956     418,387             0.0%
*                 Nicholas Financial, Inc.                                            4,022      40,140             0.0%
*                 NMI Holdings, Inc. Class A                                         11,214     130,082             0.0%
                  Northeast Bancorp                                                      59         988             0.0%
                  Northeast Community Bancorp, Inc.                                   5,056      42,976             0.0%
                  Northern Trust Corp.                                              200,885  18,079,650             0.1%
                  Northfield Bancorp, Inc.                                           95,837   1,761,484             0.0%
#                 Northrim BanCorp, Inc.                                              3,902     124,864             0.0%
#                 Northwest Bancshares, Inc.                                        206,759   3,337,090             0.0%
                  Norwood Financial Corp.                                               991      36,855             0.0%
                  OceanFirst Financial Corp.                                         42,871   1,185,383             0.0%
#*                Ocwen Financial Corp.                                             117,131     268,230             0.0%
                  OFG Bancorp                                                        88,340   1,033,578             0.0%
                  Ohio Valley Banc Corp.                                              1,110      32,190             0.0%
                  Old Line Bancshares, Inc.                                             600      16,656             0.0%
                  Old National Bancorp.                                             253,505   4,258,884             0.0%
                  Old Republic International Corp.                                  463,428   9,583,691             0.1%
                  Old Second Bancorp, Inc.                                            4,388      52,656             0.0%
                  OM Asset Management P.L.C.                                         33,204     516,654             0.0%
                  OneBeacon Insurance Group, Ltd. Class A                            50,165     800,132             0.0%
#*                OneMain Holdings, Inc.                                            157,293   3,668,073             0.0%
                  Oppenheimer Holdings, Inc. Class A                                 13,697     236,958             0.0%
                  Opus Bank                                                           9,395     211,857             0.0%
#                 Oritani Financial Corp.                                            93,587   1,586,300             0.0%
                  Pacific Continental Corp.                                          16,685     417,125             0.0%
#*                Pacific Mercantile Bancorp                                         19,353     149,986             0.0%
*                 Pacific Premier Bancorp, Inc.                                      51,728   1,890,658             0.0%
                  PacWest Bancorp                                                   174,959   8,641,225             0.1%
                  Park National Corp.                                                16,479   1,737,381             0.0%
                  Park Sterling Corp.                                                22,791     280,329             0.0%
*                 Patriot National Bancorp, Inc.                                         50         781             0.0%
                  PB Bancorp, Inc.                                                    1,309      13,679             0.0%
                  Peapack Gladstone Financial Corp.                                   7,471     239,520             0.0%
                  Penns Woods Bancorp, Inc.                                           3,034     126,518             0.0%
#*                PennyMac Financial Services, Inc. Class A                          13,659     225,374             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
#                 People's United Financial, Inc.                                     407,013 $ 7,110,517             0.1%
                  Peoples Bancorp of North Carolina, Inc.                               2,042      57,870             0.0%
                  Peoples Bancorp, Inc.                                                12,312     412,206             0.0%
*                 PHH Corp.                                                           115,687   1,492,362             0.0%
*                 PICO Holdings, Inc.                                                  28,199     454,004             0.0%
                  Pinnacle Financial Partners, Inc.                                    74,752   4,784,128             0.0%
                  Piper Jaffray Cos.                                                   12,428     777,993             0.0%
                  PNC Financial Services Group, Inc. (The)                            272,509  32,632,953             0.2%
                  Popular, Inc.                                                       150,018   6,287,254             0.0%
#*                PRA Group, Inc.                                                      95,599   3,078,288             0.0%
                  Preferred Bank                                                        7,949     421,218             0.0%
                  Premier Financial Bancorp, Inc.                                       3,202      68,619             0.0%
#                 Primerica, Inc.                                                     111,692   9,359,790             0.1%
                  Principal Financial Group, Inc.                                     297,675  19,387,573             0.1%
                  PrivateBancorp, Inc.                                                141,395   8,168,389             0.1%
                  ProAssurance Corp.                                                   78,015   4,829,128             0.0%
                  Progressive Corp. (The)                                             488,448  19,401,155             0.1%
#                 Prosperity Bancshares, Inc.                                         107,713   7,238,314             0.1%
                  Provident Financial Holdings, Inc.                                    6,264     120,457             0.0%
                  Provident Financial Services, Inc.                                  122,645   3,150,750             0.0%
#                 Prudential Bancorp, Inc.                                              2,842      50,929             0.0%
                  Prudential Financial, Inc.                                          227,812  24,382,718             0.1%
                  Pzena Investment Management, Inc. Class A                             8,560      88,082             0.0%
                  QCR Holdings, Inc.                                                    1,348      61,469             0.0%
                  Radian Group, Inc.                                                  100,718   1,700,120             0.0%
                  Raymond James Financial, Inc.                                       141,465  10,541,972             0.1%
*                 Regional Management Corp.                                             2,273      45,074             0.0%
                  Regions Financial Corp.                                           1,229,613  16,907,179             0.1%
                  Reinsurance Group of America, Inc.                                   67,596   8,452,204             0.1%
#                 RenaissanceRe Holdings, Ltd.                                         60,249   8,565,600             0.1%
                  Renasant Corp.                                                       79,938   3,389,371             0.0%
                  Republic Bancorp, Inc. Class A                                       15,312     550,926             0.0%
#*                Republic First Bancorp, Inc.                                         14,828     127,521             0.0%
                  Riverview Bancorp, Inc.                                               9,533      69,210             0.0%
#                 RLI Corp.                                                            61,556   3,522,234             0.0%
*                 Royal Bancshares of Pennsylvania, Inc. Class A                        4,906      20,998             0.0%
                  S&P Global, Inc.                                                    174,328  23,393,074             0.1%
                  S&T Bancorp, Inc.                                                    51,737   1,860,463             0.0%
*                 Safeguard Scientifics, Inc.                                          34,179     434,073             0.0%
                  Safety Insurance Group, Inc.                                         35,053   2,537,837             0.0%
                  Salisbury Bancorp, Inc.                                                 543      21,313             0.0%
                  Sandy Spring Bancorp, Inc.                                           35,263   1,525,125             0.0%
*                 Santander Consumer USA Holdings, Inc.                               497,864   6,342,787             0.0%
                  SB Financial Group, Inc.                                              1,124      19,445             0.0%
*                 Seacoast Banking Corp. of Florida                                    40,774     986,731             0.0%
*                 Security National Financial Corp. Class A                             1,039       7,325             0.0%
                  SEI Investments Co.                                                 134,134   6,801,935             0.0%
*                 Select Bancorp, Inc.                                                    300       3,378             0.0%
#                 Selective Insurance Group, Inc.                                     111,647   5,894,962             0.0%
#                 ServisFirst Bancshares, Inc.                                         55,561   2,100,206             0.0%
                  Shore Bancshares, Inc.                                                3,114      51,661             0.0%
                  SI Financial Group, Inc.                                              5,983      89,446             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Financials -- (Continued)
                  Siebert Financial Corp.                                             3,562 $    15,032             0.0%
                  Sierra Bancorp                                                     10,427     261,405             0.0%
*                 Signature Bank                                                     58,147   8,050,452             0.1%
                  Silvercrest Asset Management Group, Inc. Class A                      800      10,920             0.0%
#                 Simmons First National Corp. Class A                               60,220   3,291,023             0.0%
*                 SLM Corp.                                                         860,216  10,787,109             0.1%
#                 South State Corp.                                                  53,043   4,675,740             0.0%
*                 Southern First Bancshares, Inc.                                     1,052      35,452             0.0%
                  Southern Missouri Bancorp, Inc.                                     1,114      37,096             0.0%
                  Southern National Bancorp of Virginia, Inc.                         1,220      22,216             0.0%
#                 Southside Bancshares, Inc.                                         40,727   1,414,041             0.0%
                  Southwest Bancorp, Inc.                                            16,450     426,878             0.0%
                  Southwest Georgia Financial Corp.                                     863      16,587             0.0%
                  State Auto Financial Corp.                                         32,376     869,943             0.0%
#                 State Bank Financial Corp.                                          9,961     267,552             0.0%
                  State Street Corp.                                                205,997  17,283,148             0.1%
                  Sterling Bancorp                                                  251,189   5,840,144             0.0%
                  Stewart Information Services Corp.                                 55,977   2,655,549             0.0%
*                 Stifel Financial Corp.                                            105,797   5,170,299             0.0%
#                 Stock Yards Bancorp, Inc.                                          29,827   1,222,907             0.0%
                  Stonegate Bank                                                        264      12,118             0.0%
                  Summit State Bank                                                   2,458      32,323             0.0%
                  Sun Bancorp, Inc.                                                   5,889     146,931             0.0%
                  SunTrust Banks, Inc.                                              274,192  15,576,848             0.1%
#                 Sussex Bancorp                                                        448      11,558             0.0%
#*                SVB Financial Group                                                60,440  10,633,814             0.1%
                  Synchrony Financial                                               720,229  20,022,366             0.1%
#                 Synovus Financial Corp.                                           234,980   9,822,164             0.1%
#                 T Rowe Price Group, Inc.                                          288,977  20,485,580             0.1%
                  TCF Financial Corp.                                               339,761   5,609,454             0.0%
                  TD Ameritrade Holding Corp.                                       293,836  11,245,104             0.1%
                  Territorial Bancorp, Inc.                                          11,236     347,754             0.0%
#                 Teton Advisors, Inc. Class A                                           29       1,419             0.0%
#*                Texas Capital Bancshares, Inc.                                     88,217   6,713,314             0.0%
                  TFS Financial Corp.                                               215,089   3,557,572             0.0%
*                 TheStreet, Inc.                                                    10,517       8,939             0.0%
                  Timberland Bancorp, Inc.                                            1,600      35,472             0.0%
                  Tiptree, Inc.                                                      80,023     564,162             0.0%
#                 Tompkins Financial Corp.                                           25,141   2,078,406             0.0%
                  Torchmark Corp.                                                   126,551   9,707,727             0.1%
#                 Towne Bank                                                         51,464   1,670,007             0.0%
                  Travelers Cos., Inc. (The)                                        234,212  28,494,232             0.2%
                  Trico Bancshares                                                   29,152   1,033,730             0.0%
*                 TriState Capital Holdings, Inc.                                     1,706      42,479             0.0%
                  TrustCo Bank Corp. NY                                             207,921   1,652,972             0.0%
                  Trustmark Corp.                                                   141,291   4,693,687             0.0%
                  U.S. Bancorp.                                                     907,617  46,542,600             0.3%
#                 UMB Financial Corp.                                                77,072   5,586,949             0.0%
                  Umpqua Holdings Corp.                                             353,067   6,238,694             0.0%
*                 Unico American Corp.                                                  100       1,025             0.0%
                  Union Bankshares Corp.                                             67,215   2,301,442             0.0%
                  Union Bankshares, Inc.                                                863      36,289             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
Financials -- (Continued)
                  United Bancshares, Inc.                                               1,036 $       22,585             0.0%
#                 United Bankshares, Inc.                                             175,702      7,010,521             0.1%
                  United Community Bancorp                                                 99          1,762             0.0%
                  United Community Banks, Inc.                                        143,304      3,919,364             0.0%
                  United Community Financial Corp.                                      6,897         58,900             0.0%
                  United Financial Bancorp, Inc.                                       67,354      1,163,204             0.0%
                  United Fire Group, Inc.                                              35,730      1,572,120             0.0%
#                 United Insurance Holdings Corp.                                      15,969        243,687             0.0%
*                 United Security Bancshares                                            5,158         43,069             0.0%
                  Unity Bancorp, Inc.                                                   4,686         76,616             0.0%
                  Universal Insurance Holdings, Inc.                                   88,522      2,305,998             0.0%
                  Univest Corp. of Pennsylvania                                        30,206        915,242             0.0%
                  Unum Group                                                          226,614     10,499,027             0.1%
                  Validus Holdings, Ltd.                                              131,005      7,241,956             0.1%
#                 Valley National Bancorp                                             398,072      4,681,327             0.0%
                  Value Line, Inc.                                                      2,920         51,042             0.0%
#                 Virtu Financial, Inc. Class A                                        15,119        232,833             0.0%
#                 Virtus Investment Partners, Inc.                                     13,793      1,467,575             0.0%
                  Voya Financial, Inc.                                                146,219      5,465,666             0.0%
                  VSB Bancorp, Inc.                                                       169          2,608             0.0%
#                 Waddell & Reed Financial, Inc. Class A                              173,451      3,120,383             0.0%
*                 Walker & Dunlop, Inc.                                                72,478      3,250,638             0.0%
#                 Washington Federal, Inc.                                            204,627      6,895,930             0.0%
                  Washington Trust Bancorp, Inc.                                       32,197      1,584,092             0.0%
                  Waterstone Financial, Inc.                                           30,425        578,075             0.0%
                  Wayne Savings Bancshares, Inc.                                          955         17,410             0.0%
#                 Webster Financial Corp.                                             164,857      8,376,384             0.1%
                  Wells Fargo & Co.                                                 2,909,420    156,643,173             0.9%
                  WesBanco, Inc.                                                       68,118      2,711,778             0.0%
                  West Bancorporation, Inc.                                            14,098        328,483             0.0%
#                 Westamerica Bancorporation                                           44,466      2,446,519             0.0%
*                 Western Alliance Bancorp                                            190,229      9,111,969             0.1%
                  Western New England Bancorp, Inc.                                    28,019        294,200             0.0%
                  Westwood Holdings Group, Inc.                                         7,551        421,346             0.0%
                  White Mountains Insurance Group, Ltd.                                 7,869      6,758,999             0.0%
                  Willis Towers Watson P.L.C.                                          81,314     10,783,863             0.1%
                  Wintrust Financial Corp.                                             95,209      6,746,510             0.0%
#                 WisdomTree Investments, Inc.                                        164,041      1,369,742             0.0%
#*                World Acceptance Corp.                                                9,467        500,804             0.0%
#                 WR Berkley Corp.                                                    144,217      9,803,872             0.1%
                  WSFS Financial Corp.                                                 50,437      2,380,626             0.0%
                  WVS Financial Corp.                                                     803         12,246             0.0%
#                 XL Group, Ltd.                                                      186,931      7,823,062             0.1%
#                 Zions Bancorporation                                                196,726      7,874,942             0.1%
                                                                                              -------------- ---------------
Total Financials                                                                               2,827,392,689            15.4%
                                                                                              -------------- ---------------
Health Care -- (10.4%)
#                 Abaxis, Inc.                                                         28,250      1,272,097             0.0%
                  Abbott Laboratories                                                 856,734     37,387,872             0.2%
                  AbbVie, Inc.                                                      1,092,274     72,024,548             0.4%
*                 ABIOMED, Inc.                                                        38,874      5,066,060             0.0%
#*                Acadia Healthcare Co., Inc.                                          70,869      3,088,471             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Health Care -- (Continued)
#*                ACADIA Pharmaceuticals, Inc.                                       68,001 $ 2,334,474             0.0%
*                 Accuray, Inc.                                                       2,165       9,851             0.0%
                  Aceto Corp.                                                        50,200     795,670             0.0%
*                 Acorda Therapeutics, Inc.                                          59,857     966,691             0.0%
#*                Adcare Health Systems, Inc.                                           184         193             0.0%
*                 Addus HomeCare Corp.                                               21,078     715,598             0.0%
                  Aetna, Inc.                                                       229,158  30,952,371             0.2%
                  Agilent Technologies, Inc.                                        227,761  12,538,243             0.1%
#*                Akorn, Inc.                                                       203,386   6,803,262             0.0%
#*                Albany Molecular Research, Inc.                                    32,814     525,352             0.0%
#*                Alere, Inc.                                                       115,247   5,666,695             0.0%
*                 Alexion Pharmaceuticals, Inc.                                      58,738   7,505,542             0.1%
#*                Align Technology, Inc.                                            107,848  14,518,498             0.1%
#*                Alkermes P.L.C.                                                    48,283   2,812,485             0.0%
                  Allergan P.L.C.                                                   146,432  35,708,908             0.2%
*                 Alliance HealthCare Services, Inc.                                  6,423      84,141             0.0%
*                 Allscripts Healthcare Solutions, Inc.                             199,980   2,393,761             0.0%
*                 Almost Family, Inc.                                                19,047     945,684             0.0%
#*                Alnylam Pharmaceuticals, Inc.                                      24,700   1,323,920             0.0%
*                 AMAG Pharmaceuticals, Inc.                                         18,274     445,886             0.0%
#*                Amedisys, Inc.                                                     43,687   2,367,835             0.0%
*                 American Shared Hospital Services                                     797       3,467             0.0%
#                 AmerisourceBergen Corp.                                           196,840  16,150,722             0.1%
                  Amgen, Inc.                                                       349,369  57,058,945             0.3%
#*                Amicus Therapeutics, Inc.                                           6,394      49,106             0.0%
#*                AMN Healthcare Services, Inc.                                     107,214   4,379,692             0.0%
#*                Amphastar Pharmaceuticals, Inc.                                    31,240     471,724             0.0%
                  Analogic Corp.                                                     20,482   1,471,632             0.0%
*                 AngioDynamics, Inc.                                                66,362   1,029,938             0.0%
#*                ANI Pharmaceuticals, Inc.                                           7,618     412,286             0.0%
#*                Anika Therapeutics, Inc.                                           31,213   1,439,856             0.0%
                  Anthem, Inc.                                                      149,731  26,635,648             0.2%
#*                Aptevo Therapeutics, Inc.                                          33,737      67,474             0.0%
#*                AquaBounty Technologies, Inc.                                         354       2,751             0.0%
#*                Aralez Pharmaceuticals, Inc.                                       24,054      38,727             0.0%
#*                ArQule, Inc.                                                       11,499      11,384             0.0%
*                 Assembly Biosciences, Inc.                                          1,916      45,275             0.0%
#*                athenahealth, Inc.                                                 35,421   3,471,612             0.0%
#                 Atrion Corp.                                                        2,791   1,443,226             0.0%
                  Baxter International, Inc.                                        245,941  13,693,995             0.1%
                  Becton Dickinson and Co.                                           96,626  18,066,163             0.1%
*                 Bio-Rad Laboratories, Inc. Class A                                 35,534   7,755,651             0.1%
*                 Bio-Rad Laboratories, Inc. Class B                                  1,562     310,565             0.0%
                  Bio-Techne Corp.                                                   47,687   5,106,324             0.0%
*                 Biogen, Inc.                                                      128,459  34,839,365             0.2%
#*                BioMarin Pharmaceutical, Inc.                                      54,919   5,263,437             0.0%
#*                BioScrip, Inc.                                                    107,250     163,020             0.0%
*                 BioSpecifics Technologies Corp.                                     8,800     499,224             0.0%
*                 BioTelemetry, Inc.                                                 55,946   1,840,623             0.0%
*                 Bioverativ, Inc.                                                   99,324   5,841,244             0.0%
#*                Bluebird Bio, Inc.                                                 29,549   2,628,384             0.0%
*                 Boston Scientific Corp.                                           501,499  13,229,544             0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Health Care -- (Continued)
*                 Bovie Medical Corp.                                                 7,222 $    19,499             0.0%
                  Bristol-Myers Squibb Co.                                          768,715  43,086,476             0.2%
#*                Brookdale Senior Living, Inc.                                     213,170   2,769,078             0.0%
                  Bruker Corp.                                                      234,674   5,723,699             0.0%
*                 Cambrex Corp.                                                      64,784   3,844,930             0.0%
                  Cantel Medical Corp.                                               74,196   5,520,924             0.0%
#*                Capital Senior Living Corp.                                        56,020     782,599             0.0%
                  Cardinal Health, Inc.                                             159,475  11,576,290             0.1%
#*                Catalent, Inc.                                                    295,400   8,649,312             0.1%
*                 Celgene Corp.                                                     544,650  67,563,832             0.4%
*                 Centene Corp.                                                     216,131  16,080,146             0.1%
#*                Cerner Corp.                                                      117,483   7,607,024             0.1%
*                 Charles River Laboratories International, Inc.                     99,221   8,900,124             0.1%
#                 Chemed Corp.                                                       33,122   6,670,108             0.0%
                  Cigna Corp.                                                       154,038  24,086,922             0.1%
*                 Community Health Systems, Inc.                                    203,108   1,748,760             0.0%
#                 Computer Programs & Systems, Inc.                                  14,788     405,931             0.0%
*                 Concert Pharmaceuticals, Inc.                                      12,128     192,471             0.0%
                  CONMED Corp.                                                       38,092   1,872,603             0.0%
                  Cooper Cos., Inc. (The)                                            33,679   6,746,914             0.0%
#*                Corcept Therapeutics, Inc.                                         62,813     599,236             0.0%
*                 CorVel Corp.                                                       31,484   1,401,038             0.0%
                  CR Bard, Inc.                                                      68,638  21,104,812             0.1%
*                 Cross Country Healthcare, Inc.                                     42,718     596,770             0.0%
*                 CryoLife, Inc.                                                     57,470   1,043,080             0.0%
*                 Cumberland Pharmaceuticals, Inc.                                   14,360      83,719             0.0%
*                 Cutera, Inc.                                                       12,003     234,659             0.0%
                  Danaher Corp.                                                     326,068  27,171,246             0.2%
*                 DaVita, Inc.                                                      316,238  21,823,584             0.1%
                  DENTSPLY SIRONA, Inc.                                             127,958   8,092,064             0.1%
#*                Depomed, Inc.                                                      96,386   1,155,668             0.0%
#*                DexCom, Inc.                                                       29,044   2,264,270             0.0%
                  Digirad Corp.                                                       9,575      45,003             0.0%
#*                Diplomat Pharmacy, Inc.                                            27,300     425,880             0.0%
#*                Eagle Pharmaceuticals, Inc.                                         2,793     253,018             0.0%
*                 Edwards Lifesciences Corp.                                        149,789  16,427,360             0.1%
                  Eli Lilly & Co.                                                   446,273  36,621,162             0.2%
#*                Emergent BioSolutions, Inc.                                        70,160   2,098,486             0.0%
#*                Enanta Pharmaceuticals, Inc.                                        5,948     188,849             0.0%
#*                Endo International P.L.C.                                         172,415   1,960,359             0.0%
#                 Ensign Group, Inc. (The)                                           87,849   1,576,890             0.0%
#*                Envision Healthcare Corp.                                         177,973   9,971,827             0.1%
*                 Enzo Biochem, Inc.                                                 23,675     208,340             0.0%
*                 Exactech, Inc.                                                     14,780     438,227             0.0%
*                 Exelixis, Inc.                                                    182,914   4,097,274             0.0%
*                 Express Scripts Holding Co.                                       494,881  30,356,001             0.2%
#*                Five Prime Therapeutics, Inc.                                      66,913   2,332,587             0.0%
*                 Five Star Senior Living, Inc.                                      14,926      28,359             0.0%
#*                Fluidigm Corp.                                                      3,038      15,008             0.0%
#*                Genesis Healthcare, Inc.                                           15,845      38,345             0.0%
#*                Genocea Biosciences, Inc.                                             418       2,671             0.0%
                  Gilead Sciences, Inc.                                             809,650  55,501,507             0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Health Care -- (Continued)
#*                Globus Medical, Inc. Class A                                        131,511 $  3,988,729             0.0%
*                 Haemonetics Corp.                                                    78,395    3,283,183             0.0%
*                 Halyard Health, Inc.                                                 75,868    2,996,786             0.0%
#*                Hanger, Inc.                                                         41,296      540,565             0.0%
*                 Harvard Bioscience, Inc.                                             26,114       62,674             0.0%
*                 HCA Holdings, Inc.                                                  127,519   10,738,375             0.1%
#*                HealthEquity, Inc.                                                   49,870    2,270,082             0.0%
#                 HealthSouth Corp.                                                   227,038   10,648,082             0.1%
#*                HealthStream, Inc.                                                   51,968    1,444,191             0.0%
#*                Henry Schein, Inc.                                                   58,994   10,253,157             0.1%
#*                Heska Corp.                                                             969      104,894             0.0%
                  Hill-Rom Holdings, Inc.                                             127,368    9,634,116             0.1%
*                 HMS Holdings Corp.                                                  124,995    2,558,648             0.0%
*                 Hologic, Inc.                                                       292,587   13,210,303             0.1%
#*                Horizon Pharma P.L.C.                                               264,084    4,061,612             0.0%
                  Humana, Inc.                                                        106,680   23,680,826             0.1%
*                 ICU Medical, Inc.                                                    23,366    3,593,691             0.0%
#*                IDEXX Laboratories, Inc.                                             80,866   13,563,654             0.1%
#*                Illumina, Inc.                                                       69,218   12,795,639             0.1%
*                 Impax Laboratories, Inc.                                             97,933    1,375,959             0.0%
*                 INC Research Holdings, Inc. Class A                                  85,676    3,855,420             0.0%
#*                Incyte Corp.                                                        129,458   16,089,040             0.1%
*                 Innoviva, Inc.                                                        2,963       34,919             0.0%
*                 Inogen, Inc.                                                         26,156    2,168,071             0.0%
#*                Insys Therapeutics, Inc.                                             38,684      435,195             0.0%
*                 Integer Holdings Corp.                                               37,443    1,376,030             0.0%
#*                Integra LifeSciences Holdings Corp.                                 101,436    4,663,013             0.0%
#*                Intuitive Surgical, Inc.                                             14,038   11,733,943             0.1%
#                 Invacare Corp.                                                       63,552      934,214             0.0%
#*                Ionis Pharmaceuticals, Inc.                                          56,267    2,711,507             0.0%
#*                iRadimed Corp.                                                        1,881       16,177             0.0%
*                 IRIDEX Corp.                                                          2,696       30,734             0.0%
#*                Jazz Pharmaceuticals P.L.C.                                          41,645    6,633,216             0.0%
                  Johnson & Johnson                                                 1,287,481  158,965,279             0.9%
#*                Juniper Pharmaceuticals, Inc.                                         1,386        6,376             0.0%
*                 Karyopharm Therapeutics, Inc.                                         3,418       34,932             0.0%
                  Kewaunee Scientific Corp.                                             1,352       31,434             0.0%
*                 Kindred Biosciences, Inc.                                            53,708      373,271             0.0%
                  Kindred Healthcare, Inc.                                            169,474    1,626,950             0.0%
*                 Kite Pharma, Inc.                                                    26,402    2,167,076             0.0%
*                 Laboratory Corp. of America Holdings                                136,659   19,152,759             0.1%
                  Landauer, Inc.                                                        8,899      468,087             0.0%
#*                Lannett Co., Inc.                                                    68,351    1,777,126             0.0%
                  LeMaitre Vascular, Inc.                                              29,553      879,202             0.0%
*                 LHC Group, Inc.                                                      28,771    1,556,511             0.0%
*                 LifePoint Health, Inc.                                               83,073    5,162,987             0.0%
#*                Ligand Pharmaceuticals, Inc.                                         22,299    2,478,980             0.0%
#*                Lipocine, Inc.                                                       19,043       80,742             0.0%
*                 LivaNova P.L.C.                                                      41,951    2,210,818             0.0%
#                 Luminex Corp.                                                        59,227    1,115,244             0.0%
*                 Magellan Health, Inc.                                                54,947    3,780,354             0.0%
*                 Mallinckrodt P.L.C.                                                 108,442    5,088,099             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Health Care -- (Continued)
*                 Masimo Corp.                                                         86,910 $  8,929,133             0.1%
                  McKesson Corp.                                                      116,990   16,178,547             0.1%
#*                Medicines Co. (The)                                                 121,145    5,974,871             0.0%
#*                MediciNova, Inc.                                                      1,657        9,528             0.0%
#*                MEDNAX, Inc.                                                        120,013    7,243,985             0.1%
                  Medtronic P.L.C.                                                    413,453   34,353,810             0.2%
                  Merck & Co., Inc.                                                 1,335,662   83,251,812             0.5%
#                 Meridian Bioscience, Inc.                                            73,468    1,087,326             0.0%
*                 Merit Medical Systems, Inc.                                          79,275    2,671,567             0.0%
*                 Mettler-Toledo International, Inc.                                   24,652   12,656,830             0.1%
*                 Micron Solutions, Inc.                                                1,150        4,531             0.0%
*                 Misonix, Inc.                                                         2,220       24,864             0.0%
#*                Molina Healthcare, Inc.                                             115,760    5,763,690             0.0%
*                 Momenta Pharmaceuticals, Inc.                                        45,221      648,921             0.0%
*                 Mylan NV                                                            194,304    7,257,254             0.1%
#*                Myriad Genetics, Inc.                                                97,258    1,788,575             0.0%
                  National HealthCare Corp.                                            12,354      919,385             0.0%
#                 National Research Corp. Class A                                      11,661      289,193             0.0%
                  National Research Corp. Class B                                       1,943       81,956             0.0%
*                 Natus Medical, Inc.                                                  44,213    1,547,455             0.0%
*                 Neogen Corp.                                                         43,777    2,728,620             0.0%
#*                NeoGenomics, Inc.                                                     4,211       31,793             0.0%
#*                Neurocrine Biosciences, Inc.                                         37,389    1,996,573             0.0%
#*                NewLink Genetics Corp.                                                8,556      159,912             0.0%
*                 NuVasive, Inc.                                                       95,302    6,910,348             0.1%
*                 Nuvectra Corp.                                                       11,362       92,941             0.0%
*                 Omnicell, Inc.                                                       58,861    2,436,845             0.0%
#*                OPKO Health, Inc.                                                   332,514    2,583,634             0.0%
#*                OraSure Technologies, Inc.                                           67,862      889,671             0.0%
#*                Orthofix International NV                                            28,568    1,129,864             0.0%
#*                Otonomy, Inc.                                                           976       13,030             0.0%
#                 Owens & Minor, Inc.                                                 127,918    4,432,359             0.0%
*                 PAREXEL International Corp.                                         122,023    7,788,728             0.1%
#                 Patterson Cos., Inc.                                                189,394    8,426,139             0.1%
#                 PDL BioPharma, Inc.                                                  98,354      221,296             0.0%
                  PerkinElmer, Inc.                                                   116,875    6,943,544             0.1%
#                 Perrigo Co. P.L.C.                                                   34,509    2,551,595             0.0%
                  Pfizer, Inc.                                                      3,582,107  121,505,069             0.7%
                  PharmAthene, Inc.                                                     4,763        3,462             0.0%
*                 PharMerica Corp.                                                     54,972    1,297,339             0.0%
                  Phibro Animal Health Corp. Class A                                   21,948      652,953             0.0%
*                 PRA Health Sciences, Inc.                                            97,618    6,243,647             0.0%
#*                Premier, Inc. Class A                                                76,430    2,583,334             0.0%
*                 Prestige Brands Holdings, Inc.                                      100,880    5,791,521             0.0%
#*                Progenics Pharmaceuticals, Inc.                                      22,729      180,014             0.0%
*                 ProPhase Labs, Inc.                                                   3,827        7,731             0.0%
*                 Providence Service Corp. (The)                                       27,818    1,223,992             0.0%
#                 Psychemedics Corp.                                                    1,300       24,791             0.0%
#*                PTC Therapeutics, Inc.                                               11,683      141,948             0.0%
*                 Quality Systems, Inc.                                                83,038    1,184,122             0.0%
                  Quest Diagnostics, Inc.                                             222,820   23,509,738             0.1%
#*                Quidel Corp.                                                         23,763      574,352             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                    SHARES      VALUE+     OF NET ASSETS**
                                                                                    ------- -------------- ---------------
Health Care -- (Continued)
#*                Quintiles IMS Holdings, Inc.                                       60,724 $    5,117,819             0.0%
*                 Quorum Health Corp.                                                50,777        216,818             0.0%
#*                RadNet, Inc.                                                       59,401        359,376             0.0%
*                 Regeneron Pharmaceuticals, Inc.                                    38,513     14,961,915             0.1%
#*                Repligen Corp.                                                     26,740        983,765             0.0%
#                 ResMed, Inc.                                                       78,558      5,341,158             0.0%
#*                Retrophin, Inc.                                                    31,064        608,544             0.0%
#*                Rigel Pharmaceuticals, Inc.                                        72,832        217,768             0.0%
*                 RTI Surgical, Inc.                                                 78,783        319,071             0.0%
*                 SciClone Pharmaceuticals, Inc.                                     80,322        775,107             0.0%
*                 SeaSpine Holdings Corp.                                            11,585         92,796             0.0%
#*                Seattle Genetics, Inc.                                             60,492      4,131,604             0.0%
*                 Select Medical Holdings Corp.                                     242,020      3,327,775             0.0%
                  Span-America Medical Systems, Inc.                                  1,628         35,458             0.0%
#*                Spectrum Pharmaceuticals, Inc.                                     67,516        513,797             0.0%
                  STERIS P.L.C.                                                      90,132      6,651,742             0.0%
#                 Stryker Corp.                                                     150,635     20,542,095             0.1%
#*                Sucampo Pharmaceuticals, Inc. Class A                              67,976        689,956             0.0%
#*                Supernus Pharmaceuticals, Inc.                                     54,529      1,777,645             0.0%
*                 Surmodics, Inc.                                                    21,136        482,958             0.0%
#*                Taro Pharmaceutical Industries, Ltd.                               28,617      3,343,896             0.0%
                  Teleflex, Inc.                                                     43,543      9,008,611             0.1%
#*                Tenet Healthcare Corp.                                            187,395      2,936,480             0.0%
#*                TESARO, Inc.                                                       23,505      3,469,103             0.0%
                  Thermo Fisher Scientific, Inc.                                    193,623     32,011,691             0.2%
*                 Tivity Health, Inc.                                                71,157      2,390,875             0.0%
*                 Triple-S Management Corp. Class B                                  41,196        745,648             0.0%
#*                United Therapeutics Corp.                                          80,321     10,096,350             0.1%
                  UnitedHealth Group, Inc.                                          598,591    104,681,594             0.6%
                  Universal Health Services, Inc. Class B                           142,410     17,197,432             0.1%
                  US Physical Therapy, Inc.                                          22,052      1,446,611             0.0%
#                 Utah Medical Products, Inc.                                         3,467        217,034             0.0%
#*                Varex Imaging Corp.                                                29,840      1,001,430             0.0%
#*                Varian Medical Systems, Inc.                                       74,602      6,769,385             0.0%
*                 VCA, Inc.                                                         104,995      9,614,392             0.1%
#*                Veeva Systems, Inc. Class A                                        87,529      4,693,305             0.0%
*                 Vertex Pharmaceuticals, Inc.                                       45,394      5,370,110             0.0%
#*                VWR Corp.                                                         241,946      6,837,394             0.0%
*                 Waters Corp.                                                       49,335      8,381,523             0.1%
*                 WellCare Health Plans, Inc.                                        90,713     13,916,281             0.1%
                  West Pharmaceutical Services, Inc.                                 84,415      7,768,712             0.1%
#*                Wright Medical Group NV                                            59,536      1,809,299             0.0%
#*                Xencor, Inc.                                                       37,440        961,085             0.0%
*                 Zafgen, Inc.                                                        1,564          7,632             0.0%
                  Zimmer Biomet Holdings, Inc.                                       87,325     10,448,436             0.1%
                  Zoetis, Inc.                                                      312,218     17,518,552             0.1%
#*                Zogenix, Inc.                                                         700          7,700             0.0%
                                                                                            -------------- ---------------
Total Health Care                                                                            2,086,864,791            11.4%
                                                                                            -------------- ---------------
Industrials -- (12.3%)
                  3M Co.                                                            417,065     81,673,839             0.5%
#                 AAON, Inc.                                                         76,660      2,809,589             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Industrials -- (Continued)
                  AAR Corp.                                                          39,516 $ 1,422,181             0.0%
                  ABM Industries, Inc.                                               86,519   3,736,756             0.0%
#*                Acacia Research Corp.                                              41,555     226,475             0.0%
*                 ACCO Brands Corp.                                                 205,535   2,928,874             0.0%
                  Acme United Corp.                                                   1,000      29,000             0.0%
#                 Actuant Corp. Class A                                              88,735   2,422,465             0.0%
#                 Acuity Brands, Inc.                                                38,668   6,809,435             0.0%
#                 Advanced Drainage Systems, Inc.                                    33,396     769,778             0.0%
#*                Advisory Board Co. (The)                                           41,010   2,095,611             0.0%
#*                AECOM                                                             202,312   6,921,094             0.0%
*                 Aegion Corp.                                                       53,845   1,228,743             0.0%
*                 AeroCentury Corp.                                                     691       6,806             0.0%
*                 Aerojet Rocketdyne Holdings, Inc.                                 116,093   2,601,644             0.0%
#*                Aerovironment, Inc.                                                37,607   1,074,432             0.0%
#                 AGCO Corp.                                                        140,792   9,009,280             0.1%
#                 Air Lease Corp.                                                   201,800   7,696,652             0.1%
*                 Air Transport Services Group, Inc.                                132,517   2,436,988             0.0%
                  Aircastle, Ltd.                                                    61,502   1,452,677             0.0%
                  Alamo Group, Inc.                                                  20,624   1,630,533             0.0%
#                 Alaska Air Group, Inc.                                            214,723  18,270,780             0.1%
                  Albany International Corp. Class A                                 51,344   2,503,020             0.0%
                  Allegiant Travel Co.                                               39,488   5,741,555             0.0%
#                 Allegion P.L.C.                                                   105,138   8,268,052             0.1%
                  Allied Motion Technologies, Inc.                                   19,703     446,076             0.0%
                  Allison Transmission Holdings, Inc.                               281,773  10,898,980             0.1%
                  Altra Industrial Motion Corp.                                      58,843   2,597,918             0.0%
                  AMERCO                                                             24,346   9,116,603             0.1%
*                 Ameresco, Inc. Class A                                             21,115     136,192             0.0%
#                 American Airlines Group, Inc.                                     360,513  15,365,064             0.1%
#                 American Railcar Industries, Inc.                                  19,392     813,494             0.0%
*                 American Superconductor Corp.                                         896       4,668             0.0%
*                 American Woodmark Corp.                                            35,230   3,237,637             0.0%
#                 AMETEK, Inc.                                                      173,757   9,938,900             0.1%
*                 AMREP Corp.                                                         3,360      20,194             0.0%
#                 AO Smith Corp.                                                    170,998   9,213,372             0.1%
#                 Apogee Enterprises, Inc.                                           51,926   2,829,967             0.0%
                  Applied Industrial Technologies, Inc.                              59,409   3,802,176             0.0%
*                 ARC Document Solutions, Inc.                                       78,538     289,020             0.0%
                  ArcBest Corp.                                                      30,676     811,380             0.0%
#                 Arconic, Inc.                                                     278,564   7,613,154             0.1%
#                 Argan, Inc.                                                        38,179   2,552,266             0.0%
*                 Armstrong Flooring, Inc.                                           52,153   1,000,816             0.0%
#*                Armstrong World Industries, Inc.                                   94,686   4,426,570             0.0%
*                 Arotech Corp.                                                      14,831      47,459             0.0%
                  Astec Industries, Inc.                                             41,113   2,604,509             0.0%
*                 Astronics Corp.                                                    33,687   1,095,164             0.0%
#*                Astronics Corp. Class B                                            15,379     498,433             0.0%
*                 Atlas Air Worldwide Holdings, Inc.                                 49,710   2,883,180             0.0%
*                 Avalon Holdings Corp. Class A                                         500       1,185             0.0%
#*                Avis Budget Group, Inc.                                           201,123   6,134,251             0.0%
#*                Axon Enterprise, Inc.                                              70,425   1,731,046             0.0%
                  AZZ, Inc.                                                          45,784   2,703,545             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Industrials -- (Continued)
*                 Babcock & Wilcox Enterprises, Inc.                                 82,777 $   775,620             0.0%
                  Barnes Group, Inc.                                                 97,184   5,342,204             0.0%
                  Barrett Business Services, Inc.                                     8,150     469,929             0.0%
*                 Beacon Roofing Supply, Inc.                                       113,281   5,615,339             0.0%
*                 BlueLinx Holdings, Inc.                                             2,583      28,206             0.0%
*                 BMC Stock Holdings, Inc.                                           44,299   1,032,167             0.0%
                  Boeing Co. (The)                                                  406,553  75,143,191             0.4%
                  Brady Corp. Class A                                                70,759   2,756,063             0.0%
                  Briggs & Stratton Corp.                                            64,286   1,606,507             0.0%
                  Brink's Co. (The)                                                 118,821   7,295,609             0.1%
*                 Broadwind Energy, Inc.                                                488       4,485             0.0%
#*                Builders FirstSource, Inc.                                        210,715   3,373,547             0.0%
                  BWX Technologies, Inc.                                            149,115   7,331,985             0.1%
*                 CAI International, Inc.                                            22,428     462,465             0.0%
                  Carlisle Cos., Inc.                                                83,974   8,514,124             0.1%
*                 Casella Waste Systems, Inc. Class A                                71,163   1,071,003             0.0%
#                 Caterpillar, Inc.                                                 343,254  35,101,154             0.2%
*                 CBIZ, Inc.                                                         98,222   1,546,996             0.0%
*                 CDI Corp.                                                          16,772     136,692             0.0%
                  CECO Environmental Corp.                                           17,216     194,369             0.0%
#                 Celadon Group, Inc.                                                49,165     194,202             0.0%
#                 CH Robinson Worldwide, Inc.                                       120,104   8,731,561             0.1%
*                 Chart Industries, Inc.                                             78,325   2,859,646             0.0%
                  Chicago Bridge & Iron Co. NV                                      157,296   4,731,464             0.0%
                  Chicago Rivet & Machine Co.                                           474      19,638             0.0%
#                 Cintas Corp.                                                       84,931  10,401,500             0.1%
#                 CIRCOR International, Inc.                                         25,185   1,680,091             0.0%
*                 Civeo Corp.                                                       124,628     372,638             0.0%
#*                Clean Harbors, Inc.                                               113,092   6,571,776             0.0%
*                 Colfax Corp.                                                      184,913   7,483,429             0.1%
                  Columbus McKinnon Corp.                                            27,082     707,653             0.0%
                  Comfort Systems USA, Inc.                                          67,634   2,482,168             0.0%
*                 Command Security Corp.                                              4,000      10,120             0.0%
#*                Commercial Vehicle Group, Inc.                                     31,355     278,746             0.0%
                  CompX International, Inc.                                           1,315      19,594             0.0%
*                 Continental Building Products, Inc.                                77,129   1,878,091             0.0%
*                 Continental Materials Corp.                                           268       5,909             0.0%
                  Copa Holdings SA Class A                                           55,007   6,403,915             0.0%
*                 Copart, Inc.                                                      370,054  11,434,669             0.1%
#                 Covanta Holding Corp.                                             311,339   4,529,982             0.0%
#*                Covenant Transportation Group, Inc. Class A                        34,912     653,902             0.0%
#*                CPI Aerostructures, Inc.                                            6,347      39,351             0.0%
                  CRA International, Inc.                                            11,428     433,578             0.0%
                  Crane Co.                                                         100,271   8,012,656             0.1%
                  CSX Corp.                                                         641,088  32,592,914             0.2%
                  Cubic Corp.                                                        40,663   2,110,410             0.0%
                  Cummins, Inc.                                                     107,714  16,258,351             0.1%
                  Curtiss-Wright Corp.                                               83,844   7,836,060             0.1%
                  Deere & Co.                                                       190,297  21,239,048             0.1%
                  Delta Air Lines, Inc.                                             723,988  32,898,015             0.2%
#                 Deluxe Corp.                                                       98,488   7,082,272             0.0%
*                 DigitalGlobe, Inc.                                                127,899   4,118,348             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Industrials -- (Continued)
                  DMC Global, Inc.                                                     16,062 $   245,749             0.0%
#                 Donaldson Co., Inc.                                                 232,106  10,741,866             0.1%
                  Douglas Dynamics, Inc.                                               58,486   1,865,703             0.0%
                  Dover Corp.                                                         210,698  16,619,858             0.1%
*                 Ducommun, Inc.                                                       12,172     357,735             0.0%
                  Dun & Bradstreet Corp. (The)                                         58,302   6,390,482             0.0%
*                 DXP Enterprises, Inc.                                                23,507     857,535             0.0%
#*                Dycom Industries, Inc.                                               76,134   8,044,318             0.1%
                  Eastern Co. (The)                                                     2,746      75,927             0.0%
                  Eaton Corp. P.L.C.                                                  229,360  17,348,790             0.1%
#*                Echo Global Logistics, Inc.                                          43,610     817,688             0.0%
                  Ecology and Environment, Inc. Class A                                 1,746      18,682             0.0%
                  EMCOR Group, Inc.                                                   123,370   8,110,344             0.1%
                  Emerson Electric Co.                                                383,183  23,098,271             0.1%
                  Encore Wire Corp.                                                    33,926   1,499,529             0.0%
#*                Energy Focus, Inc.                                                    2,870       8,868             0.0%
#*                Energy Recovery, Inc.                                                12,972     109,484             0.0%
                  EnerSys                                                              75,737   6,294,502             0.0%
*                 Engility Holdings, Inc.                                              30,294     858,835             0.0%
                  Ennis, Inc.                                                          38,863     683,989             0.0%
                  EnPro Industries, Inc.                                               26,577   1,877,665             0.0%
#                 EnviroStar, Inc.                                                        100       2,365             0.0%
#                 Equifax, Inc.                                                        90,006  12,178,712             0.1%
                  ESCO Technologies, Inc.                                              40,961   2,410,555             0.0%
                  Espey Manufacturing & Electronics Corp.                               1,489      34,649             0.0%
                  Essendant, Inc.                                                      56,645     945,972             0.0%
#*                Esterline Technologies Corp.                                         60,013   5,488,189             0.0%
#                 Expeditors International of Washington, Inc.                        124,969   7,009,511             0.0%
                  Exponent, Inc.                                                       46,238   2,827,454             0.0%
#                 Fastenal Co.                                                        218,063   9,743,055             0.1%
                  Federal Signal Corp.                                                139,055   2,170,649             0.0%
                  FedEx Corp.                                                         180,272  34,197,598             0.2%
#                 Flowserve Corp.                                                     123,829   6,299,181             0.0%
                  Fluor Corp.                                                         200,629  10,296,280             0.1%
                  Fortive Corp.                                                       203,090  12,847,473             0.1%
                  Fortune Brands Home & Security, Inc.                                119,778   7,634,650             0.1%
                  Forward Air Corp.                                                    51,050   2,714,328             0.0%
*                 Franklin Covey Co.                                                   20,263     430,589             0.0%
#                 Franklin Electric Co., Inc.                                          76,927   3,161,700             0.0%
                  FreightCar America, Inc.                                             27,480     358,889             0.0%
*                 FTI Consulting, Inc.                                                 97,900   3,386,361             0.0%
*                 Fuel Tech, Inc.                                                      19,248      17,670             0.0%
#                 GATX Corp.                                                           48,439   2,901,496             0.0%
*                 Gencor Industries, Inc.                                               3,547      58,880             0.0%
*                 Generac Holdings, Inc.                                              142,477   5,010,916             0.0%
#                 General Cable Corp.                                                  96,012   1,728,216             0.0%
                  General Dynamics Corp.                                              150,836  29,230,508             0.2%
                  General Electric Co.                                              2,874,270  83,325,087             0.5%
#*                Genesee & Wyoming, Inc. Class A                                     106,374   7,207,902             0.0%
#*                Gibraltar Industries, Inc.                                           58,370   2,291,022             0.0%
                  Global Brass & Copper Holdings, Inc.                                 37,957   1,353,167             0.0%
#*                Global Power Equipment Group, Inc.                                   12,367      53,673             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Industrials -- (Continued)
*                 Golden Ocean Group, Ltd.                                           12,367 $    94,237             0.0%
#*                Goldfield Corp. (The)                                              29,115     158,677             0.0%
                  Gorman-Rupp Co. (The)                                              67,781   1,939,892             0.0%
*                 GP Strategies Corp.                                                39,710   1,076,141             0.0%
#                 Graco, Inc.                                                       105,491  11,377,204             0.1%
                  Graham Corp.                                                        8,388     185,123             0.0%
#                 Granite Construction, Inc.                                         72,704   3,832,228             0.0%
*                 Great Lakes Dredge & Dock Corp.                                    85,344     388,315             0.0%
#                 Greenbrier Cos., Inc. (The)                                        31,578   1,372,064             0.0%
#                 Griffon Corp.                                                      68,906   1,653,744             0.0%
#                 H&E Equipment Services, Inc.                                       86,562   1,828,189             0.0%
                  Hardinge, Inc.                                                     10,375     108,938             0.0%
*                 Harsco Corp.                                                      183,211   2,390,904             0.0%
#*                Hawaiian Holdings, Inc.                                           127,149   6,904,191             0.0%
*                 HC2 Holdings, Inc.                                                  7,362      42,994             0.0%
*                 HD Supply Holdings, Inc.                                          177,339   7,146,762             0.0%
#                 Healthcare Services Group, Inc.                                    71,580   3,286,238             0.0%
#                 Heartland Express, Inc.                                           168,770   3,395,652             0.0%
#                 HEICO Corp.                                                        53,171   3,778,881             0.0%
                  HEICO Corp. Class A                                                80,790   4,952,427             0.0%
                  Heidrick & Struggles International, Inc.                           32,954     708,511             0.0%
*                 Herc Holdings, Inc.                                                57,279   2,604,476             0.0%
*                 Heritage-Crystal Clean, Inc.                                        4,417      66,476             0.0%
                  Herman Miller, Inc.                                               122,693   4,061,138             0.0%
#*                Hertz Global Holdings, Inc.                                       139,440   2,299,366             0.0%
                  Hexcel Corp.                                                      169,311   8,761,844             0.1%
#*                Hill International, Inc.                                           26,258     106,345             0.0%
                  Hillenbrand, Inc.                                                 122,005   4,501,984             0.0%
                  HNI Corp.                                                          84,923   3,970,999             0.0%
                  Honeywell International, Inc.                                     427,001  55,996,911             0.3%
                  Houston Wire & Cable Co.                                           17,436     108,975             0.0%
*                 Hub Group, Inc. Class A                                            64,490   2,524,783             0.0%
                  Hubbell, Inc.                                                      68,233   7,719,199             0.1%
                  Hudson Global, Inc.                                                23,996      33,714             0.0%
#*                Hudson Technologies, Inc.                                          40,498     287,536             0.0%
                  Huntington Ingalls Industries, Inc.                                76,969  15,462,302             0.1%
                  Hurco Cos., Inc.                                                    9,009     261,261             0.0%
*                 Huron Consulting Group, Inc.                                       35,796   1,592,922             0.0%
*                 Huttig Building Products, Inc.                                      2,588      22,774             0.0%
                  Hyster-Yale Materials Handling, Inc.                               19,401   1,166,194             0.0%
*                 ICF International, Inc.                                            27,736   1,224,544             0.0%
#                 IDEX Corp.                                                         76,084   7,970,560             0.1%
*                 IES Holdings, Inc.                                                  6,920     138,400             0.0%
                  Illinois Tool Works, Inc.                                         218,339  30,150,433             0.2%
                  Ingersoll-Rand P.L.C.                                             271,919  24,132,811             0.1%
*                 InnerWorkings, Inc.                                               145,828   1,544,319             0.0%
*                 Innovative Solutions & Support, Inc.                               10,802      38,131             0.0%
                  Insperity, Inc.                                                    49,494   4,521,277             0.0%
                  Insteel Industries, Inc.                                           47,339   1,647,871             0.0%
                  Interface, Inc.                                                   123,111   2,449,909             0.0%
#*                Intersections, Inc.                                                13,979      68,497             0.0%
#                 ITT, Inc.                                                         174,101   7,334,875             0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Industrials -- (Continued)
                  Jacobs Engineering Group, Inc.                                     93,066 $ 5,111,185             0.0%
                  JB Hunt Transport Services, Inc.                                   98,438   8,825,951             0.1%
*                 JetBlue Airways Corp.                                             630,980  13,774,293             0.1%
#                 John Bean Technologies Corp.                                       48,166   4,269,916             0.0%
                  Johnson Controls International P.L.C.                             382,726  15,909,920             0.1%
                  Kadant, Inc.                                                        9,084     564,571             0.0%
#                 Kaman Corp.                                                        50,732   2,435,643             0.0%
                  Kansas City Southern                                              135,270  12,183,769             0.1%
                  KAR Auction Services, Inc.                                        221,042   9,641,852             0.1%
#                 KBR, Inc.                                                         253,597   3,563,038             0.0%
                  Kelly Services, Inc. Class A                                       59,361   1,324,938             0.0%
#                 Kelly Services, Inc. Class B                                          319       7,168             0.0%
                  Kennametal, Inc.                                                  173,816   7,227,269             0.0%
*                 Key Technology, Inc.                                                3,418      44,571             0.0%
#*                KEYW Holding Corp. (The)                                            3,401      32,275             0.0%
                  Kforce, Inc.                                                       62,753   1,424,493             0.0%
                  Kimball International, Inc. Class B                                88,997   1,581,477             0.0%
#*                Kirby Corp.                                                        99,173   7,001,614             0.0%
#*                KLX, Inc.                                                         117,770   5,570,521             0.0%
                  Knight Transportation, Inc.                                       162,439   5,571,658             0.0%
                  Knoll, Inc.                                                        94,672   2,268,341             0.0%
                  Korn/Ferry International                                           76,506   2,478,794             0.0%
#*                Kratos Defense & Security Solutions, Inc.                          99,878     761,070             0.0%
                  L3 Technologies, Inc.                                              67,019  11,511,854             0.1%
                  Landstar System, Inc.                                              84,072   7,183,952             0.0%
*                 Lawson Products, Inc.                                               8,619     196,082             0.0%
#*                Layne Christensen Co.                                              20,348     162,174             0.0%
                  LB Foster Co. Class A                                              13,814     196,159             0.0%
#                 Lennox International, Inc.                                         51,738   8,556,948             0.1%
                  Lincoln Electric Holdings, Inc.                                   129,161  11,499,204             0.1%
                  Lindsay Corp.                                                      10,381     901,694             0.0%
*                 LMI Aerospace, Inc.                                                10,960     152,015             0.0%
                  Lockheed Martin Corp.                                             182,244  49,105,646             0.3%
                  LS Starrett Co. (The) Class A                                       4,692      45,982             0.0%
                  LSC Communications, Inc.                                           52,522   1,358,744             0.0%
                  LSI Industries, Inc.                                               42,399     384,559             0.0%
*                 Lydall, Inc.                                                       31,173   1,633,465             0.0%
                  Macquarie Infrastructure Corp.                                     87,025   7,081,224             0.0%
*                 Manitex International, Inc.                                         2,000      14,800             0.0%
#*                Manitowoc Co., Inc. (The)                                         239,295   1,428,591             0.0%
                  ManpowerGroup, Inc.                                               100,467  10,145,158             0.1%
                  Marten Transport, Ltd.                                             46,344   1,149,331             0.0%
                  Masco Corp.                                                       224,348   8,305,363             0.1%
*                 Masonite International Corp.                                       15,502   1,289,766             0.0%
*                 MasTec, Inc.                                                      153,493   6,776,716             0.0%
*                 Mastech Digital, Inc.                                               1,412      10,166             0.0%
                  Matson, Inc.                                                       94,649   3,000,373             0.0%
                  Matthews International Corp. Class A                               53,529   3,669,413             0.0%
                  McGrath RentCorp                                                   39,222   1,365,318             0.0%
#*                Mercury Systems, Inc.                                              63,772   2,383,797             0.0%
#*                Meritor, Inc.                                                     157,120   2,798,307             0.0%
#*                Middleby Corp. (The)                                               52,258   7,113,882             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Industrials -- (Continued)
                  Miller Industries, Inc.                                            11,101 $   281,965             0.0%
*                 Mistras Group, Inc.                                                34,017     765,383             0.0%
                  Mobile Mini, Inc.                                                  81,303   2,333,396             0.0%
*                 Moog, Inc. Class A                                                 59,669   4,096,277             0.0%
*                 Moog, Inc. Class B                                                  3,215     223,443             0.0%
*                 MRC Global, Inc.                                                  206,462   3,763,802             0.0%
#                 MSA Safety, Inc.                                                   60,851   4,737,250             0.0%
                  MSC Industrial Direct Co., Inc. Class A                            87,901   7,869,777             0.1%
                  Mueller Industries, Inc.                                           93,477   2,995,003             0.0%
                  Mueller Water Products, Inc. Class A                              386,947   4,353,154             0.0%
#                 Multi-Color Corp.                                                  26,373   2,025,446             0.0%
*                 MYR Group, Inc.                                                    41,710   1,762,665             0.0%
                  National Presto Industries, Inc.                                    6,067     633,091             0.0%
*                 Navigant Consulting, Inc.                                          82,825   1,985,315             0.0%
#*                Navistar International Corp.                                       45,794   1,232,317             0.0%
*                 NCI Building Systems, Inc.                                         83,775   1,466,062             0.0%
                  Nielsen Holdings P.L.C.                                           217,622   8,950,793             0.1%
*                 NL Industries, Inc.                                                32,061     259,694             0.0%
#                 NN, Inc.                                                           46,841   1,292,812             0.0%
#                 Nordson Corp.                                                      95,631  11,973,001             0.1%
                  Norfolk Southern Corp.                                            189,092  22,216,419             0.1%
                  Northrop Grumman Corp.                                            117,228  28,833,399             0.2%
*                 Northwest Pipe Co.                                                  9,070     127,071             0.0%
#*                NOW, Inc.                                                         156,942   2,669,583             0.0%
#*                NV5 Global, Inc.                                                    5,861     226,821             0.0%
                  Old Dominion Freight Line, Inc.                                   137,414  12,163,887             0.1%
                  Omega Flex, Inc.                                                    3,648     204,908             0.0%
*                 On Assignment, Inc.                                               103,437   5,354,933             0.0%
                  Orbital ATK, Inc.                                                 102,368  10,134,432             0.1%
#*                Orion Energy Systems, Inc.                                         19,776      29,466             0.0%
*                 Orion Group Holdings, Inc.                                         13,198      99,645             0.0%
                  Oshkosh Corp.                                                     135,061   9,371,883             0.1%
                  Owens Corning                                                     166,237  10,115,521             0.1%
                  PACCAR, Inc.                                                      284,837  19,007,173             0.1%
*                 PAM Transportation Services, Inc.                                   2,984      56,010             0.0%
                  Park-Ohio Holdings Corp.                                           17,276     679,811             0.0%
                  Parker-Hannifin Corp.                                             123,895  19,922,316             0.1%
*                 Patrick Industries, Inc.                                           39,249   2,788,641             0.0%
*                 Patriot Transportation Holding, Inc.                                1,454      30,229             0.0%
*                 Pendrell Corp.                                                     10,317      63,346             0.0%
#                 Pentair P.L.C.                                                    186,572  12,035,760             0.1%
*                 Performant Financial Corp.                                         57,241     130,509             0.0%
*                 Perma-Pipe International Holdings, Inc.                             3,034      24,424             0.0%
*                 PGT Innovations, Inc.                                             109,642   1,195,098             0.0%
#                 Pitney Bowes, Inc.                                                235,009   3,123,270             0.0%
#*                Plug Power, Inc.                                                      784       1,756             0.0%
*                 Ply Gem Holdings, Inc.                                             57,977   1,116,057             0.0%
                  Powell Industries, Inc.                                            12,017     414,466             0.0%
#*                Power Solutions International, Inc.                                 4,237      36,015             0.0%
                  Preformed Line Products Co.                                         4,237     224,264             0.0%
                  Primoris Services Corp.                                            82,983   1,906,120             0.0%
#*                Proto Labs, Inc.                                                   20,558   1,192,364             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Industrials -- (Continued)
                  Quad/Graphics, Inc.                                                62,046 $ 1,629,328             0.0%
                  Quanex Building Products Corp.                                     70,553   1,439,281             0.0%
*                 Quanta Services, Inc.                                             249,520   8,842,989             0.1%
*                 Radiant Logistics, Inc.                                             9,621      57,726             0.0%
                  Raven Industries, Inc.                                             54,019   1,674,589             0.0%
                  Raytheon Co.                                                      138,864  21,553,081             0.1%
#*                RBC Bearings, Inc.                                                 39,263   3,938,079             0.0%
*                 RCM Technologies, Inc.                                              7,192      34,234             0.0%
                  Regal Beloit Corp.                                                 72,575   5,722,539             0.0%
                  Republic Services, Inc.                                           386,662  24,355,839             0.1%
                  Resources Connection, Inc.                                         63,541     883,220             0.0%
*                 Rexnord Corp.                                                     205,194   5,006,734             0.0%
*                 Roadrunner Transportation Systems, Inc.                            46,553     312,836             0.0%
                  Robert Half International, Inc.                                   147,096   6,773,771             0.0%
                  Rockwell Automation, Inc.                                         111,304  17,513,684             0.1%
                  Rockwell Collins, Inc.                                            148,641  15,472,042             0.1%
#                 Rollins, Inc.                                                     170,172   6,607,779             0.0%
#                 Roper Technologies, Inc.                                           53,646  11,732,380             0.1%
*                 RPX Corp.                                                          80,621   1,035,174             0.0%
#                 RR Donnelley & Sons Co.                                           123,649   1,554,268             0.0%
*                 Rush Enterprises, Inc. Class A                                     45,296   1,709,924             0.0%
*                 Rush Enterprises, Inc. Class B                                      2,881      99,798             0.0%
                  Ryder System, Inc.                                                134,186   9,112,571             0.1%
*                 Saia, Inc.                                                         50,507   2,431,912             0.0%
#*                Sensata Technologies Holding NV                                   189,695   7,811,640             0.1%
                  Servotronics, Inc.                                                    389       3,987             0.0%
*                 SIFCO Industries, Inc.                                              3,251      26,333             0.0%
#                 Simpson Manufacturing Co., Inc.                                    80,971   3,377,300             0.0%
                  SkyWest, Inc.                                                      90,268   3,357,970             0.0%
#                 Snap-on, Inc.                                                      46,975   7,869,722             0.1%
                  Southwest Airlines Co.                                            529,313  29,757,977             0.2%
*                 SP Plus Corp.                                                      13,087     450,847             0.0%
*                 Sparton Corp.                                                       7,073     157,516             0.0%
                  Spirit Aerosystems Holdings, Inc. Class A                         197,175  11,270,523             0.1%
*                 Spirit Airlines, Inc.                                             155,695   8,916,653             0.1%
*                 SPX Corp.                                                          56,551   1,360,617             0.0%
*                 SPX FLOW, Inc.                                                     67,479   2,438,691             0.0%
                  Standex International Corp.                                        20,853   1,959,139             0.0%
                  Stanley Black & Decker, Inc.                                      182,227  24,810,206             0.1%
                  Steelcase, Inc. Class A                                           164,114   2,798,144             0.0%
#*                Stericycle, Inc.                                                   87,239   7,444,976             0.1%
*                 Sterling Construction Co., Inc.                                    11,349     107,929             0.0%
#                 Sun Hydraulics Corp.                                               34,687   1,347,243             0.0%
                  Supreme Industries, Inc. Class A                                   26,083     522,703             0.0%
#*                Swift Transportation Co.                                          197,760   4,860,941             0.0%
#*                Team, Inc.                                                         45,855   1,233,500             0.0%
*                 Teledyne Technologies, Inc.                                        61,440   8,283,955             0.1%
                  Tennant Co.                                                        26,928   1,972,476             0.0%
                  Terex Corp.                                                       144,631   5,059,192             0.0%
                  Tetra Tech, Inc.                                                  101,974   4,481,757             0.0%
                  Textainer Group Holdings, Ltd.                                     50,784     759,221             0.0%
                  Textron, Inc.                                                     366,390  17,095,757             0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Industrials -- (Continued)
#*                Thermon Group Holdings, Inc.                                       32,185 $   659,793             0.0%
                  Timken Co. (The)                                                  133,764   6,454,113             0.0%
                  Titan International, Inc.                                          69,670     746,166             0.0%
*                 Titan Machinery, Inc.                                              18,690     296,237             0.0%
                  Toro Co. (The)                                                    134,378   8,723,820             0.1%
#                 TransDigm Group, Inc.                                              33,591   8,287,907             0.1%
*                 TransUnion                                                         99,760   3,993,393             0.0%
*                 TRC Cos., Inc.                                                     23,805     416,588             0.0%
*                 Trex Co., Inc.                                                     48,428   3,544,445             0.0%
*                 TriMas Corp.                                                       50,036   1,148,326             0.0%
*                 TriNet Group, Inc.                                                 77,346   2,273,972             0.0%
                  Trinity Industries, Inc.                                          321,163   8,639,285             0.1%
*                 Triton International, Ltd.                                         52,537   1,608,158             0.0%
#                 Triumph Group, Inc.                                                96,084   2,517,401             0.0%
*                 TrueBlue, Inc.                                                     62,677   1,714,216             0.0%
*                 Tutor Perini Corp.                                                 84,422   2,604,419             0.0%
*                 Twin Disc, Inc.                                                     9,800     192,080             0.0%
*                 Ultralife Corp.                                                    11,666      64,163             0.0%
                  UniFirst Corp.                                                     25,825   3,594,840             0.0%
                  Union Pacific Corp.                                               498,031  55,759,551             0.3%
*                 United Continental Holdings, Inc.                                 374,219  26,273,916             0.2%
                  United Parcel Service, Inc. Class B                               476,456  51,199,962             0.3%
*                 United Rentals, Inc.                                              173,630  19,040,266             0.1%
                  United Technologies Corp.                                         532,026  63,305,774             0.4%
*                 Univar, Inc.                                                      179,388   5,354,732             0.0%
                  Universal Forest Products, Inc.                                    40,125   3,823,511             0.0%
#                 Universal Logistics Holdings, Inc.                                 12,449     173,664             0.0%
#                 US Ecology, Inc.                                                   36,270   1,710,130             0.0%
*                 USA Truck, Inc.                                                    11,153      74,837             0.0%
#*                USG Corp.                                                         270,442   8,194,393             0.1%
                  Valmont Industries, Inc.                                           35,048   5,339,563             0.0%
*                 Vectrus, Inc.                                                      10,596     269,562             0.0%
*                 Verisk Analytics, Inc.                                            148,655  12,310,121             0.1%
*                 Veritiv Corp.                                                       3,055     157,791             0.0%
*                 Versar, Inc.                                                        4,038       5,492             0.0%
                  Viad Corp.                                                         36,629   1,655,631             0.0%
*                 Vicor Corp.                                                        15,288     275,184             0.0%
*                 Virco Manufacturing Corp.                                           6,445      29,325             0.0%
*                 Volt Information Sciences, Inc.                                    11,950      77,078             0.0%
                  VSE Corp.                                                          11,070     472,136             0.0%
#                 Wabash National Corp.                                             143,389   3,266,401             0.0%
#*                WABCO Holdings, Inc.                                               57,049   6,781,415             0.0%
#                 Wabtec Corp.                                                       91,125   7,644,476             0.1%
                  Waste Management, Inc.                                            306,511  22,307,871             0.1%
#                 Watsco, Inc.                                                       58,428   8,109,806             0.1%
                  Watsco, Inc. Class B                                                2,268     314,878             0.0%
                  Watts Water Technologies, Inc. Class A                             39,274   2,442,843             0.0%
#*                Welbilt, Inc.                                                     266,170   5,456,485             0.0%
#                 Werner Enterprises, Inc.                                          163,568   4,465,406             0.0%
*                 Wesco Aircraft Holdings, Inc.                                     125,124   1,520,257             0.0%
*                 WESCO International, Inc.                                          95,193   5,802,013             0.0%
                  West Corp.                                                        128,886   3,439,967             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
Industrials -- (Continued)
*                 Willdan Group, Inc.                                                   9,292 $      263,614             0.0%
*                 Willis Lease Finance Corp.                                            4,420        100,378             0.0%
                  Woodward, Inc.                                                      103,223      6,985,100             0.0%
#                 WW Grainger, Inc.                                                    63,081     12,155,709             0.1%
*                 Xerium Technologies, Inc.                                             1,300          9,243             0.0%
#*                XPO Logistics, Inc.                                                 233,679     11,541,406             0.1%
#                 Xylem, Inc.                                                         208,863     10,737,647             0.1%
#*                YRC Worldwide, Inc.                                                  49,729        530,111             0.0%
                                                                                              -------------- ---------------
Total Industrials                                                                              2,476,466,398            13.5%
                                                                                              -------------- ---------------
Information Technology -- (18.5%)
#*                3D Systems Corp.                                                     50,584        800,745             0.0%
                  Accenture P.L.C. Class A                                            431,332     52,320,572             0.3%
#*                ACI Worldwide, Inc.                                                 201,989      4,340,744             0.0%
                  Activision Blizzard, Inc.                                           268,304     14,018,884             0.1%
*                 Actua Corp.                                                          91,383      1,279,362             0.0%
*                 Acxiom Corp.                                                        113,599      3,283,011             0.0%
*                 ADDvantage Technologies Group, Inc.                                   3,642          6,519             0.0%
*                 Adobe Systems, Inc.                                                 198,912     26,602,491             0.2%
                  ADTRAN, Inc.                                                         71,014      1,420,280             0.0%
*                 Advanced Energy Industries, Inc.                                     80,425      5,935,365             0.0%
#*                Advanced Micro Devices, Inc.                                      1,110,469     14,769,238             0.1%
*                 Agilysys, Inc.                                                       32,960        326,304             0.0%
*                 Akamai Technologies, Inc.                                           216,969     13,222,091             0.1%
#                 Alliance Data Systems Corp.                                          55,858     13,943,833             0.1%
*                 Alpha & Omega Semiconductor, Ltd.                                    42,500        703,375             0.0%
*                 Alphabet, Inc. Class A                                              108,011     99,858,330             0.6%
*                 Alphabet, Inc. Class C                                              113,508    102,833,708             0.6%
#*                Ambarella, Inc.                                                       3,082        173,270             0.0%
                  Amdocs, Ltd.                                                        140,069      8,577,826             0.1%
                  American Software, Inc. Class A                                      19,865        217,919             0.0%
*                 Amkor Technology, Inc.                                              375,631      4,424,933             0.0%
                  Amphenol Corp. Class A                                              204,490     14,786,672             0.1%
*                 Amtech Systems, Inc.                                                  9,582         67,457             0.0%
                  Analog Devices, Inc.                                                188,126     14,335,201             0.1%
#*                Angie's List, Inc.                                                   20,945        123,157             0.0%
*                 Anixter International, Inc.                                          57,272      4,670,532             0.0%
#*                ANSYS, Inc.                                                          61,268      6,749,283             0.0%
                  Apple, Inc.                                                       3,766,502    541,058,012             3.0%
                  Applied Materials, Inc.                                             597,358     24,258,708             0.1%
#*                Applied Optoelectronics, Inc.                                         9,891        488,516             0.0%
#*                Arista Networks, Inc.                                                63,586      8,879,149             0.1%
#*                ARRIS International P.L.C.                                          289,801      7,531,928             0.1%
*                 Arrow Electronics, Inc.                                             121,388      8,557,854             0.1%
*                 Aspen Technology, Inc.                                              131,626      8,093,683             0.1%
                  AstroNova, Inc.                                                       4,620         68,838             0.0%
*                 Autobytel, Inc.                                                         267          3,500             0.0%
#*                Autodesk, Inc.                                                       70,540      6,353,538             0.0%
                  Automatic Data Processing, Inc.                                     312,554     32,658,767             0.2%
*                 Aviat Networks, Inc.                                                  3,930         65,592             0.0%
#*                Avid Technology, Inc.                                                72,700        407,483             0.0%
                  Avnet, Inc.                                                         141,490      5,474,248             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Information Technology -- (Continued)
                  AVX Corp.                                                           115,709 $ 1,956,639             0.0%
*                 Aware, Inc.                                                          12,087      58,018             0.0%
*                 Axcelis Technologies, Inc.                                           53,851   1,036,632             0.0%
*                 AXT, Inc.                                                            60,417     407,815             0.0%
#                 Badger Meter, Inc.                                                   44,636   1,774,281             0.0%
*                 Bankrate, Inc.                                                      100,286   1,063,032             0.0%
*                 Barracuda Networks, Inc.                                             77,010   1,565,613             0.0%
*                 Bazaarvoice, Inc.                                                     6,974      32,778             0.0%
                  Bel Fuse, Inc. Class A                                                1,700      35,946             0.0%
                  Bel Fuse, Inc. Class B                                                9,848     238,322             0.0%
#                 Belden, Inc.                                                         80,874   5,636,918             0.0%
*                 Benchmark Electronics, Inc.                                          50,136   1,589,311             0.0%
                  Black Box Corp.                                                      36,076     357,152             0.0%
#*                Black Knight Financial Services, Inc. Class A                        25,924   1,073,254             0.0%
#                 Blackbaud, Inc.                                                      56,554   4,547,507             0.0%
*                 Blackhawk Network Holdings, Inc.                                     93,786   3,793,644             0.0%
*                 Blucora, Inc.                                                        54,213   1,000,230             0.0%
                  Booz Allen Hamilton Holding Corp.                                   218,403   7,847,220             0.1%
*                 Bottomline Technologies de, Inc.                                     23,728     552,862             0.0%
                  Broadcom, Ltd.                                                      140,915  31,115,441             0.2%
                  Broadridge Financial Solutions, Inc.                                158,683  11,098,289             0.1%
*                 BroadVision, Inc.                                                     3,362      14,120             0.0%
                  Brocade Communications Systems, Inc.                                690,931   8,685,003             0.1%
                  Brooks Automation, Inc.                                             124,193   3,137,115             0.0%
*                 BSQUARE Corp.                                                        18,279      95,965             0.0%
#                 CA, Inc.                                                            573,369  18,823,704             0.1%
                  Cabot Microelectronics Corp.                                         35,161   2,754,864             0.0%
*                 CACI International, Inc. Class A                                     45,940   5,420,920             0.0%
*                 Cadence Design Systems, Inc.                                        259,421   8,449,342             0.1%
#*                CalAmp Corp.                                                         61,302   1,099,758             0.0%
*                 Calix, Inc.                                                         102,448     686,402             0.0%
#*                Carbonite, Inc.                                                      26,618     574,949             0.0%
#*                Cardtronics P.L.C. Class A                                          113,077   4,701,742             0.0%
                  Cass Information Systems, Inc.                                       12,548     834,066             0.0%
#*                Cavium, Inc.                                                         54,233   3,733,942             0.0%
                  CDK Global, Inc.                                                    129,754   8,435,308             0.1%
                  CDW Corp.                                                           227,928  13,468,266             0.1%
*                 Ceva, Inc.                                                           27,322     983,592             0.0%
#*                Ciena Corp.                                                         220,725   5,056,810             0.0%
#*                Cimpress NV                                                          42,330   3,474,446             0.0%
#*                Cirrus Logic, Inc.                                                  127,519   8,205,848             0.1%
                  Cisco Systems, Inc.                                               2,849,851  97,094,424             0.5%
*                 Citrix Systems, Inc.                                                102,955   8,333,178             0.1%
*                 Clearfield, Inc.                                                      8,284     117,219             0.0%
                  Cognex Corp.                                                         92,335   7,879,869             0.1%
#*                Cognizant Technology Solutions Corp. Class A                        306,478  18,459,170             0.1%
#*                Coherent, Inc.                                                       41,073   8,855,339             0.1%
                  Cohu, Inc.                                                           41,338     774,261             0.0%
#*                CommerceHub, Inc. Series A                                           12,974     207,584             0.0%
*                 CommerceHub, Inc. Series C                                           25,949     413,108             0.0%
*                 CommScope Holding Co., Inc.                                         240,153  10,096,032             0.1%
                  Communications Systems, Inc.                                          7,990      34,437             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Information Technology -- (Continued)
                  Computer Task Group, Inc.                                            12,978 $     76,960             0.0%
                  Comtech Telecommunications Corp.                                     26,621      372,960             0.0%
                  Concurrent Computer Corp.                                             5,951       29,457             0.0%
*                 Conduent, Inc.                                                      165,535    2,699,876             0.0%
                  Convergys Corp.                                                     125,243    2,819,220             0.0%
*                 CoreLogic, Inc.                                                     151,782    6,487,163             0.0%
                  Corning, Inc.                                                       508,963   14,683,583             0.1%
#*                CoStar Group, Inc.                                                   18,422    4,437,676             0.0%
*                 Covisint Corp.                                                       25,089       50,178             0.0%
#*                Cray, Inc.                                                           50,744      908,318             0.0%
*                 Cree, Inc.                                                          119,819    2,621,640             0.0%
                  CSG Systems International, Inc.                                      69,084    2,591,341             0.0%
                  CSP, Inc.                                                               709        7,735             0.0%
                  CSRA, Inc.                                                          240,207    6,985,220             0.0%
                  CTS Corp.                                                            35,925      793,942             0.0%
*                 CyberOptics Corp.                                                     7,576      164,020             0.0%
#                 Cypress Semiconductor Corp.                                         557,235    7,806,862             0.1%
#                 Daktronics, Inc.                                                     74,040      700,418             0.0%
*                 Dell Technologies, Inc. Class V                                     106,429    7,142,450             0.0%
*                 DHI Group, Inc.                                                     120,463      463,783             0.0%
#                 Diebold Nixdorf, Inc.                                               122,675    3,459,435             0.0%
*                 Digi International, Inc.                                             28,183      349,469             0.0%
*                 Diodes, Inc.                                                         64,323    1,504,515             0.0%
                  Dolby Laboratories, Inc. Class A                                     98,235    5,179,932             0.0%
*                 DSP Group, Inc.                                                      19,935      248,191             0.0%
                  DST Systems, Inc.                                                    62,706    7,719,736             0.1%
*                 DXC Technology Co.                                                  313,151   23,592,796             0.1%
*                 eBay, Inc.                                                          592,093   19,781,827             0.1%
#                 Ebix, Inc.                                                           29,226    1,803,244             0.0%
*                 EchoStar Corp. Class A                                               79,287    4,563,760             0.0%
*                 Edgewater Technology, Inc.                                            5,900       42,893             0.0%
*                 Electro Scientific Industries, Inc.                                  28,051      195,796             0.0%
*                 Electronic Arts, Inc.                                               180,505   17,115,484             0.1%
#*                Electronics for Imaging, Inc.                                        69,188    3,167,427             0.0%
#*                Ellie Mae, Inc.                                                      21,325    2,170,032             0.0%
#*                eMagin Corp.                                                          9,611       22,105             0.0%
                  Emcore Corp.                                                         38,852      349,668             0.0%
#*                EnerNOC, Inc.                                                        46,525      262,866             0.0%
*                 Entegris, Inc.                                                      230,948    5,727,510             0.0%
#*                Envestnet, Inc.                                                      19,414      675,607             0.0%
*                 EPAM Systems, Inc.                                                   62,809    4,836,293             0.0%
*                 ePlus, Inc.                                                          20,168    1,436,970             0.0%
#*                Euronet Worldwide, Inc.                                              83,415    6,891,747             0.0%
*                 Everi Holdings, Inc.                                                114,549      727,386             0.0%
*                 Exar Corp.                                                           93,308    1,213,937             0.0%
*                 ExlService Holdings, Inc.                                            42,926    2,047,999             0.0%
#*                Extreme Networks, Inc.                                              107,859      842,918             0.0%
*                 F5 Networks, Inc.                                                    52,639    6,797,274             0.0%
#*                Fabrinet                                                             63,396    2,197,939             0.0%
*                 Facebook, Inc. Class A                                            1,117,863  167,958,916             0.9%
#                 Fair Isaac Corp.                                                     50,896    6,895,390             0.0%
*                 FARO Technologies, Inc.                                              19,158      702,141             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Information Technology -- (Continued)
                  Fidelity National Information Services, Inc.                        188,655 $ 15,882,864             0.1%
#*                Finisar Corp.                                                       206,293    4,711,732             0.0%
#*                FireEye, Inc.                                                        93,040    1,163,930             0.0%
#*                First Data Corp. Class A                                            259,689    4,056,342             0.0%
#*                First Solar, Inc.                                                   138,226    4,084,578             0.0%
*                 Fiserv, Inc.                                                        159,078   18,952,553             0.1%
#*                Fitbit, Inc. Class A                                                129,751      742,176             0.0%
*                 FleetCor Technologies, Inc.                                          79,788   11,261,278             0.1%
*                 Flex, Ltd.                                                          956,608   14,789,160             0.1%
                  FLIR Systems, Inc.                                                  234,437    8,610,871             0.1%
*                 FormFactor, Inc.                                                    121,379    1,347,307             0.0%
                  Forrester Research, Inc.                                             23,277      943,882             0.0%
*                 Fortinet, Inc.                                                       82,716    3,225,924             0.0%
*                 Frequency Electronics, Inc.                                           5,169       54,274             0.0%
#*                Gartner, Inc.                                                        79,636    9,085,671             0.1%
#                 Genpact, Ltd.                                                       301,749    7,368,711             0.1%
                  Global Payments, Inc.                                               197,543   16,151,116             0.1%
                  GlobalSCAPE, Inc.                                                     7,843       31,764             0.0%
#*                Globant SA                                                           12,124      459,378             0.0%
*                 Glu Mobile, Inc.                                                     17,431       40,266             0.0%
#*                GoDaddy, Inc. Class A                                                56,115    2,183,996             0.0%
#*                GrubHub, Inc.                                                        73,138    3,143,471             0.0%
*                 GSE Systems, Inc.                                                    10,738       36,509             0.0%
#*                GSI Technology, Inc.                                                 16,182      129,941             0.0%
#*                GTT Communications, Inc.                                             97,319    2,676,272             0.0%
#*                Guidewire Software, Inc.                                             52,049    3,200,493             0.0%
                  Hackett Group, Inc. (The)                                            73,423    1,455,978             0.0%
#*                Harmonic, Inc.                                                      200,994    1,165,765             0.0%
                  Harris Corp.                                                        120,563   13,489,794             0.1%
#                 Hewlett Packard Enterprise Co.                                    1,235,097   23,009,857             0.1%
                  HP, Inc.                                                          1,061,481   19,977,072             0.1%
*                 IAC/InterActiveCorp                                                 109,298    9,072,827             0.1%
*                 ID Systems, Inc.                                                      7,118       46,765             0.0%
*                 Identiv, Inc.                                                         2,956       16,967             0.0%
*                 IEC Electronics Corp.                                                 5,002       19,308             0.0%
*                 II-VI, Inc.                                                         106,828    3,541,348             0.0%
#*                Immersion Corp.                                                       9,931       87,095             0.0%
#*                Infinera Corp.                                                      137,485    1,363,851             0.0%
*                 Innodata, Inc.                                                       13,032       27,367             0.0%
#*                Inphi Corp.                                                           6,295      260,739             0.0%
#*                Inseego Corp.                                                        23,600       50,504             0.0%
*                 Insight Enterprises, Inc.                                            58,204    2,450,388             0.0%
#*                Integrated Device Technology, Inc.                                  185,692    4,454,751             0.0%
                  Intel Corp.                                                       3,555,626  128,535,880             0.7%
                  InterDigital, Inc.                                                   68,325    6,142,417             0.0%
#*                Internap Corp.                                                       96,861      300,269             0.0%
                  International Business Machines Corp.                               633,170  101,490,819             0.6%
*                 inTEST Corp.                                                          1,100        7,645             0.0%
*                 Intevac, Inc.                                                        16,827      214,544             0.0%
*                 IntriCon Corp.                                                        2,604       23,176             0.0%
                  Intuit, Inc.                                                        164,065   20,542,579             0.1%
#*                Inuvo, Inc.                                                             773          959             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Information Technology -- (Continued)
#*                InvenSense, Inc.                                                      7,074 $     90,972             0.0%
#*                IPG Photonics Corp.                                                  77,366    9,772,873             0.1%
*                 Iteris, Inc.                                                          3,700       19,573             0.0%
*                 Itron, Inc.                                                          62,866    4,076,860             0.0%
                  IXYS Corp.                                                           48,620      678,249             0.0%
#                 j2 Global, Inc.                                                      95,665    8,632,810             0.1%
                  Jabil Circuit, Inc.                                                 414,762   12,036,393             0.1%
                  Jack Henry & Associates, Inc.                                        98,125    9,510,275             0.1%
                  Juniper Networks, Inc.                                              379,208   11,402,785             0.1%
*                 Kemet Corp.                                                          71,691      803,656             0.0%
*                 Key Tronic Corp.                                                      8,234       64,802             0.0%
*                 Keysight Technologies, Inc.                                         252,629    9,455,903             0.1%
*                 Kimball Electronics, Inc.                                            23,751      409,705             0.0%
                  KLA-Tencor Corp.                                                    150,299   14,762,368             0.1%
*                 Knowles Corp.                                                        80,435    1,426,113             0.0%
#*                Kopin Corp.                                                          52,846      215,612             0.0%
*                 Kulicke & Soffa Industries, Inc.                                    139,794    3,120,202             0.0%
*                 KVH Industries, Inc.                                                 14,698      117,584             0.0%
#                 Lam Research Corp.                                                  159,996   23,175,421             0.1%
*                 Lattice Semiconductor Corp.                                         158,683    1,088,565             0.0%
*                 Leaf Group, Ltd.                                                     41,223      344,212             0.0%
                  Leidos Holdings, Inc.                                               220,490   11,611,003             0.1%
*                 LGL Group, Inc. (The)                                                   964        4,608             0.0%
*                 Limelight Networks, Inc.                                            102,679      322,412             0.0%
*                 Liquidity Services, Inc.                                             16,992      132,538             0.0%
                  Littelfuse, Inc.                                                     27,232    4,197,813             0.0%
                  LogMeIn, Inc.                                                        62,487    7,061,031             0.0%
#*                Lumentum Holdings, Inc.                                              76,102    3,253,360             0.0%
#*                Luxoft Holding, Inc.                                                 11,066      682,219             0.0%
#*                MACOM Technology Solutions Holdings, Inc.                            60,692    2,966,625             0.0%
#*                MagnaChip Semiconductor Corp.                                        63,388      538,798             0.0%
#*                Manhattan Associates, Inc.                                           90,379    4,219,796             0.0%
                  ManTech International Corp. Class A                                  52,510    1,864,105             0.0%
*                 Marchex, Inc. Class B                                                18,835       51,043             0.0%
                  Marvell Technology Group, Ltd.                                      470,095    7,060,827             0.0%
                  Mastercard, Inc. Class A                                            674,690   78,479,941             0.4%
#*                Match Group, Inc.                                                    55,533    1,034,580             0.0%
                  Maxim Integrated Products, Inc.                                     193,944    8,562,628             0.1%
#                 MAXIMUS, Inc.                                                       126,071    7,689,070             0.1%
*                 MaxLinear, Inc.                                                      86,287    2,401,367             0.0%
*                 Maxwell Technologies, Inc.                                           30,742      187,526             0.0%
#*                Meet Group, Inc.(The)                                                47,746      284,566             0.0%
#                 Mesa Laboratories, Inc.                                               3,056      427,290             0.0%
#                 Methode Electronics, Inc.                                            69,616    3,101,393             0.0%
#                 Microchip Technology, Inc.                                          166,167   12,558,902             0.1%
*                 Micron Technology, Inc.                                           1,291,849   35,745,462             0.2%
*                 Microsemi Corp.                                                     179,087    8,406,344             0.1%
                  Microsoft Corp.                                                   4,408,179  301,783,934             1.7%
*                 MicroStrategy, Inc. Class A                                          16,446    3,127,536             0.0%
                  MKS Instruments, Inc.                                                95,484    7,471,623             0.1%
                  MOCON, Inc.                                                           3,434      102,505             0.0%
#*                ModusLink Global Solutions, Inc.                                     50,605       85,522             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Information Technology -- (Continued)
*                 MoneyGram International, Inc.                                        47,724 $   849,964             0.0%
#                 Monolithic Power Systems, Inc.                                       30,293   2,771,809             0.0%
                  Monotype Imaging Holdings, Inc.                                      42,607     867,052             0.0%
                  Motorola Solutions, Inc.                                            103,158   8,868,493             0.1%
#                 MTS Systems Corp.                                                    23,613   1,096,824             0.0%
*                 Nanometrics, Inc.                                                    38,286   1,208,115             0.0%
#*                Napco Security Technologies, Inc.                                     8,159      86,485             0.0%
#                 National Instruments Corp.                                          153,284   5,351,144             0.0%
*                 NCI, Inc. Class A                                                     5,908      87,734             0.0%
*                 NCR Corp.                                                           271,938  11,217,442             0.1%
#*                NeoPhotonics Corp.                                                   73,915     573,580             0.0%
                  NetApp, Inc.                                                        297,563  11,857,886             0.1%
#*                NETGEAR, Inc.                                                        56,752   2,675,857             0.0%
*                 Netscout Systems, Inc.                                              100,047   3,766,770             0.0%
#*                NeuStar, Inc. Class A                                                51,089   1,696,155             0.0%
                  NIC, Inc.                                                            83,411   1,780,825             0.0%
*                 Novanta, Inc.                                                        40,152   1,126,264             0.0%
*                 Nuance Communications, Inc.                                         428,630   7,668,191             0.1%
#*                Numerex Corp. Class A                                                 7,300      32,850             0.0%
#                 NVE Corp.                                                               760      61,872             0.0%
                  NVIDIA Corp.                                                        374,667  39,077,768             0.2%
#*                Oclaro, Inc.                                                        209,772   1,680,274             0.0%
*                 ON Semiconductor Corp.                                              821,000  11,641,780             0.1%
#*                Onvia, Inc.                                                             442       2,055             0.0%
*                 Optical Cable Corp.                                                   3,696      11,088             0.0%
                  Oracle Corp.                                                      1,459,376  65,613,545             0.4%
#*                OSI Systems, Inc.                                                    32,286   2,498,936             0.0%
#*                Palo Alto Networks, Inc.                                             28,589   3,099,333             0.0%
*                 PAR Technology Corp.                                                  8,654      73,992             0.0%
                  Park Electrochemical Corp.                                           23,214     402,066             0.0%
                  Paychex, Inc.                                                       261,314  15,490,694             0.1%
#*                Paycom Software, Inc.                                                72,990   4,397,647             0.0%
*                 PayPal Holdings, Inc.                                               448,630  21,408,624             0.1%
                  PC Connection, Inc.                                                  28,787     827,338             0.0%
                  PC-Tel, Inc.                                                         13,527     104,699             0.0%
#*                PCM, Inc.                                                            14,146     356,479             0.0%
*                 PDF Solutions, Inc.                                                  35,964     684,035             0.0%
#                 Pegasystems, Inc.                                                    97,633   4,447,183             0.0%
*                 Perceptron, Inc.                                                      7,250      61,480             0.0%
*                 Perficient, Inc.                                                     52,101     907,599             0.0%
#*                PFSweb, Inc.                                                         23,457     171,705             0.0%
*                 Photronics, Inc.                                                    103,755   1,193,182             0.0%
                  Plantronics, Inc.                                                    56,298   3,073,871             0.0%
*                 Plexus Corp.                                                         53,992   2,807,044             0.0%
                  Power Integrations, Inc.                                             31,822   2,098,661             0.0%
*                 PRGX Global, Inc.                                                    24,971     163,560             0.0%
                  Progress Software Corp.                                              72,478   2,154,046             0.0%
*                 PTC, Inc.                                                            87,405   4,724,240             0.0%
                  QAD, Inc. Class A                                                    14,038     423,948             0.0%
                  QAD, Inc. Class B                                                     1,959      50,366             0.0%
#*                Qorvo, Inc.                                                          95,473   6,495,028             0.0%
                  QUALCOMM, Inc.                                                      901,197  48,430,327             0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Information Technology -- (Continued)
*                 Qualys, Inc.                                                       43,874 $ 1,684,762             0.0%
*                 QuinStreet, Inc.                                                   33,721     151,070             0.0%
*                 Qumu Corp.                                                          6,460      17,377             0.0%
*                 Radisys Corp.                                                      20,449      82,000             0.0%
*                 Rambus, Inc.                                                      163,113   2,042,175             0.0%
*                 RealNetworks, Inc.                                                129,142     590,179             0.0%
*                 RealPage, Inc.                                                     61,800   2,289,690             0.0%
*                 Red Hat, Inc.                                                     103,198   9,089,680             0.1%
                  Reis, Inc.                                                          6,081     114,323             0.0%
                  Relm Wireless Corp.                                                 1,238       6,252             0.0%
*                 RetailMeNot, Inc.                                                   8,304      96,326             0.0%
#                 RF Industries, Ltd.                                                 4,931       7,890             0.0%
                  Richardson Electronics, Ltd.                                        9,355      55,943             0.0%
*                 Rightside Group, Ltd.                                               8,535      85,691             0.0%
*                 Rogers Corp.                                                       29,199   3,005,745             0.0%
#*                Rosetta Stone, Inc.                                                20,764     233,595             0.0%
*                 Rubicon Project, Inc. (The)                                        15,761      89,995             0.0%
*                 Rudolph Technologies, Inc.                                         67,409   1,651,520             0.0%
#                 Sabre Corp.                                                       200,282   4,688,602             0.0%
*                 salesforce.com, Inc.                                              123,494  10,635,303             0.1%
*                 Sanmina Corp.                                                     144,358   5,377,335             0.0%
*                 ScanSource, Inc.                                                   42,666   1,685,307             0.0%
                  Science Applications International Corp.                           88,695   6,473,848             0.0%
#*                Seachange International, Inc.                                      67,724     170,664             0.0%
#                 Seagate Technology P.L.C.                                         284,827  11,999,761             0.1%
*                 Semtech Corp.                                                      84,669   2,891,446             0.0%
#*                ServiceNow, Inc.                                                   48,237   4,557,432             0.0%
#*                ServiceSource International, Inc.                                  21,415      80,520             0.0%
#*                Sevcon, Inc.                                                          613       8,459             0.0%
*                 ShoreTel, Inc.                                                     86,204     564,636             0.0%
#*                Shutterstock, Inc.                                                 36,899   1,595,144             0.0%
*                 Sigma Designs, Inc.                                                46,102     285,832             0.0%
*                 Silicon Laboratories, Inc.                                         51,467   3,661,877             0.0%
#*                Silver Spring Networks, Inc.                                       46,408     529,515             0.0%
#                 Skyworks Solutions, Inc.                                          202,077  20,155,160             0.1%
*                 SMTC Corp.                                                         10,077      13,050             0.0%
*                 SolarEdge Technologies, Inc.                                        5,408      87,339             0.0%
*                 Sonus Networks, Inc.                                               99,216     761,979             0.0%
#*                Splunk, Inc.                                                       34,943   2,247,184             0.0%
#                 SS&C Technologies Holdings, Inc.                                  221,280   8,129,827             0.1%
#*                Stamps.com, Inc.                                                   17,778   1,887,135             0.0%
*                 StarTek, Inc.                                                       8,170      74,184             0.0%
*                 Stratasys, Ltd.                                                    62,362   1,544,083             0.0%
#*                SunPower Corp.                                                    157,758   1,094,841             0.0%
*                 Super Micro Computer, Inc.                                         75,755   1,848,422             0.0%
*                 Sykes Enterprises, Inc.                                            75,660   2,255,425             0.0%
                  Symantec Corp.                                                    456,673  14,444,567             0.1%
#*                Synaptics, Inc.                                                    61,193   3,351,541             0.0%
#*                Synchronoss Technologies, Inc.                                     69,499   1,111,984             0.0%
                  SYNNEX Corp.                                                       79,698   8,641,654             0.1%
*                 Synopsys, Inc.                                                    146,942  10,829,625             0.1%
#                 Syntel, Inc.                                                      102,098   1,797,946             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Information Technology -- (Continued)
                  Systemax, Inc.                                                       27,440 $   363,306             0.0%
#*                Tableau Software, Inc. Class A                                       38,823   2,084,019             0.0%
#*                Take-Two Interactive Software, Inc.                                 155,298   9,760,479             0.1%
#*                Tangoe, Inc.                                                          6,869      44,099             0.0%
                  TE Connectivity, Ltd.                                               220,498  17,059,930             0.1%
#*                Tech Data Corp.                                                      73,176   6,999,284             0.0%
*                 TechTarget, Inc.                                                        800       7,400             0.0%
*                 Telenav, Inc.                                                        57,056     496,387             0.0%
                  TeleTech Holdings, Inc.                                              64,633   2,019,781             0.0%
#*                Teradata Corp.                                                      255,530   7,456,365             0.1%
                  Teradyne, Inc.                                                      318,036  11,217,130             0.1%
                  Tessco Technologies, Inc.                                             6,747      94,458             0.0%
                  Texas Instruments, Inc.                                             682,286  54,023,405             0.3%
                  TiVo Corp.                                                          223,612   4,416,337             0.0%
                  Total System Services, Inc.                                         177,644  10,180,778             0.1%
                  TransAct Technologies, Inc.                                           5,192      45,430             0.0%
                  Travelport Worldwide, Ltd.                                          186,901   2,461,486             0.0%
*                 Travelzoo, Inc.                                                       2,163      19,900             0.0%
#*                Trimble, Inc.                                                       207,762   7,361,008             0.0%
*                 Trio-Tech International                                               1,525       6,283             0.0%
*                 TSR, Inc.                                                               210       1,050             0.0%
#*                TTM Technologies, Inc.                                              167,478   2,801,907             0.0%
#*                Twitter, Inc.                                                       397,229   6,546,334             0.0%
#*                Tyler Technologies, Inc.                                             25,825   4,224,712             0.0%
#*                Ubiquiti Networks, Inc.                                             104,734   5,395,896             0.0%
#*                Ultimate Software Group, Inc. (The)                                  21,658   4,389,427             0.0%
*                 Ultra Clean Holdings, Inc.                                           34,321     660,336             0.0%
*                 Ultratech, Inc.                                                      54,860   1,674,327             0.0%
#*                Unisys Corp.                                                         67,045     757,608             0.0%
#                 Universal Display Corp.                                              52,695   4,708,298             0.0%
*                 Universal Security Instruments, Inc.                                  1,135       3,348             0.0%
*                 USA Technologies, Inc.                                               15,296      74,950             0.0%
*                 Vantiv, Inc. Class A                                                159,537   9,897,675             0.1%
*                 VASCO Data Security International, Inc.                              19,868     268,218             0.0%
*                 Veeco Instruments, Inc.                                              91,716   3,026,628             0.0%
#*                VeriFone Systems, Inc.                                              204,335   3,788,371             0.0%
*                 Verint Systems, Inc.                                                 86,989   3,418,668             0.0%
#*                VeriSign, Inc.                                                       58,937   5,240,678             0.0%
                  Versum Materials, Inc.                                               60,446   1,935,481             0.0%
#*                ViaSat, Inc.                                                         77,569   4,966,743             0.0%
*                 Viavi Solutions, Inc.                                               291,852   2,918,520             0.0%
#*                Virtusa Corp.                                                        35,521   1,100,441             0.0%
#                 Visa, Inc. Class A                                                1,083,518  98,838,512             0.5%
#                 Vishay Intertechnology, Inc.                                        204,163   3,338,065             0.0%
*                 Vishay Precision Group, Inc.                                         12,209     209,995             0.0%
#*                VMware, Inc. Class A                                                 21,646   2,037,322             0.0%
                  Wayside Technology Group, Inc.                                        2,300      48,415             0.0%
*                 Web.com Group, Inc.                                                  99,706   1,924,326             0.0%
#*                WebMD Health Corp.                                                   65,985   3,578,367             0.0%
                  Western Digital Corp.                                               222,792  19,844,083             0.1%
#                 Western Union Co. (The)                                             409,314   8,128,976             0.1%
#*                WEX, Inc.                                                            71,410   7,245,259             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
Information Technology -- (Continued)
*                 Wireless Telecom Group, Inc.                                          3,316 $        5,306             0.0%
#*                Workday, Inc. Class A                                                27,079      2,366,705             0.0%
*                 Xcerra Corp.                                                         51,972        509,326             0.0%
                  Xerox Corp.                                                       1,120,756      8,058,236             0.1%
#                 Xilinx, Inc.                                                        188,062     11,868,593             0.1%
*                 XO Group, Inc.                                                       39,040        685,152             0.0%
                  Xperi Corp.                                                          86,195      2,896,152             0.0%
*                 Yahoo!, Inc.                                                        407,746     19,657,435             0.1%
#*                Yelp, Inc.                                                           18,262        646,657             0.0%
#*                Zebra Technologies Corp. Class A                                    104,822      9,881,570             0.1%
*                 Zedge, Inc. Class B                                                  13,473         41,362             0.0%
*                 Zillow Group, Inc. Class A                                           65,799      2,532,604             0.0%
#*                Zillow Group, Inc. Class C                                           83,601      3,260,439             0.0%
*                 Zix Corp.                                                            61,620        334,597             0.0%
#*                Zynga, Inc. Class A                                               1,169,983      3,381,251             0.0%
                                                                                              -------------- ---------------
Total Information Technology                                                                   3,722,630,364            20.3%
                                                                                              -------------- ---------------
Materials -- (4.1%)
                  A Schulman, Inc.                                                     47,725      1,510,496             0.0%
*                 AdvanSix, Inc.                                                       18,845        513,715             0.0%
                  Air Products & Chemicals, Inc.                                      108,415     15,232,308             0.1%
#*                AK Steel Holding Corp.                                              597,642      3,789,050             0.0%
#                 Albemarle Corp.                                                     145,618     15,859,256             0.1%
                  Alcoa Corp.                                                          92,854      3,131,965             0.0%
#                 Allegheny Technologies, Inc.                                        119,782      2,198,000             0.0%
*                 American Biltrite, Inc.                                                  17          6,137             0.0%
                  American Vanguard Corp.                                              47,804        800,717             0.0%
                  Ampco-Pittsburgh Corp.                                                7,591        110,449             0.0%
#                 AptarGroup, Inc.                                                    115,939      9,309,902             0.1%
                  Ashland Global Holdings, Inc.                                        68,544      8,465,184             0.1%
                  Avery Dennison Corp.                                                121,392     10,101,028             0.1%
*                 Axalta Coating Systems, Ltd.                                        238,027      7,466,907             0.1%
#                 Balchem Corp.                                                        52,188      4,235,578             0.0%
#                 Ball Corp.                                                          117,254      9,015,660             0.1%
#                 Bemis Co., Inc.                                                     185,431      8,331,415             0.1%
*                 Berry Global Group, Inc.                                            160,385      8,019,250             0.1%
*                 Boise Cascade Co.                                                    68,243      2,081,412             0.0%
                  Cabot Corp.                                                         116,211      6,994,740             0.0%
                  Calgon Carbon Corp.                                                  80,522      1,171,595             0.0%
#                 Carpenter Technology Corp.                                           85,052      3,453,111             0.0%
                  Celanese Corp. Series A                                             138,390     12,045,466             0.1%
#*                Century Aluminum Co.                                                120,307      1,640,987             0.0%
#                 CF Industries Holdings, Inc.                                        324,429      8,675,231             0.1%
                  Chase Corp.                                                          16,919      1,734,198             0.0%
                  Chemours Co. (The)                                                  216,580      8,726,008             0.1%
*                 Clearwater Paper Corp.                                               32,774      1,592,816             0.0%
#*                Cliffs Natural Resources, Inc.                                      437,109      2,937,372             0.0%
*                 Coeur Mining, Inc.                                                  182,225      1,650,959             0.0%
                  Commercial Metals Co.                                               196,558      3,663,841             0.0%
#                 Compass Minerals International, Inc.                                 66,949      4,418,634             0.0%
*                 Contango ORE, Inc.                                                      833         15,306             0.0%
*                 Core Molding Technologies, Inc.                                      12,521        247,665             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Materials -- (Continued)
*                 Crown Holdings, Inc.                                                121,345 $ 6,806,241             0.0%
#                 Deltic Timber Corp.                                                  10,067     778,884             0.0%
                  Domtar Corp.                                                        123,625   4,901,731             0.0%
                  Dow Chemical Co. (The)                                              592,463  37,206,676             0.2%
#                 Eagle Materials, Inc.                                                76,889   7,379,037             0.0%
                  Eastman Chemical Co.                                                247,357  19,726,721             0.1%
#                 Ecolab, Inc.                                                        138,233  17,844,498             0.1%
                  EI du Pont de Nemours & Co.                                         376,704  30,042,144             0.2%
*                 Ferro Corp.                                                         154,331   2,765,612             0.0%
                  Ferroglobe P.L.C.                                                    81,527     786,736             0.0%
#*                Flotek Industries, Inc.                                              48,593     583,602             0.0%
#                 FMC Corp.                                                           102,368   7,496,409             0.1%
#*                Freeport-McMoRan, Inc.                                            1,329,210  16,947,428             0.1%
                  Friedman Industries, Inc.                                             5,521      34,230             0.0%
                  FutureFuel Corp.                                                     44,755     691,912             0.0%
#*                GCP Applied Technologies, Inc.                                      101,857   3,351,095             0.0%
                  Gold Resource Corp.                                                   6,700      22,110             0.0%
                  Graphic Packaging Holding Co.                                       745,180  10,119,544             0.1%
                  Greif, Inc. Class A                                                  59,143   3,466,963             0.0%
                  Greif, Inc. Class B                                                  14,528     978,461             0.0%
*                 Handy & Harman, Ltd.                                                    900      24,525             0.0%
                  Hawkins, Inc.                                                        13,707     700,428             0.0%
                  Haynes International, Inc.                                           16,009     677,021             0.0%
#                 HB Fuller Co.                                                        97,557   5,153,936             0.0%
*                 Headwaters, Inc.                                                    163,487   3,884,451             0.0%
                  Hecla Mining Co.                                                    763,112   4,158,960             0.0%
                  Huntsman Corp.                                                      581,046  14,392,509             0.1%
*                 Ingevity Corp.                                                       50,506   3,193,494             0.0%
                  Innophos Holdings, Inc.                                              37,956   1,819,611             0.0%
                  Innospec, Inc.                                                       45,003   2,970,198             0.0%
#                 International Flavors & Fragrances, Inc.                             53,798   7,455,865             0.0%
                  International Paper Co.                                             520,965  28,116,481             0.2%
#*                Intrepid Potash, Inc.                                                65,369     118,318             0.0%
                  Kaiser Aluminum Corp.                                                20,375   1,719,854             0.0%
                  KapStone Paper and Packaging Corp.                                  212,977   4,491,685             0.0%
                  KMG Chemicals, Inc.                                                  21,048   1,106,072             0.0%
*                 Koppers Holdings, Inc.                                               40,044   1,699,868             0.0%
*                 Kraton Corp.                                                         59,290   1,939,376             0.0%
#                 Kronos Worldwide, Inc.                                               62,915   1,102,271             0.0%
*                 Louisiana-Pacific Corp.                                             278,729   7,174,484             0.0%
#*                LSB Industries, Inc.                                                 47,327     521,544             0.0%
                  LyondellBasell Industries NV Class A                                237,700  20,147,452             0.1%
                  Martin Marietta Materials, Inc.                                      63,571  13,997,698             0.1%
                  Materion Corp.                                                       44,060   1,676,483             0.0%
#*                McEwen Mining, Inc.                                                 136,545     415,097             0.0%
                  Mercer International, Inc.                                           82,472   1,006,158             0.0%
                  Minerals Technologies, Inc.                                          65,344   5,142,573             0.0%
                  Monsanto Co.                                                        249,633  29,109,704             0.2%
                  Mosaic Co. (The)                                                    247,364   6,661,513             0.0%
                  Myers Industries, Inc.                                               72,818   1,186,933             0.0%
                  Neenah Paper, Inc.                                                   30,931   2,423,444             0.0%
#                 NewMarket Corp.                                                      17,026   8,014,138             0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Materials -- (Continued)
                  Newmont Mining Corp.                                              442,647 $14,965,895             0.1%
*                 Northern Technologies International Corp.                           2,180      33,899             0.0%
                  Nucor Corp.                                                       324,267  19,887,295             0.1%
#                 Olin Corp.                                                        386,022  12,402,887             0.1%
                  Olympic Steel, Inc.                                                21,508     485,005             0.0%
*                 OMNOVA Solutions, Inc.                                             71,601     680,210             0.0%
#*                Owens-Illinois, Inc.                                              300,040   6,546,873             0.0%
                  Packaging Corp. of America                                        165,617  16,359,647             0.1%
                  PH Glatfelter Co.                                                  73,084   1,572,037             0.0%
#*                Platform Specialty Products Corp.                                 284,993   4,038,351             0.0%
                  PolyOne Corp.                                                     151,826   5,953,097             0.0%
                  PPG Industries, Inc.                                              143,656  15,779,175             0.1%
                  Praxair, Inc.                                                     174,232  21,775,515             0.1%
                  Quaker Chemical Corp.                                              20,276   2,931,910             0.0%
#                 Rayonier Advanced Materials, Inc.                                  43,344     574,308             0.0%
                  Reliance Steel & Aluminum Co.                                     102,971   8,116,174             0.1%
*                 Resolute Forest Products, Inc.                                      8,001      50,006             0.0%
#                 Royal Gold, Inc.                                                   87,653   6,195,314             0.0%
                  RPM International, Inc.                                           148,917   7,827,078             0.1%
#*                Ryerson Holding Corp.                                              20,813     285,138             0.0%
                  Schnitzer Steel Industries, Inc. Class A                           45,683     863,409             0.0%
                  Schweitzer-Mauduit International, Inc.                             56,281   2,422,897             0.0%
#                 Scotts Miracle-Gro Co. (The)                                      119,610  11,554,326             0.1%
#                 Sealed Air Corp.                                                  167,792   7,386,204             0.0%
                  Sensient Technologies Corp.                                        69,070   5,649,926             0.0%
                  Sherwin-Williams Co. (The)                                         47,803  15,998,708             0.1%
                  Silgan Holdings, Inc.                                             129,355   7,841,500             0.1%
                  Sonoco Products Co.                                               200,227  10,473,874             0.1%
                  Southern Copper Corp.                                              72,234   2,554,917             0.0%
                  Steel Dynamics, Inc.                                              339,738  12,278,131             0.1%
                  Stepan Co.                                                         41,317   3,503,682             0.0%
*                 Stillwater Mining Co.                                             193,344   3,476,325             0.0%
*                 Summit Materials, Inc. Class A                                    199,374   5,115,937             0.0%
*                 SunCoke Energy, Inc.                                              146,993   1,347,926             0.0%
#*                Synalloy Corp.                                                      4,755      61,577             0.0%
#*                TimkenSteel Corp.                                                  73,828   1,113,326             0.0%
#*                Trecora Resources                                                  15,645     172,877             0.0%
                  Tredegar Corp.                                                     22,811     391,209             0.0%
                  Trinseo SA                                                        105,800   7,025,120             0.0%
                  Tronox, Ltd. Class A                                               89,730   1,481,442             0.0%
                  United States Lime & Minerals, Inc.                                 4,011     317,350             0.0%
#                 United States Steel Corp.                                         261,199   5,829,962             0.0%
*                 Universal Stainless & Alloy Products, Inc.                          5,675     102,434             0.0%
#*                US Concrete, Inc.                                                  38,889   2,411,118             0.0%
                  Valhi, Inc.                                                        66,024     219,200             0.0%
                  Valspar Corp. (The)                                                66,904   7,522,686             0.1%
                  Vulcan Materials Co.                                              103,632  12,527,036             0.1%
#                 Westlake Chemical Corp.                                           108,968   6,783,258             0.0%
                  WestRock Co.                                                      164,267   8,798,141             0.1%
                  Worthington Industries, Inc.                                       99,533   4,329,686             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Materials -- (Continued)
                  WR Grace & Co.                                                       98,122 $  6,841,066             0.0%
                                                                                              ------------ ---------------
Total Materials                                                                                826,133,600             4.5%
                                                                                              ------------ ---------------
Real Estate -- (0.3%)
                  Alexander & Baldwin, Inc.                                           100,169    4,608,776             0.0%
#*                Altisource Asset Management Corp.                                       909       69,629             0.0%
#*                Altisource Portfolio Solutions SA                                    24,863      549,224             0.0%
*                 Capital Properties, Inc. Class A                                        600        8,340             0.0%
*                 CBRE Group, Inc. Class A                                            307,708   11,019,024             0.1%
                  CKX Lands, Inc.                                                         743        8,767             0.0%
                  Colony NorthStar, Inc. Class A                                      251,966    3,293,196             0.0%
#                 Consolidated-Tomoka Land Co.                                          6,784      367,896             0.0%
*                 Forestar Group, Inc.                                                 72,592    1,027,177             0.0%
*                 FRP Holdings, Inc.                                                    4,712      201,202             0.0%
                  Griffin Industrial Realty, Inc.                                       2,756       83,424             0.0%
                  HFF, Inc. Class A                                                    84,466    2,652,232             0.0%
#*                Howard Hughes Corp. (The)                                            58,291    7,176,205             0.1%
*                 InterGroup Corp. (The)                                                  200        5,525             0.0%
                  Jones Lang LaSalle, Inc.                                             82,024    9,421,277             0.1%
                  Kennedy-Wilson Holdings, Inc.                                       185,096    3,775,958             0.0%
#*                Marcus & Millichap, Inc.                                             46,941    1,211,078             0.0%
*                 Maui Land & Pineapple Co., Inc.                                       2,542       34,698             0.0%
                  RE/MAX Holdings, Inc. Class A                                        18,741    1,108,530             0.0%
#                 Realogy Holdings Corp.                                              221,958    6,780,817             0.0%
*                 SBA Communications Corp.                                             51,956    6,571,914             0.0%
#*                St Joe Co. (The)                                                     24,325      425,688             0.0%
                  Stratus Properties, Inc.                                              2,912       86,923             0.0%
*                 Tejon Ranch Co.                                                      19,893      455,550             0.0%
*                 Trinity Place Holdings, Inc.                                            892        6,360             0.0%
                                                                                              ------------ ---------------
Total Real Estate                                                                               60,949,410             0.3%
                                                                                              ------------ ---------------
Telecommunication Services -- (2.2%)
*                 Alaska Communications Systems Group, Inc.                            30,523       71,729             0.0%
                  AT&T, Inc.                                                        5,343,722  211,771,703             1.2%
                  ATN International, Inc.                                              20,718    1,433,478             0.0%
#*                Boingo Wireless, Inc.                                                75,165    1,074,108             0.0%
#                 CenturyLink, Inc.                                                   831,497   21,344,528             0.1%
#*                Cincinnati Bell, Inc.                                                78,883    1,486,945             0.0%
#                 Cogent Communications Holdings, Inc.                                 84,378    3,797,010             0.0%
#                 Consolidated Communications Holdings, Inc.                          126,921    3,004,220             0.0%
*                 FairPoint Communications, Inc.                                        9,361      159,605             0.0%
#                 Frontier Communications Corp.                                       771,356    1,450,149             0.0%
*                 General Communication, Inc. Class A                                  77,662    2,907,665             0.0%
*                 IDT Corp. Class B                                                    47,332      718,973             0.0%
#*                Iridium Communications, Inc.                                         57,785      612,521             0.0%
*                 Level 3 Communications, Inc.                                        213,663   12,982,164             0.1%
#*                Lumos Networks Corp.                                                 35,138      629,322             0.0%
*                 ORBCOMM, Inc.                                                        89,471      862,500             0.0%
#                 Shenandoah Telecommunications Co.                                   107,644    3,444,608             0.0%
                  Spok Holdings, Inc.                                                  22,770      408,721             0.0%
#*                Sprint Corp.                                                        736,287    6,648,672             0.1%
#*                Straight Path Communications, Inc. Class B                            5,292      681,927             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Telecommunication Services -- (Continued)
#*                T-Mobile US, Inc.                                                   223,702 $ 15,048,434             0.1%
                  Telephone & Data Systems, Inc.                                      166,178    4,563,248             0.0%
*                 United States Cellular Corp.                                         34,054    1,334,236             0.0%
                  Verizon Communications, Inc.                                      2,848,582  130,778,400             0.7%
*                 Vonage Holdings Corp.                                               290,781    1,951,140             0.0%
#                 Windstream Holdings, Inc.                                           321,765    1,776,143             0.0%
#*                Zayo Group Holdings, Inc.                                           172,792    6,059,815             0.1%
                                                                                              ------------ ---------------
Total Telecommunication Services                                                               437,001,964             2.4%
                                                                                              ------------ ---------------
Utilities -- (2.6%)
                  AES Corp.                                                           386,774    4,374,414             0.0%
                  ALLETE, Inc.                                                         80,296    5,613,493             0.0%
                  Alliant Energy Corp.                                                127,694    5,020,928             0.0%
#                 Ameren Corp.                                                        156,693    8,569,540             0.1%
                  American Electric Power Co., Inc.                                   219,071   14,859,586             0.1%
#                 American States Water Co.                                            59,288    2,639,502             0.0%
                  American Water Works Co., Inc.                                      100,645    8,027,445             0.1%
#                 Aqua America, Inc.                                                  230,765    7,636,014             0.1%
                  Artesian Resources Corp. Class A                                      6,342      243,596             0.0%
                  Atlantica Yield PLC                                                  29,269      609,966             0.0%
                  Atmos Energy Corp.                                                  110,575    8,958,786             0.1%
#                 Avangrid, Inc.                                                       64,111    2,788,829             0.0%
#                 Avista Corp.                                                         99,579    4,017,017             0.0%
#                 Black Hills Corp.                                                    85,629    5,824,485             0.0%
#                 California Water Service Group                                       76,205    2,720,519             0.0%
#*                Calpine Corp.                                                       596,441    6,083,698             0.0%
                  CenterPoint Energy, Inc.                                            279,403    7,971,368             0.1%
#                 Chesapeake Utilities Corp.                                           24,672    1,808,458             0.0%
                  CMS Energy Corp.                                                    156,209    7,091,889             0.0%
#                 Connecticut Water Service, Inc.                                      19,991    1,072,917             0.0%
#                 Consolidated Edison, Inc.                                           135,135   10,713,503             0.1%
                  Consolidated Water Co., Ltd.                                         12,219      144,184             0.0%
                  Delta Natural Gas Co., Inc.                                           3,458      104,777             0.0%
#                 Dominion Resources, Inc.                                            286,981   22,220,939             0.1%
                  DTE Energy Co.                                                      118,755   12,420,585             0.1%
                  Duke Energy Corp.                                                   315,641   26,040,382             0.2%
#*                Dynegy, Inc.                                                        166,145    1,066,651             0.0%
                  Edison International                                                133,727   10,694,148             0.1%
                  El Paso Electric Co.                                                 66,569    3,434,960             0.0%
                  Entergy Corp.                                                        90,505    6,901,911             0.0%
#                 Eversource Energy                                                   191,147   11,354,132             0.1%
                  Exelon Corp.                                                        422,032   14,614,968             0.1%
                  FirstEnergy Corp.                                                   227,782    6,819,793             0.0%
                  Gas Natural, Inc.                                                     3,269       40,863             0.0%
#                 Genie Energy, Ltd. Class B                                           16,745      133,123             0.0%
                  Great Plains Energy, Inc.                                           203,224    6,013,398             0.0%
                  Hawaiian Electric Industries, Inc.                                  168,076    5,633,908             0.0%
#                 IDACORP, Inc.                                                        88,451    7,475,879             0.0%
#                 MDU Resources Group, Inc.                                           313,156    8,423,896             0.1%
                  MGE Energy, Inc.                                                     56,885    3,657,705             0.0%
                  Middlesex Water Co.                                                  20,486      780,926             0.0%
#                 National Fuel Gas Co.                                               137,628    7,621,839             0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                                  PERCENTAGE
                                                                                      SHARES        VALUE+      OF NET ASSETS**
                                                                                    ----------- --------------- ---------------
Utilities -- (Continued)
                  New Jersey Resources Corp.                                            137,699 $     5,556,155             0.0%
                  NextEra Energy, Inc.                                                  222,300      29,690,388             0.2%
                  NiSource, Inc.                                                        348,183       8,443,438             0.1%
#                 Northwest Natural Gas Co.                                              43,599       2,598,500             0.0%
#                 NorthWestern Corp.                                                     76,600       4,579,148             0.0%
                  NRG Energy, Inc.                                                      503,389       8,507,274             0.1%
#                 NRG Yield, Inc. Class A                                                52,216         905,425             0.0%
#                 NRG Yield, Inc. Class C                                                99,000       1,752,300             0.0%
#                 OGE Energy Corp.                                                      199,455       6,937,045             0.0%
                  ONE Gas, Inc.                                                          85,484       5,883,864             0.0%
                  Ormat Technologies, Inc.                                               66,822       3,946,507             0.0%
                  Otter Tail Corp.                                                       58,692       2,318,334             0.0%
#                 Pattern Energy Group, Inc.                                            123,461       2,718,611             0.0%
                  PG&E Corp.                                                            227,179      15,232,352             0.1%
                  Pinnacle West Capital Corp.                                            62,138       5,287,322             0.0%
#                 PNM Resources, Inc.                                                   134,561       5,012,397             0.0%
                  Portland General Electric Co.                                         147,629       6,693,499             0.0%
                  PPL Corp.                                                             290,875      11,085,246             0.1%
                  Public Service Enterprise Group, Inc.                                 212,341       9,353,621             0.1%
                  RGC Resources, Inc.                                                     2,295          51,064             0.0%
#                 SCANA Corp.                                                            86,628       5,744,303             0.0%
                  Sempra Energy                                                          99,041      11,193,614             0.1%
                  SJW Corp.                                                              31,661       1,546,323             0.0%
#                 South Jersey Industries, Inc.                                         132,982       4,989,485             0.0%
#                 Southern Co. (The)                                                    456,188      22,718,162             0.1%
                  Southwest Gas Holdings, Inc.                                           77,260       6,471,298             0.0%
#                 Spark Energy, Inc. Class A                                              9,350         335,665             0.0%
                  Spire, Inc.                                                            73,343       5,027,663             0.0%
                  UGI Corp.                                                             256,134      12,847,681             0.1%
                  Unitil Corp.                                                           23,811       1,153,167             0.0%
                  Vectren Corp.                                                         134,811       8,010,470             0.1%
#                 WEC Energy Group, Inc.                                                190,887      11,552,481             0.1%
                  Westar Energy, Inc.                                                   168,421       8,762,945             0.1%
                  WGL Holdings, Inc.                                                     77,603       6,399,143             0.0%
                  Xcel Energy, Inc.                                                     239,387      10,784,384             0.1%
                  York Water Co. (The)                                                   14,299         536,213             0.0%
                                                                                                --------------- ---------------
Total Utilities                                                                                     526,870,407             2.9%
                                                                                                --------------- ---------------
TOTAL COMMON STOCKS                                                                              18,177,396,059            99.1%
                                                                                                --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
(degree)*         Capital Bank Corp. Contingent Value Rights                                988              --             0.0%
(degree)*         Dyax Corp. Contingent Value Rights                                     53,451          59,331             0.0%
(degree)#*        Safeway Casa Ley Contingent Value Rights                              213,913         217,100             0.0%
(degree)*         Safeway PDC, LLC Contingent Value Rights                              213,913          10,439             0.0%
                                                                                                --------------- ---------------
TOTAL RIGHTS/WARRANTS                                                                                   286,870             0.0%
                                                                                                --------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                      18,177,682,929
                                                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
                  State Street Institutional U.S. Government Money Market Fund,
                    0.680%                                                          140,211,829     140,211,829             0.8%
                                                                                                --------------- ---------------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                                  PERCENTAGE
                                                                                      SHARES        VALUE+      OF NET ASSETS**
                                                                                    ----------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (9.0%)
(S)@              DFA Short Term Investment Fund                                    156,034,311 $ 1,805,785,077             9.8%
                                                                                                --------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $14,584,804,362)                                            $20,123,679,835           109.7%
                                                                                                =============== ===============

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ------------------------------------------------------
                                                                      LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                                  --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary                                         $ 2,882,744,962 $       65,672      -- $ 2,882,810,634
   Consumer Staples                                                 1,446,403,283             --      --   1,446,403,283
   Energy                                                             883,872,519             --      --     883,872,519
   Financials                                                       2,827,392,689             --      --   2,827,392,689
   Health Care                                                      2,086,864,791             --      --   2,086,864,791
   Industrials                                                      2,476,466,398             --      --   2,476,466,398
   Information Technology                                           3,722,630,364             --      --   3,722,630,364
   Materials                                                          826,133,600             --      --     826,133,600
   Real Estate                                                         60,949,410             --      --      60,949,410
   Telecommunication Services                                         437,001,964             --      --     437,001,964
   Utilities                                                          526,870,407             --      --     526,870,407
Rights/Warrants                                                                --        286,870      --         286,870
Temporary Cash Investments                                            140,211,829             --      --     140,211,829
Securities Lending Collateral                                                  --  1,805,785,077      --   1,805,785,077
Futures Contracts**                                                       328,629             --      --         328,629
                                                                  --------------- -------------- ------- ---------------
TOTAL                                                             $18,317,870,845 $1,806,137,619      -- $20,124,008,464
                                                                  =============== ============== ======= ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                         U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
COMMON STOCKS -- (89.8%)
Consumer Discretionary -- (13.5%)
*                 1-800-Flowers.com, Inc. Class A                                   108,326 $  1,164,505             0.0%
                  A.H. Belo Corp. Class A                                            28,956      180,975             0.0%
                  Aaron's, Inc.                                                     196,372    7,057,610             0.0%
#                 Abercrombie & Fitch Co. Class A                                   127,277    1,526,051             0.0%
#                 Adient P.L.C.                                                     124,466    9,155,719             0.1%
                  Advance Auto Parts, Inc.                                           89,706   12,750,811             0.1%
*                 Amazon.com, Inc.                                                  119,448  110,488,206             0.6%
                  AMC Entertainment Holdings, Inc. Class A                          135,384    4,102,135             0.0%
#*                AMC Networks, Inc. Class A                                         80,350    4,795,288             0.0%
                  AMCON Distributing Co.                                                668       63,627             0.0%
#*                America's Car-Mart, Inc.                                           22,381      834,811             0.0%
#*                American Axle & Manufacturing Holdings, Inc.                      292,280    5,141,205             0.0%
#                 American Eagle Outfitters, Inc.                                   708,266    9,979,468             0.1%
#*                American Outdoor Brands Corp.                                     206,427    4,572,358             0.0%
*                 American Public Education, Inc.                                    40,438      893,680             0.0%
                  Aramark                                                           441,203   16,112,734             0.1%
                  Ark Restaurants Corp.                                               4,916      124,621             0.0%
*                 Asbury Automotive Group, Inc.                                     102,613    6,279,916             0.0%
#*                Ascena Retail Group, Inc.                                         514,817    2,012,934             0.0%
*                 Ascent Capital Group, Inc. Class A                                 22,497      288,187             0.0%
#                 Autoliv, Inc.                                                      97,552    9,773,735             0.1%
#*                AutoNation, Inc.                                                  240,384   10,096,128             0.1%
*                 AutoZone, Inc.                                                      9,128    6,318,310             0.0%
*                 AV Homes, Inc.                                                     16,627      291,804             0.0%
*                 Ballantyne Strong, Inc.                                            17,770      111,951             0.0%
#*                Barnes & Noble Education, Inc.                                    130,174    1,355,111             0.0%
#                 Barnes & Noble, Inc.                                              235,166    2,010,669             0.0%
                  Bassett Furniture Industries, Inc.                                 14,448      434,162             0.0%
                  BBX Capital Corp.                                                   4,406       29,961             0.0%
                  Beasley Broadcast Group, Inc. Class A                               8,562      112,590             0.0%
#*                Beazer Homes USA, Inc.                                             22,402      278,009             0.0%
#*                bebe stores, Inc.                                                   1,950        7,761             0.0%
#                 Bed Bath & Beyond, Inc.                                           306,673   11,883,579             0.1%
*                 Belmond, Ltd. Class A                                             321,715    3,989,266             0.0%
#                 Best Buy Co., Inc.                                                734,511   38,055,015             0.2%
#                 Big 5 Sporting Goods Corp.                                         53,318      821,097             0.0%
#                 Big Lots, Inc.                                                    229,752   11,600,178             0.1%
#*                Biglari Holdings, Inc.                                                575      245,312             0.0%
#*                BJ's Restaurants, Inc.                                             77,290    3,485,779             0.0%
                  Bloomin' Brands, Inc.                                             476,365   10,332,357             0.1%
#                 Bob Evans Farms, Inc.                                              71,017    4,739,675             0.0%
*                 Bojangles', Inc.                                                   19,798      434,566             0.0%
#                 BorgWarner, Inc.                                                  287,262   12,145,437             0.1%
                  Bowl America, Inc. Class A                                          3,937       56,732             0.0%
#*                Boyd Gaming Corp.                                                  77,977    1,768,518             0.0%
#*                Bravo Brio Restaurant Group, Inc.                                  59,705      289,569             0.0%
*                 Bridgepoint Education, Inc.                                       122,296    1,492,011             0.0%
*                 Bright Horizons Family Solutions, Inc.                             90,295    6,873,255             0.0%
#                 Brinker International, Inc.                                        88,962    3,931,231             0.0%
                  Brunswick Corp.                                                   230,054   13,055,564             0.1%
#                 Buckle, Inc. (The)                                                 38,775      725,093             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Consumer Discretionary -- (Continued)
#*                Buffalo Wild Wings, Inc.                                             57,743 $  9,097,410             0.1%
#*                Build-A-Bear Workshop, Inc.                                          67,264      699,546             0.0%
#*                Burlington Stores, Inc.                                              77,183    7,634,942             0.0%
*                 Cabela's, Inc.                                                      205,079   11,197,313             0.1%
#                 Cable One, Inc.                                                      13,616    9,284,206             0.1%
#                 CalAtlantic Group, Inc.                                             299,301   10,840,682             0.1%
                  Caleres, Inc.                                                       124,653    3,592,499             0.0%
                  Callaway Golf Co.                                                   238,416    2,825,230             0.0%
*                 Cambium Learning Group, Inc.                                         97,191      473,320             0.0%
                  Canterbury Park Holding Corp.                                         5,270       53,491             0.0%
                  Capella Education Co.                                                47,006    4,479,672             0.0%
*                 Career Education Corp.                                              236,762    2,403,134             0.0%
#*                CarMax, Inc.                                                        343,755   20,109,667             0.1%
                  Carnival Corp.                                                      238,796   14,750,429             0.1%
#                 Carriage Services, Inc.                                              46,992    1,285,231             0.0%
*                 Carrols Restaurant Group, Inc.                                      151,163    2,116,282             0.0%
#                 Carter's, Inc.                                                       99,811    9,186,604             0.1%
                  Cato Corp. (The) Class A                                             72,857    1,643,654             0.0%
*                 Cavco Industries, Inc.                                               19,715    2,341,156             0.0%
                  CBS Corp. Class A                                                    14,126      949,974             0.0%
                  CBS Corp. Class B                                                   257,063   17,110,113             0.1%
#*                Central European Media Enterprises, Ltd. Class A                     18,678       76,580             0.0%
*                 Charles & Colvard, Ltd.                                               4,658        4,379             0.0%
*                 Charter Communications, Inc. Class A                                203,447   70,221,767             0.4%
#                 Cheesecake Factory, Inc. (The)                                      168,322   10,799,540             0.1%
*                 Cherokee, Inc.                                                       12,360      106,296             0.0%
#                 Chico's FAS, Inc.                                                   449,836    6,216,734             0.0%
#                 Children's Place, Inc. (The)                                         98,877   11,351,080             0.1%
#*                Chipotle Mexican Grill, Inc.                                          8,940    4,241,762             0.0%
#                 Choice Hotels International, Inc.                                    62,499    3,918,687             0.0%
#*                Christopher & Banks Corp.                                            66,361       81,624             0.0%
                  Churchill Downs, Inc.                                                10,367    1,729,216             0.0%
#*                Chuy's Holdings, Inc.                                                58,889    1,754,892             0.0%
#                 Cinemark Holdings, Inc.                                             414,604   17,910,893             0.1%
                  Citi Trends, Inc.                                                    46,440      872,608             0.0%
                  Clear Channel Outdoor Holdings, Inc. Class A                         55,873      287,746             0.0%
#                 ClubCorp Holdings, Inc.                                             184,311    2,478,983             0.0%
#                 Coach, Inc.                                                         338,447   13,331,427             0.1%
                  Collectors Universe, Inc.                                             8,599      234,839             0.0%
#                 Columbia Sportswear Co.                                             137,863    7,805,803             0.0%
                  Comcast Corp. Class A                                             5,459,654  213,963,840             1.1%
#*                Conn's, Inc.                                                         56,833    1,000,261             0.0%
#                 Cooper Tire & Rubber Co.                                            200,843    7,692,287             0.0%
*                 Cooper-Standard Holdings, Inc.                                       45,683    5,165,377             0.0%
#                 Core-Mark Holding Co., Inc.                                         130,456    4,568,569             0.0%
#                 Cracker Barrel Old Country Store, Inc.                               60,179    9,640,074             0.1%
*                 Crocs, Inc.                                                         168,395    1,049,101             0.0%
                  CSS Industries, Inc.                                                  8,600      226,696             0.0%
                  CST Brands, Inc.                                                    241,221   11,648,562             0.1%
                  Culp, Inc.                                                           43,461    1,395,098             0.0%
                  Dana, Inc.                                                          602,666   11,703,774             0.1%
#                 Darden Restaurants, Inc.                                            187,715   15,991,441             0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*                Dave & Buster's Entertainment, Inc.                                 168,132 $10,762,129             0.1%
#*                Deckers Outdoor Corp.                                               101,871   6,070,493             0.0%
*                 Del Frisco's Restaurant Group, Inc.                                  29,868     513,730             0.0%
#*                Del Taco Restaurants, Inc.                                           13,731     180,563             0.0%
                  Delphi Automotive P.L.C.                                             61,534   4,947,334             0.0%
#*                Delta Apparel, Inc.                                                  15,491     271,557             0.0%
#*                Denny's Corp.                                                       142,882   1,814,601             0.0%
*                 Destination Maternity Corp.                                          23,762      81,266             0.0%
#*                Destination XL Group, Inc.                                          166,505     424,588             0.0%
#                 DeVry Education Group, Inc.                                         157,849   5,974,585             0.0%
#                 Dick's Sporting Goods, Inc.                                         262,198  13,254,109             0.1%
#                 Dillard's, Inc. Class A                                             112,391   6,223,090             0.0%
#                 DineEquity, Inc.                                                     78,710   4,450,263             0.0%
#*                Discovery Communications, Inc. Class A                              290,981   8,374,433             0.1%
#*                Discovery Communications, Inc. Class B                                1,502      43,483             0.0%
#*                Discovery Communications, Inc. Class C                              322,589   9,026,040             0.1%
*                 DISH Network Corp. Class A                                           53,117   3,422,859             0.0%
*                 Dixie Group, Inc. (The)                                              15,615      58,556             0.0%
                  Dollar General Corp.                                                247,245  17,977,184             0.1%
*                 Dollar Tree, Inc.                                                   328,096  27,156,506             0.1%
#                 Domino's Pizza, Inc.                                                 62,851  11,400,543             0.1%
#*                Dorman Products, Inc.                                                95,202   7,916,046             0.0%
                  Dover Motorsports, Inc.                                               9,156      18,770             0.0%
                  DR Horton, Inc.                                                     490,354  16,127,743             0.1%
#                 DSW, Inc. Class A                                                   203,607   4,198,376             0.0%
#                 Dunkin' Brands Group, Inc.                                          122,838   6,861,731             0.0%
#                 Educational Development Corp.                                         3,809      31,424             0.0%
*                 El Pollo Loco Holdings, Inc.                                            861      10,806             0.0%
#*                Eldorado Resorts, Inc.                                               20,339     388,983             0.0%
*                 Emerson Radio Corp.                                                  26,350      32,938             0.0%
#                 Entercom Communications Corp. Class A                                45,939     581,128             0.0%
                  Entravision Communications Corp. Class A                            227,920   1,413,104             0.0%
                  Escalade, Inc.                                                       12,111     161,682             0.0%
#                 Ethan Allen Interiors, Inc.                                          69,969   2,085,076             0.0%
#*                Etsy, Inc.                                                           15,497     166,748             0.0%
*                 EVINE Live, Inc.                                                     82,152     115,013             0.0%
#*                EW Scripps Co. (The) Class A                                        164,813   3,672,034             0.0%
#                 Expedia, Inc.                                                       126,330  16,892,848             0.1%
#*                Express, Inc.                                                       296,365   2,557,630             0.0%
#*                Famous Dave's of America, Inc.                                       10,924      43,696             0.0%
#*                Fiesta Restaurant Group, Inc.                                        50,216   1,222,760             0.0%
#                 Finish Line, Inc. (The) Class A                                     120,957   1,912,330             0.0%
#*                Five Below, Inc.                                                     95,462   4,689,093             0.0%
                  Flanigan's Enterprises, Inc.                                          1,000      25,200             0.0%
                  Flexsteel Industries, Inc.                                           10,771     572,156             0.0%
#                 Foot Locker, Inc.                                                   255,692  19,775,219             0.1%
                  Ford Motor Co.                                                    4,256,529  48,822,388             0.3%
#*                Fossil Group, Inc.                                                   79,097   1,364,423             0.0%
#*                Fox Factory Holding Corp.                                           120,639   3,625,202             0.0%
#*                Francesca's Holdings Corp.                                          164,959   2,603,053             0.0%
#                 Fred's, Inc. Class A                                                124,227   1,828,621             0.0%
*                 FTD Cos., Inc.                                                       56,327   1,126,540             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*                 Full House Resorts, Inc.                                             23,954 $    57,729             0.0%
#*                G-III Apparel Group, Ltd.                                           113,694   2,694,548             0.0%
#                 GameStop Corp. Class A                                              328,166   7,446,087             0.0%
                  Gaming Partners International Corp.                                   6,022      59,979             0.0%
#                 Gannett Co., Inc.                                                   226,873   1,896,658             0.0%
#                 Gap, Inc. (The)                                                     785,913  20,590,921             0.1%
#                 Garmin, Ltd.                                                        147,695   7,508,814             0.0%
                  General Motors Co.                                                1,628,062  56,396,068             0.3%
#*                Genesco, Inc.                                                        53,583   2,855,974             0.0%
                  Gentex Corp.                                                        742,660  15,335,929             0.1%
#*                Gentherm, Inc.                                                      121,561   4,515,991             0.0%
                  Genuine Parts Co.                                                   238,327  21,930,851             0.1%
#                 GNC Holdings, Inc. Class A                                          105,136     817,958             0.0%
                  Goodyear Tire & Rubber Co. (The)                                    510,172  18,483,532             0.1%
#*                GoPro, Inc. Class A                                                 175,969   1,451,744             0.0%
                  Graham Holdings Co. Class B                                          10,755   6,471,283             0.0%
#*                Grand Canyon Education, Inc.                                        170,995  12,851,984             0.1%
*                 Gray Television, Inc.                                               160,249   2,347,648             0.0%
*                 Gray Television, Inc. Class A                                         3,160      41,238             0.0%
*                 Green Brick Partners, Inc.                                            5,108      52,612             0.0%
                  Group 1 Automotive, Inc.                                             66,734   4,601,309             0.0%
#                 Guess?, Inc.                                                        256,319   2,860,520             0.0%
#                 H&R Block, Inc.                                                     216,495   5,366,911             0.0%
#*                Habit Restaurants, Inc. (The) Class A                                 1,400      26,460             0.0%
#                 Hanesbrands, Inc.                                                   188,700   4,115,547             0.0%
#                 Harley-Davidson, Inc.                                               225,616  12,817,245             0.1%
*                 Harte-Hanks, Inc.                                                   158,766     215,922             0.0%
                  Hasbro, Inc.                                                         52,585   5,211,699             0.0%
                  Haverty Furniture Cos., Inc.                                         43,448   1,070,993             0.0%
                  Haverty Furniture Cos., Inc. Class A                                  2,523      62,444             0.0%
*                 Helen of Troy, Ltd.                                                  75,301   7,078,294             0.0%
#*                Hibbett Sports, Inc.                                                 53,369   1,387,594             0.0%
*                 Hilton Grand Vacations, Inc.                                         48,699   1,629,956             0.0%
#                 Hilton Worldwide Holdings, Inc.                                     159,269   9,392,093             0.1%
                  Home Depot, Inc. (The)                                              339,073  52,929,295             0.3%
                  Hooker Furniture Corp.                                               18,768     815,470             0.0%
#*                Horizon Global Corp.                                                 40,146     565,657             0.0%
*                 Houghton Mifflin Harcourt Co.                                       217,022   2,495,753             0.0%
                  HSN, Inc.                                                            92,838   3,425,722             0.0%
#*                Hyatt Hotels Corp. Class A                                           55,001   3,052,555             0.0%
#*                Iconix Brand Group, Inc.                                            111,831     782,817             0.0%
#                 ILG, Inc.                                                           248,048   5,980,437             0.0%
#*                IMAX Corp.                                                           29,131     888,496             0.0%
*                 Installed Building Products, Inc.                                    56,090   2,992,401             0.0%
#                 International Game Technology P.L.C.                                 89,149   1,979,108             0.0%
                  International Speedway Corp. Class A                                 32,358   1,200,482             0.0%
                  Interpublic Group of Cos., Inc. (The)                               516,030  12,162,827             0.1%
*                 Intrawest Resorts Holdings, Inc.                                      1,250      29,475             0.0%
#*                iRobot Corp.                                                         59,495   4,744,131             0.0%
#*                Isle of Capri Casinos, Inc.                                          36,798     848,562             0.0%
*                 J Alexander's Holdings, Inc.                                         19,556     215,116             0.0%
                  Jack in the Box, Inc.                                                60,844   6,204,263             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*                JAKKS Pacific, Inc.                                                27,534 $   134,917             0.0%
#*                Jamba, Inc.                                                        24,893     212,088             0.0%
#*                JC Penney Co., Inc.                                               949,228   5,106,847             0.0%
#                 John Wiley & Sons, Inc. Class A                                   142,822   7,526,719             0.0%
                  John Wiley & Sons, Inc. Class B                                     7,502     398,281             0.0%
                  Johnson Outdoors, Inc. Class A                                     19,561     710,456             0.0%
*                 K12, Inc.                                                          75,693   1,426,813             0.0%
#*                Kate Spade & Co.                                                  126,206   2,195,984             0.0%
#                 KB Home                                                           120,600   2,484,360             0.0%
#*                Kirkland's, Inc.                                                   64,140     754,286             0.0%
#                 Kohl's Corp.                                                      409,264  15,973,574             0.1%
#*                Kona Grill, Inc.                                                   11,997      68,383             0.0%
*                 Koss Corp.                                                          4,495       9,709             0.0%
#                 L Brands, Inc.                                                     53,144   2,806,535             0.0%
*                 La Quinta Holdings, Inc.                                          177,343   2,502,310             0.0%
                  La-Z-Boy, Inc.                                                    153,912   4,294,145             0.0%
*                 Lakeland Industries, Inc.                                           7,818      83,262             0.0%
#*                Lands' End, Inc.                                                   37,689     889,460             0.0%
                  Las Vegas Sands Corp.                                             130,068   7,672,711             0.0%
(degree)*         Lazare Kaplan International, Inc.                                   3,667         516             0.0%
#                 LCI Industries                                                     96,209   9,731,540             0.1%
                  Lear Corp.                                                        154,791  22,082,484             0.1%
#*                Lee Enterprises, Inc.                                              46,810     121,706             0.0%
#                 Leggett & Platt, Inc.                                              89,441   4,699,230             0.0%
                  Lennar Corp. Class A                                              253,091  12,781,095             0.1%
                  Lennar Corp. Class B                                               29,753   1,267,775             0.0%
                  Libbey, Inc.                                                       98,478   1,034,019             0.0%
*                 Liberty Broadband Corp. Class A                                    43,290   3,893,070             0.0%
*                 Liberty Broadband Corp. Class B                                     1,306     117,462             0.0%
#*                Liberty Broadband Corp. Class C                                   151,560  13,816,210             0.1%
*                 Liberty Expedia Holdings, Inc. Class A                             95,517   4,614,426             0.0%
*                 Liberty Interactive Corp., QVC Group Class A                      471,654   9,989,632             0.1%
*                 Liberty Interactive Corp., QVC Group Class B                        1,143      24,392             0.0%
*                 Liberty Media Corp.-Liberty Braves Class A                          9,515     236,257             0.0%
*                 Liberty Media Corp.-Liberty Braves Class B                            522      13,512             0.0%
*                 Liberty Media Corp.-Liberty Braves Class C                         19,527     478,802             0.0%
#*                Liberty Media Corp.-Liberty Formula One Class A                    23,788     806,651             0.0%
#*                Liberty Media Corp.-Liberty Formula One Class B                     1,306      44,502             0.0%
#*                Liberty Media Corp.-Liberty Formula One Class C                    48,819   1,709,641             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class A                       95,152   3,625,291             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class B                        5,224     203,579             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class C                      195,276   7,418,535             0.0%
*                 Liberty TripAdvisor Holdings, Inc. Class A                        167,829   2,467,086             0.0%
*                 Liberty TripAdvisor Holdings, Inc. Class B                          1,138      16,444             0.0%
#*                Liberty Ventures Series A                                         143,275   7,715,359             0.0%
                  Lifetime Brands, Inc.                                              20,096     385,843             0.0%
#                 Lions Gate Entertainment Corp. Class A                             82,825   2,167,530             0.0%
#*                Lions Gate Entertainment Corp. Class B                            179,499   4,281,051             0.0%
#                 Lithia Motors, Inc. Class A                                        81,257   7,764,106             0.0%
#*                Live Nation Entertainment, Inc.                                   385,553  12,399,384             0.1%
*                 LKQ Corp.                                                         381,999  11,933,649             0.1%
                  Lowe's Cos., Inc.                                                 315,012  26,738,219             0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*                 Luby's, Inc.                                                         66,723 $   196,166             0.0%
#*                Lululemon Athletica, Inc.                                            43,212   2,247,024             0.0%
#*                Lumber Liquidators Holdings, Inc.                                    34,916     857,188             0.0%
#*                M/I Homes, Inc.                                                      73,907   2,007,314             0.0%
#                 Macy's, Inc.                                                        519,667  15,184,670             0.1%
*                 Madison Square Garden Co. (The) Class A                              46,854   9,453,732             0.1%
#*                Malibu Boats, Inc. Class A                                              811      18,685             0.0%
                  Marcus Corp. (The)                                                   30,027   1,014,913             0.0%
                  Marine Products Corp.                                                26,036     311,391             0.0%
#*                MarineMax, Inc.                                                      59,838   1,217,703             0.0%
                  Marriott International, Inc. Class A                                128,710  12,152,798             0.1%
#                 Marriott Vacations Worldwide Corp.                                   85,800   9,453,444             0.1%
#                 Mattel, Inc.                                                        330,028   7,399,228             0.0%
#*                McClatchy Co. (The) Class A                                          11,992     129,274             0.0%
                  McDonald's Corp.                                                    283,387  39,654,343             0.2%
#                 MDC Holdings, Inc.                                                  174,657   5,416,114             0.0%
(degree)          Media General, Inc.                                                  96,518     183,384             0.0%
#                 Meredith Corp.                                                      151,047   8,843,802             0.1%
*                 Meritage Homes Corp.                                                131,485   5,121,341             0.0%
                  MGM Resorts International                                           497,634  15,282,340             0.1%
#*                Michael Kors Holdings, Ltd.                                         237,702   8,873,416             0.1%
#*                Michaels Cos., Inc. (The)                                           153,044   3,575,108             0.0%
*                 Modine Manufacturing Co.                                            114,836   1,389,516             0.0%
*                 Mohawk Industries, Inc.                                              95,153  22,340,973             0.1%
*                 Monarch Casino & Resort, Inc.                                         6,743     198,716             0.0%
#                 Monro Muffler Brake, Inc.                                            77,697   4,028,589             0.0%
#*                Motorcar Parts of America, Inc.                                      48,352   1,466,033             0.0%
#                 Movado Group, Inc.                                                   33,112     774,821             0.0%
*                 MSG Networks, Inc. Class A                                          162,855   4,063,232             0.0%
#*                Murphy USA, Inc.                                                    164,044  11,412,541             0.1%
                  NACCO Industries, Inc. Class A                                       13,182   1,115,856             0.0%
#*                Nathan's Famous, Inc.                                                 8,385     571,857             0.0%
#                 National CineMedia, Inc.                                            122,049   1,448,722             0.0%
#*                Nautilus, Inc.                                                      127,899   2,327,762             0.0%
*                 Netflix, Inc.                                                        50,787   7,729,781             0.0%
#*                Nevada Gold & Casinos, Inc.                                           1,100       2,464             0.0%
                  New Media Investment Group, Inc.                                      9,998     131,574             0.0%
*                 New York & Co., Inc.                                                111,142     185,607             0.0%
#                 New York Times Co. (The) Class A                                    354,975   5,129,389             0.0%
                  Newell Brands, Inc.                                                 166,081   7,928,707             0.0%
                  News Corp. Class A                                                  391,700   4,982,424             0.0%
#                 News Corp. Class B                                                  173,010   2,249,130             0.0%
                  Nexstar Media Group, Inc.                                           147,944  10,208,136             0.1%
#                 NIKE, Inc. Class B                                                  483,213  26,774,832             0.1%
                  Nobility Homes, Inc.                                                  2,557      40,592             0.0%
#                 Nordstrom, Inc.                                                     126,183   6,090,853             0.0%
*                 Norwegian Cruise Line Holdings, Ltd.                                262,537  14,158,620             0.1%
                  Nutrisystem, Inc.                                                    72,271   3,862,885             0.0%
*                 NVR, Inc.                                                             4,719   9,962,989             0.1%
*                 O'Reilly Automotive, Inc.                                            45,492  11,288,840             0.1%
#                 Office Depot, Inc.                                                1,294,542   6,433,874             0.0%
#*                Ollie's Bargain Outlet Holdings, Inc.                               105,774   4,051,144             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#                 Omnicom Group, Inc.                                               124,804 $10,248,904             0.1%
#*                Overstock.com, Inc.                                                87,533   1,518,698             0.0%
                  Oxford Industries, Inc.                                            57,040   3,307,179             0.0%
                  P&F Industries, Inc. Class A                                        2,869      19,767             0.0%
#*                Panera Bread Co. Class A                                           48,189  15,067,737             0.1%
#                 Papa John's International, Inc.                                    72,472   5,729,636             0.0%
#*                Papa Murphy's Holdings, Inc.                                        2,107      10,282             0.0%
#*                Party City Holdco, Inc.                                            18,255     292,080             0.0%
*                 Penn National Gaming, Inc.                                        100,413   1,855,632             0.0%
#                 Penske Automotive Group, Inc.                                     298,506  14,241,721             0.1%
*                 Perfumania Holdings, Inc.                                           6,982       7,331             0.0%
*                 Perry Ellis International, Inc.                                    25,247     518,068             0.0%
#                 PetMed Express, Inc.                                               39,873     921,066             0.0%
#                 Pier 1 Imports, Inc.                                              216,568   1,459,668             0.0%
*                 Pinnacle Entertainment, Inc.                                       85,467   1,758,056             0.0%
#                 Planet Fitness, Inc. Class A                                      114,269   2,376,795             0.0%
#                 Polaris Industries, Inc.                                          113,073   9,640,604             0.1%
#                 Pool Corp.                                                         69,216   8,279,618             0.1%
*                 Potbelly Corp.                                                      3,086      43,050             0.0%
*                 Priceline Group, Inc. (The)                                        13,769  25,428,865             0.1%
                  PulteGroup, Inc.                                                  634,433  14,382,596             0.1%
                  PVH Corp.                                                          86,921   8,781,629             0.1%
*                 QEP Co., Inc.                                                         670      15,403             0.0%
#*                Radio One, Inc. Class D                                            33,982     101,946             0.0%
#                 Ralph Lauren Corp.                                                 67,278   5,430,680             0.0%
                  RCI Hospitality Holdings, Inc.                                     15,909     264,726             0.0%
*                 Reading International, Inc. Class A                                19,874     312,618             0.0%
*                 Reading International, Inc. Class B                                   300       5,718             0.0%
*                 Red Lion Hotels Corp.                                              26,248     170,612             0.0%
#*                Red Robin Gourmet Burgers, Inc.                                    46,476   2,730,465             0.0%
#                 Regal Entertainment Group Class A                                 191,649   4,229,693             0.0%
*                 Regis Corp.                                                        95,455   1,041,414             0.0%
#                 Rent-A-Center, Inc.                                               103,534   1,106,778             0.0%
#*                RH                                                                 79,179   3,798,217             0.0%
                  Rocky Brands, Inc.                                                 11,845     168,199             0.0%
                  Ross Stores, Inc.                                                 179,080  11,640,200             0.1%
                  Royal Caribbean Cruises, Ltd.                                     235,281  25,080,955             0.1%
#*                Ruby Tuesday, Inc.                                                132,636     338,222             0.0%
                  Ruth's Hospitality Group, Inc.                                    126,908   2,525,469             0.0%
                  Saga Communications, Inc. Class A                                   5,094     261,068             0.0%
#                 Salem Media Group, Inc.                                            21,782     166,632             0.0%
#*                Sally Beauty Holdings, Inc.                                       172,431   3,279,638             0.0%
                  Scholastic Corp.                                                   61,340   2,651,728             0.0%
#*                Scientific Games Corp. Class A                                     95,173   2,260,359             0.0%
#                 Scripps Networks Interactive, Inc. Class A                         96,290   7,194,789             0.0%
#                 SeaWorld Entertainment, Inc.                                      364,453   6,388,861             0.0%
#*                Select Comfort Corp.                                              173,427   5,358,894             0.0%
#*                Sequential Brands Group, Inc.                                       4,342      14,633             0.0%
#                 Service Corp. International                                       541,138  17,435,466             0.1%
*                 ServiceMaster Global Holdings, Inc.                               223,558   8,517,560             0.1%
#*                Shake Shack, Inc. Class A                                           1,019      34,585             0.0%
*                 Shiloh Industries, Inc.                                            30,924     380,365             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#                 Shoe Carnival, Inc.                                                38,670 $   981,058             0.0%
#*                Shutterfly, Inc.                                                   92,317   4,791,252             0.0%
#                 Signet Jewelers, Ltd.                                             121,198   7,979,676             0.0%
#                 Sinclair Broadcast Group, Inc. Class A                            224,876   8,871,358             0.1%
#                 Sirius XM Holdings, Inc.                                          520,537   2,576,658             0.0%
#                 Six Flags Entertainment Corp.                                     121,738   7,622,016             0.0%
*                 Skechers U.S.A., Inc. Class A                                     395,912   9,996,778             0.1%
#*                Skyline Corp.                                                      10,884      67,045             0.0%
#                 Sonic Automotive, Inc. Class A                                    114,269   2,239,672             0.0%
#                 Sonic Corp.                                                        97,205   2,612,870             0.0%
#*                Sotheby's                                                         145,988   6,913,992             0.0%
                  Spartan Motors, Inc.                                               49,297     406,700             0.0%
                  Speedway Motorsports, Inc.                                         68,022   1,227,797             0.0%
#*                Sportsman's Warehouse Holdings, Inc.                               33,697     137,821             0.0%
#                 Stage Stores, Inc.                                                 88,805     255,758             0.0%
                  Standard Motor Products, Inc.                                      65,117   3,309,897             0.0%
                  Stanley Furniture Co., Inc.                                        15,342      17,490             0.0%
                  Staples, Inc.                                                     871,966   8,519,108             0.1%
                  Starbucks Corp.                                                   429,201  25,777,812             0.1%
#                 Stein Mart, Inc.                                                  137,185     338,847             0.0%
*                 Steven Madden, Ltd.                                               175,547   6,679,563             0.0%
*                 Stoneridge, Inc.                                                   98,665   1,934,821             0.0%
                  Strattec Security Corp.                                             5,021     161,425             0.0%
#                 Strayer Education, Inc.                                            50,280   4,359,779             0.0%
#                 Sturm Ruger & Co., Inc.                                            41,089   2,483,830             0.0%
                  Superior Industries International, Inc.                            46,522   1,011,854             0.0%
                  Superior Uniform Group, Inc.                                       25,866     471,796             0.0%
*                 Sypris Solutions, Inc.                                             26,299      28,140             0.0%
#                 Tailored Brands, Inc.                                              22,042     271,778             0.0%
*                 Tandy Leather Factory, Inc.                                        25,740     225,225             0.0%
#                 Target Corp.                                                      395,060  22,064,101             0.1%
*                 Taylor Morrison Home Corp. Class A                                 66,622   1,538,968             0.0%
                  TEGNA, Inc.                                                       600,509  15,300,969             0.1%
#*                Tempur Sealy International, Inc.                                   71,668   3,364,813             0.0%
                  Tenneco, Inc.                                                     138,675   8,740,685             0.1%
#*                Tesla, Inc.                                                        10,234   3,214,192             0.0%
                  Texas Roadhouse, Inc.                                             179,923   8,434,790             0.1%
                  Thor Industries, Inc.                                             236,823  22,777,636             0.1%
#                 Tiffany & Co.                                                     183,527  16,820,250             0.1%
#                 Tile Shop Holdings, Inc.                                           46,929   1,001,934             0.0%
                  Tilly's, Inc. Class A                                              15,774     150,799             0.0%
                  Time Warner, Inc.                                                 819,384  81,340,250             0.4%
                  Time, Inc.                                                        193,758   2,945,122             0.0%
                  TJX Cos., Inc. (The)                                              188,348  14,811,687             0.1%
#                 Toll Brothers, Inc.                                               362,535  13,047,635             0.1%
*                 TopBuild Corp.                                                     32,780   1,678,008             0.0%
                  Tower International, Inc.                                          67,260   1,822,746             0.0%
*                 Town Sports International Holdings, Inc.                           30,008     117,031             0.0%
                  Tractor Supply Co.                                                 95,125   5,889,189             0.0%
*                 Trans World Entertainment Corp.                                     1,798       3,416             0.0%
*                 TRI Pointe Group, Inc.                                            326,148   4,060,543             0.0%
                  Tribune Media Co. Class A                                          10,447     381,942             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                    SHARES      VALUE+     OF NET ASSETS**
                                                                                    ------- -------------- ---------------
Consumer Discretionary -- (Continued)
#*                TripAdvisor, Inc.                                                  53,030 $    2,386,880             0.0%
#*                Tuesday Morning Corp.                                              84,310        274,008             0.0%
                  Tupperware Brands Corp.                                            57,832      4,152,916             0.0%
                  Twenty-First Century Fox, Inc. Class A                            665,104     20,312,276             0.1%
                  Twenty-First Century Fox, Inc. Class B                            278,659      8,320,758             0.1%
*                 Ulta Salon Cosmetics & Fragrance, Inc.                             40,824     11,489,507             0.1%
#*                Under Armour, Inc. Class A                                         48,716      1,046,907             0.0%
*                 Unifi, Inc.                                                        30,834        865,510             0.0%
#*                Universal Electronics, Inc.                                        35,727      2,475,881             0.0%
                  Universal Technical Institute, Inc.                                35,790        129,560             0.0%
#*                Urban Outfitters, Inc.                                            351,858      8,050,511             0.0%
*                 US Auto Parts Network, Inc.                                        39,333        142,779             0.0%
                  Vail Resorts, Inc.                                                 51,459     10,171,386             0.1%
#*                Vera Bradley, Inc.                                                 40,395        369,614             0.0%
#                 VF Corp.                                                          147,981      8,084,202             0.1%
#                 Viacom, Inc. Class A                                                8,444        376,602             0.0%
                  Viacom, Inc. Class B                                              774,059     32,943,951             0.2%
#*                Vista Outdoor, Inc.                                               148,627      2,907,144             0.0%
*                 Visteon Corp.                                                     111,275     11,455,761             0.1%
#*                Vitamin Shoppe, Inc.                                               75,948      1,465,796             0.0%
*                 VOXX International Corp.                                           45,251        294,132             0.0%
*                 Walking Co. Holdings, Inc. (The)                                      329          1,810             0.0%
                  Walt Disney Co. (The)                                             949,440    109,755,264             0.6%
#*                Weight Watchers International, Inc.                                38,243        798,514             0.0%
#                 Wendy's Co. (The)                                                 860,065     12,677,358             0.1%
*                 West Marine, Inc.                                                  38,525        422,234             0.0%
                  Weyco Group, Inc.                                                  12,731        355,959             0.0%
                  Whirlpool Corp.                                                   116,370     21,607,582             0.1%
#*                William Lyon Homes Class A                                         29,918        658,196             0.0%
#                 Williams-Sonoma, Inc.                                             294,324     15,908,212             0.1%
#                 Wingstop, Inc.                                                      1,753         51,591             0.0%
                  Winmark Corp.                                                       6,317        815,525             0.0%
                  Winnebago Industries, Inc.                                         98,135      2,816,474             0.0%
#                 Wolverine World Wide, Inc.                                        268,941      6,484,168             0.0%
#                 World Wrestling Entertainment, Inc. Class A                        22,415        480,353             0.0%
#                 Wyndham Worldwide Corp.                                           155,396     14,810,793             0.1%
#                 Wynn Resorts, Ltd.                                                 25,742      3,166,523             0.0%
                  Yum! Brands, Inc.                                                  93,374      6,139,340             0.0%
*                 ZAGG, Inc.                                                         95,312        676,715             0.0%
#*                Zumiez, Inc.                                                       83,902      1,506,041             0.0%
                                                                                            -------------- ---------------
Total Consumer Discretionary                                                                 3,006,237,337            14.8%
                                                                                            -------------- ---------------
Consumer Staples -- (6.2%)
#                 Alico, Inc.                                                        13,299        398,305             0.0%
#*                Alliance One International, Inc.                                   18,445        253,619             0.0%
                  Altria Group, Inc.                                                570,837     40,974,680             0.2%
                  Andersons, Inc. (The)                                              61,818      2,308,902             0.0%
                  Archer-Daniels-Midland Co.                                        374,994     17,155,975             0.1%
#*                Avon Products, Inc.                                               818,900      3,971,665             0.0%
#                 B&G Foods, Inc.                                                   192,532      8,086,344             0.0%
#*                Blue Buffalo Pet Products, Inc.                                   209,926      5,174,676             0.0%
#*                Boston Beer Co., Inc. (The) Class A                                26,100      3,767,535             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Consumer Staples -- (Continued)
*                 Bridgford Foods Corp.                                                 7,329 $    91,026             0.0%
#                 Brown-Forman Corp. Class A                                           40,159   1,930,042             0.0%
#                 Brown-Forman Corp. Class B                                          156,380   7,399,902             0.0%
                  Bunge, Ltd.                                                         218,674  17,281,806             0.1%
#                 Cal-Maine Foods, Inc.                                               143,614   5,421,428             0.0%
#                 Calavo Growers, Inc.                                                 40,212   2,637,907             0.0%
#                 Campbell Soup Co.                                                   201,109  11,571,812             0.1%
#                 Casey's General Stores, Inc.                                        121,738  13,643,178             0.1%
*                 CCA Industries, Inc.                                                  5,962      19,227             0.0%
*                 Central Garden & Pet Co.                                             31,210   1,179,738             0.0%
*                 Central Garden & Pet Co. Class A                                    100,577   3,543,328             0.0%
#*                Chefs' Warehouse, Inc. (The)                                         42,430     579,169             0.0%
#                 Church & Dwight Co., Inc.                                           161,644   8,006,227             0.0%
#                 Clorox Co. (The)                                                     83,647  11,182,767             0.1%
#                 Coca-Cola Bottling Co. Consolidated                                  27,755   5,880,174             0.0%
                  Coca-Cola Co. (The)                                               1,420,248  61,283,701             0.3%
*                 Coffee Holding Co., Inc.                                              5,400      26,568             0.0%
                  Colgate-Palmolive Co.                                               191,018  13,760,937             0.1%
                  Conagra Brands, Inc.                                                309,017  11,983,679             0.1%
                  Constellation Brands, Inc. Class A                                   81,883  14,128,093             0.1%
                  Constellation Brands, Inc. Class B                                    5,100     880,897             0.0%
                  Costco Wholesale Corp.                                              155,857  27,667,735             0.1%
#                 Coty, Inc. Class A                                                  979,025  17,475,596             0.1%
#*                Craft Brew Alliance, Inc.                                            46,536     632,890             0.0%
*                 Crimson Wine Group, Ltd.                                             24,913     256,604             0.0%
                  CVS Health Corp.                                                    951,257  78,421,627             0.4%
*                 Darling Ingredients, Inc.                                           341,501   5,166,910             0.0%
#                 Dean Foods Co.                                                      346,317   6,836,298             0.0%
                  Dr Pepper Snapple Group, Inc.                                       124,141  11,377,523             0.1%
#*                Edgewell Personal Care Co.                                          148,999  10,651,939             0.1%
                  Energizer Holdings, Inc.                                             91,894   5,442,882             0.0%
#                 Estee Lauder Cos., Inc. (The) Class A                                44,234   3,854,551             0.0%
#*                Farmer Brothers Co.                                                  38,550   1,368,525             0.0%
#                 Flowers Foods, Inc.                                                 531,733  10,427,284             0.1%
                  Fresh Del Monte Produce, Inc.                                       129,685   7,949,690             0.0%
                  General Mills, Inc.                                                 222,906  12,819,324             0.1%
#*                Hain Celestial Group, Inc. (The)                                    198,495   7,342,330             0.0%
#*                Herbalife, Ltd.                                                      93,162   5,893,428             0.0%
                  Hershey Co. (The)                                                    23,910   2,587,062             0.0%
#                 Hormel Foods Corp.                                                  400,279  14,041,787             0.1%
*                 HRG Group, Inc.                                                     370,186   7,407,422             0.0%
                  Ingles Markets, Inc. Class A                                         38,967   1,819,759             0.0%
                  Ingredion, Inc.                                                     185,394  22,955,485             0.1%
                  Inter Parfums, Inc.                                                  60,247   2,286,374             0.0%
#*                Inventure Foods, Inc.                                                11,729      43,397             0.0%
                  J&J Snack Foods Corp.                                                53,359   7,181,054             0.0%
                  JM Smucker Co. (The)                                                141,982  17,991,959             0.1%
#                 John B. Sanfilippo & Son, Inc.                                       18,995   1,396,132             0.0%
#                 Kellogg Co.                                                          72,936   5,178,456             0.0%
                  Kimberly-Clark Corp.                                                 75,775   9,831,806             0.1%
                  Kraft Heinz Co. (The)                                               370,122  33,455,328             0.2%
                  Kroger Co. (The)                                                    485,320  14,389,738             0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Consumer Staples -- (Continued)
                  Lamb Weston Holdings, Inc.                                           70,727 $  2,952,852             0.0%
                  Lancaster Colony Corp.                                               56,416    7,102,774             0.0%
*                 Landec Corp.                                                         61,901      851,139             0.0%
*                 Lifeway Foods, Inc.                                                   8,037       77,155             0.0%
#                 Limoneira Co.                                                         2,051       42,415             0.0%
                  Mannatech, Inc.                                                       2,600       40,690             0.0%
#                 McCormick & Co., Inc. Non-Voting                                     52,305    5,225,269             0.0%
                  McCormick & Co., Inc. Voting                                          3,330      331,468             0.0%
                  Mead Johnson Nutrition Co.                                          100,437    8,910,771             0.1%
                  Medifast, Inc.                                                       59,753    2,767,759             0.0%
#                 MGP Ingredients, Inc.                                                71,438    3,740,494             0.0%
                  Molson Coors Brewing Co. Class A                                      1,020       97,410             0.0%
                  Molson Coors Brewing Co. Class B                                    129,981   12,463,878             0.1%
                  Mondelez International, Inc. Class A                                966,790   43,534,554             0.2%
*                 Monster Beverage Corp.                                              192,203    8,722,172             0.1%
#                 National Beverage Corp.                                              67,691    5,996,746             0.0%
#*                Natural Alternatives International, Inc.                              7,028       68,523             0.0%
#*                Natural Grocers by Vitamin Cottage, Inc.                             12,339      134,989             0.0%
#                 Natural Health Trends Corp.                                          13,644      391,310             0.0%
                  Nature's Sunshine Products, Inc.                                        400        4,040             0.0%
#                 Nu Skin Enterprises, Inc. Class A                                   153,860    8,497,688             0.1%
                  Nutraceutical International Corp.                                    15,620      495,154             0.0%
                  Ocean Bio-Chem, Inc.                                                  3,100       15,779             0.0%
                  Oil-Dri Corp. of America                                             10,862      441,975             0.0%
                  Omega Protein Corp.                                                  54,417    1,096,503             0.0%
#                 Orchids Paper Products Co.                                           12,261      298,555             0.0%
                  PepsiCo, Inc.                                                       441,915   50,060,131             0.3%
*                 Performance Food Group Co.                                           16,935      421,681             0.0%
                  Philip Morris International, Inc.                                   352,907   39,116,212             0.2%
#                 Pilgrim's Pride Corp.                                               214,971    5,580,647             0.0%
                  Pinnacle Foods, Inc.                                                234,063   13,610,763             0.1%
#*                Post Holdings, Inc.                                                 171,850   14,468,051             0.1%
#                 PriceSmart, Inc.                                                     68,816    5,983,551             0.0%
#*                Primo Water Corp.                                                     5,307       63,525             0.0%
                  Procter & Gamble Co. (The)                                        1,360,960  118,852,637             0.6%
*                 Revlon, Inc. Class A                                                 66,500    1,725,675             0.0%
                  Reynolds American, Inc.                                             502,900   32,437,050             0.2%
#*                Rite Aid Corp.                                                      664,334    2,657,336             0.0%
                  Rocky Mountain Chocolate Factory, Inc.                               10,758      139,639             0.0%
#                 Sanderson Farms, Inc.                                                87,476   10,127,971             0.1%
                  Seaboard Corp.                                                        1,240    5,250,172             0.0%
*                 Seneca Foods Corp. Class A                                           13,971      519,721             0.0%
*                 Seneca Foods Corp. Class B                                            1,999       80,960             0.0%
#*                Smart & Final Stores, Inc.                                            5,745       67,791             0.0%
#                 Snyder's-Lance, Inc.                                                229,784    8,102,184             0.1%
                  SpartanNash Co.                                                      75,787    2,788,962             0.0%
#                 Spectrum Brands Holdings, Inc.                                      113,314   16,286,621             0.1%
#*                Sprouts Farmers Market, Inc.                                        194,269    4,334,141             0.0%
*                 SUPERVALU, Inc.                                                     566,460    2,322,486             0.0%
                  Sysco Corp.                                                         137,385    7,263,545             0.0%
*                 Tofutti Brands, Inc.                                                  1,645        3,306             0.0%
#                 Tootsie Roll Industries, Inc.                                        68,002    2,539,875             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
Consumer Staples -- (Continued)
#*                TreeHouse Foods, Inc.                                               131,275 $   11,499,690             0.1%
                  Tyson Foods, Inc. Class A                                           381,652     24,524,958             0.1%
#*                United Natural Foods, Inc.                                          113,542      4,715,399             0.0%
                  United-Guardian, Inc.                                                 4,655         65,636             0.0%
#                 Universal Corp.                                                      50,166      3,684,693             0.0%
#*                USANA Health Sciences, Inc.                                          58,161      3,306,453             0.0%
#                 Vector Group, Ltd.                                                  171,075      3,715,749             0.0%
#                 Village Super Market, Inc. Class A                                   12,227        322,671             0.0%
                  Wal-Mart Stores, Inc.                                             1,850,588    139,127,206             0.7%
                  Walgreens Boots Alliance, Inc.                                      825,718     71,457,636             0.4%
#                 WD-40 Co.                                                            32,868      3,446,210             0.0%
#                 Weis Markets, Inc.                                                   46,448      2,685,159             0.0%
#                 Whole Foods Market, Inc.                                            484,152     17,608,608             0.1%
                                                                                              -------------- ---------------
Total Consumer Staples                                                                         1,373,940,965             6.8%
                                                                                              -------------- ---------------
Energy -- (5.2%)
#*                Abraxas Petroleum Corp.                                              78,548        146,885             0.0%
                  Adams Resources & Energy, Inc.                                        7,057        286,655             0.0%
                  Alon USA Energy, Inc.                                               183,079      2,213,425             0.0%
                  Anadarko Petroleum Corp.                                            250,084     14,259,790             0.1%
#*                Antero Resources Corp.                                              117,586      2,491,647             0.0%
#                 Apache Corp.                                                        278,115     13,527,514             0.1%
                  Archrock, Inc.                                                      108,389      1,278,990             0.0%
#*                Atwood Oceanics, Inc.                                               190,924      1,494,935             0.0%
                  Baker Hughes, Inc.                                                  218,082     12,947,528             0.1%
*                 Barnwell Industries, Inc.                                            10,714         20,464             0.0%
#*                Bill Barrett Corp.                                                   98,255        377,299             0.0%
#                 Bristow Group, Inc.                                                  59,800        799,526             0.0%
#                 Cabot Oil & Gas Corp.                                               316,706      7,360,247             0.0%
#*                Callon Petroleum Co.                                                222,949      2,639,716             0.0%
#*                CARBO Ceramics, Inc.                                                 30,729        211,108             0.0%
                  Cheniere Energy Partners L.P. Holdings LLC                           13,139        337,410             0.0%
#*                Cheniere Energy, Inc.                                               109,205      4,952,447             0.0%
#*                Chesapeake Energy Corp.                                           1,008,436      5,304,373             0.0%
                  Chevron Corp.                                                     1,234,214    131,690,634             0.7%
                  Cimarex Energy Co.                                                  124,185     14,489,906             0.1%
#*                Clayton Williams Energy, Inc.                                        33,345      4,163,678             0.0%
#*                Clean Energy Fuels Corp.                                            131,913        321,868             0.0%
*                 Cloud Peak Energy, Inc.                                             125,690        423,575             0.0%
#*                Cobalt International Energy, Inc.                                   275,353        107,691             0.0%
*                 Concho Resources, Inc.                                              112,168     14,207,199             0.1%
                  ConocoPhillips                                                      719,835     34,487,295             0.2%
#*                CONSOL Energy, Inc.                                                 509,602      7,735,758             0.0%
*                 Contango Oil & Gas Co.                                               44,055        315,434             0.0%
#*                Continental Resources, Inc.                                         191,646      8,127,707             0.0%
#                 Core Laboratories NV                                                 67,568      7,487,886             0.0%
#                 CVR Energy, Inc.                                                     93,994      2,057,529             0.0%
#*                Dawson Geophysical Co.                                               34,111        171,578             0.0%
                  Delek US Holdings, Inc.                                             168,449      4,054,567             0.0%
#*                Denbury Resources, Inc.                                             559,157      1,241,329             0.0%
                  Devon Energy Corp.                                                  207,014      8,174,983             0.1%
#                 DHT Holdings, Inc.                                                  193,359        926,190             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Energy -- (Continued)
#*                Diamond Offshore Drilling, Inc.                                     312,849 $  4,511,283             0.0%
#*                Diamondback Energy, Inc.                                             93,415    9,326,554             0.1%
#*                Dorian LPG, Ltd.                                                      4,305       39,132             0.0%
#*                Dril-Quip, Inc.                                                     109,534    5,646,478             0.0%
#*                Eclipse Resources Corp.                                              13,258       26,649             0.0%
*                 Energen Corp.                                                       117,752    6,121,926             0.0%
*                 ENGlobal Corp.                                                       27,850       44,838             0.0%
#                 EnLink Midstream LLC                                                198,526    3,662,805             0.0%
#                 Ensco P.L.C. Class A                                                568,006    4,481,567             0.0%
                  EOG Resources, Inc.                                                 320,366   29,633,855             0.2%
#*                EP Energy Corp. Class A                                              75,026      339,118             0.0%
#                 EQT Corp.                                                            60,146    3,496,888             0.0%
*                 Era Group, Inc.                                                      48,404      615,215             0.0%
                  Evolution Petroleum Corp.                                            23,938      191,504             0.0%
*                 Exterran Corp.                                                       60,962    1,668,530             0.0%
                  Exxon Mobil Corp.                                                 1,978,605  161,553,098             0.8%
#*                Forum Energy Technologies, Inc.                                     250,130    4,227,197             0.0%
#                 Frank's International NV                                             97,470      886,977             0.0%
                  GasLog, Ltd.                                                         71,226      997,164             0.0%
#*                Gastar Exploration, Inc.                                            174,422      228,493             0.0%
#*                Geospace Technologies Corp.                                          18,034      298,282             0.0%
#                 Green Plains, Inc.                                                   69,330    1,594,590             0.0%
                  Gulf Island Fabrication, Inc.                                        22,399      222,870             0.0%
*                 Gulfport Energy Corp.                                               291,205    4,624,335             0.0%
                  Halliburton Co.                                                     444,137   20,377,006             0.1%
*                 Helix Energy Solutions Group, Inc.                                  413,368    2,529,812             0.0%
#                 Helmerich & Payne, Inc.                                             168,315   10,206,622             0.1%
#                 Hess Corp.                                                          335,583   16,386,518             0.1%
#                 HollyFrontier Corp.                                                 369,578   10,399,925             0.1%
#*                Hornbeck Offshore Services, Inc.                                     67,568      230,407             0.0%
*                 International Seaways, Inc.                                           2,679       51,785             0.0%
#*                ION Geophysical Corp.                                                18,303       78,703             0.0%
#*                Jones Energy, Inc. Class A                                            2,003        4,006             0.0%
                  Kinder Morgan, Inc.                                               1,060,024   21,868,295             0.1%
#*                Kosmos Energy, Ltd.                                                 528,794    3,178,052             0.0%
#*                Laredo Petroleum, Inc.                                              372,797    4,794,169             0.0%
                  Marathon Oil Corp.                                                  888,739   13,215,549             0.1%
                  Marathon Petroleum Corp.                                            599,359   30,531,347             0.2%
*                 Matrix Service Co.                                                   73,231      860,464             0.0%
*                 McDermott International, Inc.                                       420,274    2,748,592             0.0%
*                 Mitcham Industries, Inc.                                             45,830      217,692             0.0%
#                 Murphy Oil Corp.                                                    376,480    9,856,246             0.1%
#                 Nabors Industries, Ltd.                                             691,018    7,145,126             0.0%
#                 National Oilwell Varco, Inc.                                        402,078   14,060,668             0.1%
*                 Natural Gas Services Group, Inc.                                     23,876      654,202             0.0%
*                 Newfield Exploration Co.                                            156,519    5,418,688             0.0%
#*                Newpark Resources, Inc.                                             273,099    2,089,207             0.0%
#                 Noble Corp. P.L.C.                                                  588,401    2,824,325             0.0%
                  Noble Energy, Inc.                                                  464,392   15,013,793             0.1%
#                 Nordic American Offshore, Ltd.                                           78           74             0.0%
#                 Nordic American Tankers, Ltd.                                         9,013       74,808             0.0%
#*                Northern Oil and Gas, Inc.                                          123,983      278,962             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Energy -- (Continued)
#*                Oasis Petroleum, Inc.                                               487,374 $ 5,819,246             0.0%
                  Occidental Petroleum Corp.                                          331,754  20,416,141             0.1%
                  Oceaneering International, Inc.                                     204,438   5,395,119             0.0%
*                 Oil States International, Inc.                                      154,159   4,586,230             0.0%
                  ONEOK, Inc.                                                         195,544  10,287,570             0.1%
                  Overseas Shipholding Group, Inc. Class A                              8,038      29,258             0.0%
                  Panhandle Oil and Gas, Inc. Class A                                  39,506     748,639             0.0%
#*                Par Pacific Holdings, Inc.                                           12,964     212,221             0.0%
*                 Parker Drilling Co.                                                 252,886     417,262             0.0%
*                 Parsley Energy, Inc. Class A                                        196,747   5,861,093             0.0%
#                 Patterson-UTI Energy, Inc.                                          422,434   9,143,584             0.1%
#                 PBF Energy, Inc. Class A                                            310,659   6,933,909             0.0%
#*                PDC Energy, Inc.                                                    140,057   7,735,348             0.0%
#*                PetroQuest Energy, Inc.                                              56,254     132,197             0.0%
*                 PHI, Inc. Non-Voting                                                 20,171     236,606             0.0%
*                 PHI, Inc. Voting                                                      2,686      31,158             0.0%
                  Phillips 66                                                         409,467  32,577,195             0.2%
*                 Pioneer Energy Services Corp.                                       113,195     345,245             0.0%
                  Pioneer Natural Resources Co.                                        90,417  15,641,237             0.1%
*                 QEP Resources, Inc.                                                 560,473   6,619,186             0.0%
#                 Range Resources Corp.                                               332,362   8,804,269             0.1%
#*                Renewable Energy Group, Inc.                                        145,319   1,518,584             0.0%
*                 REX American Resources Corp.                                         14,981   1,418,401             0.0%
#*                Rice Energy, Inc.                                                   403,008   8,580,040             0.1%
*                 RigNet, Inc.                                                         22,097     433,101             0.0%
#*                Ring Energy, Inc.                                                     5,300      63,600             0.0%
#*                Rowan Cos. P.L.C. Class A                                           306,094   4,306,743             0.0%
#                 RPC, Inc.                                                           387,623   7,043,110             0.0%
*                 RSP Permian, Inc.                                                   220,506   8,390,253             0.1%
                  Schlumberger, Ltd.                                                  653,101  47,408,602             0.2%
#                 Scorpio Tankers, Inc.                                               500,592   2,202,605             0.0%
#*                SEACOR Holdings, Inc.                                                50,029   3,284,904             0.0%
#                 SemGroup Corp. Class A                                              122,687   4,085,477             0.0%
#                 Ship Finance International, Ltd.                                    143,470   2,015,753             0.0%
#                 SM Energy Co.                                                       212,002   4,789,125             0.0%
#*                Southwestern Energy Co.                                             593,394   4,456,389             0.0%
#*                SRC Energy, Inc.                                                    499,608   3,767,044             0.0%
#*                Superior Energy Services, Inc.                                      414,816   5,010,977             0.0%
                  Targa Resources Corp.                                               214,086  11,802,561             0.1%
*                 TechnipFMC P.L.C.                                                   489,719  14,755,233             0.1%
#                 Teekay Corp.                                                        155,434   1,349,167             0.0%
#                 Teekay Tankers, Ltd. Class A                                        106,000     217,300             0.0%
#*                Tesco Corp.                                                          97,994     641,861             0.0%
#                 Tesoro Corp.                                                        282,845  22,545,575             0.1%
*                 TETRA Technologies, Inc.                                            286,730     954,811             0.0%
#*                Tidewater, Inc.                                                     100,569      88,149             0.0%
#*                Transocean, Ltd.                                                    815,782   8,998,075             0.1%
#*                Unit Corp.                                                          119,310   2,563,972             0.0%
#                 US Silica Holdings, Inc.                                            143,124   5,939,646             0.0%
#*                Vaalco Energy, Inc.                                                 147,005     147,005             0.0%
                  Valero Energy Corp.                                                 483,794  31,257,930             0.2%
#*                Weatherford International P.L.C.                                  1,359,439   7,843,963             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                    SHARES      VALUE+     OF NET ASSETS**
                                                                                    ------- -------------- ---------------
Energy -- (Continued)
                  Western Refining, Inc.                                            339,181 $   11,698,353             0.1%
*                 Whiting Petroleum Corp.                                           763,660      6,338,378             0.0%
*                 Willbros Group, Inc.                                              101,050        277,887             0.0%
                  Williams Cos., Inc. (The)                                         267,070      8,180,354             0.1%
                  World Fuel Services Corp.                                         162,726      5,993,199             0.0%
*                 WPX Energy, Inc.                                                  949,674     11,329,611             0.1%
                                                                                            -------------- ---------------
Total Energy                                                                                 1,154,039,608             5.7%
                                                                                            -------------- ---------------
Financials -- (16.7%)
                  1st Constitution Bancorp                                            5,728        102,531             0.0%
                  1st Source Corp.                                                   59,242      2,861,981             0.0%
                  Access National Corp.                                              12,232        346,533             0.0%
                  Affiliated Managers Group, Inc.                                    74,275     12,299,197             0.1%
                  Aflac, Inc.                                                       311,940     23,358,067             0.1%
*                 Alleghany Corp.                                                    19,716     12,040,561             0.1%
                  Allied World Assurance Co. Holdings AG                            211,989     11,254,496             0.1%
                  Allstate Corp. (The)                                              279,303     22,704,541             0.1%
#                 Ally Financial, Inc.                                              772,683     15,299,123             0.1%
#*                Ambac Financial Group, Inc.                                        64,306      1,249,466             0.0%
                  American Equity Investment Life Holding Co.                       267,205      6,338,103             0.0%
                  American Express Co.                                              831,568     65,901,764             0.3%
                  American Financial Group, Inc.                                    180,302     17,545,188             0.1%
                  American International Group, Inc.                                672,954     40,989,628             0.2%
                  American National Bankshares, Inc.                                  8,616        330,854             0.0%
#                 American National Insurance Co.                                    43,227      5,054,101             0.0%
                  American River Bankshares                                           7,316        108,277             0.0%
                  Ameriprise Financial, Inc.                                        210,769     26,946,817             0.1%
                  Ameris Bancorp                                                    101,766      4,793,179             0.0%
                  AMERISAFE, Inc.                                                    68,230      3,926,636             0.0%
                  AmeriServ Financial, Inc.                                          18,864         76,399             0.0%
#                 AmTrust Financial Services, Inc.                                  483,020      7,752,471             0.0%
                  Aon P.L.C.                                                         92,854     11,127,623             0.1%
*                 Arch Capital Group, Ltd.                                          154,730     15,004,168             0.1%
                  Argo Group International Holdings, Ltd.                            69,233      4,565,916             0.0%
                  Arrow Financial Corp.                                              26,536        908,858             0.0%
                  Arthur J Gallagher & Co.                                          145,548      8,123,034             0.0%
#                 Artisan Partners Asset Management, Inc. Class A                    92,814      2,719,450             0.0%
                  Aspen Insurance Holdings, Ltd.                                    154,449      8,085,405             0.0%
                  Associated Banc-Corp                                              366,167      9,117,558             0.1%
                  Assurant, Inc.                                                    135,410     13,031,858             0.1%
#                 Assured Guaranty, Ltd.                                            399,083     15,217,035             0.1%
*                 Asta Funding, Inc.                                                  2,291         19,244             0.0%
                  Astoria Financial Corp.                                           331,184      6,752,842             0.0%
                  Atlantic American Corp.                                            11,687         46,164             0.0%
*                 Atlantic Coast Financial Corp.                                      1,723         13,388             0.0%
*                 Atlanticus Holdings Corp.                                          36,049         93,727             0.0%
*                 Atlas Financial Holdings, Inc.                                      3,215         41,634             0.0%
                  Auburn National Bancorporation, Inc.                                1,955         65,864             0.0%
                  Axis Capital Holdings, Ltd.                                       173,697     11,446,632             0.1%
                  Baldwin & Lyons, Inc. Class A                                       2,126         49,748             0.0%
                  Baldwin & Lyons, Inc. Class B                                      17,951        439,800             0.0%
#                 Banc of California, Inc.                                           70,892      1,538,356             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Financials -- (Continued)
                  BancFirst Corp.                                                      32,483 $  3,119,992             0.0%
                  Bancorp of New Jersey, Inc.                                             200        3,210             0.0%
*                 Bancorp, Inc. (The)                                                  81,696      526,939             0.0%
#                 BancorpSouth, Inc.                                                  301,594    9,183,537             0.1%
                  Bank Mutual Corp.                                                   102,907      946,744             0.0%
                  Bank of America Corp.                                             6,518,226  152,135,395             0.8%
                  Bank of Commerce Holdings                                             8,161       91,811             0.0%
#                 Bank of Hawaii Corp.                                                123,897   10,095,128             0.1%
                  Bank of New York Mellon Corp. (The)                                 770,272   36,249,000             0.2%
#                 Bank of the Ozarks, Inc.                                            236,848   11,243,175             0.1%
                  BankFinancial Corp.                                                  48,482      716,564             0.0%
                  BankUnited, Inc.                                                    252,367    8,906,031             0.1%
                  Banner Corp.                                                         89,989    4,967,393             0.0%
                  Bar Harbor Bankshares                                                20,782      639,878             0.0%
#                 BB&T Corp.                                                          574,860   24,822,455             0.1%
                  BCB Bancorp, Inc.                                                     9,933      156,941             0.0%
                  Bear State Financial, Inc.                                            6,577       61,692             0.0%
                  Beneficial Bancorp, Inc.                                            195,115    3,121,840             0.0%
*                 Berkshire Bancorp, Inc.                                               3,850       40,906             0.0%
*                 Berkshire Hathaway, Inc. Class B                                    456,755   75,460,494             0.4%
                  Berkshire Hills Bancorp, Inc.                                        82,902    3,108,825             0.0%
                  BGC Partners, Inc. Class A                                          799,443    9,097,661             0.1%
                  BlackRock, Inc.                                                      83,263   32,020,452             0.2%
                  Blue Hills Bancorp, Inc.                                              1,760       31,856             0.0%
                  BNC Bancorp                                                          46,766    1,564,323             0.0%
#*                BofI Holding, Inc.                                                  146,464    3,499,025             0.0%
#                 BOK Financial Corp.                                                 109,939    9,266,758             0.1%
                  Boston Private Financial Holdings, Inc.                             294,022    4,586,743             0.0%
#                 Bridge Bancorp, Inc.                                                  6,374      231,058             0.0%
#                 Brookline Bancorp, Inc.                                             230,986    3,360,846             0.0%
                  Brown & Brown, Inc.                                                 344,250   14,768,325             0.1%
#                 Bryn Mawr Bank Corp.                                                 39,154    1,679,707             0.0%
                  C&F Financial Corp.                                                   2,201      110,050             0.0%
                  California First National Bancorp                                     8,102      133,683             0.0%
                  Camden National Corp.                                                27,684    1,183,491             0.0%
                  Capital Bank Financial Corp. Class A                                 69,059    2,865,948             0.0%
                  Capital City Bank Group, Inc.                                        23,859      491,734             0.0%
                  Capital One Financial Corp.                                         355,676   28,589,237             0.1%
#                 Capitol Federal Financial, Inc.                                     528,278    7,728,707             0.0%
*                 Cascade Bancorp                                                      37,490      280,425             0.0%
                  Cathay General Bancorp                                              201,662    7,673,239             0.0%
#                 CBOE Holdings, Inc.                                                 110,933    9,141,989             0.1%
                  CenterState Banks, Inc.                                             120,329    3,035,901             0.0%
                  Central Pacific Financial Corp.                                      57,601    1,801,759             0.0%
#                 Century Bancorp, Inc. Class A                                         3,952      249,174             0.0%
                  Charles Schwab Corp. (The)                                          448,984   17,443,028             0.1%
                  Charter Financial Corp.                                               4,056       74,428             0.0%
                  Chemical Financial Corp.                                            164,157    7,789,250             0.0%
                  Chubb, Ltd.                                                         288,050   39,534,862             0.2%
#                 Cincinnati Financial Corp.                                          221,414   15,961,735             0.1%
#                 CIT Group, Inc.                                                     215,902    9,998,422             0.1%
                  Citigroup, Inc.                                                   1,745,438  103,190,295             0.5%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Financials -- (Continued)
                  Citizens Community Bancorp, Inc.                                    5,940 $    85,180             0.0%
                  Citizens Financial Group, Inc.                                    557,012  20,447,911             0.1%
                  Citizens Holding Co.                                                2,412      57,526             0.0%
#*                Citizens, Inc.                                                     80,221     565,558             0.0%
#                 City Holding Co.                                                   36,832   2,618,387             0.0%
#                 Clifton Bancorp, Inc.                                              55,338     924,145             0.0%
                  CME Group, Inc.                                                   220,456  25,614,783             0.1%
#                 CNA Financial Corp.                                               156,069   7,063,683             0.0%
                  CNB Financial Corp.                                                13,395     320,007             0.0%
                  CNO Financial Group, Inc.                                         360,876   7,603,657             0.0%
                  CoBiz Financial, Inc.                                             132,016   2,169,023             0.0%
                  Codorus Valley Bancorp, Inc.                                        3,621     104,973             0.0%
#                 Cohen & Steers, Inc.                                               50,670   2,021,733             0.0%
                  Colony Bankcorp, Inc.                                               3,512      47,939             0.0%
#                 Columbia Banking System, Inc.                                     209,716   8,285,879             0.0%
                  Comerica, Inc.                                                    192,512  13,610,598             0.1%
#                 Commerce Bancshares, Inc.                                         246,376  13,538,361             0.1%
                  Commercial National Financial Corp.                                 2,306      49,291             0.0%
#                 Community Bank System, Inc.                                       128,986   7,216,767             0.0%
#*                Community Bankers Trust Corp.                                       4,068      32,341             0.0%
                  Community Trust Bancorp, Inc.                                      43,213   1,942,424             0.0%
                  Community West Bancshares                                           3,113      31,597             0.0%
                  ConnectOne Bancorp, Inc.                                           31,579     701,054             0.0%
*                 Consumer Portfolio Services, Inc.                                  84,206     410,083             0.0%
#*                Cowen Group, Inc. Class A                                          48,213     766,587             0.0%
                  Crawford & Co. Class A                                             36,655     327,329             0.0%
#                 Crawford & Co. Class B                                             41,704     454,991             0.0%
#*                Credit Acceptance Corp.                                            56,186  11,419,804             0.1%
#                 Cullen/Frost Bankers, Inc.                                        137,762  13,003,355             0.1%
*                 Customers Bancorp, Inc.                                            66,129   2,045,370             0.0%
#                 CVB Financial Corp.                                               383,991   8,271,166             0.0%
                  Diamond Hill Investment Group, Inc.                                 6,148   1,242,818             0.0%
                  Dime Community Bancshares, Inc.                                   125,217   2,435,471             0.0%
                  Discover Financial Services                                       437,054  27,355,210             0.1%
                  Donegal Group, Inc. Class A                                        49,373     822,554             0.0%
                  Donegal Group, Inc. Class B                                         5,678      95,816             0.0%
*                 Donnelley Financial Solutions, Inc.                                51,686   1,148,463             0.0%
*                 E*TRADE Financial Corp.                                           329,600  11,387,680             0.1%
                  Eagle Bancorp Montana, Inc.                                           751      13,931             0.0%
*                 Eagle Bancorp, Inc.                                                77,472   4,640,573             0.0%
                  East West Bancorp, Inc.                                           320,194  17,376,928             0.1%
                  Eastern Virginia Bankshares, Inc.                                   3,292      37,759             0.0%
#                 Eaton Vance Corp.                                                 254,821  10,939,466             0.1%
#*                eHealth, Inc.                                                      30,225     428,591             0.0%
                  EMC Insurance Group, Inc.                                          39,281   1,126,579             0.0%
                  Employers Holdings, Inc.                                           92,368   3,694,720             0.0%
*                 Encore Capital Group, Inc.                                         81,158   2,706,619             0.0%
#*                Enova International, Inc.                                          77,056   1,094,195             0.0%
#*                Enstar Group, Ltd.                                                 31,885   6,211,198             0.0%
#                 Enterprise Bancorp, Inc.                                            9,230     323,142             0.0%
                  Enterprise Financial Services Corp.                                51,092   2,158,637             0.0%
#                 Erie Indemnity Co. Class A                                         67,238   8,325,409             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
                  ESSA Bancorp, Inc.                                                   19,001 $   287,485             0.0%
*                 Essent Group, Ltd.                                                   74,677   2,763,796             0.0%
                  Evans Bancorp, Inc.                                                   2,684     101,992             0.0%
                  EverBank Financial Corp.                                            177,775   3,466,612             0.0%
#                 Evercore Partners, Inc. Class A                                     118,960   8,773,300             0.1%
                  Everest Re Group, Ltd.                                               66,825  16,820,521             0.1%
#*                Ezcorp, Inc. Class A                                                129,370   1,170,799             0.0%
#                 FactSet Research Systems, Inc.                                       39,653   6,473,749             0.0%
                  Farmers Capital Bank Corp.                                            7,346     304,859             0.0%
                  FBL Financial Group, Inc. Class A                                    44,583   2,964,769             0.0%
*                 FCB Financial Holdings, Inc. Class A                                 80,327   3,795,451             0.0%
                  Federal Agricultural Mortgage Corp. Class A                           1,506      82,017             0.0%
                  Federal Agricultural Mortgage Corp. Class C                          20,865   1,190,348             0.0%
#                 Federated Investors, Inc. Class B                                   278,735   7,475,673             0.0%
                  Federated National Holding Co.                                       48,967     787,389             0.0%
#                 Fidelity & Guaranty Life                                              3,316      94,340             0.0%
                  Fidelity Southern Corp.                                              46,770   1,053,260             0.0%
                  Fifth Third Bancorp                                               1,095,478  26,762,528             0.1%
#                 Financial Engines, Inc.                                              38,357   1,630,172             0.0%
                  Financial Institutions, Inc.                                         27,285     914,048             0.0%
*                 First Acceptance Corp.                                               34,466      39,981             0.0%
                  First American Financial Corp.                                      365,929  15,884,978             0.1%
*                 First BanCorp(318672706)                                            185,788   1,092,433             0.0%
#                 First Bancorp(318910106)                                             38,196   1,147,408             0.0%
                  First Bancorp of Indiana, Inc.                                          700      14,480             0.0%
#                 First Bancorp, Inc.                                                  14,344     386,858             0.0%
*                 First Bancshares, Inc.                                                  569       6,928             0.0%
#                 First Bancshares, Inc. (The)                                            588      16,846             0.0%
#                 First Busey Corp.                                                   100,273   3,003,176             0.0%
                  First Business Financial Services, Inc.                               4,526     120,256             0.0%
                  First Citizens BancShares, Inc. Class A                              21,400   7,448,484             0.0%
                  First Commonwealth Financial Corp.                                  251,170   3,242,605             0.0%
                  First Community Bancshares, Inc.                                     36,579     967,880             0.0%
                  First Defiance Financial Corp.                                       17,109     917,727             0.0%
                  First Federal of Northern Michigan Bancorp, Inc.                      1,458      11,737             0.0%
#                 First Financial Bancorp                                             182,634   5,049,830             0.0%
#                 First Financial Bankshares, Inc.                                    114,320   4,567,084             0.0%
                  First Financial Corp.                                                20,169     984,247             0.0%
                  First Financial Northwest, Inc.                                      22,460     352,173             0.0%
#                 First Horizon National Corp.                                        648,872  11,906,801             0.1%
#                 First Interstate BancSystem, Inc. Class A                            82,915   3,130,041             0.0%
                  First Merchants Corp.                                                86,560   3,581,853             0.0%
                  First Midwest Bancorp, Inc.                                         336,697   7,646,389             0.0%
#*                First NBC Bank Holding Co.                                           36,434      96,550             0.0%
                  First of Long Island Corp. (The)                                        901      24,507             0.0%
#                 First Republic Bank                                                 147,354  13,624,351             0.1%
                  First South Bancorp, Inc.                                            10,177     132,097             0.0%
*                 First United Corp.                                                    6,091      85,579             0.0%
#                 FirstCash, Inc.                                                     168,333   8,744,899             0.1%
*                 Flagstar Bancorp, Inc.                                               93,036   2,720,373             0.0%
                  Flushing Financial Corp.                                             76,118   2,243,959             0.0%
                  FNB Corp.                                                           756,014  10,765,639             0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
#                 FNF Group                                                           339,723 $13,911,657             0.1%
#*                FNFV Group                                                          115,118   1,577,117             0.0%
                  Franklin Resources, Inc.                                            271,041  11,684,578             0.1%
                  Fulton Financial Corp.                                              403,728   7,448,782             0.0%
#                 Gain Capital Holdings, Inc.                                          89,464     634,300             0.0%
                  GAINSCO, Inc.                                                         1,100      17,600             0.0%
#                 GAMCO Investors, Inc. Class A                                        12,793     367,159             0.0%
*                 Genworth Financial, Inc. Class A                                    871,322   3,520,141             0.0%
#                 German American Bancorp, Inc.                                        42,497   1,397,301             0.0%
#                 Glacier Bancorp, Inc.                                               247,020   8,344,336             0.0%
#*                Global Brokerage, Inc.                                                5,025      10,553             0.0%
*                 Global Indemnity, Ltd.                                               32,025   1,298,614             0.0%
                  Goldman Sachs Group, Inc. (The)                                     282,295  63,177,621             0.3%
                  Gouverneur Bancorp, Inc.                                                600      10,185             0.0%
*                 Great Elm Capital Group, Inc.                                         2,511       9,165             0.0%
                  Great Southern Bancorp, Inc.                                         31,930   1,601,289             0.0%
#                 Great Western Bancorp, Inc.                                          35,385   1,457,862             0.0%
*                 Green Dot Corp. Class A                                             156,594   5,369,608             0.0%
#                 Greenhill & Co., Inc.                                                77,826   1,968,998             0.0%
#*                Greenlight Capital Re, Ltd. Class A                                  85,355   1,839,400             0.0%
                  Guaranty Bancorp                                                     12,631     317,670             0.0%
                  Guaranty Federal Bancshares, Inc.                                     1,840      37,481             0.0%
*                 Hallmark Financial Services, Inc.                                    43,645     458,709             0.0%
                  Hancock Holding Co.                                                 243,535  11,373,084             0.1%
                  Hanmi Financial Corp.                                               105,492   3,064,543             0.0%
                  Hanover Insurance Group, Inc. (The)                                 112,810   9,957,739             0.1%
                  Harleysville Savings Financial Corp.                                  3,569      76,769             0.0%
                  Hartford Financial Services Group, Inc. (The)                       526,951  25,483,350             0.1%
                  Hawthorn Bancshares, Inc.                                             3,019      57,059             0.0%
#                 HCI Group, Inc.                                                      43,775   2,087,630             0.0%
                  Heartland Financial USA, Inc.                                        43,390   2,082,720             0.0%
                  Heritage Commerce Corp.                                              72,270   1,032,016             0.0%
                  Heritage Financial Corp.                                             53,478   1,411,819             0.0%
#                 Heritage Insurance Holdings, Inc.                                    23,530     284,713             0.0%
                  Hilltop Holdings, Inc.                                              301,208   8,376,594             0.0%
#                 Hingham Institution for Savings                                       1,548     277,851             0.0%
*                 HMN Financial, Inc.                                                   2,615      45,501             0.0%
                  Home Bancorp, Inc.                                                    8,770     325,718             0.0%
#                 Home BancShares, Inc.                                               345,211   8,785,620             0.1%
*                 HomeStreet, Inc.                                                     44,941   1,168,466             0.0%
*                 HomeTrust Bancshares, Inc.                                            3,293      82,325             0.0%
                  Hope Bancorp, Inc.                                                  490,426   8,979,700             0.1%
                  HopFed Bancorp, Inc.                                                  3,213      47,392             0.0%
#                 Horace Mann Educators Corp.                                          86,539   3,344,732             0.0%
                  Horizon Bancorp                                                      12,016     324,312             0.0%
                  Houlihan Lokey, Inc.                                                 18,109     607,376             0.0%
                  Huntington Bancshares, Inc.                                       1,892,070  24,332,020             0.1%
                  Iberiabank Corp.                                                    109,906   8,721,041             0.1%
                  IF Bancorp, Inc.                                                        700      14,070             0.0%
                  Independence Holding Co.                                             18,425     349,154             0.0%
                  Independent Bank Corp.(453836108)                                    74,028   4,685,972             0.0%
                  Independent Bank Corp.(453838609)                                     8,213     183,150             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Financials -- (Continued)
                  Independent Bank Group, Inc.                                         12,031 $    723,665             0.0%
                  Infinity Property & Casualty Corp.                                   19,978    1,982,816             0.0%
#                 Interactive Brokers Group, Inc. Class A                             256,970    8,950,265             0.1%
                  Intercontinental Exchange, Inc.                                     365,061   21,976,672             0.1%
                  International Bancshares Corp.                                      181,599    6,791,803             0.0%
*                 INTL. FCStone, Inc.                                                  57,859    2,161,034             0.0%
                  Invesco, Ltd.                                                       543,232   17,894,062             0.1%
                  Investment Technology Group, Inc.                                   103,611    2,062,895             0.0%
#                 Investors Bancorp, Inc.                                             709,652    9,828,680             0.1%
                  Investors Title Co.                                                   2,281      406,520             0.0%
                  James River Group Holdings, Ltd.                                      6,636      289,064             0.0%
                  Janus Capital Group, Inc.                                           487,779    6,663,061             0.0%
                  JPMorgan Chase & Co.                                              2,916,097  253,700,439             1.3%
*                 KCG Holdings, Inc. Class A                                          111,568    2,220,203             0.0%
                  Kearny Financial Corp.                                              152,794    2,230,792             0.0%
#                 Kemper Corp.                                                        162,031    6,375,920             0.0%
                  Kentucky First Federal Bancorp                                        3,283       31,845             0.0%
                  KeyCorp                                                           1,200,810   21,902,774             0.1%
#*                Ladenburg Thalmann Financial Services, Inc.                          16,106       44,775             0.0%
#                 Lake Shore Bancorp, Inc.                                                449        7,135             0.0%
                  Lakeland Bancorp, Inc.                                               61,362    1,193,491             0.0%
                  Lakeland Financial Corp.                                             73,806    3,369,982             0.0%
                  Landmark Bancorp, Inc.                                                3,465      106,895             0.0%
                  Lazard, Ltd. Class A                                                 28,588    1,227,569             0.0%
                  LegacyTexas Financial Group, Inc.                                   133,474    5,046,652             0.0%
#                 Legg Mason, Inc.                                                    253,017    9,457,775             0.1%
#*                LendingClub Corp.                                                   601,734    3,520,144             0.0%
*                 LendingTree, Inc.                                                    18,558    2,614,822             0.0%
                  Leucadia National Corp.                                             438,088   11,123,054             0.1%
                  Lincoln National Corp.                                              263,296   17,359,105             0.1%
                  Loews Corp.                                                         374,446   17,456,673             0.1%
                  LPL Financial Holdings, Inc.                                        358,565   15,074,073             0.1%
#                 M&T Bank Corp.                                                       90,276   14,029,793             0.1%
                  Macatawa Bank Corp.                                                  39,247      375,594             0.0%
                  Mackinac Financial Corp.                                              7,909      117,844             0.0%
*                 Magyar Bancorp, Inc.                                                  2,122       27,013             0.0%
                  Maiden Holdings, Ltd.                                               229,395    2,833,028             0.0%
                  MainSource Financial Group, Inc.                                     48,374    1,654,391             0.0%
*                 Malvern Bancorp, Inc.                                                 2,294       50,124             0.0%
#                 Manning & Napier, Inc.                                                8,718       50,564             0.0%
#*                Markel Corp.                                                         15,795   15,314,832             0.1%
                  MarketAxess Holdings, Inc.                                           55,875   10,757,055             0.1%
                  Marlin Business Services Corp.                                       24,351      619,733             0.0%
                  Marsh & McLennan Cos., Inc.                                         202,666   15,023,631             0.1%
                  MB Financial, Inc.                                                  201,488    8,565,255             0.1%
*                 MBIA, Inc.                                                          473,486    3,977,282             0.0%
                  MBT Financial Corp.                                                  13,759      154,101             0.0%
                  Mercantile Bank Corp.                                                19,189      645,326             0.0%
#                 Merchants Bancshares, Inc.                                            9,216      458,957             0.0%
#                 Mercury General Corp.                                               127,346    7,830,506             0.0%
                  Meridian Bancorp, Inc.                                               95,369    1,673,726             0.0%
#                 Meta Financial Group, Inc.                                           15,555    1,320,620             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
                  MetLife, Inc.                                                       596,594 $30,909,535             0.2%
*                 MGIC Investment Corp.                                               277,958   2,929,677             0.0%
#                 Mid Penn Bancorp, Inc.                                                1,624      44,904             0.0%
                  MidSouth Bancorp, Inc.                                               12,123     184,876             0.0%
                  MidWestOne Financial Group, Inc.                                      7,672     266,218             0.0%
                  Moelis & Co. Class A                                                 46,524   1,707,431             0.0%
                  Moody's Corp.                                                        49,376   5,842,168             0.0%
                  Morgan Stanley                                                    1,050,704  45,569,032             0.2%
                  Morningstar, Inc.                                                    57,250   4,186,692             0.0%
*                 MSB Financial Corp.                                                   1,549      27,262             0.0%
#                 MSCI, Inc.                                                          127,858  12,826,715             0.1%
                  MutualFirst Financial, Inc.                                           6,697     220,666             0.0%
                  Nasdaq, Inc.                                                        242,500  16,700,975             0.1%
                  National Bank Holdings Corp. Class A                                 68,815   2,172,490             0.0%
                  National General Holdings Corp.                                      75,587   1,718,848             0.0%
                  National Security Group, Inc. (The)                                     977      15,173             0.0%
#                 National Western Life Group, Inc. Class A                             3,917   1,199,542             0.0%
#*                Nationstar Mortgage Holdings, Inc.                                   21,130     340,404             0.0%
                  Navient Corp.                                                     1,069,496  16,256,339             0.1%
                  Navigators Group, Inc. (The)                                         78,552   4,245,736             0.0%
                  NBT Bancorp, Inc.                                                   112,727   4,303,917             0.0%
                  Nelnet, Inc. Class A                                                 85,999   3,870,815             0.0%
#                 New York Community Bancorp, Inc.                                    636,336   8,456,905             0.0%
                  NewStar Financial, Inc.                                              73,717     791,721             0.0%
*                 Nicholas Financial, Inc.                                              8,516      84,990             0.0%
*                 NMI Holdings, Inc. Class A                                           14,183     164,523             0.0%
                  Northeast Bancorp                                                       301       5,042             0.0%
                  Northeast Community Bancorp, Inc.                                    10,493      89,191             0.0%
                  Northern Trust Corp.                                                267,792  24,101,280             0.1%
#                 Northfield Bancorp, Inc.                                            141,578   2,602,204             0.0%
                  Northrim BanCorp, Inc.                                                8,061     257,952             0.0%
                  Northway Financial, Inc.                                              2,363      64,983             0.0%
#                 Northwest Bancshares, Inc.                                          378,502   6,109,022             0.0%
                  Norwood Financial Corp.                                               2,272      84,496             0.0%
#                 OceanFirst Financial Corp.                                           54,019   1,493,625             0.0%
#*                Ocwen Financial Corp.                                               183,013     419,100             0.0%
                  OFG Bancorp                                                         136,038   1,591,645             0.0%
                  Ohio Valley Banc Corp.                                                3,467     100,543             0.0%
                  Old Line Bancshares, Inc.                                             5,359     148,766             0.0%
                  Old National Bancorp.                                               388,456   6,526,061             0.0%
                  Old Point Financial Corp.                                               700      21,553             0.0%
                  Old Republic International Corp.                                    687,873  14,225,214             0.1%
                  Old Second Bancorp, Inc.                                             13,666     163,992             0.0%
                  OM Asset Management P.L.C.                                           37,995     591,202             0.0%
                  OneBeacon Insurance Group, Ltd. Class A                              76,068   1,213,285             0.0%
#*                OneMain Holdings, Inc.                                              199,336   4,648,516             0.0%
                  Oppenheimer Holdings, Inc. Class A                                   16,285     281,731             0.0%
                  Opus Bank                                                            20,869     470,596             0.0%
                  Oritani Financial Corp.                                             147,307   2,496,854             0.0%
                  Pacific Continental Corp.                                            28,972     724,300             0.0%
*                 Pacific Mercantile Bancorp                                           10,106      78,322             0.0%
*                 Pacific Premier Bancorp, Inc.                                        63,239   2,311,385             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
#                 PacWest Bancorp                                                     266,079 $13,141,642             0.1%
#                 Park National Corp.                                                  23,939   2,523,889             0.0%
                  Park Sterling Corp.                                                  27,958     343,883             0.0%
*                 Patriot National Bancorp, Inc.                                          130       2,031             0.0%
                  PB Bancorp, Inc.                                                      3,978      41,570             0.0%
                  Peapack Gladstone Financial Corp.                                    15,390     493,403             0.0%
                  Penns Woods Bancorp, Inc.                                             6,223     259,499             0.0%
*                 PennyMac Financial Services, Inc. Class A                            14,263     235,340             0.0%
#                 People's United Financial, Inc.                                     693,662  12,118,275             0.1%
                  Peoples Bancorp of North Carolina, Inc.                               4,359     123,534             0.0%
                  Peoples Bancorp, Inc.                                                24,167     809,111             0.0%
#*                PHH Corp.                                                           142,486   1,838,069             0.0%
#*                PICO Holdings, Inc.                                                  40,315     649,072             0.0%
#                 Pinnacle Financial Partners, Inc.                                   122,759   7,856,576             0.0%
                  Piper Jaffray Cos.                                                   23,362   1,462,461             0.0%
                  PNC Financial Services Group, Inc. (The)                            307,058  36,770,195             0.2%
                  Popular, Inc.                                                       241,001  10,100,352             0.1%
#*                PRA Group, Inc.                                                     138,759   4,468,040             0.0%
                  Preferred Bank                                                       10,853     575,100             0.0%
                  Premier Financial Bancorp, Inc.                                       7,427     159,161             0.0%
#                 Primerica, Inc.                                                     167,425  14,030,215             0.1%
#                 Principal Financial Group, Inc.                                     409,763  26,687,864             0.1%
                  PrivateBancorp, Inc.                                                211,232  12,202,873             0.1%
                  ProAssurance Corp.                                                  133,760   8,279,744             0.0%
                  Progressive Corp. (The)                                             649,390  25,793,771             0.1%
#                 Prosperity Bancshares, Inc.                                         154,787  10,401,686             0.1%
                  Provident Financial Holdings, Inc.                                   13,977     268,778             0.0%
                  Provident Financial Services, Inc.                                  166,051   4,265,850             0.0%
#                 Prudential Bancorp, Inc.                                              6,262     112,215             0.0%
                  Prudential Financial, Inc.                                          255,164  27,310,203             0.1%
#                 Pzena Investment Management, Inc. Class A                             7,981      82,124             0.0%
                  QCR Holdings, Inc.                                                    3,047     138,943             0.0%
                  Radian Group, Inc.                                                  195,407   3,298,470             0.0%
                  Raymond James Financial, Inc.                                       168,534  12,559,154             0.1%
*                 Regional Management Corp.                                             7,750     153,683             0.0%
                  Regions Financial Corp.                                           1,731,371  23,806,351             0.1%
                  Reinsurance Group of America, Inc.                                  110,831  13,858,308             0.1%
                  RenaissanceRe Holdings, Ltd.                                        102,390  14,556,786             0.1%
#                 Renasant Corp.                                                      118,824   5,038,138             0.0%
                  Republic Bancorp, Inc. Class A                                       27,977   1,006,612             0.0%
#*                Republic First Bancorp, Inc.                                         20,055     172,473             0.0%
                  Riverview Bancorp, Inc.                                              12,542      91,055             0.0%
#                 RLI Corp.                                                           103,871   5,943,499             0.0%
*                 Royal Bancshares of Pennsylvania, Inc. Class A                       13,512      57,831             0.0%
                  S&P Global, Inc.                                                     73,367   9,845,118             0.1%
                  S&T Bancorp, Inc.                                                    68,718   2,471,099             0.0%
#*                Safeguard Scientifics, Inc.                                          51,562     654,837             0.0%
                  Safety Insurance Group, Inc.                                         56,259   4,073,152             0.0%
                  Salisbury Bancorp, Inc.                                               1,248      48,984             0.0%
                  Sandy Spring Bancorp, Inc.                                           50,450   2,181,962             0.0%
*                 Santander Consumer USA Holdings, Inc.                               506,861   6,457,409             0.0%
                  SB Financial Group, Inc.                                              2,715      46,970             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
*                 Seacoast Banking Corp. of Florida                                    40,408 $   977,874             0.0%
*                 Security National Financial Corp. Class A                             5,949      41,940             0.0%
                  SEI Investments Co.                                                 105,678   5,358,931             0.0%
*                 Select Bancorp, Inc.                                                  2,277      25,639             0.0%
#                 Selective Insurance Group, Inc.                                     161,804   8,543,251             0.1%
#                 ServisFirst Bancshares, Inc.                                         69,537   2,628,499             0.0%
                  Shore Bancshares, Inc.                                                6,595     109,411             0.0%
                  SI Financial Group, Inc.                                             10,889     162,791             0.0%
#                 Siebert Financial Corp.                                               8,302      35,034             0.0%
                  Sierra Bancorp                                                       18,333     459,608             0.0%
#*                Signature Bank                                                       76,997  10,660,235             0.1%
#                 Simmons First National Corp. Class A                                 77,650   4,243,572             0.0%
*                 SLM Corp.                                                         1,374,689  17,238,600             0.1%
#                 South State Corp.                                                    77,953   6,871,557             0.0%
*                 Southern First Bancshares, Inc.                                       3,032     102,178             0.0%
                  Southern Missouri Bancorp, Inc.                                       2,922      97,303             0.0%
                  Southern National Bancorp of Virginia, Inc.                           1,825      33,233             0.0%
#                 Southside Bancshares, Inc.                                           55,949   1,942,549             0.0%
                  Southwest Bancorp, Inc.                                              33,848     878,356             0.0%
                  Southwest Georgia Financial Corp.                                     1,954      37,556             0.0%
                  State Auto Financial Corp.                                           56,070   1,506,601             0.0%
#                 State Bank Financial Corp.                                           19,518     524,253             0.0%
                  State National Cos., Inc.                                             1,941      28,474             0.0%
                  State Street Corp.                                                  247,629  20,776,073             0.1%
#                 Sterling Bancorp                                                    446,330  10,377,172             0.1%
                  Stewart Information Services Corp.                                   93,356   4,428,809             0.0%
#*                Stifel Financial Corp.                                              132,588   6,479,576             0.0%
                  Stock Yards Bancorp, Inc.                                            46,945   1,924,745             0.0%
                  Summit State Bank                                                     5,496      72,272             0.0%
#                 Sun Bancorp, Inc.                                                    10,180     253,991             0.0%
                  SunTrust Banks, Inc.                                                332,266  18,876,031             0.1%
#                 Sussex Bancorp                                                        3,771      97,292             0.0%
#*                SVB Financial Group                                                  87,830  15,452,810             0.1%
                  Synchrony Financial                                               1,239,074  34,446,257             0.2%
                  Synovus Financial Corp.                                             366,478  15,318,780             0.1%
#                 T Rowe Price Group, Inc.                                            415,573  29,459,970             0.2%
                  TCF Financial Corp.                                                 520,734   8,597,318             0.1%
                  TD Ameritrade Holding Corp.                                         397,240  15,202,375             0.1%
                  Territorial Bancorp, Inc.                                            17,602     544,782             0.0%
#                 Teton Advisors, Inc. Class A                                             95       4,648             0.0%
#*                Texas Capital Bancshares, Inc.                                      126,825   9,651,382             0.1%
#                 TFS Financial Corp.                                                 355,052   5,872,560             0.0%
*                 TheStreet, Inc.                                                      17,282      14,690             0.0%
                  Timberland Bancorp, Inc.                                              5,770     127,921             0.0%
                  Tiptree, Inc.                                                       128,893     908,696             0.0%
#                 Tompkins Financial Corp.                                             32,442   2,681,980             0.0%
                  Torchmark Corp.                                                     166,430  12,766,845             0.1%
#                 Towne Bank                                                           68,911   2,236,162             0.0%
                  Travelers Cos., Inc. (The)                                          327,051  39,789,025             0.2%
                  Trico Bancshares                                                     40,292   1,428,754             0.0%
                  TrustCo Bank Corp. NY                                               304,270   2,418,946             0.0%
#                 Trustmark Corp.                                                     215,966   7,174,391             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Financials -- (Continued)
                  U.S. Bancorp.                                                     1,202,817 $ 61,680,456             0.3%
                  UMB Financial Corp.                                                 120,439    8,730,623             0.1%
                  Umpqua Holdings Corp.                                               547,564    9,675,456             0.1%
*                 Unico American Corp.                                                    100        1,025             0.0%
#                 Union Bankshares Corp.                                               99,417    3,404,038             0.0%
                  Union Bankshares, Inc.                                                2,439      102,560             0.0%
                  United Bancshares, Inc.                                               2,086       45,475             0.0%
#                 United Bankshares, Inc.                                             259,329   10,347,210             0.1%
                  United Community Bancorp                                              1,156       20,577             0.0%
                  United Community Banks, Inc.                                        193,996    5,305,791             0.0%
                  United Community Financial Corp.                                     11,197       95,622             0.0%
                  United Financial Bancorp, Inc.                                      109,153    1,885,072             0.0%
                  United Fire Group, Inc.                                              59,660    2,625,040             0.0%
#                 United Insurance Holdings Corp.                                      29,376      448,278             0.0%
*                 United Security Bancshares                                            9,781       81,671             0.0%
                  Unity Bancorp, Inc.                                                   7,055      115,349             0.0%
                  Universal Insurance Holdings, Inc.                                  154,584    4,026,913             0.0%
                  Univest Corp. of Pennsylvania                                        56,771    1,720,161             0.0%
                  Unum Group                                                          291,976   13,527,248             0.1%
                  Validus Holdings, Ltd.                                              189,128   10,454,996             0.1%
#                 Valley National Bancorp                                             560,079    6,586,529             0.0%
                  Value Line, Inc.                                                      7,363      128,705             0.0%
#                 Virtu Financial, Inc. Class A                                        23,235      357,819             0.0%
#                 Virtus Investment Partners, Inc.                                     21,916    2,331,862             0.0%
                  Voya Financial, Inc.                                                248,338    9,282,874             0.1%
                  VSB Bancorp, Inc.                                                       134        2,068             0.0%
#                 Waddell & Reed Financial, Inc. Class A                              217,109    3,905,791             0.0%
*                 Walker & Dunlop, Inc.                                               119,681    5,367,693             0.0%
#                 Washington Federal, Inc.                                            331,449   11,169,831             0.1%
                  Washington Trust Bancorp, Inc.                                       41,944    2,063,645             0.0%
                  Waterstone Financial, Inc.                                           52,579      999,001             0.0%
                  Wayne Savings Bancshares, Inc.                                        1,615       29,441             0.0%
#                 Webster Financial Corp.                                             262,416   13,333,357             0.1%
                  Wells Fargo & Co.                                                 4,176,562  224,866,098             1.1%
                  WesBanco, Inc.                                                       95,991    3,821,402             0.0%
                  West Bancorporation, Inc.                                            55,086    1,283,504             0.0%
#                 Westamerica Bancorporation                                           67,002    3,686,450             0.0%
*                 Western Alliance Bancorp                                            303,403   14,533,004             0.1%
                  Western New England Bancorp, Inc.                                    62,879      660,230             0.0%
                  Westwood Holdings Group, Inc.                                        12,140      677,412             0.0%
                  White Mountains Insurance Group, Ltd.                                 9,913    8,514,672             0.0%
                  Willis Towers Watson P.L.C.                                         153,854   20,404,117             0.1%
                  Wintrust Financial Corp.                                            137,787    9,763,587             0.1%
#                 WisdomTree Investments, Inc.                                        235,235    1,964,212             0.0%
#*                World Acceptance Corp.                                               24,517    1,296,949             0.0%
#                 WR Berkley Corp.                                                    249,178   16,939,120             0.1%
                  WSFS Financial Corp.                                                 57,415    2,709,988             0.0%
                  WVS Financial Corp.                                                   2,157       32,894             0.0%
#*                Xenith Bankshares, Inc.                                                  91        2,459             0.0%
                  XL Group, Ltd.                                                      285,192   11,935,285             0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
Financials -- (Continued)
#                 Zions Bancorporation                                                289,829 $   11,601,855             0.1%
                                                                                              -------------- ---------------
Total Financials                                                                               3,738,318,275            18.4%
                                                                                              -------------- ---------------
Health Care -- (9.8%)
#                 Abaxis, Inc.                                                         36,543      1,645,531             0.0%
                  Abbott Laboratories                                               1,267,250     55,302,790             0.3%
                  AbbVie, Inc.                                                        469,044     30,928,761             0.2%
*                 ABIOMED, Inc.                                                        35,912      4,680,052             0.0%
#*                Acadia Healthcare Co., Inc.                                         121,978      5,315,801             0.0%
#*                ACADIA Pharmaceuticals, Inc.                                         46,312      1,589,891             0.0%
*                 Accuray, Inc.                                                         2,536         11,539             0.0%
#                 Aceto Corp.                                                          78,201      1,239,486             0.0%
#*                Achillion Pharmaceuticals, Inc.                                         936          3,192             0.0%
#*                Acorda Therapeutics, Inc.                                            98,116      1,584,573             0.0%
#*                Adamas Pharmaceuticals, Inc.                                          3,338         54,676             0.0%
#*                Adcare Health Systems, Inc.                                           4,107          4,312             0.0%
*                 Addus HomeCare Corp.                                                 32,406      1,100,184             0.0%
                  Aetna, Inc.                                                         323,980     43,759,979             0.2%
                  Agilent Technologies, Inc.                                          308,147     16,963,492             0.1%
#*                Akorn, Inc.                                                         209,431      7,005,467             0.0%
#*                Albany Molecular Research, Inc.                                      57,748        924,545             0.0%
*                 Alere, Inc.                                                         169,936      8,355,753             0.1%
*                 Alexion Pharmaceuticals, Inc.                                        65,066      8,314,133             0.1%
#*                Align Technology, Inc.                                              110,039     14,813,450             0.1%
#*                Alkermes P.L.C.                                                      31,669      1,844,719             0.0%
                  Allergan P.L.C.                                                     211,621     51,605,897             0.3%
*                 Alliance HealthCare Services, Inc.                                   12,755        167,091             0.0%
*                 Allied Healthcare Products, Inc.                                      3,482          6,337             0.0%
#*                Allscripts Healthcare Solutions, Inc.                               448,581      5,369,515             0.0%
*                 Almost Family, Inc.                                                  29,302      1,454,844             0.0%
#*                Alnylam Pharmaceuticals, Inc.                                        34,598      1,854,453             0.0%
*                 AMAG Pharmaceuticals, Inc.                                           29,182        712,041             0.0%
#*                Amedisys, Inc.                                                       63,684      3,451,673             0.0%
*                 American Shared Hospital Services                                     4,179         18,179             0.0%
#                 AmerisourceBergen Corp.                                             143,675     11,788,534             0.1%
                  Amgen, Inc.                                                         327,896     53,551,975             0.3%
#*                Amicus Therapeutics, Inc.                                             6,394         49,106             0.0%
#*                AMN Healthcare Services, Inc.                                       203,309      8,305,173             0.1%
#*                Amphastar Pharmaceuticals, Inc.                                      23,421        353,657             0.0%
                  Analogic Corp.                                                       28,442      2,043,558             0.0%
*                 AngioDynamics, Inc.                                                  77,790      1,207,301             0.0%
#*                ANI Pharmaceuticals, Inc.                                             7,278        393,885             0.0%
#*                Anika Therapeutics, Inc.                                             54,617      2,519,482             0.0%
                  Anthem, Inc.                                                        221,103     39,332,013             0.2%
#*                Aptevo Therapeutics, Inc.                                            52,865        105,730             0.0%
#*                AquaBounty Technologies, Inc.                                           153          1,189             0.0%
#*                Aralez Pharmaceuticals, Inc.                                         44,728         72,012             0.0%
#*                ArQule, Inc.                                                         26,787         26,519             0.0%
*                 Assembly Biosciences, Inc.                                            4,031         95,253             0.0%
#*                athenahealth, Inc.                                                   33,201      3,254,030             0.0%
                  Atrion Corp.                                                          4,902      2,534,824             0.0%
                  Baxter International, Inc.                                          303,533     16,900,717             0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Health Care -- (Continued)
                  Becton Dickinson and Co.                                           71,544 $13,376,582             0.1%
*                 Bio-Rad Laboratories, Inc. Class A                                 52,242  11,402,339             0.1%
*                 Bio-Rad Laboratories, Inc. Class B                                  2,960     588,522             0.0%
#                 Bio-Techne Corp.                                                   54,194   5,803,094             0.0%
*                 Biogen, Inc.                                                       68,007  18,444,178             0.1%
*                 BioMarin Pharmaceutical, Inc.                                      24,611   2,358,718             0.0%
#*                BioScrip, Inc.                                                    183,767     279,326             0.0%
*                 BioSpecifics Technologies Corp.                                    15,129     858,268             0.0%
*                 BioTelemetry, Inc.                                                108,856   3,581,362             0.0%
*                 Bioverativ, Inc.                                                   81,101   4,769,550             0.0%
#*                Bluebird Bio, Inc.                                                 26,298   2,339,207             0.0%
*                 Boston Scientific Corp.                                           489,945  12,924,749             0.1%
*                 Bovie Medical Corp.                                                16,167      43,651             0.0%
                  Bristol-Myers Squibb Co.                                          387,460  21,717,133             0.1%
#*                Brookdale Senior Living, Inc.                                     302,549   3,930,112             0.0%
                  Bruker Corp.                                                      209,048   5,098,681             0.0%
*                 Cambrex Corp.                                                     141,112   8,374,997             0.1%
                  Cantel Medical Corp.                                               79,179   5,891,709             0.0%
#*                Capital Senior Living Corp.                                       121,268   1,694,114             0.0%
                  Cardinal Health, Inc.                                             144,847  10,514,444             0.1%
#*                Catalent, Inc.                                                    268,875   7,872,660             0.0%
*                 Celgene Corp.                                                     215,795  26,769,370             0.1%
#*                Celldex Therapeutics, Inc.                                         14,858      49,477             0.0%
*                 Centene Corp.                                                     249,465  18,560,196             0.1%
#*                Cerner Corp.                                                       60,976   3,948,196             0.0%
*                 Charles River Laboratories International, Inc.                    115,431  10,354,161             0.1%
#                 Chemed Corp.                                                       46,427   9,349,469             0.1%
                  Cigna Corp.                                                       203,814  31,870,395             0.2%
*                 Civitas Solutions, Inc.                                             1,852      32,966             0.0%
#*                Community Health Systems, Inc.                                    343,259   2,955,460             0.0%
#                 Computer Programs & Systems, Inc.                                  22,595     620,233             0.0%
*                 Concert Pharmaceuticals, Inc.                                      21,867     347,029             0.0%
#                 CONMED Corp.                                                       55,287   2,717,909             0.0%
#                 Cooper Cos., Inc. (The)                                            36,167   7,245,335             0.0%
*                 Corcept Therapeutics, Inc.                                         20,423     194,835             0.0%
*                 CorVel Corp.                                                       46,894   2,086,783             0.0%
                  CR Bard, Inc.                                                      47,908  14,730,752             0.1%
#*                Cross Country Healthcare, Inc.                                     68,004     950,016             0.0%
*                 CryoLife, Inc.                                                     83,711   1,519,355             0.0%
*                 Cumberland Pharmaceuticals, Inc.                                   29,618     172,673             0.0%
*                 Cutera, Inc.                                                       22,365     437,236             0.0%
                  Danaher Corp.                                                     395,462  32,953,848             0.2%
*                 DaVita, Inc.                                                      320,177  22,095,415             0.1%
                  DENTSPLY SIRONA, Inc.                                             246,286  15,575,127             0.1%
#*                Depomed, Inc.                                                     168,276   2,017,629             0.0%
#*                DexCom, Inc.                                                       27,040   2,108,038             0.0%
#*                Dicerna Pharmaceuticals, Inc.                                         900       2,997             0.0%
                  Digirad Corp.                                                      23,800     111,860             0.0%
#*                Diplomat Pharmacy, Inc.                                            36,131     563,644             0.0%
*                 Edwards Lifesciences Corp.                                        100,660  11,039,382             0.1%
                  Eli Lilly & Co.                                                   251,852  20,666,975             0.1%
#*                Emergent BioSolutions, Inc.                                       106,130   3,174,348             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Health Care -- (Continued)
#*                Enanta Pharmaceuticals, Inc.                                          8,700 $    276,225             0.0%
#*                Endo International P.L.C.                                           230,750    2,623,627             0.0%
#                 Ensign Group, Inc. (The)                                            139,230    2,499,178             0.0%
#*                Envision Healthcare Corp.                                           252,678   14,157,548             0.1%
*                 Enzo Biochem, Inc.                                                  121,891    1,072,641             0.0%
*                 Exactech, Inc.                                                       24,651      730,902             0.0%
*                 Exelixis, Inc.                                                       73,799    1,653,098             0.0%
*                 Express Scripts Holding Co.                                         729,276   44,733,790             0.2%
#*                Five Prime Therapeutics, Inc.                                       112,003    3,904,425             0.0%
*                 Five Star Senior Living, Inc.                                        21,077       40,046             0.0%
#*                Fluidigm Corp.                                                        4,067       20,091             0.0%
#*                Genesis Healthcare, Inc.                                             34,371       83,178             0.0%
                  Gilead Sciences, Inc.                                               353,662   24,243,530             0.1%
#*                Globus Medical, Inc. Class A                                        203,273    6,165,270             0.0%
*                 Haemonetics Corp.                                                   106,023    4,440,243             0.0%
#*                Halyard Health, Inc.                                                105,228    4,156,506             0.0%
#*                Hanger, Inc.                                                         63,789      834,998             0.0%
*                 Harvard Bioscience, Inc.                                             60,395      144,948             0.0%
*                 HCA Holdings, Inc.                                                   62,915    5,298,072             0.0%
#*                HealthEquity, Inc.                                                   43,426    1,976,752             0.0%
#                 HealthSouth Corp.                                                   219,407   10,290,188             0.1%
#*                HealthStream, Inc.                                                   84,455    2,347,004             0.0%
*                 Henry Schein, Inc.                                                   67,511   11,733,412             0.1%
#*                Heska Corp.                                                           1,390      150,468             0.0%
                  Hill-Rom Holdings, Inc.                                             193,416   14,629,986             0.1%
#*                HMS Holdings Corp.                                                  179,684    3,678,131             0.0%
*                 Hologic, Inc.                                                       440,257   19,877,604             0.1%
#*                Horizon Pharma P.L.C.                                               423,029    6,506,186             0.0%
                  Humana, Inc.                                                        162,457   36,062,205             0.2%
*                 ICU Medical, Inc.                                                    46,210    7,107,098             0.0%
#*                IDEXX Laboratories, Inc.                                             57,480    9,641,120             0.1%
#*                Illumina, Inc.                                                       23,007    4,253,074             0.0%
#*                Impax Laboratories, Inc.                                            150,742    2,117,925             0.0%
#*                INC Research Holdings, Inc. Class A                                 139,239    6,265,755             0.0%
#*                Incyte Corp.                                                         71,949    8,941,822             0.1%
*                 Innoviva, Inc.                                                        4,154       48,955             0.0%
*                 Inogen, Inc.                                                         29,860    2,475,095             0.0%
#*                Insys Therapeutics, Inc.                                             25,530      287,213             0.0%
#*                Integer Holdings Corp.                                               49,999    1,837,463             0.0%
#*                Integra LifeSciences Holdings Corp.                                 169,574    7,795,317             0.0%
#*                Intuitive Surgical, Inc.                                              8,819    7,371,538             0.0%
#                 Invacare Corp.                                                      103,922    1,527,653             0.0%
#*                Ionis Pharmaceuticals, Inc.                                          31,078    1,497,649             0.0%
#*                iRadimed Corp.                                                        2,040       17,544             0.0%
*                 IRIDEX Corp.                                                         12,103      137,974             0.0%
#*                Jazz Pharmaceuticals P.L.C.                                          24,763    3,944,251             0.0%
                  Johnson & Johnson                                                 1,239,975  153,099,713             0.8%
#*                Juniper Pharmaceuticals, Inc.                                           811        3,731             0.0%
*                 Karyopharm Therapeutics, Inc.                                         1,986       20,297             0.0%
                  Kewaunee Scientific Corp.                                             3,000       69,750             0.0%
*                 Kindred Biosciences, Inc.                                            88,789      617,084             0.0%
#                 Kindred Healthcare, Inc.                                            262,509    2,520,086             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Health Care -- (Continued)
#*                Kite Pharma, Inc.                                                    13,660 $  1,121,213             0.0%
*                 Laboratory Corp. of America Holdings                                126,912   17,786,717             0.1%
#                 Landauer, Inc.                                                       11,345      596,747             0.0%
#*                Lannett Co., Inc.                                                   101,012    2,626,312             0.0%
                  LeMaitre Vascular, Inc.                                              49,735    1,479,616             0.0%
*                 LHC Group, Inc.                                                      40,053    2,166,867             0.0%
*                 LifePoint Health, Inc.                                              118,056    7,337,180             0.0%
#*                Ligand Pharmaceuticals, Inc.                                         36,470    4,054,370             0.0%
#*                Lipocine, Inc.                                                       41,781      177,151             0.0%
*                 LivaNova P.L.C.                                                      61,247    3,227,717             0.0%
                  Luminex Corp.                                                        85,409    1,608,251             0.0%
*                 Magellan Health, Inc.                                                83,014    5,711,363             0.0%
#*                Mallinckrodt P.L.C.                                                 154,637    7,255,568             0.0%
*                 Masimo Corp.                                                        126,336   12,979,761             0.1%
                  McKesson Corp.                                                      112,427   15,547,530             0.1%
#*                Medicines Co. (The)                                                 202,610    9,992,725             0.1%
*                 MediciNova, Inc.                                                      5,363       30,837             0.0%
#*                MEDNAX, Inc.                                                        148,078    8,937,988             0.1%
                  Medtronic P.L.C.                                                    642,842   53,413,742             0.3%
                  Merck & Co., Inc.                                                 1,222,425   76,193,750             0.4%
#                 Meridian Bioscience, Inc.                                           118,029    1,746,829             0.0%
*                 Merit Medical Systems, Inc.                                         118,294    3,986,508             0.0%
*                 Mettler-Toledo International, Inc.                                   14,750    7,572,945             0.0%
*                 Micron Solutions, Inc.                                                1,790        7,053             0.0%
*                 Misonix, Inc.                                                         8,260       92,512             0.0%
#*                Molina Healthcare, Inc.                                             159,634    7,948,177             0.1%
#*                Momenta Pharmaceuticals, Inc.                                        88,278    1,266,789             0.0%
*                 Mylan NV                                                            298,792   11,159,881             0.1%
#*                Myriad Genetics, Inc.                                               135,659    2,494,769             0.0%
                  National HealthCare Corp.                                            21,033    1,565,276             0.0%
                  National Research Corp. Class A                                      29,412      729,418             0.0%
                  National Research Corp. Class B                                       4,902      206,766             0.0%
*                 Natus Medical, Inc.                                                  73,044    2,556,540             0.0%
#*                Neogen Corp.                                                         68,487    4,268,795             0.0%
#*                NeoGenomics, Inc.                                                     1,600       12,080             0.0%
#*                Neurocrine Biosciences, Inc.                                         43,064    2,299,618             0.0%
#*                NewLink Genetics Corp.                                               10,777      201,422             0.0%
*                 NuVasive, Inc.                                                      107,433    7,789,967             0.0%
*                 Nuvectra Corp.                                                       15,877      129,874             0.0%
*                 Omnicell, Inc.                                                       86,195    3,568,473             0.0%
#*                OPKO Health, Inc.                                                   346,194    2,689,927             0.0%
#*                OraSure Technologies, Inc.                                          108,498    1,422,409             0.0%
#*                Orthofix International NV                                            49,347    1,951,674             0.0%
#                 Owens & Minor, Inc.                                                 188,242    6,522,585             0.0%
*                 PAREXEL International Corp.                                         125,815    8,030,771             0.1%
#                 Patterson Cos., Inc.                                                294,643   13,108,667             0.1%
#                 PDL BioPharma, Inc.                                                 149,198      335,696             0.0%
                  PerkinElmer, Inc.                                                   151,966    9,028,300             0.1%
#                 Perrigo Co. P.L.C.                                                   45,643    3,374,843             0.0%
                  Pfizer, Inc.                                                      4,993,637  169,384,167             0.8%
*                 PharMerica Corp.                                                     76,347    1,801,789             0.0%
                  Phibro Animal Health Corp. Class A                                   20,878      621,121             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Health Care -- (Continued)
*                 PRA Health Sciences, Inc.                                          77,774 $  4,974,425             0.0%
#*                Premier, Inc. Class A                                              96,107    3,248,417             0.0%
#*                Prestige Brands Holdings, Inc.                                    167,109    9,593,728             0.1%
#*                Progenics Pharmaceuticals, Inc.                                    18,164      143,859             0.0%
*                 ProPhase Labs, Inc.                                                19,981       40,362             0.0%
*                 Providence Service Corp. (The)                                     47,720    2,099,680             0.0%
                  Psychemedics Corp.                                                  1,810       34,517             0.0%
#*                PTC Therapeutics, Inc.                                             11,500      139,725             0.0%
*                 Quality Systems, Inc.                                             170,171    2,426,638             0.0%
                  Quest Diagnostics, Inc.                                           214,056   22,585,049             0.1%
*                 Quidel Corp.                                                       57,225    1,383,128             0.0%
#*                Quintiles IMS Holdings, Inc.                                      174,180   14,679,890             0.1%
*                 Quorum Health Corp.                                                85,814      366,426             0.0%
#*                R1 RCM, Inc.                                                       10,626       41,335             0.0%
*                 RadNet, Inc.                                                       86,100      520,905             0.0%
#*                Regeneron Pharmaceuticals, Inc.                                    21,372    8,302,808             0.1%
#*                Repligen Corp.                                                     51,897    1,909,291             0.0%
#                 ResMed, Inc.                                                       67,431    4,584,634             0.0%
#*                Retrophin, Inc.                                                    19,087      373,914             0.0%
#*                Rigel Pharmaceuticals, Inc.                                       110,869      331,498             0.0%
*                 RTI Surgical, Inc.                                                118,166      478,572             0.0%
*                 SciClone Pharmaceuticals, Inc.                                    127,863    1,233,878             0.0%
*                 SeaSpine Holdings Corp.                                            17,658      141,441             0.0%
#*                Seattle Genetics, Inc.                                             51,304    3,504,063             0.0%
*                 Select Medical Holdings Corp.                                     367,418    5,051,997             0.0%
#                 Simulations Plus, Inc.                                              4,400       51,480             0.0%
                  Span-America Medical Systems, Inc.                                  3,812       83,025             0.0%
#*                Spectrum Pharmaceuticals, Inc.                                    126,019      959,005             0.0%
#                 STERIS P.L.C.                                                      95,305    7,033,509             0.0%
                  Stryker Corp.                                                      85,680   11,684,182             0.1%
#*                Sucampo Pharmaceuticals, Inc. Class A                             108,737    1,103,681             0.0%
#*                Supernus Pharmaceuticals, Inc.                                     90,928    2,964,253             0.0%
*                 Surmodics, Inc.                                                    43,052      983,738             0.0%
#*                Taro Pharmaceutical Industries, Ltd.                               32,493    3,796,807             0.0%
                  Teleflex, Inc.                                                     81,135   16,786,020             0.1%
#*                Tenet Healthcare Corp.                                            221,940    3,477,800             0.0%
#*                TESARO, Inc.                                                       20,570    3,035,926             0.0%
                  Thermo Fisher Scientific, Inc.                                    271,271   44,849,234             0.2%
#*                Tivity Health, Inc.                                               121,775    4,091,640             0.0%
*                 Triple-S Management Corp. Class B                                  65,573    1,186,871             0.0%
#*                United Therapeutics Corp.                                         123,629   15,540,165             0.1%
                  UnitedHealth Group, Inc.                                          617,082  107,915,300             0.5%
                  Universal Health Services, Inc. Class B                           138,443   16,718,377             0.1%
#                 US Physical Therapy, Inc.                                          39,877    2,615,931             0.0%
#                 Utah Medical Products, Inc.                                         7,296      456,730             0.0%
#*                Varex Imaging Corp.                                                16,028      537,900             0.0%
#*                Varian Medical Systems, Inc.                                       40,072    3,636,133             0.0%
*                 VCA, Inc.                                                         179,948   16,477,838             0.1%
#*                Veeva Systems, Inc. Class A                                        85,101    4,563,116             0.0%
*                 Versartis, Inc.                                                     3,100       57,040             0.0%
*                 Vertex Pharmaceuticals, Inc.                                       23,222    2,747,163             0.0%
#*                VWR Corp.                                                         317,458    8,971,363             0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                    SHARES      VALUE+     OF NET ASSETS**
                                                                                    ------- -------------- ---------------
Health Care -- (Continued)
*                 Waters Corp.                                                       30,078 $    5,109,951             0.0%
*                 WellCare Health Plans, Inc.                                       118,254     18,141,346             0.1%
                  West Pharmaceutical Services, Inc.                                103,077      9,486,176             0.1%
#*                Wright Medical Group NV                                            65,220      1,982,036             0.0%
#*                Xencor, Inc.                                                       20,674        530,702             0.0%
*                 Zafgen, Inc.                                                        3,187         15,553             0.0%
                  Zimmer Biomet Holdings, Inc.                                      111,475     13,337,984             0.1%
                  Zoetis, Inc.                                                      171,864      9,643,289             0.1%
#*                Zogenix, Inc.                                                       2,200         24,200             0.0%
                                                                                            -------------- ---------------
Total Health Care                                                                            2,184,536,868            10.8%
                                                                                            -------------- ---------------
Industrials -- (12.9%)
                  3M Co.                                                            181,505     35,544,124             0.2%
#                 AAON, Inc.                                                        127,085      4,657,665             0.0%
                  AAR Corp.                                                          69,064      2,485,613             0.0%
                  ABM Industries, Inc.                                              140,807      6,081,454             0.0%
*                 Acacia Research Corp.                                              80,906        440,938             0.0%
*                 ACCO Brands Corp.                                                 293,193      4,178,000             0.0%
                  Acme United Corp.                                                   2,302         66,758             0.0%
#                 Actuant Corp. Class A                                             126,367      3,449,819             0.0%
#                 Acuity Brands, Inc.                                                30,935      5,447,653             0.0%
#                 Advanced Drainage Systems, Inc.                                    42,351        976,191             0.0%
#*                Advisory Board Co. (The)                                           76,923      3,930,765             0.0%
#*                AECOM                                                             372,235     12,734,159             0.1%
*                 Aegion Corp.                                                       89,592      2,044,489             0.0%
*                 AeroCentury Corp.                                                   1,459         14,371             0.0%
#*                Aerojet Rocketdyne Holdings, Inc.                                 153,700      3,444,417             0.0%
#*                Aerovironment, Inc.                                                58,718      1,677,573             0.0%
                  AGCO Corp.                                                        226,129     14,469,995             0.1%
#                 Air Lease Corp.                                                   309,381     11,799,791             0.1%
*                 Air Transport Services Group, Inc.                                188,485      3,466,239             0.0%
#                 Aircastle, Ltd.                                                   104,425      2,466,519             0.0%
                  Alamo Group, Inc.                                                  24,313      1,922,186             0.0%
#                 Alaska Air Group, Inc.                                            278,924     23,733,643             0.1%
                  Albany International Corp. Class A                                 69,597      3,392,854             0.0%
#                 Allegiant Travel Co.                                               39,883      5,798,988             0.0%
                  Allegion P.L.C.                                                    83,230      6,545,207             0.0%
                  Allied Motion Technologies, Inc.                                   34,043        770,734             0.0%
                  Allison Transmission Holdings, Inc.                               390,429     15,101,794             0.1%
                  Altra Industrial Motion Corp.                                     102,106      4,507,980             0.0%
                  AMERCO                                                             34,823     13,039,821             0.1%
*                 Ameresco, Inc. Class A                                             37,184        239,837             0.0%
#                 American Airlines Group, Inc.                                     199,017      8,482,105             0.1%
#                 American Railcar Industries, Inc.                                  39,572      1,660,045             0.0%
#*                American Superconductor Corp.                                         952          4,960             0.0%
*                 American Woodmark Corp.                                            62,564      5,749,632             0.0%
#                 AMETEK, Inc.                                                      290,057     16,591,260             0.1%
*                 AMREP Corp.                                                         9,572         57,528             0.0%
#                 AO Smith Corp.                                                    198,900     10,716,732             0.1%
#                 Apogee Enterprises, Inc.                                           94,201      5,133,954             0.0%
                  Applied Industrial Technologies, Inc.                             103,122      6,599,808             0.0%
*                 ARC Document Solutions, Inc.                                      125,704        462,591             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Industrials -- (Continued)
                  ArcBest Corp.                                                      42,847 $ 1,133,303             0.0%
                  Arconic, Inc.                                                     432,016  11,806,997             0.1%
#                 Argan, Inc.                                                        81,046   5,417,925             0.0%
*                 Armstrong Flooring, Inc.                                           72,257   1,386,612             0.0%
#*                Armstrong World Industries, Inc.                                  135,718   6,344,816             0.0%
*                 Arotech Corp.                                                       5,156      16,499             0.0%
                  Astec Industries, Inc.                                             63,116   3,998,399             0.0%
*                 Astronics Corp.                                                    48,367   1,572,411             0.0%
#*                Astronics Corp. Class B                                            25,127     814,366             0.0%
*                 Atlas Air Worldwide Holdings, Inc.                                 73,534   4,264,972             0.0%
*                 Avalon Holdings Corp. Class A                                       1,202       2,849             0.0%
#*                Avis Budget Group, Inc.                                           315,462   9,621,591             0.1%
#*                Axon Enterprise, Inc.                                              94,811   2,330,454             0.0%
#                 AZZ, Inc.                                                          81,423   4,808,028             0.0%
#*                Babcock & Wilcox Enterprises, Inc.                                128,425   1,203,342             0.0%
                  Barnes Group, Inc.                                                142,289   7,821,626             0.0%
                  Barrett Business Services, Inc.                                    17,932   1,033,959             0.0%
*                 Beacon Roofing Supply, Inc.                                       151,900   7,529,683             0.0%
*                 BlueLinx Holdings, Inc.                                             8,614      94,065             0.0%
*                 BMC Stock Holdings, Inc.                                           49,508   1,153,536             0.0%
                  Boeing Co. (The)                                                  175,456  32,429,532             0.2%
                  Brady Corp. Class A                                               105,101   4,093,684             0.0%
                  Briggs & Stratton Corp.                                            95,581   2,388,569             0.0%
                  Brink's Co. (The)                                                 183,297  11,254,436             0.1%
*                 Broadwind Energy, Inc.                                              2,072      19,042             0.0%
#*                Builders FirstSource, Inc.                                        323,262   5,175,425             0.0%
                  BWX Technologies, Inc.                                            190,448   9,364,328             0.1%
*                 CAI International, Inc.                                            39,300     810,366             0.0%
                  Carlisle Cos., Inc.                                               103,718  10,515,968             0.1%
*                 Casella Waste Systems, Inc. Class A                               104,332   1,570,197             0.0%
                  Caterpillar, Inc.                                                 431,816  44,157,504             0.2%
*                 CBIZ, Inc.                                                        147,793   2,327,740             0.0%
*                 CDI Corp.                                                          32,781     267,165             0.0%
                  CECO Environmental Corp.                                           39,124     441,710             0.0%
#                 Celadon Group, Inc.                                                71,433     282,160             0.0%
#                 CH Robinson Worldwide, Inc.                                        67,324   4,894,455             0.0%
*                 Chart Industries, Inc.                                            103,430   3,776,229             0.0%
                  Chicago Bridge & Iron Co. NV                                      261,638   7,870,071             0.0%
                  Chicago Rivet & Machine Co.                                           653      27,054             0.0%
#                 Cintas Corp.                                                       77,276   9,463,992             0.1%
#                 CIRCOR International, Inc.                                         41,357   2,758,925             0.0%
*                 Civeo Corp.                                                       196,714     588,175             0.0%
#*                Clean Harbors, Inc.                                               166,319   9,664,797             0.1%
*                 Colfax Corp.                                                      283,552  11,475,349             0.1%
                  Columbus McKinnon Corp.                                            41,666   1,088,733             0.0%
                  Comfort Systems USA, Inc.                                         118,726   4,357,244             0.0%
#*                Command Security Corp.                                             10,654      26,955             0.0%
#*                Commercial Vehicle Group, Inc.                                     35,269     313,541             0.0%
                  CompX International, Inc.                                           3,471      51,718             0.0%
*                 Continental Building Products, Inc.                               115,508   2,812,620             0.0%
*                 Continental Materials Corp.                                         1,019      22,469             0.0%
                  Copa Holdings SA Class A                                           77,108   8,976,913             0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Industrials -- (Continued)
#*                Copart, Inc.                                                        385,500 $11,911,950             0.1%
#                 Covanta Holding Corp.                                               616,959   8,976,753             0.1%
#*                Covenant Transportation Group, Inc. Class A                          53,509   1,002,224             0.0%
#*                CPI Aerostructures, Inc.                                              8,781      54,442             0.0%
                  CRA International, Inc.                                              21,532     816,924             0.0%
                  Crane Co.                                                           154,172  12,319,885             0.1%
*                 CSW Industrials, Inc.                                                 1,453      51,436             0.0%
                  CSX Corp.                                                           987,114  50,184,876             0.3%
#                 Cubic Corp.                                                          53,510   2,777,169             0.0%
                  Cummins, Inc.                                                       143,807  21,706,229             0.1%
                  Curtiss-Wright Corp.                                                142,599  13,327,303             0.1%
                  Deere & Co.                                                         165,751  18,499,469             0.1%
                  Delta Air Lines, Inc.                                             1,137,994  51,710,447             0.3%
#                 Deluxe Corp.                                                        157,712  11,341,070             0.1%
*                 DigitalGlobe, Inc.                                                  171,959   5,537,080             0.0%
                  DMC Global, Inc.                                                     35,935     549,806             0.0%
#                 Donaldson Co., Inc.                                                 217,535  10,067,520             0.1%
#                 Douglas Dynamics, Inc.                                              103,151   3,290,517             0.0%
                  Dover Corp.                                                         211,947  16,718,379             0.1%
#*                Ducommun, Inc.                                                       19,864     583,803             0.0%
                  Dun & Bradstreet Corp. (The)                                         42,223   4,628,063             0.0%
*                 DXP Enterprises, Inc.                                                32,170   1,173,562             0.0%
#*                Dycom Industries, Inc.                                              125,062  13,214,051             0.1%
                  Eastern Co. (The)                                                     6,782     187,522             0.0%
                  Eaton Corp. P.L.C.                                                  282,490  21,367,544             0.1%
#*                Echo Global Logistics, Inc.                                          74,789   1,402,294             0.0%
                  Ecology and Environment, Inc. Class A                                 3,767      40,307             0.0%
                  EMCOR Group, Inc.                                                   177,659  11,679,303             0.1%
                  Emerson Electric Co.                                                321,806  19,398,466             0.1%
                  Encore Wire Corp.                                                    49,831   2,202,530             0.0%
#*                Energy Focus, Inc.                                                       54         167             0.0%
#*                Energy Recovery, Inc.                                                13,300     112,252             0.0%
                  EnerSys                                                             123,163  10,236,077             0.1%
*                 Engility Holdings, Inc.                                              38,834   1,100,944             0.0%
                  Ennis, Inc.                                                          63,638   1,120,029             0.0%
                  EnPro Industries, Inc.                                               40,849   2,885,982             0.0%
#                 EnviroStar, Inc.                                                        100       2,365             0.0%
#                 Equifax, Inc.                                                        94,870  12,836,860             0.1%
                  ESCO Technologies, Inc.                                              60,177   3,541,416             0.0%
                  Espey Manufacturing & Electronics Corp.                               4,614     107,368             0.0%
                  Essendant, Inc.                                                      90,065   1,504,086             0.0%
#*                Esterline Technologies Corp.                                         83,024   7,592,545             0.0%
#                 Expeditors International of Washington, Inc.                         83,843   4,702,754             0.0%
                  Exponent, Inc.                                                       67,176   4,107,812             0.0%
#                 Fastenal Co.                                                        127,276   5,686,692             0.0%
                  Federal Signal Corp.                                                230,431   3,597,028             0.0%
                  FedEx Corp.                                                         251,620  47,732,314             0.2%
#                 Flowserve Corp.                                                     182,426   9,280,011             0.1%
                  Fluor Corp.                                                         205,155  10,528,555             0.1%
                  Fortive Corp.                                                       169,508  10,723,076             0.1%
                  Fortune Brands Home & Security, Inc.                                174,662  11,132,956             0.1%
                  Forward Air Corp.                                                    76,645   4,075,215             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Industrials -- (Continued)
*                 Franklin Covey Co.                                                   39,267 $   834,424             0.0%
                  Franklin Electric Co., Inc.                                         106,917   4,394,289             0.0%
#                 FreightCar America, Inc.                                             38,983     509,118             0.0%
*                 FTI Consulting, Inc.                                                154,762   5,353,218             0.0%
*                 Fuel Tech, Inc.                                                      30,552      28,047             0.0%
#                 GATX Corp.                                                           77,786   4,659,381             0.0%
*                 Gencor Industries, Inc.                                               9,567     158,812             0.0%
*                 Generac Holdings, Inc.                                              162,095   5,700,881             0.0%
#                 General Cable Corp.                                                 166,267   2,992,806             0.0%
                  General Dynamics Corp.                                              128,618  24,924,882             0.1%
                  General Electric Co.                                              3,181,174  92,222,234             0.5%
#*                Genesee & Wyoming, Inc. Class A                                     149,396  10,123,073             0.1%
*                 Gibraltar Industries, Inc.                                           83,559   3,279,691             0.0%
                  Global Brass & Copper Holdings, Inc.                                 52,992   1,889,165             0.0%
#*                Global Power Equipment Group, Inc.                                   23,539     102,159             0.0%
*                 Golden Ocean Group, Ltd.                                             20,259     154,374             0.0%
#*                Goldfield Corp. (The)                                                33,170     180,777             0.0%
                  Gorman-Rupp Co. (The)                                                96,262   2,755,018             0.0%
*                 GP Strategies Corp.                                                  61,912   1,677,815             0.0%
#                 Graco, Inc.                                                          90,859   9,799,143             0.1%
                  Graham Corp.                                                         17,619     388,851             0.0%
#                 Granite Construction, Inc.                                          109,333   5,762,942             0.0%
#*                Great Lakes Dredge & Dock Corp.                                     142,215     647,078             0.0%
#                 Greenbrier Cos., Inc. (The)                                          47,338   2,056,836             0.0%
#                 Griffon Corp.                                                       105,207   2,524,968             0.0%
#                 H&E Equipment Services, Inc.                                        139,976   2,956,293             0.0%
                  Hardinge, Inc.                                                       16,040     168,420             0.0%
*                 Harsco Corp.                                                        256,028   3,341,165             0.0%
#*                Hawaiian Holdings, Inc.                                             265,654  14,425,012             0.1%
*                 HC2 Holdings, Inc.                                                   10,474      61,168             0.0%
*                 HD Supply Holdings, Inc.                                            127,275   5,129,183             0.0%
#                 Healthcare Services Group, Inc.                                      65,365   3,000,907             0.0%
#                 Heartland Express, Inc.                                             320,447   6,447,394             0.0%
#                 HEICO Corp.                                                          75,493   5,365,252             0.0%
                  HEICO Corp. Class A                                                 109,513   6,713,116             0.0%
                  Heidrick & Struggles International, Inc.                             49,096   1,055,564             0.0%
#*                Herc Holdings, Inc.                                                  80,013   3,638,191             0.0%
*                 Heritage-Crystal Clean, Inc.                                          7,298     109,835             0.0%
                  Herman Miller, Inc.                                                 229,128   7,584,137             0.0%
#*                Hertz Global Holdings, Inc.                                         156,750   2,584,808             0.0%
                  Hexcel Corp.                                                        245,266  12,692,515             0.1%
*                 Hill International, Inc.                                             51,954     210,414             0.0%
                  Hillenbrand, Inc.                                                   229,808   8,479,915             0.1%
                  HNI Corp.                                                           141,623   6,622,291             0.0%
                  Honeywell International, Inc.                                       291,087  38,173,149             0.2%
                  Houston Wire & Cable Co.                                             30,850     192,813             0.0%
*                 Hub Group, Inc. Class A                                             101,389   3,969,379             0.0%
                  Hubbell, Inc.                                                       104,726  11,847,652             0.1%
                  Hudson Global, Inc.                                                  43,679      61,369             0.0%
#*                Hudson Technologies, Inc.                                             6,735      47,819             0.0%
                  Huntington Ingalls Industries, Inc.                                 111,185  22,335,955             0.1%
                  Hurco Cos., Inc.                                                     13,995     405,855             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Industrials -- (Continued)
*                 Huron Consulting Group, Inc.                                       54,812 $ 2,439,134             0.0%
#                 Hyster-Yale Materials Handling, Inc.                               31,007   1,863,831             0.0%
*                 ICF International, Inc.                                            44,578   1,968,119             0.0%
                  IDEX Corp.                                                        101,899  10,674,939             0.1%
*                 IES Holdings, Inc.                                                 26,151     523,020             0.0%
                  Illinois Tool Works, Inc.                                         102,413  14,142,211             0.1%
                  Ingersoll-Rand P.L.C.                                             329,563  29,248,716             0.2%
*                 InnerWorkings, Inc.                                               237,765   2,517,931             0.0%
*                 Innovative Solutions & Support, Inc.                               19,910      70,282             0.0%
                  Insperity, Inc.                                                    65,250   5,960,587             0.0%
#                 Insteel Industries, Inc.                                           72,830   2,535,212             0.0%
                  Interface, Inc.                                                   181,131   3,604,507             0.0%
#*                Intersections, Inc.                                                30,961     151,709             0.0%
                  ITT, Inc.                                                         246,092  10,367,856             0.1%
                  Jacobs Engineering Group, Inc.                                    170,938   9,387,915             0.1%
#                 JB Hunt Transport Services, Inc.                                   61,308   5,496,875             0.0%
*                 JetBlue Airways Corp.                                             880,966  19,231,488             0.1%
#                 John Bean Technologies Corp.                                       68,832   6,101,957             0.0%
                  Johnson Controls International P.L.C.                             433,168  18,006,794             0.1%
                  Kadant, Inc.                                                       17,325   1,076,749             0.0%
#                 Kaman Corp.                                                        84,492   4,056,461             0.0%
                  Kansas City Southern                                              121,850  10,975,029             0.1%
                  KAR Auction Services, Inc.                                        367,289  16,021,146             0.1%
#                 KBR, Inc.                                                         337,033   4,735,314             0.0%
                  Kelly Services, Inc. Class A                                       84,006   1,875,014             0.0%
                  Kelly Services, Inc. Class B                                        1,275      28,649             0.0%
                  Kennametal, Inc.                                                  243,296  10,116,248             0.1%
*                 Key Technology, Inc.                                                7,462      97,304             0.0%
                  Kforce, Inc.                                                      103,099   2,340,347             0.0%
                  Kimball International, Inc. Class B                               126,315   2,244,618             0.0%
#*                Kirby Corp.                                                       156,261  11,032,027             0.1%
#*                KLX, Inc.                                                         153,958   7,282,213             0.0%
#                 Knight Transportation, Inc.                                       297,635  10,208,880             0.1%
                  Knoll, Inc.                                                       174,933   4,191,395             0.0%
#                 Korn/Ferry International                                          113,507   3,677,627             0.0%
#*                Kratos Defense & Security Solutions, Inc.                         169,115   1,288,656             0.0%
                  L3 Technologies, Inc.                                              88,894  15,269,322             0.1%
                  Landstar System, Inc.                                              83,378   7,124,650             0.0%
*                 Lawson Products, Inc.                                              12,431     282,805             0.0%
*                 Layne Christensen Co.                                              38,468     306,590             0.0%
                  LB Foster Co. Class A                                              18,418     261,536             0.0%
#                 Lennox International, Inc.                                         45,367   7,503,248             0.0%
#                 Lincoln Electric Holdings, Inc.                                   156,703  13,951,268             0.1%
#                 Lindsay Corp.                                                      20,998   1,823,886             0.0%
*                 LMI Aerospace, Inc.                                                21,661     300,438             0.0%
                  Lockheed Martin Corp.                                              79,225  21,347,176             0.1%
                  LS Starrett Co. (The) Class A                                      10,357     101,499             0.0%
                  LSC Communications, Inc.                                           54,982   1,422,384             0.0%
                  LSI Industries, Inc.                                               63,529     576,208             0.0%
*                 Lydall, Inc.                                                       45,403   2,379,117             0.0%
#                 Macquarie Infrastructure Corp.                                     91,254   7,425,338             0.0%
#*                Manitex International, Inc.                                         2,123      15,710             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Industrials -- (Continued)
#*                Manitowoc Co., Inc. (The)                                         382,276 $ 2,282,188             0.0%
                  ManpowerGroup, Inc.                                               111,195  11,228,471             0.1%
                  Marten Transport, Ltd.                                             63,332   1,570,634             0.0%
                  Masco Corp.                                                       163,229   6,042,738             0.0%
*                 Masonite International Corp.                                       18,958   1,577,306             0.0%
*                 MasTec, Inc.                                                      222,208   9,810,483             0.1%
*                 Mastech Digital, Inc.                                               3,567      25,682             0.0%
                  Matson, Inc.                                                      163,230   5,174,391             0.0%
                  Matthews International Corp. Class A                               81,846   5,610,543             0.0%
                  McGrath RentCorp                                                   51,747   1,801,313             0.0%
#*                Mercury Systems, Inc.                                              89,720   3,353,734             0.0%
#*                Meritor, Inc.                                                     223,621   3,982,690             0.0%
#*                Middleby Corp. (The)                                               52,721   7,176,910             0.0%
                  Miller Industries, Inc.                                            16,917     429,692             0.0%
*                 Mistras Group, Inc.                                                53,369   1,200,803             0.0%
                  Mobile Mini, Inc.                                                 127,652   3,663,612             0.0%
*                 Moog, Inc. Class A                                                 89,467   6,141,910             0.0%
*                 Moog, Inc. Class B                                                  6,265     435,418             0.0%
*                 MRC Global, Inc.                                                  358,436   6,534,288             0.0%
                  MSA Safety, Inc.                                                  109,091   8,492,734             0.1%
                  MSC Industrial Direct Co., Inc. Class A                           138,670  12,415,125             0.1%
                  Mueller Industries, Inc.                                          133,072   4,263,627             0.0%
                  Mueller Water Products, Inc. Class A                              742,259   8,350,414             0.1%
#                 Multi-Color Corp.                                                  49,341   3,789,389             0.0%
*                 MYR Group, Inc.                                                    63,726   2,693,061             0.0%
                  National Presto Industries, Inc.                                   10,454   1,090,875             0.0%
*                 Navigant Consulting, Inc.                                         125,523   3,008,786             0.0%
#*                Navistar International Corp.                                       48,984   1,318,159             0.0%
*                 NCI Building Systems, Inc.                                        135,747   2,375,573             0.0%
                  Nielsen Holdings P.L.C.                                           332,245  13,665,237             0.1%
*                 NL Industries, Inc.                                                66,217     536,358             0.0%
#                 NN, Inc.                                                           78,536   2,167,594             0.0%
#                 Nordson Corp.                                                     111,189  13,920,863             0.1%
                  Norfolk Southern Corp.                                            268,179  31,508,351             0.2%
                  Northrop Grumman Corp.                                             73,523  18,083,717             0.1%
*                 Northwest Pipe Co.                                                 15,204     213,008             0.0%
#*                NOW, Inc.                                                         212,321   3,611,580             0.0%
#*                NV5 Global, Inc.                                                    5,531     214,050             0.0%
#                 Old Dominion Freight Line, Inc.                                   228,131  20,194,156             0.1%
#                 Omega Flex, Inc.                                                    8,973     504,013             0.0%
*                 On Assignment, Inc.                                               146,653   7,592,226             0.0%
#                 Orbital ATK, Inc.                                                 144,885  14,343,615             0.1%
#*                Orion Energy Systems, Inc.                                         30,093      44,839             0.0%
*                 Orion Group Holdings, Inc.                                         34,844     263,072             0.0%
                  Oshkosh Corp.                                                     231,655  16,074,540             0.1%
                  Owens Corning                                                     261,607  15,918,786             0.1%
                  PACCAR, Inc.                                                      311,885  20,812,086             0.1%
*                 PAM Transportation Services, Inc.                                   4,682      87,881             0.0%
                  Park-Ohio Holdings Corp.                                           28,653   1,127,496             0.0%
                  Parker-Hannifin Corp.                                             159,834  25,701,307             0.1%
*                 Patrick Industries, Inc.                                           73,667   5,234,040             0.0%
*                 Patriot Transportation Holding, Inc.                                3,487      72,495             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Industrials -- (Continued)
#*                Pendrell Corp.                                                      6,753 $    41,463             0.0%
#                 Pentair P.L.C.                                                    193,118  12,458,042             0.1%
*                 Performant Financial Corp.                                        119,747     273,023             0.0%
*                 Perma-Pipe International Holdings, Inc.                             6,501      52,333             0.0%
#*                PGT Innovations, Inc.                                             207,178   2,258,240             0.0%
#                 Pitney Bowes, Inc.                                                212,904   2,829,494             0.0%
#*                Plug Power, Inc.                                                    2,629       5,889             0.0%
*                 Ply Gem Holdings, Inc.                                             65,896   1,268,498             0.0%
                  Powell Industries, Inc.                                            21,001     724,324             0.0%
#*                Power Solutions International, Inc.                                 2,080      17,680             0.0%
                  Preformed Line Products Co.                                         8,209     434,502             0.0%
                  Primoris Services Corp.                                           131,113   3,011,666             0.0%
#*                Proto Labs, Inc.                                                   19,620   1,137,960             0.0%
                  Quad/Graphics, Inc.                                                63,456   1,666,355             0.0%
#                 Quanex Building Products Corp.                                    101,905   2,078,862             0.0%
*                 Quanta Services, Inc.                                             358,410  12,702,050             0.1%
*                 Radiant Logistics, Inc.                                            38,901     233,406             0.0%
                  Raven Industries, Inc.                                             97,890   3,034,590             0.0%
                  Raytheon Co.                                                      138,371  21,476,563             0.1%
#*                RBC Bearings, Inc.                                                 58,745   5,892,123             0.0%
*                 RCM Technologies, Inc.                                             15,191      72,309             0.0%
                  Regal Beloit Corp.                                                105,921   8,351,871             0.1%
                  Republic Services, Inc.                                           396,258  24,960,291             0.1%
#                 Resources Connection, Inc.                                         99,846   1,387,859             0.0%
*                 Rexnord Corp.                                                     346,718   8,459,919             0.1%
*                 Roadrunner Transportation Systems, Inc.                            75,595     507,998             0.0%
                  Robert Half International, Inc.                                   108,866   5,013,279             0.0%
                  Rockwell Automation, Inc.                                          70,845  11,147,461             0.1%
                  Rockwell Collins, Inc.                                            133,147  13,859,271             0.1%
#                 Rollins, Inc.                                                     154,277   5,990,576             0.0%
#                 Roper Technologies, Inc.                                           75,818  16,581,397             0.1%
*                 RPX Corp.                                                         124,871   1,603,344             0.0%
#                 RR Donnelley & Sons Co.                                           131,112   1,648,078             0.0%
*                 Rush Enterprises, Inc. Class A                                     69,232   2,613,508             0.0%
*                 Rush Enterprises, Inc. Class B                                      8,637     299,186             0.0%
                  Ryder System, Inc.                                                218,365  14,829,167             0.1%
*                 Saia, Inc.                                                         88,327   4,252,945             0.0%
#*                Sensata Technologies Holding NV                                   326,047  13,426,615             0.1%
                  Servotronics, Inc.                                                  1,473      15,098             0.0%
*                 SIFCO Industries, Inc.                                              7,118      57,656             0.0%
                  Simpson Manufacturing Co., Inc.                                   105,501   4,400,447             0.0%
                  SkyWest, Inc.                                                     112,117   4,170,752             0.0%
#                 Snap-on, Inc.                                                      70,661  11,837,837             0.1%
                  Southwest Airlines Co.                                            755,846  42,493,662             0.2%
*                 SP Plus Corp.                                                      26,773     922,330             0.0%
*                 Sparton Corp.                                                      11,200     249,424             0.0%
                  Spirit Aerosystems Holdings, Inc. Class A                         237,393  13,569,384             0.1%
#*                Spirit Airlines, Inc.                                             245,559  14,063,164             0.1%
*                 SPX Corp.                                                         100,792   2,425,056             0.0%
*                 SPX FLOW, Inc.                                                    104,692   3,783,569             0.0%
                  Standex International Corp.                                        36,426   3,422,223             0.0%
                  Stanley Black & Decker, Inc.                                      177,624  24,183,508             0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Industrials -- (Continued)
                  Steelcase, Inc. Class A                                           256,095 $ 4,366,420             0.0%
#*                Stericycle, Inc.                                                   92,347   7,880,893             0.0%
*                 Sterling Construction Co., Inc.                                    23,323     221,802             0.0%
                  Sun Hydraulics Corp.                                               57,726   2,242,078             0.0%
#                 Supreme Industries, Inc. Class A                                   42,344     848,574             0.0%
#*                Swift Transportation Co.                                          340,181   8,361,649             0.1%
#*                Team, Inc.                                                         71,053   1,911,326             0.0%
*                 Teledyne Technologies, Inc.                                        94,199  12,700,851             0.1%
                  Tennant Co.                                                        49,533   3,628,292             0.0%
                  Terex Corp.                                                       225,828   7,899,463             0.0%
                  Tetra Tech, Inc.                                                  149,854   6,586,083             0.0%
                  Textainer Group Holdings, Ltd.                                     82,635   1,235,393             0.0%
                  Textron, Inc.                                                     327,642  15,287,776             0.1%
#*                Thermon Group Holdings, Inc.                                       50,102   1,027,091             0.0%
                  Timken Co. (The)                                                  197,727   9,540,328             0.1%
                  Titan International, Inc.                                         114,038   1,221,347             0.0%
*                 Titan Machinery, Inc.                                              34,120     540,802             0.0%
                  Toro Co. (The)                                                    125,869   8,171,415             0.1%
#                 TransDigm Group, Inc.                                              20,390   5,030,825             0.0%
*                 TransUnion                                                         60,928   2,438,948             0.0%
*                 TRC Cos., Inc.                                                     31,592     552,860             0.0%
*                 Trex Co., Inc.                                                     80,814   5,914,777             0.0%
*                 TriMas Corp.                                                       80,587   1,849,472             0.0%
*                 TriNet Group, Inc.                                                 98,727   2,902,574             0.0%
                  Trinity Industries, Inc.                                          486,320  13,082,008             0.1%
*                 Triton International, Ltd.                                         86,087   2,635,123             0.0%
#                 Triumph Group, Inc.                                               138,330   3,624,246             0.0%
*                 TrueBlue, Inc.                                                     95,516   2,612,363             0.0%
#*                Tutor Perini Corp.                                                119,280   3,679,788             0.0%
*                 Twin Disc, Inc.                                                    22,640     443,744             0.0%
*                 Ultralife Corp.                                                    19,679     108,235             0.0%
                  UniFirst Corp.                                                     34,479   4,799,477             0.0%
                  Union Pacific Corp.                                               671,012  75,126,504             0.4%
*                 United Continental Holdings, Inc.                                 476,006  33,420,381             0.2%
                  United Parcel Service, Inc. Class B                               209,335  22,495,139             0.1%
*                 United Rentals, Inc.                                              257,532  28,240,959             0.2%
                  United Technologies Corp.                                         592,959  70,556,191             0.4%
*                 Univar, Inc.                                                       97,706   2,916,524             0.0%
                  Universal Forest Products, Inc.                                    56,801   5,412,567             0.0%
#                 Universal Logistics Holdings, Inc.                                 27,780     387,531             0.0%
                  US Ecology, Inc.                                                   70,828   3,339,540             0.0%
*                 USA Truck, Inc.                                                    21,309     142,983             0.0%
#*                USG Corp.                                                         419,466  12,709,820             0.1%
                  Valmont Industries, Inc.                                           53,331   8,124,978             0.1%
*                 Vectrus, Inc.                                                      18,697     475,652             0.0%
*                 Verisk Analytics, Inc.                                             82,023   6,792,325             0.0%
*                 Veritiv Corp.                                                       7,828     404,316             0.0%
*                 Versar, Inc.                                                       15,761      21,435             0.0%
                  Viad Corp.                                                         49,829   2,252,271             0.0%
*                 Vicor Corp.                                                        34,427     619,686             0.0%
*                 Virco Manufacturing Corp.                                          11,119      50,591             0.0%
#*                Volt Information Sciences, Inc.                                    23,850     153,833             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
Industrials -- (Continued)
#                 VSE Corp.                                                            21,136 $      901,450             0.0%
#                 Wabash National Corp.                                               236,122      5,378,859             0.0%
#*                WABCO Holdings, Inc.                                                 57,210      6,800,553             0.0%
#                 Wabtec Corp.                                                        132,939     11,152,253             0.1%
                  Waste Management, Inc.                                              233,510     16,994,858             0.1%
#                 Watsco, Inc.                                                         60,750      8,432,100             0.1%
                  Watsco, Inc. Class B                                                  5,058        702,227             0.0%
                  Watts Water Technologies, Inc. Class A                               57,773      3,593,481             0.0%
#*                Welbilt, Inc.                                                       351,976      7,215,508             0.0%
#                 Werner Enterprises, Inc.                                            245,639      6,705,945             0.0%
#*                Wesco Aircraft Holdings, Inc.                                       190,856      2,318,900             0.0%
*                 WESCO International, Inc.                                           121,877      7,428,403             0.0%
                  West Corp.                                                          149,344      3,985,991             0.0%
*                 Willdan Group, Inc.                                                  17,098        485,070             0.0%
*                 Willis Lease Finance Corp.                                            8,926        202,709             0.0%
                  Woodward, Inc.                                                      170,996     11,571,299             0.1%
#                 WW Grainger, Inc.                                                    37,510      7,228,177             0.0%
#*                XPO Logistics, Inc.                                                 344,432     17,011,496             0.1%
#                 Xylem, Inc.                                                         316,502     16,271,368             0.1%
*                 YRC Worldwide, Inc.                                                  64,079        683,082             0.0%
                                                                                              -------------- ---------------
Total Industrials                                                                              2,873,190,691            14.2%
                                                                                              -------------- ---------------
Information Technology -- (16.8%)
#*                3D Systems Corp.                                                     49,622        785,516             0.0%
                  Accenture P.L.C. Class A                                            191,972     23,286,204             0.1%
#*                ACI Worldwide, Inc.                                                 332,350      7,142,202             0.0%
                  Activision Blizzard, Inc.                                           392,517     20,509,013             0.1%
#*                Actua Corp.                                                         137,680      1,927,520             0.0%
#*                Acxiom Corp.                                                        169,167      4,888,926             0.0%
*                 ADDvantage Technologies Group, Inc.                                   7,817         13,992             0.0%
*                 Adobe Systems, Inc.                                                  74,188      9,921,903             0.1%
                  ADTRAN, Inc.                                                        108,518      2,170,360             0.0%
*                 Advanced Energy Industries, Inc.                                    122,423      9,034,817             0.1%
#*                Advanced Micro Devices, Inc.                                        887,340     11,801,622             0.1%
*                 Agilysys, Inc.                                                       65,901        652,420             0.0%
*                 Akamai Technologies, Inc.                                           216,204     13,175,472             0.1%
#                 Alliance Data Systems Corp.                                          39,407      9,837,169             0.1%
*                 Alpha & Omega Semiconductor, Ltd.                                    63,975      1,058,786             0.0%
*                 Alphabet, Inc. Class A                                               95,859     88,623,563             0.4%
*                 Alphabet, Inc. Class C                                              100,541     91,086,124             0.5%
                  Amdocs, Ltd.                                                        133,008      8,145,410             0.1%
                  American Software, Inc. Class A                                      46,319        508,119             0.0%
*                 Amkor Technology, Inc.                                              534,225      6,293,171             0.0%
#                 Amphenol Corp. Class A                                              131,379      9,500,015             0.1%
*                 Amtech Systems, Inc.                                                 16,226        114,231             0.0%
                  Analog Devices, Inc.                                                213,827     16,293,617             0.1%
#*                Angie's List, Inc.                                                   49,651        291,948             0.0%
*                 Anixter International, Inc.                                          72,651      5,924,689             0.0%
*                 ANSYS, Inc.                                                          92,126     10,148,600             0.1%
                  Apple, Inc.                                                       3,188,839    458,076,722             2.3%
                  Applied Materials, Inc.                                             469,595     19,070,253             0.1%
#*                Applied Optoelectronics, Inc.                                        34,900      1,723,711             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Information Technology -- (Continued)
#*                Arista Networks, Inc.                                                56,520 $ 7,892,453             0.0%
*                 ARRIS International P.L.C.                                          415,638  10,802,432             0.1%
*                 Arrow Electronics, Inc.                                             196,010  13,818,705             0.1%
*                 Aspen Technology, Inc.                                              103,740   6,378,973             0.0%
                  AstroNova, Inc.                                                       9,339     139,151             0.0%
*                 Autobytel, Inc.                                                       3,757      49,254             0.0%
#*                Autodesk, Inc.                                                       42,800   3,854,996             0.0%
                  Automatic Data Processing, Inc.                                     138,772  14,500,286             0.1%
*                 Aviat Networks, Inc.                                                  7,377     123,122             0.0%
#*                Avid Technology, Inc.                                               107,000     599,735             0.0%
                  Avnet, Inc.                                                         215,521   8,338,507             0.1%
                  AVX Corp.                                                           234,355   3,962,943             0.0%
*                 Aware, Inc.                                                          27,858     133,718             0.0%
*                 Axcelis Technologies, Inc.                                           81,625   1,571,281             0.0%
*                 AXT, Inc.                                                           103,221     696,742             0.0%
#                 Badger Meter, Inc.                                                   80,942   3,217,445             0.0%
*                 Bankrate, Inc.                                                      142,501   1,510,511             0.0%
#*                Barracuda Networks, Inc.                                             82,002   1,667,101             0.0%
#                 Bel Fuse, Inc. Class A                                                4,354      92,065             0.0%
                  Bel Fuse, Inc. Class B                                               15,126     366,049             0.0%
#                 Belden, Inc.                                                        108,938   7,592,979             0.0%
*                 Benchmark Electronics, Inc.                                          95,660   3,032,422             0.0%
#                 Black Box Corp.                                                      59,924     593,248             0.0%
#*                Black Knight Financial Services, Inc. Class A                        18,363     760,228             0.0%
#                 Blackbaud, Inc.                                                      75,206   6,047,314             0.0%
#*                Blackhawk Network Holdings, Inc.                                    140,903   5,699,526             0.0%
*                 Blucora, Inc.                                                        75,507   1,393,104             0.0%
                  Booz Allen Hamilton Holding Corp.                                   221,354   7,953,249             0.0%
*                 Bottomline Technologies de, Inc.                                     63,828   1,487,192             0.0%
                  Broadcom, Ltd.                                                      160,505  35,441,109             0.2%
                  Broadridge Financial Solutions, Inc.                                123,450   8,634,093             0.1%
#*                BroadSoft, Inc.                                                       2,789     107,098             0.0%
#*                BroadVision, Inc.                                                     6,453      27,103             0.0%
                  Brocade Communications Systems, Inc.                              1,098,905  13,813,236             0.1%
                  Brooks Automation, Inc.                                             202,939   5,126,239             0.0%
*                 BSQUARE Corp.                                                        30,337     159,269             0.0%
                  CA, Inc.                                                            523,795  17,196,190             0.1%
                  Cabot Microelectronics Corp.                                         57,371   4,495,018             0.0%
*                 CACI International, Inc. Class A                                     71,431   8,428,858             0.1%
*                 Cadence Design Systems, Inc.                                        246,642   8,033,130             0.0%
#*                CalAmp Corp.                                                         89,586   1,607,173             0.0%
*                 Calix, Inc.                                                         155,797   1,043,840             0.0%
*                 Carbonite, Inc.                                                      16,014     345,902             0.0%
#*                Cardtronics P.L.C. Class A                                          201,109   8,362,112             0.1%
#                 Cass Information Systems, Inc.                                       20,908   1,389,755             0.0%
#*                Cavium, Inc.                                                         26,709   1,838,915             0.0%
                  CDK Global, Inc.                                                     66,063   4,294,756             0.0%
                  CDW Corp.                                                           201,974  11,934,644             0.1%
*                 Ceva, Inc.                                                           46,932   1,689,552             0.0%
#*                Ciena Corp.                                                         352,632   8,078,799             0.1%
#*                Cimpress NV                                                          48,517   3,982,275             0.0%
#*                Cirrus Logic, Inc.                                                  202,973  13,061,313             0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Information Technology -- (Continued)
                  Cisco Systems, Inc.                                               4,695,731 $159,983,555             0.8%
*                 Citrix Systems, Inc.                                                 70,711    5,723,348             0.0%
*                 Clearfield, Inc.                                                     20,285      287,033             0.0%
#                 Cognex Corp.                                                        112,909    9,635,654             0.1%
#*                Cognizant Technology Solutions Corp. Class A                        465,745   28,051,821             0.1%
#*                Coherent, Inc.                                                       60,288   12,998,093             0.1%
                  Cohu, Inc.                                                           63,332    1,186,208             0.0%
#*                CommerceHub, Inc. Series A                                           23,879      382,064             0.0%
*                 CommerceHub, Inc. Series C                                           47,758      760,307             0.0%
*                 CommScope Holding Co., Inc.                                         269,363   11,324,021             0.1%
                  Communications Systems, Inc.                                         17,110       73,744             0.0%
                  Computer Task Group, Inc.                                            30,804      182,668             0.0%
#                 Comtech Telecommunications Corp.                                     40,925      573,359             0.0%
                  Concurrent Computer Corp.                                            14,271       70,641             0.0%
*                 Conduent, Inc.                                                      318,705    5,198,079             0.0%
                  Convergys Corp.                                                     200,327    4,509,361             0.0%
*                 CoreLogic, Inc.                                                     240,104   10,262,045             0.1%
                  Corning, Inc.                                                       633,425   18,274,311             0.1%
#*                CoStar Group, Inc.                                                   16,790    4,044,543             0.0%
*                 Covisint Corp.                                                       46,719       93,438             0.0%
*                 Cray, Inc.                                                           75,196    1,346,008             0.0%
#*                Cree, Inc.                                                          208,701    4,566,378             0.0%
                  CSG Systems International, Inc.                                     113,990    4,275,765             0.0%
                  CSP, Inc.                                                             2,797       30,515             0.0%
                  CSRA, Inc.                                                          246,567    7,170,168             0.0%
                  CTS Corp.                                                            67,996    1,502,712             0.0%
#*                CyberOptics Corp.                                                    14,531      314,596             0.0%
#                 Cypress Semiconductor Corp.                                         899,134   12,596,867             0.1%
#                 Daktronics, Inc.                                                    105,558      998,579             0.0%
*                 Dell Technologies, Inc. Class V                                     145,679    9,776,518             0.1%
*                 Determine, Inc.                                                         538        1,921             0.0%
#*                DHI Group, Inc.                                                     201,490      775,737             0.0%
#                 Diebold Nixdorf, Inc.                                               203,909    5,750,234             0.0%
*                 Digi International, Inc.                                             62,231      771,664             0.0%
*                 Diodes, Inc.                                                         99,850    2,335,492             0.0%
                  Dolby Laboratories, Inc. Class A                                    130,672    6,890,335             0.0%
*                 DSP Group, Inc.                                                      44,128      549,394             0.0%
                  DST Systems, Inc.                                                    99,293   12,223,961             0.1%
*                 DXC Technology Co.                                                  397,367   29,937,630             0.2%
*                 eBay, Inc.                                                          405,147   13,535,961             0.1%
#                 Ebix, Inc.                                                           58,742    3,624,381             0.0%
*                 EchoStar Corp. Class A                                              109,766    6,318,131             0.0%
*                 Edgewater Technology, Inc.                                           10,488       76,248             0.0%
*                 Electro Scientific Industries, Inc.                                  54,702      381,820             0.0%
*                 Electronic Arts, Inc.                                               118,019   11,190,562             0.1%
#*                Electronics for Imaging, Inc.                                        95,845    4,387,784             0.0%
#*                Ellie Mae, Inc.                                                      21,253    2,162,705             0.0%
#*                eMagin Corp.                                                         12,094       27,816             0.0%
                  Emcore Corp.                                                         55,153      496,377             0.0%
#*                EnerNOC, Inc.                                                        73,715      416,490             0.0%
*                 Entegris, Inc.                                                      379,880    9,421,024             0.1%
#*                Envestnet, Inc.                                                      26,663      927,872             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Information Technology -- (Continued)
*                 EPAM Systems, Inc.                                                   70,422 $ 5,422,494             0.0%
*                 ePlus, Inc.                                                          28,326   2,018,228             0.0%
*                 Euronet Worldwide, Inc.                                             115,919   9,577,228             0.1%
#*                Everi Holdings, Inc.                                                199,808   1,268,781             0.0%
*                 Exar Corp.                                                          124,831   1,624,051             0.0%
#*                ExlService Holdings, Inc.                                            73,338   3,498,956             0.0%
#*                Extreme Networks, Inc.                                              155,567   1,215,756             0.0%
*                 F5 Networks, Inc.                                                    32,518   4,199,049             0.0%
#*                Fabrinet                                                            101,767   3,528,262             0.0%
*                 Facebook, Inc. Class A                                              583,793  87,714,898             0.4%
#                 Fair Isaac Corp.                                                     77,955  10,561,343             0.1%
*                 FARO Technologies, Inc.                                              32,634   1,196,036             0.0%
                  Fidelity National Information Services, Inc.                        301,518  25,384,800             0.1%
#*                Finisar Corp.                                                       293,910   6,712,904             0.0%
#*                FireEye, Inc.                                                        42,598     532,901             0.0%
#*                First Data Corp. Class A                                             71,225   1,112,535             0.0%
#*                First Solar, Inc.                                                   219,828   6,495,917             0.0%
*                 Fiserv, Inc.                                                        141,852  16,900,247             0.1%
#*                Fitbit, Inc. Class A                                                115,314     659,596             0.0%
*                 FleetCor Technologies, Inc.                                          93,196  13,153,683             0.1%
*                 Flex, Ltd.                                                        1,202,994  18,598,287             0.1%
                  FLIR Systems, Inc.                                                  332,480  12,211,990             0.1%
*                 FormFactor, Inc.                                                    190,805   2,117,936             0.0%
                  Forrester Research, Inc.                                             36,724   1,489,158             0.0%
#*                Fortinet, Inc.                                                       47,114   1,837,446             0.0%
*                 Frequency Electronics, Inc.                                          10,710     112,455             0.0%
*                 Gartner, Inc.                                                        54,749   6,246,313             0.0%
#                 Genpact, Ltd.                                                       438,773  10,714,837             0.1%
                  Global Payments, Inc.                                               272,487  22,278,537             0.1%
                  GlobalSCAPE, Inc.                                                    11,741      47,551             0.0%
#*                Globant SA                                                           12,912     489,236             0.0%
#*                Glu Mobile, Inc.                                                     88,788     205,100             0.0%
#*                GoDaddy, Inc. Class A                                                30,833   1,200,020             0.0%
#*                GrubHub, Inc.                                                       104,596   4,495,536             0.0%
*                 GSE Systems, Inc.                                                    19,854      67,504             0.0%
*                 GSI Technology, Inc.                                                 23,969     192,471             0.0%
#*                GTT Communications, Inc.                                            164,251   4,516,903             0.0%
#*                Guidewire Software, Inc.                                             48,843   3,003,356             0.0%
                  Hackett Group, Inc. (The)                                           115,511   2,290,583             0.0%
#*                Harmonic, Inc.                                                      306,882   1,779,916             0.0%
                  Harris Corp.                                                        208,229  23,298,743             0.1%
                  Hewlett Packard Enterprise Co.                                    1,807,285  33,669,720             0.2%
                  HP, Inc.                                                          1,009,636  19,001,350             0.1%
*                 IAC/InterActiveCorp                                                 156,945  13,028,004             0.1%
#*                ID Systems, Inc.                                                     15,829     103,997             0.0%
*                 Identiv, Inc.                                                         2,529      14,516             0.0%
*                 IEC Electronics Corp.                                                 9,658      37,280             0.0%
*                 II-VI, Inc.                                                         144,375   4,786,031             0.0%
#*                Immersion Corp.                                                      28,268     247,910             0.0%
#*                Infinera Corp.                                                      201,419   1,998,076             0.0%
*                 Innodata, Inc.                                                       31,335      65,804             0.0%
#*                Inphi Corp.                                                           1,436      59,479             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Information Technology -- (Continued)
#*                Inseego Corp.                                                        48,740 $    104,304             0.0%
*                 Insight Enterprises, Inc.                                            94,544    3,980,302             0.0%
*                 Integrated Device Technology, Inc.                                  278,180    6,673,538             0.0%
                  Intel Corp.                                                       5,141,165  185,853,115             0.9%
#*                Intelligent Systems Corp.                                               629        2,661             0.0%
#                 InterDigital, Inc.                                                  129,603   11,651,310             0.1%
#*                Internap Corp.                                                      178,053      551,964             0.0%
                  International Business Machines Corp.                               277,408   44,465,728             0.2%
*                 inTEST Corp.                                                          3,806       26,452             0.0%
*                 Intevac, Inc.                                                        31,727      404,519             0.0%
*                 IntriCon Corp.                                                        8,894       79,157             0.0%
                  Intuit, Inc.                                                         54,398    6,811,174             0.0%
*                 Inuvo, Inc.                                                          13,129       16,280             0.0%
#*                IPG Photonics Corp.                                                 114,829   14,505,199             0.1%
*                 Iteris, Inc.                                                         12,775       67,580             0.0%
*                 Itron, Inc.                                                         120,567    7,818,770             0.0%
                  IXYS Corp.                                                           75,650    1,055,318             0.0%
#                 j2 Global, Inc.                                                     162,268   14,643,064             0.1%
#                 Jabil Circuit, Inc.                                                 650,710   18,883,604             0.1%
                  Jack Henry & Associates, Inc.                                       101,586    9,845,715             0.1%
                  Juniper Networks, Inc.                                              371,754   11,178,643             0.1%
*                 Kemet Corp.                                                          93,683    1,050,186             0.0%
*                 Key Tronic Corp.                                                     14,320      112,698             0.0%
*                 Keysight Technologies, Inc.                                         353,847   13,244,493             0.1%
*                 Kimball Electronics, Inc.                                            38,844      670,059             0.0%
                  KLA-Tencor Corp.                                                    130,177   12,785,985             0.1%
#*                Knowles Corp.                                                        99,576    1,765,482             0.0%
#*                Kopin Corp.                                                         102,311      417,429             0.0%
*                 Kulicke & Soffa Industries, Inc.                                    218,968    4,887,366             0.0%
*                 KVH Industries, Inc.                                                 26,931      215,448             0.0%
#                 Lam Research Corp.                                                  152,996   22,161,471             0.1%
#*                Lattice Semiconductor Corp.                                         305,112    2,093,068             0.0%
*                 Leaf Group, Ltd.                                                     64,844      541,447             0.0%
                  Leidos Holdings, Inc.                                               218,399   11,500,891             0.1%
*                 LGL Group, Inc. (The)                                                 2,633       12,586             0.0%
*                 Limelight Networks, Inc.                                            203,865      640,136             0.0%
*                 Liquidity Services, Inc.                                             12,281       95,792             0.0%
#                 Littelfuse, Inc.                                                     42,626    6,570,798             0.0%
#                 LogMeIn, Inc.                                                        77,404    8,746,652             0.1%
#*                Lumentum Holdings, Inc.                                              80,222    3,429,491             0.0%
#*                Luxoft Holding, Inc.                                                 11,489      708,297             0.0%
#*                MACOM Technology Solutions Holdings, Inc.                            97,014    4,742,044             0.0%
#*                MagnaChip Semiconductor Corp.                                        69,402      589,917             0.0%
#*                Manhattan Associates, Inc.                                          151,364    7,067,185             0.0%
                  ManTech International Corp. Class A                                  66,150    2,348,325             0.0%
*                 Marchex, Inc. Class B                                                38,409      104,088             0.0%
                  Marvell Technology Group, Ltd.                                      734,869   11,037,732             0.1%
                  Mastercard, Inc. Class A                                            294,958   34,309,515             0.2%
#*                Match Group, Inc.                                                    32,735      609,853             0.0%
                  Maxim Integrated Products, Inc.                                     115,973    5,120,208             0.0%
#                 MAXIMUS, Inc.                                                       147,744    9,010,907             0.1%
*                 MaxLinear, Inc.                                                     117,302    3,264,515             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Information Technology -- (Continued)
*                 Maxwell Technologies, Inc.                                           55,751 $    340,081             0.0%
#*                Meet Group, Inc.(The)                                                37,411      222,970             0.0%
#                 Mesa Laboratories, Inc.                                               6,673      933,019             0.0%
                  Methode Electronics, Inc.                                           107,730    4,799,372             0.0%
#                 Microchip Technology, Inc.                                          264,138   19,963,550             0.1%
*                 Micron Technology, Inc.                                           1,627,340   45,028,498             0.2%
*                 Microsemi Corp.                                                     273,718   12,848,323             0.1%
                  Microsoft Corp.                                                   3,539,615  242,322,043             1.2%
*                 MicroStrategy, Inc. Class A                                          25,910    4,927,305             0.0%
                  MKS Instruments, Inc.                                               138,502   10,837,782             0.1%
                  MOCON, Inc.                                                           8,521      254,352             0.0%
#*                ModusLink Global Solutions, Inc.                                    102,090      172,532             0.0%
*                 MoneyGram International, Inc.                                        59,535    1,060,318             0.0%
#                 Monolithic Power Systems, Inc.                                       45,065    4,123,448             0.0%
                  Monotype Imaging Holdings, Inc.                                      74,848    1,523,157             0.0%
                  Motorola Solutions, Inc.                                             51,737    4,447,830             0.0%
#                 MTS Systems Corp.                                                    38,174    1,773,182             0.0%
*                 Nanometrics, Inc.                                                    50,626    1,597,503             0.0%
*                 Napco Security Technologies, Inc.                                    17,222      182,553             0.0%
#                 National Instruments Corp.                                          213,591    7,456,462             0.0%
#*                NCI, Inc. Class A                                                    11,541      171,384             0.0%
*                 NCR Corp.                                                           337,738   13,931,693             0.1%
#*                NeoPhotonics Corp.                                                  109,107      846,670             0.0%
                  NetApp, Inc.                                                        332,721   13,258,932             0.1%
*                 NETGEAR, Inc.                                                        87,548    4,127,888             0.0%
#*                Netscout Systems, Inc.                                               98,820    3,720,573             0.0%
#*                NeuStar, Inc. Class A                                                56,098    1,862,454             0.0%
#                 NIC, Inc.                                                           121,706    2,598,423             0.0%
*                 Novanta, Inc.                                                        70,599    1,980,302             0.0%
*                 Nuance Communications, Inc.                                         635,774   11,373,997             0.1%
#*                Numerex Corp. Class A                                                18,298       82,341             0.0%
                  NVE Corp.                                                             2,311      188,139             0.0%
                  NVIDIA Corp.                                                        458,835   47,856,491             0.2%
#*                Oclaro, Inc.                                                        293,898    2,354,123             0.0%
*                 ON Semiconductor Corp.                                            1,150,795   16,318,273             0.1%
#*                Onvia, Inc.                                                           1,484        6,901             0.0%
#*                Optical Cable Corp.                                                   8,150       24,450             0.0%
                  Oracle Corp.                                                      1,400,777   62,978,934             0.3%
#*                OSI Systems, Inc.                                                    45,532    3,524,177             0.0%
#*                Palo Alto Networks, Inc.                                             16,966    1,839,284             0.0%
*                 PAR Technology Corp.                                                 17,200      147,060             0.0%
                  Park Electrochemical Corp.                                           30,476      527,844             0.0%
#                 Paychex, Inc.                                                       171,384   10,159,644             0.1%
#*                Paycom Software, Inc.                                                87,090    5,247,173             0.0%
*                 PayPal Holdings, Inc.                                               456,117   21,765,903             0.1%
                  PC Connection, Inc.                                                  47,164    1,355,493             0.0%
                  PC-Tel, Inc.                                                         30,780      238,237             0.0%
*                 PCM, Inc.                                                            16,586      417,967             0.0%
#*                PDF Solutions, Inc.                                                  64,089    1,218,973             0.0%
#                 Pegasystems, Inc.                                                   134,151    6,110,578             0.0%
*                 Perceptron, Inc.                                                     10,412       88,294             0.0%
*                 Perficient, Inc.                                                     74,009    1,289,237             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Information Technology -- (Continued)
#*                PFSweb, Inc.                                                         51,031 $   373,547             0.0%
*                 Photronics, Inc.                                                    137,269   1,578,594             0.0%
                  Plantronics, Inc.                                                    91,709   5,007,311             0.0%
*                 Plexus Corp.                                                         78,096   4,060,211             0.0%
                  Power Integrations, Inc.                                             66,624   4,393,853             0.0%
*                 PRGX Global, Inc.                                                    39,286     257,323             0.0%
                  Progress Software Corp.                                             136,081   4,044,327             0.0%
*                 PTC, Inc.                                                           138,350   7,477,818             0.0%
                  QAD, Inc. Class A                                                    21,895     661,229             0.0%
                  QAD, Inc. Class B                                                     5,440     139,862             0.0%
#*                Qorvo, Inc.                                                         177,156  12,051,923             0.1%
                  QUALCOMM, Inc.                                                    1,310,728  70,438,523             0.4%
*                 Qualstar Corp.                                                        1,349       9,564             0.0%
*                 Qualys, Inc.                                                         42,631   1,637,030             0.0%
*                 QuinStreet, Inc.                                                     24,924     111,660             0.0%
*                 Qumu Corp.                                                           13,779      37,066             0.0%
*                 Radisys Corp.                                                        40,860     163,849             0.0%
*                 Rambus, Inc.                                                        252,843   3,165,594             0.0%
*                 RealNetworks, Inc.                                                  173,849     794,490             0.0%
*                 RealPage, Inc.                                                       43,819   1,623,494             0.0%
*                 Red Hat, Inc.                                                        62,946   5,544,284             0.0%
                  Reis, Inc.                                                           16,269     305,857             0.0%
                  Relm Wireless Corp.                                                   4,040      20,402             0.0%
*                 RetailMeNot, Inc.                                                     7,987      92,649             0.0%
#                 RF Industries, Ltd.                                                  10,694      17,110             0.0%
                  Richardson Electronics, Ltd.                                         20,031     119,785             0.0%
*                 Rightside Group, Ltd.                                                 9,831      98,703             0.0%
*                 Rogers Corp.                                                         40,283   4,146,732             0.0%
#*                Rosetta Stone, Inc.                                                  37,189     418,376             0.0%
*                 Rubicon Project, Inc. (The)                                          28,729     164,043             0.0%
*                 Rudolph Technologies, Inc.                                          107,197   2,626,327             0.0%
#                 Sabre Corp.                                                         102,464   2,398,682             0.0%
*                 salesforce.com, Inc.                                                 49,900   4,297,388             0.0%
*                 Sanmina Corp.                                                       219,861   8,189,822             0.1%
*                 ScanSource, Inc.                                                     67,705   2,674,348             0.0%
                  Science Applications International Corp.                            133,956   9,777,448             0.1%
#*                Seachange International, Inc.                                       115,166     290,218             0.0%
#                 Seagate Technology P.L.C.                                           172,874   7,283,182             0.0%
*                 Semtech Corp.                                                       156,860   5,356,769             0.0%
#*                ServiceNow, Inc.                                                     25,753   2,433,143             0.0%
#*                ServiceSource International, Inc.                                     7,645      28,745             0.0%
#*                Sevcon, Inc.                                                          1,585      21,873             0.0%
*                 ShoreTel, Inc.                                                      136,342     893,040             0.0%
#*                Shutterstock, Inc.                                                   28,150   1,216,925             0.0%
*                 Sigma Designs, Inc.                                                  83,428     517,254             0.0%
*                 Silicon Laboratories, Inc.                                           87,382   6,217,229             0.0%
#*                Silver Spring Networks, Inc.                                         39,689     452,851             0.0%
#                 Skyworks Solutions, Inc.                                            296,971  29,619,888             0.2%
*                 SMTC Corp.                                                            1,900       2,461             0.0%
*                 Sonic Foundry, Inc.                                                     619       3,076             0.0%
*                 Sonus Networks, Inc.                                                175,637   1,348,892             0.0%
#*                Splunk, Inc.                                                         25,942   1,668,330             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Information Technology -- (Continued)
#                 SS&C Technologies Holdings, Inc.                                  240,355 $ 8,830,643             0.1%
#*                Stamps.com, Inc.                                                   34,158   3,625,872             0.0%
*                 StarTek, Inc.                                                      16,081     146,015             0.0%
*                 Stratasys, Ltd.                                                    81,683   2,022,471             0.0%
#*                SunPower Corp.                                                    280,359   1,945,691             0.0%
#*                Super Micro Computer, Inc.                                        123,526   3,014,034             0.0%
*                 Sykes Enterprises, Inc.                                           115,731   3,449,941             0.0%
                  Symantec Corp.                                                    766,514  24,244,838             0.1%
#*                Synaptics, Inc.                                                    97,012   5,313,347             0.0%
#*                Synchronoss Technologies, Inc.                                    111,851   1,789,616             0.0%
                  SYNNEX Corp.                                                      120,755  13,093,465             0.1%
*                 Synopsys, Inc.                                                    134,176   9,888,771             0.1%
#                 Syntel, Inc.                                                      148,245   2,610,594             0.0%
#                 Systemax, Inc.                                                     51,897     687,116             0.0%
#*                Tableau Software, Inc. Class A                                     31,901   1,712,446             0.0%
#*                Take-Two Interactive Software, Inc.                               136,087   8,553,068             0.1%
*                 Tangoe, Inc.                                                       12,583      80,783             0.0%
                  TE Connectivity, Ltd.                                             311,731  24,118,627             0.1%
#*                Tech Data Corp.                                                   113,446  10,851,110             0.1%
*                 TechTarget, Inc.                                                    5,601      51,809             0.0%
*                 Telenav, Inc.                                                      92,674     806,264             0.0%
                  TeleTech Holdings, Inc.                                           130,303   4,071,969             0.0%
#*                Teradata Corp.                                                    424,636  12,390,878             0.1%
                  Teradyne, Inc.                                                    494,321  17,434,702             0.1%
                  Tessco Technologies, Inc.                                          14,125     197,750             0.0%
                  Texas Instruments, Inc.                                           421,240  33,353,783             0.2%
                  TiVo Corp.                                                        372,183   7,350,614             0.0%
                  Total System Services, Inc.                                       253,191  14,510,376             0.1%
                  TransAct Technologies, Inc.                                        12,325     107,844             0.0%
                  Travelport Worldwide, Ltd.                                        186,677   2,458,536             0.0%
*                 Travelzoo, Inc.                                                     8,293      76,296             0.0%
#*                Trimble, Inc.                                                     291,253  10,319,094             0.1%
*                 Trio-Tech International                                             3,963      16,328             0.0%
*                 TrueCar, Inc.                                                       3,889      68,135             0.0%
*                 TSR, Inc.                                                             751       3,755             0.0%
#*                TTM Technologies, Inc.                                            250,603   4,192,588             0.0%
#*                Twitter, Inc.                                                     334,190   5,507,451             0.0%
#*                Tyler Technologies, Inc.                                           32,910   5,383,747             0.0%
#*                Ubiquiti Networks, Inc.                                            87,227   4,493,935             0.0%
#*                Ultimate Software Group, Inc. (The)                                23,023   4,666,071             0.0%
*                 Ultra Clean Holdings, Inc.                                         36,682     705,762             0.0%
*                 Ultratech, Inc.                                                    87,920   2,683,318             0.0%
#*                Unisys Corp.                                                       75,416     852,201             0.0%
#                 Universal Display Corp.                                            43,820   3,915,317             0.0%
*                 Universal Security Instruments, Inc.                                1,873       5,525             0.0%
#*                USA Technologies, Inc.                                             16,331      80,022             0.0%
*                 Vantiv, Inc. Class A                                              171,407  10,634,090             0.1%
*                 VASCO Data Security International, Inc.                            15,177     204,890             0.0%
*                 Veeco Instruments, Inc.                                           112,677   3,718,341             0.0%
#*                VeriFone Systems, Inc.                                            293,296   5,437,708             0.0%
*                 Verint Systems, Inc.                                              105,313   4,138,801             0.0%
#*                VeriSign, Inc.                                                     43,176   3,839,210             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
Information Technology -- (Continued)
                  Versum Materials, Inc.                                               50,940 $    1,631,099             0.0%
#*                ViaSat, Inc.                                                        116,748      7,475,374             0.0%
#*                Viavi Solutions, Inc.                                               455,107      4,551,070             0.0%
#*                Virtusa Corp.                                                        59,307      1,837,331             0.0%
#                 Visa, Inc. Class A                                                  643,473     58,697,607             0.3%
#                 Vishay Intertechnology, Inc.                                        282,823      4,624,156             0.0%
*                 Vishay Precision Group, Inc.                                         24,604        423,189             0.0%
#*                VMware, Inc. Class A                                                  9,053        852,068             0.0%
                  Wayside Technology Group, Inc.                                        5,310        111,776             0.0%
#*                Web.com Group, Inc.                                                 201,097      3,881,172             0.0%
#*                WebMD Health Corp.                                                   92,691      5,026,633             0.0%
                  Western Digital Corp.                                               336,589     29,979,982             0.2%
#                 Western Union Co. (The)                                             263,474      5,232,594             0.0%
#*                WEX, Inc.                                                            94,572      9,595,275             0.1%
*                 Wireless Telecom Group, Inc.                                          9,995         15,992             0.0%
#*                Workday, Inc. Class A                                                19,500      1,704,300             0.0%
*                 Xcerra Corp.                                                         93,311        914,448             0.0%
                  Xerox Corp.                                                       1,364,730      9,812,409             0.1%
                  Xilinx, Inc.                                                        280,413     17,696,864             0.1%
*                 XO Group, Inc.                                                       57,631      1,011,424             0.0%
                  Xperi Corp.                                                         176,531      5,931,442             0.0%
*                 Yahoo!, Inc.                                                        328,847     15,853,714             0.1%
#*                Yelp, Inc.                                                            4,779        169,224             0.0%
#*                Zebra Technologies Corp. Class A                                    111,990     10,557,297             0.1%
*                 Zedge, Inc. Class B                                                  24,094         73,969             0.0%
*                 Zillow Group, Inc. Class A                                          105,432      4,058,078             0.0%
#*                Zillow Group, Inc. Class C                                           76,735      2,992,665             0.0%
*                 Zix Corp.                                                           119,194        647,223             0.0%
*                 Zynga, Inc. Class A                                               1,866,697      5,394,754             0.0%
                                                                                              -------------- ---------------
Total Information Technology                                                                   3,754,331,213            18.5%
                                                                                              -------------- ---------------
Materials -- (4.3%)
                  A Schulman, Inc.                                                     80,308      2,541,748             0.0%
*                 AdvanSix, Inc.                                                       18,750        511,125             0.0%
                  Air Products & Chemicals, Inc.                                       88,061     12,372,570             0.1%
#*                AK Steel Holding Corp.                                              607,350      3,850,599             0.0%
                  Albemarle Corp.                                                     157,219     17,122,721             0.1%
                  Alcoa Corp.                                                         123,043      4,150,240             0.0%
#                 Allegheny Technologies, Inc.                                        205,814      3,776,687             0.0%
*                 American Biltrite, Inc.                                                  36         12,996             0.0%
                  American Vanguard Corp.                                              71,477      1,197,240             0.0%
#                 Ampco-Pittsburgh Corp.                                               14,266        207,570             0.0%
#                 AptarGroup, Inc.                                                    173,108     13,900,572             0.1%
#                 Ashland Global Holdings, Inc.                                        68,753      8,490,995             0.1%
                  Avery Dennison Corp.                                                139,293     11,590,571             0.1%
*                 Axalta Coating Systems, Ltd.                                        159,627      5,007,499             0.0%
#                 Balchem Corp.                                                        88,104      7,150,521             0.0%
#                 Ball Corp.                                                          166,350     12,790,651             0.1%
#                 Bemis Co., Inc.                                                     315,325     14,167,552             0.1%
#*                Berry Global Group, Inc.                                            166,701      8,335,050             0.1%
*                 Boise Cascade Co.                                                   103,921      3,169,591             0.0%
                  Cabot Corp.                                                         144,263      8,683,190             0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Materials -- (Continued)
                  Calgon Carbon Corp.                                                 124,072 $ 1,805,248             0.0%
#                 Carpenter Technology Corp.                                          123,705   5,022,423             0.0%
                  Celanese Corp. Series A                                             215,925  18,794,112             0.1%
#*                Century Aluminum Co.                                                207,823   2,834,706             0.0%
#                 CF Industries Holdings, Inc.                                        393,730  10,528,340             0.1%
                  Chase Corp.                                                          26,727   2,739,518             0.0%
                  Chemours Co. (The)                                                  124,381   5,011,310             0.0%
*                 Clearwater Paper Corp.                                               49,358   2,398,799             0.0%
#*                Cliffs Natural Resources, Inc.                                      581,062   3,904,737             0.0%
#*                Coeur Mining, Inc.                                                  298,246   2,702,109             0.0%
#                 Commercial Metals Co.                                               352,868   6,577,460             0.0%
#                 Compass Minerals International, Inc.                                111,040   7,328,640             0.0%
*                 Contango ORE, Inc.                                                    1,821      33,461             0.0%
*                 Core Molding Technologies, Inc.                                      18,851     372,873             0.0%
*                 Crown Holdings, Inc.                                                 75,455   4,232,271             0.0%
#                 Deltic Timber Corp.                                                  16,393   1,268,326             0.0%
                  Domtar Corp.                                                        185,014   7,335,805             0.0%
                  Dow Chemical Co. (The)                                              878,752  55,185,626             0.3%
                  Eagle Materials, Inc.                                               124,083  11,908,246             0.1%
                  Eastman Chemical Co.                                                220,832  17,611,352             0.1%
                  Ecolab, Inc.                                                        103,663  13,381,857             0.1%
                  EI du Pont de Nemours & Co.                                         257,634  20,546,311             0.1%
*                 Ferro Corp.                                                         310,153   5,557,942             0.0%
                  Ferroglobe P.L.C.                                                   165,573   1,597,779             0.0%
#*                Flotek Industries, Inc.                                              98,253   1,180,019             0.0%
#                 FMC Corp.                                                           125,871   9,217,533             0.1%
*                 Freeport-McMoRan, Inc.                                            2,069,151  26,381,675             0.1%
#                 Friedman Industries, Inc.                                            13,567      84,115             0.0%
                  FutureFuel Corp.                                                     69,993   1,082,092             0.0%
#*                GCP Applied Technologies, Inc.                                      100,665   3,311,879             0.0%
#                 Gold Resource Corp.                                                   7,542      24,889             0.0%
                  Graphic Packaging Holding Co.                                     1,248,933  16,960,510             0.1%
                  Greif, Inc. Class A                                                  92,780   5,438,764             0.0%
                  Greif, Inc. Class B                                                  28,377   1,911,191             0.0%
*                 Handy & Harman, Ltd.                                                  2,707      73,766             0.0%
                  Hawkins, Inc.                                                        21,301   1,088,481             0.0%
                  Haynes International, Inc.                                           25,149   1,063,551             0.0%
                  HB Fuller Co.                                                       137,774   7,278,600             0.0%
*                 Headwaters, Inc.                                                    226,532   5,382,400             0.0%
                  Hecla Mining Co.                                                  1,134,454   6,182,774             0.0%
                  Huntsman Corp.                                                      994,380  24,630,793             0.1%
*                 Ingevity Corp.                                                       84,794   5,361,525             0.0%
                  Innophos Holdings, Inc.                                              51,845   2,485,449             0.0%
                  Innospec, Inc.                                                       63,508   4,191,528             0.0%
#                 International Flavors & Fragrances, Inc.                             35,484   4,917,728             0.0%
#                 International Paper Co.                                             411,815  22,225,656             0.1%
#*                Intrepid Potash, Inc.                                               102,060     184,729             0.0%
                  Kaiser Aluminum Corp.                                                34,717   2,930,462             0.0%
                  KapStone Paper and Packaging Corp.                                  338,320   7,135,169             0.0%
                  KMG Chemicals, Inc.                                                  32,758   1,721,433             0.0%
*                 Koppers Holdings, Inc.                                               77,292   3,281,045             0.0%
*                 Kraton Corp.                                                         85,844   2,807,957             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Materials -- (Continued)
#                 Kronos Worldwide, Inc.                                             99,747 $ 1,747,567             0.0%
*                 Louisiana-Pacific Corp.                                           379,099   9,758,008             0.1%
#*                LSB Industries, Inc.                                               62,607     689,929             0.0%
                  LyondellBasell Industries NV Class A                              200,783  17,018,367             0.1%
                  Martin Marietta Materials, Inc.                                    65,425  14,405,931             0.1%
                  Materion Corp.                                                     60,407   2,298,486             0.0%
#*                McEwen Mining, Inc.                                               271,668     825,871             0.0%
                  Mercer International, Inc.                                        122,236   1,491,279             0.0%
                  Minerals Technologies, Inc.                                        92,275   7,262,042             0.0%
                  Monsanto Co.                                                      169,464  19,761,197             0.1%
                  Mosaic Co. (The)                                                  406,256  10,940,474             0.1%
                  Myers Industries, Inc.                                            126,259   2,058,022             0.0%
                  Neenah Paper, Inc.                                                 62,465   4,894,133             0.0%
#                 NewMarket Corp.                                                    16,611   7,818,798             0.0%
                  Newmont Mining Corp.                                              582,346  19,689,118             0.1%
*                 Northern Technologies International Corp.                           5,900      91,745             0.0%
                  Nucor Corp.                                                       374,385  22,961,032             0.1%
                  Olin Corp.                                                        600,454  19,292,587             0.1%
                  Olympic Steel, Inc.                                                36,819     830,268             0.0%
*                 OMNOVA Solutions, Inc.                                             94,498     897,731             0.0%
#*                Owens-Illinois, Inc.                                              459,462  10,025,461             0.1%
                  Packaging Corp. of America                                        172,454  17,035,006             0.1%
                  PH Glatfelter Co.                                                  91,887   1,976,489             0.0%
#*                Platform Specialty Products Corp.                                 469,170   6,648,139             0.0%
                  PolyOne Corp.                                                     252,187   9,888,252             0.1%
                  PPG Industries, Inc.                                               62,098   6,820,844             0.0%
#                 Praxair, Inc.                                                      85,543  10,691,164             0.1%
                  Quaker Chemical Corp.                                              37,221   5,382,157             0.0%
#                 Rayonier Advanced Materials, Inc.                                  44,461     589,108             0.0%
#*                Real Industry, Inc.                                                 7,576      19,698             0.0%
                  Reliance Steel & Aluminum Co.                                     173,519  13,676,768             0.1%
#*                Resolute Forest Products, Inc.                                     20,278     126,738             0.0%
#                 Royal Gold, Inc.                                                  137,092   9,689,663             0.1%
                  RPM International, Inc.                                           169,459   8,906,765             0.1%
#*                Ryerson Holding Corp.                                              14,462     198,129             0.0%
                  Schnitzer Steel Industries, Inc. Class A                           94,222   1,780,796             0.0%
                  Schweitzer-Mauduit International, Inc.                             71,646   3,084,360             0.0%
#                 Scotts Miracle-Gro Co. (The)                                      109,955  10,621,653             0.1%
#                 Sealed Air Corp.                                                  185,920   8,184,198             0.1%
                  Sensient Technologies Corp.                                       106,873   8,742,211             0.1%
                  Sherwin-Williams Co. (The)                                         19,100   6,392,388             0.0%
                  Silgan Holdings, Inc.                                             155,183   9,407,193             0.1%
#                 Sonoco Products Co.                                               325,850  17,045,213             0.1%
#                 Southern Copper Corp.                                              64,349   2,276,024             0.0%
                  Steel Dynamics, Inc.                                              443,738  16,036,691             0.1%
                  Stepan Co.                                                         52,814   4,478,627             0.0%
*                 Stillwater Mining Co.                                             296,085   5,323,608             0.0%
#*                Summit Materials, Inc. Class A                                    255,248   6,549,664             0.0%
*                 SunCoke Energy, Inc.                                              173,439   1,590,436             0.0%
*                 Synalloy Corp.                                                     11,060     143,227             0.0%
#*                TimkenSteel Corp.                                                  86,312   1,301,585             0.0%
#*                Trecora Resources                                                  13,281     146,755             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Materials -- (Continued)
                  Tredegar Corp.                                                       45,562 $    781,388             0.0%
#                 Trinseo SA                                                          104,937    6,967,817             0.0%
                  Tronox, Ltd. Class A                                                127,203    2,100,122             0.0%
                  United States Lime & Minerals, Inc.                                  10,088      798,163             0.0%
#                 United States Steel Corp.                                           356,065    7,947,371             0.1%
*                 Universal Stainless & Alloy Products, Inc.                           10,522      189,922             0.0%
#*                US Concrete, Inc.                                                    65,137    4,038,494             0.0%
#                 Valhi, Inc.                                                          69,098      229,405             0.0%
#                 Valspar Corp. (The)                                                  67,225    7,558,779             0.0%
#                 Valvoline, Inc.                                                       6,706      149,209             0.0%
                  Vulcan Materials Co.                                                128,891   15,580,344             0.1%
#                 Westlake Chemical Corp.                                             140,920    8,772,270             0.1%
                  WestRock Co.                                                        295,749   15,840,316             0.1%
                  Worthington Industries, Inc.                                        164,345    7,149,008             0.0%
                  WR Grace & Co.                                                       62,676    4,369,771             0.0%
                                                                                              ------------ ---------------
Total Materials                                                                                968,228,626             4.8%
                                                                                              ------------ ---------------
Real Estate -- (0.4%)
                  Alexander & Baldwin, Inc.                                           165,728    7,625,145             0.0%
#*                Altisource Asset Management Corp.                                     1,977      151,438             0.0%
#*                Altisource Portfolio Solutions SA                                    27,707      612,048             0.0%
*                 Capital Properties, Inc. Class A                                      1,400       19,460             0.0%
*                 CBRE Group, Inc. Class A                                            408,517   14,628,994             0.1%
                  CKX Lands, Inc.                                                       2,161       25,500             0.0%
                  Colony NorthStar, Inc. Class A                                      269,229    3,518,823             0.0%
#                 Consolidated-Tomoka Land Co.                                         12,263      665,023             0.0%
*                 Forestar Group, Inc.                                                117,472    1,662,229             0.0%
*                 FRP Holdings, Inc.                                                   11,905      508,344             0.0%
                  Griffin Industrial Realty, Inc.                                       6,027      182,437             0.0%
                  HFF, Inc. Class A                                                   121,983    3,830,266             0.0%
#*                Howard Hughes Corp. (The)                                            88,082   10,843,775             0.1%
#*                InterGroup Corp. (The)                                                  677       18,702             0.0%
                  Jones Lang LaSalle, Inc.                                             88,998   10,222,310             0.1%
#                 Kennedy-Wilson Holdings, Inc.                                       232,060    4,734,024             0.0%
#*                Marcus & Millichap, Inc.                                             60,726    1,566,731             0.0%
*                 Maui Land & Pineapple Co., Inc.                                       7,073       96,546             0.0%
                  RE/MAX Holdings, Inc. Class A                                        26,992    1,596,577             0.0%
                  Realogy Holdings Corp.                                              269,369    8,229,223             0.1%
                  RMR Group, Inc. (The) Class A                                           279       14,717             0.0%
*                 SBA Communications Corp.                                             50,963    6,446,310             0.0%
#*                St Joe Co. (The)                                                     49,500      866,250             0.0%
#                 Stratus Properties, Inc.                                              6,860      204,771             0.0%
*                 Tejon Ranch Co.                                                      38,669      885,520             0.0%
*                 Transcontinental Realty Investors, Inc.                                 100        2,037             0.0%
*                 Trinity Place Holdings, Inc.                                         10,474       74,680             0.0%
                                                                                              ------------ ---------------
Total Real Estate                                                                               79,231,880             0.4%
                                                                                              ------------ ---------------
Telecommunication Services -- (2.3%)
*                 Alaska Communications Systems Group, Inc.                             1,200        2,820             0.0%
                  AT&T, Inc.                                                        7,593,543  300,932,109             1.5%
                  ATN International, Inc.                                              28,968    2,004,296             0.0%
#*                Boingo Wireless, Inc.                                               113,251    1,618,357             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Telecommunication Services -- (Continued)
#                 CenturyLink, Inc.                                                 1,165,201 $ 29,910,710             0.2%
*                 Cincinnati Bell, Inc.                                               104,955    1,978,402             0.0%
#                 Cogent Communications Holdings, Inc.                                111,550    5,019,750             0.0%
#                 Consolidated Communications Holdings, Inc.                          193,673    4,584,240             0.0%
#*                FairPoint Communications, Inc.                                       11,718      199,792             0.0%
#                 Frontier Communications Corp.                                     1,323,699    2,488,554             0.0%
*                 General Communication, Inc. Class A                                 132,110    4,946,198             0.0%
*                 Hawaiian Telcom Holdco, Inc.                                            367        9,340             0.0%
#*                IDT Corp. Class B                                                    77,282    1,173,914             0.0%
#*                Iridium Communications, Inc.                                        104,650    1,109,290             0.0%
*                 Level 3 Communications, Inc.                                        279,798   17,000,527             0.1%
*                 Lumos Networks Corp.                                                 40,019      716,740             0.0%
#*                ORBCOMM, Inc.                                                       143,474    1,383,089             0.0%
#                 Shenandoah Telecommunications Co.                                   193,944    6,206,208             0.0%
#                 Spok Holdings, Inc.                                                  42,102      755,731             0.0%
#*                Sprint Corp.                                                      1,026,056    9,265,286             0.1%
#*                Straight Path Communications, Inc. Class B                            5,827      750,867             0.0%
*                 T-Mobile US, Inc.                                                   333,770   22,452,708             0.1%
                  Telephone & Data Systems, Inc.                                      240,788    6,612,038             0.1%
*                 United States Cellular Corp.                                         53,463    2,094,680             0.0%
                  Verizon Communications, Inc.                                      1,954,061   89,710,941             0.5%
*                 Vonage Holdings Corp.                                               390,240    2,618,510             0.0%
                  Windstream Holdings, Inc.                                           517,375    2,855,910             0.0%
#*                Zayo Group Holdings, Inc.                                           102,328    3,588,643             0.0%
                                                                                              ------------ ---------------
Total Telecommunication Services                                                               521,989,650             2.6%
                                                                                              ------------ ---------------
Utilities -- (1.7%)
                  AES Corp.                                                           363,859    4,115,245             0.0%
#                 ALLETE, Inc.                                                         78,524    5,489,613             0.0%
                  Alliant Energy Corp.                                                 91,536    3,599,196             0.0%
                  Ameren Corp.                                                         72,928    3,988,432             0.0%
                  American Electric Power Co., Inc.                                    95,064    6,448,191             0.1%
                  American States Water Co.                                            75,136    3,345,055             0.0%
                  American Water Works Co., Inc.                                       68,777    5,485,654             0.0%
#                 Aqua America, Inc.                                                  192,145    6,358,078             0.1%
                  Artesian Resources Corp. Class A                                     10,056      386,251             0.0%
                  Atlantica Yield PLC                                                  38,237      796,859             0.0%
                  Atmos Energy Corp.                                                   94,566    7,661,737             0.1%
#                 Avangrid, Inc.                                                       86,836    3,777,366             0.0%
#                 Avista Corp.                                                        117,914    4,756,651             0.0%
#                 Black Hills Corp.                                                    68,764    4,677,327             0.0%
                  California Water Service Group                                       97,490    3,480,393             0.0%
#*                Calpine Corp.                                                       834,723    8,514,175             0.1%
                  CenterPoint Energy, Inc.                                            127,565    3,639,429             0.0%
                  Chesapeake Utilities Corp.                                           31,094    2,279,190             0.0%
                  CMS Energy Corp.                                                    104,097    4,726,004             0.0%
#                 Connecticut Water Service, Inc.                                      25,847    1,387,208             0.0%
#                 Consolidated Edison, Inc.                                            96,542    7,653,850             0.1%
                  Consolidated Water Co., Ltd.                                         20,526      242,207             0.0%
#                 Delta Natural Gas Co., Inc.                                           5,930      179,679             0.0%
#                 Dominion Resources, Inc.                                            122,456    9,481,768             0.1%
                  DTE Energy Co.                                                       56,584    5,918,121             0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Utilities -- (Continued)
                  Duke Energy Corp.                                                 147,333 $12,154,973             0.1%
#*                Dynegy, Inc.                                                      276,663   1,776,176             0.0%
                  Edison International                                               63,589   5,085,212             0.0%
                  El Paso Electric Co.                                               76,841   3,964,996             0.0%
                  Entergy Corp.                                                      83,172   6,342,697             0.1%
#                 Eversource Energy                                                 110,651   6,572,669             0.1%
                  Exelon Corp.                                                      180,057   6,235,374             0.0%
                  FirstEnergy Corp.                                                 158,251   4,738,035             0.0%
                  Gas Natural, Inc.                                                   5,156      64,450             0.0%
#                 Genie Energy, Ltd. Class B                                         32,165     255,712             0.0%
                  Great Plains Energy, Inc.                                         159,373   4,715,847             0.0%
#                 Hawaiian Electric Industries, Inc.                                114,384   3,834,152             0.0%
#                 IDACORP, Inc.                                                      68,779   5,813,201             0.0%
#                 MDU Resources Group, Inc.                                         211,991   5,702,558             0.0%
                  MGE Energy, Inc.                                                   67,169   4,318,967             0.0%
#                 Middlesex Water Co.                                                25,854     985,554             0.0%
#                 National Fuel Gas Co.                                              93,204   5,161,638             0.0%
                  New Jersey Resources Corp.                                        139,267   5,619,423             0.0%
                  NextEra Energy, Inc.                                               99,519  13,291,758             0.1%
                  NiSource, Inc.                                                    298,819   7,246,361             0.1%
#                 Northwest Natural Gas Co.                                          52,717   3,141,933             0.0%
#                 NorthWestern Corp.                                                 76,262   4,558,942             0.0%
                  NRG Energy, Inc.                                                  721,620  12,195,378             0.1%
#                 NRG Yield, Inc. Class A                                            39,946     692,664             0.0%
#                 NRG Yield, Inc. Class C                                            72,166   1,277,338             0.0%
#                 OGE Energy Corp.                                                  140,517   4,887,181             0.0%
                  ONE Gas, Inc.                                                      85,097   5,857,227             0.0%
                  Ormat Technologies, Inc.                                          103,901   6,136,393             0.0%
                  Otter Tail Corp.                                                   65,930   2,604,235             0.0%
#                 Pattern Energy Group, Inc.                                        148,656   3,273,405             0.0%
                  PG&E Corp.                                                        100,403   6,732,021             0.1%
                  Pinnacle West Capital Corp.                                        43,596   3,709,584             0.0%
#                 PNM Resources, Inc.                                               113,457   4,226,273             0.0%
                  Portland General Electric Co.                                     129,197   5,857,792             0.0%
                  PPL Corp.                                                         125,181   4,770,648             0.0%
                  Public Service Enterprise Group, Inc.                             103,824   4,573,447             0.0%
                  RGC Resources, Inc.                                                 4,413      98,189             0.0%
#                 SCANA Corp.                                                        37,809   2,507,115             0.0%
                  Sempra Energy                                                      45,911   5,188,861             0.0%
                  SJW Corp.                                                          42,041   2,053,282             0.0%
#                 South Jersey Industries, Inc.                                     137,137   5,145,380             0.0%
#                 Southern Co. (The)                                                199,784   9,949,243             0.1%
                  Southwest Gas Holdings, Inc.                                       73,783   6,180,064             0.0%
#                 Spark Energy, Inc. Class A                                          7,608     273,127             0.0%
#                 Spire, Inc.                                                        71,074   4,872,123             0.0%
                  UGI Corp.                                                         415,535  20,843,236             0.1%
                  Unitil Corp.                                                       33,349   1,615,092             0.0%
                  Vectren Corp.                                                      89,763   5,333,717             0.0%
#                 WEC Energy Group, Inc.                                            117,400   7,105,048             0.1%
                  Westar Energy, Inc.                                               135,461   7,048,036             0.1%
#                 WGL Holdings, Inc.                                                 81,679   6,735,250             0.1%
                  Xcel Energy, Inc.                                                 187,613   8,451,966             0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                                  PERCENTAGE
                                                                                      SHARES        VALUE+      OF NET ASSETS**
                                                                                    ----------- --------------- ---------------
Utilities -- (Continued)
                  York Water Co. (The)                                                   23,071 $       865,163             0.0%
                                                                                                --------------- ---------------
Total Utilities                                                                                     381,026,785             1.9%
                                                                                                --------------- ---------------
TOTAL COMMON STOCKS                                                                              20,035,071,898            98.9%
                                                                                                --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
(degree)*         Capital Bank Corp. Contingent Value Rights                              7,309              --             0.0%
(degree)*         Dyax Corp. Contingent Value Rights                                     51,231          56,866             0.0%
(degree)#*        Safeway Casa Ley Contingent Value Rights                              240,783         244,371             0.0%
(degree)#*        Safeway PDC, LLC Contingent Value Rights                              240,783          11,750             0.0%
                                                                                                --------------- ---------------
TOTAL RIGHTS/WARRANTS                                                                                   312,987             0.0%
                                                                                                --------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                      20,035,384,885
                                                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
                  State Street Institutional U.S. Government Money Market Fund,
                    0.680%                                                          229,150,804     229,150,804             1.1%
                                                                                                --------------- ---------------
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@              DFA Short Term Investment Fund                                    177,643,414   2,055,867,234            10.2%
                                                                                                --------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $15,787,650,725)                                            $22,321,322,044           110.2%
                                                                                                =============== ===============

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ------------------------------------------------------
                                                                      LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                                  --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary                                         $ 3,006,053,437 $      183,900      -- $ 3,006,237,337
   Consumer Staples                                                 1,373,940,965             --      --   1,373,940,965
   Energy                                                           1,154,039,608             --      --   1,154,039,608
   Financials                                                       3,738,318,275             --      --   3,738,318,275
   Health Care                                                      2,184,536,868             --      --   2,184,536,868
   Industrials                                                      2,873,190,691             --      --   2,873,190,691
   Information Technology                                           3,754,331,213             --      --   3,754,331,213
   Materials                                                          968,228,626             --      --     968,228,626
   Real Estate                                                         79,231,880             --      --      79,231,880
   Telecommunication Services                                         521,989,650             --      --     521,989,650
   Utilities                                                          381,026,785             --      --     381,026,785
Rights/Warrants                                                                --        312,987      --         312,987
Temporary Cash Investments                                            229,150,804             --      --     229,150,804
Securities Lending Collateral                                                  --  2,055,867,234      --   2,055,867,234
Futures Contracts**                                                     1,280,785             --      --       1,280,785
                                                                  --------------- -------------- ------- ---------------
TOTAL                                                             $20,266,238,708 $2,056,364,121      -- $22,322,602,829
                                                                  =============== ============== ======= ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                         U.S. VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
COMMON STOCKS -- (86.1%)
Consumer Discretionary -- (12.6%)
*                 1-800-Flowers.com, Inc. Class A                                    70,712 $  760,154             0.0%
                  A.H. Belo Corp. Class A                                            29,006    181,288             0.0%
                  Aaron's, Inc.                                                     118,007  4,241,172             0.1%
#                 Abercrombie & Fitch Co. Class A                                    52,622    630,938             0.0%
#                 Adient P.L.C.                                                      39,424  2,900,029             0.1%
#                 Advance Auto Parts, Inc.                                            5,868    834,078             0.0%
                  AMC Entertainment Holdings, Inc. Class A                           71,620  2,170,086             0.1%
#*                AMC Networks, Inc. Class A                                          8,142    485,915             0.0%
                  AMCON Distributing Co.                                                438     41,720             0.0%
*                 America's Car-Mart, Inc.                                           15,372    573,376             0.0%
*                 American Axle & Manufacturing Holdings, Inc.                      136,178  2,395,371             0.1%
#                 American Eagle Outfitters, Inc.                                   205,299  2,892,663             0.1%
#*                American Outdoor Brands Corp.                                      45,495  1,007,714             0.0%
*                 American Public Education, Inc.                                    29,266    646,779             0.0%
                  Aramark                                                            29,256  1,068,429             0.0%
                  Ark Restaurants Corp.                                               3,403     86,266             0.0%
*                 Asbury Automotive Group, Inc.                                      32,106  1,964,887             0.1%
#*                Ascena Retail Group, Inc.                                         237,470    928,508             0.0%
*                 Ascent Capital Group, Inc. Class A                                 14,641    187,551             0.0%
#                 Autoliv, Inc.                                                       9,213    923,050             0.0%
#*                AutoNation, Inc.                                                   69,948  2,937,816             0.1%
*                 AV Homes, Inc.                                                     10,882    190,979             0.0%
*                 Ballantyne Strong, Inc.                                            17,594    110,842             0.0%
*                 Barnes & Noble Education, Inc.                                     82,681    860,709             0.0%
#                 Barnes & Noble, Inc.                                              145,935  1,247,744             0.0%
                  Bassett Furniture Industries, Inc.                                 10,687    321,144             0.0%
                  BBX Capital Corp.                                                   9,072     61,690             0.0%
#                 Beasley Broadcast Group, Inc. Class A                               6,377     83,858             0.0%
*                 Beazer Homes USA, Inc.                                             16,707    207,334             0.0%
#*                bebe stores, Inc.                                                   1,025      4,080             0.0%
#                 Bed Bath & Beyond, Inc.                                            47,430  1,837,912             0.1%
*                 Belmond, Ltd. Class A                                             201,248  2,495,475             0.1%
#                 Best Buy Co., Inc.                                                 83,918  4,347,792             0.1%
#                 Big 5 Sporting Goods Corp.                                         40,230    619,542             0.0%
#                 Big Lots, Inc.                                                     77,454  3,910,652             0.1%
*                 Biglari Holdings, Inc.                                              2,695  1,149,768             0.0%
*                 BJ's Restaurants, Inc.                                             35,760  1,612,776             0.0%
                  Bloomin' Brands, Inc.                                             115,251  2,499,794             0.1%
                  Bob Evans Farms, Inc.                                              30,722  2,050,386             0.1%
*                 Bojangles', Inc.                                                    8,486    186,268             0.0%
#*                Boot Barn Holdings, Inc.                                            1,150     12,202             0.0%
#                 BorgWarner, Inc.                                                   28,878  1,220,962             0.0%
                  Bowl America, Inc. Class A                                          2,839     40,910             0.0%
#*                Boyd Gaming Corp.                                                  57,508  1,304,281             0.0%
#*                Bravo Brio Restaurant Group, Inc.                                  27,451    133,137             0.0%
*                 Bridgepoint Education, Inc.                                        67,155    819,291             0.0%
*                 Bright Horizons Family Solutions, Inc.                             16,294  1,240,299             0.0%
#                 Brinker International, Inc.                                        17,843    788,482             0.0%
                  Brunswick Corp.                                                    61,906  3,513,165             0.1%
#                 Buckle, Inc. (The)                                                  9,525    178,118             0.0%
*                 Buffalo Wild Wings, Inc.                                           11,111  1,750,538             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*                Build-A-Bear Workshop, Inc.                                        37,916 $   394,326             0.0%
*                 Burlington Stores, Inc.                                             8,429     833,797             0.0%
*                 Cabela's, Inc.                                                     98,243   5,364,068             0.1%
#                 Cable One, Inc.                                                     2,552   1,740,107             0.1%
*                 CafePress, Inc.                                                     1,337       3,810             0.0%
#                 CalAtlantic Group, Inc.                                           180,628   6,542,346             0.2%
                  Caleres, Inc.                                                      64,538   1,859,985             0.1%
                  Callaway Golf Co.                                                 113,419   1,344,015             0.0%
*                 Cambium Learning Group, Inc.                                       42,184     205,436             0.0%
                  Canterbury Park Holding Corp.                                       3,923      39,818             0.0%
                  Capella Education Co.                                              23,069   2,198,476             0.1%
*                 Career Education Corp.                                            143,798   1,459,550             0.0%
*                 CarMax, Inc.                                                       26,562   1,553,877             0.0%
                  Carnival Corp.                                                     45,997   2,841,235             0.1%
#                 Carriage Services, Inc.                                            35,253     964,170             0.0%
*                 Carrols Restaurant Group, Inc.                                     62,937     881,118             0.0%
#                 Carter's, Inc.                                                     10,234     941,937             0.0%
                  Cato Corp. (The) Class A                                           33,543     756,730             0.0%
*                 Cavco Industries, Inc.                                             10,183   1,209,231             0.0%
                  CBS Corp. Class A                                                   4,554     306,257             0.0%
                  CBS Corp. Class B                                                  35,868   2,387,374             0.1%
#*                Central European Media Enterprises, Ltd. Class A                   32,474     133,143             0.0%
*                 Century Casinos, Inc.                                               4,432      36,475             0.0%
*                 Century Communities, Inc.                                           4,085     111,521             0.0%
*                 Charles & Colvard, Ltd.                                            14,835      13,945             0.0%
*                 Charter Communications, Inc. Class A                               37,711  13,016,329             0.3%
#                 Cheesecake Factory, Inc. (The)                                     16,416   1,053,251             0.0%
#*                Cherokee, Inc.                                                      9,247      79,524             0.0%
                  Chico's FAS, Inc.                                                 213,304   2,947,861             0.1%
#                 Children's Place, Inc. (The)                                       37,051   4,253,455             0.1%
#*                Chipotle Mexican Grill, Inc.                                        1,644     780,029             0.0%
                  Choice Hotels International, Inc.                                   8,184     513,137             0.0%
#*                Christopher & Banks Corp.                                          45,128      55,507             0.0%
                  Churchill Downs, Inc.                                               2,452     408,994             0.0%
#*                Chuy's Holdings, Inc.                                              23,316     694,817             0.0%
#                 Cinemark Holdings, Inc.                                            66,368   2,867,098             0.1%
                  Citi Trends, Inc.                                                  29,124     547,240             0.0%
                  Clear Channel Outdoor Holdings, Inc. Class A                       16,585      85,413             0.0%
#                 ClubCorp Holdings, Inc.                                            62,006     833,981             0.0%
#                 Coach, Inc.                                                        23,907     941,697             0.0%
                  Collectors Universe, Inc.                                           4,977     135,922             0.0%
#                 Columbia Sportswear Co.                                            46,035   2,606,502             0.1%
                  Comcast Corp. Class A                                             530,175  20,777,558             0.5%
#*                Conn's, Inc.                                                       35,937     632,491             0.0%
#                 Cooper Tire & Rubber Co.                                           91,142   3,490,739             0.1%
*                 Cooper-Standard Holdings, Inc.                                     27,807   3,144,137             0.1%
                  Core-Mark Holding Co., Inc.                                        46,765   1,637,710             0.0%
#                 Cracker Barrel Old Country Store, Inc.                              8,139   1,303,786             0.0%
#*                Crocs, Inc.                                                        85,576     533,138             0.0%
                  CSS Industries, Inc.                                                4,800     126,528             0.0%
                  CST Brands, Inc.                                                   56,968   2,750,985             0.1%
                  Culp, Inc.                                                         23,483     753,804             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Consumer Discretionary -- (Continued)
                  Dana, Inc.                                                          142,450 $ 2,766,379             0.1%
                  Darden Restaurants, Inc.                                             24,521   2,088,944             0.1%
#*                Dave & Buster's Entertainment, Inc.                                  36,327   2,325,291             0.1%
*                 Deckers Outdoor Corp.                                                48,040   2,862,704             0.1%
*                 Del Frisco's Restaurant Group, Inc.                                  23,241     399,745             0.0%
*                 Del Taco Restaurants, Inc.                                           12,855     169,043             0.0%
*                 Delta Apparel, Inc.                                                  12,387     217,144             0.0%
#*                Denny's Corp.                                                        29,926     380,060             0.0%
*                 Destination Maternity Corp.                                          13,230      45,247             0.0%
#*                Destination XL Group, Inc.                                           74,081     188,907             0.0%
#                 DeVry Education Group, Inc.                                         106,704   4,038,746             0.1%
#                 Dick's Sporting Goods, Inc.                                          66,029   3,337,766             0.1%
#                 Dillard's, Inc. Class A                                              48,014   2,658,535             0.1%
#                 DineEquity, Inc.                                                     23,092   1,305,622             0.0%
#*                Discovery Communications, Inc. Class A                               32,991     949,481             0.0%
*                 Discovery Communications, Inc. Class B                                1,000      28,950             0.0%
#*                Discovery Communications, Inc. Class C                               41,766   1,168,613             0.0%
*                 Dixie Group, Inc. (The)                                               9,314      34,928             0.0%
#                 Dollar General Corp.                                                 30,680   2,230,743             0.1%
*                 Dollar Tree, Inc.                                                    32,168   2,662,545             0.1%
#                 Domino's Pizza, Inc.                                                  8,300   1,505,537             0.0%
#*                Dorman Products, Inc.                                                34,452   2,864,684             0.1%
                  DR Horton, Inc.                                                     201,370   6,623,059             0.2%
                  DSW, Inc. Class A                                                   104,914   2,163,327             0.1%
#                 Dunkin' Brands Group, Inc.                                           17,333     968,221             0.0%
#                 Educational Development Corp.                                         3,287      27,118             0.0%
*                 El Pollo Loco Holdings, Inc.                                          8,395     105,357             0.0%
#*                Eldorado Resorts, Inc.                                               17,302     330,901             0.0%
*                 Emerson Radio Corp.                                                  22,180      27,725             0.0%
                  Entercom Communications Corp. Class A                                41,141     520,434             0.0%
                  Entravision Communications Corp. Class A                             91,548     567,598             0.0%
                  Escalade, Inc.                                                       14,959     199,703             0.0%
#                 Ethan Allen Interiors, Inc.                                          40,381   1,203,354             0.0%
#*                Etsy, Inc.                                                           10,002     107,622             0.0%
*                 EVINE Live, Inc.                                                     44,612      62,457             0.0%
#*                EW Scripps Co. (The) Class A                                        100,672   2,242,972             0.1%
#                 Expedia, Inc.                                                        10,549   1,410,612             0.0%
*                 Express, Inc.                                                       131,709   1,136,649             0.0%
*                 Famous Dave's of America, Inc.                                        6,706      26,824             0.0%
#*                Fiesta Restaurant Group, Inc.                                        19,436     473,267             0.0%
#                 Finish Line, Inc. (The) Class A                                      96,150   1,520,131             0.0%
#*                Five Below, Inc.                                                     17,117     840,787             0.0%
                  Flanigan's Enterprises, Inc.                                            300       7,560             0.0%
                  Flexsteel Industries, Inc.                                            9,611     510,536             0.0%
#                 Foot Locker, Inc.                                                    36,047   2,787,875             0.1%
                  Ford Motor Co.                                                    1,060,195  12,160,437             0.3%
#*                Fossil Group, Inc.                                                   12,801     220,817             0.0%
*                 Fox Factory Holding Corp.                                            35,084   1,054,274             0.0%
*                 Francesca's Holdings Corp.                                           54,382     858,148             0.0%
#                 Fred's, Inc. Class A                                                 70,632   1,039,703             0.0%
*                 FTD Cos., Inc.                                                       43,806     876,120             0.0%
*                 Full House Resorts, Inc.                                             19,188      46,243             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*                G-III Apparel Group, Ltd.                                          43,264 $ 1,025,357             0.0%
#                 GameStop Corp. Class A                                            157,904   3,582,842             0.1%
                  Gaming Partners International Corp.                                 5,668      56,453             0.0%
                  Gannett Co., Inc.                                                 130,515   1,091,105             0.0%
#                 Gap, Inc. (The)                                                    82,110   2,151,282             0.1%
#                 Garmin, Ltd.                                                       22,692   1,153,661             0.0%
                  General Motors Co.                                                390,610  13,530,730             0.3%
*                 Genesco, Inc.                                                      38,025   2,026,732             0.1%
                  Gentex Corp.                                                      120,983   2,498,299             0.1%
*                 Gentherm, Inc.                                                     46,035   1,710,200             0.0%
                  Genuine Parts Co.                                                  18,852   1,734,761             0.1%
#                 GNC Holdings, Inc. Class A                                         12,394      96,425             0.0%
                  Goodyear Tire & Rubber Co. (The)                                  241,087   8,734,582             0.2%
#*                GoPro, Inc. Class A                                                13,114     108,191             0.0%
                  Graham Holdings Co. Class B                                         6,437   3,873,143             0.1%
#*                Grand Canyon Education, Inc.                                       55,114   4,142,368             0.1%
*                 Gray Television, Inc.                                              97,331   1,425,899             0.0%
*                 Gray Television, Inc. Class A                                       2,300      30,015             0.0%
*                 Green Brick Partners, Inc.                                         21,202     218,381             0.0%
                  Group 1 Automotive, Inc.                                           38,905   2,682,500             0.1%
#                 Guess?, Inc.                                                      142,186   1,586,796             0.0%
#                 H&R Block, Inc.                                                    20,493     508,021             0.0%
#*                Habit Restaurants, Inc. (The) Class A                                 599      11,321             0.0%
#                 Hanesbrands, Inc.                                                  31,600     689,196             0.0%
#                 Harley-Davidson, Inc.                                              25,800   1,465,698             0.0%
*                 Harte-Hanks, Inc.                                                 100,039     136,053             0.0%
#                 Hasbro, Inc.                                                        9,400     931,634             0.0%
                  Haverty Furniture Cos., Inc.                                       30,347     748,054             0.0%
                  Haverty Furniture Cos., Inc. Class A                                1,796      44,451             0.0%
*                 Helen of Troy, Ltd.                                                33,170   3,117,980             0.1%
#*                Hibbett Sports, Inc.                                               18,537     481,962             0.0%
#*                Hilton Grand Vacations, Inc.                                        3,483     116,576             0.0%
#                 Hilton Worldwide Holdings, Inc.                                    11,611     684,701             0.0%
                  Home Depot, Inc. (The)                                             14,454   2,256,269             0.1%
                  Hooker Furniture Corp.                                             20,440     888,118             0.0%
#*                Horizon Global Corp.                                               19,183     270,288             0.0%
*                 Houghton Mifflin Harcourt Co.                                     113,162   1,301,363             0.0%
#                 HSN, Inc.                                                          19,195     708,295             0.0%
#*                Hyatt Hotels Corp. Class A                                         24,380   1,353,090             0.0%
#*                Iconix Brand Group, Inc.                                           78,132     546,924             0.0%
                  ILG, Inc.                                                         103,645   2,498,881             0.1%
#*                IMAX Corp.                                                         25,620     781,410             0.0%
                  Insignia Systems, Inc.                                              7,000       8,610             0.0%
*                 Installed Building Products, Inc.                                  14,863     792,941             0.0%
#                 International Game Technology P.L.C.                              102,105   2,266,731             0.1%
                  International Speedway Corp. Class A                               33,552   1,244,779             0.0%
#                 Interpublic Group of Cos., Inc. (The)                              44,149   1,040,592             0.0%
*                 Intrawest Resorts Holdings, Inc.                                   16,572     390,768             0.0%
#*                iRobot Corp.                                                       23,330   1,860,334             0.1%
*                 Isle of Capri Casinos, Inc.                                        13,149     303,216             0.0%
*                 J Alexander's Holdings, Inc.                                       10,952     120,472             0.0%
                  Jack in the Box, Inc.                                               6,082     620,182             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#*                JAKKS Pacific, Inc.                                                 5,955 $   29,180             0.0%
#*                Jamba, Inc.                                                        10,806     92,067             0.0%
#*                JC Penney Co., Inc.                                               331,079  1,781,205             0.1%
                  John Wiley & Sons, Inc. Class A                                    37,380  1,969,926             0.1%
                  John Wiley & Sons, Inc. Class B                                     2,087    110,799             0.0%
                  Johnson Outdoors, Inc. Class A                                     14,083    511,495             0.0%
*                 K12, Inc.                                                          53,431  1,007,174             0.0%
#*                Kate Spade & Co.                                                   21,775    378,885             0.0%
#                 KB Home                                                            74,081  1,526,069             0.0%
*                 Kirkland's, Inc.                                                   35,241    414,434             0.0%
#                 Kohl's Corp.                                                      177,964  6,945,935             0.2%
#*                Kona Grill, Inc.                                                   11,299     64,404             0.0%
*                 Koss Corp.                                                          4,404      9,513             0.0%
#                 L Brands, Inc.                                                      6,200    327,422             0.0%
*                 La Quinta Holdings, Inc.                                          118,577  1,673,121             0.0%
                  La-Z-Boy, Inc.                                                     72,382  2,019,458             0.1%
*                 Lakeland Industries, Inc.                                           5,597     59,608             0.0%
#*                Lands' End, Inc.                                                   12,242    288,911             0.0%
                  Las Vegas Sands Corp.                                              19,359  1,141,987             0.0%
                  LCI Industries                                                     28,754  2,908,467             0.1%
                  Lear Corp.                                                         18,306  2,611,534             0.1%
#                 Leggett & Platt, Inc.                                              22,528  1,183,621             0.0%
#                 Lennar Corp. Class A                                              106,683  5,387,491             0.1%
                  Lennar Corp. Class B                                               11,242    479,022             0.0%
                  Libbey, Inc.                                                       47,243    496,051             0.0%
*                 Liberty Broadband Corp. Class A                                    15,448  1,389,239             0.0%
*                 Liberty Broadband Corp. Class B                                       234     21,046             0.0%
#*                Liberty Broadband Corp. Class C                                    46,947  4,279,689             0.1%
*                 Liberty Expedia Holdings, Inc. Class A                             26,017  1,256,881             0.0%
*                 Liberty Interactive Corp., QVC Group Class A                       86,201  1,825,737             0.1%
*                 Liberty Interactive Corp., QVC Group Class B                          131      2,796             0.0%
*                 Liberty Media Corp.-Liberty Braves Class A                          3,850     95,596             0.0%
*                 Liberty Media Corp.-Liberty Braves Class B                             93      2,407             0.0%
*                 Liberty Media Corp.-Liberty Braves Class C                          8,071    197,901             0.0%
#*                Liberty Media Corp.-Liberty Formula One Class A                     9,627    326,452             0.0%
*                 Liberty Media Corp.-Liberty Formula One Class B                       234      7,974             0.0%
#*                Liberty Media Corp.-Liberty Formula One Class C                    20,179    706,669             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class A                       38,509  1,467,193             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class B                          936     36,476             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class C                       80,719  3,066,515             0.1%
                  Liberty Tax, Inc.                                                   5,220     73,341             0.0%
*                 Liberty TripAdvisor Holdings, Inc. Class A                         93,503  1,374,494             0.0%
*                 Liberty TripAdvisor Holdings, Inc. Class B                            436      6,300             0.0%
#*                Liberty Ventures Series A                                          39,026  2,101,550             0.1%
                  Lifetime Brands, Inc.                                              22,679    435,437             0.0%
#*                Lindblad Expeditions Holdings, Inc.                                 1,133     10,764             0.0%
#                 Lions Gate Entertainment Corp. Class A                             32,843    859,501             0.0%
#*                Lions Gate Entertainment Corp. Class B                             23,544    561,524             0.0%
#                 Lithia Motors, Inc. Class A                                        33,623  3,212,678             0.1%
#*                Live Nation Entertainment, Inc.                                    69,495  2,234,959             0.1%
*                 LKQ Corp.                                                          56,098  1,752,502             0.1%
                  Lowe's Cos., Inc.                                                  66,542  5,648,085             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*                 Luby's, Inc.                                                       40,905 $  120,261             0.0%
#*                Lululemon Athletica, Inc.                                          10,200    530,400             0.0%
#*                Lumber Liquidators Holdings, Inc.                                   5,098    125,156             0.0%
*                 M/I Homes, Inc.                                                    42,211  1,146,451             0.0%
                  Macy's, Inc.                                                       46,700  1,364,574             0.0%
*                 Madison Square Garden Co. (The) Class A                            27,607  5,570,264             0.1%
#*                Malibu Boats, Inc. Class A                                          8,684    200,079             0.0%
                  Marcus Corp. (The)                                                 21,411    723,692             0.0%
                  Marine Products Corp.                                              15,913    190,319             0.0%
*                 MarineMax, Inc.                                                    48,236    981,603             0.0%
                  Marriott International, Inc. Class A                               10,358    978,002             0.0%
#                 Marriott Vacations Worldwide Corp.                                 49,997  5,508,669             0.1%
                  Mattel, Inc.                                                       27,565    618,007             0.0%
#*                McClatchy Co. (The) Class A                                        10,395    112,058             0.0%
                  McDonald's Corp.                                                    2,590    362,419             0.0%
#                 MDC Holdings, Inc.                                                 97,074  3,010,265             0.1%
(degree)          Media General, Inc.                                                38,825     73,768             0.0%
#                 Meredith Corp.                                                     54,494  3,190,624             0.1%
*                 Meritage Homes Corp.                                               87,210  3,396,829             0.1%
                  MGM Resorts International                                         152,992  4,698,384             0.1%
#*                Michael Kors Holdings, Ltd.                                         7,681    286,732             0.0%
#*                Michaels Cos., Inc. (The)                                          20,089    469,279             0.0%
*                 Modine Manufacturing Co.                                           84,275  1,019,727             0.0%
*                 Mohawk Industries, Inc.                                            13,679  3,211,692             0.1%
*                 Monarch Casino & Resort, Inc.                                       5,624    165,739             0.0%
#                 Monro Muffler Brake, Inc.                                          17,954    930,915             0.0%
#*                Motorcar Parts of America, Inc.                                    23,531    713,460             0.0%
                  Movado Group, Inc.                                                 21,143    494,746             0.0%
*                 MSG Networks, Inc. Class A                                         34,736    866,663             0.0%
#*                Murphy USA, Inc.                                                   35,555  2,473,561             0.1%
                  NACCO Industries, Inc. Class A                                      9,759    826,099             0.0%
*                 Nathan's Famous, Inc.                                               4,306    293,669             0.0%
                  National American University Holdings, Inc.                           579      1,442             0.0%
                  National CineMedia, Inc.                                           26,421    313,617             0.0%
#*                Nautilus, Inc.                                                     50,709    922,904             0.0%
                  New Media Investment Group, Inc.                                   23,158    304,759             0.0%
*                 New York & Co., Inc.                                               65,226    108,927             0.0%
                  New York Times Co. (The) Class A                                  175,209  2,531,770             0.1%
                  Newell Brands, Inc.                                                32,482  1,550,691             0.0%
                  News Corp. Class A                                                150,736  1,917,362             0.1%
                  News Corp. Class B                                                 65,934    857,142             0.0%
#                 Nexstar Media Group, Inc.                                          31,588  2,179,572             0.1%
#                 NIKE, Inc. Class B                                                  4,800    265,968             0.0%
                  Nobility Homes, Inc.                                                1,284     20,384             0.0%
#                 Nordstrom, Inc.                                                    17,604    849,745             0.0%
#*                Norwegian Cruise Line Holdings, Ltd.                               31,043  1,674,149             0.0%
                  Nutrisystem, Inc.                                                  24,845  1,327,965             0.0%
*                 NVR, Inc.                                                             830  1,752,337             0.1%
#*                O'Reilly Automotive, Inc.                                           9,113  2,261,391             0.1%
                  Office Depot, Inc.                                                809,121  4,021,331             0.1%
#*                Ollie's Bargain Outlet Holdings, Inc.                              70,648  2,705,818             0.1%
#                 Omnicom Group, Inc.                                                20,779  1,706,371             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#*                Overstock.com, Inc.                                                55,582 $  964,348             0.0%
                  Oxford Industries, Inc.                                            21,706  1,258,514             0.0%
                  P&F Industries, Inc. Class A                                        2,014     13,876             0.0%
*                 Panera Bread Co. Class A                                            4,800  1,500,864             0.0%
#                 Papa John's International, Inc.                                     7,165    566,465             0.0%
#*                Papa Murphy's Holdings, Inc.                                        7,233     35,297             0.0%
#*                Party City Holdco, Inc.                                            19,907    318,512             0.0%
#*                Penn National Gaming, Inc.                                         52,470    969,646             0.0%
                  Penske Automotive Group, Inc.                                     105,632  5,039,703             0.1%
*                 Perfumania Holdings, Inc.                                           3,665      3,848             0.0%
*                 Perry Ellis International, Inc.                                    17,492    358,936             0.0%
                  PetMed Express, Inc.                                               21,612    499,237             0.0%
#                 Pier 1 Imports, Inc.                                              149,137  1,005,183             0.0%
*                 Pinnacle Entertainment, Inc.                                       19,407    399,202             0.0%
#                 Planet Fitness, Inc. Class A                                       26,471    550,597             0.0%
#                 Polaris Industries, Inc.                                            9,939    847,399             0.0%
#                 Pool Corp.                                                         11,818  1,413,669             0.0%
*                 Potbelly Corp.                                                     12,537    174,891             0.0%
*                 Priceline Group, Inc. (The)                                         1,900  3,508,958             0.1%
                  PulteGroup, Inc.                                                  240,515  5,452,475             0.1%
                  PVH Corp.                                                          43,237  4,368,234             0.1%
*                 QEP Co., Inc.                                                       1,500     34,485             0.0%
#*                Radio One, Inc. Class D                                            39,577    118,731             0.0%
#                 Ralph Lauren Corp.                                                  9,892    798,482             0.0%
                  RCI Hospitality Holdings, Inc.                                     20,006    332,900             0.0%
*                 Reading International, Inc. Class A                                30,798    484,453             0.0%
*                 Red Lion Hotels Corp.                                              31,299    203,444             0.0%
#*                Red Robin Gourmet Burgers, Inc.                                    21,266  1,249,377             0.0%
#                 Regal Entertainment Group Class A                                  17,494    386,093             0.0%
*                 Regis Corp.                                                        68,795    750,553             0.0%
#                 Rent-A-Center, Inc.                                                65,105    695,972             0.0%
#*                RH                                                                 10,556    506,371             0.0%
                  Rocky Brands, Inc.                                                  9,423    133,807             0.0%
                  Ross Stores, Inc.                                                  23,632  1,536,080             0.0%
                  Royal Caribbean Cruises, Ltd.                                      30,080  3,206,528             0.1%
*                 Ruby Tuesday, Inc.                                                 91,843    234,200             0.0%
                  Ruth's Hospitality Group, Inc.                                     50,925  1,013,407             0.0%
                  Salem Media Group, Inc.                                            22,144    169,402             0.0%
#*                Sally Beauty Holdings, Inc.                                        20,174    383,709             0.0%
                  Scholastic Corp.                                                   50,444  2,180,694             0.1%
#*                Scientific Games Corp. Class A                                     21,710    515,612             0.0%
#                 Scripps Networks Interactive, Inc. Class A                          5,300    396,016             0.0%
*                 Sears Hometown and Outlet Stores, Inc.                              1,071      3,588             0.0%
#                 SeaWorld Entertainment, Inc.                                      126,883  2,224,259             0.1%
#*                Select Comfort Corp.                                               40,444  1,249,720             0.0%
#*                Sequential Brands Group, Inc.                                       2,686      9,052             0.0%
#                 Service Corp. International                                        73,348  2,363,273             0.1%
#*                ServiceMaster Global Holdings, Inc.                                34,770  1,324,737             0.0%
*                 Shiloh Industries, Inc.                                            21,831    268,521             0.0%
                  Shoe Carnival, Inc.                                                25,961    658,631             0.0%
#*                Shutterfly, Inc.                                                   42,422  2,201,702             0.1%
#                 Signet Jewelers, Ltd.                                              15,756  1,037,375             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#                 Sinclair Broadcast Group, Inc. Class A                             52,013 $2,051,913             0.1%
#                 Sirius XM Holdings, Inc.                                          124,278    615,176             0.0%
#                 Six Flags Entertainment Corp.                                      16,495  1,032,752             0.0%
*                 Skechers U.S.A., Inc. Class A                                     113,986  2,878,146             0.1%
#*                Skyline Corp.                                                       8,700     53,592             0.0%
#                 Sonic Automotive, Inc. Class A                                     62,520  1,225,392             0.0%
#                 Sonic Corp.                                                        28,283    760,247             0.0%
*                 Sotheby's                                                          58,473  2,769,281             0.1%
                  Spartan Motors, Inc.                                               48,295    398,434             0.0%
                  Speedway Motorsports, Inc.                                         57,549  1,038,759             0.0%
#*                Sportsman's Warehouse Holdings, Inc.                               19,810     81,023             0.0%
#                 Stage Stores, Inc.                                                 52,572    151,407             0.0%
                  Standard Motor Products, Inc.                                      35,061  1,782,151             0.1%
                  Stanley Furniture Co., Inc.                                        13,731     15,653             0.0%
                  Staples, Inc.                                                     377,966  3,692,728             0.1%
#                 Stein Mart, Inc.                                                   59,443    146,824             0.0%
#*                Steven Madden, Ltd.                                                83,527  3,178,202             0.1%
*                 Stoneridge, Inc.                                                   61,626  1,208,486             0.0%
                  Strattec Security Corp.                                             6,011    193,254             0.0%
                  Strayer Education, Inc.                                            21,714  1,882,821             0.1%
#                 Sturm Ruger & Co., Inc.                                            16,895  1,021,303             0.0%
                  Superior Industries International, Inc.                            32,275    701,981             0.0%
                  Superior Uniform Group, Inc.                                       22,099    403,086             0.0%
*                 Sypris Solutions, Inc.                                             17,625     18,859             0.0%
#                 Tailored Brands, Inc.                                               7,899     97,395             0.0%
*                 Tandy Leather Factory, Inc.                                        17,438    152,583             0.0%
                  Target Corp.                                                       52,314  2,921,737             0.1%
*                 Taylor Morrison Home Corp. Class A                                 29,604    683,852             0.0%
                  TEGNA, Inc.                                                       177,630  4,526,012             0.1%
#*                Tempur Sealy International, Inc.                                   13,378    628,097             0.0%
#                 Tenneco, Inc.                                                      13,200    831,996             0.0%
#*                Tesla, Inc.                                                           697    218,907             0.0%
#                 Texas Roadhouse, Inc.                                              39,134  1,834,602             0.1%
                  Thor Industries, Inc.                                              35,911  3,453,920             0.1%
#                 Tiffany & Co.                                                      15,364  1,408,111             0.0%
#                 Tile Shop Holdings, Inc.                                            8,169    174,408             0.0%
                  Tilly's, Inc. Class A                                               4,855     46,414             0.0%
                  Time Warner, Inc.                                                  94,912  9,421,914             0.2%
                  Time, Inc.                                                        145,835  2,216,692             0.1%
                  TJX Cos., Inc. (The)                                               10,244    805,588             0.0%
#                 Toll Brothers, Inc.                                               168,226  6,054,454             0.1%
*                 TopBuild Corp.                                                     41,376  2,118,037             0.1%
                  Tower International, Inc.                                          28,229    765,006             0.0%
*                 Town Sports International Holdings, Inc.                           12,510     48,789             0.0%
                  Tractor Supply Co.                                                 17,500  1,083,425             0.0%
*                 Trans World Entertainment Corp.                                     1,500      2,850             0.0%
*                 TRI Pointe Group, Inc.                                            241,024  3,000,749             0.1%
                  Tribune Media Co. Class A                                          21,486    785,528             0.0%
#*                TripAdvisor, Inc.                                                  14,450    650,394             0.0%
#*                tronc, Inc.                                                         5,436     77,952             0.0%
#*                Tuesday Morning Corp.                                              57,924    188,253             0.0%
#                 Tupperware Brands Corp.                                             6,900    495,489             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Consumer Discretionary -- (Continued)
                  Twenty-First Century Fox, Inc. Class A                             85,500 $  2,611,170             0.1%
                  Twenty-First Century Fox, Inc. Class B                             23,700      707,682             0.0%
*                 UCP, Inc. Class A                                                   5,885       67,383             0.0%
*                 Ulta Salon Cosmetics & Fragrance, Inc.                             10,973    3,088,241             0.1%
#*                Under Armour, Inc. Class A                                         11,332      243,525             0.0%
#*                Under Armour, Inc. Class C                                         11,412      221,507             0.0%
*                 Unifi, Inc.                                                        23,080      647,856             0.0%
#*                Universal Electronics, Inc.                                        16,500    1,143,450             0.0%
                  Universal Technical Institute, Inc.                                22,884       82,840             0.0%
#*                Urban Outfitters, Inc.                                             92,422    2,114,615             0.1%
*                 US Auto Parts Network, Inc.                                        26,854       97,480             0.0%
                  Vail Resorts, Inc.                                                  6,250    1,235,375             0.0%
#*                Vera Bradley, Inc.                                                 46,851      428,687             0.0%
#                 VF Corp.                                                           13,052      713,031             0.0%
#                 Viacom, Inc. Class A                                                2,734      121,936             0.0%
                  Viacom, Inc. Class B                                               64,566    2,747,929             0.1%
#*                Vince Holding Corp.                                                18,924       18,924             0.0%
*                 Vista Outdoor, Inc.                                                73,020    1,428,271             0.0%
*                 Visteon Corp.                                                      34,040    3,504,418             0.1%
*                 Vitamin Shoppe, Inc.                                               47,053      908,123             0.0%
*                 VOXX International Corp.                                           36,528      237,432             0.0%
                  Walt Disney Co. (The)                                             118,253   13,670,047             0.3%
*                 Weight Watchers International, Inc.                                 6,975      145,638             0.0%
                  Wendy's Co. (The)                                                 221,091    3,258,881             0.1%
*                 West Marine, Inc.                                                  38,812      425,380             0.0%
                  Weyco Group, Inc.                                                  10,680      298,613             0.0%
#                 Whirlpool Corp.                                                    17,108    3,176,613             0.1%
#*                William Lyon Homes Class A                                         26,127      574,794             0.0%
#                 Williams-Sonoma, Inc.                                              54,813    2,962,643             0.1%
#                 Wingstop, Inc.                                                      3,080       90,644             0.0%
                  Winmark Corp.                                                       3,672      474,055             0.0%
                  Winnebago Industries, Inc.                                         58,248    1,671,718             0.0%
                  Wolverine World Wide, Inc.                                        133,247    3,212,585             0.1%
#                 Wyndham Worldwide Corp.                                            20,878    1,989,882             0.1%
#                 Wynn Resorts, Ltd.                                                  2,100      258,321             0.0%
*                 ZAGG, Inc.                                                         64,087      455,018             0.0%
#*                Zumiez, Inc.                                                       45,269      812,579             0.0%
                                                                                            ------------ ---------------
Total Consumer Discretionary                                                                 641,812,551            14.4%
                                                                                            ------------ ---------------
Consumer Staples -- (4.0%)
                  Alico, Inc.                                                        10,288      308,126             0.0%
*                 Alliance One International, Inc.                                   13,912      191,290             0.0%
                  Altria Group, Inc.                                                 13,203      947,711             0.0%
                  Andersons, Inc. (The)                                              47,471    1,773,042             0.1%
                  Archer-Daniels-Midland Co.                                         75,840    3,469,680             0.1%
#*                Avon Products, Inc.                                               165,395      802,166             0.0%
#                 B&G Foods, Inc.                                                    40,875    1,716,750             0.0%
#*                Blue Buffalo Pet Products, Inc.                                    29,057      716,255             0.0%
#*                Boston Beer Co., Inc. (The) Class A                                 3,985      575,235             0.0%
*                 Bridgford Foods Corp.                                               3,414       42,402             0.0%
                  Brown-Forman Corp. Class A                                          7,616      366,025             0.0%
#                 Brown-Forman Corp. Class B                                          4,922      232,909             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Consumer Staples -- (Continued)
                  Bunge, Ltd.                                                        99,844 $7,890,671             0.2%
#                 Cal-Maine Foods, Inc.                                              44,448  1,677,912             0.0%
#                 Calavo Growers, Inc.                                               11,046    724,618             0.0%
#                 Casey's General Stores, Inc.                                       17,684  1,981,846             0.1%
*                 CCA Industries, Inc.                                                4,700     15,158             0.0%
#*                Central Garden & Pet Co.                                           20,939    791,494             0.0%
*                 Central Garden & Pet Co. Class A                                   49,930  1,759,034             0.1%
#*                Chefs' Warehouse, Inc. (The)                                       34,429    469,956             0.0%
#                 Church & Dwight Co., Inc.                                          20,030    992,086             0.0%
#                 Coca-Cola Bottling Co. Consolidated                                 9,412  1,994,026             0.1%
*                 Coffee Holding Co., Inc.                                            1,900      9,348             0.0%
                  Conagra Brands, Inc.                                               25,303    981,250             0.0%
                  Constellation Brands, Inc. Class A                                  9,086  1,567,698             0.0%
                  Constellation Brands, Inc. Class B                                  1,214    209,688             0.0%
                  Costco Wholesale Corp.                                             12,989  2,305,807             0.1%
#                 Coty, Inc. Class A                                                 68,940  1,230,579             0.0%
#*                Craft Brew Alliance, Inc.                                          29,866    406,178             0.0%
*                 Crimson Wine Group, Ltd.                                            7,007     72,172             0.0%
                  CVS Health Corp.                                                  102,304  8,433,942             0.2%
*                 Darling Ingredients, Inc.                                         227,673  3,444,692             0.1%
#                 Dean Foods Co.                                                    166,745  3,291,546             0.1%
                  Dr Pepper Snapple Group, Inc.                                      17,376  1,592,510             0.0%
#*                Edgewell Personal Care Co.                                         45,537  3,255,440             0.1%
                  Energizer Holdings, Inc.                                            9,398    556,644             0.0%
#*                Farmer Brothers Co.                                                20,997    745,394             0.0%
#                 Flowers Foods, Inc.                                               101,301  1,986,513             0.1%
                  Fresh Del Monte Produce, Inc.                                      82,609  5,063,932             0.1%
                  General Mills, Inc.                                                16,200    931,662             0.0%
#*                Hain Celestial Group, Inc. (The)                                   60,685  2,244,738             0.1%
#*                Herbalife, Ltd.                                                    12,245    774,619             0.0%
#                 Hormel Foods Corp.                                                 45,106  1,582,318             0.0%
*                 Hostess Brands, Inc.                                                3,029     51,917             0.0%
*                 HRG Group, Inc.                                                    68,168  1,364,042             0.0%
                  Ingles Markets, Inc. Class A                                       23,613  1,102,727             0.0%
                  Ingredion, Inc.                                                    30,117  3,729,087             0.1%
                  Inter Parfums, Inc.                                                37,212  1,412,195             0.0%
#*                Inventure Foods, Inc.                                               1,791      6,627             0.0%
                  J&J Snack Foods Corp.                                              16,467  2,216,129             0.1%
                  JM Smucker Co. (The)                                               28,815  3,651,437             0.1%
#                 John B. Sanfilippo & Son, Inc.                                     10,938    803,943             0.0%
                  Kraft Heinz Co. (The)                                              60,031  5,426,202             0.1%
                  Kroger Co. (The)                                                   45,015  1,334,695             0.0%
                  Lamb Weston Holdings, Inc.                                          5,072    211,756             0.0%
#                 Lancaster Colony Corp.                                             10,957  1,379,486             0.0%
*                 Landec Corp.                                                       52,000    715,000             0.0%
*                 Lifevantage Corp.                                                   2,000      9,920             0.0%
#*                Lifeway Foods, Inc.                                                 4,839     46,454             0.0%
#                 Limoneira Co.                                                       2,554     52,817             0.0%
                  Mannatech, Inc.                                                     2,569     40,205             0.0%
#                 McCormick & Co., Inc. Non-Voting                                    9,862    985,214             0.0%
#                 McCormick & Co., Inc. Voting                                        1,064    105,911             0.0%
                  Medifast, Inc.                                                     19,819    918,016             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Consumer Staples -- (Continued)
#                 MGP Ingredients, Inc.                                              29,831 $ 1,561,951             0.0%
                  Molson Coors Brewing Co. Class A                                      534      50,997             0.0%
                  Molson Coors Brewing Co. Class B                                   28,628   2,745,139             0.1%
                  Mondelez International, Inc. Class A                              122,956   5,536,709             0.1%
*                 Monster Beverage Corp.                                              7,200     326,736             0.0%
#                 National Beverage Corp.                                            27,000   2,391,930             0.1%
*                 Natural Alternatives International, Inc.                            8,015      78,146             0.0%
#*                Natural Grocers by Vitamin Cottage, Inc.                           15,356     167,995             0.0%
#                 Natural Health Trends Corp.                                           995      28,537             0.0%
                  Nature's Sunshine Products, Inc.                                    1,303      13,160             0.0%
#                 Nu Skin Enterprises, Inc. Class A                                  21,956   1,212,630             0.0%
                  Nutraceutical International Corp.                                  14,516     460,157             0.0%
                  Oil-Dri Corp. of America                                            7,273     295,938             0.0%
                  Omega Protein Corp.                                                40,196     809,949             0.0%
#                 Orchids Paper Products Co.                                         13,352     325,121             0.0%
                  PepsiCo, Inc.                                                       9,195   1,041,610             0.0%
*                 Performance Food Group Co.                                         22,241     553,801             0.0%
                  Philip Morris International, Inc.                                  36,900   4,089,996             0.1%
#                 Pilgrim's Pride Corp.                                              49,432   1,283,255             0.0%
                  Pinnacle Foods, Inc.                                               41,568   2,417,179             0.1%
#*                Post Holdings, Inc.                                                79,107   6,660,018             0.2%
#                 PriceSmart, Inc.                                                   10,193     886,281             0.0%
#*                Primo Water Corp.                                                  13,032     155,993             0.0%
                  Procter & Gamble Co. (The)                                        103,497   9,038,393             0.2%
#*                Revlon, Inc. Class A                                               15,564     403,886             0.0%
                  Reynolds American, Inc.                                            41,710   2,690,295             0.1%
*                 Rite Aid Corp.                                                     87,461     349,844             0.0%
                  Rocky Mountain Chocolate Factory, Inc.                              5,450      70,741             0.0%
#                 Sanderson Farms, Inc.                                              37,959   4,394,893             0.1%
                  Seaboard Corp.                                                        535   2,265,195             0.1%
*                 Seneca Foods Corp. Class A                                         12,820     476,904             0.0%
*                 Seneca Foods Corp. Class B                                          1,251      50,666             0.0%
#*                Smart & Final Stores, Inc.                                            764       9,015             0.0%
#                 Snyder's-Lance, Inc.                                               81,639   2,878,591             0.1%
                  SpartanNash Co.                                                    56,160   2,066,688             0.1%
#                 Spectrum Brands Holdings, Inc.                                      9,827   1,412,435             0.0%
#*                Sprouts Farmers Market, Inc.                                       30,133     672,267             0.0%
*                 SUPERVALU, Inc.                                                   103,678     425,080             0.0%
*                 Tofutti Brands, Inc.                                                  799       1,606             0.0%
#                 Tootsie Roll Industries, Inc.                                      21,061     786,628             0.0%
#*                TreeHouse Foods, Inc.                                              75,969   6,654,884             0.2%
                  Tyson Foods, Inc. Class A                                          47,445   3,048,816             0.1%
#*                United Natural Foods, Inc.                                         74,354   3,087,922             0.1%
                  United-Guardian, Inc.                                               1,872      26,395             0.0%
#                 Universal Corp.                                                    39,312   2,887,466             0.1%
*                 USANA Health Sciences, Inc.                                        18,710   1,063,664             0.0%
#                 Vector Group, Ltd.                                                 28,920     628,142             0.0%
                  Village Super Market, Inc. Class A                                 10,231     269,996             0.0%
                  Wal-Mart Stores, Inc.                                             198,213  14,901,653             0.3%
                  Walgreens Boots Alliance, Inc.                                     96,800   8,377,072             0.2%
#                 WD-40 Co.                                                           7,242     759,324             0.0%
                  Weis Markets, Inc.                                                 33,709   1,948,717             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Consumer Staples -- (Continued)
#                 Whole Foods Market, Inc.                                           52,623 $  1,913,899             0.1%
                                                                                            ------------ ---------------
Total Consumer Staples                                                                       202,343,147             4.6%
                                                                                            ------------ ---------------
Energy -- (6.1%)
#*                Abraxas Petroleum Corp.                                            19,403       36,284             0.0%
                  Adams Resources & Energy, Inc.                                      5,276      214,311             0.0%
                  Alon USA Energy, Inc.                                             101,614    1,228,513             0.0%
                  Anadarko Petroleum Corp.                                           33,696    1,921,346             0.1%
#*                Antero Resources Corp.                                             44,950      952,491             0.0%
#                 Apache Corp.                                                       40,827    1,985,825             0.1%
#*                Approach Resources, Inc.                                            1,047        2,167             0.0%
                  Archrock, Inc.                                                     74,370      877,566             0.0%
#                 Ardmore Shipping Corp.                                              3,093       23,971             0.0%
#*                Atwood Oceanics, Inc.                                             102,478      802,403             0.0%
                  Baker Hughes, Inc.                                                 55,395    3,288,801             0.1%
*                 Barnwell Industries, Inc.                                           7,497       14,319             0.0%
#*                Bill Barrett Corp.                                                 64,057      245,979             0.0%
#                 Bristow Group, Inc.                                                41,007      548,264             0.0%
#                 Cabot Oil & Gas Corp.                                              37,044      860,903             0.0%
#*                Callon Petroleum Co.                                              132,100    1,564,064             0.0%
#*                CARBO Ceramics, Inc.                                                8,479       58,251             0.0%
                  Cheniere Energy Partners L.P. Holdings LLC                          5,237      134,486             0.0%
#*                Cheniere Energy, Inc.                                               7,686      348,560             0.0%
#*                Chesapeake Energy Corp.                                           111,028      584,007             0.0%
                  Chevron Corp.                                                     222,498   23,740,537             0.5%
                  Cimarex Energy Co.                                                  9,239    1,078,007             0.0%
#*                Clayton Williams Energy, Inc.                                      18,832    2,351,489             0.1%
*                 Clean Energy Fuels Corp.                                           62,758      153,130             0.0%
*                 Cloud Peak Energy, Inc.                                            78,591      264,852             0.0%
#*                Cobalt International Energy, Inc.                                  81,030       31,691             0.0%
#*                Concho Resources, Inc.                                             14,935    1,891,667             0.1%
                  ConocoPhillips                                                    152,715    7,316,576             0.2%
#*                CONSOL Energy, Inc.                                               292,878    4,445,888             0.1%
*                 Contango Oil & Gas Co.                                             35,331      252,970             0.0%
#*                Continental Resources, Inc.                                        18,071      766,391             0.0%
#                 Core Laboratories NV                                                7,352      814,749             0.0%
#                 CVR Energy, Inc.                                                   30,742      672,942             0.0%
*                 Dawson Geophysical Co.                                             23,733      119,377             0.0%
                  Delek US Holdings, Inc.                                            88,382    2,127,355             0.1%
#*                Denbury Resources, Inc.                                           484,869    1,076,409             0.0%
                  Devon Energy Corp.                                                 13,078      516,450             0.0%
#                 DHT Holdings, Inc.                                                138,015      661,092             0.0%
#*                Diamond Offshore Drilling, Inc.                                   153,676    2,216,008             0.1%
#*                Diamondback Energy, Inc.                                           10,793    1,077,573             0.0%
#*                Dorian LPG, Ltd.                                                    9,118       82,883             0.0%
#*                Dril-Quip, Inc.                                                    63,931    3,295,643             0.1%
*                 Eclipse Resources Corp.                                            52,874      106,277             0.0%
*                 Energen Corp.                                                      14,552      756,558             0.0%
*                 ENGlobal Corp.                                                     25,261       40,670             0.0%
#                 EnLink Midstream LLC                                              136,122    2,511,451             0.1%
#                 Ensco P.L.C. Class A                                              428,032    3,377,172             0.1%
                  EOG Resources, Inc.                                                28,939    2,676,857             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Energy -- (Continued)
#*                EP Energy Corp. Class A                                            43,409 $   196,209             0.0%
*                 Era Group, Inc.                                                    28,008     355,982             0.0%
                  Evolution Petroleum Corp.                                          17,145     137,160             0.0%
*                 Exterran Corp.                                                     48,103   1,316,579             0.0%
                  Exxon Mobil Corp.                                                 296,620  24,219,023             0.6%
#*                Forum Energy Technologies, Inc.                                   189,136   3,196,398             0.1%
#                 Frank's International NV                                           34,910     317,681             0.0%
                  GasLog, Ltd.                                                       57,896     810,544             0.0%
#*                Gastar Exploration, Inc.                                          101,632     133,138             0.0%
#*                Geospace Technologies Corp.                                        11,088     183,396             0.0%
                  Green Plains, Inc.                                                 46,043   1,058,989             0.0%
                  Gulf Island Fabrication, Inc.                                      22,632     225,188             0.0%
*                 Gulfport Energy Corp.                                             129,494   2,056,365             0.1%
                  Hallador Energy Co.                                                 4,268      28,553             0.0%
                  Halliburton Co.                                                    38,866   1,783,172             0.0%
*                 Helix Energy Solutions Group, Inc.                                234,990   1,438,139             0.0%
#                 Helmerich & Payne, Inc.                                            52,910   3,208,462             0.1%
                  Hess Corp.                                                        115,233   5,626,827             0.1%
#                 HollyFrontier Corp.                                               209,453   5,894,007             0.1%
#*                Hornbeck Offshore Services, Inc.                                   46,873     159,837             0.0%
*                 International Seaways, Inc.                                         3,326      64,292             0.0%
#*                ION Geophysical Corp.                                              11,700      50,310             0.0%
#*                Jones Energy, Inc. Class A                                          3,724       7,448             0.0%
                  Kinder Morgan, Inc.                                               165,404   3,412,285             0.1%
#*                Kosmos Energy, Ltd.                                               338,790   2,036,128             0.1%
#*                Laredo Petroleum, Inc.                                             43,555     560,117             0.0%
#                 Marathon Oil Corp.                                                297,059   4,417,267             0.1%
                  Marathon Petroleum Corp.                                           79,270   4,038,014             0.1%
*                 Matrix Service Co.                                                 43,035     505,661             0.0%
*                 McDermott International, Inc.                                     327,276   2,140,385             0.1%
*                 Mitcham Industries, Inc.                                           22,567     107,193             0.0%
#                 Murphy Oil Corp.                                                  203,591   5,330,012             0.1%
                  Nabors Industries, Ltd.                                           366,821   3,792,929             0.1%
#                 National Oilwell Varco, Inc.                                      141,370   4,943,709             0.1%
*                 Natural Gas Services Group, Inc.                                   24,515     671,711             0.0%
*                 Newfield Exploration Co.                                            7,847     271,663             0.0%
*                 Newpark Resources, Inc.                                           198,215   1,516,345             0.0%
#                 Noble Corp. P.L.C.                                                314,663   1,510,382             0.0%
#                 Noble Energy, Inc.                                                175,580   5,676,501             0.1%
#                 Nordic American Offshore, Ltd.                                        239         227             0.0%
#                 Nordic American Tankers, Ltd.                                      27,665     229,620             0.0%
#*                Northern Oil and Gas, Inc.                                         55,846     125,654             0.0%
*                 Oasis Petroleum, Inc.                                             295,929   3,533,392             0.1%
                  Occidental Petroleum Corp.                                         47,367   2,914,965             0.1%
                  Oceaneering International, Inc.                                   127,847   3,373,882             0.1%
*                 Oil States International, Inc.                                     93,470   2,780,732             0.1%
                  ONEOK, Inc.                                                        18,514     974,022             0.0%
                  Overseas Shipholding Group, Inc. Class A                            5,822      21,192             0.0%
#*                Pacific Drilling SA                                                 1,989       3,381             0.0%
                  Panhandle Oil and Gas, Inc. Class A                                27,323     517,771             0.0%
#*                Par Pacific Holdings, Inc.                                         26,273     430,089             0.0%
*                 Parker Drilling Co.                                               169,933     280,389             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Energy -- (Continued)
*                 Parsley Energy, Inc. Class A                                       59,930 $  1,785,315             0.0%
                  Patterson-UTI Energy, Inc.                                        204,087    4,417,463             0.1%
#                 PBF Energy, Inc. Class A                                          180,491    4,028,559             0.1%
*                 PDC Energy, Inc.                                                   80,200    4,429,446             0.1%
#*                PetroQuest Energy, Inc.                                             9,150       21,503             0.0%
*                 PHI, Inc. Non-Voting                                               19,300      226,389             0.0%
*                 PHI, Inc. Voting                                                    1,053       12,215             0.0%
                  Phillips 66                                                        70,706    5,625,369             0.1%
*                 Pioneer Energy Services Corp.                                     143,807      438,611             0.0%
                  Pioneer Natural Resources Co.                                       8,662    1,498,439             0.0%
*                 QEP Resources, Inc.                                               295,952    3,495,193             0.1%
#                 Range Resources Corp.                                              81,374    2,155,597             0.1%
#*                Renewable Energy Group, Inc.                                       94,220      984,599             0.0%
#*                REX American Resources Corp.                                        9,639      912,621             0.0%
*                 Rice Energy, Inc.                                                 222,418    4,735,279             0.1%
*                 RigNet, Inc.                                                       18,417      360,973             0.0%
#*                Ring Energy, Inc.                                                  11,677      140,124             0.0%
#*                Rowan Cos. P.L.C. Class A                                         174,129    2,449,995             0.1%
#                 RPC, Inc.                                                          47,444      862,057             0.0%
*                 RSP Permian, Inc.                                                  93,468    3,556,457             0.1%
                  Schlumberger, Ltd.                                                 75,956    5,513,646             0.1%
#                 Scorpio Tankers, Inc.                                             368,085    1,619,574             0.0%
#*                SEACOR Holdings, Inc.                                              33,908    2,226,399             0.1%
                  SemGroup Corp. Class A                                             84,729    2,821,476             0.1%
#                 Ship Finance International, Ltd.                                  102,242    1,436,500             0.0%
#                 SM Energy Co.                                                     116,566    2,633,226             0.1%
#*                Southwestern Energy Co.                                           124,379      934,086             0.0%
#*                SRC Energy, Inc.                                                  289,003    2,179,083             0.1%
#*                Superior Energy Services, Inc.                                    212,226    2,563,690             0.1%
                  Targa Resources Corp.                                              66,175    3,648,228             0.1%
*                 TechnipFMC P.L.C.                                                 162,374    4,892,329             0.1%
#                 Teekay Corp.                                                       35,340      306,751             0.0%
#                 Teekay Tankers, Ltd. Class A                                      107,540      220,457             0.0%
*                 Tesco Corp.                                                       102,309      670,124             0.0%
#                 Tesoro Corp.                                                      121,066    9,650,171             0.2%
#*                TETRA Technologies, Inc.                                          136,770      455,444             0.0%
#*                Tidewater, Inc.                                                    48,965       42,918             0.0%
#*                Transocean, Ltd.                                                  459,768    5,071,241             0.1%
*                 Unit Corp.                                                         86,576    1,860,518             0.0%
#                 US Silica Holdings, Inc.                                           42,786    1,775,619             0.0%
*                 Vaalco Energy, Inc.                                                77,695       77,695             0.0%
                  Valero Energy Corp.                                               125,201    8,089,237             0.2%
#*                Weatherford International P.L.C.                                  413,738    2,387,268             0.1%
                  Western Refining, Inc.                                            156,068    5,382,785             0.1%
*                 Whiting Petroleum Corp.                                           420,463    3,489,843             0.1%
*                 Willbros Group, Inc.                                               80,929      222,555             0.0%
                  Williams Cos., Inc. (The)                                          21,384      654,992             0.0%
                  World Fuel Services Corp.                                          74,849    2,756,689             0.1%
*                 WPX Energy, Inc.                                                  502,974    6,000,480             0.1%
                                                                                            ------------ ---------------
Total Energy                                                                                 310,417,720             7.0%
                                                                                            ------------ ---------------

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (20.4%)
                  1st Constitution Bancorp                                              2,774 $    49,655             0.0%
                  1st Source Corp.                                                     40,229   1,943,463             0.1%
                  A-Mark Precious Metals, Inc.                                          5,846     102,948             0.0%
                  Access National Corp.                                                14,788     418,944             0.0%
                  Affiliated Managers Group, Inc.                                       6,030     998,508             0.0%
                  Aflac, Inc.                                                          50,561   3,786,008             0.1%
*                 Alleghany Corp.                                                       7,498   4,579,029             0.1%
                  Allied World Assurance Co. Holdings AG                              102,437   5,438,380             0.1%
                  Allstate Corp. (The)                                                 41,222   3,350,936             0.1%
#                 Ally Financial, Inc.                                                307,805   6,094,539             0.1%
*                 Ambac Financial Group, Inc.                                          50,082     973,093             0.0%
                  American Equity Investment Life Holding Co.                         150,598   3,572,185             0.1%
                  American Express Co.                                                 83,520   6,618,960             0.2%
                  American Financial Group, Inc.                                       70,607   6,870,767             0.2%
                  American International Group, Inc.                                   69,221   4,216,251             0.1%
                  American National Bankshares, Inc.                                    6,941     266,534             0.0%
                  American National Insurance Co.                                      21,575   2,522,549             0.1%
                  American River Bankshares                                             4,649      68,805             0.0%
                  Ameriprise Financial, Inc.                                           28,122   3,595,398             0.1%
                  Ameris Bancorp                                                       52,522   2,473,786             0.1%
                  AMERISAFE, Inc.                                                      26,331   1,515,349             0.0%
                  AmeriServ Financial, Inc.                                            17,822      72,179             0.0%
#                 Ames National Corp.                                                     900      27,810             0.0%
#                 AmTrust Financial Services, Inc.                                    140,078   2,248,252             0.1%
*                 Arch Capital Group, Ltd.                                             58,304   5,653,739             0.1%
                  Argo Group International Holdings, Ltd.                              44,536   2,937,149             0.1%
                  Arrow Financial Corp.                                                17,969     615,438             0.0%
#                 Arthur J Gallagher & Co.                                             14,066     785,023             0.0%
#                 Artisan Partners Asset Management, Inc. Class A                       6,265     183,565             0.0%
                  Aspen Insurance Holdings, Ltd.                                       84,541   4,425,721             0.1%
                  Associated Banc-Corp                                                168,126   4,186,337             0.1%
                  Assurant, Inc.                                                       30,132   2,899,904             0.1%
                  Assured Guaranty, Ltd.                                              200,009   7,626,343             0.2%
*                 Asta Funding, Inc.                                                    1,515      12,726             0.0%
                  Astoria Financial Corp.                                             208,818   4,257,799             0.1%
                  Atlantic American Corp.                                               5,179      20,457             0.0%
*                 Atlantic Coast Financial Corp.                                        4,319      33,559             0.0%
*                 Atlanticus Holdings Corp.                                            19,831      51,561             0.0%
*                 Atlas Financial Holdings, Inc.                                        3,399      44,017             0.0%
                  Auburn National Bancorporation, Inc.                                  1,260      42,449             0.0%
                  Axis Capital Holdings, Ltd.                                          73,442   4,839,828             0.1%
                  Baldwin & Lyons, Inc. Class A                                         1,285      30,069             0.0%
                  Baldwin & Lyons, Inc. Class B                                        13,262     324,919             0.0%
#                 Banc of California, Inc.                                             57,307   1,243,562             0.0%
                  BancFirst Corp.                                                      20,930   2,010,326             0.1%
*                 Bancorp, Inc. (The)                                                  53,534     345,294             0.0%
                  BancorpSouth, Inc.                                                  148,379   4,518,141             0.1%
                  Bank Mutual Corp.                                                    54,299     499,551             0.0%
                  Bank of America Corp.                                             1,204,998  28,124,653             0.6%
                  Bank of Commerce Holdings                                             5,615      63,169             0.0%
#                 Bank of Hawaii Corp.                                                 35,363   2,881,377             0.1%
                  Bank of Marin Bancorp                                                 3,938     248,685             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Financials -- (Continued)
                  Bank of New York Mellon Corp. (The)                                95,987 $ 4,517,148             0.1%
#                 Bank of the Ozarks, Inc.                                           61,778   2,932,602             0.1%
                  BankFinancial Corp.                                                35,242     520,877             0.0%
                  BankUnited, Inc.                                                  107,934   3,808,991             0.1%
                  Banner Corp.                                                       36,181   1,997,191             0.1%
                  Bar Harbor Bankshares                                              13,876     427,242             0.0%
                  BB&T Corp.                                                         95,749   4,134,442             0.1%
                  BCB Bancorp, Inc.                                                   7,110     112,338             0.0%
                  Beneficial Bancorp, Inc.                                           86,109   1,377,744             0.0%
*                 Berkshire Bancorp, Inc.                                             2,025      21,516             0.0%
                  Berkshire Hills Bancorp, Inc.                                      47,853   1,794,487             0.1%
                  BGC Partners, Inc. Class A                                        127,988   1,456,503             0.0%
                  BlackRock, Inc.                                                     5,883   2,262,425             0.1%
                  Blue Hills Bancorp, Inc.                                            1,744      31,566             0.0%
                  BNC Bancorp                                                        25,057     838,157             0.0%
#*                BofI Holding, Inc.                                                 60,340   1,441,523             0.0%
#                 BOK Financial Corp.                                                53,630   4,520,473             0.1%
                  Boston Private Financial Holdings, Inc.                           154,444   2,409,326             0.1%
                  Bridge Bancorp, Inc.                                                4,660     168,925             0.0%
                  Brookline Bancorp, Inc.                                           126,453   1,839,891             0.1%
                  Brown & Brown, Inc.                                                51,333   2,202,186             0.1%
                  Bryn Mawr Bank Corp.                                               28,689   1,230,758             0.0%
*                 BSB Bancorp, Inc.                                                   1,848      53,869             0.0%
                  C&F Financial Corp.                                                 2,186     109,300             0.0%
                  California First National Bancorp                                   6,388     105,402             0.0%
                  Camden National Corp.                                              19,957     853,162             0.0%
                  Capital Bank Financial Corp. Class A                               35,620   1,478,230             0.0%
                  Capital City Bank Group, Inc.                                      22,366     460,963             0.0%
                  Capital One Financial Corp.                                        70,527   5,668,960             0.1%
                  Capitol Federal Financial, Inc.                                   263,225   3,850,982             0.1%
*                 Cascade Bancorp                                                    43,702     326,891             0.0%
                  Cathay General Bancorp                                            105,629   4,019,183             0.1%
                  CBOE Holdings, Inc.                                                12,636   1,041,333             0.0%
                  CenterState Banks, Inc.                                            70,947   1,789,993             0.1%
                  Central Pacific Financial Corp.                                    40,925   1,280,134             0.0%
                  Century Bancorp, Inc. Class A                                       2,971     187,322             0.0%
                  Charles Schwab Corp. (The)                                         29,312   1,138,771             0.0%
                  Charter Financial Corp.                                             5,705     104,687             0.0%
                  Chemical Financial Corp.                                           74,929   3,555,381             0.1%
                  Chubb, Ltd.                                                        31,930   4,382,392             0.1%
#                 Cincinnati Financial Corp.                                         75,578   5,448,418             0.1%
#                 CIT Group, Inc.                                                    86,788   4,019,152             0.1%
                  Citigroup, Inc.                                                   312,527  18,476,596             0.4%
#                 Citizens & Northern Corp.                                             269       6,254             0.0%
                  Citizens Community Bancorp, Inc.                                    3,663      52,527             0.0%
                  Citizens Financial Group, Inc.                                    123,558   4,535,814             0.1%
                  Citizens First Corp.                                                1,000      20,735             0.0%
                  Citizens Holding Co.                                                2,106      50,228             0.0%
#*                Citizens, Inc.                                                     46,149     325,350             0.0%
                  City Holding Co.                                                   21,694   1,542,226             0.0%
#                 Clifton Bancorp, Inc.                                              39,340     656,978             0.0%
                  CME Group, Inc.                                                     7,314     849,814             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Financials -- (Continued)
#                 CNA Financial Corp.                                                18,368 $  831,336             0.0%
                  CNB Financial Corp.                                                12,102    289,117             0.0%
                  CNO Financial Group, Inc.                                         235,316  4,958,108             0.1%
                  CoBiz Financial, Inc.                                              65,133  1,070,135             0.0%
                  Codorus Valley Bancorp, Inc.                                        3,077     89,202             0.0%
#                 Cohen & Steers, Inc.                                               11,185    446,282             0.0%
                  Colony Bankcorp, Inc.                                               3,099     42,301             0.0%
                  Columbia Banking System, Inc.                                     119,458  4,719,786             0.1%
                  Comerica, Inc.                                                     76,472  5,406,570             0.1%
#                 Commerce Bancshares, Inc.                                          58,144  3,195,013             0.1%
                  Commercial National Financial Corp.                                 1,413     30,203             0.0%
#                 Community Bank System, Inc.                                        70,596  3,949,846             0.1%
                  Community Trust Bancorp, Inc.                                      24,914  1,119,884             0.0%
                  Community West Bancshares                                           2,000     20,300             0.0%
                  ConnectOne Bancorp, Inc.                                           32,404    719,369             0.0%
*                 Consumer Portfolio Services, Inc.                                  49,069    238,966             0.0%
#*                Cowen Group, Inc. Class A                                          18,912    300,701             0.0%
                  Crawford & Co. Class A                                             34,203    305,433             0.0%
#                 Crawford & Co. Class B                                             14,955    163,159             0.0%
#*                Credit Acceptance Corp.                                             9,229  1,875,794             0.1%
*                 CU Bancorp                                                          4,499    167,700             0.0%
#                 Cullen/Frost Bankers, Inc.                                         61,740  5,827,639             0.1%
*                 Customers Bancorp, Inc.                                            35,813  1,107,696             0.0%
#                 CVB Financial Corp.                                               140,463  3,025,573             0.1%
                  Diamond Hill Investment Group, Inc.                                 1,302    263,199             0.0%
                  Dime Community Bancshares, Inc.                                    65,592  1,275,764             0.0%
                  Discover Financial Services                                        40,887  2,559,117             0.1%
                  Donegal Group, Inc. Class A                                        24,894    414,734             0.0%
                  Donegal Group, Inc. Class B                                         3,821     64,479             0.0%
*                 Donnelley Financial Solutions, Inc.                                 9,158    203,491             0.0%
*                 E*TRADE Financial Corp.                                           132,813  4,588,689             0.1%
                  Eagle Bancorp Montana, Inc.                                         3,414     63,330             0.0%
*                 Eagle Bancorp, Inc.                                                18,161  1,087,844             0.0%
                  East West Bancorp, Inc.                                           106,959  5,804,665             0.1%
                  Eastern Virginia Bankshares, Inc.                                   3,468     39,778             0.0%
#                 Eaton Vance Corp.                                                  25,477  1,093,728             0.0%
#*                eHealth, Inc.                                                      18,736    265,676             0.0%
                  EMC Insurance Group, Inc.                                          22,745    652,327             0.0%
                  Employers Holdings, Inc.                                           42,418  1,696,720             0.1%
*                 Encore Capital Group, Inc.                                         40,928  1,364,949             0.0%
*                 Enova International, Inc.                                          43,119    612,290             0.0%
*                 Enstar Group, Ltd.                                                 15,614  3,041,607             0.1%
                  Enterprise Bancorp, Inc.                                            5,800    203,058             0.0%
                  Enterprise Financial Services Corp.                                30,818  1,302,061             0.0%
                  Erie Indemnity Co. Class A                                          7,983    988,455             0.0%
                  ESSA Bancorp, Inc.                                                 11,606    175,599             0.0%
*                 Essent Group, Ltd.                                                 11,226    415,474             0.0%
                  Evans Bancorp, Inc.                                                 2,412     91,656             0.0%
                  EverBank Financial Corp.                                          120,055  2,341,072             0.1%
#                 Evercore Partners, Inc. Class A                                    21,218  1,564,828             0.0%
                  Everest Re Group, Ltd.                                             20,138  5,068,936             0.1%
*                 Ezcorp, Inc. Class A                                               65,232    590,350             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Financials -- (Continued)
#                 FactSet Research Systems, Inc.                                      5,700 $  930,582             0.0%
                  Farmers Capital Bank Corp.                                          6,521    270,622             0.0%
                  Farmers National Banc Corp.                                           300      4,290             0.0%
                  FBL Financial Group, Inc. Class A                                  32,494  2,160,851             0.1%
*                 FCB Financial Holdings, Inc. Class A                               28,567  1,349,791             0.0%
                  Federal Agricultural Mortgage Corp. Class A                           987     53,752             0.0%
                  Federal Agricultural Mortgage Corp. Class C                        11,886    678,096             0.0%
#                 Federated Investors, Inc. Class B                                  41,610  1,115,980             0.0%
                  Federated National Holding Co.                                     25,970    417,598             0.0%
#                 Fidelity & Guaranty Life                                            1,412     40,171             0.0%
                  Fidelity Southern Corp.                                            36,517    822,363             0.0%
                  Fifth Third Bancorp                                               403,189  9,849,907             0.2%
#                 Financial Engines, Inc.                                             5,601    238,043             0.0%
                  Financial Institutions, Inc.                                       18,667    625,345             0.0%
*                 First Acceptance Corp.                                             27,407     31,792             0.0%
                  First American Financial Corp.                                    138,402  6,008,031             0.1%
*                 First BanCorp(318672706)                                          123,500    726,180             0.0%
                  First Bancorp(318910106)                                           24,223    727,659             0.0%
                  First Bancorp, Inc.                                                11,243    303,224             0.0%
*                 First Bancshares, Inc.                                                700      8,523             0.0%
#                 First Bancshares, Inc. (The)                                          222      6,360             0.0%
                  First Busey Corp.                                                  56,472  1,691,336             0.1%
                  First Business Financial Services, Inc.                             9,669    256,905             0.0%
                  First Citizens BancShares, Inc. Class A                            11,424  3,976,237             0.1%
                  First Commonwealth Financial Corp.                                161,995  2,091,355             0.1%
                  First Community Bancshares, Inc.                                   23,114    611,596             0.0%
                  First Connecticut Bancorp, Inc.                                     5,048    134,782             0.0%
                  First Defiance Financial Corp.                                     10,928    586,178             0.0%
                  First Financial Bancorp                                           116,515  3,221,640             0.1%
#                 First Financial Bankshares, Inc.                                   31,164  1,245,002             0.0%
                  First Financial Corp.                                              12,972    633,034             0.0%
                  First Financial Northwest, Inc.                                    19,410    304,349             0.0%
*                 First Foundation, Inc.                                              1,012     15,888             0.0%
#                 First Horizon National Corp.                                      292,586  5,368,953             0.1%
                  First Interstate BancSystem, Inc. Class A                          41,284  1,558,471             0.0%
                  First Merchants Corp.                                              62,176  2,572,843             0.1%
                  First Midwest Bancorp, Inc.                                       155,121  3,522,798             0.1%
#*                First NBC Bank Holding Co.                                          6,543     17,339             0.0%
                  First of Long Island Corp. (The)                                   10,387    282,526             0.0%
#                 First Republic Bank                                                17,944  1,659,102             0.0%
                  First South Bancorp, Inc.                                           7,807    101,335             0.0%
*                 First United Corp.                                                  4,159     58,434             0.0%
                  FirstCash, Inc.                                                    79,135  4,111,063             0.1%
*                 Flagstar Bancorp, Inc.                                             49,539  1,448,520             0.0%
                  Flushing Financial Corp.                                           55,135  1,625,380             0.0%
                  FNB Corp.                                                         386,279  5,500,613             0.1%
#                 FNF Group                                                         190,265  7,791,352             0.2%
*                 FNFV Group                                                         63,414    868,772             0.0%
                  Franklin Resources, Inc.                                           27,478  1,184,577             0.0%
                  Fulton Financial Corp.                                            236,602  4,365,307             0.1%
                  Gain Capital Holdings, Inc.                                        67,493    478,525             0.0%
                  GAINSCO, Inc.                                                       1,497     23,952             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Financials -- (Continued)
*                 Genworth Financial, Inc. Class A                                  299,377 $1,209,483             0.0%
#                 German American Bancorp, Inc.                                      27,225    895,158             0.0%
                  Glacier Bancorp, Inc.                                              95,807  3,236,360             0.1%
*                 Global Indemnity, Ltd.                                             19,269    781,358             0.0%
                  Goldman Sachs Group, Inc. (The)                                    44,550  9,970,290             0.2%
*                 Great Elm Capital Group, Inc.                                       1,552      5,665             0.0%
                  Great Southern Bancorp, Inc.                                       20,100  1,008,015             0.0%
                  Great Western Bancorp, Inc.                                         4,808    198,090             0.0%
#*                Green Dot Corp. Class A                                            64,871  2,224,427             0.1%
#                 Greenhill & Co., Inc.                                              10,704    270,811             0.0%
*                 Greenlight Capital Re, Ltd. Class A                                53,491  1,152,731             0.0%
                  Guaranty Bancorp                                                   16,592    417,289             0.0%
                  Guaranty Federal Bancshares, Inc.                                   1,886     38,418             0.0%
*                 Hallmark Financial Services, Inc.                                  29,577    310,854             0.0%
                  Hancock Holding Co.                                               131,356  6,134,325             0.2%
                  Hanmi Financial Corp.                                              64,150  1,863,557             0.1%
                  Hanover Insurance Group, Inc. (The)                                59,753  5,274,397             0.1%
                  Harleysville Savings Financial Corp.                                2,920     62,809             0.0%
                  Hartford Financial Services Group, Inc. (The)                      89,541  4,330,203             0.1%
                  Hawthorn Bancshares, Inc.                                           2,380     44,982             0.0%
#                 HCI Group, Inc.                                                    23,797  1,134,879             0.0%
                  Heartland Financial USA, Inc.                                      28,399  1,363,152             0.0%
#                 Hennessy Advisors, Inc.                                             1,171     19,919             0.0%
                  Heritage Commerce Corp.                                            43,684    623,808             0.0%
                  Heritage Financial Corp.                                           36,015    950,796             0.0%
                  Hilltop Holdings, Inc.                                            181,844  5,057,082             0.1%
                  Hingham Institution for Savings                                     1,338    240,158             0.0%
*                 HMN Financial, Inc.                                                 1,450     25,230             0.0%
                  Home Bancorp, Inc.                                                  7,010    260,351             0.0%
#                 Home BancShares, Inc.                                             127,942  3,256,124             0.1%
*                 HomeStreet, Inc.                                                   29,878    776,828             0.0%
*                 HomeTrust Bancshares, Inc.                                          9,675    241,875             0.0%
                  Hope Bancorp, Inc.                                                241,806  4,427,468             0.1%
                  HopFed Bancorp, Inc.                                                2,207     32,553             0.0%
                  Horace Mann Educators Corp.                                        51,415  1,987,190             0.1%
                  Horizon Bancorp                                                    16,662    449,707             0.0%
                  Houlihan Lokey, Inc.                                                  458     15,361             0.0%
#                 Huntington Bancshares, Inc.                                       748,332  9,623,550             0.2%
                  Iberiabank Corp.                                                   56,983  4,521,601             0.1%
                  Independence Holding Co.                                           15,010    284,440             0.0%
                  Independent Bank Corp.(453836108)                                  42,149  2,668,032             0.1%
                  Independent Bank Corp.(453838609)                                   7,338    163,637             0.0%
                  Independent Bank Group, Inc.                                        6,241    375,396             0.0%
                  Infinity Property & Casualty Corp.                                 11,735  1,164,699             0.0%
#                 Interactive Brokers Group, Inc. Class A                            65,370  2,276,837             0.1%
                  Intercontinental Exchange, Inc.                                    35,550  2,140,110             0.1%
                  International Bancshares Corp.                                    106,125  3,969,075             0.1%
*                 INTL. FCStone, Inc.                                                30,647  1,144,665             0.0%
                  Invesco, Ltd.                                                     161,653  5,324,850             0.1%
                  Investment Technology Group, Inc.                                  53,366  1,062,517             0.0%
#                 Investors Bancorp, Inc.                                           408,417  5,656,575             0.1%
                  Investors Title Co.                                                 1,606    286,221             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Financials -- (Continued)
                  James River Group Holdings, Ltd.                                    3,118 $   135,820             0.0%
                  Janus Capital Group, Inc.                                         206,546   2,821,418             0.1%
                  JPMorgan Chase & Co.                                              550,713  47,912,031             1.1%
*                 KCG Holdings, Inc. Class A                                         53,519   1,065,028             0.0%
                  Kearny Financial Corp.                                             52,353     764,354             0.0%
                  Kemper Corp.                                                       89,118   3,506,793             0.1%
                  Kentucky First Federal Bancorp                                      2,320      22,504             0.0%
                  KeyCorp                                                           482,222   8,795,729             0.2%
#*                Ladenburg Thalmann Financial Services, Inc.                        58,776     163,397             0.0%
                  Lakeland Bancorp, Inc.                                             50,626     984,676             0.0%
                  Lakeland Financial Corp.                                           36,322   1,658,463             0.0%
                  Landmark Bancorp, Inc.                                              3,026      93,352             0.0%
                  Lazard, Ltd. Class A                                                7,326     314,578             0.0%
                  LegacyTexas Financial Group, Inc.                                  67,367   2,547,146             0.1%
#                 Legg Mason, Inc.                                                  112,058   4,188,728             0.1%
#*                LendingClub Corp.                                                  87,172     509,956             0.0%
*                 LendingTree, Inc.                                                   7,163   1,009,267             0.0%
                  Leucadia National Corp.                                           156,313   3,968,787             0.1%
                  Lincoln National Corp.                                            118,951   7,842,439             0.2%
                  Loews Corp.                                                       114,074   5,318,130             0.1%
                  LPL Financial Holdings, Inc.                                       43,478   1,827,815             0.1%
#                 M&T Bank Corp.                                                     11,270   1,751,471             0.1%
                  Macatawa Bank Corp.                                                41,344     395,662             0.0%
                  Mackinac Financial Corp.                                            6,295      93,796             0.0%
*                 Magyar Bancorp, Inc.                                                1,971      25,091             0.0%
                  Maiden Holdings, Ltd.                                             122,676   1,515,049             0.0%
                  MainSource Financial Group, Inc.                                   36,063   1,233,355             0.0%
#                 Manning & Napier, Inc.                                              8,160      47,328             0.0%
#*                Markel Corp.                                                        5,644   5,472,422             0.1%
                  MarketAxess Holdings, Inc.                                         12,731   2,450,972             0.1%
                  Marlin Business Services Corp.                                     19,551     497,573             0.0%
                  MB Financial, Inc.                                                103,287   4,390,730             0.1%
*                 MBIA, Inc.                                                        282,838   2,375,839             0.1%
                  MBT Financial Corp.                                                11,984     134,221             0.0%
                  Mercantile Bank Corp.                                              17,805     598,782             0.0%
                  Merchants Bancshares, Inc.                                          7,987     397,753             0.0%
#                 Mercury General Corp.                                              38,303   2,355,251             0.1%
                  Meridian Bancorp, Inc.                                             61,708   1,082,975             0.0%
                  Meta Financial Group, Inc.                                         13,779   1,169,837             0.0%
                  MetLife, Inc.                                                     108,351   5,613,665             0.1%
*                 MGIC Investment Corp.                                              70,927     747,571             0.0%
                  Mid Penn Bancorp, Inc.                                                778      21,512             0.0%
                  MidSouth Bancorp, Inc.                                             10,806     164,792             0.0%
                  MidWestOne Financial Group, Inc.                                    7,774     269,758             0.0%
#                 Moelis & Co. Class A                                               11,024     404,581             0.0%
                  Morgan Stanley                                                    171,784   7,450,272             0.2%
                  Morningstar, Inc.                                                   4,010     293,251             0.0%
*                 MSB Financial Corp.                                                 1,253      22,053             0.0%
                  MSCI, Inc.                                                         18,036   1,809,372             0.1%
                  MutualFirst Financial, Inc.                                         5,851     192,790             0.0%
                  Nasdaq, Inc.                                                       37,150   2,558,520             0.1%
                  National Bank Holdings Corp. Class A                               42,963   1,356,342             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Financials -- (Continued)
                  National General Holdings Corp.                                    31,769 $  722,427             0.0%
                  National Western Life Group, Inc. Class A                           2,637    807,555             0.0%
#*                Nationstar Mortgage Holdings, Inc.                                  3,026     48,749             0.0%
                  Navient Corp.                                                     403,499  6,133,185             0.2%
                  Navigators Group, Inc. (The)                                       47,437  2,563,970             0.1%
                  NBT Bancorp, Inc.                                                  69,890  2,668,400             0.1%
                  Nelnet, Inc. Class A                                               55,598  2,502,466             0.1%
                  New York Community Bancorp, Inc.                                  206,831  2,748,784             0.1%
                  NewStar Financial, Inc.                                            46,778    502,396             0.0%
*                 Nicholas Financial, Inc.                                            8,092     80,758             0.0%
*                 NMI Holdings, Inc. Class A                                         21,140    245,224             0.0%
                  Northeast Community Bancorp, Inc.                                  10,523     89,446             0.0%
                  Northern Trust Corp.                                               30,093  2,708,370             0.1%
                  Northfield Bancorp, Inc.                                           88,208  1,621,263             0.0%
                  Northrim BanCorp, Inc.                                              7,238    231,616             0.0%
                  Northwest Bancshares, Inc.                                        199,334  3,217,251             0.1%
                  Norwood Financial Corp.                                             1,641     61,029             0.0%
                  OceanFirst Financial Corp.                                         47,142  1,303,476             0.0%
#*                Ocwen Financial Corp.                                              44,269    101,376             0.0%
                  OFG Bancorp                                                        82,658    967,099             0.0%
                  Ohio Valley Banc Corp.                                              2,002     58,058             0.0%
                  Old Line Bancshares, Inc.                                           4,510    125,198             0.0%
                  Old National Bancorp.                                             227,737  3,825,982             0.1%
                  Old Point Financial Corp.                                             700     21,553             0.0%
                  Old Republic International Corp.                                  274,133  5,669,070             0.1%
                  Old Second Bancorp, Inc.                                           17,178    206,136             0.0%
                  OM Asset Management P.L.C.                                          3,415     53,137             0.0%
                  OneBeacon Insurance Group, Ltd. Class A                            37,573    599,289             0.0%
#*                OneMain Holdings, Inc.                                             19,845    462,785             0.0%
                  Oppenheimer Holdings, Inc. Class A                                  9,819    169,869             0.0%
                  Opus Bank                                                          16,178    364,814             0.0%
                  Oritani Financial Corp.                                            79,538  1,348,169             0.0%
                  Pacific Continental Corp.                                          24,059    601,475             0.0%
*                 Pacific Mercantile Bancorp                                         11,608     89,962             0.0%
*                 Pacific Premier Bancorp, Inc.                                      37,204  1,359,806             0.0%
                  PacWest Bancorp                                                   107,783  5,323,402             0.1%
#                 Park National Corp.                                                11,935  1,258,307             0.0%
                  Park Sterling Corp.                                                46,022    566,071             0.0%
#*                Patriot National Bancorp, Inc.                                        150      2,344             0.0%
                  Peapack Gladstone Financial Corp.                                  19,775    633,987             0.0%
#                 Penns Woods Bancorp, Inc.                                           4,555    189,944             0.0%
#*                PennyMac Financial Services, Inc. Class A                           3,645     60,143             0.0%
#                 People's United Financial, Inc.                                   278,848  4,871,475             0.1%
                  Peoples Bancorp of North Carolina, Inc.                             3,297     93,437             0.0%
                  Peoples Bancorp, Inc.                                              19,560    654,869             0.0%
*                 PHH Corp.                                                          41,831    539,620             0.0%
*                 PICO Holdings, Inc.                                                33,012    531,493             0.0%
                  Pinnacle Financial Partners, Inc.                                  47,087  3,013,568             0.1%
                  Piper Jaffray Cos.                                                 20,441  1,279,607             0.0%
                  PNC Financial Services Group, Inc. (The)                           61,706  7,389,293             0.2%
                  Popular, Inc.                                                     116,807  4,895,381             0.1%
#*                PRA Group, Inc.                                                    32,797  1,056,063             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Financials -- (Continued)
                  Preferred Bank                                                     14,362 $   761,042             0.0%
                  Premier Financial Bancorp, Inc.                                     7,077     151,660             0.0%
#                 Primerica, Inc.                                                    72,616   6,085,221             0.1%
                  Principal Financial Group, Inc.                                   157,281  10,243,712             0.2%
                  PrivateBancorp, Inc.                                               83,480   4,822,640             0.1%
                  ProAssurance Corp.                                                 65,643   4,063,302             0.1%
                  Progressive Corp. (The)                                            31,737   1,260,594             0.0%
                  Prosperity Bancshares, Inc.                                        75,164   5,051,021             0.1%
                  Provident Financial Holdings, Inc.                                  9,638     185,339             0.0%
                  Provident Financial Services, Inc.                                101,274   2,601,729             0.1%
#                 Prudential Bancorp, Inc.                                            4,696      84,152             0.0%
                  Prudential Financial, Inc.                                         53,496   5,725,677             0.1%
                  Pzena Investment Management, Inc. Class A                           5,580      57,418             0.0%
                  QCR Holdings, Inc.                                                  4,140     188,784             0.0%
                  Radian Group, Inc.                                                128,091   2,162,176             0.1%
                  Raymond James Financial, Inc.                                      61,445   4,578,881             0.1%
*                 Regional Management Corp.                                           4,552      90,266             0.0%
                  Regions Financial Corp.                                           613,306   8,432,957             0.2%
                  Reinsurance Group of America, Inc.                                 31,131   3,892,620             0.1%
                  RenaissanceRe Holdings, Ltd.                                       43,383   6,167,761             0.2%
                  Renasant Corp.                                                     57,407   2,434,057             0.1%
                  Republic Bancorp, Inc. Class A                                     22,425     806,852             0.0%
#*                Republic First Bancorp, Inc.                                       20,713     178,132             0.0%
                  Riverview Bancorp, Inc.                                            13,240      96,122             0.0%
#                 RLI Corp.                                                          22,145   1,267,137             0.0%
*                 Royal Bancshares of Pennsylvania, Inc. Class A                     12,894      55,186             0.0%
                  S&T Bancorp, Inc.                                                  48,662   1,749,886             0.1%
*                 Safeguard Scientifics, Inc.                                        42,737     542,760             0.0%
                  Safety Insurance Group, Inc.                                       26,070   1,887,468             0.1%
                  Salisbury Bancorp, Inc.                                               856      33,598             0.0%
                  Sandy Spring Bancorp, Inc.                                         35,619   1,540,522             0.0%
*                 Santander Consumer USA Holdings, Inc.                              74,309     946,697             0.0%
                  SB Financial Group, Inc.                                            3,194      55,256             0.0%
*                 Seacoast Banking Corp. of Florida                                  19,589     474,054             0.0%
*                 Security National Financial Corp. Class A                           4,803      33,861             0.0%
                  SEI Investments Co.                                                12,500     633,875             0.0%
*                 Select Bancorp, Inc.                                                2,187      24,626             0.0%
#                 Selective Insurance Group, Inc.                                    92,953   4,907,918             0.1%
#                 ServisFirst Bancshares, Inc.                                       20,696     782,309             0.0%
                  Shore Bancshares, Inc.                                              7,198     119,415             0.0%
                  SI Financial Group, Inc.                                            9,640     144,118             0.0%
#                 Siebert Financial Corp.                                             9,393      39,638             0.0%
                  Sierra Bancorp                                                     15,922     399,165             0.0%
*                 Signature Bank                                                     12,992   1,798,742             0.1%
                  Silvercrest Asset Management Group, Inc. Class A                    3,950      53,918             0.0%
                  Simmons First National Corp. Class A                               41,632   2,275,189             0.1%
*                 SLM Corp.                                                         282,090   3,537,409             0.1%
                  South State Corp.                                                  34,462   3,037,825             0.1%
*                 Southern First Bancshares, Inc.                                     2,325      78,353             0.0%
                  Southern Missouri Bancorp, Inc.                                     2,930      97,569             0.0%
                  Southside Bancshares, Inc.                                         36,549   1,268,981             0.0%
                  Southwest Bancorp, Inc.                                            36,281     941,492             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Financials -- (Continued)
                  Southwest Georgia Financial Corp.                                   1,854 $   35,634             0.0%
                  State Auto Financial Corp.                                         42,621  1,145,226             0.0%
                  State Bank Financial Corp.                                         15,024    403,545             0.0%
                  State National Cos., Inc.                                           7,481    109,746             0.0%
                  State Street Corp.                                                 29,032  2,435,785             0.1%
#                 Sterling Bancorp                                                  265,662  6,176,641             0.2%
                  Stewart Information Services Corp.                                 37,856  1,795,889             0.1%
*                 Stifel Financial Corp.                                             65,845  3,217,845             0.1%
#                 Stock Yards Bancorp, Inc.                                          32,058  1,314,378             0.0%
                  Stonegate Bank                                                      2,298    105,478             0.0%
                  Summit Financial Group, Inc.                                        1,980     43,303             0.0%
                  Summit State Bank                                                   3,570     46,946             0.0%
#                 Sun Bancorp, Inc.                                                  14,151    353,067             0.0%
                  SunTrust Banks, Inc.                                               61,177  3,475,465             0.1%
#                 Sussex Bancorp                                                      2,146     55,367             0.0%
#*                SVB Financial Group                                                16,385  2,882,777             0.1%
                  Synchrony Financial                                                86,437  2,402,949             0.1%
                  Synovus Financial Corp.                                           164,662  6,882,872             0.2%
#                 T Rowe Price Group, Inc.                                            8,575    607,882             0.0%
                  TCF Financial Corp.                                               247,916  4,093,093             0.1%
#                 TD Ameritrade Holding Corp.                                        24,907    953,191             0.0%
                  Territorial Bancorp, Inc.                                          16,191    501,111             0.0%
#                 Teton Advisors, Inc. Class A                                           39      1,908             0.0%
#*                Texas Capital Bancshares, Inc.                                     73,475  5,591,447             0.1%
#                 TFS Financial Corp.                                                44,220    731,399             0.0%
*                 TheStreet, Inc.                                                    24,818     21,095             0.0%
                  Timberland Bancorp, Inc.                                            3,941     87,372             0.0%
                  Tiptree, Inc.                                                      72,177    508,848             0.0%
#                 Tompkins Financial Corp.                                           21,805  1,802,619             0.1%
                  Torchmark Corp.                                                    38,107  2,923,188             0.1%
                  Towne Bank                                                         67,381  2,186,513             0.1%
                  Travelers Cos., Inc. (The)                                         45,416  5,525,311             0.1%
                  Trico Bancshares                                                   29,848  1,058,410             0.0%
*                 TriState Capital Holdings, Inc.                                    18,220    453,678             0.0%
                  TrustCo Bank Corp. NY                                             195,240  1,552,158             0.0%
#                 Trustmark Corp.                                                   115,267  3,829,170             0.1%
                  U.S. Bancorp.                                                      84,534  4,334,904             0.1%
                  UMB Financial Corp.                                                56,515  4,096,772             0.1%
                  Umpqua Holdings Corp.                                             238,019  4,205,796             0.1%
                  Union Bankshares Corp.                                             61,409  2,102,644             0.1%
                  Union Bankshares, Inc.                                              2,000     84,100             0.0%
                  United Bancshares, Inc.                                             2,040     44,472             0.0%
#                 United Bankshares, Inc.                                           135,659  5,412,801             0.1%
                  United Community Bancorp                                              993     17,675             0.0%
                  United Community Banks, Inc.                                      109,553  2,996,275             0.1%
                  United Community Financial Corp.                                   34,835    297,491             0.0%
                  United Financial Bancorp, Inc.                                     76,387  1,319,203             0.0%
                  United Fire Group, Inc.                                            31,660  1,393,040             0.0%
#                 United Insurance Holdings Corp.                                    22,771    347,485             0.0%
*                 United Security Bancshares                                         12,137    101,344             0.0%
                  Unity Bancorp, Inc.                                                 6,994    114,352             0.0%
                  Universal Insurance Holdings, Inc.                                 77,807  2,026,872             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                    SHARES      VALUE+     OF NET ASSETS**
                                                                                    ------- -------------- ---------------
Financials -- (Continued)
                  Univest Corp. of Pennsylvania                                      38,421 $    1,164,156             0.0%
                  Unum Group                                                        115,811      5,365,524             0.1%
                  Validus Holdings, Ltd.                                            106,222      5,871,952             0.1%
#                 Valley National Bancorp                                           270,071      3,176,035             0.1%
                  Value Line, Inc.                                                    3,839         67,106             0.0%
                  Virtu Financial, Inc. Class A                                       4,012         61,785             0.0%
#                 Virtus Investment Partners, Inc.                                   10,643      1,132,415             0.0%
                  Voya Financial, Inc.                                               70,930      2,651,363             0.1%
#                 Waddell & Reed Financial, Inc. Class A                             32,393        582,750             0.0%
*                 Walker & Dunlop, Inc.                                              51,067      2,290,355             0.1%
                  Washington Federal, Inc.                                          131,114      4,418,542             0.1%
                  Washington Trust Bancorp, Inc.                                     21,430      1,054,356             0.0%
                  WashingtonFirst Bankshares, Inc.                                    1,147         32,265             0.0%
                  Waterstone Financial, Inc.                                         40,622        771,818             0.0%
                  Wayne Savings Bancshares, Inc.                                      1,684         30,699             0.0%
#                 Webster Financial Corp.                                           128,628      6,535,589             0.2%
                  Wells Fargo & Co.                                                 846,080     45,552,947             1.0%
                  WesBanco, Inc.                                                     57,809      2,301,376             0.1%
                  West Bancorporation, Inc.                                          25,880        603,004             0.0%
#                 Westamerica Bancorporation                                         19,828      1,090,937             0.0%
*                 Western Alliance Bancorp                                          103,524      4,958,800             0.1%
                  Western New England Bancorp, Inc.                                  42,262        443,751             0.0%
                  Westwood Holdings Group, Inc.                                       7,563        422,015             0.0%
                  White Mountains Insurance Group, Ltd.                               2,959      2,541,603             0.1%
                  Willis Towers Watson P.L.C.                                        12,146      1,610,803             0.0%
                  Wintrust Financial Corp.                                           70,878      5,022,415             0.1%
#                 WisdomTree Investments, Inc.                                       44,385        370,615             0.0%
#*                World Acceptance Corp.                                              9,747        515,616             0.0%
#                 WR Berkley Corp.                                                  105,115      7,145,718             0.2%
                  WSFS Financial Corp.                                               35,176      1,660,307             0.1%
                  WVS Financial Corp.                                                 1,627         24,812             0.0%
#*                Xenith Bankshares, Inc.                                                52          1,405             0.0%
                  XL Group, Ltd.                                                    137,506      5,754,626             0.1%
#                 Zions Bancorporation                                              103,147      4,128,974             0.1%
                                                                                            -------------- ---------------
Total Financials                                                                             1,040,906,460            23.4%
                                                                                            -------------- ---------------
Health Care -- (7.1%)
#*                AAC Holdings, Inc.                                                  1,086          7,776             0.0%
#                 Abaxis, Inc.                                                       10,947        492,943             0.0%
                  Abbott Laboratories                                               127,478      5,563,140             0.1%
*                 ABIOMED, Inc.                                                       2,919        380,404             0.0%
#*                Acadia Healthcare Co., Inc.                                        49,022      2,136,379             0.1%
#*                ACADIA Pharmaceuticals, Inc.                                        5,786        198,633             0.0%
*                 Accuray, Inc.                                                      19,449         88,493             0.0%
                  Aceto Corp.                                                        46,953        744,205             0.0%
#*                Acorda Therapeutics, Inc.                                          62,754      1,013,477             0.0%
#*                Adamas Pharmaceuticals, Inc.                                       13,833        226,585             0.0%
#*                Adcare Health Systems, Inc.                                            49             51             0.0%
*                 Addus HomeCare Corp.                                               19,099        648,411             0.0%
                  Aetna, Inc.                                                        47,160      6,369,901             0.2%
                  Agilent Technologies, Inc.                                         29,267      1,611,148             0.1%
#*                Akebia Therapeutics, Inc.                                           2,541         33,490             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Health Care -- (Continued)
#*                Akorn, Inc.                                                        41,636 $1,392,724             0.0%
#*                Albany Molecular Research, Inc.                                    35,314    565,377             0.0%
*                 Alere, Inc.                                                        90,727  4,461,047             0.1%
*                 Alexion Pharmaceuticals, Inc.                                       6,740    861,237             0.0%
#*                Align Technology, Inc.                                             13,755  1,851,698             0.1%
#*                Alkermes P.L.C.                                                     9,386    546,734             0.0%
                  Allergan P.L.C.                                                    38,459  9,378,612             0.2%
*                 Alliance HealthCare Services, Inc.                                  5,402     70,766             0.0%
*                 Allied Healthcare Products, Inc.                                    2,460      4,477             0.0%
*                 Allscripts Healthcare Solutions, Inc.                             226,055  2,705,878             0.1%
*                 Almost Family, Inc.                                                21,724  1,078,597             0.0%
#*                Alnylam Pharmaceuticals, Inc.                                      10,076    540,074             0.0%
*                 AMAG Pharmaceuticals, Inc.                                         20,697    505,007             0.0%
#*                Amedisys, Inc.                                                     39,104  2,119,437             0.1%
*                 American Shared Hospital Services                                     900      3,915             0.0%
#                 AmerisourceBergen Corp.                                             5,303    435,111             0.0%
                  Amgen, Inc.                                                        26,868  4,388,082             0.1%
#*                AMN Healthcare Services, Inc.                                      75,322  3,076,904             0.1%
#*                Amphastar Pharmaceuticals, Inc.                                    25,608    386,681             0.0%
                  Analogic Corp.                                                     14,498  1,041,681             0.0%
*                 AngioDynamics, Inc.                                                58,797    912,529             0.0%
#*                ANI Pharmaceuticals, Inc.                                           3,047    164,904             0.0%
*                 Anika Therapeutics, Inc.                                           21,690  1,000,560             0.0%
                  Anthem, Inc.                                                       52,191  9,284,257             0.2%
*                 Aptevo Therapeutics, Inc.                                          31,842     63,684             0.0%
#*                Aralez Pharmaceuticals, Inc.                                       21,717     34,964             0.0%
#*                ArQule, Inc.                                                       14,784     14,636             0.0%
*                 Assembly Biosciences, Inc.                                          5,098    120,466             0.0%
#*                athenahealth, Inc.                                                  2,934    287,561             0.0%
                  Atrion Corp.                                                        1,887    975,768             0.0%
                  Baxter International, Inc.                                         35,257  1,963,110             0.1%
                  Becton Dickinson and Co.                                            9,125  1,706,101             0.1%
#*                Bio-Rad Laboratories, Inc. Class A                                 16,221  3,540,395             0.1%
*                 Bio-Rad Laboratories, Inc. Class B                                  1,277    253,900             0.0%
                  Bio-Techne Corp.                                                   10,652  1,140,616             0.0%
*                 Biogen, Inc.                                                        6,870  1,863,213             0.1%
*                 BioMarin Pharmaceutical, Inc.                                       4,800    460,032             0.0%
#*                BioScrip, Inc.                                                     87,873    133,567             0.0%
*                 BioSpecifics Technologies Corp.                                     5,511    312,639             0.0%
*                 BioTelemetry, Inc.                                                 39,890  1,312,381             0.0%
*                 Bioverativ, Inc.                                                   12,470    733,361             0.0%
#*                Bluebird Bio, Inc.                                                  4,569    406,413             0.0%
*                 Boston Scientific Corp.                                            33,151    874,523             0.0%
*                 Bovie Medical Corp.                                                13,510     36,477             0.0%
*                 Brookdale Senior Living, Inc.                                     176,118  2,287,773             0.1%
                  Bruker Corp.                                                       22,783    555,677             0.0%
*                 Cambrex Corp.                                                      44,957  2,668,198             0.1%
                  Cantel Medical Corp.                                               13,413    998,061             0.0%
#*                Capital Senior Living Corp.                                        50,675    707,930             0.0%
#*                Cara Therapeutics, Inc.                                             8,235    130,854             0.0%
                  Cardinal Health, Inc.                                              11,763    853,876             0.0%
#*                Catalent, Inc.                                                     28,653    838,960             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Health Care -- (Continued)
#*                Celldex Therapeutics, Inc.                                          7,755 $   25,824             0.0%
*                 Centene Corp.                                                      65,041  4,839,050             0.1%
#*                Cerner Corp.                                                        8,000    518,000             0.0%
*                 Charles River Laboratories International, Inc.                     15,759  1,413,582             0.0%
#                 Chemed Corp.                                                        9,623  1,937,880             0.1%
                  Cigna Corp.                                                        18,390  2,875,644             0.1%
#*                Civitas Solutions, Inc.                                             4,564     81,239             0.0%
*                 Community Health Systems, Inc.                                     72,986    628,409             0.0%
#                 Computer Programs & Systems, Inc.                                   7,500    205,875             0.0%
*                 Concert Pharmaceuticals, Inc.                                       9,417    149,448             0.0%
#                 CONMED Corp.                                                       31,465  1,546,819             0.1%
                  Cooper Cos., Inc. (The)                                             4,843    970,198             0.0%
*                 Corcept Therapeutics, Inc.                                         12,478    119,040             0.0%
*                 CorVel Corp.                                                       13,794    613,833             0.0%
                  CR Bard, Inc.                                                       4,262  1,310,480             0.0%
*                 Cross Country Healthcare, Inc.                                     41,631    581,585             0.0%
*                 CryoLife, Inc.                                                     51,139    928,173             0.0%
*                 Cumberland Pharmaceuticals, Inc.                                   30,478    177,687             0.0%
*                 Cutera, Inc.                                                       16,314    318,939             0.0%
#*                Cyclacel Pharmaceuticals, Inc.                                      2,700     14,580             0.0%
                  Danaher Corp.                                                      46,052  3,837,513             0.1%
*                 DaVita, Inc.                                                       39,798  2,746,460             0.1%
                  DENTSPLY SIRONA, Inc.                                              80,030  5,061,097             0.1%
#*                Depomed, Inc.                                                      18,005    215,880             0.0%
#*                DexCom, Inc.                                                        3,531    275,277             0.0%
#*                Dicerna Pharmaceuticals, Inc.                                       1,693      5,638             0.0%
                  Digirad Corp.                                                      16,700     78,490             0.0%
#*                Diplomat Pharmacy, Inc.                                            20,889    325,868             0.0%
*                 Edwards Lifesciences Corp.                                         13,100  1,436,677             0.0%
*                 Electromed, Inc.                                                    3,600     17,208             0.0%
#*                Emergent BioSolutions, Inc.                                        56,205  1,681,092             0.1%
#*                Enanta Pharmaceuticals, Inc.                                       11,398    361,887             0.0%
#*                Endo International P.L.C.                                          31,779    361,327             0.0%
#                 Ensign Group, Inc. (The)                                           69,328  1,244,438             0.0%
#*                Envision Healthcare Corp.                                         103,593  5,804,316             0.1%
*                 Enzo Biochem, Inc.                                                 61,570    541,816             0.0%
*                 Exactech, Inc.                                                     16,995    503,902             0.0%
#*                Exelixis, Inc.                                                      2,843     63,683             0.0%
*                 Express Scripts Holding Co.                                        71,160  4,364,954             0.1%
*                 Five Prime Therapeutics, Inc.                                      43,089  1,502,083             0.0%
*                 Five Star Senior Living, Inc.                                      17,828     33,873             0.0%
#*                Genesis Healthcare, Inc.                                           15,256     36,920             0.0%
#*                Globus Medical, Inc. Class A                                       62,460  1,894,412             0.1%
*                 Haemonetics Corp.                                                  60,528  2,534,913             0.1%
#*                Halyard Health, Inc.                                               77,404  3,057,458             0.1%
#*                Hanger, Inc.                                                       38,027    497,773             0.0%
*                 Harvard Bioscience, Inc.                                           53,799    129,118             0.0%
#*                HealthEquity, Inc.                                                 10,884    495,440             0.0%
#                 HealthSouth Corp.                                                  21,897  1,026,969             0.0%
#*                HealthStream, Inc.                                                 46,827  1,301,322             0.0%
#*                Henry Schein, Inc.                                                  8,644  1,502,327             0.0%
#*                Heska Corp.                                                           510     55,208             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Health Care -- (Continued)
                  Hill-Rom Holdings, Inc.                                            38,499 $ 2,912,064             0.1%
*                 HMS Holdings Corp.                                                 90,584   1,854,254             0.1%
*                 Hologic, Inc.                                                      56,601   2,555,535             0.1%
#*                Horizon Pharma P.L.C.                                              97,938   1,506,286             0.0%
                  Humana, Inc.                                                       17,798   3,950,800             0.1%
*                 Icad, Inc.                                                          1,300       7,267             0.0%
*                 ICU Medical, Inc.                                                  17,168   2,640,438             0.1%
#*                IDEXX Laboratories, Inc.                                            2,498     418,990             0.0%
*                 Illumina, Inc.                                                      9,020   1,667,437             0.1%
*                 Impax Laboratories, Inc.                                           38,536     541,431             0.0%
*                 INC Research Holdings, Inc. Class A                                32,929   1,481,805             0.0%
#*                Incyte Corp.                                                        4,323     537,262             0.0%
*                 InfuSystem Holdings, Inc.                                           6,961      14,270             0.0%
*                 Innoviva, Inc.                                                      3,555      41,896             0.0%
*                 Inogen, Inc.                                                        6,718     556,855             0.0%
#*                Inotek Pharmaceuticals Corp.                                        1,500       3,000             0.0%
#*                Inovio Pharmaceuticals, Inc.                                        3,380      21,260             0.0%
#*                Insys Therapeutics, Inc.                                            3,050      34,313             0.0%
*                 Integer Holdings Corp.                                             29,136   1,070,748             0.0%
#*                Integra LifeSciences Holdings Corp.                                37,408   1,719,646             0.1%
#*                Intuitive Surgical, Inc.                                            1,500   1,253,805             0.0%
#                 Invacare Corp.                                                     64,126     942,652             0.0%
#*                Ionis Pharmaceuticals, Inc.                                         8,575     413,229             0.0%
#*                iRadimed Corp.                                                      3,451      29,679             0.0%
*                 IRIDEX Corp.                                                        4,733      53,956             0.0%
#*                Jazz Pharmaceuticals P.L.C.                                         4,993     795,285             0.0%
                  Johnson & Johnson                                                 108,631  13,412,670             0.3%
#*                Juniper Pharmaceuticals, Inc.                                       5,887      27,080             0.0%
*                 Karyopharm Therapeutics, Inc.                                       6,200      63,364             0.0%
                  Kewaunee Scientific Corp.                                           2,037      47,360             0.0%
*                 Kindred Biosciences, Inc.                                          52,740     366,543             0.0%
                  Kindred Healthcare, Inc.                                          143,054   1,373,318             0.0%
#*                Kite Pharma, Inc.                                                   3,956     324,708             0.0%
*                 Laboratory Corp. of America Holdings                               15,677   2,197,132             0.1%
#                 Landauer, Inc.                                                      5,838     307,079             0.0%
#*                Lannett Co., Inc.                                                  22,843     593,918             0.0%
                  LeMaitre Vascular, Inc.                                            22,283     662,919             0.0%
*                 LHC Group, Inc.                                                    25,238   1,365,376             0.0%
*                 LifePoint Health, Inc.                                             69,781   4,336,889             0.1%
#*                Ligand Pharmaceuticals, Inc.                                        3,504     389,540             0.0%
#*                Lipocine, Inc.                                                     18,258      77,414             0.0%
*                 LivaNova P.L.C.                                                    14,338     755,613             0.0%
                  Luminex Corp.                                                      46,683     879,041             0.0%
*                 Magellan Health, Inc.                                              46,070   3,169,616             0.1%
*                 Mallinckrodt P.L.C.                                                62,461   2,930,670             0.1%
*                 Masimo Corp.                                                       18,599   1,910,861             0.1%
                  McKesson Corp.                                                      8,863   1,225,664             0.0%
#*                Medicines Co. (The)                                                98,819   4,873,753             0.1%
#*                MediciNova, Inc.                                                    9,883      56,827             0.0%
#*                MEDNAX, Inc.                                                       29,432   1,776,516             0.1%
                  Medtronic P.L.C.                                                   64,363   5,347,922             0.1%
                  Merck & Co., Inc.                                                 149,737   9,333,107             0.2%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Health Care -- (Continued)
#                 Meridian Bioscience, Inc.                                          31,340 $   463,832             0.0%
*                 Merit Medical Systems, Inc.                                        66,660   2,246,442             0.1%
*                 Micron Solutions, Inc.                                              1,153       4,543             0.0%
#*                Mirati Therapeutics, Inc.                                           2,383      10,843             0.0%
*                 Misonix, Inc.                                                       3,363      37,666             0.0%
#*                Molina Healthcare, Inc.                                            57,049   2,840,470             0.1%
#*                Momenta Pharmaceuticals, Inc.                                      28,579     410,109             0.0%
*                 Mylan NV                                                           49,236   1,838,965             0.1%
#*                Myriad Genetics, Inc.                                              20,479     376,609             0.0%
                  National HealthCare Corp.                                          17,345   1,290,815             0.0%
#                 National Research Corp. Class A                                    14,574     361,435             0.0%
                  National Research Corp. Class B                                     2,429     102,455             0.0%
*                 Natus Medical, Inc.                                                33,750   1,181,250             0.0%
*                 Neogen Corp.                                                       12,896     803,808             0.0%
#*                Neurocrine Biosciences, Inc.                                        4,294     229,300             0.0%
#*                NuVasive, Inc.                                                     15,985   1,159,072             0.0%
*                 Nuvectra Corp.                                                      8,480      69,366             0.0%
*                 Omnicell, Inc.                                                     47,483   1,965,796             0.1%
#*                OPKO Health, Inc.                                                  74,958     582,424             0.0%
*                 OraSure Technologies, Inc.                                         82,817   1,085,731             0.0%
*                 Orthofix International NV                                          23,771     940,143             0.0%
#*                Otonomy, Inc.                                                       4,502      60,102             0.0%
#*                OvaScience, Inc.                                                      314         474             0.0%
#                 Owens & Minor, Inc.                                                91,532   3,171,584             0.1%
*                 PAREXEL International Corp.                                        20,429   1,303,983             0.0%
#                 Patterson Cos., Inc.                                               81,965   3,646,623             0.1%
#                 PDL BioPharma, Inc.                                                34,563      77,767             0.0%
                  PerkinElmer, Inc.                                                  17,837   1,059,696             0.0%
#                 Perrigo Co. P.L.C.                                                  5,808     429,444             0.0%
                  Pfizer, Inc.                                                      602,303  20,430,118             0.5%
*                 PharMerica Corp.                                                   48,026   1,133,414             0.0%
                  Phibro Animal Health Corp. Class A                                  2,871      85,412             0.0%
*                 PRA Health Sciences, Inc.                                           8,726     558,115             0.0%
#*                Premier, Inc. Class A                                              19,141     646,966             0.0%
*                 Prestige Brands Holdings, Inc.                                     45,265   2,598,664             0.1%
#*                Progenics Pharmaceuticals, Inc.                                     5,629      44,582             0.0%
*                 ProPhase Labs, Inc.                                                 6,052      12,225             0.0%
*                 Providence Service Corp. (The)                                     25,896   1,139,424             0.0%
#*                PTC Therapeutics, Inc.                                             17,954     218,141             0.0%
*                 Quality Systems, Inc.                                              51,981     741,249             0.0%
                  Quest Diagnostics, Inc.                                            28,929   3,052,299             0.1%
#*                Quidel Corp.                                                       31,566     762,950             0.0%
#*                Quintiles IMS Holdings, Inc.                                       23,537   1,983,698             0.1%
*                 Quorum Health Corp.                                                41,309     176,389             0.0%
#*                RadNet, Inc.                                                       29,019     175,565             0.0%
*                 Regeneron Pharmaceuticals, Inc.                                     4,715   1,831,730             0.1%
#*                Repligen Corp.                                                     15,944     586,580             0.0%
#                 ResMed, Inc.                                                        9,600     652,704             0.0%
#*                Retrophin, Inc.                                                    10,929     214,099             0.0%
#*                Rigel Pharmaceuticals, Inc.                                        73,826     220,740             0.0%
*                 RTI Surgical, Inc.                                                 94,685     383,474             0.0%
#*                Sangamo Therapeutics, Inc.                                          3,500      16,800             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Health Care -- (Continued)
*                 SciClone Pharmaceuticals, Inc.                                     87,759 $    846,874             0.0%
*                 SeaSpine Holdings Corp.                                             9,468       75,839             0.0%
#*                Seattle Genetics, Inc.                                              7,900      539,570             0.0%
*                 Select Medical Holdings Corp.                                     221,452    3,044,965             0.1%
#                 Simulations Plus, Inc.                                              8,722      102,047             0.0%
                  Span-America Medical Systems, Inc.                                  3,229       70,328             0.0%
*                 Spectrum Pharmaceuticals, Inc.                                     72,811      554,092             0.0%
#                 STERIS P.L.C.                                                      16,038    1,183,604             0.0%
                  Stryker Corp.                                                       9,409    1,283,105             0.0%
#*                Sucampo Pharmaceuticals, Inc. Class A                              25,536      259,190             0.0%
*                 Supernus Pharmaceuticals, Inc.                                     22,318      727,567             0.0%
*                 Surmodics, Inc.                                                    21,529      491,938             0.0%
#*                Taro Pharmaceutical Industries, Ltd.                                5,109      596,987             0.0%
                  Teleflex, Inc.                                                      8,037    1,662,775             0.1%
#*                Tenet Healthcare Corp.                                             34,244      536,603             0.0%
#*                TESARO, Inc.                                                        2,400      354,216             0.0%
                  Thermo Fisher Scientific, Inc.                                     30,534    5,048,186             0.1%
#*                Titan Pharmaceuticals, Inc.                                         3,680       10,856             0.0%
#*                Tivity Health, Inc.                                                63,372    2,129,299             0.1%
*                 Triple-S Management Corp. Class B                                  40,733      737,267             0.0%
#*                United Therapeutics Corp.                                          33,727    4,239,484             0.1%
                  UnitedHealth Group, Inc.                                           78,101   13,658,303             0.3%
                  Universal Health Services, Inc. Class B                            16,415    1,982,275             0.1%
                  US Physical Therapy, Inc.                                          13,395      878,712             0.0%
                  Utah Medical Products, Inc.                                         4,195      262,607             0.0%
#*                Varex Imaging Corp.                                                 4,775      160,249             0.0%
#*                Varian Medical Systems, Inc.                                        7,690      697,791             0.0%
*                 VCA, Inc.                                                          42,307    3,874,052             0.1%
#*                Veeva Systems, Inc. Class A                                         7,185      385,260             0.0%
*                 Versartis, Inc.                                                     2,433       44,767             0.0%
*                 Vical, Inc.                                                         2,511        5,976             0.0%
#*                VWR Corp.                                                         104,696    2,958,709             0.1%
*                 Waters Corp.                                                        5,244      890,903             0.0%
*                 WellCare Health Plans, Inc.                                        26,274    4,030,694             0.1%
                  West Pharmaceutical Services, Inc.                                 10,279      945,976             0.0%
#*                Wright Medical Group NV                                            22,523      684,474             0.0%
#*                Xencor, Inc.                                                       13,439      344,979             0.0%
                  Zimmer Biomet Holdings, Inc.                                       10,795    1,291,622             0.0%
                  Zoetis, Inc.                                                       45,040    2,527,194             0.1%
#*                Zogenix, Inc.                                                       5,821       64,031             0.0%
                                                                                            ------------ ---------------
Total Health Care                                                                            364,246,599             8.2%
                                                                                            ------------ ---------------
Industrials -- (14.4%)
#                 AAON, Inc.                                                         33,999    1,246,063             0.0%
                  AAR Corp.                                                          44,341    1,595,833             0.0%
                  ABM Industries, Inc.                                               80,045    3,457,144             0.1%
*                 Acacia Research Corp.                                              27,171      148,082             0.0%
*                 ACCO Brands Corp.                                                 203,680    2,902,440             0.1%
                  Acme United Corp.                                                   1,921       55,709             0.0%
#                 Actuant Corp. Class A                                              74,684    2,038,873             0.1%
#                 Acuity Brands, Inc.                                                 4,829      850,387             0.0%
#                 Advanced Drainage Systems, Inc.                                    12,175      280,634             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Industrials -- (Continued)
#*                Advisory Board Co. (The)                                           34,047 $1,739,802             0.0%
*                 AECOM                                                             205,832  7,041,513             0.2%
*                 Aegion Corp.                                                       64,473  1,471,274             0.0%
*                 AeroCentury Corp.                                                   1,149     11,318             0.0%
#*                Aerojet Rocketdyne Holdings, Inc.                                  30,627    686,351             0.0%
#*                Aerovironment, Inc.                                                36,907  1,054,433             0.0%
                  AGCO Corp.                                                        113,349  7,253,203             0.2%
#*                Air Industries Group                                                1,000      3,400             0.0%
#                 Air Lease Corp.                                                   158,619  6,049,729             0.1%
*                 Air Transport Services Group, Inc.                                110,916  2,039,745             0.1%
                  Aircastle, Ltd.                                                   108,826  2,570,470             0.1%
                  Alamo Group, Inc.                                                  15,151  1,197,838             0.0%
#                 Alaska Air Group, Inc.                                             40,395  3,437,211             0.1%
                  Albany International Corp. Class A                                 37,839  1,844,651             0.1%
                  Allegiant Travel Co.                                                9,069  1,318,633             0.0%
                  Allegion P.L.C.                                                    10,433    820,451             0.0%
                  Allied Motion Technologies, Inc.                                   17,836    403,807             0.0%
                  Allison Transmission Holdings, Inc.                                45,555  1,762,067             0.0%
                  Altra Industrial Motion Corp.                                      47,958  2,117,346             0.1%
                  AMERCO                                                             13,864  5,191,513             0.1%
*                 Ameresco, Inc. Class A                                             16,686    107,625             0.0%
#                 American Airlines Group, Inc.                                      40,944  1,745,033             0.0%
#                 American Railcar Industries, Inc.                                  23,316    978,106             0.0%
#*                American Superconductor Corp.                                       1,238      6,450             0.0%
*                 American Woodmark Corp.                                            19,327  1,776,151             0.0%
#                 AMETEK, Inc.                                                       24,074  1,377,033             0.0%
*                 AMREP Corp.                                                         6,528     39,233             0.0%
#                 AO Smith Corp.                                                     22,300  1,201,524             0.0%
#                 Apogee Enterprises, Inc.                                           35,537  1,936,766             0.1%
                  Applied Industrial Technologies, Inc.                              44,895  2,873,280             0.1%
*                 ARC Document Solutions, Inc.                                       72,114    265,380             0.0%
                  ArcBest Corp.                                                      28,900    764,405             0.0%
#                 Arconic, Inc.                                                     201,662  5,511,422             0.1%
                  Argan, Inc.                                                        34,202  2,286,404             0.1%
*                 Armstrong Flooring, Inc.                                           28,959    555,723             0.0%
#*                Armstrong World Industries, Inc.                                   23,085  1,079,224             0.0%
*                 Arotech Corp.                                                       3,519     11,261             0.0%
                  Astec Industries, Inc.                                             35,090  2,222,951             0.1%
*                 Astronics Corp.                                                    20,925    680,272             0.0%
#*                Astronics Corp. Class B                                             9,428    305,561             0.0%
*                 Atlas Air Worldwide Holdings, Inc.                                 45,578  2,643,524             0.1%
*                 Avalon Holdings Corp. Class A                                         700      1,659             0.0%
#*                Avis Budget Group, Inc.                                            65,103  1,985,641             0.1%
#*                Axon Enterprise, Inc.                                              24,218    595,278             0.0%
#                 AZZ, Inc.                                                          30,111  1,778,055             0.0%
*                 Babcock & Wilcox Enterprises, Inc.                                 68,941    645,977             0.0%
                  Barnes Group, Inc.                                                 82,993  4,562,125             0.1%
                  Barrett Business Services, Inc.                                     5,321    306,809             0.0%
*                 Beacon Roofing Supply, Inc.                                        61,357  3,041,466             0.1%
#*                Blue Bird Corp.                                                       642     11,941             0.0%
*                 BlueLinx Holdings, Inc.                                             6,189     67,584             0.0%
*                 BMC Stock Holdings, Inc.                                           37,015    862,450             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Industrials -- (Continued)
                  Brady Corp. Class A                                                64,251 $2,502,576             0.1%
                  Briggs & Stratton Corp.                                            68,544  1,712,915             0.0%
                  Brink's Co. (The)                                                  42,906  2,634,428             0.1%
#*                Broadwind Energy, Inc.                                                 70        643             0.0%
*                 Builders FirstSource, Inc.                                         77,579  1,242,040             0.0%
                  BWX Technologies, Inc.                                             32,390  1,592,616             0.0%
*                 CAI International, Inc.                                            25,760    531,171             0.0%
                  Carlisle Cos., Inc.                                                16,264  1,649,007             0.0%
*                 Casella Waste Systems, Inc. Class A                                33,003    496,695             0.0%
                  Caterpillar, Inc.                                                  44,084  4,508,030             0.1%
*                 CBIZ, Inc.                                                         99,850  1,572,638             0.0%
*                 CDI Corp.                                                          27,940    227,711             0.0%
                  CECO Environmental Corp.                                           26,465    298,790             0.0%
#                 Celadon Group, Inc.                                                49,176    194,245             0.0%
*                 Chart Industries, Inc.                                             69,235  2,527,770             0.1%
                  Chicago Bridge & Iron Co. NV                                       98,103  2,950,938             0.1%
                  Chicago Rivet & Machine Co.                                           855     35,423             0.0%
#                 Cintas Corp.                                                       14,003  1,714,947             0.0%
#                 CIRCOR International, Inc.                                         27,352  1,824,652             0.1%
*                 Civeo Corp.                                                        83,510    249,695             0.0%
*                 Clean Harbors, Inc.                                                45,652  2,652,838             0.1%
*                 Colfax Corp.                                                      145,239  5,877,822             0.1%
                  Columbus McKinnon Corp.                                            30,112    786,827             0.0%
                  Comfort Systems USA, Inc.                                          54,138  1,986,865             0.1%
*                 Command Security Corp.                                              5,329     13,482             0.0%
*                 Commercial Vehicle Group, Inc.                                     46,434    412,798             0.0%
                  CompX International, Inc.                                           2,522     37,578             0.0%
*                 Continental Building Products, Inc.                                56,915  1,385,880             0.0%
*                 Continental Materials Corp.                                            73      1,610             0.0%
                  Copa Holdings SA Class A                                           33,122  3,856,063             0.1%
*                 Copart, Inc.                                                       55,377  1,711,149             0.0%
#                 Covanta Holding Corp.                                             197,593  2,874,978             0.1%
*                 Covenant Transportation Group, Inc. Class A                        28,163    527,493             0.0%
*                 CPI Aerostructures, Inc.                                            8,398     52,068             0.0%
                  CRA International, Inc.                                            14,848    563,333             0.0%
                  Crane Co.                                                          37,687  3,011,568             0.1%
*                 CSW Industrials, Inc.                                               2,065     73,101             0.0%
                  CSX Corp.                                                         150,971  7,675,366             0.2%
                  Cubic Corp.                                                        39,858  2,068,630             0.1%
                  Cummins, Inc.                                                      16,740  2,526,736             0.1%
                  Curtiss-Wright Corp.                                               43,923  4,105,044             0.1%
                  Deere & Co.                                                        24,279  2,709,779             0.1%
                  Delta Air Lines, Inc.                                             110,981  5,042,977             0.1%
#                 Deluxe Corp.                                                       21,597  1,553,040             0.0%
*                 DigitalGlobe, Inc.                                                108,277  3,486,519             0.1%
                  DMC Global, Inc.                                                   22,503    344,296             0.0%
#                 Donaldson Co., Inc.                                                25,317  1,171,671             0.0%
                  Douglas Dynamics, Inc.                                             55,465  1,769,334             0.0%
                  Dover Corp.                                                        31,123  2,454,982             0.1%
*                 Ducommun, Inc.                                                     14,374    422,452             0.0%
                  Dun & Bradstreet Corp. (The)                                        4,926    539,939             0.0%
*                 DXP Enterprises, Inc.                                              23,874    870,924             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Industrials -- (Continued)
#*                Dycom Industries, Inc.                                             15,580 $1,646,183             0.0%
*                 Eagle Bulk Shipping, Inc.                                           1,785      8,800             0.0%
                  Eastern Co. (The)                                                   4,628    127,964             0.0%
                  Eaton Corp. P.L.C.                                                 50,820  3,844,025             0.1%
#*                Echo Global Logistics, Inc.                                        41,375    775,781             0.0%
                  Ecology and Environment, Inc. Class A                               2,769     29,628             0.0%
                  EMCOR Group, Inc.                                                  65,775  4,324,048             0.1%
                  Emerson Electric Co.                                               31,243  1,883,328             0.1%
                  Encore Wire Corp.                                                  36,366  1,607,377             0.0%
                  EnerSys                                                            43,526  3,617,446             0.1%
*                 Engility Holdings, Inc.                                            39,601  1,122,688             0.0%
                  Ennis, Inc.                                                        47,008    827,341             0.0%
                  EnPro Industries, Inc.                                             21,572  1,524,062             0.0%
#                 EnviroStar, Inc.                                                    1,100     26,015             0.0%
#                 Equifax, Inc.                                                      11,845  1,602,747             0.0%
                  ESCO Technologies, Inc.                                            40,876  2,405,553             0.1%
                  Espey Manufacturing & Electronics Corp.                             3,027     70,438             0.0%
                  Essendant, Inc.                                                    58,517    977,234             0.0%
#*                Esterline Technologies Corp.                                       51,547  4,713,973             0.1%
#*                ExOne Co. (The)                                                    16,129    162,742             0.0%
#                 Expeditors International of Washington, Inc.                       10,482    587,935             0.0%
                  Exponent, Inc.                                                     18,982  1,160,749             0.0%
#                 Fastenal Co.                                                       11,751    525,035             0.0%
                  Federal Signal Corp.                                              123,573  1,928,975             0.1%
                  FedEx Corp.                                                        30,694  5,822,652             0.1%
#                 Flowserve Corp.                                                    18,900    961,443             0.0%
                  Fluor Corp.                                                        27,604  1,416,637             0.0%
                  Fortive Corp.                                                      18,126  1,146,651             0.0%
                  Fortune Brands Home & Security, Inc.                               26,275  1,674,769             0.0%
                  Forward Air Corp.                                                  36,371  1,933,846             0.1%
*                 Franklin Covey Co.                                                 24,797    526,936             0.0%
                  Franklin Electric Co., Inc.                                        53,600  2,202,960             0.1%
                  FreightCar America, Inc.                                           24,288    317,201             0.0%
*                 FTI Consulting, Inc.                                               88,006  3,044,128             0.1%
*                 Fuel Tech, Inc.                                                    26,879     24,675             0.0%
#                 GATX Corp.                                                         50,833  3,044,897             0.1%
*                 Gencor Industries, Inc.                                             8,289    137,597             0.0%
#*                Generac Holdings, Inc.                                             39,577  1,391,923             0.0%
#                 General Cable Corp.                                                96,649  1,739,682             0.0%
                  General Dynamics Corp.                                             22,257  4,313,184             0.1%
                  General Electric Co.                                              299,460  8,681,345             0.2%
#*                Genesee & Wyoming, Inc. Class A                                    83,745  5,674,561             0.1%
*                 Gibraltar Industries, Inc.                                         47,930  1,881,253             0.1%
                  Global Brass & Copper Holdings, Inc.                               17,000    606,050             0.0%
#*                Global Power Equipment Group, Inc.                                 15,716     68,207             0.0%
*                 Golden Ocean Group, Ltd.                                           12,670     96,545             0.0%
#*                Goldfield Corp. (The)                                              32,599    177,665             0.0%
                  Gorman-Rupp Co. (The)                                              52,317  1,497,313             0.0%
*                 GP Strategies Corp.                                                33,575    909,883             0.0%
#                 Graco, Inc.                                                         9,274  1,000,201             0.0%
                  Graham Corp.                                                       13,470    297,283             0.0%
                  Granite Construction, Inc.                                         57,580  3,035,042             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                                 ------- ---------- ---------------
Industrials -- (Continued)
*              Great Lakes Dredge & Dock Corp.                                    81,796 $  372,172             0.0%
#              Greenbrier Cos., Inc. (The)                                        32,885  1,428,853             0.0%
#              Griffon Corp.                                                      69,548  1,669,152             0.0%
               H&E Equipment Services, Inc.                                       64,635  1,365,091             0.0%
               Hardinge, Inc.                                                     18,750    196,875             0.0%
*              Harsco Corp.                                                       97,601  1,273,693             0.0%
#*             Hawaiian Holdings, Inc.                                            69,709  3,785,199             0.1%
*              HC2 Holdings, Inc.                                                  3,645     21,287             0.0%
*              HD Supply Holdings, Inc.                                           25,751  1,037,765             0.0%
#              Healthcare Services Group, Inc.                                     7,001    321,416             0.0%
#              Heartland Express, Inc.                                           114,100  2,295,692             0.1%
#              HEICO Corp.                                                        11,196    795,717             0.0%
               HEICO Corp. Class A                                                16,318  1,000,263             0.0%
               Heidrick & Struggles International, Inc.                           30,459    654,869             0.0%
#*             Herc Holdings, Inc.                                                29,273  1,331,043             0.0%
*              Heritage-Crystal Clean, Inc.                                        5,251     79,028             0.0%
               Herman Miller, Inc.                                                74,520  2,466,612             0.1%
#*             Hertz Global Holdings, Inc.                                        54,910    905,466             0.0%
               Hexcel Corp.                                                       37,118  1,920,857             0.1%
*              Hill International, Inc.                                           63,099    255,551             0.0%
               Hillenbrand, Inc.                                                  76,224  2,812,666             0.1%
#              HNI Corp.                                                          50,965  2,383,123             0.1%
               Honeywell International, Inc.                                      22,922  3,005,991             0.1%
               Houston Wire & Cable Co.                                           25,592    159,950             0.0%
*              Hub Group, Inc. Class A                                            56,510  2,212,366             0.1%
               Hubbell, Inc.                                                      10,230  1,157,320             0.0%
               Hudson Global, Inc.                                                34,265     48,142             0.0%
#*             Hudson Technologies, Inc.                                          19,043    135,205             0.0%
               Huntington Ingalls Industries, Inc.                                12,830  2,577,419             0.1%
               Hurco Cos., Inc.                                                   12,670    367,430             0.0%
*              Huron Consulting Group, Inc.                                       26,943  1,198,964             0.0%
               Hyster-Yale Materials Handling, Inc.                               14,948    898,524             0.0%
*              ICF International, Inc.                                            32,049  1,414,963             0.0%
               IDEX Corp.                                                         11,576  1,212,702             0.0%
*              IES Holdings, Inc.                                                 21,406    428,120             0.0%
               Illinois Tool Works, Inc.                                          13,917  1,921,799             0.1%
               Ingersoll-Rand P.L.C.                                              33,043  2,932,566             0.1%
*              InnerWorkings, Inc.                                               135,322  1,433,060             0.0%
*              Innovative Solutions & Support, Inc.                               16,826     59,396             0.0%
               Insperity, Inc.                                                    24,711  2,257,350             0.1%
#              Insteel Industries, Inc.                                           41,572  1,447,121             0.0%
               Interface, Inc.                                                    66,241  1,318,196             0.0%
#*             Intersections, Inc.                                                18,573     91,008             0.0%
               ITT, Inc.                                                          69,234  2,916,828             0.1%
               Jacobs Engineering Group, Inc.                                     61,544  3,379,996             0.1%
               JB Hunt Transport Services, Inc.                                   10,031    899,379             0.0%
*              JetBlue Airways Corp.                                             333,292  7,275,764             0.2%
               John Bean Technologies Corp.                                       19,447  1,723,977             0.0%
               Johnson Controls International P.L.C.                              82,716  3,438,504             0.1%
               Kadant, Inc.                                                        4,034    250,713             0.0%
               Kaman Corp.                                                        37,716  1,810,745             0.0%
               Kansas City Southern                                               36,699  3,305,479             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Industrials -- (Continued)
                  KAR Auction Services, Inc.                                         41,215 $1,797,798             0.0%
                  KBR, Inc.                                                         206,573  2,902,351             0.1%
                  Kelly Services, Inc. Class A                                       54,677  1,220,391             0.0%
                  Kelly Services, Inc. Class B                                          700     15,729             0.0%
                  Kennametal, Inc.                                                  142,821  5,938,497             0.1%
*                 Key Technology, Inc.                                                5,258     68,564             0.0%
#*                KEYW Holding Corp. (The)                                            5,649     53,609             0.0%
                  Kforce, Inc.                                                       45,774  1,039,070             0.0%
                  Kimball International, Inc. Class B                                73,542  1,306,841             0.0%
#*                Kirby Corp.                                                        83,653  5,905,902             0.1%
#*                KLX, Inc.                                                          99,060  4,685,538             0.1%
#                 Knight Transportation, Inc.                                       112,201  3,848,494             0.1%
                  Knoll, Inc.                                                        50,849  1,218,342             0.0%
                  Korn/Ferry International                                           74,600  2,417,040             0.1%
#*                Kratos Defense & Security Solutions, Inc.                         104,326    794,964             0.0%
                  L3 Technologies, Inc.                                              16,970  2,914,937             0.1%
                  Landstar System, Inc.                                              14,702  1,256,286             0.0%
*                 Lawson Products, Inc.                                               9,245    210,324             0.0%
*                 Layne Christensen Co.                                              25,619    204,183             0.0%
                  LB Foster Co. Class A                                              15,474    219,731             0.0%
#                 Lennox International, Inc.                                          7,521  1,243,898             0.0%
                  Lincoln Electric Holdings, Inc.                                    25,449  2,265,724             0.1%
#                 Lindsay Corp.                                                       6,903    599,595             0.0%
*                 LMI Aerospace, Inc.                                                28,510    395,434             0.0%
                  LS Starrett Co. (The) Class A                                       8,044     78,831             0.0%
                  LSC Communications, Inc.                                           12,431    321,590             0.0%
                  LSI Industries, Inc.                                               39,855    361,485             0.0%
*                 Lydall, Inc.                                                       23,998  1,257,495             0.0%
                  Macquarie Infrastructure Corp.                                     20,051  1,631,550             0.0%
*                 Manitex International, Inc.                                         3,300     24,420             0.0%
#*                Manitowoc Co., Inc. (The)                                         202,420  1,208,447             0.0%
                  ManpowerGroup, Inc.                                                23,465  2,369,496             0.1%
                  Marten Transport, Ltd.                                             38,690    959,512             0.0%
                  Masco Corp.                                                        51,434  1,904,087             0.1%
*                 Masonite International Corp.                                       18,999  1,580,717             0.0%
*                 MasTec, Inc.                                                      150,207  6,631,639             0.2%
*                 Mastech Digital, Inc.                                                 991      7,135             0.0%
                  Matson, Inc.                                                       57,986  1,838,156             0.1%
                  Matthews International Corp. Class A                               40,409  2,770,037             0.1%
                  McGrath RentCorp                                                   36,501  1,270,600             0.0%
#*                Mercury Systems, Inc.                                              50,287  1,879,728             0.1%
#*                Meritor, Inc.                                                      45,740    814,629             0.0%
#*                Middleby Corp. (The)                                                8,567  1,166,226             0.0%
                  Miller Industries, Inc.                                            15,566    395,376             0.0%
*                 Mistras Group, Inc.                                                35,704    803,340             0.0%
                  Mobile Mini, Inc.                                                  86,438  2,480,771             0.1%
*                 Moog, Inc. Class A                                                 45,870  3,148,975             0.1%
*                 Moog, Inc. Class B                                                  2,977    206,902             0.0%
*                 MRC Global, Inc.                                                  205,944  3,754,359             0.1%
                  MSA Safety, Inc.                                                   22,773  1,772,878             0.0%
                  MSC Industrial Direct Co., Inc. Class A                            24,221  2,168,506             0.1%
                  Mueller Industries, Inc.                                           72,530  2,323,861             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Industrials -- (Continued)
                  Mueller Water Products, Inc. Class A                              254,628 $2,864,565             0.1%
#                 Multi-Color Corp.                                                  20,797  1,597,210             0.0%
*                 MYR Group, Inc.                                                    38,589  1,630,771             0.0%
                  National Presto Industries, Inc.                                    7,418    774,068             0.0%
*                 Navigant Consulting, Inc.                                          85,820  2,057,105             0.1%
#*                Navistar International Corp.                                       21,536    579,534             0.0%
*                 NCI Building Systems, Inc.                                         53,443    935,253             0.0%
#*                Neff Corp. Class A                                                  1,235     21,736             0.0%
                  Nielsen Holdings P.L.C.                                            25,907  1,065,555             0.0%
*                 NL Industries, Inc.                                                41,564    336,668             0.0%
                  NN, Inc.                                                           53,968  1,489,517             0.0%
#                 Nordson Corp.                                                      12,448  1,558,490             0.0%
                  Norfolk Southern Corp.                                             48,284  5,672,887             0.1%
                  Northrop Grumman Corp.                                             13,622  3,350,467             0.1%
*                 Northwest Pipe Co.                                                 15,189    212,798             0.0%
*                 NOW, Inc.                                                         157,285  2,675,418             0.1%
#*                NV5 Global, Inc.                                                    8,416    325,699             0.0%
                  Old Dominion Freight Line, Inc.                                    47,782  4,229,663             0.1%
#                 Omega Flex, Inc.                                                    4,638    260,516             0.0%
*                 On Assignment, Inc.                                                73,958  3,828,806             0.1%
                  Orbital ATK, Inc.                                                  33,117  3,278,583             0.1%
#*                Orion Energy Systems, Inc.                                         23,165     34,516             0.0%
*                 Orion Group Holdings, Inc.                                         27,445    207,210             0.0%
                  Oshkosh Corp.                                                      89,470  6,208,323             0.1%
                  Owens Corning                                                     129,690  7,891,636             0.2%
#                 PACCAR, Inc.                                                       35,291  2,354,968             0.1%
*                 PAM Transportation Services, Inc.                                   6,580    123,507             0.0%
                  Park-Ohio Holdings Corp.                                           23,782    935,822             0.0%
                  Parker-Hannifin Corp.                                              15,664  2,518,771             0.1%
*                 Patrick Industries, Inc.                                           28,196  2,003,326             0.1%
*                 Patriot Transportation Holding, Inc.                                2,586     53,763             0.0%
*                 Pendrell Corp.                                                      4,568     28,048             0.0%
#                 Pentair P.L.C.                                                     32,591  2,102,445             0.1%
*                 Performant Financial Corp.                                         54,745    124,819             0.0%
*                 Perma-Fix Environmental Services                                    2,877     10,357             0.0%
*                 Perma-Pipe International Holdings, Inc.                             5,730     46,127             0.0%
*                 PGT Innovations, Inc.                                              78,930    860,337             0.0%
#                 Pitney Bowes, Inc.                                                 29,803    396,082             0.0%
*                 Ply Gem Holdings, Inc.                                             22,264    428,582             0.0%
                  Powell Industries, Inc.                                            17,079    589,055             0.0%
*                 Power Solutions International, Inc.                                 2,041     17,349             0.0%
                  Preformed Line Products Co.                                         6,010    318,109             0.0%
                  Primoris Services Corp.                                            61,320  1,408,520             0.0%
#*                Proto Labs, Inc.                                                    7,155    414,990             0.0%
                  Quad/Graphics, Inc.                                                59,343  1,558,347             0.0%
                  Quanex Building Products Corp.                                     66,311  1,352,744             0.0%
*                 Quanta Services, Inc.                                             195,297  6,921,326             0.2%
*                 Radiant Logistics, Inc.                                            42,979    257,874             0.0%
                  Raven Industries, Inc.                                             46,445  1,439,795             0.0%
                  Raytheon Co.                                                       17,714  2,749,390             0.1%
*                 RBC Bearings, Inc.                                                 26,615  2,669,484             0.1%
*                 RCM Technologies, Inc.                                             12,068     57,444             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Industrials -- (Continued)
                  Regal Beloit Corp.                                                 57,385 $4,524,807             0.1%
                  Republic Services, Inc.                                            49,654  3,127,705             0.1%
                  Resources Connection, Inc.                                         62,952    875,033             0.0%
*                 Rexnord Corp.                                                     137,600  3,357,440             0.1%
*                 Roadrunner Transportation Systems, Inc.                            44,928    301,916             0.0%
                  Robert Half International, Inc.                                    24,849  1,144,296             0.0%
                  Rockwell Automation, Inc.                                          12,800  2,014,080             0.1%
                  Rockwell Collins, Inc.                                             18,520  1,927,747             0.1%
#                 Rollins, Inc.                                                      25,198    978,438             0.0%
#                 Roper Technologies, Inc.                                            5,710  1,248,777             0.0%
*                 RPX Corp.                                                          85,253  1,094,649             0.0%
#                 RR Donnelley & Sons Co.                                            24,422    306,985             0.0%
#*                Rush Enterprises, Inc. Class A                                     45,637  1,722,797             0.0%
*                 Rush Enterprises, Inc. Class B                                      4,506    156,088             0.0%
                  Ryder System, Inc.                                                101,519  6,894,155             0.2%
*                 Saia, Inc.                                                         40,845  1,966,687             0.1%
#*                Sensata Technologies Holding NV                                     7,532    310,168             0.0%
                  Servotronics, Inc.                                                  1,499     15,365             0.0%
*                 SIFCO Industries, Inc.                                              4,888     39,593             0.0%
                  Simpson Manufacturing Co., Inc.                                    60,232  2,512,277             0.1%
                  SkyWest, Inc.                                                      79,180  2,945,496             0.1%
#                 Snap-on, Inc.                                                      11,787  1,974,676             0.1%
                  Southwest Airlines Co.                                             75,013  4,217,231             0.1%
*                 SP Plus Corp.                                                      26,991    929,840             0.0%
*                 Sparton Corp.                                                      13,779    306,858             0.0%
                  Spirit Aerosystems Holdings, Inc. Class A                          24,712  1,412,538             0.0%
*                 Spirit Airlines, Inc.                                              62,663  3,588,710             0.1%
*                 SPX Corp.                                                          36,664    882,136             0.0%
*                 SPX FLOW, Inc.                                                     66,004  2,385,385             0.1%
                  Standex International Corp.                                        15,734  1,478,209             0.0%
                  Stanley Black & Decker, Inc.                                       18,154  2,471,667             0.1%
                  Steelcase, Inc. Class A                                           115,898  1,976,061             0.1%
#*                Stericycle, Inc.                                                   11,430    975,436             0.0%
*                 Sterling Construction Co., Inc.                                    29,596    281,458             0.0%
                  Sun Hydraulics Corp.                                               17,943    696,906             0.0%
                  Supreme Industries, Inc. Class A                                   26,231    525,669             0.0%
#*                Swift Transportation Co.                                           43,091  1,059,177             0.0%
#*                Team, Inc.                                                         40,026  1,076,699             0.0%
*                 Teledyne Technologies, Inc.                                        26,146  3,525,265             0.1%
                  Tennant Co.                                                        15,148  1,109,591             0.0%
                  Terex Corp.                                                       125,842  4,401,953             0.1%
                  Tetra Tech, Inc.                                                   84,755  3,724,982             0.1%
                  Textainer Group Holdings, Ltd.                                     51,126    764,334             0.0%
                  Textron, Inc.                                                      61,097  2,850,786             0.1%
*                 Thermon Group Holdings, Inc.                                       34,156    700,198             0.0%
                  Timken Co. (The)                                                   60,233  2,906,242             0.1%
#                 Titan International, Inc.                                          84,519    905,198             0.0%
*                 Titan Machinery, Inc.                                              23,132    366,642             0.0%
#                 Toro Co. (The)                                                     15,600  1,012,752             0.0%
#                 TransDigm Group, Inc.                                               4,939  1,218,599             0.0%
*                 TransUnion                                                          9,974    399,259             0.0%
*                 TRC Cos., Inc.                                                     41,081    718,918             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Industrials -- (Continued)
#*                Trex Co., Inc.                                                     14,075 $ 1,030,149             0.0%
*                 TriMas Corp.                                                       51,128   1,173,388             0.0%
*                 TriNet Group, Inc.                                                 13,787     405,338             0.0%
                  Trinity Industries, Inc.                                          252,771   6,799,540             0.2%
*                 Triton International, Ltd.                                         57,820   1,769,870             0.0%
#                 Triumph Group, Inc.                                                96,974   2,540,719             0.1%
*                 TrueBlue, Inc.                                                     53,307   1,457,946             0.0%
*                 Tutor Perini Corp.                                                 84,118   2,595,040             0.1%
*                 Twin Disc, Inc.                                                    17,482     342,647             0.0%
*                 Ultralife Corp.                                                    19,727     108,499             0.0%
                  UniFirst Corp.                                                     18,986   2,642,851             0.1%
                  Union Pacific Corp.                                                79,133   8,859,731             0.2%
*                 United Continental Holdings, Inc.                                  45,529   3,196,591             0.1%
*                 United Rentals, Inc.                                              117,421  12,876,387             0.3%
                  United Technologies Corp.                                          89,909  10,698,272             0.3%
*                 Univar, Inc.                                                        8,166     243,755             0.0%
                  Universal Forest Products, Inc.                                    27,032   2,575,879             0.1%
#                 Universal Logistics Holdings, Inc.                                 20,821     290,453             0.0%
                  US Ecology, Inc.                                                   21,849   1,030,180             0.0%
*                 USA Truck, Inc.                                                    16,095     107,997             0.0%
#*                USG Corp.                                                         108,110   3,275,733             0.1%
                  Valmont Industries, Inc.                                           14,475   2,205,266             0.1%
*                 Vectrus, Inc.                                                      10,924     277,907             0.0%
*                 Verisk Analytics, Inc.                                             12,650   1,047,547             0.0%
#*                Veritiv Corp.                                                       7,805     403,128             0.0%
*                 Versar, Inc.                                                        7,645      10,397             0.0%
                  Viad Corp.                                                         35,424   1,601,165             0.0%
*                 Vicor Corp.                                                        23,646     425,628             0.0%
*                 Virco Manufacturing Corp.                                          21,636      98,444             0.0%
*                 Volt Information Sciences, Inc.                                    24,400     157,380             0.0%
                  VSE Corp.                                                          18,642     795,081             0.0%
#                 Wabash National Corp.                                             124,906   2,845,359             0.1%
*                 WABCO Holdings, Inc.                                                8,765   1,041,896             0.0%
#                 Wabtec Corp.                                                       11,888     997,284             0.0%
                  Waste Management, Inc.                                             23,011   1,674,741             0.0%
#                 Watsco, Inc.                                                       11,275   1,564,970             0.0%
                  Watsco, Inc. Class B                                                1,205     167,296             0.0%
                  Watts Water Technologies, Inc. Class A                             35,319   2,196,842             0.1%
#*                Welbilt, Inc.                                                      58,706   1,203,473             0.0%
#                 Werner Enterprises, Inc.                                          135,645   3,703,108             0.1%
*                 Wesco Aircraft Holdings, Inc.                                     172,868   2,100,346             0.1%
*                 WESCO International, Inc.                                          74,427   4,536,326             0.1%
                  West Corp.                                                         30,829     822,826             0.0%
*                 Willdan Group, Inc.                                                11,989     340,128             0.0%
*                 Willis Lease Finance Corp.                                          8,183     185,836             0.0%
                  Woodward, Inc.                                                     36,206   2,450,060             0.1%
#                 WW Grainger, Inc.                                                   7,963   1,534,470             0.0%
*                 Xerium Technologies, Inc.                                           6,868      48,831             0.0%
#*                XPO Logistics, Inc.                                               197,780   9,768,354             0.2%
#                 Xylem, Inc.                                                        31,203   1,604,146             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Industrials -- (Continued)
*                 YRC Worldwide, Inc.                                                20,417 $    217,645             0.0%
                                                                                            ------------ ---------------
Total Industrials                                                                            733,463,352            16.5%
                                                                                            ------------ ---------------
Information Technology -- (13.3%)
#*                3D Systems Corp.                                                   11,613      183,834             0.0%
#*                ACI Worldwide, Inc.                                               111,463    2,395,340             0.1%
                  Activision Blizzard, Inc.                                          35,492    1,854,457             0.1%
*                 Actua Corp.                                                        85,165    1,192,310             0.0%
*                 Acxiom Corp.                                                       86,927    2,512,190             0.1%
*                 ADDvantage Technologies Group, Inc.                                 7,160       12,816             0.0%
                  ADTRAN, Inc.                                                       73,783    1,475,660             0.0%
*                 Advanced Energy Industries, Inc.                                   31,633    2,334,515             0.1%
#*                Advanced Micro Devices, Inc.                                       98,570    1,310,981             0.0%
*                 Agilysys, Inc.                                                     36,408      360,439             0.0%
*                 Akamai Technologies, Inc.                                          16,501    1,005,571             0.0%
#                 Alliance Data Systems Corp.                                         6,894    1,720,949             0.1%
*                 Alpha & Omega Semiconductor, Ltd.                                  45,919      759,959             0.0%
*                 Alphabet, Inc. Class A                                             10,302    9,524,405             0.2%
*                 Alphabet, Inc. Class C                                             10,827    9,808,829             0.2%
                  Amdocs, Ltd.                                                       14,311      876,406             0.0%
                  American Software, Inc. Class A                                    27,809      305,065             0.0%
*                 Amkor Technology, Inc.                                            353,004    4,158,387             0.1%
                  Amphenol Corp. Class A                                             27,236    1,969,435             0.1%
*                 Amtech Systems, Inc.                                               10,390       73,146             0.0%
                  Analog Devices, Inc.                                               17,100    1,303,020             0.0%
#*                Angie's List, Inc.                                                 15,392       90,505             0.0%
*                 Anixter International, Inc.                                        44,228    3,606,793             0.1%
#*                ANSYS, Inc.                                                         7,175      790,398             0.0%
                  Apple, Inc.                                                       329,973   47,400,621             1.1%
                  Applied Materials, Inc.                                            70,077    2,845,827             0.1%
#*                Applied Optoelectronics, Inc.                                       3,292      162,592             0.0%
#*                Arista Networks, Inc.                                               8,033    1,121,728             0.0%
*                 ARRIS International P.L.C.                                        103,352    2,686,118             0.1%
*                 Arrow Electronics, Inc.                                            78,718    5,549,619             0.1%
*                 Aspen Technology, Inc.                                             13,964      858,646             0.0%
                  AstroNova, Inc.                                                     7,311      108,934             0.0%
*                 Autobytel, Inc.                                                     2,224       29,157             0.0%
#*                Autodesk, Inc.                                                     10,099      909,617             0.0%
*                 Aviat Networks, Inc.                                                4,491       74,955             0.0%
#*                Avid Technology, Inc.                                              30,790      172,578             0.0%
                  Avnet, Inc.                                                        83,702    3,238,430             0.1%
                  AVX Corp.                                                         157,461    2,662,666             0.1%
*                 Aware, Inc.                                                        18,447       88,546             0.0%
*                 Axcelis Technologies, Inc.                                         48,661      936,724             0.0%
*                 AXT, Inc.                                                          67,692      456,921             0.0%
#                 Badger Meter, Inc.                                                 34,968    1,389,978             0.0%
*                 Bankrate, Inc.                                                     79,418      841,831             0.0%
#*                Barracuda Networks, Inc.                                           15,166      308,325             0.0%
*                 Bazaarvoice, Inc.                                                  11,728       55,122             0.0%
                  Bel Fuse, Inc. Class A                                              3,300       69,779             0.0%
                  Bel Fuse, Inc. Class B                                             16,034      388,023             0.0%
#                 Belden, Inc.                                                       39,926    2,782,842             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Information Technology -- (Continued)
*                 Benchmark Electronics, Inc.                                        87,018 $ 2,758,471             0.1%
                  Black Box Corp.                                                    33,815     334,769             0.0%
#*                Black Knight Financial Services, Inc. Class A                       2,968     122,875             0.0%
#                 Blackbaud, Inc.                                                    12,179     979,313             0.0%
#*                Blackhawk Network Holdings, Inc.                                   63,361   2,562,952             0.1%
*                 Blucora, Inc.                                                      51,074     942,315             0.0%
                  Booz Allen Hamilton Holding Corp.                                  20,056     720,612             0.0%
*                 Bottomline Technologies de, Inc.                                   22,107     515,093             0.0%
                  Broadcom, Ltd.                                                     12,770   2,819,744             0.1%
                  Broadridge Financial Solutions, Inc.                               21,325   1,491,471             0.0%
#*                BroadVision, Inc.                                                   4,752      19,958             0.0%
                  Brocade Communications Systems, Inc.                              545,227   6,853,503             0.2%
                  Brooks Automation, Inc.                                           118,006   2,980,832             0.1%
*                 BSQUARE Corp.                                                      22,217     116,639             0.0%
#                 CA, Inc.                                                           65,881   2,162,873             0.1%
                  Cabot Microelectronics Corp.                                       29,828   2,337,024             0.1%
*                 CACI International, Inc. Class A                                   38,415   4,532,970             0.1%
*                 Cadence Design Systems, Inc.                                       32,200   1,048,754             0.0%
#*                CalAmp Corp.                                                       33,302     597,438             0.0%
*                 Calix, Inc.                                                        97,323     652,064             0.0%
*                 Carbonite, Inc.                                                    17,248     372,557             0.0%
#*                Cardtronics P.L.C. Class A                                         56,407   2,345,403             0.1%
                  Cass Information Systems, Inc.                                     13,473     895,550             0.0%
#*                Cavium, Inc.                                                       15,050   1,036,193             0.0%
                  CDW Corp.                                                          27,749   1,639,688             0.0%
*                 Ceva, Inc.                                                         27,653     995,508             0.0%
#*                Ciena Corp.                                                        48,577   1,112,899             0.0%
#*                Cimpress NV                                                         8,368     686,845             0.0%
#*                Cirrus Logic, Inc.                                                 37,516   2,414,155             0.1%
                  Cisco Systems, Inc.                                               479,871  16,349,205             0.4%
*                 Citrix Systems, Inc.                                               10,116     818,789             0.0%
*                 Clearfield, Inc.                                                    8,316     117,671             0.0%
                  Cognex Corp.                                                       17,854   1,523,660             0.0%
#*                Cognizant Technology Solutions Corp. Class A                       17,852   1,075,226             0.0%
*                 Coherent, Inc.                                                     27,128   5,848,797             0.1%
                  Cohu, Inc.                                                         41,991     786,491             0.0%
*                 CommerceHub, Inc. Series A                                          6,504     104,064             0.0%
*                 CommerceHub, Inc. Series C                                         13,008     207,087             0.0%
*                 CommScope Holding Co., Inc.                                        40,238   1,691,606             0.0%
                  Communications Systems, Inc.                                       13,122      56,556             0.0%
                  Computer Task Group, Inc.                                          19,188     113,785             0.0%
                  Comtech Telecommunications Corp.                                   29,590     414,556             0.0%
                  Concurrent Computer Corp.                                           7,430      36,779             0.0%
*                 Conduent, Inc.                                                    182,329   2,973,786             0.1%
                  Convergys Corp.                                                   116,486   2,622,100             0.1%
*                 CoreLogic, Inc.                                                    52,015   2,223,121             0.1%
                  Corning, Inc.                                                     139,894   4,035,942             0.1%
#*                CoStar Group, Inc.                                                  2,195     528,754             0.0%
*                 Covisint Corp.                                                     19,447      38,894             0.0%
*                 Cray, Inc.                                                         34,546     618,373             0.0%
#*                Cree, Inc.                                                        121,097   2,649,602             0.1%
                  CSG Systems International, Inc.                                    39,868   1,495,449             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Information Technology -- (Continued)
                  CSP, Inc.                                                           2,269 $   24,755             0.0%
#                 CSRA, Inc.                                                         28,653    833,229             0.0%
                  CTS Corp.                                                          51,949  1,148,073             0.0%
*                 CyberOptics Corp.                                                   7,973    172,615             0.0%
#                 Cypress Semiconductor Corp.                                       400,940  5,617,169             0.1%
                  Daktronics, Inc.                                                   67,621    639,695             0.0%
*                 Dell Technologies, Inc. Class V                                    15,562  1,044,366             0.0%
*                 Determine, Inc.                                                       628      2,242             0.0%
*                 DHI Group, Inc.                                                    88,204    339,585             0.0%
#                 Diebold Nixdorf, Inc.                                              48,956  1,380,559             0.0%
*                 Digi International, Inc.                                           40,420    501,208             0.0%
*                 Diodes, Inc.                                                       53,258  1,245,705             0.0%
                  Dolby Laboratories, Inc. Class A                                   41,009  2,162,405             0.1%
*                 DSP Group, Inc.                                                    32,163    400,429             0.0%
                  DST Systems, Inc.                                                  20,322  2,501,841             0.1%
*                 DXC Technology Co.                                                 83,906  6,321,478             0.2%
*                 Eastman Kodak Co.                                                   3,721     40,931             0.0%
*                 eBay, Inc.                                                         38,237  1,277,498             0.0%
#                 Ebix, Inc.                                                         29,521  1,821,446             0.1%
*                 EchoStar Corp. Class A                                             60,916  3,506,325             0.1%
*                 Edgewater Technology, Inc.                                          8,479     61,642             0.0%
*                 Electro Scientific Industries, Inc.                                58,356    407,325             0.0%
*                 Electronic Arts, Inc.                                              19,023  1,803,761             0.1%
*                 Electronics for Imaging, Inc.                                      52,912  2,422,311             0.1%
#*                Ellie Mae, Inc.                                                     2,429    247,175             0.0%
#*                eMagin Corp.                                                        7,098     16,325             0.0%
                  Emcore Corp.                                                       38,308    344,772             0.0%
#*                EnerNOC, Inc.                                                      46,034    260,092             0.0%
*                 Entegris, Inc.                                                    167,301  4,149,065             0.1%
#*                Envestnet, Inc.                                                     6,540    227,592             0.0%
*                 EPAM Systems, Inc.                                                  9,710    747,670             0.0%
*                 ePlus, Inc.                                                        19,849  1,414,241             0.0%
*                 Euronet Worldwide, Inc.                                            17,291  1,428,582             0.0%
*                 Everi Holdings, Inc.                                              117,052    743,280             0.0%
*                 Exar Corp.                                                         83,480  1,086,075             0.0%
*                 ExlService Holdings, Inc.                                          27,099  1,292,893             0.0%
*                 Extreme Networks, Inc.                                             75,754    592,018             0.0%
*                 F5 Networks, Inc.                                                   5,100    658,563             0.0%
*                 Fabrinet                                                           55,330  1,918,291             0.1%
#                 Fair Isaac Corp.                                                    7,907  1,071,240             0.0%
*                 FARO Technologies, Inc.                                            23,165    848,997             0.0%
                  Fidelity National Information Services, Inc.                       23,092  1,944,115             0.1%
*                 Finisar Corp.                                                     172,918  3,949,447             0.1%
#*                FireEye, Inc.                                                      10,918    136,584             0.0%
#*                First Solar, Inc.                                                  99,999  2,954,970             0.1%
*                 Fiserv, Inc.                                                       21,401  2,549,715             0.1%
#*                Fitbit, Inc. Class A                                               62,151    355,504             0.0%
*                 FleetCor Technologies, Inc.                                         8,593  1,212,816             0.0%
*                 Flex, Ltd.                                                        137,641  2,127,930             0.1%
                  FLIR Systems, Inc.                                                102,158  3,752,263             0.1%
*                 FormFactor, Inc.                                                  134,569  1,493,716             0.0%
                  Forrester Research, Inc.                                           15,466    627,146             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Information Technology -- (Continued)
#*                Fortinet, Inc.                                                      7,132 $   278,148             0.0%
*                 Frequency Electronics, Inc.                                         8,185      85,943             0.0%
#*                Gartner, Inc.                                                      12,003   1,369,422             0.0%
#                 Genpact, Ltd.                                                      66,831   1,632,013             0.0%
                  Global Payments, Inc.                                              29,288   2,394,587             0.1%
                  GlobalSCAPE, Inc.                                                   2,198       8,902             0.0%
#*                Globant SA                                                          2,249      85,215             0.0%
#*                Glu Mobile, Inc.                                                   30,123      69,584             0.0%
#*                GrubHub, Inc.                                                      28,292   1,215,990             0.0%
*                 GSE Systems, Inc.                                                  26,843      91,266             0.0%
#*                GSI Technology, Inc.                                               17,271     138,686             0.0%
#*                GTT Communications, Inc.                                           42,732   1,175,130             0.0%
#*                Guidewire Software, Inc.                                            5,703     350,677             0.0%
                  Hackett Group, Inc. (The)                                          46,964     931,296             0.0%
#*                Harmonic, Inc.                                                    180,054   1,044,313             0.0%
                  Harris Corp.                                                       20,282   2,269,353             0.1%
#                 Hewlett Packard Enterprise Co.                                    340,441   6,342,416             0.2%
                  HP, Inc.                                                          122,449   2,304,490             0.1%
*                 IAC/InterActiveCorp                                                42,829   3,555,235             0.1%
*                 ID Systems, Inc.                                                    8,720      57,290             0.0%
*                 Identiv, Inc.                                                       4,181      23,999             0.0%
*                 IEC Electronics Corp.                                               7,468      28,826             0.0%
*                 II-VI, Inc.                                                        77,645   2,573,932             0.1%
#*                Immersion Corp.                                                    21,510     188,643             0.0%
#*                Infinera Corp.                                                    104,069   1,032,364             0.0%
*                 Innodata, Inc.                                                     21,458      45,062             0.0%
#*                Inseego Corp.                                                      39,494      84,517             0.0%
*                 Insight Enterprises, Inc.                                          64,391   2,710,861             0.1%
#*                Integrated Device Technology, Inc.                                 42,895   1,029,051             0.0%
                  Intel Corp.                                                       578,019  20,895,387             0.5%
#                 InterDigital, Inc.                                                 31,713   2,850,999             0.1%
#*                Internap Corp.                                                     84,980     263,438             0.0%
*                 inTEST Corp.                                                        2,202      15,304             0.0%
*                 Intevac, Inc.                                                      29,956     381,939             0.0%
*                 IntriCon Corp.                                                      6,777      60,315             0.0%
                  Intuit, Inc.                                                        5,892     737,737             0.0%
#*                Inuvo, Inc.                                                        28,824      35,742             0.0%
#*                InvenSense, Inc.                                                   18,666     240,045             0.0%
#*                IPG Photonics Corp.                                                17,327   2,188,747             0.1%
*                 Iteris, Inc.                                                       13,000      68,770             0.0%
*                 Itron, Inc.                                                        39,691   2,573,961             0.1%
                  IXYS Corp.                                                         55,039     767,794             0.0%
#                 j2 Global, Inc.                                                    25,951   2,341,818             0.1%
                  Jabil Circuit, Inc.                                               302,067   8,765,984             0.2%
                  Jack Henry & Associates, Inc.                                      14,949   1,448,857             0.0%
                  Juniper Networks, Inc.                                             86,347   2,596,454             0.1%
*                 Kemet Corp.                                                        54,721     613,422             0.0%
*                 Key Tronic Corp.                                                   11,045      86,924             0.0%
*                 Keysight Technologies, Inc.                                        46,902   1,755,542             0.1%
*                 Kimball Electronics, Inc.                                          29,728     512,808             0.0%
                  KLA-Tencor Corp.                                                   17,987   1,766,683             0.1%
*                 Knowles Corp.                                                      64,226   1,138,727             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Information Technology -- (Continued)
#*                Kopin Corp.                                                        98,852 $   403,316             0.0%
*                 Kulicke & Soffa Industries, Inc.                                  123,057   2,746,632             0.1%
*                 KVH Industries, Inc.                                               24,237     193,896             0.0%
#                 Lam Research Corp.                                                 27,049   3,918,048             0.1%
#*                Lattice Semiconductor Corp.                                       169,515   1,162,873             0.0%
*                 Leaf Group, Ltd.                                                   40,535     338,467             0.0%
                  Leidos Holdings, Inc.                                              22,744   1,197,699             0.0%
*                 LGL Group, Inc. (The)                                               1,300       6,214             0.0%
*                 Limelight Networks, Inc.                                          155,414     488,000             0.0%
*                 Liquidity Services, Inc.                                           22,536     175,781             0.0%
                  Littelfuse, Inc.                                                    9,398   1,448,702             0.0%
#                 LogMeIn, Inc.                                                      54,565   6,165,845             0.2%
#*                Lumentum Holdings, Inc.                                            25,010   1,069,178             0.0%
#*                Luxoft Holding, Inc.                                                4,935     304,243             0.0%
#*                MACOM Technology Solutions Holdings, Inc.                          17,034     832,622             0.0%
#*                MagnaChip Semiconductor Corp.                                      17,121     145,529             0.0%
*                 Manhattan Associates, Inc.                                         20,679     965,503             0.0%
                  ManTech International Corp. Class A                                45,670   1,621,285             0.0%
*                 Marchex, Inc. Class B                                              34,649      93,899             0.0%
#*                Marin Software, Inc.                                                2,100       3,570             0.0%
                  Marvell Technology Group, Ltd.                                    288,765   4,337,250             0.1%
                  Maxim Integrated Products, Inc.                                    18,551     819,027             0.0%
#                 MAXIMUS, Inc.                                                      23,622   1,440,706             0.0%
*                 MaxLinear, Inc.                                                    28,702     798,777             0.0%
*                 Maxwell Technologies, Inc.                                         40,563     247,434             0.0%
#*                Meet Group, Inc.(The)                                              63,071     375,903             0.0%
#                 Mesa Laboratories, Inc.                                             4,234     591,998             0.0%
                  Methode Electronics, Inc.                                          53,978   2,404,720             0.1%
#                 Microchip Technology, Inc.                                         21,537   1,627,766             0.0%
*                 Micron Technology, Inc.                                           650,355  17,995,323             0.4%
*                 Microsemi Corp.                                                    81,555   3,828,192             0.1%
                  Microsoft Corp.                                                   278,222  19,047,078             0.4%
*                 MicroStrategy, Inc. Class A                                         7,998   1,520,980             0.0%
                  MKS Instruments, Inc.                                              79,909   6,252,879             0.2%
#                 MOCON, Inc.                                                         7,200     214,920             0.0%
#*                ModusLink Global Solutions, Inc.                                   90,589     153,095             0.0%
#*                MoneyGram International, Inc.                                      28,228     502,741             0.0%
#                 Monolithic Power Systems, Inc.                                     12,503   1,144,025             0.0%
                  Monotype Imaging Holdings, Inc.                                    37,040     753,764             0.0%
                  Motorola Solutions, Inc.                                           14,175   1,218,625             0.0%
#                 MTS Systems Corp.                                                  14,596     677,984             0.0%
*                 Nanometrics, Inc.                                                  39,517   1,246,959             0.0%
*                 Napco Security Technologies, Inc.                                  18,220     193,132             0.0%
#                 National Instruments Corp.                                         35,566   1,241,609             0.0%
*                 NCI, Inc. Class A                                                  11,895     176,641             0.0%
#*                NCR Corp.                                                          56,756   2,341,185             0.1%
#*                NeoPhotonics Corp.                                                 61,789     479,483             0.0%
                  NetApp, Inc.                                                       35,822   1,427,507             0.0%
*                 NETGEAR, Inc.                                                      55,174   2,601,454             0.1%
#*                Netscout Systems, Inc.                                             57,720   2,173,158             0.1%
#*                NeuStar, Inc. Class A                                               7,693     255,408             0.0%
#                 NIC, Inc.                                                          27,990     597,587             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Information Technology -- (Continued)
*                 Novanta, Inc.                                                      42,869 $1,202,475             0.0%
*                 Nuance Communications, Inc.                                       181,990  3,255,801             0.1%
#*                Numerex Corp. Class A                                               5,996     26,982             0.0%
                  NVE Corp.                                                           3,647    296,902             0.0%
                  NVIDIA Corp.                                                       47,746  4,979,908             0.1%
#*                Oclaro, Inc.                                                      110,869    888,061             0.0%
*                 ON Semiconductor Corp.                                            205,927  2,920,045             0.1%
#*                Onvia, Inc.                                                           700      3,255             0.0%
*                 Optical Cable Corp.                                                 6,626     19,878             0.0%
                  Oracle Corp.                                                      141,867  6,378,340             0.2%
#*                OSI Systems, Inc.                                                  25,683  1,987,864             0.1%
*                 PAR Technology Corp.                                               12,088    103,352             0.0%
                  Park Electrochemical Corp.                                         31,762    550,118             0.0%
#*                Paycom Software, Inc.                                              15,395    927,549             0.0%
*                 PayPal Holdings, Inc.                                              38,237  1,824,670             0.1%
                  PC Connection, Inc.                                                37,430  1,075,738             0.0%
                  PC-Tel, Inc.                                                       23,419    181,263             0.0%
*                 PCM, Inc.                                                          19,029    479,531             0.0%
*                 PDF Solutions, Inc.                                                39,331    748,076             0.0%
#                 Pegasystems, Inc.                                                  27,772  1,265,015             0.0%
*                 Perceptron, Inc.                                                   16,338    138,546             0.0%
*                 Perficient, Inc.                                                   44,480    774,842             0.0%
#*                PFSweb, Inc.                                                       20,833    152,498             0.0%
*                 Photronics, Inc.                                                  110,819  1,274,419             0.0%
*                 Planet Payment, Inc.                                               42,186    175,916             0.0%
                  Plantronics, Inc.                                                  28,633  1,563,362             0.0%
*                 Plexus Corp.                                                       52,366  2,722,508             0.1%
                  Power Integrations, Inc.                                           19,563  1,290,180             0.0%
*                 PRGX Global, Inc.                                                  28,843    188,922             0.0%
                  Progress Software Corp.                                            53,908  1,602,146             0.0%
*                 PTC, Inc.                                                          13,183    712,541             0.0%
                  QAD, Inc. Class A                                                  13,691    413,468             0.0%
                  QAD, Inc. Class B                                                   2,342     60,213             0.0%
#*                Qorvo, Inc.                                                        61,152  4,160,171             0.1%
                  QUALCOMM, Inc.                                                    140,266  7,537,895             0.2%
*                 Qualstar Corp.                                                      1,082      7,671             0.0%
*                 Qualys, Inc.                                                        9,699    372,442             0.0%
*                 QuinStreet, Inc.                                                   35,557    159,295             0.0%
*                 Qumu Corp.                                                         10,312     27,739             0.0%
*                 Radisys Corp.                                                      58,318    233,855             0.0%
*                 Rambus, Inc.                                                      105,337  1,318,819             0.0%
*                 RealNetworks, Inc.                                                 74,977    342,645             0.0%
*                 Red Hat, Inc.                                                       6,300    554,904             0.0%
                  Reis, Inc.                                                         15,779    296,645             0.0%
                  Relm Wireless Corp.                                                 7,900     39,895             0.0%
*                 RetailMeNot, Inc.                                                   9,282    107,671             0.0%
                  RF Industries, Ltd.                                                 7,730     12,368             0.0%
                  Richardson Electronics, Ltd.                                       15,984     95,584             0.0%
*                 Rightside Group, Ltd.                                               4,858     48,774             0.0%
*                 Rogers Corp.                                                       25,042  2,577,823             0.1%
#*                Rosetta Stone, Inc.                                                23,564    265,095             0.0%
*                 Rubicon Project, Inc. (The)                                         8,318     47,496             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Information Technology -- (Continued)
*                 Rudolph Technologies, Inc.                                         64,620 $1,583,190             0.0%
*                 Sanmina Corp.                                                     136,798  5,095,725             0.1%
*                 ScanSource, Inc.                                                   43,355  1,712,523             0.1%
                  Science Applications International Corp.                           27,932  2,038,757             0.1%
*                 Seachange International, Inc.                                      76,626    193,098             0.0%
#                 Seagate Technology P.L.C.                                          26,898  1,133,213             0.0%
*                 Semtech Corp.                                                      54,840  1,872,786             0.1%
#*                ServiceSource International, Inc.                                   3,531     13,277             0.0%
#*                Sevcon, Inc.                                                        1,971     27,200             0.0%
*                 ShoreTel, Inc.                                                     95,357    624,588             0.0%
#*                Shutterstock, Inc.                                                  6,356    274,770             0.0%
*                 Sigma Designs, Inc.                                                73,217    453,945             0.0%
*                 Silicon Laboratories, Inc.                                         25,992  1,849,331             0.1%
#*                Silver Spring Networks, Inc.                                       17,890    204,125             0.0%
#                 Skyworks Solutions, Inc.                                           22,122  2,206,448             0.1%
*                 SMTC Corp.                                                          4,872      6,309             0.0%
*                 Sonus Networks, Inc.                                              103,536    795,156             0.0%
#                 SS&C Technologies Holdings, Inc.                                   30,610  1,124,611             0.0%
#*                Stamps.com, Inc.                                                   10,655  1,131,028             0.0%
*                 StarTek, Inc.                                                      18,466    167,671             0.0%
*                 Stratasys, Ltd.                                                    44,083  1,091,495             0.0%
#*                SunPower Corp.                                                     79,558    552,133             0.0%
*                 Super Micro Computer, Inc.                                         55,812  1,361,813             0.0%
*                 Sykes Enterprises, Inc.                                            72,205  2,152,431             0.1%
                  Symantec Corp.                                                     52,425  1,658,203             0.0%
#*                Synaptics, Inc.                                                    35,312  1,934,038             0.1%
*                 Synchronoss Technologies, Inc.                                     51,098    817,568             0.0%
                  SYNNEX Corp.                                                       48,557  5,265,036             0.1%
*                 Synopsys, Inc.                                                     18,273  1,346,720             0.0%
#                 Syntel, Inc.                                                       26,797    471,895             0.0%
                  Systemax, Inc.                                                     34,554    457,495             0.0%
#*                Tableau Software, Inc. Class A                                      1,500     80,520             0.0%
#*                Take-Two Interactive Software, Inc.                                24,422  1,534,923             0.0%
*                 Tangoe, Inc.                                                        5,820     37,364             0.0%
                  TE Connectivity, Ltd.                                              30,720  2,376,806             0.1%
#*                Tech Data Corp.                                                    65,571  6,271,866             0.2%
*                 TechTarget, Inc.                                                   17,200    159,100             0.0%
*                 Telenav, Inc.                                                      66,317    576,958             0.0%
#                 TeleTech Holdings, Inc.                                            43,097  1,346,781             0.0%
#*                Teradata Corp.                                                     54,231  1,582,461             0.0%
                  Teradyne, Inc.                                                    120,640  4,254,973             0.1%
                  Tessco Technologies, Inc.                                          12,033    168,462             0.0%
                  TiVo Corp.                                                        186,876  3,690,801             0.1%
                  Total System Services, Inc.                                        29,867  1,711,678             0.0%
                  TransAct Technologies, Inc.                                        10,316     90,265             0.0%
                  Travelport Worldwide, Ltd.                                         46,802    616,382             0.0%
*                 Travelzoo, Inc.                                                    15,049    138,451             0.0%
*                 Tremor Video, Inc.                                                 13,198     29,564             0.0%
#*                Trimble, Inc.                                                      37,884  1,342,230             0.0%
*                 Trio-Tech International                                             2,616     10,778             0.0%
#*                TrueCar, Inc.                                                      13,837    242,424             0.0%
*                 TSR, Inc.                                                             722      3,610             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Information Technology -- (Continued)
*                 TTM Technologies, Inc.                                              163,755 $  2,739,621             0.1%
#*                Tyler Technologies, Inc.                                              3,568      583,689             0.0%
#*                Ubiquiti Networks, Inc.                                              11,994      617,931             0.0%
#*                Ultimate Software Group, Inc. (The)                                   2,449      496,339             0.0%
*                 Ultra Clean Holdings, Inc.                                           41,777      803,789             0.0%
*                 Ultratech, Inc.                                                      54,541    1,664,591             0.0%
*                 Unisys Corp.                                                         16,020      181,026             0.0%
#                 Universal Display Corp.                                              10,171      908,779             0.0%
*                 Universal Security Instruments, Inc.                                  1,213        3,578             0.0%
*                 USA Technologies, Inc.                                                1,583        7,757             0.0%
*                 Vantiv, Inc. Class A                                                 19,002    1,178,884             0.0%
*                 VASCO Data Security International, Inc.                               8,479      114,467             0.0%
*                 Veeco Instruments, Inc.                                              79,529    2,624,457             0.1%
#*                VeriFone Systems, Inc.                                              142,395    2,640,003             0.1%
*                 Verint Systems, Inc.                                                 54,422    2,138,785             0.1%
#*                VeriSign, Inc.                                                        7,900      702,468             0.0%
                  Versum Materials, Inc.                                                9,541      305,503             0.0%
#*                ViaSat, Inc.                                                         29,551    1,892,151             0.1%
*                 Viavi Solutions, Inc.                                               193,221    1,932,210             0.1%
#*                Virtusa Corp.                                                        33,757    1,045,792             0.0%
#                 Visa, Inc. Class A                                                  116,012   10,582,615             0.2%
#                 Vishay Intertechnology, Inc.                                        205,726    3,363,620             0.1%
*                 Vishay Precision Group, Inc.                                         19,686      338,599             0.0%
                  Wayside Technology Group, Inc.                                        4,672       98,346             0.0%
#*                Web.com Group, Inc.                                                  66,225    1,278,143             0.0%
#*                WebMD Health Corp.                                                   23,137    1,254,720             0.0%
                  Western Digital Corp.                                               113,626   10,120,668             0.2%
#                 Western Union Co. (The)                                              46,124      916,023             0.0%
#*                WEX, Inc.                                                            28,933    2,935,542             0.1%
*                 Xcerra Corp.                                                         65,493      641,831             0.0%
                  Xerox Corp.                                                         673,901    4,845,348             0.1%
#                 Xilinx, Inc.                                                         22,883    1,444,146             0.0%
*                 XO Group, Inc.                                                       36,454      639,768             0.0%
                  Xperi Corp.                                                          58,211    1,955,890             0.1%
*                 Yahoo!, Inc.                                                         81,369    3,922,799             0.1%
#*                Yelp, Inc.                                                           14,200      502,822             0.0%
*                 YuMe, Inc.                                                              961        3,998             0.0%
#*                Zebra Technologies Corp. Class A                                     16,779    1,581,756             0.0%
*                 Zedge, Inc. Class B                                                  12,737       39,103             0.0%
*                 Zillow Group, Inc. Class A                                           16,913      650,981             0.0%
#*                Zillow Group, Inc. Class C                                           49,717    1,938,963             0.1%
*                 Zix Corp.                                                            45,198      245,425             0.0%
*                 Zynga, Inc. Class A                                               1,111,619    3,212,579             0.1%
                                                                                              ------------ ---------------
Total Information Technology                                                                   677,534,291            15.2%
                                                                                              ------------ ---------------
Materials -- (4.7%)
                  A Schulman, Inc.                                                     40,741    1,289,453             0.0%
*                 AdvanSix, Inc.                                                       14,420      393,089             0.0%
                  Air Products & Chemicals, Inc.                                        7,652    1,075,106             0.0%
#*                AK Steel Holding Corp.                                              145,983      925,532             0.0%
                  Albemarle Corp.                                                      43,897    4,780,822             0.1%
                  Alcoa Corp.                                                          67,220    2,267,331             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Materials -- (Continued)
#                 Allegheny Technologies, Inc.                                      103,883 $1,906,253             0.1%
*                 American Biltrite, Inc.                                                22      7,942             0.0%
                  American Vanguard Corp.                                            51,821    868,002             0.0%
                  Ampco-Pittsburgh Corp.                                             13,177    191,725             0.0%
#                 AptarGroup, Inc.                                                   20,288  1,629,126             0.0%
                  Ashland Global Holdings, Inc.                                      14,930  1,843,855             0.1%
                  Avery Dennison Corp.                                               20,760  1,727,440             0.0%
*                 Axalta Coating Systems, Ltd.                                       18,300    574,071             0.0%
#                 Balchem Corp.                                                      27,188  2,206,578             0.1%
#                 Ball Corp.                                                         12,700    976,503             0.0%
#                 Bemis Co., Inc.                                                    51,828  2,328,632             0.1%
*                 Berry Global Group, Inc.                                           24,019  1,200,950             0.0%
*                 Boise Cascade Co.                                                  47,232  1,440,576             0.0%
                  Cabot Corp.                                                        51,207  3,082,149             0.1%
                  Calgon Carbon Corp.                                                68,024    989,749             0.0%
#                 Carpenter Technology Corp.                                         76,906  3,122,384             0.1%
                  Celanese Corp. Series A                                            20,921  1,820,964             0.1%
#*                Century Aluminum Co.                                              132,025  1,800,821             0.1%
#                 CF Industries Holdings, Inc.                                      140,469  3,756,141             0.1%
                  Chase Corp.                                                        11,235  1,151,588             0.0%
                  Chemours Co. (The)                                                 13,148    529,733             0.0%
*                 Clearwater Paper Corp.                                             25,806  1,254,172             0.0%
#*                Cliffs Natural Resources, Inc.                                    125,505    843,394             0.0%
*                 Coeur Mining, Inc.                                                133,058  1,205,505             0.0%
                  Commercial Metals Co.                                             200,353  3,734,580             0.1%
#                 Compass Minerals International, Inc.                               39,521  2,608,386             0.1%
*                 Contango ORE, Inc.                                                  1,008     18,522             0.0%
*                 Core Molding Technologies, Inc.                                    11,901    235,402             0.0%
*                 Crown Holdings, Inc.                                                6,500    364,585             0.0%
#                 Deltic Timber Corp.                                                 7,152    553,350             0.0%
                  Domtar Corp.                                                      109,389  4,337,274             0.1%
                  Dow Chemical Co. (The)                                             77,065  4,839,682             0.1%
#                 Eagle Materials, Inc.                                              26,397  2,533,320             0.1%
                  Eastman Chemical Co.                                               32,930  2,626,167             0.1%
                  Ecolab, Inc.                                                        9,795  1,264,437             0.0%
                  EI du Pont de Nemours & Co.                                        24,100  1,921,975             0.1%
*                 Ferro Corp.                                                        83,574  1,497,646             0.0%
                  Ferroglobe P.L.C.                                                  76,164    734,983             0.0%
#*                Flotek Industries, Inc.                                            21,014    252,378             0.0%
#                 FMC Corp.                                                          23,050  1,687,951             0.0%
#*                Freeport-McMoRan, Inc.                                            316,451  4,034,750             0.1%
                  Friedman Industries, Inc.                                          10,403     64,499             0.0%
                  FutureFuel Corp.                                                   60,794    939,875             0.0%
*                 GCP Applied Technologies, Inc.                                     20,838    685,570             0.0%
                  Gold Resource Corp.                                                31,186    102,914             0.0%
                  Graphic Packaging Holding Co.                                     267,454  3,632,025             0.1%
                  Greif, Inc. Class A                                                36,856  2,160,499             0.1%
                  Greif, Inc. Class B                                                 8,768    590,525             0.0%
*                 Handy & Harman, Ltd.                                                3,310     90,198             0.0%
                  Hawkins, Inc.                                                      16,847    860,882             0.0%
                  Haynes International, Inc.                                         19,195    811,757             0.0%
                  HB Fuller Co.                                                      72,457  3,827,903             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Materials -- (Continued)
*                 Headwaters, Inc.                                                   64,117 $1,523,420             0.0%
                  Hecla Mining Co.                                                  684,241  3,729,113             0.1%
                  Huntsman Corp.                                                    223,127  5,526,856             0.1%
*                 Ingevity Corp.                                                     14,951    945,352             0.0%
                  Innophos Holdings, Inc.                                            26,839  1,286,662             0.0%
                  Innospec, Inc.                                                     34,726  2,291,916             0.1%
#                 International Flavors & Fragrances, Inc.                            5,882    815,186             0.0%
                  International Paper Co.                                            51,596  2,784,636             0.1%
#*                Intrepid Potash, Inc.                                              27,179     49,194             0.0%
                  Kaiser Aluminum Corp.                                              21,204  1,789,830             0.1%
                  KapStone Paper and Packaging Corp.                                161,083  3,397,240             0.1%
                  KMG Chemicals, Inc.                                                22,235  1,168,449             0.0%
*                 Koppers Holdings, Inc.                                             29,273  1,242,639             0.0%
*                 Kraton Corp.                                                       49,611  1,622,776             0.0%
#                 Kronos Worldwide, Inc.                                             43,417    760,666             0.0%
*                 Louisiana-Pacific Corp.                                           108,144  2,783,627             0.1%
#*                LSB Industries, Inc.                                               41,518    457,528             0.0%
                  LyondellBasell Industries NV Class A                               11,014    933,547             0.0%
                  Martin Marietta Materials, Inc.                                     9,888  2,177,239             0.1%
                  Materion Corp.                                                     41,770  1,589,349             0.0%
#*                McEwen Mining, Inc.                                               189,521    576,144             0.0%
                  Mercer International, Inc.                                        106,414  1,298,251             0.0%
                  Minerals Technologies, Inc.                                        43,703  3,439,426             0.1%
                  Monsanto Co.                                                        9,533  1,111,643             0.0%
#                 Mosaic Co. (The)                                                  168,647  4,541,664             0.1%
*                 Multi Packaging Solutions International, Ltd.                         480      8,616             0.0%
                  Myers Industries, Inc.                                             62,972  1,026,444             0.0%
                  Neenah Paper, Inc.                                                 20,752  1,625,919             0.0%
#                 NewMarket Corp.                                                     1,700    800,190             0.0%
                  Newmont Mining Corp.                                              124,748  4,217,730             0.1%
*                 Northern Technologies International Corp.                           3,755     58,390             0.0%
                  Nucor Corp.                                                        70,075  4,297,700             0.1%
#                 Olin Corp.                                                        238,817  7,673,190             0.2%
                  Olympic Steel, Inc.                                                23,685    534,097             0.0%
*                 OMNOVA Solutions, Inc.                                             93,009    883,586             0.0%
#*                Owens-Illinois, Inc.                                               49,738  1,085,283             0.0%
                  Packaging Corp. of America                                         21,650  2,138,587             0.1%
                  PH Glatfelter Co.                                                  63,379  1,363,282             0.0%
#*                Platform Specialty Products Corp.                                 327,500  4,640,675             0.1%
                  PolyOne Corp.                                                      36,908  1,447,163             0.0%
                  PPG Industries, Inc.                                                7,652    840,496             0.0%
                  Quaker Chemical Corp.                                              13,900  2,009,940             0.1%
#                 Rayonier Advanced Materials, Inc.                                  36,474    483,281             0.0%
#*                Real Industry, Inc.                                                26,881     69,891             0.0%
                  Reliance Steel & Aluminum Co.                                      91,727  7,229,922             0.2%
*                 Resolute Forest Products, Inc.                                     29,703    185,644             0.0%
#                 Royal Gold, Inc.                                                   57,716  4,079,367             0.1%
                  RPM International, Inc.                                            21,508  1,130,460             0.0%
#*                Ryerson Holding Corp.                                              13,533    185,402             0.0%
                  Schnitzer Steel Industries, Inc. Class A                           60,296  1,139,594             0.0%
                  Schweitzer-Mauduit International, Inc.                             42,372  1,824,115             0.1%
#                 Scotts Miracle-Gro Co. (The)                                       10,869  1,049,945             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Materials -- (Continued)
#                 Sealed Air Corp.                                                   36,593 $  1,610,824             0.0%
                  Sensient Technologies Corp.                                        20,363    1,665,693             0.0%
                  Sherwin-Williams Co. (The)                                          1,508      504,697             0.0%
                  Silgan Holdings, Inc.                                              24,823    1,504,770             0.0%
                  Sonoco Products Co.                                                59,088    3,090,893             0.1%
#                 Southern Copper Corp.                                                 800       28,296             0.0%
                  Steel Dynamics, Inc.                                               53,925    1,948,849             0.1%
                  Stepan Co.                                                         28,258    2,396,278             0.1%
*                 Stillwater Mining Co.                                             177,126    3,184,725             0.1%
*                 Summit Materials, Inc. Class A                                    117,746    3,021,362             0.1%
*                 SunCoke Energy, Inc.                                              124,538    1,142,013             0.0%
*                 Synalloy Corp.                                                      8,022      103,885             0.0%
#*                TimkenSteel Corp.                                                  51,062      770,015             0.0%
*                 Trecora Resources                                                  27,388      302,637             0.0%
                  Tredegar Corp.                                                     38,726      664,151             0.0%
#                 Trinseo SA                                                         12,892      856,029             0.0%
                  Tronox, Ltd. Class A                                               93,299    1,540,366             0.0%
*                 UFP Technologies, Inc.                                              2,694       71,930             0.0%
                  United States Lime & Minerals, Inc.                                 6,127      484,768             0.0%
#                 United States Steel Corp.                                         186,592    4,164,733             0.1%
*                 Universal Stainless & Alloy Products, Inc.                          8,514      153,678             0.0%
#*                US Concrete, Inc.                                                  15,963      989,706             0.0%
                  Valhi, Inc.                                                        15,640       51,925             0.0%
#                 Valspar Corp. (The)                                                15,594    1,753,389             0.1%
                  Valvoline, Inc.                                                     3,054       67,952             0.0%
                  Vulcan Materials Co.                                               17,482    2,113,224             0.1%
#                 Westlake Chemical Corp.                                            21,870    1,361,408             0.0%
                  WestRock Co.                                                      128,187    6,865,696             0.2%
                  Worthington Industries, Inc.                                       45,493    1,978,945             0.1%
                  WR Grace & Co.                                                      9,152      638,077             0.0%
                                                                                            ------------ ---------------
Total Materials                                                                              239,103,797             5.4%
                                                                                            ------------ ---------------
Real Estate -- (0.3%)
                  Alexander & Baldwin, Inc.                                          84,276    3,877,539             0.1%
#*                Altisource Asset Management Corp.                                   1,120       85,792             0.0%
#*                Altisource Portfolio Solutions SA                                   3,002       66,314             0.0%
*                 Capital Properties, Inc. Class A                                      308        4,281             0.0%
*                 CBRE Group, Inc. Class A                                           27,643      989,896             0.0%
                  CKX Lands, Inc.                                                       465        5,487             0.0%
                  Colony NorthStar, Inc. Class A                                     59,322      775,338             0.0%
#                 Consolidated-Tomoka Land Co.                                        8,853      480,098             0.0%
*                 Forestar Group, Inc.                                               49,411      699,166             0.0%
*                 FRP Holdings, Inc.                                                  8,107      346,169             0.0%
                  Griffin Industrial Realty, Inc.                                     4,473      135,398             0.0%
                  HFF, Inc. Class A                                                  14,851      466,321             0.0%
#*                Howard Hughes Corp. (The)                                          26,779    3,296,763             0.1%
#*                InterGroup Corp. (The)                                                235        6,492             0.0%
                  Jones Lang LaSalle, Inc.                                           11,339    1,302,397             0.1%
#                 Kennedy-Wilson Holdings, Inc.                                       5,865      119,646             0.0%
#*                Marcus & Millichap, Inc.                                            6,445      166,281             0.0%
*                 Maui Land & Pineapple Co., Inc.                                     4,186       57,139             0.0%
                  RE/MAX Holdings, Inc. Class A                                      16,923    1,000,995             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Real Estate -- (Continued)
#                 Realogy Holdings Corp.                                               61,143 $  1,867,919             0.1%
*                 SBA Communications Corp.                                              3,000      379,470             0.0%
#*                St Joe Co. (The)                                                     19,390      339,325             0.0%
                  Stratus Properties, Inc.                                              9,080      271,038             0.0%
*                 Tejon Ranch Co.                                                      21,598      494,594             0.0%
*                 Trinity Place Holdings, Inc.                                          6,344       45,233             0.0%
                                                                                              ------------ ---------------
Total Real Estate                                                                               17,279,091             0.4%
                                                                                              ------------ ---------------
Telecommunication Services -- (2.3%)
*                 Alaska Communications Systems Group, Inc.                            33,997       79,893             0.0%
                  AT&T, Inc.                                                        1,501,915   59,520,891             1.4%
                  ATN International, Inc.                                              18,363    1,270,536             0.0%
#*                Boingo Wireless, Inc.                                                49,673      709,827             0.0%
#                 CenturyLink, Inc.                                                   526,869   13,524,727             0.3%
*                 Cincinnati Bell, Inc.                                                25,571      482,013             0.0%
#                 Cogent Communications Holdings, Inc.                                 22,981    1,034,145             0.0%
#                 Consolidated Communications Holdings, Inc.                           60,152    1,423,798             0.0%
#*                FairPoint Communications, Inc.                                        9,193      156,741             0.0%
#                 Frontier Communications Corp.                                       618,700    1,163,156             0.0%
*                 General Communication, Inc. Class A                                  74,901    2,804,293             0.1%
*                 Hawaiian Telcom Holdco, Inc.                                          3,159       80,397             0.0%
*                 IDT Corp. Class B                                                    41,899      636,446             0.0%
#*                Iridium Communications, Inc.                                         78,908      836,425             0.0%
*                 Level 3 Communications, Inc.                                         39,531    2,401,904             0.1%
*                 Lumos Networks Corp.                                                 32,191      576,541             0.0%
#*                NII Holdings, Inc.                                                    9,260        7,990             0.0%
*                 ORBCOMM, Inc.                                                        96,120      926,597             0.0%
#                 Shenandoah Telecommunications Co.                                   113,002    3,616,064             0.1%
                  Spok Holdings, Inc.                                                  38,274      687,018             0.0%
#*                Sprint Corp.                                                        380,150    3,432,754             0.1%
#*                Straight Path Communications, Inc. Class B                            2,762      355,911             0.0%
*                 T-Mobile US, Inc.                                                    55,466    3,731,198             0.1%
                  Telephone & Data Systems, Inc.                                      134,155    3,683,896             0.1%
*                 United States Cellular Corp.                                         31,617    1,238,754             0.0%
                  Verizon Communications, Inc.                                        259,639   11,920,026             0.3%
*                 Vonage Holdings Corp.                                               263,850    1,770,434             0.1%
                  Windstream Holdings, Inc.                                           170,122      939,073             0.0%
*                 Zayo Group Holdings, Inc.                                            10,551      370,024             0.0%
                                                                                              ------------ ---------------
Total Telecommunication Services                                                               119,381,472             2.7%
                                                                                              ------------ ---------------
Utilities -- (0.9%)
                  AES Corp.                                                            68,477      774,475             0.0%
                  ALLETE, Inc.                                                          8,815      616,257             0.0%
                  Alliant Energy Corp.                                                    106        4,168             0.0%
                  American States Water Co.                                            15,179      675,769             0.0%
#                 Aqua America, Inc.                                                   21,570      713,751             0.0%
                  Artesian Resources Corp. Class A                                      5,487      210,756             0.0%
                  Atlantica Yield PLC                                                  22,055      459,626             0.0%
                  Atmos Energy Corp.                                                   12,334      999,301             0.1%
#                 Avangrid, Inc.                                                       18,064      785,784             0.0%
#                 Avista Corp.                                                         20,799      839,032             0.0%
#                 Black Hills Corp.                                                     8,995      611,840             0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Utilities -- (Continued)
                  California Water Service Group                                     19,640 $  701,148             0.0%
*                 Calpine Corp.                                                     287,292  2,930,378             0.1%
#                 Chesapeake Utilities Corp.                                          8,754    641,668             0.0%
                  CMS Energy Corp.                                                   17,300    785,420             0.0%
                  Connecticut Water Service, Inc.                                     7,188    385,780             0.0%
                  Consolidated Water Co., Ltd.                                       17,333    204,529             0.0%
                  Delta Natural Gas Co., Inc.                                         1,858     56,297             0.0%
#*                Dynegy, Inc.                                                      167,948  1,078,226             0.1%
                  El Paso Electric Co.                                               15,369    793,040             0.0%
#                 Eversource Energy                                                  15,733    934,540             0.1%
                  Gas Natural, Inc.                                                   5,716     71,450             0.0%
                  Genie Energy, Ltd. Class B                                         22,104    175,727             0.0%
                  Great Plains Energy, Inc.                                          24,561    726,760             0.0%
                  Hawaiian Electric Industries, Inc.                                 23,207    777,899             0.0%
#                 IDACORP, Inc.                                                       9,260    782,655             0.0%
#                 MDU Resources Group, Inc.                                          24,565    660,799             0.0%
                  MGE Energy, Inc.                                                   14,929    959,935             0.1%
#                 Middlesex Water Co.                                                10,118    385,698             0.0%
#                 National Fuel Gas Co.                                              11,930    660,683             0.0%
#                 New Jersey Resources Corp.                                         18,806    758,822             0.0%
                  NiSource, Inc.                                                     34,403    834,273             0.0%
                  Northwest Natural Gas Co.                                          11,229    669,248             0.0%
#                 NorthWestern Corp.                                                 11,879    710,127             0.0%
#                 NRG Energy, Inc.                                                  373,190  6,306,911             0.2%
                  NRG Yield, Inc. Class A                                             5,203     90,220             0.0%
#                 NRG Yield, Inc. Class C                                             8,382    148,361             0.0%
#                 OGE Energy Corp.                                                   16,299    566,879             0.0%
                  ONE Gas, Inc.                                                      11,667    803,040             0.0%
                  Ormat Technologies, Inc.                                           49,428  2,919,218             0.1%
                  Otter Tail Corp.                                                   14,185    560,308             0.0%
#                 Pattern Energy Group, Inc.                                         28,695    631,864             0.0%
                  Pinnacle West Capital Corp.                                         7,400    629,666             0.0%
#                 PNM Resources, Inc.                                                16,447    612,651             0.0%
                  Portland General Electric Co.                                      16,898    766,155             0.0%
                  RGC Resources, Inc.                                                   600     13,350             0.0%
                  SJW Corp.                                                          12,353    603,321             0.0%
                  South Jersey Industries, Inc.                                      22,791    855,118             0.0%
                  Southwest Gas Holdings, Inc.                                       11,066    926,888             0.1%
#                 Spark Energy, Inc. Class A                                          1,262     45,306             0.0%
                  Spire, Inc.                                                         9,628    659,999             0.0%
                  UGI Corp.                                                          74,953  3,759,643             0.1%
                  Unitil Corp.                                                        9,001    435,918             0.0%
                  Vectren Corp.                                                      12,520    743,938             0.0%
#                 WEC Energy Group, Inc.                                              7,951    481,195             0.0%
                  Westar Energy, Inc.                                                13,846    720,407             0.0%
                  WGL Holdings, Inc.                                                 11,496    947,960             0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                                PERCENTAGE
                                                                                      SHARES       VALUE+     OF NET ASSETS**
                                                                                    ---------- -------------- ---------------
Utilities -- (Continued)
#                 York Water Co. (The)                                                   7,798 $      292,425             0.0%
                                                                                               -------------- ---------------
Total Utilities                                                                                    47,896,602             1.1%
                                                                                               -------------- ---------------
TOTAL COMMON STOCKS                                                                             4,394,385,082            98.9%
                                                                                               -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
(degree)*         Capital Bank Corp. Contingent Value Rights                             2,758             --             0.0%
(degree)*         Dyax Corp. Contingent Value Rights                                     6,160          6,837             0.0%
(degree)#*        Safeway Casa Ley Contingent Value Rights                              51,128         51,890             0.0%
(degree)#*        Safeway PDC, LLC Contingent Value Rights                              51,128          2,495             0.0%
                                                                                               -------------- ---------------
TOTAL RIGHTS/WARRANTS                                                                                  61,222             0.0%
                                                                                               -------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                     4,394,446,304
                                                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
                  State Street Institutional U.S. Government Money Market Fund,
                    0.680%                                                          45,293,421     45,293,421             1.0%
                                                                                               -------------- ---------------
SECURITIES LENDING COLLATERAL -- (13.0%)
(S)@              DFA Short Term Investment Fund                                    57,408,502    664,388,590            15.0%
                                                                                               -------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,682,199,124)                                            $5,104,128,315           114.9%
                                                                                               ============== ===============

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  --------------------------------------------------
                                                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary                                         $  641,738,783 $     73,768      -- $  641,812,551
   Consumer Staples                                                  202,343,147           --      --    202,343,147
   Energy                                                            310,417,720           --      --    310,417,720
   Financials                                                      1,040,906,460           --      --  1,040,906,460
   Health Care                                                       364,246,599           --      --    364,246,599
   Industrials                                                       733,463,352           --      --    733,463,352
   Information Technology                                            677,534,291           --      --    677,534,291
   Materials                                                         239,103,797           --      --    239,103,797
   Real Estate                                                        17,279,091           --      --     17,279,091
   Telecommunication Services                                        119,381,472           --      --    119,381,472
   Utilities                                                          47,896,602           --      --     47,896,602
Rights/Warrants                                                               --       61,222      --         61,222
Temporary Cash Investments                                            45,293,421           --      --     45,293,421
Securities Lending Collateral                                                 --  664,388,590      --    664,388,590
Futures Contracts**                                                      290,316           --      --        290,316
                                                                  -------------- ------------ ------- --------------
TOTAL                                                             $4,439,895,051 $664,523,580      -- $5,104,418,631
                                                                  ============== ============ ======= ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                           U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
COMMON STOCKS -- (80.6%)
Consumer Discretionary -- (12.8%)
*                 1-800-Flowers.com, Inc. Class A                                     485,188 $ 5,215,771             0.0%
                  A.H. Belo Corp. Class A                                             135,705     848,156             0.0%
#                 Aaron's, Inc.                                                       693,281  24,916,519             0.2%
#                 Abercrombie & Fitch Co. Class A                                     574,893   6,892,967             0.1%
                  AMC Entertainment Holdings, Inc. Class A                            273,390   8,283,717             0.1%
                  AMCON Distributing Co.                                                2,470     235,268             0.0%
#*                America's Car-Mart, Inc.                                            116,650   4,351,045             0.0%
#*                American Axle & Manufacturing Holdings, Inc.                        918,693  16,159,810             0.1%
#                 American Eagle Outfitters, Inc.                                   1,685,694  23,751,428             0.2%
#*                American Outdoor Brands Corp.                                       557,202  12,342,024             0.1%
*                 American Public Education, Inc.                                     145,713   3,220,257             0.0%
                  Ark Restaurants Corp.                                                17,486     443,270             0.0%
#*                Asbury Automotive Group, Inc.                                       226,769  13,878,263             0.1%
#*                Ascena Retail Group, Inc.                                         1,586,280   6,202,355             0.0%
*                 Ascent Capital Group, Inc. Class A                                   81,023   1,037,905             0.0%
#*                AV Homes, Inc.                                                       62,277   1,092,961             0.0%
*                 Ballantyne Strong, Inc.                                             109,080     687,204             0.0%
*                 Barnes & Noble Education, Inc.                                      370,772   3,859,737             0.0%
#                 Barnes & Noble, Inc.                                                556,746   4,760,178             0.0%
                  Bassett Furniture Industries, Inc.                                  146,087   4,389,914             0.0%
                  BBX Capital Corp.                                                    89,375     607,750             0.0%
#                 Beasley Broadcast Group, Inc. Class A                                71,352     938,279             0.0%
*                 Beazer Homes USA, Inc.                                               57,972     719,433             0.0%
#*                bebe stores, Inc.                                                     1,776       7,068             0.0%
*                 Belmond, Ltd. Class A                                               746,247   9,253,463             0.1%
#                 Big 5 Sporting Goods Corp.                                          183,946   2,832,768             0.0%
#                 Big Lots, Inc.                                                      525,876  26,551,479             0.2%
*                 Biglari Holdings, Inc.                                                  128      54,609             0.0%
#*                BJ's Restaurants, Inc.                                              227,067  10,240,722             0.1%
#*                Black Diamond, Inc.                                                  30,200     158,550             0.0%
#                 Bloomin' Brands, Inc.                                             1,163,597  25,238,419             0.2%
#                 Bob Evans Farms, Inc.                                               194,498  12,980,797             0.1%
*                 Bojangles', Inc.                                                     32,537     714,187             0.0%
#*                Boot Barn Holdings, Inc.                                              7,151      75,872             0.0%
                  Bowl America, Inc. Class A                                           10,705     154,259             0.0%
#*                Boyd Gaming Corp.                                                    11,841     268,554             0.0%
#*                Bravo Brio Restaurant Group, Inc.                                   160,780     779,783             0.0%
*                 Bridgepoint Education, Inc.                                         327,727   3,998,269             0.0%
*                 Bright Horizons Family Solutions, Inc.                               67,854   5,165,046             0.0%
#                 Brinker International, Inc.                                         617,881  27,304,161             0.2%
#                 Buckle, Inc. (The)                                                  251,198   4,697,403             0.0%
#*                Buffalo Wild Wings, Inc.                                            184,163  29,014,881             0.2%
#*                Build-A-Bear Workshop, Inc.                                         163,932   1,704,893             0.0%
*                 Cabela's, Inc.                                                       38,801   2,118,535             0.0%
*                 CafePress, Inc.                                                       9,151      26,080             0.0%
#                 CalAtlantic Group, Inc.                                              68,501   2,481,106             0.0%
                  Caleres, Inc.                                                       456,717  13,162,584             0.1%
                  Callaway Golf Co.                                                 1,204,889  14,277,935             0.1%
*                 Cambium Learning Group, Inc.                                        357,902   1,742,983             0.0%
                  Canterbury Park Holding Corp.                                         6,545      66,432             0.0%
                  Capella Education Co.                                               114,112  10,874,874             0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*                 Career Education Corp.                                              846,276 $ 8,589,701             0.1%
#                 Carriage Services, Inc.                                             196,119   5,363,855             0.0%
*                 Carrols Restaurant Group, Inc.                                      583,249   8,165,486             0.1%
#                 Cato Corp. (The) Class A                                            240,744   5,431,185             0.0%
*                 Cavco Industries, Inc.                                              100,660  11,953,375             0.1%
#*                Central European Media Enterprises, Ltd. Class A                     66,131     271,137             0.0%
*                 Century Casinos, Inc.                                                20,195     166,205             0.0%
#*                Century Communities, Inc.                                             8,830     241,059             0.0%
*                 Charles & Colvard, Ltd.                                              15,617      14,680             0.0%
#                 Cheesecake Factory, Inc. (The)                                      476,573  30,576,924             0.2%
#*                Cherokee, Inc.                                                       94,509     812,777             0.0%
#                 Chico's FAS, Inc.                                                 1,576,595  21,788,543             0.1%
#                 Children's Place, Inc. (The)                                        265,406  30,468,609             0.2%
#                 Choice Hotels International, Inc.                                   466,859  29,272,059             0.2%
#*                Christopher & Banks Corp.                                           215,612     265,203             0.0%
#                 Churchill Downs, Inc.                                                33,036   5,510,405             0.0%
#*                Chuy's Holdings, Inc.                                               248,208   7,396,598             0.1%
                  Citi Trends, Inc.                                                   146,202   2,747,136             0.0%
                  Clear Channel Outdoor Holdings, Inc. Class A                        125,664     647,170             0.0%
                  ClubCorp Holdings, Inc.                                             434,312   5,841,496             0.0%
                  Collectors Universe, Inc.                                            94,494   2,580,631             0.0%
#                 Columbia Sportswear Co.                                              71,376   4,041,309             0.0%
#*                Conn's, Inc.                                                        239,552   4,216,115             0.0%
#                 Cooper Tire & Rubber Co.                                            629,036  24,092,079             0.2%
*                 Cooper-Standard Holdings, Inc.                                      168,841  19,090,852             0.1%
#                 Core-Mark Holding Co., Inc.                                         447,109  15,657,757             0.1%
#                 Cracker Barrel Old Country Store, Inc.                              123,739  19,821,750             0.1%
#*                Crocs, Inc.                                                         768,852   4,789,948             0.0%
                  Crown Crafts, Inc.                                                    1,939      15,124             0.0%
                  CSS Industries, Inc.                                                 27,255     718,442             0.0%
                  CST Brands, Inc.                                                    241,987  11,685,552             0.1%
#                 Culp, Inc.                                                          143,310   4,600,251             0.0%
#*                Daily Journal Corp.                                                     208      43,476             0.0%
                  Dana, Inc.                                                        1,277,520  24,809,438             0.2%
#*                Dave & Buster's Entertainment, Inc.                                 397,301  25,431,237             0.2%
#*                Deckers Outdoor Corp.                                               656,986  39,149,796             0.3%
*                 Del Frisco's Restaurant Group, Inc.                                 174,458   3,000,678             0.0%
#*                Del Taco Restaurants, Inc.                                           76,259   1,002,806             0.0%
#*                Delta Apparel, Inc.                                                  15,317     268,507             0.0%
#*                Denny's Corp.                                                       815,159  10,352,519             0.1%
*                 Destination Maternity Corp.                                          56,193     192,180             0.0%
#*                Destination XL Group, Inc.                                          422,444   1,077,232             0.0%
#                 DeVry Education Group, Inc.                                         597,204  22,604,171             0.2%
#                 Dillard's, Inc. Class A                                              24,154   1,337,407             0.0%
#                 DineEquity, Inc.                                                    172,362   9,745,347             0.1%
*                 Dixie Group, Inc. (The)                                             110,009     412,534             0.0%
#*                Dorman Products, Inc.                                               321,818  26,759,167             0.2%
                  Dover Motorsports, Inc.                                              56,312     115,440             0.0%
#                 DSW, Inc. Class A                                                   961,126  19,818,418             0.1%
*                 Duluth Holdings, Inc. Class B                                        36,534     809,228             0.0%
#                 Educational Development Corp.                                        20,890     172,343             0.0%
*                 El Pollo Loco Holdings, Inc.                                         14,767     185,326             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*                Eldorado Resorts, Inc.                                             37,615 $   719,387             0.0%
*                 Emerson Radio Corp.                                               112,976     141,220             0.0%
*                 Emmis Communications Corp. Class A                                 22,271      59,686             0.0%
#                 Entercom Communications Corp. Class A                             145,956   1,846,343             0.0%
                  Entravision Communications Corp. Class A                          809,634   5,019,731             0.0%
#                 Escalade, Inc.                                                     43,648     582,701             0.0%
#                 Ethan Allen Interiors, Inc.                                       298,856   8,905,909             0.1%
#*                Etsy, Inc.                                                         57,814     622,079             0.0%
*                 EVINE Live, Inc.                                                  168,560     235,984             0.0%
#*                EW Scripps Co. (The) Class A                                      686,450  15,294,106             0.1%
#*                Express, Inc.                                                     815,803   7,040,380             0.1%
                  Extended Stay America, Inc.                                        18,488     322,431             0.0%
#*                Famous Dave's of America, Inc.                                     40,546     162,184             0.0%
#*                Fiesta Restaurant Group, Inc.                                     291,723   7,103,455             0.1%
#                 Finish Line, Inc. (The) Class A                                   392,042   6,198,184             0.0%
#*                Five Below, Inc.                                                  538,215  26,437,121             0.2%
                  Flanigan's Enterprises, Inc.                                        5,380     135,576             0.0%
                  Flexsteel Industries, Inc.                                         45,636   2,424,184             0.0%
#*                Fossil Group, Inc.                                                 57,872     998,292             0.0%
*                 Fox Factory Holding Corp.                                         346,806  10,421,520             0.1%
*                 Francesca's Holdings Corp.                                        831,638  13,123,248             0.1%
#                 Fred's, Inc. Class A                                              287,226   4,227,967             0.0%
#*                FTD Cos., Inc.                                                    235,425   4,708,500             0.0%
*                 Full House Resorts, Inc.                                            1,337       3,222             0.0%
#*                G-III Apparel Group, Ltd.                                         417,633   9,897,902             0.1%
#*                Gaia, Inc.                                                          3,712      40,646             0.0%
#                 GameStop Corp. Class A                                            696,202  15,796,823             0.1%
                  Gaming Partners International Corp.                                 5,042      50,218             0.0%
                  Gannett Co., Inc.                                                 625,593   5,229,957             0.0%
#*                Genesco, Inc.                                                     189,274  10,088,304             0.1%
#*                Gentherm, Inc.                                                    349,883  12,998,153             0.1%
#*                Global Eagle Entertainment, Inc.                                   53,822     166,848             0.0%
#                 GNC Holdings, Inc. Class A                                         42,597     331,405             0.0%
*                 Good Times Restaurants, Inc.                                        1,862       6,331             0.0%
                  Graham Holdings Co. Class B                                         9,706   5,840,100             0.0%
#*                Grand Canyon Education, Inc.                                      499,376  37,533,100             0.2%
*                 Gray Television, Inc.                                             526,096   7,707,306             0.1%
#*                Gray Television, Inc. Class A                                      25,939     338,504             0.0%
*                 Green Brick Partners, Inc.                                         36,223     373,097             0.0%
                  Group 1 Automotive, Inc.                                          195,046  13,448,422             0.1%
#                 Guess?, Inc.                                                      742,050   8,281,278             0.1%
#*                Habit Restaurants, Inc. (The) Class A                              43,466     821,507             0.0%
*                 Harte-Hanks, Inc.                                                 454,134     617,622             0.0%
                  Haverty Furniture Cos., Inc.                                      166,569   4,105,926             0.0%
                  Haverty Furniture Cos., Inc. Class A                                3,785      93,679             0.0%
#*                Helen of Troy, Ltd.                                               290,962  27,350,428             0.2%
#*                Hibbett Sports, Inc.                                              183,748   4,777,448             0.0%
#*                Hilton Grand Vacations, Inc.                                       20,060     671,408             0.0%
                  Hooker Furniture Corp.                                             98,974   4,300,420             0.0%
#*                Horizon Global Corp.                                              376,603   5,306,336             0.0%
*                 Houghton Mifflin Harcourt Co.                                     808,738   9,300,487             0.1%
#*                Hovnanian Enterprises, Inc. Class A                               362,836     849,036             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#                 HSN, Inc.                                                           463,423 $17,100,309             0.1%
#*                Iconix Brand Group, Inc.                                            416,228   2,913,596             0.0%
                  ILG, Inc.                                                         1,146,201  27,634,906             0.2%
#*                IMAX Corp.                                                           94,777   2,890,698             0.0%
                  Insignia Systems, Inc.                                               15,351      18,882             0.0%
#*                Installed Building Products, Inc.                                   220,781  11,778,666             0.1%
                  International Speedway Corp. Class A                                121,332   4,501,417             0.0%
*                 Intrawest Resorts Holdings, Inc.                                     83,674   1,973,033             0.0%
#*                iRobot Corp.                                                        268,408  21,402,854             0.1%
*                 Isle of Capri Casinos, Inc.                                          60,836   1,402,878             0.0%
*                 J Alexander's Holdings, Inc.                                          5,069      55,759             0.0%
                  Jack in the Box, Inc.                                               398,413  40,626,174             0.3%
#*                JAKKS Pacific, Inc.                                                  62,792     307,681             0.0%
#*                Jamba, Inc.                                                         131,378   1,119,341             0.0%
#*                JC Penney Co., Inc.                                               1,410,836   7,590,298             0.1%
#                 John Wiley & Sons, Inc. Class A                                     411,208  21,670,662             0.1%
                  Johnson Outdoors, Inc. Class A                                       26,949     978,788             0.0%
#*                K12, Inc.                                                           256,830   4,841,245             0.0%
#*                Kate Spade & Co.                                                  1,191,342  20,729,351             0.1%
#                 KB Home                                                             624,639  12,867,563             0.1%
#*                Kirkland's, Inc.                                                    162,088   1,906,155             0.0%
#*                Kona Grill, Inc.                                                    114,164     650,735             0.0%
#*                Koss Corp.                                                           25,262      54,566             0.0%
*                 La Quinta Holdings, Inc.                                            695,076   9,807,522             0.1%
                  La-Z-Boy, Inc.                                                      513,992  14,340,377             0.1%
*                 Lakeland Industries, Inc.                                            32,197     342,898             0.0%
(degree)*         Lazare Kaplan International, Inc.                                     9,600       1,350             0.0%
#                 LCI Industries                                                      237,806  24,054,077             0.2%
#*                LGI Homes, Inc.                                                       7,986     254,194             0.0%
                  Libbey, Inc.                                                        300,065   3,150,682             0.0%
                  Liberty Tax, Inc.                                                    29,490     414,335             0.0%
#*                Liberty TripAdvisor Holdings, Inc. Class A                          336,141   4,941,273             0.0%
                  Lifetime Brands, Inc.                                                98,745   1,895,904             0.0%
#*                Lindblad Expeditions Holdings, Inc.                                  34,143     324,359             0.0%
#                 Lithia Motors, Inc. Class A                                         254,114  24,280,593             0.2%
#*                Live Ventures, Inc.                                                   1,158      18,227             0.0%
#*                Luby's, Inc.                                                        239,647     704,562             0.0%
#*                M/I Homes, Inc.                                                     186,382   5,062,135             0.0%
#*                Malibu Boats, Inc. Class A                                          214,475   4,941,504             0.0%
                  Marcus Corp. (The)                                                   85,351   2,884,864             0.0%
#                 Marine Products Corp.                                               100,650   1,203,774             0.0%
#*                MarineMax, Inc.                                                     246,743   5,021,220             0.0%
#                 Marriott Vacations Worldwide Corp.                                  294,591  32,458,036             0.2%
#*                McClatchy Co. (The) Class A                                          26,539     286,090             0.0%
#                 MDC Holdings, Inc.                                                  385,951  11,968,341             0.1%
(degree)          Media General, Inc.                                                 298,450     567,055             0.0%
#                 Meredith Corp.                                                      458,682  26,855,831             0.2%
*                 Meritage Homes Corp.                                                317,248  12,356,810             0.1%
#*                Modine Manufacturing Co.                                            349,581   4,229,930             0.0%
*                 Monarch Casino & Resort, Inc.                                        25,809     760,591             0.0%
#                 Monro Muffler Brake, Inc.                                           309,799  16,063,078             0.1%
#*                Motorcar Parts of America, Inc.                                     203,454   6,168,725             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#                 Movado Group, Inc.                                                  120,336 $ 2,815,862             0.0%
*                 MSG Networks, Inc. Class A                                          677,129  16,894,369             0.1%
#*                Murphy USA, Inc.                                                    413,646  28,777,352             0.2%
#                 NACCO Industries, Inc. Class A                                       46,605   3,945,113             0.0%
#*                Nathan's Famous, Inc.                                                48,910   3,335,662             0.0%
#                 National CineMedia, Inc.                                            612,080   7,265,390             0.1%
#*                Nautilus, Inc.                                                      553,518  10,074,028             0.1%
#*                New Home Co., Inc. (The)                                              1,064      12,406             0.0%
#                 New Media Investment Group, Inc.                                     22,519     296,350             0.0%
*                 New York & Co., Inc.                                                453,094     756,667             0.0%
#                 New York Times Co. (The) Class A                                  1,564,445  22,606,230             0.2%
#                 Nexstar Media Group, Inc.                                           430,159  29,680,971             0.2%
#*                Noodles & Co.                                                         1,333       7,798             0.0%
                  Nutrisystem, Inc.                                                   291,945  15,604,460             0.1%
#                 Office Depot, Inc.                                                3,904,605  19,405,887             0.1%
#*                Ollie's Bargain Outlet Holdings, Inc.                               193,265   7,402,049             0.1%
#*                Overstock.com, Inc.                                                 142,476   2,471,959             0.0%
#                 Oxford Industries, Inc.                                             181,384  10,516,644             0.1%
                  P&F Industries, Inc. Class A                                         10,000      68,900             0.0%
#                 Papa John's International, Inc.                                     463,838  36,671,032             0.2%
#*                Papa Murphy's Holdings, Inc.                                          4,442      21,677             0.0%
#*                Party City Holdco, Inc.                                              58,342     933,472             0.0%
                  Peak Resorts, Inc.                                                    3,001      16,806             0.0%
#*                Pegasus Cos., Inc. (The)                                                170      54,825             0.0%
#*                Penn National Gaming, Inc.                                          181,941   3,362,270             0.0%
#                 Penske Automotive Group, Inc.                                       129,739   6,189,848             0.0%
*                 Perfumania Holdings, Inc.                                            15,984      16,783             0.0%
*                 Perry Ellis International, Inc.                                      77,998   1,600,519             0.0%
#                 PetMed Express, Inc.                                                341,269   7,883,314             0.1%
#                 Pier 1 Imports, Inc.                                              1,394,569   9,399,395             0.1%
*                 Pinnacle Entertainment, Inc.                                        103,853   2,136,256             0.0%
#                 Planet Fitness, Inc. Class A                                        219,028   4,555,782             0.0%
#*                Potbelly Corp.                                                      178,605   2,491,540             0.0%
#*                Radio One, Inc. Class D                                             910,737   2,732,211             0.0%
#*                Rave Restaurant Group, Inc.                                           8,932      18,668             0.0%
                  RCI Hospitality Holdings, Inc.                                       88,481   1,472,324             0.0%
*                 Reading International, Inc. Class A                                 124,420   1,957,127             0.0%
*                 Reading International, Inc. Class B                                   2,710      51,653             0.0%
*                 Red Lion Hotels Corp.                                               122,990     799,435             0.0%
#*                Red Robin Gourmet Burgers, Inc.                                     134,083   7,877,376             0.1%
#                 Regal Entertainment Group Class A                                   902,444  19,916,939             0.1%
*                 Regis Corp.                                                         334,639   3,650,911             0.0%
#                 Rent-A-Center, Inc.                                                 421,377   4,504,520             0.0%
#*                RH                                                                   72,517   3,478,640             0.0%
                  Rocky Brands, Inc.                                                   87,813   1,246,945             0.0%
#*                Ruby Tuesday, Inc.                                                  952,719   2,429,433             0.0%
                  Ruth's Hospitality Group, Inc.                                      555,853  11,061,475             0.1%
                  Saga Communications, Inc. Class A                                    18,348     940,335             0.0%
#                 Salem Media Group, Inc.                                             143,843   1,100,399             0.0%
#*                Sally Beauty Holdings, Inc.                                         285,851   5,436,886             0.0%
#                 Scholastic Corp.                                                    166,300   7,189,149             0.1%
#*                Scientific Games Corp. Class A                                      264,631   6,284,986             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*                Sears Hometown and Outlet Stores, Inc.                                5,075 $    17,001             0.0%
#                 SeaWorld Entertainment, Inc.                                        914,600  16,032,938             0.1%
#*                Select Comfort Corp.                                                471,600  14,572,440             0.1%
#*                Sequential Brands Group, Inc.                                        12,224      41,195             0.0%
#*                Shake Shack, Inc. Class A                                            41,560   1,410,546             0.0%
*                 Shiloh Industries, Inc.                                             206,999   2,546,088             0.0%
#                 Shoe Carnival, Inc.                                                 144,404   3,663,529             0.0%
#*                Shutterfly, Inc.                                                    379,637  19,703,160             0.1%
#                 Sinclair Broadcast Group, Inc. Class A                              651,637  25,707,080             0.2%
#*                Skyline Corp.                                                        90,658     558,453             0.0%
#                 Sonic Automotive, Inc. Class A                                      305,086   5,979,686             0.0%
#                 Sonic Corp.                                                         519,045  13,951,930             0.1%
#*                Sotheby's                                                           641,353  30,374,478             0.2%
                  Spartan Motors, Inc.                                                320,479   2,643,952             0.0%
                  Speedway Motorsports, Inc.                                          222,234   4,011,324             0.0%
#*                Sportsman's Warehouse Holdings, Inc.                                404,017   1,652,430             0.0%
#                 Stage Stores, Inc.                                                  206,142     593,689             0.0%
                  Standard Motor Products, Inc.                                       251,368  12,777,035             0.1%
                  Stanley Furniture Co., Inc.                                           7,156       8,158             0.0%
#                 Stein Mart, Inc.                                                    423,052   1,044,938             0.0%
*                 Steven Madden, Ltd.                                                 626,815  23,850,311             0.2%
*                 Stoneridge, Inc.                                                    454,923   8,921,040             0.1%
#                 Strattec Security Corp.                                              23,755     763,723             0.0%
#                 Strayer Education, Inc.                                             116,509  10,102,495             0.1%
#                 Sturm Ruger & Co., Inc.                                             178,046  10,762,881             0.1%
                  Superior Industries International, Inc.                             153,932   3,348,021             0.0%
#                 Superior Uniform Group, Inc.                                         81,828   1,492,543             0.0%
*                 Sypris Solutions, Inc.                                              166,659     178,325             0.0%
#                 Tailored Brands, Inc.                                                46,772     576,699             0.0%
*                 Tandy Leather Factory, Inc.                                          84,087     735,761             0.0%
*                 Taylor Morrison Home Corp. Class A                                  330,982   7,645,684             0.1%
#*                Tempur Sealy International, Inc.                                      7,139     335,176             0.0%
#                 Tenneco, Inc.                                                       542,557  34,197,368             0.2%
#                 Texas Roadhouse, Inc.                                               688,499  32,276,833             0.2%
                  Thor Industries, Inc.                                               236,710  22,766,768             0.2%
#                 Tile Shop Holdings, Inc.                                            120,240   2,567,124             0.0%
                  Tilly's, Inc. Class A                                               160,637   1,535,690             0.0%
                  Time, Inc.                                                          805,081  12,237,231             0.1%
*                 TopBuild Corp.                                                      238,465  12,207,023             0.1%
                  Tower International, Inc.                                           240,446   6,516,087             0.0%
*                 Town Sports International Holdings, Inc.                            114,863     447,966             0.0%
*                 Townsquare Media, Inc. Class A                                          810       9,801             0.0%
#*                Trans World Entertainment Corp.                                     445,879     847,170             0.0%
#*                TRI Pointe Group, Inc.                                            1,598,740  19,904,313             0.1%
                  Tribune Media Co. Class A                                            68,005   2,486,263             0.0%
#*                tronc, Inc.                                                          49,914     715,767             0.0%
#*                Tuesday Morning Corp.                                               289,588     941,161             0.0%
#                 Tupperware Brands Corp.                                             431,911  31,015,529             0.2%
#*                UCP, Inc. Class A                                                    49,201     563,351             0.0%
*                 Unifi, Inc.                                                         120,562   3,384,175             0.0%
                  Unique Fabricating, Inc.                                                993      11,529             0.0%
#*                Universal Electronics, Inc.                                         143,699   9,958,341             0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
Consumer Discretionary -- (Continued)
                  Universal Technical Institute, Inc.                                 129,636 $      469,282             0.0%
#*                Urban Outfitters, Inc.                                              355,341      8,130,202             0.1%
*                 US Auto Parts Network, Inc.                                         154,233        559,866             0.0%
#*                Vera Bradley, Inc.                                                  291,936      2,671,214             0.0%
#*                Vince Holding Corp.                                                  71,311         71,311             0.0%
#*                Vista Outdoor, Inc.                                                 406,785      7,956,715             0.1%
*                 Visteon Corp.                                                       340,599     35,064,667             0.2%
#*                Vitamin Shoppe, Inc.                                                243,736      4,704,105             0.0%
*                 VOXX International Corp.                                            182,610      1,186,965             0.0%
#*                Weight Watchers International, Inc.                                  57,693      1,204,630             0.0%
#                 Wendy's Co. (The)                                                 2,743,838     40,444,172             0.3%
*                 West Marine, Inc.                                                   185,087      2,028,554             0.0%
#                 Weyco Group, Inc.                                                    49,920      1,395,763             0.0%
#*                William Lyon Homes Class A                                          223,941      4,926,702             0.0%
#                 Wingstop, Inc.                                                       85,509      2,516,530             0.0%
                  Winmark Corp.                                                        33,890      4,375,199             0.0%
#                 Winnebago Industries, Inc.                                          343,390      9,855,293             0.1%
#                 Wolverine World Wide, Inc.                                        1,149,243     27,708,249             0.2%
#                 World Wrestling Entertainment, Inc. Class A                          15,176        325,222             0.0%
#*                ZAGG, Inc.                                                          288,685      2,049,663             0.0%
*                 Zoe's Kitchen, Inc.                                                   1,828         32,995             0.0%
#*                Zumiez, Inc.                                                        311,981      5,600,059             0.0%
                                                                                              -------------- ---------------
Total Consumer Discretionary                                                                   2,471,621,166            15.7%
                                                                                              -------------- ---------------
Consumer Staples -- (3.4%)
#                 Alico, Inc.                                                          34,016      1,018,779             0.0%
#*                Alliance One International, Inc.                                     65,408        899,360             0.0%
#                 Andersons, Inc. (The)                                               223,461      8,346,268             0.1%
#*                Avon Products, Inc.                                               3,481,472     16,885,139             0.1%
#                 B&G Foods, Inc.                                                     604,822     25,402,524             0.2%
#*                Boston Beer Co., Inc. (The) Class A                                  88,114     12,719,256             0.1%
*                 Bridgford Foods Corp.                                                17,169        213,239             0.0%
#                 Cal-Maine Foods, Inc.                                               408,911     15,436,390             0.1%
#                 Calavo Growers, Inc.                                                177,764     11,661,318             0.1%
*                 CCA Industries, Inc.                                                 16,064         51,806             0.0%
#*                Central Garden & Pet Co.                                             97,803      3,696,953             0.0%
*                 Central Garden & Pet Co. Class A                                    342,340     12,060,638             0.1%
#*                Chefs' Warehouse, Inc. (The)                                        196,763      2,685,815             0.0%
#                 Coca-Cola Bottling Co. Consolidated                                  68,515     14,515,588             0.1%
*                 Coffee Holding Co., Inc.                                             11,600         57,072             0.0%
#*                Craft Brew Alliance, Inc.                                           314,027      4,270,767             0.0%
*                 Darling Ingredients, Inc.                                         1,537,209     23,257,972             0.1%
#                 Dean Foods Co.                                                    1,099,895     21,711,927             0.1%
#                 Energizer Holdings, Inc.                                            544,174     32,231,426             0.2%
#*                Farmer Brothers Co.                                                 178,268      6,328,514             0.0%
#                 Fresh Del Monte Produce, Inc.                                       407,011     24,949,774             0.2%
#*                Hostess Brands, Inc.                                                 85,968      1,473,492             0.0%
*                 HRG Group, Inc.                                                     899,159     17,992,172             0.1%
                  Ingles Markets, Inc. Class A                                        128,519      6,001,837             0.0%
                  Inter Parfums, Inc.                                                 289,009     10,967,892             0.1%
#*                Inventure Foods, Inc.                                                79,478        294,069             0.0%
                  J&J Snack Foods Corp.                                               180,117     24,240,146             0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Consumer Staples -- (Continued)
#                 John B. Sanfilippo & Son, Inc.                                       69,789 $  5,129,491             0.0%
                  Lancaster Colony Corp.                                              187,141   23,561,052             0.2%
#*                Landec Corp.                                                        237,611    3,267,151             0.0%
*                 Lifevantage Corp.                                                    57,051      282,973             0.0%
*                 Lifeway Foods, Inc.                                                  59,641      572,554             0.0%
#                 Limoneira Co.                                                        26,020      538,094             0.0%
#                 Mannatech, Inc.                                                       6,854      107,265             0.0%
                  Medifast, Inc.                                                      223,631   10,358,588             0.1%
#                 MGP Ingredients, Inc.                                               194,591   10,188,785             0.1%
#                 National Beverage Corp.                                             312,083   27,647,433             0.2%
*                 Natural Alternatives International, Inc.                             44,545      434,314             0.0%
#*                Natural Grocers by Vitamin Cottage, Inc.                             74,337      813,247             0.0%
#                 Natural Health Trends Corp.                                           9,139      262,107             0.0%
                  Nature's Sunshine Products, Inc.                                     59,205      597,971             0.0%
#                 Nu Skin Enterprises, Inc. Class A                                   365,399   20,180,987             0.1%
                  Nutraceutical International Corp.                                    53,278    1,688,913             0.0%
                  Oil-Dri Corp. of America                                             30,122    1,225,664             0.0%
                  Omega Protein Corp.                                                 148,979    3,001,927             0.0%
#                 Orchids Paper Products Co.                                           79,430    1,934,120             0.0%
*                 Performance Food Group Co.                                            8,590      213,891             0.0%
#*                Post Holdings, Inc.                                                  63,594    5,353,979             0.0%
#                 PriceSmart, Inc.                                                    283,371   24,639,108             0.2%
#*                Primo Water Corp.                                                   262,332    3,140,114             0.0%
#*                Revlon, Inc. Class A                                                333,301    8,649,161             0.1%
                  Rocky Mountain Chocolate Factory, Inc.                               32,300      419,254             0.0%
#                 Sanderson Farms, Inc.                                               381,768   44,201,099             0.3%
#                 Seaboard Corp.                                                        1,698    7,189,349             0.0%
*                 Seneca Foods Corp. Class A                                           46,545    1,731,474             0.0%
*                 Seneca Foods Corp. Class B                                            2,794      113,157             0.0%
#*                Smart & Final Stores, Inc.                                            4,153       49,005             0.0%
#                 Snyder's-Lance, Inc.                                                842,437   29,704,329             0.2%
                  SpartanNash Co.                                                     287,126   10,566,237             0.1%
#*                SUPERVALU, Inc.                                                   2,156,548    8,841,847             0.1%
*                 Tofutti Brands, Inc.                                                  8,340       16,763             0.0%
#                 Tootsie Roll Industries, Inc.                                       190,895    7,129,928             0.0%
#*                United Natural Foods, Inc.                                          437,645   18,175,397             0.1%
#                 United-Guardian, Inc.                                                19,179      270,424             0.0%
#                 Universal Corp.                                                     229,328   16,844,142             0.1%
#*                USANA Health Sciences, Inc.                                         173,394    9,857,449             0.1%
#                 Vector Group, Ltd.                                                1,364,867   29,644,911             0.2%
#                 Village Super Market, Inc. Class A                                   54,285    1,432,581             0.0%
#                 WD-40 Co.                                                           140,021   14,681,202             0.1%
#                 Weis Markets, Inc.                                                  132,593    7,665,201             0.0%
                                                                                              ------------ ---------------
Total Consumer Staples                                                                         661,692,771             4.2%
                                                                                              ------------ ---------------
Energy -- (3.6%)
#*                Abraxas Petroleum Corp.                                              50,873       95,133             0.0%
#                 Adams Resources & Energy, Inc.                                       20,563      835,269             0.0%
#                 Alon USA Energy, Inc.                                               534,263    6,459,240             0.1%
#*                Approach Resources, Inc.                                              6,605       13,672             0.0%
                  Archrock, Inc.                                                      496,128    5,854,310             0.0%
#                 Ardmore Shipping Corp.                                                2,500       19,375             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Energy -- (Continued)
#*                Aspen Aerogels, Inc.                                                  5,290 $    21,477             0.0%
#*                Atwood Oceanics, Inc.                                               559,490   4,380,807             0.0%
*                 Barnwell Industries, Inc.                                            32,713      62,482             0.0%
#*                Bill Barrett Corp.                                                  483,358   1,856,095             0.0%
#                 Bristow Group, Inc.                                                 270,193   3,612,480             0.0%
#*                Callon Petroleum Co.                                              1,526,359  18,072,091             0.1%
#*                CARBO Ceramics, Inc.                                                113,844     782,108             0.0%
#*                Clayton Williams Energy, Inc.                                        80,123  10,004,690             0.1%
#*                Clean Energy Fuels Corp.                                            440,505   1,074,832             0.0%
#*                Cloud Peak Energy, Inc.                                             456,713   1,539,123             0.0%
#*                Contango Oil & Gas Co.                                              191,925   1,374,183             0.0%
#                 CVR Energy, Inc.                                                      3,747      82,022             0.0%
#*                Dawson Geophysical Co.                                              136,420     686,193             0.0%
#                 Delek US Holdings, Inc.                                             455,628  10,966,966             0.1%
#*                Denbury Resources, Inc.                                           1,907,868   4,235,467             0.0%
#                 DHT Holdings, Inc.                                                  743,047   3,559,195             0.0%
#*                Diamond Offshore Drilling, Inc.                                     332,885   4,800,202             0.0%
#*                Dorian LPG, Ltd.                                                     13,891     126,269             0.0%
#*                Dril-Quip, Inc.                                                     453,887  23,397,875             0.2%
#*                Eclipse Resources Corp.                                              86,330     173,523             0.0%
*                 ENGlobal Corp.                                                      136,506     219,775             0.0%
#                 EnLink Midstream LLC                                                511,733   9,441,474             0.1%
#                 Ensco P.L.C. Class A                                              3,147,483  24,833,641             0.2%
#*                EP Energy Corp. Class A                                              10,135      45,810             0.0%
#*                Era Group, Inc.                                                     124,382   1,580,895             0.0%
#                 Evolution Petroleum Corp.                                            91,969     735,752             0.0%
*                 Exterran Corp.                                                      255,046   6,980,609             0.1%
#*                Forum Energy Technologies, Inc.                                   1,202,058  20,314,780             0.1%
#                 Frank's International NV                                            268,029   2,439,064             0.0%
#                 GasLog, Ltd.                                                        462,529   6,475,406             0.1%
#*                Gastar Exploration, Inc.                                            265,500     347,805             0.0%
#*                Geospace Technologies Corp.                                          77,413   1,280,411             0.0%
#                 Green Plains, Inc.                                                  281,138   6,466,174             0.1%
                  Gulf Island Fabrication, Inc.                                       107,913   1,073,734             0.0%
*                 Gulfport Energy Corp.                                               241,600   3,836,608             0.0%
                  Hallador Energy Co.                                                   6,996      46,803             0.0%
#*                Helix Energy Solutions Group, Inc.                                2,285,642  13,988,129             0.1%
#*                Hornbeck Offshore Services, Inc.                                    239,036     815,113             0.0%
*                 International Seaways, Inc.                                           6,139     118,667             0.0%
#*                ION Geophysical Corp.                                                66,679     286,720             0.0%
#*                Jones Energy, Inc. Class A                                           19,421      38,842             0.0%
#*                Kosmos Energy, Ltd.                                               2,477,816  14,891,674             0.1%
#*                Laredo Petroleum, Inc.                                            1,059,911  13,630,455             0.1%
*                 Matrix Service Co.                                                  279,899   3,288,813             0.0%
*                 McDermott International, Inc.                                     1,973,261  12,905,127             0.1%
*                 Mexco Energy Corp.                                                      252       1,033             0.0%
*                 Mitcham Industries, Inc.                                            103,000     489,250             0.0%
#                 Nabors Industries, Ltd.                                           2,047,907  21,175,358             0.1%
*                 Natural Gas Services Group, Inc.                                     76,285   2,090,209             0.0%
#*                Newpark Resources, Inc.                                           1,259,720   9,636,858             0.1%
#                 Noble Corp. P.L.C.                                                2,246,881  10,785,029             0.1%
#                 Nordic American Offshore, Ltd.                                           27          26             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Energy -- (Continued)
#                 Nordic American Tankers, Ltd.                                         3,153 $    26,170             0.0%
#*                Northern Oil and Gas, Inc.                                          194,546     437,728             0.0%
#*                Oasis Petroleum, Inc.                                             2,619,450  31,276,233             0.2%
                  Oceaneering International, Inc.                                     728,135  19,215,483             0.1%
#*                Oil States International, Inc.                                      399,091  11,872,957             0.1%
                  Overseas Shipholding Group, Inc. Class A                             18,421      67,052             0.0%
#*                Pacific Ethanol, Inc.                                                89,843     610,932             0.0%
                  Panhandle Oil and Gas, Inc. Class A                                 110,804   2,099,736             0.0%
#*                Par Pacific Holdings, Inc.                                           80,295   1,314,429             0.0%
*                 Parker Drilling Co.                                                 778,214   1,284,053             0.0%
#                 Patterson-UTI Energy, Inc.                                        1,073,757  23,241,470             0.2%
#                 PBF Energy, Inc. Class A                                          1,320,944  29,483,470             0.2%
*                 PDC Energy, Inc.                                                    335,926  18,553,193             0.1%
#*                Penn Virginia Corp.                                                   1,230      48,696             0.0%
#*                PetroQuest Energy, Inc.                                              19,539      45,917             0.0%
*                 PHI, Inc. Non-Voting                                                 61,722     723,999             0.0%
*                 PHI, Inc. Voting                                                      4,419      51,260             0.0%
*                 Pioneer Energy Services Corp.                                       859,540   2,621,597             0.0%
*                 QEP Resources, Inc.                                                 297,910   3,518,317             0.0%
#*                Renewable Energy Group, Inc.                                        540,302   5,646,156             0.0%
#*                REX American Resources Corp.                                         52,182   4,940,592             0.0%
*                 Rice Energy, Inc.                                                     3,030      64,509             0.0%
*                 RigNet, Inc.                                                         93,123   1,825,211             0.0%
#*                Ring Energy, Inc.                                                   120,816   1,449,792             0.0%
#*                Rowan Cos. P.L.C. Class A                                         1,058,896  14,898,667             0.1%
#                 RPC, Inc.                                                           269,334   4,893,799             0.0%
*                 RSP Permian, Inc.                                                   206,668   7,863,717             0.1%
#*                SAExploration Holdings, Inc.                                          3,940      21,670             0.0%
*                 SandRidge Energy, Inc.                                                  921      16,965             0.0%
#                 Scorpio Tankers, Inc.                                             1,458,464   6,417,242             0.0%
#*                SEACOR Holdings, Inc.                                               128,004   8,404,743             0.1%
#                 SemGroup Corp. Class A                                              606,259  20,188,425             0.1%
#                 Ship Finance International, Ltd.                                    497,991   6,996,774             0.1%
#                 SM Energy Co.                                                     1,270,610  28,703,080             0.2%
#*                SRC Energy, Inc.                                                  3,123,653  23,552,344             0.2%
#*                Superior Energy Services, Inc.                                    2,546,922  30,766,818             0.2%
(degree)#*        Syntroleum Corp.                                                     12,079       4,469             0.0%
#                 Teekay Corp.                                                         67,420     585,206             0.0%
#                 Teekay Tankers, Ltd. Class A                                        486,617     997,565             0.0%
#*                Tesco Corp.                                                         545,370   3,572,173             0.0%
*                 TETRA Technologies, Inc.                                          1,887,519   6,285,438             0.0%
#*                Tidewater, Inc.                                                      86,150      75,510             0.0%
#*                Unit Corp.                                                          689,657  14,820,729             0.1%
#*                Uranium Resources, Inc.                                              52,367      88,500             0.0%
#                 US Silica Holdings, Inc.                                            370,455  15,373,882             0.1%
#*                Vaalco Energy, Inc.                                                 269,418     269,418             0.0%
                  Western Refining, Inc.                                              181,849   6,271,972             0.0%
*                 Whiting Petroleum Corp.                                           2,684,630  22,282,429             0.2%
*                 Willbros Group, Inc.                                                293,471     807,045             0.0%
                  World Fuel Services Corp.                                            86,230   3,175,851             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Energy -- (Continued)
*                 WPX Energy, Inc.                                                    446,858 $  5,331,016             0.0%
                                                                                              ------------ ---------------
Total Energy                                                                                   687,429,522             4.4%
                                                                                              ------------ ---------------
Financials -- (17.4%)
#                 1st Constitution Bancorp                                              2,850       51,015             0.0%
                  1st Source Corp.                                                    208,000   10,048,480             0.1%
                  A-Mark Precious Metals, Inc.                                         66,696    1,174,517             0.0%
                  Access National Corp.                                                58,851    1,667,249             0.0%
                  Allied World Assurance Co. Holdings AG                              148,355    7,876,167             0.1%
#*                Ambac Financial Group, Inc.                                         343,379    6,671,854             0.0%
                  American Equity Investment Life Holding Co.                         772,660   18,327,495             0.1%
                  American National Bankshares, Inc.                                   31,786    1,220,582             0.0%
#                 American National Insurance Co.                                      48,517    5,672,608             0.0%
                  American River Bankshares                                             7,888      116,742             0.0%
                  Ameris Bancorp                                                      418,920   19,731,132             0.1%
#                 AMERISAFE, Inc.                                                     232,169   13,361,326             0.1%
                  AmeriServ Financial, Inc.                                           274,250    1,110,713             0.0%
                  Argo Group International Holdings, Ltd.                             161,424   10,645,913             0.1%
#                 Arrow Financial Corp.                                                77,557    2,656,327             0.0%
#                 Artisan Partners Asset Management, Inc. Class A                     462,948   13,564,376             0.1%
                  Aspen Insurance Holdings, Ltd.                                      607,401   31,797,442             0.2%
                  Associated Banc-Corp                                              1,434,291   35,713,846             0.2%
*                 Asta Funding, Inc.                                                    5,727       48,107             0.0%
                  Astoria Financial Corp.                                           1,070,805   21,833,714             0.1%
                  Atlantic American Corp.                                              20,640       81,528             0.0%
*                 Atlantic Coast Financial Corp.                                        9,719       75,517             0.0%
*                 Atlanticus Holdings Corp.                                            73,372      190,767             0.0%
#*                Atlas Financial Holdings, Inc.                                       38,267      495,558             0.0%
                  Auburn National Bancorporation, Inc.                                  2,786       93,860             0.0%
                  Baldwin & Lyons, Inc. Class A                                         1,471       34,421             0.0%
                  Baldwin & Lyons, Inc. Class B                                        32,970      807,765             0.0%
#                 Banc of California, Inc.                                            416,404    9,035,967             0.1%
#                 BancFirst Corp.                                                     101,165    9,716,898             0.1%
*                 Bancorp, Inc. (The)                                                 477,419    3,079,353             0.0%
#                 BancorpSouth, Inc.                                                1,310,621   39,908,409             0.3%
                  Bank Mutual Corp.                                                   307,528    2,829,258             0.0%
                  Bank of Commerce Holdings                                             8,400       94,500             0.0%
#                 Bank of Hawaii Corp.                                                406,721   33,139,627             0.2%
                  Bank of Marin Bancorp                                                 5,488      346,567             0.0%
                  Bank of South Carolina Corp.                                            462        9,587             0.0%
#                 BankFinancial Corp.                                                 121,711    1,798,889             0.0%
                  BankUnited, Inc.                                                    107,773    3,803,309             0.0%
                  Banner Corp.                                                        338,492   18,684,758             0.1%
#                 Bar Harbor Bankshares                                                59,965    1,846,322             0.0%
                  BCB Bancorp, Inc.                                                    27,175      429,365             0.0%
                  Bear State Financial, Inc.                                           14,672      137,623             0.0%
                  Beneficial Bancorp, Inc.                                            666,941   10,671,056             0.1%
*                 Berkshire Bancorp, Inc.                                              10,144      107,780             0.0%
                  Berkshire Hills Bancorp, Inc.                                       313,614   11,760,525             0.1%
                  BGC Partners, Inc. Class A                                        3,104,312   35,327,071             0.2%
                  Blue Hills Bancorp, Inc.                                             16,339      295,736             0.0%
                  BNC Bancorp                                                         211,178    7,063,904             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
#*                BofI Holding, Inc.                                                  508,652 $12,151,696             0.1%
#                 Boston Private Financial Holdings, Inc.                           1,075,166  16,772,590             0.1%
#                 Bridge Bancorp, Inc.                                                 42,626   1,545,193             0.0%
#                 Brookline Bancorp, Inc.                                             612,069   8,905,604             0.1%
#                 Bryn Mawr Bank Corp.                                                176,490   7,571,421             0.1%
#*                BSB Bancorp, Inc.                                                     2,242      65,354             0.0%
#                 C&F Financial Corp.                                                   2,469     123,450             0.0%
                  California First National Bancorp                                    14,701     242,567             0.0%
                  Camden National Corp.                                               129,671   5,543,435             0.0%
#                 Capital Bank Financial Corp. Class A                                321,369  13,336,813             0.1%
#                 Capital City Bank Group, Inc.                                        56,750   1,169,618             0.0%
                  Capitol Federal Financial, Inc.                                   1,863,619  27,264,746             0.2%
#                 Carolina Financial Corp.                                             30,225     932,744             0.0%
*                 Cascade Bancorp                                                     187,500   1,402,500             0.0%
                  Cathay General Bancorp                                            1,123,773  42,759,563             0.3%
                  CenterState Banks, Inc.                                             499,675  12,606,800             0.1%
                  Central Pacific Financial Corp.                                     276,220   8,640,162             0.1%
                  Central Valley Community Bancorp                                      2,600      59,046             0.0%
                  Century Bancorp, Inc. Class A                                         5,828     367,455             0.0%
                  Charter Financial Corp.                                              57,829   1,061,162             0.0%
                  Chemical Financial Corp.                                            524,770  24,900,336             0.2%
#                 Citizens & Northern Corp.                                            27,499     639,352             0.0%
                  Citizens Community Bancorp, Inc.                                      1,592      22,829             0.0%
                  Citizens First Corp.                                                    400       8,294             0.0%
                  Citizens Holding Co.                                                  2,717      64,800             0.0%
#*                Citizens, Inc.                                                      201,927   1,423,585             0.0%
#                 City Holding Co.                                                    142,960  10,163,026             0.1%
#                 Clifton Bancorp, Inc.                                               182,706   3,051,190             0.0%
#                 CNB Financial Corp.                                                  42,946   1,025,980             0.0%
                  CNO Financial Group, Inc.                                           862,479  18,172,433             0.1%
#                 CoBiz Financial, Inc.                                               475,246   7,808,292             0.1%
                  Codorus Valley Bancorp, Inc.                                          4,114     119,265             0.0%
#                 Cohen & Steers, Inc.                                                198,474   7,919,113             0.1%
                  Colony Bankcorp, Inc.                                                10,672     145,673             0.0%
#                 Columbia Banking System, Inc.                                       757,181  29,916,221             0.2%
#                 Community Bank System, Inc.                                         534,864  29,925,641             0.2%
*                 Community Bankers Trust Corp.                                         1,723      13,698             0.0%
                  Community Trust Bancorp, Inc.                                       157,096   7,061,465             0.0%
                  Community West Bancshares                                             6,650      67,498             0.0%
#                 ConnectOne Bancorp, Inc.                                            181,933   4,038,913             0.0%
*                 Consumer Portfolio Services, Inc.                                   208,195   1,013,910             0.0%
#*                Cowen Group, Inc. Class A                                           112,767   1,792,995             0.0%
                  Crawford & Co. Class A                                              115,128   1,028,093             0.0%
#                 Crawford & Co. Class B                                              107,358   1,171,276             0.0%
*                 CU Bancorp                                                           46,630   1,738,133             0.0%
#*                Customers Bancorp, Inc.                                             342,834  10,603,856             0.1%
#                 CVB Financial Corp.                                               1,321,544  28,466,058             0.2%
#                 Diamond Hill Investment Group, Inc.                                  28,143   5,689,107             0.0%
                  Dime Community Bancshares, Inc.                                     390,812   7,601,293             0.1%
                  Donegal Group, Inc. Class A                                         103,041   1,716,663             0.0%
                  Donegal Group, Inc. Class B                                           5,267      88,881             0.0%
*                 Donnelley Financial Solutions, Inc.                                 133,598   2,968,548             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
                  Eagle Bancorp Montana, Inc.                                             225 $     4,174             0.0%
*                 Eagle Bancorp, Inc.                                                 339,115  20,312,988             0.1%
                  Eastern Virginia Bankshares, Inc.                                       590       6,767             0.0%
#*                eHealth, Inc.                                                       230,924   3,274,502             0.0%
                  EMC Insurance Group, Inc.                                            98,657   2,829,483             0.0%
                  Employers Holdings, Inc.                                            323,709  12,948,360             0.1%
#*                Encore Capital Group, Inc.                                          215,738   7,194,862             0.1%
*                 Enova International, Inc.                                           387,046   5,496,053             0.0%
#*                Enstar Group, Ltd.                                                   66,124  12,880,955             0.1%
*                 Entegra Financial Corp.                                                 874      20,670             0.0%
#                 Enterprise Bancorp, Inc.                                             10,901     381,644             0.0%
                  Enterprise Financial Services Corp.                                 204,292   8,631,337             0.1%
*                 Equity Bancshares, Inc. Class A                                         786      24,814             0.0%
                  ESSA Bancorp, Inc.                                                   48,102     727,783             0.0%
*                 Essent Group, Ltd.                                                  255,492   9,455,759             0.1%
                  Evans Bancorp, Inc.                                                   5,104     193,952             0.0%
                  EverBank Financial Corp.                                            515,837  10,058,822             0.1%
                  Evercore Partners, Inc. Class A                                     512,710  37,812,362             0.2%
*                 Ezcorp, Inc. Class A                                                427,245   3,866,567             0.0%
#                 Farmers Capital Bank Corp.                                           21,864     907,356             0.0%
#                 Farmers National Banc Corp.                                          18,571     265,565             0.0%
#                 FBL Financial Group, Inc. Class A                                   110,176   7,326,704             0.1%
#*                FCB Financial Holdings, Inc. Class A                                328,276  15,511,041             0.1%
                  Federal Agricultural Mortgage Corp. Class A                           2,089     113,767             0.0%
                  Federal Agricultural Mortgage Corp. Class C                          63,989   3,650,572             0.0%
#                 Federated Investors, Inc. Class B                                 1,069,117  28,673,718             0.2%
                  Federated National Holding Co.                                      135,843   2,184,355             0.0%
#                 Fidelity & Guaranty Life                                              8,299     236,107             0.0%
#                 Fidelity Southern Corp.                                             272,670   6,140,528             0.0%
                  Fifth Street Asset Management, Inc.                                  38,771     182,224             0.0%
#                 Financial Engines, Inc.                                             383,105  16,281,962             0.1%
                  Financial Institutions, Inc.                                        110,298   3,694,983             0.0%
*                 First Acceptance Corp.                                               13,967      16,202             0.0%
#                 First American Financial Corp.                                      131,893   5,725,475             0.0%
*                 First BanCorp(318672706)                                          1,054,636   6,201,260             0.0%
#                 First Bancorp(318910106)                                            141,927   4,263,487             0.0%
#                 First Bancorp, Inc.                                                  50,586   1,364,304             0.0%
#                 First Bancshares, Inc. (The)                                            921      26,387             0.0%
                  First Busey Corp.                                                   418,290  12,527,785             0.1%
                  First Business Financial Services, Inc.                              19,943     529,886             0.0%
                  First Citizens BancShares, Inc. Class A                              12,363   4,303,066             0.0%
                  First Commonwealth Financial Corp.                                  629,994   8,133,223             0.1%
                  First Community Bancshares, Inc.                                    118,048   3,123,550             0.0%
#                 First Connecticut Bancorp, Inc.                                      33,949     906,438             0.0%
                  First Defiance Financial Corp.                                       50,227   2,694,176             0.0%
                  First Financial Bancorp                                             690,389  19,089,256             0.1%
#                 First Financial Bankshares, Inc.                                    448,768  17,928,282             0.1%
                  First Financial Corp.                                                50,310   2,455,128             0.0%
                  First Financial Northwest, Inc.                                      79,390   1,244,835             0.0%
#*                First Foundation, Inc.                                               30,709     482,131             0.0%
#                 First Horizon National Corp.                                      1,245,458  22,854,154             0.2%
                  First Internet Bancorp                                                1,593      47,073             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
#                 First Interstate BancSystem, Inc. Class A                           287,083 $10,837,383             0.1%
                  First Merchants Corp.                                               336,750  13,934,715             0.1%
                  First Mid-Illinois Bancshares, Inc.                                     400      13,044             0.0%
                  First Midwest Bancorp, Inc.                                         893,363  20,288,274             0.1%
#*                First NBC Bank Holding Co.                                          121,723     322,566             0.0%
*                 First Northwest Bancorp                                               5,862      96,489             0.0%
#                 First of Long Island Corp. (The)                                     76,379   2,077,509             0.0%
                  First South Bancorp, Inc.                                            21,886     284,080             0.0%
*                 First United Corp.                                                   10,450     146,823             0.0%
                  First US Bancshares, Inc.                                               878      10,352             0.0%
                  FirstCash, Inc.                                                     556,243  28,896,824             0.2%
*                 Flagstar Bancorp, Inc.                                              303,416   8,871,884             0.1%
                  Flushing Financial Corp.                                            262,932   7,751,235             0.1%
                  FNB Corp.                                                         3,227,757  45,963,260             0.3%
#*                FNFV Group                                                            8,227     112,710             0.0%
#*                Franklin Financial Network, Inc.                                      7,666     310,856             0.0%
#                 Fulton Financial Corp.                                            2,124,462  39,196,324             0.3%
#                 Gain Capital Holdings, Inc.                                         360,183   2,553,697             0.0%
#                 GAMCO Investors, Inc. Class A                                        29,935     859,135             0.0%
*                 Genworth Financial, Inc. Class A                                    673,113   2,719,377             0.0%
#                 German American Bancorp, Inc.                                       114,573   3,767,160             0.0%
#                 Glacier Bancorp, Inc.                                               922,230  31,152,929             0.2%
#*                Global Indemnity, Ltd.                                               68,448   2,775,566             0.0%
*                 Great Elm Capital Group, Inc.                                         1,125       4,106             0.0%
#                 Great Southern Bancorp, Inc.                                        111,725   5,603,009             0.0%
#                 Great Western Bancorp, Inc.                                         238,464   9,824,717             0.1%
#*                Green Bancorp, Inc.                                                   2,796      50,328             0.0%
#*                Green Dot Corp. Class A                                             643,236  22,056,562             0.1%
#                 Greenhill & Co., Inc.                                               357,147   9,035,819             0.1%
#*                Greenlight Capital Re, Ltd. Class A                                 314,519   6,777,884             0.0%
#                 Guaranty Bancorp                                                    133,489   3,357,248             0.0%
                  Guaranty Federal Bancshares, Inc.                                     2,800      57,036             0.0%
*                 Hallmark Financial Services, Inc.                                   141,246   1,484,495             0.0%
                  Hancock Holding Co.                                                 781,269  36,485,262             0.2%
                  Hanmi Financial Corp.                                               393,536  11,432,221             0.1%
                  Hanover Insurance Group, Inc. (The)                                 167,163  14,755,478             0.1%
                  Hawthorn Bancshares, Inc.                                               816      15,422             0.0%
#                 HCI Group, Inc.                                                     139,645   6,659,670             0.0%
#*                Health Insurance Innovations, Inc. Class A                           13,145     220,179             0.0%
#                 Heartland Financial USA, Inc.                                       194,795   9,350,160             0.1%
                  Heritage Commerce Corp.                                             342,779   4,894,884             0.0%
                  Heritage Financial Corp.                                            199,252   5,260,253             0.0%
#                 Heritage Insurance Holdings, Inc.                                    77,626     939,275             0.0%
                  Hilltop Holdings, Inc.                                            1,076,042  29,924,728             0.2%
                  Hingham Institution for Savings                                       5,517     990,246             0.0%
*                 HMN Financial, Inc.                                                  31,110     541,314             0.0%
                  Home Bancorp, Inc.                                                      921      34,206             0.0%
#                 Home BancShares, Inc.                                             1,237,283  31,488,852             0.2%
*                 HomeStreet, Inc.                                                    243,349   6,327,074             0.0%
*                 HomeTrust Bancshares, Inc.                                           48,460   1,211,500             0.0%
                  Hope Bancorp, Inc.                                                1,769,381  32,397,366             0.2%
                  HopFed Bancorp, Inc.                                                  7,872     116,112             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
                  Horace Mann Educators Corp.                                         276,447 $10,684,677             0.1%
#                 Horizon Bancorp                                                     105,279   2,841,480             0.0%
#                 Houlihan Lokey, Inc.                                                 31,031   1,040,780             0.0%
                  Iberiabank Corp.                                                    417,464  33,125,768             0.2%
#*                Impac Mortgage Holdings, Inc.                                        10,194     145,774             0.0%
                  Independence Holding Co.                                             77,845   1,475,163             0.0%
                  Independent Bank Corp.(453836108)                                   296,033  18,738,889             0.1%
                  Independent Bank Corp.(453838609)                                    28,411     633,565             0.0%
#                 Independent Bank Group, Inc.                                         74,404   4,475,401             0.0%
                  Infinity Property & Casualty Corp.                                   46,947   4,659,490             0.0%
#                 Interactive Brokers Group, Inc. Class A                             724,041  25,218,348             0.2%
                  International Bancshares Corp.                                      699,740  26,170,276             0.2%
*                 INTL. FCStone, Inc.                                                 186,191   6,954,234             0.0%
                  Investment Technology Group, Inc.                                   203,638   4,054,433             0.0%
#                 Investors Title Co.                                                   7,104   1,266,075             0.0%
                  James River Group Holdings, Ltd.                                     38,507   1,677,365             0.0%
                  Janus Capital Group, Inc.                                           699,319   9,552,698             0.1%
*                 KCG Holdings, Inc. Class A                                          518,928  10,326,667             0.1%
                  Kearny Financial Corp.                                              531,221   7,755,827             0.1%
                  Kemper Corp.                                                        424,096  16,688,178             0.1%
                  Kentucky First Federal Bancorp                                       11,174     108,388             0.0%
                  Kingstone Cos., Inc.                                                 36,703     548,710             0.0%
#*                Ladenburg Thalmann Financial Services, Inc.                         571,238   1,588,042             0.0%
#                 Lake Shore Bancorp, Inc.                                                537       8,533             0.0%
#                 Lakeland Bancorp, Inc.                                              339,213   6,597,693             0.0%
#                 Lakeland Financial Corp.                                            265,540  12,124,556             0.1%
                  Landmark Bancorp, Inc.                                                5,140     158,569             0.0%
                  LegacyTexas Financial Group, Inc.                                   574,680  21,728,651             0.1%
#                 Legg Mason, Inc.                                                    155,954   5,829,561             0.0%
#*                LendingClub Corp.                                                 1,688,989   9,880,586             0.1%
#*                LendingTree, Inc.                                                   114,834  16,180,111             0.1%
                  Live Oak Bancshares, Inc.                                             1,111      26,831             0.0%
                  LPL Financial Holdings, Inc.                                        272,599  11,460,062             0.1%
                  Macatawa Bank Corp.                                                 221,951   2,124,071             0.0%
                  Mackinac Financial Corp.                                             37,317     556,023             0.0%
*                 Magyar Bancorp, Inc.                                                  1,800      22,914             0.0%
#                 Maiden Holdings, Ltd.                                               788,867   9,742,507             0.1%
#                 MainSource Financial Group, Inc.                                    219,128   7,494,178             0.1%
*                 Malvern Bancorp, Inc.                                                 3,111      67,975             0.0%
#                 Manning & Napier, Inc.                                              106,896     619,997             0.0%
                  MarketAxess Holdings, Inc.                                              418      80,473             0.0%
#                 Marlin Business Services Corp.                                       77,442   1,970,899             0.0%
                  MB Financial, Inc.                                                  700,712  29,787,267             0.2%
#*                MBIA, Inc.                                                        1,254,591  10,538,564             0.1%
                  MBT Financial Corp.                                                  63,725     713,720             0.0%
#                 Mercantile Bank Corp.                                                73,111   2,458,723             0.0%
#                 Merchants Bancshares, Inc.                                           30,291   1,508,492             0.0%
#                 Mercury General Corp.                                               593,604  36,500,710             0.2%
                  Meridian Bancorp, Inc.                                              457,308   8,025,755             0.1%
#                 Meta Financial Group, Inc.                                          100,311   8,516,404             0.1%
*                 MGIC Investment Corp.                                               854,489   9,006,314             0.1%
                  Mid Penn Bancorp, Inc.                                                2,649      73,245             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
#                 MidSouth Bancorp, Inc.                                               42,577 $   649,299             0.0%
                  MidWestOne Financial Group, Inc.                                      3,354     116,384             0.0%
#                 Moelis & Co. Class A                                                233,958   8,586,259             0.1%
                  Morningstar, Inc.                                                    22,701   1,660,124             0.0%
*                 MSB Financial Corp.                                                   1,139      20,046             0.0%
                  MutualFirst Financial, Inc.                                          12,463     410,656             0.0%
#                 National Bank Holdings Corp. Class A                                282,803   8,928,091             0.1%
#*                National Commerce Corp.                                               5,180     200,466             0.0%
                  National General Holdings Corp.                                     545,165  12,397,052             0.1%
#                 National Western Life Group, Inc. Class A                             6,104   1,869,289             0.0%
#*                Nationstar Mortgage Holdings, Inc.                                   30,257     487,440             0.0%
#                 Navigators Group, Inc. (The)                                        180,617   9,762,349             0.1%
#                 NBT Bancorp, Inc.                                                   454,080  17,336,774             0.1%
                  Nelnet, Inc. Class A                                                295,630  13,306,306             0.1%
                  NewStar Financial, Inc.                                             210,669   2,262,585             0.0%
*                 Nicholas Financial, Inc.                                             52,917     528,112             0.0%
*                 NMI Holdings, Inc. Class A                                          200,834   2,329,674             0.0%
                  Northeast Bancorp                                                       493       8,258             0.0%
#                 Northfield Bancorp, Inc.                                            497,069   9,136,128             0.1%
#                 Northrim BanCorp, Inc.                                               41,932   1,341,824             0.0%
#                 Northwest Bancshares, Inc.                                        1,420,237  22,922,625             0.2%
#                 Norwood Financial Corp.                                               1,963      73,004             0.0%
                  OceanFirst Financial Corp.                                          302,160   8,354,724             0.1%
#*                Ocwen Financial Corp.                                               844,304   1,933,456             0.0%
#                 OFG Bancorp                                                         375,776   4,396,579             0.0%
                  Ohio Valley Banc Corp.                                                6,595     191,255             0.0%
                  Old Line Bancshares, Inc.                                            14,826     411,570             0.0%
#                 Old National Bancorp.                                             1,452,749  24,406,183             0.2%
                  Old Second Bancorp, Inc.                                             66,794     801,528             0.0%
                  OM Asset Management P.L.C.                                          152,236   2,368,792             0.0%
#                 OneBeacon Insurance Group, Ltd. Class A                             247,911   3,954,180             0.0%
                  Oppenheimer Holdings, Inc. Class A                                   53,966     933,612             0.0%
                  Opus Bank                                                           117,574   2,651,294             0.0%
#                 Oritani Financial Corp.                                             482,539   8,179,036             0.1%
                  Orrstown Financial Services, Inc.                                     1,300      27,885             0.0%
                  Pacific Continental Corp.                                           161,490   4,037,250             0.0%
#*                Pacific Mercantile Bancorp                                           78,544     608,716             0.0%
*                 Pacific Premier Bancorp, Inc.                                       312,628  11,426,553             0.1%
#                 Park National Corp.                                                  79,323   8,363,024             0.1%
                  Park Sterling Corp.                                                 389,100   4,785,930             0.0%
#*                Patriot National Bancorp, Inc.                                          310       4,844             0.0%
                  Peapack Gladstone Financial Corp.                                    98,705   3,164,482             0.0%
#                 Penns Woods Bancorp, Inc.                                            16,812     701,060             0.0%
#*                PennyMac Financial Services, Inc. Class A                           210,602   3,474,933             0.0%
#                 People's United Financial, Inc.                                     192,237   3,358,380             0.0%
                  People's Utah Bancorp                                                14,268     376,675             0.0%
                  Peoples Bancorp of North Carolina, Inc.                               3,975     112,652             0.0%
                  Peoples Bancorp, Inc.                                               121,754   4,076,324             0.0%
#*                PHH Corp.                                                           857,052  11,055,971             0.1%
*                 PICO Holdings, Inc.                                                 191,541   3,083,810             0.0%
#                 Pinnacle Financial Partners, Inc.                                   528,359  33,814,976             0.2%
                  Piper Jaffray Cos.                                                   65,156   4,078,766             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
                  Popular, Inc.                                                       505,883 $21,201,557             0.1%
#*                PRA Group, Inc.                                                     579,433  18,657,743             0.1%
                  Preferred Bank                                                      111,546   5,910,823             0.0%
#                 Premier Financial Bancorp, Inc.                                      36,062     772,809             0.0%
#                 Primerica, Inc.                                                     596,328  49,972,286             0.3%
                  PrivateBancorp, Inc.                                                706,570  40,818,549             0.3%
                  ProAssurance Corp.                                                  648,045  40,113,985             0.3%
#                 Prosperity Bancshares, Inc.                                          16,585   1,114,512             0.0%
                  Provident Financial Holdings, Inc.                                   63,124   1,213,875             0.0%
                  Provident Financial Services, Inc.                                  492,447  12,650,963             0.1%
#                 Prudential Bancorp, Inc.                                             10,034     179,809             0.0%
#                 Pzena Investment Management, Inc. Class A                           116,195   1,195,647             0.0%
                  QCR Holdings, Inc.                                                   35,392   1,613,875             0.0%
                  Radian Group, Inc.                                                  441,886   7,459,036             0.1%
*                 Regional Management Corp.                                            74,394   1,475,233             0.0%
                  Renasant Corp.                                                      467,760  19,833,024             0.1%
                  Republic Bancorp, Inc. Class A                                       85,954   3,092,625             0.0%
#*                Republic First Bancorp, Inc.                                        112,824     970,286             0.0%
                  Riverview Bancorp, Inc.                                              60,982     442,729             0.0%
#                 RLI Corp.                                                           479,431  27,433,042             0.2%
*                 Royal Bancshares of Pennsylvania, Inc. Class A                       16,590      71,005             0.0%
#                 S&T Bancorp, Inc.                                                   287,756  10,347,706             0.1%
*                 Safeguard Scientifics, Inc.                                         244,203   3,101,378             0.0%
                  Safety Insurance Group, Inc.                                        171,964  12,450,194             0.1%
                  Salisbury Bancorp, Inc.                                               2,458      96,477             0.0%
                  Sandy Spring Bancorp, Inc.                                          243,010  10,510,183             0.1%
                  SB Financial Group, Inc.                                                790      13,667             0.0%
*                 Seacoast Banking Corp. of Florida                                   277,100   6,705,820             0.0%
*                 Security National Financial Corp. Class A                             1,814      12,789             0.0%
*                 Select Bancorp, Inc.                                                  2,400      27,024             0.0%
#                 Selective Insurance Group, Inc.                                     718,693  37,946,990             0.2%
#                 ServisFirst Bancshares, Inc.                                        285,717  10,800,103             0.1%
                  Shore Bancshares, Inc.                                               20,487     339,879             0.0%
                  SI Financial Group, Inc.                                             11,960     178,802             0.0%
                  Sierra Bancorp                                                       95,782   2,401,255             0.0%
#                 Silvercrest Asset Management Group, Inc. Class A                     20,035     273,478             0.0%
#                 Simmons First National Corp. Class A                                335,811  18,352,071             0.1%
*                 SLM Corp.                                                         1,545,946  19,386,163             0.1%
*                 SmartFinancial, Inc.                                                    500      11,065             0.0%
#                 South State Corp.                                                   274,493  24,196,558             0.2%
*                 Southern First Bancshares, Inc.                                      10,559     355,838             0.0%
                  Southern Missouri Bancorp, Inc.                                       5,008     166,766             0.0%
#                 Southern National Bancorp of Virginia, Inc.                           7,915     144,132             0.0%
#                 Southside Bancshares, Inc.                                          296,056  10,279,064             0.1%
                  Southwest Bancorp, Inc.                                             160,775   4,172,111             0.0%
                  Southwest Georgia Financial Corp.                                     1,844      35,442             0.0%
#                 State Auto Financial Corp.                                          173,929   4,673,472             0.0%
                  State Bank Financial Corp.                                          193,597   5,200,015             0.0%
                  State National Cos., Inc.                                            97,953   1,436,971             0.0%
#                 Sterling Bancorp                                                  1,887,128  43,875,726             0.3%
#                 Stewart Information Services Corp.                                  355,497  16,864,778             0.1%
#*                Stifel Financial Corp.                                              380,074  18,574,216             0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
#                 Stock Yards Bancorp, Inc.                                           198,419 $ 8,135,179             0.1%
                  Stonegate Bank                                                       31,282   1,435,844             0.0%
                  Summit Financial Group, Inc.                                          1,509      33,002             0.0%
                  Summit State Bank                                                       243       3,195             0.0%
#                 Sun Bancorp, Inc.                                                    86,896   2,168,055             0.0%
*                 Sunshine Bancorp, Inc.                                                1,754      37,693             0.0%
#                 Sussex Bancorp                                                       12,627     325,777             0.0%
                  Synovus Financial Corp.                                             122,674   5,127,773             0.0%
                  TCF Financial Corp.                                               2,136,334  35,270,874             0.2%
                  Territorial Bancorp, Inc.                                            61,140   1,892,283             0.0%
#*                Texas Capital Bancshares, Inc.                                      524,404  39,907,144             0.3%
*                 TheStreet, Inc.                                                      12,901      10,966             0.0%
#*                Third Point Reinsurance, Ltd.                                        27,953     338,231             0.0%
                  Timberland Bancorp, Inc.                                             76,160   1,688,467             0.0%
#                 Tiptree, Inc.                                                       302,259   2,130,926             0.0%
#                 Tompkins Financial Corp.                                            140,126  11,584,216             0.1%
                  Towne Bank                                                          426,369  13,835,674             0.1%
                  Trico Bancshares                                                    194,022   6,880,020             0.0%
*                 TriState Capital Holdings, Inc.                                      78,828   1,962,817             0.0%
*                 Triumph Bancorp, Inc.                                                 3,499      78,378             0.0%
                  TrustCo Bank Corp. NY                                             1,074,935   8,545,733             0.1%
#                 Trustmark Corp.                                                     829,646  27,560,840             0.2%
#                 UMB Financial Corp.                                                 496,964  36,024,920             0.2%
                  Umpqua Holdings Corp.                                               229,337   4,052,385             0.0%
*                 Unico American Corp.                                                 11,600     118,900             0.0%
                  Union Bankshares Corp.                                              387,786  13,277,793             0.1%
                  Union Bankshares, Inc.                                                2,252      94,697             0.0%
                  United Bancshares, Inc.                                                 900      19,620             0.0%
#                 United Bankshares, Inc.                                             913,459  36,447,012             0.2%
                  United Community Banks, Inc.                                        880,767  24,088,977             0.2%
                  United Community Financial Corp.                                    490,152   4,185,898             0.0%
                  United Financial Bancorp, Inc.                                      435,003   7,512,502             0.1%
                  United Fire Group, Inc.                                             107,225   4,717,900             0.0%
#                 United Insurance Holdings Corp.                                     174,442   2,661,985             0.0%
*                 United Security Bancshares                                           33,217     277,362             0.0%
                  Unity Bancorp, Inc.                                                  14,371     234,966             0.0%
#                 Universal Insurance Holdings, Inc.                                  330,569   8,611,322             0.1%
#                 Univest Corp. of Pennsylvania                                       188,643   5,715,883             0.0%
#                 Valley National Bancorp                                           3,472,172  40,832,743             0.3%
#                 Value Line, Inc.                                                     26,515     463,482             0.0%
#*                Veritex Holdings, Inc.                                               10,137     273,091             0.0%
#                 Virtu Financial, Inc. Class A                                       164,747   2,537,104             0.0%
#                 Virtus Investment Partners, Inc.                                    108,897  11,586,641             0.1%
#                 Waddell & Reed Financial, Inc. Class A                              867,564  15,607,476             0.1%
#*                Walker & Dunlop, Inc.                                               370,241  16,605,309             0.1%
#                 Washington Federal, Inc.                                            861,630  29,036,931             0.2%
#                 Washington Trust Bancorp, Inc.                                      176,152   8,666,678             0.1%
                  WashingtonFirst Bankshares, Inc.                                      1,868      52,547             0.0%
                  Waterstone Financial, Inc.                                          175,327   3,331,213             0.0%
                  Wayne Savings Bancshares, Inc.                                        2,043      37,244             0.0%
#                 Webster Financial Corp.                                             538,068  27,339,235             0.2%
                  WesBanco, Inc.                                                      387,858  15,440,627             0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
Financials -- (Continued)
                  West Bancorporation, Inc.                                           105,942 $    2,468,449             0.0%
#                 Westamerica Bancorporation                                          199,313     10,966,201             0.1%
*                 Western Alliance Bancorp                                            402,428     19,276,301             0.1%
                  Western New England Bancorp, Inc.                                   170,179      1,786,880             0.0%
                  Westwood Holdings Group, Inc.                                        88,484      4,937,407             0.0%
#                 Wintrust Financial Corp.                                            515,201     36,507,143             0.2%
#                 WisdomTree Investments, Inc.                                      1,202,438     10,040,357             0.1%
#*                World Acceptance Corp.                                               63,642      3,366,662             0.0%
                  WSFS Financial Corp.                                                290,182     13,696,590             0.1%
                  WVS Financial Corp.                                                   4,423         67,451             0.0%
#*                Xenith Bankshares, Inc.                                               1,396         37,720             0.0%
                                                                                              -------------- ---------------
Total Financials                                                                               3,361,569,327            21.4%
                                                                                              -------------- ---------------
Health Care -- (6.6%)
#                 Abaxis, Inc.                                                        209,220      9,421,177             0.1%
*                 Accuray, Inc.                                                       454,657      2,068,689             0.0%
#                 Aceto Corp.                                                         319,852      5,069,654             0.0%
#*                Achillion Pharmaceuticals, Inc.                                      78,287        266,959             0.0%
#*                Acorda Therapeutics, Inc.                                           423,071      6,832,597             0.0%
#*                Adamas Pharmaceuticals, Inc.                                         20,889        342,162             0.0%
#*                Adcare Health Systems, Inc.                                             970          1,019             0.0%
*                 Addus HomeCare Corp.                                                193,155      6,557,612             0.0%
#*                Akebia Therapeutics, Inc.                                             1,782         23,487             0.0%
#*                Akorn, Inc.                                                         178,894      5,984,004             0.0%
#*                Albany Molecular Research, Inc.                                     222,186      3,557,198             0.0%
#*                Alere, Inc.                                                         170,436      8,380,338             0.1%
*                 Alliance HealthCare Services, Inc.                                   50,739        664,681             0.0%
*                 Allied Healthcare Products, Inc.                                      6,885         12,531             0.0%
#*                Allscripts Healthcare Solutions, Inc.                             2,325,321     27,834,092             0.2%
*                 Almost Family, Inc.                                                 169,264      8,403,958             0.1%
*                 AMAG Pharmaceuticals, Inc.                                           79,446      1,938,482             0.0%
#*                Amedisys, Inc.                                                      259,595     14,070,049             0.1%
*                 American Shared Hospital Services                                    10,189         44,322             0.0%
#*                Amicus Therapeutics, Inc.                                           148,383      1,139,581             0.0%
#*                AMN Healthcare Services, Inc.                                       500,301     20,437,296             0.1%
#*                Amphastar Pharmaceuticals, Inc.                                     178,516      2,695,592             0.0%
                  Analogic Corp.                                                      149,951     10,773,979             0.1%
#*                AngioDynamics, Inc.                                                 294,483      4,570,376             0.0%
#*                ANI Pharmaceuticals, Inc.                                            92,546      5,008,590             0.0%
#*                Anika Therapeutics, Inc.                                            171,724      7,921,628             0.1%
#*                Aptevo Therapeutics, Inc.                                           218,089        436,178             0.0%
#*                Aralez Pharmaceuticals, Inc.                                         90,122        145,096             0.0%
#*                Aratana Therapeutics, Inc.                                           74,518        462,012             0.0%
#*                ArQule, Inc.                                                         48,652         48,165             0.0%
#*                Assembly Biosciences, Inc.                                           12,557        296,722             0.0%
#                 Atrion Corp.                                                         10,276      5,313,720             0.0%
*                 Auxilio, Inc.                                                        13,560         74,580             0.0%
#*                BioScrip, Inc.                                                      343,364        521,913             0.0%
*                 BioSpecifics Technologies Corp.                                      95,923      5,441,712             0.0%
*                 BioTelemetry, Inc.                                                  422,062     13,885,840             0.1%
*                 Bovie Medical Corp.                                                  49,146        132,694             0.0%
#*                Brookdale Senior Living, Inc.                                       432,564      5,619,006             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Health Care -- (Continued)
                  Bruker Corp.                                                       78,300 $ 1,909,737             0.0%
#*                Caladrius Biosciences, Inc.                                         1,800       8,730             0.0%
*                 Cambrex Corp.                                                     332,017  19,705,209             0.1%
                  Cantel Medical Corp.                                              414,698  30,857,678             0.2%
#*                Capital Senior Living Corp.                                       472,354   6,598,785             0.0%
#*                Cara Therapeutics, Inc.                                            42,704     678,567             0.0%
#*                Cascadian Therapeutics, Inc.                                       51,868     220,439             0.0%
#*                Catalent, Inc.                                                    290,441   8,504,112             0.1%
#*                Celldex Therapeutics, Inc.                                        153,389     510,785             0.0%
*                 Cempra, Inc.                                                       11,482      49,373             0.0%
*                 Charles River Laboratories International, Inc.                    149,051  13,369,875             0.1%
#                 Chemed Corp.                                                      168,025  33,836,874             0.2%
*                 Chimerix, Inc.                                                    196,863   1,177,241             0.0%
#*                Cidara Therapeutics, Inc.                                           1,800      13,950             0.0%
*                 Civitas Solutions, Inc.                                            17,332     308,510             0.0%
#*                Collegium Pharmaceutical, Inc.                                     67,368     660,880             0.0%
#*                CombiMatrix Corp.                                                   4,610      22,128             0.0%
#*                Community Health Systems, Inc.                                     52,122     448,770             0.0%
#                 Computer Programs & Systems, Inc.                                  78,049   2,142,445             0.0%
#*                Concert Pharmaceuticals, Inc.                                      86,516   1,373,009             0.0%
#                 CONMED Corp.                                                      160,952   7,912,400             0.1%
#*                Corcept Therapeutics, Inc.                                         65,021     620,300             0.0%
*                 CorVel Corp.                                                      177,853   7,914,458             0.1%
#*                Cross Country Healthcare, Inc.                                    298,008   4,163,172             0.0%
*                 CryoLife, Inc.                                                    426,160   7,734,804             0.1%
#*                Cumberland Pharmaceuticals, Inc.                                  138,305     806,318             0.0%
#*                Cutera, Inc.                                                       91,950   1,797,623             0.0%
#*                Cyclacel Pharmaceuticals, Inc.                                      6,748      36,439             0.0%
#*                Cytokinetics, Inc.                                                 67,040   1,099,456             0.0%
#*                Depomed, Inc.                                                     448,821   5,381,364             0.0%
                  Digirad Corp.                                                     125,409     589,422             0.0%
#*                Diplomat Pharmacy, Inc.                                            56,311     878,452             0.0%
#*                Edge Therapeutics, Inc.                                             5,832      60,536             0.0%
*                 Electromed, Inc.                                                   35,357     169,006             0.0%
#*                Emergent BioSolutions, Inc.                                       420,919  12,589,687             0.1%
#*                Enanta Pharmaceuticals, Inc.                                      166,013   5,270,913             0.0%
#*                Endo International P.L.C.                                         629,180   7,153,777             0.0%
#*                Endocyte, Inc.                                                      3,082       7,089             0.0%
#                 Ensign Group, Inc. (The)                                          509,836   9,151,556             0.1%
*                 Enzo Biochem, Inc.                                                602,688   5,303,654             0.0%
#*                Epizyme, Inc.                                                       4,231      76,370             0.0%
*                 Esperion Therapeutics, Inc.                                         2,300      82,225             0.0%
*                 Exactech, Inc.                                                     79,066   2,344,307             0.0%
*                 Five Prime Therapeutics, Inc.                                     224,830   7,837,574             0.1%
*                 Five Star Senior Living, Inc.                                      61,306     116,481             0.0%
#*                Fluidigm Corp.                                                     25,299     124,977             0.0%
#*                Fortress Biotech, Inc.                                                501       1,824             0.0%
#*                Genesis Healthcare, Inc.                                          124,962     302,408             0.0%
#*                Geron Corp.                                                        22,561      57,756             0.0%
#*                Globus Medical, Inc. Class A                                      781,549  23,704,381             0.2%
#*                Haemonetics Corp.                                                 483,952  20,267,910             0.1%
#*                Halyard Health, Inc.                                              460,410  18,186,195             0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Health Care -- (Continued)
#*                Harvard Bioscience, Inc.                                            204,360 $   490,464             0.0%
#*                HealthEquity, Inc.                                                  193,446   8,805,662             0.1%
#                 HealthSouth Corp.                                                    39,621   1,858,225             0.0%
#*                HealthStream, Inc.                                                  299,450   8,321,715             0.1%
#*                Heska Corp.                                                          37,038   4,009,364             0.0%
#                 Hill-Rom Holdings, Inc.                                             369,960  27,983,774             0.2%
*                 HMS Holdings Corp.                                                  844,560  17,288,143             0.1%
#*                Horizon Pharma P.L.C.                                             1,774,074  27,285,258             0.2%
*                 Icad, Inc.                                                           12,751      71,278             0.0%
#*                ICU Medical, Inc.                                                   170,993  26,298,723             0.2%
#*                Ignyta, Inc.                                                         11,123      98,439             0.0%
#*                Immune Pharmaceuticals, Inc.                                          5,100      15,504             0.0%
#*                Impax Laboratories, Inc.                                            657,316   9,235,290             0.1%
*                 INC Research Holdings, Inc. Class A                                 328,388  14,777,460             0.1%
#*                Infinity Pharmaceuticals, Inc.                                       11,040      23,736             0.0%
*                 InfuSystem Holdings, Inc.                                            14,909      30,563             0.0%
*                 Innoviva, Inc.                                                       30,638     361,069             0.0%
*                 Inogen, Inc.                                                        201,007  16,661,470             0.1%
*                 Inovalon Holdings, Inc. Class A                                       2,445      29,951             0.0%
#*                Insys Therapeutics, Inc.                                            329,164   3,703,095             0.0%
#*                Integer Holdings Corp.                                              270,942   9,957,118             0.1%
#*                Integra LifeSciences Holdings Corp.                                 771,372  35,459,971             0.2%
#*                Intra-Cellular Therapies, Inc.                                       14,370     198,593             0.0%
#                 Invacare Corp.                                                      269,723   3,964,928             0.0%
#*                iRadimed Corp.                                                        1,100       9,460             0.0%
#*                IRIDEX Corp.                                                         50,265     573,021             0.0%
#*                Juniper Pharmaceuticals, Inc.                                        22,799     104,875             0.0%
#*                Juno Therapeutics, Inc.                                              49,537   1,235,453             0.0%
#*                K2M Group Holdings, Inc.                                              7,015     155,382             0.0%
*                 Karyopharm Therapeutics, Inc.                                        55,974     572,054             0.0%
                  Kewaunee Scientific Corp.                                            11,435     265,864             0.0%
*                 Kindred Biosciences, Inc.                                           305,449   2,122,871             0.0%
#                 Kindred Healthcare, Inc.                                            819,844   7,870,502             0.1%
#                 Landauer, Inc.                                                      119,212   6,270,551             0.0%
#*                Lannett Co., Inc.                                                   277,202   7,207,252             0.1%
#*                Lantheus Holdings, Inc.                                              93,638   1,217,294             0.0%
                  LeMaitre Vascular, Inc.                                             334,072   9,938,642             0.1%
*                 LHC Group, Inc.                                                     190,839  10,324,390             0.1%
#*                LifePoint Health, Inc.                                              400,486  24,890,205             0.2%
#*                Ligand Pharmaceuticals, Inc.                                        120,062  13,347,293             0.1%
#*                Lipocine, Inc.                                                       81,521     345,649             0.0%
#*                LivaNova P.L.C.                                                     188,969   9,958,666             0.1%
#                 Luminex Corp.                                                       468,480   8,821,478             0.1%
#*                MacroGenics, Inc.                                                    69,353   1,498,718             0.0%
*                 Magellan Health, Inc.                                               214,667  14,769,090             0.1%
*                 Masimo Corp.                                                        391,510  40,223,737             0.3%
#*                Medicines Co. (The)                                                 572,509  28,236,144             0.2%
#*                MediciNova, Inc.                                                     25,896     148,902             0.0%
#                 Meridian Bioscience, Inc.                                           516,802   7,648,670             0.1%
*                 Merit Medical Systems, Inc.                                         522,193  17,597,904             0.1%
*                 Micron Solutions, Inc.                                                6,674      26,296             0.0%
#*                MiMedx Group, Inc.                                                    3,062      38,857             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Health Care -- (Continued)
#*                Miragen Therapeutics, Inc.                                            3,454 $    44,591             0.0%
#*                Mirati Therapeutics, Inc.                                            32,169     146,369             0.0%
#*                Misonix, Inc.                                                        85,195     954,184             0.0%
#*                Molina Healthcare, Inc.                                             568,959  28,328,469             0.2%
#*                Momenta Pharmaceuticals, Inc.                                       301,493   4,326,425             0.0%
*                 MyoKardia, Inc.                                                      10,128     132,170             0.0%
#*                Myriad Genetics, Inc.                                               677,410  12,457,570             0.1%
                  National HealthCare Corp.                                            50,918   3,789,318             0.0%
#                 National Research Corp. Class A                                      91,786   2,276,293             0.0%
                  National Research Corp. Class B                                      14,736     621,564             0.0%
#*                Natus Medical, Inc.                                                 331,571  11,604,985             0.1%
*                 Neogen Corp.                                                        343,567  21,414,531             0.1%
#*                NeoGenomics, Inc.                                                   155,788   1,176,199             0.0%
#*                NewLink Genetics Corp.                                               22,396     418,581             0.0%
#*                Nobilis Health Corp.                                                  2,882       3,603             0.0%
#*                NuVasive, Inc.                                                      476,938  34,582,774             0.2%
*                 Nuvectra Corp.                                                      148,781   1,217,029             0.0%
#*                Omnicell, Inc.                                                      373,834  15,476,728             0.1%
#*                OraSure Technologies, Inc.                                        1,205,219  15,800,421             0.1%
#*                Orthofix International NV                                           224,028   8,860,307             0.1%
#*                Otonomy, Inc.                                                        83,154   1,110,106             0.0%
#                 Owens & Minor, Inc.                                                 665,392  23,055,833             0.2%
*                 PAREXEL International Corp.                                         247,777  15,815,606             0.1%
#                 PDL BioPharma, Inc.                                                 700,875   1,576,969             0.0%
#*                Pfenex, Inc.                                                          7,167      34,473             0.0%
#*                PharMerica Corp.                                                    267,515   6,313,354             0.0%
                  Phibro Animal Health Corp. Class A                                  148,264   4,410,854             0.0%
*                 Prestige Brands Holdings, Inc.                                      520,835  29,901,137             0.2%
#*                Progenics Pharmaceuticals, Inc.                                      18,383     145,593             0.0%
*                 ProPhase Labs, Inc.                                                  15,982      32,284             0.0%
*                 Proteostasis Therapeutics, Inc.                                       3,563      21,538             0.0%
*                 Providence Service Corp. (The)                                      149,402   6,573,688             0.0%
                  Psychemedics Corp.                                                   37,423     713,657             0.0%
#*                PTC Therapeutics, Inc.                                              314,429   3,820,312             0.0%
*                 Quality Systems, Inc.                                               639,805   9,123,619             0.1%
#*                Quidel Corp.                                                        274,440   6,633,215             0.0%
*                 Quorum Health Corp.                                                  62,510     266,918             0.0%
#*                RadNet, Inc.                                                        539,394   3,263,334             0.0%
#*                Recro Pharma, Inc.                                                   38,075     303,839             0.0%
#*                Repligen Corp.                                                      236,736   8,709,517             0.1%
#*                Retrophin, Inc.                                                     264,997   5,191,291             0.0%
#*                Rigel Pharmaceuticals, Inc.                                         347,171   1,038,041             0.0%
*                 RTI Surgical, Inc.                                                  479,512   1,942,024             0.0%
#*                Sangamo Therapeutics, Inc.                                           65,170     312,816             0.0%
*                 SciClone Pharmaceuticals, Inc.                                      538,274   5,194,344             0.0%
*                 SeaSpine Holdings Corp.                                              94,276     755,151             0.0%
#*                Select Medical Holdings Corp.                                     1,156,455  15,901,256             0.1%
*                 Seres Therapeutics, Inc.                                             17,888     175,839             0.0%
#                 Simulations Plus, Inc.                                              115,094   1,346,600             0.0%
*                 Sonoma Pharmaceuticals, Inc.                                          2,032      13,797             0.0%
*                 Sorrento Therapeutics, Inc.                                           4,995       9,740             0.0%
                  Span-America Medical Systems, Inc.                                   12,193     265,564             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                    SHARES      VALUE+     OF NET ASSETS**
                                                                                    ------- -------------- ---------------
Health Care -- (Continued)
#*                Spectrum Pharmaceuticals, Inc.                                    775,930 $    5,904,827             0.0%
#*                Stemline Therapeutics, Inc.                                         9,944         88,502             0.0%
#*                Sucampo Pharmaceuticals, Inc. Class A                             473,610      4,807,141             0.0%
#*                Supernus Pharmaceuticals, Inc.                                    440,767     14,369,004             0.1%
#*                Surgery Partners, Inc.                                              2,493         42,880             0.0%
*                 Surmodics, Inc.                                                   167,402      3,825,136             0.0%
#*                Syndax Pharmaceuticals, Inc.                                        3,134         29,742             0.0%
#*                Tenet Healthcare Corp.                                            561,901      8,804,989             0.1%
*                 Tetraphase Pharmaceuticals, Inc.                                  288,664      2,289,106             0.0%
*                 Titan Pharmaceuticals, Inc.                                         3,437         10,139             0.0%
#*                Tivity Health, Inc.                                               333,450     11,203,920             0.1%
#*                TransEnterix, Inc.                                                  5,765          3,747             0.0%
#*                Trevena, Inc.                                                     227,091        742,588             0.0%
#*                Triple-S Management Corp. Class B                                 181,910      3,292,571             0.0%
                  US Physical Therapy, Inc.                                         120,598      7,911,229             0.1%
                  Utah Medical Products, Inc.                                        21,846      1,367,560             0.0%
*                 Verastem, Inc.                                                     21,861         42,410             0.0%
*                 Versartis, Inc.                                                     5,506        101,310             0.0%
*                 Vical, Inc.                                                           739          1,759             0.0%
*                 Vital Therapies, Inc.                                               7,600         30,400             0.0%
#*                Voyager Therapeutics, Inc.                                         16,549        172,772             0.0%
#*                Wright Medical Group NV                                            84,578      2,570,325             0.0%
#*                Xencor, Inc.                                                       13,289        341,129             0.0%
*                 Zafgen, Inc.                                                       73,866        360,466             0.0%
#*                Zogenix, Inc.                                                     108,329      1,191,619             0.0%
                                                                                            -------------- ---------------
Total Health Care                                                                            1,279,996,326             8.1%
                                                                                            -------------- ---------------
Industrials -- (15.6%)
#                 AAON, Inc.                                                        503,101     18,438,652             0.1%
                  AAR Corp.                                                         250,082      9,000,451             0.1%
                  ABM Industries, Inc.                                              684,041     29,543,731             0.2%
#*                Acacia Research Corp.                                             224,313      1,222,506             0.0%
#*                ACCO Brands Corp.                                                 969,914     13,821,274             0.1%
                  Acme United Corp.                                                   9,425        273,325             0.0%
#                 Actuant Corp. Class A                                             562,632     15,359,854             0.1%
#                 Advanced Drainage Systems, Inc.                                   135,438      3,121,846             0.0%
#*                Advisory Board Co. (The)                                          355,855     18,184,190             0.1%
#*                Aegion Corp.                                                      253,185      5,777,682             0.0%
*                 AeroCentury Corp.                                                   2,989         29,442             0.0%
#*                Aerojet Rocketdyne Holdings, Inc.                                 685,099     15,353,069             0.1%
#*                Aerovironment, Inc.                                               315,749      9,020,949             0.1%
#                 Air Lease Corp.                                                   365,358     13,934,754             0.1%
*                 Air Transport Services Group, Inc.                                577,674     10,623,425             0.1%
#                 Aircastle, Ltd.                                                   470,451     11,112,053             0.1%
                  Alamo Group, Inc.                                                  64,595      5,106,881             0.0%
#                 Albany International Corp. Class A                                280,866     13,692,217             0.1%
#                 Allegiant Travel Co.                                              153,477     22,315,556             0.1%
                  Allied Motion Technologies, Inc.                                   90,876      2,057,433             0.0%
#*                Alpha PRO Tech, Ltd.                                               20,453         57,268             0.0%
                  Altra Industrial Motion Corp.                                     251,131     11,087,434             0.1%
                  AMERCO                                                             39,888     14,936,460             0.1%
*                 Ameresco, Inc. Class A                                            102,287        659,751             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Industrials -- (Continued)
#                 American Railcar Industries, Inc.                                   111,040 $ 4,658,128             0.0%
#*                American Superconductor Corp.                                         5,712      29,760             0.0%
*                 American Woodmark Corp.                                             165,427  15,202,741             0.1%
*                 AMREP Corp.                                                           8,340      50,123             0.0%
#                 Apogee Enterprises, Inc.                                            296,635  16,166,607             0.1%
                  Applied Industrial Technologies, Inc.                               395,126  25,288,064             0.2%
*                 ARC Document Solutions, Inc.                                        389,219   1,432,326             0.0%
                  ArcBest Corp.                                                       177,718   4,700,641             0.0%
#                 Argan, Inc.                                                         150,648  10,070,819             0.1%
#*                Armstrong Flooring, Inc.                                            249,595   4,789,728             0.0%
#*                Armstrong World Industries, Inc.                                    528,717  24,717,520             0.2%
#*                Arotech Corp.                                                       106,504     340,813             0.0%
*                 Art's-Way Manufacturing Co., Inc.                                       400       1,340             0.0%
                  Astec Industries, Inc.                                              236,840  15,003,814             0.1%
*                 Astronics Corp.                                                     184,854   6,009,604             0.0%
*                 Atlas Air Worldwide Holdings, Inc.                                  172,375   9,997,750             0.1%
*                 Avalon Holdings Corp. Class A                                        41,336      97,966             0.0%
#*                Avis Budget Group, Inc.                                             299,914   9,147,377             0.1%
#*                Axon Enterprise, Inc.                                               494,950  12,165,871             0.1%
                  AZZ, Inc.                                                           268,869  15,876,714             0.1%
#*                Babcock & Wilcox Enterprises, Inc.                                  190,031   1,780,590             0.0%
                  Barnes Group, Inc.                                                  554,456  30,478,446             0.2%
                  Barrett Business Services, Inc.                                      94,182   5,430,534             0.0%
*                 Beacon Roofing Supply, Inc.                                         682,180  33,815,663             0.2%
#                 BG Staffing, Inc.                                                       900      14,040             0.0%
#*                Blue Bird Corp.                                                      11,802     219,517             0.0%
*                 BlueLinx Holdings, Inc.                                              35,973     392,825             0.0%
*                 BMC Stock Holdings, Inc.                                            163,343   3,805,892             0.0%
                  Brady Corp. Class A                                                 446,650  17,397,017             0.1%
#                 Briggs & Stratton Corp.                                             311,837   7,792,807             0.1%
                  Brink's Co. (The)                                                   471,625  28,957,775             0.2%
#*                Broadwind Energy, Inc.                                                9,199      84,539             0.0%
*                 Builders FirstSource, Inc.                                        1,009,187  16,157,084             0.1%
                  BWX Technologies, Inc.                                               75,222   3,698,666             0.0%
*                 CAI International, Inc.                                             125,973   2,597,563             0.0%
*                 Casella Waste Systems, Inc. Class A                                 771,537  11,611,632             0.1%
*                 CBIZ, Inc.                                                          431,855   6,801,716             0.0%
*                 CDI Corp.                                                           152,878   1,245,956             0.0%
#                 CECO Environmental Corp.                                            160,818   1,815,635             0.0%
#                 Celadon Group, Inc.                                                 200,662     792,615             0.0%
#*                Cenveo, Inc.                                                          7,578      33,646             0.0%
#*                Chart Industries, Inc.                                              523,467  19,111,780             0.1%
                  Chicago Bridge & Iron Co. NV                                        131,304   3,949,624             0.0%
                  Chicago Rivet & Machine Co.                                           4,772     197,704             0.0%
#                 CIRCOR International, Inc.                                          183,901  12,268,036             0.1%
#*                Civeo Corp.                                                         121,947     364,622             0.0%
#*                Clean Harbors, Inc.                                                 560,850  32,590,993             0.2%
                  Columbus McKinnon Corp.                                             149,408   3,904,031             0.0%
                  Comfort Systems USA, Inc.                                           367,073  13,471,579             0.1%
#*                Commercial Vehicle Group, Inc.                                      340,032   3,022,884             0.0%
                  CompX International, Inc.                                             9,814     146,229             0.0%
*                 Continental Building Products, Inc.                                 393,373   9,578,633             0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Industrials -- (Continued)
*                 Continental Materials Corp.                                             397 $     8,754             0.0%
                  Copa Holdings SA Class A                                             96,652  11,252,226             0.1%
#                 Covanta Holding Corp.                                             1,313,006  19,104,237             0.1%
#*                Covenant Transportation Group, Inc. Class A                         151,488   2,837,370             0.0%
#*                CPI Aerostructures, Inc.                                             68,223     422,983             0.0%
                  CRA International, Inc.                                              59,223   2,246,921             0.0%
                  Crane Co.                                                           110,211   8,806,961             0.1%
*                 CSW Industrials, Inc.                                                13,595     481,263             0.0%
#                 Cubic Corp.                                                         263,158  13,657,900             0.1%
                  Curtiss-Wright Corp.                                                212,363  19,847,446             0.1%
#                 Deluxe Corp.                                                        377,100  27,117,261             0.2%
*                 DigitalGlobe, Inc.                                                  593,318  19,104,840             0.1%
                  DMC Global, Inc.                                                    124,356   1,902,647             0.0%
#                 Douglas Dynamics, Inc.                                              287,366   9,166,975             0.1%
*                 Ducommun, Inc.                                                       95,183   2,797,428             0.0%
*                 DXP Enterprises, Inc.                                               266,892   9,736,220             0.1%
#*                Dycom Industries, Inc.                                              329,337  34,797,747             0.2%
                  Eastern Co. (The)                                                    20,021     553,581             0.0%
#*                Echo Global Logistics, Inc.                                         305,884   5,735,325             0.0%
                  Ecology and Environment, Inc. Class A                                10,494     112,286             0.0%
                  EMCOR Group, Inc.                                                   527,088  34,650,765             0.2%
                  Encore Wire Corp.                                                   161,052   7,118,498             0.1%
#*                Energy Focus, Inc.                                                   15,223      47,039             0.0%
#*                Energy Recovery, Inc.                                                   834       7,039             0.0%
                  EnerSys                                                             433,616  36,037,826             0.2%
#*                Engility Holdings, Inc.                                             177,794   5,040,460             0.0%
                  Ennis, Inc.                                                         143,056   2,517,786             0.0%
                  EnPro Industries, Inc.                                              210,805  14,893,373             0.1%
#                 EnviroStar, Inc.                                                      7,443     176,027             0.0%
                  ESCO Technologies, Inc.                                             207,362  12,203,254             0.1%
                  Espey Manufacturing & Electronics Corp.                              13,081     304,395             0.0%
                  Essendant, Inc.                                                     310,034   5,177,568             0.0%
*                 Esterline Technologies Corp.                                        267,600  24,472,020             0.2%
#*                ExOne Co. (The)                                                       2,693      27,172             0.0%
#                 Exponent, Inc.                                                      245,962  15,040,576             0.1%
                  Federal Signal Corp.                                                706,459  11,027,825             0.1%
                  Forward Air Corp.                                                   307,118  16,329,464             0.1%
*                 Franklin Covey Co.                                                  139,624   2,967,010             0.0%
#                 Franklin Electric Co., Inc.                                         459,609  18,889,930             0.1%
#                 FreightCar America, Inc.                                            128,842   1,682,677             0.0%
*                 FTI Consulting, Inc.                                                415,082  14,357,686             0.1%
#*                Fuel Tech, Inc.                                                     115,756     106,264             0.0%
#                 GATX Corp.                                                          252,853  15,145,895             0.1%
*                 Gencor Industries, Inc.                                              26,117     433,542             0.0%
*                 Generac Holdings, Inc.                                              642,481  22,596,057             0.1%
#                 General Cable Corp.                                                 533,193   9,597,474             0.1%
*                 Gibraltar Industries, Inc.                                          252,541   9,912,234             0.1%
                  Global Brass & Copper Holdings, Inc.                                241,597   8,612,933             0.1%
#*                Goldfield Corp. (The)                                               548,650   2,990,142             0.0%
                  Gorman-Rupp Co. (The)                                               353,197  10,108,498             0.1%
*                 GP Strategies Corp.                                                 176,128   4,773,069             0.0%
                  Graham Corp.                                                         67,051   1,479,816             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Industrials -- (Continued)
#                 Granite Construction, Inc.                                          473,840 $24,976,106             0.2%
*                 Great Lakes Dredge & Dock Corp.                                     461,377   2,099,265             0.0%
#                 Greenbrier Cos., Inc. (The)                                         199,216   8,655,935             0.1%
#                 Griffon Corp.                                                       265,598   6,374,352             0.0%
#                 H&E Equipment Services, Inc.                                        363,968   7,687,004             0.1%
                  Hardinge, Inc.                                                       98,869   1,038,125             0.0%
*                 Harsco Corp.                                                        623,390   8,135,239             0.1%
#*                Hawaiian Holdings, Inc.                                             578,979  31,438,560             0.2%
*                 HC2 Holdings, Inc.                                                   21,964     128,270             0.0%
#                 Healthcare Services Group, Inc.                                     650,317  29,856,053             0.2%
#                 Heartland Express, Inc.                                             824,376  16,586,445             0.1%
                  HEICO Corp. Class A                                                  50,995   3,125,993             0.0%
                  Heidrick & Struggles International, Inc.                            164,412   3,534,858             0.0%
#*                Herc Holdings, Inc.                                                 170,019   7,730,764             0.1%
*                 Heritage-Crystal Clean, Inc.                                         16,470     247,874             0.0%
#                 Herman Miller, Inc.                                                 597,125  19,764,837             0.1%
#*                Hertz Global Holdings, Inc.                                          69,724   1,149,749             0.0%
#*                Hill International, Inc.                                            209,480     848,394             0.0%
#                 Hillenbrand, Inc.                                                   605,807  22,354,278             0.1%
#                 HNI Corp.                                                           420,650  19,669,594             0.1%
#                 Houston Wire & Cable Co.                                            125,528     784,550             0.0%
*                 Hub Group, Inc. Class A                                             354,019  13,859,844             0.1%
                  Hudson Global, Inc.                                                 123,326     173,273             0.0%
#*                Hudson Technologies, Inc.                                           745,714   5,294,569             0.0%
                  Hurco Cos., Inc.                                                     45,796   1,328,084             0.0%
*                 Huron Consulting Group, Inc.                                        227,554  10,126,153             0.1%
*                 Huttig Building Products, Inc.                                      126,110   1,109,768             0.0%
#                 Hyster-Yale Materials Handling, Inc.                                119,446   7,179,899             0.1%
*                 ICF International, Inc.                                             151,252   6,677,776             0.0%
*                 IES Holdings, Inc.                                                  231,734   4,634,680             0.0%
*                 InnerWorkings, Inc.                                                 916,571   9,706,487             0.1%
*                 Innovative Solutions & Support, Inc.                                 46,017     162,440             0.0%
                  Insperity, Inc.                                                     223,922  20,455,275             0.1%
#                 Insteel Industries, Inc.                                            355,178  12,363,746             0.1%
                  Interface, Inc.                                                     625,177  12,441,022             0.1%
#*                Intersections, Inc.                                                  93,658     458,924             0.0%
                  ITT, Inc.                                                           175,494   7,393,562             0.1%
#                 John Bean Technologies Corp.                                        286,712  25,417,019             0.2%
                  Kadant, Inc.                                                         37,365   2,322,235             0.0%
#                 Kaman Corp.                                                         271,704  13,044,509             0.1%
#                 KBR, Inc.                                                         1,604,995  22,550,180             0.1%
                  Kelly Services, Inc. Class A                                        243,007   5,423,916             0.0%
#                 Kelly Services, Inc. Class B                                            350       7,865             0.0%
                  Kennametal, Inc.                                                    850,849  35,378,301             0.2%
*                 Key Technology, Inc.                                                 20,756     270,658             0.0%
#*                KEYW Holding Corp. (The)                                             50,491     479,160             0.0%
                  Kforce, Inc.                                                        438,422   9,952,179             0.1%
                  Kimball International, Inc. Class B                                 608,345  10,810,291             0.1%
#*                Kirby Corp.                                                          62,231   4,393,509             0.0%
#*                KLX, Inc.                                                           508,372  24,045,996             0.2%
#                 Knight Transportation, Inc.                                         890,879  30,557,150             0.2%
                  Knoll, Inc.                                                         497,144  11,911,570             0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Industrials -- (Continued)
#                 Korn/Ferry International                                            525,954 $17,040,910             0.1%
#*                Kratos Defense & Security Solutions, Inc.                         1,472,568  11,220,968             0.1%
                  Landstar System, Inc.                                               351,682  30,051,227             0.2%
#*                Lawson Products, Inc.                                                75,464   1,716,806             0.0%
*                 Layne Christensen Co.                                               148,570   1,184,103             0.0%
                  LB Foster Co. Class A                                                98,398   1,397,252             0.0%
#                 Lindsay Corp.                                                        77,342   6,717,926             0.0%
#*                LMI Aerospace, Inc.                                                 111,964   1,552,941             0.0%
                  LS Starrett Co. (The) Class A                                        31,156     305,329             0.0%
                  LSC Communications, Inc.                                            113,047   2,924,526             0.0%
                  LSI Industries, Inc.                                                233,164   2,114,797             0.0%
*                 Lydall, Inc.                                                        127,715   6,692,266             0.0%
#*                Manitex International, Inc.                                           8,718      64,513             0.0%
#*                Manitowoc Co., Inc. (The)                                         1,699,909  10,148,457             0.1%
                  Marten Transport, Ltd.                                              222,264   5,512,147             0.0%
*                 Masonite International Corp.                                         21,946   1,825,907             0.0%
*                 MasTec, Inc.                                                        933,917  41,232,436             0.3%
*                 Mastech Digital, Inc.                                                 4,635      33,372             0.0%
#                 Matson, Inc.                                                        432,256  13,702,515             0.1%
                  Matthews International Corp. Class A                                337,426  23,130,552             0.2%
                  McGrath RentCorp                                                    179,375   6,244,044             0.0%
#*                Mercury Systems, Inc.                                               428,539  16,018,788             0.1%
#*                Meritor, Inc.                                                     1,236,637  22,024,505             0.1%
                  Miller Industries, Inc.                                              71,870   1,825,498             0.0%
#*                Mistras Group, Inc.                                                 254,478   5,725,755             0.0%
#                 Mobile Mini, Inc.                                                   394,853  11,332,281             0.1%
*                 Moog, Inc. Class A                                                  306,717  21,056,122             0.1%
*                 Moog, Inc. Class B                                                   10,012     695,834             0.0%
*                 MRC Global, Inc.                                                  1,271,578  23,180,867             0.2%
#                 MSA Safety, Inc.                                                    361,220  28,120,977             0.2%
                  Mueller Industries, Inc.                                            570,912  18,292,020             0.1%
                  Mueller Water Products, Inc. Class A                              1,965,741  22,114,586             0.1%
#                 Multi-Color Corp.                                                   161,030  12,367,104             0.1%
*                 MYR Group, Inc.                                                     167,398   7,074,239             0.0%
                  National Presto Industries, Inc.                                     29,043   3,030,637             0.0%
*                 Navigant Consulting, Inc.                                           395,362   9,476,827             0.1%
#*                Navistar International Corp.                                        216,423   5,823,943             0.0%
*                 NCI Building Systems, Inc.                                          326,713   5,717,477             0.0%
#*                Neff Corp. Class A                                                   68,190   1,200,144             0.0%
#*                Nexeo Solutions, Inc.                                                 5,752      52,401             0.0%
*                 NL Industries, Inc.                                                 183,123   1,483,296             0.0%
#                 NN, Inc.                                                            249,945   6,898,482             0.0%
#*                Northwest Pipe Co.                                                  127,908   1,791,991             0.0%
*                 NOW, Inc.                                                         1,069,027  18,184,149             0.1%
#*                NV5 Global, Inc.                                                     65,348   2,528,968             0.0%
#*                Ocean Power Technologies, Inc.                                       21,107      30,183             0.0%
#                 Omega Flex, Inc.                                                     30,496   1,712,960             0.0%
*                 On Assignment, Inc.                                                 541,014  28,008,295             0.2%
#*                Orion Energy Systems, Inc.                                          116,432     173,484             0.0%
#*                Orion Group Holdings, Inc.                                          165,752   1,251,428             0.0%
*                 PAM Transportation Services, Inc.                                    27,668     519,328             0.0%
#                 Park-Ohio Holdings Corp.                                             97,103   3,821,003             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Industrials -- (Continued)
#*                Patrick Industries, Inc.                                          146,233 $10,389,855             0.1%
#*                Patriot Transportation Holding, Inc.                               12,982     269,896             0.0%
*                 Pendrell Corp.                                                     19,014     116,746             0.0%
*                 Performant Financial Corp.                                        273,626     623,867             0.0%
*                 Perma-Pipe International Holdings, Inc.                            39,691     319,513             0.0%
#*                PGT Innovations, Inc.                                             839,972   9,155,695             0.1%
#                 Pitney Bowes, Inc.                                                689,462   9,162,950             0.1%
*                 Ply Gem Holdings, Inc.                                            294,388   5,666,969             0.0%
                  Powell Industries, Inc.                                            81,420   2,808,176             0.0%
#*                Power Solutions International, Inc.                                 3,235      27,498             0.0%
                  Preformed Line Products Co.                                        22,609   1,196,694             0.0%
                  Primoris Services Corp.                                           484,329  11,125,037             0.1%
#*                Proto Labs, Inc.                                                  203,189  11,784,962             0.1%
#                 Quad/Graphics, Inc.                                               176,129   4,625,148             0.0%
#                 Quanex Building Products Corp.                                    340,609   6,948,424             0.0%
*                 Radiant Logistics, Inc.                                           179,998   1,079,988             0.0%
                  Raven Industries, Inc.                                            351,316  10,890,796             0.1%
#*                RBC Bearings, Inc.                                                243,957  24,468,887             0.2%
*                 RCM Technologies, Inc.                                            144,218     686,478             0.0%
#                 Regal Beloit Corp.                                                301,156  23,746,151             0.2%
#                 Resources Connection, Inc.                                        346,884   4,821,688             0.0%
#*                Revolution Lighting Technologies, Inc.                              1,600      14,160             0.0%
#*                Rexnord Corp.                                                     984,022  24,010,137             0.2%
*                 Roadrunner Transportation Systems, Inc.                           237,022   1,592,788             0.0%
*                 root9B Holdings, Inc.                                               1,610       6,553             0.0%
*                 RPX Corp.                                                         400,635   5,144,153             0.0%
#                 RR Donnelley & Sons Co.                                           116,584   1,465,461             0.0%
*                 Rush Enterprises, Inc. Class A                                    198,731   7,502,095             0.1%
*                 Rush Enterprises, Inc. Class B                                     37,300   1,292,072             0.0%
*                 Saia, Inc.                                                        218,979  10,543,839             0.1%
                  Servotronics, Inc.                                                  1,500      15,375             0.0%
*                 SIFCO Industries, Inc.                                             18,366     148,765             0.0%
#                 Simpson Manufacturing Co., Inc.                                   480,682  20,049,246             0.1%
#*                Sino-Global Shipping America, Ltd.                                 60,808     197,018             0.0%
#                 SkyWest, Inc.                                                     262,518   9,765,670             0.1%
*                 SP Plus Corp.                                                     148,897   5,129,502             0.0%
*                 Sparton Corp.                                                      61,846   1,377,310             0.0%
*                 Spirit Airlines, Inc.                                             235,960  13,513,429             0.1%
*                 SPX Corp.                                                         192,908   4,641,366             0.0%
*                 SPX FLOW, Inc.                                                    318,898  11,524,974             0.1%
                  Standex International Corp.                                       129,608  12,176,672             0.1%
                  Steelcase, Inc. Class A                                           865,608  14,758,616             0.1%
*                 Sterling Construction Co., Inc.                                   271,764   2,584,476             0.0%
#                 Sun Hydraulics Corp.                                              246,801   9,585,751             0.1%
#                 Supreme Industries, Inc. Class A                                  258,103   5,172,384             0.0%
#*                Swift Transportation Co.                                          826,621  20,318,344             0.1%
*                 Taylor Devices, Inc.                                                  769      10,497             0.0%
#*                Team, Inc.                                                        260,502   7,007,504             0.0%
#*                Tel-Instrument Electronics Corp.                                    8,400      37,380             0.0%
                  Tennant Co.                                                       171,763  12,581,640             0.1%
                  Terex Corp.                                                       963,845  33,715,298             0.2%
                  Tetra Tech, Inc.                                                  661,766  29,084,616             0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
Industrials -- (Continued)
                  Textainer Group Holdings, Ltd.                                      234,453 $    3,505,072             0.0%
#*                Thermon Group Holdings, Inc.                                        320,911      6,578,675             0.0%
#                 Timken Co. (The)                                                    810,462     39,104,791             0.3%
#                 Titan International, Inc.                                           597,848      6,402,952             0.0%
*                 Titan Machinery, Inc.                                               140,496      2,226,862             0.0%
*                 Transcat, Inc.                                                        5,600         68,320             0.0%
*                 TRC Cos., Inc.                                                      347,120      6,074,600             0.0%
#*                Trex Co., Inc.                                                      298,796     21,868,879             0.1%
*                 TriMas Corp.                                                        378,501      8,686,598             0.1%
*                 TriNet Group, Inc.                                                  283,810      8,344,014             0.1%
*                 Triton International, Ltd.                                          237,720      7,276,609             0.1%
#                 Triumph Group, Inc.                                                 432,340     11,327,308             0.1%
*                 TrueBlue, Inc.                                                      418,506     11,446,139             0.1%
#*                Tutor Perini Corp.                                                  349,533     10,783,093             0.1%
#*                Twin Disc, Inc.                                                      80,214      1,572,194             0.0%
*                 Ultralife Corp.                                                      74,043        407,237             0.0%
                  UniFirst Corp.                                                      178,191     24,804,187             0.2%
#*                Univar, Inc.                                                         27,238        813,054             0.0%
                  Universal Forest Products, Inc.                                     178,204     16,981,059             0.1%
#                 Universal Logistics Holdings, Inc.                                   77,950      1,087,402             0.0%
#                 US Ecology, Inc.                                                    210,362      9,918,568             0.1%
#*                USA Truck, Inc.                                                      74,924        502,740             0.0%
                  Valmont Industries, Inc.                                            238,545     36,342,331             0.2%
*                 Vectrus, Inc.                                                        72,853      1,853,380             0.0%
*                 Veritiv Corp.                                                        15,668        809,252             0.0%
*                 Versar, Inc.                                                         61,480         83,613             0.0%
                  Viad Corp.                                                          148,070      6,692,764             0.0%
#*                Vicor Corp.                                                         106,964      1,925,352             0.0%
*                 Virco Manufacturing Corp.                                            30,131        137,096             0.0%
*                 Volt Information Sciences, Inc.                                     133,038        858,095             0.0%
#                 VSE Corp.                                                            42,134      1,797,015             0.0%
#                 Wabash National Corp.                                               751,453     17,118,099             0.1%
                  Watsco, Inc. Class B                                                 10,590      1,470,263             0.0%
                  Watts Water Technologies, Inc. Class A                              266,342     16,566,472             0.1%
#*                Welbilt, Inc.                                                     1,624,235     33,296,817             0.2%
#                 Werner Enterprises, Inc.                                            860,051     23,479,392             0.2%
#*                Wesco Aircraft Holdings, Inc.                                       733,493      8,911,940             0.1%
*                 WESCO International, Inc.                                           381,167     23,232,129             0.2%
                  West Corp.                                                          665,625     17,765,531             0.1%
*                 Willdan Group, Inc.                                                 180,065      5,108,444             0.0%
#*                Willis Lease Finance Corp.                                           26,350        598,409             0.0%
                  Woodward, Inc.                                                      105,919      7,167,539             0.1%
*                 WSI Industries, Inc.                                                  1,900          6,270             0.0%
*                 Xerium Technologies, Inc.                                            66,353        471,770             0.0%
#*                YRC Worldwide, Inc.                                                 602,936      6,427,298             0.0%
                                                                                              -------------- ---------------
Total Industrials                                                                              3,001,667,851            19.1%
                                                                                              -------------- ---------------
Information Technology -- (12.2%)
#*                ACI Worldwide, Inc.                                               1,127,822     24,236,895             0.2%
#*                Actua Corp.                                                         487,648      6,827,072             0.0%
#*                Acxiom Corp.                                                        789,802     22,825,278             0.2%
*                 ADDvantage Technologies Group, Inc.                                   6,085         10,892             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Information Technology -- (Continued)
                  ADTRAN, Inc.                                                        608,120 $12,162,400             0.1%
#*                Advanced Energy Industries, Inc.                                    423,913  31,284,779             0.2%
*                 Agilysys, Inc.                                                      227,156   2,248,844             0.0%
*                 Alpha & Omega Semiconductor, Ltd.                                   208,894   3,457,196             0.0%
#*                Ambarella, Inc.                                                      48,399   2,720,992             0.0%
                  American Software, Inc. Class A                                     252,774   2,772,931             0.0%
*                 Amkor Technology, Inc.                                            2,246,989  26,469,530             0.2%
*                 Amtech Systems, Inc.                                                 70,847     498,763             0.0%
#*                Angie's List, Inc.                                                  186,157   1,094,603             0.0%
*                 Anixter International, Inc.                                         289,447  23,604,403             0.2%
#*                Applied Optoelectronics, Inc.                                        63,207   3,121,794             0.0%
*                 ARI Network Services, Inc.                                            2,309      12,099             0.0%
*                 Aspen Technology, Inc.                                              279,491  17,185,902             0.1%
                  AstroNova, Inc.                                                      30,318     451,738             0.0%
*                 Asure Software, Inc.                                                 22,151     228,820             0.0%
*                 Autobytel, Inc.                                                      58,232     763,422             0.0%
*                 Aviat Networks, Inc.                                                 18,467     308,214             0.0%
#*                Avid Technology, Inc.                                               681,362   3,819,034             0.0%
                  AVX Corp.                                                           317,157   5,363,125             0.0%
*                 Aware, Inc.                                                         122,298     587,030             0.0%
*                 Axcelis Technologies, Inc.                                          371,451   7,150,432             0.1%
*                 AXT, Inc.                                                           345,146   2,329,736             0.0%
#                 Badger Meter, Inc.                                                  279,477  11,109,211             0.1%
#*                Bankrate, Inc.                                                      434,062   4,601,057             0.0%
#*                Barracuda Networks, Inc.                                            534,801  10,872,504             0.1%
*                 Bazaarvoice, Inc.                                                   572,586   2,691,154             0.0%
                  Bel Fuse, Inc. Class A                                                8,954     189,332             0.0%
                  Bel Fuse, Inc. Class B                                              102,398   2,478,032             0.0%
#                 Belden, Inc.                                                        500,667  34,896,490             0.2%
*                 Benchmark Electronics, Inc.                                         238,496   7,560,323             0.1%
#                 Black Box Corp.                                                     276,104   2,733,430             0.0%
#                 Blackbaud, Inc.                                                     385,433  30,992,668             0.2%
#*                Blackhawk Network Holdings, Inc.                                    575,742  23,288,764             0.2%
*                 Blucora, Inc.                                                       304,434   5,616,807             0.0%
*                 Bottomline Technologies de, Inc.                                    221,662   5,164,725             0.0%
#*                BroadSoft, Inc.                                                       8,278     317,875             0.0%
#*                BroadVision, Inc.                                                    18,154      76,247             0.0%
                  Brooks Automation, Inc.                                             513,994  12,983,488             0.1%
*                 BSQUARE Corp.                                                       120,995     635,224             0.0%
                  Cabot Microelectronics Corp.                                        244,191  19,132,365             0.1%
#*                CACI International, Inc. Class A                                    192,154  22,674,172             0.2%
#*                CalAmp Corp.                                                        673,928  12,090,268             0.1%
*                 Calix, Inc.                                                         452,092   3,029,016             0.0%
*                 Carbonite, Inc.                                                     419,676   9,065,002             0.1%
#*                Cardtronics P.L.C. Class A                                          432,340  17,976,697             0.1%
                  Cass Information Systems, Inc.                                       87,350   5,806,155             0.0%
*                 Ceva, Inc.                                                          166,167   5,982,012             0.0%
#*                Ciena Corp.                                                       1,241,868  28,451,196             0.2%
#*                Cimpress NV                                                         306,752  25,178,204             0.2%
#*                Cirrus Logic, Inc.                                                  662,556  42,635,479             0.3%
*                 Clearfield, Inc.                                                     90,850   1,285,528             0.0%
#*                Coherent, Inc.                                                      276,406  59,593,134             0.4%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Information Technology -- (Continued)
                  Cohu, Inc.                                                          200,433 $ 3,754,110             0.0%
#*                CommerceHub, Inc. Series A                                           63,459   1,015,344             0.0%
                  Communications Systems, Inc.                                         32,263     139,054             0.0%
                  Computer Task Group, Inc.                                           158,531     940,089             0.0%
#*                comScore, Inc.                                                          740      19,018             0.0%
#                 Comtech Telecommunications Corp.                                    144,497   2,024,403             0.0%
#                 Concurrent Computer Corp.                                            48,574     240,441             0.0%
*                 Conduent, Inc.                                                      727,075  11,858,593             0.1%
*                 Control4 Corp.                                                      134,947   2,280,604             0.0%
                  Convergys Corp.                                                     545,084  12,269,841             0.1%
*                 CoreLogic, Inc.                                                     342,293  14,629,603             0.1%
#*                Covisint Corp.                                                      175,089     350,178             0.0%
#                 CPI Card Group, Inc.                                                 31,589     113,720             0.0%
#*                Cray, Inc.                                                          379,835   6,799,047             0.0%
#*                Cree, Inc.                                                          864,758  18,920,905             0.1%
                  CSG Systems International, Inc.                                     311,360  11,679,114             0.1%
                  CSP, Inc.                                                            11,984     130,745             0.0%
                  CTS Corp.                                                           199,682   4,412,972             0.0%
#*                CUI Global, Inc.                                                     13,823      60,959             0.0%
#*                CVD Equipment Corp.                                                   8,212      88,607             0.0%
#*                CyberOptics Corp.                                                   149,213   3,230,461             0.0%
#                 Daktronics, Inc.                                                    539,492   5,103,594             0.0%
#*                DASAN Zhone Solutions, Inc.                                           3,655      21,016             0.0%
*                 Data I/O Corp.                                                        7,300      35,040             0.0%
*                 Datawatch Corp.                                                      12,178     110,211             0.0%
*                 Determine, Inc.                                                      10,332      36,885             0.0%
*                 DHI Group, Inc.                                                     691,165   2,660,985             0.0%
#                 Diebold Nixdorf, Inc.                                               493,640  13,920,648             0.1%
*                 Digi International, Inc.                                            127,507   1,581,087             0.0%
#*                Digital Ally, Inc.                                                    5,100      21,420             0.0%
*                 Diodes, Inc.                                                        430,116  10,060,413             0.1%
*                 DSP Group, Inc.                                                     153,412   1,909,979             0.0%
*                 Eastman Kodak Co.                                                    99,320   1,092,520             0.0%
#                 Ebix, Inc.                                                          166,210  10,255,157             0.1%
*                 Edgewater Technology, Inc.                                           45,468     330,552             0.0%
#*                Electro Scientific Industries, Inc.                                 325,768   2,273,861             0.0%
#*                Electronics for Imaging, Inc.                                       556,976  25,498,361             0.2%
#*                Ellie Mae, Inc.                                                      75,296   7,662,121             0.1%
#*                eMagin Corp.                                                         63,552     146,170             0.0%
                  Emcore Corp.                                                        190,933   1,718,397             0.0%
#*                EnerNOC, Inc.                                                       302,792   1,710,775             0.0%
*                 Entegris, Inc.                                                    1,400,987  34,744,478             0.2%
#*                Envestnet, Inc.                                                     111,519   3,880,861             0.0%
*                 EPAM Systems, Inc.                                                   39,143   3,014,011             0.0%
*                 ePlus, Inc.                                                          51,094   3,640,448             0.0%
*                 Euronet Worldwide, Inc.                                              43,010   3,553,486             0.0%
#*                Everi Holdings, Inc.                                                746,383   4,739,532             0.0%
                  Evolving Systems, Inc.                                                9,500      47,500             0.0%
*                 Exa Corp.                                                             1,616      22,236             0.0%
*                 Exar Corp.                                                          675,269   8,785,250             0.1%
*                 ExlService Holdings, Inc.                                           330,047  15,746,542             0.1%
#*                Extreme Networks, Inc.                                              890,846   6,961,961             0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Information Technology -- (Continued)
#*                Fabrinet                                                            414,903 $14,384,687             0.1%
                  Fair Isaac Corp.                                                    229,249  31,058,655             0.2%
#*                FARO Technologies, Inc.                                             155,286   5,691,232             0.0%
#*                Finisar Corp.                                                     1,113,023  25,421,445             0.2%
#*                First Solar, Inc.                                                   263,022   7,772,300             0.1%
#*                Fitbit, Inc. Class A                                                141,307     808,276             0.0%
*                 FormFactor, Inc.                                                    848,055   9,413,410             0.1%
                  Forrester Research, Inc.                                            174,851   7,090,208             0.1%
*                 Frequency Electronics, Inc.                                          47,309     496,745             0.0%
                  GlobalSCAPE, Inc.                                                    47,854     193,809             0.0%
#*                Globant SA                                                           19,862     752,571             0.0%
#*                Glu Mobile, Inc.                                                     79,505     183,657             0.0%
#*                GrubHub, Inc.                                                       358,274  15,398,617             0.1%
*                 GSE Systems, Inc.                                                    72,970     248,098             0.0%
#*                GSI Technology, Inc.                                                117,782     945,789             0.0%
#*                GTT Communications, Inc.                                            464,700  12,779,250             0.1%
                  Hackett Group, Inc. (The)                                           502,918   9,972,864             0.1%
#*                Harmonic, Inc.                                                    1,170,265   6,787,537             0.0%
#*                ID Systems, Inc.                                                     38,571     253,411             0.0%
*                 Identiv, Inc.                                                         1,703       9,775             0.0%
*                 IEC Electronics Corp.                                                24,655      95,168             0.0%
*                 II-VI, Inc.                                                         512,506  16,989,574             0.1%
*                 Image Sensing Systems, Inc.                                          27,942      81,032             0.0%
#*                Immersion Corp.                                                     125,322   1,099,074             0.0%
#*                Infinera Corp.                                                    1,187,000  11,775,040             0.1%
#*                Information Services Group, Inc.                                     11,583      36,486             0.0%
*                 Innodata, Inc.                                                       94,865     199,217             0.0%
#*                Inphi Corp.                                                           9,700     401,774             0.0%
#*                Inseego Corp.                                                       151,129     323,416             0.0%
*                 Insight Enterprises, Inc.                                           276,301  11,632,272             0.1%
#*                Integrated Device Technology, Inc.                                1,356,144  32,533,895             0.2%
*                 Intelligent Systems Corp.                                            32,937     139,324             0.0%
#                 InterDigital, Inc.                                                  340,815  30,639,268             0.2%
#*                Internap Corp.                                                      663,551   2,057,008             0.0%
*                 inTEST Corp.                                                         59,777     415,450             0.0%
*                 Intevac, Inc.                                                       146,549   1,868,500             0.0%
*                 IntriCon Corp.                                                       23,513     209,266             0.0%
*                 Inuvo, Inc.                                                         124,743     154,681             0.0%
#*                InvenSense, Inc.                                                     17,772     228,548             0.0%
#*                iPass, Inc.                                                         456,004     565,445             0.0%
*                 Iteris, Inc.                                                         24,274     128,409             0.0%
#*                Itron, Inc.                                                         390,771  25,341,499             0.2%
                  IXYS Corp.                                                          250,650   3,496,568             0.0%
#                 j2 Global, Inc.                                                     240,271  21,682,055             0.1%
*                 Kemet Corp.                                                         879,750   9,861,997             0.1%
*                 Key Tronic Corp.                                                     55,537     437,076             0.0%
*                 Kimball Electronics, Inc.                                           177,818   3,067,361             0.0%
#*                Knowles Corp.                                                       301,250   5,341,163             0.0%
#*                Kopin Corp.                                                         617,893   2,521,003             0.0%
*                 Kulicke & Soffa Industries, Inc.                                    539,289  12,036,930             0.1%
*                 KVH Industries, Inc.                                                125,240   1,001,920             0.0%
*                 Lantronix, Inc.                                                      10,600      29,680             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Information Technology -- (Continued)
#*                Lattice Semiconductor Corp.                                       1,168,926 $ 8,018,832             0.1%
*                 Leaf Group, Ltd.                                                    226,062   1,887,618             0.0%
*                 LGL Group, Inc. (The)                                                 7,103      33,952             0.0%
*                 Lightpath Technologies, Inc. Class A                                  1,850       4,995             0.0%
*                 Limelight Networks, Inc.                                            946,483   2,971,957             0.0%
*                 Liquidity Services, Inc.                                            143,149   1,116,562             0.0%
#                 Littelfuse, Inc.                                                    211,405  32,588,081             0.2%
#*                Lumentum Holdings, Inc.                                             431,692  18,454,833             0.1%
#*                Luxoft Holding, Inc.                                                 17,207   1,060,812             0.0%
#*                MACOM Technology Solutions Holdings, Inc.                           100,686   4,921,532             0.0%
#*                MagnaChip Semiconductor Corp.                                       121,597   1,033,575             0.0%
                  ManTech International Corp. Class A                                 214,087   7,600,088             0.1%
#*                Marchex, Inc. Class B                                               222,132     601,978             0.0%
#*                Marin Software, Inc.                                                  7,200      12,240             0.0%
#                 MAXIMUS, Inc.                                                        94,126   5,740,745             0.0%
#*                MaxLinear, Inc.                                                     328,724   9,148,389             0.1%
*                 Maxwell Technologies, Inc.                                          200,419   1,222,556             0.0%
#*                Meet Group, Inc.(The)                                             1,151,132   6,860,747             0.1%
#                 Mesa Laboratories, Inc.                                              36,690   5,129,996             0.0%
#                 Methode Electronics, Inc.                                           376,237  16,761,358             0.1%
*                 Microsemi Corp.                                                      39,375   1,848,263             0.0%
*                 MicroStrategy, Inc. Class A                                          92,446  17,580,456             0.1%
                  MKS Instruments, Inc.                                               528,185  41,330,476             0.3%
#                 MOCON, Inc.                                                          23,794     710,251             0.0%
#*                ModusLink Global Solutions, Inc.                                    341,067     576,403             0.0%
#*                MoneyGram International, Inc.                                       190,557   3,393,820             0.0%
#                 Monolithic Power Systems, Inc.                                       78,895   7,218,892             0.1%
#                 Monotype Imaging Holdings, Inc.                                     373,620   7,603,167             0.1%
*                 MRV Communications, Inc.                                             36,930     350,835             0.0%
#                 MTS Systems Corp.                                                   142,904   6,637,891             0.0%
*                 Nanometrics, Inc.                                                   338,508  10,681,620             0.1%
*                 Napco Security Technologies, Inc.                                   190,387   2,018,102             0.0%
*                 NCI, Inc. Class A                                                    65,115     966,958             0.0%
#*                NCR Corp.                                                            13,679     564,259             0.0%
#*                NeoPhotonics Corp.                                                  683,595   5,304,697             0.0%
#*                NETGEAR, Inc.                                                       414,786  19,557,160             0.1%
#*                Netscout Systems, Inc.                                              351,552  13,235,933             0.1%
*                 NetSol Technologies, Inc.                                             3,101      14,730             0.0%
#                 NIC, Inc.                                                           621,391  13,266,698             0.1%
*                 Novanta, Inc.                                                       159,114   4,463,148             0.0%
#*                Numerex Corp. Class A                                                57,539     258,926             0.0%
#                 NVE Corp.                                                            21,233   1,728,579             0.0%
#*                Oclaro, Inc.                                                        775,499   6,211,747             0.0%
#*                Onvia, Inc.                                                           2,306      10,723             0.0%
*                 Optical Cable Corp.                                                  26,264      78,792             0.0%
#*                OSI Systems, Inc.                                                   219,646  17,000,600             0.1%
*                 PAR Technology Corp.                                                 67,050     573,278             0.0%
#                 Park Electrochemical Corp.                                          200,991   3,481,164             0.0%
#*                Paycom Software, Inc.                                               557,662  33,599,135             0.2%
                  PC Connection, Inc.                                                  54,591   1,568,945             0.0%
                  PC-Tel, Inc.                                                         58,100     449,694             0.0%
#*                PCM, Inc.                                                           125,475   3,161,970             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Information Technology -- (Continued)
#*                PDF Solutions, Inc.                                                 388,687 $ 7,392,827             0.1%
#                 Pegasystems, Inc.                                                   680,291  30,987,255             0.2%
*                 Perceptron, Inc.                                                     95,849     812,800             0.0%
*                 Perficient, Inc.                                                    340,349   5,928,880             0.0%
#*                PFSweb, Inc.                                                        185,014   1,354,302             0.0%
*                 Photronics, Inc.                                                    459,685   5,286,378             0.0%
#*                Planet Payment, Inc.                                                429,806   1,792,291             0.0%
                  Plantronics, Inc.                                                   325,684  17,782,346             0.1%
#*                Plexus Corp.                                                        336,745  17,507,373             0.1%
                  Power Integrations, Inc.                                            278,874  18,391,740             0.1%
*                 PRGX Global, Inc.                                                   153,197   1,003,440             0.0%
#*                Professional Diversity Network, Inc.                                  9,253      77,263             0.0%
                  Progress Software Corp.                                             506,828  15,062,928             0.1%
                  QAD, Inc. Class A                                                   123,896   3,741,659             0.0%
                  QAD, Inc. Class B                                                    15,510     398,762             0.0%
#*                Qualstar Corp.                                                        4,300      30,487             0.0%
*                 Qualys, Inc.                                                        224,448   8,618,803             0.1%
*                 QuinStreet, Inc.                                                    219,248     982,231             0.0%
#*                Qumu Corp.                                                           38,807     104,391             0.0%
#*                Radisys Corp.                                                       344,602   1,381,854             0.0%
#*                Rambus, Inc.                                                      1,081,969  13,546,252             0.1%
#*                RealNetworks, Inc.                                                  293,999   1,343,575             0.0%
*                 RealPage, Inc.                                                       56,079   2,077,727             0.0%
#                 Reis, Inc.                                                           96,808   1,819,990             0.0%
#                 Relm Wireless Corp.                                                  30,643     154,747             0.0%
*                 RetailMeNot, Inc.                                                   151,639   1,759,012             0.0%
#                 RF Industries, Ltd.                                                  35,415      56,664             0.0%
                  Richardson Electronics, Ltd.                                         62,002     370,772             0.0%
*                 Rightside Group, Ltd.                                                23,584     236,783             0.0%
#*                Rocket Fuel, Inc.                                                     5,395      27,110             0.0%
*                 Rogers Corp.                                                        186,708  19,219,722             0.1%
#*                Rosetta Stone, Inc.                                                 114,402   1,287,023             0.0%
#*                Rubicon Project, Inc. (The)                                          39,893     227,789             0.0%
*                 Rudolph Technologies, Inc.                                          340,307   8,337,521             0.1%
*                 Sanmina Corp.                                                       666,584  24,830,254             0.2%
#                 Sapiens International Corp. NV                                        3,067      36,375             0.0%
*                 ScanSource, Inc.                                                    225,832   8,920,364             0.1%
#                 Science Applications International Corp.                            407,562  29,747,950             0.2%
#*                Seachange International, Inc.                                       342,741     863,707             0.0%
*                 Semtech Corp.                                                       664,889  22,705,959             0.2%
#*                ServiceSource International, Inc.                                   187,405     704,643             0.0%
#*                Sevcon, Inc.                                                          7,783     107,405             0.0%
*                 ShoreTel, Inc.                                                      810,613   5,309,515             0.0%
#*                Shutterstock, Inc.                                                   48,022   2,075,991             0.0%
*                 Sigma Designs, Inc.                                                 414,037   2,567,029             0.0%
*                 Sigmatron International, Inc.                                         2,200      11,924             0.0%
#*                Silicon Laboratories, Inc.                                          421,780  30,009,647             0.2%
#*                Silver Spring Networks, Inc.                                        231,785   2,644,667             0.0%
*                 SMTC Corp.                                                           18,570      24,048             0.0%
*                 SolarEdge Technologies, Inc.                                         18,705     302,086             0.0%
#*                Sonic Foundry, Inc.                                                   9,010      44,780             0.0%
*                 Sonus Networks, Inc.                                                507,210   3,895,373             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Information Technology -- (Continued)
#*                Stamps.com, Inc.                                                     90,146 $ 9,568,998             0.1%
*                 StarTek, Inc.                                                        95,108     863,581             0.0%
#*                SunPower Corp.                                                      368,323   2,556,162             0.0%
#*                Super Micro Computer, Inc.                                          468,655  11,435,182             0.1%
*                 Support.com, Inc.                                                     4,802      10,420             0.0%
*                 Sykes Enterprises, Inc.                                             427,702  12,749,797             0.1%
*                 Synacor, Inc.                                                        14,700      52,185             0.0%
#*                Synaptics, Inc.                                                     366,561  20,076,546             0.1%
#*                Synchronoss Technologies, Inc.                                      475,723   7,611,568             0.1%
                  SYNNEX Corp.                                                         69,297   7,513,874             0.1%
#                 Syntel, Inc.                                                        210,280   3,703,031             0.0%
                  Systemax, Inc.                                                      135,589   1,795,198             0.0%
#*                Tangoe, Inc.                                                         33,353     214,126             0.0%
#*                Tech Data Corp.                                                     349,603  33,439,527             0.2%
#*                TechTarget, Inc.                                                    140,304   1,297,812             0.0%
*                 Telenav, Inc.                                                       317,169   2,759,370             0.0%
#                 TeleTech Holdings, Inc.                                             433,667  13,552,094             0.1%
                  Tessco Technologies, Inc.                                            46,989     657,846             0.0%
                  TiVo Corp.                                                        1,360,324  26,866,399             0.2%
                  TransAct Technologies, Inc.                                          44,457     388,999             0.0%
                  Travelport Worldwide, Ltd.                                        1,020,802  13,443,962             0.1%
#*                Travelzoo, Inc.                                                      84,534     777,713             0.0%
*                 Tremor Video, Inc.                                                   20,770      46,525             0.0%
*                 Trio-Tech International                                               3,256      13,415             0.0%
#*                TTM Technologies, Inc.                                              904,281  15,128,621             0.1%
#*                Ubiquiti Networks, Inc.                                             344,643  17,756,007             0.1%
*                 Ultra Clean Holdings, Inc.                                          416,917   8,021,483             0.1%
*                 Ultratech, Inc.                                                     301,104   9,189,694             0.1%
#*                Unisys Corp.                                                        343,186   3,878,002             0.0%
#                 Universal Display Corp.                                              21,815   1,949,170             0.0%
*                 Universal Security Instruments, Inc.                                  1,595       4,705             0.0%
*                 USA Technologies, Inc.                                               16,830      82,467             0.0%
#*                VASCO Data Security International, Inc.                             187,576   2,532,276             0.0%
#*                Veeco Instruments, Inc.                                             627,892  20,720,436             0.1%
#*                VeriFone Systems, Inc.                                              915,158  16,967,029             0.1%
*                 Verint Systems, Inc.                                                415,807  16,341,215             0.1%
                  Versum Materials, Inc.                                              278,072   8,903,865             0.1%
#*                ViaSat, Inc.                                                        298,046  19,083,885             0.1%
#*                Viavi Solutions, Inc.                                             1,929,164  19,291,640             0.1%
#*                Virtusa Corp.                                                       338,782  10,495,466             0.1%
#                 Vishay Intertechnology, Inc.                                      1,008,187  16,483,857             0.1%
#*                Vishay Precision Group, Inc.                                         88,723   1,526,036             0.0%
#                 Wayside Technology Group, Inc.                                       14,899     313,624             0.0%
*                 Web.com Group, Inc.                                                 481,683   9,296,482             0.1%
#*                WebMD Health Corp.                                                  358,451  19,438,798             0.1%
*                 Wireless Telecom Group, Inc.                                         64,760     103,616             0.0%
*                 Xcerra Corp.                                                        380,821   3,732,046             0.0%
*                 XO Group, Inc.                                                      303,678   5,329,549             0.0%
                  Xperi Corp.                                                         491,734  16,522,262             0.1%
#*                Xplore Technologies Corp.                                             1,000       2,020             0.0%
#*                Yelp, Inc.                                                           46,195   1,635,765             0.0%
#*                YuMe, Inc.                                                           33,876     140,924             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
Information Technology -- (Continued)
*                 Zedge, Inc. Class B                                                  61,305 $      188,206             0.0%
*                 Zix Corp.                                                           804,938      4,370,813             0.0%
#*                Zynga, Inc. Class A                                               9,823,140     28,388,875             0.2%
                                                                                              -------------- ---------------
Total Information Technology                                                                   2,346,673,959            14.9%
                                                                                              -------------- ---------------
Materials -- (4.4%)
                  A Schulman, Inc.                                                    254,232      8,046,443             0.1%
*                 AdvanSix, Inc.                                                       10,877        296,507             0.0%
#*                AgroFresh Solutions, Inc.                                             4,000         22,440             0.0%
#*                AK Steel Holding Corp.                                            2,896,243     18,362,181             0.1%
#                 Allegheny Technologies, Inc.                                         99,904      1,833,238             0.0%
                  American Vanguard Corp.                                             275,243      4,610,320             0.0%
#                 Ampco-Pittsburgh Corp.                                               51,938        755,698             0.0%
#                 Balchem Corp.                                                       303,637     24,643,179             0.2%
#*                BioAmber, Inc.                                                        4,844         10,899             0.0%
*                 Boise Cascade Co.                                                   400,091     12,202,775             0.1%
                  Cabot Corp.                                                         311,959     18,776,812             0.1%
                  Calgon Carbon Corp.                                                 505,157      7,350,034             0.1%
#                 Carpenter Technology Corp.                                          395,107     16,041,344             0.1%
#*                Century Aluminum Co.                                                639,208      8,718,797             0.1%
#                 Chase Corp.                                                          54,234      5,558,985             0.0%
*                 Clearwater Paper Corp.                                              175,205      8,514,963             0.1%
#*                Cliffs Natural Resources, Inc.                                    2,895,075     19,454,904             0.1%
#*                Coeur Mining, Inc.                                                  642,745      5,823,270             0.0%
                  Commercial Metals Co.                                               959,942     17,893,319             0.1%
#                 Compass Minerals International, Inc.                                344,162     22,714,692             0.1%
*                 Core Molding Technologies, Inc.                                      58,140      1,150,009             0.0%
#                 Deltic Timber Corp.                                                 112,827      8,729,425             0.1%
                  Domtar Corp.                                                        602,938     23,906,492             0.2%
*                 Ferro Corp.                                                         812,883     14,566,863             0.1%
#                 Ferroglobe P.L.C.                                                   657,573      6,345,579             0.0%
#*                Flotek Industries, Inc.                                             304,029      3,651,388             0.0%
#                 Friedman Industries, Inc.                                            60,304        373,885             0.0%
                  FutureFuel Corp.                                                    267,044      4,128,500             0.0%
#*                GCP Applied Technologies, Inc.                                      287,787      9,468,192             0.1%
#                 Gold Resource Corp.                                                 202,721        668,979             0.0%
#                 Greif, Inc. Class A                                                 252,346     14,792,523             0.1%
                  Greif, Inc. Class B                                                   3,300        222,255             0.0%
*                 Handy & Harman, Ltd.                                                  7,462        203,340             0.0%
                  Hawkins, Inc.                                                        78,052      3,988,457             0.0%
#                 Haynes International, Inc.                                           92,616      3,916,731             0.0%
#                 HB Fuller Co.                                                       508,270     26,851,904             0.2%
*                 Headwaters, Inc.                                                    699,243     16,614,014             0.1%
#                 Hecla Mining Co.                                                  5,864,958     31,964,021             0.2%
#*                Ingevity Corp.                                                       12,592        796,192             0.0%
                  Innophos Holdings, Inc.                                             195,034      9,349,930             0.1%
                  Innospec, Inc.                                                      269,182     17,766,012             0.1%
#*                Intrepid Potash, Inc.                                               223,548        404,622             0.0%
                  Kaiser Aluminum Corp.                                               156,943     13,247,559             0.1%
                  KapStone Paper and Packaging Corp.                                1,018,165     21,473,100             0.1%
                  KMG Chemicals, Inc.                                                 161,346      8,478,732             0.1%
*                 Koppers Holdings, Inc.                                              188,398      7,997,495             0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Materials -- (Continued)
#*                Kraton Corp.                                                        293,593 $  9,603,427             0.1%
#                 Kronos Worldwide, Inc.                                              180,385    3,160,345             0.0%
*                 Louisiana-Pacific Corp.                                           1,719,416   44,257,768             0.3%
#*                LSB Industries, Inc.                                                196,118    2,161,220             0.0%
                  Materion Corp.                                                      168,677    6,418,160             0.0%
#*                McEwen Mining, Inc.                                                 113,975      346,484             0.0%
                  Mercer International, Inc.                                          441,920    5,391,424             0.0%
                  Minerals Technologies, Inc.                                         366,319   28,829,305             0.2%
                  Myers Industries, Inc.                                              441,558    7,197,395             0.1%
                  Neenah Paper, Inc.                                                  164,636   12,899,231             0.1%
*                 Northern Technologies International Corp.                            17,945      279,045             0.0%
#                 Olin Corp.                                                           97,104    3,119,952             0.0%
                  Olympic Steel, Inc.                                                  82,635    1,863,419             0.0%
*                 OMNOVA Solutions, Inc.                                              758,942    7,209,949             0.1%
#*                Owens-Illinois, Inc.                                                 27,795      606,487             0.0%
                  PH Glatfelter Co.                                                   218,023    4,689,675             0.0%
                  PolyOne Corp.                                                       822,174   32,237,443             0.2%
                  Quaker Chemical Corp.                                               126,201   18,248,665             0.1%
#                 Rayonier Advanced Materials, Inc.                                   547,838    7,258,853             0.1%
#*                Real Industry, Inc.                                                  50,496      131,290             0.0%
#*                Resolute Forest Products, Inc.                                      193,605    1,210,031             0.0%
#*                Ryerson Holding Corp.                                               216,620    2,967,694             0.0%
                  Schnitzer Steel Industries, Inc. Class A                            297,687    5,626,284             0.0%
                  Schweitzer-Mauduit International, Inc.                              303,402   13,061,456             0.1%
                  Sensient Technologies Corp.                                         379,106   31,010,871             0.2%
                  Silgan Holdings, Inc.                                               150,849    9,144,466             0.1%
                  Stepan Co.                                                          220,814   18,725,027             0.1%
#*                Stillwater Mining Co.                                             1,234,015   22,187,590             0.1%
#*                Summit Materials, Inc. Class A                                      122,375    3,140,142             0.0%
*                 SunCoke Energy, Inc.                                                614,726    5,637,037             0.0%
*                 Synalloy Corp.                                                       39,185      507,446             0.0%
#*                TimkenSteel Corp.                                                   342,871    5,170,495             0.0%
#*                Trecora Resources                                                   135,646    1,498,888             0.0%
                  Tredegar Corp.                                                      156,050    2,676,258             0.0%
#                 Trinseo SA                                                          230,862   15,329,237             0.1%
                  Tronox, Ltd. Class A                                                618,858   10,217,346             0.1%
*                 UFP Technologies, Inc.                                                5,680      151,656             0.0%
#                 United States Lime & Minerals, Inc.                                  29,111    2,303,262             0.0%
#                 United States Steel Corp.                                           308,375    6,882,930             0.0%
#*                Universal Stainless & Alloy Products, Inc.                           46,179      833,531             0.0%
#*                US Concrete, Inc.                                                   148,719    9,220,578             0.1%
#                 Valhi, Inc.                                                          36,955      122,691             0.0%
#                 Worthington Industries, Inc.                                        634,818   27,614,583             0.2%
                                                                                              ------------ ---------------
Total Materials                                                                                843,836,035             5.4%
                                                                                              ------------ ---------------
Real Estate -- (0.5%)
#                 Alexander & Baldwin, Inc.                                           544,152   25,036,433             0.2%
#*                Altisource Asset Management Corp.                                    10,475      802,385             0.0%
#*                Altisource Portfolio Solutions SA                                   140,186    3,096,709             0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Real Estate -- (Continued)
#                 CKX Lands, Inc.                                                       5,107 $     60,263             0.0%
#                 Consolidated-Tomoka Land Co.                                         22,626    1,227,008             0.0%
*                 Forestar Group, Inc.                                                349,598    4,946,812             0.0%
#*                FRP Holdings, Inc.                                                   87,273    3,726,557             0.0%
                  Griffin Industrial Realty, Inc.                                      20,710      626,892             0.0%
                  HFF, Inc. Class A                                                   399,764   12,552,590             0.1%
#*                InterGroup Corp. (The)                                                1,860       51,382             0.0%
#*                JW Mays, Inc.                                                           200        8,000             0.0%
#                 Kennedy-Wilson Holdings, Inc.                                     1,075,848   21,947,299             0.2%
#*                Marcus & Millichap, Inc.                                            193,435    4,990,623             0.0%
*                 Maui Land & Pineapple Co., Inc.                                      38,800      529,620             0.0%
#                 RE/MAX Holdings, Inc. Class A                                       141,466    8,367,714             0.1%
#                 RMR Group, Inc. (The) Class A                                        25,638    1,352,404             0.0%
#*                St Joe Co. (The)                                                    111,209    1,946,157             0.0%
#                 Stratus Properties, Inc.                                             32,209      961,439             0.0%
#*                Tejon Ranch Co.                                                     166,660    3,816,514             0.0%
#*                Trinity Place Holdings, Inc.                                         28,897      206,036             0.0%
                                                                                              ------------ ---------------
Total Real Estate                                                                               96,252,837             0.6%
                                                                                              ------------ ---------------
Telecommunication Services -- (0.9%)
*                 Alaska Communications Systems Group, Inc.                            93,734      220,275             0.0%
#                 ATN International, Inc.                                             124,890    8,641,139             0.1%
#*                Boingo Wireless, Inc.                                               712,710   10,184,626             0.1%
#*                Cincinnati Bell, Inc.                                               452,623    8,531,944             0.1%
#                 Cogent Communications Holdings, Inc.                                649,859   29,243,655             0.2%
#                 Consolidated Communications Holdings, Inc.                          474,576   11,233,214             0.1%
*                 FairPoint Communications, Inc.                                       43,786      746,551             0.0%
*                 General Communication, Inc. Class A                                 407,832   15,269,230             0.1%
*                 Hawaiian Telcom Holdco, Inc.                                         16,064      408,829             0.0%
*                 IDT Corp. Class B                                                   347,660    5,280,955             0.0%
#*                Iridium Communications, Inc.                                        187,869    1,991,411             0.0%
#*                Lumos Networks Corp.                                                246,728    4,418,898             0.0%
#*                ORBCOMM, Inc.                                                       977,636    9,424,411             0.1%
#                 Shenandoah Telecommunications Co.                                   483,056   15,457,792             0.1%
#                 Spok Holdings, Inc.                                                 164,690    2,956,186             0.0%
#*                Straight Path Communications, Inc. Class B                           28,721    3,700,988             0.0%
                  Telephone & Data Systems, Inc.                                      691,870   18,998,750             0.1%
*                 United States Cellular Corp.                                         48,905    1,916,098             0.0%
*                 Vonage Holdings Corp.                                             1,812,667   12,162,996             0.1%
#                 Windstream Holdings, Inc.                                           921,502    5,086,691             0.0%
                                                                                              ------------ ---------------
Total Telecommunication Services                                                               165,874,639             1.1%
                                                                                              ------------ ---------------
Utilities -- (3.2%)
#                 ALLETE, Inc.                                                        475,697   33,255,977             0.2%
#                 American States Water Co.                                           357,528   15,917,147             0.1%
                  Artesian Resources Corp. Class A                                     67,190    2,580,768             0.0%
*                 Atlantic Power Corp.                                                249,339      623,348             0.0%
                  Atlantica Yield PLC                                                  15,078      314,226             0.0%
#                 Avista Corp.                                                        610,881   24,642,940             0.2%
#                 Black Hills Corp.                                                   500,581   34,049,520             0.2%
#                 California Water Service Group                                      463,262   16,538,453             0.1%
                  Chesapeake Utilities Corp.                                          144,830   10,616,039             0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                                  PERCENTAGE
                                                                                      SHARES        VALUE+      OF NET ASSETS**
                                                                                    ----------- --------------- ---------------
Utilities -- (Continued)
                  Connecticut Water Service, Inc.                                       137,545 $     7,382,040             0.1%
                  Consolidated Water Co., Ltd.                                           45,451         536,322             0.0%
#                 Delta Natural Gas Co., Inc.                                            19,300         584,790             0.0%
#*                Dynegy, Inc.                                                          616,777       3,959,708             0.0%
                  El Paso Electric Co.                                                  391,095      20,180,502             0.1%
                  Gas Natural, Inc.                                                      57,002         712,525             0.0%
                  Genie Energy, Ltd. Class B                                            114,647         911,444             0.0%
#                 Hawaiian Electric Industries, Inc.                                    375,292      12,579,788             0.1%
#                 IDACORP, Inc.                                                         261,114      22,069,355             0.1%
#                 MGE Energy, Inc.                                                      326,902      21,019,799             0.1%
#                 Middlesex Water Co.                                                   189,945       7,240,703             0.0%
#                 New Jersey Resources Corp.                                            808,270      32,613,694             0.2%
#                 Northwest Natural Gas Co.                                             271,454      16,178,658             0.1%
#                 NorthWestern Corp.                                                    495,133      29,599,051             0.2%
#                 NRG Yield, Inc. Class A                                               318,735       5,526,865             0.0%
#                 NRG Yield, Inc. Class C                                               574,002      10,159,835             0.1%
#                 ONE Gas, Inc.                                                         440,287      30,304,954             0.2%
                  Ormat Technologies, Inc.                                              410,923      24,269,112             0.2%
#                 Otter Tail Corp.                                                      362,177      14,305,991             0.1%
#                 Pattern Energy Group, Inc.                                            710,288      15,640,542             0.1%
#                 PNM Resources, Inc.                                                   799,635      29,786,404             0.2%
                  Portland General Electric Co.                                         680,840      30,869,286             0.2%
#                 RGC Resources, Inc.                                                     9,492         211,197             0.0%
                  SJW Corp.                                                             194,953       9,521,505             0.1%
#                 South Jersey Industries, Inc.                                         733,531      27,522,083             0.2%
                  Southwest Gas Holdings, Inc.                                          430,070      36,022,663             0.2%
#                 Spark Energy, Inc. Class A                                             49,260       1,768,434             0.0%
#                 Spire, Inc.                                                           439,070      30,098,248             0.2%
                  Unitil Corp.                                                          176,345       8,540,388             0.1%
#*                US Geothermal, Inc.                                                     2,900          12,122             0.0%
#                 WGL Holdings, Inc.                                                    421,322      34,742,212             0.2%
#                 York Water Co. (The)                                                  122,447       4,591,763             0.0%
                                                                                                --------------- ---------------
Total Utilities                                                                                     628,000,401             4.0%
                                                                                                --------------- ---------------
TOTAL COMMON STOCKS                                                                              15,544,614,834            98.9%
                                                                                                --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
(degree)*         Capital Bank Corp. Contingent Value Rights                              2,560              --             0.0%
                                                                                                --------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                      15,544,614,834
                                                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
                  State Street Institutional U.S. Government Money Market Fund,
                    0.680%                                                          211,738,229     211,738,229             1.3%
                                                                                                --------------- ---------------
SECURITIES LENDING COLLATERAL -- (18.3%)
(S)@              DFA Short Term Investment Fund                                    304,056,330   3,518,843,904            22.4%
                                                                                                --------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $15,605,036,262)                                            $19,275,196,967           122.6%
                                                                                                =============== ===============

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ------------------------------------------------------
                                                                      LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                                  --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary                                         $ 2,471,052,761 $      568,405      -- $ 2,471,621,166
   Consumer Staples                                                   661,692,771             --      --     661,692,771
   Energy                                                             687,425,053          4,469      --     687,429,522
   Financials                                                       3,361,569,327             --      --   3,361,569,327
   Health Care                                                      1,279,996,326             --      --   1,279,996,326
   Industrials                                                      3,001,667,851             --      --   3,001,667,851
   Information Technology                                           2,346,673,959             --      --   2,346,673,959
   Materials                                                          843,836,035             --      --     843,836,035
   Real Estate                                                         96,252,837             --      --      96,252,837
   Telecommunication Services                                         165,874,639             --      --     165,874,639
   Utilities                                                          628,000,401             --      --     628,000,401
Temporary Cash Investments                                            211,738,229             --      --     211,738,229
Securities Lending Collateral                                                  --  3,518,843,904      --   3,518,843,904
Futures Contracts**                                                     2,410,255             --      --       2,410,255
                                                                  --------------- -------------- ------- ---------------
TOTAL                                                             $15,758,190,444 $3,519,416,778      -- $19,277,607,222
                                                                  =============== ============== ======= ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                           U.S. MICRO CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
COMMON STOCKS -- (85.2%)
Consumer Discretionary -- (13.2%)
*                 1-800-Flowers.com, Inc. Class A                                     384,132 $ 4,129,419             0.1%
                  A.H. Belo Corp. Class A                                             237,810   1,486,312             0.0%
#                 Abercrombie & Fitch Co. Class A                                     305,368   3,661,362             0.1%
                  AMCON Distributing Co.                                                5,890     561,022             0.0%
#*                America's Car-Mart, Inc.                                            104,663   3,903,930             0.1%
*                 American Axle & Manufacturing Holdings, Inc.                        826,992  14,546,789             0.3%
#*                American Outdoor Brands Corp.                                       524,678  11,621,618             0.2%
*                 American Public Education, Inc.                                     147,371   3,256,899             0.1%
                  Ark Restaurants Corp.                                                36,613     928,140             0.0%
#*                Asbury Automotive Group, Inc.                                        79,298   4,853,038             0.1%
#*                Ascena Retail Group, Inc.                                           342,351   1,338,592             0.0%
#*                Ascent Capital Group, Inc. Class A                                   75,419     966,117             0.0%
#*                AV Homes, Inc.                                                       94,921   1,665,864             0.0%
*                 Ballantyne Strong, Inc.                                             100,209     631,317             0.0%
*                 Barnes & Noble Education, Inc.                                      377,654   3,931,378             0.1%
#                 Barnes & Noble, Inc.                                                525,829   4,495,838             0.1%
                  Bassett Furniture Industries, Inc.                                   87,841   2,639,622             0.1%
#                 Beasley Broadcast Group, Inc. Class A                                67,088     882,207             0.0%
*                 Beazer Homes USA, Inc.                                              119,800   1,486,718             0.0%
*                 Belmond, Ltd. Class A                                               433,968   5,381,203             0.1%
#                 Big 5 Sporting Goods Corp.                                          198,044   3,049,878             0.1%
*                 Biglari Holdings, Inc.                                                  280     119,456             0.0%
*                 BJ's Restaurants, Inc.                                              234,694  10,584,699             0.2%
#*                Black Diamond, Inc.                                                 137,350     721,087             0.0%
#                 Bob Evans Farms, Inc.                                               234,571  15,655,269             0.3%
*                 Bojangles', Inc.                                                     48,738   1,069,799             0.0%
#*                Boot Barn Holdings, Inc.                                             18,115     192,200             0.0%
                  Bowl America, Inc. Class A                                           55,406     798,400             0.0%
#*                Bravo Brio Restaurant Group, Inc.                                   149,602     725,570             0.0%
*                 Bridgepoint Education, Inc.                                         181,434   2,213,495             0.0%
#*                Build-A-Bear Workshop, Inc.                                         154,682   1,608,693             0.0%
                  Caleres, Inc.                                                       489,203  14,098,830             0.3%
                  Callaway Golf Co.                                                 1,071,532  12,697,654             0.2%
*                 Cambium Learning Group, Inc.                                        294,551   1,434,463             0.0%
#                 Canterbury Park Holding Corp.                                        15,631     158,655             0.0%
#                 Capella Education Co.                                               127,237  12,125,686             0.2%
*                 Career Education Corp.                                              568,461   5,769,879             0.1%
#                 Carriage Services, Inc.                                             194,678   5,324,443             0.1%
*                 Carrols Restaurant Group, Inc.                                      374,421   5,241,894             0.1%
                  Cato Corp. (The) Class A                                            289,472   6,530,488             0.1%
*                 Cavco Industries, Inc.                                               96,049  11,405,819             0.2%
#*                Central European Media Enterprises, Ltd. Class A                     37,076     152,012             0.0%
*                 Century Casinos, Inc.                                                 9,163      75,411             0.0%
#*                Century Communities, Inc.                                            71,066   1,940,102             0.0%
*                 Charles & Colvard, Ltd.                                               8,718       8,195             0.0%
#*                Cherokee, Inc.                                                       83,205     715,563             0.0%
#                 Chico's FAS, Inc.                                                   928,156  12,827,116             0.2%
#                 Children's Place, Inc. (The)                                        120,831  13,871,399             0.2%
#*                Christopher & Banks Corp.                                           183,710     225,963             0.0%
#*                Chuy's Holdings, Inc.                                               158,111   4,711,708             0.1%
                  Citi Trends, Inc.                                                   148,312   2,786,782             0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Consumer Discretionary -- (Continued)
                  Clear Channel Outdoor Holdings, Inc. Class A                        2,038 $    10,496             0.0%
#                 ClubCorp Holdings, Inc.                                           304,899   4,100,892             0.1%
                  Collectors Universe, Inc.                                          59,848   1,634,449             0.0%
#*                Conn's, Inc.                                                      258,091   4,542,402             0.1%
#*                Container Store Group, Inc. (The)                                  17,517      72,170             0.0%
*                 Cooper-Standard Holdings, Inc.                                    116,142  13,132,176             0.2%
#                 Core-Mark Holding Co., Inc.                                       196,552   6,883,251             0.1%
#*                Crocs, Inc.                                                       559,952   3,488,501             0.1%
#                 CSS Industries, Inc.                                               52,055   1,372,170             0.0%
                  Culp, Inc.                                                        167,475   5,375,947             0.1%
#*                Daily Journal Corp.                                                   472      98,657             0.0%
*                 Deckers Outdoor Corp.                                               9,737     580,228             0.0%
*                 Del Frisco's Restaurant Group, Inc.                               149,889   2,578,091             0.1%
#*                Del Taco Restaurants, Inc.                                        173,266   2,278,448             0.0%
#*                Delta Apparel, Inc.                                                77,508   1,358,715             0.0%
#*                Denny's Corp.                                                     712,772   9,052,204             0.2%
*                 Destination Maternity Corp.                                        86,638     296,302             0.0%
#*                Destination XL Group, Inc.                                        384,755     981,125             0.0%
#                 DeVry Education Group, Inc.                                        42,543   1,610,253             0.0%
                  Dillard's, Inc. Class A                                            15,369     850,982             0.0%
#                 DineEquity, Inc.                                                  153,695   8,689,915             0.2%
*                 Dixie Group, Inc. (The)                                           111,533     418,249             0.0%
                  Dover Motorsports, Inc.                                           168,371     345,161             0.0%
                  Drive Shack, Inc.                                                 105,479     430,354             0.0%
#                 DSW, Inc. Class A                                                 176,505   3,639,533             0.1%
*                 Duluth Holdings, Inc. Class B                                      26,501     586,997             0.0%
#                 Educational Development Corp.                                      36,900     304,425             0.0%
*                 El Pollo Loco Holdings, Inc.                                       32,047     402,190             0.0%
#*                Eldorado Resorts, Inc.                                             21,922     419,258             0.0%
*                 Emerson Radio Corp.                                               114,403     143,004             0.0%
*                 Emmis Communications Corp. Class A                                 20,642      55,321             0.0%
                  Entercom Communications Corp. Class A                             351,060   4,440,909             0.1%
                  Entravision Communications Corp. Class A                          890,245   5,519,519             0.1%
#*                Eros International P.L.C.                                          18,254     181,627             0.0%
                  Escalade, Inc.                                                     68,128     909,509             0.0%
#                 Ethan Allen Interiors, Inc.                                       322,938   9,623,552             0.2%
*                 EVINE Live, Inc.                                                  208,506     291,908             0.0%
#*                EW Scripps Co. (The) Class A                                      597,751  13,317,892             0.2%
#*                Express, Inc.                                                     791,969   6,834,692             0.1%
#*                Famous Dave's of America, Inc.                                     49,905     199,620             0.0%
#*                Fiesta Restaurant Group, Inc.                                     255,066   6,210,857             0.1%
#                 Finish Line, Inc. (The) Class A                                   459,193   7,259,841             0.1%
#                 Flanigan's Enterprises, Inc.                                       20,756     523,051             0.0%
#                 Flexsteel Industries, Inc.                                         54,856   2,913,951             0.1%
#*                Fossil Group, Inc.                                                 44,201     762,467             0.0%
#*                Fox Factory Holding Corp.                                         329,873   9,912,684             0.2%
#*                Francesca's Holdings Corp.                                        432,814   6,829,805             0.1%
#                 Fred's, Inc. Class A                                              306,247   4,507,956             0.1%
#*                FTD Cos., Inc.                                                    202,799   4,055,980             0.1%
*                 Full House Resorts, Inc.                                              683       1,646             0.0%
#*                G-III Apparel Group, Ltd.                                          73,023   1,730,645             0.0%
#*                Gaia, Inc.                                                         22,136     242,389             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Consumer Discretionary -- (Continued)
                  Gaming Partners International Corp.                                13,461 $   134,072             0.0%
                  Gannett Co., Inc.                                                 176,374   1,474,487             0.0%
#*                Genesco, Inc.                                                      99,643   5,310,972             0.1%
#*                Gentherm, Inc.                                                    361,646  13,435,149             0.2%
#*                Global Eagle Entertainment, Inc.                                  104,987     325,460             0.0%
*                 Gray Television, Inc.                                             486,737   7,130,697             0.1%
*                 Gray Television, Inc. Class A                                      41,200     537,660             0.0%
*                 Green Brick Partners, Inc.                                         40,456     416,697             0.0%
#                 Guess?, Inc.                                                      105,380   1,176,041             0.0%
#*                Habit Restaurants, Inc. (The) Class A                              27,248     514,987             0.0%
*                 Harte-Hanks, Inc.                                                 457,860     622,690             0.0%
                  Haverty Furniture Cos., Inc.                                      129,116   3,182,709             0.1%
#                 Haverty Furniture Cos., Inc. Class A                               18,855     466,661             0.0%
#*                Hibbett Sports, Inc.                                              126,069   3,277,794             0.1%
                  Hooker Furniture Corp.                                             87,994   3,823,339             0.1%
#*                Horizon Global Corp.                                              192,405   2,710,986             0.1%
*                 Houghton Mifflin Harcourt Co.                                      95,677   1,100,285             0.0%
#*                Iconix Brand Group, Inc.                                          298,523   2,089,661             0.0%
                  Insignia Systems, Inc.                                             51,150      62,915             0.0%
*                 Installed Building Products, Inc.                                 203,956  10,881,053             0.2%
                  International Speedway Corp. Class A                               10,850     402,535             0.0%
*                 Intrawest Resorts Holdings, Inc.                                  161,776   3,814,678             0.1%
#*                iRobot Corp.                                                      241,122  19,227,068             0.3%
*                 Isle of Capri Casinos, Inc.                                        65,348   1,506,925             0.0%
*                 J Alexander's Holdings, Inc.                                       17,728     195,008             0.0%
#*                JAKKS Pacific, Inc.                                               146,564     718,164             0.0%
#*                Jamba, Inc.                                                        68,517     583,765             0.0%
#                 Johnson Outdoors, Inc. Class A                                     65,549   2,380,740             0.1%
*                 K12, Inc.                                                         245,036   4,618,929             0.1%
#                 KB Home                                                           406,777   8,379,606             0.2%
#*                Kirkland's, Inc.                                                  182,875   2,150,610             0.0%
#*                Kona Grill, Inc.                                                   69,063     393,659             0.0%
*                 Koss Corp.                                                        115,135     248,692             0.0%
*                 La Quinta Holdings, Inc.                                          161,815   2,283,210             0.0%
                  La-Z-Boy, Inc.                                                    546,869  15,257,645             0.3%
*                 Lakeland Industries, Inc.                                          41,792     445,085             0.0%
(degree)*         Lazare Kaplan International, Inc.                                  81,643      11,479             0.0%
                  Libbey, Inc.                                                      246,210   2,585,205             0.1%
                  Liberty Tax, Inc.                                                   3,192      44,848             0.0%
#*                Liberty TripAdvisor Holdings, Inc. Class A                        188,349   2,768,730             0.1%
                  Lifetime Brands, Inc.                                             109,290   2,098,368             0.0%
#*                Lindblad Expeditions Holdings, Inc.                                30,353     288,354             0.0%
*                 Luby's, Inc.                                                      247,470     727,562             0.0%
#*                M/I Homes, Inc.                                                   195,293   5,304,158             0.1%
#*                Malibu Boats, Inc. Class A                                         58,026   1,336,919             0.0%
                  Marcus Corp. (The)                                                177,045   5,984,121             0.1%
                  Marine Products Corp.                                             184,504   2,206,668             0.0%
#*                MarineMax, Inc.                                                   185,251   3,769,858             0.1%
*                 McClatchy Co. (The) Class A                                        35,627     384,059             0.0%
                  MDC Holdings, Inc.                                                335,452  10,402,367             0.2%
*                 Meritage Homes Corp.                                               74,993   2,920,977             0.1%
#*                Modine Manufacturing Co.                                          363,427   4,397,467             0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*                 Monarch Casino & Resort, Inc.                                      27,353 $   806,093             0.0%
#*                Motorcar Parts of America, Inc.                                   185,771   5,632,577             0.1%
#                 Movado Group, Inc.                                                168,657   3,946,574             0.1%
#*                MSG Networks, Inc. Class A                                        437,947  10,926,778             0.2%
#                 NACCO Industries, Inc. Class A                                     39,347   3,330,724             0.1%
#*                Nathan's Famous, Inc.                                              55,586   3,790,965             0.1%
                  National American University Holdings, Inc.                           584       1,454             0.0%
#                 National CineMedia, Inc.                                          669,493   7,946,882             0.1%
#*                Nautilus, Inc.                                                    354,120   6,444,984             0.1%
*                 New Home Co., Inc. (The)                                           11,868     138,381             0.0%
#                 New Media Investment Group, Inc.                                  124,531   1,638,828             0.0%
*                 New York & Co., Inc.                                              629,975   1,052,058             0.0%
                  Nobility Homes, Inc.                                               22,928     363,982             0.0%
#*                Noodles & Co.                                                       2,395      14,011             0.0%
                  Nutrisystem, Inc.                                                 347,024  18,548,433             0.3%
#*                Ollie's Bargain Outlet Holdings, Inc.                              68,359   2,618,150             0.1%
#*                Overstock.com, Inc.                                               264,982   4,597,438             0.1%
#                 Oxford Industries, Inc.                                           181,086  10,499,366             0.2%
                  P&F Industries, Inc. Class A                                        6,745      46,473             0.0%
#*                Papa Murphy's Holdings, Inc.                                        1,900       9,272             0.0%
*                 Pegasus Cos., Inc. (The)                                              523     168,668             0.0%
#*                Penn National Gaming, Inc.                                        113,819   2,103,375             0.0%
*                 Perfumania Holdings, Inc.                                          56,683      59,517             0.0%
*                 Perry Ellis International, Inc.                                   115,761   2,375,416             0.1%
#                 PetMed Express, Inc.                                              202,975   4,688,722             0.1%
#                 Pier 1 Imports, Inc.                                              725,875   4,892,397             0.1%
#*                Potbelly Corp.                                                    138,468   1,931,629             0.0%
*                 QEP Co., Inc.                                                      10,982     252,476             0.0%
#*                Radio One, Inc. Class D                                           313,686     941,058             0.0%
#*                Rave Restaurant Group, Inc.                                        17,691      36,974             0.0%
                  RCI Hospitality Holdings, Inc.                                     60,552   1,007,585             0.0%
*                 Reading International, Inc. Class A                               148,684   2,338,799             0.0%
#*                Reading International, Inc. Class B                                11,620     221,477             0.0%
*                 Red Lion Hotels Corp.                                             154,891   1,006,791             0.0%
#*                Red Robin Gourmet Burgers, Inc.                                   142,457   8,369,349             0.2%
*                 Regis Corp.                                                       365,059   3,982,794             0.1%
#                 Rent-A-Center, Inc.                                               114,820   1,227,426             0.0%
                  Rocky Brands, Inc.                                                 55,746     791,593             0.0%
#*                Ruby Tuesday, Inc.                                                912,264   2,326,273             0.0%
                  Ruth's Hospitality Group, Inc.                                    392,548   7,811,705             0.1%
                  Saga Communications, Inc. Class A                                  51,688   2,649,010             0.1%
                  Salem Media Group, Inc.                                           166,500   1,273,725             0.0%
                  Scholastic Corp.                                                   38,488   1,663,836             0.0%
#*                Scientific Games Corp. Class A                                      7,414     176,083             0.0%
*                 Sears Hometown and Outlet Stores, Inc.                              7,887      26,421             0.0%
#                 SeaWorld Entertainment, Inc.                                      375,012   6,573,960             0.1%
#*                Select Comfort Corp.                                              443,759  13,712,153             0.2%
#*                Sequential Brands Group, Inc.                                      38,898     131,086             0.0%
#*                Shake Shack, Inc. Class A                                          15,948     541,275             0.0%
#*                Shiloh Industries, Inc.                                           154,561   1,901,100             0.0%
#                 Shoe Carnival, Inc.                                               141,482   3,589,398             0.1%
#*                Shutterfly, Inc.                                                  231,895  12,035,350             0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Consumer Discretionary -- (Continued)
*                 Skyline Corp.                                                      74,794 $    460,731             0.0%
#                 Sonic Automotive, Inc. Class A                                    383,075    7,508,270             0.1%
#                 Sonic Corp.                                                       598,492   16,087,465             0.3%
                  Spartan Motors, Inc.                                              253,548    2,091,771             0.0%
                  Speedway Motorsports, Inc.                                        240,944    4,349,039             0.1%
#*                Sportsman's Warehouse Holdings, Inc.                              100,400      410,636             0.0%
#                 Stage Stores, Inc.                                                214,362      617,363             0.0%
                  Standard Motor Products, Inc.                                     260,292   13,230,642             0.2%
                  Stanley Furniture Co., Inc.                                        14,898       16,984             0.0%
#                 Stein Mart, Inc.                                                  349,228      862,593             0.0%
*                 Stoneridge, Inc.                                                  310,908    6,096,906             0.1%
#                 Strattec Security Corp.                                            29,752      956,527             0.0%
#                 Strayer Education, Inc.                                            94,100    8,159,411             0.1%
#                 Sturm Ruger & Co., Inc.                                           196,827   11,898,192             0.2%
#                 Superior Industries International, Inc.                           217,837    4,737,955             0.1%
#                 Superior Uniform Group, Inc.                                      112,846    2,058,311             0.0%
*                 Sypris Solutions, Inc.                                            142,954      152,961             0.0%
*                 Tandy Leather Factory, Inc.                                       101,284      886,235             0.0%
#                 Tile Shop Holdings, Inc.                                          174,757    3,731,062             0.1%
                  Tilly's, Inc. Class A                                             106,674    1,019,803             0.0%
                  Time, Inc.                                                        463,636    7,047,267             0.1%
*                 TopBuild Corp.                                                    193,678    9,914,377             0.2%
                  Tower International, Inc.                                         153,710    4,165,541             0.1%
#*                Town Sports International Holdings, Inc.                           84,473      329,445             0.0%
*                 Townsquare Media, Inc. Class A                                      4,855       58,746             0.0%
*                 Trans World Entertainment Corp.                                   218,126      414,439             0.0%
#*                tronc, Inc.                                                        25,547      366,344             0.0%
#*                Tuesday Morning Corp.                                             298,808      971,126             0.0%
*                 UCP, Inc. Class A                                                  49,067      561,817             0.0%
*                 Unifi, Inc.                                                       158,494    4,448,927             0.1%
#*                Universal Electronics, Inc.                                       174,777   12,112,046             0.2%
                  Universal Technical Institute, Inc.                               165,474      599,016             0.0%
*                 US Auto Parts Network, Inc.                                       126,917      460,709             0.0%
#*                Vera Bradley, Inc.                                                256,011    2,342,501             0.0%
#*                Vince Holding Corp.                                                94,431       94,431             0.0%
*                 Vista Outdoor, Inc.                                                73,385    1,435,411             0.0%
#*                Vitamin Shoppe, Inc.                                              282,607    5,454,315             0.1%
*                 VOXX International Corp.                                          156,170    1,015,105             0.0%
*                 West Marine, Inc.                                                 180,452    1,977,754             0.0%
#                 Weyco Group, Inc.                                                 109,555    3,063,158             0.1%
#*                William Lyon Homes Class A                                        187,948    4,134,856             0.1%
#                 Wingstop, Inc.                                                     26,955      793,286             0.0%
                  Winmark Corp.                                                      54,273    7,006,644             0.1%
#                 Winnebago Industries, Inc.                                        353,953   10,158,451             0.2%
                  World Wrestling Entertainment, Inc. Class A                        54,498    1,167,892             0.0%
#*                ZAGG, Inc.                                                        233,025    1,654,477             0.0%
#*                Zumiez, Inc.                                                      259,977    4,666,587             0.1%
                                                                                            ------------ ---------------
Total Consumer Discretionary                                                                 894,630,502            15.3%
                                                                                            ------------ ---------------
Consumer Staples -- (2.9%)
#                 Alico, Inc.                                                        67,264    2,014,557             0.0%
#*                Alliance One International, Inc.                                   71,003      976,291             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Consumer Staples -- (Continued)
#                 Andersons, Inc. (The)                                             256,382 $  9,575,868             0.2%
*                 Bridgford Foods Corp.                                              72,953      906,076             0.0%
#                 Calavo Growers, Inc.                                              186,792   12,253,555             0.2%
*                 CCA Industries, Inc.                                               35,363      114,046             0.0%
*                 Central Garden & Pet Co.                                           75,174    2,841,577             0.1%
*                 Central Garden & Pet Co. Class A                                  313,113   11,030,971             0.2%
#*                Chefs' Warehouse, Inc. (The)                                      137,448    1,876,165             0.0%
#                 Coca-Cola Bottling Co. Consolidated                                73,233   15,515,143             0.3%
*                 Coffee Holding Co., Inc.                                           14,908       73,347             0.0%
#*                Craft Brew Alliance, Inc.                                         196,472    2,672,019             0.1%
#                 Dean Foods Co.                                                    646,775   12,767,338             0.2%
#*                Farmer Brothers Co.                                               124,077    4,404,734             0.1%
#                 Ingles Markets, Inc. Class A                                      151,787    7,088,453             0.1%
                  Inter Parfums, Inc.                                               302,712   11,487,920             0.2%
#*                Inventure Foods, Inc.                                              65,833      243,582             0.0%
#                 John B. Sanfilippo & Son, Inc.                                     75,379    5,540,357             0.1%
#*                Landec Corp.                                                      245,729    3,378,774             0.1%
*                 Lifevantage Corp.                                                   5,000       24,800             0.0%
#*                Lifeway Foods, Inc.                                               149,735    1,437,456             0.0%
#                 Limoneira Co.                                                      11,771      243,424             0.0%
#                 Mannatech, Inc.                                                    10,017      156,766             0.0%
                  Medifast, Inc.                                                    135,272    6,265,799             0.1%
#                 MGP Ingredients, Inc.                                             188,068    9,847,240             0.2%
*                 Natural Alternatives International, Inc.                           70,731      689,627             0.0%
#*                Natural Grocers by Vitamin Cottage, Inc.                           61,458      672,351             0.0%
#                 Natural Health Trends Corp.                                         5,316      152,463             0.0%
                  Nature's Sunshine Products, Inc.                                  153,258    1,547,906             0.0%
                  Nutraceutical International Corp.                                  61,111    1,937,219             0.0%
                  Oil-Dri Corp. of America                                           56,286    2,290,277             0.1%
                  Omega Protein Corp.                                               159,161    3,207,094             0.1%
#                 Orchids Paper Products Co.                                         68,186    1,660,329             0.0%
#*                Primo Water Corp.                                                 112,913    1,351,569             0.0%
*                 Revlon, Inc. Class A                                              201,652    5,232,869             0.1%
#                 Rocky Mountain Chocolate Factory, Inc.                             70,128      910,261             0.0%
                  Scope Industries                                                    5,109      766,350             0.0%
*                 Seneca Foods Corp. Class A                                         42,245    1,571,514             0.0%
*                 Seneca Foods Corp. Class B                                         11,120      450,360             0.0%
#*                Smart & Final Stores, Inc.                                          9,457      111,593             0.0%
                  SpartanNash Co.                                                   316,634   11,652,131             0.2%
*                 SUPERVALU, Inc.                                                   452,675    1,855,968             0.0%
*                 Tofutti Brands, Inc.                                               12,154       24,430             0.0%
                  United-Guardian, Inc.                                              39,576      558,022             0.0%
#                 Universal Corp.                                                   106,098    7,792,898             0.1%
#*                USANA Health Sciences, Inc.                                       167,562    9,525,900             0.2%
#                 Village Super Market, Inc. Class A                                 69,246    1,827,402             0.0%
#                 WD-40 Co.                                                         145,060   15,209,541             0.3%
#                 Weis Markets, Inc.                                                 11,546      667,474             0.0%
                                                                                            ------------ ---------------
Total Consumer Staples                                                                       194,401,806             3.3%
                                                                                            ------------ ---------------
Energy -- (2.2%)
                  Adams Resources & Energy, Inc.                                     39,154    1,590,435             0.0%
#                 Alon USA Energy, Inc.                                             503,622    6,088,790             0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES     VALUE+   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
Energy -- (Continued)
#*                Approach Resources, Inc.                                             22,469 $   46,511             0.0%
                  Archrock, Inc.                                                       72,510    855,618             0.0%
#                 Ardmore Shipping Corp.                                                1,600     12,400             0.0%
#*                Atwood Oceanics, Inc.                                               497,426  3,894,846             0.1%
*                 Barnwell Industries, Inc.                                            68,834    131,473             0.0%
#*                Bill Barrett Corp.                                                  440,877  1,692,968             0.0%
#                 Bristow Group, Inc.                                                  16,317    218,158             0.0%
#*                CARBO Ceramics, Inc.                                                 56,458    387,866             0.0%
#*                Clayton Williams Energy, Inc.                                        80,084  9,999,820             0.2%
#*                Clean Energy Fuels Corp.                                            522,858  1,275,774             0.0%
#*                Cloud Peak Energy, Inc.                                             440,381  1,484,084             0.0%
#*                Contango Oil & Gas Co.                                              180,387  1,291,571             0.0%
#*                Dawson Geophysical Co.                                              153,310    771,149             0.0%
#                 Delek US Holdings, Inc.                                              28,777    692,662             0.0%
#*                Denbury Resources, Inc.                                           1,855,158  4,118,451             0.1%
#                 DHT Holdings, Inc.                                                  588,995  2,821,286             0.1%
#*                Dorian LPG, Ltd.                                                     95,116    864,604             0.0%
#*                Earthstone Energy, Inc.                                               3,349     45,111             0.0%
*                 Eclipse Resources Corp.                                             653,798  1,314,134             0.0%
*                 ENGlobal Corp.                                                      166,114    267,444             0.0%
*                 Era Group, Inc.                                                      52,439    666,500             0.0%
                  Evolution Petroleum Corp.                                           117,849    942,792             0.0%
*                 Exterran Corp.                                                       56,059  1,534,335             0.0%
#*                Forum Energy Technologies, Inc.                                     461,025  7,791,322             0.1%
                  GasLog, Ltd.                                                          3,624     50,736             0.0%
#*                Gastar Exploration, Inc.                                             20,484     26,834             0.0%
#*                Geospace Technologies Corp.                                          71,290  1,179,137             0.0%
#                 Green Plains, Inc.                                                  250,552  5,762,696             0.1%
                  Gulf Island Fabrication, Inc.                                       103,081  1,025,656             0.0%
#                 Hallador Energy Co.                                                  29,521    197,495             0.0%
*                 Helix Energy Solutions Group, Inc.                                1,448,258  8,863,339             0.2%
#*                Hornbeck Offshore Services, Inc.                                      6,673     22,755             0.0%
*                 Independence Contract Drilling, Inc.                                  3,344     15,416             0.0%
*                 International Seaways, Inc.                                           4,653     89,942             0.0%
#*                ION Geophysical Corp.                                                68,868    296,132             0.0%
#*                Jones Energy, Inc. Class A                                           22,769     45,538             0.0%
*                 Matrix Service Co.                                                  284,484  3,342,687             0.1%
*                 McDermott International, Inc.                                     1,147,375  7,503,833             0.1%
*                 Mitcham Industries, Inc.                                             85,359    405,455             0.0%
*                 Natural Gas Services Group, Inc.                                     73,518  2,014,393             0.0%
#*                Newpark Resources, Inc.                                             974,070  7,451,636             0.1%
#                 Noble Corp. P.L.C.                                                  540,711  2,595,413             0.1%
#                 Nordic American Offshore, Ltd.                                          571        542             0.0%
#                 Nordic American Tankers, Ltd.                                        66,007    547,858             0.0%
#*                Northern Oil and Gas, Inc.                                           36,749     82,685             0.0%
#*                Oil States International, Inc.                                      162,725  4,841,069             0.1%
                  Overseas Shipholding Group, Inc. Class A                              8,765     31,905             0.0%
#*                Pacific Ethanol, Inc.                                               171,997  1,169,580             0.0%
                  Panhandle Oil and Gas, Inc. Class A                                 123,476  2,339,870             0.1%
#*                Par Pacific Holdings, Inc.                                          182,298  2,984,218             0.1%
#*                Parker Drilling Co.                                                 890,461  1,469,261             0.0%
#*                Penn Virginia Corp.                                                   2,838    112,356             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Energy -- (Continued)
#*                PetroQuest Energy, Inc.                                               6,338 $     14,894             0.0%
*                 PHI, Inc. Non-Voting                                                106,145    1,245,081             0.0%
*                 PHI, Inc. Voting                                                      9,745      113,042             0.0%
*                 Pioneer Energy Services Corp.                                       610,471    1,861,937             0.0%
#*                Renewable Energy Group, Inc.                                        408,946    4,273,486             0.1%
#*                REX American Resources Corp.                                         53,577    5,072,670             0.1%
*                 RigNet, Inc.                                                         79,097    1,550,301             0.0%
#*                Ring Energy, Inc.                                                   224,212    2,690,544             0.1%
*                 SandRidge Energy, Inc.                                                4,875       89,798             0.0%
#                 Scorpio Tankers, Inc.                                               539,419    2,373,444             0.1%
*                 SEACOR Holdings, Inc.                                                29,371    1,928,500             0.0%
#                 Ship Finance International, Ltd.                                        912       12,814             0.0%
#*                SRC Energy, Inc.                                                  1,204,142    9,079,231             0.2%
(degree)#*        Syntroleum Corp.                                                     44,574       16,492             0.0%
#                 Teekay Tankers, Ltd. Class A                                        582,114    1,193,334             0.0%
#*                Tesco Corp.                                                         416,071    2,725,265             0.1%
#*                TETRA Technologies, Inc.                                            495,319    1,649,412             0.0%
#*                Unit Corp.                                                          470,252   10,105,715             0.2%
#*                Uranium Resources, Inc.                                              59,583      100,695             0.0%
#*                Vaalco Energy, Inc.                                                 114,910      114,910             0.0%
*                 Willbros Group, Inc.                                                246,323      677,388             0.0%
                                                                                              ------------ ---------------
Total Energy                                                                                   152,157,494             2.6%
                                                                                              ------------ ---------------
Financials -- (19.8%)
                  1st Constitution Bancorp                                             21,490      384,671             0.0%
#                 1st Source Corp.                                                    217,852   10,524,430             0.2%
                  A-Mark Precious Metals, Inc.                                         75,330    1,326,561             0.0%
                  Access National Corp.                                                64,493    1,827,087             0.0%
                  ACNB Corp.                                                            5,349      165,552             0.0%
#*                Allegiance Bancshares, Inc.                                          23,069      900,844             0.0%
*                 Ambac Financial Group, Inc.                                         259,699    5,045,952             0.1%
                  American Equity Investment Life Holding Co.                          42,224    1,001,553             0.0%
                  American National Bankshares, Inc.                                   54,415    2,089,536             0.0%
                  American River Bankshares                                            26,511      392,363             0.0%
#                 Ameris Bancorp                                                      359,211   16,918,838             0.3%
#                 AMERISAFE, Inc.                                                     208,039   11,972,644             0.2%
#                 AmeriServ Financial, Inc.                                           194,547      787,915             0.0%
*                 Anchor Bancorp, Inc.                                                    800       20,080             0.0%
                  Argo Group International Holdings, Ltd.                              37,180    2,452,021             0.0%
#                 Arrow Financial Corp.                                               130,662    4,475,173             0.1%
*                 Asta Funding, Inc.                                                    6,562       55,121             0.0%
                  Astoria Financial Corp.                                             689,448   14,057,845             0.2%
                  Atlantic American Corp.                                               7,131       28,167             0.0%
*                 Atlantic Capital Bancshares, Inc.                                    27,732      543,547             0.0%
*                 Atlantic Coast Financial Corp.                                          738        5,734             0.0%
*                 Atlanticus Holdings Corp.                                           140,864      366,246             0.0%
*                 Atlas Financial Holdings, Inc.                                       40,544      525,045             0.0%
                  Auburn National Bancorporation, Inc.                                 11,571      389,827             0.0%
                  Baldwin & Lyons, Inc. Class A                                         3,548       83,023             0.0%
                  Baldwin & Lyons, Inc. Class B                                        90,872    2,226,364             0.0%
#                 Banc of California, Inc.                                            303,571    6,587,491             0.1%
                  BancFirst Corp.                                                     121,995   11,717,620             0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Financials -- (Continued)
                  Bancorp of New Jersey, Inc.                                         1,246 $    19,998             0.0%
#*                Bancorp, Inc. (The)                                               297,299   1,917,579             0.0%
                  Bank Mutual Corp.                                                 291,733   2,683,944             0.1%
                  Bank of Commerce Holdings                                          41,804     470,295             0.0%
                  Bank of Marin Bancorp                                               8,815     556,667             0.0%
                  BankFinancial Corp.                                               211,872   3,131,468             0.1%
                  Bankwell Financial Group, Inc.                                      1,675      60,535             0.0%
                  Banner Corp.                                                      178,764   9,867,773             0.2%
#                 Bar Harbor Bankshares                                              82,643   2,544,578             0.1%
#                 BCB Bancorp, Inc.                                                  56,925     899,415             0.0%
                  Bear State Financial, Inc.                                         68,916     646,432             0.0%
                  Beneficial Bancorp, Inc.                                          472,985   7,567,760             0.1%
                  Berkshire Hills Bancorp, Inc.                                     252,906   9,483,975             0.2%
#                 Blue Hills Bancorp, Inc.                                           60,865   1,101,657             0.0%
                  BNC Bancorp                                                       143,828   4,811,047             0.1%
#*                BofI Holding, Inc.                                                556,391  13,292,181             0.2%
#                 Boston Private Financial Holdings, Inc.                           934,943  14,585,111             0.3%
#                 Bridge Bancorp, Inc.                                               88,644   3,213,345             0.1%
#                 Brookline Bancorp, Inc.                                           674,931   9,820,246             0.2%
#                 Bryn Mawr Bank Corp.                                              139,151   5,969,578             0.1%
#*                BSB Bancorp, Inc.                                                  12,053     351,345             0.0%
                  C&F Financial Corp.                                                15,031     751,550             0.0%
                  California First National Bancorp                                  81,133   1,338,695             0.0%
#                 Camden National Corp.                                             124,190   5,309,122             0.1%
#                 Capital Bank Financial Corp. Class A                              175,369   7,277,813             0.1%
                  Capital City Bank Group, Inc.                                     145,010   2,988,656             0.1%
#                 Carolina Financial Corp.                                           25,244     779,030             0.0%
#*                Carver Bancorp, Inc.                                                  300       1,311             0.0%
*                 Cascade Bancorp                                                   164,029   1,226,937             0.0%
                  CenterState Banks, Inc.                                           345,986   8,729,227             0.2%
                  Central Pacific Financial Corp.                                   228,024   7,132,591             0.1%
                  Central Valley Community Bancorp                                   24,201     549,605             0.0%
                  Century Bancorp, Inc. Class A                                      19,172   1,208,795             0.0%
                  Charter Financial Corp.                                            34,980     641,883             0.0%
#                 Citizens & Northern Corp.                                          36,610     851,183             0.0%
                  Citizens Community Bancorp, Inc.                                    4,432      63,555             0.0%
                  Citizens First Corp.                                                1,442      29,900             0.0%
                  Citizens Holding Co.                                                9,925     236,711             0.0%
#*                Citizens, Inc.                                                    389,685   2,747,279             0.1%
#                 City Holding Co.                                                  177,726  12,634,541             0.2%
                  Civista Bancshares, Inc.                                            6,437     139,876             0.0%
#                 Clifton Bancorp, Inc.                                             140,898   2,352,997             0.0%
#                 CNB Financial Corp.                                                72,665   1,735,967             0.0%
#                 CoBiz Financial, Inc.                                             394,238   6,477,330             0.1%
                  Codorus Valley Bancorp, Inc.                                       15,999     463,811             0.0%
#                 Cohen & Steers, Inc.                                               46,609   1,859,699             0.0%
                  Colony Bankcorp, Inc.                                              40,276     549,767             0.0%
#                 Columbia Banking System, Inc.                                     272,603  10,770,545             0.2%
#                 Community Bank System, Inc.                                       169,829   9,501,933             0.2%
#*                Community Bankers Trust Corp.                                       2,000      15,900             0.0%
                  Community Trust Bancorp, Inc.                                     172,024   7,732,479             0.1%
                  Community West Bancshares                                          12,713     129,037             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
#                 ConnectOne Bancorp, Inc.                                            197,605 $ 4,386,831             0.1%
*                 Consumer Portfolio Services, Inc.                                   186,718     909,317             0.0%
#*                Cowen Group, Inc. Class A                                            87,537   1,391,838             0.0%
                  Crawford & Co. Class A                                              281,599   2,514,679             0.1%
#                 Crawford & Co. Class B                                              146,319   1,596,340             0.0%
*                 CU Bancorp                                                           37,812   1,409,442             0.0%
*                 Customers Bancorp, Inc.                                             275,522   8,521,895             0.2%
#                 CVB Financial Corp.                                                  36,585     788,041             0.0%
                  Diamond Hill Investment Group, Inc.                                   3,786     765,340             0.0%
                  Dime Community Bancshares, Inc.                                     377,983   7,351,769             0.1%
                  Donegal Group, Inc. Class A                                         171,699   2,860,505             0.1%
                  Donegal Group, Inc. Class B                                          34,951     589,798             0.0%
*                 Donnelley Financial Solutions, Inc.                                  40,011     889,044             0.0%
                  Eagle Bancorp Montana, Inc.                                             578      10,722             0.0%
*                 Eagle Bancorp, Inc.                                                  74,445   4,459,255             0.1%
                  Eastern Virginia Bankshares, Inc.                                     8,084      92,723             0.0%
#*                eHealth, Inc.                                                       158,119   2,242,127             0.0%
                  EMC Insurance Group, Inc.                                           174,255   4,997,633             0.1%
                  Employers Holdings, Inc.                                            312,649  12,505,960             0.2%
#*                Encore Capital Group, Inc.                                          292,796   9,764,747             0.2%
#*                Enova International, Inc.                                           265,798   3,774,332             0.1%
#                 Enterprise Bancorp, Inc.                                             40,660   1,423,507             0.0%
#                 Enterprise Financial Services Corp.                                 198,280   8,377,330             0.2%
#*                Equity Bancshares, Inc. Class A                                      17,295     546,003             0.0%
                  ESSA Bancorp, Inc.                                                   56,292     851,698             0.0%
                  Evans Bancorp, Inc.                                                  16,033     609,254             0.0%
*                 Ezcorp, Inc. Class A                                                308,610   2,792,920             0.1%
#                 Farmers Capital Bank Corp.                                           37,623   1,561,354             0.0%
#                 Farmers National Banc Corp.                                          79,341   1,134,576             0.0%
                  FBL Financial Group, Inc. Class A                                   252,835  16,813,527             0.3%
#*                FCB Financial Holdings, Inc. Class A                                170,251   8,044,360             0.1%
                  Federal Agricultural Mortgage Corp. Class A                           4,200     228,732             0.0%
                  Federal Agricultural Mortgage Corp. Class C                          74,349   4,241,610             0.1%
                  Federated National Holding Co.                                      137,347   2,208,540             0.0%
#                 Fidelity & Guaranty Life                                              4,825     137,271             0.0%
                  Fidelity Southern Corp.                                             210,169   4,733,006             0.1%
#                 Fifth Street Asset Management, Inc.                                   4,532      21,300             0.0%
                  Financial Institutions, Inc.                                         97,472   3,265,312             0.1%
*                 First Acceptance Corp.                                               59,247      68,727             0.0%
*                 First BanCorp(318672706)                                          1,040,719   6,119,428             0.1%
                  First Bancorp(318910106)                                            167,456   5,030,378             0.1%
#                 First Bancorp, Inc.                                                  76,858   2,072,860             0.0%
*                 First Bancshares, Inc.                                                  730       8,888             0.0%
#                 First Bancshares, Inc. (The)                                          8,907     255,186             0.0%
                  First Bank                                                           11,448     148,824             0.0%
#                 First Busey Corp.                                                   390,966  11,709,432             0.2%
                  First Business Financial Services, Inc.                              30,103     799,837             0.0%
                  First Commonwealth Financial Corp.                                  752,663   9,716,879             0.2%
                  First Community Bancshares, Inc.                                    119,099   3,151,360             0.1%
                  First Connecticut Bancorp, Inc.                                      49,083   1,310,516             0.0%
                  First Defiance Financial Corp.                                       69,039   3,703,252             0.1%
#                 First Financial Bancorp                                             530,631  14,671,947             0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Financials -- (Continued)
                  First Financial Corp.                                              94,531 $ 4,613,113             0.1%
                  First Financial Northwest, Inc.                                    56,086     879,428             0.0%
#*                First Foundation, Inc.                                             83,597   1,312,473             0.0%
                  First Internet Bancorp                                              2,863      84,602             0.0%
#                 First Interstate BancSystem, Inc. Class A                         183,456   6,925,464             0.1%
                  First Merchants Corp.                                             304,877  12,615,810             0.2%
                  First Mid-Illinois Bancshares, Inc.                                 5,289     172,474             0.0%
                  First Midwest Bancorp, Inc.                                       367,185   8,338,771             0.1%
#*                First NBC Bank Holding Co.                                         58,827     155,892             0.0%
*                 First Northwest Bancorp                                            10,444     171,908             0.0%
                  First of Long Island Corp. (The)                                   76,858   2,090,538             0.0%
                  First South Bancorp, Inc.                                          59,381     770,765             0.0%
*                 First United Corp.                                                 35,221     494,855             0.0%
#                 FirstCash, Inc.                                                    24,607   1,278,334             0.0%
*                 Flagstar Bancorp, Inc.                                            302,693   8,850,743             0.2%
                  Flushing Financial Corp.                                          251,054   7,401,072             0.1%
                  FNB Corp.                                                          69,148     984,668             0.0%
*                 FNFV Group                                                        163,450   2,239,265             0.0%
#*                Franklin Financial Network, Inc.                                   39,310   1,594,020             0.0%
#                 Gain Capital Holdings, Inc.                                       265,728   1,884,012             0.0%
#                 GAMCO Investors, Inc. Class A                                      33,978     975,169             0.0%
*                 Genworth Financial, Inc. Class A                                  171,929     694,593             0.0%
#                 German American Bancorp, Inc.                                     138,389   4,550,214             0.1%
*                 Global Indemnity, Ltd.                                             59,668   2,419,537             0.0%
*                 Great Elm Capital Group, Inc.                                         886       3,234             0.0%
                  Great Southern Bancorp, Inc.                                       98,039   4,916,656             0.1%
#*                Green Bancorp, Inc.                                                83,997   1,511,946             0.0%
#*                Green Dot Corp. Class A                                           513,948  17,623,277             0.3%
#                 Greenhill & Co., Inc.                                             359,378   9,092,263             0.2%
#*                Greenlight Capital Re, Ltd. Class A                               275,120   5,928,836             0.1%
                  Guaranty Bancorp                                                  147,532   3,710,430             0.1%
                  Guaranty Federal Bancshares, Inc.                                  17,335     353,114             0.0%
*                 Hallmark Financial Services, Inc.                                 122,626   1,288,799             0.0%
                  Hanmi Financial Corp.                                             428,924  12,460,242             0.2%
                  Hawthorn Bancshares, Inc.                                           6,699     126,611             0.0%
#                 HCI Group, Inc.                                                   122,538   5,843,837             0.1%
#*                Health Insurance Innovations, Inc. Class A                         22,709     380,376             0.0%
                  Heartland Financial USA, Inc.                                     165,394   7,938,912             0.1%
#                 Hennessy Advisors, Inc.                                             3,186      54,194             0.0%
                  Heritage Commerce Corp.                                           279,798   3,995,515             0.1%
#                 Heritage Financial Corp.                                          204,092   5,388,029             0.1%
#                 Heritage Insurance Holdings, Inc.                                 116,305   1,407,291             0.0%
                  Hingham Institution for Savings                                    14,698   2,638,144             0.1%
*                 HMN Financial, Inc.                                                37,346     649,820             0.0%
#                 Home Bancorp, Inc.                                                  4,852     180,203             0.0%
#*                HomeStreet, Inc.                                                  206,150   5,359,900             0.1%
*                 HomeTrust Bancshares, Inc.                                         56,380   1,409,500             0.0%
                  Hope Bancorp, Inc.                                                100,714   1,844,073             0.0%
                  HopFed Bancorp, Inc.                                               18,198     268,421             0.0%
                  Horace Mann Educators Corp.                                       408,077  15,772,176             0.3%
#                 Horizon Bancorp                                                   127,273   3,435,098             0.1%
*                 Impac Mortgage Holdings, Inc.                                       3,107      44,430             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
                  Independence Holding Co.                                             75,515 $ 1,431,009             0.0%
                  Independent Bank Corp.(453836108)                                   216,294  13,691,410             0.2%
                  Independent Bank Corp.(453838609)                                    34,130     761,099             0.0%
#                 Independent Bank Group, Inc.                                        117,000   7,037,550             0.1%
                  Infinity Property & Casualty Corp.                                  121,048  12,014,014             0.2%
                  International Bancshares Corp.                                       20,877     780,800             0.0%
*                 INTL. FCStone, Inc.                                                 135,588   5,064,212             0.1%
                  Investar Holding Corp.                                                3,396      75,561             0.0%
                  Investment Technology Group, Inc.                                   225,221   4,484,150             0.1%
                  Investors Title Co.                                                  21,120   3,764,006             0.1%
                  James River Group Holdings, Ltd.                                     72,551   3,160,322             0.1%
*                 KCG Holdings, Inc. Class A                                          430,781   8,572,542             0.2%
                  Kearny Financial Corp.                                              390,433   5,700,322             0.1%
#                 Kentucky First Federal Bancorp                                       38,012     368,716             0.0%
#                 Kingstone Cos., Inc.                                                 38,634     577,578             0.0%
#*                Ladenburg Thalmann Financial Services, Inc.                         349,031     970,306             0.0%
#                 Lake Shore Bancorp, Inc.                                              3,521      55,949             0.0%
#                 Lakeland Bancorp, Inc.                                              346,728   6,743,860             0.1%
#                 Lakeland Financial Corp.                                            241,502  11,026,981             0.2%
                  Landmark Bancorp, Inc.                                               16,336     503,966             0.0%
                  LCNB Corp.                                                              964      21,353             0.0%
#                 LegacyTexas Financial Group, Inc.                                   336,242  12,713,310             0.2%
*                 LendingTree, Inc.                                                    70,500   9,933,450             0.2%
                  Macatawa Bank Corp.                                                 222,415   2,128,512             0.0%
                  Mackinac Financial Corp.                                             42,649     635,470             0.0%
#*                Magyar Bancorp, Inc.                                                 15,818     201,363             0.0%
#                 Maiden Holdings, Ltd.                                               606,478   7,490,003             0.1%
#                 MainSource Financial Group, Inc.                                    194,213   6,642,085             0.1%
*                 Malvern Bancorp, Inc.                                                 9,008     196,825             0.0%
#                 Manning & Napier, Inc.                                               57,081     331,070             0.0%
                  Marlin Business Services Corp.                                       75,977   1,933,615             0.0%
#*                MBIA, Inc.                                                        1,060,367   8,907,083             0.2%
                  MBT Financial Corp.                                                 108,543   1,215,682             0.0%
                  Mercantile Bank Corp.                                                83,560   2,810,123             0.1%
#                 Merchants Bancshares, Inc.                                           61,287   3,052,093             0.1%
                  Meridian Bancorp, Inc.                                              425,182   7,461,944             0.1%
#                 Meta Financial Group, Inc.                                          100,056   8,494,754             0.2%
#                 Mid Penn Bancorp, Inc.                                                7,759     214,536             0.0%
#                 MidSouth Bancorp, Inc.                                               62,711     956,343             0.0%
                  MidWestOne Financial Group, Inc.                                     24,788     860,144             0.0%
#                 Moelis & Co. Class A                                                  1,844      67,675             0.0%
*                 MSB Financial Corp.                                                   3,072      54,067             0.0%
                  MutualFirst Financial, Inc.                                          39,630   1,305,809             0.0%
                  National Bank Holdings Corp. Class A                                226,301   7,144,323             0.1%
*                 National Commerce Corp.                                              25,548     988,708             0.0%
#                 National Security Group, Inc. (The)                                  12,602     195,709             0.0%
#                 National Western Life Group, Inc. Class A                            15,845   4,852,373             0.1%
                  Navigators Group, Inc. (The)                                        181,882   9,830,722             0.2%
#                 NBT Bancorp, Inc.                                                   345,557  13,193,366             0.2%
                  Nelnet, Inc. Class A                                                 45,548   2,050,115             0.0%
                  NewStar Financial, Inc.                                             207,000   2,223,180             0.0%
*                 Nicholas Financial, Inc.                                             53,280     531,734             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Financials -- (Continued)
#*                Nicolet Bankshares, Inc.                                            3,846 $   189,608             0.0%
*                 NMI Holdings, Inc. Class A                                        294,771   3,419,344             0.1%
                  Northeast Bancorp                                                   5,962      99,864             0.0%
#                 Northfield Bancorp, Inc.                                          393,947   7,240,746             0.1%
                  Northrim BanCorp, Inc.                                             45,974   1,471,168             0.0%
#                 Northwest Bancshares, Inc.                                        594,520   9,595,553             0.2%
#                 Norwood Financial Corp.                                            10,591     393,879             0.0%
                  OceanFirst Financial Corp.                                        307,219   8,494,605             0.2%
#*                Ocwen Financial Corp.                                             780,429   1,787,182             0.0%
                  OFG Bancorp                                                       342,952   4,012,538             0.1%
                  Ohio Valley Banc Corp.                                             16,910     490,390             0.0%
                  Old Line Bancshares, Inc.                                          38,150   1,059,044             0.0%
#                 Old National Bancorp.                                             594,420   9,986,256             0.2%
                  Old Second Bancorp, Inc.                                          124,171   1,490,052             0.0%
                  OM Asset Management P.L.C.                                         47,367     737,031             0.0%
#*                On Deck Capital, Inc.                                               4,127      19,603             0.0%
#                 OneBeacon Insurance Group, Ltd. Class A                           102,613   1,636,677             0.0%
                  Oppenheimer Holdings, Inc. Class A                                 46,616     806,457             0.0%
                  Opus Bank                                                         158,544   3,575,167             0.1%
                  Oritani Financial Corp.                                           465,039   7,882,411             0.1%
                  Orrstown Financial Services, Inc.                                     465       9,974             0.0%
#                 Pacific Continental Corp.                                         129,968   3,249,200             0.1%
*                 Pacific Mercantile Bancorp                                         77,187     598,199             0.0%
*                 Pacific Premier Bancorp, Inc.                                     298,274  10,901,915             0.2%
#                 Park National Corp.                                                33,047   3,484,145             0.1%
                  Park Sterling Corp.                                               358,395   4,408,258             0.1%
#*                Patriot National Bancorp, Inc.                                        290       4,531             0.0%
                  PB Bancorp, Inc.                                                    1,325      13,846             0.0%
                  Peapack Gladstone Financial Corp.                                 112,807   3,616,592             0.1%
#                 Penns Woods Bancorp, Inc.                                          36,061   1,503,744             0.0%
#*                PennyMac Financial Services, Inc. Class A                          63,293   1,044,335             0.0%
#                 People's Utah Bancorp                                              29,945     790,548             0.0%
                  Peoples Bancorp of North Carolina, Inc.                            15,956     452,193             0.0%
                  Peoples Bancorp, Inc.                                             115,092   3,853,280             0.1%
#*                PHH Corp.                                                         610,139   7,870,793             0.1%
*                 PICO Holdings, Inc.                                               172,984   2,785,042             0.1%
                  Piper Jaffray Cos.                                                  4,037     252,716             0.0%
                  PJT Partners, Inc. Class A                                         28,227     978,348             0.0%
#*                PRA Group, Inc.                                                   112,619   3,626,332             0.1%
                  Preferred Bank                                                    116,616   6,179,482             0.1%
                  Premier Financial Bancorp, Inc.                                    54,264   1,162,878             0.0%
                  Provident Financial Holdings, Inc.                                 70,903   1,363,465             0.0%
                  Provident Financial Services, Inc.                                138,445   3,556,652             0.1%
                  Prudential Bancorp, Inc.                                           34,843     624,387             0.0%
#                 Pzena Investment Management, Inc. Class A                          83,504     859,256             0.0%
                  QCR Holdings, Inc.                                                 46,530   2,121,768             0.0%
*                 Regional Management Corp.                                          71,717   1,422,148             0.0%
                  Renasant Corp.                                                    312,327  13,242,665             0.2%
                  Republic Bancorp, Inc. Class A                                    194,141   6,985,193             0.1%
#*                Republic First Bancorp, Inc.                                      103,328     888,621             0.0%
                  Riverview Bancorp, Inc.                                           110,047     798,941             0.0%
*                 Royal Bancshares of Pennsylvania, Inc. Class A                     26,610     113,891             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
#                 S&T Bancorp, Inc.                                                   242,967 $ 8,737,093             0.2%
*                 Safeguard Scientifics, Inc.                                         226,298   2,873,985             0.1%
                  Safety Insurance Group, Inc.                                        151,316  10,955,278             0.2%
                  Salisbury Bancorp, Inc.                                               8,428     330,799             0.0%
                  Sandy Spring Bancorp, Inc.                                          222,179   9,609,242             0.2%
                  SB Financial Group, Inc.                                              2,810      48,613             0.0%
*                 Seacoast Banking Corp. of Florida                                   299,586   7,249,981             0.1%
*                 Security National Financial Corp. Class A                            26,859     189,356             0.0%
*                 Select Bancorp, Inc.                                                  9,127     102,770             0.0%
#                 ServisFirst Bancshares, Inc.                                        236,948   8,956,634             0.2%
                  Shore Bancshares, Inc.                                               44,264     734,340             0.0%
                  SI Financial Group, Inc.                                             27,499     411,110             0.0%
#                 Siebert Financial Corp.                                              13,141      55,455             0.0%
#                 Sierra Bancorp                                                       95,590   2,396,441             0.0%
#                 Silvercrest Asset Management Group, Inc. Class A                      7,987     109,023             0.0%
#                 Simmons First National Corp. Class A                                187,703  10,257,969             0.2%
*                 Southern First Bancshares, Inc.                                      30,135   1,015,550             0.0%
                  Southern Missouri Bancorp, Inc.                                      21,123     703,396             0.0%
#                 Southern National Bancorp of Virginia, Inc.                          27,826     506,711             0.0%
#                 Southside Bancshares, Inc.                                          282,507   9,808,643             0.2%
                  Southwest Bancorp, Inc.                                             144,836   3,758,494             0.1%
                  Southwest Georgia Financial Corp.                                    12,047     231,543             0.0%
#                 State Auto Financial Corp.                                          140,863   3,784,989             0.1%
#                 State Bank Financial Corp.                                          236,467   6,351,504             0.1%
                  State National Cos., Inc.                                           118,831   1,743,251             0.0%
#                 Stewart Information Services Corp.                                  308,986  14,658,296             0.3%
#                 Stock Yards Bancorp, Inc.                                           213,476   8,752,516             0.2%
#                 Stonegate Bank                                                       65,422   3,002,870             0.1%
                  Summit Financial Group, Inc.                                          2,655      58,065             0.0%
                  Summit State Bank                                                     1,397      18,371             0.0%
                  Sun Bancorp, Inc.                                                   106,305   2,652,310             0.1%
*                 Sunshine Bancorp, Inc.                                                1,243      26,712             0.0%
#                 Sussex Bancorp                                                       11,747     303,073             0.0%
                  Territorial Bancorp, Inc.                                            51,533   1,594,946             0.0%
*                 TheStreet, Inc.                                                       1,706       1,450             0.0%
#*                Third Point Reinsurance, Ltd.                                        36,348     439,811             0.0%
                  Timberland Bancorp, Inc.                                             70,526   1,563,561             0.0%
#                 Tiptree, Inc.                                                       220,047   1,551,331             0.0%
#                 Tompkins Financial Corp.                                            119,614   9,888,489             0.2%
                  Towne Bank                                                          163,169   5,294,834             0.1%
                  Trico Bancshares                                                    196,690   6,974,627             0.1%
*                 TriState Capital Holdings, Inc.                                     123,335   3,071,041             0.1%
*                 Triumph Bancorp, Inc.                                                49,539   1,109,674             0.0%
#                 TrustCo Bank Corp. NY                                             1,034,799   8,226,652             0.1%
#                 Trustmark Corp.                                                     187,481   6,228,119             0.1%
                  Two River Bancorp                                                       812      14,941             0.0%
*                 Unico American Corp.                                                109,255   1,119,864             0.0%
                  Union Bankshares Corp.                                              304,616  10,430,052             0.2%
#                 Union Bankshares, Inc.                                               14,917     627,260             0.0%
                  United Bancshares, Inc.                                               6,297     137,275             0.0%
#                 United Bankshares, Inc.                                             241,273   9,626,789             0.2%
                  United Community Bancorp                                              1,415      25,187             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                    SHARES      VALUE+     OF NET ASSETS**
                                                                                    ------- -------------- ---------------
Financials -- (Continued)
                  United Community Banks, Inc.                                      483,989 $   13,237,099             0.2%
                  United Community Financial Corp.                                  339,724      2,901,243             0.1%
                  United Financial Bancorp, Inc.                                    369,055      6,373,580             0.1%
                  United Fire Group, Inc.                                           190,841      8,397,004             0.2%
#                 United Insurance Holdings Corp.                                   121,593      1,855,509             0.0%
*                 United Security Bancshares                                        125,484      1,047,791             0.0%
                  Unity Bancorp, Inc.                                                46,241        756,040             0.0%
                  Universal Insurance Holdings, Inc.                                410,124     10,683,730             0.2%
                  Univest Corp. of Pennsylvania                                     179,507      5,439,062             0.1%
                  Value Line, Inc.                                                   77,510      1,354,875             0.0%
*                 Veritex Holdings, Inc.                                             57,200      1,540,968             0.0%
#                 Virtus Investment Partners, Inc.                                   90,069      9,583,342             0.2%
#                 Waddell & Reed Financial, Inc. Class A                            274,133      4,931,653             0.1%
#*                Walker & Dunlop, Inc.                                             342,436     15,358,255             0.3%
#*                Walter Investment Management Corp.                                  5,902          6,315             0.0%
#                 Washington Trust Bancorp, Inc.                                    179,764      8,844,389             0.2%
                  WashingtonFirst Bankshares, Inc.                                   12,056        339,135             0.0%
                  Waterstone Financial, Inc.                                        159,869      3,037,511             0.1%
                  Wayne Savings Bancshares, Inc.                                      3,361         61,271             0.0%
#                 WesBanco, Inc.                                                    323,640     12,884,108             0.2%
                  West Bancorporation, Inc.                                         100,769      2,347,918             0.0%
#                 Westamerica Bancorporation                                        105,168      5,786,343             0.1%
                  Western New England Bancorp, Inc.                                 215,566      2,263,443             0.0%
                  Westwood Holdings Group, Inc.                                      66,630      3,717,954             0.1%
#*                WMIH Corp.                                                        173,150        259,725             0.0%
#*                World Acceptance Corp.                                            119,761      6,335,357             0.1%
#                 WSFS Financial Corp.                                              211,182      9,967,790             0.2%
                  WVS Financial Corp.                                                12,479        190,305             0.0%
#*                Xenith Bankshares, Inc.                                            13,211        356,961             0.0%
                                                                                            -------------- ---------------
Total Financials                                                                             1,345,548,870            23.0%
                                                                                            -------------- ---------------
Health Care -- (7.7%)
#                 Abaxis, Inc.                                                      176,059      7,927,937             0.1%
#*                Abeona Therapeutics, Inc.                                           4,655         26,301             0.0%
*                 Accuray, Inc.                                                      65,402        297,579             0.0%
#                 Aceto Corp.                                                       330,473      5,237,997             0.1%
#*                Achillion Pharmaceuticals, Inc.                                   370,893      1,264,745             0.0%
#*                Acorda Therapeutics, Inc.                                         302,790      4,890,058             0.1%
#*                Adamas Pharmaceuticals, Inc.                                       18,810        308,108             0.0%
*                 Addus HomeCare Corp.                                              128,715      4,369,874             0.1%
#*                Adverum Biotechnologies, Inc.                                      81,008        230,873             0.0%
*                 Agile Therapeutics, Inc.                                            8,642         31,025             0.0%
#*                Albany Molecular Research, Inc.                                   329,931      5,282,195             0.1%
*                 Alliance HealthCare Services, Inc.                                 75,507        989,142             0.0%
*                 Allied Healthcare Products, Inc.                                    7,084         12,893             0.0%
#*                Almost Family, Inc.                                               103,213      5,124,525             0.1%
*                 AMAG Pharmaceuticals, Inc.                                        129,586      3,161,898             0.1%
#*                Amedisys, Inc.                                                    230,435     12,489,577             0.2%
#*                American Shared Hospital Services                                  37,963        165,139             0.0%
#*                Amicus Therapeutics, Inc.                                          24,827        190,671             0.0%
#*                AMN Healthcare Services, Inc.                                     227,028      9,274,094             0.2%
#*                Amphastar Pharmaceuticals, Inc.                                   229,339      3,463,019             0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Health Care -- (Continued)
                  Analogic Corp.                                                    143,016 $10,275,700             0.2%
#*                AngioDynamics, Inc.                                               233,098   3,617,681             0.1%
#*                ANI Pharmaceuticals, Inc.                                          47,477   2,569,455             0.1%
#*                Anika Therapeutics, Inc.                                          177,302   8,178,941             0.1%
#*                Aptevo Therapeutics, Inc.                                         172,150     344,300             0.0%
#*                Aralez Pharmaceuticals, Inc.                                       35,680      57,445             0.0%
#*                Aratana Therapeutics, Inc.                                         94,451     585,596             0.0%
*                 Ardelyx, Inc.                                                      28,405     380,627             0.0%
*                 Assembly Biosciences, Inc.                                          4,746     112,148             0.0%
#                 Atrion Corp.                                                       20,115  10,401,466             0.2%
#*                aTyr Pharma, Inc.                                                  26,979      89,031             0.0%
*                 Bioptix, Inc.                                                       3,636      13,490             0.0%
#*                BioScrip, Inc.                                                     43,127      65,553             0.0%
#*                BioSpecifics Technologies Corp.                                    47,441   2,691,328             0.1%
#*                BioTelemetry, Inc.                                                309,588  10,185,445             0.2%
#*                Bovie Medical Corp.                                                51,280     138,456             0.0%
*                 Calithera Biosciences, Inc.                                         2,407      26,116             0.0%
#*                Cambrex Corp.                                                     265,240  15,741,994             0.3%
#*                Cancer Genetics, Inc.                                               1,400       5,740             0.0%
#*                Capital Senior Living Corp.                                       308,093   4,304,059             0.1%
#*                Cara Therapeutics, Inc.                                            57,012     905,921             0.0%
#*                Celldex Therapeutics, Inc.                                         60,954     202,977             0.0%
*                 Cempra, Inc.                                                       64,454     277,152             0.0%
#*                Chimerix, Inc.                                                    233,282   1,395,026             0.0%
#*                Cidara Therapeutics, Inc.                                           4,606      35,697             0.0%
*                 Civitas Solutions, Inc.                                            17,438     310,396             0.0%
#*                CombiMatrix Corp.                                                   7,020      33,696             0.0%
*                 Community Health Systems, Inc.                                     46,030     396,318             0.0%
#                 Computer Programs & Systems, Inc.                                  96,128   2,638,714             0.1%
*                 Concert Pharmaceuticals, Inc.                                      69,363   1,100,791             0.0%
                  CONMED Corp.                                                      255,210  12,546,124             0.2%
#*                Corcept Therapeutics, Inc.                                        119,545   1,140,459             0.0%
*                 CorVel Corp.                                                      262,442  11,678,669             0.2%
#*                Corvus Pharmaceuticals, Inc.                                        6,392      63,473             0.0%
#*                Cross Country Healthcare, Inc.                                    224,827   3,140,833             0.1%
*                 CryoLife, Inc.                                                    319,557   5,799,960             0.1%
#*                Cumberland Pharmaceuticals, Inc.                                  169,380     987,485             0.0%
*                 Cutera, Inc.                                                      110,074   2,151,947             0.0%
#*                Cyclacel Pharmaceuticals, Inc.                                      7,783      42,028             0.0%
#*                Depomed, Inc.                                                     170,853   2,048,527             0.0%
#*                Dicerna Pharmaceuticals, Inc.                                       7,960      26,507             0.0%
                  Digirad Corp.                                                     104,281     490,121             0.0%
*                 Electromed, Inc.                                                   15,464      73,918             0.0%
#*                Emergent BioSolutions, Inc.                                       421,848  12,617,474             0.2%
#*                Enanta Pharmaceuticals, Inc.                                       88,116   2,797,683             0.1%
#*                Endocyte, Inc.                                                     30,200      69,460             0.0%
#                 Ensign Group, Inc. (The)                                          494,467   8,875,683             0.2%
*                 Enzo Biochem, Inc.                                                360,030   3,168,264             0.1%
#*                Epizyme, Inc.                                                      17,846     322,120             0.0%
#*                Esperion Therapeutics, Inc.                                        10,992     392,964             0.0%
*                 Exactech, Inc.                                                     99,378   2,946,558             0.1%
#*                Five Prime Therapeutics, Inc.                                     212,497   7,407,645             0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Health Care -- (Continued)
*                 Five Star Senior Living, Inc.                                      67,039 $   127,374             0.0%
#*                Fluidigm Corp.                                                     26,439     130,609             0.0%
*                 FONAR Corp.                                                           695      13,309             0.0%
*                 Genesis Healthcare, Inc.                                          157,294     380,651             0.0%
#*                Geron Corp.                                                        20,129      51,530             0.0%
#*                Haemonetics Corp.                                                  39,634   1,659,872             0.0%
#*                Halyard Health, Inc.                                              303,521  11,989,079             0.2%
*                 Harvard Bioscience, Inc.                                          295,052     708,125             0.0%
#*                HealthStream, Inc.                                                283,854   7,888,303             0.1%
#*                Heska Corp.                                                         8,008     866,866             0.0%
*                 HMS Holdings Corp.                                                412,783   8,449,668             0.2%
*                 Icad, Inc.                                                          5,421      30,303             0.0%
#*                Immune Design Corp.                                                 4,498      29,462             0.0%
#*                Impax Laboratories, Inc.                                          128,933   1,811,509             0.0%
#*                Infinity Pharmaceuticals, Inc.                                    173,960     374,014             0.0%
*                 InfuSystem Holdings, Inc.                                           5,697      11,679             0.0%
*                 Innoviva, Inc.                                                     68,306     804,986             0.0%
*                 Inogen, Inc.                                                      134,875  11,179,789             0.2%
#*                Inotek Pharmaceuticals Corp.                                        1,700       3,400             0.0%
#*                Integer Holdings Corp.                                            284,237  10,445,710             0.2%
#*                Intra-Cellular Therapies, Inc.                                     94,240   1,302,397             0.0%
#                 Invacare Corp.                                                    272,732   4,009,160             0.1%
*                 IRIDEX Corp.                                                       60,163     685,858             0.0%
#*                Juniper Pharmaceuticals, Inc.                                      11,038      50,775             0.0%
*                 Karyopharm Therapeutics, Inc.                                      46,955     479,880             0.0%
                  Kewaunee Scientific Corp.                                          25,060     582,645             0.0%
#*                Kindred Biosciences, Inc.                                         227,467   1,580,896             0.0%
                  Kindred Healthcare, Inc.                                          615,187   5,905,795             0.1%
#                 Landauer, Inc.                                                     47,533   2,500,236             0.0%
#*                Lannett Co., Inc.                                                  24,987     649,662             0.0%
*                 Lantheus Holdings, Inc.                                           169,749   2,206,737             0.0%
                  LeMaitre Vascular, Inc.                                           202,320   6,019,020             0.1%
*                 LHC Group, Inc.                                                   183,551   9,930,109             0.2%
#*                Lipocine, Inc.                                                     20,242      85,826             0.0%
                  Luminex Corp.                                                     330,545   6,224,162             0.1%
*                 Magellan Health, Inc.                                              34,515   2,374,632             0.0%
#*                MediciNova, Inc.                                                   13,382      76,947             0.0%
#                 Meridian Bioscience, Inc.                                         347,364   5,140,987             0.1%
*                 Merit Medical Systems, Inc.                                       505,117  17,022,443             0.3%
*                 Micron Solutions, Inc.                                             16,626      65,506             0.0%
#*                Mirati Therapeutics, Inc.                                          47,447     215,884             0.0%
*                 Misonix, Inc.                                                      62,661     701,803             0.0%
#*                Momenta Pharmaceuticals, Inc.                                      59,491     853,696             0.0%
#*                Myriad Genetics, Inc.                                             179,347   3,298,191             0.1%
                  National HealthCare Corp.                                         104,118   7,748,462             0.1%
#                 National Research Corp. Class A                                   200,790   4,979,592             0.1%
                  National Research Corp. Class B                                    33,719   1,422,267             0.0%
#*                Natus Medical, Inc.                                               355,299  12,435,465             0.2%
#*                NeoGenomics, Inc.                                                  86,653     654,230             0.0%
#*                NewLink Genetics Corp.                                              2,339      43,716             0.0%
*                 Nivalis Therapeutics, Inc.                                         15,100      34,126             0.0%
*                 Nuvectra Corp.                                                    102,743     840,438             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Health Care -- (Continued)
#*                Omnicell, Inc.                                                    390,314 $ 16,159,000             0.3%
#*                OraSure Technologies, Inc.                                        494,311    6,480,417             0.1%
#*                Orthofix International NV                                         193,668    7,659,569             0.1%
#*                Otonomy, Inc.                                                     107,701    1,437,808             0.0%
#*                OvaScience, Inc.                                                    6,702       10,120             0.0%
#                 PDL BioPharma, Inc.                                               902,052    2,029,617             0.0%
#*                Pfenex, Inc.                                                       12,199       58,677             0.0%
*                 PharMerica Corp.                                                  320,632    7,566,915             0.1%
                  Phibro Animal Health Corp. Class A                                 92,153    2,741,552             0.1%
*                 Prestige Brands Holdings, Inc.                                     32,414    1,860,888             0.0%
#*                Progenics Pharmaceuticals, Inc.                                     4,992       39,537             0.0%
*                 ProPhase Labs, Inc.                                                51,285      103,596             0.0%
*                 Proteostasis Therapeutics, Inc.                                    11,996       72,516             0.0%
#*                Providence Service Corp. (The)                                    166,898    7,343,512             0.1%
                  Psychemedics Corp.                                                  5,572      106,258             0.0%
#*                PTC Therapeutics, Inc.                                             48,664      591,268             0.0%
*                 Quality Systems, Inc.                                             501,718    7,154,499             0.1%
#*                Quidel Corp.                                                      211,538    5,112,873             0.1%
*                 Quorum Health Corp.                                                57,307      244,701             0.0%
#*                RadNet, Inc.                                                      258,945    1,566,617             0.0%
#*                Repligen Corp.                                                    336,367   12,374,942             0.2%
#*                Retrophin, Inc.                                                   114,354    2,240,195             0.0%
*                 RTI Surgical, Inc.                                                463,506    1,877,199             0.0%
#*                Sangamo Therapeutics, Inc.                                          8,538       40,982             0.0%
*                 SciClone Pharmaceuticals, Inc.                                    567,595    5,477,292             0.1%
*                 SeaSpine Holdings Corp.                                            19,258      154,257             0.0%
#*                Select Medical Holdings Corp.                                     215,463    2,962,616             0.1%
*                 Seres Therapeutics, Inc.                                            4,999       49,140             0.0%
#*                Sientra, Inc.                                                       4,351       36,548             0.0%
#                 Simulations Plus, Inc.                                            128,297    1,501,075             0.0%
*                 Sorrento Therapeutics, Inc.                                        13,797       26,904             0.0%
                  Span-America Medical Systems, Inc.                                 32,884      716,214             0.0%
#*                Spectrum Pharmaceuticals, Inc.                                    481,269    3,662,457             0.1%
#*                Stemline Therapeutics, Inc.                                        18,782      167,160             0.0%
#*                Sucampo Pharmaceuticals, Inc. Class A                             355,676    3,610,111             0.1%
#*                Supernus Pharmaceuticals, Inc.                                    287,628    9,376,673             0.2%
#*                Surgery Partners, Inc.                                              2,800       48,160             0.0%
*                 Surmodics, Inc.                                                   141,306    3,228,842             0.1%
#*                Tetraphase Pharmaceuticals, Inc.                                  141,931    1,125,513             0.0%
#*                Titan Pharmaceuticals, Inc.                                         3,656       10,785             0.0%
#*                Tivity Health, Inc.                                               377,575   12,686,520             0.2%
#*                Tonix Pharmaceuticals Holding Corp.                                 7,121       29,766             0.0%
#*                Triple-S Management Corp. Class B                                 144,886    2,622,437             0.1%
                  US Physical Therapy, Inc.                                         140,176    9,195,546             0.2%
#                 Utah Medical Products, Inc.                                        47,236    2,956,974             0.1%
*                 Versartis, Inc.                                                     2,003       36,855             0.0%
#*                Voyager Therapeutics, Inc.                                          4,359       45,508             0.0%
#*                Xencor, Inc.                                                       88,784    2,279,085             0.0%
*                 Zafgen, Inc.                                                      129,273      630,852             0.0%
#*                Zogenix, Inc.                                                      96,596    1,062,556             0.0%
                                                                                            ------------ ---------------
Total Health Care                                                                            526,257,696             9.0%
                                                                                            ------------ ---------------

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Industrials -- (18.3%)
#                 AAON, Inc.                                                        449,295 $16,466,662             0.3%
                  AAR Corp.                                                         290,650  10,460,493             0.2%
*                 Acacia Research Corp.                                              87,661     477,752             0.0%
#*                ACCO Brands Corp.                                                 649,918   9,261,331             0.2%
                  Acme United Corp.                                                  30,407     881,803             0.0%
#                 Actuant Corp. Class A                                              73,212   1,998,688             0.0%
#                 Advanced Drainage Systems, Inc.                                    46,155   1,063,873             0.0%
*                 Aegion Corp.                                                      313,767   7,160,163             0.1%
#*                AeroCentury Corp.                                                   9,017      88,817             0.0%
#*                Aerojet Rocketdyne Holdings, Inc.                                 459,603  10,299,703             0.2%
#*                Aerovironment, Inc.                                               220,190   6,290,828             0.1%
*                 Air Transport Services Group, Inc.                                481,646   8,857,470             0.2%
#                 Aircastle, Ltd.                                                   164,624   3,888,419             0.1%
                  Alamo Group, Inc.                                                  89,021   7,038,000             0.1%
                  Albany International Corp. Class A                                280,221  13,660,774             0.2%
                  Allied Motion Technologies, Inc.                                   68,310   1,546,538             0.0%
                  Altra Industrial Motion Corp.                                     294,050  12,982,307             0.2%
*                 Ameresco, Inc. Class A                                            106,947     689,808             0.0%
#                 American Railcar Industries, Inc.                                 168,698   7,076,881             0.1%
*                 American Superconductor Corp.                                       5,830      30,374             0.0%
*                 American Woodmark Corp.                                           144,388  13,269,257             0.2%
*                 AMREP Corp.                                                        66,450     399,365             0.0%
#                 Apogee Enterprises, Inc.                                          293,243  15,981,743             0.3%
                  Applied Industrial Technologies, Inc.                              13,292     850,688             0.0%
*                 ARC Document Solutions, Inc.                                      336,686   1,239,004             0.0%
                  ArcBest Corp.                                                     190,450   5,037,403             0.1%
#                 Argan, Inc.                                                       174,313  11,652,824             0.2%
#*                Armstrong Flooring, Inc.                                           94,616   1,815,681             0.0%
*                 Arotech Corp.                                                     118,509     379,229             0.0%
*                 Art's-Way Manufacturing Co., Inc.                                     200         670             0.0%
                  Astec Industries, Inc.                                            189,445  12,001,341             0.2%
*                 Astronics Corp.                                                   156,923   5,101,567             0.1%
#*                Astronics Corp. Class B                                             6,976     226,092             0.0%
*                 Atlas Air Worldwide Holdings, Inc.                                 84,521   4,902,218             0.1%
*                 Avalon Holdings Corp. Class A                                      20,575      48,763             0.0%
#*                Axon Enterprise, Inc.                                             538,938  13,247,096             0.2%
                  AZZ, Inc.                                                         198,077  11,696,447             0.2%
*                 Babcock & Wilcox Enterprises, Inc.                                177,721   1,665,246             0.0%
                  Barrett Business Services, Inc.                                    23,629   1,362,448             0.0%
#*                Blue Bird Corp.                                                     9,917     184,456             0.0%
*                 BlueLinx Holdings, Inc.                                            17,019     185,847             0.0%
#*                BMC Stock Holdings, Inc.                                          179,144   4,174,055             0.1%
                  Brady Corp. Class A                                               181,249   7,059,649             0.1%
                  Briggs & Stratton Corp.                                           387,579   9,685,599             0.2%
                  Brink's Co. (The)                                                 233,711  14,349,855             0.3%
#*                Broadwind Energy, Inc.                                             22,747     209,045             0.0%
*                 Builders FirstSource, Inc.                                        518,209   8,296,526             0.1%
*                 CAI International, Inc.                                           135,278   2,789,432             0.1%
*                 Casella Waste Systems, Inc. Class A                               458,874   6,906,054             0.1%
*                 CBIZ, Inc.                                                        554,626   8,735,360             0.2%
*                 CDI Corp.                                                         125,070   1,019,321             0.0%
#                 CECO Environmental Corp.                                          185,721   2,096,790             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Industrials -- (Continued)
#                 Celadon Group, Inc.                                               206,264 $   814,743             0.0%
#*                Cenveo, Inc.                                                        1,669       7,410             0.0%
#*                Chart Industries, Inc.                                            315,567  11,521,351             0.2%
#                 Chicago Rivet & Machine Co.                                        17,700     733,311             0.0%
#                 CIRCOR International, Inc.                                        178,993  11,940,623             0.2%
                  Columbus McKinnon Corp.                                           164,308   4,293,368             0.1%
                  Comfort Systems USA, Inc.                                         380,897  13,978,920             0.2%
*                 Command Security Corp.                                             17,842      45,140             0.0%
*                 Commercial Vehicle Group, Inc.                                    181,549   1,613,971             0.0%
                  CompX International, Inc.                                          18,270     272,223             0.0%
*                 Continental Building Products, Inc.                               326,956   7,961,379             0.1%
*                 Continental Materials Corp.                                        14,518     320,122             0.0%
*                 Covenant Transportation Group, Inc. Class A                       121,098   2,268,166             0.0%
#*                CPI Aerostructures, Inc.                                           58,946     365,465             0.0%
                  CRA International, Inc.                                           101,530   3,852,048             0.1%
#*                CSW Industrials, Inc.                                              13,325     471,705             0.0%
                  Cubic Corp.                                                       116,127   6,026,991             0.1%
*                 DigitalGlobe, Inc.                                                 39,532   1,272,930             0.0%
                  DMC Global, Inc.                                                  109,679   1,678,089             0.0%
#                 Douglas Dynamics, Inc.                                            259,714   8,284,877             0.1%
*                 Ducommun, Inc.                                                     97,436   2,863,644             0.1%
*                 DXP Enterprises, Inc.                                             149,665   5,459,779             0.1%
*                 Eagle Bulk Shipping, Inc.                                          10,072      49,655             0.0%
                  Eastern Co. (The)                                                  55,897   1,545,552             0.0%
#*                Echo Global Logistics, Inc.                                       255,692   4,794,225             0.1%
                  Ecology and Environment, Inc. Class A                              19,292     206,424             0.0%
                  Encore Wire Corp.                                                 199,707   8,827,049             0.2%
#*                Energy Focus, Inc.                                                  3,592      11,099             0.0%
#*                Energy Recovery, Inc.                                               1,625      13,715             0.0%
*                 Engility Holdings, Inc.                                           177,120   5,021,352             0.1%
                  Ennis, Inc.                                                       224,327   3,948,155             0.1%
#                 EnPro Industries, Inc.                                            161,147  11,385,036             0.2%
#                 EnviroStar, Inc.                                                   33,694     796,863             0.0%
                  ESCO Technologies, Inc.                                           179,551  10,566,576             0.2%
                  Espey Manufacturing & Electronics Corp.                            35,187     818,801             0.0%
                  Essendant, Inc.                                                   153,889   2,569,946             0.1%
#*                ExOne Co. (The)                                                    13,293     134,126             0.0%
                  Exponent, Inc.                                                    266,014  16,266,756             0.3%
                  Federal Signal Corp.                                              650,662  10,156,834             0.2%
                  Forward Air Corp.                                                 308,222  16,388,164             0.3%
#*                Franklin Covey Co.                                                167,415   3,557,569             0.1%
                  Franklin Electric Co., Inc.                                       112,447   4,621,572             0.1%
#                 FreightCar America, Inc.                                           90,400   1,180,624             0.0%
*                 FTI Consulting, Inc.                                               31,131   1,076,821             0.0%
*                 Fuel Tech, Inc.                                                   118,338     108,634             0.0%
*                 Genco Shipping & Trading, Ltd.                                      9,101     104,844             0.0%
#*                Gencor Industries, Inc.                                            38,276     635,382             0.0%
#                 General Cable Corp.                                               375,978   6,767,604             0.1%
*                 Gibraltar Industries, Inc.                                        309,471  12,146,737             0.2%
                  Global Brass & Copper Holdings, Inc.                              162,999   5,810,914             0.1%
*                 Golden Ocean Group, Ltd.                                           10,070      76,733             0.0%
#*                Goldfield Corp. (The)                                             180,868     985,731             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Industrials -- (Continued)
                  Gorman-Rupp Co. (The)                                             260,548 $ 7,456,884             0.1%
*                 GP Strategies Corp.                                               173,016   4,688,734             0.1%
                  Graham Corp.                                                       67,722   1,494,625             0.0%
#                 Granite Construction, Inc.                                          9,708     511,709             0.0%
*                 Great Lakes Dredge & Dock Corp.                                   433,227   1,971,183             0.0%
#                 Greenbrier Cos., Inc. (The)                                       203,120   8,825,564             0.2%
#                 Griffon Corp.                                                     405,563   9,733,512             0.2%
#                 H&E Equipment Services, Inc.                                      346,813   7,324,691             0.1%
                  Hardinge, Inc.                                                     96,286   1,011,003             0.0%
*                 Harsco Corp.                                                      279,326   3,645,204             0.1%
*                 HC2 Holdings, Inc.                                                155,340     907,186             0.0%
#                 Heartland Express, Inc.                                           170,693   3,434,343             0.1%
                  Heidrick & Struggles International, Inc.                          154,563   3,323,105             0.1%
#*                Herc Holdings, Inc.                                               242,608  11,031,386             0.2%
*                 Heritage-Crystal Clean, Inc.                                       25,728     387,206             0.0%
#                 Herman Miller, Inc.                                                27,475     909,423             0.0%
#*                Hertz Global Holdings, Inc.                                        34,978     576,787             0.0%
#*                Hill International, Inc.                                          321,162   1,300,706             0.0%
                  Houston Wire & Cable Co.                                          179,216   1,120,100             0.0%
*                 Hub Group, Inc. Class A                                           280,553  10,983,650             0.2%
#                 Hudson Global, Inc.                                               216,487     304,164             0.0%
#*                Hudson Technologies, Inc.                                         251,422   1,785,096             0.0%
                  Hurco Cos., Inc.                                                   55,394   1,606,426             0.0%
*                 Huron Consulting Group, Inc.                                      221,761   9,868,364             0.2%
*                 Huttig Building Products, Inc.                                    158,270   1,392,776             0.0%
#                 Hyster-Yale Materials Handling, Inc.                              100,039   6,013,344             0.1%
*                 ICF International, Inc.                                           127,837   5,644,004             0.1%
*                 IES Holdings, Inc.                                                157,042   3,140,840             0.1%
*                 InnerWorkings, Inc.                                               605,690   6,414,257             0.1%
*                 Innovative Solutions & Support, Inc.                              139,210     491,411             0.0%
                  Insperity, Inc.                                                   229,047  20,923,443             0.4%
#                 Insteel Industries, Inc.                                          216,200   7,525,922             0.1%
                  Interface, Inc.                                                   675,348  13,439,425             0.2%
#*                Intersections, Inc.                                               130,457     639,239             0.0%
#                 John Bean Technologies Corp.                                       33,790   2,995,484             0.1%
                  Kadant, Inc.                                                       95,013   5,905,058             0.1%
#                 Kaman Corp.                                                       281,442  13,512,030             0.2%
                  Kelly Services, Inc. Class A                                      273,774   6,110,636             0.1%
#                 Kelly Services, Inc. Class B                                          635      14,268             0.0%
*                 Key Technology, Inc.                                               49,705     648,153             0.0%
#*                KEYW Holding Corp. (The)                                           91,092     864,463             0.0%
                  Kforce, Inc.                                                      307,035   6,969,695             0.1%
                  Kimball International, Inc. Class B                               351,725   6,250,153             0.1%
#                 Knoll, Inc.                                                       533,971  12,793,945             0.2%
#                 Korn/Ferry International                                          428,819  13,893,736             0.2%
#*                Kratos Defense & Security Solutions, Inc.                         412,499   3,143,242             0.1%
*                 Lawson Products, Inc.                                              81,198   1,847,255             0.0%
*                 Layne Christensen Co.                                             145,371   1,158,607             0.0%
                  LB Foster Co. Class A                                             104,091   1,478,092             0.0%
                  Lindsay Corp.                                                      94,854   8,239,018             0.1%
#*                LMI Aerospace, Inc.                                               102,242   1,418,097             0.0%
                  LS Starrett Co. (The) Class A                                      49,444     484,551             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Industrials -- (Continued)
                  LSC Communications, Inc.                                             35,430 $   916,574             0.0%
                  LSI Industries, Inc.                                                221,468   2,008,715             0.0%
*                 Lydall, Inc.                                                        190,887  10,002,479             0.2%
*                 Manitex International, Inc.                                           9,596      71,010             0.0%
#*                Manitowoc Co., Inc. (The)                                         1,166,431   6,963,593             0.1%
                  Marten Transport, Ltd.                                              304,206   7,544,309             0.1%
*                 MasTec, Inc.                                                        159,883   7,058,834             0.1%
*                 Mastech Digital, Inc.                                                14,852     106,934             0.0%
                  Matson, Inc.                                                        223,979   7,100,134             0.1%
                  Matthews International Corp. Class A                                 92,502   6,341,012             0.1%
                  McGrath RentCorp                                                    241,932   8,421,653             0.2%
#*                Mercury Systems, Inc.                                               339,485  12,689,949             0.2%
#*                Meritor, Inc.                                                       962,823  17,147,878             0.3%
#*                Milacron Holdings Corp.                                               3,581      67,394             0.0%
                  Miller Industries, Inc.                                              81,772   2,077,009             0.0%
#*                Mistras Group, Inc.                                                 194,094   4,367,115             0.1%
#                 Mobile Mini, Inc.                                                   101,912   2,924,874             0.1%
*                 MRC Global, Inc.                                                    588,204  10,722,959             0.2%
                  Mueller Water Products, Inc. Class A                                796,047   8,955,529             0.2%
#                 Multi-Color Corp.                                                   155,090  11,910,912             0.2%
*                 MYR Group, Inc.                                                     141,325   5,972,395             0.1%
#                 National Presto Industries, Inc.                                     42,780   4,464,093             0.1%
*                 Navigant Consulting, Inc.                                           356,110   8,535,957             0.2%
*                 NCI Building Systems, Inc.                                          357,577   6,257,598             0.1%
*                 Neff Corp. Class A                                                   28,714     505,366             0.0%
#*                NL Industries, Inc.                                                 248,879   2,015,920             0.0%
#                 NN, Inc.                                                            203,386   5,613,454             0.1%
*                 Northwest Pipe Co.                                                   92,112   1,290,489             0.0%
#*                NOW, Inc.                                                            52,698     896,393             0.0%
#*                NV5 Global, Inc.                                                     33,243   1,286,504             0.0%
#*                Ocean Power Technologies, Inc.                                        7,764      11,103             0.0%
#                 Omega Flex, Inc.                                                     99,399   5,583,242             0.1%
#*                Orion Energy Systems, Inc.                                           35,439      52,804             0.0%
*                 Orion Group Holdings, Inc.                                          160,274   1,210,069             0.0%
*                 PAM Transportation Services, Inc.                                    40,566     761,424             0.0%
                  Park-Ohio Holdings Corp.                                             98,485   3,875,385             0.1%
#*                Patrick Industries, Inc.                                            173,376  12,318,365             0.2%
#*                Patriot Transportation Holding, Inc.                                 30,858     641,538             0.0%
*                 Pendrell Corp.                                                       12,595      77,333             0.0%
*                 Performant Financial Corp.                                          275,215     627,490             0.0%
*                 Perma-Fix Environmental Services                                      1,994       7,178             0.0%
*                 Perma-Pipe International Holdings, Inc.                              57,134     459,929             0.0%
#*                PGT Innovations, Inc.                                               449,592   4,900,553             0.1%
#*                Pioneer Power Solutions, Inc.                                         3,481      24,715             0.0%
*                 Ply Gem Holdings, Inc.                                              221,287   4,259,775             0.1%
#                 Powell Industries, Inc.                                             105,933   3,653,629             0.1%
#*                Power Solutions International, Inc.                                   9,735      82,748             0.0%
                  Preformed Line Products Co.                                          51,141   2,706,893             0.1%
                  Primoris Services Corp.                                             391,406   8,990,596             0.2%
#*                Proto Labs, Inc.                                                      4,777     277,066             0.0%
#                 Quad/Graphics, Inc.                                                 132,710   3,484,965             0.1%
#                 Quanex Building Products Corp.                                      304,194   6,205,558             0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Industrials -- (Continued)
*                 Radiant Logistics, Inc.                                            80,662 $   483,972             0.0%
#                 Raven Industries, Inc.                                            391,690  12,142,390             0.2%
#*                RBC Bearings, Inc.                                                 30,998   3,109,099             0.1%
*                 RCM Technologies, Inc.                                            111,638     531,397             0.0%
#                 Resources Connection, Inc.                                        329,714   4,583,025             0.1%
*                 Roadrunner Transportation Systems, Inc.                           225,772   1,517,188             0.0%
*                 RPX Corp.                                                         343,499   4,410,527             0.1%
*                 Rush Enterprises, Inc. Class A                                    234,761   8,862,228             0.2%
*                 Rush Enterprises, Inc. Class B                                    114,340   3,960,738             0.1%
*                 Saia, Inc.                                                        216,736  10,435,838             0.2%
                  Servotronics, Inc.                                                 24,804     254,241             0.0%
*                 SIFCO Industries, Inc.                                             45,608     369,425             0.0%
                  SkyWest, Inc.                                                     338,876  12,606,187             0.2%
*                 SP Plus Corp.                                                     173,902   5,990,924             0.1%
*                 Sparton Corp.                                                      49,766   1,108,289             0.0%
*                 SPX Corp.                                                         186,707   4,492,170             0.1%
*                 SPX FLOW, Inc.                                                    229,586   8,297,238             0.2%
                  Standex International Corp.                                       136,665  12,839,677             0.2%
                  Steelcase, Inc. Class A                                            62,827   1,071,200             0.0%
*                 Sterling Construction Co., Inc.                                   180,432   1,715,908             0.0%
#                 Sun Hydraulics Corp.                                              259,337  10,072,649             0.2%
#                 Supreme Industries, Inc. Class A                                  160,776   3,221,951             0.1%
#*                Team, Inc.                                                        297,376   7,999,414             0.1%
*                 Tel-Instrument Electronics Corp.                                   18,440      82,058             0.0%
#                 Tennant Co.                                                       172,512  12,636,504             0.2%
#*                Thermon Group Holdings, Inc.                                      214,247   4,392,064             0.1%
                  Titan International, Inc.                                         432,359   4,630,565             0.1%
*                 Titan Machinery, Inc.                                             143,717   2,277,914             0.0%
#*                Transcat, Inc.                                                     42,500     518,500             0.0%
*                 TRC Cos., Inc.                                                    203,694   3,564,645             0.1%
#*                Trex Co., Inc.                                                    189,783  13,890,218             0.2%
*                 TriMas Corp.                                                      306,631   7,037,181             0.1%
*                 TriNet Group, Inc.                                                135,898   3,995,401             0.1%
*                 Triton International, Ltd.                                         58,826   1,800,664             0.0%
#                 Triumph Group, Inc.                                               155,249   4,067,524             0.1%
*                 TrueBlue, Inc.                                                    444,790  12,165,006             0.2%
*                 Tutor Perini Corp.                                                262,204   8,088,993             0.1%
#*                Twin Disc, Inc.                                                    86,495   1,695,302             0.0%
*                 Ultralife Corp.                                                   106,484     585,662             0.0%
                  Universal Forest Products, Inc.                                   111,015  10,578,619             0.2%
                  Universal Logistics Holdings, Inc.                                 80,930   1,128,974             0.0%
#                 US Ecology, Inc.                                                  243,556  11,483,665             0.2%
#*                USA Truck, Inc.                                                    61,432     412,209             0.0%
*                 Vectrus, Inc.                                                      12,886     327,820             0.0%
*                 Veritiv Corp.                                                      35,123   1,814,103             0.0%
*                 Versar, Inc.                                                       44,956      61,140             0.0%
                  Viad Corp.                                                        187,993   8,497,284             0.2%
#*                Vicor Corp.                                                       253,461   4,562,298             0.1%
*                 Virco Manufacturing Corp.                                         133,476     607,316             0.0%
*                 Volt Information Sciences, Inc.                                   184,590   1,190,606             0.0%
#                 VSE Corp.                                                          67,752   2,889,623             0.1%
#                 Wabash National Corp.                                             661,379  15,066,214             0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                    SHARES      VALUE+     OF NET ASSETS**
                                                                                    ------- -------------- ---------------
Industrials -- (Continued)
*                 Wesco Aircraft Holdings, Inc.                                     391,578 $    4,757,673             0.1%
                  West Corp.                                                          3,652         97,472             0.0%
#*                Willdan Group, Inc.                                                60,852      1,726,371             0.0%
*                 Willis Lease Finance Corp.                                         75,708      1,719,329             0.0%
*                 Xerium Technologies, Inc.                                          19,979        142,051             0.0%
#*                YRC Worldwide, Inc.                                               376,926      4,018,031             0.1%
                                                                                            -------------- ---------------
Total Industrials                                                                            1,247,995,765            21.3%
                                                                                            -------------- ---------------
Information Technology -- (11.9%)
#*                Actua Corp.                                                       422,722      5,918,108             0.1%
*                 Acxiom Corp.                                                          300          8,670             0.0%
*                 ADDvantage Technologies Group, Inc.                                84,703        151,618             0.0%
                  ADTRAN, Inc.                                                      545,836     10,916,720             0.2%
#*                Advanced Energy Industries, Inc.                                  204,036     15,057,857             0.3%
*                 Agilysys, Inc.                                                    205,012      2,029,619             0.0%
#*                Alpha & Omega Semiconductor, Ltd.                                 169,490      2,805,059             0.1%
                  American Software, Inc. Class A                                   224,049      2,457,818             0.1%
#*                Amtech Systems, Inc.                                               98,930        696,467             0.0%
#*                Angie's List, Inc.                                                 81,440        478,867             0.0%
#*                Applied Optoelectronics, Inc.                                      81,995      4,049,733             0.1%
                  AstroNova, Inc.                                                    58,981        878,817             0.0%
*                 Asure Software, Inc.                                                9,955        102,835             0.0%
*                 Autobytel, Inc.                                                    58,798        770,842             0.0%
*                 Aviat Networks, Inc.                                               21,209        353,978             0.0%
#*                Avid Technology, Inc.                                             408,664      2,290,562             0.0%
*                 Aware, Inc.                                                       144,939        695,707             0.0%
*                 Axcelis Technologies, Inc.                                        275,287      5,299,275             0.1%
*                 AXT, Inc.                                                         275,263      1,858,025             0.0%
#                 Badger Meter, Inc.                                                331,882     13,192,309             0.2%
*                 Bankrate, Inc.                                                    166,403      1,763,872             0.0%
*                 Barracuda Networks, Inc.                                          230,019      4,676,286             0.1%
*                 Bazaarvoice, Inc.                                                 359,771      1,690,924             0.0%
                  Bel Fuse, Inc. Class A                                             33,988        718,676             0.0%
#                 Bel Fuse, Inc. Class B                                             99,065      2,397,373             0.0%
#*                Benchmark Electronics, Inc.                                       359,035     11,381,409             0.2%
#                 Black Box Corp.                                                   153,224      1,516,918             0.0%
*                 Blucora, Inc.                                                     305,788      5,641,789             0.1%
*                 Bottomline Technologies de, Inc.                                  151,929      3,539,946             0.1%
#*                BroadSoft, Inc.                                                    12,576        482,918             0.0%
#*                BroadVision, Inc.                                                  16,737         70,295             0.0%
                  Brooks Automation, Inc.                                           501,543     12,668,976             0.2%
*                 BSQUARE Corp.                                                     103,061        541,070             0.0%
                  Cabot Microelectronics Corp.                                      275,151     21,558,081             0.4%
#*                CalAmp Corp.                                                      399,777      7,171,999             0.1%
*                 Calix, Inc.                                                       367,104      2,459,597             0.1%
#*                Carbonite, Inc.                                                   160,075      3,457,620             0.1%
#                 Cass Information Systems, Inc.                                     71,786      4,771,615             0.1%
*                 Ceva, Inc.                                                        162,344      5,844,384             0.1%
*                 Clearfield, Inc.                                                   96,824      1,370,060             0.0%
#                 Cohu, Inc.                                                        181,176      3,393,426             0.1%
#*                CommerceHub, Inc. Series A                                         17,079        273,264             0.0%
                  Communications Systems, Inc.                                       79,847        344,141             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Information Technology -- (Continued)
                  Computer Task Group, Inc.                                         195,076 $ 1,156,801             0.0%
#                 Comtech Telecommunications Corp.                                  149,195   2,090,222             0.0%
                  Concurrent Computer Corp.                                          34,201     169,295             0.0%
*                 Control4 Corp.                                                     65,214   1,102,117             0.0%
#                 CPI Card Group, Inc.                                                2,634       9,482             0.0%
#*                Cray, Inc.                                                        296,289   5,303,573             0.1%
#                 CSG Systems International, Inc.                                   354,121  13,283,079             0.2%
                  CSP, Inc.                                                          49,891     544,311             0.0%
                  CTS Corp.                                                         259,220   5,728,762             0.1%
#*                CUI Global, Inc.                                                    3,773      16,639             0.0%
#*                CVD Equipment Corp.                                                29,398     317,204             0.0%
#*                CyberOptics Corp.                                                  61,490   1,331,258             0.0%
#                 Daktronics, Inc.                                                  379,835   3,593,239             0.1%
#*                DASAN Zhone Solutions, Inc.                                         8,601      49,456             0.0%
*                 Data I/O Corp.                                                     77,000     369,600             0.0%
*                 Datawatch Corp.                                                    21,188     191,751             0.0%
*                 Determine, Inc.                                                    26,569      94,851             0.0%
#*                DHI Group, Inc.                                                   584,512   2,250,371             0.0%
*                 Digi International, Inc.                                          229,669   2,847,896             0.1%
#*                Digital Ally, Inc.                                                  7,616      31,987             0.0%
*                 Diodes, Inc.                                                      272,658   6,377,471             0.1%
*                 DSP Group, Inc.                                                   226,613   2,821,332             0.1%
*                 Eastman Kodak Co.                                                  50,792     558,712             0.0%
#                 Ebix, Inc.                                                        110,265   6,803,350             0.1%
*                 Edgewater Technology, Inc.                                         87,868     638,800             0.0%
#*                Electro Scientific Industries, Inc.                               199,218   1,390,542             0.0%
#*                Electro-Sensors, Inc.                                               3,450      14,111             0.0%
#*                eMagin Corp.                                                       44,534     102,428             0.0%
                  Emcore Corp.                                                      159,150   1,432,350             0.0%
#*                EnerNOC, Inc.                                                     220,170   1,243,961             0.0%
#*                Envestnet, Inc.                                                    81,897   2,850,016             0.1%
#*                ePlus, Inc.                                                       122,742   8,745,367             0.2%
#*                Everi Holdings, Inc.                                              622,229   3,951,154             0.1%
                  Evolving Systems, Inc.                                             38,187     190,935             0.0%
*                 Exa Corp.                                                           5,166      71,084             0.0%
*                 Exar Corp.                                                        478,015   6,218,975             0.1%
#*                ExlService Holdings, Inc.                                         333,971  15,933,756             0.3%
*                 Extreme Networks, Inc.                                            513,773   4,015,136             0.1%
#*                Fabrinet                                                          356,201  12,349,489             0.2%
*                 FARO Technologies, Inc.                                           147,877   5,419,692             0.1%
*                 Finisar Corp.                                                      25,499     582,397             0.0%
#*                Fitbit, Inc. Class A                                               12,694      72,610             0.0%
*                 FormFactor, Inc.                                                  600,213   6,662,364             0.1%
                  Forrester Research, Inc.                                          247,284  10,027,366             0.2%
*                 Frequency Electronics, Inc.                                        74,860     786,030             0.0%
                  GlobalSCAPE, Inc.                                                  22,325      90,416             0.0%
#*                Globant SA                                                         24,818     940,354             0.0%
#*                Glu Mobile, Inc.                                                   27,349      63,176             0.0%
*                 GSE Systems, Inc.                                                 119,569     406,535             0.0%
*                 GSI Technology, Inc.                                               97,251     780,926             0.0%
#*                GTT Communications, Inc.                                          396,183  10,895,032             0.2%
                  Hackett Group, Inc. (The)                                         376,995   7,475,811             0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Information Technology -- (Continued)
#*                Harmonic, Inc.                                                    796,681 $ 4,620,750             0.1%
*                 ID Systems, Inc.                                                   55,135     362,237             0.0%
*                 Identiv, Inc.                                                      10,081      57,865             0.0%
*                 IEC Electronics Corp.                                              21,736      83,901             0.0%
*                 II-VI, Inc.                                                       198,464   6,579,082             0.1%
*                 Image Sensing Systems, Inc.                                         2,530       7,337             0.0%
#*                Immersion Corp.                                                    49,180     431,309             0.0%
#*                Infinera Corp.                                                    315,405   3,128,818             0.1%
*                 Information Services Group, Inc.                                    7,565      23,830             0.0%
*                 Innodata, Inc.                                                    217,125     455,963             0.0%
#*                Inseego Corp.                                                      72,631     155,430             0.0%
*                 Insight Enterprises, Inc.                                         311,814  13,127,369             0.2%
*                 Intelligent Systems Corp.                                           4,600      19,458             0.0%
#*                Internap Corp.                                                    483,649   1,499,312             0.0%
*                 inTEST Corp.                                                       86,041     597,985             0.0%
*                 Intevac, Inc.                                                     172,456   2,198,814             0.0%
*                 IntriCon Corp.                                                     53,872     479,461             0.0%
*                 Inuvo, Inc.                                                        21,096      26,159             0.0%
#*                InvenSense, Inc.                                                  150,406   1,934,221             0.0%
*                 iPass, Inc.                                                       329,488     408,565             0.0%
*                 Iteris, Inc.                                                       52,380     277,090             0.0%
                  IXYS Corp.                                                        298,387   4,162,499             0.1%
*                 Kemet Corp.                                                       331,287   3,713,727             0.1%
*                 Key Tronic Corp.                                                   24,728     194,609             0.0%
*                 Kimball Electronics, Inc.                                         183,216   3,160,476             0.1%
#*                Knowles Corp.                                                      91,898   1,629,352             0.0%
#*                Kopin Corp.                                                       675,240   2,754,979             0.1%
*                 Kulicke & Soffa Industries, Inc.                                  588,266  13,130,097             0.2%
*                 KVH Industries, Inc.                                              155,678   1,245,424             0.0%
#*                Lattice Semiconductor Corp.                                       843,126   5,783,844             0.1%
*                 Leaf Group, Ltd.                                                  174,895   1,460,373             0.0%
*                 LGL Group, Inc. (The)                                              29,250     139,815             0.0%
*                 Limelight Networks, Inc.                                          739,947   2,323,434             0.0%
*                 Liquidity Services, Inc.                                           94,794     739,393             0.0%
#*                MagnaChip Semiconductor Corp.                                      86,929     738,897             0.0%
                  ManTech International Corp. Class A                               152,075   5,398,662             0.1%
#*                Marchex, Inc. Class B                                             214,971     582,571             0.0%
#*                Marin Software, Inc.                                                7,727      13,136             0.0%
*                 MaxLinear, Inc.                                                   183,539   5,107,890             0.1%
#*                Maxwell Technologies, Inc.                                        233,157   1,422,258             0.0%
#*                Meet Group, Inc.(The)                                             600,660   3,579,934             0.1%
#                 Mesa Laboratories, Inc.                                            31,849   4,453,127             0.1%
#                 Methode Electronics, Inc.                                         410,752  18,299,002             0.3%
#                 MOCON, Inc.                                                        62,606   1,868,789             0.0%
*                 ModusLink Global Solutions, Inc.                                  228,865     386,782             0.0%
#*                MoneyGram International, Inc.                                     163,180   2,906,236             0.1%
#                 Monotype Imaging Holdings, Inc.                                   376,343   7,658,580             0.1%
*                 MRV Communications, Inc.                                           54,222     515,109             0.0%
#                 MTS Systems Corp.                                                 167,662   7,787,900             0.1%
*                 Nanometrics, Inc.                                                 236,373   7,458,750             0.1%
*                 Napco Security Technologies, Inc.                                 274,172   2,906,223             0.1%
*                 NCI, Inc. Class A                                                  57,103     847,980             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Information Technology -- (Continued)
#*                NeoPhotonics Corp.                                                442,048 $ 3,430,292             0.1%
#*                NETGEAR, Inc.                                                     237,290  11,188,223             0.2%
                  Network-1 Technologies, Inc.                                        2,500      12,000             0.0%
#                 NIC, Inc.                                                         621,988  13,279,444             0.2%
*                 Novanta, Inc.                                                     173,321   4,861,654             0.1%
#*                Numerex Corp. Class A                                              74,780     336,510             0.0%
                  NVE Corp.                                                           3,666     298,449             0.0%
#*                Oclaro, Inc.                                                      507,703   4,066,701             0.1%
#*                Onvia, Inc.                                                         6,308      29,332             0.0%
*                 Optical Cable Corp.                                                55,836     167,508             0.0%
#*                OSI Systems, Inc.                                                 218,318  16,897,813             0.3%
*                 PAR Technology Corp.                                              129,981   1,111,338             0.0%
                  Park Electrochemical Corp.                                        203,269   3,520,619             0.1%
                  PC Connection, Inc.                                               105,781   3,040,146             0.1%
                  PC-Tel, Inc.                                                      176,904   1,369,237             0.0%
#*                PCM, Inc.                                                         120,521   3,037,129             0.1%
#*                PDF Solutions, Inc.                                               272,043   5,174,258             0.1%
*                 Perceptron, Inc.                                                   62,505     530,042             0.0%
#*                Perficient, Inc.                                                  351,383   6,121,092             0.1%
#*                PFSweb, Inc.                                                      125,053     915,388             0.0%
*                 Photronics, Inc.                                                  453,014   5,209,661             0.1%
*                 Planet Payment, Inc.                                              181,434     756,580             0.0%
                  Plantronics, Inc.                                                  20,898   1,141,031             0.0%
*                 Plexus Corp.                                                      206,335  10,727,357             0.2%
#                 Power Integrations, Inc.                                           67,448   4,448,196             0.1%
*                 PRGX Global, Inc.                                                 140,269     918,762             0.0%
#*                Professional Diversity Network, Inc.                                1,600      13,360             0.0%
                  Progress Software Corp.                                           389,221  11,567,648             0.2%
                  QAD, Inc. Class A                                                 126,176   3,810,515             0.1%
                  QAD, Inc. Class B                                                  30,735     790,197             0.0%
*                 Qualstar Corp.                                                     15,022     106,506             0.0%
*                 Qualys, Inc.                                                      138,254   5,308,954             0.1%
*                 QuinStreet, Inc.                                                  103,249     462,556             0.0%
*                 Qumu Corp.                                                         85,784     230,759             0.0%
*                 Radisys Corp.                                                     273,241   1,095,696             0.0%
#*                Rambus, Inc.                                                      878,323  10,996,604             0.2%
#*                RealNetworks, Inc.                                                369,481   1,688,528             0.0%
                  Reis, Inc.                                                         94,210   1,771,148             0.0%
#                 Relm Wireless Corp.                                                40,346     203,747             0.0%
*                 RetailMeNot, Inc.                                                 169,332   1,964,251             0.0%
#                 RF Industries, Ltd.                                                56,930      91,088             0.0%
#                 Richardson Electronics, Ltd.                                      104,785     626,614             0.0%
*                 Rightside Group, Ltd.                                              39,007     391,630             0.0%
#*                Rocket Fuel, Inc.                                                  15,448      77,626             0.0%
*                 Rogers Corp.                                                      149,440  15,383,354             0.3%
#*                Rosetta Stone, Inc.                                                43,080     484,650             0.0%
*                 Rubicon Project, Inc. (The)                                        96,293     549,833             0.0%
*                 Rudolph Technologies, Inc.                                        350,292   8,582,154             0.2%
*                 ScanSource, Inc.                                                  226,042   8,928,659             0.2%
#*                Seachange International, Inc.                                     373,545     941,333             0.0%
*                 Semtech Corp.                                                     137,032   4,679,643             0.1%
#*                ServiceSource International, Inc.                                  88,000     330,880             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Information Technology -- (Continued)
#*                Sevcon, Inc.                                                       56,400 $    778,320             0.0%
*                 ShoreTel, Inc.                                                    548,669    3,593,782             0.1%
*                 Sigma Designs, Inc.                                               357,238    2,214,876             0.0%
*                 Sigmatron International, Inc.                                       9,685       52,493             0.0%
#*                Silver Spring Networks, Inc.                                      216,285    2,467,812             0.1%
*                 SMTC Corp.                                                         12,219       15,824             0.0%
*                 SolarEdge Technologies, Inc.                                       40,500      654,075             0.0%
*                 Sonic Foundry, Inc.                                                20,266      100,722             0.0%
#*                Sonus Networks, Inc.                                              427,374    3,282,232             0.1%
#*                Stamps.com, Inc.                                                   21,532    2,285,622             0.0%
*                 StarTek, Inc.                                                     134,800    1,223,984             0.0%
*                 Stratasys, Ltd.                                                    67,859    1,680,189             0.0%
#*                Super Micro Computer, Inc.                                        426,865   10,415,506             0.2%
*                 Sykes Enterprises, Inc.                                           389,234   11,603,066             0.2%
#*                Synchronoss Technologies, Inc.                                     32,603      521,648             0.0%
#                 Systemax, Inc.                                                    332,058    4,396,448             0.1%
*                 Tangoe, Inc.                                                       17,596      112,966             0.0%
#*                TechTarget, Inc.                                                   69,136      639,508             0.0%
*                 Telenav, Inc.                                                     235,000    2,044,500             0.0%
#                 TeleTech Holdings, Inc.                                           238,035    7,438,594             0.1%
                  Tessco Technologies, Inc.                                          64,830      907,620             0.0%
                  TransAct Technologies, Inc.                                        90,009      787,579             0.0%
                  Travelport Worldwide, Ltd.                                        114,298    1,505,305             0.0%
*                 Travelzoo, Inc.                                                    75,888      698,170             0.0%
*                 Tremor Video, Inc.                                                 14,021       31,407             0.0%
*                 Trio-Tech International                                             3,392       13,975             0.0%
#*                TrueCar, Inc.                                                      14,520      254,390             0.0%
*                 TSR, Inc.                                                          60,552      302,760             0.0%
#*                TTM Technologies, Inc.                                            697,973   11,677,088             0.2%
*                 Ultra Clean Holdings, Inc.                                        242,647    4,668,528             0.1%
*                 Ultratech, Inc.                                                   270,452    8,254,195             0.1%
#*                Unisys Corp.                                                      439,788    4,969,604             0.1%
#*                USA Technologies, Inc.                                             17,582       86,152             0.0%
#*                VASCO Data Security International, Inc.                            79,489    1,073,102             0.0%
#*                Veeco Instruments, Inc.                                           369,313   12,187,329             0.2%
#*                Viavi Solutions, Inc.                                             622,759    6,227,590             0.1%
#*                Virtusa Corp.                                                     308,525    9,558,104             0.2%
#*                Vishay Precision Group, Inc.                                      108,345    1,863,534             0.0%
                  Wayside Technology Group, Inc.                                     31,517      663,433             0.0%
*                 Web.com Group, Inc.                                               477,689    9,219,398             0.2%
*                 Wireless Telecom Group, Inc.                                      225,386      360,618             0.0%
*                 Xcerra Corp.                                                      394,368    3,864,806             0.1%
*                 XO Group, Inc.                                                    225,826    3,963,246             0.1%
#                 Xperi Corp.                                                       297,497    9,995,899             0.2%
*                 YuMe, Inc.                                                         33,919      141,103             0.0%
*                 Zedge, Inc. Class B                                                70,067      215,106             0.0%
*                 Zix Corp.                                                         502,148    2,726,664             0.1%
                                                                                            ------------ ---------------
Total Information Technology                                                                 812,391,468            13.9%
                                                                                            ------------ ---------------
Materials -- (4.9%)
#                 A Schulman, Inc.                                                  332,055   10,509,541             0.2%
*                 AdvanSix, Inc.                                                     48,335    1,317,612             0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Materials -- (Continued)
#*                AgroFresh Solutions, Inc.                                          16,451 $    92,290             0.0%
#*                AK Steel Holding Corp.                                            160,569   1,018,007             0.0%
*                 American Biltrite, Inc.                                               561     202,524             0.0%
#                 American Vanguard Corp.                                           216,581   3,627,732             0.1%
                  Ampco-Pittsburgh Corp.                                             80,345   1,169,020             0.0%
#*                BioAmber, Inc.                                                     11,601      26,102             0.0%
#*                Boise Cascade Co.                                                 331,156  10,100,258             0.2%
                  Calgon Carbon Corp.                                               562,850   8,189,467             0.1%
#                 Carpenter Technology Corp.                                        100,437   4,077,742             0.1%
#*                Century Aluminum Co.                                              453,753   6,189,191             0.1%
                  Chase Corp.                                                        81,873   8,391,982             0.1%
*                 Clearwater Paper Corp.                                            203,307   9,880,720             0.2%
#*                Cliffs Natural Resources, Inc.                                    275,661   1,852,442             0.0%
#*                Coeur Mining, Inc.                                                 90,880     823,373             0.0%
*                 Core Molding Technologies, Inc.                                    66,816   1,321,620             0.0%
#                 Deltic Timber Corp.                                               103,251   7,988,530             0.1%
*                 Ferro Corp.                                                       915,672  16,408,842             0.3%
#                 Ferroglobe P.L.C.                                                 370,420   3,574,553             0.1%
#*                Flotek Industries, Inc.                                           344,464   4,137,013             0.1%
                  Friedman Industries, Inc.                                          67,700     419,740             0.0%
                  FutureFuel Corp.                                                  213,786   3,305,132             0.1%
                  Gold Resource Corp.                                                40,101     132,333             0.0%
*                 Handy & Harman, Ltd.                                                  500      13,625             0.0%
                  Hawkins, Inc.                                                     101,391   5,181,080             0.1%
#                 Haynes International, Inc.                                         82,180   3,475,392             0.1%
*                 Headwaters, Inc.                                                  771,171  18,323,023             0.3%
                  Innophos Holdings, Inc.                                           209,146  10,026,459             0.2%
                  Innospec, Inc.                                                    257,508  16,995,528             0.3%
#*                Intrepid Potash, Inc.                                             210,397     380,819             0.0%
#                 Kaiser Aluminum Corp.                                             167,047  14,100,437             0.2%
                  KapStone Paper and Packaging Corp.                                 13,670     288,300             0.0%
                  KMG Chemicals, Inc.                                                80,815   4,246,828             0.1%
*                 Koppers Holdings, Inc.                                            109,608   4,652,860             0.1%
#*                Kraton Corp.                                                      257,019   8,407,091             0.1%
#                 Kronos Worldwide, Inc.                                             17,088     299,382             0.0%
#*                LSB Industries, Inc.                                              170,015   1,873,565             0.0%
                  Materion Corp.                                                    136,527   5,194,852             0.1%
#*                McEwen Mining, Inc.                                                73,816     224,401             0.0%
                  Mercer International, Inc.                                        339,668   4,143,950             0.1%
*                 Multi Packaging Solutions International, Ltd.                       1,331      23,891             0.0%
                  Myers Industries, Inc.                                            324,592   5,290,850             0.1%
                  Neenah Paper, Inc.                                                166,919  13,078,104             0.2%
*                 Northern Technologies International Corp.                          38,414     597,338             0.0%
                  Olympic Steel, Inc.                                                88,424   1,993,961             0.0%
*                 OMNOVA Solutions, Inc.                                            405,136   3,848,792             0.1%
                  PH Glatfelter Co.                                                 391,267   8,416,153             0.2%
#                 Quaker Chemical Corp.                                             132,575  19,170,345             0.3%
#                 Rayonier Advanced Materials, Inc.                                 182,160   2,413,620             0.0%
#*                Real Industry, Inc.                                                31,925      83,005             0.0%
#*                Resolute Forest Products, Inc.                                     74,670     466,688             0.0%
#*                Ryerson Holding Corp.                                             100,568   1,377,782             0.0%
                  Schnitzer Steel Industries, Inc. Class A                          249,212   4,710,107             0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Materials -- (Continued)
                  Schweitzer-Mauduit International, Inc.                            199,494 $  8,588,217             0.2%
                  Stepan Co.                                                        185,079   15,694,699             0.3%
*                 Stillwater Mining Co.                                             676,457   12,162,697             0.2%
*                 SunCoke Energy, Inc.                                              408,565    3,746,541             0.1%
*                 Synalloy Corp.                                                     66,453      860,566             0.0%
#*                TimkenSteel Corp.                                                 289,473    4,365,253             0.1%
#*                Trecora Resources                                                 142,228    1,571,619             0.0%
                  Tredegar Corp.                                                    331,144    5,679,120             0.1%
                  Tronox, Ltd. Class A                                               70,806    1,169,007             0.0%
*                 UFP Technologies, Inc.                                             14,516      387,577             0.0%
                  United States Lime & Minerals, Inc.                                59,955    4,743,640             0.1%
*                 Universal Stainless & Alloy Products, Inc.                         55,172      995,855             0.0%
#*                US Concrete, Inc.                                                 128,720    7,980,640             0.1%
                                                                                            ------------ ---------------
Total Materials                                                                              331,999,425             5.7%
                                                                                            ------------ ---------------
Real Estate -- (0.8%)
#*                Altisource Asset Management Corp.                                   6,503      498,130             0.0%
#*                Altisource Portfolio Solutions SA                                  35,261      778,915             0.0%
                  CKX Lands, Inc.                                                    14,943      176,327             0.0%
#                 Consolidated-Tomoka Land Co.                                       53,634    2,908,572             0.1%
*                 Forestar Group, Inc.                                              344,753    4,878,255             0.1%
#*                FRP Holdings, Inc.                                                 91,635    3,912,814             0.1%
                  Griffin Industrial Realty, Inc.                                    48,979    1,482,594             0.0%
                  HFF, Inc. Class A                                                 418,502   13,140,963             0.2%
#*                InterGroup Corp. (The)                                              5,700      157,463             0.0%
*                 JW Mays, Inc.                                                       2,700      108,000             0.0%
#*                Marcus & Millichap, Inc.                                          141,624    3,653,899             0.1%
*                 Maui Land & Pineapple Co., Inc.                                    49,270      672,536             0.0%
                  RE/MAX Holdings, Inc. Class A                                     142,800    8,446,620             0.1%
#                 RMR Group, Inc. (The) Class A                                      44,831    2,364,835             0.0%
#*                St Joe Co. (The)                                                  192,263    3,364,603             0.1%
                  Stratus Properties, Inc.                                           69,437    2,072,694             0.0%
#*                Tejon Ranch Co.                                                   209,453    4,796,474             0.1%
#*                Trinity Place Holdings, Inc.                                      142,520    1,016,168             0.0%
                                                                                            ------------ ---------------
Total Real Estate                                                                             54,429,862             0.9%
                                                                                            ------------ ---------------
Telecommunication Services -- (1.6%)
*                 Alaska Communications Systems Group, Inc.                          39,943       93,866             0.0%
#                 ATN International, Inc.                                           102,332    7,080,351             0.1%
*                 Boingo Wireless, Inc.                                             336,525    4,808,942             0.1%
#*                Cincinnati Bell, Inc.                                             439,423    8,283,124             0.1%
#                 Cogent Communications Holdings, Inc.                              148,914    6,701,130             0.1%
#                 Consolidated Communications Holdings, Inc.                        440,793   10,433,570             0.2%
#*                FairPoint Communications, Inc.                                     29,896      509,727             0.0%
#*                General Communication, Inc. Class A                               439,260   16,445,894             0.3%
*                 Hawaiian Telcom Holdco, Inc.                                        7,720      196,474             0.0%
#*                IDT Corp. Class B                                                 235,620    3,579,068             0.1%
*                 Intelsat SA                                                        47,071      138,859             0.0%
#*                Iridium Communications, Inc.                                      285,416    3,025,410             0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                                PERCENTAGE
                                                                                      SHARES       VALUE+     OF NET ASSETS**
                                                                                    ---------- -------------- ---------------
Telecommunication Services -- (Continued)
*                 LICT Corp.                                                                 1 $        5,525             0.0%
#*                Lumos Networks Corp.                                                 193,791      3,470,797             0.1%
#*                ORBCOMM, Inc.                                                        624,280      6,018,059             0.1%
#*                pdvWireless, Inc.                                                         94          2,411             0.0%
#                 Shenandoah Telecommunications Co.                                    502,216     16,070,912             0.2%
#                 Spok Holdings, Inc.                                                  144,387      2,591,747             0.0%
#*                Straight Path Communications, Inc. Class B                            11,304      1,456,633             0.0%
#*                Vonage Holdings Corp.                                              1,765,307     11,845,210             0.2%
#                 Windstream Holdings, Inc.                                            960,632      5,302,689             0.1%
                                                                                               -------------- ---------------
Total Telecommunication Services                                                                  108,060,398             1.8%
                                                                                               -------------- ---------------
Utilities -- (1.9%)
#                 American States Water Co.                                            394,734     17,573,558             0.3%
                  Artesian Resources Corp. Class A                                      39,214      1,506,210             0.0%
#                 California Water Service Group                                       488,796     17,450,017             0.3%
#                 Chesapeake Utilities Corp.                                           156,842     11,496,519             0.2%
#                 Connecticut Water Service, Inc.                                       90,501      4,857,189             0.1%
                  Consolidated Water Co., Ltd.                                          36,099        425,968             0.0%
#                 Delta Natural Gas Co., Inc.                                           41,693      1,263,298             0.0%
#*                Dynegy, Inc.                                                         620,660      3,984,637             0.1%
                  El Paso Electric Co.                                                  87,924      4,536,878             0.1%
#                 Gas Natural, Inc.                                                     24,922        311,525             0.0%
#                 Genie Energy, Ltd. Class B                                           203,193      1,615,384             0.0%
#                 MGE Energy, Inc.                                                     172,846     11,113,998             0.2%
#                 Middlesex Water Co.                                                  125,151      4,770,756             0.1%
#                 Northwest Natural Gas Co.                                            219,522     13,083,511             0.2%
#                 Otter Tail Corp.                                                     303,669     11,994,925             0.2%
#                 Pattern Energy Group, Inc.                                           165,373      3,641,513             0.1%
#*                Pure Cycle Corp.                                                       2,259         15,700             0.0%
                  RGC Resources, Inc.                                                   14,094        313,592             0.0%
                  SJW Corp.                                                            214,834     10,492,493             0.1%
#                 Spark Energy, Inc. Class A                                            16,506        592,565             0.0%
*                 TerraForm Global, Inc. Class A                                        33,928        161,158             0.0%
                  Unitil Corp.                                                         118,508      5,739,342             0.1%
#                 York Water Co. (The)                                                  85,073      3,190,238             0.1%
                                                                                               -------------- ---------------
Total Utilities                                                                                   130,130,974             2.2%
                                                                                               -------------- ---------------
TOTAL COMMON STOCKS                                                                             5,798,004,260            99.0%
                                                                                               -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
(degree)*         Capital Bank Corp. Contingent Value Rights                            12,543             --             0.0%
                                                                                               -------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                     5,798,004,260
                                                                                               -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
                  State Street Institutional U.S. Government Money Market Fund,
                    0.680%                                                          54,273,730     54,273,730             0.9%
                                                                                               -------------- ---------------
SECURITIES LENDING COLLATERAL -- (14.0%)
(S)@              DFA Short Term Investment Fund                                    82,329,938    952,804,374            16.3%
                                                                                               -------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,866,553,909)                                            $6,805,082,364           116.2%
                                                                                               ============== ===============

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  --------------------------------------------------
                                                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary                                         $  894,619,023 $     11,479      -- $  894,630,502
   Consumer Staples                                                  194,401,806           --      --    194,401,806
   Energy                                                            152,141,002       16,492      --    152,157,494
   Financials                                                      1,345,548,870           --      --  1,345,548,870
   Health Care                                                       526,257,696           --      --    526,257,696
   Industrials                                                     1,247,995,765           --      --  1,247,995,765
   Information Technology                                            812,391,468           --      --    812,391,468
   Materials                                                         331,999,425           --      --    331,999,425
   Real Estate                                                        54,429,862           --      --     54,429,862
   Telecommunication Services                                        108,060,398           --      --    108,060,398
   Utilities                                                         130,130,974           --      --    130,130,974
Temporary Cash Investments                                            54,273,730           --      --     54,273,730
Securities Lending Collateral                                                 --  952,804,374      --    952,804,374
Futures Contracts**                                                      721,978           --      --        721,978
                                                                  -------------- ------------ ------- --------------
TOTAL                                                             $5,852,971,997 $952,832,345      -- $6,805,804,342
                                                                  ============== ============ ======= ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                     DFA REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
COMMON STOCKS -- (93.1%)
Real Estate -- (93.1%)
                  Acadia Realty Trust                                                 786,329 $ 22,866,447             0.3%
#                 Agree Realty Corp.                                                  247,460   11,996,861             0.2%
#                 Alexander's, Inc.                                                    29,951   13,022,994             0.2%
                  Alexandria Real Estate Equities, Inc.                               842,788   94,822,078             1.2%
                  American Assets Trust, Inc.                                         325,535   13,942,664             0.2%
                  American Campus Communities, Inc.                                 1,255,493   59,497,813             0.8%
#                 American Homes 4 Rent Class A                                     2,072,453   47,770,042             0.6%
                  American Tower Corp.                                                177,682   22,377,271             0.3%
                  Apartment Investment & Management Co. Class A                     1,491,202   65,225,176             0.8%
                  Apple Hospitality REIT, Inc.                                      1,875,183   35,122,178             0.4%
                  Ashford Hospitality Prime, Inc.                                     288,468    3,054,876             0.0%
                  Ashford Hospitality Trust, Inc.                                   1,042,089    6,513,056             0.1%
#                 AvalonBay Communities, Inc.                                       1,306,173  247,963,882             3.1%
                  Bluerock Residential Growth REIT, Inc.                              186,479    2,323,528             0.0%
                  Boston Properties, Inc.                                           1,485,349  188,045,183             2.4%
                  Brandywine Realty Trust                                           1,790,886   30,391,335             0.4%
                  Brixmor Property Group, Inc.                                      2,888,376   57,045,426             0.7%
                  Camden Property Trust                                               831,494   68,456,901             0.9%
#                 Care Capital Properties, Inc.                                       798,332   21,451,181             0.3%
                  CareTrust REIT, Inc.                                                618,420   10,525,508             0.1%
#                 CBL & Associates Properties, Inc.                                 1,665,592   15,406,726             0.2%
#                 Cedar Realty Trust, Inc.                                            787,210    4,235,190             0.1%
#                 Chatham Lodging Trust                                               361,404    6,996,781             0.1%
#                 Chesapeake Lodging Trust                                            569,049   13,264,532             0.2%
                  City Office REIT, Inc.                                              164,800    2,068,240             0.0%
#                 Colony Starwood Homes                                               712,774   24,640,597             0.3%
                  Columbia Property Trust, Inc.                                     1,112,129   25,022,903             0.3%
#                 CoreSite Realty Corp.                                               321,396   31,448,599             0.4%
                  Corporate Office Properties Trust                                   934,561   30,597,527             0.4%
                  Cousins Properties, Inc.                                          3,574,409   30,346,732             0.4%
                  Crown Castle International Corp.                                    123,420   11,675,532             0.1%
                  CubeSmart                                                         1,710,433   43,342,372             0.5%
                  CyrusOne, Inc.                                                      713,848   39,004,655             0.5%
                  DCT Industrial Trust, Inc.                                          894,750   45,238,560             0.6%
                  DDR Corp.                                                         3,020,774   32,654,567             0.4%
#                 DiamondRock Hospitality Co.                                       1,899,749   20,916,237             0.3%
#                 Digital Realty Trust, Inc.                                        1,511,514  173,582,268             2.2%
                  Douglas Emmett, Inc.                                              1,378,225   51,917,736             0.7%
                  Duke Realty Corp.                                                 3,372,012   93,505,893             1.2%
#                 DuPont Fabros Technology, Inc.                                      716,851   36,953,669             0.5%
#                 Easterly Government Properties, Inc.                                282,300    5,679,876             0.1%
#                 EastGroup Properties, Inc.                                          318,640   24,933,580             0.3%
#                 Education Realty Trust, Inc.                                        693,641   26,892,462             0.3%
#                 Empire State Realty Trust, Inc. Class A                           1,461,518   30,399,574             0.4%
#                 EPR Properties                                                      603,716   43,896,190             0.6%
                  Equinix, Inc.                                                       729,425  304,680,823             3.9%
*                 Equity Commonwealth                                               1,170,104   37,431,627             0.5%
                  Equity LifeStyle Properties, Inc.                                   780,714   63,167,570             0.8%
                  Equity Residential                                                3,481,321  224,823,710             2.8%
                  Essex Property Trust, Inc.                                          629,004  153,772,608             1.9%
#                 Extra Space Storage, Inc.                                         1,196,092   90,340,829             1.1%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Real Estate -- (Continued)
                  Federal Realty Investment Trust                                     683,759 $ 89,497,216             1.1%
                  FelCor Lodging Trust, Inc.                                        1,277,855    9,903,376             0.1%
                  First Industrial Realty Trust, Inc.                               1,109,859   31,231,432             0.4%
                  First Potomac Realty Trust                                          601,104    6,612,144             0.1%
                  Forest City Realty Trust, Inc. Class A                            2,292,067   51,800,714             0.7%
                  Four Corners Property Trust, Inc.                                   520,140   12,134,866             0.2%
                  Franklin Street Properties Corp.                                    963,800   11,690,894             0.1%
                  Gaming and Leisure Properties, Inc.                               1,870,000   65,076,000             0.8%
                  Getty Realty Corp.                                                  253,570    6,491,392             0.1%
                  GGP, Inc.                                                         5,475,114  118,317,214             1.5%
#                 Gladstone Commercial Corp.                                          229,193    5,111,004             0.1%
#                 Global Net Lease, Inc.                                              391,649    9,254,666             0.1%
#                 Government Properties Income Trust                                  698,580   14,893,726             0.2%
                  Gramercy Property Trust                                           1,334,257   37,079,002             0.5%
                  HCP, Inc.                                                         4,450,308  139,517,156             1.8%
                  Healthcare Realty Trust, Inc.                                     1,100,419   36,093,743             0.5%
                  Healthcare Trust of America, Inc. Class A                         1,346,312   42,933,890             0.5%
                  Hersha Hospitality Trust                                            469,504    8,657,654             0.1%
                  Highwoods Properties, Inc.                                          963,479   49,021,812             0.6%
                  Hospitality Properties Trust                                      1,558,020   49,591,777             0.6%
#                 Host Hotels & Resorts, Inc.                                       7,137,258  128,113,781             1.6%
                  Hudson Pacific Properties, Inc.                                   1,467,570   50,425,705             0.6%
                  Independence Realty Trust, Inc.                                     545,586    5,019,391             0.1%
                  Investors Real Estate Trust                                       1,193,787    7,055,281             0.1%
#                 Iron Mountain, Inc.                                               2,379,313   82,704,920             1.0%
                  Kilroy Realty Corp.                                                 928,148   65,462,279             0.8%
                  Kimco Realty Corp.                                                4,041,002   81,991,931             1.0%
                  Kite Realty Group Trust                                             796,288   16,212,424             0.2%
                  Lamar Advertising Co. Class A                                        68,291    4,921,732             0.1%
#                 LaSalle Hotel Properties                                          1,073,634   30,662,987             0.4%
                  Lexington Realty Trust                                            2,041,986   20,766,998             0.3%
                  Liberty Property Trust                                            1,442,711   58,530,785             0.7%
#                 Life Storage, Inc.                                                  440,111   34,500,301             0.4%
#                 LTC Properties, Inc.                                                371,740   17,784,042             0.2%
#                 Macerich Co. (The)                                                1,438,568   89,809,800             1.1%
                  Mack-Cali Realty Corp.                                              853,816   23,095,723             0.3%
#                 Medical Properties Trust, Inc.                                    3,038,163   39,708,790             0.5%
                  Mid-America Apartment Communities, Inc.                           1,102,863  109,415,038             1.4%
                  Monmouth Real Estate Investment Corp.                               593,294    8,899,410             0.1%
                  Monogram Residential Trust, Inc.                                  1,251,907   12,744,413             0.2%
#                 National Health Investors, Inc.                                     378,204   27,673,187             0.3%
                  National Retail Properties, Inc.                                  1,396,299   58,951,744             0.7%
                  National Storage Affiliates Trust                                   392,834    9,624,433             0.1%
#                 New Senior Investment Group, Inc.                                   732,037    7,627,826             0.1%
#                 NexPoint Residential Trust, Inc.                                    131,908    3,167,111             0.0%
                  NorthStar Realty Europe Corp.                                       443,824    5,161,673             0.1%
#                 Omega Healthcare Investors, Inc.                                  1,865,077   61,547,541             0.8%
                  One Liberty Properties, Inc.                                        135,140    3,281,199             0.0%
                  Outfront Media, Inc.                                                 46,387    1,213,484             0.0%
                  Paramount Group, Inc.                                             1,740,497   28,544,151             0.4%
#                 Park Hotels & Resorts, Inc.                                       1,124,052   28,854,415             0.4%
                  Parkway, Inc.                                                       429,678    8,658,012             0.1%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Real Estate -- (Continued)
#                 Pebblebrook Hotel Trust                                             682,819 $ 20,320,694             0.3%
                  Pennsylvania REIT                                                   712,124    9,862,917             0.1%
                  Physicians Realty Trust                                           1,430,879   28,102,464             0.4%
                  Piedmont Office Realty Trust, Inc. Class A                        1,557,104   34,022,722             0.4%
                  Prologis, Inc.                                                    5,028,044  273,575,874             3.5%
                  PS Business Parks, Inc.                                             201,619   24,504,773             0.3%
                  Public Storage                                                    1,402,330  293,619,855             3.7%
                  QTS Realty Trust, Inc. Class A                                      443,713   23,712,023             0.3%
*                 Quality Care Properties, Inc.                                       906,163   15,721,928             0.2%
                  Ramco-Gershenson Properties Trust                                   762,807   10,168,217             0.1%
                  Realty Income Corp.                                               2,484,586  144,975,593             1.8%
                  Regency Centers Corp.                                             1,599,666  101,066,898             1.3%
#                 Retail Opportunity Investments Corp.                              1,036,819   21,358,471             0.3%
                  Retail Properties of America, Inc. Class A                        2,251,454   30,034,396             0.4%
                  Rexford Industrial Realty, Inc.                                     625,193   15,592,313             0.2%
                  RLJ Lodging Trust                                                 1,250,149   26,865,702             0.3%
                  Ryman Hospitality Properties, Inc.                                  435,289   27,762,732             0.4%
#                 Sabra Health Care REIT, Inc.                                        617,197   16,781,586             0.2%
                  Saul Centers, Inc.                                                  130,628    7,844,211             0.1%
*                 SBA Communications Corp.                                             94,911   12,005,292             0.2%
                  Select Income REIT                                                  635,337   15,921,545             0.2%
#                 Senior Housing Properties Trust                                   2,256,754   48,565,346             0.6%
#                 Seritage Growth Properties REIT Class A                              31,870    1,322,605             0.0%
                  Silver Bay Realty Trust Corp.                                       318,669    6,829,077             0.1%
                  Simon Property Group, Inc.                                        3,041,839  502,694,313             6.4%
#                 SL Green Realty Corp.                                               968,768  101,652,826             1.3%
                  Sotherly Hotels, Inc.                                               109,976      706,046             0.0%
                  Spirit Realty Capital, Inc.                                       4,594,599   43,281,123             0.5%
                  STAG Industrial, Inc.                                               765,287   20,172,965             0.3%
#                 STORE Capital Corp.                                               1,529,239   36,686,444             0.5%
                  Summit Hotel Properties, Inc.                                       860,015   14,216,048             0.2%
                  Sun Communities, Inc.                                               661,430   55,302,162             0.7%
                  Sunstone Hotel Investors, Inc.                                    2,091,813   31,147,096             0.4%
#                 Tanger Factory Outlet Centers, Inc.                                 943,317   29,422,057             0.4%
                  Taubman Centers, Inc.                                               609,763   38,140,676             0.5%
                  Terreno Realty Corp.                                                440,000   13,587,200             0.2%
                  Tier REIT, Inc.                                                     244,693    4,235,636             0.1%
                  UDR, Inc.                                                         2,540,787   94,872,987             1.2%
#                 UMH Properties, Inc.                                                239,446    3,835,925             0.0%
                  Uniti Group, Inc.                                                   132,648    3,642,514             0.0%
                  Universal Health Realty Income Trust                                121,654    8,485,367             0.1%
                  Urban Edge Properties                                               951,822   24,271,461             0.3%
#                 Urstadt Biddle Properties, Inc.                                      68,848    1,153,204             0.0%
                  Urstadt Biddle Properties, Inc. Class A                             270,593    5,319,858             0.1%
                  Ventas, Inc.                                                      3,368,039  215,588,176             2.7%
                  VEREIT, Inc.                                                      9,261,049   77,514,980             1.0%
                  Vornado Realty Trust                                              1,639,064  157,743,519             2.0%
                  Washington Prime Group, Inc.                                      1,751,444   15,412,707             0.2%
                  Washington REIT                                                     707,511   22,406,873             0.3%
                  Weingarten Realty Investors                                       1,152,906   37,780,730             0.5%
                  Welltower, Inc.                                                   3,448,237  246,342,051             3.1%
#                 Whitestone REIT                                                     274,463    3,441,766             0.0%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                                                 PERCENTAGE
                                                                                      SHARES        VALUE+     OF NET ASSETS**
                                                                                    ----------- -------------- ---------------
Real Estate -- (Continued)
#                 WP Carey, Inc.                                                        959,557 $   60,068,268             0.8%
#                 Xenia Hotels & Resorts, Inc.                                          973,522     16,997,694             0.2%
                                                                                                -------------- ---------------
TOTAL COMMON STOCKS                                                                              7,784,952,656            98.7%
                                                                                                -------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                      7,784,952,656
                                                                                                --------------
TEMPORARY CASH INVESTMENTS -- (1.2%)
                  State Street Institutional U.S. Government Money Market Fund,
                    0.680%                                                          102,157,416    102,157,416             1.3%
                                                                                                -------------- ---------------
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@              DFA Short Term Investment Fund                                     41,124,224    475,930,650             6.0%
                                                                                                -------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $6,140,307,059)                                             $8,363,040,722           106.0%
                                                                                                ============== ===============

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  --------------------------------------------------
                                                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                                  -------------- ------------ ------- --------------
Common Stocks
   Real Estate                                                    $7,784,952,656           --      -- $7,784,952,656
Temporary Cash Investments                                           102,157,416           --      --    102,157,416
Securities Lending Collateral                                                 -- $475,930,650      --    475,930,650
Futures Contracts**                                                      708,491           --      --        708,491
                                                                  -------------- ------------ ------- --------------
TOTAL                                                             $7,887,818,563 $475,930,650      -- $8,363,749,213
                                                                  ============== ============ ======= ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                       LARGE CAP INTERNATIONAL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
COMMON STOCKS -- (91.7%)
AUSTRALIA -- (5.9%)
                  Adelaide Brighton, Ltd.                                             102,700 $   455,318             0.0%
                  AGL Energy, Ltd.                                                    152,020   3,043,568             0.1%
#                 Alumina, Ltd.                                                       711,625     976,895             0.0%
                  Amcor, Ltd.                                                         351,506   4,133,103             0.1%
                  Amcor, Ltd. Sponsored ADR                                             1,068      50,196             0.0%
                  AMP, Ltd.                                                         1,542,726   6,181,198             0.2%
                  Ansell, Ltd.                                                          9,168     163,199             0.0%
#                 APA Group                                                           241,803   1,658,306             0.0%
                  Aristocrat Leisure, Ltd.                                            158,248   2,325,560             0.1%
                  ASX, Ltd.                                                            29,551   1,120,270             0.0%
                  Aurizon Holdings, Ltd.                                              554,177   2,136,990             0.1%
                  AusNet Services                                                     559,456     732,698             0.0%
#                 Australia & New Zealand Banking Group, Ltd.                         717,809  17,571,231             0.4%
                  Bank of Queensland, Ltd.                                            146,808   1,313,509             0.0%
                  Bendigo & Adelaide Bank, Ltd.                                       185,830   1,710,137             0.1%
                  BHP Billiton, Ltd.                                                  982,411  17,490,780             0.4%
#                 BHP Billiton, Ltd. Sponsored ADR                                     64,389   2,292,248             0.1%
                  BlueScope Steel, Ltd.                                               425,007   3,713,260             0.1%
                  Boral, Ltd.                                                         398,692   1,837,789             0.1%
                  Brambles, Ltd.                                                      422,074   3,266,045             0.1%
                  Caltex Australia, Ltd.                                               74,750   1,668,515             0.0%
                  Challenger, Ltd.                                                    110,773   1,094,093             0.0%
                  CIMIC Group, Ltd.                                                    26,798     742,649             0.0%
                  Coca-Cola Amatil, Ltd.                                              177,113   1,241,281             0.0%
                  Cochlear, Ltd.                                                       16,370   1,713,617             0.1%
#                 Commonwealth Bank of Australia                                      455,055  29,721,420             0.7%
                  Computershare, Ltd.                                                 145,852   1,607,881             0.0%
                  Crown Resorts, Ltd.                                                 110,083   1,029,313             0.0%
                  CSL, Ltd.                                                           127,603  12,653,120             0.3%
#                 Domino's Pizza Enterprises, Ltd.                                     15,666     716,405             0.0%
                  DUET Group                                                          733,888   1,658,338             0.0%
#                 Evolution Mining, Ltd.                                              629,770   1,094,607             0.0%
                  Fortescue Metals Group, Ltd.                                        823,861   3,265,497             0.1%
#                 Harvey Norman Holdings, Ltd.                                        174,750     548,128             0.0%
                  Healthscope, Ltd.                                                   384,275     634,645             0.0%
                  Incitec Pivot, Ltd.                                                 577,729   1,636,795             0.0%
                  Insurance Australia Group, Ltd.                                     493,600   2,291,231             0.1%
                  James Hardie Industries P.L.C.                                      101,023   1,709,344             0.1%
                  James Hardie Industries P.L.C. Sponsored ADR                          2,500      42,650             0.0%
                  LendLease Group                                                     174,953   2,100,425             0.1%
                  Macquarie Group, Ltd.                                                89,946   6,248,291             0.2%
                  Magellan Financial Group, Ltd.                                       37,662     663,856             0.0%
                  Medibank Pvt, Ltd.                                                  770,338   1,676,996             0.0%
#                 National Australia Bank, Ltd.                                       626,468  15,901,096             0.4%
                  Newcrest Mining, Ltd.                                               214,550   3,442,097             0.1%
                  Oil Search, Ltd.                                                    342,354   1,847,321             0.1%
                  Orica, Ltd.                                                         148,082   2,051,605             0.1%
*                 Origin Energy, Ltd.                                                 660,164   3,552,525             0.1%
                  Orora, Ltd.                                                          22,378      50,456             0.0%
                  Qantas Airways, Ltd.                                                264,710     839,095             0.0%
                  QBE Insurance Group, Ltd.                                           461,874   4,437,579             0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
AUSTRALIA -- (Continued)
                  Qube Holdings, Ltd.                                                 159,478 $    313,510             0.0%
                  Ramsay Health Care, Ltd.                                             42,155    2,260,438             0.1%
#                 REA Group, Ltd.                                                      15,296      702,460             0.0%
                  Rio Tinto, Ltd.                                                     111,771    5,060,061             0.1%
*                 Santos, Ltd.                                                        669,717    1,738,651             0.1%
                  Seek, Ltd.                                                           68,178      868,463             0.0%
                  Sonic Healthcare, Ltd.                                               99,283    1,641,284             0.0%
                  South32, Ltd.                                                     1,549,216    3,210,435             0.1%
                  South32, Ltd. ADR                                                    79,510      822,133             0.0%
                  Spark Infrastructure Group                                          469,195      874,890             0.0%
                  Star Entertainment Grp, Ltd. (The)                                  363,659    1,514,725             0.0%
                  Suncorp Group, Ltd.                                                 466,697    4,811,011             0.1%
                  Sydney Airport                                                      232,530    1,200,990             0.0%
                  Tabcorp Holdings, Ltd.                                              202,120      718,087             0.0%
                  Tatts Group, Ltd.                                                   368,989    1,187,046             0.0%
                  Telstra Corp., Ltd.                                               1,189,668    3,758,838             0.1%
#                 TPG Telecom, Ltd.                                                   105,730      466,495             0.0%
                  Transurban Group                                                    474,800    4,337,721             0.1%
                  Treasury Wine Estates, Ltd.                                         182,183    1,635,704             0.0%
#                 Vocus Group, Ltd.                                                   136,211      343,382             0.0%
                  Wesfarmers, Ltd.                                                    247,055    7,952,589             0.2%
#                 Westpac Banking Corp.                                               765,898   20,077,830             0.5%
                  Westpac Banking Corp. Sponsored ADR                                  85,381    2,249,789             0.1%
                  Woodside Petroleum, Ltd.                                            192,176    4,625,959             0.1%
                  Woolworths, Ltd.                                                    369,862    7,434,840             0.2%
                                                                                              ------------ ---------------
TOTAL AUSTRALIA                                                                                259,860,502             6.3%
                                                                                              ------------ ---------------
AUSTRIA -- (0.2%)
                  ANDRITZ AG                                                           13,945      770,561             0.0%
                  Erste Group Bank AG                                                 119,287    4,270,928             0.1%
                  OMV AG                                                               66,055    3,042,566             0.1%
*                 Raiffeisen Bank International AG                                     37,094      845,603             0.0%
                  Verbund AG                                                              936       15,539             0.0%
                  Voestalpine AG                                                       45,316    1,889,194             0.1%
                                                                                              ------------ ---------------
TOTAL AUSTRIA                                                                                   10,834,391             0.3%
                                                                                              ------------ ---------------
BELGIUM -- (1.3%)
                  Ageas                                                                98,008    4,013,002             0.1%
#                 Anheuser-Busch InBev SA/NV                                          243,093   27,413,677             0.7%
#                 Anheuser-Busch InBev SA/NV Sponsored ADR                              2,531      286,610             0.0%
                  bpost SA                                                              3,505       84,007             0.0%
                  Colruyt SA                                                           25,959    1,333,932             0.0%
                  KBC Group NV                                                         81,099    5,860,771             0.1%
#                 Proximus SADP                                                        74,014    2,263,639             0.1%
                  Solvay SA                                                            56,847    7,230,427             0.2%
*                 Telenet Group Holding NV                                             16,631    1,010,512             0.0%
#                 UCB SA                                                               63,375    4,946,353             0.1%
                  Umicore SA                                                           32,131    1,882,464             0.1%
                                                                                              ------------ ---------------
TOTAL BELGIUM                                                                                   56,325,394             1.4%
                                                                                              ------------ ---------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
CANADA -- (7.9%)
                  Agnico Eagle Mines, Ltd.(008474108)                                45,633 $ 2,182,626             0.1%
                  Agnico Eagle Mines, Ltd.(2009823)                                  30,777   1,471,157             0.0%
                  Agrium, Inc.(2213538)                                              31,176   2,926,097             0.1%
                  Agrium, Inc.(008916108)                                            15,410   1,447,461             0.0%
                  Algonquin Power & Utilities Corp.                                  56,600     536,125             0.0%
                  Alimentation Couche-Tard, Inc. Class B                            117,058   5,383,613             0.1%
                  AltaGas, Ltd.                                                      41,704     934,563             0.0%
*                 Amaya, Inc.                                                         2,400      42,636             0.0%
                  ARC Resources, Ltd.                                                97,788   1,283,734             0.0%
                  Atco, Ltd. Class I                                                 24,924     906,908             0.0%
*                 B2Gold Corp.                                                      161,800     406,559             0.0%
                  Bank of Montreal(063671101)                                       117,628   8,333,944             0.2%
#                 Bank of Montreal(2076009)                                          88,229   6,247,548             0.2%
                  Bank of Nova Scotia (The)(064149107)                               91,345   5,081,522             0.1%
                  Bank of Nova Scotia (The)(2076281)                                181,668  10,098,508             0.3%
                  Barrick Gold Corp.(067901108)                                     301,386   5,039,174             0.1%
                  Barrick Gold Corp.(2024644)                                        22,992     384,365             0.0%
                  BCE, Inc.(B188TH2)                                                 25,315   1,152,570             0.0%
#                 BCE, Inc.(05534B760)                                               27,640   1,259,555             0.0%
*                 BlackBerry, Ltd.(09228F103)                                       102,051     953,156             0.0%
*                 BlackBerry, Ltd.(BCBHZ31)                                          42,575     397,664             0.0%
*                 Bombardier, Inc. Class A                                            9,200      14,827             0.0%
*                 Bombardier, Inc. Class B                                          620,892     959,732             0.0%
                  Brookfield Asset Management, Inc. Class A                         208,575   7,710,135             0.2%
                  CAE, Inc.(2162760)                                                 75,738   1,156,835             0.0%
                  CAE, Inc.(124765108)                                               23,914     365,167             0.0%
#                 Cameco Corp.(13321L108)                                            52,650     504,914             0.0%
                  Cameco Corp.(2166160)                                              84,560     810,879             0.0%
                  Canadian Imperial Bank of Commerce(136069101)                      32,155   2,599,089             0.1%
                  Canadian Imperial Bank of Commerce(2170525)                        73,135   5,906,841             0.2%
                  Canadian National Railway Co.(136375102)                           61,654   4,456,968             0.1%
                  Canadian National Railway Co.(2180632)                            151,760  10,969,678             0.3%
                  Canadian Natural Resources, Ltd.(136385101)                        55,042   1,754,189             0.1%
                  Canadian Natural Resources, Ltd.(2171573)                         167,206   5,325,898             0.1%
                  Canadian Pacific Railway, Ltd.(2793115)                            32,866   5,035,898             0.1%
                  Canadian Pacific Railway, Ltd.(13645T100)                           5,113     783,567             0.0%
                  Canadian Tire Corp., Ltd. Class A                                  26,916   3,285,012             0.1%
                  Canadian Utilities, Ltd. Class A                                   27,940     805,420             0.0%
                  CCL Industries, Inc. Class B                                        8,196   1,897,320             0.1%
#                 Cenovus Energy, Inc.(15135U109)                                   252,188   2,516,836             0.1%
                  Cenovus Energy, Inc.(B57FG04)                                      37,861     377,487             0.0%
*                 CGI Group, Inc. Class A(39945C109)                                 37,216   1,796,416             0.1%
*                 CGI Group, Inc. Class A(2159740)                                   22,635   1,092,410             0.0%
                  CI Financial Corp.                                                 68,515   1,340,134             0.0%
                  Cineplex, Inc.                                                      6,806     267,892             0.0%
                  Cogeco Communications, Inc.                                         8,563     489,986             0.0%
                  Constellation Software, Inc.                                        5,643   2,580,927             0.1%
                  Crescent Point Energy Corp.(B67C8W8)                              144,994   1,435,016             0.0%
                  Crescent Point Energy Corp.(22576C101)                             74,710     740,376             0.0%
                  DH Corp.                                                            6,011     111,805             0.0%
                  Dollarama, Inc.                                                    31,700   2,775,100             0.1%
                  ECN Capital Corp.                                                     203         553             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
                  Eldorado Gold Corp.                                                 8,512 $   31,116             0.0%
                  Element Fleet Management Corp.                                    128,503  1,128,714             0.0%
#                 Emera, Inc.                                                        13,522    468,052             0.0%
                  Empire Co., Ltd. Class A                                           91,344  1,407,248             0.0%
#                 Enbridge Income Fund Holdings, Inc.                                33,147    813,468             0.0%
                  Enbridge, Inc.(2466149)                                           133,714  5,542,316             0.1%
#                 Enbridge, Inc.(29250N105)                                         220,938  9,157,880             0.2%
                  Encana Corp.(292505104)                                           234,765  2,511,986             0.1%
                  Encana Corp.(2793193)                                              26,386    282,407             0.0%
                  Fairfax Financial Holdings, Ltd.                                    8,723  3,987,511             0.1%
                  Finning International, Inc.                                        54,601  1,038,381             0.0%
                  First Capital Realty, Inc.                                         47,815    694,956             0.0%
                  First Quantum Minerals, Ltd.                                      253,132  2,412,545             0.1%
                  Fortis, Inc.                                                       90,265  2,937,307             0.1%
                  Franco-Nevada Corp.(B29NF31)                                       14,019    953,462             0.0%
                  Franco-Nevada Corp.(351858105)                                     15,128  1,030,519             0.0%
                  George Weston, Ltd.                                                22,179  1,991,812             0.1%
#                 Gildan Activewear, Inc.(375916103)                                 21,091    591,392             0.0%
                  Gildan Activewear, Inc.(2254645)                                   35,400    992,460             0.0%
                  Goldcorp, Inc.(380956409)                                         213,827  2,985,025             0.1%
                  Goldcorp, Inc.(2676302)                                           100,844  1,405,115             0.0%
                  Great-West Lifeco, Inc.                                            65,700  1,767,337             0.1%
*                 Husky Energy, Inc.                                                129,943  1,500,239             0.0%
                  Hydro One, Ltd.                                                    35,600    626,954             0.0%
                  IGM Financial, Inc.                                                32,340    971,586             0.0%
#                 Imperial Oil, Ltd.(453038408)                                      31,875    926,606             0.0%
                  Imperial Oil, Ltd.(2454241)                                        32,327    940,409             0.0%
                  Industrial Alliance Insurance & Financial Services, Inc.           49,222  2,076,624             0.1%
                  Intact Financial Corp.                                             27,800  1,904,383             0.1%
                  Inter Pipeline, Ltd.                                              105,707  2,153,556             0.1%
*                 International Petroleum Corp.                                      10,906     39,648             0.0%
                  Jean Coutu Group PJC, Inc. (The) Class A                           24,200    396,050             0.0%
                  Keyera Corp.                                                       51,518  1,425,845             0.0%
*                 Kinross Gold Corp.(496902404)                                      22,897     79,911             0.0%
*                 Kinross Gold Corp.(B03Z841)                                       686,867  2,390,109             0.1%
                  Linamar Corp.                                                      21,896    930,987             0.0%
                  Loblaw Cos., Ltd.                                                  54,709  3,070,418             0.1%
                  Lundin Mining Corp.                                               381,810  2,036,245             0.1%
                  Magna International, Inc.(559222401)                               46,819  1,955,630             0.1%
                  Magna International, Inc.(2554475)                                 69,820  2,916,477             0.1%
                  Manulife Financial Corp.(56501R106)                               177,703  3,118,688             0.1%
                  Manulife Financial Corp.(2492519)                                 277,559  4,867,780             0.1%
                  Maple Leaf Foods, Inc.                                             28,387    710,585             0.0%
                  Methanex Corp.                                                     25,281  1,161,772             0.0%
                  Metro, Inc.                                                        75,672  2,593,265             0.1%
                  National Bank of Canada                                           144,118  5,600,864             0.1%
#                 Northland Power, Inc.                                              31,400    555,058             0.0%
                  Onex Corp.                                                         19,404  1,400,022             0.0%
                  Open Text Corp.(683715106)                                         21,448    743,817             0.0%
                  Open Text Corp.(2260824)                                           42,200  1,463,189             0.0%
                  Pan American Silver Corp.                                           4,251     71,289             0.0%
                  Pembina Pipeline Corp.(B4PPQG5)                                    35,549  1,133,302             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
CANADA -- (Continued)
                  Pembina Pipeline Corp.(B4PT2P8)                                    39,712 $ 1,265,501             0.0%
#                 Peyto Exploration & Development Corp.                              51,705     940,883             0.0%
                  Potash Corp. of Saskatchewan, Inc.(73755L107)                     152,346   2,571,600             0.1%
                  Potash Corp. of Saskatchewan, Inc.(2696980)                       106,900   1,802,746             0.1%
#                 PrairieSky Royalty, Ltd.                                           29,799     649,442             0.0%
                  Quebecor, Inc. Class B                                             25,100     766,211             0.0%
                  Restaurant Brands International, Inc.                              61,971   3,478,421             0.1%
                  Ritchie Bros Auctioneers, Inc.(767744105)                          13,682     448,222             0.0%
                  Ritchie Bros Auctioneers, Inc.(2345390)                            16,700     547,593             0.0%
                  Rogers Communications, Inc. Class B(775109200)                     34,729   1,592,672             0.0%
                  Rogers Communications, Inc. Class B(2169051)                       57,268   2,625,841             0.1%
#                 Royal Bank of Canada(780087102)                                   137,266   9,399,976             0.2%
                  Royal Bank of Canada(2754383)                                     246,120  16,852,743             0.4%
                  Saputo, Inc.                                                       73,300   2,409,951             0.1%
*                 Seven Generations Energy, Ltd. Class A                             53,325     944,189             0.0%
                  Shaw Communications, Inc. Class B(82028K200)                       78,254   1,659,767             0.1%
                  Shaw Communications, Inc. Class B(2801836)                         61,291   1,299,411             0.0%
*                 Shopify, Inc. Class A                                               7,521     571,465             0.0%
                  Silver Wheaton Corp.(828336107)                                   101,449   2,025,937             0.1%
                  Silver Wheaton Corp.(B058ZX6)                                      24,915     497,187             0.0%
                  SNC-Lavalin Group, Inc.                                            41,386   1,664,475             0.1%
                  Stantec, Inc.(85472N109)                                           16,651     426,266             0.0%
#                 Stantec, Inc.(2854238)                                             12,500     320,776             0.0%
                  Sun Life Financial, Inc.(866796105)                                70,155   2,477,875             0.1%
                  Sun Life Financial, Inc.(2566124)                                  84,631   2,988,946             0.1%
                  Suncor Energy, Inc.(867224107)                                     73,560   2,306,842             0.1%
                  Suncor Energy, Inc.(B3NB1P2)                                      319,329  10,007,621             0.3%
                  Tahoe Resources, Inc.                                              79,542     641,109             0.0%
                  Teck Resources, Ltd. Class B(878742204)                           174,856   3,626,513             0.1%
                  Teck Resources, Ltd. Class B(2879327)                              83,338   1,728,971             0.1%
                  TELUS Corp.                                                        50,417   1,677,550             0.1%
                  Thomson Reuters Corp.(2126067)                                     24,983   1,134,978             0.0%
                  Thomson Reuters Corp.(2889371)                                     58,150   2,642,426             0.1%
                  TMX Group, Ltd.                                                     2,500     141,240             0.0%
                  Toronto-Dominion Bank (The)(891160509)                            144,317   6,795,888             0.2%
                  Toronto-Dominion Bank (The)(2897222)                              270,619  12,733,496             0.3%
*                 Tourmaline Oil Corp.                                               81,657   1,604,367             0.0%
                  TransCanada Corp.(89353D107)                                      111,789   5,191,481             0.1%
                  TransCanada Corp.(2665184)                                        107,941   5,011,758             0.1%
*                 Turquoise Hill Resources, Ltd.(900435108)                          68,462     186,901             0.0%
*                 Turquoise Hill Resources, Ltd.(B7WJ1F5)                           275,489     750,756             0.0%
#*                Valeant Pharmaceuticals International, Inc.(91911K102)            134,482   1,243,959             0.0%
#*                Valeant Pharmaceuticals International, Inc.(B3XSX46)               57,482     532,689             0.0%
                  Veresen, Inc.                                                      87,129     972,107             0.0%
                  Vermilion Energy, Inc.(923725105)                                   7,282     256,326             0.0%
                  Vermilion Energy, Inc.(B607XS1)                                    13,782     485,230             0.0%
                  Waste Connections, Inc.(94106B101)                                 24,584   2,262,193             0.1%
                  Waste Connections, Inc.(BYQFRK5)                                   14,754   1,357,330             0.0%
                  West Fraser Timber Co., Ltd.                                       29,984   1,347,364             0.0%
                  Whitecap Resources, Inc.                                           82,700     585,240             0.0%
                  WSP Global, Inc.                                                   34,300   1,249,580             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
CANADA -- (Continued)
                  Yamana Gold, Inc.                                                 302,591 $    813,530             0.0%
                                                                                            ------------ ---------------
TOTAL CANADA                                                                                 347,744,650             8.4%
                                                                                            ------------ ---------------
DENMARK -- (1.4%)
                  AP Moller - Maersk A.S. Class A                                       825    1,368,669             0.0%
                  AP Moller - Maersk A.S. Class B                                     1,563    2,696,228             0.1%
                  Carlsberg A.S. Class B                                             48,343    4,823,785             0.1%
                  Chr Hansen Holding A.S.                                            40,480    2,727,298             0.1%
                  Coloplast A.S. Class B                                             28,811    2,466,964             0.1%
                  Danske Bank A.S.                                                  158,717    5,770,716             0.1%
#                 DSV A.S.                                                           54,310    3,024,277             0.1%
*                 Genmab A.S.                                                        11,805    2,348,897             0.1%
#                 H Lundbeck A.S.                                                    22,123    1,134,800             0.0%
                  ISS A.S.                                                           70,212    2,912,410             0.1%
                  Novo Nordisk A.S. Class B                                         411,533   16,023,801             0.3%
                  Novo Nordisk A.S. Sponsored ADR                                    60,487    2,339,637             0.1%
#                 Novozymes A.S. Class B                                             69,680    3,008,302             0.1%
                  Pandora A.S.                                                       36,040    3,893,406             0.1%
#                 Tryg A.S.                                                          45,695      876,739             0.0%
                  Vestas Wind Systems A.S.                                           64,852    5,580,290             0.1%
*                 William Demant Holding A.S.                                        44,232    1,012,369             0.0%
                                                                                            ------------ ---------------
TOTAL DENMARK                                                                                 62,008,588             1.5%
                                                                                            ------------ ---------------
FINLAND -- (0.9%)
#                 Elisa Oyj                                                          37,118    1,262,270             0.0%
#                 Fortum Oyj                                                        199,915    2,906,814             0.1%
                  Kone Oyj Class B                                                   83,958    3,842,957             0.1%
                  Neste Oyj                                                          44,411    1,809,712             0.1%
                  Nokia Oyj(5946455)                                                268,823    1,535,411             0.0%
                  Nokia Oyj(5902941)                                                899,569    5,142,696             0.1%
#                 Nokia Oyj Sponsored ADR                                           223,680    1,281,686             0.0%
                  Orion Oyj Class A                                                   4,170      237,789             0.0%
                  Orion Oyj Class B                                                  26,182    1,500,478             0.0%
#                 Sampo Oyj Class A                                                  98,632    4,720,289             0.1%
#                 Stora Enso Oyj Class R                                            316,606    3,757,445             0.1%
#                 Stora Enso Oyj Sponsored ADR                                       12,000      142,500             0.0%
                  UPM-Kymmene Oyj                                                   307,575    8,103,577             0.2%
                  UPM-Kymmene Oyj Sponsored ADR                                      13,000      345,800             0.0%
                  Wartsila Oyj Abp                                                   43,314    2,634,118             0.1%
                                                                                            ------------ ---------------
TOTAL FINLAND                                                                                 39,223,542             0.9%
                                                                                            ------------ ---------------
FRANCE -- (8.4%)
#                 Accor SA                                                           39,959    1,822,096             0.1%
                  Aeroports de Paris                                                  8,428    1,124,257             0.0%
                  Air Liquide SA                                                    107,672   12,972,988             0.3%
#                 Airbus SE                                                         164,233   13,285,234             0.3%
*                 Alstom SA                                                          39,250    1,245,809             0.0%
                  Amundi SA                                                           2,006      132,007             0.0%
                  Arkema SA                                                          34,891    3,694,363             0.1%
                  Atos SE                                                            30,602    4,008,410             0.1%
#                 AXA SA                                                            422,810   11,280,624             0.3%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
FRANCE -- (Continued)
                  AXA SA Sponsored ADR                                               34,916 $   929,185             0.0%
                  BioMerieux                                                          3,273     654,520             0.0%
                  BNP Paribas SA                                                    283,980  20,042,508             0.5%
#                 Bollore SA(4572709)                                               291,378   1,185,596             0.0%
*                 Bollore SA(BD3RTL2)                                                 1,707       6,829             0.0%
#                 Bouygues SA                                                        98,948   4,159,167             0.1%
                  Bureau Veritas SA                                                  69,919   1,620,048             0.0%
#                 Capgemini SA                                                       35,656   3,569,949             0.1%
                  Carrefour SA                                                      274,037   6,453,908             0.2%
                  Casino Guichard Perrachon SA                                       21,664   1,304,704             0.0%
                  Christian Dior SE                                                  14,583   3,999,597             0.1%
                  Cie de Saint-Gobain                                               134,196   7,240,790             0.2%
                  Cie Generale des Etablissements Michelin                           82,930  10,847,329             0.3%
                  CNP Assurances                                                     62,831   1,312,462             0.0%
                  Credit Agricole SA                                                263,359   3,917,157             0.1%
                  Danone SA                                                         140,586   9,839,041             0.2%
                  Danone SA Sponsored ADR                                            12,326     173,550             0.0%
                  Dassault Aviation SA                                                  326     445,493             0.0%
                  Dassault Systemes SE                                               33,292   2,970,339             0.1%
                  Eiffage SA                                                         24,246   2,053,754             0.1%
                  Electricite de France SA                                          209,066   1,745,232             0.0%
#                 Engie SA                                                          446,433   6,294,723             0.2%
                  Essilor International SA                                           50,470   6,540,555             0.2%
                  Eurofins Scientific SE                                              2,541   1,251,510             0.0%
                  Eutelsat Communications SA                                         16,179     382,787             0.0%
                  Faurecia                                                           32,373   1,582,169             0.0%
                  Groupe Eurotunnel SE                                              114,795   1,261,104             0.0%
#                 Hermes International                                                7,309   3,494,212             0.1%
                  Iliad SA                                                            7,300   1,771,884             0.0%
                  Imerys SA                                                          12,619   1,085,626             0.0%
                  Ingenico Group SA                                                  13,088   1,185,079             0.0%
                  Ipsen SA                                                            8,271     962,934             0.0%
#                 JCDecaux SA                                                        21,745     767,589             0.0%
#                 Kering                                                             14,029   4,348,402             0.1%
#                 L'Oreal SA                                                         64,588  12,862,672             0.3%
                  Legrand SA                                                         68,372   4,425,783             0.1%
#                 LVMH Moet Hennessy Louis Vuitton SE                                79,335  19,585,332             0.5%
                  Natixis SA                                                        332,236   2,312,092             0.1%
                  Orange SA                                                         615,672   9,528,963             0.2%
#                 Orange SA Sponsored ADR                                            45,487     705,048             0.0%
                  Pernod Ricard SA                                                   40,979   5,128,587             0.1%
#*                Peugeot SA                                                        350,597   7,350,479             0.2%
                  Publicis Groupe SA                                                 57,767   4,170,549             0.1%
                  Publicis Groupe SA ADR                                              4,537      81,893             0.0%
                  Renault SA                                                         88,629   8,264,754             0.2%
                  Safran SA                                                          86,164   7,133,933             0.2%
#                 Sanofi                                                            263,467  24,895,993             0.6%
                  Sartorius Stedim Biotech                                            6,853     459,685             0.0%
                  Schneider Electric SE(B11BPS1)                                        935      73,991             0.0%
                  Schneider Electric SE(4834108)                                    117,578   9,312,848             0.2%
#                 SCOR SE                                                            57,533   2,275,830             0.1%
                  SEB SA                                                              5,793     932,868             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
FRANCE -- (Continued)
                  SES SA                                                            150,514 $  3,289,725             0.1%
*                 SFR Group SA                                                       34,828    1,140,240             0.0%
                  Societe BIC SA                                                      6,853      770,123             0.0%
                  Societe Generale SA                                               202,942   11,127,850             0.3%
                  Sodexo SA()                                                        16,625    2,113,391             0.1%
                  Sodexo SA(7062713)                                                 26,325    3,345,688             0.1%
                  STMicroelectronics NV                                             223,754    3,592,071             0.1%
#                 Suez                                                               94,973    1,560,100             0.0%
                  Teleperformance                                                    23,608    2,968,679             0.1%
                  Thales SA                                                          31,870    3,349,741             0.1%
                  Total SA                                                          377,642   19,385,571             0.5%
#                 Total SA Sponsored ADR                                            129,934    6,648,736             0.2%
                  Valeo SA                                                           88,780    6,388,615             0.2%
#                 Veolia Environnement SA                                            78,079    1,485,872             0.0%
                  Veolia Environnement SA ADR                                        17,086      323,438             0.0%
#                 Vinci SA                                                          138,360   11,793,599             0.3%
#                 Vivendi SA                                                        340,878    6,761,376             0.2%
#                 Zodiac Aerospace                                                   48,103    1,167,725             0.0%
                                                                                            ------------ ---------------
TOTAL FRANCE                                                                                 371,679,360             9.0%
                                                                                            ------------ ---------------
GERMANY -- (7.2%)
                  Adidas AG                                                          42,349    8,490,487             0.2%
                  Allianz SE                                                         82,245   15,657,606             0.4%
                  Allianz SE Sponsored ADR                                          245,686    4,670,245             0.1%
#                 Axel Springer SE                                                   20,495    1,149,916             0.0%
                  BASF SE                                                           241,542   23,530,764             0.6%
                  BASF SE Sponsored ADR                                               8,000      778,288             0.0%
#                 Bayer AG                                                          196,088   24,262,568             0.6%
                  Bayer AG Sponsored ADR                                             32,835    4,085,593             0.1%
                  Bayerische Motoren Werke AG                                       115,140   11,000,678             0.3%
                  Beiersdorf AG                                                      17,250    1,715,534             0.0%
                  Brenntag AG                                                        43,820    2,597,725             0.1%
*                 Commerzbank AG                                                    383,297    3,757,668             0.1%
                  Continental AG                                                     30,251    6,776,141             0.2%
                  Covestro AG                                                        24,560    1,913,994             0.0%
                  Daimler AG                                                        251,127   18,712,548             0.5%
*                 Deutsche Bank AG(D18190898)                                       519,393    9,385,431             0.2%
*                 Deutsche Bank AG(5750355)                                          16,653      299,434             0.0%
                  Deutsche Boerse AG                                                 42,269    4,137,262             0.1%
                  Deutsche Lufthansa AG                                             167,750    2,894,061             0.1%
                  Deutsche Post AG                                                  273,964    9,847,307             0.2%
                  Deutsche Telekom AG                                               880,657   15,447,423             0.4%
                  Deutsche Telekom AG Sponsored ADR                                  94,100    1,651,267             0.0%
                  Deutsche Wohnen AG                                                 79,177    2,707,341             0.1%
                  E.ON SE                                                           730,800    5,696,867             0.1%
                  E.ON SE Sponsored ADR                                              38,515      301,958             0.0%
                  Evonik Industries AG                                               71,257    2,379,270             0.1%
#                 Fielmann AG                                                         6,417      490,572             0.0%
#                 Fraport AG Frankfurt Airport Services Worldwide                    12,151      955,961             0.0%
                  Fresenius Medical Care AG & Co. KGaA                               60,661    5,384,831             0.1%
                  Fresenius SE & Co. KGaA                                           103,541    8,400,307             0.2%
                  Fuchs Petrolub SE                                                   9,084      410,160             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
GERMANY -- (Continued)
#                 GEA Group AG                                                         32,539 $  1,383,309             0.0%
                  Hannover Rueck SE                                                    17,686    2,121,686             0.1%
                  HeidelbergCement AG                                                  54,260    5,023,251             0.1%
                  Henkel AG & Co. KGaA                                                 21,511    2,509,275             0.1%
                  Hochtief AG                                                           6,209    1,118,197             0.0%
                  Infineon Technologies AG                                            286,591    5,923,704             0.1%
                  KION Group AG                                                        31,512    2,134,792             0.1%
                  Lanxess AG                                                           43,684    3,154,265             0.1%
*                 LEG Immobilien AG                                                    12,900    1,108,268             0.0%
                  Linde AG                                                             39,348    7,070,380             0.2%
                  MAN SE                                                                8,511      894,219             0.0%
                  Merck KGaA                                                           31,593    3,711,280             0.1%
                  Metro AG                                                             70,033    2,304,739             0.1%
                  MTU Aero Engines AG                                                  14,556    2,087,823             0.1%
                  Muenchener Rueckversicherungs-Gesellschaft AG                        37,318    7,154,577             0.2%
                  Osram Licht AG                                                       25,582    1,713,723             0.0%
#                 ProSiebenSat.1 Media SE                                              63,535    2,697,037             0.1%
*                 QIAGEN NV                                                            40,072    1,200,438             0.0%
#                 Rational AG                                                             629      316,139             0.0%
                  RTL Group SA                                                          9,990      774,273             0.0%
*                 RWE AG                                                              263,396    4,362,689             0.1%
                  SAP SE                                                              193,973   19,429,491             0.5%
                  SAP SE Sponsored ADR                                                  8,519      853,433             0.0%
                  Siemens AG                                                          158,545   22,742,150             0.6%
                  Symrise AG                                                           28,103    1,967,446             0.1%
*                 Talanx AG                                                            19,158      690,599             0.0%
#                 Telefonica Deutschland Holding AG                                   214,262    1,038,899             0.0%
#                 ThyssenKrupp AG                                                     103,507    2,466,628             0.1%
*                 Uniper SE                                                            89,054    1,461,565             0.0%
#                 United Internet AG                                                   32,739    1,506,852             0.0%
                  Volkswagen AG                                                        11,572    1,865,928             0.0%
                  Vonovia SE                                                           96,146    3,480,887             0.1%
#                 Wacker Chemie AG                                                      8,354      884,234             0.0%
#                 Wirecard AG                                                          14,361      849,172             0.0%
*                 Zalando SE                                                           14,365      633,671             0.0%
                                                                                              ------------ ---------------
TOTAL GERMANY                                                                                  318,124,226             7.7%
                                                                                              ------------ ---------------
HONG KONG -- (2.8%)
                  AIA Group, Ltd.                                                   3,116,200   21,568,576             0.5%
                  ASM Pacific Technology, Ltd.                                         58,600      872,047             0.0%
#                 Bank of East Asia, Ltd. (The)                                       331,593    1,371,223             0.0%
#                 BOC Hong Kong Holdings, Ltd.                                        973,000    3,998,578             0.1%
*                 Brightoil Petroleum Holdings, Ltd.                                   40,000       10,844             0.0%
                  Cathay Pacific Airways, Ltd.                                        803,000    1,155,694             0.0%
                  Cheung Kong Infrastructure Holdings, Ltd.                           161,000    1,409,494             0.0%
                  Cheung Kong Property Holdings, Ltd.                                 610,962    4,374,005             0.1%
                  Chow Tai Fook Jewellery Group, Ltd.                                 344,400      378,481             0.0%
                  CK Hutchison Holdings, Ltd.                                         705,962    8,815,549             0.2%
                  CLP Holdings, Ltd.                                                  380,400    4,011,778             0.1%
                  FIH Mobile, Ltd.                                                    627,000      215,095             0.0%
                  First Pacific Co., Ltd.                                             466,400      359,138             0.0%
                  Galaxy Entertainment Group, Ltd.                                    662,000    3,677,711             0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
HONG KONG -- (Continued)
#                 Haitong International Securities Group, Ltd.                        661,323 $    358,166             0.0%
                  Hang Lung Group, Ltd.                                               335,000    1,396,924             0.0%
                  Hang Lung Properties, Ltd.                                          814,000    2,132,825             0.1%
                  Hang Seng Bank, Ltd.                                                195,800    3,966,104             0.1%
                  Henderson Land Development Co., Ltd.                                389,171    2,463,629             0.1%
                  HK Electric Investments & HK Electric Investments, Ltd.             622,000      549,953             0.0%
                  HKT Trust & HKT, Ltd.                                             1,436,000    1,833,952             0.1%
                  Hong Kong & China Gas Co., Ltd.                                   1,883,212    3,762,430             0.1%
                  Hong Kong Exchanges & Clearing, Ltd.                                325,214    7,998,328             0.2%
                  Hopewell Holdings, Ltd.                                               3,000       11,465             0.0%
                  Hysan Development Co., Ltd.                                         195,638      922,650             0.0%
                  Kerry Properties, Ltd.                                              260,893      975,297             0.0%
#                 Kingston Financial Group, Ltd.                                    1,594,000      550,617             0.0%
                  L'Occitane International SA                                          59,500      125,157             0.0%
#                 Li & Fung, Ltd.                                                   3,322,000    1,391,043             0.0%
                  Melco Resorts & Entertainment, Ltd. ADR                              34,136      749,285             0.0%
#                 MGM China Holdings, Ltd.                                            246,000      559,598             0.0%
#                 MTR Corp., Ltd.                                                     311,511    1,792,176             0.1%
                  New World Development Co., Ltd.                                   2,374,709    2,952,970             0.1%
                  NWS Holdings, Ltd.                                                  465,615      874,401             0.0%
                  Orient Overseas International, Ltd.                                   2,000       10,677             0.0%
                  PCCW, Ltd.                                                        1,594,712      900,333             0.0%
                  Power Assets Holdings, Ltd.                                         314,207    2,826,009             0.1%
                  Prada SpA                                                           153,800      719,807             0.0%
                  Samsonite International SA                                          381,900    1,471,208             0.1%
                  Sands China, Ltd.                                                   658,800    2,983,796             0.1%
                  Shangri-La Asia, Ltd.                                               409,655      586,300             0.0%
                  Sino Land Co., Ltd.                                               1,110,844    1,879,828             0.1%
                  SJM Holdings, Ltd.                                                  841,000      815,300             0.0%
                  Sun Hung Kai Properties, Ltd.                                       339,108    5,081,532             0.1%
                  Swire Pacific, Ltd. Class A                                         232,500    2,241,960             0.1%
                  Swire Pacific, Ltd. Class B                                         255,000      432,575             0.0%
                  Swire Properties, Ltd.                                              257,600      863,616             0.0%
                  Techtronic Industries Co., Ltd.                                     409,000    1,754,758             0.1%
                  WH Group, Ltd.                                                    4,126,500    3,681,469             0.1%
                  Wharf Holdings, Ltd. (The)                                          338,609    2,886,990             0.1%
                  Wheelock & Co., Ltd.                                                329,000    2,562,715             0.1%
*                 Wynn Macau, Ltd.                                                    398,800      874,189             0.0%
                  Xinyi Glass Holdings, Ltd.                                          818,000      724,856             0.0%
                  Yue Yuen Industrial Holdings, Ltd.                                  363,500    1,436,996             0.0%
                                                                                              ------------ ---------------
TOTAL HONG KONG                                                                                122,320,097             3.0%
                                                                                              ------------ ---------------
IRELAND -- (0.5%)
*                 Bank of Ireland                                                   9,774,999    2,460,730             0.1%
                  CRH P.L.C.(0182704)                                                  58,738    2,141,643             0.1%
                  CRH P.L.C.(4182249)                                                  22,786      829,959             0.0%
                  CRH P.L.C. Sponsored ADR                                            129,563    4,705,728             0.1%
                  Glanbia P.L.C.                                                       54,515    1,065,451             0.0%
                  Kerry Group P.L.C. Class A(0490656)                                  18,318    1,501,136             0.0%
                  Kerry Group P.L.C. Class A(4519579)                                  24,475    2,001,037             0.0%
                  Paddy Power Betfair P.L.C.                                           21,470    2,389,491             0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
IRELAND -- (Continued)
                  Smurfit Kappa Group P.L.C.                                          108,159 $ 2,900,703             0.1%
                                                                                              ----------- ---------------
TOTAL IRELAND                                                                                  19,995,878             0.5%
                                                                                              ----------- ---------------
ISRAEL -- (0.4%)
                  Azrieli Group, Ltd.                                                  14,676     780,667             0.0%
                  Bank Hapoalim BM                                                    399,401   2,490,788             0.1%
*                 Bank Leumi Le-Israel BM                                             852,069   3,984,838             0.1%
                  Bezeq The Israeli Telecommunication Corp., Ltd.                     508,328     854,055             0.0%
                  Delek Group, Ltd.                                                       875     196,990             0.0%
                  Elbit Systems, Ltd.(6308913)                                          6,571     782,305             0.0%
                  Elbit Systems, Ltd.(M3760D101)                                        1,593     189,232             0.0%
                  Frutarom Industries, Ltd.                                            10,001     587,869             0.0%
                  Israel Chemicals, Ltd.                                              241,224   1,039,516             0.0%
                  Melisron, Ltd.                                                        1,865     101,559             0.0%
                  Mizrahi Tefahot Bank, Ltd.                                           91,513   1,476,237             0.1%
#                 Nice, Ltd. Sponsored ADR                                             10,568     712,812             0.0%
                  Teva Pharmaceutical Industries, Ltd. Sponsored ADR                  193,458   6,109,404             0.2%
                                                                                              ----------- ---------------
TOTAL ISRAEL                                                                                   19,306,272             0.5%
                                                                                              ----------- ---------------
ITALY -- (1.9%)
                  Assicurazioni Generali SpA                                          432,892   6,857,014             0.1%
                  Atlantia SpA                                                        107,415   2,723,953             0.1%
                  Banca Mediolanum SpA                                                 33,378     255,302             0.0%
                  CNH Industrial NV                                                   316,755   3,493,033             0.1%
                  Davide Campari-Milano SpA                                            69,414     820,784             0.0%
                  Enel SpA                                                          1,754,084   8,339,237             0.2%
#                 Eni SpA                                                             497,731   7,720,311             0.2%
                  Eni SpA Sponsored ADR                                                67,929   2,104,440             0.1%
                  Ferrari NV(BD6G507)                                                  33,971   2,555,540             0.1%
                  Ferrari NV(N3167Y103)                                                 2,200     165,440             0.0%
#*                Fiat Chrysler Automobiles NV(N31738102)                              57,301     651,512             0.0%
*                 Fiat Chrysler Automobiles NV(BRJFWP3)                               651,422   7,399,176             0.2%
                  Intesa Sanpaolo SpA                                               2,707,952   7,904,779             0.2%
#                 Intesa Sanpaolo SpA Sponsored ADR                                     9,000     158,337             0.0%
*                 Italgas SpA                                                          47,621     215,288             0.0%
*                 Leonardo SpA                                                        161,811   2,542,803             0.1%
                  Luxottica Group SpA                                                  43,541   2,517,135             0.1%
                  Luxottica Group SpA Sponsored ADR                                       875      50,575             0.0%
                  Mediobanca SpA                                                      187,413   1,802,268             0.0%
#                 Parmalat SpA                                                         31,585     107,033             0.0%
                  Poste Italiane SpA                                                  247,990   1,698,199             0.0%
                  Prysmian SpA                                                         21,357     616,335             0.0%
                  Recordati SpA                                                        26,352     976,612             0.0%
                  Snam SpA                                                            524,215   2,316,016             0.1%
*                 Telecom Italia SpA                                                5,254,863   4,664,174             0.1%
*                 Telecom Italia SpA Sponsored ADR                                     78,565     699,228             0.0%
#                 Tenaris SA                                                           33,701     526,474             0.0%
#                 Tenaris SA ADR                                                       19,881     620,884             0.0%
                  Terna Rete Elettrica Nazionale SpA                                  431,864   2,177,384             0.1%
*                 UniCredit SpA                                                       568,413   9,255,175             0.2%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
ITALY -- (Continued)
                  UnipolSai Assicurazioni SpA                                       400,381 $   919,715             0.0%
                                                                                            ----------- ---------------
TOTAL ITALY                                                                                  82,854,156             2.0%
                                                                                            ----------- ---------------
JAPAN -- (20.8%)
                  ABC-Mart, Inc.                                                      8,400     466,953             0.0%
#*                Acom Co., Ltd.                                                     76,500     339,796             0.0%
                  Advantest Corp.                                                    38,800     725,034             0.0%
                  Aeon Co., Ltd.                                                    200,300   2,968,625             0.1%
                  AEON Financial Service Co., Ltd.                                   48,700     935,909             0.0%
#                 Aeon Mall Co., Ltd.                                                37,248     633,463             0.0%
#                 Ain Holdings, Inc.                                                  4,600     318,669             0.0%
                  Air Water, Inc.                                                    82,300   1,585,174             0.1%
                  Aisin Seiki Co., Ltd.                                              59,800   2,928,834             0.1%
                  Ajinomoto Co., Inc.                                               134,300   2,617,001             0.1%
                  Alfresa Holdings Corp.                                             54,200     978,724             0.0%
#                 Alps Electric Co., Ltd.                                            73,500   2,160,364             0.1%
                  Amada Holdings Co., Ltd.                                           81,800     972,547             0.0%
                  ANA Holdings, Inc.                                                258,000     777,166             0.0%
                  Aoyama Trading Co., Ltd.                                           12,600     450,177             0.0%
                  Aozora Bank, Ltd.                                                 352,000   1,282,586             0.0%
                  Asahi Glass Co., Ltd.                                             475,000   4,115,663             0.1%
                  Asahi Group Holdings, Ltd.                                         96,300   3,638,571             0.1%
                  Asahi Intecc Co., Ltd.                                             11,300     502,355             0.0%
                  Asahi Kasei Corp.                                                 366,000   3,490,031             0.1%
#                 Asics Corp.                                                        40,800     722,103             0.0%
                  Astellas Pharma, Inc.                                             594,875   7,844,683             0.2%
                  Azbil Corp.                                                        18,700     629,627             0.0%
                  Bandai Namco Holdings, Inc.                                        59,300   1,861,225             0.1%
                  Bank of Kyoto, Ltd. (The)                                         113,000     894,920             0.0%
#                 Benesse Holdings, Inc.                                             21,100     636,740             0.0%
                  Bridgestone Corp.                                                 194,613   8,117,551             0.2%
                  Brother Industries, Ltd.                                           80,800   1,662,510             0.1%
#                 Calbee, Inc.                                                       22,300     779,641             0.0%
                  Canon Marketing Japan, Inc.                                        19,700     415,170             0.0%
                  Canon, Inc.                                                       174,100   5,778,026             0.2%
#                 Canon, Inc. Sponsored ADR                                          64,347   2,136,964             0.1%
#                 Casio Computer Co., Ltd.                                           84,100   1,185,263             0.0%
                  Central Japan Railway Co.                                          33,445   5,609,013             0.1%
                  Chiba Bank, Ltd. (The)                                            249,000   1,668,062             0.1%
                  Chiyoda Corp.                                                      42,000     279,239             0.0%
                  Chubu Electric Power Co., Inc.                                    148,400   1,992,557             0.1%
                  Chugai Pharmaceutical Co., Ltd.                                    42,500   1,510,199             0.1%
                  Chugoku Bank, Ltd. (The)                                           63,500     943,355             0.0%
                  Chugoku Electric Power Co., Inc. (The)                             57,700     629,012             0.0%
                  Citizen Watch Co., Ltd.                                            87,600     581,180             0.0%
                  Coca-Cola Bottlers Japan, Inc.                                     34,800   1,037,645             0.0%
                  COMSYS Holdings Corp.                                              30,700     584,004             0.0%
                  Concordia Financial Group, Ltd.                                   366,000   1,683,526             0.1%
                  Cosmos Pharmaceutical Corp.                                         2,000     404,673             0.0%
                  Credit Saison Co., Ltd.                                            49,800     907,434             0.0%
                  CyberAgent, Inc.                                                   26,200     814,029             0.0%
                  Dai Nippon Printing Co., Ltd.                                     189,000   2,104,070             0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Dai-ichi Life Holdings, Inc.                                      293,100 $4,994,424             0.1%
                  Daicel Corp.                                                      127,000  1,457,913             0.0%
                  Daido Steel Co., Ltd.                                              92,000    512,270             0.0%
                  Daifuku Co., Ltd.                                                  34,100    861,968             0.0%
                  Daiichi Sankyo Co., Ltd.                                          120,946  2,687,884             0.1%
                  Daiichikosho Co., Ltd.                                             19,000    824,637             0.0%
                  Daikin Industries, Ltd.                                            66,400  6,455,641             0.2%
                  Daito Trust Construction Co., Ltd.                                 20,700  3,046,068             0.1%
                  Daiwa House Industry Co., Ltd.                                    156,100  4,640,691             0.1%
                  Daiwa Securities Group, Inc.                                      428,000  2,603,683             0.1%
                  Dena Co., Ltd.                                                     31,300    670,986             0.0%
                  Denka Co., Ltd.                                                   210,000  1,081,987             0.0%
                  Denso Corp.                                                       107,000  4,617,867             0.1%
                  Dentsu, Inc.                                                       53,200  3,002,986             0.1%
                  DIC Corp.                                                          48,200  1,715,762             0.1%
                  Disco Corp.                                                         5,700    901,615             0.0%
                  DMG Mori Co., Ltd.                                                 40,500    668,750             0.0%
                  Don Quijote Holdings Co., Ltd.                                     35,400  1,289,761             0.0%
                  Dowa Holdings Co., Ltd.                                           114,200    850,178             0.0%
                  East Japan Railway Co.                                             77,400  6,946,079             0.2%
                  Ebara Corp.                                                        33,100  1,008,353             0.0%
#                 Eisai Co., Ltd.                                                    51,600  2,713,107             0.1%
#                 Electric Power Development Co., Ltd.                               28,100    651,871             0.0%
#                 Ezaki Glico Co., Ltd.                                              12,600    663,991             0.0%
                  FamilyMart UNY Holdings Co., Ltd.                                  24,486  1,384,106             0.0%
                  FANUC Corp.                                                        38,200  7,777,369             0.2%
                  Fast Retailing Co., Ltd.                                           14,100  4,605,314             0.1%
                  FP Corp.                                                            7,700    366,654             0.0%
                  Fuji Electric Co., Ltd.                                           282,000  1,545,721             0.1%
                  Fuji Media Holdings, Inc.                                          15,800    225,914             0.0%
                  FUJIFILM Holdings Corp.                                            87,800  3,258,664             0.1%
                  Fujitsu General, Ltd.                                              15,000    318,160             0.0%
                  Fujitsu, Ltd.                                                     523,440  3,267,479             0.1%
                  Fukuoka Financial Group, Inc.                                     279,000  1,272,764             0.0%
                  Furukawa Electric Co., Ltd.                                        38,400  1,554,499             0.1%
                  Glory, Ltd.                                                        22,100    742,084             0.0%
                  GMO Payment Gateway, Inc.                                           2,700    121,117             0.0%
                  GungHo Online Entertainment, Inc.                                 176,000    394,870             0.0%
                  Gunma Bank, Ltd. (The)                                            126,000    675,886             0.0%
                  H2O Retailing Corp.                                                 9,100    154,458             0.0%
                  Hachijuni Bank, Ltd. (The)                                        132,000    779,506             0.0%
                  Hakuhodo DY Holdings, Inc.                                         52,100    635,055             0.0%
                  Hamamatsu Photonics K.K.                                           28,600    841,012             0.0%
                  Hankyu Hanshin Holdings, Inc.                                      75,300  2,487,416             0.1%
#                 Harmonic Drive Systems, Inc.                                        8,700    273,420             0.0%
                  Haseko Corp.                                                      145,200  1,657,418             0.1%
                  Heiwa Corp.                                                        25,900    667,510             0.0%
                  Hikari Tsushin, Inc.                                                6,000    576,256             0.0%
                  Hino Motors, Ltd.                                                 117,500  1,474,306             0.0%
                  Hirose Electric Co., Ltd.                                           5,200    698,882             0.0%
                  Hiroshima Bank, Ltd. (The)                                        171,000    738,191             0.0%
#                 HIS Co., Ltd.                                                       8,000    190,652             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Hisamitsu Pharmaceutical Co., Inc.                                   13,200 $   675,761             0.0%
                  Hitachi Capital Corp.                                                36,900     903,518             0.0%
                  Hitachi Chemical Co., Ltd.                                           39,700   1,136,973             0.0%
                  Hitachi Construction Machinery Co., Ltd.                             36,300     935,806             0.0%
                  Hitachi High-Technologies Corp.                                      17,365     693,195             0.0%
#                 Hitachi Kokusai Electric, Inc.                                        5,900     132,324             0.0%
                  Hitachi Metals, Ltd.                                                 87,400   1,223,976             0.0%
                  Hitachi Transport System, Ltd.                                       21,015     446,636             0.0%
                  Hitachi, Ltd.                                                     1,327,000   7,330,836             0.2%
                  Hitachi, Ltd. ADR                                                    34,292   1,897,891             0.1%
                  Hokkaido Electric Power Co., Inc.                                    16,800     121,957             0.0%
                  Hokuhoku Financial Group, Inc.                                       41,300     648,718             0.0%
#                 Hokuriku Electric Power Co.                                          58,100     536,998             0.0%
                  Honda Motor Co., Ltd.                                               329,392   9,587,170             0.2%
                  Honda Motor Co., Ltd. Sponsored ADR                                 113,774   3,310,823             0.1%
                  Horiba, Ltd.                                                          8,000     471,652             0.0%
                  Hoshizaki Corp.                                                      11,900     992,849             0.0%
                  House Foods Group, Inc.                                              16,300     362,850             0.0%
                  Hoya Corp.                                                          107,700   5,147,282             0.1%
                  Hulic Co., Ltd.                                                      63,900     602,625             0.0%
                  Ibiden Co., Ltd.                                                     50,700     892,450             0.0%
                  Ichigo, Inc.                                                         75,700     220,096             0.0%
                  Idemitsu Kosan Co., Ltd.                                             46,300   1,480,300             0.0%
*                 IHI Corp.                                                           713,000   2,414,497             0.1%
                  Iida Group Holdings Co., Ltd.                                        63,600   1,012,878             0.0%
                  Inpex Corp.                                                         235,600   2,257,619             0.1%
                  Isetan Mitsukoshi Holdings, Ltd.                                    121,080   1,323,064             0.0%
                  Isuzu Motors, Ltd.                                                  297,200   4,039,565             0.1%
#                 Ito En, Ltd.                                                         17,100     620,062             0.0%
                  ITOCHU Corp.                                                        305,800   4,327,061             0.1%
                  Itochu Techno-Solutions Corp.                                        18,200     529,892             0.0%
                  Iyo Bank, Ltd. (The)                                                 82,900     588,852             0.0%
                  Izumi Co., Ltd.                                                      17,700     885,259             0.0%
                  J Front Retailing Co., Ltd.                                         103,300   1,489,067             0.0%
                  Japan Airlines Co., Ltd.                                             29,600     934,809             0.0%
#                 Japan Airport Terminal Co., Ltd.                                      9,500     329,992             0.0%
                  Japan Exchange Group, Inc.                                          151,500   2,124,299             0.1%
                  Japan Tobacco, Inc.                                                 311,800  10,375,376             0.3%
                  JFE Holdings, Inc.                                                  193,500   3,300,451             0.1%
                  JGC Corp.                                                            60,400   1,054,708             0.0%
                  JSR Corp.                                                            64,400   1,176,947             0.0%
                  JTEKT Corp.                                                         113,260   1,786,559             0.1%
                  JXTG Holdings, Inc.                                                 968,870   4,371,572             0.1%
#                 K's Holdings Corp.                                                   26,878     517,039             0.0%
                  Kagome Co., Ltd.                                                     17,800     484,991             0.0%
                  Kajima Corp.                                                        467,000   3,171,031             0.1%
                  Kakaku.com, Inc.                                                     38,000     548,393             0.0%
                  Kaken Pharmaceutical Co., Ltd.                                        8,500     504,844             0.0%
                  Kamigumi Co., Ltd.                                                   70,000     636,102             0.0%
                  Kaneka Corp.                                                        111,000     875,216             0.0%
                  Kansai Electric Power Co., Inc. (The)                               147,600   1,994,692             0.1%
                  Kansai Paint Co., Ltd.                                               48,200   1,066,968             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
JAPAN -- (Continued)
                  Kao Corp.                                                         141,900 $ 7,830,559             0.2%
                  Kawasaki Heavy Industries, Ltd.                                   679,000   2,055,747             0.1%
#*                Kawasaki Kisen Kaisha, Ltd.                                       299,000     786,168             0.0%
                  KDDI Corp.                                                        524,700  13,911,922             0.4%
                  Keihan Holdings Co., Ltd.                                         203,000   1,277,094             0.0%
                  Keikyu Corp.                                                      104,000   1,193,802             0.0%
                  Keio Corp.                                                        123,000     985,040             0.0%
                  Keisei Electric Railway Co., Ltd.                                  32,000     761,574             0.0%
                  Kewpie Corp.                                                       29,100     740,452             0.0%
                  Keyence Corp.                                                      19,902   8,000,883             0.2%
#                 Kikkoman Corp.                                                     28,000     861,719             0.0%
                  Kinden Corp.                                                       49,100     742,837             0.0%
                  Kintetsu Group Holdings Co., Ltd.                                 379,280   1,385,050             0.0%
                  Kirin Holdings Co., Ltd.                                          225,000   4,380,239             0.1%
                  Kobayashi Pharmaceutical Co., Ltd.                                 10,200     535,077             0.0%
#*                Kobe Steel, Ltd.                                                  137,292   1,219,713             0.0%
                  Koito Manufacturing Co., Ltd.                                      33,100   1,710,378             0.1%
                  Komatsu, Ltd.                                                     198,400   5,301,551             0.1%
#                 Konami Holdings Corp.                                              25,200   1,049,008             0.0%
                  Konica Minolta, Inc.                                              288,900   2,557,522             0.1%
                  Kose Corp.                                                          8,390     797,091             0.0%
                  Kubota Corp.                                                      220,200   3,468,766             0.1%
                  Kubota Corp. Sponsored ADR                                          8,151     640,587             0.0%
                  Kuraray Co., Ltd.                                                 141,000   2,275,615             0.1%
                  Kurita Water Industries, Ltd.                                      34,400     888,306             0.0%
                  Kyocera Corp.                                                      52,800   2,990,332             0.1%
                  Kyocera Corp. Sponsored ADR                                        21,258   1,210,218             0.0%
                  Kyowa Hakko Kirin Co., Ltd.                                        65,200   1,120,199             0.0%
                  Kyudenko Corp.                                                     14,000     401,181             0.0%
#                 Kyushu Electric Power Co., Inc.                                    91,900     991,311             0.0%
                  Kyushu Financial Group, Inc.                                      130,200     811,812             0.0%
                  Lawson, Inc.                                                        9,700     643,587             0.0%
                  Lion Corp.                                                         53,000     957,710             0.0%
                  LIXIL Group Corp.                                                  89,940   2,247,852             0.1%
                  M3, Inc.                                                           52,500   1,342,115             0.0%
#                 Mabuchi Motor Co., Ltd.                                            10,800     609,665             0.0%
                  Makita Corp.                                                       49,200   1,755,441             0.1%
                  Makita Corp. Sponsored ADR                                          3,260     116,675             0.0%
                  Marubeni Corp.                                                    615,000   3,790,696             0.1%
                  Marui Group Co., Ltd.                                              60,100     823,091             0.0%
                  Maruichi Steel Tube, Ltd.                                          15,000     425,358             0.0%
#                 Matsui Securities Co., Ltd.                                        40,100     326,878             0.0%
                  Matsumotokiyoshi Holdings Co., Ltd.                                13,700     687,095             0.0%
                  Mazda Motor Corp.                                                 379,999   5,613,447             0.1%
                  McDonald's Holdings Co. Japan, Ltd.                                12,400     382,176             0.0%
                  Mebuki Financial Group, Inc.                                      355,040   1,393,118             0.0%
                  Medipal Holdings Corp.                                             52,700     873,132             0.0%
                  Megmilk Snow Brand Co., Ltd.                                       12,500     373,047             0.0%
                  MEIJI Holdings Co., Ltd.                                           30,612   2,602,167             0.1%
                  Minebea Mitsumi, Inc.                                             146,100   2,113,612             0.1%
                  Miraca Holdings, Inc.                                              25,500   1,175,706             0.0%
                  MISUMI Group, Inc.                                                 66,900   1,267,424             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Mitsubishi Chemical Holdings Corp.                                  623,090 $ 4,877,041             0.1%
                  Mitsubishi Corp.                                                    359,500   7,758,038             0.2%
                  Mitsubishi Electric Corp.                                           496,700   6,932,153             0.2%
                  Mitsubishi Estate Co., Ltd.                                         268,000   5,131,610             0.1%
                  Mitsubishi Gas Chemical Co., Inc.                                    77,000   1,646,502             0.1%
                  Mitsubishi Heavy Industries, Ltd.                                 1,024,000   4,103,031             0.1%
                  Mitsubishi Logistics Corp.                                           41,000     530,440             0.0%
                  Mitsubishi Materials Corp.                                           56,900   1,694,298             0.1%
#                 Mitsubishi Motors Corp.                                             191,699   1,227,744             0.0%
                  Mitsubishi Tanabe Pharma Corp.                                       47,400     962,829             0.0%
                  Mitsubishi UFJ Financial Group, Inc.                              1,645,572  10,427,320             0.3%
#                 Mitsubishi UFJ Financial Group, Inc. Sponsored ADR                1,429,197   9,061,109             0.2%
                  Mitsubishi UFJ Lease & Finance Co., Ltd.                            326,900   1,708,336             0.1%
                  Mitsui & Co., Ltd.                                                  352,400   4,976,097             0.1%
                  Mitsui & Co., Ltd. Sponsored ADR                                      2,559     724,427             0.0%
                  Mitsui Chemicals, Inc.                                              417,000   2,133,662             0.1%
                  Mitsui Fudosan Co., Ltd.                                            184,000   4,048,415             0.1%
                  Mitsui OSK Lines, Ltd.                                              427,000   1,307,306             0.0%
                  Miura Co., Ltd.                                                      16,500     276,473             0.0%
#                 Mixi, Inc.                                                            8,800     488,173             0.0%
                  Mizuho Financial Group, Inc.                                      5,169,105   9,448,757             0.2%
#                 Mizuho Financial Group, Inc. ADR                                    307,194   1,130,474             0.0%
                  MonotaRO Co., Ltd.                                                   14,800     481,689             0.0%
                  Morinaga & Co., Ltd.                                                 10,399     491,411             0.0%
                  MS&AD Insurance Group Holdings, Inc.                                135,895   4,430,730             0.1%
                  Murata Manufacturing Co., Ltd.                                       50,800   6,823,735             0.2%
                  Nabtesco Corp.                                                       43,600   1,236,076             0.0%
#                 Nagoya Railroad Co., Ltd.                                           192,000     882,023             0.0%
                  Nankai Electric Railway Co., Ltd.                                   165,000     811,444             0.0%
                  NEC Corp.                                                         1,711,546   4,255,724             0.1%
#                 Nexon Co., Ltd.                                                      32,000     544,619             0.0%
                  NGK Insulators, Ltd.                                                 79,500   1,700,997             0.1%
                  NGK Spark Plug Co., Ltd.                                             82,200   1,782,703             0.1%
                  NH Foods, Ltd.                                                       56,000   1,596,166             0.1%
                  NHK Spring Co., Ltd.                                                121,700   1,359,497             0.0%
                  Nichirei Corp.                                                       55,900   1,391,495             0.0%
                  Nidec Corp.                                                          47,700   4,376,657             0.1%
#                 Nidec Corp. Sponsored ADR                                            52,108   1,199,526             0.0%
                  Nifco, Inc.                                                          19,100     953,790             0.0%
                  Nihon Kohden Corp.                                                   21,100     477,847             0.0%
#                 Nihon M&A Center, Inc.                                               15,800     539,615             0.0%
                  Nikon Corp.                                                         105,800   1,510,339             0.1%
                  Nintendo Co., Ltd.                                                   21,200   5,364,986             0.1%
                  Nippo Corp.                                                          25,000     481,654             0.0%
                  Nippon Electric Glass Co., Ltd.                                     143,500     890,035             0.0%
                  Nippon Express Co., Ltd.                                            320,000   1,756,633             0.1%
                  Nippon Kayaku Co., Ltd.                                              41,000     560,180             0.0%
                  Nippon Paint Holdings Co., Ltd.                                      37,800   1,449,945             0.0%
#                 Nippon Paper Industries Co., Ltd.                                    37,700     712,754             0.0%
                  Nippon Shinyaku Co., Ltd.                                             7,000     372,252             0.0%
                  Nippon Shokubai Co., Ltd.                                             8,700     584,419             0.0%
                  Nippon Steel & Sumitomo Metal Corp.                                 192,442   4,333,894             0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Nippon Telegraph & Telephone Corp.                                145,900 $6,252,637             0.2%
                  Nippon Television Holdings, Inc.                                   12,900    216,202             0.0%
*                 Nippon Yusen K.K.                                                 614,000  1,234,483             0.0%
                  Nipro Corp.                                                        68,400  1,037,864             0.0%
                  Nishi-Nippon Railroad Co., Ltd.                                    81,000    342,636             0.0%
                  Nissan Chemical Industries, Ltd.                                   27,700    859,125             0.0%
                  Nissan Motor Co., Ltd.                                            799,700  7,617,598             0.2%
                  Nisshin Seifun Group, Inc.                                         50,270    772,383             0.0%
                  Nisshinbo Holdings, Inc.                                           38,000    388,442             0.0%
                  Nissin Foods Holdings Co., Ltd.                                     9,600    549,716             0.0%
                  Nitori Holdings Co., Ltd.                                          21,300  2,771,392             0.1%
                  Nitto Denko Corp.                                                  40,300  3,034,617             0.1%
                  NOK Corp.                                                          35,280    840,912             0.0%
                  Nomura Holdings, Inc.                                             525,900  3,160,463             0.1%
#                 Nomura Holdings, Inc. Sponsored ADR                               348,297  2,103,714             0.1%
                  Nomura Real Estate Holdings, Inc.                                  53,800    909,986             0.0%
                  Nomura Research Institute, Ltd.                                    30,778  1,071,719             0.0%
                  NS Solutions Corp.                                                  6,400    140,231             0.0%
                  NSK, Ltd.                                                         210,500  2,878,598             0.1%
                  NTN Corp.                                                         244,000  1,243,727             0.0%
                  NTT Data Corp.                                                     33,500  1,555,559             0.1%
                  NTT DOCOMO, Inc.                                                  311,028  7,525,964             0.2%
                  NTT DOCOMO, Inc. Sponsored ADR                                     50,866  1,231,975             0.0%
                  NTT Urban Development Corp.                                        27,400    247,287             0.0%
                  Obayashi Corp.                                                    292,200  2,836,934             0.1%
                  Obic Co., Ltd.                                                     12,900    696,930             0.0%
#                 Odakyu Electric Railway Co., Ltd.                                  58,000  1,125,944             0.0%
                  Oji Holdings Corp.                                                527,000  2,550,680             0.1%
                  Olympus Corp.                                                      79,000  3,046,067             0.1%
                  Omron Corp.                                                        46,400  1,942,642             0.1%
                  Ono Pharmaceutical Co., Ltd.                                       72,600  1,497,501             0.0%
                  Oracle Corp. Japan                                                 10,400    599,190             0.0%
#                 Orient Corp.                                                      208,000    371,252             0.0%
                  Oriental Land Co., Ltd.                                            54,900  3,153,144             0.1%
                  ORIX Corp.                                                        423,500  6,472,234             0.2%
                  Osaka Gas Co., Ltd.                                               388,000  1,452,372             0.0%
#                 OSG Corp.                                                          22,400    461,474             0.0%
                  Otsuka Corp.                                                       16,300    873,111             0.0%
                  Otsuka Holdings Co., Ltd.                                          75,100  3,459,022             0.1%
                  Panasonic Corp.                                                   542,687  6,489,584             0.2%
#                 Panasonic Corp. Sponsored ADR                                     106,991  1,284,962             0.0%
                  Park24 Co., Ltd.                                                   26,400    681,169             0.0%
#*                PeptiDream, Inc.                                                    8,100    484,929             0.0%
                  Pigeon Corp.                                                       27,100    840,259             0.0%
#                 Pilot Corp.                                                         4,000    162,611             0.0%
                  Pola Orbis Holdings, Inc.                                          20,800    480,330             0.0%
                  Rakuten, Inc.                                                     190,900  1,955,588             0.1%
                  Recruit Holdings Co., Ltd.                                        101,700  5,140,154             0.1%
                  Relo Group, Inc.                                                   32,000    525,049             0.0%
                  Resona Holdings, Inc.                                             712,100  3,958,699             0.1%
#                 Resorttrust, Inc.                                                  28,900    497,443             0.0%
                  Ricoh Co., Ltd.                                                   277,800  2,315,577             0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
JAPAN -- (Continued)
                  Rinnai Corp.                                                        6,700 $   557,159             0.0%
                  Rohm Co., Ltd.                                                     25,262   1,774,098             0.1%
                  Rohto Pharmaceutical Co., Ltd.                                     24,600     459,283             0.0%
                  Ryohin Keikaku Co., Ltd.                                            6,500   1,465,744             0.0%
                  Sankyo Co., Ltd.                                                   16,200     564,981             0.0%
                  Sankyu, Inc.                                                       44,000     279,439             0.0%
                  Santen Pharmaceutical Co., Ltd.                                   108,600   1,528,076             0.1%
                  Sanwa Holdings Corp.                                               84,300     849,758             0.0%
                  Sapporo Holdings, Ltd.                                             33,900     948,547             0.0%
                  Sawai Pharmaceutical Co., Ltd.                                     11,100     606,560             0.0%
                  SBI Holdings, Inc.                                                 88,450   1,226,992             0.0%
#                 SCREEN Holdings Co., Ltd.                                           9,400     682,781             0.0%
                  SCSK Corp.                                                         12,200     491,143             0.0%
                  Secom Co., Ltd.                                                    53,700   3,899,854             0.1%
                  Sega Sammy Holdings, Inc.                                          53,848     722,989             0.0%
#                 Seibu Holdings, Inc.                                               74,400   1,299,769             0.0%
                  Seiko Epson Corp.                                                 119,600   2,449,799             0.1%
                  Seino Holdings Co., Ltd.                                           50,800     588,360             0.0%
                  Sekisui Chemical Co., Ltd.                                        175,400   2,943,849             0.1%
                  Sekisui House, Ltd.                                               138,460   2,300,070             0.1%
#                 Seria Co., Ltd.                                                    10,400     465,905             0.0%
                  Seven & I Holdings Co., Ltd.                                      192,076   8,112,131             0.2%
#                 Seven Bank, Ltd.                                                  248,700     835,300             0.0%
#*                Sharp Corp.                                                       333,000   1,207,638             0.0%
#                 Shikoku Electric Power Co., Inc.                                   47,900     575,516             0.0%
                  Shimadzu Corp.                                                     50,000     848,793             0.0%
                  Shimamura Co., Ltd.                                                 6,200     848,543             0.0%
                  Shimano, Inc.                                                      19,300   2,953,747             0.1%
                  Shimizu Corp.                                                     244,000   2,339,943             0.1%
                  Shin-Etsu Chemical Co., Ltd.                                       83,400   7,248,930             0.2%
                  Shinsei Bank, Ltd.                                                644,000   1,202,382             0.0%
                  Shionogi & Co., Ltd.                                               70,900   3,651,197             0.1%
                  Shiseido Co., Ltd.                                                 87,400   2,367,718             0.1%
                  Shizuoka Bank, Ltd. (The)                                         195,000   1,645,925             0.1%
*                 Showa Denko K.K.                                                   85,600   1,634,953             0.1%
                  Showa Shell Sekiyu K.K.                                            64,300     620,994             0.0%
                  Skylark Co., Ltd.                                                  44,200     668,481             0.0%
                  SMC Corp.                                                          11,500   3,241,433             0.1%
                  SoftBank Group Corp.                                              258,360  19,597,295             0.5%
                  Sohgo Security Services Co., Ltd.                                  21,900     956,117             0.0%
                  Sojitz Corp.                                                      427,800   1,087,589             0.0%
                  Sompo Holdings, Inc.                                               95,950   3,625,998             0.1%
                  Sony Corp.                                                        296,200  10,163,901             0.3%
                  Sony Corp. Sponsored ADR                                           25,884     893,516             0.0%
#                 Sony Financial Holdings, Inc.                                      48,800     811,676             0.0%
                  Sotetsu Holdings, Inc.                                            112,722     524,104             0.0%
                  Square Enix Holdings Co., Ltd.                                     23,800     685,255             0.0%
                  Stanley Electric Co., Ltd.                                         40,800   1,194,711             0.0%
                  Start Today Co., Ltd.                                              49,100   1,047,709             0.0%
                  Subaru Corp.                                                      170,386   6,459,688             0.2%
                  Sugi Holdings Co., Ltd.                                            11,400     564,933             0.0%
                  Sumco Corp.                                                        57,300   1,003,077             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
JAPAN -- (Continued)
                  Sumitomo Chemical Co., Ltd.                                       927,000 $ 5,231,527             0.1%
                  Sumitomo Corp.                                                    270,700   3,617,454             0.1%
#                 Sumitomo Dainippon Pharma Co., Ltd.                                41,400     679,919             0.0%
                  Sumitomo Electric Industries, Ltd.                                200,800   3,279,454             0.1%
                  Sumitomo Forestry Co., Ltd.                                        45,500     696,659             0.0%
                  Sumitomo Heavy Industries, Ltd.                                   235,000   1,639,378             0.1%
                  Sumitomo Metal Mining Co., Ltd.                                   160,000   2,166,637             0.1%
                  Sumitomo Mitsui Financial Group, Inc.                             322,440  11,972,395             0.3%
                  Sumitomo Mitsui Trust Holdings, Inc.                               73,840   2,529,453             0.1%
                  Sumitomo Realty & Development Co., Ltd.                            92,000   2,485,430             0.1%
                  Sumitomo Rubber Industries, Ltd.                                   93,000   1,673,876             0.1%
                  Sundrug Co., Ltd.                                                  19,200     673,362             0.0%
                  Suntory Beverage & Food, Ltd.                                      37,300   1,680,527             0.1%
                  Suruga Bank, Ltd.                                                  50,600   1,057,873             0.0%
                  Suzuken Co., Ltd.                                                  27,008     893,718             0.0%
                  Suzuki Motor Corp.                                                 92,700   3,875,133             0.1%
                  Sysmex Corp.                                                       41,100   2,503,302             0.1%
                  T&D Holdings, Inc.                                                272,500   4,051,951             0.1%
                  Taiheiyo Cement Corp.                                             637,000   2,116,862             0.1%
                  Taisei Corp.                                                      379,000   2,890,024             0.1%
                  Taisho Pharmaceutical Holdings Co., Ltd.                            8,300     682,931             0.0%
#                 Taiyo Nippon Sanso Corp.                                           67,200     803,320             0.0%
                  Takara Holdings, Inc.                                              18,900     202,588             0.0%
                  Takashimaya Co., Ltd.                                             105,000     966,841             0.0%
                  Takeda Pharmaceutical Co., Ltd.                                   167,200   8,021,183             0.2%
                  TDK Corp.                                                          62,300   3,859,830             0.1%
                  TDK Corp. Sponsored ADR                                             1,900     118,047             0.0%
                  Teijin, Ltd.                                                      109,400   2,119,666             0.1%
                  Temp Holdings Co., Ltd.                                            39,400     741,434             0.0%
                  Terumo Corp.                                                       87,100   3,180,763             0.1%
                  THK Co., Ltd.                                                      43,000   1,109,101             0.0%
                  TIS, Inc.                                                          29,900     753,653             0.0%
                  Tobu Railway Co., Ltd.                                            193,000     978,852             0.0%
                  Toho Co., Ltd.                                                     22,200     637,204             0.0%
                  Toho Gas Co., Ltd.                                                103,000     736,239             0.0%
                  Tohoku Electric Power Co., Inc.                                    94,700   1,262,526             0.0%
                  Tokio Marine Holdings, Inc.                                       179,300   7,559,926             0.2%
                  Tokio Marine Holdings, Inc. ADR                                     4,182     175,968             0.0%
                  Tokyo Broadcasting System Holdings, Inc.                            8,300     147,331             0.0%
                  Tokyo Century Corp.                                                22,000     758,299             0.0%
*                 Tokyo Electric Power Co. Holdings, Inc.                           304,500   1,182,842             0.0%
                  Tokyo Electron, Ltd.                                               37,900   4,600,816             0.1%
                  Tokyo Gas Co., Ltd.                                               470,000   2,182,163             0.1%
                  Tokyo Tatemono Co., Ltd.                                           67,219     918,350             0.0%
                  Tokyu Corp.                                                       223,235   1,598,935             0.1%
                  Tokyu Fudosan Holdings Corp.                                      214,200   1,169,813             0.0%
                  Toppan Printing Co., Ltd.                                         192,000   1,932,825             0.1%
                  Toray Industries, Inc.                                            391,893   3,468,405             0.1%
#*                Toshiba Corp.                                                     717,000   1,446,311             0.0%
                  Tosoh Corp.                                                       313,000   2,941,761             0.1%
                  TOTO, Ltd.                                                         41,200   1,571,874             0.1%
                  Toyo Seikan Group Holdings, Ltd.                                   60,100   1,007,934             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
JAPAN -- (Continued)
                  Toyo Suisan Kaisha, Ltd.                                           29,300 $  1,100,441             0.0%
                  Toyo Tire & Rubber Co., Ltd.                                       28,200      496,028             0.0%
                  Toyoda Gosei Co., Ltd.                                             38,400    1,020,525             0.0%
                  Toyota Boshoku Corp.                                               25,800      545,920             0.0%
                  Toyota Industries Corp.                                            35,800    1,783,353             0.1%
                  Toyota Motor Corp.                                                544,869   29,488,721             0.7%
                  Toyota Motor Corp. Sponsored ADR                                   96,721   10,459,409             0.3%
                  Toyota Tsusho Corp.                                               113,381    3,579,776             0.1%
                  Trend Micro, Inc.                                                  28,100    1,236,364             0.0%
                  Trend Micro, Inc. Sponsored ADR                                       777       34,180             0.0%
                  Tsumura & Co.                                                      18,400      596,294             0.0%
                  Tsuruha Holdings, Inc.                                              9,600      971,782             0.0%
                  TV Asahi Holdings Corp.                                             7,600      140,629             0.0%
                  Ube Industries, Ltd.                                              681,000    1,583,161             0.1%
                  Ulvac, Inc.                                                        10,200      478,869             0.0%
                  Unicharm Corp.                                                    107,500    2,614,312             0.1%
#                 Universal Entertainment Corp.                                       8,200      245,838             0.0%
                  USS Co., Ltd.                                                      53,300      942,924             0.0%
                  Welcia Holdings Co., Ltd.                                          12,000      386,129             0.0%
                  West Japan Railway Co.                                             36,200    2,418,842             0.1%
                  Yahoo Japan Corp.                                                 386,800    1,656,749             0.1%
                  Yakult Honsha Co., Ltd.                                            18,200    1,037,331             0.0%
                  Yamada Denki Co., Ltd.                                            271,400    1,425,283             0.0%
#                 Yamaguchi Financial Group, Inc.                                    62,000      686,928             0.0%
                  Yamaha Corp.                                                       39,100    1,084,489             0.0%
                  Yamaha Motor Co., Ltd.                                            135,000    3,206,052             0.1%
                  Yamato Holdings Co., Ltd.                                          83,600    1,806,509             0.1%
                  Yamato Kogyo Co., Ltd.                                              3,200       80,039             0.0%
                  Yamazaki Baking Co., Ltd.                                          41,000      865,375             0.0%
                  Yaskawa Electric Corp.                                             86,400    1,651,448             0.1%
                  Yokogawa Electric Corp.                                            76,200    1,177,693             0.0%
                  Yokohama Rubber Co., Ltd. (The)                                    65,800    1,292,016             0.0%
                  Zenkoku Hosho Co., Ltd.                                            10,000      361,750             0.0%
                  Zensho Holdings Co., Ltd.                                          26,600      455,316             0.0%
                  Zeon Corp.                                                         84,000      956,415             0.0%
                                                                                            ------------ ---------------
TOTAL JAPAN                                                                                  920,182,509            22.3%
                                                                                            ------------ ---------------
NETHERLANDS -- (2.8%)
                  ABN AMRO Group NV                                                  97,265    2,553,520             0.1%
                  Aegon NV(007924103)                                                25,991      133,855             0.0%
                  Aegon NV(5927375)                                                 591,654    3,019,717             0.1%
#                 Akzo Nobel NV                                                      97,547    8,531,665             0.2%
*                 Altice NV Class A                                                  95,113    2,363,197             0.1%
*                 Altice NV Class B                                                  22,389      556,866             0.0%
#*                ArcelorMittal(B295F26)                                            189,215    1,475,877             0.0%
*                 ArcelorMittal(B03XPL1)                                            457,216    3,592,959             0.1%
#                 ASML Holding NV(B929F46)                                           39,688    5,247,879             0.1%
#                 ASML Holding NV(B908F01)                                           36,481    4,810,020             0.1%
                  Boskalis Westminster                                                3,668      134,919             0.0%
                  Coca-Cola European Partners P.L.C.                                 39,797    1,505,949             0.1%
                  Gemalto NV(B011JK4)                                                 2,377      133,140             0.0%
                  Gemalto NV(B9MS8P5)                                                23,550    1,318,483             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
NETHERLANDS -- (Continued)
#                 GrandVision NV                                                       17,964 $    468,868             0.0%
                  Heineken NV                                                          56,518    5,041,023             0.1%
                  ING Groep NV                                                        664,328   10,828,231             0.3%
#                 ING Groep NV Sponsored ADR                                          280,356    4,564,196             0.1%
                  Koninklijke Ahold Delhaize NV                                       339,027    7,023,028             0.2%
#                 Koninklijke Ahold Delhaize NV Sponsored ADR                          29,462      610,743             0.0%
                  Koninklijke DSM NV                                                   70,806    5,066,750             0.1%
                  Koninklijke KPN NV                                                1,254,515    3,626,824             0.1%
                  Koninklijke Philips NV(500472303)                                   102,124    3,515,108             0.1%
                  Koninklijke Philips NV(5986622)                                     135,249    4,670,482             0.1%
                  Koninklijke Vopak NV                                                 31,741    1,432,412             0.0%
                  NN Group NV                                                         113,086    3,749,333             0.1%
                  Randstad Holding NV                                                  44,668    2,663,014             0.1%
#                 RELX NV                                                             214,287    4,140,828             0.1%
                  RELX NV Sponsored ADR                                                69,010    1,329,824             0.0%
                  Unilever NV(B12T3J1)                                                256,547   13,439,327             0.3%
                  Unilever NV(904784709)                                              184,276    9,626,578             0.2%
                  Wolters Kluwer NV                                                   103,463    4,390,366             0.1%
                                                                                              ------------ ---------------
TOTAL NETHERLANDS                                                                              121,564,981             2.9%
                                                                                              ------------ ---------------
NEW ZEALAND -- (0.2%)
                  Auckland International Airport, Ltd.                                205,307      972,868             0.0%
                  Contact Energy, Ltd.                                                153,695      549,792             0.0%
                  Fisher & Paykel Healthcare Corp., Ltd.                              160,523    1,110,499             0.0%
                  Fletcher Building, Ltd.                                             263,700    1,547,488             0.1%
#                 Fonterra Co-operative Group, Ltd.                                    22,004       90,351             0.0%
                  Mercury NZ, Ltd.                                                    182,060      402,174             0.0%
                  Meridian Energy, Ltd.                                               343,479      652,890             0.0%
#                 Ryman Healthcare, Ltd.                                              115,533      684,292             0.0%
#                 Spark New Zealand, Ltd.                                             684,725    1,735,255             0.1%
                  Vector, Ltd.                                                          3,699        8,205             0.0%
                  Z Energy, Ltd.                                                       25,132      128,614             0.0%
                                                                                              ------------ ---------------
TOTAL NEW ZEALAND                                                                                7,882,428             0.2%
                                                                                              ------------ ---------------
NORWAY -- (0.6%)
                  Aker ASA Class A                                                     13,411      509,247             0.0%
                  Aker BP ASA                                                          43,699      739,871             0.0%
#                 DNB ASA                                                             232,613    3,630,231             0.1%
                  Entra ASA                                                             7,362       84,452             0.0%
                  Gjensidige Forsikring ASA                                            59,061      907,333             0.0%
#                 Golar LNG, Ltd.                                                       6,906      176,172             0.0%
                  Kongsberg Gruppen ASA                                                16,641      259,616             0.0%
                  Leroy Seafood Group ASA                                              12,275      617,454             0.0%
#*                Marine Harvest ASA                                                  123,630    2,056,972             0.1%
                  Norsk Hydro ASA                                                     337,906    1,925,606             0.1%
                  Orkla ASA                                                           175,625    1,593,425             0.1%
                  Salmar ASA                                                           12,844      304,756             0.0%
#                 Schibsted ASA Class A                                                14,365      357,034             0.0%
                  Schibsted ASA Class B                                                16,585      371,450             0.0%
#                 Statoil ASA                                                         282,911    4,659,229             0.1%
                  Statoil ASA Sponsored ADR                                            38,396      630,846             0.0%
                  Storebrand ASA                                                      160,547    1,057,870             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
NORWAY -- (Continued)
#                 Subsea 7 SA                                                          90,672 $ 1,494,242             0.0%
                  Telenor ASA                                                         200,827   3,244,082             0.1%
                  TGS Nopec Geophysical Co. ASA                                        42,534     927,290             0.0%
                  Veidekke ASA                                                         10,775     143,476             0.0%
                  Yara International ASA                                               42,604   1,584,229             0.1%
                                                                                              ----------- ---------------
TOTAL NORWAY                                                                                   27,274,883             0.7%
                                                                                              ----------- ---------------
PORTUGAL -- (0.1%)
*                 Banco Espirito Santo SA                                             513,592          --             0.0%
                  EDP - Energias de Portugal SA                                       565,257   1,865,473             0.0%
                  EDP Renovaveis SA                                                    77,303     589,097             0.0%
                  Galp Energia SGPS SA                                                166,276   2,584,092             0.1%
                  Jeronimo Martins SGPS SA                                             68,119   1,250,050             0.0%
                                                                                              ----------- ---------------
TOTAL PORTUGAL                                                                                  6,288,712             0.1%
                                                                                              ----------- ---------------
SINGAPORE -- (1.0%)
                  CapitaLand, Ltd.                                                    624,250   1,677,324             0.1%
                  City Developments, Ltd.                                             167,000   1,288,697             0.1%
                  ComfortDelGro Corp., Ltd.                                           637,700   1,249,516             0.0%
                  Dairy Farm International Holdings, Ltd.                              84,800     754,292             0.0%
                  DBS Group Holdings, Ltd.                                            439,522   6,069,974             0.2%
                  Genting Singapore P.L.C.                                          1,089,000     867,650             0.0%
                  Global Logistic Properties, Ltd.                                    538,300   1,108,997             0.0%
                  Golden Agri-Resources, Ltd.                                       2,265,600     582,845             0.0%
                  Great Eastern Holdings, Ltd.                                         13,000     203,793             0.0%
                  Hongkong Land Holdings, Ltd.                                        256,000   1,972,988             0.1%
                  Hutchison Port Holdings Trust                                     1,640,600     664,161             0.0%
                  Jardine Cycle & Carriage, Ltd.                                       27,610     934,338             0.0%
                  Keppel Corp., Ltd.                                                  535,900   2,491,677             0.1%
                  Olam International, Ltd.                                            122,400     167,376             0.0%
                  Oversea-Chinese Banking Corp., Ltd.                                 658,356   4,610,924             0.1%
                  SATS, Ltd.                                                          217,736     793,974             0.0%
                  SembCorp Industries, Ltd.                                           569,020   1,232,902             0.0%
                  Singapore Airlines, Ltd.                                            395,900   2,900,269             0.1%
                  Singapore Exchange, Ltd.                                            236,100   1,251,072             0.1%
#                 Singapore Press Holdings, Ltd.                                      314,100     779,491             0.0%
                  Singapore Technologies Engineering, Ltd.                            436,500   1,184,095             0.0%
                  Singapore Telecommunications, Ltd.(B02PY22)                       1,955,450   5,235,286             0.1%
                  Singapore Telecommunications, Ltd.(B02PY00)                         297,100     792,855             0.0%
#                 StarHub, Ltd.                                                       134,400     268,003             0.0%
                  United Industrial Corp., Ltd.                                        97,795     221,170             0.0%
#                 United Overseas Bank, Ltd.                                          327,778   5,103,408             0.1%
                  UOL Group, Ltd.                                                     144,287     747,327             0.0%
                  Wilmar International, Ltd.                                          329,700     837,461             0.0%
                                                                                              ----------- ---------------
TOTAL SINGAPORE                                                                                45,991,865             1.1%
                                                                                              ----------- ---------------
SPAIN -- (2.8%)
#                 Abertis Infraestructuras SA                                         203,193   3,572,060             0.1%
                  ACS Actividades de Construccion y Servicios SA                       78,886   2,922,766             0.1%
                  Aena SA                                                              18,159   3,201,655             0.1%
                  Amadeus IT Group SA                                                 129,753   7,002,671             0.2%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
SPAIN -- (Continued)
                  Banco Bilbao Vizcaya Argentaria SA                                  915,981 $  7,338,493             0.2%
#                 Banco Bilbao Vizcaya Argentaria SA Sponsored ADR                    575,094    4,600,752             0.1%
                  Banco de Sabadell SA                                              1,930,705    3,713,523             0.1%
*                 Banco Popular Espanol SA                                            152,493      106,704             0.0%
#                 Banco Santander SA                                                3,030,791   19,751,428             0.5%
#                 Banco Santander SA Sponsored ADR                                    451,417    2,943,242             0.1%
#                 Bankia SA                                                         1,368,591    1,661,698             0.0%
                  Bankinter SA                                                        179,034    1,576,029             0.0%
                  CaixaBank SA                                                      1,073,165    4,872,644             0.1%
                  Enagas SA                                                            87,251    2,292,738             0.1%
                  Endesa SA                                                            99,132    2,334,870             0.1%
                  Ferrovial SA                                                        120,071    2,554,219             0.1%
                  Gamesa Corp. Tecnologica SA                                          53,398    1,151,621             0.0%
                  Gas Natural SDG SA                                                  150,404    3,398,756             0.1%
                  Grifols SA                                                           87,226    2,341,210             0.1%
                  Iberdrola SA                                                      1,450,677   10,428,580             0.2%
                  Industria de Diseno Textil SA                                       271,513   10,404,699             0.2%
                  Mapfre SA                                                           488,383    1,703,511             0.0%
                  Red Electrica Corp. SA                                              120,711    2,352,552             0.1%
                  Repsol SA                                                           326,927    5,159,998             0.1%
                  Repsol SA Sponsored ADR                                              96,978    1,540,985             0.0%
                  Telefonica SA                                                       905,131   10,010,700             0.2%
                  Telefonica SA Sponsored ADR                                         387,745    4,303,969             0.1%
                                                                                              ------------ ---------------
TOTAL SPAIN                                                                                    123,242,073             3.0%
                                                                                              ------------ ---------------
SWEDEN -- (2.6%)
#                 AAK AB                                                                7,099      508,090             0.0%
#                 Alfa Laval AB                                                        84,445    1,730,421             0.1%
#                 Assa Abloy AB Class B                                               242,550    5,249,960             0.1%
                  Atlas Copco AB Class A                                              188,626    7,046,132             0.2%
#                 Atlas Copco AB Class B                                              112,186    3,727,952             0.1%
                  Axfood AB                                                            17,676      280,496             0.0%
                  BillerudKorsnas AB                                                   88,976    1,425,424             0.0%
#                 Boliden AB                                                          127,794    3,650,857             0.1%
                  Castellum AB                                                         69,879      956,982             0.0%
#                 Electrolux AB Series B                                               70,072    2,079,532             0.1%
#                 Elekta AB Class B                                                    60,044      626,876             0.0%
                  Fabege AB                                                            32,030      551,556             0.0%
*                 Fastighets AB Balder Class B                                         24,067      537,350             0.0%
*                 Fingerprint Cards AB Class B                                          8,405       33,464             0.0%
                  Getinge AB Class B                                                   67,502    1,318,519             0.0%
                  Hennes & Mauritz AB Class B                                         259,323    6,420,966             0.2%
                  Hexagon AB Class B                                                   61,691    2,684,844             0.1%
                  Hexpol AB                                                            84,172      935,120             0.0%
                  Holmen AB Class B                                                    19,429      818,699             0.0%
                  Hufvudstaden AB Class A                                              38,715      606,568             0.0%
                  Husqvarna AB Class A                                                 12,600      124,653             0.0%
                  Husqvarna AB Class B                                                156,533    1,556,089             0.1%
#                 ICA Gruppen AB                                                       24,499      836,057             0.0%
*                 Lundin Petroleum AB                                                  32,718      623,892             0.0%
                  Millicom International Cellular SA                                   39,135    2,144,297             0.1%
                  NCC AB Class B                                                       12,509      332,329             0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
SWEDEN -- (Continued)
#                 Nibe Industrier AB Class B                                        126,980 $  1,124,677             0.0%
                  Nordea Bank AB                                                    702,175    8,635,919             0.2%
                  Peab AB                                                            82,974      906,146             0.0%
                  Saab AB Class B                                                    22,981    1,138,749             0.0%
#                 Sandvik AB                                                        330,331    5,295,892             0.1%
                  Securitas AB Class B                                              119,211    1,970,368             0.1%
                  Skandinaviska Enskilda Banken AB Class A                          375,832    4,327,832             0.1%
                  Skanska AB Class B                                                 98,476    2,353,738             0.1%
                  SKF AB Class A                                                      6,795      149,219             0.0%
                  SKF AB Class B                                                    144,541    3,171,975             0.1%
#*                SSAB AB Class A                                                    81,249      353,471             0.0%
*                 SSAB AB Class B                                                   165,008      585,426             0.0%
                  Svenska Cellulosa AB SCA Class A                                    8,605      286,349             0.0%
                  Svenska Cellulosa AB SCA Class B                                  158,208    5,237,839             0.1%
                  Svenska Handelsbanken AB Class A                                  407,319    5,779,016             0.2%
                  Svenska Handelsbanken AB Class B                                    3,612       50,882             0.0%
                  Sweco AB Class B                                                    4,042      100,200             0.0%
                  Swedbank AB Class A                                               215,650    5,110,911             0.1%
                  Swedish Match AB                                                   44,635    1,471,906             0.0%
#*                Swedish Orphan Biovitrum AB                                        28,314      437,129             0.0%
                  Tele2 AB Class B                                                  110,862    1,115,680             0.0%
#                 Telefonaktiebolaget LM Ericsson Class A                            14,581       93,114             0.0%
                  Telefonaktiebolaget LM Ericsson Class B                           758,382    4,927,077             0.1%
                  Telia Co AB                                                       755,948    3,077,722             0.1%
#                 Trelleborg AB Class B                                              81,891    1,923,052             0.1%
                  Volvo AB Class A                                                   60,224      983,354             0.0%
                  Volvo AB Class B                                                  425,095    6,942,165             0.2%
                                                                                            ------------ ---------------
TOTAL SWEDEN                                                                                 114,356,933             2.8%
                                                                                            ------------ ---------------
SWITZERLAND -- (7.0%)
                  ABB, Ltd.                                                         343,103    8,407,482             0.2%
#                 ABB, Ltd. Sponsored ADR                                           141,955    3,492,093             0.1%
*                 Actelion, Ltd.                                                     27,203    7,702,960             0.2%
                  Adecco Group AG                                                    84,281    6,262,231             0.2%
                  Baloise Holding AG                                                 16,506    2,420,366             0.1%
                  Banque Cantonale Vaudoise                                           1,035      749,850             0.0%
*                 Barry Callebaut AG                                                    736    1,010,783             0.0%
                  Chocoladefabriken Lindt & Spruengli AG                                 19    1,263,151             0.0%
                  Cie Financiere Richemont SA                                       110,324    9,218,506             0.2%
*                 Clariant AG                                                       141,454    2,864,687             0.1%
*                 Credit Suisse Group AG                                            383,581    5,849,980             0.1%
                  Credit Suisse Group AG Sponsored ADR                               62,787      958,134             0.0%
                  DKSH Holding AG                                                     1,279      103,020             0.0%
*                 Dufry AG                                                           19,024    3,117,211             0.1%
                  EMS-Chemie Holding AG                                               2,144    1,343,458             0.0%
                  Flughafen Zuerich AG                                                9,111    2,007,859             0.1%
#                 Galenica AG                                                         1,796    1,951,492             0.1%
                  Geberit AG                                                         10,037    4,571,928             0.1%
                  Givaudan SA                                                         2,771    5,338,914             0.1%
                  Helvetia Holding AG                                                 2,024    1,123,918             0.0%
*                 Julius Baer Group, Ltd.                                            77,789    4,056,437             0.1%
                  Kuehne + Nagel International AG                                    14,182    2,144,819             0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
SWITZERLAND -- (Continued)
*                 LafargeHolcim, Ltd.(BZ3DNX4)                                         29,333 $  1,664,575             0.0%
*                 LafargeHolcim, Ltd.(7110753)                                         74,848    4,244,511             0.1%
*                 Lonza Group AG                                                       12,858    2,630,875             0.1%
                  Nestle SA                                                           786,239   60,556,490             1.5%
                  Novartis AG                                                         442,365   34,055,498             0.8%
                  Novartis AG Sponsored ADR                                            86,125    6,634,209             0.2%
#                 Partners Group Holding AG                                             4,790    2,895,585             0.1%
                  Roche Holding AG(7108918)                                             6,828    1,788,787             0.0%
                  Roche Holding AG(7110388)                                           184,245   48,210,336             1.2%
                  Schindler Holding AG                                                  5,375    1,067,693             0.0%
                  SGS SA                                                                1,511    3,402,483             0.1%
                  Sika AG                                                                 741    4,729,331             0.1%
                  Sonova Holding AG                                                    12,748    1,885,040             0.0%
                  Straumann Holding AG                                                  2,604    1,374,536             0.0%
#                 Swatch Group AG (The)(7184725)                                       11,374    4,550,379             0.1%
                  Swatch Group AG (The)(7184736)                                       17,724    1,375,008             0.0%
*                 Swiss Life Holding AG                                                11,150    3,628,632             0.1%
*                 Swiss Prime Site AG                                                  20,765    1,800,192             0.0%
                  Swiss Re AG                                                          73,062    6,354,881             0.2%
                  Swisscom AG                                                           7,707    3,360,886             0.1%
*                 Syngenta AG                                                          20,571    9,560,026             0.2%
                  Syngenta AG ADR                                                      24,564    2,285,189             0.1%
*                 Temenos Group AG                                                     13,350    1,155,520             0.0%
*                 UBS Group AG(BRJL176)                                               512,922    8,756,007             0.2%
*                 UBS Group AG(H42097107)                                             311,297    5,295,162             0.1%
                  Zurich Insurance Group AG                                            38,063   10,533,488             0.3%
                                                                                              ------------ ---------------
TOTAL SWITZERLAND                                                                              309,754,598             7.5%
                                                                                              ------------ ---------------
UNITED KINGDOM -- (15.0%)
                  3i Group P.L.C.                                                     425,988    4,377,889             0.1%
                  Aberdeen Asset Management P.L.C.                                    396,725    1,433,489             0.0%
                  Admiral Group P.L.C.                                                 55,470    1,444,476             0.0%
*                 Anglo American P.L.C.                                               452,603    6,480,120             0.2%
                  Antofagasta P.L.C.                                                  148,855    1,615,038             0.0%
                  Ashtead Group P.L.C.                                                192,974    4,070,965             0.1%
                  Associated British Foods P.L.C.                                      76,749    2,794,354             0.1%
                  AstraZeneca P.L.C.                                                  153,478    9,191,698             0.2%
#                 AstraZeneca P.L.C. Sponsored ADR                                    337,393   10,206,138             0.2%
                  Auto Trader Group P.L.C.                                            286,460    1,487,833             0.0%
                  Aviva P.L.C.                                                      1,175,869    7,996,387             0.2%
                  Babcock International Group P.L.C.                                  202,339    2,357,049             0.1%
                  BAE Systems P.L.C.                                                1,067,038    8,666,451             0.2%
                  Barclays P.L.C.                                                     928,091    2,541,489             0.1%
                  Barclays P.L.C. Sponsored ADR                                       746,412    8,068,714             0.2%
                  Barratt Developments P.L.C.                                         442,265    3,318,579             0.1%
                  Berkeley Group Holdings P.L.C.                                       59,403    2,505,468             0.1%
                  BHP Billiton P.L.C.                                                 171,137    2,609,017             0.1%
                  BHP Billiton P.L.C. ADR                                             188,914    5,805,327             0.1%
                  BP P.L.C.                                                           243,024    1,391,217             0.0%
                  BP P.L.C. Sponsored ADR                                             686,863   23,573,121             0.6%
                  British American Tobacco P.L.C.                                     344,767   23,293,590             0.6%
#                 British American Tobacco P.L.C. Sponsored ADR                       175,004   11,907,272             0.3%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
UNITED KINGDOM -- (Continued)
                  BT Group P.L.C.                                                    2,107,623 $ 8,314,454             0.2%
#                 BT Group P.L.C. Sponsored ADR                                         69,804   1,389,798             0.0%
                  Bunzl P.L.C.                                                          99,069   3,088,385             0.1%
                  Burberry Group P.L.C.                                                152,172   3,180,131             0.1%
                  Capita P.L.C.                                                        152,745   1,100,943             0.0%
                  Carnival P.L.C.                                                       26,312   1,621,672             0.0%
#                 Carnival P.L.C. ADR                                                   26,174   1,610,486             0.0%
                  Centrica P.L.C.                                                    1,901,610   4,872,777             0.1%
*                 Coca-Cola HBC AG                                                      64,397   1,786,570             0.0%
                  Compass Group P.L.C.                                                 458,001   9,247,408             0.2%
                  Croda International P.L.C.                                            35,247   1,718,047             0.0%
                  DCC P.L.C.                                                            32,053   2,959,645             0.1%
                  Diageo P.L.C.                                                        179,309   5,219,175             0.1%
#                 Diageo P.L.C. Sponsored ADR                                          115,851  13,604,383             0.3%
                  Direct Line Insurance Group P.L.C.                                   629,833   2,846,145             0.1%
                  Dixons Carphone P.L.C.                                               396,072   1,720,541             0.0%
                  DS Smith P.L.C.                                                      384,446   2,149,417             0.1%
                  easyJet P.L.C.                                                        69,710   1,054,456             0.0%
                  Experian P.L.C.                                                      265,794   5,717,960             0.1%
                  Fresnillo P.L.C.                                                      58,455   1,099,080             0.0%
                  G4S P.L.C.                                                           673,936   2,661,054             0.1%
                  GKN P.L.C.                                                           692,788   3,219,563             0.1%
                  GlaxoSmithKline P.L.C.                                               566,003  11,392,420             0.3%
#                 GlaxoSmithKline P.L.C. Sponsored ADR                                 402,851  16,476,606             0.4%
*                 Glencore P.L.C.                                                    3,170,885  12,462,015             0.3%
                  Halma P.L.C.                                                         148,720   2,028,312             0.0%
                  Hargreaves Lansdown P.L.C.                                            72,853   1,300,641             0.0%
                  Hikma Pharmaceuticals P.L.C.                                          57,203   1,435,293             0.0%
                  HSBC Holdings P.L.C.                                               1,829,707  15,088,344             0.4%
#                 HSBC Holdings P.L.C. Sponsored ADR                                   577,438  23,773,122             0.6%
                  Imperial Brands P.L.C.                                               230,095  11,268,515             0.3%
#                 Imperial Brands P.L.C. Sponsored ADR                                  38,600   1,919,269             0.0%
                  Inchcape P.L.C.                                                       61,737     682,965             0.0%
                  Informa P.L.C.                                                       324,053   2,694,394             0.1%
                  Inmarsat P.L.C.                                                      182,730   1,932,532             0.0%
                  InterContinental Hotels Group P.L.C.                                  43,764   2,319,573             0.1%
                  International Consolidated Airlines Group SA                         379,493   2,751,384             0.1%
                  Intertek Group P.L.C.                                                 51,911   2,732,138             0.1%
                  Investec P.L.C.                                                      222,918   1,651,484             0.0%
                  ITV P.L.C.                                                         1,062,665   2,890,050             0.1%
                  J Sainsbury P.L.C.                                                 1,023,427   3,648,983             0.1%
                  Johnson Matthey P.L.C.                                                66,116   2,550,303             0.1%
*                 Just Eat P.L.C.                                                      109,941     821,853             0.0%
                  Kingfisher P.L.C.                                                    960,112   4,247,479             0.1%
                  Legal & General Group P.L.C.                                       2,436,057   7,763,892             0.2%
*                 Liberty Global P.L.C. Class A                                          6,400     226,675             0.0%
*                 Liberty Global P.L.C. Series C                                        15,389     532,605             0.0%
*                 Liberty Global P.L.C. LiLAC Class A                                      798      17,143             0.0%
*                 Liberty Global P.L.C. LiLAC Class C                                    1,919      41,911             0.0%
                  Lloyds Banking Group P.L.C.                                       12,037,617  10,816,100             0.3%
#                 Lloyds Banking Group P.L.C. ADR                                    1,072,344   3,924,779             0.1%
                  London Stock Exchange Group P.L.C.                                    55,321   2,423,962             0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
UNITED KINGDOM -- (Continued)
                  Marks & Spencer Group P.L.C.                                         749,323 $ 3,556,395             0.1%
#                 Mediclinic International P.L.C.                                       98,374   1,045,842             0.0%
                  Meggitt P.L.C.                                                       226,293   1,355,170             0.0%
                  Melrose Industries P.L.C.                                            484,389   1,482,810             0.0%
                  Merlin Entertainments P.L.C.                                         265,426   1,737,291             0.0%
                  Micro Focus International P.L.C.                                      93,120   3,119,980             0.1%
                  Mondi P.L.C.                                                         127,892   3,308,748             0.1%
                  National Grid P.L.C.                                                 330,662   4,281,494             0.1%
                  National Grid P.L.C. Sponsored ADR                                   103,386   6,706,649             0.2%
                  Next P.L.C.                                                           37,645   2,098,468             0.1%
                  Old Mutual P.L.C.                                                  2,161,353   5,428,422             0.1%
                  Pearson P.L.C.                                                       121,772   1,004,458             0.0%
                  Pearson P.L.C. Sponsored ADR                                         148,327   1,216,281             0.0%
                  Pennon Group P.L.C.                                                  111,186   1,233,511             0.0%
                  Persimmon P.L.C.                                                     143,448   4,328,271             0.1%
                  Provident Financial P.L.C.                                            63,533   2,637,081             0.1%
                  Prudential P.L.C.                                                    292,427   6,490,077             0.2%
#                 Prudential P.L.C. ADR                                                124,656   5,533,480             0.1%
                  Randgold Resources, Ltd.                                              24,614   2,165,202             0.1%
                  Reckitt Benckiser Group P.L.C.                                       160,900  14,824,915             0.4%
                  RELX P.L.C.                                                          193,002   3,913,059             0.1%
#                 RELX P.L.C. Sponsored ADR                                            113,632   2,328,320             0.1%
                  Rentokil Initial P.L.C.                                              452,349   1,458,411             0.0%
                  Rightmove P.L.C.                                                      24,371   1,321,305             0.0%
                  Rio Tinto P.L.C.                                                     165,092   6,512,912             0.2%
                  Rio Tinto P.L.C. Sponsored ADR                                       155,098   6,176,002             0.1%
                  Rolls-Royce Holdings P.L.C.(BYXYLJ2)                              44,393,034      57,498             0.0%
*                 Rolls-Royce Holdings P.L.C.(B63H849)                                 625,254   6,572,361             0.2%
*                 Royal Bank of Scotland Group P.L.C.                                  381,103   1,308,396             0.0%
#*                Royal Bank of Scotland Group P.L.C. Sponsored ADR                    146,913   1,004,885             0.0%
                  Royal Dutch Shell P.L.C. Class A(B03MLX2)                            468,172  12,157,688             0.3%
                  Royal Dutch Shell P.L.C. Class A(B09CBL4)                                934      24,354             0.0%
                  Royal Dutch Shell P.L.C. Class B                                      43,653   1,161,461             0.0%
                  Royal Dutch Shell P.L.C. Sponsored ADR, Class A                      346,136  18,064,851             0.4%
#                 Royal Dutch Shell P.L.C. Sponsored ADR, Class B                      358,960  19,426,915             0.5%
                  Royal Mail P.L.C.                                                    287,876   1,501,156             0.0%
                  RSA Insurance Group P.L.C.                                           352,623   2,720,456             0.1%
#                 Sage Group P.L.C. (The)                                              303,630   2,635,538             0.1%
                  Schroders P.L.C.(0239581)                                             15,545     466,920             0.0%
                  Schroders P.L.C.(0240549)                                             36,343   1,500,756             0.0%
                  Severn Trent P.L.C.                                                   74,753   2,250,282             0.1%
                  Shire P.L.C.                                                         127,607   7,523,542             0.2%
                  Shire P.L.C. ADR                                                      15,456   2,735,094             0.1%
                  Sky P.L.C.                                                           344,104   4,420,461             0.1%
                  Sky P.L.C. Sponsored ADR                                                 647      33,113             0.0%
                  Smith & Nephew P.L.C.                                                207,005   3,400,922             0.1%
                  Smith & Nephew P.L.C. Sponsored ADR                                   31,838   1,058,279             0.0%
                  Smiths Group P.L.C.                                                  143,658   3,053,946             0.1%
                  SSE P.L.C.                                                           355,730   6,408,244             0.2%
                  St. James's Place P.L.C.                                             202,155   3,004,698             0.1%
*                 Standard Chartered P.L.C.                                            807,272   7,544,275             0.2%
                  Standard Life P.L.C.                                                 819,654   3,857,845             0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                                                PERCENTAGE
                                                                                      SHARES      VALUE++     OF NET ASSETS**
                                                                                    ---------- -------------- ---------------
UNITED KINGDOM -- (Continued)
                  Taylor Wimpey P.L.C.                                               1,451,321 $    3,759,338             0.1%
*                 Tesco P.L.C.                                                       3,481,338      8,261,952             0.2%
                  Travis Perkins P.L.C.                                                 80,797      1,685,097             0.0%
#                 TUI AG                                                               166,810      2,426,762             0.1%
                  Unilever P.L.C.                                                      100,087      5,149,305             0.1%
                  Unilever P.L.C. Sponsored ADR                                        254,623     13,072,345             0.3%
                  United Utilities Group P.L.C.                                        141,155      1,778,866             0.0%
                  United Utilities Group P.L.C. ADR                                      5,177        132,479             0.0%
                  Vodafone Group P.L.C.                                              4,252,927     10,954,007             0.3%
                  Vodafone Group P.L.C. Sponsored ADR                                  234,329      6,137,086             0.1%
                  Weir Group P.L.C. (The)                                               55,734      1,436,001             0.0%
                  Whitbread P.L.C.                                                      53,471      2,793,703             0.1%
                  WM Morrison Supermarkets P.L.C.                                    1,068,009      3,317,662             0.1%
                  Wolseley P.L.C.                                                       73,347      4,661,722             0.1%
#                 Wolseley P.L.C. ADR                                                   17,864        114,511             0.0%
                  Worldpay Group P.L.C.                                                414,029      1,607,906             0.0%
                  WPP P.L.C.                                                           304,747      6,525,699             0.2%
#                 WPP P.L.C. Sponsored ADR                                               3,117        333,831             0.0%
                                                                                               -------------- ---------------
TOTAL UNITED KINGDOM                                                                              662,439,275            16.0%
                                                                                               -------------- ---------------
UNITED STATES -- (0.0%)
*                 TechnipFMC P.L.C.                                                      2,244         67,462             0.0%
                                                                                               -------------- ---------------
TOTAL COMMON STOCKS                                                                             4,049,322,775            98.1%
                                                                                               -------------- ---------------
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
                  Bayerische Motoren Werke AG                                           19,174      1,576,818             0.0%
                  Fuchs Petrolub SE                                                     16,704        861,580             0.0%
                  Henkel AG & Co. KGaA                                                  31,937      4,345,463             0.1%
                  Porsche Automobil Holding SE                                          55,092      3,224,273             0.1%
#                 Sartorius AG                                                           9,717        889,610             0.0%
                  Schaeffler AG                                                         34,992        603,526             0.0%
                  Volkswagen AG                                                         64,521     10,242,496             0.3%
                                                                                               -------------- ---------------
TOTAL GERMANY                                                                                      21,743,766             0.5%
                                                                                               -------------- ---------------
TOTAL PREFERRED STOCKS                                                                             21,743,766             0.5%
                                                                                               -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*                 TPG Telecom, Ltd. Rights 5/12/17                                       8,716             --             0.0%
                                                                                               -------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                     4,071,066,541
                                                                                               --------------

                                                                                                  VALUE+
                                                                                               --------------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@              DFA Short Term Investment Fund                                    29,622,436    342,820,452             8.3%
                                                                                               -------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,834,337,349)                                            $4,413,886,993           106.9%
                                                                                               ============== ===============

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  --------------------------------------------------
                                                                    LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                                  ------------ -------------- ------- --------------
Common Stocks
   Australia                                                      $  5,457,016 $  254,403,486      -- $  259,860,502
   Austria                                                                  --     10,834,391      --     10,834,391
   Belgium                                                             286,610     56,038,784      --     56,325,394
   Canada                                                          347,744,650             --      --    347,744,650
   Denmark                                                           2,339,637     59,668,951      --     62,008,588
   Finland                                                           1,769,986     37,453,556      --     39,223,542
   France                                                            8,861,850    362,817,510      --    371,679,360
   Germany                                                          21,726,215    296,398,011      --    318,124,226
   Hong Kong                                                           749,285    121,570,812      --    122,320,097
   Ireland                                                           4,705,728     15,290,150      --     19,995,878
   Israel                                                            7,011,448     12,294,824      --     19,306,272
   Italy                                                             4,450,416     78,403,740      --     82,854,156
   Japan                                                            37,730,465    882,452,044      --    920,182,509
   Netherlands                                                      26,066,201     95,498,780      --    121,564,981
   New Zealand                                                              --      7,882,428      --      7,882,428
   Norway                                                              807,018     26,467,865      --     27,274,883
   Portugal                                                                 --      6,288,712      --      6,288,712
   Singapore                                                                --     45,991,865      --     45,991,865
   Spain                                                            13,388,948    109,853,125      --    123,242,073
   Sweden                                                                   --    114,356,933      --    114,356,933
   Switzerland                                                      26,367,747    283,386,851      --    309,754,598
   United Kingdom                                                  207,151,470    455,287,805      --    662,439,275
   United States                                                            --         67,462      --         67,462
Preferred Stocks
   Germany                                                                  --     21,743,766      --     21,743,766
Securities Lending Collateral                                               --    342,820,452      --    342,820,452
Futures Contracts**                                                    581,869             --      --        581,869
                                                                  ------------ -------------- ------- --------------
TOTAL                                                             $717,196,559 $3,697,272,303      -- $4,414,468,862
                                                                  ============ ============== ======= ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
COMMON STOCKS -- (90.4%)
AUSTRALIA -- (5.4%)
*                 3P Learning, Ltd.                                                     35,638 $    26,138             0.0%
*                 Aconex, Ltd.                                                          87,284     286,351             0.0%
*                 Acrux, Ltd.                                                          183,394      37,788             0.0%
                  Adacel Technologies, Ltd.                                             62,189     124,275             0.0%
                  Adelaide Brighton, Ltd.                                            1,271,892   5,638,898             0.0%
                  AGL Energy, Ltd.                                                     293,238   5,870,870             0.0%
#                 Ainsworth Game Technology, Ltd.                                      377,679     525,901             0.0%
*                 Alkane Resources, Ltd.                                               245,027      45,929             0.0%
                  ALS, Ltd.                                                            932,541   4,361,905             0.0%
                  Altium, Ltd.                                                         153,355     940,336             0.0%
#                 Alumina, Ltd.                                                      8,634,901  11,853,706             0.1%
                  AMA Group, Ltd.                                                      184,987     146,826             0.0%
                  Amaysim Australia, Ltd.                                              271,561     361,527             0.0%
                  Amcor, Ltd.                                                          574,332   6,753,152             0.1%
                  Amcor, Ltd. Sponsored ADR                                             29,714   1,396,558             0.0%
                  AMP, Ltd.                                                          7,088,749  28,402,296             0.2%
                  Ansell, Ltd.                                                         529,182   9,419,950             0.1%
                  AP Eagers, Ltd.                                                       91,614     551,454             0.0%
                  APA Group                                                          1,026,927   7,042,757             0.1%
                  APN News & Media, Ltd.                                             1,636,620   3,050,179             0.0%
                  APN Outdoor Group, Ltd.                                              351,212   1,431,624             0.0%
#                 Appen, Ltd.                                                          123,265     245,346             0.0%
#                 ARB Corp., Ltd.                                                      149,742   1,736,306             0.0%
#                 Ardent Leisure Group                                                 909,106   1,380,351             0.0%
                  Aristocrat Leisure, Ltd.                                             615,636   9,047,182             0.1%
#*                Arrium, Ltd.                                                      16,558,707          87             0.0%
                  Asaleo Care, Ltd.                                                    981,623   1,317,268             0.0%
                  ASX, Ltd.                                                             79,028   2,995,929             0.0%
#*                Atlas Iron, Ltd.                                                   7,153,401      85,098             0.0%
                  AUB Group, Ltd.                                                       79,079     715,831             0.0%
                  Aurizon Holdings, Ltd.                                             2,137,571   8,242,795             0.1%
                  Ausdrill, Ltd.                                                     1,429,709   1,461,187             0.0%
                  AusNet Services                                                    2,245,619   2,941,000             0.0%
                  Austal, Ltd.                                                       1,070,977   1,372,622             0.0%
#                 Australia & New Zealand Banking Group, Ltd.                        2,056,866  50,349,978             0.3%
#*                Australian Agricultural Co., Ltd.                                  1,568,315   2,023,423             0.0%
                  Australian Finance Group, Ltd.                                        52,835      53,322             0.0%
                  Australian Pharmaceutical Industries, Ltd.                         1,154,168   1,924,351             0.0%
                  Australian Vintage, Ltd.                                             112,455      36,185             0.0%
                  Auswide Bank, Ltd.                                                    24,392      94,885             0.0%
#                 Automotive Holdings Group, Ltd.                                    1,087,772   3,035,417             0.0%
                  Aveo Group                                                           941,531   2,220,708             0.0%
#                 AVJennings, Ltd.                                                     200,265      89,100             0.0%
*                 AWE, Ltd.                                                          3,068,174   1,043,028             0.0%
                  Baby Bunting Group, Ltd.                                              35,595      48,618             0.0%
                  Bank of Queensland, Ltd.                                           1,238,709  11,082,877             0.1%
                  Bapcor, Ltd.                                                         203,972     797,645             0.0%
                  Beach Energy, Ltd.                                                 7,844,539   4,307,145             0.0%
#*                Beadell Resources, Ltd.                                            1,223,528     210,183             0.0%
#                 Bega Cheese, Ltd.                                                    104,155     467,225             0.0%
#                 Bellamy's Australia, Ltd.                                            147,316     566,362             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
AUSTRALIA -- (Continued)
#                 Bendigo & Adelaide Bank, Ltd.                                     1,336,045 $12,295,217             0.1%
                  BHP Billiton, Ltd.                                                2,778,611  49,470,205             0.3%
#                 BHP Billiton, Ltd. Sponsored ADR                                    623,528  22,197,597             0.1%
*                 Billabong International, Ltd.                                       322,756     269,317             0.0%
#                 Blackmores, Ltd.                                                     30,274   2,414,266             0.0%
                  Blue Sky Alternative Investments, Ltd.                               29,051     174,058             0.0%
                  BlueScope Steel, Ltd.                                             2,902,260  25,356,861             0.1%
*                 Boart Longyear, Ltd.                                                549,707      18,117             0.0%
*                 Boom Logistics, Ltd.                                                165,553      14,878             0.0%
                  Boral, Ltd.                                                       3,576,108  16,484,230             0.1%
                  Brambles, Ltd.                                                      832,964   6,445,547             0.0%
                  Breville Group, Ltd.                                                191,964   1,537,780             0.0%
                  Brickworks, Ltd.                                                    231,237   2,548,218             0.0%
                  BT Investment Management, Ltd.                                      398,353   3,558,456             0.0%
#                 Cabcharge Australia, Ltd.                                           441,835     870,023             0.0%
                  Caltex Australia, Ltd.                                              201,033   4,487,313             0.0%
#                 Capilano Honey, Ltd.                                                  6,902      77,689             0.0%
#*                Cardno, Ltd.                                                        540,918     538,977             0.0%
*                 Carnarvon Petroleum, Ltd.                                           856,412      55,805             0.0%
                  carsales.com, Ltd.                                                  641,205   5,623,733             0.0%
#                 Cash Converters International, Ltd.                               1,161,612     238,648             0.0%
                  Cedar Woods Properties, Ltd.                                         37,900     151,904             0.0%
                  Challenger, Ltd.                                                    844,002   8,336,117             0.1%
                  CIMIC Group, Ltd.                                                   137,887   3,821,241             0.0%
                  Class, Ltd.                                                           5,467      11,700             0.0%
                  Cleanaway Waste Management, Ltd.                                  6,408,685   6,085,614             0.0%
*                 Coal of Africa, Ltd.                                                400,214      15,012             0.0%
                  Coca-Cola Amatil, Ltd.                                              558,637   3,915,158             0.0%
                  Cochlear, Ltd.                                                       64,556   6,757,745             0.1%
                  Codan, Ltd.                                                         300,102     492,313             0.0%
#                 Collection House, Ltd.                                              280,843     283,839             0.0%
                  Collins Foods, Ltd.                                                 380,769   1,494,375             0.0%
#                 Commonwealth Bank of Australia                                      695,403  45,419,485             0.2%
                  Computershare, Ltd.                                                 485,815   5,355,652             0.0%
*                 Cooper Energy, Ltd.                                               1,386,650     352,084             0.0%
#                 Corporate Travel Management, Ltd.                                   112,335   1,711,594             0.0%
                  Costa Group Holdings, Ltd.                                          216,439     710,471             0.0%
#                 Credit Corp. Group, Ltd.                                            100,730   1,371,320             0.0%
                  Crown Resorts, Ltd.                                                 348,699   3,260,451             0.0%
#                 CSG, Ltd.                                                           592,479     212,950             0.0%
                  CSL, Ltd.                                                           245,077  24,301,847             0.1%
                  CSR, Ltd.                                                         2,359,390   8,651,630             0.1%
                  Data#3, Ltd.                                                        157,489     202,519             0.0%
                  Decmil Group, Ltd.                                                  504,108     295,597             0.0%
*                 Devine, Ltd.                                                        109,847      36,223             0.0%
                  Dicker Data, Ltd.                                                    55,523     101,389             0.0%
#                 Domino's Pizza Enterprises, Ltd.                                    102,174   4,672,412             0.0%
                  Donaco International, Ltd.                                          150,945      54,929             0.0%
*                 Doray Minerals, Ltd.                                                250,114      55,573             0.0%
                  Downer EDI, Ltd.                                                  2,427,089  10,665,456             0.1%
                  DUET Group                                                        3,215,855   7,266,743             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
AUSTRALIA -- (Continued)
                  DuluxGroup, Ltd.                                                    859,227 $ 4,350,522             0.0%
                  DWS, Ltd.                                                            98,023     114,055             0.0%
                  Eclipx Group, Ltd.                                                  167,189     482,431             0.0%
#*                Elders, Ltd.                                                        249,340     830,557             0.0%
*                 Electro Optic Systems Holdings, Ltd.                                 12,667      31,291             0.0%
*                 Ellex Medical Lasers, Ltd.                                           29,423      23,400             0.0%
*                 Emeco Holdings, Ltd.                                              1,092,630      69,588             0.0%
#*                Energy Resources of Australia, Ltd.                                 559,882     251,958             0.0%
#*                Energy World Corp., Ltd.                                          1,196,466     335,808             0.0%
                  EQT Holdings, Ltd.                                                   14,015     183,997             0.0%
#                 ERM Power, Ltd.                                                     405,568     368,989             0.0%
#                 Estia Health, Ltd.                                                  116,332     266,611             0.0%
                  Euroz, Ltd.                                                          69,509      58,760             0.0%
#                 Event Hospitality and Entertainment, Ltd.                           383,949   3,735,660             0.0%
                  Evolution Mining, Ltd.                                            3,938,096   6,844,830             0.1%
                  Fairfax Media, Ltd.                                               8,380,730   6,643,988             0.0%
#*                FAR, Ltd.                                                         1,188,090      72,934             0.0%
                  Finbar Group, Ltd.                                                    2,330       1,413             0.0%
#*                Fleetwood Corp., Ltd.                                               162,977     244,278             0.0%
#                 FlexiGroup, Ltd.                                                    557,798     971,201             0.0%
#                 Flight Centre Travel Group, Ltd.                                    192,237   4,521,735             0.0%
                  Fortescue Metals Group, Ltd.                                      4,946,675  19,606,893             0.1%
#                 G8 Education, Ltd.                                                1,738,959   4,811,401             0.0%
#                 Gateway Lifestyle                                                   217,847     347,496             0.0%
#                 GBST Holdings, Ltd.                                                  56,032     122,085             0.0%
                  Genworth Mortgage Insurance Australia, Ltd.                          82,587     203,097             0.0%
                  GrainCorp, Ltd. Class A                                             857,133   5,716,309             0.0%
                  Grange Resources, Ltd.                                            1,193,668     147,451             0.0%
#                 Greencross, Ltd.                                                    258,043   1,312,956             0.0%
#                 GUD Holdings, Ltd.                                                  252,366   2,349,108             0.0%
                  GWA Group, Ltd.                                                     856,155   1,999,457             0.0%
#                 Hansen Technologies, Ltd.                                           408,177   1,099,941             0.0%
#                 Harvey Norman Holdings, Ltd.                                      1,215,251   3,811,805             0.0%
                  Healthscope, Ltd.                                                 2,069,824   3,418,394             0.0%
                  HFA Holdings, Ltd.                                                  350,340     626,451             0.0%
*                 Highfield Resources, Ltd.                                            43,825      34,730             0.0%
#*                Hills, Ltd.                                                         701,275     102,336             0.0%
*                 Horizon Oil, Ltd.                                                 1,463,538      63,551             0.0%
*                 Huon Aquaculture Group, Ltd.                                          3,767      13,492             0.0%
                  IDP Education, Ltd.                                                  73,498     253,250             0.0%
#                 Iluka Resources, Ltd.                                               668,301   4,199,630             0.0%
*                 Imdex, Ltd.                                                         467,990     216,809             0.0%
#                 IMF Bentham, Ltd.                                                   540,207     780,356             0.0%
#                 Incitec Pivot, Ltd.                                               4,211,464  11,931,722             0.1%
                  Independence Group NL                                             1,973,126   4,834,015             0.0%
*                 Infigen Energy                                                    2,394,771   1,704,332             0.0%
                  Infomedia, Ltd.                                                     857,997     455,354             0.0%
#                 Insurance Australia Group, Ltd.                                     990,877   4,599,530             0.0%
                  Integrated Research, Ltd.                                           104,300     234,110             0.0%
                  InvoCare, Ltd.                                                      231,958   2,530,782             0.0%
#                 IOOF Holdings, Ltd.                                                 759,152   5,004,119             0.0%
#                 IRESS, Ltd.                                                         394,741   3,675,728             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
AUSTRALIA -- (Continued)
#                 iSelect, Ltd.                                                       433,001 $   644,419             0.0%
#                 iSentia Group, Ltd.                                                 477,192     517,396             0.0%
                  IVE Group, Ltd.                                                      62,400     109,222             0.0%
                  James Hardie Industries P.L.C.                                      388,289   6,569,985             0.0%
#                 James Hardie Industries P.L.C. Sponsored ADR                         39,415     672,420             0.0%
#                 Japara Healthcare, Ltd.                                              78,118     121,012             0.0%
#                 JB Hi-Fi, Ltd.                                                      282,124   5,212,503             0.0%
#*                Karoon Gas Australia, Ltd.                                          580,775     641,730             0.0%
#*                Kingsgate Consolidated, Ltd.                                      1,181,152     200,164             0.0%
*                 Kingsrose Mining, Ltd.                                               94,006       5,279             0.0%
                  LendLease Group                                                     710,629   8,531,565             0.1%
                  Link Administration Holdings, Ltd.                                  377,663   2,183,021             0.0%
*                 Lucapa Diamond Co., Ltd.                                            106,787      25,153             0.0%
#*                Lynas Corp., Ltd.                                                 3,457,806     235,416             0.0%
                  MACA, Ltd.                                                          329,921     409,828             0.0%
*                 Macmahon Holdings, Ltd.                                           5,185,872     601,711             0.0%
                  Macquarie Atlas Roads Group                                         859,244   3,433,320             0.0%
                  Macquarie Group, Ltd.                                               602,362  41,844,170             0.2%
#                 Magellan Financial Group, Ltd.                                      209,042   3,684,718             0.0%
                  Mantra Group, Ltd.                                                  732,312   1,545,029             0.0%
                  MaxiTRANS Industries, Ltd.                                          182,505      93,404             0.0%
#*                Mayne Pharma Group, Ltd.                                          1,647,200   1,656,340             0.0%
                  McMillan Shakespeare, Ltd.                                          146,394   1,480,811             0.0%
                  McPherson's, Ltd.                                                    69,593      69,871             0.0%
                  Medibank Pvt, Ltd.                                                2,587,315   5,632,486             0.0%
*                 Medusa Mining, Ltd.                                               1,228,341     348,250             0.0%
                  Melbourne IT, Ltd.                                                  234,337     377,486             0.0%
#*                Mesoblast, Ltd.                                                     264,899     624,667             0.0%
#*                Mesoblast, Ltd. Sponsored ADR                                         1,592      18,849             0.0%
*                 Metals X, Ltd.                                                      800,936     441,368             0.0%
#*                Metcash, Ltd.                                                     4,041,840   6,507,045             0.0%
                  Michael Hill International, Ltd.(BD8D250)                            23,523      21,319             0.0%
                  Michael Hill International, Ltd.(BD8D249)                            72,300      65,668             0.0%
*                 Millennium Minerals, Ltd.                                           214,068      36,647             0.0%
*                 Mincor Resources NL                                                 393,519      53,059             0.0%
*                 Mineral Deposits, Ltd.                                              140,169      53,514             0.0%
                  Mineral Resources, Ltd.                                             665,244   5,320,433             0.0%
#*                MMA Offshore, Ltd.                                                2,337,637     385,415             0.0%
                  MNF Group, Ltd.                                                      24,523      81,496             0.0%
                  Monadelphous Group, Ltd.                                            321,269   3,003,723             0.0%
                  Monash IVF Group, Ltd.                                              376,520     561,139             0.0%
                  Money3 Corp., Ltd.                                                   67,085      69,531             0.0%
                  Mortgage Choice, Ltd.                                               259,658     443,382             0.0%
*                 Mount Gibson Iron, Ltd.                                           4,095,268   1,102,221             0.0%
#                 Myer Holdings, Ltd.                                               3,757,138   3,121,758             0.0%
#                 MYOB Group, Ltd.                                                    229,032     603,080             0.0%
#                 MyState, Ltd.                                                        33,051     116,321             0.0%
#                 National Australia Bank, Ltd.                                     1,864,442  47,323,522             0.2%
                  Navitas, Ltd.                                                       484,847   1,664,949             0.0%
                  Neometals, Ltd.                                                      55,547      12,673             0.0%
#*                NetComm Wireless, Ltd.                                              148,192     150,489             0.0%
#                 New Hope Corp., Ltd.                                                598,069     751,973             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
AUSTRALIA -- (Continued)
                  Newcrest Mining, Ltd.                                             1,129,469 $18,120,445             0.1%
#*                NEXTDC, Ltd.                                                        218,538     679,119             0.0%
                  nib holdings, Ltd.                                                  979,546   4,399,624             0.0%
                  Nick Scali, Ltd.                                                     78,350     422,107             0.0%
#                 Nine Entertainment Co. Holdings, Ltd.                             1,682,499   1,549,239             0.0%
                  Northern Star Resources, Ltd.                                     1,310,143   4,259,666             0.0%
*                 NRW Holdings, Ltd.                                                  939,715     392,528             0.0%
                  Nufarm, Ltd.                                                        713,545   5,423,125             0.0%
#                 OFX Group, Ltd.                                                     371,835     399,412             0.0%
#                 Oil Search, Ltd.                                                  1,358,741   7,331,684             0.1%
                  oOh!media, Ltd.                                                      39,758     134,115             0.0%
                  Orica, Ltd.                                                       1,106,242  15,326,453             0.1%
*                 Origin Energy, Ltd.                                               2,019,903  10,869,656             0.1%
#*                Orocobre, Ltd.                                                       40,831      96,277             0.0%
                  Orora, Ltd.                                                       4,546,014  10,249,934             0.1%
                  OrotonGroup, Ltd.                                                    19,916      22,230             0.0%
                  OZ Minerals, Ltd.                                                 1,133,734   6,019,937             0.0%
#                 Pacific Current Group, Ltd.                                          26,096     101,350             0.0%
                  Pacific Smiles Group, Ltd.                                          104,617     154,810             0.0%
                  Pact Group Holdings, Ltd.                                           244,084   1,288,192             0.0%
#*                Paladin Energy, Ltd.                                              9,039,254     710,702             0.0%
*                 Panoramic Resources, Ltd.                                         1,633,779     341,176             0.0%
                  Paragon Care, Ltd.                                                   16,267       8,945             0.0%
                  Peet, Ltd.                                                          505,086     468,938             0.0%
                  Perpetual, Ltd.                                                     113,723   4,491,205             0.0%
#*                Perseus Mining, Ltd.                                              3,328,826     735,240             0.0%
#                 Platinum Asset Management, Ltd.                                     599,414   2,088,249             0.0%
                  PMP, Ltd.                                                         1,768,692     879,769             0.0%
*                 Praemium, Ltd.                                                       45,331      13,736             0.0%
                  Premier Investments, Ltd.                                           266,892   2,617,275             0.0%
                  Primary Health Care, Ltd.                                         2,142,073   5,431,438             0.0%
                  Prime Media Group, Ltd.                                             505,830     113,798             0.0%
                  Pro Medicus, Ltd.                                                    36,619     149,273             0.0%
#                 Programmed Maintenance Services, Ltd.                             1,050,115   1,351,616             0.0%
                  Prophecy International Holdings, Ltd.                                22,165       8,383             0.0%
                  Qantas Airways, Ltd.                                              3,028,350   9,599,466             0.1%
                  QBE Insurance Group, Ltd.                                         1,348,779  12,958,758             0.1%
#                 Qube Holdings, Ltd.                                               2,975,697   5,849,775             0.0%
#                 Quintis, Ltd.                                                     1,092,097     981,813             0.0%
#*                Ramelius Resources, Ltd.                                          2,048,299     619,565             0.0%
                  Ramsay Health Care, Ltd.                                             71,244   3,820,250             0.0%
#                 RCG Corp., Ltd.                                                     194,931     121,043             0.0%
                  RCR Tomlinson, Ltd.                                                 377,146     800,939             0.0%
#                 REA Group, Ltd.                                                      58,809   2,700,769             0.0%
                  Reckon, Ltd.                                                        122,506     142,976             0.0%
#                 Reece, Ltd.                                                          13,585     415,292             0.0%
#                 Regis Healthcare, Ltd.                                              317,313   1,065,406             0.0%
                  Regis Resources, Ltd.                                               965,032   2,396,706             0.0%
#                 Reject Shop, Ltd. (The)                                              98,325     312,796             0.0%
#                 Resolute Mining, Ltd.                                             2,429,240   2,255,519             0.0%
#                 Retail Food Group, Ltd.                                             282,825   1,155,410             0.0%
                  Ridley Corp., Ltd.                                                  871,979     933,800             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
AUSTRALIA -- (Continued)
                  Rio Tinto, Ltd.                                                     120,086 $ 5,436,496             0.0%
                  RXP Services, Ltd.                                                   16,044      10,207             0.0%
*                 Salmat, Ltd.                                                         68,805      27,284             0.0%
                  Sandfire Resources NL                                               584,406   2,530,555             0.0%
*                 Santos, Ltd.                                                      3,015,181   7,827,709             0.1%
#*                Saracen Mineral Holdings, Ltd.                                    2,305,307   1,627,283             0.0%
#                 SeaLink Travel Group, Ltd.                                           73,438     238,343             0.0%
                  Seek, Ltd.                                                          430,711   5,486,469             0.0%
#                 Select Harvests, Ltd.                                               267,097   1,087,247             0.0%
#*                Senex Energy, Ltd.                                                2,879,195     686,678             0.0%
#                 Servcorp, Ltd.                                                       74,909     330,390             0.0%
                  Service Stream, Ltd.                                                692,348     601,626             0.0%
#                 Seven Group Holdings, Ltd.                                          403,939   3,350,915             0.0%
                  Seven West Media, Ltd.                                            6,104,888   3,378,166             0.0%
                  SG Fleet Group, Ltd.                                                 37,919     102,995             0.0%
                  Shriro Holdings, Ltd.                                                 6,268       6,302             0.0%
                  Sigma Pharmaceuticals, Ltd.                                       3,116,452   2,917,688             0.0%
#*                Silex Systems, Ltd.                                                  96,084      32,031             0.0%
#                 Silver Chef, Ltd.                                                     4,402      25,665             0.0%
#*                Silver Lake Resources, Ltd.                                       2,027,563     724,772             0.0%
#                 Sims Metal Management, Ltd.                                         681,368   6,255,318             0.0%
*                 Sino Gas & Energy Holdings, Ltd.                                    858,956      59,600             0.0%
                  Sirtex Medical, Ltd.                                                117,196   1,360,937             0.0%
#*                Slater & Gordon, Ltd.                                               643,413      44,314             0.0%
                  SmartGroup Corp., Ltd.                                               15,045      72,677             0.0%
#                 SMS Management & Technology, Ltd.                                   219,206     262,555             0.0%
                  Sonic Healthcare, Ltd.                                              369,230   6,103,876             0.0%
                  South32, Ltd.                                                     4,342,633   8,999,224             0.1%
                  South32, Ltd. ADR                                                   476,677   4,928,840             0.0%
                  Southern Cross Media Group, Ltd.                                  2,841,609   2,746,458             0.0%
                  Spark Infrastructure Group                                        3,299,052   6,151,619             0.0%
*                 Specialty Fashion Group, Ltd.                                        67,582      27,244             0.0%
                  SpeedCast International, Ltd.                                       108,294     308,211             0.0%
                  Spotless Group Holdings, Ltd.                                     1,264,953   1,022,014             0.0%
*                 St Barbara, Ltd.                                                  1,057,408   2,167,374             0.0%
                  Star Entertainment Grp, Ltd. (The)                                2,580,813  10,749,694             0.1%
                  Steadfast Group, Ltd.                                             1,767,042   3,592,933             0.0%
                  Suncorp Group, Ltd.                                               1,325,197  13,660,979             0.1%
#*                Sundance Energy Australia, Ltd.                                   4,585,045     342,346             0.0%
                  Sunland Group, Ltd.                                                 359,305     464,804             0.0%
#                 Super Retail Group, Ltd.                                            448,456   3,167,279             0.0%
                  Sydney Airport                                                      513,281   2,651,035             0.0%
#*                Syrah Resources, Ltd.                                               169,220     288,449             0.0%
                  Tabcorp Holdings, Ltd.                                            2,315,827   8,227,617             0.1%
                  Tassal Group, Ltd.                                                  800,674   2,673,106             0.0%
                  Tatts Group, Ltd.                                                 3,092,951   9,950,093             0.1%
                  Technology One, Ltd.                                                705,971   2,884,063             0.0%
                  Telstra Corp., Ltd.                                               1,018,552   3,218,186             0.0%
                  Telstra Corp., Ltd. ADR                                              35,561     562,219             0.0%
#*                Ten Network Holdings, Ltd.                                          866,749     175,380             0.0%
                  Thorn Group, Ltd.                                                   523,606     503,523             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                                     SHARES      VALUE++     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
AUSTRALIA -- (Continued)
*                 Tiger Resources, Ltd.                                             1,677,917 $       61,565             0.0%
                  Tox Free Solutions, Ltd.                                            555,497        918,936             0.0%
#                 TPG Telecom, Ltd.                                                   466,084      2,056,426             0.0%
                  Transurban Group                                                    840,917      7,682,525             0.1%
                  Treasury Wine Estates, Ltd.                                       1,968,261     17,671,752             0.1%
#*                Troy Resources, Ltd.                                              1,614,217        158,755             0.0%
                  Villa World, Ltd.                                                    67,616        117,456             0.0%
#                 Village Roadshow, Ltd.                                              291,821        792,659             0.0%
#*                Virgin Australia Holdings, Ltd.                                   2,917,454        404,475             0.0%
#                 Virtus Health, Ltd.                                                 356,891      1,556,035             0.0%
#                 Vita Group, Ltd.                                                    122,672        208,779             0.0%
#                 Vocus Group, Ltd.                                                 1,369,693      3,452,935             0.0%
*                 Watpac, Ltd.                                                        439,742        241,614             0.0%
                  Webjet, Ltd.                                                        185,736      1,581,266             0.0%
                  Wesfarmers, Ltd.                                                    345,427     11,119,127             0.1%
#*                Western Areas, Ltd.                                                 758,943      1,259,583             0.0%
#*                Westgold Resources, Ltd.                                            400,467        585,669             0.0%
#                 Westpac Banking Corp.                                             2,102,187     55,108,322             0.3%
#                 Westpac Banking Corp. Sponsored ADR                                 258,942      6,823,122             0.1%
#*                Whitehaven Coal, Ltd.                                             2,246,206      4,594,683             0.0%
                  Woodside Petroleum, Ltd.                                          1,356,672     32,657,088             0.2%
                  Woolworths, Ltd.                                                    646,223     12,990,155             0.1%
#*                WorleyParsons, Ltd.                                                 920,253      7,773,263             0.1%
                  WPP AUNZ, Ltd.                                                    1,091,179        951,653             0.0%
                                                                                              -------------- ---------------
TOTAL AUSTRALIA                                                                                1,238,490,358             5.9%
                                                                                              -------------- ---------------
AUSTRIA -- (0.6%)
                  Agrana Beteiligungs AG                                                3,841        404,029             0.0%
#                 ANDRITZ AG                                                          133,318      7,366,769             0.1%
                  Atrium European Real Estate, Ltd.                                   295,875      1,246,006             0.0%
#                 Austria Technologie & Systemtechnik AG                               74,757        807,694             0.0%
                  BUWOG AG                                                            275,855      7,449,757             0.1%
                  CA Immobilien Anlagen AG                                            217,234      4,757,301             0.0%
#                 DO & CO AG                                                            9,033        609,636             0.0%
                  Erste Group Bank AG                                                 523,068     18,727,821             0.1%
                  EVN AG                                                               71,240        943,526             0.0%
*                 FACC AG                                                               1,629         12,359             0.0%
                  Flughafen Wien AG                                                     6,781        246,162             0.0%
#                 IMMOFINANZ AG                                                     1,844,922      3,835,186             0.0%
                  Kapsch TrafficCom AG                                                 13,852        678,882             0.0%
#                 Lenzing AG                                                           24,829      4,628,878             0.0%
#                 Mayr Melnhof Karton AG                                               17,801      2,154,090             0.0%
#                 Oberbank AG                                                           2,814        223,253             0.0%
#                 Oesterreichische Post AG                                             78,402      3,325,833             0.0%
                  OMV AG                                                              380,153     17,510,267             0.1%
                  Palfinger AG                                                         15,252        622,451             0.0%
                  POLYTEC Holding AG                                                   44,982        785,421             0.0%
                  Porr Ag                                                              17,249        616,864             0.0%
*                 Raiffeisen Bank International AG                                    536,366     12,227,115             0.1%
                  RHI AG                                                               53,071      1,545,211             0.0%
#                 Rosenbauer International AG                                           2,516        146,471             0.0%
                  S IMMO AG                                                           137,245      1,793,787             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
AUSTRIA -- (Continued)
#                 Schoeller-Bleckmann Oilfield Equipment AG                          15,903 $  1,110,245             0.0%
#                 Semperit AG Holding                                                34,926      931,988             0.0%
                  Strabag SE                                                         57,984    2,371,336             0.0%
                  Telekom Austria AG                                                358,186    2,513,735             0.0%
                  Telekom Austria AG ADR                                              4,200       58,737             0.0%
                  UBM Development AG                                                     80        2,993             0.0%
                  UNIQA Insurance Group AG                                          494,770    4,128,679             0.0%
                  Verbund AG                                                        153,239    2,544,064             0.0%
#                 Vienna Insurance Group AG Wiener Versicherung Gruppe              137,034    3,554,745             0.0%
                  Voestalpine AG                                                    332,891   13,878,007             0.1%
                  Wienerberger AG                                                   299,889    7,021,094             0.0%
                  Wolford AG                                                          1,281       26,903             0.0%
                  Zumtobel Group AG                                                  72,302    1,505,585             0.0%
                                                                                            ------------ ---------------
TOTAL AUSTRIA                                                                                132,312,880             0.6%
                                                                                            ------------ ---------------
BELGIUM -- (1.2%)
#*                Ablynx NV                                                          40,502      476,437             0.0%
                  Ackermans & van Haaren NV                                          79,991   13,091,911             0.1%
                  Ageas                                                             624,460   25,569,033             0.1%
*                 AGFA-Gevaert NV                                                   836,170    4,244,787             0.0%
                  Anheuser-Busch InBev SA/NV                                        235,917   26,604,437             0.1%
#                 Anheuser-Busch InBev SA/NV Sponsored ADR                           59,509    6,738,799             0.1%
                  Atenor                                                                 43        2,296             0.0%
                  Banque Nationale de Belgique                                          298      975,452             0.0%
                  Barco NV                                                           42,607    4,197,227             0.0%
                  Bekaert SA                                                        166,444    8,377,892             0.1%
                  bpost SA                                                          277,767    6,657,498             0.1%
#*                Celyad SA                                                          23,079      738,384             0.0%
*                 Celyad SA Sponsored ADR                                               600       19,800             0.0%
                  Cie d'Entreprises CFE                                              28,160    4,104,070             0.0%
#*                Cie Immobiliere de Belgique SA                                      3,569      225,416             0.0%
                  Colruyt SA                                                        216,766   11,138,760             0.1%
                  D'ieteren SA                                                       99,768    4,867,682             0.0%
                  Deceuninck NV                                                     205,467      622,678             0.0%
                  Econocom Group SA                                                 211,330    3,398,337             0.0%
                  Elia System Operator SA                                            65,863    3,493,453             0.0%
*                 Euronav NV                                                         58,621      463,106             0.0%
                  Euronav NV                                                        290,635    2,307,033             0.0%
                  EVS Broadcast Equipment SA                                         35,549    1,431,753             0.0%
                  Exmar NV                                                          118,913      763,721             0.0%
#*                Fagron                                                            107,744    1,422,006             0.0%
*                 Galapagos NV                                                      108,604    9,514,634             0.1%
                  Gimv NV                                                             8,212      501,103             0.0%
                  Ion Beam Applications                                              50,748    3,012,241             0.0%
                  Jensen-Group NV                                                     2,617      125,240             0.0%
                  KBC Group NV                                                      311,308   22,497,254             0.1%
                  Kinepolis Group NV                                                 55,209    3,187,774             0.0%
                  Lotus Bakeries                                                        234      588,623             0.0%
#*                MDxHealth                                                          43,083      248,645             0.0%
                  Melexis NV                                                         44,779    3,732,956             0.0%
#*                Nyrstar NV                                                        362,877    2,053,982             0.0%
                  Ontex Group NV                                                    186,808    6,232,864             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
BELGIUM -- (Continued)
*                 Orange Belgium SA                                                   143,950 $  3,002,711             0.0%
                  Picanol                                                               2,465      240,268             0.0%
#                 Proximus SADP                                                       370,331   11,326,176             0.1%
                  RealDolmen                                                            1,807       50,420             0.0%
                  Recticel SA                                                         171,609    1,429,348             0.0%
#                 Resilux                                                               1,911      322,182             0.0%
                  Roularta Media Group NV                                               5,234      154,800             0.0%
*                 Sapec                                                                   266       48,663             0.0%
                  Sioen Industries NV                                                  31,829    1,060,310             0.0%
                  Sipef SA                                                             12,111      840,013             0.0%
                  Solvay SA                                                           202,479   25,753,507             0.1%
#*                Telenet Group Holding NV                                             72,800    4,423,381             0.0%
*                 Tessenderlo Chemie NV                                               146,726    6,022,250             0.0%
*                 ThromboGenics NV                                                     52,806      179,787             0.0%
#                 UCB SA                                                              181,190   14,141,693             0.1%
#                 Umicore SA                                                          296,715   17,383,688             0.1%
#                 Van de Velde NV                                                      17,931      984,933             0.0%
*                 Viohalco SA                                                         172,079      334,816             0.0%
                                                                                              ------------ ---------------
TOTAL BELGIUM                                                                                  271,326,230             1.3%
                                                                                              ------------ ---------------
CANADA -- (7.7%)
*                 5N Plus, Inc.                                                       163,492      233,551             0.0%
                  Absolute Software Corp.                                             115,163      651,301             0.0%
                  Acadian Timber Corp.                                                 24,884      329,405             0.0%
*                 Advantage Oil & Gas, Ltd.                                           937,444    5,899,157             0.0%
                  Aecon Group, Inc.                                                   291,623    3,458,757             0.0%
#*                Africa Oil Corp.                                                     19,895       30,898             0.0%
#                 Ag Growth International, Inc.                                        31,376    1,274,072             0.0%
#                 AGF Management, Ltd. Class B                                        410,463    2,050,736             0.0%
                  Agnico Eagle Mines, Ltd.(008474108)                                  47,651    2,279,147             0.0%
                  Agnico Eagle Mines, Ltd.(2009823)                                   144,687    6,916,107             0.1%
                  Agrium, Inc.(008916108)                                             115,500   10,848,915             0.1%
                  Agrium, Inc.(2213538)                                                87,992    8,258,698             0.1%
#                 AGT Food & Ingredients, Inc.                                        145,818    3,368,112             0.0%
                  Aimia, Inc.                                                         362,777    2,429,055             0.0%
*                 Air Canada                                                          194,180    1,847,843             0.0%
#                 AirBoss of America Corp.                                             40,400      366,990             0.0%
                  AKITA Drilling, Ltd. Class A                                         11,400       72,657             0.0%
#*                Alacer Gold Corp.                                                 1,149,998    1,819,710             0.0%
#                 Alamos Gold, Inc. Class A(011532108)                                371,373    2,659,030             0.0%
                  Alamos Gold, Inc. Class A(BZ3DNP6)                                  952,821    6,819,579             0.1%
#                 Alaris Royalty Corp.                                                139,030    2,217,269             0.0%
                  Algoma Central Corp.                                                 11,860      107,909             0.0%
                  Algonquin Power & Utilities Corp.                                   617,513    5,849,195             0.0%
                  Alimentation Couche-Tard, Inc. Class B                              225,059   10,350,686             0.1%
                  AltaGas, Ltd.                                                       469,004   10,510,115             0.1%
                  Alterra Power Corp.                                                  42,500      147,575             0.0%
#                 Altius Minerals Corp.                                               120,826    1,068,364             0.0%
                  Altus Group, Ltd.                                                    74,297    1,676,384             0.0%
*                 Amaya, Inc.(BT8J595)                                                 38,615      685,992             0.0%
*                 Amaya, Inc.(02314M108)                                                9,318      165,860             0.0%
*                 Americas Silver Corp.                                                19,558       57,312             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
CANADA -- (Continued)
                  Andrew Peller, Ltd. Class A                                          20,169 $   161,346             0.0%
#                 ARC Resources, Ltd.                                                 826,317  10,847,662             0.1%
#*                Argonaut Gold, Inc.                                                 939,142   1,513,580             0.0%
#*                Asanko Gold, Inc.                                                   445,833   1,081,065             0.0%
                  Atco, Ltd. Class I                                                   97,768   3,557,479             0.0%
#*                Athabasca Oil Corp.                                               1,644,261   1,662,269             0.0%
*                 ATS Automation Tooling Systems, Inc.                                229,067   2,184,867             0.0%
*                 AuRico Metals, Inc.(05157J108)                                       90,574      72,795             0.0%
#*                AuRico Metals, Inc.(BYR52G5)                                        273,846     222,680             0.0%
#                 AutoCanada, Inc.                                                    135,594   2,332,330             0.0%
#*                Avigilon Corp.                                                      153,206   1,806,979             0.0%
*                 B2Gold Corp.                                                      4,046,853  10,168,644             0.1%
#                 Badger Daylighting, Ltd.                                            103,606   2,465,201             0.0%
#*                Ballard Power Systems, Inc.                                         105,705     346,142             0.0%
#                 Bank of Montreal(2076009)                                           285,012  20,181,869             0.1%
                  Bank of Montreal(063671101)                                         512,923  36,340,595             0.2%
#                 Bank of Nova Scotia (The)(064149107)                                943,453  52,484,290             0.3%
                  Bank of Nova Scotia (The)(2076281)                                  262,275  14,579,264             0.1%
*                 Banro Corp.                                                          36,100       4,364             0.0%
                  Barrick Gold Corp.(067901108)                                       384,680   6,431,850             0.0%
                  Barrick Gold Corp.(2024644)                                         212,397   3,550,712             0.0%
#*                Baytex Energy Corp.(07317Q105)                                      112,294     339,128             0.0%
#*                Baytex Energy Corp.(B4VGVM3)                                        996,578   3,015,177             0.0%
                  BCE, Inc.(B188TH2)                                                   98,063   4,464,756             0.0%
                  BCE, Inc.(05534B760)                                                 18,939     863,050             0.0%
#*                Bellatrix Exploration, Ltd.                                       1,170,167     874,378             0.0%
                  Birchcliff Energy, Ltd.                                             802,818   4,122,746             0.0%
#                 Bird Construction, Inc.                                             164,403   1,147,768             0.0%
#                 Black Diamond Group, Ltd.                                           138,653     393,090             0.0%
#*                BlackBerry, Ltd.(09228F103)                                       1,125,339  10,510,666             0.1%
*                 BlackBerry, Ltd.(BCBHZ31)                                            46,355     432,970             0.0%
*                 BlackPearl Resources, Inc.                                        1,759,118   1,559,308             0.0%
                  BMTC Group, Inc.                                                      1,600      14,909             0.0%
*                 Bombardier, Inc. Class A                                            231,890     373,728             0.0%
#*                Bombardier, Inc. Class B                                          2,625,600   4,058,471             0.0%
                  Bonavista Energy Corp.                                            1,124,338   2,363,906             0.0%
#                 Bonterra Energy Corp.                                               144,654   2,051,574             0.0%
                  Boralex, Inc. Class A                                               170,665   2,611,766             0.0%
                  Brookfield Asset Management, Inc. Class A(112585104)                 10,002     369,574             0.0%
                  Brookfield Asset Management, Inc. Class A(2092599)                  207,097   7,655,481             0.1%
                  Brookfield Real Estate Services, Inc.                                 1,400      16,605             0.0%
*                 BRP, Inc.                                                           111,940   2,646,279             0.0%
*                 BSM Technologies, Inc.                                                9,300      10,764             0.0%
                  CAE, Inc.(2162760)                                                  236,115   3,606,460             0.0%
                  CAE, Inc.(124765108)                                                139,898   2,136,242             0.0%
                  Caledonia Mining Corp. P.L.C.                                         8,300      11,066             0.0%
#*                Calfrac Well Services, Ltd.                                         498,163   1,266,346             0.0%
                  Calian Group, Ltd.                                                    8,077     160,647             0.0%
#                 Callidus Capital Corp.                                               70,049     881,097             0.0%
                  Cameco Corp.(13321L108)                                             353,056   3,385,807             0.0%
#                 Cameco Corp.(2166160)                                               669,155   6,416,790             0.0%
*                 Canaccord Genuity Group, Inc.                                       642,119   2,394,333             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
CANADA -- (Continued)
#*                Canacol Energy, Ltd.                                                575,926 $ 1,721,387             0.0%
                  Canadian Energy Services & Technology Corp.                         362,220   1,711,526             0.0%
#                 Canadian Imperial Bank of Commerce(136069101)                       130,160  10,520,833             0.1%
                  Canadian Imperial Bank of Commerce(2170525)                          95,310   7,697,833             0.1%
                  Canadian National Railway Co.(136375102)                             80,712   5,834,670             0.0%
                  Canadian National Railway Co.(2180632)                              105,500   7,625,864             0.1%
                  Canadian Natural Resources, Ltd.(136385101)                         499,730  15,926,395             0.1%
                  Canadian Natural Resources, Ltd.(2171573)                           178,126   5,673,725             0.0%
                  Canadian Pacific Railway, Ltd.(2793115)                              50,372   7,718,258             0.1%
                  Canadian Pacific Railway, Ltd.(13645T100)                             1,271     194,781             0.0%
                  Canadian Tire Corp., Ltd. Class A                                   110,915  13,536,822             0.1%
                  Canadian Utilities, Ltd. Class A                                     65,464   1,887,117             0.0%
#                 Canadian Western Bank                                               513,858  10,099,857             0.1%
#                 Canam Group, Inc.                                                   138,772   1,237,211             0.0%
*                 Canfor Corp.                                                        360,730   5,417,358             0.0%
                  Canfor Pulp Products, Inc.                                          147,860   1,281,406             0.0%
#                 CanWel Building Materials Group, Ltd.                               137,150     594,797             0.0%
*                 Canyon Services Group, Inc.                                         345,158   1,600,564             0.0%
                  Capital Power Corp.                                                 233,369   4,253,486             0.0%
#*                Capstone Mining Corp.                                             2,120,114   1,646,329             0.0%
#                 Cardinal Energy, Ltd.                                                35,100     165,080             0.0%
#                 Cargojet, Inc.                                                        7,533     238,950             0.0%
                  Cascades, Inc.                                                      309,943   3,732,803             0.0%
                  CCL Industries, Inc. Class B                                         41,300   9,560,675             0.1%
*                 Celestica, Inc.(2263362)                                            111,194   1,584,355             0.0%
*                 Celestica, Inc.(15101Q108)                                          390,560   5,565,480             0.0%
                  Cenovus Energy, Inc.(15135U109)                                     901,966   9,001,621             0.1%
                  Cenovus Energy, Inc.(B57FG04)                                       132,772   1,323,781             0.0%
                  Centerra Gold, Inc.                                                 946,518   4,888,430             0.0%
#*                Cequence Energy, Ltd.                                               872,690     156,631             0.0%
#                 Cervus Equipment Corp.                                               30,171     272,082             0.0%
*                 CGI Group, Inc. Class A(2159740)                                    127,986   6,176,856             0.0%
*                 CGI Group, Inc. Class A(39945C109)                                   60,019   2,897,117             0.0%
                  Chartwell Retirement Residences                                      28,431     323,664             0.0%
#                 Chesswood Group, Ltd.                                                10,400     104,834             0.0%
#*                China Gold International Resources Corp., Ltd.                      951,096   1,414,399             0.0%
*                 Chinook Energy, Inc.                                                102,170      25,822             0.0%
                  CI Financial Corp.                                                  394,140   7,709,269             0.1%
#                 Cineplex, Inc.                                                      207,799   8,179,217             0.1%
                  Clairvest Group, Inc.                                                   516      13,041             0.0%
#                 Clarke, Inc.                                                          2,300      18,534             0.0%
                  Clearwater Seafoods, Inc.                                            35,780     277,318             0.0%
#                 Cogeco Communications, Inc.                                         136,863   7,831,485             0.1%
                  Cogeco, Inc.                                                         40,982   2,051,727             0.0%
#*                Colabor Group, Inc.                                                  14,200      10,403             0.0%
                  Colliers International Group, Inc.(194693107)                        49,401   2,413,239             0.0%
                  Colliers International Group, Inc.(BYL7SB4)                          13,106     641,738             0.0%
#                 Computer Modelling Group, Ltd.                                      229,427   1,815,180             0.0%
#                 Concordia International Corp.                                        41,720      52,567             0.0%
                  Constellation Software, Inc.                                         20,424   9,341,281             0.1%
#*                Continental Gold, Inc.                                              439,117     990,792             0.0%
#*                Copper Mountain Mining Corp.                                        540,415     356,305             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
CANADA -- (Continued)
                  Corby Spirit and Wine, Ltd.                                          23,485 $   382,800             0.0%
*                 Corridor Resources, Inc.                                             12,500       4,029             0.0%
                  Corus Entertainment, Inc. Class B                                   397,742   3,904,430             0.0%
                  Cott Corp.(22163N106)                                               328,963   4,332,443             0.0%
#                 Cott Corp.(2228952)                                                 183,186   2,410,183             0.0%
#                 Crescent Point Energy Corp.(B67C8W8)                                185,017   1,831,125             0.0%
                  Crescent Point Energy Corp.(22576C101)                              501,959   4,974,412             0.0%
*                 Crew Energy, Inc.                                                   854,533   2,572,895             0.0%
*                 CRH Medical Corp.                                                   204,440   1,202,632             0.0%
#*                Dalradian Resources, Inc.                                            59,800      53,884             0.0%
#*                Delphi Energy Corp.                                                 980,403     962,412             0.0%
#*                Denison Mines Corp.                                               2,673,177   1,370,810             0.0%
*                 Descartes Systems Group, Inc. (The)(2141941)                         67,229   1,551,382             0.0%
*                 Descartes Systems Group, Inc. (The)(249906108)                        8,468     196,034             0.0%
*                 Detour Gold Corp.                                                   590,669   7,464,225             0.1%
                  DH Corp.                                                            202,957   3,775,011             0.0%
                  DHX Media, Ltd.(BRF12P5)                                             25,400     104,760             0.0%
                  DHX Media, Ltd.(BRF12N3)                                            173,638     731,415             0.0%
*                 DIRTT Environmental Solutions                                        76,732     372,123             0.0%
                  Dollarama, Inc.                                                      84,324   7,381,941             0.1%
                  Dominion Diamond Corp.(257287102)                                   212,839   2,588,122             0.0%
                  Dominion Diamond Corp.(B95LX89)                                     146,511   1,780,607             0.0%
                  Dorel Industries, Inc. Class B                                      139,564   3,353,503             0.0%
*                 Dundee Precious Metals, Inc.                                        624,567   1,249,088             0.0%
                  E-L Financial Corp., Ltd.                                                88      52,669             0.0%
#*                Eastern Platinum, Ltd.                                              110,863      24,771             0.0%
#*                Eastmain Resources, Inc.                                            103,500      36,394             0.0%
                  Echelon Financial Holdings, Inc.                                        900       8,202             0.0%
                  ECN Capital Corp.                                                   488,968   1,332,523             0.0%
#                 Eldorado Gold Corp.(284902103)                                      214,595     785,418             0.0%
                  Eldorado Gold Corp.(2307873)                                      2,284,287   8,350,311             0.1%
#                 Element Fleet Management Corp.                                    1,022,236   8,978,872             0.1%
#                 Emera, Inc.                                                          40,782   1,411,633             0.0%
                  Empire Co., Ltd. Class A                                            570,741   8,792,852             0.1%
#                 Enbridge Income Fund Holdings, Inc.                                 355,781   8,731,302             0.1%
                  Enbridge, Inc.(29250N105)                                           311,109  12,895,468             0.1%
                  Enbridge, Inc.(2466149)                                             112,656   4,669,482             0.0%
                  Encana Corp.(2793193)                                                90,600     969,683             0.0%
                  Encana Corp.(292505104)                                             926,267   9,911,057             0.1%
*                 Endeavour Mining Corp.                                              275,273   4,541,336             0.0%
                  Enercare, Inc.                                                      341,099   5,417,403             0.0%
                  Enerflex, Ltd.                                                      330,314   4,655,684             0.0%
#*                Energy Fuels, Inc.                                                  188,770     329,126             0.0%
                  Enerplus Corp.(292766102)                                           311,650   2,246,997             0.0%
                  Enerplus Corp.(B584T89)                                             358,895   2,589,734             0.0%
                  Enghouse Systems, Ltd.                                               56,992   2,498,788             0.0%
                  Ensign Energy Services, Inc.                                        592,678   3,295,430             0.0%
#*                Epsilon Energy, Ltd.                                                161,419     370,127             0.0%
#                 Equitable Group, Inc.                                                50,345   1,345,803             0.0%
*                 Equity Financial Holdings, Inc.                                         100         571             0.0%
*                 Essential Energy Services Trust                                     790,850     353,407             0.0%
                  Evertz Technologies, Ltd.                                            78,526     972,191             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
CANADA -- (Continued)
#                 Exchange Income Corp.                                               102,091 $ 2,621,362             0.0%
                  Exco Technologies, Ltd.                                              97,952     812,290             0.0%
*                 EXFO, Inc.                                                              198         912             0.0%
#                 Extendicare, Inc.                                                   275,297   2,014,737             0.0%
                  Fairfax Financial Holdings, Ltd.                                     34,414  15,731,538             0.1%
                  Fiera Capital Corp.                                                 108,431   1,131,136             0.0%
                  Finning International, Inc.                                         547,094  10,404,425             0.1%
#                 Firm Capital Mortgage Investment Corp.                               78,502     749,911             0.0%
                  First Capital Realty, Inc.                                          182,864   2,657,794             0.0%
#*                First Majestic Silver Corp.(32076V103)                              127,578   1,037,209             0.0%
#*                First Majestic Silver Corp.(2833583)                                210,058   1,708,101             0.0%
#                 First National Financial Corp.                                       40,735     686,651             0.0%
#                 First Quantum Minerals, Ltd.                                      1,744,608  16,627,487             0.1%
                  FirstService Corp.(33767E103)                                        59,458   3,694,126             0.0%
                  FirstService Corp.(BYL7ZF7)                                          13,106     815,615             0.0%
                  Fortis, Inc.                                                        206,728   6,727,122             0.1%
*                 Fortress Paper, Ltd. Class A                                         14,264      80,461             0.0%
*                 Fortuna Silver Mines, Inc.                                          362,215   1,663,740             0.0%
                  Franco-Nevada Corp.                                                  36,170   2,463,900             0.0%
#                 Freehold Royalties, Ltd.                                            297,293   2,953,220             0.0%
#                 Gamehost, Inc.                                                       43,880     332,704             0.0%
#                 Genworth MI Canada, Inc.                                            244,848   6,080,618             0.0%
                  George Weston, Ltd.                                                  81,255   7,297,206             0.1%
                  Gibson Energy, Inc.                                                 304,265   4,125,816             0.0%
#                 Gildan Activewear, Inc.(375916103)                                   85,280   2,391,251             0.0%
                  Gildan Activewear, Inc.(2254645)                                    163,400   4,581,018             0.0%
*                 Glacier Media, Inc.                                                  28,375      13,511             0.0%
                  Gluskin Sheff + Associates, Inc.                                    140,999   1,753,901             0.0%
*                 GMP Capital, Inc.                                                   195,523     488,432             0.0%
                  goeasy, Ltd.                                                          3,400      79,131             0.0%
                  Goldcorp, Inc.(380956409)                                         1,019,806  14,236,492             0.1%
                  Goldcorp, Inc.(2676302)                                             282,925   3,942,151             0.0%
#*                Golden Star Resources, Ltd.                                         787,414     565,302             0.0%
#*                Gran Tierra Energy, Inc.(38500T101)                                  49,235     124,072             0.0%
*                 Gran Tierra Energy, Inc.(B2PPCS5)                                 1,735,822   4,374,366             0.0%
#                 Granite Oil Corp.                                                   161,425     610,199             0.0%
*                 Great Canadian Gaming Corp.                                         150,441   2,685,797             0.0%
#*                Great Panther Silver, Ltd.                                           98,337     123,187             0.0%
                  Great-West Lifeco, Inc.                                             163,100   4,387,409             0.0%
*                 Heroux-Devtek, Inc.                                                  88,470     780,322             0.0%
#                 High Liner Foods, Inc.                                              111,190   1,539,497             0.0%
*                 HNZ Group, Inc.                                                       6,940      69,601             0.0%
#                 Home Capital Group, Inc.                                            310,020   1,825,985             0.0%
#                 Horizon North Logistics, Inc.                                       411,115     508,981             0.0%
                  HudBay Minerals, Inc.(B05BQ98)                                       59,151     351,948             0.0%
                  HudBay Minerals, Inc.(B05BDX1)                                    1,262,889   7,540,050             0.1%
#                 Hudson's Bay Co.                                                    249,611   2,282,074             0.0%
*                 Husky Energy, Inc.                                                  555,684   6,415,574             0.0%
                  Hydro One, Ltd.                                                      91,944   1,619,233             0.0%
*                 IAMGOLD Corp.(450913108)                                            208,317     862,432             0.0%
*                 IAMGOLD Corp.(2446646)                                            1,952,769   8,068,288             0.1%
                  IGM Financial, Inc.                                                  83,880   2,519,995             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
CANADA -- (Continued)
#*                Imperial Metals Corp.                                               117,619 $   523,019             0.0%
                  Imperial Oil, Ltd.(2454241)                                          36,503   1,061,891             0.0%
                  Imperial Oil, Ltd.(453038408)                                       208,526   6,061,851             0.0%
*                 Indigo Books & Music, Inc.                                            5,523      64,736             0.0%
                  Industrial Alliance Insurance & Financial Services, Inc.            335,463  14,152,825             0.1%
                  Information Services Corp.                                            3,900      53,255             0.0%
                  Innergex Renewable Energy, Inc.                                     341,186   3,484,219             0.0%
                  Intact Financial Corp.                                               83,412   5,713,971             0.0%
                  Inter Pipeline, Ltd.                                                271,748   5,536,289             0.0%
*                 Interfor Corp.                                                      346,068   5,110,971             0.0%
#*                International Petroleum Corp.                                        62,671     227,837             0.0%
                  Intertape Polymer Group, Inc.                                       149,234   2,634,731             0.0%
*                 Ivanhoe Mines, Ltd. Class A                                       1,407,151   4,937,734             0.0%
                  Jean Coutu Group PJC, Inc. (The) Class A                            187,128   3,062,481             0.0%
                  Just Energy Group, Inc.(B693818)                                      6,432      39,300             0.0%
                  Just Energy Group, Inc.(B63MCN1)                                    293,294   1,791,928             0.0%
                  K-Bro Linen, Inc.                                                    19,707     569,533             0.0%
*                 Kelt Exploration, Ltd.                                              546,003   2,687,916             0.0%
                  Keyera Corp.                                                        274,804   7,605,652             0.1%
*                 Kinaxis, Inc.                                                        10,592     635,109             0.0%
*                 Kingsway Financial Services, Inc.                                    14,675      82,134             0.0%
*                 Kinross Gold Corp.(496902404)                                        52,598     183,567             0.0%
*                 Kinross Gold Corp.(B03Z841)                                       4,754,632  16,544,817             0.1%
*                 Kirkland Lake Gold, Ltd.                                            435,867   3,017,430             0.0%
*                 Klondex Mines, Ltd.                                                 831,598   2,972,930             0.0%
*                 Knight Therapeutics, Inc.                                           420,745   3,270,286             0.0%
                  KP Tissue, Inc.                                                         900      10,430             0.0%
#                 Labrador Iron Ore Royalty Corp.                                     219,846   2,855,478             0.0%
                  Laurentian Bank of Canada                                           200,075   8,184,453             0.1%
                  Leon's Furniture, Ltd.                                               56,294     699,835             0.0%
                  Linamar Corp.                                                       257,290  10,939,608             0.1%
#                 Liquor Stores N.A., Ltd.                                            186,060   1,371,205             0.0%
                  Loblaw Cos., Ltd.                                                    99,529   5,585,795             0.0%
                  Lucara Diamond Corp.                                                961,871   2,219,621             0.0%
*                 Lundin Gold, Inc.                                                    14,800      63,968             0.0%
                  Lundin Mining Corp.                                               2,105,673  11,229,845             0.1%
#                 MacDonald Dettwiler & Associates, Ltd.                               95,615   4,721,037             0.0%
                  Magellan Aerospace Corp.                                             77,488   1,163,697             0.0%
                  Magna International, Inc.(2554475)                                  310,950  12,988,806             0.1%
                  Magna International, Inc.(559222401)                                302,631  12,640,897             0.1%
#*                Mainstreet Equity Corp.                                              17,882     483,255             0.0%
*                 Major Drilling Group International, Inc.                            342,826   1,901,171             0.0%
                  Mandalay Resources Corp.                                          1,138,580     475,434             0.0%
                  Manulife Financial Corp.(56501R106)                               1,158,173  20,325,936             0.1%
                  Manulife Financial Corp.(2492519)                                   537,959   9,434,628             0.1%
                  Maple Leaf Foods, Inc.                                              299,943   7,508,188             0.1%
                  Martinrea International, Inc.                                       453,560   3,462,214             0.0%
*                 Maxim Power Corp.                                                    24,537      49,432             0.0%
#                 Mediagrif Interactive Technologies, Inc.                              1,100      12,450             0.0%
#                 Medical Facilities Corp.                                            134,234   1,599,932             0.0%
#*                MEG Energy Corp.                                                    788,801   3,571,144             0.0%
                  Melcor Developments, Ltd.                                             2,962      35,543             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
CANADA -- (Continued)
*                 Merus Labs International, Inc.                                      230,308 $   178,841             0.0%
                  Methanex Corp.(2654416)                                             123,400   5,670,768             0.0%
                  Methanex Corp.(59151K108)                                            99,251   4,555,621             0.0%
                  Metro, Inc.                                                         429,261  14,710,692             0.1%
*                 Midas Gold Corp.                                                     77,803      44,457             0.0%
*                 Mitel Networks Corp.                                                394,182   2,786,603             0.0%
                  Morguard Corp.                                                          745     105,328             0.0%
#                 Morneau Shepell, Inc.                                               198,640   2,932,197             0.0%
                  MTY Food Group, Inc.                                                 34,123   1,171,888             0.0%
                  Mullen Group, Ltd.                                                  391,958   4,298,459             0.0%
                  National Bank of Canada                                             658,065  25,574,410             0.1%
                  Nevsun Resources, Ltd.                                            1,166,483   2,589,241             0.0%
                  New Flyer Industries, Inc.                                          122,224   4,553,013             0.0%
*                 New Gold, Inc.                                                    2,026,556   5,745,410             0.0%
#*                Newalta Corp.                                                       369,521     554,938             0.0%
                  Norbord, Inc.(2641441)                                               89,592   2,773,638             0.0%
                  Norbord, Inc.(65548P403)                                              2,770      86,064             0.0%
                  North American Energy Partners, Inc.(B1HTYS2)                        24,276     115,951             0.0%
#                 North American Energy Partners, Inc.(656844107)                       6,310      29,973             0.0%
                  North West Co., Inc. (The)                                          149,259   3,520,853             0.0%
#                 Northern Blizzard Resources, Inc.                                   158,686     392,922             0.0%
#*                Northern Dynasty Minerals, Ltd.                                      47,400      75,351             0.0%
#                 Northland Power, Inc.                                               282,933   5,001,409             0.0%
*                 Novelion Therapeutics, Inc.                                          11,936     121,540             0.0%
*                 NuVista Energy, Ltd.                                                901,179   4,060,108             0.0%
                  OceanaGold Corp.                                                  2,569,902   8,377,762             0.1%
                  Onex Corp.                                                           81,487   5,879,385             0.0%
                  Open Text Corp.                                                     190,000   6,587,817             0.0%
*                 Orbite Technologies, Inc.                                           174,500      30,041             0.0%
                  Osisko Gold Royalties, Ltd.                                         459,056   4,889,691             0.0%
#*                Painted Pony Petroleum, Ltd.                                        482,928   1,768,902             0.0%
#                 Pan American Silver Corp.(697900108)                                377,055   6,323,212             0.0%
                  Pan American Silver Corp.(2669272)                                  236,703   3,969,187             0.0%
#*                Paramount Resources, Ltd. Class A                                   156,553   1,997,839             0.0%
*                 Parex Resources, Inc.                                               325,514   4,041,949             0.0%
#                 Parkland Fuel Corp.                                                 206,811   4,499,679             0.0%
                  Pason Systems, Inc.                                                 135,033   2,005,142             0.0%
                  Pembina Pipeline Corp.(B4PPQG5)                                      72,307   2,305,147             0.0%
                  Pembina Pipeline Corp.(B4PT2P8)                                      86,287   2,749,706             0.0%
#*                Pengrowth Energy Corp.                                            3,418,748   3,280,876             0.0%
*                 Penn West Petroleum, Ltd.(707887105)                                156,120     232,619             0.0%
#*                Penn West Petroleum, Ltd.(B63FY34)                                2,230,347   3,349,483             0.0%
*                 Perpetual Energy, Inc.                                               36,559      43,119             0.0%
#                 Peyto Exploration & Development Corp.                               179,448   3,265,435             0.0%
*                 PHX Energy Services Corp.                                           104,742     244,773             0.0%
*                 Pilot Gold, Inc.                                                     19,500       7,071             0.0%
#*                Pine Cliff Energy, Ltd.                                             203,700     110,427             0.0%
#                 Pizza Pizza Royalty Corp.                                            91,991   1,197,524             0.0%
*                 Platinum Group Metals, Ltd.                                          31,563      37,920             0.0%
*                 Points International, Ltd.                                            6,420      57,237             0.0%
#*                Polaris Materials Corp.                                               7,200       5,644             0.0%
                  Potash Corp. of Saskatchewan, Inc.(2696980)                          69,200   1,166,979             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
CANADA -- (Continued)
                  Potash Corp. of Saskatchewan, Inc.(73755L107)                       956,414 $16,144,268             0.1%
#                 PrairieSky Royalty, Ltd.                                            100,199   2,183,744             0.0%
*                 Precision Drilling Corp.(74022D308)                                 455,094   1,806,723             0.0%
*                 Precision Drilling Corp.(B5YPLH9)                                 1,023,451   4,071,161             0.0%
#*                Premier Gold Mines, Ltd.                                             35,200      71,171             0.0%
                  Premium Brands Holdings Corp.                                        78,789   4,931,491             0.0%
#*                Pretium Resources, Inc.                                             402,604   3,990,500             0.0%
*                 Primero Mining Corp.(74164W106)                                      81,988      37,723             0.0%
#*                Primero Mining Corp.(B4Z8FV2)                                       655,411     307,288             0.0%
#*                Pulse Seismic, Inc.                                                 120,926     227,669             0.0%
                  Pure Technologies, Ltd.                                              15,698      51,865             0.0%
                  Quebecor, Inc. Class B                                              126,719   3,868,269             0.0%
*                 Questerre Energy Corp. Class A                                       81,025      41,550             0.0%
*                 Raging River Exploration, Inc.                                      370,604   2,163,814             0.0%
#*                Redknee Solutions, Inc.                                              86,867      63,637             0.0%
                  Reitmans Canada, Ltd. Class A                                       163,108     654,798             0.0%
                  Restaurant Brands International, Inc.                                67,175   3,770,520             0.0%
#                 Richelieu Hardware, Ltd.                                            105,614   2,350,502             0.0%
*                 Richmont Mines, Inc.                                                162,101   1,225,510             0.0%
                  Ritchie Bros Auctioneers, Inc.(2345390)                              60,100   1,970,679             0.0%
                  Ritchie Bros Auctioneers, Inc.(767744105)                            36,635   1,200,163             0.0%
#*                RMP Energy, Inc.                                                    539,325     323,978             0.0%
                  Rocky Mountain Dealerships, Inc.                                     54,370     386,351             0.0%
                  Rogers Communications, Inc. Class B(2169051)                         36,400   1,669,006             0.0%
                  Rogers Communications, Inc. Class B(775109200)                       71,767   3,291,235             0.0%
#                 Rogers Sugar, Inc.                                                  569,424   2,594,643             0.0%
#                 Royal Bank of Canada(780087102)                                     699,021  47,868,958             0.2%
                  Royal Bank of Canada(2754383)                                       304,065  20,820,450             0.1%
*                 Royal Nickel Corp.                                                  170,500      28,103             0.0%
                  Russel Metals, Inc.                                                 259,212   4,971,371             0.0%
#*                Sabina Gold & Silver Corp.                                          612,998     772,394             0.0%
#*                Sandstorm Gold, Ltd.                                                582,316   2,017,768             0.0%
#                 Sandvine Corp.                                                      587,982   1,369,754             0.0%
                  Saputo, Inc.                                                        179,384   5,897,772             0.0%
*                 Savanna Energy Services Corp.                                       554,975     768,399             0.0%
                  Savaria Corp.                                                         1,500      15,659             0.0%
*                 Sears Canada, Inc.                                                   15,055      15,440             0.0%
#                 Secure Energy Services, Inc.                                        543,101   3,536,990             0.0%
*                 SEMAFO, Inc.                                                      1,239,648   2,851,540             0.0%
*                 Seven Generations Energy, Ltd. Class A                              113,559   2,010,711             0.0%
                  Shaw Communications, Inc. Class B(82028K200)                        260,661   5,528,620             0.0%
                  Shaw Communications, Inc. Class B(2801836)                           76,454   1,620,877             0.0%
                  ShawCor, Ltd.                                                       123,989   3,110,965             0.0%
#*                Sherritt International Corp.                                      1,824,664   1,203,031             0.0%
#                 Sienna Senior Living, Inc.                                          134,207   1,689,078             0.0%
#*                Sierra Wireless, Inc.(826516106)                                     76,118   1,925,785             0.0%
#*                Sierra Wireless, Inc.(2418968)                                       49,826   1,260,752             0.0%
*                 Silver Standard Resources, Inc.(82823L106)                           80,061     825,429             0.0%
*                 Silver Standard Resources, Inc.(2218458)                            402,633   4,153,017             0.0%
                  Silver Wheaton Corp.(828336107)                                      73,789   1,473,566             0.0%
                  Silver Wheaton Corp.(B058ZX6)                                       215,026   4,290,911             0.0%
                  SNC-Lavalin Group, Inc.                                             319,854  12,863,986             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
CANADA -- (Continued)
*                 Solium Capital, Inc.                                                 18,806 $   110,077             0.0%
#*                Southern Pacific Resource Corp.                                     665,787          67             0.0%
#*                Spartan Energy Corp.                                              1,243,982   2,077,784             0.0%
*                 Spin Master Corp.                                                     3,300      94,814             0.0%
*                 Sprott Resource Holdings, Inc.                                       88,986      12,060             0.0%
#                 Sprott, Inc.                                                        888,070   1,528,856             0.0%
#                 Stantec, Inc.(2854238)                                              112,330   2,882,620             0.0%
                  Stantec, Inc.(85472N109)                                             52,014   1,331,558             0.0%
                  Stella-Jones, Inc.                                                  111,209   3,522,711             0.0%
#*                Stornoway Diamond Corp.                                             896,068     538,278             0.0%
*                 Strad Energy Services, Ltd.                                           1,000       1,018             0.0%
#*                Street Capital Group, Inc.                                           32,800      31,237             0.0%
                  Stuart Olson, Inc.                                                   77,201     304,268             0.0%
#                 Student Transportation, Inc.                                        281,944   1,675,078             0.0%
                  Sun Life Financial, Inc.(866796105)                                 193,314   6,827,850             0.1%
                  Sun Life Financial, Inc.(2566124)                                   303,126  10,705,618             0.1%
                  Suncor Energy, Inc.(867224107)                                      749,973  23,519,153             0.1%
                  Suncor Energy, Inc.(B3NB1P2)                                        804,361  25,208,295             0.1%
#*                SunOpta, Inc.(8676EP108)                                            116,573     850,983             0.0%
*                 SunOpta, Inc.(2817510)                                              115,193     846,405             0.0%
                  Superior Plus Corp.                                                 455,242   4,358,824             0.0%
#                 Surge Energy, Inc.                                                1,152,483   2,144,469             0.0%
                  Tahoe Resources, Inc.(873868103)                                    410,968   3,312,402             0.0%
                  Tahoe Resources, Inc.(B5B9KV1)                                      263,159   2,132,185             0.0%
*                 Tamarack Valley Energy, Ltd.                                        186,438     355,107             0.0%
*                 Taseko Mines, Ltd.                                                  567,289     635,839             0.0%
                  Teck Resources, Ltd. Class A                                          5,209     110,663             0.0%
                  Teck Resources, Ltd. Class B(878742204)                             751,621  15,588,620             0.1%
                  Teck Resources, Ltd. Class B(2879327)                               209,473   4,345,830             0.0%
                  TELUS Corp.                                                          87,440   2,909,435             0.0%
*                 Tembec, Inc.                                                        169,810     368,219             0.0%
#*                Teranga Gold Corp.                                                1,602,885     774,993             0.0%
                  TFI International, Inc.                                             466,499  10,156,661             0.1%
*                 Theratechnologies, Inc.                                             109,700     531,202             0.0%
                  Thomson Reuters Corp.                                               154,878   7,037,898             0.1%
#*                Timmins Gold Corp.                                                1,707,071     662,795             0.0%
#*                TMAC Resources, Inc.                                                  3,000      34,219             0.0%
                  TMX Group, Ltd.                                                      93,784   5,298,430             0.0%
#                 TORC Oil & Gas, Ltd.                                                669,092   2,911,546             0.0%
*                 Torex Gold Resources, Inc.                                          320,210   5,423,432             0.0%
                  Toromont Industries, Ltd.                                           192,807   6,858,875             0.1%
                  Toronto-Dominion Bank (The)(891160509)                              312,656  14,722,971             0.1%
                  Toronto-Dominion Bank (The)(2897222)                                680,144  32,002,966             0.2%
#                 Torstar Corp. Class B                                               361,870     458,617             0.0%
                  Total Energy Services, Inc.                                         109,147   1,087,432             0.0%
*                 Tourmaline Oil Corp.                                                473,007   9,293,467             0.1%
                  TransAlta Corp.(89346D107)                                          421,210   2,148,171             0.0%
                  TransAlta Corp.(2901628)                                            682,716   3,495,978             0.0%
                  TransAlta Renewables, Inc.                                          259,519   2,963,922             0.0%
                  TransCanada Corp.(2665184)                                          226,909  10,535,506             0.1%
                  TransCanada Corp.(89353D107)                                         93,059   4,321,660             0.0%
                  Transcontinental, Inc. Class A                                      345,397   6,161,252             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                                     SHARES      VALUE++     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
CANADA -- (Continued)
*                 TransGlobe Energy Corp.(893662106)                                   30,106 $       43,955             0.0%
*                 TransGlobe Energy Corp.(2470548)                                    334,147        489,575             0.0%
#*                Trevali Mining Corp.                                              1,714,968      1,507,609             0.0%
#*                Trican Well Service, Ltd.                                           772,030      2,120,884             0.0%
#*                Trilogy Energy Corp.                                                212,988        692,771             0.0%
*                 Trinidad Drilling, Ltd.                                           1,363,719      2,137,913             0.0%
*                 Turquoise Hill Resources, Ltd.(900435108)                           263,904        720,458             0.0%
*                 Turquoise Hill Resources, Ltd.(B7WJ1F5)                           1,243,724      3,389,365             0.0%
*                 TVA Group, Inc. Class B                                               4,447         10,816             0.0%
                  Uni-Select, Inc.                                                    156,522      4,147,394             0.0%
#*                UrtheCast Corp.                                                      13,600         15,941             0.0%
*                 Valeant Pharmaceuticals International, Inc.(B3XSX46)                 41,511        384,685             0.0%
#*                Valeant Pharmaceuticals International, Inc.(91911K102)              272,063      2,516,583             0.0%
                  Valener, Inc.                                                       112,084      1,794,099             0.0%
                  Veresen, Inc.                                                       917,385     10,235,357             0.1%
                  Vermilion Energy, Inc.(923725105)                                    71,426      2,514,195             0.0%
                  Vermilion Energy, Inc.(B607XS1)                                      38,761      1,364,678             0.0%
                  Wajax Corp.                                                          83,958      1,502,578             0.0%
                  Waste Connections, Inc.(94106B101)                                   33,135      3,049,081             0.0%
                  Waste Connections, Inc.(BYQFRK5)                                     74,952      6,895,334             0.1%
#*                Wesdome Gold Mines, Ltd.                                            257,051        638,367             0.0%
                  West Fraser Timber Co., Ltd.                                        278,725     12,524,810             0.1%
#*                Western Energy Services Corp.                                       420,557        622,340             0.0%
                  Western Forest Products, Inc.                                     1,625,993      2,560,994             0.0%
                  WestJet Airlines, Ltd.                                               37,767        624,724             0.0%
                  Westshore Terminals Investment Corp.                                161,966      2,832,225             0.0%
#                 Whitecap Resources, Inc.                                          1,309,301      9,265,485             0.1%
                  Wi-LAN, Inc.                                                        521,172      1,046,124             0.0%
                  Winpak, Ltd.                                                         78,915      3,372,698             0.0%
                  WSP Global, Inc.                                                    242,249      8,825,349             0.1%
*                 Xtreme Drilling Corp.                                               285,058        488,653             0.0%
                  Yamana Gold, Inc.(98462Y100)                                        135,431        365,664             0.0%
                  Yamana Gold, Inc.(2219279)                                        2,466,989      6,632,614             0.1%
#*                Yellow Pages, Ltd.                                                   68,431        376,983             0.0%
#                 ZCL Composites, Inc.                                                 38,196        412,726             0.0%
                                                                                              -------------- ---------------
TOTAL CANADA                                                                                   1,758,451,503             8.4%
                                                                                              -------------- ---------------
CHINA -- (0.0%)
#                 BEP International Holdings, Ltd.                                  6,910,000        345,914             0.0%
                  K Wah International Holdings, Ltd.                                1,839,959      1,167,577             0.0%
                                                                                              -------------- ---------------
TOTAL CHINA                                                                                        1,513,491             0.0%
                                                                                              -------------- ---------------
DENMARK -- (1.7%)
#                 ALK-Abello A.S.                                                      16,380      2,555,379             0.0%
                  Alm Brand A.S.                                                      394,963      3,237,340             0.0%
#                 Ambu A.S. Class B                                                    72,174      3,550,926             0.0%
                  AP Moller - Maersk A.S. Class A                                       2,534      4,203,888             0.0%
                  AP Moller - Maersk A.S. Class B                                       4,408      7,603,950             0.0%
*                 Bang & Olufsen A.S.                                                 182,179      2,722,890             0.0%
#*                Bavarian Nordic A.S.                                                 71,217      3,909,159             0.0%
                  Brodrene Hartmann A.S.                                                7,101        361,136             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
DENMARK -- (Continued)
                  Carlsberg A.S. Class B                                              166,984 $16,662,081             0.1%
#                 Chr Hansen Holding A.S.                                             210,010  14,149,207             0.1%
                  Coloplast A.S. Class B                                               39,319   3,366,720             0.0%
#                 Columbus A.S.                                                        87,366     179,348             0.0%
#*                D/S Norden A.S.                                                     142,903   2,856,160             0.0%
                  Danske Bank A.S.                                                    467,515  16,998,157             0.1%
                  DFDS A.S.                                                           141,423   8,432,527             0.1%
                  Djurslands Bank A.S.                                                  1,040      37,707             0.0%
                  DSV A.S.                                                            505,749  28,162,858             0.1%
#                 FLSmidth & Co. A.S.                                                 194,442  11,689,279             0.1%
                  Fluegger A.S. Class B                                                   350      19,077             0.0%
*                 Genmab A.S.                                                          50,117   9,972,016             0.1%
#                 GN Store Nord A.S.                                                  430,143  11,180,729             0.1%
                  Gronlandsbanken AB                                                       33       2,897             0.0%
#                 H Lundbeck A.S.                                                     154,332   7,916,461             0.1%
*                 H+H International A.S. Class B                                       63,959     889,261             0.0%
                  Harboes Bryggeri A.S. Class B                                         2,462      47,692             0.0%
                  IC Group A.S.                                                        32,528     784,298             0.0%
                  ISS A.S.                                                            297,024  12,320,624             0.1%
*                 Jeudan A.S.                                                           2,094     210,919             0.0%
                  Jyske Bank A.S.                                                     284,443  15,210,855             0.1%
                  Matas A.S.                                                           53,869     832,276             0.0%
*                 NKT Holding A.S.                                                    115,968   9,141,413             0.1%
#                 NNIT A.S.                                                            19,446     547,768             0.0%
                  Nordjyske Bank A.S.                                                   7,674     130,801             0.0%
                  Novo Nordisk A.S. Class B                                           600,030  23,363,281             0.1%
                  Novo Nordisk A.S. Sponsored ADR                                     595,283  23,025,546             0.1%
#                 Novozymes A.S. Class B                                              304,991  13,167,408             0.1%
                  Pandora A.S.                                                        170,740  18,445,067             0.1%
                  Parken Sport & Entertainment A.S.                                     5,510      75,848             0.0%
                  Per Aarsleff Holding A.S.                                            75,903   1,946,931             0.0%
#                 Ringkjoebing Landbobank A.S.                                         12,356   2,979,762             0.0%
                  Rockwool International A.S. Class A                                      55       9,662             0.0%
                  Rockwool International A.S. Class B                                  27,687   5,068,466             0.0%
                  Royal Unibrew A.S.                                                  136,444   5,937,034             0.0%
                  RTX A.S.                                                             32,648     987,589             0.0%
*                 Santa Fe Group A.S.                                                  72,761     639,333             0.0%
                  Schouw & Co. AB                                                      68,985   7,100,860             0.0%
                  SimCorp A.S.                                                        119,132   7,463,825             0.0%
                  Solar A.S. Class B                                                   22,907   1,327,910             0.0%
                  Spar Nord Bank A.S.                                                 206,181   2,337,137             0.0%
                  Sydbank A.S.                                                        302,418  11,000,325             0.1%
                  TDC A.S.                                                          2,503,477  13,429,817             0.1%
#                 Tivoli A.S.                                                             900      83,505             0.0%
*                 TK Development A.S.                                                 357,765     608,182             0.0%
*                 Topdanmark A.S.                                                     264,350   7,237,609             0.0%
#                 Tryg A.S.                                                           378,637   7,264,820             0.0%
                  United International Enterprises                                      3,203     611,710             0.0%
                  Vestas Wind Systems A.S.                                            303,349  26,102,130             0.1%
*                 Vestjysk Bank A.S.                                                   41,424      90,639             0.0%
*                 William Demant Holding A.S.                                         340,622   7,796,055             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
DENMARK -- (Continued)
#*                Zealand Pharma A.S.                                                  21,465 $    383,549             0.0%
                                                                                              ------------ ---------------
TOTAL DENMARK                                                                                  388,369,799             1.9%
                                                                                              ------------ ---------------
FINLAND -- (1.6%)
                  Ahlstrom-Munksjo Oyj                                                 43,686      826,773             0.0%
                  Aktia Bank Oyj                                                        3,800       37,408             0.0%
                  Alandsbanken Abp Class B                                              1,250       18,725             0.0%
                  Alma Media Oyj                                                       25,653      154,317             0.0%
                  Amer Sports Oyj                                                     410,294    9,081,210             0.1%
                  Apetit Oyj                                                            1,800       26,111             0.0%
                  Aspo Oyj                                                             21,245      200,143             0.0%
                  Atria Oyj                                                            43,619      518,178             0.0%
*                 BasWare Oyj                                                           6,855      265,178             0.0%
#                 Bittium Oyj                                                          31,438      218,025             0.0%
                  Cargotec Oyj Class B                                                155,090    9,240,965             0.1%
#*                Caverion Corp.                                                      258,505    2,113,289             0.0%
                  Citycon Oyj                                                       1,124,788    2,765,512             0.0%
                  Cramo Oyj                                                           116,731    3,030,936             0.0%
                  Digia Oyj                                                            10,944       30,976             0.0%
                  Elisa Oyj                                                           251,858    8,564,922             0.0%
#                 F-Secure Oyj                                                        170,242      633,378             0.0%
                  Finnair Oyj                                                         275,357    1,436,291             0.0%
                  Fiskars Oyj Abp                                                      67,516    1,481,521             0.0%
#                 Fortum Oyj                                                          657,396    9,558,703             0.1%
                  HKScan Oyj Class A                                                  158,175      591,815             0.0%
#                 Huhtamaki Oyj                                                       336,825   13,056,171             0.1%
                  Ilkka-Yhtyma Oyj                                                     29,672       97,242             0.0%
                  Kemira Oyj                                                          437,780    5,600,105             0.0%
                  Kesko Oyj Class A                                                     5,334      249,540             0.0%
                  Kesko Oyj Class B                                                   220,147   10,310,535             0.1%
                  Kone Oyj Class B                                                    181,078    8,288,370             0.0%
                  Konecranes Oyj                                                      143,246    6,007,352             0.0%
                  Lassila & Tikanoja Oyj                                              127,465    2,473,132             0.0%
                  Lemminkainen Oyj                                                     24,546      478,816             0.0%
#                 Metsa Board Oyj                                                     660,036    4,682,288             0.0%
                  Metso Oyj                                                           533,575   19,109,435             0.1%
                  Neste Oyj                                                           398,491   16,238,184             0.1%
                  Nokia Oyj(5946455)                                                1,186,596    6,777,368             0.0%
                  Nokia Oyj(5902941)                                                2,578,097   14,738,579             0.1%
#                 Nokia Oyj Sponsored ADR                                             714,429    4,093,677             0.0%
                  Nokian Renkaat Oyj                                                  443,938   19,080,803             0.1%
                  Olvi Oyj Class A                                                     22,930      708,338             0.0%
                  Oriola Oyj Class A                                                    1,000        4,308             0.0%
                  Oriola Oyj Class B                                                  348,563    1,468,445             0.0%
                  Orion Oyj Class A                                                    33,875    1,931,676             0.0%
                  Orion Oyj Class B                                                   164,975    9,454,640             0.1%
                  Outokumpu Oyj                                                     1,255,910   12,026,571             0.1%
#*                Outotec Oyj                                                         535,841    3,976,045             0.0%
                  Ponsse Oy                                                            48,669    1,230,992             0.0%
*                 Poyry Oyj                                                            26,849       98,212             0.0%
*                 QT Group Oyj                                                         12,507       94,995             0.0%
                  Raisio Oyj Class V                                                  410,502    1,557,080             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
FINLAND -- (Continued)
                  Ramirent Oyj                                                        446,307 $  4,243,762             0.0%
                  Rapala VMC Oyj                                                       14,912       67,376             0.0%
                  Revenio Group Oyj                                                     3,733      149,001             0.0%
#                 Sampo Oyj Class A                                                   480,511   22,996,094             0.1%
                  Sanoma Oyj                                                          465,469    4,105,881             0.0%
                  Sponda Oyj                                                          608,915    2,685,816             0.0%
*                 Stockmann Oyj Abp Class A                                             8,998       76,337             0.0%
#*                Stockmann Oyj Abp Class B                                           134,150    1,153,031             0.0%
#                 Stora Enso Oyj Class R                                            2,075,858   24,636,052             0.1%
                  Stora Enso Oyj Sponsored ADR                                         60,513      718,592             0.0%
*                 Talvivaara Mining Co. P.L.C.                                        676,382        4,200             0.0%
#                 Technopolis Oyj                                                     375,263    1,258,203             0.0%
                  Teleste Oyj                                                          17,088      161,549             0.0%
#                 Tieto Oyj                                                           254,255    7,972,448             0.0%
                  Tikkurila Oyj                                                       103,019    2,039,917             0.0%
                  UPM-Kymmene Oyj                                                   1,573,268   41,450,374             0.2%
                  Uponor Oyj                                                          136,603    2,586,819             0.0%
                  Vaisala Oyj Class A                                                  15,744      754,795             0.0%
                  Valmet Oyj                                                          565,656   10,303,382             0.1%
                  Wartsila Oyj Abp                                                    311,496   18,943,461             0.1%
#                 YIT Oyj                                                             491,144    3,884,836             0.0%
                                                                                              ------------ ---------------
TOTAL FINLAND                                                                                  364,819,201             1.7%
                                                                                              ------------ ---------------
FRANCE -- (6.7%)
                  ABC Arbitrage                                                       131,264      928,639             0.0%
#                 Accor SA                                                            303,921   13,858,542             0.1%
                  Actia Group                                                          49,902      456,615             0.0%
                  Aeroports de Paris                                                   26,066    3,477,085             0.0%
*                 Air France-KLM                                                      713,736    5,996,178             0.0%
#                 Air Liquide SA                                                      181,317   21,846,168             0.1%
#                 Airbus SE                                                           147,121   11,901,000             0.1%
                  Akka Technologies                                                    26,725    1,248,766             0.0%
                  Albioma SA                                                           67,971    1,307,243             0.0%
*                 Alstom SA                                                           326,693   10,369,351             0.1%
                  Altamir                                                              37,341      626,917             0.0%
                  Alten SA                                                            108,540    9,198,036             0.1%
                  Altran Technologies SA                                              588,490    9,874,159             0.1%
                  Amundi SA                                                            56,238    3,700,798             0.0%
                  April SA                                                             24,454      318,143             0.0%
#*                Archos                                                               86,942      109,773             0.0%
                  Arkema SA                                                           267,356   28,308,452             0.1%
                  Assystem                                                             29,220    1,067,563             0.0%
                  Atos SE                                                             224,779   29,442,728             0.2%
                  Aubay                                                                29,131      884,629             0.0%
#                 AXA SA                                                            1,055,921   28,172,105             0.1%
                  AXA SA Sponsored ADR                                                404,668   10,769,025             0.1%
                  Axway Software SA                                                    20,458      719,423             0.0%
                  Bastide le Confort Medical                                            2,494       82,089             0.0%
                  Beneteau SA                                                          77,450    1,098,105             0.0%
*                 Bigben Interactive                                                   33,612      229,228             0.0%
                  BioMerieux                                                           28,918    5,782,893             0.0%
                  BNP Paribas SA                                                      981,305   69,257,739             0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
FRANCE -- (Continued)
                  Boiron SA                                                            18,500 $ 1,759,453             0.0%
#                 Bollore SA(4572709)                                               1,770,169   7,202,690             0.0%
*                 Bollore SA(BD3RTL2)                                                  10,657      42,634             0.0%
                  Bonduelle SCA                                                        60,008   2,080,322             0.0%
#                 Bourbon Corp.                                                        30,117     339,556             0.0%
#                 Bouygues SA                                                         447,514  18,810,745             0.1%
                  Bureau Veritas SA                                                   225,236   5,218,797             0.0%
                  Burelle SA                                                              125     156,621             0.0%
#                 Capgemini SA                                                        169,201  16,940,735             0.1%
#                 Carrefour SA                                                      1,205,028  28,379,891             0.1%
#                 Casino Guichard Perrachon SA                                        223,183  13,441,093             0.1%
                  Catering International Services                                       1,341      26,802             0.0%
#*                Cegedim SA                                                            6,183     172,060             0.0%
#*                CGG SA                                                               72,034     515,426             0.0%
*                 CGG SA Sponsored ADR                                                  3,775      26,652             0.0%
                  Chargeurs SA                                                         99,973   2,494,468             0.0%
                  Christian Dior SE                                                    25,611   7,024,184             0.0%
                  Cie de Saint-Gobain                                                 510,205  27,529,042             0.1%
                  Cie des Alpes                                                        20,573     524,249             0.0%
#                 Cie Generale des Etablissements Michelin                            371,701  48,618,879             0.2%
#                 Cie Plastic Omnium SA                                               206,546   8,083,537             0.1%
                  CNP Assurances                                                      277,964   5,806,325             0.0%
*                 Coface SA                                                           130,762   1,022,765             0.0%
                  Credit Agricole SA                                                  913,520  13,587,543             0.1%
#                 Danone SA                                                           190,892  13,359,752             0.1%
                  Danone SA Sponsored ADR                                              35,465     499,347             0.0%
                  Dassault Aviation SA                                                    941   1,285,918             0.0%
                  Dassault Systemes SE                                                 66,531   5,935,949             0.0%
                  Dassault Systemes SE Sponsored ADR                                   10,986     982,917             0.0%
                  Derichebourg SA                                                     669,888   3,208,925             0.0%
                  Devoteam SA                                                          16,979   1,143,293             0.0%
                  Edenred                                                             488,244  12,507,182             0.1%
#                 Eiffage SA                                                          215,975  18,294,136             0.1%
                  Electricite de France SA                                          1,022,316   8,534,045             0.1%
                  Electricite de Strasbourg SA                                            606      73,421             0.0%
#                 Elior Group                                                         365,681   9,123,359             0.1%
                  Elis SA                                                              43,326     896,467             0.0%
#                 Engie SA                                                          2,052,295  28,937,442             0.1%
*                 Eramet                                                               22,844   1,099,326             0.0%
                  Essilor International SA                                            112,316  14,555,360             0.1%
*                 Esso SA Francaise                                                     7,902     337,037             0.0%
                  Euler Hermes Group                                                   31,719   3,098,812             0.0%
                  Eurofins Scientific SE                                               13,901   6,846,612             0.0%
                  Euronext NV                                                         160,500   7,873,452             0.0%
*                 Europcar Groupe SA                                                    6,361      77,585             0.0%
                  Eutelsat Communications SA                                          369,137   8,733,588             0.1%
                  Exel Industries Class A                                               3,769     359,282             0.0%
                  Faurecia                                                            352,644  17,234,802             0.1%
                  Fleury Michon SA                                                      3,536     192,217             0.0%
                  Gaumont SA                                                              768      62,434             0.0%
#                 Gaztransport Et Technigaz SA                                         62,333   2,326,658             0.0%
                  GEA                                                                      98       8,903             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
FRANCE -- (Continued)
                  GL Events                                                            33,366 $   818,179             0.0%
                  Groupe Crit                                                          20,479   1,719,465             0.0%
#                 Groupe Eurotunnel SE                                                829,659   9,114,391             0.1%
*                 Groupe Fnac SA(B7VQL46)                                              34,344   2,412,782             0.0%
*                 Groupe Fnac SA(BLRZL56)                                              12,150     855,914             0.0%
#*                Groupe Gorge                                                         12,636     291,503             0.0%
                  Groupe Open                                                          19,427     547,470             0.0%
                  Guerbet                                                              28,245   2,414,699             0.0%
                  Haulotte Group SA                                                    51,628     764,882             0.0%
                  Havas SA                                                            322,320   2,981,056             0.0%
*                 Herige SADCS                                                            811      29,132             0.0%
                  Hermes International                                                  6,014   2,875,111             0.0%
#*                HiPay Group SA                                                        7,567     102,848             0.0%
#*                ID Logistics Group                                                    2,715     411,543             0.0%
                  Iliad SA                                                             19,333   4,692,579             0.0%
                  Imerys SA                                                            71,093   6,116,205             0.0%
                  Ingenico Group SA                                                    84,226   7,626,409             0.0%
                  Interparfums SA                                                      18,140     622,358             0.0%
                  Ipsen SA                                                             55,079   6,412,461             0.0%
                  IPSOS                                                               163,581   5,246,710             0.0%
                  Jacquet Metal Service                                                62,258   1,671,107             0.0%
#                 JCDecaux SA                                                          78,171   2,759,401             0.0%
#                 Kering                                                               22,750   7,051,546             0.0%
                  Korian SA                                                           114,477   3,688,844             0.0%
#                 L'Oreal SA                                                           69,285  13,798,078             0.1%
#                 Lagardere SCA                                                       574,127  17,574,240             0.1%
                  Laurent-Perrier                                                       2,478     190,809             0.0%
                  Le Noble Age                                                         23,220   1,230,944             0.0%
                  Lectra                                                               41,691   1,082,777             0.0%
                  Legrand SA                                                          170,608  11,043,615             0.1%
#                 Linedata Services                                                     9,705     507,529             0.0%
                  LISI                                                                 77,590   3,043,019             0.0%
                  LVMH Moet Hennessy Louis Vuitton SE                                 101,739  25,116,179             0.1%
                  Maisons France Confort SA                                             3,919     234,723             0.0%
                  Manitou BF SA                                                        25,394     802,246             0.0%
                  Manutan International                                                 2,179     171,321             0.0%
                  Mersen SA                                                            49,011   1,414,865             0.0%
#*                METabolic EXplorer SA                                                92,087     241,720             0.0%
                  Metropole Television SA                                             119,222   2,714,010             0.0%
                  MGI Coutier                                                          62,972   2,320,187             0.0%
                  Mr Bricolage                                                          8,989     113,683             0.0%
                  Natixis SA                                                        1,415,264   9,849,086             0.1%
#*                Naturex                                                              16,135   1,469,994             0.0%
                  Neopost SA                                                          146,353   5,934,769             0.0%
*                 Nexans SA                                                           154,327   8,579,322             0.1%
                  Nexity SA                                                           111,998   6,089,197             0.0%
#*                Nicox                                                                29,469     320,434             0.0%
*                 NRJ Group                                                            60,571     696,316             0.0%
#                 Oeneo SA                                                             64,525     590,290             0.0%
#*                Onxeo SA(B04P0G6)                                                    85,960     246,282             0.0%
#*                Onxeo SA(BPFJVR0)                                                    12,362      35,513             0.0%
                  Orange SA                                                         2,984,136  46,186,477             0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
FRANCE -- (Continued)
#                 Orange SA Sponsored ADR                                             206,198 $ 3,196,069             0.0%
                  Orpea                                                                90,705   9,264,654             0.1%
#*                Parrot SA                                                            29,416     283,526             0.0%
                  PCAS                                                                  9,130     128,913             0.0%
                  Pernod Ricard SA                                                     49,665   6,215,652             0.0%
#*                Peugeot SA                                                        1,471,983  30,861,016             0.2%
#*                Pierre & Vacances SA                                                 23,603   1,100,432             0.0%
                  Plastivaloire                                                         9,826   1,731,955             0.0%
                  PSB Industries SA                                                       793      43,046             0.0%
                  Publicis Groupe SA                                                  129,549   9,352,926             0.1%
#                 Publicis Groupe SA ADR                                               97,524   1,760,308             0.0%
#                 Rallye SA                                                           148,721   3,249,514             0.0%
#*                Recylex SA                                                           16,732      65,796             0.0%
                  Remy Cointreau SA                                                    22,863   2,306,344             0.0%
                  Renault SA                                                          364,742  34,012,601             0.2%
                  Rexel SA                                                          1,268,359  22,650,778             0.1%
#                 Robertet SA                                                             847     324,776             0.0%
                  Rothschild & Co.                                                      2,404      74,588             0.0%
                  Rubis SCA                                                            97,170   9,871,674             0.1%
                  Safran SA                                                           123,574  10,231,287             0.1%
                  Samse SA                                                                546      82,827             0.0%
                  Sanofi                                                              318,524  30,098,537             0.2%
                  Sanofi ADR                                                          488,567  23,109,219             0.1%
                  Sartorius Stedim Biotech                                             38,100   2,555,671             0.0%
                  Savencia SA                                                          13,264   1,170,683             0.0%
                  Schneider Electric SE(B11BPS1)                                       19,869   1,572,188             0.0%
                  Schneider Electric SE(4834108)                                      183,032  14,497,178             0.1%
#                 SCOR SE                                                             412,561  16,319,657             0.1%
                  SEB SA                                                               69,717  11,226,786             0.1%
                  Seche Environnement SA                                                3,292     107,074             0.0%
#*                Sequana SA                                                          217,310     352,571             0.0%
                  SES SA                                                              570,022  12,458,745             0.1%
*                 SES-imagotag SA                                                          16         523             0.0%
*                 SFR Group SA                                                         94,965   3,109,076             0.0%
                  Societe BIC SA                                                       25,758   2,894,620             0.0%
*                 Societe des Bains de Mer et du Cercle des Etrangers a Monaco          1,930      64,927             0.0%
                  Societe Generale SA                                                 754,381  41,364,717             0.2%
*                 Societe Internationale de Plantations d'Heveas SA                     2,696     152,678             0.0%
                  Societe Marseillaise du Tunnel Prado-Carenage SA                      7,833     207,478             0.0%
                  Sodexo SA()                                                           8,908   1,132,396             0.0%
                  Sodexo SA(7062713)                                                   47,267   6,007,241             0.0%
                  Sodexo SA Sponsored ADR                                              19,000     484,120             0.0%
#*                SOITEC                                                               43,042   1,827,547             0.0%
*                 Solocal Group                                                     1,336,826   1,582,536             0.0%
                  Somfy SA                                                              2,470   1,194,499             0.0%
                  Sopra Steria Group                                                   61,943   9,287,150             0.1%
                  SPIE SA                                                              65,746   1,822,162             0.0%
*                 Stallergenes Greer P.L.C.                                             1,425      53,340             0.0%
#*                Ste Industrielle d'Aviation Latecoere SA                            246,514     971,899             0.0%
                  Stef SA                                                              17,900   1,608,110             0.0%
                  STMicroelectronics NV(2430025)                                      348,213   5,567,926             0.0%
                  STMicroelectronics NV(5962332)                                    1,333,520  21,407,881             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                                     SHARES      VALUE++     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
FRANCE -- (Continued)
#                 Suez                                                                440,061 $    7,228,784             0.0%
                  Sword Group                                                          22,607        772,788             0.0%
                  Synergie SA                                                          33,590      1,403,106             0.0%
                  Tarkett SA                                                          108,848      5,114,255             0.0%
                  Technicolor SA                                                      590,195      2,996,856             0.0%
                  Technicolor SA Sponsored ADR                                          4,360         21,451             0.0%
                  Teleperformance                                                     206,991     26,028,881             0.1%
#                 Television Francaise 1                                              361,506      4,423,748             0.0%
                  Tessi SA                                                              1,997        317,965             0.0%
                  Thales SA                                                            82,563      8,677,900             0.1%
#                 Thermador Groupe                                                      2,703        272,080             0.0%
                  Total Gabon                                                             203         34,682             0.0%
                  Total SA                                                          1,746,012     89,628,376             0.4%
#                 Total SA Sponsored ADR                                              536,794     27,467,767             0.1%
*                 Touax SA                                                                837         10,309             0.0%
#*                Transgene SA                                                            756          2,668             0.0%
                  Trigano SA                                                           31,669      3,348,432             0.0%
*                 Ubisoft Entertainment SA                                            363,647     17,226,816             0.1%
                  Union Financiere de France BQE SA                                     1,141         34,064             0.0%
#                 Valeo SA                                                            342,225     24,626,534             0.1%
#*                Vallourec SA                                                      1,621,744     10,373,375             0.1%
#*                Valneva SE                                                          132,592        397,133             0.0%
#                 Veolia Environnement SA                                             345,913      6,582,851             0.0%
                  Veolia Environnement SA ADR                                          45,884        868,584             0.0%
                  Vicat SA                                                             56,108      3,991,074             0.0%
                  VIEL & Cie SA                                                        50,850        315,628             0.0%
                  Vilmorin & Cie SA                                                    18,235      1,318,599             0.0%
#                 Vinci SA                                                            264,448     22,541,151             0.1%
*                 Virbac SA                                                             7,312      1,151,204             0.0%
#                 Vivendi SA                                                        1,019,877     20,229,472             0.1%
                  Vranken-Pommery Monopole SA                                           3,897         93,750             0.0%
*                 Worldline SA                                                         48,609      1,612,525             0.0%
                  Zodiac Aerospace                                                    227,337      5,518,722             0.0%
                                                                                              -------------- ---------------
TOTAL FRANCE                                                                                   1,536,897,649             7.3%
                                                                                              -------------- ---------------
GERMANY -- (6.5%)
                  Aareal Bank AG                                                      324,312     13,044,094             0.1%
                  Adidas AG                                                            82,205     16,481,156             0.1%
#                 Adler Modemaerkte AG                                                 37,386        218,020             0.0%
#*                ADLER Real Estate AG                                                 67,101      1,053,033             0.0%
*                 ADVA Optical Networking SE                                          142,680      1,568,151             0.0%
#*                AIXTRON SE                                                          158,942        871,417             0.0%
                  All for One Steeb AG                                                    135          9,100             0.0%
                  Allgeier SE                                                           1,954         42,170             0.0%
                  Allianz SE                                                          223,516     42,552,439             0.2%
                  Allianz SE Sponsored ADR                                            829,638     15,770,589             0.1%
                  Amadeus Fire AG                                                      15,366      1,314,762             0.0%
*                 AS Creation Tapeten                                                     906         30,569             0.0%
                  Atoss Software AG                                                       290         21,635             0.0%
#                 Aurubis AG                                                          137,248      9,591,639             0.1%
#                 Axel Springer SE                                                    182,301     10,228,387             0.1%
                  BASF SE                                                             772,900     75,295,092             0.4%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
GERMANY -- (Continued)
                  Basler AG                                                             1,508 $   151,790             0.0%
                  Bauer AG                                                             32,336     568,689             0.0%
                  Bayer AG                                                            326,759  40,430,891             0.2%
                  Bayer AG Sponsored ADR                                               10,327   1,284,968             0.0%
                  Bayerische Motoren Werke AG                                         505,276  48,274,957             0.2%
                  BayWa AG                                                             44,190   1,608,501             0.0%
                  Bechtle AG                                                           34,839   3,997,285             0.0%
#                 Beiersdorf AG                                                        35,671   3,547,526             0.0%
#                 Bertrandt AG                                                         18,288   1,909,986             0.0%
                  Bijou Brigitte AG                                                     9,601     592,966             0.0%
#*                Bilfinger SE                                                        127,769   5,546,962             0.0%
                  Biotest AG                                                           16,731     510,943             0.0%
                  Borussia Dortmund GmbH & Co. KGaA                                   322,236   2,075,668             0.0%
                  Brenntag AG                                                         155,818   9,237,160             0.1%
#                 CANCOM SE                                                            40,035   2,369,084             0.0%
                  Carl Zeiss Meditec AG                                                51,380   2,335,650             0.0%
                  CENIT AG                                                             22,785     549,822             0.0%
                  CENTROTEC Sustainable AG                                             38,380     806,562             0.0%
                  Cewe Stiftung & Co. KGAA                                             28,274   2,574,489             0.0%
#                 Clere AG                                                              5,234      88,688             0.0%
                  Comdirect Bank AG                                                   122,433   1,276,567             0.0%
#*                Commerzbank AG                                                    1,929,690  18,917,794             0.1%
                  CompuGroup Medical SE                                                71,352   3,512,792             0.0%
*                 Constantin Medien AG                                                 76,165     173,436             0.0%
                  Continental AG                                                       66,035  14,791,659             0.1%
                  Covestro AG                                                          62,424   4,864,786             0.0%
                  CropEnergies AG                                                      89,304     877,912             0.0%
                  CTS Eventim AG & Co. KGaA                                           113,013   4,349,848             0.0%
                  Daimler AG                                                        1,216,771  90,666,819             0.4%
                  Data Modul AG                                                         2,305     187,296             0.0%
*                 DEAG Deutsche Entertainment AG                                        1,086       3,608             0.0%
#                 Delticom AG                                                           7,604     141,724             0.0%
*                 Deutsche Bank AG(5750355)                                         1,011,556  18,188,593             0.1%
*                 Deutsche Bank AG(D18190898)                                       1,493,279  26,983,552             0.1%
                  Deutsche Beteiligungs AG                                             43,225   1,644,675             0.0%
                  Deutsche Boerse AG                                                   87,885   8,602,127             0.1%
                  Deutsche EuroShop AG                                                124,592   5,058,250             0.0%
                  Deutsche Lufthansa AG                                             1,104,352  19,052,534             0.1%
                  Deutsche Pfandbriefbank AG                                           31,973     428,668             0.0%
                  Deutsche Post AG                                                    671,791  24,146,720             0.1%
#                 Deutsche Telekom AG                                               3,408,551  59,788,690             0.3%
#                 Deutsche Telekom AG Sponsored ADR                                   512,237   8,988,735             0.1%
                  Deutsche Wohnen AG                                                  365,283  12,490,330             0.1%
                  Deutz AG                                                            420,578   3,273,657             0.0%
*                 Dialog Semiconductor P.L.C.                                         309,518  14,482,639             0.1%
                  DIC Asset AG                                                        137,803   1,414,166             0.0%
                  Diebold Nixdorf AG                                                    9,499     725,744             0.0%
                  DMG Mori AG                                                          41,542   2,263,627             0.0%
                  Dr Hoenle AG                                                         13,336     512,086             0.0%
                  Draegerwerk AG & Co. KGaA                                             7,699     604,162             0.0%
#                 Drillisch AG                                                        108,758   5,829,028             0.0%
#                 Duerr AG                                                             82,505   8,221,655             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
GERMANY -- (Continued)
#                 E.ON SE                                                           5,371,567 $41,873,432             0.2%
                  Eckert & Ziegler AG                                                   8,753     241,823             0.0%
                  Elmos Semiconductor AG                                               49,061   1,303,895             0.0%
#                 ElringKlinger AG                                                    133,618   2,667,389             0.0%
*                 Euromicron AG                                                        12,778      99,145             0.0%
                  Evonik Industries AG                                                142,346   4,752,930             0.0%
*                 Evotec AG                                                           150,502   1,757,511             0.0%
#                 Fielmann AG                                                          41,510   3,173,387             0.0%
*                 First Sensor AG                                                      12,275     156,162             0.0%
                  Francotyp-Postalia Holding AG Class A                                 7,041      40,647             0.0%
#                 Fraport AG Frankfurt Airport Services Worldwide                     108,893   8,566,990             0.1%
                  Freenet AG                                                          377,372  11,843,186             0.1%
                  Fresenius Medical Care AG & Co. KGaA                                217,501  19,307,399             0.1%
#                 Fresenius Medical Care AG & Co. KGaA ADR                             48,688   2,163,695             0.0%
                  Fresenius SE & Co. KGaA                                             594,150  48,203,539             0.2%
                  Fuchs Petrolub SE                                                    37,857   1,709,317             0.0%
                  GEA Group AG                                                        188,917   8,031,306             0.1%
                  Gerresheimer AG                                                     137,696  10,802,039             0.1%
#                 Gerry Weber International AG                                         85,710   1,256,089             0.0%
                  Gesco AG                                                             18,698     507,107             0.0%
#                 GFT Technologies SE                                                  35,183     717,808             0.0%
                  Grammer AG                                                           54,061   3,317,077             0.0%
#                 GRENKE AG                                                             8,258   1,643,906             0.0%
*                 H&R GmbH & Co. KGaA                                                  55,670     838,989             0.0%
                  Hamburger Hafen und Logistik AG                                     123,288   2,336,600             0.0%
                  Hannover Rueck SE                                                    82,836   9,937,351             0.1%
*                 Hapag-Lloyd AG                                                        2,174      63,972             0.0%
                  HeidelbergCement AG                                                 202,418  18,739,336             0.1%
#*                Heidelberger Druckmaschinen AG                                    1,272,957   3,553,036             0.0%
                  Hella KGaA Hueck & Co.                                              139,316   6,896,353             0.0%
                  Henkel AG & Co. KGaA                                                 23,715   2,766,373             0.0%
*                 Highlight Communications AG                                          35,442     208,527             0.0%
                  Hochtief AG                                                          70,173  12,637,657             0.1%
#*                HolidayCheck Group AG                                                22,029      59,593             0.0%
                  Hornbach Baumarkt AG                                                 21,740     710,360             0.0%
#                 Hugo Boss AG                                                        170,567  12,970,475             0.1%
                  Indus Holding AG                                                     58,195   3,890,105             0.0%
                  Infineon Technologies AG                                            539,614  11,153,573             0.1%
                  Infineon Technologies AG ADR                                        340,602   7,043,649             0.0%
                  Isra Vision AG                                                        8,936   1,309,187             0.0%
                  Jenoptik AG                                                         166,261   4,473,675             0.0%
#                 K+S AG                                                              762,197  18,184,720             0.1%
                  KION Group AG                                                       212,251  14,379,024             0.1%
*                 Kloeckner & Co. SE                                                  399,180   4,409,862             0.0%
*                 Koenig & Bauer AG                                                    57,351   3,968,817             0.0%
*                 Kontron AG                                                          223,699     788,903             0.0%
#                 Krones AG                                                            40,902   4,856,328             0.0%
                  KSB AG                                                                  214     102,562             0.0%
                  KWS Saat SE                                                           4,665   1,659,170             0.0%
                  Lanxess AG                                                          347,275  25,075,483             0.1%
                  LEG Immobilien AG                                                   130,118  11,178,727             0.1%
                  Leifheit AG                                                          14,602   1,128,870             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
GERMANY -- (Continued)
                  Leoni AG                                                            164,753 $ 8,950,440             0.1%
                  Linde AG                                                            109,174  19,617,305             0.1%
#*                LPKF Laser & Electronics AG                                          36,039     376,759             0.0%
#                 MAN SE                                                               34,049   3,577,401             0.0%
#*                Manz AG                                                              14,371     610,452             0.0%
*                 MasterFlex SE                                                           338       2,659             0.0%
*                 Mediclin AG                                                          12,692      79,561             0.0%
#*                Medigene AG                                                          51,037     638,318             0.0%
                  Merck KGaA                                                           68,420   8,037,407             0.1%
                  Metro AG                                                            601,154  19,783,571             0.1%
                  MLP AG                                                              147,376     929,628             0.0%
                  MTU Aero Engines AG                                                 185,543  26,613,145             0.1%
                  Muenchener Rueckversicherungs-Gesellschaft AG                       107,881  20,682,860             0.1%
                  Nemetschek SE                                                        40,982   2,810,752             0.0%
                  Nexus AG                                                              4,392     105,807             0.0%
#*                Nordex SE                                                           158,594   2,390,035             0.0%
                  Norma Group SE                                                      102,898   5,517,347             0.0%
#                 OHB SE                                                               22,305     536,907             0.0%
                  Osram Licht AG                                                      246,478  16,511,416             0.1%
#*                Paion AG                                                             35,721      99,073             0.0%
#                 paragon AG                                                            5,270     334,701             0.0%
*                 Patrizia Immobilien AG                                              181,155   3,574,016             0.0%
                  Pfeiffer Vacuum Technology AG                                        19,738   2,562,602             0.0%
                  PNE Wind AG                                                         268,128     747,578             0.0%
                  Progress-Werk Oberkirch AG                                            2,277     119,843             0.0%
#                 ProSiebenSat.1 Media SE                                             327,262  13,892,149             0.1%
                  PSI AG Gesellschaft Fuer Produkte und Systeme der
                    Informationstechnologie                                             3,562      49,857             0.0%
                  Puma SE                                                               6,192   2,416,700             0.0%
*                 PVA TePla AG                                                          8,269      21,795             0.0%
                  QIAGEN NV(BYXS699)                                                  423,762  12,694,723             0.1%
                  QIAGEN NV(N72482123)                                                 18,931     569,630             0.0%
#                 QSC AG                                                              481,345     853,012             0.0%
#                 R Stahl AG                                                            3,704     117,783             0.0%
#                 Rational AG                                                           6,003   3,017,138             0.0%
                  Rheinmetall AG                                                      164,338  15,084,528             0.1%
#                 RHOEN-KLINIKUM AG                                                   136,854   3,911,550             0.0%
#                 RIB Software SE                                                      85,938   1,259,447             0.0%
                  RTL Group SA                                                         27,234   2,110,767             0.0%
*                 RWE AG                                                            1,919,080  31,786,168             0.2%
#                 S&T AG                                                               47,648     673,914             0.0%
                  SAF-Holland SA                                                      207,325   3,579,221             0.0%
                  Salzgitter AG                                                       164,708   5,637,880             0.0%
                  SAP SE                                                              121,724  12,192,601             0.1%
#                 SAP SE Sponsored ADR                                                 52,887   5,298,220             0.0%
#                 Schaltbau Holding AG                                                 17,988     703,528             0.0%
*                 Scout24 AG                                                            8,084     277,128             0.0%
                  Secunet Security Networks AG                                            577      32,828             0.0%
#*                SGL Carbon SE                                                       111,449   1,126,537             0.0%
                  SHW AG                                                               30,016   1,053,316             0.0%
                  Siemens AG                                                          176,389  25,301,744             0.1%
#                 Siemens AG Sponsored ADR                                            234,786  16,836,269             0.1%
*                 Siltronic AG                                                         32,352   2,325,738             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                                     SHARES      VALUE++     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
GERMANY -- (Continued)
#                 Sixt Leasing SE                                                       4,360 $       94,040             0.0%
#                 Sixt SE                                                              54,835      3,034,209             0.0%
#                 SMA Solar Technology AG                                              34,238        885,919             0.0%
*                 SMT Scharf AG                                                         4,136         59,454             0.0%
                  Softing AG                                                            3,278         37,882             0.0%
                  Software AG                                                         167,487      7,369,127             0.0%
*                 Solartech International Holdings, Ltd.                            1,920,000         94,201             0.0%
#*                Solarworld AG                                                           882          3,304             0.0%
                  Stabilus SA                                                          14,733      1,066,842             0.0%
                  Stada Arzneimittel AG                                               236,869     16,784,597             0.1%
#                 Stroeer SE & Co. KGaA                                                48,107      2,781,880             0.0%
                  Suedzucker AG                                                       315,302      6,747,871             0.0%
*                 Suess MicroTec AG                                                    94,269      1,060,299             0.0%
                  Surteco SE                                                           25,506        638,777             0.0%
#                 Symrise AG                                                          103,353      7,235,576             0.0%
                  TAG Immobilien AG                                                   377,815      5,379,233             0.0%
                  Takkt AG                                                            146,923      3,491,688             0.0%
*                 Talanx AG                                                           149,318      5,382,549             0.0%
                  Technotrans AG                                                       18,577        660,388             0.0%
#                 Telefonica Deutschland Holding AG                                 1,028,740      4,988,084             0.0%
#                 ThyssenKrupp AG                                                     251,989      6,005,036             0.0%
                  TLG Immobilien AG                                                    59,718      1,208,397             0.0%
*                 Tom Tailor Holding SE                                               101,154        959,980             0.0%
*                 Uniper SE                                                           743,044     12,194,926             0.1%
#                 United Internet AG                                                  161,055      7,412,749             0.0%
                  VERBIO Vereinigte BioEnergie AG                                      74,267        733,244             0.0%
#                 Volkswagen AG                                                        52,233      8,422,313             0.1%
                  Vonovia SE                                                          208,778      7,558,644             0.0%
#*                Vossloh AG                                                           27,664      1,856,100             0.0%
#                 VTG AG                                                               44,230      1,458,970             0.0%
#                 Wacker Chemie AG                                                     78,727      8,332,903             0.1%
                  Wacker Neuson SE                                                    109,353      2,762,678             0.0%
                  Washtec AG                                                           50,600      3,787,744             0.0%
#                 Wirecard AG                                                          31,196      1,844,633             0.0%
                  XING AG                                                               7,414      1,734,463             0.0%
*                 Zalando SE                                                           32,986      1,455,084             0.0%
                  Zeal Network SE                                                      39,999      1,175,712             0.0%
                                                                                              -------------- ---------------
TOTAL GERMANY                                                                                  1,483,209,025             7.1%
                                                                                              -------------- ---------------
HONG KONG -- (2.8%)
#*                13 Holdings, Ltd. (The)                                             511,500        151,400             0.0%
                  Aeon Stores Hong Kong Co., Ltd.                                      32,000         29,298             0.0%
                  Agritrade Resources, Ltd.                                         2,305,000        423,385             0.0%
                  AIA Group, Ltd.                                                   6,136,600     42,474,079             0.2%
                  Alco Holdings, Ltd.                                                 504,000        131,386             0.0%
                  Allied Group, Ltd.                                                   76,000        499,368             0.0%
#                 Allied Properties HK, Ltd.                                        3,766,393        890,541             0.0%
                  Alltronics Holdings, Ltd.                                           311,000        189,382             0.0%
*                 Anxian Yuan China Holdings, Ltd.                                  7,000,000         71,089             0.0%
#*                Apac Resources, Ltd.                                              1,696,866         25,916             0.0%
#*                Applied Development Holdings, Ltd.                                3,310,000        280,731             0.0%
                  APT Satellite Holdings, Ltd.                                      1,537,250        833,053             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
HONG KONG -- (Continued)
                  Arts Optical International Hldgs, Ltd.                                70,000 $    26,463             0.0%
                  Asia Financial Holdings, Ltd.                                        400,000     216,366             0.0%
*                 Asia Satellite Telecommunications Holdings, Ltd.                     162,000     194,709             0.0%
                  Asia Standard International Group, Ltd.                              975,561     240,701             0.0%
                  ASM Pacific Technology, Ltd.                                         482,400   7,178,760             0.1%
                  Associated International Hotels, Ltd.                                 79,000     237,138             0.0%
*                 Auto Italia Holdings                                               2,475,000      32,219             0.0%
#                 Bank of East Asia, Ltd. (The)                                      2,109,989   8,725,348             0.1%
*                 BeijingWest Industries International, Ltd.                           890,400     180,533             0.0%
*                 Bisu Technology Group International, Ltd.                             10,000       9,619             0.0%
#                 BOC Hong Kong Holdings, Ltd.                                       4,333,000  17,806,619             0.1%
#                 Bonjour Holdings, Ltd.                                             5,884,000     298,579             0.0%
                  Bossini International Holdings, Ltd.                               2,184,000     130,589             0.0%
#                 Bright Smart Securities & Commodities Group, Ltd.                  2,690,000     793,827             0.0%
#*                Brightoil Petroleum Holdings, Ltd.                                 8,897,000   2,411,984             0.0%
*                 Brockman Mining, Ltd.                                              2,850,520      52,473             0.0%
*                 Burwill Holdings, Ltd.                                            15,705,600     369,134             0.0%
                  Cafe de Coral Holdings, Ltd.                                         712,000   2,315,139             0.0%
*                 Cash Financial Services Group, Ltd.                                1,596,000      63,511             0.0%
#                 Cathay Pacific Airways, Ltd.                                       6,589,000   9,483,022             0.1%
                  CCT Fortis Holdings, Ltd.                                            216,000      29,973             0.0%
#*                CCT Land Holdings, Ltd.                                           15,680,000      20,157             0.0%
#                 Century City International Holdings, Ltd.                            824,000      64,552             0.0%
#*                CGN Mining Co., Ltd.                                               1,600,000     139,664             0.0%
                  Chen Hsong Holdings                                                  360,000      95,810             0.0%
                  Cheuk Nang Holdings, Ltd.                                            109,590      75,773             0.0%
                  Cheung Kong Infrastructure Holdings, Ltd.                            621,045   5,437,013             0.0%
                  Cheung Kong Property Holdings, Ltd.                                1,287,408   9,216,824             0.1%
                  Chevalier International Holdings, Ltd.                               130,276     210,000             0.0%
*                 China Best Group Holding, Ltd.                                     3,960,000      81,522             0.0%
*                 China Billion Resources, Ltd.                                      2,876,040      11,462             0.0%
*                 China Chuanglian Education Group, Ltd.                             2,472,000      42,582             0.0%
*                 China Display Optoelectronics Technology Holdings, Ltd.              952,000     164,004             0.0%
*                 China Energy Development Holdings, Ltd.                           33,734,000     346,749             0.0%
                  China Flavors & Fragrances Co., Ltd.                                 981,350     293,884             0.0%
*                 China Fortune Financial Group, Ltd.                                2,122,000      68,144             0.0%
*                 China Healthcare Enterprise Group, Ltd.                            5,000,000      62,315             0.0%
#                 China LNG Group, Ltd.                                             40,160,000     841,019             0.0%
*                 China Ludao Technology Co., Ltd.                                     404,000      77,889             0.0%
*                 China Medical & Healthcare Group, Ltd.                             1,040,000      51,451             0.0%
                  China Metal International Holdings, Inc.                             714,000     221,156             0.0%
#                 China Motor Bus Co., Ltd.                                              6,800      91,598             0.0%
*                 China National Culture Group, Ltd.                                 2,290,000       8,822             0.0%
*                 China Smarter Energy Group Holdings, Ltd.                          3,056,000     314,062             0.0%
#*                China Soft Power Technology Holdings, Ltd.                         1,876,000      55,231             0.0%
*                 China Solar Energy Holdings, Ltd.                                  1,033,500       4,484             0.0%
*                 China Star Entertainment, Ltd.                                     1,722,000      75,181             0.0%
#*                China Strategic Holdings, Ltd.                                    19,790,000     378,514             0.0%
                  China Ting Group Holdings, Ltd.                                    1,862,000     111,275             0.0%
*                 China Wah Yan Healthcare, Ltd.                                     6,681,250      29,196             0.0%
#                 Chinese Estates Holdings, Ltd.                                       191,000     293,420             0.0%
*                 Chinlink International Holdings, Ltd.                                 74,800      13,463             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                                                      SHARES      VALUE++   OF NET ASSETS**
                                                                                    ----------- ----------- ---------------
HONG KONG -- (Continued)
                  Chow Sang Sang Holdings International, Ltd.                         1,248,000 $ 3,189,679             0.0%
#                 Chow Tai Fook Jewellery Group, Ltd.                                 1,974,000   2,169,343             0.0%
                  Chuang's China Investments, Ltd.                                    3,564,219     242,668             0.0%
                  Chuang's Consortium International, Ltd.                             3,823,553     785,665             0.0%
                  CITIC Telecom International Holdings, Ltd.                          8,345,000   2,573,111             0.0%
                  CK Hutchison Holdings, Ltd.                                         3,807,408  47,544,188             0.2%
                  CK Life Sciences International Holdings, Inc.                      11,806,000   1,000,766             0.0%
                  CLP Holdings, Ltd.                                                    614,000   6,475,373             0.0%
*                 CMMB Vision Holdings, Ltd.                                          7,452,000     388,195             0.0%
                  CNQC International Holdings, Ltd.                                   2,660,000     889,274             0.0%
                  CNT Group, Ltd.                                                       648,000      48,350             0.0%
*                 Common Splendor International Health Industry Group, Ltd.           4,122,000     328,297             0.0%
*                 Continental Holdings, Ltd.                                            440,000       7,607             0.0%
                  Convenience Retail Asia, Ltd.                                          30,000      17,144             0.0%
*                 Convoy Global Holdings, Ltd.                                       25,290,000     659,406             0.0%
#*                Cowell e Holdings, Inc.                                             1,276,000     407,691             0.0%
*                 CP Lotus Corp.                                                      1,420,000      22,453             0.0%
*                 Crocodile Garments                                                  2,682,000     361,856             0.0%
#                 Cross-Harbour Holdings, Ltd. (The)                                    206,000     309,815             0.0%
                  CSI Properties, Ltd.                                               14,474,200     762,411             0.0%
#                 CW Group Holdings, Ltd.                                             1,987,000     400,631             0.0%
                  Dah Sing Banking Group, Ltd.                                        1,593,302   3,201,501             0.0%
#                 Dah Sing Financial Holdings, Ltd.                                     794,844   6,025,610             0.0%
                  Dickson Concepts International, Ltd.                                  361,000     128,992             0.0%
*                 Ding He Mining Holdings, Ltd.                                      10,632,000      65,565             0.0%
*                 Dragonite International, Ltd.                                          96,000      22,404             0.0%
                  Eagle Nice International Holdings, Ltd.                               996,000     286,642             0.0%
                  EcoGreen International Group, Ltd.                                    270,240      59,396             0.0%
                  Emperor Capital Group, Ltd.                                        13,782,000   1,185,378             0.0%
                  Emperor Entertainment Hotel, Ltd.                                   2,560,000     615,013             0.0%
                  Emperor International Holdings, Ltd.                                5,946,416   1,834,610             0.0%
*                 Emperor Watch & Jewellery, Ltd.                                    16,180,000     717,590             0.0%
*                 Enerchina Holdings, Ltd.                                           27,907,500     791,457             0.0%
*                 ENM Holdings, Ltd.                                                  1,368,000      98,494             0.0%
*                 EPI Holdings, Ltd.                                                 10,537,200     614,769             0.0%
#*                Esprit Holdings, Ltd.                                               6,689,813   5,190,288             0.0%
*                 eSun Holdings, Ltd.                                                   923,000     110,225             0.0%
*                 Eternity Investment, Ltd.                                             520,000      13,822             0.0%
#                 Fairwood Holdings, Ltd.                                               177,000     685,821             0.0%
                  Far East Consortium International, Ltd.                             5,991,872   2,856,649             0.0%
*                 Far East Holdings International, Ltd.                                 738,000      71,072             0.0%
                  FIH Mobile, Ltd.                                                    7,853,000   2,694,004             0.0%
                  First Pacific Co., Ltd.                                             7,785,756   5,995,193             0.0%
#                 First Shanghai Investments, Ltd.                                    2,288,000     314,196             0.0%
                  Fountain SET Holdings, Ltd.                                         3,490,000     461,680             0.0%
                  Four Seas Mercantile Holdings, Ltd.                                    36,000      16,351             0.0%
*                 Freeman FinTech Corp., Ltd.                                         4,900,000     311,474             0.0%
                  Fulum Group Holdings, Ltd.                                             88,000      10,398             0.0%
                  Future Bright Holdings, Ltd.                                        1,410,000     148,416             0.0%
                  G-Resources Group, Ltd.                                           114,628,200   2,033,653             0.0%
                  Galaxy Entertainment Group, Ltd.                                    1,604,000   8,910,950             0.1%
#*                GCL New Energy Holdings, Ltd.                                      22,334,000   1,175,440             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                                    ---------- ---------- ---------------
HONG KONG -- (Continued)
#*                Genscript Biotech Corp.                                              578,000 $  256,696             0.0%
#*                Genting Hong Kong, Ltd.                                              678,000    201,388             0.0%
                  Get Nice Financial Group, Ltd.                                       530,824     79,079             0.0%
                  Get Nice Holdings, Ltd.                                           23,121,000    802,371             0.0%
                  Giordano International, Ltd.                                       7,678,000  4,121,518             0.0%
*                 Global Brands Group Holding, Ltd.                                 20,893,250  2,466,547             0.0%
#                 Glorious Sun Enterprises, Ltd.                                     1,555,000    201,901             0.0%
                  Gold Peak Industries Holdings, Ltd.                                  605,000     57,577             0.0%
#*                Gold-Finance Holdings, Ltd.                                          160,000     26,763             0.0%
                  Golden Resources Development International, Ltd.                     924,000     64,103             0.0%
#*                Good Resources Holdings, Ltd.                                      5,300,000    272,381             0.0%
#                 Great Eagle Holdings, Ltd.                                           290,249  1,439,536             0.0%
                  Guangnan Holdings, Ltd.                                            1,750,000    256,129             0.0%
                  Guoco Group, Ltd.                                                      3,000     34,433             0.0%
#                 Guotai Junan International Holdings, Ltd.                         11,158,000  3,495,118             0.0%
#                 Haitong International Securities Group, Ltd.                       6,237,975  3,378,423             0.0%
                  Hang Lung Group, Ltd.                                              1,819,000  7,585,086             0.1%
                  Hang Lung Properties, Ltd.                                         2,880,000  7,546,112             0.1%
                  Hang Seng Bank, Ltd.                                                 417,900  8,464,938             0.1%
                  Hanison Construction Holdings, Ltd.                                  513,496     90,904             0.0%
*                 Hao Tian Development Group, Ltd.                                   9,354,000    445,095             0.0%
                  Harbour Centre Development, Ltd.                                     158,000    288,069             0.0%
                  Henderson Land Development Co., Ltd.                               1,424,249  9,016,144             0.1%
*                 Henry Group Holdings, Ltd.                                           818,000    134,327             0.0%
#                 HK Electric Investments & HK Electric Investments, Ltd.            2,691,000  2,379,297             0.0%
                  HKBN, Ltd.                                                           952,000  1,027,515             0.0%
*                 HKR International, Ltd.                                            2,899,962  1,565,094             0.0%
                  HKT Trust & HKT, Ltd.                                              7,322,000  9,351,110             0.1%
                  Hon Kwok Land Investment Co., Ltd.                                   234,000    125,058             0.0%
                  Hong Kong & China Gas Co., Ltd.                                    2,395,638  4,786,195             0.0%
#                 Hong Kong Aircraft Engineering Co., Ltd.                              82,800    553,034             0.0%
*                 Hong Kong Building & Loan Agency, Ltd. (The)                       1,296,000     46,586             0.0%
#                 Hong Kong Exchanges & Clearing, Ltd.                                 390,416  9,601,909             0.1%
#                 Hong Kong Ferry Holdings Co., Ltd.                                   111,000    128,384             0.0%
                  Hong Kong Shanghai Alliance Holdings, Ltd.                           196,000     24,896             0.0%
*                 Hong Kong Television Network, Ltd.                                 1,792,000    407,395             0.0%
*                 HongDa Financial Holding, Ltd.                                     1,590,000     59,315             0.0%
                  Hongkong & Shanghai Hotels, Ltd. (The)                             1,097,424  1,287,083             0.0%
                  Hongkong Chinese, Ltd.                                             2,129,143    399,289             0.0%
                  Hop Hing Group Holdings, Ltd.                                      3,792,000    128,908             0.0%
                  Hopewell Holdings, Ltd.                                            1,389,500  5,310,051             0.0%
#*                Hsin Chong Group Holdings, Ltd.                                    9,152,000    411,810             0.0%
*                 Huan Yue Interactive Holdings, Ltd.                                  279,000     28,684             0.0%
*                 Huarong Investment Stock Corp., Ltd.                                 270,000     47,587             0.0%
                  Huisheng International Holdings, Ltd.                                640,000     38,253             0.0%
                  Hung Hing Printing Group, Ltd.                                     1,010,524    202,519             0.0%
                  Hutchison Telecommunications Hong Kong Holdings, Ltd.              7,368,000  2,177,451             0.0%
                  Hysan Development Co., Ltd.                                          948,215  4,471,887             0.0%
*                 I-CABLE Communications, Ltd.                                       3,011,000    228,288             0.0%
#                 IGG, Inc.                                                          2,456,000  3,726,605             0.0%
#*                Imagi International Holdings, Ltd.                                   834,799     91,080             0.0%
*                 International Standard Resources Holdings, Ltd.                    8,763,750     93,412             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                                                      SHARES      VALUE++   OF NET ASSETS**
                                                                                    ----------- ----------- ---------------
HONG KONG -- (Continued)
*                 iOne Holdings, Ltd.                                                 3,940,000 $   141,661             0.0%
                  IPE Group, Ltd.                                                     2,010,000     524,584             0.0%
*                 IRC, Ltd.                                                           5,544,800     213,920             0.0%
                  IT, Ltd.                                                            2,425,087   1,024,341             0.0%
#                 ITC Corp., Ltd.                                                     3,548,550     305,581             0.0%
                  ITC Properties Group, Ltd.                                          1,206,739     471,260             0.0%
                  Johnson Electric Holdings, Ltd.                                     1,758,250   5,406,918             0.0%
                  Kader Holdings Co., Ltd.                                              462,000      43,913             0.0%
                  Kam Hing International Holdings, Ltd.                                  74,000       4,846             0.0%
*                 Kantone Holdings, Ltd.                                                244,436      19,771             0.0%
                  Karrie International Holdings, Ltd.                                   716,000     102,982             0.0%
                  Kerry Logistics Network, Ltd.                                       2,055,791   2,894,239             0.0%
                  Kerry Properties, Ltd.                                              1,814,083   6,781,591             0.1%
                  Kingmaker Footwear Holdings, Ltd.                                   1,104,000     313,363             0.0%
#                 Kingston Financial Group, Ltd.                                     10,301,000   3,558,286             0.0%
                  Kowloon Development Co., Ltd.                                       1,610,000   1,780,950             0.0%
#*                KuangChi Science, Ltd.                                              1,804,000     718,274             0.0%
*                 Kwan On Holdings, Ltd.                                                700,000     169,840             0.0%
                  L'Occitane International SA                                         1,055,000   2,219,167             0.0%
*                 L'sea Resources International Holdings, Ltd.                        1,300,000      16,725             0.0%
                  Lai Sun Development Co., Ltd.                                      62,169,666   1,748,977             0.0%
                  Lam Soon Hong Kong, Ltd.                                               12,000      16,689             0.0%
#*                Landing International Development, Ltd.                           223,380,000   1,863,465             0.0%
*                 LEAP Holdings Group, Ltd.                                             360,000      11,293             0.0%
*                 Lerado Financial Group Co., Ltd.                                      740,000      12,341             0.0%
#                 Li & Fung, Ltd.                                                    25,023,250  10,478,148             0.1%
                  Lifestyle International Holdings, Ltd.                              1,700,000   2,425,525             0.0%
                  Lippo China Resources, Ltd.                                        12,586,000     404,223             0.0%
                  Lippo, Ltd.                                                           236,000     145,474             0.0%
                  Lisi Group Holdings, Ltd.                                           2,966,000     244,174             0.0%
                  Liu Chong Hing Investment, Ltd.                                       822,000   1,297,324             0.0%
#                 Luk Fook Holdings International, Ltd.                               1,680,000   6,138,357             0.0%
                  Luks Group Vietnam Holdings Co., Ltd.                                 130,000      45,431             0.0%
                  Lung Kee Bermuda Holdings                                             280,000     131,339             0.0%
#*                Macau Legend Development, Ltd.                                      6,955,000   1,267,903             0.0%
                  Magnificent Hotel Investment, Ltd.                                  4,616,000     112,101             0.0%
                  Man Wah Holdings, Ltd.                                              8,056,800   6,671,690             0.1%
*                 Mason Financial Holdings, Ltd.                                     19,263,200     294,299             0.0%
                  Master Glory Group, Ltd.(BYTP1T9)                                   1,716,040      45,006             0.0%
#                 Master Glory Group, Ltd.(BYTP1T9)                                  38,991,388   1,021,305             0.0%
                  Melco International Development, Ltd.                               2,185,000   4,485,946             0.0%
                  Melco Resorts & Entertainment, Ltd. ADR                                47,606   1,044,952             0.0%
#                 MGM China Holdings, Ltd.                                              757,600   1,723,379             0.0%
#*                Midland Holdings, Ltd.                                              2,016,000     533,238             0.0%
*                 Midland IC&I, Ltd.                                                 10,080,000      59,547             0.0%
                  Ming Fai International Holdings, Ltd.                                 652,000     100,552             0.0%
                  Miramar Hotel & Investment                                            324,000     705,458             0.0%
                  Modern Dental Group, Ltd.                                              33,000      12,685             0.0%
#*                Mongolian Mining Corp.                                             10,408,750     328,087             0.0%
#                 MTR Corp., Ltd.                                                       761,924   4,383,479             0.0%
                  NagaCorp, Ltd.                                                      8,338,000   4,629,345             0.0%
                  National Electronic Hldgs                                              61,600       8,874             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
HONG KONG -- (Continued)
*                 National United Resources Holdings, Ltd.                           3,320,000 $    22,750             0.0%
*                 Neo-Neon Holdings, Ltd.                                            1,329,000     170,789             0.0%
*                 Neptune Group, Ltd.                                                  656,000      36,234             0.0%
*                 NetMind Financial Holdings, Ltd.                                  42,320,000     244,561             0.0%
*                 NEW Concepts Holdings, Ltd.                                          244,000     109,767             0.0%
*                 New Times Energy Corp., Ltd.                                       2,277,000      98,038             0.0%
                  New World Development Co., Ltd.                                   13,062,761  16,243,649             0.1%
#                 Newocean Energy Holdings, Ltd.                                     4,020,000   1,213,319             0.0%
*                 Next Digital, Ltd.                                                 1,774,000      79,780             0.0%
*                 Nine Express, Ltd.                                                 5,754,000     236,365             0.0%
                  NWS Holdings, Ltd.                                                 2,592,954   4,869,433             0.0%
*                 O Luxe Holdings, Ltd.                                              5,302,800     572,964             0.0%
                  On Time Logistics Holdings, Ltd.                                     168,000      82,077             0.0%
#                 OP Financial Investments, Ltd.                                       632,000     232,073             0.0%
*                 Orange Sky Golden Harvest Entertainment Holdings, Ltd.             4,510,000     457,812             0.0%
                  Orient Overseas International, Ltd.                                  968,000   5,167,597             0.0%
                  Oriental Watch Holdings                                            1,152,240     267,961             0.0%
*                 Pacific Andes International Holdings, Ltd.                        11,918,411      41,984             0.0%
*                 Pacific Basin Shipping, Ltd.                                      18,615,000   3,649,692             0.0%
#                 Pacific Textiles Holdings, Ltd.                                    2,107,000   2,337,519             0.0%
                  Paliburg Holdings, Ltd.                                              808,790     285,747             0.0%
*                 Pan Asia Environmental Protection Group, Ltd.                        756,000      92,267             0.0%
#*                Paradise Entertainment, Ltd.                                       1,944,000     342,647             0.0%
                  PCCW, Ltd.                                                        10,608,265   5,989,149             0.0%
*                 Pearl Oriental Oil, Ltd.                                           5,768,627     183,010             0.0%
*                 Pegasus Entertainment Holdings, Ltd.                               2,736,000      79,338             0.0%
                  Pegasus International Holdings, Ltd.                                  82,000      12,861             0.0%
                  Perfect Shape Beauty Technology, Ltd.                                752,000      79,231             0.0%
                  Pico Far East Holdings, Ltd.                                       2,154,000     871,709             0.0%
                  Playmates Holdings, Ltd.                                             373,400     595,989             0.0%
                  Playmates Toys, Ltd.                                               4,208,000     750,881             0.0%
#                 Polytec Asset Holdings, Ltd.                                       4,795,000     388,649             0.0%
                  Power Assets Holdings, Ltd.                                          626,000   5,630,307             0.0%
                  Prada SpA                                                            481,600   2,253,959             0.0%
                  Public Financial Holdings, Ltd.                                      608,000     281,308             0.0%
                  PuraPharm Corp., Ltd.                                                387,000     173,049             0.0%
*                 PYI Corp., Ltd.                                                   13,424,552     290,446             0.0%
#                 Regal Hotels International Holdings, Ltd.                          1,279,400     846,420             0.0%
*                 Regent Pacific Group, Ltd.                                         4,590,000     238,677             0.0%
#                 Regina Miracle International Holdings, Ltd.                          429,000     335,305             0.0%
#*                Rentian Technology Holdings, Ltd.                                  3,000,000     163,970             0.0%
                  SA SA International Holdings, Ltd.                                 2,604,622   1,114,554             0.0%
                  Samsonite International SA                                         2,981,700  11,486,519             0.1%
                  Sands China, Ltd.                                                    665,600   3,014,594             0.0%
                  SAS Dragon Holdings, Ltd.                                          1,238,000     294,771             0.0%
#                 SEA Holdings, Ltd.                                                   454,000   1,140,227             0.0%
*                 SEEC Media Group, Ltd.                                            11,102,000     158,223             0.0%
                  Shangri-La Asia, Ltd.                                              3,318,166   4,748,976             0.0%
#                 Shenwan Hongyuan HK, Ltd.                                          1,615,000     621,733             0.0%
*                 Shougang Concord Grand Group, Ltd.                                   334,000      10,518             0.0%
                  Shun Ho Property Investments, Ltd.                                    70,224      26,635             0.0%
*                 Shun Tak Holdings, Ltd.                                            7,410,250   2,704,075             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
HONG KONG -- (Continued)
*                 Silver base Group Holdings, Ltd.                                   1,080,000 $    68,698             0.0%
#*                Sincere Watch Hong Kong, Ltd.                                      5,990,000     146,218             0.0%
                  Sing Tao News Corp., Ltd.                                            892,000     118,019             0.0%
*                 Singamas Container Holdings, Ltd.                                  6,670,000   1,140,196             0.0%
                  Sino Land Co., Ltd.                                                4,101,609   6,940,957             0.1%
#                 SITC International Holdings Co., Ltd.                              1,199,000     858,871             0.0%
                  Sitoy Group Holdings, Ltd.                                         1,298,000     265,139             0.0%
                  SJM Holdings, Ltd.                                                 7,198,699   6,978,715             0.1%
                  Sky Light Holdings, Ltd.                                             194,000      52,762             0.0%
*                 Skyway Securities Group, Ltd.                                     11,200,000     589,740             0.0%
                  SmarTone Telecommunications Holdings, Ltd.                         2,087,575   2,923,579             0.0%
*                 SOCAM Development, Ltd.                                            1,422,488     385,522             0.0%
*                 Solartech International Holdings, Ltd.                             9,760,000     558,384             0.0%
*                 Solomon Systech International, Ltd.                                3,988,000     192,145             0.0%
                  Soundwill Holdings, Ltd.                                             131,000     323,692             0.0%
*                 South China Financial Holdings, Ltd.                              25,300,000     214,335             0.0%
*                 South China Holdings Co., Ltd.                                     2,720,000     112,356             0.0%
                  Stella International Holdings, Ltd.                                1,528,500   2,656,583             0.0%
*                 Stelux Holdings International, Ltd.                                  637,600      45,878             0.0%
*                 Success Universe Group, Ltd.                                       3,996,000     113,927             0.0%
                  Sun Hing Vision Group Holdings, Ltd.                                 122,000      44,438             0.0%
                  Sun Hung Kai & Co., Ltd.                                           2,847,787   2,117,970             0.0%
                  Sun Hung Kai Properties, Ltd.                                      1,123,511  16,835,810             0.1%
*                 Suncorp Technologies, Ltd.                                         4,380,000      25,871             0.0%
                  Sunwah Kingsway Capital Holdings, Ltd.                             3,120,000      49,697             0.0%
                  Swire Pacific, Ltd. Class A                                          714,000   6,884,988             0.1%
                  Swire Pacific, Ltd. Class B                                        1,180,000   2,001,718             0.0%
                  Swire Properties, Ltd.                                               494,850   1,659,008             0.0%
#                 TAI Cheung Holdings, Ltd.                                            529,000     497,517             0.0%
                  Tai Sang Land Development, Ltd.                                      145,523      95,332             0.0%
*                 Tai United Holdings, Ltd.                                          1,690,000     273,546             0.0%
*                 Talent Property Group, Ltd.                                       19,560,000     319,135             0.0%
                  Tan Chong International, Ltd.                                        372,000     115,291             0.0%
                  Tao Heung Holdings, Ltd.                                             153,000      41,883             0.0%
                  Techtronic Industries Co., Ltd.                                    3,200,500  13,731,306             0.1%
                  Television Broadcasts, Ltd.                                        1,384,600   5,322,406             0.0%
*                 Termbray Industries International Holdings, Ltd.                     112,000       8,776             0.0%
#                 Texwinca Holdings, Ltd.                                            3,744,000   2,506,406             0.0%
#*                Titan Petrochemicals Group, Ltd.                                   3,200,000      37,408             0.0%
*                 Tom Group, Ltd.                                                      150,000      36,017             0.0%
                  Town Health International Medical Group, Ltd.                        444,000      70,185             0.0%
                  Tradelink Electronic Commerce, Ltd.                                1,704,000     348,118             0.0%
                  Transport International Holdings, Ltd.                               721,000   2,242,244             0.0%
*                 Trinity, Ltd.                                                      4,822,000     347,110             0.0%
*                 TSC Group Holdings, Ltd.                                           1,656,000     170,115             0.0%
                  Tsui Wah Holdings, Ltd.                                              976,000     152,881             0.0%
#*                United Laboratories International Holdings, Ltd. (The)             3,727,500   2,337,174             0.0%
*                 Up Energy Development Group, Ltd.                                  2,252,000       7,006             0.0%
*                 Value Convergence Holdings, Ltd.                                     688,000     136,121             0.0%
                  Value Partners Group, Ltd.                                           711,000     656,999             0.0%
                  Vanke Property Overseas, Ltd.                                        123,000      77,818             0.0%
                  Vantage International Holdings, Ltd.                               1,038,000     153,158             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
HONG KONG -- (Continued)
                  Varitronix International, Ltd.                                     1,427,000 $    676,772             0.0%
                  Vedan International Holdings, Ltd.                                 1,292,000      157,547             0.0%
                  Victory City International Holdings, Ltd.                         12,654,814      439,098             0.0%
                  Vitasoy International Holdings, Ltd.                               1,682,000    3,320,126             0.0%
                  VST Holdings, Ltd.                                                 2,525,200      879,300             0.0%
#                 VTech Holdings, Ltd.                                                 487,400    6,172,436             0.0%
                  Wai Kee Holdings, Ltd.                                               222,000      107,973             0.0%
*                 Wan Kei Group Holdings, Ltd.                                         550,000       47,377             0.0%
                  Wang On Group, Ltd.                                                5,220,000       46,983             0.0%
                  WH Group, Ltd.                                                    16,049,000   14,318,161             0.1%
                  Wharf Holdings, Ltd. (The)                                         1,418,750   12,096,302             0.1%
                  Wheelock & Co., Ltd.                                               1,326,000   10,328,755             0.1%
                  Win Hanverky Holdings, Ltd.                                          876,000      128,211             0.0%
*                 Winfull Group Holdings, Ltd.                                       3,696,000       90,307             0.0%
                  Wing On Co. International, Ltd.                                      123,137      412,396             0.0%
                  Wing Tai Properties, Ltd.                                            390,000      258,186             0.0%
                  Wonderful Sky Financial Group Holdings, Ltd.                         122,000       33,216             0.0%
                  Wong's Kong King International                                       218,000       24,506             0.0%
*                 Wynn Macau, Ltd.                                                   1,242,400    2,723,402             0.0%
                  Xinyi Glass Holdings, Ltd.                                         8,190,000    7,257,420             0.1%
*                 Yat Sing Holdings, Ltd.                                              270,000      140,219             0.0%
*                 Yau Lee Holdings, Ltd.                                               134,000       18,409             0.0%
                  Yeebo International Holdings, Ltd.                                 1,006,000      486,008             0.0%
                  YGM Trading, Ltd.                                                    103,000      109,930             0.0%
*                 Yuan Heng Gas Holdings, Ltd.                                         512,000       47,330             0.0%
                  Yue Yuen Industrial Holdings, Ltd.                                 2,677,000   10,582,773             0.1%
                  Yugang International, Ltd.                                        12,884,000      283,117             0.0%
*                 ZH International Holdings, Ltd.                                      990,000       26,728             0.0%
                                                                                               ------------ ---------------
TOTAL HONG KONG                                                                                 645,992,941             3.1%
                                                                                               ------------ ---------------
IRELAND -- (0.5%)
*                 Bank of Ireland                                                   46,916,326   11,810,583             0.1%
                  C&C Group P.L.C.(B010DT8)                                             24,767      101,080             0.0%
                  C&C Group P.L.C.(B011Y09)                                            663,411    2,737,318             0.0%
                  CRH P.L.C.(0182704)                                                   71,685    2,613,703             0.0%
                  CRH P.L.C.(4182249)                                                  173,628    6,324,241             0.1%
                  CRH P.L.C. Sponsored ADR                                             605,171   21,979,811             0.1%
                  Datalex P.L.C.                                                         3,322       13,761             0.0%
*                 FBD Holdings P.L.C.(0329028)                                          18,709      168,135             0.0%
*                 FBD Holdings P.L.C.(4330231)                                          37,808      334,938             0.0%
                  Glanbia P.L.C.(0066950)                                               74,909    1,474,047             0.0%
                  Glanbia P.L.C.(4058629)                                              260,512    5,091,494             0.0%
                  IFG Group P.L.C.                                                      53,466       95,990             0.0%
*                 Independent News & Media P.L.C.                                    1,085,178      153,527             0.0%
                  Irish Continental Group P.L.C.                                       258,535    1,491,004             0.0%
*                 Kenmare Resources P.L.C.                                                 165          593             0.0%
                  Kerry Group P.L.C. Class A(0490656)                                   76,886    6,300,706             0.0%
                  Kerry Group P.L.C. Class A(4519579)                                   20,014    1,636,313             0.0%
                  Kingspan Group P.L.C.(0492793)                                        19,320      666,376             0.0%
                  Kingspan Group P.L.C.(4491235)                                       591,843   20,588,686             0.1%
                  Paddy Power Betfair P.L.C.(BWXC0Z1)                                   51,120    5,692,890             0.0%
                  Paddy Power Betfair P.L.C.(BWT6H89)                                   56,631    6,302,735             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
IRELAND -- (Continued)
                  Smurfit Kappa Group P.L.C.                                          625,848 $ 16,784,542             0.1%
                                                                                              ------------ ---------------
TOTAL IRELAND                                                                                  112,362,473             0.5%
                                                                                              ------------ ---------------
ISRAEL -- (0.7%)
#*                ADO Group, Ltd.                                                      24,213      303,977             0.0%
#*                Africa Israel Investments, Ltd.                                     715,013       88,433             0.0%
*                 Africa Israel Properties, Ltd.                                       41,131      828,141             0.0%
*                 Airport City, Ltd.                                                  164,513    2,176,753             0.0%
                  Albaad Massuot Yitzhak, Ltd.                                            660       11,335             0.0%
*                 Allot Communications, Ltd.                                           58,519      291,592             0.0%
#                 Alrov Properties and Lodgings, Ltd.                                  25,797      707,730             0.0%
                  Amot Investments, Ltd.                                              336,345    1,602,232             0.0%
                  Arad, Ltd.                                                            1,421       15,966             0.0%
                  Ashtrom Properties, Ltd.                                              3,135       14,406             0.0%
*                 AudioCodes, Ltd.(6415352)                                            12,744       83,494             0.0%
*                 AudioCodes, Ltd.(M15342104)                                           2,000       12,920             0.0%
                  Avgol Industries 1953, Ltd.                                         154,224      195,196             0.0%
*                 Azorim-Investment Development & Construction Co., Ltd.               20,709       24,909             0.0%
                  Azrieli Group, Ltd.                                                  62,261    3,311,876             0.0%
                  Bank Hapoalim BM                                                  2,558,428   15,955,149             0.1%
*                 Bank Leumi Le-Israel BM                                           3,709,868   17,349,795             0.1%
                  Bayside Land Corp.                                                    2,222      969,952             0.0%
                  Bezeq The Israeli Telecommunication Corp., Ltd.                   1,878,121    3,155,481             0.0%
                  Big Shopping Centers, Ltd.                                           11,913      865,397             0.0%
                  Blue Square Real Estate, Ltd.                                         9,433      443,424             0.0%
                  Brack Capital Properties NV                                           1,564      148,512             0.0%
#*                Cellcom Israel, Ltd.(B23WQK8)                                       147,613    1,453,501             0.0%
*                 Cellcom Israel, Ltd.(M2196U109)                                      43,866      433,835             0.0%
*                 Ceragon Networks, Ltd.                                               74,096      249,297             0.0%
#*                Clal Biotechnology Industries, Ltd.                                 168,288      176,105             0.0%
*                 Clal Insurance Enterprises Holdings, Ltd.                            93,887    1,527,809             0.0%
#*                Compugen, Ltd.                                                       16,989       68,435             0.0%
                  Delek Automotive Systems, Ltd.                                      104,519      916,400             0.0%
                  Delek Group, Ltd.                                                    10,217    2,300,169             0.0%
#                 Delta-Galil Industries, Ltd.                                         48,016    1,472,142             0.0%
                  Direct Insurance Financial Investments, Ltd.                         51,880      496,335             0.0%
                  El Al Israel Airlines                                             1,508,496    1,180,139             0.0%
                  Elbit Systems, Ltd.(6308913)                                         34,092    4,058,793             0.1%
                  Elbit Systems, Ltd.(M3760D101)                                        2,033      241,500             0.0%
                  Electra Consumer Products 1970, Ltd.                                 24,428      508,205             0.0%
                  Electra, Ltd.                                                         5,808    1,266,844             0.0%
                  Elron Electronic Industries, Ltd.                                     6,344       33,304             0.0%
#                 Energix-Renewable Energies, Ltd.                                     72,241       49,763             0.0%
*                 Equital, Ltd.                                                           429       11,831             0.0%
*                 Evogene, Ltd.                                                        33,343      171,146             0.0%
                  First International Bank Of Israel, Ltd.                            178,549    2,942,230             0.0%
                  FMS Enterprises Migun, Ltd.                                           8,047      283,369             0.0%
                  Formula Systems 1985, Ltd.                                           43,433    1,709,768             0.0%
#                 Fox Wizel, Ltd.                                                      18,128      413,378             0.0%
                  Frutarom Industries, Ltd.                                            58,434    3,434,808             0.0%
*                 Gilat Satellite Networks, Ltd.                                       75,394      385,049             0.0%
*                 Hadera Paper, Ltd.                                                    4,473      206,467             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
ISRAEL -- (Continued)
#                 Hamlet Israel-Canada, Ltd.                                           10,466 $    171,479             0.0%
                  Harel Insurance Investments & Financial Services, Ltd.              544,603    2,898,739             0.0%
#                 Hilan, Ltd.                                                          21,213      375,194             0.0%
                  IDI Insurance Co., Ltd.                                               9,117      486,151             0.0%
*                 Industrial Buildings Corp., Ltd.                                    150,519      205,988             0.0%
#                 Inrom Construction Industries, Ltd.                                   6,340       24,316             0.0%
                  Israel Chemicals, Ltd.                                              776,894    3,347,901             0.0%
*                 Israel Discount Bank, Ltd. Class A                                1,936,348    4,688,222             0.1%
                  Israel Land Development Co., Ltd. (The)                               7,214       62,430             0.0%
*                 Jerusalem Oil Exploration                                            44,147    2,566,726             0.0%
#*                Kamada, Ltd.                                                         42,374      304,773             0.0%
*                 Kenon Holdings, Ltd.                                                 32,019      398,724             0.0%
                  Kerur Holdings, Ltd.                                                  6,171      204,201             0.0%
                  Klil Industries, Ltd.                                                 2,085      229,109             0.0%
                  Magic Software Enterprises, Ltd.                                     10,713       84,735             0.0%
                  Matrix IT, Ltd.                                                     120,111    1,128,494             0.0%
#                 Maytronics, Ltd.                                                     88,328      373,278             0.0%
*                 Mazor Robotics, Ltd.                                                 29,389      519,171             0.0%
#*                Mazor Robotics, Ltd. Sponsored ADR                                    6,362      226,805             0.0%
                  Meitav DS Investments, Ltd.                                          28,777      116,306             0.0%
                  Melisron, Ltd.                                                       43,597    2,374,052             0.0%
                  Menora Mivtachim Holdings, Ltd.                                      79,980      924,360             0.0%
                  Migdal Insurance & Financial Holding, Ltd.                        1,285,598    1,266,541             0.0%
                  Mivtach Shamir Holdings, Ltd.                                        14,882      328,224             0.0%
                  Mizrahi Tefahot Bank, Ltd.                                          534,321    8,619,373             0.1%
*                 Naphtha Israel Petroleum Corp., Ltd.                                115,848      936,749             0.0%
                  Neto ME Holdings, Ltd.                                                1,543      170,390             0.0%
#                 Nice, Ltd. Sponsored ADR                                             42,401    2,859,948             0.0%
*                 Nova Measuring Instruments, Ltd.                                     35,699      709,607             0.0%
                  Oil Refineries, Ltd.                                              4,640,405    1,845,889             0.0%
#*                Partner Communications Co., Ltd.                                    256,295    1,253,441             0.0%
*                 Partner Communications Co., Ltd. ADR                                 11,519       53,909             0.0%
                  Paz Oil Co., Ltd.                                                    16,887    2,758,462             0.0%
*                 Phoenix Holdings, Ltd. (The)                                        215,790      945,345             0.0%
                  Plasson Industries, Ltd.                                              2,216       75,284             0.0%
                  Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.                 21,022    1,004,533             0.0%
*                 Redhill Biopharma, Ltd. Sponsored ADR                                 1,200       12,072             0.0%
#                 Scope Metals Group, Ltd.                                             18,009      507,809             0.0%
#                 Shapir Engineering and Industry, Ltd.                               182,361      516,704             0.0%
#                 Shikun & Binui, Ltd.                                              1,218,804    3,199,691             0.0%
                  Shufersal, Ltd.                                                     325,186    1,604,046             0.0%
                  Strauss Group, Ltd.                                                  72,926    1,283,949             0.0%
                  Summit Real Estate Holdings, Ltd.                                    23,075      171,737             0.0%
#                 Tadiran Holdings, Ltd.                                                7,948      209,745             0.0%
                  Teva Pharmaceutical Industries, Ltd.                                    264        8,373             0.0%
                  Teva Pharmaceutical Industries, Ltd. Sponsored ADR                  570,084   18,003,253             0.1%
*                 Tower Semiconductor, Ltd.(6320605)                                   22,626      493,997             0.0%
#*                Tower Semiconductor, Ltd.(M87915274)                                165,162    3,554,286             0.1%
*                 Union Bank of Israel                                                 90,957      396,564             0.0%
                                                                                              ------------ ---------------
TOTAL ISRAEL                                                                                   149,048,367             0.7%
                                                                                              ------------ ---------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
ITALY -- (2.6%)
                  A2A SpA                                                           5,365,098 $ 7,974,329             0.1%
                  ACEA SpA                                                            167,399   2,408,676             0.0%
#*                Aeffe SpA                                                            68,280     103,088             0.0%
                  Amplifon SpA                                                        259,400   3,313,616             0.0%
                  Anima Holding SpA                                                 1,076,743   7,038,888             0.0%
                  Ansaldo STS SpA                                                     198,730   2,666,924             0.0%
*                 Arnoldo Mondadori Editore SpA                                       590,964   1,173,376             0.0%
                  Ascopiave SpA                                                       311,680   1,230,007             0.0%
                  Assicurazioni Generali SpA                                        2,476,453  39,227,046             0.2%
                  Astaldi SpA                                                         232,773   1,526,813             0.0%
                  Atlantia SpA                                                        285,393   7,237,324             0.0%
                  Autogrill SpA                                                       305,506   3,474,500             0.0%
                  Azimut Holding SpA                                                  247,274   4,823,505             0.0%
#*                Banca Carige SpA                                                    595,570     165,403             0.0%
#                 Banca Finnat Euramerica SpA                                         202,150      80,913             0.0%
                  Banca Generali SpA                                                  135,760   3,901,174             0.0%
                  Banca IFIS SpA                                                      111,583   4,813,298             0.0%
                  Banca Mediolanum SpA                                                875,178   6,694,063             0.0%
#*                Banca Monte dei Paschi di Siena SpA                                  20,323     333,841             0.0%
                  Banca Popolare di Sondrio SCPA                                    1,380,726   5,144,194             0.0%
#                 Banca Profilo SpA                                                   708,896     164,995             0.0%
                  Banco BPM SpA                                                     4,646,526  13,570,193             0.1%
                  Banco di Desio e della Brianza SpA                                   33,828      92,366             0.0%
                  BasicNet SpA                                                         90,710     354,577             0.0%
                  BE                                                                  292,959     342,915             0.0%
                  Biesse SpA                                                           74,766   2,302,437             0.0%
#                 BPER Banca                                                        2,331,282  12,753,657             0.1%
                  Brembo SpA                                                           79,742   6,265,061             0.0%
#                 Brunello Cucinelli SpA                                               48,295   1,265,511             0.0%
                  Buzzi Unicem SpA                                                    319,162   8,201,296             0.1%
#                 Cairo Communication SpA                                              95,214     466,425             0.0%
                  Cembre SpA                                                            7,988     174,922             0.0%
                  Cementir Holding SpA                                                227,374   1,370,949             0.0%
                  Cerved Information Solutions SpA                                    291,073   3,107,555             0.0%
                  CIR-Compagnie Industriali Riunite SpA                             1,511,939   2,431,822             0.0%
                  CNH Industrial NV                                                 1,464,786  16,153,006             0.1%
                  Credito Emiliano SpA                                                344,044   2,405,264             0.0%
#                 Credito Valtellinese SpA                                            460,677   1,665,183             0.0%
#                 d'Amico International Shipping SA                                   512,424     190,382             0.0%
                  Danieli & C Officine Meccaniche SpA                                  47,932   1,198,289             0.0%
                  Datalogic SpA                                                        39,244   1,076,311             0.0%
                  Davide Campari-Milano SpA                                           704,199   8,326,781             0.1%
                  De' Longhi SpA                                                       96,070   2,928,836             0.0%
                  DeA Capital SpA                                                     174,689     285,449             0.0%
                  DiaSorin SpA                                                         41,449   3,106,791             0.0%
#                 Ei Towers SpA                                                        77,912   4,496,672             0.0%
                  El.En. SpA                                                           33,342   1,187,497             0.0%
                  Elica SpA                                                             6,214      11,237             0.0%
                  Emak SpA                                                             26,521      46,066             0.0%
                  Enel SpA                                                          3,370,856  16,025,666             0.1%
#                 Eni SpA                                                           2,230,601  34,598,875             0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
ITALY -- (Continued)
#                 Eni SpA Sponsored ADR                                               214,005 $ 6,629,875             0.0%
*                 ePrice SpA                                                           11,820      54,707             0.0%
#                 ERG SpA                                                             205,538   2,551,519             0.0%
                  Esprinet SpA                                                        121,999     997,961             0.0%
#*                Eurotech SpA                                                         93,990     166,875             0.0%
                  Falck Renewables SpA                                                830,810   1,028,003             0.0%
                  Ferrari NV(BD6G507)                                                 159,399  11,991,000             0.1%
                  Ferrari NV(N3167Y103)                                                   890      66,928             0.0%
#*                Fiat Chrysler Automobiles NV(N31738102)                             333,476   3,791,622             0.0%
*                 Fiat Chrysler Automobiles NV(BRJFWP3)                             2,547,254  28,932,983             0.2%
                  Fila SpA                                                             17,924     366,474             0.0%
#*                Fincantieri SpA                                                     809,387     792,047             0.0%
                  FinecoBank Banca Fineco SpA                                         506,823   3,610,475             0.0%
                  FNM SpA                                                             405,320     239,879             0.0%
#                 Geox SpA                                                            272,993     737,793             0.0%
*                 Gruppo Editoriale L'Espresso SpA                                    670,978     616,381             0.0%
                  Gruppo MutuiOnline SpA                                               35,948     472,603             0.0%
                  Hera SpA                                                          1,558,332   4,456,906             0.0%
                  IMMSI SpA                                                           773,083     326,880             0.0%
                  Industria Macchine Automatiche SpA                                   39,048   3,442,442             0.0%
                  Infrastrutture Wireless Italiane SpA                                153,815     850,674             0.0%
#*                Intek Group SpA                                                   1,101,521     293,294             0.0%
                  Interpump Group SpA                                                 276,527   7,333,361             0.1%
                  Intesa Sanpaolo SpA                                               8,823,531  25,756,759             0.1%
                  Iren SpA                                                          1,338,809   2,821,079             0.0%
*                 Italgas SpA                                                         914,150   4,132,779             0.0%
                  Italmobiliare SpA                                                    25,862   1,449,366             0.0%
#*                Juventus Football Club SpA                                        1,175,852   1,084,645             0.0%
                  La Doria SpA                                                         36,006     444,305             0.0%
*                 Leonardo SpA                                                        770,156  12,102,731             0.1%
#                 Luxottica Group SpA                                                  70,933   4,100,685             0.0%
                  Luxottica Group SpA Sponsored ADR                                    13,059     754,810             0.0%
#                 Maire Tecnimont SpA                                                 299,417   1,189,628             0.0%
#                 MARR SpA                                                             70,958   1,713,268             0.0%
#                 Mediaset SpA                                                      3,331,187  13,613,560             0.1%
                  Mediobanca SpA                                                    1,415,105  13,608,440             0.1%
                  Moncler SpA                                                         363,132   8,956,648             0.1%
                  Nice SpA                                                             16,046      60,732             0.0%
                  OVS SpA                                                             186,125   1,238,961             0.0%
*                 Panariagroup Industrie Ceramiche SpA                                 21,253     140,812             0.0%
#                 Parmalat SpA                                                        940,062   3,185,624             0.0%
#                 Piaggio & C SpA                                                     830,893   1,721,892             0.0%
                  Poste Italiane SpA                                                  568,179   3,890,805             0.0%
#*                Prelios SpA                                                         159,284      16,827             0.0%
#                 Prima Industrie SpA                                                  18,585     518,950             0.0%
                  Prysmian SpA                                                        395,387  11,410,347             0.1%
                  Recordati SpA                                                       171,017   6,337,936             0.0%
#                 Reno de Medici SpA                                                  482,213     182,080             0.0%
                  Reply SpA                                                             8,124   1,422,981             0.0%
#*                Retelit SpA                                                         487,600     710,918             0.0%
#                 Sabaf SpA                                                             7,034     100,167             0.0%
                  SAES Getters SpA                                                     49,829     974,724             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
ITALY -- (Continued)
*                 Safilo Group SpA                                                     190,246 $  1,373,423             0.0%
*                 Saipem SpA                                                        22,294,892    9,596,590             0.1%
                  Salini Impregilo SpA                                                 970,107    3,301,257             0.0%
#                 Salvatore Ferragamo SpA                                              141,774    4,539,926             0.0%
#                 Saras SpA                                                          2,113,787    4,416,095             0.0%
#                 SAVE SpA                                                              31,515      747,749             0.0%
                  Servizi Italia SpA                                                     3,824       17,942             0.0%
                  Sesa SpA                                                               1,268       32,615             0.0%
#*                Snaitech SpA                                                         412,090      617,472             0.0%
                  Snam SpA                                                           1,101,001    4,864,295             0.0%
                  Societa Cattolica di Assicurazioni SCRL                              617,519    5,488,705             0.0%
                  Societa Iniziative Autostradali e Servizi SpA                        262,608    2,647,174             0.0%
*                 Sogefi SpA                                                           266,251    1,371,317             0.0%
                  SOL SpA                                                               56,909      613,591             0.0%
                  Tamburi Investment Partners SpA                                      144,413      798,795             0.0%
*                 Telecom Italia SpA                                                20,588,172   18,273,895             0.1%
*                 Telecom Italia SpA Sponsored ADR                                     331,845    2,953,421             0.0%
#                 Tenaris SA                                                           133,475    2,085,133             0.0%
#                 Tenaris SA ADR                                                        10,207      318,765             0.0%
#                 Terna Rete Elettrica Nazionale SpA                                 1,707,629    8,609,572             0.1%
#*                Tiscali SpA                                                        6,190,063      311,836             0.0%
#                 Tod's SpA                                                             57,604    4,450,921             0.0%
#*                Trevi Finanziaria Industriale SpA                                    461,725      458,666             0.0%
                  TXT e-solutions SpA                                                   10,420      121,545             0.0%
*                 UniCredit SpA                                                      1,645,560   26,793,808             0.1%
#                 Unione di Banche Italiane SpA                                      3,826,377   16,122,592             0.1%
                  Unipol Gruppo Finanziario SpA                                      2,092,867    9,333,727             0.1%
                  UnipolSai Assicurazioni SpA                                        3,387,200    7,780,737             0.1%
                  Vittoria Assicurazioni SpA                                            99,345    1,332,400             0.0%
#*                Yoox Net-A-Porter Group SpA                                          114,167    3,033,694             0.0%
                  Zignago Vetro SpA                                                     51,856      428,138             0.0%
                                                                                               ------------ ---------------
TOTAL ITALY                                                                                     596,126,901             2.8%
                                                                                               ------------ ---------------
JAPAN -- (21.5%)
                  NJS Co., Ltd.                                                          9,000      110,990             0.0%
                  77 Bank, Ltd. (The)                                                1,563,372    6,761,581             0.1%
                  A&A Material Corp.                                                    42,000       45,606             0.0%
                  A&D Co., Ltd.                                                         51,600      204,187             0.0%
                  ABC-Mart, Inc.                                                        27,500    1,528,716             0.0%
#*                Access Co., Ltd.                                                      41,600      303,204             0.0%
#                 Accretive Co., Ltd.                                                   69,600      223,597             0.0%
                  Achilles Corp.                                                        58,300      936,693             0.0%
#*                Acom Co., Ltd.                                                       108,700      482,821             0.0%
#                 AD Works Co., Ltd.                                                   211,100       73,938             0.0%
                  Ad-sol Nissin Corp.                                                    2,300       25,649             0.0%
                  Adastria Co., Ltd.                                                   108,100    2,684,782             0.0%
                  ADEKA Corp.                                                          328,600    4,850,395             0.0%
#                 Adtec Plasma Technology Co., Ltd.                                      6,200       90,328             0.0%
                  Advan Co., Ltd.                                                       55,100      574,740             0.0%
                  Advanex, Inc.                                                          6,800       91,629             0.0%
#                 Advantest Corp.                                                      224,100    4,187,631             0.0%
                  Adventure, Inc.                                                        1,100       97,552             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Aeon Co., Ltd.                                                    1,682,969 $24,943,096             0.1%
                  Aeon Delight Co., Ltd.                                               80,300   2,450,310             0.0%
                  Aeon Fantasy Co., Ltd.                                               39,600   1,041,214             0.0%
#                 AEON Financial Service Co., Ltd.                                    307,600   5,911,406             0.1%
#                 Aeon Hokkaido Corp.                                                  88,600     477,730             0.0%
#                 Aeon Mall Co., Ltd.                                                 144,120   2,450,994             0.0%
*                 AGORA Hospitality Group Co., Ltd.                                    41,000      12,518             0.0%
#                 Agro-Kanesho Co., Ltd.                                               23,600     323,810             0.0%
                  Ahresty Corp.                                                        87,000     869,746             0.0%
#                 Ai Holdings Corp.                                                    68,300   1,679,624             0.0%
                  Aica Kogyo Co., Ltd.                                                123,800   3,528,553             0.0%
                  Aichi Bank, Ltd. (The)                                               31,600   1,744,588             0.0%
                  Aichi Corp.                                                         103,700     766,152             0.0%
                  Aichi Steel Corp.                                                    48,400   1,892,322             0.0%
#                 Aichi Tokei Denki Co., Ltd.                                           7,000     233,896             0.0%
                  Aida Engineering, Ltd.                                              196,200   1,708,271             0.0%
#                 Ain Holdings, Inc.                                                   60,100   4,163,474             0.0%
                  Aiphone Co., Ltd.                                                    25,100     392,090             0.0%
                  Air Water, Inc.                                                     408,000   7,858,457             0.1%
                  Airport Facilities Co., Ltd.                                         81,800     428,754             0.0%
                  Aisan Industry Co., Ltd.                                            144,300   1,297,135             0.0%
#                 Aisan Technology Co., Ltd.                                            4,200     133,870             0.0%
                  Aisin Seiki Co., Ltd.                                               389,782  19,090,413             0.1%
                  AIT Corp.                                                            10,400      95,182             0.0%
                  Aizawa Securities Co., Ltd.                                         129,100     786,659             0.0%
                  Ajinomoto Co., Inc.                                                 429,000   8,359,593             0.1%
                  Ajis Co., Ltd.                                                        6,200     118,117             0.0%
#*                Akebono Brake Industry Co., Ltd.                                    574,930   1,838,931             0.0%
                  Akita Bank, Ltd. (The)                                              535,000   1,700,728             0.0%
                  Albis Co., Ltd.                                                       7,300     240,795             0.0%
                  Alconix Corp.                                                        43,200     758,643             0.0%
                  Alfresa Holdings Corp.                                              266,900   4,819,583             0.0%
                  Alinco, Inc.                                                         44,100     389,365             0.0%
#*                Allied Architects, Inc.                                               3,000     121,621             0.0%
#                 Alpen Co., Ltd.                                                      79,000   1,416,625             0.0%
#                 Alpha Corp.                                                           3,500      63,170             0.0%
                  Alpha Systems, Inc.                                                  13,420     231,332             0.0%
                  Alpine Electronics, Inc.                                            197,800   2,878,258             0.0%
#                 Alps Electric Co., Ltd.                                             275,800   8,106,509             0.1%
                  Alps Logistics Co., Ltd.                                             24,800     169,190             0.0%
                  Altech Corp.                                                         18,600     604,994             0.0%
                  Amada Holdings Co., Ltd.                                            503,100   5,981,519             0.1%
                  Amano Corp.                                                         205,600   4,391,077             0.0%
                  Amiyaki Tei Co., Ltd.                                                15,900     596,294             0.0%
                  Amuse, Inc.                                                          50,800   1,165,652             0.0%
                  ANA Holdings, Inc.                                                  551,000   1,659,761             0.0%
                  Anest Iwata Corp.                                                    82,700     727,291             0.0%
*                 Anicom Holdings, Inc.                                                30,800     735,166             0.0%
                  Anritsu Corp.                                                       328,400   2,656,086             0.0%
                  AOI Electronic Co., Ltd.                                              5,500     167,901             0.0%
                  AOI TYO Holdings, Inc.                                               47,310     347,154             0.0%
                  AOKI Holdings, Inc.                                                 183,900   2,271,596             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Aomori Bank, Ltd. (The)                                             670,000 $ 2,333,068             0.0%
                  Aoyama Trading Co., Ltd.                                            197,100   7,042,051             0.1%
                  Aoyama Zaisan Networks Co., Ltd.                                     24,800     157,942             0.0%
                  Aozora Bank, Ltd.                                                 1,643,000   5,986,617             0.1%
#                 Apamanshop Holdings Co., Ltd.                                        22,000     142,280             0.0%
*                 Apic Yamada Corp.                                                    20,200      95,159             0.0%
                  Arakawa Chemical Industries, Ltd.                                    66,400   1,174,110             0.0%
#                 Arata Corp.                                                          14,100     381,086             0.0%
#                 Araya Industrial Co., Ltd.                                          104,000     193,112             0.0%
                  Arcland Sakamoto Co., Ltd.                                          104,400   1,291,450             0.0%
                  Arcland Service Holdings Co., Ltd.                                   18,000     496,500             0.0%
                  Arcs Co., Ltd.                                                      123,673   2,649,027             0.0%
#                 Ardepro Co., Ltd.                                                   394,000     483,875             0.0%
                  Argo Graphics, Inc.                                                  10,400     234,079             0.0%
#                 Ariake Japan Co., Ltd.                                               25,200   1,596,465             0.0%
*                 Arisawa Manufacturing Co., Ltd.                                     147,500   1,045,826             0.0%
#*                Arrk Corp.                                                          246,100     225,025             0.0%
                  Artnature, Inc.                                                      75,500     483,990             0.0%
                  ArtSpark Holdings, Inc.                                              16,100     181,951             0.0%
                  As One Corp.                                                         30,690   1,358,779             0.0%
                  Asahi Broadcasting Corp.                                             10,100      68,991             0.0%
                  Asahi Co., Ltd.                                                      62,800     803,670             0.0%
                  Asahi Diamond Industrial Co., Ltd.                                  203,700   1,563,630             0.0%
                  Asahi Glass Co., Ltd.                                             1,589,000  13,767,977             0.1%
                  Asahi Group Holdings, Ltd.                                          153,100   5,784,685             0.0%
                  Asahi Holdings, Inc.                                                 91,100   1,699,220             0.0%
                  Asahi Intecc Co., Ltd.                                               52,800   2,347,288             0.0%
                  Asahi Kasei Corp.                                                 2,623,000  25,011,886             0.1%
                  Asahi Kogyosha Co., Ltd.                                              9,400     258,771             0.0%
                  Asahi Net, Inc.                                                       5,600      26,133             0.0%
                  Asahi Yukizai Corp.                                                 246,000     512,084             0.0%
                  Asante, Inc.                                                         12,600     191,577             0.0%
                  Asanuma Corp.                                                       272,000     793,213             0.0%
                  Asatsu-DK, Inc.                                                      85,500   2,218,792             0.0%
                  Asax Co., Ltd.                                                        2,200      31,133             0.0%
*                 Ascot Corp.                                                          10,700      38,378             0.0%
                  Ashimori Industry Co., Ltd.                                         203,000     296,767             0.0%
#                 Asia Pile Holdings Corp.                                             69,600     378,777             0.0%
#                 Asics Corp.                                                         192,100   3,399,901             0.0%
                  ASKA Pharmaceutical Co., Ltd.                                        65,200     957,799             0.0%
#                 ASKUL Corp.                                                          42,400   1,234,882             0.0%
                  Astellas Pharma, Inc.                                               735,000   9,692,526             0.1%
                  Asunaro Aoki Construction Co., Ltd.                                  51,400     378,305             0.0%
#                 Ateam, Inc.                                                          25,700     675,402             0.0%
#                 Atom Corp.                                                          184,100   1,197,217             0.0%
                  Atsugi Co., Ltd.                                                    723,000     868,891             0.0%
                  Autobacs Seven Co., Ltd.                                            182,000   2,754,740             0.0%
                  Avex Group Holdings, Inc.                                           145,300   2,136,957             0.0%
                  Awa Bank, Ltd. (The)                                                740,000   4,887,938             0.0%
                  Axell Corp.                                                          25,600     168,374             0.0%
                  Axial Retailing, Inc.                                                46,000   1,761,347             0.0%
                  Azbil Corp.                                                         130,700   4,400,652             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
JAPAN -- (Continued)
                  Bandai Namco Holdings, Inc.                                       159,200 $ 4,996,745             0.0%
                  Bando Chemical Industries, Ltd.                                   129,000   1,182,002             0.0%
#                 Bank of Iwate, Ltd. (The)                                          65,500   2,678,091             0.0%
                  Bank of Kochi, Ltd. (The)                                         115,000     131,037             0.0%
                  Bank of Kyoto, Ltd. (The)                                         802,000   6,351,554             0.1%
#                 Bank of Nagoya, Ltd. (The)                                         65,099   2,389,962             0.0%
                  Bank of Okinawa, Ltd. (The)                                        82,540   3,181,426             0.0%
                  Bank of Saga, Ltd. (The)                                          547,000   1,458,199             0.0%
                  Bank of the Ryukyus, Ltd.                                         102,300   1,410,675             0.0%
#                 Beenos, Inc.                                                        7,800      99,635             0.0%
                  Belc Co., Ltd.                                                     44,638   1,985,300             0.0%
                  Bell System24 Holdings, Inc.                                      106,700   1,019,168             0.0%
                  Belluna Co., Ltd.                                                 195,500   1,792,613             0.0%
                  Benefit One, Inc.                                                  40,700   1,243,864             0.0%
                  Benesse Holdings, Inc.                                            147,200   4,442,094             0.0%
                  Best Denki Co., Ltd.                                              227,400     330,471             0.0%
                  Bic Camera, Inc.                                                  423,300   4,212,998             0.0%
                  BML, Inc.                                                         103,100   2,250,353             0.0%
#                 Bookoff Corp.                                                      35,600     250,494             0.0%
                  BP Castrol K.K.                                                    20,200     313,156             0.0%
                  Bridgestone Corp.                                                 502,600  20,964,074             0.1%
                  Broadband Tower, Inc.                                             118,600     254,405             0.0%
                  Broadleaf Co., Ltd.                                               151,800     985,168             0.0%
#*                Broadmedia Corp.                                                  121,300      96,742             0.0%
#                 BRONCO BILLY Co., Ltd.                                             19,700     451,137             0.0%
                  Brother Industries, Ltd.                                          659,600  13,571,676             0.1%
                  Bunka Shutter Co., Ltd.                                           179,800   1,381,538             0.0%
                  C Uyemura & Co., Ltd.                                               3,700     193,885             0.0%
                  CAC Holdings Corp.                                                 41,900     397,800             0.0%
#                 Calbee, Inc.                                                       51,900   1,814,500             0.0%
                  Can Do Co., Ltd.                                                   25,400     384,754             0.0%
                  Canare Electric Co., Ltd.                                           1,300      25,670             0.0%
                  Canon Electronics, Inc.                                            76,900   1,431,448             0.0%
                  Canon Marketing Japan, Inc.                                       127,900   2,695,444             0.0%
                  Canon, Inc.                                                       369,334  12,257,447             0.1%
#                 Canon, Inc. Sponsored ADR                                          57,577   1,912,132             0.0%
#                 Capcom Co., Ltd.                                                  143,000   3,084,478             0.0%
                  Career Design Center Co., Ltd.                                     10,200     111,657             0.0%
                  Carlit Holdings Co., Ltd.                                          51,800     264,369             0.0%
#                 Casio Computer Co., Ltd.                                          443,600   6,251,874             0.1%
                  Cawachi, Ltd.                                                      70,600   1,856,399             0.0%
                  Central Automotive Products, Ltd.                                   2,600      26,941             0.0%
                  Central Glass Co., Ltd.                                           825,000   3,564,453             0.0%
                  Central Japan Railway Co.                                          31,600   5,299,591             0.0%
#                 Central Security Patrols Co., Ltd.                                 23,500     366,113             0.0%
                  Central Sports Co., Ltd.                                           18,700     555,225             0.0%
#                 Ceres, Inc.                                                         7,900     101,024             0.0%
                  Chiba Bank, Ltd. (The)                                            863,000   5,781,274             0.0%
                  Chiba Kogyo Bank, Ltd. (The)                                      188,700   1,087,743             0.0%
                  Chilled & Frozen Logistics Holdings Co., Ltd.                       1,300      17,010             0.0%
                  CHIMNEY Co., Ltd.                                                   9,000     227,739             0.0%
                  Chino Corp.                                                        13,300     147,595             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Chiyoda Co., Ltd.                                                    52,400 $ 1,307,339             0.0%
#                 Chiyoda Corp.                                                       571,000   3,796,320             0.0%
                  Chiyoda Integre Co., Ltd.                                            46,300   1,019,292             0.0%
                  Chofu Seisakusho Co., Ltd.                                           83,100   1,988,122             0.0%
                  Chori Co., Ltd.                                                      34,100     608,550             0.0%
                  Chubu Electric Power Co., Inc.                                      308,900   4,147,581             0.0%
                  Chubu Shiryo Co., Ltd.                                               89,500   1,058,817             0.0%
                  Chudenko Corp.                                                      135,100   2,964,428             0.0%
                  Chuetsu Pulp & Paper Co., Ltd.                                      344,000     731,078             0.0%
*                 Chugai Mining Co., Ltd.                                             259,700      60,648             0.0%
                  Chugai Pharmaceutical Co., Ltd.                                      20,800     739,109             0.0%
                  Chugai Ro Co., Ltd.                                                 166,000     323,317             0.0%
                  Chugoku Bank, Ltd. (The)                                            412,800   6,132,550             0.1%
                  Chugoku Electric Power Co., Inc. (The)                              133,500   1,455,339             0.0%
                  Chugoku Marine Paints, Ltd.                                         249,700   1,846,727             0.0%
                  Chukyo Bank, Ltd. (The)                                              44,500     930,046             0.0%
                  Chuo Gyorui Co., Ltd.                                                38,000      94,110             0.0%
                  Chuo Spring Co., Ltd.                                                60,000     179,294             0.0%
                  CI Takiron Corp.                                                    155,000     786,369             0.0%
                  Ci:z Holdings Co., Ltd.                                              62,800   1,844,433             0.0%
                  Citizen Watch Co., Ltd.                                             847,950   5,625,702             0.0%
                  CKD Corp.                                                           163,600   2,048,718             0.0%
                  Clarion Co., Ltd.                                                   558,000   2,215,405             0.0%
                  Cleanup Corp.                                                        83,200     600,766             0.0%
#                 CMIC Holdings Co., Ltd.                                              43,300     559,300             0.0%
*                 CMK Corp.                                                           244,200   1,606,549             0.0%
                  Coca-Cola Bottlers Japan, Inc.                                      354,952  10,583,752             0.1%
                  Cocokara fine, Inc.                                                  55,220   2,610,780             0.0%
#                 COLOPL, Inc.                                                        231,100   2,133,847             0.0%
#                 Colowide Co., Ltd.                                                  135,600   2,226,449             0.0%
                  Computer Engineering & Consulting, Ltd.                              49,200     920,482             0.0%
                  Computer Institute of Japan, Ltd.                                     2,300      11,539             0.0%
                  COMSYS Holdings Corp.                                               232,000   4,413,323             0.0%
                  Comture Corp.                                                         8,400     284,405             0.0%
                  Concordia Financial Group, Ltd.                                   1,242,286   5,714,264             0.0%
                  CONEXIO Corp.                                                        57,200     875,967             0.0%
#                 COOKPAD, Inc.                                                       109,300     869,627             0.0%
#                 Core Corp.                                                            1,800      20,418             0.0%
                  Corona Corp.                                                         56,200     574,794             0.0%
#                 Cosel Co., Ltd.                                                      35,500     452,305             0.0%
                  Cosmo Energy Holdings Co., Ltd.                                     284,300   4,503,175             0.0%
                  Cosmos Initia Co., Ltd.                                              17,500      61,188             0.0%
                  Cosmos Pharmaceutical Corp.                                          10,600   2,144,769             0.0%
                  CRE, Inc.                                                             9,100     127,273             0.0%
                  Create Medic Co., Ltd.                                                3,500      30,456             0.0%
#                 Create Restaurants Holdings, Inc.                                   113,500     919,456             0.0%
                  Create SD Holdings Co., Ltd.                                         48,800   1,146,258             0.0%
                  Credit Saison Co., Ltd.                                             380,000   6,924,199             0.1%
                  Creek & River Co., Ltd.                                              10,400      91,901             0.0%
#                 Cresco, Ltd.                                                         34,200     899,608             0.0%
#*                CROOZ, Inc.                                                          19,800     609,278             0.0%
                  CTI Engineering Co., Ltd.                                            40,700     398,558             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  CTS Co., Ltd.                                                         6,000 $    37,758             0.0%
                  CyberAgent, Inc.                                                    115,600   3,591,671             0.0%
#*                CYBERDYNE, Inc.                                                      19,300     272,681             0.0%
#                 Cybernet Systems Co., Ltd.                                           47,600     308,222             0.0%
                  Cybozu, Inc.                                                          3,300      13,346             0.0%
                  D.A. Consortium Holdings, Inc.                                       85,400   1,087,529             0.0%
                  Dai Nippon Printing Co., Ltd.                                       664,000   7,392,078             0.1%
                  Dai Nippon Toryo Co., Ltd.                                          410,000     937,956             0.0%
                  Dai-Dan Co., Ltd.                                                    55,000     538,279             0.0%
                  Dai-ichi Life Holdings, Inc.                                        983,600  16,760,545             0.1%
                  Dai-ichi Seiko Co., Ltd.                                             38,200     561,609             0.0%
                  Daibiru Corp.                                                       224,000   2,067,085             0.0%
                  Daicel Corp.                                                        653,300   7,499,643             0.1%
                  Daido Kogyo Co., Ltd.                                                99,000     251,397             0.0%
                  Daido Metal Co., Ltd.                                               145,200   1,295,620             0.0%
                  Daido Steel Co., Ltd.                                             1,312,000   7,305,418             0.1%
#                 Daidoh, Ltd.                                                         62,500     243,924             0.0%
                  Daifuku Co., Ltd.                                                   194,300   4,911,446             0.0%
#                 Daihatsu Diesel Manufacturing Co., Ltd.                              54,300     350,135             0.0%
                  Daihen Corp.                                                        259,000   1,644,464             0.0%
                  Daiho Corp.                                                         328,000   1,598,279             0.0%
                  Daiichi Jitsugyo Co., Ltd.                                          166,000   1,042,325             0.0%
                  Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                               59,500     573,407             0.0%
                  Daiichi Sankyo Co., Ltd.                                            349,800   7,773,897             0.1%
                  Daiichikosho Co., Ltd.                                               84,000   3,645,765             0.0%
                  Daiken Corp.                                                         37,000     701,350             0.0%
#                 Daiken Medical Co., Ltd.                                             32,300     235,701             0.0%
                  Daiki Aluminium Industry Co., Ltd.                                  124,000     587,433             0.0%
                  Daikin Industries, Ltd.                                              60,100   5,843,133             0.1%
#                 Daikoku Denki Co., Ltd.                                              39,600     570,503             0.0%
                  Daikokutenbussan Co., Ltd.                                           20,300     969,792             0.0%
#*                Daikokuya Holdings Co., Ltd.                                        265,600     162,071             0.0%
                  Daikyo, Inc.                                                      1,243,392   2,589,425             0.0%
                  Daikyonishikawa Corp.                                               179,600   2,283,105             0.0%
#                 Dainichi Co., Ltd.                                                   12,700      81,196             0.0%
                  Dainichiseika Color & Chemicals Manufacturing Co., Ltd.             282,000   1,926,105             0.0%
#                 Daio Paper Corp.                                                    297,000   3,765,286             0.0%
                  Daisan Bank, Ltd. (The)                                              51,000     777,016             0.0%
                  Daiseki Co., Ltd.                                                    70,325   1,568,315             0.0%
                  Daiseki Eco. Solution Co., Ltd.                                      14,600     171,198             0.0%
                  Daishi Bank, Ltd. (The)                                           1,104,000   4,432,388             0.0%
#                 Daishinku Corp.                                                      36,400     443,218             0.0%
                  Daisue Construction Co., Ltd.                                        18,700     159,667             0.0%
                  Daisyo Corp.                                                         23,700     342,352             0.0%
                  Daito Bank, Ltd. (The)                                              271,000     403,718             0.0%
#                 Daito Pharmaceutical Co., Ltd.                                       54,300   1,115,298             0.0%
                  Daito Trust Construction Co., Ltd.                                   46,800   6,886,763             0.1%
                  Daitron Co., Ltd.                                                    17,100     174,055             0.0%
                  Daiwa House Industry Co., Ltd.                                      345,600  10,274,330             0.1%
                  Daiwa Industries, Ltd.                                               99,200     977,448             0.0%
                  Daiwa Securities Group, Inc.                                      2,211,000  13,450,336             0.1%
                  Daiwabo Holdings Co., Ltd.                                          785,000   2,760,774             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  DCM Holdings Co., Ltd.                                              469,480 $ 4,087,410             0.0%
#                 Dena Co., Ltd.                                                      239,600   5,136,368             0.0%
                  Denka Co., Ltd.                                                   1,718,000   8,851,684             0.1%
                  Denki Kogyo Co., Ltd.                                               178,000     870,228             0.0%
                  Densan System Co., Ltd.                                               8,400     127,038             0.0%
                  Denso Corp.                                                         215,100   9,283,208             0.1%
                  Dentsu, Inc.                                                         84,600   4,775,425             0.0%
                  Denyo Co., Ltd.                                                      54,200     794,804             0.0%
                  Descente, Ltd.                                                      125,800   1,525,984             0.0%
                  Designone Japan, Inc.                                                 3,500      46,785             0.0%
*                 Dexerials Corp.                                                      72,500     651,934             0.0%
                  DIC Corp.                                                           326,300  11,615,209             0.1%
                  Digital Arts, Inc.                                                   22,800     633,290             0.0%
                  Digital Garage, Inc.                                                 32,300     683,752             0.0%
#                 Dip Corp.                                                            72,400   1,599,692             0.0%
                  Disco Corp.                                                          34,600   5,472,960             0.0%
                  DKS Co., Ltd.                                                       195,000     790,632             0.0%
                  DMG Mori Co., Ltd.                                                  556,300   9,185,814             0.1%
                  DMW Corp.                                                               900      15,411             0.0%
                  Don Quijote Holdings Co., Ltd.                                       93,800   3,417,502             0.0%
                  Doshisha Co., Ltd.                                                   63,300   1,279,857             0.0%
                  Doutor Nichires Holdings Co., Ltd.                                  101,623   2,154,978             0.0%
                  Dowa Holdings Co., Ltd.                                             993,500   7,396,250             0.1%
#                 Dream Incubator, Inc.                                                 7,700     141,745             0.0%
*                 Drecom Co., Ltd.                                                     10,200     120,213             0.0%
                  DSB Co., Ltd.                                                        42,900     240,979             0.0%
                  DTS Corp.                                                            82,700   2,171,172             0.0%
                  Dunlop Sports Co., Ltd.                                              40,900     380,045             0.0%
                  Duskin Co., Ltd.                                                    178,200   3,997,387             0.0%
                  Dvx, Inc.                                                             9,000     110,260             0.0%
                  DyDo Group Holdings, Inc.                                            33,300   1,601,137             0.0%
                  Dynic Corp.                                                          14,000      24,106             0.0%
                  E-Guardian, Inc.                                                      8,100     123,033             0.0%
                  Eagle Industry Co., Ltd.                                            101,000   1,429,608             0.0%
#                 Earth Chemical Co., Ltd.                                             22,600   1,224,685             0.0%
                  East Japan Railway Co.                                               68,500   6,147,370             0.1%
                  Ebara Corp.                                                         288,400   8,785,774             0.1%
                  Ebara Jitsugyo Co., Ltd.                                             20,300     261,153             0.0%
                  Eco's Co., Ltd.                                                       9,200      95,509             0.0%
#                 EDION Corp.                                                         317,600   3,096,031             0.0%
                  EF-ON, Inc.                                                          50,600     427,080             0.0%
#                 eGuarantee, Inc.                                                     17,400     380,968             0.0%
#                 Ehime Bank, Ltd. (The)                                              113,998   1,441,690             0.0%
                  Eidai Co., Ltd.                                                      42,000     192,841             0.0%
                  Eighteenth Bank, Ltd. (The)                                         457,000   1,404,399             0.0%
                  Eiken Chemical Co., Ltd.                                             40,800   1,120,781             0.0%
#                 Eisai Co., Ltd.                                                      33,500   1,761,416             0.0%
                  Eizo Corp.                                                           78,700   2,602,351             0.0%
                  Elecom Co., Ltd.                                                     57,000   1,178,425             0.0%
#                 Electric Power Development Co., Ltd.                                 67,800   1,572,841             0.0%
                  Elematec Corp.                                                       28,503     451,030             0.0%
                  EM Systems Co., Ltd.                                                 20,100     328,564             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
JAPAN -- (Continued)
                  en-japan, Inc.                                                       48,400 $1,075,829             0.0%
                  Endo Lighting Corp.                                                  43,200    348,463             0.0%
#*                Eneres Co., Ltd.                                                     53,200    247,454             0.0%
#*                Enigmo, Inc.                                                         27,400    480,195             0.0%
                  Enplas Corp.                                                         45,100  1,232,514             0.0%
#*                Enshu, Ltd.                                                         100,000     70,898             0.0%
                  EPS Holdings, Inc.                                                  139,300  1,835,778             0.0%
#                 eRex Co., Ltd.                                                       70,500    845,127             0.0%
#                 ES-Con Japan, Ltd.                                                  179,800    629,558             0.0%
                  ESCRIT, Inc.                                                         18,300    126,968             0.0%
*                 Escrow Agent Japan Co., Ltd.                                          1,800     32,067             0.0%
                  ESPEC Corp.                                                          97,100  1,175,626             0.0%
                  Excel Co., Ltd.                                                      31,900    419,549             0.0%
                  Exedy Corp.                                                         129,600  3,538,420             0.0%
#                 Ezaki Glico Co., Ltd.                                                53,800  2,835,138             0.0%
#                 F-Tech, Inc.                                                         34,000    408,923             0.0%
                  F@N Communications, Inc.                                            106,900    852,735             0.0%
#                 Faith, Inc.                                                          11,480    122,599             0.0%
                  Falco Holdings Co., Ltd.                                             21,700    297,776             0.0%
#                 FamilyMart UNY Holdings Co., Ltd.                                   115,183  6,510,937             0.1%
#                 Fancl Corp.                                                          83,200  1,399,550             0.0%
                  FANUC Corp.                                                          24,300  4,947,384             0.0%
                  Fast Retailing Co., Ltd.                                             11,900  3,886,754             0.0%
                  FCC Co., Ltd.                                                       144,600  2,760,994             0.0%
#*                FDK Corp.                                                           232,000    243,428             0.0%
                  Feed One Co., Ltd.                                                  376,420    698,593             0.0%
*                 Felissimo Corp.                                                       1,200     10,981             0.0%
                  Ferrotec Holdings Corp.                                             156,900  1,867,226             0.0%
#*                FFRI, Inc.                                                            3,400    143,304             0.0%
                  FIDEA Holdings Co., Ltd.                                            672,500  1,262,621             0.0%
#                 Fields Corp.                                                         65,800    738,870             0.0%
#                 Financial Products Group Co., Ltd.                                  150,700  1,308,948             0.0%
#                 FINDEX, Inc.                                                         35,500    310,652             0.0%
*                 First Baking Co., Ltd.                                               12,000     13,230             0.0%
#                 First Juken Co., Ltd.                                                13,900    180,616             0.0%
                  Fixstars Corp.                                                        2,700     68,634             0.0%
                  FJ Next Co., Ltd.                                                    69,700    594,831             0.0%
#*                Flight Holdings, Inc.                                                23,800    267,001             0.0%
                  Foster Electric Co., Ltd.                                            94,800  1,582,865             0.0%
                  FP Corp.                                                             88,300  4,204,622             0.0%
                  France Bed Holdings Co., Ltd.                                        65,500    550,623             0.0%
#                 Freebit Co., Ltd.                                                    55,500    458,180             0.0%
#                 Freund Corp.                                                         32,500    389,281             0.0%
                  FTGroup Co., Ltd.                                                    48,500    339,136             0.0%
                  Fudo Tetra Corp.                                                    782,700  1,286,757             0.0%
#*                FueTrek Co., Ltd.                                                     7,000     57,704             0.0%
                  Fuji Co., Ltd.                                                       47,900  1,186,334             0.0%
#                 Fuji Corp.                                                            4,200     75,331             0.0%
                  Fuji Corp., Ltd.                                                     97,800    640,518             0.0%
                  Fuji Electric Co., Ltd.                                           1,410,000  7,728,604             0.1%
                  Fuji Furukawa Engineering & Construction Co., Ltd.                   10,000     31,226             0.0%
                  Fuji Kiko Co., Ltd.                                                  76,000    409,334             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Fuji Kosan Co., Ltd.                                                 11,000 $    48,453             0.0%
#                 Fuji Kyuko Co., Ltd.                                                104,000     951,998             0.0%
#                 Fuji Machine Manufacturing Co., Ltd.                                242,600   3,080,901             0.0%
                  Fuji Media Holdings, Inc.                                           119,300   1,705,793             0.0%
                  Fuji Oil Co., Ltd.                                                  249,700     804,153             0.0%
                  Fuji Oil Holdings, Inc.                                             211,200   4,955,533             0.0%
                  Fuji Pharma Co., Ltd.                                                23,000     748,376             0.0%
                  Fuji Seal International, Inc.                                       172,200   4,096,061             0.0%
                  Fuji Soft, Inc.                                                      92,600   2,444,812             0.0%
                  Fujibo Holdings, Inc.                                                51,100   1,393,315             0.0%
                  Fujicco Co., Ltd.                                                    47,100   1,077,792             0.0%
                  FUJIFILM Holdings Corp.                                             270,175  10,027,443             0.1%
                  Fujikura Kasei Co., Ltd.                                             84,700     499,958             0.0%
                  Fujikura Rubber, Ltd.                                                72,100     438,697             0.0%
                  Fujikura, Ltd.                                                    1,022,000   7,683,379             0.1%
                  Fujimi, Inc.                                                         56,800   1,096,102             0.0%
                  Fujimori Kogyo Co., Ltd.                                             46,600   1,459,713             0.0%
#                 Fujio Food System Co., Ltd.                                           4,100     102,618             0.0%
#                 Fujisash Co., Ltd.                                                  427,500     386,745             0.0%
                  Fujishoji Co., Ltd.                                                  28,600     289,982             0.0%
#                 Fujita Kanko, Inc.                                                  256,000     822,748             0.0%
                  Fujitec Co., Ltd.                                                   177,500   2,103,578             0.0%
                  Fujitsu Frontech, Ltd.                                               51,600     714,096             0.0%
                  Fujitsu General, Ltd.                                               187,000   3,966,398             0.0%
                  Fujitsu, Ltd.                                                     3,467,292  21,643,938             0.1%
                  Fujiya Co., Ltd.                                                    278,000     639,290             0.0%
                  FuKoKu Co., Ltd.                                                     26,300     214,995             0.0%
                  Fukuda Corp.                                                         75,000     664,215             0.0%
                  Fukuda Denshi Co., Ltd.                                               3,700     223,431             0.0%
                  Fukui Bank, Ltd. (The)                                              819,000   2,013,532             0.0%
#                 Fukui Computer Holdings, Inc.                                        15,700     412,285             0.0%
                  Fukuoka Financial Group, Inc.                                     1,745,600   7,963,216             0.1%
                  Fukushima Bank, Ltd. (The)                                          833,000     657,452             0.0%
                  Fukushima Industries Corp.                                           62,200   2,207,720             0.0%
#                 Fukuyama Transporting Co., Ltd.                                     600,000   3,647,818             0.0%
#*                Full Speed, Inc.                                                      8,100      76,661             0.0%
#                 FULLCAST Holdings Co., Ltd.                                          53,900     533,893             0.0%
#                 Fumakilla, Ltd.                                                      39,000     268,260             0.0%
#                 Funai Electric Co., Ltd.                                             85,400     637,736             0.0%
                  Funai Soken Holdings, Inc.                                           49,080     943,311             0.0%
#                 Furukawa Battery Co., Ltd. (The)                                     72,000     464,634             0.0%
                  Furukawa Co., Ltd.                                                  971,000   1,874,010             0.0%
                  Furukawa Electric Co., Ltd.                                         265,607  10,752,220             0.1%
                  Furuno Electric Co., Ltd.                                            98,400     601,973             0.0%
                  Furusato Industries, Ltd.                                            25,400     375,647             0.0%
                  Furuya Metal Co., Ltd.                                                1,400      27,102             0.0%
                  Furyu Corp.                                                          15,000     190,344             0.0%
                  Fuso Chemical Co., Ltd.                                              53,700   1,678,099             0.0%
                  Fuso Pharmaceutical Industries, Ltd.                                 29,899     767,811             0.0%
                  Futaba Corp.                                                        161,400   2,899,105             0.0%
                  Futaba Industrial Co., Ltd.                                         308,200   2,575,911             0.0%
                  Future Corp.                                                         99,500     772,902             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Fuyo General Lease Co., Ltd.                                         74,000 $ 3,454,622             0.0%
                  G-7 Holdings, Inc.                                                   27,200     566,159             0.0%
                  G-Tekt Corp.                                                         79,200   1,397,254             0.0%
                  Gakken Holdings Co., Ltd.                                            21,100     581,131             0.0%
                  Gakkyusha Co., Ltd.                                                  10,000     141,333             0.0%
                  GCA Corp.                                                            57,000     460,782             0.0%
                  Gecoss Corp.                                                         61,900     672,527             0.0%
#                 Genki Sushi Co., Ltd.                                                 8,500     165,575             0.0%
#                 Genky Stores, Inc.                                                   32,000     818,786             0.0%
#                 Geo Holdings Corp.                                                  155,200   1,714,376             0.0%
#                 Geostr Corp.                                                          3,400      31,680             0.0%
                  Gfoot Co., Ltd.                                                      10,900      73,848             0.0%
                  Giken, Ltd.                                                          11,700     271,932             0.0%
#                 GLOBERIDE, Inc.                                                      39,799     689,506             0.0%
                  Glory, Ltd.                                                         153,500   5,154,290             0.0%
                  GMO Click Holdings, Inc.                                             15,300     105,572             0.0%
                  GMO Cloud K.K.                                                        1,400      27,516             0.0%
#                 GMO internet, Inc.                                                  180,600   2,143,710             0.0%
#                 GMO Payment Gateway, Inc.                                            31,700   1,422,000             0.0%
                  Godo Steel, Ltd.                                                     51,400     756,054             0.0%
#                 Gokurakuyu Holdings Co., Ltd.                                        31,500     232,115             0.0%
                  Goldcrest Co., Ltd.                                                  82,230   1,462,162             0.0%
#                 Goldwin, Inc.                                                         3,700     194,099             0.0%
#                 Golf Digest Online, Inc.                                             15,800     115,178             0.0%
*                 Gourmet Kineya Co., Ltd.                                             26,000     248,836             0.0%
                  Grandy House Corp.                                                   41,500     150,574             0.0%
                  Gree, Inc.                                                          418,200   3,353,411             0.0%
                  GS Yuasa Corp.                                                    1,401,000   6,491,089             0.1%
                  GSI Creos Corp.                                                     178,000     230,072             0.0%
#                 Gun-Ei Chemical Industry Co., Ltd.                                   18,500     591,762             0.0%
                  GungHo Online Entertainment, Inc.                                   608,800   1,365,890             0.0%
                  Gunma Bank, Ltd. (The)                                            1,032,501   5,538,515             0.0%
                  Gunze, Ltd.                                                         615,000   2,487,168             0.0%
                  Gurunavi, Inc.                                                       61,200   1,227,827             0.0%
                  H-One Co., Ltd.                                                      51,800     755,101             0.0%
                  H2O Retailing Corp.                                                 329,260   5,588,655             0.0%
                  HABA Laboratories, Inc.                                               2,800     100,455             0.0%
                  Hachijuni Bank, Ltd. (The)                                          991,500   5,855,153             0.1%
                  Hagihara Industries, Inc.                                            22,300     530,773             0.0%
                  Hagiwara Electric Co., Ltd.                                          10,500     211,651             0.0%
                  Hagoromo Foods Corp.                                                  3,000      36,063             0.0%
                  Hakudo Co., Ltd.                                                      7,700     113,915             0.0%
                  Hakuhodo DY Holdings, Inc.                                          307,400   3,746,946             0.0%
                  Hakuto Co., Ltd.                                                     61,400     655,428             0.0%
                  Halows Co., Ltd.                                                      9,600     202,080             0.0%
#                 Hamakyorex Co., Ltd.                                                 66,300   1,390,660             0.0%
                  Hamamatsu Photonics K.K.                                             86,200   2,534,799             0.0%
#                 Haneda Zenith Holdings Co., Ltd.                                     74,100     174,820             0.0%
                  Hankyu Hanshin Holdings, Inc.                                       324,800  10,729,252             0.1%
                  Hanwa Co., Ltd.                                                     687,000   4,871,099             0.0%
                  Happinet Corp.                                                       71,700   1,180,777             0.0%
                  Hard Off Corp. Co., Ltd.                                             27,800     264,794             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Harima Chemicals Group, Inc.                                         32,300 $   218,306             0.0%
#                 Harmonic Drive Systems, Inc.                                         29,200     917,684             0.0%
                  Haruyama Holdings, Inc.                                               6,500      56,539             0.0%
                  Haseko Corp.                                                        646,200   7,376,196             0.1%
                  Havix Corp.                                                           6,500      78,049             0.0%
#*                Hayashikane Sangyo Co., Ltd.                                         21,599     160,928             0.0%
                  Hazama Ando Corp.                                                   827,280   5,891,615             0.1%
#                 Hearts United Group Co., Ltd.                                        29,300     369,859             0.0%
                  Heiwa Corp.                                                         185,700   4,785,968             0.0%
                  Heiwa Real Estate Co., Ltd.                                         161,600   2,577,322             0.0%
                  Heiwado Co., Ltd.                                                   135,700   2,909,542             0.0%
#                 Helios Techno Holdings Co., Ltd.                                     38,000     209,309             0.0%
                  HI-LEX Corp.                                                         36,300     896,648             0.0%
                  Hibino Corp.                                                          2,800      61,140             0.0%
                  Hibiya Engineering, Ltd.                                             74,800   1,102,621             0.0%
#                 Hiday Hidaka Corp.                                                   38,730     817,924             0.0%
                  Hikari Tsushin, Inc.                                                 22,100   2,122,543             0.0%
#                 Himaraya Co., Ltd.                                                    6,000      44,185             0.0%
                  Hino Motors, Ltd.                                                   378,500   4,749,147             0.0%
                  Hioki EE Corp.                                                       12,700     260,710             0.0%
                  Hirakawa Hewtech Corp.                                               22,500     261,254             0.0%
#                 Hiramatsu, Inc.                                                      54,400     317,199             0.0%
                  Hirano Tecseed Co., Ltd.                                             21,200     251,763             0.0%
#                 Hirata Corp.                                                         10,400     820,336             0.0%
                  Hirose Electric Co., Ltd.                                            10,500   1,411,203             0.0%
                  Hiroshima Bank, Ltd. (The)                                        1,213,000   5,236,406             0.0%
                  Hiroshima Gas Co., Ltd.                                              51,400     163,229             0.0%
#                 HIS Co., Ltd.                                                       186,476   4,444,010             0.0%
                  Hisaka Works, Ltd.                                                   61,900     529,678             0.0%
                  Hisamitsu Pharmaceutical Co., Inc.                                   42,300   2,165,508             0.0%
                  Hitachi Capital Corp.                                               221,300   5,418,658             0.0%
                  Hitachi Chemical Co., Ltd.                                          240,700   6,893,436             0.1%
#                 Hitachi Construction Machinery Co., Ltd.                            345,400   8,904,339             0.1%
                  Hitachi High-Technologies Corp.                                     118,400   4,726,423             0.0%
#                 Hitachi Kokusai Electric, Inc.                                       73,700   1,652,925             0.0%
                  Hitachi Maxell, Ltd.                                                104,200   2,059,129             0.0%
                  Hitachi Metals, Ltd.                                                385,730   5,401,879             0.0%
                  Hitachi Transport System, Ltd.                                      168,100   3,572,661             0.0%
                  Hitachi Zosen Corp.                                                 744,200   4,321,996             0.0%
                  Hitachi, Ltd.                                                     6,497,000  35,891,817             0.2%
                  Hitachi, Ltd. ADR                                                    86,823   4,805,219             0.0%
                  Hito Communications, Inc.                                            18,500     286,214             0.0%
                  Hochiki Corp.                                                        68,100     877,881             0.0%
                  Hodogaya Chemical Co., Ltd.                                          31,100     963,956             0.0%
                  Hogy Medical Co., Ltd.                                               31,800   2,042,374             0.0%
                  Hokkaido Electric Power Co., Inc.                                   455,400   3,305,915             0.0%
#                 Hokkaido Gas Co., Ltd.                                              128,000     311,169             0.0%
                  Hokkan Holdings, Ltd.                                               121,000     555,031             0.0%
                  Hokko Chemical Industry Co., Ltd.                                    56,000     240,117             0.0%
                  Hokkoku Bank, Ltd. (The)                                            984,000   3,691,274             0.0%
                  Hokuetsu Bank, Ltd. (The)                                            74,400   1,823,912             0.0%
                  Hokuetsu Industries Co., Ltd.                                        60,600     529,497             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Hokuetsu Kishu Paper Co., Ltd.                                      574,095 $ 4,003,310             0.0%
                  Hokuhoku Financial Group, Inc.                                      367,200   5,767,778             0.0%
                  Hokuriku Electric Industry Co., Ltd.                                241,000     287,743             0.0%
#                 Hokuriku Electric Power Co.                                         343,400   3,173,926             0.0%
#                 Hokuriku Electrical Construction Co., Ltd.                            2,000      15,534             0.0%
                  Hokuto Corp.                                                         70,900   1,330,363             0.0%
                  Honda Motor Co., Ltd.                                             1,287,400  37,470,623             0.2%
#                 Honda Motor Co., Ltd. Sponsored ADR                                 404,561  11,772,725             0.1%
                  Honda Tsushin Kogyo Co., Ltd.                                         5,800      75,937             0.0%
                  Honeys Holdings Co., Ltd.                                            60,230     606,700             0.0%
                  Hoosiers Holdings                                                   114,000     656,598             0.0%
#                 Horiba, Ltd.                                                         89,100   5,253,023             0.0%
                  Hoshizaki Corp.                                                      29,300   2,444,577             0.0%
                  Hosiden Corp.                                                       291,800   3,214,584             0.0%
                  Hosokawa Micron Corp.                                                27,600   1,014,629             0.0%
                  Hotland Co., Ltd.                                                    22,800     243,854             0.0%
                  House Foods Group, Inc.                                             170,000   3,784,322             0.0%
#                 Howa Machinery, Ltd.                                                 55,700     370,937             0.0%
                  Hoya Corp.                                                          117,500   5,615,652             0.0%
                  Hulic Co., Ltd.                                                     115,400   1,088,309             0.0%
#                 Hurxley Corp.                                                         3,300      34,320             0.0%
                  Hyakugo Bank, Ltd. (The)                                            983,000   3,970,603             0.0%
                  Hyakujushi Bank, Ltd. (The)                                         952,000   3,154,278             0.0%
#                 I K K, Inc.                                                          14,600      99,414             0.0%
                  I-Net Corp.                                                          22,010     251,476             0.0%
#                 I-O Data Device, Inc.                                                22,300     228,722             0.0%
                  Ibiden Co., Ltd.                                                    472,705   8,320,821             0.1%
                  IBJ Leasing Co., Ltd.                                               119,200   2,592,497             0.0%
                  IBJ, Inc.                                                            41,800     218,443             0.0%
                  Ichibanya Co., Ltd.                                                  19,332     623,628             0.0%
#                 Ichigo, Inc.                                                        496,400   1,443,272             0.0%
                  Ichiken Co., Ltd.                                                    97,000     366,175             0.0%
                  Ichikoh Industries, Ltd.                                            236,000   1,230,372             0.0%
#                 Ichinen Holdings Co., Ltd.                                           57,972     616,549             0.0%
                  Ichiyoshi Securities Co., Ltd.                                       97,100     773,895             0.0%
                  Icom, Inc.                                                           21,900     500,980             0.0%
                  Idec Corp.                                                           65,100     716,045             0.0%
                  Idemitsu Kosan Co., Ltd.                                            227,000   7,257,625             0.1%
#                 IDOM, Inc.                                                          294,800   1,546,500             0.0%
*                 IGNIS, Ltd.                                                           2,600      84,145             0.0%
*                 Ihara Chemical Industry Co., Ltd.                                    69,100     625,765             0.0%
*                 IHI Corp.                                                         3,756,000  12,719,287             0.1%
                  Iida Group Holdings Co., Ltd.                                       238,096   3,791,858             0.0%
                  Iino Kaiun Kaisha, Ltd.                                             366,800   1,514,597             0.0%
#                 IJT Technology Holdings Co., Ltd.                                    31,160     176,310             0.0%
#                 Ikegami Tsushinki Co., Ltd.                                         301,000     396,980             0.0%
#                 Imagica Robot Holdings, Inc.                                         45,000     278,969             0.0%
                  Imasen Electric Industrial                                           63,900     604,812             0.0%
                  Imperial Hotel, Ltd.                                                 15,100     285,806             0.0%
                  Inaba Denki Sangyo Co., Ltd.                                         69,500   2,527,414             0.0%
                  Inaba Seisakusho Co., Ltd.                                           34,500     421,767             0.0%
                  Inabata & Co., Ltd.                                                 178,700   2,208,225             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Inageya Co., Ltd.                                                    51,500 $   738,759             0.0%
                  Ines Corp.                                                           71,500     668,286             0.0%
                  Infocom Corp.                                                        57,800   1,011,617             0.0%
                  Infomart Corp.                                                       92,400     554,761             0.0%
                  Information Development Co.                                           7,350      76,855             0.0%
                  Information Services International-Dentsu, Ltd.                      52,800   1,159,582             0.0%
                  Innotech Corp.                                                       76,000     440,994             0.0%
                  Inpex Corp.                                                         935,000   8,959,567             0.1%
                  Intage Holdings, Inc.                                                48,900     916,524             0.0%
#                 Inter Action Corp.                                                   28,900     190,665             0.0%
                  Internet Initiative Japan, Inc.                                     143,800   2,630,462             0.0%
                  Inui Global Logistics Co., Ltd.                                      62,400     510,467             0.0%
#                 Investors Cloud Co., Ltd.                                             2,500      93,285             0.0%
                  Iriso Electronics Co., Ltd.                                          35,300   2,233,820             0.0%
                  Ise Chemicals Corp.                                                  18,000      75,879             0.0%
                  Iseki & Co., Ltd.                                                   905,000   1,860,527             0.0%
                  Isetan Mitsukoshi Holdings, Ltd.                                    452,140   4,940,620             0.0%
*                 Ishihara Sangyo Kaisha, Ltd.                                        152,300   1,491,274             0.0%
                  Ishii Iron Works Co., Ltd.                                            2,900      42,604             0.0%
#                 Ishizuka Glass Co., Ltd.                                             21,000      40,517             0.0%
#                 Istyle, Inc.                                                         84,700     685,072             0.0%
                  Isuzu Motors, Ltd.                                                1,020,400  13,869,355             0.1%
#*                ITbook Co., Ltd.                                                     14,000      65,460             0.0%
*                 Itfor, Inc.                                                          60,900     344,294             0.0%
#                 ITmedia, Inc.                                                         5,500      33,115             0.0%
#                 Ito En, Ltd.                                                         67,900   2,462,116             0.0%
                  ITOCHU Corp.                                                        792,300  11,211,022             0.1%
                  Itochu Enex Co., Ltd.                                               194,600   1,622,289             0.0%
                  Itochu Techno-Solutions Corp.                                        91,900   2,675,663             0.0%
                  Itochu-Shokuhin Co., Ltd.                                            13,600     568,956             0.0%
                  Itoham Yonekyu Holdings, Inc.                                       405,646   3,749,054             0.0%
                  Itoki Corp.                                                         171,800   1,088,853             0.0%
*                 Itokuro, Inc.                                                           700      24,201             0.0%
#                 Ivy Cosmetics Corp.                                                   4,200     308,652             0.0%
                  IwaiCosmo Holdings, Inc.                                             91,600     878,709             0.0%
                  Iwaki & Co., Ltd.                                                    81,000     215,247             0.0%
                  Iwasaki Electric Co., Ltd.                                          292,000     432,120             0.0%
                  Iwatani Corp.                                                       775,000   4,569,699             0.0%
                  Iwatsu Electric Co., Ltd.                                           423,000     311,372             0.0%
#                 Iyo Bank, Ltd. (The)                                                765,157   5,435,029             0.0%
                  Izumi Co., Ltd.                                                      59,800   2,990,874             0.0%
#*                Izutsuya Co., Ltd.                                                   20,399      82,170             0.0%
                  J Front Retailing Co., Ltd.                                         635,800   9,165,045             0.1%
#                 J Trust Co., Ltd.                                                   284,800   2,211,659             0.0%
                  J-Oil Mills, Inc.                                                    44,900   1,743,679             0.0%
                  JAC Recruitment Co., Ltd.                                            32,400     496,918             0.0%
                  Jaccs Co., Ltd.                                                     473,000   2,029,897             0.0%
                  Jafco Co., Ltd.                                                     157,500   5,610,160             0.0%
#                 Jalux, Inc.                                                          18,200     418,848             0.0%
#                 Jamco Corp.                                                          35,800     835,423             0.0%
                  Janome Sewing Machine Co., Ltd.                                      79,199     551,915             0.0%
                  Japan Airlines Co., Ltd.                                             94,800   2,993,915             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
#                 Japan Airport Terminal Co., Ltd.                                     59,000 $ 2,049,421             0.0%
                  Japan Asia Group, Ltd.                                               85,000     290,480             0.0%
*                 Japan Asia Investment Co., Ltd.                                      11,600      41,520             0.0%
#*                Japan Asset Marketing Co., Ltd.                                     334,300     402,267             0.0%
                  Japan Aviation Electronics Industry, Ltd.                           208,000   2,845,100             0.0%
#                 Japan Cash Machine Co., Ltd.                                         13,100     152,042             0.0%
#*                Japan Display, Inc.                                               1,671,200   3,777,814             0.0%
#*                Japan Drilling Co., Ltd.                                             40,200     769,706             0.0%
                  Japan Exchange Group, Inc.                                          352,600   4,944,079             0.0%
                  Japan Foundation Engineering Co., Ltd.                               87,000     270,700             0.0%
#                 Japan Lifeline Co., Ltd.                                             48,300     969,442             0.0%
#                 Japan Material Co., Ltd.                                             44,900     735,761             0.0%
                  Japan Medical Dynamic Marketing, Inc.                                85,100     586,080             0.0%
                  Japan Oil Transportation Co., Ltd.                                      200       4,565             0.0%
                  Japan Petroleum Exploration Co., Ltd.                                67,700   1,480,198             0.0%
                  Japan Property Management Center Co., Ltd.                           30,600     360,726             0.0%
                  Japan Pulp & Paper Co., Ltd.                                        238,000     826,806             0.0%
                  Japan Radio Co., Ltd.                                                63,900     827,391             0.0%
                  Japan Securities Finance Co., Ltd.                                  357,500   1,881,071             0.0%
                  Japan Steel Works, Ltd. (The)                                       263,100   4,223,867             0.0%
                  Japan Tobacco, Inc.                                                 271,500   9,034,364             0.1%
                  Japan Transcity Corp.                                                96,000     405,632             0.0%
                  Japan Wool Textile Co., Ltd. (The)                                  206,900   1,622,774             0.0%
                  Jastec Co., Ltd.                                                     16,600     183,798             0.0%
                  JBCC Holdings, Inc.                                                  44,600     324,139             0.0%
                  JCU Corp.                                                            38,400   1,146,356             0.0%
                  Jeol, Ltd.                                                          407,000   2,003,693             0.0%
                  JFE Holdings, Inc.                                                  579,408   9,882,727             0.1%
#                 JGC Corp.                                                           306,900   5,359,106             0.0%
#*                JIG-SAW, Inc.                                                         5,400     300,099             0.0%
                  Jimoto Holdings, Inc.                                               206,400     366,815             0.0%
#                 JINS, Inc.                                                           29,500   1,587,559             0.0%
                  JK Holdings Co., Ltd.                                                25,000     149,171             0.0%
                  JMS Co., Ltd.                                                        48,000     142,488             0.0%
                  Joban Kosan Co., Ltd.                                                 7,499     117,621             0.0%
                  Jolly - Pasta Co., Ltd.                                               1,000      13,782             0.0%
                  Joshin Denki Co., Ltd.                                               83,000     883,993             0.0%
#                 Joyful Honda Co., Ltd.                                               32,500   1,075,246             0.0%
#                 JP-Holdings, Inc.                                                   140,200     382,549             0.0%
                  JSP Corp.                                                            35,900     837,434             0.0%
                  JSR Corp.                                                           363,700   6,646,829             0.1%
                  JTEKT Corp.                                                         522,200   8,237,164             0.1%
                  Juki Corp.                                                          128,799   1,480,041             0.0%
#                 Juroku Bank, Ltd. (The)                                           1,159,000   3,682,471             0.0%
                  Justsystems Corp.                                                    62,100     745,401             0.0%
#                 JVC Kenwood Corp.                                                   441,070   1,175,714             0.0%
                  JXTG Holdings, Inc.                                               3,819,020  17,231,540             0.1%
                  K&O Energy Group, Inc.                                               54,100     839,656             0.0%
#                 K's Holdings Corp.                                                  235,340   4,527,118             0.0%
                  kabu.com Securities Co., Ltd.                                       461,600   1,458,593             0.0%
                  Kabuki-Za Co., Ltd.                                                   1,000      46,204             0.0%
*                 Kadokawa Dwango                                                     143,953   1,990,814             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Kaga Electronics Co., Ltd.                                           74,500 $ 1,378,564             0.0%
                  Kagome Co., Ltd.                                                      8,200     223,423             0.0%
                  Kajima Corp.                                                      1,445,000   9,811,864             0.1%
#                 Kakaku.com, Inc.                                                    202,300   2,919,472             0.0%
                  Kaken Pharmaceutical Co., Ltd.                                       56,500   3,355,731             0.0%
                  Kakiyasu Honten Co., Ltd.                                             3,600      61,972             0.0%
                  Kameda Seika Co., Ltd.                                               43,000   1,955,159             0.0%
                  Kamei Corp.                                                          94,900   1,045,755             0.0%
                  Kamigumi Co., Ltd.                                                  517,000   4,698,069             0.0%
                  Kanaden Corp.                                                        40,300     390,378             0.0%
                  Kanagawa Chuo Kotsu Co., Ltd.                                        54,000     345,922             0.0%
                  Kanamoto Co., Ltd.                                                  111,600   3,025,829             0.0%
                  Kandenko Co., Ltd.                                                  384,000   3,817,065             0.0%
                  Kaneka Corp.                                                        696,000   5,487,842             0.0%
                  Kaneko Seeds Co., Ltd.                                                  900      11,543             0.0%
                  Kanematsu Corp.                                                   1,741,000   3,547,511             0.0%
                  Kanematsu Electronics, Ltd.                                          24,400     655,891             0.0%
                  Kansai Electric Power Co., Inc. (The)                               325,600   4,400,214             0.0%
                  Kansai Paint Co., Ltd.                                              152,900   3,384,634             0.0%
#                 Kansai Super Market, Ltd.                                             1,500      21,121             0.0%
                  Kansai Urban Banking Corp.                                          110,800   1,380,536             0.0%
                  Kanto Denka Kogyo Co., Ltd.                                         248,000   2,180,932             0.0%
                  Kao Corp.                                                           126,800   6,997,286             0.1%
#*                Kappa Create Co., Ltd.                                               24,800     282,153             0.0%
                  Kasai Kogyo Co., Ltd.                                               115,900   1,439,206             0.0%
                  Katakura & Co-op Agri Corp.                                          20,000      43,605             0.0%
                  Katakura Industries Co., Ltd.                                        97,800   1,200,339             0.0%
                  Kato Sangyo Co., Ltd.                                                83,900   2,057,752             0.0%
                  Kato Works Co., Ltd.                                                 29,826     775,283             0.0%
                  KAWADA TECHNOLOGIES, Inc.                                            19,000   1,229,931             0.0%
                  Kawagishi Bridge Works Co., Ltd.                                     15,000     124,478             0.0%
                  Kawai Musical Instruments Manufacturing Co., Ltd.                    23,300     487,940             0.0%
#                 Kawakin Holdings Co., Ltd.                                           10,000      35,732             0.0%
                  Kawasaki Heavy Industries, Ltd.                                   2,604,000   7,883,896             0.1%
                  Kawasaki Kinkai Kisen Kaisha, Ltd.                                   28,000      74,180             0.0%
#*                Kawasaki Kisen Kaisha, Ltd.                                       3,210,000   8,440,134             0.1%
                  Kawasumi Laboratories, Inc.                                          43,900     279,102             0.0%
                  KDDI Corp.                                                          877,800  23,274,033             0.1%
                  Keihan Holdings Co., Ltd.                                         1,122,000   7,058,618             0.1%
                  Keihanshin Building Co., Ltd.                                       130,000     744,105             0.0%
                  Keihin Co., Ltd.                                                    107,000     147,856             0.0%
                  Keihin Corp.                                                        189,900   2,988,064             0.0%
                  Keikyu Corp.                                                        222,000   2,548,308             0.0%
                  Keio Corp.                                                          257,000   2,058,172             0.0%
                  Keisei Electric Railway Co., Ltd.                                   114,100   2,715,488             0.0%
                  Keiyo Bank, Ltd. (The)                                              929,000   4,046,633             0.0%
#                 Keiyo Co., Ltd.                                                     118,900     707,174             0.0%
                  Kenedix, Inc.                                                       545,500   2,516,762             0.0%
#                 Kenko Mayonnaise Co., Ltd.                                           66,600   1,682,622             0.0%
                  Kewpie Corp.                                                        155,900   3,966,889             0.0%
                  Key Coffee, Inc.                                                     39,400     779,609             0.0%
                  Keyence Corp.                                                         9,810   3,943,758             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
#                 KFC Holdings Japan, Ltd.                                             26,300 $   459,162             0.0%
*                 KI Holdings Co., Ltd.                                                20,000      52,363             0.0%
                  Ki-Star Real Estate Co., Ltd.                                         5,200      76,025             0.0%
#                 Kikkoman Corp.                                                       86,050   2,648,248             0.0%
                  Kimoto Co., Ltd.                                                    158,700     310,251             0.0%
                  Kimura Chemical Plants Co., Ltd.                                     20,500      58,893             0.0%
                  Kimura Unity Co., Ltd.                                                2,000      20,490             0.0%
                  Kinden Corp.                                                        336,300   5,087,904             0.0%
                  King Jim Co., Ltd.                                                    8,800      70,195             0.0%
#*                Kinki Sharyo Co., Ltd. (The)                                         15,500     343,828             0.0%
*                 Kintetsu Department Store Co., Ltd.                                  67,000     210,335             0.0%
#                 Kintetsu Group Holdings Co., Ltd.                                   794,000   2,899,519             0.0%
                  Kintetsu World Express, Inc.                                        146,700   2,274,173             0.0%
                  Kirin Holdings Co., Ltd.                                            670,780  13,058,564             0.1%
                  Kirindo Holdings Co., Ltd.                                            6,600      49,522             0.0%
                  Kissei Pharmaceutical Co., Ltd.                                     119,200   3,110,520             0.0%
                  Kita-Nippon Bank, Ltd. (The)                                         26,900     776,401             0.0%
                  Kitagawa Iron Works Co., Ltd.                                        35,700     689,522             0.0%
                  Kitamura Co., Ltd.                                                      900       5,671             0.0%
                  Kitano Construction Corp.                                           137,000     370,891             0.0%
#                 Kito Corp.                                                           97,500   1,017,498             0.0%
                  Kitz Corp.                                                          385,700   2,700,792             0.0%
                  Kiyo Bank, Ltd. (The)                                               248,400   3,880,294             0.0%
#*                KLab, Inc.                                                          135,000     984,086             0.0%
*                 KNT-CT Holdings Co., Ltd.                                           474,000     599,882             0.0%
                  Koa Corp.                                                           116,800   1,979,704             0.0%
                  Koatsu Gas Kogyo Co., Ltd.                                           42,000     278,613             0.0%
                  Kobayashi Pharmaceutical Co., Ltd.                                   42,400   2,224,244             0.0%
                  Kobe Bussan Co., Ltd.                                                23,900     879,816             0.0%
*                 Kobe Electric Railway Co., Ltd.                                      72,000     246,098             0.0%
*                 Kobe Steel, Ltd.                                                    815,682   7,246,561             0.1%
                  Kobelco Eco-Solutions Co., Ltd.                                      32,000     133,455             0.0%
                  Kogi Corp.                                                           13,000      26,371             0.0%
                  Kohnan Shoji Co., Ltd.                                               82,400   1,590,097             0.0%
                  Kohsoku Corp.                                                        17,000     167,942             0.0%
                  Koike Sanso Kogyo Co., Ltd.                                          40,000     104,076             0.0%
                  Koito Manufacturing Co., Ltd.                                       151,300   7,818,131             0.1%
*                 Kojima Co., Ltd.                                                    130,400     345,039             0.0%
                  Kokusai Co., Ltd.                                                    17,300     131,223             0.0%
                  Kokuyo Co., Ltd.                                                    380,464   4,940,821             0.0%
                  KOMAIHALTEC, Inc.                                                    13,400     251,265             0.0%
                  Komatsu Seiren Co., Ltd.                                            132,500     830,396             0.0%
                  Komatsu Wall Industry Co., Ltd.                                       8,900     163,239             0.0%
                  Komatsu, Ltd.                                                       342,500   9,152,123             0.1%
#                 Komehyo Co., Ltd.                                                    28,600     271,716             0.0%
                  Komeri Co., Ltd.                                                    135,100   3,316,752             0.0%
                  Komori Corp.                                                        245,400   3,243,258             0.0%
                  Konaka Co., Ltd.                                                     79,380     424,383             0.0%
#                 Konami Holdings Corp.                                               173,162   7,208,268             0.1%
#                 Kondotec, Inc.                                                       40,700     336,051             0.0%
                  Konica Minolta, Inc.                                              1,074,100   9,508,600             0.1%
                  Konishi Co., Ltd.                                                   100,900   1,288,463             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Konoike Transport Co., Ltd.                                          95,200 $ 1,294,093             0.0%
                  Konoshima Chemical Co., Ltd.                                         18,600     320,387             0.0%
#*                Kosaido Co., Ltd.                                                     8,700      29,425             0.0%
                  Kose Corp.                                                           49,800   4,731,246             0.0%
                  Kosei Securities Co., Ltd. (The)                                    168,000     244,277             0.0%
                  Koshidaka Holdings Co., Ltd.                                         18,500     456,532             0.0%
#                 Kotobuki Spirits Co., Ltd.                                           41,500   1,117,916             0.0%
#                 Kourakuen Holdings Corp.                                             16,000     256,883             0.0%
                  Krosaki Harima Corp.                                                217,000     843,074             0.0%
                  KRS Corp.                                                            27,700     625,947             0.0%
                  KU Holdings Co., Ltd.                                                15,600     132,173             0.0%
                  Kubota Corp.                                                         86,000   1,354,741             0.0%
                  Kubota Corp. Sponsored ADR                                           43,382   3,409,391             0.0%
                  Kumagai Gumi Co., Ltd.                                            1,657,000   4,457,891             0.0%
#                 Kumiai Chemical Industry Co., Ltd.                                   81,000     467,402             0.0%
#                 Kura Corp.                                                           30,500   1,255,663             0.0%
                  Kurabo Industries, Ltd.                                             764,000   1,705,719             0.0%
                  Kuraray Co., Ltd.                                                   757,000  12,217,308             0.1%
                  Kureha Corp.                                                         61,600   2,730,328             0.0%
                  Kurimoto, Ltd.                                                       46,800     923,066             0.0%
                  Kurita Water Industries, Ltd.                                       200,400   5,174,900             0.0%
                  Kuriyama Holdings Corp.                                              18,600     276,769             0.0%
                  Kuroda Electric Co., Ltd.                                           122,300   2,551,404             0.0%
                  Kusuri no Aoki Holdings Co., Ltd.                                    29,500   1,274,416             0.0%
                  KYB Corp.                                                           901,000   4,450,432             0.0%
                  Kyocera Corp.                                                       161,430   9,142,600             0.1%
#                 Kyocera Corp. Sponsored ADR                                          57,109   3,251,215             0.0%
                  Kyodo Printing Co., Ltd.                                            255,000     844,692             0.0%
                  Kyoei Steel, Ltd.                                                    94,600   1,529,571             0.0%
#                 Kyokuto Boeki Kaisha, Ltd.                                          113,796     251,139             0.0%
                  Kyokuto Kaihatsu Kogyo Co., Ltd.                                    129,800   2,142,478             0.0%
                  Kyokuto Securities Co., Ltd.                                         72,600   1,082,354             0.0%
#                 Kyokuyo Co., Ltd.                                                    25,300     666,069             0.0%
                  KYORIN Holdings, Inc.                                               133,300   2,792,536             0.0%
#                 Kyoritsu Maintenance Co., Ltd.                                      117,174   3,423,751             0.0%
                  Kyoritsu Printing Co., Ltd.                                         121,500     375,032             0.0%
                  Kyosan Electric Manufacturing Co., Ltd.                             164,000     667,826             0.0%
                  Kyowa Electronics Instruments Co., Ltd.                              69,100     289,587             0.0%
                  Kyowa Exeo Corp.                                                    243,200   3,674,477             0.0%
                  Kyowa Hakko Kirin Co., Ltd.                                         260,300   4,472,206             0.0%
                  Kyowa Leather Cloth Co., Ltd.                                        26,200     207,899             0.0%
                  Kyudenko Corp.                                                      160,600   4,602,117             0.0%
#                 Kyushu Electric Power Co., Inc.                                     197,400   2,129,324             0.0%
                  Kyushu Financial Group, Inc.                                        883,800   5,510,591             0.0%
                  LAC Co., Ltd.                                                        36,700     397,561             0.0%
                  Lacto Japan Co., Ltd.                                                 1,100      27,212             0.0%
                  Land Business Co., Ltd.                                              11,900      30,443             0.0%
#*                Laox Co., Ltd.                                                      157,999     757,350             0.0%
                  Lasertec Corp.                                                      127,200   1,657,078             0.0%
                  Lawson, Inc.                                                         17,500   1,161,110             0.0%
#                 LEC, Inc.                                                            42,400     846,938             0.0%
                  Leopalace21 Corp.                                                 1,062,300   5,646,502             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Life Corp.                                                           33,800 $   899,322             0.0%
#                 Lifull Co., Ltd.                                                    133,300     935,537             0.0%
                  Like Co., Ltd.                                                        9,300     216,294             0.0%
                  Linical Co., Ltd.                                                    22,700     282,278             0.0%
#                 Link And Motivation, Inc.                                           110,800     667,207             0.0%
                  Lintec Corp.                                                        182,400   4,021,680             0.0%
                  Lion Corp.                                                          360,000   6,505,203             0.1%
*                 Livesense, Inc.                                                      10,800      47,259             0.0%
                  LIXIL Group Corp.                                                   365,919   9,145,340             0.1%
                  Lonseal Corp.                                                         3,200      76,621             0.0%
#                 Look, Inc.                                                          137,000     252,087             0.0%
#*                M&A Capital Partners Co., Ltd.                                       15,100     676,503             0.0%
                  M3, Inc.                                                            108,800   2,781,374             0.0%
#                 Mabuchi Motor Co., Ltd.                                              32,200   1,817,706             0.0%
                  Macnica Fuji Electronics Holdings, Inc.                             137,350   1,950,496             0.0%
                  Maeda Corp.                                                         426,000   3,917,581             0.0%
                  Maeda Kosen Co., Ltd.                                                79,600   1,046,040             0.0%
                  Maeda Road Construction Co., Ltd.                                   199,000   3,669,459             0.0%
                  Maezawa Kasei Industries Co., Ltd.                                   57,200     607,957             0.0%
                  Maezawa Kyuso Industries Co., Ltd.                                   21,500     300,666             0.0%
                  Makino Milling Machine Co., Ltd.                                    415,000   3,697,162             0.0%
                  Makita Corp.                                                        168,000   5,994,187             0.1%
#                 Makita Corp. Sponsored ADR                                            4,848     173,510             0.0%
                  Mamezou Holdings Co., Ltd.                                           31,300     245,582             0.0%
#                 Mamiya-Op Co., Ltd.                                                  16,299     172,449             0.0%
                  Mandom Corp.                                                         31,800   1,509,454             0.0%
                  Mani, Inc.                                                           36,700     949,368             0.0%
                  MarkLines Co., Ltd.                                                     700      19,799             0.0%
                  Mars Engineering Corp.                                               31,900     657,474             0.0%
                  Marubeni Corp.                                                    2,028,459  12,502,881             0.1%
                  Marubun Corp.                                                        64,600     405,224             0.0%
                  Marudai Food Co., Ltd.                                              461,000   2,110,532             0.0%
                  Marufuji Sheet Piling Co., Ltd.                                      16,000      37,170             0.0%
                  Maruha Nichiro Corp.                                                255,382   7,304,429             0.1%
                  Marui Group Co., Ltd.                                               356,400   4,881,025             0.0%
                  Maruichi Steel Tube, Ltd.                                           110,400   3,130,635             0.0%
                  Maruka Machinery Co., Ltd.                                           19,800     323,739             0.0%
#                 Marusan Securities Co., Ltd.                                        127,800   1,004,985             0.0%
                  Maruwa Co., Ltd.                                                     34,300   1,224,928             0.0%
#                 Maruwa Unyu Kikan Co., Ltd.                                          23,000     538,736             0.0%
#                 Maruyama Manufacturing Co., Inc.                                     13,300     212,881             0.0%
#*                Maruzen CHI Holdings Co., Ltd.                                        6,400      20,097             0.0%
                  Maruzen Showa Unyu Co., Ltd.                                        172,000     677,400             0.0%
#                 Marvelous, Inc.                                                      63,700     528,808             0.0%
                  Matsuda Sangyo Co., Ltd.                                             45,062     603,630             0.0%
                  Matsui Construction Co., Ltd.                                        80,700     694,116             0.0%
#                 Matsui Securities Co., Ltd.                                         166,900   1,360,497             0.0%
                  Matsumotokiyoshi Holdings Co., Ltd.                                  86,100   4,318,164             0.0%
#                 Matsuya Co., Ltd.                                                    61,200     516,962             0.0%
                  Matsuya Foods Co., Ltd.                                              37,700   1,425,175             0.0%
                  Max Co., Ltd.                                                        73,000   1,067,974             0.0%
                  Maxvalu Nishinihon Co., Ltd.                                          1,700      24,863             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
#                 Maxvalu Tokai Co., Ltd.                                              20,300 $   347,887             0.0%
                  Mazda Motor Corp.                                                 1,420,900  20,989,917             0.1%
                  McDonald's Holdings Co. Japan, Ltd.                                  44,700   1,377,684             0.0%
                  MCJ Co., Ltd.                                                       165,300   1,906,363             0.0%
                  Mebuki Financial Group, Inc.                                      1,988,550   7,802,741             0.1%
#                 MEC Co., Ltd.                                                        44,400     476,462             0.0%
#                 Media Do Co., Ltd.                                                    9,100     227,619             0.0%
#*                Medical Data Vision Co., Ltd.                                         4,400      76,854             0.0%
                  Medical System Network Co., Ltd.                                     53,600     233,230             0.0%
                  Medipal Holdings Corp.                                              354,100   5,866,721             0.1%
                  Medius Holdings Co., Ltd.                                             1,400      34,322             0.0%
#*                Megachips Corp.                                                      43,100   1,136,133             0.0%
#*                Meganesuper Co., Ltd.                                               416,700     246,863             0.0%
                  Megmilk Snow Brand Co., Ltd.                                        193,000   5,759,838             0.0%
                  Meidensha Corp.                                                     777,000   2,840,889             0.0%
                  MEIJI Holdings Co., Ltd.                                            124,620  10,593,300             0.1%
                  Meiji Shipping Co., Ltd.                                             32,900     125,785             0.0%
#*                Meiko Electronics Co., Ltd.                                          83,300     644,677             0.0%
                  Meiko Network Japan Co., Ltd.                                        79,700   1,038,756             0.0%
                  Meisei Industrial Co., Ltd.                                         157,000     892,830             0.0%
                  Meitec Corp.                                                         57,900   2,502,627             0.0%
                  Meito Sangyo Co., Ltd.                                               18,800     252,231             0.0%
#                 Meiwa Corp.                                                          72,700     270,085             0.0%
#                 Meiwa Estate Co., Ltd.                                               52,200     336,292             0.0%
                  Melco Holdings, Inc.                                                 37,600   1,064,380             0.0%
                  Menicon Co., Ltd.                                                    32,300   1,007,256             0.0%
                  Mesco, Inc.                                                           6,000      63,097             0.0%
                  METAWATER Co., Ltd.                                                  30,200     788,009             0.0%
#                 Michinoku Bank, Ltd. (The)                                          758,091   1,273,768             0.0%
#                 Micronics Japan Co., Ltd.                                            96,900     842,092             0.0%
                  Mie Bank, Ltd. (The)                                                 44,600     929,958             0.0%
#                 Mie Kotsu Group Holdings, Inc.                                       74,500     250,659             0.0%
                  Mikuni Corp.                                                         31,200     121,004             0.0%
                  Milbon Co., Ltd.                                                     19,136     925,482             0.0%
                  Mimaki Engineering Co., Ltd.                                         57,600     339,194             0.0%
                  Mimasu Semiconductor Industry Co., Ltd.                              81,800   1,267,048             0.0%
                  Minato Bank, Ltd. (The)                                              65,800   1,248,342             0.0%
                  Minebea Mitsumi, Inc.                                             1,038,826  15,028,580             0.1%
                  Ministop Co., Ltd.                                                   65,300   1,248,149             0.0%
                  Miraca Holdings, Inc.                                               125,900   5,804,762             0.0%
                  Miraial Co., Ltd.                                                     2,100      17,349             0.0%
                  Mirait Holdings Corp.                                               259,730   2,699,486             0.0%
                  Miroku Jyoho Service Co., Ltd.                                       48,700     923,033             0.0%
                  Misawa Homes Co., Ltd.                                              115,000   1,063,160             0.0%
                  MISUMI Group, Inc.                                                  200,700   3,802,271             0.0%
                  Mitani Corp.                                                         32,900   1,026,061             0.0%
                  Mitani Sekisan Co., Ltd.                                              1,800      43,438             0.0%
                  Mito Securities Co., Ltd.                                           251,900     664,989             0.0%
                  Mitsuba Corp.                                                       158,200   2,996,904             0.0%
                  Mitsubishi Chemical Holdings Corp.                                3,644,360  28,525,082             0.2%
                  Mitsubishi Corp.                                                  1,108,400  23,919,358             0.1%
                  Mitsubishi Electric Corp.                                         1,199,000  16,733,746             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE++   OF NET ASSETS**
                                                                                  ---------- ----------- ---------------
JAPAN -- (Continued)
                Mitsubishi Estate Co., Ltd.                                          202,073 $ 3,869,253             0.0%
                Mitsubishi Gas Chemical Co., Inc.                                    444,000   9,494,118             0.1%
                Mitsubishi Heavy Industries, Ltd.                                  4,264,000  17,085,278             0.1%
                Mitsubishi Kakoki Kaisha, Ltd.                                       103,000     199,603             0.0%
                Mitsubishi Logistics Corp.                                           272,000   3,519,017             0.0%
                Mitsubishi Materials Corp.                                           412,720  12,289,470             0.1%
#               Mitsubishi Motors Corp.                                            1,281,000   8,204,216             0.1%
#               Mitsubishi Nichiyu Forklift Co., Ltd.                                144,000     880,508             0.0%
*               Mitsubishi Paper Mills, Ltd.                                         105,400     725,758             0.0%
                Mitsubishi Pencil Co., Ltd.                                           33,700   1,868,352             0.0%
                Mitsubishi Research Institute, Inc.                                   21,300     617,117             0.0%
                Mitsubishi Shokuhin Co., Ltd.                                         46,200   1,477,569             0.0%
                Mitsubishi Steel Manufacturing Co., Ltd.                             603,000   1,260,981             0.0%
                Mitsubishi Tanabe Pharma Corp.                                       152,400   3,095,679             0.0%
                Mitsubishi UFJ Financial Group, Inc.                               7,664,200  48,564,916             0.3%
#               Mitsubishi UFJ Financial Group, Inc. Sponsored ADR                 1,791,677  11,359,232             0.1%
                Mitsubishi UFJ Lease & Finance Co., Ltd.                           1,295,600   6,770,633             0.1%
                Mitsuboshi Belting, Ltd.                                             142,000   1,360,945             0.0%
                Mitsui & Co., Ltd.                                                   848,800  11,985,560             0.1%
                Mitsui & Co., Ltd. Sponsored ADR                                      15,092   4,272,394             0.0%
                Mitsui Chemicals, Inc.                                             2,573,065  13,165,590             0.1%
                Mitsui Engineering & Shipbuilding Co., Ltd.                        3,272,000   5,022,879             0.0%
                Mitsui Fudosan Co., Ltd.                                             283,000   6,226,638             0.1%
                Mitsui High-Tec, Inc.                                                106,100   1,005,575             0.0%
                Mitsui Home Co., Ltd.                                                 84,000     508,250             0.0%
                Mitsui Matsushima Co., Ltd.                                           59,000     752,346             0.0%
                Mitsui Mining & Smelting Co., Ltd.                                 3,026,000  10,210,171             0.1%
                Mitsui OSK Lines, Ltd.                                             2,339,000   7,161,097             0.1%
                Mitsui Sugar Co., Ltd.                                                64,800   1,597,606             0.0%
                Mitsui-Soko Holdings Co., Ltd.                                       463,000   1,362,829             0.0%
#               Mitsumura Printing Co., Ltd.                                          15,000      34,726             0.0%
                Mitsuuroko Group Holdings Co., Ltd.                                   72,500     457,903             0.0%
                Miura Co., Ltd.                                                       46,400     777,476             0.0%
                Mixi, Inc.                                                            23,100   1,281,454             0.0%
#               Miyaji Engineering Group, Inc.                                       263,000     506,544             0.0%
                Miyazaki Bank, Ltd. (The)                                            584,000   1,794,275             0.0%
                Miyoshi Oil & Fat Co., Ltd.                                          274,000     339,118             0.0%
                Mizuho Financial Group, Inc.                                      17,782,160  32,504,525             0.2%
                Mizuno Corp.                                                         407,605   2,107,462             0.0%
#               Mobile Factory, Inc.                                                   1,600      37,704             0.0%
                Mochida Pharmaceutical Co., Ltd.                                      30,099   2,271,279             0.0%
                Modec, Inc.                                                           74,200   1,561,928             0.0%
#               Monex Group, Inc.                                                    873,500   2,187,213             0.0%
#               Money Partners Group Co., Ltd.                                        50,600     215,566             0.0%
#               Monogatari Corp. (The)                                                27,200   1,222,691             0.0%
#               MonotaRO Co., Ltd.                                                    97,000   3,157,014             0.0%
                MORESCO Corp.                                                         27,300     457,022             0.0%
                Morinaga & Co., Ltd.                                                 112,800   5,330,432             0.0%
                Morinaga Milk Industry Co., Ltd.                                     954,000   7,541,476             0.1%
                Morita Holdings Corp.                                                 86,100   1,258,611             0.0%
#               Morito Co., Ltd.                                                      56,800     461,669             0.0%
                Morozoff, Ltd.                                                        74,000     382,730             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
#*                Morpho, Inc.                                                          7,700 $   312,728             0.0%
                  Mory Industries, Inc.                                                16,100     323,014             0.0%
#                 Mr Max Corp.                                                         63,200     264,064             0.0%
                  MS&AD Insurance Group Holdings, Inc.                                458,974  14,964,421             0.1%
                  MTI, Ltd.                                                           150,800     859,659             0.0%
#                 Mugen Estate Co., Ltd.                                               55,300     410,475             0.0%
#                 Murata Manufacturing Co., Ltd.                                       62,340   8,373,851             0.1%
                  Musashi Seimitsu Industry Co., Ltd.                                 106,500   2,615,929             0.0%
                  Musashino Bank, Ltd. (The)                                          111,900   3,256,050             0.0%
#                 Mutoh Holdings Co., Ltd.                                             93,000     195,975             0.0%
#*                Mynet, Inc.                                                           3,600     103,720             0.0%
#                 N Field Co., Ltd.                                                    24,800     297,637             0.0%
                  Nabtesco Corp.                                                      196,600   5,573,682             0.0%
#                 NAC Co., Ltd.                                                        36,100     307,616             0.0%
#                 Nachi-Fujikoshi Corp.                                               760,000   4,052,475             0.0%
                  Nafco Co., Ltd.                                                         200       3,181             0.0%
                  Nagaileben Co., Ltd.                                                 17,200     396,389             0.0%
#                 Nagano Bank, Ltd. (The)                                              31,200     557,232             0.0%
                  Nagano Keiki Co., Ltd.                                               16,900     107,936             0.0%
                  Nagase & Co., Ltd.                                                  397,300   5,761,183             0.0%
                  Nagatanien Holdings Co., Ltd.                                        43,000     545,347             0.0%
                  Nagawa Co., Ltd.                                                      3,200     111,477             0.0%
#                 Nagoya Railroad Co., Ltd.                                           769,000   3,532,688             0.0%
#*                Naigai Co., Ltd.                                                    122,000      60,198             0.0%
                  Naigai Trans Line, Ltd.                                               6,700      67,355             0.0%
                  Nakabayashi Co., Ltd.                                               120,000     286,351             0.0%
                  Nakamuraya Co., Ltd.                                                  4,700     197,780             0.0%
                  Nakanishi, Inc.                                                      34,100   1,341,794             0.0%
                  Nakano Corp.                                                         44,000     257,770             0.0%
                  Nakayama Steel Works, Ltd.                                           96,500     610,023             0.0%
                  Namura Shipbuilding Co., Ltd.                                       226,248   1,461,713             0.0%
                  Nankai Electric Railway Co., Ltd.                                   633,000   3,112,994             0.0%
                  Nanto Bank, Ltd. (The)                                               88,700   3,356,584             0.0%
#                 Natori Co., Ltd.                                                     21,500     361,711             0.0%
                  NDS Co., Ltd.                                                         8,100     207,876             0.0%
                  NEC Capital Solutions, Ltd.                                          31,900     515,316             0.0%
                  NEC Corp.                                                         5,992,800  14,900,976             0.1%
                  NEC Networks & System Integration Corp.                              87,400   1,827,059             0.0%
                  NET One Systems Co., Ltd.                                           291,700   2,661,563             0.0%
                  Neturen Co., Ltd.                                                   123,100   1,016,752             0.0%
#*                New Japan Chemical Co., Ltd.                                         57,600      74,450             0.0%
*                 New Japan Radio Co., Ltd.                                            65,400     306,950             0.0%
#                 Nexon Co., Ltd.                                                     107,300   1,826,177             0.0%
#                 Nextage Co., Ltd.                                                     6,600      85,038             0.0%
#                 Nexyz Group Corp.                                                    13,100     175,833             0.0%
                  NGK Insulators, Ltd.                                                176,900   3,784,986             0.0%
                  NGK Spark Plug Co., Ltd.                                            328,400   7,122,137             0.1%
                  NH Foods, Ltd.                                                      217,000   6,185,142             0.1%
                  NHK Spring Co., Ltd.                                                797,600   8,909,900             0.1%
                  Nicca Chemical Co., Ltd.                                              2,600      27,605             0.0%
                  Nice Holdings, Inc.                                                 267,000     371,516             0.0%
#                 Nichi-iko Pharmaceutical Co., Ltd.                                  155,550   2,414,731             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Nichia Steel Works, Ltd.                                           41,000 $   95,670             0.0%
                  Nichias Corp.                                                     469,000  4,787,464             0.0%
                  Nichiban Co., Ltd.                                                 73,000    568,313             0.0%
                  Nichicon Corp.                                                    215,200  2,046,884             0.0%
                  Nichiden Corp.                                                      9,200    282,352             0.0%
                  Nichiha Corp.                                                     122,400  3,839,651             0.0%
                  NichiiGakkan Co., Ltd.                                            123,400    935,663             0.0%
                  Nichimo Co., Ltd.                                                  48,000     75,779             0.0%
                  Nichirei Corp.                                                    389,499  9,695,634             0.1%
                  Nichireki Co., Ltd.                                                94,600    817,794             0.0%
                  Nichirin Co., Ltd.                                                 17,600    328,316             0.0%
                  Nidec Corp.                                                        45,178  4,145,236             0.0%
#                 Nidec Corp. Sponsored ADR                                          20,578    473,706             0.0%
                  Nifco, Inc.                                                       118,700  5,927,481             0.1%
                  Nihon Chouzai Co., Ltd.                                            31,360  1,099,107             0.0%
                  Nihon Dempa Kogyo Co., Ltd.                                        79,000    571,511             0.0%
                  Nihon Dengi Co., Ltd.                                                 500     10,784             0.0%
                  Nihon Eslead Corp.                                                 24,200    322,224             0.0%
                  Nihon Flush Co., Ltd.                                              19,900    241,152             0.0%
                  Nihon House Holdings Co., Ltd.                                    169,300    718,565             0.0%
                  Nihon Kagaku Sangyo Co., Ltd.                                      29,000    362,531             0.0%
                  Nihon Kohden Corp.                                                129,000  2,921,437             0.0%
#                 Nihon M&A Center, Inc.                                            110,600  3,777,304             0.0%
                  Nihon Nohyaku Co., Ltd.                                           210,700  1,352,061             0.0%
                  Nihon Parkerizing Co., Ltd.                                       196,400  2,521,085             0.0%
#                 Nihon Plast Co., Ltd.                                              53,600    658,373             0.0%
                  Nihon Tokushu Toryo Co., Ltd.                                      42,500    647,952             0.0%
#                 Nihon Trim Co., Ltd.                                               17,900    598,309             0.0%
                  Nihon Unisys, Ltd.                                                214,900  3,012,913             0.0%
                  Nihon Yamamura Glass Co., Ltd.                                    358,000    601,093             0.0%
                  Nikkiso Co., Ltd.                                                 250,000  2,553,002             0.0%
                  Nikko Co., Ltd.                                                    13,500    242,662             0.0%
                  Nikkon Holdings Co., Ltd.                                         228,700  4,781,891             0.0%
                  Nikon Corp.                                                       414,500  5,917,158             0.1%
                  Nintendo Co., Ltd.                                                 10,900  2,758,413             0.0%
                  Nippi, Inc.                                                        31,000    234,367             0.0%
                  Nippo Corp.                                                       184,000  3,544,970             0.0%
                  Nippon Air Conditioning Services Co., Ltd.                         26,700    164,523             0.0%
                  Nippon Aqua Co., Ltd.                                              10,200     36,451             0.0%
                  Nippon Beet Sugar Manufacturing Co., Ltd.                          54,700  1,142,939             0.0%
                  Nippon Carbide Industries Co., Inc.                               329,000    483,731             0.0%
#                 Nippon Carbon Co., Ltd.                                           499,000  1,405,051             0.0%
                  Nippon Ceramic Co., Ltd.                                           12,000    254,898             0.0%
                  Nippon Chemi-Con Corp.                                            505,000  1,713,494             0.0%
#                 Nippon Chemical Industrial Co., Ltd.                              249,000    509,466             0.0%
                  Nippon Chemiphar Co., Ltd.                                          7,400    341,240             0.0%
                  Nippon Chutetsukan K.K.                                            36,000     53,921             0.0%
                  Nippon Coke & Engineering Co., Ltd.                               845,100    750,241             0.0%
#                 Nippon Commercial Development Co., Ltd.                            24,500    413,584             0.0%
#                 Nippon Concrete Industries Co., Ltd.                              206,200    647,015             0.0%
                  Nippon Denko Co., Ltd.                                            548,250  1,672,573             0.0%
                  Nippon Densetsu Kogyo Co., Ltd.                                    88,100  1,741,409             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Nippon Electric Glass Co., Ltd.                                   1,099,000 $ 6,816,369             0.1%
                  Nippon Express Co., Ltd.                                          1,058,000   5,807,866             0.0%
                  Nippon Felt Co., Ltd.                                                15,100      68,848             0.0%
                  Nippon Filcon Co., Ltd.                                              18,800     100,529             0.0%
                  Nippon Fine Chemical Co., Ltd.                                       31,800     268,889             0.0%
                  Nippon Flour Mills Co., Ltd.                                        256,800   3,852,526             0.0%
#                 Nippon Gas Co., Ltd.                                                149,800   4,304,856             0.0%
                  Nippon Hume Corp.                                                    87,600     534,032             0.0%
                  Nippon Kanzai Co., Ltd.                                              21,800     357,241             0.0%
                  Nippon Kayaku Co., Ltd.                                             418,000   5,711,103             0.0%
                  Nippon Kinzoku Co., Ltd.                                             21,600     275,532             0.0%
                  Nippon Kodoshi Corp.                                                 11,200      96,827             0.0%
                  Nippon Koei Co., Ltd.                                                55,000   1,473,280             0.0%
#                 Nippon Koshuha Steel Co., Ltd.                                      328,000     241,450             0.0%
                  Nippon Light Metal Holdings Co., Ltd.                             2,868,300   6,408,582             0.1%
                  Nippon Paint Holdings Co., Ltd.                                      83,300   3,195,250             0.0%
#                 Nippon Paper Industries Co., Ltd.                                   356,202   6,734,333             0.1%
                  Nippon Parking Development Co., Ltd.                                508,800     657,416             0.0%
                  Nippon Pillar Packing Co., Ltd.                                      86,500   1,212,656             0.0%
                  Nippon Piston Ring Co., Ltd.                                         25,100     537,335             0.0%
                  Nippon Rietec Co., Ltd.                                               3,000      31,316             0.0%
                  Nippon Road Co., Ltd. (The)                                         290,000   1,300,961             0.0%
                  Nippon Seiki Co., Ltd.                                              119,000   2,479,987             0.0%
                  Nippon Seisen Co., Ltd.                                              65,000     397,046             0.0%
#*                Nippon Sharyo, Ltd.                                                 264,000     698,823             0.0%
*                 Nippon Sheet Glass Co., Ltd.                                        229,200   1,783,198             0.0%
                  Nippon Shinyaku Co., Ltd.                                            14,200     755,139             0.0%
                  Nippon Shokubai Co., Ltd.                                            73,200   4,917,183             0.0%
                  Nippon Signal Co., Ltd.                                             212,400   2,035,934             0.0%
                  Nippon Soda Co., Ltd.                                               547,000   2,963,999             0.0%
                  Nippon Steel & Sumikin Bussan Corp.                                  69,000   2,839,512             0.0%
                  Nippon Steel & Sumitomo Metal Corp.                                 733,614  16,521,368             0.1%
                  Nippon Suisan Kaisha, Ltd.                                        1,418,600   6,848,372             0.1%
                  Nippon Systemware Co., Ltd.                                          29,300     412,236             0.0%
                  Nippon Telegraph & Telephone Corp.                                   80,600   3,454,164             0.0%
                  Nippon Thompson Co., Ltd.                                           255,600   1,393,465             0.0%
                  Nippon Tungsten Co., Ltd.                                            31,000      50,567             0.0%
                  Nippon Valqua Industries, Ltd.                                       34,000     580,453             0.0%
#                 Nippon View Hotel Co., Ltd.                                           7,700      94,088             0.0%
                  Nippon Yakin Kogyo Co., Ltd.                                        347,800     626,978             0.0%
#*                Nippon Yusen K.K.                                                 4,877,309   9,806,115             0.1%
                  Nipro Corp.                                                         638,100   9,682,177             0.1%
                  Nishi-Nippon Financial Holdings, Inc.                               468,514   4,467,490             0.0%
                  Nishi-Nippon Railroad Co., Ltd.                                     750,000   3,172,554             0.0%
                  Nishimatsu Construction Co., Ltd.                                 1,264,000   6,429,432             0.1%
                  Nishimatsuya Chain Co., Ltd.                                        133,800   1,419,621             0.0%
                  Nishio Rent All Co., Ltd.                                            64,200   1,941,600             0.0%
                  Nissan Chemical Industries, Ltd.                                    192,700   5,976,657             0.1%
                  Nissan Motor Co., Ltd.                                            3,541,800  33,737,662             0.2%
                  Nissan Shatai Co., Ltd.                                             186,000   1,751,329             0.0%
                  Nissan Tokyo Sales Holdings Co., Ltd.                                69,300     289,052             0.0%
                  Nissei ASB Machine Co., Ltd.                                         38,100     979,257             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Nissei Build Kogyo Co., Ltd.                                        320,000 $ 1,586,230             0.0%
                  Nissei Plastic Industrial Co., Ltd.                                  57,800     550,753             0.0%
#                 Nissha Printing Co., Ltd.                                           100,600   2,502,822             0.0%
                  Nisshin Fudosan Co.                                                 111,300     629,510             0.0%
                  Nisshin Oillio Group, Ltd. (The)                                    676,000   4,000,459             0.0%
                  Nisshin Seifun Group, Inc.                                          293,445   4,508,691             0.0%
                  Nisshin Steel Co., Ltd.                                              84,774   1,035,348             0.0%
                  Nisshinbo Holdings, Inc.                                            583,200   5,961,555             0.1%
                  Nissin Corp.                                                        240,000     808,406             0.0%
                  Nissin Electric Co., Ltd.                                           231,100   2,731,832             0.0%
                  Nissin Foods Holdings Co., Ltd.                                      30,075   1,722,156             0.0%
                  Nissin Kogyo Co., Ltd.                                              172,200   2,961,116             0.0%
                  Nissin Sugar Co., Ltd.                                               43,000     722,277             0.0%
                  Nissui Pharmaceutical Co., Ltd.                                      50,100     627,953             0.0%
                  Nitori Holdings Co., Ltd.                                            32,300   4,202,627             0.0%
                  Nitta Corp.                                                          46,200   1,305,897             0.0%
#                 Nitta Gelatin, Inc.                                                  36,200     239,348             0.0%
                  Nittan Valve Co., Ltd.                                               27,500      96,967             0.0%
                  Nittetsu Mining Co., Ltd.                                            23,300   1,241,854             0.0%
                  Nitto Boseki Co., Ltd.                                              428,000   2,162,710             0.0%
                  Nitto Denko Corp.                                                    56,100   4,224,368             0.0%
#                 Nitto FC Co., Ltd.                                                   12,700     102,672             0.0%
                  Nitto Kogyo Corp.                                                   108,200   1,559,252             0.0%
                  Nitto Kohki Co., Ltd.                                                26,200     610,952             0.0%
                  Nitto Seiko Co., Ltd.                                                58,600     240,836             0.0%
                  Nittoc Construction Co., Ltd.                                       114,949     462,156             0.0%
                  Nittoku Engineering Co., Ltd.                                        46,200   1,042,394             0.0%
                  Noda Corp.                                                            7,800      61,389             0.0%
                  Noevir Holdings Co., Ltd.                                            10,600     437,007             0.0%
                  NOF Corp.                                                           409,000   4,608,769             0.0%
                  Nohmi Bosai, Ltd.                                                    77,900   1,081,550             0.0%
                  Nojima Corp.                                                        103,400   1,542,571             0.0%
                  NOK Corp.                                                           324,000   7,722,657             0.1%
                  Nomura Co., Ltd.                                                     86,000   1,644,983             0.0%
                  Nomura Holdings, Inc.                                             1,804,200  10,842,570             0.1%
                  Nomura Holdings, Inc. Sponsored ADR                                 387,517   2,340,603             0.0%
                  Nomura Real Estate Holdings, Inc.                                   445,900   7,542,055             0.1%
                  Nomura Research Institute, Ltd.                                      79,695   2,775,055             0.0%
                  Noritake Co., Ltd.                                                   41,400   1,110,730             0.0%
#                 Noritsu Koki Co., Ltd.                                               94,900     729,741             0.0%
                  Noritz Corp.                                                        118,200   2,298,758             0.0%
                  North Pacific Bank, Ltd.                                          1,286,700   4,906,710             0.0%
                  NS Solutions Corp.                                                  136,600   2,993,050             0.0%
                  NS Tool Co., Ltd.                                                     2,500      35,980             0.0%
                  NS United Kaiun Kaisha, Ltd.                                        449,000     959,026             0.0%
                  NSD Co., Ltd.                                                        68,639   1,118,876             0.0%
                  NSK, Ltd.                                                           857,900  11,731,826             0.1%
                  NTN Corp.                                                         1,680,000   8,563,367             0.1%
                  NTT Data Corp.                                                       74,100   3,440,804             0.0%
                  NTT DOCOMO, Inc.                                                  1,305,900  31,598,946             0.2%
                  NTT DOCOMO, Inc. Sponsored ADR                                       43,500   1,053,570             0.0%
                  NTT Urban Development Corp.                                         146,000   1,317,660             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
#                 Nuflare Technology, Inc.                                             16,100 $   854,001             0.0%
#                 OAK Capital Corp.                                                   177,100     268,677             0.0%
                  Obara Group, Inc.                                                    40,600   1,854,451             0.0%
                  Obayashi Corp.                                                    1,348,500  13,092,422             0.1%
                  Obayashi Road Corp.                                                 112,100     682,290             0.0%
                  Obic Co., Ltd.                                                       62,300   3,365,795             0.0%
#                 Odakyu Electric Railway Co., Ltd.                                   138,500   2,688,677             0.0%
#                 Odelic Co., Ltd.                                                     11,400     399,754             0.0%
                  Oenon Holdings, Inc.                                                263,000     582,792             0.0%
                  Ogaki Kyoritsu Bank, Ltd. (The)                                   1,071,000   3,127,086             0.0%
#                 Ohara, Inc.                                                          25,400     239,011             0.0%
                  Ohashi Technica, Inc.                                                18,200     225,195             0.0%
                  Ohba Co., Ltd.                                                        8,400      38,809             0.0%
                  Ohsho Food Service Corp.                                             32,300   1,204,376             0.0%
                  OIE Sangyo Co., Ltd.                                                  1,200      12,031             0.0%
                  Oiles Corp.                                                          60,101   1,092,195             0.0%
*                 Oisix, Inc.                                                           4,800      92,695             0.0%
                  Oita Bank, Ltd. (The)                                               392,000   1,517,072             0.0%
                  Oji Holdings Corp.                                                2,098,000  10,154,320             0.1%
                  Okabe Co., Ltd.                                                     149,100   1,336,305             0.0%
                  Okamoto Industries, Inc.                                            224,000   2,428,349             0.0%
                  Okamoto Machine Tool Works, Ltd.                                    141,000     202,572             0.0%
                  Okamura Corp.                                                       196,400   1,739,006             0.0%
                  Okasan Securities Group, Inc.                                       596,000   3,475,309             0.0%
#                 Okaya Electric Industries Co., Ltd.                                   6,700      23,804             0.0%
                  Oki Electric Industry Co., Ltd.                                     341,100   5,097,056             0.0%
                  Okinawa Cellular Telephone Co.                                       14,500     472,746             0.0%
                  Okinawa Electric Power Co., Inc. (The)                               87,930   2,145,262             0.0%
#                 OKK Corp.                                                           349,000     363,461             0.0%
                  OKUMA Corp.                                                         366,000   3,838,922             0.0%
                  Okumura Corp.                                                       662,000   4,091,478             0.0%
                  Okura Industrial Co., Ltd.                                          148,000     700,746             0.0%
                  Okuwa Co., Ltd.                                                      63,000     665,704             0.0%
                  Olympic Group Corp.                                                  18,200      91,814             0.0%
                  Olympus Corp.                                                        99,300   3,828,791             0.0%
                  Omron Corp.                                                         156,200   6,539,669             0.1%
                  Ono Pharmaceutical Co., Ltd.                                         18,200     375,407             0.0%
                  ONO Sokki Co., Ltd.                                                  24,900     177,241             0.0%
                  Onoken Co., Ltd.                                                     62,300     863,690             0.0%
#                 Onward Holdings Co., Ltd.                                           539,000   4,005,397             0.0%
#                 Ootoya Holdings Co., Ltd.                                             2,900      53,040             0.0%
#*                Open Door, Inc.                                                       3,400      91,454             0.0%
                  Open House Co., Ltd.                                                150,100   3,681,901             0.0%
                  OPT Holdings, Inc.                                                   48,000     457,458             0.0%
#                 Optex Group Co., Ltd.                                                25,000     692,999             0.0%
*                 Optim Corp.                                                          11,200     275,005             0.0%
                  Oracle Corp. Japan                                                   20,200   1,163,811             0.0%
                  Organo Corp.                                                        138,000     632,817             0.0%
#                 Orient Corp.                                                      1,181,400   2,108,639             0.0%
                  Oriental Land Co., Ltd.                                              45,400   2,607,518             0.0%
                  Origin Electric Co., Ltd.                                            88,000     248,508             0.0%
                  ORIX Corp.                                                        1,726,100  26,379,510             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
#                 ORIX Corp. Sponsored ADR                                             17,205 $ 1,317,731             0.0%
                  Osaka Gas Co., Ltd.                                                 868,000   3,249,121             0.0%
                  Osaka Organic Chemical Industry, Ltd.                                67,200     776,565             0.0%
                  Osaka Soda Co., Ltd.                                                216,000     980,453             0.0%
                  Osaka Steel Co., Ltd.                                                51,700     978,571             0.0%
#*                OSAKA Titanium Technologies Co., Ltd.                                17,200     252,069             0.0%
                  Osaki Electric Co., Ltd.                                            175,000   1,420,569             0.0%
#                 OSG Corp.                                                           357,700   7,369,161             0.1%
#                 OSJB Holdings Corp.                                                 296,300     699,288             0.0%
                  Otsuka Corp.                                                         34,300   1,837,283             0.0%
                  Otsuka Holdings Co., Ltd.                                            79,600   3,666,287             0.0%
#                 Otsuka Kagu, Ltd.                                                    49,300     397,951             0.0%
                  OUG Holdings, Inc.                                                    6,000      13,998             0.0%
#                 Outsourcing, Inc.                                                    34,200   1,311,920             0.0%
                  Oyo Corp.                                                            90,500   1,148,582             0.0%
                  Pacific Industrial Co., Ltd.                                        167,800   2,359,435             0.0%
*                 Pacific Metals Co., Ltd.                                            656,000   2,130,785             0.0%
                  Pack Corp. (The)                                                     31,600     890,769             0.0%
                  PAL GROUP Holdings Co., Ltd.                                         49,600   1,318,942             0.0%
                  PALTAC Corp.                                                        150,258   4,435,237             0.0%
#                 PanaHome Corp.                                                      260,000   2,888,608             0.0%
                  Panasonic Corp.                                                   1,809,642  21,640,141             0.1%
                  PAPYLESS Co., Ltd.                                                    8,300     220,588             0.0%
                  Paraca, Inc.                                                          6,000     115,127             0.0%
#                 Paramount Bed Holdings Co., Ltd.                                     52,600   2,207,957             0.0%
                  Parco Co., Ltd.                                                      97,500   1,014,296             0.0%
                  Paris Miki Holdings, Inc.                                            60,500     252,749             0.0%
                  Park24 Co., Ltd.                                                    145,800   3,761,911             0.0%
#                 Pasco Corp.                                                         111,000     356,509             0.0%
#                 Pasona Group, Inc.                                                  111,200     826,467             0.0%
#                 PC Depot Corp.                                                      145,040     730,748             0.0%
                  PCI Holdings, Inc.                                                    1,200      26,859             0.0%
                  Pegasus Sewing Machine Manufacturing Co., Ltd.                       58,000     447,726             0.0%
                  Penta-Ocean Construction Co., Ltd.                                1,289,600   6,533,247             0.1%
#                 People Co., Ltd.                                                        800      12,791             0.0%
#                 Pepper Food Service Co., Ltd.                                        11,400     201,240             0.0%
#*                PeptiDream, Inc.                                                     27,700   1,658,338             0.0%
                  PIA Corp.                                                             3,900     101,738             0.0%
                  Pigeon Corp.                                                         94,600   2,933,155             0.0%
                  Pilot Corp.                                                          59,600   2,422,911             0.0%
                  Piolax, Inc.                                                         87,000   2,000,661             0.0%
*                 Pioneer Corp.                                                     1,536,300   2,773,003             0.0%
                  Plenus Co., Ltd.                                                     63,000   1,319,019             0.0%
                  Pocket Card Co., Ltd.                                                70,300     433,331             0.0%
                  Pola Orbis Holdings, Inc.                                           118,400   2,734,189             0.0%
                  Poletowin Pitcrew Holdings, Inc.                                     67,800     852,220             0.0%
                  Press Kogyo Co., Ltd.                                               396,300   1,923,221             0.0%
                  Pressance Corp.                                                     123,600   1,429,552             0.0%
                  Prestige International, Inc.                                        122,100   1,096,242             0.0%
                  Prima Meat Packers, Ltd.                                            689,000   3,174,969             0.0%
                  Pronexus, Inc.                                                       35,500     444,705             0.0%
#                 Prospect Co., Ltd.                                                  674,000     398,647             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Proto Corp.                                                          21,900 $   286,915             0.0%
                  PS Mitsubishi Construction Co., Ltd.                                128,700     490,703             0.0%
                  Punch Industry Co., Ltd.                                              8,400      82,440             0.0%
                  Qol Co., Ltd.                                                        79,900   1,090,487             0.0%
                  Quick Co., Ltd.                                                      15,000     168,410             0.0%
                  Raccoon Co., Ltd.                                                     5,300      24,326             0.0%
                  Raito Kogyo Co., Ltd.                                               181,300   1,802,094             0.0%
                  Rakus Co., Ltd.                                                       3,200      56,233             0.0%
                  Rakuten, Inc.                                                       179,800   1,841,879             0.0%
#*                Rasa Industries, Ltd.                                               276,000     341,624             0.0%
                  Raysum Co., Ltd.                                                     70,700     648,373             0.0%
                  Recruit Holdings Co., Ltd.                                           94,100   4,756,033             0.0%
                  Relia, Inc.                                                          62,900     621,783             0.0%
#                 Relo Group, Inc.                                                    180,000   2,953,401             0.0%
#                 Renaissance, Inc.                                                    20,300     335,968             0.0%
                  Rengo Co., Ltd.                                                     824,410   4,985,145             0.0%
#*                Renown, Inc.                                                        211,400     273,210             0.0%
                  Resona Holdings, Inc.                                             3,212,400  17,858,343             0.1%
#                 Resorttrust, Inc.                                                   141,700   2,439,021             0.0%
                  Rheon Automatic Machinery Co., Ltd.                                  57,800     553,785             0.0%
                  Rhythm Watch Co., Ltd.                                              258,000     437,027             0.0%
                  Riberesute Corp.                                                     23,300     186,896             0.0%
                  Ricoh Co., Ltd.                                                   1,539,119  12,829,186             0.1%
                  Ricoh Leasing Co., Ltd.                                              58,300   1,888,698             0.0%
#                 Ride On Express Co., Ltd.                                            22,700     175,142             0.0%
#                 Right On Co., Ltd.                                                   63,500     545,092             0.0%
                  Riken Corp.                                                          29,800   1,304,205             0.0%
                  Riken Keiki Co., Ltd.                                                36,800     546,487             0.0%
#                 Riken Technos Corp.                                                 145,400     696,903             0.0%
                  Riken Vitamin Co., Ltd.                                              14,300     540,294             0.0%
                  Ringer Hut Co., Ltd.                                                 44,300     908,069             0.0%
                  Rinnai Corp.                                                         16,300   1,355,475             0.0%
                  Rion Co., Ltd.                                                       19,400     260,944             0.0%
                  Riso Kagaku Corp.                                                    82,058   1,444,247             0.0%
                  Riso Kyoiku Co., Ltd.                                                87,450     619,247             0.0%
#                 Rock Field Co., Ltd.                                                 50,400     804,375             0.0%
                  Rohm Co., Ltd.                                                       86,800   6,095,783             0.1%
#                 Rohto Pharmaceutical Co., Ltd.                                      210,200   3,924,439             0.0%
                  Rokko Butter Co., Ltd.                                               30,600     664,865             0.0%
                  Roland DG Corp.                                                      67,300   2,014,271             0.0%
#                 Rorze Corp.                                                          48,900     983,171             0.0%
                  Round One Corp.                                                     421,300   3,598,124             0.0%
                  Royal Holdings Co., Ltd.                                            115,500   2,264,197             0.0%
#                 RS Technologies Co., Ltd.                                             1,000      58,270             0.0%
#*                RVH, Inc.                                                            52,400     318,529             0.0%
                  Ryobi, Ltd.                                                         530,000   2,331,851             0.0%
                  Ryoden Corp.                                                        142,000     898,325             0.0%
#                 Ryohin Keikaku Co., Ltd.                                             15,575   3,512,148             0.0%
                  Ryosan Co., Ltd.                                                    147,300   4,819,480             0.0%
                  Ryoyo Electro Corp.                                                 100,300   1,469,098             0.0%
#                 S Foods, Inc.                                                        59,200   1,849,254             0.0%
#                 Sac's Bar Holdings, Inc.                                             72,200     805,344             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
#                 Sagami Rubber Industries Co., Ltd.                                 23,000 $  231,701             0.0%
                  Saibu Gas Co., Ltd.                                               570,000  1,314,752             0.0%
                  Saizeriya Co., Ltd.                                               113,800  3,195,857             0.0%
                  Sakai Chemical Industry Co., Ltd.                                 283,000    969,745             0.0%
                  Sakai Heavy Industries, Ltd.                                      165,000    453,229             0.0%
                  Sakai Moving Service Co., Ltd.                                     34,600  1,009,078             0.0%
#                 Sakai Ovex Co., Ltd.                                               22,299    350,533             0.0%
                  Sakata INX Corp.                                                  141,000  1,991,583             0.0%
                  Sakata Seed Corp.                                                  56,700  1,787,935             0.0%
#                 Sakura Internet, Inc.                                              34,000    256,793             0.0%
                  Sala Corp.                                                         77,800    440,227             0.0%
#                 SAMTY Co., Ltd.                                                    59,000    586,319             0.0%
                  San Holdings, Inc.                                                  1,800     26,230             0.0%
                  San-A Co., Ltd.                                                    47,700  2,167,153             0.0%
                  San-Ai Oil Co., Ltd.                                              197,400  1,676,812             0.0%
                  San-In Godo Bank, Ltd. (The)                                      375,000  3,053,276             0.0%
#*                Sanden Holdings Corp.                                             501,000  1,556,544             0.0%
#                 Sanei Architecture Planning Co., Ltd.                              33,100    454,342             0.0%
                  Sangetsu Corp.                                                    134,100  2,366,262             0.0%
*                 Sanken Electric Co., Ltd.                                         597,000  2,745,558             0.0%
                  Sanki Engineering Co., Ltd.                                       172,700  1,494,149             0.0%
                  Sanko Marketing Foods Co., Ltd.                                    10,800     93,677             0.0%
                  Sanko Metal Industrial Co., Ltd.                                    8,300    223,794             0.0%
                  Sankyo Co., Ltd.                                                  111,900  3,902,553             0.0%
                  Sankyo Frontier Co., Ltd.                                           9,000    105,731             0.0%
                  Sankyo Seiko Co., Ltd.                                            104,900    362,070             0.0%
                  Sankyo Tateyama, Inc.                                             110,600  1,618,370             0.0%
                  Sankyu, Inc.                                                      995,000  6,319,136             0.1%
                  Sanoh Industrial Co., Ltd.                                        111,000    795,487             0.0%
#                 Sanoyas Holdings Corp.                                            101,400    253,788             0.0%
#                 Sanrio Co., Ltd.                                                  114,300  2,088,379             0.0%
                  Sansei Technologies, Inc.                                          26,900    239,857             0.0%
#                 Sansha Electric Manufacturing Co., Ltd.                            30,300    136,986             0.0%
                  Sanshin Electronics Co., Ltd.                                     105,800  1,249,197             0.0%
                  Santen Pharmaceutical Co., Ltd.                                   205,900  2,897,154             0.0%
                  Sanwa Holdings Corp.                                              612,800  6,177,124             0.1%
                  Sanyei Corp.                                                          300      9,680             0.0%
                  Sanyo Chemical Industries, Ltd.                                    54,600  2,448,392             0.0%
                  Sanyo Denki Co., Ltd.                                             175,000  1,442,765             0.0%
                  Sanyo Electric Railway Co., Ltd.                                  118,000    608,683             0.0%
                  Sanyo Engineering & Construction, Inc.                              4,200     24,926             0.0%
                  Sanyo Housing Nagoya Co., Ltd.                                     30,100    273,034             0.0%
                  Sanyo Industries, Ltd.                                             15,000     26,366             0.0%
#                 Sanyo Shokai, Ltd.                                                539,000    794,209             0.0%
                  Sanyo Special Steel Co., Ltd.                                     502,000  2,761,871             0.0%
                  Sanyo Trading Co., Ltd.                                            11,700    217,906             0.0%
                  Sapporo Holdings, Ltd.                                            339,600  9,502,257             0.1%
#                 Sata Construction Co., Ltd.                                        29,000    110,855             0.0%
                  Sato Holdings Corp.                                               113,900  2,602,665             0.0%
                  Sato Shoji Corp.                                                   21,300    165,090             0.0%
#                 Satori Electric Co., Ltd.                                          67,200    490,056             0.0%
#                 Sawada Holdings Co., Ltd.                                          66,000    594,153             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Sawai Pharmaceutical Co., Ltd.                                      113,000 $ 6,174,893             0.1%
#                 Saxa Holdings, Inc.                                                 219,000     414,779             0.0%
                  SBI Holdings, Inc.                                                  628,480   8,718,371             0.1%
#                 SBS Holdings, Inc.                                                   82,900     598,530             0.0%
#                 Scala, Inc.                                                          67,800     491,578             0.0%
#                 SCREEN Holdings Co., Ltd.                                           103,400   7,510,589             0.1%
#                 Scroll Corp.                                                        119,700     383,765             0.0%
                  SCSK Corp.                                                           49,659   1,999,155             0.0%
                  Secom Co., Ltd.                                                      77,200   5,606,494             0.0%
                  Secom Joshinetsu Co., Ltd.                                            1,500      45,548             0.0%
#                 Seed Co., Ltd.                                                       11,500     213,347             0.0%
                  Sega Sammy Holdings, Inc.                                           432,712   5,809,800             0.0%
#                 Seibu Electric Industry Co., Ltd.                                     3,199      66,246             0.0%
#                 Seibu Holdings, Inc.                                                115,500   2,017,786             0.0%
                  Seika Corp.                                                         216,000     676,307             0.0%
                  Seikitokyu Kogyo Co., Ltd.                                          129,599     698,206             0.0%
                  Seiko Epson Corp.                                                   522,000  10,692,265             0.1%
#                 Seiko Holdings Corp.                                                707,000   2,945,069             0.0%
#                 Seiko PMC Corp.                                                      27,500     298,045             0.0%
                  Seino Holdings Co., Ltd.                                            577,000   6,682,746             0.1%
                  Seiren Co., Ltd.                                                    172,500   2,561,953             0.0%
                  Sekisui Chemical Co., Ltd.                                          694,000  11,647,842             0.1%
                  Sekisui House, Ltd.                                                 571,200   9,488,662             0.1%
                  Sekisui Jushi Corp.                                                  97,400   1,717,630             0.0%
                  Sekisui Plastics Co., Ltd.                                           93,600     683,591             0.0%
                  Senko Group Holdings Co., Ltd.                                      513,100   3,341,297             0.0%
                  Senshu Electric Co., Ltd.                                            11,400     205,719             0.0%
                  Senshu Ikeda Holdings, Inc.                                       1,011,760   4,266,423             0.0%
                  Senshukai Co., Ltd.                                                 142,200   1,042,202             0.0%
                  Septeni Holdings Co., Ltd.                                          198,400     692,207             0.0%
                  Seria Co., Ltd.                                                      57,000   2,553,518             0.0%
                  Seven & I Holdings Co., Ltd.                                        298,052  12,587,918             0.1%
#                 Seven Bank, Ltd.                                                  1,638,500   5,503,174             0.0%
#                 SFP Dining Co., Ltd.                                                 36,700     467,331             0.0%
#*                Sharp Corp.                                                         465,000   1,686,341             0.0%
#                 Shibaura Electronics Co., Ltd.                                        9,400     222,602             0.0%
                  Shibaura Mechatronics Corp.                                         131,000     321,764             0.0%
                  Shibusawa Warehouse Co., Ltd. (The)                                 153,000     470,326             0.0%
                  Shibuya Corp.                                                        66,900   1,780,129             0.0%
#                 Shidax Corp.                                                         31,900     120,791             0.0%
#*                SHIFT, Inc.                                                          13,000     142,432             0.0%
#                 Shiga Bank, Ltd. (The)                                              879,185   4,594,416             0.0%
                  Shikibo, Ltd.                                                       344,000     413,486             0.0%
                  Shikoku Bank, Ltd. (The)                                            642,000   1,849,286             0.0%
                  Shikoku Chemicals Corp.                                              78,000     892,648             0.0%
#                 Shikoku Electric Power Co., Inc.                                    200,600   2,410,200             0.0%
#                 Shima Seiki Manufacturing, Ltd.                                     105,600   3,828,762             0.0%
                  Shimachu Co., Ltd.                                                  214,300   4,955,457             0.0%
                  Shimadzu Corp.                                                      284,600   4,831,328             0.0%
                  Shimamura Co., Ltd.                                                  48,200   6,596,734             0.1%
                  Shimano, Inc.                                                        30,400   4,652,535             0.0%
                  Shimizu Bank, Ltd. (The)                                             22,300     691,796             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Shimizu Corp.                                                       789,000 $ 7,566,455             0.1%
                  Shimojima Co., Ltd.                                                   5,900      59,963             0.0%
                  Shin Nippon Air Technologies Co., Ltd.                               50,500     666,314             0.0%
*                 Shin Nippon Biomedical Laboratories, Ltd.                            51,100     291,412             0.0%
                  Shin-Etsu Chemical Co., Ltd.                                        122,100  10,612,642             0.1%
                  Shin-Etsu Polymer Co., Ltd.                                         151,200   1,141,972             0.0%
                  Shin-Keisei Electric Railway Co., Ltd.                               34,000     126,281             0.0%
                  Shinagawa Refractories Co., Ltd.                                    228,000     617,649             0.0%
                  Shindengen Electric Manufacturing Co., Ltd.                         369,000   1,712,682             0.0%
*                 Shinkawa, Ltd.                                                       70,000     492,113             0.0%
                  Shinko Electric Industries Co., Ltd.                                320,100   2,289,843             0.0%
#                 Shinko Plantech Co., Ltd.                                           109,200     816,540             0.0%
                  Shinko Shoji Co., Ltd.                                               96,000   1,123,651             0.0%
                  Shinko Wire Co., Ltd.                                                47,000      59,050             0.0%
                  Shinmaywa Industries, Ltd.                                          398,000   3,354,128             0.0%
                  Shinnihon Corp.                                                     124,400     977,874             0.0%
#                 Shinoken Group Co., Ltd.                                             74,400   1,386,429             0.0%
                  Shinsei Bank, Ltd.                                                2,478,000   4,626,559             0.0%
                  Shinsho Corp.                                                        18,500     415,517             0.0%
                  Shinwa Co., Ltd.                                                     11,600     196,467             0.0%
                  Shionogi & Co., Ltd.                                                198,200  10,206,873             0.1%
                  Ship Healthcare Holdings, Inc.                                      181,100   4,873,724             0.0%
                  Shiseido Co., Ltd.                                                  247,100   6,694,085             0.1%
                  Shizuki Electric Co., Inc.                                           29,000     171,733             0.0%
                  Shizuoka Bank, Ltd. (The)                                           666,000   5,621,466             0.0%
                  Shizuoka Gas Co., Ltd.                                              231,200   1,571,126             0.0%
#                 Shobunsha Publications, Inc.                                         43,700     288,653             0.0%
                  Shochiku Co., Ltd.                                                   49,000     558,834             0.0%
                  Shoei Co., Ltd.                                                      26,300     730,350             0.0%
#                 Shoei Foods Corp.                                                    36,300     817,532             0.0%
                  Shofu, Inc.                                                           9,100     106,795             0.0%
#*                Shoko Co., Ltd.                                                     173,000     144,444             0.0%
                  Showa Aircraft Industry Co., Ltd.                                    10,553     114,545             0.0%
*                 Showa Corp.                                                         240,500   2,052,229             0.0%
*                 Showa Denko K.K.                                                    641,900  12,260,241             0.1%
#*                Showa Holdings Co., Ltd.                                             85,700     128,332             0.0%
                  Showa Sangyo Co., Ltd.                                              340,000   1,819,606             0.0%
                  Showa Shell Sekiyu K.K.                                             455,100   4,395,249             0.0%
                  Siix Corp.                                                           65,400   2,608,253             0.0%
                  Sinanen Holdings Co., Ltd.                                           31,300     625,527             0.0%
                  Sinfonia Technology Co., Ltd.                                       434,000   1,215,240             0.0%
#                 Sinko Industries, Ltd.                                               58,000     901,740             0.0%
                  Sintokogio, Ltd.                                                    176,000   1,532,481             0.0%
                  SK-Electronics Co., Ltd.                                              4,500      47,827             0.0%
                  SKY Perfect JSAT Holdings, Inc.                                     655,600   3,006,485             0.0%
                  Skylark Co., Ltd.                                                   156,300   2,363,881             0.0%
                  SMC Corp.                                                             7,800   2,198,537             0.0%
                  SMK Corp.                                                           201,000     692,659             0.0%
#                 SMS Co., Ltd.                                                        70,400   1,873,815             0.0%
#                 Snow Peak, Inc.                                                       7,300     200,206             0.0%
                  SNT Corp.                                                            22,400     142,110             0.0%
                  Soda Nikka Co., Ltd.                                                 13,000      59,819             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Sodick Co., Ltd.                                                    187,500 $ 1,827,898             0.0%
                  Soft99 Corp.                                                         10,600      79,982             0.0%
                  SoftBank Group Corp.                                                283,732  21,521,800             0.1%
#                 Softbank Technology Corp.                                            16,800     596,708             0.0%
#                 Softbrain Co., Ltd.                                                  69,300     326,285             0.0%
                  Softcreate Holdings Corp.                                             5,200      66,773             0.0%
                  Software Service, Inc.                                                5,500     249,718             0.0%
                  Sogo Medical Co., Ltd.                                               45,900   1,807,670             0.0%
                  Sohgo Security Services Co., Ltd.                                   135,900   5,933,164             0.1%
                  Sojitz Corp.                                                      2,777,300   7,060,683             0.1%
                  Soken Chemical & Engineering Co., Ltd.                                3,500      45,398             0.0%
                  Soliton Systems K.K.                                                  3,400      22,000             0.0%
                  Sompo Holdings, Inc.                                                318,200  12,024,937             0.1%
                  Sony Corp.                                                          611,200  20,972,910             0.1%
                  Sony Corp. Sponsored ADR                                            344,389  11,888,308             0.1%
#                 Sony Financial Holdings, Inc.                                       175,100   2,912,388             0.0%
#*                Sosei Group Corp.                                                    38,500   3,959,575             0.0%
                  Sotetsu Holdings, Inc.                                              419,000   1,948,150             0.0%
#                 Sotoh Co., Ltd.                                                       7,300      73,911             0.0%
#                 Sourcenext Corp.                                                     30,800     146,657             0.0%
                  Space Co., Ltd.                                                      17,700     223,074             0.0%
#                 Sparx Group Co., Ltd.                                               220,000     410,948             0.0%
                  SPK Corp.                                                             8,600     197,067             0.0%
                  Square Enix Holdings Co., Ltd.                                       84,900   2,444,461             0.0%
                  SRA Holdings                                                         38,900   1,032,658             0.0%
                  Srg Takamiya Co., Ltd.                                               72,100     340,477             0.0%
                  ST Corp.                                                             24,300     386,833             0.0%
                  St Marc Holdings Co., Ltd.                                           78,300   2,385,221             0.0%
                  Stanley Electric Co., Ltd.                                          293,800   8,603,089             0.1%
                  Star Mica Co., Ltd.                                                  17,800     359,321             0.0%
#                 Star Micronics Co., Ltd.                                            113,000   1,892,122             0.0%
                  Start Today Co., Ltd.                                               186,000   3,968,919             0.0%
                  Starts Corp., Inc.                                                  139,300   3,085,100             0.0%
                  Starzen Co., Ltd.                                                    25,299   1,024,547             0.0%
#                 Stella Chemifa Corp.                                                 48,700   1,283,876             0.0%
                  Step Co., Ltd.                                                        6,700      88,977             0.0%
#*                Striders Corp.                                                      152,000      83,208             0.0%
                  Studio Alice Co., Ltd.                                               49,700   1,052,684             0.0%
                  Subaru Corp.                                                        355,200  13,466,371             0.1%
                  Subaru Enterprise Co., Ltd.                                           9,000      39,098             0.0%
#                 Sugi Holdings Co., Ltd.                                              34,900   1,729,487             0.0%
                  Sugimoto & Co., Ltd.                                                 16,100     222,710             0.0%
                  Sumco Corp.                                                         338,160   5,919,728             0.1%
#                 Sumida Corp.                                                         92,500   1,104,709             0.0%
                  Suminoe Textile Co., Ltd.                                           241,000     536,437             0.0%
                  Sumiseki Holdings, Inc.                                             135,100     113,815             0.0%
                  Sumitomo Bakelite Co., Ltd.                                         721,000   4,633,282             0.0%
                  Sumitomo Chemical Co., Ltd.                                       3,796,000  21,422,736             0.1%
                  Sumitomo Corp.                                                      798,000  10,663,939             0.1%
#                 Sumitomo Dainippon Pharma Co., Ltd.                                 137,400   2,256,542             0.0%
                  Sumitomo Densetsu Co., Ltd.                                          75,100     865,783             0.0%
                  Sumitomo Electric Industries, Ltd.                                1,012,500  16,536,093             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Sumitomo Forestry Co., Ltd.                                         386,000 $ 5,910,117             0.1%
                  Sumitomo Heavy Industries, Ltd.                                   1,369,480   9,553,597             0.1%
                  Sumitomo Metal Mining Co., Ltd.                                     664,000   8,991,543             0.1%
                  Sumitomo Mitsui Construction Co., Ltd.                            4,072,300   4,416,068             0.0%
                  Sumitomo Mitsui Financial Group, Inc.                               995,670  36,969,836             0.2%
                  Sumitomo Mitsui Trust Holdings, Inc.                                263,873   9,039,160             0.1%
                  Sumitomo Osaka Cement Co., Ltd.                                   1,662,000   7,213,211             0.1%
                  Sumitomo Precision Products Co., Ltd.                               120,000     390,716             0.0%
                  Sumitomo Real Estate Sales Co., Ltd.                                 49,780   1,605,046             0.0%
                  Sumitomo Realty & Development Co., Ltd.                             340,000   9,185,286             0.1%
                  Sumitomo Riko Co., Ltd.                                             161,500   1,646,057             0.0%
                  Sumitomo Rubber Industries, Ltd.                                    482,100   8,677,155             0.1%
                  Sumitomo Seika Chemicals Co., Ltd.                                   39,200   1,670,669             0.0%
                  Sumitomo Warehouse Co., Ltd. (The)                                  584,000   3,543,859             0.0%
#                 Sun Corp.                                                            49,800     305,490             0.0%
                  Sun Frontier Fudousan Co., Ltd.                                     107,100     936,121             0.0%
                  Sun-Wa Technos Corp.                                                 35,900     392,413             0.0%
                  Suncall Corp.                                                         5,000      24,093             0.0%
                  Sundrug Co., Ltd.                                                    67,400   2,363,782             0.0%
                  Suntory Beverage & Food, Ltd.                                        35,700   1,608,440             0.0%
                  Suruga Bank, Ltd.                                                   207,400   4,336,024             0.0%
                  Suzuden Corp.                                                         4,800      45,025             0.0%
                  Suzuken Co., Ltd.                                                   201,420   6,665,160             0.1%
                  Suzuki Motor Corp.                                                  282,300  11,800,970             0.1%
*                 SWCC Showa Holdings Co., Ltd.                                       901,000     662,426             0.0%
                  Sysmex Corp.                                                         59,900   3,648,365             0.0%
                  Systena Corp.                                                        43,400     745,923             0.0%
                  T Hasegawa Co., Ltd.                                                 52,000   1,009,760             0.0%
                  T RAD Co., Ltd.                                                     253,000     751,813             0.0%
                  T&D Holdings, Inc.                                                  919,510  13,672,695             0.1%
                  T&K Toka Co., Ltd.                                                   48,200     475,045             0.0%
                  T-Gaia Corp.                                                         53,400     921,413             0.0%
#                 Tabuchi Electric Co., Ltd.                                          106,200     313,575             0.0%
                  Tachi-S Co., Ltd.                                                    96,300   1,848,214             0.0%
                  Tachibana Eletech Co., Ltd.                                          52,080     637,702             0.0%
                  Tachikawa Corp.                                                      19,700     159,653             0.0%
                  Tadano, Ltd.                                                        410,521   5,303,436             0.0%
                  Taihei Dengyo Kaisha, Ltd.                                          127,000   1,260,895             0.0%
                  Taiheiyo Cement Corp.                                             3,574,363  11,878,232             0.1%
                  Taiheiyo Kouhatsu, Inc.                                             335,000     297,789             0.0%
                  Taiho Kogyo Co., Ltd.                                                67,600     885,463             0.0%
#                 Taikisha, Ltd.                                                       67,500   1,682,540             0.0%
                  Taiko Bank, Ltd. (The)                                              160,000     349,111             0.0%
#                 Taiko Pharmaceutical Co., Ltd.                                       28,500     473,640             0.0%
                  Taisei Corp.                                                      1,038,399   7,918,201             0.1%
                  Taisei Lamick Co., Ltd.                                               8,400     218,453             0.0%
                  Taisho Pharmaceutical Holdings Co., Ltd.                             36,200   2,978,566             0.0%
                  Taiyo Holdings Co., Ltd.                                             46,500   2,078,829             0.0%
#                 Taiyo Nippon Sanso Corp.                                            131,300   1,569,582             0.0%
                  Taiyo Yuden Co., Ltd.                                               511,600   6,244,762             0.1%
                  Takamatsu Construction Group Co., Ltd.                               37,800     903,336             0.0%
                  Takano Co., Ltd.                                                      3,400      30,443             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                                   ------- ----------- ---------------
JAPAN -- (Continued)
                  Takaoka Toko Co., Ltd.                                            46,474 $   705,114             0.0%
                  Takara Holdings, Inc.                                            305,200   3,271,427             0.0%
#                 Takara Leben Co., Ltd.                                           464,600   2,184,091             0.0%
                  Takara Printing Co., Ltd.                                         16,400     253,539             0.0%
                  Takara Standard Co., Ltd.                                        145,848   2,420,185             0.0%
                  Takasago International Corp.                                      49,900   1,661,803             0.0%
                  Takasago Thermal Engineering Co., Ltd.                           133,700   2,068,499             0.0%
                  Takashima & Co., Ltd.                                            147,000     258,516             0.0%
                  Takashimaya Co., Ltd.                                            841,000   7,743,935             0.1%
#*                Takata Corp.                                                     110,700     398,056             0.0%
                  Take And Give Needs Co., Ltd.                                     43,440     359,262             0.0%
                  Takeda Pharmaceutical Co., Ltd.                                  265,800  12,751,378             0.1%
                  Takeei Corp.                                                      79,600     705,792             0.0%
                  Takeuchi Manufacturing Co., Ltd.                                 176,400   3,136,908             0.0%
                  Takihyo Co., Ltd.                                                 21,000      84,948             0.0%
                  Takisawa Machine Tool Co., Ltd.                                  225,000     333,105             0.0%
                  Takuma Co., Ltd.                                                 216,000   2,243,303             0.0%
#                 Tama Home Co., Ltd.                                               63,400     360,089             0.0%
                  Tamron Co., Ltd.                                                  66,900   1,251,329             0.0%
                  Tamura Corp.                                                     331,000   1,589,520             0.0%
*                 Tanaka Chemical Corp.                                             21,400     127,612             0.0%
                  Tanseisha Co., Ltd.                                              163,549   1,458,756             0.0%
#                 TASAKI & Co., Ltd.                                                26,800     528,749             0.0%
                  Tatsuta Electric Wire and Cable Co., Ltd.                        180,600     889,265             0.0%
                  Tayca Corp.                                                      109,000     714,681             0.0%
                  Tazmo Co., Ltd.                                                    7,200     111,874             0.0%
                  TBK Co., Ltd.                                                     71,000     318,543             0.0%
                  TDC Software Engineering, Inc.                                     3,600      41,492             0.0%
                  TDK Corp.                                                        179,500  11,121,018             0.1%
                  TDK Corp. Sponsored ADR                                           46,731   2,903,397             0.0%
#*                Teac Corp.                                                       413,000     170,525             0.0%
                  Tear Corp.                                                         6,900      48,575             0.0%
                  TechMatrix Corp.                                                  31,200     424,529             0.0%
                  TECHNO ASSOCIE Co., Ltd.                                           3,000      31,500             0.0%
                  Techno Medica Co., Ltd.                                            1,200      21,330             0.0%
                  Techno Ryowa, Ltd.                                                15,370     119,393             0.0%
                  TechnoPro Holdings, Inc.                                          58,700   2,295,550             0.0%
#                 Tecnos Japan, Inc.                                                35,700     328,185             0.0%
                  Teijin, Ltd.                                                     508,650   9,855,285             0.1%
                  Teikoku Electric Manufacturing Co., Ltd.                          64,400     618,433             0.0%
                  Teikoku Sen-I Co., Ltd.                                           27,300     431,970             0.0%
                  Teikoku Tsushin Kogyo Co., Ltd.                                  126,000     210,231             0.0%
#                 Tekken Corp.                                                     307,000     908,659             0.0%
                  Temp Holdings Co., Ltd.                                          111,100   2,090,694             0.0%
                  Tenma Corp.                                                       55,100   1,026,148             0.0%
#                 Tenpos Busters Co., Ltd.                                           6,700     114,357             0.0%
                  Terumo Corp.                                                     120,500   4,400,482             0.0%
                  THK Co., Ltd.                                                    218,800   5,643,520             0.0%
#                 Tigers Polymer Corp.                                               6,200      40,322             0.0%
                  TIS, Inc.                                                        270,700   6,823,205             0.1%
                  Titan Kogyo, Ltd.                                                  8,000      13,486             0.0%
                  TKC Corp.                                                         44,400   1,207,428             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Toa Corp.(6894434)                                                   72,100 $   618,683             0.0%
*                 Toa Corp.(6894508)                                                   73,700   1,355,638             0.0%
#                 Toa Oil Co., Ltd.                                                   333,000     403,207             0.0%
                  TOA ROAD Corp.                                                      199,000     615,537             0.0%
#                 Toabo Corp.                                                          24,400     120,493             0.0%
                  Toagosei Co., Ltd.                                                  521,650   6,128,438             0.1%
#                 Tobishima Corp.                                                     856,200   1,289,258             0.0%
                  Tobu Railway Co., Ltd.                                              456,000   2,312,728             0.0%
                  Tobu Store Co., Ltd.                                                  4,500     116,415             0.0%
                  TOC Co., Ltd.                                                        97,600     888,612             0.0%
                  Tocalo Co., Ltd.                                                     46,000   1,240,316             0.0%
                  Tochigi Bank, Ltd. (The)                                            242,000   1,155,794             0.0%
                  Toda Corp.                                                          762,000   4,703,941             0.0%
#                 Toda Kogyo Corp.                                                    165,000     387,927             0.0%
#                 Toei Animation Co., Ltd.                                              8,900     492,385             0.0%
                  Toei Co., Ltd.                                                      269,000   2,330,150             0.0%
#                 Toell Co., Ltd.                                                      12,900     105,094             0.0%
                  Toenec Corp.                                                        120,000     634,900             0.0%
                  Togami Electric Manufacturing Co., Ltd.                              42,000     216,756             0.0%
                  Toho Bank, Ltd. (The)                                               771,000   2,830,790             0.0%
                  Toho Co., Ltd.(6895200)                                              43,700   1,254,316             0.0%
                  Toho Co., Ltd.(6895211)                                              14,200     350,880             0.0%
                  Toho Gas Co., Ltd.                                                  460,000   3,288,059             0.0%
#                 Toho Holdings Co., Ltd.                                             193,000   4,196,028             0.0%
#                 Toho Titanium Co., Ltd.                                             152,100   1,030,421             0.0%
                  Toho Zinc Co., Ltd.                                                 701,000   3,099,223             0.0%
                  Tohoku Bank, Ltd. (The)                                             291,000     399,487             0.0%
                  Tohoku Electric Power Co., Inc.                                     209,300   2,790,356             0.0%
                  Tohto Suisan Co., Ltd.                                                6,700     108,843             0.0%
                  Tokai Carbon Co., Ltd.                                              849,200   3,717,965             0.0%
                  Tokai Corp.                                                          20,800     767,969             0.0%
#                 TOKAI Holdings Corp.                                                374,200   2,881,174             0.0%
#                 Tokai Lease Co., Ltd.                                                40,000      74,635             0.0%
                  Tokai Rika Co., Ltd.                                                210,400   3,916,912             0.0%
                  Tokai Tokyo Financial Holdings, Inc.                                647,200   3,276,317             0.0%
#                 Token Corp.                                                          32,270   2,554,487             0.0%
                  Tokio Marine Holdings, Inc.                                         284,112  11,979,173             0.1%
#                 Tokio Marine Holdings, Inc. ADR                                      61,104   2,571,104             0.0%
                  Tokushu Tokai Paper Co., Ltd.                                        31,538   1,163,363             0.0%
*                 Tokuyama Corp.                                                    1,619,000   7,970,376             0.1%
#*                Tokyo Base Co., Ltd.                                                  7,800     231,017             0.0%
                  Tokyo Broadcasting System Holdings, Inc.                             96,300   1,709,391             0.0%
                  Tokyo Century Corp.                                                 159,830   5,509,041             0.0%
                  Tokyo Dome Corp.                                                    272,400   2,518,599             0.0%
*                 Tokyo Electric Power Co. Holdings, Inc.                             668,812   2,598,026             0.0%
                  Tokyo Electron Device, Ltd.                                          24,600     350,009             0.0%
                  Tokyo Electron, Ltd.                                                 90,800  11,022,536             0.1%
                  Tokyo Energy & Systems, Inc.                                         92,000     773,968             0.0%
                  Tokyo Gas Co., Ltd.                                                 923,000   4,285,397             0.0%
#                 Tokyo Individualized Educational Institute, Inc.                     48,000     558,971             0.0%
#                 Tokyo Keiki, Inc.                                                   305,000     634,876             0.0%
#*                Tokyo Kikai Seisakusho, Ltd.                                         95,000      53,747             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Tokyo Ohka Kogyo Co., Ltd.                                          105,200 $ 3,410,293             0.0%
                  Tokyo Radiator Manufacturing Co., Ltd.                                2,100      19,354             0.0%
                  Tokyo Rakutenchi Co., Ltd.                                           51,000     239,364             0.0%
#                 Tokyo Rope Manufacturing Co., Ltd.                                   53,299     815,687             0.0%
                  Tokyo Sangyo Co., Ltd.                                               53,600     215,875             0.0%
                  Tokyo Seimitsu Co., Ltd.                                            127,300   3,948,423             0.0%
                  Tokyo Steel Manufacturing Co., Ltd.                                 359,600   2,679,417             0.0%
                  Tokyo Tatemono Co., Ltd.                                            496,900   6,788,674             0.1%
                  Tokyo Tekko Co., Ltd.                                               122,000     465,022             0.0%
#                 Tokyo Theatres Co., Inc.                                            301,000     402,254             0.0%
                  Tokyo TY Financial Group, Inc.                                      108,574   3,159,533             0.0%
                  Tokyotokeiba Co., Ltd.                                              424,000     981,956             0.0%
                  Tokyu Construction Co., Ltd.                                        375,280   3,060,906             0.0%
                  Tokyu Corp.                                                         488,000   3,495,331             0.0%
                  Tokyu Fudosan Holdings Corp.                                      1,232,994   6,733,762             0.1%
                  Tokyu Recreation Co., Ltd.                                           22,819     164,479             0.0%
                  Toli Corp.                                                          115,700     385,458             0.0%
                  Tomato Bank, Ltd.                                                    17,700     250,066             0.0%
                  Tomen Devices Corp.                                                   3,000      60,056             0.0%
                  Tomoe Corp.                                                          88,400     271,518             0.0%
                  Tomoe Engineering Co., Ltd.                                          28,300     453,824             0.0%
#                 Tomoegawa Co., Ltd.                                                  32,000      67,176             0.0%
                  Tomoku Co., Ltd.                                                    157,000     484,885             0.0%
                  TOMONY Holdings, Inc.                                               566,300   3,009,797             0.0%
                  Tomy Co., Ltd.                                                      316,200   3,148,224             0.0%
                  Tonami Holdings Co., Ltd.                                           196,000     673,461             0.0%
                  Topcon Corp.                                                        290,200   5,127,302             0.0%
                  Toppan Forms Co., Ltd.                                              202,000   2,038,338             0.0%
                  Toppan Printing Co., Ltd.                                           674,000   6,785,021             0.1%
                  Topre Corp.                                                         155,800   4,153,364             0.0%
                  Topy Industries, Ltd.                                                72,500   1,975,010             0.0%
                  Toray Industries, Inc.                                            1,399,200  12,383,463             0.1%
                  Torex Semiconductor, Ltd.                                            10,300     161,208             0.0%
#                 Toridoll Holdings Corp.                                              51,200   1,232,806             0.0%
                  Torigoe Co., Ltd. (The)                                              14,400     104,712             0.0%
                  Torii Pharmaceutical Co., Ltd.                                       60,500   1,471,165             0.0%
#                 Torikizoku Co., Ltd.                                                 17,800     395,381             0.0%
                  Torishima Pump Manufacturing Co., Ltd.                               69,200     644,916             0.0%
                  Tose Co., Ltd.                                                        3,800      26,969             0.0%
                  Tosei Corp.                                                         134,700     952,414             0.0%
#*                Toshiba Corp.                                                     1,415,000   2,854,295             0.0%
                  Toshiba Machine Co., Ltd.                                           565,000   2,347,575             0.0%
                  Toshiba Plant Systems & Services Corp.                              111,200   1,809,177             0.0%
*                 Toshiba TEC Corp.                                                   506,000   2,650,226             0.0%
                  Tosho Co., Ltd.                                                      18,900     811,993             0.0%
#                 Tosho Printing Co., Ltd.                                            140,000     631,772             0.0%
                  Tosoh Corp.                                                       1,779,000  16,720,108             0.1%
                  Totech Corp.                                                          2,000      31,941             0.0%
#                 Totetsu Kogyo Co., Ltd.                                              82,600   2,387,806             0.0%
                  TOTO, Ltd.                                                          110,000   4,196,751             0.0%
                  Tottori Bank, Ltd. (The)                                             13,100     207,150             0.0%
                  Toukei Computer Co., Ltd.                                            11,000     228,716             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
JAPAN -- (Continued)
                  Tow Co., Ltd.                                                        71,000 $    505,273             0.0%
                  Towa Bank, Ltd. (The)                                             1,270,000    1,322,753             0.0%
#                 Towa Corp.                                                          140,000    2,376,171             0.0%
                  Towa Pharmaceutical Co., Ltd.                                        37,500    1,871,461             0.0%
                  Toyo Construction Co., Ltd.                                         264,000      950,100             0.0%
                  Toyo Corp.                                                           69,200      672,971             0.0%
#                 Toyo Denki Seizo K.K.                                                28,300      417,123             0.0%
#*                Toyo Engineering Corp.                                              577,000    1,440,851             0.0%
                  Toyo Ink SC Holdings Co., Ltd.                                      817,000    4,017,271             0.0%
                  Toyo Kanetsu K.K.                                                   464,000    1,186,147             0.0%
                  Toyo Kohan Co., Ltd.                                                227,300      813,507             0.0%
                  Toyo Machinery & Metal Co., Ltd.                                     68,300      425,547             0.0%
                  Toyo Securities Co., Ltd.                                           313,000      750,926             0.0%
                  Toyo Seikan Group Holdings, Ltd.                                    371,900    6,237,115             0.1%
                  Toyo Sugar Refining Co., Ltd.                                        29,000       29,418             0.0%
                  Toyo Suisan Kaisha, Ltd.                                             71,800    2,696,644             0.0%
                  Toyo Tanso Co., Ltd.                                                 48,600      774,565             0.0%
                  Toyo Tire & Rubber Co., Ltd.                                        458,900    8,071,881             0.1%
                  Toyo Wharf & Warehouse Co., Ltd.                                    258,000      402,858             0.0%
                  Toyobo Co., Ltd.                                                  3,848,773    6,808,047             0.1%
                  Toyoda Gosei Co., Ltd.                                              258,800    6,877,916             0.1%
                  Toyota Boshoku Corp.                                                184,300    3,899,729             0.0%
                  Toyota Industries Corp.                                              69,000    3,437,189             0.0%
                  Toyota Motor Corp.                                                2,458,894  133,077,196             0.7%
#                 Toyota Motor Corp. Sponsored ADR                                    408,823   44,210,119             0.2%
                  Toyota Tsusho Corp.                                                 460,525   14,540,145             0.1%
                  TPR Co., Ltd.                                                        99,300    3,350,124             0.0%
                  Trancom Co., Ltd.                                                    35,600    1,785,668             0.0%
#                 Transaction Co., Ltd.                                                17,400      147,069             0.0%
                  Transcosmos, Inc.                                                    57,400    1,377,966             0.0%
                  Trend Micro, Inc.                                                    53,600    2,358,332             0.0%
#                 Trend Micro, Inc. Sponsored ADR                                       3,540      155,725             0.0%
#                 Tri Chemical Laboratories, Inc.                                      11,600      305,193             0.0%
                  Trinity Industrial Corp.                                              3,000       17,111             0.0%
                  Trusco Nakayama Corp.                                               121,722    2,779,725             0.0%
                  Trust Tech, Inc.                                                     17,200      299,889             0.0%
                  TS Tech Co., Ltd.                                                   193,300    5,077,925             0.0%
                  TSI Holdings Co., Ltd.                                              403,690    2,696,084             0.0%
#                 Tsubaki Nakashima Co., Ltd.                                          26,200      460,538             0.0%
                  Tsubakimoto Chain Co.                                               484,000    4,254,718             0.0%
                  Tsubakimoto Kogyo Co., Ltd.                                          24,000       86,772             0.0%
#*                Tsudakoma Corp.                                                     204,000      316,657             0.0%
                  Tsugami Corp.                                                       196,000    1,486,775             0.0%
#                 Tsukada Global Holdings, Inc.                                        48,100      252,415             0.0%
                  Tsukamoto Corp. Co., Ltd.                                            37,000       38,503             0.0%
                  Tsukishima Kikai Co., Ltd.                                           99,900    1,076,376             0.0%
                  Tsukuba Bank, Ltd.                                                  314,500      906,360             0.0%
#                 Tsukui Corp.                                                        205,900    1,167,676             0.0%
                  Tsumura & Co.                                                       187,000    6,060,164             0.1%
                  Tsuruha Holdings, Inc.                                               35,100    3,553,079             0.0%
                  Tsurumi Manufacturing Co., Ltd.                                      51,100      744,901             0.0%
                  Tsutsumi Jewelry Co., Ltd.                                           23,700      435,235             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  TV Asahi Holdings Corp.                                              88,200 $ 1,632,037             0.0%
                  Tv Tokyo Holdings Corp.                                              57,200   1,250,495             0.0%
                  TYK Corp.                                                            34,000      59,458             0.0%
#*                U-Shin, Ltd.                                                         80,900     560,537             0.0%
#                 UACJ Corp.                                                        1,144,144   3,035,793             0.0%
                  Ube Industries, Ltd.                                              4,675,200  10,868,715             0.1%
                  Uchida Yoko Co., Ltd.                                                23,800     545,591             0.0%
                  Uchiyama Holdings Co., Ltd.                                          19,300      76,347             0.0%
                  UKC Holdings Corp.                                                   54,800     998,951             0.0%
                  Ulvac, Inc.                                                         172,500   8,098,525             0.1%
                  Unicharm Corp.                                                       86,400   2,101,177             0.0%
*                 Uniden Holdings Corp.                                               279,000     405,757             0.0%
#                 Union Tool Co.                                                       20,800     614,795             0.0%
                  Unipres Corp.                                                       175,900   3,726,335             0.0%
                  United Arrows, Ltd.                                                  67,700   2,097,591             0.0%
                  United Super Markets Holdings, Inc.                                 187,900   1,827,773             0.0%
*                 Unitika, Ltd.                                                     2,198,000   1,792,296             0.0%
                  Universal Entertainment Corp.                                        93,100   2,791,158             0.0%
#                 Unizo Holdings Co., Ltd.                                             61,900   1,579,383             0.0%
                  Ushio, Inc.                                                         405,400   5,093,917             0.0%
                  USS Co., Ltd.                                                        93,200   1,648,789             0.0%
#*                UT Group Co., Ltd.                                                   63,700     827,343             0.0%
                  Utoc Corp.                                                           35,900     138,763             0.0%
                  V Technology Co., Ltd.                                               12,000   1,841,408             0.0%
#*                V-Cube, Inc.                                                         32,300     167,968             0.0%
                  Valor Holdings Co., Ltd.                                            170,300   4,070,973             0.0%
                  ValueCommerce Co., Ltd.                                              72,700     374,413             0.0%
                  Vector, Inc.                                                         48,300     669,203             0.0%
#                 VeriServe Corp.                                                      10,800     303,327             0.0%
#                 VIA Holdings, Inc.                                                   24,900     245,131             0.0%
#                 Village Vanguard Co., Ltd.                                           16,800     158,609             0.0%
#*                Vision, Inc./Tokyo Japan                                              3,000     106,050             0.0%
#                 Vital KSK Holdings, Inc.                                            170,085   1,499,473             0.0%
                  Vitec Holdings Co., Ltd.                                             33,500     397,273             0.0%
#                 Voyage Group, Inc.                                                   43,200     925,696             0.0%
                  VT Holdings Co., Ltd.                                               429,000   2,182,887             0.0%
#                 W-Scope Corp.                                                        23,800     321,068             0.0%
                  Wacoal Holdings Corp.                                               455,000   5,767,980             0.0%
                  Wacom Co., Ltd.                                                     100,000     370,649             0.0%
#                 Wakachiku Construction Co., Ltd.                                    519,000     679,497             0.0%
                  Wakamoto Pharmaceutical Co., Ltd.                                     9,000      22,525             0.0%
                  Wakita & Co., Ltd.                                                  170,200   1,962,507             0.0%
                  Warabeya Nichiyo Holdings Co., Ltd.                                  60,700   1,497,804             0.0%
                  Watahan & Co., Ltd.                                                   6,200      98,985             0.0%
#                 WATAMI Co., Ltd.                                                     73,700     882,679             0.0%
                  Watts Co., Ltd.                                                       3,700      41,438             0.0%
                  WDB Holdings Co., Ltd.                                                7,700     106,222             0.0%
                  Weathernews, Inc.                                                    11,100     372,561             0.0%
#                 Welcia Holdings Co., Ltd.                                            59,544   1,915,972             0.0%
                  Wellnet Corp.                                                        30,500     433,901             0.0%
                  West Holdings Corp.                                                  86,800     610,176             0.0%
                  West Japan Railway Co.                                               70,400   4,704,046             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
JAPAN -- (Continued)
                  WIN-Partners Co., Ltd.                                             13,500 $   120,006             0.0%
#                 WirelessGate, Inc.                                                 17,400     220,717             0.0%
                  Wood One Co., Ltd.                                                191,000     498,462             0.0%
                  World Holdings Co., Ltd.                                           39,300     743,672             0.0%
                  Wowow, Inc.                                                        31,500   1,044,397             0.0%
                  Xebio Holdings Co., Ltd.                                          103,700   1,724,675             0.0%
#                 Y A C Holdings Co., Ltd.                                           37,200     452,619             0.0%
#                 YA-MAN, Ltd.                                                        5,400     262,767             0.0%
                  Yachiyo Industry Co., Ltd.                                         10,600     127,455             0.0%
                  Yahagi Construction Co., Ltd.                                      88,500     788,085             0.0%
                  Yahoo Japan Corp.                                                 341,400   1,462,291             0.0%
                  Yaizu Suisankagaku Industry Co., Ltd.                              12,300     136,319             0.0%
                  Yakult Honsha Co., Ltd.                                            20,800   1,185,521             0.0%
#                 Yakuodo Co., Ltd.                                                  18,600     507,470             0.0%
                  YAMABIKO Corp.                                                    147,640   1,759,178             0.0%
#                 Yamada Denki Co., Ltd.                                            911,600   4,787,356             0.0%
#                 Yamagata Bank, Ltd. (The)                                         498,000   2,230,963             0.0%
                  Yamaguchi Financial Group, Inc.                                   480,000   5,318,149             0.0%
                  Yamaha Corp.                                                      230,800   6,401,537             0.1%
                  Yamaha Motor Co., Ltd.                                            488,000  11,589,283             0.1%
                  Yamaichi Electronics Co., Ltd.                                    118,300   1,539,497             0.0%
                  Yamanashi Chuo Bank, Ltd. (The)                                   591,000   2,610,226             0.0%
                  Yamatane Corp.                                                     47,000     666,928             0.0%
                  Yamato Corp.                                                       28,400     133,325             0.0%
                  Yamato Holdings Co., Ltd.                                         301,100   6,506,458             0.1%
                  Yamato Kogyo Co., Ltd.                                            162,100   4,054,497             0.0%
                  Yamaya Corp.                                                       13,910     203,356             0.0%
                  Yamazaki Baking Co., Ltd.                                         223,000   4,706,798             0.0%
                  Yamazen Corp.                                                     144,500   1,369,487             0.0%
                  Yaoko Co., Ltd.                                                    60,100   2,330,549             0.0%
                  Yashima Denki Co., Ltd.                                             2,100      12,282             0.0%
                  Yaskawa Electric Corp.                                            404,600   7,733,516             0.1%
                  Yasuda Logistics Corp.                                             45,900     299,833             0.0%
#                 Yasunaga Corp.                                                     36,400     457,407             0.0%
                  Yellow Hat, Ltd.                                                   57,200   1,314,896             0.0%
                  Yodogawa Steel Works, Ltd.                                         99,700   2,582,508             0.0%
                  Yokogawa Bridge Holdings Corp.                                    142,800   1,762,725             0.0%
                  Yokogawa Electric Corp.                                           569,700   8,804,874             0.1%
#                 Yokohama Reito Co., Ltd.                                          229,300   2,317,123             0.0%
                  Yokohama Rubber Co., Ltd. (The)                                   432,100   8,484,500             0.1%
#                 Yokowo Co., Ltd.                                                   52,300     629,510             0.0%
                  Yomeishu Seizo Co., Ltd.                                            2,600      48,652             0.0%
#                 Yomiuri Land Co., Ltd.                                            135,000     512,294             0.0%
                  Yondenko Corp.                                                     33,400     140,800             0.0%
                  Yondoshi Holdings, Inc.                                            48,300   1,149,354             0.0%
#                 Yonex Co., Ltd.                                                    20,296     204,527             0.0%
                  Yorozu Corp.                                                       79,100   1,210,666             0.0%
                  Yoshinoya Holdings Co., Ltd.                                      108,100   1,765,613             0.0%
                  Yuasa Funashoku Co., Ltd.                                          24,000      65,689             0.0%
                  Yuasa Trading Co., Ltd.                                            52,100   1,508,012             0.0%
                  Yuken Kogyo Co., Ltd.                                             112,000     221,003             0.0%
                  Yuki Gosei Kogyo Co., Ltd.                                         11,000      28,211             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                                     SHARES      VALUE++     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
JAPAN -- (Continued)
                  Yume No Machi Souzou Iinkai Co., Ltd.                                20,400 $      201,528             0.0%
#                 Yumeshin Holdings Co., Ltd.                                          88,400        615,647             0.0%
                  Yurtec Corp.                                                        168,000      1,048,742             0.0%
                  Yusen Logistics Co., Ltd.                                            78,500        747,262             0.0%
#                 Yushin Precision Equipment Co., Ltd.                                  8,426        240,539             0.0%
                  Yushiro Chemical Industry Co., Ltd.                                  30,900        388,471             0.0%
                  Yutaka Foods Corp.                                                    4,000         68,938             0.0%
                  Yutaka Giken Co., Ltd.                                                  200          4,342             0.0%
                  Zappallas, Inc.                                                      11,600         49,027             0.0%
                  Zenitaka Corp. (The)                                                106,000        381,113             0.0%
                  Zenkoku Hosho Co., Ltd.                                              64,100      2,318,815             0.0%
                  Zenrin Co., Ltd.                                                     74,800      1,406,466             0.0%
                  Zensho Holdings Co., Ltd.                                           299,000      5,118,021             0.0%
#                 Zeon Corp.                                                          713,000      8,118,141             0.1%
                  ZERIA Pharmaceutical Co., Ltd.                                       74,299      1,116,595             0.0%
#*                ZIGExN Co., Ltd.                                                     41,000        456,126             0.0%
#                 Zojirushi Corp.                                                     155,800      2,117,050             0.0%
#                 Zuiko Corp.                                                          12,400        429,283             0.0%
                  Zuken, Inc.                                                          34,800        416,108             0.0%
                                                                                              -------------- ---------------
TOTAL JAPAN                                                                                    4,898,223,554            23.3%
                                                                                              -------------- ---------------
NETHERLANDS -- (2.5%)
                  Aalberts Industries NV                                              472,338     18,728,913             0.1%
                  ABN AMRO Group NV                                                   415,633     10,911,707             0.1%
#                 Accell Group                                                        114,318      3,987,173             0.0%
                  Aegon NV(007924103)                                                 267,323      1,376,714             0.0%
                  Aegon NV(5927375)                                                 3,369,655     17,198,234             0.1%
#                 Akzo Nobel NV                                                       456,161     39,896,798             0.2%
*                 Altice NV Class A                                                   203,842      5,064,699             0.0%
*                 Altice NV Class B                                                    51,303      1,276,024             0.0%
                  AMG Advanced Metallurgical Group NV                                 153,432      4,024,464             0.0%
                  Amsterdam Commodities NV                                             65,627      1,830,637             0.0%
                  APERAM SA                                                           261,067     13,125,177             0.1%
#                 Arcadis NV                                                          198,454      3,443,249             0.0%
*                 ArcelorMittal(B03XPL1)                                            1,211,938      9,523,822             0.1%
#*                ArcelorMittal(B295F26)                                            1,340,882     10,458,880             0.1%
#                 ASM International NV                                                231,069     13,908,156             0.1%
#                 ASML Holding NV(B929F46)                                             56,437      7,462,620             0.0%
#                 ASML Holding NV(B908F01)                                             39,731      5,238,532             0.0%
                  BE Semiconductor Industries NV                                      322,412     16,855,298             0.1%
                  Beter Bed Holding NV                                                 28,242        461,462             0.0%
#                 BinckBank NV                                                        301,453      1,498,211             0.0%
                  Boskalis Westminster                                                337,563     12,416,518             0.1%
#                 Brunel International NV                                              79,561      1,353,329             0.0%
                  Coca-Cola European Partners P.L.C.                                   21,931        829,886             0.0%
                  Corbion NV                                                          307,304      9,536,973             0.1%
                  Flow Traders                                                         22,323        688,323             0.0%
*                 Fugro NV                                                            250,796      3,699,242             0.0%
                  Gemalto NV(B9MS8P5)                                                 158,941      8,898,555             0.0%
                  Gemalto NV(B011JK4)                                                  74,447      4,169,910             0.0%
#                 GrandVision NV                                                       49,858      1,301,315             0.0%
#*                Heijmans NV                                                         106,453        820,289             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
NETHERLANDS -- (Continued)
                  Heineken NV                                                         158,024 $ 14,094,672             0.1%
                  Hunter Douglas NV                                                     6,071      489,962             0.0%
                  IMCD Group NV                                                        31,921    1,719,430             0.0%
                  ING Groep NV                                                      1,231,098   20,066,314             0.1%
#                 ING Groep NV Sponsored ADR                                        1,450,175   23,608,848             0.1%
                  KAS Bank NV                                                          54,020      641,787             0.0%
                  Kendrion NV                                                          47,964    1,712,255             0.0%
                  Koninklijke Ahold Delhaize NV                                     2,136,192   44,251,745             0.2%
#                 Koninklijke Ahold Delhaize NV Sponsored ADR                          17,629      365,449             0.0%
                  Koninklijke BAM Groep NV                                          1,076,098    6,057,827             0.0%
                  Koninklijke DSM NV                                                  315,034   22,543,267             0.1%
                  Koninklijke KPN NV                                                6,316,241   18,260,358             0.1%
                  Koninklijke Philips NV(500472303)                                   384,659   13,239,962             0.1%
                  Koninklijke Philips NV(5986622)                                     565,094   19,514,092             0.1%
                  Koninklijke Vopak NV                                                209,484    9,453,622             0.0%
#                 Nederland Apparatenfabriek                                            9,467      396,050             0.0%
                  NN Group NV                                                         432,480   14,338,745             0.1%
*                 OCI NV                                                               89,715    1,745,719             0.0%
#*                Ordina NV                                                           355,998      617,166             0.0%
                  PostNL NV                                                         1,124,692    5,572,744             0.0%
                  Randstad Holding NV                                                 316,240   18,853,575             0.1%
                  Refresco Group NV                                                    34,449      672,983             0.0%
#                 RELX NV                                                             437,454    8,453,251             0.0%
                  RELX NV Sponsored ADR                                               145,058    2,795,267             0.0%
                  SBM Offshore NV                                                     778,692   12,828,334             0.1%
                  Sligro Food Group NV                                                 63,817    2,595,488             0.0%
*                 Telegraaf Media Groep NV                                             22,328      150,781             0.0%
                  TKH Group NV                                                        182,250    8,377,171             0.0%
#*                TomTom NV                                                           516,764    5,254,052             0.0%
                  Unilever NV(B12T3J1)                                                301,155   15,776,137             0.1%
#                 Unilever NV(904784709)                                              234,970   12,274,833             0.1%
                  Van Lanschot NV                                                      20,757      564,103             0.0%
#                 Wessanen                                                            378,390    5,652,490             0.0%
                  Wolters Kluwer NV                                                   580,125   24,617,120             0.1%
                                                                                              ------------ ---------------
TOTAL NETHERLANDS                                                                              567,540,709             2.7%
                                                                                              ------------ ---------------
NEW ZEALAND -- (0.4%)
#*                a2 Milk Co., Ltd.                                                 1,472,795    3,414,785             0.0%
                  Abano Healthcare Group, Ltd.                                         13,023       77,438             0.0%
                  Air New Zealand, Ltd.                                             2,289,502    4,006,471             0.0%
                  Auckland International Airport, Ltd.                                770,482    3,651,009             0.0%
                  Chorus, Ltd.                                                        606,052    1,866,898             0.0%
                  Chorus, Ltd. ADR                                                     10,487      159,402             0.0%
                  Comvita, Ltd.                                                         5,106       24,565             0.0%
                  Contact Energy, Ltd.                                                854,495    3,056,669             0.0%
                  EBOS Group, Ltd.                                                    242,056    3,038,253             0.0%
                  Fisher & Paykel Healthcare Corp., Ltd.                              870,919    6,025,020             0.1%
                  Fletcher Building, Ltd.(6341606)                                    936,209    5,494,015             0.1%
                  Fletcher Building, Ltd.(6341617)                                     94,146      552,530             0.0%
#                 Fonterra Co-operative Group, Ltd.                                   124,383      510,730             0.0%
                  Freightways, Ltd.                                                   268,605    1,380,309             0.0%
                  Genesis Energy, Ltd.                                                995,280    1,458,003             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
NEW ZEALAND -- (Continued)
                  Hallenstein Glasson Holdings, Ltd.                                   16,145 $    35,698             0.0%
                  Heartland Bank, Ltd.                                                378,895     431,175             0.0%
                  Infratil, Ltd.                                                    1,282,568   2,597,974             0.0%
                  Kathmandu Holdings, Ltd.                                             82,263     113,196             0.0%
#                 Mainfreight, Ltd.                                                   251,580   3,816,642             0.0%
                  Mercury NZ, Ltd.                                                    584,779   1,291,788             0.0%
                  Meridian Energy, Ltd.                                               589,072   1,119,717             0.0%
                  Metlifecare, Ltd.                                                   407,752   1,625,595             0.0%
#                 Metro Performance Glass, Ltd.                                       118,709     112,539             0.0%
                  New Zealand Oil & Gas, Ltd.                                         332,926     141,962             0.0%
                  New Zealand Refining Co., Ltd. (The)                                239,544     384,259             0.0%
#                 NZME, Ltd.                                                        1,016,313     628,275             0.0%
                  NZX, Ltd.                                                           169,734     124,727             0.0%
#*                Pacific Edge, Ltd.                                                   20,054       8,137             0.0%
                  PGG Wrightson, Ltd.                                                 151,904      58,514             0.0%
#                 Port of Tauranga, Ltd.                                              591,135   1,667,227             0.0%
                  Restaurant Brands New Zealand, Ltd.                                 219,798     802,706             0.0%
*                 Rubicon, Ltd.                                                        64,229       9,890             0.0%
#                 Ryman Healthcare, Ltd.                                              370,085   2,191,983             0.0%
                  Sanford, Ltd.                                                        33,982     169,998             0.0%
                  Scales Corp., Ltd.                                                   52,168     118,559             0.0%
                  Skellerup Holdings, Ltd.                                            106,171     110,071             0.0%
                  SKY Network Television, Ltd.                                        701,222   1,857,331             0.0%
                  SKYCITY Entertainment Group, Ltd.                                 1,925,886   5,758,633             0.1%
#                 Spark New Zealand, Ltd.                                           3,405,015   8,629,114             0.1%
                  Steel & Tube Holdings, Ltd.                                         114,165     188,701             0.0%
                  Summerset Group Holdings, Ltd.                                      800,952   2,858,754             0.0%
                  Tilt Renewables, Ltd.                                               102,170     151,191             0.0%
                  Tourism Holdings, Ltd.                                              268,664     680,605             0.0%
                  Tower, Ltd.                                                         375,850     314,679             0.0%
                  Trade Me Group, Ltd.                                                980,360   3,569,922             0.0%
                  Trilogy International, Ltd.                                           4,885       8,821             0.0%
#                 Trustpower, Ltd.                                                    106,730     351,895             0.0%
                  Vector, Ltd.                                                        404,395     897,011             0.0%
#                 Warehouse Group, Ltd. (The)                                         193,655     280,343             0.0%
*                 Xero, Ltd.                                                           51,452     767,706             0.0%
#                 Z Energy, Ltd.                                                      263,395   1,347,934             0.0%
                                                                                              ----------- ---------------
TOTAL NEW ZEALAND                                                                              79,939,369             0.4%
                                                                                              ----------- ---------------
NORWAY -- (0.8%)
                  ABG Sundal Collier Holding ASA                                    1,255,480     820,691             0.0%
                  AF Gruppen ASA                                                       13,156     234,415             0.0%
#*                Akastor ASA                                                         623,189     918,572             0.0%
                  Aker ASA Class A                                                     98,852   3,753,643             0.0%
                  Aker BP ASA                                                         318,898   5,399,289             0.0%
#*                Aker Solutions ASA                                                  494,652   2,817,228             0.0%
#                 American Shipping Co. ASA                                           112,711     357,144             0.0%
*                 Archer, Ltd.                                                         41,058      61,658             0.0%
                  Atea ASA                                                            350,314   4,236,754             0.0%
                  Austevoll Seafood ASA                                               504,845   4,060,554             0.0%
#                 Avance Gas Holding, Ltd.                                            203,794     575,641             0.0%
#*                Axactor AB                                                        2,282,997     657,984             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                                    ---------- ---------- ---------------
NORWAY -- (Continued)
                  Bakkafrost P/F                                                       135,519 $4,591,440             0.0%
                  Bonheur ASA                                                           85,816    747,193             0.0%
                  Borregaard ASA                                                       301,227  3,384,113             0.0%
                  BW LPG, Ltd.                                                         298,962  1,315,319             0.0%
#*                BW Offshore, Ltd.                                                    414,980  1,065,774             0.0%
*                 Deep Sea Supply P.L.C.                                               206,844     29,586             0.0%
#                 DNB ASA                                                              639,439  9,979,285             0.1%
#*                DNO ASA                                                            1,049,428    883,655             0.0%
#*                DOF ASA                                                              790,967     84,784             0.0%
                  Ekornes ASA                                                           42,467    667,267             0.0%
                  Entra ASA                                                            133,152  1,527,427             0.0%
#*                Fred Olsen Energy ASA                                                184,709    434,017             0.0%
#                 Frontline, Ltd.                                                      137,795    916,547             0.0%
#                 Gjensidige Forsikring ASA                                            163,136  2,506,198             0.0%
#                 Golar LNG, Ltd.                                                       19,800    505,098             0.0%
                  Grieg Seafood ASA                                                    387,574  3,051,946             0.0%
#*                Hexagon Composites ASA                                               125,102    397,019             0.0%
                  Hoegh LNG Holdings, Ltd.                                              69,111    707,215             0.0%
*                 Kongsberg Automotive ASA                                           2,256,768  1,649,855             0.0%
#                 Kongsberg Gruppen ASA                                                 79,693  1,243,288             0.0%
*                 Kvaerner ASA                                                         869,309  1,131,849             0.0%
                  Leroy Seafood Group ASA                                               60,496  3,043,055             0.0%
#                 Marine Harvest ASA                                                   334,597  5,567,058             0.0%
#*                NEL ASA                                                              422,649    111,158             0.0%
#*                Nordic Semiconductor ASA                                             273,192  1,091,105             0.0%
                  Norsk Hydro ASA                                                    1,465,949  8,353,922             0.1%
#*                Norske Skogindustrier ASA                                            703,583     77,909             0.0%
#*                Norwegian Air Shuttle ASA                                             85,153  2,418,622             0.0%
*                 Norwegian Finans Holding ASA                                           4,239     33,723             0.0%
#                 Ocean Yield ASA                                                      122,241    917,198             0.0%
*                 Odfjell Drilling, Ltd.                                               119,820    250,663             0.0%
*                 Odfjell SE Class A                                                    45,023    177,513             0.0%
                  Olav Thon Eiendomsselskap ASA                                         17,579    344,986             0.0%
                  Opera Software ASA                                                   248,315  1,122,748             0.0%
                  Orkla ASA                                                            446,815  4,053,899             0.0%
#*                Petroleum Geo-Services ASA                                         1,245,991  2,919,193             0.0%
#*                PhotoCure ASA                                                         13,583     58,580             0.0%
#*                Prosafe SE                                                            22,884     91,085             0.0%
#                 Protector Forsikring ASA                                             148,091  1,232,551             0.0%
#*                Q-Free ASA                                                            66,600     65,558             0.0%
#*                REC Silicon ASA                                                   12,403,323  1,548,455             0.0%
                  Salmar ASA                                                            75,927  1,801,559             0.0%
#                 Scatec Solar ASA                                                     166,816    755,570             0.0%
#                 Schibsted ASA Class A                                                 51,459  1,278,984             0.0%
                  Schibsted ASA Class B                                                 43,166    966,779             0.0%
#*                Seadrill, Ltd.(B09RMQ1)                                              515,558    350,458             0.0%
#*                Seadrill, Ltd.(B0HWHV8)                                            1,023,981    706,342             0.0%
#                 Selvaag Bolig ASA                                                    124,964    516,855             0.0%
*                 Sevan Marine ASA                                                      66,506    112,152             0.0%
#*                Solstad Offshore ASA                                                   8,707     12,356             0.0%
#*                Songa Offshore                                                       116,685    405,514             0.0%
                  SpareBank 1 SMN                                                       52,734    439,149             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
NORWAY -- (Continued)
                  SpareBank 1 SR-Bank ASA                                              299,121 $  2,359,216             0.0%
#                 Statoil ASA                                                          838,889   13,815,568             0.1%
#                 Statoil ASA Sponsored ADR                                            654,177   10,748,128             0.1%
                  Stolt-Nielsen, Ltd.                                                   91,995    1,422,013             0.0%
#                 Storebrand ASA                                                     1,273,900    8,393,931             0.1%
#                 Subsea 7 SA                                                          675,960   11,139,578             0.1%
                  Telenor ASA                                                          266,055    4,297,750             0.0%
#                 TGS Nopec Geophysical Co. ASA                                        379,734    8,278,637             0.1%
                  Tomra Systems ASA                                                    327,758    3,804,258             0.0%
                  Treasure ASA                                                         230,594      422,063             0.0%
                  Veidekke ASA                                                         150,731    2,007,085             0.0%
*                 Wallenius Wilhelmsen Logistics                                       171,455      868,440             0.0%
                  Wilh Wilhelmsen Holding ASA Class A                                   43,436    1,206,986             0.0%
#                 XXL ASA                                                               72,832      784,174             0.0%
                  Yara International ASA                                               172,018    6,396,486             0.1%
                                                                                               ------------ ---------------
TOTAL NORWAY                                                                                    177,481,460             0.8%
                                                                                               ------------ ---------------
PORTUGAL -- (0.2%)
                  Altri SGPS SA                                                        417,536    1,949,740             0.0%
#*                Banco Comercial Portugues SA Class R                              11,770,335    2,629,635             0.0%
                  CTT-Correios de Portugal SA                                          213,315    1,217,544             0.0%
                  EDP - Energias de Portugal SA                                      1,315,734    4,342,213             0.0%
                  EDP - Energias de Portugal SA Sponsored ADR                            7,202      237,810             0.0%
                  EDP Renovaveis SA                                                    674,715    5,141,751             0.1%
                  Galp Energia SGPS SA                                                 833,384   12,951,604             0.1%
#                 Jeronimo Martins SGPS SA                                             239,425    4,393,682             0.0%
                  Mota-Engil SGPS SA                                                   516,123    1,312,435             0.0%
                  Navigator Co. SA (The)                                             1,148,443    4,859,287             0.0%
                  NOS SGPS SA                                                          879,429    5,037,371             0.0%
                  Novabase SGPS SA                                                      12,258       42,526             0.0%
#                 REN - Redes Energeticas Nacionais SGPS SA                            659,509    1,938,568             0.0%
                  Semapa-Sociedade de Investimento e Gestao                             44,195      693,224             0.0%
                  Sonae Capital SGPS SA                                                249,770      231,481             0.0%
*                 Sonae SGPS SA                                                      6,408,796    6,575,623             0.1%
                  Teixeira Duarte SA                                                   243,459       73,171             0.0%
                                                                                               ------------ ---------------
TOTAL PORTUGAL                                                                                   53,627,665             0.3%
                                                                                               ------------ ---------------
SINGAPORE -- (1.1%)
*                 Abterra, Ltd.                                                        189,000       46,867             0.0%
                  Accordia Golf Trust                                                  752,800      401,325             0.0%
                  Amara Holdings, Ltd.                                                 248,000      101,266             0.0%
                  Ascendas India Trust                                                 809,900      667,416             0.0%
*                 ASL Marine Holdings, Ltd.                                             99,300        9,722             0.0%
*                 Banyan Tree Holdings, Ltd.                                           409,000      156,852             0.0%
                  Best World International, Ltd.                                       287,800      518,491             0.0%
                  Bonvests Holdings, Ltd.                                               51,600       49,089             0.0%
*                 Boustead Projects, Ltd.                                              147,404       90,214             0.0%
                  Boustead Singapore, Ltd.                                           1,008,867      642,693             0.0%
                  Breadtalk Group, Ltd.                                                379,200      366,337             0.0%
                  Broadway Industrial Group, Ltd.                                      493,099       50,357             0.0%
#                 Bukit Sembawang Estates, Ltd.                                        198,500      849,798             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
SINGAPORE -- (Continued)
                  Bund Center Investment, Ltd.                                         316,000 $   181,919             0.0%
                  CapitaLand, Ltd.                                                   1,949,800   5,239,001             0.0%
#                 Centurion Corp., Ltd.                                                934,900     291,246             0.0%
                  China Aviation Oil Singapore Corp., Ltd.                             615,600     713,360             0.0%
#                 Chip Eng Seng Corp., Ltd.                                          1,794,800     949,111             0.0%
                  CITIC Envirotech, Ltd.                                                28,500      15,980             0.0%
                  City Developments, Ltd.                                              924,400   7,133,362             0.1%
#*                Cityneon Holdings, Ltd.                                              101,600      65,439             0.0%
                  Civmec, Ltd.                                                         303,700     142,604             0.0%
                  ComfortDelGro Corp., Ltd.                                          4,573,869   8,962,089             0.1%
*                 Cordlife Group, Ltd.                                                  93,800      68,491             0.0%
#*                COSCO Shipping International Singapore Co,. Ltd.                   4,515,100     922,145             0.0%
                  CSE Global, Ltd.                                                   1,980,900     737,451             0.0%
#*                CWT, Ltd.                                                          1,340,700   2,200,222             0.0%
                  Dairy Farm International Holdings, Ltd.                              103,300     918,849             0.0%
                  DBS Group Holdings, Ltd.                                           1,190,553  16,442,013             0.1%
                  Del Monte Pacific, Ltd.                                            1,725,882     414,614             0.0%
#                 Delfi, Ltd.                                                          171,000     280,289             0.0%
*                 DMX Technologies Group, Ltd.                                         256,000       3,696             0.0%
                  Duty Free International, Ltd.                                         92,400      27,790             0.0%
*                 Dyna-Mac Holdings, Ltd.                                            1,489,000     159,744             0.0%
                  Elec & Eltek International Co., Ltd.                                  20,000      29,227             0.0%
#*                Ezion Holdings, Ltd.                                               7,964,848   1,705,674             0.0%
#*                Ezra Holdings, Ltd.                                               10,009,145      78,804             0.0%
*                 Falcon Energy Group, Ltd.                                          1,074,000      84,673             0.0%
                  Far East Orchard, Ltd.                                               288,236     336,651             0.0%
#                 First Resources, Ltd.                                              2,225,500   2,984,080             0.0%
                  Food Empire Holdings, Ltd.                                           892,400     351,363             0.0%
                  Fragrance Group, Ltd.                                              1,448,000     173,402             0.0%
                  Frasers Centrepoint, Ltd.                                            322,500     438,416             0.0%
                  Fu Yu Corp., Ltd.                                                  1,669,200     286,563             0.0%
*                 Gallant Venture, Ltd.                                              2,204,900     217,154             0.0%
                  Genting Singapore P.L.C.                                           2,770,400   2,207,288             0.0%
*                 Geo Energy Resources, Ltd.                                         1,595,500     370,580             0.0%
                  GL, Ltd.                                                           1,487,700     825,518             0.0%
                  Global Logistic Properties, Ltd.                                   1,590,500   3,276,724             0.0%
                  Golden Agri-Resources, Ltd.                                       18,133,369   4,664,967             0.0%
                  GP Industries, Ltd.                                                  174,000      74,192             0.0%
                  Great Eastern Holdings, Ltd.                                          43,400     680,356             0.0%
                  GSH Corp., Ltd.(BYW6G38)                                             270,100      98,594             0.0%
                  GSH Corp., Ltd.(BYW6G16)                                             166,660      60,815             0.0%
#                 GuocoLand, Ltd.                                                      453,821     592,911             0.0%
#*                Halcyon Agri Corp., Ltd.                                             805,846     360,066             0.0%
                  Haw Par Corp., Ltd.                                                    2,100      15,344             0.0%
#                 Health Management International, Ltd.                                548,626     239,899             0.0%
                  Hi-P International, Ltd.                                             636,600     314,572             0.0%
                  Hiap Hoe, Ltd.                                                       128,000      64,030             0.0%
                  Ho Bee Land, Ltd.                                                    819,100   1,429,342             0.0%
                  Hong Fok Corp., Ltd.                                               1,202,988     698,742             0.0%
                  Hong Leong Asia, Ltd.                                                405,800     324,271             0.0%
                  Hongkong Land Holdings, Ltd.                                         265,200   2,043,892             0.0%
                  Hotel Grand Central, Ltd.                                            150,866     154,370             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
SINGAPORE -- (Continued)
                  Hour Glass, Ltd. (The)                                               150,000 $    74,186             0.0%
                  Hutchison Port Holdings Trust                                     15,407,600   6,237,428             0.0%
                  Hwa Hong Corp., Ltd.                                                 280,000      62,975             0.0%
                  Hyflux, Ltd.                                                       1,920,900     762,951             0.0%
                  Indofood Agri Resources, Ltd.                                      2,179,900     761,732             0.0%
*                 InnoTek, Ltd.                                                         87,000      24,236             0.0%
*                 IPC Corp., Ltd.                                                      115,900      41,192             0.0%
                  Japfa, Ltd.                                                        2,028,400     878,893             0.0%
                  Jardine Cycle & Carriage, Ltd.                                        81,197   2,747,752             0.0%
                  k1 Ventures, Ltd.                                                    356,440     183,646             0.0%
#                 Keppel Corp., Ltd.                                                 2,075,800   9,651,471             0.1%
                  Keppel Infrastructure Trust                                        2,294,553     854,344             0.0%
                  Keppel Telecommunications & Transportation, Ltd.                     299,200     383,352             0.0%
                  Koh Brothers Group, Ltd.                                             193,000      42,080             0.0%
#*                KrisEnergy, Ltd.                                                   1,144,300     128,361             0.0%
                  KSH Holdings, Ltd.                                                   195,400     120,977             0.0%
                  Lian Beng Group, Ltd.                                              1,606,300     690,450             0.0%
                  Low Keng Huat Singapore, Ltd.                                        293,000     137,087             0.0%
                  Lum Chang Holdings, Ltd.                                             160,000      40,411             0.0%
#                 M1, Ltd.                                                           1,001,600   1,555,797             0.0%
                  Mandarin Oriental International, Ltd.                                 27,200      38,869             0.0%
                  Metro Holdings, Ltd.                                               1,060,900     876,821             0.0%
                  Mewah International, Inc.                                             47,900      11,466             0.0%
                  Midas Holdings, Ltd.                                               4,992,700     803,921             0.0%
*                 Nam Cheong, Ltd.                                                   5,757,000      69,888             0.0%
                  Nera Telecommunications, Ltd.                                         43,600      11,998             0.0%
#*                Noble Group, Ltd.                                                 47,776,600   4,883,359             0.0%
                  NSL, Ltd.                                                             75,000      78,927             0.0%
                  Olam International, Ltd.                                           1,174,800   1,606,481             0.0%
                  OUE, Ltd.                                                          1,224,800   1,796,464             0.0%
                  Oversea-Chinese Banking Corp., Ltd.                                1,793,287  12,559,633             0.1%
                  Oxley Holdings, Ltd.                                               1,249,300     509,332             0.0%
                  Pacc Offshore Services Holdings, Ltd.                                 79,700      18,839             0.0%
                  Pacific Radiance, Ltd.                                                92,100       9,055             0.0%
                  Pan-United Corp., Ltd.                                               268,000     141,054             0.0%
                  Penguin International, Ltd.                                          434,733      86,828             0.0%
                  Perennial Real Estate Holdings, Ltd.                                  19,100      12,101             0.0%
#                 Q&M Dental Group Singapore, Ltd.                                     815,600     420,041             0.0%
                  QAF, Ltd.                                                            881,184     845,001             0.0%
*                 Raffles Education Corp., Ltd.                                      2,126,667     304,499             0.0%
#                 Raffles Medical Group, Ltd.                                        2,247,253   2,250,981             0.0%
                  RHT Health Trust                                                   1,874,800   1,268,478             0.0%
*                 Rickmers Maritime                                                     50,100         699             0.0%
#                 Riverstone Holdings, Ltd.                                            208,400     131,953             0.0%
#                 Rotary Engineering, Ltd.                                             732,200     204,225             0.0%
#*                Rowsley, Ltd.                                                      1,028,000      63,165             0.0%
                  SATS, Ltd.                                                         1,233,392   4,497,560             0.0%
                  SBS Transit, Ltd.                                                     54,000     104,290             0.0%
                  SembCorp Industries, Ltd.                                          4,378,300   9,486,513             0.1%
#                 SembCorp Marine, Ltd.                                              2,307,700   2,686,416             0.0%
                  Sheng Siong Group, Ltd.                                            2,151,800   1,509,031             0.0%
                  SHS Holdings, Ltd.                                                   882,200     151,447             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
SINGAPORE -- (Continued)
                  SIA Engineering Co., Ltd.                                            92,400 $    247,278             0.0%
#*                SIIC Environment Holdings, Ltd.                                   2,918,280    1,107,044             0.0%
#                 Sinarmas Land, Ltd.                                               4,301,400    1,400,228             0.0%
                  Sing Holdings, Ltd.                                                 263,000       68,707             0.0%
                  Singapore Airlines, Ltd.                                          1,473,600   10,795,242             0.1%
                  Singapore Exchange, Ltd.                                            689,100    3,651,476             0.0%
#                 Singapore Post, Ltd.                                              6,672,516    6,584,235             0.0%
#                 Singapore Press Holdings, Ltd.                                    1,035,600    2,570,012             0.0%
                  Singapore Reinsurance Corp., Ltd.                                    55,000       12,356             0.0%
                  Singapore Shipping Corp., Ltd.                                      137,000       27,014             0.0%
                  Singapore Technologies Engineering, Ltd.                            921,500    2,499,756             0.0%
                  Singapore Telecommunications, Ltd.(B02PY00)                          73,900      197,213             0.0%
                  Singapore Telecommunications, Ltd.(B02PY22)                       3,054,350    8,177,349             0.1%
#                 Sino Grandness Food Industry Group, Ltd.                          2,417,163      414,740             0.0%
                  Stamford Land Corp., Ltd.                                         1,159,400      445,133             0.0%
#                 StarHub, Ltd.                                                     1,375,710    2,743,260             0.0%
                  Sunningdale Tech, Ltd.                                              649,180      788,789             0.0%
*                 SunVic Chemical Holdings, Ltd.                                      638,600       40,182             0.0%
#*                Swiber Holdings, Ltd.                                             1,301,500       38,100             0.0%
*                 Tat Hong Holdings, Ltd.                                           1,342,080      383,851             0.0%
                  Tiong Woon Corp. Holding, Ltd.                                      160,750       31,366             0.0%
                  Tuan Sing Holdings, Ltd.                                          2,433,595      567,904             0.0%
                  UMS Holdings, Ltd.                                                1,644,550    1,123,326             0.0%
                  United Engineers, Ltd.                                            2,465,604    5,077,159             0.0%
                  United Industrial Corp., Ltd.                                       722,823    1,634,710             0.0%
#                 United Overseas Bank, Ltd.                                          971,149   15,120,506             0.1%
                  UOB-Kay Hian Holdings, Ltd.                                         530,314      535,456             0.0%
                  UOL Group, Ltd.                                                   1,279,388    6,626,524             0.1%
#                 UPP Holdings, Ltd.                                                1,027,400      213,256             0.0%
                  Valuetronics Holdings, Ltd.                                         993,600      579,316             0.0%
                  Venture Corp., Ltd.                                               1,071,500    9,351,417             0.1%
#                 Vibrant Group, Ltd.                                               1,090,017      300,897             0.0%
                  Vicom, Ltd.                                                           2,400        9,858             0.0%
                  Wee Hur Holdings, Ltd.                                              917,300      157,634             0.0%
                  Wheelock Properties Singapore, Ltd.                                 751,547    1,002,491             0.0%
                  Wilmar International, Ltd.                                        1,202,900    3,055,451             0.0%
#                 Wing Tai Holdings, Ltd.                                           2,404,624    3,250,932             0.0%
                  Yeo Hiap Seng, Ltd.                                                  63,135       61,375             0.0%
                  YHI International, Ltd.                                              48,000       11,592             0.0%
*                 Yongnam Holdings, Ltd.                                              891,000      130,694             0.0%
#*                Yuuzoo Corp., Ltd.                                                2,611,300      149,193             0.0%
                  Zhongmin Baihui Retail Group, Ltd.                                    7,800        6,084             0.0%
                                                                                              ------------ ---------------
TOTAL SINGAPORE                                                                                239,010,084             1.1%
                                                                                              ------------ ---------------
SPAIN -- (2.3%)
#                 Abertis Infraestructuras SA                                         474,470    8,340,998             0.1%
                  Acciona SA                                                          138,785   11,449,844             0.1%
                  Acerinox SA                                                         392,308    5,465,006             0.0%
                  ACS Actividades de Construccion y Servicios SA                      310,041   11,487,188             0.1%
#                 Adveo Group International SA                                         57,921      240,504             0.0%
                  Aena SA                                                              49,753    8,772,067             0.1%
                  Almirall SA                                                         209,074    3,774,780             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
SPAIN -- (Continued)
                  Amadeus IT Group SA                                                  281,458 $15,190,074             0.1%
#*                Amper SA                                                           2,253,779     612,663             0.0%
                  Applus Services SA                                                   277,862   3,483,099             0.0%
                  Atresmedia Corp. de Medios de Comunicacion SA                        149,536   1,875,414             0.0%
                  Azkoyen SA                                                            33,625     261,583             0.0%
                  Banco Bilbao Vizcaya Argentaria SA                                 2,725,844  21,838,429             0.1%
#                 Banco Bilbao Vizcaya Argentaria SA Sponsored ADR                   1,030,502   8,244,016             0.1%
                  Banco de Sabadell SA                                              11,966,230  23,015,879             0.1%
#*                Banco Popular Espanol SA                                           3,514,424   2,459,145             0.0%
#                 Banco Santander SA                                                 8,636,362  56,282,495             0.3%
#                 Banco Santander SA Sponsored ADR                                   2,375,051  15,485,332             0.1%
#                 Bankia SA                                                          6,100,722   7,407,297             0.0%
                  Bankinter SA                                                       1,387,838  12,217,082             0.1%
*                 Baron de Ley                                                           4,292     525,379             0.0%
#                 Bolsas y Mercados Espanoles SHMSF SA                                 206,671   7,395,957             0.0%
                  CaixaBank SA                                                       4,002,306  18,172,234             0.1%
                  Cellnex Telecom SA                                                   281,782   4,973,634             0.0%
                  Cia de Distribucion Integral Logista Holdings SA                      68,315   1,631,081             0.0%
                  Cie Automotive SA                                                    188,468   4,051,411             0.0%
                  Construcciones y Auxiliar de Ferrocarriles SA                         50,840   2,043,769             0.0%
#*                Deoleo SA                                                          2,116,179     427,184             0.0%
#                 Distribuidora Internacional de Alimentacion SA                     1,263,112   7,510,205             0.0%
#*                Duro Felguera SA                                                     225,918     270,381             0.0%
                  Ebro Foods SA                                                        169,495   3,785,748             0.0%
*                 eDreams ODIGEO SA                                                    167,667     578,610             0.0%
                  Elecnor SA                                                            15,921     173,478             0.0%
                  Enagas SA                                                            375,999   9,880,311             0.1%
                  Ence Energia y Celulosa SA                                           783,608   2,790,135             0.0%
                  Endesa SA                                                            298,884   7,039,657             0.0%
*                 Ercros SA                                                            627,662   1,867,786             0.0%
                  Euskaltel SA                                                         131,579   1,335,308             0.0%
                  Faes Farma SA                                                        577,709   2,073,068             0.0%
                  Ferrovial SA                                                         412,454   8,773,958             0.1%
                  Fluidra SA                                                            41,581     262,792             0.0%
*                 Fomento de Construcciones y Contratas SA                               6,605      61,169             0.0%
                  Gamesa Corp. Tecnologica SA                                          835,273  18,014,116             0.1%
                  Gas Natural SDG SA                                                   678,763  15,338,355             0.1%
#                 Grifols SA                                                           197,556   5,302,547             0.0%
                  Grupo Catalana Occidente SA                                          106,932   4,147,559             0.0%
*                 Grupo Empresarial San Jose SA                                         43,089     152,580             0.0%
#*                Grupo Ezentis SA                                                     527,768     393,651             0.0%
                  Iberdrola SA                                                       6,319,526  45,429,592             0.2%
                  Iberpapel Gestion SA                                                   5,170     169,575             0.0%
#*                Indra Sistemas SA                                                    262,254   3,589,074             0.0%
                  Industria de Diseno Textil SA                                        226,206   8,668,481             0.1%
                  Inmobiliaria Colonial SA                                             549,142   4,258,126             0.0%
*                 Liberbank SA                                                       1,641,937   2,192,847             0.0%
                  Mapfre SA                                                          3,566,931  12,441,684             0.1%
                  Mediaset Espana Comunicacion SA                                      684,915   9,435,768             0.1%
                  Melia Hotels International SA                                        204,203   3,027,992             0.0%
                  Miquel y Costas & Miquel SA                                           52,054   1,610,177             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
SPAIN -- (Continued)
*                 NH Hotel Group SA                                                   386,570 $  1,999,390             0.0%
#                 Obrascon Huarte Lain SA                                             515,847    2,251,673             0.0%
                  Papeles y Cartones de Europa SA                                     225,067    1,689,288             0.0%
*                 Pharma Mar SA                                                       242,493      929,593             0.0%
                  Prim SA                                                               5,102       54,060             0.0%
*                 Promotora de Informaciones SA Class A                               203,758      725,943             0.0%
                  Prosegur Cia de Seguridad SA                                        505,228    3,298,213             0.0%
#*                Quabit Inmobiliaria SA                                              236,110      504,709             0.0%
*                 Realia Business SA                                                  287,785      304,980             0.0%
                  Red Electrica Corp. SA                                              375,200    7,312,319             0.0%
                  Repsol SA                                                         1,348,229   21,279,549             0.1%
                  Repsol SA Sponsored ADR                                             319,524    5,077,241             0.0%
#*                Sacyr SA                                                          1,779,008    4,450,326             0.0%
                  Saeta Yield SA                                                       38,749      382,597             0.0%
#*                Solaria Energia y Medio Ambiente SA                                 378,116      418,001             0.0%
#*                Talgo SA                                                            228,855    1,373,569             0.0%
                  Tecnicas Reunidas SA                                                 85,768    3,389,550             0.0%
                  Telefonica SA                                                     1,813,853   20,061,113             0.1%
                  Telefonica SA Sponsored ADR                                         237,585    2,637,193             0.0%
                  Tubacex SA                                                          353,140    1,124,313             0.0%
#*                Tubos Reunidos SA                                                   577,040      681,252             0.0%
                  Vidrala SA                                                           39,404    2,311,663             0.0%
#                 Viscofan SA                                                         103,258    6,171,910             0.0%
#*                Vocento SA                                                           81,318      142,453             0.0%
                  Zardoya Otis SA                                                     266,358    2,464,950             0.0%
                                                                                              ------------ ---------------
TOTAL SPAIN                                                                                    528,734,122             2.5%
                                                                                              ------------ ---------------
SWEDEN -- (2.8%)
#                 AAK AB                                                               70,604    5,053,274             0.0%
                  Acando AB                                                           385,080    1,394,613             0.0%
*                 AddLife AB                                                           17,068      324,353             0.0%
                  AddTech AB Class B                                                   71,840    1,293,361             0.0%
                  AF AB Class B                                                       157,149    3,311,589             0.0%
#                 Alfa Laval AB                                                       246,739    5,056,099             0.0%
*                 Arise AB                                                              1,101        1,938             0.0%
#                 Assa Abloy AB Class B                                               643,444   13,927,255             0.1%
                  Atlas Copco AB Class A                                              184,769    6,902,054             0.0%
                  Atlas Copco AB Class B                                              135,572    4,505,071             0.0%
                  Atrium Ljungberg AB Class B                                          80,572    1,332,725             0.0%
                  Attendo AB                                                            1,637       16,725             0.0%
#                 Avanza Bank Holding AB                                               57,115    2,292,317             0.0%
                  Axfood AB                                                           136,432    2,165,004             0.0%
                  B&B Tools AB Class B                                                 69,723    1,597,236             0.0%
*                 BE Group AB                                                           1,386        9,510             0.0%
                  Beijer Alma AB                                                       45,496    1,290,947             0.0%
#*                Beijer Electronics AB                                                 2,424       11,489             0.0%
                  Beijer Ref AB                                                        12,786      322,419             0.0%
                  Betsson AB                                                          308,271    2,633,195             0.0%
                  Bilia AB Class A                                                    197,312    3,952,940             0.0%
                  BillerudKorsnas AB                                                  574,211    9,199,043             0.1%
                  BioGaia AB Class B                                                   46,734    1,883,272             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
SWEDEN -- (Continued)
#*                BioInvent International AB                                          229,139 $    62,385             0.0%
                  Biotage AB                                                           77,540     442,308             0.0%
#                 Bjorn Borg AB                                                        82,429     333,924             0.0%
#                 Boliden AB                                                          992,847  28,363,945             0.1%
                  Bonava AB                                                             9,140     146,346             0.0%
                  Bonava AB Class B                                                   220,402   3,563,589             0.0%
                  Bufab AB                                                              2,580      30,916             0.0%
#                 Bulten AB                                                            91,684   1,305,097             0.0%
                  Bure Equity AB                                                      262,036   3,240,090             0.0%
#                 Byggmax Group AB                                                    317,434   2,140,434             0.0%
                  Castellum AB                                                        483,109   6,616,105             0.0%
                  Catena AB                                                               500       7,364             0.0%
                  Clas Ohlson AB Class B                                              122,347   2,029,711             0.0%
                  Cloetta AB Class B                                                  598,815   2,418,971             0.0%
                  Com Hem Holding AB                                                  117,965   1,467,749             0.0%
                  Concentric AB                                                       140,556   2,318,571             0.0%
                  Concordia Maritime AB Class B                                        86,745     133,740             0.0%
                  Dedicare AB Class B                                                  12,005     189,850             0.0%
                  Dios Fastigheter AB                                                 226,080   1,158,781             0.0%
#                 Doro AB                                                              78,027     515,252             0.0%
                  Duni AB                                                             110,520   1,564,908             0.0%
                  Dustin Group AB                                                      49,054     405,546             0.0%
                  East Capital Explorer AB                                            103,788     872,803             0.0%
#                 Elanders AB Class B                                                  10,285     122,137             0.0%
#                 Electrolux AB Series B                                              260,414   7,728,325             0.1%
#                 Elekta AB Class B                                                   548,340   5,724,821             0.0%
#                 Eltel AB                                                              2,534      16,496             0.0%
                  Enea AB                                                              43,208     410,969             0.0%
                  Fabege AB                                                           373,052   6,423,946             0.0%
#                 Fagerhult AB                                                         13,793     569,413             0.0%
*                 Fastighets AB Balder Class B                                        115,403   2,576,633             0.0%
#                 Fenix Outdoor International AG                                        1,002      97,214             0.0%
#*                Fingerprint Cards AB Class B                                        359,570   1,431,598             0.0%
                  Getinge AB Class B                                                  491,510   9,600,684             0.1%
                  Granges AB                                                          254,310   2,640,714             0.0%
                  Gunnebo AB                                                          144,441     793,927             0.0%
                  Haldex AB                                                           275,841   3,699,576             0.0%
                  Hemfosa Fastigheter AB                                              305,001   2,825,936             0.0%
                  Hennes & Mauritz AB Class B                                         238,881   5,914,812             0.0%
#                 Hexagon AB Class B                                                  291,836  12,700,946             0.1%
#                 Hexpol AB                                                           597,878   6,642,206             0.0%
                  HIQ International AB                                                239,834   1,639,140             0.0%
#                 Hoist Finance AB                                                     17,375     163,440             0.0%
                  Holmen AB Class B                                                   188,783   7,954,940             0.1%
                  Hufvudstaden AB Class A                                             177,409   2,779,557             0.0%
                  Husqvarna AB Class A                                                104,942   1,038,204             0.0%
                  Husqvarna AB Class B                                              1,136,601  11,298,908             0.1%
#                 ICA Gruppen AB                                                      127,963   4,366,887             0.0%
#                 Indutrade AB                                                        198,588   4,690,577             0.0%
#                 Intrum Justitia AB                                                  253,928  10,087,092             0.1%
                  Inwido AB                                                            39,829     571,935             0.0%
                  ITAB Shop Concept AB Class B                                         23,230     184,298             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
SWEDEN -- (Continued)
#                 JM AB                                                               341,285 $12,007,668             0.1%
                  KappAhl AB                                                          328,456   1,898,092             0.0%
#*                Karo Pharma AB                                                       84,009     330,717             0.0%
                  Kindred Group P.L.C.                                                613,029   6,352,647             0.0%
#                 Klovern AB Class B                                                1,190,234   1,253,588             0.0%
                  KNOW IT AB                                                           42,325     623,298             0.0%
#                 Kungsleden AB                                                       484,116   2,710,446             0.0%
                  Lagercrantz Group AB Class B                                         89,091     972,032             0.0%
                  Lifco AB Class B                                                      6,595     200,850             0.0%
                  Lindab International AB                                             378,375   3,456,381             0.0%
#                 Loomis AB Class B                                                   324,385  11,777,964             0.1%
*                 Lundin Petroleum AB                                                 188,014   3,585,194             0.0%
#*                Medivir AB Class B                                                  157,109   1,214,359             0.0%
#                 Mekonomen AB                                                         86,329   1,711,409             0.0%
#                 Millicom International Cellular SA                                  146,374   8,020,168             0.1%
                  Modern Times Group MTG AB Class B                                   257,845   8,407,455             0.1%
#                 MQ Holding AB                                                       185,605     703,616             0.0%
#                 Mycronic AB                                                         245,286   2,422,193             0.0%
                  NCC AB Class B                                                      322,102   8,557,359             0.1%
                  Nederman Holding AB                                                     402      11,848             0.0%
#*                Net Insight AB Class B                                              768,751     742,030             0.0%
                  NetEnt AB                                                           282,756   2,181,037             0.0%
                  New Wave Group AB Class B                                           309,080   2,189,687             0.0%
                  Nibe Industrier AB Class B                                          734,680   6,507,147             0.0%
                  Nobia AB                                                            546,850   5,655,237             0.0%
                  Nobina AB                                                            72,118     439,656             0.0%
#                 Nolato AB Class B                                                   152,586   4,857,166             0.0%
                  Nordea Bank AB                                                    2,132,490  26,227,095             0.1%
#                 OEM International AB Class B                                         10,074     241,188             0.0%
                  Opus Group AB                                                       896,607     713,686             0.0%
                  Oriflame Holding AG                                                 139,755   5,727,960             0.0%
                  Pandox AB                                                            20,560     345,306             0.0%
                  Peab AB                                                             787,577   8,601,001             0.1%
                  Pricer AB Class B                                                   475,277     547,407             0.0%
                  Proact IT Group AB                                                   23,436     502,418             0.0%
                  Probi AB                                                             11,725     587,913             0.0%
#                 Profilgruppen AB Class B                                                855      12,864             0.0%
#*                Qliro Group AB                                                      447,618     636,412             0.0%
#                 Ratos AB Class B                                                  1,194,591   5,602,476             0.0%
                  RaySearch Laboratories AB                                            43,586   1,094,301             0.0%
#                 Recipharm AB Class B                                                 21,506     297,355             0.0%
                  Rezidor Hotel Group AB                                              214,632     799,626             0.0%
                  Rottneros AB                                                        218,323     204,619             0.0%
                  Saab AB Class B                                                     193,536   9,590,048             0.1%
                  Sagax AB Class B                                                     59,275     615,812             0.0%
#                 Sandvik AB                                                          692,087  11,095,592             0.1%
#*                SAS AB                                                              667,933   1,100,921             0.0%
#                 Scandi Standard AB                                                  119,135     715,734             0.0%
*                 Scandic Hotels Group AB                                               2,044      23,011             0.0%
                  Securitas AB Class B                                                591,477   9,776,173             0.1%
                  Semcon AB                                                            36,716     264,702             0.0%
#*                Sensys Gatso Group AB                                               185,037      22,125             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
SWEDEN -- (Continued)
                  Skandinaviska Enskilda Banken AB Class A                          1,081,790 $ 12,457,177             0.1%
                  Skandinaviska Enskilda Banken AB Class C                             13,293      152,905             0.0%
                  Skanska AB Class B                                                  449,043   10,732,864             0.1%
                  SKF AB Class A                                                       19,022      417,724             0.0%
                  SKF AB Class B                                                      522,799   11,472,907             0.1%
                  SkiStar AB                                                           69,515    1,487,520             0.0%
#*                SSAB AB Class A(B17H0S8)                                            825,024    3,589,238             0.0%
#*                SSAB AB Class A(BPRBWK4)                                             89,315      389,035             0.0%
*                 SSAB AB Class B(B17H3F6)                                          1,913,757    6,789,749             0.0%
#*                SSAB AB Class B(BPRBWM6)                                            505,629    1,797,858             0.0%
#                 Svenska Cellulosa AB SCA Class A                                     29,899      994,950             0.0%
                  Svenska Cellulosa AB SCA Class B                                    641,105   21,225,254             0.1%
                  Svenska Handelsbanken AB Class A                                  1,161,183   16,474,791             0.1%
                  Svenska Handelsbanken AB Class B                                     29,675      418,030             0.0%
#                 Sweco AB Class B                                                    129,953    3,221,497             0.0%
                  Swedbank AB Class A                                                 515,394   12,214,852             0.1%
                  Swedish Match AB                                                    230,668    7,606,625             0.0%
#*                Swedish Orphan Biovitrum AB                                         182,934    2,824,251             0.0%
                  Swedol AB Class B                                                    15,119       51,721             0.0%
                  Systemair AB                                                          4,331       76,947             0.0%
                  Tele2 AB Class B                                                    787,033    7,920,447             0.1%
#                 Telefonaktiebolaget LM Ericsson Class A                              49,162      313,948             0.0%
                  Telefonaktiebolaget LM Ericsson Class B                           1,692,741   10,997,447             0.1%
                  Telefonaktiebolaget LM Ericsson Sponsored ADR                       527,787    3,425,338             0.0%
                  Telia Co AB                                                       3,560,632   14,496,545             0.1%
#                 Thule Group AB (The)                                                 92,060    1,595,711             0.0%
#                 Transcom Worldwide AB                                                 5,299       52,348             0.0%
#                 Trelleborg AB Class B                                               515,445   12,104,231             0.1%
                  VBG Group AB Class B                                                  1,127       16,637             0.0%
#                 Victoria Park AB Class B                                            242,058      674,851             0.0%
                  Vitrolife AB                                                         29,523    1,682,062             0.0%
                  Volvo AB Class A                                                    243,018    3,968,063             0.0%
                  Volvo AB Class B                                                  1,351,023   22,063,363             0.1%
#                 Wallenstam AB Class B                                               513,102    4,371,997             0.0%
#                 Wihlborgs Fastigheter AB                                            200,350    3,902,738             0.0%
                                                                                              ------------ ---------------
TOTAL SWEDEN                                                                                   628,616,755             3.0%
                                                                                              ------------ ---------------
SWITZERLAND -- (5.8%)
                  ABB, Ltd.                                                         1,450,592   35,545,669             0.2%
#                 ABB, Ltd. Sponsored ADR                                             431,204   10,607,618             0.1%
*                 Actelion, Ltd.                                                       97,707   27,667,284             0.1%
                  Adecco Group AG                                                     336,215   24,981,382             0.1%
                  Allreal Holding AG                                                   55,948    9,626,276             0.1%
*                 Alpiq Holding AG                                                      3,799      282,184             0.0%
                  ALSO Holding AG                                                      14,011    1,761,630             0.0%
                  ams AG                                                              217,282   13,978,499             0.1%
                  APG SGA SA                                                            2,892    1,383,326             0.0%
*                 Arbonia AG                                                          162,857    3,028,651             0.0%
#                 Aryzta AG                                                           266,804    8,662,014             0.1%
#                 Ascom Holding AG                                                    138,303    2,613,363             0.0%
                  Autoneum Holding AG                                                  13,865    4,097,523             0.0%
                  Bachem Holding AG Class B                                             8,585    1,023,594             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
SWITZERLAND -- (Continued)
                  Baloise Holding AG                                                  157,761 $23,133,365             0.1%
                  Bank Coop AG                                                          6,491     283,110             0.0%
                  Banque Cantonale de Geneve                                            3,192     497,147             0.0%
                  Banque Cantonale Vaudoise                                            11,728   8,496,850             0.1%
                  Barry Callebaut AG                                                    6,439   8,842,976             0.1%
                  Basler Kantonalbank                                                   5,575     396,403             0.0%
                  Belimo Holding AG                                                       900   3,367,576             0.0%
                  Bell AG                                                               2,708   1,163,371             0.0%
                  Bellevue Group AG                                                    32,514     558,582             0.0%
#                 Berner Kantonalbank AG                                                7,018   1,334,224             0.0%
                  BKW AG                                                               33,146   1,795,201             0.0%
                  Bobst Group SA                                                       39,347   3,985,969             0.0%
                  Bossard Holding AG Class A                                           27,272   5,433,787             0.0%
                  Bucher Industries AG                                                 33,640  10,845,542             0.1%
#                 Burckhardt Compression Holding AG                                    11,989   3,678,511             0.0%
                  Burkhalter Holding AG                                                 6,961   1,049,394             0.0%
                  Calida Holding AG                                                     6,165     244,396             0.0%
                  Carlo Gavazzi Holding AG                                                424     133,486             0.0%
                  Cembra Money Bank AG                                                 85,999   7,336,787             0.0%
                  Cham Paper Holding AG                                                     5       1,860             0.0%
                  Chocoladefabriken Lindt & Spruengli AG                                   43   2,858,709             0.0%
#                 Cie Financiere Richemont SA                                         355,126  29,673,789             0.2%
                  Cie Financiere Tradition SA                                           2,007     211,381             0.0%
                  Clariant AG                                                       1,141,868  23,124,793             0.1%
                  Coltene Holding AG                                                   11,871   1,013,980             0.0%
                  Conzzeta AG                                                           2,189   2,163,849             0.0%
                  COSMO Pharmaceuticals NV                                              4,650     754,206             0.0%
                  Credit Suisse Group AG                                            1,108,038  16,898,647             0.1%
                  Credit Suisse Group AG Sponsored ADR                                383,780   5,856,477             0.0%
                  Daetwyler Holding AG                                                 23,868   4,039,573             0.0%
                  DKSH Holding AG                                                      75,003   6,041,269             0.0%
                  dormakaba Holding AG                                                  7,475   6,404,742             0.0%
*                 Dottikon Es Holding AG                                                  113      75,430             0.0%
*                 Dufry AG                                                            116,556  19,098,490             0.1%
                  Edmond de Rothschild Suisse SA                                           10     168,346             0.0%
#                 EFG International AG                                                404,441   2,569,702             0.0%
                  Emmi AG                                                               8,985   6,560,377             0.0%
                  EMS-Chemie Holding AG                                                 8,963   5,616,333             0.0%
                  Energiedienst Holding AG                                              8,178     205,089             0.0%
#*                Evolva Holding SA                                                   108,136      59,806             0.0%
                  Feintool International Holding AG                                     5,586     710,130             0.0%
                  Flughafen Zuerich AG                                                 76,265  16,807,091             0.1%
                  Forbo Holding AG                                                      4,630   7,594,904             0.0%
#                 Galenica AG                                                          13,882  15,083,857             0.1%
                  GAM Holding AG                                                      694,541   8,899,933             0.1%
                  Geberit AG                                                           26,707  12,165,237             0.1%
                  Georg Fischer AG                                                     17,318  16,330,305             0.1%
                  Givaudan SA                                                           5,549  10,691,315             0.1%
                  Gurit Holding AG                                                      2,334   2,033,859             0.0%
                  Helvetia Holding AG                                                  26,712  14,833,047             0.1%
                  Hiag Immobilien Holding AG                                              226      27,913             0.0%
#                 HOCHDORF Holding AG                                                   3,579   1,097,309             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
SWITZERLAND -- (Continued)
                  Huber & Suhner AG                                                    25,941 $  1,746,826             0.0%
                  Implenia AG                                                          66,502    5,105,350             0.0%
                  Inficon Holding AG                                                    6,140    3,224,394             0.0%
                  Interroll Holding AG                                                  2,361    2,776,157             0.0%
                  Intershop Holding AG                                                  4,329    2,085,197             0.0%
                  Julius Baer Group, Ltd.                                             376,644   19,640,729             0.1%
                  Kardex AG                                                            30,650    3,375,101             0.0%
                  Komax Holding AG                                                     13,340    3,559,643             0.0%
                  Kudelski SA                                                         186,046    3,227,172             0.0%
                  Kuehne + Nagel International AG                                      24,719    3,738,385             0.0%
                  LafargeHolcim, Ltd.(7110753)                                        274,872   15,587,554             0.1%
                  LafargeHolcim, Ltd.(BZ3DNX4)                                        170,271    9,662,455             0.1%
*                 Lastminute.com NV                                                     8,648      124,354             0.0%
                  LEM Holding SA                                                        2,543    2,599,349             0.0%
                  Liechtensteinische Landesbank AG                                     19,354      956,957             0.0%
#*                LifeWatch AG                                                         11,192      160,265             0.0%
                  Logitech International SA(B18ZRK2)                                  342,549   11,448,397             0.1%
                  Logitech International SA(H50430232)                                159,615    5,296,026             0.0%
                  Lonza Group AG                                                      103,596   21,196,772             0.1%
                  Luzerner Kantonalbank AG                                              7,358    3,179,690             0.0%
                  MCH Group AG                                                             56        3,844             0.0%
                  Metall Zug AG Class B                                                   493    1,937,440             0.0%
#*                Meyer Burger Technology AG                                          318,317      262,376             0.0%
#                 Mikron Holding AG                                                    48,480      291,277             0.0%
                  Mobilezone Holding AG                                                62,772      959,100             0.0%
                  Mobimo Holding AG                                                    23,675    6,365,472             0.0%
                  Nestle SA                                                         2,417,067  186,163,615             0.9%
                  Novartis AG                                                         500,288   38,514,704             0.2%
                  Novartis AG Sponsored ADR                                           935,984   72,098,848             0.4%
#                 OC Oerlikon Corp. AG                                                999,045   12,002,768             0.1%
*                 Orascom Development Holding AG                                       15,666       87,261             0.0%
#                 Orell Fuessli Holding AG                                                522       67,630             0.0%
                  Orior AG                                                             18,100    1,388,361             0.0%
#                 Panalpina Welttransport Holding AG                                   20,317    2,687,342             0.0%
#                 Partners Group Holding AG                                            18,244   11,028,613             0.1%
                  Phoenix Mecano AG                                                     1,478      785,026             0.0%
                  Plazza AG Class A                                                     2,404      556,907             0.0%
                  PSP Swiss Property AG                                                84,413    7,568,067             0.0%
                  Rieter Holding AG                                                    15,515    3,443,240             0.0%
                  Roche Holding AG(7108918)                                             6,314    1,654,130             0.0%
                  Roche Holding AG(7110388)                                           169,071   44,239,842             0.2%
                  Romande Energie Holding SA                                              498      645,177             0.0%
#*                Schaffner Holding AG                                                  1,182      334,926             0.0%
                  Schindler Holding AG                                                  7,522    1,494,175             0.0%
*                 Schmolz + Bickenbach AG                                           1,962,424    1,797,707             0.0%
                  Schweiter Technologies AG                                             3,283    3,945,217             0.0%
                  SFS Group AG                                                          7,077      706,261             0.0%
                  SGS SA                                                                2,507    5,645,284             0.0%
                  Siegfried Holding AG                                                 17,258    4,933,617             0.0%
                  Sika AG                                                               4,302   27,456,924             0.1%
                  Sonova Holding AG                                                    85,930   12,706,426             0.1%
                  St Galler Kantonalbank AG                                             6,105    2,651,151             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                                     SHARES      VALUE++     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
SWITZERLAND -- (Continued)
                  Straumann Holding AG                                                 14,093 $    7,439,069             0.0%
                  Sulzer AG                                                            81,542      9,516,045             0.1%
                  Sunrise Communications Group AG                                     147,962     10,990,275             0.1%
#                 Swatch Group AG (The)(7184725)                                       40,848     16,341,999             0.1%
                  Swatch Group AG (The)(7184736)                                       65,715      5,098,095             0.0%
                  Swiss Life Holding AG                                                76,052     24,750,201             0.1%
                  Swiss Prime Site AG                                                  87,521      7,587,507             0.0%
                  Swiss Re AG                                                         271,435     23,609,226             0.1%
                  Swisscom AG                                                          18,979      8,276,406             0.1%
                  Swissquote Group Holding SA                                          35,532        978,862             0.0%
*                 Syngenta AG                                                          92,858     43,154,212             0.2%
                  Syngenta AG ADR                                                     186,904     17,387,679             0.1%
                  Tamedia AG                                                            3,689        543,164             0.0%
                  Tecan Group AG                                                       19,727      3,366,558             0.0%
                  Temenos Group AG                                                    107,910      9,340,238             0.1%
                  Thurgauer Kantonalbank                                                  468         43,885             0.0%
                  u-blox Holding AG                                                    16,966      3,760,092             0.0%
                  UBS Group AG(BRJL176)                                             1,560,287     26,635,404             0.1%
#*                UBS Group AG(H42097107)                                             402,830      6,852,138             0.0%
                  Valiant Holding AG                                                   50,944      5,847,783             0.0%
                  Valora Holding AG                                                    16,592      5,694,174             0.0%
                  Vaudoise Assurances Holding SA                                        3,144      1,637,288             0.0%
                  Vetropack Holding AG                                                    603      1,193,315             0.0%
*                 Von Roll Holding AG                                                  80,625         89,973             0.0%
                  Vontobel Holding AG                                                 126,581      7,463,278             0.0%
                  VP Bank AG                                                            1,980        227,972             0.0%
                  VZ Holding AG                                                         4,328      1,203,845             0.0%
                  Walliser Kantonalbank                                                 1,730        144,849             0.0%
#                 Walter Meier AG                                                       3,375        150,583             0.0%
                  Warteck Invest AG                                                        13         25,271             0.0%
                  Ypsomed Holding AG                                                    5,556      1,069,334             0.0%
                  Zehnder Group AG                                                     31,712      1,074,674             0.0%
                  Zug Estates Holding AG Class B                                          212        372,867             0.0%
                  Zuger Kantonalbank AG                                                   157        841,919             0.0%
                  Zurich Insurance Group AG                                           109,010     30,167,237             0.2%
                                                                                              -------------- ---------------
TOTAL SWITZERLAND                                                                              1,323,496,356             6.3%
                                                                                              -------------- ---------------
UNITED KINGDOM -- (15.0%)
                  3i Group P.L.C.                                                   1,892,007     19,444,203             0.1%
                  4imprint Group P.L.C.                                                 2,861         65,976             0.0%
                  888 Holdings P.L.C.                                               1,027,066      3,714,233             0.0%
                  A.G. Barr P.L.C.                                                    231,212      1,858,290             0.0%
                  AA P.L.C.                                                         1,418,498      4,801,780             0.0%
                  Aberdeen Asset Management P.L.C.                                  3,022,567     10,921,457             0.1%
                  Acacia Mining P.L.C.                                                783,012      4,013,423             0.0%
                  Acal P.L.C.                                                         133,195        443,338             0.0%
                  Admiral Group P.L.C.                                                263,267      6,855,650             0.0%
                  Aggreko P.L.C.                                                      896,231     10,301,689             0.1%
                  Air Partner P.L.C.                                                   28,290         43,980             0.0%
*                 Aldermore Group P.L.C.                                               56,936        190,654             0.0%
                  Alumasc Group P.L.C. (The)                                            8,807         21,616             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
                  Amec Foster Wheeler P.L.C.                                        1,018,823 $ 7,152,866             0.0%
*                 Anglo American P.L.C.                                             2,037,355  29,169,725             0.1%
                  Anglo Pacific Group P.L.C.                                          489,444     741,213             0.0%
                  Anglo-Eastern Plantations P.L.C.                                      8,036      76,578             0.0%
#                 Antofagasta P.L.C.                                                1,230,824  13,354,124             0.1%
                  Arrow Global Group P.L.C.                                           344,175   1,631,360             0.0%
#                 Ashmore Group P.L.C.                                              1,705,741   7,688,235             0.0%
                  Ashtead Group P.L.C.                                              1,005,461  21,211,131             0.1%
                  Associated British Foods P.L.C.                                     247,224   9,001,179             0.1%
                  AstraZeneca P.L.C.                                                    5,511     330,050             0.0%
#                 AstraZeneca P.L.C. Sponsored ADR                                  1,029,677  31,147,729             0.2%
                  Auto Trader Group P.L.C.                                          1,282,652   6,661,914             0.0%
                  AVEVA Group P.L.C.                                                  106,418   2,807,311             0.0%
                  Aviva P.L.C.                                                      4,260,959  28,976,248             0.1%
                  Avon Rubber P.L.C.                                                   15,166     206,020             0.0%
                  B&M European Value Retail SA                                      2,416,315  10,544,674             0.1%
                  Babcock International Group P.L.C.                                1,301,942  15,166,335             0.1%
                  BAE Systems P.L.C.                                                2,864,956  23,269,087             0.1%
                  Balfour Beatty P.L.C.                                             2,408,016   9,096,930             0.1%
                  Barclays P.L.C.                                                     233,484     639,374             0.0%
                  Barclays P.L.C. Sponsored ADR                                     2,742,928  29,651,052             0.2%
                  Barratt Developments P.L.C.                                       2,853,927  21,414,725             0.1%
                  BBA Aviation P.L.C.                                               3,430,132  13,837,216             0.1%
                  Beazley P.L.C.                                                    2,871,960  16,361,875             0.1%
                  Bellway P.L.C.                                                      829,581  30,574,599             0.2%
                  Berendsen P.L.C.                                                    771,074   8,371,874             0.0%
                  Berkeley Group Holdings P.L.C.                                      495,768  20,910,236             0.1%
                  BGEO Group P.L.C.                                                    71,031   3,305,742             0.0%
                  BHP Billiton P.L.C.                                               1,160,761  17,696,025             0.1%
                  BHP Billiton P.L.C. ADR                                             721,817  22,181,436             0.1%
                  Bloomsbury Publishing P.L.C.                                         58,768     130,334             0.0%
                  Bodycote P.L.C.                                                   1,120,907  12,103,784             0.1%
                  Booker Group P.L.C.                                               5,063,036  12,719,730             0.1%
                  Bovis Homes Group P.L.C.                                            857,191  10,221,106             0.1%
                  BP P.L.C.                                                         4,459,834  25,530,803             0.1%
                  BP P.L.C. Sponsored ADR                                           2,580,234  88,553,639             0.4%
                  Braemar Shipping Services P.L.C.                                     13,650      56,122             0.0%
                  Brewin Dolphin Holdings P.L.C.                                    1,115,726   4,719,926             0.0%
                  British American Tobacco P.L.C.                                     241,993  16,349,841             0.1%
#                 British American Tobacco P.L.C. Sponsored ADR                       287,714  19,576,061             0.1%
                  Britvic P.L.C.                                                      810,474   6,973,140             0.0%
                  BT Group P.L.C.                                                   1,441,822   5,687,907             0.0%
#                 BT Group P.L.C. Sponsored ADR                                       272,564   5,426,749             0.0%
*                 BTG P.L.C.                                                          523,016   4,607,206             0.0%
                  Bunzl P.L.C.                                                        260,578   8,123,280             0.0%
                  Burberry Group P.L.C.                                               430,042   8,987,132             0.1%
*                 Cairn Energy P.L.C.                                               2,333,333   5,869,121             0.0%
*                 Cambian Group P.L.C.                                                 31,731      64,597             0.0%
                  Cape P.L.C.                                                         406,099   1,264,870             0.0%
                  Capita P.L.C.                                                       309,173   2,228,431             0.0%
#                 Capital & Counties Properties P.L.C.                              2,033,324   8,315,367             0.0%
                  Carclo P.L.C.                                                        26,730      50,368             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
                  Card Factory P.L.C.                                                 118,263 $   496,509             0.0%
#                 Carillion P.L.C.                                                  2,003,504   5,770,851             0.0%
                  Carnival P.L.C.                                                      43,538   2,683,352             0.0%
                  Carnival P.L.C. ADR                                                 137,838   8,481,172             0.0%
*                 Carpetright P.L.C.                                                    1,362       3,974             0.0%
                  Carr's Group P.L.C.                                                  26,720      49,213             0.0%
                  Castings P.L.C.                                                      57,646     353,999             0.0%
                  Centamin P.L.C.                                                   6,196,334  14,196,725             0.1%
                  Centaur Media P.L.C.                                                 79,311      46,925             0.0%
                  Centrica P.L.C.                                                   4,684,758  12,004,449             0.1%
                  Charles Stanley Group P.L.C.                                          6,583      26,849             0.0%
                  Charles Taylor P.L.C.                                                16,780      50,559             0.0%
                  Chemring Group P.L.C.                                               801,352   1,954,823             0.0%
                  Chesnara P.L.C.                                                     219,083   1,085,349             0.0%
                  Cineworld Group P.L.C.                                            1,125,708  10,263,961             0.1%
*                 Circassia Pharmaceuticals P.L.C.                                     22,758      29,305             0.0%
#                 Clarkson P.L.C.                                                      11,883     440,612             0.0%
                  Clipper Logistics P.L.C.                                              2,050      10,289             0.0%
                  Close Brothers Group P.L.C.                                         720,370  15,782,859             0.1%
                  CLS Holdings P.L.C.                                                   6,303     158,343             0.0%
#                 Cobham P.L.C.                                                     5,055,042   8,673,570             0.1%
                  Coca-Cola HBC AG                                                    415,356  11,523,245             0.1%
                  Communisis P.L.C.                                                   778,665     533,753             0.0%
                  Compass Group P.L.C.                                                781,154  15,772,118             0.1%
                  Computacenter P.L.C.                                                287,949   3,058,556             0.0%
                  Connect Group P.L.C.                                                338,316     552,365             0.0%
                  Consort Medical P.L.C.                                               83,154   1,120,067             0.0%
                  Costain Group P.L.C.                                                385,120   2,423,465             0.0%
                  Countrywide P.L.C.                                                   82,670     181,601             0.0%
                  Cranswick P.L.C.                                                    176,864   6,142,674             0.0%
                  Crest Nicholson Holdings P.L.C.                                     611,294   4,781,531             0.0%
                  Croda International P.L.C.                                          234,315  11,421,246             0.1%
                  Daejan Holdings P.L.C.                                                6,744     592,626             0.0%
                  Daily Mail & General Trust P.L.C. Class A                           958,964   8,885,717             0.1%
#                 Dairy Crest Group P.L.C.                                            525,343   3,906,125             0.0%
                  DCC P.L.C.                                                          162,305  14,986,590             0.1%
                  De La Rue P.L.C.                                                    373,747   3,304,026             0.0%
                  Debenhams P.L.C.                                                  4,592,504   3,045,815             0.0%
                  Dechra Pharmaceuticals P.L.C.                                       225,489   4,941,222             0.0%
                  Devro P.L.C.                                                        601,156   1,543,595             0.0%
                  Diageo P.L.C.                                                       196,561   5,721,331             0.0%
#                 Diageo P.L.C. Sponsored ADR                                         156,081  18,328,592             0.1%
*                 Dialight P.L.C.                                                      13,416     172,438             0.0%
                  Dignity P.L.C.                                                      159,875   5,162,095             0.0%
                  Diploma P.L.C.                                                      490,006   7,035,942             0.0%
                  Direct Line Insurance Group P.L.C.                                5,368,506  24,259,669             0.1%
                  Dixons Carphone P.L.C.                                            2,370,883  10,299,142             0.1%
                  Domino's Pizza Group P.L.C.                                       1,075,826   4,603,351             0.0%
                  Drax Group P.L.C.                                                 1,364,521   5,708,196             0.0%
                  DS Smith P.L.C.                                                   3,209,876  17,946,244             0.1%
                  Dunelm Group P.L.C.                                                 139,540   1,096,728             0.0%
                  Dyson Group P.L.C                                                     3,999          67             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
                  easyJet P.L.C.                                                      610,309 $ 9,231,735             0.1%
*                 EI Group P.L.C.                                                   2,575,260   4,664,551             0.0%
                  Electrocomponents P.L.C.                                          1,728,656  11,618,693             0.1%
                  Elementis P.L.C.                                                  2,396,764   9,442,815             0.1%
#*                EnQuest P.L.C.                                                    5,559,431   2,747,486             0.0%
                  Entertainment One, Ltd.                                              19,170      61,404             0.0%
                  Equiniti Group P.L.C.                                                12,178      34,864             0.0%
                  Essentra P.L.C.                                                     771,490   5,407,909             0.0%
                  esure Group P.L.C.                                                  955,427   3,035,417             0.0%
                  Euromoney Institutional Investor P.L.C.                              74,315   1,006,407             0.0%
*                 Evraz P.L.C.                                                      1,217,869   3,410,444             0.0%
                  Experian P.L.C.                                                     686,452  14,767,472             0.1%
                  FDM Group Holdings P.L.C.                                             2,919      30,258             0.0%
                  Fenner P.L.C.                                                       683,380   2,982,854             0.0%
                  Ferrexpo P.L.C.                                                     798,779   1,634,797             0.0%
                  Fidessa Group P.L.C.                                                106,494   3,262,165             0.0%
*                 Findel P.L.C.                                                        63,044     163,331             0.0%
*                 Firstgroup P.L.C.                                                 3,684,380   6,517,630             0.0%
*                 Flybe Group P.L.C.                                                  101,453      52,728             0.0%
                  Foxtons Group P.L.C.                                                110,414     146,398             0.0%
                  Fresnillo P.L.C.                                                    207,353   3,898,683             0.0%
                  Fuller Smith & Turner P.L.C. Class A                                 42,501     558,198             0.0%
*                 Future P.L.C.                                                        24,077      54,238             0.0%
                  G4S P.L.C.                                                        4,130,830  16,310,690             0.1%
                  Galliford Try P.L.C.                                                346,096   6,450,343             0.0%
                  Games Workshop Group P.L.C.                                          12,423     156,879             0.0%
                  Gem Diamonds, Ltd.                                                  377,713     429,657             0.0%
                  Genus P.L.C.                                                        151,710   3,369,776             0.0%
                  GKN P.L.C.                                                        4,539,067  21,094,208             0.1%
                  GlaxoSmithKline P.L.C.                                              104,177   2,096,858             0.0%
#                 GlaxoSmithKline P.L.C. Sponsored ADR                                637,756  26,084,220             0.1%
*                 Glencore P.L.C.                                                   9,379,540  36,862,891             0.2%
                  Go-Ahead Group P.L.C.                                               117,225   2,656,518             0.0%
*                 Gocompare.Com Group P.L.C.                                          613,019     731,351             0.0%
                  Goodwin P.L.C.                                                           40         834             0.0%
                  Grafton Group P.L.C.                                                416,569   4,030,382             0.0%
                  Grainger P.L.C.                                                   1,209,409   3,912,341             0.0%
                  Greencore Group P.L.C.                                            2,904,772   8,574,987             0.0%
                  Greene King P.L.C.                                                1,140,473  11,098,554             0.1%
                  Greggs P.L.C.                                                       480,935   6,700,110             0.0%
                  Gulf Marine Services P.L.C.                                           2,822       2,617             0.0%
                  GVC Holdings P.L.C.                                                 587,563   5,681,800             0.0%
                  Halfords Group P.L.C.                                               905,198   4,380,804             0.0%
                  Halma P.L.C.                                                      1,396,475  19,045,769             0.1%
                  Hargreaves Lansdown P.L.C.                                          305,977   5,462,592             0.0%
                  Harvey Nash Group P.L.C.                                             28,747      27,478             0.0%
                  Hastings Group Holdings P.L.C.                                       84,113     329,219             0.0%
                  Hays P.L.C.                                                       9,298,138  20,633,424             0.1%
                  Headlam Group P.L.C.                                                120,800   1,003,079             0.0%
                  Helical P.L.C.                                                      459,427   1,970,287             0.0%
#                 Henderson Group P.L.C.                                            3,197,095   9,562,812             0.1%
                  Henry Boot P.L.C.                                                    54,535     177,408             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
UNITED KINGDOM -- (Continued)
#                 Hikma Pharmaceuticals P.L.C.                                        314,409 $  7,888,905             0.0%
                  Hill & Smith Holdings P.L.C.                                        335,825    5,781,257             0.0%
                  Hilton Food Group P.L.C.                                              1,517       15,145             0.0%
                  Hiscox, Ltd.                                                      1,276,937   18,726,036             0.1%
#                 Hochschild Mining P.L.C.                                            816,146    2,684,956             0.0%
                  Hogg Robinson Group P.L.C.                                          159,073      144,844             0.0%
                  HomeServe P.L.C.                                                    904,023    7,843,578             0.0%
                  Howden Joinery Group P.L.C.                                       1,429,374    8,570,901             0.0%
                  HSBC Holdings P.L.C.                                                568,160    4,685,228             0.0%
#                 HSBC Holdings P.L.C. Sponsored ADR                                2,608,732  107,401,496             0.5%
                  Hunting P.L.C.                                                      563,528    4,099,669             0.0%
                  Huntsworth P.L.C.                                                   265,818      162,678             0.0%
                  Ibstock P.L.C.                                                      174,325      517,284             0.0%
                  IG Group Holdings P.L.C.                                          1,392,633    9,805,683             0.1%
*                 Imagination Technologies Group P.L.C.                               458,171      597,665             0.0%
                  IMI P.L.C.                                                        1,243,616   20,596,437             0.1%
                  Imperial Brands P.L.C.                                              378,719   18,547,124             0.1%
#                 Imperial Brands P.L.C. Sponsored ADR                                 25,186    1,252,298             0.0%
                  Inchcape P.L.C.                                                   2,374,617   26,269,191             0.1%
                  Indivior P.L.C.                                                   1,639,286    7,115,315             0.0%
                  Informa P.L.C.                                                    2,361,112   19,631,870             0.1%
                  Inmarsat P.L.C.                                                   1,434,337   15,169,384             0.1%
                  InterContinental Hotels Group P.L.C.                                118,316    6,271,011             0.0%
#                 InterContinental Hotels Group P.L.C. ADR                             85,602    4,518,930             0.0%
                  Intermediate Capital Group P.L.C.                                   387,632    3,923,494             0.0%
                  International Consolidated Airlines Group SA                      1,443,614   10,466,427             0.1%
                  International Personal Finance P.L.C.                                58,355      121,377             0.0%
                  Interserve P.L.C.                                                   459,858    1,374,741             0.0%
                  Intertek Group P.L.C.                                               327,922   17,258,929             0.1%
                  Investec P.L.C.                                                   1,607,274   11,907,454             0.1%
*                 IP Group P.L.C.                                                     247,554      448,389             0.0%
                  ITE Group P.L.C.                                                    965,496    2,214,949             0.0%
                  ITV P.L.C.                                                        2,944,191    8,007,094             0.0%
                  IWG P.L.C.                                                        3,316,739   13,950,574             0.1%
                  J D Wetherspoon P.L.C.                                              667,694    8,602,751             0.0%
                  J Sainsbury P.L.C.                                                7,207,543   25,698,174             0.1%
*                 Jackpotjoy P.L.C.                                                   166,000    1,221,717             0.0%
                  James Fisher & Sons P.L.C.                                          125,163    2,602,029             0.0%
                  Jardine Lloyd Thompson Group P.L.C.                                 337,854    4,797,405             0.0%
                  JD Sports Fashion P.L.C.                                          1,088,120    6,274,531             0.0%
                  John Laing Group P.L.C.                                              10,901       40,573             0.0%
                  John Menzies P.L.C.                                                 368,307    3,300,981             0.0%
                  John Wood Group P.L.C.                                            1,140,003   11,206,312             0.1%
                  Johnson Matthey P.L.C.                                              561,180   21,646,614             0.1%
                  JRP Group P.L.C.                                                    236,481      380,532             0.0%
                  Jupiter Fund Management P.L.C.                                    3,051,695   18,771,646             0.1%
*                 Just Eat P.L.C.                                                     510,726    3,817,881             0.0%
*                 KAZ Minerals P.L.C.                                               1,323,791    8,633,931             0.0%
                  KCOM Group P.L.C.                                                 1,462,157    1,674,414             0.0%
                  Keller Group P.L.C.                                                 227,521    2,730,737             0.0%
                  Kier Group P.L.C.                                                   301,836    5,231,772             0.0%
                  Kingfisher P.L.C.                                                 3,808,703   16,849,476             0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
UNITED KINGDOM -- (Continued)
                  Ladbrokes Coral Group P.L.C                                        3,826,563 $ 6,487,035             0.0%
#                 Laird P.L.C.                                                       1,465,514   2,845,911             0.0%
*                 Lamprell P.L.C.                                                      633,715     869,955             0.0%
                  Lancashire Holdings, Ltd.                                            701,762   6,198,334             0.0%
                  Laura Ashley Holdings P.L.C.                                         224,765      40,736             0.0%
                  Legal & General Group P.L.C.                                      11,131,544  35,477,048             0.2%
*                 Liberty Global P.L.C. Class A                                        115,018   4,073,938             0.0%
*                 Liberty Global P.L.C. Series C                                       281,606   9,746,384             0.1%
*                 Liberty Global P.L.C. LiLAC Class A                                   15,722     337,551             0.0%
*                 Liberty Global P.L.C. LiLAC Class C                                   38,496     840,753             0.0%
                  Lloyds Banking Group P.L.C.                                       47,201,041  42,411,317             0.2%
#                 Lloyds Banking Group P.L.C. ADR                                    1,209,083   4,425,244             0.0%
                  London Stock Exchange Group P.L.C.                                   342,457  15,005,269             0.1%
#*                Lonmin P.L.C.                                                        629,053     896,271             0.0%
                  Lookers P.L.C.                                                       805,600   1,354,506             0.0%
                  Low & Bonar P.L.C.                                                   135,064     153,808             0.0%
                  LSL Property Services P.L.C.                                          21,370      56,955             0.0%
                  Man Group P.L.C.                                                   5,060,826  10,071,646             0.1%
                  Management Consulting Group P.L.C.                                   265,588      27,562             0.0%
                  Marks & Spencer Group P.L.C.                                       6,302,962  29,914,762             0.2%
                  Marshalls P.L.C.                                                     620,163   3,089,453             0.0%
                  Marston's P.L.C.                                                   2,988,448   5,532,957             0.0%
                  McBride P.L.C.                                                       684,466   1,710,943             0.0%
                  Mears Group P.L.C.                                                   162,355   1,094,514             0.0%
#                 Mediclinic International P.L.C.                                      209,016   2,222,109             0.0%
                  Meggitt P.L.C.                                                     2,105,958  12,611,666             0.1%
                  Melrose Industries P.L.C.                                          7,330,065  22,438,771             0.1%
                  Merlin Entertainments P.L.C.                                         974,298   6,377,066             0.0%
                  Micro Focus International P.L.C.                                     534,048  17,893,236             0.1%
                  Millennium & Copthorne Hotels P.L.C.                                 449,339   2,621,623             0.0%
                  Mitchells & Butlers P.L.C.                                           808,395   2,777,945             0.0%
#                 Mitie Group P.L.C.                                                 1,861,879   5,052,171             0.0%
                  MJ Gleeson P.L.C.                                                     19,478     169,403             0.0%
                  Mondi P.L.C.                                                         690,162  17,855,475             0.1%
                  Moneysupermarket.com Group P.L.C.                                  1,421,830   6,369,472             0.0%
                  Morgan Advanced Materials P.L.C.                                     966,181   4,177,303             0.0%
                  Morgan Sindall Group P.L.C.                                           56,361     774,228             0.0%
*                 Mothercare P.L.C.                                                    359,921     584,681             0.0%
                  N Brown Group P.L.C.                                                 473,332   1,462,422             0.0%
                  National Express Group P.L.C.                                      1,674,410   7,750,186             0.0%
                  National Grid P.L.C.                                                  14,459     187,219             0.0%
                  National Grid P.L.C. Sponsored ADR                                   167,434  10,861,442             0.1%
#                 NCC Group P.L.C.                                                      95,153     175,287             0.0%
*                 New World Resources P.L.C. Class A                                    46,188          25             0.0%
                  NEX Group P.L.C.                                                     991,061   7,911,254             0.0%
                  Next P.L.C.                                                           86,719   4,834,030             0.0%
                  Northgate P.L.C.                                                     689,334   4,814,682             0.0%
                  Novae Group P.L.C.                                                   100,933     814,583             0.0%
#*                Ocado Group P.L.C.                                                   831,506   2,703,092             0.0%
                  Old Mutual P.L.C.                                                  6,153,477  15,454,983             0.1%
                  On the Beach Group P.L.C.                                             36,389     158,223             0.0%
                  OneSavings Bank P.L.C.                                               359,316   2,041,679             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                                                      SHARES      VALUE++   OF NET ASSETS**
                                                                                    ----------- ----------- ---------------
UNITED KINGDOM -- (Continued)
*                 Ophir Energy P.L.C.                                                 2,861,026 $ 3,182,457             0.0%
                  Oxford Instruments P.L.C.                                             107,641   1,379,543             0.0%
                  Pagegroup P.L.C.                                                    1,617,909  10,482,277             0.1%
                  Paragon Group of Cos. P.L.C. (The)                                    397,582   2,408,850             0.0%
                  PayPoint P.L.C.                                                        80,309   1,056,951             0.0%
*                 Paysafe Group P.L.C.                                                1,855,634  10,907,400             0.1%
                  Pearson P.L.C.                                                        482,901   3,983,296             0.0%
                  Pearson P.L.C. Sponsored ADR                                          614,932   5,042,442             0.0%
                  Pendragon P.L.C.                                                      761,687     345,240             0.0%
                  Pennon Group P.L.C.                                                   887,894   9,850,401             0.1%
                  Persimmon P.L.C.                                                      858,661  25,908,465             0.1%
*                 Petra Diamonds, Ltd.                                                2,580,417   4,336,161             0.0%
                  Petrofac, Ltd.                                                      1,113,372  11,733,846             0.1%
*                 Petropavlovsk P.L.C.                                                2,013,653     201,480             0.0%
                  Pets at Home Group P.L.C.                                             181,725     441,551             0.0%
                  Phoenix Group Holdings                                                685,598   6,556,986             0.0%
                  Photo-Me International P.L.C.                                         978,213   2,201,572             0.0%
                  Playtech P.L.C.                                                     1,163,848  14,454,417             0.1%
                  Polypipe Group P.L.C.                                                 301,570   1,557,175             0.0%
*                 Premier Foods P.L.C.                                                3,967,093   2,200,126             0.0%
#*                Premier Oil P.L.C.                                                  2,827,688   2,277,626             0.0%
                  Provident Financial P.L.C.                                            360,189  14,950,462             0.1%
#                 Prudential P.L.C. ADR                                                 613,887  27,250,444             0.1%
*                 Punch Taverns P.L.C.                                                   44,189     100,290             0.0%
                  PZ Cussons P.L.C.                                                     799,009   3,466,967             0.0%
                  QinetiQ Group P.L.C.                                                3,583,149  13,635,539             0.1%
                  Randgold Resources, Ltd.                                              132,287  11,636,793             0.1%
                  Randgold Resources, Ltd. ADR                                           13,285   1,168,947             0.0%
                  Rank Group P.L.C.                                                     301,604     835,711             0.0%
                  Rathbone Brothers P.L.C.                                               53,425   1,628,557             0.0%
*                 Raven Russia, Ltd.                                                    151,029      96,428             0.0%
*                 REA Holdings P.L.C.                                                    11,361      52,127             0.0%
                  Reckitt Benckiser Group P.L.C.                                        174,960  16,120,367             0.1%
                  Redrow P.L.C.                                                       1,450,186  10,833,350             0.1%
                  RELX P.L.C.                                                           366,955   7,439,905             0.0%
                  RELX P.L.C. Sponsored ADR                                             184,656   3,783,600             0.0%
                  Renewi P.L.C.                                                       1,957,915   2,474,273             0.0%
                  Renishaw P.L.C.                                                       135,985   6,015,006             0.0%
                  Rentokil Initial P.L.C.                                             3,458,862  11,151,661             0.1%
                  Restaurant Group P.L.C. (The)                                       1,510,520   6,840,280             0.0%
                  Ricardo P.L.C.                                                         81,330     923,487             0.0%
                  Rightmove P.L.C.                                                      213,366  11,567,911             0.1%
                  Rio Tinto P.L.C.                                                      109,785   4,331,040             0.0%
#                 Rio Tinto P.L.C. Sponsored ADR                                        944,661  37,616,401             0.2%
                  RM P.L.C.                                                              27,965      64,391             0.0%
                  Robert Walters P.L.C.                                                  98,888     581,735             0.0%
                  Rolls-Royce Holdings P.L.C.(BYXYLJ2)                              234,156,509     303,279             0.0%
                  Rolls-Royce Holdings P.L.C.(B63H849)                                3,297,979  34,666,728             0.2%
                  Rotork P.L.C.                                                       4,259,967  13,570,554             0.1%
*                 Royal Bank of Scotland Group P.L.C.                                   477,326   1,638,747             0.0%
#*                Royal Bank of Scotland Group P.L.C. Sponsored ADR                     912,114   6,238,860             0.0%
                  Royal Dutch Shell P.L.C. Class A                                    1,305,000  33,888,789             0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
                  Royal Dutch Shell P.L.C. Sponsored ADR, Class A                   1,148,264 $59,927,898             0.3%
#                 Royal Dutch Shell P.L.C. Sponsored ADR, Class B                   1,245,058  67,382,539             0.3%
                  Royal Mail P.L.C.                                                 2,265,372  11,812,995             0.1%
                  RPC Group P.L.C.                                                  1,994,658  20,953,674             0.1%
                  RPS Group P.L.C.                                                    464,313   1,528,739             0.0%
                  RSA Insurance Group P.L.C.                                        2,236,525  17,254,606             0.1%
                  S&U P.L.C.                                                            2,442      64,972             0.0%
                  Saga P.L.C.                                                         579,137   1,572,033             0.0%
                  Sage Group P.L.C. (The)                                           1,633,182  14,176,181             0.1%
                  Savills P.L.C.                                                      688,989   8,289,437             0.0%
                  Schroders P.L.C.(0239581)                                            57,030   1,712,991             0.0%
                  Schroders P.L.C.(0240549)                                           140,497   5,801,714             0.0%
                  SDL P.L.C.                                                          160,255   1,249,639             0.0%
                  Senior P.L.C.                                                     1,389,112   3,859,297             0.0%
*                 Sepura P.L.C.                                                        12,081       2,386             0.0%
*                 Serco Group P.L.C.                                                1,416,957   2,120,433             0.0%
                  Severfield P.L.C.                                                   408,073     465,363             0.0%
                  Severn Trent P.L.C.                                                 299,129   9,004,651             0.1%
*                 Shawbrook Group P.L.C.                                               21,721      96,342             0.0%
                  Shire P.L.C.                                                        210,998  12,440,166             0.1%
                  Shire P.L.C. ADR                                                     27,906   4,938,246             0.0%
                  SIG P.L.C.                                                        2,743,230   4,255,719             0.0%
                  Sky P.L.C.                                                          692,472   8,895,699             0.1%
                  Sky P.L.C. Sponsored ADR                                              3,466     177,390             0.0%
                  Smith & Nephew P.L.C.                                               493,284   8,104,250             0.0%
                  Smith & Nephew P.L.C. Sponsored ADR                                 114,228   3,796,922             0.0%
                  Smiths Group P.L.C.                                               1,047,807  22,274,753             0.1%
                  Soco International P.L.C.                                           713,445   1,352,294             0.0%
                  Softcat P.L.C.                                                        7,921      42,280             0.0%
                  Spectris P.L.C.                                                     488,841  17,478,757             0.1%
                  Speedy Hire P.L.C.                                                1,082,917     773,181             0.0%
                  Spirax-Sarco Engineering P.L.C.                                     210,354  14,164,217             0.1%
                  Spire Healthcare Group P.L.C.                                        10,400      45,556             0.0%
                  Spirent Communications P.L.C.                                     1,895,400   2,878,240             0.0%
*                 Sportech P.L.C.                                                      87,812     115,858             0.0%
#*                Sports Direct International P.L.C.                                  492,487   1,955,678             0.0%
                  SSE P.L.C.                                                        1,523,000  27,435,850             0.1%
                  SSP Group P.L.C.                                                    917,634   5,288,222             0.0%
                  St. Ives P.L.C.                                                      89,975      61,564             0.0%
                  St. James's Place P.L.C.                                          1,026,751  15,260,949             0.1%
                  St. Modwen Properties P.L.C.                                        774,733   3,668,591             0.0%
                  Stagecoach Group P.L.C.                                             893,429   2,356,573             0.0%
*                 Standard Chartered P.L.C.                                         2,704,014  25,270,078             0.1%
                  Standard Life P.L.C.                                              2,554,720  12,024,235             0.1%
                  Sthree P.L.C.                                                       101,766     427,924             0.0%
                  Stobart Group, Ltd.                                                 112,353     325,416             0.0%
                  STV Group P.L.C.                                                     56,141     269,385             0.0%
                  SuperGroup P.L.C.                                                   338,283   6,984,083             0.0%
                  Synthomer P.L.C.                                                  1,441,959   9,240,788             0.1%
                  T Clarke P.L.C.                                                      26,802      26,910             0.0%
#                 TalkTalk Telecom Group P.L.C.                                     1,526,914   3,819,745             0.0%
                  Tarsus Group P.L.C.                                                   4,986      19,044             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE++   OF NET ASSETS**
                                                                                  ---------- ----------- ---------------
UNITED KINGDOM -- (Continued)
                Tate & Lyle P.L.C.                                                 2,725,196 $26,725,277             0.1%
                Taylor Wimpey P.L.C.                                               9,019,842  23,363,980             0.1%
                Ted Baker P.L.C.                                                      68,282   2,469,607             0.0%
                Telecom Plus P.L.C.                                                  229,071   3,722,924             0.0%
*               Tesco P.L.C.                                                      11,587,266  27,499,035             0.1%
                Thomas Cook Group P.L.C.                                           7,891,072   9,782,776             0.1%
                Topps Tiles P.L.C.                                                   140,807     189,170             0.0%
                TP ICAP P.L.C.                                                     1,527,322   9,075,600             0.1%
                Travis Perkins P.L.C.                                                636,672  13,278,389             0.1%
                Trifast P.L.C.                                                        84,628     247,070             0.0%
                Trinity Mirror P.L.C.                                              1,396,064   1,985,847             0.0%
                TT Electronics P.L.C.                                                393,735   1,050,895             0.0%
                TUI AG(5666292)                                                      561,525   8,141,168             0.0%
                TUI AG(B11LJN4)                                                      340,866   4,958,944             0.0%
#*              Tullow Oil P.L.C.                                                  5,571,847  15,116,483             0.1%
                U & I Group P.L.C.                                                   325,169     800,533             0.0%
                UBM P.L.C.                                                         1,529,961  14,071,623             0.1%
                UDG Healthcare P.L.C.                                                917,906   8,890,351             0.1%
                Ultra Electronics Holdings P.L.C.                                    454,351  12,298,045             0.1%
                Unilever P.L.C.                                                       63,007   3,241,603             0.0%
                Unilever P.L.C. Sponsored ADR                                        301,419  15,474,851             0.1%
                Unite Group P.L.C. (The)                                             293,249   2,457,979             0.0%
                United Utilities Group P.L.C.                                        610,655   7,695,608             0.0%
*               Vectura Group P.L.C.                                               1,088,576   1,989,941             0.0%
                Vedanta Resources P.L.C.                                             290,790   2,602,510             0.0%
                Vesuvius P.L.C.                                                    1,095,437   7,531,283             0.0%
                Victrex P.L.C.                                                       475,997  11,806,904             0.1%
                Virgin Money Holdings UK P.L.C.                                      423,729   1,741,766             0.0%
                Vitec Group P.L.C. (The)                                              23,420     258,559             0.0%
                Vodafone Group P.L.C.                                              6,992,011  18,008,899             0.1%
#               Vodafone Group P.L.C. Sponsored ADR                                1,397,631  36,603,949             0.2%
*               Volex P.L.C.                                                          24,880      13,372             0.0%
                Volution Group P.L.C.                                                  4,868      12,353             0.0%
                Vp P.L.C.                                                             13,881     151,218             0.0%
                Weir Group P.L.C. (The)                                              501,098  12,910,923             0.1%
                WH Smith P.L.C.                                                      276,642   6,335,989             0.0%
                Whitbread P.L.C.                                                     182,464   9,533,209             0.1%
                William Hill P.L.C.                                                3,800,685  14,440,473             0.1%
                Wilmington P.L.C.                                                    137,652     430,152             0.0%
                Wincanton P.L.C.                                                     169,607     607,145             0.0%
*               Wizz Air Holdings P.L.C.                                               2,007      45,915             0.0%
                WM Morrison Supermarkets P.L.C.                                    6,821,166  21,189,265             0.1%
                Wolseley P.L.C.                                                      250,972  15,951,052             0.1%
#               Wolseley P.L.C. ADR                                                   53,693     344,175             0.0%
                Worldpay Group P.L.C.                                              2,224,968   8,640,792             0.0%
                WPP P.L.C.                                                           454,102   9,723,911             0.1%
#               WPP P.L.C. Sponsored ADR                                             130,599  13,987,153             0.1%
                WS Atkins P.L.C.                                                     332,052   9,237,223             0.1%
                Xaar P.L.C.                                                          115,874     563,816             0.0%
                XP Power, Ltd.                                                         5,091     174,379             0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                PERCENTAGE
                                                                                     SHARES       VALUE++     OF NET ASSETS**
                                                                                    --------- --------------- ---------------
UNITED KINGDOM -- (Continued)
                  ZPG P.L.C.                                                          174,202 $       834,504             0.0%
                                                                                              --------------- ---------------
TOTAL UNITED KINGDOM                                                                            3,420,837,680            16.3%
                                                                                              --------------- ---------------
UNITED STATES -- (0.0%)
                  Sapiens International Corp. NV                                       37,049         456,565             0.0%
*                 TechnipFMC P.L.C.(BYW2H44)                                           21,272         639,503             0.0%
*                 TechnipFMC P.L.C.(G87110105)                                              1             112             0.0%
                                                                                              --------------- ---------------
TOTAL UNITED STATES                                                                                 1,096,180             0.0%
                                                                                              --------------- ---------------
TOTAL COMMON STOCKS                                                                            20,597,524,752            98.0%
                                                                                              --------------- ---------------
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
                  Bayerische Motoren Werke AG                                          79,772       6,560,232             0.1%
                  Biotest AG                                                           46,560         998,838             0.0%
                  Draegerwerk AG & Co. KGaA                                            18,559       2,031,267             0.0%
                  Fuchs Petrolub SE                                                   112,858       5,821,131             0.0%
                  Henkel AG & Co. KGaA                                                 31,058       4,225,864             0.0%
                  Jungheinrich AG                                                     221,690       7,719,285             0.1%
                  Porsche Automobil Holding SE                                        215,884      12,634,663             0.1%
#                 Sartorius AG                                                         65,389       5,986,492             0.0%
                  Schaeffler AG                                                       116,825       2,014,945             0.0%
                  Sixt SE                                                              59,277       2,648,276             0.0%
                  STO SE & Co. KGaA                                                     2,706         310,812             0.0%
#                 Villeroy & Boch AG                                                   26,497         557,003             0.0%
                  Volkswagen AG                                                       298,637      47,407,640             0.2%
                                                                                              --------------- ---------------
TOTAL GERMANY                                                                                      98,916,448             0.5%
                                                                                              --------------- ---------------
UNITED KINGDOM -- (0.0%)
                  McBride P.L.C                                                     9,582,524          12,411             0.0%
                                                                                              --------------- ---------------
TOTAL PREFERRED STOCKS                                                                             98,928,859             0.5%
                                                                                              --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*                 Centrebet International, Ltd. Claim Units Rights                     22,005              --             0.0%
*                 Centrebet International, Ltd. Litigation Rights                      22,005              --             0.0%
*                 TPG Telecom, Ltd. Rights 5/12/17                                     38,424              --             0.0%
                                                                                              --------------- ---------------
TOTAL AUSTRALIA                                                                                            --             0.0%
                                                                                              --------------- ---------------
AUSTRIA -- (0.0%)
*                 Intercell AG Rights 5/16/13                                          29,444              --             0.0%
                                                                                              --------------- ---------------
CANADA -- (0.0%)
*                 QLT, Inc. Warrants 11/23/17                                          59,679              --             0.0%
*                 QLT, Inc. Warrants 11/23/17 Class A                                  59,679              --             0.0%
                                                                                              --------------- ---------------
TOTAL CANADA                                                                                               --             0.0%
                                                                                              --------------- ---------------
FRANCE -- (0.0%)
*                 Maurel et prom Rights 12/31/00                                      595,343              --             0.0%
                                                                                              --------------- ---------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                                      SHARES        VALUE++     OF NET ASSETS**
                                                                                    ----------- --------------- ---------------
HONG KONG -- (0.0%)
*                 International Standard Resources Holdings, Ltd. Warrants 5/10/18    1,752,750 $            --             0.0%
                                                                                                --------------- ---------------
ITALY -- (0.0%)
#*                d'Amico International Shipping SA Rights 5/18/17                      512,424          25,788             0.0%
                                                                                                --------------- ---------------
UNITED KINGDOM -- (0.0%)
*                 Cobham P.L.C. Rights 5/4/17                                         2,022,017       1,492,782             0.0%
                                                                                                --------------- ---------------
TOTAL RIGHTS/WARRANTS                                                                                 1,518,570             0.0%
                                                                                                --------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                      20,697,972,181
                                                                                                ---------------

                                                                                                    VALUE+
                                                                                                ---------------
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@              DFA Short Term Investment Fund                                    179,696,811   2,079,631,191             9.9%
                                                                                                --------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $20,359,776,803)                                            $22,777,603,372           108.4%
                                                                                                =============== ===============

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ------------------------------------------------------
                                                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                                                  -------------- --------------- ------- ---------------
Common Stocks
   Australia                                                      $   36,599,605 $ 1,201,890,753      -- $ 1,238,490,358
   Austria                                                                58,737     132,254,143      --     132,312,880
   Belgium                                                             7,221,705     264,104,525      --     271,326,230
   Canada                                                          1,758,421,395          30,108      --   1,758,451,503
   China                                                                      --       1,513,491      --       1,513,491
   Denmark                                                            23,025,546     365,344,253      --     388,369,799
   Finland                                                             4,812,269     360,006,932      --     364,819,201
   France                                                             74,753,385   1,462,144,264      --   1,536,897,649
   Germany                                                            84,939,307   1,398,269,718      --   1,483,209,025
   Hong Kong                                                           1,069,708     644,923,233      --     645,992,941
   Ireland                                                            21,979,811      90,382,662      --     112,362,473
   Israel                                                             25,398,528     123,649,839      --     149,048,367
   Italy                                                              14,515,421     581,611,480      --     596,126,901
   Japan                                                             107,870,081   4,790,353,473      --   4,898,223,554
   Netherlands                                                        69,358,485     498,182,224      --     567,540,709
   New Zealand                                                           159,402      79,779,967      --      79,939,369
   Norway                                                             11,959,568     165,521,892      --     177,481,460
   Portugal                                                              237,810      53,389,855      --      53,627,665
   Singapore                                                                  --     239,010,084      --     239,010,084
   Spain                                                              31,443,782     497,290,340      --     528,734,122
   Sweden                                                              3,425,338     625,191,417      --     628,616,755
   Switzerland                                                       145,766,070   1,177,730,286      --   1,323,496,356
   United Kingdom                                                    676,622,503   2,744,215,177      --   3,420,837,680
   United States                                                             112       1,096,068      --       1,096,180
Preferred Stocks
   Germany                                                                    --      98,916,448      --      98,916,448
   United Kingdom                                                             --          12,411      --          12,411
Rights/Warrants
   Italy                                                                      --          25,788      --          25,788
   United Kingdom                                                             --       1,492,782      --       1,492,782
Securities Lending Collateral                                                 --   2,079,631,191      --   2,079,631,191
Futures Contracts**                                                    1,156,615              --      --       1,156,615
                                                                  -------------- --------------- ------- ---------------
TOTAL                                                             $3,100,795,183 $19,677,964,804      -- $22,778,759,987
                                                                  ============== =============== ======= ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
COMMON STOCKS -- (95.9%)
AUSTRALIA -- (18.3%)
                  Abacus Property Group                                              4,362,497 $ 11,268,098             0.2%
                  ALE Property Group                                                 1,181,723    4,184,584             0.1%
                  Arena REIT                                                           144,094      229,726             0.0%
                  Aspen Group                                                          772,353      610,090             0.0%
                  Astro Japan Property Group                                           414,937    2,071,425             0.1%
                  BWP Trust                                                          6,234,761   13,628,952             0.3%
                  Carindale Property Trust                                             101,523      617,340             0.0%
                  Centuria Industrial REIT                                             791,399    1,451,615             0.0%
                  Charter Hall Group                                                 4,852,208   20,601,001             0.4%
#                 Charter Hall Retail REIT                                           4,288,655   14,355,313             0.3%
                  Cromwell Property Group                                           15,349,343   11,145,781             0.2%
                  Dexus Property Group                                              11,710,255   89,418,831             1.9%
                  Folkestone Education Trust                                         1,765,461    3,834,098             0.1%
*                 Galileo Japan Trust                                                   85,441        5,118             0.0%
                  GDI Property Group                                                   353,778      278,266             0.0%
                  Generation Healthcare REIT                                            21,003       35,699             0.0%
                  Goodman Group                                                     21,220,425  128,844,037             2.7%
                  GPT Group (The)                                                   38,018,670      720,592             0.0%
#                 Growthpoint Properties Australia, Ltd.                             1,559,228    3,815,879             0.1%
                  Hotel Property Investments                                           265,771      588,634             0.0%
#                 Ingenia Communities Group                                          1,560,526    3,198,070             0.1%
                  Investa Office Fund                                                7,519,794   26,734,530             0.6%
                  Mirvac Group                                                       3,520,290    5,979,216             0.1%
*                 New South Resources, Ltd.                                          2,382,506    2,656,819             0.1%
                  Scentre Group                                                     58,558,424  188,938,843             4.0%
                  Shopping Centres Australasia Property Group                       10,074,591   17,428,167             0.4%
                  Stockland                                                         29,284,761  106,284,493             2.2%
                  Vicinity Centres                                                  39,802,744   85,791,549             1.8%
#                 Westfield Corp.                                                   22,271,419  151,456,139             3.2%
                                                                                               ------------ ---------------
TOTAL AUSTRALIA                                                                                 896,172,905            18.9%
                                                                                               ------------ ---------------
BELGIUM -- (1.9%)
                  Aedifica SA                                                          183,394   14,416,915             0.3%
                  Ascencio                                                               2,103      139,158             0.0%
                  Befimmo SA                                                           294,609   17,193,020             0.4%
#                 Care Property Invest                                                  11,748      258,478             0.0%
                  Cofinimmo SA                                                         245,183   29,674,025             0.6%
                  Intervest Offices & Warehouses NV                                    127,922    3,315,701             0.1%
#                 Leasinvest Real Estate SCA                                            18,428    2,095,085             0.0%
                  Montea SCA                                                            14,136      718,805             0.0%
#                 Retail Estates NV                                                     47,825    3,907,694             0.1%
                  Warehouses De Pauw CVA                                               212,571   20,341,288             0.4%
                  Wereldhave Belgium NV                                                 20,876    2,273,642             0.1%
                                                                                               ------------ ---------------
TOTAL BELGIUM                                                                                    94,333,811             2.0%
                                                                                               ------------ ---------------
CANADA -- (5.1%)
                  Agellan Commercial REIT                                               80,600      677,842             0.0%
                  Allied Properties REIT                                               515,184   13,824,541             0.3%
                  Artis REIT                                                           992,097    9,869,731             0.2%
#                 Boardwalk REIT                                                       299,859   10,115,752             0.2%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
CANADA -- (Continued)
                  Brookfield Canada Office Properties                                   82,395 $  1,962,921             0.1%
#                 BTB REIT                                                             308,505    1,091,593             0.0%
#                 Canadian Apartment Properties REIT                                   807,500   20,035,914             0.4%
                  Canadian REIT                                                        472,749   17,101,458             0.4%
                  Chartwell Retirement Residences                                      257,136    2,927,287             0.1%
                  Choice Properties REIT                                                75,200      766,296             0.0%
                  Cominar REIT                                                       1,052,805   10,913,293             0.2%
#                 Crombie REIT                                                         617,745    6,561,886             0.1%
                  CT REIT                                                               44,835      481,179             0.0%
                  Dream Global REIT                                                  1,100,637    7,982,350             0.2%
                  Dream Industrial REIT                                                251,545    1,555,284             0.0%
#                 Dream Office REIT                                                    670,064    9,537,631             0.2%
#                 Granite REIT                                                         306,907   11,007,777             0.2%
                  H&R REIT                                                           1,684,870   28,586,202             0.6%
                  Inovalis Real Estate Investment Trust                                  6,800       48,221             0.0%
                  InterRent REIT                                                       391,990    2,259,962             0.1%
                  Killam Apartment REIT                                                318,075    2,994,223             0.1%
                  Milestone Apartments REIT                                            211,100    3,479,543             0.1%
                  Morguard North American Residential REIT                             211,252    2,341,484             0.1%
                  Morguard REIT                                                        352,381    3,949,620             0.1%
#                 Northview Apartment REIT                                             381,424    6,356,834             0.1%
                  NorthWest Healthcare Properties REIT                                 669,531    5,282,480             0.1%
                  OneREIT                                                              636,012    1,742,562             0.0%
                  Partners REIT                                                        130,878      337,490             0.0%
                  Plaza Retail REIT                                                     86,617      304,575             0.0%
                  Pure Industrial Real Estate Trust                                  1,947,845    9,317,921             0.2%
                  RioCan REIT                                                        1,792,442   34,048,585             0.7%
#                 Slate Office REIT                                                    307,400    1,839,829             0.1%
#*                Slate Retail REIT                                                     78,559      861,528             0.0%
                  Smart REIT                                                           785,954   18,631,897             0.4%
                  Summit Industrial Income REIT                                         56,600      273,660             0.0%
                  True North Commercial REIT                                            80,600      366,082             0.0%
                  WPT Industrial REIT                                                   49,435      656,991             0.0%
                                                                                               ------------ ---------------
TOTAL CANADA                                                                                    250,092,424             5.3%
                                                                                               ------------ ---------------
CHINA -- (0.3%)
                  Spring REIT                                                        4,976,000    2,078,261             0.1%
                  Yuexiu REIT                                                       19,572,000   11,517,775             0.2%
                                                                                               ------------ ---------------
TOTAL CHINA                                                                                      13,596,036             0.3%
                                                                                               ------------ ---------------
FRANCE -- (6.0%)
#                 Acanthe Developpement SA                                             206,670      144,037             0.0%
                  Affine SA                                                             70,790    1,233,569             0.0%
                  Altarea SCA                                                            9,646    1,945,209             0.1%
                  ANF Immobilier                                                        54,736    1,188,922             0.0%
                  Argan SA                                                               8,639      291,841             0.0%
                  Cegereal SA                                                           15,742      644,743             0.0%
                  Fonciere Des Regions                                                 421,103   37,582,947             0.8%
#                 Gecina SA                                                            456,238   64,890,000             1.4%
#                 ICADE                                                                460,846   34,220,547             0.7%
#                 Klepierre                                                          2,536,495   99,557,112             2.1%
                  Mercialys SA                                                         768,716   14,976,221             0.3%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
FRANCE -- (Continued)
                  Terreis                                                                1,329 $     54,575             0.0%
                  Unibail-Rodamco SE                                                   154,462   37,933,182             0.8%
                                                                                               ------------ ---------------
TOTAL FRANCE                                                                                    294,662,905             6.2%
                                                                                               ------------ ---------------
GERMANY -- (2.4%)
                  Alstria Office REIT-AG                                             1,511,915   19,995,671             0.4%
                  GPT Group (The)                                                   21,837,047   85,777,635             1.8%
#                 Hamborner REIT AG                                                  1,181,472   12,401,063             0.3%
                                                                                               ------------ ---------------
TOTAL GERMANY                                                                                   118,174,369             2.5%
                                                                                               ------------ ---------------
GREECE -- (0.0%)
                  Grivalia Properties REIC AE                                           96,660      898,875             0.0%
                                                                                               ------------ ---------------
HONG KONG -- (4.7%)
                  Champion REIT                                                     27,957,012   18,177,800             0.4%
                  Fortune REIT                                                      13,746,000   15,969,979             0.3%
                  Link REIT                                                         25,235,805  181,394,237             3.8%
                  Prosperity REIT                                                   14,161,000    5,768,267             0.1%
#                 Regal REIT                                                         8,769,000    2,568,889             0.1%
                  Sunlight REIT                                                     11,529,000    7,155,702             0.2%
                                                                                               ------------ ---------------
TOTAL HONG KONG                                                                                 231,034,874             4.9%
                                                                                               ------------ ---------------
IRELAND -- (0.1%)
                  Green REIT P.L.C.                                                  1,583,321    2,353,877             0.0%
                  Hibernia REIT P.L.C.                                               1,701,717    2,362,767             0.1%
                  Irish Residential Properties REIT P.L.C.                             846,225    1,207,341             0.0%
                                                                                               ------------ ---------------
TOTAL IRELAND                                                                                     5,923,985             0.1%
                                                                                               ------------ ---------------
ITALY -- (0.3%)
#                 Beni Stabili SpA SIIQ                                             14,219,487    9,026,348             0.2%
#                 Immobiliare Grande Distribuzione SIIQ SpA                          5,314,505    4,756,576             0.1%
                                                                                               ------------ ---------------
TOTAL ITALY                                                                                      13,782,924             0.3%
                                                                                               ------------ ---------------
JAPAN -- (21.0%)
#                 Activia Properties, Inc.                                               4,456   21,230,528             0.5%
#                 Advance Residence Investment Corp.                                    15,716   41,372,199             0.9%
#                 AEON REIT Investment Corp.                                             8,317    9,092,831             0.2%
#                 Comforia Residential REIT, Inc.                                        5,208   11,533,361             0.2%
                  Daiwa House REIT Investment Corp.                                     14,803   37,424,445             0.8%
                  Daiwa Office Investment Corp.                                          3,915   19,074,517             0.4%
                  Frontier Real Estate Investment Corp.                                  5,902   25,761,492             0.5%
#                 Fukuoka REIT Corp.                                                     8,836   13,947,955             0.3%
#                 Global One Real Estate Investment Corp.                                2,588    8,916,028             0.2%
#                 GLP J-Reit                                                            28,026   31,584,493             0.7%
#                 Hankyu Reit, Inc.                                                      6,748    8,879,023             0.2%
#                 Heiwa Real Estate REIT, Inc.                                          11,555    8,750,180             0.2%
#                 Hoshino Resorts REIT, Inc.                                               650    3,300,427             0.1%
                  Hulic Reit, Inc.                                                         870    1,397,140             0.0%
#                 Ichigo Office REIT Investment                                         16,491    9,335,564             0.2%
#                 Industrial & Infrastructure Fund Investment Corp.                      4,532   19,999,108             0.4%
#                 Invesco Office J-Reit, Inc.                                            1,448    1,275,592             0.0%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                                                PERCENTAGE
                                                                                      SHARES      VALUE++     OF NET ASSETS**
                                                                                    ---------- -------------- ---------------
JAPAN -- (Continued)
                  Invincible Investment Corp.                                           37,851 $   14,498,047             0.3%
#                 Japan Excellent, Inc.                                                 16,271     19,043,679             0.4%
                  Japan Hotel REIT Investment Corp.                                     45,578     31,065,315             0.7%
                  Japan Logistics Fund, Inc.                                            11,052     23,581,145             0.5%
                  Japan Prime Realty Investment Corp.                                    9,848     36,973,481             0.8%
                  Japan Real Estate Investment Corp.                                    15,108     79,556,533             1.7%
#                 Japan Rental Housing Investments, Inc.                                21,756     15,635,283             0.3%
#                 Japan Retail Fund Investment Corp.                                    30,552     59,685,405             1.3%
#                 Kenedix Office Investment Corp.                                        5,365     30,397,526             0.6%
#                 Kenedix Residential Investment Corp.                                   4,848     12,450,018             0.3%
#                 Kenedix Retail REIT Corp.                                              3,487      7,595,388             0.2%
#                 MCUBS MidCity Investment Corp.                                         3,516     10,500,912             0.2%
#                 Mori Hills REIT Investment Corp.                                      19,574     25,433,170             0.5%
                  Mori Trust Sogo Reit, Inc.                                            13,576     21,204,195             0.4%
                  Nippon Accommodations Fund, Inc.                                       5,461     23,456,276             0.5%
                  Nippon Building Fund, Inc.                                            16,267     86,510,910             1.8%
#                 Nippon Prologis REIT, Inc.                                            11,416     24,123,758             0.5%
                  NIPPON REIT Investment Corp.                                           2,090      5,366,698             0.1%
#                 Nomura Real Estate Master Fund, Inc.                                  45,356     65,372,349             1.4%
#                 Orix JREIT, Inc.                                                      30,297     48,045,116             1.0%
#                 Premier Investment Corp.                                              17,243     18,544,959             0.4%
                  Sekisui House REIT, Inc.                                               4,859      6,200,642             0.1%
#                 Sekisui House SI Residential Investment Corp.                         14,294     15,074,393             0.3%
                  SIA Reit, Inc.                                                           671      1,152,012             0.0%
                  Starts Proceed Investment Corp.                                        2,463      3,149,302             0.1%
#                 Tokyu REIT, Inc.                                                      12,698     15,752,158             0.3%
#                 United Urban Investment Corp.                                         35,141     53,092,827             1.1%
                                                                                               -------------- ---------------
TOTAL JAPAN                                                                                     1,026,336,380            21.6%
                                                                                               -------------- ---------------
MALAYSIA -- (0.6%)
                  Amanahraya REIT                                                      294,900         63,498             0.0%
                  AmFirst REIT                                                       1,788,940        329,897             0.0%
#                 Axis REIT                                                          6,053,663      2,288,417             0.1%
                  Capitaland Malaysia Mall Trust                                    13,552,200      4,652,616             0.1%
                  Hektar REIT                                                          125,525         46,245             0.0%
                  IGB REIT                                                          14,101,900      5,520,561             0.1%
#                 KLCCP Stapled Group                                                3,518,600      6,345,360             0.1%
                  MRCB-Quill REIT                                                      914,300        269,567             0.0%
                  Pavilion REIT                                                      1,564,400        627,206             0.0%
                  Sunway REIT                                                       17,249,100      6,753,537             0.2%
                  Tower REIT                                                           434,900        120,143             0.0%
                  YTL Hospitality REIT                                               4,909,800      1,334,433             0.0%
                                                                                               -------------- ---------------
TOTAL MALAYSIA                                                                                     28,351,480             0.6%
                                                                                               -------------- ---------------
MEXICO -- (1.9%)
#                 Asesor de Activos Prisma SAPI de C.V.                              3,295,656      1,972,991             0.0%
#                 Concentradora Fibra Danhos S.A. de C.V.                            1,141,425      1,960,254             0.0%
#                 Concentradora Fibra Hotelera Mexicana S.A. de C.V.                 2,777,750      2,278,241             0.1%
#                 Fibra Shop Portafolios Inmobiliarios SAPI de C.V.                    888,075        633,084             0.0%
#                 Fibra Uno Administracion S.A. de C.V.                             30,974,520     53,984,622             1.1%
                  Macquarie Mexico Real Estate Management S.A. de C.V.              13,644,689     14,945,538             0.3%
#                 PLA Administradora Industrial S de RL de C.V.                      7,351,933     12,434,658             0.3%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
MEXICO -- (Continued)
#                 Prologis Property Mexico S.A. de C.V.                              1,556,989 $  2,652,429             0.1%
                                                                                               ------------ ---------------
TOTAL MEXICO                                                                                     90,861,817             1.9%
                                                                                               ------------ ---------------
NETHERLANDS -- (6.2%)
                  Eurocommercial Properties NV                                         478,174   18,579,737             0.4%
                  NSI NV                                                             1,230,584    5,194,972             0.1%
                  Unibail-Rodamco SE                                                   978,160  240,178,975             5.0%
#                 Vastned Retail NV                                                    258,504    9,655,420             0.2%
#                 Wereldhave NV                                                        612,390   28,198,004             0.6%
                                                                                               ------------ ---------------
TOTAL NETHERLANDS                                                                               301,807,108             6.3%
                                                                                               ------------ ---------------
NEW ZEALAND -- (0.9%)
                  Argosy Property, Ltd.                                              8,175,817    5,670,364             0.1%
#                 Goodman Property Trust                                            10,411,913    8,728,916             0.2%
                  Investore Property, Ltd.                                             321,182      290,609             0.0%
                  Kiwi Property Group, Ltd.                                         14,190,648   13,887,251             0.3%
                  NPT, Ltd.                                                             45,944       19,690             0.0%
#                 Precinct Properties New Zealand, Ltd.                              6,308,686    5,215,738             0.1%
#                 Property for Industry, Ltd.                                        1,618,886    1,813,518             0.1%
#                 Stride Stapled Group                                               1,452,704    1,748,237             0.0%
                  Vital Healthcare Property Trust                                    2,689,993    4,063,553             0.1%
                                                                                               ------------ ---------------
TOTAL NEW ZEALAND                                                                                41,437,876             0.9%
                                                                                               ------------ ---------------
SINGAPORE -- (7.4%)
                  AIMS AMP Capital Industrial REIT                                   4,967,891    4,959,908             0.1%
                  Ascendas Hospitality Trust                                         2,974,800    1,658,204             0.0%
                  Ascendas REIT                                                     27,808,000   50,966,492             1.1%
#                 Ascott Residence Trust                                            14,772,759   11,579,056             0.2%
#                 Cache Logistics Trust                                             11,662,100    7,217,815             0.2%
                  Cambridge Industrial Trust                                        13,243,931    5,556,517             0.1%
                  CapitaLand Commercial Trust                                       27,456,100   31,909,426             0.7%
                  CapitaLand Mall Trust                                             28,275,700   39,871,500             0.8%
#                 CapitaLand Retail China Trust                                      7,994,880    9,097,529             0.2%
#                 CDL Hospitality Trusts                                             9,856,800   10,939,612             0.2%
                  Far East Hospitality Trust                                         4,068,300    1,748,328             0.0%
                  First REIT                                                         5,402,826    5,216,872             0.1%
                  Frasers Centrepoint Trust                                          8,048,100   12,163,239             0.3%
                  Frasers Commercial Trust                                           8,398,805    8,057,521             0.2%
                  Frasers Hospitality Trust                                            463,500      242,000             0.0%
                  Keppel DC REIT                                                     3,761,088    3,333,587             0.1%
                  Keppel REIT                                                       23,516,626   17,837,912             0.4%
                  Lippo Malls Indonesia Retail Trust                                15,545,200    4,730,418             0.1%
#                 Mapletree Commercial Trust                                        22,421,937   25,601,257             0.5%
#                 Mapletree Greater China Commercial Trust                           9,293,700    7,114,704             0.2%
                  Mapletree Industrial Trust                                        17,009,758   21,790,740             0.5%
                  Mapletree Logistics Trust                                         20,850,355   16,866,081             0.4%
                  OUE Hospitality Trust                                              3,144,032    1,619,624             0.0%
#                 Parkway Life REIT                                                  4,711,100    8,637,375             0.2%
                  Sabana Shari'ah Compliant Industrial REIT                          7,709,284    2,509,221             0.1%
#                 Soilbuild Business Space REIT                                      2,137,600    1,016,831             0.0%
                  SPH REIT                                                           2,028,900    1,430,982             0.0%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
SINGAPORE -- (Continued)
#                 Starhill Global REIT                                              18,187,000 $ 10,020,000             0.2%
#                 Suntec REIT                                                       27,816,000   35,224,833             0.7%
                  Viva Industrial Trust                                                 87,500       51,030             0.0%
                                                                                               ------------ ---------------
TOTAL SINGAPORE                                                                                 358,968,614             7.6%
                                                                                               ------------ ---------------
SOUTH AFRICA -- (3.7%)
                  Arrowhead Properties, Ltd.                                         2,689,325    1,776,550             0.0%
                  Delta Property Fund, Ltd.                                            712,819      467,756             0.0%
                  Emira Property Fund, Ltd.                                          7,304,023    7,651,248             0.1%
                  Growthpoint Properties, Ltd.                                      26,707,715   51,185,224             1.1%
                  Hyprop Investments, Ltd.                                           2,714,694   25,067,284             0.5%
                  Investec Property Fund, Ltd.                                         832,768      984,991             0.0%
                  Octodec Investments, Ltd.                                             38,265       68,349             0.0%
                  Rebosis Property Fund, Ltd.                                        2,667,120    2,432,593             0.1%
                  Redefine Properties, Ltd.                                         57,986,898   47,727,586             1.0%
                  Resilient REIT, Ltd.                                               3,159,707   27,527,902             0.6%
                  SA Corporate Real Estate, Ltd.                                    23,450,630    9,639,941             0.2%
                  Texton Property Fund, Ltd.                                            75,868       47,086             0.0%
                  Tower Property Fund, Ltd.                                             53,426       31,204             0.0%
                  Vukile Property Fund, Ltd.                                         5,430,880    7,710,780             0.2%
                                                                                               ------------ ---------------
TOTAL SOUTH AFRICA                                                                              182,318,494             3.8%
                                                                                               ------------ ---------------
SPAIN -- (1.0%)
                  Hispania Activos Inmobiliarios Socimi SA                              93,485    1,411,446             0.0%
                  Merlin Properties Socimi SA                                        4,056,833   47,974,126             1.0%
                                                                                               ------------ ---------------
TOTAL SPAIN                                                                                      49,385,572             1.0%
                                                                                               ------------ ---------------
TAIWAN -- (0.2%)
                  Cathay No. 1 REIT                                                 10,681,000    5,325,792             0.1%
                  Cathay No. 2 REIT                                                  4,114,000    1,973,010             0.0%
                  Fubon No. 1 REIT                                                   1,271,000      620,258             0.0%
                  Fubon No. 2 REIT                                                   3,958,000    1,698,501             0.0%
                  Shin Kong No.1 REIT                                                4,867,000    2,272,826             0.1%
                                                                                               ------------ ---------------
TOTAL TAIWAN                                                                                     11,890,387             0.2%
                                                                                               ------------ ---------------
TURKEY -- (0.6%)
#                 AKIS Gayrimenkul Yatirimi A.S.                                     1,057,032      856,923             0.0%
#                 Alarko Gayrimenkul Yatirim Ortakligi A.S.                            106,397    1,324,878             0.0%
#                 Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.                    21,445,082   17,804,468             0.4%
#                 Halk Gayrimenkul Yatirim Ortakligi A.S.                            1,407,600      384,228             0.0%
#                 Is Gayrimenkul Yatirim Ortakligi A.S.                              6,936,888    2,714,261             0.1%
#*                Nurol Gayrimenkul Yatirim Ortakligi A.S.                             680,055      866,999             0.0%
#*                Sinpas Gayrimenkul Yatirim Ortakligi A.S.                          3,459,490      652,472             0.0%
#                 Torunlar Gayrimenkul Yatirim Ortakligi A.S.                        1,568,001    2,291,439             0.1%
#*                Vakif Gayrimenkul Yatirim Ortakligi A.S.                           1,074,815      816,961             0.0%
                                                                                               ------------ ---------------
TOTAL TURKEY                                                                                     27,712,629             0.6%
                                                                                               ------------ ---------------
UNITED KINGDOM -- (13.3%)
                  Assura P.L.C.                                                      4,521,389    3,589,103             0.1%
                  Big Yellow Group P.L.C.                                            1,682,497   16,868,671             0.4%
                  British Land Co. P.L.C. (The)                                     11,852,980  100,787,697             2.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                                                PERCENTAGE
                                                                                      SHARES      VALUE++     OF NET ASSETS**
                                                                                    ---------- -------------- ---------------
UNITED KINGDOM -- (Continued)
                  Capital & Regional P.L.C.                                            848,603 $      662,087             0.0%
                  Derwent London P.L.C.                                              1,296,652     49,427,864             1.0%
                  Great Portland Estates P.L.C.                                      4,219,977     37,811,444             0.8%
                  Hammerson P.L.C.                                                   9,766,520     74,307,342             1.6%
                  Hansteen Holdings P.L.C.                                           8,738,252     14,018,120             0.3%
#                 Intu Properties P.L.C.                                            11,626,258     41,524,417             0.9%
                  Land Securities Group P.L.C.                                       9,292,927    133,090,190             2.8%
                  Londonmetric Property P.L.C.                                       7,706,527     16,810,622             0.4%
                  McKay Securities P.L.C.                                              323,851        981,504             0.0%
                  Mucklow A & J Group P.L.C.                                           308,802      1,919,476             0.0%
#                 NewRiver REIT P.L.C.                                                 263,277      1,187,029             0.0%
#                 Primary Health Properties P.L.C.                                   4,590,566      6,733,003             0.1%
                  Redefine International P.L.C.                                      6,795,881      3,367,609             0.1%
                  Safestore Holdings P.L.C.                                          2,309,640     12,124,032             0.3%
                  Schroder REIT, Ltd.                                                  262,746        222,983             0.0%
                  Segro P.L.C.                                                      11,826,836     74,390,079             1.6%
                  Shaftesbury P.L.C.                                                 3,248,018     39,200,284             0.8%
                  Standard Life Investment Property Income Trust, Ltd.                 241,153        281,851             0.0%
                  Town Centre Securities P.L.C.                                         12,594         46,851             0.0%
                  Tritax Big Box REIT P.L.C.                                           712,765      1,292,589             0.0%
                  Unite Group P.L.C. (The)                                             375,287      3,145,612             0.1%
                  Workspace Group P.L.C.                                             1,353,042     15,153,204             0.3%
                                                                                               -------------- ---------------
TOTAL UNITED KINGDOM                                                                              648,943,663            13.7%
                                                                                               -------------- ---------------
TOTAL COMMON STOCKS                                                                             4,686,687,128            98.7%
                                                                                               -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
UNITED KINGDOM -- (0.0%)
                  Tritax Big Box REIT P.L.C.                                            61,967          3,210             0.0%
                                                                                               -------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                     4,686,690,338
                                                                                               --------------

                                                                                                  VALUE+
                                                                                               --------------
SECURITIES LENDING COLLATERAL -- (4.1%)
(S)@              DFA Short Term Investment Fund                                    17,302,487    200,241,680             4.2%
                                                                                               -------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,650,415,625)                                            $4,886,932,018           102.9%
                                                                                               ============== ===============

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  --------------------------------------------------
                                                                    LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                                  ------------ -------------- ------- --------------
Common Stocks
   Australia                                                                -- $  896,172,905      -- $  896,172,905
   Belgium                                                                  --     94,333,811      --     94,333,811
   Canada                                                         $250,092,424             --      --    250,092,424
   China                                                                    --     13,596,036      --     13,596,036
   France                                                                   --    294,662,905      --    294,662,905
   Germany                                                                  --    118,174,369      --    118,174,369
   Greece                                                                   --        898,875      --        898,875
   Hong Kong                                                                --    231,034,874      --    231,034,874
   Ireland                                                                  --      5,923,985      --      5,923,985
   Italy                                                                    --     13,782,924      --     13,782,924
   Japan                                                                    --  1,026,336,380      --  1,026,336,380
   Malaysia                                                                 --     28,351,480      --     28,351,480
   Mexico                                                           90,861,817             --      --     90,861,817
   Netherlands                                                              --    301,807,108      --    301,807,108
   New Zealand                                                              --     41,437,876      --     41,437,876
   Singapore                                                                --    358,968,614      --    358,968,614
   South Africa                                                             --    182,318,494      --    182,318,494
   Spain                                                                    --     49,385,572      --     49,385,572
   Taiwan                                                                   --     11,890,387      --     11,890,387
   Turkey                                                                   --     27,712,629      --     27,712,629
   United Kingdom                                                           --    648,943,663      --    648,943,663
RIGHTS/WARRANTS
   United Kingdom                                                           --          3,210      --          3,210
Securities Lending Collateral                                               --    200,241,680      --    200,241,680
Futures Contracts**                                                    248,637             --      --        248,637
                                                                  ------------ -------------- ------- --------------
TOTAL                                                             $341,202,878 $4,545,977,777      -- $4,887,180,655
                                                                  ============ ============== ======= ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
COMMON STOCKS -- (34.9%)
UNITED STATES -- (34.9%)
                  Acadia Realty Trust                                               205,567 $ 5,977,888             0.1%
#                 Agree Realty Corp.                                                 65,734   3,186,784             0.1%
                  Alexander's, Inc.                                                   5,864   2,549,726             0.1%
                  Alexandria Real Estate Equities, Inc.                             225,859  25,411,396             0.5%
                  American Assets Trust, Inc.                                        86,762   3,716,016             0.1%
                  American Campus Communities, Inc.                                 331,281  15,699,407             0.3%
#                 American Homes 4 Rent Class A                                     559,906  12,905,843             0.2%
                  Apartment Investment & Management Co. Class A                     389,828  17,051,077             0.3%
                  Apple Hospitality REIT, Inc.                                      474,985   8,896,469             0.2%
                  Ashford Hospitality Prime, Inc.                                    58,323     617,641             0.0%
                  Ashford Hospitality Trust, Inc.                                   240,698   1,504,363             0.0%
                  AvalonBay Communities, Inc.                                       339,061  64,367,340             1.2%
                  Bluerock Residential Growth REIT, Inc.                             37,655     469,181             0.0%
                  Boston Properties, Inc.                                           379,814  48,084,452             0.9%
                  Brandywine Realty Trust                                           428,596   7,273,274             0.1%
                  Brixmor Property Group, Inc.                                      756,959  14,949,940             0.3%
                  Camden Property Trust                                             217,559  17,911,632             0.3%
#                 Care Capital Properties, Inc.                                     224,411   6,029,910             0.1%
                  CareTrust REIT, Inc.                                              161,258   2,744,611             0.1%
#                 CBL & Associates Properties, Inc.                                 423,417   3,916,607             0.1%
                  Cedar Realty Trust, Inc.                                          168,409     906,040             0.0%
                  Chatham Lodging Trust                                              97,236   1,882,489             0.0%
                  Chesapeake Lodging Trust                                          152,651   3,558,295             0.1%
                  City Office REIT, Inc.                                             24,904     312,545             0.0%
#                 Colony Starwood Homes                                             179,296   6,198,263             0.1%
                  Columbia Property Trust, Inc.                                     282,668   6,360,030             0.1%
#                 CoreSite Realty Corp.                                              82,925   8,114,211             0.2%
                  Corporate Office Properties Trust                                 241,147   7,895,153             0.1%
#                 Cousins Properties, Inc.                                          950,353   8,068,497             0.1%
                  Crown Castle International Corp.                                   30,939   2,926,829             0.1%
                  CubeSmart                                                         440,797  11,169,796             0.2%
                  CyrusOne, Inc.                                                    193,428  10,568,906             0.2%
                  DCT Industrial Trust, Inc.                                        238,194  12,043,089             0.2%
                  DDR Corp.                                                         770,566   8,329,818             0.2%
                  DiamondRock Hospitality Co.                                       536,340   5,905,103             0.1%
#                 Digital Realty Trust, Inc.                                        393,694  45,211,819             0.8%
                  Douglas Emmett, Inc.                                              360,262  13,571,070             0.2%
                  Duke Realty Corp.                                                 882,749  24,478,630             0.4%
                  DuPont Fabros Technology, Inc.                                    188,948   9,740,269             0.2%
                  Easterly Government Properties, Inc.                               40,556     815,987             0.0%
#                 EastGroup Properties, Inc.                                         83,699   6,549,447             0.1%
#                 Education Realty Trust, Inc.                                      179,029   6,940,954             0.1%
#                 Empire State Realty Trust, Inc. Class A                           364,844   7,588,755             0.1%
                  EPR Properties                                                    158,395  11,516,900             0.2%
                  Equinix, Inc.                                                     189,336  79,085,647             1.4%
*                 Equity Commonwealth                                               288,280   9,222,077             0.2%
#                 Equity LifeStyle Properties, Inc.                                 203,333  16,451,673             0.3%
                  Equity Residential                                                905,209  58,458,397             1.1%
                  Essex Property Trust, Inc.                                        161,862  39,570,403             0.7%
                  Extra Space Storage, Inc.                                         312,604  23,610,980             0.4%
                  Federal Realty Investment Trust                                   179,184  23,453,394             0.4%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
UNITED STATES -- (Continued)
                  FelCor Lodging Trust, Inc.                                          325,157 $ 2,519,967             0.0%
                  First Industrial Realty Trust, Inc.                                 286,572   8,064,136             0.1%
                  First Potomac Realty Trust                                          136,411   1,500,521             0.0%
                  Forest City Realty Trust, Inc. Class A                              599,278  13,543,683             0.2%
                  Four Corners Property Trust, Inc.                                   138,367   3,228,102             0.1%
                  Franklin Street Properties Corp.                                    233,180   2,828,473             0.1%
                  Gaming and Leisure Properties, Inc.                                 490,010  17,052,348             0.3%
                  Getty Realty Corp.                                                   67,678   1,732,557             0.0%
                  GGP, Inc.                                                         1,417,759  30,637,772             0.6%
#                 Gladstone Commercial Corp.                                           63,661   1,419,640             0.0%
#                 Global Net Lease, Inc.                                               53,536   1,265,063             0.0%
#                 Government Properties Income Trust                                  175,769   3,747,395             0.1%
#                 Gramercy Property Trust                                             345,031   9,588,414             0.2%
                  HCP, Inc.                                                         1,156,484  36,255,773             0.7%
#                 Healthcare Realty Trust, Inc.                                       282,555   9,267,804             0.2%
                  Healthcare Trust of America, Inc. Class A                           346,848  11,060,983             0.2%
                  Hersha Hospitality Trust                                            104,597   1,928,769             0.0%
                  Highwoods Properties, Inc.                                          268,882  13,680,716             0.3%
#                 Hospitality Properties Trust                                        417,259  13,281,354             0.2%
#                 Host Hotels & Resorts, Inc.                                       1,825,161  32,761,640             0.6%
                  Hudson Pacific Properties, Inc.                                     376,306  12,929,874             0.2%
                  Independence Realty Trust, Inc.                                      90,423     831,893             0.0%
#                 Investors Real Estate Trust                                         307,617   1,818,016             0.0%
                  Iron Mountain, Inc.                                                 622,011  21,621,102             0.4%
#                 Kilroy Realty Corp.                                                 242,746  17,120,875             0.3%
#                 Kimco Realty Corp.                                                1,056,721  21,440,869             0.4%
                  Kite Realty Group Trust                                             203,655   4,146,416             0.1%
#                 LaSalle Hotel Properties                                            276,645   7,900,981             0.1%
                  Lexington Realty Trust                                              529,251   5,382,483             0.1%
                  Liberty Property Trust                                              364,940  14,805,616             0.3%
#                 Life Storage, Inc.                                                  113,754   8,917,176             0.2%
                  LTC Properties, Inc.                                                 98,109   4,693,535             0.1%
                  Macerich Co. (The)                                                  303,682  18,958,867             0.3%
#                 Mack-Cali Realty Corp.                                              223,849   6,055,115             0.1%
#                 Medical Properties Trust, Inc.                                      785,170  10,262,172             0.2%
                  Mid-America Apartment Communities, Inc.                             280,339  27,812,385             0.5%
                  Monmouth Real Estate Investment Corp.                               143,679   2,155,185             0.0%
#                 Monogram Residential Trust, Inc.                                    316,556   3,222,540             0.1%
                  National Health Investors, Inc.                                      97,675   7,146,880             0.1%
                  National Retail Properties, Inc.                                    368,450  15,555,959             0.3%
                  National Storage Affiliates Trust                                    99,161   2,429,444             0.0%
                  New Senior Investment Group, Inc.                                   186,025   1,938,381             0.0%
                  NexPoint Residential Trust, Inc.                                     15,805     379,478             0.0%
                  NorthStar Realty Europe Corp.                                        47,511     552,553             0.0%
#                 Omega Healthcare Investors, Inc.                                    488,455  16,119,015             0.3%
                  One Liberty Properties, Inc.                                         20,155     489,363             0.0%
#                 Paramount Group, Inc.                                               445,703   7,309,529             0.1%
                  Park Hotels & Resorts, Inc.                                         269,862   6,927,358             0.1%
                  Parkway, Inc.                                                       110,494   2,226,454             0.0%
#                 Pebblebrook Hotel Trust                                             192,543   5,730,080             0.1%
                  Pennsylvania REIT                                                   168,504   2,333,780             0.0%
                  Physicians Realty Trust                                             364,912   7,166,872             0.1%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                     SHARES      VALUE++     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
UNITED STATES -- (Continued)
#                 Piedmont Office Realty Trust, Inc. Class A                          353,604 $    7,726,247             0.1%
                  Prologis, Inc.                                                    1,307,447     71,138,191             1.3%
                  PS Business Parks, Inc.                                              48,546      5,900,281             0.1%
                  Public Storage                                                      364,123     76,240,074             1.4%
                  QTS Realty Trust, Inc. Class A                                      127,251      6,800,293             0.1%
*                 Quality Care Properties, Inc.                                       238,816      4,143,458             0.1%
                  Ramco-Gershenson Properties Trust                                   195,219      2,602,269             0.1%
                  Realty Income Corp.                                                 651,802     38,032,647             0.7%
                  Regency Centers Corp.                                               377,260     23,835,262             0.4%
                  Retail Opportunity Investments Corp.                                292,953      6,034,832             0.1%
#                 Retail Properties of America, Inc. Class A                          585,893      7,815,813             0.1%
                  Rexford Industrial Realty, Inc.                                     168,019      4,190,394             0.1%
                  RLJ Lodging Trust                                                   304,268      6,538,719             0.1%
#                 Ryman Hospitality Properties, Inc.                                  112,335      7,164,726             0.1%
#                 Sabra Health Care REIT, Inc.                                        165,566      4,501,740             0.1%
                  Saul Centers, Inc.                                                   22,996      1,380,910             0.0%
#                 Select Income REIT                                                  171,140      4,288,768             0.1%
                  Senior Housing Properties Trust                                     581,155     12,506,456             0.2%
#                 Seritage Growth Properties REIT Class A                              15,817        656,406             0.0%
                  Silver Bay Realty Trust Corp.                                        80,732      1,730,087             0.0%
                  Simon Property Group, Inc.                                          796,159    131,573,236             2.4%
#                 SL Green Realty Corp.                                               249,710     26,202,070             0.5%
                  Sotherly Hotels, Inc.                                                 6,273         40,273             0.0%
                  Spirit Realty Capital, Inc.                                       1,195,397     11,260,640             0.2%
                  STAG Industrial, Inc.                                               209,497      5,522,341             0.1%
                  STORE Capital Corp.                                                 420,648     10,091,346             0.2%
                  Summit Hotel Properties, Inc.                                       227,974      3,768,410             0.1%
                  Sun Communities, Inc.                                               173,919     14,541,368             0.3%
                  Sunstone Hotel Investors, Inc.                                      539,254      8,029,492             0.1%
#                 Tanger Factory Outlet Centers, Inc.                                 238,073      7,425,497             0.1%
                  Taubman Centers, Inc.                                               151,680      9,487,584             0.2%
                  Terreno Realty Corp.                                                114,011      3,520,660             0.1%
                  Tier REIT, Inc.                                                      20,740        359,009             0.0%
                  UDR, Inc.                                                           662,635     24,742,791             0.4%
                  UMH Properties, Inc.                                                 41,283        661,354             0.0%
                  Universal Health Realty Income Trust                                 23,754      1,656,842             0.0%
#                 Urban Edge Properties                                               236,478      6,030,189             0.1%
                  Urstadt Biddle Properties, Inc.                                       4,807         80,517             0.0%
                  Urstadt Biddle Properties, Inc. Class A                              51,613      1,014,712             0.0%
                  Ventas, Inc.                                                        873,893     55,937,891             1.0%
                  VEREIT, Inc.                                                      2,418,808     20,245,423             0.4%
                  Vornado Realty Trust                                                420,190     40,439,086             0.7%
#                 Washington Prime Group, Inc.                                        457,893      4,029,458             0.1%
#                 Washington REIT                                                     199,052      6,303,977             0.1%
                  Weingarten Realty Investors                                         300,529      9,848,335             0.2%
#                 Welltower, Inc.                                                     895,148     63,949,373             1.2%
                  Whitestone REIT                                                      70,037        878,264             0.0%
                  WP Carey, Inc.                                                      250,768     15,698,077             0.3%
                  Xenia Hotels & Resorts, Inc.                                        260,995      4,556,973             0.1%
TOTAL COMMON STOCKS                                                                            1,996,637,140            35.8%
                                                                                              -------------- ---------------

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                                                 PERCENTAGE
                                                                                      SHARES       VALUE++     OF NET ASSETS**
                                                                                    ----------- -------------- ---------------
AFFILIATED INVESTMENT COMPANIES -- (62.0%)
UNITED STATES -- (62.0%)
                  DFA International Real Estate Securities Portfolio of DFA
                    Investment Dimensions Group Inc.                                392,297,043 $1,957,562,246            35.1%
                  DFA Real Estate Securities Portfolio of DFA Investment
                    Dimensions Group Inc.                                            45,970,822  1,591,969,556            28.6%
                                                                                                -------------- ---------------
TOTAL UNITED STATES                                                                              3,549,531,802            63.7%
                                                                                                -------------- ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES                                             3,549,531,802            63.7%
                                                                                                -------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                      5,546,168,942
                                                                                                --------------

                                                                                                   VALUE+
                                                                                                --------------
SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@              DFA Short Term Investment Fund                                     15,098,658    174,736,767             3.1%
                                                                                                -------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $5,053,660,152)                                             $5,720,905,709           102.6%
                                                                                                ============== ===============

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  --------------------------------------------------
                                                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                                  -------------- ------------ ------- --------------
Common Stocks
   United States                                                  $1,996,637,140           --      -- $1,996,637,140
Affiliated Investment Companies
   United States                                                   3,549,531,802           --      --  3,549,531,802
Securities Lending Collateral                                                 -- $174,736,767      --    174,736,767
                                                                  -------------- ------------ ------- --------------
TOTAL                                                             $5,546,168,942 $174,736,767      -- $5,720,905,709
                                                                  ============== ============ ======= ==============

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
COMMON STOCKS -- (94.0%)
AUSTRALIA -- (6.3%)
*                 Alkane Resources, Ltd.                                               161,260 $    30,227             0.0%
                  ALS, Ltd.                                                          1,620,933   7,581,817             0.1%
#                 Alumina, Ltd.                                                     12,567,068  17,251,655             0.1%
                  AP Eagers, Ltd.                                                       18,156     109,287             0.0%
                  APN News & Media, Ltd.                                             1,832,599   3,415,426             0.0%
                  Ardent Leisure Group                                               2,451,362   3,722,053             0.0%
*                 Arrium, Ltd.                                                      40,069,546         210             0.0%
                  Ausdrill, Ltd.                                                     4,842,813   4,949,437             0.1%
                  Austal, Ltd.                                                       2,398,709   3,074,316             0.0%
#*                Australian Agricultural Co., Ltd.                                  9,463,495  12,209,699             0.1%
                  Australian Pharmaceutical Industries, Ltd.                         6,754,185  11,261,292             0.1%
                  Australian Vintage, Ltd.                                             207,737      66,844             0.0%
                  Automotive Holdings Group, Ltd.                                      578,876   1,615,348             0.0%
*                 Avanco Resources, Ltd.                                               268,930      22,100             0.0%
#                 AVJennings, Ltd.                                                     185,198      82,397             0.0%
*                 AWE, Ltd.                                                          3,668,818   1,247,217             0.0%
                  Bank of Queensland, Ltd.                                           1,632,711  14,608,060             0.1%
                  Beach Energy, Ltd.                                                33,629,909  18,464,935             0.1%
#*                Beadell Resources, Ltd.                                            4,505,229     773,928             0.0%
                  Bendigo & Adelaide Bank, Ltd.                                         92,295     849,363             0.0%
#*                Billabong International, Ltd.                                      1,804,937   1,506,095             0.0%
                  BlueScope Steel, Ltd.                                              6,590,807  57,583,469             0.4%
*                 Boart Longyear, Ltd.                                               1,902,852      62,712             0.0%
                  Boral, Ltd.                                                        7,223,308  33,296,163             0.2%
                  Breville Group, Ltd.                                                 299,599   2,400,020             0.0%
#                 Brickworks, Ltd.                                                     932,972  10,281,297             0.1%
#                 Cabcharge Australia, Ltd.                                          2,207,604   4,347,023             0.0%
                  Capral, Ltd.                                                          86,368      10,978             0.0%
#*                Cardno, Ltd.                                                       1,205,588   1,201,263             0.0%
                  Cedar Woods Properties, Ltd.                                         187,117     749,969             0.0%
                  Cleanaway Waste Management, Ltd.                                  38,190,407  36,265,173             0.3%
*                 Cooper Energy, Ltd.                                                7,668,755   1,947,173             0.0%
                  CSG, Ltd.                                                            262,207      94,243             0.0%
                  CSR, Ltd.                                                         11,283,736  41,376,248             0.3%
#                 Decmil Group, Ltd.                                                 2,597,438   1,523,076             0.0%
*                 Devine, Ltd.                                                         215,700      71,129             0.0%
                  Donaco International, Ltd.                                           116,723      42,475             0.0%
#*                Doray Minerals, Ltd.                                               1,656,706     368,107             0.0%
                  Downer EDI, Ltd.                                                  14,879,724  65,386,575             0.5%
                  Eclipx Group, Ltd.                                                   292,209     843,182             0.0%
*                 Emeco Holdings, Ltd.                                                 479,295      30,526             0.0%
#*                Energy Resources of Australia, Ltd.                                1,499,731     674,908             0.0%
#*                Energy World Corp., Ltd.                                           1,501,018     421,286             0.0%
#                 EQT Holdings, Ltd.                                                    20,242     265,749             0.0%
                  Estia Health, Ltd.                                                    12,162      27,873             0.0%
                  Event Hospitality and Entertainment, Ltd.                          1,434,005  13,952,255             0.1%
                  Evolution Mining, Ltd.                                            15,045,133  26,150,042             0.2%
                  Fairfax Media, Ltd.                                               41,033,070  32,529,770             0.2%
#*                Fleetwood Corp., Ltd.                                                282,908     424,036             0.0%
#                 FlexiGroup, Ltd.                                                   1,656,608   2,884,376             0.0%
                  Gateway Lifestyle                                                    529,027     843,871             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
AUSTRALIA -- (Continued)
#                 Genworth Mortgage Insurance Australia, Ltd.                        1,981,600 $ 4,873,134             0.0%
                  GrainCorp, Ltd. Class A                                            4,219,989  28,143,545             0.2%
                  Grange Resources, Ltd.                                               412,235      50,923             0.0%
#                 Greencross, Ltd.                                                      10,607      53,970             0.0%
                  GWA Group, Ltd.                                                        4,911      11,469             0.0%
                  HFA Holdings, Ltd.                                                 1,018,007   1,820,322             0.0%
*                 Hills, Ltd.                                                          376,866      54,996             0.0%
*                 Imdex, Ltd.                                                           14,389       6,666             0.0%
#                 IMF Bentham, Ltd.                                                  1,407,746   2,033,558             0.0%
                  Independence Group NL                                              1,559,901   3,821,644             0.0%
                  iSelect, Ltd.                                                        144,008     214,322             0.0%
#                 Japara Healthcare, Ltd.                                              902,031   1,397,330             0.0%
                  K&S Corp., Ltd.                                                      126,062     144,289             0.0%
#*                Karoon Gas Australia, Ltd.                                         1,731,740   1,913,494             0.0%
*                 Kingsgate Consolidated, Ltd.                                       2,489,663     421,910             0.0%
*                 Lemarne Corp., Ltd.                                                    5,585       1,861             0.0%
                  MACA, Ltd.                                                         2,852,235   3,543,049             0.0%
*                 Macmahon Holdings, Ltd.                                            4,023,278     466,816             0.0%
#                 Mantra Group, Ltd.                                                   658,149   1,388,560             0.0%
#                 MaxiTRANS Industries, Ltd.                                         4,059,977   2,077,849             0.0%
*                 Mayne Pharma Group, Ltd.                                             938,804     944,013             0.0%
                  McPherson's, Ltd.                                                  1,591,653   1,598,010             0.0%
#*                Medusa Mining, Ltd.                                                2,066,263     585,811             0.0%
                  Melbourne IT, Ltd.                                                   122,648     197,570             0.0%
#*                Metals X, Ltd.                                                     2,237,711   1,233,124             0.0%
#*                Metcash, Ltd.                                                     14,013,792  22,561,106             0.2%
                  Michael Hill International, Ltd.                                      13,999      12,715             0.0%
*                 Mincor Resources NL                                                1,613,590     217,563             0.0%
                  Mineral Resources, Ltd.                                            3,115,112  24,913,782             0.2%
#*                MMA Offshore, Ltd.                                                 2,641,490     435,512             0.0%
                  Money3 Corp., Ltd.                                                   724,696     751,121             0.0%
#*                Mount Gibson Iron, Ltd.                                            8,588,806   2,311,634             0.0%
#                 Myer Holdings, Ltd.                                               20,305,776  16,871,810             0.1%
                  MyState, Ltd.                                                        200,983     707,347             0.0%
                  New Hope Corp., Ltd.                                                 316,473     397,913             0.0%
#                 Nine Entertainment Co. Holdings, Ltd.                              2,267,225   2,087,653             0.0%
#*                NRW Holdings, Ltd.                                                 4,853,831   2,027,489             0.0%
                  Nufarm, Ltd.                                                       3,427,130  26,047,066             0.2%
                  OZ Minerals, Ltd.                                                  7,708,562  40,931,173             0.3%
                  Pacific Current Group, Ltd.                                            2,651      10,296             0.0%
#*                Paladin Energy, Ltd.                                               2,903,909     228,317             0.0%
*                 Panoramic Resources, Ltd.                                          1,584,112     330,804             0.0%
                  Peet, Ltd.                                                           919,042     853,268             0.0%
#*                Perseus Mining, Ltd.                                              17,130,880   3,783,707             0.0%
                  PMP, Ltd.                                                          4,861,985   2,418,410             0.0%
                  Premier Investments, Ltd.                                          1,262,353  12,379,257             0.1%
                  Primary Health Care, Ltd.                                         12,982,539  32,918,509             0.2%
                  Prime Media Group, Ltd.                                            1,542,230     346,960             0.0%
                  Programmed Maintenance Services, Ltd.                              1,171,489   1,507,837             0.0%
#                 Quintis, Ltd.                                                      5,342,275   4,802,791             0.0%
                  RCR Tomlinson, Ltd.                                                2,019,869   4,289,565             0.0%
*                 Regional Express Holdings, Ltd.                                       21,861      15,890             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
AUSTRALIA -- (Continued)
                  Reject Shop, Ltd. (The)                                                6,227 $     19,810             0.0%
                  Resolute Mining, Ltd.                                              3,705,762    3,440,753             0.0%
                  Retail Food Group, Ltd.                                               21,178       86,517             0.0%
#                 Ridley Corp., Ltd.                                                 6,977,105    7,471,762             0.1%
*                 Saracen Mineral Holdings, Ltd.                                       791,948      559,025             0.0%
#                 Select Harvests, Ltd.                                                456,296    1,857,402             0.0%
#*                Senex Energy, Ltd.                                                 2,008,652      479,057             0.0%
                  Service Stream, Ltd.                                               2,974,925    2,585,104             0.0%
#                 Seven Group Holdings, Ltd.                                         2,554,612   21,192,032             0.2%
                  Seven West Media, Ltd.                                            20,150,904   11,150,588             0.1%
                  Sigma Pharmaceuticals, Ltd.                                       15,162,419   14,195,374             0.1%
#*                Silver Lake Resources, Ltd.                                          666,838      238,368             0.0%
                  Sims Metal Management, Ltd.                                        3,389,894   31,121,017             0.2%
                  SMS Management & Technology, Ltd.                                    176,360      211,236             0.0%
                  Southern Cross Media Group, Ltd.                                  10,193,512    9,852,184             0.1%
                  Spotless Group Holdings, Ltd.                                      6,677,541    5,395,094             0.1%
                  Star Entertainment Grp, Ltd. (The)                                 3,015,806   12,561,542             0.1%
                  Sunland Group, Ltd.                                                4,829,649    6,247,728             0.1%
#                 Tassal Group, Ltd.                                                 3,352,119   11,191,281             0.1%
*                 Ten Network Holdings, Ltd.                                           249,515       50,487             0.0%
                  Tox Free Solutions, Ltd.                                             908,866    1,503,500             0.0%
                  Treasury Wine Estates, Ltd.                                        3,019,977   27,114,435             0.2%
*                 Troy Resources, Ltd.                                               4,024,702      395,822             0.0%
#                 Villa World, Ltd.                                                  1,385,178    2,406,204             0.0%
#                 Village Roadshow, Ltd.                                             2,388,242    6,487,067             0.1%
#*                Virgin Australia Holdings, Ltd.                                   25,431,330    3,525,789             0.0%
*                 Watpac, Ltd.                                                       1,757,924      965,882             0.0%
                  Webster, Ltd.                                                         63,484       65,070             0.0%
#*                Western Areas, Ltd.                                                  556,376      923,392             0.0%
*                 Westgold Resources, Ltd.                                             764,704    1,118,352             0.0%
#*                Whitehaven Coal, Ltd.                                             13,243,340   27,089,650             0.2%
*                 WorleyParsons, Ltd.                                                4,851,691   40,981,630             0.3%
                  WPP AUNZ, Ltd.                                                     6,120,794    5,338,144             0.1%
                                                                                               ------------ ---------------
TOTAL AUSTRALIA                                                                                 957,875,701             6.6%
                                                                                               ------------ ---------------
AUSTRIA -- (1.2%)
                  Agrana Beteiligungs AG                                                93,996    9,887,289             0.1%
#                 Austria Technologie & Systemtechnik AG                               461,364    4,984,693             0.0%
                  BUWOG AG                                                             117,740    3,179,694             0.0%
                  EVN AG                                                                86,036    1,139,489             0.0%
#                 Mayr Melnhof Karton AG                                                41,535    5,026,129             0.1%
                  Oberbank AG                                                           43,607    3,459,630             0.0%
                  POLYTEC Holding AG                                                    29,421      513,714             0.0%
*                 Raiffeisen Bank International AG                                   2,178,103   49,652,504             0.4%
                  Strabag SE                                                           360,706   14,751,569             0.1%
                  UBM Development AG                                                       396       14,815             0.0%
                  UNIQA Insurance Group AG                                           1,646,697   13,741,099             0.1%
                  Verbund AG                                                            66,940    1,111,334             0.0%
                  Vienna Insurance Group AG Wiener Versicherung Gruppe                 119,184    3,091,705             0.0%
                  Voestalpine AG                                                       244,790   10,205,134             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
AUSTRIA -- (Continued)
                  Wienerberger AG                                                   2,688,169 $ 62,936,242             0.4%
                                                                                              ------------ ---------------
TOTAL AUSTRIA                                                                                  183,695,040             1.3%
                                                                                              ------------ ---------------
BELGIUM -- (1.3%)
                  Ackermans & van Haaren NV                                           213,111   34,879,301             0.3%
*                 AGFA-Gevaert NV                                                   2,900,798   14,725,798             0.1%
                  Banque Nationale de Belgique                                          4,329   14,170,242             0.1%
                  Barco NV                                                            136,662   13,462,611             0.1%
                  Bekaert SA                                                          744,925   37,495,502             0.3%
                  Cie d'Entreprises CFE                                                21,865    3,186,630             0.0%
#*                Cie Immobiliere de Belgique SA                                       43,600    2,753,755             0.0%
                  D'ieteren SA                                                        385,355   18,801,474             0.1%
                  Deceuninck NV                                                     1,421,941    4,309,266             0.0%
                  Euronav NV                                                        2,049,376   16,267,749             0.1%
#                 Exmar NV                                                             34,926      224,313             0.0%
                  Gimv NV                                                             105,225    6,420,913             0.1%
                  Jensen-Group NV                                                      32,815    1,570,401             0.0%
#*                Nyrstar NV                                                          799,839    4,527,306             0.0%
                  RealDolmen                                                           34,782      970,515             0.0%
                  Recticel SA                                                         950,918    7,920,286             0.1%
#                 Roularta Media Group NV                                              31,767      939,534             0.0%
                  Sioen Industries NV                                                  93,504    3,114,872             0.0%
                  Sipef SA                                                             37,700    2,614,854             0.0%
*                 Tessenderlo Chemie NV                                               365,918   15,018,808             0.1%
                                                                                              ------------ ---------------
TOTAL BELGIUM                                                                                  203,374,130             1.4%
                                                                                              ------------ ---------------
CANADA -- (7.8%)
#*                5N Plus, Inc.                                                       411,018      587,147             0.0%
                  Acadian Timber Corp.                                                 11,617      153,781             0.0%
*                 Advantage Oil & Gas, Ltd.                                         5,863,441   36,897,519             0.3%
                  Aecon Group, Inc.                                                 1,612,445   19,124,197             0.1%
#*                Africa Oil Corp.                                                    787,913    1,223,674             0.0%
#                 AGF Management, Ltd. Class B                                      1,846,299    9,224,394             0.1%
                  AGT Food & Ingredients, Inc.                                         41,801      965,522             0.0%
                  AKITA Drilling, Ltd. Class A                                         10,400       66,283             0.0%
#*                Alacer Gold Corp.                                                 6,499,345   10,284,301             0.1%
                  Alamos Gold, Inc. Class A                                         3,671,490   26,277,761             0.2%
#                 Alaris Royalty Corp.                                                316,215    5,043,039             0.0%
                  Algoma Central Corp.                                                239,610    2,180,108             0.0%
*                 Argonaut Gold, Inc.                                               2,521,790    4,064,275             0.0%
#*                Asanko Gold, Inc.                                                   421,647    1,022,418             0.0%
#*                Athabasca Oil Corp.                                               6,583,853    6,655,959             0.1%
*                 ATS Automation Tooling Systems, Inc.                              1,253,765   11,958,551             0.1%
#*                AuRico Metals, Inc.                                                 852,539      693,248             0.0%
                  AutoCanada, Inc.                                                     82,376    1,416,936             0.0%
*                 B2Gold Corp.                                                      3,214,893    8,078,153             0.1%
#*                Ballard Power Systems, Inc.                                       1,371,109    4,489,841             0.0%
*                 Banro Corp.                                                         758,451       91,678             0.0%
#*                Baytex Energy Corp.                                               4,234,978   12,813,054             0.1%
#*                Bellatrix Exploration, Ltd.                                       1,110,045      829,454             0.0%
                  Birchcliff Energy, Ltd.                                           2,516,874   12,925,011             0.1%
#                 Black Diamond Group, Ltd.                                           722,124    2,047,266             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
CANADA -- (Continued)
#*                BlackPearl Resources, Inc.                                        2,870,351 $ 2,544,321             0.0%
                  Bonavista Energy Corp.                                            5,203,393  10,940,067             0.1%
#                 Bonterra Energy Corp.                                               187,054   2,652,918             0.0%
                  Boralex, Inc. Class A                                               258,212   3,951,539             0.0%
*                 Calfrac Well Services, Ltd.                                          41,600     105,749             0.0%
*                 Canaccord Genuity Group, Inc.                                     1,985,714   7,404,333             0.1%
#*                Canacol Energy, Ltd.                                                965,910   2,887,010             0.0%
#                 Canadian Western Bank                                             2,271,634  44,648,870             0.3%
#                 Canam Group, Inc.                                                   877,773   7,825,719             0.1%
*                 Canfor Corp.                                                        607,100   9,117,285             0.1%
#                 CanWel Building Materials Group, Ltd.                               433,097   1,878,271             0.0%
*                 Canyon Services Group, Inc.                                       1,282,918   5,949,138             0.1%
*                 Capstone Mining Corp.                                             6,366,516   4,943,780             0.0%
#                 Cardinal Energy, Ltd.                                                91,040     428,172             0.0%
                  Cascades, Inc.                                                    1,991,536  23,985,093             0.2%
*                 Celestica, Inc.                                                     239,604   3,414,013             0.0%
                  Centerra Gold, Inc.                                               4,709,750  24,324,191             0.2%
*                 Cequence Energy, Ltd.                                             2,079,809     373,285             0.0%
#                 Cervus Equipment Corp.                                               15,793     142,421             0.0%
                  Chesswood Group, Ltd.                                                 2,499      25,190             0.0%
#*                China Gold International Resources Corp., Ltd.                    3,990,809   5,934,832             0.1%
#                 Clarke, Inc.                                                          9,000      72,525             0.0%
*                 Continental Gold, Inc.                                              337,848     762,296             0.0%
#*                Copper Mountain Mining Corp.                                      1,625,763   1,071,892             0.0%
#                 Corus Entertainment, Inc. Class B                                 1,682,223  16,513,526             0.1%
                  Cott Corp.                                                          503,229   6,620,998             0.1%
*                 Crew Energy, Inc.                                                 5,839,523  17,582,096             0.1%
#*                Delphi Energy Corp.                                               4,199,280   4,122,219             0.0%
#*                Denison Mines Corp.                                               1,559,547     799,738             0.0%
*                 Detour Gold Corp.                                                     5,120      64,701             0.0%
                  DH Corp.                                                            231,599   4,307,753             0.0%
                  Dominion Diamond Corp.                                            2,095,673  25,469,554             0.2%
                  Dorel Industries, Inc. Class B                                      939,421  22,572,806             0.2%
*                 DREAM Unlimited Corp. Class A                                         8,400      40,614             0.0%
#*                Dundee Precious Metals, Inc.                                      1,994,806   3,989,466             0.0%
                  E-L Financial Corp., Ltd.                                             1,709   1,022,859             0.0%
                  ECN Capital Corp.                                                   175,128     477,254             0.0%
                  Eldorado Gold Corp.                                                   1,175       4,295             0.0%
#                 Enbridge Income Fund Holdings, Inc.                                 847,610  20,801,388             0.2%
                  Enerflex, Ltd.                                                    1,126,337  15,875,407             0.1%
                  Enerplus Corp.                                                      488,625   3,525,846             0.0%
                  Ensign Energy Services, Inc.                                      3,317,625  18,446,778             0.1%
#                 Equitable Group, Inc.                                               145,818   3,897,952             0.0%
*                 Essential Energy Services Trust                                   1,105,550     494,037             0.0%
                  Firm Capital Mortgage Investment Corp.                               22,105     211,164             0.0%
*                 First Majestic Silver Corp.                                         511,385   4,158,363             0.0%
*                 Fission Uranium Corp.                                               122,500      55,639             0.0%
*                 GASFRAC Energy Services, Inc.                                        42,951           4             0.0%
*                 Gear Energy, Ltd.                                                    32,000      19,926             0.0%
                  Genesis Land Development Corp.                                       29,263      68,599             0.0%
#                 Genworth MI Canada, Inc.                                          1,552,401  38,552,723             0.3%
#*                Golden Star Resources, Ltd.                                         564,955     405,594             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
CANADA -- (Continued)
*                 Gran Tierra Energy, Inc.                                           6,912,549 $17,419,998             0.1%
#                 Granite Oil Corp.                                                    512,448   1,937,095             0.0%
                  Guardian Capital Group, Ltd. Class A                                   9,493     188,393             0.0%
*                 Heroux-Devtek, Inc.                                                  314,125   2,770,642             0.0%
*                 HNZ Group, Inc.                                                       16,021     160,674             0.0%
#                 Home Capital Group, Inc.                                             836,103   4,924,558             0.0%
#                 Horizon North Logistics, Inc.                                      1,326,725   1,642,552             0.0%
                  HudBay Minerals, Inc.                                              5,712,186  34,104,477             0.2%
#                 Hudson's Bay Co.                                                     518,018   4,735,991             0.0%
*                 IAMGOLD Corp.                                                      7,325,623  30,267,400             0.2%
*                 Imperial Metals Corp.                                                    703       3,126             0.0%
*                 Indigo Books & Music, Inc.                                             3,842      45,033             0.0%
*                 Interfor Corp.                                                       776,530  11,468,331             0.1%
                  Intertape Polymer Group, Inc.                                        239,793   4,233,553             0.0%
*                 Ivanhoe Mines, Ltd. Class A                                          710,708   2,493,895             0.0%
*                 Kelt Exploration, Ltd.                                               368,330   1,813,253             0.0%
*                 Kingsway Financial Services, Inc.                                    230,255   1,288,706             0.0%
*                 Kinross Gold Corp.                                                    51,380     178,788             0.0%
*                 Kirkland Lake Gold, Ltd.                                             183,230   1,268,469             0.0%
*                 Knight Therapeutics, Inc.                                             13,400     104,153             0.0%
*                 Laramide Resources, Ltd.                                               5,000       1,868             0.0%
                  Laurentian Bank of Canada                                          1,182,799  48,384,672             0.3%
                  Linamar Corp.                                                         56,900   2,419,308             0.0%
#                 Liquor Stores N.A., Ltd.                                             751,185   5,536,003             0.0%
                  Lundin Mining Corp.                                                3,022,583  16,119,852             0.1%
*                 Major Drilling Group International, Inc.                             914,326   5,070,472             0.0%
                  Martinrea International, Inc.                                      1,274,180   9,726,351             0.1%
#*                MEG Energy Corp.                                                   3,734,577  16,907,575             0.1%
                  Melcor Developments, Ltd.                                             63,524     762,260             0.0%
#*                Merus Labs International, Inc.                                       192,688     149,628             0.0%
*                 Midas Gold Corp.                                                     351,200     200,678             0.0%
#*                NAPEC, Inc.                                                           29,200      24,600             0.0%
                  Nevsun Resources, Ltd.                                             4,026,392   8,937,378             0.1%
                  New Flyer Industries, Inc.                                            10,052     374,451             0.0%
*                 New Gold, Inc.                                                    11,382,167  32,269,138             0.2%
                  North American Energy Partners, Inc.                                 284,666   1,359,674             0.0%
#                 Northern Blizzard Resources, Inc.                                    517,340   1,280,985             0.0%
*                 Novelion Therapeutics, Inc.                                          152,526   1,553,142             0.0%
*                 NuVista Energy, Ltd.                                               1,489,984   6,712,869             0.1%
                  OceanaGold Corp.                                                   3,231,249  10,533,722             0.1%
#*                Painted Pony Petroleum, Ltd.                                       2,925,470  10,715,615             0.1%
                  Pan American Silver Corp.                                            450,198   7,549,198             0.1%
*                 Paramount Resources, Ltd. Class A                                    790,455  10,087,342             0.1%
*                 Parex Resources, Inc.                                                  1,795      22,289             0.0%
*                 Pengrowth Energy Corp.                                               903,157     866,734             0.0%
*                 Penn West Petroleum, Ltd.                                            900,909   1,352,964             0.0%
*                 PHX Energy Services Corp.                                            163,422     381,903             0.0%
*                 Pilot Gold, Inc.                                                     246,675      89,450             0.0%
                  Pizza Pizza Royalty Corp.                                              4,733      61,613             0.0%
*                 Platinum Group Metals, Ltd.                                          151,248     181,713             0.0%
                  Polaris Infrastructure, Inc.                                           8,400      84,428             0.0%
#*                Precision Drilling Corp.                                          11,731,771  46,667,533             0.3%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
CANADA -- (Continued)
*                 Pretium Resources, Inc.                                              67,900 $   673,006             0.0%
#*                Primero Mining Corp.                                              2,779,085   1,302,966             0.0%
#*                Pulse Seismic, Inc.                                                 587,356   1,105,824             0.0%
*                 Questerre Energy Corp. Class A                                      182,349      93,509             0.0%
#*                RB Energy, Inc.                                                     238,050         238             0.0%
                  Reitmans Canada, Ltd. Class A                                       497,608   1,997,650             0.0%
#*                RMP Energy, Inc.                                                  3,694,312   2,219,212             0.0%
                  Rocky Mountain Dealerships, Inc.                                    234,395   1,665,603             0.0%
*                 Royal Nickel Corp.                                                  227,692      37,530             0.0%
                  Russel Metals, Inc.                                                  91,690   1,758,503             0.0%
#*                Sabina Gold & Silver Corp.                                        1,767,832   2,227,516             0.0%
#*                Sandstorm Gold, Ltd.                                              1,111,043   3,849,847             0.0%
*                 Savanna Energy Services Corp.                                     1,729,116   2,394,073             0.0%
*                 Sherritt International Corp.                                      7,143,814   4,710,035             0.0%
#*                Sierra Wireless, Inc.                                               596,271  15,087,506             0.1%
*                 Silver Standard Resources, Inc.                                   1,396,404  14,403,403             0.1%
*                 Sonde Resources Corp.                                               463,104         463             0.0%
#*                Southern Pacific Resource Corp.                                     156,000          16             0.0%
*                 Spartan Energy Corp.                                                265,300     443,122             0.0%
*                 Sprott Resource Holdings, Inc.                                    2,741,730     371,576             0.0%
                  Sprott, Inc.                                                        444,852     765,834             0.0%
#                 Stuart Olson, Inc.                                                  276,372   1,089,250             0.0%
*                 SunOpta, Inc.                                                         8,241      60,553             0.0%
#                 Surge Energy, Inc.                                                9,089,370  16,912,933             0.1%
                  Tahoe Resources, Inc.                                               838,256   6,791,773             0.1%
*                 Tamarack Valley Energy, Ltd.                                         97,000     184,755             0.0%
#*                Taseko Mines, Ltd.                                                  956,068   1,071,597             0.0%
*                 Tembec, Inc.                                                        144,749     313,876             0.0%
#*                Teranga Gold Corp.(B5TDK82)                                       7,702,864   3,724,325             0.0%
*                 Teranga Gold Corp.(B4L8QT1)                                         353,589     176,692             0.0%
*                 Timmins Gold Corp.                                                  345,489     134,141             0.0%
                  TMX Group, Ltd.                                                     486,589  27,490,380             0.2%
                  TORC Oil & Gas, Ltd.                                              5,437,465  23,661,069             0.2%
#                 Total Energy Services, Inc.                                          93,740     933,932             0.0%
                  TransAlta Corp.                                                   5,050,469  25,861,894             0.2%
                  Transcontinental, Inc. Class A                                    1,175,424  20,967,418             0.2%
#*                TransGlobe Energy Corp.                                             856,787   1,255,320             0.0%
#*                Trevali Mining Corp.                                              1,401,907   1,232,401             0.0%
*                 Trican Well Service, Ltd.                                         2,958,694   8,127,982             0.1%
*                 Trilogy Energy Corp.                                                 17,403      56,605             0.0%
*                 Trinidad Drilling, Ltd.                                           5,695,803   8,929,357             0.1%
                  Veresen, Inc.                                                       462,061   5,155,261             0.0%
                  Wajax Corp.                                                          49,328     882,812             0.0%
*                 Western Energy Services Corp.                                       730,664   1,081,236             0.0%
                  WestJet Airlines, Ltd.                                               46,672     772,026             0.0%
#                 Whitecap Resources, Inc.                                          5,171,536  36,597,222             0.3%
                  Wi-LAN, Inc.                                                      1,645,101   3,302,133             0.0%
*                 Xtreme Drilling Corp.                                               313,415     537,263             0.0%
                  Yamana Gold, Inc.                                                 2,242,557   6,029,218             0.1%
*                 Yangarra Resources, Ltd.                                            334,200     619,410             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                PERCENTAGE
                                                                                      SHARES      VALUE++     OF NET ASSETS**
                                                                                    ---------- -------------- ---------------
CANADA -- (Continued)
#*                Yellow Pages, Ltd.                                                   287,720 $    1,585,037             0.0%
                                                                                               -------------- ---------------
TOTAL CANADA                                                                                    1,182,677,577             8.1%
                                                                                               -------------- ---------------
CHINA -- (0.1%)
                  K Wah International Holdings, Ltd.                                10,678,955      6,776,512             0.0%
                                                                                               -------------- ---------------
DENMARK -- (2.0%)
#                 Alm Brand A.S.                                                     2,237,971     18,343,674             0.1%
#*                Bang & Olufsen A.S.                                                  109,581      1,637,823             0.0%
                  BankNordik P/F                                                         1,163         19,581             0.0%
                  Brodrene Hartmann A.S.                                                37,835      1,924,179             0.0%
#*                D/S Norden A.S.                                                      232,032      4,637,555             0.0%
                  DFDS A.S.                                                            380,450     22,684,819             0.2%
                  FLSmidth & Co. A.S.                                                   69,353      4,169,298             0.0%
                  Harboes Bryggeri A.S. Class B                                         25,276        489,626             0.0%
                  Jyske Bank A.S.                                                    1,229,946     65,772,509             0.4%
*                 NKT Holding A.S.                                                     190,039     14,980,210             0.1%
                  Nordjyske Bank A.S.                                                    2,514         42,850             0.0%
                  Parken Sport & Entertainment A.S.                                      3,027         41,668             0.0%
                  Per Aarsleff Holding A.S.                                            360,763      9,253,660             0.1%
                  Ringkjoebing Landbobank A.S.                                             346         83,441             0.0%
*                 Santa Fe Group A.S.                                                   73,540        646,178             0.0%
                  Schouw & Co. AB                                                      292,888     30,147,953             0.2%
                  Solar A.S. Class B                                                    12,728        737,837             0.0%
                  Spar Nord Bank A.S.                                                1,202,348     13,629,052             0.1%
                  Sydbank A.S.                                                       1,536,298     55,882,180             0.4%
                  TDC A.S.                                                           9,555,576     51,260,563             0.4%
*                 TK Development A.S.                                                  855,340      1,454,033             0.0%
                  United International Enterprises                                       4,690        895,698             0.0%
                                                                                               -------------- ---------------
TOTAL DENMARK                                                                                     298,734,387             2.0%
                                                                                               -------------- ---------------
FINLAND -- (2.2%)
                  Ahlstrom-Munksjo Oyj                                                  73,600      1,392,899             0.0%
                  Aktia Bank Oyj                                                       270,869      2,666,503             0.0%
                  Alma Media Oyj                                                       155,779        937,098             0.0%
#                 Apetit Oyj                                                            51,309        744,289             0.0%
                  Aspo Oyj                                                              37,184        350,300             0.0%
                  Atria Oyj                                                            224,068      2,661,846             0.0%
#                 Cargotec Oyj Class B                                               1,045,879     62,318,208             0.4%
                  Cramo Oyj                                                            666,244     17,299,112             0.1%
                  Digia Oyj                                                             13,075         37,007             0.0%
                  Finnair Oyj                                                        1,227,431      6,402,410             0.1%
                  Fiskars Oyj Abp                                                       68,610      1,505,527             0.0%
                  HKScan Oyj Class A                                                   582,159      2,178,160             0.0%
#                 Huhtamaki Oyj                                                        463,154     17,952,996             0.1%
                  Kemira Oyj                                                         2,528,559     32,345,460             0.2%
                  Kesko Oyj Class A                                                     19,510        912,735             0.0%
#                 Kesko Oyj Class B                                                  1,476,131     69,134,262             0.5%
                  Lemminkainen Oyj                                                     102,047      1,990,620             0.0%
#                 Metsa Board Oyj                                                    4,660,556     33,061,929             0.2%
                  Olvi Oyj Class A                                                         821         25,362             0.0%
                  Oriola Oyj Class B                                                   618,284      2,604,740             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
FINLAND -- (Continued)
                  Outokumpu Oyj                                                     2,198,782 $ 21,055,496             0.2%
#*                Outotec Oyj                                                         459,968    3,413,053             0.0%
                  Raisio Oyj Class V                                                1,633,514    6,196,103             0.1%
                  Ramirent Oyj                                                        179,143    1,703,402             0.0%
                  Sanoma Oyj                                                        1,456,592   12,848,531             0.1%
                  SRV Group OYJ                                                        43,939      230,862             0.0%
*                 Stockmann Oyj Abp Class B                                            44,704      384,235             0.0%
                  Teleste Oyj                                                          14,414      136,269             0.0%
                  Tikkurila Oyj                                                        60,927    1,206,438             0.0%
                  Valmet Oyj                                                          697,775   12,709,920             0.1%
                  YIT Oyj                                                           2,559,346   20,243,836             0.2%
                                                                                              ------------ ---------------
TOTAL FINLAND                                                                                  336,649,608             2.3%
                                                                                              ------------ ---------------
FRANCE -- (4.6%)
                  Actia Group                                                         211,209    1,932,610             0.0%
#*                Air France-KLM                                                    2,232,902   18,758,866             0.1%
                  Albioma SA                                                          266,004    5,115,884             0.0%
                  Altamir                                                             254,758    4,277,127             0.0%
                  April SA                                                              5,397       70,214             0.0%
                  Arkema SA                                                           888,342   94,060,305             0.7%
                  Assystem                                                             57,970    2,117,955             0.0%
                  Aubay                                                                69,629    2,114,442             0.0%
                  Axway Software SA                                                    14,525      510,784             0.0%
                  Beneteau SA                                                          37,311      529,004             0.0%
*                 Bigben Interactive                                                   73,312      499,974             0.0%
                  Bollore SA(4572709)                                               1,703,750    6,932,437             0.1%
*                 Bollore SA(BD3RTL2)                                                  24,048       96,206             0.0%
                  Bonduelle SCA                                                       240,003    8,320,282             0.1%
#                 Bourbon Corp.                                                       184,560    2,080,834             0.0%
                  Burelle SA                                                           10,631   13,320,300             0.1%
#*                Cegedim SA                                                           55,306    1,539,051             0.0%
#*                CGG SA                                                              329,176    2,355,356             0.0%
                  Chargeurs SA                                                        312,243    7,790,904             0.1%
                  Cie des Alpes                                                       129,883    3,309,730             0.0%
                  Cie Plastic Omnium SA                                               135,852    5,316,805             0.0%
*                 Coface SA                                                           278,997    2,182,197             0.0%
                  Derichebourg SA                                                   2,036,128    9,753,544             0.1%
                  Devoteam SA                                                           8,277      557,338             0.0%
                  Dom Security                                                         11,881      743,882             0.0%
                  Elis SA                                                              56,941    1,178,178             0.0%
*                 Eramet                                                               43,344    2,085,852             0.0%
*                 Esso SA Francaise                                                    22,174      945,768             0.0%
                  Euler Hermes Group                                                   89,017    8,696,584             0.1%
                  Eutelsat Communications SA                                        1,199,648   28,383,042             0.2%
                  Exel Industries Class A                                                 758       72,257             0.0%
                  Fleury Michon SA                                                     23,776    1,292,461             0.0%
                  Gaumont SA                                                           20,429    1,660,766             0.0%
                  Gevelot SA                                                            3,986      740,281             0.0%
                  GL Events                                                           173,883    4,263,842             0.0%
                  Groupe Crit                                                           3,589      301,341             0.0%
*                 Groupe Fnac SA                                                      118,426    8,319,825             0.1%
                  Groupe Open                                                          23,249      655,178             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
FRANCE -- (Continued)
                  Guerbet                                                              33,973 $  2,904,393             0.0%
*                 HiPay Group SA                                                        8,504      115,584             0.0%
                  Imerys SA                                                            17,844    1,535,138             0.0%
                  IPSOS                                                               458,404   14,702,887             0.1%
                  Jacquet Metal Service                                               305,921    8,211,425             0.1%
                  Korian SA                                                           458,183   14,764,251             0.1%
#                 Lagardere SCA                                                     1,403,866   42,972,857             0.3%
                  Laurent-Perrier                                                       2,015      155,158             0.0%
                  Le Noble Age                                                          5,747      304,661             0.0%
                  LISI                                                                237,815    9,326,919             0.1%
                  Manitou BF SA                                                        64,023    2,022,612             0.0%
                  Manutan International                                                27,119    2,132,197             0.0%
                  Mersen SA                                                           250,763    7,239,106             0.1%
                  MGI Coutier                                                         109,662    4,040,467             0.0%
                  Mr Bricolage                                                        111,339    1,408,094             0.0%
*                 Naturex                                                               2,490      226,854             0.0%
                  Neopost SA                                                          524,267   21,259,582             0.2%
#*                Nexans SA                                                           749,010   41,638,847             0.3%
                  Nexity SA                                                           584,361   31,771,009             0.2%
*                 NRJ Group                                                            16,776      192,855             0.0%
*                 OL Groupe SA                                                          6,624       19,350             0.0%
*                 Parrot SA                                                             2,316       22,323             0.0%
#*                Pierre & Vacances SA                                                116,763    5,443,789             0.1%
                  Plastivaloire                                                        17,640    3,109,270             0.0%
                  PSB Industries SA                                                    15,761      855,547             0.0%
#                 Rallye SA                                                           542,760   11,859,162             0.1%
                  Rexel SA                                                          4,203,935   75,075,272             0.5%
                  Rothschild & Co.                                                    129,440    4,016,075             0.0%
                  Samse SA                                                                151       22,906             0.0%
                  Savencia SA                                                         133,951   11,822,540             0.1%
                  Seche Environnement SA                                               29,459      958,169             0.0%
#*                Sequana SA                                                          920,788    1,493,918             0.0%
*                 Societe des Bains de Mer et du Cercle des Etrangers a Monaco         84,490    2,842,321             0.0%
*                 SOITEC                                                              187,072    7,942,961             0.1%
                  Sopra Steria Group                                                   84,206   12,624,915             0.1%
#*                Ste Industrielle d'Aviation Latecoere SA                            817,514    3,223,106             0.0%
                  Stef SA                                                               2,258      202,855             0.0%
                  STMicroelectronics NV                                               188,581    3,027,416             0.0%
                  Sword Group                                                          75,499    2,580,827             0.0%
                  Teleperformance                                                     195,600   24,596,476             0.2%
#                 Television Francaise 1                                            1,229,720   15,048,080             0.1%
                  Total Gabon                                                           3,680      628,719             0.0%
                  Trigano SA                                                          166,933   17,650,190             0.1%
*                 Ubisoft Entertainment SA                                            411,997   19,517,270             0.1%
#                 Vicat SA                                                            206,545   14,691,957             0.1%
                  Vilmorin & Cie SA                                                    51,306    3,709,929             0.0%
                  Vranken-Pommery Monopole SA                                          77,999    1,876,422             0.0%
                                                                                              ------------ ---------------
TOTAL FRANCE                                                                                   704,668,067             4.8%
                                                                                              ------------ ---------------
GERMANY -- (7.1%)
                  Aareal Bank AG                                                    1,773,002   71,311,591             0.5%
*                 ADVA Optical Networking SE                                          642,063    7,056,710             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
GERMANY -- (Continued)
#                 Allgeier SE                                                          50,091 $  1,081,040             0.0%
*                 AS Creation Tapeten                                                  20,732      699,511             0.0%
#                 Aurubis AG                                                        1,167,679   81,603,780             0.6%
                  Bauer AG                                                            286,017    5,030,148             0.1%
                  BayWa AG                                                            302,576   11,013,661             0.1%
                  Bechtle AG                                                           30,314    3,478,105             0.0%
                  Bijou Brigitte AG                                                    12,125      748,850             0.0%
#*                Bilfinger SE                                                        773,171   33,566,438             0.2%
#                 Biotest AG                                                          138,215    4,220,906             0.0%
                  Borussia Dortmund GmbH & Co. KGaA                                 1,203,450    7,751,965             0.1%
                  CENTROTEC Sustainable AG                                            145,380    3,055,183             0.0%
#                 Clere AG                                                             45,495      770,913             0.0%
                  Comdirect Bank AG                                                   134,767    1,405,169             0.0%
                  CropEnergies AG                                                     312,506    3,072,122             0.0%
                  Data Modul AG                                                         3,196      259,695             0.0%
#*                DEAG Deutsche Entertainment AG                                      166,792      554,057             0.0%
                  Deutsche Beteiligungs AG                                            111,934    4,258,996             0.0%
                  Deutsche Lufthansa AG                                                68,027    1,173,617             0.0%
                  Deutsche Pfandbriefbank AG                                          560,715    7,517,604             0.1%
                  Deutz AG                                                          2,228,106   17,342,930             0.1%
                  DMG Mori AG                                                         569,976   31,058,042             0.2%
                  Dr Hoenle AG                                                          4,441      170,529             0.0%
                  Draegerwerk AG & Co. KGaA                                            41,222    3,234,805             0.0%
                  Eckert & Ziegler AG                                                  55,466    1,532,385             0.0%
                  Elmos Semiconductor AG                                              272,638    7,245,907             0.1%
#                 ElringKlinger AG                                                    224,481    4,481,268             0.0%
*                 Euromicron AG                                                        42,451      329,378             0.0%
*                 First Sensor AG                                                      22,346      284,286             0.0%
#                 Fraport AG Frankfurt Airport Services Worldwide                     469,793   36,960,246             0.3%
                  Freenet AG                                                           32,097    1,007,310             0.0%
#                 Gerry Weber International AG                                        141,352    2,071,528             0.0%
                  Gesco AG                                                             68,972    1,870,583             0.0%
#                 GFT Technologies SE                                                 121,128    2,471,269             0.0%
                  Grammer AG                                                          317,914   19,506,577             0.2%
*                 H&R GmbH & Co. KGaA                                                 134,605    2,028,600             0.0%
                  Hamburger Hafen und Logistik AG                                      66,548    1,261,243             0.0%
*                 Hapag-Lloyd AG                                                       22,403      659,229             0.0%
#*                Heidelberger Druckmaschinen AG                                    3,783,754   10,561,090             0.1%
                  Hella KGaA Hueck & Co.                                              229,928   11,381,784             0.1%
*                 HolidayCheck Group AG                                                 4,735       12,809             0.0%
                  Hornbach Baumarkt AG                                                 68,540    2,239,563             0.0%
                  Indus Holding AG                                                    245,922   16,438,910             0.1%
                  Isra Vision AG                                                       72,502   10,622,051             0.1%
                  Jenoptik AG                                                       1,061,895   28,572,985             0.2%
#                 K+S AG                                                              843,198   20,117,266             0.2%
*                 Kampa AG                                                             31,214          714             0.0%
*                 Kloeckner & Co. SE                                                1,687,503   18,642,357             0.1%
*                 Koenig & Bauer AG                                                    45,663    3,159,981             0.0%
#*                Kontron AG                                                          709,737    2,502,977             0.0%
                  KSB AG                                                                5,771    2,765,811             0.0%
                  KWS Saat SE                                                          13,641    4,851,605             0.1%
                  Lanxess AG                                                        1,446,504  104,446,868             0.7%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                                PERCENTAGE
                                                                                      SHARES      VALUE++     OF NET ASSETS**
                                                                                    ---------- -------------- ---------------
GERMANY -- (Continued)
                  Leifheit AG                                                           44,924 $    3,473,041             0.0%
                  Leoni AG                                                             660,137     35,862,878             0.3%
*                 Manz AG                                                               26,058      1,106,892             0.0%
*                 Mediclin AG                                                          665,900      4,174,271             0.0%
                  MLP AG                                                               792,341      4,997,982             0.1%
                  Nexus AG                                                             166,629      4,014,231             0.0%
#*                Nordex SE                                                            174,177      2,624,873             0.0%
                  OHB SE                                                                 1,812         43,617             0.0%
                  Osram Licht AG                                                     1,096,994     73,486,982             0.5%
*                 Patrizia Immobilien AG                                               111,586      2,201,486             0.0%
*                 Petro Welt Technologies AG                                             1,197          9,947             0.0%
#                 PNE Wind AG                                                          677,255      1,888,279             0.0%
                  Progress-Werk Oberkirch AG                                             4,752        250,108             0.0%
                  Puma SE                                                                4,050      1,580,690             0.0%
#                 QSC AG                                                             2,368,015      4,196,462             0.0%
                  Rheinmetall AG                                                     1,061,111     97,399,009             0.7%
#                 RHOEN-KLINIKUM AG                                                    479,237     13,697,512             0.1%
                  RIB Software SE                                                       16,514        242,018             0.0%
                  SAF-Holland SA                                                       694,280     11,985,925             0.1%
                  Salzgitter AG                                                      1,332,610     45,614,637             0.3%
                  SHW AG                                                               103,480      3,631,303             0.0%
#                 Sixt SE                                                              239,458     13,250,034             0.1%
#                 SMA Solar Technology AG                                               23,496        607,966             0.0%
                  Software AG                                                          383,928     16,892,142             0.1%
                  Stada Arzneimittel AG                                                227,265     16,104,055             0.1%
                  Suedzucker AG                                                      1,184,938     25,359,209             0.2%
#*                Suess MicroTec AG                                                    325,073      3,656,289             0.0%
                  Surteco SE                                                            62,998      1,577,734             0.0%
                  Technotrans AG                                                        55,588      1,976,081             0.0%
*                 Tom Tailor Holding SE                                                241,778      2,294,540             0.0%
*                 Uniper SE                                                          1,154,708     18,951,204             0.1%
                  VERBIO Vereinigte BioEnergie AG                                      419,617      4,142,913             0.0%
#*                Vossloh AG                                                            12,790        858,138             0.0%
#                 VTG AG                                                               315,946     10,421,788             0.1%
#                 Wacker Chemie AG                                                     166,383     17,610,901             0.1%
                  Wacker Neuson SE                                                     637,818     16,113,742             0.1%
                  Wuestenrot & Wuerttembergische AG                                      6,922        140,239             0.0%
                                                                                               -------------- ---------------
TOTAL GERMANY                                                                                   1,081,902,065             7.4%
                                                                                               -------------- ---------------
GREECE -- (0.0%)
*                 Tropea Holding SA                                                      4,581          1,871             0.0%
                                                                                               -------------- ---------------
HONG KONG -- (3.3%)
#*                13 Holdings, Ltd. (The)                                              878,500        260,030             0.0%
                  Aeon Credit Service Asia Co., Ltd.                                    34,000         25,647             0.0%
                  Agritrade Resources, Ltd.                                          3,245,000        596,046             0.0%
                  Alco Holdings, Ltd.                                                3,192,000        832,109             0.0%
#                 Allied Group, Ltd.                                                 2,067,000     13,581,499             0.1%
#                 Allied Properties HK, Ltd.                                        38,654,372      9,139,593             0.1%
*                 Apac Resources, Ltd.                                               1,720,000         26,269             0.0%
                  APT Satellite Holdings, Ltd.                                       2,196,125      1,190,105             0.0%
#                 Asia Financial Holdings, Ltd.                                      4,672,106      2,527,208             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                                                      SHARES      VALUE++   OF NET ASSETS**
                                                                                    ----------- ----------- ---------------
HONG KONG -- (Continued)
                  Asia Standard Hotel Group, Ltd.                                     6,664,077 $   342,699             0.0%
                  Asia Standard International Group, Ltd.                             6,861,503   1,692,947             0.0%
                  Associated International Hotels, Ltd.                               1,617,000   4,853,821             0.1%
*                 BeijingWest Industries International, Ltd.                            238,000      48,256             0.0%
                  Bonjour Holdings, Ltd.                                              1,930,000      97,936             0.0%
*                 Burwill Holdings, Ltd.                                                746,000      17,534             0.0%
                  CCT Fortis Holdings, Ltd.                                           4,184,000     580,593             0.0%
                  Century City International Holdings, Ltd.                          29,975,300   2,348,242             0.0%
*                 Champion Technology Holdings, Ltd.                                116,639,373   1,722,835             0.0%
                  Chen Hsong Holdings                                                 2,032,000     540,793             0.0%
                  Cheuk Nang Holdings, Ltd.                                           4,475,286   3,094,320             0.0%
                  Chevalier International Holdings, Ltd.                              2,760,858   4,450,390             0.0%
                  China Flavors & Fragrances Co., Ltd.                                1,131,291     338,786             0.0%
#                 China Metal International Holdings, Inc.                              774,000     239,740             0.0%
*                 China National Culture Group, Ltd.                                 12,960,000      49,925             0.0%
*                 China Star Entertainment, Ltd.                                      2,552,000     111,417             0.0%
#*                China Strategic Holdings, Ltd.                                     25,655,000     490,692             0.0%
                  Chinney Investments, Ltd.                                             916,000     347,464             0.0%
                  Chong Hing Bank, Ltd.                                                 293,000     636,753             0.0%
                  Chow Sang Sang Holdings International, Ltd.                           382,000     976,328             0.0%
                  Chuang's China Investments, Ltd.                                   31,164,415   2,121,817             0.0%
                  Chuang's Consortium International, Ltd.                            23,805,520   4,891,569             0.1%
                  CITIC Telecom International Holdings, Ltd.                            324,000      99,903             0.0%
                  CNT Group, Ltd.                                                     1,680,000     125,353             0.0%
*                 Convoy Global Holdings, Ltd.                                        1,782,000      46,464             0.0%
#*                Cowell e Holdings, Inc.                                             7,228,000   2,309,398             0.0%
*                 CP Lotus Corp.                                                      1,770,000      27,988             0.0%
                  CSI Properties, Ltd.                                              118,465,476   6,240,023             0.1%
#                 CW Group Holdings, Ltd.                                             2,610,500     526,345             0.0%
                  Dah Sing Banking Group, Ltd.                                        7,428,288  14,926,030             0.1%
#                 Dah Sing Financial Holdings, Ltd.                                   3,836,956  29,087,467             0.2%
                  Dickson Concepts International, Ltd.                                  850,500     303,899             0.0%
                  Dynamic Holdings, Ltd.                                                214,000     224,213             0.0%
                  Eagle Nice International Holdings, Ltd.                             2,894,000     832,874             0.0%
                  EcoGreen International Group, Ltd.                                  1,311,840     288,329             0.0%
                  Emperor Capital Group, Ltd.                                        12,396,000   1,066,169             0.0%
                  Emperor Entertainment Hotel, Ltd.                                   7,560,000   1,816,212             0.0%
#                 Emperor International Holdings, Ltd.                               35,428,333  10,930,479             0.1%
*                 Emperor Watch & Jewellery, Ltd.                                    51,690,000   2,292,473             0.0%
*                 EPI Holdings, Ltd.                                                  4,643,569     270,918             0.0%
*                 Esprit Holdings, Ltd.                                               3,117,500   2,418,711             0.0%
*                 eSun Holdings, Ltd.                                                16,932,400   2,022,081             0.0%
*                 Eternity Investment, Ltd.                                           4,440,000     118,015             0.0%
                  Far East Consortium International, Ltd.                            28,517,773  13,595,965             0.1%
*                 Far East Holdings International, Ltd.                                 429,000      41,314             0.0%
                  FIH Mobile, Ltd.                                                   31,038,000  10,647,714             0.1%
                  First Pacific Co., Ltd.                                            14,572,000  11,220,741             0.1%
#                 First Shanghai Investments, Ltd.                                   13,000,000   1,785,207             0.0%
                  Fountain SET Holdings, Ltd.                                        18,888,000   2,498,626             0.0%
                  Future Bright Holdings, Ltd.                                        2,064,000     217,256             0.0%
                  G-Resources Group, Ltd.                                           422,793,000   7,500,895             0.1%
#                 Get Nice Financial Group, Ltd.                                      3,785,324     563,917             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES      VALUE++   OF NET ASSETS**
                                                                                    ----------- ----------- ---------------
HONG KONG -- (Continued)
#                 Get Nice Holdings, Ltd.                                           155,800,999 $ 5,406,781             0.1%
*                 Global Brands Group Holding, Ltd.                                  89,774,000  10,598,245             0.1%
                  Glorious Sun Enterprises, Ltd.                                      2,976,000     386,404             0.0%
                  Gold Peak Industries Holdings, Ltd.                                 7,973,907     758,868             0.0%
                  Golden Resources Development International, Ltd.                   11,821,000     820,094             0.0%
*                 Grande Holdings, Ltd. (The)                                         1,672,000      75,162             0.0%
                  Great Eagle Holdings, Ltd.                                          3,702,481  18,363,041             0.1%
                  Guangnan Holdings, Ltd.                                             6,600,000     965,972             0.0%
                  Guoco Group, Ltd.                                                      22,000     252,512             0.0%
                  Haitong International Securities Group, Ltd.                        7,943,387   4,302,056             0.0%
                  Hanison Construction Holdings, Ltd.                                 6,946,724   1,229,782             0.0%
*                 Hao Tian Development Group, Ltd.                                    4,856,600     231,093             0.0%
                  Harbour Centre Development, Ltd.                                    2,204,000   4,018,377             0.0%
                  High Fashion International, Ltd.                                      996,000     256,002             0.0%
*                 HKR International, Ltd.                                            18,225,598   9,836,256             0.1%
                  Hon Kwok Land Investment Co., Ltd.                                  7,146,935   3,819,582             0.0%
                  Hong Kong Ferry Holdings Co., Ltd.                                  2,358,000   2,727,297             0.0%
                  Hong Kong Shanghai Alliance Holdings, Ltd.                            882,000     112,031             0.0%
*                 Hong Kong Television Network, Ltd.                                    314,000      71,385             0.0%
                  Hongkong & Shanghai Hotels, Ltd. (The)                              3,223,931   3,781,098             0.0%
                  Hongkong Chinese, Ltd.                                             23,297,100   4,369,028             0.0%
                  Hopewell Holdings, Ltd.                                             5,823,000  22,252,918             0.2%
#*                Hsin Chong Group Holdings, Ltd.                                    25,756,000   1,158,935             0.0%
*                 Huan Yue Interactive Holdings, Ltd.                                 1,289,000     132,522             0.0%
                  Huisheng International Holdings, Ltd.                               2,836,000     169,510             0.0%
                  Hung Hing Printing Group, Ltd.                                      7,893,275   1,581,891             0.0%
#                 Hutchison Telecommunications Hong Kong Holdings, Ltd.              11,494,000   3,396,800             0.0%
*                 International Standard Resources Holdings, Ltd.                     6,005,875      64,016             0.0%
                  IPE Group, Ltd.                                                    11,190,000   2,920,444             0.0%
                  ITC Corp., Ltd.                                                       890,000      76,642             0.0%
                  ITC Properties Group, Ltd.                                          1,154,237     450,757             0.0%
*                 Jinhui Holdings Co., Ltd.                                             724,000      90,514             0.0%
*                 Kantone Holdings, Ltd.                                              1,982,055     160,316             0.0%
                  Keck Seng Investments                                               2,818,000   2,388,736             0.0%
                  Kerry Logistics Network, Ltd.                                         938,500   1,321,264             0.0%
                  Kingston Financial Group, Ltd.                                      8,659,424   2,991,234             0.0%
                  Kowloon Development Co., Ltd.                                      10,225,277  11,310,999             0.1%
                  Kwoon Chung Bus Holdings, Ltd.                                        156,000      85,417             0.0%
                  Lai Sun Development Co., Ltd.                                     351,906,666   9,899,950             0.1%
                  Lai Sun Garment International, Ltd.                                39,693,669  11,370,673             0.1%
*                 Lerado Financial Group Co., Ltd.                                      658,400      10,980             0.0%
                  Lippo China Resources, Ltd.                                         7,228,000     232,141             0.0%
                  Lippo, Ltd.                                                         4,722,500   2,911,028             0.0%
                  Liu Chong Hing Investment, Ltd.                                     4,178,000   6,593,941             0.1%
                  Luks Group Vietnam Holdings Co., Ltd.                               1,064,642     372,062             0.0%
                  Lung Kee Bermuda Holdings                                             504,000     236,409             0.0%
*                 Macau Legend Development, Ltd.                                      1,985,000     361,867             0.0%
                  Magnificent Hotel Investment, Ltd.                                 38,616,600     937,818             0.0%
*                 Mason Financial Holdings, Ltd.                                     46,560,400     711,340             0.0%
                  Master Glory Group, Ltd.                                            1,982,596      51,930             0.0%
                  Melco International Development, Ltd.                               4,981,000  10,226,315             0.1%
                  Ming Fai International Holdings, Ltd.                               2,592,000     399,741             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                                                      SHARES      VALUE++   OF NET ASSETS**
                                                                                    ----------- ----------- ---------------
HONG KONG -- (Continued)
#                 Miramar Hotel & Investment                                          1,851,000 $ 4,030,254             0.0%
*                 Mongolian Mining Corp.                                             14,618,000     460,764             0.0%
                  NagaCorp, Ltd.                                                         30,000      16,656             0.0%
                  Nanyang Holdings, Ltd.                                                 98,850     557,892             0.0%
                  National Electronic Hldgs                                           5,081,648     732,022             0.0%
*                 Neo-Neon Holdings, Ltd.                                             6,094,000     783,136             0.0%
*                 Neptune Group, Ltd.                                                 2,957,691     163,368             0.0%
*                 NetMind Financial Holdings, Ltd.                                  104,400,000     603,313             0.0%
                  Newocean Energy Holdings, Ltd.                                     14,834,000   4,477,206             0.0%
*                 Next Digital, Ltd.                                                  3,268,000     146,968             0.0%
*                 Nine Express, Ltd.                                                  1,152,000      47,322             0.0%
*                 O Luxe Holdings, Ltd.                                               2,448,000     264,505             0.0%
*                 Orange Sky Golden Harvest Entertainment Holdings, Ltd.             20,845,000   2,115,983             0.0%
                  Orient Overseas International, Ltd.                                 4,211,000  22,480,116             0.2%
#                 Oriental Watch Holdings                                             1,692,000     393,486             0.0%
*                 Pacific Andes International Holdings, Ltd.                         88,958,890     313,366             0.0%
*                 Pacific Basin Shipping, Ltd.                                       84,874,000  16,640,557             0.1%
*                 Pacific Plywood Holdings, Ltd.                                      2,680,000     144,661             0.0%
                  Paliburg Holdings, Ltd.                                            11,285,041   3,987,021             0.0%
*                 Pan Asia Environmental Protection Group, Ltd.                       1,630,000     198,936             0.0%
                  Playmates Holdings, Ltd.                                            3,095,700   4,941,089             0.1%
                  Pokfulam Development Co.                                              260,000     597,778             0.0%
                  Polytec Asset Holdings, Ltd.                                       42,514,190   3,445,899             0.0%
                  Public Financial Holdings, Ltd.                                     1,820,444     842,279             0.0%
*                 PYI Corp., Ltd.                                                    70,764,086   1,531,012             0.0%
                  Regal Hotels International Holdings, Ltd.                           9,022,623   5,969,148             0.1%
                  Rivera Holdings, Ltd.                                               3,827,468     324,685             0.0%
                  Safety Godown Co., Ltd.                                               140,000     340,856             0.0%
                  Samson Holding, Ltd.                                                  114,000       8,927             0.0%
                  SEA Holdings, Ltd.                                                  1,957,000   4,915,032             0.1%
                  Shangri-La Asia, Ltd.                                               1,974,000   2,825,199             0.0%
                  Shun Ho Property Investments, Ltd.                                    271,173     102,853             0.0%
*                 Shun Tak Holdings, Ltd.                                            51,228,546  18,693,811             0.1%
                  Sing Tao News Corp., Ltd.                                             240,000      31,754             0.0%
*                 Singamas Container Holdings, Ltd.                                  26,532,000   4,535,485             0.1%
                  Sitoy Group Holdings, Ltd.                                          1,497,000     305,788             0.0%
*                 SOCAM Development, Ltd.                                             2,800,120     758,887             0.0%
*                 Solartech International Holdings, Ltd.                              2,420,000     138,452             0.0%
#                 Soundwill Holdings, Ltd.                                            1,427,000   3,526,023             0.0%
*                 South China Assets Holdings, Ltd.                                   5,815,066      44,756             0.0%
*                 South China Holdings Co., Ltd.                                     30,297,751   1,251,524             0.0%
                  Sun Hung Kai & Co., Ltd.                                           11,042,688   8,212,720             0.1%
                  TAI Cheung Holdings, Ltd.                                           4,762,000   4,478,596             0.0%
                  Tan Chong International, Ltd.                                       3,879,000   1,202,190             0.0%
                  Tao Heung Holdings, Ltd.                                              179,000      49,000             0.0%
                  Tern Properties Co., Ltd.                                             146,000      90,095             0.0%
#                 Tian Teck Land, Ltd.                                                  766,000     863,666             0.0%
                  Transport International Holdings, Ltd.                                320,400     996,415             0.0%
*                 Trinity, Ltd.                                                      11,222,000     807,812             0.0%
*                 TSC Group Holdings, Ltd.                                            3,458,000     355,227             0.0%
*                 United Laboratories International Holdings, Ltd. (The)              9,908,000   6,212,400             0.1%
                  Upbest Group, Ltd.                                                  4,920,000     713,568             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
HONG KONG -- (Continued)
                  Vantage International Holdings, Ltd.                               5,216,000 $    769,624             0.0%
                  Varitronix International, Ltd.                                     3,055,000    1,448,870             0.0%
                  Vedan International Holdings, Ltd.                                 5,128,000      625,312             0.0%
                  Victory City International Holdings, Ltd.                         53,210,231    1,846,294             0.0%
#                 VST Holdings, Ltd.                                                 7,240,000    2,521,042             0.0%
                  Wai Kee Holdings, Ltd.                                                34,000       16,536             0.0%
                  Wang On Group, Ltd.                                               70,620,000      635,624             0.0%
                  Win Hanverky Holdings, Ltd.                                        3,756,000      549,729             0.0%
*                 Winfull Group Holdings, Ltd.                                      25,744,000      629,022             0.0%
                  Wing On Co. International, Ltd.                                    2,644,500    8,856,649             0.1%
#                 Wing Tai Properties, Ltd.                                          2,040,749    1,351,006             0.0%
                  Wong's International Holdings, Ltd.                                   70,000       29,340             0.0%
                  Wong's Kong King International                                       300,000       33,724             0.0%
*                 Yau Lee Holdings, Ltd.                                               741,750      101,903             0.0%
                                                                                               ------------ ---------------
TOTAL HONG KONG                                                                                 506,553,651             3.5%
                                                                                               ------------ ---------------
IRELAND -- (0.3%)
                  C&C Group P.L.C.                                                   3,047,865   12,575,877             0.1%
*                 FBD Holdings P.L.C.                                                   86,365      765,101             0.0%
                  IFG Group P.L.C.                                                      26,322       47,257             0.0%
                  Kingspan Group P.L.C.                                                228,785    7,958,838             0.1%
                  Smurfit Kappa Group P.L.C.                                         1,118,400   29,994,234             0.2%
                                                                                               ------------ ---------------
TOTAL IRELAND                                                                                    51,341,307             0.4%
                                                                                               ------------ ---------------
ISRAEL -- (0.7%)
#*                Africa Israel Investments, Ltd.                                    1,195,899      147,910             0.0%
                  Albaad Massuot Yitzhak, Ltd.                                           9,629      165,377             0.0%
#                 Ashtrom Properties, Ltd.                                              66,100      303,753             0.0%
*                 Azorim-Investment Development & Construction Co., Ltd.               358,846      431,618             0.0%
*                 Clal Insurance Enterprises Holdings, Ltd.                            389,034    6,330,691             0.1%
                  Delta-Galil Industries, Ltd.                                          11,831      362,731             0.0%
                  Direct Insurance Financial Investments, Ltd.                          46,657      446,367             0.0%
                  El Al Israel Airlines                                              1,285,238    1,005,478             0.0%
                  Elron Electronic Industries, Ltd.                                    177,128      929,852             0.0%
#*                Equital, Ltd.                                                         19,579      539,952             0.0%
                  First International Bank Of Israel, Ltd.                             752,907   12,406,823             0.1%
#                 Formula Systems 1985, Ltd.                                           121,987    4,802,097             0.0%
#                 Fox Wizel, Ltd.                                                       32,338      737,412             0.0%
*                 Gilat Satellite Networks, Ltd.                                        93,924      479,681             0.0%
                  Harel Insurance Investments & Financial Services, Ltd.             2,684,353   14,287,912             0.1%
*                 Israel Discount Bank, Ltd. Class A                                11,857,415   28,708,780             0.2%
*                 Jerusalem Oil Exploration                                            196,789   11,441,314             0.1%
*                 Kenon Holdings, Ltd.                                                 105,665    1,315,819             0.0%
#                 Meitav DS Investments, Ltd.                                           33,219      134,259             0.0%
                  Menora Mivtachim Holdings, Ltd.                                      443,300    5,123,392             0.0%
                  Migdal Insurance & Financial Holding, Ltd.                         1,992,343    1,962,809             0.0%
                  Neto ME Holdings, Ltd.                                                 3,431      378,878             0.0%
#                 Oil Refineries, Ltd.                                              15,470,430    6,153,923             0.1%
                  Paz Oil Co., Ltd.                                                      3,728      608,962             0.0%
*                 Phoenix Holdings, Ltd. (The)                                         994,267    4,355,739             0.0%
                  Plasson Industries, Ltd.                                               2,157       73,280             0.0%
                  Scope Metals Group, Ltd.                                                 804       22,671             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
ISRAEL -- (Continued)
#                 Shikun & Binui, Ltd.                                                 310,674 $    815,603             0.0%
#                 Summit Real Estate Holdings, Ltd.                                    224,887    1,673,730             0.0%
*                 Union Bank of Israel                                                 539,866    2,353,763             0.0%
                                                                                               ------------ ---------------
TOTAL ISRAEL                                                                                    108,500,576             0.7%
                                                                                               ------------ ---------------
ITALY -- (3.8%)
                  A2A SpA                                                           15,329,425   22,784,648             0.2%
                  ACEA SpA                                                              21,204      305,101             0.0%
*                 Arnoldo Mondadori Editore SpA                                      1,867,095    3,707,171             0.0%
                  Ascopiave SpA                                                          5,510       21,745             0.0%
#                 Astaldi SpA                                                        1,316,380    8,634,448             0.1%
                  Banca Finnat Euramerica SpA                                           44,637       17,867             0.0%
                  Banca IFIS SpA                                                        10,912      470,705             0.0%
#*                Banca Monte dei Paschi di Siena SpA                                   60,810      998,901             0.0%
                  Banca Popolare di Sondrio SCPA                                     7,266,654   27,073,493             0.2%
#                 Banca Profilo SpA                                                  1,560,875      363,293             0.0%
                  Banco BPM SpA                                                     29,050,631   84,842,452             0.6%
                  Banco di Desio e della Brianza SpA                                   362,482      989,738             0.0%
#                 BPER Banca                                                        15,129,358   82,767,610             0.6%
                  Buzzi Unicem SpA                                                   1,209,077   31,068,855             0.2%
                  Cementir Holding SpA                                               1,920,130   11,577,404             0.1%
                  CIR-Compagnie Industriali Riunite SpA                              9,701,944   15,604,734             0.1%
                  Credito Emiliano SpA                                               1,221,512    8,539,777             0.1%
                  Credito Valtellinese SpA                                             165,780      599,237             0.0%
#                 d'Amico International Shipping SA                                  5,402,854    2,007,338             0.0%
                  Danieli & C Officine Meccaniche SpA                                  240,973    6,024,271             0.1%
                  De' Longhi SpA                                                       525,592   16,023,452             0.1%
                  DeA Capital SpA                                                    1,247,432    2,038,355             0.0%
                  El.En. SpA                                                            44,002    1,567,160             0.0%
                  Emak SpA                                                             306,647      532,640             0.0%
                  ERG SpA                                                            1,226,156   15,221,325             0.1%
                  Esprinet SpA                                                         316,177    2,586,352             0.0%
#*                Eurotech SpA                                                         787,611    1,398,367             0.0%
                  Falck Renewables SpA                                               4,084,819    5,054,349             0.0%
#*                Fincantieri SpA                                                    4,170,932    4,081,577             0.0%
                  FNM SpA                                                            2,725,517    1,613,036             0.0%
*                 Gruppo Editoriale L'Espresso SpA                                   2,107,962    1,936,438             0.0%
                  Hera SpA                                                             445,620    1,274,495             0.0%
                  IMMSI SpA                                                          3,708,421    1,568,020             0.0%
#*                Intek Group SpA                                                    1,842,010      490,459             0.0%
                  Italmobiliare SpA                                                    200,835   11,255,255             0.1%
*                 IVS Group SA                                                           7,215       91,917             0.0%
                  La Doria SpA                                                          17,217      212,453             0.0%
                  OVS SpA                                                              436,755    2,907,306             0.0%
*                 Panariagroup Industrie Ceramiche SpA                                  13,861       91,836             0.0%
#                 Parmalat SpA                                                           4,106       13,914             0.0%
                  Piaggio & C SpA                                                      174,335      361,281             0.0%
#                 Prima Industrie SpA                                                   30,052      839,144             0.0%
#                 Reno de Medici SpA                                                 2,071,607      782,224             0.0%
#*                Retelit SpA                                                        3,712,755    5,413,174             0.0%
                  Sabaf SpA                                                              9,118      129,844             0.0%
*                 Safilo Group SpA                                                     778,234    5,618,224             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
ITALY -- (Continued)
#*                Saipem SpA                                                        88,405,405 $ 38,053,130             0.3%
                  Salini Impregilo SpA                                               1,495,875    5,090,436             0.0%
                  Societa Cattolica di Assicurazioni SCRL                            3,843,779   34,164,702             0.2%
                  Societa Iniziative Autostradali e Servizi SpA                        241,930    2,438,733             0.0%
*                 Sogefi SpA                                                           375,452    1,933,754             0.0%
                  SOL SpA                                                               59,375      640,180             0.0%
                  Tamburi Investment Partners SpA                                       56,442      312,199             0.0%
#*                Trevi Finanziaria Industriale SpA                                    933,951      927,762             0.0%
                  Unione di Banche Italiane SpA                                      5,250,404   22,122,786             0.2%
                  Unipol Gruppo Finanziario SpA                                     12,433,370   55,450,099             0.4%
                  UnipolSai Assicurazioni SpA                                       10,651,863   24,468,395             0.2%
                  Vittoria Assicurazioni SpA                                           139,376    1,869,290             0.0%
                                                                                               ------------ ---------------
TOTAL ITALY                                                                                     578,972,851             4.0%
                                                                                               ------------ ---------------
JAPAN -- (24.2%)
                  77 Bank, Ltd. (The)                                                1,577,000    6,820,522             0.1%
                  A&D Co., Ltd.                                                        302,700    1,197,818             0.0%
                  Achilles Corp.                                                       297,800    4,784,685             0.0%
                  ADEKA Corp.                                                          336,900    4,972,910             0.0%
#                 Agro-Kanesho Co., Ltd.                                                39,400      540,598             0.0%
                  Ahresty Corp.                                                        669,800    6,696,044             0.1%
                  Aichi Bank, Ltd. (The)                                               144,600    7,983,148             0.1%
                  Aichi Corp.                                                           57,700      426,297             0.0%
                  Aichi Steel Corp.                                                    269,900   10,552,430             0.1%
                  Aichi Tokei Denki Co., Ltd.                                            6,600      220,530             0.0%
                  Aida Engineering, Ltd.                                                   507        4,414             0.0%
                  Aiphone Co., Ltd.                                                     24,100      376,469             0.0%
                  Airport Facilities Co., Ltd.                                         570,400    2,989,745             0.0%
                  Aisan Industry Co., Ltd.                                             873,430    7,851,398             0.1%
                  Akita Bank, Ltd. (The)                                             4,220,000   13,415,089             0.1%
#                 Alconix Corp.                                                        167,700    2,945,009             0.0%
                  Alinco, Inc.                                                          29,100      256,928             0.0%
#                 Alpen Co., Ltd.                                                      568,500   10,194,323             0.1%
#                 Alpha Corp.                                                           76,200    1,375,291             0.0%
                  Alpha Systems, Inc.                                                   32,160      554,368             0.0%
                  Alpine Electronics, Inc.                                             937,400   13,640,438             0.1%
                  Alps Logistics Co., Ltd.                                             114,900      783,866             0.0%
                  AOI Electronic Co., Ltd.                                              20,600      628,865             0.0%
                  AOKI Holdings, Inc.                                                  624,322    7,711,838             0.1%
                  Aomori Bank, Ltd. (The)                                            2,033,000    7,079,296             0.1%
                  Aoyama Trading Co., Ltd.                                             887,499   31,708,843             0.2%
                  Arakawa Chemical Industries, Ltd.                                    406,800    7,193,194             0.1%
#                 Arata Corp.                                                           77,800    2,102,730             0.0%
#                 Araya Industrial Co., Ltd.                                           954,000    1,771,431             0.0%
                  Arcland Sakamoto Co., Ltd.                                           282,400    3,493,349             0.0%
*                 Arisawa Manufacturing Co., Ltd.                                      855,782    6,067,792             0.1%
                  Artnature, Inc.                                                       22,800      146,159             0.0%
                  Asahi Broadcasting Corp.                                              80,000      546,460             0.0%
                  Asahi Diamond Industrial Co., Ltd.                                   489,800    3,759,773             0.0%
                  Asahi Kogyosha Co., Ltd.                                             100,600    2,769,399             0.0%
                  Asahi Yukizai Corp.                                                1,729,000    3,599,163             0.0%
                  Asanuma Corp.                                                        191,000      556,999             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
#                 Ashimori Industry Co., Ltd.                                       1,343,000 $ 1,963,341             0.0%
                  Asia Pile Holdings Corp.                                             32,500     176,871             0.0%
                  ASKA Pharmaceutical Co., Ltd.                                       322,600   4,739,048             0.0%
                  Asti Corp.                                                          230,000   1,444,755             0.0%
                  Asunaro Aoki Construction Co., Ltd.                                 580,000   4,268,807             0.0%
                  Atsugi Co., Ltd.                                                  2,453,000   2,947,980             0.0%
                  Awa Bank, Ltd. (The)                                              1,771,600  11,701,988             0.1%
                  Bando Chemical Industries, Ltd.                                     276,300   2,531,683             0.0%
#                 Bank of Iwate, Ltd. (The)                                           314,800  12,871,193             0.1%
#                 Bank of Kochi, Ltd. (The)                                           519,000     591,377             0.0%
#                 Bank of Nagoya, Ltd. (The)                                          220,070   8,079,372             0.1%
                  Bank of Okinawa, Ltd. (The)                                         278,440  10,732,204             0.1%
                  Bank of Saga, Ltd. (The)                                          2,773,000   7,392,296             0.1%
                  Bank of the Ryukyus, Ltd.                                           921,500  12,707,111             0.1%
                  Bank of Toyama, Ltd. (The)                                            1,000      38,012             0.0%
                  Belluna Co., Ltd.                                                 1,105,824  10,139,718             0.1%
#                 Best Denki Co., Ltd.                                              1,027,400   1,493,079             0.0%
                  Bunka Shutter Co., Ltd.                                              39,600     304,276             0.0%
                  CAC Holdings Corp.                                                  162,600   1,543,731             0.0%
                  Canon Electronics, Inc.                                             132,000   2,457,102             0.0%
#                 Carlit Holdings Co., Ltd.                                           161,700     825,259             0.0%
                  Cawachi, Ltd.                                                       458,300  12,050,819             0.1%
                  Central Glass Co., Ltd.                                           5,085,000  21,969,992             0.2%
                  Chiba Kogyo Bank, Ltd. (The)                                      1,047,200   6,036,483             0.1%
                  Chilled & Frozen Logistics Holdings Co., Ltd.                           300       3,925             0.0%
                  Chino Corp.                                                          10,100     112,084             0.0%
                  Chiyoda Integre Co., Ltd.                                            56,300   1,239,441             0.0%
                  Chofu Seisakusho Co., Ltd.                                           36,100     863,673             0.0%
                  Chubu Shiryo Co., Ltd.                                              442,200   5,231,384             0.0%
                  Chudenko Corp.                                                      174,860   3,836,860             0.0%
#                 Chuetsu Pulp & Paper Co., Ltd.                                    2,744,000   5,831,623             0.1%
                  Chugai Ro Co., Ltd.                                                  11,000      21,425             0.0%
                  Chugoku Marine Paints, Ltd.                                       1,195,000   8,837,961             0.1%
                  Chukyo Bank, Ltd. (The)                                             154,500   3,229,037             0.0%
                  Chuo Gyorui Co., Ltd.                                               606,000   1,500,806             0.0%
                  Chuo Spring Co., Ltd.                                               922,000   2,755,153             0.0%
                  CI Takiron Corp.                                                  1,196,000   6,067,727             0.1%
                  Citizen Watch Co., Ltd.                                           2,448,300  16,243,181             0.1%
                  Cleanup Corp.                                                       631,600   4,560,626             0.0%
#*                CMK Corp.                                                         1,493,200   9,823,502             0.1%
                  Computer Engineering & Consulting, Ltd.                             202,100   3,781,084             0.0%
                  Corona Corp.                                                        259,800   2,657,143             0.0%
                  Cosmo Energy Holdings Co., Ltd.                                     295,400   4,678,993             0.0%
                  CTI Engineering Co., Ltd.                                           345,000   3,378,443             0.0%
                  Dai-Dan Co., Ltd.                                                   617,000   6,038,515             0.1%
                  Dai-ichi Seiko Co., Ltd.                                            281,900   4,144,441             0.0%
                  Daibiru Corp.                                                       439,100   4,052,041             0.0%
                  Daido Kogyo Co., Ltd.                                               755,447   1,918,357             0.0%
                  Daido Metal Co., Ltd.                                                35,300     314,982             0.0%
                  Daido Steel Co., Ltd.                                             2,861,000  15,930,489             0.1%
#                 Daihatsu Diesel Manufacturing Co., Ltd.                             221,800   1,430,201             0.0%
                  Daiho Corp.                                                         253,000   1,232,819             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Daiichi Jitsugyo Co., Ltd.                                          336,000 $ 2,109,766             0.0%
                  Daiki Aluminium Industry Co., Ltd.                                  757,000   3,586,185             0.0%
#                 Daikoku Denki Co., Ltd.                                              66,500     958,041             0.0%
#                 Dainichi Co., Ltd.                                                  247,800   1,584,284             0.0%
                  Dainichiseika Color & Chemicals Manufacturing Co., Ltd.             634,000   4,330,320             0.0%
#                 Daisan Bank, Ltd. (The)                                             191,300   2,914,571             0.0%
                  Daishi Bank, Ltd. (The)                                           6,331,932  25,421,719             0.2%
                  Daishinku Corp.                                                     162,900   1,983,523             0.0%
                  Daisue Construction Co., Ltd.                                         1,700      14,515             0.0%
                  Daito Bank, Ltd. (The)                                            3,557,000   5,298,983             0.0%
                  Daitron Co., Ltd.                                                    64,000     651,433             0.0%
                  Daiwa Industries, Ltd.                                              347,800   3,426,980             0.0%
                  Daiwabo Holdings Co., Ltd.                                        4,299,000  15,119,192             0.1%
#                 DCM Holdings Co., Ltd.                                            2,367,900  20,615,526             0.2%
                  Denyo Co., Ltd.                                                     202,400   2,968,051             0.0%
                  DKS Co., Ltd.                                                     1,363,000   5,526,314             0.1%
#                 DMW Corp.                                                            49,000     839,035             0.0%
#                 DSB Co., Ltd.                                                       116,700     655,531             0.0%
                  Dunlop Sports Co., Ltd.                                              78,700     731,285             0.0%
                  Duskin Co., Ltd.                                                     51,800   1,161,979             0.0%
                  Dynic Corp.                                                         132,000     227,285             0.0%
                  Ebara Jitsugyo Co., Ltd.                                              6,800      87,480             0.0%
#                 EDION Corp.                                                       2,597,400  25,319,996             0.2%
#                 Ehime Bank, Ltd. (The)                                              650,399   8,225,354             0.1%
                  Eidai Co., Ltd.                                                     450,000   2,066,153             0.0%
                  Eighteenth Bank, Ltd. (The)                                       4,012,000  12,329,205             0.1%
                  Eizo Corp.                                                          306,700  10,141,564             0.1%
                  Elematec Corp.                                                       19,500     308,567             0.0%
                  Endo Lighting Corp.                                                 175,200   1,413,211             0.0%
                  ESPEC Corp.                                                         396,000   4,794,519             0.0%
                  Excel Co., Ltd.                                                     244,700   3,218,293             0.0%
                  Exedy Corp.                                                         236,400   6,454,340             0.1%
#                 F-Tech, Inc.                                                        192,200   2,311,615             0.0%
#                 Faith, Inc.                                                          12,360     131,997             0.0%
                  Falco Holdings Co., Ltd.                                              3,300      45,284             0.0%
#                 Ferrotec Holdings Corp.                                             524,200   6,238,368             0.1%
                  FIDEA Holdings Co., Ltd.                                          3,420,300   6,421,625             0.1%
#                 First Juken Co., Ltd.                                                24,800     322,251             0.0%
                  FJ Next Co., Ltd.                                                   146,200   1,247,695             0.0%
                  Foster Electric Co., Ltd.                                           627,100  10,470,617             0.1%
                  Fuji Corp., Ltd.                                                    151,500     992,214             0.0%
                  Fuji Kiko Co., Ltd.                                                 122,800     661,398             0.0%
                  Fuji Oil Co., Ltd.                                                  599,800   1,931,641             0.0%
                  Fuji Soft, Inc.                                                     179,000   4,725,932             0.0%
                  Fujicco Co., Ltd.                                                   182,500   4,176,158             0.0%
                  Fujikura Kasei Co., Ltd.                                            380,300   2,244,792             0.0%
                  Fujikura Rubber, Ltd.                                               382,200   2,325,520             0.0%
                  Fujikura, Ltd.                                                    3,677,600  27,648,135             0.2%
#                 Fujisash Co., Ltd.                                                   24,300      21,983             0.0%
#                 Fujishoji Co., Ltd.                                                  64,200     650,938             0.0%
                  Fujitsu Frontech, Ltd.                                              376,300   5,207,644             0.0%
                  FuKoKu Co., Ltd.                                                    157,300   1,285,885             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Fukuda Corp.                                                        447,000 $ 3,958,723             0.0%
                  Fukui Bank, Ltd. (The)                                            1,889,000   4,644,154             0.0%
                  Fukushima Bank, Ltd. (The)                                        4,030,000   3,180,708             0.0%
#                 Fukuyama Transporting Co., Ltd.                                   2,503,000  15,217,482             0.1%
                  Furukawa Electric Co., Ltd.                                          92,400   3,740,512             0.0%
#                 Furuno Electric Co., Ltd.                                           578,000   3,535,978             0.0%
                  Furusato Industries, Ltd.                                           138,000   2,040,915             0.0%
                  Futaba Corp.                                                        171,100   3,073,339             0.0%
                  Futaba Industrial Co., Ltd.                                         714,100   5,968,391             0.1%
                  Fuyo General Lease Co., Ltd.                                        113,400   5,293,975             0.0%
                  G-Tekt Corp.                                                        409,200   7,219,145             0.1%
                  Gakken Holdings Co., Ltd.                                            74,000   2,038,088             0.0%
                  Gecoss Corp.                                                        300,700   3,267,027             0.0%
#                 Geo Holdings Corp.                                                  372,800   4,118,037             0.0%
                  GL Sciences, Inc.                                                     1,700      18,595             0.0%
                  Godo Steel, Ltd.                                                    433,200   6,372,038             0.1%
                  Goldcrest Co., Ltd.                                                 308,930   5,493,198             0.1%
                  Grandy House Corp.                                                   89,800     325,820             0.0%
                  GSI Creos Corp.                                                   1,308,000   1,690,641             0.0%
                  Gun-Ei Chemical Industry Co., Ltd.                                  115,000   3,678,521             0.0%
                  Gunma Bank, Ltd. (The)                                            1,295,100   6,947,142             0.1%
                  Gunze, Ltd.                                                       5,344,000  21,612,079             0.2%
#                 H-One Co., Ltd.                                                     420,600   6,131,185             0.1%
                  H2O Retailing Corp.                                                 946,839  16,071,057             0.1%
                  Hagihara Industries, Inc.                                            28,100     668,821             0.0%
                  Hagiwara Electric Co., Ltd.                                          50,200   1,011,896             0.0%
                  Hakuto Co., Ltd.                                                    363,100   3,875,990             0.0%
                  Hamakyorex Co., Ltd.                                                 44,400     931,302             0.0%
                  Haneda Zenith Holdings Co., Ltd.                                     31,500      74,316             0.0%
                  Hanwa Co., Ltd.                                                   3,208,000  22,745,974             0.2%
                  Happinet Corp.                                                      130,200   2,144,173             0.0%
                  Harima Chemicals Group, Inc.                                        373,700   2,525,724             0.0%
#                 Haruyama Holdings, Inc.                                             255,800   2,225,026             0.0%
                  Heian Ceremony Service Co., Ltd.                                      1,400      11,740             0.0%
                  Heiwa Real Estate Co., Ltd.                                         939,600  14,985,469             0.1%
                  Heiwado Co., Ltd.                                                   144,424   3,096,594             0.0%
                  HI-LEX Corp.                                                         36,000     889,237             0.0%
                  Hibiya Engineering, Ltd.                                            493,700   7,277,596             0.1%
                  Hirano Tecseed Co., Ltd.                                              6,300      74,816             0.0%
                  Hitachi Maxell, Ltd.                                                118,000   2,331,835             0.0%
                  Hitachi Zosen Corp.                                                 711,519   4,132,199             0.0%
                  Hodogaya Chemical Co., Ltd.                                         127,799   3,961,176             0.0%
#                 Hokkaido Coca-Cola Bottling Co., Ltd.                               448,000   2,827,747             0.0%
                  Hokkan Holdings, Ltd.                                             1,008,000   4,623,727             0.0%
#                 Hokko Chemical Industry Co., Ltd.                                   482,000   2,066,725             0.0%
                  Hokkoku Bank, Ltd. (The)                                          5,771,159  21,649,317             0.2%
                  Hokuetsu Bank, Ltd. (The)                                           425,600  10,433,561             0.1%
                  Hokuetsu Kishu Paper Co., Ltd.                                    3,848,674  26,837,779             0.2%
                  Hokuhoku Financial Group, Inc.                                      294,600   4,627,417             0.0%
#                 Hokuriku Electrical Construction Co., Ltd.                           67,900     527,381             0.0%
                  Honeys Holdings Co., Ltd.                                           167,100   1,683,208             0.0%
                  Hoosiers Holdings                                                   803,600   4,628,437             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Hosiden Corp.                                                       293,400 $ 3,232,211             0.0%
                  Hosokawa Micron Corp.                                                37,000   1,360,191             0.0%
                  Hurxley Corp.                                                         9,800     101,921             0.0%
                  Hyakugo Bank, Ltd. (The)                                          2,771,855  11,196,271             0.1%
                  Hyakujushi Bank, Ltd. (The)                                       4,116,000  13,637,613             0.1%
                  I-O Data Device, Inc.                                               115,000   1,179,506             0.0%
                  Ibiden Co., Ltd.                                                  1,355,800  23,865,560             0.2%
                  IBJ Leasing Co., Ltd.                                               131,700   2,864,361             0.0%
                  Ichikawa Co., Ltd.                                                  146,000     387,874             0.0%
*                 Ihara Chemical Industry Co., Ltd.                                   635,400   5,754,139             0.1%
                  Iino Kaiun Kaisha, Ltd.                                             419,900   1,733,858             0.0%
#                 IJT Technology Holdings Co., Ltd.                                   288,160   1,630,472             0.0%
#                 Ikegami Tsushinki Co., Ltd.                                         673,000     887,599             0.0%
                  Imasen Electric Industrial                                          355,999   3,369,524             0.0%
                  Inaba Seisakusho Co., Ltd.                                           34,200     418,099             0.0%
                  Inabata & Co., Ltd.                                               1,353,400  16,724,187             0.1%
                  Ines Corp.                                                        1,004,900   9,392,452             0.1%
#                 Innotech Corp.                                                      279,400   1,621,235             0.0%
                  Inui Global Logistics Co., Ltd.                                     126,085   1,031,447             0.0%
                  Ise Chemicals Corp.                                                  24,000     101,172             0.0%
                  Iseki & Co., Ltd.                                                 2,115,000   4,348,084             0.0%
*                 Ishihara Sangyo Kaisha, Ltd.                                        706,400   6,916,846             0.1%
#                 Ishizuka Glass Co., Ltd.                                            613,000   1,182,720             0.0%
                  Itochu Enex Co., Ltd.                                               690,200   5,753,875             0.1%
                  Itochu-Shokuhin Co., Ltd.                                            29,200   1,221,583             0.0%
                  Itoham Yonekyu Holdings, Inc.                                       562,069   5,194,743             0.0%
#                 Itoki Corp.                                                         939,747   5,956,032             0.1%
                  IwaiCosmo Holdings, Inc.                                            302,200   2,898,973             0.0%
                  Iwaki & Co., Ltd.                                                   783,000   2,080,716             0.0%
                  Iwasaki Electric Co., Ltd.                                        1,936,000   2,865,016             0.0%
                  Iwatsu Electric Co., Ltd.                                         1,400,000   1,030,544             0.0%
*                 Izutsuya Co., Ltd.                                                   41,799     168,373             0.0%
                  J-Oil Mills, Inc.                                                   221,900   8,617,422             0.1%
                  Jaccs Co., Ltd.                                                   1,343,000   5,763,535             0.1%
                  Jafco Co., Ltd.                                                     219,400   7,815,042             0.1%
                  Janome Sewing Machine Co., Ltd.                                     237,600   1,655,767             0.0%
                  Japan Asia Group, Ltd.                                              261,300     892,971             0.0%
#*                Japan Display, Inc.                                               7,983,600  18,047,247             0.1%
*                 Japan Drilling Co., Ltd.                                              7,100     135,943             0.0%
                  Japan Foundation Engineering Co., Ltd.                              366,200   1,139,427             0.0%
#                 Japan Medical Dynamic Marketing, Inc.                               202,600   1,395,297             0.0%
                  Japan Oil Transportation Co., Ltd.                                   55,400   1,264,632             0.0%
                  Japan Pulp & Paper Co., Ltd.                                      1,593,000   5,534,040             0.1%
                  Japan Radio Co., Ltd.                                                56,300     728,985             0.0%
                  Japan Transcity Corp.                                               995,000   4,204,205             0.0%
                  Japan Wool Textile Co., Ltd. (The)                                  588,100   4,612,632             0.0%
                  Jimoto Holdings, Inc.                                               734,600   1,305,534             0.0%
                  JK Holdings Co., Ltd.                                               116,200     693,348             0.0%
                  JMS Co., Ltd.                                                       758,000   2,250,121             0.0%
                  Joban Kosan Co., Ltd.                                                 5,500      86,267             0.0%
                  Joshin Denki Co., Ltd.                                              187,000   1,991,648             0.0%
                  Juroku Bank, Ltd. (The)                                           6,145,000  19,524,404             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
#                 JVC Kenwood Corp.                                                 2,601,300 $ 6,934,015             0.1%
                  K&O Energy Group, Inc.                                              311,200   4,829,961             0.0%
                  Kaga Electronics Co., Ltd.                                          430,900   7,973,469             0.1%
                  Kamei Corp.                                                         782,000   8,617,286             0.1%
                  Kanaden Corp.                                                       453,500   4,392,967             0.0%
                  Kanagawa Chuo Kotsu Co., Ltd.                                         2,000      12,812             0.0%
                  Kandenko Co., Ltd.                                                1,211,000  12,037,671             0.1%
                  Kanematsu Corp.                                                   3,471,000   7,072,607             0.1%
                  Kansai Urban Banking Corp.                                          176,400   2,197,893             0.0%
                  Kasai Kogyo Co., Ltd.                                                24,600     305,474             0.0%
                  Katakura & Co-op Agri Corp.                                         149,000     324,856             0.0%
                  Katakura Industries Co., Ltd.                                        19,700     241,786             0.0%
                  Kato Sangyo Co., Ltd.                                                17,900     439,020             0.0%
#                 Kato Works Co., Ltd.                                                306,373   7,963,820             0.1%
#                 KAWADA TECHNOLOGIES, Inc.                                            71,700   4,641,373             0.0%
                  Kawagishi Bridge Works Co., Ltd.                                      4,000      33,194             0.0%
                  Kawai Musical Instruments Manufacturing Co., Ltd.                       800      16,753             0.0%
*                 Kawasaki Kisen Kaisha, Ltd.                                       4,351,000  11,440,194             0.1%
                  Kawasumi Laboratories, Inc.                                         332,100   2,111,385             0.0%
                  Keihanshin Building Co., Ltd.                                       739,400   4,232,241             0.0%
#                 Keihin Co., Ltd.                                                    499,000     689,534             0.0%
                  Keihin Corp.                                                        941,100  14,808,148             0.1%
                  Keiyo Bank, Ltd. (The)                                            3,705,000  16,138,619             0.1%
*                 KI Holdings Co., Ltd.                                                60,000     157,090             0.0%
                  Kimoto Co., Ltd.                                                     90,900     177,705             0.0%
                  Kimura Unity Co., Ltd.                                                9,500      97,328             0.0%
*                 Kinki Sharyo Co., Ltd. (The)                                          3,400      75,420             0.0%
                  Kintetsu World Express, Inc.                                        230,800   3,577,908             0.0%
                  Kissei Pharmaceutical Co., Ltd.                                      80,200   2,092,816             0.0%
                  Kita-Nippon Bank, Ltd. (The)                                        174,900   5,048,050             0.0%
                  Kitagawa Iron Works Co., Ltd.                                       175,200   3,383,871             0.0%
                  Kitano Construction Corp.                                           800,000   2,165,785             0.0%
#                 Kitz Corp.                                                          745,200   5,218,122             0.0%
                  Kiyo Bank, Ltd. (The)                                               432,500   6,756,147             0.1%
                  Koa Corp.                                                           608,089  10,306,819             0.1%
                  Koatsu Gas Kogyo Co., Ltd.                                           71,000     470,988             0.0%
#                 Kohnan Shoji Co., Ltd.                                              922,700  17,805,612             0.1%
                  Koike Sanso Kogyo Co., Ltd.                                           3,000       7,806             0.0%
*                 Kojima Co., Ltd.                                                    815,300   2,157,286             0.0%
                  Kokuyo Co., Ltd.                                                  1,362,411  17,692,682             0.1%
                  KOMAIHALTEC, Inc.                                                    79,500   1,490,713             0.0%
                  Komatsu Seiren Co., Ltd.                                            485,100   3,040,190             0.0%
                  Komatsu Wall Industry Co., Ltd.                                     161,100   2,954,805             0.0%
#                 Komehyo Co., Ltd.                                                   105,000     997,557             0.0%
                  Komeri Co., Ltd.                                                    247,000   6,063,937             0.1%
                  Komori Corp.                                                        628,000   8,299,779             0.1%
                  Konaka Co., Ltd.                                                    598,849   3,201,580             0.0%
                  Konishi Co., Ltd.                                                   452,500   5,778,289             0.1%
                  Konoike Transport Co., Ltd.                                          71,100     966,491             0.0%
*                 Kosaido Co., Ltd.                                                     4,100      13,867             0.0%
                  Krosaki Harima Corp.                                              1,295,000   5,031,246             0.0%
                  KRS Corp.                                                           134,500   3,039,346             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
#                 KU Holdings Co., Ltd.                                               323,200 $ 2,738,345             0.0%
                  Kurabo Industries, Ltd.                                           6,217,000  13,880,180             0.1%
                  Kureha Corp.                                                        270,500  11,989,510             0.1%
                  Kurimoto, Ltd.                                                      231,500   4,566,022             0.0%
                  Kuroda Electric Co., Ltd.                                             3,700      77,189             0.0%
                  KYB Corp.                                                         3,403,000  16,808,903             0.1%
                  Kyodo Printing Co., Ltd.                                          2,104,000   6,969,541             0.1%
                  Kyoei Steel, Ltd.                                                   603,000   9,749,802             0.1%
#                 Kyokuto Boeki Kaisha, Ltd.                                           46,000     101,518             0.0%
                  Kyokuto Kaihatsu Kogyo Co., Ltd.                                    888,250  14,661,451             0.1%
                  Kyoritsu Printing Co., Ltd.                                           5,000      15,433             0.0%
                  Kyosan Electric Manufacturing Co., Ltd.                             722,000   2,940,062             0.0%
                  Kyowa Electronics Instruments Co., Ltd.                             128,400     538,104             0.0%
                  Kyowa Leather Cloth Co., Ltd.                                       350,900   2,784,423             0.0%
                  Kyudenko Corp.                                                      238,100   6,822,940             0.1%
                  Kyushu Financial Group, Inc.                                      4,007,395  24,986,554             0.2%
#                 LEC, Inc.                                                           217,800   4,350,546             0.0%
                  Lonseal Corp.                                                         9,400     225,074             0.0%
#                 Look, Inc.                                                        1,071,000   1,970,697             0.0%
                  Macnica Fuji Electronics Holdings, Inc.                             764,950  10,862,992             0.1%
                  Maeda Corp.                                                         981,000   9,021,472             0.1%
                  Maeda Road Construction Co., Ltd.                                   194,000   3,577,262             0.0%
                  Maezawa Industries, Inc.                                            157,000     466,353             0.0%
                  Maezawa Kasei Industries Co., Ltd.                                  127,300   1,353,022             0.0%
                  Maezawa Kyuso Industries Co., Ltd.                                  128,000   1,790,011             0.0%
                  Makino Milling Machine Co., Ltd.                                  1,206,000  10,744,041             0.1%
                  Mamiya-Op Co., Ltd.                                                   4,100      43,379             0.0%
#                 Marubun Corp.                                                       431,000   2,703,584             0.0%
                  Marudai Food Co., Ltd.                                            3,101,000  14,196,874             0.1%
                  Maruka Machinery Co., Ltd.                                           38,700     632,763             0.0%
                  Maruwa Co., Ltd.                                                    107,700   3,846,201             0.0%
#                 Maruyama Manufacturing Co., Inc.                                     30,400     486,585             0.0%
                  Maruzen Co., Ltd.                                                    21,000     230,509             0.0%
                  Maruzen Showa Unyu Co., Ltd.                                      1,504,000   5,923,309             0.1%
                  Matsuda Sangyo Co., Ltd.                                             96,500   1,292,669             0.0%
                  Matsui Construction Co., Ltd.                                       406,900   3,499,825             0.0%
                  Maxvalu Nishinihon Co., Ltd.                                          1,500      21,938             0.0%
#                 Maxvalu Tokai Co., Ltd.                                              99,000   1,696,590             0.0%
*                 Megachips Corp.                                                      10,700     282,056             0.0%
#*                Meiko Electronics Co., Ltd.                                         278,400   2,154,600             0.0%
                  Meisei Industrial Co., Ltd.                                         286,700   1,630,410             0.0%
#                 Meiwa Corp.                                                         364,400   1,353,769             0.0%
#                 Meiwa Estate Co., Ltd.                                              353,500   2,277,379             0.0%
                  Melco Holdings, Inc.                                                 17,000     481,236             0.0%
#                 Michinoku Bank, Ltd. (The)                                        3,176,000   5,336,412             0.0%
                  Mie Bank, Ltd. (The)                                                 81,000   1,688,937             0.0%
                  Mikuni Corp.                                                        379,300   1,471,051             0.0%
                  Mimasu Semiconductor Industry Co., Ltd.                             417,000   6,459,155             0.1%
                  Minato Bank, Ltd. (The)                                             271,700   5,154,628             0.0%
                  Ministop Co., Ltd.                                                  146,600   2,802,124             0.0%
                  Mirait Holdings Corp.                                             1,086,940  11,297,038             0.1%
#                 Misawa Homes Co., Ltd.                                              366,100   3,384,548             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
JAPAN -- (Continued)
                  Mitani Corp.                                                          40,100 $ 1,250,610             0.0%
                  Mitani Sangyo Co., Ltd.                                                6,700      23,155             0.0%
                  Mito Securities Co., Ltd.                                            935,700   2,470,149             0.0%
                  Mitsuba Corp.                                                         63,700   1,206,718             0.0%
*                 Mitsubishi Paper Mills, Ltd.                                         634,500   4,369,009             0.0%
                  Mitsubishi Steel Manufacturing Co., Ltd.                           3,566,000   7,457,144             0.1%
                  Mitsui Engineering & Shipbuilding Co., Ltd.                       14,505,000  22,266,768             0.2%
                  Mitsui High-Tec, Inc.                                                737,000   6,985,004             0.1%
                  Mitsui Home Co., Ltd.                                                220,000   1,331,131             0.0%
                  Mitsui Matsushima Co., Ltd.                                          250,100   3,189,183             0.0%
                  Mitsui Mining & Smelting Co., Ltd.                                 4,232,000  14,279,393             0.1%
                  Mitsui Sugar Co., Ltd.                                                49,900   1,230,256             0.0%
                  Mitsui-Soko Holdings Co., Ltd.                                     2,145,000   6,313,756             0.1%
                  Mitsumura Printing Co., Ltd.                                          46,000     106,493             0.0%
                  Mitsuuroko Group Holdings Co., Ltd.                                  766,900   4,843,667             0.0%
                  Miyaji Engineering Group, Inc.                                       378,000     728,037             0.0%
                  Miyazaki Bank, Ltd. (The)                                          3,952,260  12,142,879             0.1%
                  Miyoshi Oil & Fat Co., Ltd.                                          661,000     818,091             0.0%
                  Mizuno Corp.                                                       1,166,395   6,030,675             0.1%
                  Monex Group, Inc.                                                     93,500     234,121             0.0%
                  Morinaga Milk Industry Co., Ltd.                                     196,000   1,549,402             0.0%
                  Mory Industries, Inc.                                                135,200   2,712,518             0.0%
                  Mr Max Corp.                                                         575,500   2,404,570             0.0%
                  Murakami Corp.                                                        31,700     612,535             0.0%
                  Musashino Bank, Ltd. (The)                                           694,600  20,211,373             0.2%
                  Nachi-Fujikoshi Corp.                                                273,000   1,455,692             0.0%
                  Nafco Co., Ltd.                                                       30,900     491,537             0.0%
#                 Nagano Bank, Ltd. (The)                                              129,299   2,309,280             0.0%
                  Nagano Keiki Co., Ltd.                                                20,400     130,289             0.0%
                  Nagase & Co., Ltd.                                                   910,800  13,207,364             0.1%
#                 Nakabayashi Co., Ltd.                                              1,035,000   2,469,781             0.0%
                  Nakano Corp.                                                          39,200     229,649             0.0%
#                 Nakayama Steel Works, Ltd.                                           176,500   1,115,741             0.0%
                  Nakayo, Inc.                                                          50,000     159,631             0.0%
                  Namura Shipbuilding Co., Ltd.                                        305,252   1,972,132             0.0%
                  Nanto Bank, Ltd. (The)                                               263,900   9,986,500             0.1%
                  Narasaki Sangyo Co., Ltd.                                             71,000     184,657             0.0%
#                 NDS Co., Ltd.                                                         87,699   2,250,683             0.0%
                  NEC Capital Solutions, Ltd.                                          220,000   3,553,901             0.0%
                  Neturen Co., Ltd.                                                    786,200   6,493,664             0.1%
                  Nice Holdings, Inc.                                                1,323,000   1,840,883             0.0%
                  Nichia Steel Works, Ltd.                                             776,800   1,812,590             0.0%
                  Nichiban Co., Ltd.                                                   502,000   3,908,127             0.0%
                  Nichicon Corp.                                                     1,555,800  14,798,061             0.1%
                  Nichiden Corp.                                                        15,600     478,771             0.0%
                  Nichiha Corp.                                                         61,600   1,932,374             0.0%
                  Nichimo Co., Ltd.                                                    710,000   1,120,898             0.0%
                  Nichireki Co., Ltd.                                                  676,500   5,848,177             0.1%
                  Nichirin Co., Ltd.                                                    36,800     686,479             0.0%
                  Nihon Dempa Kogyo Co., Ltd.                                          462,400   3,345,149             0.0%
                  Nihon Eslead Corp.                                                   157,300   2,094,458             0.0%
                  Nihon Kagaku Sangyo Co., Ltd.                                         14,600     182,515             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Nihon Nohyaku Co., Ltd.                                              98,700 $   633,358             0.0%
#                 Nihon Plast Co., Ltd.                                               114,300   1,403,956             0.0%
                  Nihon Tokushu Toryo Co., Ltd.                                       139,200   2,122,232             0.0%
                  Nihon Yamamura Glass Co., Ltd.                                    1,675,000   2,812,374             0.0%
                  Nikkiso Co., Ltd.                                                    39,300     401,332             0.0%
                  Nikko Co., Ltd.                                                     125,400   2,254,063             0.0%
                  Nikkon Holdings Co., Ltd.                                         1,068,500  22,341,280             0.2%
                  Nippi, Inc.                                                          35,000     264,608             0.0%
                  Nippo Corp.                                                         598,000  11,521,153             0.1%
                  Nippon Beet Sugar Manufacturing Co., Ltd.                           256,000   5,349,040             0.0%
                  Nippon Carbide Industries Co., Inc.                                 784,000   1,152,720             0.0%
                  Nippon Carbon Co., Ltd.                                           1,375,000   3,871,633             0.0%
                  Nippon Chemi-Con Corp.                                            3,965,000  13,453,476             0.1%
                  Nippon Chemical Industrial Co., Ltd.                              2,426,000   4,963,713             0.0%
                  Nippon Coke & Engineering Co., Ltd.                               2,463,800   2,187,248             0.0%
#                 Nippon Concrete Industries Co., Ltd.                                880,100   2,761,582             0.0%
                  Nippon Denko Co., Ltd.                                            2,637,660   8,046,839             0.1%
                  Nippon Densetsu Kogyo Co., Ltd.                                     224,100   4,429,622             0.0%
                  Nippon Felt Co., Ltd.                                                73,100     333,297             0.0%
                  Nippon Fine Chemical Co., Ltd.                                      232,500   1,965,934             0.0%
                  Nippon Flour Mills Co., Ltd.                                        671,300  10,070,876             0.1%
                  Nippon Hume Corp.                                                   604,000   3,682,141             0.0%
                  Nippon Kinzoku Co., Ltd.                                            149,300   1,904,489             0.0%
                  Nippon Kodoshi Corp.                                                 28,400     245,526             0.0%
                  Nippon Koei Co., Ltd.                                               338,500   9,067,366             0.1%
#                 Nippon Koshuha Steel Co., Ltd.                                      950,000     699,323             0.0%
                  Nippon Light Metal Holdings Co., Ltd.                             6,454,200  14,420,483             0.1%
#                 Nippon Paper Industries Co., Ltd.                                   984,900  18,620,458             0.1%
                  Nippon Pillar Packing Co., Ltd.                                     392,300   5,499,711             0.1%
                  Nippon Piston Ring Co., Ltd.                                        208,300   4,459,235             0.0%
                  Nippon Rietec Co., Ltd.                                              48,300     504,182             0.0%
                  Nippon Road Co., Ltd. (The)                                       2,173,000   9,748,237             0.1%
                  Nippon Seiki Co., Ltd.                                              208,000   4,334,768             0.0%
#                 Nippon Seisen Co., Ltd.                                             282,000   1,722,567             0.0%
#*                Nippon Sheet Glass Co., Ltd.                                      1,526,499  11,876,308             0.1%
                  Nippon Signal Co., Ltd.                                             602,000   5,770,396             0.1%
                  Nippon Soda Co., Ltd.                                             2,573,000  13,942,174             0.1%
                  Nippon Steel & Sumikin Bussan Corp.                                 340,480  14,011,550             0.1%
#                 Nippon Systemware Co., Ltd.                                         115,100   1,619,399             0.0%
                  Nippon Thompson Co., Ltd.                                         1,250,700   6,818,490             0.1%
#                 Nippon View Hotel Co., Ltd.                                          61,300     749,040             0.0%
                  Nippon Yakin Kogyo Co., Ltd.                                      4,559,100   8,218,681             0.1%
                  Nishi-Nippon Financial Holdings, Inc.                               449,300   4,284,278             0.0%
                  Nishikawa Rubber Co., Ltd.                                            9,400     149,681             0.0%
                  Nishimatsu Construction Co., Ltd.                                 1,886,073   9,593,654             0.1%
                  Nissan Shatai Co., Ltd.                                              86,000     809,754             0.0%
                  Nissan Tokyo Sales Holdings Co., Ltd.                               201,200     839,210             0.0%
                  Nissei Plastic Industrial Co., Ltd.                                 283,800   2,704,217             0.0%
                  Nisshin Fudosan Co.                                                 996,400   5,635,612             0.1%
                  Nisshin Oillio Group, Ltd. (The)                                  3,373,000  19,960,872             0.2%
#                 Nisshin Steel Co., Ltd.                                             373,700   4,564,012             0.0%
                  Nisshinbo Holdings, Inc.                                          1,850,900  18,920,169             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Nissin Corp.                                                      1,119,000 $ 3,769,194             0.0%
                  Nissin Kogyo Co., Ltd.                                              358,600   6,166,413             0.1%
#                 Nissin Sugar Co., Ltd.                                              362,900   6,095,680             0.1%
                  Nissui Pharmaceutical Co., Ltd.                                     108,700   1,362,446             0.0%
                  Nitta Gelatin, Inc.                                                   3,600      23,803             0.0%
                  Nittan Valve Co., Ltd.                                              190,200     670,661             0.0%
                  Nittetsu Mining Co., Ltd.                                           197,800  10,542,431             0.1%
#                 Nitto FC Co., Ltd.                                                  163,300   1,320,183             0.0%
                  Nitto Fuji Flour Milling Co., Ltd.                                   32,800   1,143,850             0.0%
                  Nitto Kogyo Corp.                                                    74,200   1,069,284             0.0%
                  Nitto Seiko Co., Ltd.                                               346,000   1,422,000             0.0%
                  Nittoc Construction Co., Ltd.                                        22,400      90,060             0.0%
                  Noda Corp.                                                           49,400     388,800             0.0%
                  Nohmi Bosai, Ltd.                                                    13,900     192,985             0.0%
                  Noritake Co., Ltd.                                                  130,500   3,501,213             0.0%
#                 Noritsu Koki Co., Ltd.                                              499,800   3,843,250             0.0%
                  Noritz Corp.                                                        252,900   4,918,408             0.0%
                  North Pacific Bank, Ltd.                                          6,172,900  23,539,775             0.2%
                  NS United Kaiun Kaisha, Ltd.                                      3,226,000   6,890,463             0.1%
                  NTN Corp.                                                         1,383,000   7,049,486             0.1%
#                 Obayashi Road Corp.                                                 672,700   4,094,349             0.0%
                  Odelic Co., Ltd.                                                      2,000      70,132             0.0%
                  Oenon Holdings, Inc.                                                515,000   1,141,208             0.0%
                  Ogaki Kyoritsu Bank, Ltd. (The)                                   6,587,000  19,232,600             0.1%
                  Ohashi Technica, Inc.                                                32,900     407,084             0.0%
#                 Oita Bank, Ltd. (The)                                             3,928,000  15,201,676             0.1%
                  Okabe Co., Ltd.                                                      10,100      90,521             0.0%
#                 Okamoto Machine Tool Works, Ltd.                                    124,000     178,148             0.0%
                  Okamura Corp.                                                        44,700     395,792             0.0%
                  Okasan Securities Group, Inc.                                       478,000   2,787,245             0.0%
#                 OKK Corp.                                                         1,911,000   1,990,184             0.0%
                  Okumura Corp.                                                       351,000   2,169,348             0.0%
                  Okura Industrial Co., Ltd.                                        1,138,000   5,388,167             0.0%
                  Okuwa Co., Ltd.                                                     191,000   2,018,247             0.0%
                  Olympic Group Corp.                                                 316,200   1,595,150             0.0%
                  ONO Sokki Co., Ltd.                                                  71,600     509,655             0.0%
#                 Onoken Co., Ltd.                                                    387,500   5,372,071             0.0%
                  Onward Holdings Co., Ltd.                                         2,258,000  16,779,569             0.1%
                  Organo Corp.                                                        200,000     917,126             0.0%
                  Origin Electric Co., Ltd.                                           434,000   1,225,599             0.0%
                  Osaka Organic Chemical Industry, Ltd.                               179,500   2,074,306             0.0%
                  Osaka Steel Co., Ltd.                                               546,800  10,349,756             0.1%
                  Osaki Electric Co., Ltd.                                            439,000   3,563,598             0.0%
#                 OUG Holdings, Inc.                                                   41,000      95,654             0.0%
                  Oyo Corp.                                                           138,300   1,755,236             0.0%
                  Pacific Industrial Co., Ltd.                                      1,026,100  14,427,985             0.1%
                  PALTAC Corp.                                                        288,800   8,524,647             0.1%
#                 PanaHome Corp.                                                      160,000   1,777,605             0.0%
                  Parco Co., Ltd.                                                     316,100   3,288,400             0.0%
                  Parker Corp.                                                          3,000      14,235             0.0%
                  Pegasus Sewing Machine Manufacturing Co., Ltd.                       26,500     204,565             0.0%
                  Piolax, Inc.                                                        603,700  13,882,750             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
*                 Pioneer Corp.                                                     1,087,400 $ 1,962,744             0.0%
                  Pocket Card Co., Ltd.                                               198,800   1,225,408             0.0%
                  Press Kogyo Co., Ltd.                                             2,661,500  12,916,105             0.1%
#                 PS Mitsubishi Construction Co., Ltd.                                257,400     981,406             0.0%
                  Punch Industry Co., Ltd.                                             21,300     209,045             0.0%
                  Raysum Co., Ltd.                                                     24,100     221,015             0.0%
                  Regal Corp.                                                           5,000      12,827             0.0%
                  Rengo Co., Ltd.                                                   4,262,000  25,771,991             0.2%
                  Rheon Automatic Machinery Co., Ltd.                                 220,600   2,113,581             0.0%
                  Rhythm Watch Co., Ltd.                                            2,492,000   4,221,210             0.0%
                  Ricoh Leasing Co., Ltd.                                             381,400  12,355,904             0.1%
#                 Right On Co., Ltd.                                                  375,900   3,226,774             0.0%
                  Riken Corp.                                                         100,100   4,380,904             0.0%
                  Riken Keiki Co., Ltd.                                               134,800   2,001,805             0.0%
#                 Riken Technos Corp.                                               1,014,000   4,860,106             0.0%
                  Riso Kagaku Corp.                                                   331,164   5,828,594             0.1%
                  Round One Corp.                                                     458,300   3,914,123             0.0%
                  Ryobi, Ltd.                                                       3,399,000  14,954,644             0.1%
                  Ryoden Corp.                                                        779,000   4,928,133             0.0%
                  Ryosan Co., Ltd.                                                    320,100  10,473,291             0.1%
                  Ryoyo Electro Corp.                                                 373,200   5,466,274             0.1%
                  Sakai Chemical Industry Co., Ltd.                                 2,581,000   8,844,212             0.1%
                  Sakai Heavy Industries, Ltd.                                        702,000   1,928,282             0.0%
                  Sakai Ovex Co., Ltd.                                                100,600   1,581,399             0.0%
                  Sala Corp.                                                          163,400     924,589             0.0%
#                 SAMTY Co., Ltd.                                                     302,700   3,008,117             0.0%
                  San Holdings, Inc.                                                   76,800   1,119,148             0.0%
                  San-Ai Oil Co., Ltd.                                              1,292,000  10,974,881             0.1%
                  San-In Godo Bank, Ltd. (The)                                      4,132,900  33,650,357             0.2%
#*                Sanden Holdings Corp.                                             2,980,000   9,258,483             0.1%
*                 Sanken Electric Co., Ltd.                                         1,196,000   5,500,313             0.1%
                  Sanki Engineering Co., Ltd.                                       1,296,700  11,218,659             0.1%
                  Sanko Metal Industrial Co., Ltd.                                      8,300     223,794             0.0%
                  Sankyo Seiko Co., Ltd.                                              548,800   1,894,223             0.0%
#                 Sankyo Tateyama, Inc.                                               432,100   6,322,764             0.1%
                  Sanoh Industrial Co., Ltd.                                          427,700   3,065,134             0.0%
#                 Sanoyas Holdings Corp.                                              145,500     364,163             0.0%
                  Sansei Technologies, Inc.                                            26,000     231,832             0.0%
#                 Sansha Electric Manufacturing Co., Ltd.                             157,900     713,865             0.0%
                  Sanshin Electronics Co., Ltd.                                       370,500   4,374,551             0.0%
                  Sanyei Corp.                                                            400      12,906             0.0%
                  Sanyo Chemical Industries, Ltd.                                     148,400   6,654,603             0.1%
                  Sanyo Denki Co., Ltd.                                               337,000   2,778,353             0.0%
                  Sanyo Engineering & Construction, Inc.                              147,900     877,758             0.0%
                  Sanyo Housing Nagoya Co., Ltd.                                        9,000      81,638             0.0%
                  Sanyo Industries, Ltd.                                              619,000   1,088,030             0.0%
#                 Sanyo Shokai, Ltd.                                                1,827,628   2,692,984             0.0%
                  Sanyo Special Steel Co., Ltd.                                     2,864,000  15,756,968             0.1%
                  Sata Construction Co., Ltd.                                          25,100      95,947             0.0%
                  Sato Shoji Corp.                                                    177,800   1,378,075             0.0%
#                 Satori Electric Co., Ltd.                                            68,160     497,057             0.0%
#                 Sawada Holdings Co., Ltd.                                            35,500     319,582             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
#                 Saxa Holdings, Inc.                                               1,688,000 $ 3,197,020             0.0%
                  SBS Holdings, Inc.                                                  130,500     942,198             0.0%
#                 Scroll Corp.                                                        618,800   1,983,910             0.0%
#                 Seibu Electric Industry Co., Ltd.                                    47,000     973,298             0.0%
                  Seika Corp.                                                         598,000   1,872,368             0.0%
                  Seikitokyu Kogyo Co., Ltd.                                          179,400     966,505             0.0%
#                 Seiko Holdings Corp.                                              3,508,000  14,612,875             0.1%
                  Seino Holdings Co., Ltd.                                            532,419   6,166,414             0.1%
                  Sekisui Jushi Corp.                                                 498,000   8,782,135             0.1%
                  Sekisui Plastics Co., Ltd.                                          731,000   5,338,727             0.0%
                  Senko Group Holdings Co., Ltd.                                      198,080   1,289,893             0.0%
#                 Senshu Electric Co., Ltd.                                            77,000   1,389,503             0.0%
                  Senshu Ikeda Holdings, Inc.                                       4,317,000  18,204,067             0.1%
#                 Senshukai Co., Ltd.                                                 233,000   1,707,687             0.0%
                  Shibaura Electronics Co., Ltd.                                       10,000     236,811             0.0%
#                 Shibaura Mechatronics Corp.                                         661,000   1,623,560             0.0%
                  Shibusawa Warehouse Co., Ltd. (The)                                 432,000   1,327,980             0.0%
#                 Shiga Bank, Ltd. (The)                                            2,476,000  12,939,000             0.1%
#                 Shikibo, Ltd.                                                     3,276,000   3,937,731             0.0%
                  Shikoku Bank, Ltd. (The)                                          2,864,000   8,249,775             0.1%
                  Shima Seiki Manufacturing, Ltd.                                     141,600   5,134,022             0.0%
                  Shimachu Co., Ltd.                                                1,191,000  27,540,595             0.2%
                  Shimane Bank, Ltd. (The)                                             17,400     210,605             0.0%
                  Shimizu Bank, Ltd. (The)                                            195,600   6,067,954             0.1%
                  Shimojima Co., Ltd.                                                   3,400      34,555             0.0%
                  Shin Nippon Air Technologies Co., Ltd.                              310,120   4,091,826             0.0%
                  Shin-Etsu Polymer Co., Ltd.                                         516,900   3,904,004             0.0%
                  Shinagawa Refractories Co., Ltd.                                  1,367,000   3,703,185             0.0%
                  Shindengen Electric Manufacturing Co., Ltd.                         852,000   3,954,485             0.0%
                  Shinko Electric Industries Co., Ltd.                              1,877,000  13,427,166             0.1%
                  Shinko Plantech Co., Ltd.                                            12,400      92,721             0.0%
                  Shinko Shoji Co., Ltd.                                              486,700   5,696,676             0.1%
                  Shinko Wire Co., Ltd.                                               517,000     649,550             0.0%
                  Shinmaywa Industries, Ltd.                                        2,421,000  20,402,872             0.2%
                  Shinnihon Corp.                                                     492,700   3,872,979             0.0%
#                 Shinsho Corp.                                                        81,999   1,841,731             0.0%
                  Shizuoka Gas Co., Ltd.                                              602,600   4,094,985             0.0%
                  Shobunsha Publications, Inc.                                          5,800      38,311             0.0%
#                 Shoei Foods Corp.                                                   133,300   3,002,123             0.0%
*                 Showa Corp.                                                       1,083,400   9,244,844             0.1%
*                 Showa Denko K.K.                                                  1,459,700  27,880,159             0.2%
                  Sinanen Holdings Co., Ltd.                                          195,300   3,903,048             0.0%
                  Sintokogio, Ltd.                                                    778,762   6,780,899             0.1%
                  SK-Electronics Co., Ltd.                                             49,000     520,787             0.0%
                  SKY Perfect JSAT Holdings, Inc.                                   2,197,800  10,078,788             0.1%
                  SMK Corp.                                                            65,000     223,994             0.0%
                  SNT Corp.                                                           596,300   3,783,044             0.0%
                  Soda Nikka Co., Ltd.                                                280,000   1,288,419             0.0%
                  Sodick Co., Ltd.                                                    306,800   2,990,928             0.0%
                  Soft99 Corp.                                                         38,900     293,518             0.0%
                  SPK Corp.                                                            17,118     392,256             0.0%
                  Starzen Co., Ltd.                                                     1,200      48,597             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Stella Chemifa Corp.                                                 24,300 $   640,620             0.0%
                  Subaru Enterprise Co., Ltd.                                         234,000   1,016,555             0.0%
                  Sugimoto & Co., Ltd.                                                 82,000   1,134,301             0.0%
#                 Suminoe Textile Co., Ltd.                                         1,734,000   3,859,676             0.0%
                  Sumitomo Bakelite Co., Ltd.                                       3,109,000  19,979,022             0.2%
                  Sumitomo Densetsu Co., Ltd.                                         191,700   2,209,994             0.0%
                  Sumitomo Precision Products Co., Ltd.                               851,000   2,770,831             0.0%
                  Sumitomo Riko Co., Ltd.                                             798,300   8,136,517             0.1%
                  Sumitomo Seika Chemicals Co., Ltd.                                   23,500   1,001,549             0.0%
                  Sumitomo Warehouse Co., Ltd. (The)                                2,557,000  15,516,519             0.1%
                  Sun-Wa Technos Corp.                                                166,400   1,818,873             0.0%
                  Suncall Corp.                                                        14,400      69,389             0.0%
#*                SWCC Showa Holdings Co., Ltd.                                     6,985,000   5,135,457             0.0%
                  T RAD Co., Ltd.                                                   1,573,000   4,674,318             0.0%
                  T&K Toka Co., Ltd.                                                  108,700   1,071,316             0.0%
                  Tabuchi Electric Co., Ltd.                                          141,000     416,328             0.0%
                  Tachi-S Co., Ltd.                                                   373,800   7,174,063             0.1%
                  Tachibana Eletech Co., Ltd.                                         354,920   4,345,877             0.0%
#                 Tachikawa Corp.                                                     199,600   1,617,596             0.0%
                  Taihei Dengyo Kaisha, Ltd.                                          535,000   5,311,644             0.0%
                  Taiheiyo Kouhatsu, Inc.                                           2,008,000   1,784,957             0.0%
                  Taiho Kogyo Co., Ltd.                                               508,900   6,665,861             0.1%
                  Taiko Bank, Ltd. (The)                                               71,000     154,918             0.0%
                  Taiyo Yuden Co., Ltd.                                               558,000   6,811,136             0.1%
                  Takachiho Koheki Co., Ltd.                                            3,400      30,924             0.0%
                  Takano Co., Ltd.                                                    240,200   2,150,718             0.0%
                  Takaoka Toko Co., Ltd.                                              101,944   1,546,717             0.0%
                  Takara Standard Co., Ltd.                                           437,553   7,260,722             0.1%
                  Takasago International Corp.                                         73,000   2,431,095             0.0%
                  Takasago Thermal Engineering Co., Ltd.                               92,400   1,429,539             0.0%
                  Takashima & Co., Ltd.                                                80,000     140,689             0.0%
#                 Take And Give Needs Co., Ltd.                                       293,790   2,429,729             0.0%
                  TAKEBISHI Corp.                                                      13,100     173,688             0.0%
                  Takeei Corp.                                                        178,500   1,582,712             0.0%
#                 Takigami Steel Construction Co., Ltd. (The)                         139,000     591,455             0.0%
#                 Takisawa Machine Tool Co., Ltd.                                     305,000     451,543             0.0%
                  Tamron Co., Ltd.                                                     51,600     965,151             0.0%
                  Tamura Corp.                                                      1,479,948   7,106,971             0.1%
                  Tatsuta Electric Wire and Cable Co., Ltd.                           408,300   2,010,449             0.0%
                  Tayca Corp.                                                         906,000   5,940,374             0.1%
                  TBK Co., Ltd.                                                       644,800   2,892,912             0.0%
#                 TECHNO ASSOCIE Co., Ltd.                                            166,200   1,745,097             0.0%
#                 Techno Ryowa, Ltd.                                                  225,570   1,752,212             0.0%
                  Teikoku Tsushin Kogyo Co., Ltd.                                     611,000   1,019,452             0.0%
                  Tenma Corp.                                                         448,300   8,348,862             0.1%
                  Teraoka Seisakusho Co., Ltd.                                         56,300     197,025             0.0%
#                 Tigers Polymer Corp.                                                309,100   2,010,264             0.0%
*                 Toa Corp.(6894508)                                                  544,900  10,022,892             0.1%
                  Toa Corp.(6894434)                                                   88,100     755,977             0.0%
#                 Toa Oil Co., Ltd.                                                 1,309,000   1,584,977             0.0%
                  TOA ROAD Corp.                                                    1,287,000   3,980,884             0.0%
                  Toabo Corp.                                                         110,800     547,155             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Toagosei Co., Ltd.                                                1,079,900 $12,686,859             0.1%
                  Tobu Store Co., Ltd.                                                  1,400      36,218             0.0%
                  Tochigi Bank, Ltd. (The)                                          2,849,000  13,606,844             0.1%
                  Toda Corp.                                                        1,335,000   8,241,157             0.1%
#                 Toda Kogyo Corp.                                                    869,000   2,043,083             0.0%
                  Toei Co., Ltd.                                                      310,000   2,685,303             0.0%
                  Toenec Corp.                                                      1,127,000   5,962,771             0.1%
                  Toho Bank, Ltd. (The)                                             5,184,000  19,033,480             0.1%
#                 Toho Holdings Co., Ltd.                                             135,600   2,948,090             0.0%
                  Toho Zinc Co., Ltd.                                               1,340,000   5,924,335             0.1%
#                 Tohoku Bank, Ltd. (The)                                           1,634,000   2,243,169             0.0%
                  Tohokushinsha Film Corp.                                             44,400     278,304             0.0%
                  Tohto Suisan Co., Ltd.                                               78,000   1,267,123             0.0%
                  Tokai Carbon Co., Ltd.                                            5,054,600  22,130,036             0.2%
#                 Tokai Lease Co., Ltd.                                               610,000   1,138,187             0.0%
                  Tokai Rika Co., Ltd.                                                473,000   8,805,605             0.1%
                  Tokushu Tokai Paper Co., Ltd.                                       185,922   6,858,226             0.1%
*                 Tokuyama Corp.                                                    1,519,074   7,478,438             0.1%
#                 Tokyo Electron Device, Ltd.                                         144,900   2,061,636             0.0%
                  Tokyo Energy & Systems, Inc.                                        712,000   5,989,843             0.1%
#                 Tokyo Keiki, Inc.                                                   618,000   1,286,405             0.0%
                  Tokyo Ohka Kogyo Co., Ltd.                                            4,600     149,119             0.0%
                  Tokyo Radiator Manufacturing Co., Ltd.                               25,700     236,860             0.0%
                  Tokyo Sangyo Co., Ltd.                                              543,100   2,187,350             0.0%
                  Tokyo Steel Manufacturing Co., Ltd.                                 166,800   1,242,844             0.0%
                  Tokyo Tekko Co., Ltd.                                             1,224,000   4,665,467             0.0%
                  Tokyo TY Financial Group, Inc.                                      428,157  12,459,485             0.1%
#                 Tokyu Recreation Co., Ltd.                                          222,328   1,602,541             0.0%
                  Toli Corp.                                                        1,121,000   3,734,643             0.0%
#                 Tomato Bank, Ltd.                                                   140,500   1,984,991             0.0%
                  Tomoe Corp.                                                         856,700   2,631,324             0.0%
                  Tomoe Engineering Co., Ltd.                                          75,800   1,215,544             0.0%
#                 Tomoku Co., Ltd.                                                  1,466,000   4,527,652             0.0%
                  TOMONY Holdings, Inc.                                             3,481,900  18,505,761             0.1%
                  Tonami Holdings Co., Ltd.                                         1,584,000   5,442,666             0.1%
                  Toppan Forms Co., Ltd.                                              846,500   8,541,847             0.1%
                  Topre Corp.                                                         102,100   2,721,813             0.0%
                  Topy Industries, Ltd.                                               533,100  14,522,453             0.1%
                  Torii Pharmaceutical Co., Ltd.                                      147,400   3,584,293             0.0%
                  Tosei Corp.                                                         419,700   2,967,544             0.0%
                  Toshiba Machine Co., Ltd.                                           681,000   2,829,556             0.0%
*                 Toshiba TEC Corp.                                                   385,000   2,016,476             0.0%
#                 Tosho Printing Co., Ltd.                                            315,000   1,421,488             0.0%
#                 Tottori Bank, Ltd. (The)                                            122,899   1,943,399             0.0%
                  Towa Bank, Ltd. (The)                                             6,230,000   6,488,782             0.1%
                  Towa Corp.                                                           90,608   1,537,858             0.0%
#                 Toyo Construction Co., Ltd.                                         978,100   3,520,048             0.0%
#                 Toyo Denki Seizo K.K.                                                61,200     902,047             0.0%
*                 Toyo Engineering Corp.                                              430,000   1,073,771             0.0%
                  Toyo Ink SC Holdings Co., Ltd.                                    3,305,000  16,251,015             0.1%
                  Toyo Kanetsu K.K.                                                 1,134,000   2,898,902             0.0%
                  Toyo Kohan Co., Ltd.                                              2,035,200   7,283,985             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Toyo Machinery & Metal Co., Ltd.                                    216,500 $ 1,348,915             0.0%
#                 Toyo Securities Co., Ltd.                                         1,216,000   2,917,336             0.0%
                  Toyo Tanso Co., Ltd.                                                226,100   3,603,478             0.0%
                  Toyo Wharf & Warehouse Co., Ltd.                                  1,124,000   1,755,087             0.0%
                  Toyobo Co., Ltd.                                                     82,000     145,049             0.0%
                  Trusco Nakayama Corp.                                                13,878     316,927             0.0%
                  TS Tech Co., Ltd.                                                   148,700   3,906,299             0.0%
                  TSI Holdings Co., Ltd.                                            1,643,620  10,977,081             0.1%
                  Tsubakimoto Kogyo Co., Ltd.                                          71,000     256,700             0.0%
#*                Tsudakoma Corp.                                                     886,000   1,375,285             0.0%
                  Tsukada Global Holdings, Inc.                                        33,800     177,372             0.0%
                  Tsukishima Kikai Co., Ltd.                                          315,800   3,402,597             0.0%
                  Tsukuba Bank, Ltd.                                                1,715,267   4,943,241             0.0%
                  Tsurumi Manufacturing Co., Ltd.                                     256,200   3,734,710             0.0%
                  Tsutsumi Jewelry Co., Ltd.                                          194,300   3,568,189             0.0%
                  TTK Co., Ltd.                                                       132,000     595,098             0.0%
                  TV Asahi Holdings Corp.                                             124,400   2,301,875             0.0%
                  Tv Tokyo Holdings Corp.                                             218,700   4,781,177             0.0%
                  TYK Corp.                                                           534,800     935,245             0.0%
#*                U-Shin, Ltd.                                                        626,400   4,340,176             0.0%
#                 UACJ Corp.                                                        3,654,000   9,695,271             0.1%
                  Ube Industries, Ltd.                                              9,416,200  21,890,399             0.2%
                  Uchida Yoko Co., Ltd.                                               284,200   6,515,002             0.1%
                  Ueki Corp.                                                          187,000     419,944             0.0%
                  UKC Holdings Corp.                                                  329,900   6,013,755             0.1%
*                 Uniden Holdings Corp.                                               205,000     298,137             0.0%
                  Unipres Corp.                                                       694,300  14,708,324             0.1%
                  United Super Markets Holdings, Inc.                                 243,500   2,368,615             0.0%
                  Universal Entertainment Corp.                                        66,200   1,984,690             0.0%
#                 Unizo Holdings Co., Ltd.                                             39,600   1,010,397             0.0%
                  Ushio, Inc.                                                         353,700   4,444,298             0.0%
                  Utoc Corp.                                                           74,300     287,189             0.0%
#                 Vital KSK Holdings, Inc.                                            290,315   2,559,423             0.0%
                  Wacoal Holdings Corp.                                             1,501,000  19,027,994             0.1%
                  Wakachiku Construction Co., Ltd.                                    329,000     430,741             0.0%
                  Wakita & Co., Ltd.                                                  801,100   9,237,157             0.1%
                  Warabeya Nichiyo Holdings Co., Ltd.                                 170,600   4,209,643             0.0%
                  Wood One Co., Ltd.                                                  437,000   1,140,461             0.0%
                  Xebio Holdings Co., Ltd.                                            590,400   9,819,171             0.1%
#                 Y A C Holdings Co., Ltd.                                            146,500   1,782,491             0.0%
                  Yachiyo Industry Co., Ltd.                                           73,700     886,174             0.0%
#                 Yaizu Suisankagaku Industry Co., Ltd.                                56,100     621,746             0.0%
                  YAMABIKO Corp.                                                      213,896   2,548,640             0.0%
#                 Yamagata Bank, Ltd. (The)                                         2,570,000  11,513,202             0.1%
                  Yamanashi Chuo Bank, Ltd. (The)                                   3,213,000  14,190,620             0.1%
#                 Yamatane Corp.                                                      220,099   3,123,195             0.0%
                  Yamato Corp.                                                        336,500   1,579,708             0.0%
                  Yamato Kogyo Co., Ltd.                                               25,300     632,812             0.0%
                  Yamaya Corp.                                                         38,300     559,922             0.0%
                  Yamazawa Co., Ltd.                                                    4,900      76,922             0.0%
                  Yashima Denki Co., Ltd.                                              45,500     266,114             0.0%
                  Yasuda Logistics Corp.                                              185,700   1,213,049             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                                PERCENTAGE
                                                                                      SHARES      VALUE++     OF NET ASSETS**
                                                                                    ---------- -------------- ---------------
JAPAN -- (Continued)
                  Yellow Hat, Ltd.                                                     235,900 $    5,422,797             0.1%
                  Yodogawa Steel Works, Ltd.                                           505,100     13,083,501             0.1%
                  Yokogawa Bridge Holdings Corp.                                       865,800     10,687,446             0.1%
#                 Yokohama Reito Co., Ltd.                                           1,257,500     12,707,292             0.1%
                  Yokowo Co., Ltd.                                                     136,900      1,647,800             0.0%
                  Yondenko Corp.                                                       400,250      1,687,283             0.0%
                  Yorozu Corp.                                                         451,500      6,910,437             0.1%
                  Yotai Refractories Co., Ltd.                                           9,000         30,787             0.0%
#                 Yuasa Funashoku Co., Ltd.                                            620,000      1,696,977             0.0%
                  Yuken Kogyo Co., Ltd.                                                361,000        712,341             0.0%
                  Yurtec Corp.                                                       1,218,000      7,603,377             0.1%
                  Yusen Logistics Co., Ltd.                                            400,100      3,808,655             0.0%
                  Yushiro Chemical Industry Co., Ltd.                                  120,300      1,512,398             0.0%
                  Yutaka Giken Co., Ltd.                                                 3,300         71,635             0.0%
                  Zenitaka Corp. (The)                                                 271,000        974,354             0.0%
                                                                                               -------------- ---------------
TOTAL JAPAN                                                                                     3,685,782,669            25.3%
                                                                                               -------------- ---------------
NETHERLANDS -- (2.0%)
#                 APERAM SA                                                          1,295,977     65,155,416             0.5%
#                 Arcadis NV                                                           373,623      6,482,495             0.0%
#                 ASM International NV                                                 776,380     46,730,691             0.3%
                  BE Semiconductor Industries NV                                         1,791         93,631             0.0%
#                 BinckBank NV                                                       1,459,557      7,253,950             0.1%
                  Boskalis Westminster                                               1,081,767     39,790,436             0.3%
                  Corbion NV                                                            92,982      2,885,634             0.0%
*                 Fugro NV                                                             513,012      7,566,928             0.1%
#*                Heijmans NV                                                          293,291      2,259,997             0.0%
#                 KAS Bank NV                                                          360,673      4,284,989             0.0%
#                 Koninklijke BAM Groep NV                                           6,617,062     37,250,338             0.3%
#*                Ordina NV                                                          2,555,359      4,430,028             0.0%
                  SBM Offshore NV                                                    4,524,261     74,533,617             0.5%
*                 Telegraaf Media Groep NV                                              90,937        614,097             0.0%
*                 TomTom NV                                                             50,451        512,947             0.0%
                  Van Lanschot NV                                                       31,628        859,540             0.0%
                                                                                               -------------- ---------------
TOTAL NETHERLANDS                                                                                 300,704,734             2.1%
                                                                                               -------------- ---------------
NEW ZEALAND -- (0.5%)
                  Air New Zealand, Ltd.                                             12,020,172     21,034,476             0.2%
                  Arvida Group, Ltd.                                                   292,802        259,482             0.0%
                  Chorus, Ltd.                                                       4,850,534     14,941,712             0.1%
                  Colonial Motor Co., Ltd. (The)                                       237,146      1,255,504             0.0%
                  EBOS Group, Ltd.                                                     256,901      3,224,585             0.0%
                  Evolve Education Group, Ltd.                                          26,394         19,539             0.0%
                  Heartland Bank, Ltd.                                               2,489,561      2,833,070             0.0%
#                 Kathmandu Holdings, Ltd.                                             400,298        550,821             0.0%
                  Metlifecare, Ltd.                                                    243,544        970,943             0.0%
#                 Metro Performance Glass, Ltd.                                         20,956         19,867             0.0%
                  Millennium & Copthorne Hotels New Zealand, Ltd.                      838,561      1,663,867             0.0%
                  New Zealand Oil & Gas, Ltd.                                        1,715,229        731,385             0.0%
                  New Zealand Refining Co., Ltd. (The)                               1,249,356      2,004,127             0.0%
#                 NZME, Ltd.                                                         1,186,151        733,267             0.0%
                  PGG Wrightson, Ltd.                                                2,247,422        865,722             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
NEW ZEALAND -- (Continued)
*                 Rubicon, Ltd.                                                      2,928,251 $    450,895             0.0%
                  Sanford, Ltd.                                                      1,020,617    5,105,730             0.1%
#                 Skellerup Holdings, Ltd.                                             522,626      541,826             0.0%
#                 SKY Network Television, Ltd.                                       1,544,675    4,091,391             0.1%
#                 Steel & Tube Holdings, Ltd.                                          477,775      789,703             0.0%
                  Tourism Holdings, Ltd.                                             1,079,948    2,735,827             0.0%
#                 Tower, Ltd.                                                        2,369,528    1,983,879             0.0%
                  Warehouse Group, Ltd. (The)                                          122,815      177,792             0.0%
                                                                                               ------------ ---------------
TOTAL NEW ZEALAND                                                                                66,985,410             0.5%
                                                                                               ------------ ---------------
NORWAY -- (0.8%)
#*                Akastor ASA                                                          457,292      674,042             0.0%
*                 Aker Solutions ASA                                                   264,632    1,507,178             0.0%
#                 American Shipping Co. ASA                                            294,044      931,728             0.0%
                  Austevoll Seafood ASA                                              1,025,629    8,249,308             0.1%
#                 Avance Gas Holding, Ltd.                                             614,184    1,734,837             0.0%
                  Bonheur ASA                                                          504,181    4,389,846             0.0%
                  BW LPG, Ltd.                                                       1,941,616    8,542,373             0.1%
#*                BW Offshore, Ltd.                                                  2,832,905    7,275,619             0.1%
#*                DOF ASA                                                            7,288,839      781,295             0.0%
#*                Fred Olsen Energy ASA                                                902,368    2,120,324             0.0%
#                 Frontline, Ltd.                                                      621,366    4,133,048             0.0%
*                 Kongsberg Automotive ASA                                          10,914,813    7,979,492             0.1%
*                 Kvaerner ASA                                                       4,007,542    5,217,859             0.0%
#*                Norske Skogindustrier ASA                                          4,458,431      493,691             0.0%
#                 Ocean Yield ASA                                                      292,082    2,191,547             0.0%
*                 Odfjell Drilling, Ltd.                                               511,321    1,069,681             0.0%
*                 Odfjell SE Class A                                                   234,793      925,725             0.0%
                  Opera Software ASA                                                    43,308      195,816             0.0%
#*                Petroleum Geo-Services ASA                                         8,435,583   19,763,460             0.1%
#*                Prosafe SE                                                            57,579      229,181             0.0%
#*                REC Silicon ASA                                                   23,742,025    2,964,001             0.0%
#*                Seadrill, Ltd.                                                     1,622,839    1,103,149             0.0%
*                 Sevan Marine ASA                                                     335,809      566,289             0.0%
#*                Skandiabanken ASA                                                     22,384      200,158             0.0%
*                 Solstad Offshore ASA                                                  66,408       94,242             0.0%
#*                Songa Offshore                                                       457,981    1,591,615             0.0%
                  SpareBank 1 SMN                                                      696,802    5,802,707             0.0%
                  SpareBank 1 SR-Bank ASA                                              904,005    7,130,034             0.1%
                  Stolt-Nielsen, Ltd.                                                  517,694    8,002,255             0.1%
                  Storebrand ASA                                                       569,281    3,751,084             0.0%
                  TGS Nopec Geophysical Co. ASA                                        180,687    3,939,184             0.0%
                  Treasure ASA                                                           8,326       15,239             0.0%
*                 Wallenius Wilhelmsen Logistics                                        98,023      496,498             0.0%
                  Wilh Wilhelmsen Holding ASA Class A                                  263,626    7,325,557             0.1%
                                                                                               ------------ ---------------
TOTAL NORWAY                                                                                    121,388,062             0.8%
                                                                                               ------------ ---------------
PORTUGAL -- (0.3%)
*                 Banco Comercial Portugues SA Class R                              54,051,839   12,075,835             0.1%
                  Corticeira Amorim SGPS SA                                          1,864,340   22,357,996             0.2%
                  Mota-Engil SGPS SA                                                   387,365      985,020             0.0%
                  Navigator Co. SA (The)                                               220,217      931,780             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
PORTUGAL -- (Continued)
                  Sonae Capital SGPS SA                                                641,343 $   594,382             0.0%
*                 Sonae SGPS SA                                                      4,605,893   4,725,789             0.0%
                                                                                               ----------- ---------------
TOTAL PORTUGAL                                                                                  41,670,802             0.3%
                                                                                               ----------- ---------------
SINGAPORE -- (1.2%)
#                 Accordia Golf Trust                                                3,448,900   1,838,644             0.0%
*                 ASL Marine Holdings, Ltd.                                            570,050      55,811             0.0%
                  Baker Technology, Ltd.                                                33,580      15,613             0.0%
*                 Banyan Tree Holdings, Ltd.                                            59,000      22,627             0.0%
                  Bonvests Holdings, Ltd.                                            1,303,080   1,239,666             0.0%
                  Broadway Industrial Group, Ltd.                                    2,449,667     250,169             0.0%
                  Chip Eng Seng Corp., Ltd.                                         10,289,298   5,441,099             0.1%
                  Chuan Hup Holdings, Ltd.                                           7,277,100   1,327,926             0.0%
#*                COSCO Shipping International Singapore Co,. Ltd.                   5,888,300   1,202,601             0.0%
*                 Creative Technology, Ltd.                                            456,700     327,070             0.0%
*                 DMX Technologies Group, Ltd.                                       3,585,000      51,758             0.0%
#*                Ezion Holdings, Ltd.                                              33,564,650   7,187,878             0.1%
#*                Ezra Holdings, Ltd.                                               25,616,009     201,679             0.0%
                  Far East Orchard, Ltd.                                             5,185,742   6,056,790             0.1%
*                 First Ship Lease Trust                                               651,800      48,052             0.0%
                  First Sponsor Group, Ltd.                                            879,687     837,061             0.0%
                  Frasers Centrepoint, Ltd.                                            560,500     761,959             0.0%
                  Fu Yu Corp., Ltd.                                                  2,821,200     484,334             0.0%
                  GK Goh Holdings, Ltd.                                              2,289,574   1,468,780             0.0%
                  Golden Agri-Resources, Ltd.                                       10,589,900   2,724,344             0.0%
                  GP Batteries International, Ltd.                                     311,400     183,578             0.0%
                  GP Industries, Ltd.                                                2,112,708     900,835             0.0%
#                 GuocoLand, Ltd.                                                      721,000     941,977             0.0%
*                 Halcyon Agri Corp., Ltd.                                              84,277      37,656             0.0%
                  Hanwell Holdings, Ltd.                                             6,432,943   1,408,967             0.0%
                  Haw Par Corp., Ltd.                                                   27,200     198,744             0.0%
                  Hi-P International, Ltd.                                             500,900     247,517             0.0%
                  Hiap Hoe, Ltd.                                                        43,100      21,560             0.0%
                  Ho Bee Land, Ltd.                                                  6,700,300  11,692,125             0.1%
                  Hong Fok Corp., Ltd.                                               8,053,060   4,677,530             0.1%
                  Hong Leong Asia, Ltd.                                              1,771,000   1,415,189             0.0%
                  Hong Leong Finance, Ltd.                                              81,200     162,822             0.0%
#                 Hotel Grand Central, Ltd.                                          2,821,619   2,887,158             0.0%
                  Hour Glass, Ltd. (The)                                             1,018,060     503,502             0.0%
#                 Hutchison Port Holdings Trust                                      3,187,600   1,290,430             0.0%
                  Hyflux, Ltd.                                                       6,236,600   2,477,079             0.0%
#                 Indofood Agri Resources, Ltd.                                      9,863,000   3,446,470             0.0%
*                 InnoTek, Ltd.                                                      2,651,100     738,519             0.0%
*                 IPC Corp., Ltd.                                                      696,390     247,501             0.0%
                  Isetan Singapore, Ltd.                                               166,500     463,644             0.0%
                  k1 Ventures, Ltd.                                                  2,556,800   1,317,324             0.0%
                  Koh Brothers Group, Ltd.                                           1,323,000     288,458             0.0%
#*                KrisEnergy, Ltd.                                                   7,140,600     800,990             0.0%
                  KSH Holdings, Ltd.                                                    61,100      37,829             0.0%
                  Lian Beng Group, Ltd.                                              4,744,000   2,039,154             0.0%
                  Low Keng Huat Singapore, Ltd.                                        252,600     118,185             0.0%
                  Lum Chang Holdings, Ltd.                                           1,565,200     395,322             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                      SHARES      VALUE++    OF NET ASSETS**
                                                                                    ----------- ------------ ---------------
SINGAPORE -- (Continued)
*                 Mermaid Maritime PCL                                                  249,200 $     33,709             0.0%
                  Metro Holdings, Ltd.                                               10,297,760    8,510,977             0.1%
                  Mewah International, Inc.                                              95,000       22,740             0.0%
#                 Midas Holdings, Ltd.                                               30,471,000    4,906,417             0.1%
#*                Nam Cheong, Ltd.                                                    7,764,000       94,253             0.0%
#*                Noble Group, Ltd.                                                 107,976,000   11,036,482             0.1%
#                 NSL, Ltd.                                                             532,900      560,801             0.0%
#                 OUE, Ltd.                                                           3,010,900    4,416,210             0.0%
#                 Pacc Offshore Services Holdings, Ltd.                                 942,000      222,670             0.0%
                  Pacific Radiance, Ltd.                                                322,100       31,668             0.0%
                  QAF, Ltd.                                                           3,593,279    3,445,731             0.0%
*                 Raffles Education Corp., Ltd.                                      13,997,500    2,004,183             0.0%
                  Rotary Engineering, Ltd.                                              105,300       29,370             0.0%
                  San Teh, Ltd.                                                         285,800       44,247             0.0%
                  SembCorp Industries, Ltd.                                           1,654,800    3,585,474             0.0%
                  SHS Holdings, Ltd.                                                    449,700       77,200             0.0%
                  Sinarmas Land, Ltd.                                                    80,300       26,140             0.0%
                  Sing Holdings, Ltd.                                                   294,900       77,040             0.0%
                  Sing Investments & Finance, Ltd.                                      144,600      153,277             0.0%
                  Singapore Reinsurance Corp., Ltd.                                   2,999,110      673,740             0.0%
*                 Singapura Finance, Ltd.                                               210,000      163,833             0.0%
#                 Sino Grandness Food Industry Group, Ltd.                           12,164,654    2,087,229             0.0%
#                 Stamford Land Corp., Ltd.                                           3,441,200    1,321,193             0.0%
                  Sunningdale Tech, Ltd.                                              2,369,280    2,878,805             0.0%
*                 SunVic Chemical Holdings, Ltd.                                      4,677,400      294,313             0.0%
#*                Swiber Holdings, Ltd.                                              11,008,950      322,275             0.0%
*                 Tat Hong Holdings, Ltd.                                             5,293,980    1,514,143             0.0%
                  Tiong Woon Corp. Holding, Ltd.                                      3,152,650      615,159             0.0%
#                 Tuan Sing Holdings, Ltd.                                           17,921,752    4,182,221             0.0%
                  UMS Holdings, Ltd.                                                  3,272,050    2,235,006             0.0%
                  United Engineers, Ltd.                                              9,299,332   19,149,136             0.2%
#                 United Industrial Corp., Ltd.                                       4,098,721    9,269,519             0.1%
                  UOB-Kay Hian Holdings, Ltd.                                            19,100       19,285             0.0%
                  UOL Group, Ltd.                                                     1,581,100    8,189,226             0.1%
                  Vibrant Group, Ltd.                                                   730,273      201,591             0.0%
                  Wee Hur Holdings, Ltd.                                                 94,000       16,153             0.0%
                  Wheelock Properties Singapore, Ltd.                                 2,725,400    3,635,418             0.0%
#                 Wing Tai Holdings, Ltd.                                            11,393,354   15,403,245             0.1%
                  Yeo Hiap Seng, Ltd.                                                   573,157      557,176             0.0%
*                 Yongnam Holdings, Ltd.                                                539,925       79,197             0.0%
#*                Yuuzoo Corp., Ltd.                                                  7,579,400      433,037             0.0%
                                                                                                ------------ ---------------
TOTAL SINGAPORE                                                                                  183,003,415             1.3%
                                                                                                ------------ ---------------
SPAIN -- (2.3%)
                  Acciona SA                                                            768,947   63,438,580             0.4%
                  Acerinox SA                                                         3,037,459   42,312,970             0.3%
#                 Adveo Group International SA                                           70,169      291,363             0.0%
                  Alantra Partners SA                                                    44,270      555,117             0.0%
                  Almirall SA                                                           349,584    6,311,653             0.1%
                  Applus Services SA                                                    282,523    3,541,527             0.0%
                  Azkoyen SA                                                              9,866       76,752             0.0%
                  Bankinter SA                                                        2,221,185   19,553,002             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
SPAIN -- (Continued)
*                 Baron de Ley                                                          21,391 $  2,618,448             0.0%
                  Construcciones y Auxiliar de Ferrocarriles SA                        219,659    8,830,296             0.1%
*                 Deoleo SA                                                             59,030       11,916             0.0%
                  Ebro Foods SA                                                      1,386,986   30,978,999             0.2%
*                 eDreams ODIGEO SA                                                    714,290    2,464,976             0.0%
                  Elecnor SA                                                            33,560      365,676             0.0%
                  Ence Energia y Celulosa SA                                         3,623,011   12,900,185             0.1%
*                 Ercros SA                                                          1,747,920    5,201,432             0.0%
                  Euskaltel SA                                                         105,571    1,071,370             0.0%
#                 Fluidra SA                                                           358,593    2,266,311             0.0%
                  Gamesa Corp. Tecnologica SA                                          928,143   20,017,019             0.2%
                  Grupo Catalana Occidente SA                                          399,518   15,496,060             0.1%
                  Iberpapel Gestion SA                                                 106,586    3,496,248             0.0%
*                 Indra Sistemas SA                                                    458,778    6,278,597             0.1%
*                 Liberbank SA                                                       3,116,528    4,162,201             0.0%
                  Melia Hotels International SA                                        840,393   12,461,635             0.1%
#                 Miquel y Costas & Miquel SA                                           64,195    1,985,732             0.0%
#*                NH Hotel Group SA                                                  5,070,574   26,225,668             0.2%
#                 Obrascon Huarte Lain SA                                            4,251,694   18,558,655             0.1%
                  Papeles y Cartones de Europa SA                                    1,117,306    8,386,160             0.1%
#*                Quabit Inmobiliaria SA                                             1,307,180    2,794,228             0.0%
*                 Realia Business SA                                                    84,487       89,535             0.0%
*                 Sacyr SA                                                          10,103,573   25,274,875             0.2%
                  Saeta Yield SA                                                        24,096      237,917             0.0%
#*                Solaria Energia y Medio Ambiente SA                                  220,141      243,362             0.0%
                  Tubacex SA                                                         1,248,231    3,974,069             0.0%
#*                Tubos Reunidos SA                                                    177,490      209,544             0.0%
*                 Vocento SA                                                           410,498      719,111             0.0%
                                                                                               ------------ ---------------
TOTAL SPAIN                                                                                     353,401,189             2.4%
                                                                                               ------------ ---------------
SWEDEN -- (2.9%)
#                 Acando AB                                                          1,703,748    6,170,324             0.1%
                  AddNode Group AB                                                      37,990      325,519             0.0%
#                 AF AB Class B                                                        515,304   10,858,962             0.1%
                  Alimak Group AB                                                       13,886      210,661             0.0%
*                 Arise AB                                                               8,283       14,579             0.0%
                  Attendo AB                                                            35,953      367,328             0.0%
                  B&B Tools AB Class B                                                 445,648   10,209,044             0.1%
                  Beijer Ref AB                                                        169,335    4,270,047             0.0%
                  Betsson AB                                                           240,706    2,056,067             0.0%
                  Bilia AB Class A                                                     503,158   10,080,245             0.1%
                  BillerudKorsnas AB                                                 2,355,334   37,733,201             0.3%
                  Biotage AB                                                           765,119    4,364,433             0.0%
#                 Bjorn Borg AB                                                         80,229      325,011             0.0%
                  Bonava AB                                                              6,086       97,446             0.0%
                  Bonava AB Class B                                                    357,648    5,782,663             0.0%
                  Bufab AB                                                              32,580      390,403             0.0%
#                 Bulten AB                                                            329,361    4,688,365             0.0%
                  Bure Equity AB                                                     1,261,300   15,596,047             0.1%
#                 Byggmax Group AB                                                     297,993    2,009,345             0.0%
                  Catena AB                                                             44,641      657,502             0.0%
                  Cloetta AB Class B                                                 4,834,144   19,527,990             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
SWEDEN -- (Continued)
                  Com Hem Holding AB                                                  892,249 $ 11,101,581             0.1%
                  Concentric AB                                                       269,819    4,450,856             0.0%
#                 Concordia Maritime AB Class B                                       442,242      681,830             0.0%
                  Coor Service Management Holding AB                                   13,512       84,623             0.0%
#                 Doro AB                                                             286,875    1,894,383             0.0%
                  Duni AB                                                             317,253    4,492,143             0.0%
                  Dustin Group AB                                                      21,544      178,111             0.0%
                  East Capital Explorer AB                                             28,682      241,201             0.0%
#                 Elanders AB Class B                                                  76,779      911,770             0.0%
#                 Eltel AB                                                             99,296      646,414             0.0%
                  Granges AB                                                          601,795    6,248,942             0.1%
                  Gunnebo AB                                                          733,014    4,029,046             0.0%
                  Haldex AB                                                         1,162,884   15,596,587             0.1%
#                 Hoist Finance AB                                                    236,587    2,225,484             0.0%
                  Holmen AB Class B                                                 1,053,254   44,382,026             0.3%
                  Inwido AB                                                           579,712    8,324,531             0.1%
                  KappAhl AB                                                        1,390,873    8,037,623             0.1%
#                 KNOW IT AB                                                          303,555    4,470,296             0.0%
                  Lagercrantz Group AB Class B                                        469,206    5,119,298             0.0%
                  Lindab International AB                                           1,575,693   14,393,644             0.1%
                  Loomis AB Class B                                                   200,809    7,291,093             0.1%
#*                Medivir AB Class B                                                  221,252    1,710,146             0.0%
#                 Mekonomen AB                                                         65,428    1,297,062             0.0%
                  Modern Times Group MTG AB Class B                                    16,403      534,846             0.0%
#                 MQ Holding AB                                                       627,753    2,379,769             0.0%
#                 Mycronic AB                                                         786,610    7,767,754             0.1%
#*                Net Insight AB Class B                                            3,102,376    2,994,540             0.0%
                  New Wave Group AB Class B                                         1,223,971    8,671,260             0.1%
                  Nolato AB Class B                                                    85,517    2,722,204             0.0%
                  Opus Group AB                                                     4,194,028    3,338,385             0.0%
                  Pandox AB                                                            88,699    1,489,704             0.0%
                  Peab AB                                                           3,646,696   39,824,978             0.3%
                  Pricer AB Class B                                                   520,367      599,341             0.0%
#                 Ratos AB Class B                                                  1,719,621    8,064,799             0.1%
#                 Recipharm AB Class B                                                152,409    2,107,300             0.0%
                  Rezidor Hotel Group AB                                              472,521    1,760,408             0.0%
                  Rottneros AB                                                        166,630      156,171             0.0%
                  Saab AB Class B                                                     745,701   36,950,793             0.3%
#*                SAS AB                                                            4,431,442    7,304,127             0.1%
*                 Scandic Hotels Group AB                                             156,478    1,761,566             0.0%
                  Semcon AB                                                           138,368      997,557             0.0%
                  SkiStar AB                                                           72,163    1,544,183             0.0%
#*                SSAB AB Class A(BPRBWK4)                                            879,039    3,828,889             0.0%
*                 SSAB AB Class A(B17H0S8)                                            244,237    1,062,545             0.0%
#*                SSAB AB Class B(BPRBWM6)                                          4,949,258   17,598,011             0.1%
*                 SSAB AB Class B(B17H3F6)                                             45,281      160,651             0.0%
                  Swedol AB Class B                                                    76,207      260,699             0.0%
                  Systemair AB                                                         46,656      828,921             0.0%
                  Transcom Worldwide AB                                               150,420    1,485,978             0.0%
                  VBG Group AB Class B                                                  9,355      138,102             0.0%
                                                                                              ------------ ---------------
TOTAL SWEDEN                                                                                   439,877,353             3.0%
                                                                                              ------------ ---------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
SWITZERLAND -- (4.6%)
                  Allreal Holding AG                                                  204,006 $35,100,772             0.3%
*                 Alpiq Holding AG                                                      7,733     574,395             0.0%
                  ALSO Holding AG                                                      44,929   5,649,009             0.1%
#*                Arbonia AG                                                          616,235  11,460,122             0.1%
#                 Aryzta AG                                                           818,722  26,580,493             0.2%
                  Autoneum Holding AG                                                   5,136   1,517,842             0.0%
                  Baloise Holding AG                                                  474,208  69,535,733             0.5%
                  Bank Coop AG                                                         31,599   1,378,215             0.0%
                  Banque Cantonale de Geneve                                           30,495   4,749,532             0.0%
#                 Banque Cantonale du Jura SA                                           7,739     453,255             0.0%
                  Banque Cantonale Vaudoise                                            15,667  11,350,627             0.1%
#                 Basler Kantonalbank                                                   6,998     497,584             0.0%
                  Bell AG                                                              10,499   4,510,425             0.0%
                  Bellevue Group AG                                                   100,857   1,732,695             0.0%
#                 Berner Kantonalbank AG                                               15,503   2,947,347             0.0%
                  Bobst Group SA                                                      186,622  18,905,366             0.1%
                  Bucher Industries AG                                                    244      78,666             0.0%
                  Calida Holding AG                                                    11,072     438,923             0.0%
                  Carlo Gavazzi Holding AG                                              7,813   2,459,726             0.0%
                  Cham Paper Holding AG                                                10,508   3,909,111             0.0%
#*                Cicor Technologies, Ltd.                                             13,669     529,633             0.0%
                  Cie Financiere Tradition SA                                          14,829   1,561,821             0.0%
                  Coltene Holding AG                                                   48,186   4,115,883             0.0%
                  Conzzeta AG                                                          19,361  19,138,550             0.1%
#                 Daetwyler Holding AG                                                100,599  17,026,019             0.1%
*                 Dottikon Es Holding AG                                                   71      47,394             0.0%
#                 EFG International AG                                                687,634   4,369,029             0.0%
                  Emmi AG                                                              32,419  23,670,657             0.2%
                  Energiedienst Holding AG                                              4,489     112,576             0.0%
                  Flughafen Zuerich AG                                                109,423  24,114,368             0.2%
                  Forbo Holding AG                                                      5,131   8,416,728             0.1%
#                 GAM Holding AG                                                    2,491,942  31,932,048             0.2%
                  Georg Fischer AG                                                      6,813   6,424,435             0.1%
                  Gurit Holding AG                                                     10,409   9,070,452             0.1%
                  Helvetia Holding AG                                                 147,590  81,956,028             0.6%
#                 HOCHDORF Holding AG                                                  14,380   4,408,857             0.0%
                  Huber & Suhner AG                                                   108,170   7,283,998             0.1%
                  Implenia AG                                                         268,004  20,574,631             0.2%
                  Jungfraubahn Holding AG                                              12,247   1,341,809             0.0%
                  Kardex AG                                                            27,028   2,976,255             0.0%
                  Komax Holding AG                                                      8,806   2,349,791             0.0%
                  Kudelski SA                                                         244,389   4,239,195             0.0%
                  Liechtensteinische Landesbank AG                                     93,376   4,616,968             0.0%
                  Luzerner Kantonalbank AG                                              8,685   3,753,140             0.0%
                  MCH Group AG                                                         12,774     876,844             0.0%
                  Metall Zug AG Class B                                                   544   2,137,865             0.0%
                  Mikron Holding AG                                                    17,182     103,233             0.0%
                  Mobimo Holding AG                                                    75,378  20,266,804             0.2%
#                 OC Oerlikon Corp. AG                                                950,347  11,417,698             0.1%
*                 Orascom Development Holding AG                                       30,171     168,056             0.0%
#                 Orell Fuessli Holding AG                                                356      46,123             0.0%
                  Orior AG                                                             60,269   4,622,936             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
SWITZERLAND -- (Continued)
#                 Phoenix Mecano AG                                                      2,978 $  1,581,738             0.0%
                  Plazza AG Class A                                                     14,360    3,326,616             0.0%
                  Rieter Holding AG                                                     11,002    2,441,671             0.0%
                  Romande Energie Holding SA                                             2,702    3,500,541             0.0%
*                 Schmolz + Bickenbach AG                                            9,712,761    8,897,514             0.1%
                  Schweiter Technologies AG                                              2,730    3,281,125             0.0%
                  SFS Group AG                                                          87,901    8,772,221             0.1%
                  Siegfried Holding AG                                                  38,950   11,134,799             0.1%
                  St Galler Kantonalbank AG                                             29,944   13,003,451             0.1%
                  Sulzer AG                                                            242,972   28,355,112             0.2%
                  Swissquote Group Holding SA                                           65,025    1,791,356             0.0%
                  Tamedia AG                                                            10,522    1,549,247             0.0%
                  Thurgauer Kantonalbank                                                 7,322      686,593             0.0%
                  Valiant Holding AG                                                   159,071   18,259,513             0.1%
                  Valora Holding AG                                                     67,117   23,033,745             0.2%
                  Vaudoise Assurances Holding SA                                        22,673   11,807,327             0.1%
                  Vetropack Holding AG                                                   1,196    2,366,841             0.0%
                  Vontobel Holding AG                                                  235,705   13,897,283             0.1%
                  VP Bank AG                                                            29,872    3,439,378             0.0%
                  Walliser Kantonalbank                                                  4,077      341,359             0.0%
                  Zehnder Group AG                                                     101,501    3,439,722             0.0%
#                 Zug Estates Holding AG Class B                                           567      997,244             0.0%
                  Zuger Kantonalbank AG                                                     97      520,167             0.0%
                                                                                               ------------ ---------------
TOTAL SWITZERLAND                                                                               693,924,225             4.8%
                                                                                               ------------ ---------------
UNITED KINGDOM -- (14.5%)
                  Aberdeen Asset Management P.L.C.                                     134,757      486,918             0.0%
                  Acacia Mining P.L.C.                                               2,959,557   15,169,569             0.1%
                  Acal P.L.C.                                                        1,101,902    3,667,669             0.0%
                  Aggreko P.L.C.                                                       339,208    3,899,011             0.0%
*                 Aldermore Group P.L.C.                                             1,388,026    4,647,890             0.0%
                  Alumasc Group P.L.C. (The)                                           555,998    1,364,654             0.0%
                  Amec Foster Wheeler P.L.C.                                         2,087,973   14,659,064             0.1%
                  Anglo Pacific Group P.L.C.                                         1,177,024    1,782,484             0.0%
#                 Anglo-Eastern Plantations P.L.C.                                     227,351    2,166,519             0.0%
                  Barratt Developments P.L.C.                                        1,518,962   11,397,682             0.1%
                  BBA Aviation P.L.C.                                                5,991,349   24,169,211             0.2%
                  Beazley P.L.C.                                                    12,913,461   73,569,423             0.5%
                  Bellway P.L.C.                                                     3,429,370  126,391,048             0.9%
                  Berendsen P.L.C.                                                     278,689    3,025,843             0.0%
                  Berkeley Group Holdings P.L.C.                                       175,523    7,403,115             0.1%
                  BGEO Group P.L.C.                                                    405,115   18,853,817             0.1%
                  Bloomsbury Publishing P.L.C.                                         142,386      315,779             0.0%
                  Bodycote P.L.C.                                                    4,881,426   52,710,640             0.4%
                  Bovis Homes Group P.L.C.                                           4,734,227   56,450,703             0.4%
                  Braemar Shipping Services P.L.C.                                      26,716      109,844             0.0%
*                 Cairn Energy P.L.C.                                                  845,190    2,125,938             0.0%
*                 Cambian Group P.L.C.                                                 269,179      547,986             0.0%
                  Cape P.L.C.                                                          630,954    1,965,222             0.0%
                  Carclo P.L.C.                                                         44,814       84,444             0.0%
#                 Carillion P.L.C.                                                  11,219,627   32,316,781             0.2%
                  Carr's Group P.L.C.                                                  536,914      988,900             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
UNITED KINGDOM -- (Continued)
                  Castings P.L.C.                                                      425,028 $  2,610,057             0.0%
                  Centamin P.L.C.                                                   26,072,202   59,735,303             0.4%
                  Chemring Group P.L.C.                                              2,578,662    6,290,405             0.0%
                  Chesnara P.L.C.                                                      737,732    3,654,763             0.0%
                  Clarkson P.L.C.                                                       46,588    1,727,445             0.0%
                  Close Brothers Group P.L.C.                                        2,360,623   51,719,784             0.4%
                  Communisis P.L.C.                                                  2,573,615    1,764,142             0.0%
                  Computacenter P.L.C.                                               1,479,982   15,720,150             0.1%
                  Countrywide P.L.C.                                                   783,194    1,720,443             0.0%
                  Cranswick P.L.C.                                                      43,170    1,499,340             0.0%
                  Crest Nicholson Holdings P.L.C.                                    1,751,855   13,702,979             0.1%
*                 CYBG P.L.C.                                                          168,882      616,549             0.0%
                  Daejan Holdings P.L.C.                                                54,684    4,805,332             0.0%
#                 Dairy Crest Group P.L.C.                                             497,175    3,696,685             0.0%
                  Debenhams P.L.C.                                                  16,844,400   11,171,451             0.1%
                  Dixons Carphone P.L.C.                                             4,971,598   21,596,680             0.2%
                  Drax Group P.L.C.                                                  6,605,947   27,634,636             0.2%
                  DS Smith P.L.C.                                                    3,423,782   19,142,181             0.1%
*                 EI Group P.L.C.                                                   12,872,992   23,316,765             0.2%
                  Elementis P.L.C.                                                   2,565,532   10,107,731             0.1%
*                 EnQuest P.L.C.                                                     2,572,997    1,271,582             0.0%
                  Entertainment One, Ltd.                                              423,837    1,357,602             0.0%
                  Equiniti Group P.L.C.                                                 36,422      104,273             0.0%
*                 Evraz P.L.C.                                                       2,857,862    8,002,977             0.1%
                  Fenner P.L.C.                                                      1,582,890    6,909,083             0.1%
                  Ferrexpo P.L.C.                                                    1,423,288    2,912,929             0.0%
*                 Firstgroup P.L.C.                                                 22,059,736   39,023,443             0.3%
*                 Flybe Group P.L.C.                                                   408,445      212,282             0.0%
                  Foxtons Group P.L.C.                                                  17,722       23,498             0.0%
                  Fuller Smith & Turner P.L.C. Class A                                   8,792      115,472             0.0%
*                 Future P.L.C.                                                         65,591      147,756             0.0%
                  Galliford Try P.L.C.                                               1,491,825   27,803,799             0.2%
                  Gem Diamonds, Ltd.                                                 2,178,111    2,477,648             0.0%
                  Grafton Group P.L.C.                                               3,318,415   32,106,278             0.2%
                  Greene King P.L.C.                                                 7,264,634   70,696,049             0.5%
                  Gulf Marine Services P.L.C.                                          392,061      363,606             0.0%
                  GVC Holdings P.L.C.                                                2,542,957   24,590,695             0.2%
                  Halfords Group P.L.C.                                              1,725,067    8,348,650             0.1%
                  Harvey Nash Group P.L.C.                                             650,776      622,055             0.0%
                  Harworth Group P.L.C.                                                 32,614       43,929             0.0%
                  Headlam Group P.L.C.                                                  42,598      353,718             0.0%
                  Helical P.L.C.                                                     2,446,613   10,492,485             0.1%
                  Henry Boot P.L.C.                                                  1,195,925    3,890,465             0.0%
                  Hiscox, Ltd.                                                       7,763,844  113,855,269             0.8%
                  Hochschild Mining P.L.C.                                             501,333    1,649,284             0.0%
                  Hunting P.L.C.                                                     1,750,321   12,733,593             0.1%
                  Huntsworth P.L.C.                                                  2,664,355    1,630,560             0.0%
                  Inchcape P.L.C.                                                    5,770,186   63,832,659             0.4%
                  Intermediate Capital Group P.L.C.                                  3,452,064   34,940,780             0.2%
                  International Personal Finance P.L.C.                                812,870    1,690,754             0.0%
                  Interserve P.L.C.                                                  1,854,875    5,545,129             0.0%
*                 IP Group P.L.C.                                                      799,567    1,448,237             0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
UNITED KINGDOM -- (Continued)
                  J Sainsbury P.L.C.                                                 1,956,336 $  6,975,229             0.1%
#*                Jackpotjoy P.L.C.                                                    132,581      975,762             0.0%
*                 Jimmy Choo P.L.C.                                                    213,269      524,806             0.0%
                  John Laing Group P.L.C.                                              399,887    1,488,375             0.0%
                  John Wood Group P.L.C.                                             8,475,299   83,312,803             0.6%
                  JRP Group P.L.C.                                                   1,393,073    2,241,657             0.0%
*                 KAZ Minerals P.L.C.                                                1,286,191    8,388,696             0.1%
                  Keller Group P.L.C.                                                1,203,843   14,448,682             0.1%
                  Kier Group P.L.C.                                                     29,798      516,494             0.0%
                  Laird P.L.C.                                                       6,670,246   12,953,088             0.1%
*                 Lamprell P.L.C.                                                    2,188,873    3,004,853             0.0%
                  Lancashire Holdings, Ltd.                                          4,725,259   41,735,989             0.3%
                  Lookers P.L.C.                                                     1,361,587    2,289,322             0.0%
                  Low & Bonar P.L.C.                                                 3,393,833    3,864,831             0.0%
                  LSL Property Services P.L.C.                                           8,523       22,716             0.0%
                  Man Group P.L.C.                                                  35,299,953   70,251,105             0.5%
                  Management Consulting Group P.L.C.                                   682,006       70,777             0.0%
                  Marshalls P.L.C.                                                   1,375,423    6,851,916             0.1%
                  Marston's P.L.C.                                                  15,890,705   29,420,821             0.2%
                  McCarthy & Stone P.L.C.                                              289,574      690,834             0.0%
                  McColl's Retail Group P.L.C.                                          34,177       91,589             0.0%
                  Mears Group P.L.C.                                                   155,039    1,045,194             0.0%
                  Meggitt P.L.C.                                                     8,482,346   50,797,078             0.4%
                  Melrose Industries P.L.C.                                         37,248,042  114,023,591             0.8%
                  Millennium & Copthorne Hotels P.L.C.                               4,607,920   26,884,447             0.2%
                  Mitchells & Butlers P.L.C.                                         6,114,286   21,010,954             0.2%
                  Mitie Group P.L.C.                                                   138,544      375,936             0.0%
                  MJ Gleeson P.L.C.                                                    612,092    5,323,445             0.0%
                  Morgan Sindall Group P.L.C.                                          137,378    1,887,155             0.0%
*                 Mothercare P.L.C.                                                    185,092      300,676             0.0%
                  N Brown Group P.L.C.                                               1,163,489    3,594,754             0.0%
                  National Express Group P.L.C.                                      7,590,747   35,134,583             0.2%
*                 New World Resources P.L.C. Class A                                    32,193           17             0.0%
                  Northgate P.L.C.                                                   3,291,655   22,990,702             0.2%
*                 Nostrum Oil & Gas P.L.C.                                              18,662      108,335             0.0%
                  Novae Group P.L.C.                                                   873,318    7,048,144             0.1%
#                 OneSavings Bank P.L.C.                                               177,299    1,007,435             0.0%
#                 Paragon Group of Cos. P.L.C. (The)                                 3,638,934   22,047,388             0.2%
                  Pendragon P.L.C.                                                  10,424,904    4,725,166             0.0%
*                 Petra Diamonds, Ltd.                                                 332,820      559,274             0.0%
*                 Petropavlovsk P.L.C.                                              13,386,868    1,339,446             0.0%
#                 Pets at Home Group P.L.C.                                          1,269,967    3,085,738             0.0%
                  Phoenix Group Holdings                                             5,339,666   51,067,997             0.4%
                  Polypipe Group P.L.C.                                                  5,955       30,749             0.0%
*                 Premier Foods P.L.C.                                              17,331,939    9,612,188             0.1%
#*                Premier Oil P.L.C.                                                13,453,666   10,836,561             0.1%
*                 Punch Taverns P.L.C.                                                 253,930      576,311             0.0%
                  Redrow P.L.C.                                                      6,600,671   49,309,111             0.3%
                  Renewi P.L.C.                                                      8,999,353   11,372,739             0.1%
*                 Renold P.L.C.                                                        113,388       92,104             0.0%
                  RPC Group P.L.C.                                                     203,318    2,135,837             0.0%
                  RPS Group P.L.C.                                                   2,362,005    7,776,840             0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                                 PERCENTAGE
                                                                                      SHARES       VALUE++     OF NET ASSETS**
                                                                                    ---------- --------------- ---------------
UNITED KINGDOM -- (Continued)
                  Saga P.L.C.                                                        1,569,672 $     4,260,782             0.0%
                  SDL P.L.C.                                                           252,856       1,971,724             0.0%
                  Senior P.L.C.                                                      1,173,263       3,259,615             0.0%
                  Severfield P.L.C.                                                    344,413         392,766             0.0%
*                 Shawbrook Group P.L.C.                                               171,038         758,625             0.0%
                  SIG P.L.C.                                                        16,114,125      24,998,702             0.2%
                  Soco International P.L.C.                                          2,133,983       4,044,842             0.0%
                  Spectris P.L.C.                                                       58,276       2,083,688             0.0%
                  Speedy Hire P.L.C.                                                 3,802,090       2,714,616             0.0%
                  Spire Healthcare Group P.L.C.                                      1,102,741       4,830,411             0.0%
                  Spirent Communications P.L.C.                                      2,481,010       3,767,512             0.0%
*                 Sportech P.L.C.                                                      240,117         316,807             0.0%
#*                Sports Direct International P.L.C.                                 1,479,259       5,874,175             0.0%
                  St. Ives P.L.C.                                                    2,296,589       1,571,396             0.0%
                  St. Modwen Properties P.L.C.                                       4,409,235      20,879,040             0.2%
                  Stobart Group, Ltd.                                                  475,303       1,376,653             0.0%
                  Stock Spirits Group P.L.C.                                         1,114,358       2,529,073             0.0%
                  Thomas Cook Group P.L.C.                                           8,253,877      10,232,555             0.1%
                  TP ICAP P.L.C.                                                     3,490,139      20,738,983             0.1%
                  Travis Perkins P.L.C.                                                544,654      11,359,267             0.1%
                  Treatt P.L.C.                                                         75,639         388,376             0.0%
                  Trifast P.L.C.                                                       888,277       2,593,308             0.0%
                  Trinity Mirror P.L.C.                                              6,794,102       9,664,349             0.1%
                  TT Electronics P.L.C.                                              2,735,019       7,299,876             0.1%
                  TUI AG                                                               681,324       9,911,960             0.1%
                  Tyman P.L.C.                                                         109,973         470,170             0.0%
                  U & I Group P.L.C.                                                 2,310,451       5,688,097             0.0%
*                 Vectura Group P.L.C.                                               2,177,580       3,980,664             0.0%
                  Vedanta Resources P.L.C.                                              88,718         794,008             0.0%
                  Vesuvius P.L.C.                                                    6,876,493      47,276,853             0.3%
                  Virgin Money Holdings UK P.L.C.                                    2,747,288      11,292,909             0.1%
                  Vp P.L.C.                                                            290,840       3,168,383             0.0%
                  Weir Group P.L.C. (The)                                               51,604       1,329,591             0.0%
                  William Hill P.L.C.                                                  249,379         947,500             0.0%
*                 Wizz Air Holdings P.L.C.                                              10,104         231,152             0.0%
                                                                                               --------------- ---------------
TOTAL UNITED KINGDOM                                                                             2,210,918,182            15.2%
                                                                                               --------------- ---------------
UNITED STATES -- (0.0%)
*                 TechnipFMC P.L.C.                                                     10,620         319,270             0.0%
                                                                                               --------------- ---------------
TOTAL COMMON STOCKS                                                                             14,299,698,654            98.2%
                                                                                               --------------- ---------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
                  Biotest AG                                                            89,530       1,920,661             0.0%
                  Draegerwerk AG & Co. KGaA                                            110,962      12,144,697             0.1%
                  STO SE & Co. KGaA                                                      5,774         663,203             0.0%
                                                                                               --------------- ---------------
TOTAL GERMANY                                                                                       14,728,561             0.1%
                                                                                               --------------- ---------------
TOTAL PREFERRED STOCKS                                                                              14,728,561             0.1%
                                                                                               --------------- ---------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                                 PERCENTAGE
                                                                                      SHARES       VALUE++     OF NET ASSETS**
                                                                                    ---------- --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*                 Intercell AG Rights 5/16/13                                           41,929 $            --             0.0%
                                                                                               --------------- ---------------
CANADA -- (0.0%)
*                 QLT, Inc. Warrants 11/23/17                                          944,662              --             0.0%
*                 QLT, Inc. Warrants 11/23/17 Class A                                  944,662              --             0.0%
                                                                                               --------------- ---------------
TOTAL CANADA                                                                                                --             0.0%
                                                                                               --------------- ---------------
FRANCE -- (0.0%)
*                 Maurel et prom Rights 12/31/00                                     1,477,844              --             0.0%
                                                                                               --------------- ---------------
HONG KONG -- (0.0%)
*                 International Standard Resources Holdings, Ltd. Warrants 5/10/18   1,201,175              --             0.0%
                                                                                               --------------- ---------------
ITALY -- (0.0%)
#*                d'Amico International Shipping SA Rights 5/18/17                   5,402,854         271,902             0.0%
                                                                                               --------------- ---------------
TOTAL RIGHTS/WARRANTS                                                                                  271,902             0.0%
                                                                                               --------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                     14,314,699,117
                                                                                               ---------------

                                                                                                   VALUE+
                                                                                               ---------------
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@              DFA Short Term Investment Fund                                    77,331,698     894,959,738             6.1%
                                                                                               --------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $12,870,695,163)                                           $15,209,658,855           104.4%
                                                                                               =============== ===============

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ------------------------------------------------------
                                                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                                                  -------------- --------------- ------- ---------------
Common Stocks
   Australia                                                                  -- $   957,875,701      -- $   957,875,701
   Austria                                                                    --     183,695,040      --     183,695,040
   Belgium                                                                    --     203,374,130      --     203,374,130
   Canada                                                         $1,182,500,164         177,413      --   1,182,677,577
   China                                                                      --       6,776,512      --       6,776,512
   Denmark                                                                    --     298,734,387      --     298,734,387
   Finland                                                                    --     336,649,608      --     336,649,608
   France                                                                     --     704,668,067      --     704,668,067
   Germany                                                                    --   1,081,902,065      --   1,081,902,065
   Greece                                                                     --           1,871      --           1,871
   Hong Kong                                                             342,699     506,210,952      --     506,553,651
   Ireland                                                                    --      51,341,307      --      51,341,307
   Israel                                                                     --     108,500,576      --     108,500,576
   Italy                                                                      --     578,972,851      --     578,972,851
   Japan                                                                      --   3,685,782,669      --   3,685,782,669
   Netherlands                                                                --     300,704,734      --     300,704,734
   New Zealand                                                                --      66,985,410      --      66,985,410
   Norway                                                                     --     121,388,062      --     121,388,062
   Portugal                                                                   --      41,670,802      --      41,670,802
   Singapore                                                                  --     183,003,415      --     183,003,415
   Spain                                                                      --     353,401,189      --     353,401,189
   Sweden                                                                     --     439,877,353      --     439,877,353
   Switzerland                                                                --     693,924,225      --     693,924,225
   United Kingdom                                                             --   2,210,918,182      --   2,210,918,182
   United States                                                              --         319,270      --         319,270
Preferred Stocks
   Germany                                                                    --      14,728,561      --      14,728,561
Rights/Warrants
   Italy                                                                      --         271,902      --         271,902
Securities Lending Collateral                                                 --     894,959,738      --     894,959,738
Futures Contracts**                                                    1,238,713              --      --       1,238,713
                                                                  -------------- --------------- ------- ---------------
TOTAL                                                             $1,184,081,576 $14,026,815,992      -- $15,210,897,568
                                                                  ============== =============== ======= ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
COMMON STOCKS -- (90.8%)
AUSTRALIA -- (5.7%)
*                 Aconex, Ltd.                                                         12,284 $   40,300             0.0%
*                 Acrux, Ltd.                                                          41,436      8,538             0.0%
                  Adelaide Brighton, Ltd.                                             138,518    614,116             0.0%
#                 Ainsworth Game Technology, Ltd.                                      78,327    109,067             0.0%
*                 Alkane Resources, Ltd.                                                6,922      1,297             0.0%
                  ALS, Ltd.                                                           185,612    868,189             0.1%
                  Altium, Ltd.                                                         28,177    172,775             0.0%
#                 Alumina, Ltd.                                                     1,435,203  1,970,199             0.1%
                  AMA Group, Ltd.                                                      36,202     28,734             0.0%
                  Amaysim Australia, Ltd.                                              14,035     18,685             0.0%
                  Amcor, Ltd.                                                          59,263    696,830             0.1%
                  AMP, Ltd.                                                           340,656  1,364,897             0.1%
                  Ansell, Ltd.                                                         42,883    763,359             0.1%
#                 AP Eagers, Ltd.                                                      19,425    116,925             0.0%
                  APN News & Media, Ltd.                                              167,971    313,049             0.0%
                  APN Outdoor Group, Ltd.                                              30,621    124,818             0.0%
                  APN Property Group, Ltd.                                             29,920      8,955             0.0%
#                 ARB Corp., Ltd.                                                      20,754    240,649             0.0%
#                 Ardent Leisure Group                                                192,620    292,467             0.0%
                  Aristocrat Leisure, Ltd.                                             70,496  1,035,986             0.1%
#*                Arrium, Ltd.                                                      1,567,926          8             0.0%
                  Asaleo Care, Ltd.                                                    79,162    106,230             0.0%
                  ASX, Ltd.                                                             5,138    194,780             0.0%
*                 Atlas Iron, Ltd.                                                  1,983,040     23,591             0.0%
                  AUB Group, Ltd.                                                      13,333    120,692             0.0%
                  Aurizon Holdings, Ltd.                                              174,244    671,911             0.0%
                  Ausdrill, Ltd.                                                      241,151    246,460             0.0%
                  AusNet Services                                                     119,985    157,140             0.0%
                  Austal, Ltd.                                                        176,686    226,450             0.0%
*                 Austin Engineering, Ltd.                                            124,964     14,977             0.0%
#                 Australia & New Zealand Banking Group, Ltd.                         214,260  5,244,866             0.3%
#*                Australian Agricultural Co., Ltd.                                   263,824    340,383             0.0%
                  Australian Pharmaceutical Industries, Ltd.                          214,013    356,825             0.0%
                  Auswide Bank, Ltd.                                                    3,475     13,518             0.0%
#                 Automotive Holdings Group, Ltd.                                     156,135    435,693             0.0%
                  Aveo Group                                                           59,085    139,359             0.0%
#                 AVJennings, Ltd.                                                     42,518     18,917             0.0%
*                 AWE, Ltd.                                                           433,912    147,509             0.0%
                  Bank of Queensland, Ltd.                                            206,612  1,848,582             0.1%
                  Bapcor, Ltd.                                                         18,294     71,540             0.0%
                  Beach Energy, Ltd.                                                1,094,201    600,785             0.0%
                  Beacon Lighting Group, Ltd.                                           9,241     12,464             0.0%
#*                Beadell Resources, Ltd.                                             414,541     71,212             0.0%
#                 Bega Cheese, Ltd.                                                    25,909    116,224             0.0%
#                 Bellamy's Australia, Ltd.                                            15,266     58,691             0.0%
                  Bendigo & Adelaide Bank, Ltd.                                       208,172  1,915,744             0.1%
                  BHP Billiton, Ltd.                                                  314,531  5,599,889             0.3%
#                 BHP Billiton, Ltd. Sponsored ADR                                     69,264  2,465,798             0.1%
*                 Billabong International, Ltd.                                        53,855     44,938             0.0%
#                 Blackmores, Ltd.                                                      3,596    286,771             0.0%
                  BlueScope Steel, Ltd.                                               367,496  3,210,794             0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
AUSTRALIA -- (Continued)
*                 Boart Longyear, Ltd.                                                161,114 $    5,310             0.0%
                  Boral, Ltd.                                                         662,752  3,054,985             0.2%
                  Brambles, Ltd.                                                       80,792    625,175             0.0%
                  Breville Group, Ltd.                                                 32,602    261,167             0.0%
                  Brickworks, Ltd.                                                     39,966    440,423             0.0%
                  BT Investment Management, Ltd.                                       27,770    248,067             0.0%
#*                Buru Energy, Ltd.                                                    48,867      6,199             0.0%
                  Cabcharge Australia, Ltd.                                            76,619    150,872             0.0%
                  Caltex Australia, Ltd.                                                9,675    215,958             0.0%
#*                Cardno, Ltd.                                                        158,037    157,470             0.0%
*                 Carnarvon Petroleum, Ltd.                                           105,419      6,869             0.0%
*                 Carnegie Clean Energy, Ltd.                                         802,182     40,206             0.0%
                  carsales.com, Ltd.                                                   56,024    491,362             0.0%
                  Cash Converters International, Ltd.                                 319,509     65,642             0.0%
                  Cedar Woods Properties, Ltd.                                         37,487    150,249             0.0%
                  Challenger, Ltd.                                                    202,028  1,995,409             0.1%
                  CIMIC Group, Ltd.                                                    18,581    514,932             0.0%
                  Cleanaway Waste Management, Ltd.                                  1,105,037  1,049,330             0.1%
*                 Coal of Africa, Ltd.                                                 24,372        914             0.0%
                  Coca-Cola Amatil, Ltd.                                               42,962    301,095             0.0%
                  Cochlear, Ltd.                                                        4,240    443,845             0.0%
                  Codan, Ltd.                                                          40,394     66,266             0.0%
#                 Collection House, Ltd.                                              100,438    101,509             0.0%
                  Collins Foods, Ltd.                                                  30,312    118,963             0.0%
#                 Commonwealth Bank of Australia                                       26,947  1,760,014             0.1%
                  Computershare, Ltd.                                                  32,124    354,137             0.0%
*                 Cooper Energy, Ltd.                                                 446,159    113,284             0.0%
#                 Corporate Travel Management, Ltd.                                    10,704    163,090             0.0%
                  Costa Group Holdings, Ltd.                                           21,696     71,218             0.0%
                  Credit Corp. Group, Ltd.                                              7,541    102,662             0.0%
                  Crown Resorts, Ltd.                                                  15,532    145,229             0.0%
#                 CSG, Ltd.                                                           139,764     50,234             0.0%
                  CSR, Ltd.                                                           304,816  1,117,728             0.1%
                  Data#3, Ltd.                                                         28,842     37,089             0.0%
                  Decmil Group, Ltd.                                                   71,423     41,881             0.0%
#                 Domino's Pizza Enterprises, Ltd.                                     17,144    783,994             0.1%
                  Donaco International, Ltd.                                           26,426      9,616             0.0%
*                 Doray Minerals, Ltd.                                                 14,828      3,295             0.0%
                  Downer EDI, Ltd.                                                    390,865  1,717,594             0.1%
                  DUET Group                                                          181,496    410,120             0.0%
                  DuluxGroup, Ltd.                                                     99,568    504,142             0.0%
                  DWS, Ltd.                                                            15,637     18,195             0.0%
                  Eclipx Group, Ltd.                                                   69,290    199,939             0.0%
#*                Elders, Ltd.                                                         29,525     98,349             0.0%
#*                Energy Resources of Australia, Ltd.                                 158,948     71,530             0.0%
#*                Energy World Corp., Ltd.                                            238,480     66,933             0.0%
                  EQT Holdings, Ltd.                                                    3,703     48,615             0.0%
                  ERM Power, Ltd.                                                      53,500     48,675             0.0%
#                 Estia Health, Ltd.                                                   32,630     74,782             0.0%
                  Euroz, Ltd.                                                           1,190      1,006             0.0%
                  Event Hospitality and Entertainment, Ltd.                            42,137    409,975             0.0%
                  Evolution Mining, Ltd.                                              487,189    846,786             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
AUSTRALIA -- (Continued)
                  Fairfax Media, Ltd.                                               1,609,841 $1,276,233             0.1%
#*                FAR, Ltd.                                                           947,843     58,186             0.0%
                  Finbar Group, Ltd.                                                   18,455     11,189             0.0%
#*                Fleetwood Corp., Ltd.                                                 2,933      4,396             0.0%
#                 FlexiGroup, Ltd.                                                    186,128    324,074             0.0%
#                 Flight Centre Travel Group, Ltd.                                     10,927    257,021             0.0%
                  Fortescue Metals Group, Ltd.                                        868,376  3,441,939             0.2%
                  G8 Education, Ltd.                                                  160,721    444,687             0.0%
#                 Gateway Lifestyle                                                    69,296    110,537             0.0%
#                 GBST Holdings, Ltd.                                                   9,803     21,359             0.0%
                  Genworth Mortgage Insurance Australia, Ltd.                         156,538    384,958             0.0%
*                 Gold Road Resources, Ltd.                                            13,617      6,736             0.0%
                  GrainCorp, Ltd. Class A                                             145,544    970,648             0.1%
                  Grange Resources, Ltd.                                              208,883     25,803             0.0%
#                 Greencross, Ltd.                                                     48,917    248,896             0.0%
                  GUD Holdings, Ltd.                                                   32,022    298,072             0.0%
                  GWA Group, Ltd.                                                     102,660    239,751             0.0%
                  Hansen Technologies, Ltd.                                            49,234    132,674             0.0%
#                 Harvey Norman Holdings, Ltd.                                        166,837    523,308             0.0%
                  Healthscope, Ltd.                                                   178,350    294,552             0.0%
                  HFA Holdings, Ltd.                                                   84,476    151,054             0.0%
#*                Hills, Ltd.                                                         252,946     36,912             0.0%
*                 Horizon Oil, Ltd.                                                   329,531     14,309             0.0%
*                 Huon Aquaculture Group, Ltd.                                          8,447     30,254             0.0%
                  IDP Education, Ltd.                                                  18,820     64,847             0.0%
                  Iluka Resources, Ltd.                                                73,575    462,348             0.0%
*                 Imdex, Ltd.                                                         144,747     67,058             0.0%
#                 IMF Bentham, Ltd.                                                   125,874    181,831             0.0%
                  Incitec Pivot, Ltd.                                                 634,664  1,798,100             0.1%
                  Independence Group NL                                               295,288    723,434             0.1%
*                 Infigen Energy                                                      199,850    142,231             0.0%
                  Infomedia, Ltd.                                                     135,504     71,914             0.0%
                  Insurance Australia Group, Ltd.                                      76,321    354,273             0.0%
                  Integrated Research, Ltd.                                            23,608     52,990             0.0%
                  InvoCare, Ltd.                                                       31,470    343,354             0.0%
#                 IOOF Holdings, Ltd.                                                 104,664    689,916             0.0%
                  IRESS, Ltd.                                                          30,469    283,720             0.0%
                  iSelect, Ltd.                                                        89,713    133,516             0.0%
#                 iSentia Group, Ltd.                                                  30,855     33,455             0.0%
                  IVE Group, Ltd.                                                      23,385     40,932             0.0%
                  James Hardie Industries P.L.C.                                       29,101    492,399             0.0%
                  James Hardie Industries P.L.C. Sponsored ADR                          1,506     25,692             0.0%
                  Japara Healthcare, Ltd.                                              32,639     50,561             0.0%
#                 JB Hi-Fi, Ltd.                                                       30,146    556,975             0.0%
#*                Karoon Gas Australia, Ltd.                                          124,548    137,620             0.0%
*                 Kingsgate Consolidated, Ltd.                                         78,969     13,382             0.0%
                  LendLease Group                                                      48,231    579,045             0.0%
                  Link Administration Holdings, Ltd.                                   63,129    364,907             0.0%
#*                Lynas Corp., Ltd.                                                   752,468     51,230             0.0%
                  MACA, Ltd.                                                          126,482    157,116             0.0%
*                 Macmahon Holdings, Ltd.                                             971,526    112,725             0.0%
                  Macquarie Atlas Roads Group                                          71,093    284,069             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
AUSTRALIA -- (Continued)
                  Macquarie Group, Ltd.                                                56,822 $3,947,248             0.2%
                  Magellan Financial Group, Ltd.                                       32,196    567,509             0.0%
                  Mantra Group, Ltd.                                                  115,942    244,614             0.0%
                  MaxiTRANS Industries, Ltd.                                           43,486     22,256             0.0%
#*                Mayne Pharma Group, Ltd.                                            198,187    199,287             0.0%
                  McMillan Shakespeare, Ltd.                                           22,094    223,486             0.0%
                  McPherson's, Ltd.                                                    54,464     54,682             0.0%
                  Medibank Pvt, Ltd.                                                  162,308    353,338             0.0%
*                 Medusa Mining, Ltd.                                                 152,759     43,309             0.0%
                  Melbourne IT, Ltd.                                                   50,445     81,260             0.0%
#*                Mesoblast, Ltd.                                                      69,293    163,402             0.0%
#*                Metals X, Ltd.                                                      216,365    119,231             0.0%
#*                Metcash, Ltd.                                                       685,997  1,104,401             0.1%
*                 Mincor Resources NL                                                  60,677      8,181             0.0%
#                 Mineral Resources, Ltd.                                              86,351    690,611             0.0%
#*                MMA Offshore, Ltd.                                                  160,271     26,424             0.0%
                  MNF Group, Ltd.                                                       3,874     12,874             0.0%
                  Monadelphous Group, Ltd.                                             44,913    419,917             0.0%
                  Monash IVF Group, Ltd.                                               32,926     49,071             0.0%
                  Money3 Corp., Ltd.                                                   38,558     39,964             0.0%
                  Mortgage Choice, Ltd.                                                37,287     63,670             0.0%
*                 Mount Gibson Iron, Ltd.                                             699,223    188,192             0.0%
#                 Myer Holdings, Ltd.                                                 629,852    523,336             0.0%
#                 MYOB Group, Ltd.                                                     26,939     70,935             0.0%
                  MyState, Ltd.                                                         7,573     26,653             0.0%
#                 National Australia Bank, Ltd.                                        95,889  2,433,868             0.1%
#                 Navitas, Ltd.                                                        71,507    245,553             0.0%
#*                NetComm Wireless, Ltd.                                               22,805     23,159             0.0%
                  New Hope Corp., Ltd.                                                 58,565     73,636             0.0%
                  Newcrest Mining, Ltd.                                               117,455  1,884,370             0.1%
*                 NEXTDC, Ltd.                                                         13,445     41,781             0.0%
                  nib holdings, Ltd.                                                  141,173    634,078             0.0%
                  Nick Scali, Ltd.                                                     11,738     63,238             0.0%
#                 Nine Entertainment Co. Holdings, Ltd.                               463,852    427,113             0.0%
                  Northern Star Resources, Ltd.                                       192,586    626,155             0.0%
#*                NRW Holdings, Ltd.                                                  253,468    105,876             0.0%
                  Nufarm, Ltd.                                                         97,765    743,039             0.1%
#                 OFX Group, Ltd.                                                      72,862     78,266             0.0%
                  Oil Search, Ltd.                                                    131,700    710,645             0.1%
#                 Orica, Ltd.                                                         147,743  2,046,908             0.1%
*                 Origin Energy, Ltd.                                                 258,591  1,391,550             0.1%
#*                Orocobre, Ltd.                                                       51,764    122,056             0.0%
                  Orora, Ltd.                                                         321,187    724,183             0.1%
                  OrotonGroup, Ltd.                                                     3,801      4,243             0.0%
                  OZ Minerals, Ltd.                                                   197,153  1,046,849             0.1%
#                 Pacific Current Group, Ltd.                                           9,548     37,082             0.0%
                  Pacific Smiles Group, Ltd.                                           19,058     28,202             0.0%
                  Pact Group Holdings, Ltd.                                            18,200     96,053             0.0%
#*                Paladin Energy, Ltd.                                              1,154,232     90,750             0.0%
*                 Panoramic Resources, Ltd.                                           342,920     71,611             0.0%
                  Paragon Care, Ltd.                                                   60,066     33,030             0.0%
                  Peet, Ltd.                                                          104,189     96,732             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
AUSTRALIA -- (Continued)
                  Perpetual, Ltd.                                                    11,450 $  452,189             0.0%
#*                Perseus Mining, Ltd.                                              351,532     77,643             0.0%
#                 Platinum Asset Management, Ltd.                                    42,817    149,167             0.0%
                  PMP, Ltd.                                                         150,913     75,066             0.0%
                  Premier Investments, Ltd.                                          70,651    692,839             0.0%
                  Primary Health Care, Ltd.                                         366,632    929,632             0.1%
#                 Prime Media Group, Ltd.                                           164,223     36,946             0.0%
                  Pro Medicus, Ltd.                                                   8,781     35,795             0.0%
                  Programmed Maintenance Services, Ltd.                             187,991    241,965             0.0%
                  Qantas Airways, Ltd.                                              447,406  1,418,218             0.1%
                  QBE Insurance Group, Ltd.                                         156,418  1,502,828             0.1%
#                 Qube Holdings, Ltd.                                               424,683    834,863             0.1%
#                 Quintis, Ltd.                                                     197,160    177,250             0.0%
#*                Ramelius Resources, Ltd.                                          330,244     99,891             0.0%
                  Ramsay Health Care, Ltd.                                            7,186    385,328             0.0%
#                 RCG Corp., Ltd.                                                    64,537     40,075             0.0%
                  RCR Tomlinson, Ltd.                                                78,112    165,885             0.0%
#                 REA Group, Ltd.                                                     3,734    171,482             0.0%
                  Reckon, Ltd.                                                       24,980     29,154             0.0%
                  Reece, Ltd.                                                           839     25,648             0.0%
#                 Regis Healthcare, Ltd.                                             31,163    104,632             0.0%
                  Regis Resources, Ltd.                                             213,290    529,717             0.0%
                  Reject Shop, Ltd. (The)                                            18,852     59,973             0.0%
                  Resolute Mining, Ltd.                                             663,028    615,613             0.0%
#                 Retail Food Group, Ltd.                                            42,735    174,583             0.0%
#                 Ridley Corp., Ltd.                                                153,852    164,760             0.0%
                  Rio Tinto, Ltd.                                                    28,857  1,306,405             0.1%
                  Ruralco Holdings, Ltd.                                             13,827     29,690             0.0%
                  RXP Services, Ltd.                                                 59,319     37,740             0.0%
*                 Salmat, Ltd.                                                       16,043      6,362             0.0%
                  Sandfire Resources NL                                              74,231    321,430             0.0%
*                 Santos, Ltd.                                                      264,574    686,860             0.0%
#*                Saracen Mineral Holdings, Ltd.                                    511,730    361,223             0.0%
#                 SeaLink Travel Group, Ltd.                                          9,824     31,884             0.0%
                  Seek, Ltd.                                                         26,845    341,956             0.0%
#                 Select Harvests, Ltd.                                              46,008    187,281             0.0%
#*                Senex Energy, Ltd.                                                722,848    172,397             0.0%
#                 Servcorp, Ltd.                                                      8,966     39,545             0.0%
                  Service Stream, Ltd.                                              119,728    104,039             0.0%
#                 Seven Group Holdings, Ltd.                                         61,699    511,830             0.0%
                  Seven West Media, Ltd.                                            642,439    355,496             0.0%
                  SG Fleet Group, Ltd.                                               15,165     41,191             0.0%
                  Sigma Pharmaceuticals, Ltd.                                       655,713    613,892             0.0%
#*                Silex Systems, Ltd.                                                12,982      4,328             0.0%
#                 Silver Chef, Ltd.                                                   6,381     37,204             0.0%
#*                Silver Lake Resources, Ltd.                                       373,613    133,552             0.0%
                  Sims Metal Management, Ltd.                                       110,402  1,013,549             0.1%
*                 Sino Gas & Energy Holdings, Ltd.                                  281,256     19,515             0.0%
                  Sirtex Medical, Ltd.                                               16,148    187,518             0.0%
#*                Slater & Gordon, Ltd.                                             156,653     10,789             0.0%
                  SMS Management & Technology, Ltd.                                  45,150     54,079             0.0%
                  Sonic Healthcare, Ltd.                                             35,296    583,491             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
AUSTRALIA -- (Continued)
                  South32, Ltd.                                                     513,662 $  1,064,460             0.1%
                  Southern Cross Media Group, Ltd.                                  530,793      513,019             0.0%
                  Spark Infrastructure Group                                        252,146      470,167             0.0%
*                 Specialty Fashion Group, Ltd.                                      16,869        6,800             0.0%
                  SpeedCast International, Ltd.                                      42,343      120,511             0.0%
                  Spotless Group Holdings, Ltd.                                     527,991      426,588             0.0%
*                 St Barbara, Ltd.                                                  239,897      491,718             0.0%
                  Star Entertainment Grp, Ltd. (The)                                486,001    2,024,309             0.1%
                  Steadfast Group, Ltd.                                             201,787      410,294             0.0%
*                 Strike Energy, Ltd.                                                53,210        3,156             0.0%
                  Suncorp Group, Ltd.                                               147,264    1,518,092             0.1%
*                 Sundance Energy Australia, Ltd.                                   958,575       71,573             0.0%
                  Sunland Group, Ltd.                                                67,813       87,724             0.0%
#                 Super Retail Group, Ltd.                                           36,344      256,684             0.0%
                  Tabcorp Holdings, Ltd.                                            387,831    1,377,877             0.1%
                  Tassal Group, Ltd.                                                131,069      437,583             0.0%
                  Tatts Group, Ltd.                                                 449,603    1,446,383             0.1%
                  Technology One, Ltd.                                               65,801      268,813             0.0%
*                 Ten Network Holdings, Ltd.                                        148,556       30,059             0.0%
                  Thorn Group, Ltd.                                                 118,630      114,080             0.0%
*                 Tiger Resources, Ltd.                                             335,407       12,306             0.0%
#                 Tox Free Solutions, Ltd.                                          128,452      212,493             0.0%
#                 TPG Telecom, Ltd.                                                  36,057      159,088             0.0%
                  Treasury Wine Estates, Ltd.                                       356,118    3,197,355             0.2%
*                 Troy Resources, Ltd.                                              258,080       25,382             0.0%
                  Villa World, Ltd.                                                  74,677      129,722             0.0%
#                 Village Roadshow, Ltd.                                             52,175      141,720             0.0%
#*                Virgin Australia Holdings, Ltd.                                   572,109       79,317             0.0%
#                 Virtus Health, Ltd.                                                34,514      150,480             0.0%
                  Vita Group, Ltd.                                                    7,991       13,600             0.0%
#                 Vocus Group, Ltd.                                                 154,455      389,374             0.0%
*                 Watpac, Ltd.                                                       44,377       24,383             0.0%
#                 Webjet, Ltd.                                                       31,032      264,191             0.0%
                  Wesfarmers, Ltd.                                                   34,155    1,099,442             0.1%
#*                Western Areas, Ltd.                                               150,962      250,545             0.0%
#*                Westgold Resources, Ltd.                                          108,182      158,212             0.0%
                  Westpac Banking Corp.                                              54,832    1,437,408             0.1%
                  Westpac Banking Corp. Sponsored ADR                                17,788      468,714             0.0%
#*                Whitehaven Coal, Ltd.                                             372,475      761,909             0.1%
                  Woodside Petroleum, Ltd.                                          175,531    4,225,289             0.2%
*                 WorleyParsons, Ltd.                                               149,957    1,266,668             0.1%
                  WPP AUNZ, Ltd.                                                    265,697      231,723             0.0%
                                                                                            ------------ ---------------
TOTAL AUSTRALIA                                                                              136,259,569             6.2%
                                                                                            ------------ ---------------
AUSTRIA -- (0.7%)
                  Agrana Beteiligungs AG                                                788       82,888             0.0%
                  ANDRITZ AG                                                         12,132      670,379             0.1%
                  Atrium European Real Estate, Ltd.                                  53,354      224,688             0.0%
#                 Austria Technologie & Systemtechnik AG                             18,584      200,786             0.0%
                  BUWOG AG                                                           14,650      395,639             0.0%
                  CA Immobilien Anlagen AG                                           18,824      412,235             0.0%
#                 DO & CO AG                                                          1,848      124,721             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
AUSTRIA -- (Continued)
                  Erste Group Bank AG                                                49,385 $ 1,768,170             0.1%
                  EVN AG                                                             18,238     241,550             0.0%
*                 FACC AG                                                            17,679     134,126             0.0%
#                 IMMOFINANZ AG                                                     122,979     255,646             0.0%
                  Kapsch TrafficCom AG                                                2,261     110,811             0.0%
#                 Lenzing AG                                                          3,520     656,235             0.0%
#                 Mayr Melnhof Karton AG                                              2,130     257,750             0.0%
                  Oberbank AG                                                           847      67,198             0.0%
#                 Oesterreichische Post AG                                           10,339     438,583             0.0%
                  OMV AG                                                             44,044   2,028,715             0.1%
                  Palfinger AG                                                        2,086      85,132             0.0%
                  POLYTEC Holding AG                                                  4,447      77,648             0.0%
                  Porr Ag                                                             2,038      72,884             0.0%
*                 Raiffeisen Bank International AG                                   81,977   1,868,765             0.1%
                  RHI AG                                                              7,335     213,565             0.0%
#                 Rosenbauer International AG                                         1,097      63,863             0.0%
                  S IMMO AG                                                          14,586     190,639             0.0%
#                 Schoeller-Bleckmann Oilfield Equipment AG                           3,067     214,118             0.0%
#                 Semperit AG Holding                                                 3,664      97,773             0.0%
                  Strabag SE                                                          9,541     390,192             0.0%
                  Telekom Austria AG                                                 35,463     248,878             0.0%
                  UBM Development AG                                                     73       2,731             0.0%
                  UNIQA Insurance Group AG                                          112,559     939,265             0.1%
                  Verbund AG                                                         26,863     445,978             0.0%
                  Vienna Insurance Group AG Wiener Versicherung Gruppe               27,716     718,970             0.1%
                  Voestalpine AG                                                     21,189     883,356             0.1%
                  Wienerberger AG                                                    64,572   1,511,780             0.1%
                  Wolford AG                                                            299       6,279             0.0%
                  Zumtobel Group AG                                                  10,068     209,652             0.0%
                                                                                            ----------- ---------------
TOTAL AUSTRIA                                                                                16,311,588             0.8%
                                                                                            ----------- ---------------
BELGIUM -- (1.5%)
#*                Ablynx NV                                                           6,175      72,638             0.0%
                  Ackermans & van Haaren NV                                          17,155   2,807,713             0.1%
                  Ageas                                                              83,970   3,438,213             0.2%
*                 AGFA-Gevaert NV                                                   121,884     618,740             0.0%
                  Anheuser-Busch InBev SA/NV                                         27,589   3,111,221             0.2%
#                 Anheuser-Busch InBev SA/NV Sponsored ADR                            6,428     727,907             0.0%
                  Atenor                                                              1,496      79,867             0.0%
                  Banque Nationale de Belgique                                           73     238,953             0.0%
                  Barco NV                                                            8,544     841,672             0.0%
                  Bekaert SA                                                         26,419   1,329,790             0.1%
                  bpost SA                                                           22,672     543,401             0.0%
#*                Celyad SA                                                           2,699      86,351             0.0%
                  Cie d'Entreprises CFE                                               4,707     686,003             0.0%
#*                Cie Immobiliere de Belgique SA                                        554      34,990             0.0%
                  Colruyt SA                                                         24,745   1,271,549             0.1%
                  D'ieteren SA                                                       17,970     876,757             0.1%
*                 Dalenys                                                               846       5,902             0.0%
                  Deceuninck NV                                                      41,650     126,222             0.0%
                  Econocom Group SA                                                  52,827     849,496             0.1%
                  Elia System Operator SA                                             5,024     266,479             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
BELGIUM -- (Continued)
                  Euronav NV                                                         80,693 $   640,533             0.0%
                  EVS Broadcast Equipment SA                                          8,451     340,368             0.0%
#                 Exmar NV                                                           24,582     157,878             0.0%
#*                Fagron                                                             15,510     204,701             0.0%
*                 Galapagos NV                                                       11,191     980,427             0.1%
                  Gimv NV                                                             7,347     448,320             0.0%
                  Ion Beam Applications                                               4,252     252,385             0.0%
                  KBC Group NV                                                       29,947   2,164,176             0.1%
                  Kinepolis Group NV                                                  5,625     324,788             0.0%
                  Lotus Bakeries                                                         50     125,774             0.0%
#*                MDxHealth                                                          11,188      64,569             0.0%
                  Melexis NV                                                          6,584     548,869             0.0%
#*                Nyrstar NV                                                         49,900     282,448             0.0%
                  Ontex Group NV                                                     36,516   1,218,359             0.1%
*                 Orange Belgium SA                                                  24,637     513,913             0.0%
                  Picanol                                                             1,521     148,255             0.0%
#                 Proximus SADP                                                      25,907     792,338             0.0%
                  RealDolmen                                                          1,622      45,258             0.0%
                  Recticel SA                                                        29,730     247,624             0.0%
                  Resilux                                                               702     118,353             0.0%
                  Roularta Media Group NV                                               855      25,287             0.0%
*                 Sapec                                                                  81      14,819             0.0%
                  Sioen Industries NV                                                 8,233     274,264             0.0%
                  Sipef SA                                                            2,962     205,443             0.0%
                  Solvay SA                                                          22,716   2,889,271             0.1%
*                 Telenet Group Holding NV                                            4,412     268,076             0.0%
                  TER Beke SA                                                           468      91,507             0.0%
*                 Tessenderlo Chemie NV                                              20,594     845,264             0.1%
*                 ThromboGenics NV                                                   32,613     111,036             0.0%
#                 UCB SA                                                             10,853     847,065             0.1%
#                 Umicore SA                                                         56,575   3,314,568             0.2%
                  Van de Velde NV                                                     3,155     173,301             0.0%
*                 Viohalco SA                                                        25,814      50,227             0.0%
                                                                                            ----------- ---------------
TOTAL BELGIUM                                                                                36,743,328             1.7%
                                                                                            ----------- ---------------
CANADA -- (7.8%)
*                 5N Plus, Inc.                                                      33,915      48,448             0.0%
                  Absolute Software Corp.                                            14,551      82,293             0.0%
                  Acadian Timber Corp.                                                7,576     100,288             0.0%
*                 Advantage Oil & Gas, Ltd.                                         159,974   1,006,686             0.1%
                  Aecon Group, Inc.                                                  49,735     589,876             0.0%
#*                Africa Oil Corp.                                                   40,900      63,520             0.0%
#                 Ag Growth International, Inc.                                       4,160     168,923             0.0%
#                 AGF Management, Ltd. Class B                                       63,512     317,316             0.0%
                  Agnico Eagle Mines, Ltd.(2009823)                                  13,378     639,472             0.0%
#                 Agnico Eagle Mines, Ltd.(008474108)                                11,564     553,106             0.0%
                  Agrium, Inc.(2213538)                                               4,900     459,901             0.0%
                  Agrium, Inc.(008916108)                                             7,309     686,534             0.0%
                  AGT Food & Ingredients, Inc.                                       15,012     346,748             0.0%
                  Aimia, Inc.                                                        54,074     362,065             0.0%
*                 Air Canada                                                         15,500     147,500             0.0%
#                 AirBoss of America Corp.                                           10,798      98,088             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
                  AKITA Drilling, Ltd. Class A                                          900 $    5,736             0.0%
#*                Alacer Gold Corp.                                                 189,466    299,803             0.0%
#                 Alamos Gold, Inc. Class A(011532108)                               61,980    443,777             0.0%
                  Alamos Gold, Inc. Class A(BZ3DNP6)                                163,219  1,168,200             0.1%
#                 Alaris Royalty Corp.                                               24,598    392,292             0.0%
                  Algoma Central Corp.                                                1,740     15,832             0.0%
                  Algonquin Power & Utilities Corp.                                  95,477    904,375             0.1%
                  AltaGas, Ltd.                                                      37,819    847,502             0.1%
                  Alterra Power Corp.                                                 4,945     17,172             0.0%
                  Altius Minerals Corp.                                              32,000    282,949             0.0%
                  Altus Group, Ltd.                                                  11,600    261,734             0.0%
*                 Amaya, Inc.(02314M108)                                             15,330    272,874             0.0%
#*                Amaya, Inc.(BT8J595)                                               24,674    438,332             0.0%
*                 Americas Silver Corp.                                              27,100     79,411             0.0%
*                 Amerigo Resources, Ltd.                                            16,500      7,494             0.0%
                  Andrew Peller, Ltd. Class A                                        14,100    112,796             0.0%
                  ARC Resources, Ltd.                                                69,370    910,670             0.1%
#*                Argonaut Gold, Inc.                                               128,891    207,729             0.0%
#*                Asanko Gold, Inc.                                                 101,993    247,315             0.0%
                  Atco, Ltd. Class I                                                  4,600    167,380             0.0%
#*                Athabasca Oil Corp.                                               336,699    340,387             0.0%
*                 ATS Automation Tooling Systems, Inc.                               44,845    427,737             0.0%
*                 AuRico Metals, Inc.(05157J108)                                     22,247     17,880             0.0%
*                 AuRico Metals, Inc.(BYR52G5)                                       56,603     46,027             0.0%
#                 AutoCanada, Inc.                                                   22,819    392,506             0.0%
#*                Avigilon Corp.                                                     23,199    273,619             0.0%
*                 B2Gold Corp.                                                      701,928  1,763,754             0.1%
#                 Badger Daylighting, Ltd.                                           11,726    279,008             0.0%
#                 Bank of Montreal(2076009)                                          15,646  1,107,903             0.1%
                  Bank of Montreal(063671101)                                        23,853  1,689,985             0.1%
                  Bank of Nova Scotia (The)(064149107)                               34,732  1,932,141             0.1%
                  Bank of Nova Scotia (The)(2076281)                                  6,849    380,720             0.0%
                  Barrick Gold Corp.                                                 28,817    481,820             0.0%
#*                Baytex Energy Corp.(B4VGVM3)                                      150,644    455,778             0.0%
#*                Baytex Energy Corp.(07317Q105)                                     31,128     94,007             0.0%
                  BCE, Inc.                                                           5,155    234,685             0.0%
#*                Bellatrix Exploration, Ltd.                                       187,601    140,180             0.0%
                  Birchcliff Energy, Ltd.                                           172,754    887,151             0.1%
                  Bird Construction, Inc.                                            21,559    150,513             0.0%
#                 Black Diamond Group, Ltd.                                          27,941     79,214             0.0%
*                 BlackBerry, Ltd.(BCBHZ31)                                          77,224    721,297             0.1%
*                 BlackBerry, Ltd.(09228F103)                                        31,464    293,874             0.0%
*                 BlackPearl Resources, Inc.                                        189,068    167,593             0.0%
#*                Bombardier, Inc. Class A                                            9,900     15,955             0.0%
*                 Bombardier, Inc. Class B                                          114,760    177,388             0.0%
                  Bonavista Energy Corp.                                            189,957    399,382             0.0%
#                 Bonterra Energy Corp.                                              25,174    357,034             0.0%
                  Boralex, Inc. Class A                                              25,000    382,587             0.0%
                  Brookfield Real Estate Services, Inc.                               1,000     11,860             0.0%
*                 BRP, Inc.                                                           9,500    224,582             0.0%
*                 BSM Technologies, Inc.                                             40,000     46,299             0.0%
                  CAE, Inc.(2162760)                                                 16,827    257,018             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
                  CAE, Inc.(124765108)                                                4,303 $   65,707             0.0%
#*                Calfrac Well Services, Ltd.                                        96,583    245,517             0.0%
                  Calian Group, Ltd.                                                  1,300     25,856             0.0%
#                 Callidus Capital Corp.                                             17,332    218,007             0.0%
                  Cameco Corp.(2166160)                                              43,049    412,814             0.0%
                  Cameco Corp.(13321L108)                                            67,984    651,967             0.0%
*                 Canaccord Genuity Group, Inc.                                     103,597    386,291             0.0%
#*                Canacol Energy, Ltd.                                              102,819    307,315             0.0%
                  Canadian Energy Services & Technology Corp.                        38,232    180,650             0.0%
                  Canadian Imperial Bank of Commerce(136069101)                       6,707    542,127             0.0%
                  Canadian Imperial Bank of Commerce(2170525)                         4,404    355,695             0.0%
                  Canadian Natural Resources, Ltd.(136385101)                        60,484  1,927,625             0.1%
                  Canadian Natural Resources, Ltd.(2171573)                          13,504    430,134             0.0%
                  Canadian Tire Corp., Ltd. Class A                                   8,816  1,075,965             0.1%
                  Canadian Western Bank                                              78,046  1,533,991             0.1%
#                 Canam Group, Inc.                                                  29,506    263,059             0.0%
*                 Canfor Corp.                                                       70,590  1,060,104             0.1%
                  Canfor Pulp Products, Inc.                                         27,649    239,616             0.0%
#                 CanWel Building Materials Group, Ltd.                              28,456    123,409             0.0%
*                 Canyon Services Group, Inc.                                        75,563    350,400             0.0%
                  Capital Power Corp.                                                15,684    285,863             0.0%
*                 Capstone Mining Corp.                                             337,985    262,455             0.0%
#                 Cardinal Energy, Ltd.                                              31,100    146,267             0.0%
#                 Cargojet, Inc.                                                      1,500     47,581             0.0%
                  Cascades, Inc.                                                     60,672    730,704             0.1%
                  CCL Industries, Inc. Class B                                        6,634  1,535,727             0.1%
*                 Celestica, Inc.(15101Q108)                                         53,786    766,450             0.1%
*                 Celestica, Inc.(2263362)                                           42,777    609,511             0.0%
                  Cenovus Energy, Inc.(15135U109)                                    70,959    708,171             0.0%
                  Cenovus Energy, Inc.(B57FG04)                                      77,149    769,201             0.1%
                  Centerra Gold, Inc.(B01NXQ4)                                      163,854    846,246             0.1%
                  Centerra Gold, Inc.(152006102)                                        935      4,835             0.0%
*                 Cequence Energy, Ltd.                                              79,682     14,301             0.0%
#                 Cervus Equipment Corp.                                              5,594     50,447             0.0%
*                 CGI Group, Inc. Class A(39945C109)                                  7,333    353,964             0.0%
*                 CGI Group, Inc. Class A(2159740)                                    7,471    360,565             0.0%
                  Chartwell Retirement Residences                                     6,900     78,551             0.0%
                  Chesswood Group, Ltd.                                              10,697    107,828             0.0%
*                 China Gold International Resources Corp., Ltd.                    199,661    296,921             0.0%
#*                Chinook Energy, Inc.                                               38,922      9,837             0.0%
                  CI Financial Corp.                                                 14,539    284,379             0.0%
                  Cineplex, Inc.                                                     19,102    751,878             0.1%
#                 Clarke, Inc.                                                        1,100      8,864             0.0%
                  Clearwater Seafoods, Inc.                                          10,558     81,831             0.0%
                  Cogeco Communications, Inc.                                         9,995    571,927             0.0%
                  Cogeco, Inc.                                                        6,264    313,602             0.0%
                  Colliers International Group, Inc.(194693107)                       5,285    258,172             0.0%
                  Colliers International Group, Inc.(BYL7SB4)                         4,219    206,584             0.0%
                  Computer Modelling Group, Ltd.                                     32,230    254,997             0.0%
                  Constellation Software, Inc.                                        1,092    499,446             0.0%
*                 Continental Gold, Inc.                                             42,413     95,698             0.0%
#*                Copper Mountain Mining Corp.                                      125,983     83,063             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
                  Corby Spirit and Wine, Ltd.                                         4,950 $   80,684             0.0%
*                 Corridor Resources, Inc.                                            5,600      1,805             0.0%
                  Corus Entertainment, Inc. Class B                                 100,405    985,625             0.1%
                  Cott Corp.(22163N106)                                               4,928     64,902             0.0%
                  Cott Corp.(2228952)                                                50,909    669,811             0.0%
#                 Crescent Point Energy Corp.(B67C8W8)                               17,626    174,448             0.0%
                  Crescent Point Energy Corp.(22576C101)                             94,326    934,773             0.1%
*                 Crew Energy, Inc.                                                 134,885    406,122             0.0%
*                 CRH Medical Corp.                                                  23,040    135,534             0.0%
#*                Delphi Energy Corp.                                               145,154    142,490             0.0%
#*                Denison Mines Corp.                                               436,805    223,994             0.0%
*                 Descartes Systems Group, Inc. (The)(2141941)                        9,080    209,531             0.0%
*                 Descartes Systems Group, Inc. (The)(249906108)                      2,819     65,260             0.0%
*                 Detour Gold Corp.                                                 106,767  1,349,204             0.1%
                  DH Corp.                                                           17,700    329,221             0.0%
                  DHX Media, Ltd.(BRF12N3)                                           31,409    132,304             0.0%
                  DHX Media, Ltd.(BRF12P5)                                           21,889     90,279             0.0%
*                 DIRTT Environmental Solutions                                       9,600     46,557             0.0%
                  Dollarama, Inc.                                                     4,866    425,982             0.0%
                  Dominion Diamond Corp.(B95LX89)                                    25,747    312,914             0.0%
                  Dominion Diamond Corp.(257287102)                                  43,661    530,918             0.0%
                  Dorel Industries, Inc. Class B                                     23,718    569,906             0.0%
*                 Dundee Precious Metals, Inc.                                      110,745    221,482             0.0%
                  E-L Financial Corp., Ltd.                                             175    104,740             0.0%
#*                Eastmain Resources, Inc.                                           97,500     34,284             0.0%
                  ECN Capital Corp.                                                  58,789    160,210             0.0%
                  Eldorado Gold Corp.                                               483,443  1,767,247             0.1%
                  Element Fleet Management Corp.                                    147,442  1,295,066             0.1%
                  Empire Co., Ltd. Class A                                           91,095  1,403,412             0.1%
#                 Enbridge Income Fund Holdings, Inc.                                53,474  1,312,317             0.1%
                  Encana Corp.                                                      127,081  1,359,767             0.1%
*                 Endeavour Mining Corp.                                             50,236    828,767             0.1%
                  Enercare, Inc.                                                     31,728    503,911             0.0%
                  Enerflex, Ltd.                                                     70,907    999,414             0.1%
#*                Energy Fuels, Inc.(BFV4XV7)                                        38,805     67,658             0.0%
*                 Energy Fuels, Inc.(BFV4XW8)                                         2,144      3,752             0.0%
                  Enerplus Corp.                                                     67,478    486,516             0.0%
                  Enghouse Systems, Ltd.                                              7,196    315,505             0.0%
                  Ensign Energy Services, Inc.                                      108,852    605,243             0.0%
*                 Epsilon Energy, Ltd.                                               35,277     80,889             0.0%
#                 Equitable Group, Inc.                                               9,889    264,349             0.0%
*                 Equity Financial Holdings, Inc.                                       800      4,571             0.0%
*                 Essential Energy Services Trust                                   168,421     75,262             0.0%
                  Evertz Technologies, Ltd.                                          11,926    147,650             0.0%
#                 Exchange Income Corp.                                              14,690    377,191             0.0%
                  Exco Technologies, Ltd.                                            18,657    154,718             0.0%
#*                EXFO, Inc.                                                             48        221             0.0%
#                 Extendicare, Inc.                                                  33,004    241,537             0.0%
                  Fairfax Financial Holdings, Ltd.                                    3,244  1,482,917             0.1%
                  Fiera Capital Corp.                                                18,571    193,730             0.0%
                  Finning International, Inc.                                        59,210  1,126,033             0.1%
#                 Firm Capital Mortgage Investment Corp.                             20,800    198,697             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
                  First Capital Realty, Inc.                                          9,235 $  134,224             0.0%
#*                First Majestic Silver Corp.(32076V103)                             26,297    213,795             0.0%
#*                First Majestic Silver Corp.(2833583)                               44,033    358,057             0.0%
#                 First National Financial Corp.                                      3,800     64,055             0.0%
                  First Quantum Minerals, Ltd.                                      129,827  1,237,354             0.1%
                  FirstService Corp.(33767E103)                                       3,685    228,949             0.0%
                  FirstService Corp.(BYL7ZF7)                                         4,219    262,557             0.0%
*                 Fission Uranium Corp.                                              24,000     10,901             0.0%
*                 Fortress Paper, Ltd. Class A                                        2,299     12,968             0.0%
*                 Fortuna Silver Mines, Inc.                                         74,287    341,218             0.0%
                  Franco-Nevada Corp.                                                 6,099    415,464             0.0%
#                 Freehold Royalties, Ltd.                                           64,685    642,562             0.0%
#                 Gamehost, Inc.                                                      5,382     40,807             0.0%
                  Genesis Land Development Corp.                                     10,800     25,318             0.0%
#                 Genworth MI Canada, Inc.                                           39,761    987,435             0.1%
                  George Weston, Ltd.                                                 6,237    560,121             0.0%
                  Gibson Energy, Inc.                                                62,532    847,930             0.1%
                  Gildan Activewear, Inc.                                            13,046    365,752             0.0%
*                 Glacier Media, Inc.                                                 3,000      1,429             0.0%
                  Gluskin Sheff + Associates, Inc.                                   11,763    146,321             0.0%
*                 GMP Capital, Inc.                                                  33,185     82,899             0.0%
                  goeasy, Ltd.                                                        2,200     51,203             0.0%
                  Goldcorp, Inc.(380956409)                                          65,242    910,778             0.1%
                  Goldcorp, Inc.(2676302)                                             7,376    102,774             0.0%
#*                Golden Star Resources, Ltd.                                       132,780     95,326             0.0%
#*                Gran Tierra Energy, Inc.(38500T101)                                 1,100      2,772             0.0%
*                 Gran Tierra Energy, Inc.(B2PPCS5)                                 362,792    914,256             0.1%
#                 Granite Oil Corp.                                                  21,541     81,427             0.0%
*                 Great Canadian Gaming Corp.                                        17,900    319,566             0.0%
#*                Great Panther Silver, Ltd.                                         29,633     37,121             0.0%
                  Great-West Lifeco, Inc.                                             6,100    164,091             0.0%
                  Guardian Capital Group, Ltd. Class A                                2,700     53,583             0.0%
*                 Heroux-Devtek, Inc.                                                25,896    228,408             0.0%
                  High Liner Foods, Inc.                                             13,514    187,110             0.0%
*                 HNZ Group, Inc.                                                     2,200     22,064             0.0%
#                 Home Capital Group, Inc.                                           47,507    279,811             0.0%
                  Horizon North Logistics, Inc.                                     118,178    146,310             0.0%
                  HudBay Minerals, Inc.(B05BQ98)                                      3,790     22,550             0.0%
                  HudBay Minerals, Inc.(B05BDX1)                                    201,095  1,200,633             0.1%
#                 Hudson's Bay Co.                                                   40,053    366,185             0.0%
*                 Husky Energy, Inc.                                                 67,618    780,669             0.1%
*                 IAMGOLD Corp.(450913108)                                           23,010     95,261             0.0%
*                 IAMGOLD Corp.(2446646)                                            336,026  1,388,364             0.1%
                  IGM Financial, Inc.                                                 5,200    156,223             0.0%
#*                Imperial Metals Corp.                                              37,605    167,219             0.0%
                  Imperial Oil, Ltd.(2454241)                                           776     22,574             0.0%
                  Imperial Oil, Ltd.(453038408)                                      11,911    346,253             0.0%
*                 Indigo Books & Music, Inc.                                          1,700     19,926             0.0%
                  Industrial Alliance Insurance & Financial Services, Inc.           47,009  1,983,259             0.1%
                  Information Services Corp.                                          2,900     39,600             0.0%
                  Innergex Renewable Energy, Inc.                                    35,784    365,429             0.0%
                  Intact Financial Corp.                                              5,604    383,891             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
                  Inter Pipeline, Ltd.                                                9,678 $  197,169             0.0%
*                 Interfor Corp.                                                     57,812    853,807             0.1%
*                 International Petroleum Corp.                                       2,610      9,488             0.0%
                  Intertape Polymer Group, Inc.                                      18,164    320,686             0.0%
*                 Ivanhoe Mines, Ltd. Class A                                       412,214  1,446,471             0.1%
                  Jean Coutu Group PJC, Inc. (The) Class A                           20,225    330,996             0.0%
                  Just Energy Group, Inc.(B693818)                                    2,300     14,053             0.0%
                  Just Energy Group, Inc.(B63MCN1)                                   29,108    177,840             0.0%
                  K-Bro Linen, Inc.                                                   2,328     67,279             0.0%
*                 Kelt Exploration, Ltd.                                            109,256    537,854             0.0%
                  Keyera Corp.                                                       11,800    326,584             0.0%
*                 Kinaxis, Inc.                                                       1,900    113,926             0.0%
*                 Kinross Gold Corp.(496902404)                                      10,211     35,636             0.0%
*                 Kinross Gold Corp.(B03Z841)                                       542,422  1,887,480             0.1%
*                 Kirkland Lake Gold, Ltd.                                           63,934    442,604             0.0%
*                 Klondex Mines, Ltd.                                                64,382    230,163             0.0%
*                 Knight Therapeutics, Inc.                                          94,656    735,724             0.1%
                  KP Tissue, Inc.                                                     3,300     38,245             0.0%
                  Labrador Iron Ore Royalty Corp.                                    44,105    572,859             0.0%
                  Laurentian Bank of Canada                                          31,692  1,296,422             0.1%
                  Leon's Furniture, Ltd.                                             15,438    191,922             0.0%
                  Linamar Corp.                                                      41,828  1,778,468             0.1%
#                 Liquor Stores N.A., Ltd.                                           28,555    210,442             0.0%
                  Loblaw Cos., Ltd.                                                   8,093    454,178             0.0%
                  Lucara Diamond Corp.                                              163,626    377,585             0.0%
                  Lundin Mining Corp.                                               389,120  2,075,231             0.1%
                  MacDonald Dettwiler & Associates, Ltd.                              6,138    303,067             0.0%
                  Magellan Aerospace Corp.                                            9,236    138,704             0.0%
                  Magna International, Inc.(559222401)                                  300     12,531             0.0%
                  Magna International, Inc.(2554475)                                 26,629  1,112,330             0.1%
#*                Mainstreet Equity Corp.                                             1,005     27,160             0.0%
*                 Major Drilling Group International, Inc.                           70,995    393,709             0.0%
                  Mandalay Resources Corp.                                          204,371     85,339             0.0%
                  Manulife Financial Corp.(56501R106)                                75,088  1,317,794             0.1%
                  Manulife Financial Corp.(2492519)                                  36,601    641,902             0.0%
                  Maple Leaf Foods, Inc.                                             36,799    921,154             0.1%
                  Martinrea International, Inc.                                      76,375    583,002             0.0%
*                 Maxim Power Corp.                                                   2,200      4,432             0.0%
#                 Mediagrif Interactive Technologies, Inc.                            1,000     11,318             0.0%
#                 Medical Facilities Corp.                                           14,715    175,388             0.0%
#*                MEG Energy Corp.                                                  154,186    698,047             0.0%
                  Melcor Developments, Ltd.                                           4,353     52,234             0.0%
*                 Merus Labs International, Inc.                                     63,018     48,935             0.0%
                  Methanex Corp.(59151K108)                                           2,714    124,573             0.0%
                  Methanex Corp.(2654416)                                            15,900    730,674             0.1%
                  Metro, Inc.                                                        29,275  1,003,249             0.1%
*                 Midas Gold Corp.                                                   40,000     22,856             0.0%
*                 Minco Silver Corp.                                                  9,414      6,896             0.0%
*                 Mitel Networks Corp.                                               74,628    527,571             0.0%
                  Morguard Corp.                                                      1,100    155,517             0.0%
#                 Morneau Shepell, Inc.                                              20,525    302,977             0.0%
                  MTY Food Group, Inc.                                                5,616    192,871             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
                  Mullen Group, Ltd.                                                 50,867 $  557,840             0.0%
                  National Bank of Canada                                            59,178  2,299,837             0.1%
*                 Neptune Technologies & Bioressources, Inc.                          6,516      6,444             0.0%
                  Nevsun Resources, Ltd.                                            230,490    511,618             0.0%
                  New Flyer Industries, Inc.                                         23,034    858,048             0.1%
*                 New Gold, Inc.                                                    391,582  1,110,159             0.1%
#*                Newalta Corp.                                                      83,333    125,148             0.0%
                  Norbord, Inc.(65548P403)                                            3,586    111,417             0.0%
                  Norbord, Inc.(2641441)                                              4,916    152,193             0.0%
                  North American Energy Partners, Inc.(B1HTYS2)                      12,646     60,402             0.0%
                  North American Energy Partners, Inc.(656844107)                    11,011     52,302             0.0%
                  North West Co., Inc. (The)                                         16,108    379,970             0.0%
#                 Northern Blizzard Resources, Inc.                                  33,282     82,410             0.0%
#*                Northern Dynasty Minerals, Ltd.                                     7,000     11,128             0.0%
#                 Northland Power, Inc.                                              27,644    488,663             0.0%
*                 Novelion Therapeutics, Inc.                                           746      7,598             0.0%
*                 NuVista Energy, Ltd.                                              144,490    650,975             0.0%
                  OceanaGold Corp.                                                  401,697  1,309,514             0.1%
                  Onex Corp.                                                          6,200    447,337             0.0%
                  Open Text Corp.                                                    12,400    429,942             0.0%
*                 Orbite Technologies, Inc.                                         121,500     20,917             0.0%
                  Osisko Gold Royalties, Ltd.(68827L101)                              2,000     21,340             0.0%
                  Osisko Gold Royalties, Ltd.(BN60CQ4)                               82,014    873,580             0.1%
*                 Painted Pony Petroleum, Ltd.                                       85,445    312,974             0.0%
                  Pan American Silver Corp.(697900108)                               82,032  1,375,677             0.1%
                  Pan American Silver Corp.(2669272)                                 25,434    426,490             0.0%
#*                Paramount Resources, Ltd. Class A                                  35,128    448,284             0.0%
*                 Parex Resources, Inc.                                              56,767    704,883             0.0%
                  Parkland Fuel Corp.                                                18,102    393,853             0.0%
                  Pason Systems, Inc.                                                22,885    339,826             0.0%
                  Pembina Pipeline Corp.(B4PPQG5)                                     3,982    126,946             0.0%
                  Pembina Pipeline Corp.(B4PT2P8)                                     4,324    137,777             0.0%
#*                Pengrowth Energy Corp.                                            431,204    413,814             0.0%
#*                Penn West Petroleum, Ltd.(B63FY34)                                391,148    587,417             0.0%
*                 Penn West Petroleum, Ltd.(707887105)                               79,923    119,085             0.0%
#                 Peyto Exploration & Development Corp.                              11,576    210,650             0.0%
*                 PHX Energy Services Corp.                                          30,152     70,463             0.0%
#*                Pilot Gold, Inc.                                                   70,500     25,565             0.0%
#*                Pine Cliff Energy, Ltd.                                           141,100     76,491             0.0%
#                 Pizza Pizza Royalty Corp.                                          20,206    263,038             0.0%
*                 Platinum Group Metals, Ltd.                                        22,970     27,597             0.0%
                  Potash Corp. of Saskatchewan, Inc.                                 21,498    362,886             0.0%
#                 PrairieSky Royalty, Ltd.                                            1,664     36,265             0.0%
*                 Precision Drilling Corp.(74022D308)                                59,993    238,172             0.0%
*                 Precision Drilling Corp.(B5YPLH9)                                 205,892    819,013             0.1%
                  Premium Brands Holdings Corp.                                       8,423    527,205             0.0%
#*                Pretium Resources, Inc.                                            67,986    673,859             0.0%
#*                Primero Mining Corp.(B4Z8FV2)                                     132,141     61,954             0.0%
*                 Primero Mining Corp.(74164W106)                                     6,304      2,900             0.0%
#*                Pulse Seismic, Inc.                                                33,004     62,137             0.0%
                  Pure Technologies, Ltd.                                            10,700     35,352             0.0%
                  Quebecor, Inc. Class B                                             16,000    488,422             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
*                 Questerre Energy Corp. Class A                                     16,560 $    8,492             0.0%
*                 Raging River Exploration, Inc.                                     14,392     84,029             0.0%
                  Reitmans Canada, Ltd. Class A                                      29,599    118,825             0.0%
                  Richelieu Hardware, Ltd.                                           15,921    354,331             0.0%
*                 Richmont Mines, Inc.                                               24,900    188,248             0.0%
                  Ritchie Bros Auctioneers, Inc.(767744105)                          13,981    458,018             0.0%
                  Ritchie Bros Auctioneers, Inc.(2345390)                             3,200    104,928             0.0%
#*                RMP Energy, Inc.                                                   84,637     50,842             0.0%
                  Rocky Mountain Dealerships, Inc.                                   12,478     88,668             0.0%
                  Rogers Sugar, Inc.                                                 69,448    316,447             0.0%
                  Royal Bank of Canada(780087102)                                    21,014  1,439,039             0.1%
                  Royal Bank of Canada(2754383)                                      13,700    938,089             0.1%
#*                Royal Nickel Corp.                                                128,000     21,098             0.0%
                  Russel Metals, Inc.                                                38,412    736,695             0.1%
#*                Sabina Gold & Silver Corp.                                        168,500    212,315             0.0%
#*                Sandstorm Gold, Ltd.                                              102,656    355,711             0.0%
#                 Sandvine Corp.                                                    112,056    261,044             0.0%
                  Saputo, Inc.                                                       11,022    362,380             0.0%
*                 Savanna Energy Services Corp.                                      47,416     65,651             0.0%
                  Savaria Corp.                                                       1,600     16,703             0.0%
*                 Sears Canada, Inc.(81234D109)                                       1,814      1,905             0.0%
*                 Sears Canada, Inc.(2787259)                                         7,764      7,963             0.0%
                  Secure Energy Services, Inc.                                      132,463    862,676             0.1%
*                 SEMAFO, Inc.                                                      187,120    430,429             0.0%
*                 Seven Generations Energy, Ltd. Class A                                903     15,989             0.0%
                  Shaw Communications, Inc. Class B(2801836)                          4,800    101,763             0.0%
                  Shaw Communications, Inc. Class B(82028K200)                       18,675    396,097             0.0%
                  ShawCor, Ltd.                                                      16,463    413,067             0.0%
#*                Sherritt International Corp.                                      263,069    173,446             0.0%
#                 Sienna Senior Living, Inc.                                         18,211    229,197             0.0%
*                 Sierra Wireless, Inc.(826516106)                                   15,411    389,898             0.0%
#*                Sierra Wireless, Inc.(2418968)                                      8,700    220,137             0.0%
#*                Silver Standard Resources, Inc.(82823L106)                         20,715    213,572             0.0%
*                 Silver Standard Resources, Inc.(2218458)                           69,629    718,198             0.1%
                  Silver Wheaton Corp.                                               29,388    586,878             0.0%
                  SNC-Lavalin Group, Inc.                                            22,000    884,803             0.1%
*                 Solium Capital, Inc.                                                6,894     40,352             0.0%
*                 Southern Pacific Resource Corp.                                   135,301         14             0.0%
#*                Spartan Energy Corp.                                              270,031    451,024             0.0%
#*                Spin Master Corp.                                                   3,794    109,007             0.0%
                  Sprott, Inc.                                                      148,667    255,937             0.0%
                  Stantec, Inc.(85472N109)                                            4,216    107,930             0.0%
#                 Stantec, Inc.(2854238)                                             13,024    334,223             0.0%
                  Stella-Jones, Inc.                                                  8,350    264,499             0.0%
*                 Stornoway Diamond Corp.                                           375,613    225,635             0.0%
*                 Strad Energy Services, Ltd.                                         4,059      4,133             0.0%
                  Stuart Olson, Inc.                                                 18,950     74,687             0.0%
#                 Student Transportation, Inc.                                       25,875    153,728             0.0%
                  Sun Life Financial, Inc.(866796105)                                13,099    462,657             0.0%
                  Sun Life Financial, Inc.(2566124)                                   7,841    276,924             0.0%
#                 Suncor Energy, Inc.(867224107)                                     72,745  2,281,283             0.1%
                  Suncor Energy, Inc.(B3NB1P2)                                      133,753  4,191,742             0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
#*                SunOpta, Inc.(8676EP108)                                           43,059 $  314,331             0.0%
#*                SunOpta, Inc.(2817510)                                             23,209    170,533             0.0%
                  Superior Plus Corp.                                                94,681    906,546             0.1%
#                 Surge Energy, Inc.                                                227,284    422,916             0.0%
                  Tahoe Resources, Inc.(B5B9KV1)                                     34,180    276,937             0.0%
                  Tahoe Resources, Inc.(873868103)                                   97,613    786,761             0.1%
#*                Taseko Mines, Ltd.                                                150,429    168,607             0.0%
                  Teck Resources, Ltd. Class A                                        1,200     25,494             0.0%
                  Teck Resources, Ltd. Class B(878742204)                            85,331  1,769,765             0.1%
                  Teck Resources, Ltd. Class B(2879327)                              10,991    228,025             0.0%
                  TELUS Corp.                                                        10,600    352,699             0.0%
*                 Tembec, Inc.                                                       27,377     59,365             0.0%
*                 Teranga Gold Corp.                                                404,219    195,439             0.0%
                  TFI International, Inc.                                            34,627    753,902             0.1%
*                 Theratechnologies, Inc.                                            30,200    146,238             0.0%
                  Thomson Reuters Corp.                                              10,416    473,319             0.0%
*                 Timmins Gold Corp.                                                137,602     53,426             0.0%
#*                TMAC Resources, Inc.                                                4,600     52,468             0.0%
                  TMX Group, Ltd.                                                    22,686  1,281,670             0.1%
                  TORC Oil & Gas, Ltd.                                              121,146    527,165             0.0%
*                 Torex Gold Resources, Inc.                                         21,361    361,800             0.0%
                  Toromont Industries, Ltd.                                          22,041    784,082             0.1%
                  Toronto-Dominion Bank (The)(891160509)                              5,699    268,366             0.0%
                  Toronto-Dominion Bank (The)(2897222)                               41,258  1,941,322             0.1%
#                 Torstar Corp. Class B                                              69,863     88,541             0.0%
                  Total Energy Services, Inc.                                        22,484    224,008             0.0%
*                 Tourmaline Oil Corp.                                               47,906    941,239             0.1%
                  TransAlta Corp.(2901628)                                           74,219    380,053             0.0%
                  TransAlta Corp.(89346D107)                                        125,991    642,554             0.0%
                  TransAlta Renewables, Inc.                                         13,300    151,897             0.0%
                  TransCanada Corp.(89353D107)                                        2,905    134,908             0.0%
                  TransCanada Corp.(2665184)                                         12,378    574,717             0.0%
                  Transcontinental, Inc. Class A                                     53,732    958,481             0.1%
*                 TransGlobe Energy Corp.                                            67,575     99,007             0.0%
#*                Trevali Mining Corp.                                              307,649    270,451             0.0%
#*                Trican Well Service, Ltd.                                         155,045    425,932             0.0%
*                 Trilogy Energy Corp.                                               49,908    162,332             0.0%
*                 Trinidad Drilling, Ltd.                                           205,616    322,345             0.0%
*                 Turquoise Hill Resources, Ltd.(900435108)                          17,904     48,878             0.0%
*                 Turquoise Hill Resources, Ltd.(B7WJ1F5)                           128,553    350,329             0.0%
*                 TVA Group, Inc. Class B                                               653      1,588             0.0%
#                 Uni-Select, Inc.                                                   25,520    676,208             0.0%
*                 UrtheCast Corp.                                                     9,100     10,666             0.0%
                  Valener, Inc.                                                      10,289    164,693             0.0%
                  Veresen, Inc.                                                     250,788  2,798,067             0.1%
                  Vermilion Energy, Inc.                                             15,758    554,682             0.0%
                  Wajax Corp.                                                        11,809    211,343             0.0%
                  Waste Connections, Inc.(94106B101)                                  4,128    379,848             0.0%
                  Waste Connections, Inc.(BYQFRK5)                                    7,762    714,089             0.1%
#*                Wesdome Gold Mines, Ltd.                                           44,300    110,016             0.0%
                  West Fraser Timber Co., Ltd.                                       42,570  1,912,929             0.1%
#*                Western Energy Services Corp.                                      64,541     95,508             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
CANADA -- (Continued)
                  Western Forest Products, Inc.                                       309,165 $    486,945             0.0%
                  WestJet Airlines, Ltd.                                                4,300       71,129             0.0%
                  Westshore Terminals Investment Corp.                                 17,989      314,565             0.0%
#                 Whitecap Resources, Inc.                                            274,385    1,941,730             0.1%
                  Wi-LAN, Inc.                                                        102,507      205,757             0.0%
                  Winpak, Ltd.                                                          6,877      293,912             0.0%
                  WSP Global, Inc.                                                     24,359      887,420             0.1%
*                 Xtreme Drilling Corp.                                                17,787       30,491             0.0%
                  Yamana Gold, Inc.(98462Y100)                                          6,868       18,544             0.0%
                  Yamana Gold, Inc.(2219279)                                          526,870    1,416,513             0.1%
*                 Yangarra Resources, Ltd.                                              7,200       13,345             0.0%
#*                Yellow Pages, Ltd.                                                   19,713      108,598             0.0%
#                 ZCL Composites, Inc.                                                  6,650       71,856             0.0%
                                                                                              ------------ ---------------
TOTAL CANADA                                                                                   187,293,963             8.5%
                                                                                              ------------ ---------------
CHINA -- (0.0%)
#                 BEP International Holdings, Ltd.                                  4,000,000      200,240             0.0%
                  K Wah International Holdings, Ltd.                                  507,343      321,943             0.0%
                                                                                              ------------ ---------------
TOTAL CHINA                                                                                        522,183             0.0%
                                                                                              ------------ ---------------
DENMARK -- (1.9%)
#                 ALK-Abello A.S.                                                       3,727      581,434             0.0%
                  Alm Brand A.S.                                                       63,379      519,490             0.0%
                  Ambu A.S. Class B                                                    14,918      733,958             0.0%
                  AP Moller - Maersk A.S. Class A                                         253      419,725             0.0%
                  AP Moller - Maersk A.S. Class B                                         499      860,792             0.0%
*                 Bang & Olufsen A.S.                                                  27,777      415,161             0.0%
                  BankNordik P/F                                                          557        9,378             0.0%
*                 Bavarian Nordic A.S.                                                 13,393      735,153             0.0%
                  Brodrene Hartmann A.S.                                                1,662       84,525             0.0%
                  Carlsberg A.S. Class B                                               16,409    1,637,331             0.1%
                  Chr Hansen Holding A.S.                                              19,477    1,312,243             0.1%
                  Coloplast A.S. Class B                                                2,059      176,303             0.0%
#                 Columbus A.S.                                                        23,023       47,263             0.0%
#*                D/S Norden A.S.                                                      23,429      468,268             0.0%
                  Danske Bank A.S.                                                     40,251    1,463,467             0.1%
                  DFDS A.S.                                                            18,136    1,081,382             0.1%
                  DSV A.S.                                                             35,504    1,977,056             0.1%
                  FLSmidth & Co. A.S.                                                  27,397    1,647,027             0.1%
*                 Genmab A.S.                                                           4,438      883,050             0.0%
#                 GN Store Nord A.S.                                                   95,918    2,493,201             0.1%
#                 H Lundbeck A.S.                                                      23,314    1,195,892             0.1%
*                 H+H International A.S. Class B                                        7,858      109,255             0.0%
                  Harboes Bryggeri A.S. Class B                                           511        9,899             0.0%
                  IC Group A.S.                                                         4,483      108,092             0.0%
                  ISS A.S.                                                             24,838    1,030,286             0.1%
*                 Jeudan A.S.                                                             667       67,184             0.0%
                  Jyske Bank A.S.                                                      42,552    2,275,508             0.1%
                  Matas A.S.                                                           25,891      400,016             0.0%
*                 NKT Holding A.S.                                                     16,719    1,317,909             0.1%
                  Nordjyske Bank A.S.                                                   5,916      100,836             0.0%
                  Novo Nordisk A.S. Class B                                            52,427    2,041,343             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
DENMARK -- (Continued)
#                 Novozymes A.S. Class B                                              9,977 $   430,738             0.0%
                  Pandora A.S.                                                       10,035   1,084,083             0.1%
                  Parken Sport & Entertainment A.S.                                   3,780      52,033             0.0%
                  Per Aarsleff Holding A.S.                                          14,945     383,343             0.0%
                  Ringkjoebing Landbobank A.S.                                        3,025     729,506             0.0%
                  Rockwool International A.S. Class B                                 4,487     821,404             0.0%
                  Royal Unibrew A.S.                                                 21,383     930,430             0.0%
                  RTX A.S.                                                            6,404     193,718             0.0%
*                 Santa Fe Group A.S.                                                14,613     128,401             0.0%
                  Schouw & Co. AB                                                    13,852   1,425,833             0.1%
                  SimCorp A.S.                                                       17,341   1,086,444             0.1%
                  Solar A.S. Class B                                                  4,464     258,776             0.0%
                  Spar Nord Bank A.S.                                                63,888     724,194             0.0%
                  Sydbank A.S.                                                       55,133   2,005,439             0.1%
                  TDC A.S.                                                          515,530   2,765,543             0.1%
                  Tivoli A.S.                                                            10         928             0.0%
*                 TK Development A.S.                                                55,151      93,754             0.0%
*                 Topdanmark A.S.                                                    43,920   1,202,481             0.1%
                  Tryg A.S.                                                          48,492     930,405             0.0%
                  United International Enterprises                                    1,094     208,932             0.0%
                  Vestas Wind Systems A.S.                                           18,318   1,576,200             0.1%
*                 Vestjysk Bank A.S.                                                 15,069      32,972             0.0%
*                 William Demant Holding A.S.                                        47,885   1,095,978             0.1%
#*                Zealand Pharma A.S.                                                 5,267      94,114             0.0%
                                                                                            ----------- ---------------
TOTAL DENMARK                                                                                44,458,076             2.0%
                                                                                            ----------- ---------------
FINLAND -- (2.0%)
                  Ahlstrom-Munksjo Oyj                                                9,910     187,546             0.0%
                  Aktia Bank Oyj                                                     19,864     195,546             0.0%
                  Alandsbanken Abp Class B                                                5          75             0.0%
                  Alma Media Oyj                                                      6,053      36,412             0.0%
                  Amer Sports Oyj                                                    63,952   1,415,477             0.1%
                  Apetit Oyj                                                            276       4,004             0.0%
                  Aspo Oyj                                                            6,205      58,456             0.0%
                  Atria Oyj                                                          10,467     124,344             0.0%
*                 BasWare Oyj                                                         1,456      56,324             0.0%
#                 Bittium Oyj                                                        10,461      72,548             0.0%
#                 Cargotec Oyj Class B                                               24,533   1,461,787             0.1%
#*                Caverion Corp.                                                     32,549     266,089             0.0%
                  Citycon Oyj                                                        93,565     230,048             0.0%
                  Cramo Oyj                                                          21,940     569,675             0.0%
                  Digia Oyj                                                           1,627       4,605             0.0%
                  Elisa Oyj                                                          42,719   1,452,743             0.1%
                  F-Secure Oyj                                                       29,375     109,288             0.0%
                  Finnair Oyj                                                        55,961     291,899             0.0%
                  Fiskars Oyj Abp                                                    20,322     445,931             0.0%
#                 Fortum Oyj                                                         98,858   1,437,420             0.1%
                  HKScan Oyj Class A                                                 24,600      92,041             0.0%
#                 Huhtamaki Oyj                                                      35,018   1,357,384             0.1%
                  Ilkka-Yhtyma Oyj                                                    3,592      11,772             0.0%
                  Kemira Oyj                                                         70,680     904,142             0.1%
                  Kesko Oyj Class A                                                   3,096     144,840             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
FINLAND -- (Continued)
                  Kesko Oyj Class B                                                  41,548 $ 1,945,891             0.1%
                  Kone Oyj Class B                                                   18,181     832,188             0.0%
                  Konecranes Oyj                                                     14,374     602,807             0.0%
                  Lassila & Tikanoja Oyj                                             19,020     369,034             0.0%
                  Lemminkainen Oyj                                                    2,979      58,111             0.0%
#                 Metsa Board Oyj                                                   125,806     892,466             0.1%
                  Metso Oyj                                                          55,305   1,980,691             0.1%
                  Neste Oyj                                                          50,237   2,047,117             0.1%
                  Nokia Oyj(5946455)                                                143,713     820,832             0.0%
                  Nokia Oyj(5902941)                                                179,921   1,028,580             0.1%
                  Nokian Renkaat Oyj                                                 34,855   1,498,095             0.1%
                  Olvi Oyj Class A                                                    7,627     235,608             0.0%
                  Oriola Oyj Class B                                                 78,266     329,723             0.0%
                  Orion Oyj Class A                                                   5,798     330,623             0.0%
                  Orion Oyj Class B                                                  28,958   1,659,569             0.1%
                  Outokumpu Oyj                                                     198,891   1,904,577             0.1%
*                 Outotec Oyj                                                       106,364     789,242             0.0%
                  Pihlajalinna Oyj                                                    1,774      32,645             0.0%
                  Ponsse Oy                                                           2,825      71,453             0.0%
*                 Poyry Oyj                                                           6,843      25,031             0.0%
*                 QT Group Oyj                                                        1,859      14,120             0.0%
                  Raisio Oyj Class V                                                 80,223     304,295             0.0%
                  Ramirent Oyj                                                       44,716     425,187             0.0%
                  Revenio Group Oyj                                                   2,106      84,060             0.0%
#                 Sampo Oyj Class A                                                  46,849   2,242,080             0.1%
                  Sanoma Oyj                                                         65,013     573,477             0.0%
                  Sponda Oyj                                                         45,116     198,999             0.0%
                  SRV Group OYJ                                                       3,870      20,334             0.0%
*                 Stockmann Oyj Abp Class A                                           2,666      22,618             0.0%
#*                Stockmann Oyj Abp Class B                                          27,220     233,958             0.0%
#                 Stora Enso Oyj Class R                                            285,475   3,387,986             0.2%
*                 Talvivaara Mining Co. P.L.C.                                      190,260       1,181             0.0%
#                 Technopolis Oyj                                                    40,698     136,455             0.0%
#                 Tieto Oyj                                                          28,426     891,329             0.0%
                  Tikkurila Oyj                                                      15,819     313,238             0.0%
                  UPM-Kymmene Oyj                                                   258,374   6,807,295             0.3%
                  Uponor Oyj                                                         22,059     417,726             0.0%
                  Vaisala Oyj Class A                                                 4,398     210,848             0.0%
                  Valmet Oyj                                                         39,726     723,606             0.0%
                  Wartsila Oyj Abp                                                   14,688     893,243             0.1%
                  YIT Oyj                                                            81,132     641,735             0.0%
                                                                                            ----------- ---------------
TOTAL FINLAND                                                                                46,928,449             2.1%
                                                                                            ----------- ---------------
FRANCE -- (6.1%)
                  ABC Arbitrage                                                      20,414     144,421             0.0%
                  Accor SA                                                           13,779     628,311             0.0%
                  Actia Group                                                        10,087      92,298             0.0%
                  Aeroports de Paris                                                  2,541     338,958             0.0%
*                 Air France-KLM                                                     66,287     556,885             0.0%
                  Air Liquide SA                                                      6,508     784,124             0.0%
                  Akka Technologies                                                   4,661     217,796             0.0%
                  Albioma SA                                                         16,533     317,969             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
FRANCE -- (Continued)
*                 Alstom SA                                                           8,602 $  273,031             0.0%
                  Altamir                                                            16,568    278,160             0.0%
                  Alten SA                                                           11,932  1,011,157             0.1%
                  Altran Technologies SA                                             72,366  1,214,215             0.1%
                  Amundi SA                                                           4,601    302,773             0.0%
                  April SA                                                            6,744     87,739             0.0%
#*                Archos                                                             19,979     25,225             0.0%
                  Arkema SA                                                          22,438  2,375,802             0.1%
                  Assystem                                                            5,757    210,334             0.0%
                  Atos SE                                                            19,717  2,582,636             0.1%
                  Aubay                                                               2,016     61,220             0.0%
#                 AXA SA                                                            110,215  2,940,550             0.1%
                  AXA SA Sponsored ADR                                               14,588    388,216             0.0%
                  Axway Software SA                                                   3,291    115,731             0.0%
                  Beneteau SA                                                        10,891    154,415             0.0%
*                 Bigben Interactive                                                 10,795     73,620             0.0%
                  BioMerieux                                                          4,056    811,101             0.0%
                  BNP Paribas SA                                                     73,561  5,191,728             0.2%
                  Boiron SA                                                           2,896    275,426             0.0%
*                 Bollore SA(BD3RTL2)                                                 1,214      4,857             0.0%
                  Bollore SA(4572709)                                               198,759    808,735             0.0%
                  Bonduelle SCA                                                      11,968    414,900             0.0%
#                 Bourbon Corp.                                                      12,868    145,081             0.0%
                  Bouygues SA                                                        30,857  1,297,039             0.1%
                  Bureau Veritas SA                                                  24,625    570,570             0.0%
                  Burelle SA                                                             58     72,672             0.0%
#                 Capgemini SA                                                        9,054    906,504             0.1%
                  Carrefour SA                                                       66,156  1,558,055             0.1%
#                 Casino Guichard Perrachon SA                                       34,577  2,082,383             0.1%
                  Catering International Services                                       672     13,431             0.0%
*                 Cegedim SA                                                          1,092     30,388             0.0%
#*                CGG SA                                                              9,806     70,163             0.0%
*                 CGG SA Sponsored ADR                                                  508      3,586             0.0%
                  Chargeurs SA                                                       24,609    614,029             0.0%
                  Christian Dior SE                                                   1,578    432,789             0.0%
                  Cie de Saint-Gobain                                                98,275  5,302,607             0.3%
                  Cie des Alpes                                                       8,162    207,987             0.0%
                  Cie Generale des Etablissements Michelin                           23,837  3,117,904             0.2%
                  Cie Plastic Omnium SA                                              20,205    790,758             0.0%
                  CNP Assurances                                                     50,177  1,048,136             0.1%
*                 Coface SA                                                          50,675    396,358             0.0%
                  Credit Agricole SA                                                 82,395  1,225,529             0.1%
                  Danone SA                                                          12,713    889,731             0.1%
                  Dassault Systemes SE                                                2,688    239,826             0.0%
                  Derichebourg SA                                                    69,069    330,857             0.0%
                  Devoteam SA                                                         2,063    138,914             0.0%
                  Edenred                                                            28,541    731,125             0.0%
                  Eiffage SA                                                         16,727  1,416,858             0.1%
                  Electricite de France SA                                           91,264    761,850             0.0%
                  Electricite de Strasbourg SA                                           88     10,662             0.0%
                  Elior Group                                                        24,111    601,544             0.0%
                  Elis SA                                                            11,923    246,701             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
FRANCE -- (Continued)
                  Engie SA                                                          135,265 $1,907,242             0.1%
*                 Eramet                                                              4,658    224,158             0.0%
                  Essilor International SA                                            9,379  1,215,452             0.1%
*                 Esso SA Francaise                                                   2,429    103,602             0.0%
                  Euler Hermes Group                                                  5,832    569,762             0.0%
                  Eurofins Scientific SE                                              2,681  1,320,464             0.1%
                  Euronext NV                                                        13,974    685,505             0.0%
*                 Europcar Groupe SA                                                 20,111    245,292             0.0%
                  Eutelsat Communications SA                                         47,598  1,126,144             0.1%
                  Exel Industries Class A                                               373     35,556             0.0%
                  Faurecia                                                           28,361  1,386,090             0.1%
                  Fleury Michon SA                                                      571     31,040             0.0%
                  Gaztransport Et Technigaz SA                                        7,326    273,452             0.0%
                  GL Events                                                           4,967    121,797             0.0%
                  Groupe Crit                                                         2,177    182,786             0.0%
                  Groupe Eurotunnel SE                                               51,587    566,720             0.0%
*                 Groupe Fnac SA(BLRZL56)                                             2,700    190,197             0.0%
*                 Groupe Fnac SA(B7VQL46)                                             4,086    287,055             0.0%
#*                Groupe Gorge                                                        2,052     47,338             0.0%
                  Groupe Open                                                         3,320     93,561             0.0%
                  Guerbet                                                             2,969    253,823             0.0%
                  Haulotte Group SA                                                   5,625     83,336             0.0%
                  Havas SA                                                           26,354    243,741             0.0%
*                 HiPay Group SA                                                      2,179     29,613             0.0%
*                 ID Logistics Group                                                    596     90,342             0.0%
                  Iliad SA                                                            1,304    316,512             0.0%
                  Imerys SA                                                           7,484    643,856             0.0%
                  Ingenico Group SA                                                   7,186    650,671             0.0%
                  Interparfums SA                                                     2,818     96,682             0.0%
                  Ipsen SA                                                           11,306  1,316,278             0.1%
                  IPSOS                                                              22,830    732,251             0.0%
                  Jacquet Metal Service                                               8,285    222,383             0.0%
                  JCDecaux SA                                                         8,247    291,115             0.0%
#                 Kering                                                              2,393    741,730             0.0%
                  Korian SA                                                          29,839    961,513             0.1%
                  Lagardere SCA                                                      58,327  1,785,411             0.1%
                  Laurent-Perrier                                                     1,001     77,078             0.0%
                  Le Noble Age                                                        3,880    205,687             0.0%
                  Lectra                                                              8,258    214,473             0.0%
                  Legrand SA                                                         13,193    853,995             0.1%
                  Linedata Services                                                     385     20,134             0.0%
                  LISI                                                               11,627    456,002             0.0%
#                 LVMH Moet Hennessy Louis Vuitton SE                                 6,702  1,654,514             0.1%
                  Maisons France Confort SA                                           1,205     72,172             0.0%
                  Manitou BF SA                                                       5,334    168,512             0.0%
                  Manutan International                                                 529     41,592             0.0%
                  Mersen SA                                                           9,738    281,120             0.0%
#*                METabolic EXplorer SA                                              29,546     77,556             0.0%
                  Metropole Television SA                                            20,920    476,230             0.0%
                  MGI Coutier                                                         7,238    266,682             0.0%
                  Natixis SA                                                        141,854    987,188             0.1%
*                 Naturex                                                             3,016    274,775             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
FRANCE -- (Continued)
                  Neopost SA                                                         26,987 $1,094,351             0.1%
*                 Nexans SA                                                          24,125  1,341,153             0.1%
                  Nexity SA                                                          16,336    888,169             0.1%
#*                Nicox                                                               7,923     86,149             0.0%
*                 NRJ Group                                                           5,162     59,342             0.0%
                  Oeneo SA                                                            9,983     91,327             0.0%
#*                Onxeo SA(B04P0G6)                                                  25,529     73,142             0.0%
#*                Onxeo SA(BPFJVR0)                                                   5,700     16,375             0.0%
                  Orange SA                                                         225,492  3,490,016             0.2%
                  Orpea                                                               8,489    867,071             0.1%
#*                Parrot SA                                                           7,059     68,038             0.0%
                  PCAS                                                                1,578     22,281             0.0%
                  Pernod Ricard SA                                                    6,101    763,550             0.0%
*                 Peugeot SA                                                        136,118  2,853,796             0.1%
#*                Pierre & Vacances SA                                                4,980    232,180             0.0%
                  Plastivaloire                                                         938    165,334             0.0%
                  PSB Industries SA                                                     755     40,983             0.0%
                  Publicis Groupe SA                                                  9,458    682,830             0.0%
                  Rallye SA                                                          22,424    489,958             0.0%
#*                Recylex SA                                                          4,720     18,561             0.0%
                  Remy Cointreau SA                                                   1,105    111,469             0.0%
                  Renault SA                                                         31,658  2,952,144             0.1%
                  Rexel SA                                                          238,651  4,261,909             0.2%
                  Robertet SA                                                           246     94,327             0.0%
                  Rothschild & Co.                                                    9,469    293,790             0.0%
                  Rubis SCA                                                           7,635    775,653             0.0%
                  Samse SA                                                               40      6,068             0.0%
                  Sanofi                                                             34,442  3,254,555             0.2%
#                 Sartorius Stedim Biotech                                            6,222    417,359             0.0%
                  Savencia SA                                                         3,303    291,523             0.0%
                  Schneider Electric SE(B11BPS1)                                      1,883    148,997             0.0%
                  Schneider Electric SE(4834108)                                     10,466    828,967             0.1%
#                 SCOR SE                                                            76,077  3,009,375             0.2%
                  SEB SA                                                              7,961  1,281,989             0.1%
                  Seche Environnement SA                                                944     30,704             0.0%
#*                Sequana SA                                                         26,638     43,218             0.0%
                  SES SA                                                             13,328    291,305             0.0%
*                 SES-imagotag SA                                                     1,158     37,857             0.0%
*                 SFR Group SA                                                        2,828     92,586             0.0%
                  Societe BIC SA                                                      1,862    209,247             0.0%
*                 Societe des Bains de Mer et du Cercle des Etrangers a Monaco          548     18,435             0.0%
                  Societe Generale SA                                                54,754  3,002,307             0.1%
*                 Societe Internationale de Plantations d'Heveas SA                     378     21,407             0.0%
                  Societe Marseillaise du Tunnel Prado-Carenage SA                      200      5,298             0.0%
                  Sodexo SA                                                           4,548    578,013             0.0%
#*                SOITEC                                                              4,560    193,604             0.0%
*                 Solocal Group                                                     116,319    137,699             0.0%
                  Somfy SA                                                              333    161,040             0.0%
                  Sopra Steria Group                                                  6,764  1,014,047             0.1%
                  SPIE SA                                                             5,934    164,462             0.0%
*                 Stallergenes Greer P.L.C.                                           2,696    100,916             0.0%
#*                Ste Industrielle d'Aviation Latecoere SA                           49,077    193,490             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
FRANCE -- (Continued)
                  Stef SA                                                             2,766 $    248,493             0.0%
                  STMicroelectronics NV(2430025)                                     14,700      235,053             0.0%
                  STMicroelectronics NV(5962332)                                    210,594    3,380,805             0.2%
                  Suez                                                               20,674      339,607             0.0%
                  Sword Group                                                         4,850      165,790             0.0%
                  Synergie SA                                                         4,953      206,894             0.0%
                  Tarkett SA                                                          7,497      352,249             0.0%
                  Technicolor SA                                                     96,836      491,708             0.0%
                  Teleperformance                                                    19,734    2,481,528             0.1%
#                 Television Francaise 1                                             64,164      785,175             0.0%
                  Tessi SA                                                               94       14,967             0.0%
                  Thales SA                                                           9,554    1,004,187             0.1%
                  Thermador Groupe                                                      930       93,612             0.0%
                  Total Gabon                                                           101       17,256             0.0%
                  Total SA                                                          240,139   12,327,102             0.6%
                  Total SA Sponsored ADR                                                 57        2,917             0.0%
*                 Touax SA                                                              388        4,779             0.0%
                  Trigano SA                                                          4,601      486,474             0.0%
*                 Ubisoft Entertainment SA                                           63,784    3,021,599             0.2%
                  Union Financiere de France BQE SA                                     730       21,794             0.0%
#                 Valeo SA                                                           20,037    1,441,864             0.1%
#*                Vallourec SA                                                      261,126    1,670,275             0.1%
#*                Valneva SE                                                         24,905       74,594             0.0%
                  Vetoquinol SA                                                       1,402       77,010             0.0%
                  Vicat SA                                                           11,855      843,270             0.1%
                  VIEL & Cie SA                                                      11,006       68,315             0.0%
                  Vilmorin & Cie SA                                                   4,647      336,024             0.0%
#                 Vinci SA                                                           17,186    1,464,909             0.1%
*                 Virbac SA                                                           1,525      240,096             0.0%
#                 Vivendi SA                                                        113,136    2,244,084             0.1%
                  Vranken-Pommery Monopole SA                                           394        9,478             0.0%
*                 Worldline SA                                                        4,965      164,706             0.0%
                  Zodiac Aerospace                                                   15,279      370,906             0.0%
                                                                                            ------------ ---------------
TOTAL FRANCE                                                                                 145,192,436             6.6%
                                                                                            ------------ ---------------
GERMANY -- (5.7%)
                  Aareal Bank AG                                                     48,573    1,953,646             0.1%
                  Adidas AG                                                          11,271    2,259,706             0.1%
                  Adler Modemaerkte AG                                                4,316       25,169             0.0%
#*                ADLER Real Estate AG                                                5,429       85,199             0.0%
*                 ADVA Optical Networking SE                                         25,534      280,636             0.0%
#*                AIXTRON SE                                                         24,048      131,846             0.0%
                  All for One Steeb AG                                                  486       32,761             0.0%
                  Allgeier SE                                                         2,271       49,012             0.0%
                  Allianz SE                                                         25,753    4,902,794             0.2%
                  Allianz SE Sponsored ADR                                           11,988      227,880             0.0%
                  Amadeus Fire AG                                                     1,643      140,580             0.0%
*                 AS Creation Tapeten                                                    50        1,687             0.0%
#                 Aurubis AG                                                         26,030    1,819,118             0.1%
#                 Axel Springer SE                                                   20,007    1,122,535             0.1%
                  BASF SE                                                            38,075    3,709,226             0.2%
                  Basler AG                                                             413       41,571             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
GERMANY -- (Continued)
                  Bauer AG                                                            6,951 $  122,246             0.0%
#                 Bayer AG                                                            2,821    349,051             0.0%
                  Bayerische Motoren Werke AG                                        33,040  3,156,700             0.2%
#                 BayWa AG                                                           10,916    397,339             0.0%
                  Bechtle AG                                                          6,886    790,072             0.1%
                  Beiersdorf AG                                                       3,976    395,418             0.0%
#                 Bertrandt AG                                                        2,260    236,033             0.0%
                  Bijou Brigitte AG                                                   2,005    123,830             0.0%
#*                Bilfinger SE                                                       26,510  1,150,905             0.1%
                  Biotest AG                                                          4,254    129,912             0.0%
                  Borussia Dortmund GmbH & Co. KGaA                                  52,890    340,688             0.0%
                  Brenntag AG                                                        17,117  1,014,725             0.1%
#                 CANCOM SE                                                           7,134    422,157             0.0%
                  Carl Zeiss Meditec AG                                              11,534    524,317             0.0%
                  CENIT AG                                                            3,984     96,137             0.0%
                  CENTROTEC Sustainable AG                                            8,383    176,170             0.0%
                  Cewe Stiftung & Co. KGAA                                            3,908    355,843             0.0%
#                 Clere AG                                                            3,048     51,648             0.0%
                  Comdirect Bank AG                                                  17,855    186,168             0.0%
*                 Commerzbank AG                                                    138,409  1,356,896             0.1%
#                 CompuGroup Medical SE                                              10,913    537,267             0.0%
*                 Constantin Medien AG                                               11,950     27,212             0.0%
                  Continental AG                                                      1,314    294,332             0.0%
                  CropEnergies AG                                                    17,051    167,622             0.0%
                  CTS Eventim AG & Co. KGaA                                          14,913    573,998             0.0%
                  Daimler AG                                                         89,896  6,698,536             0.3%
*                 DEAG Deutsche Entertainment AG                                      2,858      9,494             0.0%
#                 Delticom AG                                                         1,376     25,646             0.0%
*                 Deutsche Bank AG(D18190898)                                       141,540  2,557,628             0.1%
*                 Deutsche Bank AG(5750355)                                           2,154     38,731             0.0%
                  Deutsche Beteiligungs AG                                            8,326    316,797             0.0%
                  Deutsche Boerse AG                                                  9,256    905,971             0.1%
                  Deutsche EuroShop AG                                                6,589    267,504             0.0%
                  Deutsche Lufthansa AG                                             136,476  2,354,515             0.1%
                  Deutsche Pfandbriefbank AG                                         39,952    535,643             0.0%
                  Deutsche Post AG                                                   27,702    995,715             0.1%
                  Deutsche Telekom AG                                               169,229  2,968,411             0.2%
                  Deutsche Telekom AG Sponsored ADR                                  16,349    286,892             0.0%
                  Deutsche Wohnen AG                                                 28,338    968,959             0.1%
                  Deutz AG                                                           67,408    524,684             0.0%
*                 Dialog Semiconductor P.L.C.                                        30,866  1,444,249             0.1%
                  DIC Asset AG                                                       11,458    117,585             0.0%
                  Diebold Nixdorf AG                                                    869     66,393             0.0%
                  DMG Mori AG                                                        12,827    698,944             0.0%
                  Dr Hoenle AG                                                        1,129     43,352             0.0%
                  Draegerwerk AG & Co. KGaA                                           2,421    189,983             0.0%
#                 Drillisch AG                                                        9,813    525,941             0.0%
#                 Duerr AG                                                            6,877    685,296             0.0%
                  E.ON SE                                                           588,434  4,587,070             0.2%
                  Eckert & Ziegler AG                                                 2,499     69,041             0.0%
                  Elmos Semiconductor AG                                             10,591    281,477             0.0%
#                 ElringKlinger AG                                                   25,983    518,693             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
GERMANY -- (Continued)
*                 Euromicron AG                                                       3,318 $   25,744             0.0%
*                 Evotec AG                                                          26,184    305,768             0.0%
#                 Fielmann AG                                                         7,546    576,882             0.0%
*                 First Sensor AG                                                     3,082     39,209             0.0%
                  Francotyp-Postalia Holding AG Class A                               2,977     17,186             0.0%
#                 Fraport AG Frankfurt Airport Services Worldwide                    20,490  1,612,019             0.1%
                  Freenet AG                                                         52,793  1,656,820             0.1%
                  Fresenius Medical Care AG & Co. KGaA                               10,963    973,177             0.1%
                  Fresenius Medical Care AG & Co. KGaA ADR                            4,254    189,048             0.0%
                  Fresenius SE & Co. KGaA                                             4,529    367,439             0.0%
                  Fuchs Petrolub SE                                                   6,467    291,998             0.0%
#                 GEA Group AG                                                       13,743    584,247             0.0%
                  Gerresheimer AG                                                    18,463  1,448,394             0.1%
#                 Gerry Weber International AG                                       20,442    299,580             0.0%
                  Gesco AG                                                            5,593    151,687             0.0%
#                 GFT Technologies SE                                                 5,668    115,639             0.0%
                  Grammer AG                                                          8,822    541,301             0.0%
#                 GRENKE AG                                                           1,404    279,492             0.0%
*                 H&R GmbH & Co. KGaA                                                 7,768    117,070             0.0%
                  Hamburger Hafen und Logistik AG                                    19,402    367,714             0.0%
                  Hannover Rueck SE                                                   4,064    487,534             0.0%
*                 Hapag-Lloyd AG                                                      3,985    117,262             0.0%
                  HeidelbergCement AG                                                21,428  1,983,749             0.1%
#*                Heidelberger Druckmaschinen AG                                    127,347    355,447             0.0%
                  Hella KGaA Hueck & Co.                                             15,442    764,402             0.1%
                  Henkel AG & Co. KGaA                                                1,781    207,755             0.0%
*                 Highlight Communications AG                                         8,842     52,023             0.0%
                  Hochtief AG                                                         4,713    848,778             0.1%
*                 HolidayCheck Group AG                                              16,554     44,782             0.0%
                  Hornbach Baumarkt AG                                                7,020    229,380             0.0%
#                 Hugo Boss AG                                                       10,286    782,181             0.1%
                  Indus Holding AG                                                   11,192    748,141             0.0%
                  Infineon Technologies AG                                           11,283    233,214             0.0%
                  Infineon Technologies AG ADR                                       44,524    920,756             0.1%
                  Isra Vision AG                                                      1,564    229,137             0.0%
                  Jenoptik AG                                                        25,228    678,823             0.0%
#                 K+S AG                                                            146,988  3,506,883             0.2%
                  KION Group AG                                                      18,469  1,251,189             0.1%
*                 Kloeckner & Co. SE                                                 76,269    842,567             0.1%
*                 Koenig & Bauer AG                                                   6,102    422,272             0.0%
*                 Kontron AG                                                         39,265    138,473             0.0%
#                 Krones AG                                                           4,171    495,226             0.0%
                  KSB AG                                                                 37     17,733             0.0%
                  KWS Saat SE                                                           978    347,839             0.0%
                  Lanxess AG                                                         42,713  3,084,153             0.2%
                  LEG Immobilien AG                                                   8,032    690,047             0.0%
                  Leifheit AG                                                         1,939    149,903             0.0%
                  Leoni AG                                                           28,074  1,525,160             0.1%
                  Linde AG                                                            6,050  1,087,115             0.1%
#*                LPKF Laser & Electronics AG                                         8,623     90,147             0.0%
                  MAN SE                                                              1,923    202,042             0.0%
#*                Manz AG                                                             2,130     90,478             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
GERMANY -- (Continued)
#*                Medigene AG                                                         1,746 $   21,837             0.0%
                  Merck KGaA                                                          3,932    461,898             0.0%
                  Metro AG                                                           44,681  1,470,422             0.1%
                  MLP AG                                                             42,958    270,973             0.0%
                  MTU Aero Engines AG                                                15,704  2,252,485             0.1%
                  Muenchener Rueckversicherungs-Gesellschaft AG                      10,204  1,956,303             0.1%
                  Nemetschek SE                                                       7,104    487,228             0.0%
                  Nexus AG                                                            2,861     68,924             0.0%
*                 Nordex SE                                                          20,754    312,766             0.0%
                  Norma Group SE                                                     11,807    633,086             0.0%
                  OHB SE                                                              4,708    113,327             0.0%
                  Osram Licht AG                                                     27,767  1,860,122             0.1%
#                 paragon AG                                                            963     61,161             0.0%
*                 Patrizia Immobilien AG                                             34,947    689,475             0.0%
                  Pfeiffer Vacuum Technology AG                                       4,509    585,408             0.0%
#                 PNE Wind AG                                                        56,123    156,479             0.0%
                  Progress-Werk Oberkirch AG                                          1,001     52,685             0.0%
#                 ProSiebenSat.1 Media SE                                            10,357    439,651             0.0%
                  Puma SE                                                               972    379,366             0.0%
                  QIAGEN NV(BYXS699)                                                 33,014    989,007             0.1%
                  QIAGEN NV(N72482123)                                               12,402    373,176             0.0%
#                 QSC AG                                                             78,252    138,674             0.0%
#                 R Stahl AG                                                          1,041     33,103             0.0%
#                 Rational AG                                                           971    488,029             0.0%
                  Rheinmetall AG                                                     18,479  1,696,181             0.1%
                  RHOEN-KLINIKUM AG                                                  27,136    775,599             0.1%
#                 RIB Software SE                                                    17,203    252,115             0.0%
                  RTL Group SA                                                        2,466    191,127             0.0%
*                 RWE AG                                                            247,438  4,098,373             0.2%
                  S&T AG                                                              7,176    101,494             0.0%
                  SAF-Holland SA                                                     28,331    489,101             0.0%
                  Salzgitter AG                                                      30,000  1,026,886             0.1%
                  SAP SE                                                             10,370  1,038,721             0.1%
#                 Schaltbau Holding AG                                                2,774    108,494             0.0%
                  Secunet Security Networks AG                                          753     42,842             0.0%
#*                SGL Carbon SE                                                      16,120    162,943             0.0%
                  SHW AG                                                              3,890    136,507             0.0%
                  Siemens AG                                                         20,802  2,983,899             0.2%
*                 Siltronic AG                                                        4,539    326,302             0.0%
#                 Sixt Leasing SE                                                     4,807    103,681             0.0%
#                 Sixt SE                                                            10,681    591,016             0.0%
#                 SMA Solar Technology AG                                             5,887    152,328             0.0%
*                 SMT Scharf AG                                                         508      7,302             0.0%
                  Softing AG                                                            444      5,131             0.0%
                  Software AG                                                        20,779    914,239             0.1%
#*                Solarworld AG                                                         106        398             0.0%
                  Stabilus SA                                                         1,938    140,334             0.0%
                  Stada Arzneimittel AG                                              36,588  2,592,635             0.1%
#                 Stroeer SE & Co. KGaA                                               8,990    519,864             0.0%
                  Suedzucker AG                                                      57,029  1,220,495             0.1%
*                 Suess MicroTec AG                                                  17,284    194,403             0.0%
                  Surteco SE                                                          8,145    203,985             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
GERMANY -- (Continued)
                  Symrise AG                                                          7,136 $    499,580             0.0%
                  TAG Immobilien AG                                                  36,688      522,354             0.0%
                  Takkt AG                                                           19,112      454,205             0.0%
*                 Talanx AG                                                          20,403      735,478             0.0%
                  Technotrans AG                                                      3,069      109,099             0.0%
*                 Tele Columbus AG                                                    4,660       44,415             0.0%
#                 Telefonica Deutschland Holding AG                                  96,358      467,214             0.0%
                  ThyssenKrupp AG                                                    13,626      324,715             0.0%
                  TLG Immobilien AG                                                  11,093      224,467             0.0%
*                 Tom Tailor Holding SE                                              21,156      200,776             0.0%
                  Traffic Systems SE                                                  1,564       23,855             0.0%
*                 Uniper SE                                                         125,560    2,060,706             0.1%
#                 United Internet AG                                                 12,953      596,177             0.0%
                  VERBIO Vereinigte BioEnergie AG                                    16,885      166,707             0.0%
                  Volkswagen AG                                                       4,291      691,903             0.0%
#*                Vossloh AG                                                          6,321      424,104             0.0%
#                 VTG AG                                                              9,755      321,778             0.0%
#                 Wacker Chemie AG                                                    7,930      839,355             0.1%
                  Wacker Neuson SE                                                   23,068      582,787             0.0%
                  Washtec AG                                                          5,153      385,736             0.0%
#                 Wirecard AG                                                         1,510       89,287             0.0%
                  XING AG                                                               760      177,798             0.0%
                  Zeal Network SE                                                     4,915      144,469             0.0%
                                                                                            ------------ ---------------
TOTAL GERMANY                                                                                135,487,152             6.2%
                                                                                            ------------ ---------------
HONG KONG -- (3.0%)
#*                13 Holdings, Ltd. (The)                                           310,500       91,906             0.0%
                  Aeon Credit Service Asia Co., Ltd.                                 38,000       28,665             0.0%
                  Aeon Stores Hong Kong Co., Ltd.                                    22,000       20,143             0.0%
                  Agritrade Resources, Ltd.                                         440,000       80,820             0.0%
                  AIA Group, Ltd.                                                   325,600    2,253,619             0.1%
                  Alco Holdings, Ltd.                                               240,000       62,565             0.0%
                  Allied Group, Ltd.                                                  6,000       39,424             0.0%
                  Allied Properties HK, Ltd.                                        814,540      192,593             0.0%
*                 Anxian Yuan China Holdings, Ltd.                                  580,000        5,890             0.0%
*                 Apac Resources, Ltd.                                              873,175       13,336             0.0%
#*                Applied Development Holdings, Ltd.                                375,000       31,805             0.0%
                  APT Satellite Holdings, Ltd.                                      286,000      154,987             0.0%
                  Asia Financial Holdings, Ltd.                                     136,000       73,564             0.0%
*                 Asia Satellite Telecommunications Holdings, Ltd.                   39,000       46,874             0.0%
                  Asia Standard International Group, Ltd.                           376,000       92,771             0.0%
                  ASM Pacific Technology, Ltd.                                       50,300      748,532             0.1%
#                 Associated International Hotels, Ltd.                              10,000       30,017             0.0%
*                 Auto Italia Holdings                                              875,000       11,391             0.0%
#                 Bank of East Asia, Ltd. (The)                                     132,965      549,845             0.0%
*                 BeijingWest Industries International, Ltd.                         80,000       16,220             0.0%
                  BOC Hong Kong Holdings, Ltd.                                      143,000      587,664             0.0%
                  Bonjour Holdings, Ltd.                                            596,200       30,254             0.0%
                  Bossini International Holdings, Ltd.                              724,000       43,291             0.0%
#                 Bright Smart Securities & Commodities Group, Ltd.                 394,000      116,271             0.0%
*                 Brightoil Petroleum Holdings, Ltd.                                952,000      258,088             0.0%
*                 Brockman Mining, Ltd.                                             873,840       16,086             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
HONG KONG -- (Continued)
*                 Burwill Holdings, Ltd.                                            2,486,000 $   58,429             0.0%
                  Cafe de Coral Holdings, Ltd.                                         94,000    305,650             0.0%
*                 Cash Financial Services Group, Ltd.                                 828,000     32,949             0.0%
#                 Cathay Pacific Airways, Ltd.                                        640,000    921,101             0.1%
                  CCT Fortis Holdings, Ltd.                                            72,000      9,991             0.0%
                  Century City International Holdings, Ltd.                           520,000     40,736             0.0%
#*                CGN Mining Co., Ltd.                                                450,000     39,281             0.0%
                  Chen Hsong Holdings                                                  48,000     12,775             0.0%
                  Cheuk Nang Holdings, Ltd.                                            21,817     15,085             0.0%
                  Cheung Kong Infrastructure Holdings, Ltd.                            22,000    192,602             0.0%
                  Chevalier International Holdings, Ltd.                               30,055     48,447             0.0%
*                 China Best Group Holding, Ltd.                                    1,480,000     30,468             0.0%
*                 China Billion Resources, Ltd.                                        99,000        395             0.0%
*                 China Chuanglian Education Group, Ltd.                              660,000     11,369             0.0%
*                 China Display Optoelectronics Technology Holdings, Ltd.              88,000     15,160             0.0%
*                 China Energy Development Holdings, Ltd.                           6,602,000     67,861             0.0%
*                 China Ever Grand Financial Leasing Group Co., Ltd.                  610,000      6,036             0.0%
                  China Flavors & Fragrances Co., Ltd.                                188,437     56,431             0.0%
*                 China Fortune Financial Group, Ltd.                               1,430,000     45,922             0.0%
*                 China Healthcare Enterprise Group, Ltd.                           1,780,000     22,184             0.0%
#                 China LNG Group, Ltd.                                             6,960,000    145,754             0.0%
*                 China Ludao Technology Co., Ltd.                                    100,000     19,279             0.0%
*                 China Medical & Healthcare Group, Ltd.                              620,000     30,673             0.0%
#                 China Metal International Holdings, Inc.                            206,000     63,807             0.0%
#                 China Motor Bus Co., Ltd.                                             1,200     16,164             0.0%
*                 China National Culture Group, Ltd.                                5,220,000     20,109             0.0%
*                 China Smarter Energy Group Holdings, Ltd.                            76,000      7,810             0.0%
#*                China Soft Power Technology Holdings, Ltd.                        1,358,000     39,981             0.0%
*                 China Solar Energy Holdings, Ltd.                                    64,000        278             0.0%
*                 China Star Entertainment, Ltd.                                      374,000     16,328             0.0%
*                 China Strategic Holdings, Ltd.                                    8,100,000    154,925             0.0%
                  China Ting Group Holdings, Ltd.                                     226,000     13,506             0.0%
*                 China Wah Yan Healthcare, Ltd.                                      248,950      1,088             0.0%
#                 Chinese Estates Holdings, Ltd.                                       56,000     86,029             0.0%
*                 Chinlink International Holdings, Ltd.                               280,800     50,540             0.0%
                  Chinney Investments, Ltd.                                            36,000     13,656             0.0%
                  Chong Hing Bank, Ltd.                                                26,000     56,504             0.0%
                  Chow Sang Sang Holdings International, Ltd.                         217,000    554,616             0.0%
                  Chow Tai Fook Jewellery Group, Ltd.                                 188,200    206,824             0.0%
                  Chuang's China Investments, Ltd.                                    850,000     57,872             0.0%
                  Chuang's Consortium International, Ltd.                             790,925    162,520             0.0%
                  CITIC Telecom International Holdings, Ltd.                        1,665,000    513,389             0.0%
                  CK Hutchison Holdings, Ltd.                                         167,460  2,091,121             0.1%
                  CK Life Sciences International Holdings, Inc.                     1,358,000    115,114             0.0%
*                 CMMB Vision Holdings, Ltd.                                        1,696,000     88,349             0.0%
                  CNQC International Holdings, Ltd.                                   297,500     99,458             0.0%
                  CNT Group, Ltd.                                                     518,000     38,650             0.0%
*                 Common Splendor International Health Industry Group, Ltd.           550,000     43,805             0.0%
*                 Continental Holdings, Ltd.                                        1,520,000     26,280             0.0%
*                 Convoy Global Holdings, Ltd.                                      5,166,000    134,697             0.0%
#*                Cowell e Holdings, Inc.                                             191,000     61,026             0.0%
*                 CP Lotus Corp.                                                      260,000      4,111             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                                    ---------- ---------- ---------------
HONG KONG -- (Continued)
*                 Crocodile Garments                                                   714,000 $   96,333             0.0%
                  Cross-Harbour Holdings, Ltd. (The)                                    29,048     43,687             0.0%
                  CSI Properties, Ltd.                                               5,271,515    277,671             0.0%
                  CW Group Holdings, Ltd.                                              443,000     89,320             0.0%
                  Dah Sing Banking Group, Ltd.                                         319,795    642,580             0.0%
                  Dah Sing Financial Holdings, Ltd.                                    125,066    948,109             0.1%
                  Dickson Concepts International, Ltd.                                  34,500     12,327             0.0%
*                 Ding He Mining Holdings, Ltd.                                      3,048,000     18,796             0.0%
                  Dynamic Holdings, Ltd.                                                 2,000      2,095             0.0%
                  Eagle Nice International Holdings, Ltd.                              242,000     69,646             0.0%
                  Emperor Capital Group, Ltd.                                        2,145,000    184,490             0.0%
                  Emperor Entertainment Hotel, Ltd.                                    570,000    136,937             0.0%
                  Emperor International Holdings, Ltd.                               1,253,750    386,812             0.0%
*                 Emperor Watch & Jewellery, Ltd.                                    2,400,000    106,441             0.0%
#*                Enerchina Holdings, Ltd.                                           5,527,500    156,760             0.0%
*                 ENM Holdings, Ltd.                                                   812,000     58,463             0.0%
*                 EPI Holdings, Ltd.                                                 1,260,000     73,512             0.0%
*                 Esprit Holdings, Ltd.                                              1,019,299    790,823             0.1%
*                 Eternity Investment, Ltd.                                          1,730,000     45,983             0.0%
#                 Fairwood Holdings, Ltd.                                               24,500     94,930             0.0%
                  Far East Consortium International, Ltd.                            1,136,439    541,802             0.0%
                  FIH Mobile, Ltd.                                                   1,889,000    648,029             0.0%
                  First Pacific Co., Ltd.                                            1,145,200    881,828             0.1%
                  First Shanghai Investments, Ltd.                                     720,000     98,873             0.0%
                  Fountain SET Holdings, Ltd.                                          772,000    102,125             0.0%
*                 Freeman FinTech Corp., Ltd.                                        1,220,000     77,551             0.0%
                  Future Bright Holdings, Ltd.                                         348,000     36,630             0.0%
                  G-Resources Group, Ltd.                                           19,963,800    354,184             0.0%
                  Galaxy Entertainment Group, Ltd.                                     138,000    766,653             0.1%
#*                GCL New Energy Holdings, Ltd.                                      4,532,000    238,519             0.0%
#*                Genting Hong Kong, Ltd.                                              400,000    118,813             0.0%
                  Get Nice Financial Group, Ltd.                                       108,150     16,112             0.0%
                  Get Nice Holdings, Ltd.                                            4,326,000    150,126             0.0%
                  Giordano International, Ltd.                                         852,000    457,350             0.0%
*                 Global Brands Group Holding, Ltd.                                  4,354,000    514,010             0.0%
                  Glorious Sun Enterprises, Ltd.                                       447,000     58,038             0.0%
                  Gold Peak Industries Holdings, Ltd.                                   81,000      7,709             0.0%
#*                Gold-Finance Holdings, Ltd.                                          320,000     53,526             0.0%
                  Golden Resources Development International, Ltd.                      90,000      6,244             0.0%
#*                Good Resources Holdings, Ltd.                                      2,210,000    113,578             0.0%
                  Great Eagle Holdings, Ltd.                                           209,568  1,039,386             0.1%
                  Guangnan Holdings, Ltd.                                              154,000     22,539             0.0%
                  Guoco Group, Ltd.                                                      1,000     11,478             0.0%
#                 Guotai Junan International Holdings, Ltd.                          1,201,000    376,200             0.0%
#                 Haitong International Securities Group, Ltd.                         935,407    506,607             0.0%
                  Hang Lung Group, Ltd.                                                289,000  1,205,107             0.1%
                  Hang Lung Properties, Ltd.                                           479,000  1,255,065             0.1%
                  Hang Seng Bank, Ltd.                                                  22,400    453,732             0.0%
                  Hanison Construction Holdings, Ltd.                                  201,459     35,664             0.0%
*                 Hao Tian Development Group, Ltd.                                   1,794,800     85,403             0.0%
                  Harbour Centre Development, Ltd.                                      36,000     65,636             0.0%
                  Henderson Land Development Co., Ltd.                                 134,986    854,523             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                                    ---------- ---------- ---------------
HONG KONG -- (Continued)
*                 Henry Group Holdings, Ltd.                                           102,000 $   16,750             0.0%
#                 HK Electric Investments & HK Electric Investments, Ltd.              119,288    105,471             0.0%
                  HKBN, Ltd.                                                           241,500    260,656             0.0%
*                 HKR International, Ltd.                                              583,771    315,058             0.0%
                  HKT Trust & HKT, Ltd.                                                293,000    374,198             0.0%
                  Hon Kwok Land Investment Co., Ltd.                                   110,000     58,788             0.0%
                  Hong Kong Aircraft Engineering Co., Ltd.                              20,400    136,255             0.0%
*                 Hong Kong Building & Loan Agency, Ltd. (The)                       1,264,000     45,436             0.0%
#                 Hong Kong Ferry Holdings Co., Ltd.                                    21,000     24,289             0.0%
*                 Hong Kong Television Network, Ltd.                                   466,000    105,941             0.0%
*                 HongDa Financial Holding, Ltd.                                       480,000     17,907             0.0%
                  Hongkong & Shanghai Hotels, Ltd. (The)                               277,500    325,458             0.0%
                  Hongkong Chinese, Ltd.                                               164,000     30,756             0.0%
                  Hop Hing Group Holdings, Ltd.                                      1,832,000     62,278             0.0%
                  Hopewell Holdings, Ltd.                                              335,000  1,280,221             0.1%
#*                Hsin Chong Group Holdings, Ltd.                                    1,532,000     68,935             0.0%
*                 Huan Yue Interactive Holdings, Ltd.                                  121,000     12,440             0.0%
#*                Huarong Investment Stock Corp., Ltd.                                 175,000     30,844             0.0%
                  Hung Hing Printing Group, Ltd.                                       150,000     30,061             0.0%
                  Hutchison Telecommunications Hong Kong Holdings, Ltd.                944,000    278,979             0.0%
                  Hysan Development Co., Ltd.                                           56,000    264,102             0.0%
*                 I-CABLE Communications, Ltd.                                         358,000     27,143             0.0%
#                 IGG, Inc.                                                            172,000    260,984             0.0%
#*                Imagi International Holdings, Ltd.                                   112,799     12,307             0.0%
*                 International Standard Resources Holdings, Ltd.                    1,624,500     17,315             0.0%
*                 iOne Holdings, Ltd.                                                  700,000     25,168             0.0%
                  IPE Group, Ltd.                                                      365,000     95,260             0.0%
*                 IRC, Ltd.                                                          1,109,066     42,788             0.0%
                  IT, Ltd.                                                             298,000    125,873             0.0%
#                 ITC Corp., Ltd.                                                      578,000     49,774             0.0%
                  ITC Properties Group, Ltd.                                           328,040    128,107             0.0%
                  Johnson Electric Holdings, Ltd.                                      204,625    629,257             0.0%
                  Kader Holdings Co., Ltd.                                             214,000     20,341             0.0%
                  Karrie International Holdings, Ltd.                                  118,000     16,972             0.0%
                  Kerry Logistics Network, Ltd.                                        317,750    447,343             0.0%
                  Kerry Properties, Ltd.                                               243,000    908,407             0.1%
                  Kingmaker Footwear Holdings, Ltd.                                    204,000     57,904             0.0%
#                 Kingston Financial Group, Ltd.                                     1,610,000    556,144             0.0%
                  Kowloon Development Co., Ltd.                                        339,000    374,995             0.0%
#*                KuangChi Science, Ltd.                                               270,000    107,502             0.0%
*                 Kwan On Holdings, Ltd.                                               180,000     43,673             0.0%
                  Kwoon Chung Bus Holdings, Ltd.                                        42,000     22,997             0.0%
                  L'Occitane International SA                                          125,500    263,986             0.0%
*                 L'sea Resources International Holdings, Ltd.                         710,000      9,134             0.0%
                  Lai Sun Development Co., Ltd.                                     11,295,666    317,773             0.0%
#*                Landing International Development, Ltd.                           51,510,000    429,703             0.0%
#                 Li & Fung, Ltd.                                                    1,830,000    766,288             0.1%
                  Lifestyle International Holdings, Ltd.                               251,000    358,122             0.0%
                  Lippo China Resources, Ltd.                                        2,772,000     89,028             0.0%
                  Lippo, Ltd.                                                            9,000      5,548             0.0%
                  Lisi Group Holdings, Ltd.                                            672,000     55,322             0.0%
                  Liu Chong Hing Investment, Ltd.                                      158,000    249,364             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                                    ---------- ---------- ---------------
HONG KONG -- (Continued)
#                 Luk Fook Holdings International, Ltd.                                211,000 $  770,948             0.1%
                  Lung Kee Bermuda Holdings                                            106,000     49,721             0.0%
*                 Macau Legend Development, Ltd.                                     1,755,000    319,938             0.0%
                  Magnificent Hotel Investment, Ltd.                                   818,000     19,865             0.0%
                  Man Wah Holdings, Ltd.                                               894,400    740,636             0.1%
*                 Mason Financial Holdings, Ltd.                                     9,723,999    148,561             0.0%
#                 Master Glory Group, Ltd.(BYTP1T9)                                  5,395,708    141,330             0.0%
                  Master Glory Group, Ltd.(BYTP1T9)                                    567,744     14,890             0.0%
                  Melco International Development, Ltd.                                470,000    964,940             0.1%
                  Melco Resorts & Entertainment, Ltd. ADR                               10,831    237,740             0.0%
                  MGM China Holdings, Ltd.                                              76,400    173,794             0.0%
#*                Midland Holdings, Ltd.                                               358,584     94,846             0.0%
*                 Midland IC&I, Ltd.                                                 1,792,920     10,592             0.0%
                  Ming Fai International Holdings, Ltd.                                146,000     22,516             0.0%
                  Miramar Hotel & Investment                                            75,000    163,300             0.0%
                  Modern Dental Group, Ltd.                                             29,000     11,148             0.0%
*                 Mongolian Mining Corp.                                             3,299,999    104,017             0.0%
                  MTR Corp., Ltd.                                                       40,412    232,497             0.0%
                  NagaCorp, Ltd.                                                     1,270,000    705,117             0.1%
*                 National United Resources Holdings, Ltd.                             350,000      2,398             0.0%
*                 Neo-Neon Holdings, Ltd.                                              205,000     26,344             0.0%
*                 Neptune Group, Ltd.                                                  355,500     19,636             0.0%
*                 NetMind Financial Holdings, Ltd.                                  13,168,000     76,096             0.0%
#*                New Sports Group, Ltd.                                             2,890,000     25,966             0.0%
*                 New Times Energy Corp., Ltd.                                         702,000     30,225             0.0%
                  New World Development Co., Ltd.                                    1,287,405  1,600,899             0.1%
#                 Newocean Energy Holdings, Ltd.                                       668,000    201,616             0.0%
*                 Next Digital, Ltd.                                                   436,000     19,608             0.0%
*                 Nine Express, Ltd.                                                 1,062,000     43,625             0.0%
                  NWS Holdings, Ltd.                                                   431,795    810,889             0.1%
*                 O Luxe Holdings, Ltd.                                                938,700    101,426             0.0%
*                 Orange Sky Golden Harvest Entertainment Holdings, Ltd.               945,000     95,927             0.0%
                  Orient Overseas International, Ltd.                                  195,500  1,043,662             0.1%
                  Oriental Watch Holdings                                              198,000     46,046             0.0%
*                 Pacific Andes International Holdings, Ltd.                         1,218,336      4,292             0.0%
*                 Pacific Basin Shipping, Ltd.                                       2,987,000    585,637             0.0%
*                 Pacific Plywood Holdings, Ltd.                                       280,000     15,114             0.0%
#                 Pacific Textiles Holdings, Ltd.                                      162,000    179,724             0.0%
                  Paliburg Holdings, Ltd.                                              246,000     86,912             0.0%
*                 Pan Asia Environmental Protection Group, Ltd.                         98,000     11,961             0.0%
#*                Paradise Entertainment, Ltd.                                         340,000     59,928             0.0%
                  PCCW, Ltd.                                                         1,069,013    603,537             0.0%
*                 Pearl Oriental Oil, Ltd.                                             933,800     29,625             0.0%
                  Perfect Shape Beauty Technology, Ltd.                                 56,000      5,900             0.0%
                  Pico Far East Holdings, Ltd.                                         404,000    163,496             0.0%
                  Playmates Holdings, Ltd.                                              96,000    153,227             0.0%
                  Playmates Toys, Ltd.                                                 600,000    107,065             0.0%
                  Polytec Asset Holdings, Ltd.                                         930,000     75,379             0.0%
                  Prada SpA                                                             26,200    122,620             0.0%
                  Public Financial Holdings, Ltd.                                      164,000     75,879             0.0%
                  PuraPharm Corp., Ltd.                                                 70,000     31,301             0.0%
*                 PYI Corp., Ltd.                                                    2,456,000     53,137             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
HONG KONG -- (Continued)
                  Regal Hotels International Holdings, Ltd.                           296,000 $  195,826             0.0%
*                 Regent Pacific Group, Ltd.                                          940,000     48,879             0.0%
#                 Regina Miracle International Holdings, Ltd.                         121,000     94,573             0.0%
#*                Rentian Technology Holdings, Ltd.                                 1,390,000     75,973             0.0%
                  SA SA International Holdings, Ltd.                                  413,776    177,060             0.0%
                  Safety Godown Co., Ltd.                                              28,000     68,171             0.0%
                  Samsonite International SA                                          175,800    677,241             0.1%
                  SAS Dragon Holdings, Ltd.                                           294,000     70,002             0.0%
#                 SEA Holdings, Ltd.                                                  104,000    261,197             0.0%
*                 SEEC Media Group, Ltd.                                            3,762,000     53,615             0.0%
                  Shangri-La Asia, Ltd.                                               807,666  1,155,936             0.1%
#                 Shenwan Hongyuan HK, Ltd.                                           212,500     81,807             0.0%
*                 Shougang Concord Grand Group, Ltd.                                  253,000      7,968             0.0%
                  Shun Ho Property Investments, Ltd.                                   13,497      5,119             0.0%
*                 Shun Tak Holdings, Ltd.                                           1,321,249    482,137             0.0%
*                 Silver base Group Holdings, Ltd.                                    723,000     45,989             0.0%
#*                Sincere Watch Hong Kong, Ltd.                                     4,770,000    116,437             0.0%
*                 Singamas Container Holdings, Ltd.                                 1,134,000    193,850             0.0%
                  Sino Land Co., Ltd.                                                 516,752    874,475             0.1%
                  SITC International Holdings Co., Ltd.                               574,000    411,169             0.0%
                  Sitoy Group Holdings, Ltd.                                          239,000     48,820             0.0%
                  SJM Holdings, Ltd.                                                  696,000    674,731             0.0%
                  Sky Light Holdings, Ltd.                                            139,000     37,804             0.0%
#*                Skyway Securities Group, Ltd.                                     2,980,000    156,913             0.0%
                  SmarTone Telecommunications Holdings, Ltd.                          270,166    378,358             0.0%
*                 SOCAM Development, Ltd.                                             171,768     46,552             0.0%
*                 Solartech International Holdings, Ltd.                            1,760,000    100,692             0.0%
*                 Solomon Systech International, Ltd.                                 568,000     27,367             0.0%
                  Soundwill Holdings, Ltd.                                             57,500    142,079             0.0%
*                 South China Financial Holdings, Ltd.                              9,000,000     76,245             0.0%
*                 South China Holdings Co., Ltd.                                    1,200,000     49,569             0.0%
                  Stella International Holdings, Ltd.                                 354,000    615,264             0.0%
*                 Stelux Holdings International, Ltd.                                 162,800     11,714             0.0%
*                 Success Universe Group, Ltd.                                        300,000      8,553             0.0%
                  Sun Hung Kai & Co., Ltd.                                            508,341    378,066             0.0%
                  Sun Hung Kai Properties, Ltd.                                        95,282  1,427,801             0.1%
*                 Suncorp Technologies, Ltd.                                        2,920,000     17,247             0.0%
                  Swire Pacific, Ltd. Class A                                          99,000    954,641             0.1%
                  Swire Pacific, Ltd. Class B                                         105,000    178,119             0.0%
                  TAI Cheung Holdings, Ltd.                                           191,000    179,633             0.0%
*                 Tai United Holdings, Ltd.                                           240,000     38,847             0.0%
*                 Talent Property Group, Ltd.                                       2,925,000     47,723             0.0%
                  Tao Heung Holdings, Ltd.                                            169,000     46,263             0.0%
                  Techtronic Industries Co., Ltd.                                     218,000    935,299             0.1%
                  Television Broadcasts, Ltd.                                         167,000    641,948             0.0%
                  Texwinca Holdings, Ltd.                                             576,000    385,601             0.0%
#*                Titan Petrochemicals Group, Ltd.                                    620,000      7,248             0.0%
*                 Tom Group, Ltd.                                                     130,000     31,215             0.0%
#                 Town Health International Medical Group, Ltd.                       542,000     85,676             0.0%
                  Tradelink Electronic Commerce, Ltd.                                 118,000     24,107             0.0%
                  Transport International Holdings, Ltd.                              164,800    512,513             0.0%
*                 Trinity, Ltd.                                                       840,000     60,467             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
HONG KONG -- (Continued)
*                 TSC Group Holdings, Ltd.                                            350,000 $    35,954             0.0%
                  Tsui Wah Holdings, Ltd.                                             100,000      15,664             0.0%
*                 United Laboratories International Holdings, Ltd. (The)              573,000     359,276             0.0%
*                 Up Energy Development Group, Ltd.                                   590,000       1,836             0.0%
*                 Value Convergence Holdings, Ltd.                                    384,000      75,975             0.0%
                  Vantage International Holdings, Ltd.                                314,000      46,331             0.0%
                  Varitronix International, Ltd.                                      231,000     109,554             0.0%
                  Vedan International Holdings, Ltd.                                  140,000      17,072             0.0%
                  Victory City International Holdings, Ltd.                         2,755,740      95,619             0.0%
                  Vitasoy International Holdings, Ltd.                                326,000     643,497             0.0%
*                 VS International Group, Ltd.                                        376,000      16,435             0.0%
#                 VST Holdings, Ltd.                                                  505,200     175,916             0.0%
                  VTech Holdings, Ltd.                                                 41,200     521,757             0.0%
                  Wang On Group, Ltd.                                               8,600,000      77,405             0.0%
                  WH Group, Ltd.                                                      672,500     599,973             0.0%
                  Wharf Holdings, Ltd. (The)                                          130,000   1,108,384             0.1%
                  Wheelock & Co., Ltd.                                                186,000   1,448,830             0.1%
                  Win Hanverky Holdings, Ltd.                                         436,000      63,813             0.0%
*                 Winfull Group Holdings, Ltd.                                        896,000      21,893             0.0%
                  Wing On Co. International, Ltd.                                      30,000     100,472             0.0%
#                 Wing Tai Properties, Ltd.                                           138,000      91,358             0.0%
                  Wonderful Sky Financial Group Holdings, Ltd.                        218,000      59,352             0.0%
*                 Wynn Macau, Ltd.                                                     85,200     186,763             0.0%
                  Xinyi Glass Holdings, Ltd.                                          986,000     873,726             0.1%
*                 Yat Sing Holdings, Ltd.                                             125,000      64,916             0.0%
                  Yeebo International Holdings, Ltd.                                  138,000      66,669             0.0%
                  YGM Trading, Ltd.                                                     8,000       8,538             0.0%
*                 YT Realty Group, Ltd.                                                26,000       7,826             0.0%
*                 Yuan Heng Gas Holdings, Ltd.                                        392,000      36,237             0.0%
                  Yue Yuen Industrial Holdings, Ltd.                                  181,000     715,533             0.1%
                  Yugang International, Ltd.                                        4,976,000     109,344             0.0%
*                 ZH International Holdings, Ltd.                                     800,000      21,598             0.0%
                                                                                              ----------- ---------------
TOTAL HONG KONG                                                                                70,849,364             3.2%
                                                                                              ----------- ---------------
IRELAND -- (0.5%)
*                 Bank of Ireland                                                   6,967,492   1,753,977             0.1%
                  C&C Group P.L.C.                                                    187,546     773,839             0.0%
                  CRH P.L.C.                                                            4,854     176,803             0.0%
                  CRH P.L.C. Sponsored ADR                                             68,904   2,502,593             0.1%
*                 FBD Holdings P.L.C.                                                   8,425      74,636             0.0%
                  Glanbia P.L.C.                                                       36,346     710,353             0.0%
                  IFG Group P.L.C.                                                     20,762      37,275             0.0%
*                 Independent News & Media P.L.C.                                     208,581      29,509             0.0%
                  Irish Continental Group P.L.C.                                       50,020     288,472             0.0%
*                 Kenmare Resources P.L.C.                                                356       1,280             0.0%
                  Kerry Group P.L.C. Class A                                            8,057     658,727             0.0%
                  Kingspan Group P.L.C.                                                40,662   1,414,526             0.1%
                  Paddy Power Betfair P.L.C.(BWXC0Z1)                                   8,908     991,969             0.1%
                  Paddy Power Betfair P.L.C.(BWT6H89)                                  17,653   1,964,680             0.1%
                  Smurfit Kappa Group P.L.C.                                           40,275   1,080,130             0.1%
                                                                                              ----------- ---------------
TOTAL IRELAND                                                                                  12,458,769             0.6%
                                                                                              ----------- ---------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
ISRAEL -- (0.8%)
*                 ADO Group, Ltd.                                                     2,618 $   32,868             0.0%
*                 Africa Israel Investments, Ltd.                                    73,121      9,044             0.0%
*                 Africa Israel Properties, Ltd.                                      1,260     25,369             0.0%
*                 Airport City, Ltd.                                                 10,816    143,117             0.0%
                  Albaad Massuot Yitzhak, Ltd.                                          841     14,444             0.0%
*                 Allot Communications, Ltd.                                         16,771     83,568             0.0%
                  Alrov Properties and Lodgings, Ltd.                                 3,637     99,789             0.0%
                  Amot Investments, Ltd.                                             21,324    101,580             0.0%
                  Ashtrom Properties, Ltd.                                           12,133     55,755             0.0%
*                 AudioCodes, Ltd.                                                    4,091     26,802             0.0%
#                 Avgol Industries 1953, Ltd.                                        26,511     33,554             0.0%
*                 Azorim-Investment Development & Construction Co., Ltd.             64,324     77,369             0.0%
                  Azrieli Group, Ltd.                                                 6,499    345,704             0.0%
                  Bank Hapoalim BM                                                  259,950  1,621,129             0.1%
*                 Bank Leumi Le-Israel BM                                           375,924  1,758,069             0.1%
                  Bayside Land Corp.                                                    192     83,812             0.0%
                  Bezeq The Israeli Telecommunication Corp., Ltd.                   127,225    213,754             0.0%
                  Big Shopping Centers, Ltd.                                            959     69,665             0.0%
                  Blue Square Real Estate, Ltd.                                         346     16,265             0.0%
                  Brack Capital Properties NV                                           126     11,965             0.0%
*                 Cellcom Israel, Ltd.(B23WQK8)                                      10,729    105,645             0.0%
*                 Cellcom Israel, Ltd.(M2196U109)                                    11,781    116,514             0.0%
*                 Ceragon Networks, Ltd.                                             17,552     59,054             0.0%
#*                Clal Biotechnology Industries, Ltd.                                22,507     23,553             0.0%
*                 Clal Insurance Enterprises Holdings, Ltd.                          15,430    251,090             0.0%
#*                Compugen, Ltd.                                                      6,312     25,426             0.0%
                  Delek Automotive Systems, Ltd.                                     12,989    113,885             0.0%
                  Delek Group, Ltd.                                                     546    122,922             0.0%
                  Delta-Galil Industries, Ltd.                                        6,683    204,897             0.0%
#                 Direct Insurance Financial Investments, Ltd.                       11,694    111,876             0.0%
                  El Al Israel Airlines                                             236,525    185,040             0.0%
                  Elbit Systems, Ltd.(M3760D101)                                      1,367    162,386             0.0%
                  Elbit Systems, Ltd.(6308913)                                        2,463    293,230             0.0%
                  Electra Consumer Products 1970, Ltd.                                3,901     81,157             0.0%
                  Electra, Ltd.                                                       1,243    271,124             0.0%
                  Elron Electronic Industries, Ltd.                                   7,966     41,818             0.0%
#                 Energix-Renewable Energies, Ltd.                                   57,548     39,642             0.0%
#*                Evogene, Ltd.                                                       9,552     49,029             0.0%
                  First International Bank Of Israel, Ltd.                           27,055    445,821             0.0%
                  FMS Enterprises Migun, Ltd.                                         1,604     56,484             0.0%
                  Formula Systems 1985, Ltd.                                          7,015    276,150             0.0%
                  Fox Wizel, Ltd.                                                     3,538     80,678             0.0%
                  Frutarom Industries, Ltd.                                           8,615    506,398             0.1%
*                 Gilat Satellite Networks, Ltd.                                     18,568     94,832             0.0%
*                 Hadera Paper, Ltd.                                                  1,646     75,977             0.0%
                  Hamlet Israel-Canada, Ltd.                                          2,215     36,291             0.0%
                  Harel Insurance Investments & Financial Services, Ltd.             85,948    457,472             0.1%
                  Hilan, Ltd.                                                         2,399     42,431             0.0%
                  IDI Insurance Co., Ltd.                                             1,303     69,481             0.0%
*                 Industrial Buildings Corp., Ltd.                                    6,741      9,225             0.0%
                  Inrom Construction Industries, Ltd.                                 8,586     32,931             0.0%
                  Israel Chemicals, Ltd.                                             70,349    303,158             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
ISRAEL -- (Continued)
*                 Israel Discount Bank, Ltd. Class A                                401,234 $   971,454             0.1%
*                 Jerusalem Oil Exploration                                           6,588     383,019             0.0%
*                 Kamada, Ltd.                                                       17,329     124,638             0.0%
*                 Kenon Holdings, Ltd.                                                8,647     107,679             0.0%
                  Kerur Holdings, Ltd.                                                1,018      33,686             0.0%
                  Magic Software Enterprises, Ltd.                                      765       6,051             0.0%
                  Matrix IT, Ltd.                                                    39,848     374,389             0.0%
                  Maytronics, Ltd.                                                   13,486      56,992             0.0%
*                 Mazor Robotics, Ltd.                                                7,056     124,648             0.0%
                  Meitav DS Investments, Ltd.                                        17,994      72,725             0.0%
                  Melisron, Ltd.                                                      3,433     186,944             0.0%
#                 Menora Mivtachim Holdings, Ltd.                                    17,447     201,642             0.0%
                  Migdal Insurance & Financial Holding, Ltd.                        270,497     266,487             0.0%
                  Mivtach Shamir Holdings, Ltd.                                       3,588      79,134             0.0%
                  Mizrahi Tefahot Bank, Ltd.                                         50,896     821,026             0.1%
*                 Naphtha Israel Petroleum Corp., Ltd.                               17,995     145,510             0.0%
                  Neto ME Holdings, Ltd.                                                635      70,122             0.0%
                  Nice, Ltd. Sponsored ADR                                            3,145     212,130             0.0%
*                 Nova Measuring Instruments, Ltd.                                   10,812     214,915             0.0%
#                 Oil Refineries, Ltd.                                              925,799     368,270             0.0%
*                 Partner Communications Co., Ltd.                                   31,937     156,192             0.0%
*                 Partner Communications Co., Ltd. ADR                               10,082      47,184             0.0%
                  Paz Oil Co., Ltd.                                                   3,259     532,352             0.1%
*                 Phoenix Holdings, Ltd. (The)                                       58,337     255,566             0.0%
                  Plasson Industries, Ltd.                                            1,206      40,972             0.0%
                  Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.                2,501     119,510             0.0%
                  Scope Metals Group, Ltd.                                            2,820      79,517             0.0%
                  Shapir Engineering and Industry, Ltd.                              17,780      50,378             0.0%
#                 Shikun & Binui, Ltd.                                              169,004     443,681             0.0%
                  Shufersal, Ltd.                                                    58,568     288,899             0.0%
                  Strauss Group, Ltd.                                                 6,285     110,655             0.0%
                  Summit Real Estate Holdings, Ltd.                                  11,590      86,259             0.0%
                  Tadiran Holdings, Ltd.                                                907      23,935             0.0%
                  Teva Pharmaceutical Industries, Ltd.                                  395      12,527             0.0%
                  Teva Pharmaceutical Industries, Ltd. Sponsored ADR                 37,619   1,188,008             0.1%
#*                Tower Semiconductor, Ltd.(M87915274)                                5,885     126,645             0.0%
*                 Tower Semiconductor, Ltd.(6320605)                                  6,141     134,079             0.0%
*                 Union Bank of Israel                                               14,302      62,355             0.0%
                                                                                            ----------- ---------------
TOTAL ISRAEL                                                                                 18,149,414             0.8%
                                                                                            ----------- ---------------
ITALY -- (2.9%)
                  A2A SpA                                                           326,909     485,896             0.0%
                  ACEA SpA                                                           14,632     210,537             0.0%
*                 Aeffe SpA                                                           6,810      10,282             0.0%
                  Amplifon SpA                                                       36,372     464,622             0.0%
                  Anima Holding SpA                                                  98,126     641,470             0.1%
                  Ansaldo STS SpA                                                    28,735     385,618             0.0%
*                 Arnoldo Mondadori Editore SpA                                      64,951     128,962             0.0%
                  Ascopiave SpA                                                      36,241     143,021             0.0%
                  Assicurazioni Generali SpA                                        303,243   4,803,373             0.2%
#                 Astaldi SpA                                                        38,221     250,701             0.0%
                  Atlantia SpA                                                       19,780     501,607             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
ITALY -- (Continued)
                  Autogrill SpA                                                      51,004 $  580,065             0.0%
                  Azimut Holding SpA                                                 28,368    553,367             0.0%
#*                Banca Carige SpA                                                  411,459    114,271             0.0%
                  Banca Generali SpA                                                 20,370    585,348             0.0%
                  Banca IFIS SpA                                                     11,339    489,125             0.0%
                  Banca Mediolanum SpA                                               58,302    445,940             0.0%
#*                Banca Monte dei Paschi di Siena SpA                                 3,155     51,834             0.0%
                  Banca Popolare di Sondrio SCPA                                    279,159  1,040,067             0.1%
#                 Banca Profilo SpA                                                  74,644     17,373             0.0%
                  Banco BPM SpA                                                     835,522  2,440,144             0.1%
                  Banco di Desio e della Brianza SpA                                 19,322     52,758             0.0%
                  BasicNet SpA                                                       13,861     54,181             0.0%
                  BE                                                                 54,666     63,988             0.0%
                  Biesse SpA                                                          5,834    179,659             0.0%
                  BPER Banca                                                        358,068  1,958,869             0.1%
                  Brembo SpA                                                         11,209    880,654             0.1%
                  Brunello Cucinelli SpA                                              4,034    105,706             0.0%
                  Buzzi Unicem SpA                                                   35,964    924,143             0.1%
#                 Cairo Communication SpA                                            16,940     82,984             0.0%
                  Cementir Holding SpA                                               38,268    230,737             0.0%
                  Cerved Information Solutions SpA                                   59,130    631,284             0.0%
                  CIR-Compagnie Industriali Riunite SpA                             273,909    440,559             0.0%
                  CNH Industrial NV                                                  37,663    415,331             0.0%
                  Credito Emiliano SpA                                               75,166    525,497             0.0%
#                 Credito Valtellinese SpA                                           73,743    266,556             0.0%
#                 d'Amico International Shipping SA                                 121,883     45,284             0.0%
                  Danieli & C Officine Meccaniche SpA                                 8,213    205,323             0.0%
                  Datalogic SpA                                                       8,090    221,877             0.0%
                  Davide Campari-Milano SpA                                          65,448    773,888             0.1%
                  De' Longhi SpA                                                     19,074    581,499             0.0%
                  DeA Capital SpA                                                    73,160    119,546             0.0%
                  DiaSorin SpA                                                        7,370    552,415             0.0%
#                 Ei Towers SpA                                                       7,687    443,653             0.0%
                  El.En. SpA                                                          1,628     57,982             0.0%
                  Enel SpA                                                          161,430    767,467             0.1%
#                 Eni SpA                                                           211,731  3,284,162             0.2%
                  Eni SpA Sponsored ADR                                               7,138    221,135             0.0%
                  ERG SpA                                                            36,608    454,446             0.0%
                  Esprinet SpA                                                       15,324    125,351             0.0%
#*                Eurotech SpA                                                       15,195     26,978             0.0%
                  Falck Renewables SpA                                              156,379    193,496             0.0%
                  Ferrari NV                                                          8,873    667,505             0.1%
*                 Fiat Chrysler Automobiles NV                                      452,754  5,142,606             0.3%
#*                Fincantieri SpA                                                   347,770    340,320             0.0%
#                 FinecoBank Banca Fineco SpA                                         7,169     51,070             0.0%
                  FNM SpA                                                            72,438     42,871             0.0%
#                 Geox SpA                                                           28,531     77,108             0.0%
*                 Gruppo Editoriale L'Espresso SpA                                  126,073    115,814             0.0%
                  Gruppo MutuiOnline SpA                                              4,163     54,730             0.0%
                  Hera SpA                                                          124,323    355,570             0.0%
                  IMMSI SpA                                                          93,687     39,613             0.0%
                  Industria Macchine Automatiche SpA                                  6,520    574,798             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
ITALY -- (Continued)
                  Infrastrutture Wireless Italiane SpA                                 29,015 $  160,467             0.0%
*                 Intek Group SpA                                                      68,376     18,206             0.0%
                  Interpump Group SpA                                                  25,461    675,213             0.1%
                  Intesa Sanpaolo SpA                                                 621,281  1,813,581             0.1%
                  Iren SpA                                                            160,842    338,919             0.0%
*                 Italgas SpA                                                          27,659    125,043             0.0%
                  Italmobiliare SpA                                                     5,643    316,247             0.0%
*                 Juventus Football Club SpA                                          222,962    205,668             0.0%
                  La Doria SpA                                                          5,392     66,536             0.0%
*                 Leonardo SpA                                                         64,144  1,008,000             0.1%
                  Luxottica Group SpA                                                   2,713    156,840             0.0%
                  Luxottica Group SpA Sponsored ADR                                       300     17,340             0.0%
#                 Maire Tecnimont SpA                                                  50,031    198,781             0.0%
                  MARR SpA                                                             14,639    353,456             0.0%
#                 Mediaset SpA                                                        190,272    777,585             0.1%
                  Mediobanca SpA                                                      238,002  2,288,760             0.1%
                  Moncler SpA                                                          12,823    316,279             0.0%
#                 Parmalat SpA                                                         79,702    270,089             0.0%
#                 Piaggio & C SpA                                                      76,038    157,577             0.0%
                  Poste Italiane SpA                                                    4,322     29,596             0.0%
#*                Prelios SpA                                                          12,061      1,274             0.0%
#                 Prima Industrie SpA                                                   2,010     56,125             0.0%
                  Prysmian SpA                                                         55,310  1,596,173             0.1%
                  Recordati SpA                                                        28,280  1,048,064             0.1%
                  Reno de Medici SpA                                                  107,923     40,751             0.0%
                  Reply SpA                                                             1,487    260,460             0.0%
#*                Retelit SpA                                                         105,518    153,845             0.0%
                  Sabaf SpA                                                             1,518     21,617             0.0%
                  SAES Getters SpA                                                      3,181     62,225             0.0%
*                 Safilo Group SpA                                                     26,513    191,403             0.0%
*                 Saipem SpA                                                        3,971,758  1,709,599             0.1%
                  Salini Impregilo SpA                                                 96,081    326,962             0.0%
#                 Salvatore Ferragamo SpA                                              18,735    599,937             0.0%
                  Saras SpA                                                           305,509    638,265             0.0%
#                 SAVE SpA                                                              6,004    142,455             0.0%
                  Servizi Italia SpA                                                    9,572     44,911             0.0%
#*                Snaitech SpA                                                         44,579     66,797             0.0%
                  Societa Cattolica di Assicurazioni SCRL                             107,349    954,148             0.1%
                  Societa Iniziative Autostradali e Servizi SpA                        22,976    231,606             0.0%
*                 Sogefi SpA                                                           22,695    116,890             0.0%
                  SOL SpA                                                              10,697    115,335             0.0%
                  Tamburi Investment Partners SpA                                      19,827    109,670             0.0%
*                 Telecom Italia SpA                                                1,615,620  1,434,011             0.1%
*                 Telecom Italia SpA Sponsored ADR                                     32,914    292,935             0.0%
#                 Tenaris SA                                                           25,512    398,546             0.0%
                  Terna Rete Elettrica Nazionale SpA                                  110,241    555,816             0.0%
#*                Tiscali SpA                                                         665,564     33,529             0.0%
#                 Tod's SpA                                                             4,012    309,998             0.0%
#*                Trevi Finanziaria Industriale SpA                                    75,599     75,098             0.0%
                  TXT e-solutions SpA                                                   1,190     13,881             0.0%
*                 UniCredit SpA                                                       251,448  4,094,194             0.2%
                  Unione di Banche Italiane SpA                                       638,487  2,690,290             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
ITALY -- (Continued)
                  Unipol Gruppo Finanziario SpA                                     298,558 $ 1,331,503             0.1%
                  UnipolSai Assicurazioni SpA                                       846,418   1,944,306             0.1%
                  Vittoria Assicurazioni SpA                                         16,103     215,971             0.0%
#*                Yoox Net-A-Porter Group SpA                                        18,471     490,819             0.0%
                  Zignago Vetro SpA                                                   6,560      54,159             0.0%
                                                                                            ----------- ---------------
TOTAL ITALY                                                                                  68,410,787             3.1%
                                                                                            ----------- ---------------
JAPAN -- (22.3%)
                  NJS Co., Ltd.                                                       3,400      41,929             0.0%
                  77 Bank, Ltd. (The)                                               256,000   1,107,200             0.1%
                  A&D Co., Ltd.                                                       9,700      38,384             0.0%
                  ABC-Mart, Inc.                                                      1,100      61,149             0.0%
#*                Access Co., Ltd.                                                   12,600      91,836             0.0%
                  Accretive Co., Ltd.                                                13,100      42,085             0.0%
                  Achilles Corp.                                                     12,600     202,441             0.0%
#*                Acom Co., Ltd.                                                     13,200      58,631             0.0%
#                 AD Works Co., Ltd.                                                 13,900       4,869             0.0%
                  Adastria Co., Ltd.                                                 12,760     316,909             0.0%
                  ADEKA Corp.                                                        64,300     949,119             0.1%
#                 Adtec Plasma Technology Co., Ltd.                                   3,500      50,992             0.0%
                  Advan Co., Ltd.                                                     8,400      87,619             0.0%
                  Advanex, Inc.                                                       1,400      18,865             0.0%
                  Advantest Corp.                                                    20,000     373,729             0.0%
                  Aeon Co., Ltd.                                                    193,419   2,866,642             0.2%
                  Aeon Delight Co., Ltd.                                              5,100     155,624             0.0%
                  Aeon Fantasy Co., Ltd.                                              5,800     152,501             0.0%
#                 AEON Financial Service Co., Ltd.                                   17,700     340,156             0.0%
                  Aeon Hokkaido Corp.                                                14,000      75,488             0.0%
#                 Aeon Mall Co., Ltd.                                                 6,600     112,244             0.0%
*                 AGORA Hospitality Group Co., Ltd.                                  34,000      10,380             0.0%
#                 Agro-Kanesho Co., Ltd.                                              5,600      76,836             0.0%
                  Ahresty Corp.                                                      15,300     152,955             0.0%
#                 Ai Holdings Corp.                                                   9,600     236,082             0.0%
                  Aica Kogyo Co., Ltd.                                               11,600     330,624             0.0%
                  Aichi Bank, Ltd. (The)                                              5,400     298,126             0.0%
                  Aichi Corp.                                                        16,200     119,688             0.0%
                  Aichi Steel Corp.                                                   8,100     316,690             0.0%
                  Aichi Tokei Denki Co., Ltd.                                         1,700      56,803             0.0%
                  Aida Engineering, Ltd.                                             35,500     309,091             0.0%
#                 Ain Holdings, Inc.                                                  6,800     471,075             0.0%
                  Aiphone Co., Ltd.                                                   6,400      99,975             0.0%
                  Air Water, Inc.                                                    27,000     520,045             0.0%
                  Airport Facilities Co., Ltd.                                       14,900      78,098             0.0%
                  Aisan Industry Co., Ltd.                                           26,200     235,516             0.0%
#                 Aisan Technology Co., Ltd.                                          1,100      35,061             0.0%
                  Aisin Seiki Co., Ltd.                                              27,506   1,347,166             0.1%
                  AIT Corp.                                                           2,600      23,795             0.0%
                  Aizawa Securities Co., Ltd.                                        20,000     121,868             0.0%
                  Ajinomoto Co., Inc.                                                 4,900      95,483             0.0%
                  Ajis Co., Ltd.                                                      2,000      38,102             0.0%
#*                Akebono Brake Industry Co., Ltd.                                   53,200     170,162             0.0%
                  Akita Bank, Ltd. (The)                                            103,000     327,430             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
#                 Albis Co., Ltd.                                                     2,800 $   92,360             0.0%
                  Alconix Corp.                                                       8,000    140,489             0.0%
                  Alfresa Holdings Corp.                                             10,600    191,411             0.0%
#                 Alinco, Inc.                                                        9,400     82,994             0.0%
#                 Alpen Co., Ltd.                                                    12,300    220,563             0.0%
#                 Alpha Corp.                                                         2,900     52,340             0.0%
                  Alpha Systems, Inc.                                                 2,660     45,853             0.0%
                  Alpine Electronics, Inc.                                           31,200    454,002             0.0%
#                 Alps Electric Co., Ltd.                                            39,200  1,152,194             0.1%
                  Alps Logistics Co., Ltd.                                            7,600     51,848             0.0%
                  Altech Corp.                                                        1,500     48,790             0.0%
                  Amada Holdings Co., Ltd.                                           31,600    375,703             0.0%
                  Amano Corp.                                                        25,900    553,156             0.0%
                  Amiyaki Tei Co., Ltd.                                               2,800    105,008             0.0%
                  Amuse, Inc.                                                         7,300    167,505             0.0%
                  Anest Iwata Corp.                                                  14,700    129,277             0.0%
*                 Anicom Holdings, Inc.                                               3,600     85,929             0.0%
                  Anritsu Corp.                                                      66,600    538,658             0.0%
                  AOI Electronic Co., Ltd.                                            3,300    100,741             0.0%
                  AOI TYO Holdings, Inc.                                             11,088     81,362             0.0%
                  AOKI Holdings, Inc.                                                29,878    369,063             0.0%
                  Aomori Bank, Ltd. (The)                                           124,000    431,792             0.0%
                  Aoyama Trading Co., Ltd.                                           32,800  1,171,889             0.1%
                  Aoyama Zaisan Networks Co., Ltd.                                    5,900     37,575             0.0%
                  Aozora Bank, Ltd.                                                 215,000    783,398             0.1%
#                 Apamanshop Holdings Co., Ltd.                                       5,900     38,157             0.0%
                  Arakawa Chemical Industries, Ltd.                                  10,800    190,970             0.0%
#                 Arata Corp.                                                         4,700    127,029             0.0%
                  Araya Industrial Co., Ltd.                                         17,000     31,566             0.0%
                  Arcland Sakamoto Co., Ltd.                                         18,400    227,612             0.0%
                  Arcland Service Holdings Co., Ltd.                                  1,000     27,583             0.0%
                  Arcs Co., Ltd.                                                     16,289    348,904             0.0%
#                 Ardepro Co., Ltd.                                                  29,900     36,720             0.0%
                  Argo Graphics, Inc.                                                 4,700    105,786             0.0%
#                 Ariake Japan Co., Ltd.                                              3,200    202,726             0.0%
*                 Arisawa Manufacturing Co., Ltd.                                    27,000    191,439             0.0%
#*                Arrk Corp.                                                         16,100     14,721             0.0%
                  Artnature, Inc.                                                    16,800    107,696             0.0%
                  As One Corp.                                                        3,100    137,250             0.0%
                  Asahi Broadcasting Corp.                                            3,600     24,591             0.0%
                  Asahi Co., Ltd.                                                     9,400    120,295             0.0%
                  Asahi Diamond Industrial Co., Ltd.                                 37,500    287,855             0.0%
                  Asahi Glass Co., Ltd.                                             203,000  1,758,905             0.1%
                  Asahi Group Holdings, Ltd.                                          7,500    283,378             0.0%
                  Asahi Holdings, Inc.                                               15,400    287,245             0.0%
                  Asahi Intecc Co., Ltd.                                             10,000    444,562             0.0%
                  Asahi Kasei Corp.                                                 241,000  2,298,080             0.1%
                  Asahi Kogyosha Co., Ltd.                                            3,300     90,845             0.0%
                  Asahi Yukizai Corp.                                                49,000    102,001             0.0%
                  Asante, Inc.                                                        1,600     24,327             0.0%
                  Asanuma Corp.                                                      42,000    122,481             0.0%
                  Asatsu-DK, Inc.                                                    17,400    451,544             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
#                 Ashimori Industry Co., Ltd.                                        43,000 $   62,862             0.0%
#                 Asia Pile Holdings Corp.                                           16,600     90,340             0.0%
                  Asics Corp.                                                        11,900    210,613             0.0%
                  ASKA Pharmaceutical Co., Ltd.                                      12,800    188,034             0.0%
#                 ASKUL Corp.                                                         2,600     75,724             0.0%
                  Astellas Pharma, Inc.                                              16,800    221,543             0.0%
#                 Asti Corp.                                                          9,000     56,534             0.0%
                  Asunaro Aoki Construction Co., Ltd.                                 8,200     60,352             0.0%
                  Ateam, Inc.                                                         2,600     68,329             0.0%
#                 Atom Corp.                                                         16,000    104,049             0.0%
                  Atsugi Co., Ltd.                                                  112,000    134,600             0.0%
                  Autobacs Seven Co., Ltd.                                           31,000    469,214             0.0%
                  Avex Group Holdings, Inc.                                          19,700    289,732             0.0%
                  Awa Bank, Ltd. (The)                                              130,000    858,692             0.1%
                  Axell Corp.                                                         4,700     30,912             0.0%
                  Axial Retailing, Inc.                                               6,100    233,570             0.0%
                  Azbil Corp.                                                        15,100    508,415             0.0%
                  Bandai Namco Holdings, Inc.                                        16,200    508,463             0.0%
                  Bando Chemical Industries, Ltd.                                    25,500    233,652             0.0%
                  Bank of Iwate, Ltd. (The)                                          11,400    466,111             0.0%
                  Bank of Kochi, Ltd. (The)                                          45,000     51,275             0.0%
                  Bank of Kyoto, Ltd. (The)                                          83,000    657,330             0.1%
#                 Bank of Nagoya, Ltd. (The)                                         11,000    403,840             0.0%
                  Bank of Okinawa, Ltd. (The)                                        15,800    608,996             0.1%
                  Bank of Saga, Ltd. (The)                                          111,000    295,905             0.0%
                  Bank of the Ryukyus, Ltd.                                          20,100    277,171             0.0%
                  Belc Co., Ltd.                                                      5,400    240,168             0.0%
                  Belluna Co., Ltd.                                                  32,400    297,088             0.0%
                  Benefit One, Inc.                                                   4,000    122,247             0.0%
                  Benesse Holdings, Inc.                                             13,200    398,340             0.0%
                  Best Denki Co., Ltd.                                               36,100     52,463             0.0%
                  Bic Camera, Inc.                                                   31,100    309,530             0.0%
                  BML, Inc.                                                          11,000    240,096             0.0%
#                 Bookoff Corp.                                                       4,100     28,849             0.0%
                  BP Castrol K.K.                                                     2,700     41,858             0.0%
                  Bridgestone Corp.                                                  13,700    571,444             0.0%
                  Broadband Tower, Inc.                                              19,300     41,400             0.0%
                  Broadleaf Co., Ltd.                                                27,800    180,419             0.0%
#                 BRONCO BILLY Co., Ltd.                                              3,900     89,311             0.0%
                  Brother Industries, Ltd.                                          100,600  2,069,907             0.1%
                  Bunka Shutter Co., Ltd.                                            40,400    310,423             0.0%
                  C Uyemura & Co., Ltd.                                               1,400     73,362             0.0%
                  CAC Holdings Corp.                                                 10,900    103,485             0.0%
#                 Calbee, Inc.                                                        3,300    115,373             0.0%
                  Can Do Co., Ltd.                                                    3,700     56,047             0.0%
                  Canon Electronics, Inc.                                            14,500    269,909             0.0%
                  Canon Marketing Japan, Inc.                                        17,500    368,806             0.0%
                  Canon, Inc.                                                        21,700    720,179             0.1%
                  Canon, Inc. Sponsored ADR                                           7,971    264,717             0.0%
                  Capcom Co., Ltd.                                                   13,600    293,349             0.0%
                  Career Design Center Co., Ltd.                                      1,900     20,799             0.0%
#                 Carlit Holdings Co., Ltd.                                          13,800     70,430             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
#                 Casio Computer Co., Ltd.                                           18,800 $  264,958             0.0%
                  Cawachi, Ltd.                                                      10,600    278,723             0.0%
                  Central Automotive Products, Ltd.                                   1,300     13,471             0.0%
                  Central Glass Co., Ltd.                                           131,000    565,992             0.0%
                  Central Security Patrols Co., Ltd.                                  3,500     54,528             0.0%
                  Central Sports Co., Ltd.                                            2,400     71,259             0.0%
                  Chiba Bank, Ltd. (The)                                            140,000    937,866             0.1%
                  Chiba Kogyo Bank, Ltd. (The)                                       40,100    231,153             0.0%
                  CHIMNEY Co., Ltd.                                                   2,100     53,139             0.0%
                  Chino Corp.                                                         3,300     36,621             0.0%
                  Chiyoda Co., Ltd.                                                   5,700    142,211             0.0%
                  Chiyoda Corp.                                                     113,000    751,286             0.1%
                  Chiyoda Integre Co., Ltd.                                           7,400    162,911             0.0%
                  Chofu Seisakusho Co., Ltd.                                         16,200    387,576             0.0%
                  Chori Co., Ltd.                                                     6,500    115,999             0.0%
                  Chubu Shiryo Co., Ltd.                                             15,300    181,004             0.0%
                  Chudenko Corp.                                                     21,800    478,346             0.0%
                  Chuetsu Pulp & Paper Co., Ltd.                                     57,000    121,138             0.0%
*                 Chugai Mining Co., Ltd.                                            36,200      8,454             0.0%
                  Chugai Ro Co., Ltd.                                                48,000     93,489             0.0%
                  Chugoku Bank, Ltd. (The)                                           80,600  1,197,392             0.1%
                  Chugoku Marine Paints, Ltd.                                        40,900    302,488             0.0%
                  Chukyo Bank, Ltd. (The)                                             7,600    158,839             0.0%
                  Chuo Spring Co., Ltd.                                               5,000     14,941             0.0%
                  CI Takiron Corp.                                                   26,000    131,907             0.0%
                  Ci:z Holdings Co., Ltd.                                             5,800    170,346             0.0%
                  Citizen Watch Co., Ltd.                                           182,100  1,208,138             0.1%
                  CKD Corp.                                                          27,600    345,627             0.0%
                  Clarion Co., Ltd.                                                  50,000    198,513             0.0%
                  Cleanup Corp.                                                      13,500     97,480             0.0%
#                 CMIC Holdings Co., Ltd.                                             6,200     80,085             0.0%
#*                CMK Corp.                                                          36,200    238,153             0.0%
                  Coca-Cola Bottlers Japan, Inc.                                     57,904  1,726,546             0.1%
                  Coco's Japan Co., Ltd.                                              1,400     25,295             0.0%
                  Cocokara fine, Inc.                                                 8,100    382,965             0.0%
#                 COLOPL, Inc.                                                       20,200    186,515             0.0%
#                 Colowide Co., Ltd.                                                 16,400    269,276             0.0%
                  Computer Engineering & Consulting, Ltd.                             5,400    101,028             0.0%
                  Computer Institute of Japan, Ltd.                                   8,700     43,648             0.0%
                  COMSYS Holdings Corp.                                              38,400    730,481             0.1%
                  Concordia Financial Group, Ltd.                                   210,738    969,352             0.1%
                  CONEXIO Corp.                                                       7,800    119,450             0.0%
#                 COOKPAD, Inc.                                                      10,200     81,155             0.0%
                  Corona Corp.                                                       10,000    102,276             0.0%
                  Cosel Co., Ltd.                                                    11,900    151,618             0.0%
                  Cosmo Energy Holdings Co., Ltd.                                    41,900    663,676             0.1%
                  Cosmos Initia Co., Ltd.                                             6,700     23,426             0.0%
                  Cosmos Pharmaceutical Corp.                                         1,000    202,337             0.0%
                  Cota Co., Ltd.                                                      1,300     14,135             0.0%
                  CRE, Inc.                                                           2,300     32,168             0.0%
#                 Create Restaurants Holdings, Inc.                                   9,600     77,769             0.0%
                  Create SD Holdings Co., Ltd.                                        6,600    155,027             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Credit Saison Co., Ltd.                                            40,200 $  732,507             0.1%
                  Creek & River Co., Ltd.                                             1,900     16,790             0.0%
#                 Cresco, Ltd.                                                        2,400     63,130             0.0%
#*                CROOZ, Inc.                                                         3,000     92,315             0.0%
                  CTI Engineering Co., Ltd.                                           8,100     79,320             0.0%
                  CyberAgent, Inc.                                                    5,200    161,563             0.0%
#                 Cybernet Systems Co., Ltd.                                          9,200     59,572             0.0%
                  Cybozu, Inc.                                                        3,600     14,559             0.0%
                  D.A. Consortium Holdings, Inc.                                     10,800    137,533             0.0%
                  Dai Nippon Printing Co., Ltd.                                      79,000    879,479             0.1%
                  Dai Nippon Toryo Co., Ltd.                                         88,000    201,317             0.0%
#                 Dai-Dan Co., Ltd.                                                  17,000    166,377             0.0%
                  Dai-ichi Life Holdings, Inc.                                       59,600  1,015,584             0.1%
                  Dai-ichi Seiko Co., Ltd.                                            7,000    102,913             0.0%
                  Daibiru Corp.                                                      35,200    324,828             0.0%
                  Daicel Corp.                                                       44,400    509,696             0.0%
                  Daido Kogyo Co., Ltd.                                              32,000     81,260             0.0%
                  Daido Metal Co., Ltd.                                              23,300    207,906             0.0%
                  Daido Steel Co., Ltd.                                             196,000  1,091,358             0.1%
#                 Daidoh, Ltd.                                                       17,900     69,860             0.0%
                  Daifuku Co., Ltd.                                                  25,500    644,580             0.1%
#                 Daihatsu Diesel Manufacturing Co., Ltd.                            13,000     83,826             0.0%
                  Daihen Corp.                                                       54,000    342,861             0.0%
                  Daiho Corp.                                                        56,000    272,877             0.0%
                  Daiichi Jitsugyo Co., Ltd.                                         31,000    194,651             0.0%
                  Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                             10,500    101,189             0.0%
                  Daiichi Sankyo Co., Ltd.                                           11,500    255,574             0.0%
                  Daiichikosho Co., Ltd.                                             12,100    525,164             0.0%
                  Daiken Corp.                                                        8,800    166,808             0.0%
#                 Daiken Medical Co., Ltd.                                            6,000     43,784             0.0%
                  Daiki Aluminium Industry Co., Ltd.                                 25,000    118,434             0.0%
                  Daikin Industries, Ltd.                                             5,800    563,896             0.0%
#                 Daikoku Denki Co., Ltd.                                             5,700     82,118             0.0%
                  Daikokutenbussan Co., Ltd.                                          2,100    100,323             0.0%
*                 Daikokuya Holdings Co., Ltd.                                       72,800     44,423             0.0%
                  Daikyo, Inc.                                                      186,000    387,354             0.0%
                  Daikyonishikawa Corp.                                              15,700    199,581             0.0%
#                 Dainichi Co., Ltd.                                                  3,500     22,377             0.0%
                  Dainichiseika Color & Chemicals Manufacturing Co., Ltd.            45,000    307,357             0.0%
#                 Daio Paper Corp.                                                   49,000    621,209             0.1%
                  Daisan Bank, Ltd. (The)                                             9,500    144,738             0.0%
                  Daiseki Co., Ltd.                                                   8,700    194,018             0.0%
                  Daishi Bank, Ltd. (The)                                           192,000    770,850             0.1%
                  Daishinku Corp.                                                     5,500     66,970             0.0%
                  Daisue Construction Co., Ltd.                                       2,600     22,200             0.0%
#                 Daisyo Corp.                                                        2,000     28,890             0.0%
                  Daito Bank, Ltd. (The)                                             39,000     58,100             0.0%
                  Daito Pharmaceutical Co., Ltd.                                      6,960    142,955             0.0%
                  Daito Trust Construction Co., Ltd.                                  4,100    603,328             0.1%
                  Daitron Co., Ltd.                                                   2,600     26,464             0.0%
                  Daiwa House Industry Co., Ltd.                                     18,100    538,094             0.0%
                  Daiwa Industries, Ltd.                                             21,400    210,861             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Daiwa Securities Group, Inc.                                      262,447 $1,596,563             0.1%
                  Daiwabo Holdings Co., Ltd.                                         96,000    337,623             0.0%
#                 DCM Holdings Co., Ltd.                                             71,900    625,979             0.1%
                  Dena Co., Ltd.                                                     16,800    360,146             0.0%
                  Denka Co., Ltd.                                                   241,000  1,241,709             0.1%
                  Denki Kogyo Co., Ltd.                                              41,000    200,446             0.0%
                  Denso Corp.                                                         9,600    414,313             0.0%
                  Dentsu, Inc.                                                        2,600    146,762             0.0%
                  Denyo Co., Ltd.                                                    10,900    159,841             0.0%
                  Descente, Ltd.                                                     13,900    168,610             0.0%
*                 Dexerials Corp.                                                    14,000    125,891             0.0%
                  DIC Corp.                                                          24,100    857,881             0.1%
                  Digital Arts, Inc.                                                  1,800     49,997             0.0%
                  Digital Garage, Inc.                                                  600     12,701             0.0%
#                 Dip Corp.                                                           5,500    121,524             0.0%
                  Disco Corp.                                                         2,400    379,627             0.0%
                  DKS Co., Ltd.                                                      28,000    113,527             0.0%
                  DMG Mori Co., Ltd.                                                 66,900  1,104,675             0.1%
                  Don Quijote Holdings Co., Ltd.                                      4,700    171,239             0.0%
                  Doshisha Co., Ltd.                                                 11,800    238,583             0.0%
                  Doutor Nichires Holdings Co., Ltd.                                 15,700    332,928             0.0%
                  Dowa Holdings Co., Ltd.                                           134,000    997,582             0.1%
                  DSB Co., Ltd.                                                       4,700     26,401             0.0%
                  DTS Corp.                                                          12,600    330,795             0.0%
                  Dunlop Sports Co., Ltd.                                             6,700     62,257             0.0%
                  Duskin Co., Ltd.                                                   28,700    643,799             0.1%
                  DyDo Group Holdings, Inc.                                           4,900    235,603             0.0%
                  Dynic Corp.                                                         5,000      8,609             0.0%
                  Eagle Industry Co., Ltd.                                           14,600    206,656             0.0%
#                 Earth Chemical Co., Ltd.                                            1,700     92,122             0.0%
#                 Ebara Corp.                                                        34,400  1,047,956             0.1%
                  Ebara Jitsugyo Co., Ltd.                                            4,100     52,745             0.0%
                  Eco's Co., Ltd.                                                     3,500     36,335             0.0%
#                 EDION Corp.                                                        49,500    482,536             0.0%
#                 eGuarantee, Inc.                                                    1,200     26,274             0.0%
#                 Ehime Bank, Ltd. (The)                                             19,600    247,874             0.0%
                  Eidai Co., Ltd.                                                    18,000     82,646             0.0%
                  Eighteenth Bank, Ltd. (The)                                        84,000    258,139             0.0%
                  Eiken Chemical Co., Ltd.                                            5,900    162,074             0.0%
                  Eizo Corp.                                                         12,500    413,334             0.0%
                  Elecom Co., Ltd.                                                   11,000    227,415             0.0%
                  Elematec Corp.                                                      5,574     88,203             0.0%
                  en-japan, Inc.                                                      6,800    151,150             0.0%
                  Endo Lighting Corp.                                                 6,900     55,657             0.0%
#*                Eneres Co., Ltd.                                                    8,500     39,537             0.0%
#*                Enigmo, Inc.                                                        2,700     47,318             0.0%
                  Enplas Corp.                                                        6,300    172,169             0.0%
#*                Enshu, Ltd.                                                        31,000     21,978             0.0%
                  EPS Holdings, Inc.                                                 10,200    134,422             0.0%
#                 eRex Co., Ltd.                                                      4,700     56,342             0.0%
#                 ES-Con Japan, Ltd.                                                 11,700     40,967             0.0%
                  ESPEC Corp.                                                        16,000    193,718             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Excel Co., Ltd.                                                     5,800 $   76,282             0.0%
                  Exedy Corp.                                                        19,700    537,862             0.0%
                  Ezaki Glico Co., Ltd.                                               6,600    347,805             0.0%
#                 F-Tech, Inc.                                                        7,000     84,190             0.0%
                  F@N Communications, Inc.                                           17,500    139,597             0.0%
#                 Faith, Inc.                                                         4,300     45,921             0.0%
                  Falco Holdings Co., Ltd.                                            5,600     76,846             0.0%
                  FamilyMart UNY Holdings Co., Ltd.                                  18,519  1,046,799             0.1%
#                 Fancl Corp.                                                        10,600    178,308             0.0%
                  FCC Co., Ltd.                                                      21,700    414,340             0.0%
#*                FDK Corp.                                                          29,000     30,428             0.0%
                  Feed One Co., Ltd.                                                 33,840     62,803             0.0%
                  Ferrotec Holdings Corp.                                            21,900    260,626             0.0%
                  FIDEA Holdings Co., Ltd.                                          135,900    255,153             0.0%
                  Fields Corp.                                                       10,500    117,905             0.0%
#                 Financial Products Group Co., Ltd.                                 20,600    178,927             0.0%
#                 FINDEX, Inc.                                                        6,400     56,005             0.0%
*                 First Baking Co., Ltd.                                              4,000      4,410             0.0%
                  First Juken Co., Ltd.                                               3,900     50,677             0.0%
                  FJ Next Co., Ltd.                                                  10,500     89,609             0.0%
#*                Flight Holdings, Inc.                                               4,300     48,240             0.0%
                  Foster Electric Co., Ltd.                                          20,200    337,277             0.0%
                  FP Corp.                                                            7,300    347,607             0.0%
                  France Bed Holdings Co., Ltd.                                      11,400     95,834             0.0%
#                 Freebit Co., Ltd.                                                   4,900     40,452             0.0%
#                 Freund Corp.                                                        3,800     45,516             0.0%
#                 FTGroup Co., Ltd.                                                   6,300     44,053             0.0%
                  Fudo Tetra Corp.                                                  115,900    190,539             0.0%
                  Fuji Co., Ltd.                                                      8,900    220,425             0.0%
#                 Fuji Corp.                                                          2,000     35,872             0.0%
                  Fuji Corp., Ltd.                                                   17,000    111,338             0.0%
                  Fuji Electric Co., Ltd.                                            85,000    465,909             0.0%
                  Fuji Furukawa Engineering & Construction Co., Ltd.                  2,000      6,245             0.0%
                  Fuji Kiko Co., Ltd.                                                14,100     75,942             0.0%
                  Fuji Kosan Co., Ltd.                                                  100        440             0.0%
#                 Fuji Kyuko Co., Ltd.                                               15,000    137,307             0.0%
                  Fuji Machine Manufacturing Co., Ltd.                               40,600    515,600             0.0%
                  Fuji Media Holdings, Inc.                                          19,500    278,818             0.0%
                  Fuji Oil Co., Ltd.                                                 44,900    144,599             0.0%
                  Fuji Oil Holdings, Inc.                                            31,800    746,146             0.1%
                  Fuji Pharma Co., Ltd.                                               2,600     84,599             0.0%
                  Fuji Seal International, Inc.                                      19,200    456,704             0.0%
                  Fuji Soft, Inc.                                                    15,500    409,229             0.0%
                  Fujibo Holdings, Inc.                                               7,700    209,952             0.0%
                  Fujicco Co., Ltd.                                                   6,400    146,452             0.0%
                  FUJIFILM Holdings Corp.                                            23,400    868,482             0.1%
                  Fujikura Kasei Co., Ltd.                                           15,400     90,901             0.0%
#                 Fujikura Rubber, Ltd.                                              10,600     64,496             0.0%
                  Fujikura, Ltd.                                                    178,000  1,338,201             0.1%
                  Fujimi, Inc.                                                        8,800    169,819             0.0%
                  Fujimori Kogyo Co., Ltd.                                            9,600    300,713             0.0%
                  Fujio Food System Co., Ltd.                                           600     15,017             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
#                 Fujisash Co., Ltd.                                                 46,300 $   41,886             0.0%
#                 Fujishoji Co., Ltd.                                                 4,500     45,627             0.0%
#                 Fujita Kanko, Inc.                                                 33,000    106,057             0.0%
                  Fujitec Co., Ltd.                                                  28,000    331,832             0.0%
                  Fujitsu Frontech, Ltd.                                              8,000    110,713             0.0%
                  Fujitsu General, Ltd.                                              18,000    381,792             0.0%
                  Fujitsu, Ltd.                                                     141,000    880,167             0.1%
                  Fujiya Co., Ltd.                                                   18,000     41,393             0.0%
                  FuKoKu Co., Ltd.                                                    4,000     32,699             0.0%
                  Fukuda Corp.                                                       18,000    159,412             0.0%
                  Fukuda Denshi Co., Ltd.                                               300     18,116             0.0%
                  Fukui Bank, Ltd. (The)                                            177,000    435,159             0.0%
#                 Fukui Computer Holdings, Inc.                                       2,000     52,520             0.0%
                  Fukuoka Financial Group, Inc.                                     180,000    821,138             0.1%
                  Fukushima Bank, Ltd. (The)                                        139,000    109,707             0.0%
                  Fukushima Industries Corp.                                          8,600    305,247             0.0%
#                 Fukuyama Transporting Co., Ltd.                                   101,000    614,049             0.1%
                  FULLCAST Holdings Co., Ltd.                                         1,500     14,858             0.0%
                  Fumakilla, Ltd.                                                     6,000     41,271             0.0%
#                 Funai Electric Co., Ltd.                                           16,300    121,722             0.0%
                  Funai Soken Holdings, Inc.                                          4,440     85,336             0.0%
#                 Furukawa Battery Co., Ltd. (The)                                    9,000     58,079             0.0%
#                 Furukawa Co., Ltd.                                                180,000    347,396             0.0%
                  Furukawa Electric Co., Ltd.                                        43,000  1,740,715             0.1%
                  Furuno Electric Co., Ltd.                                          21,700    132,752             0.0%
                  Furusato Industries, Ltd.                                           6,200     91,693             0.0%
                  Furuya Metal Co., Ltd.                                                400      7,743             0.0%
                  Fuso Chemical Co., Ltd.                                             1,800     56,249             0.0%
                  Fuso Pharmaceutical Industries, Ltd.                                5,400    138,673             0.0%
                  Futaba Corp.                                                       24,300    436,482             0.0%
                  Futaba Industrial Co., Ltd.                                        34,900    291,691             0.0%
                  Future Corp.                                                       18,400    142,929             0.0%
                  Fuyo General Lease Co., Ltd.                                       13,200    616,230             0.1%
                  G-7 Holdings, Inc.                                                  2,500     52,037             0.0%
                  G-Tekt Corp.                                                       13,300    234,640             0.0%
                  Gakken Holdings Co., Ltd.                                           3,000     82,625             0.0%
                  Gakkyusha Co., Ltd.                                                 2,300     32,507             0.0%
                  GCA Corp.                                                           6,800     54,970             0.0%
                  Gecoss Corp.                                                       10,100    109,734             0.0%
                  Genki Sushi Co., Ltd.                                               1,600     31,167             0.0%
#                 Genky Stores, Inc.                                                  4,800    122,818             0.0%
                  Geo Holdings Corp.                                                 22,400    247,436             0.0%
                  Gfoot Co., Ltd.                                                     4,200     28,455             0.0%
                  Giken, Ltd.                                                         2,500     58,105             0.0%
#                 GLOBERIDE, Inc.                                                     5,700     98,751             0.0%
                  Glory, Ltd.                                                        16,700    560,760             0.0%
#                 GMO internet, Inc.                                                 25,600    303,870             0.0%
#                 GMO Payment Gateway, Inc.                                           4,400    197,375             0.0%
                  Godo Steel, Ltd.                                                    8,500    125,028             0.0%
#                 Gokurakuyu Holdings Co., Ltd.                                       4,300     31,686             0.0%
                  Goldcrest Co., Ltd.                                                12,390    220,311             0.0%
                  Golf Digest Online, Inc.                                            5,700     41,551             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
*                 Gourmet Kineya Co., Ltd.                                            5,000 $   47,853             0.0%
                  Grandy House Corp.                                                  3,100     11,248             0.0%
                  Gree, Inc.                                                         60,200    482,724             0.0%
                  GS Yuasa Corp.                                                    117,000    542,082             0.0%
                  GSI Creos Corp.                                                    36,000     46,531             0.0%
                  Gun-Ei Chemical Industry Co., Ltd.                                  3,400    108,756             0.0%
                  GungHo Online Entertainment, Inc.                                  32,700     73,365             0.0%
                  Gunma Bank, Ltd. (The)                                            206,700  1,108,775             0.1%
                  Gunze, Ltd.                                                       117,000    473,169             0.0%
                  Gurunavi, Inc.                                                     11,200    224,700             0.0%
#                 H-One Co., Ltd.                                                    14,600    212,828             0.0%
                  H2O Retailing Corp.                                                52,100    884,305             0.1%
                  HABA Laboratories, Inc.                                               500     17,938             0.0%
                  Hachijuni Bank, Ltd. (The)                                        180,000  1,062,963             0.1%
                  Hagihara Industries, Inc.                                           2,900     69,024             0.0%
                  Hagiwara Electric Co., Ltd.                                         4,200     84,661             0.0%
                  Hakudo Co., Ltd.                                                    1,500     22,191             0.0%
                  Hakuhodo DY Holdings, Inc.                                         26,300    320,575             0.0%
                  Hakuto Co., Ltd.                                                   13,900    148,379             0.0%
                  Halows Co., Ltd.                                                    1,100     23,155             0.0%
                  Hamakyorex Co., Ltd.                                               11,600    243,313             0.0%
                  Hamamatsu Photonics K.K.                                            7,100    208,783             0.0%
                  Handsman Co., Ltd.                                                  3,100     49,241             0.0%
#                 Haneda Zenith Holdings Co., Ltd.                                   23,300     54,970             0.0%
                  Hankyu Hanshin Holdings, Inc.                                      15,600    515,321             0.0%
                  Hanwa Co., Ltd.                                                   114,000    808,305             0.1%
                  Happinet Corp.                                                     14,500    238,790             0.0%
                  Hard Off Corp. Co., Ltd.                                            6,800     64,770             0.0%
                  Harima Chemicals Group, Inc.                                        8,800     59,477             0.0%
#                 Harmonic Drive Systems, Inc.                                        7,200    226,278             0.0%
                  Haruyama Holdings, Inc.                                             3,900     33,923             0.0%
                  Haseko Corp.                                                       23,800    271,670             0.0%
*                 Hayashikane Sangyo Co., Ltd.                                        3,800     28,313             0.0%
                  Hazama Ando Corp.                                                  68,850    490,327             0.0%
#                 Hearts United Group Co., Ltd.                                       3,600     45,443             0.0%
                  Heian Ceremony Service Co., Ltd.                                    1,300     10,902             0.0%
                  Heiwa Corp.                                                        20,000    515,452             0.0%
                  Heiwa Real Estate Co., Ltd.                                        25,300    403,504             0.0%
                  Heiwado Co., Ltd.                                                  18,100    388,082             0.0%
#                 Helios Techno Holdings Co., Ltd.                                    7,200     39,659             0.0%
                  HI-LEX Corp.                                                       12,900    318,643             0.0%
                  Hibiya Engineering, Ltd.                                           13,900    204,899             0.0%
#                 Hiday Hidaka Corp.                                                  4,726     99,807             0.0%
                  Hikari Tsushin, Inc.                                                2,300    220,898             0.0%
#                 Himaraya Co., Ltd.                                                  1,900     13,992             0.0%
                  Hino Motors, Ltd.                                                  28,900    362,617             0.0%
                  Hioki EE Corp.                                                      5,500    112,906             0.0%
                  Hirakawa Hewtech Corp.                                              8,800    102,179             0.0%
#                 Hiramatsu, Inc.                                                    11,500     67,055             0.0%
#                 Hirano Tecseed Co., Ltd.                                            4,900     58,191             0.0%
#                 Hirata Corp.                                                        1,000     78,878             0.0%
                  Hirose Electric Co., Ltd.                                           1,100    147,840             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Hiroshima Bank, Ltd. (The)                                        258,000 $1,113,762             0.1%
                  Hiroshima Gas Co., Ltd.                                             6,900     21,912             0.0%
#                 HIS Co., Ltd.                                                      12,100    288,362             0.0%
                  Hisaka Works, Ltd.                                                 15,400    131,778             0.0%
                  Hisamitsu Pharmaceutical Co., Inc.                                  2,100    107,508             0.0%
                  Hitachi Capital Corp.                                              26,700    653,765             0.1%
                  Hitachi Chemical Co., Ltd.                                         35,400  1,013,825             0.1%
                  Hitachi Construction Machinery Co., Ltd.                           45,500  1,172,980             0.1%
                  Hitachi High-Technologies Corp.                                    10,100    403,183             0.0%
#                 Hitachi Kokusai Electric, Inc.                                      8,500    190,636             0.0%
                  Hitachi Maxell, Ltd.                                               22,900    452,534             0.0%
                  Hitachi Metals, Ltd.                                               41,910    586,920             0.0%
                  Hitachi Transport System, Ltd.                                     24,500    520,703             0.0%
                  Hitachi Zosen Corp.                                               115,740    672,168             0.1%
                  Hitachi, Ltd.                                                     329,000  1,817,517             0.1%
                  Hitachi, Ltd. ADR                                                   4,900    271,190             0.0%
                  Hito Communications, Inc.                                           1,200     18,565             0.0%
                  Hochiki Corp.                                                       8,900    114,730             0.0%
                  Hodogaya Chemical Co., Ltd.                                         4,900    151,877             0.0%
                  Hogy Medical Co., Ltd.                                              4,600    295,438             0.0%
                  Hokkaido Electric Power Co., Inc.                                  30,300    219,959             0.0%
                  Hokkaido Gas Co., Ltd.                                             12,000     29,172             0.0%
                  Hokkan Holdings, Ltd.                                              23,000    105,502             0.0%
                  Hokko Chemical Industry Co., Ltd.                                  20,000     85,756             0.0%
                  Hokkoku Bank, Ltd. (The)                                          175,000    656,477             0.1%
                  Hokuetsu Bank, Ltd. (The)                                          13,800    338,306             0.0%
                  Hokuetsu Industries Co., Ltd.                                       9,900     86,502             0.0%
#                 Hokuetsu Kishu Paper Co., Ltd.                                     90,700    632,474             0.1%
                  Hokuhoku Financial Group, Inc.                                     58,400    917,315             0.1%
                  Hokuriku Electric Industry Co., Ltd.                               39,000     46,564             0.0%
#                 Hokuriku Electric Power Co.                                        21,800    201,490             0.0%
                  Hokuriku Electrical Construction Co., Ltd.                          7,100     55,146             0.0%
                  Hokuto Corp.                                                        8,400    157,617             0.0%
                  Honda Motor Co., Ltd.                                             108,123  3,146,991             0.2%
#                 Honda Motor Co., Ltd. Sponsored ADR                                23,840    693,744             0.1%
                  Honeys Holdings Co., Ltd.                                          12,570    126,618             0.0%
                  Honshu Chemical Industry Co., Ltd.                                  1,000      7,241             0.0%
                  Hoosiers Holdings                                                  18,400    105,977             0.0%
                  Horiba, Ltd.                                                        8,200    483,443             0.0%
                  Hoshizaki Corp.                                                     2,800    233,611             0.0%
                  Hosiden Corp.                                                      44,900    494,636             0.0%
                  Hosokawa Micron Corp.                                               4,000    147,048             0.0%
                  House Foods Group, Inc.                                            22,400    498,640             0.0%
#                 Howa Machinery, Ltd.                                                7,500     49,947             0.0%
                  Hulic Co., Ltd.                                                     7,300     68,845             0.0%
                  Hurxley Corp.                                                       2,400     24,960             0.0%
                  Hyakugo Bank, Ltd. (The)                                          176,000    710,912             0.1%
                  Hyakujushi Bank, Ltd. (The)                                       168,000    556,637             0.0%
                  I-Net Corp.                                                         7,700     87,977             0.0%
#                 I-O Data Device, Inc.                                               6,200     63,591             0.0%
                  Ibiden Co., Ltd.                                                   74,400  1,309,631             0.1%
                  IBJ Leasing Co., Ltd.                                              20,400    443,682             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Ichibanya Co., Ltd.                                                 2,034 $   65,614             0.0%
#                 Ichigo, Inc.                                                       30,900     89,841             0.0%
#                 Ichiken Co., Ltd.                                                  15,000     56,625             0.0%
                  Ichikoh Industries, Ltd.                                           36,000    187,684             0.0%
                  Ichinen Holdings Co., Ltd.                                         11,800    125,496             0.0%
                  Ichiyoshi Securities Co., Ltd.                                     16,300    129,912             0.0%
#                 Icom, Inc.                                                          7,700    176,144             0.0%
                  Idec Corp.                                                         11,400    125,390             0.0%
                  Idemitsu Kosan Co., Ltd.                                           38,200  1,221,327             0.1%
#                 IDOM, Inc.                                                         33,200    174,165             0.0%
*                 Ihara Chemical Industry Co., Ltd.                                  10,000     90,559             0.0%
*                 IHI Corp.                                                         213,000    721,301             0.1%
                  Iida Group Holdings Co., Ltd.                                      23,620    376,166             0.0%
                  Iino Kaiun Kaisha, Ltd.                                            65,700    271,290             0.0%
#                 IJT Technology Holdings Co., Ltd.                                   8,400     47,529             0.0%
#                 Ikegami Tsushinki Co., Ltd.                                        69,000     91,002             0.0%
#                 Imagica Robot Holdings, Inc.                                        9,100     56,414             0.0%
                  Imasen Electric Industrial                                         10,900    103,168             0.0%
                  Imperial Hotel, Ltd.                                                  400      7,571             0.0%
                  Inaba Denki Sangyo Co., Ltd.                                       13,900    505,483             0.0%
                  Inaba Seisakusho Co., Ltd.                                          7,400     90,466             0.0%
                  Inabata & Co., Ltd.                                                31,400    388,015             0.0%
                  Inageya Co., Ltd.                                                   8,700    124,800             0.0%
                  Ines Corp.                                                         16,800    157,024             0.0%
                  Infocom Corp.                                                       8,800    154,018             0.0%
                  Infomart Corp.                                                     11,000     66,043             0.0%
                  Information Services International-Dentsu, Ltd.                     8,500    186,675             0.0%
                  Innotech Corp.                                                     12,900     74,853             0.0%
                  Inpex Corp.                                                        99,200    950,577             0.1%
#                 Intage Holdings, Inc.                                               5,900    110,583             0.0%
#                 Inter Action Corp.                                                  7,100     46,842             0.0%
                  Internet Initiative Japan, Inc.                                    20,400    373,167             0.0%
                  Inui Global Logistics Co., Ltd.                                     9,495     77,675             0.0%
                  Iriso Electronics Co., Ltd.                                         3,900    246,796             0.0%
                  Ise Chemicals Corp.                                                 7,000     29,508             0.0%
                  Iseki & Co., Ltd.                                                 138,000    283,705             0.0%
                  Isetan Mitsukoshi Holdings, Ltd.                                   90,100    984,540             0.1%
*                 Ishihara Sangyo Kaisha, Ltd.                                       24,500    239,896             0.0%
                  Ishii Iron Works Co., Ltd.                                          1,900     27,913             0.0%
#                 Ishizuka Glass Co., Ltd.                                            3,000      5,788             0.0%
#                 Istyle, Inc.                                                        5,900     47,721             0.0%
                  Isuzu Motors, Ltd.                                                 58,300    792,418             0.1%
#*                ITbook Co., Ltd.                                                    9,100     42,549             0.0%
*                 Itfor, Inc.                                                        14,600     82,540             0.0%
#                 Ito En, Ltd.                                                        9,100    329,974             0.0%
                  ITOCHU Corp.                                                       63,900    904,183             0.1%
                  Itochu Enex Co., Ltd.                                              31,700    264,268             0.0%
                  Itochu Techno-Solutions Corp.                                       6,800    197,982             0.0%
                  Itochu-Shokuhin Co., Ltd.                                           3,800    158,973             0.0%
                  Itoham Yonekyu Holdings, Inc.                                      62,478    577,433             0.0%
                  Itoki Corp.                                                        33,553    212,656             0.0%
                  Ivy Cosmetics Corp.                                                   700     51,442             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  IwaiCosmo Holdings, Inc.                                           12,600 $  120,870             0.0%
                  Iwaki & Co., Ltd.                                                  18,000     47,833             0.0%
                  Iwasaki Electric Co., Ltd.                                         43,000     63,634             0.0%
                  Iwatani Corp.                                                      84,000    495,296             0.0%
                  Iwatsu Electric Co., Ltd.                                          95,000     69,930             0.0%
                  Iwatsuka Confectionery Co., Ltd.                                      800     30,490             0.0%
                  Iyo Bank, Ltd. (The)                                              141,082  1,002,127             0.1%
                  Izumi Co., Ltd.                                                     2,600    130,038             0.0%
#*                Izutsuya Co., Ltd.                                                 11,800     47,532             0.0%
                  J Front Retailing Co., Ltd.                                        79,000  1,138,783             0.1%
#                 J Trust Co., Ltd.                                                  47,800    371,198             0.0%
                  J-Oil Mills, Inc.                                                   7,700    299,027             0.0%
                  JAC Recruitment Co., Ltd.                                           1,800     27,607             0.0%
                  Jaccs Co., Ltd.                                                    90,000    386,238             0.0%
                  Jafco Co., Ltd.                                                    25,600    911,874             0.1%
#                 Jalux, Inc.                                                         5,400    124,274             0.0%
#                 Jamco Corp.                                                         4,900    114,346             0.0%
#                 Janome Sewing Machine Co., Ltd.                                    10,900     75,959             0.0%
                  Japan Airport Terminal Co., Ltd.                                    5,800    201,469             0.0%
                  Japan Asia Group, Ltd.                                             16,900     57,754             0.0%
#*                Japan Asset Marketing Co., Ltd.                                    55,200     66,423             0.0%
                  Japan Aviation Electronics Industry, Ltd.                          26,000    355,637             0.0%
#                 Japan Cash Machine Co., Ltd.                                        7,800     90,529             0.0%
#*                Japan Display, Inc.                                               263,900    596,557             0.0%
#*                Japan Drilling Co., Ltd.                                            5,700    109,137             0.0%
                  Japan Exchange Group, Inc.                                         22,200    311,283             0.0%
                  Japan Foundation Engineering Co., Ltd.                             25,800     80,276             0.0%
#                 Japan Lifeline Co., Ltd.                                            5,800    116,413             0.0%
#                 Japan Material Co., Ltd.                                            3,400     55,715             0.0%
                  Japan Medical Dynamic Marketing, Inc.                              14,500     99,861             0.0%
                  Japan Petroleum Exploration Co., Ltd.                               5,900    128,998             0.0%
                  Japan Property Management Center Co., Ltd.                          3,300     38,902             0.0%
                  Japan Pulp & Paper Co., Ltd.                                       70,000    243,178             0.0%
                  Japan Radio Co., Ltd.                                              10,800    139,841             0.0%
                  Japan Securities Finance Co., Ltd.                                 65,900    346,748             0.0%
                  Japan Steel Works, Ltd. (The)                                      33,300    534,606             0.0%
                  Japan Transcity Corp.                                              23,000     97,183             0.0%
                  Japan Wool Textile Co., Ltd. (The)                                 38,400    301,182             0.0%
                  Jastec Co., Ltd.                                                    6,900     76,398             0.0%
                  JBCC Holdings, Inc.                                                 9,600     69,770             0.0%
                  JCU Corp.                                                           5,400    161,206             0.0%
                  Jeol, Ltd.                                                         49,000    241,231             0.0%
                  JFE Holdings, Inc.                                                 81,760  1,394,547             0.1%
                  JGC Corp.                                                          17,400    303,840             0.0%
#*                JIG-SAW, Inc.                                                         600     33,344             0.0%
                  Jimoto Holdings, Inc.                                              86,700    154,084             0.0%
                  JINS, Inc.                                                          3,700    199,118             0.0%
                  JK Holdings Co., Ltd.                                              10,200     60,862             0.0%
                  JMS Co., Ltd.                                                      25,000     74,212             0.0%
                  Joban Kosan Co., Ltd.                                               3,000     47,055             0.0%
                  Joshin Denki Co., Ltd.                                             18,000    191,709             0.0%
#                 Joyful Honda Co., Ltd.                                             14,100    466,491             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
#                 JP-Holdings, Inc.                                                  11,100 $   30,287             0.0%
                  JSP Corp.                                                           5,100    118,967             0.0%
                  JSR Corp.                                                          36,000    657,921             0.1%
                  JTEKT Corp.                                                        22,400    353,337             0.0%
                  Juki Corp.                                                         18,500    212,585             0.0%
                  Juroku Bank, Ltd. (The)                                           205,000    651,343             0.1%
                  Justsystems Corp.                                                  14,300    171,646             0.0%
                  JVC Kenwood Corp.                                                  80,970    215,833             0.0%
                  JXTG Holdings, Inc.                                               348,770  1,573,661             0.1%
                  K&O Energy Group, Inc.                                             10,700    166,069             0.0%
#                 K's Holdings Corp.                                                 26,160    503,227             0.0%
                  kabu.com Securities Co., Ltd.                                      64,000    202,231             0.0%
*                 Kadokawa Dwango                                                    25,677    355,101             0.0%
                  Kaga Electronics Co., Ltd.                                         12,700    235,004             0.0%
                  Kagome Co., Ltd.                                                    6,600    179,828             0.0%
                  Kajima Corp.                                                       27,843    189,060             0.0%
#                 Kakaku.com, Inc.                                                    8,800    126,996             0.0%
                  Kaken Pharmaceutical Co., Ltd.                                      6,000    356,361             0.0%
                  Kakiyasu Honten Co., Ltd.                                           2,100     36,150             0.0%
                  Kameda Seika Co., Ltd.                                              3,800    172,781             0.0%
                  Kamei Corp.                                                        16,000    176,313             0.0%
                  Kamigumi Co., Ltd.                                                 65,000    590,666             0.0%
                  Kanaden Corp.                                                      12,300    119,148             0.0%
                  Kanagawa Chuo Kotsu Co., Ltd.                                      14,000     89,684             0.0%
                  Kanamoto Co., Ltd.                                                 13,700    371,450             0.0%
                  Kandenko Co., Ltd.                                                 74,000    735,580             0.1%
                  Kaneka Corp.                                                      110,000    867,331             0.1%
                  Kanematsu Corp.                                                   282,000    574,611             0.0%
                  Kansai Paint Co., Ltd.                                             12,000    265,635             0.0%
#                 Kansai Super Market, Ltd.                                           1,100     15,488             0.0%
                  Kansai Urban Banking Corp.                                         19,000    236,734             0.0%
                  Kanto Denka Kogyo Co., Ltd.                                        24,900    218,973             0.0%
#*                Kappa Create Co., Ltd.                                             10,100    114,909             0.0%
                  Kasai Kogyo Co., Ltd.                                              17,000    211,100             0.0%
                  Katakura Industries Co., Ltd.                                      16,500    202,511             0.0%
                  Kato Sangyo Co., Ltd.                                              17,400    426,757             0.0%
                  Kato Works Co., Ltd.                                                6,800    176,758             0.0%
#                 KAWADA TECHNOLOGIES, Inc.                                           2,500    161,833             0.0%
                  Kawai Musical Instruments Manufacturing Co., Ltd.                   5,000    104,708             0.0%
                  Kawasaki Heavy Industries, Ltd.                                   243,000    735,709             0.1%
#*                Kawasaki Kisen Kaisha, Ltd.                                       572,000  1,503,974             0.1%
                  Kawasumi Laboratories, Inc.                                        13,100     83,286             0.0%
                  KDDI Corp.                                                         16,500    437,482             0.0%
                  Keihan Holdings Co., Ltd.                                          89,000    559,908             0.0%
                  Keihanshin Building Co., Ltd.                                      23,500    134,511             0.0%
                  Keihin Co., Ltd.                                                   35,000     48,364             0.0%
                  Keihin Corp.                                                       29,500    464,181             0.0%
                  Keisei Electric Railway Co., Ltd.                                   7,000    166,594             0.0%
                  Keiyo Bank, Ltd. (The)                                            157,000    683,877             0.1%
                  Keiyo Co., Ltd.                                                    25,300    150,475             0.0%
#                 Kenedix, Inc.                                                      78,000    359,867             0.0%
#                 Kenko Mayonnaise Co., Ltd.                                          7,800    197,064             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
JAPAN -- (Continued)
                  Kewpie Corp.                                                       11,500 $292,618             0.0%
                  Key Coffee, Inc.                                                    7,600  150,381             0.0%
#                 KFC Holdings Japan, Ltd.                                            4,700   82,056             0.0%
*                 KI Holdings Co., Ltd.                                               6,000   15,709             0.0%
                  Ki-Star Real Estate Co., Ltd.                                       3,500   51,171             0.0%
#                 Kikkoman Corp.                                                      7,000  215,430             0.0%
                  Kimoto Co., Ltd.                                                   41,300   80,740             0.0%
                  Kimura Chemical Plants Co., Ltd.                                    2,700    7,757             0.0%
                  Kinden Corp.                                                       38,900  588,521             0.0%
*                 Kinki Sharyo Co., Ltd. (The)                                        2,400   53,238             0.0%
*                 Kintetsu Department Store Co., Ltd.                                17,000   53,369             0.0%
                  Kintetsu World Express, Inc.                                       23,300  361,201             0.0%
                  Kirin Holdings Co., Ltd.                                           27,780  540,814             0.0%
                  Kirindo Holdings Co., Ltd.                                          1,000    7,503             0.0%
                  Kissei Pharmaceutical Co., Ltd.                                    21,700  566,261             0.0%
                  Kita-Nippon Bank, Ltd. (The)                                        4,500  129,881             0.0%
                  Kitagawa Iron Works Co., Ltd.                                       6,300  121,680             0.0%
                  Kitano Construction Corp.                                          27,000   73,095             0.0%
#                 Kito Corp.                                                          9,800  102,272             0.0%
                  Kitz Corp.                                                         60,500  423,640             0.0%
                  Kiyo Bank, Ltd. (The)                                              43,600  681,082             0.1%
#*                KLab, Inc.                                                         11,300   82,372             0.0%
*                 KNT-CT Holdings Co., Ltd.                                          76,000   96,184             0.0%
                  Koa Corp.                                                          19,300  327,126             0.0%
                  Koatsu Gas Kogyo Co., Ltd.                                         18,500  122,722             0.0%
                  Kobayashi Pharmaceutical Co., Ltd.                                  2,800  146,884             0.0%
                  Kobe Bussan Co., Ltd.                                               3,200  117,800             0.0%
*                 Kobe Electric Railway Co., Ltd.                                    10,000   34,180             0.0%
*                 Kobe Steel, Ltd.                                                  105,500  937,267             0.1%
                  Kobelco Eco-Solutions Co., Ltd.                                     3,000   12,511             0.0%
                  Kohnan Shoji Co., Ltd.                                             16,400  316,476             0.0%
                  Kohsoku Corp.                                                       8,100   80,019             0.0%
                  Koito Manufacturing Co., Ltd.                                      10,500  542,567             0.0%
*                 Kojima Co., Ltd.                                                   19,200   50,803             0.0%
#                 Kokusai Co., Ltd.                                                   2,800   21,238             0.0%
                  Kokuyo Co., Ltd.                                                   52,300  679,184             0.1%
#                 KOMAIHALTEC, Inc.                                                   2,699   50,609             0.0%
                  Komatsu Seiren Co., Ltd.                                           22,500  141,011             0.0%
                  Komatsu Wall Industry Co., Ltd.                                     3,900   71,532             0.0%
                  Komatsu, Ltd.                                                      31,400  839,056             0.1%
#                 Komehyo Co., Ltd.                                                   5,700   54,153             0.0%
                  Komeri Co., Ltd.                                                   22,200  545,018             0.0%
                  Komori Corp.                                                       39,500  522,040             0.0%
                  Konaka Co., Ltd.                                                   15,800   84,470             0.0%
#                 Konami Holdings Corp.                                              14,800  616,084             0.1%
                  Kondotec, Inc.                                                     10,300   85,045             0.0%
                  Konica Minolta, Inc.                                               99,900  884,377             0.1%
                  Konishi Co., Ltd.                                                  17,600  224,747             0.0%
                  Konoike Transport Co., Ltd.                                        19,000  258,275             0.0%
                  Konoshima Chemical Co., Ltd.                                          800   13,780             0.0%
#*                Kosaido Co., Ltd.                                                   2,000    6,764             0.0%
                  Kose Corp.                                                          3,900  370,519             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Kosei Securities Co., Ltd. (The)                                   29,000 $   42,167             0.0%
                  Koshidaka Holdings Co., Ltd.                                        3,800     93,774             0.0%
                  Kotobuki Spirits Co., Ltd.                                          5,100    137,382             0.0%
#                 Kourakuen Holdings Corp.                                            2,200     35,321             0.0%
                  Krosaki Harima Corp.                                               35,000    135,980             0.0%
                  KRS Corp.                                                           3,900     88,130             0.0%
                  KU Holdings Co., Ltd.                                                 800      6,778             0.0%
                  Kubota Corp.                                                       22,000    346,562             0.0%
                  Kumagai Gumi Co., Ltd.                                            150,000    403,551             0.0%
#                 Kumiai Chemical Industry Co., Ltd.                                 28,900    166,764             0.0%
#                 Kura Corp.                                                          4,200    172,911             0.0%
                  Kurabo Industries, Ltd.                                           139,000    310,334             0.0%
                  Kuraray Co., Ltd.                                                  60,000    968,347             0.1%
                  Kureha Corp.                                                       10,100    447,667             0.0%
                  Kurimoto, Ltd.                                                      7,800    153,844             0.0%
                  Kurita Water Industries, Ltd.                                      16,400    423,495             0.0%
                  Kuriyama Holdings Corp.                                             4,000     59,520             0.0%
                  Kuroda Electric Co., Ltd.                                          19,700    410,978             0.0%
                  Kusuri no Aoki Holdings Co., Ltd.                                   4,500    194,402             0.0%
                  KYB Corp.                                                         131,000    647,066             0.1%
                  Kyocera Corp.                                                      14,700    832,536             0.1%
                  Kyocera Corp. Sponsored ADR                                         2,904    165,325             0.0%
                  Kyodo Printing Co., Ltd.                                           47,000    155,688             0.0%
                  Kyoei Steel, Ltd.                                                  15,300    247,383             0.0%
                  Kyokuto Boeki Kaisha, Ltd.                                         20,000     44,138             0.0%
                  Kyokuto Kaihatsu Kogyo Co., Ltd.                                   21,400    353,228             0.0%
                  Kyokuto Securities Co., Ltd.                                       10,400    155,048             0.0%
#                 Kyokuyo Co., Ltd.                                                   5,300    139,532             0.0%
                  KYORIN Holdings, Inc.                                              21,300    446,219             0.0%
                  Kyoritsu Maintenance Co., Ltd.                                      8,040    234,924             0.0%
                  Kyoritsu Printing Co., Ltd.                                        23,500     72,537             0.0%
                  Kyosan Electric Manufacturing Co., Ltd.                            29,000    118,091             0.0%
                  Kyowa Electronics Instruments Co., Ltd.                            14,300     59,929             0.0%
                  Kyowa Exeo Corp.                                                   45,000    679,899             0.1%
                  Kyowa Hakko Kirin Co., Ltd.                                         9,000    154,629             0.0%
                  Kyowa Leather Cloth Co., Ltd.                                       7,200     57,133             0.0%
                  Kyudenko Corp.                                                     23,000    659,083             0.1%
                  Kyushu Financial Group, Inc.                                      183,680  1,145,265             0.1%
                  LAC Co., Ltd.                                                       6,100     66,080             0.0%
#*                Laox Co., Ltd.                                                     24,100    115,521             0.0%
#                 Lasertec Corp.                                                     23,600    307,445             0.0%
                  Lawson, Inc.                                                        1,200     79,619             0.0%
#                 LEC, Inc.                                                           4,800     95,880             0.0%
                  Leopalace21 Corp.                                                 131,900    701,095             0.1%
                  Life Corp.                                                          5,000    133,036             0.0%
#                 Lifull Co., Ltd.                                                   17,800    124,925             0.0%
                  Linical Co., Ltd.                                                   3,500     43,523             0.0%
#                 Link And Motivation, Inc.                                          20,000    120,434             0.0%
                  Lintec Corp.                                                       27,500    606,339             0.1%
                  Lion Corp.                                                         33,000    596,310             0.0%
                  LIXIL Group Corp.                                                  14,200    354,898             0.0%
                  Lonseal Corp.                                                       1,600     38,310             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
#                 Look, Inc.                                                         22,000 $   40,481             0.0%
#*                M&A Capital Partners Co., Ltd.                                        500     22,401             0.0%
                  M3, Inc.                                                            6,800    173,836             0.0%
#                 Mabuchi Motor Co., Ltd.                                             1,300     73,386             0.0%
                  Macnica Fuji Electronics Holdings, Inc.                            26,150    371,354             0.0%
                  Maeda Corp.                                                        77,000    708,107             0.1%
                  Maeda Kosen Co., Ltd.                                              12,200    160,323             0.0%
                  Maeda Road Construction Co., Ltd.                                  41,000    756,019             0.1%
                  Maezawa Kasei Industries Co., Ltd.                                  7,500     79,715             0.0%
                  Maezawa Kyuso Industries Co., Ltd.                                  5,500     76,915             0.0%
                  Makino Milling Machine Co., Ltd.                                   71,000    632,526             0.1%
                  Makita Corp.                                                        6,800    242,622             0.0%
                  Makita Corp. Sponsored ADR                                          3,976    142,301             0.0%
                  Mamezou Holdings Co., Ltd.                                          9,700     76,107             0.0%
                  Mamiya-Op Co., Ltd.                                                 2,699     28,556             0.0%
                  Mandom Corp.                                                        3,600    170,882             0.0%
                  Mani, Inc.                                                          4,200    108,647             0.0%
                  Mars Engineering Corp.                                              6,700    138,090             0.0%
                  Marubeni Corp.                                                    283,200  1,745,569             0.1%
                  Marubun Corp.                                                      18,100    113,538             0.0%
                  Marudai Food Co., Ltd.                                             72,000    329,628             0.0%
                  Marufuji Sheet Piling Co., Ltd.                                     3,000      6,969             0.0%
                  Maruha Nichiro Corp.                                               13,400    383,267             0.0%
                  Marui Group Co., Ltd.                                              24,300    332,797             0.0%
                  Maruichi Steel Tube, Ltd.                                           8,900    252,379             0.0%
                  Maruka Machinery Co., Ltd.                                          3,900     63,767             0.0%
#                 Marusan Securities Co., Ltd.                                       16,200    127,392             0.0%
                  Maruwa Co., Ltd.                                                    4,800    171,418             0.0%
#                 Maruwa Unyu Kikan Co., Ltd.                                         1,900     44,504             0.0%
                  Maruyama Manufacturing Co., Inc.                                    2,800     44,817             0.0%
*                 Maruzen CHI Holdings Co., Ltd.                                      3,800     11,933             0.0%
#                 Maruzen Co., Ltd.                                                   2,000     21,953             0.0%
                  Maruzen Showa Unyu Co., Ltd.                                       30,000    118,151             0.0%
#                 Marvelous, Inc.                                                    13,400    111,241             0.0%
                  Matsuda Sangyo Co., Ltd.                                           10,100    135,295             0.0%
                  Matsui Construction Co., Ltd.                                      13,200    113,536             0.0%
#                 Matsui Securities Co., Ltd.                                        17,400    141,837             0.0%
                  Matsumotokiyoshi Holdings Co., Ltd.                                 9,600    481,468             0.0%
                  Matsuya Co., Ltd.                                                   6,100     51,527             0.0%
                  Matsuya Foods Co., Ltd.                                             3,300    124,750             0.0%
                  Max Co., Ltd.                                                      15,000    219,447             0.0%
                  Maxvalu Nishinihon Co., Ltd.                                        2,600     38,026             0.0%
                  Maxvalu Tokai Co., Ltd.                                             5,000     85,686             0.0%
                  Mazda Motor Corp.                                                 152,200  2,248,339             0.1%
                  MCJ Co., Ltd.                                                       4,300     49,591             0.0%
                  Mebuki Financial Group, Inc.                                      277,522  1,088,951             0.1%
#                 MEC Co., Ltd.                                                      11,800    126,627             0.0%
#                 Medical System Network Co., Ltd.                                   12,300     53,521             0.0%
                  Medipal Holdings Corp.                                             50,200    831,712             0.1%
#*                Megachips Corp.                                                    10,200    268,876             0.0%
                  Megmilk Snow Brand Co., Ltd.                                       21,600    644,624             0.1%
                  Meidensha Corp.                                                   127,000    464,341             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  MEIJI Holdings Co., Ltd.                                            1,000 $   85,005             0.0%
                  Meiji Shipping Co., Ltd.                                            6,100     23,322             0.0%
#*                Meiko Electronics Co., Ltd.                                        18,100    140,080             0.0%
                  Meiko Network Japan Co., Ltd.                                       7,500     97,750             0.0%
                  Meisei Industrial Co., Ltd.                                        27,100    154,113             0.0%
                  Meitec Corp.                                                        7,000    302,563             0.0%
                  Meito Sangyo Co., Ltd.                                              4,000     53,666             0.0%
                  Meiwa Corp.                                                         9,600     35,665             0.0%
                  Meiwa Estate Co., Ltd.                                             10,900     70,222             0.0%
                  Melco Holdings, Inc.                                                7,300    206,648             0.0%
                  Menicon Co., Ltd.                                                   2,300     71,724             0.0%
                  METAWATER Co., Ltd.                                                 4,600    120,028             0.0%
#                 Michinoku Bank, Ltd. (The)                                        109,909    184,672             0.0%
#                 Micronics Japan Co., Ltd.                                          17,600    152,950             0.0%
                  Mie Bank, Ltd. (The)                                                6,500    135,532             0.0%
                  Mie Kotsu Group Holdings, Inc.                                     17,800     59,889             0.0%
                  Mikuni Corp.                                                       14,300     55,460             0.0%
                  Milbon Co., Ltd.                                                    4,052    195,968             0.0%
                  Mimaki Engineering Co., Ltd.                                        8,300     48,877             0.0%
                  Mimasu Semiconductor Industry Co., Ltd.                            14,900    230,795             0.0%
                  Minato Bank, Ltd. (The)                                            12,100    229,558             0.0%
#                 Minebea Mitsumi, Inc.                                             102,939  1,489,207             0.1%
                  Ministop Co., Ltd.                                                 12,400    237,015             0.0%
                  Miraca Holdings, Inc.                                               6,500    299,690             0.0%
                  Miraial Co., Ltd.                                                   2,600     21,480             0.0%
                  Mirait Holdings Corp.                                              40,410    419,999             0.0%
                  Miroku Jyoho Service Co., Ltd.                                      2,300     43,593             0.0%
                  Misawa Homes Co., Ltd.                                             16,900    156,238             0.0%
                  MISUMI Group, Inc.                                                 15,900    301,226             0.0%
                  Mitani Corp.                                                        8,400    261,973             0.0%
                  Mitani Sekisan Co., Ltd.                                              800     19,306             0.0%
                  Mito Securities Co., Ltd.                                          47,400    125,131             0.0%
                  Mitsuba Corp.                                                      25,000    473,594             0.0%
                  Mitsubishi Chemical Holdings Corp.                                464,080  3,632,440             0.2%
                  Mitsubishi Corp.                                                   78,600  1,696,194             0.1%
                  Mitsubishi Electric Corp.                                          79,000  1,102,557             0.1%
                  Mitsubishi Estate Co., Ltd.                                        10,000    191,478             0.0%
                  Mitsubishi Gas Chemical Co., Inc.                                  73,395  1,569,405             0.1%
                  Mitsubishi Heavy Industries, Ltd.                                 208,000    833,428             0.1%
                  Mitsubishi Kakoki Kaisha, Ltd.                                     21,000     40,696             0.0%
                  Mitsubishi Logistics Corp.                                         27,000    349,314             0.0%
                  Mitsubishi Materials Corp.                                         41,780  1,244,074             0.1%
#                 Mitsubishi Motors Corp.                                           201,700  1,291,796             0.1%
                  Mitsubishi Nichiyu Forklift Co., Ltd.                              23,200    141,860             0.0%
*                 Mitsubishi Paper Mills, Ltd.                                       21,500    148,044             0.0%
                  Mitsubishi Pencil Co., Ltd.                                         4,125    228,693             0.0%
#                 Mitsubishi Research Institute, Inc.                                 4,600    133,274             0.0%
                  Mitsubishi Shokuhin Co., Ltd.                                       5,700    182,298             0.0%
                  Mitsubishi Steel Manufacturing Co., Ltd.                          116,000    242,577             0.0%
                  Mitsubishi Tanabe Pharma Corp.                                      7,900    160,472             0.0%
                  Mitsubishi UFJ Financial Group, Inc.                              817,300  5,178,897             0.3%
                  Mitsubishi UFJ Financial Group, Inc. Sponsored ADR                 16,850    106,829             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
JAPAN -- (Continued)
                  Mitsubishi UFJ Lease & Finance Co., Ltd.                            115,200 $  602,020             0.1%
                  Mitsuboshi Belting, Ltd.                                             31,000    297,108             0.0%
                  Mitsui & Co., Ltd.                                                   88,800  1,253,909             0.1%
                  Mitsui & Co., Ltd. Sponsored ADR                                        471    133,335             0.0%
                  Mitsui Chemicals, Inc.                                              338,000  1,729,443             0.1%
                  Mitsui Engineering & Shipbuilding Co., Ltd.                         509,000    781,371             0.1%
                  Mitsui Fudosan Co., Ltd.                                             12,000    264,027             0.0%
                  Mitsui High-Tec, Inc.                                                18,300    173,440             0.0%
                  Mitsui Home Co., Ltd.                                                18,000    108,911             0.0%
                  Mitsui Matsushima Co., Ltd.                                           9,400    119,865             0.0%
                  Mitsui Mining & Smelting Co., Ltd.                                  377,000  1,272,054             0.1%
                  Mitsui OSK Lines, Ltd.                                              410,000  1,255,259             0.1%
                  Mitsui Sugar Co., Ltd.                                               13,500    332,835             0.0%
                  Mitsui-Soko Holdings Co., Ltd.                                       78,000    229,591             0.0%
                  Mitsuuroko Group Holdings Co., Ltd.                                  20,300    128,213             0.0%
#                 Miyaji Engineering Group, Inc.                                       45,000     86,671             0.0%
                  Miyazaki Bank, Ltd. (The)                                           107,000    328,746             0.0%
                  Miyoshi Oil & Fat Co., Ltd.                                          44,000     54,457             0.0%
                  Mizuho Financial Group, Inc.                                      1,617,060  2,955,871             0.2%
                  Mizuno Corp.                                                         64,000    330,903             0.0%
                  Mochida Pharmaceutical Co., Ltd.                                      3,700    279,203             0.0%
                  Modec, Inc.                                                          13,400    282,073             0.0%
                  Monex Group, Inc.                                                   162,500    406,894             0.0%
#                 Money Partners Group Co., Ltd.                                        4,900     20,875             0.0%
                  Monogatari Corp. (The)                                                2,400    107,885             0.0%
                  MonotaRO Co., Ltd.                                                   13,000    423,105             0.0%
                  MORESCO Corp.                                                         4,600     77,007             0.0%
                  Morinaga & Co., Ltd.                                                 11,600    548,165             0.0%
                  Morinaga Milk Industry Co., Ltd.                                    115,000    909,088             0.1%
                  Morita Holdings Corp.                                                16,700    244,121             0.0%
#                 Morito Co., Ltd.                                                     11,900     96,723             0.0%
                  Morozoff, Ltd.                                                       12,000     62,064             0.0%
                  Mory Industries, Inc.                                                 3,500     70,221             0.0%
#                 Mr Max Corp.                                                         11,900     49,721             0.0%
                  MS&AD Insurance Group Holdings, Inc.                                 27,982    912,327             0.1%
                  MTI, Ltd.                                                            16,700     95,201             0.0%
#                 Mugen Estate Co., Ltd.                                               12,100     89,815             0.0%
                  Murakami Corp.                                                        2,000     38,646             0.0%
                  Murata Manufacturing Co., Ltd.                                        2,013    270,397             0.0%
                  Musashi Seimitsu Industry Co., Ltd.                                  14,200    348,791             0.0%
                  Musashino Bank, Ltd. (The)                                           19,600    570,318             0.0%
#                 Mutoh Holdings Co., Ltd.                                             19,000     40,038             0.0%
#                 N Field Co., Ltd.                                                     4,000     48,006             0.0%
                  Nabtesco Corp.                                                        9,300    263,658             0.0%
                  NAC Co., Ltd.                                                         7,600     64,761             0.0%
                  Nachi-Fujikoshi Corp.                                               110,000    586,542             0.0%
#                 Nafco Co., Ltd.                                                         500      7,954             0.0%
                  Nagaileben Co., Ltd.                                                  1,800     41,483             0.0%
#                 Nagano Bank, Ltd. (The)                                               4,700     83,942             0.0%
                  Nagano Keiki Co., Ltd.                                                1,900     12,135             0.0%
                  Nagase & Co., Ltd.                                                   77,600  1,125,265             0.1%
                  Nagatanien Holdings Co., Ltd.                                         9,000    114,142             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Nagawa Co., Ltd.                                                      400 $   13,935             0.0%
                  Nagoya Railroad Co., Ltd.                                          49,000    225,100             0.0%
                  Nakabayashi Co., Ltd.                                              24,000     57,270             0.0%
                  Nakamuraya Co., Ltd.                                                1,308     55,054             0.0%
                  Nakanishi, Inc.                                                     3,000    118,046             0.0%
                  Nakano Corp.                                                       13,000     76,159             0.0%
                  Nakayama Steel Works, Ltd.                                         16,000    101,144             0.0%
#                 Nakayamafuku Co., Ltd.                                                600      4,603             0.0%
                  Nakayo, Inc.                                                        5,000     15,963             0.0%
                  Namura Shipbuilding Co., Ltd.                                      41,700    269,410             0.0%
                  Nankai Electric Railway Co., Ltd.                                  37,000    181,960             0.0%
                  Nanto Bank, Ltd. (The)                                             15,800    597,903             0.0%
                  Narasaki Sangyo Co., Ltd.                                           5,000     13,004             0.0%
#                 Natori Co., Ltd.                                                    2,700     45,424             0.0%
                  ND Software Co., Ltd.                                                 500      4,511             0.0%
                  NDS Co., Ltd.                                                       2,300     59,027             0.0%
                  NEC Capital Solutions, Ltd.                                         7,900    127,617             0.0%
                  NEC Corp.                                                         536,000  1,332,753             0.1%
                  NEC Networks & System Integration Corp.                            13,000    271,759             0.0%
                  NET One Systems Co., Ltd.                                          45,000    410,594             0.0%
                  Neturen Co., Ltd.                                                  21,400    176,755             0.0%
*                 New Japan Chemical Co., Ltd.                                       25,700     33,218             0.0%
*                 New Japan Radio Co., Ltd.                                          10,000     46,934             0.0%
                  Nexon Co., Ltd.                                                     8,500    144,665             0.0%
#                 Nexyz Group Corp.                                                   4,000     53,690             0.0%
                  NGK Insulators, Ltd.                                               10,000    213,962             0.0%
                  NGK Spark Plug Co., Ltd.                                           19,700    427,241             0.0%
                  NH Foods, Ltd.                                                     20,000    570,059             0.0%
                  NHK Spring Co., Ltd.                                               77,100    861,275             0.1%
                  Nice Holdings, Inc.                                                53,000     73,747             0.0%
#                 Nichi-iko Pharmaceutical Co., Ltd.                                 17,200    267,010             0.0%
                  Nichia Steel Works, Ltd.                                            2,000      4,667             0.0%
                  Nichias Corp.                                                      37,000    377,689             0.0%
                  Nichiban Co., Ltd.                                                 12,000     93,421             0.0%
                  Nichicon Corp.                                                     36,800    350,025             0.0%
                  Nichiden Corp.                                                      2,500     76,726             0.0%
                  Nichiha Corp.                                                      17,500    548,970             0.0%
                  NichiiGakkan Co., Ltd.                                             20,500    155,438             0.0%
                  Nichimo Co., Ltd.                                                  13,000     20,523             0.0%
                  Nichirei Corp.                                                     56,000  1,393,984             0.1%
                  Nichireki Co., Ltd.                                                18,900    163,386             0.0%
                  Nichirin Co., Ltd.                                                  5,400    100,733             0.0%
                  Nifco, Inc.                                                        10,700    534,322             0.0%
                  Nihon Chouzai Co., Ltd.                                             3,040    106,546             0.0%
                  Nihon Dempa Kogyo Co., Ltd.                                        11,800     85,365             0.0%
                  Nihon Dengi Co., Ltd.                                               1,600     34,508             0.0%
                  Nihon Eslead Corp.                                                  6,000     79,890             0.0%
                  Nihon Flush Co., Ltd.                                               1,800     21,813             0.0%
                  Nihon House Holdings Co., Ltd.                                     29,600    125,632             0.0%
#                 Nihon Kagaku Sangyo Co., Ltd.                                       9,700    121,260             0.0%
                  Nihon Kohden Corp.                                                  8,300    187,968             0.0%
#                 Nihon M&A Center, Inc.                                             19,400    662,565             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Nihon Nohyaku Co., Ltd.                                            29,600 $  189,943             0.0%
                  Nihon Parkerizing Co., Ltd.                                        23,800    305,508             0.0%
#                 Nihon Plast Co., Ltd.                                               7,200     88,438             0.0%
                  Nihon Tokushu Toryo Co., Ltd.                                       9,500    144,836             0.0%
#                 Nihon Trim Co., Ltd.                                                1,900     63,508             0.0%
                  Nihon Unisys, Ltd.                                                 27,500    385,552             0.0%
                  Nihon Yamamura Glass Co., Ltd.                                     79,000    132,643             0.0%
                  Nikkiso Co., Ltd.                                                  44,900    458,519             0.0%
                  Nikko Co., Ltd.                                                     3,800     68,305             0.0%
                  Nikkon Holdings Co., Ltd.                                          41,600    869,815             0.1%
                  Nikon Corp.                                                        27,000    385,436             0.0%
                  Nintendo Co., Ltd.                                                  1,300    328,985             0.0%
#                 Nippi, Inc.                                                         6,000     45,361             0.0%
                  Nippo Corp.                                                        30,000    577,984             0.0%
                  Nippon Air Conditioning Services Co., Ltd.                          8,000     49,295             0.0%
                  Nippon Beet Sugar Manufacturing Co., Ltd.                           9,100    190,142             0.0%
                  Nippon Carbide Industries Co., Inc.                                61,000     89,689             0.0%
#                 Nippon Carbon Co., Ltd.                                            77,000    216,811             0.0%
                  Nippon Ceramic Co., Ltd.                                            3,500     74,345             0.0%
                  Nippon Chemi-Con Corp.                                            105,000    356,271             0.0%
                  Nippon Chemical Industrial Co., Ltd.                               45,000     92,072             0.0%
                  Nippon Chemiphar Co., Ltd.                                          1,600     73,782             0.0%
                  Nippon Coke & Engineering Co., Ltd.                               119,300    105,909             0.0%
#                 Nippon Commercial Development Co., Ltd.                             2,800     47,267             0.0%
#                 Nippon Concrete Industries Co., Ltd.                               32,000    100,410             0.0%
                  Nippon Denko Co., Ltd.                                             80,065    244,258             0.0%
                  Nippon Densetsu Kogyo Co., Ltd.                                    22,600    446,718             0.0%
                  Nippon Electric Glass Co., Ltd.                                   203,000  1,259,075             0.1%
                  Nippon Express Co., Ltd.                                           95,000    521,500             0.0%
                  Nippon Filcon Co., Ltd.                                             6,700     35,827             0.0%
                  Nippon Fine Chemical Co., Ltd.                                      4,800     40,587             0.0%
                  Nippon Flour Mills Co., Ltd.                                       41,900    628,586             0.1%
                  Nippon Gas Co., Ltd.                                               12,300    353,469             0.0%
                  Nippon Hume Corp.                                                  13,900     84,738             0.0%
                  Nippon Kanzai Co., Ltd.                                             4,800     78,659             0.0%
                  Nippon Kayaku Co., Ltd.                                            44,000    601,169             0.1%
                  Nippon Kinzoku Co., Ltd.                                            2,900     36,993             0.0%
                  Nippon Kodoshi Corp.                                                3,100     26,800             0.0%
                  Nippon Koei Co., Ltd.                                              10,700    286,620             0.0%
                  Nippon Koshuha Steel Co., Ltd.                                     66,000     48,585             0.0%
                  Nippon Light Metal Holdings Co., Ltd.                             299,500    669,167             0.1%
                  Nippon Paint Holdings Co., Ltd.                                     5,000    191,792             0.0%
                  Nippon Paper Industries Co., Ltd.                                  68,624  1,297,401             0.1%
                  Nippon Parking Development Co., Ltd.                               70,700     91,351             0.0%
                  Nippon Pillar Packing Co., Ltd.                                    12,800    179,445             0.0%
                  Nippon Piston Ring Co., Ltd.                                        5,800    124,165             0.0%
                  Nippon Road Co., Ltd. (The)                                        51,000    228,790             0.0%
                  Nippon Seiki Co., Ltd.                                             33,000    687,728             0.1%
                  Nippon Seisen Co., Ltd.                                            12,000     73,301             0.0%
#*                Nippon Sharyo, Ltd.                                                65,000    172,059             0.0%
#*                Nippon Sheet Glass Co., Ltd.                                       51,700    402,231             0.0%
                  Nippon Shokubai Co., Ltd.                                           6,200    416,483             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Nippon Signal Co., Ltd.                                            35,400 $  339,322             0.0%
                  Nippon Soda Co., Ltd.                                              85,000    460,585             0.0%
                  Nippon Steel & Sumikin Bussan Corp.                                11,400    469,137             0.0%
                  Nippon Steel & Sumitomo Metal Corp.                                80,906  1,822,045             0.1%
                  Nippon Suisan Kaisha, Ltd.                                        135,200    652,686             0.1%
                  Nippon Systemware Co., Ltd.                                         6,100     85,824             0.0%
                  Nippon Thompson Co., Ltd.                                          42,000    228,973             0.0%
                  Nippon Valqua Industries, Ltd.                                      9,200    157,064             0.0%
#                 Nippon View Hotel Co., Ltd.                                         3,100     37,880             0.0%
                  Nippon Yakin Kogyo Co., Ltd.                                       72,400    130,515             0.0%
*                 Nippon Yusen K.K.                                                 489,217    983,599             0.1%
                  Nipro Corp.                                                        69,600  1,056,072             0.1%
                  Nishi-Nippon Financial Holdings, Inc.                              76,400    728,508             0.1%
                  Nishi-Nippon Railroad Co., Ltd.                                    45,000    190,353             0.0%
                  Nishikawa Rubber Co., Ltd.                                          1,400     22,293             0.0%
                  Nishimatsu Construction Co., Ltd.                                 225,000  1,144,480             0.1%
                  Nishimatsuya Chain Co., Ltd.                                       25,200    267,373             0.0%
                  Nishio Rent All Co., Ltd.                                           9,200    278,236             0.0%
                  Nissan Chemical Industries, Ltd.                                   10,400    322,560             0.0%
                  Nissan Motor Co., Ltd.                                            204,300  1,946,074             0.1%
                  Nissan Shatai Co., Ltd.                                            44,800    421,825             0.0%
                  Nissan Tokyo Sales Holdings Co., Ltd.                              18,900     78,832             0.0%
                  Nissei ASB Machine Co., Ltd.                                        4,300    110,520             0.0%
                  Nissei Build Kogyo Co., Ltd.                                       31,000    153,666             0.0%
                  Nissei Plastic Industrial Co., Ltd.                                 9,100     86,710             0.0%
#                 Nissha Printing Co., Ltd.                                          16,900    420,454             0.0%
                  Nisshin Fudosan Co.                                                21,900    123,866             0.0%
                  Nisshin Oillio Group, Ltd. (The)                                   97,000    574,030             0.0%
                  Nisshin Seifun Group, Inc.                                          7,465    114,697             0.0%
                  Nisshin Steel Co., Ltd.                                            11,040    134,832             0.0%
                  Nisshinbo Holdings, Inc.                                           91,100    931,237             0.1%
                  Nissin Corp.                                                       51,000    171,786             0.0%
                  Nissin Electric Co., Ltd.                                          29,200    345,173             0.0%
                  Nissin Foods Holdings Co., Ltd.                                     2,200    125,976             0.0%
                  Nissin Kogyo Co., Ltd.                                             26,100    448,810             0.0%
                  Nissin Sugar Co., Ltd.                                              9,400    157,893             0.0%
                  Nissui Pharmaceutical Co., Ltd.                                     7,600     95,258             0.0%
                  Nitori Holdings Co., Ltd.                                           2,200    286,247             0.0%
                  Nitta Corp.                                                        11,100    313,754             0.0%
#                 Nitta Gelatin, Inc.                                                 7,100     46,944             0.0%
                  Nittan Valve Co., Ltd.                                              6,300     22,214             0.0%
                  Nittetsu Mining Co., Ltd.                                           3,800    202,534             0.0%
                  Nitto Boseki Co., Ltd.                                             84,000    424,457             0.0%
                  Nitto Denko Corp.                                                   7,600    572,285             0.0%
                  Nitto Kogyo Corp.                                                  19,300    278,129             0.0%
                  Nitto Kohki Co., Ltd.                                               5,200    121,258             0.0%
                  Nitto Seiko Co., Ltd.                                              19,500     80,142             0.0%
                  Nittoc Construction Co., Ltd.                                      27,600    110,967             0.0%
                  Nittoku Engineering Co., Ltd.                                       7,700    173,732             0.0%
                  Noda Corp.                                                          5,100     40,139             0.0%
                  Noevir Holdings Co., Ltd.                                           1,600     65,963             0.0%
                  NOF Corp.                                                          53,000    597,224             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Nohmi Bosai, Ltd.                                                  12,400 $  172,159             0.0%
                  Nojima Corp.                                                       18,600    277,484             0.0%
                  NOK Corp.                                                          38,200    910,511             0.1%
                  Nomura Co., Ltd.                                                    9,000    172,149             0.0%
                  Nomura Holdings, Inc.                                             210,200  1,263,224             0.1%
#                 Nomura Holdings, Inc. Sponsored ADR                                13,920     84,077             0.0%
                  Nomura Real Estate Holdings, Inc.                                  44,000    744,226             0.1%
                  Nomura Research Institute, Ltd.                                     5,082    176,960             0.0%
                  Noritake Co., Ltd.                                                  7,200    193,170             0.0%
                  Noritsu Koki Co., Ltd.                                             16,000    123,033             0.0%
                  Noritz Corp.                                                       19,400    377,292             0.0%
                  North Pacific Bank, Ltd.                                          216,400    825,221             0.1%
                  Nozawa Corp.                                                        2,400     24,456             0.0%
                  NS Solutions Corp.                                                  9,800    214,728             0.0%
                  NS United Kaiun Kaisha, Ltd.                                       74,000    158,058             0.0%
                  NSD Co., Ltd.                                                      11,840    193,002             0.0%
                  NSK, Ltd.                                                          43,100    589,395             0.0%
                  NTN Corp.                                                         246,000  1,253,922             0.1%
                  NTT Data Corp.                                                      4,200    195,025             0.0%
                  NTT DOCOMO, Inc.                                                   49,672  1,201,917             0.1%
                  NTT DOCOMO, Inc. Sponsored ADR                                      3,100     75,082             0.0%
                  NTT Urban Development Corp.                                         8,000     72,201             0.0%
#                 Nuflare Technology, Inc.                                            2,100    111,391             0.0%
                  OAK Capital Corp.                                                  23,400     35,500             0.0%
                  Obara Group, Inc.                                                   6,600    301,462             0.0%
                  Obayashi Corp.                                                     45,300    439,812             0.0%
                  Obayashi Road Corp.                                                17,000    103,469             0.0%
                  Obic Co., Ltd.                                                      2,700    145,869             0.0%
#                 Odelic Co., Ltd.                                                    3,200    112,212             0.0%
                  Oenon Holdings, Inc.                                               36,000     79,774             0.0%
                  Ogaki Kyoritsu Bank, Ltd. (The)                                   215,000    627,753             0.1%
#                 Ohara, Inc.                                                         8,600     80,925             0.0%
                  Ohashi Technica, Inc.                                               5,600     69,291             0.0%
                  Ohmoto Gumi Co., Ltd.                                               2,000     14,181             0.0%
                  Ohsho Food Service Corp.                                            4,700    175,250             0.0%
                  OIE Sangyo Co., Ltd.                                                1,187     11,901             0.0%
                  Oiles Corp.                                                         9,316    169,297             0.0%
#                 Oita Bank, Ltd. (The)                                              82,000    317,347             0.0%
                  Oji Holdings Corp.                                                220,000  1,064,800             0.1%
                  Okabe Co., Ltd.                                                    21,300    190,901             0.0%
                  Okamoto Industries, Inc.                                           24,000    260,180             0.0%
#                 Okamoto Machine Tool Works, Ltd.                                   37,000     53,157             0.0%
                  Okamura Corp.                                                      45,200    400,219             0.0%
                  Okasan Securities Group, Inc.                                     109,000    635,585             0.1%
                  Oki Electric Industry Co., Ltd.                                    37,000    552,891             0.0%
                  Okinawa Cellular Telephone Co.                                      4,900    159,755             0.0%
                  Okinawa Electric Power Co., Inc. (The)                              7,725    188,470             0.0%
#                 OKK Corp.                                                          63,000     65,610             0.0%
                  OKUMA Corp.                                                        70,000    734,220             0.1%
                  Okumura Corp.                                                     135,000    834,365             0.1%
                  Okura Industrial Co., Ltd.                                         31,000    146,778             0.0%
                  Okuwa Co., Ltd.                                                    19,000    200,768             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Olympic Group Corp.                                                 2,300 $   11,603             0.0%
                  Olympus Corp.                                                       7,200    277,616             0.0%
                  Omron Corp.                                                         9,700    406,113             0.0%
                  ONO Sokki Co., Ltd.                                                 4,000     28,472             0.0%
                  Onoken Co., Ltd.                                                   11,000    152,498             0.0%
#                 Onward Holdings Co., Ltd.                                          85,000    631,649             0.1%
                  Ootoya Holdings Co., Ltd.                                           1,500     27,434             0.0%
                  Open House Co., Ltd.                                                9,800    240,391             0.0%
                  OPT Holdings, Inc.                                                  7,300     69,572             0.0%
#                 Optex Group Co., Ltd.                                               4,600    127,512             0.0%
                  Oracle Corp. Japan                                                  1,000     57,614             0.0%
                  Organo Corp.                                                       34,000    155,911             0.0%
#                 Orient Corp.                                                       49,700     88,708             0.0%
                  Origin Electric Co., Ltd.                                          21,000     59,303             0.0%
                  ORIX Corp.                                                         93,800  1,433,520             0.1%
                  Osaka Organic Chemical Industry, Ltd.                              12,000    138,672             0.0%
                  Osaka Soda Co., Ltd.                                               46,000    208,800             0.0%
                  Osaka Steel Co., Ltd.                                               9,900    187,386             0.0%
#*                OSAKA Titanium Technologies Co., Ltd.                               1,700     24,914             0.0%
                  Osaki Electric Co., Ltd.                                           25,000    202,938             0.0%
#                 OSG Corp.                                                          21,200    436,752             0.0%
#                 OSJB Holdings Corp.                                                43,900    103,607             0.0%
                  Otsuka Corp.                                                        3,100    166,052             0.0%
                  Otsuka Holdings Co., Ltd.                                           7,000    322,412             0.0%
#                 Otsuka Kagu, Ltd.                                                  10,000     80,720             0.0%
#                 OUG Holdings, Inc.                                                 15,000     34,995             0.0%
#                 Outsourcing, Inc.                                                   4,200    161,113             0.0%
                  Oyo Corp.                                                          13,900    176,412             0.0%
                  Pacific Industrial Co., Ltd.                                       24,700    347,307             0.0%
*                 Pacific Metals Co., Ltd.                                           90,000    292,333             0.0%
                  Pack Corp. (The)                                                    4,900    138,125             0.0%
                  PAL GROUP Holdings Co., Ltd.                                        7,000    186,141             0.0%
                  PALTAC Corp.                                                       19,950    588,874             0.0%
                  Paltek Corp.                                                        3,900     29,908             0.0%
#                 PanaHome Corp.                                                     48,000    533,281             0.0%
                  Panasonic Corp.                                                    88,423  1,057,384             0.1%
#                 Panasonic Corp. Sponsored ADR                                      26,580    319,226             0.0%
                  Paramount Bed Holdings Co., Ltd.                                    7,100    298,032             0.0%
                  Parco Co., Ltd.                                                    14,506    150,906             0.0%
                  Paris Miki Holdings, Inc.                                          15,600     65,172             0.0%
                  Park24 Co., Ltd.                                                    6,800    175,453             0.0%
                  Pasco Corp.                                                        13,000     41,753             0.0%
#                 Pasona Group, Inc.                                                 11,100     82,498             0.0%
#                 PC Depot Corp.                                                     24,240    122,127             0.0%
                  Pegasus Sewing Machine Manufacturing Co., Ltd.                     14,400    111,160             0.0%
                  Penta-Ocean Construction Co., Ltd.                                104,500    529,408             0.0%
                  PIA Corp.                                                           2,000     52,173             0.0%
                  Pigeon Corp.                                                        8,400    260,449             0.0%
                  Pilot Corp.                                                         8,700    353,680             0.0%
                  Piolax, Inc.                                                       15,600    358,739             0.0%
*                 Pioneer Corp.                                                     249,400    450,164             0.0%
                  Plenus Co., Ltd.                                                    9,500    198,900             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Pocket Card Co., Ltd.                                              14,900 $   91,844             0.0%
                  Pola Orbis Holdings, Inc.                                           4,800    110,845             0.0%
                  Poletowin Pitcrew Holdings, Inc.                                    3,300     41,480             0.0%
                  Press Kogyo Co., Ltd.                                              66,900    324,662             0.0%
                  Pressance Corp.                                                    20,000    231,319             0.0%
                  Prestige International, Inc.                                       22,800    204,704             0.0%
                  Prima Meat Packers, Ltd.                                           99,000    456,200             0.0%
                  Pronexus, Inc.                                                      6,000     75,161             0.0%
#                 Prospect Co., Ltd.                                                 76,000     44,951             0.0%
                  Proto Corp.                                                         3,200     41,924             0.0%
                  PS Mitsubishi Construction Co., Ltd.                               20,300     77,399             0.0%
                  Punch Industry Co., Ltd.                                            5,200     51,034             0.0%
                  Qol Co., Ltd.                                                       6,300     85,983             0.0%
                  Quick Co., Ltd.                                                     2,400     26,946             0.0%
                  Raito Kogyo Co., Ltd.                                              28,500    283,286             0.0%
                  Rakuten, Inc.                                                       7,600     77,855             0.0%
*                 Rasa Industries, Ltd.                                              64,000     79,217             0.0%
#                 Raysum Co., Ltd.                                                    9,400     86,205             0.0%
                  Relia, Inc.                                                         1,100     10,874             0.0%
                  Relo Group, Inc.                                                   29,000    475,826             0.0%
                  Renaissance, Inc.                                                   6,300    104,266             0.0%
#                 Renesas Easton Co., Ltd.                                            7,700     40,003             0.0%
                  Rengo Co., Ltd.                                                   128,200    775,216             0.1%
#*                Renown, Inc.                                                       44,300     57,253             0.0%
                  Resona Holdings, Inc.                                             309,000  1,717,790             0.1%
#                 Resorttrust, Inc.                                                  14,800    254,746             0.0%
                  Rheon Automatic Machinery Co., Ltd.                                12,800    122,638             0.0%
                  Rhythm Watch Co., Ltd.                                             54,000     91,471             0.0%
                  Riberesute Corp.                                                   10,100     81,015             0.0%
                  Ricoh Co., Ltd.                                                   215,700  1,797,948             0.1%
                  Ricoh Leasing Co., Ltd.                                            10,200    330,441             0.0%
                  Ride On Express Co., Ltd.                                           4,500     34,720             0.0%
#                 Right On Co., Ltd.                                                 11,600     99,576             0.0%
                  Riken Corp.                                                         5,600    245,086             0.0%
#                 Riken Keiki Co., Ltd.                                               7,400    109,891             0.0%
#                 Riken Technos Corp.                                                21,500    103,050             0.0%
                  Riken Vitamin Co., Ltd.                                             2,400     90,679             0.0%
                  Ringer Hut Co., Ltd.                                                5,100    104,541             0.0%
                  Rinnai Corp.                                                        1,400    116,421             0.0%
                  Rion Co., Ltd.                                                      7,200     96,845             0.0%
                  Riso Kagaku Corp.                                                  11,400    200,644             0.0%
                  Riso Kyoiku Co., Ltd.                                               5,400     38,238             0.0%
#                 Rock Field Co., Ltd.                                                8,400    134,062             0.0%
                  Rohm Co., Ltd.                                                      8,100    568,846             0.0%
                  Rohto Pharmaceutical Co., Ltd.                                     20,800    388,337             0.0%
                  Rokko Butter Co., Ltd.                                              4,500     97,774             0.0%
                  Roland DG Corp.                                                     6,100    182,571             0.0%
#                 Rorze Corp.                                                         1,900     38,201             0.0%
                  Round One Corp.                                                    53,500    456,918             0.0%
                  Royal Holdings Co., Ltd.                                            9,600    188,193             0.0%
#*                RVH, Inc.                                                          13,000     79,024             0.0%
                  Ryobi, Ltd.                                                        96,000    422,373             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
JAPAN -- (Continued)
                  Ryoden Corp.                                                       25,000 $158,156             0.0%
                  Ryohin Keikaku Co., Ltd.                                            1,500  338,249             0.0%
                  Ryosan Co., Ltd.                                                   22,000  719,814             0.1%
                  Ryoyo Electro Corp.                                                16,900  247,535             0.0%
#                 S Foods, Inc.                                                       7,200  224,909             0.0%
                  S&B Foods, Inc.                                                       200   10,586             0.0%
                  Sac's Bar Holdings, Inc.                                           12,150  135,525             0.0%
                  Saibu Gas Co., Ltd.                                                60,000  138,395             0.0%
                  Saizeriya Co., Ltd.                                                 8,100  227,473             0.0%
                  Sakai Chemical Industry Co., Ltd.                                  61,000  209,026             0.0%
                  Sakai Heavy Industries, Ltd.                                       26,000   71,418             0.0%
                  Sakai Moving Service Co., Ltd.                                      5,000  145,821             0.0%
                  Sakai Ovex Co., Ltd.                                                4,500   70,739             0.0%
                  Sakata INX Corp.                                                   18,600  262,719             0.0%
                  Sakata Seed Corp.                                                   4,400  138,746             0.0%
                  Sala Corp.                                                         16,200   91,667             0.0%
                  SAMTY Co., Ltd.                                                     9,000   89,439             0.0%
                  San-A Co., Ltd.                                                     6,200  281,684             0.0%
                  San-Ai Oil Co., Ltd.                                               39,800  338,081             0.0%
                  San-In Godo Bank, Ltd. (The)                                       79,000  643,223             0.1%
*                 Sanden Holdings Corp.                                              78,000  242,336             0.0%
#                 Sanei Architecture Planning Co., Ltd.                               5,400   74,122             0.0%
                  Sangetsu Corp.                                                     26,000  458,783             0.0%
*                 Sanken Electric Co., Ltd.                                          73,000  335,721             0.0%
                  Sanki Engineering Co., Ltd.                                        31,600  273,394             0.0%
                  Sanko Marketing Foods Co., Ltd.                                       600    5,204             0.0%
                  Sanko Metal Industrial Co., Ltd.                                    1,700   45,837             0.0%
                  Sankyo Co., Ltd.                                                   13,400  467,330             0.0%
                  Sankyo Frontier Co., Ltd.                                           2,000   23,496             0.0%
                  Sankyo Seiko Co., Ltd.                                             21,000   72,483             0.0%
                  Sankyo Tateyama, Inc.                                              17,800  260,461             0.0%
                  Sankyu, Inc.                                                      130,000  825,616             0.1%
                  Sanoh Industrial Co., Ltd.                                         16,500  118,248             0.0%
#                 Sanoyas Holdings Corp.                                             14,700   36,792             0.0%
#                 Sanrio Co., Ltd.                                                    9,400  171,748             0.0%
                  Sansei Technologies, Inc.                                           9,500   84,708             0.0%
#                 Sansha Electric Manufacturing Co., Ltd.                             5,900   26,674             0.0%
                  Sanshin Electronics Co., Ltd.                                      19,600  231,420             0.0%
                  Santen Pharmaceutical Co., Ltd.                                     8,500  119,601             0.0%
                  Sanwa Holdings Corp.                                               53,000  534,249             0.0%
                  Sanyo Chemical Industries, Ltd.                                     8,700  390,128             0.0%
                  Sanyo Denki Co., Ltd.                                              34,000  280,309             0.0%
                  Sanyo Electric Railway Co., Ltd.                                   22,000  113,483             0.0%
                  Sanyo Housing Nagoya Co., Ltd.                                      8,000   72,567             0.0%
#                 Sanyo Shokai, Ltd.                                                 82,372  121,374             0.0%
                  Sanyo Special Steel Co., Ltd.                                      82,000  451,142             0.0%
                  Sanyo Trading Co., Ltd.                                             4,500   83,810             0.0%
                  Sapporo Holdings, Ltd.                                             35,400  990,518             0.1%
                  Sata Construction Co., Ltd.                                         6,200   23,700             0.0%
                  Sato Holdings Corp.                                                11,200  255,925             0.0%
                  Sato Shoji Corp.                                                    4,500   34,878             0.0%
                  Satori Electric Co., Ltd.                                          13,000   94,803             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
#                 Sawada Holdings Co., Ltd.                                          13,300 $  119,731             0.0%
                  Sawai Pharmaceutical Co., Ltd.                                      8,700    475,412             0.0%
                  Saxa Holdings, Inc.                                                48,000     90,911             0.0%
                  SBI Holdings, Inc.                                                106,050  1,471,142             0.1%
                  SBS Holdings, Inc.                                                 14,300    103,245             0.0%
#                 Scala, Inc.                                                        13,400     97,156             0.0%
#                 SCREEN Holdings Co., Ltd.                                           9,600    697,308             0.1%
                  Scroll Corp.                                                       25,900     83,037             0.0%
                  SCSK Corp.                                                          1,655     66,626             0.0%
                  Secom Co., Ltd.                                                     4,900    355,853             0.0%
                  Secom Joshinetsu Co., Ltd.                                            200      6,073             0.0%
                  Sega Sammy Holdings, Inc.                                          59,800    802,904             0.1%
                  Seibu Electric Industry Co., Ltd.                                   2,600     53,842             0.0%
#                 Seibu Holdings, Inc.                                                7,600    132,772             0.0%
                  Seika Corp.                                                        38,000    118,980             0.0%
                  Seikitokyu Kogyo Co., Ltd.                                         23,900    128,760             0.0%
                  Seiko Epson Corp.                                                  30,800    630,885             0.1%
#                 Seiko Holdings Corp.                                              106,000    441,552             0.0%
                  Seino Holdings Co., Ltd.                                           92,600  1,072,482             0.1%
                  Seiren Co., Ltd.                                                   20,300    301,494             0.0%
                  Sekisui Chemical Co., Ltd.                                         32,000    537,076             0.0%
                  Sekisui House, Ltd.                                                60,940  1,012,323             0.1%
                  Sekisui Jushi Corp.                                                20,800    366,804             0.0%
                  Sekisui Plastics Co., Ltd.                                         15,500    113,201             0.0%
                  Senko Group Holdings Co., Ltd.                                     60,800    395,928             0.0%
                  Senshu Electric Co., Ltd.                                           3,700     66,768             0.0%
                  Senshu Ikeda Holdings, Inc.                                       171,440    722,934             0.1%
                  Senshukai Co., Ltd.                                                24,700    181,029             0.0%
#                 Septeni Holdings Co., Ltd.                                         26,100     91,062             0.0%
                  Seria Co., Ltd.                                                    11,600    519,663             0.0%
                  Seven & I Holdings Co., Ltd.                                       12,900    544,818             0.0%
#                 Seven Bank, Ltd.                                                   77,600    260,632             0.0%
#                 SFP Dining Co., Ltd.                                                3,700     47,115             0.0%
#*                Sharp Corp.                                                       227,000    823,224             0.1%
#                 Shibaura Electronics Co., Ltd.                                      3,600     85,252             0.0%
                  Shibaura Mechatronics Corp.                                        20,000     49,124             0.0%
                  Shibusawa Warehouse Co., Ltd. (The)                                30,000     92,221             0.0%
                  Shibuya Corp.                                                       6,200    164,975             0.0%
#                 Shidax Corp.                                                        6,800     25,749             0.0%
                  Shiga Bank, Ltd. (The)                                            153,108    800,107             0.1%
                  Shikibo, Ltd.                                                      50,000     60,100             0.0%
                  Shikoku Bank, Ltd. (The)                                          118,000    339,900             0.0%
                  Shikoku Chemicals Corp.                                            18,000    205,996             0.0%
#                 Shikoku Electric Power Co., Inc.                                   10,100    121,351             0.0%
                  Shima Seiki Manufacturing, Ltd.                                    16,300    590,993             0.0%
                  Shimachu Co., Ltd.                                                 33,500    774,652             0.1%
                  Shimadzu Corp.                                                     16,000    271,614             0.0%
                  Shimamura Co., Ltd.                                                   900    123,176             0.0%
                  Shimane Bank, Ltd. (The)                                            1,300     15,735             0.0%
                  Shimizu Bank, Ltd. (The)                                            4,600    142,702             0.0%
                  Shimizu Corp.                                                      42,000    402,777             0.0%
                  Shimojima Co., Ltd.                                                 1,600     16,261             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Shin Nippon Air Technologies Co., Ltd.                              9,600 $  126,666             0.0%
*                 Shin Nippon Biomedical Laboratories, Ltd.                           6,300     35,928             0.0%
                  Shin-Etsu Chemical Co., Ltd.                                        9,900    860,484             0.1%
                  Shin-Etsu Polymer Co., Ltd.                                        31,400    237,156             0.0%
                  Shin-Keisei Electric Railway Co., Ltd.                              5,000     18,571             0.0%
                  Shinagawa Refractories Co., Ltd.                                   43,000    116,486             0.0%
                  Shindengen Electric Manufacturing Co., Ltd.                        50,000    232,071             0.0%
*                 Shinkawa, Ltd.                                                     15,200    106,859             0.0%
                  Shinko Electric Industries Co., Ltd.                               50,000    357,676             0.0%
                  Shinko Plantech Co., Ltd.                                          27,000    201,892             0.0%
                  Shinko Shoji Co., Ltd.                                             18,100    211,855             0.0%
                  Shinmaywa Industries, Ltd.                                         59,000    497,220             0.0%
                  Shinnihon Corp.                                                    18,600    146,209             0.0%
                  Shinoken Group Co., Ltd.                                           10,200    190,075             0.0%
                  Shinsei Bank, Ltd.                                                354,000    660,937             0.1%
                  Shinsho Corp.                                                       4,200     94,334             0.0%
                  Shinwa Co., Ltd.                                                    2,100     35,567             0.0%
                  Shionogi & Co., Ltd.                                                1,000     51,498             0.0%
                  Ship Healthcare Holdings, Inc.                                     17,400    468,265             0.0%
                  Shiseido Co., Ltd.                                                 15,500    419,904             0.0%
                  Shizuoka Bank, Ltd. (The)                                          84,000    709,014             0.1%
                  Shizuoka Gas Co., Ltd.                                             45,400    308,517             0.0%
                  Shobunsha Publications, Inc.                                        5,200     34,348             0.0%
                  Shoei Co., Ltd.                                                     1,100     30,547             0.0%
                  Shoei Foods Corp.                                                   8,500    191,433             0.0%
                  Shofu, Inc.                                                         6,100     71,588             0.0%
#*                Shoko Co., Ltd.                                                    44,000     36,737             0.0%
#                 Showa Aircraft Industry Co., Ltd.                                   2,822     30,631             0.0%
*                 Showa Corp.                                                        35,600    303,781             0.0%
*                 Showa Denko K.K.                                                   87,900  1,678,883             0.1%
#*                Showa Holdings Co., Ltd.                                           19,200     28,751             0.0%
                  Showa Sangyo Co., Ltd.                                             42,000    224,775             0.0%
                  Showa Shell Sekiyu K.K.                                            48,600    469,367             0.0%
#                 Siix Corp.                                                          9,400    374,887             0.0%
                  Sinanen Holdings Co., Ltd.                                          5,200    103,921             0.0%
                  Sinfonia Technology Co., Ltd.                                      83,000    232,408             0.0%
                  Sinko Industries, Ltd.                                             10,500    163,246             0.0%
                  Sintokogio, Ltd.                                                   29,600    257,735             0.0%
                  SK-Electronics Co., Ltd.                                            7,500     79,712             0.0%
                  SKY Perfect JSAT Holdings, Inc.                                   113,700    521,411             0.0%
                  SMC Corp.                                                             400    112,746             0.0%
                  SMK Corp.                                                          34,000    117,166             0.0%
#                 SMS Co., Ltd.                                                       8,600    228,903             0.0%
                  SNT Corp.                                                           8,200     52,022             0.0%
                  Sodick Co., Ltd.                                                   31,600    308,062             0.0%
                  Soft99 Corp.                                                        4,000     30,182             0.0%
                  SoftBank Group Corp.                                                1,200     91,023             0.0%
#                 Softbank Technology Corp.                                           2,300     81,692             0.0%
#                 Softbrain Co., Ltd.                                                10,100     47,554             0.0%
                  Software Service, Inc.                                                400     18,161             0.0%
                  Sogo Medical Co., Ltd.                                              5,000    196,914             0.0%
                  Sohgo Security Services Co., Ltd.                                   8,000    349,266             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Sojitz Corp.                                                      443,400 $1,127,248             0.1%
                  Soken Chemical & Engineering Co., Ltd.                              5,200     67,449             0.0%
                  Sompo Holdings, Inc.                                               40,250  1,521,068             0.1%
                  Sony Corp.                                                         26,100    895,604             0.1%
#                 Sony Corp. Sponsored ADR                                           57,811  1,995,636             0.1%
#                 Sony Financial Holdings, Inc.                                       8,700    144,705             0.0%
#*                Sosei Group Corp.                                                   3,600    370,246             0.0%
                  Sotetsu Holdings, Inc.                                             30,000    139,486             0.0%
#                 Sotoh Co., Ltd.                                                     3,700     37,462             0.0%
#                 Sourcenext Corp.                                                    8,100     38,569             0.0%
                  Space Co., Ltd.                                                     2,000     25,206             0.0%
#                 Sparx Group Co., Ltd.                                              26,300     49,127             0.0%
                  SPK Corp.                                                           1,082     24,794             0.0%
                  Square Enix Holdings Co., Ltd.                                      7,700    221,700             0.0%
                  SRA Holdings                                                        2,600     69,021             0.0%
                  Srg Takamiya Co., Ltd.                                             11,700     55,251             0.0%
                  ST Corp.                                                            2,200     35,022             0.0%
                  St Marc Holdings Co., Ltd.                                          7,400    225,423             0.0%
                  Stanley Electric Co., Ltd.                                         12,600    368,955             0.0%
                  Star Mica Co., Ltd.                                                 1,400     28,261             0.0%
#                 Star Micronics Co., Ltd.                                           15,600    261,213             0.0%
                  Start Today Co., Ltd.                                              14,100    300,870             0.0%
                  Starts Corp., Inc.                                                 12,000    265,766             0.0%
                  Starzen Co., Ltd.                                                   3,900    157,940             0.0%
#                 Stella Chemifa Corp.                                                5,900    155,541             0.0%
                  Step Co., Ltd.                                                      3,800     50,465             0.0%
*                 Striders Corp.                                                     20,000     10,948             0.0%
                  Studio Alice Co., Ltd.                                              6,600    139,793             0.0%
                  Subaru Corp.                                                        1,400     53,077             0.0%
                  Subaru Enterprise Co., Ltd.                                        12,000     52,131             0.0%
                  Sugi Holdings Co., Ltd.                                             1,600     79,289             0.0%
                  Sugimoto & Co., Ltd.                                                5,800     80,231             0.0%
                  Sumco Corp.                                                        97,300  1,703,305             0.1%
#                 Sumida Corp.                                                       14,600    174,365             0.0%
                  Suminoe Textile Co., Ltd.                                          43,000     95,713             0.0%
                  Sumiseki Holdings, Inc.                                            12,200     10,278             0.0%
                  Sumitomo Bakelite Co., Ltd.                                       113,000    726,159             0.1%
                  Sumitomo Chemical Co., Ltd.                                       458,000  2,584,724             0.1%
                  Sumitomo Corp.                                                     77,400  1,034,322             0.1%
                  Sumitomo Dainippon Pharma Co., Ltd.                                 7,600    124,816             0.0%
                  Sumitomo Densetsu Co., Ltd.                                        12,900    148,716             0.0%
                  Sumitomo Electric Industries, Ltd.                                126,600  2,067,624             0.1%
                  Sumitomo Forestry Co., Ltd.                                        52,900    809,962             0.1%
                  Sumitomo Heavy Industries, Ltd.                                   228,000  1,590,545             0.1%
                  Sumitomo Metal Mining Co., Ltd.                                    68,000    920,821             0.1%
                  Sumitomo Mitsui Construction Co., Ltd.                            320,300    347,338             0.0%
                  Sumitomo Mitsui Financial Group, Inc.                              88,341  3,280,155             0.2%
                  Sumitomo Mitsui Trust Holdings, Inc.                               23,800    815,286             0.1%
                  Sumitomo Osaka Cement Co., Ltd.                                   264,000  1,145,781             0.1%
                  Sumitomo Precision Products Co., Ltd.                              20,000     65,119             0.0%
                  Sumitomo Real Estate Sales Co., Ltd.                                6,080    196,036             0.0%
                  Sumitomo Realty & Development Co., Ltd.                             6,000    162,093             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Sumitomo Riko Co., Ltd.                                            27,400 $  279,269             0.0%
                  Sumitomo Rubber Industries, Ltd.                                   76,800  1,382,297             0.1%
                  Sumitomo Seika Chemicals Co., Ltd.                                  6,200    264,238             0.0%
                  Sumitomo Warehouse Co., Ltd. (The)                                 94,000    570,416             0.0%
#                 Sun Corp.                                                           7,000     42,940             0.0%
                  Sun Frontier Fudousan Co., Ltd.                                    21,900    191,420             0.0%
                  Sun-Wa Technos Corp.                                                6,200     67,771             0.0%
                  Suncall Corp.                                                       4,700     22,648             0.0%
                  Sundrug Co., Ltd.                                                   3,200    112,227             0.0%
                  Suruga Bank, Ltd.                                                  14,400    301,055             0.0%
                  Suzuden Corp.                                                       1,400     13,132             0.0%
                  Suzuken Co., Ltd.                                                  25,160    832,566             0.1%
                  Suzuki Motor Corp.                                                 13,800    576,881             0.0%
*                 SWCC Showa Holdings Co., Ltd.                                     134,000     98,518             0.0%
                  Systena Corp.                                                       5,500     94,529             0.0%
                  T Hasegawa Co., Ltd.                                               13,400    260,207             0.0%
                  T RAD Co., Ltd.                                                    50,000    148,580             0.0%
                  T&D Holdings, Inc.                                                 86,900  1,292,163             0.1%
                  T&K Toka Co., Ltd.                                                 11,200    110,384             0.0%
                  T-Gaia Corp.                                                        8,300    143,216             0.0%
#                 Tabuchi Electric Co., Ltd.                                         16,500     48,719             0.0%
                  Tachi-S Co., Ltd.                                                  18,200    349,299             0.0%
                  Tachibana Eletech Co., Ltd.                                         9,520    116,569             0.0%
                  Tachikawa Corp.                                                     3,200     25,933             0.0%
                  Tadano, Ltd.                                                       64,200    829,387             0.1%
                  Taihei Dengyo Kaisha, Ltd.                                         23,000    228,351             0.0%
                  Taiheiyo Cement Corp.                                             495,675  1,647,215             0.1%
                  Taiheiyo Kouhatsu, Inc.                                            63,000     56,002             0.0%
                  Taiho Kogyo Co., Ltd.                                              10,300    134,915             0.0%
                  Taikisha, Ltd.                                                      9,000    224,339             0.0%
                  Taiko Bank, Ltd. (The)                                             36,000     78,550             0.0%
                  Taiko Pharmaceutical Co., Ltd.                                      5,100     84,757             0.0%
                  Taisei Corp.                                                       45,000    343,143             0.0%
                  Taisei Lamick Co., Ltd.                                             1,100     28,607             0.0%
                  Taisho Pharmaceutical Holdings Co., Ltd.                              800     65,825             0.0%
                  Taiyo Holdings Co., Ltd.                                            4,200    187,765             0.0%
#                 Taiyo Nippon Sanso Corp.                                           25,000    298,854             0.0%
                  Taiyo Yuden Co., Ltd.                                              64,700    789,750             0.1%
                  Takamatsu Construction Group Co., Ltd.                              9,100    217,470             0.0%
                  Takano Co., Ltd.                                                    4,800     42,979             0.0%
                  Takaoka Toko Co., Ltd.                                              8,664    131,452             0.0%
                  Takara Holdings, Inc.                                              14,600    156,497             0.0%
#                 Takara Leben Co., Ltd.                                             58,400    274,539             0.0%
                  Takara Standard Co., Ltd.                                          25,000    414,849             0.0%
                  Takasago International Corp.                                        9,700    323,036             0.0%
                  Takasago Thermal Engineering Co., Ltd.                             22,800    352,743             0.0%
                  Takashima & Co., Ltd.                                              26,000     45,724             0.0%
                  Takashimaya Co., Ltd.                                              89,000    819,513             0.1%
#*                Takata Corp.                                                       22,200     79,827             0.0%
                  Take And Give Needs Co., Ltd.                                       9,470     78,320             0.0%
                  TAKEBISHI Corp.                                                     1,100     14,584             0.0%
                  Takeda Pharmaceutical Co., Ltd.                                    10,200    489,331             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Takeei Corp.                                                       17,000 $  150,734             0.0%
                  Takeuchi Manufacturing Co., Ltd.                                   21,100    375,220             0.0%
                  Taki Chemical Co., Ltd.                                             4,000     32,508             0.0%
                  Takihyo Co., Ltd.                                                  17,000     68,767             0.0%
                  Takisawa Machine Tool Co., Ltd.                                    37,000     54,777             0.0%
                  Takuma Co., Ltd.                                                   32,000    332,341             0.0%
#                 Tama Home Co., Ltd.                                                14,600     82,923             0.0%
                  Tamron Co., Ltd.                                                    8,500    158,988             0.0%
                  Tamura Corp.                                                       42,000    201,691             0.0%
                  Tanseisha Co., Ltd.                                                13,650    121,750             0.0%
                  TASAKI & Co., Ltd.                                                  4,300     84,837             0.0%
                  Tatsuta Electric Wire and Cable Co., Ltd.                          31,000    152,642             0.0%
                  Tayca Corp.                                                        23,000    150,804             0.0%
                  Tazmo Co., Ltd.                                                     3,400     52,829             0.0%
                  TBK Co., Ltd.                                                      14,600     65,503             0.0%
                  TDK Corp.                                                          22,000  1,363,022             0.1%
#*                Teac Corp.                                                         23,000      9,497             0.0%
                  TechMatrix Corp.                                                    3,200     43,541             0.0%
                  Techno Ryowa, Ltd.                                                  7,000     54,376             0.0%
                  Teijin, Ltd.                                                       68,200  1,321,401             0.1%
                  Teikoku Electric Manufacturing Co., Ltd.                            5,200     49,936             0.0%
                  Teikoku Sen-I Co., Ltd.                                            11,600    183,548             0.0%
                  Teikoku Tsushin Kogyo Co., Ltd.                                    16,000     26,696             0.0%
#                 Tekken Corp.                                                       45,000    133,191             0.0%
                  Tenma Corp.                                                        10,600    197,408             0.0%
#                 Tenpos Busters Co., Ltd.                                            2,200     37,550             0.0%
                  Terumo Corp.                                                        1,400     51,126             0.0%
                  THK Co., Ltd.                                                      27,400    706,730             0.1%
#                 Tigers Polymer Corp.                                                5,900     38,371             0.0%
                  TIS, Inc.                                                          37,000    932,614             0.1%
                  TKC Corp.                                                           7,500    203,957             0.0%
                  Toa Corp.(6894434)                                                 16,300    139,869             0.0%
*                 Toa Corp.(6894508)                                                 12,300    226,246             0.0%
                  Toa Oil Co., Ltd.                                                  44,000     53,277             0.0%
                  TOA ROAD Corp.                                                     31,000     95,888             0.0%
#                 Toabo Corp.                                                         3,800     18,765             0.0%
                  Toagosei Co., Ltd.                                                 73,300    861,142             0.1%
                  Tobishima Corp.                                                    91,100    137,178             0.0%
                  Tobu Store Co., Ltd.                                                1,900     49,153             0.0%
                  TOC Co., Ltd.                                                      15,400    140,211             0.0%
                  Tocalo Co., Ltd.                                                    8,600    231,885             0.0%
                  Tochigi Bank, Ltd. (The)                                           51,000    243,576             0.0%
                  Toda Corp.                                                        176,000  1,086,475             0.1%
                  Toda Kogyo Corp.                                                   31,000     72,883             0.0%
#                 Toei Animation Co., Ltd.                                              900     49,792             0.0%
                  Toei Co., Ltd.                                                     44,000    381,140             0.0%
#                 Toell Co., Ltd.                                                     1,700     13,850             0.0%
                  Toenec Corp.                                                       24,000    126,980             0.0%
                  Togami Electric Manufacturing Co., Ltd.                             6,000     30,965             0.0%
                  Toho Bank, Ltd. (The)                                             138,000    506,678             0.0%
                  Toho Co., Ltd.(6895200)                                             4,900    140,644             0.0%
                  Toho Co., Ltd.(6895211)                                             3,000     74,130             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Toho Gas Co., Ltd.                                                 23,000 $  164,403             0.0%
#                 Toho Holdings Co., Ltd.                                            34,800    756,589             0.1%
                  Toho Titanium Co., Ltd.                                            21,200    143,622             0.0%
                  Toho Zinc Co., Ltd.                                                76,000    336,007             0.0%
                  Tohoku Bank, Ltd. (The)                                            41,000     56,285             0.0%
                  Tohto Suisan Co., Ltd.                                              1,600     25,992             0.0%
                  Tokai Carbon Co., Ltd.                                            151,100    661,546             0.1%
                  Tokai Corp.                                                         4,100    151,379             0.0%
#                 TOKAI Holdings Corp.                                               56,600    435,795             0.0%
                  Tokai Lease Co., Ltd.                                               5,000      9,329             0.0%
                  Tokai Rika Co., Ltd.                                               37,600    699,980             0.1%
                  Tokai Tokyo Financial Holdings, Inc.                              117,000    592,288             0.0%
#                 Token Corp.                                                         3,320    262,811             0.0%
                  Tokio Marine Holdings, Inc.                                        28,116  1,185,471             0.1%
                  Tokushu Tokai Paper Co., Ltd.                                       7,100    261,902             0.0%
*                 Tokuyama Corp.                                                    117,000    575,994             0.0%
                  Tokyo Broadcasting System Holdings, Inc.                           11,000    195,258             0.0%
                  Tokyo Century Corp.                                                13,000    448,086             0.0%
                  Tokyo Dome Corp.                                                   42,000    388,330             0.0%
                  Tokyo Electron Device, Ltd.                                         5,000     71,140             0.0%
                  Tokyo Electron, Ltd.                                                9,300  1,128,960             0.1%
                  Tokyo Energy & Systems, Inc.                                       17,000    143,016             0.0%
#                 Tokyo Individualized Educational Institute, Inc.                    8,200     95,491             0.0%
#                 Tokyo Keiki, Inc.                                                  42,000     87,426             0.0%
                  Tokyo Ohka Kogyo Co., Ltd.                                          8,900    288,513             0.0%
                  Tokyo Radiator Manufacturing Co., Ltd.                              4,000     36,865             0.0%
                  Tokyo Rakutenchi Co., Ltd.                                         10,000     46,934             0.0%
#                 Tokyo Rope Manufacturing Co., Ltd.                                  8,300    127,023             0.0%
                  Tokyo Sangyo Co., Ltd.                                              8,200     33,026             0.0%
                  Tokyo Seimitsu Co., Ltd.                                           15,600    483,860             0.0%
                  Tokyo Steel Manufacturing Co., Ltd.                                48,100    358,398             0.0%
                  Tokyo Tatemono Co., Ltd.                                           52,800    721,356             0.1%
                  Tokyo Tekko Co., Ltd.                                              24,000     91,480             0.0%
#                 Tokyo Theatres Co., Inc.                                           43,000     57,465             0.0%
                  Tokyo TY Financial Group, Inc.                                     18,887    549,617             0.0%
                  Tokyotokeiba Co., Ltd.                                             57,000    132,008             0.0%
                  Tokyu Construction Co., Ltd.                                       44,430    362,386             0.0%
                  Tokyu Fudosan Holdings Corp.                                      161,082    879,719             0.1%
#                 Tokyu Recreation Co., Ltd.                                          3,853     27,772             0.0%
                  Toli Corp.                                                         35,000    116,603             0.0%
                  Tomato Bank, Ltd.                                                   3,400     48,035             0.0%
                  Tomoe Corp.                                                        13,700     42,079             0.0%
                  Tomoe Engineering Co., Ltd.                                         6,200     99,424             0.0%
                  Tomoegawa Co., Ltd.                                                 6,000     12,595             0.0%
                  Tomoku Co., Ltd.                                                   40,000    123,538             0.0%
                  TOMONY Holdings, Inc.                                             100,500    534,142             0.0%
                  Tomy Co., Ltd.                                                     37,200    370,379             0.0%
                  Tonami Holdings Co., Ltd.                                          40,000    137,441             0.0%
                  Topcon Corp.                                                       22,300    394,000             0.0%
                  Toppan Forms Co., Ltd.                                             34,800    351,159             0.0%
                  Toppan Printing Co., Ltd.                                          86,000    865,744             0.1%
                  Topre Corp.                                                        21,100    562,490             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Topy Industries, Ltd.                                              12,400 $  337,795             0.0%
                  Toray Industries, Inc.                                             53,000    469,071             0.0%
                  Torex Semiconductor, Ltd.                                           1,600     25,042             0.0%
#                 Toridoll Holdings Corp.                                            11,300    272,084             0.0%
                  Torigoe Co., Ltd. (The)                                             8,000     58,173             0.0%
                  Torii Pharmaceutical Co., Ltd.                                      9,700    235,873             0.0%
                  Torishima Pump Manufacturing Co., Ltd.                             14,500    135,134             0.0%
                  Tosei Corp.                                                        24,800    175,352             0.0%
#*                Toshiba Corp.                                                     181,000    365,108             0.0%
                  Toshiba Machine Co., Ltd.                                          84,000    349,020             0.0%
                  Toshiba Plant Systems & Services Corp.                             18,500    300,987             0.0%
*                 Toshiba TEC Corp.                                                  83,000    434,721             0.0%
                  Tosho Co., Ltd.                                                     2,700    115,999             0.0%
                  Tosho Printing Co., Ltd.                                           30,000    135,380             0.0%
                  Tosoh Corp.                                                       181,000  1,701,146             0.1%
                  Totetsu Kogyo Co., Ltd.                                             8,070    233,288             0.0%
                  TOTO, Ltd.                                                          7,499    286,104             0.0%
                  Tottori Bank, Ltd. (The)                                            2,700     42,695             0.0%
                  Toukei Computer Co., Ltd.                                           2,100     43,664             0.0%
                  Tow Co., Ltd.                                                       9,600     68,319             0.0%
                  Towa Bank, Ltd. (The)                                             221,000    230,180             0.0%
                  Towa Corp.                                                         11,700    198,580             0.0%
                  Towa Pharmaceutical Co., Ltd.                                       5,700    284,462             0.0%
                  Toyo Construction Co., Ltd.                                        47,500    170,946             0.0%
                  Toyo Corp.                                                         15,100    146,848             0.0%
#                 Toyo Denki Seizo K.K.                                               4,800     70,749             0.0%
*                 Toyo Engineering Corp.                                            102,000    254,708             0.0%
                  Toyo Ink SC Holdings Co., Ltd.                                    133,000    653,974             0.1%
                  Toyo Kanetsu K.K.                                                  66,000    168,719             0.0%
                  Toyo Kohan Co., Ltd.                                               34,800    124,549             0.0%
                  Toyo Machinery & Metal Co., Ltd.                                   12,000     74,767             0.0%
                  Toyo Securities Co., Ltd.                                          44,000    105,561             0.0%
                  Toyo Seikan Group Holdings, Ltd.                                   47,300    793,266             0.1%
                  Toyo Sugar Refining Co., Ltd.                                       8,000      8,115             0.0%
                  Toyo Suisan Kaisha, Ltd.                                            4,400    165,254             0.0%
                  Toyo Tanso Co., Ltd.                                                9,500    151,407             0.0%
                  Toyo Tire & Rubber Co., Ltd.                                       46,700    821,436             0.1%
                  Toyo Wharf & Warehouse Co., Ltd.                                   37,000     57,774             0.0%
                  Toyobo Co., Ltd.                                                  556,000    983,502             0.1%
                  Toyoda Gosei Co., Ltd.                                             32,800    871,699             0.1%
                  Toyota Boshoku Corp.                                               15,100    319,511             0.0%
                  Toyota Industries Corp.                                             6,300    313,830             0.0%
                  Toyota Motor Corp.                                                 73,263  3,965,049             0.2%
                  Toyota Motor Corp. Sponsored ADR                                   36,827  3,982,472             0.2%
                  Toyota Tsusho Corp.                                                67,000  2,115,389             0.1%
                  TPR Co., Ltd.                                                      10,400    350,869             0.0%
                  Trancom Co., Ltd.                                                   2,600    130,414             0.0%
                  Transcosmos, Inc.                                                  10,900    261,670             0.0%
                  Trend Micro, Inc.                                                   4,200    184,795             0.0%
                  Trusco Nakayama Corp.                                              20,800    475,003             0.0%
                  Trust Tech, Inc.                                                    1,200     20,923             0.0%
                  TS Tech Co., Ltd.                                                  31,100    816,986             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  TSI Holdings Co., Ltd.                                             51,305 $  342,646             0.0%
                  Tsubakimoto Chain Co.                                              73,000    641,724             0.1%
                  Tsubakimoto Kogyo Co., Ltd.                                         4,000     14,462             0.0%
#*                Tsudakoma Corp.                                                    40,000     62,090             0.0%
                  Tsugami Corp.                                                      33,000    250,324             0.0%
#                 Tsukada Global Holdings, Inc.                                       9,800     51,427             0.0%
                  Tsukamoto Corp. Co., Ltd.                                           3,000      3,122             0.0%
                  Tsukishima Kikai Co., Ltd.                                         22,700    244,582             0.0%
                  Tsukuba Bank, Ltd.                                                 54,300    156,488             0.0%
                  Tsukui Corp.                                                       30,400    172,401             0.0%
                  Tsumura & Co.                                                      19,400    628,701             0.1%
                  Tsuruha Holdings, Inc.                                              2,200    222,700             0.0%
                  Tsurumi Manufacturing Co., Ltd.                                    12,300    179,301             0.0%
                  Tsutsumi Jewelry Co., Ltd.                                          4,900     89,985             0.0%
                  TV Asahi Holdings Corp.                                            16,800    310,864             0.0%
                  Tv Tokyo Holdings Corp.                                             9,900    216,432             0.0%
#*                U-Shin, Ltd.                                                       13,200     91,460             0.0%
#                 UACJ Corp.                                                        185,067    491,044             0.0%
                  Ube Industries, Ltd.                                              651,200  1,513,883             0.1%
                  Uchida Yoko Co., Ltd.                                               6,200    142,129             0.0%
                  Uchiyama Holdings Co., Ltd.                                         2,300      9,098             0.0%
                  Ueki Corp.                                                         18,000     40,422             0.0%
                  UKC Holdings Corp.                                                 11,100    202,342             0.0%
                  Ulvac, Inc.                                                        23,400  1,098,583             0.1%
#                 Umenohana Co., Ltd.                                                   600     14,530             0.0%
*                 Uniden Holdings Corp.                                              54,000     78,534             0.0%
#                 Union Tool Co.                                                      4,700    138,920             0.0%
                  Unipres Corp.                                                      28,000    593,163             0.0%
                  United Arrows, Ltd.                                                 7,000    216,885             0.0%
                  United Super Markets Holdings, Inc.                                36,300    353,104             0.0%
*                 Unitika, Ltd.                                                     136,000    110,897             0.0%
                  Universal Entertainment Corp.                                      13,000    389,743             0.0%
                  Unizo Holdings Co., Ltd.                                           10,300    262,805             0.0%
                  Ushio, Inc.                                                        88,100  1,106,991             0.1%
                  USS Co., Ltd.                                                      10,200    180,447             0.0%
#*                UT Group Co., Ltd.                                                 10,900    141,570             0.0%
                  Utoc Corp.                                                          7,500     28,989             0.0%
                  V Technology Co., Ltd.                                                800    122,761             0.0%
                  Valor Holdings Co., Ltd.                                           21,300    509,170             0.0%
                  Vector, Inc.                                                       10,800    149,636             0.0%
                  VIA Holdings, Inc.                                                  3,000     29,534             0.0%
#                 Village Vanguard Co., Ltd.                                          2,700     25,491             0.0%
#                 Vital KSK Holdings, Inc.                                           27,600    243,322             0.0%
                  Vitec Holdings Co., Ltd.                                            5,000     59,295             0.0%
                  VT Holdings Co., Ltd.                                              35,400    180,126             0.0%
#                 W-Scope Corp.                                                       2,200     29,679             0.0%
                  Wacoal Holdings Corp.                                              92,000  1,166,273             0.1%
                  Wacom Co., Ltd.                                                    15,200     56,339             0.0%
                  Wakachiku Construction Co., Ltd.                                   95,000    124,378             0.0%
                  Wakita & Co., Ltd.                                                 28,500    328,622             0.0%
                  Warabeya Nichiyo Holdings Co., Ltd.                                10,300    254,158             0.0%
                  Watahan & Co., Ltd.                                                 3,300     52,686             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
#                 WATAMI Co., Ltd.                                                    8,100 $   97,011             0.0%
                  Watts Co., Ltd.                                                     1,700     19,039             0.0%
                  WDB Holdings Co., Ltd.                                              1,900     26,211             0.0%
                  Weathernews, Inc.                                                   1,700     57,059             0.0%
#                 Welcia Holdings Co., Ltd.                                           7,600    244,548             0.0%
                  Wellnet Corp.                                                       4,000     56,905             0.0%
                  West Holdings Corp.                                                15,900    111,772             0.0%
                  WIN-Partners Co., Ltd.                                              2,000     17,779             0.0%
                  Wood One Co., Ltd.                                                  6,000     15,659             0.0%
                  World Holdings Co., Ltd.                                            3,200     60,553             0.0%
                  Wowow, Inc.                                                         4,400    145,884             0.0%
                  Xebio Holdings Co., Ltd.                                           18,300    304,354             0.0%
#                 Y A C Holdings Co., Ltd.                                            6,500     79,087             0.0%
                  Yachiyo Industry Co., Ltd.                                          3,900     46,894             0.0%
                  Yahagi Construction Co., Ltd.                                      18,600    165,631             0.0%
#                 Yaizu Suisankagaku Industry Co., Ltd.                               5,700     63,172             0.0%
                  Yakult Honsha Co., Ltd.                                             1,700     96,894             0.0%
                  YAMABIKO Corp.                                                     18,000    214,476             0.0%
#                 Yamada Denki Co., Ltd.                                             85,900    451,112             0.0%
                  Yamagata Bank, Ltd. (The)                                          90,000    403,186             0.0%
                  Yamaguchi Financial Group, Inc.                                    72,000    797,722             0.1%
                  Yamaha Corp.                                                       18,500    513,121             0.0%
                  Yamaha Motor Co., Ltd.                                             18,400    436,973             0.0%
                  Yamaichi Electronics Co., Ltd.                                     10,500    136,642             0.0%
                  Yamanashi Chuo Bank, Ltd. (The)                                   106,000    468,162             0.0%
                  Yamatane Corp.                                                      6,800     96,492             0.0%
                  Yamato Corp.                                                        4,900     23,003             0.0%
                  Yamato Holdings Co., Ltd.                                          12,700    274,434             0.0%
                  Yamato Kogyo Co., Ltd.                                             29,300    732,861             0.1%
                  Yamaya Corp.                                                        2,600     38,010             0.0%
                  Yamazaki Baking Co., Ltd.                                          23,000    485,454             0.0%
                  Yamazen Corp.                                                      20,000    189,548             0.0%
                  Yaoko Co., Ltd.                                                     5,400    209,400             0.0%
                  Yashima Denki Co., Ltd.                                             2,000     11,697             0.0%
                  Yaskawa Electric Corp.                                             31,800    607,825             0.1%
                  Yasuda Logistics Corp.                                              8,900     58,138             0.0%
#                 Yasunaga Corp.                                                      3,200     40,212             0.0%
                  Yellow Hat, Ltd.                                                    9,300    213,786             0.0%
                  Yodogawa Steel Works, Ltd.                                         17,000    440,347             0.0%
                  Yokogawa Bridge Holdings Corp.                                     23,700    292,553             0.0%
                  Yokogawa Electric Corp.                                            26,400    408,019             0.0%
#                 Yokohama Reito Co., Ltd.                                           32,200    325,388             0.0%
                  Yokohama Rubber Co., Ltd. (The)                                    52,799  1,036,735             0.1%
#                 Yokowo Co., Ltd.                                                    5,600     67,405             0.0%
                  Yomeishu Seizo Co., Ltd.                                            6,100    114,144             0.0%
                  Yomiuri Land Co., Ltd.                                             25,000     94,869             0.0%
                  Yondenko Corp.                                                      8,000     33,725             0.0%
                  Yondoshi Holdings, Inc.                                             3,500     83,287             0.0%
#                 Yonex Co., Ltd.                                                    10,000    100,772             0.0%
                  Yorozu Corp.                                                       15,500    237,235             0.0%
                  Yoshinoya Holdings Co., Ltd.                                        9,700    158,432             0.0%
#                 Yuasa Funashoku Co., Ltd.                                          15,000     41,056             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
JAPAN -- (Continued)
                  Yuasa Trading Co., Ltd.                                             9,500 $    274,973             0.0%
                  Yuken Kogyo Co., Ltd.                                              23,000       45,385             0.0%
                  Yume No Machi Souzou Iinkai Co., Ltd.                               1,500       14,818             0.0%
#                 Yumeshin Holdings Co., Ltd.                                         5,500       38,304             0.0%
                  Yurtec Corp.                                                       30,000      187,275             0.0%
                  Yusen Logistics Co., Ltd.                                          12,900      122,798             0.0%
                  Yushiro Chemical Industry Co., Ltd.                                 6,300       79,203             0.0%
                  Yutaka Giken Co., Ltd.                                                600       13,025             0.0%
                  Zappallas, Inc.                                                     5,000       21,132             0.0%
#                 Zenitaka Corp. (The)                                               22,000       79,099             0.0%
                  Zenkoku Hosho Co., Ltd.                                             5,800      209,815             0.0%
                  Zenrin Co., Ltd.                                                   11,600      218,115             0.0%
                  Zensho Holdings Co., Ltd.                                          31,700      542,613             0.0%
                  Zeon Corp.                                                        103,000    1,172,747             0.1%
                  ZERIA Pharmaceutical Co., Ltd.                                     12,100      181,844             0.0%
#*                ZIGExN Co., Ltd.                                                    4,800       53,400             0.0%
#                 Zojirushi Corp.                                                    13,000      176,647             0.0%
                  Zuiko Corp.                                                         1,900       65,777             0.0%
                  Zuken, Inc.                                                        12,000      143,486             0.0%
                                                                                            ------------ ---------------
TOTAL JAPAN                                                                                  533,337,620            24.3%
                                                                                            ------------ ---------------
NETHERLANDS -- (2.6%)
                  Aalberts Industries NV                                             59,921    2,375,958             0.1%
                  ABN AMRO Group NV                                                  26,199      687,808             0.0%
#                 Accell Group                                                       16,914      589,925             0.0%
                  Aegon NV(007924103)                                                 8,969       46,189             0.0%
                  Aegon NV(5927375)                                                 412,186    2,103,738             0.1%
#*                AFC Ajax NV                                                            70          696             0.0%
#                 Akzo Nobel NV                                                      21,673    1,895,566             0.1%
*                 Altice NV Class A                                                   2,923       72,625             0.0%
                  AMG Advanced Metallurgical Group NV                                20,949      549,485             0.0%
                  Amsterdam Commodities NV                                            8,018      223,659             0.0%
                  APERAM SA                                                          36,339    1,826,948             0.1%
#                 Arcadis NV                                                         52,117      904,249             0.1%
#*                ArcelorMittal(B295F26)                                            245,906    1,918,067             0.1%
*                 ArcelorMittal(B03XPL1)                                             76,675      602,538             0.0%
#                 ASM International NV                                               33,844    2,037,087             0.1%
#                 ASML Holding NV                                                     8,114    1,069,787             0.1%
                  BE Semiconductor Industries NV                                     25,635    1,340,166             0.1%
                  Beter Bed Holding NV                                                6,409      104,720             0.0%
#                 BinckBank NV                                                       47,020      233,688             0.0%
                  Boskalis Westminster                                               68,622    2,524,110             0.1%
                  Brunel International NV                                            12,816      218,000             0.0%
                  Coca-Cola European Partners P.L.C.                                  4,579      173,273             0.0%
                  Corbion NV                                                         44,480    1,380,407             0.1%
#                 Flow Traders                                                        7,952      245,197             0.0%
*                 Fugro NV                                                           57,948      854,733             0.0%
                  Gemalto NV                                                         23,503    1,315,851             0.1%
#*                Heijmans NV                                                        20,193      155,600             0.0%
                  Heineken NV                                                         6,899      615,344             0.0%
                  Hunter Douglas NV                                                   2,925      236,063             0.0%
                  IMCD Group NV                                                       4,718      254,136             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
NETHERLANDS -- (Continued)
                  ING Groep NV                                                      201,957 $ 3,291,803             0.2%
#                 ING Groep NV Sponsored ADR                                        105,277   1,713,910             0.1%
                  KAS Bank NV                                                        10,033     119,197             0.0%
                  Kendrion NV                                                         8,940     319,147             0.0%
                  Koninklijke Ahold Delhaize NV                                     219,005   4,536,743             0.2%
                  Koninklijke Ahold Delhaize NV Sponsored ADR                        31,776     658,711             0.0%
                  Koninklijke BAM Groep NV                                          150,810     848,976             0.0%
                  Koninklijke DSM NV                                                 62,767   4,491,494             0.2%
                  Koninklijke KPN NV                                                354,163   1,023,891             0.1%
                  Koninklijke Philips NV(500472303)                                  45,594   1,569,345             0.1%
                  Koninklijke Philips NV(5986622)                                    25,084     866,213             0.0%
                  Koninklijke Vopak NV                                               32,652   1,473,524             0.1%
                  Nederland Apparatenfabriek                                          1,634      68,358             0.0%
                  NN Group NV                                                        58,150   1,927,946             0.1%
#*                Ordina NV                                                          92,413     160,209             0.0%
                  PostNL NV                                                         130,194     645,097             0.0%
                  Randstad Holding NV                                                20,790   1,239,457             0.1%
                  Refresco Group NV                                                  18,273     356,975             0.0%
#                 RELX NV                                                            68,627   1,326,131             0.1%
                  RELX NV Sponsored ADR                                               8,411     162,080             0.0%
                  SBM Offshore NV                                                   121,372   1,999,508             0.1%
                  Sligro Food Group NV                                               14,180     576,712             0.0%
*                 Telegraaf Media Groep NV                                            7,861      53,085             0.0%
                  TKH Group NV                                                       26,815   1,232,559             0.1%
*                 TomTom NV                                                          78,280     795,890             0.0%
                  Unilever NV                                                        12,047     631,087             0.0%
                  Van Lanschot NV                                                     5,854     159,091             0.0%
                  Wessanen                                                           35,887     536,090             0.0%
                  Wolters Kluwer NV                                                  51,007   2,164,439             0.1%
                                                                                            ----------- ---------------
TOTAL NETHERLANDS                                                                            61,503,281             2.8%
                                                                                            ----------- ---------------
NEW ZEALAND -- (0.5%)
#*                a2 Milk Co., Ltd.                                                 143,616     332,984             0.0%
                  Air New Zealand, Ltd.                                             344,156     602,249             0.0%
                  Arvida Group, Ltd.                                                 36,916      32,715             0.0%
                  Auckland International Airport, Ltd.                               35,962     170,407             0.0%
                  Chorus, Ltd.                                                      209,924     646,655             0.1%
                  Chorus, Ltd. ADR                                                      462       7,022             0.0%
                  Comvita, Ltd.                                                       5,435      26,147             0.0%
                  Contact Energy, Ltd.                                               77,234     276,279             0.0%
                  EBOS Group, Ltd.                                                   32,180     403,919             0.0%
                  Fisher & Paykel Healthcare Corp., Ltd.                             58,638     405,658             0.0%
                  Fletcher Building, Ltd.(6341606)                                  175,427   1,029,469             0.1%
                  Fletcher Building, Ltd.(6341617)                                    3,803      22,319             0.0%
                  Fonterra Co-operative Group, Ltd.                                   7,404      30,402             0.0%
                  Freightways, Ltd.                                                  50,209     258,014             0.0%
                  Genesis Energy, Ltd.                                               84,844     124,289             0.0%
                  Gentrack Group, Ltd.                                               14,435      44,179             0.0%
                  Hallenstein Glasson Holdings, Ltd.                                  5,478      12,112             0.0%
                  Heartland Bank, Ltd.                                              173,888     197,881             0.0%
                  Infratil, Ltd.                                                    116,980     236,955             0.0%
                  Kathmandu Holdings, Ltd.                                           70,771      97,383             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
NEW ZEALAND -- (Continued)
                  Mainfreight, Ltd.                                                  38,801 $   588,638             0.0%
                  Mercury NZ, Ltd.                                                   38,932      86,002             0.0%
                  Meridian Energy, Ltd.                                              36,642      69,650             0.0%
                  Metlifecare, Ltd.                                                 105,030     418,726             0.0%
#                 Metro Performance Glass, Ltd.                                      86,994      82,473             0.0%
                  New Zealand Oil & Gas, Ltd.                                        53,150      22,663             0.0%
                  New Zealand Refining Co., Ltd. (The)                              110,266     176,881             0.0%
                  NZME, Ltd.                                                         54,625      33,769             0.0%
                  NZX, Ltd.                                                          86,239      63,372             0.0%
                  PGG Wrightson, Ltd.                                                54,156      20,861             0.0%
#                 Port of Tauranga, Ltd.                                             66,455     187,429             0.0%
                  Restaurant Brands New Zealand, Ltd.                                30,835     112,610             0.0%
                  Ryman Healthcare, Ltd.                                             29,961     177,457             0.0%
                  Sanford, Ltd.                                                       4,644      23,232             0.0%
                  Scales Corp., Ltd.                                                 41,013      93,208             0.0%
                  Skellerup Holdings, Ltd.                                           84,592      87,700             0.0%
                  SKY Network Television, Ltd.                                      162,877     431,413             0.0%
                  SKYCITY Entertainment Group, Ltd.                                 260,446     778,765             0.1%
                  Spark New Zealand, Ltd.                                           246,760     625,348             0.1%
                  Steel & Tube Holdings, Ltd.                                        52,264      86,386             0.0%
                  Summerset Group Holdings, Ltd.                                    117,151     418,135             0.0%
                  Tilt Renewables, Ltd.                                               8,621      12,757             0.0%
                  Tourism Holdings, Ltd.                                             61,395     155,532             0.0%
                  Tower, Ltd.                                                        64,178      53,732             0.0%
                  Trade Me Group, Ltd.                                              189,968     691,757             0.1%
                  Trustpower, Ltd.                                                    8,621      28,424             0.0%
                  Vector, Ltd.                                                       33,846      75,076             0.0%
                  Warehouse Group, Ltd. (The)                                        50,707      73,406             0.0%
*                 Xero, Ltd.                                                         11,098     165,591             0.0%
#                 Z Energy, Ltd.                                                     25,240     129,167             0.0%
                                                                                            ----------- ---------------
TOTAL NEW ZEALAND                                                                            10,927,198             0.5%
                                                                                            ----------- ---------------
NORWAY -- (0.9%)
                  ABG Sundal Collier Holding ASA                                    222,851     145,675             0.0%
                  AF Gruppen ASA                                                      2,703      48,162             0.0%
#*                Akastor ASA                                                       111,833     164,840             0.0%
                  Aker ASA Class A                                                   14,329     544,106             0.0%
                  Aker BP ASA                                                        29,337     496,707             0.0%
#*                Aker Solutions ASA                                                 86,645     493,476             0.0%
#                 American Shipping Co. ASA                                          30,660      97,151             0.0%
                  Atea ASA                                                           46,433     561,568             0.1%
                  Austevoll Seafood ASA                                              71,323     573,663             0.1%
                  Avance Gas Holding, Ltd.                                           18,234      51,504             0.0%
#*                Axactor AB                                                        264,607      76,263             0.0%
                  Bakkafrost P/F                                                     14,734     499,194             0.0%
                  Bonheur ASA                                                        15,871     138,186             0.0%
                  Borregaard ASA                                                     26,617     299,027             0.0%
#                 BW LPG, Ltd.                                                       52,043     228,969             0.0%
*                 BW Offshore, Ltd.                                                  70,604     181,329             0.0%
*                 Deep Sea Supply P.L.C.                                             74,823      10,702             0.0%
#                 DNB ASA                                                            46,929     732,389             0.1%
#*                DNO ASA                                                            82,820      69,737             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
NORWAY -- (Continued)
*                 DOF ASA                                                              86,218 $    9,242             0.0%
                  Ekornes ASA                                                           9,418    147,981             0.0%
                  Entra ASA                                                             8,485     97,334             0.0%
#*                Fred Olsen Energy ASA                                                31,264     73,462             0.0%
#                 Frontline, Ltd.                                                      49,954    332,269             0.0%
                  Gjensidige Forsikring ASA                                            10,181    156,407             0.0%
#                 Golar LNG, Ltd.                                                       3,400     86,734             0.0%
                  Grieg Seafood ASA                                                    30,694    241,699             0.0%
#*                Hexagon Composites ASA                                               31,640    100,412             0.0%
                  Hoegh LNG Holdings, Ltd.                                             10,793    110,445             0.0%
*                 Kongsberg Automotive ASA                                            310,793    227,211             0.0%
#                 Kongsberg Gruppen ASA                                                 4,995     77,927             0.0%
*                 Kvaerner ASA                                                        180,852    235,471             0.0%
                  Leroy Seafood Group ASA                                               4,891    246,026             0.0%
#                 Marine Harvest ASA                                                   26,487    440,700             0.0%
#*                NEL ASA                                                             201,474     52,988             0.0%
#*                Nordic Semiconductor ASA                                             40,223    160,647             0.0%
                  Norsk Hydro ASA                                                     116,145    661,869             0.1%
#*                Norske Skogindustrier ASA                                           123,286     13,652             0.0%
#*                Norwegian Air Shuttle ASA                                             5,505    156,360             0.0%
*                 Norwegian Finans Holding ASA                                         11,175     88,903             0.0%
#                 Ocean Yield ASA                                                      25,862    194,048             0.0%
*                 Odfjell Drilling, Ltd.                                               47,026     98,378             0.0%
*                 Odfjell SE Class A                                                    5,645     22,257             0.0%
                  Olav Thon Eiendomsselskap ASA                                         4,655     91,354             0.0%
#                 Opera Software ASA                                                   32,075    145,026             0.0%
                  Orkla ASA                                                            19,888    180,441             0.0%
*                 Petroleum Geo-Services ASA                                          244,109    571,915             0.1%
*                 Prosafe SE                                                            3,434     13,668             0.0%
#                 Protector Forsikring ASA                                             33,236    276,621             0.0%
#*                Q-Free ASA                                                            3,734      3,676             0.0%
#*                REC Silicon ASA                                                   1,496,873    186,873             0.0%
                  Salmar ASA                                                           11,015    261,359             0.0%
#                 Scatec Solar ASA                                                     17,737     80,337             0.0%
#                 Schibsted ASA Class A                                                 1,854     46,080             0.0%
                  Schibsted ASA Class B                                                 3,368     75,432             0.0%
#*                Seadrill, Ltd.                                                      199,067    137,316             0.0%
                  Selvaag Bolig ASA                                                     3,666     15,163             0.0%
#*                Sevan Marine ASA                                                     11,522     19,430             0.0%
#*                Skandiabanken ASA                                                     1,834     16,400             0.0%
*                 Solstad Offshore ASA                                                  2,300      3,264             0.0%
#*                Songa Offshore                                                       31,100    108,081             0.0%
                  SpareBank 1 SMN                                                      21,095    175,671             0.0%
                  SpareBank 1 SR-Bank ASA                                              78,304    617,596             0.1%
                  Statoil ASA                                                         108,270  1,783,086             0.1%
                  Statoil ASA Sponsored ADR                                             7,346    120,695             0.0%
                  Stolt-Nielsen, Ltd.                                                  17,903    276,736             0.0%
                  Storebrand ASA                                                      268,085  1,766,455             0.1%
#                 Subsea 7 SA                                                          95,706  1,577,200             0.1%
                  Telenor ASA                                                           9,437    152,442             0.0%
                  TGS Nopec Geophysical Co. ASA                                        40,193    876,254             0.1%
                  Tomra Systems ASA                                                    35,644    413,717             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
NORWAY -- (Continued)
                  Treasure ASA                                                         54,160 $    99,131             0.0%
                  Veidekke ASA                                                         20,561     273,784             0.0%
*                 Wallenius Wilhelmsen Logistics                                       32,962     166,956             0.0%
                  Wilh Wilhelmsen Holding ASA Class A                                   8,431     234,278             0.0%
#                 XXL ASA                                                               5,167      55,633             0.0%
                  Yara International ASA                                               12,796     475,819             0.0%
                                                                                              ----------- ---------------
TOTAL NORWAY                                                                                   20,742,959             1.0%
                                                                                              ----------- ---------------
PORTUGAL -- (0.2%)
                  Altri SGPS SA                                                        51,633     241,107             0.0%
*                 Banco Comercial Portugues SA Class R                              2,624,881     586,430             0.0%
                  CTT-Correios de Portugal SA                                          38,692     220,843             0.0%
                  EDP Renovaveis SA                                                   112,147     854,630             0.1%
                  Galp Energia SGPS SA                                                 78,751   1,223,868             0.1%
                  Jeronimo Martins SGPS SA                                             12,685     232,782             0.0%
                  Mota-Engil SGPS SA                                                   66,914     170,154             0.0%
                  Navigator Co. SA (The)                                              192,471     814,381             0.1%
                  NOS SGPS SA                                                          83,455     478,033             0.0%
#                 REN - Redes Energeticas Nacionais SGPS SA                            57,026     167,623             0.0%
                  Semapa-Sociedade de Investimento e Gestao                            19,085     299,359             0.0%
                  Sonae Capital SGPS SA                                                55,214      51,171             0.0%
*                 Sonae SGPS SA                                                       757,556     777,276             0.0%
                  Teixeira Duarte SA                                                   31,098       9,347             0.0%
                                                                                              ----------- ---------------
TOTAL PORTUGAL                                                                                  6,127,004             0.3%
                                                                                              ----------- ---------------
SINGAPORE -- (1.1%)
*                 Abterra, Ltd.                                                        40,000       9,919             0.0%
                  Accordia Golf Trust                                                 291,200     155,242             0.0%
                  Amara Holdings, Ltd.                                                 90,000      36,750             0.0%
                  Ascendas India Trust                                                201,700     166,215             0.0%
*                 ASL Marine Holdings, Ltd.                                            37,100       3,632             0.0%
*                 Banyan Tree Holdings, Ltd.                                           84,000      32,214             0.0%
                  Bonvests Holdings, Ltd.                                              30,000      28,540             0.0%
*                 Boustead Projects, Ltd.                                              26,174      16,019             0.0%
                  Boustead Singapore, Ltd.                                            133,832      85,257             0.0%
                  Breadtalk Group, Ltd.                                                64,000      61,829             0.0%
                  Bukit Sembawang Estates, Ltd.                                        62,900     269,281             0.0%
                  Bund Center Investment, Ltd.                                         22,000      12,665             0.0%
                  CapitaLand, Ltd.                                                    254,901     684,904             0.1%
                  Centurion Corp., Ltd.                                               167,400      52,150             0.0%
                  China Aviation Oil Singapore Corp., Ltd.                             82,100      95,138             0.0%
                  Chip Eng Seng Corp., Ltd.                                           245,000     129,559             0.0%
                  CITIC Envirotech, Ltd.                                               25,500      14,298             0.0%
                  City Developments, Ltd.                                              74,200     572,583             0.0%
#*                Cityneon Holdings, Ltd.                                              51,000      32,848             0.0%
#                 Civmec, Ltd.                                                        140,800      66,113             0.0%
                  ComfortDelGro Corp., Ltd.                                           217,600     426,368             0.0%
#*                COSCO Shipping International Singapore Co,. Ltd.                    674,200     137,696             0.0%
                  CSE Global, Ltd.                                                    336,000     125,086             0.0%
#*                CWT, Ltd.                                                           163,000     267,499             0.0%
                  Dairy Farm International Holdings, Ltd.                               7,300      64,933             0.0%
                  DBS Group Holdings, Ltd.                                             94,918   1,310,856             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
SINGAPORE -- (Continued)
                  Del Monte Pacific, Ltd.                                             222,059 $   53,346             0.0%
                  Delfi, Ltd.                                                          22,300     36,552             0.0%
*                 Dyna-Mac Holdings, Ltd.                                             230,000     24,675             0.0%
                  Elec & Eltek International Co., Ltd.                                 14,000     20,459             0.0%
#*                Ezion Holdings, Ltd.                                              1,544,544    330,764             0.0%
#*                Ezra Holdings, Ltd.                                               1,882,853     14,824             0.0%
*                 Falcon Energy Group, Ltd.                                           203,000     16,004             0.0%
                  Far East Orchard, Ltd.                                               70,884     82,790             0.0%
                  First Resources, Ltd.                                               153,800    206,224             0.0%
                  Food Empire Holdings, Ltd.                                          115,500     45,476             0.0%
                  Fragrance Group, Ltd.                                               222,000     26,585             0.0%
                  Frasers Centrepoint, Ltd.                                           203,900    277,187             0.0%
                  Frencken Group, Ltd.                                                 44,000     11,817             0.0%
                  Fu Yu Corp., Ltd.                                                   274,500     47,125             0.0%
*                 Gallant Venture, Ltd.                                               254,500     25,065             0.0%
                  Genting Singapore P.L.C.                                            132,500    105,568             0.0%
*                 Geo Energy Resources, Ltd.                                          196,000     45,524             0.0%
                  GL, Ltd.                                                            181,400    100,658             0.0%
                  Golden Agri-Resources, Ltd.                                       4,643,100  1,194,478             0.1%
                  Great Eastern Holdings, Ltd.                                          3,000     47,029             0.0%
                  GSH Corp., Ltd.                                                      45,400     16,572             0.0%
                  GuocoLand, Ltd.                                                      84,233    110,049             0.0%
*                 Halcyon Agri Corp., Ltd.                                            145,408     64,971             0.0%
                  Hanwell Holdings, Ltd.                                               78,500     17,193             0.0%
                  Haw Par Corp., Ltd.                                                  29,100    212,627             0.0%
                  Hi-P International, Ltd.                                            148,500     73,380             0.0%
                  Hiap Hoe, Ltd.                                                       39,000     19,509             0.0%
                  Ho Bee Land, Ltd.                                                   148,100    258,437             0.0%
                  Hong Fok Corp., Ltd.                                                229,480    133,291             0.0%
                  Hong Leong Asia, Ltd.                                                49,000     39,155             0.0%
                  Hotel Grand Central, Ltd.                                             6,335      6,482             0.0%
                  Hour Glass, Ltd. (The)                                              108,000     53,414             0.0%
                  Hutchison Port Holdings Trust                                     2,517,000  1,018,952             0.1%
                  Hwa Hong Corp., Ltd.                                                 21,000      4,723             0.0%
                  Hyflux, Ltd.                                                        343,500    136,433             0.0%
                  Indofood Agri Resources, Ltd.                                       619,900    216,614             0.0%
                  Japfa, Ltd.                                                         206,100     89,302             0.0%
                  Jardine Cycle & Carriage, Ltd.                                        6,644    224,837             0.0%
                  k1 Ventures, Ltd.                                                   113,100     58,272             0.0%
                  Keppel Corp., Ltd.                                                  224,600  1,044,282             0.1%
                  Keppel Infrastructure Trust                                         535,062    199,223             0.0%
                  Keppel Telecommunications & Transportation, Ltd.                     37,500     48,047             0.0%
                  Koh Brothers Group, Ltd.                                            175,000     38,156             0.0%
#*                KrisEnergy, Ltd.                                                    137,300     15,402             0.0%
                  KSH Holdings, Ltd.                                                   56,100     34,733             0.0%
                  Lian Beng Group, Ltd.                                               252,000    108,319             0.0%
                  Low Keng Huat Singapore, Ltd.                                        78,000     36,494             0.0%
                  M1, Ltd.                                                            131,700    204,571             0.0%
                  Mandarin Oriental International, Ltd.                                61,000     87,170             0.0%
                  Metro Holdings, Ltd.                                                393,700    325,388             0.0%
                  Midas Holdings, Ltd.                                                877,700    141,327             0.0%
*                 Nam Cheong, Ltd.                                                    600,000      7,284             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
SINGAPORE -- (Continued)
                  Nera Telecommunications, Ltd.                                        43,000 $   11,833             0.0%
*                 Noble Group, Ltd.                                                 6,090,900    622,565             0.0%
                  NSL, Ltd.                                                            11,500     12,102             0.0%
                  Olam International, Ltd.                                            222,100    303,711             0.0%
                  OUE, Ltd.                                                           219,100    321,363             0.0%
                  Oversea-Chinese Banking Corp., Ltd.                                 125,487    878,873             0.1%
                  Overseas Education, Ltd.                                             31,900      8,630             0.0%
                  Oxley Holdings, Ltd.                                                118,000     48,108             0.0%
                  Pacc Offshore Services Holdings, Ltd.                                77,200     18,249             0.0%
                  Pan-United Corp., Ltd.                                               47,000     24,737             0.0%
                  Penguin International, Ltd.                                         101,800     20,332             0.0%
#                 Q&M Dental Group Singapore, Ltd.                                    111,700     57,527             0.0%
                  QAF, Ltd.                                                            97,253     93,260             0.0%
*                 Raffles Education Corp., Ltd.                                       497,420     71,221             0.0%
                  Raffles Medical Group, Ltd.                                         256,398    256,823             0.0%
                  RHT Health Trust                                                    452,900    306,429             0.0%
                  Riverstone Holdings, Ltd.                                            55,600     35,204             0.0%
                  Rotary Engineering, Ltd.                                            130,000     36,260             0.0%
                  SATS, Ltd.                                                          117,380    428,026             0.0%
                  SembCorp Industries, Ltd.                                           579,400  1,255,393             0.1%
#                 SembCorp Marine, Ltd.                                               179,700    209,191             0.0%
                  Sheng Siong Group, Ltd.                                             248,200    174,060             0.0%
                  SHS Holdings, Ltd.                                                  141,000     24,205             0.0%
                  SIA Engineering Co., Ltd.                                            10,100     27,029             0.0%
#*                SIIC Environment Holdings, Ltd.                                     616,960    234,043             0.0%
                  Sinarmas Land, Ltd.                                                 694,700    226,145             0.0%
                  Sing Investments & Finance, Ltd.                                     13,500     14,310             0.0%
                  Singapore Airlines, Ltd.                                            119,600    876,161             0.1%
                  Singapore Exchange, Ltd.                                             44,400    235,271             0.0%
#                 Singapore Post, Ltd.                                                379,400    374,380             0.0%
                  Singapore Press Holdings, Ltd.                                       77,300    191,833             0.0%
                  Singapore Technologies Engineering, Ltd.                             65,800    178,496             0.0%
                  Singapore Telecommunications, Ltd.                                  144,400    386,599             0.0%
#                 Sino Grandness Food Industry Group, Ltd.                            672,726    115,427             0.0%
                  Stamford Land Corp., Ltd.                                           217,000     83,314             0.0%
#                 StarHub, Ltd.                                                       124,600    248,461             0.0%
                  Sunningdale Tech, Ltd.                                              103,800    126,123             0.0%
*                 SunVic Chemical Holdings, Ltd.                                      184,600     11,615             0.0%
#*                Swiber Holdings, Ltd.                                               189,500      5,547             0.0%
*                 Tat Hong Holdings, Ltd.                                             286,400     81,914             0.0%
                  Tiong Woon Corp. Holding, Ltd.                                       68,000     13,268             0.0%
                  Tuan Sing Holdings, Ltd.                                            183,531     42,829             0.0%
                  UMS Holdings, Ltd.                                                  207,250    141,564             0.0%
                  United Engineers, Ltd.                                              328,300    676,034             0.1%
#                 United Industrial Corp., Ltd.                                       141,784    320,654             0.0%
                  United Overseas Bank, Ltd.                                           71,919  1,119,758             0.1%
                  UOB-Kay Hian Holdings, Ltd.                                         112,387    113,477             0.0%
                  UOL Group, Ltd.                                                     297,987  1,543,408             0.1%
                  UPP Holdings, Ltd.                                                  134,000     27,814             0.0%
                  Valuetronics Holdings, Ltd.                                         113,000     65,884             0.0%
                  Venture Corp., Ltd.                                                  68,500    597,827             0.0%
                  Vibrant Group, Ltd.                                                 164,196     45,326             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
SINGAPORE -- (Continued)
                  Wee Hur Holdings, Ltd.                                              112,000 $    19,247             0.0%
                  Wheelock Properties Singapore, Ltd.                                 191,100     254,909             0.0%
                  Wilmar International, Ltd.                                           65,900     167,391             0.0%
                  Wing Tai Holdings, Ltd.                                             535,168     723,520             0.1%
                  Yeo Hiap Seng, Ltd.                                                  10,160       9,876             0.0%
*                 Yongnam Holdings, Ltd.                                              223,500      32,783             0.0%
#*                Yuuzoo Corp., Ltd.                                                  410,000      23,425             0.0%
                  Zhongmin Baihui Retail Group, Ltd.                                    7,900       6,162             0.0%
                                                                                              ----------- ---------------
TOTAL SINGAPORE                                                                                27,194,279             1.2%
                                                                                              ----------- ---------------
SPAIN -- (2.1%)
                  Abertis Infraestructuras SA                                          18,166     319,346             0.0%
                  Acciona SA                                                           16,664   1,374,790             0.1%
                  Acerinox SA                                                          52,707     734,229             0.1%
                  ACS Actividades de Construccion y Servicios SA                       15,044     557,396             0.0%
                  Adveo Group International SA                                         10,419      43,264             0.0%
                  Almirall SA                                                          20,805     375,629             0.0%
                  Amadeus IT Group SA                                                  26,130   1,410,216             0.1%
#*                Amper SA                                                            348,604      94,764             0.0%
                  Applus Services SA                                                   15,561     195,063             0.0%
                  Atresmedia Corp. de Medios de Comunicacion SA                        24,791     310,918             0.0%
                  Banco Bilbao Vizcaya Argentaria SA                                  287,796   2,305,712             0.1%
                  Banco Bilbao Vizcaya Argentaria SA Sponsored ADR                     62,749     501,992             0.0%
                  Banco de Sabadell SA                                              1,761,979   3,388,995             0.2%
#*                Banco Popular Espanol SA                                            576,181     403,171             0.0%
#                 Banco Santander SA                                                  862,819   5,622,922             0.3%
#                 Banco Santander SA Sponsored ADR                                    185,656   1,210,477             0.1%
                  Bankia SA                                                           389,822     473,309             0.0%
                  Bankinter SA                                                        118,992   1,047,482             0.1%
*                 Baron de Ley                                                            844     103,313             0.0%
                  Bolsas y Mercados Espanoles SHMSF SA                                 26,757     957,530             0.1%
                  CaixaBank SA                                                        537,781   2,441,761             0.1%
                  Cia de Distribucion Integral Logista Holdings SA                      4,797     114,533             0.0%
                  Cie Automotive SA                                                    17,555     377,372             0.0%
                  Construcciones y Auxiliar de Ferrocarriles SA                         9,050     363,810             0.0%
#*                Deoleo SA                                                           312,391      63,061             0.0%
                  Distribuidora Internacional de Alimentacion SA                      116,145     690,574             0.0%
#*                Duro Felguera SA                                                     21,132      25,291             0.0%
                  Ebro Foods SA                                                        21,785     486,586             0.0%
#*                eDreams ODIGEO SA                                                    37,385     129,014             0.0%
                  Elecnor SA                                                            6,222      67,796             0.0%
                  Enagas SA                                                            38,067   1,000,305             0.1%
                  Ence Energia y Celulosa SA                                           70,958     252,653             0.0%
                  Endesa SA                                                            20,253     477,022             0.0%
*                 Ercros SA                                                            85,372     254,049             0.0%
                  Euskaltel SA                                                         31,727     321,976             0.0%
                  Faes Farma SA                                                        89,221     320,163             0.0%
                  Ferrovial SA                                                         17,340     368,866             0.0%
                  Fluidra SA                                                            6,648      42,015             0.0%
                  Gamesa Corp. Tecnologica SA                                          83,465   1,800,068             0.1%
                  Gas Natural SDG SA                                                   31,276     706,760             0.1%
                  Grifols SA                                                           13,116     352,043             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SPAIN -- (Continued)
                  Grupo Catalana Occidente SA                                        20,580 $   798,234             0.1%
#*                Grupo Ezentis SA                                                   87,009      64,898             0.0%
                  Iberdrola SA                                                      290,197   2,086,158             0.1%
                  Iberpapel Gestion SA                                                2,508      82,274             0.0%
*                 Indra Sistemas SA                                                  22,980     314,487             0.0%
                  Inmobiliaria Colonial SA                                           38,119     295,580             0.0%
                  Laboratorios Farmaceuticos Rovi SA                                  1,703      28,212             0.0%
#*                Liberbank SA                                                      330,659     441,604             0.0%
                  Mapfre SA                                                         556,115   1,939,765             0.1%
                  Mediaset Espana Comunicacion SA                                    49,694     684,612             0.0%
                  Melia Hotels International SA                                      20,570     305,019             0.0%
                  Miquel y Costas & Miquel SA                                         5,020     155,270             0.0%
*                 NH Hotel Group SA                                                  85,418     441,793             0.0%
#                 Obrascon Huarte Lain SA                                           100,586     439,058             0.0%
                  Papeles y Cartones de Europa SA                                    27,730     208,133             0.0%
*                 Pharma Mar SA                                                      46,851     179,603             0.0%
*                 Promotora de Informaciones SA Class A                              12,695      45,229             0.0%
                  Prosegur Cia de Seguridad SA                                       85,620     558,942             0.0%
#*                Quabit Inmobiliaria SA                                             27,873      59,581             0.0%
*                 Realia Business SA                                                 21,924      23,234             0.0%
                  Red Electrica Corp. SA                                             28,152     548,658             0.0%
                  Repsol SA                                                         160,808   2,538,093             0.1%
                  Repsol SA Sponsored ADR                                            10,497     166,792             0.0%
*                 Sacyr SA                                                          263,164     658,325             0.0%
                  Saeta Yield SA                                                      1,367      13,497             0.0%
#*                Solaria Energia y Medio Ambiente SA                                45,965      50,813             0.0%
                  Tecnicas Reunidas SA                                               11,631     459,657             0.0%
                  Telefonica SA                                                      82,112     908,156             0.1%
                  Telefonica SA Sponsored ADR                                        94,790   1,052,169             0.1%
                  Tubacex SA                                                         44,867     142,846             0.0%
#*                Tubos Reunidos SA                                                  77,956      92,035             0.0%
                  Vidrala SA                                                          7,153     419,625             0.0%
                  Viscofan SA                                                        12,366     739,137             0.1%
*                 Vocento SA                                                         14,286      25,026             0.0%
                  Zardoya Otis SA                                                    52,760     488,255             0.0%
                                                                                            ----------- ---------------
TOTAL SPAIN                                                                                  49,541,006             2.3%
                                                                                            ----------- ---------------
SWEDEN -- (2.6%)
#                 AAK AB                                                              7,291     521,832             0.0%
                  Acando AB                                                          84,854     307,309             0.0%
*                 AddLife AB                                                          3,964      75,328             0.0%
                  AddTech AB Class B                                                 12,687     228,409             0.0%
                  AF AB Class B                                                      28,292     596,195             0.0%
#                 Alfa Laval AB                                                      12,261     251,249             0.0%
#                 Alimak Group AB                                                     1,788      27,125             0.0%
*                 Arise AB                                                            1,403       2,469             0.0%
#                 Assa Abloy AB Class B                                              27,834     602,463             0.0%
                  Atlas Copco AB Class B                                              2,803      93,144             0.0%
                  Atrium Ljungberg AB Class B                                         6,004      99,311             0.0%
                  Attendo AB                                                          1,789      18,278             0.0%
                  Avanza Bank Holding AB                                              7,719     309,803             0.0%
                  Axfood AB                                                          19,709     312,757             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
SWEDEN -- (Continued)
                  B&B Tools AB Class B                                               11,595 $  265,622             0.0%
*                 BE Group AB                                                         6,863     47,101             0.0%
                  Beijer Alma AB                                                      9,601    272,428             0.0%
*                 Beijer Electronics AB                                                 728      3,450             0.0%
                  Beijer Ref AB                                                       5,568    140,406             0.0%
                  Betsson AB                                                         29,823    254,743             0.0%
                  Bilia AB Class A                                                   22,177    444,293             0.0%
                  BillerudKorsnas AB                                                 69,289  1,110,032             0.1%
                  BioGaia AB Class B                                                  3,923    158,088             0.0%
#*                BioInvent International AB                                         51,099     13,912             0.0%
                  Biotage AB                                                         10,917     62,273             0.0%
#                 Bjorn Borg AB                                                       8,838     35,803             0.0%
#                 Boliden AB                                                        124,690  3,562,181             0.2%
                  Bonava AB                                                             977     15,643             0.0%
                  Bonava AB Class B                                                  34,510    557,978             0.0%
                  Bulten AB                                                          14,473    206,019             0.0%
                  Bure Equity AB                                                     41,070    507,833             0.0%
#                 Byggmax Group AB                                                   40,307    271,787             0.0%
                  Castellum AB                                                       41,847    573,088             0.0%
                  Catena AB                                                             574      8,454             0.0%
#                 Cavotec SA                                                          1,266      3,827             0.0%
                  Clas Ohlson AB Class B                                             17,247    286,124             0.0%
                  Cloetta AB Class B                                                100,581    406,307             0.0%
*                 Collector AB                                                        4,511     49,742             0.0%
                  Com Hem Holding AB                                                 35,751    444,823             0.0%
                  Concentric AB                                                      24,609    405,943             0.0%
#                 Concordia Maritime AB Class B                                      17,237     26,575             0.0%
                  Dios Fastigheter AB                                                20,038    102,705             0.0%
                  Dometic Group AB                                                   12,632     94,113             0.0%
#                 Doro AB                                                            12,612     83,284             0.0%
                  Duni AB                                                            18,660    264,216             0.0%
                  Dustin Group AB                                                    13,068    108,038             0.0%
                  East Capital Explorer AB                                           16,972    142,726             0.0%
#                 Elanders AB Class B                                                 5,372     63,794             0.0%
#                 Electrolux AB Series B                                             23,576    699,667             0.0%
#                 Elekta AB Class B                                                  33,041    344,957             0.0%
#                 Eltel AB                                                           15,671    102,018             0.0%
                  Enea AB                                                             4,215     40,091             0.0%
                  Fabege AB                                                          25,798    444,241             0.0%
*                 Fastighets AB Balder Class B                                        5,442    121,505             0.0%
#*                Fingerprint Cards AB Class B                                        9,380     37,346             0.0%
                  Getinge AB Class B                                                 37,741    737,196             0.1%
                  Granges AB                                                         23,642    245,495             0.0%
                  Gunnebo AB                                                         26,444    145,351             0.0%
                  Haldex AB                                                          25,076    336,319             0.0%
                  Hemfosa Fastigheter AB                                             19,932    184,677             0.0%
                  Hexagon AB Class B                                                 15,086    656,555             0.0%
                  Hexpol AB                                                          39,391    437,620             0.0%
                  HIQ International AB                                               22,739    155,409             0.0%
#                 Hoist Finance AB                                                    9,624     90,529             0.0%
                  Holmen AB Class B                                                  36,258  1,527,840             0.1%
                  Hufvudstaden AB Class A                                            12,033    188,527             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
SWEDEN -- (Continued)
                  Husqvarna AB Class A                                               15,332 $  151,681             0.0%
                  Husqvarna AB Class B                                              100,708  1,001,134             0.1%
#                 ICA Gruppen AB                                                     12,335    420,946             0.0%
#                 Indutrade AB                                                       30,423    718,580             0.1%
#                 Intrum Justitia AB                                                 21,026    835,241             0.1%
                  Inwido AB                                                          11,294    162,179             0.0%
                  ITAB Shop Concept AB Class B                                        3,909     31,013             0.0%
                  JM AB                                                              29,802  1,048,545             0.1%
                  KappAhl AB                                                         48,966    282,966             0.0%
*                 Karo Pharma AB                                                     11,162     43,941             0.0%
                  Kindred Group P.L.C.                                               73,728    764,023             0.1%
#                 Klovern AB Class B                                                 86,110     90,693             0.0%
                  KNOW IT AB                                                          9,286    136,750             0.0%
#                 Kungsleden AB                                                      32,961    184,540             0.0%
                  Lagercrantz Group AB Class B                                       10,239    111,713             0.0%
                  Lifco AB Class B                                                    1,564     47,632             0.0%
                  Lindab International AB                                            48,053    438,955             0.0%
#                 Loomis AB Class B                                                  23,495    853,070             0.1%
*                 Lundin Petroleum AB                                                 7,830    149,308             0.0%
*                 Medivir AB Class B                                                 28,267    218,487             0.0%
#                 Mekonomen AB                                                       12,519    248,180             0.0%
#                 Millicom International Cellular SA                                 16,917    926,921             0.1%
                  Modern Times Group MTG AB Class B                                  17,281    563,475             0.0%
#                 MQ Holding AB                                                      24,854     94,220             0.0%
#                 Mycronic AB                                                        32,009    316,088             0.0%
                  NCC AB Class B                                                     24,075    639,606             0.0%
#*                Net Insight AB Class B                                             39,352     37,984             0.0%
                  NetEnt AB                                                          67,536    520,939             0.0%
                  New Wave Group AB Class B                                          44,203    313,158             0.0%
                  Nibe Industrier AB Class B                                         93,288    826,263             0.1%
                  Nobia AB                                                           57,938    599,165             0.0%
                  Nobina AB                                                          13,362     81,459             0.0%
#                 Nolato AB Class B                                                  15,580    495,948             0.0%
                  Nordea Bank AB                                                    180,870  2,224,486             0.1%
                  OEM International AB Class B                                        1,100     26,336             0.0%
                  Opus Group AB                                                     161,143    128,267             0.0%
                  Oriflame Holding AG                                                 8,916    365,429             0.0%
                  Pandox AB                                                          12,377    207,872             0.0%
                  Peab AB                                                            94,124  1,027,913             0.1%
                  Pricer AB Class B                                                 115,737    133,302             0.0%
                  Proact IT Group AB                                                  6,447    138,210             0.0%
                  Probi AB                                                              706     35,400             0.0%
#*                Qliro Group AB                                                    115,557    164,296             0.0%
#                 Ratos AB Class B                                                  164,384    770,940             0.1%
                  RaySearch Laboratories AB                                           5,646    141,752             0.0%
#                 Recipharm AB Class B                                                7,794    107,765             0.0%
                  Rezidor Hotel Group AB                                             44,364    165,281             0.0%
                  Rottneros AB                                                       89,739     84,106             0.0%
                  Saab AB Class B                                                    25,413  1,259,259             0.1%
                  Sagax AB Class B                                                   10,179    105,750             0.0%
#                 Sandvik AB                                                         60,152    964,362             0.1%
#*                SAS AB                                                             92,401    152,300             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SWEDEN -- (Continued)
                  Scandi Standard AB                                                 19,541 $   117,398             0.0%
*                 Scandic Hotels Group AB                                            11,141     125,421             0.0%
                  Sectra AB Class B                                                   4,383      80,352             0.0%
                  Securitas AB Class B                                               38,142     630,427             0.0%
                  Semcon AB                                                          10,453      75,360             0.0%
#*                Sensys Gatso Group AB                                             103,238      12,344             0.0%
                  Skandinaviska Enskilda Banken AB Class A                          143,242   1,649,480             0.1%
                  Skanska AB Class B                                                 30,904     738,656             0.1%
                  SKF AB Class A                                                      2,752      60,434             0.0%
                  SKF AB Class B                                                     34,665     760,729             0.1%
                  SkiStar AB                                                         13,262     283,788             0.0%
*                 SSAB AB Class A(BPRBWK4)                                           19,797      86,230             0.0%
*                 SSAB AB Class A(B17H0S8)                                          118,658     516,217             0.0%
*                 SSAB AB Class B(BPRBWM6)                                          112,074     398,499             0.0%
*                 SSAB AB Class B(B17H3F6)                                          322,672   1,144,796             0.1%
                  Svenska Cellulosa AB SCA Class A                                    2,124      70,680             0.0%
                  Svenska Cellulosa AB SCA Class B                                   74,455   2,465,004             0.1%
                  Svenska Handelsbanken AB Class A                                   79,242   1,124,281             0.1%
                  Svenska Handelsbanken AB Class B                                    1,904      26,822             0.0%
                  Sweco AB Class B                                                   16,886     418,602             0.0%
                  Swedbank AB Class A                                                52,559   1,245,650             0.1%
                  Swedish Match AB                                                   10,042     331,150             0.0%
                  Swedol AB Class B                                                  11,750      40,196             0.0%
                  Systemair AB                                                        4,881      86,719             0.0%
                  Tele2 AB Class B                                                   69,017     694,565             0.0%
#                 Telefonaktiebolaget LM Ericsson Class A                             4,300      27,460             0.0%
                  Telefonaktiebolaget LM Ericsson Class B                           116,032     753,840             0.1%
                  Telefonaktiebolaget LM Ericsson Sponsored ADR                      27,188     176,450             0.0%
                  Telia Co AB                                                       610,745   2,486,551             0.1%
                  Thule Group AB (The)                                               22,788     394,993             0.0%
                  Transcom Worldwide AB                                               5,269      52,053             0.0%
#                 Trelleborg AB Class B                                              38,265     898,580             0.1%
                  VBG Group AB Class B                                                1,442      21,287             0.0%
#                 Victoria Park AB Class B                                           19,283      53,760             0.0%
                  Vitrolife AB                                                        5,059     288,235             0.0%
                  Volvo AB Class A                                                   13,728     224,154             0.0%
                  Volvo AB Class B                                                   51,616     842,933             0.1%
                  Wallenstam AB Class B                                              25,578     217,943             0.0%
#                 Wihlborgs Fastigheter AB                                           15,510     302,129             0.0%
                                                                                            ----------- ---------------
TOTAL SWEDEN                                                                                 62,416,363             2.9%
                                                                                            ----------- ---------------
SWITZERLAND -- (5.8%)
                  ABB, Ltd.                                                         130,956   3,208,979             0.2%
                  ABB, Ltd. Sponsored ADR                                            16,820     413,772             0.0%
*                 Actelion, Ltd.                                                      5,856   1,658,219             0.1%
                  Adecco Group AG                                                    21,942   1,630,330             0.1%
                  Allreal Holding AG                                                  9,447   1,625,428             0.1%
*                 Alpiq Holding AG                                                    1,881     139,718             0.0%
                  ALSO Holding AG                                                     2,863     359,970             0.0%
#                 ams AG                                                             21,890   1,408,259             0.1%
                  APG SGA SA                                                            523     250,166             0.0%
*                 Arbonia AG                                                         24,493     455,496             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
SWITZERLAND -- (Continued)
                  Aryzta AG                                                          43,253 $1,404,245             0.1%
#                 Ascom Holding AG                                                   24,492    462,799             0.0%
                  Autoneum Holding AG                                                 2,195    648,688             0.0%
                  Bachem Holding AG Class B                                           1,478    176,223             0.0%
                  Baloise Holding AG                                                 26,119  3,829,973             0.2%
                  Bank Coop AG                                                        1,957     85,356             0.0%
                  Banque Cantonale de Geneve                                            585     91,113             0.0%
                  Banque Cantonale Vaudoise                                           1,980  1,434,495             0.1%
                  Barry Callebaut AG                                                    904  1,241,505             0.1%
                  Basler Kantonalbank                                                   599     42,591             0.0%
                  Belimo Holding AG                                                     158    591,197             0.0%
                  Bell AG                                                               730    313,612             0.0%
                  Bellevue Group AG                                                   6,204    106,583             0.0%
#                 Berner Kantonalbank AG                                              1,882    357,796             0.0%
                  BFW Liegenschaften AG                                                 784     35,854             0.0%
                  BKW AG                                                              4,206    227,799             0.0%
                  Bobst Group SA                                                      6,272    635,372             0.0%
                  Bossard Holding AG Class A                                          2,917    581,195             0.0%
                  Bucher Industries AG                                                4,074  1,313,458             0.1%
#                 Burckhardt Compression Holding AG                                   1,579    484,475             0.0%
                  Burkhalter Holding AG                                               1,062    160,100             0.0%
                  Calida Holding AG                                                   3,845    152,426             0.0%
                  Carlo Gavazzi Holding AG                                              163     51,316             0.0%
                  Cembra Money Bank AG                                               12,760  1,088,587             0.1%
                  Cham Paper Holding AG                                                  17      6,324             0.0%
                  Chocoladefabriken Lindt & Spruengli AG                                  3    199,445             0.0%
*                 Cicor Technologies, Ltd.                                            1,080     41,847             0.0%
                  Cie Financiere Richemont SA                                        23,937  2,000,139             0.1%
                  Cie Financiere Tradition SA                                           777     81,835             0.0%
                  Clariant AG                                                       182,599  3,697,944             0.2%
                  Coltene Holding AG                                                  2,325    198,593             0.0%
                  Conzzeta AG                                                           694    686,026             0.0%
                  Credit Suisse Group AG                                            115,960  1,768,502             0.1%
                  Credit Suisse Group AG Sponsored ADR                               16,869    257,415             0.0%
#                 Daetwyler Holding AG                                                3,298    558,175             0.0%
                  DKSH Holding AG                                                    13,438  1,082,391             0.1%
                  dormakaba Holding AG                                                1,362  1,166,991             0.1%
*                 Dottikon Es Holding AG                                                 27     18,023             0.0%
*                 Dufry AG                                                           18,446  3,022,502             0.1%
                  Edmond de Rothschild Suisse SA                                          1     16,835             0.0%
#                 EFG International AG                                               76,443    485,697             0.0%
                  Emmi AG                                                             1,664  1,214,966             0.1%
                  EMS-Chemie Holding AG                                                 615    385,367             0.0%
                  Energiedienst Holding AG                                            1,258     31,548             0.0%
#*                Evolva Holding SA                                                  51,469     28,466             0.0%
                  Feintool International Holding AG                                     929    118,101             0.0%
                  Flughafen Zuerich AG                                               16,575  3,652,757             0.2%
                  Forbo Holding AG                                                      675  1,107,248             0.1%
#                 Galenica AG                                                         1,180  1,282,160             0.1%
                  GAM Holding AG                                                    105,445  1,351,185             0.1%
                  Geberit AG                                                          2,030    924,680             0.0%
                  Georg Fischer AG                                                    2,629  2,479,061             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
SWITZERLAND -- (Continued)
                  Givaudan SA                                                           592 $1,140,612             0.1%
                  Gurit Holding AG                                                      292    254,450             0.0%
                  Helvetia Holding AG                                                 4,510  2,504,382             0.1%
                  Hiag Immobilien Holding AG                                          1,342    165,747             0.0%
#                 HOCHDORF Holding AG                                                   696    213,391             0.0%
                  Huber & Suhner AG                                                   7,547    508,203             0.0%
                  Implenia AG                                                        10,326    792,726             0.0%
                  Inficon Holding AG                                                    873    458,452             0.0%
                  Interroll Holding AG                                                  407    478,567             0.0%
                  Intershop Holding AG                                                  410    197,489             0.0%
                  Julius Baer Group, Ltd.                                            50,459  2,631,269             0.1%
                  Jungfraubahn Holding AG                                               556     60,917             0.0%
                  Kardex AG                                                           5,120    563,802             0.0%
                  Komax Holding AG                                                    2,903    774,636             0.0%
                  Kudelski SA                                                        27,224    472,230             0.0%
                  Kuehne + Nagel International AG                                     2,059    311,393             0.0%
                  LafargeHolcim, Ltd.(7110753)                                       35,104  1,990,692             0.1%
                  LafargeHolcim, Ltd.(BZ3DNX4)                                       28,089  1,593,981             0.1%
*                 Lastminute.com NV                                                   2,384     34,281             0.0%
                  LEM Holding SA                                                        221    225,897             0.0%
                  Liechtensteinische Landesbank AG                                    6,622    327,424             0.0%
#*                LifeWatch AG                                                        2,026     29,012             0.0%
                  Logitech International SA(H50430232)                               43,913  1,457,033             0.1%
                  Logitech International SA(B18ZRK2)                                 55,543  1,856,313             0.1%
                  Lonza Group AG                                                     11,061  2,263,191             0.1%
                  Luzerner Kantonalbank AG                                            1,864    805,510             0.0%
                  MCH Group AG                                                          200     13,729             0.0%
                  Metall Zug AG Class B                                                 129    506,957             0.0%
#*                Meyer Burger Technology AG                                         32,461     26,756             0.0%
                  Mikron Holding AG                                                   4,766     28,635             0.0%
                  Mobilezone Holding AG                                               9,046    138,215             0.0%
                  Mobimo Holding AG                                                   4,382  1,178,184             0.1%
                  Nestle SA                                                         110,012  8,473,175             0.4%
                  Novartis AG                                                        52,784  4,063,580             0.2%
                  Novartis AG Sponsored ADR                                          73,269  5,643,911             0.3%
#                 OC Oerlikon Corp. AG                                              116,785  1,403,083             0.1%
*                 Orascom Development Holding AG                                      9,372     52,203             0.0%
#                 Orell Fuessli Holding AG                                              184     23,839             0.0%
                  Orior AG                                                            3,480    266,934             0.0%
#                 Panalpina Welttransport Holding AG                                  3,313    438,213             0.0%
#                 Partners Group Holding AG                                           1,784  1,078,439             0.1%
                  Phoenix Mecano AG                                                     245    130,130             0.0%
                  Plazza AG Class A                                                     767    177,682             0.0%
                  PSP Swiss Property AG                                               5,001    448,366             0.0%
                  Rieter Holding AG                                                   2,560    568,140             0.0%
                  Romande Energie Holding SA                                             72     93,279             0.0%
#*                Schaffner Holding AG                                                  372    105,408             0.0%
                  Schindler Holding AG                                                1,534    304,715             0.0%
*                 Schmolz + Bickenbach AG                                           310,797    284,710             0.0%
                  Schweiter Technologies AG                                             631    758,979             0.0%
                  SFS Group AG                                                        5,933    592,093             0.0%
                  SGS SA                                                                229    515,664             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
SWITZERLAND -- (Continued)
                  Siegfried Holding AG                                                2,524 $    721,546             0.0%
                  Sika AG                                                               327    2,087,033             0.1%
                  Sonova Holding AG                                                   5,419      801,305             0.0%
                  St Galler Kantonalbank AG                                           1,371      595,369             0.0%
                  Straumann Holding AG                                                2,325    1,227,264             0.1%
                  Sulzer AG                                                           9,632    1,124,065             0.1%
                  Sunrise Communications Group AG                                    15,580    1,157,246             0.1%
#                 Swatch Group AG (The)(7184725)                                      4,654    1,861,919             0.1%
                  Swatch Group AG (The)(7184736)                                      9,624      746,619             0.0%
                  Swiss Life Holding AG                                              10,397    3,383,578             0.2%
                  Swiss Prime Site AG                                                 7,847      680,284             0.0%
                  Swiss Re AG                                                        29,150    2,535,447             0.1%
                  Swisscom AG                                                         1,621      706,889             0.0%
                  Swissquote Group Holding SA                                         5,947      163,832             0.0%
*                 Syngenta AG                                                         6,551    3,044,468             0.1%
                  Syngenta AG ADR                                                     6,335      589,345             0.0%
#                 Tamedia AG                                                            996      146,650             0.0%
                  Tecan Group AG                                                      2,508      428,009             0.0%
                  Temenos Group AG                                                   15,719    1,360,571             0.1%
                  Thurgauer Kantonalbank                                                317       29,725             0.0%
                  u-blox Holding AG                                                   2,838      628,972             0.0%
                  UBS Group AG(BRJL176)                                              91,512    1,562,186             0.1%
*                 UBS Group AG(H42097107)                                            93,702    1,593,871             0.1%
                  Valiant Holding AG                                                 10,325    1,185,191             0.1%
                  Valora Holding AG                                                   2,614      897,093             0.0%
                  Vaudoise Assurances Holding SA                                        678      353,079             0.0%
                  Vetropack Holding AG                                                  126      249,349             0.0%
                  Vontobel Holding AG                                                19,980    1,178,031             0.1%
                  VP Bank AG                                                            921      106,041             0.0%
                  VZ Holding AG                                                         437      121,553             0.0%
                  Walliser Kantonalbank                                                 741       62,042             0.0%
#                 Walter Meier AG                                                       525       23,424             0.0%
                  Ypsomed Holding AG                                                    784      150,892             0.0%
                  Zehnder Group AG                                                    6,719      227,697             0.0%
                  Zug Estates Holding AG Class B                                         57      100,252             0.0%
                  Zuger Kantonalbank AG                                                  25      134,064             0.0%
                  Zurich Insurance Group AG                                          11,416    3,159,244             0.2%
                                                                                            ------------ ---------------
TOTAL SWITZERLAND                                                                            139,082,082             6.3%
                                                                                            ------------ ---------------
UNITED KINGDOM -- (14.1%)
                  3i Group P.L.C.                                                   134,211    1,379,290             0.1%
                  4imprint Group P.L.C.                                                 979       22,576             0.0%
                  888 Holdings P.L.C.                                               103,048      372,658             0.0%
                  A.G. Barr P.L.C.                                                   46,327      372,338             0.0%
                  AA P.L.C.                                                         139,852      473,415             0.0%
                  Aberdeen Asset Management P.L.C.                                  496,086    1,792,510             0.1%
                  Acacia Mining P.L.C.                                              139,309      714,045             0.0%
                  Acal P.L.C.                                                        24,274       80,796             0.0%
                  Admiral Group P.L.C.                                               25,512      664,350             0.0%
                  Aggreko P.L.C.                                                    152,841    1,756,830             0.1%
*                 Aldermore Group P.L.C.                                             77,389      259,142             0.0%
                  Amec Foster Wheeler P.L.C.                                        200,927    1,410,651             0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
*                 Anglo American P.L.C.                                             210,298 $3,010,931             0.1%
                  Anglo Pacific Group P.L.C.                                         59,899     90,711             0.0%
                  Anglo-Eastern Plantations P.L.C.                                       19        181             0.0%
                  Antofagasta P.L.C.                                                114,468  1,241,948             0.1%
                  Arrow Global Group P.L.C.                                          82,901    392,944             0.0%
                  Ashmore Group P.L.C.                                              145,839    657,336             0.0%
                  Ashtead Group P.L.C.                                               97,961  2,066,578             0.1%
                  Associated British Foods P.L.C.                                    11,073    403,157             0.0%
                  AstraZeneca P.L.C.                                                    956     57,254             0.0%
#                 AstraZeneca P.L.C. Sponsored ADR                                   81,313  2,459,718             0.1%
                  Auto Trader Group P.L.C.                                           75,425    391,747             0.0%
                  AVEVA Group P.L.C.                                                 22,171    584,872             0.0%
                  Aviva P.L.C.                                                      404,249  2,749,055             0.1%
                  Avon Rubber P.L.C.                                                  3,735     50,738             0.0%
                  B&M European Value Retail SA                                      151,380    660,615             0.0%
                  Babcock International Group P.L.C.                                103,094  1,200,943             0.1%
                  BAE Systems P.L.C.                                                200,216  1,626,148             0.1%
                  Balfour Beatty P.L.C.                                             310,543  1,173,160             0.1%
                  Barclays P.L.C.                                                   257,747    705,816             0.0%
                  Barclays P.L.C. Sponsored ADR                                     225,245  2,434,898             0.1%
                  Barratt Developments P.L.C.                                       426,314  3,198,889             0.2%
                  BBA Aviation P.L.C.                                               373,754  1,507,729             0.1%
                  Beazley P.L.C.                                                    281,428  1,603,327             0.1%
                  Bellway P.L.C.                                                     81,492  3,003,426             0.1%
                  Berendsen P.L.C.                                                   66,575    722,833             0.0%
                  Berkeley Group Holdings P.L.C.                                     51,343  2,165,517             0.1%
                  BGEO Group P.L.C.                                                  20,860    970,812             0.1%
                  BHP Billiton P.L.C.                                                 3,376     51,468             0.0%
                  BHP Billiton P.L.C. ADR                                            83,946  2,579,661             0.1%
                  Bloomsbury Publishing P.L.C.                                        1,815      4,025             0.0%
                  Bodycote P.L.C.                                                   137,495  1,484,699             0.1%
                  Booker Group P.L.C.                                               365,456    918,125             0.0%
                  Bovis Homes Group P.L.C.                                          128,824  1,536,091             0.1%
                  BP P.L.C.                                                         305,632  1,749,623             0.1%
                  BP P.L.C. Sponsored ADR                                           269,445  9,247,358             0.4%
                  Braemar Shipping Services P.L.C.                                    5,511     22,659             0.0%
                  Brewin Dolphin Holdings P.L.C.                                    168,581    713,159             0.0%
                  Britvic P.L.C.                                                    125,790  1,082,270             0.1%
                  BT Group P.L.C.                                                    46,311    182,694             0.0%
*                 BTG P.L.C.                                                         78,457    691,121             0.0%
                  Bunzl P.L.C.                                                       25,249    787,114             0.0%
                  Burberry Group P.L.C.                                              26,801    560,094             0.0%
*                 Cairn Energy P.L.C.                                               532,646  1,339,786             0.1%
*                 Cambian Group P.L.C.                                               42,724     86,976             0.0%
                  Cape P.L.C.                                                        79,174    246,602             0.0%
                  Capita P.L.C.                                                      34,060    245,495             0.0%
                  Capital & Counties Properties P.L.C.                              123,263    504,089             0.0%
                  Carclo P.L.C.                                                       6,128     11,547             0.0%
                  Card Factory P.L.C.                                                72,803    305,652             0.0%
#                 Carillion P.L.C.                                                  406,294  1,170,281             0.1%
                  Carnival P.L.C.                                                     6,432    396,420             0.0%
#                 Carnival P.L.C. ADR                                                 4,899    301,435             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
                  Castings P.L.C.                                                       9,986 $   61,323             0.0%
                  Centamin P.L.C.                                                     825,658  1,891,706             0.1%
                  Centaur Media P.L.C.                                                  3,412      2,019             0.0%
                  Centrica P.L.C.                                                     369,046    945,661             0.1%
                  Chemring Group P.L.C.                                               206,659    504,125             0.0%
                  Chesnara P.L.C.                                                      51,271    253,999             0.0%
                  Cineworld Group P.L.C.                                              128,511  1,171,735             0.1%
*                 Circassia Pharmaceuticals P.L.C.                                     18,162     23,387             0.0%
                  Clarkson P.L.C.                                                       8,016    297,227             0.0%
                  Close Brothers Group P.L.C.                                          87,349  1,913,762             0.1%
                  CLS Holdings P.L.C.                                                   3,974     99,834             0.0%
#                 Cobham P.L.C.                                                       630,397  1,081,651             0.1%
                  Coca-Cola HBC AG                                                     38,901  1,079,233             0.1%
                  Communisis P.L.C.                                                   101,723     69,728             0.0%
                  Computacenter P.L.C.                                                 53,899    572,504             0.0%
                  Connect Group P.L.C.                                                 51,329     83,804             0.0%
                  Consort Medical P.L.C.                                               17,497    235,681             0.0%
                  Costain Group P.L.C.                                                 48,828    307,263             0.0%
                  Countrywide P.L.C.                                                   12,076     26,527             0.0%
                  Cranswick P.L.C.                                                     25,839    897,416             0.0%
                  Crest Nicholson Holdings P.L.C.                                     161,218  1,261,044             0.1%
                  Croda International P.L.C.                                           20,689  1,008,453             0.1%
                  Daejan Holdings P.L.C.                                                1,943    170,740             0.0%
                  Daily Mail & General Trust P.L.C. Class A                            92,207    854,386             0.0%
#                 Dairy Crest Group P.L.C.                                            103,539    769,852             0.0%
                  DCC P.L.C.                                                           17,872  1,650,229             0.1%
                  De La Rue P.L.C.                                                     33,691    297,838             0.0%
                  Debenhams P.L.C.                                                  1,151,498    763,690             0.0%
                  Dechra Pharmaceuticals P.L.C.                                        37,315    817,697             0.0%
                  Devro P.L.C.                                                         92,522    237,570             0.0%
                  DFS Furniture P.L.C.                                                 14,133     50,220             0.0%
                  Diageo P.L.C.                                                        19,906    579,407             0.0%
                  Diageo P.L.C. Sponsored ADR                                          15,627  1,835,079             0.1%
*                 Dialight P.L.C.                                                       4,498     57,813             0.0%
                  Dignity P.L.C.                                                       15,901    513,417             0.0%
                  Diploma P.L.C.                                                       62,660    899,728             0.0%
                  Direct Line Insurance Group P.L.C.                                  364,775  1,648,378             0.1%
                  Dixons Carphone P.L.C.                                              164,176    713,184             0.0%
                  Domino's Pizza Group P.L.C.                                         165,234    707,020             0.0%
                  Drax Group P.L.C.                                                   308,423  1,290,225             0.1%
                  DS Smith P.L.C.                                                     348,902  1,950,692             0.1%
                  Dunelm Group P.L.C.                                                  30,786    241,965             0.0%
                  easyJet P.L.C.                                                       54,733    827,909             0.0%
*                 EI Group P.L.C.                                                     481,872    872,812             0.0%
                  Electrocomponents P.L.C.                                            293,057  1,969,703             0.1%
                  Elementis P.L.C.                                                    282,820  1,114,259             0.1%
*                 EnQuest P.L.C.                                                    1,009,472    498,884             0.0%
                  Entertainment One, Ltd.                                              82,053    262,826             0.0%
                  Equiniti Group P.L.C.                                                 7,380     21,128             0.0%
#                 Essentra P.L.C.                                                     192,719  1,350,901             0.1%
                  esure Group P.L.C.                                                  167,536    532,266             0.0%
                  Euromoney Institutional Investor P.L.C.                              12,419    168,184             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
*                 Evraz P.L.C.                                                      128,908 $  360,986             0.0%
                  Experian P.L.C.                                                    52,061  1,119,975             0.1%
                  FDM Group Holdings P.L.C.                                           3,156     32,715             0.0%
                  Fenner P.L.C.                                                     120,766    527,126             0.0%
                  Ferrexpo P.L.C.                                                   120,599    246,820             0.0%
                  Fidessa Group P.L.C.                                               15,348    470,146             0.0%
*                 Findel P.L.C.                                                      17,993     46,616             0.0%
*                 Firstgroup P.L.C.                                                 900,824  1,593,548             0.1%
*                 Flybe Group P.L.C.                                                 20,664     10,740             0.0%
                  Foxtons Group P.L.C.                                               49,451     65,567             0.0%
                  Fresnillo P.L.C.                                                      219      4,118             0.0%
                  Fuller Smith & Turner P.L.C. Class A                                7,612     99,974             0.0%
                  G4S P.L.C.                                                        199,201    786,550             0.0%
                  Galliford Try P.L.C.                                               61,931  1,154,235             0.1%
                  Games Workshop Group P.L.C.                                         8,525    107,655             0.0%
                  Gem Diamonds, Ltd.                                                113,921    129,588             0.0%
                  Genus P.L.C.                                                       25,005    555,410             0.0%
                  GKN P.L.C.                                                        225,405  1,047,515             0.1%
*                 Glencore P.L.C.                                                   635,220  2,496,504             0.1%
                  Go-Ahead Group P.L.C.                                              16,219    367,550             0.0%
*                 Gocompare.Com Group P.L.C.                                         64,370     76,795             0.0%
                  Grafton Group P.L.C.                                              105,859  1,024,205             0.1%
                  Grainger P.L.C.                                                    99,524    321,952             0.0%
                  Greencore Group P.L.C.                                            361,858  1,068,217             0.1%
                  Greene King P.L.C.                                                144,837  1,409,484             0.1%
                  Greggs P.L.C.                                                      60,848    847,699             0.0%
                  Gulf Marine Services P.L.C.                                        12,484     11,578             0.0%
                  GVC Holdings P.L.C.                                               106,678  1,031,585             0.1%
                  Halfords Group P.L.C.                                             143,710    695,500             0.0%
                  Halma P.L.C.                                                      134,243  1,830,868             0.1%
                  Hargreaves Lansdown P.L.C.                                         31,344    559,583             0.0%
                  Hastings Group Holdings P.L.C.                                     31,836    124,606             0.0%
                  Hays P.L.C.                                                       477,180  1,058,906             0.1%
                  Headlam Group P.L.C.                                               28,133    233,606             0.0%
                  Helical P.L.C.                                                     85,369    366,111             0.0%
                  Henderson Group P.L.C.                                            383,396  1,146,774             0.1%
                  Henry Boot P.L.C.                                                  18,856     61,340             0.0%
                  Hikma Pharmaceuticals P.L.C.                                       27,436    688,403             0.0%
                  Hill & Smith Holdings P.L.C.                                       45,850    789,312             0.0%
                  Hilton Food Group P.L.C.                                            6,128     61,177             0.0%
                  Hiscox, Ltd.                                                      166,082  2,435,564             0.1%
                  Hochschild Mining P.L.C.                                          153,387    504,612             0.0%
                  Hogg Robinson Group P.L.C.                                         16,257     14,803             0.0%
                  HomeServe P.L.C.                                                  142,923  1,240,043             0.1%
                  Howden Joinery Group P.L.C.                                       218,842  1,312,234             0.1%
                  HSBC Holdings P.L.C.                                              156,880  1,293,682             0.1%
#                 HSBC Holdings P.L.C. Sponsored ADR                                231,447  9,528,673             0.4%
                  Hunting P.L.C.                                                    127,774    929,556             0.1%
                  Huntsworth P.L.C.                                                  36,761     22,497             0.0%
                  Ibstock P.L.C.                                                     83,118    246,640             0.0%
                  IG Group Holdings P.L.C.                                          137,677    969,399             0.1%
*                 Imagination Technologies Group P.L.C.                             119,050    155,296             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
                  IMI P.L.C.                                                           71,531 $1,184,680             0.1%
                  Inchcape P.L.C.                                                     219,130  2,424,125             0.1%
                  Indivior P.L.C.                                                     109,403    474,863             0.0%
                  Informa P.L.C.                                                      164,232  1,365,535             0.1%
                  Inmarsat P.L.C.                                                      82,293    870,321             0.0%
                  InterContinental Hotels Group P.L.C.                                  8,676    459,846             0.0%
                  InterContinental Hotels Group P.L.C. ADR                              5,278    278,626             0.0%
                  Intermediate Capital Group P.L.C.                                   126,305  1,278,421             0.1%
                  International Consolidated Airlines Group SA                         96,420    699,060             0.0%
                  International Personal Finance P.L.C.                                72,953    151,741             0.0%
                  Interserve P.L.C.                                                    84,906    253,826             0.0%
                  Intertek Group P.L.C.                                                23,108  1,216,202             0.1%
                  Investec P.L.C.                                                     135,621  1,004,745             0.1%
*                 IP Group P.L.C.                                                     143,326    259,603             0.0%
                  ITE Group P.L.C.                                                    147,327    337,984             0.0%
                  ITV P.L.C.                                                          234,522    637,812             0.0%
                  IWG P.L.C.                                                          229,606    965,748             0.1%
                  J D Wetherspoon P.L.C.                                               46,471    598,745             0.0%
                  J Sainsbury P.L.C.                                                  896,529  3,196,534             0.2%
*                 Jackpotjoy P.L.C.                                                    41,822    307,799             0.0%
                  James Fisher & Sons P.L.C.                                           27,270    566,919             0.0%
                  Jardine Lloyd Thompson Group P.L.C.                                  42,386    601,866             0.0%
                  JD Sports Fashion P.L.C.                                            144,120    831,053             0.0%
*                 Jimmy Choo P.L.C.                                                    19,165     47,161             0.0%
                  John Laing Group P.L.C.                                              28,771    107,085             0.0%
                  John Menzies P.L.C.                                                  44,633    400,027             0.0%
                  John Wood Group P.L.C.                                              158,290  1,556,002             0.1%
                  Johnson Matthey P.L.C.                                               22,833    880,747             0.0%
                  JRP Group P.L.C.                                                    181,712    292,401             0.0%
                  Jupiter Fund Management P.L.C.                                      142,007    873,516             0.0%
*                 KAZ Minerals P.L.C.                                                 217,989  1,421,754             0.1%
                  KCOM Group P.L.C.                                                   228,044    261,149             0.0%
                  Keller Group P.L.C.                                                  54,421    653,168             0.0%
                  Kier Group P.L.C.                                                    59,391  1,029,434             0.1%
                  Kingfisher P.L.C.                                                   221,681    980,704             0.1%
                  Ladbrokes Coral Group P.L.C                                         384,837    652,400             0.0%
                  Laird P.L.C.                                                        276,881    537,682             0.0%
*                 Lamprell P.L.C.                                                     166,629    228,746             0.0%
                  Lancashire Holdings, Ltd.                                            93,143    822,688             0.0%
                  Laura Ashley Holdings P.L.C.                                         45,699      8,282             0.0%
                  Legal & General Group P.L.C.                                        457,957  1,459,543             0.1%
*                 Liberty Global P.L.C. Class A                                        12,962    459,114             0.0%
*                 Liberty Global P.L.C. Series C                                       31,782  1,099,975             0.1%
*                 Liberty Global P.L.C. LiLAC Class A                                   1,733     37,208             0.0%
*                 Liberty Global P.L.C. LiLAC Class C                                   4,252     92,864             0.0%
                  Lloyds Banking Group P.L.C.                                       2,142,481  1,925,073             0.1%
#                 Lloyds Banking Group P.L.C. ADR                                     139,093    509,080             0.0%
                  London Stock Exchange Group P.L.C.                                   15,430    676,096             0.0%
*                 Lonmin P.L.C.                                                       229,955    327,639             0.0%
                  Lookers P.L.C.                                                      212,595    357,449             0.0%
                  Low & Bonar P.L.C.                                                   33,427     38,066             0.0%
                  LSL Property Services P.L.C.                                         11,670     31,103             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
                  Man Group P.L.C.                                                    860,598 $1,712,692             0.1%
                  Management Consulting Group P.L.C.                                   29,849      3,098             0.0%
                  Marks & Spencer Group P.L.C.                                        344,100  1,633,148             0.1%
                  Marshalls P.L.C.                                                     92,459    460,601             0.0%
                  Marston's P.L.C.                                                    545,675  1,010,289             0.1%
                  McBride P.L.C.                                                       96,334    240,804             0.0%
                  McCarthy & Stone P.L.C.                                             130,823    312,103             0.0%
                  Mears Group P.L.C.                                                   38,002    256,190             0.0%
                  Meggitt P.L.C.                                                      227,391  1,361,746             0.1%
                  Melrose Industries P.L.C.                                         1,702,272  5,210,991             0.2%
                  Merlin Entertainments P.L.C.                                         83,077    543,763             0.0%
                  Micro Focus International P.L.C.                                     32,220  1,079,526             0.1%
                  Millennium & Copthorne Hotels P.L.C.                                120,611    703,693             0.0%
                  Mitchells & Butlers P.L.C.                                          222,917    766,025             0.0%
#                 Mitie Group P.L.C.                                                  227,234    616,595             0.0%
                  MJ Gleeson P.L.C.                                                     1,630     14,176             0.0%
                  Mondi P.L.C.                                                         43,037  1,113,429             0.1%
                  Moneysupermarket.com Group P.L.C.                                   167,136    748,731             0.0%
                  Morgan Advanced Materials P.L.C.                                    141,589    612,163             0.0%
                  Morgan Sindall Group P.L.C.                                          20,115    276,319             0.0%
*                 Mothercare P.L.C.                                                    58,226     94,586             0.0%
                  N Brown Group P.L.C.                                                 95,836    296,098             0.0%
                  National Express Group P.L.C.                                       246,907  1,142,835             0.1%
                  NCC Group P.L.C.                                                     54,096     99,653             0.0%
                  NEX Group P.L.C.                                                    146,441  1,168,979             0.1%
                  Next P.L.C.                                                           6,961    388,031             0.0%
                  Northgate P.L.C.                                                    119,982    838,019             0.0%
                  Novae Group P.L.C.                                                   28,233    227,855             0.0%
#*                Ocado Group P.L.C.                                                   54,464    177,054             0.0%
                  Old Mutual P.L.C.                                                   454,998  1,142,767             0.1%
                  On the Beach Group P.L.C.                                            16,858     73,300             0.0%
                  OneSavings Bank P.L.C.                                               63,375    360,105             0.0%
*                 Ophir Energy P.L.C.                                                 543,483    604,542             0.0%
                  Oxford Instruments P.L.C.                                            18,136    232,434             0.0%
                  Pagegroup P.L.C.                                                    173,322  1,122,937             0.1%
                  Paragon Group of Cos. P.L.C. (The)                                  166,122  1,006,492             0.1%
                  PayPoint P.L.C.                                                      13,827    181,978             0.0%
*                 Paysafe Group P.L.C.                                                194,205  1,141,535             0.1%
                  Pearson P.L.C.                                                       15,716    129,636             0.0%
                  Pearson P.L.C. Sponsored ADR                                         42,859    351,444             0.0%
                  Pendragon P.L.C.                                                    549,279    248,965             0.0%
                  Pennon Group P.L.C.                                                  67,150    744,970             0.0%
                  Persimmon P.L.C.                                                     63,695  1,921,876             0.1%
*                 Petra Diamonds, Ltd.                                                388,682    653,145             0.0%
                  Petrofac, Ltd.                                                       84,960    895,395             0.0%
*                 Petropavlovsk P.L.C.                                                775,528     77,597             0.0%
                  Pets at Home Group P.L.C.                                            86,572    210,351             0.0%
                  Phoenix Group Holdings                                              183,112  1,751,264             0.1%
                  Photo-Me International P.L.C.                                       126,505    284,713             0.0%
                  Playtech P.L.C.                                                      67,189    834,454             0.0%
                  Polypipe Group P.L.C.                                                95,841    494,881             0.0%
                  Porvair P.L.C.                                                          501      3,414             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
*                 Premier Foods P.L.C.                                                838,133 $  464,824             0.0%
#*                Premier Oil P.L.C.                                                  452,754    364,681             0.0%
                  Provident Financial P.L.C.                                           19,723    818,648             0.0%
                  Prudential P.L.C.                                                    55,436  1,230,337             0.1%
                  Prudential P.L.C. ADR                                                 2,030     90,112             0.0%
*                 Punch Taverns P.L.C.                                                  6,980     15,841             0.0%
                  PZ Cussons P.L.C.                                                   116,196    504,184             0.0%
                  QinetiQ Group P.L.C.                                                293,228  1,115,868             0.1%
                  Randgold Resources, Ltd.                                             10,503    923,910             0.1%
                  Rank Group P.L.C.                                                    79,998    221,666             0.0%
                  Rathbone Brothers P.L.C.                                             20,357    620,543             0.0%
*                 Raven Russia, Ltd.                                                   26,852     17,144             0.0%
*                 REA Holdings P.L.C.                                                   1,822      8,360             0.0%
                  Reckitt Benckiser Group P.L.C.                                        6,876    633,537             0.0%
                  Redrow P.L.C.                                                       157,029  1,173,057             0.1%
                  RELX P.L.C.                                                          40,625    823,660             0.0%
#                 RELX P.L.C. Sponsored ADR                                            34,053    697,746             0.0%
                  Renewi P.L.C.                                                       333,888    421,944             0.0%
                  Renishaw P.L.C.                                                      12,802    566,269             0.0%
*                 Renold P.L.C.                                                        12,120      9,845             0.0%
                  Rentokil Initial P.L.C.                                             549,881  1,772,862             0.1%
                  Restaurant Group P.L.C. (The)                                       110,647    501,057             0.0%
                  Ricardo P.L.C.                                                       20,450    232,206             0.0%
                  Rightmove P.L.C.                                                     27,272  1,478,586             0.1%
                  Rio Tinto P.L.C.                                                      5,471    215,832             0.0%
                  Rio Tinto P.L.C. Sponsored ADR                                       62,149  2,474,773             0.1%
                  RM P.L.C.                                                             8,611     19,827             0.0%
                  Robert Walters P.L.C.                                                25,377    149,287             0.0%
                  Rolls-Royce Holdings P.L.C.(BYXYLJ2)                              8,919,517     11,553             0.0%
                  Rolls-Royce Holdings P.L.C.(B63H849)                                125,627  1,320,529             0.1%
                  Rotork P.L.C.                                                       258,251    822,685             0.0%
*                 Royal Bank of Scotland Group P.L.C.                                 179,218    615,289             0.0%
#*                Royal Bank of Scotland Group P.L.C. Sponsored ADR                    20,418    139,659             0.0%
                  Royal Dutch Shell P.L.C. Class A                                     64,269  1,668,974             0.1%
                  Royal Dutch Shell P.L.C. Class B                                      6,539    173,983             0.0%
                  Royal Dutch Shell P.L.C. Sponsored ADR, Class A                     152,592  7,963,766             0.4%
#                 Royal Dutch Shell P.L.C. Sponsored ADR, Class B                     100,626  5,445,879             0.3%
                  Royal Mail P.L.C.                                                   253,139  1,320,017             0.1%
                  RPC Group P.L.C.                                                    164,616  1,729,276             0.1%
                  RPS Group P.L.C.                                                    165,461    544,776             0.0%
                  RSA Insurance Group P.L.C.                                          138,238  1,066,495             0.1%
                  Saga P.L.C.                                                         378,274  1,026,802             0.1%
                  Sage Group P.L.C. (The)                                             118,808  1,031,265             0.1%
                  Sanne Group P.L.C.                                                   20,705    174,449             0.0%
                  Savills P.L.C.                                                       76,498    920,371             0.1%
                  Schroders P.L.C.(0239581)                                             4,732    142,133             0.0%
                  Schroders P.L.C.(0240549)                                             7,255    299,590             0.0%
                  SDL P.L.C.                                                           44,319    345,591             0.0%
                  Senior P.L.C.                                                       319,275    887,025             0.0%
*                 Sepura P.L.C.                                                         6,972      1,377             0.0%
*                 Serco Group P.L.C.                                                   31,940     47,797             0.0%
                  Severfield P.L.C.                                                    65,902     75,154             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
                  Severn Trent P.L.C.                                                  17,651 $  531,346             0.0%
*                 Shawbrook Group P.L.C.                                               13,473     59,758             0.0%
                  Shire P.L.C.                                                          8,763    516,655             0.0%
                  Shire P.L.C. ADR                                                      3,402    602,018             0.0%
                  SIG P.L.C.                                                          585,916    908,963             0.0%
                  Sky P.L.C.                                                           61,716    792,822             0.0%
                  Smith & Nephew P.L.C.                                                40,935    672,528             0.0%
                  Smith & Nephew P.L.C. Sponsored ADR                                  23,126    768,708             0.0%
                  Smiths Group P.L.C.                                                  55,681  1,183,692             0.1%
                  Soco International P.L.C.                                           152,615    289,273             0.0%
                  Spectris P.L.C.                                                      50,464  1,804,366             0.1%
                  Speedy Hire P.L.C.                                                  241,247    172,246             0.0%
                  Spirax-Sarco Engineering P.L.C.                                      21,792  1,467,369             0.1%
                  Spire Healthcare Group P.L.C.                                        58,921    258,096             0.0%
                  Spirent Communications P.L.C.                                       321,554    488,292             0.0%
*                 Sportech P.L.C.                                                       2,757      3,638             0.0%
*                 Sports Direct International P.L.C.                                  126,797    503,514             0.0%
                  SSE P.L.C.                                                           81,380  1,466,008             0.1%
                  SSP Group P.L.C.                                                     62,185    358,365             0.0%
                  St. Ives P.L.C.                                                      23,231     15,895             0.0%
                  St. James's Place P.L.C.                                             60,565    900,198             0.0%
                  St. Modwen Properties P.L.C.                                        152,212    720,769             0.0%
                  Stagecoach Group P.L.C.                                             147,789    389,819             0.0%
*                 Standard Chartered P.L.C.                                           355,770  3,324,811             0.2%
                  Standard Life P.L.C.                                                116,297    547,371             0.0%
                  Sthree P.L.C.                                                        54,551    229,386             0.0%
                  Stobart Group, Ltd.                                                  61,975    179,502             0.0%
                  Stock Spirits Group P.L.C.                                           16,635     37,754             0.0%
                  SuperGroup P.L.C.                                                    23,601    487,259             0.0%
                  Synthomer P.L.C.                                                    166,018  1,063,926             0.1%
#                 TalkTalk Telecom Group P.L.C.                                       176,147    440,651             0.0%
                  Tate & Lyle P.L.C.                                                  200,729  1,968,496             0.1%
                  Taylor Wimpey P.L.C.                                                790,495  2,047,609             0.1%
                  Ted Baker P.L.C.                                                     10,883    393,614             0.0%
                  Telecom Plus P.L.C.                                                  40,680    661,142             0.0%
*                 Tesco P.L.C.                                                        449,902  1,067,713             0.1%
                  Thomas Cook Group P.L.C.                                            850,887  1,054,868             0.1%
                  Topps Tiles P.L.C.                                                   57,768     77,609             0.0%
                  TP ICAP P.L.C.                                                      212,224  1,261,070             0.1%
                  Travis Perkins P.L.C.                                                56,837  1,185,389             0.1%
                  Trifast P.L.C.                                                       26,856     78,406             0.0%
                  Trinity Mirror P.L.C.                                               269,168    382,881             0.0%
                  TT Electronics P.L.C.                                                74,345    198,430             0.0%
                  TUI AG(B11LJN4)                                                      44,549    648,104             0.0%
                  TUI AG(5666292)                                                      86,705  1,257,077             0.1%
#*                Tullow Oil P.L.C.                                                 1,270,443  3,446,726             0.2%
                  U & I Group P.L.C.                                                   76,611    188,609             0.0%
                  UBM P.L.C.                                                          174,590  1,605,768             0.1%
                  UDG Healthcare P.L.C.                                               104,413  1,011,289             0.1%
                  Ultra Electronics Holdings P.L.C.                                    38,890  1,052,646             0.1%
                  Unite Group P.L.C. (The)                                             20,717    173,647             0.0%
                  United Utilities Group P.L.C.                                        36,035    454,121             0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                     SHARES      VALUE++     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
UNITED KINGDOM -- (Continued)
*                 Vectura Group P.L.C.                                                375,196 $      685,867             0.0%
                  Vedanta Resources P.L.C.                                             58,676        525,138             0.0%
                  Vesuvius P.L.C.                                                     228,503      1,570,990             0.1%
                  Victrex P.L.C.                                                       43,643      1,082,546             0.1%
                  Virgin Money Holdings UK P.L.C.                                     173,041        711,296             0.0%
                  Vitec Group P.L.C. (The)                                              8,793         97,075             0.0%
                  Vodafone Group P.L.C.                                               935,888      2,410,510             0.1%
                  Vodafone Group P.L.C. Sponsored ADR                                 142,624      3,735,327             0.2%
*                 Volex P.L.C.                                                          2,165          1,164             0.0%
                  Weir Group P.L.C. (The)                                              72,797      1,875,634             0.1%
                  WH Smith P.L.C.                                                      39,970        915,441             0.0%
                  Whitbread P.L.C.                                                     15,605        815,316             0.0%
                  William Hill P.L.C.                                                 467,270      1,775,364             0.1%
                  Wincanton P.L.C.                                                     30,932        110,728             0.0%
*                 Wizz Air Holdings P.L.C.                                              3,856         88,215             0.0%
                  WM Morrison Supermarkets P.L.C.                                   1,327,157      4,122,680             0.2%
                  Wolseley P.L.C.                                                      14,580        926,662             0.1%
                  Worldpay Group P.L.C.                                                87,288        338,988             0.0%
                  WPP P.L.C.                                                            6,645        142,293             0.0%
#                 WPP P.L.C. Sponsored ADR                                             10,444      1,118,552             0.1%
                  WS Atkins P.L.C.                                                     36,539      1,016,464             0.1%
                  Xaar P.L.C.                                                          27,006        131,405             0.0%
                  XP Power, Ltd.                                                        3,483        119,301             0.0%
                  ZPG P.L.C.                                                           22,573        108,135             0.0%
                                                                                              -------------- ---------------
TOTAL UNITED KINGDOM                                                                             337,864,391            15.4%
                                                                                              -------------- ---------------
UNITED STATES -- (0.0%)
                  Sapiens International Corp. NV                                        6,010         74,063             0.0%
*                 TechnipFMC P.L.C.                                                     3,106         93,376             0.0%
                                                                                              -------------- ---------------
TOTAL UNITED STATES                                                                                  167,439             0.0%
                                                                                              -------------- ---------------
TOTAL COMMON STOCKS                                                                            2,167,968,700            98.8%
                                                                                              -------------- ---------------
PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
                  Bayerische Motoren Werke AG                                           6,663        547,947             0.0%
                  Biotest AG                                                           12,291        263,675             0.0%
                  Draegerwerk AG & Co. KGaA                                             5,906        646,407             0.1%
                  Fuchs Petrolub SE                                                    12,294        634,115             0.1%
                  Henkel AG & Co. KGaA                                                  2,922        397,578             0.0%
                  Jungheinrich AG                                                      18,135        631,464             0.0%
                  Porsche Automobil Holding SE                                         16,777        981,878             0.1%
#                 Sartorius AG                                                          5,992        548,579             0.0%
                  Sixt SE                                                              11,719        523,561             0.0%
                  STO SE & Co. KGaA                                                       655         75,234             0.0%
                  Villeroy & Boch AG                                                    5,395        113,410             0.0%
                  Volkswagen AG                                                        25,998      4,127,097             0.2%
                                                                                              -------------- ---------------
TOTAL GERMANY                                                                                      9,490,945             0.5%
                                                                                              -------------- ---------------
UNITED KINGDOM -- (0.0%)
                  McBride P.L.C                                                     1,348,676          1,747             0.0%
                                                                                              -------------- ---------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                                PERCENTAGE
                                                                                      SHARES      VALUE++     OF NET ASSETS**
                                                                                    ---------- -------------- ---------------
TOTAL PREFERRED STOCKS                                                                              9,492,692             0.5%
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*                 Centrebet International, Ltd. Claim Units Rights                       6,648 $           --             0.0%
*                 Centrebet International, Ltd. Litigation Rights                        6,648             --             0.0%
*                 TPG Telecom, Ltd. Rights 5/12/17                                       2,973             --             0.0%
                                                                                               -------------- ---------------
TOTAL AUSTRALIA                                                                                            --             0.0%
                                                                                               -------------- ---------------
AUSTRIA -- (0.0%)
*                 Intercell AG Rights 5/16/13                                            1,270             --             0.0%
                                                                                               -------------- ---------------
CANADA -- (0.0%)
*                 QLT, Inc. Warrants 11/23/17                                            3,731             --             0.0%
*                 QLT, Inc. Warrants 11/23/17 Class A                                    3,731             --             0.0%
                                                                                               -------------- ---------------
TOTAL CANADA                                                                                               --             0.0%
                                                                                               -------------- ---------------
FRANCE -- (0.0%)
*                 Maurel et prom Rights 12/31/00                                       105,117             --             0.0%
                                                                                               -------------- ---------------
HONG KONG -- (0.0%)
*                 International Standard Resources Holdings, Ltd. Warrants 5/10/18     324,900             --             0.0%
                                                                                               -------------- ---------------
ITALY -- (0.0%)
#*                d'Amico International Shipping SA Rights 5/18/17                     121,883          6,134             0.0%
                                                                                               -------------- ---------------
UNITED KINGDOM -- (0.0%)
*                 Cobham P.L.C. Rights 5/4/17                                          252,159        186,160             0.0%
                                                                                               -------------- ---------------
TOTAL RIGHTS/WARRANTS                                                                                 192,294             0.0%
                                                                                               -------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                     2,177,653,686
                                                                                               --------------

                                                                                                  VALUE+
                                                                                               --------------
SECURITIES LENDING COLLATERAL -- (8.8%)
(S)@              DFA Short Term Investment Fund                                    18,077,958    209,216,208             9.5%
                                                                                               -------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,081,306,051)                                            $2,386,869,894           108.8%
                                                                                               ============== ===============

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  --------------------------------------------------
                                                                    LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                                  ------------ -------------- ------- --------------
Common Stocks
   Australia                                                      $  2,960,204 $  133,299,365      -- $  136,259,569
   Austria                                                                  --     16,311,588      --     16,311,588
   Belgium                                                             727,907     36,015,421      --     36,743,328
   Canada                                                          187,273,032         20,931      --    187,293,963
   China                                                                    --        522,183      --        522,183
   Denmark                                                                  --     44,458,076      --     44,458,076
   Finland                                                                  --     46,928,449      --     46,928,449
   France                                                              629,772    144,562,664      --    145,192,436
   Germany                                                           4,555,380    130,931,772      --    135,487,152
   Hong Kong                                                           288,280     70,561,084      --     70,849,364
   Ireland                                                           2,502,593      9,956,176      --     12,458,769
   Israel                                                            1,852,867     16,296,547      --     18,149,414
   Italy                                                               531,410     67,879,377      --     68,410,787
   Japan                                                             8,233,934    525,103,686      --    533,337,620
   Netherlands                                                       7,138,089     54,365,192      --     61,503,281
   New Zealand                                                           7,022     10,920,176      --     10,927,198
   Norway                                                              344,745     20,398,214      --     20,742,959
   Portugal                                                                 --      6,127,004      --      6,127,004
   Singapore                                                                --     27,194,279      --     27,194,279
   Spain                                                             2,931,430     46,609,576      --     49,541,006
   Sweden                                                              176,450     62,239,913      --     62,416,363
   Switzerland                                                      11,613,566    127,468,516      --    139,082,082
   United Kingdom                                                   54,251,673    283,612,718      --    337,864,391
   United States                                                            --        167,439      --        167,439
Preferred Stocks
   Germany                                                                  --      9,490,945      --      9,490,945
   United Kingdom                                                           --          1,747      --          1,747
Rights/Warrants
   Italy                                                                    --          6,134      --          6,134
   United Kingdom                                                           --        186,160      --        186,160
Securities Lending Collateral                                               --    209,216,208      --    209,216,208
                                                                  ------------ -------------- ------- --------------
TOTAL                                                             $286,018,354 $2,100,851,540      -- $2,386,869,894
                                                                  ============ ============== ======= ==============

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
COMMON STOCKS -- (96.7%)
AUSTRALIA -- (4.1%)
                  Ainsworth Game Technology, Ltd.                                    27,497 $ 38,288             0.0%
*                 Alkane Resources, Ltd.                                             43,162    8,090             0.0%
                  Ansell, Ltd.                                                       18,921  336,812             0.1%
                  APN News & Media, Ltd.                                             44,205   82,385             0.0%
#*                Arrium, Ltd.                                                      378,352        2             0.0%
*                 Atlas Iron, Ltd.                                                  458,416    5,453             0.0%
                  AUB Group, Ltd.                                                     4,290   38,834             0.0%
                  Ausdrill, Ltd.                                                     41,066   41,970             0.0%
                  Austal, Ltd.                                                       38,205   48,966             0.0%
*                 Australian Agricultural Co., Ltd.                                  65,148   84,053             0.0%
                  Australian Pharmaceutical Industries, Ltd.                         47,698   79,527             0.0%
                  Auswide Bank, Ltd.                                                  2,707   10,530             0.0%
                  Automotive Holdings Group, Ltd.                                    37,184  103,762             0.0%
*                 AWE, Ltd.                                                          99,671   33,883             0.0%
                  Bank of Queensland, Ltd.                                           53,029  474,457             0.1%
*                 Base Resources, Ltd.                                               23,646    5,647             0.0%
                  Beach Energy, Ltd.                                                273,919  150,399             0.1%
*                 Beadell Resources, Ltd.                                            87,397   15,013             0.0%
                  Bega Cheese, Ltd.                                                   7,919   35,524             0.0%
                  Bendigo & Adelaide Bank, Ltd.                                      62,087  571,368             0.2%
*                 Billabong International, Ltd.                                      13,437   11,212             0.0%
                  BlueScope Steel, Ltd.                                              88,385  772,214             0.2%
                  Boral, Ltd.                                                       149,841  690,699             0.2%
                  Brickworks, Ltd.                                                    5,390   59,397             0.0%
                  Cabcharge Australia, Ltd.                                          19,549   38,494             0.0%
*                 Cardno, Ltd.                                                       46,369   46,203             0.0%
                  Cash Converters International, Ltd.                                33,510    6,884             0.0%
                  Cedar Woods Properties, Ltd.                                        6,602   26,461             0.0%
                  Challenger, Ltd.                                                   73,657  727,502             0.2%
                  Cleanaway Waste Management, Ltd.                                  276,072  262,155             0.1%
                  Codan, Ltd.                                                        10,864   17,822             0.0%
                  CSR, Ltd.                                                          61,506  225,536             0.1%
                  Decmil Group, Ltd.                                                 14,342    8,410             0.0%
                  Donaco International, Ltd.                                         33,958   12,357             0.0%
*                 Doray Minerals, Ltd.                                               22,135    4,918             0.0%
                  Downer EDI, Ltd.                                                  110,142  484,001             0.1%
                  Eclipx Group, Ltd.                                                 20,271   58,493             0.0%
*                 Energy Resources of Australia, Ltd.                                28,219   12,699             0.0%
*                 Energy World Corp., Ltd.                                           74,723   20,972             0.0%
                  EQT Holdings, Ltd.                                                  1,803   23,671             0.0%
                  Estia Health, Ltd.                                                  7,349   16,843             0.0%
                  Event Hospitality and Entertainment, Ltd.                          11,905  115,831             0.0%
                  Evolution Mining, Ltd.                                            154,299  268,188             0.1%
                  Fairfax Media, Ltd.                                               323,438  256,412             0.1%
                  Finbar Group, Ltd.                                                 16,583   10,054             0.0%
*                 Fleetwood Corp., Ltd.                                              13,313   19,954             0.0%
                  Flight Centre Travel Group, Ltd.                                    5,459  128,405             0.1%
                  G8 Education, Ltd.                                                 24,708   68,363             0.0%
                  Genworth Mortgage Insurance Australia, Ltd.                        14,516   35,698             0.0%
                  GrainCorp, Ltd. Class A                                            25,710  171,463             0.1%
                  Greencross, Ltd.                                                   10,773   54,814             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
AUSTRALIA -- (Continued)
                  GWA Group, Ltd.                                                    30,347 $ 70,872             0.0%
                  Harvey Norman Holdings, Ltd.                                       43,832  137,485             0.1%
                  Healthscope, Ltd.                                                  69,108  114,135             0.0%
                  HFA Holdings, Ltd.                                                 21,454   38,362             0.0%
*                 Hills, Ltd.                                                        49,821    7,270             0.0%
*                 Huon Aquaculture Group, Ltd.                                        4,197   15,032             0.0%
                  Iluka Resources, Ltd.                                              42,127  264,728             0.1%
*                 Imdex, Ltd.                                                        47,634   22,068             0.0%
                  IMF Bentham, Ltd.                                                  15,552   22,466             0.0%
                  Incitec Pivot, Ltd.                                               229,347  649,775             0.2%
                  Independence Group NL                                              49,883  122,210             0.0%
                  Integral Diagnostics, Ltd.                                          9,719    9,456             0.0%
                  IOOF Holdings, Ltd.                                                32,932  217,079             0.1%
                  iSelect, Ltd.                                                      25,043   37,271             0.0%
                  Japara Healthcare, Ltd.                                            17,304   26,806             0.0%
*                 Kingsgate Consolidated, Ltd.                                       27,223    4,613             0.0%
                  MACA, Ltd.                                                         17,137   21,288             0.0%
*                 Macmahon Holdings, Ltd.                                           171,639   19,915             0.0%
                  Mantra Group, Ltd.                                                 42,321   89,289             0.0%
                  MaxiTRANS Industries, Ltd.                                         10,366    5,305             0.0%
*                 Mayne Pharma Group, Ltd.                                          107,210  107,805             0.0%
                  McPherson's, Ltd.                                                   8,077    8,109             0.0%
*                 Medusa Mining, Ltd.                                                16,023    4,543             0.0%
                  Melbourne IT, Ltd.                                                 11,049   17,798             0.0%
*                 Mesoblast, Ltd.                                                    17,714   41,772             0.0%
*                 Metals X, Ltd.                                                     34,733   19,140             0.0%
*                 Metcash, Ltd.                                                     124,355  200,202             0.1%
                  Michael Hill International, Ltd.                                   12,726   11,559             0.0%
                  Mineral Resources, Ltd.                                            21,427  171,367             0.1%
*                 MMA Offshore, Ltd.                                                 42,130    6,946             0.0%
                  Money3 Corp., Ltd.                                                  7,843    8,129             0.0%
                  Myer Holdings, Ltd.                                               138,660  115,211             0.0%
                  MyState, Ltd.                                                       7,129   25,090             0.0%
                  New Hope Corp., Ltd.                                               15,107   18,995             0.0%
                  Nine Entertainment Co. Holdings, Ltd.                              89,843   82,727             0.0%
*                 NRW Holdings, Ltd.                                                 46,598   19,464             0.0%
                  Nufarm, Ltd.                                                       26,917  204,576             0.1%
                  Orica, Ltd.                                                        46,842  648,973             0.2%
                  Orora, Ltd.                                                       110,588  249,344             0.1%
                  OZ Minerals, Ltd.                                                  53,914  286,274             0.1%
                  Pacific Current Group, Ltd.                                         2,637   10,241             0.0%
*                 Paladin Energy, Ltd.                                              233,089   18,326             0.0%
*                 Panoramic Resources, Ltd.                                          69,619   14,538             0.0%
                  Peet, Ltd.                                                         31,208   28,975             0.0%
                  Pepper Group, Ltd.                                                  8,621   18,165             0.0%
*                 Perseus Mining, Ltd.                                               94,919   20,965             0.0%
                  PMP, Ltd.                                                          46,886   23,322             0.0%
                  Premier Investments, Ltd.                                          11,030  108,166             0.0%
                  Primary Health Care, Ltd.                                          92,054  233,412             0.1%
                  Prime Media Group, Ltd.                                            41,520    9,341             0.0%
                  Programmed Maintenance Services, Ltd.                              40,720   52,411             0.0%
                  Qantas Airways, Ltd.                                               50,688  160,674             0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
AUSTRALIA -- (Continued)
                  Qube Holdings, Ltd.                                                98,011 $   192,675             0.1%
                  Quintis, Ltd.                                                      48,109      43,251             0.0%
*                 Ramelius Resources, Ltd.                                           71,883      21,743             0.0%
                  RCG Corp., Ltd.                                                    29,493      18,314             0.0%
                  RCR Tomlinson, Ltd.                                                13,290      28,224             0.0%
*                 Red 5, Ltd.                                                       119,318       2,860             0.0%
                  Reject Shop, Ltd. (The)                                             2,597       8,262             0.0%
                  Resolute Mining, Ltd.                                              84,672      78,617             0.0%
                  Retail Food Group, Ltd.                                            15,756      64,367             0.0%
                  Ridley Corp., Ltd.                                                 58,051      62,167             0.0%
                  Sandfire Resources NL                                              14,988      64,900             0.0%
*                 Santos, Ltd.                                                      243,160     631,267             0.2%
                  Select Harvests, Ltd.                                               4,294      17,479             0.0%
*                 Senex Energy, Ltd.                                                136,162      32,474             0.0%
                  Service Stream, Ltd.                                               28,905      25,118             0.0%
                  Seven Group Holdings, Ltd.                                         19,812     164,352             0.1%
                  Seven West Media, Ltd.                                            174,143      96,363             0.0%
                  Shine Corporate, Ltd.                                              11,756       4,675             0.0%
                  Sigma Pharmaceuticals, Ltd.                                       103,482      96,882             0.0%
#*                Silver Lake Resources, Ltd.                                        59,868      21,400             0.0%
                  Sims Metal Management, Ltd.                                        10,901     100,077             0.0%
*                 Sino Gas & Energy Holdings, Ltd.                                  164,745      11,431             0.0%
*                 Slater & Gordon, Ltd.                                              32,286       2,224             0.0%
                  SMS Management & Technology, Ltd.                                  10,490      12,564             0.0%
                  Southern Cross Media Group, Ltd.                                   91,893      88,816             0.0%
                  Spotless Group Holdings, Ltd.                                     111,756      90,293             0.0%
                  Star Entertainment Grp, Ltd. (The)                                 94,829     394,985             0.1%
                  Steadfast Group, Ltd.                                              89,244     181,460             0.1%
*                 Sundance Energy Australia, Ltd.                                   118,688       8,862             0.0%
                  Sunland Group, Ltd.                                                37,093      47,984             0.0%
                  Tassal Group, Ltd.                                                 23,243      77,598             0.0%
*                 Ten Network Holdings, Ltd.                                         17,391       3,519             0.0%
                  Thorn Group, Ltd.                                                  18,023      17,332             0.0%
                  Tox Free Solutions, Ltd.                                           21,565      35,674             0.0%
                  Treasury Wine Estates, Ltd.                                        73,813     662,720             0.2%
*                 Troy Resources, Ltd.                                               40,490       3,982             0.0%
                  Villa World, Ltd.                                                  20,592      35,771             0.0%
                  Village Roadshow, Ltd.                                             14,192      38,549             0.0%
*                 Virgin Australia Holdings, Ltd.                                   192,840      26,735             0.0%
                  Virtus Health, Ltd.                                                 7,928      34,566             0.0%
                  Vocus Group, Ltd.                                                  45,092     113,675             0.0%
*                 Watpac, Ltd.                                                       13,941       7,660             0.0%
                  Webster, Ltd.                                                      12,558      12,872             0.0%
*                 Western Areas, Ltd.                                                30,419      50,485             0.0%
*                 Westgold Resources, Ltd.                                           17,366      25,397             0.0%
*                 Whitehaven Coal, Ltd.                                              70,153     143,500             0.1%
*                 WorleyParsons, Ltd.                                                28,275     238,835             0.1%
                  WPP AUNZ, Ltd.                                                     45,871      40,006             0.0%
                                                                                            ----------- ---------------
TOTAL AUSTRALIA                                                                              15,846,035             4.2%
                                                                                            ----------- ---------------
AUSTRIA -- (0.7%)
                  Agrana Beteiligungs AG                                                606      63,744             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
AUSTRIA -- (Continued)
#                 Austria Technologie & Systemtechnik AG                             3,898 $   42,115             0.0%
                  BUWOG AG                                                          11,983    323,614             0.1%
                  EVN AG                                                             4,482     59,361             0.0%
*                 FACC AG                                                            3,572     27,100             0.0%
                  Oberbank AG                                                          337     26,736             0.0%
                  OMV AG                                                             4,790    220,633             0.1%
                  POLYTEC Holding AG                                                 1,713     29,910             0.0%
*                 Raiffeisen Bank International AG                                  19,986    455,605             0.1%
                  Strabag SE                                                         2,179     89,113             0.0%
                  UBM Development AG                                                   377     14,105             0.0%
                  UNIQA Insurance Group AG                                          21,573    180,019             0.1%
                  Verbund AG                                                        11,531    191,437             0.1%
                  Vienna Insurance Group AG Wiener Versicherung Gruppe               4,936    128,043             0.0%
                  Voestalpine AG                                                    10,404    433,736             0.1%
                  Wienerberger AG                                                   21,092    493,812             0.1%
                                                                                           ---------- ---------------
TOTAL AUSTRIA                                                                               2,779,083             0.7%
                                                                                           ---------- ---------------
BELGIUM -- (1.0%)
                  Ackermans & van Haaren NV                                          3,236    529,627             0.2%
                  Ageas                                                             30,934  1,266,618             0.3%
*                 AGFA-Gevaert NV                                                   28,037    142,329             0.0%
                  Atenor                                                               509     27,174             0.0%
                  Banque Nationale de Belgique                                          33    108,020             0.0%
                  Bekaert SA                                                         4,561    229,576             0.1%
                  Cie d'Entreprises CFE                                                681     99,250             0.0%
*                 Cie Immobiliere de Belgique SA                                       129      8,148             0.0%
                  D'ieteren SA                                                       4,156    202,771             0.1%
                  Deceuninck NV                                                      9,678     29,330             0.0%
                  Euronav NV                                                        22,107    175,483             0.1%
                  Exmar NV                                                           6,712     43,108             0.0%
                  Jensen-Group NV                                                      718     34,361             0.0%
#*                Nyrstar NV                                                        13,228     74,874             0.0%
                  Ontex Group NV                                                    10,105    337,154             0.1%
*                 Orange Belgium SA                                                  3,876     80,851             0.0%
                  Picanol                                                              158     15,401             0.0%
                  Proximus SADP                                                      1,380     42,206             0.0%
                  RealDolmen                                                           571     15,932             0.0%
                  Recticel SA                                                        6,513     54,247             0.0%
                  Resilux                                                              145     24,446             0.0%
                  Roularta Media Group NV                                              879     25,997             0.0%
*                 Sapec                                                                 81     14,819             0.0%
                  Sioen Industries NV                                                1,340     44,639             0.0%
                  TER Beke SA                                                           72     14,078             0.0%
*                 Tessenderlo Chemie NV                                              4,143    170,046             0.1%
                  Umicore SA                                                           748     43,823             0.0%
                                                                                           ---------- ---------------
TOTAL BELGIUM                                                                               3,854,308             1.0%
                                                                                           ---------- ---------------
BRAZIL -- (1.5%)
                  Aliansce Shopping Centers SA                                      20,578     97,702             0.0%
*                 B2W Cia Digital(B1LH3Y1)                                          25,342    106,827             0.0%
*                 B2W Cia Digital(BDFZQZ7)                                           8,139     33,668             0.0%
*                 Brasil Brokers Participacoes SA                                   19,600     10,065             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
BRAZIL -- (Continued)
                  BrasilAgro - Co. Brasileira de Propriedades Agricolas               5,300 $ 21,357             0.0%
                  Cia de Locacao das Americas                                         4,300   12,193             0.0%
*                 Cia Siderurgica Nacional SA                                        90,600  221,216             0.1%
                  Construtora Tenda SA                                                5,421   15,064             0.0%
*                 Cosan Logistica SA                                                 22,700   47,201             0.0%
                  Cyrela Brazil Realty SA Empreendimentos e Participacoes            60,800  252,850             0.1%
                  Direcional Engenharia SA                                           18,100   34,785             0.0%
                  Duratex SA                                                         51,957  146,178             0.1%
                  Embraer SA                                                         59,389  287,398             0.1%
                  Embraer SA ADR                                                     17,660  339,072             0.1%
                  Estacio Participacoes SA                                           37,900  212,901             0.1%
*                 Eternit SA                                                         23,800    9,673             0.0%
                  Even Construtora e Incorporadora SA                                55,700   77,916             0.0%
                  Ez Tec Empreendimentos e Participacoes SA                          12,204   78,129             0.0%
                  Fibria Celulose SA                                                 38,805  359,436             0.1%
                  Fras-Le SA                                                          7,200   10,344             0.0%
                  GAEC Educacao SA                                                    6,600   27,863             0.0%
                  Gafisa SA                                                           5,422   31,071             0.0%
                  Gerdau SA                                                          20,900   63,673             0.0%
                  Grendene SA                                                        11,400   88,534             0.0%
                  Guararapes Confeccoes SA                                            1,400   39,481             0.0%
                  Helbor Empreendimentos SA                                          34,944   27,853             0.0%
                  Iguatemi Empresa de Shopping Centers SA                            11,300  118,089             0.1%
*                 International Meal Co. Alimentacao SA                              29,500   56,880             0.0%
                  Iochpe Maxion SA                                                   20,026  105,428             0.0%
*                 JHSF Participacoes SA                                              40,400   30,802             0.0%
                  Kepler Weber SA                                                     3,700   29,236             0.0%
                  Kroton Educacional SA                                             178,300  839,806             0.2%
*                 Magnesita Refratarios SA                                            5,640   48,243             0.0%
                  Mahle-Metal Leve SA                                                 4,400   28,016             0.0%
                  Marcopolo SA                                                       17,100   11,314             0.0%
*                 Marisa Lojas SA                                                     8,600   22,624             0.0%
*                 Mills Estruturas e Servicos de Engenharia SA                       12,900   14,184             0.0%
                  MRV Engenharia e Participacoes SA                                  60,900  305,838             0.1%
                  Porto Seguro SA                                                    22,384  202,539             0.1%
                  Portobello SA                                                      14,500   13,202             0.0%
*                 Profarma Distribuidora de Produtos Farmaceuticos SA                 3,000   10,539             0.0%
*                 Restoque Comercio e Confeccoes de Roupas SA                        14,800   21,449             0.0%
*                 Rumo SA                                                           119,571  328,872             0.1%
*                 Santos Brasil Participacoes SA                                     33,000   24,432             0.0%
                  Sao Martinho SA                                                    17,400   97,579             0.0%
                  Ser Educacional SA                                                  2,810   21,690             0.0%
                  SLC Agricola SA                                                    10,400   64,221             0.0%
*                 Springs Global Participacoes SA                                     5,000   14,130             0.0%
                  Sul America SA                                                     54,281  287,134             0.1%
                  T4F Entretenimento SA                                               4,600    9,116             0.0%
                  Technos SA                                                          7,300   10,350             0.0%
                  Tecnisa SA(B1N9YM0)                                                26,600   23,800             0.0%
*                 Tecnisa SA(BYQ1XZ0)                                                 5,611    5,020             0.0%
*                 Tegma Gestao Logistica SA                                           6,500   26,704             0.0%
                  TPI - Triunfo Participacoes e Investimentos SA                      7,000    8,469             0.0%
                  Tupy SA                                                             9,100   43,722             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
BRAZIL -- (Continued)
*                 Usinas Siderurgicas de Minas Gerais SA                             19,900 $   55,047             0.0%
                  Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
                    Identificacao SA                                                  4,236     29,961             0.0%
                  Via Varejo SA                                                      35,229    132,190             0.1%
                                                                                            ---------- ---------------
TOTAL BRAZIL                                                                                 5,693,076             1.5%
                                                                                            ---------- ---------------
CANADA -- (6.1%)
*                 5N Plus, Inc.                                                       6,300      9,000             0.0%
                  Acadian Timber Corp.                                                1,500     19,856             0.0%
*                 Advantage Oil & Gas, Ltd.                                          36,000    226,541             0.1%
                  Aecon Group, Inc.                                                  12,000    142,324             0.0%
                  AGF Management, Ltd. Class B                                       13,600     67,948             0.0%
#                 AirBoss of America Corp.                                            1,400     12,717             0.0%
                  AKITA Drilling, Ltd. Class A                                        1,700     10,835             0.0%
*                 Alacer Gold Corp.                                                  45,623     72,192             0.0%
                  Alamos Gold, Inc. Class A(BZ3DNP6)                                 46,700    334,243             0.1%
                  Alamos Gold, Inc. Class A(011532108)                                1,380      9,881             0.0%
                  Alaris Royalty Corp.                                                5,200     82,930             0.0%
                  Algoma Central Corp.                                                1,800     16,377             0.0%
                  Algonquin Power & Utilities Corp.                                   9,932     94,078             0.0%
*                 Amaya, Inc.(02314M108)                                              8,457    150,535             0.0%
*                 Amaya, Inc.(BT8J595)                                                1,600     28,424             0.0%
*                 Americas Silver Corp.                                               3,900     11,428             0.0%
*                 Amerigo Resources, Ltd.                                            25,000     11,355             0.0%
*                 Argonaut Gold, Inc.                                                21,965     35,400             0.0%
#*                Athabasca Oil Corp.                                                72,502     73,296             0.0%
*                 ATS Automation Tooling Systems, Inc.                               14,973    142,814             0.0%
                  AutoCanada, Inc.                                                    5,578     95,946             0.0%
#*                Avigilon Corp.                                                      3,100     36,563             0.0%
*                 B2Gold Corp.                                                      133,000    334,193             0.1%
*                 Banro Corp.                                                        40,900      4,944             0.0%
#*                Baytex Energy Corp.                                                37,269    112,758             0.0%
#*                Bellatrix Exploration, Ltd.                                        66,000     49,317             0.0%
                  Birchcliff Energy, Ltd.                                            40,945    210,267             0.1%
                  Black Diamond Group, Ltd.                                           6,900     19,562             0.0%
*                 BlackPearl Resources, Inc.                                         43,500     38,559             0.0%
                  Bonavista Energy Corp.                                             43,711     91,902             0.0%
                  Bonterra Energy Corp.                                               4,506     63,907             0.0%
*                 Calfrac Well Services, Ltd.                                        17,300     43,977             0.0%
                  Callidus Capital Corp.                                              2,200     27,672             0.0%
                  Cameco Corp.(13321L108)                                            35,376    339,256             0.1%
                  Cameco Corp.(2166160)                                              29,021    278,294             0.1%
*                 Canaccord Genuity Group, Inc.                                      20,800     77,559             0.0%
                  Canadian Energy Services & Technology Corp.                        12,873     60,826             0.0%
                  Canadian Western Bank                                              14,630    287,552             0.1%
                  Canam Group, Inc.                                                   6,900     61,516             0.0%
*                 Canfor Corp.                                                       12,000    180,213             0.1%
                  Canfor Pulp Products, Inc.                                          5,700     49,398             0.0%
                  CanWel Building Materials Group, Ltd.                               4,900     21,251             0.0%
*                 Canyon Services Group, Inc.                                        15,535     72,039             0.0%
*                 Capstone Mining Corp.                                              75,200     58,395             0.0%
                  Cascades, Inc.                                                     17,400    209,557             0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
CANADA -- (Continued)
*                 Celestica, Inc.(2263362)                                            5,000 $ 71,243             0.0%
*                 Celestica, Inc.(15101Q108)                                         13,739  195,781             0.1%
                  Centerra Gold, Inc.                                                38,696  199,851             0.1%
*                 Cequence Energy, Ltd.                                              27,500    4,936             0.0%
                  Cervus Equipment Corp.                                              1,000    9,018             0.0%
                  Chesswood Group, Ltd.                                               1,300   13,104             0.0%
*                 China Gold International Resources Corp., Ltd.                     49,049   72,942             0.0%
                  Cogeco Communications, Inc.                                           600   34,333             0.0%
                  Cogeco, Inc.                                                        1,200   60,077             0.0%
*                 Copper Mountain Mining Corp.                                       17,600   11,604             0.0%
                  Corus Entertainment, Inc. Class B                                  19,485  191,274             0.1%
                  Cott Corp.(2228952)                                                15,120  198,934             0.1%
                  Cott Corp.(22163N106)                                               1,100   14,487             0.0%
                  Crescent Point Energy Corp.                                        60,702  600,772             0.2%
*                 Crew Energy, Inc.                                                  24,600   74,068             0.0%
#*                Delphi Energy Corp.                                                28,000   27,486             0.0%
*                 Detour Gold Corp.                                                   2,142   27,068             0.0%
                  DH Corp.                                                           11,311  210,385             0.1%
                  Dominion Diamond Corp.(257287102)                                   5,599   68,084             0.0%
                  Dominion Diamond Corp.(B95LX89)                                    10,500  127,611             0.0%
                  Dorel Industries, Inc. Class B                                      6,200  148,976             0.0%
*                 Dundee Precious Metals, Inc.                                       28,300   56,598             0.0%
                  E-L Financial Corp., Ltd.                                             100   59,851             0.0%
                  ECN Capital Corp.                                                  37,500  102,194             0.0%
                  Eldorado Gold Corp.                                               126,827  463,622             0.1%
                  Empire Co., Ltd. Class A                                           19,556  301,280             0.1%
                  Enbridge Income Fund Holdings, Inc.                                 9,700  238,050             0.1%
*                 Endeavour Mining Corp.                                              9,200  151,778             0.1%
                  Enerflex, Ltd.                                                     13,370  188,446             0.1%
*                 Energy Fuels, Inc.                                                 11,000   19,179             0.0%
                  Enerplus Corp.                                                     34,487  248,853             0.1%
                  Ensign Energy Services, Inc.                                       27,262  151,583             0.1%
#                 Equitable Group, Inc.                                               2,253   60,226             0.0%
*                 Essential Energy Services Trust                                    18,500    8,267             0.0%
                  Exchange Income Corp.                                                 600   15,406             0.0%
                  Exco Technologies, Ltd.                                             4,000   33,171             0.0%
                  Fiera Capital Corp.                                                 5,000   52,159             0.0%
                  Finning International, Inc.                                        24,100  458,325             0.1%
#*                First Majestic Silver Corp.                                        12,484  101,515             0.0%
                  First Quantum Minerals, Ltd.                                      103,517  986,598             0.3%
*                 Fortress Paper, Ltd. Class A                                          300    1,692             0.0%
*                 GDI Integrated Facility Services, Inc.                                500    6,190             0.0%
                  Genworth MI Canada, Inc.                                            7,700  191,224             0.1%
*                 Gran Tierra Energy, Inc.                                           82,360  207,552             0.1%
                  Granite Oil Corp.                                                   7,500   28,351             0.0%
*                 Heroux-Devtek, Inc.                                                 6,600   58,213             0.0%
#                 Home Capital Group, Inc.                                            9,198   54,175             0.0%
                  Horizon North Logistics, Inc.                                      25,800   31,942             0.0%
                  HudBay Minerals, Inc.                                              43,635  260,522             0.1%
#                 Hudson's Bay Co.                                                   12,400  113,367             0.0%
*                 IAMGOLD Corp.                                                      82,698  341,685             0.1%
#*                Imperial Metals Corp.                                               7,100   31,572             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
CANADA -- (Continued)
*                 Indigo Books & Music, Inc.                                            700 $  8,205             0.0%
                  Industrial Alliance Insurance & Financial Services, Inc.            9,954  419,949             0.1%
*                 Interfor Corp.                                                     14,244  210,365             0.1%
*                 Kelt Exploration, Ltd.                                              7,190   35,396             0.0%
*                 Kinross Gold Corp.                                                202,343  704,098             0.2%
                  Laurentian Bank of Canada                                           6,400  261,804             0.1%
                  Leon's Furniture, Ltd.                                              2,000   24,864             0.0%
                  Linamar Corp.                                                       7,461  317,231             0.1%
                  Liquor Stores N.A., Ltd.                                            5,600   41,270             0.0%
                  Lundin Mining Corp.                                                68,497  365,304             0.1%
                  Magellan Aerospace Corp.                                            2,279   34,225             0.0%
*                 Major Drilling Group International, Inc.                           15,600   86,511             0.0%
                  Mandalay Resources Corp.                                           53,311   22,261             0.0%
                  Maple Leaf Foods, Inc.                                             13,400  335,429             0.1%
                  Martinrea International, Inc.                                      15,600  119,081             0.0%
                  Mediagrif Interactive Technologies, Inc.                            1,200   13,582             0.0%
*                 MEG Energy Corp.                                                   37,725  170,793             0.1%
                  Melcor Developments, Ltd.                                           1,300   15,599             0.0%
*                 Merus Labs International, Inc.                                     10,026    7,785             0.0%
                  Methanex Corp.(59151K108)                                           4,192  192,413             0.1%
                  Methanex Corp.(2654416)                                             2,300  105,695             0.0%
*                 Mitel Networks Corp.                                               15,510  109,645             0.0%
                  Mullen Group, Ltd.                                                 21,438  235,103             0.1%
*                 NAPEC, Inc.                                                        14,900   12,553             0.0%
*                 Neptune Technologies & Bioressources, Inc.                          6,300    6,231             0.0%
*                 New Gold, Inc.                                                     83,315  236,203             0.1%
*                 Newalta Corp.                                                      16,800   25,230             0.0%
                  North American Energy Partners, Inc.                                5,900   28,181             0.0%
                  Northern Blizzard Resources, Inc.                                   9,000   22,285             0.0%
*                 NuVista Energy, Ltd.                                               27,900  125,699             0.0%
                  OceanaGold Corp.                                                   85,128  277,513             0.1%
                  Osisko Gold Royalties, Ltd.                                        21,600  230,075             0.1%
*                 Painted Pony Petroleum, Ltd.                                       17,705   64,851             0.0%
                  Pan American Silver Corp.                                          22,998  385,645             0.1%
*                 Paramount Resources, Ltd. Class A                                   6,955   88,756             0.0%
*                 Parex Resources, Inc.                                               3,800   47,185             0.0%
#*                Pengrowth Energy Corp.                                             98,400   94,432             0.0%
*                 Penn West Petroleum, Ltd.                                         105,500  158,437             0.1%
*                 PHX Energy Services Corp.                                           6,800   15,891             0.0%
*                 Pine Cliff Energy, Ltd.                                            28,651   15,532             0.0%
                  Pizza Pizza Royalty Corp.                                           4,500   58,580             0.0%
*                 Precision Drilling Corp.                                           58,700  233,501             0.1%
#*                Primero Mining Corp.                                               28,800   13,503             0.0%
                  Reitmans Canada, Ltd. Class A                                       7,000   28,102             0.0%
*                 RMP Energy, Inc.                                                   12,500    7,509             0.0%
                  Rocky Mountain Dealerships, Inc.                                    2,700   19,186             0.0%
                  Russel Metals, Inc.                                                 1,300   24,932             0.0%
*                 Sandstorm Gold, Ltd.                                               27,083   93,845             0.0%
                  Sandvine Corp.                                                     31,364   73,065             0.0%
*                 Savanna Energy Services Corp.                                      16,400   22,707             0.0%
                  Secure Energy Services, Inc.                                       32,181  209,581             0.1%
*                 SEMAFO, Inc.                                                       32,300   74,299             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
CANADA -- (Continued)
*                 Seven Generations Energy, Ltd. Class A                                  125 $     2,213             0.0%
*                 Sherritt International Corp.                                         54,700      36,065             0.0%
*                 Sierra Wireless, Inc.                                                 6,100     154,349             0.1%
*                 Silver Standard Resources, Inc.                                      18,598     191,827             0.1%
*                 Spartan Energy Corp.                                                 53,536      89,419             0.0%
                  Sprott, Inc.                                                         26,400      45,449             0.0%
                  Stantec, Inc.                                                         6,400     164,237             0.1%
*                 Street Capital Group, Inc.                                            7,900       7,524             0.0%
                  Stuart Olson, Inc.                                                    2,000       7,883             0.0%
*                 SunOpta, Inc.                                                        13,661      99,725             0.0%
                  Superior Plus Corp.                                                  22,542     215,834             0.1%
                  Surge Energy, Inc.                                                   52,857      98,353             0.0%
                  Tahoe Resources, Inc.                                                 1,700      13,774             0.0%
*                 Tamarack Valley Energy, Ltd.                                         24,700      47,046             0.0%
#*                Taseko Mines, Ltd.                                                   51,903      58,175             0.0%
*                 Teranga Gold Corp.                                                   54,000      26,109             0.0%
                  TFI International, Inc.                                              11,959     260,372             0.1%
                  TMX Group, Ltd.                                                       6,052     341,914             0.1%
                  TORC Oil & Gas, Ltd.                                                 26,737     116,346             0.0%
                  Torstar Corp. Class B                                                 9,900      12,547             0.0%
                  Total Energy Services, Inc.                                           4,700      46,826             0.0%
*                 Tourmaline Oil Corp.                                                  3,800      74,661             0.0%
                  TransAlta Corp.                                                      46,214     236,648             0.1%
                  Transcontinental, Inc. Class A                                       11,500     205,139             0.1%
*                 TransGlobe Energy Corp.                                               9,200      13,479             0.0%
*                 Trican Well Service, Ltd.                                            29,166      80,123             0.0%
*                 Trilogy Energy Corp.                                                 12,400      40,333             0.0%
*                 Trinidad Drilling, Ltd.                                              45,957      72,047             0.0%
*                 Turquoise Hill Resources, Ltd.                                      103,214     281,276             0.1%
*                 Valeant Pharmaceuticals International, Inc.(91911K102)               14,784     136,752             0.0%
#*                Valeant Pharmaceuticals International, Inc.(B3XSX46)                 12,400     114,912             0.0%
                  Veresen, Inc.                                                        44,300     494,260             0.1%
                  Wajax Corp.                                                           3,100      55,480             0.0%
                  West Fraser Timber Co., Ltd.                                          8,917     400,695             0.1%
*                 Western Energy Services Corp.                                        12,900      19,089             0.0%
                  Western Forest Products, Inc.                                        77,905     122,703             0.0%
                  WestJet Airlines, Ltd.                                                2,556      42,280             0.0%
#*                Westport Fuel Systems, Inc.                                           6,300       8,538             0.0%
                  Whitecap Resources, Inc.                                             53,179     376,330             0.1%
                  Wi-LAN, Inc.                                                         24,899      49,979             0.0%
*                 Xtreme Drilling Corp.                                                 8,400      14,399             0.0%
                  Yamana Gold, Inc.                                                   143,871     386,804             0.1%
*                 Yellow Pages, Ltd.                                                    3,300      18,180             0.0%
                                                                                              ----------- ---------------
TOTAL CANADA                                                                                   23,573,428             6.2%
                                                                                              ----------- ---------------
CHILE -- (0.3%)
                  Besalco SA                                                           38,783      24,555             0.0%
                  CAP SA                                                               14,327     149,623             0.1%
*                 Cia Sud Americana de Vapores SA                                   1,381,123      53,780             0.0%
*                 Empresa Nacional de Telecomunicaciones SA                             9,231     110,631             0.1%
                  Empresas Hites SA                                                    12,280      12,934             0.0%
*                 Empresas La Polar SA                                                 56,168       3,954             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
CHILE -- (Continued)
                  Grupo Security SA                                                    79,717 $   28,191             0.0%
                  Inversiones Aguas Metropolitanas SA                                  34,409     54,410             0.0%
                  Itau CorpBanca(BYT25P4)                                           7,673,417     69,945             0.0%
                  Itau CorpBanca(45033E105)                                               900     12,348             0.0%
                  Latam Airlines Group SA Sponsored ADR                                28,104    356,078             0.1%
                  Masisa SA                                                           200,606     13,010             0.0%
                  PAZ Corp. SA                                                         11,470     12,806             0.0%
                  Ripley Corp. SA                                                      59,454     43,123             0.0%
                  Salfacorp SA                                                         37,530     43,302             0.0%
                  Sigdo Koppers SA                                                     19,794     28,382             0.0%
                  Sociedad Matriz SAAM SA                                             442,402     43,399             0.0%
                  Socovesa SA                                                          34,153     14,827             0.0%
                  Vina Concha y Toro SA                                                22,295     35,943             0.0%
                                                                                              ---------- ---------------
TOTAL CHILE                                                                                    1,111,241             0.3%
                                                                                              ---------- ---------------
CHINA -- (7.3%)
*                 21Vianet Group, Inc. ADR                                             14,048     76,000             0.0%
                  Agile Group Holdings, Ltd.                                          322,000    287,798             0.1%
                  Ajisen China Holdings, Ltd.                                          88,000     38,883             0.0%
                  AMVIG Holdings, Ltd.                                                 64,000     21,374             0.0%
*                 Angang Steel Co., Ltd. Class H                                      122,000     81,879             0.0%
#*                Anton Oilfield Services Group                                       332,000     36,187             0.0%
*                 Art Group Holdings, Ltd.                                            215,000     20,455             0.0%
                  Asia Cement China Holdings Corp.                                    100,500     32,551             0.0%
*                 Asia Resources Holdings, Ltd.                                       490,000     12,279             0.0%
*                 AVIC International Holding HK, Ltd.                                 730,000     41,243             0.0%
                  AVIC International Holdings, Ltd. Class H                            68,000     35,992             0.0%
*                 AVIC Joy Holdings HK, Ltd.                                          400,000      6,577             0.0%
                  BAIC Motor Corp., Ltd. Class H                                      190,500    183,311             0.1%
                  Bank of Chongqing Co., Ltd. Class H                                  98,500     82,327             0.0%
                  Baoye Group Co., Ltd. Class H                                        46,000     33,947             0.0%
                  BBMG Corp. Class H                                                  432,000    230,988             0.1%
                  Beijing Capital International Airport Co., Ltd. Class H             186,000    262,397             0.1%
                  Beijing Capital Land, Ltd. Class H                                  204,000     99,032             0.0%
#*                Beijing Enterprises Environment Group, Ltd.                         129,000     23,687             0.0%
#                 Beijing Enterprises Holdings, Ltd.                                   94,000    458,836             0.1%
                  Beijing North Star Co., Ltd. Class H                                176,000     68,038             0.0%
#*                Beijing Properties Holdings, Ltd.                                   452,000     23,521             0.0%
                  Beijing Urban Construction Design & Development Group Co., Ltd.
                    Class H                                                            45,000     27,400             0.0%
                  Belle International Holdings, Ltd.                                  770,000    591,360             0.2%
                  Billion Industrial Holdings, Ltd.                                    18,000     12,585             0.0%
*                 Bitauto Holdings, Ltd. ADR                                            6,297    184,628             0.1%
#*                Boer Power Holdings, Ltd.                                            32,000     10,890             0.0%
#                 BYD Electronic International Co., Ltd.                              131,500    200,707             0.1%
#                 C C Land Holdings, Ltd.                                             509,000    130,116             0.1%
                  Cabbeen Fashion, Ltd.                                                48,000     16,455             0.0%
#*                Capital Environment Holdings, Ltd.                                  800,000     23,350             0.0%
#*                CAR, Inc.                                                           128,000    120,696             0.0%
                  Central China Real Estate, Ltd.                                     135,000     33,120             0.0%
                  Central China Securities Co., Ltd. Class H                          138,000     73,165             0.0%
                  Century Sunshine Group Holdings, Ltd.                               300,000     10,979             0.0%
#*                CGN Meiya Power Holdings Co., Ltd.                                  292,000     43,097             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
CHINA -- (Continued)
                  Changshouhua Food Co., Ltd.                                        36,000 $ 18,329             0.0%
*                 Changyou.com, Ltd. ADR                                              2,847   92,955             0.0%
                  Chaowei Power Holdings, Ltd.                                      108,000   68,784             0.0%
                  China Aerospace International Holdings, Ltd.                      418,000   57,437             0.0%
*                 China Agri-Industries Holdings, Ltd.                              409,000  202,305             0.1%
#                 China All Access Holdings, Ltd.                                   198,000   55,958             0.0%
                  China Aoyuan Property Group, Ltd.                                 252,000   77,079             0.0%
                  China BlueChemical, Ltd. Class H                                  374,000  107,612             0.0%
*                 China Chengtong Development Group, Ltd.                           246,000   15,315             0.0%
                  China Communications Services Corp., Ltd. Class H                 332,000  188,932             0.1%
#                 China Conch Venture Holdings, Ltd.                                 66,500  132,429             0.1%
*                 China Daye Non-Ferrous Metals Mining, Ltd.                        566,000    8,290             0.0%
*                 China Dynamics Holdings, Ltd.                                     520,000   16,572             0.0%
                  China Electronics Optics Valley Union Holding Co., Ltd.           328,000   30,743             0.0%
                  China Everbright Water, Ltd.                                       61,600   20,502             0.0%
#                 China Evergrande Group                                            227,000  242,117             0.1%
*                 China Fiber Optic Network System Group, Ltd.                      344,000   23,218             0.0%
                  China Financial Services Holdings, Ltd.                           244,000   23,203             0.0%
*                 China Fire Safety Enterprise Group, Ltd.                          240,000   12,018             0.0%
                  China Foods, Ltd.                                                 200,000   77,036             0.0%
                  China Fordoo Holdings, Ltd.                                        31,000   31,037             0.0%
*                 China Glass Holdings, Ltd.                                         94,000   10,523             0.0%
                  China Harmony New Energy Auto Holding, Ltd.                       140,500   52,506             0.0%
#                 China High Speed Transmission Equipment Group Co., Ltd.            22,000   21,370             0.0%
#                 China Hongqiao Group, Ltd.                                        250,000  226,590             0.1%
*                 China Huiyuan Juice Group, Ltd.                                   110,500   39,558             0.0%
*                 China International Capital Corp., Ltd. Class H                   103,200  152,486             0.1%
                  China Jinmao Holdings Group, Ltd.                                 772,000  249,704             0.1%
                  China Lesso Group Holdings, Ltd.                                  171,000  136,145             0.1%
                  China Lilang, Ltd.                                                 74,000   46,552             0.0%
                  China National Building Material Co., Ltd. Class H                578,000  384,224             0.1%
                  China National Materials Co., Ltd. Class H                        252,000   89,261             0.0%
*                 China New Town Development Co., Ltd.                              462,500   22,870             0.0%
*                 China Oceanwide Holdings, Ltd.                                    398,000   39,387             0.0%
*                 China Oil & Gas Group, Ltd.                                       920,000   67,336             0.0%
*                 China Overseas Grand Oceans Group, Ltd.                           173,000   88,611             0.0%
*                 China Properties Group, Ltd.                                       48,000   10,674             0.0%
                  China Reinsurance Group Corp. Class H                             532,000  122,343             0.0%
                  China Resources Cement Holdings, Ltd.                             378,000  206,673             0.1%
*                 China Ruifeng Renewable Energy Holdings, Ltd.                     152,000   14,645             0.0%
*                 China Rundong Auto Group, Ltd.                                      5,000    2,597             0.0%
                  China Sanjiang Fine Chemicals Co., Ltd.                            60,000   19,243             0.0%
                  China SCE Property Holdings, Ltd.                                 225,000   85,268             0.0%
                  China Shineway Pharmaceutical Group, Ltd.                          48,000   58,047             0.0%
                  China Silver Group, Ltd.                                          108,000   19,876             0.0%
#                 China Singyes Solar Technologies Holdings, Ltd.                    94,000   43,935             0.0%
#                 China South City Holdings, Ltd.                                   572,000  111,697             0.0%
                  China Southern Airlines Co., Ltd. Class H                         294,000  195,433             0.1%
*                 China Starch Holdings, Ltd.                                       520,000   17,693             0.0%
                  China Sunshine Paper Holdings Co., Ltd.                           110,500   21,289             0.0%
*                 China Taiping Insurance Holdings Co., Ltd.                        278,000  692,155             0.2%
                  China Traditional Chinese Medicine Holdings Co., Ltd.             354,000  207,258             0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
CHINA -- (Continued)
                  China Travel International Investment Hong Kong, Ltd.               538,000 $155,508             0.1%
                  China Vast Industrial Urban Development Co., Ltd.                    32,000   11,846             0.0%
*                 China Water Industry Group, Ltd.                                    180,000   40,702             0.0%
                  China XLX Fertiliser, Ltd.                                           56,000   14,742             0.0%
*                 China Yurun Food Group, Ltd.                                        311,000   46,758             0.0%
                  China ZhengTong Auto Services Holdings, Ltd.                        173,500   95,274             0.0%
                  China Zhongwang Holdings, Ltd.                                      316,000  143,251             0.1%
                  Chongqing Machinery & Electric Co., Ltd. Class H                    186,000   24,123             0.0%
                  Chongqing Rural Commercial Bank Co., Ltd. Class H                   462,000  317,293             0.1%
                  Chu Kong Shipping Enterprise Group Co., Ltd.                         78,000   19,930             0.0%
                  CIFI Holdings Group Co., Ltd.                                       474,000  171,128             0.1%
#                 CIMC Enric Holdings, Ltd.                                           106,000   61,776             0.0%
*                 CITIC Dameng Holdings, Ltd.                                         249,000   13,265             0.0%
#*                CITIC Resources Holdings, Ltd.                                      536,000   64,692             0.0%
#                 Citychamp Watch & Jewellery Group, Ltd.                             160,000   35,550             0.0%
                  Clear Media, Ltd.                                                    25,000   27,311             0.0%
                  Comba Telecom Systems Holdings, Ltd.                                270,193   39,552             0.0%
                  Concord New Energy Group, Ltd.                                    1,140,000   54,149             0.0%
#*                Coolpad Group, Ltd.                                                 659,400   61,037             0.0%
                  COSCO SHIPPING Energy Transportation Co., Ltd. Class H              260,000  141,970             0.1%
                  COSCO SHIPPING Ports, Ltd.                                          308,000  337,208             0.1%
*                 Coslight Technology International Group Co., Ltd.                    32,000   16,363             0.0%
#                 Cosmo Lady China Holdings Co., Ltd.                                 129,000   38,284             0.0%
                  CP Pokphand Co., Ltd.                                               874,000   75,156             0.0%
                  CPMC Holdings, Ltd.                                                  72,000   39,883             0.0%
                  CRCC High-Tech Equipment Corp., Ltd. Class H                         94,500   45,030             0.0%
*                 Da Ming International Holdings, Ltd.                                 72,000   28,575             0.0%
                  Dah Chong Hong Holdings, Ltd.                                       175,000   75,558             0.0%
*                 Daphne International Holdings, Ltd.                                 328,000   32,379             0.0%
#*                Digital China Holdings, Ltd.                                        216,000  177,645             0.1%
                  Dongfang Electric Corp., Ltd. Class H                                47,000   41,427             0.0%
                  Dongfeng Motor Group Co., Ltd. Class H                              508,000  533,566             0.2%
*                 Dongyue Group, Ltd.                                                 141,000    4,657             0.0%
                  Dynagreen Environmental Protection Group Co., Ltd. Class H           86,000   49,257             0.0%
*                 eHi Car Services, Ltd. Sponsored ADR                                  5,618   56,854             0.0%
#                 EVA Precision Industrial Holdings, Ltd.                             314,000   52,023             0.0%
                  Fantasia Holdings Group Co., Ltd.                                   432,000   67,678             0.0%
                  Far East Horizon, Ltd.                                              311,000  286,085             0.1%
                  First Tractor Co., Ltd. Class H                                      80,000   43,129             0.0%
#                 Fufeng Group, Ltd.                                                  212,000  144,882             0.1%
                  Future Land Development Holdings, Ltd.                              340,000  100,379             0.0%
#*                GCL-Poly Energy Holdings, Ltd.                                    2,229,000  269,045             0.1%
                  Gemdale Properties & Investment Corp., Ltd.                         584,000   40,484             0.0%
*                 Glorious Property Holdings, Ltd.                                    558,000   64,524             0.0%
                  Goldlion Holdings, Ltd.                                              60,000   25,534             0.0%
                  Goldpac Group, Ltd.                                                  38,000   14,397             0.0%
#                 GOME Electrical Appliances Holding, Ltd.                          2,442,000  332,592             0.1%
#                 Goodbaby International Holdings, Ltd.                               148,000   66,750             0.0%
                  Greatview Aseptic Packaging Co., Ltd.                               205,000  106,136             0.0%
*                 Greenland Hong Kong Holdings, Ltd.                                  176,000   56,750             0.0%
#*                Greentown China Holdings, Ltd.                                      127,500  122,489             0.1%
                  Guangdong Yueyun Transportation Co., Ltd. Class H                    18,000   13,000             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
CHINA -- (Continued)
                  Guangzhou R&F Properties Co., Ltd. Class H                          194,400 $327,208             0.1%
*                 Guodian Technology & Environment Group Corp., Ltd. Class H          101,000    6,880             0.0%
                  Guolian Securities Co., Ltd. Class H                                 77,500   41,915             0.0%
#*                Haichang Ocean Park Holdings, Ltd.                                  214,000   45,924             0.0%
                  Harbin Bank Co., Ltd. Class H                                       132,000   38,998             0.0%
                  Harbin Electric Co., Ltd. Class H                                   138,000   84,342             0.0%
#                 Harmonicare Medical Holdings, Ltd.                                   62,000   32,651             0.0%
*                 Hengdeli Holdings, Ltd.                                             448,000   54,663             0.0%
*                 Hi Sun Technology China, Ltd.                                       384,000   64,561             0.0%
                  Hilong Holding, Ltd.                                                157,000   34,242             0.0%
*                 HKC Holdings, Ltd.                                                   41,000   28,020             0.0%
#*                HNA Holding Group Co., Ltd.                                         620,000   21,901             0.0%
                  HNA Infrastructure Co., Ltd. Class H                                 31,000   25,931             0.0%
*                 Honghua Group, Ltd.                                                 353,000   35,792             0.0%
                  Honworld Group, Ltd.                                                 20,500   10,981             0.0%
                  Hopson Development Holdings, Ltd.                                   130,000  123,791             0.1%
                  HOSA International, Ltd.                                             38,000   11,962             0.0%
*                 Hua Han Health Industry Holdings, Ltd.                              764,000   19,526             0.0%
                  Huaneng Renewables Corp., Ltd. Class H                              754,000  263,200             0.1%
                  Huishang Bank Corp., Ltd. Class H                                   158,000   74,666             0.0%
                  Hydoo International Holding, Ltd.                                   256,000   25,619             0.0%
                  Inner Mongolia Yitai Coal Co., Ltd. Class H                          28,300   26,328             0.0%
                  Intime Retail Group Co., Ltd.                                       252,500  319,434             0.1%
#                 Jiangnan Group, Ltd.                                                280,000   35,969             0.0%
*                 JinkoSolar Holding Co., Ltd. ADR                                      4,772   82,746             0.0%
#                 Joy City Property, Ltd.                                             516,000   80,840             0.0%
                  Ju Teng International Holdings, Ltd.                                174,000   64,120             0.0%
#                 Jutal Offshore Oil Services, Ltd.                                   130,000   38,509             0.0%
#                 K Wah International Holdings, Ltd.                                  180,000  114,222             0.0%
*                 Kai Yuan Holdings, Ltd.                                           1,160,000   12,653             0.0%
                  Kangda International Environmental Co., Ltd.                        119,000   27,656             0.0%
#*                Kasen International Holdings, Ltd.                                  136,000   23,956             0.0%
                  Kingboard Chemical Holdings, Ltd.                                   133,500  480,808             0.1%
                  Kingboard Laminates Holdings, Ltd.                                  151,000  181,992             0.1%
#*                Ko Yo Chemical Group, Ltd.                                          204,000    5,401             0.0%
                  Kunlun Energy Co., Ltd.                                             506,000  456,628             0.1%
                  KWG Property Holding, Ltd.                                          238,500  180,165             0.1%
                  Lai Fung Holdings, Ltd.                                           1,020,000   28,316             0.0%
                  Le Saunda Holdings, Ltd.                                             46,000   10,236             0.0%
                  Lee & Man Paper Manufacturing, Ltd.                                 260,000  203,581             0.1%
                  Legend Holdings Corp. Class H                                         3,900   11,624             0.0%
                  Leoch International Technology, Ltd.                                122,000   30,107             0.0%
*                 Lianhua Supermarket Holdings Co., Ltd. Class H                       33,000   14,154             0.0%
*                 Lifestyle China Group, Ltd.                                         150,500   48,543             0.0%
                  Logan Property Holdings Co., Ltd.                                   200,000  114,516             0.0%
                  Longfor Properties Co., Ltd.                                        269,500  466,323             0.1%
                  Lonking Holdings, Ltd.                                              407,000  113,848             0.0%
                  LVGEM China Real Estate Investment Co., Ltd.                        148,000   38,021             0.0%
*                 Maoye International Holdings, Ltd.                                  188,000   20,054             0.0%
*                 MIE Holdings Corp.                                                   14,000    1,330             0.0%
#                 Minmetals Land, Ltd.                                                340,000   41,471             0.0%
                  Modern Land China Co., Ltd.                                         156,000   25,478             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
CHINA -- (Continued)
#*                Munsun Capital Group, Ltd.                                        1,596,000 $ 15,189             0.0%
#*                National Agricultural Holdings, Ltd.                                136,000   20,806             0.0%
*                 New World Department Store China, Ltd.                              124,000   18,616             0.0%
                  Nine Dragons Paper Holdings, Ltd.                                   249,000  268,537             0.1%
*                 North Mining Shares Co., Ltd.                                     2,260,000   45,862             0.0%
*                 NQ Mobile, Inc. Class A ADR                                          15,165   57,172             0.0%
                  NVC Lighting Holdings, Ltd.                                         217,000   24,520             0.0%
#*                Ourgame International Holdings, Ltd.                                 44,000   15,858             0.0%
                  Overseas Chinese Town Asia Holdings, Ltd.                            50,000   19,947             0.0%
#*                Ozner Water International Holding, Ltd.                             117,000   29,287             0.0%
                  Parkson Retail Group, Ltd.                                          179,500   22,586             0.0%
#                 PAX Global Technology, Ltd.                                         135,000   83,376             0.0%
*                 Phoenix New Media, Ltd. ADR                                           6,900   24,081             0.0%
                  Phoenix Satellite Television Holdings, Ltd.                         182,000   31,094             0.0%
                  Poly Culture Group Corp., Ltd. Class H                               18,400   48,488             0.0%
*                 Poly Property Group Co., Ltd.                                       449,000  183,964             0.1%
                  Pou Sheng International Holdings, Ltd.                              296,000   63,144             0.0%
                  Powerlong Real Estate Holdings, Ltd.                                247,000  116,511             0.0%
*                 Prosperity International Holdings HK, Ltd.                        1,120,000   17,536             0.0%
#*                PW Medtech Group, Ltd.                                              114,000   26,926             0.0%
                  Qingdao Port International Co., Ltd. Class H                        125,000   66,544             0.0%
#                 Qinhuangdao Port Co., Ltd. Class H                                  105,500   31,862             0.0%
                  Red Star Macalline Group Corp., Ltd. Class H                         71,600   76,350             0.0%
*                 Renhe Commercial Holdings Co., Ltd.                               3,330,000   85,106             0.0%
*                 REXLot Holdings, Ltd.                                             1,475,000   21,989             0.0%
#*                Ronshine China Holdings, Ltd.                                        54,500   48,202             0.0%
#*                Sany Heavy Equipment International Holdings Co., Ltd.               175,000   34,158             0.0%
                  Seaspan Corp.                                                        10,815   76,138             0.0%
#*                Semiconductor Manufacturing International Corp.                     281,000  354,973             0.1%
*                 Semiconductor Manufacturing International Corp. ADR                  22,919  144,161             0.1%
                  Shandong Chenming Paper Holdings, Ltd. Class H                       62,000   71,246             0.0%
                  Shandong Weigao Group Medical Polymer Co., Ltd. Class H             300,000  218,620             0.1%
                  Shanghai Dasheng Agricultural Finance Technology Co., Ltd.
                    Class H                                                           336,000   33,274             0.0%
*                 Shanghai Electric Group Co., Ltd. Class H                           532,000  250,720             0.1%
                  Shanghai Haohai Biological Technology Co., Ltd. Class H               7,400   40,789             0.0%
                  Shanghai Industrial Holdings, Ltd.                                  100,000  316,365             0.1%
                  Shanghai Industrial Urban Development Group, Ltd.                   312,000   67,288             0.0%
                  Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H     262,000   76,380             0.0%
                  Shanghai La Chapelle Fashion Co., Ltd. Class H                       19,200   24,910             0.0%
                  Shanghai Prime Machinery Co., Ltd. Class H                          150,000   28,887             0.0%
*                 Shanghai Zendai Property, Ltd.                                    1,085,000   16,296             0.0%
                  Shengjing Bank Co., Ltd. Class H                                     73,500   63,248             0.0%
                  Shenguan Holdings Group, Ltd.                                       186,000   13,614             0.0%
                  Shenzhen International Holdings, Ltd.                               167,470  281,126             0.1%
                  Shenzhen Investment, Ltd.                                           640,187  290,116             0.1%
                  Shimao Property Holdings, Ltd.                                      223,500  358,723             0.1%
                  Shougang Fushan Resources Group, Ltd.                               544,000   99,925             0.0%
                  Shui On Land, Ltd.                                                  690,500  153,449             0.1%
#*                Shunfeng International Clean Energy, Ltd.                           238,000   14,663             0.0%
                  Sihuan Pharmaceutical Holdings Group, Ltd.                          704,000  312,858             0.1%
*                 Silverman Holdings, Ltd.                                            144,000   19,426             0.0%
#*                Sino Oil And Gas Holdings, Ltd.                                   2,655,000   64,108             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
CHINA -- (Continued)
                  Sino-Ocean Group Holdings, Ltd.                                     572,500 $279,275             0.1%
#                 Sinofert Holdings, Ltd.                                             450,000   60,083             0.0%
                  Sinopec Engineering Group Co., Ltd. Class H                         161,000  157,322             0.1%
                  Sinopec Kantons Holdings, Ltd.                                      180,000   91,754             0.0%
                  Sinotrans, Ltd. Class H                                             410,000  183,197             0.1%
                  Sinotruk Hong Kong, Ltd.                                            123,000   85,423             0.0%
*                 Skyfame Realty Holdings, Ltd.                                       208,000   25,890             0.0%
                  Skyworth Digital Holdings, Ltd.                                     405,377  235,218             0.1%
#                 SMI Holdings Group, Ltd.                                          1,028,000   89,750             0.0%
#                 SOHO China, Ltd.                                                    417,000  227,211             0.1%
*                 Sohu.com, Inc.                                                        5,724  222,091             0.1%
*                 Sound Global, Ltd.                                                   47,000   11,750             0.0%
                  Springland International Holdings, Ltd.                             154,000   27,711             0.0%
*                 SRE Group, Ltd.                                                     962,000   23,229             0.0%
#                 Sunac China Holdings, Ltd.                                          338,000  440,198             0.1%
                  Sunshine 100 China Holdings, Ltd.                                    53,000   20,487             0.0%
                  Symphony Holdings, Ltd.                                             330,000   29,680             0.0%
                  TCC International Holdings, Ltd.                                    314,000  143,566             0.1%
*                 TCL Multimedia Technology Holdings, Ltd.                            108,000   53,377             0.0%
*                 Tech Pro Technology Development, Ltd.                             1,046,000   17,474             0.0%
#                 Technovator International, Ltd.                                     102,000   38,621             0.0%
                  Tenwow International Holdings, Ltd.                                 120,000   24,975             0.0%
                  Texhong Textile Group, Ltd.                                          38,000   46,017             0.0%
*                 Tian An China Investment Co., Ltd.                                   80,000   64,634             0.0%
                  Tian Shan Development Holdings, Ltd.                                 62,000   24,065             0.0%
                  Tiangong International Co., Ltd.                                    156,000   15,424             0.0%
#                 Tianjin Port Development Holdings, Ltd.                             348,000   61,245             0.0%
                  Tianneng Power International, Ltd.                                  112,000   98,128             0.0%
                  Tianyi Summi Holdings, Ltd.                                         148,000   20,915             0.0%
#                 Tingyi Cayman Islands Holding Corp.                                  96,000  123,298             0.1%
                  Tomson Group, Ltd.                                                   96,000   50,970             0.0%
                  Top Spring International Holdings, Ltd.                              49,500   16,540             0.0%
                  TPV Technology, Ltd.                                                168,000   45,943             0.0%
                  Trigiant Group, Ltd.                                                120,000   18,966             0.0%
#                 Truly International Holdings, Ltd.                                  236,000   80,015             0.0%
                  Uni-President China Holdings, Ltd.                                  216,000  151,758             0.1%
#*                United Energy Group, Ltd.                                         1,280,000   49,281             0.0%
*                 Universal Health International Group Holding, Ltd.                  288,000    9,216             0.0%
#                 Universal Medical Financial & Technical Advisory Services Co.,
                    Ltd.                                                               93,000   79,549             0.0%
#                 Wasion Group Holdings, Ltd.                                          98,000   47,684             0.0%
                  Weichai Power Co., Ltd. Class H                                     145,000  234,951             0.1%
                  Welling Holding, Ltd.                                               190,000   42,699             0.0%
*                 West China Cement, Ltd.                                             462,000   69,453             0.0%
*                 Wuzhou International Holdings, Ltd.                                 200,000   19,797             0.0%
                  Xiamen International Port Co., Ltd. Class H                         230,000   45,751             0.0%
#*                Xinchen China Power Holdings, Ltd.                                   97,000   15,686             0.0%
                  Xingda International Holdings, Ltd.                                 170,000   68,093             0.0%
                  Xingfa Aluminium Holdings, Ltd.                                      46,000   21,409             0.0%
*                 Xinjiang Xinxin Mining Industry Co., Ltd. Class H                    96,000   11,700             0.0%
                  XTEP International Holdings, Ltd.                                   150,000   59,734             0.0%
*                 Yanchang Petroleum International, Ltd.                            1,200,000   28,040             0.0%
                  Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H        19,000   39,791             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
CHINA -- (Continued)
#                 Yashili International Holdings, Ltd.                                162,000 $    28,276             0.0%
#                 Yingde Gases Group Co., Ltd.                                          1,860       1,423             0.0%
                  Yip's Chemical Holdings, Ltd.                                        78,000      35,062             0.0%
*                 Youyuan International Holdings, Ltd.                                 45,000      12,608             0.0%
*                 Yuanda China Holdings, Ltd.                                         150,000       3,653             0.0%
*                 YuanShengTai Dairy Farm, Ltd.                                       382,000      22,067             0.0%
                  Yuexiu Property Co., Ltd.                                         1,378,000     233,594             0.1%
                  Yuzhou Properties Co., Ltd.                                         271,000     123,556             0.1%
                  Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H              30,800      19,187             0.0%
*                 Zhong An Real Estate, Ltd.                                          182,000      15,434             0.0%
                  Zhongsheng Group Holdings, Ltd.                                     110,500     155,790             0.1%
                  Zhuhai Holdings Investment Group, Ltd.                               66,000      10,344             0.0%
                  Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H    245,200     116,173             0.0%
                                                                                              ----------- ---------------
TOTAL CHINA                                                                                    27,978,263             7.4%
                                                                                              ----------- ---------------
COLOMBIA -- (0.1%)
                  Almacenes Exito SA                                                   29,742     154,068             0.1%
                  Grupo Argos SA                                                        8,683      60,208             0.0%
                  Grupo Nutresa SA                                                      6,656      55,248             0.0%
                                                                                              ----------- ---------------
TOTAL COLOMBIA                                                                                    269,524             0.1%
                                                                                              ----------- ---------------
DENMARK -- (1.4%)
                  ALK-Abello A.S.                                                         612      95,476             0.0%
                  Alm Brand A.S.                                                       18,735     153,563             0.0%
*                 Bang & Olufsen A.S.                                                   2,544      38,023             0.0%
                  BankNordik P/F                                                          655      11,028             0.0%
                  Brodrene Hartmann A.S.                                                  355      18,054             0.0%
*                 D/S Norden A.S.                                                       4,180      83,544             0.0%
                  DFDS A.S.                                                             4,565     272,194             0.1%
                  FLSmidth & Co. A.S.                                                   6,521     392,023             0.1%
                  GN Store Nord A.S.                                                   12,167     316,257             0.1%
                  Gronlandsbanken AB                                                       75       6,585             0.0%
*                 H+H International A.S. Class B                                        1,306      18,158             0.0%
                  Harboes Bryggeri A.S. Class B                                           929      17,996             0.0%
                  ISS A.S.                                                             13,367     554,466             0.2%
                  Jyske Bank A.S.                                                      11,373     608,182             0.2%
                  Matas A.S.                                                            4,158      64,241             0.0%
*                 NKT Holding A.S.                                                      4,519     356,219             0.1%
                  Nordjyske Bank A.S.                                                   1,365      23,266             0.0%
                  Parken Sport & Entertainment A.S.                                       272       3,744             0.0%
                  Per Aarsleff Holding A.S.                                             2,980      76,438             0.0%
                  Ringkjoebing Landbobank A.S.                                            697     168,088             0.1%
                  Rockwool International A.S. Class A                                     682     119,811             0.0%
                  Rockwool International A.S. Class B                                   1,076     196,976             0.1%
                  RTX A.S.                                                                996      30,129             0.0%
*                 Santa Fe Group A.S.                                                   1,915      16,827             0.0%
                  Schouw & Co. AB                                                       2,455     252,702             0.1%
                  Solar A.S. Class B                                                      885      51,303             0.0%
                  Spar Nord Bank A.S.                                                  14,321     162,334             0.1%
                  Sydbank A.S.                                                         11,774     428,274             0.1%
                  TDC A.S.                                                             96,517     517,762             0.1%
*                 TK Development A.S.                                                  11,092      18,856             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
DENMARK -- (Continued)
*                 Topdanmark A.S.                                                    5,506 $  150,748             0.0%
*                 Vestjysk Bank A.S.                                                 5,456     11,938             0.0%
                                                                                           ---------- ---------------
TOTAL DENMARK                                                                               5,235,205             1.4%
                                                                                           ---------- ---------------
FINLAND -- (1.4%)
                  Afarak Group Oyj                                                  14,794     16,583             0.0%
                  Ahlstrom-Munksjo Oyj                                               2,252     42,627             0.0%
                  Aktia Bank Oyj                                                     4,262     41,956             0.0%
                  Alma Media Oyj                                                     1,300      7,820             0.0%
                  Amer Sports Oyj                                                    6,164    136,430             0.1%
                  Apetit Oyj                                                           705     10,227             0.0%
                  Aspo Oyj                                                           2,763     26,029             0.0%
                  Atria Oyj                                                          1,348     16,014             0.0%
                  Bittium Oyj                                                        3,810     26,423             0.0%
                  Cargotec Oyj Class B                                               5,496    327,477             0.1%
                  Cramo Oyj                                                          4,525    117,492             0.0%
                  Finnair Oyj                                                       10,270     53,569             0.0%
                  Fiskars Oyj Abp                                                    4,077     89,463             0.0%
                  HKScan Oyj Class A                                                 4,896     18,319             0.0%
                  Huhtamaki Oyj                                                        571     22,133             0.0%
                  Kemira Oyj                                                        17,196    219,972             0.1%
                  Kesko Oyj Class A                                                  1,577     73,777             0.0%
                  Kesko Oyj Class B                                                  9,007    421,841             0.1%
                  Lassila & Tikanoja Oyj                                             1,451     28,153             0.0%
                  Lemminkainen Oyj                                                     527     10,280             0.0%
#                 Metsa Board Oyj                                                   34,502    244,757             0.1%
                  Metso Oyj                                                         10,554    377,981             0.1%
                  Neste Oyj                                                         17,647    719,101             0.2%
                  Olvi Oyj Class A                                                   1,369     42,290             0.0%
                  Outokumpu Oyj                                                     34,731    332,583             0.1%
*                 Outotec Oyj                                                       25,278    187,568             0.1%
*                 Poyry Oyj                                                          6,602     24,150             0.0%
                  Raisio Oyj Class V                                                14,254     54,067             0.0%
                  Ramirent Oyj                                                      10,074     95,790             0.0%
                  Sanoma Oyj                                                        12,729    112,282             0.0%
                  SRV Group OYJ                                                      3,329     17,491             0.0%
*                 Stockmann Oyj Abp Class A                                          1,609     13,650             0.0%
*                 Stockmann Oyj Abp Class B                                          5,888     50,608             0.0%
                  Stora Enso Oyj Class R                                            74,460    883,683             0.2%
                  Teleste Oyj                                                        2,184     20,647             0.0%
                  Vaisala Oyj Class A                                                1,411     67,646             0.0%
                  Valmet Oyj                                                        12,169    221,657             0.1%
                  Wartsila Oyj Abp                                                   2,889    175,693             0.1%
                  YIT Oyj                                                           16,754    132,520             0.1%
                                                                                           ---------- ---------------
TOTAL FINLAND                                                                               5,480,749             1.5%
                                                                                           ---------- ---------------
FRANCE -- (3.8%)
#                 Accor SA                                                           4,661    212,538             0.1%
                  Actia Group                                                        1,673     15,308             0.0%
*                 Air France-KLM                                                    20,020    168,190             0.1%
                  Albioma SA                                                         3,672     70,621             0.0%
                  Arkema SA                                                          9,229    977,194             0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
FRANCE -- (Continued)
                  Assystem                                                           1,318 $ 48,154             0.0%
                  Atos SE                                                            5,086  666,191             0.2%
                  Aubay                                                              1,134   34,436             0.0%
                  Axway Software SA                                                  1,337   47,017             0.0%
                  Beneteau SA                                                        4,098   58,102             0.0%
*                 Bigben Interactive                                                 2,794   19,055             0.0%
                  Bollore SA                                                        65,591  266,885             0.1%
                  Bonduelle SCA                                                      2,221   76,996             0.0%
#                 Bourbon Corp.                                                      3,531   39,810             0.0%
                  Burelle SA                                                            83  103,996             0.0%
                  Casino Guichard Perrachon SA                                       7,604  457,947             0.1%
*                 Cegedim SA                                                           843   23,459             0.0%
#*                CGG SA                                                             2,966   21,220             0.0%
                  Chargeurs SA                                                       3,609   90,050             0.0%
                  Cie des Alpes                                                      1,197   30,502             0.0%
*                 Coface SA                                                         12,193   95,369             0.0%
                  Derichebourg SA                                                   12,840   61,507             0.0%
                  Eiffage SA                                                         6,497  550,328             0.2%
                  Elior Group                                                       10,580  263,960             0.1%
                  Elis SA                                                            9,698  200,663             0.1%
*                 Eramet                                                               890   42,830             0.0%
*                 Esso SA Francaise                                                    472   20,132             0.0%
                  Euler Hermes Group                                                 1,597  156,020             0.1%
*                 Europcar Groupe SA                                                 2,627   32,041             0.0%
                  Eutelsat Communications SA                                        14,535  343,890             0.1%
                  Exel Industries Class A                                              324   30,886             0.0%
                  Faurecia                                                           9,288  453,933             0.1%
                  Fleury Michon SA                                                     176    9,567             0.0%
                  GL Events                                                          1,067   26,164             0.0%
                  Groupe Crit                                                          466   39,126             0.0%
*                 Groupe Fnac SA                                                     1,484  104,256             0.0%
                  Groupe Open                                                          766   21,587             0.0%
#                 Guerbet                                                              340   29,067             0.0%
                  Haulotte Group SA                                                  2,092   30,994             0.0%
                  Havas SA                                                          22,175  205,091             0.1%
                  Interparfums SA                                                    1,503   51,566             0.0%
                  IPSOS                                                              5,511  176,760             0.1%
                  Jacquet Metal Service                                              1,998   53,630             0.0%
                  Korian SA                                                          6,255  201,558             0.1%
                  Lagardere SCA                                                     15,859  485,450             0.1%
                  Laurent-Perrier                                                      286   22,022             0.0%
                  Le Belier                                                            242   10,645             0.0%
                  Le Noble Age                                                         433   22,954             0.0%
                  Linedata Services                                                    407   21,284             0.0%
                  LISI                                                               2,566  100,637             0.0%
                  Maisons France Confort SA                                            233   13,955             0.0%
                  Manitou BF SA                                                      1,571   49,631             0.0%
                  Manutan International                                                595   46,781             0.0%
                  Mersen SA                                                          2,517   72,662             0.0%
*                 METabolic EXplorer SA                                              4,107   10,781             0.0%
                  MGI Coutier                                                        1,706   62,857             0.0%
                  Mr Bricolage                                                         841   10,636             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------ ----------- ---------------
FRANCE -- (Continued)
#*                Naturex                                                              909 $    82,815             0.0%
                  Neopost SA                                                         6,052     245,415             0.1%
*                 Nexans SA                                                          6,234     346,560             0.1%
                  Nexity SA                                                          5,055     274,834             0.1%
#*                NRJ Group                                                          1,949      22,405             0.0%
*                 OL Groupe SA                                                       4,185      12,225             0.0%
#*                Onxeo SA                                                           3,643      10,437             0.0%
                  Orpea                                                                586      59,854             0.0%
#*                Parrot SA                                                          1,798      17,330             0.0%
                  PCAS                                                                 890      12,567             0.0%
#*                Pierre & Vacances SA                                                 790      36,832             0.0%
                  Plastivaloire                                                        209      36,839             0.0%
                  PSB Industries SA                                                    290      15,742             0.0%
#                 Rallye SA                                                          3,853      84,187             0.0%
                  Rexel SA                                                          50,303     898,328             0.3%
                  Rothschild & Co.                                                   2,893      89,760             0.0%
                  Savencia SA                                                        1,013      89,408             0.0%
                  SCOR SE                                                           26,197   1,036,274             0.3%
                  Seche Environnement SA                                               669      21,760             0.0%
#*                Sequana SA                                                         7,954      12,905             0.0%
                  SES SA                                                            32,900     719,082             0.2%
*                 Societe des Bains de Mer et du Cercle des Etrangers a Monaco         669      22,506             0.0%
                  Sopra Steria Group                                                 1,971     295,511             0.1%
                  SPIE SA                                                            1,255      34,783             0.0%
*                 Stallergenes Greer P.L.C.                                            694      25,978             0.0%
#*                Ste Industrielle d'Aviation Latecoere SA                          10,244      40,388             0.0%
                  Stef SA                                                              338      30,365             0.0%
                  STMicroelectronics NV                                             87,664   1,407,328             0.4%
                  Sword Group                                                        1,280      43,755             0.0%
                  Synergie SA                                                        1,093      45,656             0.0%
                  Tarkett SA                                                         2,198     103,274             0.0%
                  Television Francaise 1                                            16,573     202,804             0.1%
                  Tessi SA                                                             159      25,316             0.0%
                  TFF Group                                                            249      38,768             0.0%
                  Thermador Groupe                                                     511      51,436             0.0%
                  Total Gabon                                                          125      21,356             0.0%
                  Trigano SA                                                           816      86,277             0.0%
#*                Vallourec SA                                                      50,389     322,310             0.1%
                  Vetoquinol SA                                                        559      30,705             0.0%
                  Vicat SA                                                           2,732     194,333             0.1%
                  VIEL & Cie SA                                                      1,813      11,253             0.0%
                  Vilmorin & Cie SA                                                    913      66,019             0.0%
*                 Virbac SA                                                             94      14,799             0.0%
                  Vranken-Pommery Monopole SA                                          634      15,252             0.0%
                                                                                           ----------- ---------------
TOTAL FRANCE                                                                                14,814,622             3.9%
                                                                                           ----------- ---------------
GERMANY -- (4.8%)
                  Aareal Bank AG                                                    12,483     502,076             0.1%
                  Adler Modemaerkte AG                                               1,247       7,272             0.0%
*                 ADVA Optical Networking SE                                         8,374      92,036             0.0%
#*                AIXTRON SE                                                         6,680      36,624             0.0%
                  Allgeier SE                                                        1,181      25,488             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
GERMANY -- (Continued)
#                 Aurubis AG                                                         9,473 $662,025             0.2%
                  Axel Springer SE                                                   6,852  384,446             0.1%
                  Bauer AG                                                           1,881   33,081             0.0%
                  BayWa AG                                                           2,383   86,740             0.0%
                  Bertrandt AG                                                         673   70,288             0.0%
                  Bijou Brigitte AG                                                    724   44,715             0.0%
*                 Bilfinger SE                                                       5,946  258,140             0.1%
                  Biotest AG                                                         1,716   52,404             0.0%
                  Borussia Dortmund GmbH & Co. KGaA                                 13,117   84,492             0.0%
                  CANCOM SE                                                          2,721  161,016             0.1%
                  CENTROTEC Sustainable AG                                           1,661   34,906             0.0%
                  Cewe Stiftung & Co. KGAA                                             872   79,400             0.0%
                  Comdirect Bank AG                                                  5,388   56,179             0.0%
*                 Commerzbank AG                                                    16,071  157,553             0.1%
                  CropEnergies AG                                                    4,332   42,586             0.0%
                  Deutsche Lufthansa AG                                             40,731  702,700             0.2%
                  Deutsche Pfandbriefbank AG                                        15,285  204,929             0.1%
                  Deutz AG                                                          20,205  157,270             0.1%
*                 Dialog Semiconductor P.L.C.                                        8,526  398,940             0.1%
                  DMG Mori AG                                                        7,841  427,257             0.1%
                  Dr Hoenle AG                                                         568   21,810             0.0%
                  Draegerwerk AG & Co. KGaA                                            539   42,297             0.0%
                  Eckert & Ziegler AG                                                1,012   27,959             0.0%
                  Elmos Semiconductor AG                                             2,007   53,340             0.0%
#                 ElringKlinger AG                                                   5,087  101,551             0.0%
*                 Euromicron AG                                                        489    3,794             0.0%
*                 First Sensor AG                                                    1,003   12,760             0.0%
                  Francotyp-Postalia Holding AG Class A                              1,903   10,986             0.0%
                  Fraport AG Frankfurt Airport Services Worldwide                    6,652  523,336             0.2%
                  Freenet AG                                                        18,587  583,322             0.2%
                  Gerry Weber International AG                                       4,651   68,161             0.0%
                  Gesco AG                                                           1,858   50,391             0.0%
                  Grammer AG                                                         2,557  156,892             0.1%
*                 H&R GmbH & Co. KGaA                                                2,400   36,170             0.0%
                  Hamburger Hafen und Logistik AG                                    4,983   94,440             0.0%
#*                Heidelberger Druckmaschinen AG                                    40,440  112,875             0.0%
                  Hella KGaA Hueck & Co.                                             5,513  272,902             0.1%
*                 HolidayCheck Group AG                                              3,457    9,352             0.0%
                  Hornbach Baumarkt AG                                               1,745   57,018             0.0%
                  Indus Holding AG                                                   3,130  209,228             0.1%
                  Isra Vision AG                                                       533   78,088             0.0%
*                 IVU Traffic Technologies AG                                        2,498    9,455             0.0%
                  Jenoptik AG                                                        9,508  255,837             0.1%
                  K+S AG                                                            27,305  651,451             0.2%
                  KION Group AG                                                      8,998  609,573             0.2%
*                 Kloeckner & Co. SE                                                21,008  232,082             0.1%
*                 Koenig & Bauer AG                                                  1,814  125,533             0.0%
*                 Kontron AG                                                         7,202   25,399             0.0%
                  Krones AG                                                          2,061  244,704             0.1%
                  KSB AG                                                                44   21,087             0.0%
                  KWS Saat SE                                                          322  114,524             0.0%
                  Lanxess AG                                                        11,884  858,101             0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------ ----------- ---------------
GERMANY -- (Continued)
                  Leifheit AG                                                          386 $    29,841             0.0%
                  Leoni AG                                                           6,485     352,307             0.1%
*                 Manz AG                                                              900      38,230             0.0%
*                 Mediclin AG                                                        5,270      33,036             0.0%
                  Metro AG                                                          12,733     419,034             0.1%
                  MLP AG                                                             9,593      60,511             0.0%
*                 Nordex SE                                                          3,837      57,824             0.0%
                  Norma Group SE                                                     2,325     124,665             0.0%
                  OHB SE                                                             1,023      24,625             0.0%
                  Osram Licht AG                                                    10,639     712,700             0.2%
*                 Patrizia Immobilien AG                                             6,660     131,395             0.0%
*                 Petro Welt Technologies AG                                         2,336      19,413             0.0%
                  Pfeiffer Vacuum Technology AG                                        242      31,419             0.0%
                  PNE Wind AG                                                       11,095      30,934             0.0%
                  Progress-Werk Oberkirch AG                                           468      24,632             0.0%
                  PSI AG Gesellschaft Fuer Produkte und Systeme der
                    Informationstechnologie                                          2,016      28,218             0.0%
                  Puma SE                                                               77      30,053             0.0%
                  QSC AG                                                            16,042      28,429             0.0%
                  R Stahl AG                                                           227       7,218             0.0%
                  Rheinmetall AG                                                     8,438     774,521             0.2%
                  RHOEN-KLINIKUM AG                                                  6,064     173,321             0.1%
                  RIB Software SE                                                    7,837     114,853             0.0%
*                 RWE AG                                                            66,040   1,093,836             0.3%
                  S&T AG                                                             2,246      31,766             0.0%
                  SAF-Holland SA                                                     7,178     123,920             0.0%
                  Salzgitter AG                                                      8,377     286,741             0.1%
                  Schaltbau Holding AG                                                 933      36,490             0.0%
                  SHW AG                                                             1,188      41,689             0.0%
                  Sixt Leasing SE                                                    1,457      31,426             0.0%
                  Sixt SE                                                            2,096     115,979             0.0%
                  SMA Solar Technology AG                                              773      20,002             0.0%
                  Softing AG                                                         1,101      12,724             0.0%
                  Software AG                                                        8,131     357,749             0.1%
                  Stada Arzneimittel AG                                              8,547     605,642             0.2%
                  Suedzucker AG                                                     13,046     279,201             0.1%
*                 Suess MicroTec AG                                                  3,387      38,096             0.0%
                  Surteco SE                                                         1,610      40,321             0.0%
                  Takkt AG                                                           5,032     119,588             0.0%
*                 Talanx AG                                                          8,833     318,408             0.1%
                  Technotrans AG                                                       890      31,638             0.0%
*                 Tom Tailor Holding SE                                              4,099      38,901             0.0%
                  Traffic Systems SE                                                   622       9,487             0.0%
*                 Uniper SE                                                         31,490     516,818             0.2%
                  VERBIO Vereinigte BioEnergie AG                                    4,422      43,659             0.0%
*                 Vossloh AG                                                         1,966     131,908             0.1%
                  VTG AG                                                             2,005      66,137             0.0%
                  Wacker Chemie AG                                                   2,396     253,606             0.1%
                  Wacker Neuson SE                                                   5,160     130,361             0.0%
                  Wuestenrot & Wuerttembergische AG                                  2,375      48,117             0.0%
                  Zeal Network SE                                                      861      25,308             0.0%
                                                                                           ----------- ---------------
TOTAL GERMANY                                                                               18,533,678             4.9%
                                                                                           ----------- ---------------

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
HONG KONG -- (2.1%)
#*                13 Holdings, Ltd. (The)                                              99,000 $ 29,303             0.0%
                  Agritrade Resources, Ltd.                                            65,000   11,939             0.0%
                  Allied Properties HK, Ltd.                                          290,000   68,569             0.0%
#*                Applied Development Holdings, Ltd.                                  140,000   11,874             0.0%
                  APT Satellite Holdings, Ltd.                                         55,000   29,805             0.0%
                  Asia Financial Holdings, Ltd.                                        32,000   17,309             0.0%
                  Associated International Hotels, Ltd.                                12,000   36,021             0.0%
                  Bonjour Holdings, Ltd.                                              134,000    6,800             0.0%
*                 Burwill Holdings, Ltd.                                              422,000    9,918             0.0%
                  Cathay Pacific Airways, Ltd.                                        177,000  254,742             0.1%
                  Century City International Holdings, Ltd.                           224,000   17,548             0.0%
*                 Champion Technology Holdings, Ltd.                                  848,000   12,525             0.0%
                  Cheuk Nang Holdings, Ltd.                                            33,451   23,129             0.0%
                  Chevalier International Holdings, Ltd.                               20,000   32,239             0.0%
*                 China Chuanglian Education Group, Ltd.                              232,000    3,996             0.0%
*                 China Energy Development Holdings, Ltd.                             690,000    7,092             0.0%
                  China Flavors & Fragrances Co., Ltd.                                 52,000   15,572             0.0%
                  China Metal International Holdings, Inc.                             38,000   11,770             0.0%
                  Chow Sang Sang Holdings International, Ltd.                          44,000  112,457             0.0%
                  Chuang's Consortium International, Ltd.                             180,000   36,986             0.0%
                  CITIC Telecom International Holdings, Ltd.                          220,000   67,835             0.0%
                  CK Life Sciences International Holdings, Inc.                       344,000   29,160             0.0%
                  CNT Group, Ltd.                                                     150,000   11,192             0.0%
#*                Cowell e Holdings, Inc.                                              22,000    7,029             0.0%
*                 Crocodile Garments                                                   69,000    9,310             0.0%
                  CSI Properties, Ltd.                                                870,000   45,826             0.0%
                  CW Group Holdings, Ltd.                                              52,000   10,485             0.0%
                  Dah Sing Banking Group, Ltd.                                         60,400  121,365             0.1%
#                 Dah Sing Financial Holdings, Ltd.                                    20,400  154,650             0.1%
                  Dan Form Holdings Co., Ltd.                                          10,400    3,343             0.0%
                  Eagle Nice International Holdings, Ltd.                              44,000   12,663             0.0%
                  Emperor International Holdings, Ltd.                                270,000   83,301             0.0%
*                 Emperor Watch & Jewellery, Ltd.                                     360,000   15,966             0.0%
*                 Esprit Holdings, Ltd.                                               226,800  175,963             0.1%
*                 eSun Holdings, Ltd.                                                 132,000   15,764             0.0%
                  Far East Consortium International, Ltd.                             161,795   77,136             0.0%
                  FIH Mobile, Ltd.                                                    421,000  144,426             0.1%
                  First Pacific Co., Ltd.                                             284,000  218,686             0.1%
                  First Shanghai Investments, Ltd.                                     88,000   12,084             0.0%
                  Fountain SET Holdings, Ltd.                                         142,000   18,785             0.0%
#*                GCL New Energy Holdings, Ltd.                                       920,000   48,420             0.0%
                  Get Nice Financial Group, Ltd.                                       29,050    4,328             0.0%
                  Get Nice Holdings, Ltd.                                           1,162,000   40,325             0.0%
*                 Global Brands Group Holding, Ltd.                                   774,000   91,374             0.0%
                  Guoco Group, Ltd.                                                     4,000   45,911             0.0%
#                 Haitong International Securities Group, Ltd.                        234,000  126,732             0.1%
                  Hang Lung Group, Ltd.                                               138,000  575,449             0.2%
                  Hanison Construction Holdings, Ltd.                                 105,877   18,743             0.0%
                  Harbour Centre Development, Ltd.                                     17,000   30,995             0.0%
*                 HKR International, Ltd.                                             112,000   60,446             0.0%
                  Hon Kwok Land Investment Co., Ltd.                                   54,000   28,860             0.0%
                  Hong Kong Aircraft Engineering Co., Ltd.                              4,400   29,388             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
HONG KONG -- (Continued)
                  Hongkong & Shanghai Hotels, Ltd. (The)                               85,500 $100,276             0.0%
                  Hopewell Holdings, Ltd.                                              84,000  321,011             0.1%
#*                Hsin Chong Group Holdings, Ltd.                                     532,000   23,938             0.0%
                  Hutchison Telecommunications Hong Kong Holdings, Ltd.               180,000   53,195             0.0%
                  IPE Group, Ltd.                                                      75,000   19,574             0.0%
                  IT, Ltd.                                                             68,000   28,723             0.0%
                  ITC Properties Group, Ltd.                                           38,000   14,840             0.0%
                  Johnson Electric Holdings, Ltd.                                      45,000  138,383             0.1%
                  Karrie International Holdings, Ltd.                                 122,000   17,547             0.0%
                  Kerry Logistics Network, Ltd.                                        76,000  106,996             0.0%
                  Kerry Properties, Ltd.                                               99,000  370,092             0.1%
                  Kingmaker Footwear Holdings, Ltd.                                    74,000   21,004             0.0%
                  Kowloon Development Co., Ltd.                                        77,000   85,176             0.0%
                  Lai Sun Development Co., Ltd.                                     2,475,000   69,628             0.0%
                  Lai Sun Garment International, Ltd.                                 301,000   86,225             0.0%
#                 Li & Fung, Ltd.                                                     640,000  267,991             0.1%
                  Lisi Group Holdings, Ltd.                                           382,000   31,448             0.0%
                  Luk Fook Holdings International, Ltd.                                52,000  189,997             0.1%
                  Luks Group Vietnam Holdings Co., Ltd.                                30,000   10,484             0.0%
                  Lung Kee Bermuda Holdings                                            32,000   15,010             0.0%
#*                Macau Legend Development, Ltd.                                      192,000   35,002             0.0%
*                 Man Sang International, Ltd.                                        150,000    8,879             0.0%
#                 Master Glory Group, Ltd.(BYTP1T9)                                 1,178,174   30,860             0.0%
                  Master Glory Group, Ltd.(BYTP1T9)                                   147,272    3,862             0.0%
                  Melco International Development, Ltd.                               104,000  213,519             0.1%
#                 Miramar Hotel & Investment                                           21,000   45,724             0.0%
                  NagaCorp, Ltd.                                                      226,000  125,478             0.1%
*                 New Times Energy Corp., Ltd.                                        618,000   26,608             0.0%
                  Newocean Energy Holdings, Ltd.                                      124,000   37,426             0.0%
*                 Nine Express, Ltd.                                                   90,000    3,697             0.0%
                  Orient Overseas International, Ltd.                                  36,500  194,853             0.1%
#                 Oriental Watch Holdings                                              60,000   13,953             0.0%
*                 Pacific Andes International Holdings, Ltd.                          668,000    2,353             0.0%
*                 Pacific Basin Shipping, Ltd.                                        577,000  113,128             0.0%
                  Paliburg Holdings, Ltd.                                              86,000   30,384             0.0%
                  Pico Far East Holdings, Ltd.                                        100,000   40,469             0.0%
                  Playmates Holdings, Ltd.                                             24,000   38,307             0.0%
                  Playmates Toys, Ltd.                                                 60,000   10,706             0.0%
                  Polytec Asset Holdings, Ltd.                                        325,000   26,342             0.0%
                  Public Financial Holdings, Ltd.                                      24,000   11,104             0.0%
*                 PYI Corp., Ltd.                                                     560,000   12,116             0.0%
                  Regal Hotels International Holdings, Ltd.                            68,000   44,987             0.0%
                  SEA Holdings, Ltd.                                                   20,000   50,230             0.0%
*                 SEE Corp., Ltd.                                                     320,000   11,922             0.0%
*                 SEEC Media Group, Ltd.                                              900,000   12,827             0.0%
                  Shangri-La Asia, Ltd.                                               206,000  294,828             0.1%
#                 Shenwan Hongyuan HK, Ltd.                                            65,000   25,023             0.0%
*                 Silver base Group Holdings, Ltd.                                    174,000   11,068             0.0%
*                 Singamas Container Holdings, Ltd.                                   180,000   30,770             0.0%
                  SITC International Holdings Co., Ltd.                                27,000   19,341             0.0%
                  Sitoy Group Holdings, Ltd.                                           81,000   16,546             0.0%
                  SJM Holdings, Ltd.                                                  246,000  238,483             0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
HONG KONG -- (Continued)
*                 SOCAM Development, Ltd.                                            28,000 $    7,589             0.0%
                  Soundwill Holdings, Ltd.                                           12,500     30,887             0.0%
*                 South China Holdings Co., Ltd.                                    190,000      7,848             0.0%
                  Stella International Holdings, Ltd.                                65,000    112,972             0.0%
                  Sun Hung Kai & Co., Ltd.                                           91,000     67,679             0.0%
*                 Talent Property Group, Ltd.                                       570,000      9,300             0.0%
                  Tao Heung Holdings, Ltd.                                           39,000     10,676             0.0%
                  Television Broadcasts, Ltd.                                        37,700    144,919             0.1%
#                 Texwinca Holdings, Ltd.                                           124,000     83,011             0.0%
                  Transport International Holdings, Ltd.                             33,200    103,249             0.0%
*                 Trinity, Ltd.                                                     118,000      8,494             0.0%
*                 TSC Group Holdings, Ltd.                                           50,000      5,136             0.0%
                  Tsui Wah Holdings, Ltd.                                            58,000      9,085             0.0%
*                 United Laboratories International Holdings, Ltd. (The)             90,000     56,431             0.0%
                  Upbest Group, Ltd.                                                 96,000     13,923             0.0%
                  Vantage International Holdings, Ltd.                               96,000     14,165             0.0%
                  Varitronix International, Ltd.                                     44,000     20,868             0.0%
                  Vedan International Holdings, Ltd.                                 80,000      9,755             0.0%
                  Victory City International Holdings, Ltd.                         640,562     22,226             0.0%
                  VST Holdings, Ltd.                                                102,000     35,517             0.0%
                  Wai Kee Holdings, Ltd.                                             48,000     23,346             0.0%
                  Win Hanverky Holdings, Ltd.                                        70,000     10,245             0.0%
                  Wing On Co. International, Ltd.                                    20,000     66,982             0.0%
                  Wing Tai Properties, Ltd.                                          52,000     34,425             0.0%
                  Wong's Kong King International                                     80,000      8,993             0.0%
                  Xinyi Glass Holdings, Ltd.                                        234,000    207,355             0.1%
                  Yue Yuen Industrial Holdings, Ltd.                                 17,000     67,205             0.0%
                                                                                            ---------- ---------------
TOTAL HONG KONG                                                                              8,030,148             2.1%
                                                                                            ---------- ---------------
INDIA -- (4.6%)
                  Aarti Drugs, Ltd.                                                   1,321     11,999             0.0%
*                 Aban Offshore, Ltd.                                                 4,866     16,965             0.0%
                  Adani Enterprises, Ltd.                                            35,952     60,866             0.0%
                  Adani Ports & Special Economic Zone, Ltd.                          20,256    102,811             0.1%
*                 Adani Power, Ltd.                                                 177,907     91,599             0.0%
*                 Adani Transmissions, Ltd.                                          32,395     39,345             0.0%
*                 Aditya Birla Fashion and Retail, Ltd.                              28,844     77,132             0.0%
                  Aditya Birla Nuvo, Ltd.                                             6,075    156,715             0.1%
*                 Allahabad Bank                                                     31,594     40,499             0.0%
                  Allcargo Logistics, Ltd.                                           10,423     30,695             0.0%
                  Anant Raj, Ltd.                                                    24,606     23,588             0.0%
                  Andhra Bank                                                        15,328     16,410             0.0%
                  Apar Industries, Ltd.                                               1,626     20,424             0.0%
                  Apollo Tyres, Ltd.                                                 41,334    157,304             0.1%
                  Arvind, Ltd.                                                       18,888    117,160             0.1%
                  Ashoka Buildcon, Ltd.                                               4,913     15,003             0.0%
                  Atul, Ltd.                                                            945     35,816             0.0%
                  Bajaj Electricals, Ltd.                                             7,555     41,324             0.0%
                  Bajaj Finance, Ltd.                                                 1,148     22,734             0.0%
                  Bajaj Finserv, Ltd.                                                 5,258    372,285             0.1%
*                 Bajaj Hindusthan Sugar, Ltd.                                       39,744     10,278             0.0%
                  Bajaj Holdings & Investment, Ltd.                                   3,285    107,839             0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
INDIA -- (Continued)
                  Balkrishna Industries, Ltd.                                        5,010 $118,789             0.1%
*                 Ballarpur Industries, Ltd.                                        73,565   21,822             0.0%
                  Balmer Lawrie & Co., Ltd.                                          5,628   20,704             0.0%
                  Balrampur Chini Mills, Ltd.                                       21,237   53,736             0.0%
                  Banco Products India, Ltd.                                         5,278   18,705             0.0%
*                 Bank of Baroda                                                    71,919  209,638             0.1%
*                 Bank of India                                                     40,129  115,483             0.1%
                  Bannari Amman Sugars, Ltd.                                           400   12,360             0.0%
                  BEML, Ltd.                                                         1,599   34,805             0.0%
                  Bharat Heavy Electricals, Ltd.                                    36,273   99,181             0.0%
                  Biocon, Ltd.                                                       5,817  100,395             0.0%
                  Birla Corp., Ltd.                                                  4,098   49,175             0.0%
                  Bliss Gvs Pharma, Ltd.                                             9,745   25,688             0.0%
                  Bombay Dyeing & Manufacturing Co., Ltd.                            7,230    9,726             0.0%
*                 Bombay Rayon Fashions, Ltd.                                        4,813    9,426             0.0%
                  Brigade Enterprises, Ltd.                                          2,957   11,251             0.0%
*                 Canara Bank                                                       17,350   96,474             0.0%
                  Capital First, Ltd.                                                2,383   28,190             0.0%
                  Carborundum Universal, Ltd.                                        5,653   25,641             0.0%
                  Ceat, Ltd.                                                         3,634   87,525             0.0%
                  Century Textiles & Industries, Ltd.                                5,963  104,936             0.1%
*                 CG Power and Industrial Solutions, Ltd.                           57,668   70,554             0.0%
                  Chambal Fertilizers and Chemicals, Ltd.                           29,997   46,744             0.0%
                  Chennai Super Kings Cricket, Ltd.                                 33,314      218             0.0%
                  Cholamandalam Investment and Finance Co., Ltd.                     4,941   85,267             0.0%
                  City Union Bank, Ltd.                                             17,998   46,107             0.0%
                  Clariant Chemicals India, Ltd.                                     1,294   13,645             0.0%
*                 Coffee Day Enterprises, Ltd.                                       6,695   26,017             0.0%
                  Coromandel International, Ltd.                                    11,341   60,918             0.0%
*                 Corp. Bank                                                        22,755   20,732             0.0%
                  Cox & Kings, Ltd.                                                 15,037   53,059             0.0%
*                 Crompton Greaves Consumer Electricals, Ltd.                       30,969  105,927             0.1%
                  Cyient, Ltd.                                                      10,755   91,944             0.0%
                  Dalmia Bharat, Ltd.                                                3,039  102,467             0.0%
*                 DCB Bank, Ltd.                                                    19,691   56,249             0.0%
                  DCM Shriram, Ltd.                                                  8,218   45,209             0.0%
                  Deepak Fertilisers & Petrochemicals Corp., Ltd.                    4,967   20,688             0.0%
                  Deepak Nitrite, Ltd.                                               5,821   12,472             0.0%
                  Delta Corp., Ltd.                                                 11,121   27,874             0.0%
*                 DEN Networks, Ltd.                                                 6,479    9,613             0.0%
*                 Dena Bank                                                         26,714   18,413             0.0%
                  Dewan Housing Finance Corp., Ltd.                                 28,036  186,504             0.1%
                  Dhampur Sugar Mills, Ltd.                                          3,464   12,689             0.0%
                  Dishman Pharmaceuticals & Chemicals, Ltd.                          9,244   44,519             0.0%
                  DLF, Ltd.                                                         62,051  179,178             0.1%
                  Dredging Corp. Of India, Ltd.                                      1,984   19,731             0.0%
                  EID Parry India, Ltd.                                             10,423   48,696             0.0%
                  EIH, Ltd.                                                         14,472   29,882             0.0%
                  Electrosteel Castings, Ltd.                                       14,500    8,199             0.0%
                  Engineers India, Ltd.                                             27,526   71,272             0.0%
*                 Eros International Media, Ltd.                                     5,517   18,583             0.0%
                  Escorts, Ltd.                                                     10,792   91,907             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
INDIA -- (Continued)
                  Essel Propack, Ltd.                                                 6,079 $ 24,210             0.0%
                  Eveready Industries India, Ltd.                                     4,825   23,230             0.0%
                  Exide Industries, Ltd.                                             32,046  114,742             0.1%
                  FDC, Ltd.                                                           4,381   13,516             0.0%
                  Federal Bank, Ltd.                                                152,911  256,433             0.1%
                  Finolex Cables, Ltd.                                                9,691   78,851             0.0%
*                 Firstsource Solutions, Ltd.                                        49,505   33,329             0.0%
*                 Fortis Healthcare, Ltd.                                            14,249   48,821             0.0%
                  Future Enterprises, Ltd.                                           11,207    5,484             0.0%
*                 Future Retail Ltd.                                                 11,207   54,228             0.0%
                  GAIL India, Ltd.                                                   48,947  321,682             0.1%
                  Gateway Distriparks, Ltd.                                           9,577   39,756             0.0%
                  Gati, Ltd.                                                          9,843   20,704             0.0%
                  GHCL, Ltd.                                                          6,025   24,379             0.0%
                  GIC Housing Finance, Ltd.                                           2,271   17,687             0.0%
                  Godfrey Phillips India, Ltd.                                          601   11,048             0.0%
*                 Godrej Properties, Ltd.                                               682    4,941             0.0%
                  Graphite India, Ltd.                                                7,014   13,517             0.0%
                  Grasim Industries, Ltd.                                            11,043  197,948             0.1%
                  Great Eastern Shipping Co., Ltd. (The)                              8,188   55,923             0.0%
                  Greaves Cotton, Ltd.                                                6,939   18,665             0.0%
                  Gujarat Alkalies & Chemicals, Ltd.                                  3,823   27,794             0.0%
*                 Gujarat Ambuja Exports, Ltd.                                        5,661   11,571             0.0%
                  Gujarat Fluorochemicals, Ltd.                                       4,296   51,548             0.0%
                  Gujarat Mineral Development Corp., Ltd.                            15,723   30,428             0.0%
                  Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.                5,880   27,553             0.0%
                  Gujarat Pipavav Port, Ltd.                                          3,533    8,785             0.0%
                  Gujarat State Petronet, Ltd.                                       23,516   66,151             0.0%
*                 Hathway Cable & Datacom, Ltd.                                      53,718   36,377             0.0%
*                 HCL Infosystems, Ltd.                                              29,397   25,928             0.0%
                  HCL Technologies, Ltd.                                                946   11,993             0.0%
*                 HEG, Ltd.                                                           5,390   26,177             0.0%
*                 HeidelbergCement India, Ltd.                                        9,822   20,925             0.0%
                  Hexaware Technologies, Ltd.                                        15,362   55,156             0.0%
                  Hikal, Ltd.                                                         6,003   19,785             0.0%
*                 Himachal Futuristic Communications, Ltd.                          103,165   24,680             0.0%
                  Himadri Speciality Chemical, Ltd.                                  28,900   25,139             0.0%
                  Himatsingka Seide, Ltd.                                             3,227   17,002             0.0%
                  Hindalco Industries, Ltd.                                         183,525  566,902             0.2%
                  Hinduja Global Solutions, Ltd.                                      1,469   12,675             0.0%
*                 Hindustan Construction Co., Ltd.                                   58,971   42,711             0.0%
                  Hindustan Media Ventures, Ltd.                                      2,725   12,272             0.0%
                  Honda SIEL Power Products, Ltd.                                       505   11,494             0.0%
*                 Housing Development & Infrastructure, Ltd.                         42,843   60,363             0.0%
                  HSIL, Ltd.                                                          5,251   27,675             0.0%
                  HT Media, Ltd.                                                      4,432    5,658             0.0%
                  Huhtamaki PPL, Ltd.                                                 3,404   14,502             0.0%
*                 IDBI Bank, Ltd.                                                    81,040   98,174             0.0%
                  Idea Cellular, Ltd.                                               206,558  275,333             0.1%
*                 IFCI, Ltd.                                                        127,562   62,864             0.0%
                  IIFL Holdings, Ltd.                                                24,794  184,182             0.1%
                  IL&FS Transportation Networks, Ltd.                                16,134   28,647             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
INDIA -- (Continued)
                  India Cements, Ltd. (The)                                          33,314 $112,088             0.1%
                  Indiabulls Housing Finance, Ltd.                                   41,324  653,048             0.2%
                  Indian Bank                                                        12,903   63,962             0.0%
                  Indian Hotels Co., Ltd.                                            23,397   46,643             0.0%
*                 Indian Overseas Bank                                               79,497   35,629             0.0%
                  Ingersoll-Rand India, Ltd.                                            672    9,372             0.0%
*                 Inox Wind, Ltd.                                                     6,588   20,038             0.0%
*                 Ipca Laboratories, Ltd.                                             7,005   64,747             0.0%
                  J Kumar Infraprojects, Ltd.                                         3,645   16,303             0.0%
*                 Jagran Prakashan, Ltd.                                             13,729   41,765             0.0%
                  Jain Irrigation Systems, Ltd.                                      58,090  100,889             0.0%
*                 Jaiprakash Associates, Ltd.                                       251,146   53,731             0.0%
                  Jammu & Kashmir Bank, Ltd. (The)                                   39,640   49,793             0.0%
*                 Jaypee Infratech, Ltd.                                             86,176   20,128             0.0%
                  JB Chemicals & Pharmaceuticals, Ltd.                                3,541   18,208             0.0%
                  JBF Industries, Ltd.                                                3,357   15,135             0.0%
                  Jindal Poly Films, Ltd.                                             1,754   12,357             0.0%
                  Jindal Saw, Ltd.                                                   28,520   35,698             0.0%
*                 Jindal Steel & Power, Ltd.                                         62,559  110,558             0.1%
*                 JITF Infralogistics, Ltd.                                           2,293    2,434             0.0%
                  JK Cement, Ltd.                                                     2,985   45,925             0.0%
                  JK Lakshmi Cement, Ltd.                                             2,854   20,664             0.0%
                  JK Paper, Ltd.                                                      7,255   12,054             0.0%
                  JK Tyre & Industries, Ltd.                                          7,877   20,323             0.0%
                  JM Financial, Ltd.                                                 37,220   67,145             0.0%
                  JSW Energy, Ltd.                                                   66,276   69,164             0.0%
                  JSW Steel, Ltd.                                                   139,440  431,775             0.1%
                  Jubilant Life Sciences, Ltd.                                       10,098  120,686             0.1%
                  Kalpataru Power Transmission, Ltd.                                  5,875   32,241             0.0%
*                 Kalyani Steels, Ltd.                                                4,674   27,096             0.0%
                  Karnataka Bank, Ltd. (The)                                         30,949   79,117             0.0%
                  Karur Vysya Bank, Ltd. (The)                                       36,190   66,846             0.0%
*                 Kaveri Seed Co., Ltd.                                               3,892   34,202             0.0%
                  KCP, Ltd.                                                           5,424   10,975             0.0%
                  KEC International, Ltd.                                             6,560   22,436             0.0%
                  Kirloskar Brothers, Ltd.                                            3,469   15,229             0.0%
                  KNR Constructions, Ltd.                                             2,477    7,645             0.0%
                  KPIT Technologies, Ltd.                                            27,966   55,771             0.0%
                  KPR Mill, Ltd.                                                      2,394   27,278             0.0%
                  KRBL, Ltd.                                                          7,770   53,170             0.0%
                  KSB Pumps, Ltd.                                                     1,337   14,559             0.0%
                  Kwality, Ltd.                                                       5,565   13,060             0.0%
                  L&T Finance Holdings, Ltd.                                         61,204  121,628             0.1%
                  Lakshmi Machine Works, Ltd.                                           278   20,126             0.0%
                  Lakshmi Vilas Bank, Ltd. (The)                                      6,781   19,678             0.0%
                  LIC Housing Finance, Ltd.                                          26,547  276,405             0.1%
                  Linde India, Ltd.                                                   1,784   12,727             0.0%
                  Mahindra & Mahindra Financial Services, Ltd.                       37,755  197,328             0.1%
*                 Mahindra CIE Automotive, Ltd.                                      13,480   50,868             0.0%
                  Mahindra Lifespace Developers, Ltd.()                                 427    2,934             0.0%
                  Mahindra Lifespace Developers, Ltd.(6238258)                        1,709   11,765             0.0%
                  Man Infraconstruction, Ltd.                                        12,988   11,996             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
INDIA -- (Continued)
                  Manappuram Finance, Ltd.                                           78,811 $114,495             0.1%
                  Marksans Pharma, Ltd.                                              41,168   33,408             0.0%
                  Max Financial Services, Ltd.                                        8,145   83,328             0.0%
                  McLeod Russel India, Ltd.                                           8,584   25,337             0.0%
                  Mercator, Ltd.                                                      9,655    7,441             0.0%
                  Merck, Ltd.                                                         1,383   23,308             0.0%
                  MindTree, Ltd.                                                     11,993   90,545             0.0%
                  Motilal Oswal Financial Services, Ltd.                              2,470   32,361             0.0%
                  Mphasis, Ltd.                                                      13,194  110,164             0.1%
                  MRF, Ltd.                                                             148  155,885             0.1%
                  Muthoot Finance, Ltd.                                              10,679   65,526             0.0%
                  National Aluminium Co., Ltd.                                       73,439   78,581             0.0%
                  Nava Bharat Ventures, Ltd.                                         10,426   24,187             0.0%
                  Navin Fluorine International, Ltd.                                    333   16,236             0.0%
*                 Navkar Corp., Ltd.                                                  5,162   16,860             0.0%
                  NCC, Ltd.                                                          64,575   95,879             0.0%
                  NIIT Technologies, Ltd.                                             3,874   27,644             0.0%
                  Nilkamal, Ltd.                                                      1,710   58,191             0.0%
                  NOCIL, Ltd.                                                         4,448    7,314             0.0%
                  Oberoi Realty, Ltd.                                                15,798   97,404             0.0%
                  OCL India, Ltd.                                                     1,709   27,005             0.0%
                  Omaxe, Ltd.                                                        12,406   37,202             0.0%
                  Orient Cement Ltd.                                                  7,237   19,016             0.0%
                  Oriental Bank of Commerce                                          12,870   33,849             0.0%
*                 Patel Engineering, Ltd.                                             6,217    9,279             0.0%
                  PC Jeweller, Ltd.                                                   6,576   43,118             0.0%
                  Persistent Systems, Ltd.                                            6,923   63,158             0.0%
                  Pfizer, Ltd.                                                        1,489   40,051             0.0%
                  Phillips Carbon Black, Ltd.                                         1,646   10,928             0.0%
                  Piramal Enterprises, Ltd.                                           4,262  164,970             0.1%
*                 Polaris Consulting & Services, Ltd.                                 5,149   16,313             0.0%
                  Polyplex Corp., Ltd.                                                1,537   11,430             0.0%
                  Power Finance Corp., Ltd.                                         100,884  250,670             0.1%
                  Praj Industries, Ltd.                                              14,719   19,781             0.0%
*                 Prakash Industries, Ltd.                                            6,192    8,733             0.0%
                  Prestige Estates Projects, Ltd.                                    16,306   59,805             0.0%
                  PTC India Financial Services, Ltd.                                 38,975   28,063             0.0%
                  PTC India, Ltd.                                                    42,176   62,344             0.0%
                  Punjab & Sind Bank                                                 13,226   13,196             0.0%
                  Radico Khaitan, Ltd.                                                8,334   15,869             0.0%
                  Rain Industries, Ltd.                                              25,025   43,776             0.0%
                  Rajesh Exports, Ltd.                                               11,983  114,551             0.1%
                  Ramco Cements, Ltd. (The)                                           6,820   73,033             0.0%
                  Ramco Industries, Ltd.                                              4,757   16,389             0.0%
*                 Ramco Systems, Ltd.                                                 1,512    9,489             0.0%
                  Ramkrishna Forgings, Ltd.                                           1,507   11,821             0.0%
                  Rashtriya Chemicals & Fertilizers, Ltd.                            23,699   31,023             0.0%
                  Ratnamani Metals & Tubes, Ltd.                                      2,005   25,160             0.0%
*                 RattanIndia Power, Ltd.                                            91,896   12,347             0.0%
                  Raymond, Ltd.                                                       5,379   62,132             0.0%
                  Redington India, Ltd.                                              39,736   77,209             0.0%
*                 Reliance Communications, Ltd.                                     127,476   68,116             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
INDIA -- (Continued)
*                 Reliance Power, Ltd.                                              104,301 $ 79,214             0.0%
*                 Rolta India, Ltd.                                                   8,907    8,389             0.0%
                  Rural Electrification Corp., Ltd.                                 104,056  326,755             0.1%
                  Sadbhav Engineering, Ltd.                                          11,993   62,293             0.0%
                  Sanghvi Movers, Ltd.                                                3,444   14,139             0.0%
*                 Sequent Scientific, Ltd.                                           12,214   23,913             0.0%
                  Shilpi Cable Technologies, Ltd.                                     3,863    7,174             0.0%
*                 Shipping Corp. of India, Ltd.                                      11,298   14,171             0.0%
                  Shriram City Union Finance, Ltd.                                    2,149   74,192             0.0%
                  Shriram Transport Finance Co., Ltd.                                 1,789   28,917             0.0%
*                 Sical Logistics, Ltd.                                               2,968   11,828             0.0%
                  Simplex Infrastructures, Ltd.                                       2,715   17,081             0.0%
                  Sintex Industries, Ltd.                                            57,537  101,413             0.0%
                  Siyaram Silk Mills, Ltd.                                              572   14,945             0.0%
                  Sobha, Ltd.                                                         4,729   27,251             0.0%
                  Sonata Software, Ltd.                                               5,128   13,488             0.0%
                  South Indian Bank, Ltd. (The)                                      97,154   38,832             0.0%
                  SREI Infrastructure Finance, Ltd.                                  37,294   52,740             0.0%
                  SRF, Ltd.                                                           2,383   65,735             0.0%
                  State Bank of India                                                12,640   56,796             0.0%
                  Sterlite Technologies, Ltd.                                        24,123   54,861             0.0%
                  Strides Shasun, Ltd.                                                6,329  105,709             0.1%
                  Sundaram-Clayton, Ltd.                                                244   16,383             0.0%
                  Sunteck Realty, Ltd.                                                1,802   12,547             0.0%
                  Sutlej Textiles and Industries, Ltd.                                  592    8,465             0.0%
                  Suven Life Sciences, Ltd.                                           2,212    6,205             0.0%
*                 Syndicate Bank                                                     25,260   32,503             0.0%
                  TAKE Solutions, Ltd.                                                5,322   11,009             0.0%
                  Tamil Nadu Newsprint & Papers, Ltd.                                 3,357   15,448             0.0%
                  Tata Chemicals, Ltd.                                               10,935  111,484             0.1%
                  Tata Global Beverages, Ltd.                                        66,514  158,060             0.1%
                  Tata Steel, Ltd.                                                   49,276  343,130             0.1%
                  Tech Mahindra, Ltd.                                                24,288  157,583             0.1%
                  Techno Electric & Engineering Co., Ltd.                             5,362   32,953             0.0%
                  Time Technoplast, Ltd.                                             10,500   18,582             0.0%
                  Titagarh Wagons, Ltd.                                              11,040   21,906             0.0%
                  Transport Corp. of India, Ltd.                                      3,428   12,922             0.0%
                  Trident, Ltd.                                                      16,613   21,640             0.0%
*                 Triveni Engineering & Industries, Ltd.                              9,311   13,677             0.0%
                  Tube Investments of India, Ltd.                                    10,281  107,753             0.1%
                  TV Today Network, Ltd.                                              2,611   10,935             0.0%
*                 TV18 Broadcast, Ltd.                                               86,868   56,459             0.0%
*                 UCO Bank                                                           43,518   28,128             0.0%
                  Uflex, Ltd.                                                         4,170   24,179             0.0%
                  Unichem Laboratories, Ltd.                                          6,091   25,954             0.0%
*                 Union Bank of India                                                27,772   74,045             0.0%
*                 Unitech, Ltd.                                                     397,021   35,134             0.0%
*                 United Bank of India                                               29,567   10,659             0.0%
                  UPL, Ltd.                                                          38,041  476,952             0.1%
                  VA Tech Wabag, Ltd.                                                 4,125   43,120             0.0%
                  Vardhman Textiles, Ltd.                                             2,918   58,941             0.0%
                  Vedanta, Ltd.()                                                    30,919  117,058             0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
INDIA -- (Continued)
                  Vedanta, Ltd.(6136040)                                              127,768 $   482,827             0.2%
*                 Videocon Industries, Ltd.                                            11,739      18,935             0.0%
*                 Vijaya Bank                                                          51,437      65,998             0.0%
                  Voltas, Ltd.                                                          5,813      37,129             0.0%
                  VST Tillers Tractors, Ltd.                                              380      11,776             0.0%
                  Welspun Corp., Ltd.                                                  15,728      20,193             0.0%
                  West Coast Paper Mills, Ltd.                                          3,403      10,610             0.0%
                  Wockhardt, Ltd.                                                       3,683      41,094             0.0%
                  Zee Media Corp., Ltd.                                                34,161      20,174             0.0%
                  Zensar Technologies, Ltd.                                             2,085      27,998             0.0%
                                                                                              ----------- ---------------
TOTAL INDIA                                                                                    17,816,902             4.7%
                                                                                              ----------- ---------------
INDONESIA -- (0.9%)
                  Adaro Energy Tbk PT                                               2,420,100     321,821             0.1%
                  Adhi Karya Persero Tbk PT                                           264,400      44,751             0.0%
*                 Agung Podomoro Land Tbk PT                                          466,200       7,339             0.0%
*                 Alam Sutera Realty Tbk PT                                         1,729,800      45,053             0.0%
*                 Aneka Tambang Persero Tbk PT                                      1,917,480      99,881             0.1%
                  Astra Agro Lestari Tbk PT                                            53,600      57,865             0.0%
*                 Bank Artha Graha Internasional Tbk PT                             2,457,100      17,519             0.0%
                  Bank Bukopin Tbk                                                    371,100      17,522             0.0%
                  Bank Danamon Indonesia Tbk PT                                       447,700     163,105             0.1%
                  Bank Maybank Indonesia Tbk PT                                     1,173,000      29,912             0.0%
*                 Bank Pan Indonesia Tbk PT                                           521,700      35,784             0.0%
                  Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT                418,000      62,929             0.0%
                  Bank Pembangunan Daerah Jawa Timur Tbk PT                           382,300      19,618             0.0%
*                 Bank Permata Tbk PT                                                 578,500      30,123             0.0%
                  Bank Tabungan Negara Persero Tbk PT                                 649,900     111,895             0.1%
*                 Barito Pacific Tbk PT                                               491,400     116,057             0.1%
                  Bekasi Fajar Industrial Estate Tbk PT                               835,100      18,514             0.0%
                  BISI International Tbk PT                                           130,500      18,176             0.0%
                  Ciputra Development Tbk PT                                        1,326,686     127,230             0.1%
*                 Delta Dunia Makmur Tbk PT                                         1,079,400      89,080             0.0%
*                 Eagle High Plantations Tbk PT                                     2,331,500      54,822             0.0%
                  Elnusa Tbk PT                                                       671,700      19,006             0.0%
                  Fajar Surya Wisesa Tbk PT                                            92,000      31,526             0.0%
*                 Gajah Tunggal Tbk PT                                                335,500      26,024             0.0%
*                 Garuda Indonesia Persero Tbk PT                                     440,200      12,144             0.0%
                  Global Mediacom Tbk PT                                            1,106,900      44,370             0.0%
*                 Hanson International Tbk PT                                       6,480,500      67,473             0.0%
                  Holcim Indonesia Tbk PT                                             208,000      14,039             0.0%
                  Indah Kiat Pulp & Paper Corp. Tbk PT                                414,200      64,559             0.0%
*                 Indika Energy Tbk PT                                                376,500      25,399             0.0%
                  Indo Tambangraya Megah Tbk PT                                        50,300      72,121             0.0%
                  Intiland Development Tbk PT                                         944,900      31,169             0.0%
                  Japfa Comfeed Indonesia Tbk PT                                      631,100      69,326             0.0%
                  KMI Wire & Cable Tbk PT                                             433,700      20,148             0.0%
*                 Krakatau Steel Persero Tbk PT                                       704,932      30,624             0.0%
*                 Lippo Cikarang Tbk PT                                                85,400      28,652             0.0%
                  Lippo Karawaci Tbk PT                                             2,647,800     156,825             0.1%
*                 Malindo Feedmill Tbk PT                                              85,300       7,804             0.0%
                  Matahari Putra Prima Tbk PT                                         158,900      11,257             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
INDONESIA -- (Continued)
*                 Medco Energi Internasional Tbk PT                                   247,700 $   55,508             0.0%
                  Media Nusantara Citra Tbk PT                                        356,600     48,777             0.0%
*                 Mitra Adiperkasa Tbk PT                                              76,800     36,406             0.0%
*                 MNC Investama Tbk PT                                              3,256,000     29,337             0.0%
                  MNC Land Tbk PT                                                      98,400     10,040             0.0%
*                 Modernland Realty Tbk PT                                          1,269,000     26,816             0.0%
*                 Multipolar Tbk PT                                                 1,396,100     33,271             0.0%
*                 Nirvana Development Tbk PT                                          652,600      3,866             0.0%
*                 Nusantara Infrastructure Tbk PT                                   1,500,000     14,838             0.0%
                  Pabrik Kertas Tjiwi Kimia Tbk PT                                    184,400     17,609             0.0%
                  Pan Brothers Tbk PT                                                 677,300     30,211             0.0%
*                 Panin Financial Tbk PT                                            1,528,100     26,794             0.0%
                  Pembangunan Perumahan Persero Tbk PT                                370,500     88,331             0.0%
                  Perusahaan Perkebunan London Sumatra Indonesia Tbk PT               459,700     48,055             0.0%
                  Ramayana Lestari Sentosa Tbk PT                                     303,000     28,954             0.0%
                  Salim Ivomas Pratama Tbk PT                                         511,500     24,322             0.0%
                  Semen Indonesia Persero Tbk PT                                      210,900    139,376             0.1%
*                 Sentul City Tbk PT                                                3,313,700     21,866             0.0%
                  Sri Rejeki Isman Tbk PT                                           1,787,400     40,468             0.0%
                  Surya Semesta Internusa Tbk PT                                      835,700     45,723             0.0%
                  Tambang Batubara Bukit Asam Persero Tbk PT                           91,300     86,571             0.0%
                  Tempo Scan Pacific Tbk PT                                           117,300     18,175             0.0%
*                 Tiga Pilar Sejahtera Food Tbk                                       221,200     36,699             0.0%
                  Timah Persero Tbk PT                                                355,200     25,142             0.0%
                  Tiphone Mobile Indonesia Tbk PT                                     247,700     19,125             0.0%
                  Tunas Baru Lampung Tbk PT                                           239,000     22,738             0.0%
*                 Vale Indonesia Tbk PT                                               320,400     53,221             0.0%
*                 Visi Media Asia Tbk PT                                              962,600     28,706             0.0%
                  Wijaya Karya Persero Tbk PT                                         351,000     62,265             0.0%
*                 XL Axiata Tbk PT                                                    480,400    115,524             0.1%
                                                                                              ---------- ---------------
TOTAL INDONESIA                                                                                3,460,196             0.9%
                                                                                              ---------- ---------------
IRELAND -- (0.6%)
*                 Bank of Ireland                                                   6,312,004  1,588,966             0.4%
                  C&C Group P.L.C.                                                     48,489    200,072             0.1%
*                 FBD Holdings P.L.C.                                                   1,892     16,761             0.0%
                  IFG Group P.L.C.                                                      8,899     15,977             0.0%
                  Paddy Power Betfair P.L.C.                                            5,477    609,559             0.1%
                                                                                              ---------- ---------------
TOTAL IRELAND                                                                                  2,431,335             0.6%
                                                                                              ---------- ---------------
ISRAEL -- (0.5%)
*                 Africa Israel Investments, Ltd.                                      22,368      2,766             0.0%
                  Africa Israel Residences, Ltd.                                          561     12,043             0.0%
                  Albaad Massuot Yitzhak, Ltd.                                          1,030     17,690             0.0%
*                 Allot Communications, Ltd.                                            5,253     26,175             0.0%
                  Ashtrom Properties, Ltd.                                              4,071     18,708             0.0%
*                 AudioCodes, Ltd.                                                      2,412     15,802             0.0%
*                 Azorim-Investment Development & Construction Co., Ltd.               17,209     20,699             0.0%
*                 Ceragon Networks, Ltd.                                                9,193     30,930             0.0%
*                 Clal Insurance Enterprises Holdings, Ltd.                             4,144     67,435             0.0%
                  Delek Group, Ltd.                                                       508    114,367             0.1%
                  Delta-Galil Industries, Ltd.                                          1,823     55,892             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
ISRAEL -- (Continued)
                  Direct Insurance Financial Investments, Ltd.                        2,079 $   19,890             0.0%
                  El Al Israel Airlines                                              32,208     25,197             0.0%
                  Electra Consumer Products 1970, Ltd.                                1,318     27,420             0.0%
                  Electra, Ltd.                                                         119     25,956             0.0%
                  Energix-Renewable Energies, Ltd.                                   15,730     10,836             0.0%
*                 Equital, Ltd.                                                       1,258     34,693             0.0%
                  First International Bank Of Israel, Ltd.                            5,942     97,916             0.1%
                  Formula Systems 1985, Ltd.                                          1,105     43,499             0.0%
                  Fox Wizel, Ltd.                                                       819     18,676             0.0%
*                 Hadera Paper, Ltd.                                                    663     30,603             0.0%
                  Harel Insurance Investments & Financial Services, Ltd.             18,869    100,433             0.1%
*                 Israel Discount Bank, Ltd. Class A                                100,511    243,354             0.1%
*                 Jerusalem Oil Exploration                                           1,494     86,861             0.0%
*                 Kenon Holdings, Ltd.                                                1,970     24,532             0.0%
                  Maabarot Products, Ltd.                                               671     12,981             0.0%
                  Magic Software Enterprises, Ltd.                                    3,186     25,200             0.0%
                  Matrix IT, Ltd.                                                     4,812     45,211             0.0%
                  Menora Mivtachim Holdings, Ltd.                                     3,936     45,490             0.0%
                  Migdal Insurance & Financial Holding, Ltd.                         70,501     69,456             0.0%
                  Mizrahi Tefahot Bank, Ltd.                                         10,941    176,494             0.1%
*                 Naphtha Israel Petroleum Corp., Ltd.                                4,316     34,899             0.0%
                  Neto ME Holdings, Ltd.                                                149     16,454             0.0%
*                 Nova Measuring Instruments, Ltd.                                      786     15,624             0.0%
                  Oil Refineries, Ltd.                                              189,838     75,515             0.0%
                  Paz Oil Co., Ltd.                                                     815    133,129             0.1%
*                 Phoenix Holdings, Ltd. (The)                                       12,636     55,356             0.0%
                  Plasson Industries, Ltd.                                              413     14,031             0.0%
                  Scope Metals Group, Ltd.                                            1,007     28,395             0.0%
                  Shikun & Binui, Ltd.                                               29,406     77,199             0.0%
                  Shufersal, Ltd.                                                     8,712     42,974             0.0%
                  Summit Real Estate Holdings, Ltd.                                   4,845     36,059             0.0%
*                 Tower Semiconductor, Ltd.                                           1,324     28,492             0.0%
*                 Union Bank of Israel                                                3,930     17,134             0.0%
                                                                                            ---------- ---------------
TOTAL ISRAEL                                                                                 2,122,466             0.6%
                                                                                            ---------- ---------------
ITALY -- (2.6%)
                  A2A SpA                                                           140,564    208,925             0.1%
                  ACEA SpA                                                            5,697     81,973             0.0%
                  Anima Holding SpA                                                  27,015    176,603             0.1%
*                 Arnoldo Mondadori Editore SpA                                      29,190     57,958             0.0%
                  Ascopiave SpA                                                       5,596     22,084             0.0%
                  Astaldi SpA                                                         6,192     40,615             0.0%
#*                Banca Carige SpA                                                  107,327     29,807             0.0%
                  Banca IFIS SpA                                                      2,366    102,061             0.0%
                  Banca Mediolanum SpA                                               11,354     86,844             0.0%
                  Banca Popolare di Sondrio SCPA                                     61,825    230,342             0.1%
                  Banca Profilo SpA                                                  49,549     11,532             0.0%
                  Banco BPM SpA                                                     257,482    751,978             0.2%
                  Banco di Desio e della Brianza SpA                                  6,054     16,530             0.0%
                  BasicNet SpA                                                        2,430      9,499             0.0%
                  BPER Banca                                                         99,170    542,526             0.2%
                  Buzzi Unicem SpA                                                   11,828    303,936             0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
ITALY -- (Continued)
                  Cairo Communication SpA                                             9,257 $   45,347             0.0%
                  Cembre SpA                                                            709     15,526             0.0%
                  Cementir Holding SpA                                               14,519     87,542             0.0%
                  CIR-Compagnie Industriali Riunite SpA                              56,368     90,663             0.0%
                  CNH Industrial NV                                                  58,073    640,403             0.2%
                  Credito Emiliano SpA                                               10,508     73,463             0.0%
                  Credito Valtellinese SpA                                           18,005     65,083             0.0%
                  d'Amico International Shipping SA                                  38,193     14,190             0.0%
                  Danieli & C Officine Meccaniche SpA                                 1,763     44,075             0.0%
                  Ei Towers SpA                                                       1,827    105,445             0.0%
                  El.En. SpA                                                          1,320     47,013             0.0%
                  ERG SpA                                                             7,607     94,432             0.0%
                  Esprinet SpA                                                        3,232     26,438             0.0%
*                 Eurotech SpA                                                        6,133     10,889             0.0%
                  Falck Renewables SpA                                               18,916     23,406             0.0%
*                 Fiat Chrysler Automobiles NV                                       99,560  1,130,852             0.3%
*                 Fincantieri SpA                                                    66,541     65,115             0.0%
                  FNM SpA                                                            12,567      7,437             0.0%
                  Geox SpA                                                            9,779     26,429             0.0%
*                 Gruppo Editoriale L'Espresso SpA                                   15,103     13,874             0.0%
                  Hera SpA                                                           61,322    175,384             0.1%
                  IMMSI SpA                                                          32,899     13,911             0.0%
                  Infrastrutture Wireless Italiane SpA                               17,938     99,206             0.0%
*                 Intek Group SpA                                                    39,765     10,588             0.0%
                  Italmobiliare SpA                                                   1,285     72,014             0.0%
                  La Doria SpA                                                        1,831     22,594             0.0%
*                 Leonardo SpA                                                       36,881    579,572             0.2%
                  Mediaset SpA                                                       91,865    375,425             0.1%
                  Mediobanca SpA                                                     46,333    445,564             0.1%
                  Nice SpA                                                            4,797     18,156             0.0%
                  OVS SpA                                                            12,673     84,359             0.0%
                  Parmalat SpA                                                       40,973    138,847             0.1%
                  Piaggio & C SpA                                                    19,546     40,506             0.0%
                  Poste Italiane SpA                                                 30,434    208,407             0.1%
                  Prima Industrie SpA                                                   862     24,070             0.0%
                  Reno de Medici SpA                                                 13,513      5,102             0.0%
*                 Retelit SpA                                                        17,096     24,926             0.0%
                  Sabaf SpA                                                           1,702     24,237             0.0%
                  SAES Getters SpA                                                      711     13,908             0.0%
*                 Safilo Group SpA                                                    4,661     33,649             0.0%
*                 Saipem SpA                                                        779,768    335,643             0.1%
                  Salini Impregilo SpA                                               24,074     81,923             0.0%
                  Saras SpA                                                          55,387    115,714             0.0%
*                 Snaitech SpA                                                       11,976     17,945             0.0%
                  Societa Cattolica di Assicurazioni SCRL                            20,831    185,152             0.1%
                  Societa Iniziative Autostradali e Servizi SpA                       6,611     66,641             0.0%
*                 Sogefi SpA                                                          6,369     32,803             0.0%
                  SOL SpA                                                             3,316     35,753             0.0%
                  Tod's SpA                                                           1,131     87,390             0.0%
*                 Trevi Finanziaria Industriale SpA                                   9,084      9,024             0.0%
                  Unione di Banche Italiane SpA                                     148,196    624,430             0.2%
                  Unipol Gruppo Finanziario SpA                                      63,734    284,240             0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
ITALY -- (Continued)
                  UnipolSai Assicurazioni SpA                                       124,888 $   286,880             0.1%
                  Vittoria Assicurazioni SpA                                          3,116      41,791             0.0%
#*                Yoox Net-A-Porter Group SpA                                         6,238     165,759             0.1%
                                                                                            ----------- ---------------
TOTAL ITALY                                                                                  10,082,348             2.7%
                                                                                            ----------- ---------------
JAPAN -- (16.7%)
                  77 Bank, Ltd. (The)                                                62,000     268,150             0.1%
                  A&D Co., Ltd.                                                       3,400      13,454             0.0%
                  Achilles Corp.                                                      2,200      35,347             0.0%
                  ADEKA Corp.                                                        11,000     162,369             0.1%
                  Ahresty Corp.                                                       4,400      43,987             0.0%
                  Aichi Bank, Ltd. (The)                                              1,300      71,771             0.0%
                  Aichi Corp.                                                         4,300      31,769             0.0%
                  Aichi Steel Corp.                                                   1,900      74,285             0.0%
                  Aida Engineering, Ltd.                                              8,600      74,878             0.0%
                  Airport Facilities Co., Ltd.                                        4,000      20,966             0.0%
                  Aisan Industry Co., Ltd.                                            4,100      36,856             0.0%
                  Akita Bank, Ltd. (The)                                             33,000     104,905             0.0%
                  Albis Co., Ltd.                                                       500      16,493             0.0%
                  Alconix Corp.                                                       1,200      21,073             0.0%
                  Alinco, Inc.                                                        2,700      23,839             0.0%
                  Alpen Co., Ltd.                                                     3,600      64,555             0.0%
                  Alpha Corp.                                                         1,100      19,853             0.0%
                  Alpine Electronics, Inc.                                            6,500      94,584             0.0%
                  Alps Logistics Co., Ltd.                                            2,100      14,327             0.0%
                  Anritsu Corp.                                                      17,900     144,774             0.1%
                  AOI Electronic Co., Ltd.                                              400      12,211             0.0%
                  AOI TYO Holdings, Inc.                                              1,100       8,072             0.0%
                  AOKI Holdings, Inc.                                                 6,000      74,114             0.0%
                  Aomori Bank, Ltd. (The)                                            33,000     114,912             0.1%
                  Aoyama Trading Co., Ltd.                                            9,100     325,128             0.1%
                  Arakawa Chemical Industries, Ltd.                                   3,000      53,047             0.0%
                  Arata Corp.                                                         1,400      37,838             0.0%
                  Arcland Sakamoto Co., Ltd.                                          3,800      47,007             0.0%
                  Arcs Co., Ltd.                                                      5,600     119,950             0.1%
                  Artnature, Inc.                                                     3,900      25,001             0.0%
                  Asahi Diamond Industrial Co., Ltd.                                  8,500      65,247             0.0%
                  Asahi Holdings, Inc.                                                1,900      35,439             0.0%
                  Asahi Kogyosha Co., Ltd.                                              800      22,023             0.0%
                  Asahi Yukizai Corp.                                                13,000      27,061             0.0%
                  Asanuma Corp.                                                       8,000      23,330             0.0%
                  Ashimori Industry Co., Ltd.                                         9,000      13,157             0.0%
                  Asia Pile Holdings Corp.                                            4,100      22,313             0.0%
                  ASKA Pharmaceutical Co., Ltd.                                       2,600      38,194             0.0%
                  Asti Corp.                                                          4,000      25,126             0.0%
                  Asunaro Aoki Construction Co., Ltd.                                 4,500      33,120             0.0%
                  Autobacs Seven Co., Ltd.                                            8,900     134,710             0.1%
                  Awa Bank, Ltd. (The)                                               30,000     198,160             0.1%
                  Bando Chemical Industries, Ltd.                                     4,500      41,233             0.0%
                  Bank of Iwate, Ltd. (The)                                           2,600     106,306             0.0%
                  Bank of Kochi, Ltd. (The)                                          10,000      11,395             0.0%
                  Bank of Nagoya, Ltd. (The)                                          2,400      88,111             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Bank of Okinawa, Ltd. (The)                                        3,980 $153,405             0.1%
                  Bank of Saga, Ltd. (The)                                          23,000   61,314             0.0%
                  Bank of the Ryukyus, Ltd.                                          7,000   96,527             0.0%
                  Bank of Toyama, Ltd. (The)                                           400   15,205             0.0%
                  Belluna Co., Ltd.                                                  9,000   82,524             0.0%
                  Best Denki Co., Ltd.                                               5,000    7,266             0.0%
                  Bunka Shutter Co., Ltd.                                            8,500   65,312             0.0%
                  C Uyemura & Co., Ltd.                                                900   47,161             0.0%
                  C'BON COSMETICS Co., Ltd.                                            600   13,003             0.0%
                  Canare Electric Co., Ltd.                                            600   11,848             0.0%
                  Canon Electronics, Inc.                                            3,000   55,843             0.0%
                  Carlit Holdings Co., Ltd.                                          2,300   11,738             0.0%
                  Cawachi, Ltd.                                                      3,400   89,402             0.0%
                  Central Glass Co., Ltd.                                           35,000  151,219             0.1%
                  Central Security Patrols Co., Ltd.                                 1,000   15,579             0.0%
                  Chiba Kogyo Bank, Ltd. (The)                                       7,800   44,962             0.0%
                  Chilled & Frozen Logistics Holdings Co., Ltd.                      1,400   18,318             0.0%
                  Chino Corp.                                                        1,700   18,866             0.0%
                  Chiyoda Integre Co., Ltd.                                          1,400   30,821             0.0%
                  Chori Co., Ltd.                                                    1,100   19,631             0.0%
                  Chubu Shiryo Co., Ltd.                                             3,100   36,674             0.0%
                  Chuetsu Pulp & Paper Co., Ltd.                                    20,000   42,505             0.0%
                  Chugai Ro Co., Ltd.                                               11,000   21,425             0.0%
                  Chugoku Bank, Ltd. (The)                                          26,900  399,626             0.1%
                  Chugoku Marine Paints, Ltd.                                        8,500   62,864             0.0%
                  Chukyo Bank, Ltd. (The)                                            1,300   27,170             0.0%
                  Chuo Gyorui Co., Ltd.                                              5,000   12,383             0.0%
                  CI Takiron Corp.                                                   9,000   45,660             0.0%
                  Citizen Watch Co., Ltd.                                           37,500  248,793             0.1%
                  CKD Corp.                                                          6,400   80,145             0.0%
                  Cleanup Corp.                                                      4,700   33,938             0.0%
                  CMIC Holdings Co., Ltd.                                              900   11,625             0.0%
*                 CMK Corp.                                                          9,600   63,157             0.0%
                  Coca-Cola Bottlers Japan, Inc.                                    13,400  399,553             0.1%
                  Computer Engineering & Consulting, Ltd.                            2,200   41,160             0.0%
                  Cosmo Energy Holdings Co., Ltd.                                    8,000  126,716             0.1%
                  Create Medic Co., Ltd.                                             1,500   13,053             0.0%
                  Credit Saison Co., Ltd.                                           23,200  422,741             0.1%
                  CTI Engineering Co., Ltd.                                          2,500   24,481             0.0%
                  Dai Nippon Toryo Co., Ltd.                                        19,000   43,466             0.0%
                  Dai-Dan Co., Ltd.                                                  5,000   48,934             0.0%
                  Dai-ichi Seiko Co., Ltd.                                           1,900   27,933             0.0%
                  Daibiru Corp.                                                      8,200   75,670             0.0%
                  Daido Kogyo Co., Ltd.                                              5,000   12,697             0.0%
                  Daido Metal Co., Ltd.                                              4,800   42,830             0.0%
                  Daido Steel Co., Ltd.                                             47,000  261,703             0.1%
                  Daihatsu Diesel Manufacturing Co., Ltd.                            2,000   12,896             0.0%
                  Daihen Corp.                                                      13,000   82,541             0.0%
                  Daiho Corp.                                                       13,000   63,346             0.0%
                  Daiichi Jitsugyo Co., Ltd.                                         7,000   43,953             0.0%
                  Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                             2,500   24,093             0.0%
                  Daiken Corp.                                                       2,000   37,911             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Daiki Aluminium Industry Co., Ltd.                                 6,000 $ 28,424             0.0%
                  Daikoku Denki Co., Ltd.                                            1,000   14,407             0.0%
                  Daikyo, Inc.                                                      44,000   91,632             0.0%
                  Dainichiseika Color & Chemicals Manufacturing Co., Ltd.           10,000   68,302             0.0%
                  Daio Paper Corp.                                                   8,800  111,564             0.0%
                  Daisan Bank, Ltd. (The)                                            1,900   28,948             0.0%
                  Daishi Bank, Ltd. (The)                                           48,000  192,712             0.1%
                  Daisue Construction Co., Ltd.                                      1,300   11,100             0.0%
                  Daito Bank, Ltd. (The)                                            27,000   40,223             0.0%
                  Daito Pharmaceutical Co., Ltd.                                     1,800   36,971             0.0%
                  Daitron Co., Ltd.                                                  1,400   14,250             0.0%
                  Daiwabo Holdings Co., Ltd.                                        28,000   98,473             0.0%
                  DCM Holdings Co., Ltd.                                            17,100  148,877             0.1%
                  Denka Co., Ltd.                                                   57,000  293,682             0.1%
                  Denyo Co., Ltd.                                                    2,100   30,795             0.0%
*                 Dexerials Corp.                                                    3,500   31,473             0.0%
                  DIC Corp.                                                         10,200  363,087             0.1%
                  DKS Co., Ltd.                                                     10,000   40,545             0.0%
                  Doshisha Co., Ltd.                                                 2,900   58,635             0.0%
                  Doutor Nichires Holdings Co., Ltd.                                 3,400   72,099             0.0%
                  Dowa Holdings Co., Ltd.                                           29,000  215,895             0.1%
                  DSB Co., Ltd.                                                      1,700    9,549             0.0%
                  Dunlop Sports Co., Ltd.                                            1,600   14,867             0.0%
                  Eagle Industry Co., Ltd.                                           2,800   39,633             0.0%
                  Ebara Corp.                                                       10,000  304,638             0.1%
                  Ebara Jitsugyo Co., Ltd.                                           1,000   12,865             0.0%
                  Eco's Co., Ltd.                                                    1,400   14,534             0.0%
                  EDION Corp.                                                       19,600  191,065             0.1%
                  Ehime Bank, Ltd. (The)                                             4,400   55,645             0.0%
                  Eidai Co., Ltd.                                                    3,000   13,774             0.0%
                  Eighteenth Bank, Ltd. (The)                                       30,000   92,192             0.0%
                  Elematec Corp.                                                     1,100   17,406             0.0%
                  Endo Lighting Corp.                                                1,100    8,873             0.0%
                  Enplas Corp.                                                       1,400   38,260             0.0%
                  ESPEC Corp.                                                        3,600   43,587             0.0%
                  Excel Co., Ltd.                                                    1,800   23,674             0.0%
                  Exedy Corp.                                                        4,200  114,671             0.1%
                  F-Tech, Inc.                                                       1,700   20,446             0.0%
                  Falco Holdings Co., Ltd.                                           1,200   16,467             0.0%
                  FCC Co., Ltd.                                                      5,000   95,470             0.0%
                  Ferrotec Holdings Corp.                                            6,300   74,975             0.0%
                  FIDEA Holdings Co., Ltd.                                          38,700   72,659             0.0%
                  Fields Corp.                                                       1,500   16,844             0.0%
                  FJ Next Co., Ltd.                                                  2,400   20,482             0.0%
                  Foster Electric Co., Ltd.                                          4,000   66,788             0.0%
                  France Bed Holdings Co., Ltd.                                      3,000   25,219             0.0%
                  Fudo Tetra Corp.                                                  15,400   25,318             0.0%
                  Fuji Co., Ltd.                                                     2,500   61,917             0.0%
                  Fuji Corp., Ltd.                                                   2,700   17,683             0.0%
                  Fuji Kiko Co., Ltd.                                                3,200   17,235             0.0%
                  Fuji Oil Co., Ltd.                                                 8,400   27,052             0.0%
                  Fuji Oil Holdings, Inc.                                            1,400   32,849             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
JAPAN -- (Continued)
                  Fuji Pharma Co., Ltd.                                                 900 $ 29,284             0.0%
                  Fuji Soft, Inc.                                                     3,500   92,406             0.0%
                  Fujibo Holdings, Inc.                                               1,500   40,900             0.0%
                  Fujikura Kasei Co., Ltd.                                            2,800   16,528             0.0%
                  Fujikura Rubber, Ltd.                                               3,100   18,862             0.0%
                  Fujikura, Ltd.                                                     68,000  511,223             0.2%
                  Fujimi, Inc.                                                        1,900   36,665             0.0%
                  Fujimori Kogyo Co., Ltd.                                            2,200   68,913             0.0%
                  Fujisash Co., Ltd.                                                 12,900   11,670             0.0%
                  Fujitec Co., Ltd.                                                   6,100   72,292             0.0%
                  Fujitsu Frontech, Ltd.                                              2,800   38,749             0.0%
                  FuKoKu Co., Ltd.                                                    1,800   14,715             0.0%
                  Fukuda Corp.                                                        4,000   35,425             0.0%
                  Fukuda Denshi Co., Ltd.                                               800   48,309             0.0%
                  Fukui Bank, Ltd. (The)                                             43,000  105,717             0.0%
                  Fukuoka Financial Group, Inc.                                     126,000  574,797             0.2%
                  Fukushima Bank, Ltd. (The)                                         26,000   20,521             0.0%
                  Fukuyama Transporting Co., Ltd.                                    24,000  145,913             0.1%
                  Furukawa Battery Co., Ltd. (The)                                    3,000   19,360             0.0%
                  Furukawa Co., Ltd.                                                 52,000  100,359             0.0%
                  Furukawa Electric Co., Ltd.                                         7,900  319,806             0.1%
                  Furuno Electric Co., Ltd.                                           2,900   17,741             0.0%
                  Furusato Industries, Ltd.                                           1,000   14,789             0.0%
                  Futaba Industrial Co., Ltd.                                         5,400   45,133             0.0%
                  Fuyo General Lease Co., Ltd.                                        3,100  144,721             0.1%
                  G-Tekt Corp.                                                        3,200   56,455             0.0%
                  Gakken Holdings Co., Ltd.                                             600   16,525             0.0%
                  Gecoss Corp.                                                        2,300   24,989             0.0%
                  Geo Holdings Corp.                                                  5,700   62,964             0.0%
                  Gfoot Co., Ltd.                                                     2,100   14,228             0.0%
                  GLOBERIDE, Inc.                                                     1,200   20,790             0.0%
                  Godo Steel, Ltd.                                                    3,100   45,599             0.0%
                  Goldcrest Co., Ltd.                                                 2,900   51,566             0.0%
                  Grandy House Corp.                                                  4,100   14,876             0.0%
                  GSI Creos Corp.                                                     9,000   11,633             0.0%
                  Gunma Bank, Ltd. (The)                                             59,500  319,168             0.1%
                  Gunze, Ltd.                                                        40,000  161,767             0.1%
                  H-One Co., Ltd.                                                     2,800   40,816             0.0%
                  H2O Retailing Corp.                                                12,900  218,957             0.1%
                  Hachijuni Bank, Ltd. (The)                                         64,700  382,076             0.1%
                  Hagihara Industries, Inc.                                           1,200   28,562             0.0%
                  Hagiwara Electric Co., Ltd.                                           600   12,094             0.0%
                  Hakudo Co., Ltd.                                                    1,000   14,794             0.0%
                  Hakuto Co., Ltd.                                                    3,000   32,024             0.0%
                  Hamakyorex Co., Ltd.                                                1,900   39,853             0.0%
                  Haneda Zenith Holdings Co., Ltd.                                    3,900    9,201             0.0%
                  Hanwa Co., Ltd.                                                    26,000  184,350             0.1%
                  Happinet Corp.                                                      2,800   46,111             0.0%
                  Hard Off Corp. Co., Ltd.                                            1,300   12,382             0.0%
                  Harima Chemicals Group, Inc.                                        2,900   19,600             0.0%
                  Haruyama Holdings, Inc.                                             2,000   17,397             0.0%
                  Heiwa Corp.                                                         7,700  198,449             0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
JAPAN -- (Continued)
                  Heiwa Real Estate Co., Ltd.                                         5,600 $ 89,313             0.0%
                  Heiwado Co., Ltd.                                                   3,900   83,620             0.0%
                  Helios Techno Holdings Co., Ltd.                                    2,500   13,770             0.0%
                  HI-LEX Corp.                                                        3,000   74,103             0.0%
                  Hibiya Engineering, Ltd.                                            2,300   33,904             0.0%
                  Hirakawa Hewtech Corp.                                              2,000   23,223             0.0%
                  Hiroshima Bank, Ltd. (The)                                         78,000  336,719             0.1%
                  Hiroshima Electric Railway Co., Ltd.                                4,000   17,211             0.0%
                  Hitachi Capital Corp.                                               6,900  168,950             0.1%
                  Hitachi Maxell, Ltd.                                                4,900   96,830             0.0%
                  Hitachi Transport System, Ltd.                                      5,400  114,767             0.1%
                  Hitachi Zosen Corp.                                                26,500  153,901             0.1%
                  Hodogaya Chemical Co., Ltd.                                         1,000   30,995             0.0%
                  Hogy Medical Co., Ltd.                                              1,800  115,606             0.1%
                  Hokkaido Coca-Cola Bottling Co., Ltd.                               3,000   18,936             0.0%
                  Hokkan Holdings, Ltd.                                               8,000   36,696             0.0%
                  Hokko Chemical Industry Co., Ltd.                                   4,000   17,151             0.0%
                  Hokkoku Bank, Ltd. (The)                                           40,000  150,052             0.1%
                  Hokuetsu Bank, Ltd. (The)                                           3,000   73,545             0.0%
                  Hokuetsu Industries Co., Ltd.                                       2,200   19,223             0.0%
                  Hokuetsu Kishu Paper Co., Ltd.                                     30,100  209,895             0.1%
                  Hokuhoku Financial Group, Inc.                                     20,300  318,861             0.1%
                  Hokuriku Electric Industry Co., Ltd.                               12,000   14,327             0.0%
                  Hokuriku Electrical Construction Co., Ltd.                          1,700   13,204             0.0%
                  Honeys Holdings Co., Ltd.                                           2,400   24,175             0.0%
                  Hoosiers Holdings                                                   3,600   20,735             0.0%
                  Hosokawa Micron Corp.                                               1,000   36,762             0.0%
                  Howa Machinery, Ltd.                                                2,600   17,315             0.0%
                  Hyakugo Bank, Ltd. (The)                                           36,000  145,414             0.1%
                  Hyakujushi Bank, Ltd. (The)                                        43,000  142,473             0.1%
                  I-O Data Device, Inc.                                               1,200   12,308             0.0%
                  Ibiden Co., Ltd.                                                   19,600  345,010             0.1%
                  IBJ Leasing Co., Ltd.                                               5,200  113,095             0.1%
                  Ichiken Co., Ltd.                                                   6,000   22,650             0.0%
                  Ichinen Holdings Co., Ltd.                                          2,900   30,842             0.0%
                  Ichiyoshi Securities Co., Ltd.                                      6,000   47,821             0.0%
                  Idemitsu Kosan Co., Ltd.                                           12,000  383,663             0.1%
*                 Ihara Chemical Industry Co., Ltd.                                   4,000   36,224             0.0%
*                 IHI Corp.                                                         141,000  477,481             0.1%
                  Iino Kaiun Kaisha, Ltd.                                            13,500   55,744             0.0%
                  IJT Technology Holdings Co., Ltd.                                   4,600   26,028             0.0%
                  Ikegami Tsushinki Co., Ltd.                                        14,000   18,464             0.0%
                  Imagica Robot Holdings, Inc.                                        1,800   11,159             0.0%
                  Imasen Electric Industrial                                          2,100   19,876             0.0%
                  Inaba Denki Sangyo Co., Ltd.                                        2,800  101,824             0.0%
                  Inabata & Co., Ltd.                                                10,100  124,807             0.1%
                  Ines Corp.                                                          8,400   78,512             0.0%
                  Innotech Corp.                                                      3,800   22,050             0.0%
                  Internet Initiative Japan, Inc.                                     4,200   76,829             0.0%
                  Iseki & Co., Ltd.                                                  29,000   59,619             0.0%
*                 Ishihara Sangyo Kaisha, Ltd.                                        6,200   60,708             0.0%
                  Itochu Enex Co., Ltd.                                               7,000   58,356             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Itochu-Shokuhin Co., Ltd.                                          1,000 $ 41,835             0.0%
                  Itoki Corp.                                                        7,300   46,267             0.0%
                  IwaiCosmo Holdings, Inc.                                           3,600   34,534             0.0%
                  Iwaki & Co., Ltd.                                                  6,000   15,944             0.0%
                  Iwasaki Electric Co., Ltd.                                        13,000   19,238             0.0%
                  Iyo Bank, Ltd. (The)                                              37,000  262,817             0.1%
                  J Trust Co., Ltd.                                                 10,900   84,646             0.0%
                  J-Oil Mills, Inc.                                                  1,500   58,252             0.0%
                  Jaccs Co., Ltd.                                                   21,000   90,122             0.0%
                  Janome Sewing Machine Co., Ltd.                                    3,300   22,997             0.0%
                  Japan Asia Group, Ltd.                                             2,900    9,911             0.0%
                  Japan Aviation Electronics Industry, Ltd.                          6,000   82,070             0.0%
#*                Japan Display, Inc.                                               59,100  133,598             0.1%
*                 Japan Drilling Co., Ltd.                                             800   15,318             0.0%
                  Japan Pulp & Paper Co., Ltd.                                      12,000   41,688             0.0%
                  Japan Radio Co., Ltd.                                              1,800   23,307             0.0%
                  Japan Securities Finance Co., Ltd.                                17,400   91,554             0.0%
                  Japan Steel Works, Ltd. (The)                                      9,000  144,488             0.1%
                  Japan Transcity Corp.                                              7,000   29,577             0.0%
                  Japan Wool Textile Co., Ltd. (The)                                10,100   79,217             0.0%
                  JBCC Holdings, Inc.                                                1,700   12,355             0.0%
                  Jimoto Holdings, Inc.                                             20,100   35,722             0.0%
                  JK Holdings Co., Ltd.                                              2,700   16,110             0.0%
                  JMS Co., Ltd.                                                      6,000   17,811             0.0%
                  Joban Kosan Co., Ltd.                                                900   14,116             0.0%
                  Joshin Denki Co., Ltd.                                             4,000   42,602             0.0%
                  JSP Corp.                                                          2,000   46,654             0.0%
                  Juki Corp.                                                         3,400   39,070             0.0%
                  Juroku Bank, Ltd. (The)                                           52,000  165,219             0.1%
                  JVC Kenwood Corp.                                                 24,900   66,373             0.0%
                  K's Holdings Corp.                                                 8,100  155,816             0.1%
*                 Kadokawa Dwango                                                    7,500  103,722             0.0%
                  Kaga Electronics Co., Ltd.                                         2,700   49,961             0.0%
                  Kamei Corp.                                                        5,900   65,015             0.0%
                  Kamigumi Co., Ltd.                                                33,000  299,877             0.1%
                  Kanaden Corp.                                                      2,600   25,186             0.0%
                  Kanagawa Chuo Kotsu Co., Ltd.                                      4,000   25,624             0.0%
                  Kanamoto Co., Ltd.                                                 3,100   84,051             0.0%
                  Kandenko Co., Ltd.                                                15,000  149,104             0.1%
                  Kaneka Corp.                                                      36,000  283,854             0.1%
                  Kaneko Seeds Co., Ltd.                                               900   11,543             0.0%
                  Kanematsu Corp.                                                   61,000  124,295             0.1%
                  Kanemi Co., Ltd.                                                     400   12,127             0.0%
                  Kansai Urban Banking Corp.                                         4,200   52,331             0.0%
                  Kasai Kogyo Co., Ltd.                                              3,300   40,978             0.0%
                  Katakura & Co-op Agri Corp.                                       11,000   23,983             0.0%
                  Kato Sangyo Co., Ltd.                                              3,200   78,484             0.0%
                  Kato Works Co., Ltd.                                               2,400   62,385             0.0%
                  KAWADA TECHNOLOGIES, Inc.                                            600   38,840             0.0%
                  Kawagishi Bridge Works Co., Ltd.                                   2,000   16,597             0.0%
                  Kawai Musical Instruments Manufacturing Co., Ltd.                    900   18,847             0.0%
                  Keihanshin Building Co., Ltd.                                      4,300   24,613             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Keihin Corp.                                                       6,400 $100,704             0.0%
                  Keiyo Bank, Ltd. (The)                                            36,000  156,812             0.1%
                  Keiyo Co., Ltd.                                                    3,500   20,817             0.0%
                  Kenedix, Inc.                                                     29,100  134,258             0.1%
                  Kinden Corp.                                                      21,300  322,249             0.1%
                  Kintetsu World Express, Inc.                                       4,900   75,961             0.0%
                  Kirindo Holdings Co., Ltd.                                           600    4,502             0.0%
                  Kita-Nippon Bank, Ltd. (The)                                       1,400   40,407             0.0%
                  Kitagawa Iron Works Co., Ltd.                                      1,200   23,177             0.0%
                  Kitano Construction Corp.                                          6,000   16,243             0.0%
                  Kito Corp.                                                         1,900   19,828             0.0%
                  Kitz Corp.                                                        12,500   87,529             0.0%
                  Kiyo Bank, Ltd. (The)                                              9,700  151,525             0.1%
*                 KNT-CT Holdings Co., Ltd.                                         18,000   22,780             0.0%
                  Koa Corp.                                                          4,000   67,798             0.0%
                  Koatsu Gas Kogyo Co., Ltd.                                         3,700   24,544             0.0%
*                 Kobe Steel, Ltd.                                                  49,700  441,537             0.1%
                  Kohnan Shoji Co., Ltd.                                             7,000  135,081             0.1%
                  Kohsoku Corp.                                                      1,500   14,818             0.0%
*                 Kojima Co., Ltd.                                                   5,800   15,347             0.0%
                  Kokuyo Co., Ltd.                                                  16,800  218,170             0.1%
                  KOMAIHALTEC, Inc.                                                    600   11,251             0.0%
                  Komatsu Wall Industry Co., Ltd.                                    1,200   22,010             0.0%
                  Komehyo Co., Ltd.                                                  1,100   10,451             0.0%
                  Komeri Co., Ltd.                                                   4,500  110,477             0.0%
                  Konaka Co., Ltd.                                                   4,200   22,454             0.0%
                  Kondotec, Inc.                                                     1,800   14,862             0.0%
                  Konishi Co., Ltd.                                                  4,000   51,079             0.0%
                  Konoike Transport Co., Ltd.                                        3,800   51,655             0.0%
*                 Kosaido Co., Ltd.                                                  6,500   21,982             0.0%
                  Kosei Securities Co., Ltd. (The)                                   9,000   13,086             0.0%
                  Krosaki Harima Corp.                                               9,000   34,966             0.0%
                  KRS Corp.                                                          1,200   27,117             0.0%
                  KU Holdings Co., Ltd.                                              2,600   22,029             0.0%
                  Kurabo Industries, Ltd.                                           46,000  102,700             0.0%
                  Kureha Corp.                                                       2,000   88,647             0.0%
                  Kurimoto, Ltd.                                                     1,600   31,558             0.0%
                  Kuriyama Holdings Corp.                                            1,000   14,880             0.0%
                  Kuroda Electric Co., Ltd.                                          5,100  106,395             0.0%
                  KYB Corp.                                                         31,000  153,123             0.1%
                  Kyodo Printing Co., Ltd.                                          16,000   53,000             0.0%
                  Kyoei Steel, Ltd.                                                  4,600   74,377             0.0%
                  Kyokuto Boeki Kaisha, Ltd.                                         4,000    8,828             0.0%
                  Kyokuto Kaihatsu Kogyo Co., Ltd.                                   6,800  112,241             0.0%
                  Kyokuto Securities Co., Ltd.                                       3,500   52,180             0.0%
                  Kyokuyo Co., Ltd.                                                  1,500   39,490             0.0%
                  KYORIN Holdings, Inc.                                              5,400  113,126             0.1%
                  Kyoritsu Printing Co., Ltd.                                        3,700   11,421             0.0%
                  Kyosan Electric Manufacturing Co., Ltd.                            5,000   20,361             0.0%
                  Kyowa Electronics Instruments Co., Ltd.                            3,400   14,249             0.0%
                  Kyowa Exeo Corp.                                                  11,100  167,708             0.1%
                  Kyowa Leather Cloth Co., Ltd.                                      2,700   21,425             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
JAPAN -- (Continued)
                  Kyushu Financial Group, Inc.                                       22,200 $138,419             0.1%
*                 Laox Co., Ltd.                                                      7,000   33,554             0.0%
                  LEC, Inc.                                                           2,000   39,950             0.0%
                  Leopalace21 Corp.                                                  37,800  200,920             0.1%
                  Lintec Corp.                                                        6,300  138,907             0.1%
                  Lonseal Corp.                                                         700   16,761             0.0%
                  Look, Inc.                                                          9,000   16,560             0.0%
                  Macnica Fuji Electronics Holdings, Inc.                             5,800   82,365             0.0%
                  Maeda Corp.                                                        28,000  257,494             0.1%
                  Maeda Road Construction Co., Ltd.                                   9,000  165,955             0.1%
                  Makino Milling Machine Co., Ltd.                                   13,000  115,815             0.1%
                  Marubun Corp.                                                       3,500   21,955             0.0%
                  Marudai Food Co., Ltd.                                             24,000  109,876             0.0%
                  Maruka Machinery Co., Ltd.                                          1,000   16,350             0.0%
                  Maruwa Co., Ltd.                                                    1,200   42,855             0.0%
*                 Maruzen CHI Holdings Co., Ltd.                                      3,000    9,421             0.0%
                  Maruzen Showa Unyu Co., Ltd.                                       11,000   43,322             0.0%
                  Matsuda Sangyo Co., Ltd.                                            1,800   24,112             0.0%
                  Matsui Construction Co., Ltd.                                       3,500   30,104             0.0%
                  Max Co., Ltd.                                                       4,000   58,519             0.0%
                  Maxvalu Nishinihon Co., Ltd.                                          800   11,700             0.0%
                  Maxvalu Tokai Co., Ltd.                                               700   11,996             0.0%
                  Mebuki Financial Group, Inc.                                      110,280  432,720             0.1%
                  Medical System Network Co., Ltd.                                    4,000   17,405             0.0%
                  Meidensha Corp.                                                    23,000   84,093             0.0%
                  Meiji Electric Industries Co., Ltd.                                 1,100   12,389             0.0%
                  Meiji Shipping Co., Ltd.                                            2,800   10,705             0.0%
*                 Meiko Electronics Co., Ltd.                                         1,900   14,705             0.0%
                  Meisei Industrial Co., Ltd.                                         5,100   29,003             0.0%
                  Meiwa Corp.                                                         3,000   11,145             0.0%
                  Meiwa Estate Co., Ltd.                                              2,900   18,683             0.0%
                  Michinoku Bank, Ltd. (The)                                         24,000   40,326             0.0%
                  Mie Bank, Ltd. (The)                                                1,500   31,277             0.0%
                  Mie Kotsu Group Holdings, Inc.                                      6,400   21,533             0.0%
                  Mikuni Corp.                                                        1,300    5,042             0.0%
                  Mimaki Engineering Co., Ltd.                                        3,100   18,255             0.0%
                  Mimasu Semiconductor Industry Co., Ltd.                             3,400   52,665             0.0%
                  Minato Bank, Ltd. (The)                                             2,700   51,224             0.0%
                  Minebea Mitsumi, Inc.                                               2,187   31,639             0.0%
                  Ministop Co., Ltd.                                                  2,500   47,785             0.0%
                  Mirait Holdings Corp.                                               8,500   88,344             0.0%
                  Misawa Homes Co., Ltd.                                              2,400   22,188             0.0%
                  Mitani Corp.                                                        1,800   56,137             0.0%
                  Mitani Sangyo Co., Ltd.                                             3,600   12,442             0.0%
                  Mitani Sekisan Co., Ltd.                                              400    9,653             0.0%
                  Mito Securities Co., Ltd.                                          12,400   32,735             0.0%
                  Mitsuba Corp.                                                       5,200   98,508             0.0%
                  Mitsubishi Gas Chemical Co., Inc.                                   2,300   49,181             0.0%
                  Mitsubishi Kakoki Kaisha, Ltd.                                      7,000   13,565             0.0%
                  Mitsubishi Materials Corp.                                         14,900  443,674             0.1%
                  Mitsubishi Nichiyu Forklift Co., Ltd.                               3,600   22,013             0.0%
*                 Mitsubishi Paper Mills, Ltd.                                        4,600   31,674             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
JAPAN -- (Continued)
                  Mitsubishi Research Institute, Inc.                                   600 $ 17,384             0.0%
                  Mitsubishi Shokuhin Co., Ltd.                                       2,100   67,162             0.0%
                  Mitsubishi Steel Manufacturing Co., Ltd.                           26,000   54,371             0.0%
                  Mitsuboshi Belting, Ltd.                                            7,000   67,089             0.0%
                  Mitsui Engineering & Shipbuilding Co., Ltd.                       116,000  178,073             0.1%
                  Mitsui High-Tec, Inc.                                               5,300   50,231             0.0%
                  Mitsui Home Co., Ltd.                                               3,000   18,152             0.0%
                  Mitsui Matsushima Co., Ltd.                                         1,600   20,403             0.0%
                  Mitsui Mining & Smelting Co., Ltd.                                 79,000  266,558             0.1%
                  Mitsui OSK Lines, Ltd.                                            178,000  544,966             0.2%
                  Mitsui Sugar Co., Ltd.                                              2,200   54,240             0.0%
                  Mitsui-Soko Holdings Co., Ltd.                                     22,000   64,756             0.0%
                  Miyaji Engineering Group, Inc.                                      4,000    7,704             0.0%
                  Miyazaki Bank, Ltd. (The)                                          28,000   86,027             0.0%
                  Miyoshi Oil & Fat Co., Ltd.                                         6,000    7,426             0.0%
                  Mizuno Corp.                                                       13,000   67,215             0.0%
                  Modec, Inc.                                                         2,900   61,046             0.0%
                  Monex Group, Inc.                                                  36,900   92,396             0.0%
                  MORESCO Corp.                                                       1,200   20,089             0.0%
                  Morinaga Milk Industry Co., Ltd.                                   27,000  213,438             0.1%
                  Morito Co., Ltd.                                                    1,500   12,192             0.0%
                  Mory Industries, Inc.                                               1,000   20,063             0.0%
                  Mr Max Corp.                                                        4,600   19,220             0.0%
                  Mugen Estate Co., Ltd.                                              2,300   17,072             0.0%
                  Musashi Seimitsu Industry Co., Ltd.                                 2,300   56,494             0.0%
                  Musashino Bank, Ltd. (The)                                          4,500  130,940             0.1%
                  Mutoh Holdings Co., Ltd.                                            7,000   14,751             0.0%
                  NAC Co., Ltd.                                                       1,300   11,078             0.0%
                  Nachi-Fujikoshi Corp.                                              19,000  101,312             0.0%
                  Nafco Co., Ltd.                                                       800   12,726             0.0%
                  Nagano Bank, Ltd. (The)                                             1,000   17,860             0.0%
                  Nagase & Co., Ltd.                                                 18,900  274,066             0.1%
                  Nakabayashi Co., Ltd.                                               8,000   19,090             0.0%
                  Nakano Corp.                                                        3,000   17,575             0.0%
                  Nakayama Steel Works, Ltd.                                          4,600   29,079             0.0%
                  Nakayamafuku Co., Ltd.                                              1,500   11,508             0.0%
                  Nanto Bank, Ltd. (The)                                              3,700  140,015             0.1%
                  NDS Co., Ltd.                                                         700   17,965             0.0%
                  NEC Capital Solutions, Ltd.                                         1,500   24,231             0.0%
                  NEC Networks & System Integration Corp.                             3,200   66,895             0.0%
                  NET One Systems Co., Ltd.                                           9,200   83,944             0.0%
                  NHK Spring Co., Ltd.                                               27,800  310,551             0.1%
                  Nicca Chemical Co., Ltd.                                            1,600   16,988             0.0%
                  Nice Holdings, Inc.                                                12,000   16,697             0.0%
                  Nichi-iko Pharmaceutical Co., Ltd.                                  6,000   93,143             0.0%
                  Nichias Corp.                                                       9,000   91,870             0.0%
                  Nichiban Co., Ltd.                                                  5,000   38,926             0.0%
                  Nichiha Corp.                                                       3,800  119,205             0.1%
                  NichiiGakkan Co., Ltd.                                              3,900   29,571             0.0%
                  Nichireki Co., Ltd.                                                 5,000   43,224             0.0%
                  Nichirin Co., Ltd.                                                    500    9,327             0.0%
                  Nihon Dempa Kogyo Co., Ltd.                                         3,100   22,426             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
JAPAN -- (Continued)
                  Nihon Eslead Corp.                                                  1,600 $ 21,304             0.0%
                  Nihon Flush Co., Ltd.                                               1,700   20,601             0.0%
                  Nihon House Holdings Co., Ltd.                                      7,500   31,832             0.0%
                  Nihon Nohyaku Co., Ltd.                                             6,700   42,994             0.0%
                  Nihon Plast Co., Ltd.                                               2,100   25,794             0.0%
                  Nihon Tokushu Toryo Co., Ltd.                                       1,900   28,967             0.0%
                  Nihon Yamamura Glass Co., Ltd.                                     14,000   23,506             0.0%
                  Nikkiso Co., Ltd.                                                   7,800   79,654             0.0%
                  Nikkon Holdings Co., Ltd.                                           9,600  200,727             0.1%
                  Nippi, Inc.                                                         2,000   15,120             0.0%
                  Nippo Corp.                                                         9,000  173,395             0.1%
                  Nippon Carbide Industries Co., Inc.                                12,000   17,644             0.0%
                  Nippon Carbon Co., Ltd.                                            13,000   36,605             0.0%
                  Nippon Chemi-Con Corp.                                             30,000  101,792             0.0%
                  Nippon Chemical Industrial Co., Ltd.                               18,000   36,829             0.0%
                  Nippon Coke & Engineering Co., Ltd.                                20,500   18,199             0.0%
                  Nippon Concrete Industries Co., Ltd.                                8,200   25,730             0.0%
                  Nippon Denko Co., Ltd.                                             20,700   63,150             0.0%
                  Nippon Densetsu Kogyo Co., Ltd.                                     5,000   98,831             0.0%
                  Nippon Electric Glass Co., Ltd.                                    69,000  427,961             0.1%
                  Nippon Filcon Co., Ltd.                                             3,100   16,577             0.0%
                  Nippon Fine Chemical Co., Ltd.                                      1,700   14,375             0.0%
                  Nippon Flour Mills Co., Ltd.                                        8,600  129,018             0.1%
                  Nippon Hume Corp.                                                   4,500   27,433             0.0%
                  Nippon Kayaku Co., Ltd.                                            10,000  136,629             0.1%
                  Nippon Kinzoku Co., Ltd.                                              900   11,481             0.0%
                  Nippon Kodoshi Corp.                                                1,300   11,239             0.0%
                  Nippon Koei Co., Ltd.                                               2,400   64,289             0.0%
                  Nippon Light Metal Holdings Co., Ltd.                              81,200  181,423             0.1%
                  Nippon Paper Industries Co., Ltd.                                  17,400  328,963             0.1%
                  Nippon Piston Ring Co., Ltd.                                        1,500   32,112             0.0%
                  Nippon Road Co., Ltd. (The)                                        16,000   71,777             0.0%
                  Nippon Seisen Co., Ltd.                                             3,000   18,325             0.0%
*                 Nippon Sheet Glass Co., Ltd.                                       16,200  126,038             0.1%
                  Nippon Signal Co., Ltd.                                             9,100   87,227             0.0%
                  Nippon Soda Co., Ltd.                                              20,000  108,373             0.0%
                  Nippon Steel & Sumikin Bussan Corp.                                 2,600  106,996             0.0%
                  Nippon Thompson Co., Ltd.                                           8,000   43,614             0.0%
                  Nippon Valqua Industries, Ltd.                                      2,100   35,851             0.0%
                  Nippon View Hotel Co., Ltd.                                           600    7,332             0.0%
                  Nippon Yakin Kogyo Co., Ltd.                                       34,500   62,193             0.0%
*                 Nippon Yusen K.K.                                                 260,000  522,745             0.2%
                  Nipro Corp.                                                         5,400   81,937             0.0%
                  Nishi-Nippon Financial Holdings, Inc.                              16,000  152,567             0.1%
                  Nishimatsu Construction Co., Ltd.                                  33,000  167,857             0.1%
                  Nishio Rent All Co., Ltd.                                           2,200   66,535             0.0%
                  Nissan Shatai Co., Ltd.                                             9,900   93,216             0.0%
                  Nissan Tokyo Sales Holdings Co., Ltd.                               4,700   19,604             0.0%
                  Nissei Plastic Industrial Co., Ltd.                                 1,800   17,151             0.0%
                  Nisshin Fudosan Co.                                                 7,500   42,420             0.0%
                  Nisshin Oillio Group, Ltd. (The)                                   22,000  130,192             0.1%
                  Nisshin Steel Co., Ltd.                                            10,400  127,016             0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Nisshinbo Holdings, Inc.                                          20,500 $209,554             0.1%
                  Nissin Corp.                                                      12,000   40,420             0.0%
                  Nissin Kogyo Co., Ltd.                                             5,600   96,296             0.0%
                  Nitta Corp.                                                        3,000   84,798             0.0%
                  Nitta Gelatin, Inc.                                                1,700   11,240             0.0%
                  Nittetsu Mining Co., Ltd.                                          1,500   79,948             0.0%
                  Nitto Boseki Co., Ltd.                                            15,000   75,796             0.0%
                  Nitto Kogyo Corp.                                                  5,200   74,936             0.0%
                  Nitto Kohki Co., Ltd.                                              1,300   30,314             0.0%
                  Nitto Seiko Co., Ltd.                                              2,900   11,918             0.0%
                  Nittoc Construction Co., Ltd.                                      1,500    6,031             0.0%
                  Nittoku Engineering Co., Ltd.                                      1,200   27,075             0.0%
                  Noda Corp.                                                         1,700   13,380             0.0%
                  NOF Corp.                                                         10,000  112,684             0.1%
                  Nohmi Bosai, Ltd.                                                  3,300   45,817             0.0%
                  Nojima Corp.                                                       4,000   59,674             0.0%
                  NOK Corp.                                                         13,000  309,860             0.1%
                  Nomura Real Estate Holdings, Inc.                                 19,300  326,445             0.1%
                  Noritake Co., Ltd.                                                 1,500   40,244             0.0%
                  Noritsu Koki Co., Ltd.                                             2,200   16,917             0.0%
                  Noritz Corp.                                                       3,700   71,958             0.0%
                  North Pacific Bank, Ltd.                                          53,400  203,636             0.1%
                  Nozawa Corp.                                                       1,400   14,266             0.0%
                  NS United Kaiun Kaisha, Ltd.                                      22,000   46,990             0.0%
                  NTN Corp.                                                         57,000  290,543             0.1%
                  Nuflare Technology, Inc.                                             600   31,826             0.0%
                  Obayashi Road Corp.                                                6,000   36,519             0.0%
                  Odelic Co., Ltd.                                                     600   21,040             0.0%
                  Oenon Holdings, Inc.                                               6,000   13,296             0.0%
                  Ogaki Kyoritsu Bank, Ltd. (The)                                   60,000  175,187             0.1%
                  Ohashi Technica, Inc.                                              1,400   17,323             0.0%
                  Oiles Corp.                                                        2,700   49,066             0.0%
                  Oita Bank, Ltd. (The)                                             30,000  116,102             0.1%
                  Okabe Co., Ltd.                                                    5,300   47,501             0.0%
                  Okamoto Machine Tool Works, Ltd.                                   9,000   12,930             0.0%
                  Okamura Corp.                                                      9,300   82,346             0.0%
                  Okasan Securities Group, Inc.                                     25,000  145,776             0.1%
                  Oki Electric Industry Co., Ltd.                                    4,100   61,266             0.0%
                  OKK Corp.                                                         13,000   13,539             0.0%
                  OKUMA Corp.                                                       13,000  136,355             0.1%
                  Okumura Corp.                                                     20,000  123,610             0.1%
                  Okura Industrial Co., Ltd.                                         9,000   42,613             0.0%
                  Okuwa Co., Ltd.                                                    4,000   42,267             0.0%
                  Olympic Group Corp.                                                2,600   13,116             0.0%
                  Onoken Co., Ltd.                                                   2,900   40,204             0.0%
                  Onward Holdings Co., Ltd.                                         20,000  148,623             0.1%
                  OPT Holdings, Inc.                                                 2,100   20,014             0.0%
                  Organo Corp.                                                       4,000   18,342             0.0%
                  Osaka Organic Chemical Industry, Ltd.                              1,900   21,956             0.0%
                  Osaka Soda Co., Ltd.                                               9,000   40,852             0.0%
                  Osaki Electric Co., Ltd.                                           6,000   48,705             0.0%
                  Pacific Industrial Co., Ltd.                                       9,000  126,549             0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Pack Corp. (The)                                                   1,800 $ 50,740             0.0%
                  PALTAC Corp.                                                       4,000  118,070             0.1%
                  PanaHome Corp.                                                     8,000   88,880             0.0%
                  Parco Co., Ltd.                                                    3,400   35,370             0.0%
                  PC Depot Corp.                                                     3,800   19,145             0.0%
                  Pegasus Sewing Machine Manufacturing Co., Ltd.                     2,700   20,842             0.0%
                  Piolax, Inc.                                                       6,000  137,977             0.1%
*                 Pioneer Corp.                                                     52,400   94,581             0.0%
                  Pocket Card Co., Ltd.                                              2,100   12,944             0.0%
                  Press Kogyo Co., Ltd.                                             13,600   66,000             0.0%
                  Pressance Corp.                                                    2,000   23,132             0.0%
                  Prospect Co., Ltd.                                                44,000   26,024             0.0%
                  Proto Corp.                                                        1,900   24,892             0.0%
                  PS Mitsubishi Construction Co., Ltd.                               2,700   10,294             0.0%
                  Punch Industry Co., Ltd.                                           1,300   12,759             0.0%
                  Raito Kogyo Co., Ltd.                                              5,800   57,651             0.0%
*                 Rasa Industries, Ltd.                                             17,000   21,042             0.0%
                  Raysum Co., Ltd.                                                   2,300   21,093             0.0%
                  Renesas Easton Co., Ltd.                                           2,600   13,508             0.0%
                  Rengo Co., Ltd.                                                   30,000  181,408             0.1%
                  Rheon Automatic Machinery Co., Ltd.                                2,600   24,911             0.0%
                  Ricoh Leasing Co., Ltd.                                            2,500   80,990             0.0%
                  Right On Co., Ltd.                                                 2,500   21,460             0.0%
                  Riken Corp.                                                        1,400   61,271             0.0%
                  Riken Keiki Co., Ltd.                                              2,400   35,640             0.0%
                  Riken Technos Corp.                                                7,500   35,948             0.0%
                  Rion Co., Ltd.                                                       900   12,106             0.0%
                  Riso Kagaku Corp.                                                  2,500   44,001             0.0%
                  Round One Corp.                                                   12,200  104,194             0.0%
                  Ryobi, Ltd.                                                       22,000   96,794             0.0%
                  Ryoden Corp.                                                       7,000   44,284             0.0%
                  Sakai Chemical Industry Co., Ltd.                                 20,000   68,533             0.0%
                  Sakai Heavy Industries, Ltd.                                       3,000    8,241             0.0%
                  Sakai Moving Service Co., Ltd.                                       900   26,248             0.0%
                  Sakai Ovex Co., Ltd.                                                 700   11,004             0.0%
                  Sakata INX Corp.                                                   6,200   87,573             0.0%
                  Sala Corp.                                                         4,900   27,726             0.0%
                  SAMTY Co., Ltd.                                                    2,800   27,825             0.0%
                  San-Ai Oil Co., Ltd.                                              10,000   84,945             0.0%
                  San-In Godo Bank, Ltd. (The)                                      33,000  268,688             0.1%
*                 Sanden Holdings Corp.                                             19,000   59,031             0.0%
                  Sanei Architecture Planning Co., Ltd.                              1,000   13,726             0.0%
                  Sangetsu Corp.                                                     7,800  137,635             0.1%
*                 Sanken Electric Co., Ltd.                                         15,000   68,984             0.0%
                  Sanki Engineering Co., Ltd.                                        6,900   59,697             0.0%
                  Sanko Metal Industrial Co., Ltd.                                     300    8,089             0.0%
                  Sankyo Tateyama, Inc.                                              4,100   59,994             0.0%
                  Sanoh Industrial Co., Ltd.                                         2,800   20,066             0.0%
                  Sanoyas Holdings Corp.                                             6,300   15,768             0.0%
                  Sansei Technologies, Inc.                                          1,500   13,375             0.0%
                  Sansha Electric Manufacturing Co., Ltd.                              300    1,356             0.0%
                  Sanshin Electronics Co., Ltd.                                      3,900   46,048             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
JAPAN -- (Continued)
                  Sanyo Chemical Industries, Ltd.                                     1,400 $ 62,779             0.0%
                  Sanyo Denki Co., Ltd.                                               6,000   49,466             0.0%
                  Sanyo Housing Nagoya Co., Ltd.                                        700    6,350             0.0%
                  Sanyo Special Steel Co., Ltd.                                      19,000  104,533             0.0%
                  Sanyo Trading Co., Ltd.                                             1,600   29,799             0.0%
                  Sato Shoji Corp.                                                    2,000   15,501             0.0%
                  Satori Electric Co., Ltd.                                           2,500   18,231             0.0%
                  Sawada Holdings Co., Ltd.                                           4,400   39,610             0.0%
                  Saxa Holdings, Inc.                                                13,000   24,622             0.0%
                  SBS Holdings, Inc.                                                  1,900   13,718             0.0%
                  Scroll Corp.                                                        3,300   10,580             0.0%
                  Seibu Electric Industry Co., Ltd.                                     800   16,567             0.0%
                  Seika Corp.                                                         5,000   15,655             0.0%
                  Seikitokyu Kogyo Co., Ltd.                                          5,900   31,786             0.0%
                  Seiko Holdings Corp.                                               22,000   91,643             0.0%
                  Seino Holdings Co., Ltd.                                           24,400  282,598             0.1%
                  Seiren Co., Ltd.                                                    5,400   80,200             0.0%
                  Sekisui Plastics Co., Ltd.                                          5,500   40,168             0.0%
                  Senko Group Holdings Co., Ltd.                                     12,000   78,144             0.0%
                  Senshu Electric Co., Ltd.                                             800   14,436             0.0%
                  Senshu Ikeda Holdings, Inc.                                        43,700  184,276             0.1%
                  Senshukai Co., Ltd.                                                 5,200   38,111             0.0%
                  Shibaura Electronics Co., Ltd.                                        800   18,945             0.0%
                  Shibaura Mechatronics Corp.                                         5,000   12,281             0.0%
                  Shibusawa Warehouse Co., Ltd. (The)                                 8,000   24,592             0.0%
                  Shibuya Corp.                                                       1,300   34,591             0.0%
                  Shiga Bank, Ltd. (The)                                             35,000  182,902             0.1%
                  Shikibo, Ltd.                                                      25,000   30,050             0.0%
                  Shikoku Bank, Ltd. (The)                                           26,000   74,893             0.0%
                  Shikoku Chemicals Corp.                                             6,000   68,665             0.0%
                  Shima Seiki Manufacturing, Ltd.                                     2,700   97,894             0.0%
                  Shimachu Co., Ltd.                                                  8,600  198,866             0.1%
                  Shimizu Bank, Ltd. (The)                                            1,500   46,533             0.0%
                  Shimojima Co., Ltd.                                                 1,400   14,228             0.0%
                  Shin Nippon Air Technologies Co., Ltd.                              2,500   32,986             0.0%
                  Shinagawa Refractories Co., Ltd.                                   10,000   27,090             0.0%
                  Shindengen Electric Manufacturing Co., Ltd.                         7,000   32,490             0.0%
                  Shinko Electric Industries Co., Ltd.                               13,200   94,427             0.0%
                  Shinko Plantech Co., Ltd.                                           5,700   42,622             0.0%
                  Shinmaywa Industries, Ltd.                                         20,000  168,549             0.1%
                  Shinnihon Corp.                                                     5,400   42,448             0.0%
                  Shinsei Bank, Ltd.                                                236,000  440,625             0.1%
                  Shinsho Corp.                                                         600   13,476             0.0%
                  Shinwa Co., Ltd.                                                      900   15,243             0.0%
                  Shizuki Electric Co., Inc.                                          3,000   17,766             0.0%
                  Shizuoka Gas Co., Ltd.                                             10,300   69,994             0.0%
                  Shoei Foods Corp.                                                   1,500   33,782             0.0%
                  Shofu, Inc.                                                           900   10,562             0.0%
                  Showa Aircraft Industry Co., Ltd.                                   1,200   13,025             0.0%
*                 Showa Corp.                                                         3,600   30,719             0.0%
*                 Showa Denko K.K.                                                   20,800  397,278             0.1%
                  Showa Sangyo Co., Ltd.                                              8,000   42,814             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
JAPAN -- (Continued)
                  Sinanen Holdings Co., Ltd.                                          1,400 $ 27,979             0.0%
                  Sinfonia Technology Co., Ltd.                                      20,000   56,002             0.0%
                  Sinko Industries, Ltd.                                              2,100   32,649             0.0%
                  SK-Electronics Co., Ltd.                                            1,500   15,942             0.0%
                  SKY Perfect JSAT Holdings, Inc.                                    25,600  117,398             0.1%
                  SMK Corp.                                                           9,000   31,015             0.0%
                  Soda Nikka Co., Ltd.                                                3,400   15,645             0.0%
                  Sodick Co., Ltd.                                                    5,900   57,518             0.0%
                  Sojitz Corp.                                                      200,900  510,745             0.2%
                  Soken Chemical & Engineering Co., Ltd.                              1,600   20,753             0.0%
                  Space Co., Ltd.                                                     1,200   15,124             0.0%
                  SPK Corp.                                                             600   13,749             0.0%
                  ST Corp.                                                            1,300   20,695             0.0%
                  Starzen Co., Ltd.                                                   1,000   40,497             0.0%
                  Sugimoto & Co., Ltd.                                                2,200   30,432             0.0%
                  Suminoe Textile Co., Ltd.                                          12,000   26,711             0.0%
                  Sumitomo Bakelite Co., Ltd.                                        26,000  167,081             0.1%
                  Sumitomo Densetsu Co., Ltd.                                         2,600   29,974             0.0%
                  Sumitomo Forestry Co., Ltd.                                        15,800  241,917             0.1%
                  Sumitomo Heavy Industries, Ltd.                                    70,000  488,325             0.1%
                  Sumitomo Osaka Cement Co., Ltd.                                    54,000  234,364             0.1%
                  Sumitomo Precision Products Co., Ltd.                               6,000   19,536             0.0%
                  Sumitomo Riko Co., Ltd.                                             5,400   55,038             0.0%
                  Sumitomo Rubber Industries, Ltd.                                   17,100  307,777             0.1%
                  Sumitomo Seika Chemicals Co., Ltd.                                  1,400   59,667             0.0%
                  Sun Frontier Fudousan Co., Ltd.                                     3,100   27,096             0.0%
                  Sun-Wa Technos Corp.                                                1,500   16,396             0.0%
                  Suncall Corp.                                                       3,400   16,384             0.0%
*                 SWCC Showa Holdings Co., Ltd.                                      54,000   39,701             0.0%
                  T Hasegawa Co., Ltd.                                                2,800   54,372             0.0%
                  T RAD Co., Ltd.                                                    13,000   38,631             0.0%
                  T&K Toka Co., Ltd.                                                  3,500   34,495             0.0%
                  Tabuchi Electric Co., Ltd.                                          3,100    9,153             0.0%
                  Tachi-S Co., Ltd.                                                   3,500   67,173             0.0%
                  Tachibana Eletech Co., Ltd.                                         2,600   31,836             0.0%
                  Tachikawa Corp.                                                     1,500   12,156             0.0%
                  Tadano, Ltd.                                                       15,000  193,782             0.1%
                  Taihei Dengyo Kaisha, Ltd.                                          6,000   59,570             0.0%
                  Taiheiyo Cement Corp.                                             147,538  490,293             0.1%
                  Taiheiyo Kouhatsu, Inc.                                            15,000   13,334             0.0%
                  Taiho Kogyo Co., Ltd.                                               3,800   49,775             0.0%
                  Taikisha, Ltd.                                                      3,500   87,243             0.0%
                  Taiko Bank, Ltd. (The)                                              7,000   15,274             0.0%
                  Taisei Lamick Co., Ltd.                                               500   13,003             0.0%
                  Taiyo Yuden Co., Ltd.                                              15,600  190,419             0.1%
                  Takaoka Toko Co., Ltd.                                              2,600   39,448             0.0%
                  Takara Standard Co., Ltd.                                           6,100  101,223             0.0%
                  Takasago International Corp.                                        1,900   63,275             0.0%
                  Takasago Thermal Engineering Co., Ltd.                              5,600   86,639             0.0%
                  Takashimaya Co., Ltd.                                              47,000  432,776             0.1%
#*                Takata Corp.                                                        2,000    7,192             0.0%
                  Take And Give Needs Co., Ltd.                                       1,900   15,714             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Takeei Corp.                                                       2,300 $ 20,393             0.0%
                  Takihyo Co., Ltd.                                                  3,000   12,135             0.0%
                  Takisawa Machine Tool Co., Ltd.                                    8,000   11,844             0.0%
                  Takuma Co., Ltd.                                                   8,200   85,162             0.0%
                  Tamron Co., Ltd.                                                   3,000   56,113             0.0%
                  Tamura Corp.                                                      11,000   52,824             0.0%
                  Tatsuta Electric Wire and Cable Co., Ltd.                          6,500   32,006             0.0%
                  Tayca Corp.                                                        7,000   45,897             0.0%
                  TBK Co., Ltd.                                                      4,700   21,087             0.0%
                  TECHNO ASSOCIE Co., Ltd.                                           1,200   12,600             0.0%
                  Techno Medica Co., Ltd.                                              800   14,220             0.0%
                  THK Co., Ltd.                                                     12,600  324,992             0.1%
                  TIS, Inc.                                                         11,600  292,387             0.1%
                  Toa Corp.(6894434)                                                 3,700   31,749             0.0%
*                 Toa Corp.(6894508)                                                 4,300   79,094             0.0%
                  Toa Oil Co., Ltd.                                                 10,000   12,108             0.0%
                  TOA ROAD Corp.                                                     9,000   27,838             0.0%
                  Toagosei Co., Ltd.                                                12,900  151,552             0.1%
                  Tobishima Corp.                                                   15,800   23,791             0.0%
                  Tocalo Co., Ltd.                                                   1,700   45,838             0.0%
                  Tochigi Bank, Ltd. (The)                                          22,000  105,072             0.0%
                  Toda Corp.                                                        28,000  172,848             0.1%
                  Toda Kogyo Corp.                                                   5,000   11,755             0.0%
                  Toei Co., Ltd.                                                     9,000   77,960             0.0%
                  Toenec Corp.                                                       9,000   47,618             0.0%
                  Togami Electric Manufacturing Co., Ltd.                            3,000   15,483             0.0%
                  Toho Bank, Ltd. (The)                                             36,000  132,177             0.1%
                  Toho Co., Ltd.                                                       600   14,826             0.0%
                  Toho Holdings Co., Ltd.                                            7,400  160,884             0.1%
                  Toho Zinc Co., Ltd.                                               18,000   79,581             0.0%
                  Tohoku Bank, Ltd. (The)                                           12,000   16,474             0.0%
                  Tokai Carbon Co., Ltd.                                            34,000  148,859             0.1%
                  Tokai Corp.                                                        1,300   47,998             0.0%
                  Tokai Rika Co., Ltd.                                               8,000  148,932             0.1%
                  Tokai Tokyo Financial Holdings, Inc.                              30,200  152,881             0.1%
                  Tokushu Tokai Paper Co., Ltd.                                      1,400   51,643             0.0%
                  Tokyo Century Corp.                                                5,900  203,362             0.1%
                  Tokyo Dome Corp.                                                  10,600   98,007             0.0%
                  Tokyo Electron Device, Ltd.                                        1,100   15,651             0.0%
                  Tokyo Energy & Systems, Inc.                                       5,000   42,063             0.0%
                  Tokyo Keiki, Inc.                                                 13,000   27,060             0.0%
                  Tokyo Ohka Kogyo Co., Ltd.                                         5,100  165,328             0.1%
                  Tokyo Rakutenchi Co., Ltd.                                         4,000   18,774             0.0%
                  Tokyo Rope Manufacturing Co., Ltd.                                 2,400   36,730             0.0%
                  Tokyo Sangyo Co., Ltd.                                             4,000   16,110             0.0%
                  Tokyo Steel Manufacturing Co., Ltd.                                7,500   55,883             0.0%
                  Tokyo Tekko Co., Ltd.                                              9,000   34,305             0.0%
                  Tokyo Theatres Co., Inc.                                          11,000   14,700             0.0%
                  Tokyo TY Financial Group, Inc.                                     4,300  125,131             0.1%
                  Tokyotokeiba Co., Ltd.                                            24,000   55,582             0.0%
                  Tokyu Fudosan Holdings Corp.                                      38,400  209,714             0.1%
                  Tokyu Recreation Co., Ltd.                                         3,000   21,624             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
JAPAN -- (Continued)
                  Toli Corp.                                                          8,000 $ 26,652             0.0%
                  Tomato Bank, Ltd.                                                   1,000   14,128             0.0%
                  Tomoe Corp.                                                         6,700   20,579             0.0%
                  Tomoe Engineering Co., Ltd.                                           800   12,829             0.0%
                  Tomoku Co., Ltd.                                                   11,000   33,973             0.0%
                  TOMONY Holdings, Inc.                                              25,500  135,529             0.1%
                  Tonami Holdings Co., Ltd.                                          12,000   41,232             0.0%
                  Toppan Forms Co., Ltd.                                              7,400   74,672             0.0%
                  Topre Corp.                                                           600   15,995             0.0%
                  Topy Industries, Ltd.                                               3,900  106,242             0.0%
                  Torex Semiconductor, Ltd.                                             800   12,521             0.0%
                  Torii Pharmaceutical Co., Ltd.                                      1,600   38,907             0.0%
                  Torishima Pump Manufacturing Co., Ltd.                              2,400   22,367             0.0%
                  Tosei Corp.                                                         6,500   45,959             0.0%
                  Toshiba Machine Co., Ltd.                                          18,000   74,790             0.0%
                  Toshiba Plant Systems & Services Corp.                              5,200   84,602             0.0%
                  Totech Corp.                                                          700   11,179             0.0%
                  Tottori Bank, Ltd. (The)                                            1,700   26,882             0.0%
                  Toukei Computer Co., Ltd.                                             400    8,317             0.0%
                  Towa Bank, Ltd. (The)                                              49,000   51,035             0.0%
                  Towa Corp.                                                          1,800   30,551             0.0%
                  Towa Pharmaceutical Co., Ltd.                                       1,200   59,887             0.0%
                  Toyo Construction Co., Ltd.                                        11,300   40,667             0.0%
                  Toyo Denki Seizo K.K.                                                 800   11,791             0.0%
*                 Toyo Engineering Corp.                                             27,000   67,423             0.0%
                  Toyo Ink SC Holdings Co., Ltd.                                     33,000  162,264             0.1%
                  Toyo Kohan Co., Ltd.                                               15,400   55,117             0.0%
                  Toyo Machinery & Metal Co., Ltd.                                    2,700   16,822             0.0%
                  Toyo Securities Co., Ltd.                                          10,000   23,991             0.0%
                  Toyo Seikan Group Holdings, Ltd.                                   21,500  360,575             0.1%
                  Toyo Tanso Co., Ltd.                                                1,200   19,125             0.0%
                  Toyo Tire & Rubber Co., Ltd.                                       13,000  228,665             0.1%
                  Toyo Wharf & Warehouse Co., Ltd.                                    8,000   12,492             0.0%
                  Toyobo Co., Ltd.                                                  120,000  212,267             0.1%
                  Toyoda Gosei Co., Ltd.                                              8,300  220,582             0.1%
                  TPR Co., Ltd.                                                       1,200   40,485             0.0%
                  TS Tech Co., Ltd.                                                   6,400  168,126             0.1%
                  Tsubakimoto Chain Co.                                              17,000  149,443             0.1%
*                 Tsudakoma Corp.                                                     8,000   12,418             0.0%
                  Tsugami Corp.                                                       7,000   53,099             0.0%
                  Tsukada Global Holdings, Inc.                                       1,800    9,446             0.0%
                  Tsukishima Kikai Co., Ltd.                                          4,000   43,098             0.0%
                  Tsukuba Bank, Ltd.                                                 11,600   33,430             0.0%
                  Tsurumi Manufacturing Co., Ltd.                                     2,300   33,528             0.0%
                  Tv Tokyo Holdings Corp.                                             1,500   32,793             0.0%
*                 U-Shin, Ltd.                                                        4,800   33,258             0.0%
                  UACJ Corp.                                                         51,000  135,320             0.1%
                  Ube Industries, Ltd.                                              147,000  341,740             0.1%
                  Uchida Yoko Co., Ltd.                                               2,200   50,433             0.0%
                  UKC Holdings Corp.                                                  2,100   38,281             0.0%
*                 Uniden Holdings Corp.                                              11,000   15,998             0.0%
                  Union Tool Co.                                                        800   23,646             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
JAPAN -- (Continued)
                  Unipres Corp.                                                       5,800 $   122,869             0.1%
                  United Super Markets Holdings, Inc.                                 7,200      70,037             0.0%
                  Unizo Holdings Co., Ltd.                                            2,300      58,685             0.0%
                  Ushio, Inc.                                                        13,300     167,117             0.1%
                  Vital KSK Holdings, Inc.                                            3,800      33,501             0.0%
                  Vitec Holdings Co., Ltd.                                            1,300      15,417             0.0%
                  Wacoal Holdings Corp.                                              17,000     215,507             0.1%
                  Wakachiku Construction Co., Ltd.                                   30,000      39,277             0.0%
                  Wakita & Co., Ltd.                                                  7,000      80,714             0.0%
                  Warabeya Nichiyo Holdings Co., Ltd.                                 1,700      41,948             0.0%
                  Wood One Co., Ltd.                                                  6,000      15,659             0.0%
                  Xebio Holdings Co., Ltd.                                            3,900      64,862             0.0%
                  Y A C Holdings Co., Ltd.                                            1,200      14,601             0.0%
                  Yachiyo Industry Co., Ltd.                                          1,400      16,834             0.0%
                  Yagi & Co., Ltd.                                                      800      11,309             0.0%
                  Yahagi Construction Co., Ltd.                                       3,500      31,167             0.0%
                  Yaizu Suisankagaku Industry Co., Ltd.                               1,200      13,299             0.0%
                  YAMABIKO Corp.                                                      5,100      60,768             0.0%
                  Yamagata Bank, Ltd. (The)                                          26,000     116,476             0.1%
                  Yamaguchi Financial Group, Inc.                                    31,428     348,206             0.1%
                  Yamaichi Electronics Co., Ltd.                                      2,000      26,027             0.0%
                  Yamanashi Chuo Bank, Ltd. (The)                                    25,000     110,416             0.0%
                  Yamatane Corp.                                                      1,500      21,285             0.0%
                  Yamato Corp.                                                        2,100       9,858             0.0%
                  Yamazawa Co., Ltd.                                                    800      12,559             0.0%
                  Yamazen Corp.                                                       7,100      67,290             0.0%
                  Yashima Denki Co., Ltd.                                             2,100      12,282             0.0%
                  Yellow Hat, Ltd.                                                    1,700      39,079             0.0%
                  Yokogawa Bridge Holdings Corp.                                      5,800      71,595             0.0%
                  Yokohama Reito Co., Ltd.                                            9,700      98,020             0.0%
                  Yokohama Rubber Co., Ltd. (The)                                    15,000     294,532             0.1%
                  Yokowo Co., Ltd.                                                    1,600      19,258             0.0%
                  Yondenko Corp.                                                      3,000      12,647             0.0%
                  Yorozu Corp.                                                        3,600      55,100             0.0%
                  Yuasa Funashoku Co., Ltd.                                           5,000      13,685             0.0%
                  Yuasa Trading Co., Ltd.                                             2,200      63,678             0.0%
                  Yuken Kogyo Co., Ltd.                                               6,000      11,839             0.0%
                  Yurtec Corp.                                                        9,000      56,183             0.0%
                  Yusen Logistics Co., Ltd.                                           2,500      23,798             0.0%
                  Yushiro Chemical Industry Co., Ltd.                                 2,100      26,401             0.0%
                  Zeon Corp.                                                         21,000     239,104             0.1%
                                                                                            ----------- ---------------
TOTAL JAPAN                                                                                  64,299,721            17.0%
                                                                                            ----------- ---------------
MALAYSIA -- (0.9%)
#                 Affin Holdings Bhd                                                 55,700      37,589             0.0%
                  AirAsia Bhd                                                       209,300     161,434             0.1%
*                 AirAsia X Bhd                                                     273,900      28,363             0.0%
                  Alliance Financial Group Bhd                                      127,600     121,309             0.1%
                  Allianz Malaysia Bhd                                                4,800      12,699             0.0%
                  AMMB Holdings Bhd                                                 273,700     345,418             0.1%
                  Ann Joo Resources Bhd                                              35,700      24,324             0.0%
                  Batu Kawan Bhd                                                      2,800      12,245             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
MALAYSIA -- (Continued)
*                 Berjaya Assets BHD                                                 69,700 $ 16,538             0.0%
*                 Berjaya Corp. Bhd                                                 507,733   40,890             0.0%
                  BIMB Holdings Bhd                                                  20,500   20,688             0.0%
*                 Borneo Oil Bhd                                                    121,700    5,189             0.0%
                  Boustead Holdings Bhd                                             106,008   63,941             0.0%
                  Boustead Plantations Bhd                                           57,900   21,871             0.0%
#*                Bumi Armada Bhd                                                   370,400   67,286             0.0%
                  CB Industrial Product Holding Bhd                                  44,300   21,017             0.0%
                  Coastal Contracts Bhd                                              28,800    8,813             0.0%
*                 Dayang Enterprise Holdings Bhd                                     53,900   15,245             0.0%
#                 DRB-Hicom Bhd                                                     155,700   51,571             0.0%
#                 Eastern & Oriental Bhd                                            106,878   46,765             0.0%
*                 Eco World Development Group Bhd                                   174,100   60,925             0.0%
#                 Ekovest Bhd                                                       146,750   48,022             0.0%
#                 Evergreen Fibreboard Bhd                                           67,500   13,674             0.0%
                  Felda Global Ventures Holdings Bhd                                193,500   94,798             0.1%
#                 Gadang Holdings Bhd                                                82,250   24,256             0.0%
                  GuocoLand Malaysia Bhd                                             51,700   15,357             0.0%
*                 Hibiscus Petroleum Bhd                                            219,000   21,360             0.0%
                  Hock Seng LEE BHD                                                  31,700   12,424             0.0%
#                 Hong Leong Financial Group Bhd                                     20,710   80,442             0.0%
                  Insas Bhd                                                          80,200   17,062             0.0%
#                 IOI Properties Group Bhd                                          302,249  144,115             0.1%
*                 JAKS Resources Bhd                                                 41,600   15,888             0.0%
#                 Jaya Tiasa Holdings Bhd                                            70,100   18,888             0.0%
                  JCY International Bhd                                             117,100   16,851             0.0%
                  Kian JOO CAN Factory Bhd                                           15,800   10,917             0.0%
#*                KNM Group Bhd                                                     319,100   21,272             0.0%
*                 KSL Holdings Bhd                                                  107,100   30,089             0.0%
                  LBS Bina Group Bhd                                                 54,100   26,037             0.0%
                  Magnum Bhd                                                        115,000   55,626             0.0%
                  Mah Sing Group Bhd                                                174,200   59,767             0.0%
                  Malayan Flour Mills Bhd                                            57,300   23,858             0.0%
                  Malaysia Building Society Bhd                                     279,400   84,286             0.1%
*                 Malaysia Marine and Heavy Engineering Holdings Bhd                 64,200   14,771             0.0%
                  Malaysian Pacific Industries Bhd                                   11,300   31,171             0.0%
#*                Malaysian Resources Corp. Bhd                                     104,700   36,585             0.0%
                  Malton Bhd                                                         69,200   23,399             0.0%
                  Matrix Concepts Holdings Bhd                                       19,300   11,514             0.0%
                  Media Prima Bhd                                                   168,000   46,371             0.0%
                  Mega First Corp. Bhd                                               32,300   28,187             0.0%
                  Mitrajaya Holdings Bhd                                             56,300   17,374             0.0%
                  MKH Bhd                                                            33,400   18,769             0.0%
                  MMC Corp. Bhd                                                      92,500   53,905             0.0%
*                 MNRB Holdings Bhd                                                   5,900    3,517             0.0%
*                 MPHB Capital Bhd                                                   45,500   18,638             0.0%
*                 Mudajaya Group Bhd                                                 92,500   25,563             0.0%
                  Muhibbah Engineering M Bhd                                         39,800   26,493             0.0%
*                 Mulpha International Bhd                                          201,200   11,139             0.0%
                  Paramount Corp. Bhd                                                29,700   12,450             0.0%
*                 Parkson Holdings Bhd                                               70,140   10,257             0.0%
                  Pos Malaysia Bhd                                                   33,100   39,786             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
MALAYSIA -- (Continued)
                  Protasco Bhd                                                       39,250 $    9,847             0.0%
#                 Sapura Energy Bhd                                                 529,500    243,384             0.1%
                  Sarawak Oil Palms Bhd                                              45,385     35,853             0.0%
#                 SP Setia Bhd Group                                                 27,971     23,560             0.0%
                  Star Media Group Bhd                                               19,500     10,554             0.0%
*                 Sumatec Resources Bhd                                             805,800     13,913             0.0%
                  Sunway Bhd                                                        102,926     82,277             0.1%
#                 Supermax Corp. Bhd                                                 43,100     19,058             0.0%
                  Ta Ann Holdings Bhd                                                24,840     21,393             0.0%
                  TA Enterprise Bhd                                                 144,500     21,788             0.0%
                  TA Global Bhd                                                     119,500      9,924             0.0%
                  Taliworks Corp. Bhd                                                31,200     11,078             0.0%
                  TDM Bhd                                                           101,100     15,364             0.0%
                  Tropicana Corp. Bhd                                                45,034     10,214             0.0%
                  TSH Resources Bhd                                                  96,200     39,479             0.0%
                  UEM Sunrise Bhd                                                   225,600     64,403             0.0%
*                 UMW Holdings Bhd                                                   79,000    112,740             0.1%
#*                UMW Oil & Gas Corp. Bhd                                            84,300     13,192             0.0%
                  Unisem M Bhd                                                       87,500     67,087             0.0%
                  United Malacca Bhd                                                  8,200     11,676             0.0%
#                 UOA Development Bhd                                                87,600     54,140             0.0%
                  VS Industry Bhd                                                    68,500     31,553             0.0%
#                 WCT Holdings Bhd                                                  117,400     60,295             0.0%
                  WTK Holdings BHD                                                   94,000     21,532             0.0%
                  Yinson Holdings Bhd                                                76,300     58,860             0.0%
*                 YNH Property Bhd                                                   52,303     18,429             0.0%
                  YTL Corp. Bhd                                                     309,800    104,852             0.1%
                                                                                            ---------- ---------------
TOTAL MALAYSIA                                                                               3,635,443             1.0%
                                                                                            ---------- ---------------
MEXICO -- (0.8%)
                  Alfa S.A.B. de C.V. Class A                                       215,359    295,264             0.1%
                  Alpek S.A.B. de C.V.                                               51,802     62,052             0.0%
#*                Axtel S.A.B. de C.V.                                               70,700     15,436             0.0%
                  Banregio Grupo Financiero S.A.B. de C.V.                           31,703    183,058             0.1%
#                 Bolsa Mexicana de Valores S.A.B. de C.V.                           60,300    105,383             0.0%
*                 Cia Minera Autlan S.A.B. de C.V. Series B                          11,600     11,295             0.0%
                  Consorcio ARA S.A.B. de C.V. Series *                              71,600     23,885             0.0%
#*                Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A          53,341     67,579             0.0%
                  Corp. Actinver S.A.B. de C.V.                                      15,000     10,311             0.0%
*                 Corp. GEO S.A.B. de C.V. Series B                                  26,337      3,638             0.0%
                  Credito Real S.A.B. de C.V. SOFOM ER                               24,453     34,292             0.0%
*                 Elementia S.A.B. de C.V.                                            7,902     10,788             0.0%
#*                Genomma Lab Internacional S.A.B. de C.V. Class B                  112,965    142,937             0.1%
                  Gentera S.A.B. de C.V.                                             45,722     76,870             0.0%
*                 Grupo Aeromexico S.A.B. de C.V.                                    22,119     44,120             0.0%
                  Grupo Cementos de Chihuahua S.A.B. de C.V.                          2,825     13,429             0.0%
                  Grupo Comercial Chedraui S.A. de C.V.                              50,266    103,842             0.0%
#                 Grupo Elektra S.A.B. de C.V.                                        6,443    216,646             0.1%
*                 Grupo Famsa S.A.B. de C.V. Class A                                 16,635      7,776             0.0%
                  Grupo Financiero Interacciones SA de C.V. Class O                  14,060     65,747             0.0%
                  Grupo Herdez S.A.B. de C.V. Series *                               29,287     64,983             0.0%
                  Grupo Industrial Saltillo S.A.B. de C.V.                            8,808     17,709             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
MEXICO -- (Continued)
                  Grupo Sanborns S.A.B. de C.V.                                      35,336 $   40,507             0.0%
#*                Grupo Simec S.A.B. de C.V. Series B                                14,163     52,664             0.0%
*                 Hoteles City Express S.A.B. de C.V.                                31,315     32,205             0.0%
                  Industrias Bachoco S.A.B. de C.V. Series B                         27,066    120,282             0.0%
#*                Industrias CH S.A.B. de C.V. Series B                              22,407    120,336             0.1%
                  Industrias Penoles S.A.B. de C.V.                                  11,145    272,449             0.1%
*                 La Comer S.A.B. de C.V.                                            55,136     43,200             0.0%
#                 Megacable Holdings S.A.B. de C.V.                                  34,941    132,468             0.1%
                  Mexichem S.A.B. de C.V.                                           136,325    374,463             0.1%
*                 Minera Frisco S.A.B. de C.V. Class A1                              45,911     29,363             0.0%
                  Nemak S.A.B. de C.V.                                                9,800     10,307             0.0%
                  OHL Mexico S.A.B. de C.V.                                         118,601    144,776             0.1%
                  Organizacion Cultiba S.A.B. de C.V.                                30,505     29,605             0.0%
*                 Organizacion Soriana S.A.B. de C.V. Class B                        33,451     76,692             0.0%
                  Qualitas Controladora S.A.B. de C.V.                               22,354     36,502             0.0%
                  Rassini S.A.B. de C.V.                                              6,217     29,405             0.0%
                  Rassini S.A.B. De C.V. Class A                                     11,375     26,254             0.0%
                  TV Azteca S.A.B. de C.V.                                          199,909     34,619             0.0%
                  Vitro S.A.B. de C.V. Series A                                      12,298     47,101             0.0%
                                                                                            ---------- ---------------
TOTAL MEXICO                                                                                 3,230,238             0.9%
                                                                                            ---------- ---------------
NETHERLANDS -- (1.3%)
                  Accell Group                                                        3,570    124,514             0.0%
                  Aegon NV                                                           69,774    356,116             0.1%
                  APERAM SA                                                          14,890    748,597             0.2%
                  Arcadis NV                                                          7,114    123,431             0.0%
                  ASM International NV                                               11,881    715,123             0.2%
                  BinckBank NV                                                       11,130     55,316             0.0%
                  Boskalis Westminster                                               18,710    688,206             0.2%
*                 Fugro NV                                                           11,761    173,475             0.1%
                  Gemalto NV(B011JK4)                                                 7,613    426,418             0.1%
                  Gemalto NV(B9MS8P5)                                                 1,784     99,880             0.0%
#*                Heijmans NV                                                         4,859     37,442             0.0%
                  Hunter Douglas NV                                                     778     62,789             0.0%
                  KAS Bank NV                                                         2,750     32,671             0.0%
                  Kendrion NV                                                         1,731     61,795             0.0%
                  Koninklijke BAM Groep NV                                           40,414    227,508             0.1%
*                 Ordina NV                                                          15,728     27,266             0.0%
                  Randstad Holding NV                                                 1,440     85,850             0.0%
                  Refresco Group NV                                                   2,027     39,599             0.0%
                  SBM Offshore NV                                                    44,899    739,675             0.2%
                  Sligro Food Group NV                                                1,155     46,975             0.0%
*                 Telegraaf Media Groep NV                                            2,312     15,613             0.0%
*                 TomTom NV                                                          14,726    149,722             0.1%
                  Van Lanschot NV                                                     1,422     38,645             0.0%
                                                                                            ---------- ---------------
TOTAL NETHERLANDS                                                                            5,076,626             1.3%
                                                                                            ---------- ---------------
NEW ZEALAND -- (0.4%)
                  Air New Zealand, Ltd.                                              79,766    139,585             0.1%
                  Arvida Group, Ltd.                                                  4,548      4,030             0.0%
                  Chorus, Ltd.                                                       47,897    147,543             0.1%
                  EBOS Group, Ltd.                                                   12,383    155,430             0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
NEW ZEALAND -- (Continued)
                  Heartland Bank, Ltd.                                               32,027 $   36,446             0.0%
                  Kathmandu Holdings, Ltd.                                           16,660     22,925             0.0%
                  Mainfreight, Ltd.                                                   5,949     90,250             0.0%
                  Metlifecare, Ltd.                                                  19,389     77,299             0.0%
                  Metro Performance Glass, Ltd.                                      11,586     10,984             0.0%
                  New Zealand Oil & Gas, Ltd.                                        52,220     22,267             0.0%
                  New Zealand Refining Co., Ltd. (The)                               18,373     29,473             0.0%
                  NZME, Ltd.                                                         28,793     17,800             0.0%
                  PGG Wrightson, Ltd.                                                27,472     10,582             0.0%
                  Sanford, Ltd.                                                       7,981     39,926             0.0%
                  Scales Corp., Ltd.                                                 10,396     23,626             0.0%
                  Skellerup Holdings, Ltd.                                           26,569     27,545             0.0%
                  SKY Network Television, Ltd.                                       36,905     97,750             0.0%
                  SKYCITY Entertainment Group, Ltd.                                  38,749    115,864             0.0%
                  Steel & Tube Holdings, Ltd.                                         7,277     12,028             0.0%
                  Summerset Group Holdings, Ltd.                                     19,648     70,127             0.0%
                  Tourism Holdings, Ltd.                                             15,938     40,376             0.0%
                  Tower, Ltd.                                                        20,066     16,800             0.0%
                  Trade Me Group, Ltd.                                               58,677    213,669             0.1%
                  Warehouse Group, Ltd. (The)                                        13,394     19,390             0.0%
                                                                                            ---------- ---------------
TOTAL NEW ZEALAND                                                                            1,441,715             0.4%
                                                                                            ---------- ---------------
NORWAY -- (0.9%)
*                 Akastor ASA                                                        32,353     47,688             0.0%
                  Aker ASA Class A                                                    4,179    158,687             0.1%
*                 Aker Solutions ASA                                                 24,083    137,162             0.1%
                  American Shipping Co. ASA                                           8,329     26,392             0.0%
                  Atea ASA                                                            4,794     57,979             0.0%
                  Austevoll Seafood ASA                                              15,622    125,650             0.0%
                  Avance Gas Holding, Ltd.                                            7,335     20,719             0.0%
                  Bonheur ASA                                                         3,949     34,383             0.0%
                  BW LPG, Ltd.                                                       18,257     80,324             0.0%
#*                BW Offshore, Ltd.                                                  17,950     46,100             0.0%
*                 DNO ASA                                                            88,318     74,367             0.0%
#*                DOF ASA                                                           124,543     13,350             0.0%
*                 Fred Olsen Energy ASA                                               7,263     17,066             0.0%
#                 Frontline, Ltd.                                                    12,607     83,856             0.0%
                  Grieg Seafood ASA                                                   4,387     34,545             0.0%
                  Hoegh LNG Holdings, Ltd.                                            8,123     83,123             0.0%
*                 Kongsberg Automotive ASA                                           75,985     55,550             0.0%
                  Kongsberg Gruppen ASA                                               1,796     28,019             0.0%
*                 Kvaerner ASA                                                       31,342     40,808             0.0%
                  Leroy Seafood Group ASA                                             2,882    144,970             0.1%
                  Ocean Yield ASA                                                     7,604     57,054             0.0%
*                 Odfjell Drilling, Ltd.                                              6,000     12,552             0.0%
*                 Odfjell SE Class A                                                  8,358     32,953             0.0%
*                 Petroleum Geo-Services ASA                                         61,296    143,608             0.1%
*                 Prosafe SE                                                          1,025      4,080             0.0%
*                 Q-Free ASA                                                          3,003      2,956             0.0%
#*                REC Silicon ASA                                                   331,659     41,405             0.0%
#*                Seadrill, Ltd.                                                     31,506     21,417             0.0%
*                 Skandiabanken ASA                                                   7,645     68,362             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
NORWAY -- (Continued)
*                 Solstad Offshore ASA                                                  6,758 $    9,591             0.0%
*                 Songa Offshore                                                        8,731     30,343             0.0%
                  SpareBank 1 SMN                                                       5,946     49,516             0.0%
                  SpareBank 1 SR-Bank ASA                                              24,839    195,909             0.1%
                  Stolt-Nielsen, Ltd.                                                   4,606     71,197             0.0%
                  Storebrand ASA                                                       59,551    392,391             0.1%
                  Subsea 7 SA                                                          45,313    746,742             0.2%
                  TGS Nopec Geophysical Co. ASA                                        13,500    294,316             0.1%
*                 Wallenius Wilhelmsen Logistics                                        6,223     31,520             0.0%
                  Wilh Wilhelmsen Holding ASA Class A                                   2,355     65,440             0.0%
                                                                                              ---------- ---------------
TOTAL NORWAY                                                                                   3,582,090             0.9%
                                                                                              ---------- ---------------
PHILIPPINES -- (0.4%)
                  Alliance Global Group, Inc.                                         300,800     89,106             0.1%
                  Belle Corp.                                                         221,000     18,154             0.0%
*                 Bloomberry Resorts Corp.                                            162,000     29,194             0.0%
                  Cebu Air, Inc.                                                       24,380     52,700             0.0%
                  China Banking Corp.                                                  70,000     49,459             0.0%
                  Cosco Capital, Inc.                                                 316,400     51,684             0.0%
                  East West Banking Corp.                                              52,800     22,661             0.0%
                  Emperador, Inc.                                                     201,000     25,708             0.0%
                  Energy Development Corp.                                            514,300     62,088             0.0%
                  Filinvest Land, Inc.                                              1,428,000     49,523             0.0%
                  First Philippine Holdings Corp.                                      37,740     54,769             0.0%
                  Integrated Micro-Electronics, Inc.                                   80,600     12,426             0.0%
                  Lopez Holdings Corp.                                                459,100     70,640             0.0%
*                 Megawide Construction Corp.                                         123,000     45,480             0.0%
                  Megaworld Corp.                                                   1,553,000    126,218             0.1%
                  Nickel Asia Corp.                                                   176,700     22,080             0.0%
                  Pepsi-Cola Products Philippines, Inc.                               178,000     13,182             0.0%
                  Petron Corp.                                                        324,100     59,077             0.0%
                  Philex Mining Corp.                                                 155,500     27,496             0.0%
                  Philippine National Bank                                             35,300     46,085             0.0%
                  Phinma Energy Corp.                                                 253,000     10,883             0.0%
                  RFM Corp.                                                           131,000     12,687             0.0%
                  Rizal Commercial Banking Corp.                                       18,900     20,639             0.0%
                  Robinsons Land Corp.                                                173,400     89,094             0.0%
                  Robinsons Retail Holdings, Inc.                                      39,750     63,181             0.0%
                  San Miguel Corp.                                                     53,450    117,659             0.1%
                  San Miguel Pure Foods Co., Inc.                                       2,290     13,751             0.0%
                  Security Bank Corp.                                                   4,360     18,602             0.0%
*                 SSI Group, Inc.                                                     211,000      9,670             0.0%
                  STI Education Systems Holdings, Inc.                                675,000     14,454             0.0%
*                 Top Frontier Investment Holdings, Inc.                                1,880     11,063             0.0%
                  Travellers International Hotel Group, Inc.                          211,000     13,934             0.0%
                  Union Bank of the Philippines                                        35,150     56,136             0.0%
                  Vista Land & Lifescapes, Inc.                                       853,600     90,391             0.1%
                                                                                              ---------- ---------------
TOTAL PHILIPPINES                                                                              1,469,874             0.4%
                                                                                              ---------- ---------------
POLAND -- (0.4%)
*                 AB SA                                                                   754      7,178             0.0%
                  Agora SA                                                              3,492     14,593             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
POLAND -- (Continued)
                  Amica SA                                                              274 $   13,744             0.0%
                  Asseco Poland SA                                                   12,528    176,284             0.1%
                  Bank Ochrony Srodowiska SA                                            973      2,686             0.0%
*                 Boryszew SA                                                        15,012     44,845             0.0%
                  Ciech SA                                                            2,965     59,302             0.0%
*                 ComArch SA                                                            890     53,961             0.0%
*                 Emperia Holding SA                                                  1,816     36,091             0.0%
*                 Enea SA                                                            39,628    121,718             0.0%
*                 Getin Holding SA                                                   58,257     19,818             0.0%
*                 Getin Noble Bank SA                                                53,703     25,735             0.0%
                  Grupa Azoty SA                                                      1,508     26,593             0.0%
#*                Grupa Lotos SA                                                     16,202    252,401             0.1%
*                 Impexmetal SA                                                      22,502     24,575             0.0%
*                 Jastrzebska Spolka Weglowa SA                                       6,049    122,088             0.0%
                  Kernel Holding SA                                                   7,401    131,798             0.1%
                  LC Corp. SA                                                        20,566     10,446             0.0%
*                 Lubelski Wegiel Bogdanka SA                                         2,399     44,885             0.0%
                  Netia SA                                                           56,147     63,687             0.0%
                  Newag SA                                                              625      2,848             0.0%
                  Orbis SA                                                            1,225     27,467             0.0%
                  Pfleiderer Grajewo SA                                                 800      9,165             0.0%
*                 PKP Cargo SA                                                        3,633     59,826             0.0%
*                 Polnord SA                                                          3,436      8,050             0.0%
*                 Rafako SA                                                           4,078      8,044             0.0%
                  Stalexport Autostrady SA                                           12,436     12,501             0.0%
                  Stalprodukt SA                                                        227     31,567             0.0%
*                 Tauron Polska Energia SA                                          163,069    138,309             0.1%
                  Trakcja SA                                                          3,837     16,203             0.0%
*                 Vistula Group SA                                                   28,150     23,298             0.0%
                  Warsaw Stock Exchange                                                 370      4,329             0.0%
*                 Zespol Elektrowni Patnow Adamow Konin SA                            3,168     14,208             0.0%
                                                                                            ---------- ---------------
TOTAL POLAND                                                                                 1,608,243             0.4%
                                                                                            ---------- ---------------
PORTUGAL -- (0.2%)
                  Altri SGPS SA                                                       4,007     18,711             0.0%
*                 Banco Comercial Portugues SA Class R                              608,848    136,024             0.0%
                  EDP Renovaveis SA                                                  26,435    201,451             0.1%
                  Mota-Engil SGPS SA                                                 21,037     53,494             0.0%
                  Navigator Co. SA (The)                                             10,377     43,907             0.0%
                  Semapa-Sociedade de Investimento e Gestao                           2,980     46,743             0.0%
                  Sonae Capital SGPS SA                                              15,124     14,017             0.0%
*                 Sonae SGPS SA                                                     157,338    161,434             0.1%
                                                                                            ---------- ---------------
TOTAL PORTUGAL                                                                                 675,781             0.2%
                                                                                            ---------- ---------------
SINGAPORE -- (0.8%)
                  Accordia Golf Trust                                               114,000     60,775             0.0%
*                 Banyan Tree Holdings, Ltd.                                         47,800     18,331             0.0%
                  Boustead Singapore, Ltd.                                           18,300     11,658             0.0%
#                 Bukit Sembawang Estates, Ltd.                                      24,500    104,887             0.1%
                  Centurion Corp., Ltd.                                              33,600     10,467             0.0%
                  China Aviation Oil Singapore Corp., Ltd.                           10,400     12,052             0.0%
                  Chip Eng Seng Corp., Ltd.                                          72,300     38,233             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
SINGAPORE -- (Continued)
#*                COSCO Shipping International Singapore Co,. Ltd.                     82,000 $ 16,747             0.0%
                  CSE Global, Ltd.                                                     76,400   28,442             0.0%
                  Elec & Eltek International Co., Ltd.                                  8,300   12,129             0.0%
*                 Ezion Holdings, Ltd.                                                327,060   70,040             0.0%
#*                Ezra Holdings, Ltd.                                                 522,200    4,111             0.0%
                  Far East Orchard, Ltd.                                               37,800   44,149             0.0%
                  Food Empire Holdings, Ltd.                                           46,100   18,151             0.0%
                  Fragrance Group, Ltd.                                                90,400   10,826             0.0%
                  Frasers Centrepoint, Ltd.                                            29,600   40,239             0.0%
                  Golden Agri-Resources, Ltd.                                         825,800  212,444             0.1%
                  GuocoLand, Ltd.                                                      31,600   41,285             0.0%
                  Hi-P International, Ltd.                                             35,500   17,542             0.0%
                  Ho Bee Land, Ltd.                                                    50,700   88,472             0.1%
                  Hong Fok Corp., Ltd.                                                 59,290   34,438             0.0%
                  Hong Leong Asia, Ltd.                                                30,900   24,692             0.0%
                  Hong Leong Finance, Ltd.                                              6,800   13,635             0.0%
                  Hotel Grand Central, Ltd.                                            21,600   22,102             0.0%
                  Hutchison Port Holdings Trust                                       765,600  309,936             0.1%
                  Hyflux, Ltd.                                                         66,200   26,294             0.0%
                  Indofood Agri Resources, Ltd.                                        72,700   25,404             0.0%
*                 KrisEnergy, Ltd.                                                     76,100    8,537             0.0%
                  KSH Holdings, Ltd.                                                   37,800   23,403             0.0%
                  Lian Beng Group, Ltd.                                                28,800   12,379             0.0%
                  Mandarin Oriental International, Ltd.                                 8,000   11,432             0.0%
                  Midas Holdings, Ltd.                                                229,800   37,002             0.0%
*                 Nam Cheong, Ltd.                                                    135,500    1,645             0.0%
*                 Noble Group, Ltd.                                                 1,448,400  148,044             0.1%
                  NSL, Ltd.                                                            17,700   18,627             0.0%
                  OUE, Ltd.                                                            38,100   55,883             0.0%
                  Pacc Offshore Services Holdings, Ltd.                                41,200    9,739             0.0%
*                 Raffles Education Corp., Ltd.                                       105,800   15,149             0.0%
                  RHT Health Trust                                                     79,000   53,451             0.0%
*                 Rowsley, Ltd.                                                       115,400    7,091             0.0%
                  SembCorp Industries, Ltd.                                            97,000  210,171             0.1%
                  SembCorp Marine, Ltd.                                                42,100   49,009             0.0%
                  SHS Holdings, Ltd.                                                   60,200   10,335             0.0%
*                 SIIC Environment Holdings, Ltd.                                     135,000   51,212             0.0%
                  Sinarmas Land, Ltd.                                                 163,500   53,224             0.0%
#                 Sino Grandness Food Industry Group, Ltd.                             87,708   15,049             0.0%
                  Stamford Land Corp., Ltd.                                            17,400    6,681             0.0%
                  Sunningdale Tech, Ltd.                                               16,960   20,607             0.0%
*                 Swiber Holdings, Ltd.                                                92,600    2,711             0.0%
*                 Tat Hong Holdings, Ltd.                                              50,300   14,386             0.0%
                  Tuan Sing Holdings, Ltd.                                            132,600   30,944             0.0%
                  UMS Holdings, Ltd.                                                   35,000   23,907             0.0%
                  United Engineers, Ltd.                                               71,900  148,056             0.1%
                  United Industrial Corp., Ltd.                                        30,700   69,430             0.0%
                  UOB-Kay Hian Holdings, Ltd.                                          22,500   22,718             0.0%
                  UOL Group, Ltd.                                                      72,400  374,992             0.1%
                  Venture Corp., Ltd.                                                   1,600   13,964             0.0%
                  Vibrant Group, Ltd.                                                  63,700   17,584             0.0%
                  Wee Hur Holdings, Ltd.                                               60,800   10,448             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
SINGAPORE -- (Continued)
                  Wheelock Properties Singapore, Ltd.                                38,200 $   50,955             0.0%
                  Wing Tai Holdings, Ltd.                                            53,900     72,870             0.0%
                                                                                            ---------- ---------------
TOTAL SINGAPORE                                                                              2,989,116             0.8%
                                                                                            ---------- ---------------
SOUTH AFRICA -- (1.9%)
                  Adcock Ingram Holdings, Ltd.                                        5,786     25,920             0.0%
                  Adcorp Holdings, Ltd.                                              21,940     22,462             0.0%
                  Aeci, Ltd.                                                         22,266    192,987             0.1%
                  African Oxygen, Ltd.                                               14,955     22,257             0.0%
                  African Rainbow Minerals, Ltd.                                     21,802    137,820             0.0%
                  Alexander Forbes Group Holdings, Ltd.                             120,000     57,885             0.0%
*                 Allied Electronics Corp., Ltd. Class A                             21,695     16,260             0.0%
                  Alviva Holdings, Ltd.                                              23,869     37,621             0.0%
                  AngloGold Ashanti, Ltd. Sponsored ADR                              47,956    548,137             0.2%
*                 ArcelorMittal South Africa, Ltd.                                   94,776     53,220             0.0%
                  Ascendis Health, Ltd.                                              22,494     41,995             0.0%
                  Astral Foods, Ltd.                                                  6,825     79,322             0.0%
*                 Aveng, Ltd.                                                        60,396     25,772             0.0%
                  Barloworld, Ltd.                                                   42,324    381,260             0.1%
                  Blue Label Telecoms, Ltd.                                          75,147     95,378             0.0%
                  Caxton and CTP Publishers and Printers, Ltd.                        3,840      3,405             0.0%
                  Clover Industries, Ltd.                                            29,086     35,366             0.0%
*                 Consolidated Infrastructure Group, Ltd.                            13,876     18,881             0.0%
                  DataTec, Ltd.                                                      65,242    283,774             0.1%
                  Distell Group, Ltd.                                                 1,465     14,738             0.0%
                  DRDGOLD, Ltd.                                                      57,915     22,588             0.0%
                  EOH Holdings, Ltd.                                                  4,536     48,026             0.0%
                  Exxaro Resources, Ltd.                                             28,501    242,469             0.1%
                  Foschini Group, Ltd. (The)                                          7,326     87,470             0.0%
                  Gold Fields, Ltd. Sponsored ADR                                   117,597    382,190             0.1%
                  Grand Parade Investments, Ltd.                                     33,085      9,016             0.0%
*                 Grindrod, Ltd.                                                     89,727     80,714             0.0%
                  Group Five, Ltd.                                                   22,334     26,091             0.0%
                  Harmony Gold Mining Co., Ltd.                                      11,394     24,672             0.0%
                  Harmony Gold Mining Co., Ltd. Sponsored ADR                        39,848     86,869             0.0%
                  Holdsport, Ltd.                                                     6,202     29,379             0.0%
                  Hudaco Industries, Ltd.                                             5,065     51,576             0.0%
                  Hulamin, Ltd.                                                      20,234     10,488             0.0%
*                 Impala Platinum Holdings, Ltd.                                     95,741    307,214             0.1%
                  Imperial Holdings, Ltd.                                            27,601    349,085             0.1%
                  Investec, Ltd.                                                      5,036     37,788             0.0%
                  Invicta Holdings, Ltd.                                              9,305     38,097             0.0%
                  KAP Industrial Holdings, Ltd.                                     208,398    146,003             0.1%
*                 Kumba Iron Ore, Ltd.                                                4,605     59,867             0.0%
                  Lewis Group, Ltd.                                                  25,191     71,324             0.0%
                  Liberty Holdings, Ltd.                                             19,795    159,616             0.1%
                  Merafe Resources, Ltd.                                            210,616     26,135             0.0%
                  Metair Investments, Ltd.                                           30,843     52,821             0.0%
                  MMI Holdings, Ltd.                                                178,154    310,943             0.1%
                  Mpact, Ltd.                                                        33,353     77,257             0.0%
                  Murray & Roberts Holdings, Ltd.                                    71,825     75,299             0.0%
*                 Nampak, Ltd.                                                       86,016    115,203             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
SOUTH AFRICA -- (Continued)
*                 Northam Platinum, Ltd.                                             49,443 $  183,620             0.1%
                  Omnia Holdings, Ltd.                                               11,764    140,211             0.1%
                  Peregrine Holdings, Ltd.                                           26,153     51,950             0.0%
*                 PPC, Ltd.                                                         249,095    116,708             0.0%
                  Raubex Group, Ltd.                                                 28,364     51,148             0.0%
                  RCL Foods, Ltd.                                                    23,082     24,840             0.0%
                  Reunert, Ltd.                                                      29,519    156,317             0.1%
*                 Royal Bafokeng Platinum, Ltd.                                      12,134     32,056             0.0%
                  Santam, Ltd.                                                          690     12,762             0.0%
                  Sappi, Ltd.                                                        81,287    603,671             0.2%
                  Sibanye Gold, Ltd.                                                 68,192    137,028             0.0%
*                 Super Group, Ltd.                                                  66,836    183,878             0.1%
                  Telkom SA SOC, Ltd.                                                46,155    258,307             0.1%
                  Tongaat Hulett, Ltd.                                               18,967    171,236             0.1%
                  Transaction Capital, Ltd.                                          28,240     30,986             0.0%
                  Trencor, Ltd.                                                      33,680    101,403             0.0%
                  Tsogo Sun Holdings, Ltd.                                           23,481     44,235             0.0%
                  Wilson Bayly Holmes-Ovcon, Ltd.                                     8,483     90,724             0.0%
                                                                                            ---------- ---------------
TOTAL SOUTH AFRICA                                                                           7,413,740             2.0%
                                                                                            ---------- ---------------
SOUTH KOREA -- (4.5%)
#*                Actoz Soft Co., Ltd.                                                1,531     26,296             0.0%
                  Ahn-Gook Pharmaceutical Co., Ltd.                                   2,130     22,819             0.0%
*                 AJ Rent A Car Co., Ltd.                                             2,448     24,733             0.0%
                  AK Holdings, Inc.                                                     665     37,666             0.0%
*                 Amotech Co., Ltd.                                                   1,619     34,366             0.0%
                  Anapass, Inc.                                                       2,017     23,128             0.0%
                  Asia Cement Co., Ltd.                                                 286     20,389             0.0%
                  ASIA Holdings Co., Ltd.                                               180     15,532             0.0%
                  Asia Paper Manufacturing Co., Ltd.                                    872     15,317             0.0%
*                 Asiana Airlines, Inc.                                              15,989     63,249             0.0%
                  Autech Corp.                                                        2,921     28,472             0.0%
                  Avaco Co., Ltd.                                                     1,548      8,476             0.0%
                  Binggrae Co., Ltd.                                                    997     60,118             0.0%
                  Bluecom Co., Ltd.                                                   2,360     22,986             0.0%
                  BNK Financial Group, Inc.                                          47,025    394,386             0.1%
#*                Bohae Brewery Co., Ltd.                                            20,618     22,352             0.0%
                  Bookook Securities Co., Ltd.                                          685     11,282             0.0%
*                 Bubang Co., Ltd.                                                    6,098     21,627             0.0%
                  Busan City Gas Co., Ltd.                                              417     12,752             0.0%
                  BYC Co., Ltd.                                                          48     15,694             0.0%
                  Byucksan Corp.                                                      5,737     19,311             0.0%
#*                Capro Corp.                                                         5,965     40,001             0.0%
                  Changhae Ethanol Co., Ltd.                                          1,227     19,509             0.0%
*                 China Great Star International, Ltd.                                1,244      1,579             0.0%
                  Chinyang Holdings Corp.                                             5,979     17,233             0.0%
                  Chokwang Paint, Ltd.                                                2,096     20,402             0.0%
                  Chongkundang Holdings Corp.                                           301     18,122             0.0%
                  Chosun Refractories Co., Ltd.                                         264     20,439             0.0%
                  Chungdahm Learning, Inc.                                            1,231     19,722             0.0%
                  CJ Hellovision Co., Ltd.                                            4,375     36,241             0.0%
                  CJ O Shopping Co., Ltd.                                               464     77,871             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
SOUTH KOREA -- (Continued)
                  CKD Bio Corp.                                                        780 $ 15,508             0.0%
                  Cosmax BTI, Inc.                                                   1,055   32,531             0.0%
                  CS Wind Corp.                                                      1,031   17,561             0.0%
                  Dae Dong Industrial Co., Ltd.                                      1,833   10,578             0.0%
                  Dae Won Kang Up Co., Ltd.                                          3,375   13,910             0.0%
*                 Dae Young Packaging Co., Ltd.                                     25,156   21,493             0.0%
                  Dae-Il Corp.                                                       1,815   16,336             0.0%
                  Daeduck Electronics Co.                                            5,565   45,370             0.0%
                  Daeduck GDS Co., Ltd.                                              4,401   57,947             0.0%
                  Daehan Steel Co., Ltd.                                             2,678   23,871             0.0%
                  Daelim B&Co Co., Ltd.                                              2,575   17,583             0.0%
                  Daelim Industrial Co., Ltd.                                        5,179  365,326             0.1%
                  Daeryuk Can Co., Ltd.                                              2,788   17,575             0.0%
                  Daesang Corp.                                                      3,457   72,145             0.0%
                  Daesang Holdings Co., Ltd.                                         1,861   15,899             0.0%
*                 Daewon Cable Co., Ltd.                                            14,140   15,816             0.0%
                  Daewon San Up Co., Ltd.                                            3,013   18,339             0.0%
*                 Daewoo Shipbuilding & Marine Engineering Co., Ltd.                16,524   24,396             0.0%
                  Daewoong Co., Ltd.                                                   424   23,959             0.0%
                  Daishin Securities Co., Ltd.                                       6,759   73,252             0.0%
                  Dayou Automotive Seat Technology Co., Ltd.                        14,013   18,220             0.0%
                  DGB Financial Group, Inc.                                         31,798  325,056             0.1%
                  Digital Chosun Co., Ltd.                                          10,075   21,018             0.0%
                  Digital Power Communications Co., Ltd.                             4,510   16,635             0.0%
                  Dong Ah Tire & Rubber Co., Ltd.                                    1,715   37,527             0.0%
                  Dong-A Socio Holdings Co., Ltd.                                      439   56,662             0.0%
                  Dong-A ST Co., Ltd.                                                  470   38,699             0.0%
                  Dong-Il Corp.                                                        394   19,808             0.0%
*                 DONGBU Co., Ltd.                                                  22,287   14,039             0.0%
*                 Dongbu Corp.                                                       1,365   14,365             0.0%
                  Dongbu Insurance Co., Ltd.                                         6,227  371,845             0.1%
*                 Dongbu Securities Co., Ltd.                                        3,758   12,110             0.0%
                  Dongil Industries Co., Ltd.                                          228   15,282             0.0%
                  Dongkuk Industries Co., Ltd.                                       3,625   14,581             0.0%
                  Dongkuk Steel Mill Co., Ltd.                                      10,163   98,900             0.1%
                  Dongkuk Structures & Construction Co., Ltd                         3,652   21,272             0.0%
                  DONGSUNG Corp.                                                     3,840   20,032             0.0%
                  Dongsung Finetec Co., Ltd.                                         2,245   13,694             0.0%
                  Dongwha Enterprise Co., Ltd.                                         565   16,109             0.0%
                  Dongwha Pharm Co., Ltd.                                            2,476   20,004             0.0%
                  Dongwon Development Co., Ltd.                                     12,293   49,474             0.0%
                  Dongwon F&B Co., Ltd.                                                151   33,962             0.0%
                  Dongwon Industries Co., Ltd.                                         182   54,001             0.0%
                  Dongyang E&P, Inc.                                                 1,094   13,162             0.0%
                  Doosan Corp.                                                         349   29,796             0.0%
*                 Doosan Engine Co., Ltd.                                            4,222   14,055             0.0%
                  Doosan Heavy Industries & Construction Co., Ltd.                   2,268   46,274             0.0%
*                 Doosan Infracore Co., Ltd.                                         8,367   69,201             0.0%
                  DRB Holding Co., Ltd.                                              2,082   19,835             0.0%
#                 DSR Wire Corp.                                                     3,362   27,110             0.0%
                  DY Corp.                                                           2,973   18,198             0.0%
                  e Tec E&C, Ltd.                                                      158   20,112             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
SOUTH KOREA -- (Continued)
                  e-LITECOM Co., Ltd.                                                1,501 $ 12,670             0.0%
                  Eagon Industrial, Ltd.                                             1,585   14,196             0.0%
                  Easy Bio, Inc.                                                     8,678   48,163             0.0%
*                 EcoBio Holdings Co., Ltd.                                          2,465   18,334             0.0%
                  Elentec Co., Ltd.                                                  4,044   21,521             0.0%
                  EM-Tech Co., Ltd.                                                  2,349   24,241             0.0%
                  Eugene Corp.                                                       5,400   27,909             0.0%
*                 Eugene Investment & Securities Co., Ltd.                          10,226   27,158             0.0%
                  Eusu Holdings Co., Ltd.                                            2,480   15,237             0.0%
                  EVERDIGM Corp.                                                     1,537   13,420             0.0%
                  F&F Co., Ltd.                                                      1,301   30,791             0.0%
*                 FarmStory Co., Ltd.                                               13,834   18,405             0.0%
                  Feelux Co., Ltd.                                                   6,238   21,892             0.0%
*                 Gamevil, Inc.                                                        643   42,293             0.0%
                  Gaon Cable Co., Ltd.                                                 585   12,353             0.0%
                  Geumhwa PSC Co., Ltd.                                                414   13,295             0.0%
                  GOLFZONNEWDIN Co., Ltd.                                            3,262   16,300             0.0%
*                 GS Global Corp.                                                    6,392   18,356             0.0%
                  GS Holdings Corp.                                                  7,295  379,706             0.1%
                  Gwangju Shinsegae Co., Ltd.                                           56   12,623             0.0%
*                 Halla Corp.                                                        2,965   11,804             0.0%
                  Halla Holdings Corp.                                               1,649   87,795             0.1%
                  Han Kuk Carbon Co., Ltd.                                           5,087   29,754             0.0%
                  Handok, Inc.                                                         864   17,593             0.0%
                  Handsome Co., Ltd.                                                 2,241   61,748             0.0%
                  Hanil Cement Co., Ltd.                                               478   49,123             0.0%
*                 Hanjin Heavy Industries & Construction Co., Ltd.                  14,878   44,141             0.0%
*                 Hanjin Heavy Industries & Construction Holdings Co., Ltd.          3,532   15,956             0.0%
*                 Hanjin Kal Corp.                                                   8,494  150,963             0.1%
                  Hanjin Transportation Co., Ltd.                                    1,442   38,485             0.0%
                  Hankuk Paper Manufacturing Co., Ltd.                                 784   20,526             0.0%
                  Hansae Yes24 Holdings Co., Ltd.                                    1,461   12,883             0.0%
                  Hanshin Construction                                               1,594   25,710             0.0%
*                 Hansol Holdings Co., Ltd.                                          6,936   38,632             0.0%
*                 Hansol HomeDeco Co., Ltd.                                          8,230   11,994             0.0%
                  Hansol Paper Co., Ltd.                                             2,443   40,555             0.0%
*                 Hansol Technics Co., Ltd.                                          1,825   24,502             0.0%
                  Hanwha Chemical Corp.                                             17,380  383,706             0.1%
                  Hanwha Corp.                                                       7,929  278,166             0.1%
                  Hanwha General Insurance Co., Ltd.                                 6,535   42,539             0.0%
*                 Hanwha Investment & Securities Co., Ltd.                          27,317   61,367             0.0%
                  Hanyang Eng Co., Ltd.                                              3,073   31,695             0.0%
                  Harim Co., Ltd.                                                    5,009   24,627             0.0%
                  Harim Holdings Co., Ltd.                                           5,448   19,158             0.0%
#                 Heung-A Shipping Co., Ltd.                                        16,662   25,118             0.0%
                  Hitejinro Holdings Co., Ltd.                                       1,504   14,668             0.0%
                  HMC Investment Securities Co., Ltd.                                4,374   41,317             0.0%
                  HS R&A Co., Ltd.                                                     629   22,691             0.0%
                  Humax Co., Ltd.                                                    2,411   25,204             0.0%
                  Huons Global Co., Ltd.                                               889   26,100             0.0%
                  Husteel Co., Ltd.                                                    923   13,177             0.0%
                  Huvis Corp.                                                        2,628   17,476             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
SOUTH KOREA -- (Continued)
                  Hwa Shin Co., Ltd.                                                 3,479 $ 18,759             0.0%
                  Hwangkum Steel & Technology Co., Ltd.                              2,211   16,506             0.0%
                  HwaSung Industrial Co., Ltd.                                       1,115   14,384             0.0%
                  Hy-Lok Corp.                                                       1,190   23,412             0.0%
                  Hyosung Corp.                                                      3,099  391,410             0.1%
                  Hyundai BNG Steel Co., Ltd.                                          909   10,126             0.0%
                  Hyundai Corp.                                                      1,315   24,138             0.0%
                  Hyundai Department Store Co., Ltd.                                 2,864  272,003             0.1%
                  Hyundai Engineering & Construction Co., Ltd.                      11,140  474,521             0.2%
                  Hyundai Engineering Plastics Co., Ltd.                             2,556   17,642             0.0%
                  Hyundai Hy Communications & Networks Co., Ltd.                     7,263   24,948             0.0%
                  Hyundai Marine & Fire Insurance Co., Ltd.                         11,286  363,465             0.1%
                  Hyundai Wia Corp.                                                  2,777  158,312             0.1%
                  I Controls, Inc.                                                     557   14,763             0.0%
*                 IHQ, Inc.                                                         14,886   22,919             0.0%
                  Iljin Electric Co., Ltd.                                           2,455   10,552             0.0%
                  Iljin Holdings Co., Ltd.                                           3,429   14,139             0.0%
                  Ilshin Spinning Co., Ltd.                                            195   20,215             0.0%
                  iMarketKorea, Inc.                                                 2,293   26,779             0.0%
*                 Insun ENT Co., Ltd.                                                4,199   22,576             0.0%
                  Intelligent Digital Integrated Security Co., Ltd.                  1,158    9,302             0.0%
                  Interpark Holdings Corp.                                          10,966   51,728             0.0%
                  ISU Chemical Co., Ltd.                                             1,279   19,215             0.0%
                  IsuPetasys Co., Ltd.                                               5,166   21,186             0.0%
                  JB Financial Group Co., Ltd.                                      21,238  112,743             0.1%
                  KAON Media Co., Ltd.                                               1,968   20,394             0.0%
                  KB Capital Co., Ltd.                                               2,431   58,055             0.0%
                  KB Insurance Co., Ltd.                                             6,873  197,417             0.1%
                  KC Green Holdings Co., Ltd.                                        1,848   11,410             0.0%
                  KCC Engineering & Construction Co., Ltd.                           1,945   14,345             0.0%
                  Keyang Electric Machinery Co., Ltd.                                5,858   28,179             0.0%
                  KG Chemical Corp.                                                  1,692   20,366             0.0%
                  KG Eco Technology Service Co., Ltd.                                6,425   18,575             0.0%
                  KH Vatec Co., Ltd.                                                 3,355   37,280             0.0%
                  KISCO Corp.                                                          486   16,012             0.0%
                  KISCO Holdings Co., Ltd.                                             274   15,429             0.0%
                  KISWIRE, Ltd.                                                      1,003   33,299             0.0%
                  KIWOOM Securities Co., Ltd.                                        1,653  114,730             0.1%
*                 KleanNara Co., Ltd.                                                4,228   19,860             0.0%
*                 KMH Co., Ltd.                                                      2,719   19,397             0.0%
                  Kodaco Co., Ltd.                                                   9,455   27,899             0.0%
                  Kolao Holdings                                                     3,260   19,152             0.0%
                  Kolon Corp.                                                        1,047   57,443             0.0%
                  Kolon Global Corp.                                                   710    8,392             0.0%
                  Kolon Industries, Inc.                                             2,411  144,830             0.1%
*                 KONA I Co., Ltd.                                                   3,068   26,141             0.0%
                  Korea Autoglass Corp.                                                707   10,402             0.0%
                  Korea Cast Iron Pipe Industries Co., Ltd.                          2,203   17,864             0.0%
                  Korea Circuit Co., Ltd.                                            1,872   21,779             0.0%
                  Korea Electric Terminal Co., Ltd.                                    632   39,497             0.0%
                  Korea Investment Holdings Co., Ltd.                                6,235  280,900             0.1%
*                 Korea Line Corp.                                                   2,607   55,241             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
SOUTH KOREA -- (Continued)
                  Korea Petrochemical Ind Co., Ltd.                                    499 $103,597             0.1%
*                 Korean Air Lines Co., Ltd.                                         6,520  175,366             0.1%
                  Korean Reinsurance Co.                                            15,654  155,377             0.1%
                  Kortek Corp.                                                       2,019   26,236             0.0%
                  KPX Chemical Co., Ltd.                                               288   15,485             0.0%
                  KSS LINE, Ltd.                                                     2,670   19,813             0.0%
*                 KT Hitel Co., Ltd.                                                 2,856   17,669             0.0%
*                 KTB Investment & Securities Co., Ltd.                             11,121   31,754             0.0%
                  KTCS Corp.                                                         8,880   19,968             0.0%
                  Ktis Corp.                                                         4,865   15,226             0.0%
                  Kukdo Chemical Co., Ltd.                                             389   16,410             0.0%
                  Kumho Industrial Co., Ltd.                                         2,460   20,216             0.0%
#                 Kumho Petrochemical Co., Ltd.                                      1,518  101,427             0.1%
*                 Kumho Tire Co., Inc.                                              16,892  119,426             0.1%
                  Kumkang Kind Co., Ltd.                                               610   20,124             0.0%
                  Kwang Dong Pharmaceutical Co., Ltd.                                6,906   53,509             0.0%
*                 Kwang Myung Electric Co., Ltd.                                    11,132   28,787             0.0%
                  Kwangju Bank                                                       4,097   42,449             0.0%
*                 Kyeryong Construction Industrial Co., Ltd.                           629    9,718             0.0%
                  Kyobo Securities Co., Ltd.                                         6,572   55,150             0.0%
                  Kyung-In Synthetic Corp.                                           2,605   10,168             0.0%
                  Kyungbang, Ltd.                                                    1,708   22,056             0.0%
                  Kyungchang Industrial Co., Ltd.                                    2,837   12,326             0.0%
                  Kyungdong Pharm Co., Ltd.                                          1,159   19,147             0.0%
                  LEADCORP, Inc. (The)                                               1,341    8,424             0.0%
                  LF Corp.                                                           4,056   88,887             0.1%
                  LG Hausys, Ltd.                                                      828   72,723             0.0%
                  LG Innotek Co., Ltd.                                               2,076  239,737             0.1%
                  LG International Corp.                                             4,270  121,878             0.1%
                  Lock&Lock Co., Ltd.                                                2,151   26,914             0.0%
                  Lotte Chilsung Beverage Co., Ltd.                                    104  153,390             0.1%
                  LOTTE Fine Chemical Co., Ltd.                                      2,978  100,742             0.1%
                  Lotte Food Co., Ltd.                                                  81   45,645             0.0%
                  LOTTE Himart Co., Ltd.                                             1,899   91,777             0.1%
                  Lotte Non-Life Insurance Co., Ltd.                                 9,355   22,198             0.0%
                  LS Corp.                                                           2,748  157,243             0.1%
                  LS Industrial Systems Co., Ltd.                                    2,433  108,556             0.1%
*                 Lumens Co., Ltd.                                                   6,649   21,193             0.0%
                  Maeil Dairy Industry Co., Ltd.                                     1,109   52,629             0.0%
                  Mando Corp.                                                          828  167,370             0.1%
                  MegaStudy Co., Ltd.                                                  162    4,570             0.0%
                  Meritz Financial Group, Inc.                                       7,307   81,513             0.1%
                  Meritz Fire & Marine Insurance Co., Ltd.                          10,266  159,639             0.1%
                  Meritz Securities Co., Ltd.                                       36,213  131,313             0.1%
                  Mi Chang Oil Industrial Co., Ltd.                                    239   18,227             0.0%
                  Mirae Asset Life Insurance Co., Ltd.                               8,763   42,993             0.0%
#                 MK Electron Co., Ltd.                                              2,558   19,522             0.0%
*                 MNTech Co., Ltd.                                                   3,037   16,292             0.0%
                  Moorim P&P Co., Ltd.                                               1,906    6,931             0.0%
                  Muhak Co., Ltd.                                                    2,034   41,145             0.0%
                  Namhae Chemical Corp.                                              2,942   23,724             0.0%
*                 Namsun Aluminum Co., Ltd.                                         20,720   22,649             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
SOUTH KOREA -- (Continued)
                  Namyang Dairy Products Co., Ltd.                                      64 $ 48,779             0.0%
*                 Neowiz                                                             2,253   23,152             0.0%
*                 NEPES Corp.                                                        3,642   31,029             0.0%
                  Nexen Corp.                                                        2,860   20,724             0.0%
                  Nexen Tire Corp.                                                   5,166   61,952             0.0%
                  NH Investment & Securities Co., Ltd.                              26,389  305,642             0.1%
                  NICE Holdings Co., Ltd.                                            2,721   45,879             0.0%
*                 NK Co., Ltd.                                                      11,590   20,249             0.0%
                  Nong Shim Holdings Co., Ltd.                                         228   21,641             0.0%
*                 Nong Woo Bio Co., Ltd.                                             1,968   30,327             0.0%
                  NOROO Paint & Coatings Co., Ltd.                                   2,353   16,823             0.0%
                  NS Shopping Co., Ltd.                                                193   28,834             0.0%
#                 OCI Co., Ltd.                                                      3,119  216,094             0.1%
*                 Pan Ocean Co., Ltd.                                               12,173   55,658             0.0%
                  Paradise Co., Ltd.                                                 6,397   79,169             0.0%
                  Partron Co., Ltd.                                                  3,821   36,557             0.0%
*                 Paru Co., Ltd.                                                     6,180   17,531             0.0%
                  POSCO Chemtech Co., Ltd.                                           2,120   26,814             0.0%
                  POSCO Coated & Color Steel Co., Ltd.                                 534   14,567             0.0%
                  Posco Daewoo Corp.                                                 4,008   84,452             0.1%
*                 Power Logics Co., Ltd.                                             6,041   27,983             0.0%
                  Protec Co., Ltd.                                                   2,493   33,297             0.0%
                  PSK, Inc.                                                          1,920   23,446             0.0%
                  Pyeong Hwa Automotive Co., Ltd.                                    2,380   28,434             0.0%
*                 RFTech Co., Ltd.                                                   2,522   14,727             0.0%
*                 S&T Dynamics Co., Ltd.                                             4,103   32,341             0.0%
                  S&T Holdings Co., Ltd.                                             1,872   25,814             0.0%
                  S&T Motiv Co., Ltd.                                                1,605   63,461             0.0%
                  Sajo Industries Co., Ltd.                                            398   24,229             0.0%
                  SAMHWA Paints Industrial Co., Ltd.                                 1,801   13,773             0.0%
                  Samick Musical Instruments Co., Ltd.                               8,471   16,175             0.0%
*                 Samji Electronics Co., Ltd.                                        2,577   20,067             0.0%
                  Samkwang Glass                                                       234   12,153             0.0%
                  Sammok S-Form Co., Ltd.                                            1,638   19,683             0.0%
*                 SAMPYO Cement Co., Ltd.                                            3,745   12,437             0.0%
                  Samsung Securities Co., Ltd.                                      11,380  345,527             0.1%
                  SAMT Co., Ltd.                                                     8,669   16,509             0.0%
                  Samyang Corp.                                                        557   47,113             0.0%
                  Samyang Holdings Corp.                                               613   68,100             0.0%
                  Samyang Tongsang Co., Ltd.                                           466   22,482             0.0%
                  Sangsin Brake                                                      2,584   15,368             0.0%
                  SBS Contents Hub Co., Ltd.                                         1,389   10,357             0.0%
                  SBS Media Holdings Co., Ltd.                                       7,692   19,327             0.0%
                  Seah Besteel Corp.                                                 2,858   70,074             0.0%
                  SeAH Holdings Corp.                                                   54    6,501             0.0%
                  SeAH Steel Corp.                                                     584   49,806             0.0%
                  Sebang Co., Ltd.                                                   2,364   32,164             0.0%
                  Sebang Global Battery Co., Ltd.                                    1,125   37,070             0.0%
                  Sejong Industrial Co., Ltd.                                          985    8,118             0.0%
                  Sekonix Co., Ltd.                                                  2,060   31,935             0.0%
                  Sempio Co.                                                           717   23,403             0.0%
                  Sempio Foods Co.                                                       7      227             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
SOUTH KOREA -- (Continued)
                  Seohan Co., Ltd.                                                   8,165 $ 19,533             0.0%
                  Seohee Construction Co., Ltd.                                     28,436   32,727             0.0%
                  Seoul Semiconductor Co., Ltd.                                      4,401   72,650             0.0%
                  SEOWONINTECH Co., Ltd.                                             2,304   23,975             0.0%
                  Seoyon Co., Ltd.                                                   1,670   14,817             0.0%
*                 SFA Semicon Co, Ltd.                                              10,919   22,712             0.0%
*                 SG&G Corp.                                                         5,902   20,200             0.0%
*                 Shin Poong Pharmaceutical Co., Ltd.                                5,587   30,987             0.0%
                  Shinsegae Engineering & Construction Co., Ltd.                       576   18,269             0.0%
                  Shinsegae Information & Communication Co., Ltd.                      224   14,734             0.0%
                  Shinsegae International, Inc.                                        261   16,768             0.0%
                  Shinsegae, Inc.                                                    1,285  230,945             0.1%
*                 Shinsung Tongsang Co., Ltd.                                       10,979   11,378             0.0%
                  Shinwha Intertek Corp.                                             5,026   17,730             0.0%
*                 Signetics Corp.                                                   17,512   20,915             0.0%
                  Silicon Works Co., Ltd.                                            1,092   28,097             0.0%
                  SIMPAC, Inc.                                                       4,120   17,867             0.0%
                  SK Gas, Ltd.                                                         881   90,901             0.1%
                  SK Networks Co., Ltd.                                             21,936  154,278             0.1%
                  SKC Co., Ltd.                                                      3,791   95,386             0.1%
                  SL Corp.                                                           1,669   26,542             0.0%
                  Songwon Industrial Co., Ltd.                                       2,765   43,704             0.0%
                  Ssangyong Cement Industrial Co., Ltd.                              4,579   53,631             0.0%
*                 Ssangyong Information & Communication                                716    1,374             0.0%
*                 Ssangyong Motor Co.                                                6,329   41,937             0.0%
                  Sunchang Corp.                                                     2,242   21,083             0.0%
                  Sung Bo Chemicals Co., Ltd.                                        3,534   19,414             0.0%
                  Sung Kwang Bend Co., Ltd.                                          2,928   27,123             0.0%
                  Sungchang Enterprise Holdings, Ltd.                                7,035   18,309             0.0%
                  Sungdo Engineering & Construction Co., Ltd.                        4,138   23,448             0.0%
*                 Sungshin Cement Co., Ltd.                                          2,254   13,806             0.0%
                  Sungwoo Hitech Co., Ltd.                                           7,474   48,660             0.0%
                  Taekwang Industrial Co., Ltd.                                         71   55,573             0.0%
*                 Taewoong Co., Ltd.                                                 2,295   52,895             0.0%
*                 Taeyoung Engineering & Construction Co., Ltd.                      5,609   31,133             0.0%
*                 Taihan Textile Co., Ltd.                                             136   10,658             0.0%
                  Tailim Packaging Co., Ltd.                                         6,164   16,647             0.0%
*                 TBH Global Co., Ltd.                                               2,501   17,657             0.0%
*                 TK Chemical Corp.                                                  7,026   11,885             0.0%
                  TK Corp.                                                           2,371   18,868             0.0%
#                 Tong Yang Moolsan Co., Ltd.                                       10,050   16,175             0.0%
                  Tongyang Life Insurance Co., Ltd.                                  6,508   57,396             0.0%
                  Tongyang, Inc.                                                    37,837   71,531             0.0%
                  Top Engineering Co., Ltd.                                          3,622   23,157             0.0%
                  Tovis Co., Ltd.                                                    3,257   23,482             0.0%
                  TS Corp.                                                             620   13,891             0.0%
                  Ubiquoss Holdings, Inc.                                            1,614    9,495             0.0%
*                 Ubiquoss, Inc.                                                       515   10,785             0.0%
                  Uju Electronics Co., Ltd.                                            841   12,334             0.0%
                  Unid Co., Ltd.                                                       692   29,160             0.0%
                  Whanin Pharmaceutical Co., Ltd.                                    1,747   26,477             0.0%
*                 WillBes & Co. (The)                                                9,359   20,173             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SOUTH KOREA -- (Continued)
*                 Wonik Holdings Co., Ltd.                                            9,905 $    57,304             0.0%
*                 Woongjin Co., Ltd.                                                 12,662      24,664             0.0%
*                 Woongjin Thinkbig Co., Ltd.                                         2,729      21,170             0.0%
                  Y G-1 Co., Ltd.                                                     3,685      34,966             0.0%
*                 YeaRimDang Publishing Co., Ltd.                                     4,964      26,023             0.0%
                  YESCO Co., Ltd.                                                       680      22,016             0.0%
                  Yoosung Enterprise Co., Ltd.                                        3,930      15,642             0.0%
                  YooSung T&S Co., Ltd.                                               2,232       9,366             0.0%
                  Youlchon Chemical Co., Ltd.                                         2,408      28,146             0.0%
                  Young Poong Corp.                                                      57      47,262             0.0%
                  Youngone Holdings Co., Ltd.                                           806      37,639             0.0%
*                 Yuanta Securities Korea Co., Ltd.                                  16,913      50,306             0.0%
                  Zeus Co., Ltd.                                                      1,279      21,512             0.0%
                                                                                            ----------- ---------------
TOTAL SOUTH KOREA                                                                            17,357,060             4.6%
                                                                                            ----------- ---------------
SPAIN -- (1.6%)
                  Acciona SA                                                          5,919     488,321             0.1%
                  Acerinox SA                                                        21,943     305,674             0.1%
                  Adveo Group International SA                                        2,813      11,681             0.0%
                  Almirall SA                                                        10,222     184,556             0.1%
                  Applus Services SA                                                 13,807     173,076             0.1%
                  Azkoyen SA                                                          1,280       9,958             0.0%
                  Banco de Sabadell SA                                              912,089   1,754,314             0.5%
#*                Banco Popular Espanol SA                                          164,209     114,902             0.0%
                  Bankia SA                                                          21,381      25,960             0.0%
                  Bankinter SA                                                        5,816      51,198             0.0%
*                 Baron de Ley                                                          359      43,945             0.0%
                  Construcciones y Auxiliar de Ferrocarriles SA                       2,720     109,344             0.0%
*                 Deoleo SA                                                          72,355      14,606             0.0%
                  Ebro Foods SA                                                      10,660     238,096             0.1%
*                 eDreams ODIGEO SA                                                  16,683      57,572             0.0%
                  Elecnor SA                                                          6,480      70,607             0.0%
                  Enagas SA                                                           3,792      99,644             0.0%
                  Ence Energia y Celulosa SA                                         28,711     102,229             0.0%
*                 Ercros SA                                                          22,936      68,253             0.0%
                  Euskaltel SA                                                       12,893     130,843             0.0%
                  Fluidra SA                                                          8,053      50,895             0.0%
                  Grupo Catalana Occidente SA                                         5,810     225,352             0.1%
                  Iberpapel Gestion SA                                                1,348      44,218             0.0%
*                 Indra Sistemas SA                                                     769      10,522             0.0%
*                 Liberbank SA                                                       73,128      97,665             0.0%
                  Mapfre SA                                                         168,927     589,228             0.2%
                  Melia Hotels International SA                                      11,148     165,306             0.1%
                  Miquel y Costas & Miquel SA                                         2,200      68,052             0.0%
*                 NH Hotel Group SA                                                  39,185     202,670             0.1%
#                 Obrascon Huarte Lain SA                                            24,022     104,856             0.0%
                  Papeles y Cartones de Europa SA                                     8,250      61,925             0.0%
*                 Quabit Inmobiliaria SA                                              9,027      19,296             0.0%
*                 Sacyr SA                                                           66,336     165,945             0.1%
                  Saeta Yield SA                                                      6,493      64,110             0.0%
                  Tubacex SA                                                         23,482      74,761             0.0%
#*                Tubos Reunidos SA                                                  28,263      33,367             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SPAIN -- (Continued)
*                 Vocento SA                                                         8,686 $   15,216             0.0%
                                                                                           ---------- ---------------
TOTAL SPAIN                                                                                 6,048,163             1.6%
                                                                                           ---------- ---------------
SWEDEN -- (1.9%)
                  AAK AB                                                             2,826    202,263             0.1%
                  Acando AB                                                         13,144     47,603             0.0%
                  AddNode Group AB                                                   1,736     14,875             0.0%
                  AF AB Class B                                                      7,128    150,208             0.1%
                  Attendo AB                                                           720      7,356             0.0%
                  B&B Tools AB Class B                                               3,637     83,317             0.0%
*                 BE Group AB                                                        1,919     13,170             0.0%
                  Beijer Alma AB                                                     2,676     75,931             0.0%
#*                Beijer Electronics AB                                                915      4,337             0.0%
                  Beijer Ref AB                                                      4,230    106,666             0.0%
                  Betsson AB                                                        13,754    117,484             0.0%
                  Bilia AB Class A                                                   5,593    112,050             0.0%
                  BillerudKorsnas AB                                                23,421    375,212             0.1%
                  Biotage AB                                                         6,505     37,106             0.0%
                  Bjorn Borg AB                                                      2,840     11,505             0.0%
                  Bonava AB                                                          1,883     30,150             0.0%
                  Bonava AB Class B                                                  6,493    104,983             0.0%
                  Bulten AB                                                          3,216     45,779             0.0%
                  Byggmax Group AB                                                   6,821     45,993             0.0%
                  Cavotec SA                                                         3,092      9,348             0.0%
                  Clas Ohlson AB Class B                                             1,503     24,934             0.0%
                  Cloetta AB Class B                                                33,175    134,014             0.1%
*                 Collector AB                                                         926     10,211             0.0%
                  Com Hem Holding AB                                                14,358    178,646             0.1%
                  Concordia Maritime AB Class B                                      6,501     10,023             0.0%
                  Doro AB                                                            2,061     13,610             0.0%
                  Duni AB                                                            5,305     75,116             0.0%
                  Dustin Group AB                                                    4,759     39,344             0.0%
                  Elanders AB Class B                                                2,131     25,306             0.0%
                  Eltel AB                                                           3,855     25,096             0.0%
                  Enea AB                                                            1,237     11,766             0.0%
                  Getinge AB Class B                                                16,521    322,705             0.1%
                  Granges AB                                                        11,282    117,150             0.0%
                  Gunnebo AB                                                         4,292     23,591             0.0%
                  Haldex AB                                                          8,793    117,932             0.0%
                  Hexpol AB                                                          3,973     44,139             0.0%
                  Holmen AB Class B                                                  9,932    418,515             0.1%
                  Husqvarna AB Class B                                               9,983     99,241             0.0%
                  Inwido AB                                                          7,483    107,454             0.0%
                  JM AB                                                              8,013    281,927             0.1%
                  KappAhl AB                                                         8,780     50,738             0.0%
                  KNOW IT AB                                                         3,970     58,464             0.0%
                  Lindab International AB                                           11,150    101,853             0.0%
                  Loomis AB Class B                                                  7,665    278,305             0.1%
*                 Medivir AB Class B                                                 5,045     38,995             0.0%
                  Mekonomen AB                                                       3,222     63,874             0.0%
                  Modern Times Group MTG AB Class B                                  5,479    178,652             0.1%
                  MQ Holding AB                                                      3,386     12,836             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SWEDEN -- (Continued)
                  NCC AB Class B                                                     6,493 $  172,501             0.1%
                  Nederman Holding AB                                                  741     21,838             0.0%
*                 Net Insight AB Class B                                            47,679     46,022             0.0%
                  New Wave Group AB Class B                                          8,555     60,608             0.0%
                  Nobia AB                                                          11,628    120,251             0.0%
                  Nobina AB                                                          1,881     11,467             0.0%
                  Nolato AB Class B                                                  2,774     88,303             0.0%
                  Opus Group AB                                                     30,523     24,296             0.0%
                  Peab AB                                                           21,686    236,829             0.1%
                  Pricer AB Class B                                                 29,801     34,324             0.0%
                  Proact IT Group AB                                                   314      6,731             0.0%
*                 Qliro Group AB                                                    20,496     29,141             0.0%
                  Ratos AB Class B                                                  26,590    124,704             0.1%
                  Recipharm AB Class B                                               4,548     62,883             0.0%
                  Rezidor Hotel Group AB                                            11,618     43,284             0.0%
                  Rottneros AB                                                      11,881     11,135             0.0%
                  Saab AB Class B                                                    1,847     91,522             0.0%
                  Scandi Standard AB                                                 4,094     24,596             0.0%
*                 Scandic Hotels Group AB                                            5,542     62,390             0.0%
                  Semcon AB                                                          2,598     18,730             0.0%
                  SkiStar AB                                                         2,475     52,961             0.0%
*                 SSAB AB Class A                                                   29,202    127,042             0.1%
*                 SSAB AB Class B(B17H3F6)                                          68,427    242,770             0.1%
*                 SSAB AB Class B(BPRBWM6)                                          38,696    137,591             0.1%
                  Sweco AB Class B                                                   2,610     64,701             0.0%
                  Swedol AB Class B                                                  4,974     17,016             0.0%
                  Systemair AB                                                       2,368     42,071             0.0%
                  Tele2 AB Class B                                                  49,892    502,097             0.2%
                  Thule Group AB (The)                                              10,341    179,244             0.1%
                  Transcom Worldwide AB                                              2,887     28,520             0.0%
                                                                                           ---------- ---------------
TOTAL SWEDEN                                                                                7,145,341             1.9%
                                                                                           ---------- ---------------
SWITZERLAND -- (3.1%)
                  Allreal Holding AG                                                 2,159    371,472             0.1%
*                 Alpiq Holding AG                                                     471     34,985             0.0%
                  ALSO Holding AG                                                      633     79,588             0.0%
*                 Arbonia AG                                                         4,596     85,472             0.0%
                  Aryzta AG                                                          9,757    316,769             0.1%
                  Bachem Holding AG Class B                                            201     23,965             0.0%
                  Baloise Holding AG                                                 6,236    914,419             0.3%
                  Bank Coop AG                                                         772     33,671             0.0%
                  Banque Cantonale de Geneve                                           290     45,167             0.0%
                  Banque Cantonale Vaudoise                                            391    283,277             0.1%
                  Bell AG                                                              140     60,145             0.0%
                  Bellevue Group AG                                                  1,424     24,464             0.0%
                  Berner Kantonalbank AG                                               443     84,221             0.0%
                  Bobst Group SA                                                     1,584    160,464             0.1%
                  Bucher Industries AG                                                 830    267,592             0.1%
                  Calida Holding AG                                                    590     23,389             0.0%
                  Carlo Gavazzi Holding AG                                              56     17,630             0.0%
                  Cembra Money Bank AG                                               2,958    252,354             0.1%
                  Cham Paper Holding AG                                                 85     31,621             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SWITZERLAND -- (Continued)
*                 Cicor Technologies, Ltd.                                             389 $   15,073             0.0%
                  Cie Financiere Tradition SA                                          306     32,229             0.0%
                  Clariant AG                                                       28,025    567,555             0.2%
                  Conzzeta AG                                                          201    198,691             0.1%
*                 Dufry AG                                                           4,813    788,643             0.2%
                  EFG International AG                                              14,224     90,375             0.0%
                  Emmi AG                                                              296    216,124             0.1%
                  Energiedienst Holding AG                                           2,240     56,175             0.0%
*                 Evolva Holding SA                                                 38,072     21,056             0.0%
                  Feintool International Holding AG                                    230     29,239             0.0%
                  Flughafen Zuerich AG                                               2,665    587,306             0.2%
                  GAM Holding AG                                                    22,425    287,357             0.1%
                  Gurit Holding AG                                                      73     63,613             0.0%
                  Helvetia Holding AG                                                1,207    670,241             0.2%
                  HOCHDORF Holding AG                                                  166     50,895             0.0%
                  Huber & Suhner AG                                                  1,240     83,500             0.0%
                  Hypothekarbank Lenzburg Reg                                            4     17,828             0.0%
                  Implenia AG                                                        1,931    148,243             0.0%
                  Jungfraubahn Holding AG                                              535     58,616             0.0%
                  Komax Holding AG                                                     467    124,614             0.0%
                  Kudelski SA                                                        5,256     91,171             0.0%
*                 Lastminute.com NV                                                  1,019     14,653             0.0%
                  Liechtensteinische Landesbank AG                                   1,644     81,287             0.0%
                  Luzerner Kantonalbank AG                                             390    168,535             0.1%
                  MCH Group AG                                                         389     26,702             0.0%
                  Metall Zug AG Class B                                                 30    117,897             0.0%
                  Mobimo Holding AG                                                    938    252,199             0.1%
                  OC Oerlikon Corp. AG                                              15,009    180,322             0.1%
*                 Orascom Development Holding AG                                     1,150      6,406             0.0%
                  Orell Fuessli Holding AG                                              25      3,239             0.0%
                  Orior AG                                                             788     60,444             0.0%
                  Phoenix Mecano AG                                                     76     40,367             0.0%
                  Plazza AG Class A                                                    166     38,455             0.0%
                  Rieter Holding AG                                                    445     98,759             0.0%
                  Romande Energie Holding SA                                            55     71,255             0.0%
*                 Schmolz + Bickenbach AG                                           73,016     66,887             0.0%
                  Schweiter Technologies AG                                            125    150,235             0.0%
                  SFS Group AG                                                       2,136    213,166             0.1%
                  Siegfried Holding AG                                                 505    144,366             0.0%
                  St Galler Kantonalbank AG                                            325    141,134             0.0%
                  Sulzer AG                                                          1,725    201,309             0.1%
                  Swiss Life Holding AG                                              4,696  1,528,256             0.4%
                  Swissquote Group Holding SA                                        1,337     36,833             0.0%
                  Tamedia AG                                                           380     55,951             0.0%
                  Thurgauer Kantonalbank                                               257     24,099             0.0%
                  Valiant Holding AG                                                 2,395    274,918             0.1%
                  Valora Holding AG                                                    475    163,014             0.1%
                  Vaudoise Assurances Holding SA                                       165     85,926             0.0%
                  Vetropack Holding AG                                                  32     63,327             0.0%
                  Vontobel Holding AG                                                2,935    173,049             0.1%
                  VP Bank AG                                                           380     43,752             0.0%
                  Walliser Kantonalbank                                                907     75,941             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SWITZERLAND -- (Continued)
                  Zehnder Group AG                                                    1,438 $    48,732             0.0%
                  Zug Estates Holding AG Class B                                         24      42,211             0.0%
                  Zuger Kantonalbank AG                                                  17      91,163             0.0%
                                                                                            ----------- ---------------
TOTAL SWITZERLAND                                                                            12,093,998             3.2%
                                                                                            ----------- ---------------
TAIWAN -- (4.8%)
                  Ability Enterprise Co., Ltd.                                       49,790      33,071             0.0%
                  AcBel Polytech, Inc.                                               69,000      53,510             0.0%
                  Acer, Inc.                                                        499,000     235,523             0.1%
                  ACES Electronic Co., Ltd.                                          18,000      14,902             0.0%
                  Achem Technology Corp.                                             40,000      13,852             0.0%
                  Acter Co., Ltd.                                                     7,000      30,604             0.0%
*                 Advanced Connectek, Inc.                                           50,000      17,985             0.0%
                  Advanced International Multitech Co., Ltd.                         32,000      29,506             0.0%
                  Advancetek Enterprise Co., Ltd.                                    20,000      13,264             0.0%
*                 AGV Products Corp.                                                 64,960      16,208             0.0%
                  Alchip Technologies, Ltd.                                          10,000      19,839             0.0%
                  Alpha Networks, Inc.                                               54,000      43,863             0.0%
                  Altek Corp.                                                        30,000      26,706             0.0%
                  Ambassador Hotel (The)                                             32,000      24,768             0.0%
                  AMPOC Far-East Co., Ltd.                                           23,000      21,608             0.0%
                  Apacer Technology, Inc.                                            19,000      24,708             0.0%
*                 APCB, Inc.                                                         39,000      40,183             0.0%
                  Apex International Co., Ltd.                                       29,000      28,283             0.0%
#                 Arcadyan Technology Corp.                                          21,000      35,329             0.0%
                  Ardentec Corp.                                                     68,430      56,181             0.0%
                  Asia Cement Corp.                                                 287,000     283,364             0.1%
*                 Asia Optical Co., Inc.                                             52,000      99,821             0.1%
                  Asia Plastic Recycling Holding, Ltd.                               33,660      16,505             0.0%
                  Asia Vital Components Co., Ltd.                                    57,000      47,395             0.0%
                  Audix Corp.                                                        16,000      22,264             0.0%
                  AVY Precision Technology, Inc.                                     14,000      22,674             0.0%
                  Bank of Kaohsiung Co., Ltd.                                        69,432      22,318             0.0%
                  BenQ Materials Corp.                                               41,000      22,192             0.0%
                  BES Engineering Corp.                                             225,000      46,615             0.0%
                  Capital Securities Corp.                                          315,000     104,265             0.1%
                  Career Technology MFG. Co., Ltd.                                   66,000      44,365             0.0%
                  Casetek Holdings, Ltd.                                             22,000      65,206             0.0%
                  Cathay Real Estate Development Co., Ltd.                          103,600      69,557             0.0%
                  Chailease Holding Co., Ltd.                                        98,000     249,675             0.1%
*                 Champion Building Materials Co., Ltd.                              77,000      19,919             0.0%
                  Charoen Pokphand Enterprise                                        40,000      75,315             0.0%
                  CHC Healthcare Group                                                9,000      12,685             0.0%
                  Cheng Loong Corp.                                                 153,000      72,478             0.0%
                  Cheng Uei Precision Industry Co., Ltd.                             67,000      94,055             0.1%
                  Chimei Materials Technology Corp.                                  41,000      20,630             0.0%
                  Chin-Poon Industrial Co., Ltd.                                     51,000     103,976             0.1%
                  China Airlines, Ltd.                                              462,000     143,119             0.1%
                  China Bills Finance Corp.                                         147,000      72,111             0.0%
                  China Chemical & Pharmaceutical Co., Ltd.                          31,000      19,156             0.0%
*                 China Electric Manufacturing Corp.                                 61,000      15,654             0.0%
                  China General Plastics Corp.                                       53,040      46,817             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
TAIWAN -- (Continued)
                  China Life Insurance Co., Ltd.                                    142,240 $132,441             0.1%
                  China Metal Products                                               53,000   51,883             0.0%
                  China Steel Structure Co., Ltd.                                    24,000   16,818             0.0%
                  China Synthetic Rubber Corp.                                       82,000   82,943             0.0%
                  China Wire & Cable Co., Ltd.                                       26,000   21,334             0.0%
                  Chinese Maritime Transport, Ltd.                                   17,710   16,767             0.0%
                  Chipbond Technology Corp.                                          88,000  131,239             0.1%
                  ChipMOS TECHNOLOGIES, Inc.                                         21,000   18,494             0.0%
                  Chong Hong Construction Co., Ltd.                                  17,000   39,637             0.0%
                  Chun Yuan Steel                                                   104,000   41,545             0.0%
*                 Chung Hung Steel Corp.                                             97,000   29,054             0.0%
                  Chung Hwa Pulp Corp.                                               55,015   18,320             0.0%
                  Chung-Hsin Electric & Machinery Manufacturing Corp.                66,000   41,217             0.0%
                  Clevo Co.                                                          94,000   86,070             0.0%
*                 CMC Magnetics Corp.                                               321,000   40,062             0.0%
                  Coland Holdings, Ltd.                                              14,000   18,662             0.0%
                  Compal Electronics, Inc.                                          706,000  472,615             0.2%
                  Compeq Manufacturing Co., Ltd.                                    164,000  120,661             0.1%
                  Concord Securities Co., Ltd.                                       49,000   11,100             0.0%
                  Continental Holdings Corp.                                         45,000   16,262             0.0%
                  Contrel Technology Co., Ltd.                                       15,000   11,097             0.0%
                  Coretronic Corp.                                                   75,000  106,212             0.1%
                  Coxon Precise Industrial Co., Ltd.                                 15,000   15,233             0.0%
                  CSBC Corp. Taiwan                                                  61,000   28,404             0.0%
                  CviLux Corp.                                                       17,000   18,531             0.0%
                  CyberTAN Technology, Inc.                                          49,000   31,971             0.0%
                  D-Link Corp.                                                       95,000   39,476             0.0%
                  DA CIN Construction Co., Ltd.                                      37,000   23,726             0.0%
*                 Danen Technology Corp.                                             74,000   16,985             0.0%
                  Darfon Electronics Corp.                                           31,000   26,818             0.0%
                  Darwin Precisions Corp.                                            50,000   22,861             0.0%
                  Depo Auto Parts Ind Co., Ltd.                                      14,000   40,344             0.0%
                  Dimerco Express Corp.                                              19,000   14,550             0.0%
*                 Dynamic Electronics Co., Ltd.                                      73,000   22,018             0.0%
                  Dynapack International Technology Corp.                            32,000   42,882             0.0%
#                 E Ink Holdings, Inc.                                              141,000  143,826             0.1%
*                 Eastern Media International Corp.                                  64,000   20,782             0.0%
                  Edimax Technology Co., Ltd.                                        60,000   21,081             0.0%
                  Edom Technology Co., Ltd.                                          21,000   11,068             0.0%
                  Elite Semiconductor Memory Technology, Inc.                        50,000   69,266             0.0%
                  Elitegroup Computer Systems Co., Ltd.                              67,000   43,573             0.0%
                  ENG Electric Co., Ltd.                                             38,000   22,068             0.0%
                  EnTie Commercial Bank Co., Ltd.                                   110,000   48,472             0.0%
*                 Epistar Corp.                                                     187,000  185,716             0.1%
                  Eson Precision Ind. Co., Ltd.                                      15,000   23,032             0.0%
                  Eva Airways Corp.                                                 292,400  143,751             0.1%
                  Everest Textile Co., Ltd.                                          42,000   22,889             0.0%
                  Evergreen International Storage & Transport Corp.                  93,000   42,191             0.0%
                  Everlight Chemical Industrial Corp.                                81,450   52,901             0.0%
                  Everlight Electronics Co., Ltd.                                    54,000   84,986             0.0%
                  Excelsior Medical Co., Ltd.                                        15,000   22,443             0.0%
                  Far Eastern Department Stores, Ltd.                               154,000   81,406             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
TAIWAN -- (Continued)
                  Far Eastern International Bank                                    367,060 $114,945             0.1%
                  Faraday Technology Corp.                                           29,000   35,188             0.0%
                  Farglory Land Development Co., Ltd.                                50,000   67,770             0.0%
                  Federal Corp.                                                      75,480   34,621             0.0%
                  Feedback Technology Corp.                                          12,000   23,056             0.0%
                  Feng Hsin Steel Co., Ltd.                                          33,000   55,746             0.0%
                  First Hotel                                                        24,656   14,014             0.0%
*                 First Insurance Co., Ltd. (The)                                    37,000   16,366             0.0%
*                 First Steamship Co., Ltd.                                          44,000   11,458             0.0%
                  FLEXium Interconnect, Inc.                                         12,598   46,751             0.0%
                  FocalTech Systems Co., Ltd.                                        46,000   56,810             0.0%
                  Forest Water Environment Engineering Co., Ltd.                     11,000   24,048             0.0%
                  Formosa Advanced Technologies Co., Ltd.                            26,000   24,460             0.0%
                  Formosan Rubber Group, Inc.                                        76,500   42,196             0.0%
                  Formosan Union Chemical                                            33,000   22,141             0.0%
                  Fortune Electric Co., Ltd.                                         33,000   18,963             0.0%
                  Founding Construction & Development Co., Ltd.                      24,000   12,567             0.0%
                  Fulgent Sun International Holding Co., Ltd.                        13,292   33,543             0.0%
                  Fulltech Fiber Glass Corp.                                         29,000   14,894             0.0%
                  Gallant Precision Machining Co., Ltd.                              37,000   30,117             0.0%
                  Gemtek Technology Corp.                                            39,000   43,782             0.0%
                  Getac Technology Corp.                                             43,000   55,730             0.0%
                  Giantplus Technology Co., Ltd.                                     40,000   22,230             0.0%
                  Gigabyte Technology Co., Ltd.                                      71,000   93,942             0.0%
#*                Gigastorage Corp.                                                  59,000   42,624             0.0%
#*                Gintech Energy Corp.                                               78,304   45,104             0.0%
*                 Global Brands Manufacture, Ltd.                                    72,000   29,226             0.0%
                  Global Lighting Technologies, Inc.                                 10,000   17,881             0.0%
                  Global Mixed Mode Technology, Inc.                                 10,000   23,553             0.0%
                  Globe Union Industrial Corp.                                       27,000   15,636             0.0%
                  Gloria Material Technology Corp.                                   74,880   48,715             0.0%
*                 GlycoNex, Inc.                                                     13,000   12,237             0.0%
*                 Gold Circuit Electronics, Ltd.                                     86,000   31,578             0.0%
                  Goldsun Building Materials Co., Ltd.                              253,000   68,966             0.0%
                  Grand Ocean Retail Group, Ltd.                                     18,000   14,019             0.0%
                  Grand Pacific Petrochemical                                       145,000   94,823             0.1%
                  Great China Metal Industry                                         26,000   22,463             0.0%
                  Great Wall Enterprise Co., Ltd.                                    84,000   81,182             0.0%
                  Greatek Electronics, Inc.                                          39,000   54,781             0.0%
*                 Green Energy Technology, Inc.                                      31,000   16,107             0.0%
*                 GTM Holdings Corp.                                                 20,000   11,592             0.0%
                  Hannstar Board Corp.                                               73,000   41,703             0.0%
#*                HannStar Display Corp.                                            450,000  120,906             0.1%
*                 HannsTouch Solution, Inc.                                          69,000   24,529             0.0%
                  Hey Song Corp.                                                     47,000   51,717             0.0%
                  Highwealth Construction Corp.                                      89,000  150,029             0.1%
                  Hiroca Holdings, Ltd.                                               7,000   22,699             0.0%
                  Hitron Technology, Inc.                                            39,000   28,796             0.0%
*                 Ho Tung Chemical Corp.                                            149,350   44,635             0.0%
                  Hocheng Corp.                                                      56,000   16,978             0.0%
                  Holy Stone Enterprise Co., Ltd.                                    29,000   39,964             0.0%
                  Hong Pu Real Estate Development Co., Ltd.                          47,000   38,155             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
TAIWAN -- (Continued)
                  Hong YI Fiber Industry Co.                                         30,000 $ 22,311             0.0%
*                 Horizon Securities Co., Ltd.                                       56,000   12,788             0.0%
                  Hsin Kuang Steel Co., Ltd.                                         23,000   17,362             0.0%
                  Huaku Development Co., Ltd.                                        49,000  112,372             0.1%
                  Huang Hsiang Construction Corp.                                    17,000   24,714             0.0%
                  Hung Ching Development & Construction Co., Ltd.                    18,000   12,601             0.0%
                  Hung Sheng Construction, Ltd.                                      89,000   56,905             0.0%
                  Hwa Fong Rubber Co., Ltd.                                          40,800   14,467             0.0%
                  I-Sheng Electric Wire & Cable Co., Ltd.                            17,000   27,720             0.0%
*                 Ichia Technologies, Inc.                                           47,000   32,282             0.0%
                  Inventec Corp.                                                    275,000  204,490             0.1%
                  ITEQ Corp.                                                         27,000   40,467             0.0%
                  Jarllytec Co., Ltd.                                                 6,000   10,799             0.0%
                  Jentech Precision Industrial Co., Ltd.                              5,000   11,593             0.0%
                  Jess-Link Products Co., Ltd.                                       23,000   23,188             0.0%
                  Jih Sun Financial Holdings Co., Ltd.                              266,407   62,964             0.0%
                  K Laser Technology, Inc.                                           43,000   22,655             0.0%
                  KEE TAI Properties Co., Ltd.                                      104,000   38,235             0.0%
                  Kenmec Mechanical Engineering Co., Ltd.                            53,000   17,744             0.0%
                  Kindom Construction Corp.                                          48,000   30,272             0.0%
                  King Chou Marine Technology Co., Ltd.                              10,000   12,790             0.0%
                  King Yuan Electronics Co., Ltd.                                   169,000  152,561             0.1%
                  King's Town Bank Co., Ltd.                                        146,000  140,270             0.1%
*                 King's Town Construction Co., Ltd.                                 27,000   21,392             0.0%
*                 Kinko Optical Co., Ltd.                                            32,000   36,934             0.0%
                  Kinpo Electronics                                                 201,000   75,209             0.0%
                  Kinsus Interconnect Technology Corp.                               44,000  114,369             0.1%
                  KS Terminals, Inc.                                                 18,000   27,673             0.0%
*                 Kung Sing Engineering Corp.                                        35,000   15,020             0.0%
                  Kuo Toong International Co., Ltd.                                  25,200   17,026             0.0%
                  Kuoyang Construction Co., Ltd.                                     41,000   18,744             0.0%
                  Kwong Fong Industries Corp.                                        17,160   15,921             0.0%
                  Kwong Lung Enterprise Co., Ltd.                                    10,000   14,914             0.0%
                  L&K Engineering Co., Ltd.                                          21,000   24,006             0.0%
                  LAN FA Textile                                                     36,000    9,329             0.0%
                  LCY Chemical Corp.                                                 58,000   83,370             0.0%
                  Lealea Enterprise Co., Ltd.                                       104,000   28,743             0.0%
                  Leofoo Development Co., Ltd.                                       69,000   18,722             0.0%
                  Lextar Electronics Corp.                                           51,000   35,235             0.0%
*                 Li Peng Enterprise Co., Ltd.                                      113,000   30,168             0.0%
                  Lien Hwa Industrial Corp.                                          91,900   83,306             0.0%
                  Lingsen Precision Industries, Ltd.                                 45,000   21,307             0.0%
                  Lite-On Semiconductor Corp.                                        28,000   27,592             0.0%
                  Long Bon International Co., Ltd.                                   39,000   21,390             0.0%
#                 Long Chen Paper Co., Ltd.                                         102,256   92,103             0.0%
                  Longwell Co.                                                       19,000   20,180             0.0%
                  Lotes Co., Ltd.                                                    12,000   46,303             0.0%
                  Lucky Cement Corp.                                                 37,000   11,815             0.0%
                  Lumax International Corp., Ltd.                                    13,000   22,253             0.0%
*                 Macronix International                                            471,000  209,809             0.1%
                  Marketech International Corp.                                      18,000   24,522             0.0%
                  Masterlink Securities Corp.                                       177,305   49,589             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
TAIWAN -- (Continued)
                  Mercuries & Associates Holding, Ltd.                                 29,400 $ 23,483             0.0%
*                 Mercuries Life Insurance Co., Ltd.                                  104,075   53,295             0.0%
                  MIN AIK Technology Co., Ltd.                                         40,000   41,120             0.0%
#*                Motech Industries, Inc.                                              62,000   54,734             0.0%
                  MPI Corp.                                                             9,000   32,197             0.0%
                  Nan Ya Printed Circuit Board Corp.                                   47,000   41,178             0.0%
                  Nantex Industry Co., Ltd.                                            31,000   23,988             0.0%
*                 Neo Solar Power Corp.                                               136,071   63,339             0.0%
                  Nichidenbo Corp.                                                     21,000   19,142             0.0%
                  Nien Hsing Textile Co., Ltd.                                         46,000   40,685             0.0%
*                 Ocean Plastics Co., Ltd.                                             25,000   20,388             0.0%
                  OptoTech Corp.                                                       66,000   38,831             0.0%
*                 Orient Semiconductor Electronics, Ltd.                               93,000   30,270             0.0%
                  Oriental Union Chemical Corp.                                        83,000   61,857             0.0%
                  Pacific Construction Co.                                             25,000    9,124             0.0%
                  Pan Jit International, Inc.                                          53,000   30,270             0.0%
*                 Phihong Technology Co., Ltd.                                         49,259   23,636             0.0%
                  Portwell, Inc.                                                       19,000   24,408             0.0%
                  President Securities Corp.                                          127,869   56,969             0.0%
                  Prince Housing & Development Corp.                                  160,000   63,372             0.0%
                  Promise Technology, Inc.                                             33,000   15,309             0.0%
                  Qisda Corp.                                                         248,000  157,792             0.1%
                  Qualipoly Chemical Corp.                                             18,000   20,222             0.0%
*                 Quintain Steel Co., Ltd.                                             62,000   19,606             0.0%
                  Radiant Opto-Electronics Corp.                                       69,000  143,837             0.1%
*                 Radium Life Tech Co., Ltd.                                          130,000   61,168             0.0%
                  Ralec Electronic Corp.                                               12,000   23,772             0.0%
                  Rechi Precision Co., Ltd.                                            25,000   27,082             0.0%
                  Rich Development Co., Ltd.                                           92,000   28,310             0.0%
*                 Ritek Corp.                                                         304,954   51,716             0.0%
*                 Rotam Global Agrosciences, Ltd.                                      10,000   10,888             0.0%
                  Sampo Corp.                                                          61,000   37,410             0.0%
                  Sanyang Motor Co., Ltd.                                              66,000   46,924             0.0%
                  SDI Corp.                                                            12,000   19,588             0.0%
                  Sesoda Corp.                                                         27,300   26,128             0.0%
                  Shan-Loong Transportation Co., Ltd.                                  16,000   18,028             0.0%
                  Sharehope Medicine Co., Ltd.                                         14,000   16,527             0.0%
                  ShenMao Technology, Inc.                                             20,000   20,682             0.0%
*                 Shih Wei Navigation Co., Ltd.                                        42,000   13,907             0.0%
*                 Shin Kong Financial Holding Co., Ltd.                             1,287,000  342,995             0.1%
                  Shin Zu Shing Co., Ltd.                                              23,000   63,742             0.0%
*                 Shining Building Business Co., Ltd.                                  92,000   32,318             0.0%
                  Shinkong Insurance Co., Ltd.                                         36,000   30,282             0.0%
                  Shinkong Synthetic Fibers Corp.                                     208,000   62,418             0.0%
                  Sigurd Microelectronics Corp.                                        64,000   56,812             0.0%
                  Simplo Technology Co., Ltd.                                          39,000  130,451             0.1%
                  Sincere Navigation Corp.                                             30,000   20,839             0.0%
                  Sinher Technology, Inc.                                               6,000   10,716             0.0%
                  Sino-American Silicon Products, Inc.                                 72,000  104,448             0.1%
                  Sinon Corp.                                                          72,000   37,453             0.0%
                  SinoPac Financial Holdings Co., Ltd.                                637,000  194,634             0.1%
                  Sinphar Pharmaceutical Co., Ltd.                                     17,680   13,503             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
TAIWAN -- (Continued)
                  Sirtec International Co., Ltd.                                     21,000 $ 32,091             0.0%
                  Siward Crystal Technology Co., Ltd.                                49,000   33,922             0.0%
*                 Solar Applied Materials Technology Co.                             48,000   17,910             0.0%
*                 Solartech Energy Corp.                                             57,000   24,277             0.0%
                  Southeast Cement Co., Ltd.                                         40,000   21,463             0.0%
                  Standard Chemical & Pharmaceutical Co., Ltd.                       12,000   13,040             0.0%
                  Stark Technology, Inc.                                             16,000   16,486             0.0%
*                 Sunko INK Co., Ltd.                                                36,000   18,490             0.0%
                  Sunonwealth Electric Machine Industry Co., Ltd.                    37,000   40,325             0.0%
                  Sunrex Technology Corp.                                            43,495   27,290             0.0%
                  Sunspring Metal Corp.                                              13,000   19,381             0.0%
                  Supreme Electronics Co., Ltd.                                      52,244   41,283             0.0%
                  Swancor Holding Co., Ltd.                                          11,000   24,541             0.0%
                  Syncmold Enterprise Corp.                                          12,000   26,600             0.0%
                  Sysage Technology Co., Ltd.                                        22,000   21,462             0.0%
*                 Sysgration                                                         67,000   20,084             0.0%
                  Systex Corp.                                                       24,000   48,197             0.0%
                  T3EX Global Holdings Corp.                                         18,000   12,876             0.0%
                  TA Chen Stainless Pipe                                            110,890   60,925             0.0%
*                 Ta Ya Electric Wire & Cable                                        80,000   16,551             0.0%
                  TA-I Technology Co., Ltd.                                          26,448   19,790             0.0%
                  Tah Hsin Industrial Corp.                                          15,000   12,819             0.0%
                  Taichung Commercial Bank Co., Ltd.                                312,471  101,458             0.1%
                  Taiflex Scientific Co., Ltd.                                       23,460   28,819             0.0%
                  Tainan Enterprises Co., Ltd.                                       18,000   15,892             0.0%
                  Tainan Spinning Co., Ltd.                                         161,000   74,203             0.0%
                  Tainergy Tech Co., Ltd.                                            55,000   23,414             0.0%
*                 Taisun Enterprise Co., Ltd.                                        31,000   15,304             0.0%
                  Taiwan Business Bank                                              773,850  213,840             0.1%
                  Taiwan Chinsan Electronic Industrial Co., Ltd.                     12,000   21,873             0.0%
                  Taiwan Cogeneration Corp.                                          51,000   39,046             0.0%
                  Taiwan Fertilizer Co., Ltd.                                       134,000  181,148             0.1%
                  Taiwan Fire & Marine Insurance Co., Ltd.                           30,000   18,833             0.0%
                  Taiwan FU Hsing Industrial Co., Ltd.                               15,000   21,038             0.0%
*                 Taiwan Glass Industry Corp.                                       149,968   76,581             0.0%
                  Taiwan Hon Chuan Enterprise Co., Ltd.                              49,000  101,430             0.1%
                  Taiwan Hopax Chemicals Manufacturing Co., Ltd.                     38,000   22,288             0.0%
                  Taiwan Land Development Corp.                                      94,466   35,367             0.0%
                  Taiwan Navigation Co., Ltd.                                        35,000   14,661             0.0%
                  Taiwan PCB Techvest Co., Ltd.                                      37,000   39,564             0.0%
*                 Taiwan Pulp & Paper Corp.                                          49,000   21,109             0.0%
                  Taiwan Sakura Corp.                                                16,000   18,593             0.0%
                  Taiwan Semiconductor Co., Ltd.                                     18,000   23,728             0.0%
                  Taiwan Styrene Monomer                                             44,000   33,731             0.0%
                  Taiwan Surface Mounting Technology Corp.                           38,000   33,724             0.0%
                  Taiwan TEA Corp.                                                  133,000   72,058             0.0%
                  Taiwan Union Technology Corp.                                      34,000   61,124             0.0%
                  Taiyen Biotech Co., Ltd.                                           28,000   28,332             0.0%
#*                Tatung Co., Ltd.                                                  378,000  138,157             0.1%
                  Test Rite International Co., Ltd.                                  29,000   19,128             0.0%
                  Thinking Electronic Industrial Co., Ltd.                           13,000   28,128             0.0%
                  Thye Ming Industrial Co., Ltd.                                     20,000   25,135             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
TAIWAN -- (Continued)
                  Ton Yi Industrial Corp.                                            98,000 $ 47,409             0.0%
                  Tong Hsing Electronic Industries, Ltd.                              9,000   38,159             0.0%
                  Tong-Tai Machine & Tool Co., Ltd.                                  27,000   19,242             0.0%
                  Topoint Technology Co., Ltd.                                       32,000   28,351             0.0%
*                 TPK Holding Co., Ltd.                                              47,000  167,910             0.1%
                  Tripod Technology Corp.                                            66,000  186,522             0.1%
                  Tsann Kuen Enterprise Co., Ltd.                                    20,000   19,756             0.0%
                  TSRC Corp.                                                         66,000   75,528             0.0%
                  Tung Ho Steel Enterprise Corp.                                    126,000  101,674             0.1%
                  TXC Corp.                                                          53,000   78,118             0.0%
                  TYC Brother Industrial Co., Ltd.                                   42,000   43,265             0.0%
*                 Tycoons Group Enterprise                                          100,000   17,613             0.0%
                  Tyntek Corp.                                                       65,000   30,262             0.0%
                  U-Ming Marine Transport Corp.                                      71,000   71,806             0.0%
                  UDE Corp.                                                          13,000   17,063             0.0%
                  Unimicron Technology Corp.                                        223,000  137,319             0.1%
                  Union Bank Of Taiwan                                              157,000   47,397             0.0%
                  Unitech Printed Circuit Board Corp.                                79,000   29,734             0.0%
                  Unity Opto Technology Co., Ltd.                                    91,000   39,342             0.0%
                  Universal Cement Corp.                                             67,260   58,111             0.0%
*                 Unizyx Holding Corp.                                               53,000   27,825             0.0%
                  UPC Technology Corp.                                              118,000   50,598             0.0%
                  USI Corp.                                                         128,000   64,220             0.0%
                  Usun Technology Co., Ltd.                                          15,000   26,963             0.0%
                  Ve Wong Corp.                                                      16,000   12,645             0.0%
*                 Wafer Works Corp.                                                  70,133   43,893             0.0%
                  Wah Lee Industrial Corp.                                           34,000   55,868             0.0%
                  Walsin Lihwa Corp.                                                517,000  231,731             0.1%
                  Walton Advanced Engineering, Inc.                                  55,000   26,116             0.0%
                  Wan Hai Lines, Ltd.                                               104,000   57,615             0.0%
                  Weikeng Industrial Co., Ltd.                                       65,254   37,406             0.0%
                  Well Shin Technology Co., Ltd.                                     18,000   31,424             0.0%
                  Winbond Electronics Corp.                                         418,000  235,966             0.1%
                  Wisdom Marine Lines Co., Ltd.                                      42,485   45,770             0.0%
                  Wistron Corp.                                                     372,828  351,985             0.1%
                  WT Microelectronics Co., Ltd.                                      57,750   82,850             0.0%
                  WUS Printed Circuit Co., Ltd.                                      34,000   20,601             0.0%
                  Yageo Corp.                                                        44,825  158,214             0.1%
*                 Yang Ming Marine Transport Corp.                                  215,000   43,825             0.0%
                  YC Co., Ltd.                                                       65,664   28,823             0.0%
                  YC INOX Co., Ltd.                                                  50,600   41,278             0.0%
                  Yeong Guan Energy Technology Group Co., Ltd.                       15,000   45,436             0.0%
                  YFY, Inc.                                                         226,000   80,098             0.0%
                  Yi Jinn Industrial Co., Ltd.                                       34,200   11,731             0.0%
*                 Yieh Phui Enterprise Co., Ltd.                                    149,000   60,933             0.0%
                  Young Optics, Inc.                                                 12,000   15,354             0.0%
                  Youngtek Electronics Corp.                                         15,000   22,403             0.0%
                  Yulon Motor Co., Ltd.                                             148,000  133,895             0.1%
                  Yung Chi Paint & Varnish Manufacturing Co., Ltd.                   13,000   35,334             0.0%
                  Yungshin Construction & Development Co., Ltd.                      24,000   22,508             0.0%
                  Yungtay Engineering Co., Ltd.                                      41,000   67,902             0.0%
                  Zenitron Corp.                                                     27,000   16,554             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
TAIWAN -- (Continued)
                  Zhen Ding Technology Holding, Ltd.                                   53,000 $   123,932             0.1%
                  Zig Sheng Industrial Co., Ltd.                                       79,000      24,346             0.0%
#                 Zinwell Corp.                                                        41,000      43,781             0.0%
                  ZongTai Real Estate Development Co., Ltd.                            27,000      18,062             0.0%
                                                                                              ----------- ---------------
TOTAL TAIWAN                                                                                   18,325,905             4.8%
                                                                                              ----------- ---------------
THAILAND -- (0.9%)
                  AEON Thana Sinsap Thailand PCL                                       10,700      31,862             0.0%
                  Amata Corp. PCL                                                      60,100      29,885             0.0%
                  Ananda Development PCL                                              240,300      34,319             0.0%
                  AP Thailand PCL                                                     263,800      60,631             0.0%
                  Asia Aviation PCL                                                   203,200      36,422             0.0%
                  Asia Plus Group Holdings PCL                                        204,100      20,652             0.0%
                  Bangchak Corp. PCL                                                   78,200      72,345             0.1%
                  Bangkok Insurance PCL                                                 1,100      11,226             0.0%
                  Bangkok Land PCL                                                  1,034,100      55,905             0.0%
                  Bangkok Ranch PCL                                                   100,100      18,376             0.0%
                  Banpu PCL                                                           251,400     139,546             0.1%
                  Cal-Comp Electronics Thailand PCL Class F                           206,300      16,938             0.0%
                  CH Karnchang PCL                                                     70,300      55,382             0.0%
                  COL PCL                                                              23,200      28,170             0.0%
*                 Country Group Development PCL                                       668,500      19,133             0.0%
                  Dhipaya Insurance PCL                                                27,900      36,498             0.0%
                  Eastern Water Resources Development and Management PCL Class F      105,500      35,685             0.0%
                  Energy Earth PCL                                                    108,300      13,588             0.0%
                  Erawan Group PCL (The)                                              162,400      22,630             0.0%
*                 Esso Thailand PCL                                                   180,800      61,155             0.0%
                  GFPT PCL                                                             47,700      25,236             0.0%
                  Golden Land Property Development PCL                                125,000      25,477             0.0%
                  Grand Canal Land PCL                                                244,600      17,537             0.0%
                  Hana Microelectronics PCL                                            47,600      58,485             0.0%
                  Ichitan Group PCL                                                    48,900      13,925             0.0%
                  Inter Far East Energy Corp. Class F                                 123,100      11,032             0.0%
                  Interlink Communication PCL                                          41,300      18,149             0.0%
                  IRPC PCL                                                          1,034,500     167,482             0.1%
                  Italian-Thai Development PCL                                        294,400      38,300             0.0%
                  Jasmine International PCL                                           183,600      45,648             0.0%
                  Kang Yong Electric PCL                                                2,700      42,307             0.0%
                  KGI Securities Thailand PCL                                         247,300      27,168             0.0%
                  Khon Kaen Sugar Industry PCL                                        272,360      42,519             0.0%
                  Kiatnakin Bank PCL                                                   47,900      94,512             0.1%
                  Lanna Resources PCL                                                  28,000      10,361             0.0%
                  LH Financial Group PCL                                              871,100      44,323             0.0%
                  Loxley PCL                                                          254,800      23,277             0.0%
                  LPN Development PCL                                                  76,400      25,842             0.0%
                  Maybank Kim Eng Securities Thailand PCL                              39,000      24,805             0.0%
                  MBK PCL                                                             102,100      44,276             0.0%
*                 MCOT PCL                                                             59,100      22,895             0.0%
                  Millcon Steel PCL                                                   255,400      12,109             0.0%
                  Namyong Terminal PCL                                                 45,500      19,600             0.0%
                  Platinum Group PCL (The) Class F                                    124,000      25,452             0.0%
*                 Polyplex Thailand PCL                                                50,500      21,461             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
THAILAND -- (Continued)
*                 Precious Shipping PCL                                               126,000 $   34,423             0.0%
                  Property Perfect PCL                                                616,300     16,392             0.0%
                  Pruksa Holding PCL                                                  125,900     81,895             0.1%
                  Quality Houses PCL                                                  826,900     61,199             0.0%
                  Ratchthani Leasing PCL                                              171,400     27,006             0.0%
*                 Regional Container Lines PCL                                        119,500     22,456             0.0%
                  Rojana Industrial Park PCL                                          220,300     37,895             0.0%
                  Samart Corp. PCL                                                     59,000     25,244             0.0%
                  Samart Telcoms PCL                                                   33,900     13,427             0.0%
                  Sansiri PCL                                                       1,125,400     68,324             0.1%
                  SC Asset Corp PCL                                                   339,100     34,508             0.0%
                  Siam City Cement PCL                                                  6,500     52,053             0.0%
                  Siam Future Development PCL                                         149,500     26,797             0.0%
                  Siamgas & Petrochemicals PCL                                         83,800     31,010             0.0%
                  Somboon Advance Technology PCL                                       57,400     26,385             0.0%
                  SPCG PCL                                                             46,500     27,962             0.0%
                  Sri Trang Agro-Industry PCL                                          82,400     42,879             0.0%
                  Srithai Superware PCL                                               392,300     23,363             0.0%
                  Star Petroleum Refining PCL                                          89,100     34,002             0.0%
                  STP & I PCL                                                         118,800     33,315             0.0%
                  Supalai PCL                                                          87,100     61,944             0.0%
                  SVI PCL                                                             183,400     29,427             0.0%
                  Syntec Construction PCL                                             101,900     13,257             0.0%
*                 Tata Steel Thailand PCL                                             594,100     16,660             0.0%
*                 Thai Airways International PCL                                      118,700     58,681             0.0%
                  Thai Metal Trade PCL                                                 35,100     15,120             0.0%
                  Thai Reinsurance PCL                                                204,300     11,281             0.0%
                  Thai Union Group PCL Class F                                         37,100     22,846             0.0%
                  Thai Wah PCL Class F                                                 75,200     21,740             0.0%
                  Thaicom PCL                                                          82,200     43,251             0.0%
                  Thanachart Capital PCL                                               68,400     93,435             0.1%
                  Thoresen Thai Agencies PCL                                           70,000     18,517             0.0%
                  TICON Industrial Connection PCL Class F                              65,200     26,389             0.0%
                  TIPCO Foods PCL                                                      60,800     27,069             0.0%
                  Tisco Financial Group PCL                                            29,200     64,368             0.1%
                  TMB Bank PCL                                                      2,256,500    148,737             0.1%
                  Total Access Communication PCL                                       39,600     47,511             0.0%
                  TPI Polene PCL                                                      871,900     58,984             0.0%
                  TTCL PCL                                                             28,100     13,892             0.0%
                  Univentures PCL                                                      68,700     13,804             0.0%
                  Vanachai Group PCL                                                   88,600     34,323             0.0%
                  Vinythai PCL                                                         88,700     52,569             0.0%
*                 WHA Corp. PCL                                                       486,400     44,154             0.0%
                                                                                              ---------- ---------------
TOTAL THAILAND                                                                                 3,361,020             0.9%
                                                                                              ---------- ---------------
TURKEY -- (0.4%)
                  Adana Cimento Sanayii TAS Class A                                    12,222     23,982             0.0%
*                 Akenerji Elektrik Uretim A.S.                                        17,655      4,473             0.0%
                  Aksa Akrilik Kimya Sanayii A.S.                                       6,321     18,880             0.0%
                  Alarko Holding A.S.                                                  14,326     22,941             0.0%
                  Albaraka Turk Katilim Bankasi A.S.                                   57,942     20,220             0.0%
                  Anadolu Anonim Turk Sigorta Sirketi                                  27,542     19,394             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
TURKEY -- (Continued)
*                 Anadolu Cam Sanayii A.S.                                           15,978 $   16,272             0.0%
                  Anadolu Efes Biracilik Ve Malt Sanayii A.S.                        12,832     72,321             0.0%
*                 Bagfas Bandirma Gubre Fabrikalari A.S.                              4,058     12,289             0.0%
                  Baticim Bati Anadolu Cimento Sanayii A.S.                           5,521     10,246             0.0%
                  Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                      9,716     27,189             0.0%
*                 Dogan Sirketler Grubu Holding A.S.                                200,932     41,829             0.0%
                  Global Yatirim Holding A.S.                                        33,516     27,747             0.0%
                  GSD Holding AS                                                     62,912     10,633             0.0%
                  Gubre Fabrikalari TAS                                              15,791     21,693             0.0%
*                 Ihlas Holding A.S.                                                209,909     25,986             0.0%
*                 Is Finansal Kiralama A.S.                                           3,365      1,089             0.0%
*                 Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A        57,107     24,910             0.0%
#*                Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D        90,676     33,677             0.0%
*                 Koza Altin Isletmeleri A.S.                                         3,281     17,831             0.0%
*                 Metro Ticari ve Mali Yatirimlar Holding A.S.                       50,942     17,207             0.0%
*                 NET Holding A.S.                                                   48,470     34,798             0.0%
#*                Netas Telekomunikasyon A.S.                                         9,271     27,742             0.0%
                  Nuh Cimento Sanayi A.S.                                             8,480     25,591             0.0%
*                 Pegasus Hava Tasimaciligi A.S.                                      5,481     24,595             0.0%
                  Pinar SUT Mamulleri Sanayii A.S.                                    1,203      5,181             0.0%
*                 Sekerbank TAS                                                      54,688     18,475             0.0%
                  Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                          13,654     13,919             0.0%
                  Soda Sanayii A.S.                                                  26,395     47,618             0.0%
                  Tat Gida Sanayi A.S.                                                8,051     15,137             0.0%
                  Tekfen Holding A.S.                                                31,087     80,124             0.0%
                  Trakya Cam Sanayii A.S.                                            45,376     43,943             0.0%
*                 Turk Hava Yollari AO                                               87,373    149,015             0.1%
                  Turkiye Halk Bankasi A.S.                                          47,349    156,984             0.1%
                  Turkiye Sinai Kalkinma Bankasi A.S.                               114,145     48,485             0.0%
                  Turkiye Sise ve Cam Fabrikalari A.S.                               93,235    117,040             0.1%
                  Turkiye Vakiflar Bankasi TAO Class D                              127,363    217,567             0.1%
*                 Vestel Elektronik Sanayi ve Ticaret A.S.                           12,862     26,370             0.0%
                                                                                            ---------- ---------------
TOTAL TURKEY                                                                                 1,523,393             0.4%
                                                                                            ---------- ---------------
UNITED KINGDOM -- (11.0%)
                  Aberdeen Asset Management P.L.C.                                  108,193    390,934             0.1%
                  Acacia Mining P.L.C.                                               24,018    123,107             0.0%
                  Acal P.L.C.                                                        11,248     37,439             0.0%
                  Aggreko P.L.C.                                                     26,477    304,339             0.1%
*                 Aldermore Group P.L.C.                                              5,059     16,940             0.0%
                  Alumasc Group P.L.C. (The)                                          4,178     10,255             0.0%
                  Amec Foster Wheeler P.L.C.                                         46,167    324,125             0.1%
                  Anglo-Eastern Plantations P.L.C.                                    2,841     27,073             0.0%
                  Antofagasta P.L.C.                                                 40,559    440,055             0.1%
                  Arrow Global Group P.L.C.                                          13,041     61,813             0.0%
                  Barratt Developments P.L.C.                                       150,791  1,131,475             0.3%
                  BBA Aviation P.L.C.                                               138,485    558,649             0.2%
                  Beazley P.L.C.                                                     96,646    550,603             0.2%
                  Bellway P.L.C.                                                     25,648    945,269             0.3%
                  Berkeley Group Holdings P.L.C.                                     16,899    712,757             0.2%
                  BGEO Group P.L.C.                                                   4,494    209,148             0.1%
                  Bloomsbury Publishing P.L.C.                                       14,501     32,160             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
UNITED KINGDOM -- (Continued)
                  Bodycote P.L.C.                                                    37,611 $406,131             0.1%
                  Bovis Homes Group P.L.C.                                           29,331  349,741             0.1%
                  Braemar Shipping Services P.L.C.                                    2,091    8,597             0.0%
*                 BTG P.L.C.                                                         45,510  400,894             0.1%
*                 Cambian Group P.L.C.                                               20,272   41,269             0.0%
                  Cape P.L.C.                                                        14,072   43,830             0.0%
                  Carillion P.L.C.                                                   71,014  204,547             0.1%
*                 Carpetright P.L.C.                                                  8,520   24,859             0.0%
                  Carr's Group P.L.C.                                                11,579   21,326             0.0%
                  Castings P.L.C.                                                     4,281   26,289             0.0%
                  Centamin P.L.C.                                                   170,463  390,556             0.1%
                  Centaur Media P.L.C.                                               16,082    9,515             0.0%
                  Charles Taylor P.L.C.                                               3,550   10,696             0.0%
                  Chemring Group P.L.C.                                              38,329   93,500             0.0%
                  Chesnara P.L.C.                                                    17,396   86,181             0.0%
                  Cineworld Group P.L.C.                                             24,986  227,817             0.1%
*                 Circassia Pharmaceuticals P.L.C.                                   35,201   45,327             0.0%
                  Clarkson P.L.C.                                                     3,658  135,636             0.0%
                  Close Brothers Group P.L.C.                                        14,257  312,362             0.1%
                  Cobham P.L.C.                                                      55,947   95,995             0.0%
                  Coca-Cola HBC AG                                                   24,514  680,093             0.2%
                  Communisis P.L.C.                                                  36,505   25,023             0.0%
                  Computacenter P.L.C.                                               11,555  122,735             0.0%
                  Consort Medical P.L.C.                                              6,789   91,446             0.0%
                  Countrywide P.L.C.                                                 20,149   44,261             0.0%
                  Cranswick P.L.C.                                                    4,603  159,867             0.1%
                  Crest Nicholson Holdings P.L.C.                                    35,411  276,984             0.1%
                  Debenhams P.L.C.                                                  183,197  121,499             0.0%
                  DFS Furniture P.L.C.                                               14,356   51,012             0.0%
*                 Dialight P.L.C.                                                       572    7,352             0.0%
                  Direct Line Insurance Group P.L.C.                                 75,659  341,894             0.1%
                  Dixons Carphone P.L.C.                                            127,286  552,932             0.2%
                  Drax Group P.L.C.                                                  62,533  261,594             0.1%
                  easyJet P.L.C.                                                     17,142  259,295             0.1%
*                 EI Group P.L.C.                                                    84,511  153,074             0.1%
                  Elementis P.L.C.                                                   63,225  249,095             0.1%
*                 EnQuest P.L.C.                                                    202,539  100,095             0.0%
                  Entertainment One, Ltd.                                            36,169  115,854             0.0%
                  Essentra P.L.C.                                                    38,055  266,754             0.1%
                  esure Group P.L.C.                                                 34,446  109,436             0.0%
                  Euromoney Institutional Investor P.L.C.                             7,213   97,682             0.0%
                  Fenner P.L.C.                                                      23,859  104,141             0.0%
*                 Findel P.L.C.                                                       8,017   20,770             0.0%
*                 Firstgroup P.L.C.                                                 186,674  330,224             0.1%
*                 Flybe Group P.L.C.                                                 34,686   18,027             0.0%
                  Foxtons Group P.L.C.                                               40,566   53,787             0.0%
                  Fuller Smith & Turner P.L.C. Class A                                4,631   60,822             0.0%
                  Galliford Try P.L.C.                                               10,364  193,158             0.1%
                  GAME Digital P.L.C.                                                 3,342    1,904             0.0%
                  Gem Diamonds, Ltd.                                                 15,931   18,122             0.0%
                  Genus P.L.C.                                                        5,623  124,898             0.0%
                  GKN P.L.C.                                                        201,823  937,923             0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
UNITED KINGDOM -- (Continued)
                  Grafton Group P.L.C.                                               27,727 $268,264             0.1%
                  Greencore Group P.L.C.                                             90,055  265,846             0.1%
                  Greene King P.L.C.                                                 51,273  498,965             0.1%
                  Gulf Marine Services P.L.C.                                         6,992    6,485             0.0%
                  GVC Holdings P.L.C.                                                11,184  108,148             0.0%
                  Gym Group P.L.C. (The)                                              9,102   21,615             0.0%
                  Halfords Group P.L.C.                                              28,498  137,919             0.0%
                  Harvey Nash Group P.L.C.                                           11,025   10,538             0.0%
                  Headlam Group P.L.C.                                               12,370  102,716             0.0%
                  Helical P.L.C.                                                     18,458   79,159             0.0%
                  Henderson Group P.L.C.                                             88,400  264,413             0.1%
                  Henry Boot P.L.C.                                                  14,040   45,674             0.0%
                  Hiscox, Ltd.                                                       55,044  807,210             0.2%
                  Hochschild Mining P.L.C.                                            7,353   24,190             0.0%
                  HSS Hire Group P.L.C.                                               9,332    7,079             0.0%
                  Hunting P.L.C.                                                     22,722  165,303             0.1%
                  Huntsworth P.L.C.                                                  22,598   13,830             0.0%
                  Ibstock P.L.C.                                                     25,866   76,754             0.0%
                  Inchcape P.L.C.                                                    64,830  717,182             0.2%
                  Integrated Diagnostics Holdings P.L.C.                              8,959   26,990             0.0%
                  Interserve P.L.C.                                                  18,008   53,835             0.0%
                  Investec P.L.C.                                                    95,225  705,472             0.2%
                  J Sainsbury P.L.C.                                                246,901  880,315             0.2%
*                 Jackpotjoy P.L.C.                                                   3,873   28,504             0.0%
                  James Fisher & Sons P.L.C.                                          4,067   84,549             0.0%
                  John Laing Group P.L.C.                                             9,383   34,923             0.0%
                  John Wood Group P.L.C.                                             53,831  529,163             0.1%
                  Johnson Matthey P.L.C.                                             24,288  936,877             0.3%
                  JRP Group P.L.C.                                                   50,959   82,000             0.0%
                  Keller Group P.L.C.                                                12,464  149,595             0.0%
                  Kier Group P.L.C.                                                  12,061  209,055             0.1%
                  Laird P.L.C.                                                       65,353  126,910             0.0%
*                 Lamprell P.L.C.                                                    33,370   45,810             0.0%
                  Lancashire Holdings, Ltd.                                          31,262  276,123             0.1%
*                 Lonmin P.L.C.                                                      32,045   45,658             0.0%
                  Lookers P.L.C.                                                     53,646   90,198             0.0%
                  Low & Bonar P.L.C.                                                 61,635   70,189             0.0%
                  LSL Property Services P.L.C.                                       11,145   29,704             0.0%
                  Man Group P.L.C.                                                  245,622  488,817             0.1%
                  Management Consulting Group P.L.C.                                 42,678    4,429             0.0%
                  Marks & Spencer Group P.L.C.                                      205,740  976,472             0.3%
                  Marshalls P.L.C.                                                    9,425   46,952             0.0%
                  Marston's P.L.C.                                                  109,485  202,706             0.1%
                  McCarthy & Stone P.L.C.                                             7,972   19,019             0.0%
                  McColl's Retail Group P.L.C.                                       14,203   38,062             0.0%
                  Mears Group P.L.C.                                                 16,137  108,787             0.0%
                  Mediclinic International P.L.C.                                    28,608  304,140             0.1%
                  Meggitt P.L.C.                                                    120,877  723,880             0.2%
                  Melrose Industries P.L.C.                                         227,014  694,936             0.2%
                  Millennium & Copthorne Hotels P.L.C.                               34,874  203,469             0.1%
                  Mitchells & Butlers P.L.C.                                         44,003  151,211             0.0%
                  Mitie Group P.L.C.                                                 46,993  127,515             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
                  MJ Gleeson P.L.C.                                                   4,690 $   40,790             0.0%
                  Morgan Sindall Group P.L.C.                                         4,777     65,621             0.0%
*                 Mothercare P.L.C.                                                  13,594     22,083             0.0%
                  N Brown Group P.L.C.                                               20,340     62,843             0.0%
                  National Express Group P.L.C.                                      54,562    252,546             0.1%
                  NEX Group P.L.C.                                                   19,298    154,052             0.1%
                  Northgate P.L.C.                                                   25,084    175,200             0.1%
*                 Nostrum Oil & Gas P.L.C.                                            5,666     32,892             0.0%
                  Novae Group P.L.C.                                                  8,294     66,937             0.0%
                  OneSavings Bank P.L.C.                                             15,909     90,397             0.0%
                  Oxford Instruments P.L.C.                                           3,445     44,152             0.0%
*                 Paysafe Group P.L.C.                                               60,231    354,037             0.1%
                  Pearson P.L.C.                                                     10,794     89,036             0.0%
                  Pendragon P.L.C.                                                  139,154     63,073             0.0%
                  Persimmon P.L.C.                                                   33,858  1,021,601             0.3%
*                 Petra Diamonds, Ltd.                                               90,735    152,472             0.1%
*                 Petropavlovsk P.L.C.                                              406,663     40,689             0.0%
                  Pets at Home Group P.L.C.                                          41,462    100,743             0.0%
                  Phoenix Group Holdings                                             31,055    297,007             0.1%
                  Playtech P.L.C.                                                    25,338    314,685             0.1%
                  Polypipe Group P.L.C.                                              24,112    124,504             0.0%
                  Porvair P.L.C.                                                      3,303     22,505             0.0%
*                 Premier Foods P.L.C.                                              117,242     65,022             0.0%
#*                Premier Oil P.L.C.                                                 89,846     72,368             0.0%
*                 Punch Taverns P.L.C.                                                5,741     13,030             0.0%
                  PZ Cussons P.L.C.                                                  34,180    148,310             0.0%
                  Rank Group P.L.C.                                                  19,142     53,040             0.0%
*                 REA Holdings P.L.C.                                                 3,000     13,765             0.0%
                  Redrow P.L.C.                                                      43,436    324,481             0.1%
                  Renewi P.L.C.                                                      88,902    112,348             0.0%
                  Restaurant Group P.L.C. (The)                                      16,861     76,354             0.0%
                  Royal Mail P.L.C.                                                 125,913    656,585             0.2%
                  RPC Group P.L.C.                                                   44,883    471,496             0.1%
                  RPS Group P.L.C.                                                   35,046    115,388             0.0%
                  RSA Insurance Group P.L.C.                                         35,018    270,161             0.1%
                  S&U P.L.C.                                                            394     10,483             0.0%
                  Saga P.L.C.                                                        84,285    228,787             0.1%
                  Savills P.L.C.                                                     14,839    178,533             0.1%
                  SDL P.L.C.                                                          5,466     42,623             0.0%
                  Senior P.L.C.                                                      53,127    147,600             0.0%
                  Severfield P.L.C.                                                  34,961     39,869             0.0%
*                 Shawbrook Group P.L.C.                                              3,827     16,974             0.0%
                  SIG P.L.C.                                                        118,824    184,338             0.1%
                  Smiths Group P.L.C.                                                49,987  1,062,646             0.3%
                  Soco International P.L.C.                                          31,415     59,545             0.0%
                  Spectris P.L.C.                                                    15,996    571,945             0.2%
                  Speedy Hire P.L.C.                                                 63,232     45,146             0.0%
                  Spire Healthcare Group P.L.C.                                      21,278     93,205             0.0%
                  Spirent Communications P.L.C.                                      84,795    128,765             0.0%
*                 Sportech P.L.C.                                                    20,049     26,452             0.0%
*                 Sports Direct International P.L.C.                                 18,471     73,349             0.0%
                  St. Ives P.L.C.                                                    23,359     15,983             0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
                  St. Modwen Properties P.L.C.                                       31,748 $    150,336             0.0%
                  Stobart Group, Ltd.                                                24,926       72,195             0.0%
                  Stock Spirits Group P.L.C.                                         10,200       23,149             0.0%
                  Tate & Lyle P.L.C.                                                 57,850      567,320             0.2%
                  Taylor Wimpey P.L.C.                                              358,141      927,688             0.3%
                  TP ICAP P.L.C.                                                     73,615      437,433             0.1%
                  Travis Perkins P.L.C.                                              35,834      747,352             0.2%
                  Trifast P.L.C.                                                     19,271       56,261             0.0%
                  Trinity Mirror P.L.C.                                              55,698       79,228             0.0%
                  TT Electronics P.L.C.                                              27,387       73,097             0.0%
*                 Tullow Oil P.L.C.                                                 218,354      592,398             0.2%
                  Tyman P.L.C.                                                        8,046       34,399             0.0%
                  U & I Group P.L.C.                                                 17,523       43,140             0.0%
                  UBM P.L.C.                                                         38,463      353,756             0.1%
                  UDG Healthcare P.L.C.                                              31,707      307,097             0.1%
*                 Vectura Group P.L.C.                                               97,732      178,656             0.1%
                  Vedanta Resources P.L.C.                                           10,861       97,204             0.0%
                  Vesuvius P.L.C.                                                    44,673      307,133             0.1%
                  Virgin Money Holdings UK P.L.C.                                    27,515      113,102             0.0%
                  Vitec Group P.L.C. (The)                                            2,642       29,168             0.0%
*                 Volex P.L.C.                                                       13,872        7,456             0.0%
                  Volution Group P.L.C.                                              26,995       68,504             0.0%
                  Vp P.L.C.                                                           2,291       24,958             0.0%
                  William Hill P.L.C.                                                86,876      330,080             0.1%
                  WM Morrison Supermarkets P.L.C.                                   331,940    1,031,138             0.3%
                  Xaar P.L.C.                                                         8,049       39,165             0.0%
                                                                                            ------------ ---------------
TOTAL UNITED KINGDOM                                                                          42,478,386            11.2%
                                                                                            ------------ ---------------
UNITED STATES -- (0.0%)
*                 TechnipFMC P.L.C.                                                     907       27,267             0.0%
                                                                                            ------------ ---------------
TOTAL COMMON STOCKS                                                                          372,895,727            98.6%
                                                                                            ------------ ---------------
PREFERRED STOCKS -- (0.7%)
BRAZIL -- (0.5%)
                  Alpargatas SA                                                       3,700       15,504             0.0%
                  Banco ABC Brasil SA                                                15,138       84,989             0.0%
                  Banco do Estado do Rio Grande do Sul SA Class B                    36,700      164,303             0.1%
*                 Banco Pan SA                                                       31,900       18,894             0.0%
                  Cia Brasileira de Distribuicao                                     23,354      527,922             0.2%
                  Cia Ferro Ligas da Bahia - FERBASA                                  9,400       31,955             0.0%
                  Gerdau SA                                                         129,200      398,910             0.1%
                  Grazziotin SA                                                       1,600        9,830             0.0%
                  Marcopolo SA                                                       95,037       71,861             0.0%
*                 Randon SA Implementos e Participacoes                              46,600       69,003             0.0%
                  Suzano Papel e Celulose SA Class A                                 57,927      244,735             0.1%
                  Unipar Carbocloro SA Class B                                        9,300       22,766             0.0%
*                 Usinas Siderurgicas de Minas Gerais SA Class A                    106,400      142,803             0.0%
                                                                                            ------------ ---------------
TOTAL BRAZIL                                                                                   1,803,475             0.5%
                                                                                            ------------ ---------------
CHILE -- (0.0%)
                  Coca-Cola Embonor SA Class B                                       13,197       33,025             0.0%
                                                                                            ------------ ---------------

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
COLOMBIA -- (0.0%)
                  Avianca Holdings SA                                                  61,082 $     55,227             0.0%
                  Banco Davivienda SA                                                   8,142       85,793             0.1%
                  Grupo Argos SA                                                        4,813       31,247             0.0%
                                                                                              ------------ ---------------
TOTAL COLOMBIA                                                                                     172,267             0.1%
                                                                                              ------------ ---------------
GERMANY -- (0.2%)
                  Biotest AG                                                            4,190       89,887             0.0%
                  Draegerwerk AG & Co. KGaA                                             1,579      172,820             0.1%
                  Jungheinrich AG                                                       6,808      237,056             0.1%
                  Sixt SE                                                               2,861      127,819             0.0%
                  STO SE & Co. KGaA                                                       475       54,558             0.0%
                  Villeroy & Boch AG                                                    1,873       39,373             0.0%
                                                                                              ------------ ---------------
TOTAL GERMANY                                                                                      721,513             0.2%
                                                                                              ------------ ---------------
INDIA -- (0.0%)
                  Vedanta, Ltd.                                                     1,236,760       11,583             0.0%
                                                                                              ------------ ---------------
TOTAL PREFERRED STOCKS                                                                           2,741,863             0.8%
                                                                                              ------------ ---------------
RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
*                 Maurel et prom Rights 12/31/00                                       19,774           --             0.0%
                                                                                              ------------ ---------------
INDONESIA -- (0.0%)
*                 Sentul City Rights 4/13/17                                        1,988,220           --             0.0%
                                                                                              ------------ ---------------
ITALY -- (0.0%)
*                 d'Amico International Shipping SA Rights 5/18/17                     38,193        1,922             0.0%
                                                                                              ------------ ---------------
MALAYSIA -- (0.0%)
*                 MKH Bhd Rights 5/19/17                                                3,340        4,178             0.0%
                                                                                              ------------ ---------------
PHILIPPINES -- (0.0%)
*                 China Banking Corp. Rights 5/5/17                                     6,332          545             0.0%
                                                                                              ------------ ---------------
TAIWAN -- (0.0%)
*                 First Steamship Rights 5/8/17                                        24,676          204             0.0%
                                                                                              ------------ ---------------
THAILAND -- (0.0%)
*                 SCCC Rights 5/15/17                                                   1,921        1,500             0.0%
                                                                                              ------------ ---------------
UNITED KINGDOM -- (0.0%)
*                 Cobham P.L.C. Rights 5/4/17                                          71,587       52,850             0.0%
                                                                                              ------------ ---------------
TOTAL RIGHTS/WARRANTS                                                                               61,199             0.0%
                                                                                              ------------ ---------------
TOTAL INVESTMENT SECURITIES                                                                    375,698,789
                                                                                              ------------

                                                                                                VALUE+
                                                                                              ------------
SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@              DFA Short Term Investment Fund                                      860,347    9,956,793             2.6%
                                                                                              ------------ ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $336,254,471)                                             $385,655,582           102.0%
                                                                                              ============ ===============

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ---------------------------------------------
                                                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                                  ----------- ------------ ------- ------------
Common Stocks
   Australia                                                               -- $ 15,846,035      -- $ 15,846,035
   Austria                                                                 --    2,779,083      --    2,779,083
   Belgium                                                                 --    3,854,308      --    3,854,308
   Brazil                                                         $ 5,693,076           --      --    5,693,076
   Canada                                                          23,573,428           --      --   23,573,428
   Chile                                                              368,426      742,815      --    1,111,241
   China                                                            1,019,423   26,958,840      --   27,978,263
   Colombia                                                           269,524           --      --      269,524
   Denmark                                                                 --    5,235,205      --    5,235,205
   Finland                                                                 --    5,480,749      --    5,480,749
   France                                                                  --   14,814,622      --   14,814,622
   Germany                                                                 --   18,533,678      --   18,533,678
   Hong Kong                                                               --    8,030,148      --    8,030,148
   India                                                                2,434   17,814,468      --   17,816,902
   Indonesia                                                               --    3,460,196      --    3,460,196
   Ireland                                                                 --    2,431,335      --    2,431,335
   Israel                                                              28,492    2,093,974      --    2,122,466
   Italy                                                                   --   10,082,348      --   10,082,348
   Japan                                                                   --   64,299,721      --   64,299,721
   Malaysia                                                                --    3,635,443      --    3,635,443
   Mexico                                                           3,230,238           --      --    3,230,238
   Netherlands                                                             --    5,076,626      --    5,076,626
   New Zealand                                                             --    1,441,715      --    1,441,715
   Norway                                                                  --    3,582,090      --    3,582,090
   Philippines                                                             --    1,469,874      --    1,469,874
   Poland                                                                  --    1,608,243      --    1,608,243
   Portugal                                                                --      675,781      --      675,781
   Singapore                                                               --    2,989,116      --    2,989,116
   South Africa                                                     1,017,196    6,396,544      --    7,413,740
   South Korea                                                         10,785   17,346,275      --   17,357,060
   Spain                                                                   --    6,048,163      --    6,048,163
   Sweden                                                                  --    7,145,341      --    7,145,341
   Switzerland                                                             --   12,093,998      --   12,093,998
   Taiwan                                                                  --   18,325,905      --   18,325,905
   Thailand                                                         3,349,988       11,032      --    3,361,020
   Turkey                                                                  --    1,523,393      --    1,523,393
   United Kingdom                                                          --   42,478,386      --   42,478,386
   United States                                                           --       27,267      --       27,267
Preferred Stocks
   Brazil                                                           1,803,475           --      --    1,803,475
   Chile                                                                   --       33,025      --       33,025
   Colombia                                                           172,267           --      --      172,267
   Germany                                                                 --      721,513      --      721,513
   India                                                                   --       11,583      --       11,583
Rights/Warrants
   Italy                                                                   --        1,922      --        1,922
   Malaysia                                                                --        4,178      --        4,178
   Philippines                                                             --          545      --          545
   Taiwan                                                                  --          204      --          204
   Thailand                                                                --        1,500      --        1,500
   United Kingdom                                                          --       52,850      --       52,850
Securities Lending Collateral                                              --    9,956,793      --    9,956,793
                                                                  ----------- ------------ ------- ------------
TOTAL                                                             $40,538,752 $345,116,830      -- $385,655,582
                                                                  =========== ============ ======= ============

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
COMMON STOCKS -- (92.1%)
AUSTRALIA -- (4.1%)
                  Adelaide Brighton, Ltd.                                              91,396 $  405,202             0.0%
                  AGL Energy, Ltd.                                                     18,513    370,646             0.0%
#                 Ainsworth Game Technology, Ltd.                                      56,119     78,143             0.0%
                  ALS, Ltd.                                                            57,069    266,937             0.0%
                  Altium, Ltd.                                                         14,326     87,844             0.0%
#                 Alumina, Ltd.                                                       579,155    795,045             0.1%
                  AMA Group, Ltd.                                                      39,932     31,694             0.0%
                  Amaysim Australia, Ltd.                                              14,754     19,642             0.0%
                  Amcor, Ltd.                                                          45,792    538,435             0.0%
                  Amcor, Ltd. Sponsored ADR                                               793     37,271             0.0%
                  AMP, Ltd.                                                           452,607  1,813,448             0.1%
                  Ansell, Ltd.                                                         42,372    754,262             0.1%
                  AP Eagers, Ltd.                                                      12,095     72,804             0.0%
                  APA Group                                                            36,493    250,272             0.0%
                  APN News & Media, Ltd.                                               82,299    153,381             0.0%
                  APN Outdoor Group, Ltd.                                              22,921     93,431             0.0%
#                 Appen, Ltd.                                                           5,480     10,907             0.0%
#                 ARB Corp., Ltd.                                                      10,383    120,394             0.0%
#                 Ardent Leisure Group                                                143,479    217,853             0.0%
                  Aristocrat Leisure, Ltd.                                             44,632    655,897             0.1%
#*                Arrium, Ltd.                                                        483,517          3             0.0%
                  Asaleo Care, Ltd.                                                    70,591     94,728             0.0%
                  ASX, Ltd.                                                             8,863    335,994             0.0%
*                 Atlas Iron, Ltd.                                                  1,866,742     22,207             0.0%
                  AUB Group, Ltd.                                                       7,596     68,760             0.0%
                  Aurizon Holdings, Ltd.                                              221,494    854,114             0.1%
                  Ausdrill, Ltd.                                                      113,665    116,168             0.0%
                  AusNet Services                                                     180,695    236,649             0.0%
                  Austal, Ltd.                                                         92,730    118,848             0.0%
#                 Australia & New Zealand Banking Group, Ltd.                         147,526  3,611,286             0.2%
#*                Australian Agricultural Co., Ltd.                                   125,616    162,068             0.0%
                  Australian Finance Group, Ltd.                                       14,352     14,484             0.0%
                  Australian Pharmaceutical Industries, Ltd.                           92,876    154,853             0.0%
#                 Automotive Holdings Group, Ltd.                                      99,461    277,545             0.0%
#                 Aveo Group                                                           72,061    169,964             0.0%
*                 AWE, Ltd.                                                           168,955     57,436             0.0%
                  Bank of Queensland, Ltd.                                             86,413    773,147             0.1%
                  Bapcor, Ltd.                                                         15,983     62,503             0.0%
                  Beach Energy, Ltd.                                                  486,599    267,173             0.0%
#*                Beadell Resources, Ltd.                                              88,089     15,132             0.0%
#                 Bega Cheese, Ltd.                                                    13,892     62,318             0.0%
#                 Bellamy's Australia, Ltd.                                             8,960     34,447             0.0%
                  Bendigo & Adelaide Bank, Ltd.                                       120,710  1,110,858             0.1%
                  BHP Billiton, Ltd.                                                  283,621  5,049,569             0.3%
#                 BHP Billiton, Ltd. Sponsored ADR                                     13,830    492,348             0.0%
*                 Billabong International, Ltd.                                        13,571     11,324             0.0%
#                 Blackmores, Ltd.                                                      2,545    202,957             0.0%
                  Blue Sky Alternative Investments, Ltd.                                4,898     29,346             0.0%
                  BlueScope Steel, Ltd.                                               212,219  1,854,144             0.1%
                  Boral, Ltd.                                                         250,261  1,153,589             0.1%
                  Brambles, Ltd.                                                       66,643    515,689             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
AUSTRALIA -- (Continued)
                  Breville Group, Ltd.                                               19,667 $  157,548             0.0%
                  Brickworks, Ltd.                                                   19,679    216,861             0.0%
                  BT Investment Management, Ltd.                                     26,950    240,742             0.0%
                  Cabcharge Australia, Ltd.                                          31,613     62,250             0.0%
                  Caltex Australia, Ltd.                                             14,560    324,998             0.0%
*                 Cardno, Ltd.                                                       46,588     46,421             0.0%
                  carsales.com, Ltd.                                                 40,324    353,664             0.0%
#                 Cash Converters International, Ltd.                                48,880     10,042             0.0%
                  Cedar Woods Properties, Ltd.                                        2,828     11,335             0.0%
                  Challenger, Ltd.                                                  105,104  1,038,101             0.1%
                  CIMIC Group, Ltd.                                                  13,452    372,793             0.0%
                  Cleanaway Waste Management, Ltd.                                  496,603    471,569             0.0%
                  Coca-Cola Amatil, Ltd.                                             47,422    332,353             0.0%
                  Cochlear, Ltd.                                                      5,969    624,837             0.0%
                  Codan, Ltd.                                                        35,659     58,498             0.0%
#                 Collection House, Ltd.                                             34,812     35,183             0.0%
                  Collins Foods, Ltd.                                                34,975    137,264             0.0%
#                 Commonwealth Bank of Australia                                     52,903  3,455,302             0.2%
                  Computershare, Ltd.                                                52,776    581,806             0.0%
*                 Cooper Energy, Ltd.                                                97,882     24,853             0.0%
#                 Corporate Travel Management, Ltd.                                   9,000    137,129             0.0%
                  Costa Group Holdings, Ltd.                                         16,900     55,475             0.0%
#                 Credit Corp. Group, Ltd.                                           12,422    169,111             0.0%
                  Crown Resorts, Ltd.                                                36,723    343,372             0.0%
#                 CSG, Ltd.                                                          53,312     19,161             0.0%
                  CSL, Ltd.                                                           9,051    897,498             0.1%
                  CSR, Ltd.                                                         170,489    625,165             0.0%
                  Data#3, Ltd.                                                       30,955     39,806             0.0%
                  Decmil Group, Ltd.                                                  7,114      4,171             0.0%
                  Dicker Data, Ltd.                                                   7,721     14,099             0.0%
#                 Domino's Pizza Enterprises, Ltd.                                    7,052    322,488             0.0%
*                 Doray Minerals, Ltd.                                               87,153     19,365             0.0%
                  Downer EDI, Ltd.                                                  179,271    787,778             0.1%
                  DUET Group                                                        232,777    525,997             0.0%
                  DuluxGroup, Ltd.                                                   63,350    320,760             0.0%
                  DWS, Ltd.                                                          30,140     35,070             0.0%
                  Eclipx Group, Ltd.                                                 46,309    133,627             0.0%
#*                Elders, Ltd.                                                       27,688     92,229             0.0%
#*                Energy Resources of Australia, Ltd.                                27,566     12,405             0.0%
                  ERM Power, Ltd.                                                    46,673     42,463             0.0%
                  Event Hospitality and Entertainment, Ltd.                          29,156    283,675             0.0%
                  Evolution Mining, Ltd.                                            184,558    320,781             0.0%
                  Fairfax Media, Ltd.                                               610,699    484,144             0.0%
#*                FAR, Ltd.                                                         418,921     25,716             0.0%
#                 FlexiGroup, Ltd.                                                   90,375    157,355             0.0%
#                 Flight Centre Travel Group, Ltd.                                   15,179    357,035             0.0%
                  Fortescue Metals Group, Ltd.                                      376,432  1,492,045             0.1%
#                 G8 Education, Ltd.                                                119,251    329,947             0.0%
#                 Gateway Lifestyle                                                   6,546     10,442             0.0%
#                 GBST Holdings, Ltd.                                                13,341     29,068             0.0%
                  Genworth Mortgage Insurance Australia, Ltd.                         9,286     22,835             0.0%
                  GrainCorp, Ltd. Class A                                            66,597    444,142             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
AUSTRALIA -- (Continued)
#                 Greencross, Ltd.                                                   21,182 $  107,777             0.0%
*                 Greenland Minerals & Energy, Ltd.                                 177,454     11,810             0.0%
                  GUD Holdings, Ltd.                                                 12,263    114,148             0.0%
                  GWA Group, Ltd.                                                    92,699    216,488             0.0%
                  Hansen Technologies, Ltd.                                          33,930     91,433             0.0%
#                 Harvey Norman Holdings, Ltd.                                      115,862    363,417             0.0%
                  Healthscope, Ltd.                                                 232,095    383,314             0.0%
                  HFA Holdings, Ltd.                                                 20,518     36,689             0.0%
*                 Hills, Ltd.                                                        10,276      1,500             0.0%
                  IDP Education, Ltd.                                                16,445     56,664             0.0%
                  Iluka Resources, Ltd.                                              76,502    480,742             0.0%
*                 Imdex, Ltd.                                                        37,444     17,347             0.0%
#                 IMF Bentham, Ltd.                                                  48,015     69,360             0.0%
                  Incitec Pivot, Ltd.                                               306,692    868,905             0.1%
#                 Independence Group NL                                             138,669    339,729             0.0%
*                 Infigen Energy                                                    259,735    184,850             0.0%
                  Infomedia, Ltd.                                                    58,238     30,908             0.0%
                  Insurance Australia Group, Ltd.                                    96,159    446,358             0.0%
                  Integrated Research, Ltd.                                          12,646     28,385             0.0%
                  InvoCare, Ltd.                                                     18,795    205,063             0.0%
#                 IOOF Holdings, Ltd.                                                55,161    363,606             0.0%
                  IRESS, Ltd.                                                        26,412    245,942             0.0%
                  iSelect, Ltd.                                                      40,661     60,514             0.0%
#                 iSentia Group, Ltd.                                                37,492     40,651             0.0%
                  IVE Group, Ltd.                                                     7,546     13,208             0.0%
                  James Hardie Industries P.L.C.                                     38,047    643,768             0.1%
                  James Hardie Industries P.L.C. Sponsored ADR                        1,045     17,828             0.0%
#                 Japara Healthcare, Ltd.                                            32,300     50,036             0.0%
#                 JB Hi-Fi, Ltd.                                                     17,341    320,391             0.0%
*                 Karoon Gas Australia, Ltd.                                         70,579     77,987             0.0%
                  LendLease Group                                                    59,027    708,658             0.1%
                  Link Administration Holdings, Ltd.                                 57,970    335,086             0.0%
#*                Lynas Corp., Ltd.                                                 686,156     46,715             0.0%
                  MACA, Ltd.                                                         27,449     34,097             0.0%
                  Macquarie Atlas Roads Group                                        39,906    159,454             0.0%
                  Macquarie Group, Ltd.                                              36,962  2,567,632             0.1%
                  Magellan Financial Group, Ltd.                                     15,534    273,813             0.0%
#                 Mantra Group, Ltd.                                                 63,243    133,430             0.0%
#*                Mayne Pharma Group, Ltd.                                          125,383    126,079             0.0%
                  McMillan Shakespeare, Ltd.                                         12,859    130,072             0.0%
                  Medibank Pvt, Ltd.                                                238,202    518,557             0.0%
*                 Medusa Mining, Ltd.                                                85,990     24,379             0.0%
                  Melbourne IT, Ltd.                                                 12,218     19,682             0.0%
#*                Mesoblast, Ltd.                                                    69,850    164,716             0.0%
*                 Metals X, Ltd.                                                     45,805     25,242             0.0%
#*                Metcash, Ltd.                                                     300,995    484,578             0.0%
                  Mineral Resources, Ltd.                                            49,778    398,110             0.0%
#*                MMA Offshore, Ltd.                                                 61,531     10,145             0.0%
                  MNF Group, Ltd.                                                     3,420     11,365             0.0%
                  Monadelphous Group, Ltd.                                           25,487    238,292             0.0%
                  Monash IVF Group, Ltd.                                             28,800     42,921             0.0%
                  Mortgage Choice, Ltd.                                              22,689     38,743             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
AUSTRALIA -- (Continued)
*                 Mount Gibson Iron, Ltd.                                           299,373 $   80,575             0.0%
#                 Myer Holdings, Ltd.                                               281,095    233,558             0.0%
#                 MYOB Group, Ltd.                                                   14,616     38,486             0.0%
                  National Australia Bank, Ltd.                                     167,814  4,259,478             0.2%
                  Navitas, Ltd.                                                      42,942    147,461             0.0%
#*                NetComm Wireless, Ltd.                                             19,594     19,898             0.0%
                  New Hope Corp., Ltd.                                               31,164     39,184             0.0%
                  Newcrest Mining, Ltd.                                              89,032  1,428,370             0.1%
*                 NEXTDC, Ltd.                                                       18,428     57,266             0.0%
                  nib holdings, Ltd.                                                 76,046    341,560             0.0%
                  Nick Scali, Ltd.                                                    4,603     24,798             0.0%
                  Nine Entertainment Co. Holdings, Ltd.                             141,591    130,376             0.0%
                  Northern Star Resources, Ltd.                                      93,831    305,073             0.0%
*                 NRW Holdings, Ltd.                                                121,278     50,659             0.0%
                  Nufarm, Ltd.                                                       51,442    390,972             0.0%
#                 OFX Group, Ltd.                                                    28,073     30,155             0.0%
                  Oil Search, Ltd.                                                  131,463    709,366             0.1%
                  Orica, Ltd.                                                        95,732  1,326,321             0.1%
*                 Origin Energy, Ltd.                                               181,275    975,491             0.1%
#*                Orocobre, Ltd.                                                     26,183     61,738             0.0%
                  Orora, Ltd.                                                       363,582    819,771             0.1%
                  OZ Minerals, Ltd.                                                  86,080    457,070             0.0%
#                 Pacific Current Group, Ltd.                                         2,940     11,418             0.0%
                  Pacific Smiles Group, Ltd.                                          7,482     11,072             0.0%
                  Pact Group Holdings, Ltd.                                          19,451    102,656             0.0%
#*                Paladin Energy, Ltd.                                              442,639     34,802             0.0%
                  Peet, Ltd.                                                        109,715    101,863             0.0%
#*                Peninsula Energy, Ltd.                                             19,053      4,909             0.0%
                  Perpetual, Ltd.                                                     8,058    318,231             0.0%
#*                Perseus Mining, Ltd.                                              254,507     56,213             0.0%
                  Platinum Asset Management, Ltd.                                    43,007    149,829             0.0%
                  Premier Investments, Ltd.                                          32,888    322,516             0.0%
                  Primary Health Care, Ltd.                                         170,239    431,658             0.0%
                  Pro Medicus, Ltd.                                                   6,728     27,426             0.0%
                  Programmed Maintenance Services, Ltd.                              84,718    109,042             0.0%
                  Qantas Airways, Ltd.                                              114,899    364,214             0.0%
                  QBE Insurance Group, Ltd.                                         116,321  1,117,585             0.1%
#                 Qube Holdings, Ltd.                                               163,545    321,505             0.0%
#                 Quintis, Ltd.                                                      95,042     85,444             0.0%
#*                Ramelius Resources, Ltd.                                          196,520     59,443             0.0%
                  Ramsay Health Care, Ltd.                                            5,423    290,792             0.0%
                  RCR Tomlinson, Ltd.                                                42,291     89,813             0.0%
#                 REA Group, Ltd.                                                     4,818    221,264             0.0%
                  Reckon, Ltd.                                                       14,625     17,069             0.0%
                  Regis Healthcare, Ltd.                                             22,069     74,099             0.0%
                  Regis Resources, Ltd.                                              81,521    202,462             0.0%
                  Reject Shop, Ltd. (The)                                             8,575     27,279             0.0%
                  Resolute Mining, Ltd.                                             288,895    268,235             0.0%
#                 Retail Food Group, Ltd.                                            19,063     77,877             0.0%
                  Ridley Corp., Ltd.                                                 33,526     35,903             0.0%
                  Rio Tinto, Ltd.                                                    34,545  1,563,910             0.1%
                  Sandfire Resources NL                                              44,603    193,137             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
AUSTRALIA -- (Continued)
*                 Santos, Ltd.                                                      232,043 $  602,407             0.0%
#*                Saracen Mineral Holdings, Ltd.                                    243,483    171,871             0.0%
#                 SeaLink Travel Group, Ltd.                                          8,455     27,441             0.0%
                  Seek, Ltd.                                                         44,731    569,791             0.0%
#                 Select Harvests, Ltd.                                              20,988     85,434             0.0%
#*                Senex Energy, Ltd.                                                368,076     87,785             0.0%
#                 Servcorp, Ltd.                                                      7,578     33,423             0.0%
                  Service Stream, Ltd.                                               38,483     33,440             0.0%
#                 Seven Group Holdings, Ltd.                                         30,072    249,465             0.0%
                  Seven West Media, Ltd.                                            257,235    142,342             0.0%
                  Sigma Pharmaceuticals, Ltd.                                       202,673    189,747             0.0%
#*                Silver Lake Resources, Ltd.                                       205,129     73,325             0.0%
#                 Sims Metal Management, Ltd.                                        56,546    519,122             0.0%
                  Sirtex Medical, Ltd.                                                7,727     89,730             0.0%
#*                Slater & Gordon, Ltd.                                              45,213      3,114             0.0%
                  SMS Management & Technology, Ltd.                                  10,362     12,411             0.0%
                  Sonic Healthcare, Ltd.                                             32,819    542,543             0.0%
                  South32, Ltd.                                                     519,756  1,077,089             0.1%
                  South32, Ltd. ADR                                                  12,570    129,974             0.0%
                  Southern Cross Media Group, Ltd.                                  180,976    174,916             0.0%
                  Spark Infrastructure Group                                        247,683    461,845             0.0%
                  SpeedCast International, Ltd.                                      25,801     73,431             0.0%
                  Spotless Group Holdings, Ltd.                                     241,570    195,176             0.0%
*                 St Barbara, Ltd.                                                   90,211    184,906             0.0%
                  Star Entertainment Grp, Ltd. (The)                                183,705    765,175             0.1%
                  Steadfast Group, Ltd.                                             133,327    271,094             0.0%
                  Suncorp Group, Ltd.                                               109,418  1,127,951             0.1%
#*                Sundance Energy Australia, Ltd.                                   370,784     27,685             0.0%
#                 Super Retail Group, Ltd.                                           40,724    287,619             0.0%
                  Sydney Airport                                                     41,112    212,339             0.0%
*                 Syrah Resources, Ltd.                                              16,940     28,876             0.0%
                  Tabcorp Holdings, Ltd.                                            189,351    672,722             0.1%
                  Tassal Group, Ltd.                                                 61,665    205,873             0.0%
                  Tatts Group, Ltd.                                                 211,298    679,750             0.1%
                  Technology One, Ltd.                                               42,838    175,004             0.0%
                  Telstra Corp., Ltd.                                                87,765    277,300             0.0%
                  Telstra Corp., Ltd. ADR                                               939     14,846             0.0%
#*                Ten Network Holdings, Ltd.                                         55,008     11,130             0.0%
                  Thorn Group, Ltd.                                                  47,733     45,902             0.0%
                  Tox Free Solutions, Ltd.                                           75,597    125,057             0.0%
#                 TPG Telecom, Ltd.                                                  25,508    112,545             0.0%
                  Transurban Group                                                   47,455    433,544             0.0%
                  Treasury Wine Estates, Ltd.                                       142,950  1,283,456             0.1%
#*                Troy Resources, Ltd.                                               92,972      9,144             0.0%
                  Villa World, Ltd.                                                  13,294     23,093             0.0%
                  Village Roadshow, Ltd.                                             22,246     60,426             0.0%
#*                Virgin Australia Holdings, Ltd.                                   328,693     45,570             0.0%
                  Virtus Health, Ltd.                                                27,298    119,019             0.0%
#                 Vita Group, Ltd.                                                   14,846     25,267             0.0%
#                 Vocus Group, Ltd.                                                  89,250    224,995             0.0%
                  Webjet, Ltd.                                                       11,211     95,445             0.0%
                  Wesfarmers, Ltd.                                                   31,563  1,016,014             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
AUSTRALIA -- (Continued)
#*                Western Areas, Ltd.                                                79,412 $   131,796             0.0%
#*                Westgold Resources, Ltd.                                           22,902      33,493             0.0%
                  Westpac Banking Corp.                                             198,957   5,215,609             0.3%
#                 Westpac Banking Corp. Sponsored ADR                                 6,839     180,208             0.0%
*                 Whitehaven Coal, Ltd.                                             162,676     332,759             0.0%
                  Woodside Petroleum, Ltd.                                           59,391   1,429,629             0.1%
                  Woolworths, Ltd.                                                   29,830     599,632             0.0%
*                 WorleyParsons, Ltd.                                                67,342     568,829             0.0%
                  WPP AUNZ, Ltd.                                                     90,567      78,986             0.0%
                                                                                            ----------- ---------------
TOTAL AUSTRALIA                                                                              95,492,319             4.4%
                                                                                            ----------- ---------------
AUSTRIA -- (0.4%)
                  ANDRITZ AG                                                          9,020     498,419             0.0%
                  Atrium European Real Estate, Ltd.                                  27,321     115,056             0.0%
#                 Austria Technologie & Systemtechnik AG                              7,500      81,032             0.0%
                  BUWOG AG                                                           20,343     549,384             0.0%
                  CA Immobilien Anlagen AG                                           16,487     361,056             0.0%
#                 DO & CO AG                                                            822      55,477             0.0%
                  Erste Group Bank AG                                                33,194   1,188,471             0.1%
                  EVN AG                                                              5,678      75,201             0.0%
*                 FACC AG                                                             2,477      18,792             0.0%
#                 IMMOFINANZ AG                                                     134,526     279,650             0.0%
                  Kapsch TrafficCom AG                                                  909      44,550             0.0%
#                 Lenzing AG                                                          1,417     264,172             0.0%
#                 Mayr Melnhof Karton AG                                              1,829     221,326             0.0%
#                 Oesterreichische Post AG                                            4,225     179,226             0.0%
                  OMV AG                                                             29,916   1,377,964             0.1%
                  Palfinger AG                                                        2,705     110,394             0.0%
                  POLYTEC Holding AG                                                  4,035      70,454             0.0%
                  Porr Ag                                                             1,812      64,801             0.0%
*                 Raiffeisen Bank International AG                                   31,086     708,643             0.1%
                  RHI AG                                                              4,773     138,970             0.0%
                  S IMMO AG                                                          12,329     161,140             0.0%
#                 Schoeller-Bleckmann Oilfield Equipment AG                           1,136      79,308             0.0%
#                 Semperit AG Holding                                                 1,666      44,457             0.0%
                  Strabag SE                                                          4,363     178,431             0.0%
                  Telekom Austria AG                                                 39,079     274,255             0.0%
#                 UBM Development AG                                                    580      21,699             0.0%
                  UNIQA Insurance Group AG                                           47,451     395,962             0.0%
                  Verbund AG                                                         13,454     223,362             0.0%
                  Vienna Insurance Group AG Wiener Versicherung Gruppe               14,400     373,545             0.0%
                  Voestalpine AG                                                     24,390   1,016,803             0.1%
                  Wienerberger AG                                                    32,519     761,345             0.1%
                  Zumtobel Group AG                                                   4,990     103,910             0.0%
                                                                                            ----------- ---------------
TOTAL AUSTRIA                                                                                10,037,255             0.5%
                                                                                            ----------- ---------------
BELGIUM -- (1.0%)
#*                Ablynx NV                                                           3,535      41,583             0.0%
                  Ackermans & van Haaren NV                                           7,291   1,193,298             0.1%
                  Ageas                                                              46,249   1,893,704             0.1%
*                 AGFA-Gevaert NV                                                    69,932     355,007             0.0%
                  Anheuser-Busch InBev SA/NV                                         36,562   4,123,109             0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------ ----------- ---------------
BELGIUM -- (Continued)
#                 Anheuser-Busch InBev SA/NV Sponsored ADR                           1,081 $   122,412             0.0%
                  Atenor                                                               483      25,786             0.0%
                  Banque Nationale de Belgique                                          13      42,553             0.0%
                  Barco NV                                                           3,211     316,317             0.0%
                  Bekaert SA                                                        10,905     548,899             0.0%
                  bpost SA                                                          20,204     484,248             0.0%
#*                Celyad SA                                                          1,213      38,808             0.0%
                  Cie d'Entreprises CFE                                              2,251     328,063             0.0%
*                 Cie Immobiliere de Belgique SA                                       445      28,106             0.0%
                  Colruyt SA                                                        16,804     863,492             0.1%
                  D'ieteren SA                                                       8,065     393,491             0.0%
                  Econocom Group SA                                                 19,795     318,318             0.0%
                  Elia System Operator SA                                            5,137     272,473             0.0%
                  Euronav NV                                                        37,276     295,893             0.0%
                  EVS Broadcast Equipment SA                                         2,800     112,771             0.0%
                  Exmar NV                                                           8,759      56,255             0.0%
#*                Fagron                                                             8,168     107,801             0.0%
*                 Galapagos NV                                                       6,439     564,111             0.0%
                  Gimv NV                                                            1,885     115,024             0.0%
                  Ion Beam Applications                                              2,150     127,617             0.0%
                  Jensen-Group NV                                                      622      29,767             0.0%
                  KBC Group NV                                                      36,290   2,622,565             0.1%
                  Kinepolis Group NV                                                 2,861     165,195             0.0%
                  Lotus Bakeries                                                        53     133,321             0.0%
*                 MDxHealth                                                          5,842      33,716             0.0%
                  Melexis NV                                                         2,752     229,418             0.0%
#*                Nyrstar NV                                                        22,544     127,602             0.0%
                  Ontex Group NV                                                    19,980     666,634             0.1%
*                 Orange Belgium SA                                                  8,768     182,895             0.0%
#                 Picanol                                                              277      27,000             0.0%
#                 Proximus SADP                                                     23,040     704,654             0.1%
                  Recticel SA                                                       20,604     171,613             0.0%
                  Resilux                                                              114      19,220             0.0%
#*                Sapec                                                                 66      12,074             0.0%
                  Sioen Industries NV                                                1,678      55,899             0.0%
                  Sipef SA                                                             615      42,656             0.0%
                  Solvay SA                                                         16,230   2,064,310             0.1%
*                 Telenet Group Holding NV                                           5,281     320,877             0.0%
#                 TER Beke SA                                                          190      37,150             0.0%
*                 Tessenderlo Chemie NV                                             11,349     465,811             0.0%
*                 ThromboGenics NV                                                  19,800      67,413             0.0%
#                 UCB SA                                                            13,669   1,066,851             0.1%
#                 Umicore SA                                                        23,463   1,374,630             0.1%
                  Van de Velde NV                                                    1,202      66,025             0.0%
*                 Viohalco SA                                                        4,480       8,717             0.0%
                                                                                           ----------- ---------------
TOTAL BELGIUM                                                                               23,465,152             1.1%
                                                                                           ----------- ---------------
BRAZIL -- (1.2%)
                  AES Tiete Energia SA(BZ8W2L7)                                     45,881     194,998             0.0%
                  AES Tiete Energia SA(BZ8W2J5)                                         13          11             0.0%
                  Aliansce Shopping Centers SA                                      25,565     121,380             0.0%
                  Alupar Investimento SA                                            17,538     104,154             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
BRAZIL -- (Continued)
                  Ambev SA ADR                                                       79,200 $  453,816             0.0%
                  Arezzo Industria e Comercio SA                                      9,000     95,556             0.0%
*                 B2W Cia Digital(B1LH3Y1)                                           45,290    190,917             0.0%
*                 B2W Cia Digital(BDFZQZ7)                                           14,547     60,176             0.0%
                  Banco Bradesco SA                                                  60,239    617,753             0.1%
                  Banco do Brasil SA                                                 63,950    661,854             0.1%
                  Banco Santander Brasil SA                                          28,300    244,478             0.0%
                  BB Seguridade Participacoes SA                                     30,000    282,510             0.0%
                  BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros           335,382  2,008,668             0.1%
*                 BR Malls Participacoes SA                                         106,250    470,318             0.0%
*                 Brasil Brokers Participacoes SA                                    21,900     11,247             0.0%
                  BrasilAgro - Co. Brasileira de Propriedades Agricolas               4,500     18,133             0.0%
                  Braskem SA Sponsored ADR                                            3,700     79,772             0.0%
                  BRF SA                                                             28,461    356,788             0.0%
                  BRF SA ADR                                                         10,100    125,644             0.0%
                  BTG Pactual Group                                                  18,380    107,652             0.0%
                  CCR SA                                                            128,100    714,346             0.1%
*                 Centrais Eletricas Brasileiras SA                                  60,600    344,807             0.0%
                  Cia Brasileira de Distribuicao ADR                                  1,600     36,080             0.0%
                  Cia de Saneamento Basico do Estado de Sao Paulo                    23,400    215,787             0.0%
                  Cia de Saneamento Basico do Estado de Sao Paulo ADR                 6,900     63,480             0.0%
                  Cia de Saneamento de Minas Gerais-COPASA                           13,134    148,966             0.0%
                  Cia Energetica de Minas Gerais                                     12,700     37,091             0.0%
#                 Cia Energetica de Minas Gerais Sponsored ADR                        8,800     24,024             0.0%
                  Cia Hering                                                         47,000    326,063             0.0%
                  Cia Paranaense de Energia                                           4,600     33,840             0.0%
                  Cia Paranaense de Energia Sponsored ADR                             2,400     22,008             0.0%
*                 Cia Siderurgica Nacional SA                                       180,473    440,657             0.0%
*                 Cia Siderurgica Nacional SA Sponsored ADR                          28,200     67,962             0.0%
                  Cielo SA                                                           25,056    190,246             0.0%
                  Construtora Tenda SA                                               10,494     29,161             0.0%
*                 Cosan Logistica SA                                                 25,900     53,855             0.0%
                  Cosan SA Industria e Comercio                                      30,400    355,427             0.0%
                  CPFL Energia SA                                                    12,164     99,641             0.0%
                  CPFL Energia SA ADR                                                 1,903     30,924             0.0%
                  CVC Brasil Operadora e Agencia de Viagens SA                       11,400    111,197             0.0%
                  Cyrela Brazil Realty SA Empreendimentos e Participacoes            86,439    359,476             0.0%
                  Direcional Engenharia SA                                           40,100     77,066             0.0%
                  Duratex SA                                                        102,483    288,330             0.0%
                  EcoRodovias Infraestrutura e Logistica SA                          50,055    148,870             0.0%
                  EDP - Energias do Brasil SA                                        62,388    263,779             0.0%
                  Embraer SA                                                        179,672    869,477             0.1%
                  Embraer SA ADR                                                      6,200    119,040             0.0%
                  Engie Brasil Energia SA                                            15,826    169,526             0.0%
                  Equatorial Energia SA                                              32,550    589,562             0.1%
                  Estacio Participacoes SA                                           79,102    444,350             0.0%
                  Even Construtora e Incorporadora SA                                75,100    105,053             0.0%
                  Ez Tec Empreendimentos e Participacoes SA                          22,483    143,934             0.0%
                  Fibria Celulose SA                                                 38,795    359,343             0.0%
                  Fibria Celulose SA Sponsored ADR                                    9,400     86,292             0.0%
                  Fleury SA                                                          11,900    196,906             0.0%
                  FPC Par Corretora de Seguros SA                                    14,500     86,341             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
BRAZIL -- (Continued)
                  GAEC Educacao SA                                                    5,400 $   22,797             0.0%
                  Gafisa SA                                                          10,495     60,143             0.0%
#                 Gafisa SA ADR                                                         860      9,791             0.0%
                  Gerdau SA                                                          38,100    116,075             0.0%
                  Gerdau SA Sponsored ADR                                            32,200     98,210             0.0%
                  Grendene SA                                                        27,917    216,806             0.0%
                  Guararapes Confeccoes SA                                            2,600     73,321             0.0%
                  Helbor Empreendimentos SA                                          44,997     35,867             0.0%
                  Hypermarcas SA                                                     40,600    384,504             0.0%
                  Iguatemi Empresa de Shopping Centers SA                            15,745    164,541             0.0%
*                 International Meal Co. Alimentacao SA                              46,600     89,851             0.0%
                  Iochpe Maxion SA                                                   35,991    189,477             0.0%
                  Itau Unibanco Holding SA                                           27,170    291,555             0.0%
                  JBS SA                                                            131,647    425,959             0.0%
*                 JHSF Participacoes SA                                              74,600     56,878             0.0%
*                 JSL SA                                                              7,500     16,635             0.0%
                  Kepler Weber SA                                                     5,100     40,298             0.0%
                  Klabin SA                                                          29,700    147,843             0.0%
                  Kroton Educacional SA                                             249,153  1,173,528             0.1%
                  Light SA                                                           22,600    155,577             0.0%
                  Linx SA                                                            12,000     66,955             0.0%
                  Localiza Rent a Car SA                                             37,836    563,836             0.1%
                  Lojas Americanas SA                                                29,427    126,829             0.0%
                  Lojas Renner SA                                                   112,400  1,047,492             0.1%
*                 LPS Brasil Consultoria de Imoveis SA                                9,200     13,333             0.0%
                  M Dias Branco SA                                                   22,347    343,085             0.0%
*                 Magnesita Refratarios SA                                           12,000    102,645             0.0%
                  Mahle-Metal Leve SA                                                10,387     66,137             0.0%
                  Marcopolo SA                                                       16,500     10,917             0.0%
*                 Marfrig Global Foods SA                                            92,400    210,182             0.0%
*                 Mills Estruturas e Servicos de Engenharia SA                       32,500     35,735             0.0%
                  Minerva SA                                                         35,600    113,281             0.0%
                  MRV Engenharia e Participacoes SA                                  88,300    443,440             0.0%
                  Multiplan Empreendimentos Imobiliarios SA                          12,652    269,857             0.0%
                  Multiplus SA                                                        7,000     86,186             0.0%
                  Natura Cosmeticos SA                                               31,300    298,302             0.0%
                  Odontoprev SA                                                      34,974    126,164             0.0%
                  Paranapanema SA                                                    31,700     12,983             0.0%
*                 Petroleo Brasileiro SA                                            210,099    950,527             0.1%
*                 Petroleo Brasileiro SA Sponsored ADR                               31,500    283,815             0.0%
                  Porto Seguro SA                                                    33,100    299,501             0.0%
                  Portobello SA                                                      13,500     12,292             0.0%
*                 Prumo Logistica SA                                                 23,700     67,425             0.0%
                  QGEP Participacoes SA                                              44,400     88,966             0.0%
                  Qualicorp SA                                                       82,681    588,709             0.1%
                  Raia Drogasil SA                                                   28,000    595,013             0.1%
*                 Restoque Comercio e Confeccoes de Roupas SA                         8,124     11,774             0.0%
*                 Rumo SA                                                           143,511    394,717             0.0%
*                 Santos Brasil Participacoes SA                                     45,000     33,317             0.0%
                  Sao Carlos Empreendimentos e Participacoes SA                       3,000     30,708             0.0%
                  Sao Martinho SA                                                    61,200    343,208             0.0%
                  Ser Educacional SA                                                  9,300     71,785             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
BRAZIL -- (Continued)
                  SLC Agricola SA                                                    17,900 $   110,534             0.0%
                  Smiles SA                                                           9,000     195,763             0.0%
                  Sonae Sierra Brasil SA                                              4,600      31,434             0.0%
*                 Springs Global Participacoes SA                                     9,400      26,565             0.0%
                  Sul America SA                                                     79,239     419,156             0.0%
*                 Tecnisa SA(BYQ1XZ0)                                                 6,452       5,773             0.0%
                  Tecnisa SA(B1N9YM0)                                                30,591      27,371             0.0%
                  Telefonica Brasil SA ADR                                            3,300      48,807             0.0%
                  Tim Participacoes SA                                               80,721     260,928             0.0%
                  Tim Participacoes SA ADR                                            2,300      37,053             0.0%
                  Totvs SA                                                           28,763     251,920             0.0%
                  TPI - Triunfo Participacoes e Investimentos SA                     18,300      22,140             0.0%
                  Transmissora Alianca de Energia Eletrica SA                        51,843     375,831             0.0%
                  Tupy SA                                                            11,300      54,292             0.0%
                  Ultrapar Participacoes SA                                          23,400     519,156             0.0%
                  Ultrapar Participacoes SA Sponsored ADR                               600      13,308             0.0%
*                 Usinas Siderurgicas de Minas Gerais SA                             12,800      35,407             0.0%
                  Vale SA                                                            69,783     603,941             0.1%
                  Vale SA Sponsored ADR                                              10,757      92,295             0.0%
                  Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
                    Identificacao SA                                                 22,743     160,861             0.0%
                  Via Varejo SA                                                      61,251     229,832             0.0%
                  WEG SA                                                             36,300     202,426             0.0%
                                                                                            ----------- ---------------
TOTAL BRAZIL                                                                                 29,062,297             1.3%
                                                                                            ----------- ---------------
CANADA -- (5.9%)
                  Absolute Software Corp.                                            12,073      68,279             0.0%
                  Acadian Timber Corp.                                                2,233      29,560             0.0%
*                 Advantage Oil & Gas, Ltd.                                          73,229     460,816             0.0%
                  Aecon Group, Inc.                                                  19,284     228,715             0.0%
#*                Africa Oil Corp.                                                   10,900      16,928             0.0%
#                 Ag Growth International, Inc.                                       1,400      56,849             0.0%
                  AGF Management, Ltd. Class B                                       26,900     134,397             0.0%
                  Agnico Eagle Mines, Ltd.(008474108)                                21,851   1,045,133             0.1%
                  Agnico Eagle Mines, Ltd.(2009823)                                   3,800     181,642             0.0%
                  Agrium, Inc.(008916108)                                             8,002     751,628             0.1%
                  Agrium, Inc.(2213538)                                               2,400     225,258             0.0%
                  AGT Food & Ingredients, Inc.                                        9,300     214,812             0.0%
                  Aimia, Inc.                                                        54,178     362,761             0.0%
*                 Air Canada                                                         14,453     137,537             0.0%
#                 AirBoss of America Corp.                                            5,883      53,441             0.0%
#*                Alacer Gold Corp.                                                 103,043     163,051             0.0%
#                 Alamos Gold, Inc. Class A(011532108)                                3,100      22,196             0.0%
                  Alamos Gold, Inc. Class A(BZ3DNP6)                                103,807     742,974             0.1%
#                 Alaris Royalty Corp.                                                8,890     141,779             0.0%
                  Algonquin Power & Utilities Corp.                                  56,229     532,611             0.0%
                  Alimentation Couche-Tard, Inc. Class B                             11,039     507,695             0.0%
                  AltaGas, Ltd.                                                      37,428     838,740             0.1%
                  Alterra Power Corp.                                                 2,000       6,945             0.0%
#                 Altius Minerals Corp.                                              12,800     113,180             0.0%
                  Altus Group, Ltd.                                                   6,200     139,892             0.0%
*                 Amaya, Inc.(02314M108)                                             16,194     288,253             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
*                 Amaya, Inc.(BT8J595)                                                  800 $   14,212             0.0%
*                 Americas Silver Corp.                                               3,200      9,377             0.0%
                  Andrew Peller, Ltd. Class A                                        10,400     83,197             0.0%
                  ARC Resources, Ltd.                                                35,290    463,277             0.0%
*                 Argonaut Gold, Inc.                                                54,154     87,278             0.0%
#*                Asanko Gold, Inc.                                                  42,200    102,327             0.0%
                  Atco, Ltd. Class I                                                  7,942    288,985             0.0%
#*                Athabasca Oil Corp.                                               130,880    132,313             0.0%
*                 ATS Automation Tooling Systems, Inc.                               22,200    211,746             0.0%
*                 AuRico Metals, Inc.(05157J108)                                      1,363      1,096             0.0%
*                 AuRico Metals, Inc.(BYR52G5)                                       16,008     13,017             0.0%
#                 AutoCanada, Inc.                                                   10,001    172,026             0.0%
#*                Avigilon Corp.                                                     13,268    156,489             0.0%
*                 B2Gold Corp.                                                      290,640    730,299             0.1%
#                 Badger Daylighting, Ltd.                                            7,700    183,214             0.0%
*                 Balmoral Resources, Ltd.                                            7,500      3,956             0.0%
                  Bank of Montreal(063671101)                                        51,556  3,652,743             0.2%
#                 Bank of Montreal(2076009)                                           7,500    531,079             0.0%
                  Bank of Nova Scotia (The)(064149107)                               84,596  4,706,075             0.2%
                  Bank of Nova Scotia (The)(2076281)                                  7,000    389,114             0.0%
                  Barrick Gold Corp.(067901108)                                       1,847     30,882             0.0%
                  Barrick Gold Corp.(2024644)                                        39,495    660,251             0.1%
#*                Baytex Energy Corp.(07317Q105)                                     18,982     57,326             0.0%
#*                Baytex Energy Corp.(B4VGVM3)                                       73,462    222,262             0.0%
#                 BCE, Inc.(05534B760)                                                2,508    114,290             0.0%
                  BCE, Inc.(B188TH2)                                                  3,587    163,296             0.0%
#*                Bellatrix Exploration, Ltd.                                       117,271     87,628             0.0%
                  Birchcliff Energy, Ltd.                                            65,515    336,442             0.0%
#                 Bird Construction, Inc.                                            12,599     87,959             0.0%
#                 Black Diamond Group, Ltd.                                          13,200     37,423             0.0%
*                 BlackBerry, Ltd.(09228F103)                                         9,902     92,485             0.0%
*                 BlackBerry, Ltd.(BCBHZ31)                                          86,314    806,200             0.1%
*                 BlackPearl Resources, Inc.                                         57,000     50,526             0.0%
*                 Bombardier, Inc. Class A                                           25,639     41,321             0.0%
*                 Bombardier, Inc. Class B                                          211,819    327,415             0.0%
                  Bonavista Energy Corp.                                             85,210    179,153             0.0%
#                 Bonterra Energy Corp.                                              10,257    145,471             0.0%
                  Boralex, Inc. Class A                                              11,900    182,111             0.0%
                  Brookfield Asset Management, Inc. Class A(2092599)                  8,400    310,512             0.0%
                  Brookfield Asset Management, Inc. Class A(112585104)                9,384    346,739             0.0%
                  Brookfield Real Estate Services, Inc.                               1,100     13,046             0.0%
*                 BRP, Inc.                                                           6,418    151,723             0.0%
                  CAE, Inc.(2162760)                                                 41,044    626,913             0.1%
                  CAE, Inc.(124765108)                                                3,940     60,164             0.0%
#*                Calfrac Well Services, Ltd.                                        48,509    123,311             0.0%
                  Calian Group, Ltd.                                                  2,700     53,701             0.0%
#                 Callidus Capital Corp.                                              9,577    120,462             0.0%
                  Cameco Corp.(13321L108)                                            21,697    208,074             0.0%
                  Cameco Corp.(2166160)                                              54,651    524,070             0.0%
*                 Canaccord Genuity Group, Inc.                                      39,787    148,358             0.0%
*                 Canacol Energy, Ltd.                                               39,956    119,425             0.0%
                  Canadian Energy Services & Technology Corp.                        22,400    105,842             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
                  Canadian Imperial Bank of Commerce(136069101)                      33,533 $2,710,472             0.1%
                  Canadian Imperial Bank of Commerce(2170525)                         2,500    201,916             0.0%
                  Canadian National Railway Co.(136375102)                           15,765  1,139,652             0.1%
                  Canadian National Railway Co.(2180632)                              2,800    202,393             0.0%
                  Canadian Natural Resources, Ltd.(136385101)                        67,182  2,141,090             0.1%
                  Canadian Natural Resources, Ltd.(2171573)                          13,300    423,636             0.0%
                  Canadian Pacific Railway, Ltd.(13645T100)                           2,397    367,340             0.0%
                  Canadian Pacific Railway, Ltd.(2793115)                             1,000    153,225             0.0%
                  Canadian Tire Corp., Ltd. Class A                                   7,600    927,556             0.1%
                  Canadian Utilities, Ltd. Class A                                    5,700    164,313             0.0%
                  Canadian Western Bank                                              34,670    681,437             0.1%
#                 Canam Group, Inc.                                                  11,921    106,281             0.0%
*                 Canfor Corp.                                                       29,038    436,086             0.0%
                  Canfor Pulp Products, Inc.                                         13,990    121,242             0.0%
#                 CanWel Building Materials Group, Ltd.                               9,407     40,797             0.0%
*                 Canyon Services Group, Inc.                                        38,300    177,604             0.0%
                  Capital Power Corp.                                                17,600    320,785             0.0%
*                 Capstone Mining Corp.                                             121,117     94,051             0.0%
#                 Cargojet, Inc.                                                      1,100     34,893             0.0%
                  Cascades, Inc.                                                     23,153    278,844             0.0%
                  CCL Industries, Inc. Class B                                        2,100    486,136             0.0%
*                 Celestica, Inc.(15101Q108)                                         10,045    143,141             0.0%
#*                Celestica, Inc.(2263362)                                           35,244    502,176             0.0%
                  Cenovus Energy, Inc.(15135U109)                                    60,391    602,702             0.1%
                  Cenovus Energy, Inc.(B57FG04)                                      24,400    243,276             0.0%
                  Centerra Gold, Inc.                                                78,260    404,185             0.0%
#*                Cequence Energy, Ltd.                                              13,500      2,423             0.0%
                  Cervus Equipment Corp.                                                700      6,313             0.0%
*                 CGI Group, Inc. Class A(39945C109)                                 10,868    524,598             0.0%
*                 CGI Group, Inc. Class A(2159740)                                    3,300    159,265             0.0%
                  Chartwell Retirement Residences                                    35,000    398,447             0.0%
#                 Chesswood Group, Ltd.                                                 600      6,048             0.0%
*                 China Gold International Resources Corp., Ltd.                     79,240    117,840             0.0%
                  CI Financial Corp.                                                 31,010    606,547             0.1%
                  Cineplex, Inc.                                                     10,707    421,440             0.0%
                  Clearwater Seafoods, Inc.                                           3,700     28,677             0.0%
                  Cogeco Communications, Inc.                                         7,890    451,476             0.0%
                  Cogeco, Inc.                                                        8,873    444,219             0.0%
                  Colliers International Group, Inc.(194693107)                       5,680    277,468             0.0%
                  Colliers International Group, Inc.(BYL7SB4)                           300     14,690             0.0%
                  Computer Modelling Group, Ltd.                                     16,100    127,380             0.0%
#                 Concordia International Corp.                                       3,384      4,264             0.0%
                  Constellation Software, Inc.                                        1,000    457,368             0.0%
#*                Continental Gold, Inc.                                             26,200     59,116             0.0%
#*                Copper Mountain Mining Corp.                                       62,600     41,273             0.0%
                  Corby Spirit and Wine, Ltd.                                         1,700     27,710             0.0%
                  Corus Entertainment, Inc. Class B                                  43,198    424,053             0.0%
                  Cott Corp.(22163N106)                                              15,320    201,764             0.0%
                  Cott Corp.(2228952)                                                24,031    316,177             0.0%
                  Crescent Point Energy Corp.(22576C101)                             28,949    286,885             0.0%
                  Crescent Point Energy Corp.(B67C8W8)                               17,993    178,078             0.0%
*                 Crew Energy, Inc.                                                  52,989    159,543             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
*                 CRH Medical Corp.                                                  13,960 $   82,121             0.0%
#*                Delphi Energy Corp.                                                75,363     73,980             0.0%
#*                Denison Mines Corp.                                               193,074     99,009             0.0%
*                 Descartes Systems Group, Inc. (The)(2141941)                        3,600     83,074             0.0%
*                 Descartes Systems Group, Inc. (The)(249906108)                      2,802     64,866             0.0%
*                 Detour Gold Corp.                                                  40,100    506,740             0.0%
                  DH Corp.                                                           17,200    319,921             0.0%
                  DHX Media, Ltd.(BRF12P5)                                            7,600     31,345             0.0%
                  DHX Media, Ltd.(BRF12N3)                                           14,200     59,815             0.0%
*                 DIRTT Environmental Solutions                                       5,600     27,158             0.0%
                  Dollarama, Inc.                                                     6,800    595,290             0.1%
                  Dominion Diamond Corp.(257287102)                                  13,799    167,796             0.0%
                  Dominion Diamond Corp.(B95LX89)                                    14,892    180,988             0.0%
                  Dorel Industries, Inc. Class B                                     10,712    257,392             0.0%
*                 Dundee Precious Metals, Inc.                                       43,644     87,285             0.0%
#*                Eastmain Resources, Inc.                                           54,400     19,129             0.0%
                  ECN Capital Corp.                                                  38,900    106,009             0.0%
                  Eldorado Gold Corp.(284902103)                                      5,700     20,862             0.0%
                  Eldorado Gold Corp.(2307873)                                      193,453    707,176             0.1%
                  Element Fleet Management Corp.                                     81,066    712,048             0.1%
#                 Emera, Inc.                                                         2,400     83,074             0.0%
                  Empire Co., Ltd. Class A                                           56,638    872,567             0.1%
#                 Enbridge Income Fund Holdings, Inc.                                27,723    680,356             0.1%
                  Enbridge, Inc.(29250N105)                                          27,599  1,143,979             0.1%
                  Enbridge, Inc.(2466149)                                             2,927    121,321             0.0%
                  Encana Corp.(292505104)                                            30,117    322,252             0.0%
                  Encana Corp.(2793193)                                              50,084    536,044             0.0%
*                 Endeavour Mining Corp.                                             19,285    318,149             0.0%
                  Enercare, Inc.                                                     27,456    436,062             0.0%
                  Enerflex, Ltd.                                                     27,097    381,925             0.0%
#*                Energy Fuels, Inc.                                                 24,600     42,891             0.0%
                  Enerplus Corp.(292766102)                                          20,845    150,292             0.0%
                  Enerplus Corp.(B584T89)                                            50,082    361,384             0.0%
                  Enghouse Systems, Ltd.                                              4,115    180,420             0.0%
                  Ensign Energy Services, Inc.                                       46,216    256,972             0.0%
*                 Epsilon Energy, Ltd.                                                4,080      9,355             0.0%
#                 Equitable Group, Inc.                                               4,266    114,037             0.0%
*                 Essential Energy Services Trust                                    80,200     35,839             0.0%
                  Evertz Technologies, Ltd.                                           6,000     74,283             0.0%
#                 Exchange Income Corp.                                               7,900    202,846             0.0%
                  Exco Technologies, Ltd.                                            15,400    127,708             0.0%
#                 Extendicare, Inc.                                                  20,061    146,815             0.0%
                  Fairfax Financial Holdings, Ltd.                                    2,431  1,111,274             0.1%
                  Fiera Capital Corp.                                                 9,900    103,275             0.0%
                  Finning International, Inc.                                        39,070    743,018             0.1%
                  Firm Capital Mortgage Investment Corp.                              6,900     65,914             0.0%
                  First Capital Realty, Inc.                                         13,500    196,213             0.0%
*                 First Majestic Silver Corp.(32076V103)                              3,500     28,455             0.0%
#*                First Majestic Silver Corp.(2833583)                               43,419    353,065             0.0%
#                 First National Financial Corp.                                      3,300     55,627             0.0%
                  First Quantum Minerals, Ltd.                                      107,895  1,028,324             0.1%
                  FirstService Corp.(33767E103)                                       5,970    370,916             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
                  FirstService Corp.(BYL7ZF7)                                           300 $   18,670             0.0%
                  Fortis, Inc.                                                       16,500    536,925             0.1%
*                 Fortuna Silver Mines, Inc.                                         35,594    163,492             0.0%
                  Franco-Nevada Corp.                                                 5,207    354,701             0.0%
#                 Freehold Royalties, Ltd.                                           20,300    201,654             0.0%
#                 Gamehost, Inc.                                                      5,287     40,087             0.0%
#                 Genworth MI Canada, Inc.                                           18,879    468,846             0.0%
                  George Weston, Ltd.                                                 4,721    423,975             0.0%
                  Gibson Energy, Inc.                                                29,664    402,242             0.0%
                  Gildan Activewear, Inc.(2254645)                                    4,400    123,357             0.0%
                  Gildan Activewear, Inc.(375916103)                                 16,801    471,100             0.0%
                  Gluskin Sheff + Associates, Inc.                                    9,100    113,196             0.0%
*                 GMP Capital, Inc.                                                   2,900      7,244             0.0%
                  goeasy, Ltd.                                                        2,900     67,494             0.0%
                  Goldcorp, Inc.(380956409)                                          72,270  1,008,889             0.1%
                  Goldcorp, Inc.(2676302)                                            19,000    264,738             0.0%
#*                Golden Star Resources, Ltd.                                        74,400     53,413             0.0%
*                 Gran Tierra Energy, Inc.                                          153,058    385,714             0.0%
#                 Granite Oil Corp.                                                  12,933     48,887             0.0%
*                 Great Canadian Gaming Corp.                                        13,808    246,512             0.0%
                  Great-West Lifeco, Inc.                                            12,600    338,941             0.0%
                  Guardian Capital Group, Ltd. Class A                                4,600     91,289             0.0%
*                 Heroux-Devtek, Inc.                                                 7,700     67,915             0.0%
                  High Liner Foods, Inc.                                              9,675    133,957             0.0%
#                 Home Capital Group, Inc.                                           21,422    126,173             0.0%
                  Horizon North Logistics, Inc.                                      38,323     47,446             0.0%
                  HudBay Minerals, Inc.                                              85,895    512,834             0.0%
#                 Hudson's Bay Co.                                                   20,350    186,050             0.0%
*                 Husky Energy, Inc.                                                 44,739    516,525             0.0%
                  Hydro One, Ltd.                                                     7,371    129,811             0.0%
*                 IAMGOLD Corp.(450913108)                                            6,100     25,254             0.0%
*                 IAMGOLD Corp.(2446646)                                            156,364    646,052             0.1%
                  IGM Financial, Inc.                                                 6,100    183,261             0.0%
#*                Imperial Metals Corp.                                              16,200     72,037             0.0%
                  Imperial Oil, Ltd.(453038408)                                      16,085    467,591             0.0%
                  Imperial Oil, Ltd.(2454241)                                         1,000     29,091             0.0%
                  Industrial Alliance Insurance & Financial Services, Inc.           26,978  1,138,173             0.1%
                  Information Services Corp.                                          1,900     25,945             0.0%
                  Innergex Renewable Energy, Inc.                                    22,100    225,687             0.0%
                  Intact Financial Corp.                                              4,500    308,263             0.0%
                  Inter Pipeline, Ltd.                                               22,100    450,241             0.0%
*                 Interfor Corp.                                                     25,102    370,724             0.0%
*                 International Petroleum Corp.                                       5,460     19,851             0.0%
                  Intertape Polymer Group, Inc.                                      12,932    228,315             0.0%
*                 Ivanhoe Mines, Ltd. Class A                                       136,500    478,982             0.0%
                  Jean Coutu Group PJC, Inc. (The) Class A                           13,907    227,598             0.0%
                  Just Energy Group, Inc.                                            24,151    147,555             0.0%
#                 K-Bro Linen, Inc.                                                     700     20,230             0.0%
*                 Kelt Exploration, Ltd.                                             38,006    187,100             0.0%
                  Keyera Corp.                                                       22,300    617,189             0.1%
*                 Kinaxis, Inc.                                                       1,475     88,443             0.0%
*                 Kinross Gold Corp.                                                429,645  1,495,047             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
*                 Kirkland Lake Gold, Ltd.                                           34,484 $  238,727             0.0%
*                 Klondex Mines, Ltd.                                                49,622    177,397             0.0%
*                 Knight Therapeutics, Inc.                                          35,727    277,692             0.0%
                  Labrador Iron Ore Royalty Corp.                                    17,039    221,312             0.0%
                  Laurentian Bank of Canada                                          12,525    512,359             0.0%
                  Leon's Furniture, Ltd.                                              3,215     39,968             0.0%
                  Linamar Corp.                                                      17,958    763,549             0.1%
#                 Liquor Stores N.A., Ltd.                                           12,048     88,790             0.0%
                  Loblaw Cos., Ltd.                                                   7,900    443,368             0.0%
                  Lucara Diamond Corp.                                              104,688    241,579             0.0%
                  Lundin Mining Corp.                                               166,605    888,527             0.1%
                  MacDonald Dettwiler & Associates, Ltd.                              7,573    373,921             0.0%
                  Magellan Aerospace Corp.                                            7,228    108,548             0.0%
                  Magna International, Inc.(2554475)                                  8,400    350,879             0.0%
                  Magna International, Inc.(559222401)                               34,248  1,430,539             0.1%
#*                Mainstreet Equity Corp.                                             1,200     32,430             0.0%
*                 Major Drilling Group International, Inc.                           29,740    164,926             0.0%
                  Mandalay Resources Corp.                                           99,204     41,424             0.0%
                  Manulife Financial Corp.(56501R106)                                80,632  1,415,092             0.1%
                  Manulife Financial Corp.(2492519)                                  64,658  1,133,960             0.1%
                  Maple Leaf Foods, Inc.                                             22,800    570,731             0.1%
                  Martinrea International, Inc.                                      27,218    207,766             0.0%
                  Mediagrif Interactive Technologies, Inc.                            1,100     12,450             0.0%
#                 Medical Facilities Corp.                                           10,300    122,765             0.0%
#*                MEG Energy Corp.                                                   57,928    262,258             0.0%
*                 Merus Labs International, Inc.                                     26,514     20,589             0.0%
                  Methanex Corp.(59151K108)                                           6,583    302,160             0.0%
                  Methanex Corp.(2654416)                                             3,300    151,649             0.0%
                  Metro, Inc.                                                        13,100    448,934             0.0%
*                 Midas Gold Corp.                                                   22,000     12,571             0.0%
*                 Mitel Networks Corp.                                               30,039    212,356             0.0%
                  Morguard Corp.                                                        200     28,276             0.0%
#                 Morneau Shepell, Inc.                                              16,311    240,773             0.0%
                  MTY Food Group, Inc.                                                2,597     89,189             0.0%
                  Mullen Group, Ltd.                                                 33,987    372,723             0.0%
                  National Bank of Canada                                            49,674  1,930,483             0.1%
                  Nevsun Resources, Ltd.                                            102,459    227,428             0.0%
                  New Flyer Industries, Inc.                                          9,007    335,523             0.0%
*                 New Gold, Inc.                                                    140,578    398,547             0.0%
#*                Newalta Corp.                                                      31,498     47,303             0.0%
                  Norbord, Inc.(65548P403)                                              801     24,887             0.0%
                  Norbord, Inc.(2641441)                                              7,800    241,477             0.0%
                  North American Energy Partners, Inc.                                3,200     15,284             0.0%
                  North West Co., Inc. (The)                                         10,900    257,119             0.0%
#                 Northern Blizzard Resources, Inc.                                  12,184     30,169             0.0%
#                 Northland Power, Inc.                                              23,701    418,963             0.0%
*                 NuVista Energy, Ltd.                                               42,994    193,702             0.0%
                  OceanaGold Corp.                                                  204,792    667,612             0.1%
                  Onex Corp.                                                          3,880    279,947             0.0%
                  Open Text Corp.(2260824)                                            5,000    173,364             0.0%
                  Open Text Corp.(683715106)                                          9,400    325,992             0.0%
                  Osisko Gold Royalties, Ltd.                                        38,234    407,254             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
*                 Painted Pony Petroleum, Ltd.                                       28,700 $  105,124             0.0%
                  Pan American Silver Corp.(697900108)                               15,252    255,776             0.0%
                  Pan American Silver Corp.(2669272)                                 30,761    515,819             0.0%
#*                Paramount Resources, Ltd. Class A                                  10,174    129,835             0.0%
*                 Parex Resources, Inc.                                              25,834    320,784             0.0%
                  Parkland Fuel Corp.                                                16,466    358,258             0.0%
                  Pason Systems, Inc.                                                12,237    181,711             0.0%
                  Pembina Pipeline Corp.(B4PPQG5)                                    10,399    331,520             0.0%
                  Pembina Pipeline Corp.(B4PT2P8)                                     2,200     70,107             0.0%
#*                Pengrowth Energy Corp.                                            167,268    160,522             0.0%
*                 Penn West Petroleum, Ltd.(707887105)                                4,500      6,705             0.0%
#*                Penn West Petroleum, Ltd.(B63FY34)                                185,590    278,715             0.0%
#                 Peyto Exploration & Development Corp.                              17,348    315,684             0.0%
*                 PHX Energy Services Corp.                                           6,100     14,255             0.0%
#*                Pine Cliff Energy, Ltd.                                            15,000      8,132             0.0%
#                 Pizza Pizza Royalty Corp.                                           8,300    108,048             0.0%
*                 Platinum Group Metals, Ltd.                                        11,073     13,303             0.0%
                  Potash Corp. of Saskatchewan, Inc.(73755L107)                      75,135  1,268,279             0.1%
                  Potash Corp. of Saskatchewan, Inc.(2696980)                         2,000     33,728             0.0%
#                 PrairieSky Royalty, Ltd.                                            8,548    186,296             0.0%
*                 Precision Drilling Corp.(74022D308)                                 7,600     30,172             0.0%
*                 Precision Drilling Corp.(B5YPLH9)                                 108,470    431,480             0.0%
                  Premium Brands Holdings Corp.                                       5,500    344,251             0.0%
#*                Pretium Resources, Inc.                                            30,462    301,931             0.0%
#*                Primero Mining Corp.                                               58,000     27,193             0.0%
                  Pure Technologies, Ltd.                                             5,900     19,493             0.0%
                  Quebecor, Inc. Class B                                             10,797    329,593             0.0%
*                 Raging River Exploration, Inc.                                     35,154    205,252             0.0%
                  Reitmans Canada, Ltd. Class A                                      10,570     42,433             0.0%
                  Restaurant Brands International, Inc.                               5,400    303,101             0.0%
                  Richelieu Hardware, Ltd.                                            9,000    200,300             0.0%
*                 Richmont Mines, Inc.                                               12,799     96,763             0.0%
#                 Ritchie Bros Auctioneers, Inc.(767744105)                           8,718    285,602             0.0%
                  Ritchie Bros Auctioneers, Inc.(2345390)                             1,600     52,464             0.0%
#*                RMP Energy, Inc.                                                   44,300     26,611             0.0%
                  Rocky Mountain Dealerships, Inc.                                    4,800     34,109             0.0%
                  Rogers Communications, Inc. Class B(775109200)                      5,817    266,768             0.0%
                  Rogers Communications, Inc. Class B(2169051)                        1,000     45,852             0.0%
#                 Rogers Sugar, Inc.                                                 38,600    175,885             0.0%
#                 Royal Bank of Canada(780087102)                                    72,182  4,943,023             0.3%
                  Royal Bank of Canada(2754383)                                       8,100    554,637             0.1%
                  Russel Metals, Inc.                                                17,704    339,541             0.0%
#*                Sabina Gold & Silver Corp.                                         83,900    105,716             0.0%
#*                Sandstorm Gold, Ltd.                                               41,045    142,224             0.0%
#                 Sandvine Corp.                                                     46,871    109,190             0.0%
                  Saputo, Inc.                                                       15,000    493,169             0.0%
*                 Savanna Energy Services Corp.                                       8,000     11,077             0.0%
                  Secure Energy Services, Inc.                                       44,104    287,231             0.0%
*                 SEMAFO, Inc.                                                       81,600    187,703             0.0%
*                 Seven Generations Energy, Ltd. Class A                              8,445    149,530             0.0%
                  Shaw Communications, Inc. Class B(82028K200)                       20,012    424,455             0.0%
                  Shaw Communications, Inc. Class B(2801836)                          9,300    197,166             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
                  ShawCor, Ltd.                                                      12,004 $  301,188             0.0%
*                 Sherritt International Corp.                                      128,802     84,921             0.0%
*                 Shopify, Inc. Class A                                                 601     45,646             0.0%
#                 Sienna Senior Living, Inc.                                          8,700    109,495             0.0%
*                 Sierra Wireless, Inc.(826516106)                                   10,437    264,056             0.0%
#*                Sierra Wireless, Inc.(2418968)                                      1,300     32,894             0.0%
*                 Silver Standard Resources, Inc.                                    29,952    308,943             0.0%
                  Silver Wheaton Corp.(828336107)                                    19,618    391,771             0.0%
                  Silver Wheaton Corp.(B058ZX6)                                       1,900     37,915             0.0%
                  SNC-Lavalin Group, Inc.                                            26,385  1,061,160             0.1%
*                 Solium Capital, Inc.                                                3,615     21,160             0.0%
*                 Spartan Energy Corp.                                               94,031    157,057             0.0%
*                 Spin Master Corp.                                                   1,906     54,762             0.0%
                  Sprott, Inc.                                                       58,700    101,055             0.0%
                  Stantec, Inc.(85472N109)                                            9,664    247,398             0.0%
                  Stantec, Inc.(2854238)                                              6,001    153,998             0.0%
                  Stella-Jones, Inc.                                                  8,318    263,485             0.0%
*                 Stornoway Diamond Corp.                                           126,700     76,110             0.0%
                  Stuart Olson, Inc.                                                  2,400      9,459             0.0%
#                 Student Transportation, Inc.                                       21,300    126,547             0.0%
                  Sun Life Financial, Inc.(866796105)                                37,645  1,329,621             0.1%
                  Sun Life Financial, Inc.(2566124)                                   7,500    264,880             0.0%
                  Suncor Energy, Inc.(867224107)                                     63,137  1,979,976             0.1%
                  Suncor Energy, Inc.(B3NB1P2)                                       36,337  1,138,779             0.1%
*                 SunOpta, Inc.(8676EP108)                                            4,997     36,478             0.0%
#*                SunOpta, Inc.(2817510)                                             21,245    156,102             0.0%
                  Superior Plus Corp.                                                37,300    357,138             0.0%
                  Surge Energy, Inc.                                                 97,249    180,955             0.0%
                  Tahoe Resources, Inc.(B5B9KV1)                                     51,003    413,243             0.0%
                  Tahoe Resources, Inc.(873868103)                                    2,994     24,132             0.0%
*                 Taseko Mines, Ltd.                                                 55,800     62,543             0.0%
                  Teck Resources, Ltd. Class B(878742204)                            17,178    356,272             0.0%
                  Teck Resources, Ltd. Class B(2879327)                              56,787  1,178,131             0.1%
                  TELUS Corp.                                                         3,501    116,491             0.0%
*                 Tembec, Inc.                                                       12,900     27,973             0.0%
#*                Teranga Gold Corp.                                                133,100     64,354             0.0%
                  TFI International, Inc.                                            31,788    692,091             0.1%
*                 Theratechnologies, Inc.                                            19,400     93,941             0.0%
                  Thomson Reuters Corp.                                               8,549    388,381             0.0%
*                 Timmins Gold Corp.                                                 83,300     32,342             0.0%
                  TMX Group, Ltd.                                                     8,844    499,652             0.0%
                  TORC Oil & Gas, Ltd.                                               54,415    236,786             0.0%
*                 Torex Gold Resources, Inc.                                         15,880    268,961             0.0%
                  Toromont Industries, Ltd.                                          15,673    557,548             0.1%
                  Toronto-Dominion Bank (The)(891160509)                             60,266  2,837,926             0.2%
                  Toronto-Dominion Bank (The)(2897222)                               18,100    851,663             0.1%
#                 Torstar Corp. Class B                                              13,300     16,856             0.0%
#                 Total Energy Services, Inc.                                         7,750     77,213             0.0%
*                 Tourmaline Oil Corp.                                               53,546  1,052,052             0.1%
                  TransAlta Corp.(89346D107)                                          8,000     40,800             0.0%
                  TransAlta Corp.(2901628)                                           69,442    355,591             0.0%
                  TransAlta Renewables, Inc.                                         20,178    230,449             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
CANADA -- (Continued)
                  TransCanada Corp.(2665184)                                            6,100 $    283,226             0.0%
                  TransCanada Corp.(89353D107)                                         19,423      902,004             0.1%
                  Transcontinental, Inc. Class A                                       23,900      426,332             0.0%
*                 TransGlobe Energy Corp.                                              22,900       33,552             0.0%
#*                Trevali Mining Corp.                                                154,000      135,380             0.0%
#*                Trican Well Service, Ltd.                                            61,364      168,576             0.0%
*                 Trilogy Energy Corp.                                                 19,574       63,667             0.0%
*                 Trinidad Drilling, Ltd.                                              94,938      148,835             0.0%
*                 Turquoise Hill Resources, Ltd.(900435108)                             7,000       19,110             0.0%
*                 Turquoise Hill Resources, Ltd.(B7WJ1F5)                             127,352      347,056             0.0%
#                 Uni-Select, Inc.                                                     14,051      372,312             0.0%
#*                Valeant Pharmaceuticals International, Inc.(91911K102)                3,988       36,889             0.0%
#*                Valeant Pharmaceuticals International, Inc.(B3XSX46)                  8,700       80,623             0.0%
                  Valener, Inc.                                                         7,219      115,553             0.0%
                  Veresen, Inc.                                                        74,846      835,064             0.1%
                  Vermilion Energy, Inc.                                               10,430      367,136             0.0%
                  Wajax Corp.                                                           5,055       90,468             0.0%
                  Waste Connections, Inc.(94106B101)                                    4,877      448,792             0.0%
                  Waste Connections, Inc.(BYQFRK5)                                      1,974      181,615             0.0%
#*                Wesdome Gold Mines, Ltd.                                             66,400      164,899             0.0%
                  West Fraser Timber Co., Ltd.                                         21,593      970,305             0.1%
*                 Western Energy Services Corp.                                        18,886       27,947             0.0%
                  Western Forest Products, Inc.                                       139,792      220,177             0.0%
                  WestJet Airlines, Ltd.                                                  700       11,579             0.0%
                  Westshore Terminals Investment Corp.                                 11,900      208,090             0.0%
#                 Whitecap Resources, Inc.                                            107,500      760,741             0.1%
                  Wi-LAN, Inc.                                                         46,582       93,502             0.0%
                  Winpak, Ltd.                                                          6,500      277,799             0.0%
                  WSP Global, Inc.                                                     18,519      674,664             0.1%
*                 Xtreme Drilling Corp.                                                 6,500       11,142             0.0%
                  Yamana Gold, Inc.(98462Y100)                                          3,700        9,990             0.0%
                  Yamana Gold, Inc.(2219279)                                          166,449      447,506             0.0%
*                 Yangarra Resources, Ltd.                                              7,391       13,699             0.0%
#*                Yellow Pages, Ltd.                                                    7,290       40,160             0.0%
                  ZCL Composites, Inc.                                                  7,400       79,960             0.0%
                                                                                              ------------ ---------------
TOTAL CANADA                                                                                   137,279,763             6.3%
                                                                                              ------------ ---------------
CHILE -- (0.3%)
                  AES Gener SA                                                        171,505       64,517             0.0%
                  Aguas Andinas SA Class A                                            326,944      185,198             0.0%
                  Banco de Chile                                                      203,278       24,520             0.0%
                  Banco de Chile ADR                                                      730       53,487             0.0%
                  Banco de Credito e Inversiones                                        6,551      366,125             0.0%
                  Banco Santander Chile                                             3,294,594      194,364             0.0%
                  Banco Santander Chile ADR                                             3,900       92,157             0.0%
                  Besalco SA                                                           37,744       23,897             0.0%
                  CAP SA                                                               29,598      309,104             0.0%
                  Cencosud SA                                                          81,118      230,951             0.0%
                  Cia Cervecerias Unidas SA                                            11,692      150,554             0.0%
                  Cia Cervecerias Unidas SA Sponsored ADR                               1,300       33,501             0.0%
*                 Cia Sud Americana de Vapores SA                                   3,481,432      135,566             0.0%
                  Colbun SA                                                           585,314      129,654             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                                    ---------- ---------- ---------------
CHILE -- (Continued)
                  Embotelladora Andina SA Class B ADR                                    1,917 $   48,730             0.0%
*                 Empresa Nacional de Telecomunicaciones SA                             43,357    519,620             0.1%
                  Empresas CMPC SA                                                     112,570    261,563             0.0%
                  Empresas COPEC SA                                                     21,876    243,973             0.0%
                  Enel Americas SA Sponsored ADR                                        63,894    633,190             0.1%
                  Enel Chile SA                                                         25,734    140,508             0.0%
                  Enel Generacion Chile SA                                              79,295     60,758             0.0%
#                 Enel Generacion Chile SA Sponsored ADR                                 1,950     44,811             0.0%
                  Engie Energia Chile SA                                                86,478    160,684             0.0%
                  Forus SA                                                               4,073     16,352             0.0%
                  Grupo Security SA                                                     31,248     11,050             0.0%
                  Inversiones Aguas Metropolitanas SA                                  119,659    189,213             0.0%
                  Inversiones La Construccion SA                                        14,953    201,656             0.0%
                  Itau CorpBanca                                                    24,862,734    226,629             0.0%
*                 Latam Airlines Group SA                                               25,759    324,842             0.0%
#                 Latam Airlines Group SA Sponsored ADR                                 43,851    555,592             0.1%
                  Masisa SA                                                            669,547     43,424             0.0%
                  Multiexport Foods SA                                                  55,710     24,210             0.0%
                  Parque Arauco SA                                                     103,309    269,528             0.0%
                  Ripley Corp. SA                                                      199,566    144,749             0.0%
                  SACI Falabella                                                        12,651    100,802             0.0%
                  Salfacorp SA                                                          59,550     68,709             0.0%
                  Sociedad Matriz SAAM SA                                              139,730     13,707             0.0%
                  Sociedad Quimica y Minera de Chile SA Sponsored ADR                    3,935    139,889             0.0%
                  Sonda SA                                                              91,630    156,250             0.0%
                  Vina Concha y Toro SA                                                 80,143    129,203             0.0%
                                                                                               ---------- ---------------
TOTAL CHILE                                                                                     6,723,237             0.3%
                                                                                               ---------- ---------------
CHINA -- (6.0%)
*                 21Vianet Group, Inc. ADR                                              13,030     70,492             0.0%
                  361 Degrees International, Ltd.                                      297,000     99,899             0.0%
*                 3SBio, Inc.                                                           18,500     24,672             0.0%
#*                500.com, Ltd. Class A ADR                                              5,095     66,286             0.0%
*                 51job, Inc. ADR                                                        2,100     86,079             0.0%
#*                58.com, Inc. ADR                                                      19,102    756,057             0.1%
#                 AAC Technologies Holdings, Inc.                                       57,000    835,562             0.1%
#                 Agile Group Holdings, Ltd.                                           562,000    502,305             0.0%
                  Agricultural Bank of China, Ltd. Class H                           2,236,000  1,030,774             0.1%
                  Air China, Ltd. Class H                                              338,000    298,844             0.0%
                  Ajisen China Holdings, Ltd.                                          208,000     91,904             0.0%
*                 Alibaba Group Holding, Ltd. Sponsored ADR                             18,010  2,080,155             0.1%
#*                Alibaba Pictures Group, Ltd.                                         920,000    148,983             0.0%
*                 Aluminum Corp. of China, Ltd. ADR                                      2,000     24,700             0.0%
#*                Aluminum Corp. of China, Ltd. Class H                                566,000    278,178             0.0%
                  AMVIG Holdings, Ltd.                                                  54,000     18,034             0.0%
#*                Angang Steel Co., Ltd. Class H                                       254,000    170,469             0.0%
#                 Anhui Conch Cement Co., Ltd. Class H                                  90,000    314,735             0.0%
                  Anhui Expressway Co., Ltd. Class H                                    88,000     69,680             0.0%
                  Anta Sports Products, Ltd.                                           145,000    406,974             0.0%
#*                Anton Oilfield Services Group                                        366,000     39,893             0.0%
                  Asia Cement China Holdings Corp.                                     114,000     36,923             0.0%
*                 AVIC International Holding HK, Ltd.                                  754,000     42,599             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
CHINA -- (Continued)
                  AVIC International Holdings, Ltd. Class H                            96,000 $   50,813             0.0%
#                 AviChina Industry & Technology Co., Ltd. Class H                    583,000    388,674             0.0%
                  BAIC Motor Corp., Ltd. Class H                                      376,000    361,811             0.0%
*                 Baidu, Inc. Sponsored ADR                                             2,922    526,632             0.0%
                  Bank of China, Ltd. Class H                                       4,853,000  2,347,457             0.1%
                  Bank of Chongqing Co., Ltd. Class H                                 137,500    114,923             0.0%
                  Bank of Communications Co., Ltd. Class H                            586,000    450,586             0.0%
#*                Baoxin Auto Group, Ltd.                                              15,664      7,241             0.0%
                  Baoye Group Co., Ltd. Class H                                        62,000     45,754             0.0%
#                 BBMG Corp. Class H                                                  516,000    275,902             0.0%
                  Beijing Capital International Airport Co., Ltd. Class H             488,000    688,439             0.1%
                  Beijing Capital Land, Ltd. Class H                                  374,000    181,559             0.0%
                  Beijing Enterprises Holdings, Ltd.                                  104,000    507,648             0.0%
*                 Beijing Enterprises Medical & Health Group, Ltd.                    588,000     43,806             0.0%
                  Beijing Enterprises Water Group, Ltd.                               844,000    645,909             0.1%
                  Beijing Jingneng Clean Energy Co., Ltd. Class H                     352,000    106,690             0.0%
                  Beijing North Star Co., Ltd. Class H                                192,000     74,223             0.0%
*                 Beijing Properties Holdings, Ltd.                                   396,000     20,607             0.0%
                  Beijing Urban Construction Design & Development Group Co., Ltd.
                    Class H                                                            36,000     21,920             0.0%
                  Belle International Holdings, Ltd.                                1,315,000  1,009,920             0.1%
#                 BEP International Holdings, Ltd.                                  1,050,000     52,563             0.0%
                  Best Pacific International Holdings, Ltd.                           132,000    115,912             0.0%
#*                Biostime International Holdings, Ltd.                                57,500    186,413             0.0%
#*                Bitauto Holdings, Ltd. ADR                                           10,978    321,875             0.0%
#                 Bloomage Biotechnology Corp., Ltd.                                   52,500     89,030             0.0%
#*                Boer Power Holdings, Ltd.                                            90,000     30,629             0.0%
                  Bosideng International Holdings, Ltd.                               646,000     52,270             0.0%
#*                Boyaa Interactive International, Ltd.                               124,000     63,024             0.0%
#                 Brilliance China Automotive Holdings, Ltd.                          456,000    763,892             0.1%
#                 Byd Co., Ltd. Class H                                                48,500    285,792             0.0%
                  BYD Electronic International Co., Ltd.                              224,500    342,652             0.0%
                  C C Land Holdings, Ltd.                                             658,499    168,332             0.0%
#*                C.banner International Holdings, Ltd.                               138,000     51,776             0.0%
                  Cabbeen Fashion, Ltd.                                                43,000     14,741             0.0%
#                 Canvest Environmental Protection Group Co., Ltd.                     58,000     33,091             0.0%
#*                Capital Environment Holdings, Ltd.                                  426,000     12,434             0.0%
#*                CAR, Inc.                                                           247,000    232,906             0.0%
                  Central China Real Estate, Ltd.                                     230,000     56,427             0.0%
#                 Central China Securities Co., Ltd. Class H                          343,000    181,853             0.0%
                  Century Sunshine Group Holdings, Ltd.                               235,000      8,600             0.0%
#*                CGN Meiya Power Holdings Co., Ltd.                                  388,000     57,266             0.0%
                  CGN Power Co., Ltd. Class H                                         430,000    129,734             0.0%
                  Changshouhua Food Co., Ltd.                                          30,000     15,274             0.0%
*                 Changyou.com, Ltd. ADR                                                3,438    112,251             0.0%
                  Chaowei Power Holdings, Ltd.                                        236,000    150,306             0.0%
*                 Cheetah Mobile, Inc. ADR                                              3,300     34,782             0.0%
#                 China Aerospace International Holdings, Ltd.                        678,000     93,163             0.0%
*                 China Agri-Industries Holdings, Ltd.                                776,000    383,835             0.0%
#                 China All Access Holdings, Ltd.                                     154,000     43,523             0.0%
*                 China Animal Healthcare, Ltd.                                        42,000      5,265             0.0%
#                 China Animation Characters Co., Ltd.                                173,000     72,531             0.0%
                  China Aoyuan Property Group, Ltd.                                   403,000    123,265             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
CHINA -- (Continued)
                  China BlueChemical, Ltd. Class H                                    660,000 $  189,904             0.0%
                  China Cinda Asset Management Co., Ltd. Class H                    2,031,000    772,066             0.1%
                  China CITIC Bank Corp., Ltd. Class H                                603,000    381,712             0.0%
#*                China Coal Energy Co., Ltd. Class H                                 459,000    222,799             0.0%
                  China Communications Construction Co., Ltd. Class H                 386,000    530,003             0.0%
                  China Communications Services Corp., Ltd. Class H                   620,000    352,825             0.0%
                  China Conch Venture Holdings, Ltd.                                  184,000    366,419             0.0%
                  China Construction Bank Corp. Class H                             9,249,000  7,507,074             0.4%
*                 China Datang Corp. Renewable Power Co., Ltd. Class H                187,000     18,976             0.0%
*                 China Daye Non-Ferrous Metals Mining, Ltd.                        1,212,000     17,751             0.0%
                  China Dongxiang Group Co., Ltd.                                   1,085,000    206,347             0.0%
*                 China Dynamics Holdings, Ltd.                                     1,210,000     38,561             0.0%
#                 China Eastern Airlines Corp., Ltd. Class H                          298,000    156,132             0.0%
#                 China Electronics Corp. Holdings Co., Ltd.                           56,000     10,498             0.0%
                  China Electronics Optics Valley Union Holding Co., Ltd.             380,000     35,617             0.0%
                  China Everbright Bank Co., Ltd. Class H                             439,000    205,762             0.0%
                  China Everbright International, Ltd.                                255,000    344,389             0.0%
                  China Everbright Water, Ltd.                                         52,000     17,307             0.0%
                  China Everbright, Ltd.                                              322,000    735,589             0.1%
#                 China Evergrande Group                                            1,120,000  1,194,585             0.1%
*                 China Fiber Optic Network System Group, Ltd.                        310,000     20,923             0.0%
                  China Financial Services Holdings, Ltd.                             392,000     37,276             0.0%
                  China Foods, Ltd.                                                   312,000    120,176             0.0%
                  China Fordoo Holdings, Ltd.                                          47,000     47,056             0.0%
                  China Galaxy Securities Co., Ltd. Class H                           467,500    426,070             0.0%
                  China Gas Holdings, Ltd.                                            364,000    570,662             0.1%
*                 China Glass Holdings, Ltd.                                           86,000      9,628             0.0%
#                 China Greenland Broad Greenstate Group Co., Ltd.                    160,000     33,964             0.0%
#*                China Hanking Holdings, Ltd.                                        165,000     26,497             0.0%
                  China Harmony New Energy Auto Holding, Ltd.                         226,000     84,457             0.0%
#                 China Hongqiao Group, Ltd.                                          501,000    454,087             0.0%
#*                China Huarong Asset Management Co., Ltd. Class H                    205,000     87,326             0.0%
#                 China Huishan Dairy Holdings Co., Ltd.                              343,000     18,521             0.0%
*                 China Huiyuan Juice Group, Ltd.                                     286,000    102,385             0.0%
*                 China International Capital Corp., Ltd. Class H                      80,400    118,798             0.0%
#                 China International Marine Containers Group Co., Ltd. Class H        97,100    167,459             0.0%
                  China Jinmao Holdings Group, Ltd.                                 1,352,000    437,305             0.0%
                  China Lesso Group Holdings, Ltd.                                    334,000    265,920             0.0%
                  China Life Insurance Co., Ltd. ADR                                    7,800    118,482             0.0%
                  China Life Insurance Co., Ltd. Class H                               45,000    136,902             0.0%
                  China Lilang, Ltd.                                                  174,000    109,459             0.0%
                  China Longyuan Power Group Corp., Ltd. Class H                      291,000    223,728             0.0%
#*                China LotSynergy Holdings, Ltd.                                   2,120,000     63,749             0.0%
                  China Machinery Engineering Corp. Class H                           207,000    155,094             0.0%
#                 China Maple Leaf Educational Systems, Ltd.                           96,000     83,845             0.0%
                  China Medical System Holdings, Ltd.                                 375,000    647,250             0.1%
                  China Mengniu Dairy Co., Ltd.                                       268,000    517,762             0.0%
                  China Merchants Bank Co., Ltd. Class H                              367,000    950,902             0.1%
                  China Merchants Land, Ltd.                                          362,000     66,948             0.0%
                  China Merchants Port Holdings Co., Ltd.                             292,789    836,546             0.1%
                  China Minsheng Banking Corp., Ltd. Class H                          518,500    510,131             0.0%
                  China Mobile, Ltd.                                                  317,500  3,380,302             0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
CHINA -- (Continued)
                  China Mobile, Ltd. Sponsored ADR                                     39,357 $2,098,515             0.1%
#                 China Molybdenum Co., Ltd. Class H                                  261,000     79,455             0.0%
                  China National Building Material Co., Ltd. Class H                  930,000    618,215             0.1%
                  China National Materials Co., Ltd. Class H                          391,000    138,497             0.0%
*                 China New Town Development Co., Ltd.                                612,500     30,287             0.0%
                  China NT Pharma Group Co., Ltd.                                     109,000     23,929             0.0%
*                 China Ocean Resources Co., Ltd.                                      29,759     26,153             0.0%
*                 China Oceanwide Holdings, Ltd.                                      120,000     11,876             0.0%
*                 China Oil & Gas Group, Ltd.                                       1,368,000    100,126             0.0%
                  China Oilfield Services, Ltd. Class H                               326,000    300,111             0.0%
*                 China Overseas Grand Oceans Group, Ltd.                             322,000    164,929             0.0%
                  China Overseas Land & Investment, Ltd.                              532,000  1,543,112             0.1%
#                 China Overseas Property Holdings, Ltd.                              110,000     19,203             0.0%
                  China Pacific Insurance Group Co., Ltd. Class H                     182,200    672,206             0.1%
*                 China Packaging Holdings Development, Ltd.                           95,000     27,822             0.0%
                  China Petroleum & Chemical Corp. ADR                                  2,000    162,740             0.0%
                  China Petroleum & Chemical Corp. Class H                          2,126,000  1,726,426             0.1%
                  China Pioneer Pharma Holdings, Ltd.                                 237,000     88,408             0.0%
                  China Power International Development, Ltd.                         682,000    254,064             0.0%
#                 China Power New Energy Development Co., Ltd.                        100,000     61,133             0.0%
*                 China Properties Group, Ltd.                                         81,000     18,012             0.0%
                  China Railway Construction Corp., Ltd. Class H                      245,500    342,841             0.0%
                  China Railway Group, Ltd. Class H                                   301,000    254,575             0.0%
                  China Railway Signal & Communication Corp., Ltd. Class H             36,000     28,112             0.0%
#*                China Rare Earth Holdings, Ltd.                                     486,399     34,950             0.0%
                  China Reinsurance Group Corp. Class H                               420,000     96,587             0.0%
*                 China Resources Beer Holdings Co., Ltd.                             317,807    764,285             0.1%
                  China Resources Cement Holdings, Ltd.                               630,000    344,455             0.0%
#                 China Resources Gas Group, Ltd.                                     196,000    660,537             0.1%
                  China Resources Land, Ltd.                                          400,000  1,108,411             0.1%
#*                China Resources Phoenix Healthcare Holdings Co., Ltd.                72,500     93,026             0.0%
                  China Resources Power Holdings Co., Ltd.                            204,690    368,527             0.0%
*                 China Ruifeng Renewable Energy Holdings, Ltd.                       252,000     24,279             0.0%
                  China Sanjiang Fine Chemicals Co., Ltd.                             129,000     41,373             0.0%
                  China SCE Property Holdings, Ltd.                                   442,000    167,504             0.0%
#*                China Shanshui Cement Group, Ltd.                                   198,000     12,969             0.0%
#*                China Shengmu Organic Milk, Ltd.                                    473,000     99,072             0.0%
                  China Shenhua Energy Co., Ltd. Class H                              161,500    375,940             0.0%
                  China Shineway Pharmaceutical Group, Ltd.                            82,000     99,164             0.0%
#                 China Silver Group, Ltd.                                            244,000     44,904             0.0%
#                 China Singyes Solar Technologies Holdings, Ltd.                     271,000    126,664             0.0%
#                 China South City Holdings, Ltd.                                   1,034,000    201,913             0.0%
                  China Southern Airlines Co., Ltd. Class H                           448,000    297,803             0.0%
                  China Southern Airlines Co., Ltd. Sponsored ADR                       2,392     78,075             0.0%
                  China State Construction International Holdings, Ltd.               296,000    536,375             0.0%
                  China Suntien Green Energy Corp., Ltd. Class H                      337,000     71,823             0.0%
*                 China Taiping Insurance Holdings Co., Ltd.                          300,000    746,929             0.1%
                  China Telecom Corp., Ltd. ADR                                         1,739     85,246             0.0%
                  China Telecom Corp., Ltd. Class H                                   354,000    172,675             0.0%
                  China Tian Lun Gas Holdings, Ltd.                                    18,000     10,545             0.0%
                  China Traditional Chinese Medicine Holdings Co., Ltd.               406,000    237,703             0.0%
#                 China Travel International Investment Hong Kong, Ltd.               866,000    250,317             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
CHINA -- (Continued)
                  China Unicom Hong Kong, Ltd.                                      1,104,000 $1,428,602             0.1%
                  China Unicom Hong Kong, Ltd. ADR                                     32,502    421,876             0.0%
                  China Vanke Co., Ltd. Class H                                       132,100    334,742             0.0%
                  China Vast Industrial Urban Development Co., Ltd.                    33,000     12,216             0.0%
#                 China Water Affairs Group, Ltd.                                     210,000    140,322             0.0%
*                 China Water Industry Group, Ltd.                                    204,000     46,128             0.0%
#*                China Yurun Food Group, Ltd.                                        557,000     83,744             0.0%
                  China ZhengTong Auto Services Holdings, Ltd.                        337,500    185,331             0.0%
#                 China Zhongwang Holdings, Ltd.                                      536,000    242,983             0.0%
*                 Chinasoft International, Ltd.                                       322,000    193,372             0.0%
                  Chongqing Machinery & Electric Co., Ltd. Class H                    482,000     62,513             0.0%
                  Chongqing Rural Commercial Bank Co., Ltd. Class H                   966,000    663,432             0.1%
                  Chu Kong Shipping Enterprise Group Co., Ltd.                         78,000     19,930             0.0%
                  CIFI Holdings Group Co., Ltd.                                       900,000    324,926             0.0%
#                 CIMC Enric Holdings, Ltd.                                           122,000     71,101             0.0%
*                 CITIC Dameng Holdings, Ltd.                                         233,000     12,413             0.0%
#*                CITIC Resources Holdings, Ltd.                                      532,000     64,209             0.0%
                  CITIC Securities Co., Ltd. Class H                                  254,000    532,400             0.0%
                  CITIC, Ltd.                                                         600,000    870,003             0.1%
#                 Citychamp Watch & Jewellery Group, Ltd.                             226,000     50,214             0.0%
                  Clear Media, Ltd.                                                     5,000      5,462             0.0%
                  CNOOC, Ltd.                                                         782,000    912,279             0.1%
                  CNOOC, Ltd. Sponsored ADR                                             8,898  1,033,503             0.1%
#*                Cogobuy Group                                                       117,000    168,244             0.0%
#                 Colour Life Services Group Co., Ltd.                                 64,000     37,786             0.0%
                  Comba Telecom Systems Holdings, Ltd.                                539,983     79,045             0.0%
                  Concord New Energy Group, Ltd.                                    1,440,000     68,398             0.0%
                  Consun Pharmaceutical Group, Ltd.                                    83,000     56,179             0.0%
*                 Coolpad Group, Ltd.                                               1,152,600    106,690             0.0%
#*                COSCO SHIPPING Development Co., Ltd. Class H                        253,000     54,845             0.0%
                  COSCO SHIPPING Energy Transportation Co., Ltd. Class H              442,000    241,350             0.0%
#*                COSCO SHIPPING Holdings Co., Ltd. Class H                            95,000     41,495             0.0%
                  COSCO SHIPPING International Hong Kong Co., Ltd.                    128,000     54,930             0.0%
                  COSCO SHIPPING Ports, Ltd.                                          348,324    381,356             0.0%
*                 Coslight Technology International Group Co., Ltd.                    46,000     23,522             0.0%
#                 Cosmo Lady China Holdings Co., Ltd.                                 335,000     99,419             0.0%
#                 Country Garden Holdings Co., Ltd.                                 1,172,000  1,114,631             0.1%
                  CP Pokphand Co., Ltd.                                             2,298,000    197,606             0.0%
                  CPMC Holdings, Ltd.                                                 159,000     88,075             0.0%
                  CRRC Corp., Ltd. Class H                                            232,000    226,079             0.0%
                  CSPC Pharmaceutical Group, Ltd.                                     856,000  1,187,285             0.1%
#                 CSSC Offshore and Marine Engineering Group Co., Ltd. Class H         24,000     47,815             0.0%
#                 CT Environmental Group, Ltd.                                        896,000    166,925             0.0%
*                 Ctrip.com International, Ltd. ADR                                     8,145    411,404             0.0%
                  Dah Chong Hong Holdings, Ltd.                                       268,000    115,712             0.0%
                  Dali Foods Group Co., Ltd.                                          370,500    218,677             0.0%
#                 Dalian Port PDA Co., Ltd. Class H                                   293,000     51,937             0.0%
*                 Daphne International Holdings, Ltd.                                 304,000     30,010             0.0%
#                 Datang International Power Generation Co., Ltd. Class H             388,000    115,594             0.0%
                  Dawnrays Pharmaceutical Holdings, Ltd.                              152,000     89,027             0.0%
#*                Differ Group Holding Co., Ltd.                                      120,000     10,940             0.0%
#*                Digital China Holdings, Ltd.                                        188,000    154,617             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
CHINA -- (Continued)
#                 Dongfang Electric Corp., Ltd. Class H                                96,800 $   85,321             0.0%
                  Dongfeng Motor Group Co., Ltd. Class H                              590,000    619,693             0.1%
#                 Dongjiang Environmental Co., Ltd. Class H                            33,000     54,608             0.0%
*                 Dongyue Group, Ltd.                                                 320,000     10,569             0.0%
                  Dynagreen Environmental Protection Group Co., Ltd. Class H          110,000     63,003             0.0%
*                 eHi Car Services, Ltd. Sponsored ADR                                  1,532     15,504             0.0%
                  ENN Energy Holdings, Ltd.                                            80,000    433,671             0.0%
#                 EVA Precision Industrial Holdings, Ltd.                             500,000     82,839             0.0%
*                 Everbright Securities Co., Ltd. Class H                              25,000     37,003             0.0%
*                 EverChina International Holdings Co., Ltd.                          335,000     10,463             0.0%
#                 Fantasia Holdings Group Co., Ltd.                                   676,500    105,981             0.0%
                  Far East Horizon, Ltd.                                              327,000    300,803             0.0%
                  First Tractor Co., Ltd. Class H                                      36,000     19,408             0.0%
                  Fosun International, Ltd.                                           292,072    441,748             0.0%
                  Fu Shou Yuan International Group, Ltd.                              338,000    215,864             0.0%
                  Fufeng Group, Ltd.                                                  302,000    206,388             0.0%
#*                Fuguiniao Co., Ltd. Class H                                          37,999      7,108             0.0%
#                 Fullshare Holdings, Ltd.                                          1,240,000    401,730             0.0%
                  Future Land Development Holdings, Ltd.                              556,000    164,149             0.0%
                  Fuyao Glass Industry Group Co., Ltd. Class H                         50,000    176,505             0.0%
#*                GCL-Poly Energy Holdings, Ltd.                                    4,447,000    536,762             0.0%
#                 Geely Automobile Holdings, Ltd.                                     930,000  1,253,040             0.1%
                  Gemdale Properties & Investment Corp., Ltd.                         552,000     38,266             0.0%
                  GF Securities Co., Ltd. Class H                                      94,200    194,797             0.0%
*                 Glorious Property Holdings, Ltd.                                    628,000     72,618             0.0%
#                 Golden Eagle Retail Group, Ltd.                                     175,000    266,513             0.0%
                  Golden Throat Holdings Group Co., Ltd.                               79,000     25,787             0.0%
#                 Goldpac Group, Ltd.                                                  23,000      8,714             0.0%
#                 GOME Electrical Appliances Holding, Ltd.                          3,982,000    542,335             0.0%
                  Goodbaby International Holdings, Ltd.                               199,000     89,752             0.0%
#                 Great Wall Motor Co., Ltd. Class H                                  417,000    451,608             0.0%
                  Greatview Aseptic Packaging Co., Ltd.                               383,000    198,293             0.0%
*                 Greenland Hong Kong Holdings, Ltd.                                  314,000    101,247             0.0%
#*                Greentown China Holdings, Ltd.                                      228,000    219,039             0.0%
                  Guangdong Investment, Ltd.                                          288,000    445,472             0.0%
*                 Guangdong Land Holdings, Ltd.                                        76,000     17,093             0.0%
                  Guangdong Yueyun Transportation Co., Ltd. Class H                    79,000     57,057             0.0%
                  Guangshen Railway Co., Ltd. Class H                                 216,000    117,104             0.0%
                  Guangshen Railway Co., Ltd. Sponsored ADR                               600     16,248             0.0%
                  Guangzhou Automobile Group Co., Ltd. Class H                         62,000     96,354             0.0%
                  Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H       14,000     40,012             0.0%
                  Guangzhou R&F Properties Co., Ltd. Class H                          452,400    761,464             0.1%
                  Guolian Securities Co., Ltd. Class H                                 95,000     51,379             0.0%
#*                Haichang Ocean Park Holdings, Ltd.                                  129,000     27,683             0.0%
                  Haier Electronics Group Co., Ltd.                                   161,000    373,329             0.0%
                  Haitian International Holdings, Ltd.                                150,000    367,325             0.0%
                  Haitong Securities Co., Ltd. Class H                                229,600    378,604             0.0%
*                 Hanergy Thin Film Power Group, Ltd.                                 190,000        930             0.0%
                  Harbin Electric Co., Ltd. Class H                                   218,000    133,236             0.0%
#                 Harmonicare Medical Holdings, Ltd.                                   39,000     20,539             0.0%
                  Hengan International Group Co., Ltd.                                149,500  1,117,155             0.1%
*                 Hengdeli Holdings, Ltd.                                             720,000     87,852             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
CHINA -- (Continued)
*                 Hi Sun Technology China, Ltd.                                       459,000 $   77,171             0.0%
                  Hilong Holding, Ltd.                                                359,000     78,298             0.0%
*                 HKC Holdings, Ltd.                                                   48,000     32,804             0.0%
#*                HNA Holding Group Co., Ltd.                                       1,040,000     36,738             0.0%
                  HNA Infrastructure Co., Ltd. Class H                                 20,000     16,730             0.0%
*                 Honghua Group, Ltd.                                                 716,000     72,597             0.0%
                  Honworld Group, Ltd.                                                 31,500     16,873             0.0%
#                 Hopewell Highway Infrastructure, Ltd.                               118,500     68,491             0.0%
                  Hopson Development Holdings, Ltd.                                   236,000    224,728             0.0%
#                 HOSA International, Ltd.                                            114,000     35,886             0.0%
*                 Hua Han Health Industry Holdings, Ltd.                            1,494,000     38,184             0.0%
                  Hua Hong Semiconductor, Ltd.                                        118,000    167,302             0.0%
                  Huadian Fuxin Energy Corp., Ltd. Class H                            428,000     98,940             0.0%
#                 Huadian Power International Corp., Ltd. Class H                     174,000     73,303             0.0%
#                 Huaneng Power International, Inc. Class H                           176,000    121,316             0.0%
                  Huaneng Power International, Inc. Sponsored ADR                         900     24,624             0.0%
                  Huaneng Renewables Corp., Ltd. Class H                            1,386,000    483,813             0.0%
                  Huatai Securities Co., Ltd. Class H                                 110,600    214,170             0.0%
#                 Huishang Bank Corp., Ltd. Class H                                   285,000    134,682             0.0%
                  Hydoo International Holding, Ltd.                                    94,000      9,407             0.0%
#*                IMAX China Holding, Inc.                                             21,000     98,753             0.0%
                  Industrial & Commercial Bank of China, Ltd. Class H               6,427,000  4,189,540             0.2%
#                 Intime Retail Group Co., Ltd.                                       352,000    445,310             0.0%
*                 JD.com, Inc. ADR                                                     13,107    459,663             0.0%
#                 Jiangnan Group, Ltd.                                                504,000     64,743             0.0%
                  Jiangsu Expressway Co., Ltd. Class H                                130,000    191,828             0.0%
                  Jiangxi Copper Co., Ltd. Class H                                    235,000    366,075             0.0%
#*                JinkoSolar Holding Co., Ltd. ADR                                      8,632    149,679             0.0%
#                 Joy City Property, Ltd.                                             144,000     22,560             0.0%
                  Ju Teng International Holdings, Ltd.                                258,000     95,074             0.0%
#                 K Wah International Holdings, Ltd.                                  479,913    304,537             0.0%
#*                Kaisa Group Holdings, Ltd.                                           80,000     23,964             0.0%
                  Kangda International Environmental Co., Ltd.                        177,000     41,136             0.0%
*                 Kasen International Holdings, Ltd.                                  100,000     17,615             0.0%
                  Kingboard Chemical Holdings, Ltd.                                   231,000    831,959             0.1%
                  Kingboard Laminates Holdings, Ltd.                                  274,500    330,840             0.0%
#*                Kingdee International Software Group Co., Ltd.                      272,000    114,527             0.0%
                  Kingsoft Corp., Ltd.                                                 42,000    119,710             0.0%
#*                Ko Yo Chemical Group, Ltd.                                          568,000     15,038             0.0%
#                 Koradior Holdings, Ltd.                                              57,000     60,961             0.0%
                  Kunlun Energy Co., Ltd.                                           1,114,000  1,005,303             0.1%
                  KWG Property Holding, Ltd.                                          438,000    330,870             0.0%
                  Le Saunda Holdings, Ltd.                                             57,200     12,728             0.0%
                  Lee & Man Paper Manufacturing, Ltd.                                 483,000    378,192             0.0%
                  Lee's Pharmaceutical Holdings, Ltd.                                  59,000     58,112             0.0%
                  Lenovo Group, Ltd.                                                1,554,000    993,540             0.1%
                  Leoch International Technology, Ltd.                                 63,000     15,547             0.0%
#*                Leyou Technologies Holdings, Ltd.                                   900,000    184,750             0.0%
*                 Li Ning Co., Ltd.                                                    76,500     50,264             0.0%
#*                Lianhua Supermarket Holdings Co., Ltd. Class H                      122,000     52,328             0.0%
*                 Lifestyle China Group, Ltd.                                         142,500     45,963             0.0%
*                 Lifetech Scientific Corp.                                           410,000    104,795             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
CHINA -- (Continued)
                  Livzon Pharmaceutical Group, Inc. Class H                            17,450 $  109,968             0.0%
#                 Logan Property Holdings Co., Ltd.                                   322,000    184,371             0.0%
                  Longfor Properties Co., Ltd.                                        427,500    739,715             0.1%
*                 LongiTech Smart Energy Holding, Ltd.                                 51,000     18,432             0.0%
                  Lonking Holdings, Ltd.                                              745,000    208,395             0.0%
*                 Loudong General Nice Resources China Holdings, Ltd.                 171,000      8,684             0.0%
#                 Luye Pharma Group, Ltd.                                             222,000    134,086             0.0%
*                 Maanshan Iron & Steel Co., Ltd. Class H                             478,000    161,312             0.0%
*                 Maoye International Holdings, Ltd.                                  275,000     29,335             0.0%
                  Metallurgical Corp. of China, Ltd. Class H                          241,000     89,061             0.0%
*                 Microport Scientific Corp.                                          101,000     70,730             0.0%
*                 MIE Holdings Corp.                                                  390,000     37,047             0.0%
                  MIN XIN Holdings, Ltd.                                               22,000     17,775             0.0%
*                 Mingfa Group International Co., Ltd.                                299,000     11,532             0.0%
                  Minmetals Land, Ltd.                                                270,000     32,933             0.0%
                  Minth Group, Ltd.                                                   194,000    719,947             0.1%
#*                MMG, Ltd.                                                           892,000    304,578             0.0%
                  Modern Land China Co., Ltd.                                         130,000     21,232             0.0%
#*                Munsun Capital Group, Ltd.                                        2,646,000     25,181             0.0%
#*                Nan Hai Corp., Ltd.                                               4,000,000    136,228             0.0%
#*                National Agricultural Holdings, Ltd.                                206,000     31,516             0.0%
#                 NetDragon Websoft Holdings, Ltd.                                     25,500     73,989             0.0%
                  NetEase, Inc. ADR                                                     6,957  1,846,318             0.1%
                  New China Life Insurance Co., Ltd. Class H                           26,100    128,919             0.0%
*                 New Oriental Education & Technology Group, Inc. Sponsored ADR         8,400    542,136             0.0%
*                 New World Department Store China, Ltd.                               60,000      9,008             0.0%
                  Nexteer Automotive Group, Ltd.                                      312,000    485,826             0.0%
                  Nine Dragons Paper Holdings, Ltd.                                   422,000    455,112             0.0%
#*                Noah Holdings, Ltd. ADR                                               7,935    200,121             0.0%
#*                North Mining Shares Co., Ltd.                                     2,070,000     42,006             0.0%
#*                NQ Mobile, Inc. Class A ADR                                          28,457    107,283             0.0%
                  NVC Lighting Holdings, Ltd.                                         480,000     54,237             0.0%
*                 O-Net Technologies Group, Ltd.                                       25,000     16,921             0.0%
#*                Ourgame International Holdings, Ltd.                                 67,000     24,148             0.0%
                  Overseas Chinese Town Asia Holdings, Ltd.                            46,000     18,351             0.0%
#*                Ozner Water International Holding, Ltd.                              62,000     15,520             0.0%
#                 Pacific Online, Ltd.                                                129,000     30,986             0.0%
                  Parkson Retail Group, Ltd.                                          263,000     33,093             0.0%
#                 PAX Global Technology, Ltd.                                         334,000    206,278             0.0%
                  People's Insurance Co. Group of China, Ltd. (The) Class H         1,085,000    447,108             0.0%
                  PetroChina Co., Ltd. ADR                                              1,900    133,475             0.0%
                  PetroChina Co., Ltd. Class H                                      1,306,000    917,571             0.1%
*                 Phoenix New Media, Ltd. ADR                                           9,125     31,846             0.0%
                  Phoenix Satellite Television Holdings, Ltd.                         338,000     57,747             0.0%
                  PICC Property & Casualty Co., Ltd. Class H                          756,000  1,215,279             0.1%
                  Ping An Insurance Group Co. of China, Ltd. Class H                  511,500  2,875,782             0.2%
*                 Ping An Securities Group Holdings, Ltd.                           2,660,000     24,917             0.0%
                  Poly Culture Group Corp., Ltd. Class H                               28,200     74,314             0.0%
#*                Poly Property Group Co., Ltd.                                       733,000    300,325             0.0%
                  Pou Sheng International Holdings, Ltd.                              528,000    112,635             0.0%
                  Powerlong Real Estate Holdings, Ltd.                                453,000    213,682             0.0%
*                 PW Medtech Group, Ltd.                                              156,000     36,846             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
CHINA -- (Continued)
*                 Q Technology Group Co., Ltd.                                         98,000 $ 83,210             0.0%
#                 Qingdao Port International Co., Ltd. Class H                        149,000   79,321             0.0%
                  Qingling Motors Co., Ltd. Class H                                   202,000   66,710             0.0%
#                 Qinhuangdao Port Co., Ltd. Class H                                   86,500   26,123             0.0%
*                 Qinqin Foodstuffs Group Cayman Co., Ltd.                              8,900    3,181             0.0%
                  Real Nutriceutical Group, Ltd.                                      516,000   30,121             0.0%
                  Red Star Macalline Group Corp., Ltd. Class H                         23,000   24,526             0.0%
#*                Redco Properties Group, Ltd.                                        122,000   47,840             0.0%
#*                Renhe Commercial Holdings Co., Ltd.                               5,416,000  138,418             0.0%
#*                REXLot Holdings, Ltd.                                             1,750,000   26,089             0.0%
                  Road King Infrastructure, Ltd.                                       83,000  123,080             0.0%
#*                Sany Heavy Equipment International Holdings Co., Ltd.               408,000   79,638             0.0%
#                 Seaspan Corp.                                                        11,120   78,285             0.0%
#*                Semiconductor Manufacturing International Corp.                     642,099  811,132             0.1%
*                 Semiconductor Manufacturing International Corp. ADR                  30,682  192,990             0.0%
                  Shandong Chenming Paper Holdings, Ltd. Class H                      117,500  135,023             0.0%
                  Shandong Weigao Group Medical Polymer Co., Ltd. Class H             380,000  276,919             0.0%
                  Shandong Xinhua Pharmaceutical Co., Ltd. Class H                     16,000   14,114             0.0%
#                 Shanghai Dasheng Agricultural Finance Technology Co., Ltd.
                    Class H                                                           448,000   44,365             0.0%
#*                Shanghai Electric Group Co., Ltd. Class H                           580,000  273,341             0.0%
                  Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H                26,500   99,904             0.0%
*                 Shanghai Fudan Microelectronics Group Co., Ltd. Class H              92,000   69,956             0.0%
#                 Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H       61,000   49,359             0.0%
                  Shanghai Haohai Biological Technology Co., Ltd. Class H               3,600   19,844             0.0%
                  Shanghai Industrial Holdings, Ltd.                                  167,000  528,329             0.0%
#                 Shanghai Industrial Urban Development Group, Ltd.                   504,000  108,695             0.0%
#                 Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H     420,000  122,442             0.0%
                  Shanghai Pharmaceuticals Holding Co., Ltd. Class H                  126,600  334,849             0.0%
                  Shanghai Prime Machinery Co., Ltd. Class H                          320,000   61,625             0.0%
                  Shengjing Bank Co., Ltd. Class H                                     48,500   41,735             0.0%
                  Shenguan Holdings Group, Ltd.                                       248,000   18,153             0.0%
                  Shenzhen Expressway Co., Ltd. Class H                               158,000  143,898             0.0%
                  Shenzhen International Holdings, Ltd.                               302,101  507,126             0.0%
                  Shenzhen Investment, Ltd.                                         1,100,982  498,936             0.0%
#                 Shenzhou International Group Holdings, Ltd.                          87,000  572,453             0.1%
                  Shimao Property Holdings, Ltd.                                      515,500  827,390             0.1%
*                 Shougang Concord International Enterprises Co., Ltd.                828,000   26,258             0.0%
                  Shougang Fushan Resources Group, Ltd.                               824,000  151,356             0.0%
                  Shui On Land, Ltd.                                                1,353,000  300,677             0.0%
#*                Shunfeng International Clean Energy, Ltd.                           566,000   34,871             0.0%
                  Sichuan Expressway Co., Ltd. Class H                                178,000   78,036             0.0%
                  Sihuan Pharmaceutical Holdings Group, Ltd.                        1,248,000  554,612             0.0%
*                 Silver Grant International Industries, Ltd.                         104,000   16,024             0.0%
#*                Silverman Holdings, Ltd.                                            122,000   16,459             0.0%
                  Sino Biopharmaceutical, Ltd.                                        877,000  720,705             0.1%
#*                Sino Oil And Gas Holdings, Ltd.                                   4,455,000  107,572             0.0%
                  Sino-Ocean Group Holdings, Ltd.                                     976,500  476,353             0.0%
#                 Sinofert Holdings, Ltd.                                             754,000  100,673             0.0%
*                 Sinolink Worldwide Holdings, Ltd.                                   518,000   55,904             0.0%
#                 SinoMedia Holding, Ltd.                                              54,000   11,921             0.0%
                  Sinopec Engineering Group Co., Ltd. Class H                         227,000  221,814             0.0%
                  Sinopec Kantons Holdings, Ltd.                                      352,000  179,429             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
CHINA -- (Continued)
#*                Sinopec Oilfield Service Corp. Class H                              270,000 $   47,135             0.0%
                  Sinopec Shanghai Petrochemical Co., Ltd. Class H                    518,000    289,451             0.0%
                  Sinopharm Group Co., Ltd. Class H                                   117,200    525,319             0.0%
#                 Sinosoft Technology Group, Ltd.                                     297,400     93,909             0.0%
#*                Sinotrans Shipping, Ltd.                                            482,000    108,324             0.0%
                  Sinotrans, Ltd. Class H                                             668,000    298,476             0.0%
                  Sinotruk Hong Kong, Ltd.                                            249,000    172,930             0.0%
*                 Skyfame Realty Holdings, Ltd.                                        92,000     11,451             0.0%
                  Skyworth Digital Holdings, Ltd.                                     651,989    378,313             0.0%
#                 SMI Holdings Group, Ltd.                                            884,000     77,178             0.0%
#                 SOHO China, Ltd.                                                    747,500    407,290             0.0%
*                 Sohu.com, Inc.                                                          396     15,365             0.0%
#*                Sound Global, Ltd.                                                   70,000     17,500             0.0%
#                 Springland International Holdings, Ltd.                             179,000     32,209             0.0%
#*                SPT Energy Group, Inc.                                              132,000      9,818             0.0%
*                 SRE Group, Ltd.                                                   1,148,000     27,720             0.0%
#                 SSY Group, Ltd.                                                     675,026    260,977             0.0%
                  Sun Art Retail Group, Ltd.                                          479,000    493,490             0.0%
#                 Sunac China Holdings, Ltd.                                          501,000    652,483             0.1%
                  Sunny Optical Technology Group Co., Ltd.                             86,000    706,634             0.1%
                  Symphony Holdings, Ltd.                                             380,000     34,177             0.0%
*                 TAL Education Group ADR                                               2,129    253,585             0.0%
#*                Tarena International, Inc. ADR                                        5,822    108,347             0.0%
*                 Taung Gold International, Ltd.                                    3,820,000     36,297             0.0%
#                 TCC International Holdings, Ltd.                                    550,000    251,470             0.0%
#*                TCL Multimedia Technology Holdings, Ltd.                             96,000     47,446             0.0%
*                 Tech Pro Technology Development, Ltd.                             1,538,000     25,692             0.0%
#                 Technovator International, Ltd.                                      98,000     37,107             0.0%
                  Tencent Holdings, Ltd.                                              103,100  3,230,465             0.2%
                  Tenwow International Holdings, Ltd.                                 137,000     28,513             0.0%
                  Texhong Textile Group, Ltd.                                         106,000    128,363             0.0%
#*                Tian An China Investment Co., Ltd.                                   30,000     24,238             0.0%
                  Tiangong International Co., Ltd.                                    340,000     33,617             0.0%
                  Tianjin Capital Environmental Protection Group Co., Ltd. Class H     38,000     25,808             0.0%
                  Tianjin Development Holdings, Ltd.                                  134,000     83,786             0.0%
                  Tianjin Port Development Holdings, Ltd.                             574,000    101,019             0.0%
                  Tianneng Power International, Ltd.                                  288,000    252,328             0.0%
                  Tibet Water Resources, Ltd.                                         179,000     74,928             0.0%
#                 Tingyi Cayman Islands Holding Corp.                                 384,000    493,194             0.0%
                  Tong Ren Tang Technologies Co., Ltd. Class H                        191,000    321,828             0.0%
#                 Tongda Group Holdings, Ltd.                                       1,210,000    473,745             0.0%
                  Top Spring International Holdings, Ltd.                              42,500     14,201             0.0%
                  Towngas China Co., Ltd.                                             231,000    138,032             0.0%
                  TPV Technology, Ltd.                                                192,000     52,507             0.0%
                  Travelsky Technology, Ltd. Class H                                   97,000    255,306             0.0%
                  Trigiant Group, Ltd.                                                100,000     15,805             0.0%
#                 Truly International Holdings, Ltd.                                  412,000    139,686             0.0%
#                 Tsingtao Brewery Co., Ltd. Class H                                   26,000    116,908             0.0%
#                 Uni-President China Holdings, Ltd.                                  398,000    279,629             0.0%
#*                United Energy Group, Ltd.                                         1,800,000     69,301             0.0%
#*                United Photovoltaics Group, Ltd.                                    836,000    129,871             0.0%
*                 Universal Health International Group Holding, Ltd.                  175,000      5,600             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
CHINA -- (Continued)
#                 Universal Medical Financial & Technical Advisory Services Co.,
                    Ltd.                                                               97,500 $     83,398             0.0%
*                 V1 Group, Ltd.                                                    1,224,000       37,713             0.0%
#                 Vinda International Holdings, Ltd.                                   31,000       62,921             0.0%
*                 Vipshop Holdings, Ltd. ADR                                           48,694      675,386             0.1%
                  Want Want China Holdings, Ltd.                                    1,065,000      765,882             0.1%
#                 Wasion Group Holdings, Ltd.                                         168,000       81,744             0.0%
#                 Weichai Power Co., Ltd. Class H                                     298,000      482,865             0.0%
                  Weiqiao Textile Co. Class H                                         178,500      128,052             0.0%
                  Welling Holding, Ltd.                                               300,000       67,420             0.0%
*                 West China Cement, Ltd.                                             852,000      128,082             0.0%
*                 Wuzhou International Holdings, Ltd.                                 400,000       39,594             0.0%
                  Xiamen International Port Co., Ltd. Class H                         302,000       60,073             0.0%
#*                Xinchen China Power Holdings, Ltd.                                   40,000        6,468             0.0%
                  Xingda International Holdings, Ltd.                                 299,000      119,763             0.0%
                  Xinhua Winshare Publishing and Media Co., Ltd. Class H               77,000       68,334             0.0%
#                 Xinjiang Goldwind Science & Technology Co., Ltd. Class H             78,200      113,844             0.0%
*                 Xinjiang Xinxin Mining Industry Co., Ltd. Class H                   367,000       44,729             0.0%
#                 Xinyi Solar Holdings, Ltd.                                        1,004,000      313,346             0.0%
#                 XTEP International Holdings, Ltd.                                   223,500       89,004             0.0%
*                 Yanchang Petroleum International, Ltd.                            1,420,000       33,180             0.0%
#                 Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H        54,500      114,138             0.0%
                  Yanzhou Coal Mining Co., Ltd. Class H                               346,000      299,102             0.0%
                  Yashili International Holdings, Ltd.                                281,000       49,047             0.0%
                  Yida China Holdings, Ltd.                                            84,000       19,983             0.0%
#                 Yingde Gases Group Co., Ltd.                                              4            3             0.0%
                  Yip's Chemical Holdings, Ltd.                                        84,000       37,759             0.0%
#*                Yirendai, Ltd. ADR                                                    3,227       80,546             0.0%
*                 Youyuan International Holdings, Ltd.                                173,000       48,472             0.0%
*                 Yuanda China Holdings, Ltd.                                         374,000        9,109             0.0%
*                 YuanShengTai Dairy Farm, Ltd.                                       185,000       10,687             0.0%
                  Yuexiu Property Co., Ltd.                                         2,412,000      408,874             0.0%
                  Yuexiu Transport Infrastructure, Ltd.                               152,000      117,131             0.0%
                  Yunnan Water Investment Co., Ltd. Class H                            23,000       11,134             0.0%
                  Yuzhou Properties Co., Ltd.                                         475,000      216,565             0.0%
*                 YY, Inc. ADR                                                         10,288      503,803             0.0%
#                 Zhaojin Mining Industry Co., Ltd. Class H                           142,000      124,277             0.0%
                  Zhejiang Expressway Co., Ltd. Class H                               198,000      246,309             0.0%
                  Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H              37,200       23,174             0.0%
                  Zhongsheng Group Holdings, Ltd.                                     259,500      365,861             0.0%
                  Zhuhai Holdings Investment Group, Ltd.                              122,000       19,122             0.0%
                  Zhuzhou CRRC Times Electric Co., Ltd. Class H                        90,000      462,667             0.0%
                  Zijin Mining Group Co., Ltd. Class H                                384,000      136,277             0.0%
                  Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H    354,600      168,006             0.0%
                  ZTE Corp. Class H                                                   136,960      263,818             0.0%
                                                                                              ------------ ---------------
TOTAL CHINA                                                                                    140,322,116             6.4%
                                                                                              ------------ ---------------
COLOMBIA -- (0.1%)
                  Almacenes Exito SA                                                   49,880      258,386             0.0%
                  Banco de Bogota SA                                                    1,006       20,619             0.0%
                  Bancolombia SA                                                       16,411      150,834             0.0%
                  Bancolombia SA Sponsored ADR                                          6,979      275,601             0.1%
                  Celsia SA ESP                                                        44,113       67,174             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
COLOMBIA -- (Continued)
                  Cementos Argos SA                                                  22,461 $   90,852             0.0%
*                 Cemex Latam Holdings SA                                            15,819     57,748             0.0%
                  Corp. Financiera Colombiana SA                                     13,303    127,695             0.0%
                  Ecopetrol SA                                                      273,285    126,332             0.0%
                  Ecopetrol SA Sponsored ADR                                          3,500     31,990             0.0%
                  Empresa de Energia de Bogota SA ESP                                29,392     18,432             0.0%
                  Grupo Argos SA                                                     31,868    220,975             0.0%
                  Grupo Aval Acciones y Valores SA                                    4,400     35,112             0.0%
                  Grupo de Inversiones Suramericana SA                               13,494    178,422             0.0%
                  Grupo Nutresa SA                                                   13,050    108,321             0.0%
                  Interconexion Electrica SA ESP                                     48,824    193,504             0.0%
                                                                                            ---------- ---------------
TOTAL COLOMBIA                                                                               1,961,997             0.1%
                                                                                            ---------- ---------------
CZECH REPUBLIC -- (0.0%)
                  CEZ A.S.                                                           16,838    293,786             0.0%
                  Komercni banka A.S.                                                 2,620    101,569             0.0%
                  O2 Czech Republic A.S.                                              6,009     70,867             0.0%
                  Pegas Nonwovens SA                                                  1,573     54,212             0.0%
                  Unipetrol A.S.                                                      3,329     37,690             0.0%
                                                                                            ---------- ---------------
TOTAL CZECH REPUBLIC                                                                           558,124             0.0%
                                                                                            ---------- ---------------
DENMARK -- (1.2%)
                  ALK-Abello A.S.                                                     1,995    311,232             0.0%
#                 Alm Brand A.S.                                                     25,496    208,980             0.0%
                  Ambu A.S. Class B                                                   5,194    255,542             0.0%
                  AP Moller - Maersk A.S. Class A                                       239    396,499             0.0%
                  AP Moller - Maersk A.S. Class B                                       406    700,364             0.0%
*                 Bang & Olufsen A.S.                                                 9,793    146,368             0.0%
#*                Bavarian Nordic A.S.                                                4,711    258,591             0.0%
                  Brodrene Hartmann A.S.                                                312     15,867             0.0%
                  Carlsberg A.S. Class B                                              8,982    896,246             0.1%
                  Chr Hansen Holding A.S.                                            16,630  1,120,429             0.1%
                  Coloplast A.S. Class B                                              2,571    220,144             0.0%
#*                D/S Norden A.S.                                                    10,983    219,514             0.0%
                  Danske Bank A.S.                                                   45,310  1,647,405             0.1%
                  DFDS A.S.                                                           7,890    470,451             0.0%
                  DSV A.S.                                                           39,340  2,190,665             0.1%
#                 FLSmidth & Co. A.S.                                                12,881    774,368             0.0%
*                 Genmab A.S.                                                         4,587    912,697             0.1%
#                 GN Store Nord A.S.                                                 37,161    965,928             0.1%
                  H Lundbeck A.S.                                                    13,324    683,455             0.0%
*                 H+H International A.S. Class B                                      3,370     46,855             0.0%
                  IC Group A.S.                                                       1,421     34,262             0.0%
                  ISS A.S.                                                           22,637    938,988             0.1%
                  Jyske Bank A.S.                                                    19,033  1,017,807             0.1%
                  Matas A.S.                                                         10,707    165,423             0.0%
*                 NKT Holding A.S.                                                    7,163    564,638             0.0%
                  Novo Nordisk A.S. Class B                                          52,084  2,027,987             0.1%
                  Novo Nordisk A.S. Sponsored ADR                                     5,344    206,706             0.0%
#                 Novozymes A.S. Class B                                             17,078    737,310             0.0%
                  Pandora A.S.                                                       12,828  1,385,811             0.1%
                  Parken Sport & Entertainment A.S.                                   1,486     20,455             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
DENMARK -- (Continued)
                  Per Aarsleff Holding A.S.                                           6,257 $   160,494             0.0%
                  Ringkjoebing Landbobank A.S.                                        1,298     313,025             0.0%
                  Rockwool International A.S. Class A                                    84      14,757             0.0%
                  Rockwool International A.S. Class B                                 2,079     380,588             0.0%
                  Royal Unibrew A.S.                                                  8,136     354,019             0.0%
                  RTX A.S.                                                            1,885      57,020             0.0%
#*                Santa Fe Group A.S.                                                 3,545      31,149             0.0%
                  Schouw & Co.                                                        4,780     492,022             0.0%
                  SimCorp A.S.                                                       10,418     652,706             0.0%
                  Solar A.S. Class B                                                  1,656      95,998             0.0%
                  Spar Nord Bank A.S.                                                23,989     271,924             0.0%
                  Sydbank A.S.                                                       24,660     896,997             0.1%
                  TDC A.S.                                                          267,252   1,433,664             0.1%
                  Tivoli A.S.                                                           115      10,670             0.0%
*                 TK Development A.S.                                                12,267      20,853             0.0%
*                 Topdanmark A.S.                                                    20,580     563,458             0.0%
                  Tryg A.S.                                                          25,951     497,916             0.0%
                  United International Enterprises                                      421      80,403             0.0%
                  Vestas Wind Systems A.S.                                           16,138   1,388,619             0.1%
*                 Vestjysk Bank A.S.                                                  6,101      13,349             0.0%
*                 William Demant Holding A.S.                                        22,710     519,780             0.0%
#*                Zealand Pharma A.S.                                                 2,209      39,472             0.0%
                                                                                            ----------- ---------------
TOTAL DENMARK                                                                                27,829,870             1.3%
                                                                                            ----------- ---------------
EGYPT -- (0.0%)
                  Commercial International Bank Egypt S.A.E. GDR                     26,910     115,055             0.0%
*                 Global Telecom Holding S.A.E. GDR(37953P202)                       22,568      41,157             0.0%
                  Global Telecom Holding S.A.E. GDR(BF8HVZ900)                       10,032      17,910             0.0%
                                                                                            ----------- ---------------
TOTAL EGYPT                                                                                     174,122             0.0%
                                                                                            ----------- ---------------
FINLAND -- (1.2%)
                  Ahlstrom-Munksjo Oyj                                                1,188      22,484             0.0%
                  Aktia Bank Oyj                                                      2,621      25,802             0.0%
                  Amer Sports Oyj                                                    28,628     633,636             0.0%
                  Atria Oyj                                                           4,159      49,407             0.0%
*                 BasWare Oyj                                                           277      10,715             0.0%
#                 Bittium Oyj                                                         8,880      61,583             0.0%
#                 Cargotec Oyj Class B                                                9,631     573,859             0.0%
#*                Caverion Corp.                                                     22,278     182,124             0.0%
                  Citycon Oyj                                                        78,347     192,631             0.0%
                  Cramo Oyj                                                           8,974     233,011             0.0%
                  Elisa Oyj                                                          16,312     554,721             0.0%
                  F-Secure Oyj                                                       16,474      61,291             0.0%
                  Finnair Oyj                                                        13,936      72,692             0.0%
                  Fiskars Oyj Abp                                                     5,521     121,149             0.0%
#                 Fortum Oyj                                                         50,992     741,436             0.1%
                  HKScan Oyj Class A                                                  8,154      30,508             0.0%
#                 Huhtamaki Oyj                                                      10,098     391,423             0.0%
                  Kemira Oyj                                                         25,003     319,840             0.0%
                  Kesko Oyj Class A                                                   2,475     115,788             0.0%
                  Kesko Oyj Class B                                                  16,580     776,521             0.1%
                  Kone Oyj Class B                                                   13,812     632,208             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
FINLAND -- (Continued)
                  Konecranes Oyj                                                     11,996 $   503,080             0.0%
                  Lassila & Tikanoja Oyj                                             12,076     234,304             0.0%
#                 Metsa Board Oyj                                                    54,499     386,615             0.0%
                  Metso Oyj                                                          35,930   1,286,796             0.1%
                  Neste Oyj                                                          27,896   1,136,739             0.1%
                  Nokia Oyj(5902941)                                                277,674   1,587,419             0.1%
                  Nokia Oyj(5946455)                                                 66,112     377,606             0.0%
#                 Nokia Oyj Sponsored ADR                                            20,625     118,181             0.0%
                  Nokian Renkaat Oyj                                                 31,222   1,341,946             0.1%
                  Olvi Oyj Class A                                                      566      17,484             0.0%
                  Oriola Oyj Class B                                                 46,001     193,795             0.0%
                  Orion Oyj Class A                                                   3,808     217,146             0.0%
                  Orion Oyj Class B                                                  14,351     822,449             0.1%
#                 Outokumpu Oyj                                                      74,453     712,961             0.0%
*                 Outotec Oyj                                                        44,278     328,551             0.0%
                  Ponsse Oy                                                           1,291      32,653             0.0%
                  Raisio Oyj Class V                                                 34,947     132,558             0.0%
                  Ramirent Oyj                                                       23,341     221,941             0.0%
#                 Revenio Group Oyj                                                   1,806      72,086             0.0%
#                 Sampo Oyj Class A                                                  38,158   1,826,150             0.1%
                  Sanoma Oyj                                                         32,087     283,038             0.0%
                  Sponda Oyj                                                         45,717     201,650             0.0%
#*                Stockmann Oyj Abp Class B                                          10,970      94,288             0.0%
#                 Stora Enso Oyj Class R                                            188,447   2,236,468             0.1%
#                 Technopolis Oyj                                                    30,207     101,280             0.0%
                  Teleste Oyj                                                           754       7,128             0.0%
                  Tieto Oyj                                                          15,335     480,846             0.0%
                  Tikkurila Oyj                                                       8,754     173,341             0.0%
                  UPM-Kymmene Oyj                                                   130,315   3,433,366             0.2%
                  Uponor Oyj                                                         14,663     277,670             0.0%
                  Vaisala Oyj Class A                                                 1,673      80,207             0.0%
                  Valmet Oyj                                                         38,986     710,127             0.0%
                  Wartsila Oyj Abp                                                   27,128   1,649,775             0.1%
                  YIT Oyj                                                            28,305     223,886             0.0%
                                                                                            ----------- ---------------
TOTAL FINLAND                                                                                27,306,359             1.2%
                                                                                            ----------- ---------------
FRANCE -- (5.1%)
                  ABC Arbitrage                                                      14,871     105,206             0.0%
                  Accor SA                                                           19,439     886,402             0.1%
                  Actia Group                                                         4,045      37,013             0.0%
                  Aeroports de Paris                                                  2,139     285,333             0.0%
*                 Air France-KLM                                                     39,813     334,474             0.0%
                  Air Liquide SA                                                     15,713   1,893,199             0.1%
#                 Airbus SE                                                          10,623     859,322             0.1%
                  Akka Technologies                                                   2,370     110,744             0.0%
                  Albioma SA                                                          5,784     111,240             0.0%
*                 Alstom SA                                                          24,431     775,449             0.0%
                  Altamir                                                             2,639      44,306             0.0%
                  Alten SA                                                            9,012     763,706             0.0%
                  Altran Technologies SA                                             40,510     679,709             0.0%
                  Amundi SA                                                           5,214     343,113             0.0%
                  Arkema SA                                                          20,462   2,166,578             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
FRANCE -- (Continued)
                  Assystem                                                              483 $   17,647             0.0%
                  Atos SE                                                            15,591  2,042,191             0.1%
                  Aubay                                                               1,979     60,097             0.0%
#                 AXA SA                                                            120,043  3,202,762             0.2%
                  Axway Software SA                                                   1,582     55,632             0.0%
                  Bastide le Confort Medical                                            474     15,602             0.0%
                  Beneteau SA                                                        10,108    143,314             0.0%
*                 Bigben Interactive                                                  3,747     25,554             0.0%
                  BioMerieux                                                          2,940    587,928             0.0%
                  BNP Paribas SA                                                     70,988  5,010,133             0.2%
                  Boiron SA                                                           1,480    140,756             0.0%
#                 Bollore SA                                                        102,100    415,438             0.0%
                  Bonduelle SCA                                                       5,015    173,857             0.0%
#                 Bourbon Corp.                                                       8,281     93,365             0.0%
                  Bouygues SA                                                        34,248  1,439,576             0.1%
                  Bureau Veritas SA                                                  19,969    462,689             0.0%
#                 Capgemini SA                                                        9,393    940,446             0.1%
                  Carrefour SA                                                       93,216  2,195,351             0.1%
                  Casino Guichard Perrachon SA                                       15,283    920,412             0.1%
#*                CGG SA                                                              5,055     36,168             0.0%
*                 CGG SA Sponsored ADR                                                   99        697             0.0%
                  Chargeurs SA                                                        7,674    191,477             0.0%
                  Christian Dior SE                                                   2,230    611,610             0.0%
                  Cie de Saint-Gobain                                                36,400  1,964,028             0.1%
                  Cie des Alpes                                                       1,287     32,796             0.0%
                  Cie Generale des Etablissements Michelin                           28,795  3,766,416             0.2%
                  Cie Plastic Omnium SA                                              13,754    538,287             0.0%
                  CNP Assurances                                                     29,545    617,159             0.0%
*                 Coface SA                                                          10,079     78,834             0.0%
                  Credit Agricole SA                                                 76,743  1,141,462             0.1%
                  Danone SA                                                          15,071  1,054,758             0.1%
                  Danone SA Sponsored ADR                                               907     12,771             0.0%
                  Dassault Aviation SA                                                   97    132,555             0.0%
                  Dassault Systemes SE                                                5,900    526,403             0.0%
                  Dassault Systemes SE Sponsored ADR                                    288     25,767             0.0%
                  Derichebourg SA                                                    48,578    232,700             0.0%
                  Devoteam SA                                                         1,192     80,264             0.0%
                  Edenred                                                            37,535    961,521             0.1%
                  Eiffage SA                                                         10,561    894,568             0.1%
                  Electricite de France SA                                           69,835    582,966             0.0%
#                 Elior Group                                                        26,640    664,640             0.0%
                  Elis SA                                                             8,820    182,496             0.0%
                  Engie SA                                                           88,718  1,250,927             0.1%
*                 Eramet                                                              2,179    104,860             0.0%
                  Essilor International SA                                            6,802    881,491             0.1%
*                 Esso SA Francaise                                                     572     24,397             0.0%
                  Euler Hermes Group                                                  2,544    248,538             0.0%
                  Eurofins Scientific SE                                              1,191    586,599             0.0%
                  Euronext NV                                                        10,807    530,146             0.0%
*                 Europcar Groupe SA                                                  1,124     13,709             0.0%
                  Eutelsat Communications SA                                         27,017    639,208             0.0%
#                 Exel Industries Class A                                               451     42,992             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
FRANCE -- (Continued)
                  Faurecia                                                           19,758 $  965,634             0.1%
                  Fleury Michon SA                                                      178      9,676             0.0%
                  Gaztransport Et Technigaz SA                                        4,609    172,037             0.0%
                  GL Events                                                           2,443     59,906             0.0%
                  Groupe Crit                                                         1,189     99,831             0.0%
                  Groupe Eurotunnel SE                                               58,551    643,224             0.0%
*                 Groupe Fnac SA                                                      3,770    264,855             0.0%
                  Groupe Open                                                         1,158     32,633             0.0%
#                 Guerbet                                                             2,490    212,873             0.0%
                  Haulotte Group SA                                                   4,122     61,068             0.0%
                  Havas SA                                                           33,026    305,449             0.0%
                  Hermes International                                                  575    274,890             0.0%
*                 ID Logistics Group                                                    555     84,127             0.0%
                  Iliad SA                                                            1,729    419,669             0.0%
                  Imerys SA                                                           4,944    425,337             0.0%
                  Ingenico Group SA                                                  12,423  1,124,865             0.1%
                  Interparfums SA                                                     1,374     47,140             0.0%
                  Ipsen SA                                                            4,514    525,533             0.0%
                  IPSOS                                                               8,610    276,158             0.0%
                  Jacquet Metal Service                                               3,625     97,301             0.0%
                  JCDecaux SA                                                         6,976    246,250             0.0%
#                 Kering                                                              2,983    924,605             0.1%
                  Korian SA                                                           9,844    317,208             0.0%
#                 L'Oreal SA                                                          4,157    827,865             0.1%
                  Lagardere SCA                                                      38,956  1,192,458             0.1%
                  Le Belier                                                             682     29,998             0.0%
                  Le Noble Age                                                        1,992    105,600             0.0%
                  Lectra                                                              2,696     70,019             0.0%
                  Legrand SA                                                         12,521    810,496             0.1%
                  Linedata Services                                                     844     44,137             0.0%
                  LISI                                                                6,911    271,044             0.0%
#                 LVMH Moet Hennessy Louis Vuitton SE                                 8,524  2,104,309             0.1%
                  Manitou BF SA                                                         596     18,829             0.0%
                  Mersen SA                                                           5,240    151,270             0.0%
                  Metropole Television SA                                             8,761    199,438             0.0%
                  MGI Coutier                                                         3,778    139,199             0.0%
                  Natixis SA                                                        104,327    726,031             0.0%
*                 Naturex                                                             1,380    125,726             0.0%
                  Neopost SA                                                         12,020    487,424             0.0%
#*                Nexans SA                                                          10,769    598,669             0.0%
                  Nexity SA                                                           7,614    413,964             0.0%
#*                Nicox                                                               4,090     44,477             0.0%
*                 NRJ Group                                                           1,632     18,761             0.0%
#                 Oeneo SA                                                            4,320     39,520             0.0%
#*                Onxeo SA                                                            8,787     25,175             0.0%
                  Orange SA                                                         256,370  3,967,925             0.2%
#                 Orange SA Sponsored ADR                                             5,502     85,281             0.0%
                  Orpea                                                               5,933    606,000             0.0%
#*                Parrot SA                                                           2,851     27,479             0.0%
                  PCAS                                                                1,144     16,153             0.0%
                  Pernod Ricard SA                                                    4,623    578,576             0.0%
*                 Peugeot SA                                                        106,886  2,240,930             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
FRANCE -- (Continued)
#*                Pierre & Vacances SA                                                1,511 $   70,447             0.0%
                  Plastivaloire                                                         525     92,538             0.0%
                  Publicis Groupe SA                                                  8,869    640,307             0.0%
                  Publicis Groupe SA ADR                                              2,568     46,352             0.0%
#                 Rallye SA                                                           9,436    206,174             0.0%
                  Remy Cointreau SA                                                   2,492    251,385             0.0%
                  Renault SA                                                         25,158  2,346,012             0.1%
                  Rexel SA                                                           99,536  1,777,547             0.1%
                  Rothschild & Co.                                                      710     22,029             0.0%
                  Rubis SCA                                                           7,567    768,745             0.0%
                  Safran SA                                                          10,693    885,325             0.1%
                  Sanofi                                                             44,127  4,169,727             0.2%
                  Sanofi ADR                                                         13,479    637,557             0.0%
                  Sartorius Stedim Biotech                                            2,628    176,281             0.0%
                  Savencia SA                                                         1,030     90,908             0.0%
                  Schneider Electric SE(4834108)                                     14,928  1,182,383             0.1%
                  Schneider Electric SE(B11BPS1)                                        523     41,384             0.0%
#                 SCOR SE                                                            31,176  1,233,228             0.1%
                  SEB SA                                                              5,053    813,703             0.1%
#*                Sequana SA                                                          8,305     13,474             0.0%
                  SES SA                                                             48,133  1,052,024             0.1%
*                 SFR Group SA                                                        6,974    228,323             0.0%
                  Societe BIC SA                                                      1,799    202,167             0.0%
                  Societe Generale SA                                                51,381  2,817,357             0.1%
                  Sodexo SA                                                           4,834    614,361             0.0%
*                 SOITEC                                                              1,173     49,801             0.0%
*                 Solocal Group                                                      31,284     37,034             0.0%
                  Somfy SA                                                              218    105,425             0.0%
                  Sopra Steria Group                                                  4,466    669,585             0.0%
                  SPIE SA                                                             5,285    146,475             0.0%
*                 Ste Industrielle d'Aviation Latecoere SA                           18,198     71,747             0.0%
                  Stef SA                                                             1,204    108,166             0.0%
                  STMicroelectronics NV(5962332)                                    123,790  1,987,283             0.1%
                  STMicroelectronics NV(2430025)                                      9,366    149,762             0.0%
                  Suez                                                               35,490    582,986             0.0%
                  Sword Group                                                         2,151     73,529             0.0%
                  Synergie SA                                                         3,073    128,364             0.0%
                  Tarkett SA                                                          9,125    428,741             0.0%
                  Technicolor SA                                                     48,316    245,336             0.0%
                  Teleperformance                                                    13,825  1,738,478             0.1%
                  Television Francaise 1                                             29,231    357,700             0.0%
                  Tessi SA                                                               65     10,349             0.0%
                  Thales SA                                                           6,199    651,555             0.0%
                  Thermador Groupe                                                      376     37,848             0.0%
                  Total Gabon                                                            54      9,226             0.0%
                  Total SA                                                          185,779  9,536,630             0.5%
#                 Total SA Sponsored ADR                                             15,997    818,561             0.1%
                  Trigano SA                                                          2,537    268,243             0.0%
*                 Ubisoft Entertainment SA                                           25,742  1,219,459             0.1%
                  Union Financiere de France BQE SA                                      87      2,597             0.0%
                  Valeo SA                                                           21,534  1,549,588             0.1%
#*                Vallourec SA                                                      111,308    711,974             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
FRANCE -- (Continued)
#*                Valneva SE                                                         11,308 $     33,869             0.0%
#                 Veolia Environnement SA                                            14,508      276,093             0.0%
                  Veolia Environnement SA ADR                                         1,217       23,038             0.0%
                  Vetoquinol SA                                                         381       20,928             0.0%
                  Vicat SA                                                            5,312      377,853             0.0%
                  Vilmorin & Cie SA                                                   2,098      151,706             0.0%
#                 Vinci SA                                                           27,787    2,368,522             0.1%
*                 Virbac SA                                                             604       95,094             0.0%
#                 Vivendi SA                                                        106,185    2,106,201             0.1%
*                 Worldline SA                                                        9,358      310,436             0.0%
#                 Zodiac Aerospace                                                   19,709      478,446             0.0%
                                                                                            ------------ ---------------
TOTAL FRANCE                                                                                 117,867,142             5.4%
                                                                                            ------------ ---------------
GERMANY -- (4.8%)
                  Aareal Bank AG                                                     25,939    1,043,288             0.1%
                  Adidas AG                                                           9,575    1,919,677             0.1%
#*                ADLER Real Estate AG                                                6,528      102,446             0.0%
*                 ADVA Optical Networking SE                                          8,775       96,443             0.0%
#*                AIXTRON SE                                                         14,656       80,353             0.0%
                  Allianz SE                                                         23,924    4,554,594             0.2%
                  Allianz SE Sponsored ADR                                           21,958      417,400             0.0%
                  Amadeus Fire AG                                                     1,046       89,499             0.0%
#                 Aurubis AG                                                         10,005      699,204             0.0%
#                 Axel Springer SE                                                   15,158      850,472             0.1%
                  BASF SE                                                            66,555    6,483,717             0.3%
                  Basler AG                                                              22        2,214             0.0%
                  Bauer AG                                                            2,770       48,716             0.0%
#                 Bayer AG                                                           27,125    3,356,259             0.2%
                  Bayer AG Sponsored ADR                                                273       33,969             0.0%
#                 Bayerische Motoren Werke AG                                        37,367    3,570,109             0.2%
                  BayWa AG                                                            4,933      179,559             0.0%
                  Bechtle AG                                                          2,677      307,148             0.0%
                  Beiersdorf AG                                                       2,329      231,622             0.0%
#                 Bertrandt AG                                                        1,654      172,743             0.0%
                  Bijou Brigitte AG                                                     671       41,442             0.0%
#*                Bilfinger SE                                                       11,517      499,999             0.0%
                  Biotest AG                                                            717       21,896             0.0%
                  Borussia Dortmund GmbH & Co. KGaA                                  22,429      144,475             0.0%
                  Brenntag AG                                                        12,745      755,546             0.0%
                  CANCOM SE                                                           3,177      188,000             0.0%
                  Carl Zeiss Meditec AG                                               4,552      206,926             0.0%
                  CENIT AG                                                            1,898       45,800             0.0%
                  CENTROTEC Sustainable AG                                            4,512       94,820             0.0%
                  Cewe Stiftung & Co. KGAA                                            2,110      192,126             0.0%
                  Comdirect Bank AG                                                   5,462       56,950             0.0%
#*                Commerzbank AG                                                    177,359    1,738,746             0.1%
                  CompuGroup Medical SE                                               5,778      284,462             0.0%
*                 Constantin Medien AG                                               11,404       25,968             0.0%
                  Continental AG                                                      3,691      826,774             0.1%
                  Covestro AG                                                         5,085      396,281             0.0%
                  CropEnergies AG                                                     5,612       55,169             0.0%
                  CTS Eventim AG & Co. KGaA                                           9,103      350,373             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
GERMANY -- (Continued)
                  Daimler AG                                                        102,777 $7,658,354             0.4%
*                 Deutsche Bank AG(5750355)                                         127,501  2,292,571             0.1%
*                 Deutsche Bank AG(D18190898)                                        45,969    830,660             0.1%
                  Deutsche Beteiligungs AG                                            3,211    122,176             0.0%
                  Deutsche Boerse AG                                                  7,227    707,374             0.0%
                  Deutsche EuroShop AG                                                7,588    308,062             0.0%
                  Deutsche Lufthansa AG                                              91,059  1,570,971             0.1%
                  Deutsche Post AG                                                   25,178    904,993             0.1%
                  Deutsche Telekom AG                                               323,930  5,681,989             0.3%
                  Deutsche Telekom AG Sponsored ADR                                  13,453    236,073             0.0%
                  Deutsche Wohnen AG                                                 26,253    897,683             0.1%
                  Deutz AG                                                           26,774    208,401             0.0%
*                 Dialog Semiconductor P.L.C.                                        20,828    974,562             0.1%
                  DIC Asset AG                                                        8,036     82,467             0.0%
                  Diebold Nixdorf AG                                                    514     39,271             0.0%
                  DMG Mori AG                                                         4,898    266,892             0.0%
                  Dr Hoenle AG                                                          343     13,171             0.0%
                  Draegerwerk AG & Co. KGaA                                           1,073     84,201             0.0%
#                 Drillisch AG                                                        6,530    349,984             0.0%
#                 Duerr AG                                                            6,981    695,659             0.0%
                  E.ON SE                                                           360,877  2,813,175             0.1%
                  Eckert & Ziegler AG                                                 1,104     30,501             0.0%
                  Elmos Semiconductor AG                                              5,499    146,147             0.0%
#                 ElringKlinger AG                                                    9,534    190,325             0.0%
                  Evonik Industries AG                                               22,116    738,453             0.0%
*                 Evotec AG                                                          26,154    305,417             0.0%
#                 Fielmann AG                                                         3,698    282,707             0.0%
*                 First Sensor AG                                                     2,116     26,920             0.0%
                  Francotyp-Postalia Holding AG Class A                               2,444     14,109             0.0%
#                 Fraport AG Frankfurt Airport Services Worldwide                     8,041    632,613             0.0%
                  Freenet AG                                                         25,672    805,673             0.1%
                  Fresenius Medical Care AG & Co. KGaA                               18,031  1,600,598             0.1%
                  Fresenius SE & Co. KGaA                                            15,523  1,259,385             0.1%
                  Fuchs Petrolub SE                                                   4,183    188,871             0.0%
#                 GEA Group AG                                                       11,035    469,124             0.0%
                  Gerresheimer AG                                                    11,163    875,720             0.1%
#                 Gerry Weber International AG                                       10,523    154,216             0.0%
#                 Gesco AG                                                              852     23,107             0.0%
#                 GFT Technologies SE                                                 2,895     59,064             0.0%
                  Grammer AG                                                          4,289    263,165             0.0%
                  GRENKE AG                                                             529    105,307             0.0%
*                 H&R GmbH & Co. KGaA                                                 4,991     75,218             0.0%
                  Hamburger Hafen und Logistik AG                                     9,227    174,874             0.0%
                  Hannover Rueck SE                                                   5,270    632,211             0.0%
*                 Hapag-Lloyd AG                                                      1,333     39,225             0.0%
                  HeidelbergCement AG                                                19,001  1,759,064             0.1%
#*                Heidelberger Druckmaschinen AG                                     83,497    233,054             0.0%
                  Hella KGaA Hueck & Co.                                              8,867    438,930             0.0%
                  Henkel AG & Co. KGaA                                                1,651    192,590             0.0%
*                 Highlight Communications AG                                         1,819     10,702             0.0%
                  Hochtief AG                                                         3,713    668,685             0.0%
#*                HolidayCheck Group AG                                               4,368     11,816             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
GERMANY -- (Continued)
                  Hornbach Baumarkt AG                                                2,247 $   73,421             0.0%
#                 Hugo Boss AG                                                       12,553    954,571             0.1%
                  Indus Holding AG                                                    5,097    340,714             0.0%
                  Infineon Technologies AG                                           54,946  1,135,709             0.1%
                  Infineon Technologies AG ADR                                        9,006    186,244             0.0%
                  Isra Vision AG                                                        666     97,574             0.0%
                  Jenoptik AG                                                         9,812    264,017             0.0%
#                 K+S AG                                                             61,082  1,457,312             0.1%
                  KION Group AG                                                      18,062  1,223,617             0.1%
*                 Kloeckner & Co. SE                                                 31,651    349,658             0.0%
*                 Koenig & Bauer AG                                                   4,122    285,252             0.0%
*                 Kontron AG                                                         22,194     78,270             0.0%
#                 Krones AG                                                           2,951    350,375             0.0%
                  KWS Saat SE                                                           510    181,388             0.0%
                  Lanxess AG                                                         28,078  2,027,412             0.1%
                  LEG Immobilien AG                                                   9,232    793,142             0.1%
                  Leifheit AG                                                         1,228     94,936             0.0%
                  Leoni AG                                                           11,125    604,381             0.0%
                  Linde AG                                                            6,523  1,172,108             0.1%
#*                LPKF Laser & Electronics AG                                         3,217     33,631             0.0%
#                 MAN SE                                                              2,944    309,315             0.0%
#*                Manz AG                                                             1,498     63,632             0.0%
#*                Medigene AG                                                         4,033     50,441             0.0%
                  Merck KGaA                                                          5,239    615,434             0.0%
                  Metro AG                                                           42,865  1,410,658             0.1%
                  MLP AG                                                             18,784    118,487             0.0%
                  MTU Aero Engines AG                                                14,421  2,068,459             0.1%
                  Muenchener Rueckversicherungs-Gesellschaft AG                       8,927  1,711,477             0.1%
                  Nemetschek SE                                                       3,469    237,922             0.0%
                  Nexus AG                                                              578     13,924             0.0%
*                 Nordex SE                                                           7,403    111,564             0.0%
                  Norma Group SE                                                      8,661    464,399             0.0%
                  OHB SE                                                                463     11,145             0.0%
                  Osram Licht AG                                                     18,719  1,253,975             0.1%
#                 paragon AG                                                            760     48,268             0.0%
*                 Patrizia Immobilien AG                                             15,182    299,530             0.0%
                  Pfeiffer Vacuum Technology AG                                       1,830    237,591             0.0%
                  PNE Wind AG                                                        23,742     66,196             0.0%
#                 ProSiebenSat.1 Media SE                                            23,392    992,982             0.1%
                  Puma SE                                                               530    206,856             0.0%
                  QIAGEN NV(BYXS699)                                                 28,560    855,581             0.1%
                  QIAGEN NV(N72482123)                                               10,689    321,629             0.0%
#                 QSC AG                                                             39,136     69,355             0.0%
#                 Rational AG                                                           605    304,076             0.0%
                  Rheinmetall AG                                                     12,215  1,121,211             0.1%
                  RHOEN-KLINIKUM AG                                                   9,064    259,066             0.0%
#                 RIB Software SE                                                     7,112    104,228             0.0%
                  RTL Group SA                                                        2,363    183,144             0.0%
*                 RWE AG                                                            149,637  2,478,472             0.1%
#                 S&T AG                                                              5,727     81,000             0.0%
                  SAF-Holland SA                                                     13,512    233,269             0.0%
                  Salzgitter AG                                                      12,444    425,952             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES   VALUE++    OF NET ASSETS**
                                                                                    ------ ------------ ---------------
GERMANY -- (Continued)
                  SAP SE                                                            10,907 $  1,092,510             0.1%
                  SAP SE Sponsored ADR                                               1,405      140,753             0.0%
#                 Schaltbau Holding AG                                               1,570       61,404             0.0%
                  Secunet Security Networks AG                                         213       12,119             0.0%
#*                SGL Carbon SE                                                      8,371       84,615             0.0%
                  SHW AG                                                             2,751       96,538             0.0%
                  Siemens AG                                                        18,587    2,666,173             0.1%
*                 Siltronic AG                                                       2,133      153,338             0.0%
#                 Sixt SE                                                            4,382      242,471             0.0%
#                 SMA Solar Technology AG                                            2,401       62,127             0.0%
                  Software AG                                                       10,498      461,893             0.0%
                  Stabilus SA                                                        1,438      104,128             0.0%
                  Stada Arzneimittel AG                                             19,351    1,371,217             0.1%
#                 Stroeer SE & Co. KGaA                                              4,360      252,125             0.0%
                  Suedzucker AG                                                     24,338      520,865             0.0%
*                 Suess MicroTec AG                                                 10,755      120,968             0.0%
                  Surteco SE                                                         2,688       67,319             0.0%
                  Symrise AG                                                         9,130      639,177             0.0%
                  TAG Immobilien AG                                                 26,900      382,995             0.0%
                  Takkt AG                                                          12,175      289,344             0.0%
*                 Talanx AG                                                         10,174      366,748             0.0%
                  Technotrans AG                                                     1,262       44,862             0.0%
*                 Tele Columbus AG                                                   2,121       20,216             0.0%
#                 Telefonica Deutschland Holding AG                                 93,715      454,399             0.0%
                  ThyssenKrupp AG                                                   13,866      330,434             0.0%
                  TLG Immobilien AG                                                  9,488      191,990             0.0%
*                 Tom Tailor Holding SE                                              9,154       86,874             0.0%
#                 Traffic Systems SE                                                   789       12,034             0.0%
*                 Uniper SE                                                         54,917      901,304             0.1%
#                 United Internet AG                                                14,011      644,873             0.0%
                  VERBIO Vereinigte BioEnergie AG                                   10,179      100,498             0.0%
                  Volkswagen AG                                                      4,001      645,141             0.0%
                  Vonovia SE                                                        16,147      584,581             0.0%
#*                Vossloh AG                                                         2,541      170,487             0.0%
#                 VTG AG                                                             3,519      116,078             0.0%
#                 Wacker Chemie AG                                                   5,556      588,078             0.0%
                  Wacker Neuson SE                                                  10,879      274,845             0.0%
                  Washtec AG                                                         2,703      202,337             0.0%
#                 Wirecard AG                                                        3,504      207,193             0.0%
                  Wuestenrot & Wuerttembergische AG                                  2,231       45,200             0.0%
                  XING AG                                                              643      150,426             0.0%
*                 Zalando SE                                                         2,287      100,885             0.0%
                  Zeal Network SE                                                    2,876       84,536             0.0%
                                                                                           ------------ ---------------
TOTAL GERMANY                                                                               112,890,733             5.2%
                                                                                           ------------ ---------------
GREECE -- (0.0%)
                  Aegean Airlines SA                                                 1,506       12,948             0.0%
*                 Alpha Bank AE                                                      1,555        3,312             0.0%
*                 FF Group                                                           1,384       29,439             0.0%
                  Hellenic Exchanges - Athens Stock Exchange SA                      3,515       18,596             0.0%
*                 Hellenic Petroleum SA                                              4,268       24,584             0.0%
                  Hellenic Telecommunications Organization SA                        9,041       87,806             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
GREECE -- (Continued)
*                 Intralot SA-Integrated Lottery Systems & Services                    13,391 $   18,066             0.0%
                  JUMBO SA                                                              4,193     66,154             0.0%
                  Metka Industrial - Construction SA                                    1,233      9,395             0.0%
                  Motor Oil Hellas Corinth Refineries SA                                2,271     38,531             0.0%
*                 Mytilineos Holdings SA                                                6,360     47,806             0.0%
*                 National Bank of Greece SA                                            1,035        322             0.0%
                  OPAP SA                                                               6,092     60,370             0.0%
*                 Piraeus Bank SA                                                         589        125             0.0%
*                 Public Power Corp. SA                                                 4,356     16,030             0.0%
                  Titan Cement Co. SA                                                   2,126     55,487             0.0%
                                                                                              ---------- ---------------
TOTAL GREECE                                                                                     488,971             0.0%
                                                                                              ---------- ---------------
HONG KONG -- (2.2%)
#*                13 Holdings, Ltd. (The)                                              45,500     13,468             0.0%
                  Agritrade Resources, Ltd.                                           165,000     30,307             0.0%
                  AIA Group, Ltd.                                                     557,400  3,858,008             0.2%
                  Alco Holdings, Ltd.                                                  86,000     22,419             0.0%
                  Allied Properties HK, Ltd.                                          366,000     86,538             0.0%
*                 Apac Resources, Ltd.                                                440,000      6,720             0.0%
#*                Applied Development Holdings, Ltd.                                  415,000     35,197             0.0%
                  APT Satellite Holdings, Ltd.                                        109,250     59,204             0.0%
                  Asia Financial Holdings, Ltd.                                        72,000     38,946             0.0%
*                 Asia Satellite Telecommunications Holdings, Ltd.                      9,500     11,418             0.0%
                  Asia Standard International Group, Ltd.                              50,000     12,337             0.0%
                  ASM Pacific Technology, Ltd.                                         50,000    744,067             0.1%
*                 Auto Italia Holdings                                                475,000      6,183             0.0%
#                 Bank of East Asia, Ltd. (The)                                       112,455    465,030             0.0%
*                 BeijingWest Industries International, Ltd.                           74,000     15,004             0.0%
                  BOC Hong Kong Holdings, Ltd.                                        323,500  1,329,435             0.1%
                  Bonjour Holdings, Ltd.                                              488,000     24,763             0.0%
#                 Bright Smart Securities & Commodities Group, Ltd.                   182,000     53,709             0.0%
*                 Brightoil Petroleum Holdings, Ltd.                                  977,000    264,865             0.0%
*                 Burwill Holdings, Ltd.                                              346,000      8,132             0.0%
                  Cafe de Coral Holdings, Ltd.                                         60,000    195,096             0.0%
                  Cathay Pacific Airways, Ltd.                                        447,000    643,331             0.1%
*                 CGN Mining Co., Ltd.                                                335,000     29,242             0.0%
                  Cheung Kong Infrastructure Holdings, Ltd.                            46,000    402,713             0.0%
                  Cheung Kong Property Holdings, Ltd.                                  56,200    402,348             0.0%
*                 China Best Group Holding, Ltd.                                      760,000     15,646             0.0%
*                 China Energy Development Holdings, Ltd.                           1,658,000     17,042             0.0%
*                 China Ever Grand Financial Leasing Group Co., Ltd.                  500,000      4,948             0.0%
                  China Flavors & Fragrances Co., Ltd.                                 84,000     25,155             0.0%
*                 China Healthcare Enterprise Group, Ltd.                           1,400,000     17,448             0.0%
#                 China LNG Group, Ltd.                                             3,020,000     63,244             0.0%
                  China Metal International Holdings, Inc.                             40,000     12,390             0.0%
#                 China Motor Bus Co., Ltd.                                             2,400     32,329             0.0%
*                 China Star Entertainment, Ltd.                                       30,000      1,310             0.0%
*                 China Strategic Holdings, Ltd.                                    2,540,000     48,581             0.0%
#                 Chinese Estates Holdings, Ltd.                                       59,500     91,406             0.0%
*                 Chinlink International Holdings, Ltd.                               179,600     32,326             0.0%
                  Chow Sang Sang Holdings International, Ltd.                         103,000    263,251             0.0%
                  Chow Tai Fook Jewellery Group, Ltd.                                 216,800    238,254             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
HONG KONG -- (Continued)
                  Chuang's China Investments, Ltd.                                    150,000 $   10,213             0.0%
                  Chuang's Consortium International, Ltd.                             264,000     54,247             0.0%
                  CITIC Telecom International Holdings, Ltd.                          627,000    193,330             0.0%
                  CK Hutchison Holdings, Ltd.                                         269,200  3,361,577             0.2%
                  CK Life Sciences International Holdings, Inc.                       806,000     68,323             0.0%
                  CLP Holdings, Ltd.                                                   48,500    511,491             0.0%
*                 CMMB Vision Holdings, Ltd.                                          536,000     27,922             0.0%
                  CNQC International Holdings, Ltd.                                   190,000     63,520             0.0%
*                 Common Splendor International Health Industry Group, Ltd.           388,000     30,902             0.0%
*                 Convoy Global Holdings, Ltd.                                      1,758,000     45,838             0.0%
#*                Cowell e Holdings, Inc.                                              65,000     20,768             0.0%
*                 Crocodile Garments                                                   99,000     13,357             0.0%
                  CSI Properties, Ltd.                                              1,270,000     66,896             0.0%
                  CW Group Holdings, Ltd.                                             187,500     37,805             0.0%
                  Dah Sing Banking Group, Ltd.                                        155,200    311,851             0.0%
                  Dah Sing Financial Holdings, Ltd.                                    64,400    488,208             0.0%
                  Dan Form Holdings Co., Ltd.                                           3,899      1,253             0.0%
                  Emperor Capital Group, Ltd.                                         726,000     62,443             0.0%
                  Emperor Entertainment Hotel, Ltd.                                   145,000     34,835             0.0%
                  Emperor International Holdings, Ltd.                                556,000    171,539             0.0%
*                 Emperor Watch & Jewellery, Ltd.                                     890,000     39,472             0.0%
#*                Enerchina Holdings, Ltd.                                          2,238,000     63,470             0.0%
*                 ENM Holdings, Ltd.                                                  544,000     39,167             0.0%
*                 Esprit Holdings, Ltd.                                               387,800    300,874             0.0%
#                 Fairwood Holdings, Ltd.                                              14,000     54,246             0.0%
                  Far East Consortium International, Ltd.                             561,140    267,526             0.0%
*                 Far East Holdings International, Ltd.                               117,000     11,268             0.0%
                  FIH Mobile, Ltd.                                                    702,000    240,824             0.0%
                  First Pacific Co., Ltd.                                             516,000    397,331             0.0%
                  First Shanghai Investments, Ltd.                                    232,000     31,859             0.0%
                  Fountain SET Holdings, Ltd.                                         234,000     30,955             0.0%
*                 Freeman FinTech Corp., Ltd.                                         580,000     36,868             0.0%
                  Future Bright Holdings, Ltd.                                         36,000      3,789             0.0%
                  G-Resources Group, Ltd.                                           8,475,000    150,357             0.0%
                  Galaxy Entertainment Group, Ltd.                                    126,000    699,987             0.1%
#*                GCL New Energy Holdings, Ltd.                                     2,346,000    123,470             0.0%
#*                Genscript Biotech Corp.                                              68,000     30,199             0.0%
                  Get Nice Financial Group, Ltd.                                       26,350      3,925             0.0%
                  Get Nice Holdings, Ltd.                                           2,254,000     78,221             0.0%
                  Giordano International, Ltd.                                        560,000    300,606             0.0%
*                 Global Brands Group Holding, Ltd.                                 1,800,000    212,498             0.0%
#*                Good Resources Holdings, Ltd.                                       630,000     32,377             0.0%
#                 Great Eagle Holdings, Ltd.                                           76,225    378,050             0.0%
#                 Guotai Junan International Holdings, Ltd.                           802,000    251,218             0.0%
                  Haitong International Securities Group, Ltd.                        395,498    214,198             0.0%
                  Hang Lung Group, Ltd.                                               171,000    713,056             0.1%
                  Hang Lung Properties, Ltd.                                          205,000    537,136             0.0%
                  Hang Seng Bank, Ltd.                                                 44,000    891,259             0.1%
                  Hanison Construction Holdings, Ltd.                                   8,757      1,550             0.0%
*                 Hao Tian Development Group, Ltd.                                    429,000     20,413             0.0%
                  Henderson Land Development Co., Ltd.                                105,020    664,824             0.1%
                  HK Electric Investments & HK Electric Investments, Ltd.             184,000    162,687             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                      SHARES   VALUE++  OF NET ASSETS**
                                                                                    ---------- -------- ---------------
HONG KONG -- (Continued)
                  HKBN, Ltd.                                                           125,000 $134,915             0.0%
*                 HKR International, Ltd.                                              204,000  110,098             0.0%
                  HKT Trust & HKT, Ltd.                                                532,000  679,431             0.1%
                  Hong Kong & China Gas Co., Ltd.                                      210,870  421,293             0.0%
                  Hong Kong Aircraft Engineering Co., Ltd.                               8,000   53,433             0.0%
                  Hong Kong Exchanges & Clearing, Ltd.                                  25,975  638,830             0.1%
                  Hong Kong Ferry Holdings Co., Ltd.                                    18,000   20,819             0.0%
*                 Hong Kong Television Network, Ltd.                                   114,000   25,917             0.0%
                  Hongkong & Shanghai Hotels, Ltd. (The)                                46,000   53,950             0.0%
                  Hopewell Holdings, Ltd.                                              106,000  405,085             0.0%
*                 Hsin Chong Group Holdings, Ltd.                                      620,000   27,898             0.0%
                  Hung Hing Printing Group, Ltd.                                        84,000   16,834             0.0%
                  Hutchison Telecommunications Hong Kong Holdings, Ltd.                498,000  147,173             0.0%
                  Hysan Development Co., Ltd.                                           63,000  297,115             0.0%
*                 I-CABLE Communications, Ltd.                                         252,000   19,106             0.0%
#                 IGG, Inc.                                                            190,000  288,296             0.0%
*                 Imagi International Holdings, Ltd.                                    18,300    1,997             0.0%
*                 iOne Holdings, Ltd.                                                  500,000   17,977             0.0%
                  IPE Group, Ltd.                                                      205,000   53,502             0.0%
                  IT, Ltd.                                                             188,000   79,410             0.0%
                  ITC Corp., Ltd.                                                      264,000   22,734             0.0%
                  ITC Properties Group, Ltd.                                           166,520   65,030             0.0%
                  Johnson Electric Holdings, Ltd.                                      129,000  396,697             0.0%
                  Karrie International Holdings, Ltd.                                  338,000   48,614             0.0%
                  Kerry Logistics Network, Ltd.                                        170,000  239,334             0.0%
                  Kerry Properties, Ltd.                                               124,500  465,419             0.0%
                  Kingmaker Footwear Holdings, Ltd.                                    158,000   44,847             0.0%
#                 Kingston Financial Group, Ltd.                                       706,000  243,874             0.0%
                  Kowloon Development Co., Ltd.                                        107,000  118,361             0.0%
#*                KuangChi Science, Ltd.                                               191,000   76,048             0.0%
                  Kwoon Chung Bus Holdings, Ltd.                                        22,000   12,046             0.0%
                  L'Occitane International SA                                          112,500  236,641             0.0%
                  Lai Sun Development Co., Ltd.                                      4,894,000  137,680             0.0%
#*                Landing International Development, Ltd.                           26,790,000  223,486             0.0%
#                 Li & Fung, Ltd.                                                    2,034,000  851,710             0.1%
                  Lifestyle International Holdings, Ltd.                               142,500  203,316             0.0%
                  Lippo China Resources, Ltd.                                          810,000   26,015             0.0%
                  Lippo, Ltd.                                                           58,000   35,752             0.0%
                  Lisi Group Holdings, Ltd.                                            544,000   44,784             0.0%
                  Liu Chong Hing Investment, Ltd.                                       72,000  113,634             0.0%
#                 Luk Fook Holdings International, Ltd.                                107,000  390,955             0.0%
*                 Macau Legend Development, Ltd.                                       657,000  119,772             0.0%
                  Man Wah Holdings, Ltd.                                               356,800  295,460             0.0%
*                 Mason Financial Holdings, Ltd.                                     2,890,798   44,165             0.0%
#                 Master Glory Group, Ltd.                                           3,956,942  103,645             0.0%
                  Melco International Development, Ltd.                                177,000  363,392             0.0%
                  Melco Resorts & Entertainment, Ltd. ADR                                3,081   67,628             0.0%
                  MGM China Holdings, Ltd.                                              66,000  150,136             0.0%
*                 Midland Holdings, Ltd.                                               132,000   34,914             0.0%
*                 Midland IC&I, Ltd.                                                   270,000    1,595             0.0%
#                 Miramar Hotel & Investment                                            31,000   67,497             0.0%
*                 Mongolian Mining Corp.                                               721,500   22,742             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
HONG KONG -- (Continued)
                  MTR Corp., Ltd.                                                      64,763 $  372,593             0.0%
                  NagaCorp, Ltd.                                                      578,000    320,912             0.0%
*                 NetMind Financial Holdings, Ltd.                                  6,304,000     36,430             0.0%
*                 NEW Concepts Holdings, Ltd.                                          32,000     14,396             0.0%
#*                New Sports Group, Ltd.                                              940,000      8,446             0.0%
                  New World Development Co., Ltd.                                     834,814  1,038,098             0.1%
#                 Newocean Energy Holdings, Ltd.                                      292,000     88,132             0.0%
*                 Nine Express, Ltd.                                                  588,000     24,154             0.0%
                  NWS Holdings, Ltd.                                                  302,388    567,869             0.0%
*                 O Luxe Holdings, Ltd.                                               156,000     16,856             0.0%
#                 OP Financial Investments, Ltd.                                      148,000     54,346             0.0%
*                 Orange Sky Golden Harvest Entertainment Holdings, Ltd.              180,000     18,272             0.0%
                  Orient Overseas International, Ltd.                                  77,500    413,728             0.0%
*                 Pacific Basin Shipping, Ltd.                                      1,372,000    268,997             0.0%
#                 Pacific Textiles Holdings, Ltd.                                     147,000    163,083             0.0%
                  Paliburg Holdings, Ltd.                                              50,000     17,665             0.0%
#*                Paradise Entertainment, Ltd.                                        132,000     23,266             0.0%
                  PCCW, Ltd.                                                          887,000    500,777             0.0%
                  Pico Far East Holdings, Ltd.                                        246,000     99,555             0.0%
                  Playmates Holdings, Ltd.                                             26,000     41,499             0.0%
                  Playmates Toys, Ltd.                                                300,000     53,532             0.0%
                  Polytec Asset Holdings, Ltd.                                        110,000      8,916             0.0%
                  Power Assets Holdings, Ltd.                                          52,500    472,190             0.0%
                  Prada SpA                                                            34,300    160,529             0.0%
*                 Qianhai Health Holdings, Ltd.                                       127,499      1,211             0.0%
                  Regal Hotels International Holdings, Ltd.                            94,000     62,188             0.0%
*                 Regent Pacific Group, Ltd.                                          540,000     28,080             0.0%
#                 Regina Miracle International Holdings, Ltd.                          26,000     20,322             0.0%
#*                Rentian Technology Holdings, Ltd.                                   300,000     16,397             0.0%
                  SA SA International Holdings, Ltd.                                  135,021     57,777             0.0%
                  Safety Godown Co., Ltd.                                               8,000     19,477             0.0%
                  Samsonite International SA                                          231,900    893,357             0.1%
                  Sands China, Ltd.                                                    56,400    255,443             0.0%
                  SEA Holdings, Ltd.                                                   46,000    115,530             0.0%
*                 SEEC Media Group, Ltd.                                            1,320,000     18,812             0.0%
                  Shangri-La Asia, Ltd.                                               408,000    583,932             0.0%
#                 Shenwan Hongyuan HK, Ltd.                                           120,000     46,197             0.0%
*                 Shun Tak Holdings, Ltd.                                             502,000    183,185             0.0%
*                 Sincere Watch Hong Kong, Ltd.                                       430,000     10,496             0.0%
*                 Singamas Container Holdings, Ltd.                                   612,000    104,618             0.0%
                  Sino Land Co., Ltd.                                                 303,110    512,939             0.0%
                  SITC International Holdings Co., Ltd.                               360,000    257,876             0.0%
                  Sitoy Group Holdings, Ltd.                                           79,000     16,137             0.0%
                  SJM Holdings, Ltd.                                                  607,000    588,451             0.1%
*                 Skyway Securities Group, Ltd.                                     1,300,000     68,452             0.0%
                  SmarTone Telecommunications Holdings, Ltd.                          154,500    216,372             0.0%
*                 SOCAM Development, Ltd.                                              40,000     10,841             0.0%
*                 Solartech International Holdings, Ltd.                              960,000     54,923             0.0%
                  Soundwill Holdings, Ltd.                                             24,500     60,538             0.0%
                  Stella International Holdings, Ltd.                                 154,000    267,657             0.0%
                  Sun Hung Kai & Co., Ltd.                                            202,000    150,232             0.0%
                  Sun Hung Kai Properties, Ltd.                                        94,000  1,408,590             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
HONG KONG -- (Continued)
                  Swire Pacific, Ltd. Class A                                          60,500 $   583,392             0.0%
                  Swire Pacific, Ltd. Class B                                         102,500     173,878             0.0%
                  Swire Properties, Ltd.                                               31,600     105,941             0.0%
                  TAI Cheung Holdings, Ltd.                                            13,000      12,226             0.0%
*                 Talent Property Group, Ltd.                                       1,200,000      19,579             0.0%
                  Techtronic Industries Co., Ltd.                                     286,500   1,229,189             0.1%
                  Television Broadcasts, Ltd.                                          99,500     382,478             0.0%
#                 Texwinca Holdings, Ltd.                                             250,000     167,362             0.0%
                  TK Group Holdings, Ltd.                                              38,000      12,696             0.0%
*                 Tom Group, Ltd.                                                      54,000      12,966             0.0%
#                 Town Health International Medical Group, Ltd.                       274,000      43,312             0.0%
                  Tradelink Electronic Commerce, Ltd.                                  54,000      11,032             0.0%
                  Transport International Holdings, Ltd.                               64,800     201,522             0.0%
*                 Trinity, Ltd.                                                       262,000      18,860             0.0%
*                 TSC Group Holdings, Ltd.                                             36,000       3,698             0.0%
                  Tsui Wah Holdings, Ltd.                                             264,000      41,353             0.0%
*                 United Laboratories International Holdings, Ltd. (The)              338,000     211,929             0.0%
                  Value Partners Group, Ltd.                                          137,046     126,637             0.0%
                  Vantage International Holdings, Ltd.                                 70,000      10,329             0.0%
                  Varitronix International, Ltd.                                       89,000      42,209             0.0%
                  Victory City International Holdings, Ltd.                           604,657      20,980             0.0%
                  Vitasoy International Holdings, Ltd.                                146,000     288,192             0.0%
#                 VST Holdings, Ltd.                                                  234,000      81,481             0.0%
                  VTech Holdings, Ltd.                                                 32,200     407,781             0.0%
                  Wai Kee Holdings, Ltd.                                               22,000      10,700             0.0%
                  WH Group, Ltd.                                                    1,227,000   1,094,672             0.1%
                  Wharf Holdings, Ltd. (The)                                           83,000     707,660             0.1%
                  Wheelock & Co., Ltd.                                                 93,000     724,415             0.1%
                  Win Hanverky Holdings, Ltd.                                         114,000      16,685             0.0%
*                 Wynn Macau, Ltd.                                                    127,600     279,706             0.0%
                  Xinyi Glass Holdings, Ltd.                                          592,000     524,590             0.0%
                  Yeebo International Holdings, Ltd.                                   76,000      36,716             0.0%
                  Yue Yuen Industrial Holdings, Ltd.                                  220,000     869,709             0.1%
                  Yugang International, Ltd.                                        1,158,000      25,446             0.0%
                                                                                              ----------- ---------------
TOTAL HONG KONG                                                                                50,256,402             2.3%
                                                                                              ----------- ---------------
HUNGARY -- (0.1%)
                  Magyar Telekom Telecommunications P.L.C.                            167,317     279,800             0.0%
                  MOL Hungarian Oil & Gas P.L.C.                                       14,533   1,093,280             0.1%
                  OTP Bank P.L.C.                                                      19,097     536,938             0.0%
                  Richter Gedeon Nyrt                                                   7,971     193,028             0.0%
                                                                                              ----------- ---------------
TOTAL HUNGARY                                                                                   2,103,046             0.1%
                                                                                              ----------- ---------------
INDIA -- (2.8%)
*                 3M India, Ltd.                                                          137      24,716             0.0%
                  Aarti Industries                                                      5,391      73,499             0.0%
*                 Aban Offshore, Ltd.                                                  10,788      37,611             0.0%
                  ABB India, Ltd.                                                       1,147      25,066             0.0%
                  Abbott India, Ltd.                                                      521      35,583             0.0%
                  ACC, Ltd.                                                             6,209     156,799             0.0%
                  Adani Enterprises, Ltd.                                              87,517     148,165             0.0%
                  Adani Ports & Special Economic Zone, Ltd.                            60,077     304,926             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
INDIA -- (Continued)
*                 Adani Power, Ltd.                                                 329,698 $169,752             0.0%
*                 Adani Transmissions, Ltd.                                          64,975   78,915             0.0%
*                 Aditya Birla Fashion and Retail, Ltd.                              44,938  120,169             0.0%
                  Aditya Birla Nuvo, Ltd.                                            11,731  302,621             0.0%
                  Aegis Logistics, Ltd.                                              25,160   75,613             0.0%
*                 Ahluwalia Contracts India Ltd.                                      1,883   10,362             0.0%
                  AIA Engineering, Ltd.                                               6,190  146,473             0.0%
                  Ajanta Pharma, Ltd.                                                 3,571   91,176             0.0%
                  Akzo Nobel India, Ltd.                                              1,961   59,902             0.0%
                  Alembic Pharmaceuticals, Ltd.                                       6,607   62,639             0.0%
                  Alembic, Ltd.                                                      29,174   21,793             0.0%
*                 Allahabad Bank                                                     57,693   73,954             0.0%
                  Allcargo Logistics, Ltd.                                           23,113   68,067             0.0%
                  Amara Raja Batteries, Ltd.                                          8,132  112,490             0.0%
                  Ambuja Cements, Ltd.                                               84,545  321,986             0.0%
*                 Amtek Auto, Ltd.                                                   25,857   15,774             0.0%
                  Anant Raj, Ltd.                                                    24,081   23,085             0.0%
                  Andhra Bank                                                        65,564   70,193             0.0%
                  Apar Industries, Ltd.                                               2,923   36,716             0.0%
                  APL Apollo Tubes, Ltd.                                              3,758   85,908             0.0%
                  Apollo Hospitals Enterprise, Ltd.                                   8,331  159,619             0.0%
                  Apollo Tyres, Ltd.                                                 75,359  286,793             0.0%
                  Arcotech, Ltd.                                                      2,292   16,737             0.0%
                  Arvind, Ltd.                                                       39,673  246,087             0.0%
                  Asahi India Glass, Ltd.                                             2,204    7,352             0.0%
                  Ashok Leyland, Ltd.                                               214,682  286,406             0.0%
                  Ashoka Buildcon, Ltd.                                              15,083   46,061             0.0%
                  Asian Paints, Ltd.                                                 13,815  241,132             0.0%
                  Astral Polytechnik, Ltd.                                            2,066   17,809             0.0%
                  Atul, Ltd.                                                          2,373   89,937             0.0%
                  Aurobindo Pharma, Ltd.                                             51,580  487,201             0.1%
                  Axis Bank, Ltd.                                                    88,752  701,872             0.1%
                  Bajaj Auto, Ltd.                                                    6,259  279,319             0.0%
                  Bajaj Corp., Ltd.                                                   8,976   54,970             0.0%
                  Bajaj Electricals, Ltd.                                             8,289   45,339             0.0%
                  Bajaj Finance, Ltd.                                                 7,380  146,148             0.0%
                  Bajaj Finserv, Ltd.                                                 7,994  566,004             0.1%
*                 Bajaj Hindusthan Sugar, Ltd.                                      134,537   34,791             0.0%
                  Bajaj Holdings & Investment, Ltd.                                   6,105  200,414             0.0%
                  Balkrishna Industries, Ltd.                                         9,665  229,162             0.0%
                  Balmer Lawrie & Co., Ltd.                                          10,464   38,495             0.0%
                  Balrampur Chini Mills, Ltd.                                        42,550  107,663             0.0%
                  Banco Products India, Ltd.                                          5,242   18,578             0.0%
*                 Bank of Baroda                                                     81,542  237,689             0.0%
*                 Bank of India                                                      82,304  236,855             0.0%
                  BASF India, Ltd.                                                      645   13,101             0.0%
                  Bata India, Ltd.                                                    8,574   77,548             0.0%
                  BEML, Ltd.                                                          2,801   60,968             0.0%
                  Berger Paints India, Ltd.                                          25,429  103,223             0.0%
                  Bharat Electronics, Ltd.                                           50,380  143,611             0.0%
*                 Bharat Financial Inclusion, Ltd.                                   15,598  194,901             0.0%
                  Bharat Forge, Ltd.                                                 25,855  456,837             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
INDIA -- (Continued)
                  Bharat Heavy Electricals, Ltd.                                    107,371 $293,584             0.0%
                  Bharat Petroleum Corp., Ltd.                                       19,229  216,799             0.0%
                  Bharti Airtel, Ltd.                                               112,806  621,680             0.1%
                  Bharti Infratel, Ltd.                                              34,492  191,459             0.0%
                  Biocon, Ltd.                                                       11,201  193,317             0.0%
                  Birla Corp., Ltd.                                                   5,807   69,683             0.0%
                  Bliss Gvs Pharma, Ltd.                                              9,386   24,741             0.0%
                  Blue Dart Express, Ltd.                                               491   37,509             0.0%
                  Blue Star, Ltd.                                                     4,175   45,004             0.0%
                  Bodal Chemicals, Ltd.                                              20,599   49,501             0.0%
                  Bombay Dyeing & Manufacturing Co., Ltd.                            20,027   26,942             0.0%
                  Bosch, Ltd.                                                           268   95,354             0.0%
                  Britannia Industries, Ltd.                                          2,127  120,072             0.0%
                  Cadila Healthcare, Ltd.                                            25,856  176,112             0.0%
                  Camlin Fine Sciences, Ltd.                                         22,225   31,842             0.0%
                  Can Fin Homes, Ltd.                                                 2,837  115,489             0.0%
*                 Canara Bank                                                        40,496  225,177             0.0%
                  Capital First, Ltd.                                                 4,789   56,653             0.0%
                  Caplin Point Laboratories, Ltd.                                     2,702   16,529             0.0%
                  Carborundum Universal, Ltd.                                        11,787   53,464             0.0%
                  Castrol India, Ltd.                                                12,902   87,929             0.0%
                  CCL Products India, Ltd.                                           16,974   89,579             0.0%
                  Ceat, Ltd.                                                          5,780  139,212             0.0%
                  Century Plyboards India, Ltd.                                       8,829   35,525             0.0%
                  Century Textiles & Industries, Ltd.                                 7,339  129,151             0.0%
                  Cera Sanitaryware, Ltd.                                               628   30,542             0.0%
                  CESC, Ltd.                                                         12,413  182,418             0.0%
*                 CG Power and Industrial Solutions, Ltd.                            84,298  103,134             0.0%
                  Chambal Fertilizers and Chemicals, Ltd.                            42,813   66,714             0.0%
                  Chennai Petroleum Corp., Ltd.                                      10,823   63,811             0.0%
                  Chennai Super Kings Cricket, Ltd.                                  52,326      343             0.0%
                  Cholamandalam Investment and Finance Co., Ltd.                      7,199  124,233             0.0%
                  Cipla, Ltd.                                                        59,623  515,436             0.1%
                  City Union Bank, Ltd.                                              42,915  109,939             0.0%
                  Clariant Chemicals India, Ltd.                                      1,992   21,006             0.0%
                  Colgate-Palmolive India, Ltd.                                       9,310  149,196             0.0%
                  Container Corp. Of India, Ltd.                                      9,096  172,149             0.0%
                  Coromandel International, Ltd.                                     21,726  116,701             0.0%
*                 Corp. Bank                                                         52,878   48,177             0.0%
                  Cox & Kings, Ltd.                                                  26,469   93,397             0.0%
                  Credit Analysis & Research, Ltd.                                    2,440   59,881             0.0%
                  CRISIL, Ltd.                                                        2,889   88,076             0.0%
*                 Crompton Greaves Consumer Electricals, Ltd.                        84,298  288,333             0.0%
                  Cummins India, Ltd.                                                 2,779   43,187             0.0%
                  Cyient, Ltd.                                                        9,656   82,549             0.0%
                  Dabur India, Ltd.                                                  27,538  122,520             0.0%
                  Dalmia Bharat, Ltd.                                                 5,908  199,201             0.0%
                  DB Corp., Ltd.                                                     11,138   65,831             0.0%
*                 DCB Bank, Ltd.                                                     64,935  185,491             0.0%
                  DCM Shriram, Ltd.                                                  10,928   60,117             0.0%
                  Deepak Fertilisers & Petrochemicals Corp., Ltd.                    12,703   52,909             0.0%
                  Delta Corp., Ltd.                                                  20,512   51,412             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
INDIA -- (Continued)
*                 DEN Networks, Ltd.                                                 21,729 $ 32,241             0.0%
*                 Dena Bank                                                          28,299   19,506             0.0%
                  Dewan Housing Finance Corp., Ltd.                                  55,951  372,203             0.0%
                  Dhampur Sugar Mills, Ltd.                                           5,667   20,758             0.0%
                  Dhanuka Agritech, Ltd.                                              1,200   16,856             0.0%
*                 Dish TV India, Ltd.                                                76,676  112,823             0.0%
                  Dishman Pharmaceuticals & Chemicals, Ltd.                           8,970   43,200             0.0%
                  Divi's Laboratories, Ltd.                                           7,498   73,127             0.0%
                  DLF, Ltd.                                                          84,200  243,135             0.0%
                  Dr Reddy's Laboratories, Ltd.                                      11,918  483,363             0.1%
#                 Dr Reddy's Laboratories, Ltd. ADR                                   2,000   81,700             0.0%
                  Dredging Corp. Of India, Ltd.                                       2,109   20,974             0.0%
                  eClerx Services, Ltd.                                               5,304  108,135             0.0%
                  Edelweiss Financial Services, Ltd.                                 85,655  223,699             0.0%
                  Eicher Motors, Ltd.                                                   681  276,494             0.0%
                  EID Parry India, Ltd.                                              20,048   93,663             0.0%
                  EIH, Ltd.                                                           6,806   14,053             0.0%
                  Elgi Equipments, Ltd.                                               4,230   13,445             0.0%
                  Emami, Ltd.                                                         8,222  134,994             0.0%
                  Engineers India, Ltd.                                              42,236  109,360             0.0%
*                 Eros International Media, Ltd.                                      5,701   19,202             0.0%
                  Escorts, Ltd.                                                      21,576  183,745             0.0%
                  Essel Propack, Ltd.                                                20,056   79,875             0.0%
                  Eveready Industries India, Ltd.                                     7,458   35,907             0.0%
                  Exide Industries, Ltd.                                             66,245  237,192             0.0%
                  FAG Bearings India, Ltd.                                              797   60,143             0.0%
                  FDC, Ltd.                                                           5,685   17,539             0.0%
                  Federal Bank, Ltd.                                                292,868  491,141             0.1%
*                 Federal-Mogul Goetze India, Ltd.                                    1,619   15,107             0.0%
                  FIEM Industries, Ltd.                                               3,985   63,080             0.0%
                  Finolex Cables, Ltd.                                               13,524  110,038             0.0%
                  Finolex Industries, Ltd.                                            8,421   75,994             0.0%
*                 Firstsource Solutions, Ltd.                                        39,298   26,457             0.0%
*                 Fortis Healthcare, Ltd.                                            42,985  147,278             0.0%
                  Future Enterprises, Ltd.                                           28,880   14,133             0.0%
*                 Future Retail Ltd.                                                 28,880  139,743             0.0%
                  Gabriel India, Ltd.                                                14,731   28,278             0.0%
                  GAIL India, Ltd.                                                   78,447  515,559             0.1%
                  Gateway Distriparks, Ltd.                                          17,386   72,172             0.0%
                  Gati, Ltd.                                                         10,050   21,139             0.0%
                  GE T&D India, Ltd.                                                  3,174   16,937             0.0%
                  GHCL, Ltd.                                                         13,044   52,779             0.0%
                  GIC Housing Finance, Ltd.                                          10,571   82,328             0.0%
                  Gillette India, Ltd.                                                  886   59,407             0.0%
                  GlaxoSmithKline Consumer Healthcare, Ltd.                             677   53,954             0.0%
                  GlaxoSmithKline Pharmaceuticals, Ltd.                                 766   29,743             0.0%
                  Glenmark Pharmaceuticals, Ltd.                                     24,629  342,117             0.0%
*                 GMR Infrastructure, Ltd.                                          588,736  157,818             0.0%
                  Godfrey Phillips India, Ltd.                                        3,599   66,161             0.0%
                  Godrej Consumer Products, Ltd.                                      6,946  186,646             0.0%
                  Godrej Industries, Ltd.                                            10,700   88,664             0.0%
*                 Godrej Properties, Ltd.                                             9,451   68,465             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
INDIA -- (Continued)
                  Granules India, Ltd.                                               26,265 $   62,128             0.0%
                  Graphite India, Ltd.                                               11,765     22,674             0.0%
                  Grasim Industries, Ltd.                                             8,067    144,602             0.0%
                  Great Eastern Shipping Co., Ltd. (The)                             15,077    102,973             0.0%
                  Greaves Cotton, Ltd.                                               25,009     67,270             0.0%
                  Greenply Industries, Ltd.                                           6,636     28,889             0.0%
                  Grindwell Norton, Ltd.                                              1,988     11,935             0.0%
                  Gruh Finance, Ltd.                                                 16,201    100,466             0.0%
                  Gujarat Alkalies & Chemicals, Ltd.                                 11,084     80,583             0.0%
                  Gujarat Fluorochemicals, Ltd.                                       9,195    110,332             0.0%
                  Gujarat Gas, Ltd.                                                   6,146     80,552             0.0%
                  Gujarat Mineral Development Corp., Ltd.                            30,521     59,067             0.0%
                  Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.               10,666     49,980             0.0%
                  Gujarat Pipavav Port, Ltd.                                         18,330     45,580             0.0%
                  Gujarat State Petronet, Ltd.                                       46,273    130,166             0.0%
*                 Hathway Cable & Datacom, Ltd.                                      48,569     32,890             0.0%
                  Havells India, Ltd.                                                16,399    123,441             0.0%
*                 HCL Infosystems, Ltd.                                              43,017     37,940             0.0%
                  HCL Technologies, Ltd.                                             44,691    566,826             0.1%
*                 HeidelbergCement India, Ltd.                                       18,374     39,145             0.0%
                  Heritage Foods, Ltd.                                                2,570     47,712             0.0%
                  Hero MotoCorp, Ltd.                                                 4,818    250,209             0.0%
                  Hexaware Technologies, Ltd.                                        28,938    103,900             0.0%
*                 Himachal Futuristic Communications, Ltd.                           98,725     23,617             0.0%
                  Himatsingka Seide, Ltd.                                            16,762     88,315             0.0%
                  Hindalco Industries, Ltd.                                         203,932    629,939             0.1%
*                 Hindustan Construction Co., Ltd.                                  119,844     86,800             0.0%
                  Hindustan Petroleum Corp., Ltd.                                    38,591    321,580             0.0%
                  Hindustan Unilever, Ltd.                                           10,633    154,355             0.0%
*                 Housing Development & Infrastructure, Ltd.                        104,690    147,502             0.0%
                  Housing Development Finance Corp., Ltd.                            51,095  1,219,773             0.1%
                  HSIL, Ltd.                                                          8,539     45,004             0.0%
                  HT Media, Ltd.                                                     23,621     30,155             0.0%
                  ICICI Bank, Ltd.                                                   76,931    331,017             0.0%
                  ICICI Bank, Ltd. Sponsored ADR                                     25,500    218,535             0.0%
*                 IDBI Bank, Ltd.                                                   149,855    181,539             0.0%
                  Idea Cellular, Ltd.                                               482,828    643,590             0.1%
*                 IFCI, Ltd.                                                        257,288    126,795             0.0%
                  IIFL Holdings, Ltd.                                                28,342    210,538             0.0%
                  IL&FS Transportation Networks, Ltd.                                26,355     46,795             0.0%
                  India Cements, Ltd. (The)                                          52,326    176,056             0.0%
                  Indiabulls Housing Finance, Ltd.                                   87,022  1,375,219             0.1%
*                 Indiabulls Real Estate, Ltd.                                       73,206    169,906             0.0%
                  Indian Bank                                                        29,618    146,820             0.0%
                  Indian Hotels Co., Ltd.                                            67,748    135,059             0.0%
                  Indian Hume Pipe Co., Ltd.                                          6,838     42,204             0.0%
                  Indian Oil Corp., Ltd.                                             36,466    250,058             0.0%
*                 Indian Overseas Bank                                              104,415     46,797             0.0%
                  Indo Count Industries, Ltd.                                        20,285     65,052             0.0%
                  Indraprastha Gas, Ltd.                                              8,455    138,783             0.0%
                  IndusInd Bank, Ltd.                                                12,662    285,281             0.0%
                  Infosys, Ltd.                                                     108,316  1,551,161             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
INDIA -- (Continued)
#                 Infosys, Ltd. Sponsored ADR                                        28,800 $419,328             0.1%
                  Ingersoll-Rand India, Ltd.                                          1,098   15,313             0.0%
*                 Inox Leisure, Ltd.                                                  5,440   25,200             0.0%
*                 Inox Wind, Ltd.                                                     7,170   21,809             0.0%
                  InterGlobe Aviation, Ltd.                                           4,167   71,579             0.0%
*                 Ipca Laboratories, Ltd.                                             8,637   79,831             0.0%
                  IRB Infrastructure Developers, Ltd.                                46,610  188,799             0.0%
                  ITC, Ltd.                                                          92,642  399,722             0.0%
*                 ITD Cementation India, Ltd.                                        11,342   33,465             0.0%
                  J Kumar Infraprojects, Ltd.                                        11,676   52,222             0.0%
*                 Jagran Prakashan, Ltd.                                             29,923   91,029             0.0%
                  Jain Irrigation Systems, Ltd.                                      99,382  172,603             0.0%
*                 Jaiprakash Associates, Ltd.                                       488,899  104,597             0.0%
                  Jammu & Kashmir Bank, Ltd. (The)                                   91,753  115,253             0.0%
                  Jamna Auto Industries, Ltd.                                         4,812   17,879             0.0%
                  JB Chemicals & Pharmaceuticals, Ltd.                                3,801   19,545             0.0%
                  JBF Industries, Ltd.                                                5,472   24,671             0.0%
*                 Jet Airways India, Ltd.                                             3,825   30,906             0.0%
                  Jindal Poly Films, Ltd.                                             4,651   32,766             0.0%
                  Jindal Saw, Ltd.                                                   38,086   47,672             0.0%
*                 Jindal Stainless Hisar, Ltd.                                       17,122   36,487             0.0%
*                 Jindal Steel & Power, Ltd.                                         91,957  162,511             0.0%
*                 JITF Infralogistics, Ltd.                                           1,711    1,817             0.0%
                  JK Cement, Ltd.                                                     3,829   58,911             0.0%
                  JK Lakshmi Cement, Ltd.                                             4,304   31,162             0.0%
                  JK Tyre & Industries, Ltd.                                         27,061   69,818             0.0%
                  JM Financial, Ltd.                                                 89,356  161,198             0.0%
                  Johnson Controls-Hitachi Air Conditioning India, Ltd.               1,423   39,681             0.0%
                  JSW Energy, Ltd.                                                  134,833  140,709             0.0%
                  JSW Steel, Ltd.                                                   321,170  994,500             0.1%
                  Jubilant Foodworks, Ltd.                                            2,199   35,649             0.0%
                  Jubilant Life Sciences, Ltd.                                       26,071  311,586             0.0%
*                 Just Dial, Ltd.                                                    13,169  102,824             0.0%
                  Jyothy Laboratories, Ltd.                                           8,358   51,679             0.0%
                  Kajaria Ceramics, Ltd.                                              8,860   91,748             0.0%
                  Kalpataru Power Transmission, Ltd.                                 11,111   60,976             0.0%
*                 Kalyani Steels, Ltd.                                                6,311   36,586             0.0%
                  Kansai Nerolac Paints, Ltd.                                        17,289  105,792             0.0%
                  Karnataka Bank, Ltd. (The)                                         53,706  137,293             0.0%
                  Karur Vysya Bank, Ltd. (The)                                       34,905   64,473             0.0%
*                 Kaveri Seed Co., Ltd.                                              12,192  107,139             0.0%
                  KEC International, Ltd.                                            17,641   60,333             0.0%
                  Kirloskar Brothers, Ltd.                                            5,025   22,060             0.0%
                  Kitex Garments, Ltd.                                                4,079   31,049             0.0%
                  Kotak Mahindra Bank, Ltd.                                          15,898  222,880             0.0%
                  KPIT Technologies, Ltd.                                            51,243  102,190             0.0%
                  KPR Mill, Ltd.                                                      5,891   67,123             0.0%
                  KRBL, Ltd.                                                         22,183  151,799             0.0%
                  Kwality, Ltd.                                                      16,088   37,755             0.0%
                  L&T Finance Holdings, Ltd.                                        130,728  259,791             0.0%
                  Lakshmi Machine Works, Ltd.                                           539   39,021             0.0%
                  Lakshmi Vilas Bank, Ltd. (The)                                     24,560   71,273             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
INDIA -- (Continued)
                  Larsen & Toubro, Ltd.                                              12,181 $331,048             0.0%
                  LIC Housing Finance, Ltd.                                          75,083  781,758             0.1%
                  LT Foods, Ltd.                                                     17,693   18,045             0.0%
                  Lupin, Ltd.                                                        13,464  279,572             0.0%
                  Magma Fincorp, Ltd.                                                28,708   51,968             0.0%
                  Maharashtra Seamless, Ltd.                                          9,479   51,519             0.0%
                  Mahindra & Mahindra Financial Services, Ltd.                       54,883  286,848             0.0%
                  Mahindra & Mahindra, Ltd.                                          41,982  871,781             0.1%
*                 Mahindra CIE Automotive, Ltd.                                      19,952   75,291             0.0%
                  Mahindra Holidays & Resorts India, Ltd.                            11,079   77,451             0.0%
                  Mahindra Lifespace Developers, Ltd.                                 1,539   10,595             0.0%
                  Manappuram Finance, Ltd.                                          129,524  188,170             0.0%
*                 Mangalore Refinery & Petrochemicals, Ltd.                          40,362   83,769             0.0%
                  Marico, Ltd.                                                       54,062  264,134             0.0%
                  Marksans Pharma, Ltd.                                              42,845   34,769             0.0%
                  Maruti Suzuki India, Ltd.                                           2,847  287,946             0.0%
                  Max Financial Services, Ltd.                                       16,844  172,325             0.0%
*                 MAX India, Ltd.                                                    21,042   51,664             0.0%
*                 Max Ventures & Industries, Ltd.                                     4,208    6,847             0.0%
                  Mayur Uniquoters, Ltd.                                              2,080   12,833             0.0%
                  McLeod Russel India, Ltd.                                          21,709   64,079             0.0%
                  Minda Corp., Ltd.                                                   9,569   16,758             0.0%
                  Minda Industries, Ltd.                                              5,485   41,039             0.0%
                  MindTree, Ltd.                                                     23,204  175,186             0.0%
                  MOIL, Ltd.                                                         14,489   70,881             0.0%
                  Monsanto India, Ltd.                                                  299   11,950             0.0%
                  Motherson Sumi Systems, Ltd.                                       23,450  144,857             0.0%
                  Motilal Oswal Financial Services, Ltd.                              5,363   70,265             0.0%
                  Mphasis, Ltd.                                                      18,513  154,575             0.0%
*                 MPS, Ltd.                                                           1,144   12,068             0.0%
                  MRF, Ltd.                                                             329  346,527             0.0%
                  Muthoot Finance, Ltd.                                              23,563  144,582             0.0%
                  Natco Pharma, Ltd.                                                  6,410   91,948             0.0%
                  National Aluminium Co., Ltd.                                      164,533  176,052             0.0%
                  Nava Bharat Ventures, Ltd.                                         16,934   39,284             0.0%
*                 Navkar Corp., Ltd.                                                  4,480   14,633             0.0%
                  Navneet Education, Ltd.                                            39,922  104,510             0.0%
                  NCC, Ltd.                                                         116,904  173,576             0.0%
                  NESCO, Ltd.                                                           300   11,839             0.0%
                  Nestle India, Ltd.                                                  1,474  153,253             0.0%
                  NHPC, Ltd.                                                        138,291   68,528             0.0%
                  NIIT Technologies, Ltd.                                            10,275   73,321             0.0%
*                 NIIT, Ltd.                                                         25,692   31,942             0.0%
                  Nilkamal, Ltd.                                                      1,276   43,422             0.0%
                  NTPC, Ltd.                                                         56,142  143,531             0.0%
                  Oberoi Realty, Ltd.                                                19,219  118,496             0.0%
                  OCL India, Ltd.                                                     1,049   16,576             0.0%
                  Oil & Natural Gas Corp., Ltd.                                      38,013  109,850             0.0%
                  Oil India, Ltd.                                                    21,936  111,328             0.0%
                  Omaxe, Ltd.                                                        12,587   37,745             0.0%
                  Oracle Financial Services Software, Ltd.                            1,158   64,081             0.0%
                  Orient Cement Ltd.                                                 11,985   31,493             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
INDIA -- (Continued)
                  Oriental Bank of Commerce                                          29,982 $   78,854             0.0%
                  Page Industries, Ltd.                                                 395     88,765             0.0%
*                 Patel Engineering, Ltd.                                            14,724     21,976             0.0%
                  PC Jeweller, Ltd.                                                  12,062     79,089             0.0%
                  Persistent Systems, Ltd.                                            7,028     64,116             0.0%
                  Petronet LNG, Ltd.                                                 44,569    294,198             0.0%
                  Pfizer, Ltd.                                                        1,742     46,856             0.0%
                  Phoenix Mills, Ltd. (The)                                             654      4,200             0.0%
                  PI Industries, Ltd.                                                 4,245     57,313             0.0%
                  Pidilite Industries, Ltd.                                           9,967    111,396             0.0%
                  Piramal Enterprises, Ltd.                                          12,346    477,878             0.1%
*                 Polaris Consulting & Services, Ltd.                                   554      1,755             0.0%
                  Poly Medicure, Ltd.                                                 3,192     13,776             0.0%
                  Power Finance Corp., Ltd.                                         153,327    380,977             0.0%
                  Power Grid Corp. of India, Ltd.                                    42,790    138,519             0.0%
                  Prabhat Dairy, Ltd.                                                 9,482     17,677             0.0%
                  Praj Industries, Ltd.                                              23,067     31,000             0.0%
*                 Prakash Industries, Ltd.                                           18,009     25,399             0.0%
                  Prestige Estates Projects, Ltd.                                    32,420    118,905             0.0%
                  Procter & Gamble Hygiene & Health Care, Ltd.                        1,013    115,833             0.0%
                  PTC India Financial Services, Ltd.                                 58,589     42,185             0.0%
                  PTC India, Ltd.                                                    62,370     92,194             0.0%
*                 Punjab National Bank                                               65,184    170,823             0.0%
                  PVR, Ltd.                                                           6,749    169,302             0.0%
                  Radico Khaitan, Ltd.                                               16,295     31,028             0.0%
                  Rain Industries, Ltd.                                              41,827     73,168             0.0%
                  Rajesh Exports, Ltd.                                               20,649    197,394             0.0%
                  Rallis India, Ltd.                                                 14,400     54,215             0.0%
                  Ramco Cements, Ltd. (The)                                          17,863    191,287             0.0%
                  Rashtriya Chemicals & Fertilizers, Ltd.                            46,747     61,194             0.0%
                  Ratnamani Metals & Tubes, Ltd.                                      2,461     30,882             0.0%
*                 RattanIndia Power, Ltd.                                           183,153     24,607             0.0%
                  Raymond, Ltd.                                                       8,074     93,262             0.0%
                  Redington India, Ltd.                                              53,129    103,232             0.0%
                  Reliance Capital, Ltd.                                             39,642    409,176             0.0%
*                 Reliance Communications, Ltd.                                     206,334    110,254             0.0%
*                 Reliance Defence and Engineering, Ltd.                             36,617     37,072             0.0%
                  Reliance Industries, Ltd.                                          63,670  1,378,895             0.1%
                  Reliance Infrastructure, Ltd.                                      19,657    181,708             0.0%
*                 Reliance Power, Ltd.                                              179,289    136,165             0.0%
                  Repco Home Finance, Ltd.                                            5,669     67,794             0.0%
*                 Rolta India, Ltd.                                                  20,833     19,621             0.0%
                  Rural Electrification Corp., Ltd.                                 186,232    584,803             0.1%
                  Sadbhav Engineering, Ltd.                                          16,560     86,015             0.0%
                  Sanghvi Movers, Ltd.                                                5,099     20,933             0.0%
                  Sanofi India, Ltd.                                                  1,277     83,205             0.0%
*                 Sequent Scientific, Ltd.                                            6,658     13,035             0.0%
                  Sharda Cropchem, Ltd.                                               5,557     43,071             0.0%
                  Shilpa Medicare, Ltd.                                               1,828     20,403             0.0%
                  Shilpi Cable Technologies, Ltd.                                     8,546     15,870             0.0%
*                 Shipping Corp. of India, Ltd.                                      33,640     42,193             0.0%
                  Shree Cement, Ltd.                                                    484    143,257             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
INDIA -- (Continued)
                  Shriram City Union Finance, Ltd.                                    4,454 $153,770             0.0%
                  Shriram Transport Finance Co., Ltd.                                23,823  385,070             0.0%
                  Siemens, Ltd.                                                       3,779   77,282             0.0%
                  Simplex Infrastructures, Ltd.                                       3,583   22,542             0.0%
                  Sintex Industries, Ltd.                                           114,349  201,548             0.0%
                  SJVN, Ltd.                                                         83,096   45,142             0.0%
                  SKF India, Ltd.                                                     1,755   46,370             0.0%
                  Skipper, Ltd.                                                       3,315    9,847             0.0%
                  SML ISUZU, Ltd.                                                     1,708   35,177             0.0%
                  Sobha, Ltd.                                                         8,675   49,990             0.0%
                  Somany Ceramics, Ltd.                                               1,346   15,514             0.0%
                  Sona Koyo Steering Systems, Ltd.                                   30,544   39,071             0.0%
                  Sonata Software, Ltd.                                               9,333   24,548             0.0%
                  South Indian Bank, Ltd. (The)                                     219,423   87,702             0.0%
                  SREI Infrastructure Finance, Ltd.                                  81,613  115,413             0.0%
                  SRF, Ltd.                                                           4,481  123,608             0.0%
*                 Star Ferro and Cement, Ltd.                                         5,680   12,383             0.0%
                  State Bank of India                                                93,438  419,847             0.1%
*                 Steel Authority of India, Ltd.                                    181,378  170,080             0.0%
                  Sterlite Technologies, Ltd.                                        52,825  120,136             0.0%
                  Strides Shasun, Ltd.                                                6,417  107,178             0.0%
                  Subros, Ltd.                                                        3,399   12,145             0.0%
                  Sudarshan Chemical Industries, Ltd.                                 4,099   23,347             0.0%
                  Sun Pharmaceutical Industries, Ltd.                                24,489  244,614             0.0%
                  Sun TV Network, Ltd.                                               29,483  421,706             0.1%
                  Sundaram Finance, Ltd.                                              4,906  121,989             0.0%
                  Sundram Fasteners, Ltd.                                            13,749   85,708             0.0%
                  Supreme Industries, Ltd.                                            5,433   91,334             0.0%
                  Supreme Petrochem, Ltd.                                             9,100   55,808             0.0%
*                 Suzlon Energy, Ltd.                                               607,473  194,508             0.0%
                  Symphony, Ltd.                                                        634   14,129             0.0%
*                 Syndicate Bank                                                     67,528   86,891             0.0%
                  TAKE Solutions, Ltd.                                                8,984   18,584             0.0%
                  Tamil Nadu Newsprint & Papers, Ltd.                                 7,086   32,607             0.0%
                  Tata Chemicals, Ltd.                                               13,903  141,743             0.0%
                  Tata Communications, Ltd.                                          12,919  144,804             0.0%
                  Tata Consultancy Services, Ltd.                                     7,539  266,415             0.0%
                  Tata Elxsi, Ltd.                                                    2,397   56,396             0.0%
                  Tata Global Beverages, Ltd.                                       108,936  258,869             0.0%
                  Tata Motors, Ltd.                                                 100,272  716,070             0.1%
                  Tata Motors, Ltd. Sponsored ADR                                     2,004   71,483             0.0%
                  Tata Power Co., Ltd. (The)                                        157,879  208,012             0.0%
                  Tata Steel, Ltd.                                                   71,318  496,618             0.1%
                  TCI Express, Ltd.                                                   3,754   27,222             0.0%
                  Tech Mahindra, Ltd.                                                75,536  490,084             0.1%
                  Techno Electric & Engineering Co., Ltd.                             5,335   32,787             0.0%
                  Texmaco Rail & Engineering, Ltd.                                   14,686   22,675             0.0%
                  Thermax, Ltd.                                                       5,959   93,484             0.0%
                  Thomas Cook India, Ltd.                                            19,155   60,760             0.0%
                  Time Technoplast, Ltd.                                             26,268   46,488             0.0%
                  Timken India, Ltd.                                                  1,416   15,907             0.0%
                  Titan Co., Ltd.                                                    11,477   83,638             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
INDIA -- (Continued)
                  Torrent Pharmaceuticals, Ltd.                                         8,398 $   184,438             0.0%
                  Torrent Power, Ltd.                                                  17,607      62,127             0.0%
                  Transport Corp. of India, Ltd.                                        7,507      28,297             0.0%
                  Trident, Ltd.                                                        44,370      57,797             0.0%
*                 Triveni Engineering & Industries, Ltd.                               43,176      63,423             0.0%
                  TTK Prestige, Ltd.                                                      207      20,099             0.0%
                  Tube Investments of India, Ltd.                                      17,617     184,640             0.0%
*                 TV18 Broadcast, Ltd.                                                162,424     105,567             0.0%
                  TVS Motor Co., Ltd.                                                  26,131     200,572             0.0%
                  TVS Srichakra, Ltd.                                                     649      40,829             0.0%
*                 UCO Bank                                                             84,585      54,672             0.0%
                  Uflex, Ltd.                                                          11,771      68,252             0.0%
                  Ultratech Cement, Ltd.                                                2,714     178,521             0.0%
                  Unichem Laboratories, Ltd.                                            9,296      39,611             0.0%
*                 Union Bank of India                                                  53,712     143,205             0.0%
*                 Unitech, Ltd.                                                       644,762      57,058             0.0%
                  United Breweries, Ltd.                                                8,287      99,040             0.0%
*                 United Spirits, Ltd.                                                  1,729      50,620             0.0%
                  UPL, Ltd.                                                            63,908     801,268             0.1%
                  V-Guard Industries, Ltd.                                             13,608      40,293             0.0%
                  VA Tech Wabag, Ltd.                                                   5,375      56,187             0.0%
                  Vakrangee, Ltd.                                                      19,729     104,822             0.0%
                  Vardhman Textiles, Ltd.                                               5,504     111,176             0.0%
                  Vedanta, Ltd.()                                                      64,612     244,618             0.0%
                  Vedanta, Ltd.(6136040)                                              197,166     745,077             0.1%
                  Vedanta, Ltd. ADR                                                     3,300      50,160             0.0%
                  Venky's India, Ltd.                                                     857      16,630             0.0%
*                 Videocon Industries, Ltd.                                            24,504      39,524             0.0%
*                 Vijaya Bank                                                          78,774     101,074             0.0%
                  Vinati Organics, Ltd.                                                 4,112      55,073             0.0%
                  VIP Industries, Ltd.                                                 14,795      45,755             0.0%
                  Voltas, Ltd.                                                         19,396     123,886             0.0%
                  VRL Logistics, Ltd.                                                   8,185      43,047             0.0%
                  VST Industries, Ltd.                                                    264      12,547             0.0%
                  WABCO India, Ltd.                                                       182      16,949             0.0%
                  Welspun Corp., Ltd.                                                  22,856      29,345             0.0%
                  Welspun India, Ltd.                                                  92,695     137,935             0.0%
*                 Whirlpool of India, Ltd.                                              3,224      60,763             0.0%
                  Wipro, Ltd.                                                          47,102     362,817             0.0%
                  Wockhardt, Ltd.                                                       7,145      79,722             0.0%
                  Yes Bank, Ltd.                                                       47,652   1,212,081             0.1%
                  Zee Entertainment Enterprises, Ltd.                                  46,659     383,219             0.0%
                  Zensar Technologies, Ltd.                                             3,695      49,618             0.0%
                                                                                              ----------- ---------------
TOTAL INDIA                                                                                    65,062,192             3.0%
                                                                                              ----------- ---------------
INDONESIA -- (0.6%)
                  Ace Hardware Indonesia Tbk PT                                     1,006,800      70,637             0.0%
                  Adaro Energy Tbk PT                                               4,731,200     629,147             0.1%
                  Adhi Karya Persero Tbk PT                                           486,095      82,274             0.0%
*                 Agung Podomoro Land Tbk PT                                        1,187,400      18,691             0.0%
                  AKR Corporindo Tbk PT                                               334,200     169,654             0.0%
*                 Alam Sutera Realty Tbk PT                                         3,082,000      80,272             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                      SHARES   VALUE++  OF NET ASSETS**
                                                                                    ---------- -------- ---------------
INDONESIA -- (Continued)
*                 Aneka Tambang Persero Tbk PT                                       2,326,546 $121,189             0.0%
                  Astra Agro Lestari Tbk PT                                            102,300  110,441             0.0%
                  Astra International Tbk PT                                           882,600  591,511             0.1%
*                 Asuransi Kresna Mitra Tbk PT                                         301,300   13,447             0.0%
                  Bank Bukopin Tbk                                                     596,700   28,174             0.0%
                  Bank Central Asia Tbk PT                                             396,300  527,056             0.1%
                  Bank Danamon Indonesia Tbk PT                                        628,000  228,792             0.0%
                  Bank Mandiri Persero Tbk PT                                          598,000  523,316             0.0%
                  Bank Negara Indonesia Persero Tbk PT                                 693,000  330,910             0.0%
*                 Bank Pan Indonesia Tbk PT                                            747,800   51,292             0.0%
                  Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT               1,042,800  156,991             0.0%
                  Bank Pembangunan Daerah Jawa Timur Tbk PT                            877,600   45,036             0.0%
*                 Bank Permata Tbk PT                                                  721,600   37,574             0.0%
                  Bank Rakyat Indonesia Persero Tbk PT                                 646,100  624,068             0.1%
                  Bank Tabungan Negara Persero Tbk PT                                1,284,600  221,173             0.0%
*                 Barito Pacific Tbk PT                                                759,600  179,400             0.0%
                  Bekasi Fajar Industrial Estate Tbk PT                              1,149,700   25,489             0.0%
                  Blue Bird Tbk PT                                                     116,900   34,358             0.0%
                  Bumi Serpong Damai Tbk PT                                          1,496,600  200,491             0.0%
*                 Bumi Teknokultura Unggul Tbk PT                                      300,400   21,815             0.0%
                  Charoen Pokphand Indonesia Tbk PT                                    915,600  219,133             0.0%
                  Ciputra Development Tbk PT                                         3,530,747  338,602             0.0%
*                 Citra Marga Nusaphala Persada Tbk PT                                 111,012   11,655             0.0%
*                 Delta Dunia Makmur Tbk PT                                          1,960,200  161,770             0.0%
                  Dharma Satya Nusantara Tbk PT                                        534,500   22,064             0.0%
*                 Eagle High Plantations Tbk PT                                      2,066,000   48,579             0.0%
                  Elnusa Tbk PT                                                        943,300   26,691             0.0%
*                 Gajah Tunggal Tbk PT                                                 388,100   30,104             0.0%
*                 Garuda Indonesia Persero Tbk PT                                    1,664,100   45,909             0.0%
                  Global Mediacom Tbk PT                                             2,862,300  114,735             0.0%
                  Gudang Garam Tbk PT                                                   29,700  147,714             0.0%
*                 Hanson International Tbk PT                                       10,987,700  114,401             0.0%
*                 Harum Energy Tbk PT                                                  211,400   40,710             0.0%
                  Holcim Indonesia Tbk PT                                              311,600   21,032             0.0%
                  Indah Kiat Pulp & Paper Corp. Tbk PT                                 162,000   25,250             0.0%
*                 Indika Energy Tbk PT                                                 312,300   21,068             0.0%
                  Indo Tambangraya Megah Tbk PT                                        133,100  190,840             0.0%
                  Indocement Tunggal Prakarsa Tbk PT                                   205,100  260,342             0.0%
                  Indofood CBP Sukses Makmur Tbk PT                                    114,400   75,209             0.0%
                  Indofood Sukses Makmur Tbk PT                                        943,500  591,291             0.1%
*                 Indosat Tbk PT                                                        80,800   43,485             0.0%
                  Intiland Development Tbk PT                                        1,947,500   64,241             0.0%
                  Japfa Comfeed Indonesia Tbk PT                                     1,547,500  169,993             0.0%
                  Jasa Marga Persero Tbk PT                                            283,904   98,784             0.0%
                  Kalbe Farma Tbk PT                                                   626,400   74,383             0.0%
*                 Kawasan Industri Jababeka Tbk PT                                   1,286,480   31,806             0.0%
                  KMI Wire & Cable Tbk PT                                              282,600   13,128             0.0%
*                 Krakatau Steel Persero Tbk PT                                      1,204,811   52,340             0.0%
*                 Kresna Graha Investama Tbk PT                                      1,255,700   40,127             0.0%
                  Link Net Tbk PT                                                      139,400   56,436             0.0%
*                 Lippo Cikarang Tbk PT                                                119,200   39,992             0.0%
                  Lippo Karawaci Tbk PT                                              4,293,000  254,268             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
INDONESIA -- (Continued)
                  Matahari Department Store Tbk PT                                    278,200 $   303,992             0.0%
                  Matahari Putra Prima Tbk PT                                         381,500      27,027             0.0%
                  Mayora Indah Tbk PT                                                 590,700      89,994             0.0%
*                 Medco Energi Internasional Tbk PT                                   459,300     102,926             0.0%
                  Media Nusantara Citra Tbk PT                                      1,025,900     140,326             0.0%
*                 Mitra Adiperkasa Tbk PT                                             174,800      82,861             0.0%
*                 MNC Investama Tbk PT                                              6,418,300      57,830             0.0%
*                 Modernland Realty Tbk PT                                          2,090,900      44,184             0.0%
*                 Multipolar Tbk PT                                                 3,130,100      74,594             0.0%
                  Nippon Indosari Corpindo Tbk PT                                     290,900      35,760             0.0%
*                 Nusantara Infrastructure Tbk PT                                   1,616,300      15,989             0.0%
                  Pakuwon Jati Tbk PT                                               4,516,000     211,175             0.0%
                  Pan Brothers Tbk PT                                                 858,500      38,293             0.0%
*                 Panin Financial Tbk PT                                            4,680,600      82,070             0.0%
                  Pembangunan Perumahan Persero Tbk PT                                432,863     103,199             0.0%
                  Perusahaan Gas Negara Persero Tbk                                   891,300     162,086             0.0%
                  Perusahaan Perkebunan London Sumatra Indonesia Tbk PT               995,700     104,087             0.0%
                  PP Properti Tbk PT                                                2,895,600      57,277             0.0%
                  Ramayana Lestari Sentosa Tbk PT                                     579,100      55,338             0.0%
                  Salim Ivomas Pratama Tbk PT                                         864,100      41,089             0.0%
                  Sawit Sumbermas Sarana Tbk PT                                       207,600      27,240             0.0%
*                 Sekawan Intipratama Tbk PT                                          253,200         342             0.0%
                  Semen Baturaja Persero Tbk PT                                       971,200     256,808             0.0%
                  Semen Indonesia Persero Tbk PT                                      516,000     341,005             0.0%
*                 Sentul City Tbk PT                                                4,119,800      27,185             0.0%
*                 Siloam International Hospitals Tbk PT                                44,437      45,638             0.0%
                  Sri Rejeki Isman Tbk PT                                           2,325,400      52,649             0.0%
*                 Sugih Energy Tbk PT                                               2,199,900       8,252             0.0%
                  Summarecon Agung Tbk PT                                           1,320,900     134,446             0.0%
                  Surya Citra Media Tbk PT                                            580,300     124,172             0.0%
                  Surya Semesta Internusa Tbk PT                                    1,315,300      71,963             0.0%
                  Tambang Batubara Bukit Asam Persero Tbk PT                          239,600     227,191             0.0%
                  Telekomunikasi Indonesia Persero Tbk PT                             288,300      95,106             0.0%
                  Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR                 6,000     196,500             0.0%
*                 Tiga Pilar Sejahtera Food Tbk                                       494,100      81,975             0.0%
                  Timah Persero Tbk PT                                              1,283,200      90,828             0.0%
                  Tiphone Mobile Indonesia Tbk PT                                     985,400      76,081             0.0%
                  Total Bangun Persada Tbk PT                                         116,600       6,912             0.0%
                  Tower Bersama Infrastructure Tbk PT                                 279,800     122,753             0.0%
                  Tunas Baru Lampung Tbk PT                                           721,400      68,631             0.0%
                  Unilever Indonesia Tbk PT                                            21,600      72,082             0.0%
                  United Tractors Tbk PT                                              453,100     913,550             0.1%
*                 Vale Indonesia Tbk PT                                               649,900     107,953             0.0%
*                 Visi Media Asia Tbk PT                                            1,709,700      50,986             0.0%
                  Waskita Karya Persero Tbk PT                                        716,823     128,345             0.0%
                  Wijaya Karya Persero Tbk PT                                         518,134      91,914             0.0%
*                 XL Axiata Tbk PT                                                    968,200     232,827             0.0%
                                                                                              ----------- ---------------
TOTAL INDONESIA                                                                                14,052,711             0.6%
                                                                                              ----------- ---------------
IRELAND -- (0.4%)
*                 Bank of Ireland                                                   4,965,160   1,249,915             0.1%
                  C&C Group P.L.C.                                                     76,043     313,763             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
IRELAND -- (Continued)
                  CRH P.L.C.                                                          6,006 $  218,763             0.0%
                  CRH P.L.C. Sponsored ADR                                           55,962  2,032,540             0.1%
*                 FBD Holdings P.L.C.                                                 3,118     27,622             0.0%
                  Glanbia P.L.C.                                                     34,087    666,203             0.0%
*                 Independent News & Media P.L.C.                                   186,318     26,360             0.0%
                  Irish Continental Group P.L.C.                                     20,022    115,469             0.0%
                  Kerry Group P.L.C. Class A                                          8,522    696,745             0.0%
                  Kingspan Group P.L.C.                                              39,093  1,359,944             0.1%
                  Paddy Power Betfair P.L.C.(BWXC0Z1)                                 2,721    303,018             0.0%
                  Paddy Power Betfair P.L.C.(BWT6H89)                                 7,167    797,669             0.0%
                  Smurfit Kappa Group P.L.C.                                         51,001  1,367,790             0.1%
                                                                                            ---------- ---------------
TOTAL IRELAND                                                                                9,175,801             0.4%
                                                                                            ---------- ---------------
ISRAEL -- (0.5%)
*                 ADO Group, Ltd.                                                     1,943     24,388             0.0%
#*                Africa Israel Investments, Ltd.                                     8,961      1,108             0.0%
*                 Africa Israel Properties, Ltd.                                      3,203     64,490             0.0%
*                 Airport City, Ltd.                                                 11,582    153,250             0.0%
*                 Allot Communications, Ltd.                                          2,122     10,574             0.0%
                  Alrov Properties and Lodgings, Ltd.                                 2,682     73,579             0.0%
                  Amot Investments, Ltd.                                             22,535    107,349             0.0%
#                 Arad, Ltd.                                                          2,084     23,415             0.0%
*                 Azorim-Investment Development & Construction Co., Ltd.             19,836     23,859             0.0%
                  Azrieli Group, Ltd.                                                 2,950    156,921             0.0%
                  Bank Hapoalim BM                                                  207,918  1,296,641             0.1%
*                 Bank Leumi Le-Israel BM                                           231,988  1,084,929             0.1%
                  Bayside Land Corp.                                                    137     59,803             0.0%
                  Bezeq The Israeli Telecommunication Corp., Ltd.                    94,872    159,397             0.0%
                  Big Shopping Centers, Ltd.                                            830     60,294             0.0%
                  Blue Square Real Estate, Ltd.                                         847     39,816             0.0%
*                 Cellcom Israel, Ltd.                                               20,241    199,307             0.0%
*                 Clal Insurance Enterprises Holdings, Ltd.                           6,999    113,894             0.0%
                  Delek Automotive Systems, Ltd.                                      8,703     76,306             0.0%
                  Delek Group, Ltd.                                                     931    209,597             0.0%
                  Delta-Galil Industries, Ltd.                                        3,504    107,431             0.0%
                  Direct Insurance Financial Investments, Ltd.                        3,949     37,780             0.0%
                  El Al Israel Airlines                                             103,105     80,662             0.0%
                  Elbit Systems, Ltd.(M3760D101)                                        200     23,758             0.0%
                  Elbit Systems, Ltd.(6308913)                                        1,672    199,058             0.0%
                  Electra Consumer Products 1970, Ltd.                                1,843     38,342             0.0%
                  Electra, Ltd.                                                         404     88,121             0.0%
                  First International Bank Of Israel, Ltd.                           12,547    206,756             0.0%
                  FMS Enterprises Migun, Ltd.                                           673     23,699             0.0%
                  Formula Systems 1985, Ltd.                                          4,039    158,998             0.0%
                  Fox Wizel, Ltd.                                                       575     13,112             0.0%
                  Frutarom Industries, Ltd.                                           2,673    157,122             0.0%
*                 Gilat Satellite Networks, Ltd.                                      9,794     50,019             0.0%
                  Hamlet Israel-Canada, Ltd.                                            779     12,763             0.0%
                  Harel Insurance Investments & Financial Services, Ltd.             37,135    197,657             0.0%
                  Hilan, Ltd.                                                         2,127     37,620             0.0%
                  IDI Insurance Co., Ltd.                                             1,191     63,508             0.0%
*                 Industrial Buildings Corp., Ltd.                                   11,439     15,654             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
ISRAEL -- (Continued)
                  Israel Chemicals, Ltd.                                             84,027 $   362,101             0.1%
*                 Israel Discount Bank, Ltd. Class A                                148,658     359,926             0.0%
*                 Jerusalem Oil Exploration                                           3,983     231,572             0.0%
*                 Kenon Holdings, Ltd.                                                4,298      53,522             0.0%
                  Kerur Holdings, Ltd.                                                  379      12,541             0.0%
                  Klil Industries, Ltd.                                                 142      15,604             0.0%
                  Matrix IT, Ltd.                                                     9,815      92,216             0.0%
                  Maytronics, Ltd.                                                    8,042      33,986             0.0%
*                 Mazor Robotics, Ltd.                                                1,381      24,396             0.0%
                  Meitav DS Investments, Ltd.                                         4,027      16,276             0.0%
                  Melisron, Ltd.                                                      3,269     178,014             0.0%
                  Menora Mivtachim Holdings, Ltd.                                     6,566      75,886             0.0%
                  Migdal Insurance & Financial Holding, Ltd.                        139,722     137,651             0.0%
                  Mivtach Shamir Holdings, Ltd.                                       1,390      30,657             0.0%
                  Mizrahi Tefahot Bank, Ltd.                                         41,901     675,924             0.1%
*                 Naphtha Israel Petroleum Corp., Ltd.                               11,874      96,013             0.0%
                  Neto ME Holdings, Ltd.                                                134      14,797             0.0%
                  Nice, Ltd.                                                          3,603     243,380             0.0%
                  Nice, Ltd. Sponsored ADR                                            2,783     187,713             0.0%
*                 Nova Measuring Instruments, Ltd.                                    4,257      84,618             0.0%
                  Oil Refineries, Ltd.                                              358,013     142,413             0.0%
*                 Partner Communications Co., Ltd.                                   23,778     116,289             0.0%
                  Paz Oil Co., Ltd.                                                   1,875     306,278             0.0%
*                 Phoenix Holdings, Ltd. (The)                                       23,733     103,971             0.0%
                  Plasson Industries, Ltd.                                              321      10,905             0.0%
                  Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.                  792      37,846             0.0%
                  Scope Metals Group, Ltd.                                              523      14,747             0.0%
                  Shapir Engineering and Industry, Ltd.                               6,737      19,089             0.0%
#                 Shikun & Binui, Ltd.                                               78,366     205,732             0.0%
                  Shufersal, Ltd.                                                    31,362     154,699             0.0%
                  Strauss Group, Ltd.                                                 4,506      79,333             0.0%
                  Teva Pharmaceutical Industries, Ltd. Sponsored ADR                 43,337   1,368,582             0.1%
#*                Tower Semiconductor, Ltd.                                          14,832     319,185             0.0%
*                 Union Bank of Israel                                                5,299      23,103             0.0%
                                                                                            ----------- ---------------
TOTAL ISRAEL                                                                                 11,279,942             0.5%
                                                                                            ----------- ---------------
ITALY -- (2.0%)
                  A2A SpA                                                           372,108     553,077             0.0%
                  ACEA SpA                                                           12,398     178,393             0.0%
                  Amplifon SpA                                                       12,939     165,285             0.0%
                  Anima Holding SpA                                                  61,770     403,803             0.0%
                  Ansaldo STS SpA                                                    10,980     147,350             0.0%
*                 Arnoldo Mondadori Editore SpA                                      58,402     115,959             0.0%
                  Ascopiave SpA                                                      29,894     117,973             0.0%
                  Assicurazioni Generali SpA                                        164,855   2,611,305             0.1%
                  Astaldi SpA                                                        14,038      92,079             0.0%
                  Atlantia SpA                                                       15,460     392,052             0.0%
                  Autogrill SpA                                                      20,494     233,077             0.0%
                  Azimut Holding SpA                                                 19,316     376,792             0.0%
#*                Banca Carige SpA                                                  300,788      83,536             0.0%
                  Banca Generali SpA                                                  9,183     263,881             0.0%
                  Banca IFIS SpA                                                      7,500     323,524             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
ITALY -- (Continued)
                  Banca Mediolanum SpA                                               69,935 $  534,919             0.0%
#*                Banca Monte dei Paschi di Siena SpA                                   520      8,534             0.0%
                  Banca Popolare di Sondrio SCPA                                    111,952    417,101             0.0%
                  Banco BPM SpA                                                     336,360    982,340             0.1%
                  Banco di Desio e della Brianza SpA                                  5,175     14,130             0.0%
                  BasicNet SpA                                                       10,635     41,571             0.0%
                  BE                                                                 35,768     41,867             0.0%
                  Biesse SpA                                                          3,643    112,187             0.0%
                  BPER Banca                                                        160,800    879,683             0.1%
                  Brembo SpA                                                          4,775    375,156             0.0%
                  Brunello Cucinelli SpA                                              4,996    130,914             0.0%
                  Buzzi Unicem SpA                                                   21,247    545,970             0.0%
                  Cairo Communication SpA                                             1,246      6,104             0.0%
                  Cementir Holding SpA                                               15,517     93,560             0.0%
                  Cerved Information Solutions SpA                                   28,653    305,905             0.0%
                  CIR-Compagnie Industriali Riunite SpA                             132,882    213,729             0.0%
                  CNH Industrial NV                                                 156,507  1,725,889             0.1%
                  Credito Emiliano SpA                                               28,501    199,255             0.0%
#                 Credito Valtellinese SpA                                           44,775    161,845             0.0%
#                 d'Amico International Shipping SA                                  45,205     16,795             0.0%
                  Danieli & C Officine Meccaniche SpA                                 3,567     89,174             0.0%
                  Datalogic SpA                                                       5,165    141,656             0.0%
                  Davide Campari-Milano SpA                                          42,684    504,716             0.0%
                  De' Longhi SpA                                                      8,984    273,891             0.0%
                  DeA Capital SpA                                                    21,871     35,738             0.0%
                  DiaSorin SpA                                                        3,383    253,571             0.0%
#                 Ei Towers SpA                                                       7,515    433,726             0.0%
                  El.En. SpA                                                          2,220     79,067             0.0%
                  Enel SpA                                                          245,978  1,169,426             0.1%
#                 Eni SpA                                                           205,577  3,188,707             0.2%
                  Eni SpA Sponsored ADR                                                 768     23,793             0.0%
                  ERG SpA                                                            19,370    240,456             0.0%
                  Esprinet SpA                                                       10,197     83,412             0.0%
                  Falck Renewables SpA                                               57,487     71,132             0.0%
                  Ferrari NV                                                         10,219    768,752             0.1%
*                 Fiat Chrysler Automobiles NV                                      221,223  2,512,761             0.1%
*                 Fincantieri SpA                                                   173,288    169,576             0.0%
                  FinecoBank Banca Fineco SpA                                        52,990    377,487             0.0%
#                 Geox SpA                                                           27,658     74,749             0.0%
*                 Gruppo Editoriale L'Espresso SpA                                   42,026     38,606             0.0%
                  Gruppo MutuiOnline SpA                                              4,598     60,449             0.0%
                  Hera SpA                                                          114,513    327,513             0.0%
                  IMMSI SpA                                                          46,362     19,603             0.0%
                  Industria Macchine Automatiche SpA                                  2,516    221,809             0.0%
                  Infrastrutture Wireless Italiane SpA                               30,805    170,367             0.0%
                  Interpump Group SpA                                                17,819    472,551             0.0%
                  Intesa Sanpaolo SpA                                               663,588  1,937,079             0.1%
                  Iren SpA                                                          102,321    215,606             0.0%
*                 Italgas SpA                                                        60,419    273,146             0.0%
                  Italmobiliare SpA                                                   2,513    140,834             0.0%
#*                Juventus Football Club SpA                                        125,442    115,712             0.0%
                  La Doria SpA                                                        3,268     40,326             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
ITALY -- (Continued)
*                 Leonardo SpA                                                         55,327 $   869,444             0.1%
                  Luxottica Group SpA                                                   3,454     199,678             0.0%
                  Luxottica Group SpA Sponsored ADR                                       341      19,710             0.0%
#                 Maire Tecnimont SpA                                                  18,339      72,864             0.0%
                  MARR SpA                                                              4,960     119,758             0.0%
#                 Mediaset SpA                                                        225,087     919,863             0.1%
                  Mediobanca SpA                                                      101,036     971,619             0.1%
                  Moncler SpA                                                          21,865     539,300             0.0%
                  OVS SpA                                                              28,615     190,479             0.0%
#                 Parmalat SpA                                                         83,885     284,264             0.0%
#                 Piaggio & C SpA                                                      65,625     135,997             0.0%
                  Poste Italiane SpA                                                  102,244     700,152             0.1%
                  Prima Industrie SpA                                                   1,396      38,981             0.0%
                  Prysmian SpA                                                         24,109     695,754             0.1%
                  Recordati SpA                                                        10,740     398,027             0.0%
                  Reply SpA                                                               615     107,722             0.0%
#*                Retelit SpA                                                          42,365      61,768             0.0%
                  SAES Getters SpA                                                      2,847      55,691             0.0%
#*                Safilo Group SpA                                                     10,593      76,473             0.0%
*                 Saipem SpA                                                        2,062,094     887,606             0.1%
                  Salini Impregilo SpA                                                 73,356     249,629             0.0%
#                 Salvatore Ferragamo SpA                                               8,046     257,651             0.0%
                  Saras SpA                                                           149,771     312,900             0.0%
                  SAVE SpA                                                              1,300      30,845             0.0%
                  Sesa SpA                                                                985      25,336             0.0%
#*                Snaitech SpA                                                         34,897      52,289             0.0%
                  Snam SpA                                                             74,140     327,555             0.0%
                  Societa Cattolica di Assicurazioni SCRL                              47,338     420,755             0.0%
                  Societa Iniziative Autostradali e Servizi SpA                        23,339     235,265             0.0%
*                 Sogefi SpA                                                           29,462     151,743             0.0%
                  Tamburi Investment Partners SpA                                      17,957      99,326             0.0%
*                 Telecom Italia SpA                                                2,176,336   1,931,698             0.1%
*                 Telecom Italia SpA Sponsored ADR                                      8,643      76,923             0.0%
                  Tenaris SA                                                           28,100     438,975             0.0%
                  Tenaris SA ADR                                                        1,289      40,255             0.0%
                  Terna Rete Elettrica Nazionale SpA                                  123,120     620,750             0.1%
#*                Tiscali SpA                                                         594,547      29,951             0.0%
                  Tod's SpA                                                             3,794     293,153             0.0%
#*                Trevi Finanziaria Industriale SpA                                    41,634      41,358             0.0%
                  TXT e-solutions SpA                                                   1,093      12,749             0.0%
*                 UniCredit SpA                                                       247,229   4,025,496             0.2%
                  Unione di Banche Italiane SpA                                       299,737   1,262,954             0.1%
                  Unipol Gruppo Finanziario SpA                                       144,570     644,750             0.1%
                  UnipolSai Assicurazioni SpA                                         241,830     555,508             0.0%
                  Vittoria Assicurazioni SpA                                            6,680      89,591             0.0%
#*                Yoox Net-A-Porter Group SpA                                           7,565     201,020             0.0%
                                                                                              ----------- ---------------
TOTAL ITALY                                                                                    47,164,506             2.2%
                                                                                              ----------- ---------------
JAPAN -- (16.2%)
                  NJS Co., Ltd.                                                         1,000      12,332             0.0%
                  77 Bank, Ltd. (The)                                                 110,000     475,750             0.0%
                  A&D Co., Ltd.                                                         2,600      10,288             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
JAPAN -- (Continued)
                  ABC-Mart, Inc.                                                     2,900 $  161,210             0.0%
#                 Accretive Co., Ltd.                                                8,800     28,271             0.0%
                  Achilles Corp.                                                     5,100     81,941             0.0%
#*                Acom Co., Ltd.                                                     8,900     39,532             0.0%
                  Adastria Co., Ltd.                                                 8,100    201,172             0.0%
                  ADEKA Corp.                                                       27,900    411,826             0.0%
                  Advan Co., Ltd.                                                    6,600     68,844             0.0%
                  Advantest Corp.                                                   27,400    512,008             0.0%
                  Aeon Co., Ltd.                                                    74,124  1,098,584             0.1%
                  Aeon Delight Co., Ltd.                                             6,400    195,292             0.0%
                  Aeon Fantasy Co., Ltd.                                             3,300     86,768             0.0%
#                 AEON Financial Service Co., Ltd.                                  30,500    586,144             0.1%
                  Aeon Hokkaido Corp.                                                8,100     43,675             0.0%
#                 Aeon Mall Co., Ltd.                                               13,100    222,787             0.0%
                  Agro-Kanesho Co., Ltd.                                             3,900     53,511             0.0%
                  Ahresty Corp.                                                      5,200     51,985             0.0%
#                 Ai Holdings Corp.                                                  5,800    142,633             0.0%
                  Aica Kogyo Co., Ltd.                                              13,800    393,328             0.0%
                  Aichi Bank, Ltd. (The)                                             2,600    143,542             0.0%
                  Aichi Corp.                                                        6,000     44,329             0.0%
                  Aichi Steel Corp.                                                  3,400    132,932             0.0%
                  Aida Engineering, Ltd.                                            10,800     94,033             0.0%
#                 Ain Holdings, Inc.                                                 2,600    180,117             0.0%
                  Aiphone Co., Ltd.                                                  1,400     21,870             0.0%
                  Air Water, Inc.                                                   32,000    616,350             0.1%
                  Airport Facilities Co., Ltd.                                       8,200     42,980             0.0%
                  Aisan Industry Co., Ltd.                                          12,500    112,364             0.0%
#                 Aisan Technology Co., Ltd.                                           400     12,749             0.0%
                  Aisin Seiki Co., Ltd.                                             31,100  1,523,189             0.1%
                  Aizawa Securities Co., Ltd.                                        7,000     42,654             0.0%
                  Ajinomoto Co., Inc.                                               21,000    409,211             0.0%
                  Ajis Co., Ltd.                                                     1,200     22,861             0.0%
*                 Akebono Brake Industry Co., Ltd.                                  39,800    127,301             0.0%
                  Akita Bank, Ltd. (The)                                            46,000    146,231             0.0%
#                 Albis Co., Ltd.                                                    1,800     59,374             0.0%
                  Alconix Corp.                                                      4,900     86,050             0.0%
                  Alfresa Holdings Corp.                                            23,700    427,966             0.0%
                  Alinco, Inc.                                                       4,400     38,848             0.0%
#*                Allied Architects, Inc.                                              700     28,378             0.0%
                  Alpen Co., Ltd.                                                    6,200    111,178             0.0%
#                 Alpha Corp.                                                        1,200     21,658             0.0%
                  Alpine Electronics, Inc.                                          13,300    193,533             0.0%
#                 Alps Electric Co., Ltd.                                           30,700    902,356             0.1%
                  Alps Logistics Co., Ltd.                                           1,900     12,962             0.0%
                  Altech Corp.                                                         600     19,516             0.0%
                  Amada Holdings Co., Ltd.                                          34,700    412,560             0.0%
                  Amano Corp.                                                       13,800    294,732             0.0%
                  Amiyaki Tei Co., Ltd.                                              1,600     60,004             0.0%
                  Amuse, Inc.                                                        4,600    105,551             0.0%
                  ANA Holdings, Inc.                                                45,000    135,552             0.0%
                  Anest Iwata Corp.                                                  8,600     75,631             0.0%
*                 Anicom Holdings, Inc.                                              1,700     40,577             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Anritsu Corp.                                                      30,500 $  246,683             0.0%
                  AOI TYO Holdings, Inc.                                              3,240     23,775             0.0%
                  AOKI Holdings, Inc.                                                14,900    184,050             0.0%
                  Aomori Bank, Ltd. (The)                                            60,000    208,932             0.0%
                  Aoyama Trading Co., Ltd.                                           13,900    496,624             0.0%
                  Aozora Bank, Ltd.                                                 164,000    597,569             0.1%
#                 Apamanshop Holdings Co., Ltd.                                       3,200     20,695             0.0%
                  Arakawa Chemical Industries, Ltd.                                   6,100    107,863             0.0%
#                 Arata Corp.                                                         2,100     56,758             0.0%
                  Araya Industrial Co., Ltd.                                         12,000     22,282             0.0%
                  Arcland Sakamoto Co., Ltd.                                          9,100    112,569             0.0%
                  Arcland Service Holdings Co., Ltd.                                  1,500     41,375             0.0%
                  Arcs Co., Ltd.                                                     10,900    233,474             0.0%
#                 Ardepro Co., Ltd.                                                  36,100     44,335             0.0%
                  Arealink Co., Ltd.                                                  1,200     16,409             0.0%
                  Argo Graphics, Inc.                                                 1,700     38,263             0.0%
                  Ariake Japan Co., Ltd.                                              1,400     88,693             0.0%
*                 Arisawa Manufacturing Co., Ltd.                                    14,200    100,683             0.0%
*                 Arrk Corp.                                                         23,700     21,670             0.0%
                  Artnature, Inc.                                                     9,700     62,181             0.0%
                  ArtSpark Holdings, Inc.                                             2,600     29,383             0.0%
                  As One Corp.                                                        1,700     75,266             0.0%
                  Asahi Co., Ltd.                                                     4,600     58,868             0.0%
                  Asahi Diamond Industrial Co., Ltd.                                 17,500    134,332             0.0%
                  Asahi Glass Co., Ltd.                                              99,000    857,791             0.1%
                  Asahi Group Holdings, Ltd.                                         12,800    483,631             0.0%
                  Asahi Holdings, Inc.                                                7,000    130,566             0.0%
                  Asahi Intecc Co., Ltd.                                              5,200    231,172             0.0%
                  Asahi Kasei Corp.                                                 203,000  1,935,727             0.1%
                  Asahi Kogyosha Co., Ltd.                                            1,100     30,282             0.0%
                  Asahi Yukizai Corp.                                                20,000     41,633             0.0%
                  Asante, Inc.                                                        1,900     28,889             0.0%
                  Asanuma Corp.                                                      19,000     55,408             0.0%
                  Asatsu-DK, Inc.                                                     7,300    189,441             0.0%
                  Ashimori Industry Co., Ltd.                                        10,000     14,619             0.0%
                  Asia Pile Holdings Corp.                                            5,300     28,844             0.0%
#                 Asics Corp.                                                        17,400    307,956             0.0%
                  ASKA Pharmaceutical Co., Ltd.                                       3,700     54,354             0.0%
#                 ASKUL Corp.                                                         3,200     93,199             0.0%
                  Astellas Pharma, Inc.                                              59,700    787,271             0.1%
                  Asti Corp.                                                          2,000     12,563             0.0%
                  Asunaro Aoki Construction Co., Ltd.                                 4,000     29,440             0.0%
                  Ateam, Inc.                                                         1,500     39,420             0.0%
#                 Atom Corp.                                                         18,600    120,957             0.0%
                  Atsugi Co., Ltd.                                                   54,000     64,896             0.0%
#                 Autobacs Seven Co., Ltd.                                           11,500    174,063             0.0%
                  Avex Group Holdings, Inc.                                          10,100    148,543             0.0%
                  Awa Bank, Ltd. (The)                                               58,000    383,109             0.0%
                  Axial Retailing, Inc.                                               4,600    176,135             0.0%
                  Azbil Corp.                                                        10,400    350,167             0.0%
                  Bandai Namco Holdings, Inc.                                        17,600    552,404             0.1%
                  Bando Chemical Industries, Ltd.                                     9,000     82,465             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
JAPAN -- (Continued)
                  Bank of Iwate, Ltd. (The)                                          5,000 $  204,434             0.0%
                  Bank of Kochi, Ltd. (The)                                          9,000     10,255             0.0%
                  Bank of Kyoto, Ltd. (The)                                         64,000    506,857             0.0%
#                 Bank of Nagoya, Ltd. (The)                                         5,100    187,235             0.0%
                  Bank of Okinawa, Ltd. (The)                                        6,900    265,954             0.0%
                  Bank of Saga, Ltd. (The)                                          44,000    117,296             0.0%
                  Bank of the Ryukyus, Ltd.                                          4,300     59,295             0.0%
                  Belc Co., Ltd.                                                     3,900    173,455             0.0%
                  Bell System24 Holdings, Inc.                                      14,300    136,590             0.0%
                  Belluna Co., Ltd.                                                 11,800    108,199             0.0%
                  Benefit One, Inc.                                                  2,700     82,517             0.0%
                  Benesse Holdings, Inc.                                             9,500    286,684             0.0%
                  Best Denki Co., Ltd.                                               9,600     13,951             0.0%
                  Bic Camera, Inc.                                                  25,700    255,786             0.0%
                  Biofermin Pharmaceutical Co., Ltd.                                   400     10,479             0.0%
                  BML, Inc.                                                          6,600    144,057             0.0%
                  BP Castrol K.K.                                                    2,900     44,958             0.0%
                  Bridgestone Corp.                                                 48,900  2,039,680             0.1%
                  Broadband Tower, Inc.                                              8,700     18,662             0.0%
                  Broadleaf Co., Ltd.                                               13,200     85,667             0.0%
#                 BRONCO BILLY Co., Ltd.                                             2,200     50,381             0.0%
                  Brother Industries, Ltd.                                          51,500  1,059,644             0.1%
                  Bunka Shutter Co., Ltd.                                           20,500    157,517             0.0%
                  CAC Holdings Corp.                                                 5,100     48,420             0.0%
#                 Calbee, Inc.                                                       4,100    143,342             0.0%
                  Can Do Co., Ltd.                                                   3,500     53,017             0.0%
                  Canon Electronics, Inc.                                            6,800    126,578             0.0%
                  Canon Marketing Japan, Inc.                                       12,200    257,110             0.0%
                  Canon, Inc.                                                       38,500  1,277,737             0.1%
                  Canon, Inc. Sponsored ADR                                          1,500     49,815             0.0%
                  Capcom Co., Ltd.                                                  11,900    256,680             0.0%
                  Carlit Holdings Co., Ltd.                                          2,300     11,738             0.0%
#                 Casio Computer Co., Ltd.                                          39,300    553,874             0.1%
                  Cawachi, Ltd.                                                      5,100    134,103             0.0%
                  Central Automotive Products, Ltd.                                  3,900     40,412             0.0%
                  Central Glass Co., Ltd.                                           49,000    211,707             0.0%
                  Central Japan Railway Co.                                          2,800    469,584             0.0%
                  Central Security Patrols Co., Ltd.                                 2,100     32,717             0.0%
                  Central Sports Co., Ltd.                                           2,200     65,321             0.0%
                  Chiba Bank, Ltd. (The)                                            50,000    334,952             0.0%
                  Chiba Kogyo Bank, Ltd. (The)                                      14,200     81,855             0.0%
                  CHIMNEY Co., Ltd.                                                  1,200     30,365             0.0%
                  Chiyoda Co., Ltd.                                                  5,000    124,746             0.0%
                  Chiyoda Corp.                                                     46,000    305,833             0.0%
                  Chiyoda Integre Co., Ltd.                                          4,600    101,269             0.0%
                  Chofu Seisakusho Co., Ltd.                                         6,500    155,509             0.0%
                  Chori Co., Ltd.                                                    3,000     53,538             0.0%
                  Chubu Electric Power Co., Inc.                                    22,700    304,791             0.0%
                  Chubu Shiryo Co., Ltd.                                             8,300     98,192             0.0%
                  Chudenko Corp.                                                     8,600    188,705             0.0%
                  Chuetsu Pulp & Paper Co., Ltd.                                    31,000     65,882             0.0%
                  Chugai Pharmaceutical Co., Ltd.                                    1,900     67,515             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Chugai Ro Co., Ltd.                                                16,000 $   31,163             0.0%
                  Chugoku Bank, Ltd. (The)                                           40,000    594,239             0.1%
                  Chugoku Electric Power Co., Inc. (The)                             12,300    134,087             0.0%
                  Chugoku Marine Paints, Ltd.                                        18,000    133,124             0.0%
                  Chukyo Bank, Ltd. (The)                                             4,300     89,870             0.0%
                  CI Takiron Corp.                                                   15,000     76,100             0.0%
                  Ci:z Holdings Co., Ltd.                                             3,400     99,858             0.0%
                  Citizen Watch Co., Ltd.                                            72,200    479,009             0.0%
                  CKD Corp.                                                          13,500    169,057             0.0%
                  Clarion Co., Ltd.                                                  45,000    178,662             0.0%
                  Cleanup Corp.                                                       5,300     38,270             0.0%
                  CMIC Holdings Co., Ltd.                                             3,500     45,209             0.0%
#*                CMK Corp.                                                          16,400    107,893             0.0%
                  Coca-Cola Bottlers Japan, Inc.                                     23,050    687,291             0.1%
                  Cocokara fine, Inc.                                                 4,100    193,846             0.0%
#                 COLOPL, Inc.                                                       20,600    190,209             0.0%
#                 Colowide Co., Ltd.                                                 10,800    177,328             0.0%
                  Computer Engineering & Consulting, Ltd.                             4,200     78,578             0.0%
                  COMSYS Holdings Corp.                                              19,500    370,947             0.0%
                  Comture Corp.                                                       1,300     44,015             0.0%
                  Concordia Financial Group, Ltd.                                   101,017    464,658             0.0%
                  CONEXIO Corp.                                                       3,400     52,068             0.0%
#                 COOKPAD, Inc.                                                       8,800     70,016             0.0%
                  Core Corp.                                                          1,800     20,418             0.0%
                  Corona Corp.                                                        5,900     60,343             0.0%
                  Cosel Co., Ltd.                                                     4,900     62,431             0.0%
                  Cosmo Energy Holdings Co., Ltd.                                    17,200    272,440             0.0%
                  Cosmos Pharmaceutical Corp.                                         1,000    202,337             0.0%
                  Cota Co., Ltd.                                                      1,300     14,135             0.0%
                  CRE, Inc.                                                           1,000     13,986             0.0%
                  Create Restaurants Holdings, Inc.                                   7,200     58,327             0.0%
                  Create SD Holdings Co., Ltd.                                        4,800    112,747             0.0%
                  Credit Saison Co., Ltd.                                            26,000    473,761             0.0%
                  Creek & River Co., Ltd.                                             4,300     37,997             0.0%
#                 Cresco, Ltd.                                                          900     23,674             0.0%
#*                CROOZ, Inc.                                                         1,200     36,926             0.0%
                  CTI Engineering Co., Ltd.                                           2,500     24,481             0.0%
                  CyberAgent, Inc.                                                   11,600    360,410             0.0%
#*                CYBERDYNE, Inc.                                                     2,900     40,973             0.0%
                  D.A. Consortium Holdings, Inc.                                      8,900    113,337             0.0%
                  Dai Nippon Printing Co., Ltd.                                      56,000    623,428             0.1%
                  Dai Nippon Toryo Co., Ltd.                                         28,000     64,056             0.0%
                  Dai-Dan Co., Ltd.                                                   5,000     48,934             0.0%
                  Dai-ichi Life Holdings, Inc.                                       70,800  1,206,432             0.1%
                  Dai-ichi Seiko Co., Ltd.                                            2,600     38,225             0.0%
                  Daibiru Corp.                                                      16,400    151,340             0.0%
                  Daicel Corp.                                                       48,600    557,910             0.1%
                  Daido Kogyo Co., Ltd.                                               5,000     12,697             0.0%
                  Daido Metal Co., Ltd.                                              12,500    111,538             0.0%
                  Daido Steel Co., Ltd.                                              79,000    439,884             0.0%
#                 Daidoh, Ltd.                                                        5,800     22,636             0.0%
                  Daifuku Co., Ltd.                                                  13,700    346,304             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Daihen Corp.                                                       25,000 $  158,732             0.0%
                  Daiho Corp.                                                        29,000    141,311             0.0%
                  Daiichi Jitsugyo Co., Ltd.                                         11,000     69,070             0.0%
                  Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                              5,000     48,185             0.0%
                  Daiichi Sankyo Co., Ltd.                                           22,100    491,147             0.0%
                  Daiichikosho Co., Ltd.                                              8,100    351,556             0.0%
                  Daiken Corp.                                                        3,200     60,657             0.0%
#                 Daiken Medical Co., Ltd.                                            4,500     32,838             0.0%
                  Daiki Aluminium Industry Co., Ltd.                                  9,000     42,636             0.0%
                  Daikin Industries, Ltd.                                             5,600    544,452             0.1%
                  Daikoku Denki Co., Ltd.                                             4,400     63,389             0.0%
                  Daikokutenbussan Co., Ltd.                                          1,300     62,105             0.0%
*                 Daikokuya Holdings Co., Ltd.                                       28,600     17,452             0.0%
                  Daikyo, Inc.                                                       97,000    202,007             0.0%
                  Daikyonishikawa Corp.                                              12,700    161,444             0.0%
                  Dainichiseika Color & Chemicals Manufacturing Co., Ltd.            20,000    136,603             0.0%
#                 Daio Paper Corp.                                                   21,900    277,642             0.0%
                  Daisan Bank, Ltd. (The)                                             4,300     65,513             0.0%
                  Daiseki Co., Ltd.                                                   6,600    147,186             0.0%
#                 Daiseki Eco. Solution Co., Ltd.                                     1,200     14,071             0.0%
                  Daishi Bank, Ltd. (The)                                            88,000    353,306             0.0%
                  Daishinku Corp.                                                     2,600     31,658             0.0%
                  Daisue Construction Co., Ltd.                                       1,400     11,954             0.0%
                  Daito Pharmaceutical Co., Ltd.                                      4,150     85,239             0.0%
                  Daito Trust Construction Co., Ltd.                                  3,400    500,320             0.0%
                  Daiwa House Industry Co., Ltd.                                     29,600    879,977             0.1%
                  Daiwa Industries, Ltd.                                              9,300     91,636             0.0%
                  Daiwa Securities Group, Inc.                                      178,000  1,082,840             0.1%
                  Daiwabo Holdings Co., Ltd.                                         55,000    193,430             0.0%
                  DCM Holdings Co., Ltd.                                             33,700    293,401             0.0%
                  Dena Co., Ltd.                                                     20,400    437,320             0.0%
                  Denka Co., Ltd.                                                   136,000    700,715             0.1%
                  Denki Kogyo Co., Ltd.                                              17,000     83,112             0.0%
                  Denso Corp.                                                        18,700    807,048             0.1%
                  Dentsu, Inc.                                                        6,200    349,972             0.0%
                  Denyo Co., Ltd.                                                     4,400     64,523             0.0%
                  Descente, Ltd.                                                     10,700    129,794             0.0%
*                 Dexerials Corp.                                                     7,900     71,038             0.0%
                  DIC Corp.                                                          20,000    711,934             0.1%
                  Digital Arts, Inc.                                                  2,100     58,329             0.0%
                  Digital Garage, Inc.                                                3,700     78,324             0.0%
#                 Dip Corp.                                                           6,400    141,409             0.0%
                  Disco Corp.                                                         3,100    490,352             0.0%
                  DKS Co., Ltd.                                                      14,000     56,763             0.0%
                  DMG Mori Co., Ltd.                                                 40,100    662,145             0.1%
                  Don Quijote Holdings Co., Ltd.                                      4,500    163,953             0.0%
                  Doshisha Co., Ltd.                                                  4,900     99,073             0.0%
                  Doutor Nichires Holdings Co., Ltd.                                  6,400    135,716             0.0%
                  Dowa Holdings Co., Ltd.                                            69,000    513,680             0.0%
                  Dream Incubator, Inc.                                                 600     11,045             0.0%
                  DTS Corp.                                                           6,800    178,524             0.0%
                  Dunlop Sports Co., Ltd.                                             1,200     11,150             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Duskin Co., Ltd.                                                  12,800 $287,130             0.0%
                  Dvx, Inc.                                                          3,100   37,979             0.0%
                  DyDo Group Holdings, Inc.                                          3,000  144,247             0.0%
                  Eagle Industry Co., Ltd.                                           7,300  103,328             0.0%
#                 Earth Chemical Co., Ltd.                                           1,500   81,284             0.0%
                  East Japan Railway Co.                                             6,300  565,379             0.1%
                  Ebara Corp.                                                       21,000  639,741             0.1%
                  Ebara Jitsugyo Co., Ltd.                                           1,100   14,151             0.0%
                  Eco's Co., Ltd.                                                    3,200   33,221             0.0%
#                 EDION Corp.                                                       24,400  237,856             0.0%
                  EF-ON, Inc.                                                        3,600   30,385             0.0%
#                 eGuarantee, Inc.                                                   1,700   37,221             0.0%
#                 Ehime Bank, Ltd. (The)                                             8,600  108,761             0.0%
                  Eidai Co., Ltd.                                                    3,000   13,774             0.0%
                  Eighteenth Bank, Ltd. (The)                                       36,000  110,631             0.0%
                  Eiken Chemical Co., Ltd.                                           3,600   98,892             0.0%
                  Eisai Co., Ltd.                                                    1,800   94,643             0.0%
                  Eizo Corp.                                                         5,100  168,640             0.0%
                  Elecom Co., Ltd.                                                   3,400   70,292             0.0%
                  Electric Power Development Co., Ltd.                               5,000  115,991             0.0%
                  Elematec Corp.                                                     2,700   42,725             0.0%
                  EM Systems Co., Ltd.                                               2,600   42,501             0.0%
                  en-japan, Inc.                                                     3,200   71,129             0.0%
                  Endo Lighting Corp.                                                3,100   25,005             0.0%
#*                Eneres Co., Ltd.                                                   3,700   17,210             0.0%
#*                Enigmo, Inc.                                                       2,100   36,803             0.0%
                  Enplas Corp.                                                       3,800  103,848             0.0%
                  EPS Holdings, Inc.                                                12,500  164,732             0.0%
#                 eRex Co., Ltd.                                                     4,500   53,944             0.0%
#                 ES-Con Japan, Ltd.                                                15,100   52,872             0.0%
                  ESPEC Corp.                                                        7,400   89,595             0.0%
                  Excel Co., Ltd.                                                    2,600   34,195             0.0%
                  Exedy Corp.                                                        9,300  253,914             0.0%
#                 Ezaki Glico Co., Ltd.                                              3,300  173,902             0.0%
#                 F-Tech, Inc.                                                       2,700   32,473             0.0%
                  F@N Communications, Inc.                                           9,300   74,186             0.0%
                  Falco Holdings Co., Ltd.                                           1,900   26,073             0.0%
                  FamilyMart UNY Holdings Co., Ltd.                                  7,385  417,440             0.0%
#                 Fancl Corp.                                                        2,200   37,007             0.0%
                  FANUC Corp.                                                        2,800  570,069             0.1%
                  Fast Retailing Co., Ltd.                                             900  293,956             0.0%
                  FCC Co., Ltd.                                                     11,000  210,034             0.0%
                  Ferrotec Holdings Corp.                                           10,100  120,197             0.0%
                  FIDEA Holdings Co., Ltd.                                          62,000  116,405             0.0%
#                 Fields Corp.                                                       6,700   75,234             0.0%
#                 Financial Products Group Co., Ltd.                                10,800   93,806             0.0%
#                 FINDEX, Inc.                                                       2,000   17,502             0.0%
                  First Juken Co., Ltd.                                                900   11,695             0.0%
                  FJ Next Co., Ltd.                                                  4,100   34,990             0.0%
                  Foster Electric Co., Ltd.                                          8,500  141,924             0.0%
                  FP Corp.                                                           8,100  385,701             0.0%
                  France Bed Holdings Co., Ltd.                                      5,200   43,714             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
#                 Freebit Co., Ltd.                                                   6,000 $   49,533             0.0%
#                 Freund Corp.                                                        3,000     35,934             0.0%
                  FTGroup Co., Ltd.                                                   6,700     46,850             0.0%
                  Fudo Tetra Corp.                                                   62,300    102,421             0.0%
                  Fuji Co., Ltd.                                                      3,900     96,591             0.0%
#                 Fuji Corp.                                                          2,300     41,253             0.0%
                  Fuji Corp., Ltd.                                                    7,100     46,500             0.0%
                  Fuji Electric Co., Ltd.                                           133,000    729,010             0.1%
                  Fuji Kiko Co., Ltd.                                                 4,100     22,082             0.0%
#                 Fuji Kyuko Co., Ltd.                                                8,000     73,231             0.0%
#                 Fuji Machine Manufacturing Co., Ltd.                               21,900    278,119             0.0%
                  Fuji Media Holdings, Inc.                                          11,200    160,142             0.0%
                  Fuji Oil Co., Ltd.                                                 23,400     75,359             0.0%
                  Fuji Oil Holdings, Inc.                                            15,300    358,995             0.0%
                  Fuji Pharma Co., Ltd.                                               2,000     65,076             0.0%
                  Fuji Seal International, Inc.                                      12,000    285,440             0.0%
                  Fuji Soft, Inc.                                                     6,800    179,533             0.0%
                  Fujibo Holdings, Inc.                                               3,800    103,612             0.0%
                  Fujicco Co., Ltd.                                                   1,000     22,883             0.0%
                  FUJIFILM Holdings Corp.                                            17,400    645,794             0.1%
                  Fujikura Kasei Co., Ltd.                                            8,400     49,583             0.0%
                  Fujikura Rubber, Ltd.                                               6,300     38,333             0.0%
                  Fujikura, Ltd.                                                     71,000    533,777             0.1%
                  Fujimi, Inc.                                                        6,500    125,434             0.0%
                  Fujimori Kogyo Co., Ltd.                                            5,100    159,754             0.0%
#                 Fujio Food System Co., Ltd.                                           500     12,514             0.0%
#                 Fujisash Co., Ltd.                                                 23,300     21,079             0.0%
#                 Fujishoji Co., Ltd.                                                 2,000     20,278             0.0%
                  Fujita Kanko, Inc.                                                 27,000     86,774             0.0%
                  Fujitec Co., Ltd.                                                  16,000    189,618             0.0%
                  Fujitsu Frontech, Ltd.                                              3,800     52,588             0.0%
                  Fujitsu General, Ltd.                                              13,000    275,739             0.0%
                  Fujitsu, Ltd.                                                     279,000  1,741,607             0.1%
                  Fujiya Co., Ltd.                                                   21,000     48,292             0.0%
                  FuKoKu Co., Ltd.                                                    1,900     15,532             0.0%
                  Fukuda Corp.                                                        6,000     53,137             0.0%
                  Fukuda Denshi Co., Ltd.                                               400     24,155             0.0%
                  Fukui Bank, Ltd. (The)                                             82,000    201,599             0.0%
                  Fukuoka Financial Group, Inc.                                     129,000    588,482             0.1%
                  Fukushima Bank, Ltd. (The)                                         65,000     51,302             0.0%
                  Fukushima Industries Corp.                                          4,300    152,624             0.0%
                  Fukuyama Transporting Co., Ltd.                                    48,000    291,825             0.0%
#                 FULLCAST Holdings Co., Ltd.                                         5,100     50,517             0.0%
                  Fumakilla, Ltd.                                                     8,000     55,028             0.0%
#                 Funai Electric Co., Ltd.                                            8,500     63,475             0.0%
                  Funai Soken Holdings, Inc.                                          3,680     70,729             0.0%
#                 Furukawa Battery Co., Ltd. (The)                                    4,000     25,813             0.0%
#                 Furukawa Co., Ltd.                                                 86,000    165,978             0.0%
                  Furukawa Electric Co., Ltd.                                        23,200    939,176             0.1%
                  Furuno Electric Co., Ltd.                                          10,200     62,400             0.0%
                  Furusato Industries, Ltd.                                           2,600     38,452             0.0%
                  Fuso Chemical Co., Ltd.                                             5,200    162,497             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
JAPAN -- (Continued)
                  Fuso Pharmaceutical Industries, Ltd.                               2,600 $   66,768             0.0%
                  Futaba Corp.                                                      10,900    195,788             0.0%
                  Futaba Industrial Co., Ltd.                                       19,300    161,308             0.0%
                  Future Corp.                                                      10,500     81,563             0.0%
                  Fuyo General Lease Co., Ltd.                                       5,700    266,099             0.0%
                  G-7 Holdings, Inc.                                                 2,200     45,792             0.0%
                  G-Tekt Corp.                                                       5,800    102,324             0.0%
                  Gakken Holdings Co., Ltd.                                          1,100     30,296             0.0%
                  Gakkyusha Co., Ltd.                                                2,100     29,680             0.0%
                  GCA Corp.                                                         10,000     80,839             0.0%
                  Gecoss Corp.                                                       4,900     53,237             0.0%
#                 Genky Stores, Inc.                                                 2,000     51,174             0.0%
                  Geo Holdings Corp.                                                 9,000     99,416             0.0%
#                 Geostr Corp.                                                       4,400     40,998             0.0%
                  Gfoot Co., Ltd.                                                    4,800     32,520             0.0%
                  Giken, Ltd.                                                        2,700     62,754             0.0%
#                 GLOBERIDE, Inc.                                                    2,900     50,242             0.0%
                  Glory, Ltd.                                                       12,000    402,941             0.0%
#                 GMO internet, Inc.                                                12,200    144,813             0.0%
#                 GMO Payment Gateway, Inc.                                          2,900    130,088             0.0%
                  Godo Steel, Ltd.                                                   3,600     52,953             0.0%
#                 Gokurakuyu Holdings Co., Ltd.                                      6,900     50,844             0.0%
                  Goldcrest Co., Ltd.                                                6,600    117,357             0.0%
#                 Golf Digest Online, Inc.                                           6,700     48,841             0.0%
                  Gree, Inc.                                                        27,600    221,316             0.0%
                  GS Yuasa Corp.                                                    89,000    412,353             0.0%
                  GSI Creos Corp.                                                   18,000     23,266             0.0%
                  Gun-Ei Chemical Industry Co., Ltd.                                 1,300     41,583             0.0%
                  GungHo Online Entertainment, Inc.                                 68,400    153,461             0.0%
                  Gunma Bank, Ltd. (The)                                            97,000    520,325             0.0%
                  Gunze, Ltd.                                                       44,000    177,944             0.0%
                  Gurunavi, Inc.                                                     5,700    114,356             0.0%
                  H-One Co., Ltd.                                                    6,100     88,921             0.0%
                  H2O Retailing Corp.                                               24,000    407,361             0.0%
                  HABA Laboratories, Inc.                                              900     32,289             0.0%
                  Hachijuni Bank, Ltd. (The)                                        83,100    490,734             0.0%
                  Hagihara Industries, Inc.                                          2,000     47,603             0.0%
                  Hagiwara Electric Co., Ltd.                                        1,900     38,299             0.0%
                  Hakuhodo DY Holdings, Inc.                                        11,200    136,519             0.0%
                  Hakuto Co., Ltd.                                                   6,400     68,318             0.0%
                  Halows Co., Ltd.                                                   1,200     25,260             0.0%
                  Hamakyorex Co., Ltd.                                               6,100    127,949             0.0%
                  Hamamatsu Photonics K.K.                                           4,300    126,446             0.0%
                  Haneda Zenith Holdings Co., Ltd.                                   5,400     12,740             0.0%
                  Hankyu Hanshin Holdings, Inc.                                     33,400  1,103,316             0.1%
                  Hanwa Co., Ltd.                                                   50,000    354,520             0.0%
                  Happinet Corp.                                                     4,400     72,461             0.0%
                  Hard Off Corp. Co., Ltd.                                           3,100     29,527             0.0%
                  Harima Chemicals Group, Inc.                                       2,600     17,573             0.0%
#                 Harmonic Drive Systems, Inc.                                       3,600    113,139             0.0%
                  Haruyama Holdings, Inc.                                            2,200     19,136             0.0%
                  Haseko Corp.                                                      43,700    498,824             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Havix Corp.                                                           900 $   10,807             0.0%
#*                Hayashikane Sangyo Co., Ltd.                                        1,400     10,431             0.0%
                  Hazama Ando Corp.                                                  60,500    430,861             0.0%
#                 Hearts United Group Co., Ltd.                                       1,700     21,459             0.0%
                  Heiwa Corp.                                                        15,700    404,629             0.0%
                  Heiwa Real Estate Co., Ltd.                                        11,600    185,006             0.0%
                  Heiwado Co., Ltd.                                                   8,900    190,825             0.0%
                  HI-LEX Corp.                                                        4,700    116,095             0.0%
                  Hibino Corp.                                                          600     13,102             0.0%
                  Hibiya Engineering, Ltd.                                            5,400     79,601             0.0%
#                 Hiday Hidaka Corp.                                                  3,168     66,904             0.0%
                  Hikari Tsushin, Inc.                                                1,100    105,647             0.0%
                  Hino Motors, Ltd.                                                  47,800    599,760             0.1%
                  Hioki EE Corp.                                                      2,000     41,057             0.0%
                  Hirakawa Hewtech Corp.                                              3,000     34,834             0.0%
                  Hiramatsu, Inc.                                                     5,300     30,904             0.0%
                  Hirano Tecseed Co., Ltd.                                            5,000     59,378             0.0%
#                 Hirata Corp.                                                          700     55,215             0.0%
                  Hirose Electric Co., Ltd.                                           1,100    147,840             0.0%
                  Hiroshima Bank, Ltd. (The)                                         89,000    384,205             0.0%
                  Hiroshima Gas Co., Ltd.                                             9,300     29,534             0.0%
#                 HIS Co., Ltd.                                                      13,400    319,343             0.0%
                  Hisaka Works, Ltd.                                                  7,300     62,466             0.0%
                  Hisamitsu Pharmaceutical Co., Inc.                                  2,400    122,866             0.0%
                  Hitachi Capital Corp.                                              15,300    374,629             0.0%
                  Hitachi Chemical Co., Ltd.                                         19,400    555,599             0.1%
                  Hitachi Construction Machinery Co., Ltd.                           23,800    613,559             0.1%
                  Hitachi High-Technologies Corp.                                    12,400    494,997             0.0%
#                 Hitachi Kokusai Electric, Inc.                                     11,600    260,162             0.0%
                  Hitachi Maxell, Ltd.                                               10,100    199,589             0.0%
                  Hitachi Metals, Ltd.                                               35,700    499,954             0.0%
                  Hitachi Transport System, Ltd.                                     12,300    261,414             0.0%
                  Hitachi Zosen Corp.                                                51,800    300,832             0.0%
                  Hitachi, Ltd.                                                     498,000  2,751,135             0.2%
                  Hitachi, Ltd. ADR                                                   2,000    110,690             0.0%
                  Hito Communications, Inc.                                           2,200     34,036             0.0%
                  Hochiki Corp.                                                       5,800     74,768             0.0%
                  Hodogaya Chemical Co., Ltd.                                         1,700     52,692             0.0%
                  Hogy Medical Co., Ltd.                                              2,800    179,832             0.0%
                  Hokkaido Electric Power Co., Inc.                                  34,900    253,352             0.0%
                  Hokkaido Gas Co., Ltd.                                              6,000     14,586             0.0%
                  Hokko Chemical Industry Co., Ltd.                                   5,000     21,439             0.0%
                  Hokkoku Bank, Ltd. (The)                                           80,000    300,104             0.0%
                  Hokuetsu Bank, Ltd. (The)                                           6,600    161,799             0.0%
                  Hokuetsu Industries Co., Ltd.                                       6,000     52,425             0.0%
                  Hokuetsu Kishu Paper Co., Ltd.                                     38,900    271,260             0.0%
                  Hokuhoku Financial Group, Inc.                                     24,000    376,979             0.0%
                  Hokuriku Electric Industry Co., Ltd.                               14,000     16,715             0.0%
#                 Hokuriku Electric Power Co.                                        28,400    262,491             0.0%
                  Hokuriku Electrical Construction Co., Ltd.                          3,500     27,185             0.0%
                  Hokuto Corp.                                                        5,100     95,696             0.0%
                  Honda Motor Co., Ltd.                                             104,700  3,047,362             0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Honda Motor Co., Ltd. Sponsored ADR                                10,600 $  308,460             0.0%
                  Honda Tsushin Kogyo Co., Ltd.                                       1,400     18,330             0.0%
                  Honeys Holdings Co., Ltd.                                           4,900     49,358             0.0%
                  Hoosiers Holdings                                                  10,700     61,628             0.0%
                  Horiba, Ltd.                                                        7,400    436,278             0.0%
                  Hoshizaki Corp.                                                     2,200    183,552             0.0%
                  Hosiden Corp.                                                      19,200    211,515             0.0%
                  Hosokawa Micron Corp.                                               2,000     73,524             0.0%
                  House Foods Group, Inc.                                            13,200    293,842             0.0%
#                 Howa Machinery, Ltd.                                                6,900     45,951             0.0%
                  Hoya Corp.                                                          7,500    358,446             0.0%
                  Hulic Co., Ltd.                                                     9,100     85,820             0.0%
                  Hyakugo Bank, Ltd. (The)                                           71,000    286,788             0.0%
                  Hyakujushi Bank, Ltd. (The)                                        80,000    265,065             0.0%
#                 I K K, Inc.                                                         2,500     17,023             0.0%
                  I-Net Corp.                                                         3,910     44,674             0.0%
                  I-O Data Device, Inc.                                               1,800     18,462             0.0%
                  Ibiden Co., Ltd.                                                   32,200    566,803             0.1%
                  IBJ Leasing Co., Ltd.                                              10,000    217,491             0.0%
                  IBJ, Inc.                                                           3,200     16,723             0.0%
                  Ichibanya Co., Ltd.                                                 2,098     67,679             0.0%
#                 Ichigo, Inc.                                                       43,300    125,894             0.0%
                  Ichiken Co., Ltd.                                                   7,000     26,425             0.0%
                  Ichikoh Industries, Ltd.                                           23,000    119,909             0.0%
                  Ichimasa Kamaboko Co., Ltd.                                         1,400     15,769             0.0%
                  Ichinen Holdings Co., Ltd.                                          4,900     52,113             0.0%
                  Ichiyoshi Securities Co., Ltd.                                      8,600     68,543             0.0%
                  Icom, Inc.                                                          2,700     61,765             0.0%
                  Idec Corp.                                                          3,600     39,597             0.0%
                  Idemitsu Kosan Co., Ltd.                                           17,200    549,917             0.1%
#                 IDOM, Inc.                                                         22,900    120,132             0.0%
*                 Ihara Chemical Industry Co., Ltd.                                   5,900     53,430             0.0%
                  Ihara Science Corp.                                                   600      7,916             0.0%
*                 IHI Corp.                                                         304,000  1,029,463             0.1%
                  Iida Group Holdings Co., Ltd.                                      19,400    308,960             0.0%
                  Iino Kaiun Kaisha, Ltd.                                            32,700    135,025             0.0%
#                 Ikegami Tsushinki Co., Ltd.                                        31,000     40,885             0.0%
#                 Imagica Robot Holdings, Inc.                                        7,200     44,635             0.0%
                  Imasen Electric Industrial                                          3,800     35,967             0.0%
                  Inaba Denki Sangyo Co., Ltd.                                        7,800    283,652             0.0%
                  Inaba Seisakusho Co., Ltd.                                          2,100     25,673             0.0%
                  Inabata & Co., Ltd.                                                14,100    174,236             0.0%
                  Inageya Co., Ltd.                                                   5,100     73,159             0.0%
                  Ines Corp.                                                          1,800     16,824             0.0%
                  Infocom Corp.                                                       6,600    115,513             0.0%
                  Infomart Corp.                                                     13,400     80,452             0.0%
                  Information Development Co.                                         3,000     31,369             0.0%
                  Information Services International-Dentsu, Ltd.                     4,900    107,613             0.0%
                  Innotech Corp.                                                      8,200     47,581             0.0%
                  Inpex Corp.                                                        88,200    845,170             0.1%
                  Intage Holdings, Inc.                                               4,800     89,966             0.0%
                  Internet Initiative Japan, Inc.                                    10,500    192,071             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Inui Global Logistics Co., Ltd.                                     5,100 $   41,721             0.0%
                  Iriso Electronics Co., Ltd.                                         2,900    183,515             0.0%
                  Iseki & Co., Ltd.                                                  66,000    135,685             0.0%
                  Isetan Mitsukoshi Holdings, Ltd.                                   40,600    443,644             0.0%
*                 Ishihara Sangyo Kaisha, Ltd.                                       13,100    128,271             0.0%
#                 Istyle, Inc.                                                        5,200     42,059             0.0%
                  Isuzu Motors, Ltd.                                                 87,000  1,182,511             0.1%
*                 Itfor, Inc.                                                         5,200     29,398             0.0%
#                 Ito En, Ltd.                                                       11,100    402,496             0.0%
                  ITOCHU Corp.                                                       63,100    892,863             0.1%
                  Itochu Enex Co., Ltd.                                              16,500    137,553             0.0%
                  Itochu Techno-Solutions Corp.                                       6,100    177,601             0.0%
                  Itochu-Shokuhin Co., Ltd.                                           1,200     50,202             0.0%
                  Itoham Yonekyu Holdings, Inc.                                      18,000    166,359             0.0%
                  Itoki Corp.                                                        15,400     97,604             0.0%
#                 Ivy Cosmetics Corp.                                                   300     22,047             0.0%
                  IwaiCosmo Holdings, Inc.                                            7,900     75,784             0.0%
                  Iwaki & Co., Ltd.                                                   6,000     15,944             0.0%
                  Iwasaki Electric Co., Ltd.                                         17,000     25,158             0.0%
                  Iwatani Corp.                                                      63,000    371,472             0.0%
                  Iwatsu Electric Co., Ltd.                                          26,000     19,139             0.0%
                  Iyo Bank, Ltd. (The)                                               61,900    439,685             0.0%
                  Izumi Co., Ltd.                                                     5,200    260,076             0.0%
                  J Front Retailing Co., Ltd.                                        47,900    690,478             0.1%
#                 J Trust Co., Ltd.                                                  20,300    157,643             0.0%
                  J-Oil Mills, Inc.                                                   3,600    139,805             0.0%
                  JAC Recruitment Co., Ltd.                                           4,600     70,550             0.0%
                  Jaccs Co., Ltd.                                                    46,000    197,411             0.0%
                  Jafco Co., Ltd.                                                    10,500    374,011             0.0%
#                 Jalux, Inc.                                                         2,200     50,630             0.0%
#                 Jamco Corp.                                                         3,900     91,010             0.0%
#                 Janome Sewing Machine Co., Ltd.                                     7,000     48,781             0.0%
#                 Japan Airport Terminal Co., Ltd.                                    2,600     90,313             0.0%
                  Japan Asia Group, Ltd.                                              8,500     29,048             0.0%
*                 Japan Asia Investment Co., Ltd.                                     3,800     13,601             0.0%
*                 Japan Asset Marketing Co., Ltd.                                    50,200     60,406             0.0%
                  Japan Aviation Electronics Industry, Ltd.                          18,000    246,211             0.0%
#                 Japan Cash Machine Co., Ltd.                                        3,500     40,622             0.0%
#*                Japan Display, Inc.                                               115,000    259,962             0.0%
#*                Japan Drilling Co., Ltd.                                            2,700     51,697             0.0%
                  Japan Exchange Group, Inc.                                         29,500    413,642             0.0%
                  Japan Foundation Engineering Co., Ltd.                              8,700     27,070             0.0%
                  Japan Lifeline Co., Ltd.                                            4,900     98,349             0.0%
#                 Japan Material Co., Ltd.                                            4,000     65,547             0.0%
                  Japan Medical Dynamic Marketing, Inc.                               7,100     48,897             0.0%
                  Japan Petroleum Exploration Co., Ltd.                               5,500    120,252             0.0%
                  Japan Property Management Center Co., Ltd.                          3,600     42,438             0.0%
                  Japan Pulp & Paper Co., Ltd.                                       24,000     83,375             0.0%
                  Japan Radio Co., Ltd.                                               3,600     46,614             0.0%
                  Japan Securities Finance Co., Ltd.                                 29,900    157,326             0.0%
                  Japan Steel Works, Ltd. (The)                                      21,300    341,955             0.0%
                  Japan Tobacco, Inc.                                                23,900    795,290             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Japan Transcity Corp.                                               6,000 $   25,352             0.0%
                  Japan Wool Textile Co., Ltd. (The)                                 16,100    126,277             0.0%
                  Jastec Co., Ltd.                                                    2,800     31,002             0.0%
                  JBCC Holdings, Inc.                                                 6,700     48,694             0.0%
                  JCU Corp.                                                           3,800    113,442             0.0%
                  Jeol, Ltd.                                                         32,000    157,538             0.0%
                  JFE Holdings, Inc.                                                 52,300    892,060             0.1%
                  JGC Corp.                                                          20,000    349,241             0.0%
#*                JIG-SAW, Inc.                                                         400     22,230             0.0%
                  Jimoto Holdings, Inc.                                              39,700     70,555             0.0%
                  JINS, Inc.                                                          1,900    102,250             0.0%
                  JK Holdings Co., Ltd.                                               4,900     29,238             0.0%
                  JMS Co., Ltd.                                                       9,000     26,716             0.0%
                  Joban Kosan Co., Ltd.                                               1,000     15,685             0.0%
                  Joshin Denki Co., Ltd.                                              2,000     21,301             0.0%
#                 Joyful Honda Co., Ltd.                                              6,800    224,974             0.0%
#                 JP-Holdings, Inc.                                                  15,500     42,293             0.0%
                  JSP Corp.                                                           4,700    109,636             0.0%
                  JSR Corp.                                                          29,700    542,785             0.1%
                  JTEKT Corp.                                                        44,700    705,096             0.1%
                  Juki Corp.                                                         12,700    145,937             0.0%
                  Juroku Bank, Ltd. (The)                                            99,000    314,551             0.0%
                  Justsystems Corp.                                                   6,400     76,821             0.0%
                  JVC Kenwood Corp.                                                  44,800    119,419             0.0%
                  JXTG Holdings, Inc.                                               399,500  1,802,557             0.1%
                  K&O Energy Group, Inc.                                              4,200     65,186             0.0%
#                 K's Holdings Corp.                                                 16,200    311,631             0.0%
                  kabu.com Securities Co., Ltd.                                      37,400    118,179             0.0%
*                 Kadokawa Dwango                                                    10,400    143,828             0.0%
                  Kaga Electronics Co., Ltd.                                          6,700    123,978             0.0%
                  Kagome Co., Ltd.                                                    5,600    152,581             0.0%
                  Kajima Corp.                                                      142,000    964,211             0.1%
                  Kakaku.com, Inc.                                                   17,800    256,879             0.0%
                  Kaken Pharmaceutical Co., Ltd.                                      4,200    249,453             0.0%
                  Kakiyasu Honten Co., Ltd.                                             700     12,050             0.0%
                  Kameda Seika Co., Ltd.                                              3,800    172,782             0.0%
                  Kamei Corp.                                                         6,600     72,729             0.0%
                  Kamigumi Co., Ltd.                                                 42,000    381,661             0.0%
                  Kanaden Corp.                                                       4,400     42,622             0.0%
                  Kanagawa Chuo Kotsu Co., Ltd.                                       5,000     32,030             0.0%
                  Kanamoto Co., Ltd.                                                  7,800    211,483             0.0%
                  Kandenko Co., Ltd.                                                 34,000    337,969             0.0%
                  Kaneka Corp.                                                       76,000    599,247             0.1%
                  Kaneko Seeds Co., Ltd.                                              3,200     41,040             0.0%
                  Kanematsu Corp.                                                   129,000    262,854             0.0%
                  Kanematsu Electronics, Ltd.                                         2,400     64,514             0.0%
                  Kansai Electric Power Co., Inc. (The)                              26,500    358,126             0.0%
                  Kansai Paint Co., Ltd.                                              7,000    154,954             0.0%
#                 Kansai Super Market, Ltd.                                           3,900     54,914             0.0%
                  Kansai Urban Banking Corp.                                         10,700    133,319             0.0%
                  Kanto Denka Kogyo Co., Ltd.                                        18,000    158,293             0.0%
                  Kao Corp.                                                          11,000    607,020             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
#*                Kappa Create Co., Ltd.                                              5,000 $   56,886             0.0%
                  Kasai Kogyo Co., Ltd.                                               8,900    110,517             0.0%
                  Katakura Industries Co., Ltd.                                       7,600     93,278             0.0%
                  Kato Sangyo Co., Ltd.                                               5,900    144,705             0.0%
#                 Kato Works Co., Ltd.                                                1,600     41,590             0.0%
#                 KAWADA TECHNOLOGIES, Inc.                                           1,200     77,680             0.0%
                  Kawagishi Bridge Works Co., Ltd.                                    3,000     24,896             0.0%
                  Kawai Musical Instruments Manufacturing Co., Ltd.                   2,200     46,072             0.0%
                  Kawasaki Heavy Industries, Ltd.                                   214,000    647,908             0.1%
#*                Kawasaki Kisen Kaisha, Ltd.                                       211,740    556,733             0.1%
                  Kawasumi Laboratories, Inc.                                         3,600     22,888             0.0%
                  KDDI Corp.                                                         67,100  1,779,093             0.1%
                  Keihan Holdings Co., Ltd.                                          89,000    559,908             0.1%
                  Keihanshin Building Co., Ltd.                                      11,100     63,535             0.0%
                  Keihin Corp.                                                       12,600    198,260             0.0%
                  Keikyu Corp.                                                       19,000    218,098             0.0%
                  Keio Corp.                                                         22,000    176,186             0.0%
                  Keisei Electric Railway Co., Ltd.                                   8,999    214,169             0.0%
                  Keiyo Bank, Ltd. (The)                                             68,000    296,201             0.0%
                  Keiyo Co., Ltd.                                                    10,800     64,234             0.0%
                  Kenedix, Inc.                                                      46,500    214,536             0.0%
#                 Kenko Mayonnaise Co., Ltd.                                          4,700    118,744             0.0%
                  Kewpie Corp.                                                       11,900    302,797             0.0%
                  Key Coffee, Inc.                                                    2,900     57,382             0.0%
                  Keyence Corp.                                                       1,000    402,014             0.0%
#                 KFC Holdings Japan, Ltd.                                            5,000     87,293             0.0%
                  KFC, Ltd.                                                             700     14,136             0.0%
                  Ki-Star Real Estate Co., Ltd.                                       2,400     35,089             0.0%
                  Kikkoman Corp.                                                      3,000     92,327             0.0%
                  Kimoto Co., Ltd.                                                    9,700     18,963             0.0%
                  Kinden Corp.                                                       27,600    417,562             0.0%
                  King Jim Co., Ltd.                                                  4,200     33,502             0.0%
#*                Kinki Sharyo Co., Ltd. (The)                                          600     13,309             0.0%
*                 Kintetsu Department Store Co., Ltd.                                 8,000     25,115             0.0%
                  Kintetsu Group Holdings Co., Ltd.                                  66,000    241,018             0.0%
                  Kintetsu World Express, Inc.                                        9,200    142,620             0.0%
                  Kirin Holdings Co., Ltd.                                           29,000    564,564             0.1%
                  Kissei Pharmaceutical Co., Ltd.                                     8,400    219,198             0.0%
                  Kita-Nippon Bank, Ltd. (The)                                        1,500     43,294             0.0%
                  Kitagawa Iron Works Co., Ltd.                                       3,200     61,806             0.0%
                  Kitano Construction Corp.                                          10,000     27,072             0.0%
#                 Kito Corp.                                                          7,600     79,313             0.0%
                  Kitz Corp.                                                         22,900    160,353             0.0%
                  Kiyo Bank, Ltd. (The)                                              19,900    310,861             0.0%
#*                KLab, Inc.                                                         16,600    121,006             0.0%
*                 KNT-CT Holdings Co., Ltd.                                          33,000     41,764             0.0%
                  Koa Corp.                                                          11,700    198,309             0.0%
                  Koatsu Gas Kogyo Co., Ltd.                                          6,000     39,802             0.0%
                  Kobayashi Pharmaceutical Co., Ltd.                                  2,400    125,901             0.0%
                  Kobe Bussan Co., Ltd.                                               2,400     88,350             0.0%
*                 Kobe Electric Railway Co., Ltd.                                    11,000     37,598             0.0%
*                 Kobe Steel, Ltd.                                                   65,300    580,128             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Kohnan Shoji Co., Ltd.                                              2,200 $   42,454             0.0%
                  Kohsoku Corp.                                                       3,600     35,564             0.0%
                  Koito Manufacturing Co., Ltd.                                       4,000    206,692             0.0%
*                 Kojima Co., Ltd.                                                    4,900     12,965             0.0%
                  Kokusai Co., Ltd.                                                   1,000      7,585             0.0%
                  Kokuyo Co., Ltd.                                                   28,200    366,214             0.0%
                  KOMAIHALTEC, Inc.                                                     800     15,001             0.0%
                  Komatsu Seiren Co., Ltd.                                            9,900     62,045             0.0%
                  Komatsu Wall Industry Co., Ltd.                                     2,000     36,683             0.0%
                  Komatsu, Ltd.                                                      41,600  1,111,615             0.1%
                  Komehyo Co., Ltd.                                                   3,200     30,402             0.0%
                  Komeri Co., Ltd.                                                    9,100    223,408             0.0%
                  Komori Corp.                                                       14,300    188,992             0.0%
                  Konaka Co., Ltd.                                                    5,800     31,008             0.0%
#                 Konami Holdings Corp.                                              10,500    437,087             0.0%
                  Kondotec, Inc.                                                      1,700     14,037             0.0%
                  Konica Minolta, Inc.                                               78,200    692,275             0.1%
                  Konishi Co., Ltd.                                                   9,300    118,758             0.0%
                  Konoike Transport Co., Ltd.                                         9,600    130,497             0.0%
                  Konoshima Chemical Co., Ltd.                                        3,900     67,178             0.0%
                  Kose Corp.                                                          1,800    171,009             0.0%
#                 Kosei Securities Co., Ltd. (The)                                   14,000     20,356             0.0%
                  Koshidaka Holdings Co., Ltd.                                        1,200     29,613             0.0%
#                 Kotobuki Spirits Co., Ltd.                                          3,900    105,057             0.0%
#                 Kourakuen Holdings Corp.                                            2,000     32,110             0.0%
                  Krosaki Harima Corp.                                               16,000     62,162             0.0%
                  KRS Corp.                                                           1,900     42,935             0.0%
                  Kubota Corp.                                                       18,000    283,550             0.0%
                  Kubota Corp. Sponsored ADR                                          1,000     78,590             0.0%
                  Kumagai Gumi Co., Ltd.                                            140,000    376,647             0.0%
#                 Kumiai Chemical Industry Co., Ltd.                                  7,200     41,547             0.0%
#                 Kura Corp.                                                          2,600    107,040             0.0%
                  Kurabo Industries, Ltd.                                            62,000    138,422             0.0%
                  Kuraray Co., Ltd.                                                  64,700  1,044,201             0.1%
                  Kureha Corp.                                                        4,700    208,321             0.0%
                  Kurimoto, Ltd.                                                      4,400     86,784             0.0%
                  Kurita Water Industries, Ltd.                                      16,900    436,406             0.0%
                  Kuriyama Holdings Corp.                                             3,200     47,616             0.0%
                  Kuroda Electric Co., Ltd.                                          10,400    216,963             0.0%
                  Kusuri no Aoki Holdings Co., Ltd.                                   2,500    108,001             0.0%
                  KYB Corp.                                                          57,000    281,548             0.0%
                  Kyocera Corp.                                                      17,500    991,114             0.1%
                  Kyocera Corp. Sponsored ADR                                         1,500     85,395             0.0%
                  Kyodo Printing Co., Ltd.                                           19,000     62,938             0.0%
                  Kyoei Steel, Ltd.                                                   6,900    111,565             0.0%
                  Kyokuto Boeki Kaisha, Ltd.                                         11,000     24,276             0.0%
                  Kyokuto Kaihatsu Kogyo Co., Ltd.                                   10,500    173,313             0.0%
                  Kyokuto Securities Co., Ltd.                                        8,200    122,249             0.0%
#                 Kyokuyo Co., Ltd.                                                   3,500     92,144             0.0%
                  KYORIN Holdings, Inc.                                               8,000    167,594             0.0%
                  Kyoritsu Maintenance Co., Ltd.                                      8,520    248,949             0.0%
                  Kyoritsu Printing Co., Ltd.                                         7,200     22,224             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Kyosan Electric Manufacturing Co., Ltd.                             8,000 $   32,577             0.0%
                  Kyowa Electronics Instruments Co., Ltd.                             2,900     12,153             0.0%
                  Kyowa Exeo Corp.                                                   19,800    299,156             0.0%
                  Kyowa Hakko Kirin Co., Ltd.                                        21,500    369,391             0.0%
                  Kyowa Leather Cloth Co., Ltd.                                       3,500     27,773             0.0%
                  Kyudenko Corp.                                                     12,200    349,600             0.0%
                  Kyushu Electric Power Co., Inc.                                    16,200    174,747             0.0%
                  Kyushu Financial Group, Inc.                                       68,699    428,346             0.0%
                  LAC Co., Ltd.                                                       2,900     31,415             0.0%
#*                Laox Co., Ltd.                                                     10,000     47,934             0.0%
                  Lasertec Corp.                                                     13,000    169,355             0.0%
                  Lawson, Inc.                                                        1,100     72,984             0.0%
#                 LEC, Inc.                                                           2,600     51,935             0.0%
                  Leopalace21 Corp.                                                  81,600    433,733             0.0%
                  Life Corp.                                                          2,600     69,179             0.0%
#                 Lifull Co., Ltd.                                                   11,000     77,201             0.0%
                  Linical Co., Ltd.                                                   2,800     34,818             0.0%
                  Lintec Corp.                                                       14,200    313,091             0.0%
                  Lion Corp.                                                         17,000    307,190             0.0%
                  LIXIL Group Corp.                                                  34,000    849,755             0.1%
#                 Look, Inc.                                                          7,000     12,880             0.0%
#*                M&A Capital Partners Co., Ltd.                                      1,200     53,762             0.0%
                  M3, Inc.                                                           11,200    286,318             0.0%
                  Mabuchi Motor Co., Ltd.                                             2,900    163,706             0.0%
                  Macnica Fuji Electronics Holdings, Inc.                            11,599    164,716             0.0%
                  Maeda Corp.                                                        30,000    275,886             0.0%
                  Maeda Kosen Co., Ltd.                                               5,900     77,533             0.0%
                  Maeda Road Construction Co., Ltd.                                  18,000    331,911             0.0%
                  Maezawa Kasei Industries Co., Ltd.                                  3,200     34,012             0.0%
                  Maezawa Kyuso Industries Co., Ltd.                                  2,300     32,164             0.0%
                  Makino Milling Machine Co., Ltd.                                   26,000    231,629             0.0%
                  Makita Corp.                                                        5,800    206,942             0.0%
                  Makita Corp. Sponsored ADR                                            600     21,474             0.0%
                  Mamezou Holdings Co., Ltd.                                          3,900     30,600             0.0%
                  Mandom Corp.                                                        3,100    147,148             0.0%
                  Mani, Inc.                                                          3,400     87,952             0.0%
                  Mars Engineering Corp.                                              2,900     59,770             0.0%
                  Marubeni Corp.                                                    167,100  1,029,960             0.1%
                  Marubun Corp.                                                       4,100     25,719             0.0%
                  Marudai Food Co., Ltd.                                             38,000    173,970             0.0%
                  Maruha Nichiro Corp.                                               15,100    431,891             0.0%
                  Marui Group Co., Ltd.                                              26,100    357,449             0.0%
                  Maruichi Steel Tube, Ltd.                                           8,900    252,379             0.0%
                  Maruka Machinery Co., Ltd.                                          1,300     21,256             0.0%
#                 Marusan Securities Co., Ltd.                                        7,700     60,551             0.0%
                  Maruwa Co., Ltd.                                                    2,000     71,424             0.0%
#                 Maruwa Unyu Kikan Co., Ltd.                                         2,200     51,531             0.0%
                  Maruyama Manufacturing Co., Inc.                                      900     14,405             0.0%
                  Maruzen Showa Unyu Co., Ltd.                                       17,000     66,952             0.0%
#                 Marvelous, Inc.                                                     9,500     78,865             0.0%
                  Matsuda Sangyo Co., Ltd.                                            4,300     57,601             0.0%
                  Matsui Construction Co., Ltd.                                       6,100     52,467             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
#                 Matsui Securities Co., Ltd.                                        12,100 $   98,634             0.0%
                  Matsumotokiyoshi Holdings Co., Ltd.                                 4,000    200,612             0.0%
#                 Matsuya Co., Ltd.                                                  10,500     88,694             0.0%
                  Matsuya Foods Co., Ltd.                                             2,600     98,288             0.0%
                  Max Co., Ltd.                                                       8,000    117,038             0.0%
                  Maxvalu Tokai Co., Ltd.                                             1,400     23,992             0.0%
                  Mazda Motor Corp.                                                 112,200  1,657,449             0.1%
                  McDonald's Holdings Co. Japan, Ltd.                                 2,800     86,298             0.0%
                  MCJ Co., Ltd.                                                      10,400    119,941             0.0%
                  Mebuki Financial Group, Inc.                                      156,490    614,041             0.1%
#                 MEC Co., Ltd.                                                       4,400     47,217             0.0%
                  Medical System Network Co., Ltd.                                    8,000     34,810             0.0%
                  Medipal Holdings Corp.                                             30,200    500,353             0.0%
#*                Megachips Corp.                                                     4,800    126,530             0.0%
*                 Meganesuper Co., Ltd.                                              36,500     21,624             0.0%
                  Megmilk Snow Brand Co., Ltd.                                       14,400    429,750             0.0%
                  Meidensha Corp.                                                    52,000    190,124             0.0%
                  MEIJI Holdings Co., Ltd.                                            3,400    289,016             0.0%
*                 Meiko Electronics Co., Ltd.                                        10,000     77,392             0.0%
                  Meiko Network Japan Co., Ltd.                                       7,300     95,143             0.0%
                  Meisei Industrial Co., Ltd.                                        10,200     58,006             0.0%
                  Meitec Corp.                                                        4,300    185,860             0.0%
                  Meito Sangyo Co., Ltd.                                                900     12,075             0.0%
                  Meiwa Corp.                                                         6,600     24,519             0.0%
#                 Meiwa Estate Co., Ltd.                                              6,200     39,943             0.0%
                  Melco Holdings, Inc.                                                3,000     84,924             0.0%
                  Menicon Co., Ltd.                                                   3,500    109,145             0.0%
                  METAWATER Co., Ltd.                                                 2,800     73,060             0.0%
                  Michinoku Bank, Ltd. (The)                                         47,000     78,971             0.0%
#                 Micronics Japan Co., Ltd.                                          13,700    119,057             0.0%
                  Mie Bank, Ltd. (The)                                                3,800     79,234             0.0%
                  Mie Kotsu Group Holdings, Inc.                                     12,900     43,403             0.0%
                  Milbon Co., Ltd.                                                    2,000     96,727             0.0%
                  Mimaki Engineering Co., Ltd.                                        6,000     35,333             0.0%
                  Mimasu Semiconductor Industry Co., Ltd.                             3,900     60,409             0.0%
                  Minato Bank, Ltd. (The)                                             6,800    129,008             0.0%
                  Minebea Mitsumi, Inc.                                              74,661  1,080,112             0.1%
                  Ministop Co., Ltd.                                                  5,400    103,216             0.0%
                  Miraca Holdings, Inc.                                              12,000    553,274             0.1%
                  Mirait Holdings Corp.                                              16,500    171,492             0.0%
                  Miroku Jyoho Service Co., Ltd.                                      4,600     87,186             0.0%
                  Misawa Homes Co., Ltd.                                             10,300     95,222             0.0%
                  MISUMI Group, Inc.                                                 16,500    312,593             0.0%
                  Mitani Corp.                                                        1,400     43,662             0.0%
                  Mitani Sekisan Co., Ltd.                                              400      9,653             0.0%
                  Mito Securities Co., Ltd.                                          14,300     37,750             0.0%
                  Mitsuba Corp.                                                      10,900    206,487             0.0%
                  Mitsubishi Chemical Holdings Corp.                                293,600  2,298,062             0.1%
                  Mitsubishi Corp.                                                   82,100  1,771,724             0.1%
                  Mitsubishi Electric Corp.                                         112,000  1,563,119             0.1%
                  Mitsubishi Estate Co., Ltd.                                        18,000    344,660             0.0%
                  Mitsubishi Gas Chemical Co., Inc.                                  39,500    844,634             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
JAPAN -- (Continued)
                  Mitsubishi Heavy Industries, Ltd.                                   324,000 $1,298,225             0.1%
                  Mitsubishi Kakoki Kaisha, Ltd.                                       13,000     25,193             0.0%
                  Mitsubishi Logistics Corp.                                           24,000    310,501             0.0%
                  Mitsubishi Materials Corp.                                           30,300    902,236             0.1%
#                 Mitsubishi Motors Corp.                                             134,800    863,332             0.1%
                  Mitsubishi Nichiyu Forklift Co., Ltd.                                11,800     72,153             0.0%
*                 Mitsubishi Paper Mills, Ltd.                                          7,300     50,266             0.0%
                  Mitsubishi Pencil Co., Ltd.                                           2,900    160,778             0.0%
                  Mitsubishi Research Institute, Inc.                                   2,400     69,534             0.0%
                  Mitsubishi Shokuhin Co., Ltd.                                         3,900    124,730             0.0%
                  Mitsubishi Steel Manufacturing Co., Ltd.                             39,000     81,556             0.0%
                  Mitsubishi Tanabe Pharma Corp.                                       12,100    245,785             0.0%
                  Mitsubishi UFJ Financial Group, Inc.                                600,200  3,803,223             0.2%
                  Mitsubishi UFJ Financial Group, Inc. Sponsored ADR                   47,200    299,248             0.0%
                  Mitsubishi UFJ Lease & Finance Co., Ltd.                            148,000    773,428             0.1%
                  Mitsuboshi Belting, Ltd.                                             12,000    115,009             0.0%
                  Mitsui & Co., Ltd.                                                   83,900  1,184,718             0.1%
                  Mitsui & Co., Ltd. Sponsored ADR                                        400    113,236             0.0%
                  Mitsui Chemicals, Inc.                                              166,000    849,371             0.1%
                  Mitsui Engineering & Shipbuilding Co., Ltd.                         212,000    325,443             0.0%
                  Mitsui Fudosan Co., Ltd.                                             24,000    528,054             0.1%
                  Mitsui High-Tec, Inc.                                                 9,600     90,985             0.0%
                  Mitsui Home Co., Ltd.                                                 5,000     30,253             0.0%
                  Mitsui Matsushima Co., Ltd.                                           3,800     48,456             0.0%
                  Mitsui Mining & Smelting Co., Ltd.                                  161,000    543,238             0.1%
                  Mitsui OSK Lines, Ltd.                                              245,000    750,094             0.1%
                  Mitsui Sugar Co., Ltd.                                                4,800    118,341             0.0%
                  Mitsui-Soko Holdings Co., Ltd.                                       30,000     88,304             0.0%
                  Mitsuuroko Group Holdings Co., Ltd.                                   7,000     44,211             0.0%
                  Miura Co., Ltd.                                                       2,600     43,565             0.0%
                  Mixi, Inc.                                                              500     27,737             0.0%
                  Miyaji Engineering Group, Inc.                                       17,000     32,742             0.0%
                  Miyazaki Bank, Ltd. (The)                                            50,000    153,619             0.0%
                  Miyoshi Oil & Fat Co., Ltd.                                          14,000     17,327             0.0%
                  Mizuho Financial Group, Inc.                                      1,246,300  2,278,148             0.1%
                  Mizuno Corp.                                                         29,000    149,940             0.0%
                  Mochida Pharmaceutical Co., Ltd.                                      2,400    181,105             0.0%
                  Modec, Inc.                                                           7,400    155,772             0.0%
                  Monex Group, Inc.                                                    65,000    162,758             0.0%
                  Monogatari Corp. (The)                                                3,400    152,836             0.0%
                  MonotaRO Co., Ltd.                                                    8,100    263,627             0.0%
                  MORESCO Corp.                                                         1,600     26,785             0.0%
                  Morinaga & Co., Ltd.                                                  7,200    340,240             0.0%
                  Morinaga Milk Industry Co., Ltd.                                     60,000    474,307             0.0%
                  Morita Holdings Corp.                                                 8,000    116,944             0.0%
#                 Morito Co., Ltd.                                                      7,000     56,896             0.0%
                  Morozoff, Ltd.                                                        5,000     25,860             0.0%
#*                Morpho, Inc.                                                            800     32,491             0.0%
                  Mory Industries, Inc.                                                 1,400     28,088             0.0%
                  Mr Max Corp.                                                          5,200     21,727             0.0%
                  MS&AD Insurance Group Holdings, Inc.                                 33,900  1,105,278             0.1%
                  MTI, Ltd.                                                            16,600     94,631             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Mugen Estate Co., Ltd.                                              4,400 $   32,660             0.0%
                  Murata Manufacturing Co., Ltd.                                      5,924    795,744             0.1%
                  Musashi Seimitsu Industry Co., Ltd.                                 7,400    181,764             0.0%
                  Musashino Bank, Ltd. (The)                                          9,200    267,700             0.0%
                  Mutoh Holdings Co., Ltd.                                            9,000     18,965             0.0%
#                 N Field Co., Ltd.                                                   2,200     26,403             0.0%
                  Nabtesco Corp.                                                     17,100    484,791             0.0%
#                 Nachi-Fujikoshi Corp.                                              50,000    266,610             0.0%
                  Nagase & Co., Ltd.                                                 32,100    465,477             0.0%
                  Nagatanien Holdings Co., Ltd.                                       4,000     50,730             0.0%
                  Nagawa Co., Ltd.                                                    1,400     48,771             0.0%
                  Nagoya Railroad Co., Ltd.                                          61,000    280,226             0.0%
                  Naigai Trans Line, Ltd.                                             1,500     15,079             0.0%
                  Nakabayashi Co., Ltd.                                              12,000     28,635             0.0%
                  Nakanishi, Inc.                                                     3,300    129,851             0.0%
                  Nakano Corp.                                                        6,200     36,322             0.0%
                  Nakayama Steel Works, Ltd.                                         10,100     63,847             0.0%
                  Namura Shipbuilding Co., Ltd.                                      14,100     91,095             0.0%
                  Nankai Electric Railway Co., Ltd.                                  52,000    255,728             0.0%
                  Nanto Bank, Ltd. (The)                                              7,500    283,815             0.0%
#                 Natori Co., Ltd.                                                    2,500     42,059             0.0%
                  NEC Capital Solutions, Ltd.                                         2,400     38,770             0.0%
                  NEC Corp.                                                         514,000  1,278,051             0.1%
                  NEC Networks & System Integration Corp.                             6,400    133,789             0.0%
                  NET One Systems Co., Ltd.                                          27,100    247,269             0.0%
                  Neturen Co., Ltd.                                                   9,100     75,162             0.0%
                  Nexon Co., Ltd.                                                     7,200    122,539             0.0%
#                 Nexyz Group Corp.                                                   2,200     29,529             0.0%
                  NGK Insulators, Ltd.                                               18,700    400,109             0.0%
                  NGK Spark Plug Co., Ltd.                                           38,700    839,302             0.1%
                  NH Foods, Ltd.                                                     22,000    627,065             0.1%
                  NHK Spring Co., Ltd.                                               53,800    600,994             0.1%
                  Nice Holdings, Inc.                                                24,000     33,395             0.0%
#                 Nichi-iko Pharmaceutical Co., Ltd.                                  9,300    144,372             0.0%
                  Nichias Corp.                                                      35,000    357,273             0.0%
                  Nichiban Co., Ltd.                                                  8,000     62,281             0.0%
                  Nichicon Corp.                                                     16,100    153,136             0.0%
                  Nichiden Corp.                                                        600     18,414             0.0%
                  Nichiha Corp.                                                       8,100    254,095             0.0%
                  NichiiGakkan Co., Ltd.                                              6,900     52,318             0.0%
                  Nichirei Corp.                                                     26,600    662,143             0.1%
                  Nichireki Co., Ltd.                                                 7,000     60,513             0.0%
                  Nichirin Co., Ltd.                                                  2,600     48,501             0.0%
                  Nidec Corp.                                                         4,100    376,191             0.0%
                  Nifco, Inc.                                                         7,700    384,512             0.0%
                  Nihon Chouzai Co., Ltd.                                             2,500     87,620             0.0%
                  Nihon Dempa Kogyo Co., Ltd.                                         5,400     39,065             0.0%
                  Nihon Dengi Co., Ltd.                                               1,400     30,194             0.0%
#                 Nihon Eslead Corp.                                                  2,000     26,630             0.0%
                  Nihon House Holdings Co., Ltd.                                     14,000     59,421             0.0%
#                 Nihon Kagaku Sangyo Co., Ltd.                                       4,300     53,755             0.0%
                  Nihon Kohden Corp.                                                 11,200    253,644             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
JAPAN -- (Continued)
#                 Nihon M&A Center, Inc.                                              7,200 $245,900             0.0%
                  Nihon Nohyaku Co., Ltd.                                            18,800  120,640             0.0%
                  Nihon Parkerizing Co., Ltd.                                        19,200  246,460             0.0%
#                 Nihon Plast Co., Ltd.                                               4,100   50,361             0.0%
                  Nihon Tokushu Toryo Co., Ltd.                                       3,500   53,361             0.0%
#                 Nihon Trim Co., Ltd.                                                1,100   36,768             0.0%
                  Nihon Unisys, Ltd.                                                 14,900  208,899             0.0%
                  Nihon Yamamura Glass Co., Ltd.                                     27,000   45,334             0.0%
                  Nikkiso Co., Ltd.                                                  15,900  162,371             0.0%
                  Nikko Co., Ltd.                                                     1,600   28,760             0.0%
                  Nikkon Holdings Co., Ltd.                                          17,200  359,635             0.0%
                  Nikon Corp.                                                        27,900  398,284             0.0%
                  Nintendo Co., Ltd.                                                  1,100  278,372             0.0%
                  Nippi, Inc.                                                         5,000   37,801             0.0%
                  Nippo Corp.                                                        13,000  250,460             0.0%
                  Nippon Air Conditioning Services Co., Ltd.                          4,300   26,496             0.0%
                  Nippon Beet Sugar Manufacturing Co., Ltd.                           4,800  100,295             0.0%
                  Nippon Carbide Industries Co., Inc.                                20,000   29,406             0.0%
#                 Nippon Carbon Co., Ltd.                                            31,000   87,288             0.0%
                  Nippon Ceramic Co., Ltd.                                            3,000   63,724             0.0%
                  Nippon Chemi-Con Corp.                                             38,000  128,936             0.0%
                  Nippon Chemiphar Co., Ltd.                                            900   41,502             0.0%
                  Nippon Coke & Engineering Co., Ltd.                                71,800   63,741             0.0%
#                 Nippon Commercial Development Co., Ltd.                             3,800   64,148             0.0%
#                 Nippon Concrete Industries Co., Ltd.                               12,300   38,595             0.0%
                  Nippon Denko Co., Ltd.                                             38,000  115,928             0.0%
                  Nippon Densetsu Kogyo Co., Ltd.                                    10,000  197,663             0.0%
                  Nippon Electric Glass Co., Ltd.                                    80,000  496,187             0.0%
                  Nippon Express Co., Ltd.                                           66,000  362,305             0.0%
                  Nippon Fine Chemical Co., Ltd.                                      3,000   25,367             0.0%
                  Nippon Flour Mills Co., Ltd.                                       18,100  271,537             0.0%
                  Nippon Gas Co., Ltd.                                               12,400  356,343             0.0%
                  Nippon Hume Corp.                                                   7,200   43,893             0.0%
                  Nippon Kanzai Co., Ltd.                                             2,200   36,052             0.0%
                  Nippon Kayaku Co., Ltd.                                            28,000  382,562             0.0%
                  Nippon Koei Co., Ltd.                                               4,400  117,862             0.0%
                  Nippon Light Metal Holdings Co., Ltd.                             136,100  304,085             0.0%
                  Nippon Paint Holdings Co., Ltd.                                     9,900  379,748             0.0%
#                 Nippon Paper Industries Co., Ltd.                                  23,700  448,071             0.0%
                  Nippon Parking Development Co., Ltd.                               53,200   68,739             0.0%
                  Nippon Pillar Packing Co., Ltd.                                     8,400  117,761             0.0%
                  Nippon Piston Ring Co., Ltd.                                        1,400   29,971             0.0%
                  Nippon Road Co., Ltd. (The)                                        20,000   89,721             0.0%
                  Nippon Seiki Co., Ltd.                                             15,000  312,603             0.0%
#                 Nippon Seisen Co., Ltd.                                             3,000   18,325             0.0%
#*                Nippon Sharyo, Ltd.                                                27,000   71,471             0.0%
#*                Nippon Sheet Glass Co., Ltd.                                        8,700   67,687             0.0%
                  Nippon Shinyaku Co., Ltd.                                           2,000  106,358             0.0%
                  Nippon Shokubai Co., Ltd.                                           5,400  362,743             0.0%
                  Nippon Signal Co., Ltd.                                            17,800  170,620             0.0%
                  Nippon Soda Co., Ltd.                                              36,000  195,071             0.0%
                  Nippon Steel & Sumikin Bussan Corp.                                 5,000  205,762             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Nippon Steel & Sumitomo Metal Corp.                                49,580 $1,116,567             0.1%
                  Nippon Suisan Kaisha, Ltd.                                        101,600    490,480             0.0%
                  Nippon Systemware Co., Ltd.                                         3,100     43,615             0.0%
                  Nippon Telegraph & Telephone Corp.                                 11,400    488,554             0.0%
                  Nippon Thompson Co., Ltd.                                          24,000    130,842             0.0%
                  Nippon Valqua Industries, Ltd.                                      4,800     81,946             0.0%
                  Nippon Yakin Kogyo Co., Ltd.                                       27,300     49,214             0.0%
*                 Nippon Yusen K.K.                                                 359,000    721,790             0.1%
                  Nipro Corp.                                                        49,000    743,499             0.1%
                  Nishi-Nippon Financial Holdings, Inc.                              37,800    360,440             0.0%
                  Nishi-Nippon Railroad Co., Ltd.                                    57,000    241,114             0.0%
                  Nishimatsu Construction Co., Ltd.                                  69,000    350,974             0.0%
                  Nishimatsuya Chain Co., Ltd.                                       11,000    116,710             0.0%
                  Nishio Rent All Co., Ltd.                                           5,200    157,264             0.0%
                  Nissan Chemical Industries, Ltd.                                    7,400    229,514             0.0%
                  Nissan Motor Co., Ltd.                                            257,500  2,452,834             0.1%
                  Nissan Shatai Co., Ltd.                                            21,600    203,380             0.0%
                  Nissan Tokyo Sales Holdings Co., Ltd.                               3,600     15,016             0.0%
                  Nissei ASB Machine Co., Ltd.                                        2,600     66,826             0.0%
                  Nissei Build Kogyo Co., Ltd.                                       33,000    163,580             0.0%
                  Nissei Plastic Industrial Co., Ltd.                                 3,400     32,397             0.0%
#                 Nissha Printing Co., Ltd.                                           9,500    236,350             0.0%
                  Nisshin Fudosan Co.                                                 8,600     48,641             0.0%
                  Nisshin Oillio Group, Ltd. (The)                                   37,000    218,960             0.0%
                  Nisshin Seifun Group, Inc.                                         17,900    275,028             0.0%
                  Nisshin Steel Co., Ltd.                                             8,400    102,590             0.0%
                  Nisshinbo Holdings, Inc.                                           37,800    386,397             0.0%
                  Nissin Corp.                                                       21,000     70,736             0.0%
                  Nissin Electric Co., Ltd.                                          15,800    186,772             0.0%
                  Nissin Foods Holdings Co., Ltd.                                     2,300    131,703             0.0%
                  Nissin Kogyo Co., Ltd.                                             12,100    208,069             0.0%
                  Nissin Sugar Co., Ltd.                                              3,300     55,431             0.0%
                  Nissui Pharmaceutical Co., Ltd.                                     2,900     36,349             0.0%
                  Nitori Holdings Co., Ltd.                                           2,000    260,225             0.0%
                  Nitta Corp.                                                         4,800    135,678             0.0%
#                 Nitta Gelatin, Inc.                                                 2,900     19,174             0.0%
                  Nittetsu Mining Co., Ltd.                                           1,600     85,278             0.0%
                  Nitto Boseki Co., Ltd.                                             34,000    171,804             0.0%
                  Nitto Denko Corp.                                                   8,800    662,646             0.1%
#                 Nitto FC Co., Ltd.                                                  1,800     14,552             0.0%
                  Nitto Kogyo Corp.                                                   8,300    119,610             0.0%
                  Nitto Kohki Co., Ltd.                                               1,200     27,983             0.0%
                  Nitto Seiko Co., Ltd.                                               6,900     28,358             0.0%
                  Nittoc Construction Co., Ltd.                                      10,600     42,618             0.0%
                  Nittoku Engineering Co., Ltd.                                       4,200     94,763             0.0%
                  Noevir Holdings Co., Ltd.                                           1,700     70,086             0.0%
                  NOF Corp.                                                          28,000    315,515             0.0%
                  Nohmi Bosai, Ltd.                                                   3,900     54,147             0.0%
#                 Nojima Corp.                                                        7,200    107,413             0.0%
                  NOK Corp.                                                          25,600    610,185             0.1%
                  Nomura Co., Ltd.                                                    4,800     91,813             0.0%
                  Nomura Holdings, Inc.                                             170,100  1,022,238             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
#                 Nomura Holdings, Inc. Sponsored ADR                                10,300 $   62,212             0.0%
                  Nomura Real Estate Holdings, Inc.                                  29,200    493,896             0.0%
                  Nomura Research Institute, Ltd.                                     4,103    142,870             0.0%
                  Noritake Co., Ltd.                                                  3,000     80,488             0.0%
                  Noritsu Koki Co., Ltd.                                              5,700     43,831             0.0%
                  Noritz Corp.                                                       10,100    196,425             0.0%
                  North Pacific Bank, Ltd.                                           88,900    339,012             0.0%
                  Nozawa Corp.                                                        2,600     26,494             0.0%
                  NS Solutions Corp.                                                  9,300    203,773             0.0%
#                 NS Tool Co., Ltd.                                                   1,000     14,392             0.0%
                  NS United Kaiun Kaisha, Ltd.                                       45,000     96,116             0.0%
                  NSD Co., Ltd.                                                       5,370     87,536             0.0%
                  NSK, Ltd.                                                          70,200    959,989             0.1%
                  NTN Corp.                                                         114,000    581,086             0.1%
                  NTT Data Corp.                                                      5,800    269,321             0.0%
                  NTT DOCOMO, Inc.                                                   61,000  1,476,021             0.1%
                  NTT DOCOMO, Inc. Sponsored ADR                                      1,100     26,642             0.0%
                  NTT Urban Development Corp.                                        11,200    101,081             0.0%
#                 Nuflare Technology, Inc.                                            1,900    100,783             0.0%
#                 OAK Capital Corp.                                                  26,300     39,900             0.0%
                  Obara Group, Inc.                                                   4,300    196,407             0.0%
                  Obayashi Corp.                                                    106,700  1,035,937             0.1%
                  Obayashi Road Corp.                                                 7,000     42,605             0.0%
                  Obic Co., Ltd.                                                      1,700     91,844             0.0%
#                 Odakyu Electric Railway Co., Ltd.                                  11,999    232,935             0.0%
                  Odelic Co., Ltd.                                                    1,100     38,573             0.0%
                  Oenon Holdings, Inc.                                               16,000     35,455             0.0%
                  Ogaki Kyoritsu Bank, Ltd. (The)                                    89,000    259,861             0.0%
#                 Ohara, Inc.                                                         3,700     34,817             0.0%
                  Ohashi Technica, Inc.                                               3,000     37,120             0.0%
                  Ohba Co., Ltd.                                                      4,600     21,253             0.0%
                  Ohsho Food Service Corp.                                            3,600    134,234             0.0%
                  Oiles Corp.                                                         3,400     61,787             0.0%
                  Oita Bank, Ltd. (The)                                              27,000    104,492             0.0%
                  Oji Holdings Corp.                                                160,000    774,400             0.1%
                  Okabe Co., Ltd.                                                     9,300     83,351             0.0%
                  Okamoto Industries, Inc.                                           18,000    195,135             0.0%
                  Okamura Corp.                                                      15,000    132,816             0.0%
                  Okasan Securities Group, Inc.                                      50,000    291,553             0.0%
                  Oki Electric Industry Co., Ltd.                                    25,000    373,575             0.0%
#                 Okinawa Cellular Telephone Co.                                      1,200     39,124             0.0%
                  Okinawa Electric Power Co., Inc. (The)                              5,625    137,235             0.0%
#                 OKK Corp.                                                          24,000     24,994             0.0%
                  OKUMA Corp.                                                        29,000    304,177             0.0%
                  Okumura Corp.                                                      42,000    259,580             0.0%
                  Okura Industrial Co., Ltd.                                         17,000     80,491             0.0%
                  Okuwa Co., Ltd.                                                    12,000    126,801             0.0%
                  Olympus Corp.                                                       8,700    335,453             0.0%
                  Omron Corp.                                                        12,500    523,341             0.1%
                  Ono Pharmaceutical Co., Ltd.                                        2,500     51,567             0.0%
                  Onoken Co., Ltd.                                                    4,100     56,840             0.0%
                  Onward Holdings Co., Ltd.                                          42,000    312,109             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
#*                Open Door, Inc.                                                       400 $   10,759             0.0%
                  Open House Co., Ltd.                                               12,000    294,356             0.0%
                  OPT Holdings, Inc.                                                  4,300     40,981             0.0%
                  Optex Group Co., Ltd.                                               1,900     52,668             0.0%
                  Oracle Corp. Japan                                                  1,700     97,945             0.0%
                  Organo Corp.                                                       13,000     59,613             0.0%
#                 Orient Corp.                                                      110,600    197,406             0.0%
                  Oriental Land Co., Ltd.                                             4,000    229,737             0.0%
                  Origin Electric Co., Ltd.                                           4,000     11,296             0.0%
                  ORIX Corp.                                                        124,000  1,895,058             0.1%
                  Osaka Gas Co., Ltd.                                                65,000    243,310             0.0%
                  Osaka Organic Chemical Industry, Ltd.                               8,500     98,226             0.0%
                  Osaka Soda Co., Ltd.                                               22,000     99,861             0.0%
                  Osaka Steel Co., Ltd.                                               3,400     64,355             0.0%
#*                OSAKA Titanium Technologies Co., Ltd.                               2,400     35,172             0.0%
                  Osaki Electric Co., Ltd.                                           15,000    121,763             0.0%
#                 OSG Corp.                                                          26,800    552,121             0.1%
#                 OSJB Holdings Corp.                                                37,300     88,031             0.0%
                  Otsuka Corp.                                                        3,400    182,121             0.0%
#                 Otsuka Holdings Co., Ltd.                                           9,100    419,136             0.0%
                  Otsuka Kagu, Ltd.                                                   3,100     25,023             0.0%
#                 Outsourcing, Inc.                                                   2,200     84,392             0.0%
                  Oyo Corp.                                                           7,600     96,455             0.0%
                  Pacific Industrial Co., Ltd.                                       13,100    184,199             0.0%
*                 Pacific Metals Co., Ltd.                                           39,000    126,678             0.0%
                  Pack Corp. (The)                                                    2,500     70,472             0.0%
#                 PAL GROUP Holdings Co., Ltd.                                        4,100    109,025             0.0%
                  PALTAC Corp.                                                        9,600    283,368             0.0%
#                 PanaHome Corp.                                                     24,000    266,641             0.0%
                  Panasonic Corp.                                                   162,700  1,945,606             0.1%
                  Paraca, Inc.                                                        1,400     26,863             0.0%
                  Paramount Bed Holdings Co., Ltd.                                    4,200    176,301             0.0%
                  Parco Co., Ltd.                                                     6,200     64,499             0.0%
                  Paris Miki Holdings, Inc.                                           6,100     25,484             0.0%
                  Park24 Co., Ltd.                                                   11,700    301,882             0.0%
#                 Pasco Corp.                                                         8,000     25,694             0.0%
#                 Pasona Group, Inc.                                                  5,800     43,107             0.0%
#                 PC Depot Corp.                                                     13,800     69,528             0.0%
                  Pegasus Sewing Machine Manufacturing Co., Ltd.                      6,000     46,317             0.0%
                  Penta-Ocean Construction Co., Ltd.                                 95,400    483,306             0.0%
#*                PeptiDream, Inc.                                                    2,900    173,617             0.0%
                  PIA Corp.                                                           1,100     28,695             0.0%
                  Pigeon Corp.                                                        8,400    260,449             0.0%
                  Pilot Corp.                                                         4,700    191,068             0.0%
                  Piolax, Inc.                                                        9,300    213,864             0.0%
*                 Pioneer Corp.                                                     107,600    194,217             0.0%
                  Plenus Co., Ltd.                                                    5,500    115,152             0.0%
                  Pocket Card Co., Ltd.                                               5,700     35,135             0.0%
                  Pola Orbis Holdings, Inc.                                           7,200    166,268             0.0%
                  Poletowin Pitcrew Holdings, Inc.                                    6,000     75,418             0.0%
                  Press Kogyo Co., Ltd.                                              32,200    156,265             0.0%
                  Pressance Corp.                                                     6,400     74,022             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Prestige International, Inc.                                       14,800 $  132,878             0.0%
                  Prima Meat Packers, Ltd.                                           43,000    198,148             0.0%
                  Pronexus, Inc.                                                      4,200     52,613             0.0%
#                 Prospect Co., Ltd.                                                 19,000     11,238             0.0%
                  Proto Corp.                                                         3,200     41,924             0.0%
                  PS Mitsubishi Construction Co., Ltd.                                6,500     24,783             0.0%
                  Punch Industry Co., Ltd.                                            3,400     33,369             0.0%
                  Qol Co., Ltd.                                                       5,500     75,065             0.0%
                  Quick Co., Ltd.                                                     3,200     35,927             0.0%
                  Raito Kogyo Co., Ltd.                                              12,400    123,254             0.0%
                  Rakuten, Inc.                                                      17,700    181,320             0.0%
*                 Rasa Industries, Ltd.                                              34,000     42,084             0.0%
#                 Raysum Co., Ltd.                                                    4,600     42,186             0.0%
                  Recruit Holdings Co., Ltd.                                          8,500    429,610             0.0%
                  Relia, Inc.                                                         2,800     27,679             0.0%
                  Relo Group, Inc.                                                   13,000    213,301             0.0%
#                 Renaissance, Inc.                                                     800     13,240             0.0%
#                 Renesas Easton Co., Ltd.                                            2,200     11,429             0.0%
                  Rengo Co., Ltd.                                                    54,900    331,976             0.0%
*                 Renown, Inc.                                                       15,200     19,644             0.0%
                  Resona Holdings, Inc.                                             239,400  1,330,870             0.1%
                  Resorttrust, Inc.                                                   9,900    170,404             0.0%
                  Rheon Automatic Machinery Co., Ltd.                                 6,000     57,486             0.0%
                  Rhythm Watch Co., Ltd.                                              7,000     11,857             0.0%
                  Ricoh Co., Ltd.                                                    89,700    747,686             0.1%
                  Ricoh Leasing Co., Ltd.                                             5,000    161,981             0.0%
                  Ride On Express Co., Ltd.                                           2,800     21,603             0.0%
#                 Right On Co., Ltd.                                                  5,000     42,921             0.0%
                  Riken Corp.                                                         2,300    100,660             0.0%
#                 Riken Keiki Co., Ltd.                                               2,900     43,066             0.0%
#                 Riken Technos Corp.                                                12,200     58,475             0.0%
                  Riken Vitamin Co., Ltd.                                             1,300     49,118             0.0%
                  Ringer Hut Co., Ltd.                                                4,000     81,993             0.0%
                  Rinnai Corp.                                                        1,300    108,105             0.0%
                  Rion Co., Ltd.                                                      1,800     24,211             0.0%
                  Riso Kagaku Corp.                                                   6,100    107,362             0.0%
                  Riso Kyoiku Co., Ltd.                                               7,500     53,109             0.0%
#                 Rock Field Co., Ltd.                                                5,600     89,375             0.0%
                  Rohm Co., Ltd.                                                      7,100    498,618             0.0%
                  Rohto Pharmaceutical Co., Ltd.                                     15,200    283,784             0.0%
                  Rokko Butter Co., Ltd.                                              6,100    132,538             0.0%
                  Roland DG Corp.                                                     4,400    131,691             0.0%
#                 Rorze Corp.                                                         2,300     46,243             0.0%
                  Round One Corp.                                                    24,900    212,659             0.0%
                  Royal Holdings Co., Ltd.                                            8,200    160,748             0.0%
*                 Royal Hotel, Ltd. (The)                                             8,000     14,360             0.0%
*                 RVH, Inc.                                                           6,700     40,728             0.0%
                  Ryobi, Ltd.                                                        44,000    193,588             0.0%
                  Ryoden Corp.                                                        7,000     44,284             0.0%
                  Ryohin Keikaku Co., Ltd.                                            1,500    338,249             0.0%
                  Ryosan Co., Ltd.                                                    9,300    304,285             0.0%
                  Ryoyo Electro Corp.                                                 7,300    106,923             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
#                 S Foods, Inc.                                                      3,900 $121,826             0.0%
                  Sac's Bar Holdings, Inc.                                           7,200   80,311             0.0%
                  Sagami Rubber Industries Co., Ltd.                                 3,000   30,222             0.0%
                  Saibu Gas Co., Ltd.                                               56,000  129,169             0.0%
                  Saizeriya Co., Ltd.                                                8,200  230,281             0.0%
                  Sakai Chemical Industry Co., Ltd.                                 21,000   71,960             0.0%
                  Sakai Heavy Industries, Ltd.                                      10,000   27,468             0.0%
                  Sakai Moving Service Co., Ltd.                                     2,200   64,161             0.0%
#                 Sakai Ovex Co., Ltd.                                               2,700   42,443             0.0%
                  Sakata INX Corp.                                                   7,400  104,523             0.0%
                  Sakata Seed Corp.                                                  3,900  122,980             0.0%
#                 Sakura Internet, Inc.                                              2,500   18,882             0.0%
                  SAMTY Co., Ltd.                                                    4,800   47,701             0.0%
                  San-A Co., Ltd.                                                    3,300  149,929             0.0%
                  San-Ai Oil Co., Ltd.                                              18,000  152,901             0.0%
                  San-In Godo Bank, Ltd. (The)                                      20,000  162,841             0.0%
*                 Sanden Holdings Corp.                                             33,000  102,527             0.0%
#                 Sanei Architecture Planning Co., Ltd.                              3,700   50,788             0.0%
                  Sangetsu Corp.                                                     9,300  164,103             0.0%
*                 Sanken Electric Co., Ltd.                                         41,000  188,556             0.0%
                  Sanki Engineering Co., Ltd.                                       12,500  108,146             0.0%
                  Sankyo Co., Ltd.                                                   8,400  292,953             0.0%
                  Sankyo Frontier Co., Ltd.                                          1,000   11,748             0.0%
                  Sankyo Seiko Co., Ltd.                                             3,500   12,081             0.0%
                  Sankyo Tateyama, Inc.                                              8,200  119,988             0.0%
                  Sankyu, Inc.                                                      69,000  438,211             0.0%
                  Sanoh Industrial Co., Ltd.                                         5,700   40,849             0.0%
                  Sanrio Co., Ltd.                                                   6,000  109,626             0.0%
                  Sansei Technologies, Inc.                                          4,800   42,800             0.0%
                  Sanshin Electronics Co., Ltd.                                      7,300   86,192             0.0%
                  Santen Pharmaceutical Co., Ltd.                                   18,700  263,122             0.0%
                  Sanwa Holdings Corp.                                              48,200  485,864             0.0%
                  Sanyo Chemical Industries, Ltd.                                    4,000  179,369             0.0%
                  Sanyo Denki Co., Ltd.                                             12,000   98,932             0.0%
                  Sanyo Electric Railway Co., Ltd.                                  16,000   82,533             0.0%
                  Sanyo Housing Nagoya Co., Ltd.                                     1,400   12,699             0.0%
#                 Sanyo Shokai, Ltd.                                                39,000   57,466             0.0%
                  Sanyo Special Steel Co., Ltd.                                     32,000  176,056             0.0%
                  Sanyo Trading Co., Ltd.                                              800   14,900             0.0%
                  Sapporo Holdings, Ltd.                                            22,600  632,365             0.1%
                  Sato Holdings Corp.                                                9,200  210,224             0.0%
                  Satori Electric Co., Ltd.                                          6,800   49,589             0.0%
#                 Sawada Holdings Co., Ltd.                                          3,800   34,209             0.0%
                  Sawai Pharmaceutical Co., Ltd.                                     9,300  508,199             0.0%
#                 Saxa Holdings, Inc.                                               17,000   32,197             0.0%
                  SBI Holdings, Inc.                                                52,600  729,675             0.1%
                  SBS Holdings, Inc.                                                 7,700   55,593             0.0%
#                 Scala, Inc.                                                       11,600   84,105             0.0%
                  SCREEN Holdings Co., Ltd.                                          7,400  537,508             0.1%
                  Scroll Corp.                                                       9,700   31,099             0.0%
                  SCSK Corp.                                                         4,000  161,031             0.0%
                  Secom Co., Ltd.                                                    6,400  464,787             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Seed Co., Ltd.                                                      1,900 $   35,249             0.0%
                  Sega Sammy Holdings, Inc.                                          34,400    461,871             0.0%
#                 Seibu Holdings, Inc.                                               10,500    183,435             0.0%
                  Seika Corp.                                                        21,000     65,752             0.0%
                  Seikagaku Corp.                                                     8,400    134,083             0.0%
                  Seikitokyu Kogyo Co., Ltd.                                         10,000     53,874             0.0%
                  Seiko Epson Corp.                                                  38,000    778,364             0.1%
#                 Seiko Holdings Corp.                                               48,000    199,948             0.0%
#                 Seiko PMC Corp.                                                     3,400     36,849             0.0%
                  Seino Holdings Co., Ltd.                                           37,600    435,479             0.0%
                  Seiren Co., Ltd.                                                   13,300    197,530             0.0%
                  Sekisui Chemical Co., Ltd.                                         50,500    847,573             0.1%
                  Sekisui House, Ltd.                                                44,800    744,209             0.1%
                  Sekisui Jushi Corp.                                                 9,000    158,713             0.0%
                  Sekisui Plastics Co., Ltd.                                          7,500     54,775             0.0%
                  Senko Group Holdings Co., Ltd.                                     29,300    190,801             0.0%
                  Senshu Electric Co., Ltd.                                             700     12,632             0.0%
                  Senshu Ikeda Holdings, Inc.                                        78,700    331,865             0.0%
#                 Senshukai Co., Ltd.                                                 7,500     54,968             0.0%
#                 Septeni Holdings Co., Ltd.                                         24,100     84,084             0.0%
                  Seria Co., Ltd.                                                     4,200    188,154             0.0%
                  Seven & I Holdings Co., Ltd.                                       24,900  1,051,626             0.1%
#                 Seven Bank, Ltd.                                                  140,500    471,893             0.0%
                  SFP Dining Co., Ltd.                                                2,500     31,835             0.0%
#*                Sharp Corp.                                                        64,000    232,099             0.0%
                  Shibaura Electronics Co., Ltd.                                      3,500     82,884             0.0%
                  Shibaura Mechatronics Corp.                                        26,000     63,862             0.0%
                  Shibusawa Warehouse Co., Ltd. (The)                                10,000     30,740             0.0%
                  Shibuya Corp.                                                       5,700    151,670             0.0%
#                 Shidax Corp.                                                        6,000     22,719             0.0%
#                 Shiga Bank, Ltd. (The)                                             69,000    360,578             0.0%
                  Shikoku Bank, Ltd. (The)                                           57,000    164,189             0.0%
                  Shikoku Chemicals Corp.                                            10,000    114,442             0.0%
#                 Shikoku Electric Power Co., Inc.                                   20,100    241,501             0.0%
#                 Shima Seiki Manufacturing, Ltd.                                     6,400    232,046             0.0%
                  Shimachu Co., Ltd.                                                 15,500    358,421             0.0%
                  Shimadzu Corp.                                                     12,000    203,710             0.0%
                  Shimamura Co., Ltd.                                                 2,400    328,468             0.0%
                  Shimano, Inc.                                                       2,700    413,219             0.0%
                  Shimizu Bank, Ltd. (The)                                            1,400     43,431             0.0%
                  Shimizu Corp.                                                     105,000  1,006,943             0.1%
                  Shin Nippon Air Technologies Co., Ltd.                              3,300     43,541             0.0%
                  Shin-Etsu Chemical Co., Ltd.                                       11,500    999,553             0.1%
                  Shin-Etsu Polymer Co., Ltd.                                        15,700    118,578             0.0%
                  Shinagawa Refractories Co., Ltd.                                   20,000     54,180             0.0%
                  Shindengen Electric Manufacturing Co., Ltd.                        28,000    129,960             0.0%
*                 Shinkawa, Ltd.                                                      6,900     48,508             0.0%
                  Shinko Electric Industries Co., Ltd.                               23,200    165,962             0.0%
                  Shinko Plantech Co., Ltd.                                          13,100     97,955             0.0%
                  Shinko Shoji Co., Ltd.                                              5,100     59,694             0.0%
                  Shinmaywa Industries, Ltd.                                         23,000    193,832             0.0%
                  Shinnihon Corp.                                                     8,500     66,816             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
#                 Shinoken Group Co., Ltd.                                            7,200 $  134,171             0.0%
                  Shinsei Bank, Ltd.                                                242,000    451,827             0.0%
                  Shinsho Corp.                                                       1,100     24,706             0.0%
                  Shinwa Co., Ltd.                                                    1,400     23,712             0.0%
                  Shionogi & Co., Ltd.                                                5,800    298,688             0.0%
                  Ship Healthcare Holdings, Inc.                                     13,000    349,853             0.0%
                  Shiseido Co., Ltd.                                                 16,100    436,159             0.0%
                  Shizuoka Bank, Ltd. (The)                                          44,000    371,388             0.0%
                  Shizuoka Gas Co., Ltd.                                             22,600    153,579             0.0%
                  Shochiku Co., Ltd.                                                 11,000    125,452             0.0%
                  Shoei Co., Ltd.                                                     3,000     83,310             0.0%
#                 Shoei Foods Corp.                                                   3,500     78,825             0.0%
                  Shofu, Inc.                                                         2,700     31,686             0.0%
#*                Shoko Co., Ltd.                                                    25,000     20,873             0.0%
*                 Showa Corp.                                                        13,000    110,931             0.0%
*                 Showa Denko K.K.                                                   37,800    721,977             0.1%
#*                Showa Holdings Co., Ltd.                                            8,000     11,980             0.0%
                  Showa Sangyo Co., Ltd.                                             31,000    165,905             0.0%
                  Showa Shell Sekiyu K.K.                                            36,000    347,680             0.0%
#                 Siix Corp.                                                          5,200    207,384             0.0%
                  Sinanen Holdings Co., Ltd.                                          2,200     43,967             0.0%
                  Sinfonia Technology Co., Ltd.                                      44,000    123,204             0.0%
#                 Sinko Industries, Ltd.                                              5,800     90,174             0.0%
                  Sintokogio, Ltd.                                                   12,500    108,841             0.0%
                  SKY Perfect JSAT Holdings, Inc.                                    47,500    217,828             0.0%
                  Skylark Co., Ltd.                                                  13,400    202,662             0.0%
                  SMC Corp.                                                             700    197,305             0.0%
                  SMK Corp.                                                          15,000     51,691             0.0%
#                 SMS Co., Ltd.                                                       5,700    151,715             0.0%
                  SNT Corp.                                                           5,100     32,355             0.0%
                  Soda Nikka Co., Ltd.                                                3,600     16,565             0.0%
                  Sodick Co., Ltd.                                                   11,200    109,186             0.0%
                  SoftBank Group Corp.                                               26,000  1,972,169             0.1%
                  Softbank Technology Corp.                                           2,200     78,140             0.0%
#                 Softbrain Co., Ltd.                                                18,000     84,749             0.0%
                  Softcreate Holdings Corp.                                             900     11,557             0.0%
                  Software Service, Inc.                                                700     31,782             0.0%
                  Sogo Medical Co., Ltd.                                              3,200    126,025             0.0%
                  Sohgo Security Services Co., Ltd.                                  12,800    558,826             0.1%
                  Sojitz Corp.                                                      222,300    565,150             0.1%
                  Soken Chemical & Engineering Co., Ltd.                              1,300     16,862             0.0%
                  Sompo Holdings, Inc.                                               17,800    672,671             0.1%
                  Sony Corp.                                                         68,600  2,353,962             0.1%
                  Sony Corp. Sponsored ADR                                            9,300    321,036             0.0%
#                 Sony Financial Holdings, Inc.                                      11,600    192,939             0.0%
#*                Sosei Group Corp.                                                   3,000    308,538             0.0%
                  Sotetsu Holdings, Inc.                                             36,000    167,383             0.0%
                  Space Co., Ltd.                                                       500      6,302             0.0%
#                 Sparx Group Co., Ltd.                                              14,500     27,085             0.0%
                  Square Enix Holdings Co., Ltd.                                      7,400    213,063             0.0%
                  SRA Holdings                                                        3,000     79,639             0.0%
                  Srg Takamiya Co., Ltd.                                              4,600     21,723             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  ST Corp.                                                            3,000 $   47,757             0.0%
                  St Marc Holdings Co., Ltd.                                          5,500    167,544             0.0%
                  Stanley Electric Co., Ltd.                                         24,800    726,197             0.1%
                  Star Mica Co., Ltd.                                                   700     14,131             0.0%
                  Star Micronics Co., Ltd.                                            8,600    144,002             0.0%
                  Start Today Co., Ltd.                                              15,000    320,074             0.0%
                  Starts Corp., Inc.                                                 11,200    248,048             0.0%
                  Starzen Co., Ltd.                                                   2,300     93,144             0.0%
#                 Stella Chemifa Corp.                                                3,600     94,907             0.0%
                  Studio Alice Co., Ltd.                                              4,600     97,431             0.0%
                  Subaru Corp.                                                       17,100    648,297             0.1%
                  Sugi Holdings Co., Ltd.                                             2,500    123,889             0.0%
                  Sugimoto & Co., Ltd.                                                1,300     17,983             0.0%
                  Sumco Corp.                                                        31,100    544,427             0.1%
#                 Sumida Corp.                                                        5,900     70,463             0.0%
                  Suminoe Textile Co., Ltd.                                          15,000     33,388             0.0%
                  Sumitomo Bakelite Co., Ltd.                                        46,000    295,605             0.0%
                  Sumitomo Chemical Co., Ltd.                                       291,000  1,642,259             0.1%
                  Sumitomo Corp.                                                     64,300    859,262             0.1%
                  Sumitomo Dainippon Pharma Co., Ltd.                                14,000    229,924             0.0%
                  Sumitomo Densetsu Co., Ltd.                                         6,400     73,782             0.0%
                  Sumitomo Electric Industries, Ltd.                                 76,900  1,255,926             0.1%
                  Sumitomo Forestry Co., Ltd.                                        31,700    485,364             0.0%
                  Sumitomo Heavy Industries, Ltd.                                   116,000    809,225             0.1%
                  Sumitomo Metal Mining Co., Ltd.                                    53,000    717,698             0.1%
                  Sumitomo Mitsui Construction Co., Ltd.                            281,800    305,588             0.0%
                  Sumitomo Mitsui Financial Group, Inc.                              68,100  2,528,595             0.1%
                  Sumitomo Mitsui Trust Holdings, Inc.                               17,200    589,198             0.1%
                  Sumitomo Osaka Cement Co., Ltd.                                   111,000    481,749             0.0%
                  Sumitomo Precision Products Co., Ltd.                               6,000     19,536             0.0%
                  Sumitomo Real Estate Sales Co., Ltd.                                5,200    167,663             0.0%
                  Sumitomo Realty & Development Co., Ltd.                            19,000    513,295             0.0%
                  Sumitomo Riko Co., Ltd.                                            13,100    133,519             0.0%
                  Sumitomo Rubber Industries, Ltd.                                   48,500    872,935             0.1%
                  Sumitomo Seika Chemicals Co., Ltd.                                  2,400    102,286             0.0%
                  Sumitomo Warehouse Co., Ltd. (The)                                 41,000    248,798             0.0%
#                 Sun Corp.                                                           3,300     20,243             0.0%
                  Sun Frontier Fudousan Co., Ltd.                                    10,400     90,903             0.0%
                  Sun-Wa Technos Corp.                                                1,700     18,582             0.0%
                  Sundrug Co., Ltd.                                                   3,800    133,270             0.0%
                  Suntory Beverage & Food, Ltd.                                       3,500    157,690             0.0%
                  Suruga Bank, Ltd.                                                  15,900    332,415             0.0%
                  Suzuken Co., Ltd.                                                  15,770    521,843             0.0%
                  Suzuki Motor Corp.                                                 24,300  1,015,811             0.1%
*                 SWCC Showa Holdings Co., Ltd.                                      80,000     58,817             0.0%
                  Sysmex Corp.                                                        3,300    200,995             0.0%
                  Systena Corp.                                                       2,600     44,687             0.0%
                  T Hasegawa Co., Ltd.                                                5,500    106,802             0.0%
                  T RAD Co., Ltd.                                                    22,000     65,375             0.0%
                  T&D Holdings, Inc.                                                 41,500    617,086             0.1%
                  T&K Toka Co., Ltd.                                                  1,200     11,827             0.0%
                  T-Gaia Corp.                                                        4,000     69,020             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
JAPAN -- (Continued)
#                 Tabuchi Electric Co., Ltd.                                          8,700 $ 25,688             0.0%
                  Tachi-S Co., Ltd.                                                   8,600  165,053             0.0%
                  Tachibana Eletech Co., Ltd.                                         3,080   37,714             0.0%
                  Tachikawa Corp.                                                     1,700   13,777             0.0%
                  Tadano, Ltd.                                                       32,000  413,401             0.0%
                  Taihei Dengyo Kaisha, Ltd.                                         10,000   99,283             0.0%
                  Taiheiyo Cement Corp.                                             282,000  937,135             0.1%
                  Taiheiyo Kouhatsu, Inc.                                            43,000   38,224             0.0%
                  Taiho Kogyo Co., Ltd.                                               6,100   79,901             0.0%
                  Taikisha, Ltd.                                                      5,600  139,589             0.0%
                  Taiko Pharmaceutical Co., Ltd.                                        700   11,633             0.0%
                  Taisei Corp.                                                       74,000  564,279             0.1%
                  Taisei Lamick Co., Ltd.                                               800   20,805             0.0%
                  Taisho Pharmaceutical Holdings Co., Ltd.                            2,700  222,158             0.0%
                  Taiyo Holdings Co., Ltd.                                            5,000  223,530             0.0%
#                 Taiyo Nippon Sanso Corp.                                           33,900  405,246             0.0%
                  Taiyo Yuden Co., Ltd.                                              32,200  393,044             0.0%
                  Takamatsu Construction Group Co., Ltd.                              4,300  102,760             0.0%
                  Takano Co., Ltd.                                                    5,000   44,769             0.0%
                  Takaoka Toko Co., Ltd.                                              3,000   45,517             0.0%
                  Takara Holdings, Inc.                                              30,000  321,569             0.0%
#                 Takara Leben Co., Ltd.                                             38,700  181,929             0.0%
#                 Takara Printing Co., Ltd.                                           1,000   15,460             0.0%
                  Takara Standard Co., Ltd.                                          12,300  204,106             0.0%
                  Takasago International Corp.                                        3,400  113,229             0.0%
                  Takasago Thermal Engineering Co., Ltd.                             10,100  156,259             0.0%
                  Takashimaya Co., Ltd.                                              57,000  524,856             0.1%
#*                Takata Corp.                                                        8,300   29,845             0.0%
                  Take And Give Needs Co., Ltd.                                       4,000   33,081             0.0%
                  Takeda Pharmaceutical Co., Ltd.                                    20,600  988,256             0.1%
                  Takeei Corp.                                                        9,800   86,894             0.0%
                  Takeuchi Manufacturing Co., Ltd.                                   13,400  238,291             0.0%
#                 Takihyo Co., Ltd.                                                   3,000   12,135             0.0%
                  Takisawa Machine Tool Co., Ltd.                                    22,000   32,570             0.0%
                  Takuma Co., Ltd.                                                   11,000  114,242             0.0%
#                 Tama Home Co., Ltd.                                                 6,500   36,918             0.0%
                  Tamron Co., Ltd.                                                    4,200   78,559             0.0%
                  Tamura Corp.                                                       30,000  144,065             0.0%
                  Tanseisha Co., Ltd.                                                10,550   94,099             0.0%
#                 TASAKI & Co., Ltd.                                                  3,100   61,161             0.0%
                  Tatsuta Electric Wire and Cable Co., Ltd.                          12,300   60,565             0.0%
                  Tayca Corp.                                                        12,000   78,680             0.0%
                  TBK Co., Ltd.                                                       2,900   13,011             0.0%
                  TDC Software Engineering, Inc.                                      1,200   13,831             0.0%
                  TDK Corp.                                                          14,800  916,942             0.1%
                  TechMatrix Corp.                                                    7,000   95,247             0.0%
                  Techno Ryowa, Ltd.                                                  1,900   14,759             0.0%
                  TechnoPro Holdings, Inc.                                            3,900  152,515             0.0%
#                 Tecnos Japan, Inc.                                                  3,200   29,417             0.0%
                  Teijin, Ltd.                                                       46,200  895,142             0.1%
                  Teikoku Electric Manufacturing Co., Ltd.                            5,100   48,975             0.0%
                  Teikoku Sen-I Co., Ltd.                                             4,500   71,204             0.0%

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WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
#                 Tekken Corp.                                                       33,000 $   97,673             0.0%
                  Temp Holdings Co., Ltd.                                             9,300    175,009             0.0%
                  Tenma Corp.                                                         4,000     74,494             0.0%
                  Terumo Corp.                                                        8,200    299,452             0.0%
                  THK Co., Ltd.                                                      20,000    515,861             0.0%
                  Tigers Polymer Corp.                                                1,500      9,755             0.0%
                  TIS, Inc.                                                          19,800    499,074             0.0%
                  TKC Corp.                                                           3,800    103,338             0.0%
                  Toa Corp.(6894434)                                                  8,700     74,654             0.0%
*                 Toa Corp.(6894508)                                                  6,900    126,919             0.0%
                  Toa Oil Co., Ltd.                                                  10,000     12,108             0.0%
                  TOA ROAD Corp.                                                     15,000     46,397             0.0%
                  Toagosei Co., Ltd.                                                 33,400    392,389             0.0%
#                 Tobishima Corp.                                                    76,500    115,193             0.0%
                  Tobu Railway Co., Ltd.                                             37,000    187,656             0.0%
                  TOC Co., Ltd.                                                       4,700     42,792             0.0%
                  Tocalo Co., Ltd.                                                    5,600    150,995             0.0%
                  Tochigi Bank, Ltd. (The)                                            6,000     28,656             0.0%
                  Toda Corp.                                                         51,000    314,831             0.0%
#                 Toda Kogyo Corp.                                                   14,000     32,915             0.0%
                  Toei Animation Co., Ltd.                                            1,300     71,921             0.0%
                  Toei Co., Ltd.                                                     22,000    190,570             0.0%
#                 Toell Co., Ltd.                                                     1,900     15,479             0.0%
                  Toenec Corp.                                                        8,000     42,327             0.0%
                  Toho Bank, Ltd. (The)                                              62,000    227,638             0.0%
                  Toho Co., Ltd.(6895200)                                             4,300    123,422             0.0%
                  Toho Co., Ltd.(6895211)                                             1,100     27,181             0.0%
                  Toho Gas Co., Ltd.                                                 40,000    285,918             0.0%
#                 Toho Holdings Co., Ltd.                                            16,100    350,031             0.0%
#                 Toho Titanium Co., Ltd.                                            10,800     73,166             0.0%
                  Toho Zinc Co., Ltd.                                                47,000    207,794             0.0%
                  Tohoku Electric Power Co., Inc.                                    18,000    239,973             0.0%
                  Tokai Carbon Co., Ltd.                                             59,700    261,378             0.0%
                  Tokai Corp.                                                         2,300     84,920             0.0%
#                 TOKAI Holdings Corp.                                               28,500    219,437             0.0%
                  Tokai Rika Co., Ltd.                                               16,100    299,726             0.0%
                  Tokai Tokyo Financial Holdings, Inc.                               56,500    286,020             0.0%
                  Token Corp.                                                         2,400    189,984             0.0%
                  Tokio Marine Holdings, Inc.                                        28,200  1,189,012             0.1%
                  Tokio Marine Holdings, Inc. ADR                                     1,600     67,324             0.0%
                  Tokushu Tokai Paper Co., Ltd.                                       3,200    118,040             0.0%
*                 Tokuyama Corp.                                                    118,000    580,917             0.1%
                  Tokyo Broadcasting System Holdings, Inc.                            8,500    150,881             0.0%
                  Tokyo Century Corp.                                                13,300    458,426             0.0%
                  Tokyo Dome Corp.                                                   18,000    166,427             0.0%
*                 Tokyo Electric Power Co. Holdings, Inc.                            52,100    202,384             0.0%
                  Tokyo Electron Device, Ltd.                                         1,500     21,342             0.0%
                  Tokyo Electron, Ltd.                                                4,500    546,271             0.1%
                  Tokyo Energy & Systems, Inc.                                        8,000     67,302             0.0%
                  Tokyo Gas Co., Ltd.                                                75,000    348,217             0.0%
#                 Tokyo Individualized Educational Institute, Inc.                    6,100     71,036             0.0%
#                 Tokyo Keiki, Inc.                                                  33,000     68,692             0.0%

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WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Tokyo Ohka Kogyo Co., Ltd.                                         11,200 $  363,073             0.0%
#                 Tokyo Rope Manufacturing Co., Ltd.                                  5,600     85,702             0.0%
                  Tokyo Seimitsu Co., Ltd.                                            7,300    226,422             0.0%
                  Tokyo Steel Manufacturing Co., Ltd.                                28,300    210,866             0.0%
                  Tokyo Tatemono Co., Ltd.                                           36,500    498,665             0.0%
                  Tokyo Tekko Co., Ltd.                                               3,000     11,435             0.0%
#                 Tokyo Theatres Co., Inc.                                           28,000     37,419             0.0%
                  Tokyo TY Financial Group, Inc.                                      8,300    241,532             0.0%
                  Tokyotokeiba Co., Ltd.                                             43,000     99,585             0.0%
                  Tokyu Construction Co., Ltd.                                       28,800    234,902             0.0%
                  Tokyu Corp.                                                        39,000    279,340             0.0%
                  Tokyu Fudosan Holdings Corp.                                      109,000    595,283             0.1%
                  Toli Corp.                                                         11,500     38,313             0.0%
                  Tomato Bank, Ltd.                                                     800     11,302             0.0%
                  Tomoe Corp.                                                         3,500     10,750             0.0%
                  Tomoe Engineering Co., Ltd.                                         2,100     33,676             0.0%
                  Tomoku Co., Ltd.                                                   16,000     49,415             0.0%
                  TOMONY Holdings, Inc.                                              49,500    263,085             0.0%
                  Tomy Co., Ltd.                                                     21,700    216,055             0.0%
                  Tonami Holdings Co., Ltd.                                          17,000     58,412             0.0%
                  Topcon Corp.                                                       30,900    545,946             0.1%
                  Toppan Forms Co., Ltd.                                             15,200    153,380             0.0%
                  Toppan Printing Co., Ltd.                                          39,000    392,605             0.0%
                  Topre Corp.                                                        10,400    277,246             0.0%
                  Topy Industries, Ltd.                                               5,200    141,656             0.0%
                  Toray Industries, Inc.                                            102,800    909,820             0.1%
                  Toridoll Holdings Corp.                                             4,300    103,536             0.0%
                  Torigoe Co., Ltd. (The)                                             1,300      9,453             0.0%
                  Torii Pharmaceutical Co., Ltd.                                      4,600    111,857             0.0%
                  Torikizoku Co., Ltd.                                                1,200     26,655             0.0%
                  Torishima Pump Manufacturing Co., Ltd.                              5,200     48,462             0.0%
                  Tosei Corp.                                                        12,500     88,383             0.0%
#*                Toshiba Corp.                                                     163,000    328,799             0.0%
                  Toshiba Machine Co., Ltd.                                          40,000    166,200             0.0%
                  Toshiba Plant Systems & Services Corp.                              7,400    120,395             0.0%
*                 Toshiba TEC Corp.                                                  45,000    235,692             0.0%
                  Tosho Co., Ltd.                                                     1,800     77,333             0.0%
                  Tosho Printing Co., Ltd.                                           10,000     45,127             0.0%
                  Tosoh Corp.                                                       152,000  1,428,587             0.1%
#                 Totetsu Kogyo Co., Ltd.                                             6,200    179,230             0.0%
                  TOTO, Ltd.                                                          5,499    209,799             0.0%
                  Tottori Bank, Ltd. (The)                                              700     11,069             0.0%
                  Tow Co., Ltd.                                                       6,900     49,104             0.0%
                  Towa Bank, Ltd. (The)                                             102,000    106,237             0.0%
                  Towa Corp.                                                          5,800     98,441             0.0%
                  Towa Pharmaceutical Co., Ltd.                                       2,900    144,726             0.0%
                  Toyo Construction Co., Ltd.                                        23,600     84,933             0.0%
                  Toyo Corp.                                                          5,700     55,433             0.0%
#                 Toyo Denki Seizo K.K.                                               2,000     29,479             0.0%
*                 Toyo Engineering Corp.                                             48,000    119,863             0.0%
                  Toyo Ink SC Holdings Co., Ltd.                                     55,000    270,440             0.0%
                  Toyo Kanetsu K.K.                                                  29,000     74,134             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
JAPAN -- (Continued)
                  Toyo Kohan Co., Ltd.                                               18,100 $    64,780             0.0%
                  Toyo Machinery & Metal Co., Ltd.                                    6,400      39,876             0.0%
                  Toyo Securities Co., Ltd.                                          18,000      43,184             0.0%
                  Toyo Seikan Group Holdings, Ltd.                                   22,100     370,638             0.0%
                  Toyo Suisan Kaisha, Ltd.                                            4,800     180,277             0.0%
                  Toyo Tanso Co., Ltd.                                                3,800      60,563             0.0%
                  Toyo Tire & Rubber Co., Ltd.                                       34,100     599,806             0.1%
                  Toyo Wharf & Warehouse Co., Ltd.                                   23,000      35,914             0.0%
                  Toyobo Co., Ltd.                                                  251,000     443,991             0.0%
                  Toyoda Gosei Co., Ltd.                                             22,400     595,306             0.1%
                  Toyota Boshoku Corp.                                               12,000     253,916             0.0%
                  Toyota Industries Corp.                                             6,500     323,793             0.0%
                  Toyota Motor Corp.                                                218,788  11,840,972             0.6%
                  Toyota Motor Corp. Sponsored ADR                                   10,100   1,092,214             0.1%
                  Toyota Tsusho Corp.                                                35,000   1,105,054             0.1%
                  TPR Co., Ltd.                                                       6,500     219,293             0.0%
                  Trancom Co., Ltd.                                                   2,700     135,430             0.0%
                  Transcosmos, Inc.                                                   5,000     120,032             0.0%
                  Trend Micro, Inc.                                                   3,800     167,195             0.0%
                  Trusco Nakayama Corp.                                              10,000     228,367             0.0%
                  TS Tech Co., Ltd.                                                  13,200     346,760             0.0%
                  TSI Holdings Co., Ltd.                                             23,700     158,283             0.0%
#                 Tsubaki Nakashima Co., Ltd.                                         1,800      31,640             0.0%
                  Tsubakimoto Chain Co.                                              38,000     334,048             0.0%
#*                Tsudakoma Corp.                                                    25,000      38,806             0.0%
                  Tsugami Corp.                                                      19,000     144,126             0.0%
                  Tsukada Global Holdings, Inc.                                       1,800       9,446             0.0%
                  Tsukishima Kikai Co., Ltd.                                          7,400      79,732             0.0%
                  Tsukuba Bank, Ltd.                                                 23,600      68,013             0.0%
                  Tsukui Corp.                                                       10,200      57,845             0.0%
                  Tsumura & Co.                                                      12,300     398,610             0.0%
                  Tsuruha Holdings, Inc.                                              2,000     202,455             0.0%
                  Tsurumi Manufacturing Co., Ltd.                                     4,100      59,767             0.0%
                  Tsutsumi Jewelry Co., Ltd.                                          1,600      29,383             0.0%
                  TV Asahi Holdings Corp.                                             6,200     114,724             0.0%
                  Tv Tokyo Holdings Corp.                                             4,800     104,937             0.0%
#*                U-Shin, Ltd.                                                        6,000      41,573             0.0%
#                 UACJ Corp.                                                         81,000     214,920             0.0%
                  Ube Industries, Ltd.                                              301,000     699,753             0.1%
                  UKC Holdings Corp.                                                  4,400      80,208             0.0%
                  Ulvac, Inc.                                                        11,000     516,428             0.0%
#                 Umenohana Co., Ltd.                                                   500      12,108             0.0%
                  Unicharm Corp.                                                     12,900     313,717             0.0%
*                 Uniden Holdings Corp.                                              25,000      36,358             0.0%
                  Union Tool Co.                                                      1,000      29,557             0.0%
                  Unipres Corp.                                                      12,900     273,279             0.0%
                  United Arrows, Ltd.                                                 7,300     226,180             0.0%
                  United Super Markets Holdings, Inc.                                18,200     177,038             0.0%
*                 Unitika, Ltd.                                                     137,000     111,713             0.0%
                  Universal Entertainment Corp.                                       5,400     161,893             0.0%
#                 Unizo Holdings Co., Ltd.                                            5,400     137,781             0.0%
                  Urbanet Corp. Co., Ltd.                                             6,200      23,363             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Ushio, Inc.                                                       34,800 $437,268             0.0%
                  USS Co., Ltd.                                                     10,000  176,909             0.0%
*                 UT Group Co., Ltd.                                                 7,800  101,307             0.0%
#                 V Technology Co., Ltd.                                             1,300  199,486             0.0%
*                 V-Cube, Inc.                                                       2,200   11,441             0.0%
                  Valor Holdings Co., Ltd.                                          12,500  298,809             0.0%
                  ValueCommerce Co., Ltd.                                            2,700   13,905             0.0%
                  VeriServe Corp.                                                    1,100   30,894             0.0%
#                 VIA Holdings, Inc.                                                 7,400   72,850             0.0%
#                 Vital KSK Holdings, Inc.                                          10,600   93,450             0.0%
                  Vitec Holdings Co., Ltd.                                           2,300   27,275             0.0%
                  Voyage Group, Inc.                                                 4,500   96,427             0.0%
                  VT Holdings Co., Ltd.                                             36,700  186,741             0.0%
#                 W-Scope Corp.                                                      3,600   48,565             0.0%
                  Wacoal Holdings Corp.                                             32,000  405,660             0.0%
                  Wacom Co., Ltd.                                                    7,700   28,540             0.0%
                  Wakachiku Construction Co., Ltd.                                  38,000   49,751             0.0%
                  Wakita & Co., Ltd.                                                14,600  168,347             0.0%
                  Warabeya Nichiyo Holdings Co., Ltd.                                4,800  118,442             0.0%
                  WATAMI Co., Ltd.                                                   5,500   65,872             0.0%
                  WDB Holdings Co., Ltd.                                             2,700   37,247             0.0%
                  Weathernews, Inc.                                                  1,500   50,346             0.0%
#                 Welcia Holdings Co., Ltd.                                          4,600  148,016             0.0%
                  Wellnet Corp.                                                      2,400   34,143             0.0%
                  West Holdings Corp.                                                6,900   48,505             0.0%
                  West Japan Railway Co.                                             2,900  193,775             0.0%
                  WIN-Partners Co., Ltd.                                             3,100   27,557             0.0%
#                 WirelessGate, Inc.                                                 2,100   26,638             0.0%
                  Wood One Co., Ltd.                                                 6,000   15,659             0.0%
                  World Holdings Co., Ltd.                                           2,100   39,738             0.0%
                  Wowow, Inc.                                                        2,200   72,942             0.0%
                  Xebio Holdings Co., Ltd.                                           8,800  146,356             0.0%
#                 Y A C Holdings Co., Ltd.                                           2,400   29,201             0.0%
                  YA-MAN, Ltd.                                                         500   24,330             0.0%
                  Yachiyo Industry Co., Ltd.                                         1,200   14,429             0.0%
                  Yahagi Construction Co., Ltd.                                      7,200   64,115             0.0%
#                 Yahoo Japan Corp.                                                 33,300  142,631             0.0%
                  Yaizu Suisankagaku Industry Co., Ltd.                              1,500   16,624             0.0%
                  Yakult Honsha Co., Ltd.                                            1,500   85,494             0.0%
#                 Yakuodo Co., Ltd.                                                  3,300   90,035             0.0%
                  YAMABIKO Corp.                                                    11,700  139,409             0.0%
                  YAMADA Consulting Group Co., Ltd.                                  1,000   45,827             0.0%
#                 Yamada Denki Co., Ltd.                                            94,100  494,175             0.0%
                  Yamagata Bank, Ltd. (The)                                         47,000  210,553             0.0%
                  Yamaguchi Financial Group, Inc.                                   35,000  387,782             0.0%
                  Yamaha Corp.                                                      13,200  366,119             0.0%
                  Yamaha Motor Co., Ltd.                                            39,500  938,067             0.1%
#                 Yamaichi Electronics Co., Ltd.                                     6,900   89,793             0.0%
                  Yamanashi Chuo Bank, Ltd. (The)                                   48,000  211,998             0.0%
#                 Yamatane Corp.                                                     2,600   36,894             0.0%
                  Yamato Corp.                                                       2,800   13,145             0.0%
                  Yamato Holdings Co., Ltd.                                         25,100  542,385             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
JAPAN -- (Continued)
                  Yamato Kogyo Co., Ltd.                                               12,200 $    305,150             0.0%
                  Yamazaki Baking Co., Ltd.                                            16,000      337,707             0.0%
                  Yamazen Corp.                                                        10,400       98,565             0.0%
                  Yaoko Co., Ltd.                                                       5,600      217,156             0.0%
                  Yaskawa Electric Corp.                                               27,200      519,900             0.0%
                  Yasuda Logistics Corp.                                                3,800       24,823             0.0%
#                 Yasunaga Corp.                                                        2,600       32,672             0.0%
                  Yellow Hat, Ltd.                                                      4,200       96,548             0.0%
                  Yodogawa Steel Works, Ltd.                                            7,500      194,271             0.0%
                  Yokogawa Bridge Holdings Corp.                                       11,700      144,425             0.0%
                  Yokogawa Electric Corp.                                              50,000      772,764             0.1%
#                 Yokohama Reito Co., Ltd.                                             14,000      141,473             0.0%
                  Yokohama Rubber Co., Ltd. (The)                                      30,400      596,919             0.1%
#                 Yokowo Co., Ltd.                                                      6,300       75,830             0.0%
                  Yomeishu Seizo Co., Ltd.                                                800       14,970             0.0%
#                 Yomiuri Land Co., Ltd.                                               10,000       37,948             0.0%
                  Yondoshi Holdings, Inc.                                               4,100       97,564             0.0%
                  Yorozu Corp.                                                          7,100      108,669             0.0%
                  Yoshinoya Holdings Co., Ltd.                                          7,000      114,332             0.0%
                  Yuasa Trading Co., Ltd.                                               6,300      182,351             0.0%
                  Yuken Kogyo Co., Ltd.                                                11,000       21,706             0.0%
#                 Yumeshin Holdings Co., Ltd.                                           6,500       45,268             0.0%
                  Yurtec Corp.                                                         15,000       93,638             0.0%
                  Yusen Logistics Co., Ltd.                                             5,000       47,596             0.0%
                  Yushin Precision Equipment Co., Ltd.                                  1,500       42,821             0.0%
                  Yushiro Chemical Industry Co., Ltd.                                   2,800       35,201             0.0%
#                 Zenitaka Corp. (The)                                                 10,000       35,954             0.0%
                  Zenkoku Hosho Co., Ltd.                                               6,200      224,285             0.0%
                  Zenrin Co., Ltd.                                                      6,800      127,861             0.0%
                  Zensho Holdings Co., Ltd.                                            12,700      217,387             0.0%
                  Zeon Corp.                                                           51,000      580,681             0.1%
                  ZERIA Pharmaceutical Co., Ltd.                                        7,000      105,199             0.0%
#*                ZIGExN Co., Ltd.                                                      2,900       32,263             0.0%
#                 Zojirushi Corp.                                                      12,300      167,136             0.0%
#                 Zuiko Corp.                                                             700       24,234             0.0%
                  Zuken, Inc.                                                           6,800       81,309             0.0%
                                                                                              ------------ ---------------
TOTAL JAPAN                                                                                    377,070,213            17.2%
                                                                                              ------------ ---------------
MALAYSIA -- (0.7%)
                  7-Eleven Malaysia Holdings Bhd Class B                               39,600       14,586             0.0%
                  Aeon Co. M Bhd                                                      180,200      102,999             0.0%
                  Aeon Credit Service M Bhd                                            10,700       40,246             0.0%
                  Affin Holdings Bhd                                                   97,400       65,730             0.0%
                  AirAsia Bhd                                                         519,000      400,306             0.1%
*                 AirAsia X Bhd                                                       700,000       72,487             0.0%
                  Alliance Financial Group Bhd                                        219,700      208,868             0.0%
                  AMMB Holdings Bhd                                                   348,200      439,439             0.1%
                  Astro Malaysia Holdings Bhd                                         100,900       62,775             0.0%
                  Axiata Group Bhd                                                    242,768      287,780             0.0%
*                 Berjaya Assets BHD                                                   88,400       20,975             0.0%
*                 Berjaya Corp. Bhd                                                 1,139,136       91,741             0.0%
                  Berjaya Sports Toto Bhd                                              71,406       46,214             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
MALAYSIA -- (Continued)
                  Bermaz Auto Bhd                                                    80,100 $ 39,656             0.0%
                  BIMB Holdings Bhd                                                  84,500   85,275             0.0%
                  Boustead Holdings Bhd                                             116,800   70,450             0.0%
                  Boustead Plantations Bhd                                           34,800   13,145             0.0%
                  British American Tobacco Malaysia Bhd                              13,800  144,506             0.0%
*                 Bumi Armada Bhd                                                   810,800  147,288             0.0%
                  Bursa Malaysia Bhd                                                 89,500  211,547             0.0%
                  Cahya Mata Sarawak Bhd                                            136,600  143,000             0.0%
                  Carlsberg Brewery Malaysia Bhd Class B                             20,300   71,520             0.0%
                  CB Industrial Product Holding Bhd                                  43,800   20,779             0.0%
                  CIMB Group Holdings Bhd                                           278,541  368,087             0.1%
                  Coastal Contracts Bhd                                              22,700    6,947             0.0%
                  Datasonic Group Bhd                                               113,400   33,666             0.0%
*                 Dayang Enterprise Holdings Bhd                                     39,800   11,257             0.0%
*                 Destinii Bhd                                                      262,000   44,922             0.0%
                  Dialog Group Bhd                                                  229,100  102,844             0.0%
                  DiGi.Com Bhd                                                      117,900  139,650             0.0%
#                 DRB-Hicom Bhd                                                     270,000   89,430             0.0%
                  Dutch Lady Milk Industries Bhd                                      2,800   37,163             0.0%
                  Eastern & Oriental Bhd                                            114,750   50,209             0.0%
*                 Eco World Development Group Bhd                                   385,600  134,937             0.0%
                  Ekovest Bhd                                                       256,000   83,772             0.0%
                  Evergreen Fibreboard Bhd                                           78,450   15,892             0.0%
                  Felda Global Ventures Holdings Bhd                                345,000  169,019             0.0%
                  Gadang Holdings Bhd                                               113,750   33,545             0.0%
                  Gamuda Bhd                                                        201,400  244,443             0.0%
                  Gas Malaysia Bhd                                                   32,800   23,339             0.0%
                  Genting Bhd                                                       406,000  919,553             0.1%
                  Genting Malaysia Bhd                                              191,000  258,136             0.0%
                  Genting Plantations Bhd                                            32,700   85,936             0.0%
                  George Kent Malaysia BHD                                           50,500   50,342             0.0%
                  Globetronics Technology Bhd                                        52,700   65,869             0.0%
                  Hai-O Enterprise Bhd                                               49,800   43,644             0.0%
                  HAP Seng Consolidated Bhd                                          63,700  130,070             0.0%
                  Hartalega Holdings Bhd                                             64,000   72,181             0.0%
                  Heineken Malaysia Bhd                                              17,600   71,115             0.0%
                  HeveaBoard Bhd                                                    130,500   40,868             0.0%
*                 Hibiscus Petroleum Bhd                                            203,900   19,887             0.0%
                  Hong Leong Bank Bhd                                                48,880  155,261             0.0%
                  Hong Leong Financial Group Bhd                                     37,278  144,795             0.0%
                  Hong Leong Industries Bhd                                          19,300   44,919             0.0%
                  IHH Healthcare Bhd                                                 34,000   48,377             0.0%
                  IJM Corp. Bhd                                                     440,900  355,439             0.0%
                  Inari Amertron Bhd                                                199,950   96,222             0.0%
                  Insas Bhd                                                         107,100   22,785             0.0%
                  IOI Corp. Bhd                                                     133,000  140,556             0.0%
                  IOI Properties Group Bhd                                          379,625  181,009             0.0%
#*                Iskandar Waterfront City Bhd                                      133,400   95,441             0.0%
*                 JAKS Resources Bhd                                                155,300   59,311             0.0%
                  Jaya Tiasa Holdings Bhd                                           117,200   31,579             0.0%
                  JCY International Bhd                                             290,600   41,818             0.0%
                  Karex Bhd                                                          48,450   23,429             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
MALAYSIA -- (Continued)
*                 KNM Group Bhd                                                       580,320 $ 38,686             0.0%
                  Kossan Rubber Industries                                             67,100   88,270             0.0%
                  KPJ Healthcare Bhd                                                   47,200   45,646             0.0%
*                 KSL Holdings Bhd                                                     98,419   27,650             0.0%
                  Kuala Lumpur Kepong Bhd                                              22,100  124,844             0.0%
                  Lafarge Malayan Bhd                                                  41,000   59,687             0.0%
                  LBS Bina Group Bhd                                                   91,900   44,230             0.0%
                  Lingkaran Trans Kota Holdings Bhd                                    42,500   57,791             0.0%
                  LPI Capital Bhd                                                       6,800   27,470             0.0%
                  Magni-Tech Industries Bhd                                            62,700   71,160             0.0%
                  Magnum Bhd                                                          130,500   63,123             0.0%
                  Mah Sing Group Bhd                                                  305,275  104,739             0.0%
                  Malakoff Corp. Bhd                                                  159,200   46,183             0.0%
                  Malayan Banking Bhd                                                 166,019  366,195             0.0%
                  Malayan Flour Mills Bhd                                              52,200   21,735             0.0%
                  Malaysia Airports Holdings Bhd                                      120,400  210,606             0.0%
                  Malaysia Building Society Bhd                                       461,300  139,160             0.0%
*                 Malaysia Marine and Heavy Engineering Holdings Bhd                   61,800   14,218             0.0%
                  Malaysian Pacific Industries Bhd                                     23,900   65,927             0.0%
*                 Malaysian Resources Corp. Bhd                                       201,000   70,235             0.0%
                  Malton Bhd                                                           32,300   10,922             0.0%
                  Matrix Concepts Holdings Bhd                                         37,333   22,273             0.0%
                  Maxis Bhd                                                            53,000   77,837             0.0%
                  MBM Resources Bhd                                                    26,700   15,754             0.0%
                  Media Prima Bhd                                                     204,800   56,528             0.0%
                  Mega First Corp. Bhd                                                 36,200   31,590             0.0%
                  MISC Bhd                                                            140,200  236,042             0.0%
                  Mitrajaya Holdings Bhd                                               98,500   30,397             0.0%
                  MKH Bhd                                                              55,000   30,906             0.0%
                  MMC Corp. Bhd                                                       137,400   80,071             0.0%
                  Muhibbah Engineering M Bhd                                           77,600   51,656             0.0%
                  My EG Services Bhd                                                  225,900  110,741             0.0%
                  OCK Group Bhd                                                       171,300   35,715             0.0%
                  Oldtown Bhd                                                          48,400   29,833             0.0%
                  Oriental Holdings Bhd                                                14,900   23,256             0.0%
                  OSK Holdings Bhd                                                    125,400   45,347             0.0%
                  Padini Holdings Bhd                                                  60,100   44,314             0.0%
*                 Parkson Holdings Bhd                                                 70,119   10,253             0.0%
                  Petron Malaysia Refining & Marketing Bhd                             17,500   27,409             0.0%
                  Petronas Chemicals Group Bhd                                        109,100  183,423             0.0%
                  Petronas Dagangan Bhd                                                13,400   74,242             0.0%
                  Petronas Gas Bhd                                                     19,500   82,910             0.0%
                  Pos Malaysia Bhd                                                     88,800  106,738             0.0%
                  PPB Group Bhd                                                        46,400  180,686             0.0%
                  Press Metal Bhd                                                     361,200  243,557             0.0%
                  Protasco Bhd                                                         73,625   18,470             0.0%
                  Public Bank Bhd                                                      81,600  375,007             0.1%
                  QL Resources Bhd                                                     63,300   69,285             0.0%
                  RGB International Bhd                                               284,600   21,614             0.0%
                  RHB Bank Bhd                                                        124,057  157,080             0.0%
                  Sam Engineering & Equipment M Bhd                                    10,100   14,539             0.0%
                  Sapura Energy Bhd                                                 1,202,800  552,865             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
MALAYSIA -- (Continued)
                  Sarawak Oil Palms Bhd                                                41,000 $    32,389             0.0%
                  Scientex Bhd                                                         55,500     105,853             0.0%
                  Shangri-La Hotels Malaysia Bhd                                       17,500      20,546             0.0%
                  Sime Darby Bhd                                                       98,670     212,229             0.0%
#                 SKP Resources Bhd                                                    89,000      26,434             0.0%
                  SP Setia Bhd Group                                                   81,886      68,974             0.0%
                  Star Media Group Bhd                                                 62,900      34,045             0.0%
                  Sunway Bhd                                                          158,873     127,000             0.0%
                  Sunway Construction Group Bhd                                        10,290       4,738             0.0%
                  Supermax Corp. Bhd                                                  141,600      62,613             0.0%
                  Syarikat Takaful Malaysia Bhd                                        62,700      57,804             0.0%
                  Ta Ann Holdings Bhd                                                  68,280      58,805             0.0%
                  TA Enterprise Bhd                                                   103,600      15,621             0.0%
                  Taliworks Corp. Bhd                                                  41,200      14,629             0.0%
                  TDM Bhd                                                             244,200      37,111             0.0%
                  Telekom Malaysia Bhd                                                 41,700      62,029             0.0%
                  Tenaga Nasional Bhd                                                  54,000     173,375             0.0%
                  Time dotCom Bhd                                                      36,300      73,826             0.0%
                  Top Glove Corp. Bhd                                                 124,800     131,347             0.0%
                  Tropicana Corp. Bhd                                                  91,181      20,680             0.0%
                  Tune Protect Group Bhd                                              191,000      63,293             0.0%
                  UEM Edgenta Bhd                                                      74,800      55,416             0.0%
                  UEM Sunrise Bhd                                                     454,300     129,690             0.0%
*                 UMW Holdings Bhd                                                    157,500     224,767             0.0%
*                 UMW Oil & Gas Corp. Bhd                                             236,500      37,009             0.0%
                  Unisem M Bhd                                                        143,200     109,792             0.0%
                  UOA Development Bhd                                                 152,900      94,497             0.0%
                  VS Industry Bhd                                                     270,900     124,783             0.0%
                  WCT Holdings Bhd                                                    213,456     109,629             0.0%
                  Westports Holdings Bhd                                               71,300      65,726             0.0%
#                 Yinson Holdings Bhd                                                  87,600      67,578             0.0%
*                 YNH Property Bhd                                                     60,093      21,174             0.0%
                  YTL Corp. Bhd                                                     1,193,200     403,838             0.1%
                  YTL Power International Bhd                                         230,300      80,081             0.0%
                                                                                              ----------- ---------------
TOTAL MALAYSIA                                                                                 15,255,112             0.7%
                                                                                              ----------- ---------------
MEXICO -- (0.8%)
                  Alfa S.A.B. de C.V. Class A                                         600,518     823,329             0.1%
#                 Alpek S.A.B. de C.V.                                                110,727     132,635             0.0%
                  Alsea S.A.B. de C.V.                                                 93,045     330,905             0.0%
                  America Movil S.A.B. de C.V. Series L                               294,900     226,674             0.0%
                  America Movil S.A.B. de C.V. Series L ADR                            26,000     400,140             0.0%
                  Arca Continental S.A.B. de C.V.                                      65,518     481,782             0.0%
*                 Axtel S.A.B. de C.V.                                                197,488      43,116             0.0%
                  Banregio Grupo Financiero S.A.B. de C.V.                             89,801     518,525             0.1%
#                 Bolsa Mexicana de Valores S.A.B. de C.V.                             78,342     136,915             0.0%
*                 Cemex S.A.B. de C.V.                                              1,452,711   1,337,325             0.1%
*                 Cemex S.A.B. de C.V. Sponsored ADR                                   38,679     356,623             0.0%
*                 Cia Minera Autlan S.A.B. de C.V. Series B                            21,600      21,032             0.0%
                  Coca-Cola Femsa S.A.B. de C.V. Series L                              28,752     209,165             0.0%
                  Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                            800      58,168             0.0%
                  Consorcio ARA S.A.B. de C.V. Series *                               237,191      79,126             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
MEXICO -- (Continued)
*                 Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR               4,146 $   52,281             0.0%
#*                Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A         198,198    251,100             0.0%
                  Corp. Inmobiliaria Vesta S.A.B. de C.V.                           109,844    154,509             0.0%
                  Credito Real S.A.B. de C.V. SOFOM ER                               61,892     86,796             0.0%
#                 El Puerto de Liverpool S.A.B. de C.V. Class C1                      5,500     42,381             0.0%
#*                Empresas ICA S.A.B. de C.V.                                        42,400      3,761             0.0%
                  Fomento Economico Mexicano S.A.B. de C.V.                          18,670    167,943             0.0%
                  Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR             4,779    430,301             0.0%
*                 Genomma Lab Internacional S.A.B. de C.V. Class B                  191,665    242,518             0.0%
#                 Gentera S.A.B. de C.V.                                            360,697    606,423             0.1%
#                 Gruma S.A.B. de C.V. Class B                                       20,200    269,383             0.0%
#*                Grupo Aeromexico S.A.B. de C.V.                                    69,428    138,485             0.0%
                  Grupo Aeroportuario del Centro Norte S.A.B. de C.V.                35,300    196,065             0.0%
                  Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                 1,600    164,624             0.0%
                  Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B            15,461    159,322             0.0%
                  Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                    500     94,700             0.0%
                  Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B             13,925    263,865             0.0%
                  Grupo Bimbo S.A.B. de C.V. Series A                                89,317    218,770             0.0%
                  Grupo Carso S.A.B. de C.V. Series A1                               74,827    345,014             0.0%
                  Grupo Cementos de Chihuahua S.A.B. de C.V.                          5,100     24,244             0.0%
                  Grupo Comercial Chedraui S.A. de C.V.                             100,943    208,532             0.0%
#                 Grupo Elektra S.A.B. de C.V.                                       11,492    386,419             0.0%
*                 Grupo Famsa S.A.B. de C.V. Class A                                 60,103     28,096             0.0%
                  Grupo Financiero Banorte S.A.B. de C.V. Class O                   158,491    914,647             0.1%
                  Grupo Financiero Inbursa S.A.B. de C.V. Class O                   252,867    425,805             0.0%
                  Grupo Financiero Interacciones SA de C.V. Class O                  32,437    151,681             0.0%
                  Grupo Financiero Santander Mexico S.A.B. de C.V. Class B          195,648    355,747             0.0%
                  Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR        5,600     51,016             0.0%
#                 Grupo Herdez S.A.B. de C.V. Series *                               71,498    158,642             0.0%
#                 Grupo Lala S.A.B. de C.V.                                          66,439    120,700             0.0%
                  Grupo Mexico S.A.B. de C.V. Series B                              371,088  1,084,371             0.1%
                  Grupo Sanborns S.A.B. de C.V.                                      54,000     61,902             0.0%
*                 Grupo Simec S.A.B. de C.V. Series B                                29,596    110,050             0.0%
                  Grupo Televisa S.A.B. Series CPO                                  249,610  1,211,239             0.1%
                  Grupo Televisa S.A.B. Sponsored ADR                                14,900    362,070             0.0%
#*                Hoteles City Express S.A.B. de C.V.                                81,703     84,024             0.0%
*                 Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de
                    C.V.                                                             18,300     30,373             0.0%
                  Industrias Bachoco S.A.B. de C.V. Series B                         59,438    264,144             0.0%
                  Industrias Bachoco S.A.B. de C.V. Sponsored ADR                       200     10,690             0.0%
*                 Industrias CH S.A.B. de C.V. Series B                              66,709    358,257             0.0%
                  Industrias Penoles S.A.B. de C.V.                                  35,250    861,718             0.1%
#                 Infraestructura Energetica Nova S.A.B. de C.V.                     47,449    221,224             0.0%
#                 Kimberly-Clark de Mexico S.A.B. de C.V. Class A                   139,000    296,677             0.0%
*                 La Comer S.A.B. de C.V.                                            39,900     31,263             0.0%
                  Megacable Holdings S.A.B. de C.V.                                  84,503    320,367             0.0%
                  Mexichem S.A.B. de C.V.                                           248,990    683,936             0.1%
*                 Minera Frisco S.A.B. de C.V. Class A1                             104,847     67,057             0.0%
                  OHL Mexico S.A.B. de C.V.                                         313,314    382,463             0.0%
#                 Organizacion Cultiba S.A.B. de C.V.                                 8,550      8,298             0.0%
*                 Organizacion Soriana S.A.B. de C.V. Class B                        50,685    116,204             0.0%
                  Promotora y Operadora de Infraestructura S.A.B. de C.V.            35,073    372,915             0.0%
                  Qualitas Controladora S.A.B. de C.V.                               54,504     89,000             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
MEXICO -- (Continued)
                  Rassini S.A.B. de C.V.                                             13,809 $    65,314             0.0%
                  Rassini S.A.B. De C.V. Class A                                      5,600      12,925             0.0%
#*                Telesites S.A.B. de C.V.                                          170,500     106,601             0.0%
#                 TV Azteca S.A.B. de C.V.                                          601,831     104,220             0.0%
                  Vitro S.A.B. de C.V. Series A                                      11,925      45,672             0.0%
                  Wal-Mart de Mexico S.A.B. de C.V.                                 122,000     274,780             0.0%
                                                                                            ----------- ---------------
TOTAL MEXICO                                                                                 19,506,984             0.9%
                                                                                            ----------- ---------------
NETHERLANDS -- (1.9%)
                  Aalberts Industries NV                                             31,635   1,254,375             0.1%
                  ABN AMRO Group NV                                                  38,486   1,010,382             0.1%
#                 Accell Group                                                        7,964     277,768             0.0%
                  Aegon NV(5927375)                                                 236,477   1,206,945             0.1%
                  Aegon NV(007924103)                                                 3,374      17,376             0.0%
#                 Akzo Nobel NV                                                      33,500   2,929,980             0.1%
*                 Altice NV Class A                                                  16,720     415,428             0.0%
*                 Altice NV Class B                                                   4,940     122,869             0.0%
                  AMG Advanced Metallurgical Group NV                                11,974     314,074             0.0%
                  Amsterdam Commodities NV                                            6,765     188,707             0.0%
                  APERAM SA                                                          13,639     685,703             0.0%
#                 Arcadis NV                                                         20,480     355,335             0.0%
#*                ArcelorMittal(B295F26)                                             19,984     155,875             0.0%
*                 ArcelorMittal(B03XPL1)                                            212,445   1,669,465             0.1%
#                 ASM International NV                                               13,741     827,078             0.0%
#                 ASML Holding NV(B908F01)                                            3,951     520,939             0.0%
#                 ASML Holding NV(B929F46)                                            1,499     198,212             0.0%
                  BE Semiconductor Industries NV                                     18,257     954,453             0.1%
                  Beter Bed Holding NV                                                3,946      64,476             0.0%
#                 BinckBank NV                                                       24,937     123,936             0.0%
                  Boskalis Westminster                                               27,832   1,023,739             0.1%
                  Brunel International NV                                             5,294      90,051             0.0%
                  Coca-Cola European Partners P.L.C.                                 11,515     435,736             0.0%
                  Corbion NV                                                         19,372     601,197             0.0%
#                 Flow Traders                                                        3,694     113,903             0.0%
*                 Fugro NV                                                           19,898     293,496             0.0%
                  Gemalto NV(B9MS8P5)                                                15,142     847,748             0.0%
                  Gemalto NV(B011JK4)                                                   691      38,704             0.0%
                  GrandVision NV                                                      5,541     144,623             0.0%
#*                Heijmans NV                                                         8,902      68,596             0.0%
                  Heineken NV                                                        15,493   1,381,871             0.1%
                  Hunter Douglas NV                                                     938      75,702             0.0%
                  IMCD Group NV                                                      10,389     559,605             0.0%
                  ING Groep NV                                                      178,277   2,905,831             0.1%
#                 ING Groep NV Sponsored ADR                                         38,057     619,568             0.0%
                  KAS Bank NV                                                         3,579      42,520             0.0%
                  Kendrion NV                                                         3,032     108,239             0.0%
                  Koninklijke Ahold Delhaize NV                                     155,008   3,211,024             0.2%
                  Koninklijke Ahold Delhaize NV Sponsored ADR                           877      18,172             0.0%
                  Koninklijke BAM Groep NV                                           66,169     372,494             0.0%
                  Koninklijke DSM NV                                                 34,533   2,471,119             0.1%
                  Koninklijke KPN NV                                                416,493   1,204,088             0.1%
                  Koninklijke Philips NV(500472303)                                  31,275   1,076,485             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
NETHERLANDS -- (Continued)
                  Koninklijke Philips NV(5986622)                                    46,490 $ 1,605,415             0.1%
                  Koninklijke Vopak NV                                               17,687     798,181             0.0%
                  Lucas Bols NV                                                         799      15,285             0.0%
#                 Nederland Apparatenfabriek                                            437      18,282             0.0%
                  NN Group NV                                                        42,958   1,424,260             0.1%
*                 OCI NV                                                             13,333     259,440             0.0%
#*                Ordina NV                                                          32,896      57,029             0.0%
                  PostNL NV                                                          89,479     443,360             0.0%
                  Randstad Holding NV                                                20,160   1,201,898             0.1%
                  Refresco Group NV                                                   3,318      64,819             0.0%
#                 RELX NV                                                            48,598     939,095             0.1%
                  RELX NV Sponsored ADR                                               3,667      70,655             0.0%
                  SBM Offshore NV                                                    51,476     848,026             0.0%
                  Sligro Food Group NV                                                7,376     299,988             0.0%
                  TKH Group NV                                                       14,428     663,187             0.0%
*                 TomTom NV                                                          34,886     354,694             0.0%
#                 Unilever NV(B12T3J1)                                                6,494     340,191             0.0%
#                 Unilever NV(904784709)                                             23,608   1,233,282             0.1%
                  Van Lanschot NV                                                     1,849      50,249             0.0%
#                 Wessanen                                                           43,673     652,399             0.0%
                  Wolters Kluwer NV                                                  37,368   1,585,680             0.1%
                                                                                            ----------- ---------------
TOTAL NETHERLANDS                                                                            43,923,302             2.0%
                                                                                            ----------- ---------------
NEW ZEALAND -- (0.3%)
*                 a2 Milk Co., Ltd.                                                 106,585     247,125             0.0%
                  Air New Zealand, Ltd.                                             166,388     291,168             0.0%
                  Auckland International Airport, Ltd.                               66,035     312,913             0.0%
                  Chorus, Ltd.                                                      111,768     344,293             0.0%
                  Contact Energy, Ltd.                                               95,412     341,304             0.0%
                  EBOS Group, Ltd.                                                   18,390     230,829             0.0%
                  Fisher & Paykel Healthcare Corp., Ltd.                             80,671     558,082             0.1%
                  Fletcher Building, Ltd.(6341606)                                  124,377     729,889             0.1%
                  Fletcher Building, Ltd.(6341617)                                    2,494      14,637             0.0%
#                 Fonterra Co-operative Group, Ltd.                                   8,487      34,849             0.0%
                  Freightways, Ltd.                                                  27,308     140,331             0.0%
                  Genesis Energy, Ltd.                                              106,360     155,809             0.0%
                  Heartland Bank, Ltd.                                               43,958      50,023             0.0%
                  Infratil, Ltd.                                                     89,231     180,747             0.0%
                  Kathmandu Holdings, Ltd.                                           32,481      44,695             0.0%
                  Mainfreight, Ltd.                                                  18,951     287,500             0.0%
                  Mercury NZ, Ltd.                                                   76,826     169,710             0.0%
                  Meridian Energy, Ltd.                                              55,750     105,970             0.0%
                  Metlifecare, Ltd.                                                  40,924     163,153             0.0%
#                 Metro Performance Glass, Ltd.                                       5,907       5,600             0.0%
                  New Zealand Refining Co., Ltd. (The)                               49,233      78,976             0.0%
                  NZME, Ltd.                                                         54,459      33,666             0.0%
                  NZX, Ltd.                                                          34,196      25,128             0.0%
#                 Port of Tauranga, Ltd.                                             56,630     159,718             0.0%
                  Restaurant Brands New Zealand, Ltd.                                24,260      88,598             0.0%
                  Ryman Healthcare, Ltd.                                             32,659     193,437             0.0%
                  Scales Corp., Ltd.                                                 14,865      33,783             0.0%
                  SKY Network Television, Ltd.                                       76,992     203,929             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
NEW ZEALAND -- (Continued)
                  SKYCITY Entertainment Group, Ltd.                                 144,509 $  432,099             0.0%
                  Spark New Zealand, Ltd.                                           295,490    748,842             0.1%
                  Steel & Tube Holdings, Ltd.                                        27,815     45,975             0.0%
                  Summerset Group Holdings, Ltd.                                     52,003    185,609             0.0%
                  Tilt Renewables, Ltd.                                               1,960      2,900             0.0%
                  Tourism Holdings, Ltd.                                             25,219     63,887             0.0%
                  Tower, Ltd.                                                        33,200     27,797             0.0%
                  Trade Me Group, Ltd.                                               77,902    283,675             0.0%
                  Trustpower, Ltd.                                                    1,960      6,462             0.0%
                  Vector, Ltd.                                                       29,600     65,657             0.0%
                  Warehouse Group, Ltd. (The)                                         9,300     13,463             0.0%
*                 Xero, Ltd.                                                          3,239     48,329             0.0%
#                 Z Energy, Ltd.                                                     22,400    114,633             0.0%
                                                                                            ---------- ---------------
TOTAL NEW ZEALAND                                                                            7,265,190             0.3%
                                                                                            ---------- ---------------
NORWAY -- (0.6%)
                  ABG Sundal Collier Holding ASA                                    150,605     98,449             0.0%
#*                Akastor ASA                                                        54,512     80,350             0.0%
                  Aker ASA Class A                                                    8,644    328,233             0.0%
                  Aker BP ASA                                                        31,110    526,726             0.0%
*                 Aker Solutions ASA                                                 36,158    205,933             0.0%
                  American Shipping Co. ASA                                           1,624      5,146             0.0%
                  Atea ASA                                                           27,341    330,666             0.0%
                  Austevoll Seafood ASA                                              40,040    322,049             0.0%
                  Avance Gas Holding, Ltd.                                            9,395     26,537             0.0%
#*                Axactor AB                                                        165,034     47,565             0.0%
                  Bakkafrost P/F                                                      8,309    281,512             0.0%
                  Bonheur ASA                                                         6,059     52,755             0.0%
                  Borregaard ASA                                                     30,703    344,931             0.0%
                  BW LPG, Ltd.                                                       24,241    106,651             0.0%
#*                BW Offshore, Ltd.                                                  33,217     85,310             0.0%
#                 DNB ASA                                                            47,688    744,234             0.1%
#*                DNO ASA                                                           134,182    112,986             0.0%
#*                DOF ASA                                                           284,106     30,454             0.0%
                  Ekornes ASA                                                         3,871     60,823             0.0%
                  Entra ASA                                                          10,642    122,078             0.0%
#*                Fred Olsen Energy ASA                                              13,177     30,962             0.0%
#                 Frontline, Ltd.                                                    19,650    130,703             0.0%
#                 Gjensidige Forsikring ASA                                          14,624    224,663             0.0%
                  Grieg Seafood ASA                                                  28,402    223,651             0.0%
#*                Hexagon Composites ASA                                             24,428     77,524             0.0%
                  Hoegh LNG Holdings, Ltd.                                            4,283     43,828             0.0%
*                 Kongsberg Automotive ASA                                          161,629    118,162             0.0%
#                 Kongsberg Gruppen ASA                                               7,869    122,764             0.0%
*                 Kvaerner ASA                                                       55,434     72,176             0.0%
                  Leroy Seafood Group ASA                                             6,201    311,921             0.0%
                  Marine Harvest ASA                                                 32,950    548,226             0.1%
#*                Nordic Semiconductor ASA                                           19,943     79,651             0.0%
                  Norsk Hydro ASA                                                   145,699    830,287             0.1%
#*                Norwegian Air Shuttle ASA                                           8,796    249,835             0.0%
*                 Norwegian Finans Holding ASA                                        7,787     61,949             0.0%
                  Norwegian Property ASA                                             30,113     35,503             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
NORWAY -- (Continued)
#                 Ocean Yield ASA                                                      13,647 $   102,396             0.0%
*                 Odfjell Drilling, Ltd.                                                5,302      11,092             0.0%
                  Olav Thon Eiendomsselskap ASA                                         3,016      59,189             0.0%
                  Opera Software ASA                                                   27,542     124,530             0.0%
                  Orkla ASA                                                            25,862     234,643             0.0%
*                 Petroleum Geo-Services ASA                                           99,365     232,799             0.0%
*                 Prosafe SE                                                            9,807      39,035             0.0%
#                 Protector Forsikring ASA                                             18,958     157,786             0.0%
#*                REC Silicon ASA                                                     665,345      83,063             0.0%
                  Salmar ASA                                                            4,691     111,306             0.0%
#                 Scatec Solar ASA                                                     14,606      66,156             0.0%
#                 Schibsted ASA Class A                                                 3,999      99,393             0.0%
                  Schibsted ASA Class B                                                 3,285      73,573             0.0%
#*                Seadrill, Ltd.(B0HWHV8)                                              19,178      13,229             0.0%
#*                Seadrill, Ltd.(B09RMQ1)                                              74,009      50,309             0.0%
                  Selvaag Bolig ASA                                                     6,406      26,495             0.0%
#*                Songa Offshore                                                        7,619      26,478             0.0%
                  SpareBank 1 SR-Bank ASA                                              28,169     222,173             0.0%
                  Statoil ASA                                                          82,476   1,358,288             0.1%
                  Statoil ASA Sponsored ADR                                             7,338     120,563             0.0%
                  Stolt-Nielsen, Ltd.                                                   9,071     140,215             0.0%
                  Storebrand ASA                                                       99,362     654,712             0.1%
#                 Subsea 7 SA                                                          54,302     894,877             0.1%
                  Telenor ASA                                                          22,079     356,656             0.0%
                  TGS Nopec Geophysical Co. ASA                                        24,766     539,927             0.0%
                  Tomra Systems ASA                                                    29,260     339,618             0.0%
                  Treasure ASA                                                         11,068      20,258             0.0%
                  Veidekke ASA                                                         12,605     167,844             0.0%
*                 Wallenius Wilhelmsen Logistics                                        6,093      30,862             0.0%
                  Wilh Wilhelmsen Holding ASA Class A                                   3,371      93,672             0.0%
#                 XXL ASA                                                               7,469      80,418             0.0%
                  Yara International ASA                                               18,484     687,327             0.1%
                                                                                              ----------- ---------------
TOTAL NORWAY                                                                                   14,294,075             0.7%
                                                                                              ----------- ---------------
PERU -- (0.0%)
                  Cementos Pacasmayo SAA ADR                                            1,856      19,812             0.0%
                  Cia de Minas Buenaventura SAA ADR                                     1,300      15,613             0.0%
                  Credicorp, Ltd.                                                       1,928     296,256             0.0%
*                 Fossal SAA ADR                                                          235         211             0.0%
                  Grana y Montero SAA Sponsored ADR                                     5,845      19,698             0.0%
                                                                                              ----------- ---------------
TOTAL PERU                                                                                        351,590             0.0%
                                                                                              ----------- ---------------
PHILIPPINES -- (0.3%)
                  Aboitiz Equity Ventures, Inc.                                        73,140     112,494             0.0%
                  Aboitiz Power Corp.                                                  42,800      36,420             0.0%
                  Alliance Global Group, Inc.                                         515,400     152,677             0.0%
                  Ayala Corp.                                                          11,090     192,289             0.0%
                  Ayala Land, Inc.                                                    183,300     129,533             0.0%
                  Bank of the Philippine Islands                                       58,990     123,704             0.0%
                  BDO Unibank, Inc.                                                   167,693     402,648             0.1%
                  Belle Corp.                                                       1,052,000      86,414             0.0%
*                 Bloomberry Resorts Corp.                                            587,000     105,784             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
PHILIPPINES -- (Continued)
                  Cebu Air, Inc.                                                       55,940 $  120,921             0.0%
                  Century Pacific Food, Inc.                                          116,000     38,300             0.0%
                  China Banking Corp.                                                  47,400     33,491             0.0%
                  Cosco Capital, Inc.                                                 522,100     85,285             0.0%
                  D&L Industries, Inc.                                                399,100    102,223             0.0%
                  DMCI Holdings, Inc.                                                 620,200    159,595             0.0%
*                 DoubleDragon Properties Corp.                                        59,200     61,632             0.0%
                  East West Banking Corp.                                              32,300     13,863             0.0%
                  Emperador, Inc.                                                     295,000     37,731             0.0%
                  Energy Development Corp.                                          3,018,500    364,400             0.1%
                  Filinvest Land, Inc.                                              2,591,000     89,856             0.0%
                  First Gen Corp.                                                     188,500     81,102             0.0%
                  First Philippine Holdings Corp.                                      64,670     93,850             0.0%
*                 Global Ferronickel Holdings, Inc.                                   434,333     22,146             0.0%
                  Globe Telecom, Inc.                                                   5,395    224,164             0.0%
                  GT Capital Holdings, Inc.                                            12,360    311,812             0.1%
                  International Container Terminal Services, Inc.                     108,050    192,354             0.0%
                  JG Summit Holdings, Inc.                                            178,570    300,986             0.0%
                  Jollibee Foods Corp.                                                 41,950    176,259             0.0%
                  Lopez Holdings Corp.                                                506,100     77,872             0.0%
                  LT Group, Inc.                                                      432,900    138,313             0.0%
                  Manila Electric Co.                                                  16,880     94,583             0.0%
                  Manila Water Co., Inc.                                              226,400    144,774             0.0%
*                 Megawide Construction Corp.                                         229,700     84,933             0.0%
                  Megaworld Corp.                                                   2,523,200    205,069             0.0%
*                 Melco Crown Philippines Resorts Corp.                               339,000     49,966             0.0%
                  Metro Pacific Investments Corp.                                   1,596,500    210,229             0.0%
                  Metropolitan Bank & Trust Co.                                        60,804    102,724             0.0%
                  Nickel Asia Corp.                                                   583,600     72,923             0.0%
                  Pepsi-Cola Products Philippines, Inc.                                13,000        963             0.0%
                  Petron Corp.                                                        662,600    120,780             0.0%
                  Philex Mining Corp.                                                 319,400     56,476             0.0%
                  Philippine National Bank                                             61,670     80,511             0.0%
                  Phinma Energy Corp.                                                 261,000     11,227             0.0%
                  PLDT, Inc.                                                            7,860    278,977             0.0%
                  PLDT, Inc. Sponsored ADR                                                900     31,959             0.0%
                  Premium Leisure Corp.                                               952,000     29,731             0.0%
                  Puregold Price Club, Inc.                                           136,600    114,017             0.0%
                  Rizal Commercial Banking Corp.                                       55,000     60,061             0.0%
                  Robinsons Land Corp.                                                347,900    178,753             0.0%
                  Robinsons Retail Holdings, Inc.                                      75,430    119,893             0.0%
                  San Miguel Corp.                                                     90,360    198,909             0.0%
                  Security Bank Corp.                                                  70,750    301,852             0.0%
                  Semirara Mining & Power Corp.                                        57,670    171,908             0.0%
                  SM Investments Corp.                                                  7,395    107,764             0.0%
                  SM Prime Holdings, Inc.                                             178,400    106,411             0.0%
                  Travellers International Hotel Group, Inc.                           98,200      6,485             0.0%
                  Union Bank of the Philippines                                        21,020     33,570             0.0%
                  Universal Robina Corp.                                               37,270    128,256             0.0%
                  Vista Land & Lifescapes, Inc.                                     1,737,000    183,938             0.0%
                                                                                              ---------- ---------------
TOTAL PHILIPPINES                                                                              7,355,760             0.3%
                                                                                              ---------- ---------------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
POLAND -- (0.4%)
*                 Alior Bank SA                                                      13,984 $  268,951             0.0%
                  Amica SA                                                            1,001     50,212             0.0%
*                 AmRest Holdings SE                                                    800     75,788             0.0%
                  Asseco Poland SA                                                   21,830    307,175             0.0%
                  Bank Handlowy w Warszawie SA                                        5,275    101,847             0.0%
*                 Bank Millennium SA                                                128,268    228,783             0.0%
                  Bank Pekao SA                                                       2,891    104,770             0.0%
                  Bank Zachodni WBK SA                                                3,014    276,585             0.0%
*                 Boryszew SA                                                        34,003    101,576             0.0%
                  Budimex SA                                                          2,085    147,778             0.0%
                  CCC SA                                                              2,828    163,552             0.0%
*                 CD Projekt SA                                                       8,801    153,780             0.0%
                  Ciech SA                                                           10,003    200,065             0.0%
*                 Cyfrowy Polsat SA                                                  23,978    150,025             0.0%
*                 Enea SA                                                            68,788    211,283             0.0%
                  Energa SA                                                          32,183     82,642             0.0%
                  Eurocash SA                                                         8,043     71,323             0.0%
                  Fabryki Mebli Forte SA                                                621     12,689             0.0%
#*                Getin Holding SA                                                   68,486     23,297             0.0%
#*                Getin Noble Bank SA                                               175,051     83,885             0.0%
*                 Globe Trade Centre SA                                              30,498     72,320             0.0%
                  Grupa Azoty SA                                                     10,318    181,957             0.0%
                  Grupa Kety SA                                                       1,434    157,438             0.0%
*                 Grupa Lotos SA                                                     31,896    496,888             0.1%
*                 Impexmetal SA                                                      41,073     44,858             0.0%
                  ING Bank Slaski SA                                                  1,055     48,664             0.0%
                  Inter Cars SA                                                         906     72,437             0.0%
*                 Jastrzebska Spolka Weglowa SA                                      16,416    331,328             0.0%
                  Kernel Holding SA                                                  16,729    297,913             0.0%
                  KGHM Polska Miedz SA                                               16,718    529,593             0.1%
                  KRUK SA                                                             2,567    189,204             0.0%
                  LPP SA                                                                138    246,904             0.0%
*                 Lubelski Wegiel Bogdanka SA                                         1,970     36,858             0.0%
*                 mBank SA                                                            1,480    165,167             0.0%
                  Netia SA                                                           57,421     65,132             0.0%
                  Neuca SA                                                              238     24,095             0.0%
                  Orange Polska SA                                                   73,547     87,713             0.0%
                  Pfleiderer Grajewo SA                                               7,200     82,487             0.0%
                  PGE Polska Grupa Energetyczna SA                                  130,329    387,111             0.1%
*                 PKP Cargo SA                                                        4,953     81,563             0.0%
                  Polski Koncern Naftowy Orlen SA                                    38,846  1,160,935             0.1%
                  Polskie Gornictwo Naftowe i Gazownictwo SA                         40,356     68,811             0.0%
*                 Powszechna Kasa Oszczednosci Bank Polski SA                        39,328    358,064             0.0%
                  Powszechny Zaklad Ubezpieczen SA                                   21,906    241,703             0.0%
*                 Rafako SA                                                           5,778     11,398             0.0%
                  Stalprodukt SA                                                        471     65,498             0.0%
                  Synthos SA                                                        104,522    145,164             0.0%
*                 Tauron Polska Energia SA                                          277,312    235,206             0.0%
                  Trakcja SA                                                         10,194     43,047             0.0%
                  Warsaw Stock Exchange                                               3,411     39,905             0.0%
                                                                                            ----------             ---
TOTAL POLAND                                                                                 8,785,367             0.4%
                                                                                            ----------             ---

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
PORTUGAL -- (0.2%)
                  Altri SGPS SA                                                        29,560 $  138,034             0.0%
*                 Banco Comercial Portugues SA Class R                              1,097,248    245,138             0.0%
                  CTT-Correios de Portugal SA                                          23,403    133,578             0.0%
                  EDP - Energias de Portugal SA                                       125,311    413,554             0.0%
                  EDP Renovaveis SA                                                    45,219    344,597             0.0%
                  Galp Energia SGPS SA                                                 69,653  1,082,476             0.1%
                  Jeronimo Martins SGPS SA                                             25,041    459,527             0.0%
                  Mota-Engil SGPS SA                                                   37,904     96,385             0.0%
                  Navigator Co. SA (The)                                               72,578    307,092             0.0%
                  NOS SGPS SA                                                          92,329    528,861             0.1%
#                 REN - Redes Energeticas Nacionais SGPS SA                            56,325    165,562             0.0%
                  Semapa-Sociedade de Investimento e Gestao                             8,675    136,072             0.0%
                  Sonae Capital SGPS SA                                                15,748     14,595             0.0%
*                 Sonae SGPS SA                                                       367,829    377,404             0.0%
                                                                                              ---------- ---------------
TOTAL PORTUGAL                                                                                 4,442,875             0.2%
                                                                                              ---------- ---------------
RUSSIA -- (0.3%)
                  Etalon Group, Ltd. GDR(B5TWX80)                                      16,911     65,071             0.0%
                  Etalon Group, Ltd. GDR(29760G103)                                    30,650    118,002             0.0%
                  Gazprom PJSC Sponsored ADR                                          207,012    982,800             0.1%
                  Globaltrans Investment P.L.C. Sponsored GDR                           5,753     43,580             0.0%
*                 Lenta, Ltd. GDR(BJ621Y903)                                           15,300     97,428             0.0%
*                 Lenta, Ltd. GDR(52634T200)                                            6,241     39,755             0.0%
                  Lukoil PJSC Sponsored ADR(BYZDW2900)                                  8,682    430,945             0.1%
                  Lukoil PJSC Sponsored ADR(69343P105)                                  5,085    251,962             0.0%
                  Magnitogorsk Iron & Steel OJSC Sponsored GDR                         17,514    134,857             0.0%
*                 Mail.Ru Group, Ltd. GDR                                               1,819     47,883             0.0%
*                 Mechel PJSC Sponsored ADR                                            12,930     77,709             0.0%
                  MegaFon PJSC GDR                                                     12,834    137,331             0.0%
                  MMC Norilsk Nickel PJSC ADR(BYSW6D901)                                9,222    141,667             0.0%
                  MMC Norilsk Nickel PJSC ADR(55315J102)                                2,808     43,215             0.0%
                  Novatek PJSC GDR(669888109)                                             491     59,509             0.0%
                  Novatek PJSC GDR(B0DK75903)                                             810     98,065             0.0%
                  Novolipetsk Steel PJSC GDR                                            8,327    157,882             0.0%
                  PhosAgro PJSC GDR                                                     7,385    108,926             0.0%
*                 PIK Group PJSC GDR                                                    5,506     27,494             0.0%
                  Ros Agro P.L.C. GDR                                                   1,362     16,684             0.0%
                  Ros Agro PLC GDR                                                      2,407     29,438             0.0%
                  Rosneft Oil Co. PJSC GDR(67812M207)                                  21,441    118,676             0.0%
                  Rosneft Oil Co. PJSC GDR(B17FSC901)                                  21,859    120,941             0.0%
                  Rostelecom PJSC Sponsored ADR                                         8,039     63,192             0.0%
                  RusHydro PJSC ADR                                                   131,916    201,036             0.0%
                  Sberbank of Russia PJSC Sponsored ADR                                99,013  1,180,415             0.1%
                  Severstal PJSC GDR(818150302)                                         4,062     55,568             0.0%
                  Severstal PJSC GDR(B1G4YH908)                                         6,022     82,257             0.0%
                  Tatneft PJSC Sponsored ADR                                            7,972    312,029             0.0%
                  TMK PJSC GDR(B1FY0V909)                                               5,570     29,062             0.0%
                  TMK PJSC GDR(87260R201)                                              11,935     62,301             0.0%
                  VEON, Ltd.                                                           77,768    321,182             0.0%
                  VTB Bank PJSC GDR(B1W7FX909)                                         67,339    155,695             0.0%
                  VTB Bank PJSC GDR(46630Q202)                                        115,626    267,212             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
RUSSIA -- (Continued)
*                 X5 Retail Group NV GDR                                                6,435 $  226,832             0.0%
                                                                                              ---------- ---------------
TOTAL RUSSIA                                                                                   6,306,601             0.3%
                                                                                              ---------- ---------------
SINGAPORE -- (0.8%)
                  Accordia Golf Trust                                                 154,600     82,419             0.0%
                  Ascendas India Trust                                                106,800     88,011             0.0%
*                 Banyan Tree Holdings, Ltd.                                           55,400     21,246             0.0%
                  Best World International, Ltd.                                       40,500     72,964             0.0%
*                 Boustead Projects, Ltd.                                               3,600      2,203             0.0%
                  Boustead Singapore, Ltd.                                            111,000     70,712             0.0%
                  Breadtalk Group, Ltd.                                                21,500     20,771             0.0%
                  Bukit Sembawang Estates, Ltd.                                        14,000     59,935             0.0%
                  CapitaLand, Ltd.                                                    160,800    432,060             0.0%
                  Centurion Corp., Ltd.                                                37,900     11,807             0.0%
                  China Aviation Oil Singapore Corp., Ltd.                             51,300     59,447             0.0%
                  China Sunsine Chemical Holdings, Ltd.                                35,500     20,362             0.0%
                  Chip Eng Seng Corp., Ltd.                                           125,100     66,154             0.0%
                  City Developments, Ltd.                                              74,200    572,583             0.0%
                  Civmec, Ltd.                                                         80,600     37,846             0.0%
                  ComfortDelGro Corp., Ltd.                                           333,500    653,464             0.1%
#*                COSCO Shipping International Singapore Co,. Ltd.                    365,700     74,689             0.0%
                  CSE Global, Ltd.                                                    100,300     37,340             0.0%
#*                CWT, Ltd.                                                            99,600    163,454             0.0%
                  Dairy Farm International Holdings, Ltd.                              14,000    124,529             0.0%
                  DBS Group Holdings, Ltd.                                            101,088  1,396,066             0.1%
                  Del Monte Pacific, Ltd.                                             160,100     38,461             0.0%
                  Delfi, Ltd.                                                           5,000      8,196             0.0%
                  Duty Free International, Ltd.                                        42,700     12,843             0.0%
*                 Dyna-Mac Holdings, Ltd.                                              38,000      4,077             0.0%
#*                Ezion Holdings, Ltd.                                                547,950    117,344             0.0%
#*                Ezra Holdings, Ltd.                                                 803,479      6,326             0.0%
                  Far East Orchard, Ltd.                                               10,100     11,796             0.0%
                  First Resources, Ltd.                                               159,000    213,196             0.0%
                  Food Empire Holdings, Ltd.                                           51,800     20,395             0.0%
                  Frasers Centrepoint, Ltd.                                            33,400     45,405             0.0%
                  Fu Yu Corp., Ltd.                                                   130,800     22,455             0.0%
*                 Gallant Venture, Ltd.                                               211,200     20,800             0.0%
                  Genting Singapore P.L.C.                                            190,700    151,938             0.0%
*                 Geo Energy Resources, Ltd.                                           94,500     21,949             0.0%
                  GL, Ltd.                                                            108,200     60,040             0.0%
                  Global Logistic Properties, Ltd.                                    109,800    226,208             0.0%
                  Golden Agri-Resources, Ltd.                                       2,001,600    514,929             0.0%
                  Great Eastern Holdings, Ltd.                                          4,000     62,706             0.0%
                  GuocoLand, Ltd.                                                      11,000     14,371             0.0%
*                 Halcyon Agri Corp., Ltd.                                             27,000     12,064             0.0%
                  Hanwell Holdings, Ltd.                                               81,500     17,850             0.0%
                  Haw Par Corp., Ltd.                                                   1,800     13,152             0.0%
                  Health Management International, Ltd.                                25,531     11,164             0.0%
                  Hi-P International, Ltd.                                             46,700     23,077             0.0%
                  Ho Bee Land, Ltd.                                                    55,900     97,546             0.0%
                  Hong Fok Corp., Ltd.                                                 85,000     49,371             0.0%
                  Hong Leong Asia, Ltd.                                                13,300     10,628             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
SINGAPORE -- (Continued)
                  Hongkong Land Holdings, Ltd.                                         19,900 $  153,369             0.0%
#                 Hutchison Port Holdings Trust                                     1,326,100    536,842             0.0%
                  Hyflux, Ltd.                                                        178,500     70,897             0.0%
                  Indofood Agri Resources, Ltd.                                       119,000     41,583             0.0%
                  Japfa, Ltd.                                                         168,500     73,010             0.0%
                  Jardine Cycle & Carriage, Ltd.                                        5,933    200,776             0.0%
                  k1 Ventures, Ltd.                                                    68,500     35,293             0.0%
                  Keppel Corp., Ltd.                                                  186,700    868,065             0.1%
                  Keppel Infrastructure Trust                                         394,900    147,035             0.0%
                  Keppel Telecommunications & Transportation, Ltd.                     32,900     42,153             0.0%
                  Lian Beng Group, Ltd.                                                40,000     17,194             0.0%
                  M1, Ltd.                                                             81,800    127,061             0.0%
                  Mandarin Oriental International, Ltd.                                16,600     23,722             0.0%
                  Metro Holdings, Ltd.                                                204,400    168,934             0.0%
                  Midas Holdings, Ltd.                                                408,200     65,728             0.0%
*                 Nam Cheong, Ltd.                                                    133,000      1,615             0.0%
#*                Noble Group, Ltd.                                                 3,321,300    339,478             0.0%
                  NSL, Ltd.                                                            15,200     15,996             0.0%
                  Olam International, Ltd.                                            155,300    212,365             0.0%
                  OUE, Ltd.                                                           133,700    196,103             0.0%
                  Oversea-Chinese Banking Corp., Ltd.                                 172,984  1,211,527             0.1%
                  Oxley Holdings, Ltd.                                                177,400     72,325             0.0%
                  QAF, Ltd.                                                            54,100     51,879             0.0%
*                 Raffles Education Corp., Ltd.                                        50,000      7,159             0.0%
#                 Raffles Medical Group, Ltd.                                         161,362    161,630             0.0%
                  RHT Health Trust                                                    235,600    159,406             0.0%
                  Riverstone Holdings, Ltd.                                            54,100     34,255             0.0%
                  SATS, Ltd.                                                           78,500    286,250             0.0%
                  SembCorp Industries, Ltd.                                           322,096    697,889             0.1%
#                 SembCorp Marine, Ltd.                                               181,200    210,937             0.0%
                  Sheng Siong Group, Ltd.                                             106,100     74,407             0.0%
                  SIA Engineering Co., Ltd.                                            16,600     44,424             0.0%
*                 SIIC Environment Holdings, Ltd.                                     262,400     99,541             0.0%
                  Sinarmas Land, Ltd.                                                 396,100    128,942             0.0%
                  Sing Holdings, Ltd.                                                  63,900     16,693             0.0%
                  Singapore Airlines, Ltd.                                            121,400    889,347             0.1%
                  Singapore Exchange, Ltd.                                             42,400    224,674             0.0%
#                 Singapore Post, Ltd.                                                335,500    331,061             0.0%
#                 Singapore Press Holdings, Ltd.                                       86,900    215,657             0.0%
                  Singapore Technologies Engineering, Ltd.                             88,800    240,888             0.0%
                  Singapore Telecommunications, Ltd.(B02PY22)                         158,800    425,152             0.0%
                  Singapore Telecommunications, Ltd.(B02PY00)                          91,500    244,181             0.0%
#                 Sino Grandness Food Industry Group, Ltd.                            203,490     34,915             0.0%
                  Stamford Land Corp., Ltd.                                            26,000      9,982             0.0%
#                 StarHub, Ltd.                                                       105,300    209,975             0.0%
                  Sunningdale Tech, Ltd.                                               52,500     63,790             0.0%
*                 Swiber Holdings, Ltd.                                                29,250        856             0.0%
                  Tai Sin Electric, Ltd.                                               47,100     14,988             0.0%
*                 Tat Hong Holdings, Ltd.                                             153,800     43,989             0.0%
                  Tuan Sing Holdings, Ltd.                                            107,400     25,063             0.0%
                  UMS Holdings, Ltd.                                                   70,000     47,814             0.0%
                  United Engineers, Ltd.                                              176,400    363,242             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SINGAPORE -- (Continued)
                  United Industrial Corp., Ltd.                                      33,200 $    75,084             0.0%
                  United Overseas Bank, Ltd.                                         49,572     771,822             0.1%
                  UOB-Kay Hian Holdings, Ltd.                                        13,000      13,126             0.0%
                  UOL Group, Ltd.                                                   148,200     767,594             0.1%
                  Valuetronics Holdings, Ltd.                                       161,800      94,337             0.0%
                  Venture Corp., Ltd.                                                89,400     780,230             0.1%
                  Wheelock Properties Singapore, Ltd.                                96,800     129,122             0.0%
                  Wilmar International, Ltd.                                         97,500     247,657             0.0%
                  Wing Tai Holdings, Ltd.                                           218,700     295,671             0.0%
                                                                                            ----------- ---------------
TOTAL SINGAPORE                                                                              19,031,049             0.9%
                                                                                            ----------- ---------------
SOUTH AFRICA -- (1.7%)
                  Adcock Ingram Holdings, Ltd.                                       12,195      54,632             0.0%
                  Adcorp Holdings, Ltd.                                               8,176       8,370             0.0%
                  Advtech, Ltd.                                                     170,762     244,191             0.0%
                  Aeci, Ltd.                                                         40,168     348,150             0.0%
                  African Rainbow Minerals, Ltd.                                     40,363     255,153             0.0%
                  Alexander Forbes Group Holdings, Ltd.                             189,872      91,590             0.0%
                  Alviva Holdings, Ltd.                                              33,548      52,876             0.0%
*                 Anglo American Platinum, Ltd.                                       6,508     160,705             0.0%
#                 AngloGold Ashanti, Ltd. Sponsored ADR                             117,913   1,347,746             0.1%
*                 ArcelorMittal South Africa, Ltd.                                  133,813      75,141             0.0%
                  Ascendis Health, Ltd.                                              34,974      65,295             0.0%
                  Aspen Pharmacare Holdings, Ltd.                                    16,187     335,741             0.0%
                  Assore, Ltd.                                                       10,867     175,181             0.0%
                  Astral Foods, Ltd.                                                 11,415     132,668             0.0%
*                 Attacq, Ltd.                                                       97,378     123,933             0.0%
*                 Aveng, Ltd.                                                        94,182      40,189             0.0%
                  AVI, Ltd.                                                          93,682     684,849             0.1%
                  Barclays Africa Group, Ltd.                                        84,308     925,954             0.1%
                  Barloworld, Ltd.                                                   75,782     682,654             0.1%
                  Bid Corp., Ltd.                                                    37,623     797,045             0.1%
                  Bidvest Group, Ltd. (The)                                          91,326   1,090,071             0.1%
                  Blue Label Telecoms, Ltd.                                         136,282     172,972             0.0%
*                 Brait SE                                                           67,668     431,812             0.0%
                  Capitec Bank Holdings, Ltd.                                         6,397     365,251             0.0%
                  Cashbuild, Ltd.                                                     7,006     190,382             0.0%
                  City Lodge Hotels, Ltd.                                             8,417      93,719             0.0%
                  Clicks Group, Ltd.                                                 45,588     458,170             0.0%
                  Clover Industries, Ltd.                                            49,228      59,857             0.0%
*                 Consolidated Infrastructure Group, Ltd.                            33,851      46,061             0.0%
                  Coronation Fund Managers, Ltd.                                     46,778     221,916             0.0%
*                 Curro Holdings, Ltd.                                               23,476      81,238             0.0%
                  DataTec, Ltd.                                                      63,539     276,367             0.0%
                  Discovery, Ltd.                                                    59,619     596,898             0.0%
                  Distell Group, Ltd.                                                 7,098      71,407             0.0%
                  DRDGOLD, Ltd.                                                      67,874      26,472             0.0%
                  EOH Holdings, Ltd.                                                 42,616     451,207             0.0%
                  Exxaro Resources, Ltd.                                             46,247     393,440             0.0%
                  Famous Brands, Ltd.                                                17,681     196,228             0.0%
                  FirstRand, Ltd.                                                   229,473     856,122             0.1%
                  Foschini Group, Ltd. (The)                                         82,660     986,933             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
SOUTH AFRICA -- (Continued)
                  Gold Fields, Ltd.                                                  30,473 $   99,876             0.0%
                  Gold Fields, Ltd. Sponsored ADR                                   212,628    691,041             0.1%
*                 Grindrod, Ltd.                                                    176,161    158,465             0.0%
                  Group Five, Ltd.                                                   21,012     24,546             0.0%
                  Harmony Gold Mining Co., Ltd.                                      67,965    147,170             0.0%
#                 Harmony Gold Mining Co., Ltd. Sponsored ADR                        41,621     90,734             0.0%
                  Holdsport, Ltd.                                                       927      4,391             0.0%
                  Hudaco Industries, Ltd.                                             9,976    101,584             0.0%
                  Hulamin, Ltd.                                                      28,559     14,804             0.0%
*                 Impala Platinum Holdings, Ltd.                                    138,128    443,226             0.0%
#                 Imperial Holdings, Ltd.                                            51,899    656,395             0.0%
                  Investec, Ltd.                                                     36,789    276,053             0.0%
                  Invicta Holdings, Ltd.                                              1,753      7,177             0.0%
                  JSE, Ltd.                                                          42,442    452,489             0.0%
                  KAP Industrial Holdings, Ltd.                                     397,458    278,457             0.0%
*                 Kumba Iron Ore, Ltd.                                               20,069    260,908             0.0%
#                 Lewis Group, Ltd.                                                  34,490     97,652             0.0%
                  Liberty Holdings, Ltd.                                             36,812    296,832             0.0%
#                 Life Healthcare Group Holdings, Ltd.                              222,512    478,949             0.0%
                  Massmart Holdings, Ltd.                                            44,342    428,792             0.0%
                  Merafe Resources, Ltd.                                            560,795     69,589             0.0%
                  Metair Investments, Ltd.                                           59,989    102,736             0.0%
                  MMI Holdings, Ltd.                                                328,157    572,752             0.0%
                  Mondi, Ltd.                                                        19,494    505,444             0.0%
                  Mpact, Ltd.                                                        48,670    112,737             0.0%
                  Mr. Price Group, Ltd.                                              28,962    340,446             0.0%
                  MTN Group, Ltd.                                                   279,151  2,640,020             0.1%
#                 Murray & Roberts Holdings, Ltd.                                   143,603    150,548             0.0%
*                 Nampak, Ltd.                                                      184,691    247,362             0.0%
                  Naspers, Ltd. Class N                                               5,120    973,576             0.1%
                  Nedbank Group, Ltd.                                                26,106    440,143             0.0%
                  Netcare, Ltd.                                                     168,512    334,380             0.0%
                  New Europe Property Investments P.L.C.                             22,123    242,676             0.0%
*                 Northam Platinum, Ltd.                                             64,338    238,937             0.0%
                  Oceana Group, Ltd.                                                 16,231    120,731             0.0%
                  Omnia Holdings, Ltd.                                               18,402    219,326             0.0%
                  Peregrine Holdings, Ltd.                                           75,575    150,121             0.0%
                  Pick n Pay Stores, Ltd.                                            48,103    228,548             0.0%
                  Pioneer Foods Group, Ltd.                                          33,419    412,206             0.0%
*                 PPC, Ltd.                                                         463,755    217,282             0.0%
                  PSG Group, Ltd.                                                    12,477    236,504             0.0%
                  Raubex Group, Ltd.                                                 55,460    100,009             0.0%
                  Reunert, Ltd.                                                      41,650    220,556             0.0%
                  Rhodes Food Group Pty, Ltd.                                        52,907     96,953             0.0%
*                 Royal Bafokeng Platinum, Ltd.                                      18,908     49,951             0.0%
                  Sanlam, Ltd.                                                      231,440  1,229,058             0.1%
                  Santam, Ltd.                                                       14,730    272,448             0.0%
                  Sappi, Ltd.                                                       177,810  1,320,491             0.1%
                  Sasol, Ltd.                                                         8,180    250,675             0.0%
#                 Sasol, Ltd. Sponsored ADR                                          39,155  1,195,011             0.1%
                  Shoprite Holdings, Ltd.                                            33,844    530,948             0.0%
                  Sibanye Gold, Ltd.                                                137,419    276,136             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SOUTH AFRICA -- (Continued)
#                 Sibanye Gold, Ltd. Sponsored ADR                                    7,300 $    58,473             0.0%
                  SPAR Group, Ltd. (The)                                             27,513     370,829             0.0%
                  Spur Corp., Ltd.                                                   22,560      52,588             0.0%
                  Standard Bank Group, Ltd.                                         136,694   1,517,930             0.1%
                  Steinhoff International Holdings NV                               198,757   1,011,096             0.1%
                  Sun International, Ltd.                                            26,416     144,194             0.0%
*                 Super Group, Ltd.                                                 130,528     359,105             0.0%
                  Telkom SA SOC, Ltd.                                               104,539     585,053             0.0%
                  Tiger Brands, Ltd.                                                 24,192     730,643             0.1%
                  Tongaat Hulett, Ltd.                                               33,882     305,889             0.0%
                  Transaction Capital, Ltd.                                          30,279      33,223             0.0%
                  Trencor, Ltd.                                                      31,280      94,178             0.0%
                  Truworths International, Ltd.                                     136,724     885,310             0.1%
                  Tsogo Sun Holdings, Ltd.                                          151,574     285,545             0.0%
                  Vodacom Group, Ltd.                                                19,623     221,933             0.0%
                  Wilson Bayly Holmes-Ovcon, Ltd.                                    14,941     159,791             0.0%
                  Woolworths Holdings, Ltd.                                         121,624     659,275             0.0%
                                                                                            ----------- ---------------
TOTAL SOUTH AFRICA                                                                           40,251,482             1.8%
                                                                                            ----------- ---------------
SOUTH KOREA -- (3.8%)
                  Able C&C Co., Ltd.                                                  1,931      49,611             0.0%
*                 Ace Technologies Corp.                                              5,022      17,418             0.0%
                  Advanced Nano Products Co., Ltd.                                    1,764      19,985             0.0%
                  Aekyung Petrochemical Co., Ltd.                                     3,630      40,315             0.0%
                  AfreecaTV Co., Ltd.                                                 1,213      25,303             0.0%
*                 Agabang&Company                                                     6,392      40,578             0.0%
#                 Ahnlab, Inc.                                                          779      49,626             0.0%
*                 AJ Rent A Car Co., Ltd.                                             5,779      58,388             0.0%
                  AK Holdings, Inc.                                                   1,453      82,298             0.0%
#                 ALUKO Co., Ltd.                                                    14,094      53,926             0.0%
                  Amorepacific Corp.                                                    869     222,858             0.0%
                  AMOREPACIFIC Group                                                  1,918     221,591             0.0%
*                 Amotech Co., Ltd.                                                   4,455      94,565             0.0%
                  Anapass, Inc.                                                       2,793      32,026             0.0%
                  Asia Cement Co., Ltd.                                                 423      30,156             0.0%
                  ASIA Holdings Co., Ltd.                                               233      20,105             0.0%
                  Asia Paper Manufacturing Co., Ltd.                                  1,806      31,722             0.0%
*                 Asiana Airlines, Inc.                                              44,473     175,925             0.0%
                  Atinum Investment Co., Ltd.                                        13,774      24,547             0.0%
                  Aurora World Corp.                                                  2,350      20,588             0.0%
                  Autech Corp.                                                        4,361      42,508             0.0%
                  Avaco Co., Ltd.                                                     3,317      18,163             0.0%
                  Baiksan Co., Ltd.                                                   5,715      43,674             0.0%
#*                Barunson Entertainment & Arts Corp.                                11,764      28,355             0.0%
                  BGF retail Co., Ltd.                                                1,364     131,315             0.0%
#*                BH Co., Ltd.                                                        3,888      75,086             0.0%
                  Binggrae Co., Ltd.                                                  1,582      95,393             0.0%
                  Bluecom Co., Ltd.                                                   1,728      16,830             0.0%
                  BNK Financial Group, Inc.                                          73,614     617,381             0.1%
#*                Bohae Brewery Co., Ltd.                                            18,323      19,864             0.0%
                  Boryung Pharmaceutical Co., Ltd.                                    1,157      50,683             0.0%
*                 Bubang Co., Ltd.                                                    8,619      30,568             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
SOUTH KOREA -- (Continued)
                  Bukwang Pharmaceutical Co., Ltd.                                   1,190 $ 21,784             0.0%
                  Byucksan Corp.                                                    13,144   44,244             0.0%
*                 CammSys Corp.                                                     12,294   30,333             0.0%
#*                Capro Corp.                                                       10,770   72,222             0.0%
                  Cell Biotech Co., Ltd.                                             1,192   38,665             0.0%
#*                Celltrion, Inc.                                                    1,969  154,927             0.0%
*                 Chabiotech Co., Ltd.                                               7,185   80,670             0.0%
                  Changhae Ethanol Co., Ltd.                                         1,072   17,045             0.0%
*                 Charm Engineering Co., Ltd.                                        7,999   19,829             0.0%
                  Cheil Worldwide, Inc.                                              6,646  107,704             0.0%
*                 China Great Star International, Ltd.                              20,389   25,887             0.0%
                  Chong Kun Dang Pharmaceutical Corp.                                  481   49,208             0.0%
                  Chongkundang Holdings Corp.                                          895   53,883             0.0%
                  Chungdahm Learning, Inc.                                           1,652   26,467             0.0%
                  CJ CGV Co., Ltd.                                                   2,550  191,498             0.0%
                  CJ CheilJedang Corp.                                               1,129  338,558             0.0%
                  CJ Corp.                                                           1,999  328,371             0.0%
                  CJ E&M Corp.                                                       4,234  299,452             0.0%
                  CJ Freshway Corp.                                                  1,329   40,132             0.0%
                  CJ Hellovision Co., Ltd.                                           6,042   50,050             0.0%
*                 CJ Korea Express Corp.                                               603   88,140             0.0%
                  CJ O Shopping Co., Ltd.                                            1,115  187,125             0.0%
                  CKD Bio Corp.                                                      1,562   31,057             0.0%
                  Com2uSCorp                                                         1,979  208,591             0.0%
                  Cosmax BTI, Inc.                                                     905   27,905             0.0%
                  Cosmax, Inc.                                                       1,285  160,382             0.0%
*                 COSON Co., Ltd.                                                    1,028   12,098             0.0%
                  Coway Co., Ltd.                                                    2,247  198,137             0.0%
*                 Crown Confectionery Co., Ltd.                                      1,793   29,235             0.0%
                  Crown Haitai Holdings Co., Ltd.                                    1,392   38,853             0.0%
#*                CrucialTec Co., Ltd.                                               3,337   17,926             0.0%
                  CS Wind Corp.                                                      1,962   33,419             0.0%
*                 CTL, Inc.                                                         15,451   19,951             0.0%
                  Cuckoo Electronics Co., Ltd.                                         291   33,364             0.0%
                  D.I Corp.                                                          4,888   30,820             0.0%
                  Dae Han Flour Mills Co., Ltd.                                        232   35,879             0.0%
                  Dae Hyun Co., Ltd.                                                 8,440   23,800             0.0%
*                 Dae Won Chemical Co., Ltd.                                         8,405   19,780             0.0%
                  Dae Won Kang Up Co., Ltd.                                          4,091   16,861             0.0%
                  Dae-Il Corp.                                                       6,224   56,018             0.0%
*                 Daea TI Co., Ltd.                                                 20,058   36,584             0.0%
                  Daeduck Electronics Co.                                            8,884   72,429             0.0%
                  Daeduck GDS Co., Ltd.                                              6,440   84,793             0.0%
                  Daehan New Pharm Co., Ltd.                                         1,458   19,782             0.0%
                  Daehan Steel Co., Ltd.                                             6,129   54,631             0.0%
                  Daekyo Co., Ltd.                                                   4,518   33,943             0.0%
*                 Daekyung Machinery & Engineering Co., Ltd.                        28,304   17,900             0.0%
                  Daelim Industrial Co., Ltd.                                        5,919  417,525             0.0%
                  Daeryuk Can Co., Ltd.                                              7,106   44,794             0.0%
                  Daesang Corp.                                                      5,878  122,670             0.0%
                  Daesang Holdings Co., Ltd.                                         3,999   34,165             0.0%
                  Daewon Pharmaceutical Co., Ltd.                                    3,081   59,129             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
SOUTH KOREA -- (Continued)
*                 Daewoo Engineering & Construction Co., Ltd.                       22,977 $147,339             0.0%
*                 Daewoo Shipbuilding & Marine Engineering Co., Ltd.                31,947   47,167             0.0%
                  Daewoong Co., Ltd.                                                   731   41,307             0.0%
                  Daewoong Pharmaceutical Co., Ltd.                                    413   32,718             0.0%
                  Daihan Pharmaceutical Co., Ltd.                                    1,718   41,277             0.0%
                  Daishin Securities Co., Ltd.                                      13,218  143,253             0.0%
#*                Danal Co., Ltd.                                                    9,769   50,585             0.0%
                  Daou Data Corp.                                                    5,374   55,229             0.0%
                  Daou Technology, Inc.                                              9,420  171,621             0.0%
*                 Dasan Networks, Inc.                                               3,438   19,319             0.0%
                  Dayou Automotive Seat Technology Co., Ltd.                        24,500   31,856             0.0%
                  DGB Financial Group, Inc.                                         48,482  495,608             0.1%
                  Digital Chosun Co., Ltd.                                           7,564   15,780             0.0%
*                 Digital Optics Co., Ltd.                                           4,127    9,595             0.0%
                  Digital Power Communications Co., Ltd.                            10,160   37,474             0.0%
*                 DIO Corp.                                                          1,644   50,793             0.0%
                  DMS Co., Ltd.                                                      3,334   33,367             0.0%
*                 DNF Co., Ltd.                                                      3,515   44,618             0.0%
#                 Dong A Eltek Co., Ltd.                                             2,518   51,832             0.0%
                  Dong Ah Tire & Rubber Co., Ltd.                                    2,722   59,562             0.0%
                  Dong-A Socio Holdings Co., Ltd.                                      581   74,990             0.0%
                  Dong-A ST Co., Ltd.                                                  484   39,852             0.0%
                  Dong-Ah Geological Engineering Co., Ltd.                           1,399   16,254             0.0%
*                 Dongbu HiTek Co., Ltd.                                             8,367  155,014             0.0%
                  Dongbu Insurance Co., Ltd.                                        10,096  602,883             0.1%
*                 Dongbu Securities Co., Ltd.                                        9,514   30,658             0.0%
                  Dongil Industries Co., Ltd.                                          212   14,210             0.0%
                  Dongjin Semichem Co., Ltd.                                        16,117  146,521             0.0%
*                 Dongkook Industrial Co., Ltd.                                     10,487   25,515             0.0%
                  DongKook Pharmaceutical Co., Ltd.                                    621   36,986             0.0%
                  Dongkuk Industries Co., Ltd.                                      14,504   58,341             0.0%
                  Dongkuk Steel Mill Co., Ltd.                                      17,327  168,615             0.0%
                  Dongkuk Structures & Construction Co., Ltd.                        4,495   26,182             0.0%
                  Dongsuh Cos., Inc.                                                 1,462   39,605             0.0%
                  Dongsung Chemical Co., Ltd.                                          737   11,975             0.0%
                  DONGSUNG Corp.                                                     8,491   44,295             0.0%
#                 Dongsung Finetec Co., Ltd.                                         7,063   43,082             0.0%
                  Dongwha Enterprise Co., Ltd.                                         717   20,442             0.0%
                  Dongwha Pharm Co., Ltd.                                            3,099   25,037             0.0%
                  Dongwon Development Co., Ltd.                                     14,753   59,374             0.0%
                  Dongwon F&B Co., Ltd.                                                381   85,693             0.0%
                  Dongwon Industries Co., Ltd.                                         247   73,287             0.0%
                  Dongwon Systems Corp.                                                542   27,382             0.0%
                  Doosan Corp.                                                       2,814  240,243             0.0%
*                 Doosan Engine Co., Ltd.                                           14,369   47,834             0.0%
                  Doosan Heavy Industries & Construction Co., Ltd.                  11,658  237,860             0.0%
*                 Doosan Infracore Co., Ltd.                                        38,965  322,270             0.0%
                  DRB Holding Co., Ltd.                                              2,465   23,484             0.0%
                  DuzonBIzon Co., Ltd.                                               3,446   82,349             0.0%
                  DY Corp.                                                           6,599   40,392             0.0%
                  e Tec E&C, Ltd.                                                      549   69,884             0.0%
                  e-LITECOM Co., Ltd.                                                2,144   18,098             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
SOUTH KOREA -- (Continued)
                  E-MART, Inc.                                                       2,381 $480,945             0.0%
                  E1 Corp.                                                             695   35,535             0.0%
                  Eagon Industrial, Ltd.                                             1,531   13,713             0.0%
                  Easy Bio, Inc.                                                    19,573  108,630             0.0%
*                 EcoBio Holdings Co., Ltd.                                          2,093   15,567             0.0%
#*                Ecopro Co., Ltd.                                                   3,348   42,465             0.0%
#                 EM-Tech Co., Ltd.                                                  4,598   47,449             0.0%
#*                Emerson Pacific, Inc.                                              1,462   38,798             0.0%
                  ENF Technology Co., Ltd.                                           4,799   84,064             0.0%
                  Eo Technics Co., Ltd.                                                867   64,551             0.0%
                  Eugene Corp.                                                      13,972   72,211             0.0%
*                 Eugene Investment & Securities Co., Ltd.                          23,816   63,249             0.0%
                  Eugene Technology Co., Ltd.                                        3,563   53,351             0.0%
                  Eusu Holdings Co., Ltd.                                            7,790   47,860             0.0%
                  F&F Co., Ltd.                                                      1,595   37,749             0.0%
                  Farmsco                                                            3,987   44,264             0.0%
#                 Feelux Co., Ltd.                                                   6,770   23,759             0.0%
                  Fila Korea, Ltd.                                                   1,191   72,624             0.0%
                  Fine Technix Co., Ltd.                                             5,200   12,886             0.0%
#*                Foosung Co., Ltd.                                                 10,131   64,371             0.0%
#*                G-SMATT GLOBAL Co., Ltd.                                           1,959   24,006             0.0%
*                 Gamevil, Inc.                                                        845   55,580             0.0%
#*                GNCO Co., Ltd.                                                    12,219   22,253             0.0%
                  Golfzon Co., Ltd.                                                    592   27,364             0.0%
                  GOLFZONNEWDIN Co., Ltd.                                            8,068   40,316             0.0%
                  Grand Korea Leisure Co., Ltd.                                      2,777   52,936             0.0%
                  Green Cross Corp.                                                    505   72,716             0.0%
                  Green Cross Holdings Corp.                                         6,029  172,606             0.0%
#*                GS Engineering & Construction Corp.                               10,989  301,644             0.0%
*                 GS Global Corp.                                                   25,862   74,266             0.0%
                  GS Holdings Corp.                                                 15,127  787,362             0.1%
                  GS Home Shopping, Inc.                                               818  146,183             0.0%
                  GS Retail Co., Ltd.                                                1,817   84,777             0.0%
                  Halla Holdings Corp.                                               3,103  165,209             0.0%
                  Han Kuk Carbon Co., Ltd.                                           6,762   39,551             0.0%
                  Hana Financial Group, Inc.                                        26,646  915,157             0.1%
*                 Hana Micron, Inc.                                                  5,902   27,418             0.0%
                  Hana Tour Service, Inc.                                            1,516  112,377             0.0%
                  Hancom, Inc.                                                       2,449   37,000             0.0%
                  Handok, Inc.                                                         729   14,844             0.0%
                  Handsome Co., Ltd.                                                 3,588   98,862             0.0%
                  Hanil Cement Co., Ltd.                                             1,011  103,898             0.0%
*                 Hanjin Heavy Industries & Construction Co., Ltd.                  31,347   93,003             0.0%
#*                Hanjin Kal Corp.                                                  14,045  249,620             0.0%
                  Hanjin Transportation Co., Ltd.                                    2,298   61,331             0.0%
*                 Hankook Cosmetics Co., Ltd.                                        3,430   44,611             0.0%
                  Hankook Shell Oil Co., Ltd.                                          160   56,665             0.0%
                  Hankook Tire Co., Ltd.                                            14,035  726,317             0.1%
*                 Hanmi Pharm Co., Ltd.                                                696  188,595             0.0%
*                 Hanmi Science Co., Ltd.                                              694   36,970             0.0%
                  Hanmi Semiconductor Co., Ltd.                                      3,110   51,109             0.0%
                  Hanon Systems                                                     21,775  161,799             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
SOUTH KOREA -- (Continued)
                  Hansae Co., Ltd.                                                   2,207 $ 52,954             0.0%
                  Hansae Yes24 Holdings Co., Ltd.                                    4,916   43,348             0.0%
                  Hanshin Construction                                               1,101   17,758             0.0%
#                 Hansol Chemical Co., Ltd.                                          1,876  134,151             0.0%
*                 Hansol Holdings Co., Ltd.                                         12,039   67,054             0.0%
*                 Hansol HomeDeco Co., Ltd.                                         15,521   22,619             0.0%
                  Hansol Paper Co., Ltd.                                             2,869   47,627             0.0%
*                 Hansol SeenTec Co., Ltd.                                          12,363   17,801             0.0%
*                 Hansol Technics Co., Ltd.                                          5,696   76,473             0.0%
                  Hanssem Co., Ltd.                                                    891  172,251             0.0%
                  Hanwha Chemical Corp.                                             23,678  522,750             0.1%
                  Hanwha Corp.                                                      15,629  548,299             0.1%
*                 Hanwha Galleria Timeworld Co., Ltd.                                  174    5,232             0.0%
                  Hanwha General Insurance Co., Ltd.                                12,628   82,202             0.0%
*                 Hanwha Investment & Securities Co., Ltd.                          57,309  128,744             0.0%
                  Hanwha Life Insurance Co., Ltd.                                   42,274  228,347             0.0%
*                 Hanwha Techwin Co., Ltd.                                           6,153  280,984             0.0%
                  Hanyang Eng Co., Ltd.                                              2,985   30,787             0.0%
                  Harim Co., Ltd.                                                    8,161   40,124             0.0%
                  Harim Holdings Co., Ltd.                                          15,010   52,783             0.0%
                  HB Technology Co., Ltd.                                           12,773   60,681             0.0%
#                 Heung-A Shipping Co., Ltd.                                        50,220   75,708             0.0%
#                 Hite Jinro Co., Ltd.                                               5,965  109,579             0.0%
                  Hitejinro Holdings Co., Ltd.                                       1,367   13,332             0.0%
                  HMC Investment Securities Co., Ltd.                                5,341   50,452             0.0%
#                 Hotel Shilla Co., Ltd.                                             2,379  106,118             0.0%
                  HS Industries Co., Ltd.                                            8,745   77,929             0.0%
                  HS R&A Co., Ltd.                                                   1,273   45,924             0.0%
                  Huchems Fine Chemical Corp.                                        3,204   65,307             0.0%
*                 Hugel, Inc.                                                          127   51,997             0.0%
                  Humax Co., Ltd.                                                    6,166   64,459             0.0%
                  Huons Global Co., Ltd.                                             1,891   55,518             0.0%
                  Huvis Corp.                                                        2,758   18,341             0.0%
                  Hwa Shin Co., Ltd.                                                 6,628   35,738             0.0%
                  HwaSung Industrial Co., Ltd.                                       2,437   31,439             0.0%
                  Hy-Lok Corp.                                                       3,442   67,718             0.0%
                  Hyosung Corp.                                                      5,389  680,641             0.1%
                  Hyundai BNG Steel Co., Ltd.                                        2,999   33,409             0.0%
*                 Hyundai Cement Co.                                                   369    6,788             0.0%
                  Hyundai Corp Holdings Inc.                                         1,010   14,057             0.0%
                  Hyundai Corp.                                                      2,694   49,443             0.0%
                  Hyundai Department Store Co., Ltd.                                 3,962  376,283             0.0%
                  Hyundai Development Co-Engineering & Construction                  9,847  386,490             0.0%
                  Hyundai Elevator Co., Ltd.                                         2,540  138,962             0.0%
                  Hyundai Engineering & Construction Co., Ltd.                      18,450  785,899             0.1%
                  Hyundai Engineering Plastics Co., Ltd.                             7,950   54,873             0.0%
                  Hyundai Glovis Co., Ltd.                                           2,127  270,871             0.0%
                  Hyundai Greenfood Co., Ltd.                                        9,664  135,710             0.0%
*                 Hyundai Heavy Industries Co., Ltd.                                 3,518  510,124             0.1%
                  Hyundai Home Shopping Network Corp.                                  893   95,751             0.0%
                  Hyundai Hy Communications & Networks Co., Ltd.                    16,126   55,392             0.0%
                  Hyundai Livart Furniture Co., Ltd.                                 2,378   59,424             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SOUTH KOREA -- (Continued)
                  Hyundai Marine & Fire Insurance Co., Ltd.                         18,728 $  603,134             0.1%
*                 Hyundai Merchant Marine Co., Ltd.                                    978      7,425             0.0%
*                 Hyundai Mipo Dockyard Co., Ltd.                                    3,668    298,122             0.0%
                  Hyundai Mobis Co., Ltd.                                            3,150    614,315             0.1%
                  Hyundai Motor Co.                                                 10,934  1,382,898             0.1%
*                 Hyundai Rotem Co., Ltd.                                            3,842     70,697             0.0%
                  Hyundai Steel Co.                                                 10,085    485,787             0.0%
                  Hyundai Wia Corp.                                                  4,322    246,390             0.0%
                  i-SENS, Inc.                                                         555     14,377             0.0%
#*                iA, Inc.                                                           7,329     24,682             0.0%
*                 IE, Ltd.                                                          49,288     14,381             0.0%
*                 IHQ, Inc.                                                         21,846     33,634             0.0%
                  IL Dong Pharmaceutical Co., Ltd.                                   1,299     25,594             0.0%
                  IlDong Holdings Co., Ltd.                                            478      8,037             0.0%
*                 Iljin Display Co., Ltd.                                            5,199     26,585             0.0%
#                 Iljin Holdings Co., Ltd.                                           5,037     20,770             0.0%
                  Ilshin Spinning Co., Ltd.                                            467     48,412             0.0%
                  iMarketKorea, Inc.                                                 6,839     79,869             0.0%
                  InBody Co., Ltd.                                                   2,830     66,345             0.0%
                  Industrial Bank of Korea                                          29,963    328,591             0.0%
*                 INITECH Co., Ltd.                                                  3,505     23,965             0.0%
                  Innocean Worldwide, Inc.                                             420     23,553             0.0%
*                 Innox Corp.                                                        1,881     54,506             0.0%
*                 Insun ENT Co., Ltd.                                                7,613     40,932             0.0%
*                 Interflex Co., Ltd.                                                1,898     46,646             0.0%
                  Interojo Co., Ltd.                                                 1,003     34,493             0.0%
                  Interpark Holdings Corp.                                          15,035     70,921             0.0%
                  INTOPS Co., Ltd.                                                   2,626     28,146             0.0%
                  IS Dongseo Co., Ltd.                                               4,074    153,716             0.0%
                  ISC Co., Ltd.                                                        731     13,029             0.0%
                  ISU Chemical Co., Ltd.                                             2,823     42,412             0.0%
                  IsuPetasys Co., Ltd.                                              13,287     54,490             0.0%
                  Jahwa Electronics Co., Ltd.                                        2,194     31,785             0.0%
                  JB Financial Group Co., Ltd.                                      29,590    157,080             0.0%
*                 Jcontentree Corp.                                                  9,351     32,856             0.0%
                  Jeju Air Co., Ltd.                                                   199      5,659             0.0%
                  Jinro Distillers Co., Ltd.                                           564     15,596             0.0%
*                 Jusung Engineering Co., Ltd.                                       5,430     49,094             0.0%
                  JW Holdings Corp.                                                  8,096     55,568             0.0%
#                 JW Pharmaceutical Corp.                                            1,216     46,281             0.0%
                  Kakao Corp.                                                          978     77,642             0.0%
                  Kangnam Jevisco Co., Ltd.                                            961     32,079             0.0%
                  Kangwon Land, Inc.                                                 3,355    106,579             0.0%
                  KAON Media Co., Ltd.                                               3,801     39,389             0.0%
                  KB Capital Co., Ltd.                                               4,115     98,271             0.0%
                  KB Financial Group, Inc.                                          22,800  1,002,218             0.1%
                  KB Insurance Co., Ltd.                                            12,688    364,444             0.0%
                  KC Green Holdings Co., Ltd.                                        5,906     36,466             0.0%
                  KC Tech Co., Ltd.                                                  5,079     65,785             0.0%
                  KCC Corp.                                                          1,165    348,181             0.0%
*                 KEC Corp.                                                         18,489     16,807             0.0%
#                 KEPCO Engineering & Construction Co., Inc.                         1,886     41,731             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
SOUTH KOREA -- (Continued)
                  KEPCO Plant Service & Engineering Co., Ltd.                        2,168 $109,298             0.0%
                  Keyang Electric Machinery Co., Ltd.                                4,213   20,266             0.0%
*                 KEYEAST Co., Ltd.                                                 17,672   37,411             0.0%
                  KG Chemical Corp.                                                  3,561   42,863             0.0%
                  KG Eco Technology Service Co., Ltd.                                5,815   16,811             0.0%
                  Kginicis Co., Ltd.                                                 4,395   44,180             0.0%
                  KGMobilians Co., Ltd.                                              2,177   14,227             0.0%
                  KH Vatec Co., Ltd.                                                 5,594   62,159             0.0%
                  Kia Motors Corp.                                                  19,368  592,873             0.1%
                  KISCO Corp.                                                        1,233   40,623             0.0%
                  KISCO Holdings Co., Ltd.                                             391   22,018             0.0%
                  KISWIRE, Ltd.                                                      2,341   77,720             0.0%
                  KIWOOM Securities Co., Ltd.                                        2,888  200,448             0.0%
*                 KleanNara Co., Ltd.                                                5,677   26,666             0.0%
*                 KMH Co., Ltd.                                                      4,264   30,418             0.0%
                  Kodaco Co., Ltd.                                                  11,316   33,390             0.0%
#                 Koentec Co., Ltd.                                                 16,972   47,525             0.0%
                  Koh Young Technology, Inc.                                         1,310   61,794             0.0%
#                 Kolao Holdings                                                     7,228   42,464             0.0%
#                 Kolon Corp.                                                        1,953  107,150             0.0%
                  Kolon Global Corp.                                                 2,247   26,558             0.0%
                  Kolon Industries, Inc.                                             3,972  238,600             0.0%
*                 Komipharm International Co., Ltd.                                  1,137   36,939             0.0%
*                 KONA I Co., Ltd.                                                   5,300   45,159             0.0%
                  Kook Soon Dang Brewery Co., Ltd.                                   6,281   35,573             0.0%
                  Korea Aerospace Industries, Ltd.                                   3,459  193,875             0.0%
                  Korea Alcohol Industrial Co., Ltd.                                 5,942   47,378             0.0%
                  Korea Autoglass Corp.                                              1,496   22,010             0.0%
                  Korea Circuit Co., Ltd.                                            3,032   35,275             0.0%
                  Korea District Heating Corp.                                         424   26,293             0.0%
                  Korea Electric Power Corp.                                         3,633  144,812             0.0%
                  Korea Electric Power Corp. Sponsored ADR                           4,000   79,240             0.0%
                  Korea Electric Terminal Co., Ltd.                                  1,371   85,682             0.0%
*                 Korea Gas Corp.                                                    2,619  107,273             0.0%
*                 Korea Information & Communications Co, Ltd.                        2,407   21,577             0.0%
                  Korea Investment Holdings Co., Ltd.                                8,732  393,395             0.0%
                  Korea Kolmar Co., Ltd.                                             1,232   86,851             0.0%
                  Korea Kolmar Holdings Co., Ltd.                                      685   19,850             0.0%
*                 Korea Line Corp.                                                   5,318  112,685             0.0%
                  Korea Petrochemical Ind Co., Ltd.                                    934  193,907             0.0%
                  Korea United Pharm, Inc.                                           3,661   66,144             0.0%
                  Korea Zinc Co., Ltd.                                                 690  257,914             0.0%
*                 Korean Air Lines Co., Ltd.                                        13,491  362,861             0.0%
                  Korean Reinsurance Co.                                            24,805  246,208             0.0%
                  Kortek Corp.                                                       3,151   40,946             0.0%
                  KPX Chemical Co., Ltd.                                               347   18,658             0.0%
                  KSS LINE, Ltd.                                                     2,238   16,607             0.0%
                  KT Corp.                                                           2,588   73,224             0.0%
                  KT Corp. Sponsored ADR                                             2,500   41,475             0.0%
*                 KT Hitel Co., Ltd.                                                 4,017   24,852             0.0%
                  KT Skylife Co., Ltd.                                               6,863   97,664             0.0%
                  KT&G Corp.                                                         5,387  480,406             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SOUTH KOREA -- (Continued)
*                 KTB Investment & Securities Co., Ltd.                             10,900 $   31,123             0.0%
                  KTCS Corp.                                                         8,939     20,101             0.0%
                  Ktis Corp.                                                         7,637     23,902             0.0%
                  Kukdo Chemical Co., Ltd.                                             877     36,996             0.0%
                  Kumho Industrial Co., Ltd.                                         5,409     44,451             0.0%
#                 Kumho Petrochemical Co., Ltd.                                      4,146    277,020             0.0%
#*                Kumho Tire Co., Inc.                                              30,878    218,307             0.0%
                  Kumkang Kind Co., Ltd.                                               826     27,251             0.0%
                  Kwang Dong Pharmaceutical Co., Ltd.                               11,146     86,361             0.0%
*                 Kwang Myung Electric Co., Ltd.                                     8,801     22,759             0.0%
                  Kwangju Bank                                                       8,167     84,618             0.0%
                  Kyobo Securities Co., Ltd.                                         7,517     63,080             0.0%
                  Kyung Dong Navien Co., Ltd.                                        1,287     41,106             0.0%
                  Kyung-In Synthetic Corp.                                           9,948     38,829             0.0%
                  Kyungbang, Ltd.                                                    2,540     32,800             0.0%
                  KyungDong City Gas Co., Ltd.                                         420     26,649             0.0%
                  Kyungdong Pharm Co., Ltd.                                            814     13,447             0.0%
*                 LB Semicon, Inc.                                                  13,039     32,177             0.0%
                  LEADCORP, Inc. (The)                                               7,093     44,558             0.0%
*                 Leaders Cosmetics Co., Ltd.                                        4,291     70,426             0.0%
                  LEENO Industrial, Inc.                                               751     28,105             0.0%
                  LF Corp.                                                           5,267    115,426             0.0%
                  LG Chem, Ltd.                                                      2,978    716,293             0.1%
                  LG Corp.                                                           6,626    393,594             0.0%
                  LG Display Co., Ltd.                                              51,445  1,325,640             0.1%
#                 LG Display Co., Ltd. ADR                                           7,000     90,090             0.0%
                  LG Electronics, Inc.                                              22,435  1,361,886             0.1%
                  LG Hausys, Ltd.                                                    1,894    166,350             0.0%
                  LG Household & Health Care, Ltd.                                     345    262,357             0.0%
                  LG Innotek Co., Ltd.                                               3,337    385,357             0.0%
                  LG International Corp.                                             6,111    174,426             0.0%
                  LG Uplus Corp.                                                    51,396    653,061             0.1%
                  LIG Nex1 Co., Ltd.                                                   604     42,812             0.0%
                  Lion Chemtech Co., Ltd.                                            2,336     35,127             0.0%
*                 Liveplex Co., Ltd.                                                14,590     16,778             0.0%
                  Lock&Lock Co., Ltd.                                                3,536     44,244             0.0%
                  Loen Entertainment, Inc.                                             614     47,406             0.0%
*                 LOT Vacuum Co., Ltd.                                               3,713     43,665             0.0%
                  Lotte Chemical Corp.                                               2,109    633,111             0.1%
                  Lotte Chilsung Beverage Co., Ltd.                                    142    209,436             0.0%
                  Lotte Confectionery Co., Ltd.                                        916    164,867             0.0%
                  LOTTE Fine Chemical Co., Ltd.                                      6,059    204,968             0.0%
                  Lotte Food Co., Ltd.                                                 184    103,687             0.0%
                  LOTTE Himart Co., Ltd.                                             2,942    142,184             0.0%
                  Lotte Non-Life Insurance Co., Ltd.                                16,201     38,443             0.0%
                  Lotte Shopping Co., Ltd.                                           1,024    236,147             0.0%
                  LS Corp.                                                           4,863    278,265             0.0%
                  LS Industrial Systems Co., Ltd.                                    4,120    183,826             0.0%
*                 Lumens Co., Ltd.                                                  10,136     32,307             0.0%
                  Macquarie Korea Infrastructure Fund                               38,126    289,099             0.0%
*                 Macrogen, Inc.                                                     1,290     33,534             0.0%
                  Maeil Dairy Industry Co., Ltd.                                     1,505     71,421             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
SOUTH KOREA -- (Continued)
#                 Mando Corp.                                                        1,381 $279,152             0.0%
                  MDS Technology Co., Ltd.                                           1,135   22,981             0.0%
                  Medy-Tox, Inc.                                                       547  240,382             0.0%
                  MegaStudy Co., Ltd.                                                  429   12,102             0.0%
                  MegaStudyEdu Co., Ltd.                                               249    9,258             0.0%
                  Meritz Financial Group, Inc.                                      11,346  126,570             0.0%
                  Meritz Fire & Marine Insurance Co., Ltd.                          16,188  251,727             0.0%
                  Meritz Securities Co., Ltd.                                       76,653  277,953             0.0%
*                 MiCo, Ltd.                                                         7,444   20,761             0.0%
                  Mirae Asset Daewoo Co., Ltd.                                      64,525  504,960             0.1%
                  Mirae Asset Life Insurance Co., Ltd.                               8,556   41,977             0.0%
                  Miwon Specialty Chemical Co., Ltd.                                    44   25,830             0.0%
#                 MK Electron Co., Ltd.                                              7,432   56,719             0.0%
*                 MNTech Co., Ltd.                                                   7,262   38,957             0.0%
                  Mobase Co., Ltd.                                                   1,602   10,645             0.0%
                  Modetour Network, Inc.                                             1,231   42,710             0.0%
                  Muhak Co., Ltd.                                                    4,292   86,821             0.0%
                  Myungmoon Pharm Co., Ltd.                                          4,676   20,773             0.0%
                  Namhae Chemical Corp.                                              6,019   48,537             0.0%
*                 Namsun Aluminum Co., Ltd.                                         19,860   21,709             0.0%
                  Namyang Dairy Products Co., Ltd.                                     115   87,649             0.0%
*                 Nanos Co., Ltd.                                                    2,198      597             0.0%
                  NAVER Corp.                                                          509  357,737             0.0%
                  NCSoft Corp.                                                         763  241,295             0.0%
                  NeoPharm Co., Ltd.                                                 1,128   26,885             0.0%
*                 Neowiz                                                             4,691   48,204             0.0%
*                 NEOWIZ HOLDINGS Corp.                                              2,036   27,824             0.0%
*                 NEPES Corp.                                                       10,260   87,412             0.0%
                  Nexen Corp.                                                        8,306   60,187             0.0%
                  Nexen Tire Corp.                                                  10,835  129,936             0.0%
*                 Nexon GT Co., Ltd.                                                 2,833   19,729             0.0%
#                 Nexturn Co., Ltd.                                                  1,556   31,646             0.0%
                  NH Investment & Securities Co., Ltd.                              26,748  309,800             0.0%
#*                NHN Entertainment Corp.                                            4,415  241,128             0.0%
*                 NHN KCP Corp.                                                      3,337   39,727             0.0%
                  NICE Holdings Co., Ltd.                                            7,246  122,176             0.0%
                  Nice Information & Telecommunication, Inc.                         1,600   38,230             0.0%
                  NICE Information Service Co., Ltd.                                13,197   92,608             0.0%
                  NICE Total Cash Management Co., Ltd.                               8,267   64,258             0.0%
                  Nong Shim Holdings Co., Ltd.                                         716   67,961             0.0%
*                 Nong Woo Bio Co., Ltd.                                             1,161   17,891             0.0%
                  NongShim Co., Ltd.                                                   507  141,283             0.0%
                  NOROO Paint & Coatings Co., Ltd.                                   2,394   17,116             0.0%
                  NS Shopping Co., Ltd.                                                560   83,663             0.0%
#                 OCI Co., Ltd.                                                      4,083  282,883             0.0%
#*                Omnisystem Co., Ltd.                                              13,737   32,347             0.0%
*                 OPTRON-TEC, Inc.                                                   5,659   35,632             0.0%
                  Orion Corp.                                                          393  233,237             0.0%
*                 Osstem Implant Co., Ltd.                                           2,849  132,043             0.0%
                  Ottogi Corp.                                                          90   58,294             0.0%
*                 Pan Ocean Co., Ltd.                                               35,422  161,959             0.0%
#*                PaperCorea, Inc.                                                  65,315   29,319             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------ ----------- ---------------
SOUTH KOREA -- (Continued)
#                 Paradise Co., Ltd.                                                10,740 $   132,918             0.0%
                  Partron Co., Ltd.                                                 11,330     108,400             0.0%
#*                Paru Co., Ltd.                                                    14,061      39,886             0.0%
                  Poongsan Corp.                                                     6,855     234,975             0.0%
                  Poongsan Holdings Corp.                                            1,313      55,026             0.0%
                  POSCO                                                              3,587     846,829             0.1%
                  POSCO Sponsored ADR                                               11,313     667,693             0.1%
                  POSCO Chemtech Co., Ltd.                                           5,859      74,105             0.0%
                  Posco Daewoo Corp.                                                12,076     254,453             0.0%
                  Posco ICT Co., Ltd.                                               13,262      79,906             0.0%
*                 Power Logics Co., Ltd.                                            10,823      50,134             0.0%
                  PSK, Inc.                                                          5,179      63,244             0.0%
                  Pulmuone Co., Ltd.                                                   213      24,315             0.0%
                  Pyeong Hwa Automotive Co., Ltd.                                    4,745      56,688             0.0%
*                 RFTech Co., Ltd.                                                   3,833      22,382             0.0%
*                 S&S Tech Corp.                                                     3,957      21,722             0.0%
*                 S&T Dynamics Co., Ltd.                                             5,618      44,283             0.0%
                  S&T Holdings Co., Ltd.                                             1,818      25,070             0.0%
                  S&T Motiv Co., Ltd.                                                2,649     104,740             0.0%
#                 S-1 Corp.                                                          2,132     182,806             0.0%
#*                S-Connect Co., Ltd.                                               22,401      57,233             0.0%
                  S-Oil Corp.                                                        5,960     521,421             0.1%
                  S.Y. Panel Co., Ltd.                                               3,038      21,242             0.0%
                  Sajo Industries Co., Ltd.                                            772      46,996             0.0%
                  Sam Chun Dang Pharm Co., Ltd.                                      5,368      66,495             0.0%
                  Sam Young Electronics Co., Ltd.                                    2,512      28,668             0.0%
                  Sam Yung Trading Co., Ltd.                                         1,601      26,305             0.0%
                  Samchully Co., Ltd.                                                  644      59,970             0.0%
                  Samchuly Bicycle Co., Ltd.                                         2,639      30,492             0.0%
                  Samho Development Co., Ltd.                                        5,939      23,900             0.0%
*                 Samho International Co., Ltd.                                        805      11,918             0.0%
                  SAMHWA Paints Industrial Co., Ltd.                                 1,278       9,773             0.0%
                  Samick Musical Instruments Co., Ltd.                               9,330      17,815             0.0%
                  Samick THK Co., Ltd.                                               3,397      42,794             0.0%
*                 Samji Electronics Co., Ltd.                                        2,456      19,125             0.0%
                  Samjin Pharmaceutical Co., Ltd.                                    4,150     123,352             0.0%
                  Samkee Automotive Co., Ltd.                                        5,315      15,310             0.0%
                  Samkwang Glass                                                       293      15,217             0.0%
                  Sammok S-Form Co., Ltd.                                            3,916      47,057             0.0%
*                 SAMPYO Cement Co., Ltd.                                            6,670      22,150             0.0%
                  Samsung C&T Corp.                                                  1,632     176,843             0.0%
                  Samsung Card Co., Ltd.                                             6,679     234,187             0.0%
                  Samsung Electro-Mechanics Co., Ltd.                               11,404     731,613             0.1%
                  Samsung Electronics Co., Ltd.                                      7,245  14,203,296             0.7%
*                 Samsung Engineering Co., Ltd.                                     30,258     323,804             0.0%
                  Samsung Fire & Marine Insurance Co., Ltd.                          2,875     676,867             0.1%
*                 Samsung Heavy Industries Co., Ltd.                                50,202     475,836             0.0%
                  Samsung Life Insurance Co., Ltd.                                   4,120     396,095             0.0%
                  Samsung SDI Co., Ltd.                                              4,716     569,331             0.1%
                  Samsung SDS Co., Ltd.                                              1,090     131,619             0.0%
                  Samsung Securities Co., Ltd.                                      12,915     392,134             0.0%
                  SAMT Co., Ltd.                                                    33,156      63,142             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SOUTH KOREA -- (Continued)
                  Samwha Capacitor Co., Ltd.                                         3,391 $   39,613             0.0%
                  Samyang Corp.                                                        831     70,290             0.0%
                  Samyang Foods Co., Ltd.                                              425     21,144             0.0%
                  Samyang Holdings Corp.                                             1,141    126,758             0.0%
                  Samyang Tongsang Co., Ltd.                                           454     21,903             0.0%
                  Samyoung M-Tek Co., Ltd.                                           3,893     17,516             0.0%
*                 Sangbo Corp.                                                       7,737     21,804             0.0%
                  SBS Media Holdings Co., Ltd.                                      14,920     37,488             0.0%
#*                SBW                                                               36,660     48,116             0.0%
                  Seah Besteel Corp.                                                 4,951    121,391             0.0%
                  SeAH Steel Corp.                                                   1,414    120,593             0.0%
                  Sebang Co., Ltd.                                                   3,396     46,205             0.0%
                  Sebang Global Battery Co., Ltd.                                    2,869     94,536             0.0%
*                 Seegene, Inc.                                                      1,200     37,570             0.0%
                  Sejong Industrial Co., Ltd.                                        2,136     17,604             0.0%
                  Sekonix Co., Ltd.                                                  3,832     59,406             0.0%
                  Seobu T&D                                                          3,876     57,385             0.0%
                  Seohan Co., Ltd.                                                  25,689     61,456             0.0%
                  Seohee Construction Co., Ltd.                                     59,134     68,058             0.0%
                  Seoul Auction Co., Ltd.                                            2,406     19,125             0.0%
#                 Seoul Semiconductor Co., Ltd.                                     14,590    240,847             0.0%
                  SEOWONINTECH Co., Ltd.                                             3,132     32,591             0.0%
                  Seoyon Co., Ltd.                                                   2,897     25,704             0.0%
*                 Sewon Cellontech Co., Ltd.                                         8,438     18,973             0.0%
                  SFA Engineering Corp.                                              1,507    103,504             0.0%
*                 SFA Semicon Co, Ltd.                                              21,092     43,873             0.0%
#*                SG Corp.                                                          32,481     33,082             0.0%
                  SH Energy & Chemical Co., Ltd.                                    26,194     34,711             0.0%
#*                Shin Poong Pharmaceutical Co., Ltd.                               12,827     71,142             0.0%
                  Shinhan Financial Group Co., Ltd.                                 16,603    693,199             0.1%
                  Shinhan Financial Group Co., Ltd. ADR                              3,200    133,632             0.0%
                  Shinsegae Engineering & Construction Co., Ltd.                       863     27,372             0.0%
                  Shinsegae Food Co., Ltd.                                             316     43,171             0.0%
                  Shinsegae Information & Communication Co., Ltd.                      255     16,774             0.0%
                  Shinsegae International, Inc.                                        678     43,559             0.0%
                  Shinsegae, Inc.                                                    1,721    309,304             0.0%
*                 Shinsung E&G Energy Co., Ltd.                                     19,739     31,541             0.0%
*                 Shinsung Tongsang Co., Ltd.                                       23,223     24,068             0.0%
                  Shinwha Intertek Corp.                                            10,450     36,864             0.0%
                  Shinyoung Securities Co., Ltd.                                       586     25,692             0.0%
                  SHOWBOX Corp.                                                      5,036     24,234             0.0%
                  Silicon Works Co., Ltd.                                            2,175     55,963             0.0%
                  Silla Co., Ltd.                                                    2,038     26,156             0.0%
*                 SIMMTECH HOLDINGS Co., Ltd.                                       18,290     53,297             0.0%
                  Sindoh Co., Ltd.                                                   1,902     87,754             0.0%
                  SK Bioland Co., Ltd.                                               1,494     24,272             0.0%
#                 SK Chemicals Co., Ltd.                                             3,542    195,990             0.0%
                  SK Gas, Ltd.                                                       1,647    169,936             0.0%
                  SK Holdings Co., Ltd.                                              3,653    778,096             0.1%
                  SK Hynix, Inc.                                                    46,357  2,196,087             0.1%
                  SK Innovation Co., Ltd.                                            4,948    742,324             0.1%
                  SK Materials Co., Ltd.                                               620     96,042             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
SOUTH KOREA -- (Continued)
                  SK Networks Co., Ltd.                                             27,989 $196,849             0.0%
*                 SK Securities Co., Ltd.                                           99,631  104,876             0.0%
                  SK Telecom Co., Ltd.                                                 354   74,744             0.0%
                  SK Telecom Co., Ltd. ADR                                           1,400   33,026             0.0%
                  SKC Co., Ltd.                                                      5,686  143,067             0.0%
*                 SKC Solmics Co., Ltd.                                             14,915   48,499             0.0%
                  SKCKOLONPI, Inc.                                                   4,953   73,954             0.0%
                  SL Corp.                                                           4,432   70,482             0.0%
*                 SM Entertainment Co.                                               3,458   78,502             0.0%
*                 Solid, Inc.                                                        4,615   10,034             0.0%
                  Songwon Industrial Co., Ltd.                                       6,590  104,163             0.0%
#*                Sonokong Co., Ltd.                                                 6,787   34,709             0.0%
                  Soulbrain Co., Ltd.                                                3,188  154,009             0.0%
                  SPC Samlip Co., Ltd.                                                 385   71,220             0.0%
                  Spigen Korea Co., Ltd.                                             1,063   47,051             0.0%
                  Ssangyong Cement Industrial Co., Ltd.                              7,674   89,881             0.0%
*                 Ssangyong Information & Communication                              2,146    4,120             0.0%
*                 Ssangyong Motor Co.                                                9,941   65,870             0.0%
                  Suheung Co., Ltd.                                                  1,335   43,809             0.0%
                  Sunchang Corp.                                                     2,455   23,086             0.0%
                  Sung Kwang Bend Co., Ltd.                                          9,320   86,336             0.0%
                  Sungchang Enterprise Holdings, Ltd.                               23,155   60,263             0.0%
*                 Sungshin Cement Co., Ltd.                                          4,554   27,894             0.0%
                  Sungwoo Hitech Co., Ltd.                                          11,806   76,863             0.0%
                  Sunjin Co., Ltd.                                                   1,634   29,182             0.0%
*                 Suprema HQ, Inc.                                                     570    4,073             0.0%
*                 Suprema, Inc.                                                        529   10,396             0.0%
                  Systems Technology, Inc.                                           3,102   35,675             0.0%
                  Taekwang Industrial Co., Ltd.                                        109   85,316             0.0%
#*                Taewoong Co., Ltd.                                                 4,558  105,053             0.0%
*                 Taeyoung Engineering & Construction Co., Ltd.                     11,847   65,756             0.0%
*                 Taihan Electric Wire Co., Ltd.                                    11,757   17,754             0.0%
*                 TBH Global Co., Ltd.                                               5,128   36,204             0.0%
#                 TechWing, Inc.                                                     4,245   45,464             0.0%
#*                Texcell-NetCom Co., Ltd.                                          12,437   82,696             0.0%
*                 Thinkware Systems Corp.                                            2,160   22,384             0.0%
*                 TK Chemical Corp.                                                 10,111   17,103             0.0%
                  TK Corp.                                                           4,503   35,835             0.0%
                  Tokai Carbon Korea Co., Ltd.                                       1,083   33,341             0.0%
#                 Tong Yang Moolsan Co., Ltd.                                       16,300   26,234             0.0%
                  Tongyang Life Insurance Co., Ltd.                                 13,038  114,987             0.0%
#                 Tongyang, Inc.                                                    41,619   78,680             0.0%
                  Toptec Co., Ltd.                                                   2,028   48,800             0.0%
                  Tovis Co., Ltd.                                                    5,714   41,197             0.0%
                  TS Corp.                                                             743   16,647             0.0%
                  Ubiquoss Holdings, Inc.                                            2,090   12,295             0.0%
*                 Ubiquoss, Inc.                                                       666   13,967             0.0%
#*                Ugint Co., Ltd.                                                   57,986   21,930             0.0%
                  Uju Electronics Co., Ltd.                                          1,387   20,342             0.0%
                  Unid Co., Ltd.                                                     2,127   89,630             0.0%
                  Uniquest Corp.                                                     3,608   22,029             0.0%
#                 UniTest, Inc.                                                      4,699   44,539             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
SOUTH KOREA -- (Continued)
                  Value Added Technologies Co., Ltd.                                    1,541 $    39,490             0.0%
                  Viatron Technologies, Inc.                                            1,640      29,654             0.0%
                  Vieworks Co., Ltd.                                                    1,617      93,570             0.0%
                  Visang Education, Inc.                                                2,929      37,956             0.0%
                  Vitzrocell Co., Ltd.                                                  2,406      30,659             0.0%
#*                Webzen, Inc.                                                          4,379      77,850             0.0%
                  WeMade Entertainment Co., Ltd.                                        2,769      74,950             0.0%
                  Whanin Pharmaceutical Co., Ltd.                                       4,204      63,714             0.0%
#*                WillBes & Co. (The)                                                  19,813      42,706             0.0%
                  WiSoL Co., Ltd.                                                       4,623      64,930             0.0%
*                 Wonik Holdings Co., Ltd.                                             10,539      60,972             0.0%
*                 WONIK IPS Co., Ltd.                                                   7,136     162,312             0.0%
#*                Wonik Materials Co., Ltd.                                             1,168      65,132             0.0%
*                 Wonik QnC Corp.                                                       3,518      31,205             0.0%
*                 Woongjin Co., Ltd.                                                   13,424      26,149             0.0%
*                 Woongjin Thinkbig Co., Ltd.                                           9,131      70,832             0.0%
                  Woori Bank                                                           38,391     503,418             0.1%
                  WooSung Feed Co., Ltd.                                                6,316      21,973             0.0%
                  Y G-1 Co., Ltd.                                                       2,624      24,898             0.0%
*                 YD Online Corp.                                                       5,106      18,992             0.0%
*                 YeaRimDang Publishing Co., Ltd.                                       5,608      29,399             0.0%
                  Yeong Hwa Metal Co., Ltd.                                            22,475      35,724             0.0%
                  YES24 Co., Ltd.                                                       2,337      14,169             0.0%
                  YESCO Co., Ltd.                                                       1,036      33,542             0.0%
#                 YG Entertainment, Inc.                                                2,295      60,794             0.0%
                  YooSung T&S Co., Ltd.                                                 4,556      19,118             0.0%
                  Youlchon Chemical Co., Ltd.                                           1,481      17,311             0.0%
                  Young Poong Corp.                                                        88      72,966             0.0%
                  Youngone Corp.                                                        4,653     138,567             0.0%
                  Youngone Holdings Co., Ltd.                                           1,998      93,302             0.0%
*                 Yuanta Securities Korea Co., Ltd.                                    35,299     104,994             0.0%
                  Yuhan Corp.                                                             761     155,040             0.0%
#*                Yungjin Pharmaceutical Co., Ltd.                                      4,960      37,216             0.0%
                  Zeus Co., Ltd.                                                        2,774      46,657             0.0%
                                                                                              ----------- ---------------
TOTAL SOUTH KOREA                                                                              88,517,784             4.0%
                                                                                              ----------- ---------------
SPAIN -- (1.8%)
                  Abertis Infraestructuras SA                                          25,284     444,491             0.0%
                  Acciona SA                                                            9,989     824,098             0.1%
                  Acerinox SA                                                          36,092     502,774             0.0%
                  ACS Actividades de Construccion y Servicios SA                       29,116   1,078,763             0.1%
                  Aena SA                                                               3,115     549,213             0.0%
                  Almirall SA                                                          18,861     340,531             0.0%
                  Amadeus IT Group SA                                                  23,478   1,267,090             0.1%
#*                Amper SA                                                            275,760      74,962             0.0%
                  Applus Services SA                                                   24,430     306,239             0.0%
                  Atresmedia Corp. de Medios de Comunicacion SA                        15,726     197,228             0.0%
                  Azkoyen SA                                                            4,802      37,357             0.0%
                  Banco Bilbao Vizcaya Argentaria SA                                  426,873   3,419,942             0.2%
                  Banco Bilbao Vizcaya Argentaria SA Sponsored ADR                     26,220     209,760             0.0%
                  Banco de Sabadell SA                                              1,069,592   2,057,256             0.1%
#*                Banco Popular Espanol SA                                            259,578     181,634             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
SPAIN -- (Continued)
#                 Banco Santander SA                                                820,758 $5,348,816             0.3%
#                 Banco Santander SA Sponsored ADR                                   80,861    527,210             0.0%
                  Bankia SA                                                         589,749    716,054             0.0%
                  Bankinter SA                                                       98,829    869,988             0.1%
*                 Baron de Ley                                                          258     31,581             0.0%
                  Bolsas y Mercados Espanoles SHMSF SA                               16,537    591,795             0.0%
                  CaixaBank SA                                                      395,709  1,796,694             0.1%
                  Cellnex Telecom SA                                                 12,289    216,909             0.0%
                  Cia de Distribucion Integral Logista Holdings SA                    5,572    133,036             0.0%
                  Cie Automotive SA                                                  17,382    373,653             0.0%
                  Construcciones y Auxiliar de Ferrocarriles SA                       4,920    197,784             0.0%
#*                Deoleo SA                                                         139,533     28,167             0.0%
#                 Distribuidora Internacional de Alimentacion SA                     86,011    511,404             0.0%
#*                Duro Felguera SA                                                   14,383     17,214             0.0%
                  Ebro Foods SA                                                      17,019    380,127             0.0%
*                 eDreams ODIGEO SA                                                  17,017     58,725             0.0%
                  Elecnor SA                                                            200      2,179             0.0%
                  Enagas SA                                                          32,025    841,537             0.1%
                  Ence Energia y Celulosa SA                                         55,325    196,992             0.0%
                  Endesa SA                                                          25,081    590,736             0.0%
*                 Ercros SA                                                          36,300    108,021             0.0%
                  Euskaltel SA                                                        1,138     11,549             0.0%
                  Faes Farma SA                                                      52,855    189,666             0.0%
                  Ferrovial SA                                                       18,123    385,523             0.0%
*                 Fomento de Construcciones y Contratas SA                            9,183     85,044             0.0%
                  Gamesa Corp. Tecnologica SA                                        43,715    942,790             0.1%
                  Gas Natural SDG SA                                                 46,205  1,044,118             0.1%
                  Grifols SA                                                         16,715    448,643             0.0%
                  Grupo Catalana Occidente SA                                        11,139    432,047             0.0%
#*                Grupo Ezentis SA                                                   30,380     22,660             0.0%
                  Iberdrola SA                                                      444,682  3,196,715             0.2%
*                 Indra Sistemas SA                                                  15,283    209,150             0.0%
                  Industria de Diseno Textil SA                                      21,169    811,221             0.1%
                  Inmobiliaria Colonial SA                                           42,388    328,683             0.0%
*                 Liberbank SA                                                      156,297    208,738             0.0%
                  Mapfre SA                                                         287,730  1,003,621             0.1%
                  Mediaset Espana Comunicacion SA                                    40,476    557,620             0.0%
                  Melia Hotels International SA                                      15,073    223,508             0.0%
                  Miquel y Costas & Miquel SA                                         4,281    132,423             0.0%
*                 NH Hotel Group SA                                                  43,409    224,517             0.0%
#                 Obrascon Huarte Lain SA                                            41,036    179,122             0.0%
                  Papeles y Cartones de Europa SA                                    18,195    136,566             0.0%
*                 Pharma Mar SA                                                      17,562     67,324             0.0%
*                 Promotora de Informaciones SA Class A                              13,001     46,320             0.0%
                  Prosegur Cia de Seguridad SA                                       43,888    286,508             0.0%
*                 Quabit Inmobiliaria SA                                             14,706     31,436             0.0%
                  Red Electrica Corp. SA                                             35,236    686,719             0.0%
                  Repsol SA                                                         147,864  2,333,789             0.1%
                  Repsol SA Sponsored ADR                                               220      3,494             0.0%
#*                Sacyr SA                                                          120,852    302,321             0.0%
                  Saeta Yield SA                                                      1,110     10,960             0.0%
*                 Solaria Energia y Medio Ambiente SA                                19,808     21,897             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SPAIN -- (Continued)
#*                Talgo SA                                                           29,066 $   174,452             0.0%
                  Tecnicas Reunidas SA                                                6,255     247,197             0.0%
                  Telefonica SA                                                     179,784   1,988,401             0.1%
                  Telefonica SA Sponsored ADR                                         6,481      71,939             0.0%
                  Tubacex SA                                                         26,701      85,010             0.0%
#*                Tubos Reunidos SA                                                  22,892      27,026             0.0%
                  Vidrala SA                                                          4,241     248,798             0.0%
                  Viscofan SA                                                         5,367     320,795             0.0%
                  Zardoya Otis SA                                                    27,818     257,435             0.0%
                                                                                            ----------- ---------------
TOTAL SPAIN                                                                                  43,015,705             2.0%
                                                                                            ----------- ---------------
SWEDEN -- (2.0%)
#                 AAK AB                                                              8,056     576,585             0.0%
#                 Acando AB                                                          33,126     119,970             0.0%
*                 AddLife AB                                                          1,848      35,110             0.0%
                  AddTech AB Class B                                                  7,769     139,868             0.0%
#                 AF AB Class B                                                      11,894     250,641             0.0%
#                 Alfa Laval AB                                                      20,799     426,207             0.0%
#                 Assa Abloy AB Class B                                              40,078     867,483             0.1%
                  Atlas Copco AB Class A                                             19,698     735,820             0.1%
                  Atlas Copco AB Class B                                              8,305     275,976             0.0%
#                 Atrium Ljungberg AB Class B                                         8,208     135,767             0.0%
                  Avanza Bank Holding AB                                              4,569     183,377             0.0%
                  Axfood AB                                                          12,442     197,439             0.0%
                  B&B Tools AB Class B                                                5,455     124,965             0.0%
                  Beijer Alma AB                                                      5,572     158,105             0.0%
                  Betsson AB                                                         19,810     169,213             0.0%
                  Bilia AB Class A                                                   12,508     250,585             0.0%
                  BillerudKorsnas AB                                                 42,750     684,869             0.1%
                  BioGaia AB Class B                                                  3,701     149,142             0.0%
                  Biotage AB                                                         10,635      60,665             0.0%
#                 Boliden AB                                                         50,704   1,448,527             0.1%
                  Bonava AB Class B                                                  18,716     302,611             0.0%
                  Bulten AB                                                           5,345      76,085             0.0%
                  Bure Equity AB                                                     17,507     216,475             0.0%
#                 Byggmax Group AB                                                   27,070     182,531             0.0%
                  Castellum AB                                                       37,558     514,351             0.0%
                  Catena AB                                                           2,111      31,092             0.0%
                  Clas Ohlson AB Class B                                             13,808     229,072             0.0%
                  Cloetta AB Class B                                                 57,700     233,085             0.0%
*                 Collector AB                                                        1,202      13,254             0.0%
                  Com Hem Holding AB                                                 17,652     219,631             0.0%
                  Concentric AB                                                      11,883     196,019             0.0%
                  Dios Fastigheter AB                                                14,339      73,495             0.0%
                  Doro AB                                                             9,331      61,617             0.0%
                  Duni AB                                                             9,329     132,094             0.0%
                  Dustin Group AB                                                     6,454      53,357             0.0%
                  East Capital Explorer AB                                            9,352      78,645             0.0%
                  Elanders AB Class B                                                 1,278      15,177             0.0%
#                 Electrolux AB Series B                                             18,886     560,481             0.0%
#                 Elekta AB Class B                                                  40,972     427,759             0.0%
#                 Eltel AB                                                            5,050      32,875             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
SWEDEN -- (Continued)
                  Enea AB                                                             3,603 $   34,270             0.0%
                  Fabege AB                                                          22,811    392,805             0.0%
#                 Fagerhult AB                                                        1,182     48,796             0.0%
*                 Fastighets AB Balder Class B                                        8,635    192,796             0.0%
#                 Fenix Outdoor International AG                                        131     12,710             0.0%
#*                Fingerprint Cards AB Class B                                       33,245    132,362             0.0%
                  Getinge AB Class B                                                 24,614    480,786             0.0%
                  Granges AB                                                         14,211    147,565             0.0%
                  Gunnebo AB                                                          7,389     40,614             0.0%
                  Haldex AB                                                          11,172    149,839             0.0%
                  Hemfosa Fastigheter AB                                             24,322    225,351             0.0%
                  Hennes & Mauritz AB Class B                                        21,704    537,402             0.0%
                  Hexagon AB Class B                                                  9,138    397,693             0.0%
                  Hexpol AB                                                          49,657    551,671             0.0%
                  HIQ International AB                                               15,496    105,907             0.0%
#                 Hoist Finance AB                                                    4,717     44,371             0.0%
                  Holmen AB Class B                                                  14,578    614,288             0.1%
                  Hufvudstaden AB Class A                                            17,897    280,401             0.0%
                  Husqvarna AB Class A                                                2,777     27,473             0.0%
                  Husqvarna AB Class B                                               96,883    963,110             0.1%
#                 ICA Gruppen AB                                                      9,200    313,961             0.0%
#                 Indutrade AB                                                       18,684    441,309             0.0%
#                 Intrum Justitia AB                                                 14,681    583,191             0.0%
                  Inwido AB                                                           9,036    129,755             0.0%
                  ITAB Shop Concept AB Class B                                        4,296     34,083             0.0%
                  JM AB                                                              23,484    826,254             0.1%
                  KappAhl AB                                                         25,615    148,025             0.0%
#*                Karo Pharma AB                                                     12,179     47,945             0.0%
                  Kindred Group P.L.C.                                               26,613    275,783             0.0%
#                 Klovern AB Class B                                                 85,401     89,947             0.0%
#                 KNOW IT AB                                                          2,291     33,738             0.0%
#                 Kungsleden AB                                                      33,633    188,303             0.0%
                  Lagercrantz Group AB Class B                                        3,454     37,685             0.0%
                  Lifco AB Class B                                                    3,353    102,115             0.0%
                  Lindab International AB                                            23,174    211,690             0.0%
#                 Loomis AB Class B                                                  24,821    901,216             0.1%
*                 Lundin Petroleum AB                                                16,381    312,365             0.0%
*                 Medivir AB Class B                                                  7,794     60,243             0.0%
#                 Mekonomen AB                                                        7,159    141,922             0.0%
                  Millicom International Cellular SA                                 12,695    695,588             0.1%
                  Modern Times Group MTG AB Class B                                  17,496    570,485             0.0%
#                 MQ Holding AB                                                      11,956     45,324             0.0%
#                 Mycronic AB                                                        16,066    158,651             0.0%
                  NCC AB Class B                                                     19,206    510,250             0.0%
                  NetEnt AB                                                          19,494    150,367             0.0%
                  New Wave Group AB Class B                                          27,186    192,600             0.0%
                  Nibe Industrier AB Class B                                         65,051    576,164             0.0%
                  Nobia AB                                                           50,175    518,884             0.0%
                  Nobina AB                                                           3,612     22,020             0.0%
#                 Nolato AB Class B                                                  12,358    393,384             0.0%
                  Nordea Bank AB                                                    191,734  2,358,101             0.1%
                  Opus Group AB                                                      98,502     78,406             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
SWEDEN -- (Continued)
                  Oriflame Holding AG                                                 7,934 $  325,181             0.0%
                  Pandox AB                                                           4,056     68,121             0.0%
                  Peab AB                                                            56,016    611,742             0.1%
                  Pricer AB Class B                                                  33,309     38,364             0.0%
                  Probi AB                                                              961     48,186             0.0%
*                 Qliro Group AB                                                     26,974     38,351             0.0%
#                 Ratos AB Class B                                                   70,515    330,706             0.0%
                  RaySearch Laboratories AB                                           4,704    118,102             0.0%
                  Recipharm AB Class B                                                1,223     16,910             0.0%
                  Rezidor Hotel Group AB                                             25,056     93,348             0.0%
                  Rottneros AB                                                       16,203     15,186             0.0%
                  Saab AB Class B                                                    11,289    559,390             0.0%
                  Sagax AB Class B                                                   10,084    104,763             0.0%
#                 Sandvik AB                                                         49,703    796,842             0.1%
#*                SAS AB                                                             20,939     34,513             0.0%
#                 Scandi Standard AB                                                 14,326     86,067             0.0%
                  Sectra AB Class B                                                   3,077     56,410             0.0%
                  Securitas AB Class B                                               33,360    551,388             0.0%
                  Semcon AB                                                           2,968     21,398             0.0%
                  Skandinaviska Enskilda Banken AB Class A                           97,109  1,118,243             0.1%
                  Skandinaviska Enskilda Banken AB Class C                            1,487     17,104             0.0%
                  Skanska AB Class B                                                 17,367    415,100             0.0%
                  SKF AB Class A                                                      1,991     43,722             0.0%
                  SKF AB Class B                                                     34,967    767,356             0.1%
                  SkiStar AB                                                          7,368    157,664             0.0%
*                 SSAB AB Class A(B17H0S8)                                           61,083    265,739             0.0%
#*                SSAB AB Class A(BPRBWK4)                                            2,266      9,870             0.0%
*                 SSAB AB Class B(B17H3F6)                                          158,923    563,837             0.0%
#*                SSAB AB Class B(BPRBWM6)                                           12,844     45,669             0.0%
                  Svenska Cellulosa AB SCA Class A                                    2,277     75,772             0.0%
                  Svenska Cellulosa AB SCA Class B                                   34,871  1,154,485             0.1%
                  Svenska Handelsbanken AB Class A                                  117,922  1,673,070             0.1%
                  Svenska Handelsbanken AB Class B                                    2,115     29,794             0.0%
                  Sweco AB Class B                                                   12,260    303,921             0.0%
                  Swedbank AB Class A                                                43,785  1,037,706             0.1%
                  Swedish Match AB                                                   10,762    354,893             0.0%
*                 Swedish Orphan Biovitrum AB                                        14,352    221,575             0.0%
                  Systemair AB                                                          630     11,193             0.0%
                  Tele2 AB Class B                                                   85,242    857,848             0.1%
#                 Telefonaktiebolaget LM Ericsson Class A                             3,536     22,581             0.0%
                  Telefonaktiebolaget LM Ericsson Class B                           152,299    989,460             0.1%
                  Telefonaktiebolaget LM Ericsson Sponsored ADR                       8,088     52,491             0.0%
                  Telia Co AB                                                       396,290  1,613,432             0.1%
#                 Thule Group AB (The)                                               16,048    278,166             0.0%
#                 Trelleborg AB Class B                                              30,864    724,781             0.1%
#                 Victoria Park AB Class B                                            8,944     24,936             0.0%
                  Vitrolife AB                                                        1,709     97,370             0.0%
                  Volvo AB Class A                                                   30,091    491,334             0.0%
                  Volvo AB Class B                                                  149,843  2,447,064             0.1%
                  Wallenstam AB Class B                                              29,761    253,585             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SWEDEN -- (Continued)
#                 Wihlborgs Fastigheter AB                                           17,103 $   333,160             0.0%
                                                                                            ----------- ---------------
TOTAL SWEDEN                                                                                 47,537,873             2.2%
                                                                                            ----------- ---------------
SWITZERLAND -- (4.3%)
                  ABB, Ltd.                                                         127,841   3,132,648             0.2%
                  ABB, Ltd. Sponsored ADR                                            11,588     285,065             0.0%
*                 Actelion, Ltd.                                                      4,280   1,211,950             0.1%
                  Adecco Group AG                                                    25,713   1,910,522             0.1%
                  Allreal Holding AG                                                  4,325     744,149             0.1%
*                 Alpiq Holding AG                                                    1,161      86,237             0.0%
                  ALSO Holding AG                                                     1,416     178,036             0.0%
#                 ams AG                                                             14,246     916,494             0.1%
                  APG SGA SA                                                            242     115,755             0.0%
*                 Arbonia AG                                                         10,309     191,716             0.0%
                  Aryzta AG                                                          18,867     612,533             0.0%
#                 Ascom Holding AG                                                    9,418     177,962             0.0%
                  Autoneum Holding AG                                                 1,216     359,364             0.0%
                  Bachem Holding AG Class B                                             635      75,711             0.0%
                  Baloise Holding AG                                                 12,615   1,849,807             0.1%
                  Bank Coop AG                                                          634      27,652             0.0%
                  Banque Cantonale de Geneve                                             90      14,017             0.0%
                  Banque Cantonale Vaudoise                                             838     607,125             0.0%
                  Barry Callebaut AG                                                    521     715,513             0.0%
                  Basler Kantonalbank                                                   177      12,585             0.0%
                  Belimo Holding AG                                                     118     441,527             0.0%
                  Bell AG                                                               346     148,643             0.0%
                  Bellevue Group AG                                                   2,613      44,891             0.0%
#                 Berner Kantonalbank AG                                                635     120,723             0.0%
                  BFW Liegenschaften AG                                                 830      37,957             0.0%
                  BKW AG                                                              3,354     181,654             0.0%
                  Bobst Group SA                                                      3,039     307,860             0.0%
                  Bossard Holding AG Class A                                          1,689     336,523             0.0%
                  Bucher Industries AG                                                2,162     697,029             0.0%
#                 Burckhardt Compression Holding AG                                     779     239,016             0.0%
                  Burkhalter Holding AG                                                 445      67,085             0.0%
                  Calida Holding AG                                                     851      33,736             0.0%
                  Carlo Gavazzi Holding AG                                               42      13,223             0.0%
                  Cembra Money Bank AG                                                7,646     652,299             0.0%
                  Chocoladefabriken Lindt & Spruengli AG                                  5     332,408             0.0%
                  Cie Financiere Richemont SA                                        24,498   2,047,016             0.1%
                  Clariant AG                                                        80,922   1,638,810             0.1%
                  Coltene Holding AG                                                  1,262     107,796             0.0%
                  Conzzeta AG                                                           275     271,840             0.0%
                  COSMO Pharmaceuticals NV                                              934     151,490             0.0%
                  Credit Suisse Group AG                                            104,011   1,586,268             0.1%
                  Credit Suisse Group AG Sponsored ADR                               11,668     178,056             0.0%
                  Daetwyler Holding AG                                                1,774     300,243             0.0%
                  DKSH Holding AG                                                     6,187     498,345             0.0%
                  dormakaba Holding AG                                                  470     402,706             0.0%
*                 Dufry AG                                                           10,193   1,670,192             0.1%
#                 EFG International AG                                               33,485     212,754             0.0%
                  Emmi AG                                                               550     401,581             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SWITZERLAND -- (Continued)
                  EMS-Chemie Holding AG                                                 594 $   372,208             0.0%
                  Feintool International Holding AG                                     339      43,096             0.0%
                  Flughafen Zuerich AG                                                5,725   1,261,661             0.1%
                  Forbo Holding AG                                                      364     597,094             0.0%
#                 Galenica AG                                                           670     728,006             0.1%
                  GAM Holding AG                                                     46,012     589,603             0.0%
                  Geberit AG                                                          1,928     878,218             0.1%
                  Georg Fischer AG                                                    1,405   1,324,869             0.1%
                  Givaudan SA                                                           361     695,542             0.0%
                  Gurit Holding AG                                                      206     179,509             0.0%
                  Helvetia Holding AG                                                 1,750     971,767             0.1%
                  Hiag Immobilien Holding AG                                            764      94,360             0.0%
#                 HOCHDORF Holding AG                                                   378     115,893             0.0%
                  Huber & Suhner AG                                                   3,661     246,526             0.0%
                  Implenia AG                                                         5,374     412,561             0.0%
                  Inficon Holding AG                                                    631     331,367             0.0%
                  Interroll Holding AG                                                  227     266,916             0.0%
                  Intershop Holding AG                                                  390     187,856             0.0%
                  Julius Baer Group, Ltd.                                            25,770   1,343,820             0.1%
                  Jungfraubahn Holding AG                                               519      56,863             0.0%
                  Kardex AG                                                           2,304     253,711             0.0%
                  Komax Holding AG                                                      876     233,752             0.0%
                  Kudelski SA                                                        13,192     228,830             0.0%
                  Kuehne + Nagel International AG                                     2,180     329,693             0.0%
                  LafargeHolcim, Ltd.(BZ3DNX4)                                        6,741     382,535             0.0%
                  LafargeHolcim, Ltd.(7110753)                                       24,981   1,416,633             0.1%
*                 Lastminute.com NV                                                   1,768      25,423             0.0%
                  LEM Holding SA                                                         70      71,551             0.0%
                  Liechtensteinische Landesbank AG                                    1,594      78,815             0.0%
                  Logitech International SA(H50430232)                               27,599     915,735             0.1%
                  Logitech International SA(B18ZRK2)                                  5,234     174,927             0.0%
                  Lonza Group AG                                                      8,641   1,768,035             0.1%
                  Luzerner Kantonalbank AG                                            1,008     435,598             0.0%
                  Metall Zug AG Class B                                                  59     231,864             0.0%
#*                Meyer Burger Technology AG                                          3,779       3,115             0.0%
                  Mobilezone Holding AG                                               4,852      74,134             0.0%
                  Mobimo Holding AG                                                   1,887     507,356             0.0%
                  Nestle SA                                                         200,030  15,406,403             0.7%
                  Novartis AG                                                        56,381   4,340,495             0.2%
                  Novartis AG Sponsored ADR                                          20,738   1,597,448             0.1%
                  OC Oerlikon Corp. AG                                               48,621     584,144             0.0%
                  Orior AG                                                            1,572     120,580             0.0%
#                 Panalpina Welttransport Holding AG                                  2,788     368,771             0.0%
#                 Partners Group Holding AG                                           1,312     793,112             0.1%
#                 Phoenix Mecano AG                                                     117      62,144             0.0%
                  Plazza AG Class A                                                     199      46,100             0.0%
                  PSP Swiss Property AG                                               5,860     525,380             0.0%
                  Rieter Holding AG                                                   1,006     223,261             0.0%
                  Roche Holding AG(7108918)                                             572     149,852             0.0%
                  Roche Holding AG(7110388)                                          13,790   3,608,351             0.2%
                  Romande Energie Holding SA                                             28      36,275             0.0%
*                 Schaffner Holding AG                                                  112      31,736             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
SWITZERLAND -- (Continued)
                  Schindler Holding AG                                                  681 $    135,274             0.0%
*                 Schmolz + Bickenbach AG                                           133,580      122,368             0.0%
                  Schweiter Technologies AG                                             315      378,593             0.0%
                  SFS Group AG                                                        2,732      272,644             0.0%
                  SGS SA                                                                213      479,635             0.0%
                  Siegfried Holding AG                                                1,106      316,177             0.0%
                  Sika AG                                                               321    2,048,738             0.1%
                  Sonova Holding AG                                                   6,608      977,122             0.1%
                  St Galler Kantonalbank AG                                             726      315,272             0.0%
                  Straumann Holding AG                                                1,341      707,854             0.0%
                  Sulzer AG                                                           6,717      783,882             0.1%
                  Sunrise Communications Group AG                                    12,463      925,723             0.1%
#                 Swatch Group AG (The)(7184725)                                      3,306    1,322,627             0.1%
                  Swatch Group AG (The)(7184736)                                      5,668      439,717             0.0%
                  Swiss Life Holding AG                                               6,607    2,150,168             0.1%
                  Swiss Prime Site AG                                                 9,146      792,899             0.1%
                  Swiss Re AG                                                        17,868    1,554,146             0.1%
                  Swisscom AG                                                         1,619      706,017             0.0%
                  Swissquote Group Holding SA                                         3,174       87,440             0.0%
*                 Syngenta AG                                                         8,330    3,871,229             0.2%
                  Syngenta AG ADR                                                     4,074      379,004             0.0%
#                 Tamedia AG                                                            235       34,601             0.0%
                  Tecan Group AG                                                      1,745      297,797             0.0%
                  Temenos Group AG                                                    8,201      709,844             0.0%
                  Thurgauer Kantonalbank                                                480       45,010             0.0%
                  u-blox Holding AG                                                   1,588      351,941             0.0%
*                 UBS Group AG(H42097107)                                            13,106      222,933             0.0%
                  UBS Group AG(BRJL176)                                             191,586    3,270,533             0.2%
                  Valiant Holding AG                                                  4,522      519,073             0.0%
                  Valora Holding AG                                                     990      339,756             0.0%
                  Vaudoise Assurances Holding SA                                        323      168,207             0.0%
                  Vetropack Holding AG                                                   36       71,243             0.0%
                  Vontobel Holding AG                                                 8,608      507,532             0.0%
                  VP Bank AG                                                            208       23,949             0.0%
                  VZ Holding AG                                                         610      169,673             0.0%
                  Walliser Kantonalbank                                                 123       10,299             0.0%
                  Warteck Invest AG                                                       7       13,608             0.0%
                  Ypsomed Holding AG                                                    490       94,308             0.0%
                  Zehnder Group AG                                                    1,798       60,932             0.0%
                  Zuger Kantonalbank AG                                                  13       69,713             0.0%
                  Zurich Insurance Group AG                                           8,648    2,393,232             0.1%
                                                                                            ------------ ---------------
TOTAL SWITZERLAND                                                                            100,210,719             4.6%
                                                                                            ------------ ---------------
TAIWAN -- (3.7%)
                  A-DATA Technology Co., Ltd.                                        40,000       94,684             0.0%
                  Ability Enterprise Co., Ltd.                                       56,988       37,853             0.0%
                  AcBel Polytech, Inc.                                              121,000       93,837             0.0%
                  Accton Technology Corp.                                           139,000      315,310             0.0%
                  Acer, Inc.                                                        673,000      317,649             0.0%
                  ACES Electronic Co., Ltd.                                          18,000       14,902             0.0%
                  Achem Technology Corp.                                             26,000        9,004             0.0%
                  Acter Co., Ltd.                                                    13,000       56,835             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
TAIWAN -- (Continued)
                  Actron Technology Corp.                                              21,000 $ 74,065             0.0%
                  Adlink Technology, Inc.                                              12,659   27,802             0.0%
                  Advanced Ceramic X Corp.                                              5,000   52,650             0.0%
#                 Advanced Semiconductor Engineering, Inc.                            721,863  904,703             0.1%
                  Advanced Semiconductor Engineering, Inc. ADR                          6,800   42,568             0.0%
                  Advanced Wireless Semiconductor Co.                                  47,000   95,503             0.0%
                  Advantech Co., Ltd.                                                  13,000  105,089             0.0%
*                 AGV Products Corp.                                                  126,875   31,656             0.0%
                  Airtac International Group                                           17,450  199,476             0.0%
                  Alchip Technologies, Ltd.                                            16,000   31,742             0.0%
*                 ALI Corp.                                                           124,000   63,700             0.0%
                  All Ring Tech Co., Ltd.                                              25,000   64,959             0.0%
#                 Alltop Technology Co., Ltd.                                          23,000   53,313             0.0%
                  Alpha Networks, Inc.                                                134,300  109,088             0.0%
                  Altek Corp.                                                         121,000  107,712             0.0%
                  Amazing Microelectronic Corp.                                        26,000   55,329             0.0%
                  Ambassador Hotel (The)                                               20,000   15,480             0.0%
                  AmTRAN Technology Co., Ltd.                                         218,000  158,451             0.0%
                  Anpec Electronics Corp.                                              44,000   55,466             0.0%
                  Apacer Technology, Inc.                                              16,750   21,782             0.0%
*                 APCB, Inc.                                                           51,000   52,548             0.0%
                  Apex Biotechnology Corp.                                             32,000   41,249             0.0%
                  Apex International Co., Ltd.                                         46,000   44,862             0.0%
#                 Arcadyan Technology Corp.                                            41,000   68,975             0.0%
                  Ardentec Corp.                                                      126,990  104,258             0.0%
                  Asia Cement Corp.                                                   449,000  443,312             0.1%
*                 Asia Optical Co., Inc.                                               63,000  120,937             0.0%
*                 Asia Pacific Telecom Co., Ltd.                                      221,000   71,200             0.0%
                  Asia Plastic Recycling Holding, Ltd.                                 95,305   46,731             0.0%
                  Asia Polymer Corp.                                                  122,460   75,254             0.0%
                  Asia Vital Components Co., Ltd.                                     132,000  109,758             0.0%
                  ASMedia Technology, Inc.                                              5,000   51,822             0.0%
                  ASPEED Technology, Inc.                                               4,000   77,568             0.0%
                  Asustek Computer, Inc.                                               77,000  756,477             0.1%
                  Aten International Co., Ltd.                                         36,000   99,065             0.0%
#                 AU Optronics Corp.                                                1,862,000  773,860             0.1%
                  AU Optronics Corp. Sponsored ADR                                     12,300   49,692             0.0%
                  Audix Corp.                                                          17,000   23,655             0.0%
#                 AURAS Technology Co., Ltd.                                           28,000   76,219             0.0%
                  Aurora Corp.                                                         13,000   24,949             0.0%
                  Avalue Technology, Inc.                                              20,000   37,191             0.0%
#                 AVY Precision Technology, Inc.                                       15,000   24,293             0.0%
                  Axiomtek Co., Ltd.                                                   10,000   19,515             0.0%
                  Bank of Kaohsiung Co., Ltd.                                          64,000   20,572             0.0%
                  Basso Industry Corp.                                                 38,000  108,281             0.0%
                  BenQ Materials Corp.                                                 28,000   15,155             0.0%
                  BES Engineering Corp.                                               557,000  115,398             0.0%
                  Bioteque Corp.                                                        8,000   25,540             0.0%
#                 Bizlink Holding, Inc.                                                23,011  137,692             0.0%
#                 Boardtek Electronics Corp.                                           37,000   33,980             0.0%
                  Bothhand Enterprise, Inc.                                            16,000   35,371             0.0%
                  Bright Led Electronics Corp.                                         41,000   22,869             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
TAIWAN -- (Continued)
*                 Browave Corp.                                                        11,000 $   20,084             0.0%
                  Capital Securities Corp.                                            557,000    184,367             0.0%
                  Career Technology MFG. Co., Ltd.                                     95,000     63,859             0.0%
                  Casetek Holdings, Ltd.                                               34,000    100,773             0.0%
                  Catcher Technology Co., Ltd.                                        108,000  1,109,090             0.1%
                  Cathay Financial Holding Co., Ltd.                                  456,000    730,791             0.1%
                  Cathay Real Estate Development Co., Ltd.                            198,000    132,937             0.0%
*                 Center Laboratories, Inc.                                            22,000     41,903             0.0%
                  Chailease Holding Co., Ltd.                                         258,760    659,244             0.1%
*                 Champion Building Materials Co., Ltd.                                48,000     12,417             0.0%
                  Chang Hwa Commercial Bank, Ltd.                                     543,360    314,929             0.0%
                  Chang Wah Electromaterials, Inc.                                      9,900     51,148             0.0%
                  Channel Well Technology Co., Ltd.                                    48,000     49,273             0.0%
                  Charoen Pokphand Enterprise                                          66,000    124,269             0.0%
                  Chaun-Choung Technology Corp.                                        19,000     74,542             0.0%
                  CHC Healthcare Group                                                 22,000     31,008             0.0%
                  Chen Full International Co., Ltd.                                    38,000     63,834             0.0%
                  Chenbro Micom Co., Ltd.                                              23,000     40,548             0.0%
                  Cheng Loong Corp.                                                   278,000    131,693             0.0%
                  Cheng Shin Rubber Industry Co., Ltd.                                145,000    299,237             0.0%
#                 Cheng Uei Precision Industry Co., Ltd.                              156,000    218,993             0.0%
                  Chia Hsin Cement Corp.                                               58,000     20,724             0.0%
                  Chian Hsing Forging Industrial Co., Ltd.                              6,000     10,809             0.0%
                  Chicony Electronics Co., Ltd.                                       103,576    273,302             0.0%
                  Chicony Power Technology Co., Ltd.                                   42,000     78,089             0.0%
                  Chilisin Electronics Corp.                                           35,000     95,208             0.0%
                  Chimei Materials Technology Corp.                                    97,000     48,809             0.0%
                  Chin-Poon Industrial Co., Ltd.                                      128,000    260,959             0.0%
                  China Airlines, Ltd.                                                941,000    291,504             0.0%
                  China Bills Finance Corp.                                           280,000    137,354             0.0%
                  China Chemical & Pharmaceutical Co., Ltd.                            71,000     43,874             0.0%
                  China Development Financial Holding Corp.                         1,592,000    439,151             0.1%
                  China General Plastics Corp.                                        139,740    123,344             0.0%
                  China Life Insurance Co., Ltd.                                      617,032    574,525             0.1%
                  China Man-Made Fiber Corp.                                          389,800    102,216             0.0%
                  China Metal Products                                                 87,000     85,166             0.0%
                  China Motor Corp.                                                   163,000    148,301             0.0%
*                 China Petrochemical Development Corp.                               707,000    266,921             0.0%
                  China Steel Chemical Corp.                                           27,000    106,933             0.0%
                  China Steel Corp.                                                   648,000    519,316             0.1%
                  China Synthetic Rubber Corp.                                        164,110    165,997             0.0%
                  China Wire & Cable Co., Ltd.                                         31,000     25,437             0.0%
                  Chinese Maritime Transport, Ltd.                                     13,000     12,308             0.0%
                  Chipbond Technology Corp.                                           154,000    229,669             0.0%
                  ChipMOS TECHNOLOGIES, Inc.                                           84,000     73,978             0.0%
#                 Chlitina Holding, Ltd.                                               16,000     76,789             0.0%
                  Chong Hong Construction Co., Ltd.                                    44,100    102,824             0.0%
                  Chroma ATE, Inc.                                                     47,000    146,932             0.0%
                  Chun Yuan Steel                                                      87,000     34,754             0.0%
*                 Chung Hung Steel Corp.                                              363,000    108,728             0.0%
                  Chung Hwa Pulp Corp.                                                193,228     64,344             0.0%
                  Chung-Hsin Electric & Machinery Manufacturing Corp.                 156,000     97,422             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
TAIWAN -- (Continued)
                  Chunghwa Precision Test Tech Co., Ltd.                                2,000 $ 77,812             0.0%
                  Chunghwa Telecom Co., Ltd.                                           47,000  158,985             0.0%
                  Chunghwa Telecom Co., Ltd. Sponsored ADR                              3,400  115,056             0.0%
                  Cleanaway Co., Ltd.                                                  21,000  119,698             0.0%
                  Clevo Co.                                                           184,000  168,477             0.0%
*                 CMC Magnetics Corp.                                                 570,219   71,165             0.0%
*                 Co-Tech Development Corp.                                            16,000   26,593             0.0%
                  Coland Holdings, Ltd.                                                13,000   17,329             0.0%
                  Compal Electronics, Inc.                                          1,087,000  727,667             0.1%
                  Compeq Manufacturing Co., Ltd.                                      336,000  247,208             0.0%
                  Compucase Enterprise                                                 33,000   45,129             0.0%
                  Concord Securities Co., Ltd.                                         96,000   21,748             0.0%
                  Continental Holdings Corp.                                           62,000   22,406             0.0%
                  Contrel Technology Co., Ltd.                                         31,000   22,935             0.0%
                  Coretronic Corp.                                                    148,000  209,592             0.0%
                  Coxon Precise Industrial Co., Ltd.                                   34,000   34,528             0.0%
                  Creative Sensor, Inc.                                                35,000   27,835             0.0%
                  CSBC Corp. Taiwan                                                   119,000   55,411             0.0%
                  CTBC Financial Holding Co., Ltd.                                  1,572,563  982,011             0.1%
                  CTCI Corp.                                                          107,000  187,350             0.0%
                  Cub Elecparts, Inc.                                                   6,792   71,106             0.0%
                  CviLux Corp.                                                         28,360   30,914             0.0%
                  CX Technology Co., Ltd.                                              33,000   35,635             0.0%
                  Cyberlink Corp.                                                      23,000   51,069             0.0%
                  CyberPower Systems, Inc.                                             12,000   38,973             0.0%
                  CyberTAN Technology, Inc.                                           105,000   68,510             0.0%
                  Cypress Technology Co., Ltd.                                          8,000   38,968             0.0%
                  D-Link Corp.                                                        210,800   87,595             0.0%
                  DA CIN Construction Co., Ltd.                                        32,000   20,520             0.0%
                  Da-Li Development Co., Ltd.                                          30,536   23,576             0.0%
*                 Danen Technology Corp.                                              107,000   24,559             0.0%
                  Darfon Electronics Corp.                                             95,000   82,184             0.0%
                  Darwin Precisions Corp.                                             183,000   83,670             0.0%
                  De Licacy Industrial Co., Ltd.                                       61,787   58,447             0.0%
                  Delta Electronics, Inc.                                              57,365  322,893             0.0%
                  Depo Auto Parts Ind Co., Ltd.                                        35,000  100,861             0.0%
                  DFI, Inc.                                                            15,000   27,285             0.0%
                  Dynapack International Technology Corp.                              34,000   45,562             0.0%
                  E Ink Holdings, Inc.                                                264,000  269,292             0.0%
                  E-Lead Electronic Co., Ltd.                                          19,000   22,544             0.0%
                  E-LIFE MALL Corp.                                                     8,000   16,923             0.0%
                  E.Sun Financial Holding Co., Ltd.                                   814,893  492,547             0.1%
*                 Eastern Media International Corp.                                   171,000   55,527             0.0%
#                 Eclat Textile Co., Ltd.                                              21,160  231,425             0.0%
                  Edison Opto Corp.                                                    22,000   11,941             0.0%
                  Edom Technology Co., Ltd.                                            34,467   18,166             0.0%
                  eGalax_eMPIA Technology, Inc.                                        17,680   30,300             0.0%
                  Elan Microelectronics Corp.                                          67,000   94,908             0.0%
                  Elite Advanced Laser Corp.                                           32,400  142,824             0.0%
                  Elite Material Co., Ltd.                                             69,000  275,208             0.0%
                  Elite Semiconductor Memory Technology, Inc.                          51,000   70,651             0.0%
                  Elitegroup Computer Systems Co., Ltd.                               138,000   89,747             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
TAIWAN -- (Continued)
                  eMemory Technology, Inc.                                             11,000 $151,462             0.0%
                  ENG Electric Co., Ltd.                                               31,000   18,003             0.0%
                  Ennoconn Corp.                                                        5,253   57,076             0.0%
                  EnTie Commercial Bank Co., Ltd.                                      51,000   22,473             0.0%
*                 Epileds Technologies, Inc.                                           24,000   17,504             0.0%
#*                Epistar Corp.                                                       319,000  316,809             0.0%
                  Eson Precision Ind. Co., Ltd.                                        16,000   24,567             0.0%
                  Eternal Materials Co., Ltd.                                         200,640  214,689             0.0%
*                 Etron Technology, Inc.                                              121,000   48,914             0.0%
                  Eurocharm Holdings Co., Ltd.                                         13,000   37,448             0.0%
                  Eva Airways Corp.                                                   713,750  350,898             0.0%
                  Everest Textile Co., Ltd.                                            59,000   32,153             0.0%
                  Evergreen International Storage & Transport Corp.                   217,000   98,445             0.0%
*                 Evergreen Marine Corp. Taiwan, Ltd.                                 418,610  184,604             0.0%
                  Everlight Chemical Industrial Corp.                                  90,405   58,718             0.0%
                  Everlight Electronics Co., Ltd.                                     107,000  168,399             0.0%
                  Excelsior Medical Co., Ltd.                                          35,000   52,366             0.0%
                  Far Eastern Department Stores, Ltd.                                 343,000  181,313             0.0%
                  Far Eastern International Bank                                      614,836  192,535             0.0%
                  Far Eastern New Century Corp.                                       428,100  360,202             0.0%
                  Far EasTone Telecommunications Co., Ltd.                             84,000  206,854             0.0%
                  Faraday Technology Corp.                                             51,600   62,610             0.0%
                  Farglory Land Development Co., Ltd.                                 125,000  169,424             0.0%
                  Federal Corp.                                                       197,926   90,785             0.0%
                  Feng Hsin Steel Co., Ltd.                                            99,000  167,239             0.0%
                  Feng TAY Enterprise Co., Ltd.                                        33,484  128,667             0.0%
                  First Financial Holding Co., Ltd.                                 1,054,958  643,378             0.1%
                  First Hi-Tec Enterprise Co., Ltd.                                    25,969   27,607             0.0%
*                 First Insurance Co., Ltd. (The)                                      66,000   29,194             0.0%
*                 First Steamship Co., Ltd.                                            38,000    9,895             0.0%
                  FLEXium Interconnect, Inc.                                           84,116  312,155             0.0%
                  Flytech Technology Co., Ltd.                                         36,297  123,827             0.0%
                  FocalTech Systems Co., Ltd.                                          94,228  116,372             0.0%
                  Formosa Advanced Technologies Co., Ltd.                              50,000   47,038             0.0%
                  Formosa Chemicals & Fibre Corp.                                     120,000  368,998             0.0%
                  Formosa International Hotels Corp.                                    8,672   45,404             0.0%
                  Formosa Laboratories, Inc.                                           17,000   50,438             0.0%
                  Formosa Petrochemical Corp.                                          47,000  164,285             0.0%
                  Formosa Plastics Corp.                                              103,000  309,500             0.0%
                  Formosa Taffeta Co., Ltd.                                           153,000  159,694             0.0%
                  Formosan Rubber Group, Inc.                                         117,900   65,031             0.0%
                  Formosan Union Chemical                                              74,000   49,650             0.0%
                  Fortune Electric Co., Ltd.                                           40,000   22,986             0.0%
                  Foxconn Technology Co., Ltd.                                        104,535  318,511             0.0%
                  Foxsemicon Integrated Technology, Inc.                               23,000   95,159             0.0%
*                 Froch Enterprise Co., Ltd.                                           36,000   13,278             0.0%
                  FSP Technology, Inc.                                                 45,000   35,112             0.0%
                  Fubon Financial Holding Co., Ltd.                                   429,000  671,566             0.1%
                  Fulgent Sun International Holding Co., Ltd.                          18,404   46,443             0.0%
                  Fullerton Technology Co., Ltd.                                       23,000   18,598             0.0%
                  Fulltech Fiber Glass Corp.                                           92,000   47,251             0.0%
                  G Shank Enterprise Co., Ltd.                                         49,000   42,291             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
TAIWAN -- (Continued)
*                 G Tech Optoelectronics Corp.                                       12,021 $  6,976             0.0%
                  Gallant Precision Machining Co., Ltd.                              29,000   23,605             0.0%
                  GCS Holdings, Inc.                                                  9,000   18,007             0.0%
                  Gemtek Technology Corp.                                           128,000  143,694             0.0%
#                 General Interface Solution Holding, Ltd.                           33,000  183,993             0.0%
                  General Plastic Industrial Co., Ltd.                               15,000   20,484             0.0%
                  Generalplus Technology, Inc.                                       19,000   26,170             0.0%
*                 Genesis Photonics, Inc.                                            34,000    4,264             0.0%
                  Genesys Logic, Inc.                                                35,000   47,135             0.0%
*                 Genius Electronic Optical Co., Ltd.                                12,000  140,205             0.0%
                  GeoVision, Inc.                                                    19,997   27,295             0.0%
                  Getac Technology Corp.                                            102,000  132,197             0.0%
                  Giant Manufacturing Co., Ltd.                                      49,000  296,103             0.0%
                  Giantplus Technology Co., Ltd.                                     55,000   30,566             0.0%
                  Gigabyte Technology Co., Ltd.                                     179,000  236,841             0.0%
                  Gigasolar Materials Corp.                                           7,000   61,365             0.0%
#*                Gigastorage Corp.                                                 102,000   73,688             0.0%
                  Ginko International Co., Ltd.                                      13,000  106,964             0.0%
#*                Gintech Energy Corp.                                              141,088   81,269             0.0%
*                 Global Brands Manufacture, Ltd.                                    72,000   29,226             0.0%
#                 Global Lighting Technologies, Inc.                                 25,000   44,702             0.0%
                  Global Mixed Mode Technology, Inc.                                 10,000   23,553             0.0%
                  Global PMX Co., Ltd.                                                9,000   41,433             0.0%
                  Global Unichip Corp.                                               27,000   94,365             0.0%
#                 Globalwafers Co., Ltd.                                             19,000  135,653             0.0%
                  Globe Union Industrial Corp.                                       43,000   24,902             0.0%
                  Gloria Material Technology Corp.                                  173,680  112,993             0.0%
                  Glory Science Co., Ltd.                                            13,000   28,049             0.0%
*                 Gold Circuit Electronics, Ltd.                                    160,000   58,751             0.0%
                  Goldsun Building Materials Co., Ltd.                              363,000   98,952             0.0%
                  Gourmet Master Co., Ltd.                                            7,350   73,807             0.0%
                  Grand Pacific Petrochemical                                       287,000  187,684             0.0%
                  Grand Plastic Technology Corp.                                      7,000   40,790             0.0%
                  Grape King Bio, Ltd.                                               18,000  115,963             0.0%
                  Great China Metal Industry                                         21,000   18,143             0.0%
                  Great Wall Enterprise Co., Ltd.                                   208,000  201,023             0.0%
                  Greatek Electronics, Inc.                                          82,000  115,180             0.0%
*                 Green Energy Technology, Inc.                                      85,000   44,163             0.0%
                  Green Seal Holding, Ltd.                                           15,000   73,470             0.0%
                  Hannstar Board Corp.                                              118,000   67,411             0.0%
#*                HannStar Display Corp.                                            916,000  246,110             0.0%
*                 HannsTouch Solution, Inc.                                         174,797   62,138             0.0%
                  Hanpin Electron Co., Ltd.                                          14,000   21,450             0.0%
                  Hey Song Corp.                                                     48,000   52,817             0.0%
                  Highwealth Construction Corp.                                     256,300  432,051             0.1%
#                 Hiroca Holdings, Ltd.                                              19,000   61,611             0.0%
#                 Hitron Technology, Inc.                                            65,000   47,993             0.0%
                  Hiwin Technologies Corp.                                           36,128  230,211             0.0%
*                 Ho Tung Chemical Corp.                                            235,870   70,492             0.0%
                  Hocheng Corp.                                                      65,000   19,707             0.0%
                  Holiday Entertainment Co., Ltd.                                    18,000   31,627             0.0%
                  Holtek Semiconductor, Inc.                                         63,000  116,864             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
TAIWAN -- (Continued)
                  Holy Stone Enterprise Co., Ltd.                                      37,000 $   50,988             0.0%
                  Hon Hai Precision Industry Co., Ltd.                                780,780  2,555,619             0.1%
                  Hong Pu Real Estate Development Co., Ltd.                            69,000     56,014             0.0%
                  Hong YI Fiber Industry Co.                                           56,000     41,648             0.0%
                  Hota Industrial Manufacturing Co., Ltd.                              29,786    131,180             0.0%
                  Hotai Motor Co., Ltd.                                                12,000    138,296             0.0%
                  Hsin Kuang Steel Co., Ltd.                                          100,000     75,485             0.0%
                  Hsin Yung Chien Co., Ltd.                                             8,000     19,101             0.0%
#*                HTC Corp.                                                           148,000    355,132             0.0%
                  Hu Lane Associate, Inc.                                              20,000     97,763             0.0%
*                 HUA ENG Wire & Cable Co., Ltd.                                       78,000     21,860             0.0%
                  Hua Nan Financial Holdings Co., Ltd.                                860,104    481,629             0.1%
                  Huaku Development Co., Ltd.                                          72,000    165,119             0.0%
                  Huang Hsiang Construction Corp.                                      44,000     63,965             0.0%
                  Hung Sheng Construction, Ltd.                                       130,000     83,120             0.0%
                  I-Sheng Electric Wire & Cable Co., Ltd.                              25,000     40,765             0.0%
#                 Ibase Technology, Inc.                                               47,527     93,820             0.0%
*                 Ichia Technologies, Inc.                                            138,000     94,785             0.0%
                  IEI Integration Corp.                                                71,000    107,807             0.0%
                  Infortrend Technology, Inc.                                          63,000     34,844             0.0%
                  Innodisk Corp.                                                       20,645     70,748             0.0%
                  Innolux Corp.                                                     1,418,000    661,839             0.1%
                  Intai Technology Corp.                                                7,000     31,558             0.0%
#                 Integrated Service Technology, Inc.                                  19,680     64,206             0.0%
                  IntelliEPI, Inc.                                                      8,000     21,291             0.0%
#                 International Games System Co., Ltd.                                 14,000     89,753             0.0%
                  Inventec Corp.                                                      407,000    302,645             0.0%
                  Iron Force Industrial Co., Ltd.                                      14,000     75,518             0.0%
                  ITE Technology, Inc.                                                 43,000     50,263             0.0%
                  ITEQ Corp.                                                           66,000     98,921             0.0%
                  Jarllytec Co., Ltd.                                                  21,000     37,797             0.0%
                  Jentech Precision Industrial Co., Ltd.                               20,000     46,374             0.0%
                  Jess-Link Products Co., Ltd.                                         39,000     39,318             0.0%
                  Jih Sun Financial Holdings Co., Ltd.                                446,712    105,578             0.0%
                  Jinli Group Holdings, Ltd.                                           27,300     33,903             0.0%
                  Johnson Health Tech Co., Ltd.                                        13,065     18,183             0.0%
                  K Laser Technology, Inc.                                             41,000     21,601             0.0%
                  Kaori Heat Treatment Co., Ltd.                                       23,000     37,015             0.0%
                  KD Holding Corp.                                                     11,000     63,244             0.0%
                  KEE TAI Properties Co., Ltd.                                        114,000     41,911             0.0%
                  Kenda Rubber Industrial Co., Ltd.                                    98,899    159,230             0.0%
                  Kerry TJ Logistics Co., Ltd.                                         45,000     62,095             0.0%
                  Kindom Construction Corp.                                           115,000     72,526             0.0%
                  King Chou Marine Technology Co., Ltd.                                17,000     21,743             0.0%
                  King Slide Works Co., Ltd.                                            7,000    107,740             0.0%
                  King Yuan Electronics Co., Ltd.                                     331,000    298,803             0.0%
                  King's Town Bank Co., Ltd.                                          186,000    178,700             0.0%
                  Kingpak Technology, Inc.                                              5,000     28,440             0.0%
                  Kinik Co.                                                            39,000     90,801             0.0%
#*                Kinko Optical Co., Ltd.                                              58,000     66,942             0.0%
                  Kinpo Electronics                                                   457,000    170,999             0.0%
                  Kinsus Interconnect Technology Corp.                                 73,000    189,749             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
TAIWAN -- (Continued)
                  KMC Kuei Meng International, Inc.                                    11,000 $ 53,227             0.0%
                  KS Terminals, Inc.                                                   32,000   49,197             0.0%
                  Kung Long Batteries Industrial Co., Ltd.                             20,000  101,700             0.0%
*                 Kung Sing Engineering Corp.                                          46,000   19,741             0.0%
                  Kuo Toong International Co., Ltd.                                    64,224   43,391             0.0%
                  Kuoyang Construction Co., Ltd.                                       84,000   38,403             0.0%
                  Kwong Fong Industries Corp.                                          24,960   23,158             0.0%
                  Kwong Lung Enterprise Co., Ltd.                                      20,000   29,828             0.0%
#                 L&K Engineering Co., Ltd.                                            71,000   81,164             0.0%
                  LAN FA Textile                                                       48,000   12,439             0.0%
                  Land Mark Optoelectronics Corp.                                       2,000   17,535             0.0%
                  Lanner Electronics, Inc.                                             16,000   24,681             0.0%
                  Largan Precision Co., Ltd.                                            2,000  332,139             0.0%
                  LCY Chemical Corp.                                                  162,000  232,861             0.0%
                  Lealea Enterprise Co., Ltd.                                         222,000   61,355             0.0%
                  Ledlink Optics, Inc.                                                 17,000   24,551             0.0%
                  Lelon Electronics Corp.                                              30,850   42,484             0.0%
                  Lemtech Holdings Co., Ltd.                                            7,000   29,559             0.0%
                  Lextar Electronics Corp.                                            102,000   70,469             0.0%
                  Li Cheng Enterprise Co., Ltd.                                         9,920   26,197             0.0%
*                 Li Peng Enterprise Co., Ltd.                                        283,600   75,713             0.0%
                  Lian HWA Food Corp.                                                  16,000   18,711             0.0%
                  Lien Hwa Industrial Corp.                                           219,465  198,942             0.0%
                  Lingsen Precision Industries, Ltd.                                  174,000   82,388             0.0%
                  Lite-On Semiconductor Corp.                                          90,000   88,688             0.0%
                  Lite-On Technology Corp.                                            416,417  726,378             0.1%
                  Long Bon International Co., Ltd.                                    113,000   61,977             0.0%
                  Long Chen Paper Co., Ltd.                                           165,417  148,992             0.0%
                  Longwell Co.                                                         24,000   25,490             0.0%
                  Lotes Co., Ltd.                                                      19,000   73,313             0.0%
                  Lu Hai Holding Corp.                                                 12,000   22,344             0.0%
                  Lumax International Corp., Ltd.                                      24,000   41,083             0.0%
                  Lung Yen Life Service Corp.                                          22,000   41,762             0.0%
#                 LuxNet Corp.                                                         36,099   41,207             0.0%
                  Macauto Industrial Co., Ltd.                                          8,000   46,823             0.0%
                  Machvision, Inc.                                                      4,000   11,235             0.0%
*                 Macronix International                                            1,046,000  465,945             0.1%
                  Mag Layers Scientific-Technics Co., Ltd.                             23,000   55,785             0.0%
                  Makalot Industrial Co., Ltd.                                         60,167  253,274             0.0%
                  Marketech International Corp.                                        29,000   39,508             0.0%
                  Masterlink Securities Corp.                                         330,537   92,446             0.0%
                  Materials Analysis Technology, Inc.                                   8,967   30,880             0.0%
                  MediaTek, Inc.                                                       62,000  445,663             0.1%
                  Mega Financial Holding Co., Ltd.                                    923,975  741,764             0.1%
                  Meiloon Industrial Co.                                               25,000   17,549             0.0%
                  Mercuries & Associates Holding, Ltd.                                103,300   82,508             0.0%
*                 Mercuries Life Insurance Co., Ltd.                                  236,212  120,960             0.0%
                  Merida Industry Co., Ltd.                                            23,000  123,428             0.0%
                  Merry Electronics Co., Ltd.                                          46,000  272,294             0.0%
                  Micro-Star International Co., Ltd.                                  178,000  356,524             0.0%
*                 Microbio Co., Ltd.                                                   77,000   55,610             0.0%
*                 Microelectronics Technology, Inc.                                    27,000   27,117             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
TAIWAN -- (Continued)
                  Microlife Corp.                                                    18,000 $ 41,217             0.0%
                  MIN AIK Technology Co., Ltd.                                       37,000   38,036             0.0%
#                 Mirle Automation Corp.                                             50,000   66,854             0.0%
                  Mitac Holdings Corp.                                              186,692  196,871             0.0%
                  momo.com, Inc.                                                      8,000   57,286             0.0%
*                 Motech Industries, Inc.                                           142,000  125,360             0.0%
#                 MPI Corp.                                                          22,000   78,704             0.0%
                  Nak Sealing Technologies Corp.                                     17,000   46,317             0.0%
                  Namchow Chemical Industrial Co., Ltd.                              68,000  137,398             0.0%
                  Nan Kang Rubber Tire Co., Ltd.                                    103,000   98,313             0.0%
                  Nan Liu Enterprise Co., Ltd.                                        7,000   34,779             0.0%
                  Nan Ya Plastics Corp.                                             135,000  325,179             0.0%
                  Nan Ya Printed Circuit Board Corp.                                 85,000   74,471             0.0%
                  Nantex Industry Co., Ltd.                                          68,736   53,189             0.0%
                  Nanya Technology Corp.                                             88,432  140,900             0.0%
#*                Neo Solar Power Corp.                                             296,338  137,942             0.0%
                  Netronix, Inc.                                                     20,000   45,080             0.0%
                  Nexcom International Co., Ltd.                                     13,000   12,917             0.0%
                  Nien Hsing Textile Co., Ltd.                                       51,000   45,108             0.0%
                  Nien Made Enterprise Co., Ltd.                                     12,000  121,381             0.0%
                  Nishoku Technology, Inc.                                           20,000   54,376             0.0%
                  Novatek Microelectronics Corp.                                     92,000  353,541             0.0%
                  Nuvoton Technology Corp.                                           34,000   48,149             0.0%
*                 OBI Pharma, Inc.                                                    3,000   28,196             0.0%
                  On-Bright Electronics, Inc.                                         6,000   37,749             0.0%
                  OptoTech Corp.                                                    173,000  101,785             0.0%
                  Orient Europharma Co., Ltd.                                         8,000   18,970             0.0%
*                 Orient Semiconductor Electronics, Ltd.                            155,000   50,450             0.0%
                  Oriental Union Chemical Corp.                                     128,000   95,394             0.0%
                  P-Duke Technology Co., Ltd.                                         7,000   14,885             0.0%
                  Pacific Hospital Supply Co., Ltd.                                  15,000   38,704             0.0%
                  Paiho Shih Holdings Corp.                                          37,000   45,537             0.0%
                  Pan Jit International, Inc.                                       152,000   86,811             0.0%
#                 Pan-International Industrial Corp.                                101,000   94,125             0.0%
                  Parade Technologies, Ltd.                                          16,000  187,700             0.0%
#                 PChome Online, Inc.                                                12,262  104,726             0.0%
                  PCL Technologies, Inc.                                              9,000   25,671             0.0%
                  Pegatron Corp.                                                    319,000  939,480             0.1%
*                 PharmaEssentia Corp.                                                3,000   14,954             0.0%
                  Pharmally International Holding Co., Ltd.                           3,000   47,257             0.0%
*                 Phihong Technology Co., Ltd.                                       42,222   20,259             0.0%
                  Phison Electronics Corp.                                           15,000  141,201             0.0%
                  Pixart Imaging, Inc.                                               14,000   36,630             0.0%
                  Polytronics Technology Corp.                                       16,000   32,607             0.0%
                  Portwell, Inc.                                                     17,000   21,839             0.0%
                  Posiflex Technology, Inc.                                           5,182   28,239             0.0%
                  Pou Chen Corp.                                                    284,000  397,616             0.0%
                  Power Quotient International Co., Ltd.                             50,000   19,762             0.0%
                  Powertech Technology, Inc.                                        133,000  417,251             0.1%
                  Poya International Co., Ltd.                                        6,120   83,610             0.0%
                  President Chain Store Corp.                                        36,000  313,286             0.0%
                  President Securities Corp.                                        263,988  117,614             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
TAIWAN -- (Continued)
                  Primax Electronics, Ltd.                                            119,000 $198,343             0.0%
                  Prince Housing & Development Corp.                                  329,000  130,309             0.0%
                  Promate Electronic Co., Ltd.                                         26,000   27,487             0.0%
                  Promise Technology, Inc.                                             26,000   12,062             0.0%
                  Qisda Corp.                                                         532,000  338,489             0.0%
                  QST International Corp.                                               7,000   20,731             0.0%
                  Qualipoly Chemical Corp.                                             20,000   22,468             0.0%
                  Quang Viet Enterprise Co., Ltd.                                      14,000   76,724             0.0%
                  Quanta Computer, Inc.                                               237,000  490,984             0.1%
                  Quanta Storage, Inc.                                                 79,000   99,129             0.0%
                  Radiant Opto-Electronics Corp.                                      116,000  241,812             0.0%
*                 Radium Life Tech Co., Ltd.                                          201,460   94,792             0.0%
                  Realtek Semiconductor Corp.                                          80,000  270,540             0.0%
                  Rechi Precision Co., Ltd.                                           102,000  110,496             0.0%
                  Rich Development Co., Ltd.                                          109,000   33,541             0.0%
                  RichWave Technology Corp.                                            23,000   77,650             0.0%
#*                Ritek Corp.                                                         555,138   94,144             0.0%
*                 Rotam Global Agrosciences, Ltd.                                      32,000   34,842             0.0%
*                 Ruentex Development Co., Ltd.                                       163,267  199,235             0.0%
#                 Ruentex Industries, Ltd.                                             58,000   93,251             0.0%
#                 Run Long Construction Co., Ltd.                                      50,000   80,102             0.0%
                  Sagittarius Life Science Corp.                                        9,000   30,387             0.0%
                  Sampo Corp.                                                         100,000   61,328             0.0%
                  San Fang Chemical Industry Co., Ltd.                                 46,679   57,775             0.0%
                  San Shing Fastech Corp.                                              21,000   37,452             0.0%
                  Sanyang Motor Co., Ltd.                                             156,000  110,912             0.0%
                  SCI Pharmtech, Inc.                                                  13,000   31,544             0.0%
                  Scientech Corp.                                                      16,000   28,580             0.0%
                  SDI Corp.                                                            51,000   83,248             0.0%
                  Senao International Co., Ltd.                                        28,000   49,082             0.0%
                  Senao Networks, Inc.                                                 13,000   60,678             0.0%
                  Sercomm Corp.                                                        66,000  166,325             0.0%
                  Sesoda Corp.                                                         60,952   58,335             0.0%
                  Sheng Yu Steel Co., Ltd.                                             40,000   45,000             0.0%
                  ShenMao Technology, Inc.                                             21,000   21,716             0.0%
*                 Shih Wei Navigation Co., Ltd.                                       106,000   35,098             0.0%
*                 Shin Kong Financial Holding Co., Ltd.                             1,624,260  432,878             0.1%
#                 Shin Zu Shing Co., Ltd.                                              48,000  133,028             0.0%
*                 Shining Building Business Co., Ltd.                                  34,000   11,944             0.0%
                  Shinkong Insurance Co., Ltd.                                         52,000   43,740             0.0%
                  Shinkong Synthetic Fibers Corp.                                     432,000  129,638             0.0%
                  Shiny Chemical Industrial Co., Ltd.                                  12,000   25,637             0.0%
#                 ShunSin Technology Holding, Ltd.                                     14,000   48,198             0.0%
#*                Shuttle, Inc.                                                        76,000   21,318             0.0%
                  Sigurd Microelectronics Corp.                                        91,000   80,780             0.0%
                  Silergy Corp.                                                         5,000   90,415             0.0%
*                 Silicon Integrated Systems Corp.                                    124,146   27,657             0.0%
                  Siliconware Precision Industries Co., Ltd.                           54,716   88,669             0.0%
                  Siliconware Precision Industries Co., Ltd. Sponsored ADR              1,172    9,458             0.0%
                  Simplo Technology Co., Ltd.                                          71,000  237,488             0.0%
                  Sinbon Electronics Co., Ltd.                                         63,064  155,614             0.0%
                  Sincere Navigation Corp.                                            108,000   75,022             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
TAIWAN -- (Continued)
                  Sinher Technology, Inc.                                               9,000 $ 16,073             0.0%
                  Sinmag Equipment Corp.                                                9,000   41,411             0.0%
#                 Sino-American Silicon Products, Inc.                                151,000  219,051             0.0%
                  Sinon Corp.                                                         107,000   55,660             0.0%
                  SinoPac Financial Holdings Co., Ltd.                              1,745,066  533,200             0.1%
                  Sinphar Pharmaceutical Co., Ltd.                                     22,000   16,802             0.0%
                  Sinyi Realty, Inc.                                                   15,450   17,757             0.0%
                  Sirtec International Co., Ltd.                                       51,000   77,934             0.0%
                  Sitronix Technology Corp.                                            43,000  129,059             0.0%
                  Siward Crystal Technology Co., Ltd.                                  33,000   22,845             0.0%
                  Soft-World International Corp.                                       11,000   25,113             0.0%
*                 Solar Applied Materials Technology Co.                               46,000   17,163             0.0%
*                 Solartech Energy Corp.                                              124,000   52,812             0.0%
                  Solteam Electronics Co., Ltd.                                        11,000   15,054             0.0%
                  Sonix Technology Co., Ltd.                                           29,000   34,109             0.0%
                  Sporton International, Inc.                                           7,206   42,624             0.0%
                  St Shine Optical Co., Ltd.                                            9,000  174,210             0.0%
                  Standard Foods Corp.                                                 35,964   88,751             0.0%
                  Stark Technology, Inc.                                               24,000   24,729             0.0%
                  Sunny Friend Environmental Technology Co., Ltd.                       9,000   43,526             0.0%
                  Sunonwealth Electric Machine Industry Co., Ltd.                      68,000   74,111             0.0%
#                 Sunplus Technology Co., Ltd.                                        226,000   90,156             0.0%
                  Sunrex Technology Corp.                                              30,446   19,103             0.0%
                  Sunspring Metal Corp.                                                35,000   52,179             0.0%
#                 Supreme Electronics Co., Ltd.                                       106,509   84,163             0.0%
                  Swancor Holding Co., Ltd.                                            18,000   40,157             0.0%
                  Syncmold Enterprise Corp.                                            50,000  110,835             0.0%
                  Synnex Technology International Corp.                               236,250  255,987             0.0%
                  Systex Corp.                                                         59,000  118,484             0.0%
                  TA Chen Stainless Pipe                                              149,035   81,883             0.0%
*                 Ta Ya Electric Wire & Cable                                         212,000   43,860             0.0%
                  Ta Yih Industrial Co., Ltd.                                          11,000   29,324             0.0%
                  TA-I Technology Co., Ltd.                                            26,000   19,455             0.0%
                  Taichung Commercial Bank Co., Ltd.                                  606,770  197,015             0.0%
#                 TaiDoc Technology Corp.                                              20,449   68,733             0.0%
                  Taiflex Scientific Co., Ltd.                                         54,060   66,409             0.0%
*                 TaiMed Biologics, Inc.                                                6,000   36,065             0.0%
                  Taimide Tech, Inc.                                                   15,000   24,618             0.0%
                  Tainan Enterprises Co., Ltd.                                         28,000   24,721             0.0%
                  Tainan Spinning Co., Ltd.                                           311,240  143,446             0.0%
#                 Tainergy Tech Co., Ltd.                                              81,000   34,482             0.0%
                  Taishin Financial Holding Co., Ltd.                               1,017,068  419,359             0.1%
*                 Taisun Enterprise Co., Ltd.                                          57,000   28,139             0.0%
*                 Taita Chemical Co., Ltd.                                             66,000   20,928             0.0%
                  Taiwan Acceptance Corp.                                              51,000  149,567             0.0%
                  Taiwan Business Bank                                                844,947  233,486             0.0%
                  Taiwan Cement Corp.                                                 380,000  441,985             0.1%
                  Taiwan Chinsan Electronic Industrial Co., Ltd.                       26,000   47,391             0.0%
                  Taiwan Cogeneration Corp.                                           105,000   80,390             0.0%
                  Taiwan Cooperative Financial Holding Co., Ltd.                      889,038  452,237             0.1%
                  Taiwan FamilyMart Co., Ltd.                                           4,000   27,210             0.0%
                  Taiwan Fertilizer Co., Ltd.                                         160,000  216,296             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
TAIWAN -- (Continued)
                  Taiwan FU Hsing Industrial Co., Ltd.                               36,000 $   50,491             0.0%
*                 Taiwan Glass Industry Corp.                                       239,046    122,068             0.0%
                  Taiwan High Speed Rail Corp.                                      134,000    103,719             0.0%
                  Taiwan Hon Chuan Enterprise Co., Ltd.                              81,927    169,589             0.0%
                  Taiwan Hopax Chemicals Manufacturing Co., Ltd.                     44,000     25,807             0.0%
                  Taiwan Land Development Corp.                                     286,666    107,323             0.0%
                  Taiwan Mask Corp.                                                  48,000     26,399             0.0%
                  Taiwan Mobile Co., Ltd.                                            45,000    166,148             0.0%
                  Taiwan Optical Platform Co., Ltd.                                   5,000     19,316             0.0%
                  Taiwan Paiho, Ltd.                                                 55,000    182,993             0.0%
                  Taiwan PCB Techvest Co., Ltd.                                     101,000    107,999             0.0%
*                 Taiwan Pulp & Paper Corp.                                         137,000     59,020             0.0%
                  Taiwan Sakura Corp.                                                51,200     59,498             0.0%
                  Taiwan Secom Co., Ltd.                                             26,000     75,919             0.0%
                  Taiwan Semiconductor Co., Ltd.                                     69,000     90,958             0.0%
                  Taiwan Semiconductor Manufacturing Co., Ltd.                      140,000    901,865             0.1%
                  Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR        134,422  4,445,336             0.2%
                  Taiwan Shin Kong Security Co., Ltd.                                45,000     59,509             0.0%
                  Taiwan Styrene Monomer                                            157,000    120,359             0.0%
                  Taiwan Surface Mounting Technology Corp.                           90,800     80,582             0.0%
                  Taiwan TEA Corp.                                                  266,000    144,117             0.0%
                  Taiwan Union Technology Corp.                                      76,000    136,631             0.0%
                  Taiyen Biotech Co., Ltd.                                           42,000     42,498             0.0%
#*                Tatung Co., Ltd.                                                  807,000    294,955             0.0%
                  TCI Co., Ltd.                                                       9,000     52,169             0.0%
                  Teco Electric and Machinery Co., Ltd.                             380,000    376,327             0.0%
                  Tehmag Foods Corp.                                                  6,000     49,081             0.0%
                  Test Research, Inc.                                                51,000     67,863             0.0%
                  Test Rite International Co., Ltd.                                  62,000     40,895             0.0%
                  Thinking Electronic Industrial Co., Ltd.                           22,000     47,601             0.0%
                  Thye Ming Industrial Co., Ltd.                                     43,000     54,041             0.0%
                  Ton Yi Industrial Corp.                                           239,000    115,620             0.0%
                  Tong Hsing Electronic Industries, Ltd.                             46,000    195,037             0.0%
                  Tong Yang Industry Co., Ltd.                                      103,000    174,781             0.0%
                  Tong-Tai Machine & Tool Co., Ltd.                                  54,060     38,528             0.0%
                  TOPBI International Holdings, Ltd.                                 11,980     39,671             0.0%
                  Topco Scientific Co., Ltd.                                         45,416    148,581             0.0%
                  Topoint Technology Co., Ltd.                                       48,000     42,526             0.0%
                  Toung Loong Textile Manufacturing                                  18,000     47,013             0.0%
#*                TPK Holding Co., Ltd.                                              90,000    321,530             0.0%
                  Transcend Information, Inc.                                        34,000    116,042             0.0%
                  Tripod Technology Corp.                                           103,000    291,088             0.0%
#                 TrueLight Corp.                                                    25,900     39,497             0.0%
                  Tsang Yow Industrial Co., Ltd.                                     20,000     23,412             0.0%
                  TSC Auto ID Technology Co., Ltd.                                    3,300     24,260             0.0%
                  TSRC Corp.                                                        132,000    151,056             0.0%
                  Ttet Union Corp.                                                   13,000     39,990             0.0%
                  TTFB Co., Ltd.                                                      3,000     22,843             0.0%
                  TTY Biopharm Co., Ltd.                                             27,000     92,063             0.0%
                  Tung Ho Steel Enterprise Corp.                                    266,000    214,645             0.0%
#                 Tung Thih Electronic Co., Ltd.                                     14,000     95,923             0.0%
                  TURVO International Co., Ltd.                                      11,000     38,818             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
TAIWAN -- (Continued)
                  TXC Corp.                                                            83,000 $  122,336             0.0%
                  TYC Brother Industrial Co., Ltd.                                     82,000     84,469             0.0%
                  Tyntek Corp.                                                         69,000     32,124             0.0%
                  U-Ming Marine Transport Corp.                                       156,000    157,771             0.0%
                  UDE Corp.                                                            65,000     85,317             0.0%
                  Ultra Chip, Inc.                                                     35,000     38,232             0.0%
                  Uni-President Enterprises Corp.                                     356,560    658,208             0.1%
                  Unimicron Technology Corp.                                          366,000    225,376             0.0%
                  Union Bank Of Taiwan                                                149,000     44,982             0.0%
                  Unitech Printed Circuit Board Corp.                                 185,000     69,629             0.0%
                  United Integrated Services Co., Ltd.                                 69,000    147,283             0.0%
#                 United Microelectronics Corp.                                     2,717,000  1,086,097             0.1%
                  United Orthopedic Corp.                                              17,000     38,191             0.0%
*                 United Radiant Technology                                            34,000     27,372             0.0%
                  Unity Opto Technology Co., Ltd.                                     146,000     63,119             0.0%
                  Universal Cement Corp.                                              124,389    107,469             0.0%
                  Universal Microwave Technology, Inc.                                  9,000     23,154             0.0%
*                 Unizyx Holding Corp.                                                111,000     58,274             0.0%
                  UPC Technology Corp.                                                208,000     89,189             0.0%
                  USI Corp.                                                           262,000    131,450             0.0%
#                 Usun Technology Co., Ltd.                                            16,000     28,760             0.0%
                  Utechzone Co., Ltd.                                                  12,000     20,770             0.0%
                  Vanguard International Semiconductor Corp.                          115,000    219,326             0.0%
                  Victory New Materials, Ltd. Co.                                      13,000     21,542             0.0%
#                 Visual Photonics Epitaxy Co., Ltd.                                   66,500    125,146             0.0%
                  Vivotek, Inc.                                                        25,783     75,770             0.0%
                  Voltronic Power Technology Corp.                                      3,150     44,959             0.0%
*                 Wafer Works Corp.                                                   159,507     99,829             0.0%
*                 Waffer Technology Co., Ltd.                                          31,000     22,126             0.0%
                  Wah Lee Industrial Corp.                                             47,000     77,230             0.0%
                  Walsin Lihwa Corp.                                                  838,000    375,610             0.0%
#                 Walsin Technology Corp.                                             116,650    223,070             0.0%
                  Walton Advanced Engineering, Inc.                                    66,000     31,339             0.0%
                  Wan Hai Lines, Ltd.                                                 200,000    110,797             0.0%
                  Waterland Financial Holdings Co., Ltd.                              647,654    198,563             0.0%
*                 Wei Chuan Foods Corp.                                                42,000     25,738             0.0%
                  Weikeng Industrial Co., Ltd.                                         54,000     30,955             0.0%
                  Well Shin Technology Co., Ltd.                                       14,000     24,441             0.0%
                  Win Semiconductors Corp.                                             77,840    346,663             0.0%
                  Winbond Electronics Corp.                                           725,000    409,272             0.0%
#                 Wisdom Marine Lines Co., Ltd.                                       104,088    112,137             0.0%
                  Wistron Corp.                                                       659,194    622,341             0.1%
                  Wistron NeWeb Corp.                                                  72,125    206,895             0.0%
                  Wowprime Corp.                                                       23,000    116,234             0.0%
                  WPG Holdings, Ltd.                                                  323,000    409,450             0.0%
                  WT Microelectronics Co., Ltd.                                       100,695    144,460             0.0%
                  WUS Printed Circuit Co., Ltd.                                        83,000     50,290             0.0%
                  XAC Automation Corp.                                                 43,000    100,384             0.0%
#                 XinTec, Inc.                                                         41,000     61,363             0.0%
                  XPEC Entertainment, Inc.                                             17,960      5,893             0.0%
                  Xxentria Technology Materials Corp.                                  27,000     63,367             0.0%
                  Yageo Corp.                                                         127,038    448,391             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
TAIWAN -- (Continued)
*                 Yang Ming Marine Transport Corp.                                    435,000 $    88,670             0.0%
                  YC Co., Ltd.                                                         85,779      37,653             0.0%
                  YC INOX Co., Ltd.                                                    75,900      61,917             0.0%
                  Yeong Guan Energy Technology Group Co., Ltd.                         20,401      61,796             0.0%
#                 YFC-Boneagle Electric Co., Ltd.                                      34,000      55,464             0.0%
#                 YFY, Inc.                                                           429,000     152,044             0.0%
                  Yi Jinn Industrial Co., Ltd.                                         55,800      19,139             0.0%
*                 Yieh Phui Enterprise Co., Ltd.                                      283,820     116,067             0.0%
                  Yonyu Plastics Co., Ltd.                                             21,000      23,330             0.0%
                  Young Optics, Inc.                                                   17,000      21,752             0.0%
                  Youngtek Electronics Corp.                                           35,160      52,513             0.0%
                  Yuanta Financial Holding Co., Ltd.                                1,121,918     479,696             0.1%
                  Yulon Motor Co., Ltd.                                               172,000     155,608             0.0%
                  Yung Chi Paint & Varnish Manufacturing Co., Ltd.                     14,000      38,052             0.0%
                  YungShin Global Holding Corp.                                        16,800      24,921             0.0%
                  Yungtay Engineering Co., Ltd.                                        84,000     139,117             0.0%
                  Zeng Hsing Industrial Co., Ltd.                                      18,000      90,346             0.0%
                  Zenitron Corp.                                                       21,000      12,875             0.0%
                  Zhen Ding Technology Holding, Ltd.                                  107,000     250,203             0.0%
                  Zig Sheng Industrial Co., Ltd.                                      124,000      38,213             0.0%
#                 Zinwell Corp.                                                        66,000      70,477             0.0%
                  Zippy Technology Corp.                                               37,000      47,105             0.0%
                  ZongTai Real Estate Development Co., Ltd.                            50,000      33,448             0.0%
                                                                                              ----------- ---------------
TOTAL TAIWAN                                                                                   85,992,791             3.9%
                                                                                              ----------- ---------------
THAILAND -- (0.6%)
                  Advanced Info Service PCL                                            28,200     142,671             0.0%
                  Airports of Thailand PCL                                            112,000     130,327             0.0%
                  Amata Corp. PCL                                                      81,000      40,278             0.0%
                  Ananda Development PCL                                              216,100      30,862             0.0%
                  AP Thailand PCL                                                     413,300      94,991             0.0%
                  Asia Aviation PCL                                                   442,700      79,351             0.0%
                  Bangchak Corp. PCL                                                  172,600     159,676             0.0%
                  Bangkok Airways PCL                                                 148,300      87,034             0.0%
                  Bangkok Aviation Fuel Services PCL                                   59,400      68,261             0.0%
                  Bangkok Bank PCL(6368360)                                             8,500      44,110             0.0%
                  Bangkok Bank PCL(6077019)                                             9,900      53,521             0.0%
                  Bangkok Chain Hospital PCL                                          259,600      98,316             0.0%
                  Bangkok Dusit Medical Services PCL Class F                           80,800      47,419             0.0%
                  Bangkok Expressway & Metro PCL                                      985,940     205,226             0.0%
                  Bangkok Land PCL                                                  2,313,400     125,067             0.0%
                  Bangkok Life Assurance PCL                                           64,100      89,414             0.0%
                  Bangkok Ranch PCL                                                    89,300      16,394             0.0%
                  Banpu PCL                                                           311,400     172,850             0.0%
                  Beauty Community PCL                                                137,300      39,098             0.0%
                  BEC World PCL                                                       230,200     124,450             0.0%
                  Berli Jucker PCL                                                    145,250     182,665             0.0%
                  Better World Green PCL                                              186,200      11,197             0.0%
                  Big Camera Corp. PCL                                                186,600      26,434             0.0%
                  BJC Heavy Industries PCL Class F                                    223,400      30,226             0.0%
                  BTS Group Holdings PCL                                              263,900      64,850             0.0%
                  Bumrungrad Hospital PCL                                              16,300      82,702             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                                 --------- -------- ---------------
THAILAND -- (Continued)
               Buriram Sugar PCL Class F                                            29,400 $ 12,494             0.0%
               Cal-Comp Electronics Thailand PCL Class F                           337,890   27,742             0.0%
               Carabao Group PCL Class F                                            38,100   72,422             0.0%
               Central Pattana PCL                                                  65,800  114,137             0.0%
               Central Plaza Hotel PCL                                             159,800  160,539             0.0%
               CH Karnchang PCL                                                     86,600   68,223             0.0%
               Charoen Pokphand Foods PCL                                          412,700  319,159             0.1%
               Chularat Hospital PCL Class F                                       495,900   34,121             0.0%
               CK Power PCL                                                        661,600   59,293             0.0%
*              Country Group Development PCL                                       270,500    7,742             0.0%
               CP ALL PCL                                                           92,600  163,302             0.0%
*              Crown Tech Advance PCL Class F                                      745,800   32,989             0.0%
               Delta Electronics Thailand PCL                                       41,000  109,049             0.0%
               Dhipaya Insurance PCL                                                46,900   61,354             0.0%
               Diamond Building Products PCL                                       227,200   39,410             0.0%
               Dynasty Ceramic PCL                                                 305,120   35,813             0.0%
               Eastern Polymer Group PCL Class F                                   158,200   61,743             0.0%
               Eastern Printing PCL                                                169,500   32,587             0.0%
               Eastern Water Resources Development and Management PCL Class F      233,400   78,947             0.0%
               Electricity Generating PCL                                           18,800  119,572             0.0%
               Energy Absolute PCL                                                 138,800  108,343             0.0%
               Energy Earth PCL                                                    286,200   35,909             0.0%
               Erawan Group PCL (The)                                              506,800   70,621             0.0%
*              Esso Thailand PCL                                                   514,700  174,096             0.0%
               Forth Corp. PCL                                                      52,900   10,629             0.0%
               Forth Smart Service PCL                                              86,500   44,513             0.0%
               Fortune Parts Industry PCL                                           77,300   11,129             0.0%
               GFPT PCL                                                            176,100   93,166             0.0%
               Global Power Synergy Co., Ltd. Class F                               60,700   60,542             0.0%
               Glow Energy PCL                                                      52,600  124,695             0.0%
               Hana Microelectronics PCL                                            63,700   78,267             0.0%
               Home Product Center PCL                                             569,220  159,625             0.0%
               Ichitan Group PCL                                                    66,400   18,908             0.0%
               Indorama Ventures PCL                                               187,800  199,527             0.0%
               Intouch Holdings PCL                                                 14,300   22,118             0.0%
               IRPC PCL                                                          1,533,000  248,187             0.0%
               Italian-Thai Development PCL                                        829,600  107,927             0.0%
               Jasmine International PCL                                           274,400   68,223             0.0%
               Jaymart PCL                                                         138,483   53,648             0.0%
               Kasikornbank PCL(6364766)                                            48,100  257,256             0.1%
               Kasikornbank PCL(6888794)                                            12,200   65,250             0.0%
               KCE Electronics PCL                                                  29,100   89,597             0.0%
               Khon Kaen Sugar Industry PCL                                        379,396   59,229             0.0%
               Kiatnakin Bank PCL                                                   97,400  192,181             0.0%
               Krung Thai Bank PCL                                                 496,800  284,378             0.1%
               Krungthai Card PCL                                                   29,700  116,344             0.0%
               Land & Houses PCL                                                   352,800  105,055             0.0%
               Lanna Resources PCL                                                  84,600   31,306             0.0%
               LH Financial Group PCL                                            1,188,100   60,453             0.0%
               Loxley PCL                                                          395,800   36,159             0.0%
               LPN Development PCL                                                 181,700   61,460             0.0%
               Major Cineplex Group PCL                                            124,400  125,875             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
THAILAND -- (Continued)
                  Malee Group PCL                                                       6,700 $   20,435             0.0%
                  MBK PCL                                                              29,600     12,836             0.0%
                  MC Group PCL                                                         50,200     26,849             0.0%
                  MCS Steel PCL                                                       101,800     42,380             0.0%
                  Mega Lifesciences PCL                                                25,800     19,206             0.0%
                  Minor International PCL                                             130,970    141,042             0.0%
                  MK Restaurants Group PCL                                             35,100     62,153             0.0%
                  Muangthai Leasing PCL Class F                                        77,700     67,389             0.0%
*                 Polyplex Thailand PCL                                               171,000     72,671             0.0%
*                 Precious Shipping PCL                                               176,100     48,111             0.0%
                  Premier Marketing PCL                                                62,100     16,337             0.0%
                  Pruksa Holding PCL                                                  178,800    116,305             0.0%
                  PTG Energy PCL                                                      127,700     83,435             0.0%
                  PTT Exploration & Production PCL                                    241,700    679,541             0.1%
                  PTT Global Chemical PCL                                             119,300    258,673             0.1%
                  PTT PCL                                                              93,800  1,054,877             0.1%
                  Quality Houses PCL                                                1,528,683    113,138             0.0%
                  Ratchaburi Electricity Generating Holding PCL(6294249)               31,900     46,112             0.0%
                  Ratchaburi Electricity Generating Holding PCL(6362771)                6,100      8,818             0.0%
                  Ratchthani Leasing PCL                                              123,000     19,380             0.0%
                  Robinson Department Store PCL                                        47,600     86,007             0.0%
                  Rojana Industrial Park PCL                                          109,000     18,750             0.0%
*                 RS PCL                                                               31,100      8,227             0.0%
                  Samart Corp. PCL                                                    137,600     58,875             0.0%
*                 Samart I-Mobile PCL                                                 312,200     10,019             0.0%
                  Samart Telcoms PCL                                                   70,100     27,764             0.0%
                  Sansiri PCL                                                       2,081,100    126,346             0.0%
                  SC Asset Corp PCL                                                   559,425     56,929             0.0%
                  Siam Cement PCL (The)(6609906)                                        1,100     17,045             0.0%
                  Siam Cement PCL (The)(6609928)                                        5,100     79,029             0.0%
                  Siam City Cement PCL                                                 14,100    112,914             0.0%
                  Siam Commercial Bank PCL (The)                                       40,500    182,654             0.0%
                  Siam Future Development PCL                                         142,700     25,578             0.0%
                  Siam Global House PCL                                               238,264    112,278             0.0%
                  Siamgas & Petrochemicals PCL                                        116,200     43,000             0.0%
*                 Singha Estate PCL                                                   363,700     52,573             0.0%
                  Sino-Thai Engineering & Construction PCL                            122,500     86,058             0.0%
                  Somboon Advance Technology PCL                                       48,000     22,064             0.0%
                  SPCG PCL                                                            169,200    101,745             0.0%
                  Sri Trang Agro-Industry PCL                                         133,200     69,315             0.0%
                  Sriracha Construction PCL                                            11,900      7,087             0.0%
                  STP & I PCL                                                         266,320     74,684             0.0%
                  Supalai PCL                                                         220,000    156,461             0.0%
*                 Superblock PCL                                                      801,800     35,002             0.0%
                  SVI PCL                                                             321,400     51,569             0.0%
                  Syntec Construction PCL                                             180,600     23,495             0.0%
                  Taokaenoi Food & Marketing PCL                                       28,100     19,091             0.0%
*                 Tata Steel Thailand PCL                                           1,213,600     34,033             0.0%
*                 Thai Airways International PCL                                      258,600    127,842             0.0%
                  Thai Metal Trade PCL                                                 54,600     23,519             0.0%
                  Thai Nakarin Hospital PCL                                            12,500     12,287             0.0%
                  Thai Oil PCL                                                         82,800    186,713             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
THAILAND -- (Continued)
                  Thai Reinsurance PCL                                                297,000 $    16,400             0.0%
                  Thai Solar Energy PCL                                               247,800      40,476             0.0%
                  Thai Union Group PCL Class F                                        226,200     139,291             0.0%
                  Thai Vegetable Oil PCL                                              126,200     133,169             0.0%
                  Thaicom PCL                                                         102,000      53,669             0.0%
*                 Thaifoods Group PCL                                                 113,800      20,727             0.0%
                  Thanachart Capital PCL                                              112,100     153,129             0.0%
                  Thoresen Thai Agencies PCL                                          259,400      68,618             0.0%
                  TICON Industrial Connection PCL Class F                              71,900      29,101             0.0%
                  Tipco Asphalt PCL                                                   140,000     101,185             0.0%
                  Tisco Financial Group PCL(B3KFW10)                                   31,000      68,336             0.0%
                  Tisco Financial Group PCL(B3KFW76)                                   37,100      81,783             0.0%
                  TMB Bank PCL                                                      2,897,200     190,969             0.0%
                  Total Access Communication PCL(B1YWK08)                             122,300     146,732             0.0%
                  Total Access Communication PCL(B231MK7)                              44,200      53,030             0.0%
                  TPI Polene PCL                                                    2,076,900     140,501             0.0%
                  True Corp. PCL                                                    1,275,465     241,523             0.0%
                  TTCL PCL                                                             44,100      21,801             0.0%
                  TTW PCL                                                             205,600      62,411             0.0%
                  Unique Engineering & Construction PCL                               160,800      78,099             0.0%
                  Univentures PCL                                                     200,700      40,326             0.0%
                  Vanachai Group PCL                                                  243,000      94,137             0.0%
                  VGI Global Media PCL                                                459,400      65,610             0.0%
                  Vibhavadi Medical Center PCL                                        878,900      72,670             0.0%
                  Vinythai PCL                                                         98,300      58,258             0.0%
*                 WHA Corp. PCL                                                       564,300      51,226             0.0%
                  Workpoint Entertainment PCL                                          46,520      71,952             0.0%
                                                                                              ----------- ---------------
TOTAL THAILAND                                                                                 14,286,414             0.6%
                                                                                              ----------- ---------------
TURKEY -- (0.3%)
                  Adana Cimento Sanayii TAS Class A                                     8,467      16,614             0.0%
                  Akbank TAS                                                          160,034     428,340             0.1%
                  Akcansa Cimento A.S.                                                 19,615      67,874             0.0%
#*                Akenerji Elektrik Uretim A.S.                                        98,229      24,888             0.0%
                  Aksa Akrilik Kimya Sanayii A.S.                                      32,168      96,083             0.0%
#*                Aksa Enerji Uretim A.S.                                              89,188      75,039             0.0%
                  Alarko Holding A.S.                                                  39,854      63,819             0.0%
                  Albaraka Turk Katilim Bankasi A.S.                                   65,031      22,694             0.0%
*                 Anadolu Cam Sanayii A.S.                                             62,813      63,967             0.0%
                  Anadolu Efes Biracilik Ve Malt Sanayii A.S.                          36,843     207,647             0.0%
                  Anadolu Hayat Emeklilik A.S.                                         17,856      27,203             0.0%
                  Arcelik A.S.                                                         30,489     203,268             0.0%
                  Aselsan Elektronik Sanayi Ve Ticaret A.S.                            13,876      76,291             0.0%
                  Aygaz A.S.                                                           21,938      87,519             0.0%
#*                Bagfas Bandirma Gubre Fabrikalari A.S.                                6,792      20,569             0.0%
#*                Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.                   32,471      43,336             0.0%
                  BIM Birlesik Magazalar A.S.                                          11,452     187,066             0.0%
                  Bolu Cimento Sanayii A.S.                                            33,473      58,139             0.0%
                  Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                       26,710      74,745             0.0%
*                 Boyner Perakende Ve Tekstil Yatirimlari A.S.                            669       9,007             0.0%
                  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                      3,447       6,654             0.0%
                  Bursa Cimento Fabrikasi A.S.                                         27,024      45,245             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
TURKEY -- (Continued)
                  Cimsa Cimento Sanayi VE Ticaret A.S.                               21,353 $ 90,094             0.0%
                  Coca-Cola Icecek A.S.                                               4,206   42,780             0.0%
*                 Dogan Sirketler Grubu Holding A.S.                                492,406  102,506             0.0%
*                 Dogus Otomotiv Servis ve Ticaret A.S.                              20,254   51,867             0.0%
                  Eczacibasi Yatirim Holding Ortakligi A.S.                           6,259   18,197             0.0%
                  EGE Endustri VE Ticaret A.S.                                          154   10,970             0.0%
                  EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve
                    Ticaret A.S.                                                     92,902  110,889             0.0%
                  Enka Insaat ve Sanayi A.S.                                         15,504   23,825             0.0%
                  Eregli Demir ve Celik Fabrikalari TAS                             114,499  209,740             0.0%
#*                Fenerbahce Futbol A.S.                                              3,404   34,100             0.0%
                  Ford Otomotiv Sanayi A.S.                                           9,900  110,035             0.0%
#                 Global Yatirim Holding A.S.                                        60,308   49,928             0.0%
                  Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                1,725   38,312             0.0%
                  Goodyear Lastikleri TAS                                            39,372   48,009             0.0%
                  GSD Holding AS                                                     29,592    5,001             0.0%
                  Gubre Fabrikalari TAS                                              19,511   26,803             0.0%
*                 Ihlas Holding A.S.                                                323,517   40,050             0.0%
                  Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.     7,651   21,450             0.0%
*                 Izmir Demir Celik Sanayi A.S.                                      39,675   35,275             0.0%
*                 Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A       103,262   45,042             0.0%
#*                Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D       214,398   79,626             0.0%
#*                Karsan Otomotiv Sanayii Ve Ticaret A.S.                            75,951   24,800             0.0%
                  KOC Holding A.S.                                                   24,546  115,361             0.0%
#                 Konya Cimento Sanayii A.S.                                             92    7,459             0.0%
*                 Koza Altin Isletmeleri A.S.                                         7,733   42,025             0.0%
*                 Metro Ticari ve Mali Yatirimlar Holding A.S.                       67,617   22,840             0.0%
*                 Migros Ticaret A.S.                                                 5,371   36,779             0.0%
*                 NET Holding A.S.                                                  112,186   80,541             0.0%
#*                Netas Telekomunikasyon A.S.                                         7,863   23,529             0.0%
                  Nuh Cimento Sanayi A.S.                                            13,762   41,531             0.0%
                  Otokar Otomotiv Ve Savunma Sanayi A.S.                              1,862   69,548             0.0%
*                 Pegasus Hava Tasimaciligi A.S.                                      9,978   44,775             0.0%
                  Petkim Petrokimya Holding A.S.                                    112,726  155,793             0.0%
                  Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                12,104   12,917             0.0%
*                 Sekerbank TAS                                                     137,814   46,557             0.0%
                  Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                          31,917   32,535             0.0%
                  Soda Sanayii A.S.                                                  98,287  177,316             0.0%
#                 Tat Gida Sanayi A.S.                                               25,023   47,047             0.0%
                  TAV Havalimanlari Holding A.S.                                     61,090  254,440             0.0%
                  Tekfen Holding A.S.                                                30,841   79,490             0.0%
                  Tofas Turk Otomobil Fabrikasi A.S.                                 10,857   90,400             0.0%
                  Trakya Cam Sanayii A.S.                                           121,565  117,727             0.0%
                  Tupras Turkiye Petrol Rafinerileri A.S.                             9,019  227,187             0.0%
                  Turcas Petrol A.S.                                                 44,944   25,795             0.0%
#*                Turk Hava Yollari AO                                              151,960  259,169             0.0%
                  Turk Telekomunikasyon A.S.                                          4,500    8,080             0.0%
                  Turk Traktor ve Ziraat Makineleri A.S.                              2,497   54,808             0.0%
*                 Turkcell Iletisim Hizmetleri A.S.                                  31,113  108,856             0.0%
*                 Turkcell Iletisim Hizmetleri A.S. ADR                               2,400   21,000             0.0%
                  Turkiye Garanti Bankasi A.S.                                      147,653  398,582             0.1%
                  Turkiye Halk Bankasi A.S.                                         124,632  413,214             0.1%
                  Turkiye Is Bankasi Class C                                        119,226  235,297             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
TURKEY -- (Continued)
                  Turkiye Sinai Kalkinma Bankasi A.S.                               276,188 $  117,316             0.0%
                  Turkiye Sise ve Cam Fabrikalari A.S.                              191,152    239,958             0.0%
                  Turkiye Vakiflar Bankasi TAO Class D                              163,045    278,520             0.0%
                  Ulker Biskuvi Sanayi A.S.                                          10,615     60,296             0.0%
*                 Vestel Elektronik Sanayi ve Ticaret A.S.                           54,800    112,354             0.0%
*                 Yapi ve Kredi Bankasi A.S.                                        122,107    148,123             0.0%
#*                Zorlu Enerji Elektrik Uretim A.S.                                  56,679     18,500             0.0%
                                                                                            ---------- ---------------
TOTAL TURKEY                                                                                 7,350,971             0.3%
                                                                                            ---------- ---------------
UNITED KINGDOM -- (11.5%)
                  3i Group P.L.C.                                                   193,936  1,993,085             0.1%
                  4imprint Group P.L.C.                                                 811     18,702             0.0%
                  888 Holdings P.L.C.                                                71,548    258,743             0.0%
                  A.G. Barr P.L.C.                                                   19,663    158,035             0.0%
                  AA P.L.C.                                                         113,892    385,538             0.0%
                  Aberdeen Asset Management P.L.C.                                  252,584    912,663             0.1%
                  Acacia Mining P.L.C.                                               58,745    301,105             0.0%
                  Acal P.L.C.                                                         8,553     28,469             0.0%
                  Admiral Group P.L.C.                                               20,257    527,506             0.0%
                  Aggreko P.L.C.                                                    107,006  1,229,976             0.1%
                  Air Partner P.L.C.                                                  1,934      3,007             0.0%
*                 Aldermore Group P.L.C.                                              6,184     20,708             0.0%
                  Amec Foster Wheeler P.L.C.                                         69,184    485,721             0.0%
*                 Anglo American P.L.C.                                             157,444  2,254,196             0.1%
                  Anglo Pacific Group P.L.C.                                         24,983     37,834             0.0%
                  Anglo-Eastern Plantations P.L.C.                                    2,772     26,416             0.0%
                  Antofagasta P.L.C.                                                 83,947    910,803             0.1%
                  Arrow Global Group P.L.C.                                          38,874    184,259             0.0%
                  Ashmore Group P.L.C.                                               87,394    393,908             0.0%
                  Ashtead Group P.L.C.                                               76,598  1,615,906             0.1%
                  Associated British Foods P.L.C.                                    11,051    402,356             0.0%
                  AstraZeneca P.L.C.                                                    144      8,624             0.0%
#                 AstraZeneca P.L.C. Sponsored ADR                                   94,475  2,857,869             0.1%
                  Auto Trader Group P.L.C.                                          107,862    560,220             0.0%
                  AVEVA Group P.L.C.                                                 15,897    419,364             0.0%
                  Aviva P.L.C.                                                      423,018  2,876,696             0.1%
                  Avon Rubber P.L.C.                                                  2,151     29,220             0.0%
                  B&M European Value Retail SA                                      200,442    874,719             0.1%
                  Babcock International Group P.L.C.                                159,269  1,855,326             0.1%
                  BAE Systems P.L.C.                                                186,201  1,512,319             0.1%
                  Balfour Beatty P.L.C.                                             144,574    546,167             0.0%
                  Barclays P.L.C.                                                     6,183     16,932             0.0%
                  Barclays P.L.C. Sponsored ADR                                     260,473  2,815,713             0.1%
                  Barratt Developments P.L.C.                                       207,253  1,555,143             0.1%
                  BBA Aviation P.L.C.                                               186,490    752,305             0.0%
                  Beazley P.L.C.                                                    177,580  1,011,693             0.1%
                  Bellway P.L.C.                                                     52,785  1,945,416             0.1%
                  Berendsen P.L.C.                                                   46,133    500,885             0.0%
                  Berkeley Group Holdings P.L.C.                                     43,039  1,815,276             0.1%
                  BGEO Group P.L.C.                                                   4,962    230,929             0.0%
                  BHP Billiton P.L.C.                                                59,160    901,906             0.1%
                  BHP Billiton P.L.C. ADR                                            66,509  2,043,822             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
                  Bodycote P.L.C.                                                    82,089 $  886,414             0.1%
                  Booker Group P.L.C.                                               266,775    670,212             0.0%
                  Bovis Homes Group P.L.C.                                           50,288    599,632             0.0%
                  BP P.L.C.                                                           2,213     12,669             0.0%
                  BP P.L.C. Sponsored ADR                                           285,945  9,813,632             0.5%
                  Braemar Shipping Services P.L.C.                                    3,210     13,198             0.0%
                  Brewin Dolphin Holdings P.L.C.                                    106,863    452,069             0.0%
#                 British American Tobacco P.L.C.                                     4,834    326,601             0.0%
#                 British American Tobacco P.L.C. Sponsored ADR                      32,018  2,178,505             0.1%
                  Britvic P.L.C.                                                     90,034    774,633             0.0%
                  BT Group P.L.C.                                                   237,222    935,827             0.1%
                  BT Group P.L.C. Sponsored ADR                                       7,252    144,387             0.0%
*                 BTG P.L.C.                                                         25,422    223,940             0.0%
                  Bunzl P.L.C.                                                       24,099    751,264             0.0%
                  Burberry Group P.L.C.                                              62,345  1,302,902             0.1%
*                 Cairn Energy P.L.C.                                               209,322    526,516             0.0%
                  Cape P.L.C.                                                        44,494    138,585             0.0%
                  Capita P.L.C.                                                      14,798    106,660             0.0%
                  Capital & Counties Properties P.L.C.                              141,034    576,765             0.0%
                  Card Factory P.L.C.                                                17,010     71,414             0.0%
#                 Carillion P.L.C.                                                  150,800    434,361             0.0%
                  Carnival P.L.C.                                                     1,122     69,152             0.0%
#                 Carnival P.L.C. ADR                                                16,705  1,027,859             0.1%
                  Castings P.L.C.                                                     1,541      9,463             0.0%
                  Centamin P.L.C.                                                   420,106    962,526             0.1%
                  Centrica P.L.C.                                                   394,708  1,011,419             0.1%
                  Chemring Group P.L.C.                                              57,147    139,405             0.0%
                  Chesnara P.L.C.                                                    12,239     60,633             0.0%
                  Cineworld Group P.L.C.                                             66,469    606,050             0.0%
*                 Circassia Pharmaceuticals P.L.C.                                    6,887      8,868             0.0%
                  Clarkson P.L.C.                                                     1,411     52,319             0.0%
                  Close Brothers Group P.L.C.                                        63,468  1,390,544             0.1%
                  CLS Holdings P.L.C.                                                 1,191     29,920             0.0%
                  Cobham P.L.C.                                                     451,062    773,944             0.0%
                  Coca-Cola HBC AG                                                   35,700    990,427             0.1%
                  Compass Group P.L.C.                                               59,653  1,204,441             0.1%
                  Computacenter P.L.C.                                               20,475    217,479             0.0%
                  Connect Group P.L.C.                                               25,999     42,448             0.0%
                  Consort Medical P.L.C.                                              6,354     85,587             0.0%
                  Costain Group P.L.C.                                               41,870    263,478             0.0%
                  Countrywide P.L.C.                                                 13,419     29,478             0.0%
                  Cranswick P.L.C.                                                   16,586    576,049             0.0%
                  Crest Nicholson Holdings P.L.C.                                    85,565    669,288             0.0%
                  Croda International P.L.C.                                         15,804    770,317             0.0%
                  Daejan Holdings P.L.C.                                                867     76,187             0.0%
                  Daily Mail & General Trust P.L.C. Class A                          53,120    492,208             0.0%
#                 Dairy Crest Group P.L.C.                                           48,354    359,530             0.0%
                  DCC P.L.C.                                                         10,975  1,013,387             0.1%
                  De La Rue P.L.C.                                                   32,807    290,023             0.0%
                  Debenhams P.L.C.                                                  368,181    244,183             0.0%
                  Dechra Pharmaceuticals P.L.C.                                      15,715    344,368             0.0%
                  Devro P.L.C.                                                       62,118    159,501             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
                  Diageo P.L.C.                                                       1,074 $   31,261             0.0%
                  Diageo P.L.C. Sponsored ADR                                        15,845  1,860,678             0.1%
                  Dignity P.L.C.                                                      8,264    266,831             0.0%
                  Diploma P.L.C.                                                     44,975    645,791             0.0%
                  Direct Line Insurance Group P.L.C.                                394,148  1,781,110             0.1%
                  Dixons Carphone P.L.C.                                            225,041    977,581             0.1%
                  Domino's Pizza Group P.L.C.                                        95,671    409,367             0.0%
                  Drax Group P.L.C.                                                 121,218    507,091             0.0%
                  DS Smith P.L.C.                                                   220,702  1,233,933             0.1%
                  Dunelm Group P.L.C.                                                13,401    105,326             0.0%
                  easyJet P.L.C.                                                     48,744    737,317             0.0%
*                 EI Group P.L.C.                                                   183,561    332,483             0.0%
                  Electrocomponents P.L.C.                                          141,657    952,109             0.1%
                  Elementis P.L.C.                                                  188,769    743,716             0.0%
*                 EnQuest P.L.C.                                                    375,480    185,563             0.0%
                  Entertainment One, Ltd.                                            25,927     83,047             0.0%
#                 Essentra P.L.C.                                                    97,610    684,216             0.0%
                  esure Group P.L.C.                                                121,187    385,014             0.0%
                  Euromoney Institutional Investor P.L.C.                             5,416     73,346             0.0%
*                 Evraz P.L.C.                                                       63,997    179,213             0.0%
                  Experian P.L.C.                                                    54,572  1,173,994             0.1%
                  Fenner P.L.C.                                                      65,496    285,880             0.0%
                  Ferrexpo P.L.C.                                                    68,348    139,882             0.0%
                  Fidessa Group P.L.C.                                               11,539    353,467             0.0%
*                 Firstgroup P.L.C.                                                 409,688    724,734             0.0%
*                 Flybe Group P.L.C.                                                 12,587      6,542             0.0%
                  Foxtons Group P.L.C.                                               69,472     92,113             0.0%
                  Fresnillo P.L.C.                                                   15,215    286,075             0.0%
                  Fuller Smith & Turner P.L.C. Class A                                1,548     20,331             0.0%
                  G4S P.L.C.                                                        303,671  1,199,053             0.1%
                  Galliford Try P.L.C.                                               30,779    573,642             0.0%
                  Gem Diamonds, Ltd.                                                 14,360     16,335             0.0%
                  Genus P.L.C.                                                       15,623    347,017             0.0%
                  GKN P.L.C.                                                        385,551  1,791,754             0.1%
                  GlaxoSmithKline P.L.C.                                              2,756     55,472             0.0%
#                 GlaxoSmithKline P.L.C. Sponsored ADR                               46,415  1,898,374             0.1%
*                 Glencore P.L.C.                                                   639,436  2,513,072             0.1%
                  Go-Ahead Group P.L.C.                                              13,535    306,726             0.0%
*                 Gocompare.Com Group P.L.C.                                         78,498     93,651             0.0%
                  Grafton Group P.L.C.                                               37,818    365,896             0.0%
                  Grainger P.L.C.                                                    88,228    285,410             0.0%
                  Greencore Group P.L.C.                                            241,145    711,870             0.0%
                  Greene King P.L.C.                                                 64,414    626,847             0.0%
                  Greggs P.L.C.                                                      48,702    678,488             0.0%
                  GVC Holdings P.L.C.                                                51,018    493,353             0.0%
                  Halfords Group P.L.C.                                              62,703    303,458             0.0%
                  Halma P.L.C.                                                       94,446  1,288,098             0.1%
                  Hargreaves Lansdown P.L.C.                                         20,512    366,200             0.0%
                  Hastings Group Holdings P.L.C.                                     34,457    134,865             0.0%
                  Hays P.L.C.                                                       632,114  1,402,719             0.1%
                  Headlam Group P.L.C.                                               15,286    126,929             0.0%
                  Helical P.L.C.                                                     36,739    157,558             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
#                 Henderson Group P.L.C.                                            172,086 $  514,725             0.0%
                  Hikma Pharmaceuticals P.L.C.                                       21,954    550,853             0.0%
                  Hill & Smith Holdings P.L.C.                                       26,639    458,593             0.0%
                  Hilton Food Group P.L.C.                                            1,672     16,692             0.0%
                  Hiscox, Ltd.                                                      108,827  1,595,927             0.1%
#                 Hochschild Mining P.L.C.                                           99,774    328,236             0.0%
                  HomeServe P.L.C.                                                   76,715    665,599             0.0%
                  Howden Joinery Group P.L.C.                                       114,091    684,120             0.0%
                  HSBC Holdings P.L.C. Sponsored ADR                                242,758  9,994,347             0.5%
                  Hunting P.L.C.                                                     57,000    414,675             0.0%
                  Ibstock P.L.C.                                                     34,293    101,759             0.0%
                  IG Group Holdings P.L.C.                                           88,248    621,364             0.0%
*                 Imagination Technologies Group P.L.C.                              47,165     61,525             0.0%
                  IMI P.L.C.                                                         94,594  1,566,641             0.1%
                  Imperial Brands P.L.C.                                             26,327  1,289,320             0.1%
#                 Imperial Brands P.L.C. Sponsored ADR                                  658     32,717             0.0%
                  Inchcape P.L.C.                                                   134,752  1,490,693             0.1%
                  Indivior P.L.C.                                                   136,241    591,354             0.0%
                  Informa P.L.C.                                                    113,636    944,846             0.1%
                  Inmarsat P.L.C.                                                   103,229  1,091,738             0.1%
                  InterContinental Hotels Group P.L.C.                                3,189    169,033             0.0%
#                 InterContinental Hotels Group P.L.C. ADR                           14,571    769,203             0.0%
                  Intermediate Capital Group P.L.C.                                  61,223    619,677             0.0%
                  International Consolidated Airlines Group SA                       91,522    663,549             0.0%
                  International Consolidated Airlines Group SA Sponsored ADR            775     11,183             0.0%
                  International Personal Finance P.L.C.                              35,050     72,903             0.0%
                  Interserve P.L.C.                                                  43,311    129,478             0.0%
                  Intertek Group P.L.C.                                              24,557  1,292,464             0.1%
                  Investec P.L.C.                                                   118,615    878,757             0.1%
*                 IP Group P.L.C.                                                    40,578     73,498             0.0%
                  ITE Group P.L.C.                                                  130,199    298,690             0.0%
                  ITV P.L.C.                                                        213,539    580,746             0.0%
                  IWG P.L.C.                                                        224,208    943,044             0.1%
#                 J D Wetherspoon P.L.C.                                             47,512    612,158             0.0%
                  J Sainsbury P.L.C.                                                579,761  2,067,112             0.1%
*                 Jackpotjoy P.L.C.                                                  17,738    130,547             0.0%
                  James Fisher & Sons P.L.C.                                         16,971    352,812             0.0%
                  Jardine Lloyd Thompson Group P.L.C.                                43,163    612,899             0.0%
                  JD Sports Fashion P.L.C.                                           99,715    574,996             0.0%
                  John Laing Group P.L.C.                                             5,968     22,213             0.0%
                  John Menzies P.L.C.                                                45,473    407,555             0.0%
                  John Wood Group P.L.C.                                             89,252    877,354             0.1%
                  Johnson Matthey P.L.C.                                             40,414  1,558,906             0.1%
                  JRP Group P.L.C.                                                   21,641     34,824             0.0%
                  Jupiter Fund Management P.L.C.                                    192,225  1,182,418             0.1%
*                 Just Eat P.L.C.                                                    33,783    252,541             0.0%
*                 KAZ Minerals P.L.C.                                                85,453    557,335             0.0%
                  KCOM Group P.L.C.                                                 155,606    178,195             0.0%
                  Keller Group P.L.C.                                                28,554    342,709             0.0%
                  Kier Group P.L.C.                                                  29,131    504,932             0.0%
                  Kingfisher P.L.C.                                                 308,064  1,362,857             0.1%
                  Ladbrokes Coral Group P.L.C                                       283,935    481,345             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
                  Laird P.L.C.                                                        107,627 $  209,004             0.0%
*                 Lamprell P.L.C.                                                      36,760     50,464             0.0%
                  Lancashire Holdings, Ltd.                                            44,952    397,040             0.0%
                  Legal & General Group P.L.C.                                        537,858  1,714,193             0.1%
*                 Liberty Global P.L.C. Class A                                         4,558    161,428             0.0%
*                 Liberty Global P.L.C. Series C                                       11,158    386,169             0.0%
*                 Liberty Global P.L.C. LiLAC Class A                                     569     12,209             0.0%
*                 Liberty Global P.L.C. LiLAC Class C                                   1,392     30,404             0.0%
                  Lloyds Banking Group P.L.C.                                       2,365,745  2,125,681             0.1%
#                 Lloyds Banking Group P.L.C. ADR                                     613,184  2,244,253             0.1%
                  London Stock Exchange Group P.L.C.                                    9,860    432,030             0.0%
*                 Lonmin P.L.C.                                                        66,593     94,881             0.0%
                  Lookers P.L.C.                                                      102,012    171,519             0.0%
                  Low & Bonar P.L.C.                                                    9,424     10,732             0.0%
                  Man Group P.L.C.                                                    497,982    991,043             0.1%
                  Marks & Spencer Group P.L.C.                                        494,385  2,346,422             0.1%
                  Marshalls P.L.C.                                                     83,918    418,053             0.0%
                  Marston's P.L.C.                                                    190,331    352,388             0.0%
                  McBride P.L.C.                                                       78,342    195,830             0.0%
                  McColl's Retail Group P.L.C.                                            532      1,426             0.0%
                  Mears Group P.L.C.                                                   24,883    167,748             0.0%
                  Mediclinic International P.L.C.(BYYWHN1)                             20,931    220,656             0.0%
#                 Mediclinic International P.L.C.(B8HX8Z8)                             56,199    597,468             0.0%
                  Meggitt P.L.C.                                                      182,361  1,092,081             0.1%
                  Melrose Industries P.L.C.                                           686,868  2,102,638             0.1%
                  Merlin Entertainments P.L.C.                                         99,426    650,772             0.0%
                  Micro Focus International P.L.C.                                     43,653  1,462,581             0.1%
                  Millennium & Copthorne Hotels P.L.C.                                 41,854    244,193             0.0%
                  Mitchells & Butlers P.L.C.                                           71,088    244,285             0.0%
                  Mitie Group P.L.C.                                                  144,378    391,767             0.0%
                  Mondi P.L.C.                                                         50,748  1,312,923             0.1%
                  Moneysupermarket.com Group P.L.C.                                    64,418    288,578             0.0%
                  Morgan Advanced Materials P.L.C.                                    108,211    467,852             0.0%
                  Morgan Sindall Group P.L.C.                                           1,477     20,289             0.0%
*                 Mothercare P.L.C.                                                    34,805     56,540             0.0%
                  N Brown Group P.L.C.                                                 34,022    105,116             0.0%
                  National Express Group P.L.C.                                       156,278    723,349             0.0%
                  National Grid P.L.C. Sponsored ADR                                   12,335    800,171             0.0%
                  NCC Group P.L.C.                                                      4,409      8,122             0.0%
                  NEX Group P.L.C.                                                     95,864    765,248             0.0%
                  Next P.L.C.                                                           6,120    341,151             0.0%
                  Northgate P.L.C.                                                     57,040    398,398             0.0%
                  Novae Group P.L.C.                                                    7,572     61,110             0.0%
#*                Ocado Group P.L.C.                                                   75,429    245,208             0.0%
                  Old Mutual P.L.C.                                                   441,125  1,107,923             0.1%
                  On the Beach Group P.L.C.                                             8,153     35,450             0.0%
                  OneSavings Bank P.L.C.                                               22,888    130,053             0.0%
*                 Ophir Energy P.L.C.                                                 237,663    264,364             0.0%
                  Oxford Instruments P.L.C.                                            20,947    268,460             0.0%
                  Pagegroup P.L.C.                                                    124,279    805,192             0.0%
                  Paragon Group of Cos. P.L.C. (The)                                   73,242    443,755             0.0%
                  PayPoint P.L.C.                                                      13,444    176,937             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                                    ---------- ---------- ---------------
UNITED KINGDOM -- (Continued)
*                 Paysafe Group P.L.C.                                                 177,638 $1,044,155             0.1%
                  Pearson P.L.C.                                                         3,402     28,062             0.0%
                  Pearson P.L.C. Sponsored ADR                                          58,249    477,642             0.0%
                  Pendragon P.L.C.                                                     130,785     59,279             0.0%
                  Pennon Group P.L.C.                                                   71,424    792,386             0.0%
                  Persimmon P.L.C.                                                      43,041  1,298,680             0.1%
*                 Petra Diamonds, Ltd.                                                 203,807    342,480             0.0%
                  Petrofac, Ltd.                                                        78,002    822,064             0.0%
*                 Petropavlovsk P.L.C.                                                 669,815     67,020             0.0%
                  Pets at Home Group P.L.C.                                             40,428     98,231             0.0%
                  Phoenix Group Holdings                                                62,058    593,516             0.0%
                  Photo-Me International P.L.C.                                        105,561    237,576             0.0%
#                 Playtech P.L.C.                                                       68,310    848,376             0.1%
                  Polypipe Group P.L.C.                                                 31,638    163,365             0.0%
*                 Premier Foods P.L.C.                                                 328,097    181,961             0.0%
#*                Premier Oil P.L.C.                                                   183,497    147,802             0.0%
                  Provident Financial P.L.C.                                            23,369    969,983             0.1%
                  Prudential P.L.C. ADR                                                 53,910  2,393,065             0.1%
                  PZ Cussons P.L.C.                                                     94,991    412,174             0.0%
                  QinetiQ Group P.L.C.                                                 249,981    951,293             0.1%
                  Randgold Resources, Ltd.                                              11,126    978,713             0.1%
                  Rank Group P.L.C.                                                     36,381    100,808             0.0%
                  Rathbone Brothers P.L.C.                                               9,942    303,063             0.0%
*                 Raven Russia, Ltd.                                                    15,551      9,929             0.0%
                  Reckitt Benckiser Group P.L.C.                                        19,638  1,809,395             0.1%
                  Redrow P.L.C.                                                         95,238    711,458             0.0%
                  RELX P.L.C.                                                           14,114    286,157             0.0%
#                 RELX P.L.C. Sponsored ADR                                             30,069    616,114             0.0%
                  Renewi P.L.C.                                                        149,996    189,554             0.0%
                  Renishaw P.L.C.                                                       12,111    535,704             0.0%
                  Rentokil Initial P.L.C.                                              227,738    734,246             0.0%
                  Restaurant Group P.L.C. (The)                                         68,949    312,231             0.0%
                  Ricardo P.L.C.                                                         8,200     93,109             0.0%
                  Rightmove P.L.C.                                                      10,870    589,331             0.0%
                  Rio Tinto P.L.C.                                                       2,919    115,155             0.0%
                  Rio Tinto P.L.C. Sponsored ADR                                        66,043  2,629,832             0.1%
                  Robert Walters P.L.C.                                                  4,590     27,002             0.0%
                  Rolls-Royce Holdings P.L.C.(BYXYLJ2)                              15,559,082     20,152             0.0%
                  Rolls-Royce Holdings P.L.C.(B63H849)                                 219,142  2,303,513             0.1%
                  Rotork P.L.C.                                                        330,511  1,052,876             0.1%
#*                Royal Bank of Scotland Group P.L.C. Sponsored ADR                    108,562    742,564             0.0%
                  Royal Dutch Shell P.L.C. Class A                                      32,764    850,831             0.1%
                  Royal Dutch Shell P.L.C. Class B                                       2,443     65,002             0.0%
                  Royal Dutch Shell P.L.C. Sponsored ADR, Class A                      124,731  6,509,711             0.3%
#                 Royal Dutch Shell P.L.C. Sponsored ADR, Class B                      112,412  6,083,737             0.3%
                  Royal Mail P.L.C.                                                    164,218    856,330             0.1%
                  RPC Group P.L.C.                                                     138,151  1,451,262             0.1%
                  RPS Group P.L.C.                                                      50,918    167,646             0.0%
                  RSA Insurance Group P.L.C.                                           155,723  1,201,390             0.1%
                  Saga P.L.C.                                                          155,930    423,263             0.0%
                  Sage Group P.L.C. (The)                                              114,395    992,960             0.1%
                  Savills P.L.C.                                                        52,539    632,113             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
                  Schroders P.L.C.(0239581)                                           4,007 $  120,357             0.0%
                  Schroders P.L.C.(0240549)                                          10,579    436,852             0.0%
                  SDL P.L.C.                                                          7,338     57,220             0.0%
                  Senior P.L.C.                                                     111,223    309,005             0.0%
*                 Serco Group P.L.C.                                                255,251    381,975             0.0%
                  Severfield P.L.C.                                                  10,461     11,930             0.0%
                  Severn Trent P.L.C.                                                18,437    555,007             0.0%
                  Shire P.L.C.                                                       22,236  1,311,005             0.1%
                  Shire P.L.C. ADR                                                      735    130,066             0.0%
                  SIG P.L.C.                                                        305,953    474,641             0.0%
                  Sky P.L.C.                                                         65,178    837,296             0.1%
                  Smith & Nephew P.L.C.                                              56,549    929,053             0.1%
                  Smiths Group P.L.C.                                                92,468  1,965,726             0.1%
                  Soco International P.L.C.                                          52,573     99,649             0.0%
                  Spectris P.L.C.                                                    34,609  1,237,462             0.1%
                  Speedy Hire P.L.C.                                                 62,182     44,397             0.0%
                  Spirax-Sarco Engineering P.L.C.                                    19,497  1,312,847             0.1%
                  Spire Healthcare Group P.L.C.                                      14,929     65,395             0.0%
                  Spirent Communications P.L.C.                                     110,819    168,283             0.0%
*                 Sports Direct International P.L.C.                                 36,372    144,434             0.0%
                  SSE P.L.C.                                                        131,613  2,370,922             0.1%
                  SSP Group P.L.C.                                                   45,364    261,428             0.0%
                  St. Ives P.L.C.                                                    25,076     17,158             0.0%
                  St. James's Place P.L.C.                                          116,823  1,736,380             0.1%
                  St. Modwen Properties P.L.C.                                       65,733    311,265             0.0%
                  Stagecoach Group P.L.C.                                            38,571    101,738             0.0%
*                 Standard Chartered P.L.C.                                         221,856  2,073,332             0.1%
                  Standard Life P.L.C.                                              177,059    833,361             0.1%
                  Sthree P.L.C.                                                       8,691     36,545             0.0%
                  Stobart Group, Ltd.                                                20,339     58,909             0.0%
                  SuperGroup P.L.C.                                                  19,831    409,424             0.0%
                  Synthomer P.L.C.                                                  134,611    862,654             0.1%
#                 TalkTalk Telecom Group P.L.C.                                      77,013    192,657             0.0%
                  Tarsus Group P.L.C.                                                 3,951     15,091             0.0%
                  Tate & Lyle P.L.C.                                                161,164  1,580,493             0.1%
                  Taylor Wimpey P.L.C.                                              586,135  1,518,258             0.1%
                  Ted Baker P.L.C.                                                    5,825    210,677             0.0%
                  Telecom Plus P.L.C.                                                23,200    377,053             0.0%
*                 Tesco P.L.C.                                                      673,551  1,598,479             0.1%
                  Thomas Cook Group P.L.C.                                          530,482    657,653             0.0%
                  Topps Tiles P.L.C.                                                 28,274     37,985             0.0%
                  TP ICAP P.L.C.                                                    121,286    720,701             0.0%
                  Travis Perkins P.L.C.                                              58,068  1,211,062             0.1%
                  Trifast P.L.C.                                                     11,351     33,139             0.0%
                  Trinity Mirror P.L.C.                                             108,000    153,626             0.0%
                  TT Electronics P.L.C.                                              15,838     42,272             0.0%
                  TUI AG                                                             34,526    502,287             0.0%
#*                Tullow Oil P.L.C.                                                 470,418  1,276,249             0.1%
                  U & I Group P.L.C.                                                 19,176     47,209             0.0%
                  UBM P.L.C.                                                         84,602    778,114             0.0%
                  UDG Healthcare P.L.C.                                              57,342    555,384             0.0%
                  Ultra Electronics Holdings P.L.C.                                  30,888    836,054             0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                     SHARES      VALUE++     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
UNITED KINGDOM -- (Continued)
                  Unilever P.L.C.                                                       1,655 $       85,147             0.0%
                  Unilever P.L.C. Sponsored ADR                                        23,347      1,198,635             0.1%
                  Unite Group P.L.C. (The)                                             20,623        172,860             0.0%
                  United Utilities Group P.L.C.                                        45,838        577,661             0.0%
*                 Vectura Group P.L.C.                                                143,145        261,673             0.0%
                  Vedanta Resources P.L.C.                                             17,593        157,454             0.0%
                  Vesuvius P.L.C.                                                      78,609        540,448             0.0%
                  Victrex P.L.C.                                                       35,844        889,095             0.1%
                  Virgin Money Holdings UK P.L.C.                                      68,751        282,606             0.0%
                  Vodafone Group P.L.C.                                             1,455,360      3,748,483             0.2%
                  Vodafone Group P.L.C. Sponsored ADR                                  31,855        834,282             0.1%
                  Weir Group P.L.C. (The)                                              31,029        799,470             0.0%
                  WH Smith P.L.C.                                                      21,785        498,946             0.0%
                  Whitbread P.L.C.                                                      8,294        433,337             0.0%
                  William Hill P.L.C.                                                 291,955      1,109,265             0.1%
                  Wilmington P.L.C.                                                     3,711         11,597             0.0%
                  Wincanton P.L.C.                                                     10,792         38,632             0.0%
*                 Wizz Air Holdings P.L.C.                                              1,105         25,279             0.0%
                  WM Morrison Supermarkets P.L.C.                                     535,936      1,664,831             0.1%
                  Wolseley P.L.C.                                                      13,326        846,962             0.1%
                  Worldpay Group P.L.C.                                               209,878        815,073             0.0%
                  WPP P.L.C.                                                           67,844      1,452,777             0.1%
#                 WPP P.L.C. Sponsored ADR                                              3,436        367,996             0.0%
                  WS Atkins P.L.C.                                                     27,702        770,631             0.0%
                  Xaar P.L.C.                                                          13,449         65,440             0.0%
                  ZPG P.L.C.                                                           32,632        156,322             0.0%
                                                                                              -------------- ---------------
TOTAL UNITED KINGDOM                                                                             268,301,471            12.3%
                                                                                              -------------- ---------------
UNITED STATES -- (0.0%)
                  Sapiens International Corp. NV                                        4,394         54,149             0.0%
*                 TechnipFMC P.L.C.                                                     1,575         47,349             0.0%
                                                                                              -------------- ---------------
TOTAL UNITED STATES                                                                                  101,498             0.0%
                                                                                              -------------- ---------------
TOTAL COMMON STOCKS                                                                            2,149,708,883            98.2%
                                                                                              -------------- ---------------
PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.6%)
                  Alpargatas SA                                                        44,900        188,141             0.0%
                  Banco ABC Brasil SA                                                  25,917        145,505             0.0%
                  Banco Bradesco SA                                                   145,543      1,531,983             0.1%
                  Banco Bradesco SA ADR                                                55,308        583,499             0.0%
                  Banco do Estado do Rio Grande do Sul SA Class B                      74,025        331,405             0.0%
                  Braskem SA Class A                                                   31,067        334,156             0.0%
*                 Centrais Eletricas Brasileiras SA Class B                            26,500        191,191             0.0%
                  Cia Brasileira de Distribuicao                                       32,764        740,636             0.1%
                  Cia de Gas de Sao Paulo - COMGAS Class A                              4,500         68,052             0.0%
                  Cia de Saneamento do Parana                                          49,500        160,319             0.0%
                  Cia de Transmissao de Energia Eletrica Paulista                       7,767        151,716             0.0%
                  Cia Energetica de Minas Gerais                                      116,000        324,532             0.0%
                  Cia Energetica de Sao Paulo Class B                                  37,300        212,703             0.0%
                  Cia Energetica do Ceara Class A                                       2,100         31,076             0.0%
                  Cia Ferro Ligas da Bahia - Ferbasa                                   10,300         35,014             0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
BRAZIL -- (Continued)
                  Cia Paranaense de Energia                                            18,200 $   167,261             0.0%
                  Eletropaulo Metropolitana Eletricidade de Sao Paulo SA               22,900     108,510             0.0%
                  Gerdau SA                                                           200,788     619,941             0.0%
*                 Gol Linhas Aereas Inteligentes SA                                    15,800      49,978             0.0%
                  Itau Unibanco Holding SA                                            171,034   2,115,529             0.1%
                  Itau Unibanco Holding SA ADR                                         66,308     815,588             0.1%
                  Lojas Americanas SA                                                  74,940     397,596             0.0%
                  Marcopolo SA                                                        155,900     117,881             0.0%
*                 Petroleo Brasileiro SA                                              279,946   1,232,131             0.1%
*                 Petroleo Brasileiro SA Sponsored ADR                                 42,200     368,406             0.0%
*                 Randon SA Implementos e Participacoes                                78,100     115,647             0.0%
                  Suzano Papel e Celulose SA Class A                                  103,438     437,014             0.0%
                  Telefonica Brasil SA                                                 11,570     172,381             0.0%
*                 Usinas Siderurgicas de Minas Gerais SA Class A                      158,073     212,155             0.0%
                  Vale SA                                                             106,500     881,111             0.1%
#                 Vale SA Sponsored ADR                                                14,280     117,239             0.0%
                                                                                              ----------- ---------------
TOTAL BRAZIL                                                                                   12,958,296             0.6%
                                                                                              ----------- ---------------
CHILE -- (0.0%)
                  Coca-Cola Embonor SA Class B                                          6,694      16,752             0.0%
                  Embotelladora Andina SA Class B                                      38,816     160,803             0.0%
                                                                                              ----------- ---------------
TOTAL CHILE                                                                                       177,555             0.0%
                                                                                              ----------- ---------------
COLOMBIA -- (0.0%)
                  Avianca Holdings SA                                                  71,187      64,363             0.0%
                  Banco Davivienda SA                                                  12,267     129,258             0.0%
                  Grupo Argos SA                                                        3,950      25,644             0.0%
                  Grupo de Inversiones Suramericana SA                                  7,958     101,869             0.0%
                                                                                              ----------- ---------------
TOTAL COLOMBIA                                                                                    321,134             0.0%
                                                                                              ----------- ---------------
GERMANY -- (0.3%)
                  Bayerische Motoren Werke AG                                           6,158     506,417             0.0%
                  Biotest AG                                                            5,953     127,708             0.0%
                  Draegerwerk AG & Co. KGaA                                             2,175     238,052             0.0%
                  Fuchs Petrolub SE                                                     8,076     416,554             0.0%
                  Henkel AG & Co. KGaA                                                  2,460     334,717             0.0%
                  Jungheinrich AG                                                      15,589     542,812             0.0%
                  Porsche Automobil Holding SE                                         18,601   1,088,628             0.1%
#                 Sartorius AG                                                          6,416     587,397             0.1%
                  Schaeffler AG                                                        15,971     275,461             0.0%
                  Sixt SE                                                               6,915     308,936             0.0%
                  STO SE & Co. KGaA                                                       585      67,193             0.0%
                  Villeroy & Boch AG                                                    2,965      62,328             0.0%
                  Volkswagen AG                                                        22,876   3,631,490             0.2%
                                                                                              ----------- ---------------
TOTAL GERMANY                                                                                   8,187,693             0.4%
                                                                                              ----------- ---------------
INDIA -- (0.0%)
                  Vedanta, Ltd.                                                     2,584,480      24,206             0.0%
                                                                                              ----------- ---------------
UNITED KINGDOM -- (0.0%)
                  McBride P.L.C                                                     1,007,314       1,305             0.0%
                                                                                              ----------- ---------------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                                PERCENTAGE
                                                                                      SHARES      VALUE++     OF NET ASSETS**
                                                                                    ---------- -------------- ---------------
TOTAL PREFERRED STOCKS                                                                             21,670,189             1.0%
                                                                                               -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*                 TPG Telecom, Ltd. Rights 5/12/17                                       2,103 $           --             0.0%
                                                                                               -------------- ---------------
BRAZIL -- (0.0%)
*                 Cia de Gas de Sao Paulo - COMGAS Rights 5/26/17                           96             48             0.0%
                                                                                               -------------- ---------------
CHINA -- (0.0%)
*                 Bank of Comm Ass Ent Rights 5/31/17                                    1,172             --             0.0%
                                                                                               -------------- ---------------
FRANCE -- (0.0%)
*                 Maurel et prom Rights 12/31/00                                        46,251             --             0.0%
                                                                                               -------------- ---------------
INDONESIA -- (0.0%)
*                 Sentul City Rights 4/13/17                                         2,471,880             --             0.0%
                                                                                               -------------- ---------------
ITALY -- (0.0%)
#*                d'Amico International Shipping SA Rights 5/18/17                      45,205          2,275             0.0%
                                                                                               -------------- ---------------
MALAYSIA -- (0.0%)
*                 MKH Bhd Rights 5/19/17                                                 5,500          6,880             0.0%
                                                                                               -------------- ---------------
SOUTH KOREA -- (0.0%)
#*                CrucialTec Co., Ltd. Rights 6/2/17                                     1,232          1,115             0.0%
                                                                                               -------------- ---------------
TAIWAN -- (0.0%)
*                 E.Sun Finianical Holding Co. Rights 5/2/17                            48,808          5,257             0.0%
*                 First Steamship Rights 5/8/17                                         21,311            177             0.0%
                                                                                               -------------- ---------------
TOTAL TAIWAN                                                                                            5,434             0.0%
                                                                                               -------------- ---------------
THAILAND -- (0.0%)
*                 RS W3 Warrants 4/17/19                                                 6,220             --             0.0%
*                 SCCC Rights 5/15/17                                                    4,168          3,253             0.0%
*                 Thaifoods Group W2 Warrants 4/30/18                                   11,380             --             0.0%
                                                                                               -------------- ---------------
TOTAL THAILAND                                                                                          3,253             0.0%
                                                                                               -------------- ---------------
UNITED KINGDOM -- (0.0%)
*                 Cobham P.L.C. Rights 5/4/17                                          122,109         90,149             0.0%
                                                                                               -------------- ---------------
TOTAL RIGHTS/WARRANTS                                                                                 109,154             0.0%
                                                                                               -------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                     2,171,488,226
                                                                                               --------------

                                                                                                  VALUE+
                                                                                               --------------
SECURITIES LENDING COLLATERAL -- (7.0%)

(S)@              DFA Short Term Investment Fund                                    14,162,737    163,905,361             7.5%
                                                                                               -------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,152,705,143)                                            $2,335,393,587           106.7%
                                                                                               ============== ===============

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ----------------------------------------------
                                                                    LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                                                  ------------ ------------ ------- ------------
Common Stocks
   Australia                                                      $    872,475 $ 94,619,844      -- $ 95,492,319
   Austria                                                                  --   10,037,255      --   10,037,255
   Belgium                                                             122,412   23,342,740      --   23,465,152
   Brazil                                                           29,062,297           --      --   29,062,297
   Canada                                                          137,279,763           --      --  137,279,763
   Chile                                                             1,741,865    4,981,372      --    6,723,237
   China                                                            13,948,318  126,373,798      --  140,322,116
   Colombia                                                          1,961,997           --      --    1,961,997
   Czech Republic                                                           --      558,124      --      558,124
   Denmark                                                             206,706   27,623,164      --   27,829,870
   Egypt                                                                    --      174,122      --      174,122
   Finland                                                             118,181   27,188,178      --   27,306,359
   France                                                            1,799,786  116,067,356      --  117,867,142
   Germany                                                           2,166,728  110,724,005      --  112,890,733
   Greece                                                                   --      488,971      --      488,971
   Hong Kong                                                            99,954   50,156,448      --   50,256,402
   Hungary                                                                  --    2,103,046      --    2,103,046
   India                                                               843,023   64,219,169      --   65,062,192
   Indonesia                                                           205,094   13,847,617      --   14,052,711
   Ireland                                                           2,032,540    7,143,261      --    9,175,801
   Israel                                                            1,899,238    9,380,704      --   11,279,942
   Italy                                                               160,681   47,003,825      --   47,164,506
   Japan                                                             2,636,336  374,433,877      --  377,070,213
   Malaysia                                                                 --   15,255,112      --   15,255,112
   Mexico                                                           19,506,984           --      --   19,506,984
   Netherlands                                                       3,712,352   40,210,950      --   43,923,302
   New Zealand                                                              --    7,265,190      --    7,265,190
   Norway                                                              133,792   14,160,283      --   14,294,075
   Peru                                                                351,590           --      --      351,590
   Philippines                                                          31,959    7,323,801      --    7,355,760
   Poland                                                                   --    8,785,367      --    8,785,367
   Portugal                                                                 --    4,442,875      --    4,442,875
   Russia                                                            1,431,775    4,874,826      --    6,306,601
   Singapore                                                                --   19,031,049      --   19,031,049
   South Africa                                                      3,383,005   36,868,477      --   40,251,482
   South Korea                                                       1,088,358   87,429,426      --   88,517,784
   Spain                                                               812,403   42,203,302      --   43,015,705
   Sweden                                                               52,491   47,485,382      --   47,537,873
   Switzerland                                                       4,790,191   95,420,528      --  100,210,719
   Taiwan                                                            4,662,110   81,330,681      --   85,992,791
   Thailand                                                         14,286,414           --      --   14,286,414
   Turkey                                                               21,000    7,329,971      --    7,350,971
   United Kingdom                                                   61,066,567  207,234,904      --  268,301,471
   United States                                                            --      101,498      --      101,498
Preferred Stocks
   Brazil                                                           12,958,296           --      --   12,958,296
   Chile                                                                    --      177,555      --      177,555
   Colombia                                                            321,134           --      --      321,134
   Germany                                                                  --    8,187,693      --    8,187,693
   India                                                                    --       24,206      --       24,206
   United Kingdom                                                           --        1,305      --        1,305
Rights/Warrants
   Brazil                                                                   --           48      --           48
   Italy                                                                    --        2,275      --        2,275
   Malaysia                                                                 --        6,880      --        6,880
   South Korea                                                              --        1,115      --        1,115

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  --------------------------------------------------
                                                                    LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                                  ------------ -------------- ------- --------------
   Taiwan                                                                   --          5,434      --          5,434
   Thailand                                                                 --          3,253      --          3,253
   United Kingdom                                                           --         90,149      --         90,149
Securities Lending Collateral                                               --    163,905,361      --    163,905,361
                                                                  ------------ -------------- ------- --------------
TOTAL                                                             $325,767,815 $2,009,625,772      -- $2,335,393,587
                                                                  ============ ============== ======= ==============

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                 PERCENTAGE
                                                                          SHARES     VALUE++   OF NET ASSETS**
                                                                        ---------- ----------- ---------------
COMMON STOCKS -- (92.4%)
BRAZIL -- (5.4%)
      AES Tiete Energia SA(BZ8W2L7)                                      1,560,758 $ 6,633,363             0.0%
      AES Tiete Energia SA(BZ8W2J5)                                            681         571             0.0%
      Aliansce Shopping Centers SA                                       1,122,420   5,329,112             0.0%
      Alupar Investimento SA                                               397,230   2,359,063             0.0%
      Ambev SA                                                           1,591,620   9,156,434             0.0%
      Ambev SA ADR                                                      12,546,714  71,892,671             0.3%
      Arezzo Industria e Comercio SA                                       483,231   5,130,633             0.0%
*     B2W Cia Digital(B1LH3Y1)                                             923,575   3,893,269             0.0%
*     B2W Cia Digital(BDFZQZ7)                                             296,653   1,227,156             0.0%
      Banco Bradesco SA                                                  3,514,287  36,039,143             0.2%
      Banco do Brasil SA                                                 2,433,252  25,183,072             0.1%
      Banco Santander Brasil SA(B4V5RY4)                                 1,020,349   8,814,596             0.0%
#     Banco Santander Brasil SA(05967A107)                                 140,666   1,205,508             0.0%
      BB Seguridade Participacoes SA                                     2,346,747  22,099,295             0.1%
      BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros           10,615,945  63,580,950             0.3%
*     BR Malls Participacoes SA                                          4,961,461  21,962,013             0.1%
*     Brasil Brokers Participacoes SA                                    1,336,822     686,511             0.0%
      BrasilAgro - Co. Brasileira de Propriedades Agricolas                 78,300     315,514             0.0%
#     Braskem SA Sponsored ADR                                             584,013  12,591,320             0.1%
      BRF SA                                                             2,158,888  27,063,894             0.1%
#     BRF SA ADR                                                         1,037,359  12,904,746             0.1%
      BTG Pactual Group                                                    503,517   2,949,036             0.0%
      CCR SA                                                             6,293,596  35,096,060             0.2%
*     Centrais Eletricas Brasileiras SA                                  1,080,600   6,148,497             0.0%
#     Cia Brasileira de Distribuicao ADR                                   194,588   4,387,959             0.0%
      Cia de Locacao das Americas                                            3,800      10,775             0.0%
      Cia de Saneamento Basico do Estado de Sao Paulo                    1,072,328   9,888,641             0.1%
      Cia de Saneamento Basico do Estado de Sao Paulo ADR                  772,983   7,111,444             0.0%
      Cia de Saneamento de Minas Gerais-COPASA                             564,158   6,398,667             0.0%
      Cia Energetica de Minas Gerais                                       394,339   1,151,690             0.0%
#     Cia Energetica de Minas Gerais Sponsored ADR                       1,059,060   2,891,232             0.0%
      Cia Hering                                                         1,696,852  11,771,926             0.1%
      Cia Paranaense de Energia                                            152,500   1,121,871             0.0%
#     Cia Paranaense de Energia Sponsored ADR                              283,710   2,601,621             0.0%
*     Cia Siderurgica Nacional SA                                        2,985,755   7,290,245             0.0%
#*    Cia Siderurgica Nacional SA Sponsored ADR                          3,613,990   8,709,716             0.0%
      Cielo SA                                                           4,037,627  30,656,986             0.1%
      Construtora Tenda SA                                                 149,261     414,764             0.0%
*     Cosan Logistica SA                                                   637,367   1,325,317             0.0%
      Cosan SA Industria e Comercio                                        524,027   6,126,760             0.0%
      CPFL Energia SA                                                      750,220   6,145,373             0.0%
#     CPFL Energia SA ADR                                                  183,001   2,973,766             0.0%
      CSU Cardsystem SA                                                      6,200      18,908             0.0%
      CVC Brasil Operadora e Agencia de Viagens SA                         369,000   3,599,263             0.0%
      Cyrela Brazil Realty SA Empreendimentos e Participacoes            3,372,267  14,024,330             0.1%
      Cyrela Commercial Properties SA Empreendimentos e Participacoes       15,734      55,271             0.0%
      Dimed SA Distribuidora da Medicamentos                                 1,500     274,098             0.0%
      Direcional Engenharia SA                                           1,112,526   2,138,091             0.0%
      Duratex SA                                                         2,690,209   7,568,742             0.0%
      EcoRodovias Infraestrutura e Logistica SA                          2,228,743   6,628,545             0.0%
      EDP - Energias do Brasil SA                                        3,432,592  14,513,125             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE++   OF NET ASSETS**
                                                                        --------- ----------- ---------------
BRAZIL -- (Continued)
      Embraer SA ADR                                                    1,151,653 $22,111,738             0.1%
      Engie Brasil Energia SA                                             951,409  10,191,366             0.1%
      Equatorial Energia SA                                             1,826,397  33,080,627             0.2%
      Estacio Participacoes SA                                          1,812,334  10,180,657             0.1%
*     Eternit SA                                                        1,148,420     466,742             0.0%
      Even Construtora e Incorporadora SA                               2,836,977   3,968,488             0.0%
      Ez Tec Empreendimentos e Participacoes SA                           683,995   4,378,878             0.0%
      Fibria Celulose SA                                                  767,951   7,113,234             0.0%
      Fibria Celulose SA Sponsored ADR                                  1,057,881   9,711,347             0.1%
      Fleury SA                                                           588,063   9,730,492             0.1%
      FPC Par Corretora de Seguros SA                                     162,839     969,631             0.0%
      Fras-Le SA                                                           20,900      30,026             0.0%
      GAEC Educacao SA                                                    223,953     945,470             0.0%
      Gafisa SA                                                           149,262     855,397             0.0%
#     Gafisa SA ADR                                                       103,158   1,173,933             0.0%
      Gerdau SA                                                           887,615   2,704,191             0.0%
#     Gerdau SA Sponsored ADR                                           4,354,272  13,280,530             0.1%
#*    Gol Linhas Aereas Inteligentes SA ADR                                34,864   1,095,414             0.0%
      Grendene SA                                                         545,128   4,233,520             0.0%
      Guararapes Confeccoes SA                                             69,532   1,960,842             0.0%
      Helbor Empreendimentos SA                                         1,575,634   1,255,920             0.0%
      Hypermarcas SA                                                    1,416,949  13,419,287             0.1%
      Iguatemi Empresa de Shopping Centers SA                             439,344   4,591,308             0.0%
*     International Meal Co. Alimentacao SA                               575,076   1,108,825             0.0%
      Iochpe Maxion SA                                                  1,358,893   7,153,984             0.0%
      Itau Unibanco Holding SA                                          1,198,166  12,857,243             0.1%
      JBS SA                                                            6,615,014  21,403,631             0.1%
*     JHSF Participacoes SA                                               688,076     524,612             0.0%
*     Joao Fortes Engenharia SA                                            20,369      10,909             0.0%
*     JSL SA                                                              523,218   1,160,490             0.0%
      Kepler Weber SA                                                     109,304     863,674             0.0%
      Klabin SA                                                         2,584,807  12,866,826             0.1%
      Kroton Educacional SA                                             5,946,427  28,008,092             0.1%
      Light SA                                                            936,196   6,444,726             0.0%
      Linx SA                                                             365,314   2,038,314             0.0%
      Localiza Rent a Car SA                                            1,215,648  18,115,704             0.1%
*     Log-in Logistica Intermodal SA                                            1           1             0.0%
      Lojas Americanas SA                                               1,222,732   5,269,917             0.0%
      Lojas Renner SA                                                   4,484,089  41,788,678             0.2%
*     LPS Brasil Consultoria de Imoveis SA                                386,280     559,817             0.0%
      M Dias Branco SA                                                    646,407   9,924,044             0.1%
      Magazine Luiza SA                                                    47,800   3,355,134             0.0%
*     Magnesita Refratarios SA                                            303,110   2,592,728             0.0%
      Mahle-Metal Leve SA                                                 489,700   3,118,047             0.0%
      Marcopolo SA                                                         34,100      22,561             0.0%
*     Marfrig Global Foods SA                                           3,393,573   7,719,348             0.0%
*     Marisa Lojas SA                                                     368,221     968,682             0.0%
*     Mills Estruturas e Servicos de Engenharia SA                        715,063     786,242             0.0%
      Minerva SA                                                        1,270,284   4,042,113             0.0%
      MRV Engenharia e Participacoes SA                                 3,687,155  18,516,801             0.1%
      Multiplan Empreendimentos Imobiliarios SA                           378,805   8,079,614             0.0%
      Multiplus SA                                                        550,448   6,777,306             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                    PERCENTAGE
                                                                          SHARES      VALUE++     OF NET ASSETS**
                                                                        ---------- -------------- ---------------
BRAZIL -- (Continued)
      Natura Cosmeticos SA                                               1,255,700 $   11,967,337             0.1%
      Odontoprev SA                                                      2,329,620      8,403,821             0.0%
      Paranapanema SA                                                    1,594,931        653,238             0.0%
*     Petro Rio SA                                                           4,700         64,383             0.0%
*     Petroleo Brasileiro SA                                             5,190,673     23,483,582             0.1%
*     Petroleo Brasileiro SA Sponsored ADR                               1,709,461     15,402,244             0.1%
      Porto Seguro SA                                                    1,013,053      9,166,485             0.0%
      Portobello SA                                                        293,700        267,416             0.0%
*     Profarma Distribuidora de Produtos Farmaceuticos SA                   43,080        151,334             0.0%
*     Prumo Logistica SA                                                   158,254        450,224             0.0%
      QGEP Participacoes SA                                              1,127,857      2,259,943             0.0%
      Qualicorp SA                                                       2,487,865     17,714,198             0.1%
      Raia Drogasil SA                                                   1,355,925     28,814,020             0.1%
*     Restoque Comercio e Confeccoes de Roupas SA                          672,323        974,366             0.0%
      Rodobens Negocios Imobiliarios SA                                    142,921        255,083             0.0%
*     Rumo SA                                                            3,878,331     10,667,075             0.1%
*     Santos Brasil Participacoes SA                                     2,093,225      1,549,780             0.0%
      Sao Carlos Empreendimentos e Participacoes SA                         12,100        123,857             0.0%
      Sao Martinho SA                                                    1,640,461      9,199,668             0.1%
      Ser Educacional SA                                                   181,996      1,404,799             0.0%
      SLC Agricola SA                                                      680,524      4,202,287             0.0%
      Smiles SA                                                            506,005     11,006,312             0.1%
      Sonae Sierra Brasil SA                                               197,218      1,347,697             0.0%
*     Springs Global Participacoes SA                                        9,600         27,130             0.0%
      Sul America SA                                                     2,356,114     12,463,305             0.1%
      T4F Entretenimento SA                                                 48,800         96,707             0.0%
      Technos SA                                                           111,716        158,385             0.0%
      Tecnisa SA(B1N9YM0)                                                1,400,772      1,253,349             0.0%
*     Tecnisa SA(BYQ1XZ0)                                                  295,479        264,382             0.0%
*     Tegma Gestao Logistica SA                                             32,700        134,342             0.0%
      Telefonica Brasil SA ADR                                             478,639      7,079,070             0.0%
*     Terra Santa Agro SA                                                    5,300         21,340             0.0%
      Tim Participacoes SA                                               3,163,737     10,226,664             0.1%
      Tim Participacoes SA ADR                                             307,211      4,949,169             0.0%
      Totvs SA                                                           1,157,269     10,135,970             0.1%
      TPI - Triunfo Participacoes e Investimentos SA                       355,327        429,878             0.0%
      Transmissora Alianca de Energia Eletrica SA                        1,429,256     10,361,267             0.1%
      Tupy SA                                                              125,498        602,966             0.0%
      Ultrapar Participacoes SA                                          2,067,950     45,879,882             0.2%
#     Ultrapar Participacoes SA Sponsored ADR                               70,325      1,559,808             0.0%
*     Usinas Siderurgicas de Minas Gerais SA                               237,644        657,367             0.0%
      Vale SA                                                            1,615,856     13,984,520             0.1%
#     Vale SA Sponsored ADR                                              1,912,521     16,409,430             0.1%
      Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
        Identificacao SA                                                   698,449      4,940,118             0.0%
      Via Varejo SA                                                        416,681      1,563,514             0.0%
      WEG SA                                                             2,063,946     11,509,536             0.1%
                                                                                   -------------- ---------------
TOTAL BRAZIL                                                                        1,239,825,902             5.6%
                                                                                   -------------- ---------------
CHILE -- (1.3%)
      AES Gener SA                                                      12,048,103      4,532,293             0.0%
      Aguas Andinas SA Class A                                          17,153,892      9,716,838             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                  PERCENTAGE
                                                                          SHARES      VALUE++   OF NET ASSETS**
                                                                        ----------- ----------- ---------------
CHILE -- (Continued)
      Banco de Chile                                                     36,500,983 $ 4,402,917             0.0%
#     Banco de Chile ADR                                                    100,482   7,362,316             0.0%
      Banco de Credito e Inversiones                                        180,413  10,082,981             0.1%
      Banco Santander Chile                                               3,147,355     185,677             0.0%
      Banco Santander Chile ADR                                             554,122  13,093,902             0.1%
      Banmedica SA                                                          827,031   1,858,536             0.0%
      Besalco SA                                                          1,706,838   1,080,670             0.0%
      CAP SA                                                              1,108,456  11,576,064             0.1%
      Cementos BIO BIO SA                                                   180,149     245,750             0.0%
      Cencosud SA                                                         4,125,279  11,745,060             0.1%
      Cencosud SA ADR                                                         6,235      53,122             0.0%
      Cia Cervecerias Unidas SA                                             339,280   4,368,804             0.0%
#     Cia Cervecerias Unidas SA Sponsored ADR                               195,793   5,045,586             0.0%
*     Cia Sud Americana de Vapores SA                                    98,483,527   3,834,926             0.0%
      Clinica LAS Condes SA                                                     309      16,676             0.0%
      Colbun SA                                                          35,246,527   7,807,548             0.0%
      Cristalerias de Chile SA                                               59,157     597,316             0.0%
      Embotelladora Andina SA Class A ADR                                     2,422      55,706             0.0%
#     Embotelladora Andina SA Class B ADR                                    67,366   1,712,444             0.0%
*     Empresa Nacional de Telecomunicaciones SA                           1,213,704  14,545,863             0.1%
*     Empresas AquaChile SA                                                 487,951     302,705             0.0%
      Empresas CMPC SA                                                    5,695,715  13,234,311             0.1%
      Empresas COPEC SA                                                   1,242,020  13,851,687             0.1%
      Empresas Hites SA                                                   1,256,063   1,322,992             0.0%
*     Empresas La Polar SA                                                5,859,300     412,468             0.0%
      Enel Americas SA                                                   15,150,378   3,008,888             0.0%
      Enel Americas SA Sponsored ADR                                      2,330,101  23,091,297             0.1%
      Enel Chile SA(BYMLZD6)                                             15,150,378   1,672,284             0.0%
      Enel Chile SA(29278D105)                                            2,038,436  11,129,861             0.1%
      Enel Generacion Chile SA                                            6,869,106   5,263,279             0.0%
#     Enel Generacion Chile SA Sponsored ADR                                215,928   4,962,025             0.0%
      Engie Energia Chile SA                                              4,165,054   7,739,026             0.0%
      Enjoy SA                                                              555,152      38,681             0.0%
      Forus SA                                                              571,195   2,293,239             0.0%
      Grupo Security SA                                                     957,158     338,484             0.0%
      Inversiones Aguas Metropolitanas SA                                 4,206,095   6,650,960             0.0%
      Inversiones La Construccion SA                                        158,247   2,134,118             0.0%
#     Itau CorpBanca(45033E105)                                              72,474     994,343             0.0%
      Itau CorpBanca(BYT25P4)                                           965,806,235   8,803,515             0.0%
*     Latam Airlines Group SA                                               121,449   1,531,573             0.0%
#     Latam Airlines Group SA Sponsored ADR                               1,591,949  20,169,994             0.1%
      Masisa SA                                                          14,279,104     926,075             0.0%
      Molibdenos y Metales SA                                                84,984     936,101             0.0%
      Multiexport Foods SA                                                2,897,997   1,259,373             0.0%
      Parque Arauco SA                                                    4,586,184  11,965,132             0.1%
      PAZ Corp. SA                                                        1,360,626   1,519,115             0.0%
      Ripley Corp. SA                                                     6,678,497   4,844,047             0.0%
      SACI Falabella                                                      1,564,009  12,461,874             0.1%
      Salfacorp SA                                                        1,250,014   1,442,270             0.0%
      Sigdo Koppers SA                                                    1,777,003   2,547,983             0.0%
      Sociedad Matriz SAAM SA                                            18,891,306   1,853,205             0.0%
      Sociedad Quimica y Minera de Chile SA Sponsored ADR                   302,188  10,742,783             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                   PERCENTAGE
                                                                          SHARES      VALUE++    OF NET ASSETS**
                                                                        ----------- ------------ ---------------
CHILE -- (Continued)
      Socovesa SA                                                         1,410,294 $    612,263             0.0%
      Sonda SA                                                            2,832,816    4,830,591             0.0%
      Vina Concha y Toro SA                                               2,702,106    4,356,226             0.0%
      Vina Concha y Toro SA Sponsored ADR                                    28,598      934,297             0.0%
                                                                                    ------------ ---------------
TOTAL CHILE                                                                          304,098,060             1.4%
                                                                                    ------------ ---------------
CHINA -- (15.8%)
*     21Vianet Group, Inc. ADR                                              203,648    1,101,736             0.0%
      361 Degrees International, Ltd.                                     5,350,000    1,799,534             0.0%
*     3SBio, Inc.                                                           128,500      171,372             0.0%
#*    500.com, Ltd. Class A ADR                                              84,599    1,100,633             0.0%
*     51job, Inc. ADR                                                        35,612    1,459,736             0.0%
#*    58.com, Inc. ADR                                                      234,708    9,289,743             0.1%
*     A8 New Media Group, Ltd.                                              926,000       64,212             0.0%
#     AAC Technologies Holdings, Inc.                                     1,742,500   25,543,291             0.1%
#     Agile Group Holdings, Ltd.                                         11,948,465   10,679,312             0.1%
      Agricultural Bank of China, Ltd. Class H                           45,690,460   21,062,848             0.1%
      Air China, Ltd. Class H                                             7,576,000    6,698,345             0.0%
      Ajisen China Holdings, Ltd.                                         2,499,000    1,104,177             0.0%
*     Alibaba Group Holding, Ltd. Sponsored ADR                             928,258  107,213,799             0.5%
#*    Alibaba Pictures Group, Ltd.                                       26,900,000    4,356,124             0.0%
*     Aluminum Corp. of China, Ltd. ADR                                     225,375    2,783,381             0.0%
#*    Aluminum Corp. of China, Ltd. Class H                               3,046,000    1,497,052             0.0%
      AMVIG Holdings, Ltd.                                                1,688,000      563,736             0.0%
#*    Angang Steel Co., Ltd. Class H                                      5,323,160    3,572,578             0.0%
#     Anhui Conch Cement Co., Ltd. Class H                                2,872,500   10,045,285             0.1%
      Anhui Expressway Co., Ltd. Class H                                  2,256,000    1,786,344             0.0%
#     Anta Sports Products, Ltd.                                          4,143,000   11,628,227             0.1%
#*    Anton Oilfield Services Group                                      12,328,000    1,343,704             0.0%
#*    Anxin-China Holdings, Ltd.                                         13,373,000      124,131             0.0%
*     Art Group Holdings, Ltd.                                              455,000       43,288             0.0%
      Asia Cement China Holdings Corp.                                    2,635,000      853,451             0.0%
#*    Asian Citrus Holdings, Ltd.                                         3,478,000      100,606             0.0%
#     Ausnutria Dairy Corp., Ltd.                                            67,000       26,850             0.0%
#*    AVIC International Holding HK, Ltd.                                 7,034,000      397,399             0.0%
      AVIC International Holdings, Ltd. Class H                           1,276,000      675,383             0.0%
      AviChina Industry & Technology Co., Ltd. Class H                    9,530,212    6,353,596             0.0%
      BAIC Motor Corp., Ltd. Class H                                      4,186,000    4,028,032             0.0%
*     Baidu, Inc. Sponsored ADR                                             197,729   35,636,698             0.2%
      BAIOO Family Interactive, Ltd.                                      1,342,000      141,132             0.0%
      Bank of China, Ltd. Class H                                       150,583,702   72,839,236             0.3%
      Bank of Chongqing Co., Ltd. Class H                                 1,828,000    1,527,849             0.0%
      Bank of Communications Co., Ltd. Class H                           14,957,618   11,501,193             0.1%
#*    Baoxin Auto Group, Ltd.                                             1,003,864      464,064             0.0%
      Baoye Group Co., Ltd. Class H                                       1,544,440    1,139,753             0.0%
#     BBMG Corp. Class H                                                  9,647,404    5,158,409             0.0%
      Beijing Capital International Airport Co., Ltd. Class H             8,324,000   11,742,971             0.1%
      Beijing Capital Land, Ltd. Class H                                  8,202,000    3,981,681             0.0%
#*    Beijing Enterprises Environment Group, Ltd.                           635,000      116,599             0.0%
      Beijing Enterprises Holdings, Ltd.                                  2,052,528   10,018,865             0.1%
#*    Beijing Enterprises Medical & Health Group, Ltd.                    9,390,000      699,562             0.0%
      Beijing Enterprises Water Group, Ltd.                              17,276,469   13,221,599             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                   PERCENTAGE
                                                                          SHARES      VALUE++    OF NET ASSETS**
                                                                        ----------- ------------ ---------------
CHINA -- (Continued)
      Beijing Jingneng Clean Energy Co., Ltd. Class H                     8,558,000 $  2,593,894             0.0%
      Beijing North Star Co., Ltd. Class H                                4,710,000    1,820,785             0.0%
#*    Beijing Properties Holdings, Ltd.                                   2,996,967      155,958             0.0%
      Beijing Urban Construction Design & Development Group Co., Ltd.
        Class H                                                             782,000      476,159             0.0%
      Belle International Holdings, Ltd.                                 24,307,114   18,667,864             0.1%
      Best Pacific International Holdings, Ltd.                           1,506,000    1,322,448             0.0%
      Besunyen Holdings Co., Ltd.                                           230,000       17,143             0.0%
#*    Biostime International Holdings, Ltd.                               1,752,000    5,679,914             0.0%
#*    Bitauto Holdings, Ltd. ADR                                            196,446    5,759,797             0.0%
#     Bloomage Biotechnology Corp., Ltd.                                    832,500    1,411,769             0.0%
#*    Boer Power Holdings, Ltd.                                           2,130,000      724,888             0.0%
      Bosideng International Holdings, Ltd.                              17,808,157    1,440,915             0.0%
#*    Boyaa Interactive International, Ltd.                               1,611,000      818,798             0.0%
#     Brilliance China Automotive Holdings, Ltd.                          5,568,000    9,327,518             0.1%
*     Brilliant Circle Holdings International, Ltd.                          60,000       10,172             0.0%
#     Byd Co., Ltd. Class H                                               1,827,300   10,767,586             0.1%
      BYD Electronic International Co., Ltd.                              6,280,222    9,585,448             0.1%
#     C C Land Holdings, Ltd.                                            13,136,530    3,358,092             0.0%
#*    C.banner International Holdings, Ltd.                               1,094,000      410,458             0.0%
      Cabbeen Fashion, Ltd.                                               1,561,000      535,126             0.0%
      Canvest Environmental Protection Group Co., Ltd.                      772,000      440,454             0.0%
#*    Capital Environment Holdings, Ltd.                                  1,642,000       47,925             0.0%
#*    CAR, Inc.                                                           5,369,000    5,062,649             0.0%
      Carrianna Group Holdings Co., Ltd.                                  1,640,877      168,699             0.0%
      CECEP COSTIN New Materials Group, Ltd.                              2,583,000       74,717             0.0%
#     Central China Real Estate, Ltd.                                     4,804,074    1,178,613             0.0%
#     Central China Securities Co., Ltd. Class H                          3,815,000    2,022,654             0.0%
      Century Sunshine Group Holdings, Ltd.                              12,975,000      474,837             0.0%
#*    CGN Meiya Power Holdings Co., Ltd.                                  4,360,000      643,503             0.0%
      CGN Power Co., Ltd. Class H                                        14,824,000    4,472,500             0.0%
      Changshouhua Food Co., Ltd.                                         1,543,000      785,605             0.0%
#*    Changyou.com, Ltd. ADR                                                 48,098    1,570,400             0.0%
      Chaowei Power Holdings, Ltd.                                        4,471,000    2,847,541             0.0%
*     Cheetah Mobile, Inc. ADR                                               89,537      943,720             0.0%
*     Chigo Holding, Ltd.                                                22,124,000      323,978             0.0%
#     China Aerospace International Holdings, Ltd.                       14,598,600    2,005,971             0.0%
*     China Agri-Industries Holdings, Ltd.                               15,350,800    7,593,003             0.0%
#     China Aircraft Leasing Group Holdings, Ltd.                           105,000      124,940             0.0%
#     China All Access Holdings, Ltd.                                     3,666,000    1,036,070             0.0%
      China Aluminum Cans Holdings, Ltd.                                     94,000       15,836             0.0%
*     China Animal Healthcare, Ltd.                                       1,485,000      186,142             0.0%
#     China Animation Characters Co., Ltd.                                2,147,000      900,145             0.0%
      China Aoyuan Property Group, Ltd.                                   7,528,000    2,302,581             0.0%
      China BlueChemical, Ltd. Class H                                   11,759,122    3,383,489             0.0%
      China Cinda Asset Management Co., Ltd. Class H                     45,729,000   17,383,458             0.1%
      China CITIC Bank Corp., Ltd. Class H                               20,182,607   12,776,009             0.1%
*     China City Railway Transportation Technology Holdings Co., Ltd.     1,168,000      227,966             0.0%
#*    China Coal Energy Co., Ltd. Class H                                 8,643,168    4,195,410             0.0%
      China Communications Construction Co., Ltd. Class H                 8,450,387   11,602,922             0.1%
      China Communications Services Corp., Ltd. Class H                  12,633,327    7,189,282             0.0%
      China Conch Venture Holdings, Ltd.                                  1,291,000    2,570,907             0.0%
      China Construction Bank Corp. Class H                             243,058,302  197,281,496             0.9%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                          SHARES     VALUE++   OF NET ASSETS**
                                                                        ---------- ----------- ---------------
CHINA -- (Continued)
*     China Datang Corp. Renewable Power Co., Ltd. Class H              11,482,000 $ 1,165,118             0.0%
      China Dongxiang Group Co., Ltd.                                   18,412,888   3,501,800             0.0%
#*    China Dynamics Holdings, Ltd.                                      7,940,000     253,035             0.0%
#     China Eastern Airlines Corp., Ltd. Class H                         6,060,000   3,175,035             0.0%
#     China Electronics Corp. Holdings Co., Ltd.                         2,226,000     417,296             0.0%
      China Electronics Optics Valley Union Holding Co., Ltd.            3,968,000     371,921             0.0%
*     China Energine International Holdings, Ltd.                        2,588,000     262,344             0.0%
      China Energy Engineering Corp., Ltd. Class H                         832,000     154,940             0.0%
*     China Environmental Technology and Bioenergy Holdings, Ltd.        3,420,000      76,378             0.0%
      China Everbright Bank Co., Ltd. Class H                           10,691,000   5,010,949             0.0%
      China Everbright International, Ltd.                               8,479,000  11,451,279             0.1%
      China Everbright, Ltd.                                             6,056,896  13,836,598             0.1%
#     China Evergrande Group                                            29,448,000  31,409,047             0.2%
*     China Fiber Optic Network System Group, Ltd.                       4,584,800     309,451             0.0%
      China Financial Services Holdings, Ltd.                            1,292,000     122,860             0.0%
*     China Fire Safety Enterprise Group, Ltd.                           2,885,000     144,466             0.0%
*     China First Capital Group, Ltd.                                    3,430,000   1,189,460             0.0%
#     China Foods, Ltd.                                                  6,360,000   2,449,749             0.0%
      China Fordoo Holdings, Ltd.                                          411,000     411,485             0.0%
      China Galaxy Securities Co., Ltd. Class H                          9,818,000   8,947,934             0.1%
      China Gas Holdings, Ltd.                                           6,530,000  10,237,429             0.1%
*     China Glass Holdings, Ltd.                                         4,226,000     473,109             0.0%
*     China Grand Pharmaceutical and Healthcare Holdings, Ltd. Class A     552,000     151,071             0.0%
      China Greenfresh Group Co., Ltd.                                     944,000     407,560             0.0%
#     China Greenland Broad Greenstate Group Co., Ltd.                   5,304,000   1,125,906             0.0%
#*    China Hanking Holdings, Ltd.                                       3,004,000     482,410             0.0%
#     China Harmony New Energy Auto Holding, Ltd.                        4,551,000   1,700,734             0.0%
#*    China High Precision Automation Group, Ltd.                        1,360,000      39,996             0.0%
#     China High Speed Transmission Equipment Group Co., Ltd.              669,000     649,849             0.0%
#     China Hongqiao Group, Ltd.                                         7,359,500   6,670,370             0.0%
*     China Household Holdings, Ltd.                                     3,080,000     140,403             0.0%
#*    China Huarong Asset Management Co., Ltd. Class H                   2,697,000   1,148,876             0.0%
#     China Huishan Dairy Holdings Co., Ltd.                             5,968,000     322,248             0.0%
*     China Huiyuan Juice Group, Ltd.                                    4,896,500   1,752,899             0.0%
*     China International Capital Corp., Ltd. Class H                      976,800   1,443,302             0.0%
#     China International Marine Containers Group Co., Ltd. Class H        661,600   1,140,998             0.0%
*     China ITS Holdings Co., Ltd.                                       2,751,096     265,175             0.0%
      China Jinmao Holdings Group, Ltd.                                 24,364,976   7,880,860             0.0%
#     China Lesso Group Holdings, Ltd.                                   6,408,000   5,101,852             0.0%
#     China Life Insurance Co., Ltd. ADR                                   881,250  13,386,188             0.1%
      China Life Insurance Co., Ltd. Class H                             1,838,000   5,591,680             0.0%
      China Lilang, Ltd.                                                 2,926,000   1,840,680             0.0%
*     China Longevity Group Co., Ltd.                                      893,399      29,518             0.0%
      China Longyuan Power Group Corp., Ltd. Class H                    10,623,000   8,167,209             0.1%
#*    China LotSynergy Holdings, Ltd.                                   13,040,000     392,120             0.0%
      China Machinery Engineering Corp. Class H                          3,445,000   2,581,146             0.0%
#     China Maple Leaf Educational Systems, Ltd.                         3,434,000   2,999,191             0.0%
      China Medical System Holdings, Ltd.                                6,623,800  11,432,678             0.1%
      China Meidong Auto Holdings, Ltd.                                    128,000      26,321             0.0%
      China Mengniu Dairy Co., Ltd.                                      6,535,000  12,625,277             0.1%
      China Merchants Bank Co., Ltd. Class H                            12,587,646  32,614,748             0.2%
#     China Merchants Land, Ltd.                                         7,592,000   1,404,056             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                  PERCENTAGE
                                                                          SHARES     VALUE++    OF NET ASSETS**
                                                                        ---------- ------------ ---------------
CHINA -- (Continued)
      China Merchants Port Holdings Co., Ltd.                            5,338,901 $ 15,254,109             0.1%
*     China Merchants Securities Co., Ltd. Class H                         161,600      246,260             0.0%
      China Minsheng Banking Corp., Ltd. Class H                        12,770,800   12,564,679             0.1%
      China Mobile, Ltd.                                                 9,455,000  100,663,786             0.5%
      China Mobile, Ltd. Sponsored ADR                                   1,997,961  106,531,281             0.5%
#     China Molybdenum Co., Ltd. Class H                                 6,174,000    1,879,529             0.0%
      China National Building Material Co., Ltd. Class H                20,330,000   13,514,304             0.1%
      China National Materials Co., Ltd. Class H                         7,562,000    2,678,544             0.0%
*     China New Town Development Co., Ltd.                               6,821,177      337,293             0.0%
#     China NT Pharma Group Co., Ltd.                                    3,731,000      819,077             0.0%
#*    China Ocean Resources Co., Ltd.                                      607,045      533,478             0.0%
*     China Oil & Gas Group, Ltd.                                       27,480,000    2,011,309             0.0%
#     China Oilfield Services, Ltd. Class H                              5,890,000    5,422,253             0.0%
*     China Overseas Grand Oceans Group, Ltd.                            5,995,000    3,070,648             0.0%
      China Overseas Land & Investment, Ltd.                            10,718,033   31,088,590             0.2%
#     China Overseas Property Holdings, Ltd.                             4,631,344      808,487             0.0%
      China Pacific Insurance Group Co., Ltd. Class H                    3,714,465   13,704,093             0.1%
*     China Packaging Holdings Development, Ltd.                         1,655,000      484,687             0.0%
      China Petroleum & Chemical Corp. ADR                                 211,889   17,241,392             0.1%
      China Petroleum & Chemical Corp. Class H                          53,530,400   43,469,546             0.2%
      China Pioneer Pharma Holdings, Ltd.                                1,669,000      622,584             0.0%
      China Power International Development, Ltd.                       15,749,200    5,867,024             0.0%
#     China Power New Energy Development Co., Ltd.                       2,737,500    1,673,504             0.0%
*     China Properties Group, Ltd.                                       2,449,000      544,571             0.0%
      China Railway Construction Corp., Ltd. Class H                     4,902,187    6,845,908             0.0%
      China Railway Group, Ltd. Class H                                  7,087,000    5,993,924             0.0%
      China Railway Signal & Communication Corp., Ltd. Class H           1,705,000    1,331,408             0.0%
#*    China Rare Earth Holdings, Ltd.                                   10,336,399      742,720             0.0%
      China Reinsurance Group Corp. Class H                              1,794,000      412,563             0.0%
*     China Resources Beer Holdings Co., Ltd.                            7,353,661   17,684,600             0.1%
#     China Resources Cement Holdings, Ltd.                             11,880,946    6,495,946             0.0%
#     China Resources Gas Group, Ltd.                                    4,030,000   13,581,454             0.1%
      China Resources Land, Ltd.                                        12,014,610   33,292,801             0.2%
#*    China Resources Phoenix Healthcare Holdings Co., Ltd.              1,091,000    1,399,876             0.0%
      China Resources Power Holdings Co., Ltd.                           6,500,820   11,704,160             0.1%
*     China Ruifeng Renewable Energy Holdings, Ltd.                      3,884,000      374,210             0.0%
      China Sanjiang Fine Chemicals Co., Ltd.                            3,379,000    1,083,728             0.0%
      China SCE Property Holdings, Ltd.                                 13,479,400    5,108,262             0.0%
#*    China Shanshui Cement Group, Ltd.                                 10,119,645      662,860             0.0%
#*    China Shengmu Organic Milk, Ltd.                                   4,225,000      884,949             0.0%
      China Shenhua Energy Co., Ltd. Class H                             6,965,500   16,214,305             0.1%
      China Shineway Pharmaceutical Group, Ltd.                          1,767,000    2,136,867             0.0%
#     China Silver Group, Ltd.                                           4,952,000      911,337             0.0%
#     China Singyes Solar Technologies Holdings, Ltd.                    4,089,159    1,911,247             0.0%
#     China South City Holdings, Ltd.                                   21,622,711    4,222,355             0.0%
      China Southern Airlines Co., Ltd. Class H                          7,378,000    4,904,444             0.0%
#     China Southern Airlines Co., Ltd. Sponsored ADR                       41,944    1,369,052             0.0%
*     China Starch Holdings, Ltd.                                        8,630,000      293,630             0.0%
      China State Construction International Holdings, Ltd.              5,863,520   10,625,157             0.1%
      China Suntien Green Energy Corp., Ltd. Class H                     8,964,000    1,910,445             0.0%
*     China Taifeng Beddings Holdings, Ltd.                              1,662,000       43,268             0.0%
*     China Taiping Insurance Holdings Co., Ltd.                         6,296,930   15,677,875             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                          SHARES     VALUE++   OF NET ASSETS**
                                                                        ---------- ----------- ---------------
CHINA -- (Continued)
      China Telecom Corp., Ltd. ADR                                        136,139 $ 6,673,534             0.0%
      China Telecom Corp., Ltd. Class H                                 10,860,000   5,297,329             0.0%
#     China Tian Lun Gas Holdings, Ltd.                                    655,500     384,015             0.0%
#     China Traditional Chinese Medicine Holdings Co., Ltd.              7,530,000   4,408,623             0.0%
#     China Travel International Investment Hong Kong, Ltd.             16,137,892   4,664,645             0.0%
      China Unicom Hong Kong, Ltd.                                      28,462,000  36,830,509             0.2%
      China Unicom Hong Kong, Ltd. ADR                                   1,125,159  14,604,564             0.1%
*     China Vanadium Titano - Magnetite Mining Co., Ltd.                 3,588,000     119,758             0.0%
      China Vanke Co., Ltd. Class H                                      4,269,200  10,818,159             0.1%
      China Vast Industrial Urban Development Co., Ltd.                     42,000      15,548             0.0%
#     China Water Affairs Group, Ltd.                                    5,050,000   3,374,420             0.0%
#*    China Water Industry Group, Ltd.                                   2,816,000     636,754             0.0%
*     China Wood Optimization Holding, Ltd.                              1,448,000     409,142             0.0%
      China XLX Fertiliser, Ltd.                                            83,000      21,849             0.0%
#*    China Yurun Food Group, Ltd.                                       8,684,000   1,305,621             0.0%
      China ZhengTong Auto Services Holdings, Ltd.                       6,864,000   3,769,219             0.0%
#     China Zhongwang Holdings, Ltd.                                    10,077,979   4,568,613             0.0%
#*    Chinasoft International, Ltd.                                      7,046,000   4,231,363             0.0%
*     Chinese People Holdings Co., Ltd.                                 11,215,071     145,573             0.0%
      Chongqing Machinery & Electric Co., Ltd. Class H                   7,739,962   1,003,840             0.0%
      Chongqing Rural Commercial Bank Co., Ltd. Class H                 16,989,000  11,667,744             0.1%
*     Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.         2,446,000     345,467             0.0%
      Chu Kong Shipping Enterprise Group Co., Ltd.                          82,000      20,952             0.0%
      CIFI Holdings Group Co., Ltd.                                     16,860,000   6,086,949             0.0%
#     CIMC Enric Holdings, Ltd.                                          3,364,000   1,960,523             0.0%
*     CITIC Dameng Holdings, Ltd.                                        1,382,000      73,625             0.0%
#*    CITIC Resources Holdings, Ltd.                                    14,844,000   1,791,580             0.0%
      CITIC Securities Co., Ltd. Class H                                 5,150,500  10,795,781             0.1%
      CITIC, Ltd.                                                       13,714,567  19,886,190             0.1%
#     Citychamp Watch & Jewellery Group, Ltd.                            9,256,000   2,056,572             0.0%
      Clear Media, Ltd.                                                    268,000     292,778             0.0%
      CNOOC, Ltd.                                                       30,352,000  35,408,549             0.2%
      CNOOC, Ltd. Sponsored ADR                                            249,652  28,997,080             0.1%
*     Coastal Greenland, Ltd.                                            3,432,000     104,623             0.0%
#*    Cogobuy Group                                                      2,162,000   3,108,920             0.0%
#     Colour Life Services Group Co., Ltd.                                 884,000     521,925             0.0%
      Comba Telecom Systems Holdings, Ltd.                               9,542,210   1,396,828             0.0%
*     Comtec Solar Systems Group, Ltd.                                   4,506,000     188,204             0.0%
      Concord New Energy Group, Ltd.                                    31,185,909   1,481,296             0.0%
      Consun Pharmaceutical Group, Ltd.                                  1,702,000   1,152,013             0.0%
#*    Coolpad Group, Ltd.                                               26,594,000   2,461,663             0.0%
#*    COSCO SHIPPING Development Co., Ltd. Class H                       7,454,300   1,615,933             0.0%
#     COSCO SHIPPING Energy Transportation Co., Ltd. Class H             7,682,000   4,194,677             0.0%
#*    COSCO SHIPPING Holdings Co., Ltd. Class H                          8,820,500   3,852,669             0.0%
      COSCO SHIPPING International Hong Kong Co., Ltd.                   1,866,000     800,780             0.0%
      COSCO SHIPPING Ports, Ltd.                                         9,173,911  10,043,872             0.1%
*     Coslight Technology International Group Co., Ltd.                    818,000     418,282             0.0%
#     Cosmo Lady China Holdings Co., Ltd.                                3,739,000   1,109,632             0.0%
#     Country Garden Holdings Co., Ltd.                                 25,391,660  24,148,746             0.1%
      CP Pokphand Co., Ltd.                                             24,671,658   2,121,531             0.0%
      CPMC Holdings, Ltd.                                                1,968,000   1,090,138             0.0%
      CRCC High-Tech Equipment Corp., Ltd. Class H                         308,000     146,764             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                          SHARES     VALUE++   OF NET ASSETS**
                                                                        ---------- ----------- ---------------
CHINA -- (Continued)
      CRRC Corp., Ltd. Class H                                           5,017,324 $ 4,889,275             0.0%
      CSPC Pharmaceutical Group, Ltd.                                   18,824,000  26,109,180             0.1%
#     CSSC Offshore and Marine Engineering Group Co., Ltd. Class H         332,000     661,437             0.0%
#     CT Environmental Group, Ltd.                                      16,066,000   2,993,092             0.0%
*     Ctrip.com International, Ltd. ADR                                    386,163  19,505,093             0.1%
*     Da Ming International Holdings, Ltd.                                  34,000      13,494             0.0%
*     DaChan Food Asia, Ltd.                                             1,513,087     136,307             0.0%
      Dah Chong Hong Holdings, Ltd.                                      5,364,000   2,315,960             0.0%
      Dali Foods Group Co., Ltd.                                         4,410,000   2,602,877             0.0%
#     Dalian Port PDA Co., Ltd. Class H                                  8,275,399   1,466,887             0.0%
#*    Daphne International Holdings, Ltd.                                5,942,000     586,581             0.0%
#     Datang International Power Generation Co., Ltd. Class H            9,824,000   2,926,799             0.0%
      Dawnrays Pharmaceutical Holdings, Ltd.                             2,081,491   1,219,133             0.0%
#*    DBA Telecommunication Asia Holdings, Ltd.                          1,020,000       8,602             0.0%
#*    Differ Group Holding Co., Ltd.                                     4,012,000     365,756             0.0%
#*    Digital China Holdings, Ltd.                                       5,222,000   4,294,723             0.0%
#     Dongfang Electric Corp., Ltd. Class H                              1,207,600   1,064,401             0.0%
      Dongfeng Motor Group Co., Ltd. Class H                            10,422,000  10,946,503             0.1%
#     Dongjiang Environmental Co., Ltd. Class H                            666,395   1,102,748             0.0%
#*    Dongyue Group, Ltd.                                                6,893,000     227,659             0.0%
#     Dynagreen Environmental Protection Group Co., Ltd. Class H         1,745,000     999,459             0.0%
#*    Dynasty Fine Wines Group, Ltd.                                     1,708,000      59,288             0.0%
#*    eHi Car Services, Ltd. Sponsored ADR                                  20,588     208,351             0.0%
      Embry Holdings, Ltd.                                                 509,000     217,965             0.0%
      ENN Energy Holdings, Ltd.                                          2,514,000  13,628,099             0.1%
      Essex Bio-technology, Ltd.                                            40,000      22,019             0.0%
      EVA Precision Industrial Holdings, Ltd.                            6,274,516   1,039,555             0.0%
*     Everbright Securities Co., Ltd. Class H                              100,400     148,606             0.0%
*     EverChina International Holdings Co., Ltd.                        17,957,500     560,845             0.0%
*     Evergreen International Holdings, Ltd.                             1,091,000     105,760             0.0%
*     Extrawell Pharmaceutical Holdings, Ltd.                            4,802,079     143,765             0.0%
      Fantasia Holdings Group Co., Ltd.                                 11,945,519   1,871,400             0.0%
      Far East Horizon, Ltd.                                             4,857,000   4,467,886             0.0%
#     Feiyu Technology International Co., Ltd.                             994,500     148,143             0.0%
      First Tractor Co., Ltd. Class H                                    1,060,000     571,462             0.0%
*     Forgame Holdings, Ltd.                                                84,600     107,728             0.0%
      Fosun International, Ltd.                                          3,942,620   5,963,065             0.0%
      Fu Shou Yuan International Group, Ltd.                             5,787,000   3,695,864             0.0%
#     Fufeng Group, Ltd.                                                 7,887,800   5,390,564             0.0%
#*    Fuguiniao Co., Ltd. Class H                                          782,600     146,391             0.0%
#     Fullshare Holdings, Ltd.                                          22,272,518   7,215,765             0.0%
      Future Land Development Holdings, Ltd.                            13,042,000   3,850,413             0.0%
      Fuyao Glass Industry Group Co., Ltd. Class H                         936,400   3,305,587             0.0%
#*    GCL-Poly Energy Holdings, Ltd.                                    83,460,320  10,073,834             0.1%
      Geely Automobile Holdings, Ltd.                                   22,910,000  30,867,898             0.2%
      Gemdale Properties & Investment Corp., Ltd.                          386,000      26,758             0.0%
      GF Securities Co., Ltd. Class H                                    1,345,400   2,782,169             0.0%
*     Glorious Property Holdings, Ltd.                                  15,785,712   1,825,357             0.0%
      Goldbond Group Holdings, Ltd.                                        650,000      19,205             0.0%
#     Golden Eagle Retail Group, Ltd.                                    2,909,000   4,430,208             0.0%
      Golden Throat Holdings Group Co., Ltd.                               931,500     304,062             0.0%
      Goldlion Holdings, Ltd.                                              852,866     362,946             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                          SHARES     VALUE++   OF NET ASSETS**
                                                                        ---------- ----------- ---------------
CHINA -- (Continued)
#     Goldpac Group, Ltd.                                                1,081,000 $   409,562             0.0%
#     GOME Electrical Appliances Holding, Ltd.                          78,553,660  10,698,753             0.1%
      Good Friend International Holdings, Inc.                             487,333     135,137             0.0%
#     Goodbaby International Holdings, Ltd.                              5,102,000   2,301,077             0.0%
#     Great Wall Motor Co., Ltd. Class H                                 9,635,750  10,435,437             0.1%
      Greatview Aseptic Packaging Co., Ltd.                              4,643,000   2,403,854             0.0%
#*    Greenland Hong Kong Holdings, Ltd.                                 5,417,275   1,746,759             0.0%
#*    Greentown China Holdings, Ltd.                                     5,065,500   4,866,421             0.0%
      Guangdong Investment, Ltd.                                         8,982,000  13,893,158             0.1%
*     Guangdong Land Holdings, Ltd.                                      3,385,361     761,414             0.0%
      Guangdong Yueyun Transportation Co., Ltd. Class H                  1,087,000     785,079             0.0%
      Guangshen Railway Co., Ltd. Class H                                3,028,000   1,641,622             0.0%
      Guangshen Railway Co., Ltd. Sponsored ADR                             68,574   1,856,984             0.0%
      Guangzhou Automobile Group Co., Ltd. Class H                       2,176,350   3,382,269             0.0%
#     Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H       358,000   1,023,177             0.0%
      Guangzhou R&F Properties Co., Ltd. Class H                         7,683,132  12,931,989             0.1%
*     Guodian Technology & Environment Group Corp., Ltd. Class H         3,279,000     223,351             0.0%
      Guolian Securities Co., Ltd. Class H                                 137,000      74,094             0.0%
#     Guorui Properties, Ltd.                                              375,000     111,285             0.0%
*     Haichang Ocean Park Holdings, Ltd.                                 1,772,000     380,267             0.0%
      Haier Electronics Group Co., Ltd.                                  4,562,000  10,578,436             0.1%
      Haitian International Holdings, Ltd.                               2,755,000   6,746,534             0.0%
      Haitong Securities Co., Ltd. Class H                               7,057,200  11,637,129             0.1%
*     Hanergy Thin Film Power Group, Ltd.                               37,310,000     182,565             0.0%
      Harbin Bank Co., Ltd. Class H                                        272,000      80,360             0.0%
#     Harbin Electric Co., Ltd. Class H                                  4,702,587   2,874,099             0.0%
#     Harmonicare Medical Holdings, Ltd.                                   609,000     320,718             0.0%
#*    HC International, Inc.                                               632,000     558,789             0.0%
      Henderson Investment, Ltd.                                           521,000      44,851             0.0%
      Hengan International Group Co., Ltd.                               3,211,122  23,995,461             0.1%
*     Hengdeli Holdings, Ltd.                                           13,992,800   1,707,352             0.0%
*     Hengshi Mining Investments, Ltd.                                     136,000      37,385             0.0%
#*    Hi Sun Technology China, Ltd.                                      4,323,000     726,817             0.0%
#*    Hidili Industry International Development, Ltd.                    1,816,000      75,877             0.0%
#     Hilong Holding, Ltd.                                               4,762,000   1,038,598             0.0%
      Hisense Kelon Electrical Holdings Co., Ltd. Class H                   27,000      37,707             0.0%
*     HKC Holdings, Ltd.                                                   963,088     658,196             0.0%
#*    HNA Holding Group Co., Ltd.                                       19,690,000     695,541             0.0%
      HNA Infrastructure Co., Ltd. Class H                                 596,000     498,541             0.0%
*     Honghua Group, Ltd.                                               10,582,000   1,072,942             0.0%
      Honworld Group, Ltd.                                                 371,000     198,727             0.0%
      Hopefluent Group Holdings, Ltd.                                      819,973     247,537             0.0%
      Hopewell Highway Infrastructure, Ltd.                              3,821,028   2,208,488             0.0%
#     Hopson Development Holdings, Ltd.                                  4,358,000   4,149,847             0.0%
#     HOSA International, Ltd.                                           1,602,000     504,286             0.0%
#*    Hua Han Health Industry Holdings, Ltd.                            22,424,041     573,116             0.0%
      Hua Hong Semiconductor, Ltd.                                         107,000     151,706             0.0%
      Huadian Fuxin Energy Corp., Ltd. Class H                          12,930,000   2,989,018             0.0%
#     Huadian Power International Corp., Ltd. Class H                    5,996,000   2,526,005             0.0%
#     Huaneng Power International, Inc. Class H                          4,942,000   3,406,511             0.0%
#     Huaneng Power International, Inc. Sponsored ADR                      105,617   2,889,681             0.0%
      Huaneng Renewables Corp., Ltd. Class H                            24,506,000   8,554,348             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                   PERCENTAGE
                                                                          SHARES      VALUE++    OF NET ASSETS**
                                                                        ----------- ------------ ---------------
CHINA -- (Continued)
      Huatai Securities Co., Ltd. Class H                                 2,145,400 $  4,154,431             0.0%
      Huazhang Technology Holding, Ltd.                                     174,000       54,136             0.0%
      Huishang Bank Corp., Ltd. Class H                                   2,229,000    1,053,351             0.0%
#*    Huiyin Smart Community Co., Ltd.                                      304,000       23,049             0.0%
      Hydoo International Holding, Ltd.                                     150,000       15,011             0.0%
#*    IMAX China Holding, Inc.                                              453,000    2,130,238             0.0%
      Industrial & Commercial Bank of China, Ltd. Class H               172,209,725  112,257,600             0.5%
#     Inner Mongolia Yitai Coal Co., Ltd. Class H                            40,100       37,306             0.0%
      Inspur International, Ltd.                                          2,056,000      425,265             0.0%
#     Intime Retail Group Co., Ltd.                                       4,594,000    5,811,797             0.0%
*     InvesTech Holdings, Ltd.                                            1,160,000       70,831             0.0%
*     JD.com, Inc. ADR                                                      395,650   13,875,446             0.1%
#     Jiangnan Group, Ltd.                                                9,584,000    1,231,152             0.0%
      Jiangsu Expressway Co., Ltd. Class H                                3,612,000    5,329,864             0.0%
      Jiangxi Copper Co., Ltd. Class H                                    4,831,000    7,525,575             0.0%
#*    JinkoSolar Holding Co., Ltd. ADR                                      144,973    2,513,832             0.0%
#     Joy City Property, Ltd.                                             5,716,000      895,504             0.0%
      Ju Teng International Holdings, Ltd.                                5,286,090    1,947,954             0.0%
      K Wah International Holdings, Ltd.                                  2,225,000    1,411,912             0.0%
*     Kai Yuan Holdings, Ltd.                                            16,790,000      183,143             0.0%
#*    Kaisa Group Holdings, Ltd.                                          9,692,684    2,903,438             0.0%
#     Kangda International Environmental Co., Ltd.                        2,408,000      559,636             0.0%
*     Kasen International Holdings, Ltd.                                  3,228,000      568,603             0.0%
#     Kingboard Chemical Holdings, Ltd.                                   4,490,666   16,173,379             0.1%
      Kingboard Laminates Holdings, Ltd.                                  6,378,984    7,688,242             0.0%
#*    Kingdee International Software Group Co., Ltd.                      6,057,600    2,550,582             0.0%
      Kingsoft Corp., Ltd.                                                  914,000    2,605,114             0.0%
#     Koradior Holdings, Ltd.                                               616,000      658,807             0.0%
      Kunlun Energy Co., Ltd.                                            15,472,000   13,962,346             0.1%
      KWG Property Holding, Ltd.(BP3RW40)                                   263,500      199,051             0.0%
      KWG Property Holding, Ltd.(B1YBF00)                                 8,701,644    6,573,307             0.0%
#*    Labixiaoxin Snacks Group, Ltd.                                      2,192,000      126,927             0.0%
      Lai Fung Holdings, Ltd.                                            26,579,519      737,875             0.0%
      Le Saunda Holdings, Ltd.                                            1,385,800      308,365             0.0%
      Lee & Man Chemical Co., Ltd.                                          821,339      401,313             0.0%
      Lee & Man Paper Manufacturing, Ltd.                                 9,396,200    7,357,275             0.0%
#     Lee's Pharmaceutical Holdings, Ltd.                                   609,000      599,830             0.0%
#     Lenovo Group, Ltd.                                                 37,672,000   24,085,346             0.1%
      Leoch International Technology, Ltd.                                1,725,000      425,697             0.0%
#*    Leyou Technologies Holdings, Ltd.                                  11,370,000    2,334,006             0.0%
*     Li Ning Co., Ltd.                                                   3,575,583    2,349,324             0.0%
#*    Lianhua Supermarket Holdings Co., Ltd. Class H                      2,196,200      941,996             0.0%
*     Lifestyle China Group, Ltd.                                           287,500       92,732             0.0%
#*    Lifetech Scientific Corp.                                          12,636,000    3,229,724             0.0%
      Livzon Pharmaceutical Group, Inc. Class H                             270,900    1,707,187             0.0%
#     Logan Property Holdings Co., Ltd.                                   8,590,000    4,918,468             0.0%
      Longfor Properties Co., Ltd.                                        6,489,500   11,228,960             0.1%
*     LongiTech Smart Energy Holding, Ltd.                                  161,000       58,188             0.0%
      Lonking Holdings, Ltd.                                             12,956,000    3,624,121             0.0%
*     Loudong General Nice Resources China Holdings, Ltd.                 4,243,309      215,484             0.0%
#     Luye Pharma Group, Ltd.                                             4,993,000    3,015,721             0.0%
#*    Maanshan Iron & Steel Co., Ltd. Class H                             8,676,000    2,927,911             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                          SHARES     VALUE++   OF NET ASSETS**
                                                                        ---------- ----------- ---------------
CHINA -- (Continued)
*     Maoye International Holdings, Ltd.                                 6,841,000 $   729,744             0.0%
      Metallurgical Corp. of China, Ltd. Class H                         7,572,000   2,798,200             0.0%
*     Microport Scientific Corp.                                         1,471,000   1,030,144             0.0%
*     MIE Holdings Corp.                                                 7,836,000     744,351             0.0%
#     MIN XIN Holdings, Ltd.                                               720,000     581,735             0.0%
#*    Mingfa Group International Co., Ltd.                               4,986,000     192,303             0.0%
*     Mingyuan Medicare Development Co., Ltd.                            4,480,000      24,824             0.0%
      Minmetals Land, Ltd.                                               6,993,644     853,048             0.0%
      Minth Group, Ltd.                                                  3,931,000  14,588,207             0.1%
#*    MMG, Ltd.                                                         16,849,999   5,753,511             0.0%
      MOBI Development Co., Ltd.                                            34,000       5,589             0.0%
      Modern Land China Co., Ltd.                                          740,000     120,858             0.0%
#*    Munsun Capital Group, Ltd.                                        37,393,682     355,863             0.0%
#*    Nan Hai Corp., Ltd.                                               13,900,000     473,394             0.0%
#*    National Agricultural Holdings, Ltd.                               1,450,000     221,834             0.0%
      Nature Home Holding Co., Ltd.                                        654,000      88,208             0.0%
#     NetDragon Websoft Holdings, Ltd.                                      43,956     127,539             0.0%
      NetEase, Inc. ADR                                                    246,761  65,487,902             0.3%
      New China Life Insurance Co., Ltd. Class H                         1,092,700   5,397,300             0.0%
*     New Oriental Education & Technology Group, Inc. Sponsored ADR        184,891  11,932,865             0.1%
*     New World Department Store China, Ltd.                             2,888,538     433,654             0.0%
      Nexteer Automotive Group, Ltd.                                     6,096,000   9,492,294             0.1%
      Nine Dragons Paper Holdings, Ltd.                                 10,435,000  11,253,769             0.1%
#*    Noah Holdings, Ltd. ADR                                               76,082   1,918,788             0.0%
#*    North Mining Shares Co., Ltd.                                     29,250,000     593,566             0.0%
#*    NQ Mobile, Inc. Class A ADR                                          146,029     550,529             0.0%
      NVC Lighting Holdings, Ltd.                                        6,993,000     790,162             0.0%
*     O-Net Technologies Group, Ltd.                                     1,302,000     881,246             0.0%
#*    Ourgame International Holdings, Ltd.                               1,265,000     455,923             0.0%
      Overseas Chinese Town Asia Holdings, Ltd.                            699,817     279,182             0.0%
#*    Ozner Water International Holding, Ltd.                            1,235,000     309,144             0.0%
#     Pacific Online, Ltd.                                               2,443,195     586,866             0.0%
#     Parkson Retail Group, Ltd.                                         7,892,500     993,104             0.0%
#     PAX Global Technology, Ltd.                                        5,879,000   3,630,867             0.0%
      People's Insurance Co. Group of China, Ltd. (The) Class H         33,834,000  13,942,348             0.1%
#     PetroChina Co., Ltd. ADR                                             217,878  15,305,930             0.1%
      PetroChina Co., Ltd. Class H                                      32,106,000  22,557,078             0.1%
*     Phoenix New Media, Ltd. ADR                                           12,121      42,302             0.0%
#     Phoenix Satellite Television Holdings, Ltd.                        5,210,000     890,116             0.0%
      PICC Property & Casualty Co., Ltd. Class H                        16,882,932  27,139,505             0.1%
      Ping An Insurance Group Co. of China, Ltd. Class H                15,605,500  87,738,060             0.4%
*     Ping An Securities Group Holdings, Ltd.                            3,060,000      28,664             0.0%
      Poly Culture Group Corp., Ltd. Class H                               451,200   1,189,021             0.0%
#*    Poly Property Group Co., Ltd.                                     15,719,068   6,440,419             0.0%
#     Pou Sheng International Holdings, Ltd.                             8,319,609   1,774,776             0.0%
      Powerlong Real Estate Holdings, Ltd.                               7,822,715   3,690,013             0.0%
*     Prosperity International Holdings HK, Ltd.                        13,780,000     215,751             0.0%
#*    PW Medtech Group, Ltd.                                             3,855,000     910,532             0.0%
*     Q Technology Group Co., Ltd.                                       2,288,000   1,942,689             0.0%
#     Qingdao Port International Co., Ltd. Class H                       1,533,000     816,096             0.0%
      Qingling Motors Co., Ltd. Class H                                  3,326,000   1,098,408             0.0%
#     Qinhuangdao Port Co., Ltd. Class H                                 1,482,500     447,722             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                  PERCENTAGE
                                                                          SHARES      VALUE++   OF NET ASSETS**
                                                                        ----------- ----------- ---------------
CHINA -- (Continued)
*     Qinqin Foodstuffs Group Cayman Co., Ltd.                              328,724 $   117,491             0.0%
*     Qunxing Paper Holdings Co., Ltd.                                      854,211      41,512             0.0%
*     Real Gold Mining, Ltd.                                                640,000      21,640             0.0%
      Real Nutriceutical Group, Ltd.                                      6,814,000     397,765             0.0%
      Red Star Macalline Group Corp., Ltd. Class H                          637,400     679,682             0.0%
#*    Redco Properties Group, Ltd.                                        1,296,000     508,201             0.0%
#*    Renhe Commercial Holdings Co., Ltd.                               107,162,615   2,738,779             0.0%
#*    REXLot Holdings, Ltd.                                              53,018,724     790,392             0.0%
      Road King Infrastructure, Ltd.                                      1,825,000   2,706,282             0.0%
#*    Ronshine China Holdings, Ltd.                                         161,000     142,396             0.0%
#*    Sany Heavy Equipment International Holdings Co., Ltd.               5,923,500   1,156,209             0.0%
*     Scud Group, Ltd.                                                    1,110,000      27,827             0.0%
#     Seaspan Corp.                                                         262,797   1,850,091             0.0%
#*    Semiconductor Manufacturing International Corp.                    12,889,196  16,282,278             0.1%
*     Semiconductor Manufacturing International Corp. ADR                   173,964   1,094,234             0.0%
      Shandong Chenming Paper Holdings, Ltd. Class H                      1,605,022   1,844,389             0.0%
      Shandong Weigao Group Medical Polymer Co., Ltd. Class H             6,856,000   4,996,202             0.0%
      Shandong Xinhua Pharmaceutical Co., Ltd. Class H                      632,000     557,500             0.0%
#     Shanghai Dasheng Agricultural Finance Technology Co., Ltd.
        Class H                                                          11,760,000   1,164,579             0.0%
#*    Shanghai Electric Group Co., Ltd. Class H                           6,812,000   3,210,342             0.0%
      Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H                 653,500   2,463,660             0.0%
*     Shanghai Fudan Microelectronics Group Co., Ltd. Class H               342,000     260,052             0.0%
#     Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H      1,030,000     833,436             0.0%
      Shanghai Haohai Biological Technology Co., Ltd. Class H                29,400     162,056             0.0%
      Shanghai Industrial Holdings, Ltd.                                  3,254,000  10,294,504             0.1%
      Shanghai Industrial Urban Development Group, Ltd.                  11,267,025   2,429,906             0.0%
#     Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H     7,842,000   2,286,161             0.0%
      Shanghai La Chapelle Fashion Co., Ltd. Class H                          9,400      12,195             0.0%
      Shanghai Pharmaceuticals Holding Co., Ltd. Class H                  2,059,600   5,447,516             0.0%
      Shanghai Prime Machinery Co., Ltd. Class H                          3,798,000     731,407             0.0%
*     Shanghai Zendai Property, Ltd.                                      6,120,000      91,917             0.0%
      Sheen Tai Holdings Grp Co., Ltd.                                    1,060,000      91,338             0.0%
      Shengjing Bank Co., Ltd. Class H                                      436,500     375,613             0.0%
*     Shengli Oil & Gas Pipe Holdings, Ltd.                               5,242,500     215,534             0.0%
      Shenguan Holdings Group, Ltd.                                       6,774,000     495,828             0.0%
      Shenzhen Expressway Co., Ltd. Class H                               3,666,000   3,338,791             0.0%
      Shenzhen International Holdings, Ltd.                               5,601,543   9,403,105             0.1%
      Shenzhen Investment, Ltd.                                          22,971,271  10,409,968             0.1%
      Shenzhou International Group Holdings, Ltd.                         1,984,000  13,054,570             0.1%
      Shimao Property Holdings, Ltd.                                      9,443,183  15,156,534             0.1%
#*    Shougang Concord International Enterprises Co., Ltd.               25,922,100     822,068             0.0%
      Shougang Fushan Resources Group, Ltd.                              18,338,461   3,368,497             0.0%
      Shui On Land, Ltd.                                                 29,224,776   6,494,608             0.0%
#*    Shunfeng International Clean Energy, Ltd.                           9,740,000     600,071             0.0%
#     Sichuan Expressway Co., Ltd. Class H                                4,572,000   2,004,381             0.0%
#     Sihuan Pharmaceutical Holdings Group, Ltd.                         23,571,000  10,474,974             0.1%
*     Silver Grant International Industries, Ltd.                         5,666,000     873,026             0.0%
#*    Silverman Holdings, Ltd.                                              510,000      68,802             0.0%
*     SIM Technology Group, Ltd.                                          5,367,000     261,967             0.0%
      Sino Biopharmaceutical, Ltd.                                       20,402,998  16,766,869             0.1%
#*    Sino Oil And Gas Holdings, Ltd.                                    65,702,234   1,586,463             0.0%
*     Sino-I Technology, Ltd.                                             4,350,000      59,190             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                  PERCENTAGE
                                                                          SHARES     VALUE++    OF NET ASSETS**
                                                                        ---------- ------------ ---------------
CHINA -- (Continued)
      Sino-Ocean Group Holdings, Ltd.                                   19,634,962 $  9,578,255             0.1%
#     Sinofert Holdings, Ltd.                                           14,444,673    1,928,626             0.0%
*     Sinolink Worldwide Holdings, Ltd.                                  8,415,492      908,219             0.0%
#     SinoMedia Holding, Ltd.                                            1,167,258      257,691             0.0%
      Sinopec Engineering Group Co., Ltd. Class H                        3,592,000    3,509,937             0.0%
#     Sinopec Kantons Holdings, Ltd.                                     5,926,000    3,020,733             0.0%
#*    Sinopec Oilfield Service Corp. Class H                             3,532,000      616,601             0.0%
      Sinopec Shanghai Petrochemical Co., Ltd. Class H                  10,569,000    5,905,802             0.0%
#     Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR                31,247    1,749,179             0.0%
      Sinopharm Group Co., Ltd. Class H                                  3,368,000   15,096,201             0.1%
#     Sinosoft Technology Group, Ltd.                                    4,115,400    1,299,512             0.0%
#*    Sinotrans Shipping, Ltd.                                           8,730,500    1,962,076             0.0%
      Sinotrans, Ltd. Class H                                           12,390,000    5,536,109             0.0%
#     Sinotruk Hong Kong, Ltd.                                           4,606,500    3,199,198             0.0%
*     Skyfame Realty Holdings, Ltd.                                      3,714,000      462,290             0.0%
      Skyworth Digital Holdings, Ltd.                                   13,704,811    7,952,136             0.0%
#     SMI Holdings Group, Ltd.                                          18,332,000    1,600,483             0.0%
#     SOHO China, Ltd.                                                  13,566,839    7,392,163             0.0%
*     Sohu.com, Inc.                                                        79,758    3,094,610             0.0%
#*    Sound Global, Ltd.                                                   166,000       41,500             0.0%
#*    Sparkle Roll Group, Ltd.                                           6,264,000      451,141             0.0%
      Springland International Holdings, Ltd.                            2,106,000      378,952             0.0%
#*    SPT Energy Group, Inc.                                             2,996,000      222,832             0.0%
*     SRE Group, Ltd.                                                   13,431,714      324,331             0.0%
      SSY Group, Ltd.                                                   13,774,506    5,325,474             0.0%
      Sun Art Retail Group, Ltd.                                        11,158,500   11,496,049             0.1%
      Sun King Power Electronics Group                                   1,038,000      238,641             0.0%
#     Sunac China Holdings, Ltd.                                         9,605,000   12,509,184             0.1%
#     Sunny Optical Technology Group Co., Ltd.                           3,119,000   25,627,817             0.1%
      Sunshine 100 China Holdings, Ltd.                                     27,000       10,437             0.0%
*     Superb Summit International Group, Ltd.                            1,350,000       47,520             0.0%
      Symphony Holdings, Ltd.                                            3,900,000      350,760             0.0%
#*    TAL Education Group ADR                                               72,781    8,668,945             0.1%
#*    Tarena International, Inc. ADR                                        78,391    1,458,857             0.0%
#*    Taung Gold International, Ltd.                                    13,160,000      125,045             0.0%
      TCC International Holdings, Ltd.                                   9,365,995    4,282,296             0.0%
#*    TCL Multimedia Technology Holdings, Ltd.                           2,712,200    1,340,448             0.0%
*     Tech Pro Technology Development, Ltd.                             28,120,000      469,747             0.0%
#     Technovator International, Ltd.                                    2,704,000    1,023,845             0.0%
      Tencent Holdings, Ltd.                                            10,436,500  327,010,196             1.5%
      Tenfu Cayman Holdings Co., Ltd.                                      101,000       29,835             0.0%
#     Tenwow International Holdings, Ltd.                                1,837,000      382,321             0.0%
      Texhong Textile Group, Ltd.                                        2,159,000    2,614,480             0.0%
*     Tian An China Investment Co., Ltd.                                 1,037,357      838,111             0.0%
      Tian Shan Development Holdings, Ltd.                               1,392,000      540,291             0.0%
      Tiangong International Co., Ltd.                                   7,926,056      783,687             0.0%
      Tianjin Capital Environmental Protection Group Co., Ltd. Class H     964,000      654,717             0.0%
      Tianjin Development Holdings, Ltd.                                 2,405,800    1,504,271             0.0%
      Tianjin Port Development Holdings, Ltd.                           12,105,200    2,130,412             0.0%
      Tianneng Power International, Ltd.                                 5,891,952    5,162,171             0.0%
      Tianyi Summi Holdings, Ltd.                                        2,832,000      400,209             0.0%
#     Tibet Water Resources, Ltd.                                        6,021,000    2,520,352             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                          SHARES     VALUE++   OF NET ASSETS**
                                                                        ---------- ----------- ---------------
CHINA -- (Continued)
#     Tingyi Cayman Islands Holding Corp.                                9,954,000 $12,784,503             0.1%
      Tomson Group, Ltd.                                                 1,241,121     658,953             0.0%
      Tong Ren Tang Technologies Co., Ltd. Class H                       3,256,000   5,486,242             0.0%
#     Tongda Group Holdings, Ltd.                                       23,760,000   9,302,633             0.1%
      Tonly Electronics Holdings, Ltd.                                     403,080     257,515             0.0%
*     Tou Rong Chang Fu Group, Ltd.                                      2,804,000      56,494             0.0%
      Towngas China Co., Ltd.                                            5,752,000   3,437,063             0.0%
      TPV Technology, Ltd.                                               5,328,578   1,457,218             0.0%
      Travelsky Technology, Ltd. Class H                                 3,361,938   8,848,698             0.1%
#     Trigiant Group, Ltd.                                               3,988,000     630,296             0.0%
*     Trony Solar Holdings Co., Ltd.                                     2,133,000      32,358             0.0%
#     Truly International Holdings, Ltd.                                 9,951,000   3,373,835             0.0%
#     Tsingtao Brewery Co., Ltd. Class H                                   580,000   2,607,939             0.0%
#     Uni-President China Holdings, Ltd.                                 7,071,308   4,968,195             0.0%
#*    United Energy Group, Ltd.                                         23,695,100     912,278             0.0%
#*    United Photovoltaics Group, Ltd.                                   1,856,000     288,325             0.0%
#*    Universal Health International Group Holding, Ltd.                 6,448,000     206,334             0.0%
#     Universal Medical Financial & Technical Advisory Services Co.,
        Ltd.                                                             2,340,500   2,001,989             0.0%
#*    V1 Group, Ltd.                                                    19,560,600     602,680             0.0%
      Vinda International Holdings, Ltd.                                   178,000     361,291             0.0%
*     Vipshop Holdings, Ltd. ADR                                         1,377,684  19,108,477             0.1%
      Wanguo International Mining Group, Ltd.                               90,000      21,810             0.0%
#     Want Want China Holdings, Ltd.                                    25,014,000  17,988,511             0.1%
#     Wasion Group Holdings, Ltd.                                        3,578,000   1,740,943             0.0%
#     Weichai Power Co., Ltd. Class H                                    3,895,560   6,312,180             0.0%
      Weiqiao Textile Co. Class H                                        3,074,500   2,205,572             0.0%
      Welling Holding, Ltd.                                              6,342,000   1,425,249             0.0%
*     West China Cement, Ltd.                                           15,132,000   2,274,808             0.0%
*     Wisdom Sports Group                                                  221,000      45,988             0.0%
*     Wuzhou International Holdings, Ltd.                                2,144,000     212,224             0.0%
      Xiabuxiabu Catering Management China Holdings Co., Ltd.               64,000      54,473             0.0%
#     Xiamen International Port Co., Ltd. Class H                        6,611,338   1,315,119             0.0%
#*    Xinchen China Power Holdings, Ltd.                                 2,057,000     332,640             0.0%
      Xingda International Holdings, Ltd.                                6,583,000   2,636,784             0.0%
      Xinhua Winshare Publishing and Media Co., Ltd. Class H             1,874,000   1,663,094             0.0%
#     Xinjiang Goldwind Science & Technology Co., Ltd. Class H           1,148,800   1,672,435             0.0%
*     Xinjiang Xinxin Mining Industry Co., Ltd. Class H                  4,016,000     489,460             0.0%
#     Xinyi Solar Holdings, Ltd.                                        20,406,000   6,368,663             0.0%
*     Xiwang Special Steel Co., Ltd.                                       499,000      73,036             0.0%
#     XTEP International Holdings, Ltd.                                  4,798,000   1,910,700             0.0%
*     Yanchang Petroleum International, Ltd.                            21,950,000     512,890             0.0%
#     Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H        738,500   1,546,622             0.0%
      Yanzhou Coal Mining Co., Ltd. Class H                              6,244,000   5,397,676             0.0%
#     Yanzhou Coal Mining Co., Ltd. Sponsored ADR                           92,871     797,669             0.0%
#     Yashili International Holdings, Ltd.                               2,457,000     428,856             0.0%
      YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H              156,800     342,972             0.0%
#     Yida China Holdings, Ltd.                                            612,000     145,590             0.0%
#     Yingde Gases Group Co., Ltd.                                             584         447             0.0%
      Yip's Chemical Holdings, Ltd.                                      1,348,000     605,943             0.0%
#*    Yirendai, Ltd. ADR                                                   114,288   2,852,628             0.0%
*     Youyuan International Holdings, Ltd.                               3,521,760     986,752             0.0%
*     Yuanda China Holdings, Ltd.                                        4,574,000     111,403             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                    PERCENTAGE
                                                                          SHARES      VALUE++     OF NET ASSETS**
                                                                        ---------- -------------- ---------------
CHINA -- (Continued)
      Yuexiu Property Co., Ltd.                                         51,563,784 $    8,740,914             0.1%
#     Yuexiu Transport Infrastructure, Ltd.                              3,441,415      2,651,953             0.0%
      Yunnan Water Investment Co., Ltd. Class H                            361,000        174,757             0.0%
#     Yuzhou Properties Co., Ltd.                                       14,439,800      6,583,484             0.0%
*     YY, Inc. ADR                                                         227,465     11,138,961             0.1%
#     Zhaojin Mining Industry Co., Ltd. Class H                          3,230,666      2,827,444             0.0%
      Zhejiang Expressway Co., Ltd. Class H                              5,474,000      6,809,571             0.0%
      Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H              853,800        531,871             0.0%
*     Zhong An Real Estate, Ltd.                                         4,362,444        369,954             0.0%
#     Zhongsheng Group Holdings, Ltd.                                    4,827,500      6,806,133             0.0%
      Zhuhai Holdings Investment Group, Ltd.                               422,000         66,142             0.0%
      Zhuzhou CRRC Times Electric Co., Ltd. Class H                      1,578,250      8,113,374             0.1%
      Zijin Mining Group Co., Ltd. Class H                              14,028,000      4,978,376             0.0%
      Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H   6,497,000      3,078,218             0.0%
      ZTE Corp. Class H                                                  2,111,792      4,067,824             0.0%
                                                                                   -------------- ---------------
TOTAL CHINA                                                                         3,650,779,415            16.4%
                                                                                   -------------- ---------------
COLOMBIA -- (0.3%)
      Almacenes Exito SA                                                 1,359,904      7,044,506             0.1%
      Banco de Bogota SA                                                    76,615      1,570,321             0.0%
      Bancolombia SA                                                       724,000      6,654,303             0.0%
#     Bancolombia SA Sponsored ADR                                         352,545     13,922,002             0.1%
      Bolsa de Valores de Colombia                                       5,607,933         45,748             0.0%
      Celsia SA ESP                                                        694,162      1,057,052             0.0%
      Cementos Argos SA                                                  1,372,590      5,551,945             0.0%
*     Cemex Latam Holdings SA                                              964,047      3,519,329             0.0%
      Constructora Conconcreto SA                                           19,345          6,608             0.0%
      Corp. Financiera Colombiana SA                                       214,735      2,061,222             0.0%
      Ecopetrol SA                                                      12,406,908      5,735,348             0.0%
#     Ecopetrol SA Sponsored ADR                                           417,332      3,814,414             0.0%
      Empresa de Energia de Bogota SA ESP                                3,405,700      2,135,798             0.0%
*     Empresa de Telecomunicaciones de Bogota                            2,402,822        522,708             0.0%
      Grupo Argos SA                                                       151,377      1,049,657             0.0%
#     Grupo Aval Acciones y Valores SA                                     123,152        982,753             0.0%
      Grupo de Inversiones Suramericana SA                                 398,690      5,271,598             0.0%
      Grupo Nutresa SA                                                     359,789      2,986,420             0.0%
      Interconexion Electrica SA ESP                                     1,844,025      7,308,406             0.1%
      Mineros SA                                                            17,511         15,475             0.0%
*     Odinsa SA                                                              5,135         15,272             0.0%
                                                                                   -------------- ---------------
TOTAL COLOMBIA                                                                         71,270,885             0.3%
                                                                                   -------------- ---------------
CZECH REPUBLIC -- (0.1%)
      CEZ A.S.                                                             816,081     14,238,841             0.1%
*     Fortuna Entertainment Group NV                                        82,351        383,910             0.0%
      Komercni banka A.S.                                                  174,028      6,746,482             0.0%
#     O2 Czech Republic A.S.                                               227,331      2,681,021             0.0%
      Pegas Nonwovens SA                                                    74,179      2,556,507             0.0%
#     Philip Morris CR A.S.                                                  3,296      1,807,260             0.0%
#     Unipetrol A.S.                                                       241,312      2,732,036             0.0%
                                                                                   -------------- ---------------
TOTAL CZECH REPUBLIC                                                                   31,146,057             0.1%
                                                                                   -------------- ---------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE++   OF NET ASSETS**
                                                                        --------- ----------- ---------------
EGYPT -- (0.1%)
      Commercial International Bank Egypt S.A.E. GDR(201712205)           184,566 $   789,020             0.0%
#     Commercial International Bank Egypt S.A.E. GDR(566828901)         3,062,705  13,094,724             0.1%
*     Egyptian Financial Group-Hermes Holding Co. GDR                      15,197      39,544             0.0%
*     Global Telecom Holding S.A.E. GDR(37953P202)                         27,967      51,003             0.0%
      Global Telecom Holding S.A.E. GDR(BF8HVZ900)                      1,477,754   2,638,221             0.0%
                                                                                  ----------- ---------------
TOTAL EGYPT                                                                        16,612,512             0.1%
                                                                                  ----------- ---------------
GREECE -- (0.2%)
      Aegean Airlines SA                                                  191,529   1,646,624             0.0%
*     Alpha Bank AE                                                       187,531     399,500             0.0%
      Athens Water Supply & Sewage Co. SA (The)                            93,921     542,313             0.0%
*     Ellaktor SA                                                         139,123     222,481             0.0%
*     Eurobank Ergasias SA                                                 23,073      18,598             0.0%
*     FF Group                                                            156,853   3,336,423             0.0%
*     Fourlis Holdings SA                                                 155,827     814,555             0.0%
*     GEK Terna Holding Real Estate Construction SA                       246,078     766,076             0.0%
      Hellenic Exchanges - Athens Stock Exchange SA                       391,706   2,072,255             0.0%
*     Hellenic Petroleum SA                                               487,671   2,809,074             0.0%
      Hellenic Telecommunications Organization SA                       1,054,511  10,241,400             0.1%
*     Intracom Holdings SA                                                321,392     146,897             0.0%
*     Intralot SA-Integrated Lottery Systems & Services                   726,755     980,488             0.0%
      JUMBO SA                                                            470,477   7,422,793             0.1%
*     Lamda Development SA                                                 40,956     207,013             0.0%
*     Marfin Investment Group Holdings SA                               4,779,275     906,985             0.0%
      Metka Industrial - Construction SA                                  150,170   1,144,258             0.0%
      Motor Oil Hellas Corinth Refineries SA                              275,658   4,677,008             0.0%
*     Mytilineos Holdings SA                                              158,066   1,188,136             0.0%
*     National Bank of Greece SA                                          131,932      41,079             0.0%
      OPAP SA                                                             705,709   6,993,324             0.0%
*     Piraeus Bank SA                                                      71,099      15,104             0.0%
      Piraeus Port Authority SA                                            17,126     242,787             0.0%
*     Public Power Corp. SA                                               525,419   1,933,514             0.0%
      Sarantis SA                                                           5,137      64,715             0.0%
      Terna Energy SA                                                     163,037     550,173             0.0%
      Titan Cement Co. SA                                                 244,035   6,369,109             0.0%
                                                                                  ----------- ---------------
TOTAL GREECE                                                                       55,752,682             0.2%
                                                                                  ----------- ---------------
HONG KONG -- (0.0%)
      Dan Form Holdings Co., Ltd.                                         134,856      43,343             0.0%
      Samson Holding, Ltd.                                              2,668,000     208,934             0.0%
      SITC International Holdings Co., Ltd.                               759,000     543,689             0.0%
                                                                                  ----------- ---------------
TOTAL HONG KONG                                                                       795,966             0.0%
                                                                                  ----------- ---------------
HUNGARY -- (0.4%)
*     CIG Pannonia Life Insurance P.L.C. Class A                            5,747       4,222             0.0%
#*    FHB Mortgage Bank P.L.C.                                             98,501     181,926             0.0%
      Magyar Telekom Telecommunications P.L.C.                          3,574,209   5,977,069             0.0%
#     Magyar Telekom Telecommunications P.L.C. Sponsored ADR               36,206     302,490             0.0%
      MOL Hungarian Oil & Gas P.L.C.                                      339,496  25,539,398             0.1%
      OTP Bank P.L.C.                                                   1,307,568  36,764,037             0.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                          SHARES     VALUE++   OF NET ASSETS**
                                                                        ---------- ----------- ---------------
HUNGARY -- (Continued)
      Richter Gedeon Nyrt                                                  537,082 $13,006,103             0.1%
                                                                                   ----------- ---------------
TOTAL HUNGARY                                                                       81,775,245             0.4%
                                                                                   ----------- ---------------
INDIA -- (12.9%)
*     3M India, Ltd.                                                         4,638     836,745             0.0%
*     8K Miles Software Services, Ltd.                                      19,140     165,225             0.0%
      Aarti Drugs, Ltd.                                                      5,970      54,226             0.0%
      Aarti Industries                                                     167,355   2,281,664             0.0%
*     Aban Offshore, Ltd.                                                  294,486   1,026,688             0.0%
      ABB India, Ltd.                                                      122,480   2,676,605             0.0%
      Abbott India, Ltd.                                                     3,116     212,815             0.0%
      ACC, Ltd.                                                            258,108   6,518,138             0.0%
      Accelya Kale Solutions, Ltd.                                           1,654      38,278             0.0%
      Adani Enterprises, Ltd.                                            2,314,529   3,918,452             0.0%
      Adani Ports & Special Economic Zone, Ltd.                          3,972,739  20,164,055             0.1%
*     Adani Power, Ltd.                                                  8,759,683   4,510,103             0.0%
*     Adani Transmissions, Ltd.                                          1,394,029   1,693,113             0.0%
*     Aditya Birla Fashion and Retail, Ltd.                              1,729,508   4,624,828             0.0%
      Aditya Birla Nuvo, Ltd.                                              416,239  10,737,573             0.1%
      Aegis Logistics, Ltd.                                                724,343   2,176,868             0.0%
      Agro Tech Foods, Ltd.                                                 33,043     275,903             0.0%
*     Ahluwalia Contracts India Ltd.                                         8,433      46,408             0.0%
      AIA Engineering, Ltd.                                                213,559   5,053,420             0.0%
      Ajanta Pharma, Ltd.                                                  280,010   7,150,349             0.1%
      Akzo Nobel India, Ltd.                                                66,382   2,027,734             0.0%
      Alembic Pharmaceuticals, Ltd.                                        468,315   4,439,960             0.0%
      Alembic, Ltd.                                                        681,203     508,852             0.0%
*     Allahabad Bank                                                     2,104,339   2,697,438             0.0%
      Allcargo Logistics, Ltd.                                             345,193   1,016,575             0.0%
*     Alok Industries, Ltd.                                              3,710,314     175,703             0.0%
      Amara Raja Batteries, Ltd.                                           544,651   7,534,192             0.1%
      Ambuja Cements, Ltd.                                               2,578,022   9,818,276             0.1%
*     Amtek Auto, Ltd.                                                     876,612     534,761             0.0%
      Anant Raj, Ltd.                                                    1,229,104   1,178,243             0.0%
      Andhra Bank                                                        2,325,563   2,489,772             0.0%
      Apar Industries, Ltd.                                                 91,758   1,152,589             0.0%
      APL Apollo Tubes, Ltd.                                                17,805     407,021             0.0%
      Apollo Hospitals Enterprise, Ltd.                                    357,359   6,846,893             0.0%
      Apollo Tyres, Ltd.                                                 2,887,972  10,990,719             0.1%
      Arcotech, Ltd.                                                        20,532     149,929             0.0%
*     Arvind SmartSpaces, Ltd.                                             134,120     218,963             0.0%
      Arvind, Ltd.                                                       2,240,426  13,897,102             0.1%
      Asahi India Glass, Ltd.                                              219,683     732,771             0.0%
      Ashiana Housing, Ltd.                                                 60,488     209,672             0.0%
      Ashok Leyland, Ltd.                                               10,616,761  14,163,772             0.1%
      Ashoka Buildcon, Ltd.                                                200,385     611,938             0.0%
      Asian Paints, Ltd.                                                 1,411,925  24,644,204             0.1%
      Astral Polytechnik, Ltd.                                              81,843     705,500             0.0%
*     AstraZeneca Pharma India, Ltd.                                         7,332     110,758             0.0%
      Atul, Ltd.                                                           106,137   4,022,601             0.0%
      Aurobindo Pharma, Ltd.                                             2,135,627  20,172,149             0.1%
      Automotive Axles, Ltd.                                                 7,751      84,944             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE++   OF NET ASSETS**
                                                                        --------- ----------- ---------------
INDIA -- (Continued)
      Axis Bank, Ltd.                                                   5,610,260 $44,367,307             0.2%
      Bajaj Auto, Ltd.                                                    583,805  26,053,297             0.1%
      Bajaj Corp., Ltd.                                                   328,850   2,013,920             0.0%
      Bajaj Electricals, Ltd.                                             286,219   1,565,562             0.0%
      Bajaj Finance, Ltd.                                                 599,421  11,870,519             0.1%
      Bajaj Finserv, Ltd.                                                 249,086  17,636,183             0.1%
*     Bajaj Hindusthan Sugar, Ltd.                                      4,469,320   1,155,768             0.0%
      Bajaj Holdings & Investment, Ltd.                                   182,346   5,986,021             0.0%
      Balaji Amines, Ltd.                                                   7,523      45,398             0.0%
      Balkrishna Industries, Ltd.                                         261,781   6,206,946             0.0%
*     Ballarpur Industries, Ltd.                                        2,201,648     653,091             0.0%
      Balmer Lawrie & Co., Ltd.                                           443,694   1,632,265             0.0%
      Balrampur Chini Mills, Ltd.                                       1,374,858   3,478,775             0.0%
      Banco Products India, Ltd.                                           20,795      73,698             0.0%
*     Bank of Baroda                                                    4,110,282  11,981,153             0.1%
*     Bank of India                                                     2,050,818   5,901,852             0.0%
*     Bank Of Maharashtra                                                 665,140     375,308             0.0%
      Bannari Amman Sugars, Ltd.                                            3,050      94,243             0.0%
      BASF India, Ltd.                                                     54,296   1,102,804             0.0%
      Bata India, Ltd.                                                    357,261   3,231,262             0.0%
      BEML, Ltd.                                                          169,320   3,685,520             0.0%
      Berger Paints India, Ltd.                                         1,745,701   7,086,375             0.0%
*     BF Utilities, Ltd.                                                   79,601     565,683             0.0%
*     BGR Energy Systems, Ltd.                                            131,573     334,621             0.0%
      Bharat Electronics, Ltd.                                          2,013,613   5,739,913             0.0%
*     Bharat Financial Inclusion, Ltd.                                    409,307   5,114,388             0.0%
      Bharat Forge, Ltd.                                                  921,943  16,290,004             0.1%
      Bharat Heavy Electricals, Ltd.                                    3,043,138   8,320,830             0.1%
      Bharat Petroleum Corp., Ltd.                                      1,774,898  20,011,264             0.1%
      Bharti Airtel, Ltd.                                               5,223,825  28,788,779             0.1%
      Bharti Infratel, Ltd.                                             1,753,129   9,731,333             0.1%
      Biocon, Ltd.                                                        558,965   9,647,123             0.1%
      Birla Corp., Ltd.                                                   120,032   1,440,362             0.0%
      Bliss Gvs Pharma, Ltd.                                              208,518     549,647             0.0%
      Blue Dart Express, Ltd.                                              23,941   1,828,934             0.0%
      Blue Star, Ltd.                                                     216,073   2,329,127             0.0%
      Bodal Chemicals, Ltd.                                               406,076     975,827             0.0%
      Bombay Dyeing & Manufacturing Co., Ltd.                           1,162,336   1,563,650             0.0%
      Bosch, Ltd.                                                          18,115   6,445,272             0.0%
      Brigade Enterprises, Ltd.                                           200,184     761,680             0.0%
      Britannia Industries, Ltd.                                          124,567   7,031,987             0.0%
      Cadila Healthcare, Ltd.                                           1,605,265  10,933,892             0.1%
      Camlin Fine Sciences, Ltd.                                          113,508     162,626             0.0%
      Can Fin Homes, Ltd.                                                  58,005   2,361,275             0.0%
*     Canara Bank                                                       1,205,448   6,702,870             0.0%
      Capital First, Ltd.                                                 181,352   2,145,363             0.0%
      Caplin Point Laboratories, Ltd.                                      80,413     491,921             0.0%
      Carborundum Universal, Ltd.                                         339,900   1,541,737             0.0%
      Castrol India, Ltd.                                                 483,069   3,292,193             0.0%
      CCL Products India, Ltd.                                            525,465   2,773,109             0.0%
      Ceat, Ltd.                                                          330,574   7,961,913             0.1%
      Century Plyboards India, Ltd.                                       813,452   3,273,035             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE++   OF NET ASSETS**
                                                                        --------- ----------- ---------------
INDIA -- (Continued)
      Century Textiles & Industries, Ltd.                                 154,217 $ 2,713,891             0.0%
      Cera Sanitaryware, Ltd.                                              16,603     807,456             0.0%
      CESC, Ltd.                                                          541,291   7,954,674             0.1%
*     CG Power and Industrial Solutions, Ltd.                           3,656,296   4,473,297             0.0%
      Chambal Fertilizers and Chemicals, Ltd.                           1,671,712   2,604,986             0.0%
      Chennai Petroleum Corp., Ltd.                                       523,508   3,086,533             0.0%
      Chennai Super Kings Cricket, Ltd.                                 2,606,099      17,092             0.0%
      Cholamandalam Investment and Finance Co., Ltd.                      172,537   2,977,466             0.0%
*     Cigniti Technologies, Ltd.                                            4,922      24,692             0.0%
      Cipla, Ltd.                                                       1,560,850  13,493,412             0.1%
      City Union Bank, Ltd.                                             1,312,594   3,362,571             0.0%
      Clariant Chemicals India, Ltd.                                       67,094     707,510             0.0%
      Coal India, Ltd.                                                    653,800   2,813,019             0.0%
*     Coffee Day Enterprises, Ltd.                                         55,882     217,161             0.0%
      Colgate-Palmolive India, Ltd.                                       527,433   8,452,288             0.1%
      Container Corp. Of India, Ltd.                                      277,445   5,250,737             0.0%
      Coromandel International, Ltd.                                      742,127   3,986,338             0.0%
*     Corp. Bank                                                        1,547,665   1,410,071             0.0%
      Cox & Kings, Ltd.                                                   648,250   2,287,385             0.0%
      Credit Analysis & Research, Ltd.                                    106,835   2,621,895             0.0%
      CRISIL, Ltd.                                                         70,518   2,149,862             0.0%
*     Crompton Greaves Consumer Electricals, Ltd.                       3,374,531  11,542,259             0.1%
      Cummins India, Ltd.                                                 328,292   5,101,856             0.0%
      Cyient, Ltd.                                                        198,144   1,693,933             0.0%
      Dabur India, Ltd.                                                 2,185,378   9,723,045             0.1%
      Dalmia Bharat Sugar & Industries, Ltd.                               95,867     264,082             0.0%
      Dalmia Bharat, Ltd.                                                 139,676   4,709,484             0.0%
      DB Corp., Ltd.                                                      146,011     862,992             0.0%
*     DB Realty, Ltd.                                                     944,581     690,935             0.0%
*     DCB Bank, Ltd.                                                    2,165,151   6,184,888             0.0%
      DCM Shriram, Ltd.                                                   245,825   1,352,340             0.0%
      Deepak Fertilisers & Petrochemicals Corp., Ltd.                     346,262   1,442,198             0.0%
      Deepak Nitrite, Ltd.                                                111,658     239,237             0.0%
      Delta Corp., Ltd.                                                   571,995   1,433,666             0.0%
*     DEN Networks, Ltd.                                                  407,788     605,063             0.0%
*     Dena Bank                                                         1,371,686     945,478             0.0%
      Dewan Housing Finance Corp., Ltd.                                 1,522,205  10,126,179             0.1%
      Dhampur Sugar Mills, Ltd.                                           165,669     606,841             0.0%
      Dhanuka Agritech, Ltd.                                               39,300     552,037             0.0%
*     Dish TV India, Ltd.                                               4,756,758   6,999,184             0.0%
      Dishman Pharmaceuticals & Chemicals, Ltd.                           712,972   3,433,695             0.0%
      Divi's Laboratories, Ltd.                                           525,538   5,125,490             0.0%
      DLF, Ltd.                                                         3,568,204  10,303,501             0.1%
      Dr Lal PathLabs, Ltd.                                                 1,542      23,093             0.0%
      Dr Reddy's Laboratories, Ltd.                                       261,543  10,607,502             0.1%
#     Dr Reddy's Laboratories, Ltd. ADR                                   323,859  13,229,640             0.1%
      Dredging Corp. Of India, Ltd.                                        71,584     711,894             0.0%
*     Dynamatic Technologies, Ltd.                                          6,965     291,992             0.0%
      eClerx Services, Ltd.                                               147,280   3,002,476             0.0%
      Edelweiss Financial Services, Ltd.                                2,335,234   6,098,751             0.0%
      Eicher Motors, Ltd.                                                  43,129  17,510,856             0.1%
      EID Parry India, Ltd.                                               669,427   3,127,522             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                          SHARES     VALUE++   OF NET ASSETS**
                                                                        ---------- ----------- ---------------
INDIA -- (Continued)
      EIH, Ltd.                                                            771,148 $ 1,592,303             0.0%
      Electrosteel Castings, Ltd.                                          798,280     451,372             0.0%
      Elgi Equipments, Ltd.                                                 70,517     224,136             0.0%
      Emami, Ltd.                                                          368,644   6,052,609             0.0%
      Engineers India, Ltd.                                              1,938,956   5,020,468             0.0%
      Entertainment Network India, Ltd.                                     47,743     602,242             0.0%
*     Eros International Media, Ltd.                                       327,660   1,103,634             0.0%
      Escorts, Ltd.                                                        740,946   6,310,024             0.0%
      Essel Propack, Ltd.                                                  462,197   1,840,736             0.0%
      Eveready Industries India, Ltd.                                      298,338   1,436,359             0.0%
      Exide Industries, Ltd.                                             2,503,586   8,964,156             0.1%
      FAG Bearings India, Ltd.                                              25,216   1,902,827             0.0%
      FDC, Ltd.                                                            410,455   1,266,312             0.0%
      Federal Bank, Ltd.                                                11,377,285  19,079,770             0.1%
*     Federal-Mogul Goetze India, Ltd.                                      33,472     312,321             0.0%
      FIEM Industries, Ltd.                                                 18,602     294,457             0.0%
      Finolex Cables, Ltd.                                                 602,704   4,903,909             0.0%
      Finolex Industries, Ltd.                                             514,427   4,642,364             0.0%
*     Firstsource Solutions, Ltd.                                        3,321,558   2,236,214             0.0%
*     Fortis Healthcare, Ltd.                                            1,053,266   3,608,758             0.0%
*     Future Consumer, Ltd.                                              1,135,049     567,905             0.0%
      Future Enterprises, Ltd.                                           1,462,727     715,830             0.0%
*     Future Retail Ltd.                                                   807,317   3,906,407             0.0%
      Gabriel India, Ltd.                                                  929,033   1,783,424             0.0%
      GAIL India, Ltd.                                                   2,149,421  14,126,207             0.1%
      Garware Wall Ropes, Ltd.                                              13,979     163,488             0.0%
      Gateway Distriparks, Ltd.                                            691,237   2,869,430             0.0%
      Gati, Ltd.                                                           542,241   1,140,549             0.0%
      Gayatri Projects, Ltd.                                                46,034     112,325             0.0%
*     GE Power India, Ltd.                                                 115,682   1,195,211             0.0%
      GE T&D India, Ltd.                                                    85,222     454,762             0.0%
      Genus Power Infrastructures, Ltd.                                     17,836      10,935             0.0%
      Geojit Financial Services, Ltd.                                      163,257     159,244             0.0%
      GHCL, Ltd.                                                           406,279   1,643,906             0.0%
      GIC Housing Finance, Ltd.                                            109,113     849,781             0.0%
      Gillette India, Ltd.                                                  20,168   1,352,270             0.0%
      GlaxoSmithKline Consumer Healthcare, Ltd.                             36,262   2,889,920             0.0%
      GlaxoSmithKline Pharmaceuticals, Ltd.                                 18,123     703,703             0.0%
      Glenmark Pharmaceuticals, Ltd.                                       922,291  12,811,372             0.1%
*     GMR Infrastructure, Ltd.                                          16,856,611   4,518,617             0.0%
      GOCL Corp., Ltd.                                                      31,092     199,789             0.0%
      Godfrey Phillips India, Ltd.                                         100,642   1,850,120             0.0%
      Godrej Consumer Products, Ltd.                                       434,997  11,688,788             0.1%
      Godrej Industries, Ltd.                                              416,730   3,453,172             0.0%
*     Godrej Properties, Ltd.                                              464,175   3,362,598             0.0%
      Granules India, Ltd.                                               1,145,225   2,708,949             0.0%
      Graphite India, Ltd.                                                 382,094     736,375             0.0%
      Grasim Industries, Ltd.                                              393,439   7,052,461             0.0%
      Great Eastern Shipping Co., Ltd. (The)                               459,677   3,139,513             0.0%
      Greaves Cotton, Ltd.                                                 897,759   2,414,808             0.0%
      Greenply Industries, Ltd.                                            102,281     445,272             0.0%
      Grindwell Norton, Ltd.                                                38,126     228,893             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                          SHARES     VALUE++   OF NET ASSETS**
                                                                        ---------- ----------- ---------------
INDIA -- (Continued)
      Gruh Finance, Ltd.                                                   636,259 $ 3,945,583             0.0%
*     GTL Infrastructure, Ltd.                                           3,510,701     322,394             0.0%
      Gujarat Alkalies & Chemicals, Ltd.                                   248,488   1,806,556             0.0%
*     Gujarat Ambuja Exports, Ltd.                                          81,101     165,772             0.0%
      Gujarat Fluorochemicals, Ltd.                                        194,971   2,339,478             0.0%
      Gujarat Gas, Ltd.                                                    177,295   2,323,691             0.0%
      Gujarat Industries Power Co., Ltd.                                    88,283     148,812             0.0%
      Gujarat Mineral Development Corp., Ltd.                              725,615   1,404,270             0.0%
      Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.                 459,405   2,152,728             0.0%
      Gujarat Pipavav Port, Ltd.                                         1,100,709   2,737,060             0.0%
      Gujarat State Fertilizers & Chemicals, Ltd.                          886,282   1,775,942             0.0%
      Gujarat State Petronet, Ltd.                                       1,596,744   4,491,641             0.0%
      Gulf Oil Lubricants India, Ltd.                                       53,269     631,634             0.0%
*     GVK Power & Infrastructure, Ltd.                                   6,658,947     646,173             0.0%
*     Hathway Cable & Datacom, Ltd.                                      1,584,389   1,072,932             0.0%
      Hatsun Agro Products, Ltd.                                            11,587     111,287             0.0%
      Havells India, Ltd.                                                1,946,512  14,652,061             0.1%
*     HCL Infosystems, Ltd.                                              1,372,753   1,210,750             0.0%
      HCL Technologies, Ltd.                                             3,189,360  40,451,034             0.2%
      HDFC Bank, Ltd.                                                    2,994,559  71,794,694             0.3%
*     HEG, Ltd.                                                             71,564     347,560             0.0%
*     HeidelbergCement India, Ltd.                                         930,875   1,983,198             0.0%
      Heritage Foods, Ltd.                                                  32,389     601,303             0.0%
      Hero MotoCorp, Ltd.                                                  404,175  20,989,696             0.1%
      Hexaware Technologies, Ltd.                                        1,564,899   5,618,675             0.0%
      Hikal, Ltd.                                                           58,526     192,892             0.0%
*     Himachal Futuristic Communications, Ltd.                           7,678,781   1,836,945             0.0%
      Himadri Speciality Chemical, Ltd.                                    587,980     511,454             0.0%
      Himatsingka Seide, Ltd.                                              243,132   1,281,009             0.0%
      Hindalco Industries, Ltd.                                          7,176,181  22,166,963             0.1%
      Hinduja Global Solutions, Ltd.                                        28,770     248,240             0.0%
      Hinduja Ventures, Ltd.                                                10,967      85,439             0.0%
*     Hindustan Construction Co., Ltd.                                   5,687,111   4,119,039             0.0%
      Hindustan Media Ventures, Ltd.                                        14,422      64,949             0.0%
      Hindustan Petroleum Corp., Ltd.                                    1,678,403  13,986,196             0.1%
      Hindustan Unilever, Ltd.                                           1,800,188  26,132,649             0.1%
      Honda SIEL Power Products, Ltd.                                        6,443     146,650             0.0%
      Honeywell Automation India, Ltd.                                       7,475   1,273,247             0.0%
*     Housing Development & Infrastructure, Ltd.                         3,824,905   5,389,063             0.0%
      Housing Development Finance Corp., Ltd.                            3,100,726  74,022,536             0.4%
      HSIL, Ltd.                                                           243,185   1,281,697             0.0%
      HT Media, Ltd.                                                       364,843     465,760             0.0%
      Huhtamaki PPL, Ltd.                                                   37,913     161,525             0.0%
      ICICI Bank, Ltd.                                                   1,215,852   5,231,539             0.0%
      ICICI Bank, Ltd. Sponsored ADR                                     3,080,250  26,397,742             0.1%
      ICRA, Ltd.                                                             1,187      77,518             0.0%
*     IDBI Bank, Ltd.                                                    6,028,809   7,303,494             0.1%
      Idea Cellular, Ltd.                                               11,777,009  15,698,266             0.1%
      IDFC Bank, Ltd.                                                    1,943,833   1,983,546             0.0%
*     IDFC, Ltd.                                                         1,943,833   1,867,597             0.0%
*     IFB Industries, Ltd.                                                  19,426     198,860             0.0%
*     IFCI, Ltd.                                                         9,184,458   4,526,234             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                          SHARES     VALUE++   OF NET ASSETS**
                                                                        ---------- ----------- ---------------
INDIA -- (Continued)
      Igarashi Motors India, Ltd.                                           26,545 $   333,484             0.0%
      IIFL Holdings, Ltd.                                                1,067,300   7,928,436             0.1%
      IL&FS Transportation Networks, Ltd.                                  900,087   1,598,157             0.0%
      India Cements, Ltd. (The)                                          2,429,137   8,173,082             0.1%
      Indiabulls Housing Finance, Ltd.                                   1,885,630  29,798,845             0.2%
*     Indiabulls Real Estate, Ltd.                                       3,394,480   7,878,353             0.1%
      Indiabulls Ventures, Ltd.                                            168,030     287,496             0.0%
      Indian Bank                                                          757,987   3,757,445             0.0%
      Indian Hotels Co., Ltd.                                            2,206,784   4,399,332             0.0%
      Indian Hume Pipe Co., Ltd.                                            19,913     122,901             0.0%
      Indian Metals & Ferro Alloys, Ltd.                                    11,916     107,742             0.0%
      Indian Oil Corp., Ltd.                                             3,551,474  24,353,476             0.1%
*     Indian Overseas Bank                                               2,358,298   1,056,947             0.0%
      Indo Count Industries, Ltd.                                          770,041   2,469,447             0.0%
      Indoco Remedies, Ltd.                                                244,298     862,663             0.0%
      Indraprastha Gas, Ltd.                                               356,078   5,844,768             0.0%
      IndusInd Bank, Ltd.                                                  893,791  20,137,514             0.1%
      INEOS Styrolution India, Ltd.                                         19,843     226,884             0.0%
      Infosys, Ltd.                                                      3,738,427  53,536,885             0.3%
#     Infosys, Ltd. Sponsored ADR                                        3,708,004  53,988,538             0.3%
      Ingersoll-Rand India, Ltd.                                            57,179     797,441             0.0%
*     Inox Leisure, Ltd.                                                   373,980   1,732,427             0.0%
*     Inox Wind, Ltd.                                                       67,787     206,184             0.0%
*     Intellect Design Arena, Ltd.                                         448,433     899,576             0.0%
*     International Paper APPM, Ltd.                                        38,049     213,823             0.0%
*     Ipca Laboratories, Ltd.                                              317,370   2,933,438             0.0%
      IRB Infrastructure Developers, Ltd.                                1,411,704   5,718,258             0.0%
      ITC, Ltd.                                                         12,536,994  54,093,595             0.3%
*     ITD Cementation India, Ltd.                                          345,859   1,020,457             0.0%
      J Kumar Infraprojects, Ltd.                                          175,583     785,308             0.0%
*     Jagran Prakashan, Ltd.                                               727,460   2,213,005             0.0%
      Jai Corp., Ltd.                                                      342,057     480,340             0.0%
      Jain Irrigation Systems, Ltd.                                      4,819,362   8,370,092             0.1%
*     Jaiprakash Associates, Ltd.                                       19,005,425   4,066,100             0.0%
*     Jaiprakash Power Ventures, Ltd.                                    4,598,378     345,963             0.0%
      Jammu & Kashmir Bank, Ltd. (The)                                   1,923,867   2,416,608             0.0%
      Jamna Auto Industries, Ltd.                                          215,247     799,758             0.0%
*     Jaypee Infratech, Ltd.                                             3,134,506     732,119             0.0%
      JB Chemicals & Pharmaceuticals, Ltd.                                 250,213   1,286,602             0.0%
      JBF Industries, Ltd.                                                 285,990   1,289,419             0.0%
*     Jet Airways India, Ltd.                                              175,715   1,419,761             0.0%
      Jindal Poly Films, Ltd.                                              194,636   1,371,182             0.0%
      Jindal Saw, Ltd.                                                   1,503,306   1,881,674             0.0%
*     Jindal Stainless Hisar, Ltd.                                         385,684     821,882             0.0%
*     Jindal Steel & Power, Ltd.                                         4,714,810   8,332,259             0.1%
*     JITF Infralogistics, Ltd.                                            119,448     126,820             0.0%
      JK Cement, Ltd.                                                      125,066   1,924,188             0.0%
      JK Lakshmi Cement, Ltd.                                              381,604   2,762,935             0.0%
      JK Paper, Ltd.                                                       330,848     549,682             0.0%
      JK Tyre & Industries, Ltd.                                         1,097,569   2,831,760             0.0%
      JM Financial, Ltd.                                                 2,182,474   3,937,166             0.0%
      Johnson Controls-Hitachi Air Conditioning India, Ltd.                 47,010   1,310,904             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE++   OF NET ASSETS**
                                                                        --------- ----------- ---------------
INDIA -- (Continued)
      JSW Energy, Ltd.                                                  4,253,679 $ 4,439,048             0.0%
*     JSW Holdings, Ltd.                                                   19,842     485,791             0.0%
      JSW Steel, Ltd.                                                   8,493,677  26,300,587             0.1%
      Jubilant Foodworks, Ltd.                                            398,383   6,458,282             0.0%
      Jubilant Life Sciences, Ltd.                                        690,293   8,250,004             0.1%
*     Just Dial, Ltd.                                                     390,749   3,050,977             0.0%
      Jyothy Laboratories, Ltd.                                           250,794   1,550,711             0.0%
      Kajaria Ceramics, Ltd.                                              630,042   6,524,262             0.0%
      Kalpataru Power Transmission, Ltd.                                  431,900   2,370,228             0.0%
*     Kalyani Steels, Ltd.                                                123,992     718,805             0.0%
      Kansai Nerolac Paints, Ltd.                                         513,556   3,142,456             0.0%
      Karnataka Bank, Ltd. (The)                                        2,210,909   5,651,919             0.0%
      Karur Vysya Bank, Ltd. (The)                                      1,305,305   2,411,022             0.0%
*     Kaveri Seed Co., Ltd.                                               268,039   2,355,437             0.0%
*     KAYA, Ltd.                                                            6,843      87,239             0.0%
      KCP, Ltd.                                                           178,029     360,210             0.0%
      KEC International, Ltd.                                           1,089,240   3,725,260             0.0%
      KEI Industries, Ltd.                                                 92,729     311,906             0.0%
*     Kesoram Industries, Ltd.                                            383,648     992,429             0.0%
      Kewal Kiran Clothing, Ltd.                                               41       1,125             0.0%
      Kirloskar Brothers, Ltd.                                             36,505     160,257             0.0%
      Kirloskar Oil Engines, Ltd.                                         115,023     697,970             0.0%
      Kitex Garments, Ltd.                                                 89,217     679,119             0.0%
      KNR Constructions, Ltd.                                              81,198     250,606             0.0%
      Kolte-Patil Developers, Ltd.                                        179,696     520,333             0.0%
      Kotak Mahindra Bank, Ltd.                                         1,765,211  24,747,181             0.1%
      KPIT Technologies, Ltd.                                           1,698,206   3,386,612             0.0%
      KPR Mill, Ltd.                                                       36,031     410,542             0.0%
      KRBL, Ltd.                                                          530,250   3,628,509             0.0%
      KSB Pumps, Ltd.                                                      19,160     208,645             0.0%
      Kwality, Ltd.                                                       411,257     965,126             0.0%
      L&T Finance Holdings, Ltd.                                        3,547,422   7,049,662             0.0%
      LA Opala RG, Ltd.                                                    32,698     279,443             0.0%
      Lakshmi Machine Works, Ltd.                                          25,998   1,882,150             0.0%
      Lakshmi Vilas Bank, Ltd. (The)                                      935,360   2,714,419             0.0%
*     Lanco Infratech, Ltd.                                             4,068,139     221,362             0.0%
      Larsen & Toubro, Ltd.                                               934,677  25,402,117             0.1%
      LIC Housing Finance, Ltd.                                         2,108,104  21,949,394             0.1%
      Linde India, Ltd.                                                    12,061      86,041             0.0%
      Lloyd Electric & Engineering, Ltd.                                    9,082      35,131             0.0%
      LT Foods, Ltd.                                                      173,469     176,921             0.0%
      Lupin, Ltd.                                                         922,503  19,155,261             0.1%
      Magma Fincorp, Ltd.                                                 259,867     470,414             0.0%
*     Mahanagar Telephone Nigam, Ltd.                                   1,446,775     586,610             0.0%
      Maharashtra Seamless, Ltd.                                          203,549   1,106,301             0.0%
      Mahindra & Mahindra Financial Services, Ltd.                      1,252,233   6,544,850             0.0%
      Mahindra & Mahindra, Ltd.                                         1,472,359  30,574,415             0.2%
*     Mahindra CIE Automotive, Ltd.                                       335,002   1,264,170             0.0%
      Mahindra Holidays & Resorts India, Ltd.                             205,650   1,437,660             0.0%
      Mahindra Lifespace Developers, Ltd.()                                13,883      95,388             0.0%
      Mahindra Lifespace Developers, Ltd.(6238258)                         89,794     618,164             0.0%
*     Majesco, Ltd.                                                         3,384      18,874             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE++   OF NET ASSETS**
                                                                        --------- ----------- ---------------
INDIA -- (Continued)
      Man Infraconstruction, Ltd.                                         530,645 $   490,117             0.0%
      Manappuram Finance, Ltd.                                          4,148,400   6,026,713             0.0%
*     Mangalore Refinery & Petrochemicals, Ltd.                         1,583,644   3,286,774             0.0%
      Marico, Ltd.                                                      2,399,975  11,725,690             0.1%
      Marksans Pharma, Ltd.                                             1,639,766   1,330,684             0.0%
      Maruti Suzuki India, Ltd.                                           388,446  39,287,440             0.2%
      Max Financial Services, Ltd.                                        569,192   5,823,191             0.0%
*     MAX India, Ltd.                                                     801,502   1,967,929             0.0%
*     Max Ventures & Industries, Ltd.                                     114,820     186,823             0.0%
      Mayur Uniquoters, Ltd.                                               43,862     270,624             0.0%
      McLeod Russel India, Ltd.                                           432,518   1,276,666             0.0%
      Meghmani Organics, Ltd.                                             135,346      85,196             0.0%
      Mercator, Ltd.                                                      919,964     709,052             0.0%
      Merck, Ltd.                                                          42,846     722,103             0.0%
      Minda Corp., Ltd.                                                    69,934     122,471             0.0%
      Minda Industries, Ltd.                                              100,950     755,315             0.0%
      MindTree, Ltd.                                                      939,594   7,093,750             0.0%
      Mirza International, Ltd.                                            49,719      82,685             0.0%
      MOIL, Ltd.                                                          249,108   1,218,659             0.0%
      Monsanto India, Ltd.                                                 50,185   2,005,682             0.0%
      Motherson Sumi Systems, Ltd.                                      1,984,292  12,257,502             0.1%
      Motilal Oswal Financial Services, Ltd.                               79,314   1,039,154             0.0%
      Mphasis, Ltd.                                                       537,432   4,487,308             0.0%
*     MPS, Ltd.                                                            13,205     139,296             0.0%
      MRF, Ltd.                                                             9,945  10,474,820             0.1%
      Muthoot Finance, Ltd.                                               408,557   2,506,894             0.0%
*     Nagarjuna Fertilizers & Chemicals, Ltd.                             245,677      72,350             0.0%
      Natco Pharma, Ltd.                                                  383,003   5,493,978             0.0%
      National Aluminium Co., Ltd.                                      3,909,822   4,183,551             0.0%
      Nava Bharat Ventures, Ltd.                                          299,871     695,651             0.0%
      Navin Fluorine International, Ltd.                                   19,547     953,020             0.0%
*     Navkar Corp., Ltd.                                                   34,602     113,019             0.0%
      Navneet Education, Ltd.                                             572,206   1,497,959             0.0%
      NCC, Ltd.                                                         5,284,777   7,846,711             0.1%
      Nectar Lifesciences, Ltd.                                            53,149      31,078             0.0%
      NESCO, Ltd.                                                          36,047   1,422,584             0.0%
      Nestle India, Ltd.                                                   77,584   8,066,496             0.1%
*     Network 18 Media & Investments, Ltd.                                143,957     110,789             0.0%
      Neuland Laboratories, Ltd.                                            9,193     200,207             0.0%
      NHPC, Ltd.                                                        8,898,269   4,409,412             0.0%
      NIIT Technologies, Ltd.                                             532,283   3,798,298             0.0%
*     NIIT, Ltd.                                                          953,461   1,185,404             0.0%
      Nilkamal, Ltd.                                                       94,643   3,220,710             0.0%
      NOCIL, Ltd.                                                         652,142   1,072,370             0.0%
      NTPC, Ltd.                                                        4,529,893  11,581,023             0.1%
      Oberoi Realty, Ltd.                                                 375,567   2,315,581             0.0%
      OCL India, Ltd.                                                      49,181     777,150             0.0%
      Oil & Natural Gas Corp., Ltd.                                     4,178,136  12,073,974             0.1%
      Oil India, Ltd.                                                     952,313   4,833,175             0.0%
      Omaxe, Ltd.                                                         825,978   2,476,894             0.0%
      OnMobile Global, Ltd.                                               192,346     251,122             0.0%
      Oracle Financial Services Software, Ltd.                             87,406   4,836,872             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE++   OF NET ASSETS**
                                                                        --------- ----------- ---------------
INDIA -- (Continued)
      Orient Cement Ltd.                                                  264,546 $   695,140             0.0%
      Orient Paper & Industries, Ltd.                                     143,643     193,802             0.0%
      Orient Refractories, Ltd.                                            66,015     139,724             0.0%
      Oriental Bank of Commerce                                         1,043,995   2,745,740             0.0%
      Orissa Minerals Development Co., Ltd.                                 6,450     211,464             0.0%
      Page Industries, Ltd.                                                27,888   6,267,069             0.0%
*     Parsvnath Developers, Ltd.                                          375,174      95,027             0.0%
*     Patel Engineering, Ltd.                                              47,227      70,487             0.0%
      PC Jeweller, Ltd.                                                   482,879   3,166,171             0.0%
      Persistent Systems, Ltd.                                            222,080   2,026,026             0.0%
      Petronet LNG, Ltd.                                                1,277,280   8,431,271             0.1%
      Pfizer, Ltd.                                                         66,506   1,788,863             0.0%
      Phillips Carbon Black, Ltd.                                          53,432     354,735             0.0%
      Phoenix Mills, Ltd. (The)                                           213,491   1,370,984             0.0%
      PI Industries, Ltd.                                                 406,910   5,493,814             0.0%
      Pidilite Industries, Ltd.                                           720,470   8,052,341             0.1%
      Piramal Enterprises, Ltd.                                           343,262  13,286,694             0.1%
*     Polaris Consulting & Services, Ltd.                                 131,821     417,643             0.0%
      Poly Medicure, Ltd.                                                  27,728     119,667             0.0%
      Polyplex Corp., Ltd.                                                 21,026     156,356             0.0%
      Power Finance Corp., Ltd.                                         3,839,619   9,540,447             0.1%
      Power Grid Corp. of India, Ltd.                                   4,315,635  13,970,493             0.1%
      Prabhat Dairy, Ltd.                                                 133,150     248,226             0.0%
      Praj Industries, Ltd.                                               895,816   1,203,895             0.0%
*     Prakash Industries, Ltd.                                            389,812     549,777             0.0%
      Prestige Estates Projects, Ltd.                                     627,447   2,301,250             0.0%
      Pricol, Ltd.                                                         27,181      35,682             0.0%
*     Prism Cement, Ltd.                                                  374,755     708,065             0.0%
      Procter & Gamble Hygiene & Health Care, Ltd.                         23,546   2,692,402             0.0%
      PTC India Financial Services, Ltd.                                2,419,812   1,742,317             0.0%
      PTC India, Ltd.                                                   2,942,378   4,349,361             0.0%
      Punjab & Sind Bank                                                  106,389     106,145             0.0%
*     Punjab National Bank                                              2,210,597   5,793,157             0.0%
      Puravankara, Ltd.                                                    63,975      66,149             0.0%
      PVR, Ltd.                                                           193,203   4,846,589             0.0%
      Radico Khaitan, Ltd.                                                580,501   1,105,360             0.0%
      Rain Industries, Ltd.                                             1,048,227   1,833,659             0.0%
      Rajesh Exports, Ltd.                                                569,623   5,445,299             0.0%
      Rallis India, Ltd.                                                  727,807   2,740,132             0.0%
      Ramco Cements, Ltd. (The)                                           576,684   6,175,465             0.0%
      Ramco Industries, Ltd.                                               85,876     295,864             0.0%
*     Ramco Systems, Ltd.                                                   9,281      58,243             0.0%
      Ramkrishna Forgings, Ltd.                                            32,598     255,709             0.0%
      Rashtriya Chemicals & Fertilizers, Ltd.                             857,864   1,122,986             0.0%
      Ratnamani Metals & Tubes, Ltd.                                       20,197     253,442             0.0%
*     RattanIndia Power, Ltd.                                           1,784,376     239,738             0.0%
      Raymond, Ltd.                                                       335,703   3,877,679             0.0%
      Redington India, Ltd.                                               988,080   1,919,877             0.0%
      Relaxo Footwears, Ltd.                                               62,138     478,882             0.0%
      Reliance Capital, Ltd.                                            1,434,297  14,804,516             0.1%
*     Reliance Communications, Ltd.                                     9,014,608   4,816,919             0.0%
*     Reliance Defence and Engineering, Ltd.                            1,400,107   1,417,499             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE++   OF NET ASSETS**
                                                                        --------- ----------- ---------------
INDIA -- (Continued)
      Reliance Industries, Ltd.                                         3,320,225 $71,905,811             0.3%
      Reliance Infrastructure, Ltd.                                       913,689   8,446,077             0.1%
*     Reliance Power, Ltd.                                              7,065,927   5,366,372             0.0%
      Repco Home Finance, Ltd.                                            132,101   1,579,753             0.0%
*     Rolta India, Ltd.                                                 1,237,953   1,165,958             0.0%
      RSWM, Ltd.                                                            1,747      12,090             0.0%
*     Ruchi Soya Industries, Ltd.                                         695,742     274,181             0.0%
      Rural Electrification Corp., Ltd.                                 4,703,647  14,770,336             0.1%
      Sadbhav Engineering, Ltd.                                           212,190   1,102,141             0.0%
      Sangam India, Ltd.                                                    6,318      30,040             0.0%
      Sanghvi Movers, Ltd.                                                 50,829     208,672             0.0%
      Sanofi India, Ltd.                                                   33,820   2,203,600             0.0%
*     Sequent Scientific, Ltd.                                             22,376      43,808             0.0%
      SH Kelkar & Co., Ltd.                                                24,899     125,438             0.0%
      Sharda Cropchem, Ltd.                                                50,069     388,071             0.0%
      Shemaroo Entertainment, Ltd.                                         14,915      92,659             0.0%
      Shilpa Medicare, Ltd.                                                23,670     264,193             0.0%
      Shilpi Cable Technologies, Ltd.                                     297,589     552,630             0.0%
*     Shipping Corp. of India, Ltd.                                     1,552,889   1,947,728             0.0%
      Shoppers Stop, Ltd.                                                  69,852     391,614             0.0%
      Shree Cement, Ltd.                                                   33,925  10,041,319             0.1%
      Shriram City Union Finance, Ltd.                                     18,336     633,034             0.0%
      Shriram Transport Finance Co., Ltd.                                 559,000   9,035,553             0.1%
*     Shyam Century Ferrous, Ltd.                                          85,287      10,503             0.0%
*     Sical Logistics, Ltd.                                                28,837     114,919             0.0%
      Siemens, Ltd.                                                       233,991   4,785,188             0.0%
      Simplex Infrastructures, Ltd.                                        24,333     153,088             0.0%
      Sintex Industries, Ltd.                                           4,221,394   7,440,512             0.1%
*     SITI Networks, Ltd.                                                 763,522     418,386             0.0%
      Siyaram Silk Mills, Ltd.                                              2,267      59,232             0.0%
      SJVN, Ltd.                                                        2,694,211   1,463,635             0.0%
      SKF India, Ltd.                                                      86,143   2,276,028             0.0%
      Skipper, Ltd.                                                        55,881     165,985             0.0%
      SML ISUZU, Ltd.                                                      59,554   1,226,544             0.0%
      Sobha, Ltd.                                                         418,089   2,409,243             0.0%
      Solar Industries India, Ltd.                                         73,417     916,584             0.0%
      Somany Ceramics, Ltd.                                                23,217     267,600             0.0%
      Sona Koyo Steering Systems, Ltd.                                    655,467     838,451             0.0%
      Sonata Software, Ltd.                                               720,171   1,894,188             0.0%
      South Indian Bank, Ltd. (The)                                     7,523,872   3,007,258             0.0%
      SREI Infrastructure Finance, Ltd.                                 1,729,503   2,445,787             0.0%
      SRF, Ltd.                                                           263,273   7,262,355             0.1%
*     Star Ferro and Cement, Ltd.                                          91,941     200,447             0.0%
      State Bank of India                                               3,745,601  16,830,203             0.1%
      State Bank of India GDR                                              14,651     664,100             0.0%
*     Steel Authority of India, Ltd.                                    2,529,517   2,371,948             0.0%
      Sterlite Technologies, Ltd.                                       1,648,718   3,749,563             0.0%
      Strides Shasun, Ltd.                                                324,130   5,413,712             0.0%
      Subros, Ltd.                                                         30,085     107,500             0.0%
      Sudarshan Chemical Industries, Ltd.                                 141,995     808,760             0.0%
      Sun Pharmaceutical Industries, Ltd.                               2,757,078  27,539,665             0.1%
      Sun TV Network, Ltd.                                              1,259,486  18,014,895             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                          SHARES     VALUE++   OF NET ASSETS**
                                                                        ---------- ----------- ---------------
INDIA -- (Continued)
      Sundaram Finance, Ltd.                                                82,578 $ 2,053,330             0.0%
      Sundaram-Clayton, Ltd.                                                 2,169     145,637             0.0%
      Sundram Fasteners, Ltd.                                              641,138   3,996,711             0.0%
      Sunteck Realty, Ltd.                                                 100,344     698,652             0.0%
      Suprajit Engineering, Ltd.                                            37,655     137,543             0.0%
      Supreme Industries, Ltd.                                             336,097   5,650,086             0.0%
      Supreme Petrochem, Ltd.                                              124,077     760,928             0.0%
      Suven Life Sciences, Ltd.                                             96,144     269,680             0.0%
*     Suzlon Energy, Ltd.                                               16,192,093   5,184,586             0.0%
      Swaraj Engines, Ltd.                                                   6,694     187,900             0.0%
      Symphony, Ltd.                                                        57,673   1,285,260             0.0%
*     Syndicate Bank                                                     2,231,792   2,871,753             0.0%
      Syngene International, Ltd.                                           58,135     469,705             0.0%
      TAKE Solutions, Ltd.                                                 465,802     963,554             0.0%
      Tamil Nadu Newsprint & Papers, Ltd.                                  240,759   1,107,885             0.0%
      Tata Chemicals, Ltd.                                                 720,776   7,348,388             0.1%
      Tata Communications, Ltd.                                            522,204   5,853,171             0.0%
      Tata Consultancy Services, Ltd.                                    1,537,993  54,349,867             0.3%
      Tata Elxsi, Ltd.                                                     129,187   3,039,488             0.0%
      Tata Global Beverages, Ltd.                                        3,415,341   8,116,021             0.1%
      Tata Metaliks, Ltd.                                                  106,953   1,137,623             0.0%
      Tata Motors, Ltd.                                                  5,134,989  36,670,369             0.2%
      Tata Motors, Ltd. Sponsored ADR                                      247,865   8,841,345             0.1%
      Tata Power Co., Ltd. (The)                                         7,686,521  10,127,322             0.1%
      Tata Sponge Iron, Ltd.                                                40,502     519,065             0.0%
      Tata Steel, Ltd.                                                   2,608,242  18,162,328             0.1%
*     Tata Teleservices Maharashtra, Ltd.                                3,418,263     438,617             0.0%
      TCI Express, Ltd.                                                    132,361     959,918             0.0%
      TD Power Systems, Ltd.                                                10,538      40,352             0.0%
      Tech Mahindra, Ltd.                                                3,141,476  20,382,184             0.1%
      Techno Electric & Engineering Co., Ltd.                              142,476     875,620             0.0%
      Texmaco Rail & Engineering, Ltd.                                     574,744     887,400             0.0%
      Thermax, Ltd.                                                        191,671   3,006,908             0.0%
      Thomas Cook India, Ltd.                                              125,351     397,616             0.0%
      Tide Water Oil Co India, Ltd.                                          4,004     378,281             0.0%
      Time Technoplast, Ltd.                                               523,685     926,787             0.0%
      Timken India, Ltd.                                                   149,693   1,681,619             0.0%
      Titagarh Wagons, Ltd.                                                624,039   1,238,218             0.0%
      Titan Co., Ltd.                                                    1,085,804   7,912,691             0.1%
      Torrent Pharmaceuticals, Ltd.                                        361,700   7,943,685             0.1%
      Torrent Power, Ltd.                                                  947,174   3,342,135             0.0%
      Transport Corp. of India, Ltd.                                       311,873   1,175,579             0.0%
      Trent, Ltd.                                                          335,830   1,318,940             0.0%
      Trident, Ltd.                                                        330,706     430,779             0.0%
*     Triveni Engineering & Industries, Ltd.                               871,659   1,280,409             0.0%
      Triveni Turbine, Ltd.                                                598,046   1,278,615             0.0%
      TTK Prestige, Ltd.                                                    26,603   2,583,059             0.0%
      Tube Investments of India, Ltd.                                      367,576   3,852,486             0.0%
*     TV18 Broadcast, Ltd.                                               6,858,239   4,457,482             0.0%
      TVS Motor Co., Ltd.                                                1,844,722  14,159,417             0.1%
      TVS Srichakra, Ltd.                                                   10,829     681,258             0.0%
*     UCO Bank                                                           3,002,934   1,940,960             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                     PERCENTAGE
                                                                          SHARES       VALUE++     OF NET ASSETS**
                                                                        ----------- -------------- ---------------
INDIA -- (Continued)
      Uflex, Ltd.                                                           363,935 $    2,110,216             0.0%
      UFO Moviez India, Ltd.                                                 29,864        215,101             0.0%
      Ultratech Cement, Ltd.                                                175,400     11,537,416             0.1%
      Unichem Laboratories, Ltd.                                            267,192      1,138,528             0.0%
*     Union Bank of India                                                 2,107,032      5,617,678             0.0%
*     Unitech, Ltd.                                                      24,298,289      2,150,254             0.0%
*     United Bank of India                                                   69,494         25,053             0.0%
      United Breweries, Ltd.                                                387,394      4,629,819             0.0%
*     United Spirits, Ltd.                                                  194,667      5,699,318             0.0%
      UPL, Ltd.                                                           2,581,551     32,367,057             0.2%
      V-Guard Industries, Ltd.                                            1,321,429      3,912,712             0.0%
      V-Mart Retail, Ltd.                                                    20,029        291,975             0.0%
      VA Tech Wabag, Ltd.                                                   211,435      2,210,218             0.0%
*     Vaibhav Global, Ltd.                                                    2,909         21,373             0.0%
      Vakrangee, Ltd.                                                     1,391,630      7,393,848             0.1%
      Vardhman Textiles, Ltd.                                               108,047      2,182,446             0.0%
      Vedanta, Ltd.()                                                     2,703,196     10,234,158             0.1%
      Vedanta, Ltd.(6136040)                                              5,127,747     19,377,405             0.1%
      Vedanta, Ltd. ADR                                                     402,259      6,114,337             0.0%
      Venky's India, Ltd.                                                     2,682         52,043             0.0%
*     Videocon Industries, Ltd.                                             823,567      1,328,391             0.0%
*     Vijaya Bank                                                         2,268,765      2,911,030             0.0%
      Vinati Organics, Ltd.                                                  81,767      1,095,135             0.0%
      VIP Industries, Ltd.                                                  840,641      2,599,759             0.0%
      Voltas, Ltd.                                                        1,167,157      7,454,852             0.1%
      VRL Logistics, Ltd.                                                   235,380      1,237,927             0.0%
      VST Industries, Ltd.                                                   18,754        891,301             0.0%
      VST Tillers Tractors, Ltd.                                              1,662         51,505             0.0%
      WABCO India, Ltd.                                                      23,056      2,147,080             0.0%
      Welspun Corp., Ltd.                                                   959,168      1,231,490             0.0%
*     Welspun Enterprises, Ltd.                                             437,688        637,987             0.0%
      Welspun India, Ltd.                                                 3,095,367      4,606,082             0.0%
      West Coast Paper Mills, Ltd.                                           41,950        130,799             0.0%
*     Whirlpool of India, Ltd.                                              104,864      1,976,370             0.0%
      Wipro, Ltd.                                                         2,502,586     19,276,886             0.1%
      Wockhardt, Ltd.                                                       257,262      2,870,457             0.0%
      Wonderla Holidays, Ltd.                                                35,636        216,102             0.0%
      Yes Bank, Ltd.                                                      1,919,569     48,826,342             0.2%
      Zee Entertainment Enterprises, Ltd.                                 2,866,972     23,546,955             0.1%
      Zee Media Corp., Ltd.                                                 464,696        274,427             0.0%
      Zensar Technologies, Ltd.                                             127,505      1,712,189             0.0%
*     Zuari Agro Chemicals, Ltd.                                             17,382        112,744             0.0%
      Zydus Wellness, Ltd.                                                   60,369        815,864             0.0%
                                                                                    -------------- ---------------
TOTAL INDIA                                                                          2,982,647,347            13.4%
                                                                                    -------------- ---------------
INDONESIA -- (2.9%)
      Ace Hardware Indonesia Tbk PT                                      71,264,900      4,999,946             0.0%
      Acset Indonusa Tbk PT                                                  66,000         16,142             0.0%
      Adaro Energy Tbk PT                                               134,690,000     17,910,840             0.1%
      Adhi Karya Persero Tbk PT                                          24,390,079      4,128,134             0.0%
*     Agung Podomoro Land Tbk PT                                         75,874,000      1,194,350             0.0%
      AKR Corporindo Tbk PT                                               7,667,200      3,892,182             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                              SHARES      VALUE++   OF NET ASSETS**
                                                            ----------- ----------- ---------------
INDONESIA -- (Continued)
*     Alam Sutera Realty Tbk PT                             155,429,500 $ 4,048,229       0.0%
*     Aneka Tambang Persero Tbk PT                          111,517,619   5,808,925       0.0%
      Arwana Citramulia Tbk PT                               18,995,100     776,093       0.0%
      Asahimas Flat Glass Tbk PT                                476,500     242,017       0.0%
      Astra Agro Lestari Tbk PT                               4,243,522   4,581,211       0.0%
      Astra Graphia Tbk PT                                    2,554,000     363,341       0.0%
      Astra International Tbk PT                             65,892,200  44,160,410       0.2%
*     Asuransi Kresna Mitra Tbk PT                              729,400      32,553       0.0%
*     Bakrie and Brothers Tbk PT                            133,554,750     500,993       0.0%
*     Bakrie Telecom Tbk PT                                  55,922,739     209,778       0.0%
*     Bank Artha Graha Internasional Tbk PT                  18,584,000     132,503       0.0%
      Bank Bukopin Tbk                                       38,827,600   1,833,277       0.0%
      Bank Central Asia Tbk PT                               40,100,600  53,331,430       0.3%
      Bank Danamon Indonesia Tbk PT                          10,881,254   3,964,233       0.0%
      Bank Mandiri Persero Tbk PT                            25,007,518  21,884,346       0.1%
      Bank Maybank Indonesia Tbk PT                           3,700,300      94,361       0.0%
      Bank Negara Indonesia Persero Tbk PT                   31,278,730  14,935,695       0.1%
*     Bank Pan Indonesia Tbk PT                              35,308,000   2,421,790       0.0%
      Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT   42,151,000   6,345,714       0.0%
      Bank Pembangunan Daerah Jawa Timur Tbk PT              37,748,500   1,937,139       0.0%
*     Bank Permata Tbk PT                                    24,485,151   1,274,963       0.0%
      Bank Rakyat Indonesia Persero Tbk PT                   50,598,500  48,873,101       0.2%
      Bank Tabungan Negara Persero Tbk PT                    57,025,535   9,818,218       0.1%
      Bank Tabungan Pensiunan Nasional Tbk PT                 2,253,500     441,255       0.0%
*     Barito Pacific Tbk PT                                  15,349,400   3,625,164       0.0%
*     Bayan Resources Tbk PT                                    949,000     484,147       0.0%
      Bekasi Fajar Industrial Estate Tbk PT                  59,968,000   1,329,489       0.0%
*     Benakat Integra Tbk PT                                 23,591,300     190,915       0.0%
*     Berau Coal Energy Tbk PT                               25,135,500      28,994       0.0%
      BISI International Tbk PT                              12,624,712   1,758,348       0.0%
      Blue Bird Tbk PT                                          290,000      85,235       0.0%
*     Bumi Resources Tbk PT                                  73,157,800   2,455,909       0.0%
      Bumi Serpong Damai Tbk PT                              54,600,700   7,314,548       0.1%
*     Bumi Teknokultura Unggul Tbk PT                         2,682,100     194,771       0.0%
      Catur Sentosa Adiprana Tbk PT                             864,200      30,070       0.0%
      Charoen Pokphand Indonesia Tbk PT                      29,042,160   6,950,742       0.1%
      Ciputra Development Tbk PT                            111,113,515  10,655,886       0.1%
*     Citra Marga Nusaphala Persada Tbk PT                   13,387,781   1,405,623       0.0%
*     Clipan Finance Indonesia Tbk PT                         2,919,000      65,633       0.0%
*     Darma Henwa Tbk PT                                     16,866,600      82,302       0.0%
*     Delta Dunia Makmur Tbk PT                              39,221,600   3,236,847       0.0%
      Dharma Satya Nusantara Tbk PT                           3,624,400     149,615       0.0%
*     Eagle High Plantations Tbk PT                         112,079,900   2,635,381       0.0%
      Elnusa Tbk PT                                          57,968,200   1,640,231       0.0%
*     Energi Mega Persada Tbk PT                             61,034,500     228,928       0.0%
      Erajaya Swasembada Tbk PT                              14,986,000     820,130       0.0%
*     Eureka Prima Jakarta Tbk PT                             4,897,300      36,363       0.0%
      Fajar Surya Wisesa Tbk PT                                 978,700     335,372       0.0%
*     Gajah Tunggal Tbk PT                                   23,536,700   1,825,689       0.0%
*     Garuda Indonesia Persero Tbk PT                        41,688,853   1,150,116       0.0%
      Global Mediacom Tbk PT                                 64,479,300   2,584,649       0.0%
      Gudang Garam Tbk PT                                     1,843,600   9,169,235       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                  PERCENTAGE
                                                                          SHARES      VALUE++   OF NET ASSETS**
                                                                        ----------- ----------- ---------------
INDONESIA -- (Continued)
*     Hanson International Tbk PT                                       439,516,800 $ 4,576,146             0.0%
*     Harum Energy Tbk PT                                                 9,680,900   1,864,291             0.0%
      Hexindo Adiperkasa Tbk PT                                             615,356     203,059             0.0%
      Holcim Indonesia Tbk PT                                            12,895,500     870,413             0.0%
      Indah Kiat Pulp & Paper Corp. Tbk PT                               14,090,600   2,196,207             0.0%
*     Indika Energy Tbk PT                                                4,827,100     325,643             0.0%
      Indo Tambangraya Megah Tbk PT                                       3,367,000   4,827,647             0.0%
*     Indo-Rama Synthetics Tbk PT                                            12,500         732             0.0%
      Indocement Tunggal Prakarsa Tbk PT                                  6,711,500   8,519,175             0.1%
      Indofood CBP Sukses Makmur Tbk PT                                   7,757,900   5,100,239             0.0%
      Indofood Sukses Makmur Tbk PT                                      29,752,100  18,645,640             0.1%
*     Indosat Tbk PT                                                      6,156,900   3,313,553             0.0%
      Industri Jamu Dan Farmasi Sido Muncul Tbk PT                        1,468,200      61,584             0.0%
*     Inovisi Infracom Tbk PT                                             2,876,678       4,735             0.0%
      Intiland Development Tbk PT                                        91,952,500   3,033,182             0.0%
      Japfa Comfeed Indonesia Tbk PT                                     43,591,700   4,788,560             0.0%
      Jasa Marga Persero Tbk PT                                          14,394,493   5,008,537             0.0%
      Jaya Real Property Tbk PT                                           1,762,500     119,007             0.0%
      Kalbe Farma Tbk PT                                                 80,662,500   9,578,348             0.1%
*     Kawasan Industri Jababeka Tbk PT                                  155,164,728   3,836,147             0.0%
      KMI Wire & Cable Tbk PT                                             7,252,500     336,919             0.0%
*     Krakatau Steel Persero Tbk PT                                      22,876,337     993,801             0.0%
*     Kresna Graha Investama Tbk PT                                      19,248,300     615,094             0.0%
      Link Net Tbk PT                                                     1,625,600     658,125             0.0%
*     Lippo Cikarang Tbk PT                                               4,914,200   1,648,717             0.0%
      Lippo Karawaci Tbk PT                                             158,419,662   9,382,975             0.1%
*     Malindo Feedmill Tbk PT                                             7,573,600     692,905             0.0%
      Matahari Department Store Tbk PT                                   10,890,400  11,900,045             0.1%
      Matahari Putra Prima Tbk PT                                        14,134,572   1,001,338             0.0%
      Mayora Indah Tbk PT                                                44,064,925   6,713,361             0.0%
*     Medco Energi Internasional Tbk PT                                  12,981,500   2,909,060             0.0%
      Media Nusantara Citra Tbk PT                                       39,233,693   5,366,518             0.0%
*     Mega Manunggal Property Tbk PT                                      2,062,900      89,807             0.0%
      Metropolitan Kentjana Tbk PT                                            6,200      12,416             0.0%
*     Mitra Adiperkasa Tbk PT                                             7,470,300   3,541,157             0.0%
      Mitra Keluarga Karyasehat Tbk PT                                    1,904,500     362,651             0.0%
*     MNC Investama Tbk PT                                              166,008,700   1,495,778             0.0%
*     MNC Sky Vision Tbk PT                                               2,309,800     176,519             0.0%
*     Modernland Realty Tbk PT                                           38,813,800     820,204             0.0%
*     Multipolar Tbk PT                                                  73,499,100   1,751,577             0.0%
*     Multistrada Arah Sarana Tbk PT                                      3,155,000      54,973             0.0%
      Nippon Indosari Corpindo Tbk PT                                    10,720,100   1,317,797             0.0%
*     Nirvana Development Tbk PT                                         14,389,100      85,233             0.0%
*     Nusantara Infrastructure Tbk PT                                   116,081,300   1,148,316             0.0%
      Pabrik Kertas Tjiwi Kimia Tbk PT                                    2,279,000     217,627             0.0%
      Pakuwon Jati Tbk PT                                               192,799,900   9,015,608             0.1%
      Pan Brothers Tbk PT                                                52,269,000   2,331,426             0.0%
*     Panin Financial Tbk PT                                            193,588,900   3,394,386             0.0%
*     Paninvest Tbk PT                                                    5,396,500     344,466             0.0%
      Pembangunan Perumahan Persero Tbk PT                               33,521,090   7,991,805             0.1%
      Perusahaan Gas Negara Persero Tbk                                  48,954,600   8,902,555             0.1%
      Perusahaan Perkebunan London Sumatra Indonesia Tbk PT              45,332,800   4,738,935             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                   PERCENTAGE
                                                                          SHARES      VALUE++    OF NET ASSETS**
                                                                        ----------- ------------ ---------------
INDONESIA -- (Continued)
      Ramayana Lestari Sentosa Tbk PT                                    32,164,000 $  3,073,557             0.0%
      Resource Alam Indonesia Tbk PT                                      2,034,000       65,965             0.0%
      Salim Ivomas Pratama Tbk PT                                        32,121,200    1,527,386             0.0%
      Samindo Resources Tbk PT                                              348,500       22,194             0.0%
      Sampoerna Agro PT                                                   5,442,659      865,660             0.0%
      Sawit Sumbermas Sarana Tbk PT                                      22,680,800    2,976,003             0.0%
*     Sekawan Intipratama Tbk PT                                          2,876,400        3,884             0.0%
      Selamat Sempurna Tbk PT                                            12,913,600    1,181,156             0.0%
      Semen Baturaja Persero Tbk PT                                      14,060,100    3,717,813             0.0%
      Semen Indonesia Persero Tbk PT                                     17,044,800   11,264,272             0.1%
*     Sentul City Tbk PT                                                279,727,400    1,845,795             0.0%
*     Siloam International Hospitals Tbk PT                               1,305,200    1,340,488             0.0%
      Sinar Mas Multiartha Tbk PT                                           278,500      168,092             0.0%
      Sri Rejeki Isman Tbk PT                                           153,300,900    3,470,831             0.0%
      Steel Pipe Industry of Indonesia PT                                 1,402,300       24,823             0.0%
*     Sugih Energy Tbk PT                                                97,767,600      366,748             0.0%
      Sumber Alfaria Trijaya Tbk PT                                         289,300       12,386             0.0%
      Summarecon Agung Tbk PT                                            68,120,164    6,933,536             0.1%
      Surya Citra Media Tbk PT                                           28,613,800    6,122,771             0.0%
      Surya Semesta Internusa Tbk PT                                     43,935,700    2,403,824             0.0%
      Tambang Batubara Bukit Asam Persero Tbk PT                          7,442,500    7,057,036             0.1%
      Telekomunikasi Indonesia Persero Tbk PT                            50,965,700   16,812,887             0.1%
      Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR                 857,928   28,097,142             0.1%
      Tempo Scan Pacific Tbk PT                                             782,200      121,200             0.0%
*     Tiga Pilar Sejahtera Food Tbk                                      19,914,039    3,303,886             0.0%
      Timah Persero Tbk PT                                               40,394,467    2,859,206             0.0%
      Tiphone Mobile Indonesia Tbk PT                                    20,448,600    1,578,807             0.0%
      Total Bangun Persada Tbk PT                                        12,641,600      749,396             0.0%
      Tower Bersama Infrastructure Tbk PT                                11,552,700    5,068,377             0.0%
*     Trada Maritime Tbk PT                                              14,245,200      115,386             0.0%
      Trias Sentosa Tbk PT                                                3,690,500       85,866             0.0%
*     Truba Alam Manunggal Engineering PT                                15,388,500       17,318             0.0%
      Tunas Baru Lampung Tbk PT                                          17,078,700    1,624,805             0.0%
      Tunas Ridean Tbk PT                                                 8,038,500      799,080             0.0%
*     Ultrajaya Milk Industry & Trading Co. Tbk PT                        2,569,000      809,841             0.0%
      Unilever Indonesia Tbk PT                                           3,458,200   11,540,449             0.1%
      United Tractors Tbk PT                                             12,625,446   25,455,708             0.1%
*     Vale Indonesia Tbk PT                                              27,848,450    4,625,821             0.0%
*     Visi Media Asia Tbk PT                                             52,500,400    1,565,646             0.0%
      Waskita Karya Persero Tbk PT                                       20,917,851    3,745,290             0.0%
      Wijaya Karya Beton Tbk PT                                           6,702,200      371,992             0.0%
      Wijaya Karya Persero Tbk PT                                        29,415,122    5,218,077             0.0%
*     XL Axiata Tbk PT                                                   25,640,200    6,165,802             0.0%
                                                                                    ------------ ---------------
TOTAL INDONESIA                                                                      662,684,642             3.0%
                                                                                    ------------ ---------------
MALAYSIA -- (3.3%)
      7-Eleven Malaysia Holdings Bhd Class B                              1,229,900      453,018             0.0%
#     Aeon Co. M Bhd                                                      4,732,200    2,704,845             0.0%
      Aeon Credit Service M Bhd                                             311,860    1,173,009             0.0%
#     Affin Holdings Bhd                                                  4,004,900    2,702,678             0.0%
#     AirAsia Bhd                                                        16,760,400   12,927,349             0.1%
#*    AirAsia X Bhd                                                      20,154,000    2,087,005             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                          SHARES     VALUE++   OF NET ASSETS**
                                                                        ---------- ----------- ---------------
MALAYSIA -- (Continued)
      Ajinomoto Malaysia Bhd                                                12,800 $    53,096             0.0%
*     Alam Maritim Resources Bhd                                         3,006,900     207,554             0.0%
      Alliance Financial Group Bhd                                       7,413,100   7,047,619             0.1%
      Allianz Malaysia Bhd                                                   5,600      14,816             0.0%
      AMMB Holdings Bhd                                                 12,776,450  16,124,274             0.1%
      Amway Malaysia Holdings Bhd                                          109,600     193,932             0.0%
      Ann Joo Resources Bhd                                              1,164,150     793,189             0.0%
      APM Automotive Holdings Bhd                                          174,800     153,688             0.0%
      Astro Malaysia Holdings Bhd                                        8,999,100   5,598,829             0.0%
#     Axiata Group Bhd                                                  12,366,968  14,659,925             0.1%
*     Barakah Offshore Petroleum Bhd                                       693,400      99,782             0.0%
      Batu Kawan Bhd                                                       378,450   1,655,001             0.0%
      Benalec Holdings Bhd                                               5,318,700     648,840             0.0%
*     Berjaya Assets BHD                                                   233,200      55,332             0.0%
#*    Berjaya Corp. Bhd                                                 32,609,163   2,626,191             0.0%
      Berjaya Food Bhd                                                      26,700      10,699             0.0%
*     Berjaya Land Bhd                                                   2,769,200     338,279             0.0%
#     Berjaya Sports Toto Bhd                                            5,529,898   3,578,948             0.0%
#     Bermaz Auto Bhd                                                    3,765,800   1,864,353             0.0%
      BIMB Holdings Bhd                                                  3,869,599   3,905,106             0.0%
      Bonia Corp. Bhd                                                    4,050,400     605,827             0.0%
#*    Borneo Oil Bhd                                                     3,615,300     154,145             0.0%
      Boustead Holdings Bhd                                              4,747,331   2,863,446             0.0%
      Boustead Plantations Bhd                                           1,342,300     507,043             0.0%
      British American Tobacco Malaysia Bhd                                551,900   5,779,196             0.0%
#*    Bumi Armada Bhd                                                   24,727,350   4,491,913             0.0%
#     Bursa Malaysia Bhd                                                 3,756,900   8,879,997             0.1%
#     Cahya Mata Sarawak Bhd                                             5,070,800   5,308,361             0.0%
      Can-One Bhd                                                          637,500     480,081             0.0%
#     Carlsberg Brewery Malaysia Bhd Class B                             1,213,200   4,274,309             0.0%
      Carotech Bhd                                                          44,425          41             0.0%
      CB Industrial Product Holding Bhd                                  2,968,620   1,408,364             0.0%
      CIMB Group Holdings Bhd                                           11,280,407  14,906,846             0.1%
      Coastal Contracts Bhd                                              1,927,077     589,724             0.0%
#     CSC Steel Holdings Bhd                                               974,600     442,077             0.0%
      Cypark Resources Bhd                                               1,352,900     747,371             0.0%
*     D&O Green Technologies Bhd                                         4,401,300     663,463             0.0%
      Daibochi Plastic & Packaging Industry Bhd                             75,360      43,356             0.0%
#     Datasonic Group Bhd                                                4,909,300   1,457,447             0.0%
*     Daya Materials Bhd                                                 9,804,900     202,253             0.0%
#*    Dayang Enterprise Holdings Bhd                                     3,074,312     869,538             0.0%
#*    Destinii Bhd                                                       1,622,600     278,210             0.0%
      Dialog Group Bhd                                                  14,344,284   6,439,182             0.0%
#     DiGi.Com Bhd                                                      12,966,620  15,358,676             0.1%
      DKSH Holdings Malaysia Bhd                                           112,700     128,368             0.0%
#     DRB-Hicom Bhd                                                     12,502,100   4,140,986             0.0%
      Dutch Lady Milk Industries Bhd                                        73,000     968,891             0.0%
#     Eastern & Oriental Bhd                                             8,069,021   3,530,614             0.0%
*     Eco World Development Group Bhd                                    3,237,300   1,132,863             0.0%
      Econpile Holldings Bhd                                               677,900     365,202             0.0%
#     Ekovest Bhd                                                        5,593,050   1,830,235             0.0%
#     Evergreen Fibreboard Bhd                                           5,351,450   1,084,085             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                          SHARES     VALUE++   OF NET ASSETS**
                                                                        ---------- ----------- ---------------
MALAYSIA -- (Continued)
#     Felda Global Ventures Holdings Bhd                                12,251,100 $ 6,001,938             0.0%
      Fraser & Neave Holdings Bhd                                           19,100     109,567             0.0%
#     Gadang Holdings Bhd                                                5,655,200   1,667,738             0.0%
      Gamuda Bhd                                                         7,835,500   9,510,108             0.1%
      Gas Malaysia Bhd                                                     382,500     272,174             0.0%
#     GD Express Carrier Bhd                                               415,566     272,945             0.0%
#     Genting Bhd                                                       10,576,400  23,954,584             0.1%
      Genting Malaysia Bhd                                              10,451,400  14,125,032             0.1%
#     Genting Plantations Bhd                                              945,500   2,484,774             0.0%
#     George Kent Malaysia BHD                                           1,374,025   1,369,730             0.0%
#     Globetronics Technology Bhd                                        2,061,220   2,576,276             0.0%
      Glomac Bhd                                                         3,530,400     573,428             0.0%
      Goldis Bhd                                                           478,372     317,242             0.0%
      GuocoLand Malaysia Bhd                                               910,900     270,583             0.0%
#     Hai-O Enterprise Bhd                                               1,190,100   1,042,974             0.0%
#     HAP Seng Consolidated Bhd                                          6,370,940  13,008,927             0.1%
      Hap Seng Plantations Holdings Bhd                                  1,441,000     859,456             0.0%
#     Hartalega Holdings Bhd                                             3,780,600   4,263,881             0.0%
      Heineken Malaysia Bhd                                                749,100   3,026,841             0.0%
#*    Hengyuan Refining Co Bhd                                             273,300     239,686             0.0%
#     HeveaBoard Bhd                                                     2,902,900     909,094             0.0%
      Hiap Teck Venture Bhd                                                444,600      32,247             0.0%
*     Hibiscus Petroleum Bhd                                             9,392,400     916,065             0.0%
      Hock Seng LEE BHD                                                  1,486,112     582,449             0.0%
#     Hong Leong Bank Bhd                                                2,298,665   7,301,421             0.1%
#     Hong Leong Financial Group Bhd                                     1,418,898   5,511,268             0.0%
      Hong Leong Industries Bhd                                            494,100   1,149,970             0.0%
      Hovid Bhd                                                          2,361,900     187,626             0.0%
      Hua Yang Bhd                                                       1,737,044     443,982             0.0%
#     Hume Industries Bhd                                                  436,836     272,781             0.0%
      Hup Seng Industries Bhd                                            1,172,100     321,419             0.0%
      I-Bhd                                                              1,185,700     170,765             0.0%
      IFCA MSC Bhd                                                         707,900      71,641             0.0%
      IHH Healthcare Bhd                                                 3,564,700   5,072,081             0.0%
      IJM Corp. Bhd                                                     21,647,826  17,451,773             0.1%
      IJM Plantations Bhd                                                1,227,800     871,251             0.0%
      Inari Amertron Bhd                                                14,973,088   7,205,484             0.1%
      Inch Kenneth Kajang Rubber P.L.C.                                    113,000      18,488             0.0%
      Insas Bhd                                                          6,398,802   1,361,304             0.0%
#     IOI Corp. Bhd                                                     11,992,977  12,674,286             0.1%
#     IOI Properties Group Bhd                                           7,395,619   3,526,302             0.0%
*     Iris Corp. Bhd                                                     9,652,600     454,895             0.0%
#*    Iskandar Waterfront City Bhd                                       3,729,400   2,668,208             0.0%
*     JAKS Resources Bhd                                                 3,392,800   1,295,761             0.0%
#     Jaya Tiasa Holdings Bhd                                            3,291,439     886,870             0.0%
      JCY International Bhd                                              6,295,800     905,972             0.0%
#     Karex Bhd                                                          1,355,025     655,242             0.0%
      Kawan Food Bhd                                                        13,900      14,236             0.0%
      Keck Seng Malaysia Bhd                                               320,700     369,324             0.0%
*     Kenanga Investment Bank Bhd                                        1,779,386     258,174             0.0%
      Kerjaya Prospek Group Bhd                                            156,100     108,830             0.0%
      Kian JOO CAN Factory Bhd                                           1,828,780   1,263,606             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                          SHARES     VALUE++   OF NET ASSETS**
                                                                        ---------- ----------- ---------------
MALAYSIA -- (Continued)
      Kim Loong Resources Bhd                                              276,320 $   235,678             0.0%
      Kimlun Corp. Bhd                                                     727,622     400,659             0.0%
#*    KNM Group Bhd                                                     19,507,781   1,300,442             0.0%
#     Kossan Rubber Industries                                           3,289,800   4,327,742             0.0%
#     KPJ Healthcare Bhd                                                 4,072,975   3,938,911             0.0%
      Kretam Holdings Bhd                                                4,405,000     552,891             0.0%
*     KSL Holdings Bhd                                                   6,493,511   1,824,303             0.0%
      Kuala Lumpur Kepong Bhd                                            1,246,522   7,041,672             0.1%
      Kumpulan Fima Bhd                                                    909,400     389,484             0.0%
      Kumpulan Perangsang Selangor Bhd                                   2,650,500     909,889             0.0%
*     Kwantas Corp. Bhd                                                     23,900       8,479             0.0%
#     Lafarge Malaysia Bhd                                               2,196,400   3,197,493             0.0%
      Land & General Bhd                                                 7,487,200     448,423             0.0%
*     Landmarks Bhd                                                      1,766,192     335,507             0.0%
      LBS Bina Group Bhd                                                 3,437,900   1,654,601             0.0%
#     Lingkaran Trans Kota Holdings Bhd                                    976,700   1,328,095             0.0%
      LPI Capital Bhd                                                      263,900   1,066,093             0.0%
      Magni-Tech Industries Bhd                                            315,900     358,524             0.0%
#     Magnum Bhd                                                         2,958,000   1,430,792             0.0%
      Mah Sing Group Bhd                                                11,187,651   3,838,449             0.0%
#     Malakoff Corp. Bhd                                                 4,075,100   1,182,171             0.0%
      Malayan Banking Bhd                                               17,432,008  38,450,540             0.2%
#     Malayan Flour Mills Bhd                                            1,503,100     625,853             0.0%
      Malaysia Airports Holdings Bhd                                     3,414,145   5,972,085             0.0%
      Malaysia Building Society Bhd                                     16,585,618   5,003,363             0.0%
#*    Malaysia Marine and Heavy Engineering Holdings Bhd                 3,263,100     750,749             0.0%
#*    Malaysian Bulk Carriers Bhd                                        4,242,223     829,420             0.0%
      Malaysian Pacific Industries Bhd                                     929,025   2,562,686             0.0%
#*    Malaysian Resources Corp. Bhd                                     10,359,000   3,619,734             0.0%
      Malton Bhd                                                         2,926,700     989,611             0.0%
#     Matrix Concepts Holdings Bhd                                       2,491,550   1,486,441             0.0%
#     Maxis Bhd                                                          5,284,415   7,760,773             0.1%
      MBM Resources Bhd                                                  1,203,710     710,253             0.0%
      Media Chinese International, Ltd.                                    905,600     130,191             0.0%
#     Media Prima Bhd                                                    7,071,820   1,951,930             0.0%
      Mega First Corp. Bhd                                                 419,400     365,989             0.0%
      MISC Bhd                                                           5,604,260   9,435,399             0.1%
      Mitrajaya Holdings Bhd                                             3,943,300   1,216,886             0.0%
*     MK Land Holdings Bhd                                               5,055,100     366,492             0.0%
#     MKH Bhd                                                            1,888,367   1,061,132             0.0%
      MMC Corp. Bhd                                                      6,664,200   3,883,634             0.0%
*     MNRB Holdings Bhd                                                  1,457,750     869,010             0.0%
#*    MPHB Capital Bhd                                                     746,600     305,828             0.0%
*     Mudajaya Group Bhd                                                 2,883,033     796,743             0.0%
#     Muhibbah Engineering M Bhd                                         4,075,900   2,713,182             0.0%
*     Mulpha International Bhd                                          18,006,700     996,943             0.0%
#     My EG Services Bhd                                                19,715,900   9,665,124             0.1%
*     Naim Holdings Bhd                                                  1,872,900     673,051             0.0%
      NTPM Holdings Bhd                                                  1,469,000     287,616             0.0%
      OCK Group Bhd                                                      1,721,900     359,002             0.0%
#     Oldtown Bhd                                                        2,523,625   1,555,523             0.0%
      Oriental Holdings Bhd                                                667,240   1,041,434             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                          SHARES     VALUE++   OF NET ASSETS**
                                                                        ---------- ----------- ---------------
MALAYSIA -- (Continued)
#     OSK Holdings Bhd                                                   4,870,445 $ 1,761,228             0.0%
#     Padini Holdings Bhd                                                5,765,100   4,250,864             0.0%
      Panasonic Manufacturing Malaysia Bhd                                  79,800     624,146             0.0%
      Pantech Group Holdings Bhd                                         1,605,800     243,994             0.0%
      Paramount Corp. Bhd                                                1,058,525     443,727             0.0%
*     Parkson Holdings Bhd                                               5,192,635     759,315             0.0%
*     Perisai Petroleum Teknologi Bhd                                      972,100      14,492             0.0%
      PESTECH International Bhd                                            430,700     168,595             0.0%
      Petron Malaysia Refining & Marketing Bhd                              64,500     101,023             0.0%
      Petronas Chemicals Group Bhd                                       8,860,600  14,896,749             0.1%
#     Petronas Dagangan Bhd                                                937,100   5,191,956             0.0%
#     Petronas Gas Bhd                                                   2,123,908   9,030,370             0.1%
      Pharmaniaga Bhd                                                      541,580     611,058             0.0%
      Pie Industrial Bhd                                                   795,700     434,462             0.0%
#     Pos Malaysia Bhd                                                   3,246,200   3,901,960             0.0%
      Power Root Bhd                                                       206,500     116,019             0.0%
      PPB Group Bhd                                                      2,300,200   8,957,193             0.1%
#     Press Metal Bhd                                                   11,263,280   7,594,824             0.1%
#     Prestariang Bhd                                                    1,201,400     649,650             0.0%
#     Protasco Bhd                                                       2,896,000     726,516             0.0%
      Public Bank Bhd                                                    8,524,711  39,176,830             0.2%
#*    Puncak Niaga Holdings Bhd                                          1,506,260     353,890             0.0%
#     QL Resources Bhd                                                   3,756,560   4,111,715             0.0%
      RGB International Bhd                                                189,800      14,414             0.0%
#     RHB Bank Bhd                                                       5,760,919   7,294,409             0.1%
*     Rimbunan Sawit Bhd                                                 1,063,700     118,775             0.0%
      Salcon Bhd                                                         5,580,300     840,966             0.0%
      Sam Engineering & Equipment M Bhd                                     19,300      27,782             0.0%
#     Sapura Energy Bhd                                                 29,850,488  13,720,731             0.1%
      Sarawak Cable Bhd                                                    145,200      36,771             0.0%
      Sarawak Oil Palms Bhd                                                762,891     602,672             0.0%
      Scicom MSC Bhd                                                       172,500      95,283             0.0%
#     Scientex Bhd                                                       1,962,928   3,743,813             0.0%
*     Scomi Group Bhd                                                    8,281,700     323,540             0.0%
      SEG International Bhd                                                311,400      86,702             0.0%
      Selangor Dredging Bhd                                                366,400      77,363             0.0%
      Selangor Properties Bhd                                               78,800      84,177             0.0%
      Shangri-La Hotels Malaysia Bhd                                       382,300     448,833             0.0%
      SHL Consolidated Bhd                                                 171,700     111,538             0.0%
      Sime Darby Bhd                                                     6,878,987  14,796,021             0.1%
#     SKP Resources Bhd                                                  3,238,100     961,733             0.0%
      SP Setia Bhd Group                                                 3,312,318   2,790,026             0.0%
#     Star Media Group Bhd                                               1,442,500     780,756             0.0%
*     Sumatec Resources Bhd                                              4,417,200      76,269             0.0%
#     Sunway Bhd                                                         7,379,456   5,898,982             0.0%
#     Sunway Construction Group Bhd                                      1,372,019     631,796             0.0%
#     Supermax Corp. Bhd                                                 4,561,750   2,017,137             0.0%
      Suria Capital Holdings Bhd                                           279,650     138,605             0.0%
      Syarikat Takaful Malaysia Bhd                                      3,099,400   2,857,385             0.0%
      Symphony Life Bhd                                                    321,132      67,312             0.0%
#     Ta Ann Holdings Bhd                                                2,043,523   1,759,939             0.0%
      TA Enterprise Bhd                                                 12,063,400   1,818,917             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                  PERCENTAGE
                                                                          SHARES     VALUE++    OF NET ASSETS**
                                                                        ---------- ------------ ---------------
MALAYSIA -- (Continued)
      TA Global Bhd                                                      8,534,740 $    708,792             0.0%
*     Talam Transform Bhd                                                1,474,400       17,034             0.0%
      Taliworks Corp. Bhd                                                  438,100      155,553             0.0%
      Tambun Indah Land Bhd                                              2,204,100      751,132             0.0%
#     TAN Chong Motor Holdings Bhd                                       1,250,700      541,589             0.0%
      Tasek Corp. Bhd                                                       38,700      119,832             0.0%
#     TDM Bhd                                                            9,052,300    1,375,668             0.0%
      Telekom Malaysia Bhd                                               4,054,302    6,030,820             0.0%
      Tenaga Nasional Bhd                                                9,255,181   29,715,064             0.2%
#*    TH Plantations Bhd                                                 1,213,540      337,941             0.0%
      Thong Guan Industries Bhd                                             84,100       86,147             0.0%
#     Time dotCom Bhd                                                    1,559,360    3,171,383             0.0%
#     Tiong NAM Logistics Holdings                                       1,478,100      618,782             0.0%
#     Top Glove Corp. Bhd                                                7,441,460    7,831,848             0.1%
      Tropicana Corp. Bhd                                                5,266,390    1,194,427             0.0%
      TSH Resources Bhd                                                  3,013,850    1,236,850             0.0%
#     Tune Protect Group Bhd                                             4,563,300    1,512,170             0.0%
      Uchi Technologies Bhd                                              1,893,540      811,135             0.0%
#     UEM Edgenta Bhd                                                    2,606,800    1,931,270             0.0%
#     UEM Sunrise Bhd                                                   18,866,545    5,385,884             0.0%
#*    UMW Holdings Bhd                                                   4,298,506    6,134,359             0.0%
#*    UMW Oil & Gas Corp. Bhd                                            5,029,700      787,077             0.0%
      Unisem M Bhd                                                       5,435,320    4,167,277             0.0%
      United Malacca Bhd                                                   206,050      293,400             0.0%
      United Plantations Bhd                                               159,400    1,027,504             0.0%
      United U-Li Corp. Bhd                                                562,200      634,159             0.0%
      UOA Development Bhd                                                3,912,400    2,417,989             0.0%
#*    Uzma Bhd                                                           1,071,200      453,623             0.0%
      ViTrox Corp. Bhd                                                      22,200       29,560             0.0%
#*    Vivocom International Holdings Bhd                                 2,101,800       74,914             0.0%
#     VS Industry Bhd                                                    9,435,140    4,346,055             0.0%
      Wah Seong Corp. Bhd                                                2,532,539      519,090             0.0%
*     WCE Holdings Bhd                                                   1,271,800      445,112             0.0%
#     WCT Holdings Bhd                                                   8,797,629    4,518,360             0.0%
      Wellcall Holdings Bhd                                              2,033,700      997,725             0.0%
#     Westports Holdings Bhd                                             5,931,000    5,467,335             0.0%
      Wing Tai Malaysia Bhd                                                567,600      150,181             0.0%
      WTK Holdings BHD                                                   2,834,550      649,300             0.0%
#     Yinson Holdings Bhd                                                1,852,400    1,429,006             0.0%
*     YNH Property Bhd                                                   3,931,294    1,385,230             0.0%
      YTL Corp. Bhd                                                     38,548,553   13,046,736             0.1%
*     YTL Land & Development Bhd                                         1,074,000      152,199             0.0%
      YTL Power International Bhd                                        9,872,566    3,432,931             0.0%
      Zhulian Corp. Bhd                                                    598,966      245,297             0.0%
                                                                                   ------------ ---------------
TOTAL MALAYSIA                                                                      757,378,044             3.4%
                                                                                   ------------ ---------------
MEXICO -- (3.7%)
#     Alfa S.A.B. de C.V. Class A                                       22,058,871   30,243,394             0.1%
#     Alpek S.A.B. de C.V.                                               3,388,480    4,058,922             0.0%
#     Alsea S.A.B. de C.V.                                               4,387,993   15,605,431             0.1%
      America Movil S.A.B. de C.V. Series L                             32,608,574   25,064,531             0.1%
      America Movil S.A.B. de C.V. Series L ADR                          3,134,148   48,234,537             0.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                          SHARES     VALUE++   OF NET ASSETS**
                                                                        ---------- ----------- ---------------
MEXICO -- (Continued)
#     Arca Continental S.A.B. de C.V.                                    2,621,745 $19,278,796             0.1%
#*    Axtel S.A.B. de C.V.                                               8,669,415   1,892,740             0.0%
      Banregio Grupo Financiero S.A.B. de C.V.                           2,722,493  15,720,109             0.1%
*     Bio Pappel S.A.B. de C.V.                                            222,356     312,889             0.0%
#     Bolsa Mexicana de Valores S.A.B. de C.V.                           4,233,153   7,398,081             0.0%
*     Cemex S.A.B. de C.V.                                               6,491,064   5,975,492             0.0%
*     Cemex S.A.B. de C.V. Sponsored ADR                                 6,399,701  59,005,244             0.3%
*     Cia Minera Autlan S.A.B. de C.V. Series B                             83,409      81,215             0.0%
      Coca-Cola Femsa S.A.B. de C.V. Series L                              244,724   1,780,319             0.0%
      Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                         120,142   8,735,525             0.0%
#     Consorcio ARA S.A.B. de C.V. Series *                             10,236,890   3,414,970             0.0%
*     Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR                339,768   4,284,474             0.0%
#*    Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A          1,223,602   1,550,200             0.0%
#*    Corp Interamericana de Entretenimiento S.A.B. de C.V. Class B        222,600     191,558             0.0%
      Corp. Actinver S.A.B. de C.V.                                         61,598      42,341             0.0%
#     Corp. Inmobiliaria Vesta S.A.B. de C.V.                            3,766,182   5,297,592             0.0%
      Corp. Moctezuma S.A.B. de C.V. Series *                              392,200   1,375,026             0.0%
#     Credito Real S.A.B. de C.V. SOFOM ER                               1,151,255   1,614,488             0.0%
      Cydsa S.A.B. de C.V.                                                   6,129       7,563             0.0%
#*    Desarrolladora Homex S.A.B. de C.V.                                  262,217      25,351             0.0%
      Dine S.A.B. de C.V.                                                    7,300       4,130             0.0%
#     El Puerto de Liverpool S.A.B. de C.V. Class C1                       566,901   4,368,317             0.0%
#*    Elementia S.A.B. de C.V.                                               9,615      13,126             0.0%
#*    Empresas ICA S.A.B. de C.V.                                        4,691,828     416,215             0.0%
*     Financiera Independencia S.A.B. de C.V. SOFOM ENR                    246,788      45,752             0.0%
      Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR              493,464  44,431,499             0.2%
*     Genomma Lab Internacional S.A.B. de C.V. Class B                   7,001,076   8,858,614             0.0%
      Gentera S.A.B. de C.V.                                             5,934,789   9,977,879             0.1%
#     Gruma S.A.B. de C.V. Class B                                       1,649,630  21,999,156             0.1%
#*    Grupo Aeromexico S.A.B. de C.V.                                      550,022   1,097,108             0.0%
      Grupo Aeroportuario del Centro Norte S.A.B. de C.V.                1,908,693  10,601,343             0.1%
      Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR                  100       4,436             0.0%
      Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                  172,414  17,739,676             0.1%
      Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B              981,818  10,117,415             0.1%
      Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                    50,793   9,620,194             0.1%
      Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B               820,276  15,543,425             0.1%
#     Grupo Bimbo S.A.B. de C.V. Series A                                7,255,061  17,770,328             0.1%
      Grupo Carso S.A.B. de C.V. Series A1                               2,692,670  12,415,440             0.1%
      Grupo Cementos de Chihuahua S.A.B. de C.V.                           249,509   1,186,096             0.0%
#     Grupo Comercial Chedraui S.A. de C.V.                              2,567,839   5,304,751             0.0%
#     Grupo Elektra S.A.B. de C.V.                                         271,030   9,113,398             0.0%
#*    Grupo Famsa S.A.B. de C.V. Class A                                 2,949,450   1,378,742             0.0%
      Grupo Financiero Banorte S.A.B. de C.V. Class O                    7,156,668  41,300,934             0.2%
#     Grupo Financiero Inbursa S.A.B. de C.V. Class O                    8,527,269  14,359,141             0.1%
      Grupo Financiero Interacciones SA de C.V. Class O                    774,935   3,623,725             0.0%
#     Grupo Financiero Santander Mexico S.A.B. de C.V. Class B           3,528,607   6,416,075             0.0%
      Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR         669,690   6,100,876             0.0%
#*    Grupo GICSA S.A. de C.V.                                             164,967     106,208             0.0%
*     Grupo Gigante S.A.B. de C.V. Series *                                 41,000      86,899             0.0%
#     Grupo Herdez S.A.B. de C.V. Series *                               1,552,795   3,445,386             0.0%
      Grupo Industrial Maseca S.A.B. de C.V. Class B                        60,400      74,581             0.0%
      Grupo Industrial Saltillo S.A.B. de C.V.                              96,521     194,065             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                  PERCENTAGE
                                                                          SHARES     VALUE++    OF NET ASSETS**
                                                                        ---------- ------------ ---------------
MEXICO -- (Continued)
#     Grupo KUO S.A.B. de C.V. Series B                                    271,325 $    560,587             0.0%
#     Grupo Lala S.A.B. de C.V.                                          2,225,716    4,043,478             0.0%
      Grupo Mexico S.A.B. de C.V. Series B                              19,578,566   57,211,294             0.3%
*     Grupo Pochteca S.A.B. de C.V.                                        387,811      148,324             0.0%
#     Grupo Rotoplas S.A.B. de C.V.                                         25,879       33,474             0.0%
      Grupo Sanborns S.A.B. de C.V.                                        578,412      663,053             0.0%
*     Grupo Simec S.A.B. de C.V. Series B                                1,595,682    5,933,400             0.0%
*     Grupo Simec S.A.B. de C.V. Sponsored ADR                               8,806       98,715             0.0%
#*    Grupo Sports World S.A.B. de C.V.                                    218,149      198,736             0.0%
#     Grupo Televisa S.A.B. Series CPO                                   2,879,080   13,970,808             0.1%
      Grupo Televisa S.A.B. Sponsored ADR                                1,922,391   46,714,101             0.2%
#*    Hoteles City Express S.A.B. de C.V.                                1,749,117    1,798,802             0.0%
*     Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de
        C.V.                                                             2,275,386    3,776,547             0.0%
#     Industrias Bachoco S.A.B. de C.V. Series B                         1,102,881    4,901,238             0.0%
      Industrias Bachoco S.A.B. de C.V. Sponsored ADR                       52,638    2,813,501             0.0%
#*    Industrias CH S.A.B. de C.V. Series B                              2,252,115   12,094,863             0.1%
      Industrias Penoles S.A.B. de C.V.                                    669,230   16,359,923             0.1%
#     Infraestructura Energetica Nova S.A.B. de C.V.                     2,638,672   12,302,426             0.1%
#     Kimberly-Clark de Mexico S.A.B. de C.V. Class A                    7,958,521   16,986,408             0.1%
#*    La Comer S.A.B. de C.V.                                            4,055,936    3,177,916             0.0%
#*    Maxcom Telecomunicaciones S.A.B. de C.V.                              93,193       36,683             0.0%
      Megacable Holdings S.A.B. de C.V.                                  1,665,225    6,313,176             0.0%
      Mexichem S.A.B. de C.V.                                            7,291,380   20,028,274             0.1%
#*    Minera Frisco S.A.B. de C.V. Class A1                              2,198,814    1,406,288             0.0%
      Nemak S.A.B. de C.V.                                                 537,688      565,529             0.0%
      OHL Mexico S.A.B. de C.V.                                          5,831,843    7,118,936             0.0%
#     Organizacion Cultiba S.A.B. de C.V.                                  179,151      173,867             0.0%
*     Organizacion Soriana S.A.B. de C.V. Class B                        3,374,203    7,735,919             0.0%
      Promotora y Operadora de Infraestructura S.A.B. de C.V.            1,346,682   14,318,634             0.1%
      Promotora y Operadora de Infraestructura S.A.B. de C.V.                7,154       60,796             0.0%
      Qualitas Controladora S.A.B. de C.V.                                 829,234    1,354,067             0.0%
#     Rassini S.A.B. de C.V.                                               165,992      785,112             0.0%
      Rassini S.A.B. De C.V. Class A                                       107,459      248,023             0.0%
#*    Telesites S.A.B. de C.V.                                           5,550,235    3,470,141             0.0%
#     TV Azteca S.A.B. de C.V.                                           9,067,651    1,570,260             0.0%
#     Unifin Financiera S.A.B. de C.V. SOFOM ENR                            73,748      195,366             0.0%
      Vitro S.A.B. de C.V. Series A                                        327,447    1,254,110             0.0%
      Wal-Mart de Mexico S.A.B. de C.V.                                 16,371,536   36,873,514             0.2%
                                                                                   ------------ ---------------
TOTAL MEXICO                                                                        846,202,007             3.8%
                                                                                   ------------ ---------------
PERU -- (0.1%)
#     Cementos Pacasmayo SAA ADR                                            33,798      360,792             0.0%
      Cia de Minas Buenaventura SAA ADR                                    156,351    1,877,775             0.0%
      Credicorp, Ltd.                                                      150,616   23,143,654             0.1%
*     Fossal SAA ADR                                                         3,794        3,415             0.0%
      Grana y Montero SAA Sponsored ADR                                    184,099      620,414             0.0%
                                                                                   ------------ ---------------
TOTAL PERU                                                                           26,006,050             0.1%
                                                                                   ------------ ---------------
PHILIPPINES -- (1.3%)
      A Soriano Corp.                                                      818,000      101,465             0.0%
      Aboitiz Equity Ventures, Inc.                                      5,490,080    8,444,104             0.1%
      Aboitiz Power Corp.                                                5,399,300    4,594,393             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                  PERCENTAGE
                                                                          SHARES      VALUE++   OF NET ASSETS**
                                                                        ----------- ----------- ---------------
PHILIPPINES -- (Continued)
      ACR Mining Corp.                                                       11,905 $       800             0.0%
      Alliance Global Group, Inc.                                        24,805,494   7,348,142             0.0%
      Alsons Consolidated Resources, Inc.                                 3,329,000      93,930             0.0%
*     Apex Mining Co., Inc.                                                 437,000      13,063             0.0%
*     Atlas Consolidated Mining & Development Corp.                       2,979,300     313,608             0.0%
      Ayala Corp.                                                           662,525  11,487,510             0.1%
      Ayala Land, Inc.                                                   22,699,120  16,040,861             0.1%
      Bank of the Philippine Islands                                      2,540,353   5,327,217             0.0%
      BDO Unibank, Inc.                                                   6,135,803  14,732,679             0.1%
      Belle Corp.                                                        27,746,700   2,279,179             0.0%
*     Bloomberry Resorts Corp.                                           17,501,000   3,153,878             0.0%
      Cebu Air, Inc.                                                      2,292,250   4,954,976             0.0%
      Cebu Holdings, Inc.                                                 2,065,000     217,906             0.0%
      Century Pacific Food, Inc.                                          2,884,850     952,498             0.0%
      Century Properties Group, Inc.                                      1,153,062      11,314             0.0%
      China Banking Corp.                                                   975,306     689,109             0.0%
      Cirtek Holdings Philippines Corp.                                     179,300      84,327             0.0%
      COL Financial Group, Inc.                                             133,700      43,393             0.0%
      Cosco Capital, Inc.                                                 6,792,400   1,109,536             0.0%
      D&L Industries, Inc.                                               22,272,500   5,704,715             0.0%
      DMCI Holdings, Inc.                                                24,707,500   6,357,929             0.0%
*     DoubleDragon Properties Corp.                                       1,549,430   1,613,075             0.0%
      East West Banking Corp.                                             1,479,400     634,937             0.0%
      EEI Corp.                                                           3,051,500     617,020             0.0%
      Emperador, Inc.                                                     1,858,700     237,731             0.0%
*     Empire East Land Holdings, Inc.                                    22,778,000     323,640             0.0%
      Energy Development Corp.                                           81,645,400   9,856,426             0.1%
      Filinvest Development Corp.                                            89,300      14,032             0.0%
      Filinvest Land, Inc.                                              147,218,687   5,105,546             0.0%
      First Gen Corp.                                                    11,487,500   4,942,477             0.0%
      First Philippine Holdings Corp.                                     2,394,830   3,475,426             0.0%
*     Global Ferronickel Holdings, Inc.                                   3,452,000     176,015             0.0%
      Globe Telecom, Inc.                                                   155,765   6,472,097             0.0%
      GT Capital Holdings, Inc.                                             272,105   6,864,539             0.0%
      Integrated Micro-Electronics, Inc.                                    780,400     120,316             0.0%
      International Container Terminal Services, Inc.                     3,964,312   7,057,407             0.0%
      JG Summit Holdings, Inc.                                            5,774,570   9,733,231             0.1%
      Jollibee Foods Corp.                                                2,440,877  10,255,674             0.1%
      Leisure & Resorts World Corp.                                       1,361,320     114,902             0.0%
*     Lepanto Consolidated Mining Co.                                    30,246,517     116,799             0.0%
      Lopez Holdings Corp.                                               17,446,200   2,684,396             0.0%
      LT Group, Inc.                                                     11,225,500   3,586,582             0.0%
      Manila Electric Co.                                                   961,920   5,389,868             0.0%
      Manila Water Co., Inc.                                              9,145,000   5,847,865             0.0%
      Max's Group, Inc.                                                     617,500     287,645             0.0%
*     Megawide Construction Corp.                                         5,220,370   1,930,273             0.0%
      Megaworld Corp.                                                    99,519,600   8,088,309             0.1%
*     Melco Crown Philippines Resorts Corp.                               9,731,200   1,434,299             0.0%
      Metro Pacific Investments Corp.                                    70,798,700   9,322,842             0.1%
      Metropolitan Bank & Trust Co.                                       3,244,535   5,481,410             0.0%
      Nickel Asia Corp.                                                   4,138,700     517,149             0.0%
      Pepsi-Cola Products Philippines, Inc.                              10,592,791     784,449             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                  PERCENTAGE
                                                                          SHARES     VALUE++    OF NET ASSETS**
                                                                        ---------- ------------ ---------------
PHILIPPINES -- (Continued)
      Petron Corp.                                                      13,297,000 $  2,423,797             0.0%
      Philex Mining Corp.                                                1,890,750      334,322             0.0%
      Philippine National Bank                                           1,934,283    2,525,241             0.0%
      Philippine Stock Exchange, Inc. (The)                                 84,552      406,217             0.0%
      Philweb Corp.                                                      2,577,540      398,636             0.0%
      Phinma Energy Corp.                                               13,657,000      587,484             0.0%
      Phoenix Petroleum Philippines, Inc.                                1,472,470      250,498             0.0%
      PLDT, Inc.                                                           246,480    8,748,382             0.1%
      PLDT, Inc. Sponsored ADR                                             199,564    7,086,518             0.0%
      Premium Leisure Corp.                                             31,035,000      969,229             0.0%
      Puregold Price Club, Inc.                                          4,783,000    3,992,251             0.0%
      RFM Corp.                                                          6,096,300      590,421             0.0%
      Rizal Commercial Banking Corp.                                     2,030,745    2,217,596             0.0%
      Robinsons Land Corp.                                              13,804,150    7,092,669             0.0%
      Robinsons Retail Holdings, Inc.                                    1,568,140    2,492,489             0.0%
      San Miguel Corp.                                                   2,945,990    6,484,998             0.0%
      San Miguel Pure Foods Co., Inc.                                        7,610       45,698             0.0%
      Security Bank Corp.                                                1,908,428    8,142,236             0.1%
      Semirara Mining & Power Corp.                                      1,889,700    5,632,985             0.0%
      SM Investments Corp.                                                 647,000    9,428,437             0.1%
      SM Prime Holdings, Inc.                                           21,345,190   12,731,828             0.1%
*     SSI Group, Inc.                                                      863,000       39,549             0.0%
      STI Education Systems Holdings, Inc.                              12,970,000      277,731             0.0%
*     Top Frontier Investment Holdings, Inc.                               153,057      900,690             0.0%
      Travellers International Hotel Group, Inc.                         2,716,600      179,392             0.0%
      Union Bank of the Philippines                                      1,472,512    2,351,656             0.0%
      Universal Robina Corp.                                             3,253,140   11,194,945             0.1%
      Vista Land & Lifescapes, Inc.                                     48,874,800    5,175,548             0.0%
      Xurpas, Inc.                                                       2,162,700      405,871             0.0%
                                                                                   ------------ ---------------
TOTAL PHILIPPINES                                                                   310,250,223             1.4%
                                                                                   ------------ ---------------
POLAND -- (1.6%)
*     AB SA                                                                  2,455       23,373             0.0%
      Agora SA                                                             183,300      765,990             0.0%
*     Alior Bank SA                                                        456,275    8,775,440             0.1%
      Amica SA                                                              26,282    1,318,361             0.0%
*     AmRest Holdings SE                                                     9,390      889,562             0.0%
      Apator SA                                                             35,780      323,883             0.0%
      Asseco Poland SA                                                     640,454    9,011,981             0.1%
      Bank Handlowy w Warszawie SA                                         162,214    3,131,936             0.0%
*     Bank Millennium SA                                                 3,197,355    5,702,905             0.0%
      Bank Pekao SA                                                        288,537   10,456,642             0.1%
      Bank Zachodni WBK SA                                                 124,618   11,435,794             0.1%
#*    Bioton SA                                                            313,879      572,518             0.0%
#*    Boryszew SA                                                        1,819,381    5,434,970             0.0%
      Budimex SA                                                            85,988    6,094,542             0.0%
      CCC SA                                                               141,436    8,179,657             0.1%
#*    CD Projekt SA                                                        648,593   11,332,864             0.1%
#*    CI Games SA                                                          112,440       53,051             0.0%
      Ciech SA                                                             345,136    6,902,893             0.0%
      Colian Holding SA                                                     52,481       44,731             0.0%
#*    ComArch SA                                                            11,709      709,924             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                          SHARES     VALUE++   OF NET ASSETS**
                                                                        ---------- ----------- ---------------
POLAND -- (Continued)
*     Cyfrowy Polsat SA                                                    872,127 $ 5,456,722             0.0%
      Dom Development SA                                                     9,946     180,371             0.0%
      Elektrobudowa SA                                                       2,716      82,766             0.0%
#*    Emperia Holding SA                                                    66,611   1,323,807             0.0%
#*    Enea SA                                                            1,912,098   5,873,036             0.0%
#     Energa SA                                                          1,027,517   2,638,528             0.0%
      Eurocash SA                                                          669,176   5,934,065             0.0%
      Fabryki Mebli Forte SA                                                93,735   1,915,320             0.0%
#*    Famur SA                                                             168,852     248,640             0.0%
      Firma Oponiarska Debica SA                                            10,995     290,808             0.0%
#*    Getin Holding SA                                                   2,067,431     703,296             0.0%
#*    Getin Noble Bank SA                                                2,927,167   1,402,710             0.0%
#*    Globe Trade Centre SA                                                186,886     443,162             0.0%
      Grupa Azoty SA                                                       200,581   3,537,224             0.0%
*     Grupa Azoty Zaklady Chemiczne Police SA                               17,834      92,843             0.0%
#     Grupa Kety SA                                                         48,729   5,349,935             0.0%
#*    Grupa Lotos SA                                                       932,257  14,523,062             0.1%
*     Impexmetal SA                                                      1,173,633   1,281,775             0.0%
#     ING Bank Slaski SA                                                   118,510   5,466,475             0.0%
#*    Integer.pl SA                                                         20,906     260,682             0.0%
      Inter Cars SA                                                         20,222   1,616,801             0.0%
*     Jastrzebska Spolka Weglowa SA                                        294,481   5,943,581             0.0%
      Kernel Holding SA                                                    473,612   8,434,159             0.1%
      KGHM Polska Miedz SA                                                 686,279  21,739,949             0.1%
      KRUK SA                                                               91,036   6,709,937             0.0%
      LC Corp. SA                                                          600,348     304,939             0.0%
      Lentex SA                                                             34,442      95,934             0.0%
#     LPP SA                                                                 4,158   7,439,339             0.0%
*     Lubelski Wegiel Bogdanka SA                                           67,010   1,253,748             0.0%
*     mBank SA                                                              72,864   8,131,563             0.0%
*     MCI Capital SA                                                       114,263     291,626             0.0%
*     Mostostal Zabrze SA                                                  324,876      87,124             0.0%
      Netia SA                                                           1,878,054   2,130,253             0.0%
      Neuca SA                                                              21,617   2,188,499             0.0%
      Newag SA                                                                 182         829             0.0%
      Orange Polska SA                                                   4,211,819   5,023,089             0.0%
      Orbis SA                                                              69,446   1,557,146             0.0%
*     Pelion SA                                                             30,487     419,477             0.0%
      Pfleiderer Grajewo SA                                                 84,552     968,670             0.0%
      PGE Polska Grupa Energetyczna SA                                   6,193,372  18,395,900             0.1%
*     PKP Cargo SA                                                          47,169     776,747             0.0%
#*    Polnord SA                                                           277,978     651,235             0.0%
      Polski Koncern Naftowy Orlen SA                                    2,073,148  61,957,229             0.3%
      Polskie Gornictwo Naftowe i Gazownictwo SA                         5,392,600   9,194,915             0.1%
*     Powszechna Kasa Oszczednosci Bank Polski SA                        2,391,846  21,776,705             0.1%
      Powszechny Zaklad Ubezpieczen SA                                   2,004,951  22,121,894             0.1%
#*    Rafako SA                                                            380,545     750,656             0.0%
      Stalexport Autostrady SA                                             373,644     375,591             0.0%
      Stalprodukt SA                                                         6,379     887,073             0.0%
      Synthos SA                                                         4,183,285   5,809,910             0.0%
*     Tauron Polska Energia SA                                          10,090,815   8,558,672             0.1%
      Trakcja SA                                                           504,762   2,131,487             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                         SHARES     VALUE++    OF NET ASSETS**
                                                                        --------- ------------ ---------------
POLAND -- (Continued)
*     Vistula Group SA                                                    739,233 $    611,817             0.0%
      Warsaw Stock Exchange                                               197,452    2,309,976             0.0%
      Wawel SA                                                                508      144,098             0.0%
*     Zespol Elektrowni Patnow Adamow Konin SA                             49,544      222,194             0.0%
                                                                                  ------------ ---------------
TOTAL POLAND                                                                       379,179,006             1.7%
                                                                                  ------------ ---------------
RUSSIA -- (1.3%)
      Etalon Group, Ltd. GDR(29760G103)                                    75,994      292,577             0.0%
      Etalon Group, Ltd. GDR(B5TWX80)                                     650,174    2,501,770             0.0%
      Gazprom PJSC Sponsored ADR                                        7,960,709   37,793,856             0.2%
      Globaltrans Investment P.L.C. GDR                                    71,164      538,712             0.0%
      Globaltrans Investment P.L.C. Sponsored GDR                         193,097    1,462,728             0.0%
*     Lenta, Ltd. GDR(52634T200)                                          305,273    1,944,589             0.0%
*     Lenta, Ltd. GDR(BJ621Y903)                                          143,301      912,517             0.0%
      Lukoil PJSC Sponsored ADR(69343P105)                                 56,281    2,788,724             0.0%
      Lukoil PJSC Sponsored ADR(BYZDW2900)                                598,466   29,705,842             0.1%
      Magnitogorsk Iron & Steel OJSC Sponsored GDR                        630,539    4,855,124             0.0%
*     Mail.Ru Group, Ltd. GDR(560317208)                                      974       25,665             0.0%
*     Mail.Ru Group, Ltd. GDR(B53NQB903)                                  109,976    2,894,958             0.0%
*     Mechel PJSC Sponsored ADR                                           303,990    1,826,977             0.0%
      MegaFon PJSC GDR                                                    320,496    3,429,487             0.0%
      MMC Norilsk Nickel PJSC ADR                                       1,034,973   15,899,063             0.1%
      Novatek PJSC GDR                                                    111,723   13,526,014             0.1%
      Novolipetsk Steel PJSC GDR                                          348,244    6,602,774             0.0%
      O'Key Group SA GDR                                                   71,285      149,697             0.0%
      PhosAgro PJSC GDR                                                   198,874    2,933,327             0.0%
*     PIK Group PJSC GDR                                                  500,801    2,500,731             0.0%
      Ros Agro PLC GDR                                                    136,915    1,674,482             0.0%
      Rosneft Oil Co. PJSC GDR                                          2,952,866   16,337,608             0.1%
      Rostelecom PJSC Sponsored ADR(778529107)                             84,838      670,220             0.0%
      Rostelecom PJSC Sponsored ADR(B114RM901)                            164,180    1,290,571             0.0%
      RusHydro PJSC ADR                                                 4,579,241    6,978,640             0.0%
      Sberbank of Russia PJSC Sponsored ADR(B5SC09903)                  4,081,901   48,663,677             0.2%
      Sberbank of Russia PJSC Sponsored ADR(80585Y308)                    904,005   10,748,619             0.1%
      Severstal PJSC GDR(818150302)                                         4,482       61,314             0.0%
      Severstal PJSC GDR(B1G4YH908)                                       650,882    8,890,710             0.0%
      Tatneft PJSC Sponsored ADR                                          791,008   30,960,517             0.1%
      TMK PJSC GDR(87260R201)                                             168,343      878,751             0.0%
      TMK PJSC GDR(B1FY0V909)                                              80,338      419,174             0.0%
      VEON, Ltd.                                                        2,225,349    9,190,691             0.1%
      VTB Bank PJSC GDR(46630Q202)                                      3,028,712    6,999,353             0.0%
      VTB Bank PJSC GDR(B1W7FX909)                                      3,938,248    9,105,674             0.1%
*     X5 Retail Group NV GDR                                              398,885   14,060,569             0.1%
                                                                                  ------------ ---------------
TOTAL RUSSIA                                                                       299,515,702             1.3%
                                                                                  ------------ ---------------
SOUTH AFRICA -- (6.9%)
      Adcock Ingram Holdings, Ltd.                                        601,185    2,693,163             0.0%
      Adcorp Holdings, Ltd.                                               347,008      355,258             0.0%
      Advtech, Ltd.                                                     2,011,411    2,876,332             0.0%
      Aeci, Ltd.                                                        1,108,848    9,610,767             0.1%
      African Oxygen, Ltd.                                                569,358      847,361             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                          SHARES     VALUE++   OF NET ASSETS**
                                                                        ---------- ----------- ---------------
SOUTH AFRICA -- (Continued)
#*    African Phoenix Investments, Ltd.                                  4,779,215 $   207,423             0.0%
      African Rainbow Minerals, Ltd.                                     1,279,313   8,087,114             0.0%
      Afrimat, Ltd.                                                         51,112     114,721             0.0%
      Alexander Forbes Group Holdings, Ltd.                                907,733     437,871             0.0%
      Alviva Holdings, Ltd.                                              1,291,906   2,036,208             0.0%
*     Anglo American Platinum, Ltd.                                        260,636   6,436,019             0.0%
      AngloGold Ashanti, Ltd.                                              112,707   1,290,711             0.0%
#     AngloGold Ashanti, Ltd. Sponsored ADR                              4,151,296  47,449,313             0.2%
*     ArcelorMittal South Africa, Ltd.                                   1,520,629     853,890             0.0%
      Ascendis Health, Ltd.                                                655,638   1,224,043             0.0%
      Aspen Pharmacare Holdings, Ltd.                                    1,420,782  29,469,006             0.1%
      Assore, Ltd.                                                         231,484   3,731,625             0.0%
      Astral Foods, Ltd.                                                   446,669   5,191,303             0.0%
*     Attacq, Ltd.                                                       2,469,291   3,142,660             0.0%
*     Aveng, Ltd.                                                        3,284,303   1,401,471             0.0%
      AVI, Ltd.                                                          3,831,868  28,012,347             0.1%
#     Barclays Africa Group, Ltd.                                        3,305,801  36,307,575             0.2%
      Barloworld, Ltd.                                                   2,793,268  25,162,128             0.1%
      Bid Corp., Ltd.                                                    1,753,694  37,152,091             0.2%
      Bidvest Group, Ltd. (The)                                          2,310,496  27,578,184             0.1%
      Blue Label Telecoms, Ltd.                                          3,767,244   4,781,454             0.0%
#*    Brait SE                                                           1,295,846   8,269,233             0.0%
#     Capitec Bank Holdings, Ltd.                                          293,013  16,730,220             0.1%
      Cashbuild, Ltd.                                                      211,680   5,752,217             0.0%
      Caxton and CTP Publishers and Printers, Ltd.                         433,083     383,994             0.0%
      City Lodge Hotels, Ltd.                                              270,509   3,011,985             0.0%
      Clicks Group, Ltd.                                                 2,178,016  21,889,567             0.1%
      Clover Industries, Ltd.                                              478,086     581,310             0.0%
*     Consolidated Infrastructure Group, Ltd.                              428,833     583,518             0.0%
      Coronation Fund Managers, Ltd.                                     2,187,928  10,379,599             0.1%
*     Curro Holdings, Ltd.                                                 271,201     938,479             0.0%
      DataTec, Ltd.                                                      1,949,289   8,478,548             0.0%
#     Discovery, Ltd.                                                    2,287,967  22,906,850             0.1%
      Distell Group, Ltd.                                                  185,149   1,862,616             0.0%
#     DRDGOLD, Ltd.                                                      3,764,725   1,468,319             0.0%
#     DRDGOLD, Ltd. Sponsored ADR                                            4,569      17,728             0.0%
*     enX Group, Ltd.                                                      187,307     231,112             0.0%
      EOH Holdings, Ltd.                                                 1,082,894  11,465,397             0.1%
*     Evraz Highveld Steel and Vanadium, Ltd.                               35,483          67             0.0%
*     eXtract Group, Ltd.                                                1,440,821      12,966             0.0%
#     Exxaro Resources, Ltd.                                             1,414,581  12,034,366             0.1%
      Famous Brands, Ltd.                                                  675,811   7,500,325             0.0%
      FirstRand, Ltd.                                                   18,295,995  68,259,037             0.3%
      Foschini Group, Ltd. (The)                                         2,316,384  27,656,850             0.1%
      Gold Fields, Ltd.                                                    815,561   2,673,010             0.0%
      Gold Fields, Ltd. Sponsored ADR                                    7,415,655  24,100,879             0.1%
      Grand Parade Investments, Ltd.                                       885,554     241,312             0.0%
*     Grindrod, Ltd.                                                     5,100,011   4,587,700             0.0%
      Group Five, Ltd.                                                     715,984     836,413             0.0%
      Harmony Gold Mining Co., Ltd.                                      1,638,854   3,548,735             0.0%
#     Harmony Gold Mining Co., Ltd. Sponsored ADR                        4,049,087   8,827,010             0.1%
      Holdsport, Ltd.                                                       97,217     460,515             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                          SHARES     VALUE++   OF NET ASSETS**
                                                                        ---------- ----------- ---------------
SOUTH AFRICA -- (Continued)
*     Howden Africa Holdings, Ltd.                                          15,743 $    38,886             0.0%
      Hudaco Industries, Ltd.                                              248,449   2,529,914             0.0%
      Hulamin, Ltd.                                                        608,267     315,295             0.0%
*     Impala Platinum Holdings, Ltd.                                     4,377,700  14,047,185             0.1%
      Imperial Holdings, Ltd.                                            1,585,967  20,058,581             0.1%
      Investec, Ltd.                                                     2,313,298  17,358,228             0.1%
      Invicta Holdings, Ltd.                                               119,106     487,646             0.0%
      JSE, Ltd.                                                            956,520  10,197,784             0.1%
      KAP Industrial Holdings, Ltd.                                      4,588,516   3,214,695             0.0%
#*    Kumba Iron Ore, Ltd.                                                 518,653   6,742,773             0.0%
#     Lewis Group, Ltd.                                                  1,258,758   3,563,941             0.0%
#     Liberty Holdings, Ltd.                                             1,332,621  10,745,540             0.1%
#     Life Healthcare Group Holdings, Ltd.                              10,545,462  22,698,706             0.1%
      Massmart Holdings, Ltd.                                            1,208,504  11,686,358             0.1%
      Merafe Resources, Ltd.                                             7,873,464     977,024             0.0%
      Metair Investments, Ltd.                                           1,164,828   1,994,869             0.0%
      Metrofile Holdings, Ltd.                                             113,854      37,481             0.0%
      MMI Holdings, Ltd.                                                10,936,323  19,087,813             0.1%
      Mondi, Ltd.                                                          854,998  22,168,562             0.1%
      Mpact, Ltd.                                                        1,318,130   3,053,262             0.0%
      Mr. Price Group, Ltd.                                              1,476,304  17,353,815             0.1%
      MTN Group, Ltd.                                                    9,901,001  93,636,938             0.4%
      Murray & Roberts Holdings, Ltd.                                    3,861,664   4,048,427             0.0%
#*    Nampak, Ltd.                                                       5,075,553   6,797,822             0.0%
      Naspers, Ltd. Class N                                                466,930  88,787,427             0.4%
      Nedbank Group, Ltd.                                                1,622,576  27,356,370             0.1%
      Netcare, Ltd.                                                      7,818,253  15,513,820             0.1%
      New Europe Property Investments P.L.C.                               480,615   5,272,050             0.0%
*     Northam Platinum, Ltd.                                             2,918,502  10,838,662             0.1%
      Oceana Group, Ltd.                                                   350,252   2,605,282             0.0%
      Omnia Holdings, Ltd.                                                 566,590   6,752,971             0.0%
      Peregrine Holdings, Ltd.                                           2,655,271   5,274,380             0.0%
#     Pick n Pay Stores, Ltd.                                            2,272,655  10,797,902             0.1%
      Pioneer Foods Group, Ltd.                                            871,347  10,747,625             0.1%
*     PPC, Ltd.                                                         13,418,152   6,286,764             0.0%
      PSG Group, Ltd.                                                      534,173  10,125,350             0.1%
      Raubex Group, Ltd.                                                 1,104,440   1,991,602             0.0%
      RCL Foods, Ltd.                                                      179,895     193,598             0.0%
      Reunert, Ltd.                                                      1,656,101   8,769,834             0.0%
      Rhodes Food Group Pty, Ltd.                                          367,325     673,127             0.0%
*     Royal Bafokeng Platinum, Ltd.                                        309,377     817,310             0.0%
#     Sanlam, Ltd.                                                       9,204,888  48,882,409             0.2%
      Santam, Ltd.                                                         249,559   4,615,870             0.0%
      Sappi, Ltd.                                                        5,132,845  38,118,651             0.2%
      Sasol, Ltd.                                                        1,457,316  44,659,233             0.2%
#     Sasol, Ltd. Sponsored ADR                                          1,144,917  34,942,867             0.2%
      Shoprite Holdings, Ltd.                                            2,777,835  43,578,917             0.2%
      Sibanye Gold, Ltd.                                                 3,213,511   6,457,375             0.0%
#     Sibanye Gold, Ltd. Sponsored ADR                                     916,723   7,342,951             0.0%
#     SPAR Group, Ltd. (The)                                             1,501,349  20,235,642             0.1%
      Spur Corp., Ltd.                                                     473,770   1,104,382             0.0%
      Standard Bank Group, Ltd.                                          6,505,944  72,245,795             0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES      VALUE++     OF NET ASSETS**
                                                                        --------- -------------- ---------------
SOUTH AFRICA -- (Continued)
*     Stefanutti Stocks Holdings, Ltd.                                    186,764 $       44,782             0.0%
#     Steinhoff International Holdings NV                               9,034,034     45,956,987             0.2%
      Sun International, Ltd.                                             940,422      5,133,373             0.0%
*     Super Group, Ltd.                                                 3,770,917     10,374,456             0.1%
      Telkom SA SOC, Ltd.                                               2,457,987     13,756,141             0.1%
      Tiger Brands, Ltd.                                                1,089,070     32,891,921             0.2%
      Tongaat Hulett, Ltd.                                                838,735      7,572,170             0.0%
      Transaction Capital, Ltd.                                           296,665        325,507             0.0%
      Trencor, Ltd.                                                       692,864      2,086,070             0.0%
#     Truworths International, Ltd.                                     3,604,113     23,337,209             0.1%
      Tsogo Sun Holdings, Ltd.                                          3,708,806      6,986,904             0.0%
#     Vodacom Group, Ltd.                                               1,413,030     15,981,136             0.1%
      Wilson Bayly Holmes-Ovcon, Ltd.                                     572,925      6,127,325             0.0%
      Woolworths Holdings, Ltd.                                         6,199,358     33,604,236             0.2%
                                                                                  -------------- ---------------
TOTAL SOUTH AFRICA                                                                 1,594,147,843             7.1%
                                                                                  -------------- ---------------
SOUTH KOREA -- (15.5%)
#*    3S Korea Co., Ltd.                                                   61,927        131,080             0.0%
      ABco Electronics Co., Ltd.                                           32,292        208,473             0.0%
#     Able C&C Co., Ltd.                                                   64,236      1,650,352             0.0%
#     ABOV Semiconductor Co., Ltd.                                         54,098        448,452             0.0%
#*    Ace Technologies Corp.                                              118,657        411,553             0.0%
#*    Actoz Soft Co., Ltd.                                                 42,950        737,704             0.0%
#     Advanced Nano Products Co., Ltd.                                     45,920        520,235             0.0%
#*    Advanced Process Systems Corp.                                       45,365      2,077,086             0.0%
      Aekyung Petrochemical Co., Ltd.                                     123,544      1,372,089             0.0%
      AfreecaTV Co., Ltd.                                                  74,387      1,551,706             0.0%
#*    Agabang&Company                                                     207,215      1,315,466             0.0%
#     Ahn-Gook Pharmaceutical Co., Ltd.                                    34,580        370,455             0.0%
#     Ahnlab, Inc.                                                         16,302      1,038,512             0.0%
#     AJ Networks Co., Ltd.                                                37,399        208,440             0.0%
#*    AJ Rent A Car Co., Ltd.                                             176,358      1,781,834             0.0%
#*    Ajin Industrial Co., Ltd.                                            32,298        239,503             0.0%
      AK Holdings, Inc.                                                    51,257      2,903,199             0.0%
*     Alticast Corp.                                                       12,322         43,536             0.0%
#     ALUKO Co., Ltd.                                                     236,881        906,346             0.0%
*     ALVOGEN KOREA Co,.Ltd.                                                2,857         72,353             0.0%
#*    Aminologics Co., Ltd.                                               102,326        230,582             0.0%
      Amorepacific Corp.                                                   81,850     20,990,694             0.1%
      AMOREPACIFIC Group                                                   99,381     11,481,729             0.1%
#*    Amotech Co., Ltd.                                                    90,592      1,922,964             0.0%
#*    Anam Electronics Co., Ltd.                                          287,995        931,971             0.0%
#     Anapass, Inc.                                                        53,579        614,368             0.0%
#*    APS Holdings Corp.                                                   39,567        536,432             0.0%
#     Asia Cement Co., Ltd.                                                11,962        852,785             0.0%
      ASIA Holdings Co., Ltd.                                              12,865      1,110,149             0.0%
      Asia Paper Manufacturing Co., Ltd.                                   41,858        735,228             0.0%
*     Asiana Airlines, Inc.                                             1,123,248      4,443,314             0.0%
#     Atinum Investment Co., Ltd.                                         458,128        816,447             0.0%
      AtlasBX Co., Ltd.                                                       255         11,943             0.0%
*     AUK Corp.                                                           187,204        404,300             0.0%
#     Aurora World Corp.                                                   28,417        248,957             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE++   OF NET ASSETS**
                                                                        --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#     Austem Co., Ltd.                                                    103,013 $   310,847             0.0%
#     Autech Corp.                                                        140,519   1,369,693             0.0%
#*    Automobile & PCB                                                    148,708     218,000             0.0%
#     Avaco Co., Ltd.                                                      92,390     505,891             0.0%
#     Avatec Co., Ltd.                                                     19,435     117,405             0.0%
#     Baiksan Co., Ltd.                                                    89,150     681,282             0.0%
#*    Barun Electronics Co., Ltd.                                         281,064     501,330             0.0%
#*    Barunson Entertainment & Arts Corp.                                 378,196     911,561             0.0%
      Bcworld Pharm Co., Ltd.                                              10,007     203,856             0.0%
      BGF retail Co., Ltd.                                                 61,718   5,941,700             0.1%
#*    BH Co., Ltd.                                                         93,670   1,808,989             0.0%
      Binggrae Co., Ltd.                                                   35,709   2,153,210             0.0%
#*    BioSmart Co., Ltd.                                                   84,473     362,721             0.0%
#*    Biovill Co., Ltd.                                                    75,461     308,318             0.0%
#     BIT Computer Co., Ltd.                                               58,762     307,720             0.0%
      Bixolon Co., Ltd.                                                    11,636     128,779             0.0%
#     Bluecom Co., Ltd.                                                    92,240     898,385             0.0%
      BNK Financial Group, Inc.                                         1,585,116  13,293,942             0.1%
#     Boditech Med, Inc.                                                   50,268     852,202             0.0%
#*    Bohae Brewery Co., Ltd.                                             672,238     728,765             0.0%
#     BoKwang Industry Co., Ltd.                                           65,606     405,297             0.0%
      Bookook Securities Co., Ltd.                                          8,248     135,846             0.0%
#*    Boryung Medience Co., Ltd.                                           42,086     454,691             0.0%
#     Boryung Pharmaceutical Co., Ltd.                                     21,741     952,380             0.0%
#*    Bosung Power Technology Co., Ltd.                                   358,216     895,465             0.0%
*     Brain Contents Co., Ltd.                                            170,374     163,173             0.0%
#     BRIDGETEC Corp.                                                      29,024     212,086             0.0%
#*    Bubang Co., Ltd.                                                    200,958     712,707             0.0%
*     BUGS Corp.                                                           16,527     180,747             0.0%
#     Bukwang Pharmaceutical Co., Ltd.                                     84,548   1,547,703             0.0%
      Busan City Gas Co., Ltd.                                                449      13,731             0.0%
      BYC Co., Ltd.                                                           342     111,817             0.0%
#     Byucksan Corp.                                                      334,875   1,127,225             0.0%
#*    C&S Asset Management Co., Ltd.                                       74,925     138,501             0.0%
#*    CammSys Corp.                                                       265,277     654,519             0.0%
#*    Capro Corp.                                                         264,935   1,776,622             0.0%
#     Caregen Co., Ltd.                                                     7,990     502,795             0.0%
      Cell Biotech Co., Ltd.                                               52,271   1,695,509             0.0%
#*    Celltrion Pharm, Inc.                                                59,277   1,040,845             0.0%
#*    Celltrion, Inc.                                                     157,770  12,413,810             0.1%
#*    Chabiotech Co., Ltd.                                                144,394   1,621,190             0.0%
#     Changhae Ethanol Co., Ltd.                                           46,886     745,482             0.0%
#*    Charm Engineering Co., Ltd.                                         253,377     628,103             0.0%
      Cheil Worldwide, Inc.                                               237,419   3,847,559             0.0%
#*    Chemtronics Co., Ltd.                                                81,147     491,082             0.0%
#*    Chin Hung International, Inc.                                        73,515     121,136             0.0%
*     China Great Star International, Ltd.                                624,013     792,279             0.0%
      Chinyang Holdings Corp.                                              84,343     243,104             0.0%
*     Choa Pharmaceutical Co.                                              15,349      60,857             0.0%
      Choheung Corp.                                                           51      10,302             0.0%
#     Chokwang Paint, Ltd.                                                 45,669     444,531             0.0%
#     Chong Kun Dang Pharmaceutical Corp.                                  28,395   2,904,895             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                        ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#     Chongkundang Holdings Corp.                                        20,528 $ 1,235,890             0.0%
#     Choong Ang Vaccine Laboratory                                      20,453     344,013             0.0%
      Chosun Refractories Co., Ltd.                                       2,438     188,747             0.0%
#     Chungdahm Learning, Inc.                                           57,668     923,926             0.0%
#     CJ CGV Co., Ltd.                                                   69,033   5,184,182             0.0%
      CJ CheilJedang Corp.                                               62,617  18,777,216             0.1%
      CJ Corp.                                                           94,890  15,587,355             0.1%
      CJ E&M Corp.                                                      102,591   7,255,811             0.1%
#     CJ Freshway Corp.                                                  40,881   1,234,485             0.0%
      CJ Hellovision Co., Ltd.                                          244,513   2,025,472             0.0%
#*    CJ Korea Express Corp.                                             31,590   4,617,506             0.0%
      CJ O Shopping Co., Ltd.                                            33,125   5,559,194             0.0%
#*    CJ Seafood Corp.                                                  111,853     325,085             0.0%
#     CKD Bio Corp.                                                      20,467     406,936             0.0%
#     Com2uSCorp                                                         75,042   7,909,589             0.1%
#     Coreana Cosmetics Co., Ltd.                                        72,510     407,971             0.0%
#     Cosmax BTI, Inc.                                                   52,579   1,621,253             0.0%
#     Cosmax, Inc.                                                       50,017   6,242,659             0.1%
#*    Cosmochemical Co., Ltd.                                            56,863     272,602             0.0%
#*    COSON Co., Ltd.                                                    64,070     754,026             0.0%
      Coway Co., Ltd.                                                   162,593  14,337,190             0.1%
#*    Crown Confectionery Co., Ltd.                                      52,596     857,416             0.0%
#     Crown Haitai Holdings Co., Ltd.                                    40,844   1,140,025             0.0%
#*    CrucialTec Co., Ltd.                                              195,114   1,048,121             0.0%
      CS Wind Corp.                                                      36,431     620,539             0.0%
#*    CTC BIO, Inc.                                                      41,779     313,679             0.0%
#*    CTL, Inc.                                                         218,717     282,419             0.0%
      Cuckoo Electronics Co., Ltd.                                       11,231   1,287,651             0.0%
#*    CUROCOM Co., Ltd.                                                 140,600     284,977             0.0%
#*    Curoholdings Co., Ltd.                                            128,968     142,062             0.0%
#     D.I Corp.                                                         179,168   1,129,699             0.0%
#     Dae Dong Industrial Co., Ltd.                                      88,272     509,404             0.0%
      Dae Han Flour Mills Co., Ltd.                                       8,104   1,253,299             0.0%
#     Dae Hwa Pharmaceutical Co., Ltd.                                   37,069     672,056             0.0%
#     Dae Hyun Co., Ltd.                                                227,043     640,234             0.0%
#*    Dae Won Chemical Co., Ltd.                                        174,638     410,989             0.0%
      Dae Won Kang Up Co., Ltd.                                         132,999     548,167             0.0%
#*    Dae Young Packaging Co., Ltd.                                     899,815     768,780             0.0%
#     Dae-Il Corp.                                                      155,544   1,399,948             0.0%
#*    Daea TI Co., Ltd.                                                 289,058     527,220             0.0%
#     Daebongls Co., Ltd.                                                25,975     295,394             0.0%
#*    Daechang Co., Ltd.                                                320,461     309,344             0.0%
      Daechang Forging Co., Ltd.                                            345      15,727             0.0%
      Daeduck Electronics Co.                                           247,088   2,014,442             0.0%
#     Daeduck GDS Co., Ltd.                                             176,084   2,318,441             0.0%
#     Daegu Department Store                                             32,810     376,410             0.0%
#     Daehan New Pharm Co., Ltd.                                         37,505     508,861             0.0%
#     Daehan Steel Co., Ltd.                                            128,030   1,141,203             0.0%
#     Daekyo Co., Ltd.                                                  184,670   1,387,410             0.0%
#*    Daekyung Machinery & Engineering Co., Ltd.                        821,376     519,445             0.0%
#     Daelim B&Co Co., Ltd.                                              54,028     368,914             0.0%
      Daelim Industrial Co., Ltd.                                       162,540  11,465,539             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
SOUTH KOREA -- (Continued)
*                 DAEMYUNG Corp. Co., Ltd.                                            109,718 $   149,796             0.0%
#                 Daeryuk Can Co., Ltd.                                               102,827     648,189             0.0%
                  Daesang Corp.                                                       150,853   3,148,199             0.0%
                  Daesang Holdings Co., Ltd.                                          164,049   1,401,517             0.0%
                  Daesung Energy Co., Ltd.                                              9,551      52,596             0.0%
#                 Daesung Holdings Co., Ltd.                                           22,393     178,040             0.0%
#*                Daewon Cable Co., Ltd.                                              264,798     296,176             0.0%
#*                Daewon Media Co., Ltd.                                               38,825     253,513             0.0%
#                 Daewon Pharmaceutical Co., Ltd.                                      78,231   1,501,358             0.0%
#                 Daewon San Up Co., Ltd.                                              59,109     359,773             0.0%
*                 Daewoo Engineering & Construction Co., Ltd.                         531,313   3,407,029             0.0%
*                 Daewoo Shipbuilding & Marine Engineering Co., Ltd.                  720,658   1,063,982             0.0%
#                 Daewoong Co., Ltd.                                                   19,604   1,107,747             0.0%
#                 Daewoong Pharmaceutical Co., Ltd.                                    20,111   1,593,182             0.0%
*                 Dahaam E-Tec Co., Ltd.                                                1,420       4,212             0.0%
                  Daihan Pharmaceutical Co., Ltd.                                      27,814     668,265             0.0%
                  DaiShin Information & Communications Co., Ltd.                       14,863      18,081             0.0%
                  Daishin Securities Co., Ltd.                                        474,565   5,143,218             0.0%
#*                Danal Co., Ltd.                                                     115,123     596,118             0.0%
#                 Daou Data Corp.                                                     210,559   2,163,938             0.0%
#                 Daou Technology, Inc.                                               262,386   4,780,365             0.0%
#*                Dasan Networks, Inc.                                                100,338     563,820             0.0%
#                 Dawonsys Co., Ltd.                                                   55,469     603,646             0.0%
#                 Dayou Automotive Seat Technology Co., Ltd.                          728,990     947,854             0.0%
*                 Dayou Plus Co., Ltd.                                                202,193     189,986             0.0%
#                 DCM Corp.                                                            24,570     277,234             0.0%
#*                Deutsch Motors, Inc.                                                 46,703     200,817             0.0%
                  DGB Financial Group, Inc.                                         1,241,812  12,694,453             0.1%
#                 DHP Korea Co., Ltd.                                                  42,397     329,436             0.0%
                  Digital Chosun Co., Ltd.                                            119,317     248,911             0.0%
#*                Digital Optics Co., Ltd.                                             95,326     221,618             0.0%
#                 Digital Power Communications Co., Ltd.                              216,951     800,201             0.0%
#*                DIO Corp.                                                            85,316   2,635,931             0.0%
                  Display Tech Co., Ltd.                                               15,091      54,168             0.0%
#                 DMS Co., Ltd.                                                       133,469   1,335,784             0.0%
#*                DNF Co., Ltd.                                                        58,492     742,473             0.0%
#                 Dong A Eltek Co., Ltd.                                               61,280   1,261,432             0.0%
                  Dong Ah Tire & Rubber Co., Ltd.                                      63,784   1,395,701             0.0%
#                 Dong-A Socio Holdings Co., Ltd.                                      18,627   2,404,194             0.0%
#                 Dong-A ST Co., Ltd.                                                  24,548   2,021,235             0.0%
#                 Dong-Ah Geological Engineering Co., Ltd.                             60,144     698,780             0.0%
#                 Dong-Il Corp.                                                         6,747     339,205             0.0%
#                 Dongbang Transport Logistics Co., Ltd.                              107,587     177,963             0.0%
#*                DONGBU Co., Ltd.                                                    585,564     368,856             0.0%
#*                Dongbu Corp.                                                         17,293     181,989             0.0%
*                 Dongbu HiTek Co., Ltd.                                              233,405   4,324,260             0.0%
                  Dongbu Insurance Co., Ltd.                                          361,876  21,609,419             0.1%
*                 Dongbu Securities Co., Ltd.                                         212,608     685,099             0.0%
#*                Dongbu Steel Co., Ltd.                                               20,794     283,380             0.0%
                  Dongil Industries Co., Ltd.                                           9,896     663,310             0.0%
#                 Dongjin Semichem Co., Ltd.                                          317,117   2,882,942             0.0%
#*                Dongkook Industrial Co., Ltd.                                       401,634     977,184             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
SOUTH KOREA -- (Continued)
                  DongKook Pharmaceutical Co., Ltd.                                    22,112 $ 1,316,956             0.0%
                  Dongkuk Industries Co., Ltd.                                        272,824   1,097,417             0.0%
                  Dongkuk Steel Mill Co., Ltd.                                        649,997   6,325,362             0.1%
#                 Dongkuk Structures & Construction Co., Ltd                          216,857   1,263,143             0.0%
                  Dongsuh Cos., Inc.                                                   43,911   1,189,517             0.0%
#                 Dongsung Chemical Co., Ltd.                                          22,347     363,108             0.0%
#                 DONGSUNG Corp.                                                      260,628   1,359,617             0.0%
#                 Dongsung Finetec Co., Ltd.                                          109,837     669,973             0.0%
#*                Dongsung Pharmaceutical Co., Ltd.                                    75,856     279,410             0.0%
#                 Dongwha Enterprise Co., Ltd.                                         20,699     590,142             0.0%
                  Dongwha Pharm Co., Ltd.                                             144,157   1,164,657             0.0%
#                 Dongwon Development Co., Ltd.                                       183,139     737,053             0.0%
#                 Dongwon F&B Co., Ltd.                                                 8,727   1,962,842             0.0%
                  Dongwon Industries Co., Ltd.                                          6,226   1,847,316             0.0%
#                 Dongwon Systems Corp.                                                16,135     815,157             0.0%
                  Dongyang E&P, Inc.                                                   43,308     521,023             0.0%
#*                Dongyang Steel Pipe Co., Ltd.                                       568,470     613,776             0.0%
                  Doosan Corp.                                                         57,092   4,874,186             0.0%
#*                Doosan Engine Co., Ltd.                                             385,877   1,284,580             0.0%
#                 Doosan Heavy Industries & Construction Co., Ltd.                    406,070   8,285,118             0.1%
*                 Doosan Infracore Co., Ltd.                                        1,115,689   9,227,591             0.1%
                  DoubleUGames Co., Ltd.                                               12,636     608,509             0.0%
#*                Dragonfly GF Co., Ltd.                                               36,843     201,558             0.0%
#                 DRB Holding Co., Ltd.                                                68,305     650,747             0.0%
#                 DSK Co., Ltd.                                                        22,432     171,784             0.0%
#                 DSR Corp.                                                            15,255     125,946             0.0%
#                 DSR Wire Corp.                                                       72,923     588,024             0.0%
#*                DST ROBOT Co., Ltd.                                                 104,862     225,853             0.0%
#*                Duk San Neolux Co., Ltd.                                             18,173     597,399             0.0%
#*                Duksan Hi-Metal Co., Ltd.                                            56,787     439,869             0.0%
#                 Duksung Co., Ltd.                                                    29,285     139,782             0.0%
                  DuzonBIzon Co., Ltd.                                                131,450   3,141,272             0.0%
#                 DY Corp.                                                            192,270   1,176,869             0.0%
#                 DY POWER Corp.                                                       36,789     384,331             0.0%
#                 e Tec E&C, Ltd.                                                      12,254   1,559,862             0.0%
                  e-Credible Co., Ltd.                                                  1,377      16,209             0.0%
#                 e-LITECOM Co., Ltd.                                                  66,770     563,627             0.0%
                  E-MART, Inc.                                                         88,519  17,880,188             0.1%
#*                e-Starco Co., Ltd.                                                  161,166     216,587             0.0%
#                 E1 Corp.                                                             19,545     999,339             0.0%
#                 Eagon Industrial, Ltd.                                               68,615     614,562             0.0%
#                 Easy Bio, Inc.                                                      487,104   2,703,423             0.0%
#*                EcoBio Holdings Co., Ltd.                                            44,303     329,513             0.0%
#*                Ecopro Co., Ltd.                                                    149,228   1,892,762             0.0%
#                 EG Corp.                                                             23,730     164,095             0.0%
#*                Ehwa Technologies Information Co., Ltd.                           1,107,412     364,457             0.0%
#                 Elcomtec Co., Ltd.                                                  135,076     308,234             0.0%
#                 Elentec Co., Ltd.                                                   120,951     643,663             0.0%
#*                ELK Corp.                                                           191,288     250,798             0.0%
#                 EM-Tech Co., Ltd.                                                   118,971   1,227,725             0.0%
#*                Emerson Pacific, Inc.                                                23,656     627,771             0.0%
#*                EMKOREA Co., Ltd.                                                    48,875     160,993             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#*                EMW Co., Ltd.                                                      73,347 $   191,885             0.0%
#                 Enex Co., Ltd.                                                    131,253     278,366             0.0%
#                 ENF Technology Co., Ltd.                                          105,533   1,848,630             0.0%
#                 Eo Technics Co., Ltd.                                              37,384   2,783,378             0.0%
#                 Estechpharma Co., Ltd.                                             49,806     459,164             0.0%
*                 ESTsoft Corp.                                                       3,612      27,382             0.0%
#                 Eugene Corp.                                                      517,128   2,672,658             0.0%
#*                Eugene Investment & Securities Co., Ltd.                          988,477   2,625,129             0.0%
                  Eugene Technology Co., Ltd.                                        80,195   1,200,813             0.0%
#                 Eusu Holdings Co., Ltd.                                           109,713     674,057             0.0%
#                 EVERDIGM Corp.                                                     52,314     456,762             0.0%
#*                EXA E&C, Inc.                                                      34,309      55,313             0.0%
#                 F&F Co., Ltd.                                                      58,799   1,391,613             0.0%
#                 Farmsco                                                            88,745     985,252             0.0%
#*                FarmStory Co., Ltd.                                               415,445     552,711             0.0%
#                 Feelux Co., Ltd.                                                  201,867     708,437             0.0%
#                 Fila Korea, Ltd.                                                   51,802   3,158,745             0.0%
#                 Fine DNC Co., Ltd.                                                 50,636     188,054             0.0%
                  Fine Semitech Corp.                                                10,882      45,977             0.0%
#                 Fine Technix Co., Ltd.                                            181,407     449,533             0.0%
#*                Finetex EnE, Inc.                                                  62,200     317,889             0.0%
#*                Firstec Co., Ltd.                                                 151,053     538,966             0.0%
#*                Foosung Co., Ltd.                                                 395,901   2,515,505             0.0%
                  Fursys, Inc.                                                       11,270     312,951             0.0%
#*                G-SMATT GLOBAL Co., Ltd.                                           93,843   1,149,969             0.0%
#*                Gamevil, Inc.                                                      36,545   2,403,739             0.0%
                  Gaon Cable Co., Ltd.                                               15,900     335,761             0.0%
#*                GemVax & Kael Co., Ltd.                                             3,000      34,384             0.0%
#*                GeneOne Life Science, Inc.                                          7,391      62,335             0.0%
#*                Genic Co., Ltd.                                                    28,414     334,365             0.0%
#*                Genie Music Corp.                                                  73,457     406,888             0.0%
                  Geumhwa PSC Co., Ltd.                                                 874      28,067             0.0%
*                 Gigalane Co., Ltd.                                                  7,211      37,994             0.0%
                  GIIR, Inc.                                                         16,730     146,709             0.0%
#*                Global Display Co., Ltd.                                           53,667     162,475             0.0%
#*                GNCO Co., Ltd.                                                    526,170     958,256             0.0%
                  Golfzon Co., Ltd.                                                  17,066     788,855             0.0%
#                 GOLFZONNEWDIN Co., Ltd.                                           239,417   1,196,375             0.0%
#*                Good People Co., Ltd.                                               8,052      18,403             0.0%
#                 Grand Korea Leisure Co., Ltd.                                     183,550   3,498,910             0.0%
#                 Green Cross Corp.                                                  15,757   2,268,879             0.0%
                  Green Cross Holdings Corp.                                        105,383   3,017,047             0.0%
#*                GS Engineering & Construction Corp.                               312,395   8,575,125             0.1%
*                 GS Global Corp.                                                   522,293   1,499,837             0.0%
                  GS Holdings Corp.                                                 495,962  25,814,882             0.1%
                  GS Home Shopping, Inc.                                             17,964   3,210,314             0.0%
                  GS Retail Co., Ltd.                                               103,001   4,805,811             0.0%
#                 Gwangju Shinsegae Co., Ltd.                                         3,041     685,499             0.0%
#                 Haesung Industrial Co., Ltd.                                        6,757      83,098             0.0%
#*                Halla Corp.                                                       127,046     505,784             0.0%
                  Halla Holdings Corp.                                               87,028   4,633,512             0.0%
#                 Han Kuk Carbon Co., Ltd.                                          235,984   1,380,268             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
SOUTH KOREA -- (Continued)
                  Hana Financial Group, Inc.                                          922,146 $31,671,098             0.2%
#*                Hana Micron, Inc.                                                   125,412     582,600             0.0%
#                 Hana Tour Service, Inc.                                              55,813   4,137,254             0.0%
                  Hancom, Inc.                                                         83,985   1,268,854             0.0%
#                 Handok, Inc.                                                         30,100     612,893             0.0%
                  Handsome Co., Ltd.                                                  100,878   2,779,554             0.0%
                  Hanil Cement Co., Ltd.                                               31,277   3,214,247             0.0%
#*                Hanil Vacuum Co., Ltd.                                               48,568     117,188             0.0%
#*                Hanjin Heavy Industries & Construction Co., Ltd.                    746,604   2,215,090             0.0%
#*                Hanjin Heavy Industries & Construction Holdings Co., Ltd.            85,414     385,855             0.0%
#*                Hanjin Kal Corp.                                                    536,215   9,530,064             0.1%
#*                Hanjin P&C Co., Ltd.                                                155,684     324,028             0.0%
#                 Hanjin Transportation Co., Ltd.                                     107,056   2,857,187             0.0%
#*                Hankook Cosmetics Co., Ltd.                                          72,282     940,101             0.0%
#                 Hankook Cosmetics Manufacturing Co., Ltd.                             3,516      85,815             0.0%
                  Hankook Shell Oil Co., Ltd.                                           4,837   1,713,060             0.0%
                  Hankook Tire Co., Ltd.                                              517,355  26,773,334             0.1%
                  Hankuk Glass Industries, Inc.                                         3,770      86,860             0.0%
                  Hankuk Paper Manufacturing Co., Ltd.                                 17,559     459,712             0.0%
                  Hankuk Steel Wire Co., Ltd.                                           5,197      14,603             0.0%
#                 Hanla IMS Co., Ltd.                                                  12,172      80,727             0.0%
#*                Hanmi Pharm Co., Ltd.                                                29,788   8,071,664             0.1%
#*                Hanmi Science Co., Ltd.                                              33,112   1,763,891             0.0%
#                 Hanmi Semiconductor Co., Ltd.                                        62,140   1,021,195             0.0%
#                 HanmiGlobal Co., Ltd.                                                49,244     445,199             0.0%
                  Hanon Systems                                                       685,114   5,090,731             0.0%
#                 Hans Biomed Corp.                                                    29,741     445,271             0.0%
#                 Hansae Co., Ltd.                                                    124,022   2,975,764             0.0%
#                 Hansae Yes24 Holdings Co., Ltd.                                     107,923     951,643             0.0%
#                 Hanshin Construction                                                 37,257     600,919             0.0%
#                 Hanshin Machinery Co.                                               161,063     446,232             0.0%
#                 Hansol Chemical Co., Ltd.                                            62,465   4,466,803             0.0%
*                 Hansol Holdings Co., Ltd.                                           458,439   2,553,378             0.0%
#*                Hansol HomeDeco Co., Ltd.                                           541,475     789,088             0.0%
                  Hansol Logistics Co., Ltd.                                           31,484      69,176             0.0%
                  Hansol Paper Co., Ltd.                                              150,578   2,499,684             0.0%
#*                Hansol SeenTec Co., Ltd.                                            211,328     304,281             0.0%
#*                Hansol Technics Co., Ltd.                                           161,520   2,168,522             0.0%
                  Hanssem Co., Ltd.                                                    49,898   9,646,428             0.1%
                  Hanwha Chemical Corp.                                               706,256  15,592,349             0.1%
                  Hanwha Corp.                                                        423,584  14,860,245             0.1%
#*                Hanwha Galleria Timeworld Co., Ltd.                                  12,360     371,632             0.0%
                  Hanwha General Insurance Co., Ltd.                                  395,265   2,572,965             0.0%
#*                Hanwha Investment & Securities Co., Ltd.                          1,527,844   3,432,282             0.0%
                  Hanwha Life Insurance Co., Ltd.                                     963,980   5,207,036             0.0%
*                 Hanwha Techwin Co., Ltd.                                            201,787   9,214,833             0.1%
#                 Hanyang Eng Co., Ltd.                                                54,563     562,766             0.0%
                  Hanyang Securities Co., Ltd.                                         20,514     132,688             0.0%
#                 Harim Co., Ltd.                                                     250,524   1,231,708             0.0%
#                 Harim Holdings Co., Ltd.                                            305,665   1,074,876             0.0%
#                 HB Technology Co., Ltd.                                             409,251   1,944,231             0.0%
#                 Heung-A Shipping Co., Ltd.                                        1,118,203   1,685,720             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SOUTH KOREA -- (Continued)
*                 Heungkuk Fire & Marine Insurance Co., Ltd.                         27,667 $    96,546             0.0%
#                 High Tech Pharm Co., Ltd.                                          21,787     254,567             0.0%
                  Hite Jinro Co., Ltd.                                              168,302   3,091,774             0.0%
                  Hitejinro Holdings Co., Ltd.                                       80,141     781,570             0.0%
#                 HMC Investment Securities Co., Ltd.                               172,231   1,626,913             0.0%
#                 Home Center Holdings Co., Ltd.                                    119,345     400,771             0.0%
#*                Homecast Co., Ltd.                                                113,698     903,106             0.0%
#                 Hotel Shilla Co., Ltd.                                            104,501   4,661,386             0.0%
#                 HS Industries Co., Ltd.                                           262,210   2,336,624             0.0%
                  HS R&A Co., Ltd.                                                   31,125   1,122,841             0.0%
                  Huchems Fine Chemical Corp.                                       106,829   2,177,495             0.0%
*                 Hugel, Inc.                                                         4,633   1,896,882             0.0%
                  Humax Co., Ltd.                                                   163,145   1,705,510             0.0%
#                 Humedix Co., Ltd.                                                  23,122     635,269             0.0%
*                 Huneed Technologies                                                10,137     107,839             0.0%
#*                Huons Co., Ltd.                                                    22,499   1,047,580             0.0%
                  Huons Global Co., Ltd.                                             39,664   1,164,494             0.0%
                  Husteel Co., Ltd.                                                   1,716      24,498             0.0%
#                 Huvis Corp.                                                       131,347     873,451             0.0%
#                 Huvitz Co., Ltd.                                                   39,642     443,867             0.0%
                  Hwa Shin Co., Ltd.                                                165,170     890,603             0.0%
                  Hwacheon Machine Tool Co., Ltd.                                     4,514     203,444             0.0%
#                 Hwail Pharm Co., Ltd.                                              59,147     368,376             0.0%
#                 Hwangkum Steel & Technology Co., Ltd.                              40,273     300,652             0.0%
                  HwaSung Industrial Co., Ltd.                                       81,023   1,045,242             0.0%
#                 Hy-Lok Corp.                                                       59,209   1,164,876             0.0%
                  Hyosung Corp.                                                     145,246  18,344,843             0.1%
#                 Hyundai BNG Steel Co., Ltd.                                       104,349   1,162,461             0.0%
*                 Hyundai Cement Co.                                                  5,301      97,512             0.0%
#                 Hyundai Corp Holdings Inc.                                         43,037     598,998             0.0%
#                 Hyundai Corp.                                                      67,737   1,243,156             0.0%
                  Hyundai Department Store Co., Ltd.                                105,679  10,036,659             0.1%
                  Hyundai Development Co-Engineering & Construction                 268,158  10,525,078             0.1%
                  Hyundai Elevator Co., Ltd.                                         65,548   3,586,099             0.0%
                  Hyundai Engineering & Construction Co., Ltd.                      404,283  17,220,908             0.1%
#                 Hyundai Engineering Plastics Co., Ltd.                            218,743   1,509,812             0.0%
                  Hyundai Glovis Co., Ltd.                                           98,935  12,599,257             0.1%
#                 Hyundai Greenfood Co., Ltd.                                       209,371   2,940,163             0.0%
*                 Hyundai Heavy Industries Co., Ltd.                                123,933  17,970,775             0.1%
                  Hyundai Home Shopping Network Corp.                                24,208   2,595,672             0.0%
                  Hyundai Hy Communications & Networks Co., Ltd.                    266,874     916,701             0.0%
#                 Hyundai Livart Furniture Co., Ltd.                                 63,653   1,590,621             0.0%
                  Hyundai Marine & Fire Insurance Co., Ltd.                         488,345  15,727,127             0.1%
#*                Hyundai Merchant Marine Co., Ltd.                                  41,060     311,713             0.0%
#*                Hyundai Mipo Dockyard Co., Ltd.                                    91,283   7,419,155             0.1%
                  Hyundai Mobis Co., Ltd.                                           181,962  35,486,322             0.2%
                  Hyundai Motor Co.                                                 433,085  54,775,248             0.3%
#                 Hyundai Pharmaceutical Co., Ltd.                                  122,108     486,336             0.0%
#*                Hyundai Rotem Co., Ltd.                                           111,376   2,049,452             0.0%
                  Hyundai Steel Co.                                                 389,249  18,748,977             0.1%
#                 Hyundai Wia Corp.                                                 118,598   6,761,072             0.1%
#                 HyVision System, Inc.                                              67,929     551,927             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
SOUTH KOREA -- (Continued)
                  I Controls, Inc.                                                     11,133 $  295,066             0.0%
#                 i-Components Co., Ltd.                                               44,085    433,666             0.0%
                  i-SENS, Inc.                                                         29,811    772,212             0.0%
                  I3System, Inc.                                                        6,556    275,687             0.0%
#*                iA, Inc.                                                            164,417    553,700             0.0%
#                 ICD Co., Ltd.                                                        57,931    820,870             0.0%
#*                IE, Ltd.                                                          1,180,489    344,426             0.0%
#*                IHQ, Inc.                                                           565,080    870,006             0.0%
#                 Il Dong Holdings Co., Ltd.                                           23,416    393,717             0.0%
                  IL Dong Pharmaceutical Co., Ltd.                                     25,645    505,288             0.0%
                  Ilji Technology Co., Ltd.                                             2,788     15,094             0.0%
#*                Iljin Display Co., Ltd.                                             109,773    561,316             0.0%
                  Iljin Electric Co., Ltd.                                            122,139    524,996             0.0%
#                 Iljin Holdings Co., Ltd.                                            173,109    713,804             0.0%
#                 Iljin Materials Co., Ltd.                                            42,433    627,823             0.0%
#                 Ilshin Spinning Co., Ltd.                                            12,500  1,295,822             0.0%
#                 Ilsung Pharmaceuticals Co., Ltd.                                      3,455    402,215             0.0%
#*                IM Co., Ltd.                                                         81,714    314,927             0.0%
                  iMarketKorea, Inc.                                                  150,988  1,763,306             0.0%
#                 iMBC Co., Ltd.                                                       28,170     93,995             0.0%
#                 InBody Co., Ltd.                                                    107,851  2,528,391             0.0%
                  Industrial Bank of Korea                                            905,758  9,933,061             0.1%
#*                Infinitt Healthcare Co., Ltd.                                        58,127    362,355             0.0%
#*                Infraware, Inc.                                                     126,506    284,397             0.0%
*                 INITECH Co., Ltd.                                                    43,240    295,643             0.0%
#*                InkTec Co., Ltd.                                                      8,166     50,284             0.0%
                  Innocean Worldwide, Inc.                                             25,890  1,451,892             0.0%
#*                InnoWireless, Inc.                                                   22,924    237,595             0.0%
#*                Innox Corp.                                                          77,404  2,242,966             0.0%
#*                Insun ENT Co., Ltd.                                                 183,099    984,454             0.0%
                  Intelligent Digital Integrated Security Co., Ltd.                    27,364    219,820             0.0%
#*                Interflex Co., Ltd.                                                  32,414    796,624             0.0%
                  Intergis Co., Ltd.                                                   13,600     37,472             0.0%
                  Interojo Co., Ltd.                                                   47,224  1,624,009             0.0%
#                 Interpark Corp.                                                      34,340    324,380             0.0%
#                 Interpark Holdings Corp.                                            408,202  1,925,524             0.0%
                  INTOPS Co., Ltd.                                                    133,679  1,432,810             0.0%
#*                INVENIA Co., Ltd.                                                    60,703    281,457             0.0%
                  Inzi Controls Co., Ltd.                                              44,490    209,122             0.0%
                  INZI Display Co., Ltd.                                              124,958    263,673             0.0%
#*                Iones Co., Ltd.                                                      31,166    474,704             0.0%
                  IS Dongseo Co., Ltd.                                                 90,502  3,414,735             0.0%
#                 ISC Co., Ltd.                                                        55,740    993,502             0.0%
#                 ISU Chemical Co., Ltd.                                               73,053  1,097,520             0.0%
#                 IsuPetasys Co., Ltd.                                                216,276    886,947             0.0%
#                 J.ESTINA Co., Ltd.                                                   45,611    357,048             0.0%
#*                Jaeyoung Solutec Co., Ltd.                                           61,384    182,369             0.0%
#                 Jahwa Electronics Co., Ltd.                                          97,182  1,407,908             0.0%
#                 JASTECH, Ltd.                                                        35,037    764,631             0.0%
#                 JB Financial Group Co., Ltd.                                      1,151,507  6,112,836             0.1%
#                 JC Hyun System, Inc.                                                 33,543    194,037             0.0%
*                 Jcontentree Corp.                                                   290,709  1,021,459             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#                 Jeil Pharmaceutical Co.                                            19,239 $ 1,162,856             0.0%
                  Jeju Air Co., Ltd.                                                 44,249   1,258,340             0.0%
#*                Jeju Semiconductor Corp.                                           17,264      56,702             0.0%
#*                Jenax, Inc.                                                         8,092     170,751             0.0%
                  Jinro Distillers Co., Ltd.                                         10,312     285,157             0.0%
#                 Jinsung T.E.C.                                                     53,672     364,308             0.0%
                  JLS Co., Ltd.                                                      30,494     202,848             0.0%
#*                JoyCity Corp.                                                      29,184     591,976             0.0%
*                 Jusung Engineering Co., Ltd.                                      269,854   2,439,821             0.0%
                  JVM Co., Ltd.                                                      16,546     634,949             0.0%
#                 JW Holdings Corp.                                                 249,388   1,711,714             0.0%
#                 JW Pharmaceutical Corp.                                            53,260   2,027,080             0.0%
*                 JYP Entertainment Corp.                                           159,745     989,326             0.0%
#                 Kakao Corp.                                                        53,822   4,272,827             0.0%
                  Kangnam Jevisco Co., Ltd.                                          28,047     936,242             0.0%
                  Kangwon Land, Inc.                                                237,991   7,560,294             0.1%
#                 KAON Media Co., Ltd.                                              113,901   1,180,343             0.0%
                  KB Capital Co., Ltd.                                               71,323   1,703,271             0.0%
                  KB Financial Group, Inc.                                          675,774  29,705,278             0.2%
                  KB Financial Group, Inc. ADR                                      460,499  20,017,892             0.1%
                  KB Insurance Co., Ltd.                                            304,835   8,755,945             0.1%
                  KC Cottrell Co., Ltd.                                               5,541      30,110             0.0%
#                 KC Green Holdings Co., Ltd.                                       106,143     655,369             0.0%
                  KC Tech Co., Ltd.                                                 147,051   1,904,649             0.0%
                  KCC Corp.                                                          33,364   9,971,421             0.1%
#                 KCC Engineering & Construction Co., Ltd.                           18,281     134,829             0.0%
#*                KEC Corp.                                                         620,789     564,301             0.0%
#                 KEPCO Engineering & Construction Co., Inc.                         53,233   1,177,874             0.0%
                  KEPCO Plant Service & Engineering Co., Ltd.                        96,518   4,865,891             0.0%
#                 Keyang Electric Machinery Co., Ltd.                               166,460     800,725             0.0%
#*                KEYEAST Co., Ltd.                                                 559,964   1,185,416             0.0%
#                 KG Chemical Corp.                                                  67,751     815,508             0.0%
                  KG Eco Technology Service Co., Ltd.                               153,754     444,500             0.0%
#                 Kginicis Co., Ltd.                                                 75,281     756,751             0.0%
#                 KGMobilians Co., Ltd.                                             116,067     758,492             0.0%
#                 KH Vatec Co., Ltd.                                                122,214   1,357,999             0.0%
                  Kia Motors Corp.                                                  757,886  23,199,628             0.1%
                  KISCO Corp.                                                        41,483   1,366,707             0.0%
                  KISCO Holdings Co., Ltd.                                            4,978     280,315             0.0%
#                 Kishin Corp.                                                       42,990     172,239             0.0%
                  KISWIRE, Ltd.                                                      53,065   1,761,737             0.0%
                  KIWOOM Securities Co., Ltd.                                        73,101   5,073,724             0.0%
#*                KJ Pretech Co., Ltd.                                               15,679      46,188             0.0%
#*                KleanNara Co., Ltd.                                               148,990     699,834             0.0%
*                 KMH Co., Ltd.                                                      76,477     545,568             0.0%
#*                KMH Hitech Co., Ltd.                                               53,654      65,033             0.0%
#*                KMW Co., Ltd.                                                      20,464     256,225             0.0%
#                 Kocom Co., Ltd.                                                    20,174     154,051             0.0%
#                 Kodaco Co., Ltd.                                                  355,421   1,048,733             0.0%
#*                KODI-M Co., Ltd.                                                  301,326     450,595             0.0%
#                 Koentec Co., Ltd.                                                 342,553     959,214             0.0%
                  Koh Young Technology, Inc.                                         61,162   2,885,062             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#                 Kolao Holdings                                                    141,987 $   834,152             0.0%
                  Kolmar BNH Co., Ltd.                                               24,177     435,068             0.0%
#                 Kolon Corp.                                                        49,474   2,714,350             0.0%
#                 Kolon Global Corp.                                                 46,476     549,309             0.0%
                  Kolon Industries, Inc.                                            116,412   6,992,936             0.1%
                  Kolon Plastic, Inc.                                                41,779     234,736             0.0%
                  Komelon Corp.                                                      19,563     178,689             0.0%
#*                Komipharm International Co., Ltd.                                  49,608   1,611,664             0.0%
*                 KONA I Co., Ltd.                                                  113,093     963,618             0.0%
#                 Kook Soon Dang Brewery Co., Ltd.                                  186,060   1,053,780             0.0%
#                 Kopla Co., Ltd.                                                    19,701     240,548             0.0%
                  Korea Aerospace Industries, Ltd.                                  237,584  13,316,417             0.1%
#                 Korea Alcohol Industrial Co., Ltd.                                126,054   1,005,072             0.0%
                  Korea Autoglass Corp.                                              38,758     570,237             0.0%
#                 Korea Cast Iron Pipe Industries Co., Ltd.                          45,769     371,139             0.0%
#                 Korea Circuit Co., Ltd.                                           128,475   1,494,706             0.0%
#                 Korea District Heating Corp.                                       27,847   1,726,825             0.0%
                  Korea Electric Power Corp.                                        304,017  12,118,195             0.1%
                  Korea Electric Power Corp. Sponsored ADR                          609,536  12,074,908             0.1%
                  Korea Electric Terminal Co., Ltd.                                  39,206   2,450,214             0.0%
#                 Korea Electronic Certification Authority, Inc.                     89,901     613,996             0.0%
#                 Korea Electronic Power Industrial Development Co., Ltd.            93,274     369,628             0.0%
#                 Korea Export Packaging Industrial Co., Ltd.                        11,810     180,564             0.0%
                  Korea Flange Co., Ltd.                                             30,363     338,720             0.0%
                  Korea Fuel-Tech Corp.                                              49,412     222,743             0.0%
*                 Korea Gas Corp.                                                   141,654   5,802,096             0.0%
#                 Korea Industrial Co., Ltd.                                         46,780     166,516             0.0%
#*                Korea Information & Communications Co, Ltd.                       103,894     931,330             0.0%
#                 Korea Information Certificate Authority, Inc.                      62,416     362,773             0.0%
                  Korea Investment Holdings Co., Ltd.                               234,176  10,550,115             0.1%
#                 Korea Kolmar Co., Ltd.                                             72,376   5,102,237             0.0%
#                 Korea Kolmar Holdings Co., Ltd.                                    36,273   1,051,124             0.0%
#*                Korea Line Corp.                                                  125,029   2,649,278             0.0%
#*                Korea Materials & Analysis Corp.                                   15,435     299,596             0.0%
                  Korea Petrochemical Ind Co., Ltd.                                  26,166   5,432,290             0.0%
                  Korea United Pharm, Inc.                                           50,469     911,829             0.0%
                  Korea Zinc Co., Ltd.                                               27,617  10,322,899             0.1%
*                 Korean Air Lines Co., Ltd.                                        333,483   8,969,543             0.1%
                  Korean Reinsurance Co.                                            638,370   6,336,282             0.1%
#                 Kortek Corp.                                                       75,497     981,063             0.0%
                  KPX Chemical Co., Ltd.                                             12,147     653,120             0.0%
#*                KR Motors Co., Ltd.                                               360,460     224,738             0.0%
#                 Ksign Co., Ltd.                                                   146,334     257,690             0.0%
                  KSS LINE, Ltd.                                                     32,449     240,785             0.0%
                  KT Corp.                                                           35,348   1,000,128             0.0%
#                 KT Corp. Sponsored ADR                                            309,798   5,139,549             0.0%
*                 KT Hitel Co., Ltd.                                                 66,277     410,028             0.0%
                  KT Skylife Co., Ltd.                                              219,727   3,126,838             0.0%
#                 KT Submarine Co., Ltd.                                             78,315     337,422             0.0%
                  KT&G Corp.                                                        272,127  24,267,934             0.1%
*                 KTB Investment & Securities Co., Ltd.                             637,185   1,819,357             0.0%
                  KTCS Corp.                                                        195,181     438,891             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#                 Ktis Corp.                                                          145,628 $   455,785             0.0%
#*                Kuk Young G&M                                                        79,758      84,770             0.0%
                  Kukbo Design Co., Ltd.                                                3,545      47,172             0.0%
#                 Kukdo Chemical Co., Ltd.                                             33,748   1,423,631             0.0%
                  Kukdong Oil & Chemicals Co., Ltd.                                    36,882     119,409             0.0%
#*                Kum Yang Co., Ltd. .                                                 19,425      44,374             0.0%
*                 Kumho Electric Co., Ltd.                                             20,072     192,231             0.0%
#                 Kumho Industrial Co., Ltd.                                          118,341     972,526             0.0%
#                 Kumho Petrochemical Co., Ltd.                                        86,405   5,773,264             0.0%
#*                Kumho Tire Co., Inc.                                                680,733   4,812,772             0.0%
#                 Kumkang Kind Co., Ltd.                                               21,161     698,121             0.0%
                  Kwang Dong Pharmaceutical Co., Ltd.                                 241,814   1,873,623             0.0%
#*                Kwang Myung Electric Co., Ltd.                                      248,289     642,058             0.0%
                  Kwangju Bank                                                        259,288   2,686,459             0.0%
#*                Kyeryong Construction Industrial Co., Ltd.                           23,676     365,808             0.0%
                  Kyobo Securities Co., Ltd.                                          229,819   1,928,546             0.0%
                  Kyongbo Pharmaceutical Co., Ltd.                                     73,701     854,384             0.0%
#                 Kyung Dong Navien Co., Ltd.                                          39,371   1,257,480             0.0%
#*                Kyung Nam Pharm Co., Ltd.                                            14,347      64,407             0.0%
#                 Kyung-In Synthetic Corp.                                            180,431     704,266             0.0%
#                 Kyungbang, Ltd.                                                      78,895   1,018,789             0.0%
#                 Kyungchang Industrial Co., Ltd.                                     114,559     497,748             0.0%
#                 KyungDong City Gas Co., Ltd.                                         14,219     902,199             0.0%
#                 Kyungdong Pharm Co., Ltd.                                            40,292     665,630             0.0%
#                 L&F Co., Ltd.                                                        40,809     625,550             0.0%
#*                LB Semicon, Inc.                                                    331,080     817,011             0.0%
#                 LEADCORP, Inc. (The)                                                155,527     977,023             0.0%
#*                Leaders Cosmetics Co., Ltd.                                         119,776   1,965,814             0.0%
                  Lee Ku Industrial Co., Ltd.                                         179,631     316,989             0.0%
#                 LEENO Industrial, Inc.                                               55,390   2,072,856             0.0%
#                 Leenos Corp.                                                         97,282     293,834             0.0%
                  LF Corp.                                                            204,410   4,479,627             0.0%
                  LG Chem, Ltd.                                                       207,292  49,859,554             0.2%
                  LG Corp.                                                            290,812  17,274,652             0.1%
                  LG Display Co., Ltd.                                              1,405,016  36,204,606             0.2%
#                 LG Display Co., Ltd. ADR                                            865,280  11,136,154             0.1%
#                 LG Electronics, Inc.                                                834,743  50,671,915             0.3%
                  LG Hausys, Ltd.                                                      61,928   5,439,143             0.0%
                  LG Household & Health Care, Ltd.                                     23,769  18,075,241             0.1%
                  LG Innotek Co., Ltd.                                                 85,026   9,818,820             0.1%
                  LG International Corp.                                              201,153   5,741,485             0.0%
                  LG Uplus Corp.                                                    1,376,178  17,486,338             0.1%
#                 LIG Nex1 Co., Ltd.                                                   27,504   1,949,502             0.0%
#                 Lion Chemtech Co., Ltd.                                              41,775     628,184             0.0%
#*                LIS Co., Ltd.                                                        43,715     385,634             0.0%
#*                Liveplex Co., Ltd.                                                  274,134     315,253             0.0%
#                 LMS Co., Ltd.                                                        35,029     342,977             0.0%
                  Lock&Lock Co., Ltd.                                                 158,284   1,980,515             0.0%
#                 Loen Entertainment, Inc.                                             18,826   1,453,538             0.0%
#*                LONGTU KOREA, Inc.                                                    1,831      22,186             0.0%
#*                LOT Vacuum Co., Ltd.                                                 34,658     407,580             0.0%
                  Lotte Chemical Corp.                                                100,326  30,117,373             0.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#                 Lotte Chilsung Beverage Co., Ltd.                                     3,716 $ 5,480,742             0.0%
                  Lotte Confectionery Co., Ltd.                                        27,045   4,867,721             0.0%
                  LOTTE Fine Chemical Co., Ltd.                                       154,140   5,214,352             0.0%
                  Lotte Food Co., Ltd.                                                  4,920   2,772,508             0.0%
                  LOTTE Himart Co., Ltd.                                               98,384   4,754,800             0.0%
#                 Lotte Non-Life Insurance Co., Ltd.                                  788,603   1,871,253             0.0%
                  Lotte Shopping Co., Ltd.                                             36,463   8,408,863             0.1%
                  LS Corp.                                                            143,809   8,228,871             0.1%
#                 LS Industrial Systems Co., Ltd.                                     110,952   4,950,463             0.0%
*                 Lumens Co., Ltd.                                                    388,913   1,239,608             0.0%
#                 Lutronic Corp.                                                       40,776     519,050             0.0%
#                 Macquarie Korea Infrastructure Fund                               1,663,201  12,611,613             0.1%
*                 Macrogen, Inc.                                                       36,829     957,378             0.0%
                  Maeil Dairy Industry Co., Ltd.                                       39,314   1,865,679             0.0%
#                 Mando Corp.                                                          44,474   8,989,878             0.1%
#*                Mcnex Co., Ltd.                                                      38,108     750,621             0.0%
#                 MDS Technology Co., Ltd.                                             28,514     577,347             0.0%
#*                Mediana Co., Ltd.                                                    20,200     233,189             0.0%
#*                Medifron DBT Co., Ltd.                                               32,096     116,375             0.0%
#*                Medipost Co., Ltd.                                                      545      28,917             0.0%
#                 Medy-Tox, Inc.                                                       23,285  10,232,722             0.1%
#                 MegaStudy Co., Ltd.                                                  19,607     553,086             0.0%
#                 MegaStudyEdu Co., Ltd.                                                9,247     344,452             0.0%
#*                Melfas, Inc.                                                        109,335     633,478             0.0%
                  Meritz Financial Group, Inc.                                        254,090   2,834,497             0.0%
                  Meritz Fire & Marine Insurance Co., Ltd.                            434,715   6,759,916             0.1%
                  Meritz Securities Co., Ltd.                                       1,881,583   6,822,855             0.1%
#                 META BIOMED Co., Ltd.                                                80,452     286,596             0.0%
#*                Mgame Corp.                                                         159,392     735,845             0.0%
                  Mi Chang Oil Industrial Co., Ltd.                                     3,204     244,343             0.0%
#*                MiCo, Ltd.                                                          191,241     533,357             0.0%
#                 Minwise Co., Ltd.                                                    61,400   1,040,567             0.0%
                  Mirae Asset Daewoo Co., Ltd.                                      1,078,256   8,438,174             0.1%
#                 Mirae Asset Life Insurance Co., Ltd.                                161,486     792,280             0.0%
#*                Mirae Corp.                                                       1,526,714     394,100             0.0%
                  Miwon Chemicals Co., Ltd.                                             1,485      87,446             0.0%
*                 Miwon Commercial Co., Ltd.                                              456      91,214             0.0%
#                 Miwon Specialty Chemical Co., Ltd.                                    1,173     688,605             0.0%
#                 MK Electron Co., Ltd.                                               162,468   1,239,909             0.0%
                  MK Trend Co., Ltd.                                                   11,619     118,473             0.0%
#*                MNTech Co., Ltd.                                                    140,333     752,818             0.0%
#                 Mobase Co., Ltd.                                                    102,602     681,764             0.0%
#*                Moda, Inc.                                                           27,624     283,865             0.0%
#*                Moda-InnoChips Co., Ltd.                                             34,587     287,363             0.0%
                  Modetour Network, Inc.                                               46,037   1,597,270             0.0%
#                 Monalisa Co., Ltd.                                                   56,300     293,476             0.0%
#                 MonAmi Co., Ltd.                                                     38,910     143,155             0.0%
#                 Moorim P&P Co., Ltd.                                                202,337     735,790             0.0%
#*                Moorim Paper Co., Ltd.                                              156,425     375,255             0.0%
#                 Motonic Corp.                                                        53,645     443,601             0.0%
#*                MPK Group, Inc.                                                     104,321     155,743             0.0%
#                 Muhak Co., Ltd.                                                      84,702   1,713,401             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#                 Multicampus Co, Ltd.                                                 13,930 $   456,839             0.0%
#                 Myungmoon Pharm Co., Ltd.                                           136,491     606,347             0.0%
                  Namhae Chemical Corp.                                               137,778   1,111,047             0.0%
*                 Namsun Aluminum Co., Ltd.                                           597,070     652,658             0.0%
#*                Namuga Co., Ltd.                                                      6,949     230,474             0.0%
                  Namyang Dairy Products Co., Ltd.                                      1,800   1,371,902             0.0%
*                 Nanos Co., Ltd.                                                       1,495         406             0.0%
#                 Nasmedia Co., Ltd.                                                   11,007     450,209             0.0%
#*                Naturalendo Tech Co., Ltd.                                           14,678     176,063             0.0%
                  NAVER Corp.                                                          71,470  50,230,817             0.2%
                  NCSoft Corp.                                                         35,482  11,221,031             0.1%
#                 NeoPharm Co., Ltd.                                                   32,518     775,049             0.0%
#*                Neowiz                                                              107,818   1,107,925             0.0%
*                 NEOWIZ HOLDINGS Corp.                                                49,175     672,030             0.0%
#*                NEPES Corp.                                                         175,000   1,490,939             0.0%
                  Nexen Corp.                                                         219,067   1,587,410             0.0%
                  Nexen Tire Corp.                                                    282,285   3,385,220             0.0%
#*                Nexon GT Co., Ltd.                                                   91,376     636,346             0.0%
#*                Next Entertainment World Co., Ltd.                                   17,672     133,725             0.0%
#                 Nexturn Co., Ltd.                                                    50,595   1,029,002             0.0%
                  NH Investment & Securities Co., Ltd.                                789,009   9,138,446             0.1%
#*                NHN Entertainment Corp.                                             139,617   7,625,279             0.1%
#*                NHN KCP Corp.                                                       102,353   1,218,500             0.0%
#                 NICE Holdings Co., Ltd.                                             154,720   2,608,763             0.0%
#                 Nice Information & Telecommunication, Inc.                           45,350   1,083,586             0.0%
#                 NICE Information Service Co., Ltd.                                  264,731   1,857,717             0.0%
#                 NICE Total Cash Management Co., Ltd.                                116,629     906,543             0.0%
#*                NK Co., Ltd.                                                        392,641     685,983             0.0%
#                 Nong Shim Holdings Co., Ltd.                                         16,102   1,528,373             0.0%
#*                Nong Woo Bio Co., Ltd.                                               55,956     862,282             0.0%
#                 NongShim Co., Ltd.                                                   15,054   4,195,018             0.0%
#                 Noroo Holdings Co., Ltd.                                              9,220     121,190             0.0%
#                 NOROO Paint & Coatings Co., Ltd.                                     84,760     605,983             0.0%
                  NPC                                                                  83,760     479,942             0.0%
#                 NS Shopping Co., Ltd.                                                15,702   2,345,848             0.0%
#*                Nuri Telecom Co., Ltd.                                               20,622     185,637             0.0%
*                 NUTRIBIOTECH Co., Ltd.                                               24,122     476,858             0.0%
#*                NUVOTEC Co., Ltd.                                                    46,960     117,104             0.0%
#                 OCI Co., Ltd.                                                       100,345   6,952,223             0.1%
#*                Omnisystem Co., Ltd.                                                201,575     474,650             0.0%
#*                ONDA Entertainment Co., Ltd.                                        122,377     271,264             0.0%
#                 Openbase, Inc.                                                      111,761     412,114             0.0%
                  Opto Device Technology Co., Ltd.                                     41,677     335,266             0.0%
#*                OPTRON-TEC, Inc.                                                    104,824     660,034             0.0%
#*                Orientbio, Inc.                                                     174,501     216,016             0.0%
                  Orion Corp.                                                          17,653  10,476,677             0.1%
#*                OSANGJAIEL Co., Ltd.                                                 35,202     280,430             0.0%
#*                Osstem Implant Co., Ltd.                                             81,773   3,789,931             0.0%
#*                Osung LST Co., Ltd.                                                 297,005     232,366             0.0%
#                 Ottogi Corp.                                                          3,653   2,366,097             0.0%
#*                Pan Ocean Co., Ltd.                                               1,013,849   4,635,585             0.0%
*                 Pan-Pacific Co., Ltd.                                               193,316     668,380             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#                 Pang Rim Co., Ltd.                                                    5,145 $   100,568             0.0%
#*                PaperCorea, Inc.                                                  1,525,990     684,986             0.0%
#                 Paradise Co., Ltd.                                                  301,913   3,736,481             0.0%
                  Partron Co., Ltd.                                                   346,325   3,313,460             0.0%
#*                Paru Co., Ltd.                                                      245,234     695,655             0.0%
#*                People & Technologies, Inc.                                          27,122     278,536             0.0%
#                 PHARMA RESEARCH PRODUCTS Co., Ltd.                                   13,506     424,014             0.0%
#*                Pharmicell Co., Ltd.                                                111,808     427,403             0.0%
#*                Phoenix Materials Co., Ltd.                                         162,456     182,446             0.0%
                  Pixelplus Co., Ltd.                                                  15,194     182,080             0.0%
#*                PNE Solution Co., Ltd.                                                7,121      42,403             0.0%
#*                Pobis TNC Co., Ltd.                                                  55,302     110,349             0.0%
                  POSCO                                                                83,881  19,802,871             0.1%
                  POSCO Sponsored ADR                                                 507,145  29,931,698             0.2%
                  POSCO Chemtech Co., Ltd.                                            154,840   1,958,429             0.0%
                  POSCO Coated & Color Steel Co., Ltd.                                 13,303     362,883             0.0%
                  Posco Daewoo Corp.                                                  233,306   4,915,982             0.0%
                  Posco ICT Co., Ltd.                                                 231,679   1,395,901             0.0%
                  Posco M-Tech Co., Ltd.                                              110,113     262,063             0.0%
#*                Power Logics Co., Ltd.                                              222,223   1,029,383             0.0%
#*                Prostemics Co., Ltd.                                                 54,062     183,177             0.0%
#                 Protec Co., Ltd.                                                     26,011     347,413             0.0%
#                 PSK, Inc.                                                           119,735   1,462,152             0.0%
#                 Pulmuone Co., Ltd.                                                    6,925     790,525             0.0%
                  Pyeong Hwa Automotive Co., Ltd.                                     142,620   1,703,876             0.0%
#*                RaonSecure Co., Ltd.                                                127,452     352,543             0.0%
#*                Redrover Co., Ltd.                                                   79,479     404,417             0.0%
                  Reyon Pharmaceutical Co., Ltd.                                       12,622     306,069             0.0%
#                 RFsemi Technologies, Inc.                                            20,093     155,137             0.0%
#*                RFTech Co., Ltd.                                                    142,887     834,354             0.0%
#                 Robostar Co., Ltd.                                                   41,893     650,825             0.0%
*                 S Net Systems, Inc.                                                  66,530     356,987             0.0%
#*                S&S Tech Corp.                                                      115,125     631,992             0.0%
*                 S&T Corp.                                                            10,683     177,340             0.0%
*                 S&T Dynamics Co., Ltd.                                              200,800   1,582,786             0.0%
                  S&T Holdings Co., Ltd.                                               66,669     919,342             0.0%
#                 S&T Motiv Co., Ltd.                                                  74,520   2,946,486             0.0%
                  S-1 Corp.                                                            64,910   5,565,626             0.0%
#*                S-Connect Co., Ltd.                                                 433,091   1,106,518             0.0%
#                 S-Energy Co., Ltd.                                                   57,141     401,075             0.0%
#*                S-MAC Co., Ltd.                                                     242,997     513,493             0.0%
#                 S-Oil Corp.                                                         277,637  24,289,553             0.1%
#                 S.Y. Panel Co., Ltd.                                                 69,333     484,775             0.0%
#                 Saeron Automotive Corp.                                               3,180      21,183             0.0%
#                 Sajo Industries Co., Ltd.                                            21,967   1,337,260             0.0%
#*                Sajodongaone Co., Ltd.                                              119,520     172,688             0.0%
#                 Sam Chun Dang Pharm Co., Ltd.                                        93,197   1,154,456             0.0%
#*                SAM KANG M&T Co., Ltd.                                               91,280     535,399             0.0%
                  Sam Young Electronics Co., Ltd.                                      94,183   1,074,869             0.0%
#                 Sam Yung Trading Co., Ltd.                                           61,952   1,017,904             0.0%
#                 Sam-A Pharm Co., Ltd.                                                 6,959     121,942             0.0%
                  Samchully Co., Ltd.                                                  19,585   1,823,771             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#                 Samchuly Bicycle Co., Ltd.                                           33,741 $    389,850             0.0%
#                 Samho Development Co., Ltd.                                         121,923      490,645             0.0%
#*                Samho International Co., Ltd.                                        12,203      180,663             0.0%
#                 SAMHWA Paints Industrial Co., Ltd.                                   64,595      493,967             0.0%
#                 Samick Musical Instruments Co., Ltd.                                430,438      821,885             0.0%
#                 Samick THK Co., Ltd.                                                 86,236    1,086,373             0.0%
#*                Samji Electronics Co., Ltd.                                         103,548      806,322             0.0%
#*                Samjin LND Co., Ltd.                                                 57,071      145,847             0.0%
                  Samjin Pharmaceutical Co., Ltd.                                      61,442    1,826,264             0.0%
#                 Samkee Automotive Co., Ltd.                                          57,260      164,941             0.0%
#                 Samkwang Glass                                                       18,671      969,681             0.0%
                  Sammok S-Form Co., Ltd.                                              76,540      919,746             0.0%
#*                SAMPYO Cement Co., Ltd.                                              69,472      230,707             0.0%
                  Samsung C&T Corp.                                                   137,113   14,857,493             0.1%
                  Samsung Card Co., Ltd.                                              104,853    3,676,481             0.0%
                  Samsung Climate Control Co., Ltd.                                     4,190       43,438             0.0%
#                 Samsung Electro-Mechanics Co., Ltd.                                 271,394   17,411,020             0.1%
                  Samsung Electronics Co., Ltd.                                       426,639  836,394,674             3.8%
*                 Samsung Engineering Co., Ltd.                                       319,634    3,420,546             0.0%
                  Samsung Fire & Marine Insurance Co., Ltd.                           125,155   29,465,472             0.2%
#*                Samsung Heavy Industries Co., Ltd.                                1,507,460   14,288,341             0.1%
                  Samsung Life Insurance Co., Ltd.                                    166,079   15,966,742             0.1%
#*                Samsung Pharmaceutical Co., Ltd.                                     33,471      106,358             0.0%
                  Samsung SDI Co., Ltd.                                               168,001   20,281,632             0.1%
                  Samsung SDS Co., Ltd.                                                56,785    6,856,870             0.1%
                  Samsung Securities Co., Ltd.                                        369,074   11,206,064             0.1%
#                 SAMT Co., Ltd.                                                      488,243      929,810             0.0%
#                 Samwha Capacitor Co., Ltd.                                           71,565      836,002             0.0%
                  Samyang Corp.                                                        23,038    1,948,653             0.0%
#                 Samyang Foods Co., Ltd.                                              19,983      994,150             0.0%
                  Samyang Holdings Corp.                                               33,841    3,759,513             0.0%
#                 Samyang Tongsang Co., Ltd.                                           16,250      783,982             0.0%
#*                Samyoung Chemical Co., Ltd.                                         158,910      236,748             0.0%
#                 Samyoung M-Tek Co., Ltd.                                             34,531      155,367             0.0%
#                 Sang-A Frontec Co., Ltd.                                             25,725      271,796             0.0%
#*                Sangbo Corp.                                                        161,624      455,480             0.0%
#                 Sangsin Brake                                                        11,461       68,165             0.0%
*                 Sapphire Technology Co., Ltd.                                        20,198       41,678             0.0%
#                 SaraminHR Co, Ltd.                                                   23,952      440,479             0.0%
#                 Satrec Initiative Co., Ltd.                                          11,491      404,780             0.0%
#                 SAVEZONE I&C Corp.                                                   98,069      449,013             0.0%
#*                SBI Investment Korea Co., Ltd.                                    1,000,235      602,311             0.0%
                  SBS Contents Hub Co., Ltd.                                           33,928      252,975             0.0%
                  SBS Media Holdings Co., Ltd.                                        394,526      991,276             0.0%
#*                SBW                                                                 818,647    1,074,472             0.0%
#*                SDN Co., Ltd.                                                        77,149       92,796             0.0%
#                 Seah Besteel Corp.                                                  143,197    3,510,980             0.0%
                  SeAH Holdings Corp.                                                   4,148      499,407             0.0%
#                 SeAH Steel Corp.                                                     36,215    3,088,587             0.0%
                  Sebang Co., Ltd.                                                     88,210    1,200,172             0.0%
                  Sebang Global Battery Co., Ltd.                                      67,161    2,213,006             0.0%
*                 Seegene, Inc.                                                        32,732    1,024,789             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
SOUTH KOREA -- (Continued)
                  Sejong Industrial Co., Ltd.                                         105,682 $   871,008             0.0%
*                 Sejong Telecom, Inc.                                                484,661     418,126             0.0%
#                 Sejoong Co., Ltd.                                                    79,996     296,963             0.0%
#                 Sekonix Co., Ltd.                                                    90,049   1,395,989             0.0%
#*                Selvas AI Inc.                                                       30,161     116,982             0.0%
#                 Sempio Co.                                                            3,827     124,948             0.0%
                  Sempio Foods Co.                                                      8,094     262,886             0.0%
#                 Seobu T&D                                                           112,411   1,664,280             0.0%
                  Seohan Co., Ltd.                                                    930,300   2,225,571             0.0%
#                 Seohee Construction Co., Ltd.                                     1,670,942   1,923,101             0.0%
#                 Seondo Electric Co., Ltd.                                            25,059      87,389             0.0%
#                 Seoul Auction Co., Ltd.                                              50,625     402,411             0.0%
#                 Seoul Pharma Co., Ltd.                                                3,196      28,916             0.0%
#                 Seoul Semiconductor Co., Ltd.                                       324,344   5,354,174             0.0%
#                 Seowon Co., Ltd.                                                     64,632      82,233             0.0%
#                 SEOWONINTECH Co., Ltd.                                               78,732     819,273             0.0%
#                 Seoyon Co., Ltd.                                                    114,013   1,011,595             0.0%
#*                Sewon Cellontech Co., Ltd.                                          297,194     668,257             0.0%
                  Sewon Precision Industry Co., Ltd.                                    6,822     113,833             0.0%
#                 SEWOONMEDICAL Co., Ltd.                                             119,681     423,398             0.0%
                  SFA Engineering Corp.                                                46,515   3,194,759             0.0%
#*                SFA Semicon Co, Ltd.                                                525,977   1,094,064             0.0%
#*                SFC Co., Ltd.                                                        63,513     181,864             0.0%
#*                SG Corp.                                                          1,122,090   1,142,843             0.0%
#*                SG&G Corp.                                                          236,478     809,366             0.0%
#*                SGA Co., Ltd.                                                       344,535     353,866             0.0%
#                 SH Energy & Chemical Co., Ltd.                                      923,614   1,223,930             0.0%
#*                Shin Poong Pharmaceutical Co., Ltd.                                 218,356   1,211,066             0.0%
                  Shinhan Financial Group Co., Ltd.                                   481,695  20,111,440             0.1%
                  Shinhan Financial Group Co., Ltd. ADR                               333,226  13,915,518             0.1%
#                 Shinil Industrial Co., Ltd.                                         214,068     392,399             0.0%
#                 Shinsegae Engineering & Construction Co., Ltd.                       18,702     593,166             0.0%
#                 Shinsegae Food Co., Ltd.                                              5,639     770,378             0.0%
#                 Shinsegae Information & Communication Co., Ltd.                       9,059     595,889             0.0%
                  Shinsegae International, Inc.                                        18,504   1,188,818             0.0%
#                 Shinsegae, Inc.                                                      43,970   7,902,446             0.1%
#*                Shinsung E&G Energy Co., Ltd.                                       582,918     931,440             0.0%
#*                Shinsung Tongsang Co., Ltd.                                         715,586     741,617             0.0%
                  Shinwha Intertek Corp.                                              229,215     808,594             0.0%
#*                Shinwon Corp.                                                       185,661     297,555             0.0%
                  Shinyoung Securities Co., Ltd.                                       20,244     887,566             0.0%
#                 SHOWBOX Corp.                                                       264,096   1,270,883             0.0%
#*                Signetics Corp.                                                     480,531     573,905             0.0%
#*                SIGONG TECH Co., Ltd.                                                90,244     556,599             0.0%
#                 Silicon Works Co., Ltd.                                              78,008   2,007,154             0.0%
#                 Silla Co., Ltd.                                                      50,795     651,913             0.0%
                  SIMMTECH Co., Ltd.                                                   60,696     567,091             0.0%
#*                SIMMTECH HOLDINGS Co., Ltd.                                         297,091     865,720             0.0%
                  SIMPAC, Inc.                                                        112,666     488,593             0.0%
#                 Sindoh Co., Ltd.                                                     28,428   1,311,599             0.0%
                  SJM Co., Ltd.                                                        47,500     263,713             0.0%
#                 SK Bioland Co., Ltd.                                                 40,949     665,281             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#                 SK Chemicals Co., Ltd.                                               95,391 $  5,278,273             0.0%
#                 SK D&D Co., Ltd.                                                      8,239      199,770             0.0%
                  SK Gas, Ltd.                                                         42,643    4,399,854             0.0%
                  SK Holdings Co., Ltd.                                               247,932   52,809,989             0.3%
                  SK Hynix, Inc.                                                    3,141,984  148,846,344             0.7%
                  SK Innovation Co., Ltd.                                             198,488   29,778,152             0.2%
#                 SK Materials Co., Ltd.                                               36,450    5,646,363             0.0%
                  SK Networks Co., Ltd.                                               940,020    6,611,250             0.1%
#*                SK Securities Co., Ltd.                                           3,547,652    3,734,416             0.0%
                  SK Telecom Co., Ltd.                                                 45,908    9,690,546             0.1%
#                 SK Telecom Co., Ltd. ADR                                             14,045      331,322             0.0%
                  SKC Co., Ltd.                                                       228,842    5,757,949             0.0%
#*                SKC Solmics Co., Ltd.                                               219,239      712,895             0.0%
                  SKCKOLONPI, Inc.                                                     69,633    1,039,707             0.0%
                  SL Corp.                                                            127,479    2,027,294             0.0%
#*                SM Culture & Contents Co., Ltd.                                     154,403      279,946             0.0%
#*                SM Entertainment Co.                                                134,455    3,052,345             0.0%
#                 SMCo.re, Inc.                                                         2,335       30,163             0.0%
#                 SMEC Co., Ltd.                                                      142,226      533,878             0.0%
#*                SNTEK Co., Ltd.                                                       5,277       31,536             0.0%
#*                SNU Precision Co., Ltd.                                              65,486      272,604             0.0%
#*                Solborn, Inc.                                                       112,298      604,213             0.0%
#*                Solco Biomedical Co., Ltd.                                          303,518      227,898             0.0%
#*                Solid, Inc.                                                         165,177      359,140             0.0%
#                 Songwon Industrial Co., Ltd.                                        160,796    2,541,578             0.0%
#*                Sonokong Co., Ltd.                                                  165,220      844,943             0.0%
#                 Soosan Heavy Industries Co., Ltd.                                    69,489      107,390             0.0%
#                 Soulbrain Co., Ltd.                                                  88,739    4,286,895             0.0%
#                 SPC Samlip Co., Ltd.                                                 14,502    2,682,691             0.0%
#*                Spero Global Co., Ltd.                                               19,649       50,299             0.0%
                  SPG Co., Ltd.                                                        39,367      196,411             0.0%
#                 Spigen Korea Co., Ltd.                                               22,187      982,061             0.0%
                  Ssangyong Cement Industrial Co., Ltd.                               195,090    2,284,984             0.0%
#*                Ssangyong Information & Communication                                48,043       92,226             0.0%
#                 Ssangyong Materials Corp.                                           160,017      418,570             0.0%
*                 Ssangyong Motor Co.                                                 179,774    1,191,200             0.0%
#                 Suheung Co., Ltd.                                                    28,557      937,118             0.0%
                  Sun Kwang Co., Ltd.                                                  14,360      233,392             0.0%
#                 Sunchang Corp.                                                       56,544      531,720             0.0%
#*                SundayToz Corp.                                                      28,134      553,207             0.0%
#                 Sung Bo Chemicals Co., Ltd.                                          27,817      152,814             0.0%
#                 Sung Kwang Bend Co., Ltd.                                           235,904    2,185,290             0.0%
#                 Sungchang Enterprise Holdings, Ltd.                                 579,822    1,509,036             0.0%
#                 Sungdo Engineering & Construction Co., Ltd.                          56,788      321,784             0.0%
*                 Sungshin Cement Co., Ltd.                                           151,838      930,034             0.0%
                  Sungwoo Hitech Co., Ltd.                                            354,539    2,308,237             0.0%
#                 Sunjin Co., Ltd.                                                     57,198    1,021,510             0.0%
#*                Sunny Electronics Corp.                                              37,600      134,340             0.0%
#*                Suprema HQ, Inc.                                                     25,328      180,977             0.0%
#*                Suprema, Inc.                                                        29,503      580,014             0.0%
#*                Synopex, Inc.                                                       428,990      689,666             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#                 Systems Technology, Inc.                                             80,871 $  930,071             0.0%
#*                T'way Holdings, Inc.                                                 58,945    137,251             0.0%
#                 Tae Kyung Industrial Co., Ltd.                                       73,750    312,858             0.0%
                  Taekwang Industrial Co., Ltd.                                         3,034  2,374,767             0.0%
#*                Taewoong Co., Ltd.                                                  102,813  2,369,644             0.0%
#*                Taeyoung Engineering & Construction Co., Ltd.                       376,061  2,087,313             0.0%
#*                Taihan Electric Wire Co., Ltd.                                      418,208    631,520             0.0%
*                 Taihan Textile Co., Ltd.                                              1,301    101,958             0.0%
#                 Tailim Packaging Co., Ltd.                                           47,163    127,369             0.0%
#*                TBH Global Co., Ltd.                                                150,909  1,065,424             0.0%
#                 TechWing, Inc.                                                      100,417  1,075,472             0.0%
                  Telechips, Inc.                                                       9,881    111,100             0.0%
#                 Tera Semicon Co., Ltd.                                               18,045    501,578             0.0%
#                 TES Co., Ltd.                                                        52,215  1,194,293             0.0%
#*                Tesna Co., Ltd.                                                      13,102    171,993             0.0%
#*                Texcell-NetCom Co., Ltd.                                            246,893  1,641,698             0.0%
#*                Theragen Etex Co., Ltd.                                              17,491     91,059             0.0%
#*                Thinkware Systems Corp.                                              46,189    478,651             0.0%
#*                TK Chemical Corp.                                                   516,365    873,453             0.0%
#                 TK Corp.                                                            142,993  1,137,942             0.0%
#                 Tokai Carbon Korea Co., Ltd.                                         34,368  1,058,042             0.0%
#                 Tong Yang Moolsan Co., Ltd.                                         381,058    613,302             0.0%
                  Tongyang Life Insurance Co., Ltd.                                   390,321  3,442,384             0.0%
#                 Tongyang, Inc.                                                    1,349,745  2,551,684             0.0%
#                 Tonymoly Co., Ltd.                                                   34,741    648,688             0.0%
#                 Top Engineering Co., Ltd.                                           103,168    659,596             0.0%
#                 Toptec Co., Ltd.                                                     68,944  1,659,011             0.0%
#                 Tovis Co., Ltd.                                                     135,860    979,518             0.0%
#*                Trais Co., Ltd.                                                      52,841    113,127             0.0%
                  TS Corp.                                                             32,898    737,099             0.0%
#                 UBCare Co., Ltd.                                                    105,423    333,383             0.0%
#                 Ubiquoss Holdings, Inc.                                              76,614    450,698             0.0%
#*                Ubiquoss, Inc.                                                       24,418    511,793             0.0%
#*                Ubivelox, Inc.                                                       14,683    139,356             0.0%
#*                Ugint Co., Ltd.                                                   2,500,081    945,507             0.0%
                  UIL Co., Ltd.                                                        13,140    138,480             0.0%
#                 Uju Electronics Co., Ltd.                                            47,186    692,029             0.0%
                  Unid Co., Ltd.                                                       47,871  2,017,241             0.0%
#                 Union Semiconductor Equipment & Materials Co., Ltd.                  92,591    504,288             0.0%
#                 Uniquest Corp.                                                       92,582    565,275             0.0%
#*                Unison Co., Ltd.                                                    116,022    177,085             0.0%
#                 UniTest, Inc.                                                       116,896  1,107,975             0.0%
#                 Value Added Technologies Co., Ltd.                                   74,529  1,909,916             0.0%
#                 Viatron Technologies, Inc.                                           51,934    939,055             0.0%
#*                Vidente Co., Ltd.                                                     3,643     13,174             0.0%
                  Vieworks Co., Ltd.                                                   51,296  2,968,326             0.0%
#                 Visang Education, Inc.                                               85,564  1,108,787             0.0%
#                 Vitzrocell Co., Ltd.                                                 67,928    865,591             0.0%
#*                W Holding Co., Ltd.                                                 275,256    173,455             0.0%
#*                Webzen, Inc.                                                        122,204  2,172,556             0.0%
#*                Welcron Co., Ltd.                                                    87,278    274,929             0.0%
#                 WeMade Entertainment Co., Ltd.                                       52,608  1,423,962             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#                 Whanin Pharmaceutical Co., Ltd.                                      94,798 $ 1,436,714             0.0%
#*                WillBes & Co. (The)                                                 559,699   1,206,412             0.0%
#                 Winix, Inc.                                                          12,616     120,342             0.0%
#*                Winnova Co., Ltd.                                                   246,261     168,805             0.0%
#                 Wins Co., Ltd.                                                       40,993     459,126             0.0%
#                 WiSoL Co., Ltd.                                                     167,554   2,353,299             0.0%
*                 WIZIT Co., Ltd.                                                     228,782     235,997             0.0%
#*                WONIK CUBE Corp.                                                     46,904      99,739             0.0%
#*                Wonik Holdings Co., Ltd.                                            314,942   1,822,065             0.0%
#*                WONIK IPS Co., Ltd.                                                 159,431   3,626,131             0.0%
#*                Wonik Materials Co., Ltd.                                            14,286     796,645             0.0%
#*                Wonik QnC Corp.                                                      68,344     606,208             0.0%
*                 Woongjin Co., Ltd.                                                  369,112     718,993             0.0%
#*                Woongjin Energy Co., Ltd.                                           125,363     553,714             0.0%
*                 Woongjin Thinkbig Co., Ltd.                                         219,308   1,701,241             0.0%
*                 Wooree ETI Co., Ltd.                                                  6,886       8,708             0.0%
                  Woori Bank                                                        1,211,341  15,884,201             0.1%
                  Woori Bank Sponsored ADR                                              1,525      60,573             0.0%
#*                Woori Investment Bank Co., Ltd.                                   2,056,434   1,118,964             0.0%
#*                Woori Technology, Inc.                                              110,030      69,959             0.0%
#*                Wooridul Pharmaceutical, Ltd.                                        19,134     273,854             0.0%
#                 Woory Industrial Co., Ltd.                                           41,751     924,115             0.0%
#                 Wooshin Systems Co., Ltd.                                            24,843     127,469             0.0%
#                 Woosu AMS Co., Ltd.                                                  88,441     229,112             0.0%
#                 WooSung Feed Co., Ltd.                                              222,792     775,071             0.0%
#                 Y G-1 Co., Ltd.                                                      65,064     617,373             0.0%
#*                YD Online Corp.                                                     135,587     504,313             0.0%
#*                YeaRimDang Publishing Co., Ltd.                                     125,475     657,773             0.0%
#                 Yeong Hwa Metal Co., Ltd.                                           172,763     274,610             0.0%
#                 YES24 Co., Ltd.                                                      29,362     178,013             0.0%
                  YESCO Co., Ltd.                                                      13,927     450,913             0.0%
#                 YG Entertainment, Inc.                                               44,388   1,175,836             0.0%
#*                YJM Games Co., Ltd.                                                  47,155     184,909             0.0%
#                 YMC Co., Ltd.                                                        22,192     257,206             0.0%
#*                Yonwoo Co., Ltd.                                                     18,522     519,558             0.0%
                  Yoosung Enterprise Co., Ltd.                                        173,620     691,052             0.0%
#                 YooSung T&S Co., Ltd.                                               137,085     575,247             0.0%
#                 Youlchon Chemical Co., Ltd.                                          64,465     753,510             0.0%
#                 Young Heung Iron & Steel Co., Ltd.                                  174,829     252,520             0.0%
                  Young Poong Corp.                                                     2,336   1,936,905             0.0%
#                 Young Poong Precision Corp.                                          97,162     755,466             0.0%
#                 Youngone Corp.                                                      131,172   3,906,312             0.0%
                  Youngone Holdings Co., Ltd.                                          31,032   1,449,129             0.0%
#*                YoungWoo DSP Co., Ltd.                                               34,239     336,767             0.0%
                  YTN Co., Ltd.                                                        18,296      40,909             0.0%
#*                Yuanta Securities Korea Co., Ltd.                                 1,223,255   3,638,471             0.0%
                  Yuhan Corp.                                                          28,150   5,735,049             0.0%
                  YuHwa Securities Co., Ltd.                                            5,800      77,158             0.0%
#*                Yungjin Pharmaceutical Co., Ltd.                                    265,384   1,991,262             0.0%
#*                Yuyang DNU Co., Ltd.                                                112,890     398,483             0.0%
#                 Zeus Co., Ltd.                                                       43,409     730,114             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                                PERCENTAGE
                                                                                      SHARES      VALUE++     OF NET ASSETS**
                                                                                    ---------- -------------- ---------------
SOUTH KOREA -- (Continued)
*                 Zungwon En-Sys, Inc.                                                   9,089 $       19,862             0.0%
                                                                                               -------------- ---------------
TOTAL SOUTH KOREA                                                                               3,570,918,516            16.0%
                                                                                               -------------- ---------------
TAIWAN -- (14.8%)
#                 A-DATA Technology Co., Ltd.                                        1,262,465      2,988,393             0.0%
                  Ability Enterprise Co., Ltd.                                       2,170,974      1,442,002             0.0%
#                 AcBel Polytech, Inc.                                               3,633,468      2,817,805             0.0%
                  Accton Technology Corp.                                            3,510,369      7,962,988             0.1%
#                 Acer, Inc.                                                        17,437,595      8,230,362             0.1%
                  ACES Electronic Co., Ltd.                                            884,000        731,857             0.0%
                  Achem Technology Corp.                                             1,750,264        606,124             0.0%
*                 Acme Electronics Corp.                                               270,481        100,459             0.0%
#                 Acter Co., Ltd.                                                      301,000      1,315,956             0.0%
#*                Action Electronics Co., Ltd.                                         915,000        321,588             0.0%
#                 Actron Technology Corp.                                              697,200      2,458,943             0.0%
                  Addcn Technology Co., Ltd.                                            55,146        411,706             0.0%
#                 Adlink Technology, Inc.                                              711,107      1,561,769             0.0%
#                 Advanced Ceramic X Corp.                                             400,000      4,211,984             0.0%
#*                Advanced Connectek, Inc.                                           1,730,000        622,296             0.0%
                  Advanced International Multitech Co., Ltd.                           779,000        718,279             0.0%
#                 Advanced Optoelectronic Technology, Inc.                             541,000        514,065             0.0%
#                 Advanced Semiconductor Engineering, Inc.                          28,659,774     35,918,960             0.2%
                  Advanced Semiconductor Engineering, Inc. ADR                         817,172      5,115,497             0.0%
#                 Advanced Wireless Semiconductor Co.                                1,703,000      3,460,472             0.0%
#                 Advancetek Enterprise Co., Ltd.                                    1,056,158        700,435             0.0%
#                 Advantech Co., Ltd.                                                1,013,087      8,189,567             0.1%
#*                AGV Products Corp.                                                 4,114,603      1,026,624             0.0%
#                 AimCore Technology Co., Ltd.                                         310,402        272,081             0.0%
*                 Airmate Cayman International Co., Ltd.                                19,000         18,769             0.0%
#                 Airtac International Group                                           639,714      7,312,762             0.1%
#                 Alchip Technologies, Ltd.                                            337,000        668,558             0.0%
#                 Alcor Micro Corp.                                                    463,000        332,819             0.0%
#*                ALI Corp.                                                          2,656,000      1,364,414             0.0%
#                 All Ring Tech Co., Ltd.                                              578,000      1,501,845             0.0%
                  Allis Electric Co., Ltd.                                             329,000        113,329             0.0%
#                 Alltek Technology Corp.                                              558,644        473,950             0.0%
#                 Alltop Technology Co., Ltd.                                          538,000      1,247,054             0.0%
#                 Alpha Networks, Inc.                                               2,736,100      2,222,458             0.0%
#                 Altek Corp.                                                        2,692,159      2,396,517             0.0%
#                 Amazing Microelectronic Corp.                                        426,000        906,539             0.0%
                  Ambassador Hotel (The)                                             1,725,000      1,335,156             0.0%
#                 AMICCOM Electronics Corp.                                            275,690        412,266             0.0%
                  AMPOC Far-East Co., Ltd.                                             672,567        631,871             0.0%
#                 AmTRAN Technology Co., Ltd.                                        5,720,944      4,158,204             0.0%
#                 Anpec Electronics Corp.                                              815,448      1,027,949             0.0%
                  AP Memory Technology Corp.                                            78,000        224,951             0.0%
#                 Apacer Technology, Inc.                                              749,005        974,022             0.0%
#*                APCB, Inc.                                                         1,170,000      1,205,501             0.0%
                  Apex Biotechnology Corp.                                             755,625        974,030             0.0%
#                 Apex International Co., Ltd.                                         915,808        893,153             0.0%
#                 Apex Medical Corp.                                                   464,463        475,737             0.0%
#                 Apex Science & Engineering                                           980,870        277,949             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
TAIWAN -- (Continued)
#                 Arcadyan Technology Corp.                                          1,492,753 $ 2,511,288             0.0%
                  Ardentec Corp.                                                     3,908,993   3,209,254             0.0%
*                 Arima Communications Corp.                                         1,197,153     193,938             0.0%
#                 Asia Cement Corp.                                                  8,763,655   8,652,629             0.1%
#*                Asia Optical Co., Inc.                                             2,126,000   4,081,155             0.0%
*                 Asia Pacific Telecom Co., Ltd.                                     3,747,000   1,207,182             0.0%
#                 Asia Plastic Recycling Holding, Ltd.                               2,272,391   1,114,230             0.0%
#                 Asia Polymer Corp.                                                 3,045,649   1,871,605             0.0%
#                 Asia Vital Components Co., Ltd.                                    3,223,864   2,680,639             0.0%
#                 ASMedia Technology, Inc.                                             145,000   1,502,848             0.0%
#                 ASPEED Technology, Inc.                                              113,999   2,210,681             0.0%
#                 ASROCK, Inc.                                                         208,000     280,069             0.0%
                  Asustek Computer, Inc.                                             2,440,861  23,979,944             0.1%
#                 Aten International Co., Ltd.                                         717,715   1,975,012             0.0%
#                 AU Optronics Corp.                                                57,098,497  23,730,537             0.1%
#                 AU Optronics Corp. Sponsored ADR                                   1,487,852   6,010,922             0.1%
#                 Audix Corp.                                                          639,375     889,681             0.0%
#                 AURAS Technology Co., Ltd.                                           591,303   1,609,584             0.0%
                  Aurona Industries, Inc.                                              382,000     382,156             0.0%
#                 Aurora Corp.                                                         482,226     925,460             0.0%
                  AV Tech Corp.                                                        201,000     140,450             0.0%
#                 Avalue Technology, Inc.                                              360,000     669,430             0.0%
                  Avermedia Technologies                                             1,525,037     522,993             0.0%
*                 Avision, Inc.                                                      1,034,263     245,432             0.0%
#                 AVY Precision Technology, Inc.                                       499,940     809,675             0.0%
#                 Awea Mechantronic Co., Ltd.                                          216,062     229,170             0.0%
#                 Axiomtek Co., Ltd.                                                   332,000     647,907             0.0%
#                 Bank of Kaohsiung Co., Ltd.                                        3,832,855   1,232,026             0.0%
#                 Basso Industry Corp.                                                 955,284   2,722,081             0.0%
#                 BenQ Materials Corp.                                               1,691,000     915,265             0.0%
#                 BES Engineering Corp.                                             13,814,050   2,861,956             0.0%
#                 Bionet Corp.                                                         260,000     238,447             0.0%
                  Bionime Corp.                                                        145,000     366,756             0.0%
*                 Biostar Microtech International Corp.                              1,058,712     422,637             0.0%
#                 Bioteque Corp.                                                       398,680   1,272,769             0.0%
#                 Bizlink Holding, Inc.                                                592,982   3,548,253             0.0%
#                 Boardtek Electronics Corp.                                         1,222,000   1,122,268             0.0%
#                 Bon Fame Co., Ltd.                                                   147,000     555,139             0.0%
                  Bothhand Enterprise, Inc.                                            409,000     904,178             0.0%
#                 Bright Led Electronics Corp.                                       1,062,180     592,468             0.0%
                  Brighton-Best International Taiwan, Inc.                              25,000      14,906             0.0%
#*                Browave Corp.                                                        375,000     684,688             0.0%
#*                C Sun Manufacturing, Ltd.                                            993,740     640,141             0.0%
                  C-Media Electronics, Inc.                                             34,000      24,905             0.0%
*                 Cameo Communications, Inc.                                         1,315,116     399,808             0.0%
                  Capital Futures Corp.                                                153,000     178,421             0.0%
                  Capital Securities Corp.                                          16,589,210   5,491,035             0.0%
#                 Career Technology MFG. Co., Ltd.                                   2,985,000   2,006,526             0.0%
*                 Carnival Industrial Corp.                                          1,889,000     328,072             0.0%
#                 Casetek Holdings, Ltd.                                             1,236,000   3,663,403             0.0%
#                 Catcher Technology Co., Ltd.                                       4,329,872  44,464,981             0.2%
                  Cathay Chemical Works                                                 35,000      19,602             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
TAIWAN -- (Continued)
                  Cathay Financial Holding Co., Ltd.                                19,446,499 $31,165,203             0.2%
                  Cathay Real Estate Development Co., Ltd.                           5,846,600   3,925,394             0.0%
#                 Cayman Engley Industrial Co., Ltd.                                    53,000     276,544             0.0%
#                 Celxpert Energy Corp.                                                108,000      76,067             0.0%
#*                Center Laboratories, Inc.                                            492,000     937,102             0.0%
                  Central Reinsurance Co., Ltd.                                        700,774     333,417             0.0%
#                 Chailease Holding Co., Ltd.                                        6,569,240  16,736,479             0.1%
                  ChainQui Construction Development Co., Ltd.                          425,464     252,136             0.0%
#*                Champion Building Materials Co., Ltd.                              2,706,390     700,109             0.0%
                  Champion Microelectronic Corp.                                        59,132      67,706             0.0%
                  Chang Hwa Commercial Bank, Ltd.                                   22,895,295  13,269,999             0.1%
                  Chang Wah Electromaterials, Inc.                                     290,520   1,500,951             0.0%
                  Chang Wah Technology Co., Ltd.                                         4,000      49,081             0.0%
#                 Channel Well Technology Co., Ltd.                                  1,401,000   1,438,156             0.0%
                  Chant Sincere Co., Ltd.                                              320,000     416,448             0.0%
#                 Charoen Pokphand Enterprise                                        2,329,620   4,386,366             0.0%
#                 Chaun-Choung Technology Corp.                                        634,000   2,487,342             0.0%
#                 CHC Healthcare Group                                                 100,000     140,945             0.0%
#                 CHC Resources Corp.                                                  351,135     627,375             0.0%
#                 Chen Full International Co., Ltd.                                    907,000   1,523,623             0.0%
#                 Chenbro Micom Co., Ltd.                                              532,000     937,888             0.0%
#                 Cheng Loong Corp.                                                  7,670,160   3,633,468             0.0%
#                 Cheng Shin Rubber Industry Co., Ltd.                               8,844,508  18,252,440             0.1%
#                 Cheng Uei Precision Industry Co., Ltd.                             4,138,630   5,809,823             0.0%
#                 Chenming Mold Industry Corp.                                         924,708     663,820             0.0%
#                 Chia Chang Co., Ltd.                                                 919,000     792,253             0.0%
                  Chia Hsin Cement Corp.                                             2,751,747     983,248             0.0%
                  Chian Hsing Forging Industrial Co., Ltd.                             171,000     308,043             0.0%
                  Chicony Electronics Co., Ltd.                                      3,096,418   8,170,407             0.1%
#                 Chicony Power Technology Co., Ltd.                                   929,000   1,727,261             0.0%
#                 Chien Kuo Construction Co., Ltd.                                   1,874,706     562,607             0.0%
#                 Chilisin Electronics Corp.                                         1,002,481   2,726,987             0.0%
#                 Chime Ball Technology Co., Ltd.                                      182,696     307,208             0.0%
#                 Chimei Materials Technology Corp.                                  3,160,200   1,590,151             0.0%
#                 Chin-Poon Industrial Co., Ltd.                                     3,289,617   6,706,678             0.1%
                  China Airlines, Ltd.                                              23,775,057   7,365,073             0.1%
                  China Bills Finance Corp.                                          1,127,000     552,848             0.0%
                  China Chemical & Pharmaceutical Co., Ltd.                          2,286,000   1,412,606             0.0%
                  China Development Financial Holding Corp.                         50,457,157  13,918,551             0.1%
#                 China Ecotek Corp.                                                   179,000     256,287             0.0%
#*                China Electric Manufacturing Corp.                                 2,113,220     542,302             0.0%
#                 China General Plastics Corp.                                       3,310,374   2,921,964             0.0%
                  China Glaze Co., Ltd.                                                661,022     264,870             0.0%
                  China Life Insurance Co., Ltd.                                    15,609,194  14,533,879             0.1%
#                 China Man-Made Fiber Corp.                                        10,647,845   2,792,161             0.0%
#                 China Metal Products                                               2,307,405   2,258,769             0.0%
#                 China Motor Corp.                                                  3,953,716   3,597,179             0.0%
#*                China Petrochemical Development Corp.                             23,540,325   8,887,437             0.1%
#                 China Steel Chemical Corp.                                           688,998   2,728,760             0.0%
                  China Steel Corp.                                                 30,263,440  24,253,536             0.1%
#                 China Steel Structure Co., Ltd.                                      723,000     506,640             0.0%
#                 China Synthetic Rubber Corp.                                       4,661,541   4,715,128             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
TAIWAN -- (Continued)
                  China Wire & Cable Co., Ltd.                                         817,680 $   670,940             0.0%
#*                Chinese Gamer International Corp.                                    114,000     143,832             0.0%
#                 Chinese Maritime Transport, Ltd.                                     793,964     751,670             0.0%
                  Chipbond Technology Corp.                                          4,647,000   6,930,321             0.1%
#                 ChipMOS TECHNOLOGIES, Inc.                                         1,196,216   1,053,494             0.0%
                  ChipMOS TECHNOLOGIES, Inc. ADR                                        44,408     774,476             0.0%
#                 Chlitina Holding, Ltd.                                               413,000   1,982,108             0.0%
#                 Chong Hong Construction Co., Ltd.                                  1,176,739   2,743,696             0.0%
                  Chroma ATE, Inc.                                                   1,547,705   4,838,461             0.0%
#                 Chun YU Works & Co., Ltd.                                          1,435,000     660,462             0.0%
                  Chun Yuan Steel                                                    2,712,177   1,083,435             0.0%
#*                Chung Hung Steel Corp.                                             7,868,926   2,356,945             0.0%
#                 Chung Hwa Pulp Corp.                                               4,033,308   1,343,080             0.0%
                  Chung-Hsin Electric & Machinery Manufacturing Corp.                3,624,500   2,263,490             0.0%
#                 Chunghwa Chemical Synthesis & Biotech Co., Ltd.                      212,000     184,002             0.0%
*                 Chunghwa Picture Tubes, Ltd.                                      15,894,759     719,600             0.0%
#                 Chunghwa Precision Test Tech Co., Ltd.                                58,000   2,256,551             0.0%
                  Chunghwa Telecom Co., Ltd.                                         4,972,000  16,818,604             0.1%
#                 Chunghwa Telecom Co., Ltd. Sponsored ADR                             413,388  13,989,050             0.1%
#                 Chyang Sheng Dyeing & Finishing Co., Ltd.                            667,000     603,006             0.0%
                  Cleanaway Co., Ltd.                                                  513,000   2,924,062             0.0%
#                 Clevo Co.                                                          3,158,482   2,892,018             0.0%
*                 CMC Magnetics Corp.                                               17,147,032   2,140,013             0.0%
#*                Co-Tech Development Corp.                                            276,000     458,722             0.0%
#                 CoAdna Holdings, Inc.                                                 54,000      86,795             0.0%
#                 CoAsia Microelectronics Corp.                                        894,642     466,752             0.0%
#                 Coland Holdings, Ltd.                                                169,000     225,279             0.0%
#                 Collins Co., Ltd.                                                    316,060     124,087             0.0%
                  Compal Electronics, Inc.                                          28,812,560  19,287,897             0.1%
#                 Compeq Manufacturing Co., Ltd.                                    10,081,000   7,416,969             0.1%
#                 Compucase Enterprise                                                 649,000     887,537             0.0%
#                 Concord Securities Co., Ltd.                                       3,275,000     741,918             0.0%
                  Concraft Holding Co., Ltd.                                            25,000     105,903             0.0%
                  Continental Holdings Corp.                                         3,524,250   1,273,608             0.0%
#                 Contrel Technology Co., Ltd.                                         866,000     640,693             0.0%
#                 Coremax Corp.                                                        323,000     574,837             0.0%
                  Coretronic Corp.                                                   4,173,600   5,910,482             0.1%
#                 Cowealth Medical Holding Co., Ltd.                                   108,319     162,857             0.0%
#                 Coxon Precise Industrial Co., Ltd.                                 1,154,000   1,171,932             0.0%
#                 Creative Sensor, Inc.                                                618,000     491,487             0.0%
#*                Crystalwise Technology, Inc.                                         266,585      97,969             0.0%
#                 CSBC Corp. Taiwan                                                  3,783,150   1,761,573             0.0%
                  CTBC Financial Holding Co., Ltd.                                  60,077,931  37,516,586             0.2%
                  CTCI Corp.                                                         3,722,896   6,518,529             0.1%
#                 Cub Elecparts, Inc.                                                  358,803   3,756,340             0.0%
#                 CviLux Corp.                                                         692,378     754,742             0.0%
#                 CX Technology Co., Ltd.                                              543,000     586,353             0.0%
#                 Cyberlink Corp.                                                      530,504   1,177,929             0.0%
#                 CyberPower Systems, Inc.                                             354,000   1,149,699             0.0%
#                 CyberTAN Technology, Inc.                                          2,406,873   1,570,435             0.0%
#                 Cypress Technology Co., Ltd.                                         190,000     925,489             0.0%
#                 D-Link Corp.                                                       6,288,758   2,613,192             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
TAIWAN -- (Continued)
#                 DA CIN Construction Co., Ltd.                                      1,371,809 $   879,662             0.0%
#                 Da-Li Development Co., Ltd.                                          711,745     549,515             0.0%
                  Dadi Early-Childhood Education Group Ltd.                             19,000     111,440             0.0%
                  Dafeng TV, Ltd.                                                      368,061     451,648             0.0%
#*                Danen Technology Corp.                                             3,627,000     832,490             0.0%
                  Darfon Electronics Corp.                                           2,096,700   1,813,848             0.0%
                  Darwin Precisions Corp.                                            3,590,304   1,641,542             0.0%
#                 Davicom Semiconductor, Inc.                                          254,392     196,242             0.0%
                  Daxin Materials Corp.                                                183,000     288,163             0.0%
#                 De Licacy Industrial Co., Ltd.                                     1,300,224   1,229,932             0.0%
#                 Delpha Construction Co., Ltd.                                      1,371,754     661,202             0.0%
#                 Delta Electronics, Inc.                                            5,578,028  31,397,272             0.2%
                  Depo Auto Parts Ind Co., Ltd.                                        795,634   2,292,802             0.0%
#                 DFI, Inc.                                                            455,571     828,693             0.0%
                  Dimerco Express Corp.                                                742,000     568,219             0.0%
                  Dr Wu Skincare Co., Ltd.                                              19,000     131,577             0.0%
                  Draytek Corp.                                                        158,000     169,415             0.0%
                  Dynacolor, Inc.                                                      267,000     322,560             0.0%
*                 Dynamic Electronics Co., Ltd.                                      1,845,583     556,654             0.0%
                  Dynapack International Technology Corp.                            1,255,000   1,681,782             0.0%
#                 E Ink Holdings, Inc.                                               8,023,000   8,183,825             0.1%
#                 E-Lead Electronic Co., Ltd.                                          635,846     754,445             0.0%
                  E-LIFE MALL Corp.                                                    362,000     765,743             0.0%
*                 E-Ton Solar Tech Co., Ltd.                                         2,516,168     761,578             0.0%
#                 E.Sun Financial Holding Co., Ltd.                                 32,365,286  19,562,589             0.1%
*                 Eastern Media International Corp.                                  4,591,270   1,490,880             0.0%
#                 Eclat Textile Co., Ltd.                                              889,842   9,732,131             0.1%
                  Edimax Technology Co., Ltd.                                        1,592,423     559,507             0.0%
                  Edison Opto Corp.                                                    929,000     504,244             0.0%
#                 Edom Technology Co., Ltd.                                          1,087,038     572,916             0.0%
#                 eGalax_eMPIA Technology, Inc.                                        462,934     793,370             0.0%
#                 Elan Microelectronics Corp.                                        1,952,323   2,765,537             0.0%
                  Elite Advanced Laser Corp.                                         1,107,440   4,881,766             0.0%
#                 Elite Material Co., Ltd.                                           2,315,839   9,236,774             0.1%
#                 Elite Semiconductor Memory Technology, Inc.                        1,977,390   2,739,320             0.0%
#                 Elitegroup Computer Systems Co., Ltd.                              3,081,028   2,003,724             0.0%
                  eMemory Technology, Inc.                                             425,000   5,851,958             0.0%
#                 Emerging Display Technologies Corp.                                1,185,000     406,201             0.0%
                  ENG Electric Co., Ltd.                                             1,240,945     720,676             0.0%
#                 Ennoconn Corp.                                                       242,487   2,634,732             0.0%
#                 EnTie Commercial Bank Co., Ltd.                                    2,193,166     966,430             0.0%
#*                Epileds Technologies, Inc.                                           567,000     413,529             0.0%
#*                Epistar Corp.                                                      9,902,261   9,834,254             0.1%
                  Eslite Spectrum Corp. (The)                                           21,550     104,233             0.0%
#                 Eson Precision Ind. Co., Ltd.                                        529,000     812,254             0.0%
#                 Eternal Materials Co., Ltd.                                        5,215,051   5,580,217             0.0%
*                 Etron Technology, Inc.                                             2,845,000   1,150,094             0.0%
#                 Eurocharm Holdings Co., Ltd.                                         282,000     812,340             0.0%
                  Eva Airways Corp.                                                 16,790,362   8,254,570             0.1%
#                 Everest Textile Co., Ltd.                                          2,630,064   1,433,313             0.0%
                  Evergreen International Storage & Transport Corp.                  4,959,000   2,249,717             0.0%
*                 Evergreen Marine Corp. Taiwan, Ltd.                               10,953,306   4,830,331             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
TAIWAN -- (Continued)
#                 Everlight Chemical Industrial Corp.                                3,341,756 $ 2,170,453             0.0%
#                 Everlight Electronics Co., Ltd.                                    3,559,570   5,602,121             0.0%
#                 Everspring Industry Co., Ltd.                                        749,000     346,203             0.0%
                  Excelsior Medical Co., Ltd.                                          867,581   1,298,053             0.0%
#                 EZconn Corp.                                                         244,000     450,913             0.0%
#                 Far Eastern Department Stores, Ltd.                                8,807,000   4,655,468             0.0%
                  Far Eastern International Bank                                    18,585,230   5,819,950             0.0%
                  Far Eastern New Century Corp.                                     13,054,705  10,984,195             0.1%
                  Far EasTone Telecommunications Co., Ltd.                           7,226,000  17,794,375             0.1%
                  Faraday Technology Corp.                                           1,454,893   1,765,338             0.0%
#*                Farglory F T Z Investment Holding Co., Ltd.                          614,000     289,090             0.0%
#                 Farglory Land Development Co., Ltd.                                4,325,105   5,862,219             0.0%
#                 Federal Corp.                                                      3,799,938   1,742,965             0.0%
#                 Feedback Technology Corp.                                            346,000     664,780             0.0%
#                 Feng Hsin Steel Co., Ltd.                                          2,786,131   4,706,569             0.0%
#                 Feng TAY Enterprise Co., Ltd.                                      1,779,292   6,837,200             0.1%
                  Fine Blanking & Tool Co., Ltd.                                        35,000      51,766             0.0%
*                 First Copper Technology Co., Ltd.                                  1,102,000     329,945             0.0%
#                 First Financial Holding Co., Ltd.                                 40,589,150  24,753,731             0.1%
#                 First Hi-Tec Enterprise Co., Ltd.                                    244,496     259,919             0.0%
#                 First Hotel                                                        1,032,805     587,046             0.0%
*                 First Insurance Co., Ltd. (The)                                    1,823,640     806,653             0.0%
#*                First Steamship Co., Ltd.                                          3,366,838     876,739             0.0%
#                 FLEXium Interconnect, Inc.                                         2,684,804   9,963,330             0.1%
                  Flytech Technology Co., Ltd.                                         738,070   2,517,917             0.0%
#                 FocalTech Systems Co., Ltd.                                        2,360,174   2,914,834             0.0%
                  Forest Water Environment Engineering Co., Ltd.                        65,000     142,103             0.0%
#                 Formosa Advanced Technologies Co., Ltd.                            1,499,000   1,410,198             0.0%
                  Formosa Chemicals & Fibre Corp.                                    8,371,198  25,741,318             0.1%
#                 Formosa International Hotels Corp.                                   457,975   2,397,821             0.0%
#                 Formosa Laboratories, Inc.                                           552,178   1,638,275             0.0%
#                 Formosa Oilseed Processing Co., Ltd.                                 421,891     692,262             0.0%
#                 Formosa Optical Technology Co., Ltd.                                 193,000     468,886             0.0%
                  Formosa Petrochemical Corp.                                        3,281,000  11,468,486             0.1%
                  Formosa Plastics Corp.                                             6,532,770  19,630,002             0.1%
                  Formosa Taffeta Co., Ltd.                                          4,100,460   4,279,865             0.0%
                  Formosan Rubber Group, Inc.                                        3,394,602   1,872,389             0.0%
                  Formosan Union Chemical                                            2,470,401   1,657,493             0.0%
#                 Fortune Electric Co., Ltd.                                           762,304     438,055             0.0%
                  Founding Construction & Development Co., Ltd.                      1,369,882     717,282             0.0%
                  Foxconn Technology Co., Ltd.                                       4,312,241  13,139,117             0.1%
                  Foxlink Image Technology Co., Ltd.                                   928,000     559,845             0.0%
#                 Foxsemicon Integrated Technology, Inc.                               521,000   2,155,568             0.0%
#*                Froch Enterprise Co., Ltd.                                         1,490,384     549,685             0.0%
                  FSP Technology, Inc.                                               1,130,619     882,184             0.0%
                  Fubon Financial Holding Co., Ltd.                                 19,197,387  30,052,029             0.2%
#                 Fulgent Sun International Holding Co., Ltd.                          434,240   1,095,810             0.0%
                  Fullerton Technology Co., Ltd.                                       705,670     570,596             0.0%
#                 Fulltech Fiber Glass Corp.                                         2,724,540   1,399,326             0.0%
                  Fwusow Industry Co., Ltd.                                            865,638     469,075             0.0%
#                 G Shank Enterprise Co., Ltd.                                       1,169,510   1,009,377             0.0%
#*                G Tech Optoelectronics Corp.                                       1,087,955     631,380             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                                    ---------- ---------- ---------------
TAIWAN -- (Continued)
#                 Gallant Precision Machining Co., Ltd.                              1,248,000 $1,015,829             0.0%
#                 Gamania Digital Entertainment Co., Ltd.                              572,000    592,780             0.0%
#                 GCS Holdings, Inc.                                                   386,000    772,281             0.0%
                  Gemtek Technology Corp.                                            2,751,575  3,088,945             0.0%
#                 General Interface Solution Holding, Ltd.                           1,040,000  5,798,556             0.0%
#                 General Plastic Industrial Co., Ltd.                                 246,684    336,878             0.0%
#                 Generalplus Technology, Inc.                                         420,000    578,485             0.0%
*                 Genesis Photonics, Inc.                                            2,381,418    298,673             0.0%
#                 Genesys Logic, Inc.                                                  755,000  1,016,771             0.0%
#*                Genius Electronic Optical Co., Ltd.                                  771,810  9,017,629             0.1%
*                 Genmont Biotech, Inc.                                                105,314     76,977             0.0%
#                 Genovate Biotechnology Co., Ltd.                                     150,000    194,240             0.0%
#                 GeoVision, Inc.                                                      458,486    625,806             0.0%
#                 Getac Technology Corp.                                             3,740,281  4,847,583             0.0%
#                 Giant Manufacturing Co., Ltd.                                      1,498,363  9,054,498             0.1%
#                 Giantplus Technology Co., Ltd.                                     2,286,000  1,270,446             0.0%
                  Gigabyte Technology Co., Ltd.                                      5,084,750  6,727,792             0.1%
#                 Gigasolar Materials Corp.                                            257,820  2,260,159             0.0%
#*                Gigastorage Corp.                                                  3,553,728  2,567,339             0.0%
                  Ginko International Co., Ltd.                                        373,000  3,069,057             0.0%
#*                Gintech Energy Corp.                                               4,906,735  2,826,344             0.0%
#*                Global Brands Manufacture, Ltd.                                    2,692,973  1,093,113             0.0%
#                 Global Lighting Technologies, Inc.                                   721,000  1,289,193             0.0%
#                 Global Mixed Mode Technology, Inc.                                   534,000  1,257,720             0.0%
#                 Global PMX Co., Ltd.                                                 260,000  1,196,943             0.0%
                  Global Unichip Corp.                                                 728,000  2,544,350             0.0%
#                 Globalwafers Co., Ltd.                                               298,779  2,133,179             0.0%
                  Globe Union Industrial Corp.                                       1,695,820    982,070             0.0%
#                 Gloria Material Technology Corp.                                   4,672,885  3,040,087             0.0%
#                 Glory Science Co., Ltd.                                              395,866    854,115             0.0%
*                 GlycoNex, Inc.                                                        13,000     12,237             0.0%
*                 Gold Circuit Electronics, Ltd.                                     4,013,747  1,473,810             0.0%
                  Golden Friends Corp.                                                  81,000    100,551             0.0%
#                 Goldsun Building Materials Co., Ltd.                              10,549,672  2,875,781             0.0%
                  Good Will Instrument Co., Ltd.                                       224,342    156,145             0.0%
#                 Gourmet Master Co., Ltd.                                             403,200  4,048,818             0.0%
#                 Grand Ocean Retail Group, Ltd.                                       428,000    333,334             0.0%
                  Grand Pacific Petrochemical                                        8,716,000  5,699,829             0.0%
#                 Grand Plastic Technology Corp.                                       166,000    967,304             0.0%
#                 Grape King Bio, Ltd.                                                 793,000  5,108,823             0.0%
#                 Great China Metal Industry                                           976,000    843,211             0.0%
#                 Great Taipei Gas Co., Ltd.                                         1,480,000  1,233,680             0.0%
                  Great Wall Enterprise Co., Ltd.                                    5,789,797  5,595,590             0.0%
                  Greatek Electronics, Inc.                                          1,279,000  1,796,531             0.0%
#*                Green Energy Technology, Inc.                                      2,457,640  1,276,914             0.0%
                  Green River Holding Co., Ltd.                                         21,000    120,488             0.0%
#                 Green Seal Holding, Ltd.                                             428,000  2,096,342             0.0%
*                 GTM Holdings Corp.                                                 1,019,000    590,633             0.0%
#                 Gudeng Precision Industrial Co., Ltd.                                142,089    158,411             0.0%
                  Hakers Enterprise Co., Ltd.                                          105,000    151,753             0.0%
                  Hannstar Board Corp.                                               2,664,875  1,522,383             0.0%
#*                HannStar Display Corp.                                            24,509,323  6,585,149             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
TAIWAN -- (Continued)
*                 HannsTouch Solution, Inc.                                          4,324,391 $  1,537,261             0.0%
#                 Hanpin Electron Co., Ltd.                                            563,000      862,601             0.0%
*                 Harvatek Corp.                                                     1,163,839      391,398             0.0%
                  Hey Song Corp.                                                     1,912,500    2,104,443             0.0%
                  Hi-Clearance, Inc.                                                   139,000      454,944             0.0%
#                 Highwealth Construction Corp.                                      6,043,130   10,187,052             0.1%
#                 HIM International Music, Inc.                                        170,000      693,448             0.0%
#                 Hiroca Holdings, Ltd.                                                491,221    1,592,877             0.0%
#*                HiTi Digital, Inc.                                                   900,975      333,017             0.0%
#                 Hitron Technology, Inc.                                            2,165,300    1,598,759             0.0%
#                 Hiwin Technologies Corp.                                           1,260,915    8,034,653             0.1%
*                 Ho Tung Chemical Corp.                                             7,586,197    2,267,216             0.0%
#                 Hocheng Corp.                                                      2,411,300      731,070             0.0%
                  Hold-Key Electric Wire & Cable Co., Ltd.                             266,901       72,526             0.0%
#                 Holiday Entertainment Co., Ltd.                                      440,400      773,818             0.0%
#                 Holtek Semiconductor, Inc.                                         1,549,000    2,873,374             0.0%
                  Holy Stone Enterprise Co., Ltd.                                    1,595,822    2,199,143             0.0%
                  Hon Hai Precision Industry Co., Ltd.                              55,950,504  183,135,028             0.8%
#                 Hong Ho Precision Textile Co., Ltd.                                  207,000      165,946             0.0%
                  Hong Pu Real Estate Development Co., Ltd.                          2,454,554    1,992,611             0.0%
                  Hong TAI Electric Industrial                                       1,571,000      489,086             0.0%
#                 Hong YI Fiber Industry Co.                                         1,088,680      809,663             0.0%
*                 Horizon Securities Co., Ltd.                                       3,484,000      795,576             0.0%
#                 Hota Industrial Manufacturing Co., Ltd.                            1,765,762    7,776,550             0.1%
#                 Hotai Motor Co., Ltd.                                                818,000    9,427,202             0.1%
                  Howarm United Industries Co., Ltd.                                   115,310        9,638             0.0%
#                 Hsin Kuang Steel Co., Ltd.                                         1,777,783    1,341,958             0.0%
#                 Hsin Yung Chien Co., Ltd.                                            256,100      611,470             0.0%
                  Hsing TA Cement Co.                                                  324,900      109,833             0.0%
#*                HTC Corp.                                                          3,991,619    9,578,050             0.1%
#                 Hu Lane Associate, Inc.                                              624,688    3,053,580             0.0%
*                 HUA ENG Wire & Cable Co., Ltd.                                     3,117,000      873,561             0.0%
                  Hua Nan Financial Holdings Co., Ltd.                              25,588,241   14,328,539             0.1%
#                 Huaku Development Co., Ltd.                                        2,192,400    5,027,861             0.0%
#                 Huang Hsiang Construction Corp.                                    1,474,735    2,143,894             0.0%
                  Hung Ching Development & Construction Co., Ltd.                      851,000      595,743             0.0%
#                 Hung Sheng Construction, Ltd.                                      3,993,900    2,553,638             0.0%
#                 Huxen Corp.                                                          239,072      335,283             0.0%
#                 Hwa Fong Rubber Co., Ltd.                                          1,943,112      688,986             0.0%
#*                Hwacom Systems, Inc.                                                 221,000       90,014             0.0%
#*                I-Chiun Precision Industry Co., Ltd.                               1,243,211      378,521             0.0%
#                 I-Sheng Electric Wire & Cable Co., Ltd.                              744,000    1,213,169             0.0%
#                 Ibase Technology, Inc.                                             1,093,582    2,158,762             0.0%
#*                Ichia Technologies, Inc.                                           2,714,255    1,864,287             0.0%
                  Ideal Bike Corp.                                                     459,553      170,543             0.0%
                  IEI Integration Corp.                                                655,950      996,000             0.0%
                  Infortrend Technology, Inc.                                        1,737,866      961,181             0.0%
#                 Innodisk Corp.                                                       490,720    1,681,633             0.0%
#                 Innolux Corp.                                                     72,785,151   33,971,832             0.2%
                  Inpaq Technology Co., Ltd.                                           360,000      238,188             0.0%
#                 Intai Technology Corp.                                               221,000      996,322             0.0%
#                 Integrated Service Technology, Inc.                                  562,610    1,835,504             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
TAIWAN -- (Continued)
#                 IntelliEPI, Inc.                                                     176,000 $   468,409             0.0%
#                 International Games System Co., Ltd.                                 368,000   2,359,229             0.0%
                  Inventec Corp.                                                    13,765,276  10,235,841             0.1%
#                 Iron Force Industrial Co., Ltd.                                      277,682   1,497,860             0.0%
                  ITE Technology, Inc.                                               1,050,646   1,228,115             0.0%
                  ITEQ Corp.                                                         1,978,611   2,965,534             0.0%
                  J Touch Corp.                                                         22,100         415             0.0%
#                 Jarllytec Co., Ltd.                                                  539,828     971,621             0.0%
#                 Jentech Precision Industrial Co., Ltd.                               407,156     944,067             0.0%
                  Jess-Link Products Co., Ltd.                                       1,070,600   1,079,341             0.0%
#                 Jih Sun Financial Holdings Co., Ltd.                               8,821,815   2,084,989             0.0%
#                 Jinli Group Holdings, Ltd.                                           956,200   1,187,456             0.0%
                  Johnson Health Tech Co., Ltd.                                        392,247     545,917             0.0%
#                 K Laser Technology, Inc.                                           1,232,459     649,321             0.0%
                  Kang Na Hsiung Enterprise Co., Ltd.                                  719,150     261,118             0.0%
#                 Kaori Heat Treatment Co., Ltd.                                       686,321   1,104,529             0.0%
                  Kaulin Manufacturing Co., Ltd.                                       886,684     529,025             0.0%
#                 KD Holding Corp.                                                     178,000   1,023,408             0.0%
#                 KEE TAI Properties Co., Ltd.                                       3,971,101   1,459,941             0.0%
#                 Kenda Rubber Industrial Co., Ltd.                                  2,833,304   4,561,706             0.0%
                  Kenmec Mechanical Engineering Co., Ltd.                            1,598,000     534,986             0.0%
#                 Kerry TJ Logistics Co., Ltd.                                       1,327,000   1,831,119             0.0%
#                 Kindom Construction Corp.                                          4,630,000   2,919,943             0.0%
#                 King Chou Marine Technology Co., Ltd.                                476,000     608,790             0.0%
                  King Core Electronics, Inc.                                           79,006      61,212             0.0%
#                 King Slide Works Co., Ltd.                                           277,450   4,270,346             0.0%
#                 King Yuan Electronics Co., Ltd.                                    9,940,032   8,973,156             0.1%
                  King's Town Bank Co., Ltd.                                         6,684,653   6,422,291             0.1%
#*                King's Town Construction Co., Ltd.                                 1,118,690     886,339             0.0%
#                 Kingcan Holdings, Ltd.                                               287,000     301,287             0.0%
#                 Kingpak Technology, Inc.                                             261,782   1,489,024             0.0%
                  Kinik Co.                                                          1,068,000   2,486,562             0.0%
#*                Kinko Optical Co., Ltd.                                            1,166,772   1,346,662             0.0%
#                 Kinpo Electronics                                                 11,080,892   4,146,208             0.0%
                  Kinsus Interconnect Technology Corp.                               2,127,476   5,529,936             0.0%
#                 KMC Kuei Meng International, Inc.                                    373,144   1,805,579             0.0%
#                 KS Terminals, Inc.                                                   981,290   1,508,638             0.0%
#                 Kung Long Batteries Industrial Co., Ltd.                             509,000   2,588,263             0.0%
*                 Kung Sing Engineering Corp.                                        2,370,000   1,017,096             0.0%
#                 Kuo Toong International Co., Ltd.                                  2,048,545   1,384,041             0.0%
                  Kuoyang Construction Co., Ltd.                                     3,143,586   1,437,188             0.0%
#                 Kwong Fong Industries Corp.                                        1,149,704   1,066,709             0.0%
#                 Kwong Lung Enterprise Co., Ltd.                                      523,000     779,997             0.0%
#                 KYE Systems Corp.                                                  2,043,107     617,599             0.0%
#                 L&K Engineering Co., Ltd.                                          1,583,000   1,809,605             0.0%
                  LAN FA Textile                                                     1,436,412     372,232             0.0%
#                 Land Mark Optoelectronics Corp.                                      306,600   2,688,081             0.0%
#                 Lanner Electronics, Inc.                                             542,450     836,756             0.0%
#                 Largan Precision Co., Ltd.                                           266,234  44,213,334             0.2%
                  Laser Tek Taiwan Co., Ltd.                                           376,144     438,430             0.0%
                  LCY Chemical Corp.                                                 2,898,495   4,166,334             0.0%
                  Leader Electronics, Inc.                                             872,886     306,548             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
TAIWAN -- (Continued)
#                 Leadtrend Technology Corp.                                           166,926 $   171,538             0.0%
#                 Lealea Enterprise Co., Ltd.                                        5,989,965   1,655,458             0.0%
                  Ledlink Optics, Inc.                                                 189,627     273,859             0.0%
#                 Ledtech Electronics Corp.                                            573,095     268,817             0.0%
#                 LEE CHI Enterprises Co., Ltd.                                      1,482,000     532,802             0.0%
#                 Lelon Electronics Corp.                                              807,765   1,112,390             0.0%
#                 Lemtech Holdings Co., Ltd.                                           125,000     527,832             0.0%
                  Leofoo Development Co., Ltd.                                       2,169,655     588,706             0.0%
#*                LES Enphants Co., Ltd.                                             1,127,479     411,099             0.0%
                  Lextar Electronics Corp.                                           3,207,000   2,215,630             0.0%
#                 Li Cheng Enterprise Co., Ltd.                                        552,520   1,459,128             0.0%
#*                Li Peng Enterprise Co., Ltd.                                       5,509,060   1,470,763             0.0%
#                 Lian HWA Food Corp.                                                  587,592     687,166             0.0%
                  Lien Hwa Industrial Corp.                                          5,995,984   5,435,270             0.0%
                  Lingsen Precision Industries, Ltd.                                 3,302,490   1,563,712             0.0%
                  Lion Travel Service Co., Ltd.                                         33,000      96,879             0.0%
                  Lite-On Semiconductor Corp.                                        1,896,887   1,869,244             0.0%
                  Lite-On Technology Corp.                                          10,371,419  18,091,417             0.1%
*                 LIWANLI Innovation Co., Ltd.                                          88,000      60,350             0.0%
#                 Long Bon International Co., Ltd.                                   2,676,875   1,468,186             0.0%
#                 Long Chen Paper Co., Ltd.                                          5,219,193   4,700,962             0.0%
#                 Longwell Co.                                                       1,019,000   1,082,270             0.0%
                  Lotes Co., Ltd.                                                      585,920   2,260,818             0.0%
#                 Lu Hai Holding Corp.                                                 209,000     389,153             0.0%
#                 Lucky Cement Corp.                                                 1,632,000     521,128             0.0%
#                 Lumax International Corp., Ltd.                                      599,140   1,025,612             0.0%
#                 Lung Yen Life Service Corp.                                          583,000   1,106,702             0.0%
#                 LuxNet Corp.                                                         797,484     910,337             0.0%
#                 Macauto Industrial Co., Ltd.                                         379,000   2,218,245             0.0%
                  Machvision, Inc.                                                     253,000     710,598             0.0%
                  Macroblock, Inc.                                                     233,000     555,989             0.0%
*                 Macronix International                                            28,701,994  12,785,416             0.1%
#                 Mag Layers Scientific-Technics Co., Ltd.                             390,233     946,484             0.0%
#                 Makalot Industrial Co., Ltd.                                       1,593,416   6,707,518             0.1%
                  Marketech International Corp.                                        998,000   1,359,622             0.0%
                  Masterlink Securities Corp.                                       10,227,303   2,860,402             0.0%
#                 Materials Analysis Technology, Inc.                                  177,662     611,827             0.0%
#*                Mayer Steel Pipe Corp.                                             1,115,905     495,165             0.0%
                  Maywufa Co., Ltd.                                                    178,462      83,096             0.0%
#                 MediaTek, Inc.                                                     4,016,823  28,873,386             0.2%
#                 Mega Financial Holding Co., Ltd.                                  27,508,220  22,083,519             0.1%
                  Meiloon Industrial Co.                                               892,721     626,662             0.0%
#                 Mercuries & Associates Holding, Ltd.                               3,168,081   2,530,426             0.0%
*                 Mercuries Life Insurance Co., Ltd.                                 7,320,201   3,748,556             0.0%
#                 Merida Industry Co., Ltd.                                            909,588   4,881,238             0.0%
#                 Merry Electronics Co., Ltd.                                        1,203,594   7,124,597             0.1%
                  Micro-Star International Co., Ltd.                                 4,943,465   9,901,478             0.1%
*                 Microbio Co., Ltd.                                                 2,444,358   1,765,331             0.0%
#*                Microelectronics Technology, Inc.                                    420,772     422,598             0.0%
                  Microlife Corp.                                                      267,100     611,619             0.0%
                  Mildef Crete, Inc.                                                   142,000     232,108             0.0%
#                 MIN AIK Technology Co., Ltd.                                       1,445,562   1,486,030             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
TAIWAN -- (Continued)
#                 Mirle Automation Corp.                                             1,617,169 $ 2,162,271             0.0%
                  Mitac Holdings Corp.                                               5,771,300   6,085,975             0.1%
#                 Mobiletron Electronics Co., Ltd.                                     442,960     598,515             0.0%
#                 momo.com, Inc.                                                        95,000     680,266             0.0%
*                 Mosel Vitelic, Inc.                                                1,371,758     179,619             0.0%
#*                Motech Industries, Inc.                                            3,884,000   3,428,848             0.0%
#                 MPI Corp.                                                            556,000   1,989,055             0.0%
#                 Nak Sealing Technologies Corp.                                       390,549   1,064,069             0.0%
#                 Namchow Chemical Industrial Co., Ltd.                              1,645,000   3,323,814             0.0%
#                 Nan Kang Rubber Tire Co., Ltd.                                     2,832,197   2,703,326             0.0%
#                 Nan Liu Enterprise Co., Ltd.                                         182,000     904,254             0.0%
                  Nan Ren Lake Leisure Amusement Co., Ltd.                           1,231,000     328,298             0.0%
#                 Nan Ya Plastics Corp.                                              9,781,584  23,561,206             0.1%
                  Nan Ya Printed Circuit Board Corp.                                 2,101,211   1,840,941             0.0%
#                 Nang Kuang Pharmaceutical co., Ltd.                                  307,000     407,534             0.0%
#                 Nantex Industry Co., Ltd.                                          2,576,113   1,993,435             0.0%
#                 Nanya Technology Corp.                                             2,601,751   4,145,404             0.0%
#                 National Petroleum Co., Ltd.                                         651,000     859,662             0.0%
#*                Neo Solar Power Corp.                                              8,296,947   3,862,133             0.0%
#                 Netronix, Inc.                                                       646,000   1,456,080             0.0%
                  New Asia Construction & Development Corp.                            873,423     207,695             0.0%
                  New Best Wire Industrial Co., Ltd.                                    42,000      44,480             0.0%
#                 New Era Electronics Co., Ltd.                                        540,000     403,264             0.0%
#*                Newmax Technology Co., Ltd.                                          649,916     998,017             0.0%
#                 Nexcom International Co., Ltd.                                       594,267     590,450             0.0%
#                 Nichidenbo Corp.                                                     836,498     762,474             0.0%
                  Nien Hsing Textile Co., Ltd.                                       2,100,093   1,857,452             0.0%
                  Nien Made Enterprise Co., Ltd.                                       720,000   7,282,877             0.1%
#                 Nishoku Technology, Inc.                                             253,000     687,857             0.0%
#                 Novatek Microelectronics Corp.                                     3,658,000  14,057,097             0.1%
#                 Nuvoton Technology Corp.                                             694,000     982,806             0.0%
*                 O-TA Precision Industry Co., Ltd.                                    103,000      41,596             0.0%
#*                OBI Pharma, Inc.                                                     208,000   1,954,901             0.0%
#*                Ocean Plastics Co., Ltd.                                           1,014,000     826,957             0.0%
#                 On-Bright Electronics, Inc.                                          291,000   1,830,804             0.0%
*                 Optimax Technology Corp.                                             204,366      28,290             0.0%
#                 OptoTech Corp.                                                     4,778,713   2,811,569             0.0%
#                 Orient Europharma Co., Ltd.                                          234,000     554,861             0.0%
#*                Orient Semiconductor Electronics, Ltd.                             5,248,000   1,708,144             0.0%
#                 Oriental Union Chemical Corp.                                      3,750,819   2,795,344             0.0%
#                 P-Duke Technology Co., Ltd.                                          245,000     520,974             0.0%
                  P-Two Industries, Inc.                                                82,000      63,438             0.0%
                  Pacific Construction Co.                                           1,133,276     413,608             0.0%
#                 Pacific Hospital Supply Co., Ltd.                                    475,000   1,225,636             0.0%
#                 Paiho Shih Holdings Corp.                                            716,000     881,209             0.0%
                  Pan Jit International, Inc.                                        2,891,860   1,651,609             0.0%
#                 Pan-International Industrial Corp.                                 3,238,854   3,018,385             0.0%
#                 Parade Technologies, Ltd.                                            433,805   5,089,063             0.0%
#                 Paragon Technologies Co., Ltd.                                       530,626     363,412             0.0%
#                 PChome Online, Inc.                                                  573,025   4,894,053             0.0%
#                 PCL Technologies, Inc.                                               191,000     544,805             0.0%
                  Pegatron Corp.                                                    12,244,293  36,060,416             0.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
TAIWAN -- (Continued)
                  PharmaEngine, Inc.                                                    28,000 $   173,179             0.0%
*                 PharmaEssentia Corp.                                                 269,000   1,340,902             0.0%
#                 Pharmally International Holding Co., Ltd.                            124,000   1,953,305             0.0%
#*                Phihong Technology Co., Ltd.                                       2,958,101   1,419,389             0.0%
                  Phison Electronics Corp.                                             598,000   5,629,204             0.0%
#                 Phoenix Tours International, Inc.                                    266,700     318,122             0.0%
                  Pili International Multimedia Co., Ltd.                               24,000      61,904             0.0%
#                 Pixart Imaging, Inc.                                                 534,000   1,397,158             0.0%
                  Planet Technology Corp.                                               42,000      74,286             0.0%
                  Plastron Precision Co., Ltd.                                         195,000     144,435             0.0%
#                 Polytronics Technology Corp.                                         414,408     844,528             0.0%
#                 Portwell, Inc.                                                       716,000     919,812             0.0%
#                 Posiflex Technology, Inc.                                            397,705   2,167,255             0.0%
                  Pou Chen Corp.                                                    13,833,005  19,366,980             0.1%
#                 Power Quotient International Co., Ltd.                             1,347,400     532,536             0.0%
                  Powertech Industrial Co., Ltd.                                       128,000      85,365             0.0%
                  Powertech Technology, Inc.                                         4,772,580  14,972,658             0.1%
#                 Poya International Co., Ltd.                                         343,085   4,687,165             0.0%
#                 President Chain Store Corp.                                        2,086,728  18,159,487             0.1%
#                 President Securities Corp.                                         6,785,443   3,023,111             0.0%
#                 Primax Electronics, Ltd.                                           3,004,000   5,006,913             0.0%
#*                Prime Electronics & Satellitics, Inc.                                834,511     259,261             0.0%
#                 Prince Housing & Development Corp.                                 9,239,140   3,659,410             0.0%
#*                Princeton Technology Corp.                                         1,205,000     380,047             0.0%
#                 Pro Hawk Corp.                                                        41,000     222,756             0.0%
#                 Promate Electronic Co., Ltd.                                       1,069,000   1,130,143             0.0%
#                 Promise Technology, Inc.                                           1,430,538     663,657             0.0%
#                 Prosperity Dielectrics Co., Ltd.                                     794,000     653,734             0.0%
                  Qisda Corp.                                                       15,410,525   9,805,052             0.1%
#                 QST International Corp.                                               51,000     151,038             0.0%
#                 Qualipoly Chemical Corp.                                             889,232     998,982             0.0%
                  Quang Viet Enterprise Co., Ltd.                                       98,000     537,068             0.0%
                  Quanta Computer, Inc.                                              8,146,436  16,876,665             0.1%
#                 Quanta Storage, Inc.                                               1,526,000   1,914,812             0.0%
#*                Quintain Steel Co., Ltd.                                           2,157,050     682,101             0.0%
#                 Radiant Opto-Electronics Corp.                                     3,867,692   8,062,543             0.1%
#*                Radium Life Tech Co., Ltd.                                         5,933,861   2,792,024             0.0%
                  Ralec Electronic Corp.                                               386,914     766,485             0.0%
#                 Realtek Semiconductor Corp.                                        2,661,861   9,001,752             0.1%
#                 Rechi Precision Co., Ltd.                                          3,142,292   3,404,014             0.0%
                  Rexon Industrial Corp., Ltd.                                          82,559      55,527             0.0%
                  Rich Development Co., Ltd.                                         4,983,769   1,533,575             0.0%
#                 RichWave Technology Corp.                                            194,000     654,962             0.0%
*                 Right WAY Industrial Co., Ltd.                                        42,000      30,341             0.0%
#*                Ritek Corp.                                                       17,832,225   3,024,108             0.0%
#*                Rotam Global Agrosciences, Ltd.                                      714,217     777,639             0.0%
*                 Ruentex Development Co., Ltd.                                      3,943,539   4,812,307             0.0%
#                 Ruentex Engineering & Construction Co.                               279,000     405,915             0.0%
#                 Ruentex Industries, Ltd.                                           2,034,824   3,271,534             0.0%
#                 Run Long Construction Co., Ltd.                                      917,352   1,469,627             0.0%
#                 Sagittarius Life Science Corp.                                       211,744     714,915             0.0%
                  Sampo Corp.                                                        3,997,119   2,451,332             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
TAIWAN -- (Continued)
#                 San Fang Chemical Industry Co., Ltd.                               1,183,659 $ 1,465,026             0.0%
#                 San Far Property, Ltd.                                               339,750     133,273             0.0%
#                 San Shing Fastech Corp.                                              537,622     958,811             0.0%
                  Sanitar Co., Ltd.                                                     57,000      71,768             0.0%
                  Sanyang Motor Co., Ltd.                                            4,104,802   2,918,401             0.0%
                  Scan-D Corp.                                                          10,000      18,818             0.0%
#                 SCI Pharmtech, Inc.                                                  597,312   1,449,350             0.0%
#                 Scientech Corp.                                                      386,000     689,484             0.0%
                  ScinoPharm Taiwan, Ltd.                                              588,534     807,956             0.0%
#                 SDI Corp.                                                          1,170,000   1,909,814             0.0%
#                 Sea Sonic Electronics Co., Ltd.                                      202,000     209,295             0.0%
#                 Senao International Co., Ltd.                                        558,547     979,101             0.0%
#                 Senao Networks, Inc.                                                 207,000     966,181             0.0%
                  Sercomm Corp.                                                      1,956,000   4,929,267             0.0%
#                 Sesoda Corp.                                                       1,434,637   1,373,038             0.0%
#                 Shan-Loong Transportation Co., Ltd.                                  239,247     269,576             0.0%
#                 Sharehope Medicine Co., Ltd.                                         150,000     177,074             0.0%
#                 Sheng Yu Steel Co., Ltd.                                             985,000   1,108,134             0.0%
#                 ShenMao Technology, Inc.                                             783,450     810,169             0.0%
#                 Shieh Yih Machinery Industry Co., Ltd.                               447,000     204,420             0.0%
#                 Shih Her Technologies, Inc.                                          323,000     318,727             0.0%
*                 Shih Wei Navigation Co., Ltd.                                      1,778,723     588,965             0.0%
                  Shihlin Electric & Engineering Corp.                               1,571,787   2,107,486             0.0%
*                 Shihlin Paper Corp.                                                  201,000     221,785             0.0%
                  Shin Hai Gas Corp.                                                     8,242      10,954             0.0%
#*                Shin Kong Financial Holding Co., Ltd.                             42,188,396  11,243,524             0.1%
                  Shin Shin Natural Gas Co.                                              9,480       9,906             0.0%
#                 Shin Zu Shing Co., Ltd.                                            1,128,245   3,126,833             0.0%
                  Shinih Enterprise Co., Ltd.                                          119,000      80,786             0.0%
#*                Shining Building Business Co., Ltd.                                2,880,456   1,011,865             0.0%
                  Shinkong Insurance Co., Ltd.                                       1,721,784   1,448,299             0.0%
                  Shinkong Synthetic Fibers Corp.                                   11,534,844   3,461,458             0.0%
#                 Shinkong Textile Co., Ltd.                                           867,169   1,222,107             0.0%
#                 Shiny Chemical Industrial Co., Ltd.                                  398,717     851,837             0.0%
#                 ShunSin Technology Holding, Ltd.                                     338,000   1,163,642             0.0%
#*                Shuttle, Inc.                                                      2,782,000     780,347             0.0%
#                 Sigurd Microelectronics Corp.                                      3,575,877   3,174,290             0.0%
                  Silergy Corp.                                                        149,000   2,694,370             0.0%
#*                Silicon Integrated Systems Corp.                                   3,884,817     865,443             0.0%
                  Siliconware Precision Industries Co., Ltd.                         3,412,101   5,529,434             0.0%
                  Siliconware Precision Industries Co., Ltd. Sponsored ADR             147,242   1,188,243             0.0%
#                 Silitech Technology Corp.                                          1,099,117     575,677             0.0%
                  Simplo Technology Co., Ltd.                                        1,843,800   6,167,334             0.1%
#                 Sinbon Electronics Co., Ltd.                                       1,594,849   3,935,369             0.0%
                  Sincere Navigation Corp.                                           3,032,370   2,106,435             0.0%
#                 Single Well Industrial Corp.                                         185,639     207,253             0.0%
#                 Sinher Technology, Inc.                                              320,000     571,496             0.0%
                  Sinmag Equipment Corp.                                               339,130   1,560,426             0.0%
#                 Sino-American Electronic Co., Ltd.                                   180,100     398,326             0.0%
#                 Sino-American Silicon Products, Inc.                               5,247,000   7,611,657             0.1%
#                 Sinon Corp.                                                        2,783,740   1,448,059             0.0%
                  SinoPac Financial Holdings Co., Ltd.                              39,063,974  11,935,886             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                                    ---------- ---------- ---------------
TAIWAN -- (Continued)
#                 Sinphar Pharmaceutical Co., Ltd.                                     912,507 $  696,919             0.0%
                  Sinyi Realty, Inc.                                                 1,198,933  1,377,976             0.0%
#                 Sirtec International Co., Ltd.                                     1,114,000  1,702,327             0.0%
                  Sitronix Technology Corp.                                          1,032,774  3,099,749             0.0%
#                 Siward Crystal Technology Co., Ltd.                                1,417,705    981,458             0.0%
                  Soft-World International Corp.                                       709,000  1,618,672             0.0%
#*                Solar Applied Materials Technology Co.                             2,734,084  1,020,127             0.0%
#*                Solartech Energy Corp.                                             3,050,062  1,299,043             0.0%
                  Solomon Technology Corp.                                              38,000     22,348             0.0%
#                 Solteam Electronics Co., Ltd.                                        371,169    507,972             0.0%
#                 Sonix Technology Co., Ltd.                                           932,000  1,096,194             0.0%
                  Southeast Cement Co., Ltd.                                         1,181,000    633,692             0.0%
#                 Speed Tech Corp.                                                     334,000    308,487             0.0%
#                 Spirox Corp.                                                         483,540    253,956             0.0%
#                 Sporton International, Inc.                                          413,297  2,444,698             0.0%
#                 St Shine Optical Co., Ltd.                                           348,000  6,736,106             0.1%
#                 Standard Chemical & Pharmaceutical Co., Ltd.                         723,040    785,685             0.0%
                  Standard Foods Corp.                                               1,912,745  4,720,238             0.0%
                  Stark Technology, Inc.                                               914,400    942,180             0.0%
*                 Sunko INK Co., Ltd.                                                  270,000    138,675             0.0%
#                 Sunny Friend Environmental Technology Co., Ltd.                      353,000  1,707,180             0.0%
#                 Sunonwealth Electric Machine Industry Co., Ltd.                    1,936,001  2,109,970             0.0%
#                 Sunplus Technology Co., Ltd.                                       4,609,153  1,838,682             0.0%
                  Sunrex Technology Corp.                                            1,614,894  1,013,229             0.0%
#                 Sunspring Metal Corp.                                                926,000  1,380,496             0.0%
#                 Supreme Electronics Co., Ltd.                                      2,497,857  1,973,797             0.0%
#                 Swancor Holding Co., Ltd.                                            682,061  1,521,649             0.0%
#                 Sweeten Real Estate Development Co., Ltd.                            885,827    414,159             0.0%
#                 Syncmold Enterprise Corp.                                          1,386,000  3,072,331             0.0%
#                 Synmosa Biopharma Corp.                                               94,417     97,961             0.0%
#                 Synnex Technology International Corp.                              6,475,732  7,016,745             0.1%
#                 Sysage Technology Co., Ltd.                                          562,234    548,482             0.0%
#*                Sysgration                                                           765,000    229,314             0.0%
                  Systex Corp.                                                         972,293  1,952,566             0.0%
                  T-Mac Techvest PCB Co., Ltd.                                         568,000    245,462             0.0%
                  T3EX Global Holdings Corp.                                           370,000    264,672             0.0%
                  TA Chen Stainless Pipe                                             5,003,327  2,748,932             0.0%
                  Ta Chong Securities Co., Ltd.                                      1,713,000    624,361             0.0%
#*                Ta Ya Electric Wire & Cable                                        4,503,520    931,721             0.0%
#                 Ta Yih Industrial Co., Ltd.                                          209,000    557,161             0.0%
                  TA-I Technology Co., Ltd.                                            967,446    723,895             0.0%
                  Tah Hsin Industrial Corp.                                            456,300    389,966             0.0%
                  TAI Roun Products Co., Ltd.                                          263,000     95,870             0.0%
#*                Tai Tung Communication Co., Ltd.                                     614,353    486,008             0.0%
#                 Tai-Saw Technology Co., Ltd.                                         175,960    124,735             0.0%
                  Taichung Commercial Bank Co., Ltd.                                19,892,219  6,458,892             0.1%
#                 TaiDoc Technology Corp.                                              413,698  1,390,523             0.0%
#                 Taiflex Scientific Co., Ltd.                                       1,617,460  1,986,931             0.0%
*                 TaiMed Biologics, Inc.                                               294,000  1,767,199             0.0%
#                 Taimide Tech, Inc.                                                   572,800    940,059             0.0%
#                 Tainan Enterprises Co., Ltd.                                         966,289    853,117             0.0%
#                 Tainan Spinning Co., Ltd.                                          9,526,791  4,390,769             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
TAIWAN -- (Continued)
#                 Tainergy Tech Co., Ltd.                                            2,201,000 $    936,967             0.0%
#                 Taishin Financial Holding Co., Ltd.                               40,733,954   16,795,501             0.1%
#*                Taisun Enterprise Co., Ltd.                                        2,194,578    1,083,398             0.0%
#*                Taita Chemical Co., Ltd.                                           1,784,609      565,876             0.0%
#                 Taiwan Acceptance Corp.                                            1,112,000    3,261,152             0.0%
                  Taiwan Business Bank                                              20,859,312    5,764,108             0.0%
#                 Taiwan Cement Corp.                                               16,240,350   18,889,435             0.1%
#                 Taiwan Chinsan Electronic Industrial Co., Ltd.                       636,000    1,159,248             0.0%
#                 Taiwan Cogeneration Corp.                                          3,331,657    2,550,770             0.0%
                  Taiwan Cooperative Financial Holding Co., Ltd.                    30,899,486   15,717,972             0.1%
#                 Taiwan FamilyMart Co., Ltd.                                          185,000    1,258,447             0.0%
                  Taiwan Fertilizer Co., Ltd.                                        4,366,000    5,902,182             0.0%
                  Taiwan Fire & Marine Insurance Co., Ltd.                           1,196,880      751,360             0.0%
#                 Taiwan FU Hsing Industrial Co., Ltd.                               1,492,000    2,092,554             0.0%
#*                Taiwan Glass Industry Corp.                                        6,154,904    3,142,983             0.0%
                  Taiwan High Speed Rail Corp.                                       5,051,000    3,909,568             0.0%
                  Taiwan Hon Chuan Enterprise Co., Ltd.                              2,711,545    5,612,895             0.0%
#                 Taiwan Hopax Chemicals Manufacturing Co., Ltd.                     1,421,000      833,462             0.0%
*                 Taiwan IC Packaging Corp.                                             81,000       18,869             0.0%
#                 Taiwan Land Development Corp.                                      9,087,009    3,402,040             0.0%
                  Taiwan Line Tek Electronic                                           624,071      458,206             0.0%
#                 Taiwan Mask Corp.                                                  1,760,050      967,988             0.0%
                  Taiwan Mobile Co., Ltd.                                            3,944,900   14,565,265             0.1%
                  Taiwan Navigation Co., Ltd.                                        1,518,720      636,185             0.0%
#                 Taiwan Paiho, Ltd.                                                 2,126,152    7,074,012             0.1%
#                 Taiwan PCB Techvest Co., Ltd.                                      2,433,816    2,602,467             0.0%
#*                Taiwan Prosperity Chemical Corp.                                   1,189,000      871,563             0.0%
#*                Taiwan Pulp & Paper Corp.                                          2,650,260    1,141,747             0.0%
#                 Taiwan Sakura Corp.                                                1,280,243    1,487,739             0.0%
#                 Taiwan Sanyo Electric Co., Ltd.                                      441,650      368,013             0.0%
#                 Taiwan Secom Co., Ltd.                                             1,204,405    3,516,805             0.0%
#                 Taiwan Semiconductor Co., Ltd.                                     2,160,000    2,847,367             0.0%
                  Taiwan Semiconductor Manufacturing Co., Ltd.                      41,147,652  265,068,840             1.2%
                  Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR         7,660,550  253,334,389             1.2%
#                 Taiwan Shin Kong Security Co., Ltd.                                1,344,561    1,778,086             0.0%
#                 Taiwan Styrene Monomer                                             5,206,404    3,991,318             0.0%
                  Taiwan Surface Mounting Technology Corp.                           2,544,674    2,258,299             0.0%
#                 Taiwan TEA Corp.                                                   7,391,896    4,004,869             0.0%
#                 Taiwan Union Technology Corp.                                      2,259,000    4,061,184             0.0%
                  Taiyen Biotech Co., Ltd.                                           1,205,910    1,220,200             0.0%
#*                Tatung Co., Ltd.                                                  19,068,588    6,969,493             0.1%
#                 TCI Co., Ltd.                                                        395,000    2,289,643             0.0%
                  Te Chang Construction Co., Ltd.                                      444,682      325,819             0.0%
                  Teco Electric and Machinery Co., Ltd.                             10,530,000   10,428,218             0.1%
                  Tehmag Foods Corp.                                                    33,000      269,943             0.0%
#                 Ten Ren Tea Co., Ltd.                                                180,170      221,819             0.0%
#                 Test Research, Inc.                                                1,244,370    1,655,810             0.0%
#                 Test Rite International Co., Ltd.                                  2,272,166    1,498,715             0.0%
#*                Tex-Ray Industrial Co., Ltd.                                         841,000      286,868             0.0%
#                 Thinking Electronic Industrial Co., Ltd.                             763,058    1,651,022             0.0%
#                 Thye Ming Industrial Co., Ltd.                                     1,098,992    1,381,186             0.0%
#                 Ton Yi Industrial Corp.                                            5,222,300    2,526,359             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
TAIWAN -- (Continued)
#                 Tong Hsing Electronic Industries, Ltd.                             1,161,534 $ 4,924,828             0.0%
                  Tong Yang Industry Co., Ltd.                                       3,336,341   5,661,450             0.0%
#                 Tong-Tai Machine & Tool Co., Ltd.                                  1,767,804   1,259,885             0.0%
#                 TOPBI International Holdings, Ltd.                                   451,336   1,494,559             0.0%
#                 Topco Scientific Co., Ltd.                                         1,119,166   3,661,407             0.0%
#                 Topco Technologies Corp.                                             212,000     456,656             0.0%
                  Topkey Corp.                                                          12,000      43,362             0.0%
#                 Topoint Technology Co., Ltd.                                       1,372,771   1,216,230             0.0%
#                 Toung Loong Textile Manufacturing                                    710,000   1,854,397             0.0%
#*                TPK Holding Co., Ltd.                                              2,787,000   9,956,711             0.1%
#                 Trade-Van Information Services Co.                                   334,000     308,201             0.0%
#                 Transcend Information, Inc.                                          842,870   2,876,721             0.0%
                  Tripod Technology Corp.                                            2,702,660   7,637,976             0.1%
#                 TrueLight Corp.                                                      811,600   1,237,675             0.0%
#                 Tsang Yow Industrial Co., Ltd.                                       635,000     743,326             0.0%
#                 Tsann Kuen Enterprise Co., Ltd.                                      696,441     687,959             0.0%
#                 TSC Auto ID Technology Co., Ltd.                                     182,700   1,343,138             0.0%
#*                TSEC Corp.                                                         1,154,000     432,077             0.0%
#                 TSRC Corp.                                                         4,624,154   5,291,694             0.0%
#                 Ttet Union Corp.                                                     273,000     839,799             0.0%
                  TTFB Co., Ltd.                                                        82,000     624,372             0.0%
#                 TTY Biopharm Co., Ltd.                                             1,288,991   4,395,102             0.0%
                  Tung Ho Steel Enterprise Corp.                                     7,139,645   5,761,246             0.0%
#                 Tung Thih Electronic Co., Ltd.                                       547,848   3,753,675             0.0%
#                 TURVO International Co., Ltd.                                        477,464   1,684,927             0.0%
#                 TXC Corp.                                                          2,255,762   3,324,823             0.0%
                  TYC Brother Industrial Co., Ltd.                                   1,760,333   1,813,333             0.0%
*                 Tycoons Group Enterprise                                           3,634,121     640,074             0.0%
#                 Tyntek Corp.                                                       2,292,413   1,067,263             0.0%
                  U-Ming Marine Transport Corp.                                      3,422,200   3,461,044             0.0%
#                 UDE Corp.                                                            360,000     472,523             0.0%
#                 Ultra Chip, Inc.                                                     499,000     545,079             0.0%
#                 Uni-President Enterprises Corp.                                   21,509,734  39,706,842             0.2%
#                 Unimicron Technology Corp.                                        13,053,563   8,038,141             0.1%
#                 Union Bank Of Taiwan                                               5,847,621   1,765,354             0.0%
#                 Union Insurance Co., Ltd.                                            589,895     271,979             0.0%
#                 Unitech Computer Co., Ltd.                                           778,365     468,381             0.0%
#                 Unitech Printed Circuit Board Corp.                                4,307,921   1,621,393             0.0%
#                 United Integrated Services Co., Ltd.                               1,823,800   3,892,963             0.0%
#                 United Microelectronics Corp.                                     94,390,441  37,731,746             0.2%
#                 United Orthopedic Corp.                                              410,159     921,423             0.0%
#*                United Radiant Technology                                            928,000     747,101             0.0%
#                 Unity Opto Technology Co., Ltd.                                    3,431,276   1,483,426             0.0%
                  Univacco Technology, Inc.                                             52,000      35,849             0.0%
#                 Universal Cement Corp.                                             3,038,204   2,624,932             0.0%
#                 Universal Microwave Technology, Inc.                                 250,000     643,171             0.0%
*                 Unizyx Holding Corp.                                               2,989,496   1,569,462             0.0%
                  UPC Technology Corp.                                               6,813,471   2,921,578             0.0%
*                 Userjoy Technology Co., Ltd.                                         140,000     426,319             0.0%
                  USI Corp.                                                          7,575,557   3,800,797             0.0%
#                 Usun Technology Co., Ltd.                                            481,000     864,611             0.0%
#                 Utechzone Co., Ltd.                                                  294,000     508,869             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
TAIWAN -- (Continued)
#                 Vanguard International Semiconductor Corp.                         5,169,000 $ 9,858,215             0.1%
#                 Ve Wong Corp.                                                        692,524     547,324             0.0%
*                 Via Technologies, Inc.                                               251,000      88,462             0.0%
#                 Victory New Materials, Ltd. Co.                                      590,000     977,678             0.0%
#                 Viking Tech Corp.                                                    463,464     309,436             0.0%
#                 Visual Photonics Epitaxy Co., Ltd.                                 1,492,224   2,808,214             0.0%
                  Vivotek, Inc.                                                        584,731   1,718,392             0.0%
#                 Voltronic Power Technology Corp.                                     186,350   2,659,714             0.0%
#*                Wafer Works Corp.                                                  3,686,889   2,307,471             0.0%
#*                Waffer Technology Co., Ltd.                                          483,000     344,739             0.0%
#                 Wah Hong Industrial Corp.                                            364,280     238,490             0.0%
                  Wah Lee Industrial Corp.                                           1,186,000   1,948,812             0.0%
#                 Walsin Lihwa Corp.                                                26,020,307  11,662,886             0.1%
#                 Walsin Technology Corp.                                            3,167,388   6,057,004             0.1%
#                 Walton Advanced Engineering, Inc.                                  2,198,662   1,044,006             0.0%
                  Wan Hai Lines, Ltd.                                                5,486,026   3,039,188             0.0%
#                 WAN HWA Enterprise Co.                                               516,778     240,595             0.0%
#                 Waterland Financial Holdings Co., Ltd.                            10,683,266   3,275,360             0.0%
#*                Wei Chuan Foods Corp.                                              2,162,000   1,324,895             0.0%
                  Wei Mon Industry Co., Ltd.                                         2,514,674      14,069             0.0%
#                 Weikeng Industrial Co., Ltd.                                       1,425,085     816,910             0.0%
                  Well Shin Technology Co., Ltd.                                       689,443   1,203,629             0.0%
#*                Wha Yu Industrial Co., Ltd.                                           59,000      40,329             0.0%
#                 Win Semiconductors Corp.                                           2,727,248  12,145,899             0.1%
                  Winbond Electronics Corp.                                         24,189,000  13,654,995             0.1%
                  WinMate Communication, Inc.                                           49,000      92,551             0.0%
#                 Winstek Semiconductor Co., Ltd.                                      253,000     213,605             0.0%
                  Wintek Corp.                                                       6,349,135      72,201             0.0%
#                 Wisdom Marine Lines Co., Ltd.                                      2,592,523   2,793,000             0.0%
#                 Wisechip Semiconductor, Inc.                                         112,846     456,245             0.0%
                  Wistron Corp.                                                     15,255,051  14,402,206             0.1%
#                 Wistron NeWeb Corp.                                                2,158,575   6,192,016             0.1%
#                 Wowprime Corp.                                                       700,000   3,537,554             0.0%
#                 WPG Holdings, Ltd.                                                 7,854,041   9,956,151             0.1%
                  WT Microelectronics Co., Ltd.                                      3,324,868   4,769,967             0.0%
                  WUS Printed Circuit Co., Ltd.                                      2,962,000   1,794,682             0.0%
#                 X-Legend Entertainment Co., Ltd.                                      17,011      37,857             0.0%
#                 XAC Automation Corp.                                                 881,000   2,056,710             0.0%
#                 XinTec, Inc.                                                         832,000   1,245,218             0.0%
                  XPEC Entertainment, Inc.                                              63,985      20,995             0.0%
#                 Xxentria Technology Materials Corp.                                1,122,736   2,634,974             0.0%
#                 Yageo Corp.                                                        2,738,030   9,664,105             0.1%
*                 Yang Ming Marine Transport Corp.                                  15,253,157   3,109,175             0.0%
#                 YC Co., Ltd.                                                       2,683,703   1,178,020             0.0%
#                 YC INOX Co., Ltd.                                                  2,827,560   2,306,642             0.0%
#                 YCC Parts Manufacturing Co., Ltd.                                     51,000      72,321             0.0%
                  Yea Shin International Development Co., Ltd.                       1,185,704     542,220             0.0%
#                 Yeong Guan Energy Technology Group Co., Ltd.                         689,774   2,089,375             0.0%
#                 YFC-Boneagle Electric Co., Ltd.                                      839,000   1,368,649             0.0%
#                 YFY, Inc.                                                         12,205,997   4,325,984             0.0%
                  Yi Jinn Industrial Co., Ltd.                                       2,091,096     717,243             0.0%
*                 Yieh Phui Enterprise Co., Ltd.                                     9,175,373   3,752,242             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                                PERCENTAGE
                                                                                      SHARES      VALUE++     OF NET ASSETS**
                                                                                    ---------- -------------- ---------------
TAIWAN -- (Continued)
#                 Yonyu Plastics Co., Ltd.                                             686,050 $      762,175             0.0%
#*                Young Fast Optoelectronics Co., Ltd.                                 880,137        355,501             0.0%
#                 Young Optics, Inc.                                                   441,214        564,549             0.0%
#                 Youngtek Electronics Corp.                                           903,569      1,349,512             0.0%
                  Yuanta Financial Holding Co., Ltd.                                41,441,301     17,718,974             0.1%
                  Yulon Motor Co., Ltd.                                              5,076,715      4,592,892             0.0%
                  Yung Chi Paint & Varnish Manufacturing Co., Ltd.                     375,350      1,020,201             0.0%
#                 Yungshin Construction & Development Co., Ltd.                        427,200        400,641             0.0%
                  YungShin Global Holding Corp.                                        936,400      1,389,051             0.0%
#                 Yungtay Engineering Co., Ltd.                                      2,724,000      4,511,361             0.0%
#                 Zeng Hsing Industrial Co., Ltd.                                      494,974      2,484,373             0.0%
                  Zenitron Corp.                                                     1,406,000        862,040             0.0%
                  Zero One Technology Co., Ltd.                                        312,000        189,106             0.0%
                  Zhen Ding Technology Holding, Ltd.                                 2,923,150      6,835,342             0.1%
                  Zig Sheng Industrial Co., Ltd.                                     4,419,638      1,362,012             0.0%
#                 Zinwell Corp.                                                      2,431,979      2,596,953             0.0%
#                 Zippy Technology Corp.                                               860,028      1,094,912             0.0%
#                 ZongTai Real Estate Development Co., Ltd.                          1,864,250      1,247,096             0.0%
                                                                                               -------------- ---------------
TOTAL TAIWAN                                                                                    3,423,796,535            15.4%
                                                                                               -------------- ---------------
THAILAND -- (3.0%)
                  AAPICO Hitech PCL(B013L48)                                           751,080        343,078             0.0%
                  AAPICO Hitech PCL(B013KZ2)                                            72,800         33,254             0.0%
                  Advanced Info Service PCL                                          3,094,009     15,653,414             0.1%
                  Advanced Information Technology PCL Class F                          327,300        248,385             0.0%
                  AEON Thana Sinsap Thailand PCL                                        11,200         33,351             0.0%
                  Airports of Thailand PCL                                          15,631,000     18,188,718             0.1%
                  AJ Plast PCL                                                       1,550,300        640,916             0.0%
                  Amata Corp. PCL                                                    5,672,600      2,820,720             0.0%
                  Ananda Development PCL                                            17,561,400      2,508,046             0.0%
                  AP Thailand PCL                                                   17,757,736      4,081,353             0.0%
                  Asia Aviation PCL                                                 17,486,000      3,134,235             0.0%
                  Asia Plus Group Holdings PCL(B081Z10)                                799,600         80,908             0.0%
                  Asia Plus Group Holdings PCL(BZ22310)                              9,080,700        918,833             0.0%
                  Asia Sermkij Leasing PCL                                             859,500        519,328             0.0%
                  Asian Insulators PCL                                               9,576,560         74,226             0.0%
                  Asian Phytoceuticals PCL                                             172,615          7,286             0.0%
                  Bangchak Corp. PCL                                                 6,328,100      5,854,270             0.0%
                  Bangkok Airways PCL                                                4,705,900      2,761,774             0.0%
                  Bangkok Aviation Fuel Services PCL                                 1,822,542      2,094,422             0.0%
                  Bangkok Bank PCL                                                     923,000      4,989,910             0.0%
                  Bangkok Chain Hospital PCL                                        11,197,750      4,240,836             0.0%
                  Bangkok Dusit Medical Services PCL Class F                        11,622,200      6,820,777             0.1%
                  Bangkok Expressway & Metro PCL                                    25,165,955      5,238,360             0.0%
                  Bangkok Insurance PCL                                                 18,440        188,185             0.0%
                  Bangkok Land PCL                                                  92,463,204      4,998,733             0.0%
                  Bangkok Life Assurance PCL                                         2,442,040      3,406,430             0.0%
                  Bangkok Ranch PCL                                                  3,864,800        709,496             0.0%
                  Banpu PCL                                                         12,334,110      6,846,340             0.1%
                  Beauty Community PCL                                              17,239,800      4,909,281             0.0%
                  BEC World PCL                                                      6,130,100      3,314,047             0.0%
                  Berli Jucker PCL                                                   5,585,550      7,024,326             0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
THAILAND -- (Continued)
                  Better World Green PCL                                             8,389,000 $   504,456             0.0%
                  Big Camera Corp. PCL                                              15,567,100   2,205,227             0.0%
                  BJC Heavy Industries PCL Class F                                   2,317,200     313,515             0.0%
                  BTS Group Holdings PCL                                             9,085,100   2,232,534             0.0%
                  Bumrungrad Hospital PCL                                            1,303,600   6,614,102             0.1%
                  Buriram Sugar PCL Class F                                          1,272,800     540,912             0.0%
                  Cal-Comp Electronics Thailand PCL Class F                         17,806,628   1,462,007             0.0%
                  Carabao Group PCL Class F                                            615,600   1,170,156             0.0%
                  Central Pattana PCL                                                5,485,900   9,515,872             0.1%
                  Central Plaza Hotel PCL                                            4,894,300   4,916,939             0.0%
                  CH Karnchang PCL                                                   2,872,467   2,262,929             0.0%
                  Charoen Pokphand Foods PCL                                        18,459,800  14,275,792             0.1%
                  Charoong Thai Wire & Cable PCL Class F                             1,034,400     311,008             0.0%
                  Christiani & Nielsen Thai Class F                                  2,094,400     263,995             0.0%
                  Chularat Hospital PCL Class F                                     48,473,900   3,335,296             0.0%
                  CK Power PCL                                                      28,546,310   2,558,357             0.0%
                  COL PCL                                                               23,200      28,170             0.0%
                  Com7 PCL                                                           3,017,500     907,256             0.0%
*                 Country Group Development PCL                                      9,610,700     275,068             0.0%
                  Country Group Holdings PCL Class F                                 6,787,311     292,370             0.0%
                  CP ALL PCL                                                         9,774,500  17,237,482             0.1%
*                 Crown Tech Advance PCL Class F                                    20,931,500     925,851             0.0%
                  CS Loxinfo PCL                                                     1,599,300     277,415             0.0%
                  Delta Electronics Thailand PCL                                     1,870,500   4,975,022             0.0%
*                 Demco PCL                                                          1,370,900     261,577             0.0%
                  Dhipaya Insurance PCL                                                835,500   1,092,986             0.0%
                  Diamond Building Products PCL                                      1,041,800     180,711             0.0%
                  Dynasty Ceramic PCL                                               18,882,260   2,216,305             0.0%
                  E for L Aim PCL                                                   12,761,600      51,651             0.0%
                  Eastern Polymer Group PCL Class F                                  5,122,300   1,999,163             0.0%
                  Eastern Printing PCL                                                 670,700     128,943             0.0%
                  Eastern Water Resources Development and Management PCL Class F     3,977,200   1,345,280             0.0%
                  Electricity Generating PCL(6304643)                                  836,000   5,317,144             0.0%
                  Electricity Generating PCL(6368553)                                  161,000   1,023,995             0.0%
                  Energy Absolute PCL                                                4,330,400   3,380,191             0.0%
                  Energy Earth PCL                                                   1,787,000     224,215             0.0%
                  Erawan Group PCL (The)                                            13,851,400   1,930,146             0.0%
*                 Esso Thailand PCL                                                 11,869,900   4,014,971             0.0%
                  Forth Corp. PCL                                                      777,400     156,199             0.0%
                  Forth Smart Service PCL                                            1,578,700     812,398             0.0%
                  Fortune Parts Industry PCL                                         1,410,600     203,087             0.0%
*                 G J Steel PCL                                                      6,467,310      59,831             0.0%
                  GFPT PCL                                                           6,541,922   3,461,034             0.0%
                  Global Power Synergy Co., Ltd. Class F                             1,157,300   1,154,289             0.0%
                  Glow Energy PCL                                                    2,192,300   5,197,126             0.0%
*                 GMM Grammy PCL                                                       258,000      75,334             0.0%
                  Golden Land Property Development PCL(6368586)                        816,400     166,395             0.0%
                  Golden Land Property Development PCL(BYNQKS0)                      5,290,000   1,078,187             0.0%
                  Grand Canal Land PCL                                               5,777,700     414,244             0.0%
*                 Grande Asset Hotels & Property PCL                                 2,075,415      55,200             0.0%
                  Group Lease PCL                                                    1,616,100   1,041,892             0.0%
                  Hana Microelectronics PCL                                          2,462,657   3,025,814             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
THAILAND -- (Continued)
                  Home Product Center PCL                                           32,325,715 $ 9,065,031             0.1%
                  ICC International PCL                                                 51,000      55,291             0.0%
                  Ichitan Group PCL                                                  2,826,700     804,943             0.0%
                  Indorama Ventures PCL                                              9,795,500  10,407,188             0.1%
                  Inter Far East Energy Corp. Class F                                4,117,300     368,998             0.0%
                  Interlink Communication PCL                                          425,300     186,891             0.0%
                  Intouch Holdings PCL(6397557)                                      2,378,800   3,679,266             0.0%
                  Intouch Holdings PCL(BKXLD88)                                        180,100     278,559             0.0%
                  IRPC PCL                                                          48,001,490   7,771,273             0.1%
                  Italian-Thai Development PCL                                      17,211,219   2,239,100             0.0%
                  Jasmine International PCL                                         19,592,500   4,871,220             0.0%
                  Jaymart PCL                                                        2,965,445   1,148,799             0.0%
                  JSP Property PCL                                                   1,090,100      34,982             0.0%
                  Jubilee Enterprise PCL                                               102,600      53,391             0.0%
                  Kang Yong Electric PCL                                                 6,500     101,850             0.0%
                  Karmarts PCL                                                       2,217,800     724,520             0.0%
                  Kasikornbank PCL(6364766)                                          3,095,500  16,555,869             0.1%
                  Kasikornbank PCL(6888794)                                          1,466,600   7,843,914             0.1%
                  KCE Electronics PCL                                                1,869,482   5,755,994             0.0%
                  KGI Securities Thailand PCL                                        9,618,400   1,056,661             0.0%
                  Khon Kaen Sugar Industry PCL                                      16,370,848   2,555,726             0.0%
                  Khonburi Sugar PCL                                                   284,500      64,977             0.0%
                  Kiatnakin Bank PCL                                                 4,263,007   8,411,397             0.1%
                  Krung Thai Bank PCL                                               15,969,575   9,141,301             0.1%
                  Krungthai Card PCL                                                 1,173,000   4,595,013             0.0%
                  L.P.N Development PCL                                                301,300     101,914             0.0%
                  Laguna Resorts & Hotels PCL                                           10,800       8,586             0.0%
                  Lam Soon Thailand PCL                                              1,044,300     194,731             0.0%
                  Land & Houses PCL(6581930)                                         3,326,700   1,000,222             0.0%
                  Land & Houses PCL(6581941)                                        10,915,380   3,250,316             0.0%
                  Lanna Resources PCL                                                1,517,050     561,383             0.0%
                  LH Financial Group PCL                                            45,134,327   2,296,514             0.0%
                  Loxley PCL                                                        11,387,335   1,040,300             0.0%
                  LPN Development PCL                                                8,827,100   2,985,749             0.0%
                  Major Cineplex Group PCL                                           5,048,100   5,107,936             0.0%
                  Malee Group PCL                                                      729,600   2,225,291             0.0%
                  Maybank Kim Eng Securities Thailand PCL                              272,400     173,252             0.0%
                  MBK PCL                                                            4,032,200   1,748,569             0.0%
                  MC Group PCL                                                       2,733,400   1,461,923             0.0%
*                 MCOT PCL                                                           1,820,600     705,292             0.0%
                  MCS Steel PCL                                                      2,370,900     987,018             0.0%
                  Mega Lifesciences PCL                                              2,179,700   1,622,645             0.0%
                  Millcon Steel PCL                                                  3,965,700     188,024             0.0%
                  Minor International PCL                                            6,375,357   6,865,627             0.1%
                  MK Real Estate Development PCL                                     2,044,900     242,385             0.0%
                  MK Restaurants Group PCL                                             793,200   1,404,553             0.0%
                  Modernform Group PCL                                                 724,300     104,698             0.0%
                  Mono Technology PCL                                                4,387,900     454,139             0.0%
                  Muang Thai Insurance PCL                                              19,800      78,135             0.0%
                  Muangthai Leasing PCL Class F                                      4,102,600   3,558,196             0.0%
                  Muramoto Electron Thailand PCL                                         7,400      50,061             0.0%
                  Namyong Terminal PCL                                               1,071,000     461,344             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
THAILAND -- (Continued)
                  Nation Multimedia Group PCL                                       11,246,400 $   308,878             0.0%
*                 Noble Development PCL                                                 97,500      44,254             0.0%
                  Padaeng Industry PCL                                                 192,800     103,117             0.0%
                  PCS Machine Group Holding PCL                                        110,000      17,491             0.0%
                  Platinum Group PCL (The) Class F                                     793,100     162,793             0.0%
*                 Polyplex Thailand PCL                                              3,838,387   1,631,231             0.0%
*                 Precious Shipping PCL                                              7,732,700   2,112,576             0.0%
                  Premier Marketing PCL                                              1,604,200     422,036             0.0%
                  President Bakery PCL                                                   1,800       3,330             0.0%
*                 Principal Capital PCL                                                106,200      10,869             0.0%
                  Property Perfect PCL                                              35,870,900     954,068             0.0%
                  Pruksa Holding PCL                                                 7,775,400   5,057,719             0.0%
                  PTG Energy PCL                                                     7,386,200   4,825,907             0.0%
                  PTT Exploration & Production PCL                                   9,182,869  25,817,693             0.1%
                  PTT Global Chemical PCL                                            7,073,511  15,337,188             0.1%
                  PTT PCL                                                            5,479,380  61,621,244             0.3%
                  Quality Houses PCL                                                49,317,204   3,649,958             0.0%
                  Raimon Land PCL                                                   20,329,300     781,670             0.0%
                  Ratchaburi Electricity Generating Holding PCL(6294249)             1,684,501   2,434,954             0.0%
                  Ratchaburi Electricity Generating Holding PCL(6362771)               731,100   1,056,808             0.0%
                  Ratchthani Leasing PCL                                             9,277,300   1,461,731             0.0%
*                 Regional Container Lines PCL                                       4,101,900     770,811             0.0%
                  Robinson Department Store PCL                                      1,562,100   2,822,528             0.0%
                  Rojana Industrial Park PCL                                         6,563,912   1,129,092             0.0%
*                 RS PCL                                                             5,971,200   1,579,546             0.0%
                  S 11 Group PCL                                                       464,500     114,144             0.0%
                  Saha-Union PCL                                                       723,700     826,428             0.0%
*                 Sahaviriya Steel Industries PCL                                   72,645,680      19,742             0.0%
                  Samart Corp. PCL                                                   5,856,200   2,505,688             0.0%
*                 Samart I-Mobile PCL                                               14,498,900     465,273             0.0%
                  Samart Telcoms PCL                                                 2,749,700   1,089,069             0.0%
                  Sansiri PCL                                                       88,935,685   5,399,391             0.0%
                  Sappe PCL                                                            353,600     255,565             0.0%
                  SC Asset Corp PCL                                                 23,640,916   2,405,783             0.0%
                  Scan Inter PCL Class F                                               725,800     164,716             0.0%
                  Siam Cement PCL (The)(6609906)                                       193,700   3,001,538             0.0%
                  Siam Cement PCL (The)(6609928)                                       772,300  11,967,413             0.1%
                  Siam City Cement PCL(6806387)                                        449,100   3,596,435             0.0%
                  Siam City Cement PCL(6363194)                                         19,700     157,759             0.0%
                  Siam Commercial Bank PCL (The)                                     3,194,869  14,408,776             0.1%
                  Siam Future Development PCL                                        8,337,225   1,494,386             0.0%
                  Siam Global House PCL                                              6,346,772   2,990,818             0.0%
                  Siam Wellness Group PCL                                              297,300     111,735             0.0%
                  Siamgas & Petrochemicals PCL                                       5,038,600   1,864,530             0.0%
*                 Singha Estate PCL                                                  9,058,171   1,309,363             0.0%
                  Sino-Thai Engineering & Construction PCL                           4,756,871   3,341,774             0.0%
                  SNC Former PCL                                                       954,900     436,179             0.0%
                  Somboon Advance Technology PCL                                     2,607,925   1,198,786             0.0%
                  SPCG PCL                                                           4,018,600   2,416,504             0.0%
                  Sri Ayudhya Capital PCL                                              230,700     216,761             0.0%
                  Sri Trang Agro-Industry PCL                                        6,325,300   3,291,570             0.0%
                  Sriracha Construction PCL                                            931,100     554,515             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES      VALUE++   OF NET ASSETS**
                                                                                    ----------- ----------- ---------------
THAILAND -- (Continued)
                  Srisawad Power 1979 PCL Class F                                       192,400 $   246,132             0.0%
                  Srithai Superware PCL                                              12,869,800     766,458             0.0%
                  Star Petroleum Refining PCL                                         1,504,600     574,175             0.0%
*                 Stars Microelectronics Thailand PCL                                 2,240,900     388,708             0.0%
                  STP & I PCL                                                         8,764,433   2,457,791             0.0%
                  Sub Sri Thai PCL                                                      288,100      94,118             0.0%
                  Supalai PCL                                                        10,216,700   7,265,997             0.1%
*                 Superblock PCL                                                     18,335,100     800,405             0.0%
                  Susco PCL                                                           2,397,300     281,383             0.0%
                  SVI PCL                                                             9,484,228   1,521,754             0.0%
                  Symphony Communication PCL                                            262,058      88,641             0.0%
                  Synnex Thailand PCL                                                 1,236,700     378,983             0.0%
                  Syntec Construction PCL                                             8,503,600   1,106,279             0.0%
                  Taokaenoi Food & Marketing PCL                                        516,700     351,039             0.0%
                  Tapaco PCL                                                            284,800     157,262             0.0%
*                 Tata Steel Thailand PCL                                            27,807,700     779,805             0.0%
                  Thai Agro Energy PCL Class F                                          279,230      23,410             0.0%
*                 Thai Airways International PCL                                      9,318,137   4,606,538             0.0%
                  Thai Central Chemical PCL                                             233,100     318,415             0.0%
                  Thai Metal Trade PCL                                                1,324,200     570,413             0.0%
                  Thai Nakarin Hospital PCL                                             126,800     124,637             0.0%
                  Thai Oil PCL                                                        2,901,500   6,542,845             0.1%
                  Thai Rayon PCL                                                         20,400      27,866             0.0%
                  Thai Reinsurance PCL                                                2,935,500     162,093             0.0%
                  Thai Solar Energy PCL                                                 971,900     158,752             0.0%
                  Thai Stanley Electric PCL                                               5,600      33,189             0.0%
                  Thai Stanley Electric PCL Class F                                     150,500     891,949             0.0%
                  Thai Union Group PCL Class F                                        9,379,360   5,775,668             0.0%
                  Thai Vegetable Oil PCL                                              4,648,225   4,904,892             0.0%
                  Thai Wah PCL Class F                                                2,925,800     845,851             0.0%
                  Thai-German Ceramic Industry PCL                                    4,086,200     292,968             0.0%
                  Thaicom PCL                                                         3,789,000   1,993,634             0.0%
*                 Thaifoods Group PCL                                                   727,400     132,484             0.0%
                  Thaire Life Assurance PCL Class F                                   1,495,400     354,504             0.0%
                  Thanachart Capital PCL                                              6,230,600   8,511,010             0.1%
                  Thitikorn PCL                                                       1,099,200     343,202             0.0%
                  Thoresen Thai Agencies PCL                                          8,745,600   2,313,450             0.0%
                  TICON Industrial Connection PCL Class F                             3,639,124   1,472,904             0.0%
                  Tipco Asphalt PCL(BWZ1HK0)                                          2,764,000   1,997,687             0.0%
                  Tipco Asphalt PCL(6363967)                                          3,055,100   2,208,080             0.0%
                  TIPCO Foods PCL                                                     1,678,400     747,249             0.0%
                  Tisco Financial Group PCL(B3KFW10)                                    460,090   1,014,220             0.0%
                  Tisco Financial Group PCL(B3KFW76)                                  2,841,900   6,264,668             0.1%
                  TMB Bank PCL                                                       74,132,413   4,886,438             0.0%
                  Total Access Communication PCL(B1YWK08)                             6,418,200   7,700,356             0.1%
                  Total Access Communication PCL(B231MK7)                             1,794,900   2,153,465             0.0%
                  TPI Polene PCL                                                    100,008,310   6,765,523             0.1%
                  TRC Construction PCL                                               12,455,700     550,946             0.0%
                  True Corp. PCL                                                     58,945,148  11,161,917             0.1%
                  TTCL PCL(B5ML0D8)                                                      22,904      11,323             0.0%
                  TTCL PCL(BWY4Y10)                                                   1,720,468     850,535             0.0%
                  TTW PCL                                                            10,178,900   3,089,866             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
THAILAND -- (Continued)
*                 U City PCL                                                        67,261,500 $     58,336             0.0%
                  Union Mosaic Industry PCL (The) Class F                            1,020,550      100,314             0.0%
                  Unique Engineering & Construction PCL                              5,692,405    2,764,741             0.0%
                  Univanich Palm Oil PCL                                               807,500      162,247             0.0%
                  Univentures PCL                                                   10,160,700    2,041,540             0.0%
                  Vanachai Group PCL                                                 7,115,340    2,756,449             0.0%
                  VGI Global Media PCL                                              15,357,700    2,193,323             0.0%
                  Vibhavadi Medical Center PCL                                      40,374,500    3,338,279             0.0%
                  Vinythai PCL                                                       3,186,600    1,888,560             0.0%
*                 WHA Corp. PCL                                                     23,854,300    2,165,438             0.0%
                  Workpoint Entertainment PCL                                        1,765,180    2,730,186             0.0%
                                                                                               ------------ ---------------
TOTAL THAILAND                                                                                  693,787,657             3.1%
                                                                                               ------------ ---------------
TURKEY -- (1.5%)
                  Adana Cimento Sanayii TAS Class A                                    445,035      873,249             0.0%
                  Adel Kalemcilik Ticaret ve Sanayi A.S.                                37,996      171,279             0.0%
#*                Afyon Cimento Sanayi TAS                                             902,611    2,276,265             0.0%
#                 Akbank TAS                                                        11,042,472   29,555,829             0.2%
                  Akcansa Cimento A.S.                                                 460,217    1,592,505             0.0%
#*                Akenerji Elektrik Uretim A.S.                                      3,770,374      955,278             0.0%
                  Aksa Akrilik Kimya Sanayii A.S.                                    1,057,906    3,159,878             0.0%
#*                Aksa Enerji Uretim A.S.                                            1,184,828      996,865             0.0%
#*                Aksigorta A.S.                                                       691,808      514,092             0.0%
#                 Alarko Holding A.S.                                                  969,013    1,551,699             0.0%
                  Albaraka Turk Katilim Bankasi A.S.                                 3,601,574    1,256,843             0.0%
                  Alkim Alkali Kimya A.S.                                               82,260      655,179             0.0%
                  Anadolu Anonim Turk Sigorta Sirketi                                1,661,495    1,169,954             0.0%
#*                Anadolu Cam Sanayii A.S.                                           1,553,383    1,581,927             0.0%
                  Anadolu Efes Biracilik Ve Malt Sanayii A.S.                          824,050    4,644,343             0.0%
#                 Anadolu Hayat Emeklilik A.S.                                         688,375    1,048,734             0.0%
                  Arcelik A.S.                                                       1,686,939   11,246,706             0.1%
#                 Aselsan Elektronik Sanayi Ve Ticaret A.S.                            946,369    5,203,188             0.0%
                  AvivaSA Emeklilik ve Hayat A.S. Class A                               19,182      106,005             0.0%
#                 Aygaz A.S.                                                           464,424    1,852,755             0.0%
#*                Bagfas Bandirma Gubre Fabrikalari A.S.                               276,549      837,502             0.0%
                  Baticim Bati Anadolu Cimento Sanayii A.S.                            211,763      392,979             0.0%
#*                Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.                 1,083,806    1,446,443             0.0%
                  BIM Birlesik Magazalar A.S.                                          753,096   12,301,648             0.1%
#                 Bizim Toptan Satis Magazalari A.S.                                   193,845      637,193             0.0%
#                 Bolu Cimento Sanayii A.S.                                            804,368    1,397,111             0.0%
                  Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                       525,094    1,469,421             0.0%
*                 Boyner Perakende Ve Tekstil Yatirimlari A.S.                          79,456    1,069,783             0.0%
#                 Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                     573,423    1,106,905             0.0%
#                 Bursa Cimento Fabrikasi A.S.                                         257,007      430,293             0.0%
#                 Celebi Hava Servisi A.S.                                             102,022      655,828             0.0%
                  Cimsa Cimento Sanayi VE Ticaret A.S.                                 634,294    2,676,269             0.0%
                  Coca-Cola Icecek A.S.                                                407,720    4,147,025             0.0%
#*                Deva Holding A.S.                                                    216,864      260,077             0.0%
#*                Dogan Sirketler Grubu Holding A.S.                                 8,159,506    1,698,593             0.0%
#*                Dogus Otomotiv Servis ve Ticaret A.S.                                454,328    1,163,453             0.0%
#                 Eczacibasi Yatirim Holding Ortakligi A.S.                            403,209    1,172,267             0.0%
#                 EGE Endustri VE Ticaret A.S.                                          24,008    1,710,135             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
TURKEY -- (Continued)
*                 EGE Seramik Sanayi ve Ticaret A.S.                                  694,943 $   712,560             0.0%
#                 EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve
                    Ticaret A.S.                                                    2,592,458   3,094,396             0.0%
                  Enka Insaat ve Sanayi A.S.                                        1,290,097   1,982,532             0.0%
#                 Erbosan Erciyas Boru Sanayii ve Ticaret A.S.                         18,035     320,651             0.0%
                  Eregli Demir ve Celik Fabrikalari TAS                             3,254,650   5,961,883             0.1%
#*                Fenerbahce Futbol A.S.                                              102,382   1,025,636             0.0%
#                 Ford Otomotiv Sanayi A.S.                                           408,030   4,535,109             0.0%
#*                Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.                  38,390     261,375             0.0%
#                 Global Yatirim Holding A.S.                                       2,074,448   1,717,407             0.0%
#                 Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                 71,836   1,595,474             0.0%
#                 Goodyear Lastikleri TAS                                           1,325,152   1,615,840             0.0%
#*                Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                    1,117,444     723,613             0.0%
#                 GSD Holding AS                                                    4,145,720     700,690             0.0%
#                 Gubre Fabrikalari TAS                                             1,298,883   1,784,307             0.0%
#*                Ihlas Holding A.S.                                                8,659,552   1,072,005             0.0%
                  Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.     186,015     521,495             0.0%
#*                Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.               753,290     405,389             0.0%
*                 Is Finansal Kiralama A.S.                                         1,254,328     405,901             0.0%
                  Is Yatirim Menkul Degerler A.S. Class A                             201,635      71,515             0.0%
#*                Izmir Demir Celik Sanayi A.S.                                     1,368,244   1,216,520             0.0%
*                 Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A       1,734,012     756,362             0.0%
#*                Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B         725,472     320,519             0.0%
#*                Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D       8,001,229   2,971,615             0.0%
#*                Karsan Otomotiv Sanayii Ve Ticaret A.S.                           3,809,559   1,243,925             0.0%
#*                Kartonsan Karton Sanayi ve Ticaret A.S.                               4,506     365,320             0.0%
                  KOC Holding A.S.                                                  2,149,812  10,103,667             0.1%
#                 Konya Cimento Sanayii A.S.                                           10,060     815,664             0.0%
#*                Koza Altin Isletmeleri A.S.                                         425,974   2,314,939             0.0%
#*                Koza Anadolu Metal Madencilik Isletmeleri A.S.                    1,501,782     868,450             0.0%
*                 Logo Yazilim Sanayi Ve Ticaret A.S.                                   9,694     158,583             0.0%
#                 Mardin Cimento Sanayii ve Ticaret A.S.                              397,809     499,485             0.0%
#*                Metro Ticari ve Mali Yatirimlar Holding A.S.                      2,499,110     844,150             0.0%
#*                Migros Ticaret A.S.                                                 385,806   2,641,861             0.0%
#*                NET Holding A.S.                                                  1,443,124   1,036,053             0.0%
#*                Netas Telekomunikasyon A.S.                                         287,876     861,423             0.0%
                  Nuh Cimento Sanayi A.S.                                             229,852     693,650             0.0%
#                 Otokar Otomotiv Ve Savunma Sanayi A.S.                              142,302   5,315,141             0.0%
#                 Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.              722,150     532,786             0.0%
#*                Pegasus Hava Tasimaciligi A.S.                                      170,424     764,760             0.0%
                  Petkim Petrokimya Holding A.S.                                    4,253,707   5,878,825             0.0%
                  Pinar Entegre Et ve Un Sanayi A.S.                                   94,529     276,991             0.0%
                  Pinar SUT Mamulleri Sanayii A.S.                                    127,719     550,048             0.0%
                  Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                 433,058     462,143             0.0%
#*                Sekerbank TAS                                                     4,184,073   1,413,496             0.0%
                  Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                         1,167,416   1,190,028             0.0%
                  Soda Sanayii A.S.                                                 1,898,497   3,425,019             0.0%
#                 Tat Gida Sanayi A.S.                                                761,200   1,431,174             0.0%
                  TAV Havalimanlari Holding A.S.                                    1,508,236   6,281,801             0.1%
                  Tekfen Holding A.S.                                               1,539,759   3,968,599             0.0%
*                 Teknosa Ic Ve Dis Ticaret A.S.                                      102,667     127,473             0.0%
                  Tofas Turk Otomobil Fabrikasi A.S.                                  679,021   5,653,800             0.0%
                  Trakya Cam Sanayii A.S.                                           4,610,227   4,464,654             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                                 PERCENTAGE
                                                                                      SHARES       VALUE++     OF NET ASSETS**
                                                                                    ---------- --------------- ---------------
TURKEY -- (Continued)
#*                Tumosan Motor ve Traktor Sanayi A.S.                                 374,799 $       816,724             0.0%
                  Tupras Turkiye Petrol Rafinerileri A.S.                              699,285      17,614,826             0.1%
#                 Turcas Petrol A.S.                                                 1,682,409         965,584             0.0%
#*                Turk Hava Yollari AO                                               8,416,492      14,354,378             0.1%
#                 Turk Telekomunikasyon A.S.                                         2,142,814       3,847,383             0.0%
                  Turk Traktor ve Ziraat Makineleri A.S.                               116,052       2,547,279             0.0%
*                 Turkcell Iletisim Hizmetleri A.S.                                  2,913,708      10,194,294             0.1%
#*                Turkcell Iletisim Hizmetleri A.S. ADR                                291,527       2,550,861             0.0%
                  Turkiye Garanti Bankasi A.S.                                       8,155,637      22,015,755             0.1%
#                 Turkiye Halk Bankasi A.S.                                          3,489,052      11,567,858             0.1%
#                 Turkiye Is Bankasi Class C                                         7,071,874      13,956,583             0.1%
                  Turkiye Sinai Kalkinma Bankasi A.S.                               10,539,654       4,476,897             0.0%
                  Turkiye Sise ve Cam Fabrikalari A.S.                               7,149,436       8,974,879             0.1%
#                 Turkiye Vakiflar Bankasi TAO Class D                               5,850,145       9,993,463             0.1%
#                 Ulker Biskuvi Sanayi A.S.                                            926,513       5,262,837             0.0%
#*                Vestel Elektronik Sanayi ve Ticaret A.S.                           1,267,281       2,598,238             0.0%
#*                Yapi ve Kredi Bankasi A.S.                                         4,280,899       5,192,986             0.0%
*                 Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.                         106,584         313,295             0.0%
#*                Zorlu Enerji Elektrik Uretim A.S.                                  5,987,155       1,954,220             0.0%
                                                                                               --------------- ---------------
TOTAL TURKEY                                                                                       342,140,540             1.5%
                                                                                               --------------- ---------------
TOTAL COMMON STOCKS                                                                             21,340,710,836            95.7%
                                                                                               --------------- ---------------
PREFERRED STOCKS -- (2.9%)
BRAZIL -- (2.8%)
                  AES Tiete Energia SA                                                   6,203           5,277             0.0%
                  Alpargatas SA                                                      1,331,965       5,581,240             0.0%
                  Banco ABC Brasil SA                                                  931,875       5,231,806             0.0%
                  Banco Bradesco SA                                                  5,283,085      55,609,669             0.3%
                  Banco Bradesco SA ADR                                              7,269,077      76,688,760             0.4%
                  Banco do Estado do Rio Grande do Sul SA Class B                    2,139,633       9,578,987             0.1%
*                 Banco Pan SA                                                       1,370,328         811,650             0.0%
                  Banco Pine SA                                                        192,365         221,210             0.0%
                  Braskem SA Class A                                                   351,375       3,779,380             0.0%
*                 Centrais Eletricas Brasileiras SA Class B                          1,058,763       7,638,718             0.0%
                  Centrais Eletricas Santa Catarina                                     64,363         362,771             0.0%
                  Cia Brasileira de Distribuicao                                       873,400      19,743,372             0.1%
                  Cia de Gas de Sao Paulo - COMGAS Class A                             153,446       2,320,508             0.0%
                  Cia de Saneamento do Parana                                          157,300         509,458             0.0%
                  Cia de Transmissao de Energia Eletrica Paulista                      413,793       8,082,786             0.0%
                  Cia Energetica de Minas Gerais                                     4,577,090      12,805,267             0.1%
                  Cia Energetica de Sao Paulo Class B                                1,333,042       7,601,664             0.0%
                  Cia Energetica do Ceara Class A                                       75,930       1,123,622             0.0%
                  Cia Ferro Ligas da Bahia - FERBASA                                   474,282       1,612,294             0.0%
                  Cia Paranaense de Energia                                            572,041       5,257,143             0.0%
                  Eletropaulo Metropolitana Eletricidade de Sao Paulo SA             1,200,786       5,689,835             0.0%
                  Eucatex SA Industria e Comercio                                       87,459          95,338             0.0%
                  Gerdau SA                                                          2,662,971       8,222,024             0.0%
                  Itau Unibanco Holding SA                                          10,663,754     131,900,563             0.6%
                  Itau Unibanco Holding SA ADR                                       6,510,406      80,077,994             0.4%
                  Lojas Americanas SA                                                4,424,629      23,474,977             0.1%
                  Marcopolo SA                                                       4,051,832       3,063,719             0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                      SHARES      VALUE++    OF NET ASSETS**
                                                                                    ----------- ------------ ---------------
BRAZIL -- (Continued)
*                 Petroleo Brasileiro SA                                              8,903,162 $ 39,185,638             0.2%
*                 Petroleo Brasileiro SA Sponsored ADR                                4,065,689   35,493,465             0.2%
*                 Randon SA Implementos e Participacoes                               2,565,495    3,798,877             0.0%
                  Suzano Papel e Celulose SA Class A                                  3,280,839   13,861,171             0.1%
                  Telefonica Brasil SA                                                  894,497   13,327,062             0.1%
                  Unipar Carbocloro SA Class B                                          153,900      376,743             0.0%
*                 Usinas Siderurgicas de Minas Gerais SA Class A                      4,465,498    5,993,296             0.0%
                  Vale SA                                                             4,696,325   38,854,301             0.2%
                  Vale SA Sponsored ADR                                                 961,488    7,893,817             0.0%
                                                                                                ------------ ---------------
TOTAL BRAZIL                                                                                     635,874,402             2.9%
                                                                                                ------------ ---------------
CHILE -- (0.0%)
                  Coca-Cola Embonor SA Class B                                          180,615      451,981             0.0%
                  Embotelladora Andina SA                                                 4,685       17,902             0.0%
                  Embotelladora Andina SA Class B                                       742,531    3,076,086             0.0%
                                                                                                ------------ ---------------
TOTAL CHILE                                                                                        3,545,969             0.0%
                                                                                                ------------ ---------------
COLOMBIA -- (0.1%)
                  Avianca Holdings SA                                                 1,511,554    1,366,667             0.0%
                  Banco Davivienda SA                                                   608,317    6,409,866             0.1%
                  Bancolombia SA                                                        284,464    2,776,957             0.0%
                  Grupo Argos SA                                                         54,529      354,012             0.0%
                  Grupo Aval Acciones y Valores SA                                    8,079,317    3,199,322             0.0%
                  Grupo de Inversiones Suramericana SA                                  218,459    2,796,453             0.0%
                                                                                                ------------ ---------------
TOTAL COLOMBIA                                                                                    16,903,277             0.1%
                                                                                                ------------ ---------------
INDIA -- (0.0%)
                  UPL, Ltd., 5.000%                                                     405,648       75,669             0.0%
                  Vedanta, Ltd.                                                     108,127,840    1,012,700             0.0%
                                                                                                ------------ ---------------
TOTAL INDIA                                                                                        1,088,369             0.0%
                                                                                                ------------ ---------------
TOTAL PREFERRED STOCKS                                                                           657,412,017             3.0%
                                                                                                ------------ ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*                 Cia de Gas de Sao Paulo - COMGAS Rights 5/26/17                         3,284        1,645             0.0%
*                 Cosan Logistica SA                                                        200           --             0.0%
*                 Iochpe Maxion SA Warrants 6/3/19                                       35,629       67,126             0.0%
                                                                                                ------------ ---------------
TOTAL BRAZIL                                                                                          68,771             0.0%
                                                                                                ------------ ---------------
CHINA -- (0.0%)
*                 Bank of Comm Ass Ent Rights 5/31/17                                    29,915           --             0.0%
                                                                                                ------------ ---------------
INDONESIA -- (0.0%)
*                 Sentul City Rights 4/13/17                                        167,836,440           --             0.0%
                                                                                                ------------ ---------------
MALAYSIA -- (0.0%)
*                 Land & General Bhd Rights 5/2/17                                   11,979,520      137,981             0.0%
*                 MKH Bhd Rights 5/19/17                                                188,836      236,209             0.0%
*                 Pantech Group Holdings Bhd Warrants12/21/21                                 1           --             0.0%
                                                                                                ------------ ---------------
TOTAL MALAYSIA                                                                                       374,190             0.0%
                                                                                                ------------ ---------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                                 PERCENTAGE
                                                                                      SHARES       VALUE++     OF NET ASSETS**
                                                                                    ---------- --------------- ---------------
PHILIPPINES -- (0.0%)
*                 China Banking Corp. Rights 5/5/17                                    217,838 $        18,747             0.0%
                                                                                               --------------- ---------------
POLAND -- (0.0%)
*                 Hawe SA Rights                                                     1,003,528              --             0.0%
                                                                                               --------------- ---------------
SOUTH KOREA -- (0.0%)
#*                CrucialTec Co., Ltd. Rights 6/2/17                                    72,102          65,265             0.0%
                                                                                               --------------- ---------------
TAIWAN -- (0.0%)
*                 E.Sun Finianical Holding Co. Rights 5/2/17                         1,938,505         208,815             0.0%
*                 First Steamship Rights 5/8/17                                      1,857,357          15,390             0.0%
                                                                                               --------------- ---------------
TOTAL TAIWAN                                                                                           224,205             0.0%
                                                                                               --------------- ---------------
THAILAND -- (0.0%)
*                 E for L Aim PCL                                                    4,253,867              --             0.0%
*                 EFORL W3                                                           1,276,160              --             0.0%
*                 RS W3 Warrants 4/17/19                                             1,194,240              --             0.0%
*                 SCCC RTS REC(R) EXP 11MAY17                                            5,824           4,546             0.0%
*                 SCCC Rights 5/15/17                                                  132,777         103,642             0.0%
*                 Thaifoods Group W2 Warrants 4/30/18                                   72,740              --             0.0%
                                                                                               --------------- ---------------
TOTAL THAILAND                                                                                         108,188             0.0%
                                                                                               --------------- ---------------
TOTAL RIGHTS/WARRANTS                                                                                  859,366             0.0%
                                                                                               --------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                     21,998,982,219
                                                                                               --------------- ---------------

                                                                                                   VALUE+
                                                                                               ---------------
SECURITIES LENDING COLLATERAL -- (4.7%)
(S)@              DFA Short Term Investment Fund                                    94,695,863   1,095,915,225             4.9%
                                                                                               --------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $20,335,900,065)                                           $23,094,897,444           103.6%
                                                                                               =============== ===============

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ------------------------------------------------------
                                                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                                                  -------------- --------------- ------- ---------------
Common Stocks
   Brazil                                                         $1,239,825,902              --      -- $ 1,239,825,902
   Chile                                                              99,347,676 $   204,750,384      --     304,098,060
   China                                                             546,543,403   3,104,236,012      --   3,650,779,415
   Colombia                                                           71,270,885              --      --      71,270,885
   Czech Republic                                                             --      31,146,057      --      31,146,057
   Egypt                                                                 789,020      15,823,492      --      16,612,512
   Greece                                                                     --      55,752,682      --      55,752,682
   Hong Kong                                                                  --         795,966      --         795,966
   Hungary                                                               302,490      81,472,755      --      81,775,245
   India                                                             108,734,104   2,873,913,243      --   2,982,647,347
   Indonesia                                                          29,680,010     633,004,632      --     662,684,642
   Malaysia                                                                8,479     757,369,565      --     757,378,044
   Mexico                                                            846,202,007              --      --     846,202,007
   Peru                                                               26,006,050              --      --      26,006,050
   Philippines                                                         7,086,518     303,163,705      --     310,250,223
   Poland                                                                     --     379,179,006      --     379,179,006
   Russia                                                             35,966,192     263,549,510      --     299,515,702
   South Africa                                                      122,888,171   1,471,259,672      --   1,594,147,843
   South Korea                                                        96,053,909   3,474,864,607      --   3,570,918,516
   Taiwan                                                            280,412,577   3,143,383,958      --   3,423,796,535
   Thailand                                                          693,324,691         462,966      --     693,787,657
   Turkey                                                              2,550,861     339,589,679      --     342,140,540
Preferred Stocks
   Brazil                                                            635,874,402              --      --     635,874,402
   Chile                                                                      --       3,545,969      --       3,545,969
   Colombia                                                           16,903,277              --      --      16,903,277
   India                                                                  75,669       1,012,700      --       1,088,369
Rights/Warrants
   Brazil                                                                     --          68,771      --          68,771
   Malaysia                                                                   --         374,190      --         374,190
   Philippines                                                                --          18,747      --          18,747
   South Korea                                                                --          65,265      --          65,265
   Taiwan                                                                     --         224,205      --         224,205
   Thailand                                                                   --         108,188      --         108,188
Securities Lending Collateral                                                 --   1,095,915,225      --   1,095,915,225
Futures Contracts**                                                    2,813,972              --      --       2,813,972
                                                                  -------------- --------------- ------- ---------------
TOTAL                                                             $4,862,660,265 $18,235,051,151      -- $23,097,711,416
                                                                  ============== =============== ======= ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE+    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
COMMON STOCKS -- (95.3%)
Consumer Discretionary -- (12.9%)
#   Adient P.L.C.                                                    69,537 $  5,115,142       0.0%
#   Autoliv, Inc.                                                   271,493   27,200,884       0.1%
#*  AutoNation, Inc.                                                296,816   12,466,272       0.1%
#   Bed Bath & Beyond, Inc.                                         290,144   11,243,080       0.1%
#   Best Buy Co., Inc.                                            1,711,779   88,687,270       0.4%
#   BorgWarner, Inc.                                              1,060,592   44,841,830       0.2%
#   CalAtlantic Group, Inc.                                          14,193      514,070       0.0%
#   Carnival Corp.                                                1,129,125   69,746,051       0.3%
#   CBS Corp. Class A                                                 7,236      486,621       0.0%
*   Charter Communications, Inc. Class A                            956,927  330,292,923       1.3%
    Comcast Corp. Class A                                        21,211,780  831,289,658       3.4%
    DR Horton, Inc.                                               2,594,763   85,341,755       0.3%
    Ford Motor Co.                                               15,336,087  175,904,918       0.7%
#   Garmin, Ltd.                                                    382,751   19,459,061       0.1%
    General Motors Co.                                            5,741,467  198,884,417       0.8%
#   Gentex Corp.                                                    533,525   11,017,291       0.0%
#   Goodyear Tire & Rubber Co. (The)                              1,440,531   52,190,438       0.2%
#*  Hyatt Hotels Corp. Class A                                       26,622    1,477,521       0.0%
#   International Game Technology P.L.C.                             36,716      815,095       0.0%
#   Kohl's Corp.                                                  1,327,251   51,802,607       0.2%
    Lear Corp.                                                      170,451   24,316,540       0.1%
#   Lennar Corp. Class A                                          1,399,321   70,665,711       0.3%
    Lennar Corp. Class B                                              7,512      320,086       0.0%
*   Liberty Broadband Corp. Class A                                  23,806    2,140,874       0.0%
#*  Liberty Broadband Corp. Class C                                 115,411   10,520,867       0.0%
*   Liberty Interactive Corp., QVC Group Class A                  2,560,996   54,241,895       0.2%
#*  Liberty Media Corp.-Liberty Braves Class A                       15,711      390,104       0.0%
#*  Liberty Media Corp.-Liberty Braves Class C                       31,424      770,516       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class A                  39,281    1,332,019       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class C                  78,562    2,751,241       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A                    157,126    5,986,501       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C                    314,252   11,938,433       0.1%
#*  Liberty Ventures Series A                                        59,566    3,207,629       0.0%
*   LKQ Corp.                                                       357,972   11,183,045       0.0%
#   Macy's, Inc.                                                  1,470,252   42,960,763       0.2%
#*  Madison Square Garden Co. (The) Class A                           7,458    1,504,801       0.0%
    MGM Resorts International                                     2,471,336   75,894,729       0.3%
*   Mohawk Industries, Inc.                                         481,200  112,980,948       0.5%
    Newell Brands, Inc.                                             256,366   12,238,913       0.1%
    News Corp. Class A                                              291,885    3,712,777       0.0%
    News Corp. Class B                                               31,823      413,699       0.0%
#*  Norwegian Cruise Line Holdings, Ltd.                            900,693   48,574,373       0.2%
#   Penske Automotive Group, Inc.                                   168,357    8,032,312       0.0%
    PulteGroup, Inc.                                              2,300,949   52,162,514       0.2%
    PVH Corp.                                                       366,094   36,986,477       0.2%
#   Ralph Lauren Corp.                                               84,680    6,835,370       0.0%
    Royal Caribbean Cruises, Ltd.                                 1,461,968  155,845,789       0.6%
#   Signet Jewelers, Ltd.                                            35,969    2,368,199       0.0%
*   Skechers U.S.A., Inc. Class A                                    13,762      347,491       0.0%
    Staples, Inc.                                                 2,175,724   21,256,823       0.1%
#   TEGNA, Inc.                                                     765,719   19,510,520       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Consumer Discretionary -- (Continued)
    Time Warner, Inc.                                             3,804,556 $  377,678,274       1.5%
#   Toll Brothers, Inc.                                             338,804     12,193,556       0.1%
#   Whirlpool Corp.                                                 521,963     96,918,090       0.4%
                                                                            --------------      ----
Total Consumer Discretionary                                                 3,306,958,783      13.4%
                                                                            --------------      ----
Consumer Staples -- (6.7%)
    Archer-Daniels-Midland Co.                                    2,604,355    119,149,241       0.5%
    Bunge, Ltd.                                                     910,843     71,983,922       0.3%
    CVS Health Corp.                                              3,989,908    328,928,016       1.3%
#*  Edgewell Personal Care Co.                                       25,746      1,840,582       0.0%
    Ingredion, Inc.                                                 146,985     18,199,683       0.1%
#   JM Smucker Co. (The)                                            867,672    109,951,396       0.5%
    Kraft Heinz Co. (The)                                         1,052,555     95,140,446       0.4%
    Molson Coors Brewing Co. Class B                                473,017     45,357,600       0.2%
    Mondelez International, Inc. Class A                          3,943,573    177,579,092       0.7%
    Pinnacle Foods, Inc.                                            489,872     28,486,057       0.1%
#*  Post Holdings, Inc.                                             350,008     29,467,174       0.1%
    Reynolds American, Inc.                                         112,655      7,266,247       0.0%
#   Seaboard Corp.                                                       13         55,042       0.0%
#*  TreeHouse Foods, Inc.                                           102,056      8,940,106       0.1%
    Tyson Foods, Inc. Class A                                     1,959,828    125,938,547       0.5%
    Wal-Mart Stores, Inc.                                         5,609,449    421,718,376       1.7%
    Walgreens Boots Alliance, Inc.                                1,165,019    100,820,744       0.4%
#   Whole Foods Market, Inc.                                        922,271     33,542,996       0.1%
                                                                            --------------      ----
Total Consumer Staples                                                       1,724,365,267       7.0%
                                                                            --------------      ----
Energy -- (11.0%)
    Anadarko Petroleum Corp.                                        969,947     55,306,378       0.2%
#   Apache Corp.                                                    253,665     12,338,266       0.1%
    Baker Hughes, Inc.                                            1,045,521     62,072,582       0.3%
    Chevron Corp.                                                 3,705,888    395,418,250       1.6%
#*  Concho Resources, Inc.                                          331,678     42,010,335       0.2%
    ConocoPhillips                                                3,218,408    154,193,927       0.6%
#*  CONSOL Energy, Inc.                                              36,926        560,537       0.0%
#*  Continental Resources, Inc.                                     194,483      8,248,024       0.0%
    Devon Energy Corp.                                               22,228        877,784       0.0%
#*  Diamondback Energy, Inc.                                         63,757      6,365,499       0.0%
    Exxon Mobil Corp.                                            11,307,726    923,275,828       3.7%
#   Helmerich & Payne, Inc.                                         613,995     37,232,657       0.2%
#   Hess Corp.                                                      918,391     44,845,032       0.2%
#   HollyFrontier Corp.                                             645,042     18,151,482       0.1%
    Kinder Morgan, Inc.                                           4,374,505     90,246,038       0.4%
#   Marathon Oil Corp.                                            3,272,198     48,657,584       0.2%
    Marathon Petroleum Corp.                                      2,313,489    117,849,130       0.5%
#   Murphy Oil Corp.                                                309,108      8,092,447       0.0%
#   Nabors Industries, Ltd.                                         247,778      2,562,024       0.0%
#   National Oilwell Varco, Inc.                                  1,747,731     61,118,153       0.3%
#   Noble Energy, Inc.                                            1,659,899     53,664,535       0.2%
#   Occidental Petroleum Corp.                                    1,862,726    114,632,158       0.5%
#*  PDC Energy, Inc.                                                 10,876        600,681       0.0%
    Phillips 66                                                   1,370,001    108,997,280       0.4%
*   QEP Resources, Inc.                                                 861         10,168       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Energy -- (Continued)
#   Range Resources Corp.                                           144,745 $    3,834,295       0.0%
#*  Rice Energy, Inc.                                               102,107      2,173,858       0.0%
*   RSP Permian, Inc.                                                43,338      1,649,011       0.0%
    Schlumberger, Ltd.                                            1,134,428     82,348,128       0.3%
#*  Southwestern Energy Co.                                         672,113      5,047,569       0.0%
#   Targa Resources Corp.                                         1,262,389     69,595,506       0.3%
*   TechnipFMC P.L.C.                                             1,702,869     51,307,443       0.2%
#   Tesoro Corp.                                                    691,016     55,080,885       0.2%
#*  Transocean, Ltd.                                              1,340,027     14,780,498       0.1%
    Valero Energy Corp.                                           2,810,052    181,557,460       0.7%
#*  Weatherford International P.L.C.                                583,515      3,366,881       0.0%
                                                                            --------------      ----
Total Energy                                                                 2,838,068,313      11.5%
                                                                            --------------      ----
Financials -- (21.9%)
    Aflac, Inc.                                                   1,270,675     95,148,144       0.4%
*   Alleghany Corp.                                                  32,159     19,639,501       0.1%
    Allied World Assurance Co. Holdings AG                          274,410     14,568,427       0.1%
    Allstate Corp. (The)                                          1,042,737     84,764,091       0.3%
#   Ally Financial, Inc.                                          2,615,436     51,785,633       0.2%
    American Financial Group, Inc.                                  427,555     41,605,377       0.2%
    American International Group, Inc.                            2,742,987    167,075,338       0.7%
*   Arch Capital Group, Ltd.                                        161,968     15,706,037       0.1%
    Assurant, Inc.                                                  338,911     32,616,795       0.1%
    Assured Guaranty, Ltd.                                          466,679     17,794,470       0.1%
#   Axis Capital Holdings, Ltd.                                     459,271     30,265,959       0.1%
    Bank of America Corp.                                        21,700,899    506,498,983       2.1%
    Bank of New York Mellon Corp. (The)                           4,371,565    205,725,849       0.8%
#   BB&T Corp.                                                    1,865,843     80,567,101       0.3%
#   BOK Financial Corp.                                               4,796        404,255       0.0%
    Capital One Financial Corp.                                   2,042,506    164,176,632       0.7%
    Chubb, Ltd.                                                     493,858     67,782,010       0.3%
#   CIT Group, Inc.                                                 434,512     20,122,251       0.1%
    Citigroup, Inc.                                               8,942,092    528,656,479       2.1%
    Citizens Financial Group, Inc.                                  791,252     29,046,861       0.1%
#   CNA Financial Corp.                                             411,635     18,630,600       0.1%
    Comerica, Inc.                                                  126,355      8,933,298       0.0%
    Everest Re Group, Ltd.                                          220,574     55,520,681       0.2%
    Fifth Third Bancorp                                           5,417,348    132,345,812       0.5%
    First American Financial Corp.                                    8,092        351,274       0.0%
    Goldman Sachs Group, Inc. (The)                               1,040,153    232,786,241       0.9%
    Hartford Financial Services Group, Inc. (The)                 2,880,302    139,291,405       0.6%
#   Huntington Bancshares, Inc.                                   4,311,699     55,448,449       0.2%
    Invesco, Ltd.                                                   513,904     16,927,998       0.1%
    JPMorgan Chase & Co.                                         11,460,834    997,092,558       4.0%
    KeyCorp                                                       3,227,258     58,865,186       0.2%
#   Legg Mason, Inc.                                                 42,302      1,581,249       0.0%
    Leucadia National Corp.                                         202,661      5,145,563       0.0%
    Lincoln National Corp.                                        1,166,839     76,929,695       0.3%
    Loews Corp.                                                   1,687,230     78,658,663       0.3%
#   M&T Bank Corp.                                                  315,719     49,065,890       0.2%
    MetLife, Inc.                                                 2,044,246    105,912,385       0.4%
    Morgan Stanley                                                3,862,094    167,499,017       0.7%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Financials -- (Continued)
    Nasdaq, Inc.                                                    123,997 $    8,539,673       0.0%
    Navient Corp.                                                   764,605     11,621,996       0.0%
#   New York Community Bancorp, Inc.                              1,100,233     14,622,097       0.1%
    Old Republic International Corp.                                776,363     16,055,187       0.1%
    PacWest Bancorp                                                 272,599     13,463,665       0.1%
#   People's United Financial, Inc.                                 304,743      5,323,860       0.0%
    PNC Financial Services Group, Inc. (The)                      1,341,871    160,689,052       0.7%
#   Principal Financial Group, Inc.                               1,639,822    106,801,607       0.4%
#   Prosperity Bancshares, Inc.                                      53,330      3,583,776       0.0%
    Prudential Financial, Inc.                                    1,100,603    117,797,539       0.5%
    Regions Financial Corp.                                       5,417,883     74,495,891       0.3%
    Reinsurance Group of America, Inc.                              313,388     39,186,035       0.2%
#   RenaissanceRe Holdings, Ltd.                                    112,265     15,960,715       0.1%
#*  Santander Consumer USA Holdings, Inc.                           283,070      3,606,312       0.0%
    State Street Corp.                                              524,339     43,992,042       0.2%
    SunTrust Banks, Inc.                                          1,256,570     71,385,742       0.3%
    Synchrony Financial                                             159,750      4,441,050       0.0%
    Travelers Cos., Inc. (The)                                    1,129,653    137,433,584       0.6%
    Unum Group                                                    1,204,396     55,799,667       0.2%
    Validus Holdings, Ltd.                                          168,263      9,301,579       0.0%
    Voya Financial, Inc.                                            145,438      5,436,472       0.0%
    Wells Fargo & Co.                                             4,436,796    238,877,097       1.0%
#   WR Berkley Corp.                                                214,424     14,576,543       0.1%
#   XL Group, Ltd.                                                1,261,223     52,782,182       0.2%
#   Zions Bancorporation                                            758,976     30,381,809       0.1%
                                                                            --------------      ----
Total Financials                                                             5,631,091,329      22.8%
                                                                            --------------      ----
Health Care -- (11.7%)
    Abbott Laboratories                                           4,117,151    179,672,470       0.7%
    Aetna, Inc.                                                   1,805,018    243,803,781       1.0%
#   Allergan P.L.C.                                                 496,938    121,183,301       0.5%
    Anthem, Inc.                                                  1,447,321    257,463,933       1.0%
    Baxter International, Inc.                                       77,675      4,324,944       0.0%
*   Bio-Rad Laboratories, Inc. Class A                                6,194      1,351,903       0.0%
*   Centene Corp.                                                   937,965     69,784,596       0.3%
    Cigna Corp.                                                     320,341     50,091,722       0.2%
    Danaher Corp.                                                 2,154,324    179,519,819       0.7%
*   DaVita, Inc.                                                    702,786     48,499,262       0.2%
    DENTSPLY SIRONA, Inc.                                           129,492      8,189,074       0.0%
#*  Envision Healthcare Corp.                                        68,624      3,845,003       0.0%
*   Express Scripts Holding Co.                                   2,740,464    168,100,062       0.7%
    Humana, Inc.                                                    708,361    157,241,975       0.6%
*   Laboratory Corp. of America Holdings                            705,340     98,853,401       0.4%
#*  Mallinckrodt P.L.C.                                             487,783     22,886,778       0.1%
#*  MEDNAX, Inc.                                                    413,651     24,967,974       0.1%
    Medtronic P.L.C.                                              4,179,517    347,276,068       1.4%
*   Mylan NV                                                      1,226,335     45,803,612       0.2%
    PerkinElmer, Inc.                                               137,678      8,179,450       0.0%
#   Perrigo Co. P.L.C.                                               26,425      1,953,865       0.0%
    Pfizer, Inc.                                                 16,341,666    554,309,311       2.3%
    Quest Diagnostics, Inc.                                         953,902    100,646,200       0.4%
#*  Quintiles IMS Holdings, Inc.                                    202,524     17,068,723       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Health Care -- (Continued)
#   STERIS P.L.C.                                                  144,438 $   10,659,524       0.1%
#*  Taro Pharmaceutical Industries, Ltd.                             8,186        956,534       0.0%
    Teleflex, Inc.                                                  39,706      8,214,774       0.0%
    Thermo Fisher Scientific, Inc.                               1,050,474    173,674,866       0.7%
*   United Therapeutics Corp.                                       42,439      5,334,582       0.0%
    Universal Health Services, Inc. Class B                        467,536     56,459,647       0.2%
*   WellCare Health Plans, Inc.                                    101,722     15,605,172       0.1%
    Zimmer Biomet Holdings, Inc.                                   147,465     17,644,187       0.1%
                                                                           --------------      ----
Total Health Care                                                           3,003,566,513      12.1%
                                                                           --------------      ----
Industrials -- (9.0%)
#*  AECOM                                                          592,605     20,273,017       0.1%
#   AGCO Corp.                                                     408,303     26,127,309       0.1%
    AMERCO                                                          38,158     14,288,645       0.1%
#   Arconic, Inc.                                                2,213,816     60,503,591       0.2%
    Carlisle Cos., Inc.                                            206,891     20,976,679       0.1%
#*  Colfax Corp.                                                    86,315      3,493,168       0.0%
    Copa Holdings SA Class A                                        25,708      2,992,925       0.0%
    CSX Corp.                                                    5,240,612    266,432,714       1.1%
    Cummins, Inc.                                                  300,301     45,327,433       0.2%
    Delta Air Lines, Inc.                                        2,872,498    130,526,309       0.5%
    Dover Corp.                                                    830,218     65,487,596       0.3%
    Eaton Corp. P.L.C.                                           1,664,721    125,919,497       0.5%
    EMCOR Group, Inc.                                               17,959      1,180,625       0.0%
    FedEx Corp.                                                    658,668    124,949,320       0.5%
    Fluor Corp.                                                    876,459     44,979,876       0.2%
    General Electric Co.                                         2,108,359     61,121,327       0.2%
#*  Genesee & Wyoming, Inc. Class A                                 54,725      3,708,166       0.0%
    Ingersoll-Rand P.L.C.                                          830,409     73,698,799       0.3%
    Jacobs Engineering Group, Inc.                                 345,183     18,957,450       0.1%
*   JetBlue Airways Corp.                                        1,929,288     42,116,357       0.2%
#   Johnson Controls International P.L.C.                          614,607     25,549,213       0.1%
    Kansas City Southern                                           575,102     51,799,437       0.2%
    L3 Technologies, Inc.                                          381,968     65,610,643       0.3%
    Macquarie Infrastructure Corp.                                 232,644     18,930,242       0.1%
#   ManpowerGroup, Inc.                                            402,894     40,684,236       0.2%
    Norfolk Southern Corp.                                       1,571,094    184,587,834       0.7%
#   Orbital ATK, Inc.                                               77,125      7,635,375       0.0%
    Oshkosh Corp.                                                  225,480     15,646,057       0.1%
    Owens Corning                                                  714,019     43,448,056       0.2%
    PACCAR, Inc.                                                   522,096     34,839,466       0.1%
#   Pentair P.L.C.                                               1,008,228     65,040,788       0.3%
*   Quanta Services, Inc.                                          217,435      7,705,896       0.0%
    Republic Services, Inc.                                      2,082,943    131,204,580       0.5%
    Rockwell Collins, Inc.                                          10,306      1,072,752       0.0%
    Ryder System, Inc.                                             109,553      7,439,744       0.0%
    Southwest Airlines Co.                                       1,489,840     83,758,805       0.3%
    Spirit Aerosystems Holdings, Inc. Class A                       31,638      1,808,428       0.0%
    Stanley Black & Decker, Inc.                                 1,101,159    149,922,798       0.6%
#*  Stericycle, Inc.                                                44,012      3,755,984       0.0%
*   Teledyne Technologies, Inc.                                        578         77,932       0.0%
    Textron, Inc.                                                1,848,856     86,267,621       0.4%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Industrials -- (Continued)
#   Trinity Industries, Inc.                                          7,385 $      198,657       0.0%
*   United Continental Holdings, Inc.                             1,066,138     74,853,549       0.3%
*   United Rentals, Inc.                                            198,537     21,771,567       0.1%
#*  USG Corp.                                                       171,791      5,205,267       0.0%
#*  XPO Logistics, Inc.                                             543,052     26,821,338       0.1%
                                                                            --------------       ---
Total Industrials                                                            2,308,697,068       9.3%
                                                                            --------------       ---
Information Technology -- (13.9%)
*   Akamai Technologies, Inc.                                        44,939      2,738,583       0.0%
    Amdocs, Ltd.                                                    448,465     27,463,996       0.1%
#*  ARRIS International P.L.C.                                      383,875      9,976,911       0.0%
*   Arrow Electronics, Inc.                                         639,970     45,117,885       0.2%
    Avnet, Inc.                                                     757,412     29,304,270       0.1%
#   Brocade Communications Systems, Inc.                          1,391,533     17,491,570       0.1%
#   CA, Inc.                                                      2,950,360     96,860,319       0.4%
    Cisco Systems, Inc.                                          19,508,609    664,658,309       2.7%
#*  CommerceHub, Inc. Series C                                       83,520      1,329,638       0.0%
#*  Conduent, Inc.                                                  481,203      7,848,421       0.0%
    Corning, Inc.                                                 3,683,566    106,270,879       0.4%
*   Dell Technologies, Inc. Class V                                 703,394     47,204,771       0.2%
    Dolby Laboratories, Inc. Class A                                 11,316        596,693       0.0%
*   DXC Technology Co.                                            1,074,893     80,982,439       0.3%
*   EchoStar Corp. Class A                                            4,194        241,407       0.0%
    Fidelity National Information Services, Inc.                  1,455,335    122,524,654       0.5%
#*  First Solar, Inc.                                                72,792      2,151,004       0.0%
*   Flex, Ltd.                                                    1,552,059     23,994,832       0.1%
    FLIR Systems, Inc.                                               50,494      1,854,645       0.0%
    Hewlett Packard Enterprise Co.                                9,176,127    170,951,246       0.7%
    HP, Inc.                                                      9,619,949    181,047,440       0.7%
    Intel Corp.                                                  22,961,820    830,069,793       3.4%
#   Jabil Circuit, Inc.                                             715,309     20,758,267       0.1%
    Juniper Networks, Inc.                                        2,470,788     74,296,595       0.3%
#   Lam Research Corp.                                            1,022,498    148,108,835       0.6%
    Leidos Holdings, Inc.                                           435,485     22,932,640       0.1%
    Marvell Technology Group, Ltd.                                  566,260      8,505,225       0.0%
*   Micron Technology, Inc.                                       5,266,057    145,711,797       0.6%
*   Microsemi Corp.                                                  57,304      2,689,850       0.0%
*   Nuance Communications, Inc.                                     145,478      2,602,601       0.0%
    NVIDIA Corp.                                                  1,824,559    190,301,504       0.8%
*   ON Semiconductor Corp.                                          550,404      7,804,729       0.0%
#*  Qorvo, Inc.                                                     225,094     15,313,145       0.1%
    QUALCOMM, Inc.                                                2,686,624    144,379,174       0.6%
#   SS&C Technologies Holdings, Inc.                                122,197      4,489,518       0.0%
#   Symantec Corp.                                                  867,963     27,453,670       0.1%
    SYNNEX Corp.                                                    131,360     14,243,365       0.1%
*   Synopsys, Inc.                                                   83,602      6,161,467       0.0%
    TE Connectivity, Ltd.                                           875,993     67,775,578       0.3%
    Teradyne, Inc.                                                  130,425      4,600,090       0.0%
    Western Digital Corp.                                         1,143,378    101,840,678       0.4%
    Xerox Corp.                                                   6,063,653     43,597,665       0.2%
*   Yahoo!, Inc.                                                    882,945     42,566,778       0.2%
*   Zillow Group, Inc. Class A                                        3,568        137,332       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                   SHARES       VALUE+      OF NET ASSETS**
                                                                 ---------- --------------- ---------------
Information Technology -- (Continued)
#*  Zillow Group, Inc. Class C                                       18,297 $       713,583       0.0%
                                                                            ---------------      ----
Total Information Technology                                                  3,567,663,791      14.4%
                                                                            ---------------      ----
Materials -- (3.5%)
#   Albemarle Corp.                                                 492,856      53,676,947       0.2%
    Alcoa Corp.                                                     630,485      21,266,259       0.1%
    Ashland Global Holdings, Inc.                                   370,241      45,724,764       0.2%
#   CF Industries Holdings, Inc.                                  1,428,640      38,201,834       0.2%
    Dow Chemical Co. (The)                                          822,454      51,650,111       0.2%
    Eastman Chemical Co.                                            950,767      75,823,668       0.3%
#*  Freeport-McMoRan, Inc.                                        2,987,379      38,089,082       0.1%
    Huntsman Corp.                                                  258,591       6,405,299       0.0%
*   Ingevity Corp.                                                  100,175       6,334,065       0.0%
    International Paper Co.                                         271,173      14,635,207       0.1%
    Martin Marietta Materials, Inc.                                 101,369      22,320,440       0.1%
    Mosaic Co. (The)                                              1,617,958      43,571,609       0.2%
    Newmont Mining Corp.                                          3,122,398     105,568,276       0.4%
    Nucor Corp.                                                   2,299,243     141,012,573       0.6%
    Olin Corp.                                                      820,030      26,347,564       0.1%
    Reliance Steel & Aluminum Co.                                   409,494      32,276,317       0.1%
#   Royal Gold, Inc.                                                 12,274         867,526       0.0%
#   Sonoco Products Co.                                              12,855         672,445       0.0%
    Steel Dynamics, Inc.                                          1,275,442      46,094,474       0.2%
#   United States Steel Corp.                                           288           6,428       0.0%
    Vulcan Materials Co.                                            436,870      52,808,846       0.2%
#   Westlake Chemical Corp.                                         332,042      20,669,615       0.1%
    WestRock Co.                                                  1,010,478      54,121,202       0.2%
                                                                            ---------------      ----
Total Materials                                                                 898,144,551       3.6%
                                                                            ---------------      ----
Real Estate -- (0.0%)
    Jones Lang LaSalle, Inc.                                         73,941       8,492,863       0.0%
                                                                            ---------------      ----
Telecommunication Services -- (4.5%)
    AT&T, Inc.                                                   23,201,858     919,489,632       3.7%
#   CenturyLink, Inc.                                             3,693,934      94,823,286       0.4%
#   Frontier Communications Corp.                                 4,303,569       8,090,710       0.1%
*   Level 3 Communications, Inc.                                    843,237      51,235,080       0.2%
#*  Sprint Corp.                                                  2,014,058      18,186,944       0.1%
#*  T-Mobile US, Inc.                                               814,355      54,781,661       0.2%
*   United States Cellular Corp.                                    109,777       4,301,063       0.0%
                                                                            ---------------      ----
Total Telecommunication Services                                              1,150,908,376       4.7%
                                                                            ---------------      ----
Utilities -- (0.2%)
#*  Calpine Corp.                                                 1,488,185      15,179,487       0.1%
#   NRG Energy, Inc.                                              1,599,440      27,030,536       0.1%
                                                                            ---------------      ----
Total Utilities                                                                  42,210,023       0.2%
                                                                            ---------------      ----
TOTAL COMMON STOCKS                                                          24,480,166,877      99.0%
                                                                            ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value Rights                196,076         198,998       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                    SHARES        VALUE+      OF NET ASSETS**
                                                                  ----------- --------------- ---------------
(degrees)#* Safeway PDC, LLC Contingent Value Rights                  196,076 $         9,568        0.0%
                                                                              ---------------      -----
TOTAL RIGHTS/WARRANTS                                                                 208,566        0.0%
                                                                              ---------------      -----
TOTAL INVESTMENT SECURITIES                                                    24,480,375,443
                                                                              ---------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
     State Street Institutional U.S. Government Money Market
       Fund, 0.680%                                               288,414,347     288,414,347        1.2%
                                                                              ---------------      -----
SECURITIES LENDING COLLATERAL -- (3.6%)
(S)@ DFA Short Term Investment Fund                                79,584,549     921,031,983        3.7%
                                                                              ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $17,961,870,109)                          $25,689,821,773      103.9%
                                                                              ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1       LEVEL 2      LEVEL 3      TOTAL
                                    --------------- ------------ --------- ---------------
Common Stocks
   Consumer Discretionary           $ 3,306,958,783           --      --   $ 3,306,958,783
   Consumer Staples                   1,724,365,267           --      --     1,724,365,267
   Energy                             2,838,068,313           --      --     2,838,068,313
   Financials                         5,631,091,329           --      --     5,631,091,329
   Health Care                        3,003,566,513           --      --     3,003,566,513
   Industrials                        2,308,697,068           --      --     2,308,697,068
   Information Technology             3,567,663,791           --      --     3,567,663,791
   Materials                            898,144,551           --      --       898,144,551
   Real Estate                            8,492,863           --      --         8,492,863
   Telecommunication Services         1,150,908,376           --      --     1,150,908,376
   Utilities                             42,210,023           --      --        42,210,023
Rights/Warrants                                  -- $    208,566      --           208,566
Temporary Cash Investments              288,414,347           --      --       288,414,347
Securities Lending Collateral                    --  921,031,983      --       921,031,983
Futures Contracts**                       1,385,776           --      --         1,385,776
                                    --------------- ------------  ------   ---------------
TOTAL                               $24,769,967,000 $921,240,549      --   $25,691,207,549
                                    =============== ============  ======   ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
COMMON STOCKS -- (91.2%)
AUSTRALIA -- (6.0%)
#   Alumina, Ltd.                                                   312,287 $    428,697       0.0%
    Aurizon Holdings, Ltd.                                        2,957,356   11,404,009       0.1%
    Australia & New Zealand Banking Group, Ltd.                   5,694,220  139,388,687       1.3%
    Bank of Queensland, Ltd.                                        796,768    7,128,778       0.1%
#   Bendigo & Adelaide Bank, Ltd.                                 1,234,344   11,359,294       0.1%
    BHP Billiton, Ltd.                                            6,202,634  110,431,283       1.0%
#   BHP Billiton, Ltd. Sponsored ADR                              1,703,682   60,651,079       0.5%
    BlueScope Steel, Ltd.                                         2,247,686   19,637,892       0.2%
    Boral, Ltd.                                                   2,601,567   11,992,040       0.1%
    Crown Resorts, Ltd.                                             365,827    3,420,604       0.0%
    Fortescue Metals Group, Ltd.                                  8,082,342   32,035,583       0.3%
    Incitec Pivot, Ltd.                                           4,609,977   13,060,771       0.1%
    LendLease Group                                                 415,380    4,986,908       0.1%
#   National Australia Bank, Ltd.                                    94,926    2,409,425       0.0%
    Newcrest Mining, Ltd.                                         3,230,328   51,825,223       0.5%
#   Oil Search, Ltd.                                                 32,378      174,710       0.0%
*   Origin Energy, Ltd.                                           2,811,665   15,130,346       0.1%
    QBE Insurance Group, Ltd.                                     3,206,606   30,808,331       0.3%
    Rio Tinto, Ltd.                                                 531,852   24,077,837       0.2%
*   Santos, Ltd.                                                  4,975,438   12,916,728       0.1%
    South32, Ltd.                                                10,515,932   21,792,131       0.2%
    South32, Ltd. ADR                                               354,708    3,667,681       0.0%
    Star Entertainment Grp, Ltd. (The)                            3,612,236   15,045,813       0.1%
    Suncorp Group, Ltd.                                           2,744,708   28,294,208       0.3%
    Tatts Group, Ltd.                                             1,279,473    4,116,093       0.0%
    Treasury Wine Estates, Ltd.                                     862,095    7,740,198       0.1%
    Wesfarmers, Ltd.                                                  3,017       97,116       0.0%
    Woodside Petroleum, Ltd.                                      2,846,042   68,508,412       0.6%
                                                                            ------------       ---
TOTAL AUSTRALIA                                                              712,529,877       6.4%
                                                                            ------------       ---
AUSTRIA -- (0.1%)
    Erste Group Bank AG                                              98,143    3,513,892       0.0%
    OMV AG                                                          147,907    6,812,760       0.1%
*   Raiffeisen Bank International AG                                 44,884    1,023,185       0.0%
                                                                            ------------       ---
TOTAL AUSTRIA                                                                 11,349,837       0.1%
                                                                            ------------       ---
BELGIUM -- (1.0%)
    Ageas                                                           657,072   26,904,359       0.3%
    Colruyt SA                                                       36,988    1,900,669       0.0%
    KBC Group NV                                                    489,692   35,388,507       0.3%
#   Proximus SADP                                                    94,031    2,875,837       0.0%
    Solvay SA                                                       282,524   35,934,511       0.3%
#   UCB SA                                                          130,225   10,163,927       0.1%
    Umicore SA                                                       49,535    2,902,115       0.0%
                                                                            ------------       ---
TOTAL BELGIUM                                                                116,069,925       1.0%
                                                                            ------------       ---
CANADA -- (7.2%)
    AltaGas, Ltd.                                                   534,262   11,972,510       0.1%
    Bank of Montreal(063671101)                                   1,609,124  114,006,435       1.0%
#   Bank of Montreal(2076009)                                        85,939    6,085,392       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
CANADA -- (Continued)
*   BlackBerry, Ltd.                                             1,009,785 $  9,431,712       0.1%
    Cameco Corp.(13321L108)                                        546,688    5,242,738       0.0%
    Cameco Corp.(2166160)                                          507,476    4,866,387       0.0%
    Canadian Natural Resources, Ltd.(136385101)                    393,841   12,551,713       0.1%
    Canadian Natural Resources, Ltd.(2171573)                      651,736   20,759,299       0.2%
    Cenovus Energy, Inc.                                         1,331,857   13,291,933       0.1%
    Crescent Point Energy Corp.(22576C101)                       1,508,054   14,944,819       0.1%
#   Crescent Point Energy Corp.(B67C8W8)                           822,786    8,143,173       0.1%
*   Detour Gold Corp.                                               33,074      417,953       0.0%
    Eldorado Gold Corp.                                            219,659      802,973       0.0%
    Element Fleet Management Corp.                                 278,876    2,449,524       0.0%
    Empire Co., Ltd. Class A                                       798,335   12,299,172       0.1%
#   Enbridge Income Fund Holdings, Inc.                            302,258    7,417,782       0.1%
    Encana Corp.                                                   924,931    9,896,762       0.1%
    Fairfax Financial Holdings, Ltd.                                62,754   28,686,492       0.3%
    Finning International, Inc.                                    317,192    6,032,236       0.1%
#   First Quantum Minerals, Ltd.                                 1,443,025   13,753,161       0.1%
#   Genworth MI Canada, Inc.                                        79,289    1,969,083       0.0%
    Goldcorp, Inc.(380956409)                                    1,076,273   15,024,771       0.1%
    Goldcorp, Inc.(2676302)                                      1,089,807   15,184,886       0.1%
*   Husky Energy, Inc.                                           1,740,697   20,096,982       0.2%
    Imperial Oil, Ltd.(2454241)                                    187,707    5,460,492       0.0%
    Imperial Oil, Ltd.(453038408)                                   88,805    2,581,561       0.0%
    Industrial Alliance Insurance & Financial Services, Inc.       495,231   20,893,266       0.2%
*   Kinross Gold Corp.                                           5,789,196   20,144,816       0.2%
    Lundin Mining Corp.                                          2,882,126   15,370,776       0.1%
    Magna International, Inc.                                      603,926   25,225,989       0.2%
    Manulife Financial Corp.(2492519)                            3,005,038   52,701,813       0.5%
    Manulife Financial Corp.(56501R106)                          1,711,212   30,031,771       0.3%
    Maple Leaf Foods, Inc.                                          65,321    1,635,119       0.0%
    Potash Corp. of Saskatchewan, Inc.                             768,694   12,975,555       0.1%
    Silver Wheaton Corp.                                           282,461    5,640,746       0.1%
    Sun Life Financial, Inc.(2566124)                            1,110,140   39,207,245       0.3%
    Sun Life Financial, Inc.(866796105)                            277,638    9,806,174       0.1%
    Suncor Energy, Inc.(B3NB1P2)                                 3,911,426  122,582,195       1.1%
    Suncor Energy, Inc.(867224107)                                 948,067   29,731,381       0.3%
    Teck Resources, Ltd. Class B(2879327)                        1,355,792   28,127,929       0.3%
    Teck Resources, Ltd. Class B(878742204)                      1,454,060   30,157,204       0.3%
*   Tourmaline Oil Corp.                                         1,195,366   23,486,111       0.2%
*   Turquoise Hill Resources, Ltd.(900435108)                      127,382      347,753       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                      1,590,290    4,333,818       0.0%
    Veresen, Inc.                                                   51,006      569,079       0.0%
    West Fraser Timber Co., Ltd.                                    11,349      509,980       0.0%
#   Whitecap Resources, Inc.                                       902,184    6,384,453       0.1%
#   WSP Global, Inc.                                               352,414   12,838,759       0.1%
    Yamana Gold, Inc.                                            3,207,591    8,623,757       0.1%
                                                                           ------------       ---
TOTAL CANADA                                                                864,695,630       7.7%
                                                                           ------------       ---
DENMARK -- (1.7%)
    AP Moller - Maersk A.S. Class A                                  7,706   12,784,198       0.1%
    AP Moller - Maersk A.S. Class B                                 16,058   27,700,596       0.3%
    Carlsberg A.S. Class B                                         204,283   20,383,868       0.2%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
DENMARK -- (Continued)
    Danske Bank A.S.                                             1,052,775 $   38,277,348       0.3%
    DSV A.S.                                                       470,071     26,176,113       0.2%
#   H Lundbeck A.S.                                                 74,464      3,819,632       0.0%
    ISS A.S.                                                       489,834     20,318,427       0.2%
#   Novozymes A.S. Class B                                          47,990      2,071,877       0.0%
    Tryg A.S.                                                       10,592        203,226       0.0%
    Vestas Wind Systems A.S.                                       636,500     54,768,619       0.5%
                                                                           --------------      ----
TOTAL DENMARK                                                                 206,503,904       1.8%
                                                                           --------------      ----
FINLAND -- (0.8%)
#   Fortum Oyj                                                   1,121,163     16,301,992       0.2%
    Neste Oyj                                                       79,244      3,229,129       0.0%
    Nokia Oyj                                                    3,340,583     19,097,592       0.2%
#   Stora Enso Oyj Class R                                       2,037,136     24,176,503       0.2%
    Stora Enso Oyj Sponsored ADR                                    91,500      1,086,562       0.0%
    UPM-Kymmene Oyj                                              1,353,907     35,670,942       0.3%
#   UPM-Kymmene Oyj Sponsored ADR                                   69,300      1,843,380       0.0%
                                                                           --------------      ----
TOTAL FINLAND                                                                 101,406,100       0.9%
                                                                           --------------      ----
FRANCE -- (9.4%)
#   AXA SA                                                       2,945,233     78,579,188       0.7%
    AXA SA Sponsored ADR                                             9,929        264,230       0.0%
#   BNP Paribas SA                                               1,948,140    137,494,233       1.2%
*   Bollore SA(BD3RTL2)                                             10,106         40,430       0.0%
    Bollore SA(4572709)                                          1,500,814      6,106,705       0.1%
#   Bouygues SA                                                    709,374     29,817,734       0.3%
#   Casino Guichard Perrachon SA                                   181,821     10,950,086       0.1%
    Cie de Saint-Gobain                                          1,715,632     92,570,057       0.8%
    Cie Generale des Etablissements Michelin                       142,480     18,636,533       0.2%
#   CNP Assurances                                                 497,075     10,383,283       0.1%
    Credit Agricole SA                                           1,019,955     15,170,639       0.1%
    Electricite de France SA                                       859,998      7,179,054       0.1%
#   Engie SA                                                     4,083,126     57,572,240       0.5%
    Natixis SA                                                   2,277,633     15,850,472       0.1%
    Orange SA                                                    5,375,197     83,193,733       0.7%
#*  Peugeot SA                                                   2,095,168     43,926,468       0.4%
    Renault SA                                                     797,219     74,341,567       0.7%
#   SCOR SE                                                        349,012     13,805,852       0.1%
    Societe Generale SA                                          1,935,625    106,135,467       0.9%
    STMicroelectronics NV                                        1,809,335     29,046,455       0.3%
    Total SA                                                     5,191,725    266,507,837       2.4%
#   Vivendi SA                                                   1,322,728     26,236,580       0.2%
                                                                           --------------      ----
TOTAL FRANCE                                                                1,123,808,843      10.0%
                                                                           --------------      ----
GERMANY -- (7.1%)
    Allianz SE                                                     730,758    139,119,953       1.2%
    Allianz SE Sponsored ADR                                     2,811,910     53,451,597       0.5%
    BASF SE                                                          8,683        845,889       0.0%
    Bayerische Motoren Werke AG                                  1,004,588     95,980,102       0.9%
#*  Commerzbank AG                                               1,767,741     17,330,117       0.2%
    Daimler AG                                                   2,793,294    208,140,301       1.9%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
GERMANY -- (Continued)
*   Deutsche Bank AG(5750355)                                     1,628,856 $ 29,288,145       0.3%
*   Deutsche Bank AG(D18190898)                                   1,568,976   28,351,396       0.2%
    Deutsche Lufthansa AG                                         1,148,027   19,806,025       0.2%
    E.ON SE                                                       2,750,306   21,439,694       0.2%
    Evonik Industries AG                                            263,872    8,810,680       0.1%
#   Fraport AG Frankfurt Airport Services Worldwide                 106,349    8,366,845       0.1%
    Fresenius Medical Care AG & Co. KGaA                            247,312   21,953,699       0.2%
#   Fresenius Medical Care AG & Co. KGaA ADR                         16,919      751,880       0.0%
    Hannover Rueck SE                                                31,333    3,758,837       0.0%
    HeidelbergCement AG                                             361,351   33,452,943       0.3%
    Lanxess AG                                                       71,802    5,184,565       0.0%
    Linde AG                                                        157,109   28,230,669       0.2%
    Metro AG                                                        746,013   24,550,783       0.2%
    Muenchener Rueckversicherungs-Gesellschaft AG                   138,458   26,545,058       0.2%
    Osram Licht AG                                                    7,588      508,316       0.0%
*   RWE AG                                                        1,630,923   27,013,356       0.2%
*   Talanx AG                                                       175,108    6,312,216       0.1%
#   Telefonica Deutschland Holding AG                             1,462,519    7,091,361       0.1%
*   Uniper SE                                                       909,742   14,930,793       0.1%
    Volkswagen AG                                                    90,788   14,639,116       0.1%
                                                                            ------------       ---
TOTAL GERMANY                                                                845,854,336       7.5%
                                                                            ------------       ---
HONG KONG -- (2.5%)
    Bank of East Asia, Ltd. (The)                                   162,822      673,311       0.0%
#   Cathay Pacific Airways, Ltd.                                  5,276,000    7,593,326       0.1%
    CK Hutchison Holdings, Ltd.                                   6,496,484   81,123,446       0.7%
    FIH Mobile, Ltd.                                                712,000      244,255       0.0%
    Great Eagle Holdings, Ltd.                                       15,363       76,195       0.0%
    Guoco Group, Ltd.                                                 6,000       68,867       0.0%
    Hang Lung Group, Ltd.                                         2,820,000   11,759,177       0.1%
    Hang Lung Properties, Ltd.                                    4,709,000   12,338,417       0.1%
    Henderson Land Development Co., Ltd.                            485,042    3,070,537       0.0%
    Hopewell Holdings, Ltd.                                         938,669    3,587,176       0.0%
    Kerry Properties, Ltd.                                        2,556,000    9,555,101       0.1%
#   MTR Corp., Ltd.                                                 460,959    2,651,976       0.0%
    New World Development Co., Ltd.                              24,100,784   29,969,519       0.3%
    NWS Holdings, Ltd.                                            2,143,617    4,025,602       0.0%
    Orient Overseas International, Ltd.                              22,500      120,115       0.0%
    Shangri-La Asia, Ltd.                                         4,242,000    6,071,171       0.1%
    Sino Land Co., Ltd.                                           6,268,592   10,608,040       0.1%
    Sun Hung Kai Properties, Ltd.                                 2,980,920   44,669,080       0.4%
    Swire Pacific, Ltd. Class A                                   2,098,000   20,230,678       0.2%
    Swire Pacific, Ltd. Class B                                   1,205,000    2,044,127       0.0%
    Wharf Holdings, Ltd. (The)                                    2,795,990   23,838,689       0.2%
    Wheelock & Co., Ltd.                                          3,631,000   28,283,341       0.3%
    Yue Yuen Industrial Holdings, Ltd.                              160,000      632,515       0.0%
                                                                            ------------       ---
TOTAL HONG KONG                                                              303,234,661       2.7%
                                                                            ------------       ---
IRELAND -- (0.2%)
*   Bank of Ireland                                              41,793,155   10,520,890       0.1%
    CRH P.L.C.                                                      293,793   10,701,142       0.1%
    CRH P.L.C. Sponsored ADR                                        198,709    7,217,111       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
IRELAND -- (Continued)
    Paddy Power Betfair P.L.C.                                        6,217 $    691,917       0.0%
                                                                            ------------       ---
TOTAL IRELAND                                                                 29,131,060       0.3%
                                                                            ------------       ---
ISRAEL -- (0.4%)
    Azrieli Group, Ltd.                                              10,364      551,297       0.0%
    Bank Hapoalim BM                                              3,323,482   20,726,262       0.2%
*   Bank Leumi Le-Israel BM                                       3,744,510   17,511,804       0.2%
    Israel Chemicals, Ltd.                                           11,324       48,799       0.0%
#   Mizrahi Tefahot Bank, Ltd.                                      287,688    4,640,825       0.0%
                                                                            ------------       ---
TOTAL ISRAEL                                                                  43,478,987       0.4%
                                                                            ------------       ---
ITALY -- (1.5%)
    Assicurazioni Generali SpA                                      420,057    6,653,708       0.1%
*   Fiat Chrysler Automobiles NV(BRJFWP3)                         3,189,372   36,226,480       0.3%
#*  Fiat Chrysler Automobiles NV(N31738102)                       1,059,600   12,047,652       0.1%
    Intesa Sanpaolo SpA                                           2,643,383    7,716,296       0.1%
    Mediobanca SpA                                                1,713,928   16,482,090       0.2%
*   Telecom Italia SpA                                           11,562,658   10,262,922       0.1%
#*  Telecom Italia SpA Sponsored ADR                              1,847,002   16,438,318       0.1%
*   UniCredit SpA                                                 4,382,253   71,353,969       0.6%
                                                                            ------------       ---
TOTAL ITALY                                                                  177,181,435       1.6%
                                                                            ------------       ---
JAPAN -- (20.3%)
    Aeon Co., Ltd.                                                2,178,400   32,285,833       0.3%
    Aisin Seiki Co., Ltd.                                           415,000   20,325,519       0.2%
    Alfresa Holdings Corp.                                          222,100    4,010,601       0.0%
    Amada Holdings Co., Ltd.                                        575,500    6,842,306       0.1%
    Aoyama Trading Co., Ltd.                                         41,900    1,497,016       0.0%
    Asahi Glass Co., Ltd.                                         3,616,000   31,331,028       0.3%
    Asahi Kasei Corp.                                             2,293,000   21,865,137       0.2%
    Bank of Kyoto, Ltd. (The)                                       568,400    4,501,526       0.0%
    Brother Industries, Ltd.                                        194,855    4,009,262       0.0%
    Canon Marketing Japan, Inc.                                     153,100    3,226,525       0.0%
    Chiba Bank, Ltd. (The)                                        1,064,000    7,127,782       0.1%
    Chugoku Bank, Ltd. (The)                                        256,900    3,816,502       0.0%
    Citizen Watch Co., Ltd.                                         689,600    4,575,133       0.0%
    Coca-Cola Bottlers Japan, Inc.                                  262,457    7,825,784       0.1%
    COMSYS Holdings Corp.                                            31,300      595,418       0.0%
    Concordia Financial Group, Ltd.                               2,373,100   10,915,779       0.1%
#   Credit Saison Co., Ltd.                                         178,400    3,250,729       0.0%
    Dai Nippon Printing Co., Ltd.                                   901,000   10,030,515       0.1%
    Dai-ichi Life Holdings, Inc.                                  2,403,800   40,960,755       0.4%
    Daicel Corp.                                                     63,500      728,957       0.0%
    Daido Steel Co., Ltd.                                           173,000      963,291       0.0%
    Daiwa Securities Group, Inc.                                    771,000    4,690,280       0.0%
    Denka Co., Ltd.                                               1,174,000    6,048,822       0.1%
    Denso Corp.                                                     275,000   11,868,350       0.1%
    DIC Corp.                                                       228,700    8,140,970       0.1%
    Dowa Holdings Co., Ltd.                                         231,000    1,719,712       0.0%
    Ebara Corp.                                                     266,800    8,127,754       0.1%
    Fuji Media Holdings, Inc.                                        42,100      601,961       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
JAPAN -- (Continued)
    FUJIFILM Holdings Corp.                                       1,123,900 $ 41,713,126       0.4%
    Fujitsu, Ltd.                                                 1,022,000    6,379,649       0.1%
    Fukuoka Financial Group, Inc.                                 1,238,000    5,647,606       0.1%
    Furukawa Electric Co., Ltd.                                      42,968    1,739,419       0.0%
    Glory, Ltd.                                                     185,800    6,238,874       0.1%
    Gunma Bank, Ltd. (The)                                          604,496    3,242,622       0.0%
    H2O Retailing Corp.                                             198,900    3,376,005       0.0%
    Hachijuni Bank, Ltd. (The)                                      622,531    3,676,263       0.0%
    Hankyu Hanshin Holdings, Inc.                                   599,500   19,803,529       0.2%
    Heiwa Corp.                                                      64,700    1,667,486       0.0%
    Hiroshima Bank, Ltd. (The)                                      762,000    3,289,482       0.0%
    Hitachi Capital Corp.                                           103,300    2,529,360       0.0%
    Hitachi Chemical Co., Ltd.                                      320,500    9,178,837       0.1%
    Hitachi Construction Machinery Co., Ltd.                        344,300    8,875,982       0.1%
    Hitachi Metals, Ltd.                                            475,400    6,657,645       0.1%
    Hitachi Transport System, Ltd.                                  105,000    2,231,585       0.0%
    Hitachi, Ltd.                                                12,504,000   69,076,694       0.6%
    Hokuhoku Financial Group, Inc.                                  191,900    3,014,261       0.0%
    Honda Motor Co., Ltd.                                         4,256,100  123,876,586       1.1%
    Honda Motor Co., Ltd. Sponsored ADR                              26,040      757,764       0.0%
#   House Foods Group, Inc.                                          75,600    1,682,910       0.0%
    Ibiden Co., Ltd.                                                459,900    8,095,421       0.1%
    Idemitsu Kosan Co., Ltd.                                        239,496    7,657,146       0.1%
*   IHI Corp.                                                     1,136,000    3,846,941       0.0%
    Iida Group Holdings Co., Ltd.                                   501,200    7,981,988       0.1%
    Inpex Corp.                                                   2,451,200   23,488,440       0.2%
    Isetan Mitsukoshi Holdings, Ltd.                                594,700    6,498,401       0.1%
    Isuzu Motors, Ltd.                                              112,300    1,526,390       0.0%
    ITOCHU Corp.                                                  2,322,400   32,861,892       0.3%
#   Iyo Bank, Ltd. (The)                                            492,300    3,496,883       0.0%
    J Front Retailing Co., Ltd.                                     977,000   14,083,436       0.1%
    JFE Holdings, Inc.                                            1,698,700   28,974,035       0.3%
    JGC Corp.                                                       113,000    1,973,213       0.0%
    JSR Corp.                                                       401,500    7,337,646       0.1%
    JTEKT Corp.                                                     447,600    7,060,426       0.1%
    JXTG Holdings, Inc.                                           5,190,733   23,420,753       0.2%
#   K's Holdings Corp.                                              152,200    2,927,795       0.0%
    Kamigumi Co., Ltd.                                              398,000    3,616,695       0.0%
    Kaneka Corp.                                                  1,156,542    9,119,137       0.1%
    Kawasaki Heavy Industries, Ltd.                               1,380,000    4,178,102       0.0%
#*  Kawasaki Kisen Kaisha, Ltd.                                   3,012,000    7,919,527       0.1%
    Kinden Corp.                                                    187,800    2,841,238       0.0%
#*  Kobe Steel, Ltd.                                              1,140,200   10,129,594       0.1%
    Komatsu, Ltd.                                                   586,300   15,666,831       0.1%
    Konica Minolta, Inc.                                          1,999,600   17,701,700       0.2%
    Kuraray Co., Ltd.                                             1,340,000   21,626,411       0.2%
    Kurita Water Industries, Ltd.                                     7,500      193,671       0.0%
    Kyocera Corp.                                                   257,800   14,600,522       0.1%
    Kyocera Corp. Sponsored ADR                                      25,197    1,434,465       0.0%
    Kyushu Financial Group, Inc.                                    514,749    3,209,516       0.0%
    LIXIL Group Corp.                                               487,800   12,191,488       0.1%
    Marubeni Corp.                                                5,039,200   31,060,286       0.3%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
JAPAN -- (Continued)
    Mazda Motor Corp.                                             2,631,600 $ 38,874,703       0.4%
    Mebuki Financial Group, Inc.                                  1,177,020    4,618,432       0.0%
    Medipal Holdings Corp.                                          384,300    6,367,074       0.1%
    Mitsubishi Chemical Holdings Corp.                            6,359,900   49,780,118       0.4%
    Mitsubishi Corp.                                              1,213,800   26,193,898       0.2%
#   Mitsubishi Gas Chemical Co., Inc.                               570,500   12,199,086       0.1%
    Mitsubishi Heavy Industries, Ltd.                             7,800,000   31,253,558       0.3%
    Mitsubishi Logistics Corp.                                       78,000    1,009,130       0.0%
    Mitsubishi Materials Corp.                                      518,200   15,430,324       0.1%
#   Mitsubishi Motors Corp.                                         687,400    4,402,481       0.0%
    Mitsubishi UFJ Financial Group, Inc.                         17,854,906  113,139,273       1.0%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR            4,781,372   30,313,898       0.3%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                      1,425,100    7,447,383       0.1%
    Mitsui & Co., Ltd.                                            1,071,500   15,130,217       0.1%
    Mitsui & Co., Ltd. Sponsored ADR                                 11,723    3,318,664       0.0%
    Mitsui Chemicals, Inc.                                        3,169,800   16,218,901       0.1%
    Mitsui OSK Lines, Ltd.                                        4,123,000   12,623,003       0.1%
    Mizuho Financial Group, Inc.                                 49,478,100   90,442,450       0.8%
#   Mizuho Financial Group, Inc. ADR                                205,757      757,186       0.0%
    MS&AD Insurance Group Holdings, Inc.                            818,353   26,681,639       0.2%
    NEC Corp.                                                    10,864,101   27,013,367       0.2%
    NGK Spark Plug Co., Ltd.                                         16,000      346,998       0.0%
    NH Foods, Ltd.                                                  179,536    5,117,307       0.0%
    NHK Spring Co., Ltd.                                            664,200    7,419,703       0.1%
#   Nikon Corp.                                                     746,700   10,659,450       0.1%
    Nippo Corp.                                                     185,000    3,564,236       0.0%
    Nippon Electric Glass Co., Ltd.                                 551,000    3,417,488       0.0%
    Nippon Express Co., Ltd.                                      3,529,238   19,373,670       0.2%
    Nippon Paper Industries Co., Ltd.                               373,800    7,067,039       0.1%
    Nippon Shokubai Co., Ltd.                                       102,400    6,878,682       0.1%
    Nippon Steel & Sumitomo Metal Corp.                           2,142,693   48,254,559       0.4%
*   Nippon Yusen K.K.                                             7,713,000   15,507,438       0.1%
    Nissan Motor Co., Ltd.                                        6,443,700   61,379,912       0.6%
    Nisshin Seifun Group, Inc.                                       42,800      657,609       0.0%
    Nisshinbo Holdings, Inc.                                        305,000    3,117,754       0.0%
    NOK Corp.                                                       355,120    8,464,414       0.1%
    Nomura Holdings, Inc.                                           347,400    2,087,745       0.0%
    Nomura Real Estate Holdings, Inc.                               422,800    7,151,336       0.1%
    NSK, Ltd.                                                        29,000      396,576       0.0%
    NTN Corp.                                                     1,625,000    8,283,019       0.1%
    Obayashi Corp.                                                  279,682    2,715,398       0.0%
    Oji Holdings Corp.                                            3,833,000   18,551,720       0.2%
    ORIX Corp.                                                    1,690,300   25,832,388       0.2%
    Otsuka Holdings Co., Ltd.                                         8,800      405,318       0.0%
    Resona Holdings, Inc.                                         7,208,900   40,075,648       0.4%
    Ricoh Co., Ltd.                                               3,215,400   26,801,673       0.2%
    Rohm Co., Ltd.                                                   84,700    5,948,304       0.1%
    Sankyo Co., Ltd.                                                 73,900    2,577,289       0.0%
    SBI Holdings, Inc.                                              638,800    8,861,531       0.1%
    Sega Sammy Holdings, Inc.                                       169,200    2,271,761       0.0%
    Seino Holdings Co., Ltd.                                        413,700    4,791,425       0.0%
    Sekisui Chemical Co., Ltd.                                      102,000    1,711,931       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
JAPAN -- (Continued)
    Sekisui House, Ltd.                                          1,036,900 $   17,224,779       0.2%
    Shinsei Bank, Ltd.                                           3,134,000      5,851,346       0.1%
    Shizuoka Bank, Ltd. (The)                                      851,000      7,182,984       0.1%
*   Showa Denko K.K.                                               261,500      4,994,630       0.0%
    Showa Shell Sekiyu K.K.                                        184,300      1,779,926       0.0%
    Sojitz Corp.                                                 2,218,300      5,639,547       0.1%
    Sompo Holdings, Inc.                                           241,800      9,137,743       0.1%
    Sony Corp. Sponsored ADR                                        47,846      1,651,644       0.0%
    Sumitomo Chemical Co., Ltd.                                  7,305,000     41,225,786       0.4%
    Sumitomo Corp.                                                 899,400     12,018,981       0.1%
    Sumitomo Electric Industries, Ltd.                           2,838,500     46,358,223       0.4%
    Sumitomo Forestry Co., Ltd.                                    516,000      7,900,570       0.1%
    Sumitomo Heavy Industries, Ltd.                              1,924,000     13,421,971       0.1%
    Sumitomo Metal Mining Co., Ltd.                              1,067,000     14,448,760       0.1%
    Sumitomo Mitsui Financial Group, Inc.                        2,854,200    105,978,196       1.0%
    Sumitomo Mitsui Trust Holdings, Inc.                           646,244     22,137,541       0.2%
    Sumitomo Rubber Industries, Ltd.                               659,000     11,861,118       0.1%
    Suzuken Co., Ltd.                                              113,000      3,739,266       0.0%
    T&D Holdings, Inc.                                           1,952,000     29,025,351       0.3%
    Taiheiyo Cement Corp.                                        2,798,212      9,298,948       0.1%
    Takashimaya Co., Ltd.                                          821,634      7,565,613       0.1%
    TDK Corp.                                                      420,200     26,033,714       0.2%
    Teijin, Ltd.                                                   771,690     14,951,784       0.1%
    THK Co., Ltd.                                                  236,800      6,107,795       0.1%
    Tokai Rika Co., Ltd.                                           165,500      3,081,031       0.0%
    Tokio Marine Holdings, Inc.                                     43,400      1,829,898       0.0%
    Tokyo Broadcasting System Holdings, Inc.                        49,400        876,884       0.0%
    Tokyo Tatemono Co., Ltd.                                       395,800      5,407,440       0.1%
    Tokyu Fudosan Holdings Corp.                                 1,737,700      9,490,118       0.1%
    Toppan Printing Co., Ltd.                                    1,034,000     10,409,067       0.1%
    Tosoh Corp.                                                  2,121,000     19,934,428       0.2%
    Toyo Seikan Group Holdings, Ltd.                               441,249      7,400,163       0.1%
    Toyoda Gosei Co., Ltd.                                         257,800      6,851,340       0.1%
    Toyota Industries Corp.                                        198,500      9,888,144       0.1%
    Toyota Motor Corp.                                             840,290     45,477,128       0.4%
    Toyota Motor Corp. Sponsored ADR                                34,873      3,771,166       0.0%
    Toyota Tsusho Corp.                                            967,100     30,534,226       0.3%
    TV Asahi Holdings Corp.                                         31,700        586,571       0.0%
    Ube Industries, Ltd.                                         4,325,000     10,054,584       0.1%
    Universal Entertainment Corp.                                   23,200        695,541       0.0%
#   Yamada Denki Co., Ltd.                                       2,435,100     12,788,164       0.1%
    Yamaguchi Financial Group, Inc.                                320,148      3,547,072       0.0%
    Yokohama Rubber Co., Ltd. (The)                                410,200      8,054,482       0.1%
    Zeon Corp.                                                      65,000        740,083       0.0%
                                                                           --------------      ----
TOTAL JAPAN                                                                 2,433,116,773      21.7%
                                                                           --------------      ----
NETHERLANDS -- (2.9%)
    Aegon NV                                                     2,475,925     12,636,765       0.1%
#   Akzo Nobel NV                                                   32,651      2,855,725       0.0%
*   ArcelorMittal(B03XPL1)                                       4,334,189     34,059,535       0.3%
#*  ArcelorMittal(B295F26)                                       1,684,202     13,136,775       0.1%
    Boskalis Westminster                                           134,823      4,959,169       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
NETHERLANDS -- (Continued)
    Coca-Cola European Partners P.L.C.                               31,954 $  1,209,164       0.0%
    Gemalto NV                                                       22,216    1,244,358       0.0%
    ING Groep NV                                                  6,261,830  102,064,860       0.9%
#   ING Groep NV Sponsored ADR                                    1,202,410   19,575,235       0.2%
    Koninklijke Ahold Delhaize NV                                 2,216,999   45,925,688       0.4%
#   Koninklijke Ahold Delhaize NV Sponsored ADR                     211,969    4,394,117       0.0%
    Koninklijke DSM NV                                              645,650   46,201,554       0.4%
    Koninklijke Philips NV(500472303)                               168,204    5,789,582       0.1%
    Koninklijke Philips NV(5986622)                                 844,705   29,169,751       0.3%
    NN Group NV                                                     726,265   24,079,099       0.2%
                                                                            ------------       ---
TOTAL NETHERLANDS                                                            347,301,377       3.1%
                                                                            ------------       ---
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.                          1,216,694    5,765,430       0.0%
    Fletcher Building, Ltd.                                       1,318,068    7,734,902       0.1%
#   Fonterra Co-operative Group, Ltd.                               126,879      520,979       0.0%
                                                                            ------------       ---
TOTAL NEW ZEALAND                                                             14,021,311       0.1%
                                                                            ------------       ---
NORWAY -- (0.6%)
#   DNB ASA                                                       1,669,831   26,059,905       0.2%
    Norsk Hydro ASA                                               2,231,751   12,717,955       0.1%
    Norsk Hydro ASA Sponsored ADR                                    59,900      337,836       0.0%
    Statoil ASA                                                     890,278   14,661,888       0.1%
#   Statoil ASA Sponsored ADR                                       226,363    3,719,144       0.0%
    Storebrand ASA                                                  694,704    4,577,516       0.1%
#   Subsea 7 SA                                                     351,735    5,796,466       0.1%
    Yara International ASA                                          245,876    9,142,894       0.1%
                                                                            ------------       ---
TOTAL NORWAY                                                                  77,013,604       0.7%
                                                                            ------------       ---
PORTUGAL -- (0.0%)
    EDP Renovaveis SA                                               541,158    4,123,963       0.0%
                                                                            ------------       ---
SINGAPORE -- (1.0%)
    CapitaLand, Ltd.                                              4,662,800   12,528,676       0.1%
#   City Developments, Ltd.                                       1,500,000   11,575,122       0.1%
    DBS Group Holdings, Ltd.                                      1,801,512   24,879,601       0.2%
    Frasers Centrepoint, Ltd.                                       453,300      616,229       0.0%
    Golden Agri-Resources, Ltd.                                  12,719,900    3,272,305       0.0%
    Hutchison Port Holdings Trust                                16,251,500    6,579,062       0.1%
#   Keppel Corp., Ltd.                                            4,932,100   22,931,891       0.2%
    Olam International, Ltd.                                        410,300      561,065       0.0%
#   SembCorp Industries, Ltd.                                     2,374,800    5,145,507       0.0%
    Singapore Airlines, Ltd.                                      2,535,900   18,577,399       0.2%
#   United Industrial Corp., Ltd.                                 1,892,070    4,279,037       0.0%
    UOL Group, Ltd.                                               1,015,674    5,260,631       0.1%
    Wilmar International, Ltd.                                       89,900      228,352       0.0%
                                                                            ------------       ---
TOTAL SINGAPORE                                                              116,434,877       1.0%
                                                                            ------------       ---
SPAIN -- (3.1%)
    Acciona SA                                                        6,116      504,574       0.0%
    Banco de Sabadell SA                                         15,887,224   30,557,528       0.3%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
SPAIN -- (Continued)
*   Banco Popular Espanol SA                                        645,627 $    451,764       0.0%
#   Banco Santander SA                                           39,540,115  257,679,834       2.3%
#   Banco Santander SA Sponsored ADR                                784,463    5,114,699       0.1%
    CaixaBank SA                                                  4,124,925   18,728,978       0.2%
    Iberdrola SA                                                  1,855,534   13,338,996       0.1%
    Mapfre SA                                                       642,367    2,240,617       0.0%
    Repsol SA                                                     2,390,611   37,731,808       0.3%
                                                                            ------------       ---
TOTAL SPAIN                                                                  366,348,798       3.3%
                                                                            ------------       ---
SWEDEN -- (2.2%)
#   Boliden AB                                                    1,273,315   36,376,437       0.3%
    Holmen AB Class A                                                 2,781      118,480       0.0%
    Holmen AB Class B                                               110,689    4,664,214       0.0%
#   ICA Gruppen AB                                                    8,133      277,548       0.0%
    Millicom International Cellular SA                               83,553    4,578,061       0.0%
    Nordea Bank AB                                                5,922,770   72,843,038       0.7%
    Skandinaviska Enskilda Banken AB Class A                      1,904,509   21,931,064       0.2%
#   Skandinaviska Enskilda Banken AB Class C                         25,796      296,723       0.0%
#*  SSAB AB Class A                                                 363,480    1,581,307       0.0%
*   SSAB AB Class B                                                 939,494    3,333,197       0.0%
    Svenska Cellulosa AB SCA Class A                                 62,923    2,093,890       0.0%
    Svenska Cellulosa AB SCA Class B                                823,332   27,258,298       0.2%
    Svenska Handelsbanken AB Class A                                494,915    7,021,823       0.1%
    Svenska Handelsbanken AB Class B                                  3,434       48,375       0.0%
    Tele2 AB Class B                                                614,314    6,182,259       0.1%
#   Telefonaktiebolaget LM Ericsson Class A                          28,098      179,434       0.0%
    Telefonaktiebolaget LM Ericsson Class B                       4,879,427   31,700,797       0.3%
    Telefonaktiebolaget LM Ericsson Sponsored ADR                   791,784    5,138,678       0.1%
#   Telia Co AB                                                   7,490,341   30,495,728       0.3%
#   Trelleborg AB Class B                                           330,139    7,752,677       0.1%
                                                                            ------------       ---
TOTAL SWEDEN                                                                 263,872,028       2.4%
                                                                            ------------       ---
SWITZERLAND -- (7.4%)
    ABB, Ltd.                                                     1,547,032   37,908,859       0.4%
    Adecco Group AG                                                 640,328   47,577,528       0.4%
    Baloise Holding AG                                              216,241   31,708,610       0.3%
    Banque Cantonale Vaudoise                                           468      339,063       0.0%
    Cie Financiere Richemont SA                                   1,058,106   88,413,728       0.8%
*   Clariant AG                                                   1,332,582   26,987,080       0.3%
#*  Credit Suisse Group AG                                          941,654   14,361,131       0.1%
#   Credit Suisse Group AG Sponsored ADR                          1,052,790   16,065,575       0.2%
#*  Dufry AG                                                        106,992   17,531,364       0.2%
    Flughafen Zuerich AG                                             10,906    2,403,437       0.0%
    Helvetia Holding AG                                               2,332    1,294,949       0.0%
*   Julius Baer Group, Ltd.                                          54,617    2,848,094       0.0%
*   LafargeHolcim, Ltd.(7110753)                                    767,697   43,534,879       0.4%
*   LafargeHolcim, Ltd.(BZ3DNX4)                                    375,078   21,284,740       0.2%
    Novartis AG                                                   1,799,547  138,538,243       1.2%
    Novartis AG Sponsored ADR                                       316,821   24,404,722       0.2%
    Swatch Group AG (The)(7184736)                                  172,781   13,404,153       0.1%
#   Swatch Group AG (The)(7184725)                                  139,269   55,717,144       0.5%
*   Swiss Life Holding AG                                           106,141   34,542,301       0.3%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                 ---------- --------------- ---------------
SWITZERLAND -- (Continued)
    Swiss Re AG                                                   1,028,159 $    89,428,549       0.8%
*   UBS Group AG(BRJL176)                                         3,507,610      59,877,836       0.5%
#*  UBS Group AG(H42097107)                                         546,615       9,297,921       0.1%
    Zurich Insurance Group AG                                       375,926     104,033,104       0.9%
                                                                            ---------------      ----
TOTAL SWITZERLAND                                                               881,503,010       7.9%
                                                                            ---------------      ----
UNITED KINGDOM -- (15.7%)
*   Anglo American P.L.C.                                         3,819,283      54,682,386       0.5%
    Antofagasta P.L.C.                                              205,201       2,226,378       0.0%
    Aviva P.L.C.                                                    806,876       5,487,084       0.0%
    Barclays P.L.C.                                                 164,749         451,149       0.0%
#   Barclays P.L.C. Sponsored ADR                                 4,808,211      51,976,761       0.5%
    Barratt Developments P.L.C.                                   1,813,872      13,610,569       0.1%
    BHP Billiton P.L.C.                                             767,576      11,701,844       0.1%
    BHP Billiton P.L.C. ADR                                         268,993       8,266,155       0.1%
    BP P.L.C. Sponsored ADR                                       9,857,735     338,317,465       3.0%
    Carnival P.L.C.                                                 103,349       6,369,647       0.1%
*   Glencore P.L.C.                                              33,377,354     131,177,614       1.2%
    HSBC Holdings P.L.C.                                         21,450,751     176,889,695       1.6%
    HSBC Holdings P.L.C. Sponsored ADR                            2,999,605     123,493,738       1.1%
    J Sainsbury P.L.C.                                            8,005,262      28,542,405       0.3%
    Kingfisher P.L.C.                                             7,427,275      32,857,824       0.3%
    Lloyds Banking Group P.L.C.                                  95,091,730      85,442,299       0.8%
#   Lloyds Banking Group P.L.C. ADR                               1,479,223       5,413,956       0.0%
    Pearson P.L.C.                                                  813,680       6,711,786       0.1%
    Pearson P.L.C. Sponsored ADR                                  1,237,005      10,143,441       0.1%
*   Royal Bank of Scotland Group P.L.C.                           2,796,353       9,600,388       0.1%
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR               409,166       2,798,695       0.0%
    Royal Dutch Shell P.L.C. Class A                              2,296,200      59,628,687       0.5%
    Royal Dutch Shell P.L.C. Class B                                398,623      10,606,146       0.1%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A               3,383,207     176,569,554       1.6%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B               3,846,085     208,150,120       1.9%
    Royal Mail P.L.C.                                               769,489       4,012,573       0.0%
*   Standard Chartered P.L.C.                                     3,984,128      37,233,249       0.3%
    Vodafone Group P.L.C.                                        58,351,986     150,293,687       1.3%
#   Vodafone Group P.L.C. Sponsored ADR                           4,011,201     105,053,361       0.9%
    WM Morrison Supermarkets P.L.C.                               6,735,041      20,921,727       0.2%
                                                                            ---------------      ----
TOTAL UNITED KINGDOM                                                          1,878,630,383      16.8%
                                                                            ---------------      ----
TOTAL COMMON STOCKS                                                          10,917,610,719      97.4%
                                                                            ---------------      ----
PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
    Bayerische Motoren Werke AG                                      54,968       4,520,419       0.1%
    Porsche Automobil Holding SE                                    267,840      15,675,401       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                    SHARES       VALUE++     OF NET ASSETS**
                                                                  ---------- --------------- ---------------
GERMANY -- (Continued)
     Volkswagen AG                                                   552,438 $    87,697,713        0.8%
                                                                             ---------------      -----
TOTAL GERMANY                                                                    107,893,533        1.0%
                                                                             ---------------      -----
TOTAL PREFERRED STOCKS                                                           107,893,533        1.0%
                                                                             ---------------      -----
TOTAL INVESTMENT SECURITIES                                                   11,025,504,252
                                                                             ---------------

                                                                                 VALUE+
                                                                             ---------------
SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@ DFA Short Term Investment Fund                               81,424,353     942,324,037        8.4%
                                                                             ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $10,991,608,709)                         $11,967,828,289      106.8%
                                                                             ===============      =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -------------------------------------------------------
                                            LEVEL 1        LEVEL 2       LEVEL 3      TOTAL
                                         -------------- -------------- --------- ---------------
Common Stocks
   Australia                             $   64,318,760 $  648,211,117      --   $   712,529,877
   Austria                                           --     11,349,837      --        11,349,837
   Belgium                                           --    116,069,925      --       116,069,925
   Canada                                   864,695,630             --      --       864,695,630
   Denmark                                           --    206,503,904      --       206,503,904
   Finland                                    2,929,942     98,476,158      --       101,406,100
   France                                       264,230  1,123,544,613      --     1,123,808,843
   Germany                                   82,554,873    763,299,463      --       845,854,336
   Hong Kong                                         --    303,234,661      --       303,234,661
   Ireland                                    7,217,111     21,913,949      --        29,131,060
   Israel                                            --     43,478,987      --        43,478,987
   Italy                                     28,485,970    148,695,465      --       177,181,435
   Japan                                     42,004,787  2,391,111,986      --     2,433,116,773
   Netherlands                               42,895,709    304,405,668      --       347,301,377
   New Zealand                                       --     14,021,311      --        14,021,311
   Norway                                     4,056,980     72,956,624      --        77,013,604
   Portugal                                          --      4,123,963      --         4,123,963
   Singapore                                         --    116,434,877      --       116,434,877
   Spain                                      5,114,699    361,234,099      --       366,348,798
   Sweden                                     5,138,678    258,733,350      --       263,872,028
   Switzerland                               49,768,218    831,734,792      --       881,503,010
   United Kingdom                         1,030,183,246    848,447,137      --     1,878,630,383
Preferred Stocks
   Germany                                           --    107,893,533      --       107,893,533
Securities Lending Collateral                        --    942,324,037      --       942,324,037
Futures Contracts**                           2,548,565             --      --         2,548,565
                                         -------------- --------------  ------   ---------------
TOTAL                                    $2,232,177,398 $9,738,199,456      --   $11,970,376,854
                                         ============== ==============  ======   ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
COMMON STOCKS -- (90.2%)
Consumer Discretionary -- (17.3%)
    Adastria Co., Ltd.                                           194,640 $ 4,834,098       0.2%
    Adventure, Inc.                                                1,400     124,157       0.0%
#   Aeon Fantasy Co., Ltd.                                        49,332   1,297,100       0.0%
#*  AGORA Hospitality Group Co., Ltd.                            591,000     180,437       0.0%
    Ahresty Corp.                                                137,600   1,375,598       0.1%
    Aisan Industry Co., Ltd.                                     203,300   1,827,495       0.1%
#*  Akebono Brake Industry Co., Ltd.                             592,900   1,896,408       0.1%
#*  Allied Architects, Inc.                                       11,600     470,269       0.0%
#   Alpen Co., Ltd.                                              111,900   2,006,587       0.1%
#   Alpha Corp.                                                   32,400     584,769       0.0%
    Alpine Electronics, Inc.                                     277,500   4,038,000       0.1%
    Amiyaki Tei Co., Ltd.                                         25,900     971,322       0.0%
    Amuse, Inc.                                                   70,298   1,613,051       0.1%
*   Anrakutei Co., Ltd.                                            2,200      90,006       0.0%
    AOI TYO Holdings, Inc.                                       109,931     806,658       0.0%
    AOKI Holdings, Inc.                                          268,400   3,315,368       0.1%
    Aoyama Trading Co., Ltd.                                     304,000  10,861,408       0.3%
#   Arata Corp.                                                   40,900   1,105,420       0.0%
    Arcland Sakamoto Co., Ltd.                                   176,200   2,179,632       0.1%
    Arcland Service Holdings Co., Ltd.                            43,700   1,205,391       0.0%
    Asahi Broadcasting Corp.                                      35,100     239,759       0.0%
    Asahi Co., Ltd.                                              105,600   1,351,394       0.0%
    Asante, Inc.                                                  24,700     375,551       0.0%
    Asatsu-DK, Inc.                                              207,400   5,382,193       0.2%
    Ashimori Industry Co., Ltd.                                  254,000     371,324       0.0%
#   ASKUL Corp.                                                  112,700   3,282,339       0.1%
#   Asti Corp.                                                    59,000     370,611       0.0%
#   Atom Corp.                                                   510,100   3,317,222       0.1%
    Atsugi Co., Ltd.                                             961,000   1,154,916       0.0%
    Autobacs Seven Co., Ltd.                                     455,700   6,897,444       0.2%
    Avex Group Holdings, Inc.                                    225,400   3,315,004       0.1%
#   Beenos, Inc.                                                   5,900      75,365       0.0%
    Belluna Co., Ltd.                                            291,800   2,675,624       0.1%
    Best Denki Co., Ltd.                                         360,200     523,464       0.0%
    Bic Camera, Inc.                                             546,600   5,440,171       0.2%
    Bookoff Corp.                                                 59,400     417,960       0.0%
#   BRONCO BILLY Co., Ltd.                                        62,800   1,438,141       0.1%
    Can Do Co., Ltd.                                              65,500     992,181       0.0%
    Central Automotive Products, Ltd.                             15,400     159,574       0.0%
    Central Sports Co., Ltd.                                      33,800   1,003,561       0.0%
    Ceres, Inc.                                                    8,400     107,418       0.0%
    CHIMNEY Co., Ltd.                                             27,800     703,461       0.0%
    Chiyoda Co., Ltd.                                            102,100   2,547,315       0.1%
    Chofu Seisakusho Co., Ltd.                                   127,700   3,055,153       0.1%
    Chori Co., Ltd.                                               71,800   1,281,345       0.0%
    Chuo Spring Co., Ltd.                                        196,000     585,694       0.0%
    Clarion Co., Ltd.                                            677,000   2,687,866       0.1%
    Cleanup Corp.                                                129,700     936,531       0.0%
    Coco's Japan Co., Ltd.                                        12,000     216,813       0.0%
#   Colowide Co., Ltd.                                           363,400   5,966,752       0.2%
    Corona Corp.                                                  86,700     886,737       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#   Create Restaurants Holdings, Inc.                            271,300 $2,197,783       0.1%
    D.A. Consortium Holdings, Inc.                               118,700  1,511,589       0.1%
    Daido Metal Co., Ltd.                                        195,500  1,744,447       0.1%
#   Daidoh, Ltd.                                                 139,800    545,610       0.0%
    Daiichikosho Co., Ltd.                                       101,900  4,422,661       0.1%
#   Daikoku Denki Co., Ltd.                                       51,800    746,263       0.0%
    Daikyonishikawa Corp.                                        221,700  2,818,287       0.1%
    Dainichi Co., Ltd.                                            49,300    315,195       0.0%
#   Daisyo Corp.                                                  47,200    681,815       0.0%
#   DCM Holdings Co., Ltd.                                       530,600  4,619,536       0.1%
    Descente, Ltd.                                               250,600  3,039,837       0.1%
    Doshisha Co., Ltd.                                           148,200  2,996,443       0.1%
    Doutor Nichires Holdings Co., Ltd.                           195,386  4,143,280       0.1%
    Dunlop Sports Co., Ltd.                                       76,600    711,772       0.0%
    Dynic Corp.                                                  174,000    299,602       0.0%
    Eagle Industry Co., Ltd.                                     147,200  2,083,548       0.1%
#   EDION Corp.                                                  513,900  5,009,604       0.2%
#   ES-Con Japan, Ltd.                                           209,400    733,201       0.0%
    ESCRIT, Inc.                                                   7,100     49,261       0.0%
    Exedy Corp.                                                  193,000  5,269,406       0.2%
#   F-Tech, Inc.                                                  49,000    589,330       0.0%
    FCC Co., Ltd.                                                231,400  4,418,354       0.1%
#   Fields Corp.                                                  85,300    957,836       0.0%
    Fine Sinter Co., Ltd.                                          9,800    175,278       0.0%
#   First Juken Co., Ltd.                                         23,200    301,460       0.0%
    FJ Next Co., Ltd.                                             73,700    628,968       0.0%
    Foster Electric Co., Ltd.                                    155,800  2,601,375       0.1%
    France Bed Holdings Co., Ltd.                                139,600  1,173,542       0.0%
#   FTGroup Co., Ltd.                                             74,000    517,444       0.0%
    Fuji Co., Ltd.                                               111,400  2,759,032       0.1%
#   Fuji Corp.                                                    18,700    335,401       0.0%
    Fuji Corp., Ltd.                                             149,600    979,770       0.0%
    Fuji Kiko Co., Ltd.                                          137,400    740,033       0.0%
#   Fuji Kyuko Co., Ltd.                                         256,000  2,343,381       0.1%
    Fuji Oozx, Inc.                                                6,000     20,464       0.0%
    Fujibo Holdings, Inc.                                         67,100  1,829,578       0.1%
    Fujikura Rubber, Ltd.                                        107,000    651,048       0.0%
#   Fujio Food System Co., Ltd.                                   10,700    267,807       0.0%
#   Fujishoji Co., Ltd.                                           47,100    477,557       0.0%
#   Fujita Kanko, Inc.                                           451,000  1,449,450       0.1%
    FuKoKu Co., Ltd.                                              42,100    344,156       0.0%
#   Funai Electric Co., Ltd.                                     121,700    908,811       0.0%
#   Furukawa Battery Co., Ltd. (The)                              89,000    574,339       0.0%
    Furyu Corp.                                                   24,600    312,165       0.0%
    Futaba Industrial Co., Ltd.                                  344,700  2,880,975       0.1%
    G-7 Holdings, Inc.                                            32,000    666,069       0.0%
    G-Tekt Corp.                                                 110,800  1,954,744       0.1%
    Gakken Holdings Co., Ltd.                                     31,300    862,056       0.0%
    Gakkyusha Co., Ltd.                                           31,200    440,959       0.0%
#   Genki Sushi Co., Ltd.                                         18,700    364,266       0.0%
#   Geo Holdings Corp.                                           223,300  2,466,624       0.1%
    Gfoot Co., Ltd.                                               22,500    152,439       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    GLOBERIDE, Inc.                                                 62,299 $1,079,312       0.0%
#   Gokurakuyu Holdings Co., Ltd.                                   37,600    277,064       0.0%
    Goldwin, Inc.                                                    4,000    209,837       0.0%
#   Golf Digest Online, Inc.                                        52,500    382,710       0.0%
*   Gourmet Kineya Co., Ltd.                                        85,000    813,503       0.0%
    GSI Creos Corp.                                                306,000    395,517       0.0%
    Gunze, Ltd.                                                  1,080,000  4,367,710       0.1%
    H-One Co., Ltd.                                                113,200  1,650,143       0.1%
    H2O Retailing Corp.                                            333,000  5,652,135       0.2%
    Hagihara Industries, Inc.                                       35,500    844,952       0.0%
    Hakuyosha Co., Ltd.                                              6,500    173,604       0.0%
    Handsman Co., Ltd.                                              26,500    420,933       0.0%
    Happinet Corp.                                                  93,800  1,544,727       0.1%
    Hard Off Corp. Co., Ltd.                                        57,900    551,495       0.0%
    Haruyama Holdings, Inc.                                         47,900    416,649       0.0%
    Heian Ceremony Service Co., Ltd.                                 6,700     56,186       0.0%
    Heiwa Corp.                                                    101,000  2,603,030       0.1%
    HI-LEX Corp.                                                    64,600  1,595,687       0.1%
    Hiday Hidaka Corp.                                             117,656  2,484,732       0.1%
#   Himaraya Co., Ltd.                                              35,900    264,376       0.0%
#   Hiramatsu, Inc.                                                174,500  1,017,485       0.0%
#   HIS Co., Ltd.                                                  247,200  5,891,156       0.2%
    Honeys Holdings Co., Ltd.                                      106,040  1,068,147       0.0%
    Hoosiers Holdings                                              181,100  1,043,069       0.0%
    Hotland Co., Ltd.                                               39,800    425,675       0.0%
#   I K K, Inc.                                                     48,800    332,288       0.0%
    IBJ, Inc.                                                      103,500    540,883       0.0%
    Ichibanya Co., Ltd.                                             57,358  1,850,302       0.1%
    Ichikoh Industries, Ltd.                                       286,000  1,491,045       0.1%
#   IDOM, Inc.                                                     420,500  2,205,913       0.1%
    IJT Technology Holdings Co., Ltd.                              124,680    705,466       0.0%
    Imasen Electric Industrial                                      95,400    902,959       0.0%
    Imperial Hotel, Ltd.                                            12,300    232,808       0.0%
#   Intage Holdings, Inc.                                           99,700  1,868,659       0.1%
#*  Izutsuya Co., Ltd.                                              61,699    248,533       0.0%
#   Janome Sewing Machine Co., Ltd.                                106,400    741,471       0.0%
    Japan Wool Textile Co., Ltd. (The)                             343,000  2,690,245       0.1%
#   JINS, Inc.                                                      84,100  4,525,887       0.1%
#   Joban Kosan Co., Ltd.                                           35,399    555,228       0.0%
    Jolly - Pasta Co., Ltd.                                         14,000    192,949       0.0%
    Joshin Denki Co., Ltd.                                         208,000  2,215,309       0.1%
    Joyful Honda Co., Ltd.                                          29,300    969,375       0.0%
#   JP-Holdings, Inc.                                              374,800  1,022,678       0.0%
#   JVC Kenwood Corp.                                              885,430  2,360,199       0.1%
#   K's Holdings Corp.                                             110,600  2,127,557       0.1%
*   Kadokawa Dwango                                                328,233  4,539,340       0.1%
#*  Kappa Create Co., Ltd.                                         145,300  1,653,096       0.1%
    Kasai Kogyo Co., Ltd.                                          143,900  1,786,901       0.1%
    Kawai Musical Instruments Manufacturing Co., Ltd.               45,200    946,562       0.0%
    Keihin Corp.                                                   267,500  4,209,095       0.1%
#   Keiyo Co., Ltd.                                                179,800  1,069,385       0.0%
#   KFC Holdings Japan, Ltd.                                        90,600  1,581,753       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Ki-Star Real Estate Co., Ltd.                                   18,700 $  273,399       0.0%
*   Kintetsu Department Store Co., Ltd.                            277,000    869,595       0.0%
#   Kitamura Co., Ltd.                                               2,000     12,603       0.0%
*   KNT-CT Holdings Co., Ltd.                                      697,000    882,106       0.0%
#   Kohnan Shoji Co., Ltd.                                         188,500  3,637,540       0.1%
#*  Kojima Co., Ltd.                                               176,000    465,696       0.0%
    Komatsu Seiren Co., Ltd.                                       193,700  1,213,945       0.0%
#   Komehyo Co., Ltd.                                               27,600    262,215       0.0%
    Komeri Co., Ltd.                                               202,200  4,964,081       0.2%
#   Konaka Co., Ltd.                                               120,060    641,868       0.0%
    Koshidaka Holdings Co., Ltd.                                    56,300  1,389,339       0.1%
#   Kourakuen Holdings Corp.                                        55,900    897,485       0.0%
    KU Holdings Co., Ltd.                                          130,900  1,109,064       0.0%
#   Kura Corp.                                                      69,200  2,848,913       0.1%
    Kurabo Industries, Ltd.                                      1,241,000  2,770,678       0.1%
    KYB Corp.                                                    1,157,000  5,714,928       0.2%
#   Kyoritsu Maintenance Co., Ltd.                                 167,662  4,898,979       0.2%
#*  Laox Co., Ltd.                                                 190,100    911,222       0.0%
#   LEC, Inc.                                                       83,200  1,661,916       0.1%
#   Lifull Co., Ltd.                                               353,100  2,478,155       0.1%
#   Look, Inc.                                                     228,000    419,532       0.0%
#   Mamiya-Op Co., Ltd.                                             25,800    272,973       0.0%
    Mars Engineering Corp.                                          50,500  1,040,829       0.0%
#*  Maruzen CHI Holdings Co., Ltd.                                  55,400    173,969       0.0%
#   Matsuya Co., Ltd.                                              188,500  1,592,277       0.1%
    Matsuya Foods Co., Ltd.                                         52,900  1,999,781       0.1%
#*  Meganesuper Co., Ltd.                                          336,900    199,588       0.0%
    Meiko Network Japan Co., Ltd.                                  146,800  1,913,292       0.1%
#   Meiwa Estate Co., Ltd.                                          65,400    421,331       0.0%
    Mikuni Corp.                                                   127,400    494,099       0.0%
#   Misawa Homes Co., Ltd.                                         164,000  1,516,159       0.1%
    Mitsuba Corp.                                                  208,690  3,953,375       0.1%
    Mitsui Home Co., Ltd.                                          165,000    998,348       0.0%
#   Mizuno Corp.                                                   594,000  3,071,190       0.1%
#   Monogatari Corp. (The)                                          31,500  1,415,985       0.1%
#   Morito Co., Ltd.                                                60,800    494,181       0.0%
    Mr Max Corp.                                                   102,200    427,015       0.0%
    Murakami Corp.                                                  15,500    299,505       0.0%
    Musashi Seimitsu Industry Co., Ltd.                            145,900  3,583,700       0.1%
    Nafco Co., Ltd.                                                 35,800    569,484       0.0%
    Nagawa Co., Ltd.                                                21,600    752,473       0.0%
#*  Naigai Co., Ltd.                                               544,000    268,424       0.0%
#   Nakayamafuku Co., Ltd.                                          16,800    128,888       0.0%
#   Nextage Co., Ltd.                                               18,700    240,940       0.0%
    Nice Holdings, Inc.                                            444,000    617,802       0.0%
    Nichirin Co., Ltd.                                              32,300    602,534       0.0%
    Nihon Eslead Corp.                                              40,700    541,923       0.0%
    Nihon House Holdings Co., Ltd.                                 233,300    990,202       0.0%
#   Nihon Plast Co., Ltd.                                           51,200    628,893       0.0%
    Nihon Tokushu Toryo Co., Ltd.                                   78,800  1,201,378       0.0%
    Nippon Felt Co., Ltd.                                           58,200    265,361       0.0%
    Nippon Piston Ring Co., Ltd.                                    48,600  1,040,417       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Nippon Seiki Co., Ltd.                                         244,400 $5,093,352       0.2%
#   Nippon View Hotel Co., Ltd.                                     22,500    274,933       0.0%
    Nishikawa Rubber Co., Ltd.                                      16,600    264,331       0.0%
    Nishimatsuya Chain Co., Ltd.                                   270,000  2,864,706       0.1%
    Nissan Shatai Co., Ltd.                                        255,200  2,402,898       0.1%
    Nissan Tokyo Sales Holdings Co., Ltd.                          208,000    867,573       0.0%
    Nissei Build Kogyo Co., Ltd.                                   388,000  1,923,304       0.1%
    Nissin Kogyo Co., Ltd.                                         230,200  3,958,473       0.1%
    Nittan Valve Co., Ltd.                                          86,000    303,243       0.0%
    Nojima Corp.                                                   135,300  2,018,471       0.1%
    Ohashi Technica, Inc.                                           37,600    465,239       0.0%
    Ohsho Food Service Corp.                                        66,700  2,487,054       0.1%
*   Oisix, Inc.                                                     14,600    281,947       0.0%
    Onward Holdings Co., Ltd.                                      736,000  5,469,337       0.2%
#   Ootoya Holdings Co., Ltd.                                       20,000    365,792       0.0%
#*  Open Door, Inc.                                                 12,300    330,849       0.0%
    OPT Holdings, Inc.                                              86,700    826,284       0.0%
#   Otsuka Kagu, Ltd.                                               63,100    509,345       0.0%
    Pacific Industrial Co., Ltd.                                   248,400  3,492,751       0.1%
#   PAL GROUP Holdings Co., Ltd.                                    75,500  2,007,663       0.1%
    PALTAC Corp.                                                   214,634  6,335,454       0.2%
#   PanaHome Corp.                                                 507,200  5,635,007       0.2%
    PAPYLESS Co., Ltd.                                              15,700    417,257       0.0%
    Parco Co., Ltd.                                                123,400  1,283,735       0.0%
    Paris Miki Holdings, Inc.                                      161,800    675,947       0.0%
#   PC Depot Corp.                                                 234,241  1,180,165       0.0%
#   People Co., Ltd.                                                17,000    271,799       0.0%
#   Pepper Food Service Co., Ltd.                                   23,200    409,542       0.0%
    PIA Corp.                                                       23,600    615,647       0.0%
    Piolax, Inc.                                                   170,100  3,911,638       0.1%
#*  Pioneer Corp.                                                1,938,300  3,498,608       0.1%
    Plenus Co., Ltd.                                               133,800  2,801,344       0.1%
#   Press Kogyo Co., Ltd.                                          597,300  2,898,662       0.1%
#   Pressance Corp.                                                214,000  2,475,115       0.1%
    Proto Corp.                                                     64,100    839,784       0.0%
#   Raccoon Co., Ltd.                                               30,400    139,530       0.0%
    Regal Corp.                                                     10,000     25,654       0.0%
    Renaissance, Inc.                                               60,600  1,002,938       0.0%
#*  Renown, Inc.                                                   306,000    395,469       0.0%
#   Resol Holdings Co., Ltd.                                       168,000    518,333       0.0%
#   Resorttrust, Inc.                                              327,000  5,628,510       0.2%
    Rhythm Watch Co., Ltd.                                         559,000    946,893       0.0%
    Riberesute Corp.                                                36,900    295,985       0.0%
#   Ride On Express Co., Ltd.                                       21,300    164,340       0.0%
#   Right On Co., Ltd.                                              91,325    783,946       0.0%
    Riken Corp.                                                     54,100  2,367,701       0.1%
    Ringer Hut Co., Ltd.                                           136,100  2,789,802       0.1%
    Riso Kyoiku Co., Ltd.                                          211,700  1,499,079       0.1%
    Round One Corp.                                                456,600  3,899,604       0.1%
    Royal Holdings Co., Ltd.                                       186,600  3,658,001       0.1%
*   Royal Hotel, Ltd. (The)                                          6,000     10,770       0.0%
#   Sac's Bar Holdings, Inc.                                       109,550  1,221,959       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Saizeriya Co., Ltd.                                          194,300 $5,456,546       0.2%
#   Sakai Ovex Co., Ltd.                                          29,799    468,430       0.0%
    San Holdings, Inc.                                            15,400    224,412       0.0%
#*  Sanden Holdings Corp.                                        714,000  2,218,308       0.1%
#   Sanei Architecture Planning Co., Ltd.                         50,300    690,436       0.0%
    Sangetsu Corp.                                               328,750  5,800,958       0.2%
#   Sanko Marketing Foods Co., Ltd.                               27,800    241,130       0.0%
    Sankyo Seiko Co., Ltd.                                       183,400    633,018       0.0%
    Sanoh Industrial Co., Ltd.                                   136,500    978,234       0.0%
#   Sanrio Co., Ltd.                                             306,400  5,598,245       0.2%
    Sanyei Corp.                                                     500     16,133       0.0%
    Sanyo Electric Railway Co., Ltd.                             379,000  1,955,007       0.1%
    Sanyo Housing Nagoya Co., Ltd.                                56,500    512,505       0.0%
#   Sanyo Shokai, Ltd.                                           694,000  1,022,599       0.0%
#   Scroll Corp.                                                 166,300    533,168       0.0%
#   Seiko Holdings Corp.                                         979,407  4,079,804       0.1%
    Seiren Co., Ltd.                                             306,800  4,556,564       0.1%
    Senshukai Co., Ltd.                                          213,600  1,565,502       0.1%
#   Septeni Holdings Co., Ltd.                                   609,000  2,124,769       0.1%
#   SFP Dining Co., Ltd.                                          51,700    658,338       0.0%
#   Shidax Corp.                                                 111,200    421,066       0.0%
    Shikibo, Ltd.                                                779,000    936,353       0.0%
    Shimachu Co., Ltd.                                           297,200  6,872,431       0.2%
    Shimojima Co., Ltd.                                           27,900    283,554       0.0%
#   Shobunsha Publications, Inc.                                 258,500  1,707,479       0.1%
    Shochiku Co., Ltd.                                            54,000    615,858       0.0%
    Shoei Co., Ltd.                                               61,000  1,693,967       0.1%
*   Showa Corp.                                                  317,500  2,709,284       0.1%
    SKY Perfect JSAT Holdings, Inc.                              835,600  3,831,939       0.1%
#   Snow Peak, Inc.                                               22,200    608,846       0.0%
    SNT Corp.                                                     92,800    588,741       0.0%
    Soft99 Corp.                                                  68,600    517,617       0.0%
#   Sotoh Co., Ltd.                                               41,400    419,166       0.0%
    SPK Corp.                                                     19,800    453,713       0.0%
    St Marc Holdings Co., Ltd.                                   101,400  3,088,908       0.1%
    Starts Corp., Inc.                                           185,900  4,117,158       0.1%
    Step Co., Ltd.                                                43,700    580,342       0.0%
#   Studio Alice Co., Ltd.                                        57,700  1,222,130       0.0%
    Suminoe Textile Co., Ltd.                                    323,000    718,959       0.0%
    Sumitomo Riko Co., Ltd.                                      235,200  2,397,230       0.1%
#   Sun Corp.                                                     89,000    545,955       0.0%
    Suncall Corp.                                                 44,900    216,359       0.0%
    T RAD Co., Ltd.                                              427,000  1,268,871       0.0%
    T-Gaia Corp.                                                 155,100  2,676,238       0.1%
    Tachi-S Co., Ltd.                                            167,740  3,219,308       0.1%
#   Tachikawa Corp.                                               52,400    424,660       0.0%
    Taiho Kogyo Co., Ltd.                                         98,200  1,286,279       0.0%
#*  Takata Corp.                                                 168,000    604,096       0.0%
    Take And Give Needs Co., Ltd.                                 54,070    447,175       0.0%
#   Takihyo Co., Ltd.                                            104,000    420,693       0.0%
#   Tama Home Co., Ltd.                                           95,900    544,678       0.0%
    Tamron Co., Ltd.                                             128,500  2,403,525       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   TASAKI & Co., Ltd.                                              88,900 $ 1,753,948       0.1%
    TBK Co., Ltd.                                                  118,500     531,653       0.0%
    Tear Corp.                                                      29,800     209,789       0.0%
#   Tenpos Busters Co., Ltd.                                        23,200     395,983       0.0%
    Tigers Polymer Corp.                                            50,600     329,082       0.0%
    Toa Corp.                                                      131,200   1,125,814       0.0%
#   Toabo Corp.                                                     54,799     270,609       0.0%
#   Toei Animation Co., Ltd.                                        26,100   1,443,961       0.1%
    Toei Co., Ltd.                                                 449,000   3,889,358       0.1%
    Tohokushinsha Film Corp.                                        30,600     191,804       0.0%
    Tokai Rika Co., Ltd.                                           318,800   5,934,941       0.2%
#   Token Corp.                                                     47,550   3,764,049       0.1%
#*  Tokyo Base Co., Ltd.                                            18,100     536,078       0.0%
    Tokyo Dome Corp.                                               567,100   5,243,383       0.2%
#   Tokyo Individualized Educational Institute, Inc.               116,600   1,357,834       0.1%
    Tokyo Radiator Manufacturing Co., Ltd.                          13,900     128,107       0.0%
    Tokyotokeiba Co., Ltd.                                         936,000   2,167,714       0.1%
#   Tokyu Recreation Co., Ltd.                                      83,000     598,264       0.0%
    Tomy Co., Ltd.                                                 440,593   4,386,735       0.1%
    Topre Corp.                                                    264,300   7,045,790       0.2%
#   Toridoll Holdings Corp.                                        146,300   3,522,647       0.1%
#   Torikizoku Co., Ltd.                                            43,700     970,681       0.0%
    Tosho Co., Ltd.                                                 51,200   2,199,686       0.1%
    Tow Co., Ltd.                                                   83,600     594,941       0.0%
    Toyo Tire & Rubber Co., Ltd.                                   623,700  10,970,652       0.3%
    TPR Co., Ltd.                                                  131,000   4,419,599       0.1%
    TS Tech Co., Ltd.                                              291,000   7,644,471       0.2%
    TSI Holdings Co., Ltd.                                         439,895   2,937,883       0.1%
#   Tsukada Global Holdings, Inc.                                  109,400     574,099       0.0%
    Tsukamoto Corp. Co., Ltd.                                      190,000     197,717       0.0%
    Tsutsumi Jewelry Co., Ltd.                                      50,900     934,744       0.0%
    TV Asahi Holdings Corp.                                         81,200   1,502,510       0.1%
    Tv Tokyo Holdings Corp.                                         86,300   1,886,674       0.1%
#*  U-Shin, Ltd.                                                   114,300     791,957       0.0%
#   Umenohana Co., Ltd.                                              5,000     121,081       0.0%
    Unipres Corp.                                                  230,700   4,887,239       0.2%
    United Arrows, Ltd.                                            157,600   4,883,018       0.2%
*   Unitika, Ltd.                                                3,992,000   3,255,162       0.1%
    Universal Entertainment Corp.                                    5,000     149,901       0.0%
    ValueCommerce Co., Ltd.                                         87,000     448,060       0.0%
    Vector, Inc.                                                   166,500   2,306,881       0.1%
#   VIA Holdings, Inc.                                              99,700     981,510       0.0%
#   Village Vanguard Co., Ltd.                                      32,100     303,057       0.0%
    VT Holdings Co., Ltd.                                          508,400   2,586,900       0.1%
    Wacoal Holdings Corp.                                          676,000   8,569,570       0.3%
#   WATAMI Co., Ltd.                                               141,100   1,689,906       0.1%
    Watts Co., Ltd.                                                  5,500      61,596       0.0%
    Workman Co., Ltd.                                                2,200      64,381       0.0%
    Wowow, Inc.                                                     49,200   1,631,249       0.1%
    Xebio Holdings Co., Ltd.                                       167,200   2,780,768       0.1%
    Yachiyo Industry Co., Ltd.                                      27,900     335,472       0.0%
    Yamato International, Inc.                                      13,900      51,835       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Consumer Discretionary -- (Continued)
#   Yasunaga Corp.                                                39,500 $    496,362       0.0%
    Yellow Hat, Ltd.                                              92,700    2,130,959       0.1%
    Yomiuri Land Co., Ltd.                                       243,000      922,129       0.0%
    Yondoshi Holdings, Inc.                                       34,620      823,823       0.0%
    Yorozu Corp.                                                 113,300    1,734,114       0.1%
    Yoshinoya Holdings Co., Ltd.                                  54,500      890,157       0.0%
#   Yume No Machi Souzou Iinkai Co., Ltd.                         89,900      888,107       0.0%
    Yutaka Giken Co., Ltd.                                         3,100       67,294       0.0%
    Zenrin Co., Ltd.                                             161,500    3,036,688       0.1%
#*  ZIGExN Co., Ltd.                                              98,400    1,094,704       0.0%
#   Zojirushi Corp.                                              232,300    3,156,552       0.1%
                                                                         ------------      ----
Total Consumer Discretionary                                              639,245,282      18.9%
                                                                         ------------      ----
Consumer Staples -- (7.4%)
#   Aeon Hokkaido Corp.                                          273,900    1,476,866       0.0%
    Ahjikan Co., Ltd.                                              2,500       33,229       0.0%
#   Ain Holdings, Inc.                                           124,600    8,631,761       0.3%
    Albis Co., Ltd.                                               15,900      524,472       0.0%
    Arcs Co., Ltd.                                               247,700    5,305,637       0.2%
#   Ariake Japan Co., Ltd.                                       122,300    7,747,923       0.2%
    Artnature, Inc.                                              120,700      773,743       0.0%
    Axial Retailing, Inc.                                         90,500    3,465,259       0.1%
    Belc Co., Ltd.                                                65,300    2,904,253       0.1%
    Bourbon Corp.                                                 12,600      300,497       0.0%
#   C'BON COSMETICS Co., Ltd.                                      4,200       91,019       0.0%
    Cawachi, Ltd.                                                 91,800    2,413,845       0.1%
    Chubu Shiryo Co., Ltd.                                       119,300    1,411,361       0.0%
#   Chuo Gyorui Co., Ltd.                                         93,000      230,322       0.0%
    Ci:z Holdings Co., Ltd.                                      164,800    4,840,168       0.1%
    Cocokara fine, Inc.                                          109,660    5,184,683       0.2%
    Cota Co., Ltd.                                                20,350      221,272       0.0%
    Create SD Holdings Co., Ltd.                                 164,400    3,861,574       0.1%
#   Daikokutenbussan Co., Ltd.                                    38,300    1,829,706       0.1%
    DyDo Group Holdings, Inc.                                     55,200    2,654,137       0.1%
#   Earth Chemical Co., Ltd.                                      41,400    2,243,449       0.1%
    Ebara Foods Industry, Inc.                                     3,600       66,820       0.0%
    Eco's Co., Ltd.                                               30,500      316,634       0.0%
#   Fancl Corp.                                                   95,300    1,603,090       0.1%
    Feed One Co., Ltd.                                           812,440    1,507,798       0.0%
*   First Baking Co., Ltd.                                       183,000      201,761       0.0%
    Fuji Oil Holdings, Inc.                                      362,600    8,507,936       0.3%
    Fujicco Co., Ltd.                                            108,700    2,487,388       0.1%
#   Genky Stores, Inc.                                            51,000    1,304,940       0.0%
    HABA Laboratories, Inc.                                        7,000      251,137       0.0%
    Hagoromo Foods Corp.                                          39,000      468,820       0.0%
    Halows Co., Ltd.                                              26,500      557,826       0.0%
    Havix Corp.                                                    8,800      105,666       0.0%
*   Hayashikane Sangyo Co., Ltd.                                  24,200      180,308       0.0%
    Heiwado Co., Ltd.                                            182,000    3,902,260       0.1%
    Hokkaido Coca-Cola Bottling Co., Ltd.                         87,000      549,138       0.0%
    Hokuto Corp.                                                 154,600    2,900,904       0.1%
    House Foods Group, Inc.                                       99,700    2,219,394       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Consumer Staples -- (Continued)
    Ichimasa Kamaboko Co., Ltd.                                      5,800 $   65,329       0.0%
    Imuraya Group Co., Ltd.                                          3,700     54,561       0.0%
    Inageya Co., Ltd.                                              177,800  2,550,513       0.1%
    Itochu-Shokuhin Co., Ltd.                                       28,300  1,183,931       0.0%
#   Ivy Cosmetics Corp.                                              2,400    176,372       0.0%
    Iwatsuka Confectionery Co., Ltd.                                 2,200     83,848       0.0%
    J-Oil Mills, Inc.                                               57,100  2,217,462       0.1%
    Kadoya Sesame Mills, Inc.                                          700     35,366       0.0%
    Kakiyasu Honten Co., Ltd.                                       39,300    676,531       0.0%
#   Kameda Seika Co., Ltd.                                          72,000  3,273,755       0.1%
    Kaneko Seeds Co., Ltd.                                          29,600    379,624       0.0%
    Kato Sangyo Co., Ltd.                                          121,700  2,984,844       0.1%
#   Kenko Mayonnaise Co., Ltd.                                      62,800  1,586,617       0.1%
    Key Coffee, Inc.                                               109,700  2,170,637       0.1%
    Kirindo Holdings Co., Ltd.                                      29,300    219,846       0.0%
    Kobe Bussan Co., Ltd.                                           78,000  2,871,367       0.1%
    Kotobuki Spirits Co., Ltd.                                     118,700  3,197,510       0.1%
    Kusuri no Aoki Holdings Co., Ltd.                               93,900  4,056,531       0.1%
#   Kyokuyo Co., Ltd.                                               60,199  1,584,850       0.0%
    Life Corp.                                                     165,100  4,392,844       0.1%
    Mandom Corp.                                                   104,400  4,955,567       0.1%
    Marudai Food Co., Ltd.                                         614,000  2,810,990       0.1%
    Maruha Nichiro Corp.                                           244,307  6,987,673       0.2%
#   Maxvalu Nishinihon Co., Ltd.                                     9,200    134,555       0.0%
    Maxvalu Tokai Co., Ltd.                                         49,300    844,867       0.0%
    Medical System Network Co., Ltd.                               150,000    652,695       0.0%
    Megmilk Snow Brand Co., Ltd.                                   205,100  6,120,947       0.2%
    Meito Sangyo Co., Ltd.                                          52,200    700,344       0.0%
    Milbon Co., Ltd.                                                73,076  3,534,204       0.1%
    Ministop Co., Ltd.                                              95,600  1,827,306       0.1%
    Mitsubishi Shokuhin Co., Ltd.                                   81,100  2,593,742       0.1%
    Mitsui Sugar Co., Ltd.                                         112,770  2,780,279       0.1%
    Miyoshi Oil & Fat Co., Ltd.                                    379,000    469,072       0.0%
    Morinaga & Co., Ltd.                                            40,300  1,904,401       0.1%
    Morinaga Milk Industry Co., Ltd.                             1,164,000  9,201,550       0.3%
    Morishita Jintan Co., Ltd.                                       2,000     10,774       0.0%
    Morozoff, Ltd.                                                 189,000    977,514       0.0%
    Nagatanien Holdings Co., Ltd.                                  138,000  1,750,184       0.1%
    Nakamuraya Co., Ltd.                                            18,400    774,287       0.0%
    Natori Co., Ltd.                                                48,300    812,589       0.0%
    Nichimo Co., Ltd.                                              170,000    268,384       0.0%
    Nihon Chouzai Co., Ltd.                                         32,760  1,148,174       0.0%
    Niitaka Co., Ltd.                                                2,060     33,722       0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                       66,100  1,381,139       0.0%
    Nippon Flour Mills Co., Ltd.                                   361,000  5,415,740       0.2%
    Nippon Suisan Kaisha, Ltd.                                   1,570,900  7,583,609       0.2%
    Nisshin Oillio Group, Ltd. (The)                               812,000  4,805,285       0.1%
    Nissin Sugar Co., Ltd.                                          69,500  1,167,401       0.0%
    Nitto Fuji Flour Milling Co., Ltd.                               6,400    223,190       0.0%
    Noevir Holdings Co., Ltd.                                       68,100  2,807,564       0.1%
    Oenon Holdings, Inc.                                           307,000    680,293       0.0%
#   OIE Sangyo Co., Ltd.                                            20,900    209,541       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Consumer Staples -- (Continued)
    Okuwa Co., Ltd.                                              162,000 $  1,711,811       0.1%
    Olympic Group Corp.                                           63,100      318,324       0.0%
#   OUG Holdings, Inc.                                            34,000       79,323       0.0%
    Prima Meat Packers, Ltd.                                     956,000    4,405,326       0.1%
    Qol Co., Ltd.                                                 93,600    1,277,467       0.0%
    Retail Partners Co., Ltd.                                     18,800      189,409       0.0%
    Riken Vitamin Co., Ltd.                                       74,100    2,799,704       0.1%
#   Rock Field Co., Ltd.                                         132,000    2,106,695       0.1%
    Rokko Butter Co., Ltd.                                        77,800    1,690,409       0.1%
#   S Foods, Inc.                                                 78,162    2,441,578       0.1%
    S&B Foods, Inc.                                                1,399       74,047       0.0%
    Sagami Rubber Industries Co., Ltd.                            36,000      362,662       0.0%
    Sakata Seed Corp.                                            142,600    4,496,641       0.1%
    San-A Co., Ltd.                                              101,200    4,597,817       0.1%
    Sapporo Holdings, Ltd.                                       255,700    7,154,674       0.2%
    Shoei Foods Corp.                                             75,600    1,702,629       0.1%
    Showa Sangyo Co., Ltd.                                       609,000    3,259,235       0.1%
    Sogo Medical Co., Ltd.                                        55,800    2,197,560       0.1%
    ST Corp.                                                      81,200    1,292,626       0.0%
#   Starzen Co., Ltd.                                             55,800    2,259,761       0.1%
    Takara Holdings, Inc.                                        980,300   10,507,796       0.3%
    Tobu Store Co., Ltd.                                          19,000      491,531       0.0%
    Toho Co., Ltd.                                                44,100    1,089,705       0.0%
    Tohto Suisan Co., Ltd.                                        17,299      281,025       0.0%
    Torigoe Co., Ltd. (The)                                       82,000      596,277       0.0%
    Toyo Sugar Refining Co., Ltd.                                157,000      159,264       0.0%
#   Transaction Co., Ltd.                                         49,900      421,768       0.0%
    United Super Markets Holdings, Inc.                          308,000    2,996,031       0.1%
    Valor Holdings Co., Ltd.                                     220,500    5,270,989       0.2%
    Warabeya Nichiyo Holdings Co., Ltd.                           88,260    2,177,861       0.1%
    Watahan & Co., Ltd.                                           29,800      475,768       0.0%
#   YA-MAN, Ltd.                                                  14,300      695,846       0.0%
#   Yaizu Suisankagaku Industry Co., Ltd.                         47,300      524,217       0.0%
#   Yakuodo Co., Ltd.                                             59,700    1,628,814       0.1%
    Yamatane Corp.                                                53,500      759,163       0.0%
#   Yamaya Corp.                                                  25,600      374,256       0.0%
    Yamazawa Co., Ltd.                                             2,100       32,967       0.0%
    Yaoko Co., Ltd.                                              132,100    5,122,554       0.2%
#   Yokohama Reito Co., Ltd.                                     291,700    2,947,687       0.1%
    Yomeishu Seizo Co., Ltd.                                      49,800      931,865       0.0%
    Yuasa Funashoku Co., Ltd.                                    125,000      342,133       0.0%
    Yutaka Foods Corp.                                             6,000      103,407       0.0%
                                                                         ------------       ---
Total Consumer Staples                                                    274,955,538       8.1%
                                                                         ------------       ---
Energy -- (0.9%)
    BP Castrol K.K.                                               57,400      889,860       0.0%
    Cosmo Energy Holdings Co., Ltd.                              363,000    5,749,745       0.2%
    Fuji Kosan Co., Ltd.                                          33,100      145,798       0.0%
    Fuji Oil Co., Ltd.                                           284,800      917,191       0.0%
    Itochu Enex Co., Ltd.                                        302,200    2,519,300       0.1%
#*  Japan Drilling Co., Ltd.                                      41,100      786,939       0.0%
    Japan Oil Transportation Co., Ltd.                             8,400      191,749       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Energy -- (Continued)
    Japan Petroleum Exploration Co., Ltd.                          190,600 $ 4,167,292       0.1%
    Mitsuuroko Group Holdings Co., Ltd.                            181,700   1,147,600       0.0%
    Modec, Inc.                                                    114,600   2,412,357       0.1%
    Nippon Coke & Engineering Co., Ltd.                          1,272,800   1,129,933       0.0%
    Nippon Gas Co., Ltd.                                           206,100   5,922,769       0.2%
    Sala Corp.                                                     208,100   1,177,522       0.0%
    San-Ai Oil Co., Ltd.                                           310,000   2,633,292       0.1%
    Shinko Plantech Co., Ltd.                                      237,200   1,773,657       0.1%
    Sinanen Holdings Co., Ltd.                                      52,000   1,039,214       0.0%
    Toa Oil Co., Ltd.                                              415,000     502,495       0.0%
    Toyo Kanetsu K.K.                                              568,000   1,452,007       0.1%
                                                                           -----------       ---
Total Energy                                                                34,558,720       1.0%
                                                                           -----------       ---
Financials -- (7.9%)
    77 Bank, Ltd. (The)                                          1,749,760   7,567,709       0.2%
#   Accretive Co., Ltd.                                             57,800     185,689       0.0%
    Advance Create Co., Ltd.                                         6,500     115,272       0.0%
    Aichi Bank, Ltd. (The)                                          51,700   2,854,279       0.1%
    Aizawa Securities Co., Ltd.                                    162,800     992,007       0.0%
    Akita Bank, Ltd. (The)                                       1,079,400   3,431,338       0.1%
#*  Anicom Holdings, Inc.                                           88,500   2,112,409       0.1%
    Aomori Bank, Ltd. (The)                                      1,186,000   4,129,879       0.1%
    Asax Co., Ltd.                                                   1,700      24,057       0.0%
    Awa Bank, Ltd. (The)                                         1,178,000   7,781,069       0.2%
#   Bank of Iwate, Ltd. (The)                                       99,400   4,064,157       0.1%
    Bank of Kochi, Ltd. (The)                                      301,000     342,976       0.0%
#   Bank of Nagoya, Ltd. (The)                                     102,430   3,760,475       0.1%
    Bank of Okinawa, Ltd. (The)                                    132,960   5,124,816       0.2%
    Bank of Saga, Ltd. (The)                                       808,000   2,153,976       0.1%
    Bank of the Ryukyus, Ltd.                                      227,380   3,135,478       0.1%
    Bank of Toyama, Ltd. (The)                                       1,000      38,012       0.0%
    Chiba Kogyo Bank, Ltd. (The)                                   259,600   1,496,439       0.1%
#   Chukyo Bank, Ltd. (The)                                         70,000   1,462,994       0.0%
#   Daisan Bank, Ltd. (The)                                         85,500   1,302,644       0.0%
    Daishi Bank, Ltd. (The)                                      2,071,000   8,314,742       0.3%
    Daito Bank, Ltd. (The)                                         873,000   1,300,538       0.0%
#   DSB Co., Ltd.                                                   55,800     313,442       0.0%
#   eGuarantee, Inc.                                                39,200     858,273       0.0%
#   Ehime Bank, Ltd. (The)                                         190,600   2,410,447       0.1%
    Eighteenth Bank, Ltd. (The)                                  1,048,000   3,220,590       0.1%
    FIDEA Holdings Co., Ltd.                                       918,900   1,725,238       0.1%
#   Financial Products Group Co., Ltd.                             445,500   3,869,517       0.1%
    Fukui Bank, Ltd. (The)                                       1,317,000   3,237,878       0.1%
    Fukushima Bank, Ltd. (The)                                   1,421,000   1,121,535       0.0%
    Fuyo General Lease Co., Ltd.                                    98,800   4,612,387       0.1%
    GCA Corp.                                                      119,400     965,216       0.0%
    GMO Click Holdings, Inc.                                        44,000     303,607       0.0%
    Hokkoku Bank, Ltd. (The)                                     1,742,000   6,534,755       0.2%
    Hokuetsu Bank, Ltd. (The)                                      130,000   3,186,943       0.1%
    Hokuhoku Financial Group, Inc.                                 364,900   5,731,651       0.2%
    Hyakugo Bank, Ltd. (The)                                     1,614,609   6,521,842       0.2%
    Hyakujushi Bank, Ltd. (The)                                  1,584,000   5,248,294       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Financials -- (Continued)
    IBJ Leasing Co., Ltd.                                          116,300 $2,529,425       0.1%
    Ichiyoshi Securities Co., Ltd.                                 232,000  1,849,060       0.1%
    IwaiCosmo Holdings, Inc.                                       106,900  1,025,481       0.0%
    Iyo Bank, Ltd. (The)                                           419,200  2,977,643       0.1%
#   J Trust Co., Ltd.                                              228,600  1,775,229       0.1%
    Jaccs Co., Ltd.                                                568,000  2,437,593       0.1%
    Jafco Co., Ltd.                                                218,500  7,782,983       0.2%
*   Japan Asia Investment Co., Ltd.                                 69,100    247,330       0.0%
    Japan Securities Finance Co., Ltd.                             441,500  2,323,056       0.1%
    Jimoto Holdings, Inc.                                          574,200  1,020,471       0.0%
    Juroku Bank, Ltd. (The)                                      2,085,000  6,624,635       0.2%
    kabu.com Securities Co., Ltd.                                1,026,600  3,243,915       0.1%
    Kansai Urban Banking Corp.                                     149,200  1,858,988       0.1%
    Keiyo Bank, Ltd. (The)                                       1,576,000  6,864,903       0.2%
    Kita-Nippon Bank, Ltd. (The)                                    49,506  1,428,867       0.0%
    Kiyo Bank, Ltd. (The)                                          396,690  6,196,754       0.2%
#   Kosei Securities Co., Ltd. (The)                               289,000    420,215       0.0%
    Kyokuto Securities Co., Ltd.                                   132,200  1,970,899       0.1%
    Kyushu Financial Group, Inc.                                   240,420  1,499,046       0.1%
#*  M&A Capital Partners Co., Ltd.                                  38,700  1,733,819       0.1%
#   Marusan Securities Co., Ltd.                                   119,100    936,571       0.0%
#   Matsui Securities Co., Ltd.                                    313,800  2,557,963       0.1%
#   Michinoku Bank, Ltd. (The)                                     858,000  1,441,638       0.0%
    Mie Bank, Ltd. (The)                                            52,300  1,090,511       0.0%
#   Minato Bank, Ltd. (The)                                        108,400  2,056,539       0.1%
    Mito Securities Co., Ltd.                                      338,500    893,604       0.0%
    Miyazaki Bank, Ltd. (The)                                      931,000  2,860,394       0.1%
#   Monex Group, Inc.                                            1,223,400  3,063,350       0.1%
#   Money Partners Group Co., Ltd.                                 101,300    431,558       0.0%
    Musashino Bank, Ltd. (The)                                     206,000  5,994,159       0.2%
#   Nagano Bank, Ltd. (The)                                         51,799    925,130       0.0%
    Nanto Bank, Ltd. (The)                                         121,600  4,601,585       0.1%
    Nishi-Nippon Financial Holdings, Inc.                          499,600  4,763,911       0.1%
    North Pacific Bank, Ltd.                                     2,303,600  8,784,562       0.3%
#   OAK Capital Corp.                                              286,000    433,889       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                              1,920,000  5,605,980       0.2%
#   Oita Bank, Ltd. (The)                                        1,014,900  3,927,745       0.1%
    Okasan Securities Group, Inc.                                  779,000  4,542,393       0.1%
    Pocket Card Co., Ltd.                                           49,300    303,886       0.0%
    Ricoh Leasing Co., Ltd.                                         96,900  3,139,190       0.1%
    San-In Godo Bank, Ltd. (The)                                   957,000  7,791,960       0.2%
#   Sawada Holdings Co., Ltd.                                      142,000  1,278,329       0.0%
    Senshu Ikeda Holdings, Inc.                                  1,424,200  6,005,613       0.2%
#   Shiga Bank, Ltd. (The)                                       1,365,000  7,133,173       0.2%
    Shikoku Bank, Ltd. (The)                                     1,210,000  3,485,415       0.1%
    Shimane Bank, Ltd. (The)                                        16,600    200,922       0.0%
    Shimizu Bank, Ltd. (The)                                        48,000  1,489,068       0.1%
#*  Showa Holdings Co., Ltd.                                        93,300    139,712       0.0%
#   Sparx Group Co., Ltd.                                          623,300  1,164,290       0.0%
    Taiko Bank, Ltd. (The)                                         219,000    477,846       0.0%
    Tochigi Bank, Ltd. (The)                                       705,000  3,367,085       0.1%
    Toho Bank, Ltd. (The)                                        1,323,200  4,858,237       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
    Tohoku Bank, Ltd. (The)                                        588,000 $    807,211       0.0%
    Tokai Tokyo Financial Holdings, Inc.                         1,190,900    6,028,686       0.2%
    Tokyo TY Financial Group, Inc.                                 155,338    4,520,378       0.1%
    Tomato Bank, Ltd.                                               49,500      699,339       0.0%
    TOMONY Holdings, Inc.                                          913,950    4,857,503       0.2%
    Tottori Bank, Ltd. (The)                                        36,000      569,267       0.0%
    Towa Bank, Ltd. (The)                                        2,066,000    2,151,817       0.1%
    Toyo Securities Co., Ltd.                                      419,000    1,005,233       0.0%
    Tsukuba Bank, Ltd.                                             505,400    1,456,516       0.0%
#   Yamagata Bank, Ltd. (The)                                      854,500    3,828,028       0.1%
    Yamanashi Chuo Bank, Ltd. (The)                                976,000    4,310,627       0.1%
                                                                           ------------       ---
Total Financials                                                            293,343,695       8.7%
                                                                           ------------       ---
Health Care -- (4.6%)
    As One Corp.                                                    86,768    3,841,593       0.1%
#   ASKA Pharmaceutical Co., Ltd.                                  131,300    1,928,819       0.1%
    Biofermin Pharmaceutical Co., Ltd.                              13,900      364,149       0.0%
    BML, Inc.                                                      136,600    2,981,553       0.1%
#   CMIC Holdings Co., Ltd.                                         74,700      964,890       0.0%
    Create Medic Co., Ltd.                                          28,000      243,648       0.0%
#   Daiken Medical Co., Ltd.                                       103,300      753,807       0.0%
    Daito Pharmaceutical Co., Ltd.                                  72,180    1,482,545       0.1%
    Dvx, Inc.                                                       18,600      227,871       0.0%
#   Eiken Chemical Co., Ltd.                                       104,000    2,856,892       0.1%
    EPS Holdings, Inc.                                             201,300    2,652,850       0.1%
    Falco Holdings Co., Ltd.                                        46,700      640,837       0.0%
#   FINDEX, Inc.                                                    98,600      862,825       0.0%
    Fuji Pharma Co., Ltd.                                           47,000    1,529,290       0.1%
    Fukuda Denshi Co., Ltd.                                          4,300      259,663       0.0%
    Fuso Pharmaceutical Industries, Ltd.                            41,500    1,065,727       0.0%
    Hogy Medical Co., Ltd.                                          74,900    4,810,498       0.2%
    Iwaki & Co., Ltd.                                              154,000      409,234       0.0%
#   Japan Lifeline Co., Ltd.                                       117,800    2,364,394       0.1%
    Japan Medical Dynamic Marketing, Inc.                          121,200      834,699       0.0%
    Jeol, Ltd.                                                     521,000    2,564,923       0.1%
    JMS Co., Ltd.                                                  162,000      480,897       0.0%
    Kawasumi Laboratories, Inc.                                     69,100      439,316       0.0%
    Kissei Pharmaceutical Co., Ltd.                                163,700    4,271,746       0.1%
    KYORIN Holdings, Inc.                                          279,400    5,853,222       0.2%
    Linical Co., Ltd.                                               80,000      994,811       0.0%
    Mani, Inc.                                                     139,000    3,595,700       0.1%
#*  Medical Data Vision Co., Ltd.                                   29,600      517,016       0.0%
    Menicon Co., Ltd.                                               62,100    1,936,552       0.1%
    Mochida Pharmaceutical Co., Ltd.                                78,399    5,916,012       0.2%
#   N Field Co., Ltd.                                               67,900      814,902       0.0%
    Nagaileben Co., Ltd.                                            51,200    1,179,949       0.0%
    Nakanishi, Inc.                                                117,700    4,631,354       0.1%
    ND Software Co., Ltd.                                            5,200       46,918       0.0%
#   Nichi-iko Pharmaceutical Co., Ltd.                             264,250    4,102,170       0.1%
#   NichiiGakkan Co., Ltd.                                         244,000    1,850,095       0.1%
    Nihon Kohden Corp.                                             224,200    5,077,413       0.2%
    Nikkiso Co., Ltd.                                              391,100    3,993,917       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Health Care -- (Continued)
    Nippon Chemiphar Co., Ltd.                                    17,100 $    788,540       0.0%
    Nipro Corp.                                                  767,500   11,645,622       0.4%
    Nissui Pharmaceutical Co., Ltd.                               70,900      888,661       0.0%
#   Paramount Bed Holdings Co., Ltd.                             114,200    4,793,701       0.1%
    Rion Co., Ltd.                                                47,500      638,909       0.0%
    Rohto Pharmaceutical Co., Ltd.                               546,700   10,206,903       0.3%
    Sawai Pharmaceutical Co., Ltd.                               149,200    8,153,044       0.2%
#   Seed Co., Ltd.                                                24,400      452,667       0.0%
*   Shin Nippon Biomedical Laboratories, Ltd.                     82,200      468,769       0.0%
    Ship Healthcare Holdings, Inc.                               279,700    7,527,226       0.2%
    Shofu, Inc.                                                   39,900      468,254       0.0%
    Software Service, Inc.                                        18,000      817,259       0.0%
#*  Sosei Group Corp.                                             98,000   10,078,919       0.3%
    Taiko Pharmaceutical Co., Ltd.                                51,400      854,214       0.0%
    Techno Medica Co., Ltd.                                       26,400      469,251       0.0%
#   Toho Holdings Co., Ltd.                                      321,000    6,978,885       0.2%
    Tokai Corp.                                                   60,100    2,218,988       0.1%
    Torii Pharmaceutical Co., Ltd.                                86,700    2,108,265       0.1%
#   Towa Pharmaceutical Co., Ltd.                                 59,100    2,949,423       0.1%
#   Tsukui Corp.                                                 339,000    1,922,497       0.1%
    Tsumura & Co.                                                359,800   11,660,144       0.4%
    Uchiyama Holdings Co., Ltd.                                   24,200       95,731       0.0%
#   Vital KSK Holdings, Inc.                                     219,500    1,935,117       0.1%
    Wakamoto Pharmaceutical Co., Ltd.                            107,000      267,794       0.0%
    WIN-Partners Co., Ltd.                                        64,300      571,582       0.0%
    ZERIA Pharmaceutical Co., Ltd.                               147,299    2,213,668       0.1%
                                                                         ------------       ---
Total Health Care                                                         170,516,730       5.1%
                                                                         ------------       ---
Industrials -- (25.8%)
    NJS Co., Ltd.                                                 32,900      405,729       0.0%
#   A&A Material Corp.                                           127,000      137,905       0.0%
    Abist Co., Ltd.                                               14,900      527,489       0.0%
    Advan Co., Ltd.                                              167,700    1,749,253       0.1%
    Advanex, Inc.                                                 22,099      297,780       0.0%
    Aeon Delight Co., Ltd.                                       123,400    3,765,483       0.1%
    Aica Kogyo Co., Ltd.                                         314,300    8,958,192       0.3%
    Aichi Corp.                                                  202,700    1,497,580       0.1%
    Aida Engineering, Ltd.                                       344,200    2,996,875       0.1%
    AIT Corp.                                                     34,900      319,408       0.0%
    Ajis Co., Ltd.                                                24,200      461,039       0.0%
    Alinco, Inc.                                                  73,100      645,411       0.0%
    Alps Logistics Co., Ltd.                                      98,600      672,665       0.0%
    Altech Corp.                                                  44,750    1,455,562       0.1%
    Anest Iwata Corp.                                            190,800    1,677,958       0.1%
#*  Arrk Corp.                                                   422,400      386,227       0.0%
    Asahi Diamond Industrial Co., Ltd.                           328,200    2,519,309       0.1%
#   Asahi Kogyosha Co., Ltd.                                      25,000      688,220       0.0%
    Asanuma Corp.                                                383,000    1,116,914       0.0%
#   Asukanet Co., Ltd.                                            57,100    1,054,048       0.0%
    Asunaro Aoki Construction Co., Ltd.                          142,800    1,051,010       0.0%
    Bando Chemical Industries, Ltd.                              231,000    2,116,608       0.1%
    Bell System24 Holdings, Inc.                                 127,300    1,215,934       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Benefit One, Inc.                                              101,400 $ 3,098,963       0.1%
    Br Holdings Corp.                                               96,400     339,079       0.0%
    Bunka Shutter Co., Ltd.                                        346,100   2,659,345       0.1%
    Canare Electric Co., Ltd.                                        4,200      82,935       0.0%
    Career Design Center Co., Ltd.                                  28,800     315,267       0.0%
    Central Glass Co., Ltd.                                      1,214,000   5,245,146       0.2%
    Central Security Patrols Co., Ltd.                              48,200     750,922       0.0%
    Chilled & Frozen Logistics Holdings Co., Ltd.                   22,000     287,859       0.0%
#   Chiyoda Corp.                                                  993,000   6,602,007       0.2%
    Chiyoda Integre Co., Ltd.                                       74,300   1,635,710       0.1%
    Chudenko Corp.                                                 157,900   3,464,716       0.1%
    Chugai Ro Co., Ltd.                                            373,000     726,489       0.0%
    Chuo Warehouse Co., Ltd.                                           900       8,406       0.0%
    CKD Corp.                                                      341,900   4,281,520       0.1%
    Comany, Inc.                                                     3,700      48,852       0.0%
    Cosel Co., Ltd.                                                120,800   1,539,111       0.1%
    Creek & River Co., Ltd.                                         62,400     551,405       0.0%
    CTI Engineering Co., Ltd.                                       72,300     708,004       0.0%
    CTS Co., Ltd.                                                   36,300     228,438       0.0%
    Dai-Dan Co., Ltd.                                              162,000   1,585,477       0.1%
    Daido Kogyo Co., Ltd.                                          214,000     543,424       0.0%
#   Daihatsu Diesel Manufacturing Co., Ltd.                         86,000     554,541       0.0%
    Daihen Corp.                                                   641,000   4,069,890       0.1%
    Daiho Corp.                                                    521,000   2,538,729       0.1%
    Daiichi Jitsugyo Co., Ltd.                                     260,000   1,632,557       0.1%
*   Daikokuya Holdings Co., Ltd.                                   347,500     212,046       0.0%
    Daiseki Co., Ltd.                                              216,263   4,822,871       0.2%
#   Daiseki Eco. Solution Co., Ltd.                                 31,959     374,747       0.0%
#   Daisue Construction Co., Ltd.                                   41,100     350,925       0.0%
    Daiwa Industries, Ltd.                                         173,000   1,704,622       0.1%
#*  Danto Holdings Corp.                                           165,000     258,005       0.0%
    Denyo Co., Ltd.                                                 87,500   1,283,125       0.0%
    DMG Mori Co., Ltd.                                             434,800   7,179,565       0.2%
    DMW Corp.                                                        4,800      82,191       0.0%
    Duskin Co., Ltd.                                               224,100   5,027,017       0.2%
    Ebara Jitsugyo Co., Ltd.                                        39,300     505,582       0.0%
    EF-ON, Inc.                                                     58,300     492,071       0.0%
    Eidai Co., Ltd.                                                127,000     583,114       0.0%
    en-japan, Inc.                                                 144,300   3,207,482       0.1%
    Endo Lighting Corp.                                             60,200     485,590       0.0%
#*  Enshu, Ltd.                                                    197,000     139,669       0.0%
    Escrow Agent Japan Co., Ltd.                                    20,700     368,774       0.0%
    F&M Co., Ltd.                                                   19,400     195,969       0.0%
#   Freund Corp.                                                    60,800     728,256       0.0%
    Fudo Tetra Corp.                                             1,066,900   1,753,981       0.1%
#   Fuji Machine Manufacturing Co., Ltd.                           119,900   1,522,671       0.1%
    Fujikura, Ltd.                                               1,935,000  14,547,297       0.4%
#   Fujisash Co., Ltd.                                             505,600     457,400       0.0%
    Fujitec Co., Ltd.                                              436,800   5,176,579       0.2%
    Fukuda Corp.                                                   395,000   3,498,200       0.1%
    Fukushima Industries Corp.                                      86,400   3,066,672       0.1%
#   Fukuyama Transporting Co., Ltd.                                774,400   4,708,117       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    FULLCAST Holdings Co., Ltd.                                    121,700 $ 1,205,469       0.0%
    Funai Soken Holdings, Inc.                                     161,760   3,109,007       0.1%
#   Furukawa Co., Ltd.                                           1,800,000   3,473,963       0.1%
    Furukawa Electric Co., Ltd.                                    355,200  14,379,113       0.4%
    Furusato Industries, Ltd.                                       55,600     822,282       0.0%
    Futaba Corp.                                                   211,300   3,795,421       0.1%
    Gecoss Corp.                                                   104,400   1,134,279       0.0%
    Giken, Ltd.                                                     40,100     932,008       0.0%
    Glory, Ltd.                                                    268,900   9,029,242       0.3%
    GS Yuasa Corp.                                               2,130,000   9,868,679       0.3%
#   Hamakyorex Co., Ltd.                                            93,600   1,963,285       0.1%
#   Haneda Zenith Holdings Co., Ltd.                               187,300     441,886       0.0%
    Hanwa Co., Ltd.                                              1,221,000   8,657,367       0.3%
    Hazama Ando Corp.                                            1,082,400   7,708,496       0.2%
#   Helios Techno Holdings Co., Ltd.                                65,800     362,435       0.0%
    Hibiya Engineering, Ltd.                                       118,200   1,742,378       0.1%
    Hirakawa Hewtech Corp.                                          48,100     558,503       0.0%
    Hirano Tecseed Co., Ltd.                                        28,300     336,080       0.0%
#   Hirata Corp.                                                    36,100   2,847,513       0.1%
    Hisaka Works, Ltd.                                             112,400     961,806       0.0%
    Hitachi Transport System, Ltd.                                 278,000   5,908,386       0.2%
    Hitachi Zosen Corp.                                            991,379   5,757,506       0.2%
    Hito Communications, Inc.                                       42,100     651,330       0.0%
    Hokuetsu Industries Co., Ltd.                                  107,600     940,163       0.0%
#   Hokuriku Electrical Construction Co., Ltd.                      31,200     242,331       0.0%
    Hosokawa Micron Corp.                                           40,800   1,499,886       0.1%
#   Howa Machinery, Ltd.                                            72,100     480,153       0.0%
#   Ichiken Co., Ltd.                                              143,000     539,825       0.0%
    Ichinen Holdings Co., Ltd.                                     115,500   1,228,376       0.0%
    Idec Corp.                                                     161,700   1,778,562       0.1%
    Ihara Science Corp.                                              4,100      54,093       0.0%
    Iino Kaiun Kaisha, Ltd.                                        541,400   2,235,558       0.1%
    Inaba Denki Sangyo Co., Ltd.                                   138,700   5,043,919       0.2%
    Inaba Seisakusho Co., Ltd.                                      49,700     607,589       0.0%
    Inabata & Co., Ltd.                                            296,300   3,661,428       0.1%
    Interworks, Inc.                                                 6,800      66,968       0.0%
    Inui Global Logistics Co., Ltd.                                 71,880     588,019       0.0%
    Iseki & Co., Ltd.                                            1,110,000   2,281,973       0.1%
#   Ishii Iron Works Co., Ltd.                                      11,000     161,603       0.0%
    Itoki Corp.                                                    215,800   1,367,721       0.1%
    Iwasaki Electric Co., Ltd.                                     372,000     550,509       0.0%
    Iwatani Corp.                                                1,140,000   6,721,880       0.2%
    JAC Recruitment Co., Ltd.                                       93,100   1,427,871       0.1%
#   Jalux, Inc.                                                     39,500     909,039       0.0%
#   Jamco Corp.                                                     68,400   1,596,171       0.1%
    Japan Foundation Engineering Co., Ltd.                         147,400     458,633       0.0%
    Japan Pulp & Paper Co., Ltd.                                   554,000   1,924,581       0.1%
    Japan Steel Works, Ltd. (The)                                  398,400   6,396,004       0.2%
    Japan Transcity Corp.                                          242,000   1,022,530       0.0%
    JK Holdings Co., Ltd.                                           89,940     536,659       0.0%
    Juki Corp.                                                     185,800   2,135,044       0.1%
    Kamei Corp.                                                    148,700   1,638,607       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Industrials -- (Continued)
    Kanaden Corp.                                                  110,600 $1,071,361       0.0%
#   Kanagawa Chuo Kotsu Co., Ltd.                                  192,000  1,229,945       0.0%
    Kanamoto Co., Ltd.                                             171,600  4,652,619       0.1%
    Kandenko Co., Ltd.                                             626,000  6,222,611       0.2%
    Kanematsu Corp.                                              2,438,625  4,969,011       0.2%
    Katakura Industries Co., Ltd.                                  137,300  1,685,139       0.1%
    Kato Works Co., Ltd.                                            61,800  1,606,421       0.1%
    KAWADA TECHNOLOGIES, Inc.                                       53,700  3,476,175       0.1%
    Kawagishi Bridge Works Co., Ltd.                                 7,000     58,090       0.0%
    Kawasaki Kinkai Kisen Kaisha, Ltd.                              96,000    254,331       0.0%
#*  Kawasaki Kisen Kaisha, Ltd.                                  3,035,000  7,980,002       0.2%
    Keihin Co., Ltd.                                               249,000    344,076       0.0%
    KFC, Ltd.                                                        2,700     54,525       0.0%
#*  KI Holdings Co., Ltd.                                           88,000    230,398       0.0%
    Kimura Chemical Plants Co., Ltd.                                39,900    114,626       0.0%
    Kimura Unity Co., Ltd.                                           1,100     11,270       0.0%
    King Jim Co., Ltd.                                              26,400    210,586       0.0%
#*  Kinki Sharyo Co., Ltd. (The)                                    18,899    419,226       0.0%
    Kintetsu World Express, Inc.                                   191,200  2,964,021       0.1%
    Kitagawa Iron Works Co., Ltd.                                   49,600    957,991       0.0%
    Kitano Construction Corp.                                      259,000    701,173       0.0%
#   Kito Corp.                                                     112,500  1,174,036       0.0%
    Kitz Corp.                                                     543,500  3,805,756       0.1%
    Kobelco Eco-Solutions Co., Ltd.                                103,000    429,558       0.0%
    Koike Sanso Kogyo Co., Ltd.                                    145,000    377,277       0.0%
#   Kokusai Co., Ltd.                                               41,700    316,301       0.0%
    Kokuyo Co., Ltd.                                               525,125  6,819,432       0.2%
    KOMAIHALTEC, Inc.                                               24,000    450,027       0.0%
    Komatsu Wall Industry Co., Ltd.                                 40,000    733,657       0.0%
    Komori Corp.                                                   348,700  4,608,492       0.1%
    Kondotec, Inc.                                                 124,000  1,023,842       0.0%
    Konoike Transport Co., Ltd.                                    140,200  1,905,796       0.1%
#*  Kosaido Co., Ltd.                                              248,600    840,823       0.0%
    KRS Corp.                                                       38,100    860,960       0.0%
    Kumagai Gumi Co., Ltd.                                       2,175,000  5,851,487       0.2%
    Kuroda Electric Co., Ltd.                                      219,100  4,570,830       0.1%
    Kyodo Printing Co., Ltd.                                       506,000  1,676,135       0.1%
    Kyokuto Boeki Kaisha, Ltd.                                      92,000    203,037       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                               185,700  3,065,164       0.1%
    Kyoritsu Printing Co., Ltd.                                    128,200    395,713       0.0%
    Kyowa Exeo Corp.                                               481,800  7,279,452       0.2%
    Kyudenko Corp.                                                 266,600  7,639,630       0.2%
    Like Co., Ltd.                                                  22,300    518,640       0.0%
#   Link And Motivation, Inc.                                      251,400  1,513,862       0.1%
    Lonseal Corp.                                                   13,300    318,456       0.0%
    Luckland Co., Ltd.                                               4,900     92,087       0.0%
    Maeda Corp.                                                    821,000  7,550,080       0.2%
    Maeda Kosen Co., Ltd.                                          109,900  1,444,219       0.1%
    Maeda Road Construction Co., Ltd.                              387,000  7,136,084       0.2%
    Maezawa Industries, Inc.                                        35,700    106,043       0.0%
    Maezawa Kasei Industries Co., Ltd.                              55,100    585,637       0.0%
    Maezawa Kyuso Industries Co., Ltd.                              50,900    711,809       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Industrials -- (Continued)
    Makino Milling Machine Co., Ltd.                               655,000 $5,835,279       0.2%
#   Marubeni Construction Material Lease Co., Ltd.                  75,000    148,687       0.0%
    Marufuji Sheet Piling Co., Ltd.                                 58,000    134,741       0.0%
    Maruka Machinery Co., Ltd.                                      32,200    526,485       0.0%
#   Maruwa Unyu Kikan Co., Ltd.                                     34,300    803,420       0.0%
    Maruyama Manufacturing Co., Inc.                                23,000    368,140       0.0%
    Maruzen Co., Ltd.                                               46,000    504,924       0.0%
    Maruzen Showa Unyu Co., Ltd.                                   304,000  1,197,265       0.0%
    Matsuda Sangyo Co., Ltd.                                        85,882  1,150,435       0.0%
    Matsui Construction Co., Ltd.                                  135,300  1,163,741       0.0%
    Max Co., Ltd.                                                  191,000  2,794,287       0.1%
    Meidensha Corp.                                              1,175,050  4,296,250       0.1%
    Meiji Electric Industries Co., Ltd.                              7,300     82,219       0.0%
    Meiji Shipping Co., Ltd.                                       111,000    424,380       0.0%
#   Meisei Industrial Co., Ltd.                                    251,000  1,427,391       0.1%
    Meitec Corp.                                                   181,300  7,836,377       0.2%
#   Meiwa Corp.                                                    158,000    586,980       0.0%
    Mesco, Inc.                                                     22,000    231,354       0.0%
    METAWATER Co., Ltd.                                             69,400  1,810,856       0.1%
#   Mie Kotsu Group Holdings, Inc.                                 205,500    691,414       0.0%
    Mirait Holdings Corp.                                          374,085  3,888,027       0.1%
    Mitani Corp.                                                    68,200  2,126,972       0.1%
    Mitsubishi Kakoki Kaisha, Ltd.                                 206,000    399,205       0.0%
    Mitsubishi Nichiyu Forklift Co., Ltd.                          194,000  1,186,240       0.0%
#   Mitsubishi Pencil Co., Ltd.                                    100,300  5,560,703       0.2%
    Mitsuboshi Belting, Ltd.                                       328,000  3,143,591       0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                  5,109,000  7,842,876       0.2%
    Mitsui Matsushima Co., Ltd.                                     84,700  1,080,063       0.0%
    Mitsui-Soko Holdings Co., Ltd.                                 626,000  1,842,616       0.1%
#   Mitsumura Printing Co., Ltd.                                    93,000    215,300       0.0%
#   Miyaji Engineering Group, Inc.                                 332,175    639,777       0.0%
    Morita Holdings Corp.                                          227,700  3,328,520       0.1%
#   NAC Co., Ltd.                                                   61,700    525,760       0.0%
#   Nachi-Fujikoshi Corp.                                        1,045,000  5,572,154       0.2%
    Nagase & Co., Ltd.                                             503,500  7,301,172       0.2%
    Naigai Trans Line, Ltd.                                         12,300    123,651       0.0%
    Nakabayashi Co., Ltd.                                          211,000    503,501       0.0%
    Nakano Corp.                                                    57,900    339,201       0.0%
    Namura Shipbuilding Co., Ltd.                                  314,028  2,028,830       0.1%
    Narasaki Sangyo Co., Ltd.                                      109,000    283,488       0.0%
    NDS Co., Ltd.                                                   24,100    618,496       0.0%
#   NEC Capital Solutions, Ltd.                                     49,900    806,089       0.0%
    Nichias Corp.                                                  587,000  5,991,985       0.2%
    Nichiban Co., Ltd.                                             141,000  1,097,701       0.0%
    Nichiden Corp.                                                  26,100    801,021       0.0%
    Nichiha Corp.                                                  178,680  5,605,138       0.2%
    Nichireki Co., Ltd.                                            148,000  1,279,424       0.0%
    Nihon Dengi Co., Ltd.                                           14,000    301,942       0.0%
    Nihon Flush Co., Ltd.                                           23,000    278,718       0.0%
#   Nihon Trim Co., Ltd.                                            30,700  1,026,150       0.0%
    Nikkato Corp.                                                      700      2,648       0.0%
    Nikko Co., Ltd.                                                 33,700    605,757       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Industrials -- (Continued)
    Nikkon Holdings Co., Ltd.                                      356,800 $7,460,336       0.2%
    Nippi, Inc.                                                     30,000    226,807       0.0%
    Nippo Corp.                                                    227,000  4,373,414       0.1%
    Nippon Air Conditioning Services Co., Ltd.                      57,100    351,846       0.0%
    Nippon Aqua Co., Ltd.                                           12,300     43,956       0.0%
#   Nippon Carbon Co., Ltd.                                        665,000  1,872,462       0.1%
    Nippon Densetsu Kogyo Co., Ltd.                                227,300  4,492,874       0.1%
    Nippon Dry-Chemical Co., Ltd.                                      300      6,437       0.0%
    Nippon Filcon Co., Ltd.                                         70,900    379,123       0.0%
    Nippon Hume Corp.                                              129,400    788,856       0.0%
    Nippon Kanzai Co., Ltd.                                         88,700  1,453,544       0.1%
    Nippon Koei Co., Ltd.                                           78,000  2,089,378       0.1%
    Nippon Parking Development Co., Ltd.                         1,224,400  1,582,036       0.1%
    Nippon Rietec Co., Ltd.                                          8,300     86,640       0.0%
    Nippon Road Co., Ltd. (The)                                    384,000  1,722,652       0.1%
#   Nippon Seisen Co., Ltd.                                        100,000    610,839       0.0%
#*  Nippon Sharyo, Ltd.                                            422,000  1,117,058       0.0%
#*  Nippon Sheet Glass Co., Ltd.                                   584,800  4,549,800       0.1%
    Nippon Steel & Sumikin Bussan Corp.                             95,560  3,932,514       0.1%
    Nippon Thompson Co., Ltd.                                      410,000  2,235,213       0.1%
#   Nippon Tungsten Co., Ltd.                                       62,000    101,135       0.0%
    Nishi-Nippon Railroad Co., Ltd.                              1,850,000  7,825,634       0.2%
    Nishimatsu Construction Co., Ltd.                            1,794,000  9,125,318       0.3%
    Nishio Rent All Co., Ltd.                                       95,400  2,885,182       0.1%
#   Nissei ASB Machine Co., Ltd.                                    52,300  1,344,230       0.0%
    Nissei Corp.                                                    37,900    339,667       0.0%
    Nissei Plastic Industrial Co., Ltd.                            184,500  1,758,027       0.1%
#   Nissha Printing Co., Ltd.                                      229,300  5,704,742       0.2%
    Nisshinbo Holdings, Inc.                                       870,500  8,898,378       0.3%
    Nissin Corp.                                                   409,000  1,377,659       0.1%
    Nissin Electric Co., Ltd.                                      323,300  3,821,728       0.1%
    Nitta Corp.                                                    105,000  2,967,947       0.1%
    Nitto Boseki Co., Ltd.                                         934,000  4,719,559       0.1%
    Nitto Kogyo Corp.                                              161,500  2,327,350       0.1%
    Nitto Kohki Co., Ltd.                                           68,500  1,597,336       0.1%
    Nitto Seiko Co., Ltd.                                          154,100    633,324       0.0%
#   Nittoc Construction Co., Ltd.                                  161,600    649,718       0.0%
#   Nittoku Engineering Co., Ltd.                                   81,900  1,847,881       0.1%
    Noda Corp.                                                     153,600  1,208,901       0.0%
    Nomura Co., Ltd.                                               220,200  4,211,922       0.1%
    Noritake Co., Ltd.                                              64,200  1,722,436       0.1%
#   Noritz Corp.                                                   172,400  3,352,841       0.1%
#   NS Tool Co., Ltd.                                               18,700    269,134       0.0%
    NS United Kaiun Kaisha, Ltd.                                   599,000  1,279,413       0.0%
    NTN Corp.                                                      821,000  4,184,836       0.1%
    Obara Group, Inc.                                               79,200  3,617,549       0.1%
    Obayashi Road Corp.                                            166,300  1,012,175       0.0%
#   Odelic Co., Ltd.                                                21,400    750,416       0.0%
    Ohba Co., Ltd.                                                   9,600     44,353       0.0%
    Ohmoto Gumi Co., Ltd.                                            2,000     14,181       0.0%
    Oiles Corp.                                                    151,350  2,750,433       0.1%
    Okabe Co., Ltd.                                                242,100  2,169,815       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
#   Okamoto Machine Tool Works, Ltd.                               205,000 $   294,519       0.0%
    Okamura Corp.                                                  381,900   3,381,499       0.1%
#   OKK Corp.                                                      425,000     442,610       0.0%
    OKUMA Corp.                                                    849,000   8,905,039       0.3%
    Okumura Corp.                                                  999,400   6,176,772       0.2%
    Onoken Co., Ltd.                                                86,100   1,193,640       0.0%
    Organo Corp.                                                   228,000   1,045,523       0.0%
#   OSG Corp.                                                      452,700   9,326,305       0.3%
#   OSJB Holdings Corp.                                            677,200   1,598,238       0.1%
#   Outsourcing, Inc.                                               81,300   3,118,686       0.1%
    Oyo Corp.                                                      111,300   1,412,565       0.1%
    Paraca, Inc.                                                    17,700     339,625       0.0%
    Parker Corp.                                                     8,000      37,961       0.0%
#   Pasco Corp.                                                    137,000     440,016       0.0%
#   Pasona Group, Inc.                                             126,800     942,410       0.0%
    Pegasus Sewing Machine Manufacturing Co., Ltd.                 108,000     833,697       0.0%
    Penta-Ocean Construction Co., Ltd.                           1,890,000   9,574,936       0.3%
    Pilot Corp.                                                    188,800   7,675,261       0.2%
    Prestige International, Inc.                                   284,800   2,556,999       0.1%
#   Pronexus, Inc.                                                 126,400   1,583,401       0.1%
#   PS Mitsubishi Construction Co., Ltd.                           163,900     624,912       0.0%
    Punch Industry Co., Ltd.                                        23,100     226,711       0.0%
    Quick Co., Ltd.                                                 48,100     540,035       0.0%
    Raito Kogyo Co., Ltd.                                          313,100   3,112,166       0.1%
    Rasa Corp.                                                       4,000      28,391       0.0%
    Relia, Inc.                                                    254,000   2,510,855       0.1%
    Rheon Automatic Machinery Co., Ltd.                            110,500   1,058,707       0.0%
    Rix Corp.                                                        1,700      25,238       0.0%
    Ryobi, Ltd.                                                    820,200   3,608,649       0.1%
    Sakai Heavy Industries, Ltd.                                   237,000     651,001       0.0%
#   Sakai Moving Service Co., Ltd.                                  60,800   1,773,177       0.1%
    Sanki Engineering Co., Ltd.                                    297,600   2,574,746       0.1%
    Sanko Metal Industrial Co., Ltd.                                13,600     366,698       0.0%
#   Sankyo Tateyama, Inc.                                          166,200   2,431,945       0.1%
    Sankyu, Inc.                                                 1,540,000   9,780,372       0.3%
#   Sanoyas Holdings Corp.                                         141,400     353,901       0.0%
    Sansei Technologies, Inc.                                       30,200     269,282       0.0%
    Sanwa Holdings Corp.                                         1,232,600  12,424,809       0.4%
    Sanyo Denki Co., Ltd.                                          264,000   2,176,514       0.1%
    Sanyo Engineering & Construction, Inc.                          48,000     284,871       0.0%
    Sanyo Industries, Ltd.                                          99,000     174,014       0.0%
    Sanyo Trading Co., Ltd.                                         29,600     551,284       0.0%
#   Sata Construction Co., Ltd.                                     85,399     326,445       0.0%
    Sato Holdings Corp.                                            158,700   3,626,364       0.1%
    Sato Shoji Corp.                                                66,800     517,747       0.0%
#   SBS Holdings, Inc.                                             114,100     823,792       0.0%
#   Secom Joshinetsu Co., Ltd.                                      32,900     999,015       0.0%
    Seibu Electric Industry Co., Ltd.                               19,900     412,098       0.0%
    Seika Corp.                                                    313,000     980,019       0.0%
    Seikitokyu Kogyo Co., Ltd.                                     188,300   1,014,453       0.0%
    Seino Holdings Co., Ltd.                                       258,600   2,995,075       0.1%
    Sekisui Jushi Corp.                                            180,900   3,190,137       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Industrials -- (Continued)
    Senko Group Holdings Co., Ltd.                                 564,500 $3,676,013       0.1%
    Senshu Electric Co., Ltd.                                       35,800    646,029       0.0%
    Shibusawa Warehouse Co., Ltd. (The)                            267,000    820,765       0.0%
    Shibuya Corp.                                                  104,400  2,777,959       0.1%
#   Shima Seiki Manufacturing, Ltd.                                161,400  5,851,915       0.2%
    Shin Nippon Air Technologies Co., Ltd.                          86,280  1,138,407       0.0%
#   Shin-Keisei Electric Railway Co., Ltd.                         181,000    672,260       0.0%
    Shinmaywa Industries, Ltd.                                     550,000  4,635,101       0.1%
    Shinnihon Corp.                                                186,700  1,467,597       0.1%
    Shinsho Corp.                                                   31,100    698,519       0.0%
    Shinwa Co., Ltd.                                                32,000    541,978       0.0%
#*  Shoko Co., Ltd.                                                212,000    177,006       0.0%
    Showa Aircraft Industry Co., Ltd.                               15,837    171,900       0.0%
#   SIGMAXYZ, Inc.                                                  32,000    177,006       0.0%
    Sinfonia Technology Co., Ltd.                                  684,000  1,915,264       0.1%
    Sinko Industries, Ltd.                                         110,700  1,721,080       0.1%
    Sintokogio, Ltd.                                               265,000  2,307,429       0.1%
    Soda Nikka Co., Ltd.                                            86,100    396,189       0.0%
    Sodick Co., Ltd.                                               285,400  2,782,304       0.1%
    Space Co., Ltd.                                                 66,220    834,573       0.0%
    Srg Takamiya Co., Ltd.                                         118,600    560,063       0.0%
#   Star Micronics Co., Ltd.                                       196,000  3,281,911       0.1%
#   Subaru Enterprise Co., Ltd.                                     55,000    238,934       0.0%
    Sugimoto & Co., Ltd.                                            32,500    449,570       0.0%
    Sumitomo Densetsu Co., Ltd.                                    104,400  1,203,565       0.0%
    Sumitomo Mitsui Construction Co., Ltd.                       5,237,600  5,679,738       0.2%
    Sumitomo Precision Products Co., Ltd.                          189,000    615,378       0.0%
    Sumitomo Warehouse Co., Ltd. (The)                             819,000  4,969,898       0.2%
*   SWCC Showa Holdings Co., Ltd.                                1,562,000  1,148,401       0.0%
    Tadano, Ltd.                                                   591,700  7,644,050       0.2%
    Taihei Dengyo Kaisha, Ltd.                                     194,000  1,926,091       0.1%
#   Taiheiyo Kouhatsu, Inc.                                        407,000    361,792       0.0%
    Taikisha, Ltd.                                                 147,000  3,664,199       0.1%
    Takamatsu Construction Group Co., Ltd.                          80,000  1,911,822       0.1%
#   Takano Co., Ltd.                                                49,400    442,321       0.0%
    Takaoka Toko Co., Ltd.                                          62,220    944,015       0.0%
#   Takara Printing Co., Ltd.                                       51,955    803,208       0.0%
    Takara Standard Co., Ltd.                                      253,500  4,206,565       0.1%
    Takasago Thermal Engineering Co., Ltd.                         355,200  5,495,370       0.2%
    Takashima & Co., Ltd.                                          225,000    395,687       0.0%
    Takeei Corp.                                                   129,400  1,147,355       0.0%
    Takeuchi Manufacturing Co., Ltd.                               208,300  3,704,184       0.1%
    Takigami Steel Construction Co., Ltd. (The)                     53,000    225,519       0.0%
    Takisawa Machine Tool Co., Ltd.                                368,000    544,812       0.0%
    Takuma Co., Ltd.                                               438,000  4,548,920       0.1%
#   Tanseisha Co., Ltd.                                            219,949  1,961,809       0.1%
    Tatsuta Electric Wire and Cable Co., Ltd.                      257,400  1,267,425       0.0%
    TECHNO ASSOCIE Co., Ltd.                                        56,800    596,399       0.0%
    Techno Ryowa, Ltd.                                              69,390    539,017       0.0%
    TechnoPro Holdings, Inc.                                       154,000  6,022,397       0.2%
    Teikoku Electric Manufacturing Co., Ltd.                        97,400    935,332       0.0%
    Teikoku Sen-I Co., Ltd.                                        103,100  1,631,361       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Industrials -- (Continued)
#   Tekken Corp.                                                   669,000 $1,980,107       0.1%
    Teraoka Seisakusho Co., Ltd.                                    53,600    187,576       0.0%
*   Toa Corp.                                                      110,300  2,028,859       0.1%
    TOA ROAD Corp.                                                 266,000    822,778       0.0%
    Tobishima Corp.                                              1,153,700  1,737,231       0.1%
    Tocalo Co., Ltd.                                                83,100  2,240,659       0.1%
    Toda Corp.                                                   1,230,000  7,592,976       0.2%
    Toenec Corp.                                                   215,000  1,137,530       0.0%
    Togami Electric Manufacturing Co., Ltd.                         36,000    185,791       0.0%
#   TOKAI Holdings Corp.                                           528,400  4,068,445       0.1%
    Tokai Lease Co., Ltd.                                          162,000    302,273       0.0%
    Tokyo Energy & Systems, Inc.                                   139,000  1,169,365       0.0%
#   Tokyo Keiki, Inc.                                              354,000    736,873       0.0%
*   Tokyo Kikai Seisakusho, Ltd.                                    17,000      9,618       0.0%
    Tokyo Sangyo Co., Ltd.                                          83,900    337,910       0.0%
    Tokyu Construction Co., Ltd.                                   468,900  3,824,501       0.1%
    Toli Corp.                                                     261,000    869,529       0.0%
    Tomoe Corp.                                                    152,000    466,863       0.0%
#   Tomoe Engineering Co., Ltd.                                     41,800    670,313       0.0%
    Tonami Holdings Co., Ltd.                                      313,000  1,075,476       0.0%
    Toppan Forms Co., Ltd.                                         298,500  3,012,099       0.1%
#   Torishima Pump Manufacturing Co., Ltd.                         117,100  1,091,325       0.0%
    Toshiba Machine Co., Ltd.                                      698,000  2,900,191       0.1%
    Toshiba Plant Systems & Services Corp.                         262,650  4,273,204       0.1%
#   Tosho Printing Co., Ltd.                                       236,000  1,064,988       0.0%
    Totech Corp.                                                     7,100    113,390       0.0%
#   Totetsu Kogyo Co., Ltd.                                        168,700  4,876,790       0.2%
    Toyo Construction Co., Ltd.                                    428,400  1,541,753       0.1%
#   Toyo Denki Seizo K.K.                                           42,600    627,896       0.0%
#*  Toyo Engineering Corp.                                         916,400  2,288,381       0.1%
    Toyo Machinery & Metal Co., Ltd.                                87,400    544,550       0.0%
    Toyo Tanso Co., Ltd.                                            67,000  1,067,815       0.0%
#   Toyo Wharf & Warehouse Co., Ltd.                               340,000    530,898       0.0%
    Trancom Co., Ltd.                                               42,300  2,121,735       0.1%
    Trinity Industrial Corp.                                        19,000    108,372       0.0%
    Trusco Nakayama Corp.                                          335,300  7,657,135       0.2%
    Trust Tech, Inc.                                                48,900    852,592       0.0%
#   Tsubaki Nakashima Co., Ltd.                                     28,500    500,966       0.0%
    Tsubakimoto Chain Co.                                          864,700  7,601,352       0.2%
    Tsubakimoto Kogyo Co., Ltd.                                    117,000    423,013       0.0%
#*  Tsudakoma Corp.                                                294,000    456,359       0.0%
    Tsugami Corp.                                                  395,000  2,996,307       0.1%
    Tsukishima Kikai Co., Ltd.                                     171,300  1,845,677       0.1%
    Tsurumi Manufacturing Co., Ltd.                                106,000  1,545,196       0.1%
    TTK Co., Ltd.                                                   62,000    279,516       0.0%
    Uchida Yoko Co., Ltd.                                           59,400  1,361,686       0.1%
    Ueki Corp.                                                     348,000    781,500       0.0%
#   Union Tool Co.                                                  55,600  1,643,393       0.1%
    Ushio, Inc.                                                    655,900  8,241,490       0.3%
    Utoc Corp.                                                      98,700    381,501       0.0%
#   Wakachiku Construction Co., Ltd.                             1,052,000  1,377,322       0.1%
    Wakita & Co., Ltd.                                             219,800  2,534,424       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Industrials -- (Continued)
    WDB Holdings Co., Ltd.                                          37,600 $    518,692       0.0%
    Weathernews, Inc.                                               33,700    1,131,110       0.0%
    Will Group, Inc.                                                19,100      139,643       0.0%
    World Holdings Co., Ltd.                                        43,300      819,364       0.0%
#   Yahagi Construction Co., Ltd.                                  159,400    1,419,444       0.1%
    YAMABIKO Corp.                                                 216,428    2,578,810       0.1%
    YAMADA Consulting Group Co., Ltd.                                4,800      219,971       0.0%
    Yamato Corp.                                                    82,000      384,951       0.0%
    Yamaura Corp.                                                   16,200       93,672       0.0%
    Yamazen Corp.                                                  345,700    3,276,344       0.1%
    Yasuda Logistics Corp.                                          94,300      615,996       0.0%
    Yokogawa Bridge Holdings Corp.                                 199,000    2,456,458       0.1%
    Yondenko Corp.                                                 128,800      542,966       0.0%
    Yuasa Trading Co., Ltd.                                        105,000    3,039,180       0.1%
    Yuken Kogyo Co., Ltd.                                          196,000      386,756       0.0%
#   Yumeshin Holdings Co., Ltd.                                    249,400    1,736,905       0.1%
    Yurtec Corp.                                                   249,000    1,554,385       0.1%
    Yusen Logistics Co., Ltd.                                      109,500    1,042,359       0.0%
    Yushin Precision Equipment Co., Ltd.                             4,500      128,462       0.0%
    Zaoh Co., Ltd.                                                   1,000       13,208       0.0%
#   Zenitaka Corp. (The)                                           115,000      413,471       0.0%
#   Zuiko Corp.                                                     21,500      744,321       0.0%
                                                                           ------------      ----
Total Industrials                                                           956,291,807      28.3%
                                                                           ------------      ----
Information Technology -- (12.6%)
#   A&D Co., Ltd.                                                  113,900      450,715       0.0%
#*  Access Co., Ltd.                                                52,300      381,191       0.0%
    Ad-sol Nissin Corp.                                             13,700      152,778       0.0%
#   Adtec Plasma Technology Co., Ltd.                               25,900      377,338       0.0%
#   Ai Holdings Corp.                                              247,200    6,079,108       0.2%
    Aichi Tokei Denki Co., Ltd.                                     18,700      624,836       0.0%
    Aiphone Co., Ltd.                                               71,900    1,123,159       0.0%
#   Aisan Technology Co., Ltd.                                      12,800      407,983       0.0%
    Alpha Systems, Inc.                                             33,260      573,330       0.0%
    Amano Corp.                                                    377,600    8,064,547       0.2%
    Anritsu Corp.                                                  873,500    7,064,834       0.2%
    AOI Electronic Co., Ltd.                                        26,900      821,188       0.0%
*   Apic Yamada Corp.                                                5,600       26,381       0.0%
    Argo Graphics, Inc.                                             40,400      909,308       0.0%
*   Arisawa Manufacturing Co., Ltd.                                200,900    1,424,451       0.1%
    ArtSpark Holdings, Inc.                                         33,800      381,984       0.0%
    Asahi Net, Inc.                                                 83,500      389,663       0.0%
#   Ateam, Inc.                                                     65,100    1,710,842       0.1%
    Axell Corp.                                                     44,900      295,312       0.0%
    Azbil Corp.                                                    190,300    6,407,376       0.2%
    Broadband Tower, Inc.                                          234,500      503,019       0.0%
    Broadleaf Co., Ltd.                                            266,000    1,726,316       0.1%
    CAC Holdings Corp.                                              67,400      639,898       0.0%
    Canon Electronics, Inc.                                        133,800    2,490,608       0.1%
#   Capcom Co., Ltd.                                               294,600    6,354,455       0.2%
    Chino Corp.                                                     35,900      398,397       0.0%
    Citizen Watch Co., Ltd.                                      1,523,200   10,105,630       0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Information Technology -- (Continued)
*   CMK Corp.                                                      271,300 $1,784,835       0.1%
#   COLOPL, Inc.                                                   259,900  2,399,770       0.1%
    Computer Engineering & Consulting, Ltd.                         80,000  1,496,718       0.1%
    Computer Institute of Japan, Ltd.                               38,500    193,154       0.0%
    Comture Corp.                                                   20,100    680,540       0.0%
    CONEXIO Corp.                                                  114,700  1,756,528       0.1%
#   COOKPAD, Inc.                                                  287,400  2,286,649       0.1%
#   Core Corp.                                                      15,700    178,093       0.0%
#   Cresco, Ltd.                                                    28,500    749,673       0.0%
#*  CROOZ, Inc.                                                     43,100  1,326,257       0.1%
    Cube System, Inc.                                               12,300     77,904       0.0%
#   Cybernet Systems Co., Ltd.                                      48,200    312,107       0.0%
    Cybozu, Inc.                                                    36,200    146,402       0.0%
    Dai-ichi Seiko Co., Ltd.                                        55,600    817,421       0.0%
    Daishinku Corp.                                                 40,999    499,217       0.0%
    Daitron Co., Ltd.                                               23,500    239,198       0.0%
    Daiwabo Holdings Co., Ltd.                                   1,186,000  4,171,054       0.1%
    Denki Kogyo Co., Ltd.                                          313,000  1,530,232       0.1%
    Densan System Co., Ltd.                                         12,600    190,557       0.0%
    Designone Japan, Inc.                                           18,500    247,290       0.0%
*   Dexerials Corp.                                                262,200  2,357,753       0.1%
    Digital Arts, Inc.                                              58,800  1,633,221       0.1%
    Digital Garage, Inc.                                           118,500  2,508,500       0.1%
#   Dip Corp.                                                      174,100  3,846,773       0.1%
    DKK-Toa Corp.                                                   38,200    196,113       0.0%
*   Drecom Co., Ltd.                                                58,300    687,098       0.0%
    DTS Corp.                                                      123,600  3,244,945       0.1%
    E-Guardian, Inc.                                                43,800    665,290       0.0%
    Eizo Corp.                                                     106,500  3,521,606       0.1%
    Elecom Co., Ltd.                                               102,900  2,127,367       0.1%
    Elematec Corp.                                                  52,271    827,134       0.0%
    EM Systems Co., Ltd.                                            44,900    733,956       0.0%
#*  Enigmo, Inc.                                                    69,600  1,219,765       0.0%
    Enplas Corp.                                                    59,300  1,620,578       0.1%
    ESPEC Corp.                                                    118,000  1,428,670       0.1%
    Excel Co., Ltd.                                                 49,300    648,393       0.0%
    F@N Communications, Inc.                                       279,800  2,231,949       0.1%
#   Faith, Inc.                                                     27,910    298,060       0.0%
#*  FDK Corp.                                                      552,000    579,191       0.0%
#   Ferrotec Holdings Corp.                                        187,500  2,231,389       0.1%
#*  FFRI, Inc.                                                      18,700    788,173       0.0%
    FIRSTLOGIC, Inc.                                                   600     12,925       0.0%
    Fixstars Corp.                                                  21,400    543,985       0.0%
#*  Flight Holdings, Inc.                                           44,900    503,712       0.0%
    Forval Corp.                                                     4,700     26,619       0.0%
#*  FueTrek Co., Ltd.                                               31,900    262,966       0.0%
    Fuji Soft, Inc.                                                121,500  3,207,826       0.1%
    Fujitsu Frontech, Ltd.                                          75,300  1,042,082       0.0%
#   Fukui Computer Holdings, Inc.                                   38,900  1,021,521       0.0%
#*  Full Speed, Inc.                                                34,700    328,413       0.0%
    Furuno Electric Co., Ltd.                                      139,600    854,018       0.0%
    Furuya Metal Co., Ltd.                                          11,800    228,428       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
    Future Corp.                                                   129,200 $ 1,003,607       0.0%
    GL Sciences, Inc.                                                8,700      95,162       0.0%
#   GMO Cloud K.K.                                                  23,400     459,913       0.0%
#   GMO internet, Inc.                                             432,400   5,132,560       0.2%
#   GMO Payment Gateway, Inc.                                       98,500   4,418,517       0.1%
    Gree, Inc.                                                     672,200   5,390,155       0.2%
    GungHo Online Entertainment, Inc.                              146,300     328,235       0.0%
#   Gurunavi, Inc.                                                 172,800   3,466,804       0.1%
    Hagiwara Electric Co., Ltd.                                     24,600     495,869       0.0%
    Hakuto Co., Ltd.                                                84,500     902,014       0.0%
#   Hearts United Group Co., Ltd.                                   84,800   1,070,444       0.0%
#   Hibino Corp.                                                    12,800     279,499       0.0%
    Hioki EE Corp.                                                  53,500   1,098,267       0.0%
#   Hitachi Kokusai Electric, Inc.                                 332,500   7,457,224       0.2%
    Hitachi Maxell, Ltd.                                           190,000   3,754,650       0.1%
    Hochiki Corp.                                                  140,000   1,804,749       0.1%
    Hokuriku Electric Industry Co., Ltd.                           482,000     575,486       0.0%
    Honda Tsushin Kogyo Co., Ltd.                                   32,900     430,746       0.0%
    Horiba, Ltd.                                                   212,650  12,537,098       0.4%
    Hosiden Corp.                                                  362,000   3,987,935       0.1%
    I-Net Corp.                                                     60,590     692,273       0.0%
#   I-O Data Device, Inc.                                           33,900     347,698       0.0%
    Ibiden Co., Ltd.                                               620,978  10,930,807       0.3%
    Icom, Inc.                                                      52,500   1,200,979       0.0%
#*  IGNIS, Ltd.                                                     12,200     394,835       0.0%
#   Ikegami Tsushinki Co., Ltd.                                    339,000     447,097       0.0%
#   Imagica Robot Holdings, Inc.                                    87,500     542,440       0.0%
    Ines Corp.                                                     183,900   1,718,850       0.1%
    Infocom Corp.                                                   80,400   1,407,163       0.1%
#   Infomart Corp.                                                 496,000   2,977,935       0.1%
    Information Development Co.                                     26,100     272,913       0.0%
    Information Services International-Dentsu, Ltd.                 75,900   1,666,899       0.1%
    Innotech Corp.                                                 105,000     609,269       0.0%
    Inter Action Corp.                                              49,900     329,210       0.0%
    Internet Initiative Japan, Inc.                                192,400   3,519,478       0.1%
    Iriso Electronics Co., Ltd.                                     55,300   3,499,440       0.1%
#   Istyle, Inc.                                                   183,900   1,487,424       0.1%
#*  ITbook Co., Ltd.                                                71,300     333,380       0.0%
*   Itfor, Inc.                                                    131,700     744,556       0.0%
#   ITmedia, Inc.                                                    4,600      27,696       0.0%
*   Itokuro, Inc.                                                   13,700     473,643       0.0%
    Iwatsu Electric Co., Ltd.                                      572,000     421,051       0.0%
    Japan Asia Group, Ltd.                                          83,500     285,354       0.0%
    Japan Aviation Electronics Industry, Ltd.                      298,000   4,076,152       0.1%
#*  Japan Display, Inc.                                          2,144,300   4,847,276       0.2%
#   Japan Material Co., Ltd.                                       118,600   1,943,458       0.1%
    Japan Radio Co., Ltd.                                           71,000     919,323       0.0%
    Jastec Co., Ltd.                                                56,800     628,900       0.0%
#   JBCC Holdings, Inc.                                             87,500     635,923       0.0%
#*  JIG-SAW, Inc.                                                   14,000     778,035       0.0%
    Justsystems Corp.                                              198,400   2,381,441       0.1%
    Kaga Electronics Co., Ltd.                                     106,700   1,974,400       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Information Technology -- (Continued)
    Kanematsu Electronics, Ltd.                                   74,100 $1,991,866       0.1%
#*  KLab, Inc.                                                   191,400  1,395,215       0.1%
    Koa Corp.                                                    195,900  3,320,412       0.1%
    Kyosan Electric Manufacturing Co., Ltd.                      279,000  1,136,118       0.0%
    Kyowa Electronics Instruments Co., Ltd.                      135,100    566,183       0.0%
#   LAC Co., Ltd.                                                 87,300    945,696       0.0%
    Lasertec Corp.                                               229,200  2,985,867       0.1%
*   Livesense, Inc.                                               14,300     62,575       0.0%
    Macnica Fuji Electronics Holdings, Inc.                      195,650  2,778,410       0.1%
    Mamezou Holdings Co., Ltd.                                    85,300    669,270       0.0%
    MarkLines Co., Ltd.                                            1,300     36,770       0.0%
#   Marubun Corp.                                                 95,700    600,308       0.0%
    Maruwa Co., Ltd.                                              56,800  2,028,452       0.1%
#   Marvelous, Inc.                                              196,300  1,629,591       0.1%
    MCJ Co., Ltd.                                                191,600  2,209,674       0.1%
#   Media Do Co., Ltd.                                            32,500    812,923       0.0%
#*  Megachips Corp.                                                1,700     44,813       0.0%
#*  Meiko Electronics Co., Ltd.                                  121,800    942,638       0.0%
    Melco Holdings, Inc.                                          75,500  2,137,252       0.1%
#   Micronics Japan Co., Ltd.                                    191,600  1,665,065       0.1%
    Mimaki Engineering Co., Ltd.                                  83,300    490,536       0.0%
    Mimasu Semiconductor Industry Co., Ltd.                       92,281  1,429,394       0.1%
    Miraial Co., Ltd.                                             32,600    269,321       0.0%
    Miroku Jyoho Service Co., Ltd.                               109,700  2,079,193       0.1%
#   Mitsubishi Research Institute, Inc.                           36,500  1,057,502       0.0%
    Mitsui High-Tec, Inc.                                        139,000  1,317,389       0.0%
    Mobile Create Co., Ltd.                                       15,400     49,743       0.0%
#   Mobile Factory, Inc.                                          13,000    306,342       0.0%
#*  Morpho, Inc.                                                  23,800    966,615       0.0%
#   MTI, Ltd.                                                    189,500  1,080,274       0.0%
#   Mutoh Holdings Co., Ltd.                                     146,000    307,659       0.0%
#*  Mynet, Inc.                                                   16,500    475,381       0.0%
    Nagano Keiki Co., Ltd.                                        16,700    106,659       0.0%
#   Nakayo, Inc.                                                 390,000  1,245,125       0.0%
    NEC Networks & System Integration Corp.                      136,600  2,855,564       0.1%
    NET One Systems Co., Ltd.                                    525,900  4,798,478       0.2%
*   New Japan Radio Co., Ltd.                                     96,000    450,568       0.0%
#   Nexyz Group Corp.                                             48,000    644,275       0.0%
    Nichicon Corp.                                               334,200  3,178,758       0.1%
    Nihon Dempa Kogyo Co., Ltd.                                  102,700    742,965       0.0%
    Nihon Unisys, Ltd.                                           351,175  4,923,498       0.2%
#   Nippon Ceramic Co., Ltd.                                      62,200  1,321,220       0.1%
    Nippon Chemi-Con Corp.                                       950,000  3,223,405       0.1%
    Nippon Information Development Co., Ltd.                         400     12,954       0.0%
#   Nippon Kodoshi Corp.                                          26,400    228,236       0.0%
    Nippon Signal Co., Ltd.                                      316,400  3,032,813       0.1%
    Nippon Systemware Co., Ltd.                                   39,900    561,373       0.0%
    Nohmi Bosai, Ltd.                                            145,900  2,025,650       0.1%
    Noritsu Koki Co., Ltd.                                       117,500    903,525       0.0%
    NS Solutions Corp.                                           192,200  4,211,305       0.1%
    NSD Co., Ltd.                                                206,780  3,370,696       0.1%
#   Nuflare Technology, Inc.                                      25,300  1,342,002       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Information Technology -- (Continued)
#   Ohara, Inc.                                                   47,600 $  447,910       0.0%
    Okaya Electric Industries Co., Ltd.                           73,000    259,361       0.0%
    Oki Electric Industry Co., Ltd.                              493,000  7,366,897       0.2%
    ONO Sokki Co., Ltd.                                           58,400    415,697       0.0%
#   Optex Group Co., Ltd.                                         76,000  2,106,715       0.1%
#*  Optim Corp.                                                   23,800    584,385       0.0%
    Origin Electric Co., Ltd.                                    173,000    488,545       0.0%
    Osaki Electric Co., Ltd.                                     246,000  1,996,914       0.1%
    Paltek Corp.                                                  13,600    104,293       0.0%
    PCA Corp.                                                      2,500     33,112       0.0%
    PCI Holdings, Inc.                                            11,700    261,872       0.0%
    Poletowin Pitcrew Holdings, Inc.                              81,100  1,019,396       0.0%
    Rakus Co., Ltd.                                               21,300    374,298       0.0%
#   Renesas Easton Co., Ltd.                                      37,900    196,898       0.0%
    Riken Keiki Co., Ltd.                                         84,600  1,256,325       0.0%
    Riso Kagaku Corp.                                            179,500  3,159,258       0.1%
    Roland DG Corp.                                               69,500  2,080,117       0.1%
#   Rorze Corp.                                                   50,900  1,023,382       0.0%
#   RS Technologies Co., Ltd.                                      8,000    466,159       0.0%
#*  RVH, Inc.                                                     70,200    426,732       0.0%
    Ryoden Corp.                                                 178,000  1,126,069       0.0%
    Ryosan Co., Ltd.                                             191,900  6,278,739       0.2%
    Ryoyo Electro Corp.                                          122,600  1,795,727       0.1%
#   Sakura Internet, Inc.                                         79,100    597,421       0.0%
*   Sanken Electric Co., Ltd.                                    698,000  3,210,049       0.1%
    Sanshin Electronics Co., Ltd.                                164,300  1,939,916       0.1%
    Satori Electric Co., Ltd.                                     85,880    626,280       0.0%
#   Saxa Holdings, Inc.                                          298,000    564,403       0.0%
#   Scala, Inc.                                                   84,900    615,560       0.0%
    Shibaura Electronics Co., Ltd.                                36,300    859,623       0.0%
    Shibaura Mechatronics Corp.                                  200,000    491,243       0.0%
#*  SHIFT, Inc.                                                   21,600    236,657       0.0%
    Shindengen Electric Manufacturing Co., Ltd.                  450,000  2,088,637       0.1%
#*  Shinkawa, Ltd.                                                94,400    663,650       0.0%
    Shinko Electric Industries Co., Ltd.                         470,400  3,365,018       0.1%
    Shinko Shoji Co., Ltd.                                       127,300  1,490,008       0.1%
    Shizuki Electric Co., Inc.                                   101,900    603,436       0.0%
#   Siix Corp.                                                    92,900  3,704,996       0.1%
    SK-Electronics Co., Ltd.                                      24,800    263,582       0.0%
    SMK Corp.                                                    372,000  1,281,936       0.0%
#   SMS Co., Ltd.                                                180,100  4,793,665       0.2%
#   Softbank Technology Corp.                                     32,000  1,136,587       0.0%
#   Softbrain Co., Ltd.                                          161,300    759,448       0.0%
    Softcreate Holdings Corp.                                     28,900    371,106       0.0%
    Soliton Systems K.K.                                          15,000     97,061       0.0%
#   Sourcenext Corp.                                              70,200    334,264       0.0%
    SRA Holdings                                                  60,200  1,598,098       0.1%
#   Sumida Corp.                                                 112,849  1,347,733       0.1%
    Sun-Wa Technos Corp.                                          41,700    455,811       0.0%
    Suzuden Corp.                                                  6,400     60,034       0.0%
    Systena Corp.                                                116,600  2,004,025       0.1%
#   Tabuchi Electric Co., Ltd.                                   154,600    456,484       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Information Technology -- (Continued)
    Tachibana Eletech Co., Ltd.                                   85,260 $  1,043,980       0.0%
    Taiyo Yuden Co., Ltd.                                        678,700    8,284,441       0.3%
    Takachiho Koheki Co., Ltd.                                     6,600       60,030       0.0%
    TAKEBISHI Corp.                                               12,200      161,755       0.0%
    Tamura Corp.                                                 457,000    2,194,595       0.1%
    Tazmo Co., Ltd.                                               26,100      405,542       0.0%
    TDC Software Engineering, Inc.                                23,200      267,391       0.0%
#*  Teac Corp.                                                   155,000       63,998       0.0%
    TechMatrix Corp.                                              92,800    1,262,701       0.0%
#   Tecnos Japan, Inc.                                            98,800      908,255       0.0%
    Teikoku Tsushin Kogyo Co., Ltd.                              198,000      330,362       0.0%
    TIS, Inc.                                                    505,101   12,731,466       0.4%
    TKC Corp.                                                    104,700    2,847,246       0.1%
    Tokyo Electron Device, Ltd.                                   41,100      584,770       0.0%
    Tokyo Seimitsu Co., Ltd.                                     240,800    7,468,816       0.2%
    Tomen Devices Corp.                                            2,400       48,045       0.0%
    Topcon Corp.                                                 595,400   10,519,627       0.3%
    Torex Semiconductor, Ltd.                                     29,800      466,407       0.0%
    Tose Co., Ltd.                                                22,100      156,845       0.0%
*   Toshiba TEC Corp.                                            806,000    4,221,507       0.1%
    Toukei Computer Co., Ltd.                                     22,710      472,195       0.0%
    Towa Corp.                                                   131,400    2,230,206       0.1%
    Toyo Corp.                                                   141,000    1,371,226       0.1%
    Transcosmos, Inc.                                            172,400    4,138,700       0.1%
#   Tri Chemical Laboratories, Inc.                               29,200      768,243       0.0%
    UKC Holdings Corp.                                            86,600    1,578,634       0.1%
    Ulvac, Inc.                                                  252,600   11,859,057       0.4%
*   Uniden Holdings Corp.                                        376,000      546,827       0.0%
    UNIRITA, Inc.                                                  4,900       77,254       0.0%
*   UT Group Co., Ltd.                                           189,500    2,461,247       0.1%
#   V Technology Co., Ltd.                                        26,300    4,035,752       0.1%
#*  V-Cube, Inc.                                                  73,300      381,177       0.0%
#   VeriServe Corp.                                               11,700      328,604       0.0%
    Vitec Holdings Co., Ltd.                                      45,100      534,836       0.0%
    Voyage Group, Inc.                                            42,100      902,125       0.0%
    Wellnet Corp.                                                 86,200    1,226,303       0.0%
#   Y A C Holdings Co., Ltd.                                      48,900      594,975       0.0%
#   Yamaichi Electronics Co., Ltd.                               146,000    1,899,970       0.1%
    Yashima Denki Co., Ltd.                                       31,800      185,988       0.0%
#   Yokowo Co., Ltd.                                              86,200    1,037,548       0.0%
    Zappallas, Inc.                                               55,900      236,258       0.0%
    Zuken, Inc.                                                   83,000      992,442       0.0%
                                                                         ------------      ----
Total Information Technology                                              467,741,291      13.9%
                                                                         ------------      ----
Materials -- (10.8%)
    Achilles Corp.                                                91,900    1,476,537       0.1%
    ADEKA Corp.                                                  544,000    8,029,869       0.2%
    Agro-Kanesho Co., Ltd.                                        62,400      856,176       0.0%
    Aichi Steel Corp.                                             65,400    2,556,980       0.1%
    Alconix Corp.                                                 59,000    1,036,109       0.0%
    Arakawa Chemical Industries, Ltd.                             89,500    1,582,574       0.1%
    Araya Industrial Co., Ltd.                                   268,000      497,635       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Materials -- (Continued)
    Asahi Holdings, Inc.                                           178,650 $ 3,332,225       0.1%
    Asahi Printing Co., Ltd.                                           800      18,776       0.0%
    Asahi Yukizai Corp.                                            412,000     857,637       0.0%
    Asia Pile Holdings Corp.                                        68,000     370,069       0.0%
    C Uyemura & Co., Ltd.                                           24,700   1,294,311       0.0%
    Carlit Holdings Co., Ltd.                                       87,200     445,037       0.0%
    Chuetsu Pulp & Paper Co., Ltd.                                 552,000   1,173,125       0.0%
*   Chugai Mining Co., Ltd.                                      1,012,400     236,425       0.0%
    Chugoku Marine Paints, Ltd.                                    347,000   2,566,337       0.1%
    CI Takiron Corp.                                               295,000   1,496,638       0.1%
    Dai Nippon Toryo Co., Ltd.                                     740,000   1,692,897       0.1%
    Daido Steel Co., Ltd.                                        1,685,000   9,382,340       0.3%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                          97,000     934,797       0.0%
    Daiken Corp.                                                    84,200   1,596,045       0.1%
    Daiki Aluminium Industry Co., Ltd.                             160,000     757,978       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.        408,000   2,786,705       0.1%
#   Daio Paper Corp.                                               497,300   6,304,636       0.2%
    Denka Co., Ltd.                                              1,949,000  10,041,869       0.3%
#   DKS Co., Ltd.                                                  247,000   1,001,467       0.0%
    Dynapac Co., Ltd.                                               25,000      62,592       0.0%
    FP Corp.                                                       148,000   7,047,385       0.2%
    Fuji Seal International, Inc.                                  264,200   6,284,433       0.2%
    Fujikura Kasei Co., Ltd.                                       145,500     858,841       0.0%
    Fujimi, Inc.                                                   103,500   1,997,298       0.1%
    Fujimori Kogyo Co., Ltd.                                        89,700   2,809,791       0.1%
#   Fumakilla, Ltd.                                                 94,000     646,576       0.0%
    Fuso Chemical Co., Ltd.                                         82,200   2,568,710       0.1%
#   Geostr Corp.                                                    53,700     500,359       0.0%
    Godo Steel, Ltd.                                                87,400   1,285,587       0.0%
    Gun-Ei Chemical Industry Co., Ltd.                              28,600     914,832       0.0%
    Hakudo Co., Ltd.                                                10,200     150,900       0.0%
    Harima Chemicals Group, Inc.                                    75,100     507,578       0.0%
#   Hodogaya Chemical Co., Ltd.                                     37,000   1,146,828       0.0%
    Hokkan Holdings, Ltd.                                          275,000   1,261,434       0.0%
    Hokko Chemical Industry Co., Ltd.                              104,000     445,932       0.0%
    Hokuetsu Kishu Paper Co., Ltd.                                 857,799   5,981,650       0.2%
    Honshu Chemical Industry Co., Ltd.                              14,000     101,376       0.0%
#*  Ihara Chemical Industry Co., Ltd.                              199,100   1,803,036       0.1%
    Ise Chemicals Corp.                                             81,000     341,455       0.0%
*   Ishihara Sangyo Kaisha, Ltd.                                   191,150   1,871,681       0.1%
    Ishizuka Glass Co., Ltd.                                       119,000     229,598       0.0%
    JCU Corp.                                                       63,400   1,892,682       0.1%
    JSP Corp.                                                       75,800   1,768,176       0.1%
    Kanto Denka Kogyo Co., Ltd.                                    264,000   2,321,637       0.1%
    Katakura & Co-op Agri Corp.                                     46,000     100,291       0.0%
#   Kawakin Holdings Co., Ltd.                                      11,000      39,306       0.0%
    KeePer Technical Laboratory Co., Ltd.                           12,500     208,338       0.0%
    Kimoto Co., Ltd.                                               228,000     445,729       0.0%
    Koatsu Gas Kogyo Co., Ltd.                                     160,393   1,063,989       0.0%
#   Kogi Corp.                                                      55,000     111,570       0.0%
    Kohsoku Corp.                                                   60,200     594,711       0.0%
    Konishi Co., Ltd.                                              193,600   2,472,214       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Materials -- (Continued)
    Konoshima Chemical Co., Ltd.                                    28,500 $   490,915       0.0%
    Krosaki Harima Corp.                                           275,000   1,068,411       0.0%
#   Kumiai Chemical Industry Co., Ltd.                             174,400   1,006,357       0.0%
    Kureha Corp.                                                    87,650   3,884,956       0.1%
    Kurimoto, Ltd.                                                  61,500   1,213,004       0.0%
    Kuriyama Holdings Corp.                                         19,000     282,721       0.0%
    Kyoei Steel, Ltd.                                              117,900   1,906,305       0.1%
    Kyowa Leather Cloth Co., Ltd.                                   47,700     378,504       0.0%
    Lintec Corp.                                                   286,700   6,321,358       0.2%
#   MEC Co., Ltd.                                                  109,500   1,175,058       0.0%
    Mitani Sekisan Co., Ltd.                                        36,900     890,469       0.0%
*   Mitsubishi Paper Mills, Ltd.                                   167,900   1,156,118       0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                       849,000   1,775,411       0.1%
    Mitsui Mining & Smelting Co., Ltd.                           3,627,000  12,238,033       0.4%
#   MORESCO Corp.                                                   41,300     691,392       0.0%
    Mory Industries, Inc.                                           30,400     609,915       0.0%
    Nakayama Steel Works, Ltd.                                     108,500     685,881       0.0%
    Neturen Co., Ltd.                                              183,300   1,513,977       0.1%
#*  New Japan Chemical Co., Ltd.                                   182,300     235,629       0.0%
    Nicca Chemical Co., Ltd.                                         8,800      93,433       0.0%
    Nichia Steel Works, Ltd.                                       164,900     384,779       0.0%
#   Nihon Kagaku Sangyo Co., Ltd.                                   72,300     903,826       0.0%
#   Nihon Nohyaku Co., Ltd.                                        272,900   1,751,198       0.1%
    Nihon Parkerizing Co., Ltd.                                    581,400   7,463,132       0.2%
    Nihon Yamamura Glass Co., Ltd.                                 503,000     844,552       0.0%
    Nippon Carbide Industries Co., Inc.                            434,000     638,113       0.0%
    Nippon Chemical Industrial Co., Ltd.                           477,000     975,965       0.0%
#   Nippon Concrete Industries Co., Ltd.                           253,600     795,747       0.0%
    Nippon Denko Co., Ltd.                                         673,414   2,054,417       0.1%
    Nippon Fine Chemical Co., Ltd.                                  81,000     684,906       0.0%
    Nippon Kayaku Co., Ltd.                                        683,000   9,331,778       0.3%
#   Nippon Kinzoku Co., Ltd.                                        29,300     373,754       0.0%
#   Nippon Koshuha Steel Co., Ltd.                                 460,000     338,620       0.0%
    Nippon Light Metal Holdings Co., Ltd.                        3,065,900   6,850,076       0.2%
#   Nippon Paper Industries Co., Ltd.                              304,000   5,747,405       0.2%
    Nippon Pillar Packing Co., Ltd.                                116,800   1,637,436       0.1%
    Nippon Soda Co., Ltd.                                          827,000   4,481,220       0.1%
#   Nippon Valqua Industries, Ltd.                                  97,799   1,669,638       0.1%
    Nippon Yakin Kogyo Co., Ltd.                                   831,300   1,498,583       0.1%
#   Nisshin Steel Co., Ltd.                                        228,492   2,790,581       0.1%
#   Nitta Gelatin, Inc.                                             77,400     511,754       0.0%
    Nittetsu Mining Co., Ltd.                                       34,400   1,833,466       0.1%
#   Nitto FC Co., Ltd.                                              89,300     721,937       0.0%
    NOF Corp.                                                      870,000   9,803,495       0.3%
    Nozawa Corp.                                                    13,300     135,527       0.0%
    Okamoto Industries, Inc.                                       405,000   4,390,542       0.1%
    Okura Industrial Co., Ltd.                                     284,000   1,344,674       0.0%
    Osaka Organic Chemical Industry, Ltd.                           80,700     932,571       0.0%
    Osaka Soda Co., Ltd.                                           424,000   1,924,593       0.1%
    Osaka Steel Co., Ltd.                                           83,300   1,576,691       0.1%
*   Pacific Metals Co., Ltd.                                       941,000   3,056,507       0.1%
    Pack Corp. (The)                                                80,200   2,260,748       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Materials -- (Continued)
#*  Rasa Industries, Ltd.                                          480,000 $   594,128       0.0%
    Rengo Co., Ltd.                                              1,261,000   7,625,172       0.2%
#   Riken Technos Corp.                                            212,600   1,018,993       0.0%
    Sakai Chemical Industry Co., Ltd.                              570,000   1,953,197       0.1%
    Sakata INX Corp.                                               252,400   3,565,074       0.1%
    Sanyo Chemical Industries, Ltd.                                 69,800   3,129,995       0.1%
    Sanyo Special Steel Co., Ltd.                                  650,300   3,577,778       0.1%
#   Seiko PMC Corp.                                                 47,200     511,554       0.0%
    Sekisui Plastics Co., Ltd.                                     134,000     978,645       0.0%
    Shikoku Chemicals Corp.                                        225,000   2,574,947       0.1%
    Shin-Etsu Polymer Co., Ltd.                                    258,500   1,952,380       0.1%
    Shinagawa Refractories Co., Ltd.                               304,000     823,532       0.0%
    Shinko Wire Co., Ltd.                                          184,000     231,175       0.0%
*   Showa Denko K.K.                                               730,399  13,950,565       0.4%
    SK Kaken Co., Ltd.                                               1,000      95,197       0.0%
    Soken Chemical & Engineering Co., Ltd.                           5,900      76,529       0.0%
#   Stella Chemifa Corp.                                            61,800   1,629,231       0.1%
    Sumitomo Bakelite Co., Ltd.                                  1,163,000   7,473,658       0.2%
    Sumitomo Osaka Cement Co., Ltd.                              2,493,000  10,819,816       0.3%
    Sumitomo Seika Chemicals Co., Ltd.                              55,800   2,378,146       0.1%
    T Hasegawa Co., Ltd.                                           134,800   2,617,609       0.1%
#   T&K Toka Co., Ltd.                                              86,100     848,577       0.0%
    Taisei Lamick Co., Ltd.                                         32,700     850,406       0.0%
    Taiyo Holdings Co., Ltd.                                       104,900   4,689,659       0.1%
    Takasago International Corp.                                    87,200   2,903,993       0.1%
*   Tanaka Chemical Corp.                                           10,400      62,017       0.0%
    Tayca Corp.                                                    182,000   1,193,320       0.0%
    Tenma Corp.                                                     80,800   1,504,769       0.1%
    Toagosei Co., Ltd.                                             658,000   7,730,302       0.2%
    Toda Kogyo Corp.                                               253,000     594,822       0.0%
    Toho Titanium Co., Ltd.                                        195,800   1,326,472       0.0%
    Toho Zinc Co., Ltd.                                            800,000   3,536,916       0.1%
    Tokai Carbon Co., Ltd.                                       1,289,000   5,643,496       0.2%
    Tokushu Tokai Paper Co., Ltd.                                   57,258   2,112,113       0.1%
*   Tokuyama Corp.                                               2,159,000  10,628,809       0.3%
    Tokyo Ohka Kogyo Co., Ltd.                                     220,600   7,151,242       0.2%
#   Tokyo Rope Manufacturing Co., Ltd.                              84,800   1,297,777       0.0%
    Tokyo Steel Manufacturing Co., Ltd.                            652,000   4,858,120       0.2%
    Tokyo Tekko Co., Ltd.                                          251,000     956,726       0.0%
#   Tomoegawa Co., Ltd.                                            125,000     262,405       0.0%
    Tomoku Co., Ltd.                                               339,000   1,046,981       0.0%
    Topy Industries, Ltd.                                          114,200   3,110,981       0.1%
    Toyo Ink SC Holdings Co., Ltd.                               1,157,000   5,689,085       0.2%
    Toyo Kohan Co., Ltd.                                           286,000   1,023,595       0.0%
    Toyobo Co., Ltd.                                             5,688,000  10,061,433       0.3%
    TYK Corp.                                                      138,000     241,331       0.0%
#   UACJ Corp.                                                   1,486,415   3,943,951       0.1%
    Ube Industries, Ltd.                                         3,982,000   9,257,192       0.3%
#   W-Scope Corp.                                                  148,900   2,008,699       0.1%
    Wood One Co., Ltd.                                             169,000     441,048       0.0%
    Yamato Kogyo Co., Ltd.                                         201,200   5,032,478       0.2%
    Yodogawa Steel Works, Ltd.                                     144,700   3,748,134       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Materials -- (Continued)
    Yotai Refractories Co., Ltd.                                    13,000 $     44,471       0.0%
    Yuki Gosei Kogyo Co., Ltd.                                      36,200       92,840       0.0%
    Yushiro Chemical Industry Co., Ltd.                             61,400      771,914       0.0%
    Zeon Corp.                                                      30,000      341,577       0.0%
                                                                           ------------      ----
Total Materials                                                             402,072,759      11.9%
                                                                           ------------      ----
Real Estate -- (1.9%)
#   AD Works Co., Ltd.                                             624,700      218,802       0.0%
    Airport Facilities Co., Ltd.                                   132,770      695,912       0.0%
    Anabuki Kosan, Inc.                                              2,200       53,894       0.0%
    Aoyama Zaisan Networks Co., Ltd.                                25,400      161,764       0.0%
#   Apamanshop Holdings Co., Ltd.                                   43,800      283,266       0.0%
#   Ardepro Co., Ltd.                                              872,800    1,071,893       0.0%
    Arealink Co., Ltd.                                              16,800      229,726       0.0%
*   Ascot Corp.                                                     67,700      242,822       0.0%
    CRE, Inc.                                                       13,300      186,015       0.0%
    Daibiru Corp.                                                  303,600    2,801,639       0.1%
    Daikyo, Inc.                                                 1,904,000    3,965,174       0.1%
    Dear Life Co., Ltd.                                              3,300       11,218       0.0%
    Goldcrest Co., Ltd.                                            101,790    1,809,965       0.1%
    Grandy House Corp.                                              45,800      166,175       0.0%
    Heiwa Real Estate Co., Ltd.                                    236,600    3,773,480       0.1%
#   Ichigo, Inc.                                                 1,320,000    3,837,871       0.1%
#   Investors Cloud Co., Ltd.                                       20,600      768,668       0.0%
*   Japan Asset Marketing Co., Ltd.                              1,124,500    1,353,125       0.1%
    Japan Property Management Center Co., Ltd.                      78,700      927,751       0.0%
    Kabuki-Za Co., Ltd.                                             34,000    1,570,943       0.1%
    Keihanshin Building Co., Ltd.                                  197,900    1,132,757       0.0%
#   Kenedix, Inc.                                                1,399,200    6,455,461       0.2%
    Land Business Co., Ltd.                                         34,000       86,980       0.0%
    Leopalace21 Corp.                                            1,960,700   10,421,817       0.3%
    Mugen Estate Co., Ltd.                                          73,300      544,084       0.0%
    Nisshin Fudosan Co.                                            186,100    1,052,577       0.0%
    Open House Co., Ltd.                                           179,100    4,393,261       0.1%
*   Properst Co., Ltd.                                              26,600       45,367       0.0%
#   Prospect Co., Ltd.                                             353,000      208,787       0.0%
#   Raysum Co., Ltd.                                                83,000      761,173       0.0%
#   SAMTY Co., Ltd.                                                 76,900      764,203       0.0%
    Sankyo Frontier Co., Ltd.                                       24,000      281,950       0.0%
#   Shinoken Group Co., Ltd.                                        81,500    1,518,736       0.1%
    Star Mica Co., Ltd.                                             31,800      641,933       0.0%
#*  Striders Corp.                                                 153,000       83,755       0.0%
    Sumitomo Real Estate Sales Co., Ltd.                           106,460    3,432,567       0.1%
    Sun Frontier Fudousan Co., Ltd.                                163,300    1,427,344       0.1%
#   Takara Leben Co., Ltd.                                         552,800    2,598,721       0.1%
    TOC Co., Ltd.                                                  323,950    2,949,446       0.1%
#   Tokyo Rakutenchi Co., Ltd.                                     207,000      971,536       0.0%
#   Tokyo Theatres Co., Inc.                                       468,000      625,431       0.0%
    Tosei Corp.                                                    201,700    1,426,146       0.1%
#   Unizo Holdings Co., Ltd.                                        96,000    2,449,448       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
Real Estate -- (Continued)
     Urbanet Corp. Co., Ltd.                                          91,400 $      344,412        0.0%
                                                                             --------------      -----
Total Real Estate                                                                68,747,995        2.0%
                                                                             --------------      -----
Telecommunication Services -- (0.1%)
#*   Broadmedia Corp.                                                276,600        220,600        0.0%
#    Freebit Co., Ltd.                                                64,400        531,654        0.0%
#    Okinawa Cellular Telephone Co.                                   43,600      1,421,497        0.1%
#*   Vision, Inc./Tokyo Japan                                         16,000        565,600        0.0%
#    WirelessGate, Inc.                                               43,500        551,792        0.0%
                                                                             --------------      -----
Total Telecommunication Services                                                  3,291,143        0.1%
                                                                             --------------      -----
Utilities -- (0.9%)
#*   Eneres Co., Ltd.                                                110,300        513,048        0.0%
#    eRex Co., Ltd.                                                  190,600      2,284,839        0.1%
     Hiroshima Gas Co., Ltd.                                         153,000        485,877        0.0%
#    Hokkaido Electric Power Co., Inc.                             1,189,200      8,632,838        0.3%
     Hokkaido Gas Co., Ltd.                                          293,000        712,285        0.0%
#    Hokuriku Electric Power Co.                                     577,100      5,333,933        0.2%
     Hokuriku Gas Co., Ltd.                                            9,900        242,290        0.0%
     K&O Energy Group, Inc.                                           81,400      1,263,364        0.0%
     Okinawa Electric Power Co., Inc. (The)                          214,834      5,241,388        0.2%
     Saibu Gas Co., Ltd.                                           1,953,000      4,504,754        0.1%
     Shizuoka Gas Co., Ltd.                                          318,200      2,162,337        0.1%
#    Toell Co., Ltd.                                                  21,700        176,786        0.0%
     West Holdings Corp.                                              96,800        680,473        0.0%
                                                                             --------------      -----
Total Utilities                                                                  32,234,212        1.0%
                                                                             --------------      -----
TOTAL COMMON STOCKS                                                           3,342,999,172       99.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   3,342,999,172
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (9.8%)
(S)@ DFA Short Term Investment Fund                               31,241,094    361,553,180       10.7%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,127,028,918)                          $3,704,552,352      109.7%
                                                                             ==============      =====

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -----------------------------------------------
                                LEVEL 1    LEVEL 2       LEVEL 3     TOTAL
                                ------- -------------- --------- --------------
Common Stocks
   Consumer Discretionary         --    $  639,245,282      --   $  639,245,282
   Consumer Staples               --       274,955,538      --      274,955,538
   Energy                         --        34,558,720      --       34,558,720
   Financials                     --       293,343,695      --      293,343,695
   Health Care                    --       170,516,730      --      170,516,730
   Industrials                    --       956,291,807      --      956,291,807
   Information Technology         --       467,741,291      --      467,741,291
   Materials                      --       402,072,759      --      402,072,759
   Real Estate                    --        68,747,995      --       68,747,995
   Telecommunication Services     --         3,291,143      --        3,291,143
   Utilities                      --        32,234,212      --       32,234,212
Securities Lending Collateral     --       361,553,180      --      361,553,180
                                  --    --------------  ------   --------------
TOTAL                             --    $3,704,552,352      --   $3,704,552,352
                                  ==    ==============  ======   ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
COMMON STOCKS -- (87.6%)
AUSTRALIA -- (43.7%)
*   3P Learning, Ltd.                                                35,996 $    26,401       0.0%
*   Acrux, Ltd.                                                     660,428     136,080       0.0%
#   Adacel Technologies, Ltd.                                        24,703      49,365       0.0%
    Adelaide Brighton, Ltd.                                       3,668,074  16,262,304       1.0%
#   Ainsworth Game Technology, Ltd.                                 809,731   1,127,513       0.1%
*   Alkane Resources, Ltd.                                        1,510,492     283,132       0.0%
    ALS, Ltd.                                                     1,315,878   6,154,941       0.4%
#   Altium, Ltd.                                                    338,087   2,073,068       0.1%
*   Altona Mining, Ltd.                                           1,108,169     120,109       0.0%
    Alumina, Ltd.                                                 2,795,546   3,837,633       0.2%
    AMA Group, Ltd.                                                 678,160     538,262       0.0%
    Amaysim Australia, Ltd.                                         408,627     544,003       0.0%
    Ansell, Ltd.                                                    659,275  11,735,730       0.7%
*   Antares Energy, Ltd.                                            199,346       1,994       0.0%
#   AP Eagers, Ltd.                                                 248,631   1,496,590       0.1%
#   APN News & Media, Ltd.                                        2,156,742   4,019,534       0.3%
    APN Outdoor Group, Ltd.                                         641,842   2,616,301       0.2%
    APN Property Group, Ltd.                                         26,661       7,980       0.0%
#   Appen, Ltd.                                                     155,389     309,286       0.0%
#   ARB Corp., Ltd.                                                 484,352   5,616,215       0.3%
#   Ardent Leisure Group                                            752,280   1,142,233       0.1%
#*  Arrium, Ltd.                                                 17,951,296          94       0.0%
#   Asaleo Care, Ltd.                                             1,646,819   2,209,914       0.1%
*   Atlas Iron, Ltd.                                              7,155,231      85,120       0.0%
    AUB Group, Ltd.                                                 267,271   2,419,364       0.2%
    Ausdrill, Ltd.                                                1,723,145   1,761,083       0.1%
    Austal, Ltd.                                                  1,293,477   1,657,790       0.1%
#*  Australian Agricultural Co., Ltd.                             2,864,730   3,696,044       0.2%
    Australian Finance Group, Ltd.                                  106,389     107,370       0.0%
    Australian Pharmaceutical Industries, Ltd.                    2,618,533   4,365,896       0.3%
    Australian Vintage, Ltd.                                      4,105,188   1,320,935       0.1%
    Auswide Bank, Ltd.                                               94,385     367,158       0.0%
#   Automotive Holdings Group, Ltd.                               1,878,681   5,242,441       0.3%
*   Avanco Resources, Ltd.                                        2,444,368     200,876       0.0%
#   Aveo Group                                                    1,723,197   4,064,356       0.3%
#   AVJennings, Ltd.                                              7,051,385   3,137,253       0.2%
#*  AWE, Ltd.                                                     3,834,269   1,303,463       0.1%
#   Baby Bunting Group, Ltd.                                        121,851     166,433       0.0%
#   Bapcor, Ltd.                                                  1,023,028   4,000,613       0.2%
    Beach Energy, Ltd.                                           13,769,668   7,560,414       0.5%
#*  Beadell Resources, Ltd.                                       7,171,491   1,231,951       0.1%
#   Bega Cheese, Ltd.                                               712,553   3,196,415       0.2%
#   Bellamy's Australia, Ltd.                                       270,885   1,041,428       0.1%
#*  Billabong International, Ltd.                                   756,968     631,637       0.0%
#   Blackmores, Ltd.                                                 81,784   6,522,044       0.4%
    Blue Sky Alternative Investments, Ltd.                           67,578     404,892       0.0%
    BlueScope Steel, Ltd.                                           400,903   3,502,669       0.2%
*   Boart Longyear, Ltd.                                          2,447,306      80,656       0.0%
*   Boom Logistics, Ltd.                                            166,262      14,942       0.0%
    Boral, Ltd.                                                   1,004,846   4,631,883       0.3%
#   Breville Group, Ltd.                                            825,559   6,613,366       0.4%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
AUSTRALIA -- (Continued)
    Brickworks, Ltd.                                                228,958 $ 2,523,104       0.2%
    BT Investment Management, Ltd.                                  766,605   6,848,022       0.4%
#*  Buru Energy, Ltd.                                               316,943      40,202       0.0%
#   Cabcharge Australia, Ltd.                                       863,423   1,700,178       0.1%
#   Capilano Honey, Ltd.                                              9,665     108,790       0.0%
*   Capitol Health, Ltd.                                            164,543      23,351       0.0%
    Capral, Ltd.                                                     58,499       7,436       0.0%
#*  Cardno, Ltd.                                                  1,615,947   1,610,150       0.1%
*   Carnarvon Petroleum, Ltd.                                     5,095,141     332,006       0.0%
*   Carnegie Clean Energy, Ltd.                                   1,015,131      50,879       0.0%
    carsales.com, Ltd.                                            1,702,940  14,935,754       0.9%
#   Cash Converters International, Ltd.                           2,406,480     494,400       0.0%
    Cedar Woods Properties, Ltd.                                    332,516   1,332,732       0.1%
    Class, Ltd.                                                      38,871      83,191       0.0%
    Cleanaway Waste Management, Ltd.                             10,470,362   9,942,536       0.6%
*   Clinuvel Pharmaceuticals, Ltd.                                   37,623     191,562       0.0%
    Codan, Ltd.                                                     447,637     734,342       0.1%
#   Collection House, Ltd.                                        2,175,227   2,198,429       0.1%
    Collins Foods, Ltd.                                             491,010   1,927,029       0.1%
#*  Cooper Energy, Ltd.                                           1,224,088     310,808       0.0%
#   Corporate Travel Management, Ltd.                               276,172   4,207,898       0.3%
    Costa Group Holdings, Ltd.                                      882,082   2,895,475       0.2%
#   Credit Corp. Group, Ltd.                                        240,717   3,277,079       0.2%
#   CSG, Ltd.                                                     1,003,475     360,671       0.0%
    CSR, Ltd.                                                     3,680,857  13,497,307       0.8%
*   CuDeco, Ltd.                                                    387,893     106,016       0.0%
    Data#3, Ltd.                                                    602,918     775,308       0.1%
#   Decmil Group, Ltd.                                              867,988     508,968       0.0%
*   Devine, Ltd.                                                    224,413      74,003       0.0%
    Dicker Data, Ltd.                                                90,017     164,378       0.0%
    Donaco International, Ltd.                                       28,566      10,395       0.0%
    Downer EDI, Ltd.                                              4,075,221  17,907,909       1.1%
    DuluxGroup, Ltd.                                              3,101,823  15,705,453       1.0%
    DWS, Ltd.                                                       409,792     476,817       0.0%
    Eclipx Group, Ltd.                                              429,545   1,239,471       0.1%
#*  Elders, Ltd.                                                    585,894   1,951,629       0.1%
*   Electro Optic Systems Holdings, Ltd.                             95,409     235,685       0.0%
*   Emeco Holdings, Ltd.                                          1,193,646      76,021       0.0%
#*  Energy Resources of Australia, Ltd.                           1,487,868     669,569       0.0%
#*  Energy World Corp., Ltd.                                      4,185,404   1,174,704       0.1%
*   Enero Group, Ltd.                                                12,387       9,266       0.0%
    EQT Holdings, Ltd.                                               23,504     308,574       0.0%
#   ERM Power, Ltd.                                                 886,277     806,341       0.1%
#   Estia Health, Ltd.                                              760,112   1,742,037       0.1%
    Euroz, Ltd.                                                     101,762      86,025       0.0%
    Event Hospitality and Entertainment, Ltd.                       505,949   4,922,667       0.3%
    Evolution Mining, Ltd.                                        5,025,776   8,735,334       0.5%
    Fairfax Media, Ltd.                                          15,303,894  12,132,462       0.7%
#*  FAR, Ltd.                                                     5,225,378     320,772       0.0%
    Finbar Group, Ltd.                                              154,390      93,605       0.0%
#*  Fleetwood Corp., Ltd.                                           394,575     591,408       0.0%
#   FlexiGroup, Ltd.                                              1,408,968   2,453,202       0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
AUSTRALIA -- (Continued)
#   Flight Centre Travel Group, Ltd.                               183,277 $ 4,310,980       0.3%
#   G8 Education, Ltd.                                           2,014,388   5,573,465       0.3%
#   Gateway Lifestyle                                              771,590   1,230,793       0.1%
#   GBST Holdings, Ltd.                                             80,346     175,062       0.0%
#   Genworth Mortgage Insurance Australia, Ltd.                  1,294,972   3,184,583       0.2%
    Global Construction Services, Ltd.                               4,832       2,072       0.0%
    GR Engineering Services, Ltd.                                   55,230      61,844       0.0%
    GrainCorp, Ltd. Class A                                      1,251,687   8,347,630       0.5%
    Grange Resources, Ltd.                                       1,724,297     212,999       0.0%
#   Greencross, Ltd.                                               319,066   1,623,449       0.1%
*   Greenland Minerals & Energy, Ltd.                              114,047       7,590       0.0%
#   GUD Holdings, Ltd.                                             893,134   8,313,592       0.5%
    GWA Group, Ltd.                                              2,030,007   4,740,861       0.3%
#   Hansen Technologies, Ltd.                                      361,614     974,465       0.1%
    Healthscope, Ltd.                                            1,336,318   2,206,981       0.1%
    HFA Holdings, Ltd.                                             381,784     682,677       0.0%
*   Highfield Resources, Ltd.                                       46,089      36,524       0.0%
#*  Hills, Ltd.                                                  1,277,876     186,479       0.0%
*   Horizon Oil, Ltd.                                            4,073,887     176,900       0.0%
    IDP Education, Ltd.                                             30,186     104,011       0.0%
    Iluka Resources, Ltd.                                        2,032,058  12,769,532       0.8%
*   Imdex, Ltd.                                                  1,709,061     791,768       0.1%
#   IMF Bentham, Ltd.                                              863,985   1,248,069       0.1%
#   Independence Group NL                                        2,082,153   5,101,123       0.3%
#*  Infigen Energy                                               4,051,095   2,883,119       0.2%
    Infomedia, Ltd.                                              2,204,042   1,169,725       0.1%
    Integrated Research, Ltd.                                      401,084     900,264       0.1%
    InvoCare, Ltd.                                                 920,100  10,038,767       0.6%
#   IOOF Holdings, Ltd.                                          2,068,330  13,633,856       0.8%
#   IRESS, Ltd.                                                  1,175,824  10,948,975       0.7%
    iSelect, Ltd.                                                  254,932     379,405       0.0%
#   iSentia Group, Ltd.                                            463,170     502,193       0.0%
    IVE Group, Ltd.                                                 33,461      58,568       0.0%
#   Japara Healthcare, Ltd.                                      1,055,711   1,635,395       0.1%
#   JB Hi-Fi, Ltd.                                                 962,791  17,788,459       1.1%
*   Jupiter Mines, Ltd.                                            381,117     152,447       0.0%
    K&S Corp., Ltd.                                                268,400     307,206       0.0%
#*  Karoon Gas Australia, Ltd.                                     869,250     960,482       0.1%
#*  Kingsgate Consolidated, Ltd.                                 1,717,937     291,130       0.0%
*   Kingsrose Mining, Ltd.                                         937,248      52,636       0.0%
    Link Administration Holdings, Ltd.                             284,805   1,646,270       0.1%
#*  Lynas Corp., Ltd.                                            3,390,978     230,866       0.0%
    MACA, Ltd.                                                     721,299     895,998       0.1%
*   Macmahon Holdings, Ltd.                                      6,881,875     798,496       0.1%
    Macquarie Atlas Roads Group                                    606,435   2,423,159       0.2%
#   Magellan Financial Group, Ltd.                                 493,135   8,692,337       0.5%
#   Mantra Group, Ltd.                                           1,255,464   2,648,773       0.2%
    MaxiTRANS Industries, Ltd.                                     915,613     468,600       0.0%
#*  Mayne Pharma Group, Ltd.                                     6,571,574   6,608,037       0.4%
    McMillan Shakespeare, Ltd.                                     450,123   4,553,105       0.3%
    McPherson's, Ltd.                                              558,677     560,908       0.0%
*   Medusa Mining, Ltd.                                          1,263,898     358,330       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
AUSTRALIA -- (Continued)
    Melbourne IT, Ltd.                                             441,811 $   711,699       0.0%
#*  Mesoblast, Ltd.                                                307,194     724,404       0.0%
#*  Metals X, Ltd.                                               1,642,001     904,850       0.1%
#*  Metcash, Ltd.                                                5,204,963   8,379,582       0.5%
    Michael Hill International, Ltd.(BD8D249)                    1,490,263   1,353,566       0.1%
    Michael Hill International, Ltd.(BD8D250)                       47,518      43,065       0.0%
*   Millennium Minerals, Ltd.                                      398,211      68,171       0.0%
*   Mincor Resources NL                                          1,067,643     143,952       0.0%
    Mineral Resources, Ltd.                                      1,168,088   9,342,036       0.6%
#*  MMA Offshore, Ltd.                                           2,282,868     376,385       0.0%
    MNF Group, Ltd.                                                 37,494     124,601       0.0%
    Monadelphous Group, Ltd.                                       813,595   7,606,753       0.5%
    Monash IVF Group, Ltd.                                         365,770     545,118       0.0%
    Money3 Corp., Ltd.                                             192,180     199,188       0.0%
*   Morning Star Gold NL                                           332,749          25       0.0%
    Mortgage Choice, Ltd.                                          719,356   1,228,346       0.1%
#*  Mount Gibson Iron, Ltd.                                      4,758,288   1,280,669       0.1%
#   Myer Holdings, Ltd.                                          5,669,367   4,710,605       0.3%
    MYOB Group, Ltd.                                               984,992   2,593,650       0.2%
#   MyState, Ltd.                                                  269,026     946,820       0.1%
    Navitas, Ltd.                                                1,606,445   5,516,479       0.3%
#*  NetComm Wireless, Ltd.                                          36,441      37,006       0.0%
    New Hope Corp., Ltd.                                           233,645     293,770       0.0%
#*  NEXTDC, Ltd.                                                   390,981   1,214,995       0.1%
    nib holdings, Ltd.                                           2,772,247  12,451,528       0.8%
    Nick Scali, Ltd.                                               185,039     996,890       0.1%
#   Nine Entertainment Co. Holdings, Ltd.                        1,091,073   1,004,656       0.1%
    Northern Star Resources, Ltd.                                4,806,957  15,628,853       1.0%
#*  NRW Holdings, Ltd.                                           2,147,851     897,177       0.1%
    Nufarm, Ltd.                                                 1,407,770  10,699,413       0.7%
#   OFX Group, Ltd.                                                646,647     694,605       0.0%
    oOh!media, Ltd.                                                 49,189     165,929       0.0%
#*  Orocobre, Ltd.                                                 892,424   2,104,275       0.1%
    Orora, Ltd.                                                  4,298,532   9,691,935       0.6%
#   OrotonGroup, Ltd.                                              131,885     147,211       0.0%
    OZ Minerals, Ltd.                                            2,198,276  11,672,477       0.7%
#   Pacific Current Group, Ltd.                                     63,632     247,130       0.0%
    Pacific Smiles Group, Ltd.                                     247,728     366,582       0.0%
    Pact Group Holdings, Ltd.                                      629,597   3,322,797       0.2%
#*  Paladin Energy, Ltd.                                         9,564,569     752,005       0.1%
*   Panoramic Resources, Ltd.                                    1,865,498     389,565       0.0%
    Peet, Ltd.                                                   1,659,464   1,540,699       0.1%
#*  Peninsula Energy, Ltd.                                         209,095      53,878       0.0%
#   Perpetual, Ltd.                                                356,426  14,076,157       0.9%
#*  Perseus Mining, Ltd.                                         3,800,711     839,465       0.1%
#   Platinum Asset Management, Ltd.                                675,440   2,353,110       0.1%
    PMP, Ltd.                                                    2,327,074   1,157,515       0.1%
    Premier Investments, Ltd.                                      594,567   5,830,618       0.4%
*   Prima Biomed, Ltd.                                           1,409,121      33,720       0.0%
    Primary Health Care, Ltd.                                    3,326,526   8,434,735       0.5%
#   Prime Media Group, Ltd.                                      2,031,951     457,135       0.0%
    Pro Medicus, Ltd.                                               48,360     197,134       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
AUSTRALIA -- (Continued)
#   Programmed Maintenance Services, Ltd.                         1,818,274 $ 2,340,322       0.1%
#   Qube Holdings, Ltd.                                           3,449,390   6,780,984       0.4%
#   Quintis, Ltd.                                                 2,130,129   1,915,020       0.1%
#*  Ramelius Resources, Ltd.                                      2,806,418     848,879       0.1%
#   RCG Corp., Ltd.                                                 599,598     372,323       0.0%
    RCR Tomlinson, Ltd.                                           1,055,209   2,240,931       0.1%
    Reckon, Ltd.                                                    385,431     449,834       0.0%
*   Red 5, Ltd.                                                       9,022         216       0.0%
    Reece, Ltd.                                                     228,772   6,993,538       0.4%
#   Regis Healthcare, Ltd.                                          609,240   2,045,576       0.1%
    Regis Resources, Ltd.                                         2,702,494   6,711,782       0.4%
#   Reject Shop, Ltd. (The)                                         269,244     856,532       0.1%
#   Resolute Mining, Ltd.                                         6,772,221   6,287,922       0.4%
#   Retail Food Group, Ltd.                                       1,222,493   4,994,185       0.3%
    Ridley Corp., Ltd.                                            1,421,393   1,522,166       0.1%
*   RPMGlobal Holdings, Ltd.                                         30,702      13,785       0.0%
    Ruralco Holdings, Ltd.                                          151,750     325,847       0.0%
    RXP Services, Ltd.                                              132,638      84,386       0.0%
*   Salmat, Ltd.                                                    645,788     256,085       0.0%
    Sandfire Resources NL                                           802,453   3,474,728       0.2%
*   Saracen Mineral Holdings, Ltd.                                6,350,203   4,482,517       0.3%
#   SeaLink Travel Group, Ltd.                                       87,235     283,121       0.0%
#   Select Harvests, Ltd.                                           547,489   2,228,613       0.1%
*   Senetas Corp., Ltd.                                             131,335       9,828       0.0%
#*  Senex Energy, Ltd.                                            6,525,453   1,556,298       0.1%
#   Servcorp, Ltd.                                                  325,416   1,435,264       0.1%
    Service Stream, Ltd.                                          1,930,150   1,677,232       0.1%
#   Seven Group Holdings, Ltd.                                      559,015   4,637,363       0.3%
    Seven West Media, Ltd.                                        7,785,820   4,308,317       0.3%
    SG Fleet Group, Ltd.                                            176,890     480,466       0.0%
    Shine Corporate, Ltd.                                            15,573       6,193       0.0%
    Shriro Holdings, Ltd.                                            66,087      66,449       0.0%
    Sigma Pharmaceuticals, Ltd.                                   7,817,607   7,319,007       0.5%
#*  Silex Systems, Ltd.                                             511,695     170,582       0.0%
#   Silver Chef, Ltd.                                               121,311     707,290       0.0%
#*  Silver Lake Resources, Ltd.                                   4,060,760   1,451,559       0.1%
    Sims Metal Management, Ltd.                                   1,382,214  12,689,455       0.8%
*   Sino Gas & Energy Holdings, Ltd.                                240,068      16,657       0.0%
    Sirtex Medical, Ltd.                                            413,240   4,798,744       0.3%
#*  Slater & Gordon, Ltd.                                         2,016,208     138,864       0.0%
    SmartGroup Corp., Ltd.                                          128,784     622,110       0.0%
#   SMS Management & Technology, Ltd.                               575,318     689,089       0.0%
    Southern Cross Media Group, Ltd.                              3,965,374   3,832,594       0.2%
    Spark Infrastructure Group                                   11,913,246  22,214,185       1.4%
*   Specialty Fashion Group, Ltd.                                   786,397     317,012       0.0%
#   SpeedCast International, Ltd.                                   553,642   1,575,699       0.1%
#   Spotless Group Holdings, Ltd.                                 4,177,679   3,375,340       0.2%
*   St Barbara, Ltd.                                              3,864,261   7,920,594       0.5%
    Steadfast Group, Ltd.                                         3,073,816   6,250,001       0.4%
*   Strike Energy, Ltd.                                           1,576,787      93,533       0.0%
#*  Sundance Energy Australia, Ltd.                               5,832,497     435,488       0.0%
    Sunland Group, Ltd.                                             740,896     958,437       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
AUSTRALIA -- (Continued)
#   Super Retail Group, Ltd.                                      1,280,749 $  9,045,457       0.6%
#*  Syrah Resources, Ltd.                                           357,578      609,520       0.0%
    Tabcorp Holdings, Ltd.                                        3,586,818   12,743,164       0.8%
#   Tassal Group, Ltd.                                            1,154,941    3,855,850       0.2%
    Technology One, Ltd.                                          1,772,760    7,242,155       0.4%
#*  Ten Network Holdings, Ltd.                                    1,309,458      264,959       0.0%
    Thorn Group, Ltd.                                               695,608      668,928       0.0%
*   Tiger Resources, Ltd.                                         9,447,997      346,658       0.0%
#   Tox Free Solutions, Ltd.                                      1,181,498    1,954,503       0.1%
    Treasury Wine Estates, Ltd.                                     352,443    3,164,359       0.2%
*   Tribune Resources, Ltd.                                           3,093       14,123       0.0%
#*  Troy Resources, Ltd.                                          2,230,415      219,357       0.0%
#   Villa World, Ltd.                                               425,556      739,237       0.1%
#   Village Roadshow, Ltd.                                          831,506    2,258,580       0.1%
#*  Virgin Australia Holdings, Ltd.                              11,885,050    1,647,738       0.1%
#   Virtus Health, Ltd.                                             350,446    1,527,935       0.1%
#   Vita Group, Ltd.                                                233,830      397,961       0.0%
#   Vocus Group, Ltd.                                             4,330,071   10,915,915       0.7%
*   Watpac, Ltd.                                                    760,701      417,963       0.0%
    Webjet, Ltd.                                                    626,046    5,329,852       0.3%
    Webster, Ltd.                                                    23,507       24,094       0.0%
#*  Western Areas, Ltd.                                           2,274,784    3,775,356       0.2%
#*  Westgold Resources, Ltd.                                        820,999    1,200,682       0.1%
#*  Whitehaven Coal, Ltd.                                         4,143,411    8,475,472       0.5%
*   WorleyParsons, Ltd.                                             757,956    6,402,360       0.4%
    WPP AUNZ, Ltd.                                                2,447,007    2,134,115       0.1%
*   Yowie Group, Ltd.                                                40,157       13,051       0.0%
                                                                            ------------      ----
TOTAL AUSTRALIA                                                              811,404,694      49.4%
                                                                            ------------      ----
CHINA -- (0.1%)
#   BEP International Holdings, Ltd.                             27,870,000    1,395,168       0.1%
    K Wah International Holdings, Ltd.                              753,632      478,230       0.0%
                                                                            ------------      ----
TOTAL CHINA                                                                    1,873,398       0.1%
                                                                            ------------      ----
HONG KONG -- (25.7%)
#*  13 Holdings, Ltd. (The)                                          99,000       29,303       0.0%
    Aeon Credit Service Asia Co., Ltd.                              632,000      476,739       0.0%
    Aeon Stores Hong Kong Co., Ltd.                                 248,000      227,062       0.0%
    Agritrade Resources, Ltd.                                     3,065,000      562,983       0.0%
    Alco Holdings, Ltd.                                           1,614,000      420,747       0.0%
    Allan International Holdings                                     32,000        8,273       0.0%
    Allied Group, Ltd.                                              663,200    4,357,644       0.3%
    Allied Properties HK, Ltd.                                   12,007,857    2,839,185       0.2%
    Alltronics Holdings, Ltd.                                     1,072,000      652,788       0.0%
*   Anxian Yuan China Holdings, Ltd.                              3,100,000       31,482       0.0%
*   Apac Resources, Ltd.                                         31,747,350      484,866       0.0%
#*  Applied Development Holdings, Ltd.                            6,410,000      543,652       0.0%
    APT Satellite Holdings, Ltd.                                  3,008,500    1,630,340       0.1%
    Arts Optical International Hldgs, Ltd.                          730,000      275,967       0.0%
    Asia Financial Holdings, Ltd.                                 2,404,908    1,300,849       0.1%
*   Asia Investment Finance Group, Ltd.                           5,674,000       64,919       0.0%
*   Asia Satellite Telecommunications Holdings, Ltd.                934,500    1,123,182       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
HONG KONG -- (Continued)
    Asia Standard Hotel Group, Ltd.                              34,311,654 $1,764,470       0.1%
    Asia Standard International Group, Ltd.                      13,316,917  3,285,700       0.2%
    Associated International Hotels, Ltd.                           952,000  2,857,661       0.2%
*   Auto Italia Holdings                                          1,900,000     24,734       0.0%
*   BeijingWest Industries International, Ltd.                    1,043,600    211,595       0.0%
*   Bisu Technology Group International, Ltd.                        16,000     15,391       0.0%
    Bonjour Holdings, Ltd.                                       13,988,600    709,840       0.1%
    Bossini International Holdings, Ltd.                          3,699,500    221,206       0.0%
#   Bright Smart Securities & Commodities Group, Ltd.             5,254,000  1,550,470       0.1%
*   Brightoil Petroleum Holdings, Ltd.                            9,235,000  2,503,616       0.2%
#*  Brockman Mining, Ltd.                                        22,810,814    419,908       0.0%
*   Burwill Holdings, Ltd.                                       31,596,960    742,633       0.1%
    Cafe de Coral Holdings, Ltd.                                  2,438,000  7,927,400       0.5%
*   Cash Financial Services Group, Ltd.                           3,438,000    136,812       0.0%
#*  CCT Land Holdings, Ltd.                                      18,640,000     23,962       0.0%
    Century City International Holdings, Ltd.                     6,391,460    500,702       0.0%
#*  CGN Mining Co., Ltd.                                          1,940,000    169,343       0.0%
*   Champion Technology Holdings, Ltd.                           17,285,089    255,311       0.0%
    Chen Hsong Holdings                                           1,212,000    322,560       0.0%
    Cheuk Nang Holdings, Ltd.                                       659,127    455,736       0.0%
    Chevalier International Holdings, Ltd.                          820,989  1,323,401       0.1%
*   China Best Group Holding, Ltd.                                2,980,000     61,347       0.0%
*   China Billion Resources, Ltd.                                 2,438,000      9,716       0.0%
*   China Chuanglian Education Group, Ltd.                        4,664,000     80,340       0.0%
*   China Display Optoelectronics Technology Holdings, Ltd.       4,288,000    738,707       0.1%
*   China Energy Development Holdings, Ltd.                      52,140,000    535,943       0.0%
*   China Ever Grand Financial Leasing Group Co., Ltd.              810,000      8,016       0.0%
    China Flavors & Fragrances Co., Ltd.                          1,105,028    330,921       0.0%
*   China Fortune Financial Group, Ltd.                           4,320,000    138,729       0.0%
*   China Healthcare Enterprise Group, Ltd.                       7,756,000     96,662       0.0%
#   China LNG Group, Ltd.                                        54,300,000  1,137,135       0.1%
*   China Ludao Technology Co., Ltd.                                580,000    111,821       0.0%
*   China Medical & Healthcare Group, Ltd.                       42,916,800  2,123,177       0.1%
    China Metal International Holdings, Inc.                      2,670,000    827,011       0.1%
#   China Motor Bus Co., Ltd.                                        59,000    794,746       0.1%
*   China National Culture Group, Ltd.                            7,410,000     28,545       0.0%
#*  China Soft Power Technology Holdings, Ltd.                    4,998,000    147,145       0.0%
*   China Solar Energy Holdings, Ltd.                             1,669,500      7,244       0.0%
*   China Star Entertainment, Ltd.                                1,850,000     80,769       0.0%
#*  China Strategic Holdings, Ltd.                               61,981,250  1,185,487       0.1%
    China Ting Group Holdings, Ltd.                               2,565,151    153,295       0.0%
*   China Wah Yan Healthcare, Ltd.                               11,685,000     51,061       0.0%
#   Chinese Estates Holdings, Ltd.                                  545,500    838,015       0.1%
*   Chinlink International Holdings, Ltd.(BD5TLF4)                  544,800     98,057       0.0%
*   Chinlink International Holdings, Ltd.(BDFZDL2)                1,010,000    184,206       0.0%
    Chinney Investments, Ltd.                                     1,144,000    433,951       0.0%
    Chong Hing Bank, Ltd.                                           107,000    232,534       0.0%
    Chow Sang Sang Holdings International, Ltd.                   2,373,000  6,064,990       0.4%
    CHTC Fong's Industries Co., Ltd.                                 42,000     10,644       0.0%
    Chuang's China Investments, Ltd.                              7,881,407    536,603       0.0%
    Chuang's Consortium International, Ltd.                       7,007,043  1,439,810       0.1%
    CITIC Telecom International Holdings, Ltd.                   12,426,125  3,831,491       0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
HONG KONG -- (Continued)
    CK Life Sciences International Holdings, Inc.                 22,846,000 $ 1,936,600       0.1%
*   CMMB Vision Holdings, Ltd.                                     7,384,000     384,652       0.0%
    CNQC International Holdings, Ltd.                              2,662,500     890,110       0.1%
    CNT Group, Ltd.                                                8,303,264     619,546       0.0%
*   Common Splendor International Health Industry Group, Ltd.      9,024,000     718,718       0.1%
*   Continental Holdings, Ltd.                                       450,000       7,780       0.0%
    Convenience Retail Asia, Ltd.                                    142,000      81,146       0.0%
*   Convoy Global Holdings, Ltd.                                  45,144,000   1,177,075       0.1%
#*  Cowell e Holdings, Inc.                                        1,993,000     636,778       0.0%
*   CP Lotus Corp.                                                11,880,000     187,849       0.0%
*   Crocodile Garments                                             2,085,000     281,309       0.0%
#   Cross-Harbour Holdings, Ltd. (The)                               889,956   1,338,455       0.1%
    CSI Properties, Ltd.                                          38,526,383   2,029,330       0.1%
#   CW Group Holdings, Ltd.                                        2,711,500     546,709       0.0%
    Dah Sing Banking Group, Ltd.                                   3,948,316   7,933,548       0.5%
#   Dah Sing Financial Holdings, Ltd.                              1,500,544  11,375,430       0.7%
    Dickson Concepts International, Ltd.                           1,282,500     458,260       0.0%
*   Ding He Mining Holdings, Ltd.                                  8,124,000      50,099       0.0%
*   Dragonite International, Ltd.                                     56,000      13,069       0.0%
    Dynamic Holdings, Ltd.                                            52,000      54,482       0.0%
    Eagle Nice International Holdings, Ltd.                        1,846,000     531,266       0.0%
    EcoGreen International Group, Ltd.                             1,634,640     359,277       0.0%
    Emperor Capital Group, Ltd.                                   31,083,000   2,673,421       0.2%
    Emperor Entertainment Hotel, Ltd.                              4,530,000   1,088,286       0.1%
    Emperor International Holdings, Ltd.                           9,154,753   2,824,458       0.2%
*   Emperor Watch & Jewellery, Ltd.                               26,450,000   1,173,068       0.1%
#*  Enerchina Holdings, Ltd.                                      13,042,500     369,885       0.0%
*   ENM Holdings, Ltd.                                            14,680,000   1,056,935       0.1%
*   EPI Holdings, Ltd.                                             1,950,001     113,768       0.0%
#*  Esprit Holdings, Ltd.                                         14,828,050  11,504,335       0.7%
*   eSun Holdings, Ltd.                                            4,444,000     530,706       0.0%
*   Eternity Investment, Ltd.                                        830,000      22,061       0.0%
#   Fairwood Holdings, Ltd.                                          719,100   2,786,295       0.2%
    Far East Consortium International, Ltd.                        9,468,288   4,514,045       0.3%
*   Far East Holdings International, Ltd.                            720,000      69,339       0.0%
    FIH Mobile, Ltd.                                              15,539,000   5,330,718       0.3%
    First Pacific Co., Ltd.                                        5,952,000   4,583,163       0.3%
    First Shanghai Investments, Ltd.                               5,368,000     737,153       0.1%
    Fountain SET Holdings, Ltd.                                    5,730,000     758,001       0.1%
    Four Seas Mercantile Holdings, Ltd.                              610,000     277,057       0.0%
*   Freeman FinTech Corp., Ltd.                                    8,440,000     536,499       0.0%
    Fulum Group Holdings, Ltd.                                        76,000       8,980       0.0%
#   Future Bright Holdings, Ltd.                                   3,288,000     346,094       0.0%
    G-Resources Group, Ltd.                                      169,647,600   3,009,768       0.2%
#*  GCL New Energy Holdings, Ltd.                                 27,622,000   1,453,747       0.1%
#*  Genscript Biotech Corp.                                        2,396,000   1,064,088       0.1%
#   Get Nice Financial Group, Ltd.                                   966,600     143,999       0.0%
#   Get Nice Holdings, Ltd.                                       41,752,000   1,448,925       0.1%
    Giordano International, Ltd.                                  11,262,000   6,045,393       0.4%
*   Global Brands Group Holding, Ltd.                             33,378,000   3,940,431       0.3%
    Glorious Sun Enterprises, Ltd.                                 4,328,000     561,948       0.0%
    Gold Peak Industries Holdings, Ltd.                            3,029,642     288,328       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
HONG KONG -- (Continued)
    Golden Resources Development International, Ltd.              3,330,500 $   231,057       0.0%
#*  Good Resources Holdings, Ltd.                                 9,720,000     499,537       0.0%
*   Grande Holdings, Ltd. (The)                                     882,000      39,649       0.0%
    Great Eagle Holdings, Ltd.                                      606,467   3,007,869       0.2%
    Guangnan Holdings, Ltd.                                       2,363,600     345,935       0.0%
    Guoco Group, Ltd.                                                 2,000      22,956       0.0%
#   Guotai Junan International Holdings, Ltd.                    24,430,797   7,652,673       0.5%
#   Haitong International Securities Group, Ltd.                 13,596,015   7,363,461       0.5%
    Hanison Construction Holdings, Ltd.                           2,103,649     372,410       0.0%
*   Hao Tian Development Group, Ltd.                             16,639,200     791,749       0.1%
    Harbour Centre Development, Ltd.                                935,500   1,705,622       0.1%
*   Henry Group Holdings, Ltd.                                      484,000      79,480       0.0%
    High Fashion International, Ltd.                                268,000      68,884       0.0%
    HKBN, Ltd.                                                    2,608,500   2,815,412       0.2%
*   HKR International, Ltd.                                       5,957,536   3,215,250       0.2%
    Hon Kwok Land Investment Co., Ltd.                              388,800     207,789       0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                        124,400     830,887       0.1%
*   Hong Kong Building & Loan Agency, Ltd. (The)                  1,200,000      43,135       0.0%
    Hong Kong Ferry Holdings Co., Ltd.                              855,300     989,252       0.1%
    Hong Kong Shanghai Alliance Holdings, Ltd.                    1,248,002     158,521       0.0%
*   Hong Kong Television Network, Ltd.                            2,787,751     633,770       0.0%
*   HongDa Financial Holding, Ltd.                                2,970,000     110,796       0.0%
#   Hongkong & Shanghai Hotels, Ltd. (The)                        2,098,612   2,461,299       0.2%
    Hongkong Chinese, Ltd.                                        5,038,000     944,803       0.1%
    Hop Hing Group Holdings, Ltd.                                10,176,000     345,930       0.0%
    Hopewell Holdings, Ltd.                                       3,345,000  12,783,103       0.8%
#*  Hsin Chong Group Holdings, Ltd.                              13,109,658     589,891       0.0%
#*  Huarong Investment Stock Corp., Ltd.                            490,000      86,362       0.0%
    Huisheng International Holdings, Ltd.                         3,328,000     198,918       0.0%
    Hung Hing Printing Group, Ltd.                                2,628,000     526,677       0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.        12,042,000   3,558,749       0.2%
*   I-CABLE Communications, Ltd.                                  4,761,000     360,970       0.0%
#   IGG, Inc.                                                     7,821,000  11,867,174       0.7%
*   Imagi International Holdings, Ltd.                            2,142,300     233,734       0.0%
*   International Standard Resources Holdings, Ltd.              15,485,250     165,056       0.0%
*   iOne Holdings, Ltd.                                          14,160,000     509,118       0.0%
    IPE Group, Ltd.                                               3,345,000     873,001       0.1%
*   IRC, Ltd.                                                    10,590,266     408,576       0.0%
    IT, Ltd.                                                      4,344,532   1,835,102       0.1%
    ITC Corp., Ltd.                                               2,839,150     244,492       0.0%
    ITC Properties Group, Ltd.                                    5,487,001   2,142,803       0.1%
*   Jinhui Holdings Co., Ltd.                                       102,000      12,752       0.0%
    Johnson Electric Holdings, Ltd.                               2,290,250   7,042,909       0.4%
    Kader Holdings Co., Ltd.                                         92,000       8,745       0.0%
    Kam Hing International Holdings, Ltd.                         1,830,000     119,829       0.0%
*   Kantone Holdings, Ltd.                                          919,364      74,362       0.0%
    Karrie International Holdings, Ltd.                           1,478,000     212,580       0.0%
    Keck Seng Investments                                           878,600     744,763       0.1%
    Kerry Logistics Network, Ltd.                                 2,186,000   3,077,554       0.2%
    Kingmaker Footwear Holdings, Ltd.                             1,914,955     543,548       0.0%
    Kingston Financial Group, Ltd.                                1,151,000     397,591       0.0%
*   Kong Sun Holdings, Ltd.                                       2,325,000     122,538       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
HONG KONG -- (Continued)
#   Kowloon Development Co., Ltd.                                  2,541,000 $ 2,810,804       0.2%
#*  KuangChi Science, Ltd.                                         2,401,000     955,973       0.1%
*   Kwan On Holdings, Ltd.                                         2,110,000     511,946       0.0%
    Kwoon Chung Bus Holdings, Ltd.                                    44,000      24,092       0.0%
    L'Occitane International SA                                      742,000   1,560,779       0.1%
*   L'sea Resources International Holdings, Ltd.                   5,480,000      70,501       0.0%
    Lai Sun Development Co., Ltd.                                 92,468,345   2,601,349       0.2%
    Lai Sun Garment International, Ltd.                            3,347,156     958,828       0.1%
    Lam Soon Hong Kong, Ltd.                                         302,310     420,447       0.0%
#*  Landing International Development, Ltd.                      264,680,000   2,207,995       0.1%
    Landsea Green Properties Co., Ltd.                               948,000      80,397       0.0%
*   LEAP Holdings Group, Ltd.                                      2,220,000      69,639       0.0%
    Lifestyle International Holdings, Ltd.                         2,021,000   2,883,521       0.2%
*   Lifestyle Properties Development, Ltd.                            68,000      45,291       0.0%
    Lippo China Resources, Ltd.                                   20,922,000     671,948       0.1%
    Lippo, Ltd.                                                    1,161,700     716,091       0.1%
    Lisi Group Holdings, Ltd.                                     10,142,000     834,934       0.1%
#   Liu Chong Hing Investment, Ltd.                                1,299,200   2,050,466       0.1%
#   Luk Fook Holdings International, Ltd.                          3,243,000  11,849,222       0.7%
    Luks Group Vietnam Holdings Co., Ltd.                            514,913     179,947       0.0%
    Lung Kee Bermuda Holdings                                      1,609,875     755,138       0.1%
#*  Macau Legend Development, Ltd.                                17,322,000   3,157,816       0.2%
    Magnificent Hotel Investment, Ltd.                            13,170,000     319,838       0.0%
#   Major Holdings, Ltd.                                             780,000     119,394       0.0%
*   Man Sang International, Ltd.                                     132,000       7,813       0.0%
    Man Wah Holdings, Ltd.                                        13,578,800  11,244,359       0.7%
#*  Mason Financial Holdings, Ltd.                                46,633,399     712,455       0.1%
#   Master Glory Group, Ltd.(BYTP1T9)                             41,810,592   1,095,148       0.1%
    Master Glory Group, Ltd.(BYTP1T9)                                394,860      10,356       0.0%
    Matrix Holdings, Ltd.                                          1,067,414     421,461       0.0%
    Melbourne Enterprises, Ltd.                                       39,500     916,740       0.1%
    Melco International Development, Ltd.                          5,011,000  10,287,907       0.6%
#*  Midland Holdings, Ltd.                                         5,182,000   1,370,654       0.1%
#*  Midland IC&I, Ltd.                                            25,910,000     153,061       0.0%
    Ming Fai International Holdings, Ltd.                          2,148,000     331,267       0.0%
    Miramar Hotel & Investment                                       910,000   1,981,378       0.1%
    Modern Dental Group, Ltd.                                        150,000      57,660       0.0%
*   Mongolian Mining Corp.                                         9,438,000     297,489       0.0%
    NagaCorp, Ltd.                                                11,214,000   6,226,130       0.4%
    Nanyang Holdings, Ltd.                                           133,500     753,451       0.1%
    National Electronic Hldgs                                      2,668,600     384,418       0.0%
*   National United Resources Holdings, Ltd.                      18,280,000     125,261       0.0%
*   Neo-Neon Holdings, Ltd.                                        2,337,500     300,391       0.0%
*   Neptune Group, Ltd.                                            1,105,000      61,035       0.0%
*   NetMind Financial Holdings, Ltd.                             133,296,000     770,299       0.1%
*   New Century Group Hong Kong, Ltd.                             13,351,464     240,049       0.0%
*   NEW Concepts Holdings, Ltd.                                      608,000     273,519       0.0%
*   New Times Energy Corp., Ltd.                                   5,238,600     225,551       0.0%
#   Newocean Energy Holdings, Ltd.                                 8,052,000   2,430,259       0.2%
*   Next Digital, Ltd.                                             4,295,183     193,162       0.0%
*   Nine Express, Ltd.                                            11,388,000     467,801       0.0%
*   O Luxe Holdings, Ltd.                                         11,362,500   1,227,711       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
HONG KONG -- (Continued)
    On Time Logistics Holdings, Ltd.                                498,000 $  243,300       0.0%
#   OP Financial Investments, Ltd.                                  828,000    304,046       0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.        9,759,706    990,711       0.1%
    Orient Overseas International, Ltd.                           1,483,500  7,919,556       0.5%
#   Oriental Watch Holdings                                       3,070,800    714,135       0.1%
*   Pacific Andes International Holdings, Ltd.                   19,435,067     68,462       0.0%
*   Pacific Basin Shipping, Ltd.                                 30,220,000  5,924,990       0.4%
*   Pacific Plywood Holdings, Ltd.                                2,200,000    118,752       0.0%
#   Pacific Textiles Holdings, Ltd.                               6,707,000  7,440,789       0.5%
    Pak Fah Yeow International, Ltd.                                  5,000      2,270       0.0%
    Paliburg Holdings, Ltd.                                       3,104,830  1,096,941       0.1%
*   Pan Asia Environmental Protection Group, Ltd.                   214,000     26,118       0.0%
#*  Paradise Entertainment, Ltd.                                  3,652,000    643,696       0.0%
*   Pearl Oriental Oil, Ltd.                                     11,849,400    375,922       0.0%
*   Pegasus Entertainment Holdings, Ltd.                            664,000     19,255       0.0%
    Pegasus International Holdings, Ltd.                            226,000     35,446       0.0%
    Perfect Shape Beauty Technology, Ltd.                         1,172,000    123,482       0.0%
#   Pico Far East Holdings, Ltd.                                  5,478,000  2,216,909       0.1%
    Playmates Holdings, Ltd.                                        692,000  1,104,511       0.1%
    Playmates Toys, Ltd.                                          6,208,000  1,107,763       0.1%
#   Pokfulam Development Co.                                        234,000    538,000       0.0%
    Polytec Asset Holdings, Ltd.                                 11,323,526    917,805       0.1%
    Public Financial Holdings, Ltd.                               3,102,000  1,435,226       0.1%
    PuraPharm Corp., Ltd.                                           137,000     61,260       0.0%
*   PYI Corp., Ltd.                                              24,147,973    522,452       0.0%
*   Qianhai Health Holdings, Ltd.                                   157,499      1,495       0.0%
    Raymond Industrial, Ltd.                                         30,400      4,373       0.0%
#   Regal Hotels International Holdings, Ltd.                     2,871,800  1,899,913       0.1%
*   Regent Pacific Group, Ltd.                                    1,470,000     76,439       0.0%
#   Regina Miracle International Holdings, Ltd.                   1,028,000    803,482       0.1%
#*  Rentian Technology Holdings, Ltd.                             9,610,000    525,250       0.0%
    Rivera Holdings, Ltd.                                         5,710,000    484,381       0.0%
*   Runway Global Holdings Co., Ltd.                                588,000     74,845       0.0%
    SA SA International Holdings, Ltd.                           11,234,688  4,807,479       0.3%
    Safety Godown Co., Ltd.                                         400,000    973,875       0.1%
    SAS Dragon Holdings, Ltd.                                     2,120,000    504,778       0.0%
#   SEA Holdings, Ltd.                                            1,172,000  2,943,494       0.2%
*   SEEC Media Group, Ltd.                                        6,100,000     86,936       0.0%
    Shangri-La Asia, Ltd.                                           360,000    515,234       0.0%
#   Shenwan Hongyuan HK, Ltd.                                     4,201,250  1,617,372       0.1%
*   Shougang Concord Grand Group, Ltd.                            1,158,000     36,468       0.0%
    Shun Ho Property Investments, Ltd.                            1,254,757    475,914       0.0%
*   Shun Tak Holdings, Ltd.                                      13,985,419  5,103,420       0.3%
*   Silver base Group Holdings, Ltd.                              3,641,515    231,633       0.0%
*   Sincere Watch Hong Kong, Ltd.                                 4,450,000    108,626       0.0%
    Sing Tao News Corp., Ltd.                                     1,974,000    261,177       0.0%
#*  Singamas Container Holdings, Ltd.                            11,232,000  1,920,043       0.1%
    SIS International Holdings                                       34,000     17,921       0.0%
    SITC International Holdings Co., Ltd.                         1,906,000  1,365,311       0.1%
    Sitoy Group Holdings, Ltd.                                    1,409,000    287,813       0.0%
    Sky Light Holdings, Ltd.                                        224,000     60,921       0.0%
#*  Skyway Securities Group, Ltd.                                12,270,000    646,082       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
HONG KONG -- (Continued)
    SmarTone Telecommunications Holdings, Ltd.                    3,918,031 $ 5,487,071       0.3%
*   SOCAM Development, Ltd.                                       1,744,771     472,867       0.0%
*   Solartech International Holdings, Ltd.                       11,280,000     645,346       0.0%
*   Solomon Systech International, Ltd.                          10,100,000     486,626       0.0%
    Soundwill Holdings, Ltd.                                        552,000   1,363,955       0.1%
*   South China Assets Holdings, Ltd.                             1,679,170      12,924       0.0%
*   South China Financial Holdings, Ltd.                         16,950,000     143,596       0.0%
*   South China Holdings Co., Ltd.                               17,774,503     734,220       0.1%
    Stella International Holdings, Ltd.                           1,749,000   3,039,819       0.2%
*   Stelux Holdings International, Ltd.                           3,011,400     216,683       0.0%
    Strong Petrochemical Holdings, Ltd.                             378,000      32,026       0.0%
*   Success Universe Group, Ltd.                                  6,716,000     191,475       0.0%
    Sun Hing Vision Group Holdings, Ltd.                            358,000     130,400       0.0%
    Sun Hung Kai & Co., Ltd.                                      4,771,429   3,548,630       0.2%
    Sunwah Kingsway Capital Holdings, Ltd.                        7,690,000     122,490       0.0%
#   TAI Cheung Holdings, Ltd.                                     2,114,000   1,988,188       0.1%
    Tai Sang Land Development, Ltd.                                 781,910     512,228       0.0%
*   Tai United Holdings, Ltd.                                       110,000      17,805       0.0%
*   Talent Property Group, Ltd.                                  14,355,000     234,211       0.0%
#   Tan Chong International, Ltd.                                 1,176,000     364,469       0.0%
    Tao Heung Holdings, Ltd.                                      1,166,000     319,185       0.0%
    Television Broadcasts, Ltd.                                   2,183,300   8,392,612       0.5%
*   Termbray Industries International Holdings, Ltd.              2,304,900     180,596       0.0%
    Tern Properties Co., Ltd.                                        51,200      31,595       0.0%
#   Texwinca Holdings, Ltd.                                       6,986,000   4,676,750       0.3%
    Tian Teck Land, Ltd.                                          1,024,000   1,154,561       0.1%
    TK Group Holdings, Ltd.                                          70,000      23,387       0.0%
*   Tom Group, Ltd.                                                 802,000     192,572       0.0%
#   Town Health International Medical Group, Ltd.                 2,672,000     422,374       0.0%
    Tradelink Electronic Commerce, Ltd.                           5,562,000   1,136,288       0.1%
#   Transport International Holdings, Ltd.                        1,298,941   4,039,588       0.3%
#*  Trinity, Ltd.                                                 8,046,000     579,189       0.0%
*   Tristate Holdings, Ltd.                                         100,000      21,214       0.0%
*   TSC Group Holdings, Ltd.                                      3,386,000     347,831       0.0%
#   Tsui Wah Holdings, Ltd.                                       1,840,000     288,218       0.0%
*   United Laboratories International Holdings, Ltd. (The)        5,776,000   3,621,601       0.2%
*   Universal Technologies Holdings, Ltd.                         7,410,000     252,336       0.0%
*   Up Energy Development Group, Ltd.                             3,929,000      12,224       0.0%
    Upbest Group, Ltd.                                               72,000      10,442       0.0%
*   Value Convergence Holdings, Ltd.                              3,156,000     624,418       0.0%
    Vanke Property Overseas, Ltd.                                    49,000      31,001       0.0%
    Vantage International Holdings, Ltd.                          3,160,000     466,260       0.0%
    Varitronix International, Ltd.                                2,769,293   1,313,370       0.1%
    Vedan International Holdings, Ltd.                            3,360,000     409,721       0.0%
    Victory City International Holdings, Ltd.                    24,573,660     852,659       0.1%
#   Vitasoy International Holdings, Ltd.                          5,537,000  10,929,571       0.7%
*   VS International Group, Ltd.                                    488,000      21,331       0.0%
#   VST Holdings, Ltd.                                            5,221,600   1,818,215       0.1%
    VTech Holdings, Ltd.                                            854,500  10,821,392       0.7%
    Wai Kee Holdings, Ltd.                                        7,640,738   3,716,184       0.2%
    Wang On Group, Ltd.                                           5,160,000      46,443       0.0%
    Win Hanverky Holdings, Ltd.                                   2,734,000     400,148       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
HONG KONG -- (Continued)
*   Winfull Group Holdings, Ltd.                                  9,512,000 $    232,414       0.0%
    Wing On Co. International, Ltd.                                 759,000    2,541,954       0.2%
    Wing Tai Properties, Ltd.                                     1,923,331    1,273,273       0.1%
    Wonderful Sky Financial Group Holdings, Ltd.                    832,000      226,519       0.0%
    Wong's International Holdings, Ltd.                             737,641      309,178       0.0%
    Wong's Kong King International                                  322,000       36,197       0.0%
    Xinyi Glass Holdings, Ltd.                                   17,658,000   15,647,317       1.0%
    Yangtzekiang Garment, Ltd.                                      606,500      225,624       0.0%
*   Yat Sing Holdings, Ltd.                                         190,000       98,672       0.0%
*   Yau Lee Holdings, Ltd.                                          424,000       58,250       0.0%
    Yeebo International Holdings, Ltd.                            2,890,000    1,396,185       0.1%
    YGM Trading, Ltd.                                               447,000      477,074       0.0%
*   YT Realty Group, Ltd.                                           749,000      225,435       0.0%
    Yugang International, Ltd.                                   90,818,000    1,995,664       0.1%
                                                                            ------------      ----
TOTAL HONG KONG                                                              477,173,629      29.1%
                                                                            ------------      ----
NEW ZEALAND -- (6.8%)
#*  a2 Milk Co., Ltd.                                             2,232,826    5,176,974       0.3%
    Abano Healthcare Group, Ltd.                                     30,725      182,697       0.0%
    Air New Zealand, Ltd.                                         3,693,701    6,463,723       0.4%
    Arvida Group, Ltd.                                               66,892       59,280       0.0%
    Briscoe Group, Ltd.                                               2,235        6,243       0.0%
    Chorus, Ltd.                                                  2,223,591    6,849,608       0.4%
    Colonial Motor Co., Ltd. (The)                                  144,588      765,481       0.1%
    Comvita, Ltd.                                                     2,780       13,374       0.0%
    Contact Energy, Ltd.                                          2,185,084    7,816,404       0.5%
    EBOS Group, Ltd.                                                451,590    5,668,294       0.4%
    Freightways, Ltd.                                               974,609    5,008,328       0.3%
    Genesis Energy, Ltd.                                            968,338    1,418,535       0.1%
    Hallenstein Glasson Holdings, Ltd.                              242,445      536,069       0.0%
    Heartland Bank, Ltd.                                            907,605    1,032,836       0.1%
    Infratil, Ltd.                                                3,268,694    6,621,078       0.4%
    Kathmandu Holdings, Ltd.                                        704,766      969,777       0.1%
#   Mainfreight, Ltd.                                               539,049    8,177,745       0.5%
    Methven, Ltd.                                                    93,877       77,331       0.0%
    Metlifecare, Ltd.                                               600,280    2,393,151       0.2%
    Metro Performance Glass, Ltd.                                    49,156       46,601       0.0%
    Millennium & Copthorne Hotels New Zealand, Ltd.                 395,725      785,194       0.1%
    New Zealand Oil & Gas, Ltd.                                   1,659,791      707,746       0.0%
    New Zealand Refining Co., Ltd. (The)                            616,799      989,424       0.1%
    NZME, Ltd.                                                      945,851      584,716       0.0%
    NZX, Ltd.                                                       952,265      699,759       0.0%
    Opus International Consultants, Ltd.                             12,925        9,225       0.0%
*   Orion Health Group, Ltd.                                          4,001        3,846       0.0%
*   Pacific Edge, Ltd.                                              442,720      179,637       0.0%
    PGG Wrightson, Ltd.                                             999,976      385,197       0.0%
#   Port of Tauranga, Ltd.                                        2,576,525    7,266,785       0.4%
    Restaurant Brands New Zealand, Ltd.                             593,355    2,166,943       0.1%
*   Rubicon, Ltd.                                                 1,442,620      222,136       0.0%
    Ryman Healthcare, Ltd.                                        1,373,542    8,135,375       0.5%
    Sanford, Ltd.                                                   382,357    1,912,776       0.1%
    Scales Corp., Ltd.                                               53,761      122,179       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
NEW ZEALAND -- (Continued)
    Scott Technology, Ltd.                                          45,734 $     95,435       0.0%
#   Skellerup Holdings, Ltd.                                       563,985      584,705       0.0%
    SKY Network Television, Ltd.                                 2,080,268    5,510,020       0.3%
    SKYCITY Entertainment Group, Ltd.                            5,292,424   15,824,989       1.0%
    Steel & Tube Holdings, Ltd.                                    441,625      729,952       0.0%
    Summerset Group Holdings, Ltd.                                 726,765    2,593,966       0.2%
    Tilt Renewables, Ltd.                                           87,581      129,602       0.0%
    Tourism Holdings, Ltd.                                         387,215      980,930       0.1%
    Tower, Ltd.                                                    887,040      742,671       0.0%
    Trade Me Group, Ltd.                                         1,783,440    6,494,289       0.4%
    Trustpower, Ltd.                                               142,383      469,445       0.0%
    Vector, Ltd.                                                 1,381,288    3,063,911       0.2%
    Warehouse Group, Ltd. (The)                                    698,604    1,011,329       0.1%
*   Xero, Ltd.                                                     198,644    2,963,933       0.2%
#   Z Energy, Ltd.                                                 365,111    1,868,470       0.1%
                                                                           ------------       ---
TOTAL NEW ZEALAND                                                           126,518,114       7.7%
                                                                           ------------       ---
SINGAPORE -- (11.3%)
*   Abterra, Ltd.                                                  531,800      131,871       0.0%
    Accordia Golf Trust                                          3,087,100    1,645,765       0.1%
    Amara Holdings, Ltd.                                           922,800      376,807       0.0%
    Ascendas India Trust                                         1,466,300    1,208,338       0.1%
*   ASL Marine Holdings, Ltd.                                      278,850       27,301       0.0%
    Baker Technology, Ltd.                                         289,580      134,643       0.0%
#*  Banyan Tree Holdings, Ltd.                                   1,022,900      392,282       0.0%
#   Best World International, Ltd.                               1,033,625    1,862,146       0.1%
    Bonvests Holdings, Ltd.                                        950,000      903,768       0.1%
*   Boustead Projects, Ltd.                                        497,612      304,549       0.0%
    Boustead Singapore, Ltd.                                     1,827,636    1,164,286       0.1%
    Breadtalk Group, Ltd.                                          894,200      863,868       0.1%
#   Broadway Industrial Group, Ltd.                                835,330       85,307       0.0%
#   Bukit Sembawang Estates, Ltd.                                  641,803    2,747,623       0.2%
    Bund Center Investment, Ltd.                                   659,825      379,857       0.0%
#   Centurion Corp., Ltd.                                          825,900      257,290       0.0%
#   China Aviation Oil Singapore Corp., Ltd.                     2,336,199    2,707,198       0.2%
    China Sunsine Chemical Holdings, Ltd.                           67,200       38,544       0.0%
    Chip Eng Seng Corp., Ltd.                                    3,445,300    1,821,914       0.1%
    Chuan Hup Holdings, Ltd.                                     3,853,500      703,187       0.1%
    CITIC Envirotech, Ltd.                                         202,800      113,710       0.0%
#*  Cityneon Holdings, Ltd.                                        486,200      313,154       0.0%
    Civmec, Ltd.                                                   162,700       76,397       0.0%
#*  COSCO Shipping International Singapore Co,. Ltd.             8,095,300    1,653,350       0.1%
*   Creative Technology, Ltd.                                      272,200      194,939       0.0%
    CSE Global, Ltd.                                             3,443,600    1,281,986       0.1%
#*  CWT, Ltd.                                                    1,799,000    2,952,338       0.2%
#   Del Monte Pacific, Ltd.                                      2,363,364      567,759       0.0%
#   Delfi, Ltd.                                                    788,500    1,292,444       0.1%
*   DMX Technologies Group, Ltd.                                 2,096,000       30,260       0.0%
    Duty Free International, Ltd.                                   42,700       12,843       0.0%
*   Dyna-Mac Holdings, Ltd.                                      2,007,300      215,349       0.0%
    Elec & Eltek International Co., Ltd.                           147,000      214,821       0.0%
    EnGro Corp., Ltd.                                              354,000      239,034       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
SINGAPORE -- (Continued)
#*  Ezion Holdings, Ltd.                                         12,591,378 $2,696,447       0.2%
#*  Ezra Holdings, Ltd.                                          19,242,923    151,503       0.0%
*   Falcon Energy Group, Ltd.                                     1,910,000    150,583       0.0%
    Far East Orchard, Ltd.                                        1,074,985  1,255,550       0.1%
#   First Resources, Ltd.                                         4,935,500  6,617,806       0.4%
*   First Ship Lease Trust                                          160,900     11,862       0.0%
    First Sponsor Group, Ltd.                                       440,661    419,309       0.0%
    Food Empire Holdings, Ltd.                                    1,418,200    558,385       0.0%
    Fragrance Group, Ltd.                                         6,077,000    727,739       0.1%
    Frasers Centrepoint, Ltd.                                       516,700    702,416       0.0%
    Fu Yu Corp., Ltd.                                             1,622,200    278,494       0.0%
#*  Gallant Venture, Ltd.                                         4,992,500    491,696       0.0%
*   Geo Energy Resources, Ltd.                                    1,750,000    406,465       0.0%
    GK Goh Holdings, Ltd.                                         1,484,065    952,040       0.1%
    GL, Ltd.                                                      3,401,300  1,887,365       0.1%
    Golden Agri-Resources, Ltd.                                  21,616,800  5,561,110       0.3%
    GP Batteries International, Ltd.                                235,000    138,538       0.0%
    GP Industries, Ltd.                                           2,567,609  1,094,799       0.1%
    GSH Corp., Ltd.                                                  60,860     22,208       0.0%
    GuocoLand, Ltd.                                                 827,514  1,081,137       0.1%
#*  Halcyon Agri Corp., Ltd.                                      1,695,148    757,421       0.1%
    Hanwell Holdings, Ltd.                                        1,842,619    403,577       0.0%
    Haw Par Corp., Ltd.                                              51,000    372,644       0.0%
#   Health Management International, Ltd.                         1,380,330    603,580       0.0%
    Hi-P International, Ltd.                                      1,271,600    628,353       0.0%
    Hiap Hoe, Ltd.                                                  498,000    249,117       0.0%
    Ho Bee Land, Ltd.                                             1,604,700  2,800,226       0.2%
    Hong Fok Corp., Ltd.                                          3,551,394  2,062,788       0.1%
    Hong Leong Asia, Ltd.                                           716,300    572,388       0.0%
#   Hong Leong Finance, Ltd.                                        123,300    247,240       0.0%
    Hotel Grand Central, Ltd.                                     1,461,261  1,495,202       0.1%
    Hour Glass, Ltd. (The)                                        1,814,832    897,562       0.1%
    Hutchison Port Holdings Trust                                 2,064,500    835,767       0.1%
    Hwa Hong Corp., Ltd.                                          2,123,500    477,595       0.0%
#   Hyflux, Ltd.                                                  3,262,300  1,295,734       0.1%
    Indofood Agri Resources, Ltd.                                 3,432,100  1,199,293       0.1%
*   InnoTek, Ltd.                                                   408,900    113,908       0.0%
*   IPC Corp., Ltd.                                                 225,970     80,311       0.0%
    Isetan Singapore, Ltd.                                          119,000    331,373       0.0%
#   Japfa, Ltd.                                                   2,179,700    944,450       0.1%
    k1 Ventures, Ltd.                                             1,005,220    517,913       0.0%
    Keppel Infrastructure Trust                                   7,667,932  2,855,046       0.2%
#   Keppel Telecommunications & Transportation, Ltd.              1,369,300  1,754,424       0.1%
    Koh Brothers Group, Ltd.                                      1,432,000    312,223       0.0%
#*  KrisEnergy, Ltd.                                              1,190,300    133,521       0.0%
    KSH Holdings, Ltd.                                              124,700     77,205       0.0%
    Lian Beng Group, Ltd.                                         2,253,500    968,641       0.1%
    Low Keng Huat Singapore, Ltd.                                   889,800    416,314       0.0%
    Lum Chang Holdings, Ltd.                                      1,094,030    276,319       0.0%
#   M1, Ltd.                                                      2,667,000  4,142,683       0.3%
#   Mandarin Oriental International, Ltd.                           264,900    378,545       0.0%
*   Mermaid Maritime PCL                                            274,000     37,064       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
SINGAPORE -- (Continued)
    Metro Holdings, Ltd.                                          2,725,692 $ 2,252,752       0.1%
    Mewah International, Inc.                                        89,000      21,304       0.0%
    Midas Holdings, Ltd.                                          8,558,700   1,378,115       0.1%
*   Nam Cheong, Ltd.                                              7,506,340      91,125       0.0%
    Nera Telecommunications, Ltd.                                 1,143,400     314,646       0.0%
    New Toyo International Holdings, Ltd.                         1,624,000     337,285       0.0%
#*  Noble Group, Ltd.                                            75,184,800   7,684,816       0.5%
    NSL, Ltd.                                                       409,900     431,361       0.0%
    Olam International, Ltd.                                        290,300     396,971       0.0%
    OUE, Ltd.                                                     1,996,500   2,928,348       0.2%
#   Overseas Education, Ltd.                                         65,300      17,665       0.0%
#   Oxley Holdings, Ltd.                                          1,882,900     767,647       0.1%
    Pacc Offshore Services Holdings, Ltd.                           516,900     122,185       0.0%
    Pan-United Corp., Ltd.                                        1,948,600   1,025,591       0.1%
    Penguin International, Ltd.                                     446,032      89,085       0.0%
    Perennial Real Estate Holdings, Ltd.                             97,800      61,961       0.0%
#   Q&M Dental Group Singapore, Ltd.                              2,188,300   1,126,994       0.1%
    QAF, Ltd.                                                     1,359,162   1,303,352       0.1%
*   Raffles Education Corp., Ltd.                                 4,176,710     598,027       0.0%
#   Raffles Medical Group, Ltd.                                   4,704,473   4,712,278       0.3%
    RHT Health Trust                                              2,698,700   1,825,924       0.1%
*   Rickmers Maritime                                             1,008,350      14,074       0.0%
#   Riverstone Holdings, Ltd.                                     1,089,000     689,524       0.0%
    Rotary Engineering, Ltd.                                      1,499,400     418,213       0.0%
#*  Rowsley, Ltd.                                                 1,998,900     122,821       0.0%
    Roxy-Pacific Holdings, Ltd.                                     297,500     107,969       0.0%
    San Teh, Ltd.                                                   248,387      38,454       0.0%
    SATS, Ltd.                                                    2,695,900   9,830,591       0.6%
    SBS Transit, Ltd.                                               926,200   1,788,764       0.1%
#   SembCorp Industries, Ltd.                                     3,431,700   7,435,504       0.5%
#   SembCorp Marine, Ltd.                                         3,524,400   4,102,789       0.3%
    Sheng Siong Group, Ltd.                                       4,266,400   2,991,973       0.2%
#   SHS Holdings, Ltd.                                            2,304,100     395,544       0.0%
    SIA Engineering Co., Ltd.                                       250,100     669,310       0.0%
#*  SIIC Environment Holdings, Ltd.                               4,553,020   1,727,179       0.1%
#   Sinarmas Land, Ltd.                                           6,897,100   2,245,202       0.1%
    Sing Holdings, Ltd.                                           1,150,700     300,612       0.0%
    Sing Investments & Finance, Ltd.                                297,675     315,537       0.0%
#   Singapore Post, Ltd.                                         10,740,900  10,598,792       0.7%
    Singapore Reinsurance Corp., Ltd.                             1,514,530     340,234       0.0%
    Singapore Shipping Corp., Ltd.                                1,640,700     323,516       0.0%
*   Singapura Finance, Ltd.                                         348,124     271,591       0.0%
#   Sino Grandness Food Industry Group, Ltd.                      4,336,435     744,052       0.1%
    Stamford Land Corp., Ltd.                                     3,188,100   1,224,019       0.1%
#   StarHub, Ltd.                                                   676,100   1,348,190       0.1%
    Straco Corp., Ltd.                                              130,000      76,260       0.0%
    Sunningdale Tech, Ltd.                                          793,060     963,611       0.1%
*   SunVic Chemical Holdings, Ltd.                                1,137,845      71,596       0.0%
#*  Swiber Holdings, Ltd.                                         2,895,250      84,755       0.0%
*   Tat Hong Holdings, Ltd.                                       2,662,560     761,525       0.1%
    Tiong Woon Corp. Holding, Ltd.                                  228,100      44,508       0.0%
#   Tuan Sing Holdings, Ltd.                                      4,167,162     972,449       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
SINGAPORE -- (Continued)
     UMS Holdings, Ltd.                                            2,656,700 $    1,814,685        0.1%
     United Engineers, Ltd.                                        3,272,728      6,739,184        0.4%
#    United Industrial Corp., Ltd.                                   131,352        297,061        0.0%
     United Overseas Insurance, Ltd.                                 181,850        687,987        0.0%
     UOB-Kay Hian Holdings, Ltd.                                   1,955,133      1,974,089        0.1%
#    UOL Group, Ltd.                                               2,062,964     10,685,015        0.7%
#    UPP Holdings, Ltd.                                            3,076,900        638,667        0.0%
     Valuetronics Holdings, Ltd.                                   1,659,500        967,568        0.1%
     Venture Corp., Ltd.                                           1,994,100     17,403,323        1.1%
#    Vibrant Group, Ltd.                                           1,974,019        544,925        0.0%
     Vicom, Ltd.                                                     119,500        490,828        0.0%
     Wee Hur Holdings, Ltd.                                        2,670,400        458,896        0.0%
     Wheelock Properties Singapore, Ltd.                           1,916,900      2,556,958        0.2%
     Wing Tai Holdings, Ltd.                                       3,573,667      4,831,419        0.3%
     Yeo Hiap Seng, Ltd.                                             223,731        217,493        0.0%
     YHI International, Ltd.                                         176,200         42,553        0.0%
*    Yongnam Holdings, Ltd.                                        2,977,200        436,702        0.0%
#*   Yuuzoo Corp., Ltd.                                            4,202,500        240,103        0.0%
     Zhongmin Baihui Retail Group, Ltd.                               26,900         20,982        0.0%
                                                                             --------------      -----
TOTAL SINGAPORE                                                                 209,913,835       12.8%
                                                                             --------------      -----
TOTAL COMMON STOCKS                                                           1,626,883,670       99.1%
                                                                             --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*    Centrebet International, Ltd. Claim Units Rights                 81,336             --        0.0%
*    Centrebet International, Ltd. Litigation Rights                  81,336             --        0.0%
                                                                             --------------      -----
TOTAL AUSTRALIA                                                                          --        0.0%
                                                                             --------------      -----
HONG KONG -- (0.0%)
*    Enviro Energy International Holdings, Ltd. Warrants 11/17/16  1,171,800             --        0.0%
*    International Standard Resources Holdings, Ltd. Warrants
       5/10/18                                                     3,097,050             --        0.0%
                                                                             --------------      -----
TOTAL HONG KONG                                                                          --        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                                    --        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   1,626,883,670
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@ DFA Short Term Investment Fund                               19,833,334    229,531,178       14.0%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,878,880,317)                          $1,856,414,848      113.1%
                                                                             ==============      =====

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                          LEVEL 1      LEVEL 2       LEVEL 3     TOTAL
                                         ---------- -------------- --------- --------------
Common Stocks
   Australia                                     -- $  811,404,694      --   $  811,404,694
   China                                         --      1,873,398      --        1,873,398
   Hong Kong                             $1,932,166    475,241,463      --      477,173,629
   New Zealand                                   --    126,518,114      --      126,518,114
   Singapore                                     --    209,913,835      --      209,913,835
Securities Lending Collateral                    --    229,531,178      --      229,531,178
                                         ---------- --------------  ------   --------------
TOTAL                                    $1,932,166 $1,854,482,682      --   $1,856,414,848
                                         ========== ==============  ======   ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
COMMON STOCKS -- (95.1%)
Consumer Discretionary -- (19.4%)
    4imprint Group P.L.C.                                           97,925 $ 2,258,198       0.1%
    888 Holdings P.L.C.                                          1,003,090   3,627,527       0.2%
    AA P.L.C.                                                    3,212,873  10,875,947       0.5%
    B&M European Value Retail SA                                 3,475,343  15,166,218       0.7%
    Bellway P.L.C.                                                 669,602  24,678,497       1.2%
    Berkeley Group Holdings P.L.C.                                 262,704  11,080,188       0.5%
    Bloomsbury Publishing P.L.C.                                   274,093     607,874       0.0%
    Bovis Homes Group P.L.C.                                       921,633  10,989,509       0.5%
    Card Factory P.L.C.                                            805,821   3,383,114       0.2%
#*  Carpetright P.L.C.                                              95,402     278,352       0.0%
#   Centaur Media P.L.C.                                           537,905     318,258       0.0%
    Cineworld Group P.L.C.                                       1,228,419  11,200,458       0.5%
    Connect Group P.L.C.                                         1,312,384   2,142,715       0.1%
    Crest Nicholson Holdings P.L.C.                              1,472,011  11,514,045       0.5%
    Daily Mail & General Trust P.L.C. Class A                    1,314,134  12,176,706       0.6%
    Debenhams P.L.C.                                             6,786,832   4,501,126       0.2%
    DFS Furniture P.L.C.                                           103,666     368,362       0.0%
    Dignity P.L.C.                                                 251,989   8,136,300       0.4%
    Dixons Carphone P.L.C.                                       1,112,259   4,831,666       0.2%
    Domino's Pizza Group P.L.C.                                  2,536,833  10,854,853       0.5%
    Dunelm Group P.L.C.                                            384,367   3,020,968       0.1%
*   EI Group P.L.C.                                              3,243,847   5,875,559       0.3%
    Entertainment One, Ltd.                                        964,470   3,089,317       0.1%
    Euromoney Institutional Investor P.L.C.                        282,895   3,831,090       0.2%
*   Findel P.L.C.                                                  239,314     620,001       0.0%
    Fuller Smith & Turner P.L.C. Class A                           134,418   1,765,414       0.1%
*   Future P.L.C.                                                   52,125     117,422       0.0%
    Games Workshop Group P.L.C.                                    100,305   1,266,663       0.1%
    Greene King P.L.C.                                           1,786,209  17,382,557       0.8%
    GVC Holdings P.L.C.                                          1,254,675  12,132,850       0.6%
    Gym Group P.L.C. (The)                                          54,813     130,165       0.0%
    Halfords Group P.L.C.                                        1,155,920   5,594,201       0.3%
    Headlam Group P.L.C.                                           417,517   3,466,910       0.2%
    Henry Boot P.L.C.                                              417,992   1,359,770       0.1%
    Huntsworth P.L.C.                                              938,084     574,099       0.0%
    Inchcape P.L.C.                                              2,190,976  24,237,663       1.1%
    ITE Group P.L.C.                                             1,532,231   3,515,098       0.2%
#   J D Wetherspoon P.L.C.                                         481,928   6,209,291       0.3%
*   Jackpotjoy P.L.C.                                               11,913      87,677       0.0%
    JD Sports Fashion P.L.C.                                     2,325,390  13,409,121       0.6%
*   Jimmy Choo P.L.C.                                              298,644     734,895       0.0%
    John Menzies P.L.C.                                            476,310   4,268,967       0.2%
    Ladbrokes Coral Group P.L.C                                  5,357,119   9,081,732       0.4%
    Laura Ashley Holdings P.L.C.                                 1,465,488     265,603       0.0%
    Lookers P.L.C.                                               1,876,000   3,154,237       0.1%
    Marston's P.L.C.                                             3,644,221   6,747,087       0.3%
    McCarthy & Stone P.L.C.                                        773,298   1,844,850       0.1%
    Millennium & Copthorne Hotels P.L.C.                         1,000,376   5,836,593       0.3%
    Mitchells & Butlers P.L.C.                                   1,157,232   3,976,678       0.2%
    MJ Gleeson P.L.C.                                              189,171   1,645,245       0.1%
*   Mothercare P.L.C.                                              639,352   1,038,608       0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Discretionary -- (Continued)
    N Brown Group P.L.C.                                           888,335 $  2,744,629       0.1%
#*  Ocado Group P.L.C.                                           2,584,145    8,400,638       0.4%
    Pendragon P.L.C.                                             6,827,710    3,094,711       0.1%
#   Pets at Home Group P.L.C.                                    1,313,073    3,190,476       0.2%
    Photo-Me International P.L.C.                                1,188,523    2,674,896       0.1%
*   Punch Taverns P.L.C.                                           133,442      302,855       0.0%
    Rank Group P.L.C.                                              695,741    1,927,821       0.1%
    Redrow P.L.C.                                                1,386,677   10,358,918       0.5%
    Restaurant Group P.L.C. (The)                                1,177,060    5,330,230       0.3%
*   Sportech P.L.C.                                                371,065      489,578       0.0%
#*  Sports Direct International P.L.C.                             940,960    3,736,576       0.2%
    SSP Group P.L.C.                                             1,668,060    9,612,843       0.5%
    STV Group P.L.C.                                                 4,868       23,358       0.0%
    SuperGroup P.L.C.                                              285,421    5,892,711       0.3%
    Tarsus Group P.L.C.                                            207,820      793,768       0.0%
    Ted Baker P.L.C.                                               153,478    5,550,956       0.3%
    Thomas Cook Group P.L.C.                                     8,618,569   10,684,674       0.5%
    Topps Tiles P.L.C.                                             925,429    1,243,284       0.1%
    Trinity Mirror P.L.C.                                        1,714,822    2,439,268       0.1%
    UBM P.L.C.                                                   2,051,912   18,872,206       0.9%
    Vitec Group P.L.C. (The)                                       159,712    1,763,232       0.1%
    WH Smith P.L.C.                                                680,498   15,585,586       0.7%
    William Hill P.L.C.                                          4,310,927   16,379,107       0.8%
                                                                           ------------      ----
Total Consumer Discretionary                                                426,362,565      20.1%
                                                                           ------------      ----
Consumer Staples -- (5.1%)
    A.G. Barr P.L.C.                                               632,197    5,081,075       0.2%
    Anglo-Eastern Plantations P.L.C.                               104,452      995,365       0.1%
    Booker Group P.L.C.                                          8,370,700   21,029,486       1.0%
    Britvic P.L.C.                                               1,321,646   11,371,152       0.5%
    Cranswick P.L.C.                                               269,159    9,348,177       0.4%
#   Dairy Crest Group P.L.C.                                       814,795    6,058,310       0.3%
    Devro P.L.C.                                                   930,843    2,390,135       0.1%
    Greencore Group P.L.C.                                       3,643,038   10,754,374       0.5%
    Greggs P.L.C.                                                  567,823    7,910,583       0.4%
    Hilton Food Group P.L.C.                                        32,989      329,338       0.0%
    McBride P.L.C.                                               1,019,991    2,549,647       0.1%
    McColl's Retail Group P.L.C.                                    22,532       60,383       0.0%
*   Premier Foods P.L.C.                                         4,724,268    2,620,050       0.1%
    PZ Cussons P.L.C.                                            1,448,927    6,287,015       0.3%
*   REA Holdings P.L.C.                                             50,639      232,346       0.0%
    Stock Spirits Group P.L.C.                                     703,552    1,596,735       0.1%
    Tate & Lyle P.L.C.                                           2,479,497   24,315,771       1.2%
                                                                           ------------      ----
Total Consumer Staples                                                      112,929,942       5.3%
                                                                           ------------      ----
Energy -- (4.6%)
    Amec Foster Wheeler P.L.C.                                   2,037,469   14,304,490       0.7%
    Anglo Pacific Group P.L.C.                                     778,136    1,178,408       0.1%
*   Cairn Energy P.L.C.                                          3,678,960    9,253,827       0.4%
#*  EnQuest P.L.C.                                               6,129,232    3,029,083       0.2%
#*  Gulf Keystone Petroleum, Ltd.                                  118,761      170,897       0.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Energy -- (Continued)
    Gulf Marine Services P.L.C.                                    108,329 $    100,467       0.0%
    Hunting P.L.C.                                                 876,016    6,373,020       0.3%
    James Fisher & Sons P.L.C.                                     266,068    5,531,321       0.3%
    John Wood Group P.L.C.                                       1,951,303   19,181,450       0.9%
*   Lamprell P.L.C.                                              1,137,514    1,561,563       0.1%
*   Nostrum Oil & Gas P.L.C.                                        51,079      296,518       0.0%
*   Ophir Energy P.L.C.                                          4,403,732    4,898,483       0.2%
    Petrofac, Ltd.                                               1,280,913   13,499,563       0.6%
#*  Premier Oil P.L.C.                                           3,029,094    2,439,853       0.1%
    Soco International P.L.C.                                    1,169,249    2,216,244       0.1%
    Stobart Group, Ltd.                                          1,059,003    3,067,263       0.2%
#*  Tullow Oil P.L.C.                                            5,009,214   13,590,053       0.6%
                                                                           ------------       ---
Total Energy                                                                100,692,503       4.8%
                                                                           ------------       ---
Financials -- (13.6%)
    Aberdeen Asset Management P.L.C.                             2,018,888    7,294,859       0.3%
*   Aldermore Group P.L.C.                                         825,889    2,765,540       0.1%
    Arrow Global Group P.L.C.                                      875,246    4,148,590       0.2%
    Ashmore Group P.L.C.                                         1,963,444    8,849,772       0.4%
    Beazley P.L.C.                                               2,787,563   15,881,056       0.7%
    BGEO Group P.L.C.                                              216,614   10,081,090       0.5%
    Brewin Dolphin Holdings P.L.C.                               1,582,577    6,694,875       0.3%
    Charles Stanley Group P.L.C.                                   122,025      497,692       0.0%
    Charles Taylor P.L.C.                                          192,071      578,720       0.0%
    Chesnara P.L.C.                                                674,757    3,342,782       0.2%
    Close Brothers Group P.L.C.                                    794,193   17,400,275       0.8%
*   CYBG P.L.C.                                                    940,678    3,434,199       0.2%
    esure Group P.L.C.                                           1,478,561    4,697,428       0.2%
    Hansard Global P.L.C.                                           16,468       18,594       0.0%
    Hastings Group Holdings P.L.C.                                 294,477    1,152,586       0.1%
#   Henderson Group P.L.C.                                       5,628,395   16,835,060       0.8%
    Hiscox, Ltd.                                                 1,520,623   22,299,635       1.1%
    IG Group Holdings P.L.C.                                     1,792,534   12,621,431       0.6%
    Intermediate Capital Group P.L.C.                            1,383,225   14,000,597       0.7%
    International Personal Finance P.L.C.                        1,088,952    2,265,000       0.1%
#*  IP Group P.L.C.                                              1,804,430    3,268,322       0.2%
    Jardine Lloyd Thompson Group P.L.C.                            644,796    9,155,871       0.4%
    JRP Group P.L.C.                                             1,668,330    2,684,586       0.1%
    Jupiter Fund Management P.L.C.                               2,227,194   13,699,960       0.6%
    Lancashire Holdings, Ltd.                                    1,117,647    9,871,650       0.5%
    Man Group P.L.C.                                             9,049,878   18,010,333       0.8%
    NEX Group P.L.C.                                             1,643,215   13,117,142       0.6%
    Novae Group P.L.C.                                             324,392    2,618,017       0.1%
#   OneSavings Bank P.L.C.                                         606,777    3,447,783       0.2%
    Paragon Group of Cos. P.L.C. (The)                           1,287,460    7,800,397       0.4%
    Phoenix Group Holdings                                       1,737,356   16,615,887       0.8%
    Rathbone Brothers P.L.C.                                       222,308    6,776,626       0.3%
    S&U P.L.C.                                                      20,417      543,218       0.0%
    Saga P.L.C.                                                  5,099,450   13,842,156       0.7%
    Sanne Group P.L.C.                                              30,430      256,387       0.0%
*   Shawbrook Group P.L.C.                                         394,023    1,747,655       0.1%
    TP ICAP P.L.C.                                               2,685,808   15,959,516       0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
    Virgin Money Holdings UK P.L.C.                              1,250,280 $  5,139,358       0.2%
*   Waterloo Investment Holdings, Ltd.                               5,979          542       0.0%
                                                                           ------------      ----
Total Financials                                                            299,415,187      14.1%
                                                                           ------------      ----
Health Care -- (3.5%)
*   BTG P.L.C.                                                   1,870,654   16,478,442       0.8%
*   Cambian Group P.L.C.                                           474,059      965,075       0.0%
#*  Circassia Pharmaceuticals P.L.C.                               285,098      367,113       0.0%
    Consort Medical P.L.C.                                         255,619    3,443,134       0.2%
    Dechra Pharmaceuticals P.L.C.                                  432,053    9,467,733       0.4%
    Genus P.L.C.                                                   316,172    7,022,799       0.3%
    Indivior P.L.C.                                              3,801,468   16,500,258       0.8%
    Spire Healthcare Group P.L.C.                                1,023,303    4,482,443       0.2%
    UDG Healthcare P.L.C.                                        1,250,220   12,108,968       0.6%
*   Vectura Group P.L.C.                                         3,042,441    5,561,650       0.3%
                                                                           ------------      ----
Total Health Care                                                            76,397,615       3.6%
                                                                           ------------      ----
Industrials -- (27.7%)
    Aggreko P.L.C.                                               1,332,278   15,313,810       0.7%
    Air Partner P.L.C.                                             204,845      318,453       0.0%
    Alumasc Group P.L.C. (The)                                     120,110      294,801       0.0%
    Avon Rubber P.L.C.                                             105,903    1,438,624       0.1%
    Balfour Beatty P.L.C.                                        3,549,781   13,410,255       0.6%
    BBA Aviation P.L.C.                                          5,667,084   22,861,121       1.1%
    Berendsen P.L.C.                                               823,219    8,938,034       0.4%
    Bodycote P.L.C.                                              1,121,708   12,112,433       0.6%
    Braemar Shipping Services P.L.C.                                84,411      347,059       0.0%
    Cape P.L.C.                                                    703,491    2,191,152       0.1%
    Capita P.L.C.                                                  327,219    2,358,502       0.1%
#   Carillion P.L.C.                                             2,653,376    7,642,729       0.4%
    Carr's Group P.L.C.                                            343,111      631,949       0.0%
    Castings P.L.C.                                                157,187      965,271       0.0%
    Chemring Group P.L.C.                                        1,540,382    3,757,618       0.2%
#   Clarkson P.L.C.                                                122,362    4,537,083       0.2%
#   Cobham P.L.C.                                                8,760,026   15,030,676       0.7%
    Communisis P.L.C.                                            1,064,129      729,431       0.0%
    Costain Group P.L.C.                                           500,203    3,147,654       0.1%
    De La Rue P.L.C.                                               620,139    5,482,199       0.3%
*   Dialight P.L.C.                                                102,467    1,317,024       0.1%
    Diploma P.L.C.                                                 596,092    8,559,219       0.4%
    Fenner P.L.C.                                                1,162,357    5,073,518       0.2%
*   Firstgroup P.L.C.                                            6,980,218   12,347,933       0.6%
#*  Flybe Group P.L.C.                                             616,871      320,607       0.0%
    G4S P.L.C.                                                   4,049,674   15,990,244       0.8%
    Galliford Try P.L.C.                                           481,131    8,967,050       0.4%
    Go-Ahead Group P.L.C.                                          226,040    5,122,451       0.2%
    Goodwin P.L.C.                                                     383        7,987       0.0%
    Grafton Group P.L.C.                                         1,195,320   11,564,942       0.5%
    Harvey Nash Group P.L.C.                                        46,693       44,632       0.0%
    Hays P.L.C.                                                  6,845,876   15,191,629       0.7%
    Hogg Robinson Group P.L.C.                                     134,014      122,027       0.0%
    HomeServe P.L.C.                                             1,369,369   11,881,060       0.6%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
Industrials -- (Continued)
    Howden Joinery Group P.L.C.                                   3,209,546 $19,245,279       0.9%
    IMI P.L.C.                                                    1,390,031  23,021,328       1.1%
    Interserve P.L.C.                                               841,666   2,516,152       0.1%
    IWG P.L.C.                                                    3,349,423  14,088,047       0.7%
    John Laing Group P.L.C.                                       1,033,994   3,848,515       0.2%
    Keller Group P.L.C.                                             416,907   5,003,773       0.2%
    Kier Group P.L.C.                                               558,502   9,680,605       0.5%
    Management Consulting Group P.L.C.                              788,035      81,780       0.0%
    Mears Group P.L.C.                                              559,010   3,768,559       0.2%
    Meggitt P.L.C.                                                4,129,202  24,727,993       1.2%
    Melrose Industries P.L.C.                                    10,887,020  33,327,310       1.6%
#   Mitie Group P.L.C.                                            2,122,246   5,758,672       0.3%
    Morgan Advanced Materials P.L.C.                              1,527,336   6,603,468       0.3%
    Morgan Sindall Group P.L.C.                                     191,927   2,636,492       0.1%
    National Express Group P.L.C.                                 2,200,842  10,186,832       0.5%
    Norcros P.L.C.                                                   27,976      62,571       0.0%
    Northgate P.L.C.                                                820,323   5,729,580       0.3%
    Pagegroup P.L.C.                                              1,596,218  10,341,743       0.5%
    PayPoint P.L.C.                                                 260,966   3,434,589       0.2%
    Polypipe Group P.L.C.                                           844,382   4,360,017       0.2%
    Porvair P.L.C.                                                    7,527      51,286       0.0%
    QinetiQ Group P.L.C.                                          3,269,092  12,440,407       0.6%
    Renewi P.L.C.                                                 3,556,784   4,494,809       0.2%
*   Renold P.L.C.                                                   193,435     157,125       0.0%
    Rentokil Initial P.L.C.                                       8,861,710  28,570,895       1.3%
    Ricardo P.L.C.                                                  271,798   3,086,216       0.1%
    Robert Walters P.L.C.                                           381,498   2,244,263       0.1%
    Rotork P.L.C.                                                 4,239,914  13,506,673       0.6%
    RPS Group P.L.C.                                              1,337,056   4,402,222       0.2%
    Senior P.L.C.                                                 2,337,741   6,494,823       0.3%
*   Serco Group P.L.C.                                            3,356,146   5,022,369       0.2%
    Severfield P.L.C.                                             1,262,597   1,439,855       0.1%
    SIG P.L.C.                                                    3,575,456   5,546,796       0.3%
    Speedy Hire P.L.C.                                            2,851,634   2,036,009       0.1%
    Spirax-Sarco Engineering P.L.C.                                 375,981  25,316,750       1.2%
    St. Ives P.L.C.                                                 654,912     448,111       0.0%
    Stagecoach Group P.L.C.                                       2,117,596   5,585,523       0.3%
    Sthree P.L.C.                                                   411,722   1,731,283       0.1%
    T Clarke P.L.C.                                                 147,457     148,051       0.0%
    Travis Perkins P.L.C.                                           177,453   3,700,948       0.2%
    Trifast P.L.C.                                                  455,452   1,329,684       0.1%
    Tyman P.L.C.                                                    298,427   1,275,872       0.1%
    Ultra Electronics Holdings P.L.C.                               403,850  10,931,121       0.5%
    Vesuvius P.L.C.                                               1,414,171   9,722,624       0.5%
*   Volex P.L.C.                                                    307,047     165,025       0.0%
    Volution Group P.L.C.                                            18,900      47,962       0.0%
    Vp P.L.C.                                                       160,962   1,753,504       0.1%
    Weir Group P.L.C. (The)                                       1,080,278  27,833,648       1.3%
    Wilmington P.L.C.                                               334,384   1,044,926       0.0%
    Wincanton P.L.C.                                                634,383   2,270,912       0.1%
*   Wizz Air Holdings P.L.C.                                        141,798   3,243,952       0.1%
    WS Atkins P.L.C.                                                502,623  13,982,271       0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Industrials -- (Continued)
    XP Power, Ltd.                                                  74,988 $  2,568,525       0.1%
                                                                           ------------      ----
Total Industrials                                                           609,036,922      28.7%
                                                                           ------------      ----
Information Technology -- (8.8%)
    Acal P.L.C.                                                    293,479      976,842       0.0%
    AVEVA Group P.L.C.                                             322,264    8,501,338       0.4%
    Computacenter P.L.C.                                           415,521    4,413,603       0.2%
    Electrocomponents P.L.C.                                     2,396,207   16,105,456       0.8%
    Equiniti Group P.L.C.                                          307,238      879,593       0.0%
    FDM Group Holdings P.L.C.                                       30,996      321,299       0.0%
    Fidessa Group P.L.C.                                           212,967    6,523,686       0.3%
*   Gocompare.Com Group P.L.C.                                   1,697,878    2,025,622       0.1%
    Halma P.L.C.                                                 1,951,180   26,611,092       1.3%
*   Imagination Technologies Group P.L.C.                          594,017      774,870       0.0%
    Laird P.L.C.                                                 2,647,753    5,141,727       0.2%
    Moneysupermarket.com Group P.L.C.                            2,724,454   12,204,928       0.6%
#   NCC Group P.L.C.                                               700,295    1,290,053       0.1%
    Oxford Instruments P.L.C.                                      272,186    3,488,377       0.2%
*   Paysafe Group P.L.C.                                         2,424,051   14,248,550       0.7%
    Playtech P.L.C.                                              1,158,736   14,390,929       0.7%
    Renishaw P.L.C.                                                180,256    7,973,239       0.4%
    Rightmove P.L.C.                                               477,301   25,877,484       1.2%
    RM P.L.C.                                                      318,504      733,372       0.0%
    SDL P.L.C.                                                     395,868    3,086,906       0.1%
*   Sepura P.L.C.                                                  429,568       84,849       0.0%
    Softcat P.L.C.                                                 233,033    1,243,863       0.1%
    Spectris P.L.C.                                                637,634   22,798,926       1.1%
    Spirent Communications P.L.C.                                3,173,024    4,818,362       0.2%
    TT Electronics P.L.C.                                          834,407    2,227,066       0.1%
    Xaar P.L.C.                                                    370,936    1,804,888       0.1%
    ZPG P.L.C.                                                   1,073,767    5,143,816       0.2%
                                                                           ------------      ----
Total Information Technology                                                193,690,736       9.1%
                                                                           ------------      ----
Materials -- (7.2%)
    Acacia Mining P.L.C.                                           900,534    4,615,796       0.2%
#   Carclo P.L.C.                                                  213,640      402,568       0.0%
    Centamin P.L.C.                                              6,065,603   13,897,201       0.7%
    Croda International P.L.C.                                      89,372    4,356,301       0.2%
    DS Smith P.L.C.                                              4,938,232   27,609,390       1.3%
    Elementis P.L.C.                                             2,652,783   10,451,484       0.5%
    Essentra P.L.C.                                              1,468,954   10,296,919       0.5%
*   Evraz P.L.C.                                                 1,660,604    4,650,251       0.2%
    Ferrexpo P.L.C.                                                433,035      886,258       0.1%
    Gem Diamonds, Ltd.                                             654,276      744,253       0.0%
    Hill & Smith Holdings P.L.C.                                   416,549    7,170,928       0.3%
#   Hochschild Mining P.L.C.                                     1,480,894    4,871,842       0.2%
    Ibstock P.L.C.                                                 253,895      753,396       0.0%
*   KAZ Minerals P.L.C.                                          1,307,816    8,529,737       0.4%
*   Lonmin P.L.C.                                                1,647,895    2,347,911       0.1%
    Low & Bonar P.L.C.                                           1,136,414    1,294,126       0.1%
    Marshalls P.L.C.                                             1,111,593    5,537,600       0.3%
*   Petra Diamonds, Ltd.                                         3,145,803    5,286,242       0.3%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Materials -- (Continued)
#*  Petropavlovsk P.L.C.                                         13,841,290 $    1,384,914       0.1%
    RPC Group P.L.C.                                              2,047,901     21,512,987       1.0%
    Synthomer P.L.C.                                              1,372,318      8,794,494       0.4%
    Vedanta Resources P.L.C.                                        308,620      2,762,084       0.1%
    Victrex P.L.C.                                                  446,927     11,085,835       0.5%
    Zotefoams P.L.C.                                                 93,537        350,669       0.0%
                                                                            --------------      ----
Total Materials                                                                159,593,186       7.5%
                                                                            --------------      ----
Real Estate -- (2.5%)
#   Capital & Counties Properties P.L.C.                          3,827,320     15,651,992       0.7%
    CLS Holdings P.L.C.                                              26,453        664,547       0.0%
    Countrywide P.L.C.                                              649,114      1,425,909       0.1%
    Daejan Holdings P.L.C.                                           38,849      3,413,838       0.2%
    Foxtons Group P.L.C.                                            928,678      1,231,338       0.1%
    Grainger P.L.C.                                               2,332,492      7,545,424       0.4%
    Harworth Group P.L.C.                                            30,680         41,324       0.0%
    Helical P.L.C.                                                  619,438      2,656,507       0.1%
    LSL Property Services P.L.C.                                    328,694        876,037       0.0%
*   Market Tech Holdings, Ltd.                                       28,137         68,044       0.0%
*   Raven Russia, Ltd.                                            1,046,108        667,912       0.0%
    Savills P.L.C.                                                  734,682      8,839,183       0.4%
    St. Modwen Properties P.L.C.                                  1,125,605      5,330,075       0.3%
    U & I Group P.L.C.                                              696,333      1,714,302       0.1%
    Unite Group P.L.C. (The)                                        630,269      5,282,841       0.2%
                                                                            --------------      ----
Total Real Estate                                                               55,409,273       2.6%
                                                                            --------------      ----
Telecommunication Services -- (1.0%)
    Inmarsat P.L.C.                                               1,124,420     11,891,737       0.5%
    KCOM Group P.L.C.                                             3,197,302      3,661,446       0.2%
#   TalkTalk Telecom Group P.L.C.                                 2,586,447      6,470,285       0.3%
                                                                            --------------      ----
Total Telecommunication Services                                                22,023,468       1.0%
                                                                            --------------      ----
Utilities -- (1.7%)
    Drax Group P.L.C.                                             2,289,914      9,579,389       0.5%
    Pennon Group P.L.C.                                           2,088,940     23,174,947       1.1%
    Telecom Plus P.L.C.                                             326,650      5,308,805       0.2%
                                                                            --------------      ----
Total Utilities                                                                 38,063,141       1.8%
                                                                            --------------      ----
TOTAL COMMON STOCKS                                                          2,093,614,538      98.6%
                                                                            --------------      ----
PREFERRED STOCKS -- (0.0%)
    McBride P.L.C                                                14,279,874         18,495       0.0%
RIGHTS/WARRANTS -- (0.2%)
*   Cobham P.L.C. Rights 5/4/17                                   3,504,010      2,586,883       0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                  --------- -------------- ---------------
*    Tullow Oil P.L.C. 4/24/17                                    2,555,721 $    2,644,825        0.2%
TOTAL RIGHTS/WARRANTS                                                            5,231,708        0.3%
                                                                            --------------      -----
TOTAL INVESTMENT SECURITIES                                                  2,098,864,741
                                                                            --------------

                                                                               VALUE+
                                                                            --------------
SECURITIES LENDING COLLATERAL -- (4.7%)
(S)@ DFA Short Term Investment Fund                               8,944,086    103,509,904        4.9%
                                                                            --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,865,624,237)                         $2,202,374,645      103.8%
                                                                            ==============      =====

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -----------------------------------------------
                                         LEVEL 1    LEVEL 2       LEVEL 3     TOTAL
                                         ------- -------------- --------- --------------
Common Stocks
   Consumer Discretionary                    --  $  426,362,565      --   $  426,362,565
   Consumer Staples                          --     112,929,942      --      112,929,942
   Energy                                    --     100,692,503      --      100,692,503
   Financials                                --     299,415,187      --      299,415,187
   Health Care                               --      76,397,615      --       76,397,615
   Industrials                               --     609,036,922      --      609,036,922
   Information Technology                    --     193,690,736      --      193,690,736
   Materials                                 --     159,593,186      --      159,593,186
   Real Estate                               --      55,409,273      --       55,409,273
   Telecommunication Services                --      22,023,468      --       22,023,468
   Utilities                                 --      38,063,141      --       38,063,141
Preferred Stocks                             --          18,495      --           18,495
Rights/Warrants                              --       5,231,708      --        5,231,708
Securities Lending Collateral                --     103,509,904      --      103,509,904
                                         ------  --------------  ------   --------------
TOTAL                                        --  $2,202,374,645      --   $2,202,374,645
                                         ======  ==============  ======   ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
COMMON STOCKS -- (87.6%)
AUSTRIA -- (2.9%)
    Agrana Beteiligungs AG                                          18,464 $  1,942,199       0.0%
    ANDRITZ AG                                                     327,520   18,097,813       0.4%
    Atrium European Real Estate, Ltd.                              762,646    3,211,700       0.1%
#   Austria Technologie & Systemtechnik AG                         154,803    1,672,531       0.0%
    BUWOG AG                                                       365,525    9,871,390       0.2%
    CA Immobilien Anlagen AG                                       385,928    8,451,603       0.2%
#   DO & CO AG                                                      29,227    1,972,527       0.0%
    EVN AG                                                         200,982    2,661,872       0.1%
*   FACC AG                                                         71,524      542,636       0.0%
    Flughafen Wien AG                                               13,910      504,958       0.0%
#   IMMOFINANZ AG                                                3,445,943    7,163,355       0.1%
    Josef Manner & Co. AG                                              870       53,057       0.0%
    Kapsch TrafficCom AG                                            31,720    1,554,586       0.0%
#   Lenzing AG                                                      51,632    9,625,769       0.2%
#   Mayr Melnhof Karton AG                                          49,633    6,006,064       0.1%
#   Oberbank AG                                                     45,050    3,574,113       0.1%
#   Oesterreichische Post AG                                       203,557    8,634,941       0.2%
    Palfinger AG                                                    82,234    3,356,063       0.1%
    POLYTEC Holding AG                                              94,902    1,657,064       0.0%
    Porr Ag                                                         50,044    1,789,689       0.0%
*   Raiffeisen Bank International AG                               533,683   12,165,952       0.3%
    RHI AG                                                         147,894    4,306,070       0.1%
#   Rosenbauer International AG                                     18,560    1,080,487       0.0%
    S IMMO AG                                                      330,386    4,318,133       0.1%
#   Schoeller-Bleckmann Oilfield Equipment AG                       63,374    4,424,363       0.1%
#   Semperit AG Holding                                             68,546    1,829,125       0.0%
    Strabag SE                                                     105,005    4,294,324       0.1%
#   Telekom Austria AG                                             532,703    3,738,489       0.1%
    UBM Development AG                                                 314       11,747       0.0%
    UNIQA Insurance Group AG                                       644,919    5,381,619       0.1%
#   Verbund AG                                                     308,524    5,122,096       0.1%
    Vienna Insurance Group AG Wiener Versicherung Gruppe           173,014    4,488,088       0.1%
    Wienerberger AG                                                617,965   14,467,987       0.3%
    Wolford AG                                                      11,252      236,307       0.0%
    Zumtobel Group AG                                              163,135    3,397,052       0.1%
                                                                           ------------       ---
TOTAL AUSTRIA                                                               161,605,769       3.3%
                                                                           ------------       ---
BELGIUM -- (3.9%)
#*  Ablynx NV                                                      303,349    3,568,384       0.1%
    Ackermans & van Haaren NV                                      134,383   21,994,102       0.5%
*   AGFA-Gevaert NV                                                965,465    4,901,149       0.1%
    Atenor                                                           7,598      405,637       0.0%
    Banque Nationale de Belgique                                       467    1,528,645       0.0%
    Barco NV                                                        65,535    6,455,871       0.1%
    Bekaert SA                                                     183,930    9,258,043       0.2%
    bpost SA                                                       451,800   10,828,708       0.2%
#*  Celyad SA                                                       21,765      696,345       0.0%
    Cie d'Entreprises CFE                                           49,147    7,162,739       0.2%
#*  Cie Immobiliere de Belgique SA                                  14,788      934,003       0.0%
    Co.Br.Ha Societe Commerciale de Brasserie SA                       111      351,159       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
BELGIUM -- (Continued)
    D'ieteren SA                                                 131,557 $  6,418,667       0.1%
#*  Dalenys                                                       20,562      143,446       0.0%
#   Deceuninck NV                                                358,205    1,085,559       0.0%
    Econocom Group SA                                            343,333    5,521,039       0.1%
    Elia System Operator SA                                      169,789    9,005,813       0.2%
    Euronav NV                                                   687,358    5,456,181       0.1%
    EVS Broadcast Equipment SA                                    74,156    2,986,669       0.1%
#   Exmar NV                                                     174,456    1,120,447       0.0%
#*  Fagron                                                       232,463    3,068,049       0.1%
*   Galapagos NV                                                 180,217   15,788,542       0.3%
    Gimv NV                                                       31,452    1,919,226       0.0%
    Ion Beam Applications                                        115,719    6,868,714       0.1%
    Jensen-Group NV                                               13,482      645,197       0.0%
    Kinepolis Group NV                                            94,699    5,467,931       0.1%
#   Lotus Bakeries                                                 1,454    3,657,511       0.1%
#*  MDxHealth                                                    180,487    1,041,644       0.0%
    Melexis NV                                                   113,838    9,489,990       0.2%
#*  Nyrstar NV                                                   745,541    4,219,964       0.1%
    Ontex Group NV                                               350,745   11,702,636       0.2%
*   Orange Belgium SA                                            167,280    3,489,361       0.1%
    Picanol                                                       28,800    2,807,189       0.1%
    RealDolmen                                                     8,137      227,045       0.0%
    RealDolmen NV                                                    120            2       0.0%
    Recticel SA                                                  218,046    1,816,126       0.0%
    Resilux                                                        5,092      858,479       0.0%
    Roularta Media Group NV                                       10,263      303,536       0.0%
#*  Sapec                                                          1,288      235,632       0.0%
    Sioen Industries NV                                           50,430    1,679,960       0.0%
    Sipef SA                                                      25,871    1,794,400       0.0%
*   Telenet Group Holding NV                                      49,363    2,999,332       0.1%
#   TER Beke SA                                                    2,260      441,893       0.0%
*   Tessenderlo Chemie NV                                        190,301    7,810,751       0.2%
#*  ThromboGenics NV                                             159,152      541,860       0.0%
#   Umicore SA                                                   412,343   24,158,003       0.5%
#   Van de Velde NV                                               35,498    1,949,871       0.1%
*   Viohalco SA                                                  583,796    1,135,899       0.0%
                                                                         ------------       ---
TOTAL BELGIUM                                                             215,941,349       4.3%
                                                                         ------------       ---
DENMARK -- (4.6%)
    ALK-Abello A.S.                                               33,035    5,153,659       0.1%
    Alm Brand A.S.                                               524,498    4,299,082       0.1%
    Ambu A.S. Class B                                            129,396    6,366,220       0.1%
    Arkil Holding A.S. Class B                                       504       76,735       0.0%
#*  Bang & Olufsen A.S.                                          238,410    3,563,331       0.1%
    BankNordik P/F                                                 1,753       29,515       0.0%
#*  Bavarian Nordic A.S.                                         189,130   10,381,500       0.2%
    Brodrene Hartmann A.S.                                        16,148      821,241       0.0%
#   Columbus A.S.                                                 90,694      186,180       0.0%
#*  D/S Norden A.S.                                              175,318    3,504,029       0.1%
    DFDS A.S.                                                    175,917   10,489,276       0.2%
    Djurslands Bank A.S.                                           8,970      325,226       0.0%
#   FLSmidth & Co. A.S.                                          260,041   15,632,897       0.3%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
DENMARK -- (Continued)
    Fluegger A.S. Class B                                            4,198 $    228,816       0.0%
#   GN Store Nord A.S.                                             855,243   22,230,374       0.5%
    Gronlandsbanken AB                                               1,125       98,778       0.0%
*   H+H International A.S. Class B                                  47,950      666,678       0.0%
    Harboes Bryggeri A.S. Class B                                   16,516      319,934       0.0%
    IC Group A.S.                                                   40,541      977,503       0.0%
*   Jeudan A.S.                                                      5,970      601,330       0.0%
    Jyske Bank A.S.                                                404,159   21,612,779       0.4%
    Lan & Spar Bank                                                  4,981      401,621       0.0%
    Matas A.S.                                                     180,232    2,784,586       0.1%
*   NKT Holding A.S.                                               173,111   13,645,826       0.3%
#   NNIT A.S.                                                       22,254      626,866       0.0%
    Nordjyske Bank A.S.                                             40,624      692,424       0.0%
    Parken Sport & Entertainment A.S.                               33,556      461,914       0.0%
    Per Aarsleff Holding A.S.                                      113,913    2,921,897       0.1%
#   Ringkjoebing Landbobank A.S.                                    24,344    5,870,778       0.1%
    Roblon A.S. Class B                                              2,700      116,225       0.0%
    Rockwool International A.S. Class A                                116       20,378       0.0%
    Rockwool International A.S. Class B                             44,710    8,184,747       0.2%
    Royal Unibrew A.S.                                             227,860    9,914,783       0.2%
    RTX A.S.                                                        42,670    1,290,750       0.0%
*   Santa Fe Group A.S.                                            127,806    1,123,001       0.0%
    Schouw & Co. AB                                                 79,335    8,166,220       0.2%
    SimCorp A.S.                                                   229,640   14,387,341       0.3%
    Solar A.S. Class B                                              32,550    1,886,910       0.0%
    Spar Nord Bank A.S.                                            439,553    4,982,493       0.1%
    Sydbank A.S.                                                   440,970   16,040,094       0.3%
    TDC A.S.                                                     4,743,975   25,448,893       0.5%
#   Tivoli A.S.                                                      9,370      869,384       0.0%
*   TK Development A.S.                                            608,784    1,034,901       0.0%
*   Topdanmark A.S.                                                491,266   13,450,318       0.3%
    Tryg A.S.                                                       65,070    1,248,483       0.0%
    United International Enterprises                                10,218    1,951,437       0.1%
*   Vestjysk Bank A.S.                                              53,413      116,871       0.0%
*   William Demant Holding A.S.                                    365,410    8,363,396       0.2%
#*  Zealand Pharma A.S.                                            109,206    1,951,354       0.0%
                                                                           ------------       ---
TOTAL DENMARK                                                               255,518,974       5.1%
                                                                           ------------       ---
FINLAND -- (6.1%)
    Afarak Group Oyj                                                27,338       30,643       0.0%
    Ahlstrom-Munksjo Oyj                                            88,094    1,667,197       0.0%
    Aktia Bank Oyj                                                 117,307    1,154,800       0.0%
    Alandsbanken Abp Class B                                        21,354      319,886       0.0%
    Alma Media Oyj                                                  42,130      253,436       0.0%
    Amer Sports Oyj                                                641,324   14,194,694       0.3%
    Apetit Oyj                                                      18,766      272,220       0.0%
    Aspo Oyj                                                        92,762      873,885       0.0%
    Atria Oyj                                                       48,299      573,775       0.0%
#*  BasWare Oyj                                                     43,305    1,675,208       0.0%
#   Bittium Oyj                                                    129,422      897,552       0.0%
#   Cargotec Oyj Class B                                           235,592   14,037,638       0.3%
#*  Caverion Corp.                                                 539,066    4,406,887       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
FINLAND -- (Continued)
    Citycon Oyj                                                  2,246,894 $  5,524,430       0.1%
    Cramo Oyj                                                      193,511    5,024,538       0.1%
    Digia Oyj                                                       48,912      138,439       0.0%
    Elisa Oyj                                                      734,075   24,963,650       0.5%
    F-Secure Oyj                                                   529,757    1,970,938       0.0%
    Finnair Oyj                                                    450,180    2,348,187       0.1%
    Fiskars Oyj Abp                                                191,481    4,201,718       0.1%
*   Glaston Oyj Abp                                                 46,084       19,975       0.0%
    HKScan Oyj Class A                                             172,657      646,000       0.0%
#   Huhtamaki Oyj                                                  467,536   18,122,853       0.4%
    Ilkka-Yhtyma Oyj                                                61,503      201,559       0.0%
    Kemira Oyj                                                     683,826    8,747,538       0.2%
    Kesko Oyj Class A                                               24,789    1,159,702       0.0%
    Kesko Oyj Class B                                              345,206   16,167,645       0.3%
    Konecranes Oyj                                                 282,931   11,865,365       0.2%
    Lassila & Tikanoja Oyj                                         180,625    3,504,566       0.1%
    Lemminkainen Oyj                                                30,098      587,119       0.0%
#   Metsa Board Oyj                                              1,336,761    9,482,967       0.2%
    Metso Oyj                                                      576,499   20,646,714       0.4%
    Nokian Renkaat Oyj                                             623,433   26,795,638       0.5%
    Olvi Oyj Class A                                                68,749    2,123,747       0.0%
    Oriola Oyj Class A                                               6,054       26,081       0.0%
    Oriola Oyj Class B                                             628,439    2,647,521       0.1%
    Orion Oyj Class A                                              126,645    7,221,759       0.2%
    Orion Oyj Class B                                              436,647   25,024,035       0.5%
#   Outokumpu Oyj                                                3,022,031   28,938,913       0.6%
#*  Outotec Oyj                                                  1,238,541    9,190,217       0.2%
    Pihlajalinna Oyj                                                14,766      271,725       0.0%
    Ponsse Oy                                                       49,070    1,241,134       0.0%
*   Poyry Oyj                                                      188,253      688,618       0.0%
*   QT Group Oyj                                                    55,899      424,574       0.0%
    Raisio Oyj Class V                                             573,332    2,174,713       0.1%
    Ramirent Oyj                                                   378,668    3,600,609       0.1%
    Rapala VMC Oyj                                                 109,543      494,940       0.0%
#   Revenio Group Oyj                                               26,982    1,076,976       0.0%
    Sanoma Oyj                                                     754,064    6,651,564       0.1%
    Sponda Oyj                                                     707,509    3,120,697       0.1%
    SRV Group OYJ                                                   23,502      123,483       0.0%
*   Stockmann Oyj Abp Class A                                       42,474      360,341       0.0%
#*  Stockmann Oyj Abp Class B                                      167,088    1,436,136       0.0%
#   Technopolis Oyj                                                905,646    3,036,505       0.1%
    Teleste Oyj                                                     46,406      438,720       0.0%
    Tieto Oyj                                                      295,694    9,271,814       0.2%
    Tikkurila Oyj                                                  229,218    4,538,829       0.1%
    Uponor Oyj                                                     298,122    5,645,466       0.1%
    Vaisala Oyj Class A                                             47,987    2,300,582       0.1%
    Valmet Oyj                                                     526,890    9,597,263       0.2%
    Viking Line Abp                                                 10,366      228,216       0.0%
    YIT Oyj                                                        669,695    5,297,133       0.1%
                                                                           ------------       ---
TOTAL FINLAND                                                               339,669,673       6.8%
                                                                           ------------       ---

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
FRANCE -- (12.2%)
    ABC Arbitrage                                                150,388 $ 1,063,934       0.0%
    Actia Group                                                   48,398     442,853       0.0%
*   Air France-KLM                                               993,402   8,345,684       0.2%
    Akka Technologies                                             51,478   2,405,437       0.1%
    Albioma SA                                                   100,378   1,930,506       0.0%
    Altamir                                                      117,862   1,978,783       0.0%
    Alten SA                                                     136,617  11,577,373       0.2%
    Altran Technologies SA                                       771,932  12,952,097       0.3%
    April SA                                                      74,473     968,884       0.0%
#*  Archos                                                       138,714     175,140       0.0%
    Arkema SA                                                    164,514  17,419,234       0.4%
    Assystem                                                      62,634   2,288,356       0.1%
    Aubay                                                         29,713     902,303       0.0%
    Axway Software SA                                             32,789   1,153,053       0.0%
    Bastide le Confort Medical                                     8,920     293,599       0.0%
    Beneteau SA                                                  199,333   2,826,191       0.1%
*   Bigben Interactive                                             7,330      49,989       0.0%
#   BioMerieux                                                    67,996  13,597,537       0.3%
    Boiron SA                                                     38,334   3,645,776       0.1%
    Bonduelle SCA                                                 74,889   2,596,207       0.1%
#   Bourbon Corp.                                                 97,879   1,103,543       0.0%
    Burelle SA                                                     2,499   3,131,166       0.1%
    Casino Guichard Perrachon SA                                   3,794     228,492       0.0%
    Catering International Services                               14,124     282,289       0.0%
#*  Cegedim SA                                                    23,645     657,991       0.0%
#*  CGG SA                                                        97,011     694,144       0.0%
    Chargeurs SA                                                  95,815   2,390,720       0.1%
    Cie des Alpes                                                 40,086   1,021,487       0.0%
    Cie Plastic Omnium SA                                        318,364  12,459,729       0.3%
*   Coface SA                                                    236,878   1,852,760       0.0%
    Derichebourg SA                                              549,528   2,632,372       0.1%
    Devoteam SA                                                   27,976   1,883,784       0.0%
    Dom Security                                                   2,414     151,143       0.0%
#   Edenred                                                      946,779  24,253,318       0.5%
    Electricite de Strasbourg SA                                  21,168   2,564,641       0.1%
    Elior Group                                                  430,454  10,739,377       0.2%
    Elis SA                                                      247,640   5,123,971       0.1%
*   Eramet                                                        28,909   1,391,193       0.0%
*   Esso SA Francaise                                             15,115     644,687       0.0%
    Euler Hermes Group                                            56,627   5,532,218       0.1%
    Eurofins Scientific SE                                        15,139   7,456,360       0.2%
#   Euronext NV                                                  246,811  12,107,504       0.3%
*   Europcar Groupe SA                                            62,070     757,062       0.0%
    Eutelsat Communications SA                                   306,707   7,256,527       0.2%
    Exel Industries Class A                                       10,330     984,714       0.0%
    Faurecia                                                     306,467  14,977,989       0.3%
#   Fleury Michon SA                                               5,962     324,094       0.0%
#   Gaumont SA                                                    13,521   1,099,182       0.0%
    Gaztransport Et Technigaz SA                                  97,951   3,656,145       0.1%
    GEA                                                            2,433     221,038       0.0%
    Gevelot SA                                                     3,466     643,706       0.0%
    GL Events                                                     48,589   1,191,467       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
FRANCE -- (Continued)
    Groupe Crit                                                     23,258 $ 1,952,796       0.0%
    Groupe Eurotunnel SE                                           676,041   7,426,789       0.2%
*   Groupe Fnac SA                                                  63,334   4,449,427       0.1%
#*  Groupe Gorge                                                    22,858     527,316       0.0%
    Groupe Open                                                     28,097     791,799       0.0%
    Guerbet                                                         32,666   2,792,656       0.1%
    Haulotte Group SA                                               74,466   1,103,233       0.0%
    Havas SA                                                       598,015   5,530,889       0.1%
*   Herige SADCS                                                     4,147     148,966       0.0%
#*  HiPay Group SA                                                  24,579     334,072       0.0%
*   ID Logistics Group                                               7,524   1,140,496       0.0%
#   Imerys SA                                                      145,098  12,482,933       0.3%
#   Ingenico Group SA                                              121,776  11,026,448       0.2%
    Interparfums SA                                                 54,443   1,867,862       0.0%
    Ipsen SA                                                       162,032  18,864,249       0.4%
    IPSOS                                                          168,064   5,390,498       0.1%
    Jacquet Metal Service                                           70,664   1,896,738       0.0%
    Kaufman & Broad SA                                              17,283     677,858       0.0%
#   Korian SA                                                      196,034   6,316,898       0.1%
    Lagardere SCA                                                  663,377  20,306,215       0.4%
    Lanson-BCC                                                       8,795     294,042       0.0%
    Laurent-Perrier                                                 12,372     952,660       0.0%
    Le Noble Age                                                    25,502   1,351,918       0.0%
    Lectra                                                         115,852   3,008,848       0.1%
    Linedata Services                                                8,608     450,160       0.0%
    LISI                                                            94,248   3,696,333       0.1%
    Maisons France Confort SA                                       15,743     942,906       0.0%
    Manitou BF SA                                                   49,563   1,565,793       0.0%
    Manutan International                                           14,076   1,106,707       0.0%
    Mersen SA                                                      117,956   3,405,191       0.1%
#*  METabolic EXplorer SA                                          151,621     397,991       0.0%
    Metropole Television SA                                        293,607   6,683,770       0.1%
    MGI Coutier                                                     56,015   2,063,858       0.0%
    Mr Bricolage                                                    30,731     388,652       0.0%
#*  Naturex                                                         31,570   2,876,213       0.1%
    Neopost SA                                                     176,348   7,151,098       0.2%
*   Nexans SA                                                      188,998  10,506,747       0.2%
    Nexity SA                                                      171,171   9,306,363       0.2%
#*  Nicox                                                           76,283     829,465       0.0%
*   NRJ Group                                                       71,278     819,402       0.0%
#   Oeneo SA                                                       113,251   1,036,048       0.0%
#*  Onxeo SA(B04P0G6)                                              187,818     538,112       0.0%
#*  Onxeo SA(BPFJVR0)                                               48,958     140,646       0.0%
    Orpea                                                          182,255  18,615,617       0.4%
#*  Parrot SA                                                       44,015     424,239       0.0%
    PCAS                                                            10,780     152,210       0.0%
#*  Pierre & Vacances SA                                            26,157   1,219,506       0.0%
    Plastivaloire                                                    1,917     337,895       0.0%
    PSB Industries SA                                                8,161     443,000       0.0%
#   Rallye SA                                                      128,234   2,801,879       0.1%
    Remy Cointreau SA                                                2,875     290,021       0.0%
    Rexel SA                                                     1,596,995  28,519,669       0.6%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
FRANCE -- (Continued)
#   Robertet SA                                                      3,063 $  1,174,485       0.0%
    Rothschild & Co.                                                24,177      750,129       0.0%
    Rubis SCA                                                      203,675   20,691,708       0.4%
    Samse SA                                                         8,068    1,223,892       0.0%
#   Sartorius Stedim Biotech                                       101,854    6,832,160       0.1%
    Savencia SA                                                     33,142    2,925,119       0.1%
    SEB SA                                                         120,657   19,429,843       0.4%
    Seche Environnement SA                                          11,799      383,769       0.0%
#*  Sequana SA                                                     289,137      469,105       0.0%
#*  SES-imagotag SA                                                 14,048      459,255       0.0%
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco    60,258    2,027,135       0.0%
#*  Societe Internationale de Plantations d'Heveas SA                7,523      426,039       0.0%
    Societe Marseillaise du Tunnel Prado-Carenage SA                 3,434       90,959       0.0%
#   Societe pour l'Informatique Industrielle                        39,566      818,895       0.0%
#*  SOITEC                                                          63,993    2,717,116       0.1%
#*  Solocal Group                                                2,588,793    3,064,615       0.1%
    Somfy SA                                                        20,959   10,135,828       0.2%
    Sopra Steria Group                                              74,501   11,169,888       0.2%
    SPIE SA                                                        289,948    8,035,961       0.2%
*   Stallergenes Greer P.L.C.                                       12,201      456,704       0.0%
#*  Ste Industrielle d'Aviation Latecoere SA                       310,883    1,225,678       0.0%
    Stef SA                                                         28,166    2,530,392       0.1%
    STMicroelectronics NV                                        1,780,023   28,575,890       0.6%
    Sword Group                                                     32,374    1,106,660       0.0%
    Synergie SA                                                     69,989    2,923,549       0.1%
    Tarkett SA                                                      87,423    4,107,595       0.1%
#   Technicolor SA                                               1,482,868    7,529,615       0.2%
    Teleperformance                                                336,308   42,290,345       0.9%
#   Television Francaise 1                                         626,436    7,665,695       0.2%
    Tessi SA                                                         6,807    1,083,820       0.0%
#   TFF Group                                                        5,065      788,602       0.0%
#   Thermador Groupe                                                13,789    1,387,979       0.0%
    Total Gabon                                                      1,515      258,834       0.0%
*   Touax SA                                                         5,568       68,582       0.0%
    Trigano SA                                                      46,958    4,964,972       0.1%
*   Ubisoft Entertainment SA                                       521,852   24,721,360       0.5%
    Union Financiere de France BQE SA                               16,855      503,199       0.0%
#*  Vallourec SA                                                 1,427,206    9,129,026       0.2%
#*  Valneva SE                                                     243,681      729,861       0.0%
    Vetoquinol SA                                                   16,625      913,190       0.0%
    Vicat SA                                                        86,767    6,171,909       0.1%
    VIEL & Cie SA                                                  161,700    1,003,679       0.0%
    Vilmorin & Cie SA                                               27,056    1,956,415       0.0%
#*  Virbac SA                                                       22,063    3,473,606       0.1%
    Vranken-Pommery Monopole SA                                     18,262      439,329       0.0%
*   Worldline SA                                                    36,060    1,196,232       0.0%
                                                                           ------------      ----
TOTAL FRANCE                                                                683,401,465      13.8%
                                                                           ------------      ----
GERMANY -- (14.3%)
    Aareal Bank AG                                                 409,233   16,459,686       0.3%
#   Adler Modemaerkte AG                                            41,855      244,081       0.0%
#*  ADLER Real Estate AG                                           111,691    1,752,796       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
GERMANY -- (Continued)
*   ADVA Optical Networking SE                                     206,292 $ 2,267,290       0.1%
#*  AIXTRON SE                                                     396,410   2,173,361       0.1%
    All for One Steeb AG                                               569      38,356       0.0%
#   Allgeier SE                                                     26,260     566,731       0.0%
    Amadeus Fire AG                                                 30,763   2,632,176       0.1%
*   AS Creation Tapeten                                              7,109     239,862       0.0%
    Atoss Software AG                                                  193      14,399       0.0%
#   Aurubis AG                                                     180,566  12,618,937       0.3%
#   Axel Springer SE                                               194,300  10,901,616       0.2%
    Basler AG                                                        4,488     451,746       0.0%
    Bauer AG                                                        33,835     595,052       0.0%
    BayWa AG(5838057)                                               78,978   2,874,772       0.1%
    BayWa AG(5838068)                                                  124       4,451       0.0%
    Bechtle AG                                                      80,333   9,217,081       0.2%
#   Bertrandt AG                                                    27,357   2,857,146       0.1%
    Bijou Brigitte AG                                               19,236   1,188,031       0.0%
#*  Bilfinger SE                                                   178,040   7,729,427       0.2%
#   Biotest AG                                                      60,306   1,841,667       0.0%
    Borussia Dortmund GmbH & Co. KGaA                              473,904   3,052,630       0.1%
#   CANCOM SE                                                       86,805   5,136,713       0.1%
    Carl Zeiss Meditec AG                                          160,352   7,289,338       0.2%
    CENIT AG                                                        50,111   1,209,223       0.0%
    CENTROTEC Sustainable AG                                        44,227     929,437       0.0%
    Cewe Stiftung & Co. KGAA                                        31,218   2,842,555       0.1%
#   Clere AG                                                        21,096     357,463       0.0%
    Comdirect Bank AG                                              182,514   1,903,010       0.0%
    CompuGroup Medical SE                                          119,816   5,898,765       0.1%
*   Constantin Medien AG                                           340,089     774,421       0.0%
    CropEnergies AG                                                116,924   1,149,433       0.0%
    CTS Eventim AG & Co. KGaA                                      216,083   8,316,991       0.2%
    Data Modul AG                                                   11,455     930,792       0.0%
#   Delticom AG                                                     28,981     540,152       0.0%
    Deutsche Beteiligungs AG                                        56,822   2,162,030       0.1%
    Deutsche EuroShop AG                                           220,384   8,947,264       0.2%
    Deutsche Lufthansa AG                                           28,830     497,382       0.0%
    Deutsche Pfandbriefbank AG                                      75,934   1,018,060       0.0%
    Deutz AG                                                       599,311   4,664,863       0.1%
*   Dialog Semiconductor P.L.C.                                    382,079  17,877,837       0.4%
    DIC Asset AG                                                   265,874   2,728,460       0.1%
    Diebold Nixdorf AG                                               3,583     273,749       0.0%
    DMG Mori AG                                                    122,188   6,658,035       0.1%
    Dr Hoenle AG                                                    25,078     962,964       0.0%
    Draegerwerk AG & Co. KGaA                                       12,496     980,596       0.0%
#   Drillisch AG                                                   227,365  12,185,925       0.3%
#   Duerr AG                                                       133,802  13,333,422       0.3%
    Eckert & Ziegler AG                                             18,549     512,462       0.0%
    Elmos Semiconductor AG                                          53,988   1,434,841       0.0%
#   ElringKlinger AG                                               167,277   3,339,316       0.1%
*   Euromicron AG                                                   32,612     253,037       0.0%
*   Evotec AG                                                    1,103,203  12,882,828       0.3%
#   Fielmann AG                                                    114,167   8,727,923       0.2%
*   First Sensor AG                                                 22,812     290,214       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
GERMANY -- (Continued)
    Francotyp-Postalia Holding AG Class A                           53,729 $   310,174       0.0%
#   Fraport AG Frankfurt Airport Services Worldwide                179,584  14,128,497       0.3%
    Freenet AG                                                     652,809  20,487,314       0.4%
    Fuchs Petrolub SE                                              147,943   6,679,915       0.1%
    Gerresheimer AG                                                198,146  15,544,249       0.3%
#   Gerry Weber International AG                                    98,127   1,438,061       0.0%
    Gesco AG                                                        43,467   1,178,864       0.0%
#   GFT Technologies SE                                             90,843   1,853,391       0.0%
    Grammer AG                                                      79,765   4,894,223       0.1%
#   GRENKE AG                                                       36,620   7,289,883       0.2%
*   H&R GmbH & Co. KGaA                                             40,687     613,184       0.0%
    Hamburger Hafen und Logistik AG                                113,533   2,151,720       0.1%
#*  Heidelberger Druckmaschinen AG                               1,506,720   4,205,507       0.1%
    Hella KGaA Hueck & Co.                                         126,852   6,279,366       0.1%
*   Highlight Communications AG                                     94,846     558,038       0.0%
#*  HolidayCheck Group AG                                          114,390     309,448       0.0%
    Hornbach Baumarkt AG                                            23,376     763,817       0.0%
#   Hugo Boss AG                                                   285,824  21,734,995       0.4%
    Indus Holding AG                                               129,827   8,678,420       0.2%
    Isra Vision AG                                                  18,038   2,642,693       0.1%
    Jenoptik AG                                                    262,122   7,053,059       0.1%
#   K+S AG                                                         990,931  23,641,923       0.5%
*   Kampa AG                                                         7,101         162       0.0%
    KION Group AG                                                  258,832  17,534,672       0.4%
*   Kloeckner & Co. SE                                             555,392   6,135,584       0.1%
*   Koenig & Bauer AG                                               69,890   4,836,543       0.1%
*   Kontron AG                                                     437,004   1,541,150       0.0%
#   Krones AG                                                       75,044   8,910,036       0.2%
    KSB AG                                                           3,466   1,661,116       0.0%
    KWS Saat SE                                                     15,970   5,679,946       0.1%
    Lanxess AG                                                     484,758  35,002,637       0.7%
    LEG Immobilien AG                                              306,750  26,353,575       0.5%
    Leifheit AG                                                     15,425   1,192,495       0.0%
    Leoni AG                                                       159,356   8,657,241       0.2%
#*  LPKF Laser & Electronics AG                                     76,947     804,419       0.0%
#*  Manz AG                                                         21,725     922,835       0.0%
*   MasterFlex SE                                                   19,347     152,200       0.0%
*   Mediclin AG                                                     88,966     557,694       0.0%
#*  Medigene AG                                                     56,083     701,425       0.0%
    MLP AG                                                         314,508   1,983,875       0.0%
    MTU Aero Engines AG                                            249,839  35,835,367       0.7%
    Nemetschek SE                                                  107,874   7,398,544       0.2%
#   Nexus AG                                                        51,805   1,248,026       0.0%
#*  Nordex SE                                                      307,691   4,636,949       0.1%
    Norma Group SE                                                 202,672  10,867,187       0.2%
#   OHB SE                                                          34,003     818,492       0.0%
    Osram Licht AG                                                 343,036  22,979,780       0.5%
#   paragon AG                                                       7,316     464,644       0.0%
*   Patrizia Immobilien AG                                         263,203   5,192,754       0.1%
#*  Petro Welt Technologies AG                                       6,474      53,800       0.0%
    Pfeiffer Vacuum Technology AG                                   52,225   6,780,418       0.1%
    PNE Wind AG                                                    367,537   1,024,743       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
GERMANY -- (Continued)
    Progress-Werk Oberkirch AG                                     7,571 $    398,477       0.0%
    PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie                                     27,232      381,164       0.0%
    Puma SE                                                       10,528    4,109,014       0.1%
*   PVA TePla AG                                                  46,019      121,297       0.0%
    QIAGEN NV                                                    717,083   21,481,790       0.4%
#   QSC AG                                                       498,723      883,809       0.0%
#   R Stahl AG                                                    14,952      475,456       0.0%
#   Rational AG                                                   14,449    7,262,140       0.2%
    Rheinmetall AG                                               223,411   20,506,818       0.4%
    RHOEN-KLINIKUM AG                                            235,088    6,719,265       0.1%
#   RIB Software SE                                              167,309    2,451,963       0.1%
#   S&T AG                                                       147,964    2,092,743       0.1%
    SAF-Holland SA                                               277,084    4,783,528       0.1%
    Salzgitter AG                                                212,972    7,289,935       0.2%
#   Schaltbau Holding AG                                          27,311    1,068,160       0.0%
    Schloss Wachenheim AG                                          7,479      133,677       0.0%
#*  SGL Carbon SE                                                192,839    1,949,235       0.0%
    SHW AG                                                        25,624      899,193       0.0%
*   Siltronic AG                                                  50,049    3,597,949       0.1%
#   Sixt Leasing SE                                               19,021      410,259       0.0%
#   Sixt SE                                                       80,910    4,477,028       0.1%
#   SMA Solar Technology AG                                       59,062    1,528,247       0.0%
*   SMT Scharf AG                                                 18,103      260,225       0.0%
    Softing AG                                                    21,576      249,342       0.0%
    Software AG                                                  309,788   13,630,115       0.3%
#*  Solarworld AG                                                 13,177       49,371       0.0%
    Stabilus SA                                                   66,033    4,781,565       0.1%
    Stada Arzneimittel AG                                        306,492   21,718,100       0.4%
#   Stroeer SE & Co. KGaA                                        118,799    6,869,781       0.1%
    Suedzucker AG                                                438,206    9,378,176       0.2%
*   Suess MicroTec AG                                            105,674    1,188,578       0.0%
    Surteco SE                                                    26,628      666,877       0.0%
    TAG Immobilien AG                                            798,736   11,372,198       0.2%
    Takkt AG                                                     163,454    3,884,554       0.1%
    Technotrans AG                                                34,509    1,226,750       0.0%
*   Tele Columbus AG                                              42,274      402,919       0.0%
    TLG Immobilien AG                                            167,898    3,397,426       0.1%
#*  Tom Tailor Holding SE                                        144,876    1,374,913       0.0%
#   Traffic Systems SE                                            23,180      353,557       0.0%
*   Uniper SE                                                    312,671    5,131,593       0.1%
    VERBIO Vereinigte BioEnergie AG                              127,536    1,259,173       0.0%
#*  Vossloh AG                                                    68,437    4,591,741       0.1%
#   VTG AG                                                        80,128    2,643,100       0.1%
#   Wacker Chemie AG                                              77,716    8,225,893       0.2%
    Wacker Neuson SE                                             146,155    3,692,439       0.1%
    Washtec AG                                                    53,359    3,994,273       0.1%
    XING AG                                                       16,563    3,874,819       0.1%
    Zeal Network SE                                               40,531    1,191,350       0.0%
                                                                         ------------      ----
TOTAL GERMANY                                                             797,525,820      16.1%
                                                                         ------------      ----
IRELAND -- (1.2%)
 C&C Group P.L.C.(B010DT8)                                       399,607    1,630,901       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
IRELAND -- (Continued)
    C&C Group P.L.C.(B011Y09)                                    1,077,904 $ 4,447,569       0.1%
    Datalex P.L.C.                                                  66,450     275,263       0.0%
*   FBD Holdings P.L.C.                                            125,728   1,129,899       0.0%
    Glanbia P.L.C.(0066950)                                        700,613  13,786,549       0.3%
    Glanbia P.L.C.(4058629)                                         86,883   1,698,057       0.0%
    IFG Group P.L.C.                                               302,015     542,223       0.0%
*   Independent News & Media P.L.C.                              1,593,163     225,394       0.0%
    Irish Continental Group P.L.C.(BLP5857)                        416,504   2,402,032       0.1%
    Irish Continental Group P.L.C.(BLP59W1)                        234,200   1,330,252       0.0%
    Kingspan Group P.L.C.                                          667,888  23,234,094       0.5%
    Smurfit Kappa Group P.L.C.                                     601,045  16,119,353       0.3%
                                                                           -----------       ---
TOTAL IRELAND                                                               66,821,586       1.3%
                                                                           -----------       ---
ISRAEL -- (2.1%)
*   ADO Group, Ltd.                                                 61,437     771,284       0.0%
#*  Africa Israel Investments, Ltd.                              1,160,746     143,562       0.0%
#*  Africa Israel Properties, Ltd.                                  80,677   1,624,370       0.0%
    Africa Israel Residences, Ltd.                                     594      12,752       0.0%
#*  Airport City, Ltd.                                             321,669   4,256,163       0.1%
    Albaad Massuot Yitzhak, Ltd.                                       515       8,853       0.0%
#*  Allot Communications, Ltd.                                     136,197     678,651       0.0%
    Alrov Properties and Lodgings, Ltd.                             45,824   1,257,172       0.0%
    Amot Investments, Ltd.                                         545,576   2,598,936       0.1%
    Arad, Ltd.                                                       1,053      11,831       0.0%
#   Ashtrom Properties, Ltd.                                        23,018     105,776       0.0%
#*  AudioCodes, Ltd.                                               165,181   1,082,184       0.0%
#   Avgol Industries 1953, Ltd.                                    423,762     536,340       0.0%
#*  Azorim-Investment Development & Construction Co., Ltd.         394,505     474,508       0.0%
    Bayside Land Corp.                                               3,988   1,740,850       0.0%
#   Big Shopping Centers, Ltd.                                      25,375   1,843,318       0.0%
#*  BioLine RX, Ltd.                                                59,630      52,842       0.0%
#   Blue Square Real Estate, Ltd.                                   27,238   1,280,373       0.0%
#   Brack Capital Properties NV                                     20,866   1,981,364       0.1%
#*  Cellcom Israel, Ltd.                                           307,696   3,029,790       0.1%
#*  Ceragon Networks, Ltd.                                         227,281     764,691       0.0%
#*  Clal Biotechnology Industries, Ltd.                            174,162     182,253       0.0%
#*  Clal Insurance Enterprises Holdings, Ltd.                      122,749   1,997,476       0.1%
    Cohen Development & Industrial Buildings, Ltd.                   2,564      74,209       0.0%
#*  Compugen, Ltd.                                                 185,531     747,358       0.0%
#   Delek Automotive Systems, Ltd.                                 204,232   1,790,662       0.0%
#   Delta-Galil Industries, Ltd.                                    60,386   1,851,398       0.0%
#   Direct Insurance Financial Investments, Ltd.                    87,883     840,776       0.0%
#   El Al Israel Airlines                                        1,621,784   1,268,768       0.0%
    Electra Consumer Products 1970, Ltd.                            37,706     784,444       0.0%
    Electra, Ltd.                                                   10,006   2,182,514       0.1%
    Elron Electronic Industries, Ltd.                               62,094     325,969       0.0%
#   Energix-Renewable Energies, Ltd.                               144,802      99,747       0.0%
*   Equital, Ltd.                                                    8,956     246,990       0.0%
#*  Evogene, Ltd.                                                   70,559     362,171       0.0%
    First International Bank Of Israel, Ltd.                       198,314   3,267,925       0.1%
    FMS Enterprises Migun, Ltd.                                     15,090     531,383       0.0%
#   Formula Systems 1985, Ltd.                                      54,587   2,148,852       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
ISRAEL -- (Continued)
#   Fox Wizel, Ltd.                                                 28,841 $    657,669       0.0%
#*  Gilat Satellite Networks, Ltd.                                 142,209      726,283       0.0%
#*  Hadera Paper, Ltd.                                              11,506      531,101       0.0%
#   Hamlet Israel-Canada, Ltd.                                      11,169      182,997       0.0%
#   Harel Insurance Investments & Financial Services, Ltd.         608,228    3,237,394       0.1%
#   Hilan, Ltd.                                                     58,008    1,025,987       0.0%
#   IDI Insurance Co., Ltd.                                         27,171    1,448,855       0.0%
#*  Industrial Buildings Corp., Ltd.                               475,849      651,209       0.0%
#   Inrom Construction Industries, Ltd.                            106,312      407,748       0.0%
#*  Israel Discount Bank, Ltd. Class A                           2,736,507    6,625,540       0.1%
#   Israel Land Development Co., Ltd. (The)                         22,310      193,071       0.0%
*   Jerusalem Oil Exploration                                       49,856    2,898,623       0.1%
#*  Kamada, Ltd.                                                   160,188    1,152,145       0.0%
*   Kenon Holdings, Ltd.                                            45,794      570,261       0.0%
    Kerur Holdings, Ltd.                                            19,275      637,817       0.0%
    Klil Industries, Ltd.                                            3,513      386,024       0.0%
    Maabarot Products, Ltd.                                         21,999      425,586       0.0%
    Magic Software Enterprises, Ltd.                               101,949      806,371       0.0%
#   Matrix IT, Ltd.                                                208,937    1,963,052       0.1%
#   Maytronics, Ltd.                                               166,763      704,748       0.0%
#*  Mazor Robotics, Ltd.                                           228,777    4,041,453       0.1%
#   Meitav DS Investments, Ltd.                                     44,186      178,583       0.0%
    Melisron, Ltd.                                                  68,534    3,732,025       0.1%
    Menora Mivtachim Holdings, Ltd.                                129,602    1,497,861       0.0%
    Migdal Insurance & Financial Holding, Ltd.                   2,035,737    2,005,560       0.1%
#   Mivtach Shamir Holdings, Ltd.                                   22,547      497,276       0.0%
#*  Naphtha Israel Petroleum Corp., Ltd.                           177,277    1,433,462       0.0%
#   Neto ME Holdings, Ltd.                                           6,028      665,659       0.0%
#*  Nova Measuring Instruments, Ltd.                               150,491    2,991,383       0.1%
    Oil Refineries, Ltd.                                         5,656,780    2,250,189       0.1%
#*  Partner Communications Co., Ltd.                               598,587    2,927,460       0.1%
#   Paz Oil Co., Ltd.                                               28,566    4,666,204       0.1%
*   Perion Network, Ltd.                                            16,455       29,597       0.0%
#*  Phoenix Holdings, Ltd. (The)                                   318,405    1,394,886       0.0%
#   Plasson Industries, Ltd.                                        13,484      458,093       0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.            34,290    1,638,542       0.0%
#*  Redhill Biopharma, Ltd.                                         45,309       46,210       0.0%
#   Scope Metals Group, Ltd.                                        24,032      677,643       0.0%
#   Shapir Engineering and Industry, Ltd.                          341,255      966,916       0.0%
#   Shikun & Binui, Ltd.                                         1,140,334    2,993,686       0.1%
    Shufersal, Ltd.                                                411,270    2,028,672       0.1%
#*  Space Communication, Ltd.                                       17,611      123,620       0.0%
    Strauss Group, Ltd.                                            157,448    2,772,060       0.1%
    Summit Real Estate Holdings, Ltd.                              123,536      919,421       0.0%
    Tadiran Holdings, Ltd.                                           9,306      245,582       0.0%
#*  Tower Semiconductor, Ltd.                                      393,078    8,582,274       0.2%
#*  Union Bank of Israel                                           141,118      615,261       0.0%
                                                                           ------------       ---
TOTAL ISRAEL                                                                118,570,564       2.4%
                                                                           ------------       ---
ITALY -- (9.4%)
      A2A SpA                                                    8,290,391   12,322,292       0.3%
      ACEA SpA                                                     302,509    4,352,750       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
ITALY -- (Continued)
#*  Aedes SIIQ SpA                                                 691,904 $   293,437       0.0%
#*  Aeffe SpA                                                      167,738     253,248       0.0%
    Amplifon SpA                                                   515,448   6,584,414       0.1%
    Anima Holding SpA                                            1,204,949   7,876,997       0.2%
    Ansaldo STS SpA                                                572,443   7,682,076       0.2%
*   Arnoldo Mondadori Editore SpA                                  773,433   1,535,673       0.0%
    Ascopiave SpA                                                  424,667   1,675,897       0.0%
#   Astaldi SpA                                                    288,057   1,889,434       0.0%
    Autogrill SpA                                                  728,145   8,281,147       0.2%
    Azimut Holding SpA                                             623,078  12,154,210       0.2%
#*  Banca Carige SpA                                             1,998,068     554,908       0.0%
#   Banca Finnat Euramerica SpA                                    616,149     246,622       0.0%
    Banca Generali SpA                                             284,313   8,169,964       0.2%
    Banca IFIS SpA                                                 147,336   6,355,556       0.1%
    Banca Mediolanum SpA                                         1,262,985   9,660,322       0.2%
#*  Banca Monte dei Paschi di Siena SpA                             19,884     326,632       0.0%
    Banca Popolare di Sondrio SCPA                               2,322,862   8,654,325       0.2%
#   Banca Profilo SpA                                            1,277,342     297,301       0.0%
    Banco BPM SpA                                                6,471,527  18,900,113       0.4%
    Banco di Desio e della Brianza SpA                             224,677     613,469       0.0%
    BasicNet SpA                                                   170,033     664,643       0.0%
    BE                                                             320,070     374,649       0.0%
    Biesse SpA                                                      76,476   2,355,097       0.1%
#   BPER Banca                                                   2,548,728  13,943,231       0.3%
    Brembo SpA                                                     161,253  12,669,107       0.3%
    Brunello Cucinelli SpA                                         129,781   3,400,750       0.1%
    Buzzi Unicem SpA                                               409,864  10,532,005       0.2%
#   Cairo Communication SpA                                        360,217   1,764,596       0.0%
*   Caltagirone Editore SpA                                          6,277       5,555       0.0%
    Cembre SpA                                                      39,007     854,177       0.0%
    Cementir Holding SpA                                           325,211   1,960,856       0.0%
    Cerved Information Solutions SpA                               884,639   9,444,587       0.2%
    CIR-Compagnie Industriali Riunite SpA                        2,065,487   3,322,156       0.1%
    Credito Emiliano SpA                                           471,853   3,298,796       0.1%
#   Credito Valtellinese SpA                                       617,221   2,231,034       0.1%
#   d'Amico International Shipping SA                              830,428     308,531       0.0%
    Danieli & C Officine Meccaniche SpA                             72,897   1,822,409       0.0%
    Datalogic SpA                                                  111,466   3,057,080       0.1%
#   Davide Campari-Milano SpA                                    1,402,760  16,586,895       0.3%
    De' Longhi SpA                                                 274,771   8,376,802       0.2%
    DeA Capital SpA                                                526,890     860,960       0.0%
    DiaSorin SpA                                                   116,636   8,742,397       0.2%
#   Ei Towers SpA                                                   88,940   5,133,150       0.1%
    El.En. SpA                                                      48,277   1,719,417       0.0%
    Elica SpA                                                        4,665       8,436       0.0%
    Emak SpA                                                        25,283      43,916       0.0%
*   ePrice SpA                                                      50,747     234,873       0.0%
    ERG SpA                                                        319,564   3,967,022       0.1%
    Esprinet SpA                                                   169,978   1,390,433       0.0%
#*  Eurotech SpA                                                    90,850     161,300       0.0%
    Falck Renewables SpA                                           704,182     871,319       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
ITALY -- (Continued)
    Fila SpA                                                         14,013 $   286,510       0.0%
*   Fincantieri SpA                                               2,268,686   2,220,083       0.0%
    FinecoBank Banca Fineco SpA                                   1,821,191  12,973,689       0.3%
    FNM SpA                                                         627,039     371,099       0.0%
#   Geox SpA                                                        453,868   1,226,626       0.0%
*   Gruppo Editoriale L'Espresso SpA                                650,069     597,173       0.0%
#   Gruppo MutuiOnline SpA                                          111,216   1,462,141       0.0%
    Hera SpA                                                      3,352,671   9,588,803       0.2%
    IMMSI SpA                                                     1,202,186     508,317       0.0%
    Industria Macchine Automatiche SpA                               70,748   6,237,091       0.1%
    Infrastrutture Wireless Italiane SpA                            585,401   3,237,560       0.1%
#*  Intek Group SpA                                               1,768,514     470,890       0.0%
    Interpump Group SpA                                             425,898  11,294,608       0.2%
    Iren SpA                                                      2,952,554   6,221,490       0.1%
*   Italgas SpA                                                   2,069,346   9,355,299       0.2%
    Italmobiliare SpA                                                45,336   2,540,734       0.1%
*   Juventus Football Club SpA                                    2,220,681   2,048,430       0.0%
    La Doria SpA                                                     65,929     813,547       0.0%
#   Maire Tecnimont SpA                                             643,190   2,555,490       0.1%
#   MARR SpA                                                        182,251   4,400,418       0.1%
#   Mediaset SpA                                                  4,351,208  17,782,080       0.4%
    Moncler SpA                                                     664,534  16,390,727       0.3%
#   Nice SpA                                                         71,162     269,341       0.0%
    OVS SpA                                                         319,730   2,128,317       0.0%
*   Panariagroup Industrie Ceramiche SpA                             13,433      89,001       0.0%
#   Parmalat SpA                                                    697,227   2,362,720       0.1%
#   Piaggio & C SpA                                                 961,442   1,992,434       0.0%
#*  Prelios SpA                                                     127,326      13,451       0.0%
#   Prima Industrie SpA                                              15,358     428,842       0.0%
    Prysmian SpA                                                  1,026,230  29,615,643       0.6%
    RAI Way SpA                                                     116,012     609,153       0.0%
    Recordati SpA                                                   474,431  17,582,541       0.4%
#   Reno de Medici SpA                                              840,050     317,197       0.0%
    Reply SpA                                                        23,664   4,144,932       0.1%
#*  Retelit SpA                                                     795,577   1,159,946       0.0%
    Sabaf SpA                                                        25,688     365,807       0.0%
#   SAES Getters SpA                                                 40,332     788,949       0.0%
#*  Safilo Group SpA                                                176,776   1,276,181       0.0%
*   Saipem SpA                                                   31,769,130  13,674,671       0.3%
    Salini Impregilo SpA                                          1,159,746   3,946,595       0.1%
#   Salvatore Ferragamo SpA                                         262,482   8,405,270       0.2%
    Saras SpA                                                     2,361,850   4,934,345       0.1%
#   SAVE SpA                                                         91,740   2,176,693       0.0%
    Servizi Italia SpA                                               34,833     163,432       0.0%
#*  Snaitech SpA                                                    386,714     579,449       0.0%
    Societa Cattolica di Assicurazioni SCRL                         852,357   7,576,011       0.2%
    Societa Iniziative Autostradali e Servizi SpA                   349,366   3,521,722       0.1%
#*  Sogefi SpA                                                      323,297   1,665,131       0.0%
    SOL SpA                                                         161,050   1,736,437       0.0%
    Tamburi Investment Partners SpA                                 418,473   2,314,710       0.1%
#*  Tiscali SpA                                                   9,160,788     461,492       0.0%
#   Tod's SpA                                                        70,079   5,414,834       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
ITALY -- (Continued)
#*  Trevi Finanziaria Industriale SpA                              509,518 $    506,142       0.0%
    TXT e-solutions SpA                                             28,342      330,598       0.0%
#   Unione di Banche Italiane SpA                                4,861,323   20,483,378       0.4%
    Unipol Gruppo Finanziario SpA                                2,254,178   10,053,139       0.2%
    UnipolSai Assicurazioni SpA                                  4,147,843    9,528,010       0.2%
    Vittoria Assicurazioni SpA                                     131,286    1,760,788       0.0%
#*  Yoox Net-A-Porter Group SpA                                    280,998    7,466,799       0.2%
    Zignago Vetro SpA                                              145,632    1,202,376       0.0%
                                                                           ------------      ----
TOTAL ITALY                                                                 522,416,248      10.5%
                                                                           ------------      ----
NETHERLANDS -- (4.6%)
    Aalberts Industries NV                                         645,848   25,608,846       0.5%
    Accell Group                                                   146,494    5,109,405       0.1%
#*  AFC Ajax NV                                                     18,134      180,351       0.0%
    AMG Advanced Metallurgical Group NV                            171,531    4,499,194       0.1%
    Amsterdam Commodities NV                                        92,796    2,588,505       0.1%
    APERAM SA                                                      270,393   13,594,044       0.3%
#   Arcadis NV                                                     414,400    7,189,991       0.2%
#   ASM International NV                                           290,828   17,505,079       0.4%
    BE Semiconductor Industries NV                                 203,783   10,653,522       0.2%
    Beter Bed Holding NV                                            97,492    1,592,978       0.0%
#   BinckBank NV                                                   375,073    1,864,100       0.0%
    Boskalis Westminster                                           522,771   19,228,989       0.4%
    Brunel International NV                                        118,473    2,015,220       0.0%
    Corbion NV                                                     334,113   10,368,973       0.2%
#   Flow Traders                                                    72,197    2,226,172       0.0%
#*  Fugro NV                                                       381,770    5,631,108       0.1%
    Gemalto NV(B9MS8P5)                                            304,031   17,021,640       0.3%
    Gemalto NV(B011JK4)                                            127,197    7,124,532       0.1%
#*  Heijmans NV                                                    126,289      973,139       0.0%
    Hunter Douglas NV                                               14,301    1,154,167       0.0%
    IMCD Group NV                                                   95,271    5,131,789       0.1%
    KAS Bank NV                                                     80,799      959,936       0.0%
    Kendrion NV                                                     70,032    2,500,054       0.1%
    Koninklijke BAM Groep NV                                     1,428,494    8,041,618       0.2%
    Koninklijke Vopak NV                                           180,802    8,159,257       0.2%
    Nederland Apparatenfabriek                                      27,865    1,165,725       0.0%
#*  OCI NV                                                         433,084    8,427,161       0.2%
#*  Ordina NV                                                      866,273    1,501,790       0.0%
    PostNL NV                                                    2,530,275   12,537,278       0.3%
    Refresco Group NV                                              119,571    2,335,896       0.1%
    SBM Offshore NV                                              1,047,830   17,262,169       0.4%
    Sligro Food Group NV                                           140,022    5,694,806       0.1%
*   Telegraaf Media Groep NV                                       170,034    1,148,238       0.0%
    TKH Group NV                                                   223,860   10,289,787       0.2%
*   TomTom NV                                                      791,907    8,051,490       0.2%
    Van Lanschot NV                                                 44,768    1,216,639       0.0%
#   Wessanen                                                       469,148    7,008,258       0.1%
                                                                           ------------      ----
TOTAL NETHERLANDS                                                           257,561,846       5.2%
                                                                           ------------      ----
NORWAY -- (2.2%)
#   ABG Sundal Collier Holding ASA                               1,838,947    1,202,096       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
NORWAY -- (Continued)
    AF Gruppen ASA                                                   29,505 $  525,723       0.0%
#*  Akastor ASA                                                     964,521  1,421,691       0.0%
    Aker ASA Class A                                                 53,284  2,023,334       0.0%
    Aker BP ASA                                                      57,747    977,719       0.0%
*   Aker Solutions ASA                                              817,278  4,654,704       0.1%
    American Shipping Co. ASA                                       214,376    679,287       0.0%
    Arendals Fossekompani A.S.                                           90     27,190       0.0%
#   Atea ASA                                                        405,805  4,907,871       0.1%
    Austevoll Seafood ASA                                           517,682  4,163,804       0.1%
    Avance Gas Holding, Ltd.                                        311,387    879,550       0.0%
#*  Axactor AB                                                    5,455,611  1,572,365       0.0%
#   Bakkafrost P/F                                                  211,039  7,150,090       0.2%
#*  Biotec Pharmacon ASA                                            139,685    130,635       0.0%
    Bonheur ASA                                                     140,320  1,221,747       0.0%
    Borregaard ASA                                                  514,398  5,778,967       0.1%
#   BW LPG, Ltd.                                                    452,895  1,992,566       0.0%
#*  BW Offshore, Ltd.                                               863,791  2,218,434       0.1%
*   Deep Sea Supply P.L.C.                                          254,547     36,409       0.0%
#*  DNO ASA                                                       3,249,546  2,736,231       0.1%
#*  DOF ASA                                                       1,559,222    167,134       0.0%
    Ekornes ASA                                                     111,584  1,753,274       0.0%
    Entra ASA                                                       130,695  1,499,242       0.0%
#*  Fred Olsen Energy ASA                                           175,763    412,996       0.0%
#   Frontline, Ltd.                                                 309,491  2,058,592       0.0%
#*  Funcom NV                                                       835,906    224,882       0.0%
    Grieg Seafood ASA                                               283,728  2,234,212       0.1%
#*  Hexagon Composites ASA                                          437,202  1,387,488       0.0%
    Hoegh LNG Holdings, Ltd.                                        264,481  2,706,444       0.1%
*   Kongsberg Automotive ASA                                      2,171,519  1,587,532       0.0%
#   Kongsberg Gruppen ASA                                            94,815  1,479,205       0.0%
*   Kvaerner ASA                                                  1,616,475  2,104,666       0.1%
#*  NEL ASA                                                         956,142    251,468       0.0%
#*  Nordic Semiconductor ASA                                        703,953  2,811,528       0.1%
#*  Norske Skogindustrier ASA                                     1,270,388    140,673       0.0%
#*  Norwegian Air Shuttle ASA                                       154,653  4,392,649       0.1%
*   Norwegian Finans Holding ASA                                    117,942    938,285       0.0%
    Norwegian Property ASA                                           44,590     52,572       0.0%
#   Ocean Yield ASA                                                 245,342  1,840,848       0.0%
*   Odfjell Drilling, Ltd.                                          124,884    261,257       0.0%
*   Odfjell SE Class A                                              134,257    529,339       0.0%
    Olav Thon Eiendomsselskap ASA                                   115,054  2,257,922       0.1%
    Opera Software ASA                                              514,924  2,328,211       0.1%
#*  Petroleum Geo-Services ASA                                    1,952,682  4,574,877       0.1%
#*  PhotoCure ASA                                                    65,557    282,730       0.0%
#*  Prosafe SE                                                       84,834    337,664       0.0%
#   Protector Forsikring ASA                                        311,515  2,592,717       0.1%
#*  Q-Free ASA                                                      179,836    177,022       0.0%
#*  REC Silicon ASA                                              14,281,005  1,782,869       0.0%
#   Scatec Solar ASA                                                372,800  1,688,546       0.0%
#*  Seadrill, Ltd.                                                  463,580    315,125       0.0%
    Selvaag Bolig ASA                                               147,132    608,543       0.0%
#*  Sevan Marine ASA                                                124,800    210,456       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
NORWAY -- (Continued)
#*  Skandiabanken ASA                                                85,477 $    764,336       0.0%
*   Solon Eiendom ASA                                                 3,712        9,623       0.0%
#*  Solstad Offshore ASA                                             72,220      102,489       0.0%
#*  Songa Offshore                                                  176,473      613,294       0.0%
    SpareBank 1 SMN                                                   2,444       20,353       0.0%
    SpareBank 1 SR-Bank ASA                                         273,852    2,159,915       0.1%
    Stolt-Nielsen, Ltd.                                             138,650    2,143,182       0.1%
    Storebrand ASA                                                  107,455      708,038       0.0%
#   TGS Nopec Geophysical Co. ASA                                   351,607    7,665,436       0.2%
    Tomra Systems ASA                                               647,834    7,519,351       0.2%
    Treasure ASA                                                    300,823      550,605       0.0%
    Veidekke ASA                                                    427,078    5,686,831       0.1%
*   Wallenius Wilhelmsen Logistics                                  306,364    1,551,771       0.0%
    Wilh Wilhelmsen Holding ASA Class A                              64,230    1,784,803       0.0%
#   XXL ASA                                                         280,430    3,019,358       0.1%
                                                                            ------------       ---
TOTAL NORWAY                                                                 124,590,766       2.5%
                                                                            ------------       ---
PORTUGAL -- (0.9%)
    Altri SGPS SA                                                   577,518    2,696,797       0.1%
*   Banco Comercial Portugues SA Class R                         67,212,193   15,016,017       0.3%
    CTT-Correios de Portugal SA                                     692,539    3,952,823       0.1%
    EDP Renovaveis SA                                               182,845    1,393,393       0.0%
    Ibersol SGPS SA                                                  24,481      385,919       0.0%
    Mota-Engil SGPS SA                                              850,092    2,161,675       0.1%
    Navigator Co. SA (The)                                        2,010,412    8,506,442       0.2%
    NOS SGPS SA                                                   1,118,059    6,404,243       0.1%
    Novabase SGPS SA                                                 65,729      228,032       0.0%
#   REN - Redes Energeticas Nacionais SGPS SA                     1,367,832    4,020,620       0.1%
    Semapa-Sociedade de Investimento e Gestao                       119,886    1,880,482       0.0%
    Sonae Capital SGPS SA                                           413,607      383,321       0.0%
*   Sonae SGPS SA                                                 5,062,165    5,193,938       0.1%
    Teixeira Duarte SA                                              710,639      213,582       0.0%
                                                                            ------------       ---
TOTAL PORTUGAL                                                                52,437,284       1.1%
                                                                            ------------       ---
SPAIN -- (5.2%)
    Acciona SA                                                      159,524   13,160,824       0.3%
    Acerinox SA                                                     884,614   12,323,009       0.3%
#   Adveo Group International SA                                    104,096      432,237       0.0%
    Alantra Partners SA                                              20,438      256,279       0.0%
    Almirall SA                                                     323,958    5,848,982       0.1%
#*  Amper SA                                                      3,820,823    1,038,645       0.0%
    Applus Services SA                                              559,895    7,018,484       0.1%
    Atresmedia Corp. de Medios de Comunicacion SA                   447,811    5,616,245       0.1%
    Azkoyen SA                                                       64,022      498,053       0.0%
#*  Banco Popular Espanol SA                                      1,713,211    1,198,783       0.0%
*   Baron de Ley                                                     13,360    1,635,382       0.0%
#   Bolsas y Mercados Espanoles SHMSF SA                            410,153   14,677,792       0.3%
    Cellnex Telecom SA                                              578,540   10,211,605       0.2%
    Cia de Distribucion Integral Logista Holdings SA                202,858    4,843,415       0.1%
    Cie Automotive SA                                               249,123    5,355,283       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SPAIN -- (Continued)
    Clinica Baviera SA                                               3,698 $     41,417       0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                   91,240    3,667,849       0.1%
#*  Deoleo SA                                                    1,441,512      290,992       0.0%
#   Distribuidora Internacional de Alimentacion SA               2,929,226   17,416,578       0.4%
#*  Duro Felguera SA                                               489,623      585,987       0.0%
    Ebro Foods SA                                                  366,900    8,194,899       0.2%
*   eDreams ODIGEO SA                                              287,020      990,490       0.0%
    Elecnor SA                                                     192,862    2,101,461       0.0%
    Ence Energia y Celulosa SA                                   1,037,062    3,692,589       0.1%
*   Ercros SA                                                      793,700    2,361,879       0.1%
    Euskaltel SA                                                   270,250    2,742,587       0.1%
    Faes Farma SA                                                1,444,899    5,184,920       0.1%
    Fluidra SA                                                     184,243    1,164,418       0.0%
#*  Fomento de Construcciones y Contratas SA                        82,808      766,888       0.0%
    Gamesa Corp. Tecnologica SA                                  1,203,576   25,957,211       0.5%
    Grupo Catalana Occidente SA                                    215,725    8,367,301       0.2%
*   Grupo Empresarial San Jose SA                                   91,203      322,955       0.0%
#*  Grupo Ezentis SA                                             1,075,120      801,909       0.0%
    Iberpapel Gestion SA                                            40,965    1,343,752       0.0%
*   Indra Sistemas SA                                              634,104    8,678,014       0.2%
    Inmobiliaria Colonial SA                                     1,325,083   10,274,883       0.2%
    Inmobiliaria del Sur SA                                          2,902       31,648       0.0%
#   Laboratorios Farmaceuticos Rovi SA                              68,607    1,136,564       0.0%
*   Liberbank SA                                                 2,210,127    2,951,680       0.1%
    Mediaset Espana Comunicacion SA                                965,451   13,300,588       0.3%
    Melia Hotels International SA                                  459,423    6,812,482       0.1%
    Miquel y Costas & Miquel SA                                     71,020    2,196,849       0.1%
*   NH Hotel Group SA                                            1,249,728    6,463,756       0.1%
#   Obrascon Huarte Lain SA                                        747,423    3,262,503       0.1%
    Papeles y Cartones de Europa SA                                286,581    2,150,989       0.0%
*   Pharma Mar SA                                                1,043,839    4,001,539       0.1%
    Prim SA                                                         39,424      417,731       0.0%
#*  Promotora de Informaciones SA Class A                          284,300    1,012,896       0.0%
    Prosegur Cia de Seguridad SA                                 1,400,764    9,144,422       0.2%
#*  Quabit Inmobiliaria SA                                         312,740      668,513       0.0%
*   Realia Business SA                                             755,842      801,003       0.0%
#*  Sacyr SA                                                     1,764,573    4,414,217       0.1%
    Saeta Yield SA                                                 169,421    1,672,816       0.0%
#*  Solaria Energia y Medio Ambiente SA                            276,000      305,113       0.0%
#*  Talgo SA                                                       429,686    2,578,940       0.1%
    Tecnicas Reunidas SA                                           189,544    7,490,775       0.2%
#   Tubacex SA                                                     655,565    2,087,162       0.0%
#*  Tubos Reunidos SA                                              546,112      644,739       0.0%
    Vidrala SA                                                      82,427    4,835,606       0.1%
#   Viscofan SA                                                    229,641   13,726,041       0.3%
#*  Vocento SA                                                     231,302      405,195       0.0%
    Zardoya Otis SA                                                748,923    6,930,739       0.1%
                                                                           ------------       ---
TOTAL SPAIN                                                                 288,508,503       5.8%
                                                                           ------------       ---
SWEDEN -- (7.2%)
#   AAK AB                                                         121,469    8,693,787       0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SWEDEN -- (Continued)
    Acando AB                                                      483,962 $ 1,752,725       0.0%
*   AddLife AB                                                      77,913   1,480,658       0.0%
    AddNode Group AB                                                22,737     194,823       0.0%
    AddTech AB Class B                                             286,743   5,162,335       0.1%
    AF AB Class B                                                  305,024   6,427,748       0.1%
#   Alimak Group AB                                                  4,498      68,238       0.0%
#*  Anoto Group AB                                               4,862,822      96,587       0.0%
*   Arise AB                                                        36,861      64,881       0.0%
#   Atrium Ljungberg AB Class B                                    107,861   1,784,106       0.0%
    Attendo AB                                                      15,913     162,581       0.0%
#   Avanza Bank Holding AB                                         113,673   4,562,278       0.1%
    B&B Tools AB Class B                                           135,011   3,092,874       0.1%
*   BE Group AB                                                      1,335       9,164       0.0%
    Beijer Alma AB                                                 115,281   3,271,093       0.1%
#*  Beijer Electronics AB                                           53,995     255,917       0.0%
    Beijer Ref AB                                                   71,389   1,800,186       0.0%
    Betsson AB                                                     526,477   4,497,071       0.1%
    Bilia AB Class A                                               317,389   6,358,557       0.1%
    BillerudKorsnas AB                                              76,671   1,228,294       0.0%
    BioGaia AB Class B                                              87,071   3,508,759       0.1%
#*  BioInvent International AB                                     515,778     140,424       0.0%
    Biotage AB                                                     305,541   1,742,884       0.0%
#   Bjorn Borg AB                                                   82,051     332,392       0.0%
    Bonava AB                                                        9,670     154,832       0.0%
    Bonava AB Class B                                              206,417   3,337,471       0.1%
    Bufab AB                                                        14,054     168,408       0.0%
    Bulten AB                                                       85,567   1,218,023       0.0%
    Bure Equity AB                                                 316,106   3,908,669       0.1%
#   Byggmax Group AB                                               346,266   2,334,846       0.1%
#   Catena AB                                                       59,559     877,224       0.0%
#   Cavotec SA                                                      16,457      49,754       0.0%
    Clas Ohlson AB Class B                                         191,594   3,178,505       0.1%
    Cloetta AB Class B                                           1,427,544   5,766,701       0.1%
*   Collector AB                                                    12,446     137,241       0.0%
    Com Hem Holding AB                                             371,962   4,628,042       0.1%
    Concentric AB                                                  278,860   4,599,994       0.1%
#   Concordia Maritime AB Class B                                  100,760     155,347       0.0%
    Coor Service Management Holding AB                               9,462      59,259       0.0%
    Corem Property Group AB Class B                                  2,296      10,389       0.0%
    Dedicare AB Class B                                              8,570     135,528       0.0%
    Dios Fastigheter AB                                            457,418   2,344,512       0.1%
    Doro AB                                                        151,342     999,389       0.0%
    Duni AB                                                        206,724   2,927,108       0.1%
#   Dustin Group AB                                                166,899   1,379,810       0.0%
    East Capital Explorer AB                                        65,960     554,689       0.0%
#   Elanders AB Class B                                             15,657     185,931       0.0%
    Elekta AB Class B                                              293,263   3,061,746       0.1%
#   Eltel AB                                                        76,853     500,310       0.0%
    Enea AB                                                         63,008     599,295       0.0%
    eWork Group AB                                                  12,396     148,301       0.0%
    Fabege AB                                                      651,224  11,214,061       0.2%
#   Fagerhult AB                                                    64,568   2,665,543       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SWEDEN -- (Continued)
#   Fenix Outdoor International AG                                   9,962 $   966,513       0.0%
#*  Fingerprint Cards AB Class B                                    65,897     262,363       0.0%
    Granges AB                                                     420,141   4,362,676       0.1%
    Gunnebo AB                                                     171,567     943,026       0.0%
    Haldex AB                                                      218,762   2,934,034       0.1%
    Heba Fastighets AB Class B                                      42,288     542,942       0.0%
    Hemfosa Fastigheter AB                                         681,330   6,312,750       0.1%
    Hexpol AB                                                      659,586   7,327,759       0.2%
    HIQ International AB                                           297,368   2,032,355       0.1%
    HMS Networks AB                                                  6,593     302,171       0.0%
#   Hoist Finance AB                                               121,616   1,143,996       0.0%
    Holmen AB Class B                                              264,932  11,163,707       0.2%
    Hufvudstaden AB Class A                                        235,964   3,696,968       0.1%
#   Indutrade AB                                                   410,439   9,694,421       0.2%
#   Intrum Justitia AB                                             389,858  15,486,805       0.3%
    Inwido AB                                                      241,301   3,465,027       0.1%
    ITAB Shop Concept AB Class B                                    88,092     698,888       0.0%
#   JM AB                                                          392,486  13,809,109       0.3%
    KappAhl AB                                                     378,763   2,188,808       0.1%
#*  Karo Pharma AB                                                 212,845     837,903       0.0%
#   Kindred Group P.L.C.                                         1,251,492  12,968,859       0.3%
#   Klovern AB Class B                                           2,268,287   2,389,024       0.1%
    KNOW IT AB                                                      82,138   1,209,604       0.0%
#   Kungsleden AB                                                1,024,206   5,734,276       0.1%
    Lagercrantz Group AB Class B                                   290,867   3,173,520       0.1%
    Lifco AB Class B                                                44,144   1,344,403       0.0%
    Lindab International AB                                        407,193   3,719,628       0.1%
#   Loomis AB Class B                                              362,523  13,162,701       0.3%
#*  Medivir AB Class B                                             157,280   1,215,681       0.0%
#   Mekonomen AB                                                   149,584   2,965,394       0.1%
    Modern Times Group MTG AB Class B                              319,844  10,429,033       0.2%
#   MQ Holding AB                                                  190,110     720,694       0.0%
#   Mycronic AB                                                    464,036   4,582,344       0.1%
    NCC AB Class B                                                 511,468  13,588,290       0.3%
#   Nederman Holding AB                                              4,621     136,188       0.0%
*   Net Insight AB Class B                                         735,492     709,927       0.0%
    NetEnt AB                                                      953,177   7,352,327       0.2%
    New Wave Group AB Class B                                      274,794   1,946,786       0.0%
    Nobia AB                                                       745,291   7,707,411       0.2%
    Nobina AB                                                      205,684   1,253,921       0.0%
#   Nolato AB Class B                                              160,173   5,098,678       0.1%
#   OEM International AB Class B                                    44,190   1,057,980       0.0%
    Opus Group AB                                                1,178,318     937,924       0.0%
#*  Orexo AB                                                         6,681      20,730       0.0%
    Oriflame Holding AG                                            227,203   9,312,080       0.2%
    Pandox AB                                                       44,731     751,259       0.0%
    Peab AB                                                        876,860   9,576,046       0.2%
    Pricer AB Class B                                              811,833     935,041       0.0%
    Proact IT Group AB                                              49,605   1,063,427       0.0%
    Probi AB                                                        14,468     725,452       0.0%
#*  Qliro Group AB                                                 633,392     900,541       0.0%
#   Ratos AB Class B                                             1,328,043   6,228,349       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SWEDEN -- (Continued)
    RaySearch Laboratories AB                                      110,526 $  2,774,944       0.1%
#   Recipharm AB Class B                                           142,808    1,974,551       0.0%
    Rezidor Hotel Group AB                                         426,060    1,587,314       0.0%
    Rottneros AB                                                   323,465      303,161       0.0%
    Saab AB Class B                                                 31,972    1,584,269       0.0%
    Sagax AB Class B                                               108,975    1,132,148       0.0%
#*  SAS AB                                                         738,160    1,216,673       0.0%
#   Scandi Standard AB                                             215,392    1,294,023       0.0%
*   Scandic Hotels Group AB                                         28,132      316,699       0.0%
    Sectra AB Class B                                               58,461    1,071,746       0.0%
    Semcon AB                                                      100,425      724,009       0.0%
#*  Sensys Gatso Group AB                                        1,035,356      123,797       0.0%
    SkiStar AB                                                     118,781    2,541,741       0.1%
#*  SSAB AB Class A(BPRBWK4)                                       189,016      823,309       0.0%
*   SSAB AB Class A(B17H0S8)                                     1,081,113    4,703,344       0.1%
#*  SSAB AB Class B(BPRBWM6)                                     1,131,651    4,023,796       0.1%
*   SSAB AB Class B(B17H3F6)                                     2,535,211    8,994,583       0.2%
#   Sweco AB Class B                                               326,793    8,101,074       0.2%
    Swedol AB Class B                                               73,157      250,266       0.0%
    Systemair AB                                                    56,341    1,000,991       0.0%
#   Thule Group AB (The)                                           333,497    5,780,630       0.1%
    VBG Group AB Class B                                             1,216       17,951       0.0%
#   Victoria Park AB Class B                                       391,297    1,090,925       0.0%
    Vitrolife AB                                                    71,728    4,086,677       0.1%
#   Wallenstam AB Class B                                          906,444    7,723,554       0.2%
#   Wihlborgs Fastigheter AB                                       342,126    6,664,477       0.1%
                                                                           ------------       ---
TOTAL SWEDEN                                                                404,985,681       8.2%
                                                                           ------------       ---
SWITZERLAND -- (10.8%)
    Allreal Holding AG                                              62,208   10,703,356       0.2%
*   Alpiq Holding AG                                                 6,898      512,373       0.0%
    ALSO Holding AG                                                 23,641    2,972,428       0.1%
#   ams AG                                                         372,640   23,973,214       0.5%
    APG SGA SA                                                       7,581    3,626,207       0.1%
*   Arbonia AG                                                     189,337    3,521,100       0.1%
#   Aryzta AG                                                      368,607   11,967,134       0.2%
#   Ascom Holding AG                                               210,467    3,976,969       0.1%
    Autoneum Holding AG                                             16,300    4,817,139       0.1%
    Bachem Holding AG Class B                                       23,344    2,783,318       0.1%
    Baloise Holding AG                                              59,134    8,671,144       0.2%
    Bank Coop AG                                                    30,632    1,336,039       0.0%
    Banque Cantonale de Geneve                                       8,078    1,258,132       0.0%
    Banque Cantonale du Jura SA                                      4,442      260,158       0.0%
    Banque Cantonale Vaudoise                                       11,753    8,514,963       0.2%
    Belimo Holding AG                                                2,156    8,067,216       0.2%
    Bell AG                                                          4,955    2,128,694       0.0%
    Bellevue Group AG                                               51,433      883,605       0.0%
#   Berner Kantonalbank AG                                          23,094    4,390,507       0.1%
    BFW Liegenschaften AG                                              620       28,354       0.0%
    BKW AG                                                          64,177    3,475,852       0.1%
    Bobst Group SA                                                  44,716    4,529,864       0.1%
    Bossard Holding AG Class A                                      32,905    6,556,130       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SWITZERLAND -- (Continued)
    Bucher Industries AG                                            33,396 $10,766,876       0.2%
#   Burckhardt Compression Holding AG                               11,640   3,571,429       0.1%
    Burkhalter Holding AG                                           20,988   3,164,011       0.1%
    Calida Holding AG                                               25,084     994,394       0.0%
    Carlo Gavazzi Holding AG                                         1,577     496,479       0.0%
    Cembra Money Bank AG                                           131,985  11,259,966       0.2%
    Cham Paper Holding AG                                            1,894     704,592       0.0%
*   Cicor Technologies, Ltd.                                         6,925     268,323       0.0%
    Cie Financiere Tradition SA                                      9,458     996,136       0.0%
    Clariant AG                                                    815,669  16,518,702       0.3%
    Coltene Holding AG                                              20,595   1,759,154       0.0%
    Conzzeta AG                                                      6,400   6,326,467       0.1%
#   Daetwyler Holding AG                                            37,940   6,421,208       0.1%
    DKSH Holding AG                                                 91,554   7,374,403       0.2%
    dormakaba Holding AG                                            16,675  14,287,501       0.3%
    Edmond de Rothschild Suisse SA                                      71   1,195,257       0.0%
#   EFG International AG                                           420,368   2,670,897       0.1%
    Emmi AG                                                         12,810   9,353,191       0.2%
    Energiedienst Holding AG                                        68,912   1,728,184       0.0%
#*  Evolva Holding SA                                            1,077,319     595,827       0.0%
    Feintool International Holding AG                                7,642     971,503       0.0%
    Flughafen Zuerich AG                                           104,871  23,111,210       0.5%
    Forbo Holding AG                                                 6,853  11,241,442       0.2%
    GAM Holding AG                                                 962,516  12,333,797       0.3%
    Georg Fischer AG                                                22,511  21,227,134       0.4%
    Gurit Holding AG                                                 2,329   2,029,502       0.0%
    Helvetia Holding AG                                             36,269  20,140,004       0.4%
#   HOCHDORF Holding AG                                              5,428   1,664,205       0.0%
#   Huber & Suhner AG                                               69,938   4,709,515       0.1%
    Implenia AG                                                     85,074   6,531,120       0.1%
    Inficon Holding AG                                               9,382   4,926,916       0.1%
    Interroll Holding AG                                             3,127   3,676,850       0.1%
    Intershop Holding AG                                             8,065   3,884,757       0.1%
    Jungfraubahn Holding AG                                          4,767     522,283       0.0%
    Kardex AG                                                       35,549   3,914,567       0.1%
    Komax Holding AG                                                18,489   4,933,601       0.1%
    Kudelski SA                                                    195,049   3,383,339       0.1%
*   Lastminute.com NV                                                6,959     100,067       0.0%
    LEM Holding SA                                                   3,773   3,856,604       0.1%
    Liechtensteinische Landesbank AG                                34,495   1,705,602       0.0%
    Logitech International SA                                      708,858  23,690,881       0.5%
#   Luzerner Kantonalbank AG                                        16,857   7,284,592       0.2%
#   MCH Group AG                                                     1,879     128,980       0.0%
    Metall Zug AG Class B                                              888   3,489,750       0.1%
#*  Meyer Burger Technology AG                                   2,370,456   1,953,873       0.0%
    Mobilezone Holding AG                                          133,170   2,034,718       0.0%
    Mobimo Holding AG                                               33,993   9,139,662       0.2%
#   OC Oerlikon Corp. AG                                           929,429  11,166,384       0.2%
#*  Orascom Development Holding AG                                  60,240     335,543       0.0%
#   Orell Fuessli Holding AG                                         5,028     651,420       0.0%
    Orior AG                                                        29,509   2,263,489       0.1%
#   Panalpina Welttransport Holding AG                              63,044   8,338,868       0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
SWITZERLAND -- (Continued)
#   Phoenix Mecano AG                                                3,168 $    1,682,654        0.0%
    Plazza AG Class A                                                5,940      1,376,052        0.0%
    PSP Swiss Property AG                                          201,709     18,084,267        0.4%
    Rieter Holding AG                                               17,376      3,856,251        0.1%
    Romande Energie Holding SA                                       2,625      3,400,785        0.1%
#*  Schaffner Holding AG                                             2,950        835,897        0.0%
*   Schmolz + Bickenbach AG                                      2,877,485      2,635,961        0.1%
    Schweiter Technologies AG                                        4,581      5,505,586        0.1%
    SFS Group AG                                                    30,931      3,086,809        0.1%
    Siegfried Holding AG                                            21,530      6,154,871        0.1%
    St Galler Kantonalbank AG                                       11,780      5,115,571        0.1%
    Sulzer AG                                                      107,928     12,595,322        0.3%
    Sunrise Communications Group AG                                151,615     11,261,611        0.2%
    Swiss Prime Site AG                                            139,414     12,086,296        0.2%
    Swissquote Group Holding SA                                     45,894      1,264,321        0.0%
    Tamedia AG                                                      14,493      2,133,932        0.0%
    Tecan Group AG                                                  46,082      7,864,233        0.2%
    Temenos Group AG                                               318,043     27,528,471        0.6%
    Thurgauer Kantonalbank                                             659         61,795        0.0%
    u-blox Holding AG                                               30,554      6,771,533        0.1%
    Valiant Holding AG                                              89,304     10,251,067        0.2%
    Valora Holding AG                                               15,777      5,414,476        0.1%
    Vaudoise Assurances Holding SA                                   5,437      2,831,405        0.1%
    Vetropack Holding AG                                             1,003      1,984,901        0.0%
*   Von Roll Holding AG                                            250,484        279,528        0.0%
    Vontobel Holding AG                                            136,975      8,076,113        0.2%
    VP Bank AG                                                       9,687      1,115,334        0.0%
    VZ Holding AG                                                   11,594      3,224,902        0.1%
    Walliser Kantonalbank                                           16,716      1,399,597        0.0%
    Walter Meier AG                                                 22,913      1,022,311        0.0%
    Ypsomed Holding AG                                              16,382      3,152,959        0.1%
#   Zehnder Group AG                                                57,019      1,932,291        0.0%
#   Zug Estates Holding AG Class B                                     645      1,134,431        0.0%
    Zuger Kantonalbank AG                                              619      3,319,415        0.1%
                                                                           --------------      -----
TOTAL SWITZERLAND                                                           603,190,019        12.2%
                                                                           --------------      -----
UNITED STATES -- (0.0%)
#   Sapiens International Corp. NV                                 103,202      1,271,788        0.0%
                                                                           --------------      -----
TOTAL COMMON STOCKS                                                        4,894,017,335       98.6%
                                                                           --------------      -----
PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
    Biotest AG                                                      89,937      1,929,392        0.0%
    Draegerwerk AG & Co. KGaA                                       33,986      3,719,739        0.1%
#   Fuchs Petrolub SE                                              212,417     10,956,309        0.2%
    Jungheinrich AG                                                245,511      8,548,736        0.2%
#   Sartorius AG                                                   117,258     10,735,201        0.2%
    Sixt SE                                                         65,621      2,931,702        0.1%
    STO SE & Co. KGaA                                                8,021        921,295        0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
GERMANY -- (Continued)
Villeroy & Boch AG                                                    41,209 $      866,270        0.0%
                                                                             --------------      -----
TOTAL GERMANY                                                                    40,608,644        0.8%
                                                                             --------------      -----
TOTAL PREFERRED STOCKS                                                           40,608,644        0.8%
                                                                             --------------      -----
RIGHTS/WARRANTS -- (0.0%)
     AUSTRIA -- (0.0%)
*    Intercell AG Rights 5/16/13                                     254,689             --        0.0%
                                                                             --------------      -----
FRANCE -- (0.0%)
*    Maurel et prom Rights 12/31/00                                  844,597             --        0.0%
                                                                             --------------      -----
ITALY -- (0.0%)
#*   d'Amico International Shipping SA Rights 5/18/17                830,428         41,792        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                                41,792        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   4,934,667,771
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@ DFA Short Term Investment Fund                               56,722,188    656,445,884       13.2%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,328,293,736)                          $5,591,113,655      112.6%
                                                                             ==============      =====

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -----------------------------------------------
                                         LEVEL 1    LEVEL 2       LEVEL 3     TOTAL
                                         ------- -------------- --------- --------------
Common Stocks
   Austria                                   --  $  161,605,769      --   $  161,605,769
   Belgium                                   --     215,941,349      --      215,941,349
   Denmark                                   --     255,518,974      --      255,518,974
   Finland                                   --     339,669,673      --      339,669,673
   France                                    --     683,401,465      --      683,401,465
   Germany                                   --     797,525,820      --      797,525,820
   Ireland                                   --      66,821,586      --       66,821,586
   Israel                                    --     118,570,564      --      118,570,564
   Italy                                     --     522,416,248      --      522,416,248
   Netherlands                               --     257,561,846      --      257,561,846
   Norway                                    --     124,590,766      --      124,590,766
   Portugal                                  --      52,437,284      --       52,437,284
   Spain                                     --     288,508,503      --      288,508,503
   Sweden                                    --     404,985,681      --      404,985,681
   Switzerland                               --     603,190,019      --      603,190,019
   United States                             --       1,271,788      --        1,271,788
Preferred Stocks
   Germany                                   --      40,608,644      --       40,608,644
Rights/Warrants
   Italy                                     --          41,792      --           41,792
Securities Lending Collateral                --     656,445,884      --      656,445,884
                                         ------  --------------  ------   --------------
TOTAL                                        --  $5,591,113,655      --   $5,591,113,655
                                         ======  ==============  ======   ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                  SHARES     VALUE++     ASSETS**
                                                                 --------- ------------ ----------
COMMON STOCKS -- (93.6%)
BRAZIL -- (4.6%)
    Ambev SA                                                       855,320 $  4,920,572    0.1%
    Ambev SA ADR                                                 5,984,451   34,290,904    0.6%
    Banco Bradesco SA                                              960,344    9,848,363    0.2%
    Banco do Brasil SA                                           1,076,318   11,139,411    0.2%
    Banco Santander Brasil SA                                      479,757    4,144,527    0.1%
    BB Seguridade Participacoes SA                               1,072,125   10,096,191    0.2%
    BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros      2,302,183   13,788,220    0.2%
    Braskem SA Sponsored ADR                                       165,709    3,572,686    0.1%
    BRF SA                                                         577,166    7,235,373    0.1%
#   BRF SA ADR                                                     539,479    6,711,119    0.1%
    BTG Pactual Group                                               73,441      430,137    0.0%
    CCR SA                                                       1,910,468   10,653,671    0.2%
*   Centrais Eletricas Brasileiras SA                              368,500    2,096,725    0.0%
#*  Centrais Eletricas Brasileiras SA ADR                           85,023      590,910    0.0%
#*  Centrais Eletricas Brasileiras SA Sponsored ADR                100,200      554,106    0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo                424,900    3,918,282    0.1%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR            178,668    1,643,746    0.0%
*   Cia Siderurgica Nacional SA Sponsored ADR                      241,268      581,456    0.0%
    Cielo SA                                                     1,808,236   13,729,619    0.2%
*   Cosan Logistica SA                                             152,336      316,762    0.0%
    Cosan SA Industria e Comercio                                  209,443    2,448,742    0.0%
    CPFL Energia SA                                                220,971    1,810,068    0.0%
    CPFL Energia SA ADR                                             67,189    1,091,814    0.0%
    Embraer SA ADR                                                 247,176    4,745,779    0.1%
    Engie Brasil Energia SA                                        250,101    2,679,049    0.1%
    Fibria Celulose SA                                              22,600      209,335    0.0%
#   Fibria Celulose SA Sponsored ADR                               488,398    4,483,494    0.1%
    Gerdau SA                                                      195,832      596,618    0.0%
    Gerdau SA Sponsored ADR                                        577,984    1,762,851    0.0%
    Hypermarcas SA                                                 561,762    5,320,195    0.1%
    Itau Unibanco Holding SA                                       427,826    4,590,902    0.1%
    JBS SA                                                       2,413,848    7,810,280    0.1%
    Klabin SA                                                      996,400    4,959,947    0.1%
    Kroton Educacional SA                                        2,220,459   10,458,519    0.2%
    Lojas Americanas SA                                            302,984    1,305,846    0.0%
    Lojas Renner SA                                              1,404,820   13,091,973    0.2%
    M Dias Branco SA                                               120,300    1,846,921    0.0%
*   Petroleo Brasileiro SA                                       2,305,200   10,429,159    0.2%
*   Petroleo Brasileiro SA Sponsored ADR                           772,593    6,961,063    0.1%
    Raia Drogasil SA                                               381,000    8,096,423    0.1%
    Tim Participacoes SA                                         1,162,813    3,758,750    0.1%
    Tim Participacoes SA ADR                                        63,679    1,025,869    0.0%
    Ultrapar Participacoes SA                                      394,184    8,745,432    0.2%
    Ultrapar Participacoes SA Sponsored ADR                        254,308    5,640,551    0.1%
    Vale SA                                                        398,300    3,447,110    0.1%
#   Vale SA Sponsored ADR                                        1,209,916   10,381,079    0.2%
    WEG SA                                                         808,815    4,510,334    0.1%
                                                                           ------------    ---
TOTAL BRAZIL                                                                272,470,883    4.7%
                                                                           ------------    ---

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
CHILE -- (1.3%)
    AES Gener SA                                                   2,528,093 $   951,026       0.0%
    Aguas Andinas SA Class A                                       4,491,454   2,544,188       0.0%
    Banco de Chile                                                 1,408,402     169,888       0.0%
    Banco de Chile ADR                                                53,799   3,941,849       0.1%
    Banco de Credito e Inversiones                                    71,160   3,977,001       0.1%
    Banco Santander Chile ADR                                        258,123   6,099,446       0.1%
    Cencosud SA                                                    2,057,923   5,859,102       0.1%
    Cencosud SA ADR                                                    1,648      14,041       0.0%
    Cia Cervecerias Unidas SA                                        109,017   1,403,778       0.0%
    Cia Cervecerias Unidas SA Sponsored ADR                           68,358   1,761,586       0.0%
    Colbun SA                                                     11,492,940   2,545,830       0.0%
    Embotelladora Andina SA Class A ADR                               11,268     259,164       0.0%
    Embotelladora Andina SA Class B ADR                               21,587     548,742       0.0%
*   Empresa Nacional de Telecomunicaciones SA                         48,896     586,003       0.0%
    Empresas CMPC SA                                               2,386,070   5,544,167       0.1%
    Empresas COPEC SA                                                441,781   4,926,984       0.1%
    Enel Americas SA Sponsored ADR                                   853,477   8,457,958       0.2%
    Enel Chile SA                                                    610,581   3,333,772       0.1%
    Enel Generacion Chile SA                                         136,135     104,310       0.0%
    Enel Generacion Chile SA Sponsored ADR                           150,605   3,460,903       0.1%
#   Itau CorpBanca(45033E105)                                         30,902     423,975       0.0%
    Itau CorpBanca(BYT25P4)                                      305,068,641   2,780,761       0.1%
*   Latam Airlines Group SA                                            8,686     109,538       0.0%
    Latam Airlines Group SA Sponsored ADR                            634,556   8,039,825       0.1%
    SACI Falabella                                                   724,788   5,775,041       0.1%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR              153,936   5,472,425       0.1%
                                                                             -----------       ---
TOTAL CHILE                                                                   79,091,303       1.4%
                                                                             -----------       ---
CHINA -- (16.5%)
#*  58.com, Inc. ADR                                                  63,800   2,525,204       0.0%
#   AAC Technologies Holdings, Inc.                                  634,000   9,293,800       0.2%
    Agricultural Bank of China, Ltd. Class H                      18,363,000   8,465,160       0.1%
    Air China, Ltd. Class H                                        2,890,000   2,555,203       0.0%
*   Alibaba Group Holding, Ltd. Sponsored ADR                        599,851  69,282,791       1.2%
#*  Alibaba Pictures Group, Ltd.                                   8,470,000   1,371,612       0.0%
*   Aluminum Corp. of China, Ltd. ADR                                107,180   1,323,673       0.0%
#*  Aluminum Corp. of China, Ltd. Class H                            650,000     319,463       0.0%
#*  Angang Steel Co., Ltd. Class H                                 1,338,000     897,983       0.0%
#   Anhui Conch Cement Co., Ltd. Class H                             985,500   3,446,346       0.1%
    Anta Sports Products, Ltd.                                     1,125,000   3,157,556       0.1%
    AviChina Industry & Technology Co., Ltd. Class H               2,765,000   1,843,369       0.0%
    BAIC Motor Corp., Ltd. Class H                                   740,500     712,556       0.0%
*   Baidu, Inc. Sponsored ADR                                        125,455  22,610,755       0.4%
    Bank of China, Ltd. Class H                                   63,274,181  30,606,519       0.5%
    Bank of Communications Co., Ltd. Class H                       6,226,515   4,787,684       0.1%
#   BBMG Corp. Class H                                             2,535,500   1,355,717       0.0%
    Beijing Capital International Airport Co., Ltd. Class H        1,544,000   2,178,177       0.0%
    Beijing Enterprises Holdings, Ltd.                               478,972   2,337,973       0.0%
    Beijing Enterprises Water Group, Ltd.                          3,160,000   2,418,333       0.0%
    Belle International Holdings, Ltd.                             8,013,000   6,153,984       0.1%
#   Brilliance China Automotive Holdings, Ltd.                     2,194,000   3,675,391       0.1%
#   Byd Co., Ltd. Class H                                            547,386   3,225,538       0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
#   Central China Securities Co., Ltd. Class H                       23,000 $    12,194       0.0%
    CGN Power Co., Ltd. Class H                                   6,045,000   1,823,817       0.0%
    China Cinda Asset Management Co., Ltd. Class H               19,332,000   7,348,881       0.1%
    China CITIC Bank Corp., Ltd. Class H                          7,411,928   4,691,904       0.1%
#*  China Coal Energy Co., Ltd. Class H                           3,038,777   1,475,028       0.0%
    China Communications Construction Co., Ltd. Class H           3,529,000   4,845,543       0.1%
    China Communications Services Corp., Ltd. Class H             2,194,000   1,248,546       0.0%
    China Construction Bank Corp. Class H                        70,499,590  57,221,928       1.0%
    China Eastern Airlines Corp., Ltd.                                2,200      57,530       0.0%
#   China Eastern Airlines Corp., Ltd. Class H                    1,734,000     908,500       0.0%
    China Everbright Bank Co., Ltd. Class H                       4,987,000   2,337,443       0.0%
    China Everbright International, Ltd.                          2,508,000   3,387,169       0.1%
#   China Evergrande Group                                       10,542,000  11,244,029       0.2%
    China Galaxy Securities Co., Ltd. Class H                     3,168,000   2,887,254       0.1%
    China Gas Holdings, Ltd.                                      1,810,000   2,837,634       0.1%
#   China Hongqiao Group, Ltd.                                    2,662,000   2,412,735       0.0%
#*  China Huarong Asset Management Co., Ltd. Class H              2,460,000   1,047,918       0.0%
    China Huishan Dairy Holdings Co., Ltd.                        2,888,000     155,941       0.0%
#   China International Marine Containers Group Co., Ltd.
    Class H                                                         487,400     840,572       0.0%
#   China Life Insurance Co., Ltd. ADR                              849,036  12,896,857       0.2%
    China Life Insurance Co., Ltd. Class H                          111,000     337,691       0.0%
    China Longyuan Power Group Corp., Ltd. Class H                3,255,000   2,502,520       0.0%
#   China Medical System Holdings, Ltd.                             530,000     914,780       0.0%
    China Mengniu Dairy Co., Ltd.                                 2,016,000   3,894,806       0.1%
    China Merchants Bank Co., Ltd. Class H                        3,120,554   8,085,394       0.1%
    China Merchants Port Holdings Co., Ltd.                       1,560,099   4,457,457       0.1%
    China Minsheng Banking Corp., Ltd. Class H                    4,658,500   4,583,312       0.1%
    China Mobile, Ltd.                                              172,500   1,836,542       0.0%
    China Mobile, Ltd. Sponsored ADR                                918,178  48,957,251       0.9%
#   China Molybdenum Co., Ltd. Class H                            1,638,966     498,945       0.0%
    China Oilfield Services, Ltd. Class H                         1,632,000   1,502,397       0.0%
    China Overseas Land & Investment, Ltd.                        3,654,000  10,598,746       0.2%
    China Pacific Insurance Group Co., Ltd. Class H               1,547,400   5,708,955       0.1%
    China Petroleum & Chemical Corp. ADR                            132,615  10,790,858       0.2%
    China Petroleum & Chemical Corp. Class H                     11,600,800   9,420,470       0.2%
    China Railway Construction Corp., Ltd. Class H                2,681,500   3,744,717       0.1%
    China Railway Group, Ltd. Class H                             3,186,000   2,694,601       0.0%
    China Railway Signal & Communication Corp., Ltd. Class H        173,000     135,093       0.0%
    China Reinsurance Group Corp. Class H                            97,000      22,307       0.0%
*   China Resources Beer Holdings Co., Ltd.                       1,613,611   3,880,525       0.1%
#   China Resources Gas Group, Ltd.                               1,054,000   3,552,072       0.1%
    China Resources Land, Ltd.                                    3,234,666   8,963,345       0.2%
    China Resources Power Holdings Co., Ltd.                      1,954,517   3,518,937       0.1%
    China Shenhua Energy Co., Ltd. Class H                        1,817,000   4,229,616       0.1%
    China Southern Airlines Co., Ltd. Class H                     2,638,000   1,753,581       0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR                  14,306     466,948       0.0%
    China State Construction International Holdings, Ltd.         1,706,000   3,091,406       0.1%
*   China Taiping Insurance Holdings Co., Ltd.                    1,654,506   4,119,331       0.1%
#   China Telecom Corp., Ltd. ADR                                    56,720   2,780,414       0.1%
    China Telecom Corp., Ltd. Class H                             4,088,000   1,994,059       0.0%
    China Unicom Hong Kong, Ltd.                                  8,168,000  10,569,587       0.2%
    China Unicom Hong Kong, Ltd. ADR                                589,865   7,656,448       0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    China Vanke Co., Ltd. Class H                                 1,896,700 $ 4,806,241       0.1%
    Chongqing Rural Commercial Bank Co., Ltd. Class H             4,350,000   2,987,503       0.1%
    CITIC Securities Co., Ltd. Class H                            2,295,500   4,811,516       0.1%
    CITIC, Ltd.                                                   5,497,000   7,970,677       0.1%
    CNOOC, Ltd.                                                   5,051,000   5,892,481       0.1%
    CNOOC, Ltd. Sponsored ADR                                       127,716  14,834,213       0.3%
*   COSCO SHIPPING Development Co., Ltd. Class H                  2,657,000     575,981       0.0%
#*  COSCO SHIPPING Holdings Co., Ltd. Class H                     1,437,000     627,661       0.0%
    COSCO SHIPPING Ports, Ltd.                                    1,157,160   1,266,893       0.0%
#   Country Garden Holdings Co., Ltd.                             9,884,686   9,400,833       0.2%
    CRRC Corp., Ltd. Class H                                      3,040,000   2,962,415       0.1%
    CSPC Pharmaceutical Group, Ltd.                               4,882,000   6,771,410       0.1%
#   CSSC Offshore and Marine Engineering Group Co., Ltd. Class H    190,000     378,533       0.0%
*   Ctrip.com International, Ltd. ADR                               225,680  11,399,097       0.2%
    Dali Foods Group Co., Ltd.                                      240,500     141,948       0.0%
#   Dalian Port PDA Co., Ltd. Class H                             1,495,000     265,002       0.0%
#   Datang International Power Generation Co., Ltd. Class H       3,068,000     914,029       0.0%
    Dongfeng Motor Group Co., Ltd. Class H                        3,274,000   3,438,769       0.1%
    ENN Energy Holdings, Ltd.                                       786,000   4,260,814       0.1%
    Fosun International, Ltd.                                     2,542,222   3,845,015       0.1%
#   Fullshare Holdings, Ltd.                                      2,417,500     783,212       0.0%
    Fuyao Glass Industry Group Co., Ltd. Class H                    341,200   1,204,471       0.0%
#   Geely Automobile Holdings, Ltd.                               4,750,000   6,399,935       0.1%
    GF Securities Co., Ltd. Class H                                 755,600   1,562,515       0.0%
#   Great Wall Motor Co., Ltd. Class H                            3,558,000   3,853,284       0.1%
    Guangdong Investment, Ltd.                                    2,736,000   4,231,984       0.1%
    Guangshen Railway Co., Ltd. Class H                             172,000      93,249       0.0%
    Guangshen Railway Co., Ltd. Sponsored ADR                        27,717     750,576       0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                    974,259   1,514,098       0.0%
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
      Class H                                                        98,000     280,087       0.0%
    Guangzhou R&F Properties Co., Ltd. Class H                    2,458,800   4,138,569       0.1%
    Haier Electronics Group Co., Ltd.                             1,403,000   3,253,298       0.1%
    Haitong Securities Co., Ltd. Class H                          2,196,800   3,622,463       0.1%
*   Hanergy Thin Film Power Group, Ltd.                           5,416,000      26,502       0.0%
    Hengan International Group Co., Ltd.                            853,000   6,374,136       0.1%
#   Huadian Power International Corp., Ltd. Class H               1,738,000     732,188       0.0%
#   Huaneng Power International, Inc. Class H                     1,598,000   1,101,498       0.0%
#   Huaneng Power International, Inc. Sponsored ADR                  34,452     942,607       0.0%
    Huatai Securities Co., Ltd. Class H                             933,000   1,806,695       0.0%
#   Huishang Bank Corp., Ltd. Class H                             1,038,000     490,524       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H          68,306,185  44,526,454       0.8%
*   JD.com, Inc. ADR                                                290,823  10,199,163       0.2%
    Jiangsu Expressway Co., Ltd. Class H                          1,356,000   2,000,912       0.0%
    Jiangxi Copper Co., Ltd. Class H                              1,501,000   2,338,209       0.0%
#   Kunlun Energy Co., Ltd.                                       6,128,000   5,530,071       0.1%
    Lenovo Group, Ltd.                                            9,467,278   6,052,842       0.1%
    Longfor Properties Co., Ltd.                                  2,266,500   3,921,787       0.1%
    Metallurgical Corp. of China, Ltd. Class H                    2,232,000     824,826       0.0%
    Minth Group, Ltd.                                               464,000   1,721,935       0.0%
    NetEase, Inc. ADR                                                73,351  19,466,622       0.3%
    New China Life Insurance Co., Ltd. Class H                      540,400   2,669,261       0.0%
*   New Oriental Education & Technology Group, Inc. Sponsored
      ADR                                                            76,805   4,956,995       0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
CHINA -- (Continued)
    Nine Dragons Paper Holdings, Ltd.                             1,151,000 $  1,241,312       0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H    12,530,000    5,163,375       0.1%
    PetroChina Co., Ltd. ADR                                        125,562    8,820,731       0.2%
    PetroChina Co., Ltd. Class H                                  2,090,000    1,468,395       0.0%
    PICC Property & Casualty Co., Ltd. Class H                    5,836,132    9,381,649       0.2%
    Ping An Insurance Group Co. of China, Ltd. Class H            4,622,500   25,988,862       0.5%
#*  Semiconductor Manufacturing International Corp.               3,794,600    4,793,529       0.1%
*   Semiconductor Manufacturing International Corp. ADR              15,278       96,099       0.0%
#*  Shanghai Electric Group Co., Ltd. Class H                     1,866,000      879,404       0.0%
#   Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H           292,500    1,102,709       0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H              618,200    1,635,101       0.0%
#   Shengjing Bank Co., Ltd. Class H                                244,500      210,395       0.0%
    Shenzhou International Group Holdings, Ltd.                     574,000    3,776,876       0.1%
    Shimao Property Holdings, Ltd.                                3,034,871    4,871,040       0.1%
    Sino Biopharmaceutical, Ltd.                                  5,247,000    4,311,904       0.1%
    Sinopec Engineering Group Co., Ltd. Class H                   1,341,000    1,310,364       0.0%
#*  Sinopec Oilfield Service Corp. Class H                        1,818,000      317,378       0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Class H              2,919,000    1,631,094       0.0%
#   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR            7,418      415,232       0.0%
    Sinopharm Group Co., Ltd. Class H                             1,224,000    5,486,268       0.1%
    Sun Art Retail Group, Ltd.                                    3,039,500    3,131,446       0.1%
#   Sunac China Holdings, Ltd.                                    1,118,000    1,456,040       0.0%
    Sunny Optical Technology Group Co., Ltd.                        536,000    4,404,139       0.1%
#*  TAL Education Group ADR                                          16,873    2,009,743       0.0%
    Tencent Holdings, Ltd.                                        4,351,400  136,343,809       2.4%
#   Tingyi Cayman Islands Holding Corp.                           2,860,000    3,673,265       0.1%
    Travelsky Technology, Ltd. Class H                              725,000    1,908,217       0.0%
#   Tsingtao Brewery Co., Ltd. Class H                              256,000    1,151,090       0.0%
*   Vipshop Holdings, Ltd. ADR                                      318,674    4,420,008       0.1%
#   Want Want China Holdings, Ltd.                                6,644,000    4,777,951       0.1%
#   Weichai Power Co., Ltd. Class H                               1,708,400    2,768,210       0.1%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H        346,600      504,584       0.0%
    Yanzhou Coal Mining Co., Ltd. Class H                           718,000      620,681       0.0%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                      85,431      733,767       0.0%
    Zhejiang Expressway Co., Ltd. Class H                         1,570,000    1,953,056       0.0%
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                   447,000    2,297,911       0.0%
    Zijin Mining Group Co., Ltd. Class H                          4,427,000    1,571,091       0.0%
    Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                     1,589,400      753,043       0.0%
    ZTE Corp. Class H                                               601,485    1,158,606       0.0%
                                                                            ------------      ----
TOTAL CHINA                                                                  974,949,694      16.9%
                                                                            ------------      ----
COLOMBIA -- (0.4%)
    Banco de Bogota SA                                               35,006      717,492       0.0%
    Bancolombia SA                                                  331,749    3,049,114       0.1%
    Bancolombia SA Sponsored ADR                                    140,271    5,539,302       0.1%
    Cementos Argos SA                                               458,153    1,853,168       0.0%
    Corp. Financiera Colombiana SA                                   17,441      167,419       0.0%
    Ecopetrol SA                                                  2,862,362    1,323,186       0.0%
#   Ecopetrol SA Sponsored ADR                                      220,479    2,015,178       0.0%
    Empresa de Energia de Bogota SA ESP                           1,425,504      893,968       0.0%
    Grupo Argos SA                                                   73,647      510,673       0.0%
    Grupo Aval Acciones y Valores SA                                112,983      901,604       0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
COLOMBIA -- (Continued)
    Grupo de Inversiones Suramericana SA                           262,614 $ 3,472,361       0.1%
    Grupo Nutresa SA                                               210,697   1,748,885       0.0%
    Interconexion Electrica SA ESP                                 609,290   2,414,793       0.1%
                                                                           -----------       ---
TOTAL COLOMBIA                                                              24,607,143       0.4%
                                                                           -----------       ---
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                       323,343   5,641,633       0.1%
    Komercni banka A.S.                                             64,277   2,491,804       0.1%
#   O2 Czech Republic A.S.                                          54,410     641,683       0.0%
    Pegas Nonwovens SA                                               4,849     167,116       0.0%
    Philip Morris CR A.S.                                              712     390,403       0.0%
    Unipetrol A.S.                                                  49,918     565,151       0.0%
                                                                           -----------       ---
TOTAL CZECH REPUBLIC                                                         9,897,790       0.2%
                                                                           -----------       ---
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR(201712205)      142,858     610,718       0.0%
#   Commercial International Bank Egypt S.A.E. GDR(566828901)    1,400,823   5,989,277       0.1%
*   Egyptian Financial Group-Hermes Holding Co. GDR                 13,986      36,393       0.0%
    Global Telecom Holding S.A.E. GDR(BF8HVZ900)                   640,757   1,143,938       0.0%
*   Global Telecom Holding S.A.E. GDR(37953P202)                    12,341      22,506       0.0%
                                                                           -----------       ---
TOTAL EGYPT                                                                  7,802,832       0.1%
                                                                           -----------       ---
GREECE -- (0.2%)
*   Alpha Bank AE                                                  105,217     224,145       0.0%
    Athens Water Supply & Sewage Co. SA (The)                       17,640     101,856       0.0%
*   Eurobank Ergasias SA                                               331         267       0.0%
*   FF Group                                                        34,149     726,384       0.0%
*   Hellenic Petroleum SA                                          112,224     646,431       0.0%
    Hellenic Telecommunications Organization SA                    340,319   3,305,174       0.1%
    JUMBO SA                                                       168,373   2,656,449       0.0%
    Motor Oil Hellas Corinth Refineries SA                          96,253   1,633,096       0.0%
*   National Bank of Greece SA                                     128,189      39,914       0.0%
    OPAP SA                                                        278,698   2,761,798       0.1%
*   Piraeus Bank SA                                                 20,676       4,392       0.0%
*   Titan Cement Co. SA                                             61,385   1,602,097       0.0%
                                                                           -----------       ---
TOTAL GREECE                                                                13,702,003       0.2%
                                                                           -----------       ---
HUNGARY -- (0.4%)
    MOL Hungarian Oil & Gas P.L.C.                                 106,307   7,997,198       0.1%
    OTP Bank P.L.C.                                                362,066  10,179,974       0.2%
    Richter Gedeon Nyrt                                            200,184   4,847,702       0.1%
                                                                           -----------       ---
TOTAL HUNGARY                                                               23,024,874       0.4%
                                                                           -----------       ---
INDIA -- (11.6%)
    ABB India, Ltd.                                                 33,317     728,090       0.0%
    ACC, Ltd.                                                       64,891   1,638,727       0.0%
    Adani Ports & Special Economic Zone, Ltd.                      807,107   4,096,559       0.1%
*   Aditya Birla Fashion and Retail, Ltd.                          569,103   1,521,822       0.0%
    Aditya Birla Nuvo, Ltd.                                         89,635   2,312,283       0.0%
    Ambuja Cements, Ltd.                                           996,614   3,795,558       0.1%
    Apollo Hospitals Enterprise, Ltd.                               22,403     429,235       0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Ashok Leyland, Ltd.                                          1,810,886 $ 2,415,895       0.0%
    Asian Paints, Ltd.                                             474,671   8,285,064       0.1%
    Aurobindo Pharma, Ltd.                                         625,132   5,904,709       0.1%
    Axis Bank, Ltd.                                              2,033,467  16,081,154       0.3%
    Bajaj Auto, Ltd.                                               155,378   6,934,009       0.1%
    Bajaj Finance, Ltd.                                            382,190   7,568,627       0.1%
    Bajaj Finserv, Ltd.                                             70,539   4,994,415       0.1%
    Bajaj Holdings & Investment, Ltd.                               54,452   1,787,540       0.0%
*   Bank of Baroda                                                 910,704   2,654,631       0.1%
    Berger Paints India, Ltd.                                      331,080   1,343,965       0.0%
    Bharat Electronics, Ltd.                                       532,878   1,518,998       0.0%
    Bharat Forge, Ltd.                                             242,918   4,292,169       0.1%
    Bharat Heavy Electricals, Ltd.                               1,315,511   3,596,992       0.1%
    Bharat Petroleum Corp., Ltd.                                   486,244   5,482,206       0.1%
    Bharti Airtel, Ltd.                                          1,665,743   9,179,999       0.2%
    Bharti Infratel, Ltd.                                          391,591   2,173,658       0.0%
    Biocon, Ltd.                                                     9,751     168,292       0.0%
    Bosch, Ltd.                                                      8,153   2,900,817       0.1%
    Britannia Industries, Ltd.                                      26,712   1,507,931       0.0%
    Cadila Healthcare, Ltd.                                        362,605   2,469,800       0.0%
    Castrol India, Ltd.                                             38,740     264,019       0.0%
    Cipla, Ltd.                                                    561,301   4,852,398       0.1%
    Coal India, Ltd.                                               547,750   2,356,732       0.0%
    Colgate-Palmolive India, Ltd.                                  142,544   2,284,315       0.0%
    Container Corp. Of India, Ltd.                                  68,913   1,304,191       0.0%
    CRISIL, Ltd.                                                     7,945     242,217       0.0%
    Cummins India, Ltd.                                             94,559   1,469,504       0.0%
    Dabur India, Ltd.                                              743,476   3,307,826       0.1%
    DLF, Ltd.                                                      401,113   1,158,249       0.0%
    Dr Reddy's Laboratories, Ltd.                                   71,015   2,880,183       0.1%
#   Dr Reddy's Laboratories, Ltd. ADR                              148,465   6,064,795       0.1%
    Eicher Motors, Ltd.                                             20,610   8,367,890       0.1%
    Emami, Ltd.                                                     90,332   1,483,117       0.0%
    GAIL India, Ltd.                                               767,540   5,044,348       0.1%
    GAIL India, Ltd. GDR                                            38,388   1,485,708       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.                       14,937   1,190,412       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.                           13,217     513,206       0.0%
    Glenmark Pharmaceuticals, Ltd.                                 316,017   4,389,733       0.1%
    Godrej Consumer Products, Ltd.                                 168,863   4,537,511       0.1%
    Grasim Industries, Ltd.                                         31,500     564,643       0.0%
    Havells India, Ltd.                                            407,089   3,064,298       0.1%
    HCL Technologies, Ltd.                                       1,043,733  13,237,792       0.2%
    HDFC Bank, Ltd.                                              1,441,144  34,551,495       0.6%
    Hero MotoCorp, Ltd.                                            144,767   7,518,068       0.1%
    Hindalco Industries, Ltd.                                    1,549,771   4,787,187       0.1%
    Hindustan Petroleum Corp., Ltd.                                370,174   3,084,674       0.1%
    Hindustan Unilever, Ltd.                                     1,148,145  16,667,187       0.3%
    Housing Development Finance Corp., Ltd.                      1,180,098  28,172,063       0.5%
    ICICI Bank, Ltd.                                             1,656,257   7,126,503       0.1%
    ICICI Bank, Ltd. Sponsored ADR                               1,043,395   8,941,895       0.2%
    Idea Cellular, Ltd.                                          3,890,036   5,185,257       0.1%
    IDFC Bank, Ltd.                                                601,656     613,948       0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Indiabulls Housing Finance, Ltd.                               684,373 $10,815,231       0.2%
    Indian Oil Corp., Ltd.                                       1,284,042   8,805,044       0.2%
    IndusInd Bank, Ltd.                                            371,479   8,369,589       0.2%
    Infosys, Ltd.                                                1,886,232  27,012,159       0.5%
#   Infosys, Ltd. Sponsored ADR                                    847,888  12,345,249       0.2%
    ITC, Ltd.                                                    4,896,443  21,126,769       0.4%
    JSW Steel, Ltd.                                              3,656,090  11,321,047       0.2%
    Kansai Nerolac Paints, Ltd.                                      4,919      30,099       0.0%
    Kotak Mahindra Bank, Ltd.                                      547,089   7,669,847       0.1%
    Larsen & Toubro, Ltd.                                          363,180   9,870,304       0.2%
    LIC Housing Finance, Ltd.                                      847,563   8,824,752       0.2%
    Lupin, Ltd.                                                    355,461   7,380,950       0.1%
    Mahindra & Mahindra, Ltd.                                      667,026  13,851,194       0.2%
    Marico, Ltd.                                                   748,884   3,658,864       0.1%
    Maruti Suzuki India, Ltd.                                      138,331  13,990,801       0.2%
*   MAX India, Ltd.                                                  3,433       8,429       0.0%
    Motherson Sumi Systems, Ltd.                                   542,274   3,349,772       0.1%
    MRF, Ltd.                                                        2,969   3,127,173       0.1%
    Nestle India, Ltd.                                              37,106   3,857,953       0.1%
    NHPC, Ltd.                                                   2,160,088   1,070,401       0.0%
    NTPC, Ltd.                                                   1,520,790   3,888,018       0.1%
    Oil & Natural Gas Corp., Ltd.                                1,483,958   4,288,339       0.1%
    Oil India, Ltd.                                                295,703   1,500,749       0.0%
    Oracle Financial Services Software, Ltd.                        27,493   1,521,407       0.0%
    Petronet LNG, Ltd.                                             405,630   2,677,546       0.1%
    Pidilite Industries, Ltd.                                      196,824   2,199,806       0.0%
    Piramal Enterprises, Ltd.                                      114,581   4,435,104       0.1%
    Power Finance Corp., Ltd.                                    1,604,279   3,986,213       0.1%
    Power Grid Corp. of India, Ltd.                              1,599,407   5,177,570       0.1%
    Procter & Gamble Hygiene & Health Care, Ltd.                    10,286   1,176,168       0.0%
*   Punjab National Bank                                           374,878     982,417       0.0%
    Rajesh Exports, Ltd.                                            19,490     186,314       0.0%
    Reliance Industries, Ltd.                                    1,625,226  35,197,372       0.6%
    Rural Electrification Corp., Ltd.                            1,513,852   4,753,780       0.1%
    Shree Cement, Ltd.                                              10,928   3,234,533       0.1%
    Shriram Transport Finance Co., Ltd.                            268,934   4,346,990       0.1%
    Siemens, Ltd.                                                   65,181   1,332,972       0.0%
    State Bank of India                                          1,858,229   8,349,627       0.1%
*   Steel Authority of India, Ltd.                                 113,362     106,300       0.0%
    Sun Pharmaceutical Industries, Ltd.                          1,256,320  12,549,027       0.2%
    Sun TV Network, Ltd.                                           204,506   2,925,125       0.1%
    Sundaram Finance, Ltd.                                          13,385     332,823       0.0%
    Tata Consultancy Services, Ltd.                                720,066  25,445,822       0.4%
    Tata Motors, Ltd.                                            1,952,358  13,942,326       0.2%
    Tata Motors, Ltd. Sponsored ADR                                 84,855   3,026,778       0.1%
    Tata Power Co., Ltd. (The)                                   2,105,165   2,773,645       0.1%
    Tata Steel, Ltd.                                               683,642   4,760,498       0.1%
    Tech Mahindra, Ltd.                                            866,221   5,620,121       0.1%
    Titan Co., Ltd.                                                329,228   2,399,217       0.0%
    Torrent Pharmaceuticals, Ltd.                                   94,358   2,072,298       0.0%
    Ultratech Cement, Ltd.                                          60,855   4,002,905       0.1%
    United Breweries, Ltd.                                          96,720   1,155,919       0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDIA -- (Continued)
*   United Spirits, Ltd.                                             58,173 $  1,703,147       0.0%
    UPL, Ltd.                                                       812,040   10,181,223       0.2%
    Vedanta, Ltd.()                                                 655,103    2,480,186       0.0%
    Vedanta, Ltd.(6136040)                                        3,139,759   11,864,934       0.2%
    Vedanta, Ltd. ADR                                                42,052      639,190       0.0%
    Wipro, Ltd.                                                     789,919    6,084,581       0.1%
    Yes Bank, Ltd.                                                  271,196    6,898,168       0.1%
    Zee Entertainment Enterprises, Ltd.                             719,876    5,912,471       0.1%
                                                                            ------------      ----
TOTAL INDIA                                                                  685,091,765      11.9%
                                                                            ------------      ----
INDONESIA -- (2.9%)
    Adaro Energy Tbk PT                                          37,523,800    4,989,849       0.1%
    AKR Corporindo Tbk PT                                         1,426,100      723,946       0.0%
    Astra Agro Lestari Tbk PT                                     1,205,244    1,301,155       0.0%
    Astra International Tbk PT                                   23,646,410   15,847,629       0.3%
    Bank Central Asia Tbk PT                                     15,447,700   20,544,529       0.4%
    Bank Danamon Indonesia Tbk PT                                 5,763,579    2,099,774       0.0%
    Bank Mandiri Persero Tbk PT                                  12,171,717   10,651,599       0.2%
    Bank Negara Indonesia Persero Tbk PT                         14,471,622    6,910,246       0.1%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          2,839,900      427,539       0.0%
    Bank Rakyat Indonesia Persero Tbk PT                         15,742,100   15,205,298       0.3%
*   Bayan Resources Tbk PT                                           79,500       40,558       0.0%
    Bumi Serpong Damai Tbk PT                                    15,448,500    2,069,548       0.0%
    Charoen Pokphand Indonesia Tbk PT                            10,759,300    2,575,054       0.1%
    Ciputra Development Tbk PT                                    9,154,946      877,968       0.0%
    Gudang Garam Tbk PT                                             698,400    3,473,527       0.1%
    Indocement Tunggal Prakarsa Tbk PT                            2,000,200    2,538,934       0.1%
    Indofood CBP Sukses Makmur Tbk PT                             3,456,800    2,272,587       0.0%
    Indofood Sukses Makmur Tbk PT                                11,903,400    7,459,860       0.1%
*   Indosat Tbk PT                                                1,720,800      926,109       0.0%
    Jasa Marga Persero Tbk PT                                     3,871,113    1,346,947       0.0%
    Kalbe Farma Tbk PT                                           32,614,300    3,872,817       0.1%
    Matahari Department Store Tbk PT                              2,461,400    2,689,595       0.1%
    Mayora Indah Tbk PT                                          21,553,325    3,283,683       0.1%
    Media Nusantara Citra Tbk PT                                 12,764,400    1,745,958       0.0%
    Mitra Keluarga Karyasehat Tbk PT                              1,129,200      215,020       0.0%
    Pakuwon Jati Tbk PT                                          58,500,300    2,735,561       0.1%
    Perusahaan Gas Negara Persero Tbk                            13,675,600    2,486,953       0.0%
    Semen Indonesia Persero Tbk PT                                7,107,200    4,696,883       0.1%
*   Sinar Mas Agro Resources & Technology Tbk PT                  1,116,500      343,431       0.0%
    Summarecon Agung Tbk PT                                       6,203,500      631,416       0.0%
    Surya Citra Media Tbk PT                                     10,406,100    2,226,694       0.0%
    Telekomunikasi Indonesia Persero Tbk PT                      39,175,700   12,923,527       0.2%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR           196,768    6,444,152       0.1%
    Tower Bersama Infrastructure Tbk PT                           1,738,800      762,843       0.0%
    Unilever Indonesia Tbk PT                                     2,121,800    7,080,714       0.1%
    United Tractors Tbk PT                                        5,132,496   10,348,254       0.2%
    Waskita Karya Persero Tbk PT                                  6,283,179    1,124,988       0.0%
*   XL Axiata Tbk PT                                              8,097,500    1,947,238       0.0%
                                                                            ------------      ----
TOTAL INDONESIA                                                              167,842,383       2.9%
                                                                            ------------      ----

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
MALAYSIA -- (3.2%)
    Affin Holdings Bhd                                              823,800 $   555,936       0.0%
#   AirAsia Bhd                                                   1,790,800   1,381,250       0.0%
    Alliance Financial Group Bhd                                  1,125,700   1,070,201       0.0%
    AMMB Holdings Bhd                                             4,944,259   6,239,807       0.1%
    Astro Malaysia Holdings Bhd                                   2,488,700   1,548,356       0.0%
#   Axiata Group Bhd                                              3,946,521   4,678,245       0.1%
    Batu Kawan Bhd                                                  105,400     460,925       0.0%
    BIMB Holdings Bhd                                             1,182,855   1,193,709       0.0%
    Boustead Holdings Bhd                                           264,800     159,719       0.0%
    British American Tobacco Malaysia Bhd                           212,600   2,226,231       0.0%
    CIMB Group Holdings Bhd                                       6,678,410   8,825,393       0.2%
    Dialog Group Bhd                                              4,981,118   2,236,035       0.0%
#   DiGi.Com Bhd                                                  5,805,020   6,875,918       0.1%
    Felda Global Ventures Holdings Bhd                              379,100     185,725       0.0%
    Gamuda Bhd                                                    2,395,200   2,907,104       0.1%
#   Genting Bhd                                                   5,130,700  11,620,569       0.2%
    Genting Malaysia Bhd                                          3,837,600   5,186,504       0.1%
    Genting Plantations Bhd                                         325,000     854,100       0.0%
#   HAP Seng Consolidated Bhd                                     1,066,700   2,178,112       0.0%
    Hartalega Holdings Bhd                                        1,084,200   1,222,795       0.0%
    Hong Leong Bank Bhd                                           1,040,166   3,303,956       0.1%
    Hong Leong Financial Group Bhd                                  744,483   2,891,712       0.1%
    IHH Healthcare Bhd                                            2,520,600   3,586,469       0.1%
    IJM Corp. Bhd                                                 6,757,862   5,447,969       0.1%
    IOI Corp. Bhd                                                 4,711,405   4,979,055       0.1%
#   IOI Properties Group Bhd                                      3,052,429   1,455,427       0.0%
    Kuala Lumpur Kepong Bhd                                         504,800   2,851,643       0.1%
    Lafarge Malaysia Bhd                                            371,980     541,524       0.0%
    Malayan Banking Bhd                                           6,090,245  13,433,519       0.2%
    Malaysia Airports Holdings Bhd                                1,492,441   2,610,605       0.1%
#   Maxis Bhd                                                     2,881,400   4,231,668       0.1%
    MISC Bhd                                                      1,812,598   3,051,711       0.1%
#   MMC Corp. Bhd                                                 1,978,300   1,152,875       0.0%
    Oriental Holdings Bhd                                             8,500      13,267       0.0%
    Petronas Chemicals Group Bhd                                  3,567,800   5,998,309       0.1%
    Petronas Dagangan Bhd                                           367,500   2,036,116       0.0%
#   Petronas Gas Bhd                                                890,500   3,786,202       0.1%
    PPB Group Bhd                                                   900,800   3,507,799       0.1%
    Press Metal Bhd                                               1,366,100     921,161       0.0%
    Public Bank Bhd                                               3,537,614  16,257,736       0.3%
    QL Resources Bhd                                                303,900     332,632       0.0%
#   RHB Bank Bhd                                                  1,537,905   1,947,278       0.0%
#   Sapura Energy Bhd                                            11,740,200   5,396,365       0.1%
    Sime Darby Bhd                                                3,740,861   8,046,222       0.2%
#   SP Setia Bhd Group                                            1,127,141     949,412       0.0%
    Sunway Bhd                                                    1,627,211   1,300,758       0.0%
    Telekom Malaysia Bhd                                          1,435,664   2,135,566       0.0%
    Tenaga Nasional Bhd                                           4,375,250  14,047,357       0.3%
    Top Glove Corp. Bhd                                             908,900     956,582       0.0%
#*  UMW Holdings Bhd                                              1,467,466   2,094,208       0.0%
    United Plantations Bhd                                           49,700     320,370       0.0%
    Westports Holdings Bhd                                        1,509,000   1,391,032       0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
MALAYSIA -- (Continued)
    YTL Corp. Bhd                                                16,425,686 $  5,559,264       0.1%
    YTL Power International Bhd                                   3,177,547    1,104,910       0.0%
                                                                            ------------       ---
TOTAL MALAYSIA                                                               189,247,313       3.3%
                                                                            ------------       ---
MEXICO -- (4.6%)
#   Alfa S.A.B. de C.V. Class A                                   8,197,783   11,239,414       0.2%
    America Movil S.A.B. de C.V. Series L                        46,329,297   35,610,944       0.6%
    America Movil S.A.B. de C.V. Series L ADR                        22,528      346,706       0.0%
    Arca Continental S.A.B. de C.V.                                 777,376    5,716,373       0.1%
*   Cemex S.A.B. de C.V.                                         11,114,196   10,231,419       0.2%
*   Cemex S.A.B. de C.V. Sponsored ADR                            1,691,964   15,599,908       0.3%
    Coca-Cola Femsa S.A.B. de C.V. Series L                         466,386    3,392,867       0.1%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                     33,045    2,402,702       0.0%
*   Corp Interamericana de Entretenimiento S.A.B. de C.V.
      Class B                                                         8,719        7,503       0.0%
#   El Puerto de Liverpool S.A.B. de C.V. Class C1                  197,143    1,519,107       0.0%
    Fomento Economico Mexicano S.A.B. de C.V.                     1,793,669   16,134,708       0.3%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR          39,796    3,583,232       0.1%
#   Gruma S.A.B. de C.V. Class B                                    541,859    7,226,130       0.1%
*   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR              15,027    1,546,128       0.0%
*   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B         462,611    4,767,103       0.1%
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR               32,867    6,225,010       0.1%
#   Grupo Bimbo S.A.B. de C.V. Series A                           2,572,025    6,299,840       0.1%
#   Grupo Carso S.A.B. de C.V. Series A1                            932,489    4,299,547       0.1%
#   Grupo Elektra S.A.B. de C.V.                                     97,041    3,263,009       0.1%
    Grupo Financiero Banorte S.A.B. de C.V. Class O               4,609,848   26,603,306       0.4%
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O               3,781,424    6,367,572       0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B      3,424,043    6,225,946       0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR     64,027      583,286       0.0%
#   Grupo Lala S.A.B. de C.V.                                     1,018,201    1,849,775       0.0%
    Grupo Mexico S.A.B. de C.V. Series B                          6,058,822   17,704,721       0.3%
#   Grupo Televisa S.A.B. Series CPO                              3,436,374   16,675,091       0.3%
    Grupo Televisa S.A.B. Sponsored ADR                             148,075    3,598,222       0.1%
#*  Impulsora del Desarrollo y El Empleo en America Latina
      S.A.B. de C.V.                                              2,356,616    3,911,367       0.1%
    Industrias Penoles S.A.B. de C.V.                               277,953    6,794,809       0.1%
#   Infraestructura Energetica Nova S.A.B. de C.V.                  695,246    3,241,484       0.1%
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A               2,348,560    5,012,690       0.1%
*   La Comer S.A.B. de C.V.                                         562,585      440,798       0.0%
    Megacable Holdings S.A.B. de C.V.                                94,085      356,694       0.0%
    Mexichem S.A.B. de C.V.                                       2,890,435    7,939,570       0.1%
#   Nemak S.A.B. de C.V.                                            150,100      157,872       0.0%
*   Organizacion Soriana S.A.B. de C.V. Class B                   1,102,476    2,527,609       0.0%
    Promotora y Operadora de Infraestructura S.A.B. de C.V.         404,964    4,305,791       0.1%
    Wal-Mart de Mexico S.A.B. de C.V.                             7,054,235   15,888,212       0.3%
                                                                            ------------       ---
TOTAL MEXICO                                                                 269,596,465       4.7%
                                                                            ------------       ---
PERU -- (0.2%)
    Cementos Pacasmayo SAA ADR                                       11,959      127,665       0.0%
    Cia de Minas Buenaventura SAA ADR                               139,674    1,677,485       0.1%
    Credicorp, Ltd.                                                  78,885   12,121,469       0.2%
    Grana y Montero SAA Sponsored ADR                                99,446      335,133       0.0%
                                                                            ------------       ---
TOTAL PERU                                                                    14,261,752       0.3%
                                                                            ------------       ---

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
PHILIPPINES -- (1.5%)
    Aboitiz Equity Ventures, Inc.                                 2,259,870 $ 3,475,829       0.1%
    Aboitiz Power Corp.                                           2,462,500   2,095,400       0.0%
    Alliance Global Group, Inc.                                   7,852,800   2,326,238       0.0%
    Ayala Corp.                                                     284,537   4,933,582       0.1%
    Ayala Land, Inc.                                              9,207,218   6,506,495       0.1%
    Bank of the Philippine Islands                                1,128,563   2,366,640       0.0%
    BDO Unibank, Inc.                                             3,010,192   7,227,773       0.1%
    DMCI Holdings, Inc.                                          10,645,700   2,739,436       0.1%
*   DoubleDragon Properties Corp.                                   297,600     309,824       0.0%
    Emperador, Inc.                                               1,850,900     236,734       0.0%
    Energy Development Corp.                                     24,538,700   2,962,370       0.1%
    Globe Telecom, Inc.                                              60,840   2,527,926       0.1%
    GT Capital Holdings, Inc.                                       138,545   3,495,149       0.1%
    International Container Terminal Services, Inc.               1,287,400   2,291,875       0.0%
    JG Summit Holdings, Inc.                                      2,061,890   3,475,385       0.1%
    Jollibee Foods Corp.                                            695,840   2,923,666       0.1%
    LT Group, Inc.                                                4,344,100   1,387,954       0.0%
    Manila Electric Co.                                             348,700   1,953,849       0.0%
    Megaworld Corp.                                              23,849,800   1,938,357       0.0%
    Metro Pacific Investments Corp.                              23,790,000   3,132,690       0.1%
    Metropolitan Bank & Trust Co.                                 1,097,655   1,854,410       0.0%
    Philippine National Bank                                        194,018     253,294       0.0%
    PLDT, Inc.                                                      100,220   3,557,136       0.1%
    PLDT, Inc. Sponsored ADR                                         59,031   2,096,191       0.0%
    Puregold Price Club, Inc.                                     1,510,400   1,260,693       0.0%
    Robinsons Land Corp.                                          3,988,000   2,049,062       0.0%
    Robinsons Retail Holdings, Inc.                                 373,260     593,280       0.0%
    San Miguel Corp.                                              1,374,390   3,025,440       0.1%
    Security Bank Corp.                                             174,300     743,644       0.0%
    Semirara Mining & Power Corp.                                   529,000   1,576,890       0.0%
    SM Investments Corp.                                            282,933   4,123,054       0.1%
    SM Prime Holdings, Inc.                                       8,486,110   5,061,735       0.1%
*   Top Frontier Investment Holdings, Inc.                           42,789     251,799       0.0%
    Universal Robina Corp.                                        1,282,840   4,414,604       0.1%
                                                                            -----------       ---
TOTAL PHILIPPINES                                                            89,168,404       1.6%
                                                                            -----------       ---
POLAND -- (1.7%)
*   Alior Bank SA                                                   137,272   2,640,123       0.1%
*   AmRest Holdings SE                                                  344      32,589       0.0%
    Bank Handlowy w Warszawie SA                                     44,679     862,637       0.0%
*   Bank Millennium SA                                            1,092,800   1,949,153       0.0%
    Bank Pekao SA                                                   121,618   4,407,462       0.1%
    Bank Zachodni WBK SA                                             50,450   4,629,667       0.1%
    Budimex SA                                                          505      35,793       0.0%
    CCC SA                                                           36,838   2,130,449       0.0%
*   CD Projekt SA                                                     4,416      77,161       0.0%
*   Cyfrowy Polsat SA                                               393,451   2,461,743       0.0%
    Grupa Azoty SA                                                   83,448   1,471,596       0.0%
*   Grupa Lotos SA                                                  241,033   3,754,906       0.1%
#   ING Bank Slaski SA                                               39,956   1,843,038       0.0%
*   Jastrzebska Spolka Weglowa SA                                    59,382   1,198,521       0.0%
    Kernel Holding SA                                                 2,130      37,931       0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
POLAND -- (Continued)
    KGHM Polska Miedz SA                                           388,331 $ 12,301,551       0.2%
#   LPP SA                                                           1,669    2,986,113       0.1%
*   mBank SA                                                        26,866    2,998,224       0.1%
    Orange Polska SA                                             1,116,971    1,332,119       0.0%
    PGE Polska Grupa Energetyczna SA                             2,683,831    7,971,665       0.1%
#   Polski Koncern Naftowy Orlen SA                                649,675   19,415,914       0.3%
    Polskie Gornictwo Naftowe i Gazownictwo SA                   2,283,734    3,893,992       0.1%
*   Powszechna Kasa Oszczednosci Bank Polski SA                    964,323    8,779,736       0.2%
#   Powszechny Zaklad Ubezpieczen SA                               808,411    8,919,710       0.2%
    Synthos SA                                                     889,961    1,236,013       0.0%
*   Tauron Polska Energia SA                                     2,110,398    1,789,965       0.0%
                                                                           ------------       ---
TOTAL POLAND                                                                 99,157,771       1.7%
                                                                           ------------       ---
RUSSIA -- (1.8%)
    Gazprom PJSC Sponsored ADR                                   4,944,295   23,473,283       0.4%
*   Lenta, Ltd. GDR(BJ621Y903)                                      30,830      196,320       0.0%
*   Lenta, Ltd. GDR(52634T200)                                      51,556      328,412       0.0%
    Lukoil PJSC Sponsored ADR                                      257,005   12,756,865       0.2%
    Magnitogorsk Iron & Steel OJSC Sponsored GDR                   197,103    1,517,685       0.0%
*   Mail.Ru Group, Ltd. GDR                                          9,346      246,267       0.0%
    MegaFon PJSC GDR                                               139,778    1,495,703       0.0%
    MMC Norilsk Nickel PJSC ADR                                    406,377    6,242,688       0.1%
    Novatek PJSC GDR                                                61,847    7,487,656       0.1%
    Novolipetsk Steel PJSC GDR                                     123,601    2,343,499       0.1%
    PhosAgro PJSC GDR                                               76,363    1,126,329       0.0%
    Rosneft Oil Co. PJSC GDR                                       833,683    4,612,599       0.1%
    Rostelecom PJSC Sponsored ADR(B114RM901)                        78,867      619,950       0.0%
    Rostelecom PJSC Sponsored ADR(778529107)                         4,362       34,460       0.0%
    RusHydro PJSC ADR(BYZ5W4903)                                 1,329,772    2,026,537       0.0%
    RusHydro PJSC ADR(782183404)                                    12,131       18,075       0.0%
    Sberbank of Russia PJSC Sponsored ADR                        1,818,206   21,676,319       0.4%
    Severstal PJSC GDR                                             216,701    2,960,023       0.1%
    Tatneft PJSC Sponsored ADR                                     251,232    9,833,368       0.2%
    VEON, Ltd.                                                     221,245      913,742       0.0%
    VTB Bank PJSC GDR(B1W7FX909)                                 1,358,280    3,140,497       0.1%
    VTB Bank PJSC GDR(46630Q202)                                   329,031      760,391       0.0%
*   X5 Retail Group NV GDR                                          63,326    2,232,241       0.0%
                                                                           ------------       ---
TOTAL RUSSIA                                                                106,042,909       1.8%
                                                                           ------------       ---
SOUTH AFRICA -- (7.2%)
*   Anglo American Platinum, Ltd.                                  121,432    2,998,583       0.1%
#   AngloGold Ashanti, Ltd. Sponsored ADR                        1,637,102   18,712,076       0.3%
    Aspen Pharmacare Holdings, Ltd.                                447,818    9,288,372       0.2%
    AVI, Ltd.                                                      175,886    1,285,791       0.0%
#   Barclays Africa Group, Ltd.                                  1,084,401   11,909,964       0.2%
    Bid Corp., Ltd.                                                778,465   16,491,818       0.3%
    Bidvest Group, Ltd. (The)                                      778,465    9,291,793       0.2%
#*  Brait SE                                                       290,763    1,855,457       0.0%
#   Capitec Bank Holdings, Ltd.                                     88,443    5,049,847       0.1%
    Discovery, Ltd.                                                741,415    7,422,957       0.1%
    Distell Group, Ltd.                                             70,509      709,327       0.0%
    Exxaro Resources, Ltd.                                          62,250      529,584       0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    FirstRand, Ltd.                                              4,730,180 $ 17,647,443       0.3%
    Gold Fields, Ltd. Sponsored ADR                              2,642,178    8,587,079       0.2%
*   Impala Platinum Holdings, Ltd.                                 613,363    1,968,162       0.0%
    Imperial Holdings, Ltd.                                        618,348    7,820,581       0.1%
    Investec, Ltd.                                                 841,341    6,313,146       0.1%
#*  Kumba Iron Ore, Ltd.                                           130,411    1,695,414       0.0%
    Liberty Holdings, Ltd.                                         431,434    3,478,852       0.1%
#   Life Healthcare Group Holdings, Ltd.                         3,416,803    7,354,539       0.1%
    MMI Holdings, Ltd.                                           3,545,776    6,188,653       0.1%
    Mondi, Ltd.                                                    273,651    7,095,279       0.1%
    Mr. Price Group, Ltd.                                          545,010    6,406,542       0.1%
#   MTN Group, Ltd.                                              2,516,919   23,803,309       0.4%
    Naspers, Ltd. Class N                                          370,571   70,464,622       1.2%
#   Nedbank Group, Ltd.                                            627,858   10,585,585       0.2%
    Netcare, Ltd.                                                2,630,152    5,219,031       0.1%
    New Europe Property Investments P.L.C.                         192,631    2,113,043       0.0%
#   Pick n Pay Stores, Ltd.                                        473,477    2,249,597       0.0%
    Pioneer Foods Group, Ltd.                                      239,873    2,958,712       0.1%
    PSG Group, Ltd.                                                161,662    3,064,334       0.1%
    Sanlam, Ltd.                                                 2,999,830   15,930,549       0.3%
    Sappi, Ltd.                                                  1,154,900    8,576,770       0.1%
    Sasol, Ltd.                                                    130,693    4,005,068       0.1%
#   Sasol, Ltd. Sponsored ADR                                      778,314   23,754,143       0.4%
    Shoprite Holdings, Ltd.                                        951,195   14,922,430       0.3%
    SPAR Group, Ltd. (The)                                         284,382    3,832,988       0.1%
    Standard Bank Group, Ltd.                                    2,023,352   22,468,480       0.4%
#   Steinhoff International Holdings NV                          3,453,813   17,569,874       0.3%
    Telkom SA SOC, Ltd.                                            734,366    4,109,884       0.1%
    Tiger Brands, Ltd.                                             268,837    8,119,373       0.1%
    Truworths International, Ltd.                                  973,557    6,303,938       0.1%
    Vodacom Group, Ltd.                                            520,334    5,884,892       0.1%
    Woolworths Holdings, Ltd.                                    1,765,305    9,569,011       0.2%
                                                                           ------------       ---
TOTAL SOUTH AFRICA                                                          425,606,892       7.4%
                                                                           ------------       ---
SOUTH KOREA -- (16.5%)
    Amorepacific Corp.                                              43,151   11,066,212       0.2%
    AMOREPACIFIC Group                                              41,154    4,754,622       0.1%
    BGF retail Co., Ltd.                                            27,563    2,653,538       0.1%
    BNK Financial Group, Inc.                                      597,367    5,009,954       0.1%
#*  Celltrion, Inc.                                                 71,936    5,660,137       0.1%
    Cheil Worldwide, Inc.                                           73,456    1,190,412       0.0%
#   CJ CGV Co., Ltd.                                                18,162    1,363,915       0.0%
    CJ CheilJedang Corp.                                            21,206    6,359,131       0.1%
    CJ Corp.                                                        34,729    5,704,851       0.1%
    CJ E&M Corp.                                                    31,220    2,208,053       0.1%
#*  CJ Korea Express Corp.                                           8,317    1,215,695       0.0%
    CJ O Shopping Co., Ltd.                                          2,962      497,097       0.0%
#   Com2uSCorp                                                      12,702    1,338,818       0.0%
    Cosmax, Inc.                                                     4,228      527,700       0.0%
    Coway Co., Ltd.                                                 75,554    6,662,230       0.1%
    Cuckoo Electronics Co., Ltd.                                     2,015      231,023       0.0%
    Daelim Industrial Co., Ltd.                                     49,686    3,504,841       0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SOUTH KOREA -- (Continued)
*   Daewoo Engineering & Construction Co., Ltd.                  133,508 $   856,116       0.0%
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.           165,407     244,208       0.0%
    DGB Financial Group, Inc.                                    291,287   2,977,689       0.1%
    Dongbu Insurance Co., Ltd.                                   135,206   8,073,824       0.2%
    Dongkuk Steel Mill Co., Ltd.                                  50,693     493,312       0.0%
    Dongsuh Cos., Inc.                                            23,739     643,072       0.0%
#   Dongwon Systems Corp.                                          4,834     244,219       0.0%
    Doosan Corp.                                                  21,369   1,824,362       0.0%
    Doosan Heavy Industries & Construction Co., Ltd.             102,105   2,083,266       0.0%
*   Doosan Infracore Co., Ltd.                                   227,817   1,884,219       0.0%
    E-MART, Inc.                                                  35,665   7,204,069       0.1%
    Grand Korea Leisure Co., Ltd.                                 38,572     735,276       0.0%
#   Green Cross Corp.                                              4,303     619,597       0.0%
    Green Cross Holdings Corp.                                    18,294     523,745       0.0%
#*  GS Engineering & Construction Corp.                           87,718   2,407,826       0.1%
    GS Holdings Corp.                                            180,713   9,406,133       0.2%
    GS Home Shopping, Inc.                                         4,088     730,559       0.0%
    GS Retail Co., Ltd.                                           24,957   1,164,441       0.0%
    Hana Financial Group, Inc.                                   545,466  18,734,035       0.3%
    Hankook Tire Co., Ltd.                                       170,001   8,797,623       0.2%
#*  Hanmi Pharm Co., Ltd.                                          7,664   2,076,716       0.0%
#*  Hanmi Science Co., Ltd.                                       14,080     750,054       0.0%
    Hanon Systems                                                260,091   1,932,603       0.0%
    Hanssem Co., Ltd.                                             14,749   2,851,320       0.1%
    Hanwha Chemical Corp.                                        222,590   4,914,225       0.1%
    Hanwha Corp.                                                 152,078   5,335,226       0.1%
    Hanwha Life Insurance Co., Ltd.                              427,196   2,307,543       0.1%
*   Hanwha Techwin Co., Ltd.                                      54,195   2,474,876       0.1%
    Hite Jinro Co., Ltd.                                          52,663     967,440       0.0%
#   Hotel Shilla Co., Ltd.                                        38,111   1,699,985       0.0%
    Hyosung Corp.                                                 58,732   7,417,962       0.1%
    Hyundai Department Store Co., Ltd.                            35,263   3,349,036       0.1%
    Hyundai Development Co-Engineering & Construction            105,341   4,134,586       0.1%
    Hyundai Elevator Co., Ltd.                                    10,664     583,422       0.0%
    Hyundai Engineering & Construction Co., Ltd.                 140,523   5,985,742       0.1%
    Hyundai Glovis Co., Ltd.                                      26,107   3,324,696       0.1%
    Hyundai Greenfood Co., Ltd.                                   63,538     892,254       0.0%
*   Hyundai Heavy Industries Co., Ltd.                            71,848  10,418,244       0.2%
    Hyundai Home Shopping Network Corp.                            8,843     948,179       0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.                    184,449   5,940,171       0.1%
#*  Hyundai Mipo Dockyard Co., Ltd.                               19,275   1,566,603       0.0%
    Hyundai Mobis Co., Ltd.                                       74,326  14,495,096       0.3%
    Hyundai Motor Co.                                            181,576  22,965,170       0.4%
*   Hyundai Rotem Co., Ltd.                                       17,028     313,336       0.0%
    Hyundai Steel Co.                                            184,545   8,888,991       0.2%
#   Hyundai Wia Corp.                                             36,324   2,070,770       0.0%
    Industrial Bank of Korea                                     468,370   5,136,413       0.1%
    Innocean Worldwide, Inc.                                       3,114     174,631       0.0%
    IS Dongseo Co., Ltd.                                          21,146     797,861       0.0%
#   Jeil Pharmaceutical Co.                                        3,226     194,988       0.0%
    Kakao Corp.                                                   20,448   1,623,328       0.0%
    Kangwon Land, Inc.                                           102,333   3,250,827       0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    KB Financial Group, Inc.                                     441,762 $19,418,701       0.3%
#   KB Financial Group, Inc. ADR                                 103,883   4,515,794       0.1%
    KB Insurance Co., Ltd.                                       119,022   3,418,735       0.1%
    KCC Corp.                                                     10,050   3,003,620       0.1%
    KEPCO Plant Service & Engineering Co., Ltd.                   27,560   1,389,419       0.0%
    Kia Motors Corp.                                             333,911  10,221,341       0.2%
#   KIWOOM Securities Co., Ltd.                                   19,503   1,353,645       0.0%
    Kolon Industries, Inc.                                        29,856   1,793,467       0.0%
#*  Komipharm International Co., Ltd.                             25,551     830,100       0.0%
    Korea Aerospace Industries, Ltd.                              98,940   5,545,518       0.1%
    Korea Electric Power Corp.                                   220,479   8,788,349       0.2%
    Korea Electric Power Corp. Sponsored ADR                     102,772   2,035,913       0.0%
*   Korea Gas Corp.                                               44,931   1,840,357       0.0%
    Korea Investment Holdings Co., Ltd.                           65,303   2,942,036       0.1%
    Korea Kolmar Co., Ltd.                                        18,540   1,307,001       0.0%
    Korea Petrochemical Ind Co., Ltd.                              8,191   1,700,523       0.0%
    Korea Zinc Co., Ltd.                                          12,225   4,569,557       0.1%
*   Korean Air Lines Co., Ltd.                                   122,152   3,285,468       0.1%
    Korean Reinsurance Co.                                       150,867   1,497,465       0.0%
    KT Corp. Sponsored ADR                                        95,200   1,579,368       0.0%
    KT&G Corp.                                                   132,438  11,810,650       0.2%
#   Kumho Petrochemical Co., Ltd.                                 30,488   2,037,096       0.0%
#*  Kumho Tire Co., Inc.                                         212,069   1,499,325       0.0%
    LG Chem, Ltd.                                                 46,976  11,299,048       0.2%
    LG Corp.                                                     112,554   6,685,870       0.1%
    LG Display Co., Ltd.                                         363,272   9,360,833       0.2%
#   LG Display Co., Ltd. ADR                                     808,137  10,400,723       0.2%
    LG Electronics, Inc.                                         310,602  18,854,663       0.3%
    LG Household & Health Care, Ltd.                              13,222  10,054,728       0.2%
    LG Innotek Co., Ltd.                                          27,290   3,151,455       0.1%
    LG International Corp.                                        23,266     664,079       0.0%
    LG Uplus Corp.                                               539,707   6,857,760       0.1%
    LIG Nex1 Co., Ltd.                                             7,167     508,002       0.0%
#   Loen Entertainment, Inc.                                       7,273     561,542       0.0%
    Lotte Chemical Corp.                                          37,059  11,124,930       0.2%
#   Lotte Chilsung Beverage Co., Ltd.                                980   1,445,406       0.0%
    Lotte Confectionery Co., Ltd.                                  7,577   1,363,754       0.0%
    LOTTE Himart Co., Ltd.                                         7,831     378,464       0.0%
    Lotte Shopping Co., Ltd.                                      19,922   4,594,266       0.1%
    LS Corp.                                                      29,652   1,696,712       0.0%
    LS Industrial Systems Co., Ltd.                               25,409   1,133,700       0.0%
    Macquarie Korea Infrastructure Fund                          527,913   4,003,025       0.1%
#   Mando Corp.                                                   17,468   3,530,969       0.1%
#   Medy-Tox, Inc.                                                 5,775   2,537,856       0.1%
    Meritz Financial Group, Inc.                                  59,617     665,057       0.0%
    Meritz Fire & Marine Insurance Co., Ltd.                     117,542   1,827,805       0.0%
    Meritz Securities Co., Ltd.                                  557,853   2,022,845       0.0%
    Mirae Asset Daewoo Co., Ltd.                                 456,755   3,574,453       0.1%
    NAVER Corp.                                                   37,790  26,559,711       0.5%
    NCSoft Corp.                                                  15,686   4,960,630       0.1%
    Nexen Tire Corp.                                              99,808   1,196,918       0.0%
    NH Investment & Securities Co., Ltd.                         239,748   2,776,806       0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   NongShim Co., Ltd.                                             4,477 $  1,247,582       0.0%
#   OCI Co., Ltd.                                                 31,064    2,152,213       0.0%
    Orion Corp.                                                    4,950    2,937,719       0.1%
    Ottogi Corp.                                                   1,053      682,042       0.0%
*   Pan Ocean Co., Ltd.                                          361,136    1,651,209       0.0%
#   Paradise Co., Ltd.                                            62,375      771,954       0.0%
    Poongsan Corp.                                                 8,597      294,687       0.0%
    POSCO                                                         63,625   15,020,775       0.3%
#   POSCO Sponsored ADR                                          109,096    6,438,846       0.1%
    Posco Daewoo Corp.                                            85,173    1,794,677       0.0%
    S-1 Corp.                                                     23,983    2,056,392       0.0%
    S-Oil Corp.                                                   64,981    5,684,975       0.1%
    Samsung C&T Corp.                                             71,551    7,753,247       0.1%
    Samsung Card Co., Ltd.                                        51,038    1,789,555       0.0%
    Samsung Electro-Mechanics Co., Ltd.                           94,120    6,038,178       0.1%
    Samsung Electronics Co., Ltd.                                101,911  199,789,105       3.5%
    Samsung Electronics Co., Ltd. GDR                             52,509   51,524,207       0.9%
#*  Samsung Engineering Co., Ltd.                                116,876    1,250,742       0.0%
    Samsung Fire & Marine Insurance Co., Ltd.                     53,457   12,585,480       0.2%
*   Samsung Heavy Industries Co., Ltd.                           480,671    4,556,002       0.1%
    Samsung Life Insurance Co., Ltd.                              68,654    6,600,357       0.1%
    Samsung SDI Co., Ltd.                                        101,566   12,261,381       0.2%
    Samsung SDS Co., Ltd.                                         30,358    3,665,772       0.1%
    Samsung Securities Co., Ltd.                                 112,487    3,415,403       0.1%
    Samyang Corp.                                                  2,396      202,664       0.0%
    SFA Engineering Corp.                                         12,911      886,758       0.0%
    Shinhan Financial Group Co., Ltd.                            399,454   16,677,763       0.3%
    Shinhan Financial Group Co., Ltd. ADR                         86,082    3,594,784       0.1%
    Shinsegae, Inc.                                               13,738    2,469,042       0.1%
    SK Chemicals Co., Ltd.                                        30,297    1,676,425       0.0%
    SK Holdings Co., Ltd.                                         62,844   13,385,927       0.2%
    SK Hynix, Inc.                                               801,175   37,954,353       0.7%
    SK Innovation Co., Ltd.                                       70,840   10,627,768       0.2%
#   SK Materials Co., Ltd.                                         7,297    1,130,357       0.0%
    SK Networks Co., Ltd.                                        204,355    1,437,248       0.0%
    SK Telecom Co., Ltd.                                          22,141    4,673,646       0.1%
    SK Telecom Co., Ltd. ADR                                       6,224      146,824       0.0%
    SKC Co., Ltd.                                                 33,367      839,555       0.0%
    SPC Samlip Co., Ltd.                                           3,031      560,698       0.0%
#   Ssangyong Cement Industrial Co., Ltd.                         39,048      457,348       0.0%
*   Ssangyong Information & Communication                          9,886       18,977       0.0%
#*  Taihan Electric Wire Co., Ltd.                               154,853      233,838       0.0%
    Tongyang Life Insurance Co., Ltd.                             62,253      549,032       0.0%
    Woori Bank                                                   560,516    7,349,994       0.1%
#   Woori Bank Sponsored ADR                                       1,026       40,753       0.0%
    Young Poong Corp.                                                559      463,497       0.0%
    Youngone Corp.                                                47,419    1,412,141       0.0%
#   Yuhan Corp.                                                    9,085    1,850,904       0.0%
#*  Yungjin Pharmaceutical Co., Ltd.                              60,994      457,658       0.0%
                                                                         ------------      ----
TOTAL SOUTH KOREA                                                         970,614,026      16.9%
                                                                         ------------      ----

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
TAIWAN -- (14.9%)
#   Accton Technology Corp.                                         482,000 $ 1,093,378       0.0%
#   Acer, Inc.                                                    5,516,811   2,603,877       0.1%
#   Advanced Semiconductor Engineering, Inc.                     12,765,564  15,998,932       0.3%
#   Advantech Co., Ltd.                                             414,254   3,348,736       0.1%
    Airtac International Group                                      126,850   1,450,060       0.0%
#   Asia Cement Corp.                                             4,339,758   4,284,778       0.1%
*   Asia Pacific Telecom Co., Ltd.                                1,633,000     526,108       0.0%
    Asustek Computer, Inc.                                        1,031,180  10,130,703       0.2%
#   AU Optronics Corp.                                           24,425,873  10,151,565       0.2%
#   AU Optronics Corp. Sponsored ADR                                326,626   1,319,569       0.0%
#   Casetek Holdings, Ltd.                                          313,000     927,706       0.0%
#   Catcher Technology Co., Ltd.                                  1,354,429  13,909,109       0.3%
    Cathay Financial Holding Co., Ltd.                            8,494,450  13,613,311       0.2%
#   Chailease Holding Co., Ltd.                                   2,569,840   6,547,192       0.1%
    Chang Hwa Commercial Bank, Ltd.                               9,287,889   5,383,214       0.1%
    Cheng Shin Rubber Industry Co., Ltd.                          3,200,965   6,605,841       0.1%
    Chicony Electronics Co., Ltd.                                 1,022,552   2,698,172       0.1%
    China Airlines, Ltd.                                          8,737,536   2,706,727       0.1%
    China Development Financial Holding Corp.                    24,524,121   6,764,952       0.1%
    China Life Insurance Co., Ltd.                                6,140,344   5,717,337       0.1%
    China Motor Corp.                                               992,000     902,544       0.0%
    China Steel Corp.                                            15,093,932  12,096,485       0.2%
    Chipbond Technology Corp.                                     1,082,000   1,613,645       0.0%
#   Chroma ATE, Inc.                                                 70,000     218,835       0.0%
#   Chunghwa Precision Test Tech Co., Ltd.                           20,000     778,121       0.0%
    Chunghwa Telecom Co., Ltd.                                    1,608,000   5,439,323       0.1%
    Chunghwa Telecom Co., Ltd. Sponsored ADR                        266,144   9,006,313       0.2%
    Compal Electronics, Inc.                                     10,160,541   6,801,737       0.1%
    CTBC Financial Holding Co., Ltd.                             19,645,175  12,267,731       0.2%
    CTCI Corp.                                                    1,187,000   2,078,353       0.0%
    Delta Electronics, Inc.                                       2,385,486  13,427,282       0.2%
    E.Sun Financial Holding Co., Ltd.                            13,139,000   7,941,622       0.1%
#   Eclat Textile Co., Ltd.                                         253,336   2,770,716       0.1%
    Elite Material Co., Ltd.                                        300,000   1,196,556       0.0%
#   Ennoconn Corp.                                                   62,000     673,658       0.0%
    Eternal Materials Co., Ltd.                                   1,356,350   1,451,324       0.0%
    Eva Airways Corp.                                             6,367,740   3,130,543       0.1%
*   Evergreen Marine Corp. Taiwan, Ltd.                           3,219,261   1,419,672       0.0%
#   Far Eastern International Bank                                  721,140     225,824       0.0%
    Far Eastern New Century Corp.                                 6,875,085   5,784,679       0.1%
*   Far EasTone Telecommunications Co., Ltd.                      2,601,000   6,405,088       0.1%
    Farglory Land Development Co., Ltd.                             644,393     873,406       0.0%
#   Feng TAY Enterprise Co., Ltd.                                   475,424   1,826,889       0.0%
    First Financial Holding Co., Ltd.                            18,055,124  11,011,112       0.2%
    Formosa Chemicals & Fibre Corp.                               3,220,518   9,903,048       0.2%
    Formosa Petrochemical Corp.                                   1,393,000   4,869,126       0.1%
    Formosa Plastics Corp.                                        3,720,153  11,178,506       0.2%
    Formosa Taffeta Co., Ltd.                                     1,312,000   1,369,403       0.0%
    Foxconn Technology Co., Ltd.                                  1,790,627   5,455,923       0.1%
    Fubon Financial Holding Co., Ltd.                             8,611,233  13,480,221       0.2%
#   General Interface Solution Holding, Ltd.                        131,000     730,395       0.0%
    Giant Manufacturing Co., Ltd.                                   529,506   3,199,766       0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Globalwafers Co., Ltd.                                          219,000 $ 1,563,584       0.0%
    Gourmet Master Co., Ltd.                                         77,550     778,735       0.0%
#   Highwealth Construction Corp.                                 2,120,190   3,574,056       0.1%
    Hiwin Technologies Corp.                                        435,005   2,771,887       0.1%
    Hon Hai Precision Industry Co., Ltd.                         17,267,653  56,519,814       1.0%
#   Hota Industrial Manufacturing Co., Ltd.                         237,235   1,044,801       0.0%
    Hotai Motor Co., Ltd.                                           362,000   4,171,940       0.1%
#*  HTC Corp.                                                     1,246,235   2,990,391       0.1%
    Hua Nan Financial Holdings Co., Ltd.                         13,331,007   7,464,908       0.1%
#   Innolux Corp.                                                27,802,241  12,976,452       0.2%
    Inventec Corp.                                                5,430,551   4,038,150       0.1%
    Kenda Rubber Industrial Co., Ltd.                             1,082,377   1,742,660       0.0%
#   King Slide Works Co., Ltd.                                       81,000   1,246,704       0.0%
#   King Yuan Electronics Co., Ltd.                               1,471,000   1,327,914       0.0%
    King's Town Bank Co., Ltd.                                      921,000     884,852       0.0%
    Kinsus Interconnect Technology Corp.                            683,000   1,775,318       0.0%
#   Largan Precision Co., Ltd.                                      133,860  22,230,057       0.4%
    LCY Chemical Corp.                                              782,123   1,124,234       0.0%
    Lite-On Technology Corp.                                      4,896,410   8,541,068       0.2%
    Makalot Industrial Co., Ltd.                                    230,356     969,688       0.0%
#   MediaTek, Inc.                                                1,455,995  10,465,860       0.2%
#   Mega Financial Holding Co., Ltd.                             14,688,369  11,791,780       0.2%
#*  Mercuries Life Insurance Co., Ltd.                              325,753     166,813       0.0%
    Merida Industry Co., Ltd.                                       317,287   1,702,699       0.0%
    Micro-Star International Co., Ltd.                              956,000   1,914,813       0.0%
    Nan Ya Plastics Corp.                                         4,464,599  10,754,019       0.2%
#   Nanya Technology Corp.                                          992,010   1,580,583       0.0%
    Nien Made Enterprise Co., Ltd.                                  193,000   1,952,216       0.0%
#   Novatek Microelectronics Corp.                                1,205,000   4,630,618       0.1%
#*  OBI Pharma, Inc.                                                 81,000     761,284       0.0%
    PChome Online, Inc.                                             114,006     973,695       0.0%
    Pegatron Corp.                                                5,311,345  15,642,333       0.3%
*   PharmaEssentia Corp.                                             99,000     493,492       0.0%
    Phison Electronics Corp.                                        241,000   2,268,626       0.0%
    Pou Chen Corp.                                                4,990,487   6,986,961       0.1%
*   Powertech Technology, Inc.                                    2,158,819   6,772,701       0.1%
#   Poya International Co., Ltd.                                     72,550     991,165       0.0%
    President Chain Store Corp.                                     844,831   7,352,035       0.1%
    Qisda Corp.                                                     576,000     366,484       0.0%
    Quanta Computer, Inc.                                         3,941,000   8,164,421       0.2%
*   Realtek Semiconductor Corp.                                     599,950   2,028,881       0.0%
*   Ruentex Development Co., Ltd.                                 1,242,709   1,516,480       0.0%
#   Ruentex Industries, Ltd.                                        770,182   1,238,277       0.0%
    ScinoPharm Taiwan, Ltd.                                         206,405     283,358       0.0%
#*  Shin Kong Financial Holding Co., Ltd.                        15,958,656   4,253,102       0.1%
#   Silergy Corp.                                                    55,000     994,566       0.0%
    Siliconware Precision Industries Co., Ltd.                    2,123,637   3,441,431       0.1%
    Siliconware Precision Industries Co., Ltd. Sponsored ADR         21,813     176,031       0.0%
*   Simplo Technology Co., Ltd.                                     690,000   2,307,984       0.0%
    SinoPac Financial Holdings Co., Ltd.                         18,850,895   5,759,837       0.1%
    St Shine Optical Co., Ltd.                                       11,000     212,923       0.0%
    Standard Foods Corp.                                            466,902   1,152,212       0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
TAIWAN -- (Continued)
    Synnex Technology International Corp.                         2,259,343 $  2,448,099       0.1%
    Taichung Commercial Bank Co., Ltd.                              159,669       51,844       0.0%
*   TaiMed Biologics, Inc.                                          113,000      679,229       0.0%
    Tainan Spinning Co., Ltd.                                       115,412       53,192       0.0%
    Taishin Financial Holding Co., Ltd.                          19,587,984    8,076,555       0.2%
    Taiwan Business Bank                                          8,318,140    2,298,573       0.0%
    Taiwan Cement Corp.                                           7,005,720    8,148,476       0.2%
    Taiwan Cooperative Financial Holding Co., Ltd.               13,986,581    7,114,704       0.1%
#   Taiwan FamilyMart Co., Ltd.                                      89,000      605,415       0.0%
    Taiwan Fertilizer Co., Ltd.                                   1,415,000    1,912,869       0.0%
*   Taiwan Glass Industry Corp.                                   1,859,375      949,484       0.0%
    Taiwan High Speed Rail Corp.                                  1,592,000    1,232,238       0.0%
    Taiwan Mobile Co., Ltd.                                       2,215,300    8,179,277       0.2%
#   Taiwan Secom Co., Ltd.                                          362,670    1,058,979       0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.                 25,317,808  163,094,652       2.8%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR    1,789,031   59,163,255       1.0%
#*  Tatung Co., Ltd.                                              2,566,000      937,863       0.0%
    Teco Electric and Machinery Co., Ltd.                         3,410,000    3,377,039       0.1%
    Tong Yang Industry Co., Ltd.                                    936,000    1,588,302       0.0%
*   Transcend Information, Inc.                                     334,181    1,140,562       0.0%
    Tripod Technology Corp.                                         753,870    2,130,509       0.0%
    Tung Thih Electronic Co., Ltd.                                   44,000      301,474       0.0%
#   Uni-President Enterprises Corp.                               7,682,033   14,180,987       0.3%
#   United Microelectronics Corp.                                38,130,000   15,242,131       0.3%
#   Vanguard International Semiconductor Corp.                    1,699,000    3,240,299       0.1%
#   Voltronic Power Technology Corp.                                 57,350      818,538       0.0%
    Walsin Lihwa Corp.                                            5,308,000    2,379,165       0.1%
    Wan Hai Lines, Ltd.                                           1,821,800    1,009,254       0.0%
#   Win Semiconductors Corp.                                        742,034    3,304,676       0.1%
#   Winbond Electronics Corp.                                     6,597,000    3,724,089       0.1%
    Wintek Corp.                                                    604,760        6,877       0.0%
    Wistron Corp.                                                 5,751,099    5,429,580       0.1%
#   Wistron NeWeb Corp.                                             186,000      533,553       0.0%
    WPG Holdings, Ltd.                                            3,035,869    3,848,410       0.1%
*   Yageo Corp.                                                     981,579    3,464,565       0.1%
    Yuanta Financial Holding Co., Ltd.                           18,588,806    7,947,979       0.1%
    Yulon Motor Co., Ltd.                                         1,732,000    1,566,936       0.0%
    Zhen Ding Technology Holding, Ltd.                            1,099,700    2,571,481       0.1%
                                                                            ------------      ----
TOTAL TAIWAN                                                                 875,955,116      15.2%
                                                                            ------------      ----
THAILAND -- (2.5%)
    Advanced Info Service PCL                                     1,440,700    7,288,884       0.1%
    Airports of Thailand PCL                                      5,784,000    6,730,442       0.1%
    Bangchak Corp. PCL                                              843,200      780,064       0.0%
    Bangkok Bank PCL(6077019)                                       241,500    1,305,594       0.0%
    Bangkok Bank PCL(6368360)                                       207,200    1,075,236       0.0%
    Bangkok Dusit Medical Services PCL Class F                    6,818,900    4,001,841       0.1%
    Bangkok Expressway & Metro PCL                                4,214,799      877,322       0.0%
    Bangkok Life Assurance PCL                                      694,900      969,324       0.0%
    Banpu PCL                                                     3,487,850    1,936,014       0.0%
    Berli Jucker PCL                                              2,257,500    2,839,007       0.1%
    BTS Group Holdings PCL                                        3,733,900      917,553       0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
THAILAND -- (Continued)
    Bumrungrad Hospital PCL                                         402,600 $  2,042,680       0.1%
    Carabao Group PCL Class F                                        84,800      161,191       0.0%
    Central Pattana PCL                                           1,779,300    3,086,383       0.1%
    Central Plaza Hotel PCL                                       1,046,100    1,050,939       0.0%
    CH Karnchang PCL                                                680,200      535,862       0.0%
    Charoen Pokphand Foods PCL                                    4,951,800    3,829,449       0.1%
    CP ALL PCL                                                    4,313,700    7,607,277       0.1%
    Delta Electronics Thailand PCL                                  656,900    1,747,176       0.0%
    Electricity Generating PCL                                      319,300    2,030,818       0.1%
    Energy Absolute PCL                                           1,783,800    1,392,385       0.0%
    Global Power Synergy Co., Ltd. Class F                          101,100      100,837       0.0%
    Glow Energy PCL                                                 826,500    1,959,324       0.0%
    Home Product Center PCL                                      10,007,413    2,806,358       0.1%
    Indorama Ventures PCL                                         3,391,500    3,603,285       0.1%
    Intouch Holdings PCL                                          1,446,700    2,237,596       0.1%
    IRPC PCL                                                     18,273,700    2,958,448       0.1%
    Kasikornbank PCL(6888794)                                     1,146,600    6,132,437       0.1%
    Kasikornbank PCL(6364766)                                       210,900    1,127,971       0.0%
    KCE Electronics PCL                                             431,000    1,327,016       0.0%
    Kiatnakin Bank PCL                                              393,200      775,828       0.0%
    Krung Thai Bank PCL                                           6,900,587    3,950,032       0.1%
    Land & Houses PCL(6581941)                                    4,746,340    1,413,336       0.0%
    Land & Houses PCL(6581930)                                      790,000      237,525       0.0%
    Minor International PCL                                       2,391,770    2,575,699       0.1%
    MK Restaurants Group PCL                                        421,700      746,722       0.0%
    Muangthai Leasing PCL Class F                                   738,700      640,677       0.0%
    Pruksa Holding PCL                                            2,958,300    1,924,306       0.0%
    PTT Exploration & Production PCL(B1359J0)                     2,414,655    6,788,818       0.1%
    PTT Exploration & Production PCL(B1359L2)                        65,409      183,898       0.0%
    PTT Global Chemical PCL                                       2,436,872    5,283,764       0.1%
    PTT PCL                                                       1,634,600   18,382,752       0.3%
    Ratchaburi Electricity Generating Holding PCL                   824,700    1,192,108       0.0%
    Robinson Department Store PCL                                   598,500    1,081,418       0.0%
    Siam Cement PCL (The)(6609906)                                  166,400    2,578,502       0.1%
    Siam Cement PCL (The)(6609928)                                  230,100    3,565,585       0.1%
    Siam City Cement PCL                                            163,213    1,307,025       0.0%
    Siam Commercial Bank PCL (The)                                1,140,966    5,145,727       0.1%
    Siam Global House PCL                                         1,167,492      550,162       0.0%
    Star Petroleum Refining PCL                                      27,800       10,609       0.0%
    Thai Oil PCL                                                  1,455,200    3,281,457       0.1%
    Thai Union Group PCL Class F                                  2,705,940    1,666,277       0.0%
    Thanachart Capital PCL                                        1,044,400    1,426,652       0.0%
    TMB Bank PCL                                                 24,158,000    1,592,375       0.0%
    Total Access Communication PCL(B1YWK08)                       1,459,300    1,750,822       0.0%
    Total Access Communication PCL(B231MK7)                         423,600      508,222       0.0%
    TPI Polene PCL                                               12,385,600      837,881       0.0%
    True Corp. PCL                                               23,255,831    4,403,749       0.1%
    TTW PCL                                                       2,098,400      636,982       0.0%
                                                                            ------------       ---
TOTAL THAILAND                                                               148,897,623       2.6%
                                                                            ------------       ---
TURKEY -- (1.3%)
    Akbank TAS                                                    2,209,103    5,912,795       0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
TURKEY -- (Continued)
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                    282,261 $    1,590,824       0.0%
    Arcelik A.S.                                                   540,990      3,606,744       0.1%
#   Aselsan Elektronik Sanayi Ve Ticaret A.S.                      333,342      1,832,733       0.0%
    BIM Birlesik Magazalar A.S.                                    342,629      5,596,765       0.1%
    Coca-Cola Icecek A.S.                                          124,347      1,264,766       0.0%
    Enka Insaat ve Sanayi A.S.                                     599,638        921,482       0.0%
    Eregli Demir ve Celik Fabrikalari TAS                        2,461,933      4,509,780       0.1%
    Ford Otomotiv Sanayi A.S.                                      126,138      1,401,979       0.0%
    KOC Holding A.S.                                               753,593      3,541,729       0.1%
    Petkim Petrokimya Holding A.S.                               1,293,596      1,787,811       0.0%
    TAV Havalimanlari Holding A.S.                                 341,666      1,423,039       0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                             212,178      1,766,678       0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.                        261,144      6,578,156       0.1%
*   Turk Hava Yollari AO                                         1,503,706      2,564,579       0.1%
#   Turk Telekomunikasyon A.S.                                     699,083      1,255,191       0.0%
*   Turkcell Iletisim Hizmetleri A.S.                            1,142,611      3,997,694       0.1%
*   Turkcell Iletisim Hizmetleri A.S. ADR                           73,838        646,083       0.0%
    Turkiye Garanti Bankasi A.S.                                 3,265,633      8,815,422       0.2%
    Turkiye Halk Bankasi A.S.                                    1,285,231      4,261,149       0.1%
#   Turkiye Is Bankasi Class C                                   2,548,532      5,029,615       0.1%
    Turkiye Sise ve Cam Fabrikalari A.S.                         2,478,015      3,110,719       0.1%
#   Turkiye Vakiflar Bankasi TAO Class D                         1,445,842      2,469,848       0.0%
#   Ulker Biskuvi Sanayi A.S.                                      244,375      1,388,114       0.0%
*   Yapi ve Kredi Bankasi A.S.                                   2,464,502      2,989,588       0.1%
                                                                           --------------      ----
TOTAL TURKEY                                                                   78,263,283       1.4%
                                                                           --------------      ----
TOTAL COMMON STOCKS                                                         5,525,292,224      96.0%
                                                                           --------------      ----
PREFERRED STOCKS -- (2.9%)
BRAZIL -- (2.8%)
    Banco Bradesco SA                                            2,489,914     26,208,795       0.5%
    Banco Bradesco SA ADR                                          610,872      6,444,700       0.1%
    Braskem SA Class A                                              73,800        793,791       0.0%
*   Centrais Eletricas Brasileiras SA Class B                      303,700      2,191,122       0.0%
    Cia Brasileira de Distribuicao                                 310,022      7,008,106       0.1%
    Cia Energetica de Minas Gerais                                  58,900        164,784       0.0%
    Gerdau SA                                                      921,168      2,844,141       0.0%
    Itau Unibanco Holding SA                                     4,317,027     53,397,546       0.9%
    Lojas Americanas SA                                          1,021,714      5,420,728       0.1%
*   Petroleo Brasileiro SA                                       2,825,761     12,437,070       0.2%
*   Petroleo Brasileiro SA Sponsored ADR                         1,440,006     12,571,252       0.2%
    Suzano Papel e Celulose SA Class A                             798,971      3,375,562       0.1%
    Telefonica Brasil SA                                           465,063      6,928,948       0.1%
    Vale SA                                                      2,522,202     20,867,039       0.4%
#   Vale SA Sponsored ADR                                          364,278      2,990,722       0.1%
                                                                           --------------      ----
TOTAL BRAZIL                                                                  163,644,306       2.8%
                                                                           --------------      ----
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                                113,824        471,539       0.0%
                                                                           --------------      ----
COLOMBIA -- (0.1%)
    Banco Davivienda SA                                            209,529      2,207,817       0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
COLOMBIA -- (Continued)
     Bancolombia SA                                                   30,330 $      296,083        0.0%
     Grupo Argos SA                                                   28,838        187,222        0.0%
     Grupo Aval Acciones y Valores SA                              4,185,719      1,657,499        0.0%
     Grupo de Inversiones Suramericana SA                            113,896      1,457,962        0.0%
                                                                             --------------      -----
TOTAL COLOMBIA                                                                    5,806,583        0.1%
                                                                             --------------      -----
INDIA -- (0.0%)
     Vedanta, Ltd.                                                26,204,120        245,422        0.0%
                                                                             --------------      -----
TOTAL PREFERRED STOCKS                                                          170,167,850        2.9%
                                                                             --------------      -----
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
*    Bank of Comm Ass Ent Rights 5/31/17                              12,453             --        0.0%
                                                                             --------------      -----
TAIWAN -- (0.0%)
*    E.Sun Finianical Holding Co. Rights 5/2/17                      786,955         84,770        0.0%
                                                                             --------------      -----
THAILAND -- (0.0%)
*    SCCC Rights 5/15/17                                              48,254         37,666        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                               122,436        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   5,695,582,510
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@ DFA Short Term Investment Fund                               17,835,440    206,409,543        3.6%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,377,646,228)                          $5,901,992,053      102.5%
                                                                             ==============      =====

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------------
                                            LEVEL 1        LEVEL 2       LEVEL 3     TOTAL
                                         -------------- -------------- --------- --------------
Common Stocks
   Brazil                                $  272,470,883             --      --   $  272,470,883
   Chile                                     41,813,686 $   37,277,617      --       79,091,303
   China                                    258,393,582    716,556,112      --      974,949,694
   Colombia                                  24,607,143             --      --       24,607,143
   Czech Republic                                    --      9,897,790      --        9,897,790
   Egypt                                        610,718      7,192,114      --        7,802,832
   Greece                                            --     13,702,003      --       13,702,003
   Hungary                                           --     23,024,874      --       23,024,874
   India                                     31,017,907    654,073,858      --      685,091,765
   Indonesia                                  6,484,710    161,357,673      --      167,842,383
   Malaysia                                          --    189,247,313      --      189,247,313
   Mexico                                   269,596,465             --      --      269,596,465
   Peru                                      14,261,752             --      --       14,261,752
   Philippines                                2,096,191     87,072,213      --       89,168,404
   Poland                                            --     99,157,771      --       99,157,771
   Russia                                     4,533,588    101,509,321      --      106,042,909
   South Africa                              51,053,298    374,553,594      --      425,606,892
   South Korea                               28,753,005    941,861,021      --      970,614,026
   Taiwan                                    69,665,168    806,289,948      --      875,955,116
   Thailand                                 148,897,623             --      --      148,897,623
   Turkey                                       646,083     77,617,200      --       78,263,283
Preferred Stocks
   Brazil                                   163,644,306             --      --      163,644,306
   Chile                                             --        471,539      --          471,539
   Colombia                                   5,806,583             --      --        5,806,583
   India                                             --        245,422      --          245,422
Rights/Warrants
   Taiwan                                            --         84,770      --           84,770
   Thailand                                          --         37,666      --           37,666
Securities Lending Collateral                        --    206,409,543      --      206,409,543
Futures Contracts**                           1,408,077             --      --        1,408,077
                                         -------------- --------------  ------   --------------
TOTAL                                    $1,395,760,768 $4,507,639,362      --   $5,903,400,130
                                         ============== ==============  ======   ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
COMMON STOCKS -- (90.4%)
BRAZIL -- (7.2%)
    AES Tiete Energia SA(BZ8W2J5)                                      879 $       737       0.0%
    AES Tiete Energia SA(BZ8W2L7)                                1,884,997   8,011,408       0.1%
    Aliansce Shopping Centers SA                                 1,034,195   4,910,231       0.1%
    Alupar Investimento SA                                         971,770   5,771,133       0.1%
    Arezzo Industria e Comercio SA                                 457,135   4,853,562       0.1%
*   B2W Cia Digital(B1LH3Y1)                                     1,191,925   5,024,484       0.1%
*   B2W Cia Digital(BDFZQZ7)                                       382,848   1,583,716       0.0%
*   BR Malls Participacoes SA                                    5,957,732  26,372,028       0.4%
*   BR Properties SA                                               120,100     357,192       0.0%
*   Brasil Brokers Participacoes SA                              1,971,711   1,012,551       0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas          158,500     638,684       0.0%
    Cia de Locacao das Americas                                     11,000      31,190       0.0%
    Cia de Saneamento de Minas Gerais-COPASA                       859,792   9,751,741       0.2%
    Cia Energetica de Minas Gerais                                 106,474     310,964       0.0%
    Cia Hering                                                   1,553,736  10,779,057       0.2%
    Cia Paranaense de Energia                                      144,900   1,065,962       0.0%
#   Cia Paranaense de Energia Sponsored ADR                        127,664   1,170,679       0.0%
*   Cia Siderurgica Nacional SA                                  5,120,808  12,503,351       0.2%
    Construtora Tenda SA                                           168,054     466,986       0.0%
*   Cosan Logistica SA                                             132,800     276,139       0.0%
    CVC Brasil Operadora e Agencia de Viagens SA                   312,586   3,048,995       0.1%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes      2,823,034  11,740,221       0.2%
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes                                                 41,900     147,189       0.0%
    Dimed SA Distribuidora da Medicamentos                           1,100     201,005       0.0%
    Direcional Engenharia SA                                       993,209   1,908,784       0.0%
    Duratex SA                                                   3,493,133   9,827,721       0.2%
    EcoRodovias Infraestrutura e Logistica SA                    2,475,007   7,360,963       0.1%
    EDP - Energias do Brasil SA                                  3,186,314  13,471,853       0.2%
    Embraer SA                                                     887,827   4,296,411       0.1%
    Embraer SA ADR                                                 497,890   9,559,488       0.2%
    Equatorial Energia SA                                        2,114,158  38,292,700       0.6%
    Estacio Participacoes SA                                     3,477,890  19,536,800       0.3%
*   Eternit SA                                                   1,383,778     562,396       0.0%
    Even Construtora e Incorporadora SA                          2,718,788   3,803,160       0.1%
    Ez Tec Empreendimentos e Participacoes SA                      624,146   3,995,732       0.1%
    Fibria Celulose SA                                              19,200     177,842       0.0%
    Fleury SA                                                      731,906  12,110,617       0.2%
    FPC Par Corretora de Seguros SA                                111,600     664,526       0.0%
    Fras-Le SA                                                      82,875     119,062       0.0%
    GAEC Educacao SA                                               278,900   1,177,442       0.0%
    Gafisa SA                                                      168,055     963,096       0.0%
#   Gafisa SA ADR                                                   73,263     833,733       0.0%
#*  Gol Linhas Aereas Inteligentes SA ADR                           47,920   1,505,650       0.0%
    Grendene SA                                                    945,017   7,339,100       0.1%
    Guararapes Confeccoes SA                                        83,800   2,363,207       0.0%
    Helbor Empreendimentos SA                                    1,656,428   1,320,320       0.0%
    Iguatemi Empresa de Shopping Centers SA                        737,537   7,707,535       0.1%
*   International Meal Co. Alimentacao SA                          677,895   1,307,074       0.0%
    Iochpe Maxion SA                                             1,122,952   5,911,856       0.1%
*   JHSF Participacoes SA                                          680,347     518,719       0.0%
*   Joao Fortes Engenharia SA                                       66,552      35,645       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
BRAZIL -- (Continued)
*   JSL SA                                                         675,500 $ 1,498,250       0.0%
    Kepler Weber SA                                                135,346   1,069,447       0.0%
    Light SA                                                       706,107   4,860,805       0.1%
    Linx SA                                                        763,536   4,260,242       0.1%
    Localiza Rent a Car SA                                       1,572,075  23,427,214       0.4%
*   LPS Brasil Consultoria de Imoveis SA                           290,879     421,557       0.0%
    M Dias Branco SA                                               549,900   8,442,409       0.1%
    Magazine Luiza SA                                                2,100     147,401       0.0%
*   Magnesita Refratarios SA                                       406,091   3,473,596       0.1%
    Mahle-Metal Leve SA                                            475,976   3,030,663       0.0%
    Marcopolo SA                                                    45,200      29,905       0.0%
*   Marfrig Global Foods SA                                      3,262,029   7,420,126       0.1%
*   Marisa Lojas SA                                                557,320   1,466,146       0.0%
*   Mills Estruturas e Servicos de Engenharia SA                   966,926   1,063,175       0.0%
    Minerva SA                                                   1,171,069   3,726,405       0.1%
    MRV Engenharia e Participacoes SA                            2,976,660  14,948,712       0.2%
    Multiplan Empreendimentos Imobiliarios SA                      624,699  13,324,340       0.2%
    Multiplus SA                                                   503,884   6,203,994       0.1%
    Natura Cosmeticos SA                                           233,518   2,225,522       0.0%
    Odontoprev SA                                                2,874,296  10,368,674       0.2%
    Paranapanema SA                                              1,614,056     661,071       0.0%
*   Petro Rio SA                                                    15,000     205,479       0.0%
    Porto Seguro SA                                                358,043   3,239,708       0.1%
    Portobello SA                                                  428,500     390,153       0.0%
*   Profarma Distribuidora de Produtos Farmaceuticos SA             43,168     151,643       0.0%
*   Prumo Logistica SA                                             271,478     772,340       0.0%
    QGEP Participacoes SA                                          845,794   1,694,759       0.0%
    Qualicorp SA                                                 2,351,105  16,740,434       0.3%
*   Restoque Comercio e Confeccoes de Roupas SA                    862,054   1,249,334       0.0%
    Rodobens Negocios Imobiliarios SA                              136,138     242,977       0.0%
*   Rumo SA                                                      6,787,474  18,668,467       0.3%
*   Santos Brasil Participacoes SA                               2,470,740   1,829,284       0.0%
    Sao Carlos Empreendimentos e Participacoes SA                   63,159     646,504       0.0%
    Sao Martinho SA                                              1,694,786   9,504,321       0.1%
    Ser Educacional SA                                             242,300   1,870,276       0.0%
    SLC Agricola SA                                                574,213   3,545,809       0.1%
    Smiles SA                                                      505,800  11,001,853       0.2%
    Sonae Sierra Brasil SA                                         262,846   1,796,169       0.0%
*   Springs Global Participacoes SA                                 18,200      51,434       0.0%
    Sul America SA                                               3,005,954  15,900,808       0.2%
    T4F Entretenimento SA                                           72,300     143,277       0.0%
    Technos SA                                                     221,800     314,456       0.0%
    Tecnisa SA(B1N9YM0)                                          1,306,552   1,169,045       0.0%
*   Tecnisa SA(BYQ1XZ0)                                            281,237     251,639       0.0%
*   Tegma Gestao Logistica SA                                       11,700      48,067       0.0%
    Totvs SA                                                     1,272,826  11,148,081       0.2%
    TPI - Triunfo Participacoes e Investimentos SA                 329,501     398,634       0.0%
    Transmissora Alianca de Energia Eletrica SA                  1,918,518  13,908,130       0.2%
    Tupy SA                                                        124,100     596,249       0.0%
*   Usinas Siderurgicas de Minas Gerais SA                          42,600     117,839       0.0%
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA                                 691,887   4,893,705       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
BRAZIL -- (Continued)
    Via Varejo SA(BGSHPP4)                                        1,002,219 $  3,760,630       0.1%
    Via Varejo SA(B7VY430)                                          205,862      291,860       0.0%
                                                                            ------------       ---
TOTAL BRAZIL                                                                 505,313,655       7.8%
                                                                            ------------       ---
CHILE -- (1.6%)
    AES Gener SA                                                  1,743,082      655,718       0.0%
    Aguas Andinas SA Class A                                        559,878      317,143       0.0%
    Banmedica SA                                                  1,772,240    3,982,647       0.1%
    Besalco SA                                                    2,437,005    1,542,969       0.0%
    CAP SA                                                          902,305    9,423,144       0.1%
    Cementos BIO BIO SA                                             352,724      481,169       0.0%
*   Cia Sud Americana de Vapores SA                              92,625,052    3,606,798       0.1%
    Clinica LAS Condes SA                                               349       18,835       0.0%
    Cristalerias de Chile SA                                        130,323    1,315,889       0.0%
    Embotelladora Andina SA Class B ADR                              42,803    1,088,052       0.0%
*   Empresa Nacional de Telecomunicaciones SA                       798,910    9,574,686       0.2%
*   Empresas AquaChile SA                                         1,297,844      805,130       0.0%
    Empresas Hites SA                                             1,123,113    1,182,958       0.0%
*   Empresas La Polar SA                                          9,338,251      657,370       0.0%
    Engie Energia Chile SA                                        5,488,931   10,198,903       0.2%
    Enjoy SA                                                      1,143,197       79,655       0.0%
    Forus SA                                                        811,301    3,257,219       0.1%
    Grupo Security SA                                             2,947,245    1,042,247       0.0%
    Inversiones Aguas Metropolitanas SA                           3,961,273    6,263,831       0.1%
    Inversiones La Construccion SA                                  273,583    3,689,539       0.1%
    Masisa SA                                                    16,263,125    1,054,749       0.0%
    Multiexport Foods SA                                          3,856,325    1,675,830       0.0%
    Parque Arauco SA                                              7,008,665   18,285,264       0.3%
    PAZ Corp. SA                                                  1,298,993    1,450,303       0.0%
    Ripley Corp. SA                                               9,264,270    6,719,559       0.1%
    Salfacorp SA                                                  2,536,777    2,926,941       0.0%
    Sigdo Koppers SA                                                787,777    1,129,566       0.0%
    Sociedad Matriz SAAM SA                                      35,318,203    3,464,655       0.1%
    Socovesa SA                                                   2,895,998    1,257,264       0.0%
    Sonda SA                                                      2,403,460    4,098,442       0.1%
    Vina Concha y Toro SA                                         5,149,937    8,302,521       0.1%
                                                                            ------------       ---
TOTAL CHILE                                                                  109,548,996       1.7%
                                                                            ------------       ---
CHINA -- (15.1%)
*   21Vianet Group, Inc. ADR                                        392,158    2,121,575       0.0%
    361 Degrees International, Ltd.                               5,552,000    1,867,479       0.0%
*   3SBio, Inc.                                                   2,535,000    3,380,772       0.1%
#*  500.com, Ltd. Class A ADR                                       133,502    1,736,861       0.0%
#*  51job, Inc. ADR                                                  70,751    2,900,083       0.1%
*   A8 New Media Group, Ltd.                                      1,612,000      111,782       0.0%
    Agile Group Holdings, Ltd.                                   13,027,500   11,643,733       0.2%
    Ajisen China Holdings, Ltd.                                   4,156,000    1,836,318       0.0%
    AMVIG Holdings, Ltd.                                          2,508,000      837,588       0.0%
    Anhui Expressway Co., Ltd. Class H                            2,770,000    2,193,340       0.0%
#*  Anton Oilfield Services Group                                10,586,000    1,153,833       0.0%
*   Anxin-China Holdings, Ltd.                                   16,347,000      151,736       0.0%
*   Art Group Holdings, Ltd.                                        320,000       30,444       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
CHINA -- (Continued)
#   Asia Cement China Holdings Corp.                              2,769,000 $  896,852       0.0%
#*  Asian Citrus Holdings, Ltd.                                   2,314,000     66,936       0.0%
#   Ausnutria Dairy Corp., Ltd.                                      63,000     25,247       0.0%
#*  AVIC International Holding HK, Ltd.                          16,786,000    948,356       0.0%
    AVIC International Holdings, Ltd. Class H                     1,960,000  1,037,422       0.0%
#   AviChina Industry & Technology Co., Ltd. Class H              7,176,000  4,784,092       0.1%
    BAIOO Family Interactive, Ltd.                                2,618,000    275,323       0.0%
    Bank of Chongqing Co., Ltd. Class H                           2,259,500  1,888,498       0.0%
    Bank of Zhengzhou Co., Ltd. Class H                              14,000      8,960       0.0%
*   Baofeng Modern International Holdings Co., Ltd.                 234,000     26,173       0.0%
#*  Baoxin Auto Group, Ltd.                                       1,292,992    597,722       0.0%
    Baoye Group Co., Ltd. Class H                                 1,758,000  1,297,354       0.0%
    Beijing Capital International Airport Co., Ltd. Class H         676,000    953,658       0.0%
    Beijing Capital Land, Ltd. Class H                            8,706,500  4,226,592       0.1%
#*  Beijing Enterprises Environment Group, Ltd.                     114,000     20,933       0.0%
#*  Beijing Enterprises Medical & Health Group, Ltd.             15,060,000  1,121,981       0.0%
    Beijing Jingneng Clean Energy Co., Ltd. Class H              10,226,000  3,099,457       0.1%
#   Beijing North Star Co., Ltd. Class H                          6,368,000  2,461,733       0.1%
#*  Beijing Properties Holdings, Ltd.                             6,310,000    328,364       0.0%
    Beijing Urban Construction Design & Development Group Co.,
      Ltd. Class H                                                1,651,000  1,005,293       0.0%
    Best Pacific International Holdings, Ltd.                     1,874,000  1,645,596       0.0%
    Besunyen Holdings Co., Ltd.                                   1,155,000     86,086       0.0%
    Billion Industrial Holdings, Ltd.                                64,000     44,746       0.0%
#*  Biostime International Holdings, Ltd.                         1,486,500  4,819,173       0.1%
#*  Bitauto Holdings, Ltd. ADR                                      184,229  5,401,594       0.1%
#   Bloomage Biotechnology Corp., Ltd.                            1,077,500  1,827,244       0.0%
#*  Boer Power Holdings, Ltd.                                     2,893,000    984,554       0.0%
    Bosideng International Holdings, Ltd.                        20,196,000  1,634,122       0.0%
#*  Boyaa Interactive International, Ltd.                         2,020,000  1,026,674       0.0%
*   Brilliant Circle Holdings International, Ltd.                   250,000     42,384       0.0%
#   BYD Electronic International Co., Ltd.                        4,498,315  6,865,739       0.1%
    C C Land Holdings, Ltd.                                      14,555,015  3,720,699       0.1%
#*  C.banner International Holdings, Ltd.                         3,315,000  1,243,756       0.0%
    Cabbeen Fashion, Ltd.                                         1,419,000    486,447       0.0%
#   Canvest Environmental Protection Group Co., Ltd.              4,729,000  2,698,067       0.1%
#*  Capital Environment Holdings, Ltd.                            4,004,000    116,865       0.0%
#*  CAR, Inc.                                                     4,736,000  4,465,768       0.1%
    Carrianna Group Holdings Co., Ltd.                            1,855,257    190,740       0.0%
    CECEP COSTIN New Materials Group, Ltd.                        4,494,000    129,995       0.0%
    Central China Real Estate, Ltd.                               5,511,626  1,352,201       0.0%
#   Central China Securities Co., Ltd. Class H                    6,685,000  3,544,284       0.1%
    Century Sunshine Group Holdings, Ltd.                        12,725,000    465,688       0.0%
#*  CGN Meiya Power Holdings Co., Ltd.                            7,694,000  1,135,576       0.0%
    Changshouhua Food Co., Ltd.                                   1,773,000    902,708       0.0%
*   Changyou.com, Ltd. ADR                                           66,905  2,184,448       0.0%
    Chaowei Power Holdings, Ltd.                                  4,397,000  2,800,411       0.1%
*   Cheetah Mobile, Inc. ADR                                        205,689  2,167,962       0.0%
*   Chigo Holding, Ltd.                                          20,666,000    302,627       0.0%
#   China Aerospace International Holdings, Ltd.                 17,454,500  2,398,396       0.0%
*   China Agri-Industries Holdings, Ltd.                         14,885,800  7,362,999       0.1%
#   China All Access Holdings, Ltd.                               5,636,000  1,592,824       0.0%
    China Aluminum Cans Holdings, Ltd.                              432,000     72,777       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
*   China Animal Healthcare, Ltd.                                 3,671,000 $   460,152       0.0%
#   China Animation Characters Co., Ltd.                          2,575,000   1,079,587       0.0%
    China Aoyuan Property Group, Ltd.                             8,711,000   2,664,424       0.1%
    China BlueChemical, Ltd. Class H                             11,684,000   3,361,874       0.1%
*   China Chengtong Development Group, Ltd.                         536,000      33,370       0.0%
*   China City Infrastructure Group, Ltd.                         1,220,000      89,478       0.0%
*   China City Railway Transportation Technology Holdings Co.,
      Ltd.                                                          940,000     183,466       0.0%
    China Communications Services Corp., Ltd. Class H            12,984,000   7,388,841       0.1%
*   China Datang Corp. Renewable Power Co., Ltd. Class H         14,673,000   1,488,920       0.0%
*   China Daye Non-Ferrous Metals Mining, Ltd.                    4,610,000      67,519       0.0%
#   China Dongxiang Group Co., Ltd.                              22,139,985   4,210,626       0.1%
#*  China Dynamics Holdings, Ltd.                                 9,490,000     302,430       0.0%
#   China Electronics Corp. Holdings Co., Ltd.                    3,084,000     578,140       0.0%
    China Electronics Optics Valley Union Holding Co., Ltd.       4,896,000     458,903       0.0%
*   China Energine International Holdings, Ltd.                   4,206,000     426,359       0.0%
    China Everbright, Ltd.                                        6,106,000  13,948,773       0.2%
*   China Fiber Optic Network System Group, Ltd.                  9,639,999     650,652       0.0%
    China Financial Services Holdings, Ltd.                       7,014,000     666,980       0.0%
*   China Fire Safety Enterprise Group, Ltd.                      1,575,000      78,868       0.0%
    China Foods, Ltd.                                             7,410,000   2,854,189       0.1%
    China Fordoo Holdings, Ltd.                                     776,000     776,917       0.0%
*   China Glass Holdings, Ltd.                                    4,632,000     518,562       0.0%
*   China Grand Pharmaceutical and Healthcare Holdings, Ltd.
      Class A                                                     1,020,000     279,153       0.0%
    China Greenfresh Group Co., Ltd.                              1,201,000     518,516       0.0%
#   China Greenland Broad Greenstate Group Co., Ltd.              5,344,000   1,134,397       0.0%
#*  China Hanking Holdings, Ltd.                                  3,659,000     587,595       0.0%
#   China Harmony New Energy Auto Holding, Ltd.                   5,579,000   2,084,904       0.0%
*   China High Precision Automation Group, Ltd.                   1,289,000      37,908       0.0%
#   China High Speed Transmission Equipment Group Co., Ltd.       2,210,000   2,146,737       0.0%
*   China Huiyuan Juice Group, Ltd.                               4,929,500   1,764,713       0.0%
*   China International Capital Corp., Ltd. Class H               2,022,400   2,988,261       0.1%
*   China ITS Holdings Co., Ltd.                                  3,835,412     369,690       0.0%
    China Jinmao Holdings Group, Ltd.                            27,318,300   8,836,114       0.1%
    China Lesso Group Holdings, Ltd.                              7,387,000   5,881,301       0.1%
    China Lilang, Ltd.                                            3,347,000   2,105,522       0.0%
*   China Longevity Group Co., Ltd.                               1,076,350      35,563       0.0%
#*  China LotSynergy Holdings, Ltd.                              27,340,000     822,128       0.0%
    China Machinery Engineering Corp. Class H                     6,490,000   4,862,594       0.1%
#   China Maple Leaf Educational Systems, Ltd.                    3,824,000   3,339,810       0.1%
#   China Medical System Holdings, Ltd.                           5,350,500   9,234,962       0.2%
    China Meidong Auto Holdings, Ltd.                               572,000     117,621       0.0%
    China Merchants Land, Ltd.                                    9,922,000   1,834,963       0.0%
    China National Building Material Co., Ltd. Class H           19,622,000  13,043,664       0.2%
    China National Materials Co., Ltd. Class H                    8,021,000   2,841,127       0.1%
*   China New Town Development Co., Ltd.                         11,720,648     579,561       0.0%
#   China NT Pharma Group Co., Ltd.                               4,739,000   1,040,367       0.0%
#*  China Ocean Resources Co., Ltd.                                 537,630     472,476       0.0%
*   China Oceanwide Holdings, Ltd.                                2,198,000     217,520       0.0%
*   China Oil & Gas Group, Ltd.                                  32,738,000   2,396,151       0.0%
*   China Outfitters Holdings, Ltd.                                  24,000         833       0.0%
*   China Overseas Grand Oceans Group, Ltd.                       7,390,500   3,785,425       0.1%
#   China Overseas Property Holdings, Ltd.                        6,715,000   1,172,228       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
CHINA -- (Continued)
*   China Packaging Holdings Development, Ltd.                    4,540,000 $1,329,595       0.0%
#   China Pioneer Pharma Holdings, Ltd.                           2,285,000    852,370       0.0%
    China Power International Development, Ltd.                  20,304,000  7,563,816       0.1%
#   China Power New Energy Development Co., Ltd.                  3,760,499  2,298,890       0.0%
*   China Properties Group, Ltd.                                  2,640,000    587,042       0.0%
#*  China Rare Earth Holdings, Ltd.                               8,648,799    621,458       0.0%
    China Resources Cement Holdings, Ltd.                        12,528,000  6,849,724       0.1%
#*  China Resources Phoenix Healthcare Holdings Co., Ltd.         3,464,000  4,444,702       0.1%
*   China Ruifeng Renewable Energy Holdings, Ltd.                 5,192,000    500,232       0.0%
    China Sanjiang Fine Chemicals Co., Ltd.                       3,773,000  1,210,093       0.0%
    China SCE Property Holdings, Ltd.                            10,431,200  3,953,091       0.1%
#*  China Shanshui Cement Group, Ltd.                            11,268,000    738,080       0.0%
#*  China Shengmu Organic Milk, Ltd.                              6,816,000  1,427,648       0.0%
    China Shineway Pharmaceutical Group, Ltd.                     2,378,200  2,876,003       0.1%
#   China Silver Group, Ltd.                                      6,436,000  1,184,444       0.0%
#   China Singyes Solar Technologies Holdings, Ltd.               4,032,040  1,884,550       0.0%
#   China South City Holdings, Ltd.                              21,742,000  4,245,649       0.1%
*   China Starch Holdings, Ltd.                                   6,705,000    228,133       0.0%
    China Sunshine Paper Holdings Co., Ltd.                         421,000     81,109       0.0%
    China Suntien Green Energy Corp., Ltd. Class H               10,975,000  2,339,037       0.0%
*   China Taifeng Beddings Holdings, Ltd.                         1,336,000     34,781       0.0%
#   China Tian Lun Gas Holdings, Ltd.                             1,095,000    641,489       0.0%
#   China Traditional Chinese Medicine Holdings Co., Ltd.        12,590,000  7,371,125       0.1%
#   China Travel International Investment Hong Kong, Ltd.        15,263,900  4,412,018       0.1%
*   China Vanadium Titano - Magnetite Mining Co., Ltd.            3,680,000    122,828       0.0%
    China Vast Industrial Urban Development Co., Ltd.               225,000     83,293       0.0%
    China Water Affairs Group, Ltd.                               6,844,000  4,573,174       0.1%
#*  China Water Industry Group, Ltd.                              6,624,000  1,497,818       0.0%
*   China Wood Optimization Holding, Ltd.                         1,980,000    559,463       0.0%
    China XLX Fertiliser, Ltd.                                      114,000     30,010       0.0%
#*  China Yurun Food Group, Ltd.                                 10,561,000  1,587,823       0.0%
#   China ZhengTong Auto Services Holdings, Ltd.                  6,284,000  3,450,725       0.1%
#   China Zhongwang Holdings, Ltd.                                9,611,200  4,357,010       0.1%
#*  Chinasoft International, Ltd.                                15,102,000  9,069,265       0.2%
*   Chinese People Holdings Co., Ltd.                             1,855,709     24,087       0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H              7,968,000  1,033,416       0.0%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.    2,662,000    375,974       0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                    144,000     36,794       0.0%
    CIFI Holdings Group Co., Ltd.                                19,426,000  7,013,350       0.1%
#   CIMC Enric Holdings, Ltd.                                     5,278,000  3,075,993       0.1%
*   CITIC Dameng Holdings, Ltd.                                   4,868,000    259,340       0.0%
#*  CITIC Resources Holdings, Ltd.                               17,098,600  2,063,696       0.0%
#   Citychamp Watch & Jewellery Group, Ltd.                      11,676,000  2,594,267       0.1%
    Clear Media, Ltd.                                               347,000    379,082       0.0%
*   Coastal Greenland, Ltd.                                       5,286,000    161,141       0.0%
#*  Cogobuy Group                                                 3,644,000  5,240,011       0.1%
#   Colour Life Services Group Co., Ltd.                          1,642,000    969,459       0.0%
    Comba Telecom Systems Holdings, Ltd.                         10,317,338  1,510,295       0.0%
*   Comtec Solar Systems Group, Ltd.                              4,958,000    207,083       0.0%
    Concord New Energy Group, Ltd.                               30,744,964  1,460,352       0.0%
    Consun Pharmaceutical Group, Ltd.                             2,282,000  1,544,590       0.0%
#*  Coolpad Group, Ltd.                                          21,444,800  1,985,030       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
#   COSCO SHIPPING Energy Transportation Co., Ltd. Class H        7,192,000 $ 3,927,118       0.1%
#   COSCO SHIPPING International Hong Kong Co., Ltd.              3,007,000   1,290,431       0.0%
    COSCO SHIPPING Ports, Ltd.                                    5,305,172   5,808,261       0.1%
*   Coslight Technology International Group Co., Ltd.               866,000     442,827       0.0%
#   Cosmo Lady China Holdings Co., Ltd.                           3,712,000   1,101,619       0.0%
    CP Pokphand Co., Ltd.                                        41,806,594   3,594,974       0.1%
    CPMC Holdings, Ltd.                                           2,810,000   1,556,549       0.0%
    CRCC High-Tech Equipment Corp., Ltd. Class H                  1,855,000     883,917       0.0%
#   CT Environmental Group, Ltd.                                 14,380,000   2,678,991       0.1%
*   Da Ming International Holdings, Ltd.                            862,000     342,103       0.0%
*   DaChan Food Asia, Ltd.                                        1,523,955     137,287       0.0%
    Dah Chong Hong Holdings, Ltd.                                 5,784,000   2,497,300       0.1%
#   Dalian Port PDA Co., Ltd. Class H                             2,640,400     468,034       0.0%
*   Daphne International Holdings, Ltd.                           7,022,000     693,197       0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                        3,074,943   1,801,000       0.0%
#*  DBA Telecommunication Asia Holdings, Ltd.                     2,108,000      17,778       0.0%
#*  Differ Group Holding Co., Ltd.                                6,460,000     588,929       0.0%
#*  Digital China Holdings, Ltd.                                  6,937,800   5,705,846       0.1%
#   Dongfang Electric Corp., Ltd. Class H                         1,700,000   1,498,411       0.0%
    Dongjiang Environmental Co., Ltd. Class H                       529,975     877,001       0.0%
*   Dongyue Group, Ltd.                                           7,432,000     245,461       0.0%
    Dragon Crown Group Holdings, Ltd.                                62,000      12,054       0.0%
#   Dynagreen Environmental Protection Group Co., Ltd. Class H    2,678,000   1,533,840       0.0%
#*  Dynasty Fine Wines Group, Ltd.                                1,614,000      56,025       0.0%
#*  eHi Car Services, Ltd. Sponsored ADR                             95,331     964,750       0.0%
    Embry Holdings, Ltd.                                            473,000     202,549       0.0%
    Essex Bio-technology, Ltd.                                       40,000      22,019       0.0%
    EVA Precision Industrial Holdings, Ltd.                       5,978,435     990,500       0.0%
*   EverChina International Holdings Co., Ltd.                   13,120,000     409,761       0.0%
*   Evergreen International Holdings, Ltd.                        1,208,000     117,102       0.0%
*   Extrawell Pharmaceutical Holdings, Ltd.                       1,337,921      40,055       0.0%
    Fantasia Holdings Group Co., Ltd.                            13,662,000   2,140,306       0.0%
    Far East Horizon, Ltd.                                       10,622,000   9,771,029       0.2%
#   Feiyu Technology International Co., Ltd.                      1,636,500     243,777       0.0%
    First Tractor Co., Ltd. Class H                                 965,176     520,341       0.0%
*   Forgame Holdings, Ltd.                                          107,100     136,379       0.0%
    Freetech Road Recycling Technology Holdings, Ltd.             2,164,000     211,302       0.0%
    Fu Shou Yuan International Group, Ltd.                        5,805,000   3,707,360       0.1%
#   Fufeng Group, Ltd.                                            7,458,600   5,097,246       0.1%
#*  Fuguiniao Co., Ltd. Class H                                   2,430,200     454,588       0.0%
#   Future Land Development Holdings, Ltd.                       11,872,000   3,504,991       0.1%
#*  GCL-Poly Energy Holdings, Ltd.                               81,674,000   9,858,221       0.2%
    Gemdale Properties & Investment Corp., Ltd.                   7,214,000     500,086       0.0%
*   Glorious Property Holdings, Ltd.                             18,035,501   2,085,508       0.0%
    Goldbond Group Holdings, Ltd.                                   210,000       6,205       0.0%
#   Golden Eagle Retail Group, Ltd.                               3,432,000   5,226,702       0.1%
    Golden Throat Holdings Group Co., Ltd.                          721,500     235,514       0.0%
    Goldlion Holdings, Ltd.                                       1,705,962     725,989       0.0%
#   Goldpac Group, Ltd.                                           2,261,000     856,633       0.0%
#   GOME Electrical Appliances Holding, Ltd.                     84,442,000  11,500,726       0.2%
    Good Friend International Holdings, Inc.                        398,667     110,550       0.0%
#   Goodbaby International Holdings, Ltd.                         6,226,000   2,808,017       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    Greatview Aseptic Packaging Co., Ltd.                         6,825,000 $ 3,533,557       0.1%
#*  Greenland Hong Kong Holdings, Ltd.                            6,801,000   2,192,930       0.0%
#*  Greentown China Holdings, Ltd.                                5,689,148   5,465,559       0.1%
*   Guangdong Land Holdings, Ltd.                                 4,600,800   1,034,783       0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H             1,103,000     796,635       0.0%
    Guangzhou R&F Properties Co., Ltd. Class H                    1,736,400   2,922,650       0.1%
*   Guodian Technology & Environment Group Corp., Ltd. Class H    4,696,000     319,870       0.0%
    Guolian Securities Co., Ltd. Class H                          1,090,500     589,781       0.0%
#   Guorui Properties, Ltd.                                       1,087,000     322,579       0.0%
*   Haichang Ocean Park Holdings, Ltd.                            5,153,000   1,105,822       0.0%
    Haitian International Holdings, Ltd.                          4,300,000  10,529,980       0.2%
*   Hanergy Thin Film Power Group, Ltd.                          17,084,000      83,595       0.0%
    Harbin Bank Co., Ltd. Class H                                   791,000     233,695       0.0%
    Harbin Electric Co., Ltd. Class H                             4,455,413   2,723,033       0.1%
#   Harmonicare Medical Holdings, Ltd.                            1,411,000     743,075       0.0%
#*  HC International, Inc.                                          424,000     374,884       0.0%
    Henderson Investment, Ltd.                                    1,326,000     114,150       0.0%
*   Hengdeli Holdings, Ltd.                                      17,269,399   2,107,152       0.0%
*   Hengshi Mining Investments, Ltd.                              1,085,000     298,256       0.0%
*   Hi Sun Technology China, Ltd.                                 9,624,000   1,618,063       0.0%
*   Hidili Industry International Development, Ltd.               1,329,339      55,543       0.0%
#   Hilong Holding, Ltd.                                          4,847,000   1,057,136       0.0%
*   HKC Holdings, Ltd.                                              870,577     594,972       0.0%
#*  HNA Holding Group Co., Ltd.                                  17,430,000     615,708       0.0%
    HNA Infrastructure Co., Ltd. Class H                            616,000     515,270       0.0%
*   Honghua Group, Ltd.                                          14,879,000   1,508,628       0.0%
    Honworld Group, Ltd.                                            774,000     414,596       0.0%
    Hopefluent Group Holdings, Ltd.                               1,397,670     421,934       0.0%
    Hopewell Highway Infrastructure, Ltd.                         4,163,000   2,406,142       0.0%
    Hopson Development Holdings, Ltd.                             4,514,000   4,298,396       0.1%
#   HOSA International, Ltd.                                      4,668,000   1,469,419       0.0%
#*  Hua Han Health Industry Holdings, Ltd.                       25,871,698     661,232       0.0%
    Hua Hong Semiconductor, Ltd.                                  1,850,000   2,622,953       0.1%
#   Huadian Fuxin Energy Corp., Ltd. Class H                     16,248,000   3,756,037       0.1%
*   Huajun Holdings, Ltd.                                           112,000       8,491       0.0%
    Huaneng Renewables Corp., Ltd. Class H                       25,108,000   8,764,489       0.1%
    Huazhang Technology Holding, Ltd.                               388,000     120,717       0.0%
#*  Huiyin Smart Community Co., Ltd.                              2,206,000     167,254       0.0%
    Hydoo International Holding, Ltd.                             1,884,000     188,543       0.0%
#*  IMAX China Holding, Inc.                                        652,600   3,068,859       0.1%
#   Inner Mongolia Yitai Coal Co., Ltd. Class H                     105,000      97,684       0.0%
    Inspur International, Ltd.                                    2,286,000     472,839       0.0%
#   Intime Retail Group Co., Ltd.                                 9,442,000  11,944,925       0.2%
*   InvesTech Holdings, Ltd.                                      1,417,000      86,524       0.0%
#   Jiangnan Group, Ltd.                                         10,334,000   1,327,497       0.0%
*   Jinchuan Group International Resources Co., Ltd.              1,941,000     221,620       0.0%
#*  JinkoSolar Holding Co., Ltd. ADR                                129,908   2,252,605       0.0%
#   Joy City Property, Ltd.                                      12,094,000   1,894,722       0.0%
    Ju Teng International Holdings, Ltd.                          5,448,000   2,007,619       0.0%
    K Wah International Holdings, Ltd.                            3,817,000   2,422,142       0.1%
*   Kai Yuan Holdings, Ltd.                                      13,400,000     146,165       0.0%
#*  Kaisa Group Holdings, Ltd.                                    9,828,000   2,943,971       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    Kangda International Environmental Co., Ltd.                  4,054,000 $   942,178       0.0%
*   Kasen International Holdings, Ltd.                            4,399,000     774,872       0.0%
    Kingboard Chemical Holdings, Ltd.                             4,301,921  15,493,603       0.3%
    Kingboard Laminates Holdings, Ltd.                            5,858,500   7,060,931       0.1%
#*  Kingdee International Software Group Co., Ltd.               15,099,200   6,357,591       0.1%
    Kingsoft Corp., Ltd.                                          2,044,000   5,825,878       0.1%
#*  Ko Yo Chemical Group, Ltd.                                    4,280,000     113,316       0.0%
#   Koradior Holdings, Ltd.                                       1,008,000   1,078,048       0.0%
    KWG Property Holding, Ltd.                                   10,848,950   8,195,403       0.1%
#*  Labixiaoxin Snacks Group, Ltd.                                1,729,000     100,117       0.0%
    Lai Fung Holdings, Ltd.                                      29,583,012     821,255       0.0%
    Le Saunda Holdings, Ltd.                                      2,049,799     456,116       0.0%
    Lee & Man Chemical Co., Ltd.                                    998,785     488,015       0.0%
    Lee & Man Paper Manufacturing, Ltd.                          11,129,000   8,714,067       0.1%
#   Lee's Pharmaceutical Holdings, Ltd.                           1,351,000   1,330,658       0.0%
    Leoch International Technology, Ltd.                            953,000     235,182       0.0%
#*  Leyou Technologies Holdings, Ltd.                             9,420,000   1,933,715       0.0%
*   Li Ning Co., Ltd.                                             7,184,500   4,720,550       0.1%
#*  Lianhua Supermarket Holdings Co., Ltd. Class H                2,474,600   1,061,407       0.0%
#*  Lifestyle China Group, Ltd.                                     834,000     269,004       0.0%
#*  Lifetech Scientific Corp.                                    14,844,000   3,794,082       0.1%
    Livzon Pharmaceutical Group, Inc. Class H                       511,180   3,221,409       0.1%
#   Logan Property Holdings Co., Ltd.                             8,548,000   4,894,420       0.1%
*   LongiTech Smart Energy Holding, Ltd.                            461,000     166,613       0.0%
    Lonking Holdings, Ltd.                                       15,371,000   4,299,657       0.1%
*   Loudong General Nice Resources China Holdings, Ltd.           1,818,140      92,329       0.0%
#   Luye Pharma Group, Ltd.                                      11,040,000   6,668,047       0.1%
#   LVGEM China Real Estate Investment Co., Ltd.                  1,212,000     311,364       0.0%
#*  Maanshan Iron & Steel Co., Ltd. Class H                      13,224,000   4,462,736       0.1%
*   Maoye International Holdings, Ltd.                            8,664,000     924,207       0.0%
*   Microport Scientific Corp.                                    2,580,000   1,806,779       0.0%
*   MIE Holdings Corp.                                            2,264,000     215,060       0.0%
    MIN XIN Holdings, Ltd.                                          800,000     646,373       0.0%
*   Mingfa Group International Co., Ltd.                          7,108,000     274,146       0.0%
*   Mingyuan Medicare Development Co., Ltd.                       6,950,000      38,510       0.0%
    Minmetals Land, Ltd.                                          8,128,000     991,410       0.0%
    Minth Group, Ltd.                                             3,963,000  14,706,962       0.2%
#*  MMG, Ltd.                                                    19,842,999   6,775,485       0.1%
    MOBI Development Co., Ltd.                                    1,014,000     166,694       0.0%
    Modern Land China Co., Ltd.                                   2,390,000     390,338       0.0%
#*  Munsun Capital Group, Ltd.                                   44,302,318     421,611       0.0%
#*  National Agricultural Holdings, Ltd.                          3,714,000     568,200       0.0%
    Nature Home Holding Co., Ltd.                                   520,000      70,135       0.0%
#   NetDragon Websoft Holdings, Ltd.                                108,044     313,491       0.0%
*   New World Department Store China, Ltd.                        3,567,462     535,581       0.0%
    Nexteer Automotive Group, Ltd.                                5,120,000   7,972,531       0.1%
    Nine Dragons Paper Holdings, Ltd.                             3,111,000   3,355,101       0.1%
#*  Noah Holdings, Ltd. ADR                                         118,604   2,991,193       0.1%
#*  North Mining Shares Co., Ltd.                                78,870,000   1,600,498       0.0%
#*  NQ Mobile, Inc. Class A ADR                                     357,903   1,349,294       0.0%
#   NVC Lighting Holdings, Ltd.                                   7,392,000     835,246       0.0%
*   O-Net Technologies Group, Ltd.                                1,589,000   1,075,499       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
CHINA -- (Continued)
#*  Ourgame International Holdings, Ltd.                           1,574,000 $   567,291       0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                      1,750,183     698,212       0.0%
#*  Ozner Water International Holding, Ltd.                        1,831,000     458,335       0.0%
#   Pacific Online, Ltd.                                           3,033,365     728,627       0.0%
#   Parkson Retail Group, Ltd.                                     8,319,500   1,046,833       0.0%
#   PAX Global Technology, Ltd.                                    5,592,000   3,453,616       0.1%
*   Phoenix New Media, Ltd. ADR                                       60,274     210,356       0.0%
#   Phoenix Satellite Television Holdings, Ltd.                    8,296,000   1,417,352       0.0%
*   Ping An Securities Group Holdings, Ltd.                       21,300,000     199,520       0.0%
*   Ping Shan Tea Group, Ltd.                                      1,332,000       4,285       0.0%
#   Poly Culture Group Corp., Ltd. Class H                           464,600   1,224,333       0.0%
#*  Poly Property Group Co., Ltd.                                 16,591,000   6,797,668       0.1%
#   Pou Sheng International Holdings, Ltd.                        14,373,806   3,066,284       0.1%
    Powerlong Real Estate Holdings, Ltd.                           9,846,000   4,644,407       0.1%
*   Prosperity International Holdings HK, Ltd.                    11,620,000     181,932       0.0%
#*  PW Medtech Group, Ltd.                                         4,922,000   1,162,552       0.0%
*   Q Technology Group Co., Ltd.                                   2,653,000   2,252,602       0.0%
#   Qingdao Port International Co., Ltd. Class H                   2,033,000   1,082,272       0.0%
    Qingling Motors Co., Ltd. Class H                              3,376,000   1,114,920       0.0%
#   Qinhuangdao Port Co., Ltd. Class H                             3,065,500     925,796       0.0%
*   Qunxing Paper Holdings Co., Ltd.                                 669,913      32,555       0.0%
*   Real Gold Mining, Ltd.                                           300,500      10,160       0.0%
    Real Nutriceutical Group, Ltd.                                 6,045,000     352,875       0.0%
    Red Star Macalline Group Corp., Ltd. Class H                   1,790,600   1,909,380       0.0%
#*  Redco Properties Group, Ltd.                                   5,476,000   2,147,306       0.0%
#*  Renhe Commercial Holdings Co., Ltd.                          122,603,000   3,133,392       0.1%
#*  REXLot Holdings, Ltd.                                         59,701,502     890,017       0.0%
    Road King Infrastructure, Ltd.                                 2,044,000   3,031,036       0.1%
#*  Ronshine China Holdings, Ltd.                                    230,000     203,423       0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.          7,290,000   1,422,937       0.0%
*   Scud Group, Ltd.                                               1,876,000      47,031       0.0%
#   Seaspan Corp.                                                    314,373   2,213,186       0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H                 1,886,000   2,167,270       0.0%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H       11,716,000   8,537,850       0.1%
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H                 576,000     508,101       0.0%
#   Shanghai Dasheng Agricultural Finance Technology Co., Ltd.
      Class H                                                     12,064,000   1,194,684       0.0%
#*  Shanghai Fudan Microelectronics Group Co., Ltd. Class H          812,000     617,435       0.0%
#   Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.
      Class H                                                      1,490,000   1,205,650       0.0%
    Shanghai Haohai Biological Technology Co., Ltd. Class H           56,300     310,331       0.0%
    Shanghai Industrial Holdings, Ltd.                             3,333,000  10,544,432       0.2%
#   Shanghai Industrial Urban Development Group, Ltd.             12,052,000   2,599,198       0.1%
#   Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                      7,870,000   2,294,324       0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                     5,106,000     983,297       0.0%
*   Shanghai Zendai Property, Ltd.                                11,305,000     169,791       0.0%
    Sheen Tai Holdings Grp Co., Ltd.                               2,482,000     213,870       0.0%
*   Shengli Oil & Gas Pipe Holdings, Ltd.                          2,272,500      93,429       0.0%
    Shenguan Holdings Group, Ltd.                                  7,256,000     531,108       0.0%
    Shenzhen Expressway Co., Ltd. Class H                          4,428,400   4,033,144       0.1%
    Shenzhen International Holdings, Ltd.                          7,292,722  12,242,025       0.2%
    Shenzhen Investment, Ltd.                                     22,596,874  10,240,301       0.2%
    Shimao Property Holdings, Ltd.                                    28,000      44,941       0.0%
*   Shougang Concord International Enterprises Co., Ltd.          21,936,000     695,657       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    Shougang Fushan Resources Group, Ltd.                        18,634,000 $ 3,422,783       0.1%
    Shui On Land, Ltd.                                           27,605,643   6,134,789       0.1%
#*  Shunfeng International Clean Energy, Ltd.                     9,212,000     567,542       0.0%
    Sichuan Expressway Co., Ltd. Class H                          5,366,000   2,352,474       0.0%
#   Sihuan Pharmaceutical Holdings Group, Ltd.                   26,984,000  11,991,715       0.2%
*   Silver Grant International Industries, Ltd.                   4,814,000     741,748       0.0%
#*  Silverman Holdings, Ltd.                                      2,410,000     325,123       0.0%
*   SIM Technology Group, Ltd.                                    1,050,000      51,251       0.0%
#*  Sino Oil And Gas Holdings, Ltd.                              70,712,766   1,707,448       0.0%
*   Sino-I Technology, Ltd.                                       3,950,000      53,747       0.0%
    Sino-Ocean Group Holdings, Ltd.                               8,853,500   4,318,882       0.1%
#   Sinofert Holdings, Ltd.                                      15,347,327   2,049,147       0.0%
*   Sinolink Worldwide Holdings, Ltd.                            13,204,800   1,425,092       0.0%
#   SinoMedia Holding, Ltd.                                       1,126,000     248,582       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                   4,169,500   4,074,244       0.1%
    Sinopec Kantons Holdings, Ltd.                                5,380,000   2,742,414       0.1%
#   Sinosoft Technology Group, Ltd.                               3,937,599   1,243,368       0.0%
#*  Sinotrans Shipping, Ltd.                                      6,035,086   1,356,314       0.0%
    Sinotrans, Ltd. Class H                                      13,221,000   5,907,417       0.1%
    Sinotruk Hong Kong, Ltd.                                      4,704,000   3,266,911       0.1%
*   Skyfame Realty Holdings, Ltd.                                 5,698,000     709,243       0.0%
#   Skyworth Digital Holdings, Ltd.                              12,675,628   7,354,959       0.1%
#   SMI Holdings Group, Ltd.                                     30,992,066   2,705,775       0.1%
    SOHO China, Ltd.                                             15,316,500   8,345,500       0.1%
*   Sohu.com, Inc.                                                  178,018   6,907,098       0.1%
*   Sound Global, Ltd.                                              494,000     123,500       0.0%
#*  Sparkle Roll Group, Ltd.                                      5,168,000     372,205       0.0%
    Springland International Holdings, Ltd.                       4,798,000     863,349       0.0%
#*  SPT Energy Group, Inc.                                        4,970,000     369,652       0.0%
*   SRE Group, Ltd.                                              29,292,346     707,312       0.0%
    SSY Group, Ltd.                                              14,361,152   5,552,281       0.1%
    Suchuang Gas Corp., Ltd.                                         40,000      12,235       0.0%
    Sun King Power Electronics Group                              2,696,000     619,823       0.0%
#   Sunac China Holdings, Ltd.                                   15,053,000  19,604,450       0.3%
    Sunshine 100 China Holdings, Ltd.                               130,000      50,252       0.0%
    Symphony Holdings, Ltd.                                       6,730,000     605,286       0.0%
#*  Tarena International, Inc. ADR                                  208,968   3,888,894       0.1%
#*  Taung Gold International, Ltd.                               20,430,000     194,124       0.0%
    TCC International Holdings, Ltd.                             10,264,647   4,693,175       0.1%
#*  TCL Multimedia Technology Holdings, Ltd.                      3,700,510   1,828,899       0.0%
*   Tech Pro Technology Development, Ltd.                        37,022,000     618,456       0.0%
#   Technovator International, Ltd.                               3,480,000   1,317,670       0.0%
    Tenfu Cayman Holdings Co., Ltd.                                 216,000      63,806       0.0%
#   Tenwow International Holdings, Ltd.                           3,672,000     764,226       0.0%
    Texhong Textile Group, Ltd.                                   2,011,500   2,435,862       0.1%
*   Tian An China Investment Co., Ltd.                            1,383,000   1,117,366       0.0%
    Tian Shan Development Holdings, Ltd.                          1,742,000     676,140       0.0%
    Tiande Chemical Holdings, Ltd.                                  224,000      61,597       0.0%
    Tiangong International Co., Ltd.                              9,414,000     930,808       0.0%
    Tianjin Capital Environmental Protection Group Co., Ltd.
      Class H                                                     2,718,000   1,845,975       0.0%
    Tianjin Development Holdings, Ltd.                            4,024,000   2,516,080       0.1%
    Tianjin Port Development Holdings, Ltd.                      12,860,800   2,263,391       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
CHINA -- (Continued)
#   Tianneng Power International, Ltd.                            5,322,048 $4,662,856       0.1%
    Tianyi Summi Holdings, Ltd.                                   4,716,000    666,450       0.0%
    Tibet Water Resources, Ltd.                                  11,257,000  4,712,107       0.1%
    Time Watch Investments, Ltd.                                  1,456,000    170,377       0.0%
    Tomson Group, Ltd.                                            1,353,229    718,475       0.0%
    Tong Ren Tang Technologies Co., Ltd. Class H                  4,173,000  7,031,353       0.1%
#   Tongda Group Holdings, Ltd.                                  23,530,000  9,212,582       0.2%
    Tonly Electronics Holdings, Ltd.                                431,176    275,465       0.0%
    Top Spring International Holdings, Ltd.                         383,000    127,980       0.0%
*   Tou Rong Chang Fu Group, Ltd.                                 6,180,000    124,512       0.0%
#   Towngas China Co., Ltd.                                       7,079,000  4,230,002       0.1%
    TPV Technology, Ltd.                                          5,127,964  1,402,355       0.0%
#   Trigiant Group, Ltd.                                          3,684,000    582,249       0.0%
*   Trony Solar Holdings Co., Ltd.                                1,757,000     26,654       0.0%
#   Truly International Holdings, Ltd.                            8,919,573  3,024,135       0.1%
    Uni-President China Holdings, Ltd.                            8,064,000  5,665,645       0.1%
#*  United Energy Group, Ltd.                                    36,492,900  1,405,003       0.0%
*   United Photovoltaics Group, Ltd.                              2,158,000    335,240       0.0%
*   Universal Health International Group Holding, Ltd.            8,086,000    258,750       0.0%
#   Universal Medical Financial & Technical Advisory Services
      Co., Ltd.                                                   4,408,500  3,770,891       0.1%
#*  V1 Group, Ltd.                                               17,317,600    533,571       0.0%
#   Vinda International Holdings, Ltd.                              623,000  1,264,518       0.0%
    Wanguo International Mining Group, Ltd.                         154,000     37,320       0.0%
#   Wasion Group Holdings, Ltd.                                   3,802,000  1,849,934       0.0%
    Weiqiao Textile Co. Class H                                   2,668,000  1,913,959       0.0%
    Welling Holding, Ltd.                                         7,140,000  1,604,585       0.0%
*   West China Cement, Ltd.                                      17,434,000  2,620,870       0.1%
*   Wisdom Sports Group                                             772,000    160,647       0.0%
*   Wuzhou International Holdings, Ltd.                           6,418,000    635,287       0.0%
    Xiabuxiabu Catering Management China Holdings Co., Ltd.         110,000     93,626       0.0%
    Xiamen International Port Co., Ltd. Class H                   7,366,000  1,465,235       0.0%
#*  Xinchen China Power Holdings, Ltd.                            2,667,000    431,283       0.0%
    Xingda International Holdings, Ltd.                           6,074,000  2,432,907       0.1%
    Xingfa Aluminium Holdings, Ltd.                                 239,000    111,234       0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H        2,708,103  2,403,325       0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H             5,021,598    612,019       0.0%
#   Xinyi Solar Holdings, Ltd.                                   16,548,000  5,164,590       0.1%
*   Xiwang Special Steel Co., Ltd.                                  123,000     18,003       0.0%
#   XTEP International Holdings, Ltd.                             5,462,000  2,175,124       0.0%
*   Yanchang Petroleum International, Ltd.                       30,720,000    717,812       0.0%
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co.
    Class H                                                       1,018,000  2,131,972       0.0%
#   Yashili International Holdings, Ltd.                          3,500,000    610,906       0.0%
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd.
    Class H                                                         100,600    220,045       0.0%
    Yida China Holdings, Ltd.                                     1,148,000    273,101       0.0%
#   Yingde Gases Group Co., Ltd.                                  1,054,368    806,803       0.0%
    Yip's Chemical Holdings, Ltd.                                 1,886,000    847,781       0.0%
#*  Yirendai, Ltd. ADR                                              182,892  4,564,984       0.1%
*   Youyuan International Holdings, Ltd.                          2,937,070    822,929       0.0%
*   Yuanda China Holdings, Ltd.                                  12,884,000    313,799       0.0%
*   YuanShengTai Dairy Farm, Ltd.                                 5,185,000    299,526       0.0%
    Yuexiu Property Co., Ltd.                                    54,806,284  9,290,572       0.2%
#   Yuexiu Transport Infrastructure, Ltd.                         4,354,018  3,355,205       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
CHINA -- (Continued)
    Yunnan Water Investment Co., Ltd. Class H                       923,000 $      446,816       0.0%
    Yuzhou Properties Co., Ltd.                                  11,092,120      5,057,189       0.1%
*   YY, Inc. ADR                                                    220,940     10,819,432       0.2%
#   Zhaojin Mining Industry Co., Ltd. Class H                     5,788,000      5,065,596       0.1%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H       1,581,000        984,877       0.0%
*   Zhong An Real Estate, Ltd.                                    6,952,400        589,593       0.0%
#   Zhongsheng Group Holdings, Ltd.                               4,471,500      6,304,220       0.1%
    Zhuhai Holdings Investment Group, Ltd.                        1,028,000        161,123       0.0%
    Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                       979,400        464,031       0.0%
                                                                            --------------      ----
TOTAL CHINA                                                                  1,054,306,808      16.2%
                                                                            --------------      ----
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                              993,596      5,146,976       0.1%
    Bolsa de Valores de Colombia                                 29,054,344        237,017       0.0%
    Celsia SA ESP                                                 1,312,389      1,998,472       0.0%
*   Cemex Latam Holdings SA                                         951,995      3,475,332       0.1%
    Constructora Conconcreto SA                                     293,150        100,141       0.0%
    Corp. Financiera Colombiana SA                                   33,478        321,356       0.0%
*   Empresa de Telecomunicaciones de Bogota                       3,257,689        708,675       0.0%
    Mineros SA                                                      102,961         90,992       0.0%
*   Odinsa SA                                                        19,092         56,783       0.0%
                                                                            --------------      ----
TOTAL COLOMBIA                                                                  12,135,744       0.2%
                                                                            --------------      ----
GREECE -- (0.3%)
    Aegean Airlines SA                                              207,860      1,787,026       0.1%
    Athens Water Supply & Sewage Co. SA (The)                       125,722        725,936       0.0%
    Bank of Greece                                                  142,242      1,782,869       0.0%
*   Ellaktor SA                                                     892,229      1,426,822       0.0%
*   Fourlis Holdings SA                                             278,982      1,458,323       0.0%
*   GEK Terna Holding Real Estate Construction SA                   475,188      1,479,329       0.0%
    Hellenic Exchanges - Athens Stock Exchange SA                   467,404      2,472,722       0.1%
*   Iaso SA                                                         282,999        179,378       0.0%
*   Intracom Holdings SA                                            664,642        303,785       0.0%
*   Intralot SA-Integrated Lottery Systems & Services               860,664      1,161,149       0.0%
*   Lamda Development SA                                             92,510        467,594       0.0%
*   Marfin Investment Group Holdings SA                           5,645,881      1,071,444       0.0%
    Metka Industrial - Construction SA                              182,647      1,391,725       0.0%
*   Mytilineos Holdings SA                                          339,544      2,552,254       0.1%
    Piraeus Port Authority SA                                        42,172        597,851       0.0%
    Sarantis SA                                                      93,848      1,182,274       0.0%
    Terna Energy SA                                                 257,713        869,660       0.0%
                                                                            --------------      ----
TOTAL GREECE                                                                    20,910,141       0.3%
                                                                            --------------      ----
HONG KONG -- (0.0%)
    Dan Form Holdings Co., Ltd.                                     179,790         57,785       0.0%
    Samson Holding, Ltd.                                          1,874,000        146,755       0.0%
    SITC International Holdings Co., Ltd.                           352,000        252,146       0.0%
                                                                            --------------      ----
TOTAL HONG KONG                                                                    456,686       0.0%
                                                                            --------------      ----
HUNGARY -- (0.1%)
#*  FHB Mortgage Bank P.L.C.                                         27,009         49,884       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
HUNGARY -- (Continued)
    Magyar Telekom Telecommunications P.L.C.                     2,401,107 $4,015,317       0.1%
    Richter Gedeon Nyrt                                             84,933  2,056,757       0.0%
                                                                           ----------       ---
TOTAL HUNGARY                                                               6,121,958       0.1%
                                                                           ----------       ---
INDIA -- (14.1%)
*   3M India, Ltd.                                                   6,495  1,171,768       0.0%
*   8K Miles Software Services, Ltd.                                29,405    253,836       0.0%
    Aarti Drugs, Ltd.                                                1,105     10,037       0.0%
    Aarti Industries                                               203,996  2,781,215       0.1%
*   Aban Offshore, Ltd.                                            137,519    479,443       0.0%
    Abbott India, Ltd.                                               2,923    199,634       0.0%
    Accelya Kale Solutions, Ltd.                                     3,300     76,370       0.0%
    Adani Enterprises, Ltd.                                      1,642,031  2,779,926       0.1%
*   Adani Power, Ltd.                                            6,769,452  3,485,392       0.1%
*   Adani Transmissions, Ltd.                                      516,761    627,630       0.0%
*   Aditya Birla Fashion and Retail, Ltd.                          149,001    398,439       0.0%
    Aditya Birla Nuvo, Ltd.                                        186,075  4,800,112       0.1%
    Aegis Logistics, Ltd.                                          998,719  3,001,451       0.1%
    Agro Tech Foods, Ltd.                                           62,964    525,738       0.0%
*   Ahluwalia Contracts India Ltd.                                  11,251     61,915       0.0%
    AIA Engineering, Ltd.                                          240,532  5,691,679       0.1%
    Ajanta Pharma, Ltd.                                            234,509  5,988,421       0.1%
    Akzo Nobel India, Ltd.                                          76,588  2,339,491       0.0%
    Alembic Pharmaceuticals, Ltd.                                  553,210  5,244,825       0.1%
    Alembic, Ltd.                                                  624,014    466,133       0.0%
*   Allahabad Bank                                               1,121,891  1,438,091       0.0%
    Allcargo Logistics, Ltd.                                       442,806  1,304,040       0.0%
*   Alok Industries, Ltd.                                        1,282,757     60,745       0.0%
    Amara Raja Batteries, Ltd.                                     215,430  2,980,057       0.1%
*   Amtek Auto, Ltd.                                               217,501    132,682       0.0%
    Anant Raj, Ltd.                                                396,539    380,130       0.0%
    Andhra Bank                                                  1,312,648  1,405,335       0.0%
    Apar Industries, Ltd.                                          100,504  1,262,449       0.0%
    APL Apollo Tubes, Ltd.                                           9,383    214,495       0.0%
    Apollo Hospitals Enterprise, Ltd.                               91,149  1,746,388       0.0%
    Apollo Tyres, Ltd.                                           2,214,640  8,428,228       0.1%
*   Arvind SmartSpaces, Ltd.                                        73,251    119,590       0.0%
    Arvind, Ltd.                                                 1,590,261  9,864,204       0.2%
    Asahi India Glass, Ltd.                                        451,301  1,505,351       0.0%
    Ashiana Housing, Ltd.                                           34,342    119,041       0.0%
    Ashok Leyland, Ltd.                                            987,355  1,317,226       0.0%
    Ashoka Buildcon, Ltd.                                          247,132    754,695       0.0%
    Astral Polytechnik, Ltd.                                        58,408    503,486       0.0%
*   AstraZeneca Pharma India, Ltd.                                   1,697     25,635       0.0%
    Atul, Ltd.                                                      81,520  3,089,615       0.1%
    Automotive Axles, Ltd.                                          11,656    127,739       0.0%
    Bajaj Corp., Ltd.                                              393,652  2,410,776       0.0%
    Bajaj Electricals, Ltd.                                        287,101  1,570,387       0.0%
*   Bajaj Hindusthan Sugar, Ltd.                                 2,708,567    700,437       0.0%
    Bajaj Holdings & Investment, Ltd.                              121,535  3,989,729       0.1%
    Balkrishna Industries, Ltd.                                    275,926  6,542,330       0.1%
*   Ballarpur Industries, Ltd.                                   1,005,483    298,264       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Balmer Lawrie & Co., Ltd.                                      453,776 $ 1,669,354       0.0%
    Balrampur Chini Mills, Ltd.                                  1,284,176   3,249,324       0.1%
    Banco Products India, Ltd.                                      29,803     105,622       0.0%
*   Bank of India                                                1,787,393   5,143,767       0.1%
*   Bank Of Maharashtra                                            754,510     425,735       0.0%
    Bannari Amman Sugars, Ltd.                                      14,297     441,768       0.0%
    BASF India, Ltd.                                                85,005   1,726,533       0.0%
    Bata India, Ltd.                                               261,464   2,364,822       0.0%
    BEML, Ltd.                                                     125,426   2,730,097       0.1%
    Berger Paints India, Ltd.                                    2,580,429  10,474,813       0.2%
*   BF Utilities, Ltd.                                              80,023     568,682       0.0%
*   Bharat Financial Inclusion, Ltd.                               367,223   4,588,539       0.1%
    Bharat Forge, Ltd.                                              51,692     913,357       0.0%
    Biocon, Ltd.                                                   543,633   9,382,510       0.2%
    Birla Corp., Ltd.                                              163,576   1,962,882       0.0%
    Bliss Gvs Pharma, Ltd.                                          94,686     249,590       0.0%
    Blue Dart Express, Ltd.                                         33,643   2,570,102       0.0%
    Blue Star, Ltd.                                                261,620   2,820,094       0.1%
    Bodal Chemicals, Ltd.                                          172,573     414,704       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                        737,242     991,786       0.0%
    Brigade Enterprises, Ltd.                                      196,245     746,693       0.0%
    Camlin Fine Sciences, Ltd.                                      14,841      21,263       0.0%
    Can Fin Homes, Ltd.                                             42,798   1,742,227       0.0%
*   Canara Bank                                                    675,656   3,756,972       0.1%
    Capital First, Ltd.                                            134,812   1,594,803       0.0%
    Caplin Point Laboratories, Ltd.                                 63,983     391,412       0.0%
    Carborundum Universal, Ltd.                                    352,966   1,601,002       0.0%
    Castrol India, Ltd.                                            143,098     975,236       0.0%
    CCL Products India, Ltd.                                       398,664   2,103,924       0.0%
    Ceat, Ltd.                                                     201,811   4,860,641       0.1%
    Century Plyboards India, Ltd.                                  552,367   2,222,524       0.0%
    Century Textiles & Industries, Ltd.                            290,073   5,104,668       0.1%
    Cera Sanitaryware, Ltd.                                         12,835     624,206       0.0%
    CESC, Ltd.                                                     705,054  10,361,294       0.2%
*   CG Power and Industrial Solutions, Ltd.                      3,403,119   4,163,547       0.1%
    Chambal Fertilizers and Chemicals, Ltd.                      1,130,592   1,761,772       0.0%
    Chennai Petroleum Corp., Ltd.                                  372,595   2,196,770       0.0%
    Chennai Super Kings Cricket, Ltd.                            1,658,632      10,878       0.0%
    Cholamandalam Investment and Finance Co., Ltd.                 204,067   3,521,578       0.1%
*   Cigniti Technologies, Ltd.                                       1,895       9,507       0.0%
    City Union Bank, Ltd.                                          994,775   2,548,390       0.0%
    Clariant Chemicals India, Ltd.                                  64,107     676,012       0.0%
*   Coffee Day Enterprises, Ltd.                                    17,561      68,243       0.0%
    Coromandel International, Ltd.                                 571,426   3,069,417       0.1%
*   Corp. Bank                                                   1,348,710   1,228,804       0.0%
    Cox & Kings, Ltd.                                              741,911   2,617,872       0.1%
    Credit Analysis & Research, Ltd.                                94,207   2,311,985       0.0%
    CRISIL, Ltd.                                                    86,676   2,642,466       0.1%
*   Crompton Greaves Consumer Electricals, Ltd.                  3,425,286  11,715,861       0.2%
    Cummins India, Ltd.                                                367       5,703       0.0%
    Cyient, Ltd.                                                   395,004   3,376,889       0.1%
    Dalmia Bharat Sugar & Industries, Ltd.                          80,558     221,911       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Dalmia Bharat, Ltd.                                            140,913 $ 4,751,193       0.1%
    DB Corp., Ltd.                                                 109,339     646,244       0.0%
*   DB Realty, Ltd.                                                658,917     481,980       0.0%
*   DCB Bank, Ltd.                                               1,821,734   5,203,896       0.1%
    DCM Shriram, Ltd.                                              283,397   1,559,032       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                242,420   1,009,691       0.0%
    Deepak Nitrite, Ltd.                                            76,000     162,836       0.0%
    Delta Corp., Ltd.                                              915,205   2,293,898       0.0%
*   DEN Networks, Ltd.                                             450,304     668,147       0.0%
*   Dena Bank                                                    1,251,365     862,543       0.0%
    Dewan Housing Finance Corp., Ltd.                            1,079,698   7,182,485       0.1%
    Dhanuka Agritech, Ltd.                                          28,950     406,653       0.0%
*   Dish TV India, Ltd.                                          4,183,291   6,155,374       0.1%
    Dishman Pharmaceuticals & Chemicals, Ltd.                      853,143   4,108,763       0.1%
    DLF, Ltd.                                                      364,025   1,051,154       0.0%
    Dr Lal PathLabs, Ltd.                                            4,929      73,817       0.0%
*   Dynamatic Technologies, Ltd.                                     8,983     376,592       0.0%
    eClerx Services, Ltd.                                          142,822   2,911,595       0.1%
    Edelweiss Financial Services, Ltd.                           2,290,520   5,981,974       0.1%
    EID Parry India, Ltd.                                          594,246   2,776,281       0.1%
    EIH, Ltd.                                                      984,494   2,032,829       0.0%
    Electrosteel Castings, Ltd.                                    607,641     343,579       0.0%
    Elgi Equipments, Ltd.                                          280,158     890,472       0.0%
    Emami, Ltd.                                                     12,892     211,669       0.0%
    Engineers India, Ltd.                                        1,682,930   4,357,549       0.1%
    Entertainment Network India, Ltd.                               66,108     833,902       0.0%
*   Eros International Media, Ltd.                                 222,553     749,610       0.0%
    Escorts, Ltd.                                                  715,425   6,092,682       0.1%
    Essel Propack, Ltd.                                            483,540   1,925,736       0.0%
    Eveready Industries India, Ltd.                                259,833   1,250,975       0.0%
    Exide Industries, Ltd.                                       2,252,320   8,064,491       0.1%
    FAG Bearings India, Ltd.                                        35,472   2,676,757       0.1%
    FDC, Ltd.                                                      466,632   1,439,626       0.0%
    Federal Bank, Ltd.                                           8,408,191  14,100,583       0.2%
*   Federal-Mogul Goetze India, Ltd.                                75,557     705,008       0.0%
    FIEM Industries, Ltd.                                           13,997     221,563       0.0%
    Finolex Cables, Ltd.                                           767,545   6,245,140       0.1%
    Finolex Industries, Ltd.                                       368,384   3,324,422       0.1%
*   Firstsource Solutions, Ltd.                                  1,861,967   1,253,555       0.0%
*   Fortis Healthcare, Ltd.                                        618,638   2,119,611       0.0%
*   Future Consumer, Ltd.                                        2,972,865   1,487,428       0.0%
    Future Enterprises, Ltd.                                       983,154     481,136       0.0%
*   Future Retail Ltd.                                             983,154   4,757,239       0.1%
    Gabriel India, Ltd.                                            509,096     977,289       0.0%
    Garware Wall Ropes, Ltd.                                         7,584      88,697       0.0%
    Gateway Distriparks, Ltd.                                      659,108   2,736,058       0.1%
    Gati, Ltd.                                                     273,618     575,528       0.0%
    Gayatri Projects, Ltd.                                         130,809     319,179       0.0%
*   GE Power India, Ltd.                                           180,403   1,863,899       0.0%
    GE T&D India, Ltd.                                             130,959     698,823       0.0%
    Genus Power Infrastructures, Ltd.                               38,419      23,555       0.0%
    GHCL, Ltd.                                                     283,360   1,146,545       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
INDIA -- (Continued)
    GIC Housing Finance, Ltd.                                        77,845 $  606,263       0.0%
    Gillette India, Ltd.                                             17,155  1,150,247       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.                           746     59,453       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.                             2,899    112,566       0.0%
*   GMR Infrastructure, Ltd.                                     15,924,296  4,268,699       0.1%
    GOCL Corp., Ltd.                                                 76,450    491,245       0.0%
    Godfrey Phillips India, Ltd.                                     63,011  1,158,343       0.0%
    Godrej Industries, Ltd.                                         422,968  3,504,859       0.1%
*   Godrej Properties, Ltd.                                         530,157  3,840,588       0.1%
    Granules India, Ltd.                                            680,083  1,608,688       0.0%
    Graphite India, Ltd.                                            397,865    766,769       0.0%
    Great Eastern Shipping Co., Ltd. (The)                          537,661  3,672,130       0.1%
    Greaves Cotton, Ltd.                                            738,365  1,986,067       0.0%
    Greenply Industries, Ltd.                                        69,197    301,244       0.0%
    Grindwell Norton, Ltd.                                           53,021    318,317       0.0%
    Gruh Finance, Ltd.                                              598,718  3,712,783       0.1%
    Gujarat Alkalies & Chemicals, Ltd.                              194,312  1,412,686       0.0%
*   Gujarat Ambuja Exports, Ltd.                                     36,931     75,488       0.0%
    Gujarat Fluorochemicals, Ltd.                                   224,424  2,692,888       0.1%
    Gujarat Gas, Ltd.                                               319,983  4,193,811       0.1%
    Gujarat Industries Power Co., Ltd.                              137,931    232,500       0.0%
    Gujarat Mineral Development Corp., Ltd.                         803,287  1,554,587       0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.            266,808  1,250,237       0.0%
    Gujarat Pipavav Port, Ltd.                                    1,038,829  2,583,187       0.1%
    Gujarat State Fertilizers & Chemicals, Ltd.                     969,096  1,941,886       0.0%
    Gujarat State Petronet, Ltd.                                  1,518,170  4,270,613       0.1%
    Gulf Oil Lubricants India, Ltd.                                  81,055    961,099       0.0%
*   GVK Power & Infrastructure, Ltd.                              5,289,365    513,271       0.0%
*   Hathway Cable & Datacom, Ltd.                                 2,072,655  1,403,581       0.0%
    Hatsun Agro Products, Ltd.                                        8,866     85,153       0.0%
*   HCL Infosystems, Ltd.                                           602,621    531,504       0.0%
    HCL Technologies, Ltd.                                           23,034    292,142       0.0%
*   HEG, Ltd.                                                        36,273    176,165       0.0%
*   HeidelbergCement India, Ltd.                                    632,326  1,347,149       0.0%
    Heritage Foods, Ltd.                                             15,362    285,196       0.0%
    Hexaware Technologies, Ltd.                                   1,401,864  5,033,308       0.1%
    Hikal, Ltd.                                                     115,702    381,334       0.0%
*   Himachal Futuristic Communications, Ltd.                      4,767,799  1,140,570       0.0%
    Himadri Speciality Chemical, Ltd.                               286,568    249,271       0.0%
    Himatsingka Seide, Ltd.                                         239,389  1,261,288       0.0%
    Hinduja Global Solutions, Ltd.                                   17,423    150,333       0.0%
    Hinduja Ventures, Ltd.                                           27,826    216,781       0.0%
*   Hindustan Construction Co., Ltd.                              3,553,749  2,573,896       0.1%
    Hindustan Media Ventures, Ltd.                                   22,234    100,130       0.0%
    Honda SIEL Power Products, Ltd.                                   2,618     59,589       0.0%
    Honeywell Automation India, Ltd.                                 13,522  2,303,257       0.0%
*   Housing Development & Infrastructure, Ltd.                    3,064,118  4,317,159       0.1%
    HSIL, Ltd.                                                      238,038  1,254,570       0.0%
    HT Media, Ltd.                                                  550,399    702,642       0.0%
    Huhtamaki PPL, Ltd.                                             126,615    539,432       0.0%
    ICRA, Ltd.                                                        2,834    185,077       0.0%
*   IDBI Bank, Ltd.                                               4,310,788  5,222,228       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
INDIA -- (Continued)
*   IFB Industries, Ltd.                                             36,259 $   371,176       0.0%
*   IFCI, Ltd.                                                    5,221,683   2,573,321       0.1%
    Igarashi Motors India, Ltd.                                      11,050     138,821       0.0%
    IIFL Holdings, Ltd.                                           1,532,495  11,384,136       0.2%
    IL&FS Transportation Networks, Ltd.                             807,052   1,432,968       0.0%
    India Cements, Ltd. (The)                                     1,763,985   5,935,109       0.1%
*   Indiabulls Real Estate, Ltd.                                  1,742,204   4,043,535       0.1%
    Indiabulls Ventures, Ltd.                                       143,027     244,716       0.0%
    Indian Bank                                                     742,128   3,678,830       0.1%
    Indian Hotels Co., Ltd.                                       2,977,271   5,935,335       0.1%
    Indian Hume Pipe Co., Ltd.                                       14,706      90,764       0.0%
    Indian Metals & Ferro Alloys, Ltd.                                3,388      30,634       0.0%
*   Indian Overseas Bank                                          2,002,490     897,480       0.0%
    Indo Count Industries, Ltd.                                     397,532   1,274,847       0.0%
    Indoco Remedies, Ltd.                                           292,200   1,031,814       0.0%
    Indraprastha Gas, Ltd.                                          235,051   3,858,195       0.1%
    INEOS Styrolution India, Ltd.                                    23,441     268,023       0.0%
    Ingersoll-Rand India, Ltd.                                       86,228   1,202,570       0.0%
*   Inox Leisure, Ltd.                                              364,062   1,686,483       0.0%
*   Inox Wind, Ltd.                                                 123,201     374,734       0.0%
*   Intellect Design Arena, Ltd.                                    270,440     542,514       0.0%
*   International Paper APPM, Ltd.                                   15,578      87,543       0.0%
*   Ipca Laboratories, Ltd.                                         375,952   3,474,909       0.1%
    IRB Infrastructure Developers, Ltd.                           1,582,858   6,411,536       0.1%
*   ITD Cementation India, Ltd.                                     287,640     848,682       0.0%
    J Kumar Infraprojects, Ltd.                                      28,792     128,774       0.0%
*   Jagran Prakashan, Ltd.                                          805,706   2,451,037       0.0%
    Jai Corp., Ltd.                                                 104,735     147,076       0.0%
    Jain Irrigation Systems, Ltd.                                 3,123,477   5,424,741       0.1%
*   Jaiprakash Associates, Ltd.                                  10,389,053   2,222,677       0.0%
*   Jaiprakash Power Ventures, Ltd.                               7,837,751     589,681       0.0%
    Jammu & Kashmir Bank, Ltd. (The)                              2,109,565   2,649,867       0.1%
    Jamna Auto Industries, Ltd.                                     127,311     473,028       0.0%
*   Jaypee Infratech, Ltd.                                        3,812,775     890,540       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                            232,209   1,194,025       0.0%
    JBF Industries, Ltd.                                            256,841   1,157,997       0.0%
*   Jet Airways India, Ltd.                                         153,849   1,243,086       0.0%
    Jindal Poly Films, Ltd.                                         130,599     920,051       0.0%
    Jindal Saw, Ltd.                                              1,136,957   1,423,118       0.0%
*   Jindal Stainless Hisar, Ltd.                                    170,942     364,273       0.0%
*   Jindal Steel & Power, Ltd.                                    3,202,653   5,659,896       0.1%
*   JITF Infralogistics, Ltd.                                        91,395      97,036       0.0%
    JK Cement, Ltd.                                                 190,349   2,928,591       0.1%
    JK Lakshmi Cement, Ltd.                                         357,229   2,586,452       0.1%
    JK Tyre & Industries, Ltd.                                      617,706   1,593,700       0.0%
    JM Financial, Ltd.                                            2,268,631   4,092,592       0.1%
    Johnson Controls-Hitachi Air Conditioning India, Ltd.            66,126   1,843,967       0.0%
    JSW Energy, Ltd.                                              2,850,755   2,974,987       0.1%
*   JSW Holdings, Ltd.                                               22,564     552,433       0.0%
    Jubilant Foodworks, Ltd.                                        306,433   4,967,659       0.1%
    Jubilant Life Sciences, Ltd.                                    505,015   6,035,663       0.1%
*   Just Dial, Ltd.                                                 283,534   2,213,840       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
INDIA -- (Continued)
    Jyothy Laboratories, Ltd.                                      424,388 $2,624,078       0.1%
    Kajaria Ceramics, Ltd.                                         663,898  6,874,850       0.1%
    Kalpataru Power Transmission, Ltd.                             452,177  2,481,506       0.0%
*   Kalyani Steels, Ltd.                                            86,667    502,425       0.0%
    Kansai Nerolac Paints, Ltd.                                    474,998  2,906,519       0.1%
    Karnataka Bank, Ltd. (The)                                   1,577,699  4,033,195       0.1%
    Karur Vysya Bank, Ltd. (The)                                 2,359,560  4,358,331       0.1%
*   Kaveri Seed Co., Ltd.                                          205,478  1,805,672       0.0%
*   KAYA, Ltd.                                                       6,469     82,469       0.0%
    KCP, Ltd.                                                      160,409    324,559       0.0%
    KEC International, Ltd.                                        766,919  2,622,905       0.1%
    KEI Industries, Ltd.                                            86,756    291,815       0.0%
*   Kesoram Industries, Ltd.                                       211,137    546,174       0.0%
    Kewal Kiran Clothing, Ltd.                                       1,598     43,843       0.0%
    Kirloskar Brothers, Ltd.                                        38,311    168,185       0.0%
    Kirloskar Oil Engines, Ltd.                                    247,750  1,503,369       0.0%
    Kitex Garments, Ltd.                                            61,482    468,001       0.0%
    KNR Constructions, Ltd.                                         51,786    159,830       0.0%
    Kolte-Patil Developers, Ltd.                                    31,126     90,129       0.0%
    KPIT Technologies, Ltd.                                      1,237,641  2,468,140       0.0%
    KPR Mill, Ltd.                                                  59,921    682,748       0.0%
    KRBL, Ltd.                                                     532,161  3,641,586       0.1%
    KSB Pumps, Ltd.                                                 52,540    572,139       0.0%
    Kwality, Ltd.                                                  169,362    397,454       0.0%
    L&T Finance Holdings, Ltd.                                   3,576,203  7,106,857       0.1%
    LA Opala RG, Ltd.                                               41,491    354,590       0.0%
    Lakshmi Machine Works, Ltd.                                     26,586  1,924,719       0.0%
    Lakshmi Vilas Bank, Ltd. (The)                                 578,090  1,677,620       0.0%
*   Lanco Infratech, Ltd.                                        5,107,406    277,913       0.0%
    Linde India, Ltd.                                               20,227    144,296       0.0%
    Magma Fincorp, Ltd.                                             79,915    144,663       0.0%
    Maharashtra Seamless, Ltd.                                     210,955  1,146,553       0.0%
    Mahindra & Mahindra Financial Services, Ltd.                 1,158,004  6,052,358       0.1%
*   Mahindra CIE Automotive, Ltd.                                  198,352    748,505       0.0%
    Mahindra Holidays & Resorts India, Ltd.                        244,745  1,710,966       0.0%
    Mahindra Lifespace Developers, Ltd.(  )                         30,715    211,037       0.0%
    Mahindra Lifespace Developers, Ltd.(6238258)                   122,860    845,798       0.0%
*   Majesco, Ltd.                                                   47,137    262,903       0.0%
    Man Infraconstruction, Ltd.                                    133,203    123,030       0.0%
    Manappuram Finance, Ltd.                                     2,743,178  3,985,235       0.1%
*   Mangalore Refinery & Petrochemicals, Ltd.                    1,709,073  3,547,095       0.1%
    Marksans Pharma, Ltd.                                          747,546    606,640       0.0%
    Max Financial Services, Ltd.                                   402,918  4,122,104       0.1%
*   MAX India, Ltd.                                                960,513  2,358,350       0.0%
*   Max Ventures & Industries, Ltd.                                 22,445     36,519       0.0%
    Mayur Uniquoters, Ltd.                                          30,972    191,094       0.0%
    McLeod Russel India, Ltd.                                      504,587  1,489,393       0.0%
    Meghmani Organics, Ltd.                                        161,551    101,692       0.0%
    Merck, Ltd.                                                     46,217    778,916       0.0%
    Minda Corp., Ltd.                                               36,029     63,095       0.0%
    Minda Industries, Ltd.                                          50,672    379,131       0.0%
    MindTree, Ltd.                                                 789,676  5,961,898       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Mirza International, Ltd.                                       37,315 $    62,056       0.0%
    MOIL, Ltd.                                                      99,057     484,596       0.0%
    Monsanto India, Ltd.                                            47,843   1,912,082       0.0%
    Motilal Oswal Financial Services, Ltd.                         106,737   1,398,444       0.0%
    Mphasis, Ltd.                                                  584,169   4,877,540       0.1%
*   MPS, Ltd.                                                       34,169     360,441       0.0%
    MRF, Ltd.                                                        9,818  10,341,054       0.2%
    Muthoot Finance, Ltd.                                          561,867   3,447,600       0.1%
*   Nagarjuna Fertilizers & Chemicals, Ltd.                        568,337     167,371       0.0%
    Natco Pharma, Ltd.                                             566,543   8,126,763       0.1%
    National Aluminium Co., Ltd.                                 3,303,706   3,535,001       0.1%
    Nava Bharat Ventures, Ltd.                                     181,310     420,609       0.0%
    Navin Fluorine International, Ltd.                               7,736     377,171       0.0%
*   Navkar Corp., Ltd.                                               3,995      13,049       0.0%
    Navneet Education, Ltd.                                        722,037   1,890,197       0.0%
    NCC, Ltd.                                                    3,716,431   5,518,069       0.1%
    Nectar Lifesciences, Ltd.                                      229,932     134,449       0.0%
    NESCO, Ltd.                                                     41,255   1,628,116       0.0%
*   Network 18 Media & Investments, Ltd.                           315,927     243,138       0.0%
    Neuland Laboratories, Ltd.                                       8,093     176,251       0.0%
    NIIT Technologies, Ltd.                                        345,231   2,463,521       0.0%
*   NIIT, Ltd.                                                     689,214     856,875       0.0%
    Nilkamal, Ltd.                                                  54,805   1,865,019       0.0%
    NOCIL, Ltd.                                                    285,328     469,188       0.0%
    Oberoi Realty, Ltd.                                            604,036   3,724,220       0.1%
    OCL India, Ltd.                                                 73,065   1,154,562       0.0%
    Omaxe, Ltd.                                                    427,081   1,280,704       0.0%
    OnMobile Global, Ltd.                                          209,843     273,965       0.0%
    Orient Cement Ltd.                                             378,234     993,874       0.0%
    Orient Paper & Industries, Ltd.                                113,249     152,794       0.0%
    Orient Refractories, Ltd.                                       31,620      66,925       0.0%
    Oriental Bank of Commerce                                      588,747   1,548,423       0.0%
    Orissa Minerals Development Co., Ltd.                                1          33       0.0%
    Page Industries, Ltd.                                           32,419   7,285,287       0.1%
*   Parsvnath Developers, Ltd.                                     193,900      49,112       0.0%
    PC Jeweller, Ltd.                                              461,635   3,026,877       0.1%
    Persistent Systems, Ltd.                                       271,838   2,479,966       0.0%
    Pfizer, Ltd.                                                    89,525   2,408,006       0.0%
    Phillips Carbon Black, Ltd.                                     31,199     207,130       0.0%
    Phoenix Mills, Ltd. (The)                                      329,638   2,116,850       0.0%
    PI Industries, Ltd.                                            437,024   5,900,392       0.1%
*   Polaris Consulting & Services, Ltd.                             46,043     145,876       0.0%
    Poly Medicure, Ltd.                                             19,098      82,422       0.0%
    Praj Industries, Ltd.                                          612,609     823,290       0.0%
    Prestige Estates Projects, Ltd.                                628,433   2,304,866       0.0%
*   Prism Cement, Ltd.                                             645,641   1,219,880       0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.                       192      21,955       0.0%
    PTC India Financial Services, Ltd.                           1,650,202   1,188,181       0.0%
    PTC India, Ltd.                                              2,016,402   2,980,603       0.1%
    Puravankara, Ltd.                                              389,976     403,226       0.0%
    PVR, Ltd.                                                      164,101   4,116,551       0.1%
    Radico Khaitan, Ltd.                                           378,681     721,065       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Rain Industries, Ltd.                                        1,039,970 $ 1,819,215       0.0%
    Rajesh Exports, Ltd.                                           234,473   2,241,440       0.0%
    Rallis India, Ltd.                                             554,338   2,087,035       0.0%
    Ramco Cements, Ltd. (The)                                      573,076   6,136,829       0.1%
    Ramco Industries, Ltd.                                         115,344     397,389       0.0%
*   Ramco Systems, Ltd.                                             28,350     177,911       0.0%
    Ramkrishna Forgings, Ltd.                                       14,045     110,174       0.0%
    Rashtriya Chemicals & Fertilizers, Ltd.                        274,978     359,960       0.0%
    Ratnamani Metals & Tubes, Ltd.                                  50,813     637,626       0.0%
*   RattanIndia Power, Ltd.                                      2,705,170     363,451       0.0%
    Raymond, Ltd.                                                  247,409   2,857,802       0.1%
    Redington India, Ltd.                                        1,703,133   3,309,252       0.1%
    Relaxo Footwears, Ltd.                                         101,848     784,917       0.0%
    Reliance Capital, Ltd.                                         983,665  10,153,186       0.2%
*   Reliance Communications, Ltd.                                4,294,802   2,294,910       0.0%
*   Reliance Defence and Engineering, Ltd.                         855,404     866,030       0.0%
    Reliance Infrastructure, Ltd.                                1,046,499   9,673,764       0.2%
*   Reliance Power, Ltd.                                         5,658,237   4,297,271       0.1%
    Repco Home Finance, Ltd.                                       126,392   1,511,481       0.0%
*   Rolta India, Ltd.                                              607,957     572,601       0.0%
*   Ruchi Soya Industries, Ltd.                                    838,664     330,504       0.0%
    Rural Electrification Corp., Ltd.                              216,224     678,984       0.0%
    Sadbhav Engineering, Ltd.                                      381,700   1,982,597       0.0%
    Sangam India, Ltd.                                              15,684      74,573       0.0%
    Sanghvi Movers, Ltd.                                            32,366     132,875       0.0%
    Sanofi India, Ltd.                                              37,717   2,457,516       0.0%
    SH Kelkar & Co., Ltd.                                           20,104     101,281       0.0%
    Sharda Cropchem, Ltd.                                           56,458     437,590       0.0%
    Shemaroo Entertainment, Ltd.                                    14,731      91,515       0.0%
    Shilpa Medicare, Ltd.                                           55,882     623,727       0.0%
    Shilpi Cable Technologies, Ltd.                                134,640     250,030       0.0%
*   Shipping Corp. of India, Ltd.                                  975,179   1,223,129       0.0%
    Shoppers Stop, Ltd.                                             49,648     278,343       0.0%
    Shriram City Union Finance, Ltd.                                23,293     804,170       0.0%
*   Shriram EPC Ltd.                                                 8,140       3,448       0.0%
*   Shyam Century Ferrous, Ltd.                                    137,796      16,969       0.0%
*   Sical Logistics, Ltd.                                           28,973     115,461       0.0%
    Simplex Infrastructures, Ltd.                                  101,949     641,399       0.0%
    Sintex Industries, Ltd.                                      3,697,541   6,517,183       0.1%
*   SITI Networks, Ltd.                                          1,572,632     861,752       0.0%
    Siyaram Silk Mills, Ltd.                                         1,042      27,225       0.0%
    SJVN, Ltd.                                                   3,015,613   1,638,237       0.0%
    SKF India, Ltd.                                                128,777   3,402,483       0.1%
    Skipper, Ltd.                                                   44,292     131,562       0.0%
    SML ISUZU, Ltd.                                                 42,899     883,526       0.0%
    Sobha, Ltd.                                                    382,591   2,204,686       0.0%
    Solar Industries India, Ltd.                                   137,314   1,714,315       0.0%
    Somany Ceramics, Ltd.                                           11,174     128,792       0.0%
    Sona Koyo Steering Systems, Ltd.                               458,162     586,065       0.0%
    Sonata Software, Ltd.                                          341,739     898,839       0.0%
    South Indian Bank, Ltd. (The)                                6,588,178   2,633,265       0.1%
    SREI Infrastructure Finance, Ltd.                            1,205,273   1,704,444       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
INDIA -- (Continued)
    SRF, Ltd.                                                       159,230 $ 4,392,341       0.1%
*   Star Ferro and Cement, Ltd.                                     137,796     300,418       0.0%
    State Bank of India                                             640,412   2,877,579       0.1%
*   Steel Authority of India, Ltd.                                1,324,841   1,242,314       0.0%
    Sterlite Technologies, Ltd.                                   1,319,184   3,000,127       0.1%
    Strides Shasun, Ltd.                                            353,724   5,907,999       0.1%
    Subros, Ltd.                                                     22,174      79,232       0.0%
    Sudarshan Chemical Industries, Ltd.                              59,904     341,195       0.0%
    Sun TV Network, Ltd.                                            549,097   7,853,938       0.1%
    Sundaram Finance, Ltd.                                           56,821   1,412,873       0.0%
    Sundaram-Clayton, Ltd.                                            4,055     272,272       0.0%
    Sundram Fasteners, Ltd.                                         636,974   3,970,754       0.1%
    Sunteck Realty, Ltd.                                             12,641      88,014       0.0%
    Suprajit Engineering, Ltd.                                      118,535     432,973       0.0%
    Supreme Industries, Ltd.                                        309,088   5,196,041       0.1%
    Supreme Petrochem, Ltd.                                         128,092     785,551       0.0%
    Suven Life Sciences, Ltd.                                        90,466     253,754       0.0%
*   Suzlon Energy, Ltd.                                          15,310,443   4,902,288       0.1%
    Swaraj Engines, Ltd.                                             16,802     471,631       0.0%
    Symphony, Ltd.                                                   47,192   1,051,687       0.0%
*   Syndicate Bank                                                1,354,916   1,743,435       0.0%
    Syngene International, Ltd.                                      40,989     331,173       0.0%
    TAKE Solutions, Ltd.                                            380,390     786,872       0.0%
    Tamil Nadu Newsprint & Papers, Ltd.                             173,348     797,684       0.0%
    Tata Chemicals, Ltd.                                            600,945   6,126,698       0.1%
    Tata Communications, Ltd.                                       692,179   7,758,352       0.1%
    Tata Elxsi, Ltd.                                                 78,826   1,854,604       0.0%
    Tata Global Beverages, Ltd.                                   3,071,328   7,298,528       0.1%
    Tata Metaliks, Ltd.                                              12,319     131,033       0.0%
    Tata Power Co., Ltd. (The)                                      859,450   1,132,362       0.0%
    Tata Sponge Iron, Ltd.                                           33,375     427,727       0.0%
*   Tata Teleservices Maharashtra, Ltd.                           4,512,759     579,058       0.0%
    TCI Express, Ltd.                                               123,000     892,029       0.0%
    Techno Electric & Engineering Co., Ltd.                         261,424   1,606,643       0.0%
    Texmaco Rail & Engineering, Ltd.                                364,781     563,219       0.0%
    Thermax, Ltd.                                                   298,807   4,687,643       0.1%
    Thomas Cook India, Ltd.                                          86,261     273,622       0.0%
    Tide Water Oil Co India, Ltd.                                     3,750     354,284       0.0%
    Time Technoplast, Ltd.                                          519,576     919,515       0.0%
    Timken India, Ltd.                                              186,212   2,091,865       0.0%
    Titagarh Wagons, Ltd.                                           471,257     935,068       0.0%
    Torrent Pharmaceuticals, Ltd.                                     3,389      74,429       0.0%
    Torrent Power, Ltd.                                           1,124,547   3,968,001       0.1%
    Transport Corp. of India, Ltd.                                  245,999     927,272       0.0%
    Trent, Ltd.                                                     449,150   1,763,994       0.0%
    Trident, Ltd.                                                   162,117     211,174       0.0%
*   Triveni Engineering & Industries, Ltd.                          320,799     471,232       0.0%
    Triveni Turbine, Ltd.                                           493,737   1,055,603       0.0%
    TTK Prestige, Ltd.                                               36,891   3,581,987       0.1%
    Tube Investments of India, Ltd.                                 521,048   5,460,994       0.1%
*   TV18 Broadcast, Ltd.                                          4,850,693   3,152,686       0.1%
    TVS Motor Co., Ltd.                                           1,601,124  12,289,647       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDIA -- (Continued)
    TVS Srichakra, Ltd.                                               4,221 $    265,545       0.0%
*   UCO Bank                                                      1,375,491      889,055       0.0%
    Uflex, Ltd.                                                     232,965    1,350,808       0.0%
    UFO Moviez India, Ltd.                                           12,448       89,659       0.0%
    Unichem Laboratories, Ltd.                                      348,803    1,486,280       0.0%
*   Union Bank of India                                           1,441,517    3,843,311       0.1%
*   Unitech, Ltd.                                                12,950,453    1,146,038       0.0%
    United Breweries, Ltd.                                           18,324      218,994       0.0%
    UPL, Ltd.                                                       206,926    2,594,404       0.1%
    V-Guard Industries, Ltd.                                      1,371,902    4,062,161       0.1%
    V-Mart Retail, Ltd.                                              18,128      264,263       0.0%
    VA Tech Wabag, Ltd.                                             268,108    2,802,645       0.1%
    Vakrangee, Ltd.                                                 933,077    4,957,517       0.1%
    Vardhman Textiles, Ltd.                                         155,477    3,140,487       0.1%
    Venky's India, Ltd.                                               2,459       47,716       0.0%
    Vesuvius India, Ltd.                                              2,399       45,966       0.0%
*   Videocon Industries, Ltd.                                       981,282    1,582,781       0.0%
*   Vijaya Bank                                                   2,025,328    2,598,678       0.1%
    Vinati Organics, Ltd.                                            35,259      472,237       0.0%
    VIP Industries, Ltd.                                            677,603    2,095,549       0.0%
    Voltas, Ltd.                                                  1,081,133    6,905,401       0.1%
    VRL Logistics, Ltd.                                              55,743      293,167       0.0%
    VST Industries, Ltd.                                             28,145    1,337,617       0.0%
    VST Tillers Tractors, Ltd.                                        4,322      133,937       0.0%
    WABCO India, Ltd.                                                26,081    2,428,782       0.0%
    Welspun Corp., Ltd.                                             803,609    1,031,765       0.0%
*   Welspun Enterprises, Ltd.                                       411,154      599,310       0.0%
    Welspun India, Ltd.                                           2,324,751    3,459,362       0.1%
    West Coast Paper Mills, Ltd.                                     68,653      214,058       0.0%
    Wheels India, Ltd.                                                1,361       27,696       0.0%
*   Whirlpool of India, Ltd.                                         69,139    1,303,062       0.0%
    Wockhardt, Ltd.                                                 192,217    2,144,703       0.0%
    Wonderla Holidays, Ltd.                                          27,759      168,335       0.0%
    Zee Media Corp., Ltd.                                           318,054      187,827       0.0%
    Zensar Technologies, Ltd.                                       121,941    1,637,474       0.0%
*   Zuari Agro Chemicals, Ltd.                                       16,783      108,859       0.0%
    Zydus Wellness, Ltd.                                            108,723    1,469,350       0.0%
                                                                            ------------      ----
TOTAL INDIA                                                                  984,243,634      15.1%
                                                                            ------------      ----
INDONESIA -- (3.0%)
    Ace Hardware Indonesia Tbk PT                                55,652,000    3,904,545       0.1%
    Acset Indonusa Tbk PT                                            65,000       15,898       0.0%
    Adhi Karya Persero Tbk PT                                    17,489,988    2,960,262       0.1%
*   Agung Podomoro Land Tbk PT                                   64,965,800    1,022,641       0.0%
    AKR Corporindo Tbk PT                                         9,517,400    4,831,419       0.1%
*   Alam Sutera Realty Tbk PT                                    96,434,500    2,511,678       0.1%
*   Aneka Tambang Persero Tbk PT                                 89,605,538    4,667,530       0.1%
    Arwana Citramulia Tbk PT                                     29,196,500    1,192,897       0.0%
    Asahimas Flat Glass Tbk PT                                      983,000      499,271       0.0%
    Astra Agro Lestari Tbk PT                                     1,128,200    1,217,979       0.0%
    Astra Graphia Tbk PT                                          2,211,000      314,545       0.0%
*   Asuransi Kresna Mitra Tbk PT                                  2,280,500      101,777       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
INDONESIA -- (Continued)
*   Bakrie and Brothers Tbk PT                                   168,801,300 $   633,211       0.0%
*   Bakrie Telecom Tbk PT                                         74,325,398     278,811       0.0%
*   Bank Artha Graha Internasional Tbk PT                          6,018,100      42,909       0.0%
    Bank Bukopin Tbk                                              38,329,766   1,809,772       0.0%
    Bank Maybank Indonesia Tbk PT                                  4,652,500     118,643       0.0%
*   Bank Pan Indonesia Tbk PT                                     24,277,700   1,665,217       0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          26,803,700   4,035,221       0.1%
    Bank Pembangunan Daerah Jawa Timur Tbk PT                     29,068,900   1,491,728       0.0%
*   Bank Permata Tbk PT                                           22,989,400   1,197,078       0.0%
    Bank Tabungan Negara Persero Tbk PT                           44,537,349   7,668,099       0.1%
    Bank Tabungan Pensiunan Nasional Tbk PT                          149,700      29,313       0.0%
*   Barito Pacific Tbk PT                                         16,170,100   3,818,994       0.1%
    Bekasi Fajar Industrial Estate Tbk PT                         47,637,500   1,056,122       0.0%
*   Benakat Integra Tbk PT                                       133,672,100   1,081,753       0.0%
*   Berau Coal Energy Tbk PT                                      40,089,600      46,243       0.0%
    BISI International Tbk PT                                     15,932,400   2,219,037       0.0%
    Blue Bird Tbk PT                                               1,782,000     523,753       0.0%
*   Bumi Resources Tbk PT                                         70,558,100   2,368,637       0.1%
*   Bumi Teknokultura Unggul Tbk PT                                5,802,100     421,341       0.0%
    Catur Sentosa Adiprana Tbk PT                                  2,970,000     103,342       0.0%
    Ciputra Development Tbk PT                                   107,412,620  10,300,966       0.2%
*   Citra Marga Nusaphala Persada Tbk PT                          18,383,402   1,930,128       0.0%
*   Clipan Finance Indonesia Tbk PT                                1,482,000      33,323       0.0%
*   Darma Henwa Tbk PT                                             4,923,400      24,024       0.0%
*   Delta Dunia Makmur Tbk PT                                     28,612,400   2,361,300       0.1%
    Dharma Satya Nusantara Tbk PT                                  2,071,600      85,516       0.0%
*   Eagle High Plantations Tbk PT                                 92,719,900   2,180,161       0.0%
    Elnusa Tbk PT                                                 35,029,800     991,181       0.0%
*   Energi Mega Persada Tbk PT                                    95,803,500     359,339       0.0%
    Erajaya Swasembada Tbk PT                                     10,697,000     585,408       0.0%
*   Eureka Prima Jakarta Tbk PT                                   15,407,200     114,401       0.0%
*   Ever Shine Textile Tbk PT                                      3,654,640      25,774       0.0%
    Fajar Surya Wisesa Tbk PT                                        808,400     277,015       0.0%
*   Gajah Tunggal Tbk PT                                          13,735,800   1,065,455       0.0%
*   Garuda Indonesia Persero Tbk PT                               38,162,349   1,052,827       0.0%
    Global Mediacom Tbk PT                                        47,256,600   1,894,278       0.0%
*   Hanson International Tbk PT                                  319,301,200   3,324,489       0.1%
*   Harum Energy Tbk PT                                            7,544,900   1,452,953       0.0%
    Hexindo Adiperkasa Tbk PT                                        508,500     167,798       0.0%
    Holcim Indonesia Tbk PT                                        6,836,200     461,426       0.0%
    Impack Pratama Industri Tbk PT                                   169,800      12,166       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                          22,194,700   3,459,339       0.1%
*   Indika Energy Tbk PT                                          11,849,600     799,390       0.0%
    Indo Tambangraya Megah Tbk PT                                  3,117,200   4,469,480       0.1%
    Indomobil Sukses Internasional Tbk PT                             33,000       2,841       0.0%
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT                  15,142,700     635,164       0.0%
*   Inovisi Infracom Tbk PT                                        1,806,467       2,973       0.0%
    Intiland Development Tbk PT                                   62,669,232   2,067,232       0.0%
    Japfa Comfeed Indonesia Tbk PT                                41,464,200   4,554,854       0.1%
    Jaya Real Property Tbk PT                                     10,131,400     684,087       0.0%
*   Kawasan Industri Jababeka Tbk PT                             159,789,579   3,950,488       0.1%
    KMI Wire & Cable Tbk PT                                        7,261,600     337,342       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ----------- ---------- ---------------
INDONESIA -- (Continued)
*   Krakatau Steel Persero Tbk PT                                 31,947,002 $1,387,851       0.0%
*   Kresna Graha Investama Tbk PT                                 34,839,100  1,113,310       0.0%
    Link Net Tbk PT                                                4,419,500  1,789,237       0.0%
*   Lippo Cikarang Tbk PT                                          4,184,900  1,404,036       0.0%
    Lippo Karawaci Tbk PT                                        109,595,500  6,491,188       0.1%
*   Malindo Feedmill Tbk PT                                        7,226,400    661,140       0.0%
    Matahari Putra Prima Tbk PT                                    9,960,328    705,621       0.0%
*   Medco Energi Internasional Tbk PT                             12,921,500  2,895,614       0.1%
    Media Nusantara Citra Tbk PT                                  20,346,900  2,783,118       0.1%
*   Mega Manunggal Property Tbk PT                                 1,096,800     47,748       0.0%
*   Mitra Adiperkasa Tbk PT                                        7,565,100  3,586,095       0.1%
    Mitra Pinasthika Mustika Tbk PT                                4,326,800    292,121       0.0%
*   MNC Investama Tbk PT                                         185,386,600  1,670,377       0.0%
    MNC Land Tbk PT                                                  527,100     53,784       0.0%
*   MNC Sky Vision Tbk PT                                          1,540,200    117,705       0.0%
*   Modernland Realty Tbk PT                                      80,350,600  1,697,950       0.0%
*   Multipolar Tbk PT                                             62,638,500  1,492,755       0.0%
*   Multistrada Arah Sarana Tbk PT                                 6,288,800    109,576       0.0%
    Nippon Indosari Corpindo Tbk PT                               17,696,100  2,175,340       0.0%
*   Nirvana Development Tbk PT                                    16,367,300     96,951       0.0%
*   Nusantara Infrastructure Tbk PT                              116,443,000  1,151,894       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                               1,245,900    118,974       0.0%
*   Pacific Strategic Financial Tbk PT                             7,429,000    199,323       0.0%
    Pakuwon Jati Tbk PT                                           10,159,300    475,064       0.0%
    Pan Brothers Tbk PT                                           24,590,100  1,096,826       0.0%
*   Panin Financial Tbk PT                                       153,147,500  2,685,287       0.1%
    Panin Sekuritas Tbk PT                                            31,500      8,285       0.0%
*   Paninvest Tbk PT                                               8,124,500    518,598       0.0%
    Pembangunan Perumahan Persero Tbk PT                          22,994,014  5,482,032       0.1%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT         30,597,800  3,198,589       0.1%
    PP Properti Tbk PT                                            41,548,000    821,854       0.0%
    Ramayana Lestari Sentosa Tbk PT                               33,963,500  3,245,515       0.1%
    Resource Alam Indonesia Tbk PT                                 2,456,000     79,650       0.0%
    Salim Ivomas Pratama Tbk PT                                   33,084,000  1,573,168       0.0%
    Samindo Resources Tbk PT                                         932,850     59,408       0.0%
    Sampoerna Agro PT                                              6,143,100    977,066       0.0%
    Sawit Sumbermas Sarana Tbk PT                                 18,096,900  2,374,539       0.1%
*   Sekawan Intipratama Tbk PT                                     9,367,900     12,651       0.0%
    Selamat Sempurna Tbk PT                                       22,056,800  2,017,448       0.0%
    Semen Baturaja Persero Tbk PT                                 25,488,700  6,739,797       0.1%
*   Sentul City Tbk PT                                           240,932,600  1,589,805       0.0%
*   Siloam International Hospitals Tbk PT                          3,033,900  3,115,926       0.1%
*   Sinar Mas Agro Resources & Technology Tbk PT                   1,037,460    319,118       0.0%
    Sri Rejeki Isman Tbk PT                                       76,048,731  1,721,792       0.0%
    Steel Pipe Industry of Indonesia PT                            5,809,800    102,843       0.0%
*   Sugih Energy Tbk PT                                          162,320,200    608,899       0.0%
    Sumber Alfaria Trijaya Tbk PT                                    293,400     12,562       0.0%
    Summarecon Agung Tbk PT                                       51,944,564  5,287,120       0.1%
    Surya Semesta Internusa Tbk PT                                37,147,100  2,032,404       0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                     5,334,000  5,057,740       0.1%
    Tempo Scan Pacific Tbk PT                                      1,314,400    203,662       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDONESIA -- (Continued)
*   Tiga Pilar Sejahtera Food Tbk                                19,445,200 $  3,226,103       0.1%
    Timah Persero Tbk PT                                         28,767,614    2,036,233       0.0%
    Tiphone Mobile Indonesia Tbk PT                              20,750,400    1,602,109       0.0%
    Total Bangun Persada Tbk PT                                  14,983,200      888,207       0.0%
    Tower Bersama Infrastructure Tbk PT                           3,959,300    1,737,016       0.0%
*   Trada Maritime Tbk PT                                        35,459,800      287,224       0.0%
    Trias Sentosa Tbk PT                                         34,049,500      792,226       0.0%
*   Truba Alam Manunggal Engineering PT                          21,316,500       23,989       0.0%
    Tunas Baru Lampung Tbk PT                                    17,163,300    1,632,853       0.0%
    Tunas Ridean Tbk PT                                          12,965,700    1,288,876       0.0%
*   Ultrajaya Milk Industry & Trading Co. Tbk PT                  3,657,400    1,152,944       0.0%
*   Unggul Indah Cahaya Tbk PT                                       48,239       11,422       0.0%
*   Vale Indonesia Tbk PT                                        17,738,100    2,946,421       0.1%
*   Visi Media Asia Tbk PT                                       55,056,100    1,641,861       0.0%
    Waskita Karya Persero Tbk PT                                  2,000,900      358,256       0.0%
    Wijaya Karya Beton Tbk PT                                    18,249,900    1,012,924       0.0%
    Wijaya Karya Persero Tbk PT                                  27,871,707    4,944,284       0.1%
*   XL Axiata Tbk PT                                              4,586,600    1,102,958       0.0%
                                                                            ------------       ---
TOTAL INDONESIA                                                              213,658,046       3.3%
                                                                            ------------       ---
MALAYSIA -- (3.7%)
#   7-Eleven Malaysia Holdings Bhd Class B                        1,197,000      440,900       0.0%
#   Aeon Co. M Bhd                                                4,094,700    2,340,461       0.1%
#   Aeon Credit Service M Bhd                                       238,600      897,454       0.0%
    Affin Holdings Bhd                                            1,512,020    1,020,376       0.0%
    AirAsia Bhd                                                   6,572,400    5,069,313       0.1%
#*  AirAsia X Bhd                                                12,904,600    1,336,308       0.0%
    Ajinomoto Malaysia Bhd                                           18,700       77,570       0.0%
*   Alam Maritim Resources Bhd                                    3,698,500      255,292       0.0%
    Alliance Financial Group Bhd                                  1,911,100    1,816,879       0.0%
    Allianz Malaysia Bhd                                             72,200      191,018       0.0%
    Amway Malaysia Holdings Bhd                                     347,600      615,061       0.0%
#   Ann Joo Resources Bhd                                           787,050      536,253       0.0%
    APM Automotive Holdings Bhd                                     256,900      225,873       0.0%
*   Barakah Offshore Petroleum Bhd                                1,884,200      271,142       0.0%
    Batu Kawan Bhd                                                    2,900       12,682       0.0%
    Benalec Holdings Bhd                                          3,667,000      447,345       0.0%
*   Berjaya Assets BHD                                              848,300      201,277       0.0%
#*  Berjaya Corp. Bhd                                            26,842,727    2,161,789       0.1%
    Berjaya Food Bhd                                                192,000       76,938       0.0%
*   Berjaya Land Bhd                                              3,734,000      456,137       0.0%
#   Berjaya Sports Toto Bhd                                       3,165,867    2,048,948       0.0%
#   Bermaz Auto Bhd                                               4,358,800    2,157,932       0.0%
    BIMB Holdings Bhd                                             1,352,108    1,364,515       0.0%
    Bintulu Port Holdings Bhd                                        25,900       36,948       0.0%
    Bonia Corp. Bhd                                               1,427,000      213,440       0.0%
#*  Borneo Oil Bhd                                                4,448,000      189,648       0.0%
#   Boustead Holdings Bhd                                         2,439,728    1,471,570       0.0%
#   Boustead Plantations Bhd                                      1,309,000      494,464       0.0%
#*  Bumi Armada Bhd                                              14,468,800    2,628,369       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
MALAYSIA -- (Continued)
#   Bursa Malaysia Bhd                                           3,763,000 $8,894,415       0.2%
#   Cahya Mata Sarawak Bhd                                       3,362,500  3,520,029       0.1%
    Can-One Bhd                                                    435,800    328,187       0.0%
    Carlsberg Brewery Malaysia Bhd Class B                       1,165,700  4,106,958       0.1%
    Carotech Bhd                                                   230,650        213       0.0%
    CB Industrial Product Holding Bhd                            2,940,340  1,394,948       0.0%
    Chin Teck Plantations Bhd                                       33,000     60,151       0.0%
    Coastal Contracts Bhd                                        2,216,066    678,161       0.0%
    CSC Steel Holdings Bhd                                         555,500    251,974       0.0%
    Cypark Resources Bhd                                         1,070,100    591,146       0.0%
*   D&O Green Technologies Bhd                                     149,900     22,596       0.0%
    Daibochi Plastic & Packaging Industry Bhd                      110,880     63,791       0.0%
#   Datasonic Group Bhd                                          3,340,500    991,710       0.0%
*   Daya Materials Bhd                                           9,701,600    200,122       0.0%
#*  Dayang Enterprise Holdings Bhd                               2,789,596    789,009       0.0%
#*  Destinii Bhd                                                 2,089,900    358,332       0.0%
    DKSH Holdings Malaysia Bhd                                     119,000    135,544       0.0%
#   DRB-Hicom Bhd                                                7,082,100  2,345,756       0.1%
    Dutch Lady Milk Industries Bhd                                 135,500  1,798,421       0.0%
#   Eastern & Oriental Bhd                                       6,742,847  2,950,344       0.1%
*   Eco World Development Group Bhd                              4,279,800  1,497,676       0.0%
    Econpile Holldings Bhd                                       1,246,100    671,306       0.0%
#   Ekovest Bhd                                                  4,029,150  1,318,474       0.0%
#   Evergreen Fibreboard Bhd                                     4,940,850  1,000,906       0.0%
    FAR East Holdings Bhd                                           61,500    127,098       0.0%
#   Felda Global Ventures Holdings Bhd                           7,694,200  3,769,467       0.1%
    Fraser & Neave Holdings Bhd                                      7,600     43,597       0.0%
#   Gadang Holdings Bhd                                          1,935,400    570,756       0.0%
#   Gas Malaysia Bhd                                               767,800    546,339       0.0%
    George Kent Malaysia BHD                                     1,027,300  1,024,089       0.0%
#   Globetronics Technology Bhd                                  1,817,860  2,272,106       0.1%
    Glomac Bhd                                                   2,854,800    463,693       0.0%
    Goldis Bhd                                                     604,277    400,739       0.0%
    GuocoLand Malaysia Bhd                                       1,535,500    456,120       0.0%
    Hai-O Enterprise Bhd                                         1,100,420    964,381       0.0%
#   HAP Seng Consolidated Bhd                                    1,947,640  3,976,918       0.1%
    Hap Seng Plantations Holdings Bhd                            1,488,900    888,025       0.0%
    Hartalega Holdings Bhd                                         162,500    183,273       0.0%
#   Heineken Malaysia Bhd                                          892,700  3,607,076       0.1%
*   Hengyuan Refining Co Bhd                                       252,300    221,269       0.0%
#   HeveaBoard Bhd                                               1,217,600    381,313       0.0%
    Hiap Teck Venture Bhd                                          999,700     72,508       0.0%
*   Hibiscus Petroleum Bhd                                       5,036,300    491,203       0.0%
    Hock Seng LEE BHD                                            1,539,316    603,301       0.0%
#   Hong Leong Industries Bhd                                      707,800  1,647,337       0.0%
    Hovid Bhd                                                    3,670,800    291,602       0.0%
    Hua Yang Bhd                                                 1,953,866    499,401       0.0%
    Hume Industries Bhd                                            281,872    176,014       0.0%
    Hup Seng Industries Bhd                                      1,433,633    393,138       0.0%
    I-Bhd                                                        2,260,900    325,616       0.0%
    IFCA MSC Bhd                                                   203,100     20,554       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
MALAYSIA -- (Continued)
    IJM Plantations Bhd                                           1,665,900 $1,182,128       0.0%
#   Inari Amertron Bhd                                            7,683,730  3,697,634       0.1%
    Inch Kenneth Kajang Rubber P.L.C.                             1,045,300    171,020       0.0%
    Insas Bhd                                                     3,868,181    822,931       0.0%
*   Iris Corp. Bhd                                               12,373,200    583,108       0.0%
*   Iskandar Waterfront City Bhd                                  3,063,100  2,191,502       0.1%
*   JAKS Resources Bhd                                            2,444,200    933,477       0.0%
#   Jaya Tiasa Holdings Bhd                                       2,856,827    769,764       0.0%
#   JCY International Bhd                                         3,967,600    570,941       0.0%
#   Karex Bhd                                                     1,336,549    646,308       0.0%
    Keck Seng Malaysia Bhd                                          847,250    975,709       0.0%
*   Kenanga Investment Bank Bhd                                   1,871,360    271,519       0.0%
    Kerjaya Prospek Group Bhd                                       380,700    265,417       0.0%
    Kian JOO CAN Factory Bhd                                      1,818,380  1,256,420       0.0%
    Kim Loong Resources Bhd                                         308,960    263,517       0.0%
#   Kimlun Corp. Bhd                                                684,174    376,734       0.0%
#*  KNM Group Bhd                                                15,723,580  1,048,177       0.0%
#   Kossan Rubber Industries                                      3,866,500  5,086,393       0.1%
#   KPJ Healthcare Bhd                                            6,076,825  5,876,804       0.1%
    Kretam Holdings Bhd                                           3,815,400    478,888       0.0%
#*  KSL Holdings Bhd                                              4,652,318  1,307,033       0.0%
    Kumpulan Fima Bhd                                               880,850    377,257       0.0%
    Kumpulan Perangsang Selangor Bhd                              1,976,100    678,375       0.0%
*   Kwantas Corp. Bhd                                               365,300    129,593       0.0%
#   Lafarge Malaysia Bhd                                             90,100    131,167       0.0%
    Land & General Bhd                                            5,379,600    322,195       0.0%
*   Landmarks Bhd                                                 1,775,200    337,218       0.0%
#   LBS Bina Group Bhd                                            2,128,500  1,024,410       0.0%
    Lingkaran Trans Kota Holdings Bhd                             1,212,900  1,649,275       0.0%
#   LPI Capital Bhd                                                 235,070    949,626       0.0%
    Magni-Tech Industries Bhd                                       151,100    171,488       0.0%
#   Magnum Bhd                                                    4,584,300  2,217,437       0.1%
#   Mah Sing Group Bhd                                           11,316,987  3,882,824       0.1%
    Malakoff Corp. Bhd                                            4,603,800  1,335,545       0.0%
    Malayan Flour Mills Bhd                                       1,859,650    774,312       0.0%
    Malaysia Building Society Bhd                                 9,938,562  2,998,153       0.1%
#*  Malaysia Marine and Heavy Engineering Holdings Bhd            3,066,000    705,402       0.0%
#*  Malaysian Bulk Carriers Bhd                                   2,893,200    565,665       0.0%
#   Malaysian Pacific Industries Bhd                                782,313  2,157,986       0.1%
*   Malaysian Resources Corp. Bhd                                 7,098,449  2,480,403       0.1%
    Malton Bhd                                                    2,042,600    690,668       0.0%
    Matrix Concepts Holdings Bhd                                  2,150,067  1,282,715       0.0%
#   MBM Resources Bhd                                             1,400,196    826,190       0.0%
    Media Chinese International, Ltd.                             3,771,300    542,169       0.0%
    Media Prima Bhd                                               7,408,203  2,044,777       0.0%
    Mega First Corp. Bhd                                          1,057,900    923,176       0.0%
    Mitrajaya Holdings Bhd                                        2,130,500    657,464       0.0%
*   MK Land Holdings Bhd                                          3,019,200    218,890       0.0%
#   MKH Bhd                                                       1,763,490    990,960       0.0%
    MMC Corp. Bhd                                                 1,425,300    830,609       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
MALAYSIA -- (Continued)
*   MNRB Holdings Bhd                                             1,201,650 $  716,341       0.0%
#*  MPHB Capital Bhd                                              1,394,900    571,389       0.0%
    MSM Malaysia Holdings Bhd                                        12,600     12,891       0.0%
*   Mudajaya Group Bhd                                            2,123,966    586,970       0.0%
    Muhibbah Engineering M Bhd                                    2,689,850  1,790,538       0.0%
#*  Mulpha International Bhd                                     14,808,700    819,885       0.0%
#   My EG Services Bhd                                           17,494,699  8,576,247       0.1%
*   Naim Holdings Bhd                                             1,541,700    554,030       0.0%
    NTPM Holdings Bhd                                               640,000    125,306       0.0%
#   OCK Group Bhd                                                 1,495,900    311,883       0.0%
    Oldtown Bhd                                                   1,929,650  1,189,406       0.0%
    Oriental Holdings Bhd                                           291,400    454,820       0.0%
#   OSK Holdings Bhd                                              5,453,470  1,972,058       0.0%
    Pacific & Orient Bhd                                            205,000     60,905       0.0%
    Padini Holdings Bhd                                           3,211,400  2,367,908       0.1%
    Panasonic Manufacturing Malaysia Bhd                            157,684  1,233,307       0.0%
    Pantech Group Holdings Bhd                                    2,022,130    307,253       0.0%
    Paramount Corp. Bhd                                             508,925    213,338       0.0%
#*  Parkson Holdings Bhd                                          2,949,147    431,251       0.0%
*   Perisai Petroleum Teknologi Bhd                               1,389,400     20,713       0.0%
    PESTECH International Bhd                                     1,215,800    475,919       0.0%
    Petron Malaysia Refining & Marketing Bhd                        189,100    296,178       0.0%
    Pharmaniaga Bhd                                                 709,060    800,023       0.0%
#   Pie Industrial Bhd                                              932,100    508,938       0.0%
#   Pos Malaysia Bhd                                              3,128,200  3,760,123       0.1%
    Power Root Bhd                                                  189,500    106,468       0.0%
#   Press Metal Bhd                                               9,647,560  6,505,345       0.1%
#   Prestariang Bhd                                               1,270,000    686,745       0.0%
    Protasco Bhd                                                  2,491,250    624,977       0.0%
#*  Puncak Niaga Holdings Bhd                                     1,671,020    392,600       0.0%
#   QL Resources Bhd                                              4,086,930  4,473,320       0.1%
#*  Rimbunan Sawit Bhd                                            3,667,900    409,565       0.0%
    Salcon Bhd                                                    4,424,000    666,708       0.0%
    Sam Engineering & Equipment M Bhd                                41,500     59,738       0.0%
    Sarawak Cable Bhd                                               127,600     32,314       0.0%
    Sarawak Oil Palms Bhd                                           852,404    673,385       0.0%
    Scicom MSC Bhd                                                   24,100     13,312       0.0%
#   Scientex Bhd                                                  1,593,924  3,040,026       0.1%
*   Scomi Energy Services Bhd                                        81,700      3,766       0.0%
*   Scomi Group Bhd                                               8,219,000    321,090       0.0%
    SEG International Bhd                                            85,100     23,694       0.0%
    Selangor Dredging Bhd                                         1,118,200    236,101       0.0%
    Selangor Properties Bhd                                         230,200    245,909       0.0%
    Shangri-La Hotels Malaysia Bhd                                  418,700    491,568       0.0%
    SHL Consolidated Bhd                                            246,000    159,805       0.0%
#   SKP Resources Bhd                                             3,383,400  1,004,888       0.0%
    Star Media Group Bhd                                          2,011,100  1,088,511       0.0%
#*  Sumatec Resources Bhd                                         9,919,300    171,270       0.0%
    Sunway Bhd                                                    3,750,291  2,997,904       0.1%
#   Sunway Construction Group Bhd                                 1,197,136    551,265       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
MALAYSIA -- (Continued)
#   Supermax Corp. Bhd                                            4,050,600 $  1,791,114       0.0%
    Suria Capital Holdings Bhd                                      699,800      346,848       0.0%
    Syarikat Takaful Malaysia Bhd                                 2,585,000    2,383,152       0.1%
    Symphony Life Bhd                                               439,187       92,058       0.0%
#   Ta Ann Holdings Bhd                                           1,719,789    1,481,130       0.0%
    TA Enterprise Bhd                                             9,639,300    1,453,411       0.0%
    TA Global Bhd                                                 8,619,940      715,868       0.0%
*   Talam Transform Bhd                                           1,209,500       13,974       0.0%
#   Taliworks Corp. Bhd                                           2,061,750      732,051       0.0%
#   Tambun Indah Land Bhd                                         1,522,400      518,816       0.0%
#   TAN Chong Motor Holdings Bhd                                  1,806,900      782,440       0.0%
    Tasek Corp. Bhd                                                  86,800      268,770       0.0%
#   TDM Bhd                                                       5,620,300      854,111       0.0%
#*  TH Plantations Bhd                                            1,665,860      463,902       0.0%
    Thong Guan Industries Bhd                                        79,400       81,332       0.0%
#   Time dotCom Bhd                                               2,063,588    4,196,867       0.1%
#   Tiong NAM Logistics Holdings                                  1,410,800      590,607       0.0%
    TMC Life Sciences Bhd                                           356,400       74,301       0.0%
#   Top Glove Corp. Bhd                                           5,714,220    6,013,995       0.1%
    Tropicana Corp. Bhd                                           4,335,353      983,266       0.0%
#   TSH Resources Bhd                                             4,162,900    1,708,408       0.0%
#   Tune Protect Group Bhd                                        3,746,900    1,241,634       0.0%
#   Uchi Technologies Bhd                                         1,822,000      780,490       0.0%
#   UEM Edgenta Bhd                                               3,005,500    2,226,650       0.1%
#   UEM Sunrise Bhd                                              10,750,100    3,068,860       0.1%
*   UMW Holdings Bhd                                                726,500    1,036,782       0.0%
#*  UMW Oil & Gas Corp. Bhd                                       5,300,100      829,391       0.0%
    Unisem M Bhd                                                  3,906,890    2,995,425       0.1%
    United Malacca Bhd                                              412,850      587,869       0.0%
    United Plantations Bhd                                          435,200    2,805,329       0.1%
    United U-Li Corp. Bhd                                           613,900      692,476       0.0%
#   UOA Development Bhd                                           4,529,300    2,799,253       0.1%
#*  Uzma Bhd                                                        900,800      381,464       0.0%
    ViTrox Corp. Bhd                                                 13,200       17,576       0.0%
#*  Vivocom International Holdings Bhd                            3,747,600      133,575       0.0%
#   VS Industry Bhd                                               6,036,230    2,780,434       0.1%
#   Wah Seong Corp. Bhd                                           2,427,769      497,615       0.0%
*   WCE Holdings Bhd                                                406,000      142,094       0.0%
#   WCT Holdings Bhd                                              7,211,099    3,703,536       0.1%
#   Wellcall Holdings Bhd                                         1,993,800      978,151       0.0%
    Wing Tai Malaysia Bhd                                         1,065,150      281,828       0.0%
    WTK Holdings BHD                                              2,481,900      568,520       0.0%
#   Yinson Holdings Bhd                                           2,659,600    2,051,709       0.0%
*   YNH Property Bhd                                              3,521,488    1,240,831       0.0%
*   YTL Land & Development Bhd                                    1,028,200      145,709       0.0%
    Zhulian Corp. Bhd                                               585,033      239,591       0.0%
                                                                            ------------       ---
TOTAL MALAYSIA                                                               259,025,484       4.0%
                                                                            ------------       ---
MEXICO -- (2.5%)
#   Alpek S.A.B. de C.V.                                          3,571,730    4,278,430       0.1%
#   Alsea S.A.B. de C.V.                                          5,357,900   19,054,802       0.3%
#*  Axtel S.A.B. de C.V.                                          7,758,264    1,693,814       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
MEXICO -- (Continued)
    Banregio Grupo Financiero S.A.B. de C.V.                     1,983,160 $11,451,083       0.2%
*   Bio Pappel S.A.B. de C.V.                                      420,044     591,066       0.0%
#   Bolsa Mexicana de Valores S.A.B. de C.V.                     4,132,123   7,221,516       0.1%
*   Cia Minera Autlan S.A.B. de C.V. Series B                       95,285      92,778       0.0%
*   CMR S.A.B. de C.V.                                               1,323         584       0.0%
    Consorcio ARA S.A.B. de C.V. Series *                        8,321,820   2,776,113       0.0%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR          205,047   2,585,643       0.0%
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A    1,727,133   2,188,131       0.0%
*   Corp Interamericana de Entretenimiento S.A.B. de C.V.
      Class B                                                      960,372     826,445       0.0%
    Corp. Actinver S.A.B. de C.V.                                  187,852     129,125       0.0%
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.                      4,516,927   6,353,606       0.1%
    Corp. Moctezuma S.A.B. de C.V. Series *                        861,300   3,019,657       0.1%
    Corporativo Fragua S.A.B. de C.V.                                    3          36       0.0%
    Corporativo GBM S.A.B. de C.V.                                  22,477      16,059       0.0%
#   Credito Real S.A.B. de C.V. SOFOM ER                         1,265,645   1,774,905       0.0%
    Cydsa S.A.B. de C.V.                                             3,875       4,782       0.0%
#*  Desarrolladora Homex S.A.B. de C.V.                            297,848      28,796       0.0%
#*  Elementia S.A.B. de C.V.                                        61,036      83,326       0.0%
#*  Empresas ICA S.A.B. de C.V.                                  3,768,186     334,278       0.0%
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR               62,171      11,526       0.0%
*   Genomma Lab Internacional S.A.B. de C.V. Class B             7,533,299   9,532,048       0.2%
#   Gentera S.A.B. de C.V.                                       7,327,998  12,320,215       0.2%
#*  Grupo Aeromexico S.A.B. de C.V.                              1,770,412   3,531,373       0.1%
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V.          1,748,236   9,710,126       0.2%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                408      41,979       0.0%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                     818,100   3,889,020       0.1%
#   Grupo Comercial Chedraui S.A. de C.V.                        2,709,861   5,598,146       0.1%
    Grupo Elektra S.A.B. de C.V.                                    15,341     515,842       0.0%
#*  Grupo Famsa S.A.B. de C.V. Class A                           2,316,735   1,082,975       0.0%
#   Grupo Financiero Interacciones SA de C.V. Class O              719,973   3,366,713       0.1%
#*  Grupo GICSA S.A. de C.V.                                       252,443     162,527       0.0%
#   Grupo Herdez S.A.B. de C.V. Series *                         1,984,179   4,402,553       0.1%
    Grupo Industrial Maseca S.A.B. de C.V. Class B                 592,181     731,212       0.0%
    Grupo Industrial Saltillo S.A.B. de C.V.                       309,557     622,395       0.0%
    Grupo KUO S.A.B. de C.V. Series B                              758,658   1,567,469       0.0%
#*  Grupo Pochteca S.A.B. de C.V.                                  585,177     223,810       0.0%
*   Grupo Posadas S.A.B. de C.V.                                   198,900     483,904       0.0%
#   Grupo Rotoplas S.A.B. de C.V.                                  104,062     134,602       0.0%
    Grupo Sanborns S.A.B. de C.V.                                  652,912     748,454       0.0%
#*  Grupo Simec S.A.B. de C.V. Series B                          1,433,940   5,331,977       0.1%
*   Grupo Sports World S.A.B. de C.V.                              583,706     531,762       0.0%
#*  Hoteles City Express S.A.B. de C.V.                          1,082,175   1,112,915       0.0%
#   Industrias Bachoco S.A.B. de C.V. Series B                   1,317,606   5,855,482       0.1%
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                 31,292   1,672,557       0.0%
#*  Industrias CH S.A.B. de C.V. Series B                        2,193,173  11,778,318       0.2%
#*  La Comer S.A.B. de C.V.                                      1,524,396   1,194,398       0.0%
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                       201,450      79,295       0.0%
#   Megacable Holdings S.A.B. de C.V.                            1,698,551   6,439,521       0.1%
#*  Minera Frisco S.A.B. de C.V. Class A1                        2,051,866   1,312,305       0.0%
#   Nemak S.A.B. de C.V.                                           670,084     704,780       0.0%
    OHL Mexico S.A.B. de C.V.                                    5,063,875   6,181,477       0.1%
#   Organizacion Cultiba S.A.B. de C.V.                          1,165,725   1,131,342       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
MEXICO -- (Continued)
    Qualitas Controladora S.A.B. de C.V.                           1,314,628 $  2,146,673       0.0%
#   Rassini S.A.B. de C.V.                                           244,837    1,158,034       0.0%
    Rassini S.A.B. De C.V. Class A                                    81,146      187,291       0.0%
#*  Telesites S.A.B. de C.V.                                       3,115,159    1,947,672       0.0%
#   TV Azteca S.A.B. de C.V.                                      11,953,920    2,070,080       0.0%
#   Unifin Financiera S.A.B. de C.V. SOFOM ENR                        49,230      130,415       0.0%
    Vitro S.A.B. de C.V. Series A                                    901,053    3,450,999       0.1%
                                                                             ------------       ---
TOTAL MEXICO                                                                  177,599,157       2.7%
                                                                             ------------       ---
PHILIPPINES -- (1.4%)
    A Soriano Corp.                                                3,430,211      425,483       0.0%
    ACR Mining Corp.                                                  48,205        3,238       0.0%
    Alsons Consolidated Resources, Inc.                            7,605,000      214,580       0.0%
*   Apex Mining Co., Inc.                                            406,000       12,136       0.0%
*   Atlas Consolidated Mining & Development Corp.                  6,148,000      647,153       0.0%
    Belle Corp.                                                   35,642,400    2,927,751       0.1%
*   Bloomberry Resorts Corp.                                      19,580,300    3,528,591       0.1%
    Cebu Air, Inc.                                                 1,699,450    3,673,567       0.1%
    Cebu Holdings, Inc.                                            3,291,900      347,373       0.0%
    Century Pacific Food, Inc.                                     3,689,800    1,218,270       0.0%
    Century Properties Group, Inc.                                26,261,151      257,683       0.0%
    China Banking Corp.                                            1,324,108      935,557       0.0%
    Cirtek Holdings Philippines Corp.                                393,700      185,161       0.0%
    COL Financial Group, Inc.                                        130,900       42,484       0.0%
    Cosco Capital, Inc.                                           13,761,300    2,247,903       0.0%
    D&L Industries, Inc.                                          27,571,400    7,061,937       0.1%
*   DoubleDragon Properties Corp.                                  1,516,600    1,578,896       0.0%
    East West Banking Corp.                                        2,042,600      876,654       0.0%
    EEI Corp.                                                      3,472,100      702,066       0.0%
    Emperador, Inc.                                                3,404,800      435,480       0.0%
*   Empire East Land Holdings, Inc.                               19,893,000      282,648       0.0%
    Energy Development Corp.                                      15,941,700    1,924,520       0.0%
    Filinvest Development Corp.                                    3,314,322      520,784       0.0%
    Filinvest Land, Inc.                                         112,484,577    3,900,967       0.1%
    First Gen Corp.                                               12,022,100    5,172,488       0.1%
    First Philippine Holdings Corp.                                2,378,500    3,451,727       0.1%
*   Global Ferronickel Holdings, Inc.                              7,276,667      371,032       0.0%
    Holcim Philippines, Inc.                                          80,600       24,813       0.0%
    Integrated Micro-Electronics, Inc.                               552,500       85,180       0.0%
    Leisure & Resorts World Corp.                                  3,942,640      332,777       0.0%
*   Lepanto Consolidated Mining Co.                               43,735,455      168,888       0.0%
    Lopez Holdings Corp.                                          21,169,400    3,257,274       0.1%
    Manila Water Co., Inc.                                         9,575,500    6,123,153       0.1%
    Max's Group, Inc.                                                854,900      398,231       0.0%
*   Megawide Construction Corp.                                    3,859,908    1,427,232       0.0%
    Megaworld Corp.                                                3,089,000      251,054       0.0%
*   Melco Crown Philippines Resorts Corp.                         13,328,700    1,964,541       0.0%
    Metro Retail Stores Group, Inc.                                  111,000        8,109       0.0%
    Nickel Asia Corp.                                              5,803,400      725,161       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
PHILIPPINES -- (Continued)
    Pepsi-Cola Products Philippines, Inc.                        10,934,900 $   809,784       0.0%
    Petron Corp.                                                 14,400,300   2,624,908       0.0%
    Philex Mining Corp.                                           2,997,700     530,052       0.0%
    Philippine National Bank                                      2,063,885   2,694,438       0.1%
*   Philippine National Construction Corp.                          173,000       3,182       0.0%
    Philippine Savings Bank                                         356,863     638,696       0.0%
    Philippine Stock Exchange, Inc. (The)                           121,592     584,170       0.0%
    Philweb Corp.                                                 3,351,640     518,356       0.0%
    Phinma Corp.                                                    131,349      29,986       0.0%
    Phinma Energy Corp.                                          13,642,000     586,838       0.0%
    Phoenix Petroleum Philippines, Inc.                           1,288,780     219,249       0.0%
    Premium Leisure Corp.                                        29,750,000     929,098       0.0%
    Puregold Price Club, Inc.                                     4,655,100   3,885,496       0.1%
    RFM Corp.                                                     8,856,668     857,760       0.0%
    Rizal Commercial Banking Corp.                                3,018,480   3,296,213       0.1%
    Robinsons Land Corp.                                          9,702,505   4,985,215       0.1%
    Robinsons Retail Holdings, Inc.                               1,051,440   1,671,217       0.0%
    San Miguel Pure Foods Co., Inc.                                  93,790     563,209       0.0%
    Security Bank Corp.                                           1,150,518   4,908,641       0.1%
*   SSI Group, Inc.                                               3,272,000     149,948       0.0%
    STI Education Systems Holdings, Inc.                          1,013,000      21,692       0.0%
    Travellers International Hotel Group, Inc.                    5,126,000     338,499       0.0%
    Union Bank of the Philippines                                 1,379,931   2,203,800       0.0%
*   Victorias Milling Co., Inc.                                     231,600      20,204       0.0%
    Vista Land & Lifescapes, Inc.                                48,068,300   5,090,145       0.1%
    Xurpas, Inc.                                                  2,518,900     472,718       0.0%
                                                                            -----------       ---
TOTAL PHILIPPINES                                                            96,346,056       1.5%
                                                                            -----------       ---
POLAND -- (1.6%)
*   AB SA                                                             1,082      10,301       0.0%
#   Action SA                                                        26,708      30,021       0.0%
    Agora SA                                                        276,756   1,156,532       0.0%
    Amica SA                                                         27,392   1,374,041       0.0%
#   Apator SA                                                        61,370     555,526       0.0%
    Asseco Poland SA                                                582,235   8,192,768       0.1%
#*  Bioton SA                                                       616,561   1,124,613       0.0%
*   Boryszew SA                                                   1,105,071   3,301,138       0.1%
    Budimex SA                                                      111,141   7,877,302       0.1%
*   CD Projekt SA                                                   636,728  11,125,547       0.2%
#*  CI Games SA                                                     252,830     119,289       0.0%
    Ciech SA                                                        282,493   5,650,001       0.1%
*   ComArch SA                                                        7,716     467,826       0.0%
    Dom Development SA                                                4,673      84,745       0.0%
    Elektrobudowa SA                                                  8,568     261,098       0.0%
*   Emperia Holding SA                                               87,289   1,734,756       0.0%
#*  Enea SA                                                         853,125   2,620,385       0.1%
#   Energa SA                                                       860,078   2,208,567       0.1%
    Eurocash SA                                                      16,812     149,084       0.0%
    Fabryki Mebli Forte SA                                          133,296   2,723,684       0.1%
#*  Famur SA                                                        389,007     572,826       0.0%
    Firma Oponiarska Debica SA                                       30,655     810,798       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
POLAND -- (Continued)
*   Getin Holding SA                                             2,860,638 $    973,129       0.0%
#*  Getin Noble Bank SA                                          2,046,593      980,735       0.0%
#*  Globe Trade Centre SA                                          148,768      352,773       0.0%
*   Grupa Azoty Zaklady Chemiczne Police SA                         76,751      399,562       0.0%
    Grupa Kety SA                                                   69,752    7,658,041       0.1%
*   Grupa Lotos SA                                                 363,800    5,667,418       0.1%
*   Impexmetal SA                                                1,060,289    1,157,987       0.0%
#*  Integer.pl SA                                                   34,532      430,589       0.0%
#   Inter Cars SA                                                   38,698    3,094,005       0.1%
    Kernel Holding SA                                              402,248    7,163,297       0.1%
    KRUK SA                                                        111,211    8,196,964       0.1%
    LC Corp. SA                                                    244,389      124,134       0.0%
    Lentex SA                                                      124,367      346,409       0.0%
#*  Lubelski Wegiel Bogdanka SA                                     68,930    1,289,671       0.0%
*   MCI Capital SA                                                 162,447      414,604       0.0%
*   Mostostal Zabrze SA                                            425,811      114,192       0.0%
    Netia SA                                                     2,546,208    2,888,131       0.1%
    Neuca SA                                                        19,306    1,954,534       0.0%
    Newag SA                                                           493        2,247       0.0%
    Orbis SA                                                       132,247    2,965,294       0.1%
*   Pelion SA                                                       47,515      653,769       0.0%
#   Pfleiderer Grajewo SA                                           46,911      537,436       0.0%
#*  PKP Cargo SA                                                    66,813    1,100,231       0.0%
#*  Polnord SA                                                     263,007      616,161       0.0%
#*  Rafako SA                                                      323,390      637,913       0.0%
    Stalexport Autostrady SA                                       407,435      409,558       0.0%
    Stalprodukt SA                                                   9,592    1,333,877       0.0%
    Synthos SA                                                   1,431,495    1,988,116       0.1%
*   Tauron Polska Energia SA                                     5,756,680    4,882,612       0.1%
    Trakcja SA                                                     346,855    1,464,683       0.0%
*   Vistula Group SA                                             1,395,878    1,155,282       0.0%
    Warsaw Stock Exchange                                          161,661    1,891,260       0.0%
#   Wawel SA                                                         1,021      289,614       0.0%
*   Zespol Elektrowni Patnow Adamow Konin SA                        81,919      367,389       0.0%
                                                                           ------------       ---
TOTAL POLAND                                                                115,652,465       1.8%
                                                                           ------------       ---
SOUTH AFRICA -- (6.7%)
#   Adcock Ingram Holdings, Ltd.                                   848,818    3,802,496       0.1%
    Adcorp Holdings, Ltd.                                          896,475      917,788       0.0%
    Advtech, Ltd.                                                3,240,497    4,633,933       0.1%
    Aeci, Ltd.                                                   1,071,305    9,285,369       0.1%
    African Oxygen, Ltd.                                           858,752    1,278,059       0.0%
*   African Phoenix Investments, Ltd.                            5,287,877      229,499       0.0%
    African Rainbow Minerals, Ltd.                                 801,901    5,069,177       0.1%
    Afrimat, Ltd.                                                   60,231      135,189       0.0%
    Alexander Forbes Group Holdings, Ltd.                        2,690,411    1,297,798       0.0%
*   Allied Electronics Corp., Ltd. Class A                          11,849        8,880       0.0%
    Alviva Holdings, Ltd.                                        1,273,233    2,006,777       0.0%
*   ArcelorMittal South Africa, Ltd.                             1,784,999    1,002,344       0.0%
#   Ascendis Health, Ltd.                                        1,437,167    2,683,118       0.0%
    Assore, Ltd.                                                   235,151    3,790,739       0.1%
#   Astral Foods, Ltd.                                             441,334    5,129,298       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
SOUTH AFRICA -- (Continued)
*   Attacq, Ltd.                                                  3,395,527 $ 4,321,478       0.1%
*   Aveng, Ltd.                                                   4,070,678   1,737,031       0.0%
    AVI, Ltd.                                                     3,408,319  24,916,050       0.4%
    Barloworld, Ltd.                                              2,216,736  19,968,651       0.3%
    Blue Label Telecoms, Ltd.                                     3,303,921   4,193,396       0.1%
    Cashbuild, Ltd.                                                 210,489   5,719,853       0.1%
    Caxton and CTP Publishers and Printers, Ltd.                    313,704     278,146       0.0%
    City Lodge Hotels, Ltd.                                         321,768   3,582,729       0.1%
    Clicks Group, Ltd.                                            2,723,654  27,373,356       0.4%
    Clover Industries, Ltd.                                       1,374,821   1,671,659       0.0%
#*  Consolidated Infrastructure Group, Ltd.                         822,411   1,119,063       0.0%
    Coronation Fund Managers, Ltd.                                1,818,975   8,629,275       0.1%
*   Curro Holdings, Ltd.                                            253,055     875,686       0.0%
    DataTec, Ltd.                                                 2,304,883  10,025,225       0.2%
    Distell Group, Ltd.                                             174,371   1,754,189       0.0%
    DRDGOLD, Ltd.                                                 2,932,131   1,143,591       0.0%
#   DRDGOLD, Ltd. Sponsored ADR                                       9,400      36,472       0.0%
*   enX Group, Ltd.                                                 408,074     503,511       0.0%
    EOH Holdings, Ltd.                                            1,098,252  11,628,003       0.2%
*   Evraz Highveld Steel and Vanadium, Ltd.                          63,001         118       0.0%
*   eXtract Group, Ltd.                                           1,517,395      13,655       0.0%
#   Exxaro Resources, Ltd.                                          997,560   8,486,614       0.1%
    Famous Brands, Ltd.                                             672,069   7,458,796       0.1%
    Foschini Group, Ltd. (The)                                    1,886,464  22,523,749       0.4%
    Gold Fields, Ltd. Sponsored ADR                                 140,604     456,963       0.0%
    Grand Parade Investments, Ltd.                                3,255,755     887,188       0.0%
*   Grindrod, Ltd.                                                5,448,817   4,901,467       0.1%
    Group Five, Ltd.                                              1,015,485   1,186,290       0.0%
    Harmony Gold Mining Co., Ltd.                                 1,616,033   3,499,319       0.1%
#   Harmony Gold Mining Co., Ltd. Sponsored ADR                   2,847,823   6,208,254       0.1%
    Holdsport, Ltd.                                                 212,817   1,008,111       0.0%
*   Howden Africa Holdings, Ltd.                                     39,220      96,875       0.0%
    Hudaco Industries, Ltd.                                         275,317   2,803,506       0.0%
    Hulamin, Ltd.                                                 1,296,594     672,088       0.0%
*   Impala Platinum Holdings, Ltd.                                1,015,803   3,259,514       0.1%
    Imperial Holdings, Ltd.                                       1,074,427  13,588,858       0.2%
    Invicta Holdings, Ltd.                                          359,026   1,469,931       0.0%
    JSE, Ltd.                                                       874,849   9,327,062       0.2%
    KAP Industrial Holdings, Ltd.                                 8,628,788   6,045,293       0.1%
#   Lewis Group, Ltd.                                               877,469   2,484,392       0.0%
    Liberty Holdings, Ltd.                                          841,944   6,788,985       0.1%
#   Life Healthcare Group Holdings, Ltd.                          4,143,005   8,917,661       0.1%
    Massmart Holdings, Ltd.                                         432,877   4,185,965       0.1%
    Merafe Resources, Ltd.                                       11,489,424   1,425,731       0.0%
    Metair Investments, Ltd.                                      1,320,959   2,262,257       0.0%
    Metrofile Holdings, Ltd.                                         82,524      27,167       0.0%
    MMI Holdings, Ltd.                                            3,591,121   6,267,796       0.1%
    Mpact, Ltd.                                                   1,546,824   3,582,999       0.1%
    Murray & Roberts Holdings, Ltd.                               3,959,853   4,151,365       0.1%
#*  Nampak, Ltd.                                                  5,214,254   6,983,588       0.1%
*   Net 1 UEPS Technologies, Inc.                                       776       8,451       0.0%
*   Northam Platinum, Ltd.                                        3,612,389  13,415,603       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    Oceana Group, Ltd.                                              447,176 $  3,326,233       0.1%
    Omnia Holdings, Ltd.                                            589,522    7,026,288       0.1%
    Peregrine Holdings, Ltd.                                      2,183,055    4,336,379       0.1%
#   Pick n Pay Stores, Ltd.                                       2,069,376    9,832,077       0.2%
    Pioneer Foods Group, Ltd.                                       140,085    1,727,878       0.0%
*   PPC, Ltd.                                                    14,360,518    6,728,288       0.1%
    Raubex Group, Ltd.                                            1,306,791    2,356,495       0.0%
    RCL Foods, Ltd.                                                 705,154      758,868       0.0%
    Reunert, Ltd.                                                 1,517,644    8,036,639       0.1%
    Rhodes Food Group Pty, Ltd.                                     460,226      843,369       0.0%
#*  Royal Bafokeng Platinum, Ltd.                                   706,327    1,865,971       0.0%
    Santam, Ltd.                                                    294,639    5,449,674       0.1%
    Sappi, Ltd.                                                   2,275,007   16,895,152       0.3%
    Sibanye Gold, Ltd.                                              962,027    1,933,141       0.0%
#   SPAR Group, Ltd. (The)                                        1,162,708   15,671,335       0.2%
    Spur Corp., Ltd.                                                621,605    1,448,993       0.0%
*   Stefanutti Stocks Holdings, Ltd.                                229,540       55,039       0.0%
    Sun International, Ltd.                                       1,096,248    5,983,962       0.1%
*   Super Group, Ltd.                                             3,359,375    9,242,232       0.1%
    Telkom SA SOC, Ltd.                                           1,921,390   10,753,072       0.2%
    Tongaat Hulett, Ltd.                                          1,005,705    9,079,589       0.1%
    Transaction Capital, Ltd.                                       577,418      633,556       0.0%
    Trencor, Ltd.                                                 1,369,751    4,124,037       0.1%
    Truworths International, Ltd.                                   891,166    5,770,443       0.1%
    Tsogo Sun Holdings, Ltd.                                      2,858,414    5,384,877       0.1%
    Wilson Bayly Holmes-Ovcon, Ltd.                                 513,353    5,490,213       0.1%
                                                                            ------------       ---
TOTAL SOUTH AFRICA                                                           469,897,239       7.2%
                                                                            ------------       ---
SOUTH KOREA -- (12.7%)
#*  3S Korea Co., Ltd.                                               22,000       46,567       0.0%
    ABco Electronics Co., Ltd.                                       17,896      115,534       0.0%
    Able C&C Co., Ltd.                                               93,648    2,406,005       0.1%
#   ABOV Semiconductor Co., Ltd.                                     91,919      761,974       0.0%
#*  Ace Technologies Corp.                                          133,117      461,706       0.0%
#*  Actoz Soft Co., Ltd.                                             44,301      760,908       0.0%
#   Advanced Nano Products Co., Ltd.                                 68,114      771,674       0.0%
*   Advanced Process Systems Corp.                                   74,225    3,398,462       0.1%
    Aekyung Petrochemical Co., Ltd.                                 109,618    1,217,426       0.0%
#   AfreecaTV Co., Ltd.                                              74,661    1,557,421       0.0%
#*  Agabang&Company                                                 198,692    1,261,359       0.0%
#   Ahn-Gook Pharmaceutical Co., Ltd.                                53,014      567,937       0.0%
#   Ahnlab, Inc.                                                     35,578    2,266,481       0.1%
#   AJ Networks Co., Ltd.                                            51,035      284,440       0.0%
#*  AJ Rent A Car Co., Ltd.                                         108,665    1,097,898       0.0%
#*  Ajin Industrial Co., Ltd.                                        18,449      136,807       0.0%
    AK Holdings, Inc.                                                35,428    2,006,644       0.1%
#*  Alticast Corp.                                                   73,734      260,515       0.0%
#   ALUKO Co., Ltd.                                                 305,607    1,169,304       0.0%
*   ALVOGEN KOREA Co,.Ltd.                                            5,687      144,023       0.0%
#*  Aminologics Co., Ltd.                                            36,345       81,900       0.0%
#*  Amotech Co., Ltd.                                                63,065    1,338,659       0.0%
#*  Anam Electronics Co., Ltd.                                      778,248    2,518,463       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Anapass, Inc.                                                 61,819 $  708,852       0.0%
#*  APS Holdings Corp.                                            64,739    877,703       0.0%
    Asia Cement Co., Ltd.                                         10,196    726,913       0.0%
    ASIA Holdings Co., Ltd.                                       10,300    888,753       0.0%
#   Asia Paper Manufacturing Co., Ltd.                            33,993    597,081       0.0%
*   Asiana Airlines, Inc.                                        884,272  3,497,980       0.1%
#   Atinum Investment Co., Ltd.                                  242,341    431,885       0.0%
    AtlasBX Co., Ltd.                                                571     26,742       0.0%
#*  AUK Corp.                                                    199,140    430,078       0.0%
#   Aurora World Corp.                                            38,000    332,913       0.0%
#   Austem Co., Ltd.                                             127,720    385,402       0.0%
    Autech Corp.                                                  87,965    857,429       0.0%
#*  Automobile & PCB                                             251,614    368,855       0.0%
#   Avaco Co., Ltd.                                               87,128    477,078       0.0%
#   Avatec Co., Ltd.                                               5,446     32,899       0.0%
#   Baiksan Co., Ltd.                                             89,268    682,183       0.0%
#*  Barun Electronics Co., Ltd.                                  488,812    871,887       0.0%
#*  Barunson Entertainment & Arts Corp.                          371,867    896,307       0.0%
#   Bcworld Pharm Co., Ltd.                                       29,656    604,132       0.0%
#*  BH Co., Ltd.                                                  54,978  1,061,755       0.0%
    Binggrae Co., Ltd.                                            40,230  2,425,820       0.1%
#*  BioSmart Co., Ltd.                                            97,807    419,977       0.0%
#*  Biovill Co., Ltd.                                             92,134    376,440       0.0%
#   BIT Computer Co., Ltd.                                        92,736    485,632       0.0%
#   Bixolon Co., Ltd.                                             36,281    401,532       0.0%
#   Bluecom Co., Ltd.                                             68,474    666,912       0.0%
#   Boditech Med, Inc.                                           100,626  1,705,929       0.0%
#*  Bohae Brewery Co., Ltd.                                      492,733    534,166       0.0%
#   BoKwang Industry Co., Ltd.                                    60,289    372,450       0.0%
    Bookook Securities Co., Ltd.                                   8,528    140,458       0.0%
#*  Boryung Medience Co., Ltd.                                    49,675    536,681       0.0%
#   Boryung Pharmaceutical Co., Ltd.                              33,577  1,470,864       0.0%
#*  Bosung Power Technology Co., Ltd.                            327,999    819,929       0.0%
#*  Brain Contents Co., Ltd.                                     555,133    531,671       0.0%
    BRIDGETEC Corp.                                                4,358     31,845       0.0%
#*  Bubang Co., Ltd.                                             193,588    686,569       0.0%
*   BUGS Corp.                                                    45,508    497,697       0.0%
#   Bukwang Pharmaceutical Co., Ltd.                             127,543  2,334,753       0.1%
    Busan City Gas Co., Ltd.                                         805     24,618       0.0%
#   BYC Co., Ltd.                                                    746    243,905       0.0%
#   Byucksan Corp.                                               316,020  1,063,758       0.0%
#*  C&S Asset Management Co., Ltd.                               166,435    307,659       0.0%
#*  CammSys Corp.                                                308,501    761,165       0.0%
#*  Capro Corp.                                                  264,259  1,772,089       0.1%
#   Caregen Co., Ltd.                                             10,861    683,461       0.0%
    Cell Biotech Co., Ltd.                                        44,456  1,442,015       0.0%
#*  Celltrion Pharm, Inc.                                         77,179  1,355,186       0.0%
#*  Chabiotech Co., Ltd.                                         294,772  3,309,565       0.1%
#   Changhae Ethanol Co., Ltd.                                    40,459    643,294       0.0%
#*  Charm Engineering Co., Ltd.                                  193,565    479,833       0.0%
#*  Chemtronics Co., Ltd.                                         59,021    357,179       0.0%
#   Cheryong Industrial Co. Ltd/new                               49,903    451,132       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Chin Hung International, Inc.                                106,852 $  176,068       0.0%
*   China Great Star International, Ltd.                         418,488    531,334       0.0%
#   Chinyang Holdings Corp.                                      127,342    367,041       0.0%
#*  Choa Pharmaceutical Co.                                       49,861    197,694       0.0%
    Choheung Corp.                                                    60     12,120       0.0%
    Chokwang Leather Co., Ltd.                                       607     20,545       0.0%
#   Chokwang Paint, Ltd.                                          45,216    440,121       0.0%
#   Chong Kun Dang Pharmaceutical Corp.                           45,831  4,688,651       0.1%
#   Chongkundang Holdings Corp.                                   26,473  1,593,813       0.0%
#   Choong Ang Vaccine Laboratory                                 37,156    624,953       0.0%
#   Chosun Refractories Co., Ltd.                                  6,253    484,100       0.0%
#   Chungdahm Learning, Inc.                                      35,344    566,262       0.0%
#   CJ Freshway Corp.                                             48,575  1,466,821       0.0%
    CJ Hellovision Co., Ltd.                                     178,563  1,479,162       0.0%
    CJ O Shopping Co., Ltd.                                       23,495  3,943,042       0.1%
#*  CJ Seafood Corp.                                             154,525    449,106       0.0%
#   CKD Bio Corp.                                                 19,783    393,337       0.0%
#   Com2uSCorp                                                    64,232  6,770,192       0.1%
#   Coreana Cosmetics Co., Ltd.                                  181,290  1,020,012       0.0%
#   Cosmax BTI, Inc.                                              54,006  1,665,247       0.0%
#   Cosmax, Inc.                                                  53,478  6,674,629       0.1%
#*  Cosmochemical Co., Ltd.                                       28,914    138,614       0.0%
#*  COSON Co., Ltd.                                              110,093  1,295,660       0.0%
#*  Crown Confectionery Co., Ltd.                                 53,942    879,360       0.0%
#   Crown Haitai Holdings Co., Ltd.                               41,889  1,169,192       0.0%
#*  CrucialTec Co., Ltd.                                         181,776    976,471       0.0%
#   CS Wind Corp.                                                 42,134    717,680       0.0%
#*  CTC BIO, Inc.                                                 42,396    318,312       0.0%
#*  CTL, Inc.                                                    132,635    171,265       0.0%
    Cuckoo Electronics Co., Ltd.                                   1,388    159,136       0.0%
#*  CUROCOM Co., Ltd.                                             85,800    173,905       0.0%
#*  Curoholdings Co., Ltd.                                       340,633    375,218       0.0%
#   D.I Corp.                                                    176,315  1,111,710       0.0%
#   Dae Dong Industrial Co., Ltd.                                 77,311    446,150       0.0%
    Dae Han Flour Mills Co., Ltd.                                  6,766  1,046,374       0.0%
#   Dae Hwa Pharmaceutical Co., Ltd.                              22,883    414,866       0.0%
#   Dae Hyun Co., Ltd.                                           184,373    519,910       0.0%
#*  Dae Won Chemical Co., Ltd.                                   222,686    524,063       0.0%
    Dae Won Kang Up Co., Ltd.                                    135,910    560,165       0.0%
#*  Dae Young Packaging Co., Ltd.                                539,682    461,091       0.0%
#   Dae-Il Corp.                                                  90,796    817,195       0.0%
#*  Daea TI Co., Ltd.                                            475,559    867,384       0.0%
#   Daebongls Co., Ltd.                                           54,882    624,132       0.0%
#*  Daechang Co., Ltd.                                           314,932    304,007       0.0%
    Daechang Forging Co., Ltd.                                     1,815     82,736       0.0%
#   Daeduck Electronics Co.                                      249,576  2,034,726       0.1%
#   Daeduck GDS Co., Ltd.                                        131,552  1,732,102       0.0%
#   Daegu Department Store                                        32,833    376,674       0.0%
#   Daehan New Pharm Co., Ltd.                                    72,121    978,524       0.0%
    Daehan Steel Co., Ltd.                                        94,491    842,251       0.0%
    Daejoo Co., Ltd.                                              12,773     21,311       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Daekyo Co., Ltd.                                             205,448 $1,543,514       0.0%
#*  Daekyung Machinery & Engineering Co., Ltd.                   760,996    481,260       0.0%
#   Daelim B&Co Co., Ltd.                                         66,083    451,228       0.0%
#*  DAEMYUNG Corp. Co., Ltd.                                     351,062    479,298       0.0%
#   Daeryuk Can Co., Ltd.                                         89,773    565,901       0.0%
#   Daesang Corp.                                                161,798  3,376,614       0.1%
#   Daesang Holdings Co., Ltd.                                   101,794    869,655       0.0%
#   Daesung Energy Co., Ltd.                                      52,539    289,323       0.0%
    Daesung Holdings Co., Ltd.                                    26,734    212,554       0.0%
#*  Daewon Cable Co., Ltd.                                       340,696    381,068       0.0%
#*  Daewon Media Co., Ltd.                                        68,288    445,896       0.0%
#   Daewon Pharmaceutical Co., Ltd.                               88,123  1,691,200       0.0%
    Daewon San Up Co., Ltd.                                       75,863    461,748       0.0%
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.           676,333    998,541       0.0%
    Daewoong Co., Ltd.                                            23,087  1,304,612       0.0%
#   Daewoong Pharmaceutical Co., Ltd.                             36,172  2,865,526       0.1%
*   Dahaam E-Tec Co., Ltd.                                         2,100      6,229       0.0%
#   Daihan Pharmaceutical Co., Ltd.                               25,974    624,057       0.0%
    Daishin Securities Co., Ltd.                                 297,668  3,226,052       0.1%
#*  Danal Co., Ltd.                                              273,907  1,418,316       0.0%
#   Daou Data Corp.                                              123,635  1,270,611       0.0%
#   Daou Technology, Inc.                                        195,562  3,562,910       0.1%
#*  Dasan Networks, Inc.                                         115,433    648,642       0.0%
#   Dawonsys Co., Ltd.                                           128,532  1,398,759       0.0%
#   Dayou Automotive Seat Technology Co., Ltd.                   417,041    542,249       0.0%
#*  Dayou Plus Co., Ltd.                                         352,140    330,881       0.0%
#   DCM Corp.                                                     34,093    384,687       0.0%
#*  Deutsch Motors, Inc.                                          91,228    392,269       0.0%
#   DHP Korea Co., Ltd.                                           73,989    574,915       0.0%
    Digital Chosun Co., Ltd.                                     191,008    398,468       0.0%
#*  Digital Optics Co., Ltd.                                     125,488    291,740       0.0%
#   Digital Power Communications Co., Ltd.                       216,808    799,673       0.0%
#*  DIO Corp.                                                    101,568  3,138,055       0.1%
#   Display Tech Co., Ltd.                                        52,616    188,862       0.0%
#   DMS Co., Ltd.                                                139,183  1,392,971       0.0%
#*  DNF Co., Ltd.                                                 63,764    809,393       0.0%
#   Dong A Eltek Co., Ltd.                                        63,897  1,315,302       0.0%
    Dong Ah Tire & Rubber Co., Ltd.                               61,627  1,348,502       0.0%
#   Dong-A Socio Holdings Co., Ltd.                               21,487  2,773,294       0.1%
#   Dong-A ST Co., Ltd.                                           29,305  2,412,918       0.1%
#   Dong-Ah Geological Engineering Co., Ltd.                      55,489    644,696       0.0%
#   Dong-Il Corp.                                                  6,193    311,353       0.0%
#   Dongbang Transport Logistics Co., Ltd.                        64,316    106,387       0.0%
#*  DONGBU Co., Ltd.                                             651,268    410,244       0.0%
#*  Dongbu Corp.                                                  31,958    336,321       0.0%
*   Dongbu HiTek Co., Ltd.                                       249,733  4,626,767       0.1%
*   Dongbu Securities Co., Ltd.                                  223,527    720,284       0.0%
#*  Dongbu Steel Co., Ltd.                                        21,746    296,347       0.0%
    Dongil Industries Co., Ltd.                                    7,838    525,366       0.0%
#   Dongjin Semichem Co., Ltd.                                   231,941  2,108,599       0.1%
#*  Dongkook Industrial Co., Ltd.                                184,139    448,014       0.0%
    DongKook Pharmaceutical Co., Ltd.                             31,782  1,892,886       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Dongkuk Industries Co., Ltd.                                   216,407 $  870,483       0.0%
    Dongkuk Steel Mill Co., Ltd.                                   411,074  4,000,313       0.1%
#   Dongkuk Structures & Construction Co., Ltd                     191,508  1,115,490       0.0%
#   Dongsung Chemical Co., Ltd.                                     17,370    282,239       0.0%
#   DONGSUNG Corp.                                                 191,408    998,518       0.0%
#   Dongsung Finetec Co., Ltd.                                     121,287    739,815       0.0%
#*  Dongsung Pharmaceutical Co., Ltd.                              125,191    461,132       0.0%
#   Dongwha Enterprise Co., Ltd.                                    21,586    615,430       0.0%
    Dongwha Pharm Co., Ltd.                                        151,172  1,221,332       0.0%
#   Dongwon Development Co., Ltd.                                  415,738  1,673,160       0.0%
#   Dongwon F&B Co., Ltd.                                            8,930  2,008,500       0.1%
    Dongwon Industries Co., Ltd.                                     9,557  2,835,657       0.1%
#*  Dongwoo Co., Ltd.                                               58,857    240,524       0.0%
    Dongyang E&P, Inc.                                              33,020    397,251       0.0%
#*  Dongyang Steel Pipe Co., Ltd.                                  576,197    622,119       0.0%
#*  Doosan Engine Co., Ltd.                                        240,935    802,070       0.0%
    DoubleUGames Co., Ltd.                                          40,598  1,955,069       0.1%
#*  Dragonfly GF Co., Ltd.                                          51,555    282,044       0.0%
#   DRB Holding Co., Ltd.                                           62,944    599,672       0.0%
#   DSK Co., Ltd.                                                   60,314    461,883       0.0%
#   DSR Corp.                                                       23,050    190,302       0.0%
#   DSR Wire Corp.                                                  66,361    535,110       0.0%
#*  DST ROBOT Co., Ltd.                                            197,545    425,474       0.0%
#*  Duk San Neolux Co., Ltd.                                        33,510  1,101,571       0.0%
#*  Duksan Hi-Metal Co., Ltd.                                       78,272    606,286       0.0%
#   Duksung Co., Ltd.                                               81,764    390,273       0.0%
#   DuzonBIzon Co., Ltd.                                           141,968  3,392,621       0.1%
    DY Corp.                                                       152,073    930,828       0.0%
    DY POWER Corp.                                                  24,806    259,146       0.0%
#   e Tec E&C, Ltd.                                                 10,911  1,388,906       0.0%
    e-Credible Co., Ltd.                                             3,132     36,867       0.0%
#   e-LITECOM Co., Ltd.                                             50,840    429,157       0.0%
#*  e-Starco Co., Ltd.                                              49,571     66,617       0.0%
    E1 Corp.                                                        20,884  1,067,803       0.0%
    Eagon Industrial, Ltd.                                          47,388    424,439       0.0%
#   Easy Bio, Inc.                                                 311,444  1,728,512       0.0%
#*  EcoBio Holdings Co., Ltd.                                       52,300    388,993       0.0%
#*  Ecopro Co., Ltd.                                               157,180  1,993,623       0.1%
#   EG Corp.                                                        34,204    236,524       0.0%
#*  Ehwa Technologies Information Co., Ltd.                      1,996,096    656,928       0.0%
#   Elcomtec Co., Ltd.                                             261,529    596,790       0.0%
#   Elentec Co., Ltd.                                               95,414    507,763       0.0%
#*  ELK Corp.                                                       70,663     92,646       0.0%
#   EM-Tech Co., Ltd.                                               90,281    931,658       0.0%
#*  Emerson Pacific, Inc.                                           53,679  1,424,506       0.0%
#*  EMKOREA Co., Ltd.                                               60,585    199,566       0.0%
#*  EMW Co., Ltd.                                                  131,661    344,442       0.0%
#   Enex Co., Ltd.                                                 306,803    650,678       0.0%
#   ENF Technology Co., Ltd.                                        78,274  1,371,132       0.0%
#   Eo Technics Co., Ltd.                                           64,235  4,782,534       0.1%
#   Estechpharma Co., Ltd.                                          71,974    663,531       0.0%
#*  ESTsoft Corp.                                                   33,140    251,225       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Eugene Corp.                                                 301,876 $1,560,177       0.0%
*   Eugene Investment & Securities Co., Ltd.                     588,034  1,561,660       0.0%
#   Eugene Technology Co., Ltd.                                  110,560  1,655,488       0.0%
#   Eusu Holdings Co., Ltd.                                      102,874    632,038       0.0%
#   EVERDIGM Corp.                                                63,661    555,835       0.0%
#*  EXA E&C, Inc.                                                 99,097    159,766       0.0%
#   Ezwelfare Co., Ltd.                                           15,152     89,190       0.0%
#   F&F Co., Ltd.                                                 53,258  1,260,472       0.0%
#   Farmsco                                                      122,196  1,356,626       0.0%
#*  FarmStory Co., Ltd.                                          406,341    540,599       0.0%
#   Feelux Co., Ltd.                                             171,902    603,277       0.0%
#   Fila Korea, Ltd.                                              78,811  4,805,681       0.1%
#   Fine DNC Co., Ltd.                                           103,000    382,526       0.0%
#   Fine Technix Co., Ltd.                                       181,412    449,545       0.0%
#*  Finetex EnE, Inc.                                             61,015    311,833       0.0%
#*  Firstec Co., Ltd.                                            181,845    648,834       0.0%
#*  Foosung Co., Ltd.                                            414,178  2,631,635       0.1%
#   Fursys, Inc.                                                  14,730    409,030       0.0%
#*  G-SMATT GLOBAL Co., Ltd.                                     120,061  1,471,249       0.0%
#*  Gamevil, Inc.                                                 38,957  2,562,387       0.1%
    Gaon Cable Co., Ltd.                                          21,699    458,220       0.0%
#*  GeneOne Life Science, Inc.                                     4,475     37,742       0.0%
#*  Genic Co., Ltd.                                               36,272    426,834       0.0%
#*  Genie Music Corp.                                            163,238    904,196       0.0%
    Geumhwa PSC Co., Ltd.                                          3,813    122,450       0.0%
#*  Gigalane Co., Ltd.                                            35,427    186,661       0.0%
#   GIIR, Inc.                                                    22,387    196,316       0.0%
#*  Global Display Co., Ltd.                                      62,631    189,613       0.0%
#*  GNCO Co., Ltd.                                               530,650    966,415       0.0%
    Golfzon Co., Ltd.                                             22,612  1,045,260       0.0%
#   GOLFZONNEWDIN Co., Ltd.                                      132,037    659,793       0.0%
#*  Good People Co., Ltd.                                         89,915    205,498       0.0%
    Grand Korea Leisure Co., Ltd.                                 33,168    632,263       0.0%
#   Green Cross Holdings Corp.                                   107,418  3,075,308       0.1%
#*  GS Global Corp.                                              338,645    972,467       0.0%
    GS Home Shopping, Inc.                                        24,403  4,361,016       0.1%
#   Gwangju Shinsegae Co., Ltd.                                    3,520    793,475       0.0%
#   Haesung Industrial Co., Ltd.                                  25,164    309,469       0.0%
#*  Halla Corp.                                                  122,607    488,112       0.0%
#   Halla Holdings Corp.                                          64,748  3,447,288       0.1%
#   Han Kuk Carbon Co., Ltd.                                     245,312  1,434,827       0.0%
#*  Hana Micron, Inc.                                            126,250    586,493       0.0%
#   Hana Tour Service, Inc.                                       67,626  5,012,917       0.1%
#*  Hanall Biopharma Co., Ltd.                                    59,388    662,314       0.0%
    Hancom, Inc.                                                 129,688  1,959,339       0.1%
#   Handok, Inc.                                                  41,183    838,564       0.0%
    Handsome Co., Ltd.                                           108,265  2,983,092       0.1%
    Hanil Cement Co., Ltd.                                        23,282  2,392,624       0.1%
#*  Hanil Vacuum Co., Ltd.                                       140,951    340,094       0.0%
#*  Hanjin Heavy Industries & Construction Co., Ltd.             593,640  1,761,263       0.1%
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.     87,816    396,706       0.0%
#*  Hanjin Kal Corp.                                             348,244  6,189,293       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Hanjin P&C Co., Ltd.                                           285,435 $  594,081       0.0%
#   Hanjin Transportation Co., Ltd.                                 66,079  1,763,564       0.1%
#*  Hankook Cosmetics Co., Ltd.                                     70,133    912,151       0.0%
#   Hankook Cosmetics Manufacturing Co., Ltd.                       13,705    334,497       0.0%
    Hankook Shell Oil Co., Ltd.                                      4,913  1,739,976       0.1%
    Hankuk Glass Industries, Inc.                                    9,314    214,592       0.0%
    Hankuk Paper Manufacturing Co., Ltd.                            19,191    502,439       0.0%
#   Hankuk Steel Wire Co., Ltd.                                     58,735    165,039       0.0%
#   Hanla IMS Co., Ltd.                                             27,143    180,017       0.0%
#   Hanmi Semiconductor Co., Ltd.                                   92,235  1,515,770       0.0%
#   HanmiGlobal Co., Ltd.                                           46,178    417,481       0.0%
#   Hans Biomed Corp.                                               51,215    766,772       0.0%
#   Hansae Co., Ltd.                                               185,489  4,450,594       0.1%
#   Hansae Yes24 Holdings Co., Ltd.                                 75,539    666,087       0.0%
#   Hanshin Construction                                            39,054    629,903       0.0%
#   Hanshin Machinery Co.                                          212,588    588,984       0.0%
    Hansol Chemical Co., Ltd.                                       73,644  5,266,201       0.1%
*   Hansol Holdings Co., Ltd.                                      393,662  2,192,588       0.1%
#*  Hansol HomeDeco Co., Ltd.                                      459,823    670,097       0.0%
    Hansol Paper Co., Ltd.                                         108,760  1,805,474       0.1%
#*  Hansol SeenTec Co., Ltd.                                       318,065    457,967       0.0%
#*  Hansol Technics Co., Ltd.                                      120,268  1,614,684       0.0%
#*  Hanwha Galleria Timeworld Co., Ltd.                             13,559    407,683       0.0%
    Hanwha General Insurance Co., Ltd.                             323,471  2,105,624       0.1%
#*  Hanwha Investment & Securities Co., Ltd.                       897,217  2,015,586       0.1%
#   Hanyang Eng Co., Ltd.                                           39,237    404,692       0.0%
    Hanyang Securities Co., Ltd.                                    18,538    119,906       0.0%
#   Harim Co., Ltd.                                                222,154  1,092,226       0.0%
#   Harim Holdings Co., Ltd.                                       224,618    789,873       0.0%
#   HB Technology Co., Ltd.                                        408,986  1,942,972       0.1%
#   Heung-A Shipping Co., Ltd.                                   1,147,462  1,729,828       0.0%
*   Heungkuk Fire & Marine Insurance Co., Ltd.                      95,344    332,709       0.0%
#   High Tech Pharm Co., Ltd.                                       23,615    275,926       0.0%
    Hitejinro Holdings Co., Ltd.                                    59,009    575,482       0.0%
    HMC Investment Securities Co., Ltd.                            122,583  1,157,933       0.0%
#   Home Center Holdings Co., Ltd.                                 234,053    785,971       0.0%
#*  Homecast Co., Ltd.                                             147,779  1,173,813       0.0%
#   HS Industries Co., Ltd.                                        270,519  2,410,668       0.1%
    HS R&A Co., Ltd.                                                24,901    898,309       0.0%
#   Huchems Fine Chemical Corp.                                    158,762  3,236,044       0.1%
*   Hugel, Inc.                                                      3,746  1,533,719       0.0%
#   Humax Co., Ltd.                                                131,602  1,375,761       0.0%
#   Humedix Co., Ltd.                                               41,577  1,142,314       0.0%
#*  Huneed Technologies                                             29,680    315,740       0.0%
*   Huons Co., Ltd.                                                 23,214  1,080,850       0.0%
    Huons Global Co., Ltd.                                          35,213  1,033,817       0.0%
    Husteel Co., Ltd.                                                6,527     93,180       0.0%
#   Huvis Corp.                                                    115,323    766,892       0.0%
#   Huvitz Co., Ltd.                                                69,415    777,233       0.0%
    Hwa Shin Co., Ltd.                                             128,979    695,460       0.0%
    Hwacheon Machine Tool Co., Ltd.                                  4,979    224,401       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Hwail Pharm Co., Ltd.                                           59,536 $  370,799       0.0%
#   Hwangkum Steel & Technology Co., Ltd.                           41,689    311,222       0.0%
    HwaSung Industrial Co., Ltd.                                    67,222    867,202       0.0%
#   Hy-Lok Corp.                                                    67,287  1,323,802       0.0%
#   Hyosung ONB Co., Ltd.                                           10,277    101,973       0.0%
#   HyosungITX Co., Ltd.                                            14,477    206,603       0.0%
    Hyundai BNG Steel Co., Ltd.                                     64,158    714,728       0.0%
#*  Hyundai Cement Co.                                              22,245    409,196       0.0%
#   Hyundai Corp Holdings Inc.                                      28,050    390,402       0.0%
    Hyundai Corp.                                                   53,272    977,685       0.0%
    Hyundai Engineering Plastics Co., Ltd.                         128,175    884,692       0.0%
    Hyundai Home Shopping Network Corp.                             12,230  1,311,346       0.0%
    Hyundai Hy Communications & Networks Co., Ltd.                 251,890    865,232       0.0%
    Hyundai Livart Furniture Co., Ltd.                             115,620  2,889,222       0.1%
#*  Hyundai Merchant Marine Co., Ltd.                               52,373    397,597       0.0%
#*  Hyundai Mipo Dockyard Co., Ltd.                                 48,721  3,959,868       0.1%
#   Hyundai Pharmaceutical Co., Ltd.                               138,535    551,762       0.0%
#   HyVision System, Inc.                                           91,518    743,588       0.0%
#   I Controls, Inc.                                                12,311    326,287       0.0%
#   i-Components Co., Ltd.                                          43,399    426,917       0.0%
    i-SENS, Inc.                                                    64,743  1,677,076       0.0%
#   I3System, Inc.                                                  17,475    734,844       0.0%
#*  iA, Inc.                                                       264,437    890,533       0.0%
#   ICD Co., Ltd.                                                   91,554  1,297,301       0.0%
#*  IE, Ltd.                                                     1,307,133    381,376       0.0%
#*  IHQ, Inc.                                                      460,725    709,339       0.0%
#   Il Dong Holdings Co., Ltd.                                      31,840    535,358       0.0%
#   IL Dong Pharmaceutical Co., Ltd.                                51,329  1,011,345       0.0%
    Ilji Technology Co., Ltd.                                       10,190     55,169       0.0%
#*  Iljin Display Co., Ltd.                                        131,114    670,442       0.0%
#   Iljin Electric Co., Ltd.                                       120,840    519,413       0.0%
#   Iljin Holdings Co., Ltd.                                       171,499    707,165       0.0%
#   Iljin Materials Co., Ltd.                                      122,458  1,811,843       0.1%
#   Ilshin Spinning Co., Ltd.                                        9,949  1,031,371       0.0%
#*  ilShinbiobase Co,Ltd.                                           55,644    131,640       0.0%
#   Ilsung Pharmaceuticals Co., Ltd.                                 3,705    431,319       0.0%
#*  IM Co., Ltd.                                                   125,012    481,799       0.0%
#   iMarketKorea, Inc.                                             141,759  1,655,525       0.0%
#   InBody Co., Ltd.                                                82,313  1,929,694       0.1%
#*  Infinitt Healthcare Co., Ltd.                                  103,845    647,355       0.0%
#*  Infraware, Inc.                                                184,486    414,741       0.0%
#*  INITECH Co., Ltd.                                               52,438    358,532       0.0%
#*  InkTec Co., Ltd.                                                 8,164     50,272       0.0%
    Innocean Worldwide, Inc.                                        23,170  1,299,356       0.0%
#*  InnoWireless, Inc.                                              21,995    227,966       0.0%
#*  Innox Corp.                                                     63,904  1,851,771       0.1%
#*  Insun ENT Co., Ltd.                                            196,856  1,058,421       0.0%
#   Intelligent Digital Integrated Security Co., Ltd.               33,909    272,397       0.0%
#*  Interflex Co., Ltd.                                              3,501     86,042       0.0%
    Intergis Co., Ltd.                                              11,220     30,914       0.0%
#   Interojo Co., Ltd.                                              55,561  1,910,714       0.1%
#   Interpark Corp.                                                 86,960    821,436       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Interpark Holdings Corp.                                     317,453 $1,497,453       0.0%
    INTOPS Co., Ltd.                                              93,188    998,816       0.0%
*   INVENIA Co., Ltd.                                             88,253    409,196       0.0%
    Inzi Controls Co., Ltd.                                       42,034    197,578       0.0%
#   INZI Display Co., Ltd.                                        32,254     68,059       0.0%
#*  Iones Co., Ltd.                                               48,881    744,529       0.0%
    IS Dongseo Co., Ltd.                                          58,229  2,197,041       0.1%
#   ISC Co., Ltd.                                                 66,042  1,177,123       0.0%
    ISU Chemical Co., Ltd.                                        66,660  1,001,474       0.0%
#   IsuPetasys Co., Ltd.                                         195,899    803,381       0.0%
#   J.ESTINA Co., Ltd.                                            70,529    552,109       0.0%
#*  Jaeyoung Solutec Co., Ltd.                                   157,239    467,149       0.0%
    Jahwa Electronics Co., Ltd.                                   80,029  1,159,407       0.0%
#   JASTECH, Ltd.                                                 54,488  1,189,120       0.0%
#   JB Financial Group Co., Ltd.                                 741,403  3,935,779       0.1%
#   JC Hyun System, Inc.                                          80,715    466,913       0.0%
*   Jcontentree Corp.                                            261,672    919,432       0.0%
#   Jeil Pharmaceutical Co.                                        5,274    318,775       0.0%
    Jeju Air Co., Ltd.                                            58,366  1,659,796       0.0%
#*  Jeju Semiconductor Corp.                                      66,476    218,335       0.0%
    Jinro Distillers Co., Ltd.                                    14,366    397,262       0.0%
#   Jinsung T.E.C.                                                90,631    615,175       0.0%
    JLS Co., Ltd.                                                 51,867    345,023       0.0%
#*  JoyCity Corp.                                                 46,124    935,591       0.0%
#*  Jusung Engineering Co., Ltd.                                 281,410  2,544,302       0.1%
#   JVM Co., Ltd.                                                 25,943    995,557       0.0%
#   JW Holdings Corp.                                            260,748  1,789,683       0.1%
#   JW Pharmaceutical Corp.                                       70,424  2,680,342       0.1%
#   JW Shinyak Corp.                                              16,523    112,528       0.0%
*   JYP Entertainment Corp.                                      211,588  1,310,398       0.0%
#   Kangnam Jevisco Co., Ltd.                                     24,964    833,328       0.0%
#   KAON Media Co., Ltd.                                          87,557    907,343       0.0%
    KB Capital Co., Ltd.                                          81,313  1,941,843       0.1%
#   KC Cottrell Co., Ltd.                                         15,012     81,582       0.0%
#   KC Green Holdings Co., Ltd.                                   96,596    596,422       0.0%
    KC Tech Co., Ltd.                                            156,035  2,021,012       0.1%
#   KCC Engineering & Construction Co., Ltd.                      43,873    323,580       0.0%
    KCI, Ltd.                                                      2,256     16,195       0.0%
*   KEC Corp.                                                    454,496    413,139       0.0%
#   KEPCO Engineering & Construction Co., Inc.                   100,420  2,221,970       0.1%
#   Keyang Electric Machinery Co., Ltd.                          166,186    799,407       0.0%
#*  KEYEAST Co., Ltd.                                            466,462    987,477       0.0%
#   KG Chemical Corp.                                             58,897    708,934       0.0%
#   KG Eco Technology Service Co., Ltd.                          206,932    598,237       0.0%
#   Kginicis Co., Ltd.                                           118,407  1,190,269       0.0%
#   KGMobilians Co., Ltd.                                        119,037    777,901       0.0%
#   KH Vatec Co., Ltd.                                           111,894  1,243,326       0.0%
    KISCO Corp.                                                   30,344    999,719       0.0%
    KISCO Holdings Co., Ltd.                                       8,387    472,278       0.0%
#   Kishin Corp.                                                  49,420    198,001       0.0%
    KISWIRE, Ltd.                                                 41,825  1,388,574       0.0%
#*  KJ Pretech Co., Ltd.                                          50,707    149,375       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  KleanNara Co., Ltd.                                          143,803 $  675,470       0.0%
*   KMH Co., Ltd.                                                 65,831    469,622       0.0%
#*  KMH Hitech Co., Ltd.                                         147,148    178,354       0.0%
#*  KMW Co., Ltd.                                                 22,069    276,321       0.0%
#   Kocom Co., Ltd.                                               53,803    410,847       0.0%
#   Kodaco Co., Ltd.                                             214,531    633,012       0.0%
#*  KODI-M Co., Ltd.                                             356,894    533,690       0.0%
#   Koentec Co., Ltd.                                            306,814    859,138       0.0%
    Koh Young Technology, Inc.                                    78,674  3,711,117       0.1%
#   Kolao Holdings                                               147,557    866,878       0.0%
#   Kolmar BNH Co., Ltd.                                          41,541    747,535       0.0%
#   Kolon Corp.                                                   48,367  2,653,615       0.1%
    Kolon Global Corp.                                            31,442    371,619       0.0%
#   Kolon Life Science, Inc.                                       1,839    227,416       0.0%
#   Kolon Plastic, Inc.                                           83,422    468,708       0.0%
    Komelon Corp.                                                 37,832    345,559       0.0%
*   KONA I Co., Ltd.                                             100,937    860,042       0.0%
#   Kook Soon Dang Brewery Co., Ltd.                              89,393    506,291       0.0%
#   Kopla Co., Ltd.                                               29,264    357,312       0.0%
#   Korea Alcohol Industrial Co., Ltd.                            89,552    714,029       0.0%
    Korea Autoglass Corp.                                         27,247    400,878       0.0%
#   Korea Cast Iron Pipe Industries Co., Ltd.                     69,795    565,965       0.0%
#   Korea Circuit Co., Ltd.                                       79,720    927,480       0.0%
#   Korea District Heating Corp.                                  21,958  1,361,641       0.0%
    Korea Electric Terminal Co., Ltd.                             39,899  2,493,524       0.1%
#   Korea Electronic Certification Authority, Inc.               127,960    873,927       0.0%
#   Korea Electronic Power Industrial Development Co., Ltd.       74,881    296,740       0.0%
    Korea Export Packaging Industrial Co., Ltd.                    5,621     85,940       0.0%
    Korea Flange Co., Ltd.                                        20,776    231,771       0.0%
#   Korea Fuel-Tech Corp.                                         36,117    162,810       0.0%
#   Korea Industrial Co., Ltd.                                    95,471    339,834       0.0%
#*  Korea Information & Communications Co, Ltd.                  103,315    926,139       0.0%
#   Korea Information Certificate Authority, Inc.                101,295    588,744       0.0%
#   Korea Kolmar Holdings Co., Ltd.                               52,289  1,515,238       0.0%
#*  Korea Line Corp.                                             111,900  2,371,083       0.1%
#*  Korea Materials & Analysis Corp.                              32,509    631,006       0.0%
#   Korea United Pharm, Inc.                                      70,739  1,278,050       0.0%
    Korean Reinsurance Co.                                       282,642  2,805,423       0.1%
#   Kortek Corp.                                                  78,059  1,014,355       0.0%
    KPX Chemical Co., Ltd.                                        14,369    772,592       0.0%
#*  KR Motors Co., Ltd.                                           56,572     35,271       0.0%
#   Ksign Co., Ltd.                                              285,103    502,059       0.0%
    KSS LINE, Ltd.                                                72,590    538,648       0.0%
*   KT Hitel Co., Ltd.                                            96,504    597,030       0.0%
    KT Skylife Co., Ltd.                                         180,076  2,562,582       0.1%
#   KT Submarine Co., Ltd.                                       100,696    433,851       0.0%
#*  KTB Investment & Securities Co., Ltd.                        366,636  1,046,857       0.0%
#   KTCS Corp.                                                   202,052    454,341       0.0%
#   Ktis Corp.                                                   176,462    552,289       0.0%
#*  Kuk Young G&M                                                186,943    198,691       0.0%
#   Kukbo Design Co., Ltd.                                        18,010    239,650       0.0%
    Kukdo Chemical Co., Ltd.                                      24,731  1,043,256       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
*   Kukdong Corp.                                                  1,069 $    9,867       0.0%
#   Kukdong Oil & Chemicals Co., Ltd.                             75,508    244,465       0.0%
#*  Kum Yang Co., Ltd. .                                         101,497    231,857       0.0%
#*  Kumho Electric Co., Ltd.                                      18,861    180,633       0.0%
#   Kumho Industrial Co., Ltd.                                   132,048  1,085,170       0.0%
#*  Kumho Tire Co., Inc.                                         378,607  2,676,746       0.1%
#   Kumkang Kind Co., Ltd.                                        17,201    567,477       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                          234,808  1,819,339       0.1%
#*  Kwang Myung Electric Co., Ltd.                               278,852    721,092       0.0%
#   Kwangju Bank                                                 189,283  1,961,143       0.1%
*   Kyeryong Construction Industrial Co., Ltd.                    20,308    313,770       0.0%
    Kyobo Securities Co., Ltd.                                   141,085  1,183,927       0.0%
#   Kyongbo Pharmaceutical Co., Ltd.                              80,079    928,321       0.0%
#   Kyung Dong Navien Co., Ltd.                                   41,530  1,326,437       0.0%
#*  Kyung Nam Pharm Co., Ltd.                                     31,125    139,728       0.0%
#   Kyung-In Synthetic Corp.                                     193,710    756,097       0.0%
#   Kyungbang, Ltd.                                               61,785    797,844       0.0%
#   Kyungchang Industrial Co., Ltd.                               87,499    380,175       0.0%
#   KyungDong City Gas Co., Ltd.                                  16,891  1,071,738       0.0%
#   Kyungdong Pharm Co., Ltd.                                     47,088    777,900       0.0%
#   L&F Co., Ltd.                                                 16,505    253,001       0.0%
#*  LB Semicon, Inc.                                             220,837    544,963       0.0%
#   LEADCORP, Inc. (The)                                         115,261    724,071       0.0%
#*  Leaders Cosmetics Co., Ltd.                                   90,584  1,486,702       0.0%
    Lee Ku Industrial Co., Ltd.                                  203,505    359,119       0.0%
    LEENO Industrial, Inc.                                        71,549  2,677,574       0.1%
#   Leenos Corp.                                                 179,182    541,208       0.0%
    LF Corp.                                                     149,068  3,266,812       0.1%
    LG Hausys, Ltd.                                               48,842  4,289,799       0.1%
    LG International Corp.                                       214,286  6,116,339       0.1%
#   Lion Chemtech Co., Ltd.                                       56,351    847,369       0.0%
#*  LIS Co., Ltd.                                                 57,578    507,928       0.0%
#*  Liveplex Co., Ltd.                                           381,326    438,524       0.0%
#   LMS Co., Ltd.                                                 32,869    321,828       0.0%
#   Lock&Lock Co., Ltd.                                          154,467  1,932,755       0.1%
#*  LONGTU KOREA, Inc.                                            13,206    160,016       0.0%
#*  LOT Vacuum Co., Ltd.                                          50,206    590,426       0.0%
    LOTTE Fine Chemical Co., Ltd.                                139,854  4,731,075       0.1%
    Lotte Food Co., Ltd.                                           5,343  3,010,876       0.1%
    LOTTE Himart Co., Ltd.                                        73,525  3,553,389       0.1%
    Lotte Non-Life Insurance Co., Ltd.                           523,109  1,241,270       0.0%
    LS Industrial Systems Co., Ltd.                               99,113  4,422,230       0.1%
*   Lumens Co., Ltd.                                             317,869  1,013,165       0.0%
#   Lutronic Corp.                                                94,212  1,199,253       0.0%
#*  Macrogen, Inc.                                                66,897  1,739,002       0.1%
#   Maeil Dairy Industry Co., Ltd.                                47,074  2,233,936       0.1%
*   Majestar Co., Ltd.                                            28,647     34,696       0.0%
#*  Mcnex Co., Ltd.                                               38,722    762,715       0.0%
#   MDS Technology Co., Ltd.                                      45,925    929,882       0.0%
#*  Mediana Co., Ltd.                                             32,764    378,228       0.0%
#   Meerecompany, Inc.                                             7,991    293,234       0.0%
#   MegaStudy Co., Ltd.                                           18,677    526,852       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
    MegaStudyEdu Co., Ltd.                                           4,919 $  183,217       0.0%
#*  Melfas, Inc.                                                   138,000    799,561       0.0%
#   META BIOMED Co., Ltd.                                          137,952    491,429       0.0%
#*  Mgame Corp.                                                    117,865    544,132       0.0%
    Mi Chang Oil Industrial Co., Ltd.                                4,968    378,869       0.0%
#*  MiCo, Ltd.                                                     162,654    453,630       0.0%
#   Minwise Co., Ltd.                                               60,598  1,026,975       0.0%
    Mirae Asset Life Insurance Co., Ltd.                           405,482  1,989,368       0.1%
#*  Mirae Corp.                                                  2,226,388    574,711       0.0%
    Miwon Chemicals Co., Ltd.                                        3,630    213,756       0.0%
*   Miwon Commercial Co., Ltd.                                         716    143,249       0.0%
#   Miwon Specialty Chemical Co., Ltd.                               1,399    821,278       0.0%
#   MK Electron Co., Ltd.                                          115,208    879,234       0.0%
#   MK Trend Co., Ltd.                                              32,670    333,120       0.0%
#*  MNTech Co., Ltd.                                               123,572    662,904       0.0%
    Mobase Co., Ltd.                                                59,021    392,179       0.0%
#*  Moda, Inc.                                                      80,078    822,885       0.0%
#*  Moda-InnoChips Co., Ltd.                                        14,702    122,150       0.0%
    Modetour Network, Inc.                                          79,973  2,774,692       0.1%
#   Monalisa Co., Ltd.                                             104,072    542,498       0.0%
#   MonAmi Co., Ltd.                                               112,097    412,419       0.0%
#   Moorim P&P Co., Ltd.                                           153,611    558,600       0.0%
#*  Moorim Paper Co., Ltd.                                         149,278    358,109       0.0%
#   Motonic Corp.                                                   74,383    615,088       0.0%
#*  MPK Group, Inc.                                                151,072    225,539       0.0%
#   Muhak Co., Ltd.                                                106,269  2,149,671       0.1%
#   Multicampus Co, Ltd.                                            18,268    599,105       0.0%
#   Myungmoon Pharm Co., Ltd.                                      137,956    612,856       0.0%
    Namhae Chemical Corp.                                          172,692  1,392,595       0.0%
#*  Namsun Aluminum Co., Ltd.                                      496,334    542,543       0.0%
#*  Namuga Co., Ltd.                                                 9,406    311,964       0.0%
    Namyang Dairy Products Co., Ltd.                                 2,288  1,743,839       0.1%
#*  Nanos Co., Ltd.                                                 38,381     10,422       0.0%
#   Nasmedia Co., Ltd.                                              26,106  1,067,788       0.0%
#*  Naturalendo Tech Co., Ltd.                                      50,138    601,405       0.0%
#   NeoPharm Co., Ltd.                                              36,432    868,338       0.0%
#*  Neowiz                                                         112,898  1,160,126       0.0%
#*  NEOWIZ HOLDINGS Corp.                                           38,369    524,354       0.0%
*   NEPES Corp.                                                    135,307  1,152,768       0.0%
#   Nexen Corp.                                                    272,063  1,971,432       0.1%
    Nexen Tire Corp.                                               184,994  2,218,486       0.1%
*   Nexon GT Co., Ltd.                                             112,012    780,056       0.0%
#*  Next Entertainment World Co., Ltd.                              39,100    295,873       0.0%
#   Nexturn Co., Ltd.                                               53,400  1,086,051       0.0%
#*  NHN Entertainment Corp.                                        114,640  6,261,143       0.1%
#*  NHN KCP Corp.                                                   86,088  1,024,867       0.0%
    NICE Holdings Co., Ltd.                                        116,535  1,964,919       0.1%
#   Nice Information & Telecommunication, Inc.                      42,020  1,004,020       0.0%
#   NICE Information Service Co., Ltd.                             261,828  1,837,345       0.1%
#   NICE Total Cash Management Co., Ltd.                           114,914    893,213       0.0%
#*  NK Co., Ltd.                                                   272,803    476,614       0.0%
#   Nong Shim Holdings Co., Ltd.                                    12,807  1,215,618       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Nong Woo Bio Co., Ltd.                                          67,166 $1,035,029       0.0%
#   Noroo Holdings Co., Ltd.                                        13,599    178,749       0.0%
#   NOROO Paint & Coatings Co., Ltd.                                64,492    461,079       0.0%
    NPC                                                             66,771    382,596       0.0%
#   NS Shopping Co., Ltd.                                           13,972  2,087,389       0.1%
#*  Nuri Telecom Co., Ltd.                                          57,184    514,763       0.0%
#*  NUTRIBIOTECH Co., Ltd.                                          42,325    836,705       0.0%
#*  NUVOTEC Co., Ltd.                                              153,125    381,848       0.0%
#*  Omnisystem Co., Ltd.                                           258,001    607,516       0.0%
#*  ONDA Entertainment Co., Ltd.                                   171,971    381,195       0.0%
#   Openbase, Inc.                                                 201,345    742,451       0.0%
#   Opto Device Technology Co., Ltd.                                56,187    451,990       0.0%
#*  OPTRON-TEC, Inc.                                               122,304    770,099       0.0%
#*  Orientbio, Inc.                                                446,032    552,145       0.0%
#*  OSANGJAIEL Co., Ltd.                                            14,573    116,093       0.0%
#*  Osstem Implant Co., Ltd.                                        90,651  4,201,400       0.1%
#*  Osung LST Co., Ltd.                                            186,772    146,123       0.0%
#*  Pan-Pacific Co., Ltd.                                          197,431    682,607       0.0%
    Pang Rim Co., Ltd.                                              10,174    198,868       0.0%
#*  PaperCorea, Inc.                                             1,570,103    704,787       0.0%
#   Paradise Co., Ltd.                                             316,515  3,917,195       0.1%
#   Partron Co., Ltd.                                              349,480  3,343,649       0.1%
#*  Paru Co., Ltd.                                                 214,272    607,824       0.0%
#*  People & Technologies, Inc.                                     37,322    383,288       0.0%
#   PHARMA RESEARCH PRODUCTS Co., Ltd.                              29,057    912,231       0.0%
#*  Pharmicell Co., Ltd.                                            85,904    328,381       0.0%
#*  Phoenix Materials Co., Ltd.                                    340,119    381,970       0.0%
    Pixelplus Co., Ltd.                                             29,482    353,302       0.0%
*   PNE Solution Co., Ltd.                                           4,186     24,926       0.0%
#*  Pobis TNC Co., Ltd.                                            236,542    471,995       0.0%
    Poongsan Corp.                                                 152,642  5,232,247       0.1%
#   Poongsan Holdings Corp.                                         28,344  1,187,865       0.0%
#   POSCO Chemtech Co., Ltd.                                       159,112  2,012,462       0.1%
    POSCO Coated & Color Steel Co., Ltd.                            13,777    375,813       0.0%
#   Posco ICT Co., Ltd.                                            406,650  2,450,128       0.1%
    Posco M-Tech Co., Ltd.                                         148,368    353,108       0.0%
#*  Power Logics Co., Ltd.                                         180,807    837,535       0.0%
*   Prostemics Co., Ltd.                                           138,631    469,719       0.0%
    Protec Co., Ltd.                                                 2,873     38,373       0.0%
    PS TEC Co., Ltd.                                                 6,466     28,147       0.0%
#   PSK, Inc.                                                      111,558  1,362,298       0.0%
#   Pulmuone Co., Ltd.                                               7,229    825,228       0.0%
#   Pyeong Hwa Automotive Co., Ltd.                                 91,024  1,087,461       0.0%
#*  RaonSecure Co., Ltd.                                           147,021    406,672       0.0%
#*  Redrover Co., Ltd.                                             202,805  1,031,943       0.0%
#   Reyon Pharmaceutical Co., Ltd.                                  34,594    838,865       0.0%
#   RFsemi Technologies, Inc.                                       30,415    234,833       0.0%
#*  RFTech Co., Ltd.                                               125,838    734,801       0.0%
#   Robostar Co., Ltd.                                              46,444    721,527       0.0%
#*  S Net Systems, Inc.                                             90,412    485,133       0.0%
#*  S&S Tech Corp.                                                 111,557    612,405       0.0%
#*  S&T Corp.                                                       14,935    247,924       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
*   S&T Dynamics Co., Ltd.                                       164,411 $1,295,953       0.0%
    S&T Holdings Co., Ltd.                                        52,081    718,179       0.0%
#   S&T Motiv Co., Ltd.                                           68,387  2,703,990       0.1%
#*  S-Connect Co., Ltd.                                          402,406  1,028,120       0.0%
    S-Energy Co., Ltd.                                            63,166    443,365       0.0%
#*  S-MAC Co., Ltd.                                              364,557    770,370       0.0%
#   S.Y. Panel Co., Ltd.                                          77,625    542,752       0.0%
#   Saeron Automotive Corp.                                        2,640     17,586       0.0%
#   Sajo Industries Co., Ltd.                                     21,177  1,289,168       0.0%
#*  Sajodongaone Co., Ltd.                                       149,799    216,436       0.0%
*   SAJOHAEPYO Corp.                                                 574      5,898       0.0%
#   Sam Chun Dang Pharm Co., Ltd.                                102,144  1,265,285       0.0%
#*  SAM KANG M&T Co., Ltd.                                        75,787    444,525       0.0%
    Sam Young Electronics Co., Ltd.                               74,857    854,310       0.0%
#   Sam Yung Trading Co., Ltd.                                    67,574  1,110,262       0.0%
    Sam-A Pharm Co., Ltd.                                          4,439     77,785       0.0%
#   Sambo Motors Co., Ltd.                                        16,143     88,236       0.0%
    Samchully Co., Ltd.                                           18,666  1,738,193       0.0%
#   Samchuly Bicycle Co., Ltd.                                    56,388    651,518       0.0%
#   Samho Development Co., Ltd.                                   85,570    344,353       0.0%
#*  Samho International Co., Ltd.                                 41,074    608,092       0.0%
#   SAMHWA Paints Industrial Co., Ltd.                            62,525    478,138       0.0%
#   Samick Musical Instruments Co., Ltd.                         434,190    829,050       0.0%
#   Samick THK Co., Ltd.                                          71,765    904,072       0.0%
#*  Samji Electronics Co., Ltd.                                   77,681    604,897       0.0%
#*  Samjin LND Co., Ltd.                                          98,862    252,646       0.0%
    Samjin Pharmaceutical Co., Ltd.                               71,670  2,130,275       0.1%
#   Samkee Automotive Co., Ltd.                                  109,961    316,750       0.0%
#   Samkwang Glass                                                22,013  1,143,248       0.0%
#   Sammok S-Form Co., Ltd.                                       59,384    713,591       0.0%
#*  SAMPYO Cement Co., Ltd.                                      163,983    544,566       0.0%
*   Samsung Pharmaceutical Co., Ltd.                              29,487     93,699       0.0%
#   SAMT Co., Ltd.                                               430,729    820,280       0.0%
#   Samwha Capacitor Co., Ltd.                                    61,058    713,263       0.0%
    Samyang Corp.                                                 21,381  1,808,497       0.1%
#   Samyang Foods Co., Ltd.                                       21,515  1,070,367       0.0%
    Samyang Holdings Corp.                                        26,732  2,969,734       0.1%
#   Samyang Tongsang Co., Ltd.                                    11,841    571,269       0.0%
*   Samyoung Chemical Co., Ltd.                                  136,867    203,907       0.0%
    Samyoung M-Tek Co., Ltd.                                      10,739     48,319       0.0%
#   Sang-A Frontec Co., Ltd.                                      38,565    407,456       0.0%
#*  Sangbo Corp.                                                 169,943    478,924       0.0%
#   Sangsin Brake                                                 27,844    165,603       0.0%
*   Sapphire Technology Co., Ltd.                                 15,530     32,046       0.0%
#   SaraminHR Co, Ltd.                                            41,326    759,989       0.0%
#   Satrec Initiative Co., Ltd.                                   19,756    695,922       0.0%
#   SAVEZONE I&C Corp.                                            82,400    377,272       0.0%
#*  SBI Investment Korea Co., Ltd.                               257,130    154,836       0.0%
    SBS Contents Hub Co., Ltd.                                    45,751    341,130       0.0%
    SBS Media Holdings Co., Ltd.                                 325,519    817,891       0.0%
#*  SBW                                                          842,879  1,106,276       0.0%
#*  SDN Co., Ltd.                                                233,470    280,822       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Seah Besteel Corp.                                              97,183 $2,382,784       0.1%
    SeAH Holdings Corp.                                              4,924    592,836       0.0%
    SeAH Steel Corp.                                                21,656  1,846,927       0.1%
#   Sebang Co., Ltd.                                                70,722    962,233       0.0%
    Sebang Global Battery Co., Ltd.                                 49,797  1,640,849       0.0%
*   Seegene, Inc.                                                   58,471  1,830,652       0.1%
#   Sejong Industrial Co., Ltd.                                     71,970    593,161       0.0%
*   Sejong Telecom, Inc.                                         1,173,567  1,012,457       0.0%
#   Sejoong Co., Ltd.                                               70,736    262,588       0.0%
#   Sekonix Co., Ltd.                                               63,573    985,543       0.0%
#*  Selvas AI Inc.                                                 111,896    433,996       0.0%
#   Sempio Co.                                                       6,723    219,500       0.0%
#   Sempio Foods Co.                                                14,221    461,886       0.0%
#   Semyung Electric Machinery Co., Ltd.                             9,493     48,914       0.0%
#   Seobu T&D                                                      123,470  1,828,012       0.1%
#   Seohan Co., Ltd.                                               587,338  1,405,097       0.0%
#   Seohee Construction Co., Ltd.                                1,033,788  1,189,795       0.0%
#   Seondo Electric Co., Ltd.                                       91,667    319,673       0.0%
#   Seoul Auction Co., Ltd.                                         82,515    655,900       0.0%
#   Seoul Pharma Co., Ltd.                                          22,333    202,060       0.0%
#   Seoul Semiconductor Co., Ltd.                                  304,747  5,030,673       0.1%
#   Seowon Co., Ltd.                                               169,363    215,486       0.0%
#   SEOWONINTECH Co., Ltd.                                          73,343    763,195       0.0%
#   Seoyon Co., Ltd.                                               109,742    973,694       0.0%
#*  Sewon Cellontech Co., Ltd.                                     341,652    768,223       0.0%
    Sewon Precision Industry Co., Ltd.                              23,797    397,080       0.0%
#   SEWOONMEDICAL Co., Ltd.                                        160,214    566,793       0.0%
    SFA Engineering Corp.                                           76,819  5,276,108       0.1%
#*  SFA Semicon Co, Ltd.                                           569,514  1,184,623       0.0%
#*  SFC Co., Ltd.                                                  159,821    457,634       0.0%
#*  SG Corp.                                                       865,420    881,426       0.0%
#*  SG&G Corp.                                                      84,340    288,661       0.0%
#*  SGA Co., Ltd.                                                  557,807    572,915       0.0%
#   SH Energy & Chemical Co., Ltd.                                 739,431    979,859       0.0%
#*  Shin Poong Pharmaceutical Co., Ltd.                            286,037  1,586,447       0.0%
#   Shinil Industrial Co., Ltd.                                    301,022    551,791       0.0%
#   Shinsegae Engineering & Construction Co., Ltd.                  19,334    613,211       0.0%
#   Shinsegae Food Co., Ltd.                                        17,789  2,430,262       0.1%
#   Shinsegae Information & Communication Co., Ltd.                  8,076    531,229       0.0%
    Shinsegae International, Inc.                                   19,972  1,283,132       0.0%
#*  Shinsung E&G Energy Co., Ltd.                                1,034,116  1,652,405       0.0%
#*  Shinsung Tongsang Co., Ltd.                                    608,989    631,143       0.0%
#   Shinwha Intertek Corp.                                         201,959    712,444       0.0%
#*  Shinwon Corp.                                                  173,143    277,493       0.0%
#   Shinyoung Securities Co., Ltd.                                  25,594  1,122,128       0.0%
#   SHOWBOX Corp.                                                  272,250  1,310,121       0.0%
#*  Signal Entertainment Group Corp.                               495,519    295,513       0.0%
#*  Signetics Corp.                                                354,106    422,914       0.0%
#*  SIGONG TECH Co., Ltd.                                           91,546    564,630       0.0%
#   Silicon Works Co., Ltd.                                         78,879  2,029,565       0.1%
#   Silla Co., Ltd.                                                 46,048    590,989       0.0%
    SIMMTECH Co., Ltd.                                              42,126    393,589       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  SIMMTECH HOLDINGS Co., Ltd.                                    174,870 $  509,569       0.0%
    SIMPAC, Inc.                                                    96,815    419,850       0.0%
    Sindoh Co., Ltd.                                                30,684  1,415,685       0.0%
#*  Sinjin SM Co., Ltd.                                              4,208     37,523       0.0%
    SJM Co., Ltd.                                                   34,349    190,701       0.0%
#   SK Bioland Co., Ltd.                                            71,604  1,163,320       0.0%
#   SK D&D Co., Ltd.                                                27,855    675,397       0.0%
#   SK Gas, Ltd.                                                    31,515  3,251,680       0.1%
#*  SK Securities Co., Ltd.                                      3,333,510  3,509,000       0.1%
#   SKC Co., Ltd.                                                  152,172  3,828,836       0.1%
#*  SKC Solmics Co., Ltd.                                          200,739    652,739       0.0%
#   SKCKOLONPI, Inc.                                               102,904  1,536,484       0.0%
    SL Corp.                                                        95,286  1,515,330       0.0%
#*  SM Culture & Contents Co., Ltd.                                309,358    560,892       0.0%
#*  SM Entertainment Co.                                           131,762  2,991,210       0.1%
#   SMCo.re, Inc.                                                   25,857    334,017       0.0%
#   SMEC Co., Ltd.                                                 146,477    549,835       0.0%
#*  SNTEK Co., Ltd.                                                  5,937     35,480       0.0%
#*  SNU Precision Co., Ltd.                                        147,168    612,629       0.0%
#*  Solborn, Inc.                                                  114,653    616,884       0.0%
#*  Solid, Inc.                                                    189,405    411,818       0.0%
    Songwon Industrial Co., Ltd.                                   110,517  1,746,857       0.1%
#*  Sonokong Co., Ltd.                                             143,503    733,882       0.0%
#   Soosan Heavy Industries Co., Ltd.                              206,213    318,686       0.0%
#   Soulbrain Co., Ltd.                                             69,163  3,341,198       0.1%
#*  Spero Global Co., Ltd.                                          74,501    190,712       0.0%
#   SPG Co., Ltd.                                                   63,170    315,169       0.0%
#   Spigen Korea Co., Ltd.                                          19,858    878,972       0.0%
    Ssangyong Cement Industrial Co., Ltd.                           39,393    461,389       0.0%
*   Ssangyong Information & Communication                            9,607     18,443       0.0%
#   Ssangyong Materials Corp.                                      170,937    447,135       0.0%
*   Ssangyong Motor Co.                                            241,318  1,598,996       0.0%
#   Suheung Co., Ltd.                                               42,994  1,410,879       0.0%
    Sun Kwang Co., Ltd.                                             11,977    194,659       0.0%
#   Sunchang Corp.                                                  54,857    515,856       0.0%
#*  SundayToz Corp.                                                 37,977    746,753       0.0%
#   Sung Bo Chemicals Co., Ltd.                                     56,100    308,188       0.0%
#   Sung Kwang Bend Co., Ltd.                                      145,690  1,349,595       0.0%
#   Sungchang Enterprise Holdings, Ltd.                            422,410  1,099,358       0.0%
#   Sungdo Engineering & Construction Co., Ltd.                     30,918    175,194       0.0%
#*  Sungshin Cement Co., Ltd.                                      115,422    706,980       0.0%
    Sungwoo Hitech Co., Ltd.                                       260,089  1,693,317       0.0%
#   Sunjin Co., Ltd.                                                67,046  1,197,388       0.0%
#*  Suprema HQ, Inc.                                                36,612    261,605       0.0%
#*  Suprema, Inc.                                                   33,897    666,397       0.0%
#*  Synopex, Inc.                                                  433,796    697,393       0.0%
#   Systems Technology, Inc.                                        72,171    830,015       0.0%
*   T'way Holdings, Inc.                                           223,546    520,518       0.0%
    Tae Kyung Industrial Co., Ltd.                                  39,841    169,011       0.0%
    Taekwang Industrial Co., Ltd.                                    2,850  2,230,747       0.1%
#*  Taewoong Co., Ltd.                                              77,840  1,794,064       0.1%
#*  Taeyoung Engineering & Construction Co., Ltd.                  296,040  1,643,159       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Taihan Textile Co., Ltd.                                         1,058 $   82,914       0.0%
#   Tailim Packaging Co., Ltd.                                      27,085     73,146       0.0%
#*  TBH Global Co., Ltd.                                           101,248    714,815       0.0%
#   TechWing, Inc.                                                  96,011  1,028,283       0.0%
#   Tera Semicon Co., Ltd.                                          54,745  1,521,688       0.0%
#   TES Co., Ltd.                                                  101,888  2,330,444       0.1%
*   Tesna Co., Ltd.                                                  3,847     50,501       0.0%
#*  Texcell-NetCom Co., Ltd.                                       244,545  1,626,085       0.0%
#*  Theragen Etex Co., Ltd.                                         42,112    219,238       0.0%
#*  Thinkware Systems Corp.                                         48,447    502,050       0.0%
#*  TK Chemical Corp.                                              294,194    497,641       0.0%
#   TK Corp.                                                       114,382    910,255       0.0%
#   TLI, Inc.                                                       23,474    124,025       0.0%
#   Tokai Carbon Korea Co., Ltd.                                    36,022  1,108,961       0.0%
#   Tong Yang Moolsan Co., Ltd.                                    332,550    535,230       0.0%
    Tongyang Life Insurance Co., Ltd.                              287,777  2,538,011       0.1%
#   Tongyang, Inc.                                               1,407,545  2,660,954       0.1%
#   Tonymoly Co., Ltd.                                              45,846    856,042       0.0%
#   Top Engineering Co., Ltd.                                       77,972    498,507       0.0%
#   Toptec Co., Ltd.                                               124,617  2,998,680       0.1%
#   Tovis Co., Ltd.                                                103,377    745,323       0.0%
#*  Trais Co., Ltd.                                                 24,456     52,358       0.0%
    TS Corp.                                                        29,456    659,979       0.0%
#   UBCare Co., Ltd.                                               189,032    597,783       0.0%
#   Ubiquoss Holdings, Inc.                                         74,193    436,456       0.0%
#*  Ubiquoss, Inc.                                                  23,646    495,612       0.0%
#*  Ubivelox, Inc.                                                  25,329    240,397       0.0%
#*  Ugint Co., Ltd.                                              2,294,490    867,755       0.0%
    UIL Co., Ltd.                                                   26,259    276,738       0.0%
#   Uju Electronics Co., Ltd.                                       51,487    755,108       0.0%
    Unid Co., Ltd.                                                  37,880  1,596,230       0.0%
#   Union Semiconductor Equipment & Materials Co., Ltd.            187,300  1,020,111       0.0%
#   Uniquest Corp.                                                  88,372    539,570       0.0%
#*  Unison Co., Ltd.                                                65,618    100,153       0.0%
#   UniTest, Inc.                                                  116,670  1,105,833       0.0%
#   Value Added Technologies Co., Ltd.                              58,337  1,494,972       0.0%
#   Very Good Leisure Co., Ltd.                                     25,853    253,306       0.0%
#   Viatron Technologies, Inc.                                      77,784  1,406,466       0.0%
#*  Vidente Co., Ltd.                                               84,403    305,227       0.0%
    Vieworks Co., Ltd.                                              58,454  3,382,535       0.1%
#   Visang Education, Inc.                                          50,283    651,596       0.0%
#   Vitzrocell Co., Ltd.                                            80,528  1,026,150       0.0%
#*  W Holding Co., Ltd.                                            499,901    315,017       0.0%
#*  Webzen, Inc.                                                   123,650  2,198,263       0.1%
#*  Welcron Co., Ltd.                                              155,384    489,465       0.0%
#   WeMade Entertainment Co., Ltd.                                  74,933  2,028,242       0.1%
#   Whanin Pharmaceutical Co., Ltd.                                 99,018  1,500,671       0.0%
#*  WillBes & Co. (The)                                            340,995    735,003       0.0%
#   Winix, Inc.                                                     44,681    426,204       0.0%
#*  Winnova Co., Ltd.                                              436,462    299,183       0.0%
#   Wins Co., Ltd.                                                  58,955    660,302       0.0%
#   WiSoL Co., Ltd.                                                131,192  1,842,594       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
*   WIZIT Co., Ltd.                                                529,225 $    545,915       0.0%
#*  WONIK CUBE Corp.                                                13,011       27,667       0.0%
#*  Wonik Holdings Co., Ltd.                                       287,753    1,664,766       0.0%
#*  WONIK IPS Co., Ltd.                                            176,725    4,019,469       0.1%
#*  Wonik Materials Co., Ltd.                                       24,255    1,352,557       0.0%
#*  Wonik QnC Corp.                                                126,286    1,120,151       0.0%
    Woojin, Inc.                                                     2,070       10,728       0.0%
#*  Woongjin Co., Ltd.                                             353,469      688,522       0.0%
#*  Woongjin Energy Co., Ltd.                                      138,987      613,890       0.0%
*   Woongjin Thinkbig Co., Ltd.                                    182,310    1,414,236       0.0%
#*  Woori Investment Bank Co., Ltd.                              2,230,839    1,213,863       0.0%
#*  Woori Technology, Inc.                                         485,786      308,871       0.0%
#*  Wooridul Pharmaceutical, Ltd.                                   53,501      765,729       0.0%
#   Woory Industrial Co., Ltd.                                      40,403      894,279       0.0%
#   Wooshin Systems Co., Ltd.                                       10,191       52,290       0.0%
#   Woosu AMS Co., Ltd.                                            139,479      361,328       0.0%
#   WooSung Feed Co., Ltd.                                         141,462      492,132       0.0%
#   Y G-1 Co., Ltd.                                                 83,466      791,984       0.0%
#*  YD Online Corp.                                                149,819      557,249       0.0%
#*  YeaRimDang Publishing Co., Ltd.                                 86,497      453,440       0.0%
#   Yeong Hwa Metal Co., Ltd.                                      195,869      311,338       0.0%
#   YES24 Co., Ltd.                                                 43,089      261,236       0.0%
    YESCO Co., Ltd.                                                 18,211      589,615       0.0%
#   YG Entertainment, Inc.                                          93,654    2,480,890       0.1%
#*  YG Plus                                                         60,153      128,931       0.0%
#*  YJM Games Co., Ltd.                                            138,432      542,833       0.0%
#   YMC Co., Ltd.                                                   42,052      487,384       0.0%
#*  Yonwoo Co., Ltd.                                                30,633      859,282       0.0%
#   Yoosung Enterprise Co., Ltd.                                   142,242      566,159       0.0%
#   YooSung T&S Co., Ltd.                                          106,473      446,791       0.0%
    Youlchon Chemical Co., Ltd.                                     73,188      855,470       0.0%
#   Young Heung Iron & Steel Co., Ltd.                             287,784      415,670       0.0%
#   Young Poong Precision Corp.                                     79,593      618,861       0.0%
    Youngone Holdings Co., Ltd.                                     36,935    1,724,787       0.0%
#*  YoungWoo DSP Co., Ltd.                                          71,092      699,244       0.0%
    YTN Co., Ltd.                                                   73,837      165,098       0.0%
#*  Yuanta Securities Korea Co., Ltd.                              733,238    2,180,956       0.1%
#   YuHwa Securities Co., Ltd.                                      13,060      173,738       0.0%
#*  Yungjin Pharmaceutical Co., Ltd.                                22,517      168,952       0.0%
#*  Yuyang DNU Co., Ltd.                                           208,417      735,678       0.0%
#   Zeus Co., Ltd.                                                  45,926      772,449       0.0%
#*  Zungwon En-Sys, Inc.                                            86,136      188,230       0.0%
                                                                           ------------      ----
TOTAL SOUTH KOREA                                                           886,000,191      13.6%
                                                                           ------------      ----
TAIWAN -- (15.5%)
#   A-DATA Technology Co., Ltd.                                  1,519,879    3,597,720       0.1%
    Ability Enterprise Co., Ltd.                                 1,706,293    1,133,352       0.0%
#   AcBel Polytech, Inc.                                         2,979,599    2,310,721       0.1%
#   Accton Technology Corp.                                      3,313,763    7,517,003       0.1%
    ACES Electronic Co., Ltd.                                      605,000      500,875       0.0%
#   Achem Technology Corp.                                       1,616,860      559,926       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
*   Acme Electronics Corp.                                         529,000 $  196,476       0.0%
#   Acter Co., Ltd.                                                255,000  1,114,847       0.0%
#*  Action Electronics Co., Ltd.                                 1,413,000    496,615       0.0%
#   Actron Technology Corp.                                        465,150  1,640,530       0.0%
    Addcn Technology Co., Ltd.                                      88,299    659,217       0.0%
#   Adlink Technology, Inc.                                        864,031  1,897,628       0.0%
#   Advanced Ceramic X Corp.                                       297,000  3,127,398       0.1%
*   Advanced Connectek, Inc.                                     1,202,000    432,370       0.0%
    Advanced International Multitech Co., Ltd.                     576,000    531,102       0.0%
#   Advanced Optoelectronic Technology, Inc.                       185,000    175,789       0.0%
#   Advanced Wireless Semiconductor Co.                          1,014,000  2,060,433       0.1%
#   Advancetek Enterprise Co., Ltd.                                977,779    648,455       0.0%
*   AGV Products Corp.                                           3,358,433    837,954       0.0%
#   AimCore Technology Co., Ltd.                                   334,589    293,282       0.0%
*   Airmate Cayman International Co., Ltd.                          54,000     53,345       0.0%
    Alchip Technologies, Ltd.                                      116,000    230,127       0.0%
    Alcor Micro Corp.                                              312,000    224,275       0.0%
#*  ALI Corp.                                                    2,195,000  1,127,594       0.0%
#   All Ring Tech Co., Ltd.                                        440,000  1,143,273       0.0%
    Allis Electric Co., Ltd.                                        54,000     18,601       0.0%
#   Alltek Technology Corp.                                        695,855    590,359       0.0%
#   Alltop Technology Co., Ltd.                                    393,000    910,952       0.0%
#   Alpha Networks, Inc.                                         2,014,386  1,636,230       0.0%
#   Altek Corp.                                                  1,805,945  1,607,623       0.0%
#   Amazing Microelectronic Corp.                                  326,000    693,737       0.0%
    Ambassador Hotel (The)                                       1,639,000  1,268,591       0.0%
#   AMICCOM Electronics Corp.                                      321,000    480,022       0.0%
#   AMPOC Far-East Co., Ltd.                                       612,444    575,386       0.0%
#   AmTRAN Technology Co., Ltd.                                  5,840,951  4,245,430       0.1%
#   Anpec Electronics Corp.                                        585,590    738,192       0.0%
    AP Memory Technology Corp.                                     138,000    397,990       0.0%
#   Apacer Technology, Inc.                                        609,325    792,379       0.0%
*   APCB, Inc.                                                     832,000    857,245       0.0%
    Apex Biotechnology Corp.                                       654,483    843,654       0.0%
    Apex International Co., Ltd.                                   665,293    648,835       0.0%
#   Apex Medical Corp.                                             477,500    489,090       0.0%
#   Apex Science & Engineering                                   1,046,132    296,442       0.0%
#   Arcadyan Technology Corp.                                      939,718  1,580,906       0.0%
    Ardentec Corp.                                               2,913,274  2,391,776       0.1%
*   Arima Communications Corp.                                     769,644    124,682       0.0%
#*  Asia Optical Co., Inc.                                       1,615,000  3,100,219       0.1%
#   Asia Plastic Recycling Holding, Ltd.                         1,226,398    601,344       0.0%
#   Asia Polymer Corp.                                           2,135,987  1,312,602       0.0%
#   Asia Vital Components Co., Ltd.                              2,146,058  1,784,444       0.0%
#   ASMedia Technology, Inc.                                       162,000  1,679,044       0.0%
#   ASPEED Technology, Inc.                                        157,599  3,056,177       0.1%
#   ASROCK, Inc.                                                   141,000    189,855       0.0%
    Aten International Co., Ltd.                                   622,479  1,712,941       0.0%
    Audix Corp.                                                    614,600    855,207       0.0%
#   AURAS Technology Co., Ltd.                                     424,148  1,154,572       0.0%
#   Aurona Industries, Inc.                                        418,000    418,171       0.0%
#   Aurora Corp.                                                   720,499  1,382,740       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Avalue Technology, Inc.                                         266,000 $  494,634       0.0%
    Avermedia Technologies                                          767,446    263,186       0.0%
*   Avision, Inc.                                                   437,000    103,701       0.0%
#   AVY Precision Technology, Inc.                                  388,670    629,468       0.0%
#   Awea Mechantronic Co., Ltd.                                     273,210    289,786       0.0%
#   Axiomtek Co., Ltd.                                              354,000    690,840       0.0%
    Bank of Kaohsiung Co., Ltd.                                   2,798,079    899,409       0.0%
#   Basso Industry Corp.                                            786,900  2,242,271       0.1%
#   BenQ Materials Corp.                                          1,272,000    688,478       0.0%
#   BES Engineering Corp.                                        10,187,750  2,110,669       0.1%
#   Bionet Corp.                                                    132,000    121,058       0.0%
#   Bionime Corp.                                                   166,000    419,873       0.0%
*   Biostar Microtech International Corp.                         1,025,975    409,569       0.0%
#   Bioteque Corp.                                                  401,308  1,281,159       0.0%
#   Bizlink Holding, Inc.                                           717,954  4,296,053       0.1%
#   Boardtek Electronics Corp.                                      798,000    732,872       0.0%
#   Bon Fame Co., Ltd.                                              129,000    487,162       0.0%
#   Bothhand Enterprise, Inc.                                       337,000    745,007       0.0%
#   Bright Led Electronics Corp.                                    525,520    293,127       0.0%
#*  Browave Corp.                                                   438,000    799,716       0.0%
#*  C Sun Manufacturing, Ltd.                                       722,221    465,236       0.0%
    C-Media Electronics, Inc.                                        69,000     50,542       0.0%
#*  Cameo Communications, Inc.                                      393,818    119,724       0.0%
#   Capital Futures Corp.                                           457,039    532,975       0.0%
#   Capital Securities Corp.                                     13,512,142  4,472,524       0.1%
    Career Technology MFG. Co., Ltd.                              2,145,000  1,441,876       0.0%
#*  Carnival Industrial Corp.                                     1,419,000    246,445       0.0%
#   Casetek Holdings, Ltd.                                          847,000  2,510,439       0.1%
    Cathay Chemical Works                                            30,000     16,802       0.0%
    Cathay Real Estate Development Co., Ltd.                      4,217,700  2,831,755       0.1%
#   Cayman Engley Industrial Co., Ltd.                              110,000    573,960       0.0%
    Celxpert Energy Corp.                                            44,000     30,990       0.0%
#*  Center Laboratories, Inc.                                       776,000  1,478,031       0.0%
    Central Reinsurance Co., Ltd.                                   919,410    437,441       0.0%
#   ChainQui Construction Development Co., Ltd.                     379,083    224,650       0.0%
*   Champion Building Materials Co., Ltd.                         2,163,851    559,761       0.0%
#   Champion Microelectronic Corp.                                  256,922    294,174       0.0%
    Chang Wah Electromaterials, Inc.                                213,905  1,105,127       0.0%
#   Chang Wah Technology Co., Ltd.                                   47,000    576,705       0.0%
#   Channel Well Technology Co., Ltd.                             1,019,000  1,046,025       0.0%
    Chant Sincere Co., Ltd.                                         215,000    279,801       0.0%
#   Charoen Pokphand Enterprise                                   1,319,985  2,485,357       0.1%
#   Chaun-Choung Technology Corp.                                   451,000  1,769,387       0.0%
#   CHC Healthcare Group                                            260,000    366,456       0.0%
#   CHC Resources Corp.                                             429,348    767,119       0.0%
#   Chen Full International Co., Ltd.                               636,000  1,068,384       0.0%
#   Chenbro Micom Co., Ltd.                                         417,000    735,149       0.0%
#   Cheng Loong Corp.                                             5,698,383  2,699,408       0.1%
#   Cheng Uei Precision Industry Co., Ltd.                        3,066,331  4,304,526       0.1%
#   Chenming Mold Industry Corp.                                    684,437    491,337       0.0%
    Chia Chang Co., Ltd.                                            878,000    756,907       0.0%
#   Chia Hsin Cement Corp.                                        2,012,121    718,967       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Chian Hsing Forging Industrial Co., Ltd.                        263,000 $  473,774       0.0%
#   Chicony Power Technology Co., Ltd.                              902,210  1,677,451       0.0%
    Chien Kuo Construction Co., Ltd.                              1,568,312    470,657       0.0%
#   Chilisin Electronics Corp.                                      603,315  1,641,160       0.0%
#   Chime Ball Technology Co., Ltd.                                 119,698    201,275       0.0%
#   Chimei Materials Technology Corp.                             2,148,900  1,081,284       0.0%
#   Chin-Poon Industrial Co., Ltd.                                2,503,207  5,103,392       0.1%
    China Bills Finance Corp.                                     3,277,000  1,607,528       0.0%
#   China Chemical & Pharmaceutical Co., Ltd.                     1,852,000  1,144,421       0.0%
#   China Ecotek Corp.                                              200,000    286,355       0.0%
*   China Electric Manufacturing Corp.                            1,404,900    360,531       0.0%
    China General Plastics Corp.                                  2,274,147  2,007,318       0.0%
    China Glaze Co., Ltd.                                           507,002    203,155       0.0%
#   China Man-Made Fiber Corp.                                    6,524,972  1,711,029       0.0%
    China Metal Products                                          1,714,603  1,678,462       0.0%
#*  China Petrochemical Development Corp.                        16,055,000  6,061,420       0.1%
#   China Steel Chemical Corp.                                      976,554  3,867,618       0.1%
#   China Steel Structure Co., Ltd.                                 585,000    409,937       0.0%
#   China Synthetic Rubber Corp.                                  3,261,573  3,299,066       0.1%
    China Wire & Cable Co., Ltd.                                    695,160    570,407       0.0%
#   Chinese Maritime Transport, Ltd.                                634,594    600,790       0.0%
#   Chipbond Technology Corp.                                     4,218,000  6,290,530       0.1%
#   ChipMOS TECHNOLOGIES, Inc.                                    1,535,000  1,351,858       0.0%
    ChipMOS TECHNOLOGIES, Inc. ADR                                    4,998     87,165       0.0%
#   Chlitina Holding, Ltd.                                          290,000  1,391,795       0.0%
#   Chong Hong Construction Co., Ltd.                             1,282,666  2,990,675       0.1%
#   Chroma ATE, Inc.                                              1,973,821  6,170,592       0.1%
    Chun YU Works & Co., Ltd.                                     1,382,000    636,069       0.0%
    Chun Yuan Steel                                               2,384,529    952,549       0.0%
#*  Chung Hung Steel Corp.                                        6,165,979  1,846,869       0.0%
#   Chung Hwa Pulp Corp.                                          2,943,405    980,145       0.0%
    Chung-Hsin Electric & Machinery Manufacturing Corp.           2,779,375  1,735,712       0.0%
#   Chunghwa Chemical Synthesis & Biotech Co., Ltd.                 165,000    143,209       0.0%
*   Chunghwa Picture Tubes, Ltd.                                 14,410,000    652,381       0.0%
#   Chyang Sheng Dyeing & Finishing Co., Ltd.                       297,000    268,505       0.0%
    Cleanaway Co., Ltd.                                             459,000  2,616,266       0.1%
#   Clevo Co.                                                     3,076,200  2,816,678       0.1%
*   CMC Magnetics Corp.                                          15,197,566  1,896,713       0.0%
#*  Co-Tech Development Corp.                                       768,000  1,276,445       0.0%
    CoAdna Holdings, Inc.                                            44,000     70,722       0.0%
#   CoAsia Microelectronics Corp.                                   803,397    419,148       0.0%
#   Coland Holdings, Ltd.                                           322,000    429,231       0.0%
    Collins Co., Ltd.                                               562,431    220,813       0.0%
    Compeq Manufacturing Co., Ltd.                                7,428,000  5,465,058       0.1%
#   Compucase Enterprise                                            477,000    652,319       0.0%
    Concord Securities Co., Ltd.                                  3,059,000    692,985       0.0%
#   Concraft Holding Co., Ltd.                                      143,000    605,764       0.0%
    Continental Holdings Corp.                                    3,306,320  1,194,852       0.0%
#   Contrel Technology Co., Ltd.                                    895,000    662,148       0.0%
#   Coremax Corp.                                                   321,000    571,278       0.0%
    Coretronic Corp.                                              3,022,200  4,279,916       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
#   Cowealth Medical Holding Co., Ltd.                              95,000 $  142,832       0.0%
#   Coxon Precise Industrial Co., Ltd.                             820,000    832,742       0.0%
#   Creative Sensor, Inc.                                          333,000    264,831       0.0%
#   CSBC Corp. Taiwan                                            2,980,610  1,387,881       0.0%
#   Cub Elecparts, Inc.                                            332,257  3,478,428       0.1%
#   CviLux Corp.                                                   520,040    566,881       0.0%
#   CX Technology Co., Ltd.                                        432,000    466,491       0.0%
#   Cyberlink Corp.                                                526,697  1,169,476       0.0%
#   CyberPower Systems, Inc.                                       264,000    857,403       0.0%
    CyberTAN Technology, Inc.                                    2,019,779  1,317,864       0.0%
#   Cypress Technology Co., Ltd.                                   242,000  1,178,781       0.0%
#   D-Link Corp.                                                 5,120,668  2,127,811       0.1%
#   DA CIN Construction Co., Ltd.                                1,001,711    642,340       0.0%
#   Da-Li Development Co., Ltd.                                    992,189    766,036       0.0%
#   Dadi Early-Childhood Education Group Ltd.                       48,000    281,533       0.0%
    Dafeng TV, Ltd.                                                454,870    558,172       0.0%
#*  Danen Technology Corp.                                       2,682,000    615,588       0.0%
    Darfon Electronics Corp.                                     1,769,550  1,530,832       0.0%
    Darwin Precisions Corp.                                      2,422,635  1,107,666       0.0%
    Davicom Semiconductor, Inc.                                     93,888     72,427       0.0%
    Daxin Materials Corp.                                          180,000    283,439       0.0%
#   De Licacy Industrial Co., Ltd.                               1,268,798  1,200,205       0.0%
#   Delpha Construction Co., Ltd.                                  839,931    404,857       0.0%
    Depo Auto Parts Ind Co., Ltd.                                  698,000  2,011,447       0.0%
#   DFI, Inc.                                                      514,524    935,930       0.0%
#   Dimerco Express Corp.                                          728,000    557,498       0.0%
#   Dr Wu Skincare Co., Ltd.                                        23,000    159,277       0.0%
    Draytek Corp.                                                  164,000    175,848       0.0%
#   Dynacolor, Inc.                                                306,000    369,675       0.0%
*   Dynamic Electronics Co., Ltd.                                1,862,321    561,702       0.0%
    Dynapack International Technology Corp.                        971,000  1,301,203       0.0%
    E Ink Holdings, Inc.                                         5,684,000  5,797,938       0.1%
#   E-Lead Electronic Co., Ltd.                                    507,942    602,684       0.0%
#   E-LIFE MALL Corp.                                              457,000    966,697       0.0%
*   E-Ton Solar Tech Co., Ltd.                                   2,586,209    782,778       0.0%
*   Eastern Media International Corp.                            3,821,889  1,241,047       0.0%
    Edimax Technology Co., Ltd.                                  1,297,108    455,746       0.0%
    Edison Opto Corp.                                              810,000    439,653       0.0%
#   Edom Technology Co., Ltd.                                    1,131,968    596,596       0.0%
    eGalax_eMPIA Technology, Inc.                                  360,703    618,168       0.0%
#   Elan Microelectronics Corp.                                  2,837,715  4,019,727       0.1%
#   Elite Advanced Laser Corp.                                     752,520  3,317,224       0.1%
#   Elite Material Co., Ltd.                                     1,920,350  7,659,358       0.1%
#   Elite Semiconductor Memory Technology, Inc.                  1,885,200  2,611,607       0.1%
#   Elitegroup Computer Systems Co., Ltd.                        2,281,254  1,483,597       0.0%
#   eMemory Technology, Inc.                                       489,000  6,733,194       0.1%
#   Emerging Display Technologies Corp.                            748,000    256,404       0.0%
    ENG Electric Co., Ltd.                                       1,161,465    674,518       0.0%
#   Ennoconn Corp.                                                 267,972  2,911,638       0.1%
#   EnTie Commercial Bank Co., Ltd.                              2,226,603    981,164       0.0%
*   Epileds Technologies, Inc.                                     171,000    124,715       0.0%
#*  Epistar Corp.                                                6,988,000  6,940,007       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Eslite Spectrum Corp. (The)                                      51,000 $  246,676       0.0%
#   Eson Precision Ind. Co., Ltd.                                   466,000    715,521       0.0%
    Eternal Materials Co., Ltd.                                   3,995,618  4,275,398       0.1%
*   Etron Technology, Inc.                                        2,062,000    833,566       0.0%
#   Eurocharm Holdings Co., Ltd.                                    201,000    579,008       0.0%
#   Everest Textile Co., Ltd.                                     2,593,562  1,413,420       0.0%
    Evergreen International Storage & Transport Corp.             3,627,000  1,645,437       0.0%
#   Everlight Chemical Industrial Corp.                           3,210,606  2,085,271       0.1%
#   Everlight Electronics Co., Ltd.                               2,909,000  4,578,241       0.1%
#   Everspring Industry Co., Ltd.                                   864,000    399,358       0.0%
#   Excelsior Medical Co., Ltd.                                     602,217    901,022       0.0%
#   EZconn Corp.                                                    187,000    345,576       0.0%
    Far Eastern Department Stores, Ltd.                           6,483,000  3,426,979       0.1%
    Far Eastern International Bank                               15,735,921  4,927,691       0.1%
#   Faraday Technology Corp.                                      1,621,788  1,967,845       0.0%
*   Farglory F T Z Investment Holding Co., Ltd.                     485,000    228,353       0.0%
    Farglory Land Development Co., Ltd.                           2,066,000  2,800,243       0.1%
#   Federal Corp.                                                 3,236,238  1,484,405       0.0%
    Feedback Technology Corp.                                       265,000    509,152       0.0%
    Feng Hsin Steel Co., Ltd.                                     3,177,100  5,367,027       0.1%
    Fine Blanking & Tool Co., Ltd.                                   13,000     19,227       0.0%
*   First Copper Technology Co., Ltd.                             1,011,000    302,699       0.0%
#   First Hi-Tec Enterprise Co., Ltd.                               295,205    313,827       0.0%
#   First Hotel                                                     976,967    555,307       0.0%
*   First Insurance Co., Ltd. (The)                               1,157,179    511,857       0.0%
#*  First Steamship Co., Ltd.                                     2,484,218    646,901       0.0%
#   FLEXium Interconnect, Inc.                                    2,051,519  7,613,204       0.1%
#   Flytech Technology Co., Ltd.                                    770,309  2,627,900       0.1%
#   FocalTech Systems Co., Ltd.                                   1,639,048  2,024,238       0.1%
    Forest Water Environment Engineering Co., Ltd.                  261,000    570,599       0.0%
    Formosa Advanced Technologies Co., Ltd.                       1,149,000  1,080,932       0.0%
#   Formosa International Hotels Corp.                              374,329  1,959,875       0.0%
#   Formosa Laboratories, Inc.                                      503,000  1,492,367       0.0%
#   Formosa Oilseed Processing Co., Ltd.                            708,567  1,162,656       0.0%
    Formosa Optical Technology Co., Ltd.                            145,000    352,272       0.0%
#   Formosan Rubber Group, Inc.                                   2,677,501  1,476,852       0.0%
    Formosan Union Chemical                                       1,827,218  1,225,955       0.0%
#   Fortune Electric Co., Ltd.                                      868,078    498,838       0.0%
#   Founding Construction & Development Co., Ltd.                 1,114,623    583,626       0.0%
    Foxlink Image Technology Co., Ltd.                              669,000    403,595       0.0%
#   Foxsemicon Integrated Technology, Inc.                          371,000  1,534,963       0.0%
*   Froch Enterprise Co., Ltd.                                    1,216,189    448,556       0.0%
    FSP Technology, Inc.                                          1,036,427    808,689       0.0%
#   Fulgent Sun International Holding Co., Ltd.                     355,827    897,934       0.0%
#   Fullerton Technology Co., Ltd.                                  457,600    370,010       0.0%
#   Fulltech Fiber Glass Corp.                                    1,848,083    949,177       0.0%
    Fwusow Industry Co., Ltd.                                       838,751    454,506       0.0%
    G Shank Enterprise Co., Ltd.                                    852,281    735,584       0.0%
#*  G Tech Optoelectronics Corp.                                    780,354    452,868       0.0%
#   Gallant Precision Machining Co., Ltd.                         1,055,000    858,734       0.0%
#   Gamania Digital Entertainment Co., Ltd.                         669,000    693,304       0.0%
#   GCS Holdings, Inc.                                              338,000    676,246       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
    Gemtek Technology Corp.                                       2,257,219 $2,533,977       0.1%
#   General Interface Solution Holding, Ltd.                        448,000  2,497,839       0.1%
#   General Plastic Industrial Co., Ltd.                            248,553    339,431       0.0%
#   Generalplus Technology, Inc.                                    349,000    480,693       0.0%
*   Genesis Photonics, Inc.                                       1,607,990    201,671       0.0%
#   Genesys Logic, Inc.                                             581,000    782,442       0.0%
#*  Genius Electronic Optical Co., Ltd.                             485,427  5,671,604       0.1%
*   Genmont Biotech, Inc.                                            48,000     35,084       0.0%
#   Genovate Biotechnology Co., Ltd.                                 87,000    112,659       0.0%
#   GeoVision, Inc.                                                 443,931    605,939       0.0%
    Getac Technology Corp.                                        2,800,360  3,629,401       0.1%
#   Giantplus Technology Co., Ltd.                                1,585,900    881,365       0.0%
#   Gigabyte Technology Co., Ltd.                                 3,717,800  4,919,138       0.1%
#   Gigasolar Materials Corp.                                       199,880  1,752,233       0.0%
#*  Gigastorage Corp.                                             2,404,561  1,737,140       0.0%
#   Ginko International Co., Ltd.                                   325,000  2,674,111       0.1%
#*  Gintech Energy Corp.                                          3,694,561  2,128,116       0.1%
*   Global Brands Manufacture, Ltd.                               1,991,359    808,319       0.0%
#   Global Lighting Technologies, Inc.                              622,000  1,112,175       0.0%
#   Global Mixed Mode Technology, Inc.                              519,000  1,222,391       0.0%
#   Global PMX Co., Ltd.                                            265,000  1,219,961       0.0%
    Global Unichip Corp.                                            638,000  2,229,802       0.1%
#   Globalwafers Co., Ltd.                                          419,048  2,991,858       0.1%
    Globe Union Industrial Corp.                                  1,361,914    788,701       0.0%
#   Gloria Material Technology Corp.                              3,567,547  2,320,976       0.1%
#   Glory Science Co., Ltd.                                         330,296    712,642       0.0%
*   GlycoNex, Inc.                                                  126,000    118,602       0.0%
#*  Gold Circuit Electronics, Ltd.                                2,805,227  1,030,053       0.0%
    Golden Friends Corp.                                            114,000    141,516       0.0%
#   Goldsun Building Materials Co., Ltd.                          8,833,722  2,408,023       0.1%
#   Good Will Instrument Co., Ltd.                                  237,869    165,560       0.0%
#   Grand Ocean Retail Group, Ltd.                                  173,000    134,736       0.0%
    Grand Pacific Petrochemical                                   6,845,000  4,476,289       0.1%
#   Grand Plastic Technology Corp.                                  119,000    693,429       0.0%
#   Grape King Bio, Ltd.                                            755,000  4,864,012       0.1%
    Great China Metal Industry                                    1,001,000    864,809       0.0%
#   Great Taipei Gas Co., Ltd.                                    1,667,000  1,389,557       0.0%
    Great Wall Enterprise Co., Ltd.                               3,828,774  3,700,345       0.1%
    Greatek Electronics, Inc.                                     1,920,000  2,696,903       0.1%
#*  Green Energy Technology, Inc.                                 2,369,457  1,231,096       0.0%
#   Green River Holding Co., Ltd.                                    83,000    476,215       0.0%
#   Green Seal Holding, Ltd.                                        311,000  1,523,277       0.0%
#*  GTM Holdings Corp.                                              681,000    394,722       0.0%
#   Hakers Enterprise Co., Ltd.                                     127,200    183,838       0.0%
#   Hannstar Board Corp.                                          2,158,049  1,232,845       0.0%
#*  HannStar Display Corp.                                       21,469,506  5,768,413       0.1%
*   HannsTouch Solution, Inc.                                     3,604,805  1,281,458       0.0%
#   Hanpin Electron Co., Ltd.                                       387,000    592,942       0.0%
*   Harvatek Corp.                                                  941,949    316,776       0.0%
#   Hey Song Corp.                                                2,000,750  2,201,550       0.1%
#   Hi-Clearance, Inc.                                              185,000    605,502       0.0%
#   HIM International Music, Inc.                                   154,000    628,182       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
#   Hiroca Holdings, Ltd.                                          393,448 $1,275,830       0.0%
#*  HiTi Digital, Inc.                                           1,013,935    374,770       0.0%
#   Hitron Technology, Inc.                                      1,757,213  1,297,446       0.0%
*   Ho Tung Chemical Corp.                                       5,527,391  1,651,919       0.0%
    Hocheng Corp.                                                2,223,700    674,193       0.0%
    Hold-Key Electric Wire & Cable Co., Ltd.                       205,908     55,952       0.0%
#   Holiday Entertainment Co., Ltd.                                425,800    748,164       0.0%
    Holtek Semiconductor, Inc.                                   1,262,000  2,340,993       0.1%
#   Holy Stone Enterprise Co., Ltd.                              1,290,728  1,778,704       0.0%
    Hong Pu Real Estate Development Co., Ltd.                    1,710,185  1,388,331       0.0%
    Hong TAI Electric Industrial                                 1,102,000    343,076       0.0%
#   Hong YI Fiber Industry Co.                                     848,652    631,151       0.0%
*   Horizon Securities Co., Ltd.                                 2,760,000    630,250       0.0%
#   Hota Industrial Manufacturing Co., Ltd.                      1,550,932  6,830,423       0.1%
#   Hsin Kuang Steel Co., Ltd.                                   1,487,443  1,122,795       0.0%
#   Hsin Yung Chien Co., Ltd.                                      240,100    573,268       0.0%
#   Hsing TA Cement Co.                                            540,900    182,853       0.0%
#   Hu Lane Associate, Inc.                                        594,866  2,907,807       0.1%
*   HUA ENG Wire & Cable Co., Ltd.                               2,359,565    661,285       0.0%
#   Huaku Development Co., Ltd.                                  1,759,816  4,035,809       0.1%
#   Huang Hsiang Construction Corp.                                754,800  1,097,290       0.0%
    Hung Ching Development & Construction Co., Ltd.                730,000    511,037       0.0%
    Hung Sheng Construction, Ltd.                                3,332,400  2,130,685       0.1%
#   Huxen Corp.                                                    301,244    422,475       0.0%
#   Hwa Fong Rubber Co., Ltd.                                    1,625,890    576,506       0.0%
*   Hwacom Systems, Inc.                                           442,000    180,029       0.0%
*   I-Chiun Precision Industry Co., Ltd.                           846,313    257,677       0.0%
#   I-Sheng Electric Wire & Cable Co., Ltd.                        755,000  1,231,106       0.0%
#   Ibase Technology, Inc.                                         781,073  1,541,860       0.0%
#*  Ichia Technologies, Inc.                                     2,319,000  1,592,806       0.0%
#   Ideal Bike Corp.                                               862,263    319,991       0.0%
#   IEI Integration Corp.                                        1,277,209  1,939,325       0.0%
    Infortrend Technology, Inc.                                  1,320,163    730,157       0.0%
#   Innodisk Corp.                                                 382,053  1,309,245       0.0%
#   Inpaq Technology Co., Ltd.                                     546,000    361,251       0.0%
#   Intai Technology Corp.                                         213,000    960,256       0.0%
#   Integrated Service Technology, Inc.                            396,178  1,292,523       0.0%
#   IntelliEPI, Inc.                                               215,000    572,204       0.0%
#   International Games System Co., Ltd.                           385,000  2,468,215       0.1%
#   Iron Force Industrial Co., Ltd.                                295,393  1,593,395       0.0%
#   ITE Technology, Inc.                                           989,095  1,156,167       0.0%
    ITEQ Corp.                                                   1,437,614  2,154,691       0.1%
    J Touch Corp.                                                   11,000        206       0.0%
#   Jarllytec Co., Ltd.                                            322,000    579,558       0.0%
#   Jentech Precision Industrial Co., Ltd.                         422,868    980,499       0.0%
#   Jess-Link Products Co., Ltd.                                   985,900    993,949       0.0%
#   Jih Sun Financial Holdings Co., Ltd.                         9,484,896  2,241,705       0.1%
#   Jinli Group Holdings, Ltd.                                     704,600    875,007       0.0%
#   Johnson Health Tech Co., Ltd.                                  588,257    818,718       0.0%
#   K Laser Technology, Inc.                                       683,000    359,838       0.0%
#   Kang Na Hsiung Enterprise Co., Ltd.                            333,020    120,917       0.0%
#   Kaori Heat Treatment Co., Ltd.                                 598,197    962,707       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
#   Kaulin Manufacturing Co., Ltd.                                 875,330 $  522,251       0.0%
#   KD Holding Corp.                                               185,000  1,063,655       0.0%
#   KEE TAI Properties Co., Ltd.                                 2,564,473    942,806       0.0%
#   Kenmec Mechanical Engineering Co., Ltd.                      1,245,000    416,807       0.0%
#   Kerry TJ Logistics Co., Ltd.                                 1,640,000  2,263,026       0.1%
    Kindom Construction Corp.                                    2,433,000  1,534,389       0.0%
#   King Chou Marine Technology Co., Ltd.                          422,000    539,725       0.0%
    King Yuan Electronics Co., Ltd.                              8,804,979  7,948,510       0.1%
    King's Town Bank Co., Ltd.                                   4,610,701  4,429,738       0.1%
#*  King's Town Construction Co., Ltd.                             921,074    729,768       0.0%
#   Kingcan Holdings, Ltd.                                         298,000    312,835       0.0%
#   Kingpak Technology, Inc.                                       164,117    933,502       0.0%
    Kinik Co.                                                      858,000  1,997,631       0.0%
#*  Kinko Optical Co., Ltd.                                        964,000  1,112,627       0.0%
#   Kinpo Electronics                                            8,649,157  3,236,310       0.1%
    Kinsus Interconnect Technology Corp.                           812,000  2,110,627       0.1%
#   KMC Kuei Meng International, Inc.                              415,146  2,008,820       0.0%
#   KS Terminals, Inc.                                             824,482  1,267,561       0.0%
#   Kung Long Batteries Industrial Co., Ltd.                       462,000  2,349,268       0.1%
#*  Kung Sing Engineering Corp.                                  1,965,000    843,288       0.0%
#   Kuo Toong International Co., Ltd.                            1,360,511    919,190       0.0%
    Kuoyang Construction Co., Ltd.                               2,979,384  1,362,118       0.0%
    Kwong Fong Industries Corp.                                    934,183    866,746       0.0%
#   Kwong Lung Enterprise Co., Ltd.                                428,000    638,315       0.0%
    KYE Systems Corp.                                            1,763,672    533,130       0.0%
#   L&K Engineering Co., Ltd.                                    1,114,048  1,273,523       0.0%
#   LAN FA Textile                                               1,708,933    442,853       0.0%
#   Land Mark Optoelectronics Corp.                                325,300  2,852,032       0.1%
#   Lanner Electronics, Inc.                                       665,006  1,025,805       0.0%
    Laser Tek Taiwan Co., Ltd.                                     327,504    381,735       0.0%
    LCY Chemical Corp.                                             697,383  1,002,427       0.0%
#   Leader Electronics, Inc.                                       828,000    290,785       0.0%
#   Leadtrend Technology Corp.                                     120,086    123,404       0.0%
#   Lealea Enterprise Co., Ltd.                                  4,749,892  1,312,736       0.0%
    Ledlink Optics, Inc.                                           300,762    434,360       0.0%
    Ledtech Electronics Corp.                                      351,000    164,641       0.0%
    LEE CHI Enterprises Co., Ltd.                                1,115,000    400,860       0.0%
#   Lelon Electronics Corp.                                        512,300    705,499       0.0%
#   Lemtech Holdings Co., Ltd.                                     115,000    485,606       0.0%
    Leofoo Development Co., Ltd.                                 1,754,116    475,955       0.0%
#*  LES Enphants Co., Ltd.                                         727,754    265,352       0.0%
    Lextar Electronics Corp.                                     2,699,500  1,865,012       0.0%
#   Li Cheng Enterprise Co., Ltd.                                  399,800  1,055,816       0.0%
#*  Li Peng Enterprise Co., Ltd.                                 4,191,897  1,119,118       0.0%
#   Lian HWA Food Corp.                                            469,584    549,160       0.0%
#   Lien Chang Electronic Enter                                    476,000    250,033       0.0%
    Lien Hwa Industrial Corp.                                    4,082,115  3,700,376       0.1%
#   Lingsen Precision Industries, Ltd.                           2,644,506  1,252,160       0.0%
#   Lion Travel Service Co., Ltd.                                   83,000    243,666       0.0%
#   Lite-On Semiconductor Corp.                                  1,509,539  1,487,540       0.0%
#   Long Bon International Co., Ltd.                             2,438,945  1,337,689       0.0%
#   Long Chen Paper Co., Ltd.                                    4,124,722  3,715,165       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Longwell Co.                                                    854,000 $  907,025       0.0%
    Lotes Co., Ltd.                                                 456,778  1,762,514       0.0%
#   Lu Hai Holding Corp.                                            240,000    446,874       0.0%
    Lucky Cement Corp.                                            1,563,000    499,095       0.0%
#   Lumax International Corp., Ltd.                                 634,769  1,086,603       0.0%
    Lung Yen Life Service Corp.                                   1,059,000  2,010,287       0.0%
#   LuxNet Corp.                                                    451,482    515,372       0.0%
#   Macauto Industrial Co., Ltd.                                    328,000  1,919,748       0.0%
    Machvision, Inc.                                                212,000    595,442       0.0%
#   Macroblock, Inc.                                                185,000    441,451       0.0%
*   Macronix International                                       22,093,481  9,841,628       0.2%
#   Mag Layers Scientific-Technics Co., Ltd.                        296,303    718,663       0.0%
#   Makalot Industrial Co., Ltd.                                  1,363,677  5,740,427       0.1%
#   Marketech International Corp.                                   862,000  1,174,343       0.0%
    Masterlink Securities Corp.                                   8,131,728  2,274,305       0.1%
#   Materials Analysis Technology, Inc.                             216,342    745,032       0.0%
*   Mayer Steel Pipe Corp.                                          884,567    392,512       0.0%
    Maywufa Co., Ltd.                                                69,322     32,278       0.0%
#   Meiloon Industrial Co.                                          816,809    573,374       0.0%
    Mercuries & Associates Holding, Ltd.                          2,431,790  1,942,332       0.0%
*   Mercuries Life Insurance Co., Ltd.                            6,099,359  3,123,382       0.1%
#   Merry Electronics Co., Ltd.                                   1,128,477  6,679,947       0.1%
*   Microbio Co., Ltd.                                            2,705,607  1,954,007       0.0%
#*  Microelectronics Technology, Inc.                               491,655    493,789       0.0%
    Microlife Corp.                                                 325,600    745,575       0.0%
    Mildef Crete, Inc.                                              303,000    495,273       0.0%
#   MIN AIK Technology Co., Ltd.                                  1,302,316  1,338,774       0.0%
#   Mirle Automation Corp.                                        1,306,959  1,747,498       0.0%
#   Mitac Holdings Corp.                                          4,061,004  4,282,427       0.1%
#   Mobiletron Electronics Co., Ltd.                                477,800    645,590       0.0%
#   momo.com, Inc.                                                  177,000  1,267,443       0.0%
*   Mosel Vitelic, Inc.                                             884,201    115,778       0.0%
#*  Motech Industries, Inc.                                       2,732,000  2,411,847       0.1%
#   MPI Corp.                                                       445,000  1,591,960       0.0%
#   Nak Sealing Technologies Corp.                                  375,954  1,024,304       0.0%
#   Namchow Chemical Industrial Co., Ltd.                         1,306,000  2,638,845       0.1%
#   Nan Kang Rubber Tire Co., Ltd.                                3,352,952  3,200,385       0.1%
#   Nan Liu Enterprise Co., Ltd.                                    292,000  1,450,782       0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.                        855,000    228,022       0.0%
    Nan Ya Printed Circuit Board Corp.                            1,696,000  1,485,922       0.0%
#   Nang Kuang Pharmaceutical co., Ltd.                             385,000    511,077       0.0%
#   Nantex Industry Co., Ltd.                                     1,698,714  1,314,490       0.0%
#   National Petroleum Co., Ltd.                                    217,824    287,642       0.0%
#*  Neo Solar Power Corp.                                         6,203,744  2,887,771       0.1%
#   Netronix, Inc.                                                  468,000  1,054,869       0.0%
    New Asia Construction & Development Corp.                       338,835     80,573       0.0%
    New Best Wire Industrial Co., Ltd.                              122,000    129,205       0.0%
    New Era Electronics Co., Ltd.                                   312,000    232,997       0.0%
#*  Newmax Technology Co., Ltd.                                     705,009  1,082,618       0.0%
#   Nexcom International Co., Ltd.                                  698,094    693,611       0.0%
#   Nichidenbo Corp.                                                927,801    845,697       0.0%
    Nien Hsing Textile Co., Ltd.                                  1,601,436  1,416,409       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Nishoku Technology, Inc.                                        297,000 $  807,484       0.0%
#   Nuvoton Technology Corp.                                        543,000    768,968       0.0%
*   O-TA Precision Industry Co., Ltd.                                42,000     16,962       0.0%
#*  Ocean Plastics Co., Ltd.                                        868,200    708,051       0.0%
#   On-Bright Electronics, Inc.                                     222,600  1,400,471       0.0%
#   OptoTech Corp.                                                3,753,886  2,208,609       0.1%
#   Orient Europharma Co., Ltd.                                     268,000    635,482       0.0%
*   Orient Semiconductor Electronics, Ltd.                        4,145,000  1,349,134       0.0%
#   Oriental Union Chemical Corp.                                 3,219,267  2,399,198       0.1%
#   P-Duke Technology Co., Ltd.                                     265,000    563,503       0.0%
    P-Two Industries, Inc.                                           49,000     37,908       0.0%
#   Pacific Construction Co.                                      1,868,921    682,094       0.0%
#   Pacific Hospital Supply Co., Ltd.                               367,000    946,965       0.0%
#   Paiho Shih Holdings Corp.                                       841,600  1,035,790       0.0%
    Pan Jit International, Inc.                                   2,371,541  1,354,443       0.0%
#   Pan-International Industrial Corp.                            2,834,747  2,641,786       0.1%
#   Parade Technologies, Ltd.                                       449,401  5,272,023       0.1%
#   Paragon Technologies Co., Ltd.                                  444,246    304,253       0.0%
#   PChome Online, Inc.                                             640,921  5,473,934       0.1%
#   PCL Technologies, Inc.                                          152,000    433,562       0.0%
#   PharmaEngine, Inc.                                              197,000  1,218,440       0.0%
#   Pharmally International Holding Co., Ltd.                       189,000  2,977,215       0.1%
#*  Phihong Technology Co., Ltd.                                  1,801,401    864,368       0.0%
#   Phoenix Tours International, Inc.                               318,450    379,850       0.0%
    Pili International Multimedia Co., Ltd.                          40,000    103,173       0.0%
#   Pixart Imaging, Inc.                                            593,150  1,551,918       0.0%
    Planet Technology Corp.                                          46,000     81,360       0.0%
    Plastron Precision Co., Ltd.                                    285,000    211,098       0.0%
#   Polytronics Technology Corp.                                    349,027    711,287       0.0%
#   Portwell, Inc.                                                  485,000    623,057       0.0%
#   Posiflex Technology, Inc.                                       324,024  1,765,738       0.0%
#   Power Quotient International Co., Ltd.                          970,600    383,613       0.0%
    Powertech Industrial Co., Ltd.                                   80,000     53,353       0.0%
#   Poya International Co., Ltd.                                    286,236  3,910,505       0.1%
    President Securities Corp.                                    6,245,664  2,782,623       0.1%
#   Primax Electronics, Ltd.                                      2,765,000  4,608,560       0.1%
#*  Prime Electronics & Satellitics, Inc.                           667,822    207,475       0.0%
    Prince Housing & Development Corp.                            8,466,644  3,353,442       0.1%
#*  Princeton Technology Corp.                                    1,099,000    346,616       0.0%
#   Pro Hawk Corp.                                                   83,000    450,946       0.0%
#   Promate Electronic Co., Ltd.                                  1,097,000  1,159,745       0.0%
#   Promise Technology, Inc.                                      1,039,286    482,147       0.0%
    Prosperity Dielectrics Co., Ltd.                                667,000    549,169       0.0%
    Qisda Corp.                                                  11,499,900  7,316,890       0.1%
#   QST International Corp.                                          94,000    278,384       0.0%
#   Qualipoly Chemical Corp.                                        584,713    656,879       0.0%
    Quang Viet Enterprise Co., Ltd.                                  71,000    389,100       0.0%
#   Quanta Storage, Inc.                                          1,365,000  1,712,790       0.0%
*   Quintain Steel Co., Ltd.                                      1,270,000    401,599       0.0%
#   Radiant Opto-Electronics Corp.                                3,183,000  6,635,243       0.1%
#*  Radium Life Tech Co., Ltd.                                    4,663,100  2,194,101       0.1%
    Ralec Electronic Corp.                                          291,209    576,891       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
    Rechi Precision Co., Ltd.                                     2,127,181 $2,304,354       0.1%
    Rexon Industrial Corp., Ltd.                                     94,392     63,486       0.0%
    Rich Development Co., Ltd.                                    4,314,036  1,327,489       0.0%
#   RichWave Technology Corp.                                       283,000    955,434       0.0%
*   Ritek Corp.                                                  12,892,860  2,186,457       0.1%
#*  Rotam Global Agrosciences, Ltd.                                 488,268    531,626       0.0%
#   Ruentex Engineering & Construction Co.                          226,000    328,806       0.0%
#   Run Long Construction Co., Ltd.                                 862,292  1,381,419       0.0%
#   Sagittarius Life Science Corp.                                  158,889    536,460       0.0%
    Sampo Corp.                                                   3,467,327  2,126,424       0.1%
#   San Fang Chemical Industry Co., Ltd.                          1,289,647  1,596,209       0.0%
    San Far Property, Ltd.                                           74,000     29,028       0.0%
#   San Shing Fastech Corp.                                         741,875  1,323,082       0.0%
    Sanitar Co., Ltd.                                                51,000     64,214       0.0%
#   Sanyang Motor Co., Ltd.                                       3,388,628  2,409,221       0.1%
#   SCI Pharmtech, Inc.                                             404,395    981,246       0.0%
#   Scientech Corp.                                                 303,000    541,227       0.0%
#   SDI Corp.                                                       847,000  1,382,575       0.0%
#   Sea Sonic Electronics Co., Ltd.                                 143,000    148,164       0.0%
#   Senao International Co., Ltd.                                   696,541  1,220,997       0.0%
#   Senao Networks, Inc.                                            179,000    835,489       0.0%
#   Sercomm Corp.                                                 1,655,000  4,170,724       0.1%
#   Sesoda Corp.                                                  1,063,821  1,018,144       0.0%
    Shan-Loong Transportation Co., Ltd.                             152,000    171,269       0.0%
#   Sharehope Medicine Co., Ltd.                                    190,000    224,294       0.0%
    Sheng Yu Steel Co., Ltd.                                        823,980    926,985       0.0%
    ShenMao Technology, Inc.                                        542,891    561,406       0.0%
    Shieh Yih Machinery Industry Co., Ltd.                          166,000     75,915       0.0%
    Shih Her Technologies, Inc.                                     284,000    280,243       0.0%
*   Shih Wei Navigation Co., Ltd.                                 1,678,384    555,741       0.0%
#   Shihlin Electric & Engineering Corp.                          1,714,000  2,298,168       0.1%
*   Shihlin Paper Corp.                                              35,000     38,619       0.0%
    Shin Hai Gas Corp.                                                1,245      1,655       0.0%
#   Shin Zu Shing Co., Ltd.                                       1,044,144  2,893,754       0.1%
#   Shinih Enterprise Co., Ltd.                                     128,000     86,896       0.0%
*   Shining Building Business Co., Ltd.                           2,417,041    849,074       0.0%
    Shinkong Insurance Co., Ltd.                                  1,313,131  1,104,555       0.0%
    Shinkong Synthetic Fibers Corp.                               9,970,395  2,991,987       0.1%
    Shinkong Textile Co., Ltd.                                      964,542  1,359,335       0.0%
    Shiny Chemical Industrial Co., Ltd.                             374,031    799,096       0.0%
#   ShunSin Technology Holding, Ltd.                                236,000    812,484       0.0%
#*  Shuttle, Inc.                                                 2,436,152    683,338       0.0%
    Sigurd Microelectronics Corp.                                 2,563,974  2,276,028       0.1%
*   Silicon Integrated Systems Corp.                              1,707,887    380,476       0.0%
#   Silitech Technology Corp.                                       797,774    417,845       0.0%
    Simplo Technology Co., Ltd.                                   1,469,000  4,913,664       0.1%
#   Sinbon Electronics Co., Ltd.                                  1,446,813  3,570,083       0.1%
    Sincere Navigation Corp.                                      2,077,786  1,443,333       0.0%
#   Single Well Industrial Corp.                                    171,528    191,499       0.0%
#   Sinher Technology, Inc.                                         229,000    408,977       0.0%
#   Sinmag Equipment Corp.                                          303,436  1,396,189       0.0%
#   Sino-American Electronic Co., Ltd.                              431,650    954,678       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Sino-American Silicon Products, Inc.                          3,975,000 $5,766,406       0.1%
#   Sinon Corp.                                                   2,490,510  1,295,525       0.0%
#   Sinphar Pharmaceutical Co., Ltd.                                986,938    753,765       0.0%
#   Sinyi Realty, Inc.                                            1,383,608  1,590,229       0.0%
#   Sirtec International Co., Ltd.                                  862,000  1,317,240       0.0%
#   Sitronix Technology Corp.                                       757,879  2,274,684       0.1%
#   Siward Crystal Technology Co., Ltd.                           1,029,000    712,363       0.0%
#   Soft-World International Corp.                                  687,000  1,568,445       0.0%
#*  Solar Applied Materials Technology Co.                        2,371,581    884,872       0.0%
#*  Solartech Energy Corp.                                        2,246,616    956,849       0.0%
#   Solteam Electronics Co., Ltd.                                   360,599    493,506       0.0%
#   Sonix Technology Co., Ltd.                                    1,070,000  1,258,506       0.0%
    Southeast Cement Co., Ltd.                                    1,053,700    565,387       0.0%
#   Speed Tech Corp.                                                582,000    537,543       0.0%
    Spirox Corp.                                                     52,824     27,743       0.0%
#   Sporton International, Inc.                                     449,388  2,658,180       0.1%
#   St Shine Optical Co., Ltd.                                      338,000  6,542,540       0.1%
#   Standard Chemical & Pharmaceutical Co., Ltd.                    676,571    735,190       0.0%
    Stark Technology, Inc.                                          881,860    908,652       0.0%
#*  Sunko INK Co., Ltd.                                             654,000    335,902       0.0%
    Sunny Friend Environmental Technology Co., Ltd.                 392,000  1,895,792       0.0%
#   Sunonwealth Electric Machine Industry Co., Ltd.               1,318,487  1,436,966       0.0%
    Sunplus Technology Co., Ltd.                                  2,811,000  1,121,363       0.0%
#   Sunrex Technology Corp.                                       1,162,580    729,435       0.0%
#   Sunspring Metal Corp.                                           739,000  1,101,714       0.0%
*   Sunty Development Co., Ltd.                                      42,000     16,278       0.0%
#   Supreme Electronics Co., Ltd.                                 2,284,508  1,805,209       0.0%
#   Swancor Holding Co., Ltd.                                       480,206  1,071,319       0.0%
    Sweeten Real Estate Development Co., Ltd.                       612,357    286,301       0.0%
    Syncmold Enterprise Corp.                                       952,000  2,110,288       0.1%
    Sysage Technology Co., Ltd.                                     558,484    544,823       0.0%
#*  Sysgration                                                      924,000    276,975       0.0%
#   Systex Corp.                                                  1,217,388  2,444,768       0.1%
    T-Mac Techvest PCB Co., Ltd.                                    380,000    164,218       0.0%
#   T3EX Global Holdings Corp.                                      532,117    380,639       0.0%
    TA Chen Stainless Pipe                                        4,502,127  2,473,563       0.1%
    Ta Chong Securities Co., Ltd.                                 1,478,000    538,707       0.0%
*   Ta Ya Electric Wire & Cable                                   3,252,306    672,860       0.0%
#   Ta Yih Industrial Co., Ltd.                                     219,000    583,819       0.0%
    TA-I Technology Co., Ltd.                                       815,718    610,364       0.0%
#   Tah Hsin Industrial Corp.                                       426,600    364,584       0.0%
    TAI Roun Products Co., Ltd.                                     201,000     73,270       0.0%
#*  Tai Tung Communication Co., Ltd.                                387,197    306,307       0.0%
#   Tai-Saw Technology Co., Ltd.                                    235,120    166,672       0.0%
#   Taichung Commercial Bank Co., Ltd.                           14,708,681  4,775,826       0.1%
#   TaiDoc Technology Corp.                                         295,448    993,061       0.0%
    Taiflex Scientific Co., Ltd.                                  1,381,340  1,696,875       0.0%
#   Taimide Tech, Inc.                                              585,250    960,492       0.0%
#   Tainan Enterprises Co., Ltd.                                    872,370    770,198       0.0%
#   Tainan Spinning Co., Ltd.                                     7,474,044  3,444,686       0.1%
#   Tainergy Tech Co., Ltd.                                       1,307,000    556,390       0.0%
#*  Taisun Enterprise Co., Ltd.                                   2,130,428  1,051,729       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#*  Taita Chemical Co., Ltd.                                      1,237,951 $  392,538       0.0%
#   Taiwan Acceptance Corp.                                         796,480  2,335,829       0.1%
#   Taiwan Chinsan Electronic Industrial Co., Ltd.                  587,000  1,069,935       0.0%
    Taiwan Cogeneration Corp.                                     2,579,566  1,974,957       0.0%
#   Taiwan Fire & Marine Insurance Co., Ltd.                      1,242,338    779,897       0.0%
#   Taiwan FU Hsing Industrial Co., Ltd.                          1,036,000  1,453,007       0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.                         2,302,468  4,766,106       0.1%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.                1,089,120    638,803       0.0%
#   Taiwan Land Development Corp.                                 6,351,991  2,378,090       0.1%
    Taiwan Line Tek Electronic                                      465,306    341,637       0.0%
#   Taiwan Mask Corp.                                               824,412    453,408       0.0%
    Taiwan Navigation Co., Ltd.                                   1,104,777    462,786       0.0%
    Taiwan Optical Platform Co., Ltd.                                 9,000     34,769       0.0%
#   Taiwan Paiho, Ltd.                                            1,939,287  6,452,283       0.1%
#   Taiwan PCB Techvest Co., Ltd.                                 1,684,238  1,800,947       0.0%
#*  Taiwan Prosperity Chemical Corp.                              1,009,000    739,619       0.0%
#*  Taiwan Pulp & Paper Corp.                                     2,217,980    955,519       0.0%
#   Taiwan Sakura Corp.                                           1,272,803  1,479,093       0.0%
    Taiwan Sanyo Electric Co., Ltd.                                 401,400    334,474       0.0%
#   Taiwan Semiconductor Co., Ltd.                                1,558,000  2,053,795       0.1%
    Taiwan Shin Kong Security Co., Ltd.                           1,675,710  2,216,007       0.1%
    Taiwan Styrene Monomer                                        3,550,209  2,721,651       0.1%
    Taiwan Surface Mounting Technology Corp.                      1,888,388  1,675,871       0.0%
#   Taiwan TEA Corp.                                              4,949,897  2,681,814       0.1%
#   Taiwan Union Technology Corp.                                 1,548,000  2,782,963       0.1%
#   Taiyen Biotech Co., Ltd.                                        872,883    883,227       0.0%
#*  Tatung Co., Ltd.                                             15,364,015  5,615,486       0.1%
#   TCI Co., Ltd.                                                   418,000  2,422,964       0.1%
    Te Chang Construction Co., Ltd.                                 393,184    288,086       0.0%
    Tehmag Foods Corp.                                               68,000    556,246       0.0%
#   Ten Ren Tea Co., Ltd.                                           164,980    203,118       0.0%
#   Test Research, Inc.                                           1,178,821  1,568,588       0.0%
    Test Rite International Co., Ltd.                             1,930,495  1,273,350       0.0%
#*  Tex-Ray Industrial Co., Ltd.                                    803,000    273,906       0.0%
#   Thinking Electronic Industrial Co., Ltd.                        563,204  1,218,600       0.0%
#   Thye Ming Industrial Co., Ltd.                                1,074,669  1,350,617       0.0%
#   Ton Yi Industrial Corp.                                       4,222,644  2,042,762       0.1%
    Tong Hsing Electronic Industries, Ltd.                        1,018,963  4,320,337       0.1%
#   Tong Yang Industry Co., Ltd.                                  2,500,741  4,243,518       0.1%
    Tong-Tai Machine & Tool Co., Ltd.                             1,590,892  1,133,802       0.0%
#   TOPBI International Holdings, Ltd.                              344,405  1,140,467       0.0%
    Topco Scientific Co., Ltd.                                    1,042,463  3,410,469       0.1%
    Topco Technologies Corp.                                        144,000    310,181       0.0%
    Topkey Corp.                                                     13,000     46,975       0.0%
#   Topoint Technology Co., Ltd.                                    991,776    878,680       0.0%
#   Toung Loong Textile Manufacturing                               679,000  1,773,430       0.0%
#*  TPK Holding Co., Ltd.                                         2,101,000  7,505,939       0.1%
    Trade-Van Information Services Co.                              234,000    215,925       0.0%
    Tripod Technology Corp.                                         504,000  1,424,352       0.0%
#   TrueLight Corp.                                                 463,700    707,134       0.0%
#   Tsang Yow Industrial Co., Ltd.                                  460,000    538,472       0.0%
    Tsann Kuen Enterprise Co., Ltd.                                 289,686    286,158       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   TSC Auto ID Technology Co., Ltd.                                171,700 $1,262,271       0.0%
#*  TSEC Corp.                                                      387,000    144,899       0.0%
#   TSRC Corp.                                                    4,297,200  4,917,542       0.1%
#   Ttet Union Corp.                                                300,000    922,856       0.0%
    TTFB Co., Ltd.                                                   68,000    517,772       0.0%
#   TTY Biopharm Co., Ltd.                                        1,711,979  5,837,374       0.1%
    Tung Ho Steel Enterprise Corp.                                5,275,000  4,256,594       0.1%
#   Tung Thih Electronic Co., Ltd.                                  466,600  3,196,990       0.1%
#   TURVO International Co., Ltd.                                   333,112  1,175,522       0.0%
    TXC Corp.                                                     2,132,053  3,142,486       0.1%
    TYC Brother Industrial Co., Ltd.                              1,340,980  1,381,354       0.0%
*   Tycoons Group Enterprise                                      2,542,182    447,752       0.0%
#   Tyntek Corp.                                                  1,873,039    872,018       0.0%
    U-Ming Marine Transport Corp.                                 1,984,000  2,006,520       0.0%
    UDE Corp.                                                       247,000    324,203       0.0%
#   Ultra Chip, Inc.                                                386,000    421,644       0.0%
    Unimicron Technology Corp.                                    9,172,000  5,647,947       0.1%
#   Union Bank Of Taiwan                                          7,302,149  2,204,465       0.1%
#   Union Insurance Co., Ltd.                                       467,660    215,621       0.0%
    Unitech Computer Co., Ltd.                                      612,804    368,755       0.0%
#   Unitech Printed Circuit Board Corp.                           3,589,370  1,350,949       0.0%
#   United Integrated Services Co., Ltd.                          1,606,439  3,428,999       0.1%
#   United Orthopedic Corp.                                         516,323  1,159,920       0.0%
#*  United Radiant Technology                                       669,000    538,589       0.0%
#   Unity Opto Technology Co., Ltd.                               2,048,500    885,617       0.0%
    Univacco Technology, Inc.                                        32,000     22,061       0.0%
#   Universal Cement Corp.                                        2,592,654  2,239,988       0.1%
#   Universal Microwave Technology, Inc.                            301,000    774,378       0.0%
*   Unizyx Holding Corp.                                          2,738,430  1,437,654       0.0%
    UPC Technology Corp.                                          4,735,447  2,030,533       0.1%
#*  Userjoy Technology Co., Ltd.                                    169,000    514,628       0.0%
    USI Corp.                                                     5,416,734  2,717,675       0.1%
#   Usun Technology Co., Ltd.                                       450,000    808,888       0.0%
#   Utechzone Co., Ltd.                                             365,000    631,759       0.0%
#   Ve Wong Corp.                                                   621,696    491,346       0.0%
*   Via Technologies, Inc.                                          492,000    173,400       0.0%
#   Victory New Materials, Ltd. Co.                                 447,000    740,715       0.0%
    Viking Tech Corp.                                               143,438     95,768       0.0%
#   Visual Photonics Epitaxy Co., Ltd.                            1,300,772  2,447,921       0.1%
    Vivotek, Inc.                                                   432,956  1,272,360       0.0%
    Voltronic Power Technology Corp.                                 54,000    770,725       0.0%
#*  Wafer Works Corp.                                             3,144,746  1,968,167       0.0%
#*  Waffer Technology Co., Ltd.                                     656,000    468,217       0.0%
    Wah Hong Industrial Corp.                                       182,021    119,167       0.0%
    Wah Lee Industrial Corp.                                      1,205,000  1,980,032       0.0%
#   Walsin Technology Corp.                                       2,622,834  5,015,652       0.1%
#   Walton Advanced Engineering, Inc.                             2,069,197    982,531       0.0%
#   WAN HWA Enterprise Co.                                          725,536    337,786       0.0%
    Waterland Financial Holdings Co., Ltd.                       11,552,372  3,541,818       0.1%
#*  Wei Chuan Foods Corp.                                         1,726,000  1,057,710       0.0%
    Wei Mon Industry Co., Ltd.                                    3,075,282     17,206       0.0%
#   Weikeng Industrial Co., Ltd.                                  1,690,980    969,331       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
TAIWAN -- (Continued)
#   Well Shin Technology Co., Ltd.                                  503,000 $      878,137       0.0%
*   Wha Yu Industrial Co., Ltd.                                     108,000         73,823       0.0%
#   WinMate Communication, Inc.                                     137,000        258,766       0.0%
#   Winstek Semiconductor Co., Ltd.                                 227,000        191,653       0.0%
    Wintek Corp.                                                  5,447,000         61,942       0.0%
#   Wisdom Marine Lines Co., Ltd.                                 1,963,603      2,115,447       0.1%
#   Wisechip Semiconductor, Inc.                                    116,302        470,218       0.0%
#   Wistron NeWeb Corp.                                           1,793,470      5,144,688       0.1%
#   Wowprime Corp.                                                  445,000      2,248,873       0.1%
    WT Microelectronics Co., Ltd.                                 3,041,903      4,364,016       0.1%
    WUS Printed Circuit Co., Ltd.                                 2,102,000      1,273,606       0.0%
#   XAC Automation Corp.                                            544,000      1,269,977       0.0%
#   XinTec, Inc.                                                  1,085,000      1,623,872       0.0%
    XPEC Entertainment, Inc.                                        192,135         63,045       0.0%
#   Xxentria Technology Materials Corp.                             731,207      1,716,086       0.0%
    Yageo Corp.                                                     209,669        740,044       0.0%
*   Yang Ming Marine Transport Corp.                             10,192,000      2,077,518       0.1%
#   YC Co., Ltd.                                                  2,453,823      1,077,113       0.0%
#   YC INOX Co., Ltd.                                             2,411,388      1,967,141       0.0%
#   YCC Parts Manufacturing Co., Ltd.                               204,000        289,285       0.0%
    Yea Shin International Development Co., Ltd.                  1,002,350        458,372       0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.                    563,929      1,708,181       0.0%
#   YFC-Boneagle Electric Co., Ltd.                                 613,000        999,978       0.0%
#   YFY, Inc.                                                     8,463,212      2,999,486       0.1%
    Yi Jinn Industrial Co., Ltd.                                  1,456,284        499,503       0.0%
*   Yieh Phui Enterprise Co., Ltd.                                6,930,668      2,834,276       0.1%
#   Yonyu Plastics Co., Ltd.                                        457,600        508,376       0.0%
*   Young Fast Optoelectronics Co., Ltd.                            679,872        274,610       0.0%
#   Young Optics, Inc.                                              391,111        500,440       0.0%
#   Youngtek Electronics Corp.                                      732,666      1,094,262       0.0%
    Yuanta Futures Co., Ltd.                                         44,000         57,019       0.0%
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd.                461,869      1,255,360       0.0%
#   Yungshin Construction & Development Co., Ltd.                   564,000        528,937       0.0%
    YungShin Global Holding Corp.                                 1,247,015      1,849,816       0.0%
#   Yungtay Engineering Co., Ltd.                                 2,594,000      4,296,062       0.1%
    Zeng Hsing Industrial Co., Ltd.                                 386,107      1,937,948       0.0%
    Zenitron Corp.                                                1,293,000        792,758       0.0%
    Zero One Technology Co., Ltd.                                   444,000        269,113       0.0%
    Zig Sheng Industrial Co., Ltd.                                3,101,732        955,869       0.0%
#   Zinwell Corp.                                                 2,161,586      2,308,217       0.1%
#   Zippy Technology Corp.                                          781,948        995,507       0.0%
#   ZongTai Real Estate Development Co., Ltd.                     1,153,277        771,488       0.0%
                                                                            --------------      ----
TOTAL TAIWAN                                                                 1,082,705,887      16.6%
                                                                            --------------      ----
THAILAND -- (3.3%)
    AAPICO Hitech PCL(B013L48)                                      964,380        440,509       0.0%
    AAPICO Hitech PCL(B013KZ2)                                      110,000         50,246       0.0%
    Advanced Information Technology PCL Class F                     341,000        258,781       0.0%
    Aeon Thana Sinsap Thailand PCL(B01KHN0)                         142,500        424,328       0.0%
    AEON Thana Sinsap Thailand PCL(B01KHP2)                          57,700        171,816       0.0%
    AJ Plast PCL                                                  1,240,588        512,877       0.0%
    Amata Corp. PCL                                               3,265,410      1,623,737       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
THAILAND -- (Continued)
    Ananda Development PCL                                       12,237,900 $1,747,766       0.0%
    AP Thailand PCL                                               9,625,816  2,212,351       0.0%
*   Apex Development PCL                                              3,536         57       0.0%
    Asia Aviation PCL                                            13,440,100  2,409,038       0.1%
    Asia Plus Group Holdings PCL                                  8,963,700    906,995       0.0%
    Asia Sermkij Leasing PCL                                        929,500    561,623       0.0%
    Asian Insulators PCL                                         12,731,600     98,680       0.0%
    Asian Phytoceuticals PCL                                        740,215     31,244       0.0%
    Bangchak Corp. PCL                                            3,383,300  3,129,968       0.1%
    Bangkok Airways PCL                                           4,578,800  2,687,182       0.1%
    Bangkok Aviation Fuel Services PCL                            1,869,746  2,148,667       0.0%
    Bangkok Chain Hospital PCL                                    7,463,537  2,826,607       0.1%
    Bangkok Insurance PCL                                           180,181  1,838,794       0.0%
    Bangkok Land PCL                                             54,483,670  2,945,489       0.1%
    Bangkok Ranch PCL                                             2,359,200    433,100       0.0%
    Beauty Community PCL                                         10,470,000  2,981,483       0.1%
    BEC World PCL                                                 6,209,200  3,356,810       0.1%
    Better World Green PCL                                       13,532,700    813,762       0.0%
    Big Camera Corp. PCL                                          9,373,700  1,327,873       0.0%
    BJC Heavy Industries PCL Class F                              3,542,300    479,270       0.0%
    Buriram Sugar PCL Class F                                       935,500    397,567       0.0%
    Cal-Comp Electronics Thailand PCL Class F                    15,629,344  1,283,242       0.0%
    Central Plaza Hotel PCL                                       1,251,300  1,257,088       0.0%
    CH Karnchang PCL                                              3,589,500  2,827,808       0.1%
    Charoong Thai Wire & Cable PCL Class F                          967,100    290,773       0.0%
    Christiani & Nielsen Thai Class F                             2,930,600    369,396       0.0%
    Chularat Hospital PCL Class F                                38,976,200  2,681,797       0.1%
    CK Power PCL                                                 21,430,690  1,920,646       0.0%
    COL PCL                                                         174,500    211,882       0.0%
    Com7 PCL                                                      1,564,700    470,450       0.0%
*   Country Group Development PCL                                20,152,500    576,785       0.0%
    Country Group Holdings PCL Class F                            7,918,400    341,093       0.0%
*   Crown Tech Advance PCL Class F                                9,170,200    405,620       0.0%
    CS Loxinfo PCL                                                1,380,600    239,480       0.0%
*   Demco PCL                                                     1,971,100    376,099       0.0%
    Dhipaya Insurance PCL                                         1,020,100  1,334,476       0.0%
    Diamond Building Products PCL                                   801,500    139,029       0.0%
    Dusit Thani PCL                                                 114,500     30,454       0.0%
    Dynasty Ceramic PCL                                          22,823,180  2,678,870       0.1%
    E for L Aim PCL                                              13,189,500     53,383       0.0%
    Eastern Polymer Group PCL Class F                             7,688,000  3,000,520       0.1%
    Eastern Printing PCL                                            765,300    147,131       0.0%
    Eastern Water Resources Development and Management PCL
      Class F                                                     5,072,600  1,715,797       0.0%
    Energy Earth PCL                                              4,765,400    597,914       0.0%
    Erawan Group PCL (The)                                        9,245,370  1,288,311       0.0%
*   Esso Thailand PCL                                            11,104,200  3,755,974       0.1%
    Forth Corp. PCL                                               2,127,000    427,368       0.0%
    Forth Smart Service PCL                                       1,814,000    933,484       0.0%
    Fortune Parts Industry PCL                                    2,477,500    356,691       0.0%
*   G J Steel PCL                                                 5,928,480     54,846       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
THAILAND -- (Continued)
    GFPT PCL                                                      4,154,000 $2,197,693       0.0%
    Global Power Synergy Co., Ltd. Class F                        1,425,700  1,421,990       0.0%
*   GMM Grammy PCL                                                   90,260     26,355       0.0%
    Golden Land Property Development PCL                          7,193,500  1,466,151       0.0%
    Grand Canal Land PCL                                          5,552,200    398,076       0.0%
*   Grande Asset Hotels & Property PCL                              861,875     22,924       0.0%
    Hana Microelectronics PCL                                     3,147,996  3,867,876       0.1%
    ICC International PCL                                           204,600    221,813       0.0%
    Ichitan Group PCL                                             3,229,200    919,561       0.0%
    Inter Far East Energy Corp. Class F                           4,679,700    419,401       0.0%
    Interlink Communication PCL                                   1,050,800    461,757       0.0%
*   International Engineering PCL                                39,494,487      8,563       0.0%
    Italian-Thai Development PCL                                 15,350,427  1,997,020       0.0%
    Jasmine International PCL                                    14,444,500  3,591,289       0.1%
    Jaymart PCL                                                   2,334,395    904,333       0.0%
    JSP Property PCL                                              2,885,000     92,580       0.0%
    Jubilee Enterprise PCL                                           73,600     38,300       0.0%
    Kang Yong Electric PCL                                           46,300    725,487       0.0%
    Karmarts PCL                                                  2,363,100    771,987       0.0%
    Kaset Thai International Sugar Corp. PCL                         93,100     19,110       0.0%
    KGI Securities Thailand PCL                                   8,608,500    945,716       0.0%
    Khon Kaen Sugar Industry PCL                                 13,765,690  2,149,024       0.0%
    Khonburi Sugar PCL                                              178,500     40,768       0.0%
    Kiatnakin Bank PCL                                            2,666,400  5,261,110       0.1%
    Krungthai Card PCL                                              954,700  3,739,863       0.1%
    L.P.N Development PCL                                           233,300     78,913       0.0%
    Laguna Resorts & Hotels PCL                                     197,000    156,620       0.0%
    Lam Soon Thailand PCL                                           322,700     60,174       0.0%
    Lanna Resources PCL                                           1,833,750    678,578       0.0%
    LH Financial Group PCL                                       45,557,466  2,318,044       0.1%
    Loxley PCL                                                    8,242,676    753,017       0.0%
    LPN Development PCL                                           5,688,900  1,924,259       0.0%
    Major Cineplex Group PCL                                      3,081,100  3,117,621       0.1%
    Malee Group PCL                                                 442,300  1,349,021       0.0%
    Maybank Kim Eng Securities Thailand PCL                         974,300    619,676       0.0%
    MBK PCL                                                       5,823,900  2,525,542       0.1%
    MC Group PCL                                                  1,707,900    913,448       0.0%
*   MCOT PCL                                                      2,319,600    898,602       0.0%
    MCS Steel PCL                                                 1,610,600    670,501       0.0%
    Mega Lifesciences PCL                                         2,905,400  2,162,881       0.0%
    Millcon Steel PCL                                             9,689,600    459,409       0.0%
    MK Real Estate Development PCL                                1,885,900    223,538       0.0%
    MK Restaurants Group PCL                                        310,300    549,462       0.0%
    Modernform Group PCL                                          2,352,200    340,012       0.0%
    Mono Technology PCL                                           2,795,200    289,298       0.0%
    Muang Thai Insurance PCL                                         61,288    241,856       0.0%
    Muramoto Electron Thailand PCL                                   14,000     94,709       0.0%
    Namyong Terminal PCL                                          1,671,200    719,887       0.0%
    Nation Multimedia Group PCL                                  14,527,800    399,000       0.0%
*   Noble Development PCL                                           623,500    282,999       0.0%
    PCS Machine Group Holding PCL                                   283,700     45,110       0.0%
    Platinum Group PCL (The) Class F                              3,396,500    697,171       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
THAILAND -- (Continued)
*   Polyplex Thailand PCL                                         3,344,050 $1,421,149       0.0%
*   Precious Shipping PCL                                         5,538,500  1,513,120       0.0%
    Premier Marketing PCL                                         1,844,800    485,333       0.0%
    President Rice Products PCL                                       3,375      5,927       0.0%
    Property Perfect PCL                                         27,612,100    734,407       0.0%
    Pruksa Holding PCL                                              705,100    458,651       0.0%
    PTG Energy PCL                                                5,535,500  3,616,719       0.1%
    Quality Houses PCL                                           35,303,826  2,612,830       0.1%
    Raimon Land PCL                                              11,010,600    423,362       0.0%
    Ratchthani Leasing PCL                                        9,051,400  1,426,139       0.0%
*   Regional Container Lines PCL                                  2,611,900    490,817       0.0%
    Rojana Industrial Park PCL                                    6,243,911  1,074,047       0.0%
*   RS PCL                                                        3,365,000    890,134       0.0%
    S 11 Group PCL                                                  673,300    165,454       0.0%
    Saha Pathana Inter-Holding PCL                                  680,300    816,203       0.0%
    Saha-Union PCL                                                  743,600    849,153       0.0%
*   Sahaviriya Steel Industries PCL                              87,225,900     23,704       0.0%
    Samart Corp. PCL                                              3,038,600  1,300,124       0.0%
*   Samart I-Mobile PCL                                          14,993,100    481,132       0.0%
    Samart Telcoms PCL                                            1,946,100    770,788       0.0%
    Sansiri PCL                                                  44,226,510  2,685,044       0.1%
    Sappe PCL                                                       331,900    239,881       0.0%
    SC Asset Corp PCL                                            14,604,215  1,486,176       0.0%
    Scan Inter PCL Class F                                        2,888,100    655,438       0.0%
    Siam Future Development PCL                                   6,757,873  1,211,298       0.0%
    Siam Global House PCL                                         1,362,516    642,065       0.0%
    Siam Wellness Group PCL                                       1,152,300    433,070       0.0%
    Siamgas & Petrochemicals PCL                                  3,139,800  1,161,880       0.0%
*   Singha Estate PCL                                            15,993,200  2,311,824       0.0%
    Sino-Thai Engineering & Construction PCL                      4,485,500  3,151,132       0.1%
    SNC Former PCL                                                  141,800     64,771       0.0%
    Somboon Advance Technology PCL                                1,280,837    588,763       0.0%
    SPCG PCL                                                      2,651,200  1,594,246       0.0%
    Sri Ayudhya Capital PCL                                         233,100    219,016       0.0%
    Sri Trang Agro-Industry PCL                                   4,098,590  2,132,831       0.0%
    Sriracha Construction PCL                                     1,060,000    631,281       0.0%
    Srisawad Power 1979 PCL Class F                               1,109,844  1,419,792       0.0%
    Srithai Superware PCL                                        10,889,400    648,516       0.0%
*   Stars Microelectronics Thailand PCL                           2,352,400    408,049       0.0%
    STP & I PCL                                                   4,889,364  1,371,114       0.0%
    Sub Sri Thai PCL                                                417,300    136,325       0.0%
    Supalai PCL                                                   5,742,933  4,084,306       0.1%
*   Superblock PCL                                               31,203,600  1,362,169       0.0%
    Susco PCL                                                     1,295,200    152,024       0.0%
    SVI PCL                                                       8,547,800  1,371,503       0.0%
    Symphony Communication PCL                                      275,275     93,111       0.0%
    Synnex Thailand PCL                                             770,600    236,148       0.0%
    Syntec Construction PCL                                       6,152,300    800,386       0.0%
    Taokaenoi Food & Marketing PCL                                2,313,100  1,571,490       0.0%
*   Tata Steel Thailand PCL                                      23,691,600    664,379       0.0%
    Thai Agro Energy PCL Class F                                    378,870     31,764       0.0%
*   Thai Airways International PCL(6888868)                       5,871,900  2,902,847       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
THAILAND -- (Continued)
*   Thai Airways International PCL(6364971)                         141,400 $     69,903       0.0%
    Thai Central Chemical PCL                                       263,500      359,941       0.0%
    Thai Metal Trade PCL                                          1,022,200      440,323       0.0%
    Thai Nakarin Hospital PCL                                       228,700      224,799       0.0%
    Thai Reinsurance PCL                                          8,412,800      464,540       0.0%
    Thai Solar Energy PCL                                         1,932,900      315,724       0.0%
    Thai Stanley Electric PCL Class F                               206,600    1,224,429       0.0%
    Thai Steel Cable PCL                                              3,400        1,057       0.0%
    Thai Vegetable Oil PCL                                        2,681,275    2,829,330       0.1%
    Thai Wacoal PCL                                                  78,000      103,729       0.0%
    Thai Wah PCL Class F                                          1,977,100      571,581       0.0%
    Thai-German Ceramic Industry PCL                              3,827,900      274,449       0.0%
    Thaicom PCL                                                   3,285,000    1,728,448       0.0%
*   Thaifoods Group PCL                                           2,677,700      487,699       0.0%
    Thaire Life Assurance PCL Class F                             1,341,200      317,949       0.0%
    Thanachart Capital PCL                                        2,160,200    2,950,837       0.1%
    Thitikorn PCL                                                   521,000      162,671       0.0%
    Thoresen Thai Agencies PCL                                    6,743,054    1,783,722       0.0%
    TICON Industrial Connection PCL Class F                       6,738,184    2,727,221       0.1%
    Tipco Asphalt PCL                                             3,286,600    2,375,398       0.1%
    TIPCO Foods PCL                                               1,385,582      616,882       0.0%
    Tisco Financial Group PCL                                     2,533,100    5,583,951       0.1%
    TPI Polene PCL                                               60,744,900    4,109,369       0.1%
    TRC Construction PCL                                         18,011,687      796,701       0.0%
    TTCL PCL(B5ML0D8)                                             1,350,871      667,820       0.0%
    TTCL PCL(BWY4Y10)                                               295,800      146,232       0.0%
    TTW PCL                                                      11,977,000    3,635,690       0.1%
*   U City PCL                                                   47,365,600       41,080       0.0%
    Unique Engineering & Construction PCL                         4,767,570    2,315,559       0.1%
*   United Power of Asia PCL                                        500,000        8,528       0.0%
    Univanich Palm Oil PCL                                        1,053,200      211,614       0.0%
    Univentures PCL                                               6,092,800    1,224,197       0.0%
    Vanachai Group PCL                                            5,800,059    2,246,915       0.0%
    VGI Global Media PCL                                         16,359,000    2,336,324       0.1%
    Vibhavadi Medical Center PCL                                 42,264,100    3,494,517       0.1%
    Vinythai PCL                                                  2,911,734    1,725,659       0.0%
*   WHA Corp. PCL                                                34,918,900    3,169,857       0.1%
    Workpoint Entertainment PCL                                   1,379,840    2,134,184       0.0%
                                                                            ------------       ---
TOTAL THAILAND                                                               230,761,783       3.6%
                                                                            ------------       ---
TURKEY -- (1.4%)
    Adana Cimento Sanayii TAS Class A                               566,452    1,111,493       0.0%
    Adel Kalemcilik Ticaret ve Sanayi A.S.                           42,330      190,816       0.0%
#*  Afyon Cimento Sanayi TAS                                      1,004,041    2,532,057       0.1%
    Akcansa Cimento A.S.                                            444,909    1,539,533       0.0%
#*  Akenerji Elektrik Uretim A.S.                                 2,516,472      637,584       0.0%
    Aksa Akrilik Kimya Sanayii A.S.                                 775,850    2,317,399       0.1%
#*  Aksa Enerji Uretim A.S.                                       1,088,334      915,679       0.0%
#*  Aksigorta A.S.                                                1,013,913      753,452       0.0%
#   Alarko Holding A.S.                                             688,608    1,102,681       0.0%
    Albaraka Turk Katilim Bankasi A.S.                            2,969,982    1,036,436       0.0%
    Alkim Alkali Kimya A.S.                                          48,637      387,381       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TURKEY -- (Continued)
    Anadolu Anonim Turk Sigorta Sirketi                          2,035,741 $1,433,482       0.0%
*   Anadolu Cam Sanayii A.S.                                     1,490,394  1,517,781       0.0%
#   Anadolu Hayat Emeklilik A.S.                                   939,923  1,431,965       0.0%
#   AvivaSA Emeklilik ve Hayat A.S. Class A                         26,733    147,734       0.0%
#   Aygaz A.S.                                                     483,374  1,928,354       0.1%
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                         412,315  1,248,656       0.0%
#   Baticim Bati Anadolu Cimento Sanayii A.S.                      405,451    752,418       0.0%
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.           1,380,080  1,841,849       0.1%
#   Bizim Toptan Satis Magazalari A.S.                             245,003    805,355       0.0%
#   Bolu Cimento Sanayii A.S.                                      533,248    926,201       0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                 463,630  1,297,420       0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                   104,023  1,400,543       0.0%
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.               485,796    937,755       0.0%
#   Bursa Cimento Fabrikasi A.S.                                   267,764    448,303       0.0%
    Celebi Hava Servisi A.S.                                        60,471    388,729       0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                           587,017  2,476,794       0.1%
#*  Deva Holding A.S.                                              356,487    427,523       0.0%
#*  Dogan Sirketler Grubu Holding A.S.                           9,685,105  2,016,183       0.1%
#*  Dogus Otomotiv Servis ve Ticaret A.S.                          607,099  1,554,673       0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                      291,642    847,903       0.0%
#   EGE Endustri VE Ticaret A.S.                                    14,562  1,037,279       0.0%
#*  EGE Seramik Sanayi ve Ticaret A.S.                             274,358    281,313       0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
      ve Ticaret A.S.                                            1,804,201  2,153,521       0.1%
#*  Fenerbahce Futbol A.S.                                          84,211    843,603       0.0%
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.             27,385    186,449       0.0%
#   Global Yatirim Holding A.S.                                  2,085,182  1,726,294       0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.            50,882  1,130,087       0.0%
#   Goodyear Lastikleri TAS                                        955,450  1,165,039       0.0%
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                 983,334    636,769       0.0%
#   GSD Holding AS                                               4,562,388    771,113       0.0%
#   Gubre Fabrikalari TAS                                        1,072,327  1,473,081       0.0%
#*  Ihlas Holding A.S.                                           8,173,996  1,011,896       0.0%
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret
      A.S.                                                         170,170    477,073       0.0%
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.          678,189    364,973       0.0%
*   Is Finansal Kiralama A.S.                                    1,379,265    446,330       0.0%
    Is Yatirim Menkul Degerler A.S. Class A                        220,148     78,081       0.0%
#*  Izmir Demir Celik Sanayi A.S.                                  855,717    760,827       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A  1,362,478    594,301       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B    909,737    401,928       0.0%
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D  7,346,390  2,728,412       0.1%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                      4,108,655  1,341,588       0.0%
#*  Kartonsan Karton Sanayi ve Ticaret A.S.                         11,953    969,181       0.0%
#   Konya Cimento Sanayii A.S.                                      14,237  1,154,334       0.0%
#*  Koza Altin Isletmeleri A.S.                                    226,641  1,231,672       0.0%
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.                 831,604    480,900       0.0%
#   Mardin Cimento Sanayii ve Ticaret A.S.                         379,497    476,493       0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                 2,278,836    769,746       0.0%
#*  Migros Ticaret A.S.                                            320,825  2,196,895       0.1%
#*  NET Holding A.S.                                             1,819,449  1,306,225       0.0%
#*  Netas Telekomunikasyon A.S.                                    490,416  1,467,491       0.0%
    Nuh Cimento Sanayi A.S.                                        385,168  1,162,365       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
TURKEY -- (Continued)
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                          89,106 $    3,328,210       0.1%
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.         494,933        365,150       0.0%
#*  Parsan Makina Parcalari Sanayii A.S.                           126,184        324,696       0.0%
#*  Pegasus Hava Tasimaciligi A.S.                                 215,199        965,683       0.0%
    Pinar Entegre Et ve Un Sanayi A.S.                             152,148        445,828       0.0%
    Pinar SUT Mamulleri Sanayii A.S.                               143,024        615,962       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.            578,538        617,394       0.0%
*   Sekerbank TAS                                                2,576,023        870,252       0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                    1,287,294      1,312,228       0.0%
    Soda Sanayii A.S.                                            1,882,291      3,395,781       0.1%
#   Tat Gida Sanayi A.S.                                           747,482      1,405,382       0.0%
    TAV Havalimanlari Holding A.S.                                  40,472        168,566       0.0%
    Tekfen Holding A.S.                                          1,578,912      4,069,513       0.1%
#*  Teknosa Ic Ve Dis Ticaret A.S.                                 238,336        295,921       0.0%
    Trakya Cam Sanayii A.S.                                      3,586,813      3,473,555       0.1%
#*  Tumosan Motor ve Traktor Sanayi A.S.                            95,097        207,226       0.0%
#   Turcas Petrol A.S.                                           1,214,852        697,240       0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                          55,589      1,220,149       0.0%
    Turkiye Sinai Kalkinma Bankasi A.S.                          8,464,308      3,595,358       0.1%
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                       834,662      1,711,263       0.0%
#*  Zorlu Enerji Elektrik Uretim A.S.                            7,974,005      2,602,732       0.1%
                                                                           --------------      ----
TOTAL TURKEY                                                                   98,867,480       1.5%
                                                                           --------------      ----
TOTAL COMMON STOCKS                                                         6,323,551,410      97.2%
                                                                           --------------      ----
PREFERRED STOCKS -- (1.4%)
BRAZIL -- (1.3%)
    AES Tiete Energia SA                                             7,992          6,798       0.0%
    Alpargatas SA                                                1,606,174      6,730,239       0.1%
    Banco ABC Brasil SA                                            864,919      4,855,896       0.1%
    Banco do Estado do Rio Grande do Sul SA Class B              2,285,044     10,229,982       0.2%
*   Banco Pan SA                                                 2,079,740      1,231,837       0.0%
    Banco Pine SA                                                  282,703        325,095       0.0%
    Centrais Eletricas Santa Catarina                               79,600        448,652       0.0%
    Cia Brasileira de Distribuicao                                  12,250        276,913       0.0%
    Cia de Gas de Sao Paulo--COMGAS Class A                        221,785      3,353,974       0.1%
    Cia de Saneamento do Parana                                    225,201        729,373       0.0%
    Cia de Transmissao de Energia Eletrica Paulista                411,240      8,032,917       0.1%
    Cia Energetica de Minas Gerais                               5,514,829     15,428,768       0.2%
    Cia Energetica de Sao Paulo Class B                          1,652,400      9,422,800       0.1%
    Cia Energetica do Ceara Class A                                114,139      1,689,044       0.0%
    Cia Ferro Ligas da Bahia--FERBASA                              445,049      1,512,918       0.0%
    Cia Paranaense de Energia                                      857,600      7,881,474       0.1%
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA         831,699      3,940,944       0.1%
    Eucatex SA Industria e Comercio                                160,378        174,826       0.0%
*   Gol Linhas Aereas Inteligentes SA                              302,148        955,740       0.0%
    Grazziotin SA                                                    2,100         12,901       0.0%
    Marcopolo SA                                                 4,890,253      3,697,676       0.1%
*   Randon SA Implementos e Participacoes                        2,012,057      2,979,369       0.0%
    Suzano Papel e Celulose SA Class A                             812,700      3,433,565       0.1%
    Unipar Carbocloro SA Class B                                   276,095        675,874       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
BRAZIL -- (Continued)
*   Usinas Siderurgicas de Minas Gerais SA Class A                 4,852,799 $  6,513,106       0.1%
                                                                             ------------       ---
TOTAL BRAZIL                                                                   94,540,681       1.4%
                                                                             ------------       ---
CHILE -- (0.1%)
    Coca-Cola Embonor SA Class B                                     337,981      845,782       0.0%
    Embotelladora Andina SA Class B                                  776,973    3,218,769       0.1%
                                                                             ------------       ---
TOTAL CHILE                                                                     4,064,551       0.1%
                                                                             ------------       ---
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                            2,637,267    2,384,477       0.0%
                                                                             ------------       ---
INDIA -- (0.0%)
    UPL, Ltd., 5.000%                                                620,778      115,799       0.0%
                                                                             ------------       ---
TOTAL PREFERRED STOCKS                                                        101,105,508       1.5%
                                                                             ------------       ---
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Cia de Gas de Sao Paulo - COMGAS Rights 5/26/17                    4,747        2,378       0.0%
*   Iochpe Maxion SA Warrants 6/3/19                                  36,674       69,094       0.0%
                                                                             ------------       ---
TOTAL BRAZIL                                                                       71,472       0.0%
                                                                             ------------       ---
INDONESIA -- (0.0%)
*   Pacific Strategic Financial Tbk PT Warrants                      747,800       17,448       0.0%
*   Sentul City Rights 4/13/17                                   150,696,900           --       0.0%
                                                                             ------------       ---
TOTAL INDONESIA                                                                    17,448       0.0%
                                                                             ------------       ---
MALAYSIA -- (0.0%)
*   Land & General Bhd Rights 5/2/17                              10,702,560      123,273       0.0%
*   MKH Bhd Rights 5/19/17                                           176,348      220,587       0.0%
                                                                             ------------       ---
TOTAL MALAYSIA                                                                    343,860       0.0%
                                                                             ------------       ---
PHILIPPINES -- (0.0%)
*   China Banking Corp. Rights 5/5/17                                320,026       27,542       0.0%
                                                                             ------------       ---
POLAND -- (0.0%)
*   Hawe SA Rights                                                   846,548           --       0.0%
                                                                             ------------       ---
SOUTH KOREA -- (0.0%)
#*  CrucialTec Co., Ltd. Rights 6/2/17                                67,175       60,805       0.0%
                                                                             ------------       ---
TAIWAN -- (0.0%)
*   First Steamship Rights 5/8/17                                  1,393,208       11,544       0.0%
                                                                             ------------       ---
THAILAND -- (0.0%)
*   E for L Aim PCL                                                5,454,000           --       0.0%
*   EFORL W3                                                       1,636,200           --       0.0%
*   RS W3 Warrants 4/17/19                                           673,000           --       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
THAILAND -- (Continued)
*    Thaifoods Group W2 Warrants 4/30/18                             267,770 $           --        0.0%
                                                                             --------------      -----
TOTAL THAILAND                                                                           --        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                               532,671        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   6,425,189,589
                                                                             --------------

                                                                                 VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (8.2%)
(S)@ DFA Short Term Investment Fund                               49,493,179    572,784,566        8.8%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $6,281,544,083)                          $6,997,974,155      107.5%
                                                                             ==============      =====

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ----------------------------------------------------
                                            LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                         -------------- -------------- ------- --------------
Common Stocks
   Brazil                                $  505,313,655             --     --  $  505,313,655
   Chile                                      1,088,052 $  108,460,944     --     109,548,996
   China                                     55,673,829    998,632,979     --   1,054,306,808
   Colombia                                  12,135,744             --     --      12,135,744
   Greece                                            --     20,910,141     --      20,910,141
   Hong Kong                                         --        456,686     --         456,686
   Hungary                                           --      6,121,958     --       6,121,958
   India                                         97,036    984,146,598     --     984,243,634
   Indonesia                                  1,583,335    212,074,711     --     213,658,046
   Malaysia                                     129,593    258,895,891     --     259,025,484
   Mexico                                   177,599,157             --     --     177,599,157
   Philippines                                       --     96,346,056     --      96,346,056
   Poland                                            --    115,652,465     --     115,652,465
   South Africa                               6,931,188    462,966,051     --     469,897,239
   South Korea                                4,773,434    881,226,757     --     886,000,191
   Taiwan                                        87,165  1,082,618,722     --   1,082,705,887
   Thailand                                 230,211,435        550,348     --     230,761,783
   Turkey                                            --     98,867,480     --      98,867,480
Preferred Stocks
   Brazil                                    94,540,681             --     --      94,540,681
   Chile                                             --      4,064,551     --       4,064,551
   Colombia                                   2,384,477             --     --       2,384,477
   India                                        115,799             --     --         115,799
Rights/Warrants
   Brazil                                            --         71,472     --          71,472
   Indonesia                                         --         17,448     --          17,448
   Malaysia                                          --        343,860     --         343,860
   Philippines                                       --         27,542     --          27,542
   South Korea                                       --         60,805     --          60,805
   Taiwan                                            --         11,544     --          11,544
Securities Lending Collateral                        --    572,784,566     --     572,784,566
Futures Contracts**                           1,040,556             --     --       1,040,556
                                         -------------- -------------- ------  --------------
TOTAL                                    $1,093,705,136 $5,905,309,575     --  $6,999,014,711
                                         ============== ============== ======  ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
COMMON STOCKS -- (93.3%)
BRAZIL -- (4.5%)
                  Aliansce Shopping Centers SA                                         796,814 $  3,783,175             0.0%
*                 B2W Cia Digital(BDFZQZ7)                                              62,281      257,636             0.0%
*                 B2W Cia Digital(B1LH3Y1)                                             193,900      817,373             0.0%
                  Banco Alfa de Investimento SA                                         55,600       84,783             0.0%
                  Banco do Brasil SA                                                10,075,902  104,281,086             0.6%
                  Banco Santander Brasil SA                                            309,289    2,671,888             0.0%
                  BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros            3,478,784   20,835,111             0.1%
*                 Brasil Brokers Participacoes SA                                    1,311,600      673,558             0.0%
                  BrasilAgro - Co. Brasileira de Propriedades Agricolas                 80,384      323,912             0.0%
                  BTG Pactual Group                                                    311,833    1,826,368             0.0%
*                 Cia Siderurgica Nacional SA                                        3,185,998    7,779,173             0.1%
*                 Cosan Logistica SA                                                    10,200       21,210             0.0%
                  Cosan SA Industria e Comercio                                        906,702   10,600,876             0.1%
                  Cyrela Brazil Realty SA Empreendimentos e Participacoes            3,653,917   15,195,635             0.1%
                  Direcional Engenharia SA                                           1,671,461    3,212,272             0.0%
                  Duratex SA                                                         4,102,626   11,542,493             0.1%
                  Embraer SA                                                         1,491,262    7,216,580             0.0%
                  Embraer SA ADR                                                       718,303   13,791,418             0.1%
                  Estacio Participacoes SA                                             287,131    1,612,938             0.0%
*                 Eternit SA                                                           495,402      201,342             0.0%
                  Even Construtora e Incorporadora SA                                4,637,030    6,486,480             0.0%
                  Ez Tec Empreendimentos e Participacoes SA                          1,203,537    7,704,940             0.0%
                  Fibria Celulose SA                                                 1,760,576   16,307,536             0.1%
#                 Fibria Celulose SA Sponsored ADR                                   3,113,211   28,579,277             0.2%
                  GAEC Educacao SA                                                      67,900      286,656             0.0%
#                 Gafisa SA ADR                                                        169,012    1,923,354             0.0%
                  Gerdau SA                                                          1,829,163    5,572,693             0.0%
#                 Gerdau SA Sponsored ADR                                           12,742,387   38,864,280             0.2%
                  Guararapes Confeccoes SA                                              60,000    1,692,034             0.0%
                  Helbor Empreendimentos SA                                          1,782,686    1,420,959             0.0%
                  Hypermarcas SA                                                       471,782    4,468,035             0.0%
*                 International Meal Co. Alimentacao SA                                333,500      643,033             0.0%
                  Iochpe Maxion SA                                                   1,688,293    8,888,132             0.1%
                  JBS SA                                                            12,439,175   40,248,366             0.2%
*                 JHSF Participacoes SA                                              1,170,474      892,408             0.0%
                  Kepler Weber SA                                                       12,200       96,399             0.0%
                  Kroton Educacional SA                                             12,131,927   57,142,234             0.3%
*                 Magnesita Refratarios SA                                             643,250    5,502,194             0.0%
*                 Marisa Lojas SA                                                        6,200       16,310             0.0%
*                 Mills Estruturas e Servicos de Engenharia SA                         627,446      689,903             0.0%
                  MRV Engenharia e Participacoes SA                                  6,416,057   32,221,278             0.2%
                  Paranapanema SA                                                    3,289,143    1,347,139             0.0%
*                 Petro Rio SA                                                           7,600      104,109             0.0%
*                 Petroleo Brasileiro SA                                             6,091,883   27,560,826             0.2%
#*                Petroleo Brasileiro SA Sponsored ADR                              13,222,607  119,135,689             0.7%
                  Porto Seguro SA                                                      613,581    5,551,912             0.0%
*                 Profarma Distribuidora de Produtos Farmaceuticos SA                   33,800      118,735             0.0%
                  QGEP Participacoes SA                                              1,408,166    2,821,611             0.0%
                  Rodobens Negocios Imobiliarios SA                                    208,475      372,083             0.0%
*                 Rumo SA                                                            2,036,465    5,601,153             0.0%
*                 Santos Brasil Participacoes SA                                     1,106,000      818,859             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                               PERCENTAGE
                                                                                      SHARES      VALUE++    OF NET ASSETS**
                                                                                    ----------- ------------ ---------------
BRAZIL -- (Continued)
                  Sao Carlos Empreendimentos e Participacoes SA                          56,800 $    581,412             0.0%
                  SLC Agricola SA                                                       941,091    5,811,308             0.0%
*                 Springs Global Participacoes SA                                        10,800       30,521             0.0%
                  Sul America SA                                                      2,156,138   11,405,478             0.1%
                  Technos SA                                                             39,400       55,859             0.0%
                  Tecnisa SA(B1N9YM0)                                                 2,321,700    2,077,355             0.0%
*                 Tecnisa SA(BYQ1XZ0)                                                   533,975      477,777             0.0%
                  TPI - Triunfo Participacoes e Investimentos SA                        459,400      555,787             0.0%
                  Tupy SA                                                                34,104      163,856             0.0%
*                 Usinas Siderurgicas de Minas Gerais SA                                524,300    1,450,309             0.0%
                  Vale SA                                                             5,590,234   48,381,005             0.3%
#                 Vale SA Sponsored ADR                                              15,719,950  134,877,171             0.8%
                  Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
                    Identificacao SA                                                     13,900       98,315             0.0%
                  Via Varejo SA(BGSHPP4)                                                824,559    3,093,996             0.0%
                  Via Varejo SA(B7VY430)                                                167,924      238,074             0.0%
                                                                                                ------------ ---------------
TOTAL BRAZIL                                                                                     839,105,667             4.6%
                                                                                                ------------ ---------------
CHILE -- (1.5%)
                  Besalco SA                                                            373,437      236,438             0.0%
                  CAP SA                                                                827,617    8,643,146             0.1%
                  Cementos BIO BIO SA                                                   665,307      907,579             0.0%
                  Cencosud SA                                                        11,043,156   31,440,912             0.2%
                  Cencosud SA ADR                                                        56,591      482,155             0.0%
*                 Cia Sud Americana de Vapores SA                                    73,319,581    2,855,048             0.0%
                  Cristalerias de Chile SA                                              264,624    2,671,945             0.0%
                  Embotelladora Andina SA Class A ADR                                     2,797       64,331             0.0%
*                 Empresa Nacional de Telecomunicaciones SA                             105,838    1,268,435             0.0%
                  Empresas CMPC SA                                                   17,265,339   40,116,977             0.2%
                  Empresas COPEC SA                                                   2,884,318   32,167,494             0.2%
                  Empresas Hites SA                                                   1,868,082    1,967,623             0.0%
*                 Empresas La Polar SA                                                3,788,140      266,668             0.0%
                  Enel Americas SA                                                   10,922,839    2,169,292             0.0%
                  Enel Americas SA Sponsored ADR                                      3,841,992   38,074,141             0.2%
                  Enel Chile SA(BYMLZD6)                                              4,938,832      545,143             0.0%
                  Enel Chile SA(29278D105)                                            4,240,020   23,150,509             0.1%
                  Grupo Security SA                                                   1,183,304      418,457             0.0%
                  Inversiones Aguas Metropolitanas SA                                 5,078,398    8,030,304             0.1%
#                 Itau CorpBanca(45033E105)                                               1,000       13,720             0.0%
                  Itau CorpBanca(BYT25P4)                                           606,187,352    5,525,518             0.0%
*                 Latam Airlines Group SA                                             2,156,062   27,189,733             0.2%
#                 Latam Airlines Group SA Sponsored ADR                               1,200,157   15,205,989             0.1%
                  Masisa SA                                                          44,310,659    2,873,779             0.0%
                  PAZ Corp. SA                                                        2,189,657    2,444,714             0.0%
                  Ripley Corp. SA                                                    12,474,248    9,047,820             0.1%
                  Salfacorp SA                                                        2,945,496    3,398,522             0.0%
                  Sigdo Koppers SA                                                       87,684      125,727             0.0%
                  Sociedad Matriz SAAM SA                                            53,032,417    5,202,390             0.0%
                  Socovesa SA                                                         5,821,469    2,527,323             0.0%
                  Vina Concha y Toro SA                                                 711,174    1,146,526             0.0%
                                                                                                ------------ ---------------
TOTAL CHILE                                                                                      270,178,358             1.5%
                                                                                                ------------ ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                               PERCENTAGE
                                                                                      SHARES      VALUE++    OF NET ASSETS**
                                                                                    ----------- ------------ ---------------
CHINA -- (15.6%)
                  361 Degrees International, Ltd.                                     6,846,000 $  2,302,730             0.0%
#                 Agile Group Holdings, Ltd.                                         19,338,999   17,284,831             0.1%
                  Agricultural Bank of China, Ltd. Class H                          193,470,000   89,187,746             0.5%
                  Air China, Ltd. Class H                                             2,930,000    2,590,569             0.0%
                  Ajisen China Holdings, Ltd.                                           818,000      361,431             0.0%
*                 Aluminum Corp. of China, Ltd. ADR                                      42,385      523,455             0.0%
                  AMVIG Holdings, Ltd.                                                5,381,100    1,797,108             0.0%
#*                Angang Steel Co., Ltd. Class H                                      7,634,640    5,123,901             0.0%
#                 Anhui Conch Cement Co., Ltd. Class H                                  862,500    3,016,208             0.0%
#*                Anton Oilfield Services Group                                       4,538,000      494,624             0.0%
*                 Anxin-China Holdings, Ltd.                                          6,152,000       57,104             0.0%
#                 Asia Cement China Holdings Corp.                                    6,621,000    2,144,478             0.0%
#*                Asian Citrus Holdings, Ltd.                                         4,633,000      134,016             0.0%
                  AVIC International Holdings, Ltd. Class H                           3,214,000    1,701,161             0.0%
                  Bank of China, Ltd. Class H                                       530,032,817  256,383,559             1.4%
                  Bank of Chongqing Co., Ltd. Class H                                   784,000      655,270             0.0%
                  Bank of Communications Co., Ltd. Class H                           46,469,574   35,731,326             0.2%
                  Baoye Group Co., Ltd. Class H                                       2,841,120    2,096,665             0.0%
#                 BBMG Corp. Class H                                                 13,302,000    7,112,499             0.1%
#                 Beijing Capital Land, Ltd. Class H                                  9,861,060    4,787,076             0.0%
#                 Beijing Enterprises Holdings, Ltd.                                  2,773,000   13,535,655             0.1%
#                 Beijing North Star Co., Ltd. Class H                                2,986,000    1,154,324             0.0%
                  Belle International Holdings, Ltd.                                  3,180,000    2,442,240             0.0%
#*                Boer Power Holdings, Ltd.                                           1,115,000      379,460             0.0%
                  Bosideng International Holdings, Ltd.                               9,580,000      775,148             0.0%
                  BYD Electronic International Co., Ltd.                              5,288,136    8,071,236             0.1%
#                 C C Land Holdings, Ltd.                                            26,659,429    6,814,951             0.1%
                  Carrianna Group Holdings Co., Ltd.                                  3,880,391      398,945             0.0%
                  CECEP COSTIN New Materials Group, Ltd.                                132,000        3,818             0.0%
                  Central China Real Estate, Ltd.                                     8,352,350    2,049,134             0.0%
                  Century Sunshine Group Holdings, Ltd.                              14,095,000      515,825             0.0%
#*                CGN Meiya Power Holdings Co., Ltd.                                  7,682,000    1,133,804             0.0%
                  Changshouhua Food Co., Ltd.                                            91,000       46,332             0.0%
*                 Chigo Holding, Ltd.                                                35,856,000      525,065             0.0%
#                 China Aerospace International Holdings, Ltd.                       24,570,000    3,376,126             0.0%
*                 China Agri-Industries Holdings, Ltd.                               16,165,500    7,995,980             0.1%
                  China Aoyuan Property Group, Ltd.                                  13,493,000    4,127,088             0.0%
                  China BlueChemical, Ltd. Class H                                    9,370,878    2,696,312             0.0%
                  China Cinda Asset Management Co., Ltd. Class H                     93,700,000   35,619,191             0.2%
                  China CITIC Bank Corp., Ltd. Class H                               36,804,112   23,297,767             0.1%
#*                China Coal Energy Co., Ltd. Class H                                15,212,000    7,383,934             0.1%
                  China Communications Construction Co., Ltd. Class H                15,837,327   21,745,663             0.1%
                  China Communications Services Corp., Ltd. Class H                  20,989,071   11,944,308             0.1%
                  China Construction Bank Corp. Class H                             692,941,101  562,434,840             3.1%
                  China Dongxiang Group Co., Ltd.                                    10,038,000    1,909,047             0.0%
*                 China Environmental Technology and Bioenergy Holdings, Ltd.           690,000       15,410             0.0%
                  China Everbright Bank Co., Ltd. Class H                            15,252,000    7,148,723             0.1%
                  China Everbright, Ltd.                                              6,037,869   13,793,133             0.1%
#                 China Evergrande Group                                              9,661,000   10,304,360             0.1%
*                 China Fiber Optic Network System Group, Ltd.                        3,598,000      242,847             0.0%
                  China Financial Services Holdings, Ltd.                             1,536,000      146,062             0.0%
*                 China Glass Holdings, Ltd.                                          7,524,000      842,327             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES      VALUE++   OF NET ASSETS**
                                                                                    ----------- ----------- ---------------
CHINA -- (Continued)
#                 China Harmony New Energy Auto Holding, Ltd.                         5,259,000 $ 1,965,318             0.0%
*                 China High Precision Automation Group, Ltd.                           429,000      12,616             0.0%
#                 China Hongqiao Group, Ltd.                                         10,475,000   9,494,141             0.1%
#*                China Huarong Asset Management Co., Ltd. Class H                   10,876,000   4,632,989             0.0%
*                 China Huiyuan Juice Group, Ltd.                                     2,700,483     966,746             0.0%
#                 China International Marine Containers Group Co., Ltd. Class H         360,700     622,065             0.0%
*                 China ITS Holdings Co., Ltd.                                        5,486,147     528,803             0.0%
                  China Jinmao Holdings Group, Ltd.                                  43,730,580  14,144,671             0.1%
*                 China Longevity Group Co., Ltd.                                     1,152,649      38,084             0.0%
#                 China Merchants Land, Ltd.                                          9,686,000   1,791,318             0.0%
#                 China Merchants Port Holdings Co., Ltd.                             7,319,333  20,912,526             0.1%
                  China Minsheng Banking Corp., Ltd. Class H                         15,578,500  15,327,062             0.1%
#                 China National Building Material Co., Ltd. Class H                 35,454,000  23,567,936             0.1%
                  China National Materials Co., Ltd. Class H                         15,305,000   5,421,201             0.0%
*                 China New Town Development Co., Ltd.                               11,705,522     578,813             0.0%
#*                China Ocean Resources Co., Ltd.                                       992,968     872,632             0.0%
*                 China Oil & Gas Group, Ltd.                                         2,300,000     168,341             0.0%
#                 China Oilfield Services, Ltd. Class H                               4,544,000   4,183,144             0.0%
*                 China Oriental Group Co., Ltd.                                         26,000       7,621             0.0%
*                 China Overseas Grand Oceans Group, Ltd.                             4,848,000   2,483,153             0.0%
                  China Overseas Land & Investment, Ltd.                             18,808,000  54,554,245             0.3%
#                 China Petroleum & Chemical Corp. ADR                                1,186,244  96,524,658             0.5%
                  China Petroleum & Chemical Corp. Class H                          113,079,575  91,826,660             0.5%
*                 China Properties Group, Ltd.                                        5,400,000   1,200,768             0.0%
                  China Railway Construction Corp., Ltd. Class H                      9,342,014  13,046,130             0.1%
*                 China Rare Earth Holdings, Ltd.                                    10,588,600     760,842             0.0%
                  China Reinsurance Group Corp. Class H                               4,741,000   1,090,280             0.0%
                  China Resources Cement Holdings, Ltd.                               9,256,000   5,060,748             0.0%
                  China Resources Land, Ltd.                                         14,892,000  41,266,125             0.2%
                  China Sanjiang Fine Chemicals Co., Ltd.                             1,337,000     428,809             0.0%
                  China SCE Property Holdings, Ltd.                                  11,433,000   4,332,742             0.0%
#*                China Shanshui Cement Group, Ltd.                                  19,122,000   1,252,535             0.0%
                  China Shenhua Energy Co., Ltd. Class H                             14,430,500  33,591,347             0.2%
                  China Shineway Pharmaceutical Group, Ltd.                             141,000     170,514             0.0%
#                 China Silver Group, Ltd.                                              510,000      93,857             0.0%
#                 China Singyes Solar Technologies Holdings, Ltd.                     5,351,200   2,501,117             0.0%
#                 China South City Holdings, Ltd.                                    13,814,000   2,697,516             0.0%
*                 China Starch Holdings, Ltd.                                        26,770,000     910,831             0.0%
*                 China Taifeng Beddings Holdings, Ltd.                                 640,000      16,662             0.0%
*                 China Taiping Insurance Holdings Co., Ltd.                            320,000     796,725             0.0%
#                 China Travel International Investment Hong Kong, Ltd.              24,983,631   7,221,499             0.1%
#                 China Unicom Hong Kong, Ltd. ADR                                    7,214,458  93,643,665             0.5%
*                 China Vanadium Titano - Magnetite Mining Co., Ltd.                  3,880,000     129,504             0.0%
                  China XLX Fertiliser, Ltd.                                             52,000      13,689             0.0%
#*                China Yurun Food Group, Ltd.                                        6,534,000     982,373             0.0%
                  China ZhengTong Auto Services Holdings, Ltd.                       10,641,000   5,843,278             0.0%
#                 China Zhongwang Holdings, Ltd.                                     17,808,954   8,073,268             0.1%
                  Chongqing Machinery & Electric Co., Ltd. Class H                   12,958,000   1,680,598             0.0%
                  Chongqing Rural Commercial Bank Co., Ltd. Class H                  20,425,000  14,027,528             0.1%
*                 Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.          1,188,000     167,790             0.0%
                  Chu Kong Shipping Enterprise Group Co., Ltd.                           80,000      20,441             0.0%
                  CIFI Holdings Group Co., Ltd.                                       7,158,000   2,584,246             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                   ---------- ------------ ---------------
CHINA -- (Continued)
#                CIMC Enric Holdings, Ltd.                                            442,000 $    257,595             0.0%
*                CITIC Dameng Holdings, Ltd.                                        1,221,000       65,048             0.0%
*                CITIC Resources Holdings, Ltd.                                     5,946,000      717,646             0.0%
                 CITIC, Ltd.                                                       28,827,483   41,799,993             0.2%
                 Citychamp Watch & Jewellery Group, Ltd.                            2,045,108      454,398             0.0%
                 Clear Media, Ltd.                                                    138,000      150,759             0.0%
                 CNOOC, Ltd.                                                       94,928,000  110,742,711             0.6%
#                CNOOC, Ltd. Sponsored ADR                                            224,306   26,053,142             0.2%
                 Comba Telecom Systems Holdings, Ltd.                               7,870,683    1,152,143             0.0%
*                Comtec Solar Systems Group, Ltd.                                   4,588,000      191,629             0.0%
                 Concord New Energy Group, Ltd.                                    28,250,000    1,341,844             0.0%
#*               Coolpad Group, Ltd.                                                5,720,600      529,525             0.0%
                 COSCO SHIPPING Energy Transportation Co., Ltd. Class H             1,618,000      883,492             0.0%
#                COSCO SHIPPING International Hong Kong Co., Ltd.                   5,650,000    2,424,654             0.0%
                 COSCO SHIPPING Ports, Ltd.                                        16,631,491   18,208,653             0.1%
*                Coslight Technology International Group Co., Ltd.                    452,000      231,129             0.0%
                 Country Garden Holdings Co., Ltd.                                 12,172,800   11,576,945             0.1%
#                CPMC Holdings, Ltd.                                                  831,000      460,317             0.0%
                 CRCC High-Tech Equipment Corp., Ltd. Class H                         139,000       66,234             0.0%
*                DaChan Food Asia, Ltd.                                             3,195,000      287,824             0.0%
                 Dah Chong Hong Holdings, Ltd.                                      6,143,000    2,652,301             0.0%
*                Daphne International Holdings, Ltd.                                2,812,000      277,595             0.0%
#                Dongfang Electric Corp., Ltd. Class H                                471,600      415,677             0.0%
                 Dongfeng Motor Group Co., Ltd. Class H                            18,248,000   19,166,358             0.1%
*                Dongyue Group, Ltd.                                                2,979,000       98,389             0.0%
#*               Dynasty Fine Wines Group, Ltd.                                     9,228,600      320,341             0.0%
                 Embry Holdings, Ltd.                                                 539,000      230,812             0.0%
                 EVA Precision Industrial Holdings, Ltd.                            3,360,000      556,681             0.0%
*                Evergreen International Holdings, Ltd.                             1,609,000      155,975             0.0%
                 Fantasia Holdings Group Co., Ltd.                                 21,470,515    3,363,598             0.0%
                 Fosun International, Ltd.                                         11,433,183   17,292,260             0.1%
                 Fufeng Group, Ltd.                                                 3,649,000    2,493,746             0.0%
                 Fullshare Holdings, Ltd.                                           3,850,000    1,247,308             0.0%
#                Future Land Development Holdings, Ltd.                             8,274,000    2,442,748             0.0%
#*               GCL-Poly Energy Holdings, Ltd.                                    44,445,000    5,364,604             0.0%
                 Gemdale Properties & Investment Corp., Ltd.                        3,708,000      257,045             0.0%
*                Glorious Property Holdings, Ltd.                                  28,617,000    3,309,085             0.0%
                 Goldlion Holdings, Ltd.                                            1,904,000      810,266             0.0%
#                Goldpac Group, Ltd.                                                  705,000      267,106             0.0%
#                GOME Electrical Appliances Holding, Ltd.                          80,257,000   10,930,743             0.1%
#*               Greenland Hong Kong Holdings, Ltd.                                 2,782,575      897,220             0.0%
#*               Greentown China Holdings, Ltd.                                     7,875,091    7,565,593             0.1%
#                Guangshen Railway Co., Ltd. Sponsored ADR                            373,285   10,108,558             0.1%
                 Guangzhou R&F Properties Co., Ltd. Class H                        11,882,714   20,000,584             0.1%
#*               Guodian Technology & Environment Group Corp., Ltd. Class H         4,780,000      325,592             0.0%
*                Hanergy Thin Film Power Group, Ltd.                               14,642,000       71,646             0.0%
                 Harbin Bank Co., Ltd. Class H                                        202,000       59,679             0.0%
                 Harbin Electric Co., Ltd. Class H                                  6,619,474    4,045,651             0.0%
*                Hengdeli Holdings, Ltd.                                           13,836,000    1,688,220             0.0%
*                Hi Sun Technology China, Ltd.                                        720,000      121,052             0.0%
*                Hidili Industry International Development, Ltd.                    2,422,000      101,198             0.0%
#                Hilong Holding, Ltd.                                               5,231,000    1,140,887             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                               PERCENTAGE
                                                                                      SHARES      VALUE++    OF NET ASSETS**
                                                                                    ----------- ------------ ---------------
CHINA -- (Continued)
*                 HKC Holdings, Ltd.                                                    871,155 $    595,367             0.0%
#                 HNA Infrastructure Co., Ltd. Class H                                1,504,000    1,258,062             0.0%
*                 Honghua Group, Ltd.                                                 2,791,000      282,988             0.0%
                  Hopefluent Group Holdings, Ltd.                                     1,366,000      412,373             0.0%
                  Hopson Development Holdings, Ltd.                                   9,586,000    9,128,139             0.1%
#*                Hua Han Health Industry Holdings, Ltd.                             23,012,000      588,143             0.0%
                  Hua Hong Semiconductor, Ltd.                                        1,412,000    2,001,951             0.0%
                  Huaneng Renewables Corp., Ltd. Class H                             27,686,000    9,664,396             0.1%
#                 Huishang Bank Corp., Ltd. Class H                                     751,000      354,898             0.0%
                  Hydoo International Holding, Ltd.                                     584,000       58,444             0.0%
                  Industrial & Commercial Bank of China, Ltd. Class H               422,838,996  275,634,207             1.5%
                  Inspur International, Ltd.                                            345,343       71,431             0.0%
                  Intime Retail Group Co., Ltd.                                         308,500      390,279             0.0%
#                 Jiangnan Group, Ltd.                                                6,330,000      813,146             0.0%
                  Jiangxi Copper Co., Ltd. Class H                                    7,111,000   11,077,285             0.1%
#*                JinkoSolar Holding Co., Ltd. ADR                                      293,055    5,081,574             0.0%
#                 Joy City Property, Ltd.                                             1,754,000      274,793             0.0%
                  Ju Teng International Holdings, Ltd.                               11,158,249    4,111,878             0.0%
                  K Wah International Holdings, Ltd.                                    364,000      230,982             0.0%
*                 Kai Yuan Holdings, Ltd.                                            41,600,000      453,766             0.0%
#*                Kaisa Group Holdings, Ltd.                                         22,755,632    6,816,436             0.1%
                  Kangda International Environmental Co., Ltd.                          731,000      169,890             0.0%
#*                Kasen International Holdings, Ltd.                                  1,807,000      318,298             0.0%
                  Kingboard Chemical Holdings, Ltd.                                   7,766,845   27,972,716             0.2%
                  Kingboard Laminates Holdings, Ltd.                                    959,000    1,155,831             0.0%
                  Kunlun Energy Co., Ltd.                                            22,012,000   19,864,217             0.1%
                  KWG Property Holding, Ltd.                                         13,148,500    9,932,506             0.1%
#*                Labixiaoxin Snacks Group, Ltd.                                      2,491,000      144,241             0.0%
                  Lai Fung Holdings, Ltd.                                            54,101,791    1,501,921             0.0%
                  Le Saunda Holdings, Ltd.                                              120,000       26,702             0.0%
                  Legend Holdings Corp. Class H                                         243,200      724,851             0.0%
                  Leoch International Technology, Ltd.                                  456,000      112,532             0.0%
*                 Lianhua Supermarket Holdings Co., Ltd. Class H                        310,000      132,965             0.0%
#                 Logan Property Holdings Co., Ltd.                                   1,274,000      729,468             0.0%
                  Longfor Properties Co., Ltd.                                        6,004,000   10,388,886             0.1%
                  Lonking Holdings, Ltd.                                             22,876,000    6,398,995             0.0%
*                 Maanshan Iron & Steel Co., Ltd. Class H                             1,522,000      513,633             0.0%
*                 Maoye International Holdings, Ltd.                                 14,296,000    1,524,984             0.0%
*                 MIE Holdings Corp.                                                  7,152,000      679,377             0.0%
#                 MIN XIN Holdings, Ltd.                                                708,418      572,377             0.0%
*                 Mingfa Group International Co., Ltd.                                  608,000       23,450             0.0%
                  Minmetals Land, Ltd.                                               15,659,205    1,910,027             0.0%
*                 MMG, Ltd.                                                           3,636,000    1,241,529             0.0%
#                 MOBI Development Co., Ltd.                                            379,000       62,305             0.0%
                  Modern Land China Co., Ltd.                                         1,454,000      237,469             0.0%
#*                Munsun Capital Group, Ltd.                                         22,260,000      211,841             0.0%
                  Nature Home Holding Co., Ltd.                                         154,000       20,771             0.0%
*                 New World Department Store China, Ltd.                              3,588,000      538,664             0.0%
                  Nine Dragons Paper Holdings, Ltd.                                  14,885,000   16,052,932             0.1%
*                 North Mining Shares Co., Ltd.                                       7,230,000      146,717             0.0%
                  NVC Lighting Holdings, Ltd.                                           996,000      112,541             0.0%
                  Overseas Chinese Town Asia Holdings, Ltd.                             782,000      311,968             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
CHINA -- (Continued)
#                 Parkson Retail Group, Ltd.                                        10,672,000 $ 1,342,846             0.0%
                  People's Insurance Co. Group of China, Ltd. (The) Class H         28,934,000  11,923,151             0.1%
#                 PetroChina Co., Ltd. ADR                                              75,718   5,319,190             0.0%
                  PetroChina Co., Ltd. Class H                                      90,122,000  63,318,041             0.4%
*                 Phoenix New Media, Ltd. ADR                                            6,900      24,081             0.0%
#*                Poly Property Group Co., Ltd.                                     19,626,488   8,041,368             0.1%
                  Powerlong Real Estate Holdings, Ltd.                              13,452,000   6,345,375             0.0%
#*                Prosperity International Holdings HK, Ltd.                        17,080,000     267,418             0.0%
                  Qingling Motors Co., Ltd. Class H                                  9,404,000   3,105,661             0.0%
#                 Qinhuangdao Port Co., Ltd. Class H                                   624,000     188,451             0.0%
*                 Qunxing Paper Holdings Co., Ltd.                                   5,020,071     243,958             0.0%
*                 Real Gold Mining, Ltd.                                             3,137,500     106,085             0.0%
                  Real Nutriceutical Group, Ltd.                                     8,966,000     523,388             0.0%
                  Red Star Macalline Group Corp., Ltd. Class H                          30,000      31,990             0.0%
#*                Renhe Commercial Holdings Co., Ltd.                               42,691,000   1,091,063             0.0%
#*                REXLot Holdings, Ltd.                                             65,816,621     981,180             0.0%
#*                Ronshine China Holdings, Ltd.                                        365,500     323,266             0.0%
#*                Sany Heavy Equipment International Holdings Co., Ltd.              4,972,000     970,486             0.0%
*                 Scud Group, Ltd.                                                   3,368,000      84,434             0.0%
#                 Seaspan Corp.                                                        410,898   2,892,722             0.0%
#*                Semiconductor Manufacturing International Corp.                   13,269,698  16,762,948             0.1%
#*                Semiconductor Manufacturing International Corp. ADR                1,226,271   7,713,245             0.1%
#                 Shandong Chenming Paper Holdings, Ltd. Class H                     3,177,318   3,651,171             0.0%
#*                Shanghai Electric Group Co., Ltd. Class H                          6,248,000   2,944,542             0.0%
                  Shanghai Industrial Holdings, Ltd.                                 5,646,918  17,864,849             0.1%
#                 Shanghai Industrial Urban Development Group, Ltd.                  8,794,000   1,896,560             0.0%
#                 Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H    6,324,000   1,843,622             0.0%
                  Shanghai La Chapelle Fashion Co., Ltd. Class H                        12,200      15,828             0.0%
                  Shanghai Prime Machinery Co., Ltd. Class H                         7,632,000   1,469,746             0.0%
                  Shengjing Bank Co., Ltd. Class H                                     131,500     113,157             0.0%
                  Shenguan Holdings Group, Ltd.                                      3,610,000     264,237             0.0%
                  Shenzhen International Holdings, Ltd.                              2,625,348   4,407,075             0.0%
                  Shenzhen Investment, Ltd.                                         32,690,796  14,814,598             0.1%
                  Shimao Property Holdings, Ltd.                                    15,874,035  25,478,204             0.2%
*                 Shougang Concord International Enterprises Co., Ltd.              25,488,208     808,308             0.0%
                  Shougang Fushan Resources Group, Ltd.                             23,042,594   4,232,575             0.0%
                  Shui On Land, Ltd.                                                33,220,803   7,382,643             0.1%
#*                Shunfeng International Clean Energy, Ltd.                          9,924,000     611,407             0.0%
*                 Silver Grant International Industries, Ltd.                       10,060,804   1,550,184             0.0%
#*                Silverman Holdings, Ltd.                                             286,000      38,583             0.0%
*                 SIM Technology Group, Ltd.                                         8,253,000     402,835             0.0%
                  Sino-Ocean Group Holdings, Ltd.                                   31,533,602  15,382,605             0.1%
#                 Sinofert Holdings, Ltd.                                            7,620,000   1,017,408             0.0%
*                 Sinolink Worldwide Holdings, Ltd.                                 10,652,508   1,149,643             0.0%
                  SinoMedia Holding, Ltd.                                              110,000      24,284             0.0%
                  Sinopec Engineering Group Co., Ltd. Class H                          280,000     273,603             0.0%
                  Sinopec Kantons Holdings, Ltd.                                     3,036,000   1,547,578             0.0%
#*                Sinotrans Shipping, Ltd.                                          10,048,416   2,258,262             0.0%
#                 Sinotrans, Ltd. Class H                                            5,278,000   2,358,320             0.0%
#                 Sinotruk Hong Kong, Ltd.                                           8,542,335   5,932,621             0.0%
                  Skyworth Digital Holdings, Ltd.                                   18,801,083  10,909,218             0.1%
                  SOHO China, Ltd.                                                  20,153,388  10,980,975             0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                              PERCENTAGE
                                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                                  ---------- -------------- ---------------
CHINA -- (Continued)
                Springland International Holdings, Ltd.                            1,385,000 $      249,216             0.0%
#*              SPT Energy Group, Inc.                                             2,484,000        184,751             0.0%
*               SRE Group, Ltd.                                                   21,316,285        514,717             0.0%
                Sunac China Holdings, Ltd.                                         1,374,000      1,789,445             0.0%
#*              Taung Gold International, Ltd.                                     7,700,000         73,165             0.0%
#               TCC International Holdings, Ltd.                                  20,912,583      9,561,597             0.1%
*               TCL Multimedia Technology Holdings, Ltd.                              26,000         12,850             0.0%
                Tenwow International Holdings, Ltd.                                  856,000        178,153             0.0%
*               Tian An China Investment Co., Ltd.                                 5,896,000      4,763,551             0.0%
                Tiangong International Co., Ltd.                                  16,495,944      1,631,034             0.0%
                Tianjin Port Development Holdings, Ltd.                           21,247,657      3,739,406             0.0%
                Tianyi Summi Holdings, Ltd.                                        7,364,000      1,040,656             0.0%
                Tomson Group, Ltd.                                                 1,798,393        954,828             0.0%
                Tonly Electronics Holdings, Ltd.                                     204,330        130,540             0.0%
                Top Spring International Holdings, Ltd.                              108,000         36,088             0.0%
                TPV Technology, Ltd.                                               8,292,496      2,267,767             0.0%
#               Trigiant Group, Ltd.                                               1,924,000        304,085             0.0%
*               Trony Solar Holdings Co., Ltd.                                     8,775,000        133,120             0.0%
#*              United Energy Group, Ltd.                                            466,000         17,941             0.0%
#*              Universal Health International Group Holding, Ltd.                 8,985,000        287,517             0.0%
#*              V1 Group, Ltd.                                                     6,864,000        211,486             0.0%
#               Wasion Group Holdings, Ltd.                                        2,434,000      1,184,308             0.0%
                Weichai Power Co., Ltd. Class H                                      876,000      1,419,429             0.0%
                Weiqiao Textile Co. Class H                                        5,663,000      4,062,499             0.0%
                Welling Holding, Ltd.                                                614,000        137,985             0.0%
*               West China Cement, Ltd.                                           23,904,000      3,593,512             0.0%
*               Wuzhou International Holdings, Ltd.                                  496,000         49,097             0.0%
                Xiamen International Port Co., Ltd. Class H                       10,498,000      2,088,248             0.0%
#*              Xinchen China Power Holdings, Ltd.                                 3,167,000        512,139             0.0%
                Xingda International Holdings, Ltd.                                9,538,000      3,820,393             0.0%
                Xingfa Aluminium Holdings, Ltd.                                      182,000         84,706             0.0%
                Xinhua Winshare Publishing and Media Co., Ltd. Class H             2,154,000      1,911,582             0.0%
*               Xinjiang Xinxin Mining Industry Co., Ltd. Class H                  2,692,000        328,094             0.0%
*               Xiwang Special Steel Co., Ltd.                                       273,000         39,958             0.0%
*               Yanchang Petroleum International, Ltd.                            21,400,000        500,038             0.0%
                Yanzhou Coal Mining Co., Ltd. Class H                              8,042,000      6,951,971             0.1%
                Yanzhou Coal Mining Co., Ltd. Sponsored ADR                           10,382         89,171             0.0%
#               Yingde Gases Group Co., Ltd.                                              43             33             0.0%
                Yip's Chemical Holdings, Ltd.                                        800,000        359,643             0.0%
*               Youyuan International Holdings, Ltd.                               2,639,251        739,484             0.0%
*               Yuanda China Holdings, Ltd.                                        1,702,000         41,453             0.0%
*               YuanShengTai Dairy Farm, Ltd.                                        658,000         38,011             0.0%
                Yuexiu Property Co., Ltd.                                         78,574,786     13,319,726             0.1%
                Yuzhou Properties Co., Ltd.                                       13,781,960      6,283,557             0.0%
                Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H              424,600        264,503             0.0%
*               Zhong An Real Estate, Ltd.                                         7,089,800        601,245             0.0%
                Zhongsheng Group Holdings, Ltd.                                      391,000        551,258             0.0%
                Zhuhai Holdings Investment Group, Ltd.                               710,000        111,281             0.0%
                Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H   8,815,200      4,176,560             0.0%
                                                                                             -------------- ---------------
TOTAL CHINA                                                                                   2,903,561,075            16.0%
                                                                                             -------------- ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
COLOMBIA -- (0.2%)
                  Almacenes Exito SA                                                   954,147 $ 4,942,624             0.0%
                  Constructora Conconcreto SA                                           86,988      29,715             0.0%
                  Ecopetrol SA                                                       2,498,142   1,154,818             0.0%
#                 Ecopetrol SA Sponsored ADR                                           530,625   4,849,913             0.0%
                  Grupo Argos SA                                                       944,232   6,547,360             0.1%
                  Grupo de Inversiones Suramericana SA                               1,373,892  18,166,009             0.1%
                  Grupo Nutresa SA                                                     195,348   1,621,481             0.0%
                  Mineros SA                                                            65,037      57,477             0.0%
                                                                                               ----------- ---------------
TOTAL COLOMBIA                                                                                  37,369,397             0.2%
                                                                                               ----------- ---------------
CZECH REPUBLIC -- (0.2%)
                  CEZ A.S.                                                           1,529,292  26,682,824             0.2%
                  Pegas Nonwovens SA                                                    89,370   3,080,050             0.0%
#                 Unipetrol A.S.                                                     1,384,607  15,675,957             0.1%
                                                                                               ----------- ---------------
TOTAL CZECH REPUBLIC                                                                            45,438,831             0.3%
                                                                                               ----------- ---------------
GREECE -- (0.0%)
*                 Alpha Bank AE                                                        121,090     257,959             0.0%
                  Bank of Greece                                                        26,513     332,315             0.0%
*                 Ellaktor SA                                                        1,053,403   1,684,566             0.0%
*                 GEK Terna Holding Real Estate Construction SA                        659,750   2,053,897             0.0%
*                 Intracom Holdings SA                                               1,511,057     690,653             0.0%
*                 Piraeus Bank SA                                                       33,640       7,147             0.0%
                                                                                               ----------- ---------------
TOTAL GREECE                                                                                     5,026,537             0.0%
                                                                                               ----------- ---------------
HONG KONG -- (0.0%)
                  Dan Form Holdings Co., Ltd.                                          766,480     246,350             0.0%
                  Samson Holding, Ltd.                                               5,248,452     411,012             0.0%
                                                                                               ----------- ---------------
TOTAL HONG KONG                                                                                    657,362             0.0%
                                                                                               ----------- ---------------
HUNGARY -- (0.4%)
#*                FHB Mortgage Bank P.L.C.                                               3,954       7,303             0.0%
                  MOL Hungarian Oil & Gas P.L.C.                                       298,177  22,431,077             0.1%
                  OTP Bank P.L.C.                                                    1,881,177  52,891,827             0.3%
                  Richter Gedeon Nyrt                                                   12,508     302,897             0.0%
                                                                                               ----------- ---------------
TOTAL HUNGARY                                                                                   75,633,104             0.4%
                                                                                               ----------- ---------------
INDIA -- (13.2%)
                  Aarti Industries                                                      62,175     847,674             0.0%
*                 Aban Offshore, Ltd.                                                  315,580   1,100,230             0.0%
                  ACC, Ltd.                                                            309,155   7,807,255             0.1%
                  Adani Enterprises, Ltd.                                            3,374,526   5,713,006             0.0%
                  Adani Ports & Special Economic Zone, Ltd.                          1,443,638   7,327,337             0.1%
*                 Adani Power, Ltd.                                                 13,046,142   6,717,075             0.1%
*                 Adani Transmissions, Ltd.                                          3,440,779   4,178,985             0.0%
*                 Aditya Birla Fashion and Retail, Ltd.                              4,505,772  12,048,757             0.1%
                  Aditya Birla Nuvo, Ltd.                                              684,237  17,651,024             0.1%
                  Alembic, Ltd.                                                        397,146     296,664             0.0%
*                 Allahabad Bank                                                     1,291,820   1,655,914             0.0%
                  Allcargo Logistics, Ltd.                                             403,170   1,187,314             0.0%
*                 Alok Industries, Ltd.                                              3,666,836     173,644             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE++   OF NET ASSETS**
                                                                                  ---------- ----------- ---------------
INDIA -- (Continued)
                Ambuja Cements, Ltd.                                               2,123,167 $ 8,085,982             0.1%
*               Amtek Auto, Ltd.                                                   1,425,705     869,725             0.0%
                Anant Raj, Ltd.                                                      657,518     630,310             0.0%
                Andhra Bank                                                        2,694,402   2,884,655             0.0%
                Apar Industries, Ltd.                                                148,591   1,866,478             0.0%
                Apollo Tyres, Ltd.                                                 5,023,393  19,117,464             0.1%
*               Arvind SmartSpaces, Ltd.                                             135,542     221,286             0.0%
                Arvind, Ltd.                                                       2,771,181  17,189,314             0.1%
                Ashoka Buildcon, Ltd.                                                177,736     542,772             0.0%
                Axis Bank, Ltd.                                                   10,438,329  82,548,856             0.5%
                Bajaj Electricals, Ltd.                                               36,939     202,049             0.0%
                Bajaj Finance, Ltd.                                                    5,159     102,165             0.0%
                Bajaj Finserv, Ltd.                                                  255,140  18,064,828             0.1%
                Bajaj Holdings & Investment, Ltd.                                    410,081  13,462,063             0.1%
                Balkrishna Industries, Ltd.                                           98,774   2,341,976             0.0%
*               Ballarpur Industries, Ltd.                                         4,079,808   1,210,223             0.0%
                Balmer Lawrie & Co., Ltd.                                            907,441   3,338,303             0.0%
                Balrampur Chini Mills, Ltd.                                        2,088,771   5,285,174             0.0%
                Banco Products India, Ltd.                                            10,176      36,064             0.0%
*               Bank of Baroda                                                     5,265,385  15,348,188             0.1%
*               Bank of India                                                        667,860   1,921,970             0.0%
*               Bank Of Maharashtra                                                1,055,372     595,498             0.0%
                BEML, Ltd.                                                            52,357   1,139,634             0.0%
*               BGR Energy Systems, Ltd.                                             169,812     431,871             0.0%
                Bharat Electronics, Ltd.                                             298,820     851,803             0.0%
                Bharat Heavy Electricals, Ltd.                                     7,393,546  20,216,118             0.1%
                Bharti Airtel, Ltd.                                               10,646,011  58,670,737             0.3%
                Biocon, Ltd.                                                         514,066   8,872,216             0.1%
                Birla Corp., Ltd.                                                    172,475   2,069,668             0.0%
                Bombay Dyeing & Manufacturing Co., Ltd.                            1,308,130   1,759,782             0.0%
*               Bombay Rayon Fashions, Ltd.                                           13,306      26,059             0.0%
                Brigade Enterprises, Ltd.                                            165,153     628,391             0.0%
*               Canara Bank                                                        1,065,655   5,925,554             0.0%
                Ceat, Ltd.                                                           371,496   8,947,524             0.1%
*               CG Power and Industrial Solutions, Ltd.                            1,834,241   2,244,103             0.0%
                Chambal Fertilizers and Chemicals, Ltd.                            2,614,619   4,074,294             0.0%
                Chennai Super Kings Cricket, Ltd.                                  5,080,767      33,322             0.0%
*               Cigniti Technologies, Ltd.                                             2,011      10,089             0.0%
                Cipla, Ltd.                                                           22,485     194,381             0.0%
                City Union Bank, Ltd.                                              1,462,358   3,746,232             0.0%
*               Coffee Day Enterprises, Ltd.                                           3,599      13,986             0.0%
                Container Corp. Of India, Ltd.                                        98,594   1,865,919             0.0%
                Coromandel International, Ltd.                                       293,272   1,575,312             0.0%
*               Corp. Bank                                                         1,646,469   1,500,091             0.0%
                Cox & Kings, Ltd.                                                  1,236,012   4,361,334             0.0%
*               Crompton Greaves Consumer Electricals, Ltd.                        1,648,309   5,637,882             0.0%
                Cyient, Ltd.                                                         103,825     887,600             0.0%
                Dalmia Bharat Sugar & Industries, Ltd.                                14,037      38,667             0.0%
                Dalmia Bharat, Ltd.                                                  173,988   5,866,389             0.0%
*               DB Realty, Ltd.                                                    1,082,250     791,636             0.0%
*               DCB Bank, Ltd.                                                     2,724,516   7,782,749             0.1%
                DCM Shriram, Ltd.                                                    433,903   2,387,000             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE++   OF NET ASSETS**
                                                                                  ---------- ----------- ---------------
INDIA -- (Continued)
                Deepak Fertilisers & Petrochemicals Corp., Ltd.                      616,922 $ 2,569,510             0.0%
                Deepak Nitrite, Ltd.                                                   1,173       2,513             0.0%
                Delta Corp., Ltd.                                                    501,826   1,257,792             0.0%
*               DEN Networks, Ltd.                                                   377,359     559,913             0.0%
*               Dena Bank                                                            507,403     349,744             0.0%
                Dewan Housing Finance Corp., Ltd.                                  1,678,948  11,168,882             0.1%
                Dhampur Sugar Mills, Ltd.                                             23,525      86,171             0.0%
                Dishman Pharmaceuticals & Chemicals, Ltd.                          1,414,095   6,810,325             0.1%
                DLF, Ltd.                                                          5,290,161  15,275,802             0.1%
                Dredging Corp. Of India, Ltd.                                         14,780     146,985             0.0%
                Edelweiss Financial Services, Ltd.                                 2,585,583   6,752,568             0.1%
                EID Parry India, Ltd.                                              1,148,473   5,365,595             0.0%
                EIH, Ltd.                                                          1,066,648   2,202,465             0.0%
                Electrosteel Castings, Ltd.                                          894,946     506,029             0.0%
                Engineers India, Ltd.                                                895,520   2,318,737             0.0%
*               Eros International Media, Ltd.                                       452,229   1,523,211             0.0%
                Escorts, Ltd.                                                        819,864   6,982,103             0.1%
                Essel Propack, Ltd.                                                  840,755   3,348,373             0.0%
                Eveready Industries India, Ltd.                                      131,474     632,986             0.0%
                Exide Industries, Ltd.                                               950,752   3,404,193             0.0%
                FDC, Ltd.                                                             37,976     117,161             0.0%
                Federal Bank, Ltd.                                                17,751,105  29,768,701             0.2%
                Finolex Cables, Ltd.                                                 707,065   5,753,044             0.0%
                Finolex Industries, Ltd.                                             144,832   1,307,013             0.0%
*               Firstsource Solutions, Ltd.                                        3,796,822   2,556,182             0.0%
*               Fortis Healthcare, Ltd.                                              823,646   2,822,021             0.0%
                Future Enterprises, Ltd.                                           1,592,191     779,187             0.0%
*               Future Retail Ltd.                                                 1,592,191   7,704,219             0.1%
                GAIL India, Ltd.                                                   5,086,147  33,426,654             0.2%
                Gateway Distriparks, Ltd.                                            157,509     653,844             0.0%
                Gati, Ltd.                                                           626,607   1,318,005             0.0%
                Genus Power Infrastructures, Ltd.                                     73,968      45,350             0.0%
                GHCL, Ltd.                                                           253,941   1,027,509             0.0%
                GIC Housing Finance, Ltd.                                             98,306     765,615             0.0%
                GOCL Corp., Ltd.                                                      58,041     372,956             0.0%
                Godfrey Phillips India, Ltd.                                          16,431     302,054             0.0%
                Graphite India, Ltd.                                                 725,730   1,398,633             0.0%
                Grasim Industries, Ltd.                                              127,965   2,293,794             0.0%
                Great Eastern Shipping Co., Ltd. (The)                             1,065,979   7,280,449             0.1%
                Gujarat Alkalies & Chemicals, Ltd.                                   455,551   3,311,945             0.0%
*               Gujarat Ambuja Exports, Ltd.                                          15,060      30,783             0.0%
                Gujarat Fluorochemicals, Ltd.                                        387,110   4,644,975             0.0%
                Gujarat Mineral Development Corp., Ltd.                            1,393,052   2,695,948             0.0%
                Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.                 777,222   3,641,988             0.0%
                Gujarat State Fertilizers & Chemicals, Ltd.                        2,186,080   4,380,492             0.0%
                Gujarat State Petronet, Ltd.                                       2,752,937   7,744,013             0.1%
*               Hathway Cable & Datacom, Ltd.                                         64,819      43,895             0.0%
                HBL Power Systems, Ltd.                                               74,867      57,970             0.0%
*               HCL Infosystems, Ltd.                                                462,162     407,621             0.0%
                HCL Technologies, Ltd.                                                54,251     688,074             0.0%
*               HEG, Ltd.                                                            109,436     531,490             0.0%
*               HeidelbergCement India, Ltd.                                         349,348     744,274             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                            PERCENTAGE
                                                                                    SHARES     VALUE++    OF NET ASSETS**
                                                                                  ---------- ------------ ---------------
INDIA -- (Continued)
                Hikal, Ltd.                                                           88,470 $    291,582             0.0%
*               Himachal Futuristic Communications, Ltd.                           8,908,642    2,131,157             0.0%
                Himadri Speciality Chemical, Ltd.                                     19,970       17,371             0.0%
                Himatsingka Seide, Ltd.                                              513,787    2,707,031             0.0%
                Hindalco Industries, Ltd.                                         14,945,464   46,165,997             0.3%
                Hinduja Global Solutions, Ltd.                                        62,937      543,048             0.0%
*               Hindustan Construction Co., Ltd.                                   4,906,646    3,553,767             0.0%
                Hindustan Media Ventures, Ltd.                                        11,103       50,002             0.0%
*               Housing Development & Infrastructure, Ltd.                         1,355,963    1,910,471             0.0%
                HSIL, Ltd.                                                           391,603    2,063,929             0.0%
                HT Media, Ltd.                                                       546,085      697,135             0.0%
                Huhtamaki PPL, Ltd.                                                    6,913       29,452             0.0%
                ICICI Bank, Ltd.                                                   3,121,987   13,433,210             0.1%
                ICICI Bank, Ltd. Sponsored ADR                                    15,273,207  130,891,384             0.7%
*               IDBI Bank, Ltd.                                                    1,878,469    2,275,638             0.0%
                Idea Cellular, Ltd.                                               12,739,396   16,981,088             0.1%
                IDFC Bank, Ltd.                                                    4,713,084    4,809,374             0.0%
*               IDFC, Ltd.                                                         6,072,777    5,834,606             0.0%
*               IFCI, Ltd.                                                        10,328,679    5,090,123             0.0%
                IIFL Holdings, Ltd.                                                2,917,360   21,671,604             0.1%
                IL&FS Transportation Networks, Ltd.                                  418,066      742,301             0.0%
                India Cements, Ltd. (The)                                          3,131,850   10,537,432             0.1%
                Indiabulls Housing Finance, Ltd.                                   2,248,436   35,532,313             0.2%
*               Indiabulls Real Estate, Ltd.                                       1,486,063    3,449,049             0.0%
                Indian Bank                                                        1,269,293    6,292,059             0.1%
                Indian Hotels Co., Ltd.                                            4,746,194    9,461,770             0.1%
                INEOS Styrolution India, Ltd.                                         29,326      335,312             0.0%
                Ingersoll-Rand India, Ltd.                                             3,470       48,394             0.0%
*               Inox Leisure, Ltd.                                                    16,260       75,323             0.0%
*               Inox Wind, Ltd.                                                       15,251       46,388             0.0%
*               Intellect Design Arena, Ltd.                                         473,014      948,886             0.0%
*               Ipca Laboratories, Ltd.                                               11,269      104,159             0.0%
                J Kumar Infraprojects, Ltd.                                           53,829      240,754             0.0%
                Jain Irrigation Systems, Ltd.                                      6,356,194   11,039,206             0.1%
*               Jaiprakash Associates, Ltd.                                       17,658,065    3,777,840             0.0%
                Jammu & Kashmir Bank, Ltd. (The)                                   3,264,142    4,100,155             0.0%
*               Jaypee Infratech, Ltd.                                             6,993,111    1,633,363             0.0%
                JB Chemicals & Pharmaceuticals, Ltd.                                 551,640    2,836,548             0.0%
                JBF Industries, Ltd.                                                 475,559    2,144,113             0.0%
                Jindal Poly Films, Ltd.                                              324,821    2,288,317             0.0%
                Jindal Saw, Ltd.                                                   2,305,943    2,886,327             0.0%
*               Jindal Stainless Hisar, Ltd.                                          66,174      141,015             0.0%
*               Jindal Steel & Power, Ltd.                                         4,783,550    8,453,740             0.1%
*               JITF Infralogistics, Ltd.                                            197,214      209,384             0.0%
                JK Cement, Ltd.                                                      262,783    4,043,016             0.0%
                JK Lakshmi Cement, Ltd.                                              463,603    3,356,634             0.0%
                JK Paper, Ltd.                                                        51,986       86,371             0.0%
                JK Tyre & Industries, Ltd.                                         1,335,698    3,446,140             0.0%
                JM Financial, Ltd.                                                 4,974,276    8,973,555             0.1%
                JSW Energy, Ltd.                                                   5,451,141    5,688,693             0.0%
*               JSW Holdings, Ltd.                                                     2,820       69,042             0.0%
                JSW Steel, Ltd.                                                   21,000,680   65,028,399             0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                               --------- ----------- ---------------
INDIA -- (Continued)
                 Jubilant Life Sciences, Ltd.                    993,088 $11,868,844             0.1%
                 Kalpataru Power Transmission, Ltd.              803,572   4,409,930             0.0%
*                Kalyani Steels, Ltd.                             12,658      73,381             0.0%
                 Karnataka Bank, Ltd. (The)                    2,500,137   6,391,296             0.1%
                 Karur Vysya Bank, Ltd. (The)                  1,891,790   3,494,316             0.0%
*                Kaveri Seed Co., Ltd.                           264,990   2,328,644             0.0%
                 KCP, Ltd.                                        37,400      75,672             0.0%
                 KEC International, Ltd.                       1,661,326   5,681,825             0.0%
                 Kirloskar Brothers, Ltd.                          7,852      34,470             0.0%
                 Kirloskar Oil Engines, Ltd.                     296,633   1,799,995             0.0%
                 Kolte-Patil Developers, Ltd.                     89,111     258,032             0.0%
                 KPIT Technologies, Ltd.                       1,339,109   2,670,491             0.0%
                 KRBL, Ltd.                                      456,839   3,126,156             0.0%
                 L&T Finance Holdings, Ltd.                    3,780,436   7,512,722             0.1%
                 Lakshmi Machine Works, Ltd.                       5,679     411,137             0.0%
                 Lakshmi Vilas Bank, Ltd. (The)                  355,564   1,031,848             0.0%
                 Larsen & Toubro, Ltd.                         2,848,876  77,425,164             0.4%
                 LIC Housing Finance, Ltd.                     1,015,620  10,574,547             0.1%
                 Magma Fincorp, Ltd.                              80,848     146,352             0.0%
                 Maharashtra Seamless, Ltd.                      102,979     559,697             0.0%
                 Mahindra & Mahindra Financial Services, Ltd.    933,133   4,877,060             0.0%
                 Mahindra & Mahindra, Ltd.                     1,814,875  37,686,965             0.2%
*                Mahindra CIE Automotive, Ltd.                    29,954     113,035             0.0%
                 Mahindra Lifespace Developers, Ltd.()            46,725     321,039             0.0%
                 Mahindra Lifespace Developers, Ltd.(6238258)    186,903   1,286,686             0.0%
                 Manappuram Finance, Ltd.                      2,877,053   4,179,725             0.0%
                 McLeod Russel India, Ltd.                       810,840   2,393,362             0.0%
                 Meghmani Organics, Ltd.                         113,264      71,296             0.0%
                 Mercator, Ltd.                                  177,557     136,850             0.0%
                 Merck, Ltd.                                      76,089   1,282,363             0.0%
                 MindTree, Ltd.                                    7,080      53,453             0.0%
                 MOIL, Ltd.                                       69,738     341,165             0.0%
                 Mphasis, Ltd.                                   523,975   4,374,948             0.0%
                 MRF, Ltd.                                        13,874  14,613,132             0.1%
                 Muthoot Finance, Ltd.                           292,208   1,792,980             0.0%
*                Nagarjuna Fertilizers & Chemicals, Ltd.       1,812,637     533,807             0.0%
                 National Aluminium Co., Ltd.                  4,964,081   5,311,620             0.0%
                 Nava Bharat Ventures, Ltd.                      190,437     441,782             0.0%
                 Navin Fluorine International, Ltd.                1,828      89,125             0.0%
*                Navkar Corp., Ltd.                                3,743      12,226             0.0%
                 NCC, Ltd.                                     6,858,879  10,183,901             0.1%
                 Nectar Lifesciences, Ltd.                       268,595     157,056             0.0%
                 NIIT Technologies, Ltd.                         684,716   4,886,038             0.0%
*                NIIT, Ltd.                                      354,743     441,039             0.0%
                 Nilkamal, Ltd.                                   69,021   2,348,791             0.0%
                 NOCIL, Ltd.                                      63,951     105,160             0.0%
                 Oberoi Realty, Ltd.                             684,678   4,221,423             0.0%
                 OCL India, Ltd.                                 105,395   1,665,435             0.0%
                 Omaxe, Ltd.                                     722,220   2,165,751             0.0%
                 OnMobile Global, Ltd.                           309,728     404,372             0.0%
                 Orient Cement Ltd.                              616,163   1,619,073             0.0%
                 Oriental Bank of Commerce                       975,550   2,565,728             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                            PERCENTAGE
                                                                                    SHARES     VALUE++    OF NET ASSETS**
                                                                                  ---------- ------------ ---------------
INDIA -- (Continued)
*               Parsvnath Developers, Ltd.                                           395,976 $    100,296             0.0%
                PC Jeweller, Ltd.                                                    610,145    4,000,636             0.0%
                Persistent Systems, Ltd.                                              79,606      726,242             0.0%
                Petronet LNG, Ltd.                                                 2,703,774   17,847,497             0.1%
                Phillips Carbon Black, Ltd.                                            7,518       49,912             0.0%
                Piramal Enterprises, Ltd.                                            737,179   28,534,098             0.2%
*               Polaris Consulting & Services, Ltd.                                   78,121      247,508             0.0%
                Polyplex Corp., Ltd.                                                   7,729       57,475             0.0%
                Power Finance Corp., Ltd.                                          6,063,286   15,065,678             0.1%
                Prabhat Dairy, Ltd.                                                   18,509       34,506             0.0%
                Praj Industries, Ltd.                                              1,246,219    1,674,804             0.0%
*               Prakash Industries, Ltd.                                             100,349      141,529             0.0%
                Prestige Estates Projects, Ltd.                                      287,997    1,056,269             0.0%
*               Prime Focus, Ltd.                                                     22,625       36,574             0.0%
                PTC India Financial Services, Ltd.                                 3,474,984    2,502,063             0.0%
                PTC India, Ltd.                                                    4,144,962    6,126,995             0.0%
*               Punjab National Bank                                               2,525,346    6,617,998             0.1%
                Puravankara, Ltd.                                                    460,912      476,572             0.0%
                Radico Khaitan, Ltd.                                                 657,505    1,251,987             0.0%
                Rain Industries, Ltd.                                              2,231,677    3,903,862             0.0%
                Rajesh Exports, Ltd.                                                  17,376      166,105             0.0%
                Ramco Cements, Ltd. (The)                                            425,729    4,558,952             0.0%
                Ramkrishna Forgings, Ltd.                                              1,752       13,743             0.0%
                Rashtriya Chemicals & Fertilizers, Ltd.                              262,479      343,598             0.0%
                Ratnamani Metals & Tubes, Ltd.                                         3,941       49,454             0.0%
                Raymond, Ltd.                                                        566,788    6,546,923             0.1%
                Redington India, Ltd.                                              1,868,587    3,630,735             0.0%
                Reliance Capital, Ltd.                                             1,766,396   18,232,373             0.1%
*               Reliance Communications, Ltd.                                     16,993,662    9,080,494             0.1%
*               Reliance Defence and Engineering, Ltd.                                22,287       22,564             0.0%
                Reliance Industries, Ltd.                                         18,507,130  400,807,236             2.2%
#               Reliance Industries, Ltd. GDR                                         59,023    2,555,874             0.0%
*               Reliance Power, Ltd.                                               9,323,446    7,080,894             0.1%
*               Rolta India, Ltd.                                                  1,725,026    1,624,705             0.0%
                RSWM, Ltd.                                                             2,943       20,367             0.0%
*               Ruchi Soya Industries, Ltd.                                        2,008,134      791,373             0.0%
                Rural Electrification Corp., Ltd.                                  8,896,705   27,937,326             0.2%
                Sadbhav Engineering, Ltd.                                              3,116       16,185             0.0%
                Sangam India, Ltd.                                                     2,135       10,151             0.0%
                Sanghvi Movers, Ltd.                                                  45,111      185,198             0.0%
                Shilpi Cable Technologies, Ltd.                                       70,347      130,636             0.0%
*               Shipping Corp. of India, Ltd.                                      2,171,786    2,723,986             0.0%
                Shriram City Union Finance, Ltd.                                       3,265      112,721             0.0%
                Shriram Transport Finance Co., Ltd.                                  699,428   11,305,400             0.1%
                Simplex Infrastructures, Ltd.                                         50,747      319,268             0.0%
                Sintex Industries, Ltd.                                            7,846,946   13,830,809             0.1%
                Siyaram Silk Mills, Ltd.                                                 663       17,323             0.0%
                Sobha, Ltd.                                                          825,884    4,759,167             0.0%
                Sonata Software, Ltd.                                                219,589      577,561             0.0%
                South Indian Bank, Ltd. (The)                                     11,772,339    4,705,351             0.0%
                SREI Infrastructure Finance, Ltd.                                  1,890,601    2,673,604             0.0%
                SRF, Ltd.                                                            303,826    8,381,005             0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                                 PERCENTAGE
                                                                                      SHARES       VALUE++     OF NET ASSETS**
                                                                                    ----------- -------------- ---------------
INDIA -- (Continued)
                  State Bank of India                                                13,178,551 $   59,215,518             0.3%
*                 Steel Authority of India, Ltd.                                        614,853        576,552             0.0%
                  Sterlite Technologies, Ltd.                                         2,710,854      6,165,104             0.0%
                  Sunteck Realty, Ltd.                                                   46,678        324,999             0.0%
*                 Syndicate Bank                                                      2,252,956      2,898,986             0.0%
                  TAKE Solutions, Ltd.                                                  239,321        495,058             0.0%
                  Tamil Nadu Newsprint & Papers, Ltd.                                   323,617      1,489,167             0.0%
                  Tata Chemicals, Ltd.                                                1,763,982     17,983,985             0.1%
                  Tata Global Beverages, Ltd.                                         5,889,775     13,996,125             0.1%
                  Tata Motors, Ltd.                                                  14,885,959    106,304,729             0.6%
                  Tata Motors, Ltd. Sponsored ADR                                       103,766      3,701,333             0.0%
                  Tata Steel, Ltd.                                                    5,796,347     40,362,495             0.2%
                  Tech Mahindra, Ltd.                                                   997,512      6,471,949             0.1%
                  Techno Electric & Engineering Co., Ltd.                                51,231        314,852             0.0%
                  Tide Water Oil Co India, Ltd.                                           1,172        110,726             0.0%
                  Time Technoplast, Ltd.                                              1,093,465      1,935,150             0.0%
                  Titagarh Wagons, Ltd.                                                  74,151        147,130             0.0%
                  Transport Corp. of India, Ltd.                                         53,738        202,561             0.0%
                  Trident, Ltd.                                                          83,632        108,939             0.0%
                  Tube Investments of India, Ltd.                                       592,499      6,209,857             0.0%
*                 TV18 Broadcast, Ltd.                                                6,333,197      4,116,233             0.0%
*                 UCO Bank                                                            3,123,377      2,018,809             0.0%
                  Uflex, Ltd.                                                           490,316      2,843,015             0.0%
                  UFO Moviez India, Ltd.                                                  3,427         24,684             0.0%
                  Unichem Laboratories, Ltd.                                            390,108      1,662,284             0.0%
*                 Union Bank of India                                                 2,451,981      6,537,367             0.1%
*                 Unitech, Ltd.                                                      25,373,120      2,245,370             0.0%
                  UPL, Ltd.                                                           4,100,431     51,410,522             0.3%
                  VA Tech Wabag, Ltd.                                                    35,046        366,350             0.0%
                  Vardhman Textiles, Ltd.                                               255,600      5,162,875             0.0%
                  Vedanta, Ltd.()                                                     8,315,795     31,483,163             0.2%
                  Vedanta, Ltd.(6136040)                                             14,518,117     54,862,970             0.3%
                  Vedanta, Ltd. ADR                                                   1,637,287     24,886,768             0.2%
*                 Videocon Industries, Ltd.                                             769,833      1,241,720             0.0%
*                 Vijaya Bank                                                         2,612,664      3,352,283             0.0%
                  Welspun Corp., Ltd.                                                 1,967,652      2,526,297             0.0%
*                 Welspun Enterprises, Ltd.                                             861,475      1,255,712             0.0%
                  Welspun India, Ltd.                                                 1,213,054      1,805,093             0.0%
                  Wipro, Ltd.                                                         2,475,767     19,070,307             0.1%
                  Wockhardt, Ltd.                                                       276,374      3,083,703             0.0%
                  Yes Bank, Ltd.                                                        500,648     12,734,531             0.1%
                  Zee Media Corp., Ltd.                                                  62,079         36,661             0.0%
                  Zensar Technologies, Ltd.                                             164,214      2,205,133             0.0%
*                 Zuari Agro Chemicals, Ltd.                                             23,149        150,151             0.0%
                                                                                                -------------- ---------------
TOTAL INDIA                                                                                      2,452,475,991            13.5%
                                                                                                -------------- ---------------
INDONESIA -- (2.8%)
                  Adaro Energy Tbk PT                                               293,227,500     38,992,879             0.2%
                  Adhi Karya Persero Tbk PT                                          15,199,800      2,572,637             0.0%
*                 Agung Podomoro Land Tbk PT                                        131,245,000      2,065,957             0.0%
*                 Alam Sutera Realty Tbk PT                                         219,592,100      5,719,371             0.0%
*                 Aneka Tambang Persero Tbk PT                                      137,992,777      7,188,010             0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                            PERCENTAGE
                                                                                    SHARES      VALUE++   OF NET ASSETS**
                                                                                  ----------- ----------- ---------------
INDONESIA -- (Continued)
                Asahimas Flat Glass Tbk PT                                          4,905,700 $ 2,491,629             0.0%
                Astra Agro Lestari Tbk PT                                           1,475,767   1,593,205             0.0%
                Astra Graphia Tbk PT                                                  436,900      62,155             0.0%
*               Bakrie and Brothers Tbk PT                                        459,725,450   1,724,531             0.0%
*               Bakrie Telecom Tbk PT                                             238,934,800     896,297             0.0%
                Bank Bukopin Tbk                                                   64,007,133   3,022,150             0.0%
                Bank Danamon Indonesia Tbk PT                                      35,799,554  13,042,411             0.1%
                Bank Mandiri Persero Tbk PT                                        91,588,731  80,150,276             0.5%
                Bank Negara Indonesia Persero Tbk PT                              102,370,741  48,882,360             0.3%
*               Bank Pan Indonesia Tbk PT                                         132,362,501   9,078,797             0.1%
                Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT               35,476,100   5,340,827             0.0%
                Bank Pembangunan Daerah Jawa Timur Tbk PT                          11,045,900     566,842             0.0%
                Bank Rakyat Indonesia Persero Tbk PT                                  373,800     361,053             0.0%
                Bank Tabungan Negara Persero Tbk PT                                79,335,127  13,659,313             0.1%
*               Barito Pacific Tbk PT                                              13,833,400   3,267,121             0.0%
                Bekasi Fajar Industrial Estate Tbk PT                              35,110,400     778,397             0.0%
*               Benakat Integra Tbk PT                                            142,047,100   1,149,528             0.0%
                BISI International Tbk PT                                          13,630,400   1,898,418             0.0%
                Blue Bird Tbk PT                                                       51,500      15,137             0.0%
                Bumi Serpong Damai Tbk PT                                          73,513,900   9,848,242             0.1%
                Ciputra Development Tbk PT                                        169,606,478  16,265,413             0.1%
*               Clipan Finance Indonesia Tbk PT                                     2,995,500      67,353             0.0%
*               Darma Henwa Tbk PT                                                 15,579,242      76,020             0.0%
*               Eagle High Plantations Tbk PT                                     115,969,500   2,726,839             0.0%
                Elnusa Tbk PT                                                      60,294,100   1,706,043             0.0%
*               Energi Mega Persada Tbk PT                                        170,916,278     641,071             0.0%
                Erajaya Swasembada Tbk PT                                          24,615,200   1,347,101             0.0%
*               Eureka Prima Jakarta Tbk PT                                         1,297,300       9,633             0.0%
*               Ever Shine Textile Tbk PT                                          19,342,215     136,407             0.0%
*               Gajah Tunggal Tbk PT                                               34,284,700   2,659,388             0.0%
*               Garuda Indonesia Persero Tbk PT                                    45,240,181   1,248,091             0.0%
                Global Mediacom Tbk PT                                            104,311,400   4,181,316             0.0%
*               Hanson International Tbk PT                                        40,814,600     424,952             0.0%
*               Harum Energy Tbk PT                                                15,446,200   2,974,539             0.0%
                Hexindo Adiperkasa Tbk PT                                             721,744     238,165             0.0%
                Holcim Indonesia Tbk PT                                            26,217,400   1,769,607             0.0%
                Indah Kiat Pulp & Paper Corp. Tbk PT                               39,580,500   6,169,147             0.1%
*               Indika Energy Tbk PT                                                1,135,500      76,602             0.0%
                Indo Tambangraya Megah Tbk PT                                       4,073,100   5,840,062             0.0%
*               Indo-Rama Synthetics Tbk PT                                            41,500       2,430             0.0%
                Indocement Tunggal Prakarsa Tbk PT                                     84,100     106,751             0.0%
                Indofood Sukses Makmur Tbk PT                                      70,443,200  44,146,750             0.3%
                Intiland Development Tbk PT                                       112,254,600   3,702,875             0.0%
                Japfa Comfeed Indonesia Tbk PT                                     40,368,050   4,434,441             0.0%
                Jaya Real Property Tbk PT                                         120,718,000   8,151,057             0.1%
*               Kawasan Industri Jababeka Tbk PT                                  306,496,275   7,577,527             0.1%
*               Krakatau Steel Persero Tbk PT                                       2,345,500     101,894             0.0%
*               Lippo Cikarang Tbk PT                                               2,690,000     902,496             0.0%
                Lippo Karawaci Tbk PT                                             312,423,249  18,504,393             0.1%
*               Malindo Feedmill Tbk PT                                               331,200      30,301             0.0%
*               Medco Energi Internasional Tbk PT                                  27,499,500   6,162,439             0.0%
                Metrodata Electronics Tbk PT                                        1,539,436      75,663             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                               PERCENTAGE
                                                                                      SHARES      VALUE++    OF NET ASSETS**
                                                                                    ----------- ------------ ---------------
INDONESIA -- (Continued)
                  Mitra Pinasthika Mustika Tbk PT                                     1,984,700 $    133,996             0.0%
*                 MNC Investama Tbk PT                                              331,039,400    2,982,743             0.0%
*                 Modernland Realty Tbk PT                                           87,619,900    1,851,563             0.0%
*                 Multipolar Tbk PT                                                  63,216,500    1,506,530             0.0%
*                 Nirvana Development Tbk PT                                          1,000,000        5,923             0.0%
*                 Nusantara Infrastructure Tbk PT                                   179,929,000    1,779,920             0.0%
                  Pabrik Kertas Tjiwi Kimia Tbk PT                                      929,000       88,712             0.0%
                  Pan Brothers Tbk PT                                                50,034,250    2,231,747             0.0%
*                 Panin Financial Tbk PT                                            204,627,100    3,587,929             0.0%
*                 Paninvest Tbk PT                                                   30,871,000    1,970,540             0.0%
                  Pembangunan Perumahan Persero Tbk PT                                4,976,400    1,186,430             0.0%
                  Perusahaan Perkebunan London Sumatra Indonesia Tbk PT              64,865,784    6,780,846             0.1%
                  Ramayana Lestari Sentosa Tbk PT                                    44,344,400    4,237,502             0.0%
                  Salim Ivomas Pratama Tbk PT                                        50,872,200    2,419,010             0.0%
                  Sampoerna Agro PT                                                  12,001,241    1,908,808             0.0%
                  Selamat Sempurna Tbk PT                                            39,344,600    3,598,695             0.0%
                  Semen Baturaja Persero Tbk PT                                      13,925,300    3,682,169             0.0%
                  Semen Indonesia Persero Tbk PT                                     10,444,200    6,902,182             0.1%
*                 Sentul City Tbk PT                                                 80,474,100      531,012             0.0%
*                 Sinar Mas Agro Resources & Technology Tbk PT                        7,767,600    2,389,280             0.0%
                  Sri Rejeki Isman Tbk PT                                           153,095,600    3,466,183             0.0%
                  Surya Semesta Internusa Tbk PT                                     60,559,200    3,313,334             0.0%
                  Tambang Batubara Bukit Asam Persero Tbk PT                          1,061,700    1,006,712             0.0%
*                 Tiga Pilar Sejahtera Food Tbk                                      32,951,122    5,466,835             0.0%
                  Timah Persero Tbk PT                                               64,189,760    4,543,488             0.0%
                  Tiphone Mobile Indonesia Tbk PT                                     7,827,700      604,366             0.0%
                  Trias Sentosa Tbk PT                                                  336,500        7,829             0.0%
*                 Truba Alam Manunggal Engineering PT                               129,244,500      145,447             0.0%
                  Tunas Baru Lampung Tbk PT                                          22,298,600    2,121,407             0.0%
                  Tunas Ridean Tbk PT                                                35,547,400    3,533,647             0.0%
*                 Ultrajaya Milk Industry & Trading Co. Tbk PT                        7,822,300    2,465,871             0.0%
*                 Unggul Indah Cahaya Tbk PT                                            319,635       75,685             0.0%
                  United Tractors Tbk PT                                             21,427,200   43,202,003             0.3%
*                 Vale Indonesia Tbk PT                                              38,206,100    6,346,298             0.1%
*                 Visi Media Asia Tbk PT                                              5,185,700      154,646             0.0%
*                 XL Axiata Tbk PT                                                   10,211,500    2,455,600             0.0%
                                                                                                ------------ ---------------
TOTAL INDONESIA                                                                                  525,509,197             2.9%
                                                                                                ------------ ---------------
MALAYSIA -- (3.2%)
                  Affin Holdings Bhd                                                 10,900,750    7,356,294             0.1%
#                 AirAsia Bhd                                                        16,927,400   13,056,157             0.1%
*                 Alam Maritim Resources Bhd                                          2,817,000      194,446             0.0%
                  Alliance Financial Group Bhd                                       15,784,300   15,006,102             0.1%
                  Allianz Malaysia Bhd                                                   28,800       76,196             0.0%
                  AMMB Holdings Bhd                                                  24,884,862   31,405,464             0.2%
                  Ann Joo Resources Bhd                                               1,674,300    1,140,778             0.0%
                  APM Automotive Holdings Bhd                                           721,300      634,185             0.0%
                  Batu Kawan Bhd                                                      2,081,750    9,103,709             0.1%
                  Benalec Holdings Bhd                                                6,856,000      836,378             0.0%
*                 Berjaya Assets BHD                                                    355,600       84,374             0.0%
#*                Berjaya Corp. Bhd                                                  37,649,878    3,032,147             0.0%
*                 Berjaya Land Bhd                                                   13,220,000    1,614,926             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE++   OF NET ASSETS**
                                                                                  ---------- ----------- ---------------
MALAYSIA -- (Continued)
                BIMB Holdings Bhd                                                  1,408,207 $ 1,421,128             0.0%
#               Boustead Holdings Bhd                                             13,330,691   8,040,667             0.1%
                Boustead Plantations Bhd                                           1,491,900     563,553             0.0%
#*              Bumi Armada Bhd                                                   25,619,100   4,653,906             0.0%
                Can-One Bhd                                                          401,400     302,281             0.0%
#               CB Industrial Product Holding Bhd                                  1,722,100     816,994             0.0%
                Chin Teck Plantations Bhd                                            309,100     563,412             0.0%
                CIMB Group Holdings Bhd                                           25,339,326  33,485,444             0.2%
#               Coastal Contracts Bhd                                              3,357,500   1,027,462             0.0%
#               CSC Steel Holdings Bhd                                             2,012,556     912,893             0.0%
                Cypark Resources Bhd                                                 122,200      67,506             0.0%
*               Daya Materials Bhd                                                10,420,400     214,949             0.0%
*               Dayang Enterprise Holdings Bhd                                     1,935,700     547,493             0.0%
#               DRB-Hicom Bhd                                                     12,059,600   3,994,420             0.0%
#               Eastern & Oriental Bhd                                            11,096,180   4,855,153             0.0%
#*              Eco World Development Group Bhd                                    2,660,800     931,122             0.0%
#               Evergreen Fibreboard Bhd                                           5,331,389   1,080,021             0.0%
                FAR East Holdings Bhd                                                403,800     834,507             0.0%
#               Felda Global Ventures Holdings Bhd                                11,566,500   5,666,546             0.1%
#               Gadang Holdings Bhd                                                  696,500     205,400             0.0%
#               Genting Bhd                                                       20,604,400  46,667,091             0.3%
#               Genting Malaysia Bhd                                              27,675,700  37,403,616             0.2%
                Glomac Bhd                                                         6,371,700   1,034,928             0.0%
                Goldis Bhd                                                         3,223,995   2,138,059             0.0%
                GuocoLand Malaysia Bhd                                             2,797,700     831,056             0.0%
#               HAP Seng Consolidated Bhd                                          5,443,782  11,115,748             0.1%
                Hap Seng Plantations Holdings Bhd                                  3,563,200   2,125,200             0.0%
*               Hengyuan Refining Co Bhd                                              91,300      80,071             0.0%
                Hiap Teck Venture Bhd                                              1,476,900     107,120             0.0%
#               Hong Leong Financial Group Bhd                                     2,819,234  10,950,437             0.1%
                Hong Leong Industries Bhd                                            847,400   1,972,242             0.0%
                Hua Yang Bhd                                                       2,298,310     587,439             0.0%
                Hume Industries Bhd                                                   29,984      18,723             0.0%
                I-Bhd                                                                 84,900      12,227             0.0%
                IJM Corp. Bhd                                                     46,647,018  37,605,309             0.2%
#               Insas Bhd                                                          6,223,000   1,323,903             0.0%
                IOI Properties Group Bhd                                           3,944,125   1,880,596             0.0%
*               Iris Corp. Bhd                                                    21,834,300   1,028,978             0.0%
#*              Iskandar Waterfront City Bhd                                       1,685,600   1,205,967             0.0%
*               JAKS Resources Bhd                                                 5,154,700   1,968,657             0.0%
#               Jaya Tiasa Holdings Bhd                                            5,694,233   1,534,296             0.0%
                JCY International Bhd                                              8,320,900   1,197,385             0.0%
                Keck Seng Malaysia Bhd                                             2,504,000   2,883,652             0.0%
*               Kenanga Investment Bank Bhd                                        2,020,487     293,156             0.0%
                Kian JOO CAN Factory Bhd                                           4,747,780   3,280,506             0.0%
                Kim Loong Resources Bhd                                              309,100     263,637             0.0%
                Kimlun Corp. Bhd                                                     845,419     465,523             0.0%
#*              KNM Group Bhd                                                     27,168,290   1,811,113             0.0%
                Kretam Holdings Bhd                                                3,429,400     430,439             0.0%
#*              KSL Holdings Bhd                                                   9,123,451   2,563,164             0.0%
                Kumpulan Fima Bhd                                                  2,136,600     915,078             0.0%
                Kumpulan Perangsang Selangor Bhd                                   2,571,500     882,769             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE++   OF NET ASSETS**
                                                                                  ---------- ----------- ---------------
MALAYSIA -- (Continued)
*               Kwantas Corp. Bhd                                                    288,400 $   102,312             0.0%
                Land & General Bhd                                                14,442,200     864,972             0.0%
*               Landmarks Bhd                                                      2,119,208     402,567             0.0%
#               LBS Bina Group Bhd                                                 3,985,500   1,918,151             0.0%
#               Magnum Bhd                                                         5,285,900   2,556,802             0.0%
                Mah Sing Group Bhd                                                13,676,862   4,692,490             0.0%
                Malayan Banking Bhd                                                2,031,123   4,480,137             0.0%
                Malayan Flour Mills Bhd                                            3,117,950   1,298,237             0.0%
                Malaysia Airports Holdings Bhd                                     4,595,854   8,039,152             0.1%
                Malaysia Building Society Bhd                                      6,305,900   1,902,293             0.0%
*               Malaysia Marine and Heavy Engineering Holdings Bhd                 2,930,500     674,227             0.0%
#*              Malaysian Bulk Carriers Bhd                                        4,604,925     900,333             0.0%
                Malaysian Pacific Industries Bhd                                     848,675   2,341,044             0.0%
#*              Malaysian Resources Corp. Bhd                                     14,806,800   5,173,924             0.0%
                Malton Bhd                                                         3,456,400   1,168,719             0.0%
#               MBM Resources Bhd                                                  2,696,103   1,590,844             0.0%
                Media Prima Bhd                                                    6,367,700   1,757,582             0.0%
                Mega First Corp. Bhd                                               1,507,800   1,315,781             0.0%
                MISC Bhd                                                          16,155,404  27,199,429             0.2%
*               MK Land Holdings Bhd                                               5,393,500     391,026             0.0%
#               MKH Bhd                                                            3,201,370   1,798,949             0.0%
                MMC Corp. Bhd                                                     14,388,080   8,384,807             0.1%
*               MNRB Holdings Bhd                                                  2,443,350   1,456,557             0.0%
*               Mudajaya Group Bhd                                                 4,318,700   1,193,497             0.0%
#               Muhibbah Engineering M Bhd                                         3,993,100   2,658,065             0.0%
*               Mulpha International Bhd                                          22,576,600   1,249,956             0.0%
*               Naim Holdings Bhd                                                  2,091,600     751,644             0.0%
                Negri Sembilan Oil Palms Bhd                                          37,900      36,534             0.0%
#               Oriental Holdings Bhd                                              3,572,279   5,575,644             0.0%
#               OSK Holdings Bhd                                                   7,655,071   2,768,191             0.0%
                Pacific & Orient Bhd                                                 334,330      99,328             0.0%
                Panasonic Manufacturing Malaysia Bhd                                 334,980   2,620,006             0.0%
                Pantech Group Holdings Bhd                                         4,364,109     663,105             0.0%
                Paramount Corp. Bhd                                                1,660,525     696,082             0.0%
#*              Parkson Holdings Bhd                                               7,750,928   1,133,412             0.0%
                PPB Group Bhd                                                      6,954,766  27,082,506             0.2%
                Protasco Bhd                                                       3,739,250     938,062             0.0%
#               RHB Bank Bhd                                                      13,339,100  16,889,814             0.1%
*               Rimbunan Sawit Bhd                                                 6,810,000     760,419             0.0%
                Salcon Bhd                                                           658,500      99,238             0.0%
#               Sapura Energy Bhd                                                 28,789,300  13,232,958             0.1%
#               Sarawak Oil Palms Bhd                                                619,967     489,764             0.0%
*               Scomi Energy Services Bhd                                            352,300      16,237             0.0%
*               Scomi Group Bhd                                                   21,734,600     849,101             0.0%
                Selangor Dredging Bhd                                              1,352,800     285,636             0.0%
                Selangor Properties Bhd                                               75,300      80,439             0.0%
                Shangri-La Hotels Malaysia Bhd                                       636,600     747,390             0.0%
                SHL Consolidated Bhd                                                 331,800     215,541             0.0%
#               SP Setia Bhd Group                                                 5,447,612   4,588,624             0.0%
                Star Media Group Bhd                                               1,607,100     869,846             0.0%
#*              Sumatec Resources Bhd                                              2,855,100      49,297             0.0%
                Sunway Bhd                                                        12,446,559   9,949,517             0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                            PERCENTAGE
                                                                                    SHARES     VALUE++    OF NET ASSETS**
                                                                                  ---------- ------------ ---------------
MALAYSIA -- (Continued)
#               Supermax Corp. Bhd                                                 6,246,700 $  2,762,197             0.0%
                Suria Capital Holdings Bhd                                           824,400      408,604             0.0%
                Symphony Life Bhd                                                    735,324      154,131             0.0%
#               Ta Ann Holdings Bhd                                                2,330,026    2,006,684             0.0%
#               TA Enterprise Bhd                                                 20,764,700    3,130,897             0.0%
#               TA Global Bhd                                                     15,532,980    1,289,982             0.0%
*               Talam Transform Bhd                                                  620,250        7,166             0.0%
                TAN Chong Motor Holdings Bhd                                       4,378,300    1,895,930             0.0%
#               TDM Bhd                                                           12,844,900    1,952,025             0.0%
*               TH Plantations Bhd                                                   900,500      250,767             0.0%
                Thong Guan Industries Bhd                                             31,700       32,472             0.0%
                Time dotCom Bhd                                                    4,589,780    9,334,566             0.1%
                Tiong NAM Logistics Holdings                                       1,290,900      540,413             0.0%
#               Tropicana Corp. Bhd                                                8,252,589    1,871,703             0.0%
                UEM Edgenta Bhd                                                    1,368,200    1,013,642             0.0%
#               UEM Sunrise Bhd                                                   20,571,245    5,872,529             0.1%
#*              UMW Holdings Bhd                                                     982,200    1,401,689             0.0%
#*              UMW Oil & Gas Corp. Bhd                                            3,344,400      523,351             0.0%
#               Unisem M Bhd                                                       7,206,400    5,525,169             0.0%
                United Malacca Bhd                                                   960,500    1,367,683             0.0%
                United Plantations Bhd                                               150,500      970,133             0.0%
                UOA Development Bhd                                                7,305,600    4,515,096             0.0%
#*              Vivocom International Holdings Bhd                                 1,144,800       40,804             0.0%
#               VS Industry Bhd                                                    4,285,865    1,974,174             0.0%
                Wah Seong Corp. Bhd                                                4,715,383      966,504             0.0%
#               WCT Holdings Bhd                                                  13,586,720    6,977,981             0.1%
                Wing Tai Malaysia Bhd                                              2,781,650      735,997             0.0%
#               WTK Holdings BHD                                                   5,770,150    1,321,747             0.0%
#*              YNH Property Bhd                                                   6,942,625    2,446,302             0.0%
                YTL Corp. Bhd                                                     85,261,850   28,856,825             0.2%
*               YTL Land & Development Bhd                                         2,897,200      410,569             0.0%
                                                                                             ------------ ---------------
TOTAL MALAYSIA                                                                                597,862,018             3.3%
                                                                                             ------------ ---------------
MEXICO -- (4.5%)
#               Alfa S.A.B. de C.V. Class A                                       34,589,985   47,423,939             0.3%
#               Alpek S.A.B. de C.V.                                               4,103,131    4,914,973             0.0%
#*              Axtel S.A.B. de C.V.                                              10,194,141    2,225,624             0.0%
*               Bio Pappel S.A.B. de C.V.                                            439,582      618,559             0.0%
*               Cemex S.A.B. de C.V. Sponsored ADR                                12,864,884  118,614,231             0.7%
#               Coca-Cola Femsa S.A.B. de C.V. Series L                            1,424,609   10,363,751             0.1%
#               Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                         139,424   10,137,519             0.1%
                Consorcio ARA S.A.B. de C.V. Series *                              9,308,776    3,105,356             0.0%
*               Corp Interamericana de Entretenimiento S.A.B. de C.V. Class B      1,560,786    1,343,129             0.0%
#               Corp. Actinver S.A.B. de C.V.                                        105,133       72,266             0.0%
#               Credito Real S.A.B. de C.V. SOFOM ER                                 439,579      616,453             0.0%
                Dine S.A.B. de C.V.                                                1,027,267      581,155             0.0%
                Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR            1,385,477  124,748,349             0.7%
*               Genomma Lab Internacional S.A.B. de C.V. Class B                     696,005      880,670             0.0%
#*              Grupo Aeromexico S.A.B. de C.V.                                    1,208,057    2,409,665             0.0%
                Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                  251,522   25,879,098             0.1%
#               Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                    18,880    3,575,872             0.0%
                Grupo Carso S.A.B. de C.V. Series A1                               7,172,333   33,070,398             0.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
MEXICO -- (Continued)
                  Grupo Cementos de Chihuahua S.A.B. de C.V.                         2,687,568 $ 12,775,950             0.1%
#                 Grupo Comercial Chedraui S.A. de C.V.                              2,678,591    5,533,547             0.0%
#                 Grupo Elektra S.A.B. de C.V.                                         271,422    9,126,579             0.1%
#*                Grupo Famsa S.A.B. de C.V. Class A                                 2,831,479    1,323,595             0.0%
                  Grupo Financiero Banorte S.A.B. de C.V. Class O                   20,219,961  116,688,839             0.7%
#                 Grupo Financiero Inbursa S.A.B. de C.V. Class O                   14,772,311   24,875,221             0.1%
#                 Grupo Financiero Interacciones SA de C.V. Class O                    708,084    3,311,119             0.0%
#                 Grupo Financiero Santander Mexico S.A.B. de C.V. Class B           4,513,225    8,206,408             0.1%
                  Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR       1,632,369   14,870,882             0.1%
*                 Grupo Gigante S.A.B. de C.V. Series *                                471,076      998,443             0.0%
#                 Grupo Herdez S.A.B. de C.V. Series *                                 818,512    1,816,138             0.0%
                  Grupo Industrial Maseca S.A.B. de C.V. Class B                     2,749,400    3,394,898             0.0%
                  Grupo Industrial Saltillo S.A.B. de C.V.                           1,338,007    2,690,193             0.0%
                  Grupo KUO S.A.B. de C.V. Series B                                  2,034,528    4,203,555             0.0%
                  Grupo Mexico S.A.B. de C.V. Series B                              37,181,013  108,648,094             0.6%
*                 Grupo Pochteca S.A.B. de C.V.                                         67,810       25,935             0.0%
*                 Grupo Posadas S.A.B. de C.V.                                         355,113      863,955             0.0%
#                 Grupo Rotoplas S.A.B. de C.V.                                         17,266       22,333             0.0%
                  Grupo Sanborns S.A.B. de C.V.                                      1,261,695    1,446,322             0.0%
*                 Grupo Simec S.A.B. de C.V. Series B                                1,118,852    4,160,351             0.0%
*                 Grupo Sports World S.A.B. de C.V.                                    293,561      267,437             0.0%
                  Industrias Bachoco S.A.B. de C.V. Series B                         1,777,377    7,898,719             0.1%
                  Industrias Bachoco S.A.B. de C.V. Sponsored ADR                       40,783    2,179,851             0.0%
#*                Industrias CH S.A.B. de C.V. Series B                              2,014,328   10,817,841             0.1%
                  Industrias Penoles S.A.B. de C.V.                                    197,678    4,832,415             0.0%
#*                La Comer S.A.B. de C.V.                                            5,414,652    4,242,500             0.0%
                  Medica Sur S.A.B. de C.V. Series B                                     1,000        2,122             0.0%
                  Megacable Holdings S.A.B. de C.V.                                     31,794      120,537             0.0%
#                 Mexichem S.A.B. de C.V.                                            8,656,421   23,777,827             0.1%
#*                Minera Frisco S.A.B. de C.V. Class A1                              7,198,230    4,603,747             0.0%
                  Nemak S.A.B. de C.V.                                                 336,244      353,654             0.0%
                  OHL Mexico S.A.B. de C.V.                                          9,638,808   11,766,102             0.1%
#                 Organizacion Cultiba S.A.B. de C.V.                                  170,021      165,006             0.0%
*                 Organizacion Soriana S.A.B. de C.V. Class B                       14,707,352   33,719,038             0.2%
                  Qualitas Controladora S.A.B. de C.V.                               1,569,014    2,562,064             0.0%
#                 TV Azteca S.A.B. de C.V.                                           9,523,719    1,649,238             0.0%
                  Vitro S.A.B. de C.V. Series A                                      1,503,590    5,758,693             0.0%
                                                                                               ------------ ---------------
TOTAL MEXICO                                                                                    830,280,155             4.6%
                                                                                               ------------ ---------------
PHILIPPINES -- (1.1%)
                  A Soriano Corp.                                                    6,260,400      776,539             0.0%
                  ACR Mining Corp.                                                     105,455        7,084             0.0%
                  Alliance Global Group, Inc.                                       31,427,306    9,309,725             0.1%
                  Alsons Consolidated Resources, Inc.                               20,894,000      589,538             0.0%
*                 Atlas Consolidated Mining & Development Corp.                      5,351,500      563,312             0.0%
                  Ayala Corp.                                                           17,990      311,928             0.0%
                  Bank of the Philippine Islands                                       234,470      491,693             0.0%
                  BDO Unibank, Inc.                                                 14,252,999   34,222,880             0.2%
                  Belle Corp.                                                        1,407,000      115,574             0.0%
                  Cebu Air, Inc.                                                     2,264,040    4,893,997             0.0%
                  Cebu Holdings, Inc.                                                  676,250       71,360             0.0%
                  Century Properties Group, Inc.                                    28,217,400      276,878             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                               PERCENTAGE
                                                                                      SHARES      VALUE++    OF NET ASSETS**
                                                                                    ----------- ------------ ---------------
PHILIPPINES -- (Continued)
                  China Banking Corp.                                                   516,071 $    364,634             0.0%
                  Cosco Capital, Inc.                                                11,216,800    1,832,260             0.0%
                  DMCI Holdings, Inc.                                                 1,587,600      408,534             0.0%
                  East West Banking Corp.                                               287,900      123,563             0.0%
                  EEI Corp.                                                           1,150,300      232,593             0.0%
                  Emperador, Inc.                                                     1,071,300      137,021             0.0%
*                 Empire East Land Holdings, Inc.                                    24,178,000      343,531             0.0%
                  Energy Development Corp.                                            5,155,600      622,396             0.0%
                  Filinvest Development Corp.                                           142,800       22,438             0.0%
                  Filinvest Land, Inc.                                              203,955,031    7,073,164             0.1%
                  First Philippine Holdings Corp.                                     4,572,760    6,636,082             0.0%
                  GT Capital Holdings, Inc.                                              34,490      870,098             0.0%
                  Integrated Micro-Electronics, Inc.                                    424,500       65,446             0.0%
                  JG Summit Holdings, Inc.                                            9,269,150   15,623,463             0.1%
                  Lopez Holdings Corp.                                               34,670,100    5,334,587             0.0%
                  LT Group, Inc.                                                     16,065,600    5,133,010             0.0%
                  Megaworld Corp.                                                   144,790,400   11,767,627             0.1%
                  Metropolitan Bank & Trust Co.                                       6,862,590   11,593,854             0.1%
                  Nickel Asia Corp.                                                   1,704,000      212,922             0.0%
                  Pepsi-Cola Products Philippines, Inc.                                 709,000       52,505             0.0%
                  Petron Corp.                                                       16,853,000    3,071,990             0.0%
                  Philex Mining Corp.                                                   390,300       69,013             0.0%
                  Philippine National Bank                                            4,899,113    6,395,878             0.0%
*                 Philippine National Construction Corp.                                398,900        7,337             0.0%
                  Philippine Savings Bank                                             1,216,333    2,176,933             0.0%
                  Phinma Corp.                                                          793,898      181,239             0.0%
                  Phinma Energy Corp.                                                26,285,000    1,130,703             0.0%
                  Phoenix Petroleum Philippines, Inc.                                   979,900      166,702             0.0%
                  RFM Corp.                                                             976,000       94,525             0.0%
                  Rizal Commercial Banking Corp.                                      4,683,248    5,114,158             0.0%
                  Robinsons Land Corp.                                               29,036,050   14,918,925             0.1%
                  Robinsons Retail Holdings, Inc.                                       370,900      589,529             0.0%
                  San Miguel Corp.                                                    6,764,846   14,891,433             0.1%
                  San Miguel Pure Foods Co., Inc.                                        63,140      379,155             0.0%
                  Security Bank Corp.                                                 1,805,854    7,704,608             0.1%
                  STI Education Systems Holdings, Inc.                                4,512,000       96,617             0.0%
*                 Top Frontier Investment Holdings, Inc.                                628,532    3,698,702             0.0%
                  Travellers International Hotel Group, Inc.                          1,539,200      101,642             0.0%
                  Union Bank of the Philippines                                       4,413,349    7,048,280             0.0%
                  Vista Land & Lifescapes, Inc.                                      76,752,568    8,127,637             0.1%
                                                                                                ------------ ---------------
TOTAL PHILIPPINES                                                                                196,045,242             1.1%
                                                                                                ------------ ---------------
POLAND -- (1.7%)
                  Agora SA                                                              578,734    2,418,464             0.0%
                  Asseco Poland SA                                                    1,325,183   18,646,966             0.1%
#*                Bank Millennium SA                                                  3,964,529    7,071,261             0.0%
                  Ciech SA                                                              205,820    4,116,503             0.0%
#*                Enea SA                                                             2,423,548    7,443,962             0.0%
                  Firma Oponiarska Debica SA                                             69,579    1,840,305             0.0%
*                 Getin Holding SA                                                    2,977,249    1,012,797             0.0%
#*                Getin Noble Bank SA                                                 1,094,168      524,330             0.0%
                  Grupa Azoty SA                                                        179,216    3,160,463             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
POLAND -- (Continued)
                  Grupa Kety SA                                                         82,005 $  9,003,291             0.1%
#*                Grupa Lotos SA                                                     1,590,829   24,782,553             0.1%
*                 Impexmetal SA                                                      4,217,244    4,605,833             0.0%
                  Kernel Holding SA                                                    423,053    7,533,796             0.1%
                  KGHM Polska Miedz SA                                               1,475,867   46,752,521             0.3%
                  LC Corp. SA                                                        1,199,107      609,071             0.0%
*                 Lubelski Wegiel Bogdanka SA                                           10,880      203,563             0.0%
*                 mBank SA                                                               3,511      391,825             0.0%
#                 Netia SA                                                           4,447,293    5,044,508             0.0%
#                 Orbis SA                                                             487,188   10,923,920             0.1%
*                 Pelion SA                                                             10,134      139,436             0.0%
                  PGE Polska Grupa Energetyczna SA                                  14,006,233   41,602,097             0.2%
*                 PKP Cargo SA                                                          21,847      359,761             0.0%
                  Polski Koncern Naftowy Orlen SA                                    2,865,816   85,646,571             0.5%
*                 Powszechna Kasa Oszczednosci Bank Polski SA                        1,426,365   12,986,425             0.1%
*                 Tauron Polska Energia SA                                          10,676,446    9,055,383             0.1%
                  Trakcja SA                                                           656,822    2,773,598             0.0%
*                 Vistula Group SA                                                      54,605       45,193             0.0%
                                                                                               ------------ ---------------
TOTAL POLAND                                                                                    308,694,396             1.7%
                                                                                               ------------ ---------------
RUSSIA -- (1.9%)
*                 AFI Development P.L.C. GDR                                            31,827        5,738             0.0%
                  Gazprom PJSC Sponsored ADR                                        46,263,845  219,639,871             1.2%
                  Lukoil PJSC Sponsored ADR(69343P105)                                 723,019   35,825,591             0.1%
                  Lukoil PJSC Sponsored ADR(BYZDW2900)                               1,526,223   75,756,583             0.4%
                  Magnitogorsk Iron & Steel OJSC Sponsored GDR                       1,194,886    9,200,572             0.1%
                  RusHydro PJSC ADR                                                  8,480,943   12,924,728             0.1%
                                                                                               ------------ ---------------
TOTAL RUSSIA                                                                                    353,353,083             1.9%
                                                                                               ------------ ---------------
SOUTH AFRICA -- (6.6%)
                  Adcorp Holdings, Ltd.                                                928,995      951,081             0.0%
                  Aeci, Ltd.                                                         1,425,939   12,359,104             0.1%
                  African Oxygen, Ltd.                                                  47,765       71,087             0.0%
*                 African Phoenix Investments, Ltd.                                  9,264,952      402,108             0.0%
                  African Rainbow Minerals, Ltd.                                     1,736,757   10,978,823             0.1%
                  Alexander Forbes Group Holdings, Ltd.                              1,123,117      541,768             0.0%
                  Alviva Holdings, Ltd.                                                902,939    1,423,146             0.0%
*                 Anglo American Platinum, Ltd.                                         98,018    2,420,409             0.0%
#                 AngloGold Ashanti, Ltd. Sponsored ADR                              1,593,046   18,208,516             0.1%
*                 ArcelorMittal South Africa, Ltd.                                   2,390,579    1,342,399             0.0%
*                 Aveng, Ltd.                                                        7,597,247    3,241,882             0.0%
                  Barclays Africa Group, Ltd.                                        5,579,767   61,282,517             0.3%
                  Barloworld, Ltd.                                                   4,842,776   43,624,367             0.3%
                  Blue Label Telecoms, Ltd.                                          2,410,396    3,059,318             0.0%
#*                Brait SE                                                           2,391,574   15,261,444             0.1%
                  Caxton and CTP Publishers and Printers, Ltd.                       3,089,885    2,739,655             0.0%
                  Clover Industries, Ltd.                                            1,395,079    1,696,291             0.0%
*                 Consolidated Infrastructure Group, Ltd.                              703,402      957,127             0.0%
                  DataTec, Ltd.                                                      3,584,698   15,591,856             0.1%
#                 DRDGOLD, Ltd.                                                      5,320,916    2,075,265             0.0%
*                 enX Group, Ltd.                                                      409,879      505,738             0.0%
*                 Evraz Highveld Steel and Vanadium, Ltd.                              120,337          226             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                              PERCENTAGE
                                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                                  ---------- -------------- ---------------
SOUTH AFRICA -- (Continued)
*               eXtract Group, Ltd.                                                1,076,958 $        9,691             0.0%
#               Exxaro Resources, Ltd.                                             1,872,928     15,933,695             0.1%
#               Gold Fields, Ltd.                                                  2,664,475      8,732,845             0.1%
#               Gold Fields, Ltd. Sponsored ADR                                   12,391,918     40,273,734             0.2%
#*              Grindrod, Ltd.                                                     7,514,882      6,759,990             0.0%
                Group Five, Ltd.                                                   1,685,503      1,969,006             0.0%
                Harmony Gold Mining Co., Ltd.                                      1,605,176      3,475,810             0.0%
#               Harmony Gold Mining Co., Ltd. Sponsored ADR                          491,788      1,072,098             0.0%
                Hudaco Industries, Ltd.                                              118,362      1,205,260             0.0%
                Hulamin, Ltd.                                                      1,922,782        996,673             0.0%
*               Impala Platinum Holdings, Ltd.                                     6,689,573     21,465,534             0.1%
                Imperial Holdings, Ltd.                                            1,898,907     24,016,502             0.1%
                Investec, Ltd.                                                     3,566,658     26,763,030             0.2%
                Invicta Holdings, Ltd.                                                28,371        116,157             0.0%
                KAP Industrial Holdings, Ltd.                                        310,624        217,622             0.0%
#               Lewis Group, Ltd.                                                  1,819,055      5,150,319             0.0%
                Liberty Holdings, Ltd.                                             1,712,699     13,810,285             0.1%
                Merafe Resources, Ltd.                                            23,636,862      2,933,116             0.0%
                Metair Investments, Ltd.                                           1,369,279      2,345,009             0.0%
                MMI Holdings, Ltd.                                                17,679,587     30,857,231             0.2%
                Mpact, Ltd.                                                        2,607,014      6,038,779             0.0%
                MTN Group, Ltd.                                                   12,557,642    118,761,642             0.7%
                Murray & Roberts Holdings, Ltd.                                    6,671,046      6,993,680             0.1%
#*              Nampak, Ltd.                                                       2,918,175      3,908,389             0.0%
#               Nedbank Group, Ltd.                                                3,003,198     50,633,434             0.3%
*               Northam Platinum, Ltd.                                                   427          1,586             0.0%
                Omnia Holdings, Ltd.                                                 573,458      6,834,828             0.0%
                Peregrine Holdings, Ltd.                                             854,949      1,698,254             0.0%
*               PPC, Ltd.                                                          1,532,793        718,155             0.0%
                Raubex Group, Ltd.                                                 2,062,344      3,718,960             0.0%
                RCL Foods, Ltd.                                                      101,638        109,380             0.0%
                Reunert, Ltd.                                                        674,555      3,572,086             0.0%
#*              Royal Bafokeng Platinum, Ltd.                                        460,976      1,217,804             0.0%
                Sappi, Ltd.                                                        7,508,496     55,761,227             0.3%
#               Sasol, Ltd.                                                        4,145,981    127,052,974             0.7%
#               Sasol, Ltd. Sponsored ADR                                          1,735,363     52,963,279             0.3%
#               Sibanye Gold, Ltd. Sponsored ADR                                   1,376,840     11,028,488             0.1%
#               Standard Bank Group, Ltd.                                         16,569,484    183,997,209             1.0%
*               Stefanutti Stocks Holdings, Ltd.                                     526,548        126,254             0.0%
#               Steinhoff International Holdings NV                               24,951,223    126,929,236             0.7%
*               Super Group, Ltd.                                                  4,217,794     11,603,894             0.1%
                Telkom SA SOC, Ltd.                                                5,017,373     28,079,763             0.2%
                Tongaat Hulett, Ltd.                                               1,351,747     12,203,685             0.1%
                Trencor, Ltd.                                                      1,507,605      4,539,086             0.0%
                Wilson Bayly Holmes-Ovcon, Ltd.                                      487,561      5,214,373             0.0%
                                                                                             -------------- ---------------
TOTAL SOUTH AFRICA                                                                            1,230,544,179             6.8%
                                                                                             -------------- ---------------
SOUTH KOREA -- (15.9%)
#*              Ace Technologies Corp.                                               162,428        563,369             0.0%
#*              AJ Rent A Car Co., Ltd.                                              267,287      2,700,536             0.0%
#*              Ajin Industrial Co., Ltd.                                             26,990        200,142             0.0%
#*              Amotech Co., Ltd.                                                     16,489        350,006             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#                 Asia Cement Co., Ltd.                                 15,034 $ 1,071,776             0.0%
#                 ASIA Holdings Co., Ltd.                               26,825   2,314,719             0.0%
#                 Asia Paper Manufacturing Co., Ltd.                    66,653   1,170,747             0.0%
*                 Asiana Airlines, Inc.                                418,211   1,654,348             0.0%
#*                AUK Corp.                                            396,786     856,929             0.0%
#                 Austem Co., Ltd.                                     205,571     620,321             0.0%
#                 Avaco Co., Ltd.                                       64,150     351,260             0.0%
#*                BH Co., Ltd.                                          19,986     385,977             0.0%
                  BNK Financial Group, Inc.                          2,892,220  24,256,269             0.2%
                  Bookook Securities Co., Ltd.                          28,655     471,953             0.0%
*                 Bubang Co., Ltd.                                       6,672      23,663             0.0%
                  BYC Co., Ltd.                                            752     245,867             0.0%
#*                Capro Corp.                                           79,730     534,660             0.0%
*                 Chemtronics Co., Ltd.                                  2,758      16,691             0.0%
*                 China Great Star International, Ltd.                 655,138     831,796             0.0%
                  Chinyang Holdings Corp.                               83,580     240,905             0.0%
#                 Chokwang Paint, Ltd.                                  59,912     583,168             0.0%
#                 Chongkundang Holdings Corp.                            2,961     178,250             0.0%
                  Chosun Refractories Co., Ltd.                          9,716     752,201             0.0%
                  CJ Hellovision Co., Ltd.                             189,253   1,567,715             0.0%
                  CJ O Shopping Co., Ltd.                                3,953     663,411             0.0%
#                 CKD Bio Corp.                                         19,511     387,929             0.0%
#*                Cosmochemical Co., Ltd.                              115,498     553,698             0.0%
                  CS Wind Corp.                                          3,765      64,130             0.0%
#                 Dae Dong Industrial Co., Ltd.                        152,561     880,407             0.0%
                  Dae Han Flour Mills Co., Ltd.                         14,612   2,259,773             0.0%
#                 Dae Hyun Co., Ltd.                                   211,762     597,143             0.0%
#                 Dae Won Kang Up Co., Ltd.                            255,039   1,051,166             0.0%
#*                Dae Young Packaging Co., Ltd.                      1,305,002   1,114,962             0.0%
#                 Dae-Il Corp.                                          71,782     646,062             0.0%
#*                Daechang Co., Ltd.                                   526,706     508,434             0.0%
                  Daechang Forging Co., Ltd.                               673      30,678             0.0%
                  Daeduck Electronics Co.                              348,808   2,843,738             0.0%
#                 Daeduck GDS Co., Ltd.                                300,804   3,960,589             0.0%
#                 Daegu Department Store                                71,060     815,231             0.0%
#                 Daehan Steel Co., Ltd.                               217,003   1,934,270             0.0%
#                 Daekyo Co., Ltd.                                     184,455   1,385,795             0.0%
                  Daelim Industrial Co., Ltd.                          292,271  20,616,737             0.1%
                  Daesang Corp.                                        105,000   2,191,278             0.0%
#                 Daesang Holdings Co., Ltd.                           166,690   1,424,079             0.0%
#                 Daesung Holdings Co., Ltd.                            42,463     337,610             0.0%
                  Daewon San Up Co., Ltd.                               33,636     204,729             0.0%
*                 Daewoo Engineering & Construction Co., Ltd.          729,810   4,679,885             0.0%
*                 Daewoo Shipbuilding & Marine Engineering Co., Ltd.   491,004     724,920             0.0%
*                 Dahaam E-Tec Co., Ltd.                                 3,535      10,485             0.0%
#                 Daishin Securities Co., Ltd.                         629,382   6,821,086             0.1%
#                 Daou Data Corp.                                       15,106     155,246             0.0%
#                 Daou Technology, Inc.                                400,563   7,297,787             0.1%
#*                Dasan Networks, Inc.                                 134,840     757,694             0.0%
*                 Dayou Plus Co., Ltd.                                  51,812      48,684             0.0%
                  DCM Corp.                                              5,497      62,025             0.0%
                  DGB Financial Group, Inc.                          1,625,465  16,616,356             0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                            PERCENTAGE
                                                                                    SHARES     VALUE++    OF NET ASSETS**
                                                                                   --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#                Display Tech Co., Ltd.                                               43,544 $    156,298             0.0%
                 Dong Ah Tire & Rubber Co., Ltd.                                     101,101    2,212,259             0.0%
#                Dong-Ah Geological Engineering Co., Ltd.                            133,757    1,554,048             0.0%
                 Dong-Il Corp.                                                        18,581      934,158             0.0%
#                Dongbang Transport Logistics Co., Ltd.                              302,271      499,995             0.0%
*                DONGBU Co., Ltd.                                                    496,039      312,463             0.0%
*                Dongbu Securities Co., Ltd.                                         416,559    1,342,301             0.0%
#                Dongil Industries Co., Ltd.                                          18,087    1,212,336             0.0%
#*               Dongkook Industrial Co., Ltd.                                       430,132    1,046,520             0.0%
                 Dongkuk Industries Co., Ltd.                                        301,515    1,212,824             0.0%
                 Dongkuk Steel Mill Co., Ltd.                                        969,675    9,436,267             0.1%
                 DONGSUNG Corp.                                                      139,024      725,246             0.0%
                 Dongwha Enterprise Co., Ltd.                                            488       13,913             0.0%
#                Dongwha Pharm Co., Ltd.                                              56,231      454,295             0.0%
#                Dongwon Development Co., Ltd.                                       171,940      691,982             0.0%
#*               Dongwoo Co., Ltd.                                                    14,971       61,180             0.0%
#                Dongyang E&P, Inc.                                                   35,199      423,466             0.0%
#                Doosan Corp.                                                        109,063    9,311,170             0.1%
#*               Doosan Engine Co., Ltd.                                             112,890      375,809             0.0%
#                Doosan Heavy Industries & Construction Co., Ltd.                    502,984   10,262,472             0.1%
*                Doosan Infracore Co., Ltd.                                        1,948,868   16,118,611             0.1%
#                DRB Holding Co., Ltd.                                               125,082    1,191,665             0.0%
                 DY Corp.                                                            260,920    1,597,072             0.0%
#                e-LITECOM Co., Ltd.                                                  87,616      739,595             0.0%
                 E-MART, Inc.                                                        208,708   42,157,496             0.3%
#                Eagon Industrial, Ltd.                                               74,065      663,376             0.0%
#                Easy Bio, Inc.                                                       84,313      467,936             0.0%
#                Elentec Co., Ltd.                                                   153,388      816,283             0.0%
#                Eugene Corp.                                                        666,799    3,446,198             0.0%
#*               Eugene Investment & Securities Co., Ltd.                          1,113,895    2,958,206             0.0%
                 Eusu Holdings Co., Ltd.                                              61,491      377,789             0.0%
#                EVERDIGM Corp.                                                       23,542      205,549             0.0%
#*               FarmStory Co., Ltd.                                                 386,019      513,563             0.0%
#                Fine Technix Co., Ltd.                                              187,057      463,534             0.0%
                 Fursys, Inc.                                                         28,479      790,820             0.0%
#                Gaon Cable Co., Ltd.                                                 26,323      555,865             0.0%
#*               Global Display Co., Ltd.                                             32,534       98,495             0.0%
#                GOLFZONNEWDIN Co., Ltd.                                             165,816      828,588             0.0%
#*               GS Engineering & Construction Corp.                                 498,408   13,681,112             0.1%
#*               GS Global Corp.                                                     703,704    2,020,785             0.0%
                 GS Holdings Corp.                                                   701,971   36,537,675             0.2%
#                Gwangju Shinsegae Co., Ltd.                                           6,147    1,385,649             0.0%
*                Halla Corp.                                                          82,397      328,031             0.0%
#                Halla Holdings Corp.                                                 96,354    5,130,043             0.0%
                 Han Kuk Carbon Co., Ltd.                                            147,844      864,738             0.0%
                 Hana Financial Group, Inc.                                        3,032,933  104,166,099             0.6%
#*               Hana Micron, Inc.                                                   108,180      502,549             0.0%
#                Handsome Co., Ltd.                                                  128,861    3,550,587             0.0%
                 Hanil Cement Co., Ltd.                                               56,106    5,765,851             0.1%
#*               Hanjin Heavy Industries & Construction Co., Ltd.                    571,915    1,696,808             0.0%
*                Hanjin Heavy Industries & Construction Holdings Co., Ltd.           186,144      840,899             0.0%
#*               Hanjin Kal Corp.                                                    388,211    6,899,612             0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                           PERCENTAGE
                                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                                  --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#               Hanjin Transportation Co., Ltd.                                     131,754 $  3,516,345             0.0%
#               Hankuk Glass Industries, Inc.                                        17,640      406,421             0.0%
#               Hankuk Paper Manufacturing Co., Ltd.                                 37,434      980,059             0.0%
                HanmiGlobal Co., Ltd.                                                13,645      123,360             0.0%
#               Hanshin Construction                                                 30,939      499,016             0.0%
#*              Hansol Holdings Co., Ltd.                                           593,005    3,302,873             0.0%
#*              Hansol HomeDeco Co., Ltd.                                         1,003,813    1,462,850             0.0%
                Hansol Paper Co., Ltd.                                              145,933    2,422,574             0.0%
                Hanwha Chemical Corp.                                             1,512,674   33,396,021             0.2%
                Hanwha Corp.                                                        740,315   25,971,854             0.2%
#*              Hanwha Galleria Timeworld Co., Ltd.                                   2,375       71,410             0.0%
                Hanwha General Insurance Co., Ltd.                                  306,033    1,992,112             0.0%
*               Hanwha Investment & Securities Co., Ltd.                            915,980    2,057,737             0.0%
                Hanwha Life Insurance Co., Ltd.                                   2,907,637   15,705,896             0.1%
#*              Hanwha Techwin Co., Ltd.                                             38,768    1,770,385             0.0%
#               Hanyang Securities Co., Ltd.                                         92,428      597,838             0.0%
                Harim Holdings Co., Ltd.                                            145,163      510,468             0.0%
#               Heung-A Shipping Co., Ltd.                                        1,840,719    2,774,931             0.0%
#               Hitejinro Holdings Co., Ltd.                                        120,661    1,176,739             0.0%
#               HMC Investment Securities Co., Ltd.                                 251,228    2,373,128             0.0%
#               HS R&A Co., Ltd.                                                     44,440    1,603,183             0.0%
                Humax Co., Ltd.                                                     211,718    2,213,289             0.0%
                Huons Global Co., Ltd.                                               16,573      486,566             0.0%
#               Huvis Corp.                                                          93,994      625,056             0.0%
#               Hwa Shin Co., Ltd.                                                  225,769    1,217,356             0.0%
#               Hwacheon Machine Tool Co., Ltd.                                      14,227      641,203             0.0%
                Hwangkum Steel & Technology Co., Ltd.                                47,571      355,134             0.0%
                HwaSung Industrial Co., Ltd.                                         81,838    1,055,756             0.0%
                Hy-Lok Corp.                                                         30,955      609,008             0.0%
#               Hyundai BNG Steel Co., Ltd.                                         153,741    1,712,695             0.0%
                Hyundai Corp Holdings Inc.                                            7,142       99,404             0.0%
                Hyundai Corp.                                                        74,277    1,363,183             0.0%
                Hyundai Department Store Co., Ltd.                                  189,535   18,000,724             0.1%
                Hyundai Engineering & Construction Co., Ltd.                        766,740   32,660,189             0.2%
#               Hyundai Greenfood Co., Ltd.                                         197,422    2,772,365             0.0%
#*              Hyundai Heavy Industries Co., Ltd.                                  442,172   64,116,689             0.4%
                Hyundai Home Shopping Network Corp.                                  21,521    2,307,562             0.0%
                Hyundai Hy Communications & Networks Co., Ltd.                      332,588    1,142,426             0.0%
                Hyundai Marine & Fire Insurance Co., Ltd.                           147,996    4,766,204             0.0%
#*              Hyundai Mipo Dockyard Co., Ltd.                                     107,076    8,702,754             0.1%
                Hyundai Mobis Co., Ltd.                                             577,165  112,559,026             0.6%
                Hyundai Motor Co.                                                 1,860,186  235,270,558             1.3%
                Hyundai Steel Co.                                                 1,193,372   57,481,229             0.3%
#               Hyundai Wia Corp.                                                   216,602   12,348,114             0.1%
                Ilji Technology Co., Ltd.                                            16,833       91,135             0.0%
#*              Iljin Display Co., Ltd.                                              42,044      214,989             0.0%
#               Iljin Electric Co., Ltd.                                            246,467    1,059,402             0.0%
#               Iljin Holdings Co., Ltd.                                              8,540       35,214             0.0%
#               Ilshin Spinning Co., Ltd.                                            18,721    1,940,727             0.0%
#               Ilsung Pharmaceuticals Co., Ltd.                                      9,407    1,095,120             0.0%
                iMarketKorea, Inc.                                                   55,884      652,638             0.0%
                Industrial Bank of Korea                                          2,341,087   25,673,700             0.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
SOUTH KOREA -- (Continued)
*                 InnoWireless, Inc.                                                    1,805 $     18,708             0.0%
#                 Intergis Co., Ltd.                                                   49,180      135,505             0.0%
                  Interpark Holdings Corp.                                            384,106    1,811,861             0.0%
                  INTOPS Co., Ltd.                                                    179,814    1,927,298             0.0%
                  Inzi Controls Co., Ltd.                                              89,540      420,877             0.0%
#                 INZI Display Co., Ltd.                                              244,705      516,349             0.0%
#                 ISU Chemical Co., Ltd.                                              141,977    2,133,007             0.0%
#                 IsuPetasys Co., Ltd.                                                248,937    1,020,890             0.0%
#                 Jahwa Electronics Co., Ltd.                                          82,806    1,199,638             0.0%
#                 JB Financial Group Co., Ltd.                                      1,002,970    5,324,320             0.1%
#                 Kangnam Jevisco Co., Ltd.                                            37,860    1,263,812             0.0%
                  KB Capital Co., Ltd.                                                110,465    2,638,025             0.0%
#                 KB Financial Group, Inc.                                            843,489   37,077,592             0.2%
#                 KB Financial Group, Inc. ADR                                      2,938,163  127,721,945             0.7%
                  KB Insurance Co., Ltd.                                              494,937   14,216,350             0.1%
                  KC Green Holdings Co., Ltd.                                          22,570      139,356             0.0%
                  KCC Corp.                                                            54,579   16,311,898             0.1%
*                 KEC Corp.                                                           432,094      392,776             0.0%
#                 Keyang Electric Machinery Co., Ltd.                                 183,876      884,501             0.0%
#                 KG Chemical Corp.                                                    71,748      863,620             0.0%
                  KG Eco Technology Service Co., Ltd.                                 290,681      840,353             0.0%
#                 KH Vatec Co., Ltd.                                                  153,792    1,708,882             0.0%
                  Kia Motors Corp.                                                  3,369,529  103,144,562             0.6%
                  KISCO Corp.                                                          64,362    2,120,482             0.0%
#                 KISCO Holdings Co., Ltd.                                             12,088      680,684             0.0%
#                 Kishin Corp.                                                        107,298      429,888             0.0%
                  KISWIRE, Ltd.                                                        89,965    2,986,816             0.0%
#*                KleanNara Co., Ltd.                                                  92,415      434,091             0.0%
*                 KMH Co., Ltd.                                                        40,064      285,807             0.0%
#                 Kolon Corp.                                                          22,545    1,236,912             0.0%
                  Kolon Global Corp.                                                   15,746      186,105             0.0%
#                 Kolon Industries, Inc.                                              237,409   14,261,295             0.1%
#                 Komelon Corp.                                                        31,555      288,224             0.0%
*                 KONA I Co., Ltd.                                                      2,101       17,902             0.0%
#                 Kook Soon Dang Brewery Co., Ltd.                                    112,565      637,529             0.0%
#                 Korea Alcohol Industrial Co., Ltd.                                   73,930      589,470             0.0%
#                 Korea Circuit Co., Ltd.                                             151,297    1,760,223             0.0%
                  Korea Electric Terminal Co., Ltd.                                     5,673      354,539             0.0%
                  Korea Export Packaging Industrial Co., Ltd.                           5,290       80,879             0.0%
#                 Korea Flange Co., Ltd.                                               67,906      757,539             0.0%
                  Korea Investment Holdings Co., Ltd.                                 464,428   20,923,445             0.1%
#*                Korea Line Corp.                                                     76,110    1,612,718             0.0%
*                 Korean Air Lines Co., Ltd.                                          281,112    7,560,944             0.1%
#                 Korean Reinsurance Co.                                              968,873    9,616,770             0.1%
#                 Kortek Corp.                                                        106,667    1,386,108             0.0%
#                 KPX Chemical Co., Ltd.                                               17,052      916,852             0.0%
                  KSS LINE, Ltd.                                                       78,330      581,242             0.0%
#*                KTB Investment & Securities Co., Ltd.                               618,542    1,766,125             0.0%
                  KTCS Corp.                                                          251,689      565,956             0.0%
                  Ktis Corp.                                                           39,555      123,799             0.0%
                  Kukdo Chemical Co., Ltd.                                             58,563    2,470,430             0.0%
                  Kukdong Oil & Chemicals Co., Ltd.                                    26,930       87,189             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                           PERCENTAGE
                                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                                  --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#*              Kumho Electric Co., Ltd.                                             44,161 $    422,932             0.0%
                Kumho Industrial Co., Ltd.                                           12,566      103,267             0.0%
                Kumkang Kind Co., Ltd.                                                7,896      260,496             0.0%
#               Kwangju Bank                                                        185,215    1,918,995             0.0%
#*              Kyeryong Construction Industrial Co., Ltd.                           38,242      590,861             0.0%
                Kyobo Securities Co., Ltd.                                          229,729    1,927,791             0.0%
#               Kyung-In Synthetic Corp.                                             27,261      106,406             0.0%
#               Kyungbang, Ltd.                                                     141,679    1,829,533             0.0%
#               Kyungchang Industrial Co., Ltd.                                      28,508      123,865             0.0%
#               LEADCORP, Inc. (The)                                                144,741      909,265             0.0%
                LF Corp.                                                            226,717    4,968,483             0.0%
                LG Corp.                                                            922,482   54,796,762             0.3%
                LG Display Co., Ltd.                                              1,493,377   38,481,502             0.2%
#               LG Display Co., Ltd. ADR                                          4,048,932   52,109,755             0.3%
#               LG Electronics, Inc.                                              1,692,217  102,723,685             0.6%
                LG Hausys, Ltd.                                                      42,196    3,706,080             0.0%
                LG International Corp.                                              233,369    6,661,023             0.1%
                LG Uplus Corp.                                                    1,246,868   15,843,267             0.1%
#               LMS Co., Ltd.                                                        14,112      138,174             0.0%
#               Lotte Chilsung Beverage Co., Ltd.                                     7,771   11,461,471             0.1%
#               Lotte Confectionery Co., Ltd.                                        16,259    2,926,392             0.0%
                LOTTE Fine Chemical Co., Ltd.                                        85,030    2,876,452             0.0%
                Lotte Food Co., Ltd.                                                  3,483    1,962,733             0.0%
                LOTTE Himart Co., Ltd.                                              116,741    5,641,975             0.1%
                Lotte Non-Life Insurance Co., Ltd.                                  342,288      812,205             0.0%
                Lotte Shopping Co., Ltd.                                            123,317   28,438,446             0.2%
                LS Corp.                                                            166,539    9,529,501             0.1%
*               Lumens Co., Ltd.                                                    291,814      930,118             0.0%
                MegaStudy Co., Ltd.                                                   8,108      228,715             0.0%
                MegaStudyEdu Co., Ltd.                                                2,475       92,187             0.0%
                Meritz Financial Group, Inc.                                         61,217      682,905             0.0%
                Meritz Fire & Marine Insurance Co., Ltd.                             46,753      727,020             0.0%
                Meritz Securities Co., Ltd.                                       1,053,135    3,818,799             0.0%
#               Mi Chang Oil Industrial Co., Ltd.                                     5,785      441,175             0.0%
                Mirae Asset Daewoo Co., Ltd.                                      2,883,733   22,567,406             0.1%
                Mirae Asset Life Insurance Co., Ltd.                                327,256    1,605,577             0.0%
#               MK Electron Co., Ltd.                                               200,907    1,533,264             0.0%
#*              MNTech Co., Ltd.                                                    186,373      999,801             0.0%
                Mobase Co., Ltd.                                                     34,746      230,878             0.0%
#               Moorim P&P Co., Ltd.                                                391,856    1,424,968             0.0%
#*              Moorim Paper Co., Ltd.                                              210,130      504,090             0.0%
#               Motonic Corp.                                                        77,783      643,203             0.0%
                Namyang Dairy Products Co., Ltd.                                      3,610    2,751,417             0.0%
#*              Neowiz                                                               44,731      459,650             0.0%
#*              NEOWIZ HOLDINGS Corp.                                                76,012    1,038,786             0.0%
#               Nexen Corp.                                                         209,515    1,518,194             0.0%
                NH Investment & Securities Co., Ltd.                              2,203,266   25,518,639             0.2%
#*              NHN Entertainment Corp.                                              71,373    3,898,086             0.0%
#               Nong Shim Holdings Co., Ltd.                                         24,191    2,296,166             0.0%
                NongShim Co., Ltd.                                                   10,055    2,801,974             0.0%
                NOROO Paint & Coatings Co., Ltd.                                     73,137      522,886             0.0%
#               NPC                                                                 116,690      668,630             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                           PERCENTAGE
                                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                                  --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#               OCI Co., Ltd.                                                       161,730 $ 11,205,172             0.1%
                Opto Device Technology Co., Ltd.                                     26,621      214,150             0.0%
*               Paik Kwang Industrial Co., Ltd.                                      23,328       57,044             0.0%
#*              Pan Ocean Co., Ltd.                                               1,075,661    4,918,206             0.0%
                Pang Rim Co., Ltd.                                                    3,201       62,569             0.0%
#*              PaperCorea, Inc.                                                    340,867      153,008             0.0%
#               Poongsan Corp.                                                      350,209   12,004,428             0.1%
                Poongsan Holdings Corp.                                              58,844    2,466,086             0.0%
                POSCO                                                               567,616  134,004,439             0.8%
#               POSCO Sponsored ADR                                               1,500,406   88,553,962             0.5%
                POSCO Coated & Color Steel Co., Ltd.                                 15,636      426,523             0.0%
                Posco Daewoo Corp.                                                  174,399    3,674,755             0.0%
#*              Power Logics Co., Ltd.                                              285,879    1,324,250             0.0%
#               Pyeong Hwa Automotive Co., Ltd.                                     181,903    2,173,189             0.0%
#*              RFTech Co., Ltd.                                                    107,861      629,828             0.0%
#*              S&T Dynamics Co., Ltd.                                              373,066    2,940,655             0.0%
#               S&T Holdings Co., Ltd.                                              111,053    1,531,382             0.0%
#               S&T Motiv Co., Ltd.                                                  36,666    1,449,757             0.0%
                S-Energy Co., Ltd.                                                   28,801      202,155             0.0%
#               Sajo Industries Co., Ltd.                                            30,402    1,850,747             0.0%
                Sam Young Electronics Co., Ltd.                                     167,169    1,907,826             0.0%
#               Sambo Motors Co., Ltd.                                               14,459       79,032             0.0%
                Samho Development Co., Ltd.                                         130,188      523,905             0.0%
#               SAMHWA Paints Industrial Co., Ltd.                                   45,940      351,310             0.0%
#               Samick Musical Instruments Co., Ltd.                                292,604      558,703             0.0%
#*              Samji Electronics Co., Ltd.                                          77,899      606,595             0.0%
#*              Samjin LND Co., Ltd.                                                 92,054      235,248             0.0%
                Samkee Automotive Co., Ltd.                                          14,490       41,739             0.0%
                Sammok S-Form Co., Ltd.                                              63,150      758,845             0.0%
#*              SAMPYO Cement Co., Ltd.                                              78,703      261,362             0.0%
                Samsung Card Co., Ltd.                                              220,240    7,722,317             0.1%
#               Samsung Electro-Mechanics Co., Ltd.                                 649,685   41,679,914             0.3%
#*              Samsung Heavy Industries Co., Ltd.                                2,281,752   21,627,407             0.1%
                Samsung Life Insurance Co., Ltd.                                    560,206   53,857,892             0.3%
                Samsung SDI Co., Ltd.                                               445,592   53,793,329             0.3%
                Samsung Securities Co., Ltd.                                        572,940   17,395,975             0.1%
                Samyang Corp.                                                        20,901    1,767,896             0.0%
                Samyang Holdings Corp.                                               46,806    5,199,845             0.0%
                Samyang Tongsang Co., Ltd.                                           19,413      936,581             0.0%
#*              Samyoung Chemical Co., Ltd.                                         258,455      385,052             0.0%
#               SAVEZONE I&C Corp.                                                   88,237      403,997             0.0%
#               SBS Media Holdings Co., Ltd.                                        480,804    1,208,056             0.0%
                Seah Besteel Corp.                                                  210,250    5,155,021             0.0%
#               SeAH Holdings Corp.                                                  12,963    1,560,708             0.0%
                SeAH Steel Corp.                                                     47,195    4,025,014             0.0%
                Sebang Co., Ltd.                                                    149,125    2,028,972             0.0%
                Sebang Global Battery Co., Ltd.                                      76,911    2,534,276             0.0%
#               Sejong Industrial Co., Ltd.                                         157,670    1,299,481             0.0%
                Sejoong Co., Ltd.                                                    74,223      275,532             0.0%
                Seohee Construction Co., Ltd.                                     1,238,365    1,425,245             0.0%
                Seoyon Co., Ltd.                                                    108,978      966,918             0.0%
                Sewon Precision Industry Co., Ltd.                                    3,019       50,375             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                           PERCENTAGE
                                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                                  --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#*              SFA Semicon Co, Ltd.                                                 56,493 $    117,509             0.0%
#*              SG Corp.                                                             59,208       60,303             0.0%
#*              SG&G Corp.                                                          346,094    1,184,536             0.0%
                Shinhan Financial Group Co., Ltd.                                 3,333,356  139,172,276             0.8%
#               Shinhan Financial Group Co., Ltd. ADR                             1,502,802   62,757,011             0.4%
#               Shinsegae Information & Communication Co., Ltd.                      13,644      897,485             0.0%
#               Shinsegae, Inc.                                                     107,142   19,255,954             0.1%
#*              Shinsung Tongsang Co., Ltd.                                         992,618    1,028,727             0.0%
#*              Shinwon Corp.                                                        82,700      132,542             0.0%
                Shinyoung Securities Co., Ltd.                                       40,963    1,795,958             0.0%
#*              Signetics Corp.                                                     784,046      936,397             0.0%
#               Silla Co., Ltd.                                                      64,953      833,619             0.0%
#*              SIMMTECH HOLDINGS Co., Ltd.                                           3,959       11,537             0.0%
                SIMPAC, Inc.                                                         57,214      248,117             0.0%
                Sindoh Co., Ltd.                                                     57,089    2,633,948             0.0%
                SJM Co., Ltd.                                                        11,075       61,487             0.0%
#               SK Chemicals Co., Ltd.                                              148,155    8,197,866             0.1%
#               SK Gas, Ltd.                                                         57,310    5,913,178             0.1%
                SK Holdings Co., Ltd.                                                50,712   10,801,753             0.1%
                SK Innovation Co., Ltd.                                             879,496  131,946,353             0.7%
                SK Networks Co., Ltd.                                             1,515,644   10,659,669             0.1%
#*              SK Securities Co., Ltd.                                           2,856,758    3,007,150             0.0%
#               SKC Co., Ltd.                                                       263,544    6,631,094             0.1%
                SL Corp.                                                            232,076    3,690,696             0.0%
#               Ssangyong Cement Industrial Co., Ltd.                               315,218    3,691,979             0.0%
#*              Ssangyong Information & Communication                                84,708      162,610             0.0%
#               Sun Kwang Co., Ltd.                                                  24,990      406,156             0.0%
#               Sunchang Corp.                                                       50,531      475,176             0.0%
#               Sung Kwang Bend Co., Ltd.                                           148,842    1,378,794             0.0%
#               Sungchang Enterprise Holdings, Ltd.                                 326,002      848,448             0.0%
                Sungdo Engineering & Construction Co., Ltd.                          76,750      434,896             0.0%
#*              Sungshin Cement Co., Ltd.                                           288,419    1,766,616             0.0%
                Sungwoo Hitech Co., Ltd.                                            522,187    3,399,714             0.0%
#               Tae Kyung Industrial Co., Ltd.                                      120,772      512,332             0.0%
                Taekwang Industrial Co., Ltd.                                         5,092    3,985,600             0.0%
#*              Taewoong Co., Ltd.                                                   86,885    2,002,534             0.0%
#*              Taeyoung Engineering & Construction Co., Ltd.                       608,502    3,377,468             0.0%
                Tailim Packaging Co., Ltd.                                           26,989       72,887             0.0%
#*              TBH Global Co., Ltd.                                                189,414    1,337,271             0.0%
*               Thinkware Systems Corp.                                              55,627      576,456             0.0%
#*              TK Chemical Corp.                                                   655,365    1,108,577             0.0%
                TK Corp.                                                             97,006      771,976             0.0%
#               Tong Yang Moolsan Co., Ltd.                                         435,710      701,263             0.0%
                Tongyang Life Insurance Co., Ltd.                                   521,662    4,600,729             0.0%
#               Top Engineering Co., Ltd.                                           104,589      668,681             0.0%
#               Tovis Co., Ltd.                                                      98,652      711,257             0.0%
#               TS Corp.                                                             74,315    1,665,070             0.0%
#               Ubiquoss Holdings, Inc.                                              73,750      433,850             0.0%
#*              Ubiquoss, Inc.                                                       23,506      492,678             0.0%
                UIL Co., Ltd.                                                        25,593      269,720             0.0%
                Uju Electronics Co., Ltd.                                            51,754      759,024             0.0%
                Unid Co., Ltd.                                                       69,683    2,936,380             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                              PERCENTAGE
                                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                                  ---------- -------------- ---------------
SOUTH KOREA -- (Continued)
#               Uniquest Corp.                                                        20,797 $      126,980             0.0%
                Visang Education, Inc.                                                25,961        336,419             0.0%
#*              WillBes & Co. (The)                                                  760,995      1,640,299             0.0%
#               Wiscom Co., Ltd.                                                      32,980        128,581             0.0%
#*              Wonik Holdings Co., Ltd.                                             139,712        808,290             0.0%
*               Woongjin Co., Ltd.                                                   243,455        474,226             0.0%
*               Wooree ETI Co., Ltd.                                                   8,436         10,668             0.0%
                Woori Bank                                                         2,388,988     31,326,576             0.2%
                Woori Bank Sponsored ADR                                               7,135        283,402             0.0%
                Wooshin Systems Co., Ltd.                                             33,617        172,488             0.0%
#               WooSung Feed Co., Ltd.                                               226,244        787,081             0.0%
#               Y G-1 Co., Ltd.                                                       85,796        814,093             0.0%
                YESCO Co., Ltd.                                                       32,554      1,053,996             0.0%
#               Yoosung Enterprise Co., Ltd.                                         194,315        773,423             0.0%
#               YooSung T&S Co., Ltd.                                                185,856        779,904             0.0%
                Youlchon Chemical Co., Ltd.                                          148,075      1,730,799             0.0%
#               Young Poong Corp.                                                      3,849      3,191,413             0.0%
                Young Poong Precision Corp.                                          126,084        980,344             0.0%
#               Youngone Corp.                                                        21,524        640,986             0.0%
                Youngone Holdings Co., Ltd.                                            7,986        372,929             0.0%
#*              Yuanta Securities Korea Co., Ltd.                                    476,080      1,416,061             0.0%
                YuHwa Securities Co., Ltd.                                            28,274        376,131             0.0%
#               Zeus Co., Ltd.                                                        46,785        786,897             0.0%
*               Zinus, Inc.                                                              810        277,617             0.0%
                                                                                             -------------- ---------------
TOTAL SOUTH KOREA                                                                             2,946,061,503            16.2%
                                                                                             -------------- ---------------
TAIWAN -- (15.8%)
#               Ability Enterprise Co., Ltd.                                       2,551,330      1,694,642             0.0%
#               AcBel Polytech, Inc.                                                 266,000        206,287             0.0%
#               Acer, Inc.                                                        33,748,109     15,928,753             0.1%
#               ACES Electronic Co., Ltd.                                          1,289,000      1,067,154             0.0%
#               Achem Technology Corp.                                             3,395,318      1,175,813             0.0%
#*              Advanced Connectek, Inc.                                           1,938,000        697,116             0.0%
                Advanced International Multitech Co., Ltd.                           278,000        256,331             0.0%
                Advanced Optoelectronic Technology, Inc.                              47,000         44,660             0.0%
                Advancetek Enterprise Co., Ltd.                                       20,000         13,264             0.0%
#*              AGV Products Corp.                                                 6,395,211      1,595,653             0.0%
#               AimCore Technology Co., Ltd.                                         785,797        688,786             0.0%
#               Alcor Micro Corp.                                                    522,000        375,230             0.0%
#               Allis Electric Co., Ltd.                                           1,250,000        430,580             0.0%
#               Alpha Networks, Inc.                                               4,590,313      3,728,583             0.0%
#               Altek Corp.                                                        3,767,365      3,353,648             0.0%
#               Ambassador Hotel (The)                                             1,217,000        941,962             0.0%
#               AMPOC Far-East Co., Ltd.                                           1,402,000      1,317,167             0.0%
#               AmTRAN Technology Co., Ltd.                                       10,964,956      7,969,756             0.1%
                Apacer Technology, Inc.                                              249,210        324,078             0.0%
#*              APCB, Inc.                                                         2,232,000      2,299,725             0.0%
#               Apex International Co., Ltd.                                         640,000        624,168             0.0%
                Apex Science & Engineering                                           211,536         59,943             0.0%
#               Arcadyan Technology Corp.                                          1,654,675      2,783,693             0.0%
                Ardentec Corp.                                                     5,512,058      4,525,358             0.0%
*               Arima Communications Corp.                                            86,000         13,932             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES      VALUE++   OF NET ASSETS**
                                                                                    ----------- ----------- ---------------
TAIWAN -- (Continued)
#                 Asia Cement Corp.                                                  24,875,589 $24,560,441             0.2%
#*                Asia Optical Co., Inc.                                              3,971,290   7,623,448             0.1%
*                 Asia Pacific Telecom Co., Ltd.                                      4,167,000   1,342,495             0.0%
#                 Asia Plastic Recycling Holding, Ltd.                                1,691,585     829,441             0.0%
#                 Asia Polymer Corp.                                                  5,163,607   3,173,128             0.0%
#                 Asia Vital Components Co., Ltd.                                     4,281,984   3,560,464             0.0%
                  Asustek Computer, Inc.                                              2,207,000  21,682,405             0.1%
#                 AU Optronics Corp.                                                 65,843,812  27,365,152             0.2%
#                 AU Optronics Corp. Sponsored ADR                                    9,323,617  37,667,413             0.2%
                  Audix Corp.                                                         1,396,332   1,942,977             0.0%
#                 Avermedia Technologies                                              2,505,000     859,059             0.0%
#*                Avision, Inc.                                                       1,540,555     365,576             0.0%
#                 AVY Precision Technology, Inc.                                        450,680     729,896             0.0%
#                 Bank of Kaohsiung Co., Ltd.                                         6,299,617   2,024,937             0.0%
#                 BenQ Materials Corp.                                                1,013,000     548,293             0.0%
#                 BES Engineering Corp.                                              20,381,443   4,222,570             0.0%
#*                Biostar Microtech International Corp.                               2,398,055     957,303             0.0%
#                 Bright Led Electronics Corp.                                        1,691,000     943,214             0.0%
#*                C Sun Manufacturing, Ltd.                                           2,107,837   1,357,814             0.0%
#*                Cameo Communications, Inc.                                          2,551,197     775,588             0.0%
#                 Capital Securities Corp.                                           26,851,447   8,887,840             0.1%
                  Career Technology MFG. Co., Ltd.                                    3,167,000   2,128,867             0.0%
#*                Carnival Industrial Corp.                                           4,943,000     858,474             0.0%
#                 Casetek Holdings, Ltd.                                              1,424,000   4,220,619             0.0%
#                 Cathay Chemical Works                                                 812,000     454,764             0.0%
                  Cathay Financial Holding Co., Ltd.                                 32,091,000  51,429,438             0.3%
                  Cathay Real Estate Development Co., Ltd.                            9,847,694   6,611,720             0.1%
#                 Celxpert Energy Corp.                                                 262,000     184,532             0.0%
#                 Central Reinsurance Co., Ltd.                                       1,626,016     773,632             0.0%
#                 ChainQui Construction Development Co., Ltd.                         1,248,173     739,685             0.0%
#*                Champion Building Materials Co., Ltd.                               6,109,828   1,580,536             0.0%
#                 Chang Hwa Commercial Bank, Ltd.                                    89,712,937  51,997,174             0.3%
                  Chang Wah Electromaterials, Inc.                                       46,800     241,789             0.0%
                  Channel Well Technology Co., Ltd.                                     363,000     372,627             0.0%
#                 Charoen Pokphand Enterprise                                         2,528,825   4,761,442             0.0%
                  CHC Healthcare Group                                                   72,000     101,480             0.0%
#                 Cheng Loong Corp.                                                  13,801,659   6,538,050             0.1%
#                 Cheng Uei Precision Industry Co., Ltd.                              6,662,635   9,353,029             0.1%
                  Chenming Mold Industry Corp.                                          148,000     106,245             0.0%
#                 Chia Chang Co., Ltd.                                                1,615,000   1,392,261             0.0%
#                 Chia Hsin Cement Corp.                                              6,869,191   2,454,484             0.0%
#                 Chien Kuo Construction Co., Ltd.                                    4,407,247   1,322,632             0.0%
#                 Chimei Materials Technology Corp.                                   2,619,000   1,317,829             0.0%
                  Chin-Poon Industrial Co., Ltd.                                      1,479,815   3,016,960             0.0%
                  China Airlines, Ltd.                                               47,644,353  14,759,340             0.1%
#                 China Bills Finance Corp.                                             950,000     466,021             0.0%
#                 China Chemical & Pharmaceutical Co., Ltd.                           4,137,264   2,556,573             0.0%
                  China Development Financial Holding Corp.                         148,508,734  40,965,970             0.2%
#*                China Electric Manufacturing Corp.                                  3,962,200   1,016,794             0.0%
#                 China General Plastics Corp.                                        5,372,370   4,742,023             0.0%
                  China Glaze Co., Ltd.                                               1,827,799     732,395             0.0%
                  China Life Insurance Co., Ltd.                                     23,814,959  22,174,351             0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE++   OF NET ASSETS**
                                                                                  ---------- ----------- ---------------
TAIWAN -- (Continued)
#               China Man-Made Fiber Corp.                                        13,030,303 $ 3,416,908             0.0%
#               China Metal Products                                               4,216,969   4,128,082             0.0%
#               China Motor Corp.                                                  6,397,749   5,820,814             0.1%
#*              China Petrochemical Development Corp.                             27,675,397  10,448,596             0.1%
#               China Steel Corp.                                                 70,536,320  56,528,776             0.3%
#               China Steel Structure Co., Ltd.                                    1,435,219   1,005,725             0.0%
#               China Synthetic Rubber Corp.                                       8,631,794   8,731,021             0.1%
#               China Wire & Cable Co., Ltd.                                       1,580,600   1,296,947             0.0%
#               Chinese Maritime Transport, Ltd.                                   1,309,270   1,239,526             0.0%
                Chipbond Technology Corp.                                          5,296,000   7,898,210             0.1%
#               ChipMOS TECHNOLOGIES, Inc.                                         1,181,229   1,040,296             0.0%
                ChipMOS TECHNOLOGIES, Inc. ADR                                        37,146     647,826             0.0%
#               Chong Hong Construction Co., Ltd.                                    121,000     282,125             0.0%
#               Chun YU Works & Co., Ltd.                                          3,273,000   1,506,407             0.0%
#               Chun Yuan Steel                                                    6,542,287   2,613,450             0.0%
#               Chung Hwa Pulp Corp.                                               6,040,353   2,011,420             0.0%
#               Chung-Hsin Electric & Machinery Manufacturing Corp.                5,954,250   3,718,413             0.0%
*               Chunghwa Picture Tubes, Ltd.                                      51,746,412   2,342,704             0.0%
#               Clevo Co.                                                          1,390,000   1,272,733             0.0%
#*              CMC Magnetics Corp.                                               38,369,621   4,788,671             0.0%
#               CoAsia Microelectronics Corp.                                        421,797     220,060             0.0%
#               Coland Holdings, Ltd.                                                 92,000     122,637             0.0%
#               Collins Co., Ltd.                                                  2,011,224     789,616             0.0%
#               Compal Electronics, Inc.                                          72,346,332  48,430,566             0.3%
#               Compeq Manufacturing Co., Ltd.                                    19,439,000  14,302,001             0.1%
#               Concord Securities Co., Ltd.                                       1,769,000     400,749             0.0%
                Continental Holdings Corp.                                         7,049,540   2,547,593             0.0%
#               Coretronic Corp.                                                   6,522,800   9,237,323             0.1%
#               Coxon Precise Industrial Co., Ltd.                                 2,059,000   2,090,995             0.0%
                Creative Sensor, Inc.                                                441,000     350,721             0.0%
#               CSBC Corp. Taiwan                                                  6,395,654   2,978,050             0.0%
                CTBC Financial Holding Co., Ltd.                                  85,342,073  53,293,168             0.3%
                Cyberlink Corp.                                                       19,000      42,187             0.0%
#               CyberTAN Technology, Inc.                                            497,000     324,282             0.0%
#               D-Link Corp.                                                      10,842,552   4,505,448             0.0%
#               DA CIN Construction Co., Ltd.                                      2,461,579   1,578,469             0.0%
                Da-Li Development Co., Ltd.                                           58,575      45,224             0.0%
#*              Danen Technology Corp.                                               816,000     187,293             0.0%
#               Darfon Electronics Corp.                                           4,456,950   3,855,693             0.0%
#               Darwin Precisions Corp.                                            6,140,635   2,807,593             0.0%
#               Delpha Construction Co., Ltd.                                      1,614,016     777,976             0.0%
                Depo Auto Parts Ind Co., Ltd.                                        152,000     438,023             0.0%
                Dimerco Express Corp.                                                 68,000      52,074             0.0%
#*              Dynamic Electronics Co., Ltd.                                      4,422,324   1,333,835             0.0%
#               Dynapack International Technology Corp.                              327,000     438,201             0.0%
                E Ink Holdings, Inc.                                               8,353,000   8,520,440             0.1%
*               E-Ton Solar Tech Co., Ltd.                                         3,546,443   1,073,415             0.0%
#               E.Sun Financial Holding Co., Ltd.                                 82,512,960  49,873,408             0.3%
#               Edimax Technology Co., Ltd.                                        3,102,902   1,090,222             0.0%
#               Edison Opto Corp.                                                  1,362,000     739,269             0.0%
#               Edom Technology Co., Ltd.                                            515,046     271,452             0.0%
                Elite Semiconductor Memory Technology, Inc.                          576,000     797,945             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                               PERCENTAGE
                                                                                      SHARES      VALUE++    OF NET ASSETS**
                                                                                    ----------- ------------ ---------------
TAIWAN -- (Continued)
#                 Elitegroup Computer Systems Co., Ltd.                               5,658,395 $  3,679,895             0.0%
                  Emerging Display Technologies Corp.                                    45,000       15,425             0.0%
                  ENG Electric Co., Ltd.                                              1,392,344      808,600             0.0%
#                 EnTie Commercial Bank Co., Ltd.                                     2,271,232    1,000,830             0.0%
#*                Epistar Corp.                                                      13,589,869   13,496,536             0.1%
                  Eson Precision Ind. Co., Ltd.                                         119,000      182,719             0.0%
                  Eternal Materials Co., Ltd.                                         1,679,292    1,796,879             0.0%
*                 Etron Technology, Inc.                                                643,000      259,933             0.0%
                  Eva Airways Corp.                                                  16,178,548    7,953,787             0.1%
#                 Everest Textile Co., Ltd.                                           3,398,002    1,851,818             0.0%
                  Evergreen International Storage & Transport Corp.                   9,327,000    4,231,318             0.0%
*                 Evergreen Marine Corp. Taiwan, Ltd.                                21,417,607    9,445,015             0.1%
                  Everlight Chemical Industrial Corp.                                   186,950      121,423             0.0%
#                 Everlight Electronics Co., Ltd.                                     1,886,000    2,968,223             0.0%
#                 Excelsior Medical Co., Ltd.                                         1,372,726    2,053,839             0.0%
                  EZconn Corp.                                                           35,000       64,680             0.0%
#                 Far Eastern Department Stores, Ltd.                                 8,795,445    4,649,360             0.0%
                  Far Eastern International Bank                                     29,351,994    9,191,553             0.1%
                  Far Eastern New Century Corp.                                      12,641,528   10,636,549             0.1%
#*                Farglory F T Z Investment Holding Co., Ltd.                         1,258,000      592,304             0.0%
                  Farglory Land Development Co., Ltd.                                 2,615,264    3,544,712             0.0%
#                 Federal Corp.                                                       7,769,160    3,563,577             0.0%
                  Feedback Technology Corp.                                              34,000       65,325             0.0%
#                 Feng Hsin Steel Co., Ltd.                                             209,000      353,060             0.0%
*                 First Copper Technology Co., Ltd.                                   2,939,750      880,176             0.0%
#                 First Financial Holding Co., Ltd.                                 144,043,234   87,846,321             0.5%
#                 First Hotel                                                         1,594,590      906,364             0.0%
#*                First Insurance Co., Ltd. (The)                                     3,940,064    1,742,814             0.0%
#*                First Steamship Co., Ltd.                                           5,797,173    1,509,608             0.0%
#                 FocalTech Systems Co., Ltd.                                           874,000    1,079,397             0.0%
#                 Formosa Advanced Technologies Co., Ltd.                             2,188,000    2,058,381             0.0%
                  Formosa Oilseed Processing Co., Ltd.                                  243,977      400,331             0.0%
                  Formosa Taffeta Co., Ltd.                                           9,476,511    9,891,131             0.1%
#                 Formosan Rubber Group, Inc.                                         7,025,505    3,875,118             0.0%
#                 Formosan Union Chemical                                             3,064,034    2,055,785             0.0%
#                 Fortune Electric Co., Ltd.                                            443,000      254,568             0.0%
#                 Founding Construction & Development Co., Ltd.                       3,466,418    1,815,045             0.0%
                  Foxconn Technology Co., Ltd.                                        8,126,142   24,759,824             0.2%
#                 Foxlink Image Technology Co., Ltd.                                  1,568,000      945,945             0.0%
#*                Froch Enterprise Co., Ltd.                                          2,358,734      869,951             0.0%
#                 FSP Technology, Inc.                                                1,976,292    1,542,033             0.0%
#                 Fubon Financial Holding Co., Ltd.                                  85,935,471  134,525,353             0.8%
#                 Fulgent Sun International Holding Co., Ltd.                            41,922      105,791             0.0%
#                 Fullerton Technology Co., Ltd.                                      1,517,200    1,226,789             0.0%
#                 Fulltech Fiber Glass Corp.                                          5,152,690    2,646,425             0.0%
#                 Fwusow Industry Co., Ltd.                                           2,813,980    1,524,851             0.0%
                  G Shank Enterprise Co., Ltd.                                        2,144,902    1,851,215             0.0%
#                 Gallant Precision Machining Co., Ltd.                                 858,000      698,382             0.0%
                  Gemtek Technology Corp.                                             5,236,962    5,879,066             0.1%
*                 Genesis Photonics, Inc.                                             3,437,810      431,164             0.0%
#*                Genius Electronic Optical Co., Ltd.                                   801,000    9,358,678             0.1%
                  Getac Technology Corp.                                              3,959,065    5,131,138             0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                            PERCENTAGE
                                                                                    SHARES      VALUE++   OF NET ASSETS**
                                                                                  ----------- ----------- ---------------
TAIWAN -- (Continued)
#               Giantplus Technology Co., Ltd.                                      3,199,100 $ 1,777,903             0.0%
#               Gigabyte Technology Co., Ltd.                                       8,609,287  11,391,218             0.1%
#*              Gigastorage Corp.                                                   4,448,600   3,213,826             0.0%
#*              Gintech Energy Corp.                                                8,128,044   4,681,860             0.0%
#*              Global Brands Manufacture, Ltd.                                     4,540,951   1,843,231             0.0%
#               Global Lighting Technologies, Inc.                                    807,000   1,442,966             0.0%
                Global Mixed Mode Technology, Inc.                                     34,000      80,080             0.0%
#               Globe Union Industrial Corp.                                        3,368,625   1,950,813             0.0%
                Gloria Material Technology Corp.                                    6,874,116   4,472,165             0.0%
#*              Gold Circuit Electronics, Ltd.                                      7,433,965   2,729,683             0.0%
#               Goldsun Building Materials Co., Ltd.                               19,649,261   5,356,277             0.1%
#               Good Will Instrument Co., Ltd.                                        552,746     384,719             0.0%
                Grand Ocean Retail Group, Ltd.                                        244,000     190,032             0.0%
                Grand Pacific Petrochemical                                        14,804,000   9,681,078             0.1%
#               Great China Metal Industry                                            902,000     779,279             0.0%
                Great Wall Enterprise Co., Ltd.                                     6,865,597   6,635,304             0.1%
#*              Green Energy Technology, Inc.                                       3,762,880   1,955,076             0.0%
#*              GTM Holdings Corp.                                                  1,918,000   1,111,712             0.0%
#               Hannstar Board Corp.                                                4,712,635   2,692,222             0.0%
#*              HannStar Display Corp.                                             40,927,435  10,996,357             0.1%
*               HannsTouch Solution, Inc.                                           2,284,481     812,101             0.0%
#*              Harvatek Corp.                                                      2,874,553     966,709             0.0%
#               Hey Song Corp.                                                      2,920,500   3,213,609             0.0%
#               Hiroca Holdings, Ltd.                                                 390,000   1,264,649             0.0%
*               HiTi Digital, Inc.                                                    127,000      46,942             0.0%
#               Hitron Technology, Inc.                                             1,925,885   1,421,986             0.0%
#*              Ho Tung Chemical Corp.                                             11,315,474   3,381,750             0.0%
#               Hocheng Corp.                                                       4,312,300   1,307,425             0.0%
                Hold-Key Electric Wire & Cable Co., Ltd.                              118,124      32,098             0.0%
#               Holy Stone Enterprise Co., Ltd.                                     3,202,650   4,413,452             0.0%
                Hon Hai Precision Industry Co., Ltd.                               26,120,240  85,495,761             0.5%
#               Hong Pu Real Estate Development Co., Ltd.                           3,669,655   2,979,032             0.0%
#               Hong TAI Electric Industrial                                        3,336,000   1,038,568             0.0%
                Hong YI Fiber Industry Co.                                            225,000     167,335             0.0%
#*              Horizon Securities Co., Ltd.                                        5,860,000   1,338,139             0.0%
#               Hsin Kuang Steel Co., Ltd.                                          3,124,124   2,358,242             0.0%
#               Hsing TA Cement Co.                                                 1,864,782     630,394             0.0%
#*              HTC Corp.                                                           6,559,000  15,738,583             0.1%
#*              HUA ENG Wire & Cable Co., Ltd.                                      6,639,035   1,860,636             0.0%
                Hua Nan Financial Holdings Co., Ltd.                               59,307,965  33,210,430             0.2%
#               Huaku Development Co., Ltd.                                         1,394,000   3,196,879             0.0%
#               Huang Hsiang Construction Corp.                                       769,000   1,117,933             0.0%
#               Hung Ching Development & Construction Co., Ltd.                     1,906,468   1,334,624             0.0%
#               Hung Sheng Construction, Ltd.                                       6,339,892   4,053,629             0.0%
#               Huxen Corp.                                                           275,281     386,064             0.0%
*               Hwacom Systems, Inc.                                                  333,000     135,633             0.0%
#*              I-Chiun Precision Industry Co., Ltd.                                2,708,000     824,506             0.0%
#*              Ichia Technologies, Inc.                                            1,793,260   1,231,701             0.0%
                Ideal Bike Corp.                                                       80,271      29,789             0.0%
#               Infortrend Technology, Inc.                                         1,042,000     576,310             0.0%
#               Innolux Corp.                                                     150,377,544  70,187,402             0.4%
                Inpaq Technology Co., Ltd.                                            315,000     208,414             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE++   OF NET ASSETS**
                                                                                  ---------- ----------- ---------------
TAIWAN -- (Continued)
#               Inventec Corp.                                                    29,557,277 $21,978,751             0.1%
#               ITE Technology, Inc.                                               1,861,479   2,175,909             0.0%
#               Jarllytec Co., Ltd.                                                  341,000     613,756             0.0%
                Jentech Precision Industrial Co., Ltd.                                72,000     166,946             0.0%
                Jess-Link Products Co., Ltd.                                       1,183,000   1,192,658             0.0%
                Jih Sun Financial Holdings Co., Ltd.                               7,783,814   1,839,663             0.0%
#               Jinli Group Holdings, Ltd.                                           799,200     992,486             0.0%
#               K Laser Technology, Inc.                                           1,672,601     881,209             0.0%
#               Kang Na Hsiung Enterprise Co., Ltd.                                1,687,078     612,566             0.0%
#               Kaulin Manufacturing Co., Ltd.                                     2,481,656   1,480,639             0.0%
#               KEE TAI Properties Co., Ltd.                                       1,968,000     723,518             0.0%
#               Kenmec Mechanical Engineering Co., Ltd.                            1,915,000     641,113             0.0%
#               Kindom Construction Corp.                                          5,392,000   3,400,504             0.0%
#               King Yuan Electronics Co., Ltd.                                   15,312,805  13,823,314             0.1%
#               King's Town Bank Co., Ltd.                                        11,404,012  10,956,422             0.1%
*               King's Town Construction Co., Ltd.                                   169,380     134,200             0.0%
#*              Kinko Optical Co., Ltd.                                            1,853,000   2,138,690             0.0%
#               Kinpo Electronics                                                 19,633,375   7,346,345             0.1%
#               Kinsus Interconnect Technology Corp.                               1,580,000   4,106,885             0.0%
#               KS Terminals, Inc.                                                   747,880   1,149,793             0.0%
#*              Kung Sing Engineering Corp.                                        3,301,000   1,416,639             0.0%
#               Kuo Toong International Co., Ltd.                                  1,048,160     708,159             0.0%
#               Kuoyang Construction Co., Ltd.                                     7,213,840   3,298,031             0.0%
#               Kwong Fong Industries Corp.                                        1,870,611   1,735,574             0.0%
#               KYE Systems Corp.                                                  4,319,909   1,305,841             0.0%
#               L&K Engineering Co., Ltd.                                          2,064,000   2,359,460             0.0%
#               LAN FA Textile                                                     3,125,713     809,997             0.0%
                LCY Chemical Corp.                                                 1,219,000   1,752,206             0.0%
#               Leader Electronics, Inc.                                           1,966,056     690,458             0.0%
#               Lealea Enterprise Co., Ltd.                                       11,888,941   3,285,769             0.0%
#               Ledtech Electronics Corp.                                            660,000     309,580             0.0%
#               LEE CHI Enterprises Co., Ltd.                                      3,304,900   1,188,164             0.0%
                Lelon Electronics Corp.                                               94,620     130,303             0.0%
#               Leofoo Development Co., Ltd.                                       4,911,908   1,332,779             0.0%
*               LES Enphants Co., Ltd.                                               877,000     319,770             0.0%
#               Lextar Electronics Corp.                                           5,656,000   3,907,577             0.0%
#*              Li Peng Enterprise Co., Ltd.                                       9,168,381   2,447,698             0.0%
#               Lien Hwa Industrial Corp.                                          8,495,147   7,700,724             0.1%
#               Lingsen Precision Industries, Ltd.                                 6,447,480   3,052,849             0.0%
#               Lite-On Semiconductor Corp.                                        3,397,729   3,348,214             0.0%
                Lite-On Technology Corp.                                          29,285,738  51,084,667             0.3%
                Long Bon International Co., Ltd.                                     221,000     121,212             0.0%
#               Long Chen Paper Co., Ltd.                                         10,448,235   9,410,795             0.1%
#               Longwell Co.                                                       1,556,000   1,652,613             0.0%
#               Lotes Co., Ltd.                                                      749,000   2,890,075             0.0%
#               Lucky Cement Corp.                                                 3,294,000   1,051,835             0.0%
#               LuxNet Corp.                                                         382,000     436,057             0.0%
*               Macronix International                                            50,810,913  22,633,922             0.1%
#               Marketech International Corp.                                      1,965,000   2,677,012             0.0%
#               Masterlink Securities Corp.                                       17,813,489   4,982,128             0.0%
#*              Mayer Steel Pipe Corp.                                             2,379,456   1,055,846             0.0%
#               Maywufa Co., Ltd.                                                    252,070     117,369             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                               PERCENTAGE
                                                                                      SHARES      VALUE++    OF NET ASSETS**
                                                                                    ----------- ------------ ---------------
TAIWAN -- (Continued)
#                 MediaTek, Inc.                                                      1,577,000 $ 11,335,658             0.1%
#                 Mega Financial Holding Co., Ltd.                                  127,434,796  102,304,284             0.6%
#                 Meiloon Industrial Co.                                              1,319,084      925,955             0.0%
                  Mercuries & Associates Holding, Ltd.                                2,473,333    1,975,513             0.0%
#*                Mercuries Life Insurance Co., Ltd.                                  6,106,445    3,127,011             0.0%
                  MIN AIK Technology Co., Ltd.                                        1,227,000    1,261,349             0.0%
#                 Mitac Holdings Corp.                                                9,144,754    9,643,364             0.1%
*                 Mosel Vitelic, Inc.                                                 1,531,506      200,537             0.0%
#*                Motech Industries, Inc.                                             6,050,000    5,341,022             0.1%
                  Nan Ren Lake Leisure Amusement Co., Ltd.                            1,652,000      440,575             0.0%
#                 Nan Ya Printed Circuit Board Corp.                                  3,428,000    3,003,384             0.0%
#                 Nantex Industry Co., Ltd.                                           1,703,134    1,317,911             0.0%
#*                Neo Solar Power Corp.                                               5,692,056    2,649,586             0.0%
                  New Asia Construction & Development Corp.                           1,810,304      430,481             0.0%
                  New Era Electronics Co., Ltd.                                         203,000      151,597             0.0%
#*                Newmax Technology Co., Ltd.                                           131,000      201,165             0.0%
                  Nien Hsing Textile Co., Ltd.                                        4,407,721    3,898,461             0.0%
#                 Nishoku Technology, Inc.                                              318,000      864,579             0.0%
*                 O-TA Precision Industry Co., Ltd.                                      24,000        9,692             0.0%
*                 Ocean Plastics Co., Ltd.                                              194,000      158,215             0.0%
*                 Optimax Technology Corp.                                              499,597       69,159             0.0%
                  OptoTech Corp.                                                      8,601,000    5,060,421             0.0%
*                 Orient Semiconductor Electronics, Ltd.                              1,414,000      460,235             0.0%
                  Oriental Union Chemical Corp.                                         181,000      134,892             0.0%
#                 Pacific Construction Co.                                            2,487,452      907,837             0.0%
                  Pan Jit International, Inc.                                         5,163,837    2,949,189             0.0%
#                 Pan-International Industrial Corp.                                  5,339,444    4,975,988             0.0%
#                 Paragon Technologies Co., Ltd.                                        952,191      652,130             0.0%
#                 Pegatron Corp.                                                     25,738,998   75,803,396             0.4%
#*                Phihong Technology Co., Ltd.                                        3,918,882    1,880,402             0.0%
#                 Portwell, Inc.                                                        939,000    1,206,290             0.0%
                  Pou Chen Corp.                                                     14,189,550   19,866,162             0.1%
                  Powertech Industrial Co., Ltd.                                        124,000       82,697             0.0%
#                 President Securities Corp.                                         12,999,351    5,791,586             0.1%
*                 Prime Electronics & Satellitics, Inc.                                 406,000      126,134             0.0%
                  Prince Housing & Development Corp.                                  5,503,018    2,179,618             0.0%
#                 Promise Technology, Inc.                                              790,000      366,498             0.0%
#                 Qisda Corp.                                                        29,421,171   18,719,421             0.1%
                  Qualipoly Chemical Corp.                                              179,756      201,942             0.0%
#                 Quanta Storage, Inc.                                                2,472,000    3,101,844             0.0%
#*                Quintain Steel Co., Ltd.                                            4,769,684    1,508,267             0.0%
#                 Radiant Opto-Electronics Corp.                                      4,281,000    8,924,120             0.1%
#*                Radium Life Tech Co., Ltd.                                          9,154,124    4,307,235             0.0%
                  Ralec Electronic Corp.                                                556,087    1,101,620             0.0%
#                 Rich Development Co., Ltd.                                          7,077,054    2,177,708             0.0%
#*                Ritek Corp.                                                        25,406,669    4,308,633             0.0%
#*                Rotam Global Agrosciences, Ltd.                                       352,693      384,012             0.0%
*                 Ruentex Development Co., Ltd.                                       1,537,000    1,875,604             0.0%
                  Sampo Corp.                                                         7,078,925    4,341,325             0.0%
                  San Far Property, Ltd.                                                 71,000       27,851             0.0%
#                 Sanyang Motor Co., Ltd.                                             2,020,624    1,436,608             0.0%
#                 SDI Corp.                                                             454,000      741,073             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE++   OF NET ASSETS**
                                                                                   ----------- ----------- ---------------
TAIWAN -- (Continued)
#                Sesoda Corp.                                                        1,580,346 $ 1,512,491             0.0%
                 Shan-Loong Transportation Co., Ltd.                                    66,000      74,367             0.0%
                 Sheng Yu Steel Co., Ltd.                                            1,935,000   2,176,892             0.0%
#                ShenMao Technology, Inc.                                            1,143,000   1,181,981             0.0%
#                Shih Her Technologies, Inc.                                           411,000     405,562             0.0%
*                Shih Wei Navigation Co., Ltd.                                       3,061,288   1,013,643             0.0%
#                Shihlin Electric & Engineering Corp.                                4,487,000   6,016,266             0.1%
#*               Shin Kong Financial Holding Co., Ltd.                             135,466,430  36,102,821             0.2%
#                Shin Zu Shing Co., Ltd.                                               995,000   2,757,556             0.0%
*                Shining Building Business Co., Ltd.                                   245,900      86,381             0.0%
#                Shinkong Insurance Co., Ltd.                                        3,577,412   3,009,182             0.0%
#                Shinkong Synthetic Fibers Corp.                                    23,849,754   7,157,004             0.1%
#*               Shuttle, Inc.                                                       4,367,015   1,224,942             0.0%
                 Sigurd Microelectronics Corp.                                       6,398,047   5,679,517             0.1%
#*               Silicon Integrated Systems Corp.                                    4,978,808   1,109,157             0.0%
#                Silitech Technology Corp.                                             824,803     432,001             0.0%
                 Simplo Technology Co., Ltd.                                           317,000   1,060,335             0.0%
                 Sincere Navigation Corp.                                            5,160,740   3,584,906             0.0%
                 Sinher Technology, Inc.                                                74,000     132,159             0.0%
#                Sino-American Silicon Products, Inc.                                8,372,000  12,144,995             0.1%
#                Sinon Corp.                                                         5,951,877   3,096,075             0.0%
#                SinoPac Financial Holdings Co., Ltd.                              129,139,250  39,458,129             0.2%
#                Sirtec International Co., Ltd.                                        154,000     235,331             0.0%
#                Siward Crystal Technology Co., Ltd.                                 2,519,875   1,744,476             0.0%
                 Soft-World International Corp.                                         39,000      89,038             0.0%
*                Solar Applied Materials Technology Co.                              2,077,000     774,959             0.0%
#*               Solartech Energy Corp.                                              4,226,165   1,799,953             0.0%
*                Solytech Enterprise Corp.                                              53,000       8,722             0.0%
#                Southeast Cement Co., Ltd.                                          3,220,700   1,728,140             0.0%
#                Spirox Corp.                                                          505,563     265,522             0.0%
#                Stark Technology, Inc.                                              1,835,200   1,890,955             0.0%
*                Sunko INK Co., Ltd.                                                    52,000      26,708             0.0%
#                Sunonwealth Electric Machine Industry Co., Ltd.                       440,421     479,997             0.0%
#                Sunplus Technology Co., Ltd.                                        8,499,620   3,390,665             0.0%
                 Sunrex Technology Corp.                                             1,682,273   1,055,505             0.0%
#                Sunspring Metal Corp.                                                 468,000     697,702             0.0%
#                Supreme Electronics Co., Ltd.                                       4,556,441   3,600,482             0.0%
#                Sweeten Real Estate Development Co., Ltd.                           1,335,143     624,232             0.0%
                 Syncmold Enterprise Corp.                                              68,000     150,735             0.0%
                 Synnex Technology International Corp.                               4,477,550   4,851,626             0.0%
                 Sysage Technology Co., Ltd.                                           101,797      99,307             0.0%
                 Systex Corp.                                                        1,007,801   2,023,874             0.0%
#                T-Mac Techvest PCB Co., Ltd.                                        1,603,000     692,739             0.0%
                 T3EX Global Holdings Corp.                                            235,499     168,459             0.0%
#                TA Chen Stainless Pipe                                              9,012,228   4,951,506             0.0%
                 Ta Chong Securities Co., Ltd.                                         212,000      77,271             0.0%
#*               Ta Ya Electric Wire & Cable                                         6,888,329   1,425,107             0.0%
#                TA-I Technology Co., Ltd.                                           1,442,170   1,079,109             0.0%
#                Tah Hsin Industrial Corp.                                           1,477,900   1,263,054             0.0%
                 TAI Roun Products Co., Ltd.                                            63,000      22,965             0.0%
                 Tai-Saw Technology Co., Ltd.                                           37,000      26,229             0.0%
#                Taichung Commercial Bank Co., Ltd.                                 33,735,157  10,953,616             0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES      VALUE++   OF NET ASSETS**
                                                                                    ----------- ----------- ---------------
TAIWAN -- (Continued)
                  Taiflex Scientific Co., Ltd.                                          452,960 $   556,428             0.0%
#                 Tainan Enterprises Co., Ltd.                                        1,047,183     924,537             0.0%
#                 Tainan Spinning Co., Ltd.                                          18,176,485   8,377,297             0.1%
#                 Tainergy Tech Co., Ltd.                                             2,022,000     860,766             0.0%
#                 Taishin Financial Holding Co., Ltd.                               134,129,480  55,304,522             0.3%
#*                Taisun Enterprise Co., Ltd.                                         1,776,410     876,961             0.0%
#*                Taita Chemical Co., Ltd.                                            2,217,864     703,256             0.0%
#                 Taiwan Business Bank                                               59,157,335  16,347,100             0.1%
#                 Taiwan Cement Corp.                                                49,239,440  57,271,254             0.3%
                  Taiwan Chinsan Electronic Industrial Co., Ltd.                         31,000      56,504             0.0%
#                 Taiwan Cogeneration Corp.                                           2,535,333   1,941,091             0.0%
                  Taiwan Cooperative Financial Holding Co., Ltd.                    111,878,904  56,910,638             0.3%
                  Taiwan Fertilizer Co., Ltd.                                         4,830,000   6,529,441             0.1%
                  Taiwan Fire & Marine Insurance Co., Ltd.                            1,235,000     775,290             0.0%
#                 Taiwan FU Hsing Industrial Co., Ltd.                                  562,000     788,214             0.0%
#*                Taiwan Glass Industry Corp.                                        11,843,982   6,048,093             0.1%
                  Taiwan Hon Chuan Enterprise Co., Ltd.                                 245,932     509,079             0.0%
#                 Taiwan Hopax Chemicals Manufacturing Co., Ltd.                      1,676,000     983,027             0.0%
#                 Taiwan Land Development Corp.                                      10,104,322   3,782,907             0.0%
                  Taiwan Line Tek Electronic                                             82,771      60,772             0.0%
#                 Taiwan Mask Corp.                                                   3,154,250   1,734,767             0.0%
                  Taiwan Navigation Co., Ltd.                                         1,566,000     655,991             0.0%
#                 Taiwan PCB Techvest Co., Ltd.                                       3,774,946   4,036,530             0.0%
#*                Taiwan Prosperity Chemical Corp.                                      903,000     661,919             0.0%
#*                Taiwan Pulp & Paper Corp.                                           6,255,660   2,694,975             0.0%
#                 Taiwan Sakura Corp.                                                   293,177     340,694             0.0%
                  Taiwan Semiconductor Co., Ltd.                                        129,000     170,051             0.0%
                  Taiwan Styrene Monomer                                              3,118,647   2,390,808             0.0%
#                 Taiwan Surface Mounting Technology Corp.                            3,032,991   2,691,661             0.0%
#                 Taiwan TEA Corp.                                                    8,595,092   4,656,751             0.0%
#                 Taiwan Union Technology Corp.                                       2,448,000   4,400,965             0.0%
#                 Taiyen Biotech Co., Ltd.                                            2,000,217   2,023,919             0.0%
#*                Tatung Co., Ltd.                                                   28,642,342  10,468,662             0.1%
                  Te Chang Construction Co., Ltd.                                        94,424      69,185             0.0%
                  Teco Electric and Machinery Co., Ltd.                              28,092,725  27,821,182             0.2%
#                 Test Rite International Co., Ltd.                                   1,027,266     677,582             0.0%
*                 Tex-Ray Industrial Co., Ltd.                                          444,000     151,450             0.0%
#                 Thinking Electronic Industrial Co., Ltd.                              549,000   1,187,867             0.0%
                  Ton Yi Industrial Corp.                                             2,918,600   1,411,913             0.0%
#                 Tong-Tai Machine & Tool Co., Ltd.                                   3,466,447   2,470,478             0.0%
                  Topco Scientific Co., Ltd.                                            257,999     844,056             0.0%
#                 Topoint Technology Co., Ltd.                                        2,365,288   2,095,566             0.0%
#*                TPK Holding Co., Ltd.                                               2,613,000   9,335,087             0.1%
                  Tripod Technology Corp.                                             2,937,000   8,300,243             0.1%
                  Tsann Kuen Enterprise Co., Ltd.                                       134,000     132,368             0.0%
                  Tung Ho Steel Enterprise Corp.                                     12,857,274  10,375,013             0.1%
                  TXC Corp.                                                             806,000   1,187,983             0.0%
#                 TYC Brother Industrial Co., Ltd.                                      517,723     533,310             0.0%
*                 Tycoons Group Enterprise                                            7,484,938   1,318,315             0.0%
#                 Tyntek Corp.                                                        2,845,097   1,324,572             0.0%
                  U-Ming Marine Transport Corp.                                         878,000     887,966             0.0%
                  UDE Corp.                                                              51,000      66,941             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                            PERCENTAGE
                                                                                    SHARES      VALUE++   OF NET ASSETS**
                                                                                  ----------- ----------- ---------------
TAIWAN -- (Continued)
#               Unimicron Technology Corp.                                         23,602,363 $14,533,896             0.1%
#               Union Bank Of Taiwan                                               13,025,837   3,932,405             0.0%
#               Unitech Computer Co., Ltd.                                          1,632,739     982,501             0.0%
#               Unitech Printed Circuit Board Corp.                                 7,735,281   2,911,365             0.0%
#               United Microelectronics Corp.                                     214,984,681  85,938,229             0.5%
#               Unity Opto Technology Co., Ltd.                                     2,072,000     895,777             0.0%
                Univacco Technology, Inc.                                              46,000      31,712             0.0%
#               Universal Cement Corp.                                              5,829,693   5,036,708             0.0%
#*              Unizyx Holding Corp.                                                4,265,000   2,239,092             0.0%
#               UPC Technology Corp.                                               11,852,746   5,082,390             0.0%
#               USI Corp.                                                           7,217,691   3,621,249             0.0%
#               Usun Technology Co., Ltd.                                             217,000     390,064             0.0%
#               Ve Wong Corp.                                                       1,616,806   1,277,814             0.0%
#               Victory New Materials, Ltd. Co.                                       357,000     591,578             0.0%
                Viking Tech Corp.                                                      64,000      42,730             0.0%
#*              Wafer Works Corp.                                                   5,977,092   3,740,815             0.0%
                Wah Hong Industrial Corp.                                             395,516     258,940             0.0%
                Wah Lee Industrial Corp.                                            2,043,000   3,357,017             0.0%
#               Walsin Lihwa Corp.                                                 43,780,412  19,623,364             0.1%
#               Walsin Technology Corp.                                             7,536,267  14,411,621             0.1%
#               Walton Advanced Engineering, Inc.                                   4,670,853   2,217,894             0.0%
                Wan Hai Lines, Ltd.                                                 7,469,000   4,137,730             0.0%
#               Waterland Financial Holdings Co., Ltd.                             33,341,601  10,222,132             0.1%
                Wei Mon Industry Co., Ltd.                                          3,885,691      21,740             0.0%
#               Weikeng Industrial Co., Ltd.                                        2,145,072   1,229,633             0.0%
#               Well Shin Technology Co., Ltd.                                      1,009,080   1,761,650             0.0%
#*              Wha Yu Industrial Co., Ltd.                                           302,000     206,431             0.0%
#               Winbond Electronics Corp.                                          51,513,885  29,080,236             0.2%
                Winstek Semiconductor Co., Ltd.                                        31,000      26,173             0.0%
                Wintek Corp.                                                       20,783,484     236,347             0.0%
#               Wisdom Marine Lines Co., Ltd.                                       2,305,284   2,483,549             0.0%
#               Wistron Corp.                                                      42,011,650  39,662,958             0.2%
                WPG Holdings, Ltd.                                                  5,619,092   7,123,025             0.1%
                WT Microelectronics Co., Ltd.                                       6,744,751   9,676,245             0.1%
#               WUS Printed Circuit Co., Ltd.                                       4,106,928   2,488,397             0.0%
#               XinTec, Inc.                                                          457,000     683,972             0.0%
#               Yageo Corp.                                                         5,458,590  19,266,547             0.1%
*               Yang Ming Marine Transport Corp.                                   18,804,676   3,833,110             0.0%
#               YC Co., Ltd.                                                        5,461,978   2,397,552             0.0%
#               YC INOX Co., Ltd.                                                   4,764,833   3,887,013             0.0%
                Yea Shin International Development Co., Ltd.                          286,830     131,167             0.0%
#               Yeong Guan Energy Technology Group Co., Ltd.                          603,000   1,826,530             0.0%
#               YFY, Inc.                                                          20,003,847   7,089,657             0.1%
#               Yi Jinn Industrial Co., Ltd.                                        2,878,142     987,199             0.0%
#*              Yieh Phui Enterprise Co., Ltd.                                     17,825,384   7,289,638             0.1%
#*              Young Fast Optoelectronics Co., Ltd.                                1,696,000     685,040             0.0%
                Young Optics, Inc.                                                     98,000     125,394             0.0%
#               Youngtek Electronics Corp.                                            890,047   1,329,316             0.0%
                Yuanta Financial Holding Co., Ltd.                                130,029,918  55,596,631             0.3%
#               Yulon Motor Co., Ltd.                                              12,352,572  11,175,342             0.1%
#               Yung Chi Paint & Varnish Manufacturing Co., Ltd.                      230,687     627,007             0.0%
#               Zenitron Corp.                                                      3,054,000   1,872,454             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                               PERCENTAGE
                                                                                    SHARES       VALUE++     OF NET ASSETS**
                                                                                  ----------- -------------- ---------------
TAIWAN -- (Continued)
                Zhen Ding Technology Holding, Ltd.                                  2,434,000 $    5,691,539             0.1%
#               Zig Sheng Industrial Co., Ltd.                                      6,866,352      2,116,022             0.0%
#               Zinwell Corp.                                                         451,000        481,594             0.0%
#               ZongTai Real Estate Development Co., Ltd.                             708,844        474,184             0.0%
                                                                                              -------------- ---------------
TOTAL TAIWAN                                                                                   2,933,687,114            16.2%
                                                                                              -------------- ---------------
THAILAND -- (2.9%)
                AAPICO Hitech PCL(B013KZ2)                                             63,300         28,914             0.0%
                AAPICO Hitech PCL(B013L48)                                            681,760        311,414             0.0%
                AJ Plast PCL                                                        1,441,800        596,061             0.0%
                Amata Corp. PCL                                                     2,978,590      1,481,114             0.0%
                AP Thailand PCL                                                    21,096,030      4,848,611             0.0%
                Asia Aviation PCL                                                   3,190,000        571,784             0.0%
                Asia Plus Group Holdings PCL                                        5,164,800        522,602             0.0%
                Bangchak Corp. PCL                                                  8,628,100      7,982,053             0.1%
                Bangkok Airways PCL                                                 1,154,700        677,664             0.0%
                Bangkok Bank PCL                                                    1,838,300      9,539,603             0.1%
                Bangkok Insurance PCL                                                 212,828      2,171,965             0.0%
                Bangkok Land PCL                                                  127,751,296      6,906,474             0.1%
                Bangkok Ranch PCL                                                     203,100         37,285             0.0%
                Banpu PCL                                                          19,467,950     10,806,147             0.1%
                Cal-Comp Electronics Thailand PCL Class F                          31,673,514      2,600,543             0.0%
                Charoen Pokphand Foods PCL                                         17,180,500     13,286,452             0.1%
                Charoong Thai Wire & Cable PCL Class F                              1,255,800        377,575             0.0%
                Eastern Water Resources Development and Management PCL Class F      1,351,100        457,007             0.0%
*               G J Steel PCL                                                      27,256,975        252,161             0.0%
                Golden Land Property Development PCL                                  269,000         54,827             0.0%
                Hana Microelectronics PCL                                           4,034,100      4,956,613             0.0%
                ICC International PCL                                               2,663,700      2,887,793             0.0%
                IRPC PCL                                                          105,496,300     17,079,482             0.1%
                Jasmine International PCL                                           2,160,700        537,208             0.0%
                Kang Yong Electric PCL                                                  8,200        128,488             0.0%
                Kasikornbank PCL                                                      642,000      3,433,651             0.0%
                KGI Securities Thailand PCL                                        10,808,900      1,187,448             0.0%
                Khon Kaen Sugar Industry PCL                                        5,763,954        899,837             0.0%
                Kiatnakin Bank PCL                                                  3,579,800      7,063,352             0.1%
                Krung Thai Bank PCL                                                54,151,600     30,997,447             0.2%
                Laguna Resorts & Hotels PCL                                         1,022,500        812,916             0.0%
                Lanna Resources PCL                                                   846,100        313,099             0.0%
                LH Financial Group PCL                                              9,007,546        458,320             0.0%
                LPN Development PCL                                                 1,795,500        607,324             0.0%
                MBK PCL                                                               194,900         84,519             0.0%
*               MCOT PCL                                                            1,028,300        398,358             0.0%
                Millcon Steel PCL                                                   2,482,900        117,721             0.0%
                MK Real Estate Development PCL                                      2,855,400        338,454             0.0%
                Nation Multimedia Group PCL                                         2,644,800         72,638             0.0%
*               Polyplex Thailand PCL                                               3,516,725      1,494,532             0.0%
*               Precious Shipping PCL                                               7,910,150      2,161,056             0.0%
                Property Perfect PCL                                               36,884,900        981,038             0.0%
                Pruksa Holding PCL                                                     60,000         39,029             0.0%
                PTT Exploration & Production PCL                                   20,787,100     58,443,061             0.3%
                PTT Global Chemical PCL                                            16,210,841     35,149,265             0.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                             PERCENTAGE
                                                                                    SHARES      VALUE++    OF NET ASSETS**
                                                                                  ----------- ------------ ---------------
THAILAND -- (Continued)
                PTT PCL                                                            18,654,500 $209,788,971             1.2%
                Quality Houses PCL                                                 28,488,597    2,108,436             0.0%
*               Regional Container Lines PCL                                        5,520,300    1,037,350             0.0%
                Rojana Industrial Park PCL                                          2,622,473      451,105             0.0%
                Saha Pathana Inter-Holding PCL                                      2,801,300    3,360,912             0.0%
                Saha Pathanapibul PCL                                               1,594,833    2,201,598             0.0%
                Saha-Union PCL                                                      2,685,500    3,066,703             0.0%
*               Sahaviriya Steel Industries PCL                                    90,527,440       24,601             0.0%
                Sansiri PCL                                                       101,824,666    6,181,896             0.0%
                SC Asset Corp PCL                                                  33,223,653    3,380,956             0.0%
                Siam Future Development PCL                                         6,903,546    1,237,409             0.0%
                Siamgas & Petrochemicals PCL                                        6,682,400    2,472,816             0.0%
                Somboon Advance Technology PCL                                      3,269,800    1,503,030             0.0%
                Sri Ayudhya Capital PCL                                                85,100       79,958             0.0%
                Sri Trang Agro-Industry PCL                                         6,352,700    3,305,828             0.0%
                Srithai Superware PCL                                              19,628,100    1,168,947             0.0%
                Star Petroleum Refining PCL                                            32,400       12,364             0.0%
                STP & I PCL                                                           892,700      250,338             0.0%
*               Tata Steel Thailand PCL                                            48,610,300    1,363,168             0.0%
*               Thai Airways International PCL                                     12,615,111    6,236,438             0.1%
                Thai Oil PCL                                                        8,361,100   18,854,172             0.1%
                Thai Rayon PCL                                                         58,700       80,184             0.0%
                Thai Stanley Electric PCL                                              43,100      255,435             0.0%
                Thai Stanley Electric PCL Class F                                     174,600    1,034,779             0.0%
                Thai Wacoal PCL                                                        85,000      113,038             0.0%
                Thaicom PCL                                                         2,607,400    1,371,919             0.0%
                Thanachart Capital PCL                                              7,913,000   10,809,172             0.1%
                Thitikorn PCL                                                       1,429,500      446,331             0.0%
                Thoresen Thai Agencies PCL                                          9,334,478    2,469,224             0.0%
                Tisco Financial Group PCL                                           1,455,200    3,207,835             0.0%
                TMB Bank PCL                                                       43,676,800    2,878,956             0.0%
                TPI Polene PCL                                                     66,626,840    4,507,280             0.0%
                Univentures PCL                                                        96,200       19,329             0.0%
                Vinythai PCL                                                        6,229,617    3,692,025             0.0%
                                                                                              ------------ ---------------
TOTAL THAILAND                                                                                 533,125,408             2.9%
                                                                                              ------------ ---------------
TURKEY -- (1.3%)
                Adana Cimento Sanayii TAS Class A                                     484,964      951,597             0.0%
                Akbank TAS                                                         11,761,150   31,479,413             0.2%
#*              Akenerji Elektrik Uretim A.S.                                       3,818,763      967,538             0.0%
#               Alarko Holding A.S.                                                 1,215,219    1,945,953             0.0%
#               Albaraka Turk Katilim Bankasi A.S.                                  3,428,318    1,196,382             0.0%
                Anadolu Anonim Turk Sigorta Sirketi                                 4,147,632    2,920,586             0.0%
#*              Anadolu Cam Sanayii A.S.                                            3,460,015    3,523,595             0.0%
#*              Bagfas Bandirma Gubre Fabrikalari A.S.                                152,054      460,481             0.0%
                Baticim Bati Anadolu Cimento Sanayii A.S.                             470,159      872,499             0.0%
                Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                        881,837    2,467,729             0.0%
*               Boyner Perakende Ve Tekstil Yatirimlari A.S.                           32,411      436,375             0.0%
#*              Dogan Sirketler Grubu Holding A.S.                                 16,723,595    3,481,410             0.0%
#               Eczacibasi Yatirim Holding Ortakligi A.S.                             402,709    1,170,813             0.0%
                EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve
                  Ticaret A.S.                                                      1,908,942    2,278,541             0.0%
                Enka Insaat ve Sanayi A.S.                                                  1            1             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                                 PERCENTAGE
                                                                                      SHARES       VALUE++     OF NET ASSETS**
                                                                                    ---------- --------------- ---------------
TURKEY -- (Continued)
#                 Global Yatirim Holding A.S.                                        2,120,952 $     1,755,907             0.0%
#*                Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                        58,943          38,169             0.0%
#                 GSD Holding AS                                                     4,848,029         819,391             0.0%
#*                Ihlas Holding A.S.                                                12,231,874       1,514,239             0.0%
#*                Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.              1,550,008         834,150             0.0%
*                 Is Finansal Kiralama A.S.                                          2,751,325         890,329             0.0%
                  Is Yatirim Menkul Degerler A.S. Class A                              515,160         182,715             0.0%
#*                Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A        1,827,392         797,093             0.0%
#*                Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D        3,279,916       1,218,144             0.0%
#*                Koza Anadolu Metal Madencilik Isletmeleri A.S.                     1,500,350         867,622             0.0%
#*                Metro Ticari ve Mali Yatirimlar Holding A.S.                       3,616,994       1,221,750             0.0%
*                 NET Holding A.S.                                                      13,395           9,617             0.0%
#                 Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.               702,352         518,179             0.0%
#*                Pegasus Hava Tasimaciligi A.S.                                       325,850       1,462,218             0.0%
                  Pinar Entegre Et ve Un Sanayi A.S.                                   256,138         750,543             0.0%
                  Pinar SUT Mamulleri Sanayii A.S.                                      77,164         332,322             0.0%
                  Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                1,453,569       1,551,194             0.0%
#*                Sekerbank TAS                                                      6,274,311       2,119,636             0.0%
                  Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                          2,436,128       2,483,314             0.0%
                  Tekfen Holding A.S.                                                   63,960         164,851             0.0%
                  Trakya Cam Sanayii A.S.                                            6,177,837       5,982,764             0.1%
#                 Turcas Petrol A.S.                                                   195,565         112,240             0.0%
#*                Turk Hava Yollari AO                                               7,114,583      12,133,964             0.1%
#                 Turkiye Garanti Bankasi A.S.                                      14,090,688      38,037,146             0.2%
#                 Turkiye Halk Bankasi A.S.                                          6,898,361      22,871,331             0.2%
#                 Turkiye Is Bankasi Class C                                        23,276,283      45,936,535             0.3%
                  Turkiye Sinai Kalkinma Bankasi A.S.                               10,010,378       4,252,078             0.0%
                  Turkiye Sise ve Cam Fabrikalari A.S.                              13,109,716      16,456,978             0.1%
#                 Turkiye Vakiflar Bankasi TAO Class D                               9,665,839      16,511,592             0.1%
*                 Vestel Elektronik Sanayi ve Ticaret A.S.                              50,010         102,533             0.0%
#*                Yapi ve Kredi Bankasi A.S.                                         9,337,265      11,326,662             0.1%
#*                Zorlu Enerji Elektrik Uretim A.S.                                    833,803         272,155             0.0%
                                                                                               --------------- ---------------
TOTAL TURKEY                                                                                       247,680,274             1.4%
                                                                                               --------------- ---------------
TOTAL COMMON STOCKS                                                                             17,332,288,891            95.5%
                                                                                               --------------- ---------------
PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
                  Banco ABC Brasil SA                                                1,533,423       8,609,063             0.1%
                  Banco do Estado do Rio Grande do Sul SA Class B                    1,900,868       8,510,053             0.1%
*                 Banco Pan SA                                                       1,793,392       1,062,232             0.0%
                  Banco Pine SA                                                        427,430         491,523             0.0%
                  Cia Brasileira de Distribuicao                                     1,592,059      35,988,795             0.2%
                  Cia Ferro Ligas da Bahia - FERBASA                                   972,034       3,304,374             0.0%
                  Eucatex SA Industria e Comercio                                      353,288         385,116             0.0%
                  Marcopolo SA                                                       4,407,645       3,332,760             0.0%
*                 Petroleo Brasileiro SA                                             9,164,125      40,334,218             0.2%
#*                Petroleo Brasileiro SA Sponsored ADR                              17,415,408     152,036,512             0.8%
*                 Randon SA Implementos e Participacoes                              2,784,800       4,123,615             0.0%
                  Suzano Papel e Celulose SA Class A                                 7,764,266      32,803,140             0.2%
                  Unipar Carbocloro SA Class B                                         925,874       2,266,517             0.0%
*                 Usinas Siderurgicas de Minas Gerais SA Class A                     5,598,668       7,514,162             0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                                  PERCENTAGE
                                                                                      SHARES        VALUE++     OF NET ASSETS**
                                                                                    ----------- --------------- ---------------
BRAZIL -- (Continued)
                  Vale SA                                                            21,243,518 $   175,754,882             1.0%
#                 Vale SA Sponsored ADR                                               9,567,563      78,549,692             0.4%
                                                                                                --------------- ---------------
TOTAL BRAZIL                                                                                        555,066,654             3.1%
                                                                                                --------------- ---------------
COLOMBIA -- (0.1%)
                  Avianca Holdings SA                                                 1,098,369         993,087             0.0%
                  Grupo Argos SA                                                        257,330       1,670,633             0.0%
                  Grupo de Inversiones Suramericana SA                                1,042,360      13,343,058             0.1%
                                                                                                --------------- ---------------
TOTAL COLOMBIA                                                                                       16,006,778             0.1%
                                                                                                --------------- ---------------
INDIA -- (0.0%)
                  Vedanta, Ltd.                                                     332,631,799       3,115,353             0.0%
                                                                                                --------------- ---------------
TOTAL PREFERRED STOCKS                                                                              574,188,785             3.2%
                                                                                                --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*                 Iochpe Maxion SA Warrants 6/3/19                                       35,327          66,557             0.0%
                                                                                                --------------- ---------------
CHINA -- (0.0%)
*                 Bank of Comm Ass Ent Rights 5/31/17                                    92,939              --             0.0%
                                                                                                --------------- ---------------
INDONESIA -- (0.0%)
*                 Sentul City Rights 4/13/17                                         48,284,460              --             0.0%
                                                                                                --------------- ---------------
MALAYSIA -- (0.0%)
*                 Land & General Bhd Rights 5/2/17                                   23,107,520         266,154             0.0%
*                 MKH Bhd Rights 5/19/17                                                320,136         400,447             0.0%
                                                                                                --------------- ---------------
TOTAL MALAYSIA                                                                                          666,601             0.0%
                                                                                                --------------- ---------------
PHILIPPINES -- (0.0%)
*                 China Banking Corp. Rights 5/5/17                                     124,730          10,735             0.0%
                                                                                                --------------- ---------------
POLAND -- (0.0%)
*                 Hawe SA Rights                                                        952,876              --             0.0%
                                                                                                --------------- ---------------
TAIWAN -- (0.0%)
*                 E.Sun Finianical Holding Co. Rights 5/2/17                          4,942,080         532,357             0.0%
*                 First Steamship Rights 5/8/17                                       3,251,191          26,940             0.0%
                                                                                                --------------- ---------------
TOTAL TAIWAN                                                                                            559,297             0.0%
                                                                                                --------------- ---------------
TOTAL RIGHTS/WARRANTS                                                                                 1,303,190             0.0%
                                                                                                --------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                      17,907,780,866
                                                                                                ---------------

                                                                                                    VALUE+
                                                                                                ---------------
SECURITIES LENDING COLLATERAL -- (3.6%)
(S)@ DFA Short Term Investment Fund                                                  58,485,898     676,857,303             3.7%
                                                                                                --------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $17,425,494,539)                                            $18,584,638,169           102.4%
                                                                                                =============== ===============

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
   Brazil                      $  839,105,667              --      -- $   839,105,667
   Chile                           76,990,845 $   193,187,513      --     270,178,358
   China                          254,898,716   2,648,662,359      --   2,903,561,075
   Colombia                        37,369,397              --      --      37,369,397
   Czech Republic                          --      45,438,831      --      45,438,831
   Greece                                  --       5,026,537      --       5,026,537
   Hong Kong                               --         657,362      --         657,362
   Hungary                                 --      75,633,104      --      75,633,104
   India                          159,688,869   2,292,787,122      --   2,452,475,991
   Indonesia                        2,902,682     522,606,515      --     525,509,197
   Malaysia                           102,312     597,759,706      --     597,862,018
   Mexico                         830,280,155              --      --     830,280,155
   Philippines                             --     196,045,242      --     196,045,242
   Poland                                  --     308,694,396      --     308,694,396
   Russia                          35,825,591     317,527,492      --     353,353,083
   South Africa                   123,948,223   1,106,595,956      --   1,230,544,179
   South Korea                    331,918,753   2,614,142,750      --   2,946,061,503
   Taiwan                          38,315,239   2,895,371,875      --   2,933,687,114
   Thailand                       533,100,807          24,601      --     533,125,408
   Turkey                                  --     247,680,274      --     247,680,274
Preferred Stocks
   Brazil                         555,066,654              --      --     555,066,654
   Colombia                        16,006,778              --      --      16,006,778
   India                                   --       3,115,353      --       3,115,353
Rights/Warrants
   Brazil                                  --          66,557      --          66,557
   Malaysia                                --         666,601      --         666,601
   Philippines                             --          10,735      --          10,735
   Taiwan                                  --         559,297      --         559,297
Securities Lending Collateral              --     676,857,303      --     676,857,303
Futures Contracts**                 2,820,931              --      --       2,820,931
                               -------------- --------------- ------- ---------------
TOTAL                          $3,838,341,619 $14,749,117,481      -- $18,587,459,100
                               ============== =============== ======= ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
COMMON STOCKS -- (92.0%)
Consumer Discretionary -- (15.3%)
*                 1-800-Flowers.com, Inc. Class A                                    4,043 $   43,462             0.0%
                  A.H. Belo Corp. Class A                                            1,763     11,019             0.0%
                  Aaron's, Inc.                                                      8,757    314,727             0.0%
                  Adient P.L.C.                                                      5,624    413,701             0.1%
                  Advance Auto Parts, Inc.                                           6,204    881,837             0.1%
*                 Amazon.com, Inc.                                                   6,308  5,834,837             0.7%
                  AMC Entertainment Holdings, Inc. Class A                           8,114    245,854             0.0%
*                 AMC Networks, Inc. Class A                                         4,296    256,385             0.0%
*                 America's Car-Mart, Inc.                                           1,100     41,030             0.0%
*                 American Axle & Manufacturing Holdings, Inc.                      13,796    242,672             0.0%
#                 American Eagle Outfitters, Inc.                                   27,398    386,038             0.1%
#*                American Outdoor Brands Corp.                                     10,000    221,500             0.0%
*                 American Public Education, Inc.                                    2,102     46,454             0.0%
                  Aramark                                                           29,157  1,064,814             0.1%
                  Ark Restaurants Corp.                                                120      3,042             0.0%
*                 Asbury Automotive Group, Inc.                                      4,042    247,370             0.0%
#*                Ascena Retail Group, Inc.                                          5,244     20,504             0.0%
*                 Ascent Capital Group, Inc. Class A                                 1,761     22,558             0.0%
#                 Autoliv, Inc.                                                      5,692    570,281             0.1%
#*                AutoNation, Inc.                                                  16,258    682,836             0.1%
*                 AutoZone, Inc.                                                       400    276,876             0.0%
*                 AV Homes, Inc.                                                     3,606     63,285             0.0%
*                 Ballantyne Strong, Inc.                                              900      5,670             0.0%
*                 Barnes & Noble Education, Inc.                                     6,289     65,468             0.0%
#                 Barnes & Noble, Inc.                                               7,754     66,297             0.0%
                  Bassett Furniture Industries, Inc.                                 1,200     36,060             0.0%
*                 Beazer Homes USA, Inc.                                             1,140     14,147             0.0%
                  Bed Bath & Beyond, Inc.                                           14,815    574,081             0.1%
*                 Belmond, Ltd. Class A                                             10,260    127,224             0.0%
#                 Best Buy Co., Inc.                                                33,776  1,749,935             0.2%
#                 Big 5 Sporting Goods Corp.                                         3,788     58,335             0.0%
#                 Big Lots, Inc.                                                    10,360    523,076             0.1%
*                 Biglari Holdings, Inc.                                               307    130,975             0.0%
                  Bloomin' Brands, Inc.                                             15,555    337,388             0.1%
                  Bob Evans Farms, Inc.                                              2,625    175,192             0.0%
*                 Bojangles', Inc.                                                   6,746    148,075             0.0%
*                 Boot Barn Holdings, Inc.                                           3,100     32,891             0.0%
                  BorgWarner, Inc.                                                  13,112    554,375             0.1%
*                 Bridgepoint Education, Inc.                                        6,286     76,689             0.0%
*                 Bright Horizons Family Solutions, Inc.                             4,941    376,109             0.1%
#                 Brinker International, Inc.                                        4,705    207,914             0.0%
                  Brunswick Corp.                                                   12,064    684,632             0.1%
#                 Buckle, Inc. (The)                                                 1,193     22,309             0.0%
*                 Build-A-Bear Workshop, Inc.                                        2,400     24,960             0.0%
*                 Burlington Stores, Inc.                                            2,639    261,050             0.0%
*                 Cabela's, Inc.                                                     9,090    496,314             0.1%
#                 Cable One, Inc.                                                      576    392,751             0.1%
#                 CalAtlantic Group, Inc.                                           14,066    509,471             0.1%
                  Caleres, Inc.                                                      5,530    159,375             0.0%
                  Callaway Golf Co.                                                  8,365     99,125             0.0%
*                 Cambium Learning Group, Inc.                                       5,662     27,574             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Consumer Discretionary -- (Continued)
                  Capella Education Co.                                               2,338 $  222,811             0.0%
*                 Career Education Corp.                                              8,848     89,807             0.0%
*                 CarMax, Inc.                                                       16,003    936,175             0.1%
                  Carnival Corp.                                                     12,349    762,798             0.1%
#                 Carriage Services, Inc.                                             2,352     64,327             0.0%
*                 Carrols Restaurant Group, Inc.                                      8,663    121,282             0.0%
                  Carter's, Inc.                                                      3,234    297,657             0.0%
                  Cato Corp. (The) Class A                                            2,682     60,506             0.0%
*                 Cavco Industries, Inc.                                                880    104,500             0.0%
                  CBS Corp. Class A                                                     234     15,737             0.0%
                  CBS Corp. Class B                                                   9,028    600,904             0.1%
*                 Century Communities, Inc.                                           2,954     80,644             0.0%
*                 Charter Communications, Inc. Class A                                9,306  3,212,059             0.4%
#                 Cheesecake Factory, Inc. (The)                                      5,477    351,404             0.1%
*                 Cherokee, Inc.                                                        813      6,992             0.0%
                  Chico's FAS, Inc.                                                  20,302    280,574             0.0%
#                 Children's Place, Inc. (The)                                        3,543    406,736             0.1%
#*                Chipotle Mexican Grill, Inc.                                          300    142,341             0.0%
                  Choice Hotels International, Inc.                                   3,216    201,643             0.0%
                  Cinemark Holdings, Inc.                                            17,574    759,197             0.1%
                  Citi Trends, Inc.                                                   2,312     43,442             0.0%
                  Clear Channel Outdoor Holdings, Inc. Class A                        5,653     29,113             0.0%
                  ClubCorp Holdings, Inc.                                             9,424    126,753             0.0%
                  Coach, Inc.                                                        17,866    703,742             0.1%
                  Collectors Universe, Inc.                                           1,300     35,503             0.0%
                  Columbia Sportswear Co.                                             7,504    424,876             0.1%
                  Comcast Corp. Class A                                             251,248  9,846,409             1.2%
#*                Conn's, Inc.                                                        3,060     53,856             0.0%
#                 Cooper Tire & Rubber Co.                                            7,145    273,653             0.0%
*                 Cooper-Standard Holdings, Inc.                                      2,444    276,343             0.0%
#                 Cracker Barrel Old Country Store, Inc.                              2,172    347,933             0.1%
*                 Crocs, Inc.                                                         4,059     25,288             0.0%
                  CSS Industries, Inc.                                                  770     20,297             0.0%
                  CST Brands, Inc.                                                    9,159    442,288             0.1%
                  Culp, Inc.                                                          1,923     61,728             0.0%
                  Dana, Inc.                                                         29,250    568,035             0.1%
                  Darden Restaurants, Inc.                                            2,271    193,466             0.0%
*                 Deckers Outdoor Corp.                                               3,837    228,647             0.0%
#*                Del Taco Restaurants, Inc.                                          5,595     73,574             0.0%
                  Delphi Automotive P.L.C.                                            4,085    328,434             0.1%
*                 Delta Apparel, Inc.                                                   600     10,518             0.0%
*                 Denny's Corp.                                                       7,032     89,306             0.0%
*                 Destination Maternity Corp.                                         1,363      4,661             0.0%
#*                Destination XL Group, Inc.                                          6,598     16,825             0.0%
                  DeVry Education Group, Inc.                                         8,469    320,552             0.1%
                  Dick's Sporting Goods, Inc.                                        11,003    556,202             0.1%
#                 Dillard's, Inc. Class A                                             4,423    244,902             0.0%
                  DineEquity, Inc.                                                    3,003    169,790             0.0%
#*                Discovery Communications, Inc. Class A                             14,405    414,576             0.1%
#*                Discovery Communications, Inc. Class C                             21,824    610,636             0.1%
*                 DISH Network Corp. Class A                                          4,866    313,565             0.0%
*                 Dixie Group, Inc. (The)                                             1,369      5,134             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Consumer Discretionary -- (Continued)
                  Dollar General Corp.                                               11,700 $  850,707             0.1%
*                 Dollar Tree, Inc.                                                  17,846  1,477,113             0.2%
#                 Domino's Pizza, Inc.                                                1,200    217,668             0.0%
#*                Dorman Products, Inc.                                               4,560    379,164             0.1%
                  DR Horton, Inc.                                                    23,293    766,107             0.1%
                  Drive Shack, Inc.                                                   7,528     30,714             0.0%
                  DSW, Inc. Class A                                                   8,823    181,930             0.0%
#                 Dunkin' Brands Group, Inc.                                          4,667    260,699             0.0%
*                 El Pollo Loco Holdings, Inc.                                        2,507     31,463             0.0%
                  Entercom Communications Corp. Class A                               4,085     51,675             0.0%
                  Entravision Communications Corp. Class A                            9,735     60,357             0.0%
                  Escalade, Inc.                                                      1,450     19,358             0.0%
#                 Ethan Allen Interiors, Inc.                                         3,700    110,260             0.0%
#*                Etsy, Inc.                                                          3,013     32,420             0.0%
*                 EVINE Live, Inc.                                                    2,197      3,076             0.0%
#*                EW Scripps Co. (The) Class A                                        9,315    207,538             0.0%
#                 Expedia, Inc.                                                       7,671  1,025,766             0.1%
*                 Express, Inc.                                                      11,471     98,995             0.0%
                  Extended Stay America, Inc.                                        38,125    664,900             0.1%
*                 Fiesta Restaurant Group, Inc.                                       3,560     86,686             0.0%
                  Finish Line, Inc. (The) Class A                                     5,243     82,892             0.0%
#*                Five Below, Inc.                                                    4,365    214,409             0.0%
                  Flexsteel Industries, Inc.                                          1,012     53,757             0.0%
                  Foot Locker, Inc.                                                  11,339    876,958             0.1%
                  Ford Motor Co.                                                    216,066  2,478,277             0.3%
#*                Fossil Group, Inc.                                                  3,773     65,084             0.0%
*                 Fox Factory Holding Corp.                                           5,023    150,941             0.0%
*                 Francesca's Holdings Corp.                                          9,125    143,993             0.0%
#                 Fred's, Inc. Class A                                                4,237     62,369             0.0%
*                 FTD Cos., Inc.                                                      3,598     71,960             0.0%
#*                G-III Apparel Group, Ltd.                                           4,488    106,366             0.0%
#*                Gaia, Inc.                                                          1,300     14,235             0.0%
#                 GameStop Corp. Class A                                             16,305    369,960             0.1%
                  Gannett Co., Inc.                                                  11,467     95,864             0.0%
                  Gap, Inc. (The)                                                    39,208  1,027,250             0.1%
#                 Garmin, Ltd.                                                        9,215    468,491             0.1%
                  General Motors Co.                                                 79,948  2,769,399             0.3%
#*                Genesco, Inc.                                                       2,574    137,194             0.0%
                  Gentex Corp.                                                       31,392    648,245             0.1%
*                 Gentherm, Inc.                                                      3,912    145,331             0.0%
                  Genuine Parts Co.                                                  12,690  1,167,734             0.2%
#*                Global Eagle Entertainment, Inc.                                    8,500     26,350             0.0%
#                 GNC Holdings, Inc. Class A                                          4,322     33,625             0.0%
                  Goodyear Tire & Rubber Co. (The)                                   27,583    999,332             0.1%
                  Graham Holdings Co. Class B                                           507    305,062             0.0%
*                 Grand Canyon Education, Inc.                                        7,428    558,288             0.1%
*                 Gray Television, Inc.                                               7,293    106,842             0.0%
*                 Green Brick Partners, Inc.                                          5,861     60,368             0.0%
                  Group 1 Automotive, Inc.                                            2,694    185,751             0.0%
#                 Guess?, Inc.                                                        7,348     82,004             0.0%
#                 H&R Block, Inc.                                                    10,664    264,361             0.0%
#                 Hanesbrands, Inc.                                                  10,600    231,186             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                     PERCENTAGE
                                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                                 ------ ---------- ---------------
Consumer Discretionary -- (Continued)
#              Harley-Davidson, Inc.                                              9,178 $  521,402             0.1%
               Hasbro, Inc.                                                       2,862    283,653             0.0%
               Haverty Furniture Cos., Inc.                                       2,579     63,572             0.0%
*              Helen of Troy, Ltd.                                                3,020    283,880             0.0%
*              Hibbett Sports, Inc.                                               2,337     60,762             0.0%
*              Hilton Grand Vacations, Inc.                                       3,100    103,757             0.0%
               Hilton Worldwide Holdings, Inc.                                    4,312    254,279             0.0%
               Home Depot, Inc. (The)                                            19,997  3,121,532             0.4%
               Hooker Furniture Corp.                                             1,478     64,219             0.0%
*              Horizon Global Corp.                                               3,114     43,876             0.0%
*              Houghton Mifflin Harcourt Co.                                      3,400     39,100             0.0%
#*             Hovnanian Enterprises, Inc. Class A                                4,171      9,760             0.0%
               HSN, Inc.                                                          5,617    207,267             0.0%
*              Hyatt Hotels Corp. Class A                                         2,519    139,805             0.0%
#*             Iconix Brand Group, Inc.                                           3,851     26,957             0.0%
               ILG, Inc.                                                         17,371    418,815             0.1%
*              IMAX Corp.                                                         1,511     46,086             0.0%
*              Installed Building Products, Inc.                                  3,382    180,430             0.0%
               International Speedway Corp. Class A                               1,486     55,131             0.0%
               Interpublic Group of Cos., Inc. (The)                             39,589    933,113             0.1%
*              Intrawest Resorts Holdings, Inc.                                   8,082    190,574             0.0%
#*             iRobot Corp.                                                       2,839    226,382             0.0%
               Jack in the Box, Inc.                                              2,415    246,258             0.0%
#*             JC Penney Co., Inc.                                               51,435    276,720             0.0%
               John Wiley & Sons, Inc. Class A                                    6,474    341,180             0.1%
               John Wiley & Sons, Inc. Class B                                      312     16,564             0.0%
               Johnson Outdoors, Inc. Class A                                     1,404     50,993             0.0%
*              K12, Inc.                                                          4,878     91,950             0.0%
#*             Kate Spade & Co.                                                   3,795     66,033             0.0%
#              KB Home                                                            6,016    123,930             0.0%
*              Kirkland's, Inc.                                                   2,193     25,790             0.0%
#              Kohl's Corp.                                                      19,953    778,766             0.1%
#              L Brands, Inc.                                                     2,900    153,149             0.0%
*              La Quinta Holdings, Inc.                                          11,150    157,326             0.0%
               La-Z-Boy, Inc.                                                     5,515    153,868             0.0%
*              Lakeland Industries, Inc.                                          1,000     10,650             0.0%
#*             Lands' End, Inc.                                                   1,188     28,037             0.0%
               LCI Industries                                                     4,002    404,802             0.1%
               Lear Corp.                                                         6,899    984,211             0.1%
#*             Lee Enterprises, Inc.                                              1,100      2,860             0.0%
#              Leggett & Platt, Inc.                                              3,776    198,391             0.0%
               Lennar Corp. Class A                                              12,735    643,117             0.1%
               Lennar Corp. Class B                                               1,055     44,954             0.0%
               Libbey, Inc.                                                       2,657     27,899             0.0%
*              Liberty Broadband Corp. Class A                                    1,518    136,514             0.0%
*              Liberty Broadband Corp. Class C                                    8,994    819,893             0.1%
*              Liberty Expedia Holdings, Inc. Class A                             1,706     82,417             0.0%
*              Liberty Interactive Corp., QVC Group Class A                      26,431    559,809             0.1%
*              Liberty Media Corp.-Liberty Braves Class A                           363      9,013             0.0%
*              Liberty Media Corp.-Liberty Braves Class C                           833     20,425             0.0%
#*             Liberty Media Corp.-Liberty Formula One Class A                      907     30,756             0.0%
#*             Liberty Media Corp.-Liberty Formula One Class C                    2,083     72,947             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Consumer Discretionary -- (Continued)
*                 Liberty Media Corp.-Liberty SiriusXM Class A                       3,630 $  138,303             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class C                       8,335    316,647             0.1%
                  Liberty Tax, Inc.                                                  1,484     20,850             0.0%
*                 Liberty TripAdvisor Holdings, Inc. Class A                         7,556    111,073             0.0%
*                 Liberty Ventures Series A                                          7,238    389,766             0.1%
                  Lifetime Brands, Inc.                                              1,597     30,662             0.0%
#*                Lindblad Expeditions Holdings, Inc.                                6,113     58,074             0.0%
#                 Lions Gate Entertainment Corp. Class A                             6,968    182,353             0.0%
*                 Lions Gate Entertainment Corp. Class B                             2,816     67,162             0.0%
#                 Lithia Motors, Inc. Class A                                        3,788    361,943             0.1%
*                 Live Nation Entertainment, Inc.                                   15,518    499,059             0.1%
*                 LKQ Corp.                                                         18,909    590,717             0.1%
                  Lowe's Cos., Inc.                                                 13,724  1,164,893             0.2%
*                 Luby's, Inc.                                                       1,850      5,439             0.0%
#*                Lululemon Athletica, Inc.                                          2,968    154,336             0.0%
#*                Lumber Liquidators Holdings, Inc.                                  1,700     41,735             0.0%
*                 M/I Homes, Inc.                                                    3,235     87,863             0.0%
                  Macy's, Inc.                                                      30,310    885,658             0.1%
*                 Madison Square Garden Co. (The) Class A                            1,919    387,197             0.1%
*                 Malibu Boats, Inc. Class A                                         1,364     31,427             0.0%
                  Marcus Corp. (The)                                                 2,100     70,980             0.0%
                  Marine Products Corp.                                              2,275     27,209             0.0%
*                 MarineMax, Inc.                                                    3,006     61,172             0.0%
                  Marriott International, Inc. Class A                               4,049    382,307             0.1%
                  Marriott Vacations Worldwide Corp.                                 3,388    373,290             0.1%
#                 Mattel, Inc.                                                      17,822    399,569             0.1%
*                 McClatchy Co. (The) Class A                                          656      7,072             0.0%
                  McDonald's Corp.                                                  10,952  1,532,513             0.2%
                  MDC Holdings, Inc.                                                 6,654    206,341             0.0%
(degree)          Media General, Inc.                                               13,638     25,912             0.0%
#                 Meredith Corp.                                                     5,321    311,545             0.0%
*                 Meritage Homes Corp.                                               5,126    199,658             0.0%
*                 Michael Kors Holdings, Ltd.                                        6,951    259,481             0.0%
*                 Michaels Cos., Inc. (The)                                          5,300    123,808             0.0%
*                 Modine Manufacturing Co.                                           6,109     73,919             0.0%
*                 Mohawk Industries, Inc.                                            4,859  1,140,845             0.1%
#                 Monro Muffler Brake, Inc.                                          4,061    210,563             0.0%
*                 Motorcar Parts of America, Inc.                                    2,025     61,398             0.0%
                  Movado Group, Inc.                                                 1,800     42,120             0.0%
*                 MSG Networks, Inc. Class A                                         5,843    145,783             0.0%
#*                Murphy USA, Inc.                                                   6,295    437,943             0.1%
                  NACCO Industries, Inc. Class A                                       500     42,325             0.0%
*                 Nathan's Famous, Inc.                                                600     40,920             0.0%
                  National CineMedia, Inc.                                           5,258     62,412             0.0%
#*                Nautilus, Inc.                                                     4,510     82,082             0.0%
*                 Netflix, Inc.                                                      1,149    174,878             0.0%
*                 New Home Co., Inc. (The)                                           1,900     22,154             0.0%
                  New Media Investment Group, Inc.                                   5,400     71,064             0.0%
*                 New York & Co., Inc.                                               5,501      9,187             0.0%
                  New York Times Co. (The) Class A                                  19,014    274,752             0.0%
                  News Corp. Class A                                                24,983    317,784             0.1%
                  News Corp. Class B                                                11,329    147,277             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Consumer Discretionary -- (Continued)
                  Nexstar Media Group, Inc.                                          7,328 $  505,632             0.1%
                  NIKE, Inc. Class B                                                20,759  1,150,256             0.2%
#                 Nordstrom, Inc.                                                    5,987    288,992             0.0%
*                 Norwegian Cruise Line Holdings, Ltd.                              14,339    773,302             0.1%
                  Nutrisystem, Inc.                                                  3,179    169,918             0.0%
*                 NVR, Inc.                                                            193    407,471             0.1%
*                 O'Reilly Automotive, Inc.                                          1,819    451,385             0.1%
                  Office Depot, Inc.                                                54,048    268,619             0.0%
#*                Ollie's Bargain Outlet Holdings, Inc.                              6,615    253,354             0.0%
                  Omnicom Group, Inc.                                                4,381    359,768             0.1%
*                 Overstock.com, Inc.                                                4,192     72,731             0.0%
                  Oxford Industries, Inc.                                            2,746    159,213             0.0%
*                 Panera Bread Co. Class A                                           1,780    556,570             0.1%
#                 Papa John's International, Inc.                                    2,782    219,945             0.0%
#*                Party City Holdco, Inc.                                            9,005    144,080             0.0%
                  Penske Automotive Group, Inc.                                     11,375    542,701             0.1%
*                 Perfumania Holdings, Inc.                                            260        273             0.0%
*                 Perry Ellis International, Inc.                                    1,810     37,141             0.0%
                  PetMed Express, Inc.                                               3,666     84,685             0.0%
#                 Pier 1 Imports, Inc.                                               9,720     65,513             0.0%
                  Planet Fitness, Inc. Class A                                       6,533    135,886             0.0%
#                 Polaris Industries, Inc.                                           4,670    398,164             0.1%
                  Pool Corp.                                                         2,790    333,740             0.1%
*                 Potbelly Corp.                                                     2,522     35,182             0.0%
*                 Priceline Group, Inc. (The)                                          635  1,172,731             0.2%
                  PulteGroup, Inc.                                                  22,403    507,876             0.1%
                  PVH Corp.                                                          5,418    547,381             0.1%
#                 Ralph Lauren Corp.                                                 3,195    257,900             0.0%
*                 Reading International, Inc. Class A                                2,550     40,112             0.0%
*                 Red Lion Hotels Corp.                                              3,317     21,561             0.0%
#*                Red Robin Gourmet Burgers, Inc.                                    1,336     78,490             0.0%
#                 Regal Entertainment Group Class A                                  7,331    161,795             0.0%
*                 Regis Corp.                                                        6,020     65,678             0.0%
#                 Rent-A-Center, Inc.                                                5,617     60,046             0.0%
#*                RH                                                                 3,400    163,098             0.0%
                  Rocky Brands, Inc.                                                   402      5,708             0.0%
                  Ross Stores, Inc.                                                  6,392    415,480             0.1%
                  Royal Caribbean Cruises, Ltd.                                     13,694  1,459,780             0.2%
*                 Ruby Tuesday, Inc.                                                 6,655     16,970             0.0%
                  Saga Communications, Inc. Class A                                    347     17,784             0.0%
                  Salem Media Group, Inc.                                            1,500     11,475             0.0%
*                 Sally Beauty Holdings, Inc.                                        6,985    132,855             0.0%
                  Scholastic Corp.                                                   4,212    182,085             0.0%
#                 Scripps Networks Interactive, Inc. Class A                         4,541    339,304             0.1%
#                 SeaWorld Entertainment, Inc.                                      16,384    287,212             0.0%
*                 Select Comfort Corp.                                               5,337    164,913             0.0%
#*                Sequential Brands Group, Inc.                                      4,898     16,506             0.0%
#                 Service Corp. International                                       10,389    334,734             0.1%
*                 ServiceMaster Global Holdings, Inc.                                8,513    324,345             0.1%
*                 Shake Shack, Inc. Class A                                          1,307     44,360             0.0%
*                 Shiloh Industries, Inc.                                            1,671     20,553             0.0%
                  Shoe Carnival, Inc.                                                2,230     56,575             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Consumer Discretionary -- (Continued)
*                 Shutterfly, Inc.                                                   4,450 $  230,955             0.0%
#                 Signet Jewelers, Ltd.                                              5,698    375,156             0.1%
#                 Sinclair Broadcast Group, Inc. Class A                             9,225    363,926             0.1%
#                 Sirius XM Holdings, Inc.                                          24,215    119,864             0.0%
#                 Six Flags Entertainment Corp.                                      5,071    317,495             0.1%
*                 Skechers U.S.A., Inc. Class A                                     18,038    455,459             0.1%
#*                Skyline Corp.                                                        400      2,464             0.0%
                  Sonic Automotive, Inc. Class A                                     4,084     80,046             0.0%
#                 Sonic Corp.                                                        4,075    109,536             0.0%
*                 Sotheby's                                                          5,975    282,976             0.0%
                  Spartan Motors, Inc.                                               4,649     38,354             0.0%
                  Speedway Motorsports, Inc.                                         4,514     81,478             0.0%
#*                Sportsman's Warehouse Holdings, Inc.                               2,963     12,119             0.0%
                  Standard Motor Products, Inc.                                      2,754    139,986             0.0%
                  Staples, Inc.                                                     37,284    364,265             0.1%
                  Starbucks Corp.                                                   22,919  1,376,515             0.2%
#                 Stein Mart, Inc.                                                   3,102      7,662             0.0%
*                 Steven Madden, Ltd.                                                7,735    294,317             0.0%
*                 Stoneridge, Inc.                                                   5,645    110,698             0.0%
                  Strattec Security Corp.                                              400     12,860             0.0%
                  Strayer Education, Inc.                                            1,900    164,749             0.0%
#                 Sturm Ruger & Co., Inc.                                            2,739    165,573             0.0%
                  Superior Industries International, Inc.                            2,981     64,837             0.0%
                  Superior Uniform Group, Inc.                                       1,686     30,753             0.0%
                  Target Corp.                                                      22,639  1,264,388             0.2%
*                 Taylor Morrison Home Corp. Class A                                 4,758    109,910             0.0%
                  TEGNA, Inc.                                                       33,930    864,536             0.1%
*                 Tempur Sealy International, Inc.                                   4,072    191,180             0.0%
                  Tenneco, Inc.                                                      4,872    307,082             0.0%
*                 Tesla, Inc.                                                          320    100,502             0.0%
                  Texas Roadhouse, Inc.                                              7,428    348,225             0.1%
                  Thor Industries, Inc.                                              8,325    800,698             0.1%
                  Tiffany & Co.                                                      9,147    838,323             0.1%
#                 Tile Shop Holdings, Inc.                                           6,244    133,309             0.0%
                  Tilly's, Inc. Class A                                              1,998     19,101             0.0%
                  Time Warner, Inc.                                                 32,617  3,237,890             0.4%
                  Time, Inc.                                                        11,133    169,222             0.0%
                  TJX Cos., Inc. (The)                                              10,183    800,791             0.1%
                  Toll Brothers, Inc.                                               13,352    480,538             0.1%
*                 TopBuild Corp.                                                     4,976    254,721             0.0%
                  Tower International, Inc.                                          3,480     94,308             0.0%
*                 Townsquare Media, Inc. Class A                                     1,300     15,730             0.0%
                  Tractor Supply Co.                                                 3,232    200,093             0.0%
*                 Trans World Entertainment Corp.                                      200        380             0.0%
*                 TRI Pointe Group, Inc.                                            20,623    256,756             0.0%
#*                TripAdvisor, Inc.                                                  1,869     84,124             0.0%
*                 tronc, Inc.                                                        1,634     23,432             0.0%
#*                Tuesday Morning Corp.                                              4,854     15,776             0.0%
                  Tupperware Brands Corp.                                            3,167    227,422             0.0%
                  Twenty-First Century Fox, Inc. Class A                            28,375    866,572             0.1%
                  Twenty-First Century Fox, Inc. Class B                            11,793    352,139             0.1%
*                 UCP, Inc. Class A                                                    354      4,053             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------ ------------ ---------------
Consumer Discretionary -- (Continued)
*                 Ulta Salon Cosmetics & Fragrance, Inc.                             2,793 $    786,062             0.1%
#*                Under Armour, Inc. Class A                                         3,078       66,146             0.0%
*                 Unifi, Inc.                                                        2,302       64,617             0.0%
*                 Universal Electronics, Inc.                                        1,382       95,773             0.0%
                  Universal Technical Institute, Inc.                                1,356        4,909             0.0%
#*                Urban Outfitters, Inc.                                            16,186      370,336             0.1%
*                 US Auto Parts Network, Inc.                                        4,356       15,812             0.0%
                  Vail Resorts, Inc.                                                 1,266      250,238             0.0%
#*                Vera Bradley, Inc.                                                 3,500       32,025             0.0%
#                 VF Corp.                                                           4,656      254,357             0.0%
                  Viacom, Inc. Class A                                               1,446       64,492             0.0%
                  Viacom, Inc. Class B                                              36,158    1,538,884             0.2%
*                 Vista Outdoor, Inc.                                                6,102      119,355             0.0%
*                 Visteon Corp.                                                      4,374      450,303             0.1%
*                 Vitamin Shoppe, Inc.                                               2,704       52,187             0.0%
*                 VOXX International Corp.                                           2,097       13,631             0.0%
                  Walt Disney Co. (The)                                             46,822    5,412,623             0.7%
#                 Wendy's Co. (The)                                                 34,658      510,859             0.1%
*                 West Marine, Inc.                                                  3,572       39,149             0.0%
                  Weyco Group, Inc.                                                  1,047       29,274             0.0%
                  Whirlpool Corp.                                                    5,856    1,087,342             0.1%
#*                William Lyon Homes Class A                                         3,719       81,818             0.0%
#                 Williams-Sonoma, Inc.                                             14,947      807,885             0.1%
                  Winmark Corp.                                                        400       51,640             0.0%
                  Winnebago Industries, Inc.                                         3,564      102,287             0.0%
                  Wolverine World Wide, Inc.                                        11,544      278,326             0.0%
                  World Wrestling Entertainment, Inc. Class A                        3,484       74,662             0.0%
                  Wyndham Worldwide Corp.                                            4,536      432,326             0.1%
                  Yum! Brands, Inc.                                                  4,438      291,798             0.0%
*                 ZAGG, Inc.                                                         4,743       33,675             0.0%
#*                Zumiez, Inc.                                                       3,207       57,566             0.0%
                                                                                           ------------ ---------------
Total Consumer Discretionary                                                                137,719,582            16.7%
                                                                                           ------------ ---------------
Consumer Staples -- (5.3%)
#                 Alico, Inc.                                                          938       28,093             0.0%
                  Andersons, Inc. (The)                                              2,971      110,967             0.0%
                  Archer-Daniels-Midland Co.                                        17,173      785,665             0.1%
*                 Avon Products, Inc.                                               35,845      173,848             0.0%
#                 B&G Foods, Inc.                                                    8,648      363,216             0.1%
#*                Blue Buffalo Pet Products, Inc.                                   12,657      311,995             0.0%
                  Bunge, Ltd.                                                       10,789      852,655             0.1%
#                 Cal-Maine Foods, Inc.                                              4,136      156,134             0.0%
#                 Calavo Growers, Inc.                                               1,939      127,198             0.0%
                  Campbell Soup Co.                                                 10,889      626,553             0.1%
#                 Casey's General Stores, Inc.                                       5,354      600,023             0.1%
#*                Central Garden & Pet Co.                                           1,889       71,404             0.0%
*                 Central Garden & Pet Co. Class A                                   4,600      162,058             0.0%
#*                Chefs' Warehouse, Inc. (The)                                       3,320       45,318             0.0%
                  Clorox Co. (The)                                                   3,677      491,578             0.1%
#                 Coca-Cola Bottling Co. Consolidated                                1,245      263,766             0.0%
                  Coca-Cola Co. (The)                                               71,798    3,098,084             0.4%
                  Colgate-Palmolive Co.                                              9,798      705,848             0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Consumer Staples -- (Continued)
                  Conagra Brands, Inc.                                              19,872 $  770,636             0.1%
                  Costco Wholesale Corp.                                             7,912  1,404,538             0.2%
#                 Coty, Inc. Class A                                                18,014    321,550             0.0%
                  CVS Health Corp.                                                  41,380  3,411,367             0.4%
*                 Darling Ingredients, Inc.                                         21,136    319,788             0.0%
                  Dean Foods Co.                                                    15,230    300,640             0.0%
                  Dr Pepper Snapple Group, Inc.                                      5,576    511,040             0.1%
*                 Edgewell Personal Care Co.                                         6,297    450,173             0.1%
                  Energizer Holdings, Inc.                                           3,197    189,358             0.0%
*                 Farmer Brothers Co.                                                2,029     72,029             0.0%
#                 Flowers Foods, Inc.                                               25,823    506,389             0.1%
                  Fresh Del Monte Produce, Inc.                                      4,700    288,110             0.0%
                  General Mills, Inc.                                                8,533    490,733             0.1%
*                 Hain Celestial Group, Inc. (The)                                  10,183    376,669             0.1%
#*                Herbalife, Ltd.                                                    3,400    215,084             0.0%
#                 Hormel Foods Corp.                                                17,127    600,815             0.1%
*                 Hostess Brands, Inc.                                              10,204    174,897             0.0%
*                 HRG Group, Inc.                                                   22,278    445,783             0.1%
                  Ingles Markets, Inc. Class A                                       1,914     89,384             0.0%
                  Ingredion, Inc.                                                    7,690    952,176             0.1%
                  Inter Parfums, Inc.                                                3,057    116,013             0.0%
#*                Inventure Foods, Inc.                                              2,048      7,578             0.0%
                  J&J Snack Foods Corp.                                              2,419    325,549             0.0%
                  JM Smucker Co. (The)                                               7,058    894,390             0.1%
#                 John B. Sanfilippo & Son, Inc.                                     1,172     86,142             0.0%
                  Kellogg Co.                                                        3,182    225,922             0.0%
                  Kimberly-Clark Corp.                                               4,348    564,153             0.1%
                  Kraft Heinz Co. (The)                                             16,656  1,505,536             0.2%
                  Kroger Co. (The)                                                  15,149    449,168             0.1%
                  Lamb Weston Holdings, Inc.                                         3,368    140,614             0.0%
                  Lancaster Colony Corp.                                             2,193    276,099             0.0%
*                 Landec Corp.                                                       3,686     50,682             0.0%
*                 Lifevantage Corp.                                                  1,400      6,944             0.0%
*                 Lifeway Foods, Inc.                                                2,341     22,474             0.0%
                  Limoneira Co.                                                      1,022     21,135             0.0%
                  Mannatech, Inc.                                                       40        626             0.0%
                  McCormick & Co., Inc. Non-Voting                                   3,264    326,074             0.1%
                  McCormick & Co., Inc. Voting                                          90      8,959             0.0%
                  Mead Johnson Nutrition Co.                                         4,800    425,856             0.1%
                  Medifast, Inc.                                                     2,381    110,288             0.0%
*                 Monster Beverage Corp.                                             3,604    163,550             0.0%
#                 National Beverage Corp.                                            2,957    261,961             0.0%
*                 Natural Alternatives International, Inc.                             920      8,970             0.0%
#*                Natural Grocers by Vitamin Cottage, Inc.                           2,621     28,674             0.0%
                  Nature's Sunshine Products, Inc.                                   1,300     13,130             0.0%
#                 Nu Skin Enterprises, Inc. Class A                                  8,119    448,412             0.1%
                  Nutraceutical International Corp.                                    930     29,481             0.0%
                  Oil-Dri Corp. of America                                             877     35,685             0.0%
                  Omega Protein Corp.                                                2,990     60,248             0.0%
#                 Orchids Paper Products Co.                                         1,452     35,356             0.0%
                  PepsiCo, Inc.                                                     23,169  2,624,584             0.3%
*                 Performance Food Group Co.                                        10,039    249,971             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
Consumer Staples -- (Continued)
#                 Pilgrim's Pride Corp.                                              5,062 $   131,410             0.0%
                  Pinnacle Foods, Inc.                                               5,985     348,028             0.1%
#*                Post Holdings, Inc.                                                8,338     701,976             0.1%
                  PriceSmart, Inc.                                                   3,150     273,892             0.0%
*                 Primo Water Corp.                                                  2,141      25,628             0.0%
*                 Revlon, Inc. Class A                                               3,472      90,098             0.0%
*                 Rite Aid Corp.                                                    23,781      95,124             0.0%
                  Rocky Mountain Chocolate Factory, Inc.                               400       5,192             0.0%
                  Sanderson Farms, Inc.                                              3,290     380,916             0.1%
                  Seaboard Corp.                                                        42     177,828             0.0%
*                 Seneca Foods Corp. Class A                                         1,000      37,200             0.0%
#*                Smart & Final Stores, Inc.                                         3,900      46,020             0.0%
#                 Snyder's-Lance, Inc.                                               9,200     324,392             0.0%
                  SpartanNash Co.                                                    4,769     175,499             0.0%
#                 Spectrum Brands Holdings, Inc.                                     1,900     273,087             0.0%
#*                Sprouts Farmers Market, Inc.                                      17,558     391,719             0.1%
*                 SUPERVALU, Inc.                                                   24,212      99,269             0.0%
                  Sysco Corp.                                                        9,090     480,588             0.1%
#                 Tootsie Roll Industries, Inc.                                      2,580      96,363             0.0%
#*                TreeHouse Foods, Inc.                                              5,010     438,876             0.1%
                  Tyson Foods, Inc. Class A                                         14,633     940,317             0.1%
*                 United Natural Foods, Inc.                                         6,471     268,741             0.0%
*                 USANA Health Sciences, Inc.                                        3,800     216,030             0.0%
                  Village Super Market, Inc. Class A                                 1,203      31,747             0.0%
                  Wal-Mart Stores, Inc.                                             86,646   6,514,046             0.8%
                  Walgreens Boots Alliance, Inc.                                    35,572   3,078,401             0.4%
#                 WD-40 Co.                                                          1,300     136,305             0.0%
                  Weis Markets, Inc.                                                 3,323     192,103             0.0%
                  Whole Foods Market, Inc.                                          23,896     869,097             0.1%
                                                                                           ----------- ---------------
Total Consumer Staples                                                                      47,229,678             5.7%
                                                                                           ----------- ---------------
Energy -- (5.3%)
                  Adams Resources & Energy, Inc.                                       617      25,063             0.0%
                  Alon USA Energy, Inc.                                              7,498      90,651             0.0%
                  Anadarko Petroleum Corp.                                           9,133     520,764             0.1%
#*                Antero Resources Corp.                                            11,003     233,154             0.0%
#                 Apache Corp.                                                       9,488     461,496             0.1%
#*                Approach Resources, Inc.                                           4,800       9,936             0.0%
                  Archrock, Inc.                                                     7,171      84,618             0.0%
#*                Atwood Oceanics, Inc.                                              5,597      43,825             0.0%
                  Baker Hughes, Inc.                                                 8,539     506,960             0.1%
*                 Bill Barrett Corp.                                                 5,529      21,231             0.0%
#                 Bristow Group, Inc.                                                5,013      67,024             0.0%
                  Cabot Oil & Gas Corp.                                              9,210     214,040             0.0%
#*                Callon Petroleum Co.                                              11,098     131,400             0.0%
#*                CARBO Ceramics, Inc.                                               2,747      18,872             0.0%
                  Cheniere Energy Partners L.P. Holdings LLC                         1,223      31,407             0.0%
#*                Cheniere Energy, Inc.                                              5,268     238,904             0.0%
#*                Chesapeake Energy Corp.                                           50,518     265,725             0.0%
                  Chevron Corp.                                                     58,314   6,222,104             0.8%
                  Cimarex Energy Co.                                                   644      75,142             0.0%
#*                Clayton Williams Energy, Inc.                                      1,048     130,860             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Energy -- (Continued)
*                 Clean Energy Fuels Corp.                                           6,211 $   15,155             0.0%
*                 Cloud Peak Energy, Inc.                                            1,263      4,256             0.0%
*                 Concho Resources, Inc.                                             2,747    347,935             0.1%
                  ConocoPhillips                                                    34,586  1,657,015             0.2%
#*                CONSOL Energy, Inc.                                               19,998    303,570             0.1%
*                 Contango Oil & Gas Co.                                             3,481     24,924             0.0%
#*                Continental Resources, Inc.                                        1,944     82,445             0.0%
#                 Core Laboratories NV                                               3,256    360,830             0.1%
                  CVR Energy, Inc.                                                   4,948    108,312             0.0%
*                 Dawson Geophysical Co.                                             3,162     15,905             0.0%
                  Delek US Holdings, Inc.                                            8,233    198,168             0.0%
#*                Denbury Resources, Inc.                                           40,885     90,765             0.0%
                  Devon Energy Corp.                                                 2,790    110,177             0.0%
                  DHT Holdings, Inc.                                                 9,539     45,692             0.0%
#*                Diamond Offshore Drilling, Inc.                                    8,108    116,917             0.0%
*                 Diamondback Energy, Inc.                                           3,513    350,738             0.1%
#*                Dorian LPG, Ltd.                                                   6,121     55,640             0.0%
#*                Dril-Quip, Inc.                                                    4,778    246,306             0.0%
*                 Earthstone Energy, Inc.                                            2,192     29,526             0.0%
*                 Eclipse Resources Corp.                                           34,062     68,465             0.0%
*                 Energen Corp.                                                      5,530    287,505             0.0%
*                 ENGlobal Corp.                                                     1,300      2,093             0.0%
#                 EnLink Midstream LLC                                              10,289    189,832             0.0%
                  Ensco P.L.C. Class A                                              25,800    203,562             0.0%
                  EOG Resources, Inc.                                                7,193    665,352             0.1%
#*                EP Energy Corp. Class A                                           11,960     54,059             0.0%
#                 EQT Corp.                                                          3,809    221,455             0.0%
*                 Era Group, Inc.                                                    2,969     37,736             0.0%
                  Evolution Petroleum Corp.                                          4,359     34,872             0.0%
*                 Exterran Corp.                                                     5,185    141,913             0.0%
                  Exxon Mobil Corp.                                                 83,871  6,848,067             0.8%
#*                Forum Energy Technologies, Inc.                                   12,589    212,754             0.0%
                  Frank's International NV                                           8,700     79,170             0.0%
#                 GasLog, Ltd.                                                       5,790     81,060             0.0%
*                 Gastar Exploration, Inc.                                           4,420      5,790             0.0%
                  Green Plains, Inc.                                                 5,506    126,638             0.0%
                  Gulf Island Fabrication, Inc.                                      2,558     25,452             0.0%
*                 Gulfport Energy Corp.                                              7,156    113,637             0.0%
                  Hallador Energy Co.                                                3,488     23,335             0.0%
                  Halliburton Co.                                                    5,053    231,832             0.0%
*                 Helix Energy Solutions Group, Inc.                                19,274    117,957             0.0%
#                 Helmerich & Payne, Inc.                                            6,428    389,794             0.1%
#                 Hess Corp.                                                        16,974    828,840             0.1%
                  HollyFrontier Corp.                                               14,438    406,285             0.1%
#*                Jones Energy, Inc. Class A                                         1,622      3,244             0.0%
                  Kinder Morgan, Inc.                                               53,530  1,104,324             0.1%
#*                Kosmos Energy, Ltd.                                               26,388    158,592             0.0%
#*                Laredo Petroleum, Inc.                                            18,122    233,049             0.0%
                  Marathon Oil Corp.                                                45,746    680,243             0.1%
                  Marathon Petroleum Corp.                                          28,887  1,471,504             0.2%
*                 Matrix Service Co.                                                 3,400     39,950             0.0%
*                 McDermott International, Inc.                                     31,639    206,919             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Energy -- (Continued)
*                 Mitcham Industries, Inc.                                             900 $    4,275             0.0%
#                 Murphy Oil Corp.                                                  14,085    368,745             0.1%
                  Nabors Industries, Ltd.                                           29,855    308,701             0.1%
#                 National Oilwell Varco, Inc.                                      20,394    713,178             0.1%
*                 Natural Gas Services Group, Inc.                                   1,608     44,059             0.0%
*                 Newfield Exploration Co.                                           1,237     42,825             0.0%
*                 Newpark Resources, Inc.                                           10,666     81,595             0.0%
#                 Noble Corp. P.L.C.                                                26,750    128,400             0.0%
                  Noble Energy, Inc.                                                23,015    744,075             0.1%
#                 Nordic American Tankers, Ltd.                                        168      1,394             0.0%
#*                Northern Oil and Gas, Inc.                                         3,834      8,627             0.0%
*                 Oasis Petroleum, Inc.                                             24,098    287,730             0.0%
                  Occidental Petroleum Corp.                                        12,761    785,312             0.1%
                  Oceaneering International, Inc.                                    7,048    185,997             0.0%
*                 Oil States International, Inc.                                     6,592    196,112             0.0%
                  ONEOK, Inc.                                                       11,951    628,742             0.1%
*                 Pacific Ethanol, Inc.                                              4,800     32,640             0.0%
                  Panhandle Oil and Gas, Inc. Class A                                1,762     33,390             0.0%
#*                Par Pacific Holdings, Inc.                                         3,933     64,383             0.0%
*                 Parker Drilling Co.                                               17,479     28,840             0.0%
*                 Parsley Energy, Inc. Class A                                       7,197    214,399             0.0%
                  Patterson-UTI Energy, Inc.                                        15,658    338,917             0.1%
                  PBF Energy, Inc. Class A                                          11,865    264,827             0.0%
*                 PDC Energy, Inc.                                                   6,449    356,178             0.1%
*                 PHI, Inc. Non-Voting                                               1,325     15,542             0.0%
                  Phillips 66                                                       13,888  1,104,929             0.1%
*                 Pioneer Energy Services Corp.                                      8,189     24,976             0.0%
                  Pioneer Natural Resources Co.                                      2,893    500,460             0.1%
*                 QEP Resources, Inc.                                               13,630    160,970             0.0%
                  Range Resources Corp.                                              6,245    165,430             0.0%
#*                Renewable Energy Group, Inc.                                       4,824     50,411             0.0%
*                 REX American Resources Corp.                                         885     83,792             0.0%
*                 Rice Energy, Inc.                                                 20,252    431,165             0.1%
*                 RigNet, Inc.                                                       1,558     30,537             0.0%
#*                Ring Energy, Inc.                                                  4,350     52,200             0.0%
#*                Rowan Cos. P.L.C. Class A                                         17,328    243,805             0.0%
#                 RPC, Inc.                                                          3,600     65,412             0.0%
*                 RSP Permian, Inc.                                                  9,232    351,278             0.1%
                  Schlumberger, Ltd.                                                25,741  1,868,539             0.2%
                  Scorpio Tankers, Inc.                                             21,787     95,863             0.0%
*                 SEACOR Holdings, Inc.                                              2,286    150,099             0.0%
                  SemGroup Corp. Class A                                             5,566    185,348             0.0%
#                 Ship Finance International, Ltd.                                   7,432    104,420             0.0%
                  SM Energy Co.                                                      3,068     69,306             0.0%
*                 Southwestern Energy Co.                                           15,107    113,454             0.0%
#*                SRC Energy, Inc.                                                  26,286    198,196             0.0%
*                 Superior Energy Services, Inc.                                    18,649    225,280             0.0%
                  Targa Resources Corp.                                             11,124    613,266             0.1%
*                 TechnipFMC P.L.C.                                                 22,053    664,457             0.1%
#                 Teekay Corp.                                                       5,911     51,307             0.0%
                  Teekay Tankers, Ltd. Class A                                       4,200      8,610             0.0%
#*                Tesco Corp.                                                        5,458     35,750             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
Energy -- (Continued)
                  Tesoro Corp.                                                      15,860 $ 1,264,201             0.2%
*                 TETRA Technologies, Inc.                                          11,249      37,459             0.0%
#*                Transocean, Ltd.                                                  31,842     351,217             0.1%
*                 Unit Corp.                                                         6,753     145,122             0.0%
#                 US Silica Holdings, Inc.                                           6,008     249,332             0.0%
                  Valero Energy Corp.                                               23,933   1,546,311             0.2%
#*                Weatherford International P.L.C.                                  41,023     236,703             0.0%
                  Western Refining, Inc.                                            16,756     577,914             0.1%
*                 Whiting Petroleum Corp.                                           28,797     239,015             0.0%
*                 Willbros Group, Inc.                                                 549       1,510             0.0%
                  Williams Cos., Inc. (The)                                         10,137     310,496             0.1%
                  World Fuel Services Corp.                                          8,326     306,647             0.1%
*                 WPX Energy, Inc.                                                  35,569     424,338             0.1%
                                                                                           ----------- ---------------
Total Energy                                                                                48,071,140             5.8%
                                                                                           ----------- ---------------
Financials -- (19.5%)
                  1st Constitution Bancorp                                             749      13,407             0.0%
                  1st Source Corp.                                                   3,109     150,196             0.0%
                  A-Mark Precious Metals, Inc.                                       1,195      21,044             0.0%
                  Access National Corp.                                              1,915      54,252             0.0%
                  ACNB Corp.                                                           198       6,128             0.0%
                  Affiliated Managers Group, Inc.                                    3,228     534,525             0.1%
                  Aflac, Inc.                                                       14,641   1,096,318             0.1%
*                 Alleghany Corp.                                                      911     556,348             0.1%
*                 Allegiance Bancshares, Inc.                                        1,516      59,200             0.0%
                  Allied World Assurance Co. Holdings AG                             8,804     467,404             0.1%
                  Allstate Corp. (The)                                              12,870   1,046,202             0.1%
                  Ally Financial, Inc.                                              42,518     841,856             0.1%
*                 Ambac Financial Group, Inc.                                        5,554     107,914             0.0%
                  American Equity Investment Life Holding Co.                       11,551     273,990             0.0%
                  American Express Co.                                              30,083   2,384,078             0.3%
                  American Financial Group, Inc.                                     6,575     639,813             0.1%
                  American International Group, Inc.                                31,071   1,892,535             0.2%
                  American National Bankshares, Inc.                                 1,300      49,920             0.0%
                  American National Insurance Co.                                    1,834     214,431             0.0%
                  Ameriprise Financial, Inc.                                         9,462   1,209,717             0.2%
                  Ameris Bancorp                                                     3,698     174,176             0.0%
                  AMERISAFE, Inc.                                                    2,385     137,257             0.0%
                  AmeriServ Financial, Inc.                                            300       1,215             0.0%
#                 AmTrust Financial Services, Inc.                                  23,027     369,583             0.1%
                  Aon P.L.C.                                                         4,819     577,509             0.1%
*                 Arch Capital Group, Ltd.                                           8,502     824,439             0.1%
                  Argo Group International Holdings, Ltd.                            3,834     252,852             0.0%
                  Arrow Financial Corp.                                              2,103      72,028             0.0%
#                 Arthur J Gallagher & Co.                                           7,572     422,593             0.1%
#                 Artisan Partners Asset Management, Inc. Class A                    5,365     157,194             0.0%
                  Aspen Insurance Holdings, Ltd.                                     6,076     318,079             0.0%
                  Associated Banc-Corp                                              14,959     372,479             0.1%
                  Assurant, Inc.                                                     6,823     656,646             0.1%
                  Assured Guaranty, Ltd.                                            16,703     636,885             0.1%
*                 Asta Funding, Inc.                                                   271       2,276             0.0%
                  Astoria Financial Corp.                                           12,033     245,353             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Financials -- (Continued)
*                 Atlantic Capital Bancshares, Inc.                                   1,114 $   21,834             0.0%
*                 Atlanticus Holdings Corp.                                             886      2,304             0.0%
*                 Atlas Financial Holdings, Inc.                                      1,166     15,100             0.0%
                  Axis Capital Holdings, Ltd.                                         6,233    410,755             0.1%
                  Baldwin & Lyons, Inc. Class B                                       2,066     50,617             0.0%
#                 Banc of California, Inc.                                            6,373    138,294             0.0%
                  BancFirst Corp.                                                     1,995    191,620             0.0%
*                 Bancorp, Inc. (The)                                                 8,154     52,593             0.0%
                  BancorpSouth, Inc.                                                 12,134    369,480             0.1%
                  Bank Mutual Corp.                                                   5,859     53,903             0.0%
                  Bank of America Corp.                                             312,087  7,284,111             0.9%
                  Bank of Commerce Holdings                                             300      3,375             0.0%
#                 Bank of Hawaii Corp.                                                5,432    442,599             0.1%
                  Bank of Marin Bancorp                                                 851     53,741             0.0%
                  Bank of New York Mellon Corp. (The)                                37,961  1,786,445             0.2%
#                 Bank of the Ozarks, Inc.                                           13,194    626,319             0.1%
                  BankFinancial Corp.                                                 2,924     43,217             0.0%
                  BankUnited, Inc.                                                   11,350    400,541             0.1%
                  Banner Corp.                                                        4,468    246,634             0.0%
                  Bar Harbor Bankshares                                               1,390     42,798             0.0%
                  BB&T Corp.                                                         28,752  1,241,511             0.2%
                  Bear State Financial, Inc.                                          1,200     11,256             0.0%
                  Beneficial Bancorp, Inc.                                            9,704    155,264             0.0%
*                 Berkshire Hathaway, Inc. Class B                                   22,504  3,717,886             0.5%
                  Berkshire Hills Bancorp, Inc.                                       4,416    165,600             0.0%
                  BGC Partners, Inc. Class A                                         47,111    536,123             0.1%
                  BlackRock, Inc.                                                     4,096  1,575,199             0.2%
                  Blue Hills Bancorp, Inc.                                            3,822     69,178             0.0%
                  BNC Bancorp                                                         5,956    199,228             0.0%
#*                BofI Holding, Inc.                                                  6,440    153,852             0.0%
                  BOK Financial Corp.                                                 4,530    381,834             0.1%
                  Boston Private Financial Holdings, Inc.                            11,675    182,130             0.0%
                  Bridge Bancorp, Inc.                                                1,746     63,293             0.0%
                  Brookline Bancorp, Inc.                                             9,177    133,525             0.0%
                  Brown & Brown, Inc.                                                 9,786    419,819             0.1%
                  Bryn Mawr Bank Corp.                                                2,559    109,781             0.0%
*                 BSB Bancorp, Inc.                                                   1,168     34,047             0.0%
                  C&F Financial Corp.                                                   500     25,000             0.0%
                  Camden National Corp.                                               2,329     99,565             0.0%
                  Capital Bank Financial Corp. Class A                                3,466    143,839             0.0%
                  Capital City Bank Group, Inc.                                       2,300     47,403             0.0%
                  Capital One Financial Corp.                                        17,582  1,413,241             0.2%
                  Capitol Federal Financial, Inc.                                    18,317    267,978             0.0%
#                 Carolina Financial Corp.                                            1,116     34,440             0.0%
*                 Cascade Bancorp                                                    10,068     75,309             0.0%
                  Cathay General Bancorp                                              8,925    339,596             0.1%
                  CBOE Holdings, Inc.                                                 4,279    352,632             0.1%
                  CenterState Banks, Inc.                                             6,643    167,603             0.0%
                  Central Pacific Financial Corp.                                     4,075    127,466             0.0%
                  Central Valley Community Bancorp                                    1,231     27,956             0.0%
                  Century Bancorp, Inc. Class A                                         165     10,403             0.0%
                  Charles Schwab Corp. (The)                                         25,626    995,570             0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Financials -- (Continued)
                  Charter Financial Corp.                                            2,547 $   46,737             0.0%
                  Chemical Financial Corp.                                           7,490    355,400             0.1%
                  Chubb, Ltd.                                                       13,575  1,863,169             0.2%
                  Cincinnati Financial Corp.                                         9,374    675,772             0.1%
                  CIT Group, Inc.                                                   14,133    654,499             0.1%
                  Citigroup, Inc.                                                   77,305  4,570,272             0.6%
                  Citizens & Northern Corp.                                          1,891     43,966             0.0%
                  Citizens Financial Group, Inc.                                    23,131    849,139             0.1%
                  Citizens Holding Co.                                                 160      3,816             0.0%
#*                Citizens, Inc.                                                     3,580     25,239             0.0%
#                 City Holding Co.                                                   1,916    136,208             0.0%
                  Civista Bancshares, Inc.                                             330      7,171             0.0%
                  Clifton Bancorp, Inc.                                              3,131     52,288             0.0%
                  CME Group, Inc.                                                    7,831    909,884             0.1%
                  CNB Financial Corp.                                                2,238     53,466             0.0%
                  CNO Financial Group, Inc.                                         13,279    279,789             0.0%
                  CoBiz Financial, Inc.                                              5,967     98,038             0.0%
                  Codorus Valley Bancorp, Inc.                                         105      3,044             0.0%
#                 Cohen & Steers, Inc.                                               6,620    264,138             0.0%
                  Columbia Banking System, Inc.                                      7,620    301,066             0.0%
                  Comerica, Inc.                                                     9,801    692,931             0.1%
                  Commerce Bancshares, Inc.                                          7,324    402,454             0.1%
#                 Community Bank System, Inc.                                        5,810    325,069             0.0%
#*                Community Bankers Trust Corp.                                        100        795             0.0%
                  Community Trust Bancorp, Inc.                                      2,316    104,104             0.0%
                  ConnectOne Bancorp, Inc.                                           3,612     80,186             0.0%
*                 Consumer Portfolio Services, Inc.                                  4,008     19,519             0.0%
#*                Cowen Group, Inc. Class A                                          3,227     51,309             0.0%
                  Crawford & Co. Class A                                             2,549     22,763             0.0%
                  Crawford & Co. Class B                                             3,450     37,640             0.0%
#*                Credit Acceptance Corp.                                            2,579    524,182             0.1%
*                 CU Bancorp                                                         2,279     84,950             0.0%
                  Cullen/Frost Bankers, Inc.                                         5,510    520,089             0.1%
*                 Customers Bancorp, Inc.                                            3,940    121,864             0.0%
#                 CVB Financial Corp.                                               14,531    312,998             0.0%
                  Diamond Hill Investment Group, Inc.                                  832    168,189             0.0%
                  Dime Community Bancshares, Inc.                                    5,064     98,495             0.0%
                  Discover Financial Services                                       22,080  1,381,987             0.2%
                  DNB Financial Corp.                                                  400     13,780             0.0%
                  Donegal Group, Inc. Class A                                        3,167     52,762             0.0%
*                 Donnelley Financial Solutions, Inc.                                2,185     48,551             0.0%
*                 E*TRADE Financial Corp.                                           19,854    685,956             0.1%
*                 Eagle Bancorp, Inc.                                                3,579    214,382             0.0%
                  East West Bancorp, Inc.                                           12,725    690,586             0.1%
#                 Eaton Vance Corp.                                                 11,344    486,998             0.1%
*                 eHealth, Inc.                                                      2,377     33,706             0.0%
                  EMC Insurance Group, Inc.                                          2,748     78,813             0.0%
                  Employers Holdings, Inc.                                           4,163    166,520             0.0%
#*                Encore Capital Group, Inc.                                         2,577     85,943             0.0%
*                 Enova International, Inc.                                          4,592     65,206             0.0%
*                 Enstar Group, Ltd.                                                 1,596    310,901             0.0%
                  Enterprise Bancorp, Inc.                                             600     21,006             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Financials -- (Continued)
                  Enterprise Financial Services Corp.                                2,933 $  123,919             0.0%
                  Erie Indemnity Co. Class A                                         1,217    150,689             0.0%
                  ESSA Bancorp, Inc.                                                 1,600     24,208             0.0%
*                 Essent Group, Ltd.                                                 9,312    344,637             0.1%
                  EverBank Financial Corp.                                          13,138    256,191             0.0%
                  Evercore Partners, Inc. Class A                                    5,400    398,250             0.1%
                  Everest Re Group, Ltd.                                             2,859    719,639             0.1%
*                 Ezcorp, Inc. Class A                                               8,301     75,124             0.0%
#                 FactSet Research Systems, Inc.                                     1,548    252,726             0.0%
                  Farmers Capital Bank Corp.                                         1,252     51,958             0.0%
                  Farmers National Banc Corp.                                        4,026     57,572             0.0%
                  FBL Financial Group, Inc. Class A                                  1,900    126,350             0.0%
*                 FCB Financial Holdings, Inc. Class A                               4,962    234,454             0.0%
                  Federal Agricultural Mortgage Corp. Class C                          900     51,345             0.0%
#                 Federated Investors, Inc. Class B                                 15,704    421,181             0.1%
                  Federated National Holding Co.                                     1,756     28,236             0.0%
                  Fidelity Southern Corp.                                            3,832     86,297             0.0%
                  Fifth Third Bancorp                                               50,528  1,234,399             0.2%
#                 Financial Engines, Inc.                                            4,147    176,247             0.0%
                  Financial Institutions, Inc.                                       2,100     70,350             0.0%
*                 First Acceptance Corp.                                               900      1,044             0.0%
                  First American Financial Corp.                                    13,207    573,316             0.1%
*                 First BanCorp(318672706)                                          28,865    169,726             0.0%
                  First Bancorp(318910106)                                           2,995     89,970             0.0%
                  First Bancorp, Inc.                                                1,481     39,943             0.0%
                  First Busey Corp.                                                  4,727    141,574             0.0%
                  First Business Financial Services, Inc.                              989     26,278             0.0%
                  First Citizens BancShares, Inc. Class A                            1,300    452,478             0.1%
                  First Commonwealth Financial Corp.                                11,841    152,867             0.0%
                  First Community Bancshares, Inc.                                   2,390     63,239             0.0%
                  First Connecticut Bancorp, Inc.                                    1,932     51,584             0.0%
                  First Defiance Financial Corp.                                       812     43,556             0.0%
                  First Financial Bancorp                                            8,225    227,421             0.0%
#                 First Financial Bankshares, Inc.                                   7,745    309,413             0.0%
                  First Financial Corp.                                              1,138     55,534             0.0%
                  First Financial Northwest, Inc.                                    1,800     28,224             0.0%
*                 First Foundation, Inc.                                             4,364     68,515             0.0%
#                 First Horizon National Corp.                                      27,392    502,643             0.1%
                  First Interstate BancSystem, Inc. Class A                          2,890    109,097             0.0%
                  First Merchants Corp.                                              5,309    219,686             0.0%
                  First Mid-Illinois Bancshares, Inc.                                  104      3,391             0.0%
                  First Midwest Bancorp, Inc.                                       10,686    242,679             0.0%
*                 First Northwest Bancorp                                            1,283     21,118             0.0%
                  First of Long Island Corp. (The)                                   3,492     94,982             0.0%
                  First Republic Bank                                                6,411    592,761             0.1%
                  First South Bancorp, Inc.                                            100      1,298             0.0%
                  FirstCash, Inc.                                                    6,149    319,441             0.0%
*                 Flagstar Bancorp, Inc.                                             7,262    212,341             0.0%
                  Flushing Financial Corp.                                           3,863    113,881             0.0%
                  FNB Corp.                                                         33,221    473,067             0.1%
#                 FNF Group                                                         14,809    606,429             0.1%
*                 FNFV Group                                                         9,460    129,602             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Financials -- (Continued)
*                 Franklin Financial Network, Inc.                                   1,130 $   45,822             0.0%
                  Franklin Resources, Inc.                                          15,160    653,548             0.1%
                  Fulton Financial Corp.                                            17,720    326,934             0.1%
                  Gain Capital Holdings, Inc.                                        6,727     47,694             0.0%
                  GAMCO Investors, Inc. Class A                                      1,000     28,700             0.0%
*                 Genworth Financial, Inc. Class A                                  60,600    244,824             0.0%
#                 German American Bancorp, Inc.                                      3,254    106,975             0.0%
                  Glacier Bancorp, Inc.                                              9,293    313,918             0.0%
*                 Global Indemnity, Ltd.                                             1,700     68,935             0.0%
                  Goldman Sachs Group, Inc. (The)                                   10,439  2,336,248             0.3%
*                 Great Elm Capital Group, Inc.                                        619      2,259             0.0%
                  Great Southern Bancorp, Inc.                                       2,048    102,707             0.0%
                  Great Western Bancorp, Inc.                                        7,100    292,520             0.0%
*                 Green Bancorp, Inc.                                                3,214     57,852             0.0%
*                 Green Dot Corp. Class A                                            6,526    223,777             0.0%
#                 Greenhill & Co., Inc.                                              3,377     85,438             0.0%
*                 Greenlight Capital Re, Ltd. Class A                                4,400     94,820             0.0%
                  Guaranty Bancorp                                                   2,400     60,360             0.0%
*                 Hallmark Financial Services, Inc.                                  2,410     25,329             0.0%
                  Hancock Holding Co.                                                8,497    396,810             0.1%
                  Hanmi Financial Corp.                                              4,379    127,210             0.0%
                  Hanover Insurance Group, Inc. (The)                                4,230    373,382             0.1%
                  Hartford Financial Services Group, Inc. (The)                     24,789  1,198,796             0.2%
                  HCI Group, Inc.                                                    1,645     78,450             0.0%
                  Heartland Financial USA, Inc.                                      3,335    160,080             0.0%
                  Hennessy Advisors, Inc.                                            1,107     18,830             0.0%
                  Heritage Commerce Corp.                                            5,400     77,112             0.0%
                  Heritage Financial Corp.                                           3,817    100,769             0.0%
#                 Heritage Insurance Holdings, Inc.                                  2,601     31,472             0.0%
                  Hilltop Holdings, Inc.                                            12,037    334,749             0.1%
                  Hingham Institution for Savings                                      155     27,821             0.0%
                  Home Bancorp, Inc.                                                   500     18,570             0.0%
                  Home BancShares, Inc.                                             17,418    443,288             0.1%
*                 HomeStreet, Inc.                                                   3,322     86,372             0.0%
*                 HomeTrust Bancshares, Inc.                                         3,038     75,950             0.0%
                  Hope Bancorp, Inc.                                                17,925    328,207             0.1%
                  HopFed Bancorp, Inc.                                                   6         89             0.0%
                  Horace Mann Educators Corp.                                        5,104    197,270             0.0%
                  Horizon Bancorp                                                    2,928     79,027             0.0%
                  Huntington Bancshares, Inc.                                       69,183    889,693             0.1%
                  Iberiabank Corp.                                                   4,215    334,460             0.1%
                  Independence Holding Co.                                           2,048     38,810             0.0%
                  Independent Bank Corp.                                             3,527    223,259             0.0%
                  Independent Bank Group, Inc.                                       2,486    149,533             0.0%
                  Infinity Property & Casualty Corp.                                 1,119    111,061             0.0%
                  Interactive Brokers Group, Inc. Class A                           10,580    368,501             0.1%
                  Intercontinental Exchange, Inc.                                   20,067  1,208,033             0.2%
                  International Bancshares Corp.                                     8,557    320,032             0.0%
*                 INTL. FCStone, Inc.                                                2,667     99,612             0.0%
                  Invesco, Ltd.                                                     28,982    954,667             0.1%
                  Investment Technology Group, Inc.                                  3,300     65,703             0.0%
#                 Investors Bancorp, Inc.                                           28,466    394,254             0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Financials -- (Continued)
                  Investors Title Co.                                                   166 $    29,585             0.0%
                  James River Group Holdings, Ltd.                                    3,778     164,570             0.0%
                  Janus Capital Group, Inc.                                          20,172     275,550             0.0%
                  JPMorgan Chase & Co.                                              135,834  11,817,558             1.4%
*                 KCG Holdings, Inc. Class A                                         10,554     210,025             0.0%
                  Kearny Financial Corp.                                             11,135     162,571             0.0%
                  Kemper Corp.                                                        6,712     264,117             0.0%
                  KeyCorp                                                            48,705     888,379             0.1%
                  Kingstone Cos., Inc.                                                  707      10,570             0.0%
*                 Ladenburg Thalmann Financial Services, Inc.                        20,093      55,859             0.0%
                  Lakeland Bancorp, Inc.                                              5,645     109,795             0.0%
                  Lakeland Financial Corp.                                            2,564     117,072             0.0%
                  LCNB Corp.                                                            700      15,505             0.0%
                  LegacyTexas Financial Group, Inc.                                   6,271     237,107             0.0%
#                 Legg Mason, Inc.                                                    8,726     326,178             0.1%
#*                LendingClub Corp.                                                  34,900     204,165             0.0%
*                 LendingTree, Inc.                                                     779     109,761             0.0%
                  Leucadia National Corp.                                            20,826     528,772             0.1%
                  Lincoln National Corp.                                             13,446     886,495             0.1%
                  Loews Corp.                                                        19,843     925,081             0.1%
                  LPL Financial Holdings, Inc.                                       14,924     627,405             0.1%
                  M&T Bank Corp.                                                      4,946     768,658             0.1%
                  Macatawa Bank Corp.                                                 4,300      41,151             0.0%
                  Maiden Holdings, Ltd.                                              11,028     136,196             0.0%
                  MainSource Financial Group, Inc.                                    3,341     114,262             0.0%
                  Manning & Napier, Inc.                                              1,962      11,380             0.0%
*                 Markel Corp.                                                          818     793,133             0.1%
                  MarketAxess Holdings, Inc.                                          1,600     308,032             0.0%
                  Marlin Business Services Corp.                                      1,780      45,301             0.0%
                  Marsh & McLennan Cos., Inc.                                         9,234     684,516             0.1%
                  MB Financial, Inc.                                                  8,456     359,465             0.1%
*                 MBIA, Inc.                                                         17,849     149,932             0.0%
                  MBT Financial Corp.                                                 3,354      37,565             0.0%
                  Mercantile Bank Corp.                                               2,362      79,434             0.0%
                  Merchants Bancshares, Inc.                                            666      33,167             0.0%
#                 Mercury General Corp.                                               5,419     333,214             0.1%
                  Meridian Bancorp, Inc.                                              6,693     117,462             0.0%
                  Meta Financial Group, Inc.                                          1,255     106,549             0.0%
                  MetLife, Inc.                                                      26,124   1,353,484             0.2%
*                 MGIC Investment Corp.                                              12,754     134,427             0.0%
                  MidSouth Bancorp, Inc.                                              1,200      18,300             0.0%
                  MidWestOne Financial Group, Inc.                                    1,517      52,640             0.0%
                  Moelis & Co. Class A                                                2,728     100,118             0.0%
                  Moody's Corp.                                                       3,150     372,708             0.1%
                  Morgan Stanley                                                     49,770   2,158,525             0.3%
                  Morningstar, Inc.                                                   3,514     256,979             0.0%
                  MSCI, Inc.                                                          3,135     314,503             0.0%
                  MutualFirst Financial, Inc.                                           500      16,475             0.0%
                  Nasdaq, Inc.                                                        9,599     661,083             0.1%
                  National Bank Holdings Corp. Class A                                3,572     112,768             0.0%
#                 National Bankshares, Inc.                                             518      21,782             0.0%
*                 National Commerce Corp.                                               707      27,361             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                     PERCENTAGE
                                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                                 ------ ---------- ---------------
Financials -- (Continued)
               National General Holdings Corp.                                   13,905 $  316,200             0.0%
               National Western Life Group, Inc. Class A                            388    118,821             0.0%
#*             Nationstar Mortgage Holdings, Inc.                                 6,255    100,768             0.0%
               Navient Corp.                                                     48,122    731,454             0.1%
               Navigators Group, Inc. (The)                                       3,894    210,471             0.0%
               NBT Bancorp, Inc.                                                  5,654    215,870             0.0%
               Nelnet, Inc. Class A                                               4,163    187,377             0.0%
               New York Community Bancorp, Inc.                                  28,933    384,520             0.1%
               NewStar Financial, Inc.                                            5,176     55,590             0.0%
*              Nicholas Financial, Inc.                                             801      7,994             0.0%
*              NMI Holdings, Inc. Class A                                         9,063    105,131             0.0%
               Northern Trust Corp.                                               8,397    755,730             0.1%
               Northfield Bancorp, Inc.                                           6,107    112,247             0.0%
               Northrim BanCorp, Inc.                                               900     28,800             0.0%
               Northwest Bancshares, Inc.                                        13,513    218,100             0.0%
               OceanFirst Financial Corp.                                         3,230     89,310             0.0%
#*             Ocwen Financial Corp.                                             14,518     33,246             0.0%
               OFG Bancorp                                                        6,578     76,963             0.0%
               Old Line Bancshares, Inc.                                          1,300     36,088             0.0%
               Old National Bancorp.                                             17,268    290,102             0.0%
               Old Republic International Corp.                                  30,311    626,831             0.1%
               Old Second Bancorp, Inc.                                           2,390     28,680             0.0%
               OM Asset Management P.L.C.                                        12,488    194,313             0.0%
               OneBeacon Insurance Group, Ltd. Class A                            3,660     58,377             0.0%
#*             OneMain Holdings, Inc.                                            13,544    315,846             0.0%
               Oppenheimer Holdings, Inc. Class A                                 1,497     25,898             0.0%
               Opus Bank                                                          2,647     59,690             0.0%
               Oritani Financial Corp.                                            5,492     93,089             0.0%
               Orrstown Financial Services, Inc.                                    909     19,498             0.0%
               Pacific Continental Corp.                                          2,959     73,975             0.0%
*              Pacific Mercantile Bancorp                                         2,550     19,763             0.0%
*              Pacific Premier Bancorp, Inc.                                      5,188    189,621             0.0%
               PacWest Bancorp                                                    8,826    435,916             0.1%
               Park National Corp.                                                1,852    195,256             0.0%
               Park Sterling Corp.                                                7,735     95,140             0.0%
               Peapack Gladstone Financial Corp.                                  2,129     68,256             0.0%
#              Penns Woods Bancorp, Inc.                                            829     34,569             0.0%
*              PennyMac Financial Services, Inc. Class A                          5,123     84,530             0.0%
#              People's United Financial, Inc.                                   22,691    396,412             0.1%
               People's Utah Bancorp                                              1,400     36,960             0.0%
               Peoples Bancorp, Inc.                                              2,534     84,838             0.0%
#              Peoples Financial Services Corp.                                     400     17,976             0.0%
*              PHH Corp.                                                          7,228     93,241             0.0%
*              PICO Holdings, Inc.                                                3,320     53,452             0.0%
               Pinnacle Financial Partners, Inc.                                  4,928    315,392             0.0%
               Piper Jaffray Cos.                                                 1,000     62,600             0.0%
               PJT Partners, Inc. Class A                                         1,378     47,761             0.0%
               PNC Financial Services Group, Inc. (The)                          17,239  2,064,370             0.3%
               Popular, Inc.                                                     10,732    449,778             0.1%
#*             PRA Group, Inc.                                                    6,114    196,871             0.0%
               Preferred Bank                                                     1,595     84,519             0.0%
               Premier Financial Bancorp, Inc.                                    1,519     32,552             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Financials -- (Continued)
                  Primerica, Inc.                                                    7,005 $  587,019             0.1%
                  Principal Financial Group, Inc.                                   20,121  1,310,481             0.2%
                  PrivateBancorp, Inc.                                               7,432    429,347             0.1%
                  ProAssurance Corp.                                                 5,066    313,585             0.0%
                  Progressive Corp. (The)                                           21,246    843,891             0.1%
                  Prosperity Bancshares, Inc.                                        6,344    426,317             0.1%
                  Provident Financial Holdings, Inc.                                 1,300     24,999             0.0%
                  Provident Financial Services, Inc.                                 8,532    219,187             0.0%
                  Prudential Bancorp, Inc.                                             845     15,142             0.0%
                  Prudential Financial, Inc.                                        12,476  1,335,306             0.2%
                  Pzena Investment Management, Inc. Class A                          1,300     13,377             0.0%
                  QCR Holdings, Inc.                                                 1,925     87,780             0.0%
                  Radian Group, Inc.                                                10,400    175,552             0.0%
                  Raymond James Financial, Inc.                                      9,246    689,012             0.1%
*                 Regional Management Corp.                                          1,515     30,042             0.0%
                  Regions Financial Corp.                                           80,198  1,102,722             0.1%
                  Reinsurance Group of America, Inc.                                 3,994    499,410             0.1%
                  RenaissanceRe Holdings, Ltd.                                       3,798    539,962             0.1%
                  Renasant Corp.                                                     5,525    234,260             0.0%
                  Republic Bancorp, Inc. Class A                                     2,487     89,482             0.0%
#*                Republic First Bancorp, Inc.                                       1,200     10,320             0.0%
                  Riverview Bancorp, Inc.                                              100        726             0.0%
                  RLI Corp.                                                          4,392    251,310             0.0%
                  S&P Global, Inc.                                                   4,120    552,863             0.1%
                  S&T Bancorp, Inc.                                                  4,661    167,610             0.0%
*                 Safeguard Scientifics, Inc.                                        2,419     30,721             0.0%
                  Safety Insurance Group, Inc.                                       1,990    144,076             0.0%
                  Sandy Spring Bancorp, Inc.                                         3,057    132,215             0.0%
*                 Santander Consumer USA Holdings, Inc.                             42,080    536,099             0.1%
*                 Seacoast Banking Corp. of Florida                                  5,032    121,774             0.0%
                  SEI Investments Co.                                                3,712    188,236             0.0%
                  Selective Insurance Group, Inc.                                    6,923    365,534             0.1%
#                 ServisFirst Bancshares, Inc.                                       6,982    263,920             0.0%
                  Shore Bancshares, Inc.                                             1,532     25,416             0.0%
                  SI Financial Group, Inc.                                           1,043     15,593             0.0%
                  Sierra Bancorp                                                     1,944     48,736             0.0%
*                 Signature Bank                                                     3,203    443,455             0.1%
                  Silvercrest Asset Management Group, Inc. Class A                     800     10,920             0.0%
                  Simmons First National Corp. Class A                               4,002    218,709             0.0%
*                 SLM Corp.                                                         57,783    724,599             0.1%
                  South State Corp.                                                  3,144    277,144             0.0%
*                 Southern First Bancshares, Inc.                                      700     23,590             0.0%
                  Southern Missouri Bancorp, Inc.                                      512     17,050             0.0%
                  Southern National Bancorp of Virginia, Inc.                        1,622     29,537             0.0%
                  Southside Bancshares, Inc.                                         3,401    118,083             0.0%
                  Southwest Bancorp, Inc.                                            2,616     67,885             0.0%
                  State Auto Financial Corp.                                         5,412    145,420             0.0%
                  State Bank Financial Corp.                                         4,490    120,601             0.0%
                  State National Cos., Inc.                                          4,369     64,093             0.0%
                  State Street Corp.                                                11,769    987,419             0.1%
                  Sterling Bancorp                                                  15,910    369,907             0.1%
                  Stewart Information Services Corp.                                 2,952    140,043             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Financials -- (Continued)
*                 Stifel Financial Corp.                                             6,700 $  327,429             0.1%
                  Stock Yards Bancorp, Inc.                                          2,100     86,100             0.0%
                  Stonegate Bank                                                     1,770     81,243             0.0%
                  Summit Financial Group, Inc.                                         333      7,283             0.0%
                  Sun Bancorp, Inc.                                                  2,206     55,040             0.0%
                  SunTrust Banks, Inc.                                              17,392    988,040             0.1%
*                 SVB Financial Group                                                4,028    708,686             0.1%
                  Synchrony Financial                                               36,970  1,027,766             0.1%
#                 Synovus Financial Corp.                                           14,513    606,643             0.1%
                  T Rowe Price Group, Inc.                                          19,849  1,407,096             0.2%
                  TCF Financial Corp.                                               22,343    368,883             0.1%
                  TD Ameritrade Holding Corp.                                        8,009    306,504             0.0%
                  Territorial Bancorp, Inc.                                          1,300     40,235             0.0%
*                 Texas Capital Bancshares, Inc.                                     5,537    421,366             0.1%
                  TFS Financial Corp.                                                6,187    102,333             0.0%
*                 Third Point Reinsurance, Ltd.                                      2,702     32,694             0.0%
                  Timberland Bancorp, Inc.                                             500     11,085             0.0%
                  Tiptree, Inc.                                                      5,339     37,640             0.0%
#                 Tompkins Financial Corp.                                           1,833    151,534             0.0%
                  Torchmark Corp.                                                    8,299    636,616             0.1%
                  Towne Bank                                                         8,161    264,824             0.0%
                  Travelers Cos., Inc. (The)                                        16,510  2,008,607             0.3%
                  Trico Bancshares                                                   3,256    115,458             0.0%
*                 TriState Capital Holdings, Inc.                                    3,588     89,341             0.0%
*                 Triumph Bancorp, Inc.                                              2,126     47,622             0.0%
                  TrustCo Bank Corp. NY                                             13,664    108,629             0.0%
                  Trustmark Corp.                                                    8,877    294,894             0.0%
                  U.S. Bancorp.                                                     57,035  2,924,755             0.4%
                  UMB Financial Corp.                                                4,904    355,491             0.1%
                  Umpqua Holdings Corp.                                             19,437    343,452             0.1%
                  Union Bankshares Corp.                                             5,694    194,963             0.0%
#                 United Bankshares, Inc.                                           10,367    413,643             0.1%
                  United Community Banks, Inc.                                       9,195    251,483             0.0%
                  United Community Financial Corp.                                   6,434     54,946             0.0%
                  United Financial Bancorp, Inc.                                     6,408    110,666             0.0%
                  United Fire Group, Inc.                                            3,389    149,116             0.0%
                  United Insurance Holdings Corp.                                    2,457     37,494             0.0%
*                 United Security Bancshares                                           402      3,357             0.0%
                  Universal Insurance Holdings, Inc.                                 6,041    157,368             0.0%
                  Univest Corp. of Pennsylvania                                      3,467    105,050             0.0%
                  Unum Group                                                        16,647    771,256             0.1%
                  Validus Holdings, Ltd.                                             7,634    422,008             0.1%
                  Valley National Bancorp                                           26,565    312,404             0.0%
                  Value Line, Inc.                                                     213      3,723             0.0%
*                 Veritex Holdings, Inc.                                               945     25,458             0.0%
#                 Virtu Financial, Inc. Class A                                      4,130     63,602             0.0%
#                 Virtus Investment Partners, Inc.                                   1,053    112,039             0.0%
                  Voya Financial, Inc.                                              10,932    408,638             0.1%
#                 Waddell & Reed Financial, Inc. Class A                             8,882    159,787             0.0%
*                 Walker & Dunlop, Inc.                                              4,183    187,608             0.0%
                  Washington Federal, Inc.                                          10,134    341,516             0.1%
                  Washington Trust Bancorp, Inc.                                     2,152    105,878             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Financials -- (Continued)
                  WashingtonFirst Bankshares, Inc.                                    1,472 $     41,407             0.0%
                  Waterstone Financial, Inc.                                          4,026       76,494             0.0%
                  Webster Financial Corp.                                            10,446      530,761             0.1%
                  Wells Fargo & Co.                                                 190,218   10,241,337             1.2%
                  WesBanco, Inc.                                                      5,439      216,527             0.0%
                  West Bancorporation, Inc.                                           1,799       41,917             0.0%
                  Westamerica Bancorporation                                          1,988      109,380             0.0%
*                 Western Alliance Bancorp                                           12,318      590,032             0.1%
                  Western New England Bancorp, Inc.                                   3,241       34,031             0.0%
                  Westwood Holdings Group, Inc.                                       1,130       63,054             0.0%
                  White Mountains Insurance Group, Ltd.                                 482      414,009             0.1%
                  Willis Towers Watson P.L.C.                                         8,108    1,075,283             0.1%
                  Wintrust Financial Corp.                                            6,059      429,341             0.1%
#                 WisdomTree Investments, Inc.                                        9,500       79,325             0.0%
#*                WMIH Corp.                                                          5,650        8,475             0.0%
*                 World Acceptance Corp.                                                900       47,610             0.0%
#                 WR Berkley Corp.                                                    9,194      625,008             0.1%
                  WSFS Financial Corp.                                                3,632      171,430             0.0%
*                 Xenith Bankshares, Inc.                                               270        7,295             0.0%
                  XL Group, Ltd.                                                     15,291      639,928             0.1%
                  Zions Bancorporation                                               11,506      460,585             0.1%
                                                                                            ------------ ---------------
Total Financials                                                                             175,053,226            21.2%
                                                                                            ------------ ---------------
Health Care -- (6.7%)
#                 Abaxis, Inc.                                                        2,536      114,196             0.0%
                  Abbott Laboratories                                                38,682    1,688,082             0.2%
#*                Abeona Therapeutics, Inc.                                           3,000       16,950             0.0%
*                 ABIOMED, Inc.                                                       1,360      177,235             0.0%
#*                Acadia Healthcare Co., Inc.                                         8,750      381,325             0.1%
*                 Accuray, Inc.                                                       7,598       34,571             0.0%
                  Aceto Corp.                                                         3,079       48,802             0.0%
*                 Acorda Therapeutics, Inc.                                           4,272       68,993             0.0%
*                 Adamas Pharmaceuticals, Inc.                                        2,400       39,312             0.0%
*                 Addus HomeCare Corp.                                                1,700       57,715             0.0%
                  Aetna, Inc.                                                        15,796    2,133,566             0.3%
#*                Akorn, Inc.                                                        15,300      511,785             0.1%
#*                Albany Molecular Research, Inc.                                     2,219       35,526             0.0%
*                 Alere, Inc.                                                         8,442      415,093             0.1%
*                 Alexion Pharmaceuticals, Inc.                                       2,701      345,134             0.1%
*                 Align Technology, Inc.                                              2,661      358,224             0.1%
*                 Alkermes P.L.C.                                                       689       40,134             0.0%
*                 Alliance HealthCare Services, Inc.                                    450        5,895             0.0%
*                 Allscripts Healthcare Solutions, Inc.                              17,776      212,779             0.0%
*                 Almost Family, Inc.                                                 1,609       79,887             0.0%
#*                Alnylam Pharmaceuticals, Inc.                                       2,454      131,534             0.0%
*                 AMAG Pharmaceuticals, Inc.                                          2,360       57,584             0.0%
*                 Amedisys, Inc.                                                      3,000      162,600             0.0%
#                 AmerisourceBergen Corp.                                             6,609      542,268             0.1%
                  Amgen, Inc.                                                        16,166    2,640,231             0.3%
*                 AMN Healthcare Services, Inc.                                       7,440      303,924             0.1%
*                 Amphastar Pharmaceuticals, Inc.                                     4,515       68,177             0.0%
                  Analogic Corp.                                                      1,418      101,883             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Health Care -- (Continued)
*                 AngioDynamics, Inc.                                                5,619 $   87,207             0.0%
*                 Anika Therapeutics, Inc.                                           2,097     96,735             0.0%
                  Anthem, Inc.                                                      10,135  1,802,915             0.2%
*                 Applied Genetic Technologies Corp.                                   868      4,861             0.0%
#*                Aptevo Therapeutics, Inc.                                          1,916      3,832             0.0%
#*                Aratana Therapeutics, Inc.                                           479      2,970             0.0%
*                 Ardelyx, Inc.                                                      2,640     35,376             0.0%
*                 Assembly Biosciences, Inc.                                         1,358     32,090             0.0%
#*                athenahealth, Inc.                                                 1,448    141,918             0.0%
                  Atrion Corp.                                                         296    153,062             0.0%
*                 BioMarin Pharmaceutical, Inc.                                        980     93,923             0.0%
*                 BioSpecifics Technologies Corp.                                    1,201     68,133             0.0%
*                 BioTelemetry, Inc.                                                 4,193    137,950             0.0%
*                 Bioverativ, Inc.                                                   3,881    228,242             0.0%
#*                Bluebird Bio, Inc.                                                   700     62,265             0.0%
*                 Boston Scientific Corp.                                            7,959    209,958             0.0%
*                 Bovie Medical Corp.                                                  200        540             0.0%
#*                Brookdale Senior Living, Inc.                                     13,211    171,611             0.0%
                  Bruker Corp.                                                       8,800    214,632             0.0%
*                 Cambrex Corp.                                                      5,775    342,746             0.1%
                  Cantel Medical Corp.                                               2,823    210,059             0.0%
#*                Capital Senior Living Corp.                                        4,758     66,469             0.0%
#*                Cara Therapeutics, Inc.                                            2,500     39,725             0.0%
                  Cardinal Health, Inc.                                              6,254    453,978             0.1%
#*                Celldex Therapeutics, Inc.                                         8,800     29,304             0.0%
*                 Centene Corp.                                                     10,677    794,369             0.1%
#*                Cerner Corp.                                                       6,500    420,875             0.1%
#                 Chemed Corp.                                                       1,943    391,281             0.1%
                  Cigna Corp.                                                        4,179    653,470             0.1%
#*                Civitas Solutions, Inc.                                            6,186    110,111             0.0%
#                 Computer Programs & Systems, Inc.                                    864     23,717             0.0%
*                 Concert Pharmaceuticals, Inc.                                      1,100     17,457             0.0%
                  CONMED Corp.                                                       2,606    128,111             0.0%
*                 CorVel Corp.                                                       3,700    164,650             0.0%
                  CR Bard, Inc.                                                      2,609    802,215             0.1%
*                 Cross Country Healthcare, Inc.                                     2,841     39,689             0.0%
*                 CryoLife, Inc.                                                     3,483     63,216             0.0%
#*                Cumberland Pharmaceuticals, Inc.                                   1,600      9,328             0.0%
*                 Cutera, Inc.                                                       1,041     20,352             0.0%
*                 DaVita, Inc.                                                      14,677  1,012,860             0.1%
                  DENTSPLY SIRONA, Inc.                                             10,600    670,344             0.1%
#*                DexCom, Inc.                                                         505     39,370             0.0%
                  Digirad Corp.                                                      2,900     13,630             0.0%
*                 Diplomat Pharmacy, Inc.                                            5,991     93,460             0.0%
*                 Edwards Lifesciences Corp.                                         2,900    318,043             0.1%
*                 Emergent BioSolutions, Inc.                                        4,225    126,370             0.0%
*                 Enanta Pharmaceuticals, Inc.                                       2,233     70,898             0.0%
                  Ensign Group, Inc. (The)                                           6,255    112,277             0.0%
#*                Envision Healthcare Corp.                                         13,361    748,617             0.1%
*                 Epizyme, Inc.                                                      5,118     92,380             0.0%
*                 Esperion Therapeutics, Inc.                                        2,570     91,877             0.0%
*                 Exactech, Inc.                                                     1,895     56,187             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Health Care -- (Continued)
*                 Exelixis, Inc.                                                    11,800 $  264,320             0.0%
*                 Express Scripts Holding Co.                                       34,696  2,128,253             0.3%
*                 Five Prime Therapeutics, Inc.                                      2,475     86,278             0.0%
*                 Five Star Senior Living, Inc.                                        859      1,632             0.0%
#*                Genesis Healthcare, Inc.                                           6,900     16,698             0.0%
                  Gilead Sciences, Inc.                                             21,679  1,486,095             0.2%
#*                Globus Medical, Inc. Class A                                       8,907    270,149             0.0%
*                 Haemonetics Corp.                                                  4,125    172,755             0.0%
#*                Halyard Health, Inc.                                               6,336    250,272             0.0%
#*                HealthEquity, Inc.                                                 2,502    113,891             0.0%
                  HealthSouth Corp.                                                 10,092    473,315             0.1%
*                 HealthStream, Inc.                                                 2,844     79,035             0.0%
*                 Henry Schein, Inc.                                                 4,974    864,481             0.1%
#*                Heska Corp.                                                          826     89,414             0.0%
                  Hill-Rom Holdings, Inc.                                            9,240    698,914             0.1%
*                 HMS Holdings Corp.                                                 8,403    172,009             0.0%
*                 Hologic, Inc.                                                     10,603    478,725             0.1%
#*                Horizon Pharma P.L.C.                                             14,090    216,704             0.0%
                  Humana, Inc.                                                       4,666  1,035,759             0.1%
*                 ICU Medical, Inc.                                                  1,689    259,768             0.0%
#*                IDEXX Laboratories, Inc.                                           3,028    507,886             0.1%
*                 Ignyta, Inc.                                                       2,300     20,355             0.0%
*                 INC Research Holdings, Inc. Class A                                6,762    304,290             0.1%
#*                Incyte Corp.                                                       4,730    587,844             0.1%
*                 Innoviva, Inc.                                                     5,608     66,090             0.0%
*                 Inogen, Inc.                                                       1,168     96,816             0.0%
*                 Integer Holdings Corp.                                             2,889    106,171             0.0%
#*                Integra LifeSciences Holdings Corp.                                6,178    284,003             0.1%
#*                Intra-Cellular Therapies, Inc.                                     1,563     21,601             0.0%
#*                Intuitive Surgical, Inc.                                             363    303,421             0.1%
#                 Invacare Corp.                                                     4,684     68,855             0.0%
#*                Ionis Pharmaceuticals, Inc.                                        1,496     72,092             0.0%
*                 Jazz Pharmaceuticals P.L.C.                                        1,348    214,709             0.0%
#*                Juno Therapeutics, Inc.                                            8,800    219,472             0.0%
*                 Karyopharm Therapeutics, Inc.                                      3,469     35,453             0.0%
*                 Kindred Biosciences, Inc.                                          4,043     28,099             0.0%
                  Kindred Healthcare, Inc.                                           8,957     85,987             0.0%
*                 Kite Pharma, Inc.                                                    641     52,613             0.0%
*                 Laboratory Corp. of America Holdings                               6,228    872,854             0.1%
                  Landauer, Inc.                                                       901     47,393             0.0%
#*                Lannett Co., Inc.                                                  1,300     33,800             0.0%
                  LeMaitre Vascular, Inc.                                            1,973     58,697             0.0%
*                 LHC Group, Inc.                                                    2,126    115,017             0.0%
*                 LivaNova P.L.C.                                                    1,855     97,758             0.0%
                  Luminex Corp.                                                      4,106     77,316             0.0%
*                 MacroGenics, Inc.                                                  1,300     28,093             0.0%
*                 Magellan Health, Inc.                                              3,051    209,909             0.0%
*                 Mallinckrodt P.L.C.                                                4,923    230,987             0.0%
*                 Masimo Corp.                                                       4,163    427,707             0.1%
                  McKesson Corp.                                                     5,571    770,414             0.1%
#*                Medicines Co. (The)                                                2,765    136,370             0.0%
#*                Medidata Solutions, Inc.                                             800     52,344             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Health Care -- (Continued)
                  Medtronic P.L.C.                                                  23,019 $1,912,649             0.2%
#                 Meridian Bioscience, Inc.                                          5,139     76,057             0.0%
*                 Merit Medical Systems, Inc.                                        4,400    148,280             0.0%
*                 Mettler-Toledo International, Inc.                                   871    447,189             0.1%
#*                MiMedx Group, Inc.                                                 1,700     21,573             0.0%
#*                Mirati Therapeutics, Inc.                                          2,200     10,010             0.0%
*                 Molina Healthcare, Inc.                                            7,522    374,520             0.1%
*                 Momenta Pharmaceuticals, Inc.                                      4,728     67,847             0.0%
#*                Myriad Genetics, Inc.                                              6,428    118,211             0.0%
                  National HealthCare Corp.                                          1,606    119,519             0.0%
                  National Research Corp. Class A                                    2,270     56,296             0.0%
*                 Natus Medical, Inc.                                                3,321    116,235             0.0%
*                 Neogen Corp.                                                       2,307    143,795             0.0%
#*                NeoGenomics, Inc.                                                  5,221     39,419             0.0%
#*                Neurocrine Biosciences, Inc.                                       1,450     77,430             0.0%
#*                NewLink Genetics Corp.                                               540     10,093             0.0%
*                 NuVasive, Inc.                                                     4,932    357,619             0.1%
*                 Nuvectra Corp.                                                       663      5,423             0.0%
#*                Ocular Therapeutix, Inc.                                           1,800     17,928             0.0%
*                 Omnicell, Inc.                                                     3,027    125,318             0.0%
#*                OPKO Health, Inc.                                                 18,190    141,336             0.0%
*                 OraSure Technologies, Inc.                                         4,389     57,540             0.0%
*                 Orthofix International NV                                          1,746     69,054             0.0%
*                 Otonomy, Inc.                                                      4,367     58,299             0.0%
                  Owens & Minor, Inc.                                                7,373    255,474             0.0%
*                 PAREXEL International Corp.                                        4,309    275,043             0.1%
#                 Patterson Cos., Inc.                                              12,254    545,180             0.1%
                  PDL BioPharma, Inc.                                               12,100     27,225             0.0%
*                 PharMerica Corp.                                                   4,100     96,760             0.0%
                  Phibro Animal Health Corp. Class A                                 2,018     60,036             0.0%
*                 PRA Health Sciences, Inc.                                          4,090    261,596             0.0%
#*                Premier, Inc. Class A                                              4,902    165,688             0.0%
*                 Prestige Brands Holdings, Inc.                                     5,590    320,922             0.1%
*                 Providence Service Corp. (The)                                     1,714     75,416             0.0%
                  Psychemedics Corp.                                                   540     10,298             0.0%
#*                PTC Therapeutics, Inc.                                             2,400     29,160             0.0%
*                 Quality Systems, Inc.                                              5,257     74,965             0.0%
                  Quest Diagnostics, Inc.                                           10,539  1,111,970             0.2%
*                 Quidel Corp.                                                       1,837     44,400             0.0%
*                 Quintiles IMS Holdings, Inc.                                       5,394    454,606             0.1%
*                 RadNet, Inc.                                                       4,821     29,167             0.0%
*                 Regeneron Pharmaceuticals, Inc.                                      800    310,792             0.1%
                  ResMed, Inc.                                                       2,537    172,491             0.0%
#*                Retrophin, Inc.                                                    4,500     88,155             0.0%
*                 Revance Therapeutics, Inc.                                         2,100     45,675             0.0%
*                 RTI Surgical, Inc.                                                 9,786     39,633             0.0%
*                 SciClone Pharmaceuticals, Inc.                                     4,713     45,480             0.0%
*                 SeaSpine Holdings Corp.                                              959      7,682             0.0%
#*                Seattle Genetics, Inc.                                             1,433     97,874             0.0%
*                 Select Medical Holdings Corp.                                     17,096    235,070             0.0%
                  Simulations Plus, Inc.                                             2,208     25,834             0.0%
*                 Spectrum Pharmaceuticals, Inc.                                     7,870     59,891             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
Health Care -- (Continued)
                  STERIS P.L.C.                                                      5,205 $   384,129             0.1%
                  Stryker Corp.                                                      5,476     746,762             0.1%
#*                Sucampo Pharmaceuticals, Inc. Class A                              8,320      84,448             0.0%
*                 Supernus Pharmaceuticals, Inc.                                     2,840      92,584             0.0%
*                 Surmodics, Inc.                                                    1,299      29,682             0.0%
                  Teleflex, Inc.                                                     1,656     342,610             0.1%
#*                TESARO, Inc.                                                       1,070     157,921             0.0%
*                 Tetraphase Pharmaceuticals, Inc.                                   2,427      19,246             0.0%
#*                Titan Pharmaceuticals, Inc.                                        2,800       8,260             0.0%
*                 Tivity Health, Inc.                                                4,325     145,320             0.0%
*                 Triple-S Management Corp. Class B                                  2,795      50,590             0.0%
*                 United Therapeutics Corp.                                          7,104     892,973             0.1%
                  UnitedHealth Group, Inc.                                          29,465   5,152,839             0.6%
                  US Physical Therapy, Inc.                                          1,720     112,832             0.0%
                  Utah Medical Products, Inc.                                          296      18,530             0.0%
#*                Varex Imaging Corp.                                                1,190      39,936             0.0%
*                 Varian Medical Systems, Inc.                                       2,975     269,951             0.0%
*                 VCA, Inc.                                                          7,731     707,928             0.1%
#*                Veeva Systems, Inc. Class A                                        2,151     115,337             0.0%
*                 Vertex Pharmaceuticals, Inc.                                       1,000     118,300             0.0%
#*                VWR Corp.                                                         17,616     497,828             0.1%
*                 Waters Corp.                                                       1,500     254,835             0.0%
*                 WellCare Health Plans, Inc.                                        4,665     715,658             0.1%
                  West Pharmaceutical Services, Inc.                                 1,997     183,784             0.0%
#*                Wright Medical Group NV                                            2,991      90,896             0.0%
*                 Xencor, Inc.                                                       1,836      47,130             0.0%
                  Zimmer Biomet Holdings, Inc.                                       6,283     751,761             0.1%
                  Zoetis, Inc.                                                       7,233     405,844             0.1%
#*                Zogenix, Inc.                                                      3,571      39,281             0.0%
                                                                                           ----------- ---------------
Total Health Care                                                                           59,957,261             7.3%
                                                                                           ----------- ---------------
Industrials -- (12.4%)
                  3M Co.                                                             9,318   1,824,744             0.2%
                  AAON, Inc.                                                         6,000     219,900             0.0%
                  AAR Corp.                                                          3,999     143,924             0.0%
                  ABM Industries, Inc.                                               5,685     245,535             0.0%
*                 Acacia Research Corp.                                              2,366      12,895             0.0%
*                 ACCO Brands Corp.                                                 13,792     196,536             0.0%
                  Actuant Corp. Class A                                              4,300     117,390             0.0%
#                 Acuity Brands, Inc.                                                  800     140,880             0.0%
                  Advanced Drainage Systems, Inc.                                    8,910     205,375             0.0%
*                 Advisory Board Co. (The)                                           1,671      85,388             0.0%
*                 AECOM                                                             13,258     453,556             0.1%
*                 Aegion Corp.                                                       3,771      86,054             0.0%
                  AGCO Corp.                                                         9,883     632,413             0.1%
                  Air Lease Corp.                                                   14,240     543,114             0.1%
*                 Air Transport Services Group, Inc.                                11,279     207,421             0.0%
                  Aircastle, Ltd.                                                   10,411     245,908             0.0%
                  Alamo Group, Inc.                                                  1,500     118,590             0.0%
                  Alaska Air Group, Inc.                                            14,000   1,191,260             0.2%
                  Albany International Corp. Class A                                 3,401     165,799             0.0%
                  Allegiant Travel Co.                                               2,540     369,316             0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Industrials -- (Continued)
                  Allegion P.L.C.                                                    3,703 $291,204             0.0%
                  Allied Motion Technologies, Inc.                                   1,625   36,790             0.0%
                  Allison Transmission Holdings, Inc.                               21,352  825,895             0.1%
                  Altra Industrial Motion Corp.                                      4,648  205,209             0.0%
                  AMERCO                                                             1,383  517,878             0.1%
*                 Ameresco, Inc. Class A                                             3,516   22,678             0.0%
                  American Airlines Group, Inc.                                      9,072  386,649             0.1%
#                 American Railcar Industries, Inc.                                  1,731   72,615             0.0%
*                 American Woodmark Corp.                                            2,893  265,867             0.0%
#                 AMETEK, Inc.                                                      13,922  796,338             0.1%
                  AO Smith Corp.                                                     3,600  193,968             0.0%
#                 Apogee Enterprises, Inc.                                           3,534  192,603             0.0%
                  Applied Industrial Technologies, Inc.                              3,888  248,832             0.0%
*                 ARC Document Solutions, Inc.                                       6,764   24,892             0.0%
                  ArcBest Corp.                                                      3,480   92,046             0.0%
                  Arconic, Inc.                                                     16,980  464,063             0.1%
                  Argan, Inc.                                                        2,682  179,292             0.0%
*                 Armstrong Flooring, Inc.                                           4,306   82,632             0.0%
*                 Armstrong World Industries, Inc.                                   6,077  284,100             0.0%
*                 Arotech Corp.                                                      3,345   10,704             0.0%
                  Astec Industries, Inc.                                             2,962  187,643             0.0%
*                 Astronics Corp.                                                    3,163  102,829             0.0%
*                 Astronics Corp. Class B                                              474   15,362             0.0%
*                 Atlas Air Worldwide Holdings, Inc.                                 3,252  188,616             0.0%
#*                Avis Budget Group, Inc.                                            9,490  289,445             0.0%
#*                Axon Enterprise, Inc.                                              5,330  131,011             0.0%
                  AZZ, Inc.                                                          3,233  190,909             0.0%
*                 Babcock & Wilcox Enterprises, Inc.                                 1,687   15,807             0.0%
                  Barnes Group, Inc.                                                 6,560  360,603             0.1%
                  Barrett Business Services, Inc.                                    1,545   89,085             0.0%
*                 Beacon Roofing Supply, Inc.                                        7,053  349,617             0.1%
#*                Blue Bird Corp.                                                    1,070   19,902             0.0%
*                 BMC Stock Holdings, Inc.                                           5,674  132,204             0.0%
                  Brady Corp. Class A                                                5,526  215,238             0.0%
                  Briggs & Stratton Corp.                                            5,115  127,824             0.0%
                  Brink's Co. (The)                                                  9,038  554,933             0.1%
*                 Broadwind Energy, Inc.                                             2,383   21,900             0.0%
*                 Builders FirstSource, Inc.                                        17,445  279,294             0.0%
*                 CAI International, Inc.                                            1,816   37,446             0.0%
                  Carlisle Cos., Inc.                                                4,046  410,224             0.1%
*                 Casella Waste Systems, Inc. Class A                                4,849   72,977             0.0%
*                 CBIZ, Inc.                                                         7,764  122,283             0.0%
*                 CDI Corp.                                                          2,402   19,576             0.0%
                  CECO Environmental Corp.                                           5,117   57,771             0.0%
#                 Celadon Group, Inc.                                                2,824   11,155             0.0%
#                 CH Robinson Worldwide, Inc.                                        4,367  317,481             0.0%
*                 Chart Industries, Inc.                                             4,064  148,377             0.0%
                  Chicago Bridge & Iron Co. NV                                       7,448  224,036             0.0%
                  Cintas Corp.                                                       3,157  386,638             0.1%
                  CIRCOR International, Inc.                                         1,665  111,072             0.0%
*                 Civeo Corp.                                                        7,798   23,316             0.0%
*                 Clean Harbors, Inc.                                                7,563  439,486             0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Industrials -- (Continued)
*                 Colfax Corp.                                                      12,726 $  515,021             0.1%
                  Columbus McKinnon Corp.                                            2,711     70,838             0.0%
                  Comfort Systems USA, Inc.                                          4,860    178,362             0.0%
*                 Commercial Vehicle Group, Inc.                                     6,375     56,674             0.0%
*                 Continental Building Products, Inc.                                6,680    162,658             0.0%
                  Copa Holdings SA Class A                                           3,582    417,016             0.1%
*                 Copart, Inc.                                                      10,456    323,090             0.0%
#                 Covanta Holding Corp.                                             18,572    270,223             0.0%
*                 Covenant Transportation Group, Inc. Class A                        2,301     43,098             0.0%
*                 CPI Aerostructures, Inc.                                           1,046      6,485             0.0%
                  CRA International, Inc.                                            1,211     45,945             0.0%
                  Crane Co.                                                          6,207    496,001             0.1%
*                 CSW Industrials, Inc.                                              1,972     69,809             0.0%
                  CSX Corp.                                                         40,777  2,073,103             0.3%
                  Cummins, Inc.                                                      5,221    788,058             0.1%
                  Curtiss-Wright Corp.                                               5,612    524,498             0.1%
                  Deere & Co.                                                        7,476    834,396             0.1%
                  Delta Air Lines, Inc.                                             47,453  2,156,264             0.3%
#                 Deluxe Corp.                                                       7,556    543,352             0.1%
                  DMC Global, Inc.                                                   2,624     40,147             0.0%
#                 Donaldson Co., Inc.                                                7,586    351,080             0.1%
                  Douglas Dynamics, Inc.                                             4,453    142,051             0.0%
                  Dover Corp.                                                       10,236    807,416             0.1%
*                 Ducommun, Inc.                                                     1,848     54,313             0.0%
                  Dun & Bradstreet Corp. (The)                                       2,090    229,085             0.0%
*                 DXP Enterprises, Inc.                                              1,436     52,385             0.0%
#*                Dycom Industries, Inc.                                             5,823    615,258             0.1%
                  Eastern Co. (The)                                                    312      8,627             0.0%
                  Eaton Corp. P.L.C.                                                14,621  1,105,932             0.1%
*                 Echo Global Logistics, Inc.                                        3,386     63,488             0.0%
                  EMCOR Group, Inc.                                                  8,203    539,265             0.1%
                  Emerson Electric Co.                                              13,264    799,554             0.1%
                  Encore Wire Corp.                                                  2,572    113,682             0.0%
                  EnerSys                                                            4,089    339,837             0.1%
*                 Engility Holdings, Inc.                                            4,955    140,474             0.0%
                  Ennis, Inc.                                                        3,343     58,837             0.0%
                  EnPro Industries, Inc.                                             1,365     96,437             0.0%
                  Equifax, Inc.                                                      3,769    509,983             0.1%
                  ESCO Technologies, Inc.                                            3,134    184,436             0.0%
                  Espey Manufacturing & Electronics Corp.                              200      4,654             0.0%
                  Essendant, Inc.                                                    4,286     71,576             0.0%
*                 Esterline Technologies Corp.                                       3,856    352,631             0.1%
#                 Expeditors International of Washington, Inc.                       4,857    272,429             0.0%
                  Exponent, Inc.                                                     2,704    165,350             0.0%
#                 Fastenal Co.                                                       7,488    334,564             0.1%
                  Federal Signal Corp.                                               9,980    155,788             0.0%
                  FedEx Corp.                                                       10,263  1,946,891             0.2%
#                 Flowserve Corp.                                                    6,627    337,115             0.1%
                  Fluor Corp.                                                        9,041    463,984             0.1%
                  Fortive Corp.                                                      6,000    379,560             0.1%
                  Fortune Brands Home & Security, Inc.                               9,483    604,446             0.1%
                  Forward Air Corp.                                                  3,378    179,608             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Industrials -- (Continued)
*                 Franklin Covey Co.                                                 1,696 $   36,040             0.0%
                  Franklin Electric Co., Inc.                                        4,621    189,923             0.0%
                  FreightCar America, Inc.                                           1,800     23,508             0.0%
*                 FTI Consulting, Inc.                                               5,558    192,251             0.0%
#                 GATX Corp.                                                         4,312    258,289             0.0%
*                 Gencor Industries, Inc.                                            1,048     17,397             0.0%
*                 Generac Holdings, Inc.                                            10,947    385,006             0.1%
                  General Cable Corp.                                                5,143     92,574             0.0%
#*                Genesee & Wyoming, Inc. Class A                                    6,487    439,559             0.1%
*                 Gibraltar Industries, Inc.                                         3,616    141,928             0.0%
                  Global Brass & Copper Holdings, Inc.                               4,086    145,666             0.0%
*                 Golden Ocean Group, Ltd.                                             744      5,669             0.0%
*                 Goldfield Corp. (The)                                              5,963     32,498             0.0%
                  Gorman-Rupp Co. (The)                                              4,380    125,356             0.0%
*                 GP Strategies Corp.                                                2,129     57,696             0.0%
#                 Graco, Inc.                                                        3,790    408,751             0.1%
                  Graham Corp.                                                         739     16,310             0.0%
                  Granite Construction, Inc.                                         4,517    238,091             0.0%
*                 Great Lakes Dredge & Dock Corp.                                    8,897     40,481             0.0%
#                 Greenbrier Cos., Inc. (The)                                        2,478    107,669             0.0%
                  Griffon Corp.                                                      5,226    125,424             0.0%
                  H&E Equipment Services, Inc.                                       6,910    145,939             0.0%
                  Hardinge, Inc.                                                     1,951     20,486             0.0%
*                 Harsco Corp.                                                      17,589    229,536             0.0%
#*                Hawaiian Holdings, Inc.                                           10,602    575,689             0.1%
*                 HC2 Holdings, Inc.                                                 2,953     17,246             0.0%
*                 HD Supply Holdings, Inc.                                           6,187    249,336             0.0%
                  Healthcare Services Group, Inc.                                    2,876    132,037             0.0%
                  Heartland Express, Inc.                                           15,098    303,772             0.0%
                  HEICO Corp.                                                        3,375    239,861             0.0%
                  HEICO Corp. Class A                                                5,239    321,135             0.0%
                  Heidrick & Struggles International, Inc.                           2,552     54,868             0.0%
*                 Herc Holdings, Inc.                                                3,718    169,057             0.0%
*                 Heritage-Crystal Clean, Inc.                                       2,711     40,801             0.0%
                  Herman Miller, Inc.                                               10,384    343,710             0.1%
#*                Hertz Global Holdings, Inc.                                        6,352    104,744             0.0%
                  Hexcel Corp.                                                      13,716    709,803             0.1%
*                 Hill International, Inc.                                           4,939     20,003             0.0%
                  Hillenbrand, Inc.                                                 11,233    414,498             0.1%
                  HNI Corp.                                                          7,531    352,150             0.1%
                  Honeywell International, Inc.                                     11,067  1,451,326             0.2%
                  Houston Wire & Cable Co.                                           3,000     18,750             0.0%
*                 Hub Group, Inc. Class A                                            3,883    152,019             0.0%
                  Hubbell, Inc.                                                      4,420    500,035             0.1%
                  Hudson Global, Inc.                                                2,300      3,232             0.0%
*                 Hudson Technologies, Inc.                                          5,402     38,354             0.0%
                  Hurco Cos., Inc.                                                     876     25,404             0.0%
*                 Huron Consulting Group, Inc.                                       2,502    111,339             0.0%
*                 Huttig Building Products, Inc.                                       812      7,146             0.0%
                  Hyster-Yale Materials Handling, Inc.                               1,249     75,077             0.0%
*                 ICF International, Inc.                                            2,339    103,267             0.0%
                  IDEX Corp.                                                         2,431    254,672             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                     PERCENTAGE
                                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                                 ------ ---------- ---------------
Industrials -- (Continued)
*              IES Holdings, Inc.                                                 2,130 $   42,600             0.0%
               Illinois Tool Works, Inc.                                          5,161    712,682             0.1%
               Ingersoll-Rand P.L.C.                                             14,494  1,286,342             0.2%
*              InnerWorkings, Inc.                                                4,192     44,393             0.0%
*              Innovative Solutions & Support, Inc.                                 400      1,412             0.0%
               Insperity, Inc.                                                    2,668    243,722             0.0%
               Insteel Industries, Inc.                                           2,607     90,750             0.0%
               Interface, Inc.                                                   11,789    234,601             0.0%
               ITT, Inc.                                                         11,787    496,586             0.1%
               Jacobs Engineering Group, Inc.                                     6,692    367,525             0.1%
               JB Hunt Transport Services, Inc.                                   3,605    323,224             0.0%
*              JetBlue Airways Corp.                                             36,680    800,724             0.1%
               John Bean Technologies Corp.                                       2,944    260,986             0.0%
               Johnson Controls International P.L.C.                             25,457  1,058,247             0.1%
               Kadant, Inc.                                                       1,382     85,891             0.0%
               Kaman Corp.                                                        3,169    152,144             0.0%
               Kansas City Southern                                               6,687    602,298             0.1%
               KAR Auction Services, Inc.                                        17,954    783,153             0.1%
               KBR, Inc.                                                         13,149    184,743             0.0%
               Kelly Services, Inc. Class A                                       4,881    108,944             0.0%
               Kennametal, Inc.                                                   8,879    369,189             0.1%
*              Key Technology, Inc.                                                 200      2,608             0.0%
*              KEYW Holding Corp. (The)                                           3,593     34,098             0.0%
               Kforce, Inc.                                                       6,256    142,011             0.0%
               Kimball International, Inc. Class B                                6,802    120,872             0.0%
#*             Kirby Corp.                                                        6,566    463,560             0.1%
*              KLX, Inc.                                                          6,910    326,843             0.1%
#              Knight Transportation, Inc.                                       12,105    415,201             0.1%
               Knoll, Inc.                                                        8,232    197,239             0.0%
               Korn/Ferry International                                           6,451    209,012             0.0%
               Landstar System, Inc.                                              3,930    335,818             0.1%
*              Lawson Products, Inc.                                                700     15,925             0.0%
*              Layne Christensen Co.                                              1,949     15,534             0.0%
               LB Foster Co. Class A                                                800     11,360             0.0%
#              Lennox International, Inc.                                         1,400    231,546             0.0%
               Lincoln Electric Holdings, Inc.                                    5,155    458,950             0.1%
               Lindsay Corp.                                                      1,207    104,840             0.0%
*              LMI Aerospace, Inc.                                                  900     12,483             0.0%
               LS Starrett Co. (The) Class A                                        230      2,254             0.0%
               LSC Communications, Inc.                                           5,785    149,658             0.0%
               LSI Industries, Inc.                                               3,205     29,069             0.0%
*              Lydall, Inc.                                                       2,299    120,468             0.0%
               Macquarie Infrastructure Corp.                                     3,972    323,202             0.0%
#*             Manitowoc Co., Inc. (The)                                         16,848    100,583             0.0%
               ManpowerGroup, Inc.                                                6,019    607,799             0.1%
               Marten Transport, Ltd.                                             3,597     89,206             0.0%
               Masco Corp.                                                        7,631    282,500             0.0%
*              Masonite International Corp.                                       3,352    278,886             0.0%
*              MasTec, Inc.                                                       9,045    399,337             0.1%
               Matson, Inc.                                                       8,726    276,614             0.0%
               Matthews International Corp. Class A                               3,239    222,033             0.0%
               McGrath RentCorp                                                   3,244    112,924             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Industrials -- (Continued)
*                 Mercury Systems, Inc.                                              4,746 $  177,405             0.0%
*                 Meritor, Inc.                                                      8,168    145,472             0.0%
#*                Middleby Corp. (The)                                               1,500    204,195             0.0%
                  Miller Industries, Inc.                                            1,300     33,020             0.0%
*                 Mistras Group, Inc.                                                3,322     74,745             0.0%
                  Mobile Mini, Inc.                                                  5,381    154,435             0.0%
*                 Moog, Inc. Class A                                                 4,341    298,010             0.0%
*                 MRC Global, Inc.                                                   7,846    143,033             0.0%
                  MSA Safety, Inc.                                                   4,184    325,724             0.1%
                  MSC Industrial Direct Co., Inc. Class A                            5,503    492,684             0.1%
                  Mueller Industries, Inc.                                           5,924    189,805             0.0%
                  Mueller Water Products, Inc. Class A                              33,620    378,225             0.1%
                  Multi-Color Corp.                                                  2,262    173,722             0.0%
*                 MYR Group, Inc.                                                    2,344     99,057             0.0%
*                 Navigant Consulting, Inc.                                          5,929    142,118             0.0%
#*                Navistar International Corp.                                       6,706    180,458             0.0%
*                 NCI Building Systems, Inc.                                        11,654    203,945             0.0%
*                 Neff Corp. Class A                                                 1,300     22,880             0.0%
                  Nielsen Holdings P.L.C.                                            6,682    274,831             0.0%
*                 NL Industries, Inc.                                                2,000     16,200             0.0%
                  NN, Inc.                                                           3,333     91,991             0.0%
                  Nordson Corp.                                                      2,367    296,348             0.0%
                  Norfolk Southern Corp.                                            12,237  1,437,725             0.2%
*                 Northwest Pipe Co.                                                 1,465     20,525             0.0%
*                 NOW, Inc.                                                         12,751    216,895             0.0%
#*                NV5 Global, Inc.                                                   1,346     52,090             0.0%
                  Old Dominion Freight Line, Inc.                                   10,111    895,026             0.1%
                  Omega Flex, Inc.                                                     612     34,376             0.0%
*                 On Assignment, Inc.                                                6,109    316,263             0.0%
*                 Orion Energy Systems, Inc.                                           900      1,341             0.0%
*                 Orion Group Holdings, Inc.                                         3,661     27,641             0.0%
                  Oshkosh Corp.                                                      8,932    619,791             0.1%
                  Owens Corning                                                     10,297    626,572             0.1%
                  PACCAR, Inc.                                                      11,155    744,373             0.1%
*                 PAM Transportation Services, Inc.                                    751     14,096             0.0%
                  Park-Ohio Holdings Corp.                                           1,783     70,161             0.0%
                  Parker-Hannifin Corp.                                              3,990    641,592             0.1%
*                 Patrick Industries, Inc.                                           2,332    165,689             0.0%
*                 Patriot Transportation Holding, Inc.                                 133      2,765             0.0%
*                 Pendrell Corp.                                                     1,228      7,540             0.0%
                  Pentair P.L.C.                                                     8,994    580,203             0.1%
*                 Performant Financial Corp.                                         6,812     15,531             0.0%
*                 Perma-Pipe International Holdings, Inc.                              300      2,415             0.0%
*                 PGT Innovations, Inc.                                             10,635    115,922             0.0%
                  Pitney Bowes, Inc.                                                11,121    147,798             0.0%
*                 Ply Gem Holdings, Inc.                                             6,102    117,464             0.0%
                  Powell Industries, Inc.                                            1,301     44,871             0.0%
                  Preformed Line Products Co.                                          428     22,654             0.0%
                  Primoris Services Corp.                                            6,129    140,783             0.0%
#*                Proto Labs, Inc.                                                     741     42,978             0.0%
                  Quad/Graphics, Inc.                                                7,683    201,756             0.0%
                  Quanex Building Products Corp.                                     4,096     83,558             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Industrials -- (Continued)
*                 Quanta Services, Inc.                                             14,960 $  530,182             0.1%
*                 Radiant Logistics, Inc.                                            4,889     29,334             0.0%
                  Raven Industries, Inc.                                             3,272    101,432             0.0%
*                 RBC Bearings, Inc.                                                 2,352    235,906             0.0%
*                 RCM Technologies, Inc.                                               300      1,428             0.0%
                  Regal Beloit Corp.                                                 5,090    401,346             0.1%
                  Republic Services, Inc.                                           15,346    966,645             0.1%
                  Resources Connection, Inc.                                         4,298     59,742             0.0%
#*                Revolution Lighting Technologies, Inc.                             1,690     14,957             0.0%
*                 Rexnord Corp.                                                     16,200    395,280             0.1%
*                 Roadrunner Transportation Systems, Inc.                            5,113     34,359             0.0%
                  Robert Half International, Inc.                                    8,077    371,946             0.1%
                  Rockwell Automation, Inc.                                          3,268    514,220             0.1%
#                 Rollins, Inc.                                                      4,971    193,024             0.0%
#                 Roper Technologies, Inc.                                           1,658    362,605             0.1%
*                 RPX Corp.                                                          5,953     76,437             0.0%
#                 RR Donnelley & Sons Co.                                            5,827     73,245             0.0%
*                 Rush Enterprises, Inc. Class A                                     3,408    128,652             0.0%
                  Ryder System, Inc.                                                 9,089    617,234             0.1%
*                 Saia, Inc.                                                         2,876    138,479             0.0%
#*                Sensata Technologies Holding NV                                   14,986    617,123             0.1%
*                 SIFCO Industries, Inc.                                               157      1,272             0.0%
                  Simpson Manufacturing Co., Inc.                                    4,883    203,670             0.0%
                  SkyWest, Inc.                                                      6,760    251,472             0.0%
                  Snap-on, Inc.                                                      3,397    569,099             0.1%
                  Southwest Airlines Co.                                            28,939  1,626,951             0.2%
*                 SP Plus Corp.                                                      2,736     94,255             0.0%
                  Spirit Aerosystems Holdings, Inc. Class A                         10,623    607,211             0.1%
*                 Spirit Airlines, Inc.                                             10,254    587,247             0.1%
*                 SPX Corp.                                                          3,976     95,663             0.0%
*                 SPX FLOW, Inc.                                                     5,475    197,867             0.0%
                  Standex International Corp.                                        1,553    145,904             0.0%
                  Stanley Black & Decker, Inc.                                       8,575  1,167,486             0.2%
                  Steelcase, Inc. Class A                                           10,033    171,063             0.0%
#*                Stericycle, Inc.                                                   4,593    391,967             0.1%
*                 Sterling Construction Co., Inc.                                    2,955     28,102             0.0%
                  Sun Hydraulics Corp.                                               2,549     99,003             0.0%
                  Supreme Industries, Inc. Class A                                   2,200     44,088             0.0%
#*                Swift Transportation Co.                                          14,497    356,336             0.1%
#*                Team, Inc.                                                         2,690     72,361             0.0%
*                 Teledyne Technologies, Inc.                                        4,574    616,712             0.1%
                  Tennant Co.                                                        2,364    173,163             0.0%
                  Terex Corp.                                                       11,053    386,634             0.1%
                  Tetra Tech, Inc.                                                   5,759    253,108             0.0%
                  Textainer Group Holdings, Ltd.                                     5,806     86,800             0.0%
*                 Thermon Group Holdings, Inc.                                       3,864     79,212             0.0%
                  Timken Co. (The)                                                   7,813    376,977             0.1%
                  Titan International, Inc.                                          6,620     70,900             0.0%
*                 Titan Machinery, Inc.                                              2,176     34,490             0.0%
                  Toro Co. (The)                                                     5,314    344,985             0.1%
#                 TransDigm Group, Inc.                                              1,158    285,713             0.0%
*                 TransUnion                                                         4,938    197,668             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------ ------------ ---------------
Industrials -- (Continued)
*                 TRC Cos., Inc.                                                     2,832 $     49,560             0.0%
*                 Trex Co., Inc.                                                     3,016      220,741             0.0%
*                 TriMas Corp.                                                       6,231      143,001             0.0%
*                 TriNet Group, Inc.                                                 6,948      204,271             0.0%
                  Trinity Industries, Inc.                                          21,062      566,568             0.1%
                  Triton International, Ltd.                                         4,116      125,991             0.0%
#                 Triumph Group, Inc.                                                3,900      102,180             0.0%
*                 TrueBlue, Inc.                                                     5,553      151,875             0.0%
*                 Tutor Perini Corp.                                                 6,888      212,495             0.0%
*                 Twin Disc, Inc.                                                    1,100       21,560             0.0%
*                 Ultralife Corp.                                                      900        4,950             0.0%
                  UniFirst Corp.                                                     1,867      259,886             0.0%
                  Union Pacific Corp.                                               23,781    2,662,521             0.3%
*                 United Continental Holdings, Inc.                                 27,034    1,898,057             0.2%
                  United Parcel Service, Inc. Class B                               10,964    1,178,191             0.2%
*                 United Rentals, Inc.                                               8,148      893,510             0.1%
                  United Technologies Corp.                                         28,005    3,332,315             0.4%
*                 Univar, Inc.                                                      16,133      481,570             0.1%
                  Universal Forest Products, Inc.                                    2,315      220,596             0.0%
                  Universal Logistics Holdings, Inc.                                 2,487       34,694             0.0%
                  US Ecology, Inc.                                                   2,754      129,851             0.0%
*                 USA Truck, Inc.                                                      905        6,073             0.0%
#*                USG Corp.                                                         19,276      584,063             0.1%
                  Valmont Industries, Inc.                                           2,233      340,198             0.1%
*                 Vectrus, Inc.                                                      1,615       41,086             0.0%
*                 Verisk Analytics, Inc.                                             5,391      446,429             0.1%
*                 Veritiv Corp.                                                      2,207      113,992             0.0%
                  Viad Corp.                                                         2,548      115,170             0.0%
*                 Vicor Corp.                                                        1,600       28,800             0.0%
*                 Volt Information Sciences, Inc.                                      639        4,122             0.0%
                  VSE Corp.                                                          1,308       55,786             0.0%
#                 Wabash National Corp.                                              7,495      170,736             0.0%
*                 WABCO Holdings, Inc.                                               2,234      265,556             0.0%
#                 Wabtec Corp.                                                       5,136      430,859             0.1%
                  Waste Management, Inc.                                            10,525      766,009             0.1%
                  Watsco, Inc.                                                       3,942      547,150             0.1%
                  Watts Water Technologies, Inc. Class A                             2,541      158,050             0.0%
*                 Welbilt, Inc.                                                     11,452      234,766             0.0%
                  Werner Enterprises, Inc.                                           9,060      247,338             0.0%
*                 Wesco Aircraft Holdings, Inc.                                     12,648      153,673             0.0%
*                 WESCO International, Inc.                                          5,883      358,569             0.1%
                  West Corp.                                                         7,600      202,844             0.0%
*                 Willdan Group, Inc.                                                1,339       37,987             0.0%
*                 Willis Lease Finance Corp.                                           856       19,440             0.0%
                  Woodward, Inc.                                                     6,979      472,269             0.1%
#                 WW Grainger, Inc.                                                  1,951      375,958             0.1%
*                 XPO Logistics, Inc.                                               15,208      751,123             0.1%
                  Xylem, Inc.                                                        7,942      408,298             0.1%
*                 YRC Worldwide, Inc.                                                2,988       31,852             0.0%
                                                                                           ------------ ---------------
Total Industrials                                                                           111,030,285            13.4%
                                                                                           ------------ ---------------

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Information Technology -- (17.8%)
#*                3D Systems Corp.                                                    1,097 $    17,366             0.0%
                  Accenture P.L.C. Class A                                            9,289   1,126,756             0.1%
*                 ACI Worldwide, Inc.                                                14,355     308,489             0.0%
                  Activision Blizzard, Inc.                                          12,076     630,971             0.1%
*                 Actua Corp.                                                         5,448      76,272             0.0%
*                 Acxiom Corp.                                                        7,419     214,409             0.0%
*                 Adobe Systems, Inc.                                                 3,979     532,151             0.1%
                  ADTRAN, Inc.                                                        5,536     110,720             0.0%
*                 Advanced Energy Industries, Inc.                                    4,333     319,775             0.0%
#*                Advanced Micro Devices, Inc.                                       40,521     538,929             0.1%
*                 Agilysys, Inc.                                                      2,641      26,146             0.0%
*                 Akamai Technologies, Inc.                                          11,311     689,292             0.1%
#                 Alliance Data Systems Corp.                                         1,948     486,279             0.1%
*                 Alpha & Omega Semiconductor, Ltd.                                   2,773      45,893             0.0%
*                 Alphabet, Inc. Class A                                              4,748   4,389,621             0.5%
*                 Alphabet, Inc. Class C                                              4,993   4,523,458             0.6%
                  Amdocs, Ltd.                                                        7,327     448,705             0.1%
                  American Software, Inc. Class A                                     2,466      27,052             0.0%
*                 Amkor Technology, Inc.                                             35,387     416,859             0.1%
                  Amphenol Corp. Class A                                              5,958     430,823             0.1%
*                 Amtech Systems, Inc.                                                  531       3,738             0.0%
                  Analog Devices, Inc.                                                4,146     315,925             0.0%
#*                Angie's List, Inc.                                                  6,577      38,673             0.0%
*                 Anixter International, Inc.                                         4,009     326,934             0.1%
*                 ANSYS, Inc.                                                         4,236     466,638             0.1%
                  Apple, Inc.                                                       143,038  20,547,409             2.5%
                  Applied Materials, Inc.                                            22,725     922,862             0.1%
#*                Arista Networks, Inc.                                               1,400     195,496             0.0%
*                 ARRIS International P.L.C.                                         16,663     433,071             0.1%
*                 Arrow Electronics, Inc.                                             8,552     602,916             0.1%
*                 Aspen Technology, Inc.                                              4,612     283,592             0.0%
#*                Autodesk, Inc.                                                        373      33,596             0.0%
                  Automatic Data Processing, Inc.                                     6,731     703,322             0.1%
#*                Avid Technology, Inc.                                               4,744      26,590             0.0%
                  Avnet, Inc.                                                         9,295     359,624             0.1%
                  AVX Corp.                                                          10,360     175,188             0.0%
*                 Aware, Inc.                                                         2,169      10,411             0.0%
*                 Axcelis Technologies, Inc.                                          4,442      85,509             0.0%
*                 AXT, Inc.                                                           5,700      38,475             0.0%
                  Badger Meter, Inc.                                                  3,734     148,426             0.0%
*                 Bankrate, Inc.                                                      9,136      96,842             0.0%
*                 Barracuda Networks, Inc.                                            5,206     105,838             0.0%
*                 Bazaarvoice, Inc.                                                   8,948      42,056             0.0%
                  Bel Fuse, Inc. Class B                                              1,369      33,130             0.0%
                  Belden, Inc.                                                        5,962     415,551             0.1%
*                 Benchmark Electronics, Inc.                                         6,184     196,033             0.0%
                  Black Box Corp.                                                     2,162      21,404             0.0%
#*                Black Knight Financial Services, Inc. Class A                       1,217      50,384             0.0%
#                 Blackbaud, Inc.                                                     3,432     275,967             0.0%
*                 Blackhawk Network Holdings, Inc.                                    5,514     223,041             0.0%
*                 Blucora, Inc.                                                       5,883     108,541             0.0%
                  Booz Allen Hamilton Holding Corp.                                  10,137     364,222             0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Information Technology -- (Continued)
*                 Bottomline Technologies de, Inc.                                    2,535 $   59,066             0.0%
                  Broadcom, Ltd.                                                      5,156  1,138,496             0.1%
                  Broadridge Financial Solutions, Inc.                                4,016    280,879             0.0%
#*                BroadVision, Inc.                                                     200        840             0.0%
                  Brocade Communications Systems, Inc.                               50,381    633,289             0.1%
                  Brooks Automation, Inc.                                             9,192    232,190             0.0%
*                 BSQUARE Corp.                                                       1,400      7,350             0.0%
                  CA, Inc.                                                           27,197    892,878             0.1%
                  Cabot Microelectronics Corp.                                        2,686    210,448             0.0%
*                 CACI International, Inc. Class A                                    2,966    349,988             0.1%
*                 Cadence Design Systems, Inc.                                        7,840    255,349             0.0%
*                 CalAmp Corp.                                                          856     15,357             0.0%
*                 Calix, Inc.                                                         3,895     26,097             0.0%
*                 Carbonite, Inc.                                                     3,238     69,941             0.0%
*                 Cardtronics P.L.C. Class A                                          8,022    333,555             0.1%
                  Cass Information Systems, Inc.                                      1,360     90,399             0.0%
#*                Cavium, Inc.                                                        1,479    101,829             0.0%
                  CDK Global, Inc.                                                    4,905    318,874             0.0%
                  CDW Corp.                                                           6,515    384,971             0.1%
*                 Ceva, Inc.                                                          1,176     42,336             0.0%
#*                Ciena Corp.                                                        13,223    302,939             0.0%
#*                Cimpress NV                                                         2,389    196,089             0.0%
*                 Cirrus Logic, Inc.                                                  7,038    452,895             0.1%
                  Cisco Systems, Inc.                                               190,767  6,499,432             0.8%
*                 Citrix Systems, Inc.                                                3,298    266,940             0.0%
*                 Clearfield, Inc.                                                      600      8,490             0.0%
                  Cognex Corp.                                                        2,806    239,464             0.0%
*                 Cognizant Technology Solutions Corp. Class A                       18,468  1,112,328             0.1%
*                 Coherent, Inc.                                                      2,588    557,973             0.1%
                  Cohu, Inc.                                                          4,350     81,476             0.0%
*                 CommerceHub, Inc. Series A                                            667     10,672             0.0%
*                 CommerceHub, Inc. Series C                                          1,335     21,253             0.0%
*                 CommScope Holding Co., Inc.                                         6,198    260,564             0.0%
                  Communications Systems, Inc.                                          400      1,724             0.0%
                  Computer Task Group, Inc.                                           1,668      9,891             0.0%
                  Comtech Telecommunications Corp.                                    1,600     22,416             0.0%
                  Concurrent Computer Corp.                                           1,400      6,930             0.0%
*                 Conduent, Inc.                                                      7,417    120,971             0.0%
*                 Control4 Corp.                                                        297      5,019             0.0%
                  Convergys Corp.                                                    12,813    288,421             0.0%
*                 CoreLogic, Inc.                                                    11,224    479,714             0.1%
#*                CoStar Group, Inc.                                                    602    145,016             0.0%
*                 Covisint Corp.                                                      2,639      5,278             0.0%
*                 Cray, Inc.                                                          3,624     64,870             0.0%
*                 Cree, Inc.                                                         10,124    221,513             0.0%
                  CSG Systems International, Inc.                                     5,432    203,754             0.0%
                  CTS Corp.                                                           3,174     70,145             0.0%
*                 CyberOptics Corp.                                                   1,062     22,992             0.0%
#                 Cypress Semiconductor Corp.                                        33,237    465,650             0.1%
                  Daktronics, Inc.                                                    6,045     57,186             0.0%
*                 Datawatch Corp.                                                       308      2,787             0.0%
*                 Dell Technologies, Inc. Class V                                     7,117    477,622             0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Information Technology -- (Continued)
*                 DHI Group, Inc.                                                    3,750 $   14,438             0.0%
#                 Diebold Nixdorf, Inc.                                              4,722    133,160             0.0%
*                 Digi International, Inc.                                           3,785     46,934             0.0%
*                 Diodes, Inc.                                                       6,492    151,848             0.0%
                  Dolby Laboratories, Inc. Class A                                   6,253    329,721             0.1%
*                 DSP Group, Inc.                                                    4,082     50,821             0.0%
                  DST Systems, Inc.                                                  4,345    534,913             0.1%
*                 DXC Technology Co.                                                18,339  1,381,660             0.2%
*                 Eastman Kodak Co.                                                  3,760     41,360             0.0%
*                 eBay, Inc.                                                        22,425    749,219             0.1%
#                 Ebix, Inc.                                                         3,114    192,134             0.0%
*                 EchoStar Corp. Class A                                             5,650    325,214             0.1%
*                 Electro Scientific Industries, Inc.                                3,565     24,884             0.0%
*                 Electronic Arts, Inc.                                              3,850    365,057             0.1%
*                 Electronics for Imaging, Inc.                                      4,413    202,027             0.0%
#*                Ellie Mae, Inc.                                                      631     64,211             0.0%
*                 eMagin Corp.                                                         200        460             0.0%
                  Emcore Corp.                                                       2,998     26,982             0.0%
#*                EnerNOC, Inc.                                                      3,307     18,685             0.0%
*                 Entegris, Inc.                                                    16,187    401,438             0.1%
#*                Envestnet, Inc.                                                    1,464     50,947             0.0%
*                 EPAM Systems, Inc.                                                 2,093    161,161             0.0%
*                 ePlus, Inc.                                                        1,454    103,598             0.0%
*                 Euronet Worldwide, Inc.                                            5,383    444,743             0.1%
*                 Exar Corp.                                                         6,797     88,429             0.0%
*                 ExlService Holdings, Inc.                                          3,595    171,517             0.0%
*                 Extreme Networks, Inc.                                             9,702     75,821             0.0%
*                 F5 Networks, Inc.                                                  1,814    234,242             0.0%
*                 Fabrinet                                                           3,670    127,239             0.0%
*                 Facebook, Inc. Class A                                            28,648  4,304,362             0.5%
                  Fair Isaac Corp.                                                   2,048    277,463             0.0%
*                 FARO Technologies, Inc.                                            2,355     86,311             0.0%
                  Fidelity National Information Services, Inc.                      10,474    881,806             0.1%
*                 Finisar Corp.                                                     12,617    288,172             0.0%
*                 First Data Corp. Class A                                          12,086    188,783             0.0%
#*                First Solar, Inc.                                                  8,063    238,262             0.0%
*                 Fiserv, Inc.                                                       4,128    491,810             0.1%
*                 FleetCor Technologies, Inc.                                        3,900    550,446             0.1%
*                 Flex, Ltd.                                                        44,706    691,155             0.1%
                  FLIR Systems, Inc.                                                15,479    568,544             0.1%
*                 FormFactor, Inc.                                                   8,951     99,356             0.0%
                  Forrester Research, Inc.                                           1,955     79,275             0.0%
*                 Fortinet, Inc.                                                     1,332     51,948             0.0%
*                 Frequency Electronics, Inc.                                          400      4,200             0.0%
*                 Gartner, Inc.                                                      2,643    301,540             0.0%
#                 Genpact, Ltd.                                                     18,981    463,516             0.1%
                  Global Payments, Inc.                                              7,205    589,081             0.1%
*                 Globant SA                                                         2,064     78,205             0.0%
#*                GoDaddy, Inc. Class A                                              1,642     63,907             0.0%
#*                GrubHub, Inc.                                                      4,398    189,026             0.0%
*                 GSI Technology, Inc.                                               1,378     11,065             0.0%
*                 GTT Communications, Inc.                                           6,829    187,797             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Information Technology -- (Continued)
#*                Guidewire Software, Inc.                                            1,814 $  111,543             0.0%
                  Hackett Group, Inc. (The)                                           5,170    102,521             0.0%
#*                Harmonic, Inc.                                                     12,292     71,294             0.0%
                  Hewlett Packard Enterprise Co.                                     77,500  1,443,825             0.2%
                  HP, Inc.                                                           24,742    465,644             0.1%
*                 IAC/InterActiveCorp                                                 2,859    237,326             0.0%
*                 ID Systems, Inc.                                                      100        657             0.0%
*                 Identiv, Inc.                                                         249      1,429             0.0%
*                 II-VI, Inc.                                                         7,574    251,078             0.0%
#*                Immersion Corp.                                                     1,700     14,909             0.0%
#*                Infinera Corp.                                                     12,319    122,204             0.0%
*                 Innodata, Inc.                                                        700      1,470             0.0%
*                 Insight Enterprises, Inc.                                           4,000    168,400             0.0%
*                 Integrated Device Technology, Inc.                                  7,293    174,959             0.0%
                  Intel Corp.                                                       220,182  7,959,579             1.0%
                  InterDigital, Inc.                                                  5,053    454,265             0.1%
#*                Internap Corp.                                                      7,500     23,250             0.0%
                  International Business Machines Corp.                              13,746  2,203,346             0.3%
                  Intuit, Inc.                                                        3,638    455,514             0.1%
*                 Inuvo, Inc.                                                         1,177      1,459             0.0%
#*                InvenSense, Inc.                                                   11,400    146,604             0.0%
#*                IPG Photonics Corp.                                                 5,476    691,728             0.1%
*                 Itron, Inc.                                                         5,044    327,103             0.1%
                  IXYS Corp.                                                          3,718     51,866             0.0%
#                 j2 Global, Inc.                                                     6,433    580,514             0.1%
                  Jabil Circuit, Inc.                                                28,844    837,053             0.1%
                  Jack Henry & Associates, Inc.                                       2,704    262,072             0.0%
                  Juniper Networks, Inc.                                             20,850    626,959             0.1%
*                 Kemet Corp.                                                         6,658     74,636             0.0%
*                 Key Tronic Corp.                                                      700      5,509             0.0%
*                 Keysight Technologies, Inc.                                        14,842    555,536             0.1%
*                 Kimball Electronics, Inc.                                           3,228     55,683             0.0%
                  KLA-Tencor Corp.                                                    5,271    517,718             0.1%
*                 Knowles Corp.                                                      11,605    205,757             0.0%
#*                Kopin Corp.                                                         8,422     34,362             0.0%
*                 Kulicke & Soffa Industries, Inc.                                    9,060    202,219             0.0%
*                 KVH Industries, Inc.                                                2,284     18,272             0.0%
#                 Lam Research Corp.                                                  7,935  1,149,385             0.2%
*                 Lattice Semiconductor Corp.                                         7,554     51,820             0.0%
*                 Leaf Group, Ltd.                                                    2,563     21,401             0.0%
                  Leidos Holdings, Inc.                                               7,825    412,064             0.1%
*                 Limelight Networks, Inc.                                           10,418     32,713             0.0%
*                 Liquidity Services, Inc.                                            3,459     26,980             0.0%
                  Littelfuse, Inc.                                                    1,923    296,430             0.0%
                  LogMeIn, Inc.                                                       2,954    333,802             0.1%
#*                Lumentum Holdings, Inc.                                             4,456    190,494             0.0%
#*                MACOM Technology Solutions Holdings, Inc.                           1,566     76,546             0.0%
*                 MagnaChip Semiconductor Corp.                                       3,475     29,538             0.0%
*                 Manhattan Associates, Inc.                                          5,332    248,951             0.0%
*                 Marchex, Inc. Class B                                               3,498      9,480             0.0%
                  Marvell Technology Group, Ltd.                                     28,673    430,668             0.1%
                  Mastercard, Inc. Class A                                           14,624  1,701,064             0.2%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Information Technology -- (Continued)
#*                Match Group, Inc.                                                   2,683 $   49,984             0.0%
                  Maxim Integrated Products, Inc.                                     7,059    311,655             0.0%
                  MAXIMUS, Inc.                                                       5,634    343,618             0.1%
*                 MaxLinear, Inc.                                                     4,497    125,152             0.0%
*                 Maxwell Technologies, Inc.                                          1,381      8,424             0.0%
*                 Meet Group, Inc.(The)                                               6,244     37,214             0.0%
#                 Mesa Laboratories, Inc.                                               456     63,758             0.0%
                  Methode Electronics, Inc.                                           4,300    191,565             0.0%
#                 Microchip Technology, Inc.                                          3,986    301,262             0.0%
*                 Micron Technology, Inc.                                            79,107  2,188,891             0.3%
*                 Microsemi Corp.                                                    11,033    517,889             0.1%
                  Microsoft Corp.                                                   134,171  9,185,347             1.1%
*                 MicroStrategy, Inc. Class A                                         1,129    214,702             0.0%
                  MKS Instruments, Inc.                                               6,036    472,317             0.1%
                  MOCON, Inc.                                                           400     11,940             0.0%
*                 MoneyGram International, Inc.                                       6,035    107,483             0.0%
                  Monolithic Power Systems, Inc.                                      1,440    131,760             0.0%
                  Monotype Imaging Holdings, Inc.                                     3,918     79,731             0.0%
                  Motorola Solutions, Inc.                                            3,692    317,401             0.0%
#                 MTS Systems Corp.                                                   1,699     78,919             0.0%
*                 Nanometrics, Inc.                                                   2,275     71,788             0.0%
*                 Napco Security Technologies, Inc.                                     990     10,494             0.0%
#                 National Instruments Corp.                                          9,287    324,209             0.1%
*                 NCI, Inc. Class A                                                     397      5,895             0.0%
*                 NCR Corp.                                                          11,716    483,285             0.1%
#*                NeoPhotonics Corp.                                                  3,479     26,997             0.0%
                  NetApp, Inc.                                                       18,106    721,524             0.1%
*                 NETGEAR, Inc.                                                       3,515    165,732             0.0%
*                 Netscout Systems, Inc.                                              8,170    307,600             0.0%
*                 NeuStar, Inc. Class A                                               2,100     69,720             0.0%
                  NIC, Inc.                                                           5,661    120,862             0.0%
*                 Novanta, Inc.                                                       3,397     95,286             0.0%
*                 Nuance Communications, Inc.                                        22,474    402,060             0.1%
#*                Numerex Corp. Class A                                                 800      3,600             0.0%
                  NVE Corp.                                                             473     38,507             0.0%
                  NVIDIA Corp.                                                       17,519  1,827,232             0.2%
#*                Oclaro, Inc.                                                        9,370     75,054             0.0%
*                 ON Semiconductor Corp.                                             53,397    757,169             0.1%
                  Oracle Corp.                                                       65,440  2,942,182             0.4%
*                 OSI Systems, Inc.                                                   2,000    154,800             0.0%
#*                Palo Alto Networks, Inc.                                              658     71,334             0.0%
*                 PAR Technology Corp.                                                  700      5,985             0.0%
                  Park Electrochemical Corp.                                          2,637     45,673             0.0%
                  Paychex, Inc.                                                       6,490    384,727             0.1%
#*                Paycom Software, Inc.                                               3,105    187,076             0.0%
*                 PayPal Holdings, Inc.                                              18,991    906,251             0.1%
                  PC Connection, Inc.                                                 3,626    104,211             0.0%
                  PC-Tel, Inc.                                                          700      5,418             0.0%
*                 PCM, Inc.                                                           1,200     30,240             0.0%
*                 PDF Solutions, Inc.                                                 1,468     27,921             0.0%
                  Pegasystems, Inc.                                                   6,089    277,354             0.0%
*                 Perceptron, Inc.                                                      800      6,784             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Information Technology -- (Continued)
*                 Perficient, Inc.                                                   4,198 $   73,129             0.0%
*                 PFSweb, Inc.                                                       1,937     14,179             0.0%
*                 Photronics, Inc.                                                   9,051    104,086             0.0%
*                 Planet Payment, Inc.                                               6,963     29,036             0.0%
                  Plantronics, Inc.                                                  4,200    229,320             0.0%
*                 Plexus Corp.                                                       3,638    189,140             0.0%
                  Power Integrations, Inc.                                           2,466    162,633             0.0%
*                 PRGX Global, Inc.                                                  2,000     13,100             0.0%
                  Progress Software Corp.                                            4,975    147,857             0.0%
*                 PTC, Inc.                                                            827     44,699             0.0%
                  QAD, Inc. Class A                                                  1,197     36,149             0.0%
                  QAD, Inc. Class B                                                    160      4,114             0.0%
#*                Qorvo, Inc.                                                        5,647    384,165             0.1%
                  QUALCOMM, Inc.                                                    56,491  3,035,826             0.4%
*                 Qualys, Inc.                                                       2,764    106,138             0.0%
*                 QuinStreet, Inc.                                                   2,573     11,527             0.0%
*                 Radisys Corp.                                                      4,051     16,245             0.0%
*                 Rambus, Inc.                                                      10,284    128,756             0.0%
*                 RealNetworks, Inc.                                                 4,961     22,672             0.0%
*                 RealPage, Inc.                                                     5,963    220,929             0.0%
*                 Red Hat, Inc.                                                      3,511    309,249             0.0%
                  Reis, Inc.                                                           600     11,280             0.0%
*                 RetailMeNot, Inc.                                                  5,890     68,324             0.0%
                  Richardson Electronics, Ltd.                                         900      5,382             0.0%
*                 Rogers Corp.                                                       2,003    206,189             0.0%
*                 Rubicon Project, Inc. (The)                                        4,400     25,124             0.0%
*                 Rudolph Technologies, Inc.                                         3,503     85,824             0.0%
                  Sabre Corp.                                                        7,386    172,906             0.0%
*                 salesforce.com, Inc.                                               1,739    149,763             0.0%
*                 Sanmina Corp.                                                      9,651    359,500             0.1%
*                 ScanSource, Inc.                                                   3,055    120,672             0.0%
                  Science Applications International Corp.                           2,703    197,292             0.0%
#                 Seagate Technology P.L.C.                                          9,931    418,393             0.1%
*                 Semtech Corp.                                                      6,833    233,347             0.0%
*                 ServiceNow, Inc.                                                   1,346    127,170             0.0%
*                 ServiceSource International, Inc.                                  4,300     16,168             0.0%
*                 ShoreTel, Inc.                                                     6,200     40,610             0.0%
*                 Shutterstock, Inc.                                                 2,603    112,528             0.0%
*                 Sigma Designs, Inc.                                                4,966     30,789             0.0%
*                 Silicon Laboratories, Inc.                                         1,200     85,380             0.0%
*                 Silver Spring Networks, Inc.                                       4,978     56,799             0.0%
#                 Skyworks Solutions, Inc.                                          15,384  1,534,400             0.2%
*                 SMTC Corp.                                                         1,100      1,425             0.0%
*                 Sonus Networks, Inc.                                               5,626     43,208             0.0%
#*                Splunk, Inc.                                                         648     41,673             0.0%
                  SS&C Technologies Holdings, Inc.                                   9,802    360,125             0.1%
#*                Stamps.com, Inc.                                                   1,142    121,223             0.0%
*                 StarTek, Inc.                                                      2,316     21,029             0.0%
#*                SunPower Corp.                                                     9,564     66,374             0.0%
*                 Super Micro Computer, Inc.                                         4,347    106,067             0.0%
*                 Sykes Enterprises, Inc.                                            5,391    160,706             0.0%
                  Symantec Corp.                                                     7,014    221,853             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Information Technology -- (Continued)
#*                Synaptics, Inc.                                                    3,600 $  197,172             0.0%
*                 Synchronoss Technologies, Inc.                                     4,424     70,784             0.0%
                  SYNNEX Corp.                                                       5,149    558,306             0.1%
*                 Synopsys, Inc.                                                     7,388    544,496             0.1%
#                 Syntel, Inc.                                                       5,808    102,279             0.0%
                  Systemax, Inc.                                                     3,556     47,081             0.0%
*                 Tableau Software, Inc. Class A                                     1,525     81,862             0.0%
#*                Take-Two Interactive Software, Inc.                                6,000    377,100             0.1%
*                 Tangoe, Inc.                                                         801      5,142             0.0%
                  TE Connectivity, Ltd.                                             17,158  1,327,514             0.2%
*                 Tech Data Corp.                                                    4,206    402,304             0.1%
*                 TechTarget, Inc.                                                   3,207     29,665             0.0%
*                 Telenav, Inc.                                                      4,400     38,280             0.0%
                  TeleTech Holdings, Inc.                                            6,017    188,031             0.0%
#*                Teradata Corp.                                                    18,750    547,125             0.1%
                  Teradyne, Inc.                                                    18,919    667,273             0.1%
                  Tessco Technologies, Inc.                                            672      9,408             0.0%
                  Texas Instruments, Inc.                                           20,187  1,598,407             0.2%
                  TiVo Corp.                                                        14,680    289,930             0.0%
                  Total System Services, Inc.                                        8,357    478,940             0.1%
                  TransAct Technologies, Inc.                                          400      3,500             0.0%
                  Travelport Worldwide, Ltd.                                        11,352    149,506             0.0%
*                 Travelzoo, Inc.                                                    2,000     18,400             0.0%
*                 Tremor Video, Inc.                                                 5,147     11,529             0.0%
*                 Trimble, Inc.                                                     12,142    430,191             0.1%
*                 TTM Technologies, Inc.                                            13,092    219,029             0.0%
#*                Twitter, Inc.                                                     21,233    349,920             0.1%
#*                Tyler Technologies, Inc.                                             521     85,230             0.0%
#*                Ubiquiti Networks, Inc.                                            4,227    217,775             0.0%
#*                Ultimate Software Group, Inc. (The)                                  591    119,778             0.0%
*                 Ultra Clean Holdings, Inc.                                         4,387     84,406             0.0%
*                 Ultratech, Inc.                                                    3,300    100,716             0.0%
#*                Unisys Corp.                                                       3,288     37,154             0.0%
#                 Universal Display Corp.                                            1,975    176,466             0.0%
*                 Vantiv, Inc. Class A                                               5,116    317,397             0.0%
*                 VASCO Data Security International, Inc.                            4,122     55,647             0.0%
*                 Veeco Instruments, Inc.                                            5,048    166,584             0.0%
*                 VeriFone Systems, Inc.                                            10,890    201,901             0.0%
*                 Verint Systems, Inc.                                               5,688    223,538             0.0%
#*                VeriSign, Inc.                                                     2,100    186,732             0.0%
                  Versum Materials, Inc.                                             6,632    212,357             0.0%
#*                ViaSat, Inc.                                                       5,573    356,839             0.1%
*                 Viavi Solutions, Inc.                                             22,100    221,000             0.0%
*                 Virtusa Corp.                                                      2,600     80,548             0.0%
#                 Visa, Inc. Class A                                                33,055  3,015,277             0.4%
#                 Vishay Intertechnology, Inc.                                      17,430    284,980             0.0%
*                 Vishay Precision Group, Inc.                                         793     13,640             0.0%
*                 VMware, Inc. Class A                                                 640     60,237             0.0%
                  Wayside Technology Group, Inc.                                       200      4,210             0.0%
*                 Web.com Group, Inc.                                                9,210    177,753             0.0%
#*                WebMD Health Corp.                                                 5,938    322,018             0.1%
                  Western Digital Corp.                                             17,571  1,565,049             0.2%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------ ------------ ---------------
Information Technology -- (Continued)
#                 Western Union Co. (The)                                           16,348 $    324,671             0.1%
*                 WEX, Inc.                                                          3,853      390,925             0.1%
#*                Workday, Inc. Class A                                                792       69,221             0.0%
*                 Xcerra Corp.                                                       6,903       67,649             0.0%
                  Xilinx, Inc.                                                       6,896      435,207             0.1%
*                 XO Group, Inc.                                                     2,507       43,998             0.0%
                  Xperi Corp.                                                        6,670      224,112             0.0%
*                 Yahoo!, Inc.                                                      17,722      854,378             0.1%
*                 YuMe, Inc.                                                         3,100       12,896             0.0%
#*                Zebra Technologies Corp. Class A                                   6,818      642,733             0.1%
*                 Zedge, Inc. Class B                                                1,022        3,138             0.0%
*                 Zillow Group, Inc. Class A                                         4,406      169,587             0.0%
#*                Zillow Group, Inc. Class C                                         5,237      204,243             0.0%
*                 Zix Corp.                                                          5,219       28,339             0.0%
#*                Zynga, Inc. Class A                                               85,388      246,771             0.0%
                                                                                           ------------ ---------------
Total Information Technology                                                                159,435,136            19.3%
                                                                                           ------------ ---------------
Materials -- (4.5%)
                  A Schulman, Inc.                                                   3,965      125,492             0.0%
*                 AdvanSix, Inc.                                                     2,523       68,777             0.0%
#*                AgroFresh Solutions, Inc.                                          3,300       18,513             0.0%
                  Air Products & Chemicals, Inc.                                     3,600      505,800             0.1%
#*                AK Steel Holding Corp.                                            29,257      185,489             0.0%
                  Albemarle Corp.                                                    7,195      783,607             0.1%
                  Alcoa Corp.                                                        5,660      190,912             0.0%
#                 Allegheny Technologies, Inc.                                       6,966      127,826             0.0%
                  American Vanguard Corp.                                            4,707       78,842             0.0%
                  Ampco-Pittsburgh Corp.                                             1,853       26,961             0.0%
#                 AptarGroup, Inc.                                                   9,367      752,170             0.1%
                  Ashland Global Holdings, Inc.                                      3,026      373,711             0.1%
                  Avery Dennison Corp.                                               2,953      245,719             0.0%
*                 Axalta Coating Systems, Ltd.                                       7,863      246,662             0.0%
                  Balchem Corp.                                                      4,088      331,782             0.0%
#                 Ball Corp.                                                         7,874      605,432             0.1%
                  Bemis Co., Inc.                                                   14,007      629,335             0.1%
*                 Berry Global Group, Inc.                                           6,533      326,650             0.0%
*                 Boise Cascade Co.                                                  4,911      149,786             0.0%
                  Cabot Corp.                                                        7,758      466,954             0.1%
                  Calgon Carbon Corp.                                                6,420       93,411             0.0%
#                 Carpenter Technology Corp.                                         6,046      245,468             0.0%
                  Celanese Corp. Series A                                            5,005      435,635             0.1%
*                 Century Aluminum Co.                                              11,382      155,250             0.0%
#                 CF Industries Holdings, Inc.                                      15,731      420,647             0.1%
                  Chase Corp.                                                        1,340      137,350             0.0%
                  Chemours Co. (The)                                                10,661      429,532             0.1%
*                 Clearwater Paper Corp.                                             2,219      107,843             0.0%
#*                Cliffs Natural Resources, Inc.                                    27,638      185,727             0.0%
                  Commercial Metals Co.                                             14,988      279,376             0.0%
#                 Compass Minerals International, Inc.                               5,141      339,306             0.0%
*                 Core Molding Technologies, Inc.                                    1,483       29,334             0.0%
*                 Crown Holdings, Inc.                                               4,311      241,804             0.0%
                  Deltic Timber Corp.                                                  681       52,689             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Materials -- (Continued)
                  Domtar Corp.                                                       8,208 $  325,447             0.0%
                  Dow Chemical Co. (The)                                            38,029  2,388,221             0.3%
                  Eagle Materials, Inc.                                              5,490    526,875             0.1%
                  Eastman Chemical Co.                                              10,192    812,812             0.1%
                  Ecolab, Inc.                                                       4,086    527,462             0.1%
                  EI du Pont de Nemours & Co.                                       10,219    814,965             0.1%
*                 Ferro Corp.                                                       14,950    267,904             0.0%
                  Ferroglobe P.L.C.                                                 21,032    202,959             0.0%
#*                Flotek Industries, Inc.                                            3,205     38,492             0.0%
#                 FMC Corp.                                                          6,076    444,945             0.1%
*                 Freeport-McMoRan, Inc.                                            62,432    796,008             0.1%
                  Friedman Industries, Inc.                                            400      2,480             0.0%
                  FutureFuel Corp.                                                   5,733     88,632             0.0%
*                 GCP Applied Technologies, Inc.                                     6,515    214,344             0.0%
                  Gold Resource Corp.                                                7,506     24,770             0.0%
                  Graphic Packaging Holding Co.                                     58,023    787,952             0.1%
                  Greif, Inc. Class A                                                4,157    243,683             0.0%
                  Greif, Inc. Class B                                                1,804    121,499             0.0%
*                 Handy & Harman, Ltd.                                                 700     19,075             0.0%
                  Hawkins, Inc.                                                      1,217     62,189             0.0%
                  Haynes International, Inc.                                         1,816     76,799             0.0%
                  HB Fuller Co.                                                      6,623    349,893             0.1%
*                 Headwaters, Inc.                                                  10,135    240,808             0.0%
                  Hecla Mining Co.                                                  51,388    280,065             0.0%
                  Huntsman Corp.                                                    36,836    912,428             0.1%
*                 Ingevity Corp.                                                     4,274    270,245             0.0%
                  Innophos Holdings, Inc.                                            2,105    100,914             0.0%
                  Innospec, Inc.                                                     2,796    184,536             0.0%
                  International Flavors & Fragrances, Inc.                           1,600    221,744             0.0%
                  International Paper Co.                                            9,199    496,470             0.1%
#*                Intrepid Potash, Inc.                                              9,727     17,606             0.0%
                  Kaiser Aluminum Corp.                                              1,125     94,961             0.0%
                  KapStone Paper and Packaging Corp.                                13,014    274,465             0.0%
                  KMG Chemicals, Inc.                                                1,571     82,556             0.0%
*                 Koppers Holdings, Inc.                                             1,676     71,146             0.0%
*                 Kraton Corp.                                                       4,020    131,494             0.0%
#                 Kronos Worldwide, Inc.                                             5,675     99,426             0.0%
*                 Louisiana-Pacific Corp.                                           15,489    398,687             0.1%
#*                LSB Industries, Inc.                                               2,432     26,801             0.0%
                  LyondellBasell Industries NV Class A                               6,356    538,735             0.1%
                  Martin Marietta Materials, Inc.                                    2,863    630,404             0.1%
                  Materion Corp.                                                     2,500     95,125             0.0%
                  Mercer International, Inc.                                         8,133     99,223             0.0%
                  Minerals Technologies, Inc.                                        4,597    361,784             0.1%
                  Monsanto Co.                                                       6,200    722,982             0.1%
                  Mosaic Co. (The)                                                  21,506    579,157             0.1%
                  Myers Industries, Inc.                                             5,923     96,545             0.0%
                  Neenah Paper, Inc.                                                 2,899    227,137             0.0%
                  NewMarket Corp.                                                      868    408,568             0.1%
                  Newmont Mining Corp.                                              22,559    762,720             0.1%
                  Nucor Corp.                                                       12,511    767,300             0.1%
                  Olin Corp.                                                        20,024    643,371             0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
Materials -- (Continued)
                  Olympic Steel, Inc.                                                1,248 $    28,142             0.0%
*                 OMNOVA Solutions, Inc.                                             6,502      61,769             0.0%
#*                Owens-Illinois, Inc.                                              13,094     285,711             0.0%
                  Packaging Corp. of America                                         4,761     470,292             0.1%
                  PH Glatfelter Co.                                                  5,939     127,748             0.0%
#*                Platform Specialty Products Corp.                                 25,420     360,201             0.1%
                  PolyOne Corp.                                                     11,319     443,818             0.1%
                  PPG Industries, Inc.                                               3,623     397,950             0.1%
                  Praxair, Inc.                                                      4,738     592,155             0.1%
                  Quaker Chemical Corp.                                              1,734     250,736             0.0%
#                 Rayonier Advanced Materials, Inc.                                  9,093     120,482             0.0%
*                 Real Industry, Inc.                                                3,947      10,262             0.0%
                  Reliance Steel & Aluminum Co.                                      5,667     446,673             0.1%
#                 Royal Gold, Inc.                                                   6,438     455,038             0.1%
                  RPM International, Inc.                                            5,352     281,301             0.0%
*                 Ryerson Holding Corp.                                              2,729      37,387             0.0%
                  Schnitzer Steel Industries, Inc. Class A                           3,400      64,260             0.0%
                  Scotts Miracle-Gro Co. (The)                                       4,177     403,498             0.1%
                  Sealed Air Corp.                                                   5,961     262,403             0.0%
                  Sensient Technologies Corp.                                        4,598     376,116             0.1%
                  Sherwin-Williams Co. (The)                                           900     301,212             0.0%
                  Silgan Holdings, Inc.                                              7,955     482,232             0.1%
                  Sonoco Products Co.                                               14,688     768,329             0.1%
                  Southern Copper Corp.                                              1,732      61,261             0.0%
                  Steel Dynamics, Inc.                                              13,768     497,576             0.1%
                  Stepan Co.                                                         2,576     218,445             0.0%
*                 Stillwater Mining Co.                                             14,113     253,752             0.0%
*                 Summit Materials, Inc. Class A                                    11,614     298,015             0.0%
*                 SunCoke Energy, Inc.                                               9,445      86,611             0.0%
*                 Synalloy Corp.                                                       498       6,449             0.0%
#*                TimkenSteel Corp.                                                  5,576      84,086             0.0%
*                 Trecora Resources                                                  2,437      26,929             0.0%
                  Tredegar Corp.                                                     3,599      61,723             0.0%
                  Trinseo SA                                                         7,041     467,522             0.1%
                  Tronox, Ltd. Class A                                               9,511     157,027             0.0%
*                 UFP Technologies, Inc.                                             1,356      36,205             0.0%
                  United States Lime & Minerals, Inc.                                  400      31,648             0.0%
#                 United States Steel Corp.                                         16,341     364,731             0.1%
#*                Universal Stainless & Alloy Products, Inc.                           900      16,245             0.0%
#*                US Concrete, Inc.                                                  2,301     142,662             0.0%
                  Valspar Corp. (The)                                                2,101     236,236             0.0%
                  Vulcan Materials Co.                                               5,752     695,302             0.1%
                  Westlake Chemical Corp.                                            3,443     214,327             0.0%
                  WestRock Co.                                                      15,676     839,607             0.1%
                  Worthington Industries, Inc.                                       7,388     321,378             0.0%
                  WR Grace & Co.                                                     4,036     281,390             0.0%
                                                                                           ----------- ---------------
Total Materials                                                                             40,795,443             4.9%
                                                                                           ----------- ---------------
Real Estate -- (0.5%)
                  Alexander & Baldwin, Inc.                                          6,267     288,345             0.1%
*                 Altisource Asset Management Corp.                                     75       5,745             0.0%
#*                Altisource Portfolio Solutions SA                                  1,456      32,163             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Real Estate -- (Continued)
*                 CBRE Group, Inc. Class A                                           23,938 $   857,220             0.1%
                  Consolidated-Tomoka Land Co.                                          400      21,692             0.0%
*                 Forestar Group, Inc.                                                5,191      73,453             0.0%
*                 FRP Holdings, Inc.                                                  1,138      48,593             0.0%
                  Griffin Industrial Realty, Inc.                                       375      11,351             0.0%
                  HFF, Inc. Class A                                                   6,343     199,170             0.0%
*                 Howard Hughes Corp. (The)                                           3,644     448,613             0.1%
                  Jones Lang LaSalle, Inc.                                            5,667     650,912             0.1%
                  Kennedy-Wilson Holdings, Inc.                                      11,213     228,745             0.0%
*                 Marcus & Millichap, Inc.                                            7,113     183,515             0.0%
                  RE/MAX Holdings, Inc. Class A                                       2,161     127,823             0.0%
#                 Realogy Holdings Corp.                                             13,738     419,696             0.1%
                  RMR Group, Inc. (The) Class A                                       3,242     171,015             0.0%
*                 SBA Communications Corp.                                            2,078     262,846             0.0%
#*                St Joe Co. (The)                                                    6,481     113,418             0.0%
                  Stratus Properties, Inc.                                              889      26,537             0.0%
*                 Tejon Ranch Co.                                                     2,696      61,738             0.0%
                                                                                            ----------- ---------------
Total Real Estate                                                                             4,232,590             0.5%
                                                                                            ----------- ---------------
Telecommunication Services -- (2.7%)
*                 Alaska Communications Systems Group, Inc.                           2,160       5,076             0.0%
                  AT&T, Inc.                                                        365,487  14,484,250             1.8%
                  ATN International, Inc.                                             2,046     141,563             0.0%
*                 Boingo Wireless, Inc.                                               5,777      82,553             0.0%
#                 CenturyLink, Inc.                                                  53,341   1,369,263             0.2%
*                 Cincinnati Bell, Inc.                                               4,288      80,829             0.0%
                  Cogent Communications Holdings, Inc.                                4,313     194,085             0.0%
#                 Consolidated Communications Holdings, Inc.                          8,586     203,231             0.0%
*                 FairPoint Communications, Inc.                                      2,389      40,732             0.0%
#                 Frontier Communications Corp.                                      46,837      88,053             0.0%
*                 General Communication, Inc. Class A                                 5,129     192,030             0.0%
*                 Hawaiian Telcom Holdco, Inc.                                        1,165      29,649             0.0%
                  IDT Corp. Class B                                                   3,759      57,099             0.0%
*                 Intelsat SA                                                         5,585      16,476             0.0%
#*                Iridium Communications, Inc.                                        4,837      51,272             0.0%
*                 Level 3 Communications, Inc.                                        9,472     575,519             0.1%
*                 Lumos Networks Corp.                                                3,100      55,521             0.0%
*                 ORBCOMM, Inc.                                                       6,642      64,029             0.0%
                  Shenandoah Telecommunications Co.                                   8,842     282,944             0.1%
                  Spok Holdings, Inc.                                                 2,587      46,437             0.0%
*                 Sprint Corp.                                                       65,319     589,831             0.1%
*                 T-Mobile US, Inc.                                                  16,007   1,076,791             0.1%
                  Telephone & Data Systems, Inc.                                     12,505     343,387             0.1%
*                 United States Cellular Corp.                                        2,520      98,734             0.0%
                  Verizon Communications, Inc.                                       72,958   3,349,502             0.4%
*                 Vonage Holdings Corp.                                              28,743     192,865             0.0%
                  Windstream Holdings, Inc.                                          22,606     124,785             0.0%
*                 Zayo Group Holdings, Inc.                                           6,324     221,783             0.0%
                                                                                            ----------- ---------------
Total Telecommunication Services                                                             24,058,289             2.9%
                                                                                            ----------- ---------------
Utilities -- (2.0%)
                  AES Corp.                                                          15,048     170,193             0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Utilities -- (Continued)
                  ALLETE, Inc.                                                       2,920 $204,137             0.0%
                  Alliant Energy Corp.                                               5,115  201,122             0.0%
#                 Ameren Corp.                                                       5,393  294,943             0.1%
                  American Electric Power Co., Inc.                                  6,201  420,614             0.1%
                  American States Water Co.                                          3,510  156,265             0.0%
                  American Water Works Co., Inc.                                     3,782  301,652             0.1%
                  Aqua America, Inc.                                                 4,255  140,798             0.0%
                  Artesian Resources Corp. Class A                                     900   34,569             0.0%
                  Atlantica Yield PLC                                                8,417  175,410             0.0%
                  Atmos Energy Corp.                                                 2,979  241,359             0.0%
#                 Avangrid, Inc.                                                     1,875   81,563             0.0%
                  Avista Corp.                                                       5,597  225,783             0.0%
#                 Black Hills Corp.                                                  3,036  206,509             0.0%
                  California Water Service Group                                     4,696  167,647             0.0%
*                 Calpine Corp.                                                     44,699  455,930             0.1%
                  CenterPoint Energy, Inc.                                           9,448  269,551             0.0%
                  Chesapeake Utilities Corp.                                         1,546  113,322             0.0%
                  CMS Energy Corp.                                                   5,870  266,498             0.0%
                  Connecticut Water Service, Inc.                                    1,334   71,596             0.0%
#                 Consolidated Edison, Inc.                                          3,460  274,309             0.0%
                  Consolidated Water Co., Ltd.                                         959   11,316             0.0%
                  Delta Natural Gas Co., Inc.                                          591   17,907             0.0%
                  Dominion Resources, Inc.                                           7,336  568,026             0.1%
                  DTE Energy Co.                                                     4,058  424,426             0.1%
                  Duke Energy Corp.                                                  7,642  630,465             0.1%
*                 Dynegy, Inc.                                                       2,865   18,393             0.0%
                  Edison International                                               3,287  262,861             0.0%
                  El Paso Electric Co.                                               3,569  184,160             0.0%
                  Entergy Corp.                                                      3,708  282,772             0.1%
#                 Eversource Energy                                                  6,599  391,981             0.1%
                  Exelon Corp.                                                      10,499  363,580             0.1%
                  FirstEnergy Corp.                                                  8,059  241,286             0.0%
                  Gas Natural, Inc.                                                    700    8,750             0.0%
                  Genie Energy, Ltd. Class B                                         1,601   12,728             0.0%
                  Great Plains Energy, Inc.                                          5,224  154,578             0.0%
                  Hawaiian Electric Industries, Inc.                                 5,913  198,204             0.0%
#                 IDACORP, Inc.                                                      3,064  258,969             0.0%
#                 MDU Resources Group, Inc.                                         10,122  272,282             0.0%
                  MGE Energy, Inc.                                                   3,252  209,104             0.0%
                  Middlesex Water Co.                                                1,448   55,198             0.0%
#                 National Fuel Gas Co.                                              4,485  248,379             0.0%
                  New Jersey Resources Corp.                                         5,510  222,329             0.0%
                  NextEra Energy, Inc.                                               4,867  650,037             0.1%
                  NiSource, Inc.                                                    10,542  255,644             0.0%
                  Northwest Natural Gas Co.                                          2,532  150,907             0.0%
#                 NorthWestern Corp.                                                 2,582  154,352             0.0%
                  NRG Energy, Inc.                                                  33,636  568,448             0.1%
                  NRG Yield, Inc. Class A                                            1,604   27,813             0.0%
#                 NRG Yield, Inc. Class C                                            3,420   60,534             0.0%
                  OGE Energy Corp.                                                   5,000  173,900             0.0%
                  ONE Gas, Inc.                                                      3,374  232,232             0.0%
                  Ormat Technologies, Inc.                                           6,540  386,252             0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Utilities -- (Continued)
                  Otter Tail Corp.                                                      3,443 $    135,999             0.0%
#                 Pattern Energy Group, Inc.                                            7,779      171,294             0.0%
                  PG&E Corp.                                                            5,726      383,928             0.1%
                  Pinnacle West Capital Corp.                                           2,439      207,535             0.0%
#                 PNM Resources, Inc.                                                   4,758      177,236             0.0%
                  Portland General Electric Co.                                         5,000      226,700             0.0%
                  PPL Corp.                                                             8,059      307,128             0.1%
                  Public Service Enterprise Group, Inc.                                 5,117      225,404             0.0%
                  RGC Resources, Inc.                                                     150        3,338             0.0%
                  SCANA Corp.                                                           3,136      207,948             0.0%
                  Sempra Energy                                                         2,713      306,623             0.1%
                  SJW Corp.                                                             1,848       90,256             0.0%
                  South Jersey Industries, Inc.                                         4,824      180,996             0.0%
                  Southern Co. (The)                                                   11,106      553,079             0.1%
                  Southwest Gas Holdings, Inc.                                          2,701      226,236             0.0%
#                 Spark Energy, Inc. Class A                                              500       17,950             0.0%
                  Spire, Inc.                                                           3,100      212,505             0.0%
                  UGI Corp.                                                             5,579      279,843             0.1%
                  Unitil Corp.                                                          1,532       74,195             0.0%
                  Vectren Corp.                                                         4,544      270,004             0.0%
#                 WEC Energy Group, Inc.                                                5,507      333,284             0.1%
                  Westar Energy, Inc.                                                   5,593      291,004             0.1%
                  WGL Holdings, Inc.                                                    3,001      247,462             0.0%
                  Xcel Energy, Inc.                                                     8,217      370,176             0.1%
                  York Water Co. (The)                                                  1,162       43,575             0.0%
                                                                                              ------------ ---------------
Total Utilities                                                                                 17,715,281             2.1%
                                                                                              ------------ ---------------
TOTAL COMMON STOCKS                                                                            825,297,911            99.8%
                                                                                              ------------ ---------------
RIGHTS/WARRANTS -- (0.0%)
(degree)*         Dyax Corp. Contingent Value Rights                                    2,300        2,553             0.0%
(degree)#*        Safeway Casa Ley Contingent Value Rights                             11,539       11,711             0.0%
(degree)*         Safeway PDC, LLC Contingent Value Rights                             11,539          563             0.0%
                                                                                              ------------ ---------------
TOTAL RIGHTS/WARRANTS                                                                               14,827             0.0%
                                                                                              ------------ ---------------
TOTAL INVESTMENT SECURITIES                                                                    825,312,738
                                                                                              ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
                  State Street Institutional U.S. Government Money Market Fund,
                    0.680%                                                            485,722      485,722             0.1%
                                                                                              ------------ ---------------
SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@              DFA Short Term Investment Fund                                    6,170,059   71,406,098             8.6%
                                                                                              ------------ ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $665,830,039)                                             $897,249,512           108.5%
                                                                                              ============ ===============

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ---------------------------------------------
                                                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary                                         $137,693,670 $    25,912      -- $137,719,582
   Consumer Staples                                                 47,229,678          --      --   47,229,678
   Energy                                                           48,071,140          --      --   48,071,140
   Financials                                                      175,053,226          --      --  175,053,226
   Health Care                                                      59,957,261          --      --   59,957,261
   Industrials                                                     111,030,285          --      --  111,030,285
   Information Technology                                          159,435,136          --      --  159,435,136
   Materials                                                        40,795,443          --      --   40,795,443
   Real Estate                                                       4,232,590          --      --    4,232,590
   Telecommunication Services                                       24,058,289          --      --   24,058,289
   Utilities                                                        17,715,281          --      --   17,715,281
Rights/Warrants                                                             --      14,827      --       14,827
Temporary Cash Investments                                             485,722          --      --      485,722
Securities Lending Collateral                                               --  71,406,098      --   71,406,098
                                                                  ------------ ----------- ------- ------------
TOTAL                                                             $825,802,675 $71,446,837      -- $897,249,512
                                                                  ============ =========== ======= ============

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
COMMON STOCKS -- (93.6%)
Consumer Discretionary -- (16.2%)
*                 1-800-Flowers.com, Inc. Class A                                    4,534 $    48,741             0.0%
                  A.H. Belo Corp. Class A                                              200       1,250             0.0%
                  Aaron's, Inc.                                                      8,552     307,359             0.0%
#                 Abercrombie & Fitch Co. Class A                                    2,269      27,205             0.0%
                  Adient P.L.C.                                                      2,496     183,606             0.0%
                  Advance Auto Parts, Inc.                                           4,271     607,080             0.1%
*                 Amazon.com, Inc.                                                  22,622  20,925,124             2.1%
                  AMC Entertainment Holdings, Inc. Class A                           7,693     233,098             0.0%
*                 AMC Networks, Inc. Class A                                         6,839     408,152             0.1%
*                 America's Car-Mart, Inc.                                             715      26,670             0.0%
*                 American Axle & Manufacturing Holdings, Inc.                       6,624     116,516             0.0%
#                 American Eagle Outfitters, Inc.                                   25,036     352,757             0.0%
#*                American Outdoor Brands Corp.                                      7,290     161,473             0.0%
                  Aramark                                                           11,385     415,780             0.1%
                  Ark Restaurants Corp.                                              2,000      50,700             0.0%
*                 Asbury Automotive Group, Inc.                                      3,130     191,556             0.0%
#*                Ascena Retail Group, Inc.                                         16,055      62,775             0.0%
*                 Ascent Capital Group, Inc. Class A                                   595       7,622             0.0%
#                 Autoliv, Inc.                                                      7,841     785,590             0.1%
#*                AutoNation, Inc.                                                  12,939     543,438             0.1%
#*                AutoZone, Inc.                                                       862     596,668             0.1%
*                 AV Homes, Inc.                                                     2,224      39,031             0.0%
*                 Ballantyne Strong, Inc.                                            1,448       9,122             0.0%
*                 Barnes & Noble Education, Inc.                                     6,482      67,478             0.0%
#                 Barnes & Noble, Inc.                                               2,178      18,622             0.0%
                  Bassett Furniture Industries, Inc.                                 1,000      30,050             0.0%
                  Beasley Broadcast Group, Inc. Class A                              1,101      14,478             0.0%
*                 Beazer Homes USA, Inc.                                             6,286      78,009             0.0%
#                 Bed Bath & Beyond, Inc.                                           18,461     715,364             0.1%
                  Best Buy Co., Inc.                                                36,918   1,912,722             0.2%
#                 Big 5 Sporting Goods Corp.                                         2,727      41,996             0.0%
#                 Big Lots, Inc.                                                     1,794      90,579             0.0%
*                 Biglari Holdings, Inc.                                               112      47,783             0.0%
*                 BJ's Restaurants, Inc.                                             1,890      85,239             0.0%
*                 Black Diamond, Inc.                                                2,100      11,025             0.0%
                  Bloomin' Brands, Inc.                                             11,210     243,145             0.0%
                  Bob Evans Farms, Inc.                                              1,910     127,473             0.0%
*                 Bojangles', Inc.                                                   4,011      88,041             0.0%
*                 Boot Barn Holdings, Inc.                                           1,500      15,915             0.0%
                  BorgWarner, Inc.                                                  19,319     816,807             0.1%
*                 Bravo Brio Restaurant Group, Inc.                                  8,350      40,498             0.0%
#                 Brinker International, Inc.                                        4,620     204,158             0.0%
                  Brunswick Corp.                                                   10,090     572,607             0.1%
#                 Buckle, Inc. (The)                                                   733      13,707             0.0%
*                 Buffalo Wild Wings, Inc.                                           1,880     296,194             0.0%
*                 Build-A-Bear Workshop, Inc.                                        1,300      13,520             0.0%
*                 Burlington Stores, Inc.                                            4,851     479,861             0.1%
*                 Cabela's, Inc.                                                     7,563     412,940             0.1%
                  Cable One, Inc.                                                      800     545,488             0.1%
#                 CalAtlantic Group, Inc.                                           19,554     708,246             0.1%
                  Caleres, Inc.                                                      4,938     142,313             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Consumer Discretionary -- (Continued)
                  Callaway Golf Co.                                                   8,342 $    98,853             0.0%
*                 Cambium Learning Group, Inc.                                        3,100      15,097             0.0%
*                 CarMax, Inc.                                                       19,582   1,145,547             0.1%
*                 Carrols Restaurant Group, Inc.                                      4,467      62,538             0.0%
                  Carter's, Inc.                                                      6,939     638,666             0.1%
                  Cato Corp. (The) Class A                                            2,771      62,514             0.0%
*                 Cavco Industries, Inc.                                              1,178     139,887             0.0%
                  CBS Corp. Class A                                                     482      32,415             0.0%
                  CBS Corp. Class B                                                  27,713   1,844,577             0.2%
*                 Century Casinos, Inc.                                               1,500      12,345             0.0%
*                 Century Communities, Inc.                                           3,463      94,540             0.0%
*                 Charter Communications, Inc. Class A                               10,948   3,778,812             0.4%
#                 Cheesecake Factory, Inc. (The)                                      4,899     314,320             0.0%
*                 Cherokee, Inc.                                                      1,276      10,974             0.0%
                  Chico's FAS, Inc.                                                  16,368     226,206             0.0%
#                 Children's Place, Inc. (The)                                        2,479     284,589             0.0%
#*                Chipotle Mexican Grill, Inc.                                          607     288,003             0.0%
#*                Chuy's Holdings, Inc.                                               1,407      41,929             0.0%
                  Cinemark Holdings, Inc.                                            14,820     640,224             0.1%
                  Citi Trends, Inc.                                                   2,012      37,805             0.0%
                  Clear Channel Outdoor Holdings, Inc. Class A                        6,385      32,883             0.0%
                  ClubCorp Holdings, Inc.                                             3,230      43,444             0.0%
                  Coach, Inc.                                                        17,359     683,771             0.1%
                  Collectors Universe, Inc.                                             906      24,743             0.0%
                  Columbia Sportswear Co.                                             8,430     477,307             0.1%
                  Comcast Corp. Class A                                             311,763  12,217,992             1.2%
#*                Conn's, Inc.                                                          165       2,904             0.0%
*                 Cooper-Standard Holdings, Inc.                                      1,318     149,026             0.0%
#                 Cracker Barrel Old Country Store, Inc.                              2,393     383,335             0.1%
*                 Crocs, Inc.                                                         3,787      23,593             0.0%
                  CSS Industries, Inc.                                                  242       6,379             0.0%
                  CST Brands, Inc.                                                    8,124     392,308             0.1%
                  Culp, Inc.                                                            882      28,312             0.0%
#*                Daily Journal Corp.                                                   490     102,420             0.0%
                  Dana, Inc.                                                         13,204     256,422             0.0%
*                 Dave & Buster's Entertainment, Inc.                                 3,186     203,936             0.0%
*                 Deckers Outdoor Corp.                                               3,239     193,012             0.0%
#*                Del Frisco's Restaurant Group, Inc.                                 1,909      32,835             0.0%
#*                Del Taco Restaurants, Inc.                                          3,674      48,313             0.0%
                  Delphi Automotive P.L.C.                                            9,746     783,578             0.1%
*                 Delta Apparel, Inc.                                                   231       4,049             0.0%
*                 Denny's Corp.                                                       6,766      85,928             0.0%
#*                Destination XL Group, Inc.                                          3,519       8,973             0.0%
                  Dick's Sporting Goods, Inc.                                         9,752     492,964             0.1%
#                 Dillard's, Inc. Class A                                             3,924     217,272             0.0%
                  DineEquity, Inc.                                                    2,045     115,624             0.0%
#*                Discovery Communications, Inc. Class A                             26,320     757,490             0.1%
#*                Discovery Communications, Inc. Class C                             41,608   1,164,192             0.1%
*                 DISH Network Corp. Class A                                         12,734     820,579             0.1%
                  Dollar General Corp.                                               13,388     973,441             0.1%
*                 Dollar Tree, Inc.                                                  16,882   1,397,323             0.2%
                  Domino's Pizza, Inc.                                                3,436     623,256             0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*                 Dorman Products, Inc.                                               2,053 $  170,707             0.0%
                  DR Horton, Inc.                                                    39,323  1,293,333             0.1%
                  Drive Shack, Inc.                                                  10,475     42,738             0.0%
                  DSW, Inc. Class A                                                   7,435    153,310             0.0%
#                 Dunkin' Brands Group, Inc.                                         10,785    602,450             0.1%
*                 El Pollo Loco Holdings, Inc.                                        1,700     21,335             0.0%
                  Entercom Communications Corp. Class A                               5,908     74,736             0.0%
                  Entravision Communications Corp. Class A                            9,616     59,619             0.0%
                  Escalade, Inc.                                                      1,044     13,937             0.0%
#                 Ethan Allen Interiors, Inc.                                         3,084     91,903             0.0%
#*                Etsy, Inc.                                                          6,017     64,743             0.0%
*                 EVINE Live, Inc.                                                    3,932      5,505             0.0%
*                 EW Scripps Co. (The) Class A                                       13,731    305,927             0.0%
#                 Expedia, Inc.                                                       5,053    675,687             0.1%
*                 Express, Inc.                                                       2,351     20,289             0.0%
*                 Fiesta Restaurant Group, Inc.                                       2,341     57,003             0.0%
                  Finish Line, Inc. (The) Class A                                     4,376     69,185             0.0%
#*                Five Below, Inc.                                                    3,905    191,814             0.0%
                  Flexsteel Industries, Inc.                                            561     29,800             0.0%
                  Foot Locker, Inc.                                                   9,021    697,684             0.1%
                  Ford Motor Co.                                                    207,267  2,377,352             0.2%
#*                Fossil Group, Inc.                                                  6,182    106,639             0.0%
*                 Fox Factory Holding Corp.                                           3,872    116,354             0.0%
*                 Francesca's Holdings Corp.                                          5,663     89,362             0.0%
#                 Fred's, Inc. Class A                                                4,728     69,596             0.0%
*                 FTD Cos., Inc.                                                      3,046     60,920             0.0%
*                 Full House Resorts, Inc.                                            6,272     15,116             0.0%
#*                G-III Apparel Group, Ltd.                                           2,326     55,126             0.0%
#                 GameStop Corp. Class A                                             13,654    309,809             0.0%
                  Gannett Co., Inc.                                                  12,314    102,945             0.0%
                  Gap, Inc. (The)                                                    44,692  1,170,930             0.1%
#                 Garmin, Ltd.                                                       12,115    615,927             0.1%
                  General Motors Co.                                                 42,828  1,483,562             0.2%
#*                Genesco, Inc.                                                       2,582    137,621             0.0%
                  Gentex Corp.                                                       19,339    399,350             0.1%
*                 Gentherm, Inc.                                                      2,442     90,720             0.0%
                  Genuine Parts Co.                                                  10,069    926,549             0.1%
#*                Global Eagle Entertainment, Inc.                                    2,295      7,115             0.0%
*                 Gray Television, Inc.                                              10,495    153,752             0.0%
*                 Green Brick Partners, Inc.                                          1,323     13,627             0.0%
                  Group 1 Automotive, Inc.                                            2,300    158,585             0.0%
#                 Guess?, Inc.                                                        4,719     52,664             0.0%
#*                Habit Restaurants, Inc. (The) Class A                               3,908     73,861             0.0%
#                 Hanesbrands, Inc.                                                  16,792    366,234             0.0%
#                 Harley-Davidson, Inc.                                              11,333    643,828             0.1%
#                 Hasbro, Inc.                                                       10,722  1,062,657             0.1%
                  Haverty Furniture Cos., Inc.                                        2,689     66,284             0.0%
*                 Helen of Troy, Ltd.                                                 2,970    279,180             0.0%
*                 Hemisphere Media Group, Inc.                                        1,000     11,650             0.0%
#*                Hibbett Sports, Inc.                                                  200      5,200             0.0%
                  Home Depot, Inc. (The)                                             57,427  8,964,355             0.9%
                  Hooker Furniture Corp.                                                800     34,760             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Consumer Discretionary -- (Continued)
*                 Horizon Global Corp.                                               1,167 $   16,443             0.0%
                  HSN, Inc.                                                          4,143    152,877             0.0%
*                 Hyatt Hotels Corp. Class A                                         1,693     93,962             0.0%
#*                Iconix Brand Group, Inc.                                           7,099     49,693             0.0%
#*                IMAX Corp.                                                         3,333    101,657             0.0%
*                 Installed Building Products, Inc.                                  4,665    248,878             0.0%
#                 International Game Technology P.L.C.                              14,669    325,652             0.0%
                  Interpublic Group of Cos., Inc. (The)                             44,151  1,040,639             0.1%
#*                iRobot Corp.                                                       2,559    204,055             0.0%
*                 Isle of Capri Casinos, Inc.                                        3,770     86,936             0.0%
*                 J Alexander's Holdings, Inc.                                         942     10,362             0.0%
                  Jack in the Box, Inc.                                              2,744    279,806             0.0%
#*                JC Penney Co., Inc.                                               25,567    137,550             0.0%
                  John Wiley & Sons, Inc. Class A                                    6,950    366,265             0.0%
                  John Wiley & Sons, Inc. Class B                                      200     10,618             0.0%
                  Johnson Outdoors, Inc. Class A                                       569     20,666             0.0%
#*                Kate Spade & Co.                                                   9,725    169,215             0.0%
#                 KB Home                                                            2,800     57,680             0.0%
*                 Kirkland's, Inc.                                                   1,705     20,051             0.0%
#                 Kohl's Corp.                                                      11,719    457,393             0.1%
#                 L Brands, Inc.                                                     6,533    345,008             0.0%
                  La-Z-Boy, Inc.                                                     5,675    158,332             0.0%
*                 Lakeland Industries, Inc.                                          1,175     12,514             0.0%
                  Las Vegas Sands Corp.                                              9,986    589,074             0.1%
                  LCI Industries                                                     2,429    245,693             0.0%
                  Lear Corp.                                                         5,293    755,099             0.1%
                  Lennar Corp. Class A                                              22,492  1,135,846             0.1%
                  Lennar Corp. Class B                                               1,425     60,719             0.0%
*                 Liberty Broadband Corp. Class A                                    1,472    132,377             0.0%
*                 Liberty Broadband Corp. Class C                                    8,359    762,006             0.1%
*                 Liberty Expedia Holdings, Inc. Class A                             1,286     62,127             0.0%
*                 Liberty Interactive Corp., QVC Group Class A                      42,490    899,938             0.1%
*                 Liberty Media Corp.-Liberty Braves Class A                           527     13,085             0.0%
*                 Liberty Media Corp.-Liberty Braves Class C                         1,166     28,590             0.0%
#*                Liberty Media Corp.-Liberty Formula One Class A                    1,318     44,693             0.0%
#*                Liberty Media Corp.-Liberty Formula One Class C                    2,915    102,083             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class A                       5,275    200,977             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class C                      11,661    443,001             0.1%
                  Liberty Tax, Inc.                                                  1,115     15,666             0.0%
*                 Liberty TripAdvisor Holdings, Inc. Class A                         7,801    114,675             0.0%
*                 Liberty Ventures Series A                                          4,369    235,271             0.0%
                  Lifetime Brands, Inc.                                              1,200     23,040             0.0%
#                 Lions Gate Entertainment Corp. Class A                             7,272    190,308             0.0%
*                 Lions Gate Entertainment Corp. Class B                             4,277    102,006             0.0%
#                 Lithia Motors, Inc. Class A                                        3,140    300,027             0.0%
*                 Live Nation Entertainment, Inc.                                   22,405    720,545             0.1%
*                 LKQ Corp.                                                         26,716    834,608             0.1%
                  Lowe's Cos., Inc.                                                 19,166  1,626,810             0.2%
#*                Lululemon Athletica, Inc.                                          8,620    448,240             0.1%
*                 M/I Homes, Inc.                                                    4,720    128,195             0.0%
                  Macy's, Inc.                                                      40,170  1,173,767             0.1%
*                 Madison Square Garden Co. (The) Class A                            1,833    369,844             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Consumer Discretionary -- (Continued)
*                 Malibu Boats, Inc. Class A                                         1,300 $   29,952             0.0%
                  Marine Products Corp.                                              1,421     16,995             0.0%
*                 MarineMax, Inc.                                                    2,985     60,745             0.0%
#                 Mattel, Inc.                                                      17,178    385,131             0.1%
                  McDonald's Corp.                                                  19,433  2,719,260             0.3%
                  MDC Holdings, Inc.                                                 9,667    299,774             0.0%
(degree)          Media General, Inc.                                                7,656     14,546             0.0%
#                 Meredith Corp.                                                     5,254    307,622             0.0%
*                 Meritage Homes Corp.                                               7,013    273,156             0.0%
                  MGM Resorts International                                          8,144    250,102             0.0%
*                 Michael Kors Holdings, Ltd.                                       12,563    468,977             0.1%
*                 Michaels Cos., Inc. (The)                                         11,300    263,968             0.0%
*                 Modine Manufacturing Co.                                           3,297     39,894             0.0%
#                 Monro Muffler Brake, Inc.                                          2,190    113,551             0.0%
#*                Motorcar Parts of America, Inc.                                    1,259     38,173             0.0%
                  Movado Group, Inc.                                                   605     14,157             0.0%
*                 MSG Networks, Inc. Class A                                         7,253    180,962             0.0%
#*                Murphy USA, Inc.                                                   4,391    305,482             0.0%
*                 Nathan's Famous, Inc.                                                200     13,640             0.0%
                  National American University Holdings, Inc.                        7,307     18,194             0.0%
                  National CineMedia, Inc.                                           9,741    115,626             0.0%
#*                Nautilus, Inc.                                                     3,718     67,668             0.0%
*                 Netflix, Inc.                                                      7,615  1,159,003             0.1%
*                 New Home Co., Inc. (The)                                             994     11,590             0.0%
                  New Media Investment Group, Inc.                                   5,943     78,210             0.0%
*                 New York & Co., Inc.                                               4,752      7,936             0.0%
                  New York Times Co. (The) Class A                                  18,700    270,215             0.0%
                  Newell Brands, Inc.                                                5,440    259,706             0.0%
                  News Corp. Class A                                                17,578    223,592             0.0%
                  News Corp. Class B                                                 8,570    111,410             0.0%
                  Nexstar Media Group, Inc.                                          8,099    558,831             0.1%
#                 Nordstrom, Inc.                                                   11,382    549,409             0.1%
                  Nutrisystem, Inc.                                                  3,326    177,775             0.0%
*                 NVR, Inc.                                                            398    840,277             0.1%
*                 O'Reilly Automotive, Inc.                                          4,312  1,070,023             0.1%
                  Office Depot, Inc.                                                50,648    251,721             0.0%
#*                Ollie's Bargain Outlet Holdings, Inc.                              5,971    228,689             0.0%
#                 Omnicom Group, Inc.                                               17,227  1,414,681             0.2%
*                 Overstock.com, Inc.                                                3,993     69,279             0.0%
                  Oxford Industries, Inc.                                            2,924    169,534             0.0%
#                 Papa John's International, Inc.                                    3,147    248,802             0.0%
#*                Party City Holdco, Inc.                                            9,088    145,408             0.0%
                  Peak Resorts, Inc.                                                 1,900     10,640             0.0%
*                 Penn National Gaming, Inc.                                         2,522     46,607             0.0%
                  Penske Automotive Group, Inc.                                     10,995    524,571             0.1%
*                 Perry Ellis International, Inc.                                    1,100     22,572             0.0%
                  PetMed Express, Inc.                                               3,207     74,082             0.0%
#                 Pier 1 Imports, Inc.                                               9,693     65,331             0.0%
                  Planet Fitness, Inc. Class A                                       4,353     90,542             0.0%
#                 Polaris Industries, Inc.                                           9,375    799,312             0.1%
                  Pool Corp.                                                         3,901    466,638             0.1%
*                 Potbelly Corp.                                                     1,810     25,250             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Consumer Discretionary -- (Continued)
*                 Priceline Group, Inc. (The)                                        1,943 $3,588,371             0.4%
                  PulteGroup, Inc.                                                  33,869    767,810             0.1%
                  PVH Corp.                                                          6,166    622,951             0.1%
#                 Ralph Lauren Corp.                                                 4,776    385,519             0.1%
                  RCI Hospitality Holdings, Inc.                                       288      4,792             0.0%
*                 Reading International, Inc. Class A                                1,600     25,168             0.0%
*                 Red Lion Hotels Corp.                                              1,771     11,512             0.0%
#*                Red Robin Gourmet Burgers, Inc.                                    1,171     68,796             0.0%
#                 Regal Entertainment Group Class A                                 13,012    287,175             0.0%
#                 Rent-A-Center, Inc.                                                4,988     53,322             0.0%
                  Ross Stores, Inc.                                                 17,990  1,169,350             0.1%
                  Ruth's Hospitality Group, Inc.                                     4,263     84,834             0.0%
                  Saga Communications, Inc. Class A                                    369     18,911             0.0%
                  Salem Media Group, Inc.                                            1,000      7,650             0.0%
#*                Sally Beauty Holdings, Inc.                                       11,257    214,108             0.0%
                  Scholastic Corp.                                                   4,418    190,990             0.0%
*                 Scientific Games Corp. Class A                                     5,334    126,682             0.0%
#                 Scripps Networks Interactive, Inc. Class A                        10,614    793,078             0.1%
#                 SeaWorld Entertainment, Inc.                                       3,848     67,455             0.0%
*                 Select Comfort Corp.                                               5,045    155,890             0.0%
#*                Sequential Brands Group, Inc.                                      2,082      7,016             0.0%
*                 ServiceMaster Global Holdings, Inc.                               11,283    429,882             0.1%
*                 Shake Shack, Inc. Class A                                            928     31,496             0.0%
*                 Shiloh Industries, Inc.                                            1,200     14,760             0.0%
                  Shoe Carnival, Inc.                                                2,176     55,205             0.0%
*                 Shutterfly, Inc.                                                   3,565    185,023             0.0%
#                 Signet Jewelers, Ltd.                                              7,889    519,412             0.1%
                  Sinclair Broadcast Group, Inc. Class A                            15,150    597,667             0.1%
#                 Sirius XM Holdings, Inc.                                          85,729    424,359             0.1%
#                 Six Flags Entertainment Corp.                                      4,957    310,358             0.0%
*                 Skechers U.S.A., Inc. Class A                                     15,176    383,194             0.1%
#                 Sonic Automotive, Inc. Class A                                     1,600     31,360             0.0%
#                 Sonic Corp.                                                        3,600     96,768             0.0%
*                 Sotheby's                                                          3,000    142,080             0.0%
                  Spartan Motors, Inc.                                               3,151     25,996             0.0%
                  Speedway Motorsports, Inc.                                         2,775     50,089             0.0%
#*                Sportsman's Warehouse Holdings, Inc.                               2,568     10,503             0.0%
#                 Stage Stores, Inc.                                                 2,445      7,042             0.0%
                  Standard Motor Products, Inc.                                      1,900     96,577             0.0%
                  Staples, Inc.                                                     56,359    550,627             0.1%
                  Starbucks Corp.                                                   38,327  2,301,920             0.2%
#                 Stein Mart, Inc.                                                   5,735     14,165             0.0%
*                 Steven Madden, Ltd.                                                6,894    262,317             0.0%
*                 Stoneridge, Inc.                                                   2,300     45,103             0.0%
#                 Sturm Ruger & Co., Inc.                                            2,289    138,370             0.0%
                  Superior Uniform Group, Inc.                                         923     16,836             0.0%
*                 Tandy Leather Factory, Inc.                                        1,562     13,668             0.0%
                  Target Corp.                                                      15,300    854,505             0.1%
*                 Taylor Morrison Home Corp. Class A                                 7,434    171,725             0.0%
                  TEGNA, Inc.                                                       44,398  1,131,261             0.1%
#*                Tempur Sealy International, Inc.                                   6,815    319,964             0.0%
                  Tenneco, Inc.                                                      4,755    299,708             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Consumer Discretionary -- (Continued)
*                 Tesla, Inc.                                                        1,767 $  554,962             0.1%
                  Texas Roadhouse, Inc.                                              7,283    341,427             0.0%
                  Thor Industries, Inc.                                              6,707    645,079             0.1%
                  Tiffany & Co.                                                     10,207    935,472             0.1%
#                 Tile Shop Holdings, Inc.                                           5,547    118,428             0.0%
                  Tilly's, Inc. Class A                                                804      7,686             0.0%
                  Time Warner, Inc.                                                 48,537  4,818,268             0.5%
                  Time, Inc.                                                        13,525    205,580             0.0%
                  TJX Cos., Inc. (The)                                              28,675  2,255,002             0.2%
                  Toll Brothers, Inc.                                               17,652    635,295             0.1%
*                 TopBuild Corp.                                                     3,356    171,794             0.0%
                  Tower International, Inc.                                          1,600     43,360             0.0%
*                 Townsquare Media, Inc. Class A                                     1,134     13,721             0.0%
                  Tractor Supply Co.                                                 7,303    452,129             0.1%
*                 Trans World Entertainment Corp.                                    1,000      1,900             0.0%
*                 TRI Pointe Group, Inc.                                            27,111    337,532             0.0%
                  Tribune Media Co. Class A                                          5,261    192,342             0.0%
*                 TripAdvisor, Inc.                                                  3,700    166,537             0.0%
#*                tronc, Inc.                                                        4,586     65,763             0.0%
#*                Tuesday Morning Corp.                                              4,976     16,172             0.0%
                  Tupperware Brands Corp.                                            4,408    316,538             0.0%
                  Twenty-First Century Fox, Inc. Class A                            65,999  2,015,609             0.2%
                  Twenty-First Century Fox, Inc. Class B                            26,093    779,137             0.1%
*                 UCP, Inc. Class A                                                    655      7,500             0.0%
*                 Ulta Salon Cosmetics & Fragrance, Inc.                             4,101  1,154,185             0.1%
#*                Under Armour, Inc. Class A                                         8,200    176,218             0.0%
*                 Unifi, Inc.                                                        2,214     62,147             0.0%
                  Unique Fabricating, Inc.                                             842      9,776             0.0%
*                 Universal Electronics, Inc.                                        1,355     93,902             0.0%
#*                Urban Outfitters, Inc.                                            13,676    312,907             0.0%
*                 US Auto Parts Network, Inc.                                        3,173     11,518             0.0%
                  Vail Resorts, Inc.                                                   587    116,026             0.0%
#*                Vera Bradley, Inc.                                                 4,500     41,175             0.0%
                  Viacom, Inc. Class A                                               1,616     72,074             0.0%
                  Viacom, Inc. Class B                                              51,605  2,196,309             0.2%
#*                Vince Holding Corp.                                                2,000      2,000             0.0%
*                 Vista Outdoor, Inc.                                                5,989    117,145             0.0%
*                 Visteon Corp.                                                      4,007    412,521             0.1%
*                 Vitamin Shoppe, Inc.                                               1,139     21,983             0.0%
*                 VOXX International Corp.                                           2,400     15,600             0.0%
                  Walt Disney Co. (The)                                             59,270  6,851,612             0.7%
                  Wendy's Co. (The)                                                 31,852    469,498             0.1%
*                 West Marine, Inc.                                                  1,791     19,629             0.0%
                  Weyco Group, Inc.                                                  1,334     37,299             0.0%
                  Whirlpool Corp.                                                    7,600  1,411,168             0.2%
#*                William Lyon Homes Class A                                         4,817    105,974             0.0%
#                 Williams-Sonoma, Inc.                                             12,261    662,707             0.1%
#                 Wingstop, Inc.                                                     4,347    127,932             0.0%
                  Winmark Corp.                                                        415     53,577             0.0%
                  Winnebago Industries, Inc.                                         3,145     90,262             0.0%
                  Wolverine World Wide, Inc.                                         9,755    235,193             0.0%
                  World Wrestling Entertainment, Inc. Class A                        3,331     71,383             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Consumer Discretionary -- (Continued)
                  Wyndham Worldwide Corp.                                             4,101 $    390,866             0.1%
#                 Wynn Resorts, Ltd.                                                  4,602      566,092             0.1%
*                 ZAGG, Inc.                                                          2,300       16,330             0.0%
#*                Zoe's Kitchen, Inc.                                                   968       17,472             0.0%
#*                Zumiez, Inc.                                                        3,334       59,845             0.0%
                                                                                            ------------ ---------------
Total Consumer Discretionary                                                                 172,493,002            17.3%
                                                                                            ------------ ---------------
Consumer Staples -- (6.4%)
                  Alico, Inc.                                                           390       11,681             0.0%
#*                Amplify Snack Brands, Inc.                                         12,790      115,110             0.0%
                  Andersons, Inc. (The)                                               3,239      120,977             0.0%
*                 Avon Products, Inc.                                                69,117      335,218             0.0%
#                 B&G Foods, Inc.                                                     4,822      202,524             0.0%
#*                Blue Buffalo Pet Products, Inc.                                     7,259      178,934             0.0%
#*                Boston Beer Co., Inc. (The) Class A                                   940      135,689             0.0%
                  Brown-Forman Corp. Class A                                          4,065      195,364             0.0%
#                 Brown-Forman Corp. Class B                                         14,183      671,140             0.1%
#                 Calavo Growers, Inc.                                                1,114       73,078             0.0%
                  Campbell Soup Co.                                                     982       56,504             0.0%
#                 Casey's General Stores, Inc.                                        5,989      671,187             0.1%
#*                Central Garden & Pet Co.                                              983       37,157             0.0%
*                 Central Garden & Pet Co. Class A                                    2,455       86,490             0.0%
#*                Chefs' Warehouse, Inc. (The)                                        1,900       25,935             0.0%
                  Church & Dwight Co., Inc.                                          12,162      602,384             0.1%
                  Clorox Co. (The)                                                    8,343    1,115,376             0.1%
                  Coca-Cola Bottling Co. Consolidated                                 1,099      232,834             0.0%
                  Coca-Cola Co. (The)                                               161,836    6,983,223             0.7%
                  Colgate-Palmolive Co.                                              30,603    2,204,640             0.2%
                  Constellation Brands, Inc. Class A                                  5,780      997,281             0.1%
                  Costco Wholesale Corp.                                             27,887    4,950,500             0.5%
#                 Coty, Inc. Class A                                                 30,704      548,066             0.1%
*                 Craft Brew Alliance, Inc.                                           2,667       36,271             0.0%
                  CVS Health Corp.                                                   65,194    5,374,593             0.6%
*                 Darling Ingredients, Inc.                                           9,699      146,746             0.0%
                  Dr Pepper Snapple Group, Inc.                                      11,369    1,041,969             0.1%
                  Energizer Holdings, Inc.                                            6,013      356,150             0.1%
                  Estee Lauder Cos., Inc. (The) Class A                              10,528      917,410             0.1%
*                 Farmer Brothers Co.                                                   936       33,228             0.0%
#*                Hain Celestial Group, Inc. (The)                                   11,454      423,684             0.1%
#*                Herbalife, Ltd.                                                    10,500      664,230             0.1%
*                 HRG Group, Inc.                                                    27,302      546,313             0.1%
                  Ingles Markets, Inc. Class A                                        1,743       81,398             0.0%
                  Inter Parfums, Inc.                                                 4,910      186,335             0.0%
                  J&J Snack Foods Corp.                                               1,094      147,231             0.0%
                  JM Smucker Co. (The)                                                8,894    1,127,048             0.1%
#                 John B. Sanfilippo & Son, Inc.                                        549       40,352             0.0%
                  Kraft Heinz Co. (The)                                              13,677    1,236,264             0.1%
                  Kroger Co. (The)                                                   39,574    1,173,369             0.1%
                  Lamb Weston Holdings, Inc.                                          3,247      135,562             0.0%
                  Lancaster Colony Corp.                                              1,914      240,973             0.0%
*                 Landec Corp.                                                        1,591       21,876             0.0%
*                 Lifeway Foods, Inc.                                                 1,074       10,310             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
Consumer Staples -- (Continued)
                  Limoneira Co.                                                      1,038 $    21,466             0.0%
                  McCormick & Co., Inc. Non-Voting                                   7,046     703,895             0.1%
                  McCormick & Co., Inc. Voting                                         200      19,908             0.0%
                  Mead Johnson Nutrition Co.                                         7,428     659,012             0.1%
                  Medifast, Inc.                                                     2,326     107,740             0.0%
                  Molson Coors Brewing Co. Class B                                   3,870     371,094             0.1%
*                 Monster Beverage Corp.                                            10,827     491,329             0.1%
#                 National Beverage Corp.                                            2,397     212,350             0.0%
*                 Natural Alternatives International, Inc.                           1,014       9,887             0.0%
#*                Natural Grocers by Vitamin Cottage, Inc.                           2,440      26,694             0.0%
#                 Natural Health Trends Corp.                                          187       5,363             0.0%
                  Nature's Sunshine Products, Inc.                                     500       5,050             0.0%
#                 Nu Skin Enterprises, Inc. Class A                                 11,419     630,671             0.1%
                  Nutraceutical International Corp.                                  1,020      32,334             0.0%
                  Oil-Dri Corp. of America                                             489      19,897             0.0%
                  Omega Protein Corp.                                                1,423      28,674             0.0%
#                 Orchids Paper Products Co.                                         1,044      25,421             0.0%
                  PepsiCo, Inc.                                                     63,474   7,190,335             0.7%
*                 Performance Food Group Co.                                        16,800     418,320             0.1%
                  Pinnacle Foods, Inc.                                               4,058     235,973             0.0%
#*                Post Holdings, Inc.                                                4,191     352,840             0.0%
                  PriceSmart, Inc.                                                   3,121     271,371             0.0%
*                 Primo Water Corp.                                                  2,291      27,423             0.0%
                  Procter & Gamble Co. (The)                                        75,497   6,593,153             0.7%
*                 Revlon, Inc. Class A                                               6,086     157,932             0.0%
*                 Rite Aid Corp.                                                    18,583      74,332             0.0%
                  Rocky Mountain Chocolate Factory, Inc.                               960      12,461             0.0%
*                 S&W Seed Co.                                                       2,831      13,589             0.0%
                  Seaboard Corp.                                                        19      80,446             0.0%
*                 Seneca Foods Corp. Class A                                           504      18,749             0.0%
#*                Smart & Final Stores, Inc.                                         6,195      73,101             0.0%
#                 Snyder's-Lance, Inc.                                               5,197     183,246             0.0%
                  SpartanNash Co.                                                    4,418     162,582             0.0%
#                 Spectrum Brands Holdings, Inc.                                     1,399     201,078             0.0%
#*                Sprouts Farmers Market, Inc.                                       5,500     122,705             0.0%
*                 SUPERVALU, Inc.                                                   33,206     136,145             0.0%
                  Sysco Corp.                                                       29,114   1,539,257             0.2%
#                 Tootsie Roll Industries, Inc.                                      1,471      54,942             0.0%
#*                TreeHouse Foods, Inc.                                              2,815     246,594             0.0%
*                 United Natural Foods, Inc.                                         8,413     349,392             0.0%
                  United-Guardian, Inc.                                              1,797      25,338             0.0%
*                 USANA Health Sciences, Inc.                                        4,982     283,227             0.0%
                  Village Super Market, Inc. Class A                                 1,201      31,694             0.0%
                  Wal-Mart Stores, Inc.                                             80,858   6,078,905             0.6%
                  Walgreens Boots Alliance, Inc.                                    46,806   4,050,591             0.4%
                  Weis Markets, Inc.                                                 3,047     176,147             0.0%
                  Whole Foods Market, Inc.                                          32,373   1,177,406             0.1%
*                 Willamette Valley Vineyards, Inc.                                    500       4,000             0.0%
                                                                                           ----------- ---------------
Total Consumer Staples                                                                      68,206,663             6.8%
                                                                                           ----------- ---------------
Energy -- (2.4%)
                  Adams Resources & Energy, Inc.                                       101       4,103             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Energy -- (Continued)
                  Alon USA Energy, Inc.                                              8,878 $  107,335             0.0%
                  Archrock, Inc.                                                     5,588     65,938             0.0%
#                 Ardmore Shipping Corp.                                             1,581     12,253             0.0%
#*                Atwood Oceanics, Inc.                                              9,746     76,311             0.0%
                  Baker Hughes, Inc.                                                20,778  1,233,590             0.1%
#                 Bristow Group, Inc.                                                5,575     74,538             0.0%
                  Cheniere Energy Partners L.P. Holdings LLC                         2,000     51,360             0.0%
#*                Cheniere Energy, Inc.                                             10,620    481,617             0.1%
*                 Clean Energy Fuels Corp.                                           9,924     24,215             0.0%
*                 Cloud Peak Energy, Inc.                                           11,499     38,752             0.0%
*                 Contango Oil & Gas Co.                                               870      6,229             0.0%
#                 Core Laboratories NV                                               6,756    748,700             0.1%
*                 Dawson Geophysical Co.                                             2,475     12,449             0.0%
                  Delek US Holdings, Inc.                                            8,802    211,864             0.0%
                  DHT Holdings, Inc.                                                 1,736      8,315             0.0%
#*                Diamond Offshore Drilling, Inc.                                   12,360    178,231             0.0%
*                 Diamondback Energy, Inc.                                             500     49,920             0.0%
#*                Dorian LPG, Ltd.                                                   1,061      9,644             0.0%
#*                Dril-Quip, Inc.                                                    5,700    293,835             0.0%
#                 EnLink Midstream LLC                                               8,935    164,851             0.0%
                  Ensco P.L.C. Class A                                              33,110    261,238             0.0%
*                 Era Group, Inc.                                                    2,030     25,801             0.0%
                  Evolution Petroleum Corp.                                          2,234     17,872             0.0%
*                 Exterran Corp.                                                     4,635    126,860             0.0%
#*                Forum Energy Technologies, Inc.                                   16,013    270,620             0.0%
                  Frank's International NV                                          10,926     99,427             0.0%
#*                Geospace Technologies Corp.                                          400      6,616             0.0%
                  Green Plains, Inc.                                                 5,254    120,842             0.0%
                  Gulf Island Fabrication, Inc.                                      1,300     12,935             0.0%
*                 Helix Energy Solutions Group, Inc.                                21,784    133,318             0.0%
#                 Helmerich & Payne, Inc.                                            5,929    359,535             0.0%
                  HollyFrontier Corp.                                               19,460    547,604             0.1%
*                 Independence Contract Drilling, Inc.                                 700      3,227             0.0%
                  Marathon Petroleum Corp.                                          26,787  1,364,530             0.2%
*                 Matrix Service Co.                                                 3,977     46,730             0.0%
*                 McDermott International, Inc.                                     33,685    220,300             0.0%
                  Nabors Industries, Ltd.                                           31,682    327,592             0.0%
#                 National Oilwell Varco, Inc.                                      28,534    997,834             0.1%
*                 Natural Gas Services Group, Inc.                                   2,367     64,856             0.0%
*                 Newpark Resources, Inc.                                           13,568    103,795             0.0%
#                 Noble Corp. P.L.C.                                                30,372    145,786             0.0%
#                 Nordic American Tankers, Ltd.                                         60        498             0.0%
                  Oceaneering International, Inc.                                   13,925    367,481             0.1%
*                 Oil States International, Inc.                                     7,582    225,564             0.0%
#                 ONEOK, Inc.                                                       16,447    865,277             0.1%
                  Overseas Shipholding Group, Inc. Class A                           8,155     29,684             0.0%
*                 Pacific Ethanol, Inc.                                              2,589     17,605             0.0%
                  Panhandle Oil and Gas, Inc. Class A                                1,703     32,272             0.0%
#*                Par Pacific Holdings, Inc.                                         2,193     35,899             0.0%
*                 Parker Drilling Co.                                               13,200     21,780             0.0%
                  Patterson-UTI Energy, Inc.                                        18,274    395,541             0.1%
                  PBF Energy, Inc. Class A                                          16,364    365,244             0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
Energy -- (Continued)
                  Phillips 66                                                       19,849 $ 1,579,186             0.2%
*                 Pioneer Energy Services Corp.                                      8,175      24,934             0.0%
#*                Renewable Energy Group, Inc.                                       6,490      67,821             0.0%
*                 REX American Resources Corp.                                         900      85,212             0.0%
*                 RigNet, Inc.                                                       1,879      36,828             0.0%
#*                Ring Energy, Inc.                                                  2,296      27,552             0.0%
#*                Rowan Cos. P.L.C. Class A                                         17,552     246,957             0.0%
#                 RPC, Inc.                                                          9,333     169,581             0.0%
                  Schlumberger, Ltd.                                                56,061   4,069,468             0.4%
                  Scorpio Tankers, Inc.                                             22,965     101,046             0.0%
*                 SEACOR Holdings, Inc.                                              2,925     192,055             0.0%
                  SemGroup Corp. Class A                                             7,033     234,199             0.0%
#                 Ship Finance International, Ltd.                                   2,689      37,780             0.0%
*                 Superior Energy Services, Inc.                                    17,834     215,435             0.0%
                  Targa Resources Corp.                                             13,514     745,027             0.1%
*                 TechnipFMC P.L.C.                                                 32,073     966,359             0.1%
                  Teekay Tankers, Ltd. Class A                                      16,675      34,184             0.0%
#*                Tesco Corp.                                                        6,566      43,007             0.0%
                  Tesoro Corp.                                                      15,578   1,241,722             0.1%
*                 TETRA Technologies, Inc.                                          10,854      36,144             0.0%
#*                Transocean, Ltd.                                                  42,480     468,554             0.1%
#                 US Silica Holdings, Inc.                                           4,144     171,976             0.0%
                  Valero Energy Corp.                                               23,959   1,547,991             0.2%
#*                Weatherford International P.L.C.                                  69,261     399,636             0.1%
                  Western Refining, Inc.                                            17,318     597,298             0.1%
*                 Willbros Group, Inc.                                               3,895      10,711             0.0%
                  World Fuel Services Corp.                                          7,910     291,325             0.0%
                                                                                           ----------- ---------------
Total Energy                                                                                25,110,201             2.5%
                                                                                           ----------- ---------------
Financials -- (16.6%)
*                 1347 Property Insurance Holdings, Inc.                             1,900      14,155             0.0%
                  1st Constitution Bancorp                                           1,118      20,012             0.0%
                  1st Source Corp.                                                   2,410     116,427             0.0%
                  A-Mark Precious Metals, Inc.                                         800      14,088             0.0%
                  Access National Corp.                                              2,211      62,638             0.0%
                  ACNB Corp.                                                           674      20,860             0.0%
                  Affiliated Managers Group, Inc.                                    5,662     937,571             0.1%
                  Aflac, Inc.                                                       24,932   1,866,908             0.2%
*                 Alleghany Corp.                                                    1,084     661,999             0.1%
*                 Allegiance Bancshares, Inc.                                        1,231      48,071             0.0%
                  Allied World Assurance Co. Holdings AG                             9,125     484,446             0.1%
                  Allstate Corp. (The)                                              16,026   1,302,754             0.1%
                  Ally Financial, Inc.                                              54,845   1,085,931             0.1%
*                 Ambac Financial Group, Inc.                                        4,904      95,285             0.0%
                  American Equity Investment Life Holding Co.                       16,565     392,922             0.1%
                  American Express Co.                                              44,013   3,488,030             0.4%
                  American Financial Group, Inc.                                     9,145     889,900             0.1%
                  American International Group, Inc.                                58,620   3,570,544             0.4%
                  American National Bankshares, Inc.                                 1,300      49,920             0.0%
                  American National Insurance Co.                                    2,680     313,346             0.0%
                  American River Bankshares                                            700      10,360             0.0%
                  Ameriprise Financial, Inc.                                        16,251   2,077,690             0.2%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                                 ------- ---------- ---------------
Financials -- (Continued)
               Ameris Bancorp                                                      3,724 $  175,400             0.0%
               AMERISAFE, Inc.                                                     2,556    147,098             0.0%
               AmeriServ Financial, Inc.                                           3,000     12,150             0.0%
#              AmTrust Financial Services, Inc.                                   25,092    402,727             0.1%
*              Anchor Bancorp, Inc.                                                  343      8,609             0.0%
               Aon P.L.C.                                                         16,641  1,994,257             0.2%
*              Arch Capital Group, Ltd.                                            7,852    761,408             0.1%
               Argo Group International Holdings, Ltd.                             4,195    276,660             0.0%
               Arrow Financial Corp.                                               1,610     55,142             0.0%
#              Arthur J Gallagher & Co.                                           18,501  1,032,541             0.1%
#              Artisan Partners Asset Management, Inc. Class A                     5,551    162,644             0.0%
*              ASB Bancorp, Inc.                                                     887     31,222             0.0%
               Aspen Insurance Holdings, Ltd.                                      7,731    404,718             0.1%
               Associated Banc-Corp                                               18,408    458,359             0.1%
               Assurant, Inc.                                                      6,747    649,331             0.1%
               Assured Guaranty, Ltd.                                             19,477    742,658             0.1%
*              Asta Funding, Inc.                                                     35        294             0.0%
               Astoria Financial Corp.                                            12,136    247,453             0.0%
*              Atlantic Capital Bancshares, Inc.                                   2,903     56,899             0.0%
*              Atlantic Coast Financial Corp.                                      1,382     10,738             0.0%
*              Atlas Financial Holdings, Inc.                                      1,019     13,196             0.0%
               Auburn National Bancorporation, Inc.                                  400     13,476             0.0%
               Axis Capital Holdings, Ltd.                                        10,118    666,776             0.1%
               Baldwin & Lyons, Inc. Class A                                       1,036     24,242             0.0%
               Baldwin & Lyons, Inc. Class B                                       1,722     42,189             0.0%
#              Banc of California, Inc.                                            4,926    106,894             0.0%
               BancFirst Corp.                                                     1,885    181,054             0.0%
               Bancorp of New Jersey, Inc.                                           768     12,326             0.0%
*              Bancorp, Inc. (The)                                                 5,680     36,636             0.0%
               BancorpSouth, Inc.                                                  9,817    298,928             0.0%
               Bank Mutual Corp.                                                   6,374     58,641             0.0%
               Bank of America Corp.                                             208,062  4,856,167             0.5%
               Bank of Commerce Holdings                                           1,070     12,038             0.0%
#              Bank of Hawaii Corp.                                                4,768    388,497             0.1%
               Bank of Marin Bancorp                                                 819     51,720             0.0%
               Bank of New York Mellon Corp. (The)                                23,326  1,097,722             0.1%
               Bank of South Carolina Corp.                                          500     10,375             0.0%
#              Bank of the Ozarks, Inc.                                           12,579    597,125             0.1%
               BankFinancial Corp.                                                 1,550     22,909             0.0%
               BankUnited, Inc.                                                   10,970    387,131             0.0%
               Bankwell Financial Group, Inc.                                        459     16,588             0.0%
               Banner Corp.                                                        3,334    184,037             0.0%
               Bar Harbor Bankshares                                               1,356     41,751             0.0%
*              Bay Bancorp, Inc.                                                   1,754     12,717             0.0%
               BB&T Corp.                                                         17,901    772,965             0.1%
               BCB Bancorp, Inc.                                                   1,421     22,452             0.0%
               Bear State Financial, Inc.                                          1,200     11,256             0.0%
               Beneficial Bancorp, Inc.                                            9,276    148,416             0.0%
               Berkshire Hills Bancorp, Inc.                                       4,409    165,337             0.0%
               BGC Partners, Inc. Class A                                         35,530    404,331             0.1%
               BlackRock, Inc.                                                     4,859  1,868,626             0.2%
               Blue Hills Bancorp, Inc.                                            3,576     64,726             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Financials -- (Continued)
                  BNC Bancorp                                                         5,279 $  176,583             0.0%
#*                BofI Holding, Inc.                                                  3,360     80,270             0.0%
                  BOK Financial Corp.                                                 4,628    390,094             0.1%
                  Boston Private Financial Holdings, Inc.                             9,686    151,102             0.0%
                  Bridge Bancorp, Inc.                                                1,706     61,842             0.0%
                  Brookline Bancorp, Inc.                                             8,465    123,166             0.0%
                  Brown & Brown, Inc.                                                21,376    917,030             0.1%
                  Bryn Mawr Bank Corp.                                                2,102     90,176             0.0%
*                 BSB Bancorp, Inc.                                                     528     15,391             0.0%
                  C&F Financial Corp.                                                   202     10,100             0.0%
                  Camden National Corp.                                               1,950     83,362             0.0%
                  Capital Bank Financial Corp. Class A                                4,245    176,167             0.0%
                  Capital City Bank Group, Inc.                                       2,327     47,959             0.0%
                  Capital One Financial Corp.                                        18,416  1,480,278             0.2%
                  Capitol Federal Financial, Inc.                                    18,190    266,120             0.0%
#                 Carolina Financial Corp.                                            1,497     46,197             0.0%
*                 Cascade Bancorp                                                     8,652     64,717             0.0%
                  Cathay General Bancorp                                              9,429    358,773             0.0%
                  CBOE Holdings, Inc.                                                 5,376    443,036             0.1%
                  CenterState Banks, Inc.                                             6,044    152,490             0.0%
*                 Central Federal Corp.                                              10,414     24,265             0.0%
                  Central Pacific Financial Corp.                                     3,622    113,296             0.0%
                  Central Valley Community Bancorp                                    1,512     34,338             0.0%
                  Century Bancorp, Inc. Class A                                         255     16,078             0.0%
                  Charles Schwab Corp. (The)                                         28,455  1,105,477             0.1%
                  Charter Financial Corp.                                             2,310     42,388             0.0%
                  Chemical Financial Corp.                                            6,373    302,399             0.0%
                  Chemung Financial Corp.                                               900     34,191             0.0%
                  Chubb, Ltd.                                                        19,642  2,695,864             0.3%
                  Cincinnati Financial Corp.                                          7,295    525,897             0.1%
                  CIT Group, Inc.                                                    13,421    621,527             0.1%
                  Citigroup, Inc.                                                   101,555  6,003,932             0.6%
                  Citizens & Northern Corp.                                           1,544     35,898             0.0%
                  Citizens Community Bancorp, Inc.                                      800     11,472             0.0%
                  Citizens Financial Group, Inc.                                     22,403    822,414             0.1%
#*                Citizens, Inc.                                                      4,745     33,452             0.0%
#                 City Holding Co.                                                    1,696    120,569             0.0%
                  Clifton Bancorp, Inc.                                               2,650     44,255             0.0%
                  CME Group, Inc.                                                    11,258  1,308,067             0.1%
                  CNB Financial Corp.                                                 2,020     48,258             0.0%
                  CNO Financial Group, Inc.                                           7,390    155,707             0.0%
*                 Coastway Bancorp, Inc.                                                622     12,005             0.0%
                  CoBiz Financial, Inc.                                               4,711     77,402             0.0%
                  Codorus Valley Bancorp, Inc.                                          735     21,308             0.0%
                  Cohen & Steers, Inc.                                                9,241    368,716             0.0%
                  Colony Bankcorp, Inc.                                                 989     13,500             0.0%
                  Columbia Banking System, Inc.                                       6,778    267,799             0.0%
                  Commerce Bancshares, Inc.                                           9,687    532,301             0.1%
#                 Community Bank System, Inc.                                         5,158    288,590             0.0%
#*                Community Bankers Trust Corp.                                       1,900     15,105             0.0%
                  Community Financial Corp. (The)                                        92      3,307             0.0%
                  Community Trust Bancorp, Inc.                                       2,070     93,046             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Financials -- (Continued)
                  Community West Bancshares                                          1,400 $   14,210             0.0%
                  ConnectOne Bancorp, Inc.                                           3,631     80,608             0.0%
*                 Consumer Portfolio Services, Inc.                                  2,632     12,818             0.0%
                  Crawford & Co. Class A                                             2,485     22,191             0.0%
#                 Crawford & Co. Class B                                             3,005     32,785             0.0%
#*                Credit Acceptance Corp.                                            2,157    438,410             0.1%
*                 CU Bancorp                                                         1,711     63,778             0.0%
                  Cullen/Frost Bankers, Inc.                                         5,685    536,607             0.1%
*                 Customers Bancorp, Inc.                                            3,572    110,482             0.0%
#                 CVB Financial Corp.                                               12,442    268,001             0.0%
                  Diamond Hill Investment Group, Inc.                                  552    111,587             0.0%
                  Dime Community Bancshares, Inc.                                    4,637     90,190             0.0%
                  Discover Financial Services                                       23,399  1,464,543             0.2%
                  DNB Financial Corp.                                                  100      3,445             0.0%
                  Donegal Group, Inc. Class A                                        3,292     54,845             0.0%
*                 Donnelley Financial Solutions, Inc.                                3,620     80,436             0.0%
*                 E*TRADE Financial Corp.                                           17,999    621,865             0.1%
*                 Eagle Bancorp, Inc.                                                3,101    185,750             0.0%
                  East West Bancorp, Inc.                                           10,139    550,244             0.1%
                  Eaton Vance Corp.                                                 21,321    915,311             0.1%
*                 eHealth, Inc.                                                      1,842     26,120             0.0%
                  EMC Insurance Group, Inc.                                          3,133     89,854             0.0%
                  Employers Holdings, Inc.                                           4,319    172,760             0.0%
#*                Encore Capital Group, Inc.                                         1,237     41,254             0.0%
*                 Enova International, Inc.                                          4,918     69,836             0.0%
*                 Enstar Group, Ltd.                                                 2,488    484,662             0.1%
*                 Entegra Financial Corp.                                            1,100     26,015             0.0%
                  Enterprise Bancorp, Inc.                                             881     30,844             0.0%
                  Enterprise Financial Services Corp.                                2,311     97,640             0.0%
*                 Equity Bancshares, Inc. Class A                                      500     15,785             0.0%
                  Erie Indemnity Co. Class A                                         2,653    328,494             0.0%
                  ESSA Bancorp, Inc.                                                 1,868     28,263             0.0%
*                 Essent Group, Ltd.                                                13,123    485,682             0.1%
                  Evans Bancorp, Inc.                                                  394     14,972             0.0%
                  EverBank Financial Corp.                                           2,729     53,215             0.0%
                  Evercore Partners, Inc. Class A                                    7,031    518,536             0.1%
                  Everest Re Group, Ltd.                                             3,583    901,877             0.1%
*                 Ezcorp, Inc. Class A                                               7,270     65,793             0.0%
#                 FactSet Research Systems, Inc.                                     2,107    343,989             0.0%
                  Farmers Capital Bank Corp.                                           938     38,927             0.0%
                  Farmers National Banc Corp.                                        1,526     21,822             0.0%
                  FBL Financial Group, Inc. Class A                                  1,990    132,335             0.0%
*                 FCB Financial Holdings, Inc. Class A                               4,256    201,096             0.0%
                  Federal Agricultural Mortgage Corp. Class C                          638     36,398             0.0%
#                 Federated Investors, Inc. Class B                                 15,973    428,396             0.1%
                  Federated National Holding Co.                                     1,868     30,037             0.0%
#                 Fidelity & Guaranty Life                                             706     20,086             0.0%
                  Fidelity Southern Corp.                                            3,584     80,712             0.0%
                  Fifth Street Asset Management, Inc.                                2,565     12,056             0.0%
                  Fifth Third Bancorp                                               28,644    699,773             0.1%
#                 Financial Engines, Inc.                                            3,985    169,362             0.0%
                  Financial Institutions, Inc.                                       1,693     56,715             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Financials -- (Continued)
                  First American Financial Corp.                                    17,252 $  748,909             0.1%
*                 First BanCorp(318672706)                                          20,613    121,204             0.0%
                  First Bancorp(318910106)                                           2,841     85,344             0.0%
                  First Bancorp, Inc.                                                1,624     43,799             0.0%
#                 First Bancshares, Inc. (The)                                         400     11,460             0.0%
                  First Busey Corp.                                                  3,743    112,103             0.0%
                  First Business Financial Services, Inc.                            1,369     36,374             0.0%
                  First Citizens BancShares, Inc. Class A                            1,148    399,573             0.1%
                  First Commonwealth Financial Corp.                                10,229    132,056             0.0%
                  First Community Bancshares, Inc.                                   2,068     54,719             0.0%
#                 First Community Corp.                                              3,006     61,924             0.0%
                  First Connecticut Bancorp, Inc.                                    2,005     53,533             0.0%
                  First Defiance Financial Corp.                                       822     44,092             0.0%
                  First Financial Bancorp                                            7,253    200,545             0.0%
#                 First Financial Bankshares, Inc.                                   6,862    274,137             0.0%
                  First Financial Corp.                                                822     40,114             0.0%
                  First Financial Northwest, Inc.                                    1,300     20,384             0.0%
*                 First Foundation, Inc.                                             4,608     72,346             0.0%
#                 First Horizon National Corp.                                      25,301    464,273             0.1%
                  First Interstate BancSystem, Inc. Class A                          2,621     98,943             0.0%
                  First Merchants Corp.                                              4,622    191,258             0.0%
                  First Mid-Illinois Bancshares, Inc.                                  350     11,414             0.0%
                  First Midwest Bancorp, Inc.                                        9,322    211,703             0.0%
*                 First Northwest Bancorp                                              817     13,448             0.0%
                  First of Long Island Corp. (The)                                   2,544     69,197             0.0%
                  First Republic Bank                                                9,941    919,145             0.1%
                  First Savings Financial Group, Inc.                                  238     11,900             0.0%
                  First South Bancorp, Inc.                                            848     11,007             0.0%
*                 First United Corp.                                                   402      5,648             0.0%
                  First US Bancshares, Inc.                                            700      8,253             0.0%
                  FirstCash, Inc.                                                    5,162    268,166             0.0%
*                 Flagstar Bancorp, Inc.                                             6,001    175,469             0.0%
                  Flushing Financial Corp.                                           3,493    102,974             0.0%
                  FNB Corp.                                                         27,336    389,265             0.1%
#                 FNF Group                                                         20,317    831,981             0.1%
*                 FNFV Group                                                         5,646     77,350             0.0%
*                 Franklin Financial Network, Inc.                                   1,568     63,582             0.0%
                  Franklin Resources, Inc.                                          16,707    720,239             0.1%
                  FS Bancorp, Inc.                                                     506     22,198             0.0%
                  Fulton Financial Corp.                                            16,927    312,303             0.0%
                  Gain Capital Holdings, Inc.                                        6,006     42,583             0.0%
                  GAMCO Investors, Inc. Class A                                      1,401     40,209             0.0%
*                 Genworth Financial, Inc. Class A                                  36,151    146,050             0.0%
#                 German American Bancorp, Inc.                                      1,581     51,983             0.0%
                  Glacier Bancorp, Inc.                                              8,483    286,556             0.0%
                  Glen Burnie Bancorp                                                  300      3,627             0.0%
*                 Global Indemnity, Ltd.                                             1,893     76,761             0.0%
                  Goldman Sachs Group, Inc. (The)                                   21,387  4,786,411             0.5%
*                 Great Elm Capital Group, Inc.                                        393      1,434             0.0%
                  Great Southern Bancorp, Inc.                                       1,645     82,497             0.0%
                  Great Western Bancorp, Inc.                                        5,230    215,476             0.0%
*                 Green Bancorp, Inc.                                                4,347     78,246             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                                 ------- ---------- ---------------
Financials -- (Continued)
*              Green Dot Corp. Class A                                             6,531 $  223,948             0.0%
#              Greene County Bancorp, Inc.                                         3,316     82,071             0.0%
#              Greenhill & Co., Inc.                                               2,944     74,483             0.0%
*              Greenlight Capital Re, Ltd. Class A                                 5,732    123,525             0.0%
               Guaranty Bancorp                                                    2,905     73,061             0.0%
               Guaranty Federal Bancshares, Inc.                                     101      2,057             0.0%
*              Hallmark Financial Services, Inc.                                   1,500     15,765             0.0%
               Hancock Holding Co.                                                 7,947    371,125             0.0%
               Hanmi Financial Corp.                                               3,853    111,930             0.0%
               Hanover Insurance Group, Inc. (The)                                 4,694    414,339             0.1%
               Hartford Financial Services Group, Inc. (The)                      26,751  1,293,678             0.1%
               Hawthorn Bancshares, Inc.                                             545     10,301             0.0%
               HCI Group, Inc.                                                     1,344     64,095             0.0%
               Heartland Financial USA, Inc.                                       2,970    142,560             0.0%
               Hennessy Advisors, Inc.                                             1,267     21,552             0.0%
               Heritage Commerce Corp.                                             3,641     51,993             0.0%
               Heritage Financial Corp.                                            3,465     91,476             0.0%
#              Heritage Insurance Holdings, Inc.                                   3,323     40,208             0.0%
               Hilltop Holdings, Inc.                                             10,662    296,510             0.0%
               Hingham Institution for Savings                                       221     39,667             0.0%
*              HMN Financial, Inc.                                                   600     10,440             0.0%
               Home Bancorp, Inc.                                                    196      7,279             0.0%
               Home BancShares, Inc.                                              15,210    387,094             0.0%
*              HomeStreet, Inc.                                                    3,370     87,620             0.0%
*              HomeTrust Bancshares, Inc.                                          2,385     59,625             0.0%
               Hope Bancorp, Inc.                                                 15,278    279,740             0.0%
               HopFed Bancorp, Inc.                                                  670      9,883             0.0%
               Horace Mann Educators Corp.                                         6,274    242,490             0.0%
               Horizon Bancorp                                                     3,033     81,861             0.0%
               Houlihan Lokey, Inc.                                                2,075     69,595             0.0%
#*             Howard Bancorp, Inc.                                                  900     16,875             0.0%
               Iberiabank Corp.                                                    4,054    321,685             0.0%
               IF Bancorp, Inc.                                                    1,300     26,130             0.0%
               Independence Holding Co.                                              479      9,077             0.0%
               Independent Bank Corp.(453838609)                                   2,690     59,987             0.0%
               Independent Bank Corp.(453836108)                                   2,960    187,368             0.0%
               Independent Bank Group, Inc.                                        1,970    118,495             0.0%
               Infinity Property & Casualty Corp.                                  1,300    129,025             0.0%
               Interactive Brokers Group, Inc. Class A                            10,171    354,256             0.0%
               Intercontinental Exchange, Inc.                                    17,354  1,044,711             0.1%
               International Bancshares Corp.                                      7,914    295,984             0.0%
*              INTL. FCStone, Inc.                                                 2,279     85,121             0.0%
               Invesco, Ltd.                                                      37,114  1,222,535             0.1%
               Investment Technology Group, Inc.                                   3,576     71,198             0.0%
               Investors Bancorp, Inc.                                            31,236    432,619             0.1%
               Investors Title Co.                                                    67     11,941             0.0%
               James River Group Holdings, Ltd.                                    3,709    161,564             0.0%
               Janus Capital Group, Inc.                                          28,181    384,952             0.0%
               JPMorgan Chase & Co.                                              109,749  9,548,163             1.0%
*              KCG Holdings, Inc. Class A                                         10,200    202,980             0.0%
               Kearny Financial Corp.                                              9,130    133,298             0.0%
               Kemper Corp.                                                        9,696    381,538             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Financials -- (Continued)
                  Kentucky First Federal Bancorp                                     1,169 $   11,339             0.0%
                  KeyCorp                                                           26,684    486,716             0.1%
                  Kingstone Cos., Inc.                                               1,394     20,840             0.0%
#*                Ladenburg Thalmann Financial Services, Inc.                       19,449     54,068             0.0%
                  Lake Shore Bancorp, Inc.                                             663     10,535             0.0%
                  Lakeland Bancorp, Inc.                                             4,984     96,939             0.0%
                  Lakeland Financial Corp.                                           2,134     97,438             0.0%
                  Landmark Bancorp, Inc.                                               396     12,217             0.0%
                  LCNB Corp.                                                           917     20,312             0.0%
                  LegacyTexas Financial Group, Inc.                                  5,577    210,866             0.0%
#                 Legg Mason, Inc.                                                  15,028    561,747             0.1%
#*                LendingClub Corp.                                                 38,968    227,963             0.0%
*                 LendingTree, Inc.                                                    572     80,595             0.0%
                  Lincoln National Corp.                                            16,245  1,071,033             0.1%
                  Loews Corp.                                                       22,122  1,031,328             0.1%
                  LPL Financial Holdings, Inc.                                      15,045    632,492             0.1%
                  M&T Bank Corp.                                                     5,098    792,280             0.1%
                  Macatawa Bank Corp.                                                3,313     31,705             0.0%
                  Mackinac Financial Corp.                                           4,036     60,136             0.0%
                  Maiden Holdings, Ltd.                                             13,773    170,097             0.0%
                  MainSource Financial Group, Inc.                                   2,471     84,508             0.0%
*                 Malvern Bancorp, Inc.                                                515     11,253             0.0%
                  Manning & Napier, Inc.                                             1,200      6,960             0.0%
*                 Markel Corp.                                                         883    856,157             0.1%
                  MarketAxess Holdings, Inc.                                         2,500    481,300             0.1%
                  Marlin Business Services Corp.                                     1,642     41,789             0.0%
                  Marsh & McLennan Cos., Inc.                                       20,382  1,510,918             0.2%
                  MB Financial, Inc.                                                 7,693    327,029             0.0%
*                 MBIA, Inc.                                                         3,063     25,729             0.0%
                  MBT Financial Corp.                                                2,535     28,392             0.0%
                  Mercantile Bank Corp.                                              1,891     63,594             0.0%
                  Merchants Bancshares, Inc.                                           833     41,483             0.0%
#                 Mercury General Corp.                                              6,121    376,380             0.0%
                  Meridian Bancorp, Inc.                                             6,129    107,564             0.0%
                  Meta Financial Group, Inc.                                         1,090     92,541             0.0%
                  MetLife, Inc.                                                     53,271  2,759,971             0.3%
*                 MGIC Investment Corp.                                              3,341     35,214             0.0%
                  Mid Penn Bancorp, Inc.                                               810     22,397             0.0%
                  MidSouth Bancorp, Inc.                                               627      9,562             0.0%
                  MidWestOne Financial Group, Inc.                                   1,531     53,126             0.0%
                  Moelis & Co. Class A                                               2,779    101,989             0.0%
                  Moody's Corp.                                                      8,379    991,403             0.1%
                  Morgan Stanley                                                    51,968  2,253,852             0.2%
                  Morningstar, Inc.                                                  5,638    412,307             0.1%
*                 MSB Financial Corp.                                                  705     12,408             0.0%
                  MSCI, Inc.                                                         5,234    525,075             0.1%
                  MutualFirst Financial, Inc.                                          477     15,717             0.0%
                  Nasdaq, Inc.                                                      12,731    876,784             0.1%
                  National Bank Holdings Corp. Class A                               3,178    100,329             0.0%
                  National Bankshares, Inc.                                            507     21,319             0.0%
*                 National Commerce Corp.                                              500     19,350             0.0%
                  National General Holdings Corp.                                   18,458    419,735             0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Financials -- (Continued)
                  National Western Life Group, Inc. Class A                            247 $ 75,641             0.0%
*                 Nationstar Mortgage Holdings, Inc.                                 1,045   16,835             0.0%
                  Navient Corp.                                                     49,070  745,864             0.1%
                  Navigators Group, Inc. (The)                                       3,552  191,986             0.0%
                  NBT Bancorp, Inc.                                                  5,104  194,871             0.0%
                  Nelnet, Inc. Class A                                               3,806  171,308             0.0%
                  New York Community Bancorp, Inc.                                  28,975  385,078             0.0%
                  NewStar Financial, Inc.                                            4,932   52,970             0.0%
*                 Nicholas Financial, Inc.                                           2,510   25,050             0.0%
#*                Nicolet Bankshares, Inc.                                             399   19,671             0.0%
*                 NMI Holdings, Inc. Class A                                         8,371   97,104             0.0%
                  Northeast Bancorp                                                  1,100   18,425             0.0%
                  Northern Trust Corp.                                               6,303  567,270             0.1%
                  Northfield Bancorp, Inc.                                           5,016   92,194             0.0%
                  Northrim BanCorp, Inc.                                               383   12,256             0.0%
                  Northwest Bancshares, Inc.                                        11,639  187,853             0.0%
                  OceanFirst Financial Corp.                                         2,475   68,434             0.0%
#*                Ocwen Financial Corp.                                             15,293   35,021             0.0%
                  OFG Bancorp                                                        5,101   59,682             0.0%
                  Ohio Valley Banc Corp.                                               243    7,047             0.0%
                  Old Line Bancshares, Inc.                                          1,100   30,536             0.0%
                  Old National Bancorp.                                             14,406  242,021             0.0%
                  Old Point Financial Corp.                                            189    5,819             0.0%
                  Old Republic International Corp.                                  33,799  698,963             0.1%
                  Old Second Bancorp, Inc.                                           1,641   19,692             0.0%
                  OM Asset Management P.L.C.                                        13,182  205,112             0.0%
*                 On Deck Capital, Inc.                                              7,056   33,516             0.0%
                  OneBeacon Insurance Group, Ltd. Class A                            3,535   56,383             0.0%
#*                OneMain Holdings, Inc.                                            13,421  312,978             0.0%
                  Oppenheimer Holdings, Inc. Class A                                 2,150   37,195             0.0%
                  Opus Bank                                                          3,259   73,490             0.0%
                  Oritani Financial Corp.                                            5,506   93,327             0.0%
                  Orrstown Financial Services, Inc.                                  1,170   25,097             0.0%
                  Oxbridge Re Holdings, Ltd.                                         4,403   26,198             0.0%
                  Pacific Continental Corp.                                          2,176   54,400             0.0%
*                 Pacific Mercantile Bancorp                                         1,500   11,625             0.0%
*                 Pacific Premier Bancorp, Inc.                                      4,083  149,234             0.0%
                  PacWest Bancorp                                                    9,596  473,946             0.1%
                  Park National Corp.                                                  761   80,232             0.0%
                  Park Sterling Corp.                                                6,739   82,890             0.0%
                  Parke Bancorp, Inc.                                                  498   11,852             0.0%
                  Pathfinder Bancorp, Inc.                                             900   13,563             0.0%
                  Peapack Gladstone Financial Corp.                                  2,215   71,013             0.0%
#                 Penns Woods Bancorp, Inc.                                            569   23,727             0.0%
*                 PennyMac Financial Services, Inc. Class A                          3,146   51,909             0.0%
#                 People's United Financial, Inc.                                   25,978  453,836             0.1%
                  People's Utah Bancorp                                              1,091   28,802             0.0%
                  Peoples Bancorp of North Carolina, Inc.                            1,170   33,158             0.0%
                  Peoples Bancorp, Inc.                                              2,291   76,703             0.0%
*                 Peoples Financial Corp.                                              800   11,400             0.0%
#                 Peoples Financial Services Corp.                                     500   22,470             0.0%
*                 PHH Corp.                                                          5,942   76,652             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Financials -- (Continued)
                  Pinnacle Financial Partners, Inc.                                  4,931 $  315,584             0.0%
                  Piper Jaffray Cos.                                                   400     25,040             0.0%
                  PJT Partners, Inc. Class A                                           502     17,399             0.0%
                  Plumas Bancorp                                                       646     12,306             0.0%
                  Popular, Inc.                                                      9,371    392,739             0.1%
#*                PRA Group, Inc.                                                    6,390    205,758             0.0%
                  Preferred Bank                                                     1,425     75,511             0.0%
                  Premier Financial Bancorp, Inc.                                    1,293     27,709             0.0%
#                 Primerica, Inc.                                                   10,330    865,654             0.1%
                  Principal Financial Group, Inc.                                   22,580  1,470,635             0.2%
                  PrivateBancorp, Inc.                                               7,310    422,299             0.1%
                  ProAssurance Corp.                                                 5,843    361,682             0.0%
                  Progressive Corp. (The)                                           18,482    734,105             0.1%
                  Prosperity Bancshares, Inc.                                        6,242    419,462             0.1%
*                 Provident Bancorp, Inc.                                              533     11,353             0.0%
                  Provident Financial Holdings, Inc.                                   990     19,038             0.0%
                  Provident Financial Services, Inc.                                 7,804    200,485             0.0%
                  Prudential Bancorp, Inc.                                             879     15,752             0.0%
                  Prudential Financial, Inc.                                        24,518  2,624,162             0.3%
                  Pzena Investment Management, Inc. Class A                          2,038     20,971             0.0%
                  QCR Holdings, Inc.                                                 1,402     63,931             0.0%
                  Radian Group, Inc.                                                 1,600     27,008             0.0%
                  Raymond James Financial, Inc.                                      9,328    695,123             0.1%
*                 Regional Management Corp.                                          1,439     28,535             0.0%
                  Regions Financial Corp.                                           73,994  1,017,417             0.1%
                  Reinsurance Group of America, Inc.                                 5,621    702,850             0.1%
                  RenaissanceRe Holdings, Ltd.                                       5,659    804,540             0.1%
                  Renasant Corp.                                                     5,232    221,837             0.0%
                  Republic Bancorp, Inc. Class A                                     2,095     75,378             0.0%
*                 Republic First Bancorp, Inc.                                       3,400     29,240             0.0%
                  Riverview Bancorp, Inc.                                            1,676     12,168             0.0%
                  RLI Corp.                                                          4,094    234,259             0.0%
                  S&P Global, Inc.                                                  11,976  1,607,059             0.2%
                  S&T Bancorp, Inc.                                                  4,021    144,595             0.0%
*                 Safeguard Scientifics, Inc.                                        4,109     52,184             0.0%
                  Safety Insurance Group, Inc.                                       2,126    153,922             0.0%
                  Salisbury Bancorp, Inc.                                              800     31,400             0.0%
                  Sandy Spring Bancorp, Inc.                                         2,871    124,171             0.0%
*                 Santander Consumer USA Holdings, Inc.                             34,283    436,765             0.1%
                  SB Financial Group, Inc.                                           1,621     28,043             0.0%
*                 Seacoast Banking Corp. of Florida                                  4,265    103,213             0.0%
*                 Security National Financial Corp. Class A                            800      5,640             0.0%
                  SEI Investments Co.                                                8,396    425,761             0.1%
*                 Select Bancorp, Inc.                                               1,607     18,095             0.0%
#                 Selective Insurance Group, Inc.                                    8,056    425,357             0.1%
#                 ServisFirst Bancshares, Inc.                                       5,096    192,629             0.0%
#*                Severn Bancorp, Inc.                                               1,832     13,190             0.0%
                  Shore Bancshares, Inc.                                             1,820     30,194             0.0%
                  SI Financial Group, Inc.                                             863     12,902             0.0%
                  Sierra Bancorp                                                     1,779     44,600             0.0%
*                 Signature Bank                                                     3,825    529,571             0.1%
                  Silvercrest Asset Management Group, Inc. Class A                     953     13,008             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Financials -- (Continued)
                  Simmons First National Corp. Class A                               3,598 $  196,631             0.0%
*                 SLM Corp.                                                         63,026    790,346             0.1%
                  South State Corp.                                                  3,102    273,441             0.0%
*                 Southern First Bancshares, Inc.                                      700     23,590             0.0%
                  Southern Missouri Bancorp, Inc.                                      700     23,310             0.0%
                  Southern National Bancorp of Virginia, Inc.                        1,339     24,383             0.0%
                  Southside Bancshares, Inc.                                         3,118    108,257             0.0%
                  Southwest Bancorp, Inc.                                            2,500     64,875             0.0%
                  State Auto Financial Corp.                                         4,621    124,166             0.0%
                  State Bank Financial Corp.                                         3,885    104,351             0.0%
                  State National Cos., Inc.                                          4,700     68,949             0.0%
                  State Street Corp.                                                14,729  1,235,763             0.1%
                  Sterling Bancorp                                                  14,381    334,358             0.0%
                  Stewart Information Services Corp.                                 3,290    156,078             0.0%
*                 Stifel Financial Corp.                                             6,165    301,284             0.0%
                  Stock Yards Bancorp, Inc.                                          2,229     91,389             0.0%
                  Stonegate Bank                                                     1,751     80,371             0.0%
                  Summit State Bank                                                    845     11,112             0.0%
                  Sun Bancorp, Inc.                                                  2,176     54,291             0.0%
                  SunTrust Banks, Inc.                                              18,740  1,064,619             0.1%
#                 Sussex Bancorp                                                       492     12,694             0.0%
*                 SVB Financial Group                                                3,600    633,384             0.1%
                  Synchrony Financial                                               42,151  1,171,798             0.1%
#                 Synovus Financial Corp.                                           13,381    559,326             0.1%
                  T Rowe Price Group, Inc.                                          22,310  1,581,556             0.2%
                  TCF Financial Corp.                                               21,156    349,286             0.0%
                  TD Ameritrade Holding Corp.                                       10,956    419,286             0.1%
                  Territorial Bancorp, Inc.                                          1,317     40,761             0.0%
*                 Texas Capital Bancshares, Inc.                                     5,180    394,198             0.1%
                  TFS Financial Corp.                                                8,467    140,044             0.0%
*                 Third Point Reinsurance, Ltd.                                      3,100     37,510             0.0%
                  Timberland Bancorp, Inc.                                             618     13,701             0.0%
                  Tompkins Financial Corp.                                           1,531    126,568             0.0%
                  Torchmark Corp.                                                   12,445    954,656             0.1%
                  Towne Bank                                                         7,246    235,133             0.0%
                  Travelers Cos., Inc. (The)                                        18,154  2,208,616             0.2%
                  Trico Bancshares                                                   2,693     95,494             0.0%
*                 TriState Capital Holdings, Inc.                                    3,298     82,120             0.0%
*                 Triumph Bancorp, Inc.                                              1,220     27,328             0.0%
                  TrustCo Bank Corp. NY                                             10,792     85,796             0.0%
                  Trustmark Corp.                                                    7,907    262,671             0.0%
                  Two River Bancorp                                                    685     12,604             0.0%
                  U.S. Bancorp.                                                      3,400    174,352             0.0%
                  UMB Financial Corp.                                                4,438    321,711             0.0%
                  Umpqua Holdings Corp.                                             19,599    346,314             0.0%
                  Union Bankshares Corp.                                             4,638    158,805             0.0%
                  United Bancshares, Inc.                                              300      6,540             0.0%
#                 United Bankshares, Inc.                                           10,321    411,808             0.1%
                  United Community Bancorp                                             620     11,036             0.0%
                  United Community Banks, Inc.                                       7,455    203,894             0.0%
                  United Community Financial Corp.                                   6,179     52,769             0.0%
                  United Financial Bancorp, Inc.                                     5,822    100,546             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Financials -- (Continued)
                  United Fire Group, Inc.                                             3,668 $    161,392             0.0%
                  United Insurance Holdings Corp.                                     2,928       44,681             0.0%
*                 United Security Bancshares                                          3,542       29,576             0.0%
                  Unity Bancorp, Inc.                                                   600        9,810             0.0%
                  Universal Insurance Holdings, Inc.                                  3,017       78,593             0.0%
                  Univest Corp. of Pennsylvania                                       2,728       82,658             0.0%
                  Unum Group                                                         18,102      838,666             0.1%
                  Validus Holdings, Ltd.                                             13,376      739,425             0.1%
#                 Valley National Bancorp                                            21,157      248,806             0.0%
*                 Veritex Holdings, Inc.                                              1,802       48,546             0.0%
#                 Virtu Financial, Inc. Class A                                       3,737       57,550             0.0%
#                 Virtus Investment Partners, Inc.                                    1,133      120,551             0.0%
                  Voya Financial, Inc.                                               10,208      381,575             0.0%
#                 Waddell & Reed Financial, Inc. Class A                             11,502      206,921             0.0%
*                 Walker & Dunlop, Inc.                                               3,737      167,604             0.0%
                  Washington Federal, Inc.                                            4,465      150,470             0.0%
                  Washington Trust Bancorp, Inc.                                      1,605       78,966             0.0%
                  WashingtonFirst Bankshares, Inc.                                      630       17,722             0.0%
                  Waterstone Financial, Inc.                                          4,544       86,336             0.0%
                  Wayne Savings Bancshares, Inc.                                        215        3,919             0.0%
                  Webster Financial Corp.                                             9,954      505,763             0.1%
#                 Wellesley Bank                                                      1,081       29,890             0.0%
                  Wells Fargo & Co.                                                 105,256    5,666,983             0.6%
                  WesBanco, Inc.                                                      4,981      198,294             0.0%
                  West Bancorporation, Inc.                                           2,622       61,093             0.0%
                  Westamerica Bancorporation                                            618       34,002             0.0%
*                 Westbury Bancorp, Inc.                                                950       19,665             0.0%
*                 Western Alliance Bancorp                                           11,406      546,347             0.1%
                  Western New England Bancorp, Inc.                                   2,300       24,150             0.0%
                  Westwood Holdings Group, Inc.                                       1,098       61,268             0.0%
                  White Mountains Insurance Group, Ltd.                                 590      506,775             0.1%
                  Willis Towers Watson P.L.C.                                         9,611    1,274,611             0.1%
                  Wintrust Financial Corp.                                            5,607      397,312             0.1%
#*                WMIH Corp.                                                          5,250        7,875             0.0%
                  Wolverine Bancorp, Inc.                                               128        3,840             0.0%
*                 World Acceptance Corp.                                                400       21,160             0.0%
#                 WR Berkley Corp.                                                    9,506      646,218             0.1%
                  WSFS Financial Corp.                                                3,319      156,657             0.0%
*                 Xenith Bankshares, Inc.                                               900       24,318             0.0%
                  XL Group, Ltd.                                                     19,062      797,745             0.1%
                  Zions Bancorporation                                               10,295      412,109             0.1%
                                                                                            ------------ ---------------
Total Financials                                                                             176,173,155            17.6%
                                                                                            ------------ ---------------
Health Care -- (12.1%)
#                 Abaxis, Inc.                                                        2,275      102,443             0.0%
                  Abbott Laboratories                                                19,323      843,256             0.1%
                  AbbVie, Inc.                                                       76,879    5,069,401             0.5%
*                 ABIOMED, Inc.                                                       2,192      285,661             0.0%
#*                ACADIA Pharmaceuticals, Inc.                                        6,303      216,382             0.0%
*                 Accuray, Inc.                                                       6,422       29,220             0.0%
                  Aceto Corp.                                                         2,485       39,387             0.0%
#*                Achillion Pharmaceuticals, Inc.                                    15,963       54,434             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Health Care -- (Continued)
*                 Acorda Therapeutics, Inc.                                          5,852 $   94,510             0.0%
#*                Adamas Pharmaceuticals, Inc.                                       1,657     27,142             0.0%
*                 Addus HomeCare Corp.                                               1,000     33,950             0.0%
#*                Adverum Biotechnologies, Inc.                                      3,621     10,320             0.0%
                  Aetna, Inc.                                                       24,357  3,289,900             0.3%
#*                Affimed NV                                                         9,000     20,250             0.0%
                  Agilent Technologies, Inc.                                        17,020    936,951             0.1%
#*                Akorn, Inc.                                                        7,820    261,579             0.0%
#*                Albany Molecular Research, Inc.                                      956     15,306             0.0%
#*                Alder Biopharmaceuticals, Inc.                                     4,776     95,759             0.0%
*                 Alere, Inc.                                                        4,703    231,247             0.0%
*                 Alexion Pharmaceuticals, Inc.                                      3,044    388,962             0.1%
*                 Align Technology, Inc.                                             4,578    616,290             0.1%
*                 Alkermes P.L.C.                                                    3,226    187,914             0.0%
                  Allergan P.L.C.                                                   13,856  3,378,924             0.4%
*                 Allscripts Healthcare Solutions, Inc.                             15,226    182,255             0.0%
*                 Almost Family, Inc.                                                1,260     62,559             0.0%
#*                Alnylam Pharmaceuticals, Inc.                                        926     49,634             0.0%
*                 AMAG Pharmaceuticals, Inc.                                         1,567     38,235             0.0%
*                 Amedisys, Inc.                                                     2,200    119,240             0.0%
#                 AmerisourceBergen Corp.                                           21,532  1,766,701             0.2%
                  Amgen, Inc.                                                       22,426  3,662,614             0.4%
#*                Amicus Therapeutics, Inc.                                         13,517    103,811             0.0%
*                 AMN Healthcare Services, Inc.                                      9,471    386,890             0.1%
*                 Amphastar Pharmaceuticals, Inc.                                    2,833     42,778             0.0%
                  Analogic Corp.                                                     1,349     96,926             0.0%
*                 AngioDynamics, Inc.                                                4,620     71,702             0.0%
#*                ANI Pharmaceuticals, Inc.                                            589     31,877             0.0%
*                 Anika Therapeutics, Inc.                                           1,586     73,162             0.0%
                  Anthem, Inc.                                                      17,247  3,068,069             0.3%
*                 Applied Genetic Technologies Corp.                                 7,100     39,760             0.0%
#*                Aptevo Therapeutics, Inc.                                          1,972      3,944             0.0%
#*                AquaBounty Technologies, Inc.                                         81        629             0.0%
#*                Aratana Therapeutics, Inc.                                         2,068     12,822             0.0%
#*                Arrowhead Pharmaceuticals, Inc.                                   12,593     19,519             0.0%
#*                athenahealth, Inc.                                                 1,805    176,908             0.0%
                  Atrion Corp.                                                         222    114,796             0.0%
#*                aTyr Pharma, Inc.                                                  2,800      9,240             0.0%
                  Becton Dickinson and Co.                                           6,655  1,244,285             0.1%
*                 Bio-Rad Laboratories, Inc. Class A                                 2,643    576,861             0.1%
                  Bio-Techne Corp.                                                   3,052    326,808             0.0%
*                 Biogen, Inc.                                                       9,636  2,613,380             0.3%
#*                BioMarin Pharmaceutical, Inc.                                      3,444    330,073             0.0%
*                 BioSpecifics Technologies Corp.                                      876     49,695             0.0%
*                 BioTelemetry, Inc.                                                 2,740     90,146             0.0%
*                 Bioverativ, Inc.                                                   4,818    283,347             0.0%
*                 Boston Scientific Corp.                                           34,145    900,745             0.1%
                  Bristol-Myers Squibb Co.                                          47,423  2,658,059             0.3%
                  Bruker Corp.                                                      16,738    408,240             0.1%
*                 Cambrex Corp.                                                      2,736    162,382             0.0%
                  Cantel Medical Corp.                                               4,577    340,575             0.0%
                  Cardinal Health, Inc.                                             12,719    923,272             0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Health Care -- (Continued)
*                 Catalent, Inc.                                                    11,919 $  348,988             0.0%
*                 Celgene Corp.                                                     40,370  5,007,898             0.5%
*                 Celldex Therapeutics, Inc.                                         3,876     12,907             0.0%
*                 Centene Corp.                                                     18,688  1,390,387             0.2%
#*                Cerner Corp.                                                       8,899    576,210             0.1%
*                 Charles River Laboratories International, Inc.                     5,504    493,709             0.1%
                  Chemed Corp.                                                       2,109    424,710             0.1%
*                 Chimerix, Inc.                                                     5,901     35,288             0.0%
#*                Cidara Therapeutics, Inc.                                          1,583     12,268             0.0%
                  Cigna Corp.                                                        5,598    875,359             0.1%
#*                Civitas Solutions, Inc.                                            3,163     56,301             0.0%
#                 Computer Programs & Systems, Inc.                                    184      5,051             0.0%
*                 Concert Pharmaceuticals, Inc.                                        800     12,696             0.0%
#                 CONMED Corp.                                                       2,720    133,715             0.0%
#                 Cooper Cos., Inc. (The)                                            2,191    438,923             0.1%
*                 Corcept Therapeutics, Inc.                                         2,230     21,274             0.0%
*                 CorVel Corp.                                                       1,936     86,152             0.0%
                  CR Bard, Inc.                                                      4,547  1,398,112             0.2%
*                 Cross Country Healthcare, Inc.                                     1,800     25,146             0.0%
*                 CryoLife, Inc.                                                     3,398     61,674             0.0%
*                 Cumberland Pharmaceuticals, Inc.                                   1,705      9,940             0.0%
                  Danaher Corp.                                                     24,576  2,047,918             0.2%
*                 DaVita, Inc.                                                      18,408  1,270,336             0.1%
                  DENTSPLY SIRONA, Inc.                                              5,595    353,828             0.0%
#*                Depomed, Inc.                                                      1,202     14,412             0.0%
#*                DexCom, Inc.                                                       1,431    111,561             0.0%
                  Digirad Corp.                                                      1,500      7,050             0.0%
*                 Diplomat Pharmacy, Inc.                                            2,744     42,806             0.0%
*                 Edwards Lifesciences Corp.                                         6,687    733,363             0.1%
*                 Eiger BioPharmaceuticals, Inc.                                       938      7,410             0.0%
*                 Electromed, Inc.                                                   4,200     20,076             0.0%
*                 Emergent BioSolutions, Inc.                                        3,944    117,965             0.0%
*                 Enanta Pharmaceuticals, Inc.                                       1,094     34,734             0.0%
#*                Endo International P.L.C.                                         11,288    128,345             0.0%
*                 Envision Healthcare Corp.                                          5,010    280,710             0.0%
*                 Enzo Biochem, Inc.                                                 6,402     56,338             0.0%
*                 Epizyme, Inc.                                                      3,400     61,370             0.0%
#*                Evolent Health, Inc. Class A                                       2,600     60,450             0.0%
*                 Exactech, Inc.                                                     1,640     48,626             0.0%
*                 Exelixis, Inc.                                                     5,922    132,653             0.0%
*                 Express Scripts Holding Co.                                       51,115  3,135,394             0.3%
*                 Five Prime Therapeutics, Inc.                                      4,115    143,449             0.0%
*                 Five Star Senior Living, Inc.                                      4,960      9,424             0.0%
#*                Fluidigm Corp.                                                     1,100      5,434             0.0%
*                 FONAR Corp.                                                          776     14,860             0.0%
                  Gilead Sciences, Inc.                                             52,121  3,572,895             0.4%
*                 Globus Medical, Inc. Class A                                       7,201    218,406             0.0%
*                 Haemonetics Corp.                                                  3,675    153,909             0.0%
*                 Harvard Bioscience, Inc.                                           3,317      7,961             0.0%
#*                HealthEquity, Inc.                                                 4,127    187,861             0.0%
*                 HealthStream, Inc.                                                 2,423     67,335             0.0%
*                 Henry Schein, Inc.                                                 3,719    646,362             0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
Health Care -- (Continued)
#*                Heska Corp.                                                        1,107 $   119,833             0.0%
                  Hill-Rom Holdings, Inc.                                            7,869     595,211             0.1%
*                 HMS Holdings Corp.                                                 8,655     177,168             0.0%
*                 Hologic, Inc.                                                     18,584     839,068             0.1%
#*                Horizon Pharma P.L.C.                                              9,352     143,834             0.0%
                  Humana, Inc.                                                       5,109   1,134,096             0.1%
*                 ICU Medical, Inc.                                                  1,220     187,636             0.0%
*                 IDEXX Laboratories, Inc.                                           5,790     971,157             0.1%
#*                Illumina, Inc.                                                     2,451     453,092             0.1%
*                 Immune Design Corp.                                                4,778      31,296             0.0%
*                 Impax Laboratories, Inc.                                           3,071      43,148             0.0%
*                 INC Research Holdings, Inc. Class A                                3,430     154,350             0.0%
#*                Incyte Corp.                                                       9,341   1,160,899             0.1%
#*                Infinity Pharmaceuticals, Inc.                                    12,728      27,365             0.0%
*                 Innoviva, Inc.                                                     4,126      48,625             0.0%
*                 Inogen, Inc.                                                       1,096      90,847             0.0%
*                 Inovalon Holdings, Inc. Class A                                    3,820      46,795             0.0%
*                 Integer Holdings Corp.                                             2,652      97,461             0.0%
#*                Integra LifeSciences Holdings Corp.                                5,850     268,924             0.0%
#*                Intra-Cellular Therapies, Inc.                                     2,471      34,149             0.0%
#*                Intuitive Surgical, Inc.                                             920     769,000             0.1%
#                 Invacare Corp.                                                     3,836      56,389             0.0%
#*                Ionis Pharmaceuticals, Inc.                                        2,670     128,667             0.0%
*                 Jazz Pharmaceuticals P.L.C.                                        1,400     222,992             0.0%
                  Johnson & Johnson                                                 87,201  10,766,707             1.1%
*                 Karyopharm Therapeutics, Inc.                                      3,622      37,017             0.0%
                  Kewaunee Scientific Corp.                                            534      12,416             0.0%
*                 Kindred Biosciences, Inc.                                          1,675      11,641             0.0%
#*                Kite Pharma, Inc.                                                  1,396     114,584             0.0%
*                 Laboratory Corp. of America Holdings                               8,376   1,173,896             0.1%
                  Landauer, Inc.                                                       823      43,290             0.0%
#*                Lannett Co., Inc.                                                    400      10,400             0.0%
*                 Lantheus Holdings, Inc.                                            3,823      49,699             0.0%
                  LeMaitre Vascular, Inc.                                            1,203      35,789             0.0%
*                 LHC Group, Inc.                                                    1,689      91,375             0.0%
#*                Lipocine, Inc.                                                     1,313       5,567             0.0%
*                 LivaNova P.L.C.                                                    2,202     116,045             0.0%
                  Luminex Corp.                                                      1,750      32,953             0.0%
#*                MacroGenics, Inc.                                                  2,879      62,215             0.0%
*                 Magellan Health, Inc.                                              4,383     301,550             0.0%
*                 Mallinckrodt P.L.C.                                                4,081     191,481             0.0%
*                 Masimo Corp.                                                       4,789     492,022             0.1%
                  McKesson Corp.                                                    12,459   1,722,955             0.2%
#*                Medicines Co. (The)                                                1,713      84,485             0.0%
#*                MEDNAX, Inc.                                                       7,105     428,858             0.1%
                  Medtronic P.L.C.                                                  38,176   3,172,044             0.3%
                  Merck & Co., Inc.                                                 49,293   3,072,433             0.3%
#                 Meridian Bioscience, Inc.                                          4,317      63,892             0.0%
*                 Merit Medical Systems, Inc.                                        3,870     130,419             0.0%
*                 Mettler-Toledo International, Inc.                                 1,596     819,418             0.1%
#*                Mirati Therapeutics, Inc.                                          1,909       8,686             0.0%
*                 Mirna Therapeutics, Inc.                                             625       1,313             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Health Care -- (Continued)
*                 Molina Healthcare, Inc.                                            10,662 $  530,861             0.1%
*                 Mylan NV                                                            8,023    299,659             0.0%
#*                Myriad Genetics, Inc.                                               4,699     86,415             0.0%
                  National Research Corp. Class A                                       800     19,840             0.0%
                  National Research Corp. Class B                                       131      5,526             0.0%
*                 Natus Medical, Inc.                                                 2,811     98,385             0.0%
*                 Neogen Corp.                                                        2,214    137,999             0.0%
#*                NeoGenomics, Inc.                                                   6,093     46,002             0.0%
#*                Neurocrine Biosciences, Inc.                                        2,000    106,800             0.0%
#*                NewLink Genetics Corp.                                              1,938     36,221             0.0%
*                 NuVasive, Inc.                                                      5,189    376,254             0.0%
*                 Nuvectra Corp.                                                        849      6,945             0.0%
*                 Omnicell, Inc.                                                      3,322    137,531             0.0%
#*                OPKO Health, Inc.                                                  21,981    170,792             0.0%
*                 OraSure Technologies, Inc.                                          3,692     48,402             0.0%
*                 Orthofix International NV                                           1,449     57,308             0.0%
*                 Otonomy, Inc.                                                       3,300     44,055             0.0%
                  Owens & Minor, Inc.                                                 6,914    239,570             0.0%
*                 PAREXEL International Corp.                                         5,287    337,469             0.0%
#                 Patterson Cos., Inc.                                               11,046    491,437             0.1%
                  PDL BioPharma, Inc.                                                17,391     39,130             0.0%
                  PerkinElmer, Inc.                                                   6,772    402,325             0.1%
#                 Perrigo Co. P.L.C.                                                  3,011    222,633             0.0%
*                 Pfenex, Inc.                                                        2,224     10,697             0.0%
                  Pfizer, Inc.                                                      147,095  4,989,462             0.5%
*                 PharMerica Corp.                                                    3,402     80,287             0.0%
                  Phibro Animal Health Corp. Class A                                    893     26,567             0.0%
*                 PRA Health Sciences, Inc.                                           7,708    493,004             0.1%
#*                Premier, Inc. Class A                                               4,857    164,167             0.0%
*                 Prestige Brands Holdings, Inc.                                      3,700    212,417             0.0%
*                 Providence Service Corp. (The)                                      1,646     72,424             0.0%
                  Psychemedics Corp.                                                    600     11,442             0.0%
*                 Quality Systems, Inc.                                               4,865     69,375             0.0%
                  Quest Diagnostics, Inc.                                            11,274  1,189,520             0.1%
#*                Quintiles IMS Holdings, Inc.                                        9,750    821,730             0.1%
*                 Quorum Health Corp.                                                 3,733     15,940             0.0%
*                 RadNet, Inc.                                                        4,219     25,525             0.0%
*                 Regeneron Pharmaceuticals, Inc.                                     2,610  1,013,959             0.1%
#                 ResMed, Inc.                                                        7,071    480,757             0.1%
#*                Retrophin, Inc.                                                     3,350     65,626             0.0%
*                 RTI Surgical, Inc.                                                  7,852     31,801             0.0%
#*                Sangamo Therapeutics, Inc.                                          6,287     30,178             0.0%
*                 SciClone Pharmaceuticals, Inc.                                      2,000     19,300             0.0%
*                 SeaSpine Holdings Corp.                                               289      2,315             0.0%
#*                Seattle Genetics, Inc.                                              3,292    224,844             0.0%
                  Simulations Plus, Inc.                                              2,272     26,582             0.0%
#*                Sonoma Pharmaceuticals, Inc.                                        1,600     10,864             0.0%
                  Span-America Medical Systems, Inc.                                    502     10,934             0.0%
#*                Spectrum Pharmaceuticals, Inc.                                      9,400     71,534             0.0%
#*                Stemline Therapeutics, Inc.                                         2,568     22,855             0.0%
                  STERIS P.L.C.                                                       4,871    359,480             0.0%
                  Stryker Corp.                                                      12,631  1,722,489             0.2%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------ ------------ ---------------
Health Care -- (Continued)
#*                Sucampo Pharmaceuticals, Inc. Class A                              2,851 $     28,938             0.0%
*                 Supernus Pharmaceuticals, Inc.                                     2,044       66,634             0.0%
*                 Surmodics, Inc.                                                    1,314       30,025             0.0%
#*                Taro Pharmaceutical Industries, Ltd.                               1,162      135,780             0.0%
                  Teleflex, Inc.                                                     2,039      421,849             0.1%
#*                TESARO, Inc.                                                       1,100      162,349             0.0%
*                 Tetraphase Pharmaceuticals, Inc.                                   5,296       41,997             0.0%
                  Thermo Fisher Scientific, Inc.                                    12,256    2,026,284             0.2%
*                 Tivity Health, Inc.                                                4,288      144,077             0.0%
*                 Triple-S Management Corp. Class B                                  1,400       25,340             0.0%
*                 United Therapeutics Corp.                                          7,151      898,881             0.1%
                  UnitedHealth Group, Inc.                                          60,970   10,662,434             1.1%
                  US Physical Therapy, Inc.                                            400       26,240             0.0%
                  Utah Medical Products, Inc.                                          407       25,478             0.0%
#*                Varex Imaging Corp.                                                2,353       78,967             0.0%
#*                Varian Medical Systems, Inc.                                       5,885      534,005             0.1%
#*                Veeva Systems, Inc. Class A                                        3,488      187,027             0.0%
*                 Versartis, Inc.                                                    1,151       21,178             0.0%
*                 Vertex Pharmaceuticals, Inc.                                       3,445      407,543             0.1%
*                 Vital Therapies, Inc.                                              2,188        8,752             0.0%
*                 Voyager Therapeutics, Inc.                                         1,090       11,380             0.0%
#*                VWR Corp.                                                         18,473      522,047             0.1%
*                 Waters Corp.                                                       3,077      522,752             0.1%
*                 WellCare Health Plans, Inc.                                        6,870    1,053,927             0.1%
                  West Pharmaceutical Services, Inc.                                 2,726      250,874             0.0%
#*                Wright Medical Group NV                                            4,590      139,490             0.0%
*                 Xencor, Inc.                                                       3,723       95,569             0.0%
*                 Zafgen, Inc.                                                       2,872       14,015             0.0%
                  Zimmer Biomet Holdings, Inc.                                       6,963      833,123             0.1%
#*                Zogenix, Inc.                                                      3,746       41,206             0.0%
                                                                                           ------------ ---------------
Total Health Care                                                                           128,882,023            12.9%
                                                                                           ------------ ---------------
Industrials -- (12.0%)
                  3M Co.                                                            16,143    3,161,284             0.3%
                  AAON, Inc.                                                         3,229      118,343             0.0%
                  AAR Corp.                                                          3,465      124,705             0.0%
                  ABM Industries, Inc.                                               7,662      330,922             0.0%
*                 Acacia Research Corp.                                              3,806       20,743             0.0%
*                 ACCO Brands Corp.                                                 13,108      186,789             0.0%
                  Actuant Corp. Class A                                              1,364       37,237             0.0%
#                 Acuity Brands, Inc.                                                1,393      245,307             0.0%
#                 Advanced Drainage Systems, Inc.                                    2,686       61,912             0.0%
*                 AECOM                                                             19,903      680,882             0.1%
*                 Aegion Corp.                                                       1,353       30,875             0.0%
*                 Aerojet Rocketdyne Holdings, Inc.                                  8,645      193,734             0.0%
#*                Aerovironment, Inc.                                                2,565       73,282             0.0%
                  AGCO Corp.                                                        14,168      906,610             0.1%
                  Air Lease Corp.                                                   20,446      779,810             0.1%
*                 Air Transport Services Group, Inc.                                 9,263      170,347             0.0%
                  Aircastle, Ltd.                                                   14,845      350,639             0.0%
                  Alamo Group, Inc.                                                  1,344      106,257             0.0%
                  Alaska Air Group, Inc.                                             6,402      544,746             0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Industrials -- (Continued)
                  Albany International Corp. Class A                                 3,387 $  165,116             0.0%
                  Allegion P.L.C.                                                    5,986    470,739             0.1%
                  Allied Motion Technologies, Inc.                                     500     11,320             0.0%
                  Allison Transmission Holdings, Inc.                               17,733    685,912             0.1%
                  Altra Industrial Motion Corp.                                      3,081    136,026             0.0%
                  AMERCO                                                             1,855    694,623             0.1%
*                 Ameresco, Inc. Class A                                             6,493     41,880             0.0%
                  American Railcar Industries, Inc.                                    800     33,560             0.0%
*                 American Woodmark Corp.                                            1,500    137,850             0.0%
#                 AMETEK, Inc.                                                      17,921  1,025,081             0.1%
                  AO Smith Corp.                                                     5,410    291,491             0.0%
#                 Apogee Enterprises, Inc.                                           2,206    120,227             0.0%
                  Applied Industrial Technologies, Inc.                              5,455    349,120             0.0%
*                 ARC Document Solutions, Inc.                                       2,577      9,483             0.0%
*                 ARC Group Worldwide, Inc.                                          2,172      7,711             0.0%
                  ArcBest Corp.                                                      2,651     70,119             0.0%
                  Argan, Inc.                                                        1,864    124,608             0.0%
*                 Armstrong Flooring, Inc.                                           2,090     40,107             0.0%
*                 Armstrong World Industries, Inc.                                   4,181    195,462             0.0%
                  Astec Industries, Inc.                                             2,609    165,280             0.0%
*                 Astronics Corp.                                                    3,164    102,862             0.0%
*                 Astronics Corp. Class B                                              363     11,765             0.0%
*                 Atlas Air Worldwide Holdings, Inc.                                 3,402    197,316             0.0%
#*                Avis Budget Group, Inc.                                           10,097    307,958             0.0%
#*                Axon Enterprise, Inc.                                              3,842     94,436             0.0%
                  AZZ, Inc.                                                          3,314    195,692             0.0%
*                 Babcock & Wilcox Enterprises, Inc.                                 6,590     61,748             0.0%
                  Barnes Group, Inc.                                                 6,084    334,437             0.0%
                  Barrett Business Services, Inc.                                      739     42,611             0.0%
*                 Beacon Roofing Supply, Inc.                                        9,709    481,275             0.1%
#*                Blue Bird Corp.                                                    1,375     25,575             0.0%
*                 BMC Stock Holdings, Inc.                                          10,249    238,802             0.0%
                  Brady Corp. Class A                                                5,464    212,823             0.0%
                  Briggs & Stratton Corp.                                            3,119     77,944             0.0%
                  Brink's Co. (The)                                                  9,010    553,214             0.1%
*                 Builders FirstSource, Inc.                                         7,600    121,676             0.0%
                  BWX Technologies, Inc.                                            10,498    516,187             0.1%
*                 CAI International, Inc.                                            1,115     22,991             0.0%
                  Carlisle Cos., Inc.                                                4,880    494,783             0.1%
*                 Casella Waste Systems, Inc. Class A                                2,537     38,182             0.0%
                  Caterpillar, Inc.                                                 22,136  2,263,627             0.2%
*                 CBIZ, Inc.                                                         9,062    142,726             0.0%
*                 CDI Corp.                                                          2,000     16,300             0.0%
                  CECO Environmental Corp.                                           2,011     22,704             0.0%
#                 Celadon Group, Inc.                                                3,872     15,294             0.0%
#                 CH Robinson Worldwide, Inc.                                       12,457    905,624             0.1%
*                 Chart Industries, Inc.                                             3,776    137,862             0.0%
                  Chicago Bridge & Iron Co. NV                                      11,269    338,972             0.0%
                  Cintas Corp.                                                       4,418    541,072             0.1%
                  CIRCOR International, Inc.                                         1,501    100,132             0.0%
*                 Civeo Corp.                                                        3,466     10,363             0.0%
*                 Clean Harbors, Inc.                                                7,009    407,293             0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Industrials -- (Continued)
*                 Colfax Corp.                                                      11,520 $  466,214             0.1%
                  Columbus McKinnon Corp.                                            2,432     63,548             0.0%
                  Comfort Systems USA, Inc.                                          4,255    156,158             0.0%
*                 Commercial Vehicle Group, Inc.                                     3,200     28,448             0.0%
*                 Continental Building Products, Inc.                                2,632     64,089             0.0%
                  Copa Holdings SA Class A                                           1,930    224,691             0.0%
*                 Copart, Inc.                                                      21,322    658,850             0.1%
*                 Covenant Transportation Group, Inc. Class A                        1,796     33,639             0.0%
*                 CPI Aerostructures, Inc.                                           1,133      7,025             0.0%
                  CRA International, Inc.                                              684     25,951             0.0%
                  Crane Co.                                                          7,092    566,722             0.1%
*                 CSW Industrials, Inc.                                                646     22,868             0.0%
                  CSX Corp.                                                         21,875  1,112,125             0.1%
                  Cubic Corp.                                                        2,881    149,524             0.0%
                  Cummins, Inc.                                                      7,216  1,089,183             0.1%
                  Curtiss-Wright Corp.                                               5,882    549,732             0.1%
                  Deere & Co.                                                       12,452  1,389,768             0.2%
#                 Deluxe Corp.                                                       5,958    428,440             0.1%
*                 DigitalGlobe, Inc.                                                 8,495    273,539             0.0%
                  DMC Global, Inc.                                                   1,127     17,243             0.0%
#                 Donaldson Co., Inc.                                               12,638    584,887             0.1%
                  Douglas Dynamics, Inc.                                             2,724     86,896             0.0%
                  Dover Corp.                                                       13,473  1,062,750             0.1%
*                 Ducommun, Inc.                                                     1,219     35,826             0.0%
                  Dun & Bradstreet Corp. (The)                                       5,082    557,038             0.1%
*                 DXP Enterprises, Inc.                                              2,629     95,906             0.0%
#*                Dycom Industries, Inc.                                             5,524    583,666             0.1%
                  Eaton Corp. P.L.C.                                                16,361  1,237,546             0.1%
*                 Echo Global Logistics, Inc.                                        3,162     59,288             0.0%
                  EMCOR Group, Inc.                                                 11,928    784,147             0.1%
                  Emerson Electric Co.                                              24,941  1,503,443             0.2%
                  Encore Wire Corp.                                                  2,459    108,688             0.0%
                  EnerSys                                                            3,964    329,448             0.0%
*                 Engility Holdings, Inc.                                            5,033    142,686             0.0%
                  Ennis, Inc.                                                        2,732     48,083             0.0%
                  Equifax, Inc.                                                      7,100    960,701             0.1%
                  ESCO Technologies, Inc.                                            2,851    167,781             0.0%
                  Essendant, Inc.                                                    4,205     70,224             0.0%
*                 Esterline Technologies Corp.                                       3,917    358,210             0.0%
#*                ExOne Co. (The)                                                    1,400     14,126             0.0%
#                 Expeditors International of Washington, Inc.                      12,455    698,601             0.1%
                  Exponent, Inc.                                                     3,393    207,482             0.0%
#                 Fastenal Co.                                                      24,351  1,088,003             0.1%
                  Federal Signal Corp.                                               6,657    103,916             0.0%
                  FedEx Corp.                                                        6,033  1,144,460             0.1%
#                 Flowserve Corp.                                                    8,384    426,494             0.1%
                  Fluor Corp.                                                       20,697  1,062,170             0.1%
                  Fortive Corp.                                                     11,164    706,235             0.1%
                  Fortune Brands Home & Security, Inc.                               4,795    305,633             0.0%
                  Forward Air Corp.                                                  3,271    173,919             0.0%
*                 Franklin Covey Co.                                                 1,000     21,250             0.0%
                  Franklin Electric Co., Inc.                                        4,686    192,595             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Industrials -- (Continued)
                  FreightCar America, Inc.                                            1,405 $   18,349             0.0%
*                 FTI Consulting, Inc.                                                6,487    224,385             0.0%
#                 GATX Corp.                                                          1,860    111,414             0.0%
*                 Gencor Industries, Inc.                                             1,295     21,497             0.0%
*                 Generac Holdings, Inc.                                              8,128    285,862             0.0%
#                 General Cable Corp.                                                 5,022     90,396             0.0%
                  General Electric Co.                                              166,471  4,825,994             0.5%
#*                Genesee & Wyoming, Inc. Class A                                     3,755    254,439             0.0%
*                 Gibraltar Industries, Inc.                                          2,794    109,664             0.0%
                  Global Brass & Copper Holdings, Inc.                                2,382     84,918             0.0%
*                 Goldfield Corp. (The)                                               3,131     17,064             0.0%
                  Gorman-Rupp Co. (The)                                               2,875     82,283             0.0%
*                 GP Strategies Corp.                                                 2,804     75,988             0.0%
#                 Graco, Inc.                                                         6,377    687,759             0.1%
                  Graham Corp.                                                          400      8,828             0.0%
                  Granite Construction, Inc.                                          4,080    215,057             0.0%
*                 Great Lakes Dredge & Dock Corp.                                     9,514     43,289             0.0%
#                 Greenbrier Cos., Inc. (The)                                         1,486     64,567             0.0%
                  Griffon Corp.                                                       1,955     46,920             0.0%
                  H&E Equipment Services, Inc.                                        8,848    186,870             0.0%
                  Hardinge, Inc.                                                      1,000     10,500             0.0%
*                 Harsco Corp.                                                       11,765    153,533             0.0%
*                 HC2 Holdings, Inc.                                                  2,432     14,203             0.0%
*                 HD Supply Holdings, Inc.                                           20,282    817,365             0.1%
                  Healthcare Services Group, Inc.                                     4,307    197,734             0.0%
#                 Heartland Express, Inc.                                             7,940    159,753             0.0%
                  HEICO Corp.                                                         4,228    300,448             0.0%
                  HEICO Corp. Class A                                                 6,265    384,044             0.0%
                  Heidrick & Struggles International, Inc.                            2,982     64,113             0.0%
*                 Herc Holdings, Inc.                                                 4,860    220,984             0.0%
*                 Heritage-Crystal Clean, Inc.                                        1,237     18,617             0.0%
                  Herman Miller, Inc.                                                 7,185    237,823             0.0%
#*                Hertz Global Holdings, Inc.                                         1,989     32,799             0.0%
                  Hexcel Corp.                                                       11,713    606,148             0.1%
*                 Hill International, Inc.                                            3,244     13,138             0.0%
                  Hillenbrand, Inc.                                                   7,474    275,791             0.0%
                  HNI Corp.                                                           7,765    363,091             0.0%
                  Honeywell International, Inc.                                      27,883  3,656,577             0.4%
                  Houston Wire & Cable Co.                                            1,900     11,875             0.0%
*                 Hub Group, Inc. Class A                                             3,839    150,297             0.0%
                  Hubbell, Inc.                                                       3,922    443,696             0.1%
*                 Hudson Technologies, Inc.                                           2,424     17,210             0.0%
                  Huntington Ingalls Industries, Inc.                                 4,201    843,939             0.1%
                  Hurco Cos., Inc.                                                      600     17,400             0.0%
*                 Huron Consulting Group, Inc.                                        2,932    130,474             0.0%
*                 Huttig Building Products, Inc.                                      2,740     24,112             0.0%
                  Hyster-Yale Materials Handling, Inc.                                1,100     66,121             0.0%
*                 ICF International, Inc.                                             2,450    108,167             0.0%
                  IDEX Corp.                                                          4,548    476,448             0.1%
*                 IES Holdings, Inc.                                                  1,364     27,280             0.0%
                  Illinois Tool Works, Inc.                                          14,644  2,022,190             0.2%
                  Ingersoll-Rand P.L.C.                                              15,897  1,410,859             0.2%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Industrials -- (Continued)
*                 InnerWorkings, Inc.                                                7,179 $   76,026             0.0%
                  Insperity, Inc.                                                    3,109    284,007             0.0%
                  Insteel Industries, Inc.                                           1,502     52,285             0.0%
                  Interface, Inc.                                                    9,097    181,030             0.0%
                  ITT, Inc.                                                         16,887    711,449             0.1%
                  Jacobs Engineering Group, Inc.                                     8,991    493,786             0.1%
                  JB Hunt Transport Services, Inc.                                   4,106    368,144             0.0%
*                 JetBlue Airways Corp.                                             22,229    485,259             0.1%
                  John Bean Technologies Corp.                                       2,605    230,933             0.0%
                  Johnson Controls International P.L.C.                             31,326  1,302,222             0.1%
                  Kadant, Inc.                                                       1,182     73,461             0.0%
                  Kaman Corp.                                                        5,016    240,818             0.0%
                  KAR Auction Services, Inc.                                        13,203    575,915             0.1%
                  KBR, Inc.                                                         25,134    353,133             0.0%
                  Kelly Services, Inc. Class A                                       7,521    167,869             0.0%
                  Kennametal, Inc.                                                   7,826    325,405             0.0%
*                 KEYW Holding Corp. (The)                                           1,218     11,559             0.0%
                  Kforce, Inc.                                                       7,023    159,422             0.0%
                  Kimball International, Inc. Class B                                5,382     95,638             0.0%
#*                KLX, Inc.                                                          7,020    332,046             0.0%
#                 Knight Transportation, Inc.                                        8,728    299,370             0.0%
                  Knoll, Inc.                                                        6,267    150,157             0.0%
                  Korn/Ferry International                                           7,802    252,785             0.0%
#*                Kratos Defense & Security Solutions, Inc.                          8,198     62,469             0.0%
                  L3 Technologies, Inc.                                              4,450    764,376             0.1%
                  Landstar System, Inc.                                              4,469    381,876             0.0%
*                 Lawson Products, Inc.                                                796     18,109             0.0%
*                 Layne Christensen Co.                                                963      7,675             0.0%
                  LB Foster Co. Class A                                                958     13,604             0.0%
#                 Lennox International, Inc.                                         2,721    450,026             0.1%
                  Lincoln Electric Holdings, Inc.                                    8,127    723,547             0.1%
                  Lindsay Corp.                                                        350     30,401             0.0%
*                 LMI Aerospace, Inc.                                                1,300     18,031             0.0%
                  LS Starrett Co. (The) Class A                                      1,000      9,800             0.0%
                  LSC Communications, Inc.                                           3,620     93,649             0.0%
                  LSI Industries, Inc.                                               1,800     16,326             0.0%
*                 Lydall, Inc.                                                       1,763     92,381             0.0%
                  Macquarie Infrastructure Corp.                                     5,303    431,505             0.1%
#*                Manitowoc Co., Inc. (The)                                         22,965    137,101             0.0%
                  ManpowerGroup, Inc.                                                9,230    932,045             0.1%
                  Marten Transport, Ltd.                                             2,006     49,749             0.0%
                  Masco Corp.                                                       14,823    548,747             0.1%
*                 Masonite International Corp.                                       2,005    166,816             0.0%
*                 MasTec, Inc.                                                      10,262    453,067             0.1%
                  Matthews International Corp. Class A                               3,218    220,594             0.0%
                  McGrath RentCorp                                                   3,156    109,860             0.0%
*                 Mercury Systems, Inc.                                              4,095    153,071             0.0%
*                 Meritor, Inc.                                                      8,966    159,684             0.0%
#*                Middleby Corp. (The)                                               3,508    477,544             0.1%
*                 Milacron Holdings Corp.                                            5,798    109,118             0.0%
                  Miller Industries, Inc.                                              900     22,860             0.0%
*                 Mistras Group, Inc.                                                3,871     87,098             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Industrials -- (Continued)
                  Mobile Mini, Inc.                                                  4,519 $  129,695             0.0%
*                 Moog, Inc. Class A                                                 4,488    308,101             0.0%
*                 Moog, Inc. Class B                                                   200     13,900             0.0%
*                 MRC Global, Inc.                                                  17,222    313,957             0.0%
                  MSA Safety, Inc.                                                   3,801    295,908             0.0%
                  MSC Industrial Direct Co., Inc. Class A                            8,148    729,490             0.1%
                  Mueller Industries, Inc.                                           5,807    186,056             0.0%
                  Mueller Water Products, Inc. Class A                              21,298    239,602             0.0%
                  Multi-Color Corp.                                                  1,652    126,874             0.0%
*                 MYR Group, Inc.                                                    1,912     80,801             0.0%
                  National Presto Industries, Inc.                                     700     73,045             0.0%
*                 Navigant Consulting, Inc.                                          6,703    160,671             0.0%
#*                Navistar International Corp.                                       8,100    217,971             0.0%
*                 NCI Building Systems, Inc.                                         5,077     88,848             0.0%
*                 Neff Corp. Class A                                                   449      7,902             0.0%
                  Nielsen Holdings P.L.C.                                           14,812    609,218             0.1%
*                 NL Industries, Inc.                                                1,570     12,717             0.0%
                  NN, Inc.                                                           3,098     85,505             0.0%
#                 Nordson Corp.                                                      5,243    656,424             0.1%
                  Norfolk Southern Corp.                                             3,445    404,753             0.1%
                  Northrop Grumman Corp.                                             9,329  2,294,561             0.2%
*                 Northwest Pipe Co.                                                 1,100     15,411             0.0%
*                 NOW, Inc.                                                         20,289    345,116             0.0%
#*                NV5 Global, Inc.                                                     353     13,661             0.0%
                  Old Dominion Freight Line, Inc.                                    6,258    553,958             0.1%
                  Omega Flex, Inc.                                                     391     21,962             0.0%
*                 On Assignment, Inc.                                                9,001    465,982             0.1%
*                 Orion Group Holdings, Inc.                                         1,224      9,241             0.0%
                  Oshkosh Corp.                                                      9,619    667,462             0.1%
                  PACCAR, Inc.                                                      16,434  1,096,641             0.1%
*                 PAM Transportation Services, Inc.                                     48        901             0.0%
                  Park-Ohio Holdings Corp.                                           1,124     44,229             0.0%
                  Parker-Hannifin Corp.                                              6,391  1,027,673             0.1%
*                 Patrick Industries, Inc.                                           1,165     82,773             0.0%
*                 Pendrell Corp.                                                     1,750     10,745             0.0%
                  Pentair P.L.C.                                                    11,821    762,573             0.1%
*                 PGT Innovations, Inc.                                              4,692     51,143             0.0%
                  Pitney Bowes, Inc.                                                 8,303    110,347             0.0%
*                 Ply Gem Holdings, Inc.                                             3,850     74,113             0.0%
                  Powell Industries, Inc.                                            1,050     36,215             0.0%
                  Primoris Services Corp.                                            5,241    120,386             0.0%
#*                Proto Labs, Inc.                                                     768     44,544             0.0%
                  Quad/Graphics, Inc.                                                5,242    137,655             0.0%
                  Quanex Building Products Corp.                                     2,223     45,349             0.0%
*                 Quanta Services, Inc.                                             17,367    615,486             0.1%
*                 Radiant Logistics, Inc.                                            3,151     18,906             0.0%
                  Raven Industries, Inc.                                             2,635     81,685             0.0%
                  Raytheon Co.                                                       9,642  1,496,535             0.2%
*                 RBC Bearings, Inc.                                                 2,213    221,964             0.0%
                  Regal Beloit Corp.                                                 4,891    385,655             0.1%
                  Resources Connection, Inc.                                         6,015     83,609             0.0%
*                 Rexnord Corp.                                                     11,069    270,084             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Industrials -- (Continued)
*                 Roadrunner Transportation Systems, Inc.                            2,764 $   18,574             0.0%
                  Robert Half International, Inc.                                   25,135  1,157,467             0.1%
                  Rockwell Automation, Inc.                                          9,556  1,503,637             0.2%
                  Rockwell Collins, Inc.                                            10,937  1,138,432             0.1%
                  Rollins, Inc.                                                     10,054    390,397             0.1%
#                 Roper Technologies, Inc.                                           2,278    498,199             0.1%
*                 RPX Corp.                                                          6,403     82,215             0.0%
#                 RR Donnelley & Sons Co.                                            9,655    121,363             0.0%
*                 Rush Enterprises, Inc. Class A                                     4,987    188,259             0.0%
                  Ryder System, Inc.                                                 7,998    543,144             0.1%
*                 Saia, Inc.                                                         2,400    115,560             0.0%
#*                Sensata Technologies Holding NV                                   12,103    498,402             0.1%
                  Snap-on, Inc.                                                      2,929    490,695             0.1%
*                 SP Plus Corp.                                                      1,533     52,812             0.0%
*                 Sparton Corp.                                                        143      3,185             0.0%
                  Spirit Aerosystems Holdings, Inc. Class A                         15,104    863,345             0.1%
*                 SPX Corp.                                                          2,883     69,365             0.0%
*                 SPX FLOW, Inc.                                                     5,099    184,278             0.0%
                  Standex International Corp.                                        1,282    120,444             0.0%
                  Stanley Black & Decker, Inc.                                      11,870  1,616,100             0.2%
                  Steelcase, Inc. Class A                                            9,934    169,375             0.0%
*                 Sterling Construction Co., Inc.                                    1,372     13,048             0.0%
                  Sun Hydraulics Corp.                                               1,856     72,087             0.0%
                  Supreme Industries, Inc. Class A                                     804     16,112             0.0%
#*                Swift Transportation Co.                                           9,209    226,357             0.0%
#*                Team, Inc.                                                         3,960    106,524             0.0%
*                 Teledyne Technologies, Inc.                                        4,763    642,195             0.1%
                  Tennant Co.                                                        1,764    129,213             0.0%
                  Terex Corp.                                                       11,874    415,353             0.1%
                  Tetra Tech, Inc.                                                   3,437    151,056             0.0%
                  Textainer Group Holdings, Ltd.                                     1,000     14,950             0.0%
*                 Thermon Group Holdings, Inc.                                       3,145     64,473             0.0%
                  Timken Co. (The)                                                   6,984    336,978             0.0%
                  Titan International, Inc.                                          6,299     67,462             0.0%
*                 Titan Machinery, Inc.                                              1,852     29,354             0.0%
                  Toro Co. (The)                                                    10,098    655,562             0.1%
#                 TransDigm Group, Inc.                                              2,735    674,807             0.1%
*                 TransUnion                                                        11,077    443,412             0.1%
*                 TRC Cos., Inc.                                                     1,800     31,500             0.0%
*                 Trex Co., Inc.                                                     2,011    147,185             0.0%
*                 TriMas Corp.                                                       4,787    109,862             0.0%
*                 TriNet Group, Inc.                                                10,115    297,381             0.0%
                  Trinity Industries, Inc.                                          19,932    536,171             0.1%
                  Triton International, Ltd.                                         6,784    207,658             0.0%
#                 Triumph Group, Inc.                                                6,085    159,427             0.0%
*                 TrueBlue, Inc.                                                     5,931    162,213             0.0%
*                 Tutor Perini Corp.                                                 6,203    191,363             0.0%
*                 Twin Disc, Inc.                                                    1,000     19,600             0.0%
                  UniFirst Corp.                                                     1,610    224,112             0.0%
                  Union Pacific Corp.                                                6,613    740,391             0.1%
                  United Parcel Service, Inc. Class B                               18,299  1,966,411             0.2%
*                 United Rentals, Inc.                                               9,511  1,042,976             0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------ ------------ ---------------
Industrials -- (Continued)
                  United Technologies Corp.                                         32,457 $  3,862,058             0.4%
*                 Univar, Inc.                                                      20,795      620,731             0.1%
                  Universal Forest Products, Inc.                                    1,325      126,259             0.0%
                  Universal Logistics Holdings, Inc.                                 1,639       22,864             0.0%
*                 USA Truck, Inc.                                                    1,300        8,723             0.0%
#*                USG Corp.                                                         10,209      309,333             0.0%
                  Valmont Industries, Inc.                                           2,286      348,272             0.0%
*                 Vectrus, Inc.                                                        888       22,591             0.0%
*                 Verisk Analytics, Inc.                                            14,731    1,219,874             0.1%
*                 Veritiv Corp.                                                      2,117      109,343             0.0%
                  Viad Corp.                                                         2,443      110,424             0.0%
                  VSE Corp.                                                          1,028       43,844             0.0%
#                 Wabash National Corp.                                              8,546      194,678             0.0%
*                 WABCO Holdings, Inc.                                               4,734      562,731             0.1%
#                 Wabtec Corp.                                                       5,820      488,240             0.1%
                  Watsco, Inc.                                                       6,162      855,286             0.1%
                  Watts Water Technologies, Inc. Class A                             3,578      222,552             0.0%
*                 Welbilt, Inc.                                                     14,303      293,211             0.0%
#                 Werner Enterprises, Inc.                                           6,891      188,124             0.0%
*                 Wesco Aircraft Holdings, Inc.                                     10,282      124,926             0.0%
*                 WESCO International, Inc.                                          8,438      514,296             0.1%
                  West Corp.                                                         8,961      239,169             0.0%
*                 Willdan Group, Inc.                                                  407       11,547             0.0%
*                 Willis Lease Finance Corp.                                           474       10,765             0.0%
                  Woodward, Inc.                                                     5,873      397,426             0.1%
#                 WW Grainger, Inc.                                                  5,241    1,009,941             0.1%
*                 Xerium Technologies, Inc.                                          1,949       13,857             0.0%
*                 XPO Logistics, Inc.                                               13,761      679,656             0.1%
                  Xylem, Inc.                                                       10,746      552,452             0.1%
*                 YRC Worldwide, Inc.                                                3,057       32,588             0.0%
                                                                                           ------------ ---------------
Total Industrials                                                                           127,744,565            12.8%
                                                                                           ------------ ---------------
Information Technology -- (20.4%)
                  Accenture P.L.C. Class A                                          33,502    4,063,793             0.4%
*                 ACI Worldwide, Inc.                                               15,147      325,509             0.0%
                  Activision Blizzard, Inc.                                         19,254    1,006,021             0.1%
*                 Actua Corp.                                                        3,914       54,796             0.0%
*                 Acxiom Corp.                                                       6,759      195,335             0.0%
*                 Adobe Systems, Inc.                                               17,723    2,370,274             0.2%
                  ADTRAN, Inc.                                                       9,710      194,200             0.0%
*                 Advanced Energy Industries, Inc.                                   4,110      303,318             0.0%
#*                Advanced Micro Devices, Inc.                                      42,374      563,574             0.1%
*                 Agilysys, Inc.                                                     1,572       15,563             0.0%
*                 Akamai Technologies, Inc.                                          5,832      355,402             0.0%
#                 Alliance Data Systems Corp.                                        4,269    1,065,670             0.1%
*                 Alpha & Omega Semiconductor, Ltd.                                  2,166       35,847             0.0%
*                 Alphabet, Inc. Class A                                             6,590    6,092,587             0.6%
*                 Alphabet, Inc. Class C                                             6,847    6,203,108             0.6%
                  Amdocs, Ltd.                                                       5,663      346,802             0.0%
                  American Software, Inc. Class A                                    1,400       15,358             0.0%
*                 Amkor Technology, Inc.                                            26,848      316,269             0.0%
*                 Amtech Systems, Inc.                                               1,892       13,320             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Information Technology -- (Continued)
                  Analog Devices, Inc.                                                4,063 $   309,601             0.0%
#*                Angie's List, Inc.                                                  3,027      17,799             0.0%
*                 Anixter International, Inc.                                         4,444     362,408             0.0%
*                 ANSYS, Inc.                                                         4,338     477,874             0.1%
                  Apple, Inc.                                                       291,391  41,858,317             4.2%
                  Applied Materials, Inc.                                            41,037   1,666,513             0.2%
#*                Applied Optoelectronics, Inc.                                         821      40,549             0.0%
*                 ARI Network Services, Inc.                                          3,600      18,864             0.0%
#*                Arista Networks, Inc.                                               2,891     403,699             0.1%
*                 ARRIS International P.L.C.                                         19,659     510,937             0.1%
*                 Arrow Electronics, Inc.                                             9,749     687,304             0.1%
*                 Aspen Technology, Inc.                                              9,457     581,511             0.1%
*                 Asure Software, Inc.                                                1,020      10,537             0.0%
*                 Autobytel, Inc.                                                       864      11,327             0.0%
#*                Autodesk, Inc.                                                      5,723     515,471             0.1%
                  Automatic Data Processing, Inc.                                    20,355   2,126,894             0.2%
#*                Avid Technology, Inc.                                               2,813      15,767             0.0%
                  Avnet, Inc.                                                        12,819     495,967             0.1%
*                 Aware, Inc.                                                           500       2,400             0.0%
*                 Axcelis Technologies, Inc.                                          2,358      45,391             0.0%
*                 AXT, Inc.                                                           2,116      14,283             0.0%
                  Badger Meter, Inc.                                                  2,964     117,819             0.0%
*                 Bankrate, Inc.                                                      4,983      52,820             0.0%
*                 Barracuda Networks, Inc.                                            6,331     128,709             0.0%
*                 Bazaarvoice, Inc.                                                   5,937      27,904             0.0%
                  Bel Fuse, Inc. Class B                                                878      21,248             0.0%
                  Black Box Corp.                                                     1,910      18,909             0.0%
#*                Black Knight Financial Services, Inc. Class A                       2,278      94,309             0.0%
#                 Blackbaud, Inc.                                                     3,818     307,005             0.0%
*                 Blackhawk Network Holdings, Inc.                                    5,851     236,673             0.0%
*                 Blucora, Inc.                                                       3,816      70,405             0.0%
                  Booz Allen Hamilton Holding Corp.                                  14,394     517,176             0.1%
*                 Bottomline Technologies de, Inc.                                    1,453      33,855             0.0%
                  Broadcom, Ltd.                                                      5,410   1,194,582             0.1%
                  Broadridge Financial Solutions, Inc.                                8,076     564,835             0.1%
                  Brocade Communications Systems, Inc.                               38,362     482,210             0.1%
                  Brooks Automation, Inc.                                             8,242     208,193             0.0%
                  CA, Inc.                                                           35,996   1,181,749             0.1%
                  Cabot Microelectronics Corp.                                        2,168     169,863             0.0%
*                 CACI International, Inc. Class A                                    2,741     323,438             0.0%
*                 Cadence Design Systems, Inc.                                       18,324     596,813             0.1%
*                 CalAmp Corp.                                                        2,229      39,988             0.0%
*                 Calix, Inc.                                                         5,447      36,495             0.0%
*                 Carbonite, Inc.                                                     1,915      41,364             0.0%
*                 Cardtronics P.L.C. Class A                                          6,767     281,372             0.0%
                  Cass Information Systems, Inc.                                      1,198      79,631             0.0%
                  CDK Global, Inc.                                                   11,353     738,059             0.1%
                  CDW Corp.                                                           9,877     583,632             0.1%
#*                Ciena Corp.                                                        17,566     402,437             0.1%
#*                Cimpress NV                                                         3,052     250,508             0.0%
                  Cisco Systems, Inc.                                               188,759   6,431,019             0.7%
*                 Citrix Systems, Inc.                                               10,155     821,946             0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Information Technology -- (Continued)
*                 Clearfield, Inc.                                                   1,200 $   16,980             0.0%
#                 ClearOne, Inc.                                                       858      8,752             0.0%
                  Cognex Corp.                                                       6,788    579,288             0.1%
*                 Cognizant Technology Solutions Corp. Class A                      18,992  1,143,888             0.1%
*                 Coherent, Inc.                                                     2,358    508,385             0.1%
                  Cohu, Inc.                                                         2,773     51,938             0.0%
*                 CommerceHub, Inc. Series A                                           479      7,664             0.0%
*                 CommerceHub, Inc. Series C                                           958     15,251             0.0%
*                 CommScope Holding Co., Inc.                                       10,358    435,450             0.1%
                  Computer Task Group, Inc.                                          2,600     15,418             0.0%
                  Comtech Telecommunications Corp.                                   2,290     32,083             0.0%
*                 Conduent, Inc.                                                    19,472    317,588             0.0%
*                 Control4 Corp.                                                       973     16,444             0.0%
*                 CoreLogic, Inc.                                                   10,085    431,033             0.1%
#*                CoStar Group, Inc.                                                   483    116,350             0.0%
#                 CPI Card Group, Inc.                                               3,101     11,164             0.0%
*                 Cray, Inc.                                                         2,625     46,987             0.0%
                  CSG Systems International, Inc.                                    4,766    178,773             0.0%
                  CSRA, Inc.                                                        13,286    386,357             0.1%
*                 CyberOptics Corp.                                                    483     10,457             0.0%
                  Daktronics, Inc.                                                   4,036     38,181             0.0%
*                 DHI Group, Inc.                                                    2,357      9,074             0.0%
#                 Diebold Nixdorf, Inc.                                              3,154     88,943             0.0%
*                 Digi International, Inc.                                           2,612     32,389             0.0%
*                 Diodes, Inc.                                                       1,504     35,179             0.0%
                  Dolby Laboratories, Inc. Class A                                   3,851    203,063             0.0%
*                 DSP Group, Inc.                                                    1,896     23,605             0.0%
                  DST Systems, Inc.                                                  3,510    432,116             0.1%
*                 DXC Technology Co.                                                11,147    839,815             0.1%
*                 eBay, Inc.                                                        33,245  1,110,715             0.1%
#                 Ebix, Inc.                                                           960     59,232             0.0%
*                 EchoStar Corp. Class A                                             5,172    297,700             0.0%
*                 Electro Scientific Industries, Inc.                                2,000     13,960             0.0%
*                 Electronic Arts, Inc.                                             11,144  1,056,674             0.1%
*                 Electronics for Imaging, Inc.                                      3,986    182,479             0.0%
#*                Ellie Mae, Inc.                                                    1,255    127,709             0.0%
                  Emcore Corp.                                                       1,184     10,656             0.0%
*                 EnerNOC, Inc.                                                      3,203     18,097             0.0%
*                 Entegris, Inc.                                                    10,757    266,774             0.0%
*                 EPAM Systems, Inc.                                                 3,795    292,215             0.0%
*                 ePlus, Inc.                                                        1,542    109,867             0.0%
*                 Euronet Worldwide, Inc.                                            5,061    418,140             0.1%
*                 Everi Holdings, Inc.                                               5,200     33,020             0.0%
*                 Exar Corp.                                                         3,957     51,481             0.0%
*                 ExlService Holdings, Inc.                                          2,866    136,737             0.0%
*                 Extreme Networks, Inc.                                             9,379     73,297             0.0%
*                 F5 Networks, Inc.                                                  4,172    538,730             0.1%
*                 Facebook, Inc. Class A                                            62,175  9,341,794             0.9%
                  Fair Isaac Corp.                                                   2,909    394,111             0.1%
*                 FARO Technologies, Inc.                                            1,724     63,185             0.0%
                  Fidelity National Information Services, Inc.                       9,186    773,369             0.1%
*                 Finisar Corp.                                                     11,953    273,007             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Information Technology -- (Continued)
#*                FireEye, Inc.                                                      15,120 $  189,151             0.0%
*                 First Data Corp. Class A                                           25,212    393,811             0.1%
*                 Fiserv, Inc.                                                       11,354  1,352,716             0.1%
*                 FleetCor Technologies, Inc.                                         5,102    720,096             0.1%
*                 Flex, Ltd.                                                         19,672    304,129             0.0%
                  FLIR Systems, Inc.                                                 14,699    539,894             0.1%
*                 FormFactor, Inc.                                                    4,492     49,861             0.0%
                  Forrester Research, Inc.                                            1,871     75,869             0.0%
*                 Fortinet, Inc.                                                      3,571    139,269             0.0%
*                 Frequency Electronics, Inc.                                         1,723     18,092             0.0%
*                 Gartner, Inc.                                                       5,077    579,235             0.1%
#                 Genpact, Ltd.                                                      11,273    275,287             0.0%
                  Global Payments, Inc.                                               6,635    542,478             0.1%
                  GlobalSCAPE, Inc.                                                   2,764     11,194             0.0%
*                 Globant SA                                                          1,200     45,468             0.0%
#*                GoDaddy, Inc. Class A                                               2,452     95,432             0.0%
#*                GrubHub, Inc.                                                       3,867    166,204             0.0%
*                 GSI Technology, Inc.                                                2,247     18,043             0.0%
*                 GTT Communications, Inc.                                            5,678    156,145             0.0%
#*                Guidewire Software, Inc.                                            3,719    228,681             0.0%
                  Hackett Group, Inc. (The)                                           4,000     79,320             0.0%
#*                Harmonic, Inc.                                                      9,882     57,316             0.0%
                  Harris Corp.                                                        6,740    754,139             0.1%
*                 IAC/InterActiveCorp                                                 3,495    290,120             0.0%
#*                Infinera Corp.                                                     12,807    127,045             0.0%
*                 Integrated Device Technology, Inc.                                 10,591    254,078             0.0%
                  Intel Corp.                                                       144,256  5,214,854             0.5%
                  InterDigital, Inc.                                                  4,528    407,067             0.1%
#*                Internap Corp.                                                        800      2,480             0.0%
                  International Business Machines Corp.                              42,546  6,819,698             0.7%
*                 inTEST Corp.                                                        2,700     18,765             0.0%
*                 Intevac, Inc.                                                       1,900     24,225             0.0%
                  Intuit, Inc.                                                       13,120  1,642,755             0.2%
*                 IPG Photonics Corp.                                                   118     14,906             0.0%
*                 Itron, Inc.                                                         3,564    231,125             0.0%
#                 j2 Global, Inc.                                                     3,687    332,715             0.0%
                  Jabil Circuit, Inc.                                                17,553    509,388             0.1%
                  Jack Henry & Associates, Inc.                                       5,406    523,950             0.1%
                  Juniper Networks, Inc.                                             20,669    621,517             0.1%
*                 Kemet Corp.                                                         3,386     37,957             0.0%
*                 Key Tronic Corp.                                                      334      2,629             0.0%
*                 Keysight Technologies, Inc.                                         8,478    317,332             0.0%
*                 Kimball Electronics, Inc.                                           1,907     32,896             0.0%
                  KLA-Tencor Corp.                                                   11,944  1,173,140             0.1%
#*                Kopin Corp.                                                         5,600     22,848             0.0%
*                 Kulicke & Soffa Industries, Inc.                                    3,894     86,914             0.0%
*                 KVH Industries, Inc.                                                1,119      8,952             0.0%
                  Lam Research Corp.                                                 10,613  1,537,293             0.2%
*                 Leaf Group, Ltd.                                                    1,900     15,865             0.0%
                  Leidos Holdings, Inc.                                              13,008    685,001             0.1%
*                 Limelight Networks, Inc.                                            9,772     30,684             0.0%
*                 Liquidity Services, Inc.                                            2,301     17,948             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Information Technology -- (Continued)
                  LogMeIn, Inc.                                                       4,304 $   486,352             0.1%
#*                Lumentum Holdings, Inc.                                             4,139     176,942             0.0%
*                 Luxoft Holding, Inc.                                                1,045      64,424             0.0%
*                 MagnaChip Semiconductor Corp.                                       3,441      29,248             0.0%
*                 Manhattan Associates, Inc.                                          6,318     294,987             0.0%
                  ManTech International Corp. Class A                                 2,846     101,033             0.0%
*                 Marchex, Inc. Class B                                               2,015       5,461             0.0%
                  Marvell Technology Group, Ltd.                                     35,177     528,359             0.1%
                  Mastercard, Inc. Class A                                           51,791   6,024,329             0.6%
#*                Match Group, Inc.                                                   1,590      29,622             0.0%
                  MAXIMUS, Inc.                                                       8,555     521,769             0.1%
*                 MaxLinear, Inc.                                                     3,696     102,860             0.0%
*                 Meet Group, Inc.(The)                                               3,482      20,753             0.0%
#                 Mesa Laboratories, Inc.                                               200      27,964             0.0%
                  Methode Electronics, Inc.                                           2,769     123,359             0.0%
*                 Microsemi Corp.                                                     6,200     291,028             0.0%
                  Microsoft Corp.                                                   293,979  20,125,802             2.0%
*                 MicroStrategy, Inc. Class A                                         1,106     210,328             0.0%
                  MKS Instruments, Inc.                                               4,684     366,523             0.0%
                  MOCON, Inc.                                                         1,308      39,044             0.0%
*                 MoneyGram International, Inc.                                       5,134      91,437             0.0%
                  Monotype Imaging Holdings, Inc.                                     3,966      80,708             0.0%
                  Motorola Solutions, Inc.                                            4,600     395,462             0.1%
#                 MTS Systems Corp.                                                   1,592      73,948             0.0%
*                 Nanometrics, Inc.                                                     970      30,608             0.0%
*                 Napco Security Technologies, Inc.                                   1,700      18,020             0.0%
#                 National Instruments Corp.                                          8,779     306,475             0.0%
*                 NCI, Inc. Class A                                                     253       3,757             0.0%
*                 NCR Corp.                                                          17,986     741,922             0.1%
#*                NeoPhotonics Corp.                                                  1,800      13,968             0.0%
                  NetApp, Inc.                                                       24,218     965,087             0.1%
*                 NETGEAR, Inc.                                                       3,847     181,386             0.0%
#*                Netscout Systems, Inc.                                              6,073     228,648             0.0%
*                 NeuStar, Inc. Class A                                               1,800      59,760             0.0%
                  NIC, Inc.                                                           3,623      77,351             0.0%
*                 Novanta, Inc.                                                       3,173      89,003             0.0%
*                 Nuance Communications, Inc.                                        31,928     571,192             0.1%
                  NVE Corp.                                                             794      64,640             0.0%
                  NVIDIA Corp.                                                       26,341   2,747,366             0.3%
#*                Oclaro, Inc.                                                        7,232      57,928             0.0%
                  Oracle Corp.                                                       96,312   4,330,188             0.4%
#*                OSI Systems, Inc.                                                   1,806     139,784             0.0%
#*                Palo Alto Networks, Inc.                                            1,897     205,654             0.0%
*                 PAR Technology Corp.                                                1,359      11,619             0.0%
                  Paychex, Inc.                                                      15,481     917,714             0.1%
#*                Paycom Software, Inc.                                               4,422     266,425             0.0%
*                 PayPal Holdings, Inc.                                              30,199   1,441,096             0.2%
                  PC Connection, Inc.                                                 2,240      64,378             0.0%
*                 PCM, Inc.                                                             600      15,120             0.0%
*                 PDF Solutions, Inc.                                                 2,200      41,844             0.0%
                  Pegasystems, Inc.                                                   7,463     339,940             0.0%
*                 Perceptron, Inc.                                                    1,900      16,112             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Information Technology -- (Continued)
*                 Perficient, Inc.                                                   2,924 $   50,936             0.0%
*                 PFSweb, Inc.                                                       1,693     12,393             0.0%
*                 Photronics, Inc.                                                   6,810     78,315             0.0%
*                 Planet Payment, Inc.                                               5,317     22,172             0.0%
                  Plantronics, Inc.                                                  4,028    219,929             0.0%
*                 Plexus Corp.                                                         223     11,594             0.0%
                  Power Integrations, Inc.                                             628     41,417             0.0%
*                 PRGX Global, Inc.                                                  1,900     12,445             0.0%
                  Progress Software Corp.                                            5,717    169,909             0.0%
*                 PTC, Inc.                                                          6,633    358,514             0.0%
                  QAD, Inc. Class A                                                  1,155     34,881             0.0%
                  QUALCOMM, Inc.                                                    63,266  3,399,915             0.4%
*                 Qualys, Inc.                                                       3,100    119,040             0.0%
*                 QuinStreet, Inc.                                                   3,300     14,784             0.0%
*                 Radisys Corp.                                                      2,600     10,426             0.0%
*                 RealNetworks, Inc.                                                 2,200     10,054             0.0%
*                 RealPage, Inc.                                                     7,021    260,128             0.0%
*                 Red Hat, Inc.                                                      9,094    801,000             0.1%
                  Reis, Inc.                                                           500      9,400             0.0%
                  Relm Wireless Corp.                                                4,100     20,705             0.0%
*                 RetailMeNot, Inc.                                                  2,891     33,536             0.0%
                  Richardson Electronics, Ltd.                                         500      2,990             0.0%
*                 Rightside Group, Ltd.                                                409      4,106             0.0%
*                 Rubicon Project, Inc. (The)                                        3,297     18,826             0.0%
*                 Rudolph Technologies, Inc.                                         3,224     78,988             0.0%
                  Sabre Corp.                                                       14,890    348,575             0.0%
*                 salesforce.com, Inc.                                               8,775    755,703             0.1%
                  Science Applications International Corp.                           6,756    493,120             0.1%
*                 Seachange International, Inc.                                      5,000     12,600             0.0%
*                 Semtech Corp.                                                      1,300     44,395             0.0%
#*                ServiceNow, Inc.                                                   4,331    409,193             0.1%
*                 ServiceSource International, Inc.                                  4,898     18,416             0.0%
*                 ShoreTel, Inc.                                                     5,165     33,831             0.0%
*                 Shutterstock, Inc.                                                 1,512     65,364             0.0%
*                 Sigma Designs, Inc.                                                2,854     17,695             0.0%
*                 Silicon Laboratories, Inc.                                         1,100     78,265             0.0%
#*                Silver Spring Networks, Inc.                                       6,090     69,487             0.0%
*                 Sonus Networks, Inc.                                               4,779     36,703             0.0%
#*                Splunk, Inc.                                                       3,364    216,339             0.0%
                  SS&C Technologies Holdings, Inc.                                  15,528    570,499             0.1%
#*                Stamps.com, Inc.                                                   1,146    121,648             0.0%
*                 StarTek, Inc.                                                      1,400     12,712             0.0%
*                 Stratasys, Ltd.                                                    3,397     84,110             0.0%
*                 Super Micro Computer, Inc.                                         4,918    119,999             0.0%
*                 Sykes Enterprises, Inc.                                            6,556    195,434             0.0%
                  Symantec Corp.                                                     9,673    305,957             0.0%
#*                Synaptics, Inc.                                                    2,318    126,957             0.0%
#*                Synchronoss Technologies, Inc.                                     5,296     84,736             0.0%
                  SYNNEX Corp.                                                       4,138    448,683             0.1%
*                 Synopsys, Inc.                                                    11,684    861,111             0.1%
#                 Syntel, Inc.                                                       6,323    111,348             0.0%
                  Systemax, Inc.                                                     1,146     15,173             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Information Technology -- (Continued)
*                 Tableau Software, Inc. Class A                                     2,139 $  114,822             0.0%
#*                Take-Two Interactive Software, Inc.                               10,195    640,756             0.1%
*                 Tangoe, Inc.                                                       2,857     18,342             0.0%
                  TE Connectivity, Ltd.                                              6,167    477,141             0.1%
*                 Tech Data Corp.                                                    4,039    386,330             0.0%
*                 TechTarget, Inc.                                                   1,309     12,108             0.0%
*                 Telenav, Inc.                                                      2,293     19,949             0.0%
                  TeleTech Holdings, Inc.                                            5,013    156,656             0.0%
#*                Teradata Corp.                                                    17,704    516,603             0.1%
                  Teradyne, Inc.                                                    17,472    616,237             0.1%
                  Tessco Technologies, Inc.                                            626      8,764             0.0%
                  TiVo Corp.                                                        15,131    298,837             0.0%
                  Total System Services, Inc.                                       10,763    616,828             0.1%
                  TransAct Technologies, Inc.                                          300      2,625             0.0%
                  Travelport Worldwide, Ltd.                                        13,357    175,912             0.0%
*                 Travelzoo, Inc.                                                      800      7,360             0.0%
*                 Tremor Video, Inc.                                                29,446     65,959             0.0%
*                 Trimble, Inc.                                                     17,989    637,350             0.1%
#*                Twitter, Inc.                                                     11,700    192,816             0.0%
*                 Tyler Technologies, Inc.                                           2,300    376,257             0.0%
#*                Ubiquiti Networks, Inc.                                            6,969    359,043             0.0%
#*                Ultimate Software Group, Inc. (The)                                1,151    233,273             0.0%
*                 Ultra Clean Holdings, Inc.                                         1,982     38,134             0.0%
*                 Ultratech, Inc.                                                    2,196     67,022             0.0%
*                 Vantiv, Inc. Class A                                              11,001    682,502             0.1%
*                 VASCO Data Security International, Inc.                            4,089     55,201             0.0%
*                 Veeco Instruments, Inc.                                            3,146    103,818             0.0%
*                 VeriFone Systems, Inc.                                            15,634    289,854             0.0%
*                 Verint Systems, Inc.                                               5,727    225,071             0.0%
#*                VeriSign, Inc.                                                     3,682    327,403             0.0%
#*                ViaSat, Inc.                                                       5,082    325,400             0.0%
*                 Viavi Solutions, Inc.                                             12,892    128,920             0.0%
*                 Virtusa Corp.                                                      1,604     49,692             0.0%
#                 Visa, Inc. Class A                                                86,523  7,892,628             0.8%
*                 Vishay Precision Group, Inc.                                         335      5,762             0.0%
*                 VMware, Inc. Class A                                               1,806    169,981             0.0%
*                 Web.com Group, Inc.                                                3,872     74,730             0.0%
#*                WebMD Health Corp.                                                 3,824    207,376             0.0%
#                 Western Union Co. (The)                                           32,709    649,601             0.1%
#*                WEX, Inc.                                                          3,650    370,329             0.0%
#*                Workday, Inc. Class A                                              2,468    215,703             0.0%
*                 Xcerra Corp.                                                       5,104     50,019             0.0%
                  Xerox Corp.                                                       92,335    663,889             0.1%
                  Xilinx, Inc.                                                      10,594    668,587             0.1%
*                 XO Group, Inc.                                                     1,650     28,957             0.0%
                  Xperi Corp.                                                        5,194    174,518             0.0%
*                 Yahoo!, Inc.                                                      14,276    688,246             0.1%
*                 YuMe, Inc.                                                         2,900     12,064             0.0%
#*                Zebra Technologies Corp. Class A                                   6,971    657,156             0.1%
*                 Zedge, Inc. Class B                                                  894      2,745             0.0%
*                 Zillow Group, Inc. Class A                                         2,300     88,527             0.0%
#*                Zillow Group, Inc. Class C                                         3,188    124,332             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------ ------------ ---------------
Information Technology -- (Continued)
*                 Zix Corp.                                                          2,090 $     11,349             0.0%
#*                Zynga, Inc. Class A                                               97,627      282,142             0.0%
                                                                                           ------------ ---------------
Total Information Technology                                                                216,115,475            21.7%
                                                                                           ------------ ---------------
Materials -- (3.3%)
                  A Schulman, Inc.                                                   3,805      120,428             0.0%
*                 AdvanSix, Inc.                                                     1,358       37,019             0.0%
*                 AgroFresh Solutions, Inc.                                          3,791       21,268             0.0%
                  Albemarle Corp.                                                    9,288    1,011,556             0.1%
                  American Vanguard Corp.                                            2,517       42,160             0.0%
                  Ampco-Pittsburgh Corp.                                             1,800       26,190             0.0%
#                 AptarGroup, Inc.                                                   9,886      793,846             0.1%
                  Ashland Global Holdings, Inc.                                      4,100      506,350             0.1%
                  Avery Dennison Corp.                                              10,604      882,359             0.1%
*                 Axalta Coating Systems, Ltd.                                      18,502      580,408             0.1%
                  Balchem Corp.                                                      4,275      346,959             0.0%
#                 Ball Corp.                                                         7,956      611,737             0.1%
                  Bemis Co., Inc.                                                   12,449      559,334             0.1%
*                 Berry Global Group, Inc.                                           9,903      495,150             0.1%
*                 Boise Cascade Co.                                                  3,249       99,095             0.0%
                  Celanese Corp. Series A                                            8,513      740,972             0.1%
                  Chase Corp.                                                        1,529      156,722             0.0%
                  Chemours Co. (The)                                                13,483      543,230             0.1%
*                 Clearwater Paper Corp.                                             1,194       58,028             0.0%
*                 Coeur Mining, Inc.                                                 2,107       19,089             0.0%
#                 Compass Minerals International, Inc.                               3,978      262,548             0.0%
*                 Crown Holdings, Inc.                                               9,615      539,305             0.1%
#                 Deltic Timber Corp.                                                  200       15,474             0.0%
                  Domtar Corp.                                                       3,732      147,974             0.0%
                  Dow Chemical Co. (The)                                            23,712    1,489,114             0.2%
                  Ecolab, Inc.                                                      14,138    1,825,074             0.2%
                  EI du Pont de Nemours & Co.                                        7,926      632,098             0.1%
*                 Ferro Corp.                                                       11,360      203,571             0.0%
                  Ferroglobe P.L.C.                                                  7,336       70,792             0.0%
                  FMC Corp.                                                          5,788      423,855             0.0%
*                 Freeport-McMoRan, Inc.                                            23,643      301,448             0.0%
                  FutureFuel Corp.                                                   5,003       77,346             0.0%
*                 GCP Applied Technologies, Inc.                                     9,264      304,786             0.0%
                  Graphic Packaging Holding Co.                                     44,860      609,199             0.1%
                  Greif, Inc. Class A                                                3,723      218,242             0.0%
                  Greif, Inc. Class B                                                1,339       90,182             0.0%
                  Hawkins, Inc.                                                      1,225       62,598             0.0%
                  Haynes International, Inc.                                           347       14,675             0.0%
                  HB Fuller Co.                                                      9,315      492,111             0.1%
                  Hecla Mining Co.                                                  18,465      100,634             0.0%
                  Huntsman Corp.                                                    32,062      794,176             0.1%
*                 Ingevity Corp.                                                     4,455      281,690             0.0%
                  Innophos Holdings, Inc.                                            2,662      127,616             0.0%
                  Innospec, Inc.                                                     2,986      197,076             0.0%
#                 International Flavors & Fragrances, Inc.                           4,248      588,730             0.1%
                  International Paper Co.                                            9,143      493,448             0.1%
                  KapStone Paper and Packaging Corp.                                 6,745      142,252             0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
Materials -- (Continued)
                  KMG Chemicals, Inc.                                                  800 $    42,040             0.0%
*                 Kraton Corp.                                                       4,065     132,966             0.0%
                  Kronos Worldwide, Inc.                                             1,676      29,364             0.0%
*                 Louisiana-Pacific Corp.                                            7,446     191,660             0.0%
#*                LSB Industries, Inc.                                               1,000      11,020             0.0%
                  LyondellBasell Industries NV Class A                               5,921     501,864             0.1%
                  Materion Corp.                                                     1,907      72,561             0.0%
                  Mercer International, Inc.                                         3,069      37,442             0.0%
                  Minerals Technologies, Inc.                                        4,788     376,816             0.0%
                  Mosaic Co. (The)                                                   7,044     189,695             0.0%
                  Myers Industries, Inc.                                             3,900      63,570             0.0%
                  Neenah Paper, Inc.                                                 1,099      86,107             0.0%
                  NewMarket Corp.                                                    1,300     611,910             0.1%
*                 Northern Technologies International Corp.                            800      12,440             0.0%
                  Olin Corp.                                                        16,896     542,868             0.1%
*                 OMNOVA Solutions, Inc.                                             5,800      55,100             0.0%
                  Packaging Corp. of America                                         9,115     900,380             0.1%
                  PH Glatfelter Co.                                                  2,575      55,388             0.0%
#*                Platform Specialty Products Corp.                                 39,910     565,525             0.1%
                  PolyOne Corp.                                                      5,424     212,675             0.0%
                  PPG Industries, Inc.                                              10,128   1,112,460             0.1%
                  Quaker Chemical Corp.                                              1,480     214,008             0.0%
#                 Rayonier Advanced Materials, Inc.                                  5,936      78,652             0.0%
*                 Real Industry, Inc.                                                   61         159             0.0%
                  Reliance Steel & Aluminum Co.                                     11,328     892,873             0.1%
                  Royal Gold, Inc.                                                   4,270     301,804             0.0%
                  RPM International, Inc.                                            9,436     495,956             0.1%
*                 Ryerson Holding Corp.                                             10,185     139,534             0.0%
                  Schnitzer Steel Industries, Inc. Class A                           3,502      66,188             0.0%
                  Scotts Miracle-Gro Co. (The)                                      11,367   1,098,052             0.1%
                  Sealed Air Corp.                                                  14,468     636,881             0.1%
                  Sensient Technologies Corp.                                        4,995     408,591             0.0%
                  Sherwin-Williams Co. (The)                                         5,427   1,816,308             0.2%
                  Silgan Holdings, Inc.                                              7,720     467,986             0.0%
                  Sonoco Products Co.                                               12,684     663,500             0.1%
                  Stepan Co.                                                         3,143     266,526             0.0%
*                 Synalloy Corp.                                                       300       3,885             0.0%
*                 Trecora Resources                                                    500       5,525             0.0%
                  Tredegar Corp.                                                     2,773      47,557             0.0%
                  Trinseo SA                                                         6,645     441,228             0.0%
*                 UFP Technologies, Inc.                                               760      20,292             0.0%
*                 Universal Stainless & Alloy Products, Inc.                           601      10,848             0.0%
#*                US Concrete, Inc.                                                  1,620     100,440             0.0%
                  Valspar Corp. (The)                                                3,600     404,784             0.0%
                  Vulcan Materials Co.                                               2,470     298,574             0.0%
                  Westlake Chemical Corp.                                            3,000     186,750             0.0%
                  WestRock Co.                                                      14,614     782,726             0.1%
                  Worthington Industries, Inc.                                       7,383     321,160             0.0%
                  WR Grace & Co.                                                     4,462     311,091             0.0%
                                                                                           ----------- ---------------
Total Materials                                                                             34,443,643             3.5%
                                                                                           ----------- ---------------

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Real Estate -- (0.4%)
                  Alexander & Baldwin, Inc.                                           5,763 $   265,156             0.0%
#*                Altisource Portfolio Solutions SA                                     510      11,266             0.0%
*                 CBRE Group, Inc. Class A                                           25,141     900,299             0.1%
                  Consolidated-Tomoka Land Co.                                          572      31,020             0.0%
*                 FRP Holdings, Inc.                                                    837      35,740             0.0%
                  Griffin Industrial Realty, Inc.                                       600      18,162             0.0%
                  HFF, Inc. Class A                                                   5,626     176,656             0.0%
*                 Howard Hughes Corp. (The)                                           2,923     359,851             0.0%
                  Jones Lang LaSalle, Inc.                                            7,297     838,133             0.1%
*                 JW Mays, Inc.                                                         248       9,920             0.0%
                  Kennedy-Wilson Holdings, Inc.                                       4,681      95,492             0.0%
*                 Marcus & Millichap, Inc.                                            2,864      73,891             0.0%
*                 Maui Land & Pineapple Co., Inc.                                     8,512     116,189             0.0%
                  RE/MAX Holdings, Inc. Class A                                       1,510      89,316             0.0%
                  Realogy Holdings Corp.                                             14,949     456,692             0.1%
                  RMR Group, Inc. (The) Class A                                       2,376     125,334             0.0%
*                 SBA Communications Corp.                                            3,083     389,969             0.1%
#*                St Joe Co. (The)                                                    5,730     100,275             0.0%
                  Stratus Properties, Inc.                                              321       9,582             0.0%
*                 Tejon Ranch Co.                                                     1,795      41,105             0.0%
                                                                                            ----------- ---------------
Total Real Estate                                                                             4,144,048             0.4%
                                                                                            ----------- ---------------
Telecommunication Services -- (2.5%)
                  AT&T, Inc.                                                        273,477  10,837,893             1.1%
                  ATN International, Inc.                                             1,900     131,461             0.0%
*                 Boingo Wireless, Inc.                                               6,588      94,143             0.0%
*                 Cincinnati Bell, Inc.                                               5,521     104,071             0.0%
                  Cogent Communications Holdings, Inc.                                8,077     363,465             0.1%
#                 Consolidated Communications Holdings, Inc.                          9,355     221,433             0.0%
*                 FairPoint Communications, Inc.                                      1,065      18,158             0.0%
#                 Frontier Communications Corp.                                      85,155     160,091             0.0%
*                 General Communication, Inc. Class A                                 4,689     175,556             0.0%
*                 Hawaiian Telcom Holdco, Inc.                                        1,207      30,718             0.0%
                  IDT Corp. Class B                                                   3,461      52,573             0.0%
#*                Iridium Communications, Inc.                                        3,706      39,284             0.0%
*                 Lumos Networks Corp.                                                4,764      85,323             0.0%
*                 ORBCOMM, Inc.                                                       7,866      75,828             0.0%
                  Shenandoah Telecommunications Co.                                   8,286     265,152             0.0%
                  Spok Holdings, Inc.                                                 3,028      54,353             0.0%
#*                Sprint Corp.                                                       80,731     729,001             0.1%
*                 T-Mobile US, Inc.                                                  22,482   1,512,364             0.2%
                  Telephone & Data Systems, Inc.                                     17,525     481,236             0.1%
*                 United States Cellular Corp.                                        3,492     136,817             0.0%
                  Verizon Communications, Inc.                                      224,546  10,308,907             1.0%
*                 Vonage Holdings Corp.                                              37,967     254,759             0.0%
                  Windstream Holdings, Inc.                                           4,588      25,326             0.0%
*                 Zayo Group Holdings, Inc.                                          21,093     739,731             0.1%
                                                                                            ----------- ---------------
Total Telecommunication Services                                                             26,897,643             2.7%
                                                                                            ----------- ---------------
Utilities -- (1.3%)
                  American States Water Co.                                           6,271     279,185             0.0%
                  American Water Works Co., Inc.                                     12,864   1,026,033             0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
Utilities -- (Continued)
#                 Aqua America, Inc.                                                   29,315 $      970,033             0.1%
                  Atmos Energy Corp.                                                    6,429        520,878             0.1%
                  California Water Service Group                                        8,268        295,168             0.0%
                  CenterPoint Energy, Inc.                                             17,018        485,524             0.0%
                  Chesapeake Utilities Corp.                                            2,050        150,265             0.0%
                  Connecticut Water Service, Inc.                                       1,944        104,334             0.0%
#                 Consolidated Edison, Inc.                                            11,558        916,318             0.1%
                  Consolidated Water Co., Ltd.                                            163          1,923             0.0%
                  Delta Natural Gas Co., Inc.                                             149          4,515             0.0%
                  Edison International                                                 14,364      1,148,689             0.1%
                  Eversource Energy                                                    15,799        938,461             0.1%
                  Exelon Corp.                                                         16,658        576,867             0.1%
                  Genie Energy, Ltd. Class B                                              102            811             0.0%
                  Middlesex Water Co.                                                   2,646        100,866             0.0%
                  New Jersey Resources Corp.                                           13,240        534,234             0.1%
                  Northwest Natural Gas Co.                                             3,262        194,415             0.0%
                  NRG Yield, Inc. Class A                                               5,815        100,832             0.0%
#                 NRG Yield, Inc. Class C                                              10,478        185,461             0.0%
                  ONE Gas, Inc.                                                         7,309        503,078             0.1%
                  Ormat Technologies, Inc.                                              9,177        541,994             0.1%
#                 Pattern Energy Group, Inc.                                           13,599        299,450             0.0%
                  PG&E Corp.                                                           18,602      1,247,264             0.1%
                  SJW Corp.                                                             3,572        174,456             0.0%
                  South Jersey Industries, Inc.                                        13,568        509,071             0.1%
                  Southwest Gas Holdings, Inc.                                          6,001        502,644             0.1%
                  Spire, Inc.                                                           5,770        395,533             0.0%
                  UGI Corp.                                                             9,873        495,230             0.0%
                  Unitil Corp.                                                            600         29,058             0.0%
                  WGL Holdings, Inc.                                                    6,472        533,681             0.1%
                  York Water Co. (The)                                                  1,961         73,537             0.0%
                                                                                              -------------- ---------------
Total Utilities                                                                                   13,839,808             1.4%
                                                                                              -------------- ---------------
TOTAL COMMON STOCKS                                                                              994,050,226            99.6%
                                                                                              -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
(degree)*         Dyax Corp. Contingent Value Rights                                    1,400          1,554             0.0%
(degree)#*        Safeway Casa Ley Contingent Value Rights                             10,882         11,045             0.0%
(degree)*         Safeway PDC, LLC Contingent Value Rights                             10,882            531             0.0%
                                                                                              -------------- ---------------
TOTAL RIGHTS/WARRANTS                                                                                 13,130             0.0%
                                                                                              -------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                      994,063,356
                                                                                              -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
                  State Street Institutional U.S. Government Money Market Fund,
                    0.680%                                                          4,373,094      4,373,094             0.4%
                                                                                              -------------- ---------------
SECURITIES LENDING COLLATERAL -- (6.0%)
(S)@              DFA Short Term Investment Fund                                    5,497,981     63,628,132             6.4%
                                                                                              -------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $812,038,833)                                             $1,062,175,918           106.4%
                                                                                              ============== ===============

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  -----------------------------------------------
                                                                    LEVEL 1      LEVEL 2   LEVEL 3     TOTAL
                                                                  ------------ ----------- ------- --------------
Common Stocks
   Consumer Discretionary                                         $172,478,456 $    14,546      -- $  172,493,002
   Consumer Staples                                                 68,206,663          --      --     68,206,663
   Energy                                                           25,110,201          --      --     25,110,201
   Financials                                                      176,173,155          --      --    176,173,155
   Health Care                                                     128,882,023          --      --    128,882,023
   Industrials                                                     127,744,565          --      --    127,744,565
   Information Technology                                          216,115,475          --      --    216,115,475
   Materials                                                        34,443,643          --      --     34,443,643
   Real Estate                                                       4,144,048          --      --      4,144,048
   Telecommunication Services                                       26,897,643          --      --     26,897,643
   Utilities                                                        13,839,808          --      --     13,839,808
Rights/Warrants                                                             --      13,130      --         13,130
Temporary Cash Investments                                           4,373,094          --      --      4,373,094
Securities Lending Collateral                                               --  63,628,132      --     63,628,132
                                                                  ------------ ----------- ------- --------------
TOTAL                                                             $998,520,110 $63,655,808      -- $1,062,175,918
                                                                  ============ =========== ======= ==============

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
COMMON STOCKS -- (91.8%)
AUSTRALIA -- (4.9%)
                  ALS, Ltd.                                                          25,912 $  121,202             0.0%
                  Altium, Ltd.                                                        3,254     19,953             0.0%
                  Amcor, Ltd.                                                        59,472    699,288             0.1%
                  AMP, Ltd.                                                         298,649  1,196,589             0.2%
                  Ansell, Ltd.                                                       17,104    304,468             0.1%
                  AP Eagers, Ltd.                                                     5,098     30,687             0.0%
                  APA Group                                                          37,010    253,818             0.1%
                  APN News & Media, Ltd.                                             27,348     50,969             0.0%
                  APN Outdoor Group, Ltd.                                            17,030     69,418             0.0%
#                 ARB Corp., Ltd.                                                     2,584     29,962             0.0%
                  Aristocrat Leisure, Ltd.                                           18,229    267,887             0.1%
                  ASX, Ltd.                                                           3,450    130,789             0.0%
                  AUB Group, Ltd.                                                     1,671     15,126             0.0%
                  Ausdrill, Ltd.                                                      7,076      7,232             0.0%
                  Austal, Ltd.                                                       31,692     40,618             0.0%
                  Australia & New Zealand Banking Group, Ltd.                        46,118  1,128,922             0.2%
                  Australian Pharmaceutical Industries, Ltd.                         40,511     67,544             0.0%
                  Automotive Holdings Group, Ltd.                                    23,606     65,872             0.0%
                  Aveo Group                                                         38,426     90,632             0.0%
*                 AWE, Ltd.                                                          43,671     14,846             0.0%
                  Bank of Queensland, Ltd.                                           29,446    263,457             0.1%
                  Beach Energy, Ltd.                                                178,030     97,750             0.0%
#                 Bellamy's Australia, Ltd.                                           3,871     14,882             0.0%
                  Bendigo & Adelaide Bank, Ltd.                                      19,739    181,652             0.0%
*                 Billabong International, Ltd.                                       7,680      6,408             0.0%
#                 Blackmores, Ltd.                                                    1,762    140,515             0.0%
                  Boral, Ltd.                                                        25,058    115,506             0.0%
                  Brambles, Ltd.                                                     83,522    646,300             0.1%
                  Breville Group, Ltd.                                                7,392     59,216             0.0%
                  Brickworks, Ltd.                                                    2,193     24,167             0.0%
                  BT Investment Management, Ltd.                                     12,399    110,759             0.0%
#                 Cabcharge Australia, Ltd.                                           4,103      8,079             0.0%
                  Caltex Australia, Ltd.                                             19,384    432,676             0.1%
*                 Cardno, Ltd.                                                       10,999     10,960             0.0%
                  carsales.com, Ltd.                                                 18,945    166,158             0.0%
                  Cash Converters International, Ltd.                                25,015      5,139             0.0%
                  Challenger, Ltd.                                                   50,757    501,321             0.1%
                  CIMIC Group, Ltd.                                                   2,779     77,014             0.0%
                  Coca-Cola Amatil, Ltd.                                             30,751    215,516             0.0%
                  Cochlear, Ltd.                                                      4,720    494,091             0.1%
                  Collins Foods, Ltd.                                                 4,977     19,533             0.0%
                  Commonwealth Bank of Australia                                     53,862  3,517,938             0.6%
                  Computershare, Ltd.                                                36,247    399,589             0.1%
#                 Corporate Travel Management, Ltd.                                   1,374     20,935             0.0%
                  Credit Corp. Group, Ltd.                                            3,408     46,396             0.0%
                  Crown Resorts, Ltd.                                                 2,777     25,966             0.0%
#                 CSG, Ltd.                                                          21,603      7,765             0.0%
                  CSL, Ltd.                                                          11,362  1,126,656             0.2%
                  CSR, Ltd.                                                          51,140    187,525             0.0%
                  Decmil Group, Ltd.                                                 10,092      5,918             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
AUSTRALIA -- (Continued)
                  Domino's Pizza Enterprises, Ltd.                                    4,869 $  222,659             0.0%
                  Downer EDI, Ltd.                                                   53,770    236,284             0.0%
                  DuluxGroup, Ltd.                                                   53,204    269,388             0.1%
                  Eclipx Group, Ltd.                                                  3,530     10,186             0.0%
#*                Elders, Ltd.                                                        3,495     11,642             0.0%
#*                Energy Resources of Australia, Ltd.                                 5,657      2,546             0.0%
                  EQT Holdings, Ltd.                                                    700      9,190             0.0%
#                 Event Hospitality and Entertainment, Ltd.                           4,728     46,001             0.0%
                  Evolution Mining, Ltd.                                             94,190    163,712             0.0%
                  Fairfax Media, Ltd.                                               189,432    150,176             0.0%
                  FlexiGroup, Ltd.                                                   14,880     25,908             0.0%
                  Flight Centre Travel Group, Ltd.                                    3,559     83,714             0.0%
                  Fortescue Metals Group, Ltd.                                      187,507    743,212             0.1%
                  Genworth Mortgage Insurance Australia, Ltd.                        12,467     30,659             0.0%
                  GrainCorp, Ltd. Class A                                            12,484     83,257             0.0%
#                 Greencross, Ltd.                                                    5,260     26,764             0.0%
                  GUD Holdings, Ltd.                                                  8,605     80,098             0.0%
                  GWA Group, Ltd.                                                    21,997     51,372             0.0%
                  Hansen Technologies, Ltd.                                           7,136     19,230             0.0%
                  Healthscope, Ltd.                                                  67,266    111,092             0.0%
*                 Hills, Ltd.                                                         5,399        788             0.0%
                  Iluka Resources, Ltd.                                              21,083    132,486             0.0%
*                 Imdex, Ltd.                                                        15,311      7,093             0.0%
#                 IMF Bentham, Ltd.                                                   7,011     10,128             0.0%
#                 Independence Group NL                                              51,316    125,720             0.0%
*                 Infigen Energy                                                    113,635     80,873             0.0%
                  Infomedia, Ltd.                                                    21,693     11,513             0.0%
                  Insurance Australia Group, Ltd.                                    66,145    307,037             0.1%
#                 InvoCare, Ltd.                                                      6,143     67,023             0.0%
#                 IOOF Holdings, Ltd.                                                18,287    120,543             0.0%
                  IRESS, Ltd.                                                        11,589    107,914             0.0%
                  iSelect, Ltd.                                                      14,507     21,590             0.0%
                  iSentia Group, Ltd.                                                11,748     12,738             0.0%
                  James Hardie Industries P.L.C.                                     10,984    185,853             0.0%
#                 JB Hi-Fi, Ltd.                                                      9,745    180,048             0.0%
                  LendLease Group                                                    20,602    247,340             0.1%
                  Link Administration Holdings, Ltd.                                 21,336    123,329             0.0%
*                 Macmahon Holdings, Ltd.                                            77,872      9,035             0.0%
                  Macquarie Atlas Roads Group                                        16,939     67,684             0.0%
                  Macquarie Group, Ltd.                                              12,831    891,344             0.2%
                  Magellan Financial Group, Ltd.                                     14,319    252,397             0.1%
#*                Mayne Pharma Group, Ltd.                                          131,054    131,781             0.0%
                  McMillan Shakespeare, Ltd.                                         12,863    130,112             0.0%
                  McPherson's, Ltd.                                                   5,484      5,506             0.0%
                  Medibank Pvt, Ltd.                                                208,230    453,309             0.1%
#*                Metcash, Ltd.                                                     147,795    237,938             0.1%
                  Mineral Resources, Ltd.                                            24,453    195,568             0.0%
                  Monadelphous Group, Ltd.                                           13,853    129,519             0.0%
*                 Mount Gibson Iron, Ltd.                                            33,294      8,961             0.0%
                  Myer Holdings, Ltd.                                                39,532     32,847             0.0%
                  MYOB Group, Ltd.                                                   13,727     36,146             0.0%
#                 National Australia Bank, Ltd.                                      83,000  2,106,717             0.3%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
AUSTRALIA -- (Continued)
                  Newcrest Mining, Ltd.                                              19,920 $319,583             0.1%
                  nib holdings, Ltd.                                                 38,153  171,364             0.0%
#                 Nine Entertainment Co. Holdings, Ltd.                              71,399   65,744             0.0%
                  Northern Star Resources, Ltd.                                      51,448  167,273             0.0%
                  Nufarm, Ltd.                                                       19,699  149,717             0.0%
                  Oil Search, Ltd.                                                    5,226   28,199             0.0%
                  oOh!media, Ltd.                                                     6,055   20,425             0.0%
                  Orica, Ltd.                                                        21,541  298,440             0.1%
                  Orora, Ltd.                                                       120,598  271,913             0.1%
                  OZ Minerals, Ltd.                                                  23,921  127,016             0.0%
                  Pact Group Holdings, Ltd.                                          15,432   81,445             0.0%
#*                Paladin Energy, Ltd.                                               41,883    3,293             0.0%
                  Peet, Ltd.                                                          8,746    8,120             0.0%
                  Perpetual, Ltd.                                                     3,321  131,155             0.0%
#*                Perseus Mining, Ltd.                                               19,074    4,213             0.0%
#                 Platinum Asset Management, Ltd.                                    21,752   75,780             0.0%
                  Premier Investments, Ltd.                                           8,079   79,227             0.0%
                  Primary Health Care, Ltd.                                          49,378  125,203             0.0%
                  Prime Media Group, Ltd.                                               500      112             0.0%
                  Programmed Maintenance Services, Ltd.                              31,174   40,124             0.0%
                  QBE Insurance Group, Ltd.                                          38,898  373,723             0.1%
                  Qube Holdings, Ltd.                                                49,033   96,392             0.0%
#                 Quintis, Ltd.                                                      11,448   10,292             0.0%
#*                Ramelius Resources, Ltd.                                           11,958    3,617             0.0%
                  Ramsay Health Care, Ltd.                                            7,194  385,757             0.1%
                  RCR Tomlinson, Ltd.                                                 8,195   17,404             0.0%
#                 REA Group, Ltd.                                                     5,384  247,257             0.1%
                  Reckon, Ltd.                                                        5,948    6,942             0.0%
                  Reece, Ltd.                                                           443   13,542             0.0%
                  Regis Healthcare, Ltd.                                              1,128    3,787             0.0%
                  Resolute Mining, Ltd.                                              21,253   19,733             0.0%
#                 Retail Food Group, Ltd.                                             6,557   26,787             0.0%
                  Ridley Corp., Ltd.                                                 19,171   20,530             0.0%
                  Sandfire Resources NL                                              16,927   73,296             0.0%
#*                Saracen Mineral Holdings, Ltd.                                     69,740   49,228             0.0%
                  Seek, Ltd.                                                         54,954  700,013             0.1%
#*                Senex Energy, Ltd.                                                 26,881    6,411             0.0%
#                 Seven Group Holdings, Ltd.                                          6,241   51,773             0.0%
                  Seven West Media, Ltd.                                            111,498   61,698             0.0%
                  SG Fleet Group, Ltd.                                                6,145   16,691             0.0%
                  Sigma Pharmaceuticals, Ltd.                                        42,972   40,231             0.0%
*                 Silex Systems, Ltd.                                                 1,748      583             0.0%
#*                Silver Lake Resources, Ltd.                                         2,487      889             0.0%
                  Sims Metal Management, Ltd.                                        24,620  226,025             0.0%
                  Sims Metal Management, Ltd. Sponsored ADR                             819    7,445             0.0%
                  Sirtex Medical, Ltd.                                                5,204   60,431             0.0%
#*                Slater & Gordon, Ltd.                                              11,800      813             0.0%
                  SmartGroup Corp., Ltd.                                              3,728   18,009             0.0%
                  SMS Management & Technology, Ltd.                                   9,090   10,888             0.0%
                  Sonic Healthcare, Ltd.                                             17,844  294,986             0.1%
                  Southern Cross Media Group, Ltd.                                   95,549   92,350             0.0%
                  Spark Infrastructure Group                                         39,101   72,910             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
AUSTRALIA -- (Continued)
                  SpeedCast International, Ltd.                                      20,207 $    57,510             0.0%
                  Spotless Group Holdings, Ltd.                                      48,285      39,012             0.0%
*                 St Barbara, Ltd.                                                   53,797     110,268             0.0%
                  Star Entertainment Grp, Ltd. (The)                                 37,807     157,475             0.0%
                  Steadfast Group, Ltd.                                               4,060       8,255             0.0%
                  Suncorp Group, Ltd.                                                41,510     427,912             0.1%
#*                Sundance Energy Australia, Ltd.                                    49,981       3,732             0.0%
#                 Super Retail Group, Ltd.                                            7,533      53,203             0.0%
                  Sydney Airport                                                     25,034     129,298             0.0%
                  Tabcorp Holdings, Ltd.                                             88,568     314,662             0.1%
                  Tassal Group, Ltd.                                                 10,781      35,993             0.0%
                  Tatts Group, Ltd.                                                 112,036     360,422             0.1%
                  Technology One, Ltd.                                               24,280      99,190             0.0%
*                 Ten Network Holdings, Ltd.                                          5,478       1,108             0.0%
                  Thorn Group, Ltd.                                                  17,790      17,108             0.0%
*                 Tiger Resources, Ltd.                                              41,785       1,533             0.0%
#                 TPG Telecom, Ltd.                                                  17,815      78,602             0.0%
                  Transurban Group                                                   48,318     441,428             0.1%
                  Treasury Wine Estates, Ltd.                                        26,621     239,013             0.1%
#                 Virtus Health, Ltd.                                                 2,176       9,487             0.0%
#                 Vocus Group, Ltd.                                                  42,519     107,189             0.0%
                  Webjet, Ltd.                                                        5,776      49,174             0.0%
#*                Western Areas, Ltd.                                                12,587      20,890             0.0%
#                 Westpac Banking Corp.                                              98,718   2,587,868             0.4%
                  Westpac Banking Corp. Sponsored ADR                                12,660     333,591             0.1%
#*                WorleyParsons, Ltd.                                                31,739     268,095             0.1%
                  WPP AUNZ, Ltd.                                                     25,450      22,196             0.0%
                                                                                            ----------- ---------------
TOTAL AUSTRALIA                                                                              33,496,572             5.3%
                                                                                            ----------- ---------------
AUSTRIA -- (0.5%)
                  Agrana Beteiligungs AG                                                 22       2,314             0.0%
                  ANDRITZ AG                                                          6,386     352,872             0.1%
                  Atrium European Real Estate, Ltd.                                   3,674      15,472             0.0%
                  BUWOG AG                                                            9,315     251,561             0.1%
#                 DO & CO AG                                                            463      31,248             0.0%
                  Erste Group Bank AG                                                11,036     395,131             0.1%
                  Flughafen Wien AG                                                     372      13,504             0.0%
#                 IMMOFINANZ AG                                                      61,164     127,146             0.0%
                  Kapsch TrafficCom AG                                                  369      18,085             0.0%
                  Lenzing AG                                                            425      79,233             0.0%
#                 Mayr Melnhof Karton AG                                                188      22,750             0.0%
                  Oesterreichische Post AG                                            3,015     127,897             0.0%
                  OMV AG                                                              9,523     438,640             0.1%
                  Palfinger AG                                                          699      28,527             0.0%
                  Porr Ag                                                               822      29,397             0.0%
*                 Raiffeisen Bank International AG                                    7,792     177,628             0.0%
#                 Rosenbauer International AG                                           124       7,219             0.0%
                  S IMMO AG                                                           2,929      38,282             0.0%
#                 Semperit AG Holding                                                   880      23,482             0.0%
                  Strabag SE                                                            904      36,970             0.0%
#                 Telekom Austria AG                                                 12,889      90,455             0.0%
                  UNIQA Insurance Group AG                                           13,869     115,732             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
AUSTRIA -- (Continued)
                  Vienna Insurance Group AG Wiener Versicherung Gruppe               4,188 $  108,639             0.0%
                  Voestalpine AG                                                     5,183    216,076             0.0%
                  Wienerberger AG                                                   12,254    286,894             0.1%
                  Zumtobel Group AG                                                  3,016     62,804             0.0%
                                                                                           ---------- ---------------
TOTAL AUSTRIA                                                                               3,097,958             0.5%
                                                                                           ---------- ---------------
BELGIUM -- (0.9%)
*                 Ablynx NV                                                            408      4,799             0.0%
                  Ageas                                                             17,524    717,535             0.1%
*                 AGFA-Gevaert NV                                                   23,139    117,464             0.0%
                  Atenor                                                               197     10,517             0.0%
                  Banque Nationale de Belgique                                           8     26,187             0.0%
                  Barco NV                                                             730     71,913             0.0%
                  Bekaert SA                                                         4,570    230,029             0.1%
                  bpost SA                                                           9,489    227,432             0.1%
                  Cie d'Entreprises CFE                                                624     90,942             0.0%
*                 Cie Immobiliere de Belgique SA                                        49      3,095             0.0%
                  Colruyt SA                                                         9,696    498,240             0.1%
                  D'ieteren SA                                                       2,070    100,995             0.0%
                  Deceuninck NV                                                      4,912     14,886             0.0%
                  Econocom Group SA                                                  4,010     64,484             0.0%
                  Elia System Operator SA                                              274     14,533             0.0%
                  Euronav NV                                                         2,543     20,186             0.0%
                  EVS Broadcast Equipment SA                                           693     27,911             0.0%
#*                Fagron                                                             3,574     47,170             0.0%
*                 Galapagos NV                                                         817     71,576             0.0%
                  Gimv NV                                                              541     33,012             0.0%
                  Ion Beam Applications                                              2,084    123,700             0.0%
                  KBC Group NV                                                      10,587    765,089             0.1%
                  Kinepolis Group NV                                                 1,425     82,280             0.0%
                  Lotus Bakeries                                                        11     27,670             0.0%
                  Melexis NV                                                         1,493    124,462             0.0%
#*                Nyrstar NV                                                         3,261     18,458             0.0%
                  Ontex Group NV                                                     6,905    230,386             0.1%
*                 Orange Belgium SA                                                  5,402    112,683             0.0%
#                 Proximus SADP                                                     20,546    628,377             0.1%
                  Recticel SA                                                        2,769     23,063             0.0%
                  Resilux                                                              110     18,545             0.0%
                  Sioen Industries NV                                                  344     11,460             0.0%
*                 Telenet Group Holding NV                                           4,733    287,581             0.1%
*                 Tessenderlo Chemie NV                                              3,875    159,046             0.0%
*                 ThromboGenics NV                                                   1,084      3,691             0.0%
                  UCB SA                                                             8,432    658,109             0.1%
                  Umicore SA                                                        13,828    810,143             0.1%
                  Van de Velde NV                                                      285     15,655             0.0%
                                                                                           ---------- ---------------
TOTAL BELGIUM                                                                               6,493,304             1.0%
                                                                                           ---------- ---------------
CANADA -- (7.1%)
*                 5N Plus, Inc.                                                      1,597      2,281             0.0%
                  Absolute Software Corp.                                            3,100     17,532             0.0%
                  Acadian Timber Corp.                                                 600      7,943             0.0%
                  Aecon Group, Inc.                                                  5,564     65,991             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
#*                Africa Oil Corp.                                                   13,871 $   21,542             0.0%
                  Ag Growth International, Inc.                                         500     20,303             0.0%
                  AGF Management, Ltd. Class B                                        4,402     21,993             0.0%
                  Agnico Eagle Mines, Ltd.(2009823)                                  12,298    587,850             0.1%
#                 Agnico Eagle Mines, Ltd.(008474108)                                 1,200     57,396             0.0%
                  Agrium, Inc.(008916108)                                             3,031    284,702             0.1%
                  Agrium, Inc.(2213538)                                               5,112    479,799             0.1%
                  AGT Food & Ingredients, Inc.                                        2,100     48,506             0.0%
                  Aimia, Inc.                                                        40,823    273,340             0.1%
#                 AirBoss of America Corp.                                              900      8,176             0.0%
*                 Alacer Gold Corp.                                                  24,051     38,057             0.0%
#                 Alamos Gold, Inc. Class A(011532108)                                3,328     23,831             0.0%
                  Alamos Gold, Inc. Class A(BZ3DNP6)                                 23,633    169,147             0.0%
#                 Alaris Royalty Corp.                                                2,089     33,316             0.0%
                  Algonquin Power & Utilities Corp.                                  17,100    161,974             0.0%
                  Alimentation Couche-Tard, Inc. Class B                             18,770    863,251             0.2%
                  AltaGas, Ltd.                                                       3,433     76,932             0.0%
                  Altus Group, Ltd.                                                   1,600     36,101             0.0%
#*                Amaya, Inc.                                                         2,683     47,663             0.0%
                  Andrew Peller, Ltd. Class A                                         4,800     38,399             0.0%
*                 Argonaut Gold, Inc.                                                 4,400      7,091             0.0%
*                 Asanko Gold, Inc.                                                  10,852     26,314             0.0%
*                 ATS Automation Tooling Systems, Inc.                                7,150     68,198             0.0%
*                 AuRico Metals, Inc.(05157J108)                                      1,541      1,238             0.0%
*                 AuRico Metals, Inc.(BYR52G5)                                        4,409      3,585             0.0%
#                 AutoCanada, Inc.                                                    2,455     42,228             0.0%
#*                Avigilon Corp.                                                      1,000     11,794             0.0%
*                 B2Gold Corp.                                                       60,760    152,673             0.0%
#                 Badger Daylighting, Ltd.                                            2,900     69,003             0.0%
#                 Bank of Montreal(2076009)                                          24,263  1,718,077             0.3%
                  Bank of Montreal(063671101)                                         1,698    120,303             0.0%
                  Bank of Nova Scotia (The)(064149107)                                6,491    361,094             0.1%
                  Bank of Nova Scotia (The)(2076281)                                 38,993  2,167,531             0.4%
                  Barrick Gold Corp.(2024644)                                         8,600    143,769             0.0%
                  Barrick Gold Corp.(067901108)                                      13,824    231,137             0.1%
                  BCE, Inc.(B188TH2)                                                  3,508    159,716             0.0%
#                 BCE, Inc.(05534B760)                                                5,779    263,349             0.1%
#                 Bird Construction, Inc.                                             1,100      7,680             0.0%
#                 Black Diamond Group, Ltd.                                           1,100      3,119             0.0%
*                 BlackBerry, Ltd.(09228F103)                                        23,242    217,080             0.1%
*                 BlackBerry, Ltd.(BCBHZ31)                                          12,674    118,379             0.0%
#*                Bombardier, Inc. Class A                                           19,100     30,783             0.0%
*                 Bombardier, Inc. Class B                                          179,696    277,762             0.1%
                  Boralex, Inc. Class A                                               2,700     41,319             0.0%
*                 BRP, Inc.                                                           1,887     44,609             0.0%
                  CAE, Inc.(2162760)                                                 46,008    702,734             0.1%
                  CAE, Inc.(124765108)                                                9,562    146,012             0.0%
#*                Calfrac Well Services, Ltd.                                         3,616      9,192             0.0%
                  Callidus Capital Corp.                                                900     11,320             0.0%
                  Cameco Corp.(2166160)                                              24,420    234,173             0.1%
                  Cameco Corp.(13321L108)                                            11,188    107,293             0.0%
*                 Canaccord Genuity Group, Inc.                                       6,570     24,498             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
CANADA -- (Continued)
                  Canadian Energy Services & Technology Corp.                       10,381 $ 49,051             0.0%
                  Canadian Imperial Bank of Commerce(2170525)                       10,229  826,158             0.1%
                  Canadian Imperial Bank of Commerce(136069101)                      4,702  380,063             0.1%
                  Canadian Tire Corp., Ltd. Class A                                  4,699  573,498             0.1%
                  Canadian Western Bank                                              4,282   84,163             0.0%
*                 Canfor Corp.                                                       8,714  130,865             0.0%
                  Canfor Pulp Products, Inc.                                         1,500   13,000             0.0%
                  CanWel Building Materials Group, Ltd.                              2,623   11,376             0.0%
*                 Canyon Services Group, Inc.                                       13,800   63,993             0.0%
*                 Capstone Mining Corp.                                             19,300   14,987             0.0%
                  Cascades, Inc.                                                     6,600   79,487             0.0%
                  CCL Industries, Inc. Class B                                       3,815  883,147             0.2%
*                 Celestica, Inc.(2263362)                                           4,122   58,733             0.0%
*                 Celestica, Inc.(15101Q108)                                         2,929   41,738             0.0%
                  Centerra Gold, Inc.                                               13,949   72,040             0.0%
*                 Cequence Energy, Ltd.                                              4,200      754             0.0%
*                 CGI Group, Inc. Class A(39945C109)                                 7,506  362,315             0.1%
*                 CGI Group, Inc. Class A(2159740)                                   2,600  125,481             0.0%
*                 China Gold International Resources Corp., Ltd.                    19,318   28,728             0.0%
                  CI Financial Corp.                                                26,200  512,465             0.1%
                  Cineplex, Inc.                                                     5,335  209,992             0.0%
                  Clearwater Seafoods, Inc.                                          1,100    8,526             0.0%
                  Cogeco Communications, Inc.                                        1,900  108,721             0.0%
                  Cogeco, Inc.                                                         829   41,503             0.0%
                  Colliers International Group, Inc.                                 4,381  214,517             0.1%
                  Computer Modelling Group, Ltd.                                     7,976   63,105             0.0%
#                 Concordia International Corp.                                      4,800    5,978             0.0%
                  Constellation Software, Inc.                                       1,435  656,323             0.1%
#*                Copper Mountain Mining Corp.                                      14,100    9,296             0.0%
                  Corus Entertainment, Inc. Class B                                 17,152  168,372             0.0%
                  Cott Corp.(22163N106)                                              3,900   51,363             0.0%
                  Cott Corp.(2228952)                                               11,072  145,675             0.0%
#*                Delphi Energy Corp.                                                4,200    4,123             0.0%
*                 Descartes Systems Group, Inc. (The)                                3,300   76,151             0.0%
*                 Detour Gold Corp.                                                  8,313  105,051             0.0%
                  DH Corp.                                                          10,479  194,910             0.0%
                  DHX Media, Ltd.                                                    3,721   15,674             0.0%
                  Dollarama, Inc.                                                    5,672  496,542             0.1%
                  Dominion Diamond Corp.                                             8,800  106,950             0.0%
                  Dorel Industries, Inc. Class B                                     4,128   99,189             0.0%
*                 Dundee Precious Metals, Inc.                                       3,100    6,200             0.0%
                  ECN Capital Corp.                                                 16,220   44,202             0.0%
                  Eldorado Gold Corp.                                               34,327  125,484             0.0%
                  Element Fleet Management Corp.                                    16,220  142,469             0.0%
                  Empire Co., Ltd. Class A                                          22,672  349,285             0.1%
#                 Enbridge Income Fund Holdings, Inc.                                7,400  181,605             0.0%
                  Enbridge, Inc.(2466149)                                           18,795  779,035             0.1%
                  Enbridge, Inc.(29250N105)                                         16,337  677,169             0.1%
*                 Endeavour Mining Corp.                                             4,628   76,357             0.0%
                  Enercare, Inc.                                                     9,700  154,057             0.0%
                  Enerflex, Ltd.                                                    12,647  178,256             0.0%
#*                Energy Fuels, Inc.                                                   205      358             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
CANADA -- (Continued)
                  Enghouse Systems, Ltd.                                             2,000 $ 87,689             0.0%
                  Ensign Energy Services, Inc.                                      17,344   96,437             0.0%
#                 Equitable Group, Inc.                                                600   16,039             0.0%
*                 Essential Energy Services Trust                                   12,100    5,407             0.0%
                  Evertz Technologies, Ltd.                                          3,500   43,332             0.0%
                  Exchange Income Corp.                                                400   10,271             0.0%
                  Exco Technologies, Ltd.                                            2,224   18,443             0.0%
#                 Extendicare, Inc.                                                  4,400   32,201             0.0%
                  Fairfax Financial Holdings, Ltd.                                   1,000  457,126             0.1%
                  Fiera Capital Corp.                                                1,000   10,432             0.0%
                  Finning International, Inc.                                       15,196  288,992             0.1%
                  First Capital Realty, Inc.                                        10,400  151,156             0.0%
#                 First National Financial Corp.                                       700   11,800             0.0%
                  First Quantum Minerals, Ltd.                                      48,428  461,556             0.1%
                  FirstService Corp.                                                 4,115  256,085             0.1%
#                 Gamehost, Inc.                                                       900    6,824             0.0%
#                 Genworth MI Canada, Inc.                                           4,891  121,464             0.0%
                  George Weston, Ltd.                                                3,100  278,399             0.1%
                  Gluskin Sheff + Associates, Inc.                                   1,900   23,634             0.0%
*                 GMP Capital, Inc.                                                  1,837    4,589             0.0%
                  goeasy, Ltd.                                                         500   11,637             0.0%
                  Goldcorp, Inc.(380956409)                                         13,015  181,689             0.0%
                  Goldcorp, Inc.(2676302)                                           15,040  209,561             0.0%
#*                Golden Star Resources, Ltd.                                        2,800    2,010             0.0%
*                 Gran Tierra Energy, Inc.                                           4,015   10,118             0.0%
                  Granite Oil Corp.                                                  1,300    4,914             0.0%
                  Great-West Lifeco, Inc.                                           11,500  309,351             0.1%
                  Guardian Capital Group, Ltd. Class A                                 950   18,853             0.0%
*                 Guyana Goldfields, Inc.                                            2,534   12,567             0.0%
*                 Heroux-Devtek, Inc.                                                2,177   19,202             0.0%
                  High Liner Foods, Inc.                                             1,530   21,184             0.0%
#                 Home Capital Group, Inc.                                           4,800   28,271             0.0%
                  Horizon North Logistics, Inc.                                      2,100    2,600             0.0%
                  HudBay Minerals, Inc.                                             11,516   68,756             0.0%
#                 Hudson's Bay Co.                                                   2,700   24,685             0.0%
*                 Husky Energy, Inc.                                                    81      935             0.0%
                  Hydro One, Ltd.                                                    7,600  133,844             0.0%
*                 IAMGOLD Corp.                                                     45,400  187,580             0.0%
                  IGM Financial, Inc.                                                7,600  228,326             0.1%
#*                Imperial Metals Corp.                                              2,300   10,227             0.0%
*                 Indigo Books & Music, Inc.                                         1,191   13,960             0.0%
                  Industrial Alliance Insurance & Financial Services, Inc.          14,802  624,481             0.1%
                  Innergex Renewable Energy, Inc.                                   13,771  140,631             0.0%
                  Intact Financial Corp.                                             4,400  301,413             0.1%
                  Inter Pipeline, Ltd.                                              19,999  407,437             0.1%
*                 Interfor Corp.                                                     4,942   72,987             0.0%
                  Intertape Polymer Group, Inc.                                      5,600   98,868             0.0%
*                 Ivanhoe Mines, Ltd. Class A                                       33,600  117,903             0.0%
                  Jean Coutu Group PJC, Inc. (The) Class A                           5,900   96,558             0.0%
                  Just Energy Group, Inc.                                            4,922   30,072             0.0%
#                 K-Bro Linen, Inc.                                                    600   17,340             0.0%
                  Keyera Corp.                                                       4,265  118,041             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
*                 Kinaxis, Inc.                                                         500 $   29,981             0.0%
*                 Kinross Gold Corp.(496902404)                                       7,386     25,777             0.0%
*                 Kinross Gold Corp.(B03Z841)                                       134,185    466,927             0.1%
*                 Kirkland Lake Gold, Ltd.                                            8,596     59,509             0.0%
*                 Klondex Mines, Ltd.                                                13,399     47,901             0.0%
*                 Knight Therapeutics, Inc.                                           5,982     46,496             0.0%
                  Labrador Iron Ore Royalty Corp.                                     5,500     71,437             0.0%
                  Laurentian Bank of Canada                                           3,444    140,883             0.0%
                  Leon's Furniture, Ltd.                                                536      6,663             0.0%
                  Linamar Corp.                                                       3,357    142,735             0.0%
#                 Liquor Stores N.A., Ltd.                                            2,065     15,218             0.0%
                  Loblaw Cos., Ltd.                                                   7,910    443,920             0.1%
                  Lucara Diamond Corp.                                               13,875     32,018             0.0%
                  Lundin Mining Corp.                                                53,400    284,790             0.1%
                  MacDonald Dettwiler & Associates, Ltd.                              3,543    174,937             0.0%
                  Magellan Aerospace Corp.                                            2,300     34,541             0.0%
                  Magna International, Inc.(559222401)                                2,799    116,914             0.0%
                  Magna International, Inc.(2554475)                                  8,200    342,525             0.1%
#*                Mainstreet Equity Corp.                                               540     14,593             0.0%
*                 Major Drilling Group International, Inc.                            9,800     54,347             0.0%
                  Mandalay Resources Corp.                                            2,500      1,044             0.0%
                  Manulife Financial Corp.                                           49,066    860,511             0.2%
#                 Medical Facilities Corp.                                            1,300     15,495             0.0%
*                 Merus Labs International, Inc.                                      6,924      5,377             0.0%
                  Metro, Inc.                                                        14,673    502,841             0.1%
*                 Mitel Networks Corp.                                                8,500     60,089             0.0%
                  Morguard Corp.                                                        253     35,769             0.0%
#                 Morneau Shepell, Inc.                                               8,101    119,582             0.0%
                  MTY Food Group, Inc.                                                1,200     41,212             0.0%
                  Mullen Group, Ltd.                                                 15,989    175,345             0.0%
                  National Bank of Canada                                            29,375  1,141,602             0.2%
                  Nevsun Resources, Ltd.                                              3,438      7,804             0.0%
                  New Flyer Industries, Inc.                                          3,678    137,011             0.0%
*                 New Gold, Inc.                                                     35,198     99,788             0.0%
#*                Newalta Corp.                                                       5,580      8,380             0.0%
                  Norbord, Inc.                                                       3,900    120,738             0.0%
#                 North American Energy Partners, Inc.                                1,900      9,025             0.0%
                  North West Co., Inc. (The)                                          4,605    108,627             0.0%
#                 Northern Blizzard Resources, Inc.                                   3,700      9,162             0.0%
                  OceanaGold Corp.                                                   54,709    178,349             0.0%
                  Open Text Corp.(683715106)                                          8,020    278,134             0.1%
                  Open Text Corp.(2260824)                                            5,600    194,167             0.0%
#                 Osisko Gold Royalties, Ltd.                                        12,800    136,341             0.0%
                  Pan American Silver Corp.(697900108)                                5,816     97,534             0.0%
                  Pan American Silver Corp.(2669272)                                  4,500     75,459             0.0%
                  Parkland Fuel Corp.                                                 7,500    163,181             0.0%
                  Pason Systems, Inc.                                                   100      1,485             0.0%
                  Pembina Pipeline Corp.(B4PPQG5)                                       500     15,940             0.0%
                  Pembina Pipeline Corp.(B4PT2P8)                                     3,500    111,534             0.0%
#*                PHX Energy Services Corp.                                           2,100      4,908             0.0%
#                 Pizza Pizza Royalty Corp.                                             856     11,143             0.0%
#*                Platinum Group Metals, Ltd.                                         3,900      4,686             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
CANADA -- (Continued)
#                 PrairieSky Royalty, Ltd.                                          13,800 $  300,758             0.1%
*                 Precision Drilling Corp.(B5YPLH9)                                 33,950    135,049             0.0%
*                 Precision Drilling Corp.(74022D308)                               12,221     48,517             0.0%
*                 Premier Gold Mines, Ltd.                                           6,700     13,547             0.0%
                  Premium Brands Holdings Corp.                                      2,300    143,960             0.0%
#*                Primero Mining Corp.                                               7,744      3,631             0.0%
                  Quebecor, Inc. Class B                                            12,209    372,696             0.1%
*                 Questerre Energy Corp. Class A                                     7,500      3,846             0.0%
                  Reitmans Canada, Ltd. Class A                                        700      2,810             0.0%
                  Restaurant Brands International, Inc.                              8,100    454,651             0.1%
                  Richelieu Hardware, Ltd.                                           2,553     56,819             0.0%
                  Ritchie Bros Auctioneers, Inc.(2345390)                            5,162    169,262             0.0%
                  Ritchie Bros Auctioneers, Inc.(767744105)                          4,100    134,316             0.0%
#*                RMP Energy, Inc.                                                   7,100      4,265             0.0%
                  Rogers Communications, Inc. Class B(2169051)                       3,000    137,555             0.0%
                  Rogers Communications, Inc. Class B(775109200)                    12,677    581,367             0.1%
                  Royal Bank of Canada(2754383)                                     31,679  2,169,178             0.4%
                  Royal Bank of Canada(780087102)                                   15,119  1,035,349             0.2%
                  Russel Metals, Inc.                                                5,800    111,237             0.0%
#*                Sandstorm Gold, Ltd.                                              11,400     39,502             0.0%
#                 Sandvine Corp.                                                    16,000     37,273             0.0%
                  Saputo, Inc.                                                       7,264    238,825             0.1%
*                 Savanna Energy Services Corp.                                      4,268      5,909             0.0%
*                 Sears Canada, Inc.                                                   100        103             0.0%
                  Secure Energy Services, Inc.                                      16,700    108,760             0.0%
*                 SEMAFO, Inc.                                                      33,500     77,059             0.0%
                  Shaw Communications, Inc. Class B(82028K200)                       7,734    164,038             0.0%
                  Shaw Communications, Inc. Class B(2801836)                        24,250    514,117             0.1%
                  ShawCor, Ltd.                                                      7,300    183,162             0.0%
#*                Sherritt International Corp.                                      15,914     10,492             0.0%
#                 Sienna Senior Living, Inc.                                         1,738     21,874             0.0%
#*                Sierra Wireless, Inc.(2418968)                                     1,500     37,955             0.0%
*                 Sierra Wireless, Inc.(826516106)                                     995     25,174             0.0%
*                 Silver Standard Resources, Inc.                                    4,994     51,511             0.0%
                  Silver Wheaton Corp.(828336107)                                   10,365    206,989             0.0%
                  Silver Wheaton Corp.(B058ZX6)                                     11,900    237,468             0.1%
                  SNC-Lavalin Group, Inc.                                           10,949    440,350             0.1%
*                 Spartan Energy Corp.                                               8,000     13,362             0.0%
                  Sprott, Inc.                                                       9,600     16,527             0.0%
                  Stantec, Inc.(2854238)                                             8,658    222,182             0.1%
                  Stantec, Inc.(85472N109)                                           2,509     64,230             0.0%
                  Stella-Jones, Inc.                                                 2,471     78,273             0.0%
                  Stuart Olson, Inc.                                                 1,000      3,941             0.0%
#                 Student Transportation, Inc.                                       2,312     13,736             0.0%
                  Sun Life Financial, Inc.(866796105)                                4,997    176,494             0.0%
                  Sun Life Financial, Inc.(2566124)                                 14,911    526,618             0.1%
#*                SunOpta, Inc.(2817510)                                             5,100     37,473             0.0%
*                 SunOpta, Inc.(8676EP108)                                           3,796     27,711             0.0%
                  Superior Plus Corp.                                               12,238    117,176             0.0%
                  Tahoe Resources, Inc.(873868103)                                   1,089      8,777             0.0%
                  Tahoe Resources, Inc.(B5B9KV1)                                    22,700    183,921             0.0%
*                 Taseko Mines, Ltd.                                                 5,100      5,716             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
CANADA -- (Continued)
                  TELUS Corp.                                                         4,708 $   156,652             0.0%
*                 Tembec, Inc.                                                          500       1,084             0.0%
#*                Teranga Gold Corp.                                                 21,700      10,492             0.0%
                  TFI International, Inc.                                             6,457     140,582             0.0%
*                 Theratechnologies, Inc.                                             2,700      13,074             0.0%
                  Thomson Reuters Corp.(2126067)                                      2,097      95,267             0.0%
                  Thomson Reuters Corp.(2889371)                                      6,229     283,055             0.1%
                  TMX Group, Ltd.                                                     1,626      91,863             0.0%
                  Toromont Industries, Ltd.                                           8,100     288,148             0.1%
                  Toronto-Dominion Bank (The)(2897222)                               32,240   1,516,996             0.3%
                  Toronto-Dominion Bank (The)(891160509)                             10,509     494,869             0.1%
#                 Torstar Corp. Class B                                               1,400       1,774             0.0%
                  Total Energy Services, Inc.                                         4,400      43,837             0.0%
                  TransAlta Renewables, Inc.                                         11,200     127,913             0.0%
                  Transcontinental, Inc. Class A                                      6,100     108,813             0.0%
*                 TransGlobe Energy Corp.                                             3,755       5,502             0.0%
#*                Trevali Mining Corp.                                               15,000      13,186             0.0%
#*                Trican Well Service, Ltd.                                          23,100      63,459             0.0%
*                 Trinidad Drilling, Ltd.                                            16,758      26,272             0.0%
#                 Uni-Select, Inc.                                                    3,819     101,193             0.0%
*                 Valeant Pharmaceuticals International, Inc.                         2,099      19,452             0.0%
                  Valener, Inc.                                                       4,200      67,228             0.0%
                  Veresen, Inc.                                                       6,400      71,405             0.0%
                  Wajax Corp.                                                         1,800      32,214             0.0%
                  West Fraser Timber Co., Ltd.                                        7,293     327,719             0.1%
*                 Western Energy Services Corp.                                       3,100       4,587             0.0%
                  Western Forest Products, Inc.                                      35,732      56,279             0.0%
                  WestJet Airlines, Ltd.                                              1,100      18,196             0.0%
                  Westshore Terminals Investment Corp.                                8,853     154,808             0.0%
                  Wi-LAN, Inc.                                                        9,000      18,065             0.0%
                  Winpak, Ltd.                                                        3,011     128,685             0.0%
                  WSP Global, Inc.                                                   11,445     416,952             0.1%
*                 Xtreme Drilling Corp.                                                 500         857             0.0%
                  Yamana Gold, Inc.(98462Y100)                                        1,399       3,777             0.0%
                  Yamana Gold, Inc.(2219279)                                         65,872     177,100             0.0%
#*                Yellow Pages, Ltd.                                                  2,947      16,235             0.0%
                                                                                            ----------- ---------------
TOTAL CANADA                                                                                 48,782,911             7.7%
                                                                                            ----------- ---------------
CHINA -- (0.0%)
#                 BEP International Holdings, Ltd.                                  330,000      16,520             0.0%
                                                                                            ----------- ---------------
DENMARK -- (2.0%)
                  ALK-Abello A.S.                                                       328      51,170             0.0%
#                 Alm Brand A.S.                                                      7,943      65,105             0.0%
                  Ambu A.S. Class B                                                   1,528      75,177             0.0%
*                 Bang & Olufsen A.S.                                                 3,097      46,288             0.0%
                  BankNordik P/F                                                        744      12,527             0.0%
#*                Bavarian Nordic A.S.                                                1,516      83,215             0.0%
                  Chr Hansen Holding A.S.                                            15,827   1,066,328             0.2%
                  Coloplast A.S. Class B                                              3,527     302,002             0.1%
                  Danske Bank A.S.                                                   22,775     828,065             0.1%
#                 FLSmidth & Co. A.S.                                                 5,451     327,698             0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------ ----------- ---------------
DENMARK -- (Continued)
*                 Genmab A.S.                                                          944 $   187,832             0.0%
                  GN Store Nord A.S.                                                12,906     335,466             0.1%
#                 H Lundbeck A.S.                                                    2,698     138,394             0.0%
                  IC Group A.S.                                                        435      10,489             0.0%
                  ISS A.S.                                                          15,588     646,594             0.1%
*                 Jeudan A.S.                                                          126      12,691             0.0%
                  Jyske Bank A.S.                                                    6,702     358,396             0.1%
                  Matas A.S.                                                         2,945      45,500             0.0%
*                 NKT Holding A.S.                                                   2,687     211,808             0.0%
                  Nordjyske Bank A.S.                                                  447       7,619             0.0%
                  Novo Nordisk A.S. Class B                                         70,271   2,736,132             0.4%
                  Novo Nordisk A.S. Sponsored ADR                                   14,665     567,242             0.1%
#                 Novozymes A.S. Class B                                            13,938     601,747             0.1%
                  Pandora A.S.                                                       6,922     747,785             0.1%
                  Per Aarsleff Holding A.S.                                          1,760      45,144             0.0%
                  Ringkjoebing Landbobank A.S.                                         242      58,361             0.0%
                  Royal Unibrew A.S.                                                 3,508     152,642             0.0%
                  Schouw & Co. AB                                                    1,372     141,225             0.0%
                  SimCorp A.S.                                                       3,615     226,486             0.0%
                  Solar A.S. Class B                                                   915      53,042             0.0%
                  Spar Nord Bank A.S.                                                5,069      57,459             0.0%
                  Sydbank A.S.                                                       8,026     291,942             0.1%
                  TDC A.S.                                                          90,957     487,936             0.1%
*                 TK Development A.S.                                                6,708      11,403             0.0%
*                 Topdanmark A.S.                                                    5,015     137,305             0.0%
                  Tryg A.S.                                                         13,908     266,850             0.1%
                  United International Enterprises                                     105      20,053             0.0%
                  Vestas Wind Systems A.S.                                          25,183   2,166,910             0.3%
*                 William Demant Holding A.S.                                       12,208     279,413             0.1%
#*                Zealand Pharma A.S.                                                  606      10,828             0.0%
                                                                                           ----------- ---------------
TOTAL DENMARK                                                                               13,872,269             2.2%
                                                                                           ----------- ---------------
FINLAND -- (1.5%)
                  Ahlstrom-Munksjo Oyj                                               1,090      20,634             0.0%
                  Aktia Bank Oyj                                                     1,151      11,331             0.0%
                  Alma Media Oyj                                                     1,118       6,725             0.0%
                  Amer Sports Oyj                                                   13,291     294,175             0.1%
                  Asiakastieto Group Oyj                                               569      11,142             0.0%
                  Atria Oyj                                                            677       8,043             0.0%
*                 BasWare Oyj                                                          341      13,191             0.0%
#                 Cargotec Oyj Class B                                               5,502     327,834             0.1%
#*                Caverion Corp.                                                     8,371      68,433             0.0%
                  Cramo Oyj                                                          4,669     121,231             0.0%
#                 Elisa Oyj                                                         15,164     515,681             0.1%
                  F-Secure Oyj                                                       5,286      19,666             0.0%
                  Fiskars Oyj Abp                                                    2,051      45,006             0.0%
                  HKScan Oyj Class A                                                 1,428       5,343             0.0%
#                 Huhtamaki Oyj                                                      6,069     235,249             0.1%
                  Kemira Oyj                                                         9,596     122,753             0.0%
                  Kesko Oyj Class A                                                    985      46,081             0.0%
                  Kesko Oyj Class B                                                  9,855     461,557             0.1%
                  Kone Oyj Class B                                                  20,430     935,130             0.2%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
FINLAND -- (Continued)
                  Konecranes Oyj                                                     3,636 $  152,484             0.0%
                  Lassila & Tikanoja Oyj                                             2,236     43,384             0.0%
                  Lemminkainen Oyj                                                      71      1,385             0.0%
#                 Metsa Board Oyj                                                   15,946    113,121             0.0%
                  Metso Oyj                                                         13,407    480,158             0.1%
                  Neste Oyj                                                         18,476    752,882             0.1%
#                 Nokia Oyj(5902941)                                                47,503    271,567             0.1%
                  Nokia Oyj(5946455)                                                 4,241     24,223             0.0%
#                 Nokia Oyj Sponsored ADR                                           20,507    117,505             0.0%
                  Nokian Renkaat Oyj                                                 2,617    112,481             0.0%
                  Olvi Oyj Class A                                                     837     25,856             0.0%
                  Oriola Oyj Class B                                                15,012     63,243             0.0%
                  Orion Oyj Class A                                                    822     46,873             0.0%
                  Orion Oyj Class B                                                  9,051    518,709             0.1%
#                 Outokumpu Oyj                                                     23,857    228,454             0.0%
*                 Outotec Oyj                                                       19,728    146,386             0.0%
                  Ponsse Oy                                                            919     23,244             0.0%
*                 Poyry Oyj                                                            706      2,582             0.0%
                  Raisio Oyj Class V                                                 7,663     29,067             0.0%
                  Ramirent Oyj                                                       7,252     68,956             0.0%
#                 Sampo Oyj Class A                                                 24,038  1,150,401             0.2%
                  Sanoma Oyj                                                         9,010     79,477             0.0%
#                 SRV Group OYJ                                                      3,096     16,267             0.0%
#*                Stockmann Oyj Abp Class B                                          2,314     19,889             0.0%
                  Teleste Oyj                                                        1,086     10,267             0.0%
                  Tieto Oyj                                                          4,429    138,876             0.0%
                  Tikkurila Oyj                                                      1,578     31,247             0.0%
                  UPM-Kymmene Oyj                                                   21,261    560,157             0.1%
                  Uponor Oyj                                                         4,752     89,987             0.0%
                  Vaisala Oyj Class A                                                  466     22,341             0.0%
                  Valmet Oyj                                                        11,352    206,776             0.0%
                  Wartsila Oyj Abp                                                  17,177  1,044,610             0.2%
                  YIT Oyj                                                            8,109     64,140             0.0%
                                                                                           ---------- ---------------
TOTAL FINLAND                                                                               9,926,200             1.6%
                                                                                           ---------- ---------------
FRANCE -- (8.1%)
                  ABC Arbitrage                                                      2,990     21,153             0.0%
                  Aeroports de Paris                                                 1,472    196,358             0.0%
#                 Airbus SE                                                         25,743  2,082,418             0.3%
                  Akka Technologies                                                    800     37,382             0.0%
                  Albioma SA                                                         2,882     55,428             0.0%
*                 Alstom SA                                                         11,614    368,632             0.1%
                  Altamir                                                            1,314     22,061             0.0%
                  Alten SA                                                           3,484    295,246             0.1%
                  Altran Technologies SA                                            19,983    335,291             0.1%
                  Amundi SA                                                            801     52,711             0.0%
                  April SA                                                             564      7,338             0.0%
                  Arkema SA                                                          4,099    434,014             0.1%
                  Assystem                                                           1,021     37,303             0.0%
                  Atos SE                                                           11,487  1,504,627             0.2%
#                 AXA SA                                                            59,539  1,588,508             0.3%
                  AXA SA Sponsored ADR                                               2,900     77,175             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
FRANCE -- (Continued)
                  Axway Software SA                                                    559 $   19,658             0.0%
                  Beneteau SA                                                        1,571     22,274             0.0%
                  BioMerieux                                                           347     69,391             0.0%
                  BNP Paribas SA                                                    33,796  2,385,226             0.4%
                  Boiron SA                                                            638     60,677             0.0%
                  Bollore SA                                                        41,549    169,060             0.0%
                  Bonduelle SCA                                                      1,054     36,539             0.0%
                  Bouygues SA                                                       12,419    522,019             0.1%
                  Bureau Veritas SA                                                 26,933    624,047             0.1%
#                 Capgemini SA                                                       5,698    570,495             0.1%
                  Carrefour SA                                                      43,431  1,022,853             0.2%
#                 Casino Guichard Perrachon SA                                       4,484    270,047             0.1%
*                 Cegedim SA                                                           320      8,905             0.0%
#*                CGG SA                                                             1,703     12,185             0.0%
*                 CGG SA Sponsored ADR                                                 174      1,228             0.0%
                  Chargeurs SA                                                       2,333     58,212             0.0%
                  Christian Dior SE                                                  2,934    804,692             0.1%
                  Cie des Alpes                                                        550     14,015             0.0%
                  Cie Plastic Omnium SA                                              3,807    148,994             0.0%
                  CNP Assurances                                                    14,629    305,582             0.1%
*                 Coface SA                                                          4,873     38,115             0.0%
                  Credit Agricole SA                                                51,008    758,684             0.1%
                  Danone SA                                                         16,616  1,162,886             0.2%
                  Dassault Aviation SA                                                  89    121,622             0.0%
                  Dassault Systemes SE                                               8,093    722,064             0.1%
                  Dassault Systemes SE Sponsored ADR                                 1,000     89,470             0.0%
                  Derichebourg SA                                                    6,774     32,449             0.0%
                  Devoteam SA                                                          372     25,049             0.0%
                  Edenred                                                           26,240    672,181             0.1%
                  Eiffage SA                                                         6,882    582,939             0.1%
                  Electricite de France SA                                          13,948    116,434             0.0%
                  Elior Group                                                       10,362    258,521             0.1%
                  Essilor International SA                                           5,338    691,767             0.1%
*                 Esso SA Francaise                                                    299     12,753             0.0%
                  Euler Hermes Group                                                   742     72,490             0.0%
                  Eurofins Scientific SE                                               741    364,962             0.1%
                  Euronext NV                                                          404     19,819             0.0%
                  Eutelsat Communications SA                                        12,607    298,275             0.1%
#                 Exel Industries Class A                                              192     18,302             0.0%
                  Faurecia                                                           8,095    395,628             0.1%
                  Gaztransport Et Technigaz SA                                         327     12,206             0.0%
                  GL Events                                                            729     17,876             0.0%
                  Groupe Crit                                                          565     47,439             0.0%
                  Groupe Eurotunnel SE                                              19,580    215,100             0.0%
*                 Groupe Fnac SA                                                     1,456    102,289             0.0%
#                 Guerbet                                                              573     48,986             0.0%
                  Haulotte Group SA                                                    105      1,556             0.0%
                  Havas SA                                                          10,390     96,094             0.0%
                  Hermes International                                               1,172    560,298             0.1%
*                 ID Logistics Group                                                   200     30,316             0.0%
                  Iliad SA                                                           2,164    525,254             0.1%
                  Imerys SA                                                          1,188    102,205             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
FRANCE -- (Continued)
                  Ingenico Group SA                                                   7,279 $  659,091             0.1%
                  Interparfums SA                                                       562     19,285             0.0%
                  Ipsen SA                                                            3,249    378,258             0.1%
                  IPSOS                                                               2,411     77,331             0.0%
                  Jacquet Metal Service                                               1,384     37,149             0.0%
                  JCDecaux SA                                                         3,132    110,558             0.0%
#                 Kering                                                                804    249,206             0.0%
                  Korian SA                                                           2,758     88,872             0.0%
#                 L'Oreal SA                                                         12,713  2,531,788             0.4%
                  Lagardere SCA                                                      13,216    404,547             0.1%
                  Le Noble Age                                                          374     19,827             0.0%
                  Lectra                                                              2,106     54,696             0.0%
                  Legrand SA                                                         11,693    756,899             0.1%
                  Linedata Services                                                     313     16,368             0.0%
                  LISI                                                                1,050     41,180             0.0%
                  LVMH Moet Hennessy Louis Vuitton SE                                12,388  3,058,210             0.5%
                  Maisons France Confort SA                                             226     13,536             0.0%
                  Manitou BF SA                                                         582     18,387             0.0%
                  Mersen SA                                                             738     21,305             0.0%
                  Metropole Television SA                                             8,229    187,328             0.0%
                  MGI Coutier                                                         1,450     53,425             0.0%
                  Natixis SA                                                         55,984    389,603             0.1%
                  Neopost SA                                                          3,375    136,860             0.0%
*                 Nexans SA                                                           2,304    128,084             0.0%
                  Nexity SA                                                           3,660    198,990             0.0%
*                 NRJ Group                                                             962     11,059             0.0%
                  Oeneo SA                                                            3,099     28,350             0.0%
                  Orange SA                                                         100,180  1,550,520             0.3%
#                 Orange SA Sponsored ADR                                             5,900     91,450             0.0%
                  Orpea                                                               2,397    244,831             0.0%
                  Pernod Ricard SA                                                    1,859    232,657             0.0%
*                 Peugeot SA                                                         64,904  1,360,752             0.2%
                  Publicis Groupe SA                                                 11,375    821,230             0.1%
#                 Rallye SA                                                           2,863     62,556             0.0%
                  Remy Cointreau SA                                                   1,575    158,881             0.0%
                  Renault SA                                                         10,832  1,010,096             0.2%
                  Rexel SA                                                           48,376    863,915             0.1%
                  Rubis SCA                                                           3,681    373,959             0.1%
                  Safran SA                                                          14,178  1,173,865             0.2%
                  Samse SA                                                                4        607             0.0%
                  Sanofi                                                             26,740  2,526,764             0.4%
                  Sartorius Stedim Biotech                                            2,358    158,170             0.0%
                  Savencia SA                                                           419     36,981             0.0%
                  Schneider Electric SE(B11BPS1)                                        278     22,035             0.0%
                  Schneider Electric SE(4834108)                                     12,233    968,923             0.2%
#                 SCOR SE                                                            19,632    776,582             0.1%
                  SEB SA                                                              1,533    246,865             0.0%
*                 Sequana SA                                                            986      1,600             0.0%
                  SES SA                                                             43,700    955,134             0.2%
*                 SFR Group SA                                                        9,724    318,356             0.1%
                  Societe BIC SA                                                      2,044    229,700             0.0%
                  Societe Generale SA                                                28,210  1,546,829             0.3%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------ ----------- ---------------
FRANCE -- (Continued)
                  Sodexo SA                                                          5,730 $   728,235             0.1%
#*                SOITEC                                                             1,407      59,738             0.0%
#*                Solocal Group                                                     33,040      39,113             0.0%
                  Somfy SA                                                              72      34,819             0.0%
                  Sopra Steria Group                                                 2,124     318,450             0.1%
                  SPIE SA                                                            2,028      56,206             0.0%
*                 Stallergenes Greer P.L.C.                                            162       6,064             0.0%
*                 Ste Industrielle d'Aviation Latecoere SA                           7,936      31,288             0.0%
                  Stef SA                                                              339      30,455             0.0%
                  Suez                                                              25,289     415,417             0.1%
                  Synergie SA                                                        1,254      52,382             0.0%
                  Tarkett SA                                                         1,497      70,337             0.0%
                  Technicolor SA                                                    28,227     143,329             0.0%
                  Teleperformance                                                    5,627     707,589             0.1%
#                 Television Francaise 1                                            10,798     132,135             0.0%
                  Tessi SA                                                              91      14,489             0.0%
                  Thales SA                                                          6,595     693,177             0.1%
                  Thermador Groupe                                                     126      12,683             0.0%
                  Total Gabon                                                           24       4,100             0.0%
                  Trigano SA                                                         1,235     130,579             0.0%
*                 Ubisoft Entertainment SA                                           9,099     431,041             0.1%
#                 Valeo SA                                                           7,089     510,125             0.1%
#*                Vallourec SA                                                      40,653     260,034             0.1%
#*                Valneva SE                                                           115         344             0.0%
                  Vetoquinol SA                                                        192      10,546             0.0%
                  VIEL & Cie SA                                                        300       1,862             0.0%
                  Vilmorin & Cie SA                                                    756      54,652             0.0%
#                 Vinci SA                                                          16,138   1,375,579             0.2%
*                 Virbac SA                                                            170      26,765             0.0%
#                 Vivendi SA                                                        41,220     817,600             0.1%
*                 Worldline SA                                                       4,380     145,299             0.0%
                  Zodiac Aerospace                                                   8,838     214,547             0.0%
                                                                                           ----------- ---------------
TOTAL FRANCE                                                                                55,408,202             8.7%
                                                                                           ----------- ---------------
GERMANY -- (6.6%)
                  Aareal Bank AG                                                     6,713     270,002             0.1%
                  Adidas AG                                                          7,418   1,487,224             0.2%
*                 ADLER Real Estate AG                                               2,395      37,585             0.0%
*                 ADVA Optical Networking SE                                         3,656      40,182             0.0%
#*                AIXTRON SE                                                         8,041      44,086             0.0%
                  Allianz SE                                                        13,274   2,527,072             0.4%
                  Allianz SE Sponsored ADR                                          10,000     190,090             0.0%
                  Amadeus Fire AG                                                      580      49,627             0.0%
#                 Aurubis AG                                                         5,308     370,952             0.1%
#                 Axel Springer SE                                                   4,716     264,601             0.1%
                  BASF SE                                                           35,121   3,421,450             0.6%
                  Bauer AG                                                           1,372      24,129             0.0%
                  Bayerische Motoren Werke AG                                       16,210   1,548,732             0.3%
                  BayWa AG                                                           1,657      60,314             0.0%
                  Bechtle AG                                                           976     111,982             0.0%
                  Beiersdorf AG                                                      3,965     394,324             0.1%
#                 Bertrandt AG                                                         737      76,972             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
GERMANY -- (Continued)
                  Bijou Brigitte AG                                                    249 $   15,378             0.0%
#*                Bilfinger SE                                                       3,984    172,961             0.0%
                  Biotest AG                                                           333     10,169             0.0%
                  Borussia Dortmund GmbH & Co. KGaA                                  5,615     36,169             0.0%
                  Brenntag AG                                                       15,638    927,048             0.2%
                  CANCOM SE                                                          1,080     63,909             0.0%
                  Carl Zeiss Meditec AG                                              1,463     66,506             0.0%
                  CENTROTEC Sustainable AG                                             845     17,758             0.0%
                  Cewe Stiftung & Co. KGAA                                             719     65,469             0.0%
                  Comdirect Bank AG                                                  2,270     23,669             0.0%
*                 Commerzbank AG                                                    40,110    393,216             0.1%
                  CompuGroup Medical SE                                              1,828     89,996             0.0%
*                 Constantin Medien AG                                               3,713      8,455             0.0%
                  Continental AG                                                     2,398    537,145             0.1%
                  Covestro AG                                                          222     17,301             0.0%
                  CropEnergies AG                                                    1,674     16,456             0.0%
                  CTS Eventim AG & Co. KGaA                                          4,207    161,927             0.0%
                  Daimler AG                                                        40,980  3,053,595             0.5%
#                 Delticom AG                                                           86      1,603             0.0%
*                 Deutsche Bank AG(D18190898)                                       30,192    545,569             0.1%
*                 Deutsche Bank AG(5750355)                                         28,276    508,425             0.1%
                  Deutsche Beteiligungs AG                                             919     34,967             0.0%
                  Deutsche Boerse AG                                                 6,480    634,258             0.1%
                  Deutsche EuroShop AG                                               3,583    145,464             0.0%
                  Deutsche Post AG                                                  21,512    773,223             0.1%
                  Deutsche Telekom AG                                               78,329  1,373,953             0.2%
                  Deutsche Telekom AG Sponsored ADR                                  6,013    105,516             0.0%
                  Deutsche Wohnen AG                                                13,992    478,448             0.1%
                  Deutz AG                                                           8,957     69,719             0.0%
*                 Dialog Semiconductor P.L.C.                                       11,728    548,764             0.1%
                  DIC Asset AG                                                       5,521     56,658             0.0%
                  Diebold Nixdorf AG                                                   144     11,002             0.0%
                  DMG Mori AG                                                        2,478    135,026             0.0%
                  Draegerwerk AG & Co. KGaA                                            120      9,417             0.0%
#                 Drillisch AG                                                       3,292    176,439             0.0%
#                 Duerr AG                                                           2,994    298,353             0.1%
                  E.ON SE                                                           53,036    413,436             0.1%
                  Elmos Semiconductor AG                                             1,078     28,650             0.0%
#                 ElringKlinger AG                                                   1,506     30,064             0.0%
                  Evonik Industries AG                                               2,910     97,165             0.0%
*                 Evotec AG                                                          6,271     73,231             0.0%
#                 Fielmann AG                                                        1,324    101,218             0.0%
                  Fraport AG Frankfurt Airport Services Worldwide                    1,504    118,325             0.0%
                  Freenet AG                                                         9,836    308,686             0.1%
                  Fresenius Medical Care AG & Co. KGaA                               6,235    553,476             0.1%
                  Fresenius Medical Care AG & Co. KGaA ADR                           6,891    306,236             0.1%
                  Fresenius SE & Co. KGaA                                           13,436  1,090,066             0.2%
                  Fuchs Petrolub SE                                                  2,630    118,750             0.0%
#                 GEA Group AG                                                       6,071    258,093             0.1%
#                 Gerry Weber International AG                                       3,580     52,465             0.0%
                  Gesco AG                                                             633     17,168             0.0%
#                 GFT Technologies SE                                                1,964     40,070             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
GERMANY -- (Continued)
                  Grammer AG                                                         1,340 $   82,220             0.0%
*                 H&R GmbH & Co. KGaA                                                   95      1,432             0.0%
                  Hamburger Hafen und Logistik AG                                    1,224     23,198             0.0%
                  Hannover Rueck SE                                                  1,243    149,115             0.0%
*                 Heidelberger Druckmaschinen AG                                    26,763     74,700             0.0%
                  Hella KGaA Hueck & Co.                                             2,600    128,704             0.0%
                  Henkel AG & Co. KGaA                                               1,245    145,230             0.0%
                  Hochtief AG                                                          983    177,031             0.0%
                  Hornbach Baumarkt AG                                                 666     21,762             0.0%
#                 Hugo Boss AG                                                       6,754    513,596             0.1%
                  Indus Holding AG                                                   1,416     94,654             0.0%
                  Isra Vision AG                                                        86     12,600             0.0%
                  Jenoptik AG                                                        3,400     91,486             0.0%
#                 K+S AG                                                            18,741    447,128             0.1%
                  KION Group AG                                                      7,066    478,689             0.1%
*                 Kloeckner & Co. SE                                                 4,340     47,945             0.0%
*                 Koenig & Bauer AG                                                  1,330     92,039             0.0%
*                 Kontron AG                                                         4,419     15,584             0.0%
#                 Krones AG                                                          1,520    180,471             0.0%
                  KWS Saat SE                                                          209     74,334             0.0%
                  Lanxess AG                                                         4,081    294,674             0.1%
                  LEG Immobilien AG                                                  2,980    256,018             0.1%
                  Leoni AG                                                           3,481    189,110             0.0%
*                 LPKF Laser & Electronics AG                                        1,858     19,424             0.0%
                  MAN SE                                                             1,002    105,276             0.0%
#*                Manz AG                                                              207      8,793             0.0%
                  Merck KGaA                                                         3,946    463,543             0.1%
                  Metro AG                                                          15,422    507,528             0.1%
                  MLP AG                                                             7,307     46,092             0.0%
                  MTU Aero Engines AG                                                4,890    701,391             0.1%
                  Muenchener Rueckversicherungs-Gesellschaft AG                      4,560    874,240             0.2%
                  Nemetschek SE                                                      1,469    100,751             0.0%
*                 Nordex SE                                                          6,250     94,188             0.0%
                  Norma Group SE                                                     3,110    166,757             0.0%
#                 OHB SE                                                               453     10,904             0.0%
                  Osram Licht AG                                                     4,737    317,349             0.1%
                  Pfeiffer Vacuum Technology AG                                        466     60,501             0.0%
#                 PNE Wind AG                                                        7,350     20,493             0.0%
                  ProSiebenSat.1 Media SE                                           32,661  1,386,447             0.2%
                  Puma SE                                                              147     57,373             0.0%
                  QIAGEN NV(BYXS699)                                                11,715    350,943             0.1%
                  QIAGEN NV(N72482123)                                               2,224     66,926             0.0%
#                 QSC AG                                                             4,612      8,173             0.0%
                  R Stahl AG                                                           392     12,465             0.0%
#                 Rational AG                                                          307    154,300             0.0%
                  Rheinmetall AG                                                     3,318    304,558             0.1%
#                 RHOEN-KLINIKUM AG                                                  1,110     31,726             0.0%
#                 RIB Software SE                                                    2,262     33,150             0.0%
                  RTL Group SA                                                       2,407    186,554             0.0%
                  S&T AG                                                             1,661     23,493             0.0%
                  SAF-Holland SA                                                     3,010     51,964             0.0%
                  Salzgitter AG                                                      1,212     41,486             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
GERMANY -- (Continued)
                  SAP SE                                                              8,509 $   852,312             0.1%
                  SAP SE Sponsored ADR                                               13,319   1,334,297             0.2%
#                 Schaltbau Holding AG                                                  344      13,454             0.0%
                  SHW AG                                                                515      18,072             0.0%
                  Siemens AG                                                         11,673   1,674,409             0.3%
                  Siemens AG Sponsored ADR                                            5,574     399,706             0.1%
*                 Siltronic AG                                                          854      61,393             0.0%
#                 Sixt Leasing SE                                                       557      12,014             0.0%
#                 Sixt SE                                                             1,636      90,526             0.0%
#                 SMA Solar Technology AG                                               500      12,938             0.0%
                  Software AG                                                         3,924     172,649             0.0%
                  Stabilus SA                                                           619      44,823             0.0%
                  Stada Arzneimittel AG                                               6,073     430,334             0.1%
#                 Stroeer SE & Co. KGaA                                               2,870     165,963             0.0%
*                 Suess MicroTec AG                                                   1,680      18,896             0.0%
                  Symrise AG                                                         13,068     914,870             0.2%
                  TAG Immobilien AG                                                  11,628     165,557             0.0%
                  Takkt AG                                                            3,790      90,071             0.0%
*                 Talanx AG                                                           4,094     147,579             0.0%
#                 Telefonica Deutschland Holding AG                                  24,812     120,307             0.0%
#                 ThyssenKrupp AG                                                     5,155     122,846             0.0%
                  TLG Immobilien AG                                                   5,298     107,205             0.0%
*                 Uniper SE                                                           9,257     151,927             0.0%
#                 United Internet AG                                                 11,451     527,046             0.1%
                  VERBIO Vereinigte BioEnergie AG                                     3,351      33,085             0.0%
                  Vonovia SE                                                         15,954     577,609             0.1%
*                 Vossloh AG                                                            778      52,199             0.0%
#                 VTG AG                                                                604      19,924             0.0%
#                 Wacker Chemie AG                                                    1,909     202,059             0.0%
                  Wacker Neuson SE                                                    2,754      69,577             0.0%
                  Washtec AG                                                            816      61,083             0.0%
#                 Wirecard AG                                                         3,353     198,264             0.0%
                  XING AG                                                               154      36,027             0.0%
*                 Zalando SE                                                          3,321     146,497             0.0%
                  Zeal Network SE                                                       920      27,042             0.0%
                                                                                            ----------- ---------------
TOTAL GERMANY                                                                                44,981,422             7.1%
                                                                                            ----------- ---------------
HONG KONG -- (2.0%)
                  Agritrade Resources, Ltd.                                         120,000      22,042             0.0%
                  AIA Group, Ltd.                                                   269,800   1,867,403             0.3%
                  Allied Properties HK, Ltd.                                         94,000      22,226             0.0%
                  APT Satellite Holdings, Ltd.                                       29,250      15,851             0.0%
*                 Asia Satellite Telecommunications Holdings, Ltd.                    3,000       3,606             0.0%
                  ASM Pacific Technology, Ltd.                                       17,300     257,447             0.1%
#                 Associated International Hotels, Ltd.                               4,000      12,007             0.0%
#                 Bank of East Asia, Ltd. (The)                                      52,994     219,144             0.1%
                  BOC Hong Kong Holdings, Ltd.                                      139,000     571,226             0.1%
                  Bright Smart Securities & Commodities Group, Ltd.                  72,000      21,247             0.0%
                  Cafe de Coral Holdings, Ltd.                                        4,000      13,006             0.0%
                  Cheung Kong Property Holdings, Ltd.                                73,500     526,202             0.1%
                  Chow Sang Sang Holdings International, Ltd.                        24,000      61,340             0.0%
                  Chow Tai Fook Jewellery Group, Ltd.                                54,000      59,344             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
HONG KONG -- (Continued)
                  CITIC Telecom International Holdings, Ltd.                          119,000 $ 36,693             0.0%
#                 CK Hutchison Holdings, Ltd.                                          41,204  514,526             0.1%
                  CK Life Sciences International Holdings, Inc.                       286,000   24,244             0.0%
                  Convenience Retail Asia, Ltd.                                        66,000   37,716             0.0%
*                 Convoy Global Holdings, Ltd.                                        528,000   13,767             0.0%
                  CSI Properties, Ltd.                                                600,000   31,604             0.0%
                  CW Group Holdings, Ltd.                                              85,500   17,239             0.0%
                  Dah Sing Banking Group, Ltd.                                         33,200   66,710             0.0%
#                 Dah Sing Financial Holdings, Ltd.                                    13,600  103,100             0.0%
                  Dickson Concepts International, Ltd.                                  6,500    2,323             0.0%
                  Emperor International Holdings, Ltd.                                106,000   32,704             0.0%
*                 Esprit Holdings, Ltd.                                               124,300   96,438             0.0%
#                 Fairwood Holdings, Ltd.                                               4,500   17,436             0.0%
                  Far East Consortium International, Ltd.                              64,000   30,512             0.0%
*                 Freeman FinTech Corp., Ltd.                                         240,000   15,256             0.0%
                  G-Resources Group, Ltd.                                           1,295,400   22,982             0.0%
                  Galaxy Entertainment Group, Ltd.                                     49,000  272,217             0.1%
*                 Genting Hong Kong, Ltd.                                              96,000   28,515             0.0%
                  Giordano International, Ltd.                                        130,000   69,783             0.0%
*                 Global Brands Group Holding, Ltd.                                   509,360   60,132             0.0%
                  Glorious Sun Enterprises, Ltd.                                       21,000    2,727             0.0%
#                 Great Eagle Holdings, Ltd.                                            2,000    9,919             0.0%
#                 Guotai Junan International Holdings, Ltd.                           152,000   47,612             0.0%
                  Haitong International Securities Group, Ltd.                        135,604   73,442             0.0%
                  Hang Lung Group, Ltd.                                                33,000  137,607             0.0%
                  Hang Lung Properties, Ltd.                                            5,000   13,101             0.0%
                  Hang Seng Bank, Ltd.                                                 23,800  482,090             0.1%
                  Hanison Construction Holdings, Ltd.                                  17,806    3,152             0.0%
                  Harbour Centre Development, Ltd.                                      2,000    3,646             0.0%
                  Henderson Land Development Co., Ltd.                                 40,000  253,218             0.1%
                  HKBN, Ltd.                                                           18,500   19,967             0.0%
*                 HKR International, Ltd.                                              48,800   26,337             0.0%
                  HKT Trust & HKT, Ltd.                                               226,000  288,630             0.1%
                  Hong Kong Aircraft Engineering Co., Ltd.                              2,800   18,702             0.0%
#                 Hong Kong Exchanges & Clearing, Ltd.                                 22,943  564,261             0.1%
                  Hongkong & Shanghai Hotels, Ltd. (The)                               18,500   21,697             0.0%
                  Hongkong Chinese, Ltd.                                               58,000   10,877             0.0%
*                 Hsin Chong Group Holdings, Ltd.                                     110,000    4,950             0.0%
                  Hutchison Telecommunications Hong Kong Holdings, Ltd.               132,000   39,010             0.0%
                  Hysan Development Co., Ltd.                                          18,000   84,890             0.0%
#                 IGG, Inc.                                                            52,000   78,902             0.0%
                  Johnson Electric Holdings, Ltd.                                      34,500  106,093             0.0%
                  Kerry Logistics Network, Ltd.                                        32,000   45,051             0.0%
                  Kerry Properties, Ltd.                                               47,500  177,569             0.0%
#                 Kingston Financial Group, Ltd.                                      292,000  100,866             0.0%
                  Kowloon Development Co., Ltd.                                        33,000   36,504             0.0%
                  L'Occitane International SA                                          20,500   43,121             0.0%
                  Lai Sun Development Co., Ltd.                                       780,000   21,943             0.0%
#                 Li & Fung, Ltd.                                                   1,061,360  444,430             0.1%
                  Lifestyle International Holdings, Ltd.                               21,000   29,962             0.0%
                  Liu Chong Hing Investment, Ltd.                                      14,000   22,096             0.0%
                  Luk Fook Holdings International, Ltd.                                37,000  135,190             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
HONG KONG -- (Continued)
*                 Macau Legend Development, Ltd.                                       72,000 $    13,126             0.0%
                  Man Wah Holdings, Ltd.                                              114,800      95,064             0.0%
                  Melco International Development, Ltd.                                24,000      49,274             0.0%
                  Melco Resorts & Entertainment, Ltd. ADR                               1,858      40,783             0.0%
                  MGM China Holdings, Ltd.                                             40,800      92,811             0.0%
#*                Midland Holdings, Ltd.                                               18,000       4,761             0.0%
*                 Midland IC&I, Ltd.                                                   90,000         532             0.0%
                  MTR Corp., Ltd.                                                      14,000      80,544             0.0%
                  NagaCorp, Ltd.                                                       66,000      36,644             0.0%
                  New World Development Co., Ltd.                                      25,759      32,032             0.0%
#                 Newocean Energy Holdings, Ltd.                                      120,000      36,219             0.0%
                  NWS Holdings, Ltd.                                                   70,442     132,286             0.0%
#                 Pacific Textiles Holdings, Ltd.                                      61,000      67,674             0.0%
                  PCCW, Ltd.                                                          404,000     228,088             0.1%
                  Pico Far East Holdings, Ltd.                                         40,000      16,188             0.0%
                  Playmates Toys, Ltd.                                                 56,000       9,993             0.0%
                  Power Assets Holdings, Ltd.                                          48,000     431,717             0.1%
                  Public Financial Holdings, Ltd.                                       6,000       2,776             0.0%
                  Regal Hotels International Holdings, Ltd.                            26,000      17,201             0.0%
                  SA SA International Holdings, Ltd.                                  105,000      44,931             0.0%
                  Samsonite International SA                                           90,600     349,022             0.1%
                  SEA Holdings, Ltd.                                                   10,000      25,115             0.0%
#                 Shenwan Hongyuan HK, Ltd.                                            20,000       7,700             0.0%
*                 Singamas Container Holdings, Ltd.                                    96,000      16,411             0.0%
                  Sino Land Co., Ltd.                                                  50,000      84,613             0.0%
                  Sitoy Group Holdings, Ltd.                                           15,000       3,064             0.0%
                  SJM Holdings, Ltd.                                                  105,000     101,791             0.0%
                  SmarTone Telecommunications Holdings, Ltd.                           17,500      24,508             0.0%
                  Stella International Holdings, Ltd.                                  24,000      41,713             0.0%
                  Sun Hung Kai & Co., Ltd.                                             50,000      37,186             0.0%
                  Sun Hung Kai Properties, Ltd.                                        47,207     707,397             0.1%
                  Swire Properties, Ltd.                                               14,600      48,947             0.0%
                  Techtronic Industries Co., Ltd.                                      79,500     341,084             0.1%
                  Television Broadcasts, Ltd.                                          48,300     185,665             0.0%
#                 Texwinca Holdings, Ltd.                                              78,000      52,217             0.0%
*                 Tom Group, Ltd.                                                      98,000      23,531             0.0%
                  Transport International Holdings, Ltd.                               12,000      37,319             0.0%
*                 Trinity, Ltd.                                                        12,000         864             0.0%
*                 United Laboratories International Holdings, Ltd. (The)               34,000      21,318             0.0%
#                 Value Partners Group, Ltd.                                           24,000      22,177             0.0%
                  Victory City International Holdings, Ltd.                            41,042       1,424             0.0%
                  Vitasoy International Holdings, Ltd.                                 44,000      86,852             0.0%
                  VST Holdings, Ltd.                                                   74,400      25,907             0.0%
                  VTech Holdings, Ltd.                                                 13,000     164,632             0.0%
                  Wharf Holdings, Ltd. (The)                                           38,000     323,989             0.1%
                  Wheelock & Co., Ltd.                                                 73,000     568,627             0.1%
*                 Wynn Macau, Ltd.                                                     53,200     116,617             0.0%
                                                                                              ----------- ---------------
TOTAL HONG KONG                                                                                13,365,884             2.1%
                                                                                              ----------- ---------------
IRELAND -- (0.5%)
*                 Bank of Ireland                                                   2,000,528     503,607             0.1%
                  C&C Group P.L.C.(B010DT8)                                             1,711       6,983             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
IRELAND -- (Continued)
                  C&C Group P.L.C.(B011Y09)                                          17,965 $   74,126             0.0%
                  CRH P.L.C. Sponsored ADR                                           12,856    466,930             0.1%
*                 FBD Holdings P.L.C.                                                 1,875     16,611             0.0%
                  Glanbia P.L.C.                                                      9,016    176,210             0.0%
*                 Kenmare Resources P.L.C.                                                5         17             0.0%
                  Kerry Group P.L.C. Class A                                          4,912    401,597             0.0%
                  Kingspan Group P.L.C.                                              13,662    475,266             0.1%
                  Paddy Power Betfair P.L.C.(BWT6H89)                                 4,344    483,463             0.1%
                  Paddy Power Betfair P.L.C.(BWXC0Z1)                                   284     31,646             0.0%
                  Smurfit Kappa Group P.L.C.                                         28,172    755,541             0.1%
                                                                                            ---------- ---------------
TOTAL IRELAND                                                                                3,391,997             0.5%
                                                                                            ---------- ---------------
ISRAEL -- (0.4%)
#*                Africa Israel Investments, Ltd.                                     8,946      1,106             0.0%
*                 Africa Israel Properties, Ltd.                                        860     17,315             0.0%
*                 Airport City, Ltd.                                                  4,644     61,447             0.0%
                  Alrov Properties and Lodgings, Ltd.                                   593     16,269             0.0%
                  Amot Investments, Ltd.                                              8,059     38,390             0.0%
                  Azrieli Group, Ltd.                                                   744     39,576             0.0%
                  Bank Hapoalim BM                                                    7,128     44,452             0.0%
*                 Bank Leumi Le-Israel BM                                            70,773    330,981             0.1%
                  Bayside Land Corp.                                                     67     29,247             0.0%
                  Bezeq The Israeli Telecommunication Corp., Ltd.                   105,082    176,551             0.1%
                  Big Shopping Centers, Ltd.                                            176     12,785             0.0%
                  Brack Capital Properties NV                                           237     22,505             0.0%
*                 Cellcom Israel, Ltd.                                                7,235     71,241             0.0%
*                 Ceragon Networks, Ltd.                                              1,170      3,936             0.0%
*                 Clal Insurance Enterprises Holdings, Ltd.                           2,067     33,636             0.0%
#*                Compugen, Ltd.                                                      1,357      5,466             0.0%
                  Delek Automotive Systems, Ltd.                                      4,240     37,175             0.0%
                  Delek Group, Ltd.                                                     361     81,273             0.0%
                  Delta-Galil Industries, Ltd.                                          572     17,537             0.0%
                  Elbit Systems, Ltd.(6308913)                                          747     88,933             0.0%
                  Elbit Systems, Ltd.(M3760D101)                                        447     53,099             0.0%
                  Electra, Ltd.                                                          95     20,721             0.0%
*                 Evogene, Ltd.                                                       1,229      6,308             0.0%
                  First International Bank Of Israel, Ltd.                            4,115     67,809             0.0%
                  Formula Systems 1985, Ltd.                                            947     37,279             0.0%
                  Frutarom Industries, Ltd.                                           3,334    195,976             0.1%
                  Harel Insurance Investments & Financial Services, Ltd.              7,889     41,991             0.0%
                  IDI Insurance Co., Ltd.                                               731     38,980             0.0%
                  Israel Chemicals, Ltd.                                             34,718    149,612             0.1%
*                 Israel Discount Bank, Ltd. Class A                                  2,038      4,934             0.0%
*                 Jerusalem Oil Exploration                                           1,068     62,094             0.0%
                  Matrix IT, Ltd.                                                     3,710     34,857             0.0%
                  Melisron, Ltd.                                                      1,129     61,480             0.0%
                  Menora Mivtachim Holdings, Ltd.                                     2,193     25,345             0.0%
                  Migdal Insurance & Financial Holding, Ltd.                         24,040     23,684             0.0%
                  Mizrahi Tefahot Bank, Ltd.                                          5,917     95,450             0.0%
*                 Naphtha Israel Petroleum Corp., Ltd.                                  148      1,197             0.0%
                  Neto ME Holdings, Ltd.                                                139     15,349             0.0%
                  Nice, Ltd.                                                          1,194     80,654             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
ISRAEL -- (Continued)
#                 Nice, Ltd. Sponsored ADR                                            1,749 $  117,970             0.0%
*                 Nova Measuring Instruments, Ltd.                                    1,928     38,324             0.0%
                  Oil Refineries, Ltd.                                              134,195     53,381             0.0%
*                 Partner Communications Co., Ltd.                                    6,269     30,659             0.0%
                  Paz Oil Co., Ltd.                                                     272     44,431             0.0%
*                 Phoenix Holdings, Ltd. (The)                                        3,883     17,011             0.0%
                  Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.                  546     26,091             0.0%
                  Shikun & Binui, Ltd.                                               24,323     63,854             0.0%
                  Shufersal, Ltd.                                                     8,890     43,852             0.0%
                  Teva Pharmaceutical Industries, Ltd.                                1,185     37,581             0.0%
                  Teva Pharmaceutical Industries, Ltd. Sponsored ADR                 12,456    393,361             0.1%
*                 Union Bank of Israel                                                2,519     10,983             0.0%
                                                                                            ---------- ---------------
TOTAL ISRAEL                                                                                 3,024,138             0.5%
                                                                                            ---------- ---------------
ITALY -- (2.8%)
                  ACEA SpA                                                            4,666     67,138             0.0%
                  Amplifon SpA                                                        7,609     97,199             0.0%
                  Anima Holding SpA                                                  19,371    126,632             0.0%
                  Ansaldo STS SpA                                                    12,460    167,216             0.0%
*                 Arnoldo Mondadori Editore SpA                                      17,537     34,820             0.0%
                  Ascopiave SpA                                                       6,766     26,701             0.0%
                  Assicurazioni Generali SpA                                        121,247  1,920,554             0.3%
                  Astaldi SpA                                                         6,533     42,852             0.0%
                  Atlantia SpA                                                       24,126    611,815             0.1%
                  Autogrill SpA                                                       9,351    106,348             0.0%
                  Azimut Holding SpA                                                  9,854    192,219             0.0%
                  Banca Generali SpA                                                  5,761    165,547             0.0%
                  Banca IFIS SpA                                                      1,361     58,709             0.0%
                  Banca Mediolanum SpA                                               13,275    101,538             0.0%
#*                Banca Monte dei Paschi di Siena SpA                                   519      8,525             0.0%
                  Banca Popolare di Sondrio SCPA                                     34,937    130,165             0.0%
                  Banco BPM SpA                                                      55,038    160,739             0.0%
                  Banco di Desio e della Brianza SpA                                  2,917      7,965             0.0%
                  BasicNet SpA                                                        3,053     11,934             0.0%
                  Biesse SpA                                                          1,067     32,859             0.0%
#                 BPER Banca                                                         49,851    272,718             0.1%
                  Brembo SpA                                                            178     13,985             0.0%
                  Brunello Cucinelli SpA                                              2,647     69,361             0.0%
#                 Cairo Communication SpA                                               704      3,447             0.0%
                  Cerved Information Solutions SpA                                    2,364     25,239             0.0%
                  CIR-Compagnie Industriali Riunite SpA                              32,447     52,188             0.0%
                  CNH Industrial NV                                                 117,575  1,296,565             0.2%
                  Credito Emiliano SpA                                                7,937     55,489             0.0%
#                 Credito Valtellinese SpA                                            7,609     27,505             0.0%
                  Danieli & C Officine Meccaniche SpA                                 1,914     47,850             0.0%
                  Datalogic SpA                                                         592     16,236             0.0%
                  Davide Campari-Milano SpA                                          21,410    253,162             0.1%
                  De' Longhi SpA                                                      4,772    145,482             0.0%
                  DeA Capital SpA                                                     7,283     11,901             0.0%
                  DiaSorin SpA                                                        1,707    127,947             0.0%
#                 Ei Towers SpA                                                       1,764    101,809             0.0%
                  Esprinet SpA                                                        1,834     15,002             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
ITALY -- (Continued)
                  Falck Renewables SpA                                                 13,913 $   17,215             0.0%
                  Ferrari NV                                                            6,840    514,517             0.1%
*                 Fiat Chrysler Automobiles NV                                         96,269  1,093,471             0.2%
*                 Fincantieri SpA                                                      46,819     45,816             0.0%
                  FinecoBank Banca Fineco SpA                                          34,671    246,987             0.1%
#                 Geox SpA                                                              8,302     22,437             0.0%
*                 Gruppo Editoriale L'Espresso SpA                                      2,471      2,270             0.0%
                  Gruppo MutuiOnline SpA                                                1,542     20,272             0.0%
                  Hera SpA                                                             60,713    173,642             0.0%
                  IMMSI SpA                                                            13,995      5,917             0.0%
                  Industria Macchine Automatiche SpA                                    2,142    188,837             0.0%
                  Infrastrutture Wireless Italiane SpA                                  2,301     12,726             0.0%
*                 Intek Group SpA                                                       9,436      2,512             0.0%
                  Interpump Group SpA                                                   6,736    178,635             0.0%
                  Intesa Sanpaolo SpA                                                 355,341  1,037,276             0.2%
                  Iren SpA                                                             11,667     24,584             0.0%
*                 Italgas SpA                                                           3,964     17,922             0.0%
*                 Leonardo SpA                                                         40,149    630,927             0.1%
                  Luxottica Group SpA                                                   9,603    555,156             0.1%
#                 Maire Tecnimont SpA                                                  11,666     46,351             0.0%
                  MARR SpA                                                              3,444     83,155             0.0%
#                 Mediaset SpA                                                        106,584    435,577             0.1%
                  Mediobanca SpA                                                       63,773    613,277             0.1%
                  Moncler SpA                                                          19,333    476,848             0.1%
                  OVS SpA                                                              18,316    121,922             0.0%
#                 Parmalat SpA                                                         19,985     67,724             0.0%
#                 Piaggio & C SpA                                                       7,738     16,036             0.0%
                  Poste Italiane SpA                                                   29,995    205,401             0.0%
                  Prysmian SpA                                                         10,349    298,658             0.1%
                  RAI Way SpA                                                           3,289     17,270             0.0%
                  Recordati SpA                                                         7,643    283,252             0.1%
                  Reply SpA                                                               405     70,939             0.0%
*                 Safilo Group SpA                                                      3,485     25,159             0.0%
*                 Saipem SpA                                                          807,446    347,556             0.1%
                  Salini Impregilo SpA                                                 12,528     42,633             0.0%
#                 Salvatore Ferragamo SpA                                               5,252    168,181             0.0%
                  Saras SpA                                                            10,907     22,787             0.0%
                  Snam SpA                                                             77,116    340,704             0.1%
                  Societa Cattolica di Assicurazioni SCRL                              13,476    119,779             0.0%
                  Societa Iniziative Autostradali e Servizi SpA                         7,667     77,286             0.0%
*                 Sogefi SpA                                                            5,901     30,393             0.0%
                  SOL SpA                                                               1,421     15,321             0.0%
                  Tamburi Investment Partners SpA                                       4,427     24,487             0.0%
*                 Telecom Italia SpA                                                1,378,722  1,223,742             0.2%
*                 Telecom Italia SpA Sponsored ADR                                      6,420     57,138             0.0%
#                 Tenaris SA                                                            2,854     44,585             0.0%
                  Terna Rete Elettrica Nazionale SpA                                   47,872    241,362             0.0%
#*                Tiscali SpA                                                         417,308     21,023             0.0%
#                 Tod's SpA                                                             1,324    102,302             0.0%
#*                Trevi Finanziaria Industriale SpA                                    22,039     21,893             0.0%
*                 UniCredit SpA                                                        68,978  1,123,127             0.2%
                  Unione di Banche Italiane SpA                                       109,651    462,019             0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
ITALY -- (Continued)
                  Unipol Gruppo Finanziario SpA                                      65,342 $   291,409             0.1%
                  UnipolSai Assicurazioni SpA                                       151,675     348,413             0.1%
                  Vittoria Assicurazioni SpA                                          3,164      42,435             0.0%
*                 Yoox Net-A-Porter Group SpA                                         3,341      88,778             0.0%
                                                                                            ----------- ---------------
TOTAL ITALY                                                                                  19,417,402             3.0%
                                                                                            ----------- ---------------
JAPAN -- (20.7%)
                  77 Bank, Ltd. (The)                                                17,000      73,525             0.0%
                  ABC-Mart, Inc.                                                      1,400      77,826             0.0%
                  Achilles Corp.                                                      2,600      41,774             0.0%
#*                Acom Co., Ltd.                                                      5,200      23,097             0.0%
                  Adastria Co., Ltd.                                                  3,300      81,959             0.0%
                  ADEKA Corp.                                                        11,500     169,749             0.0%
                  Advan Co., Ltd.                                                     1,000      10,431             0.0%
                  Advantest Corp.                                                     6,700     125,199             0.0%
                  Aeon Co., Ltd.                                                     45,799     678,782             0.1%
                  Aeon Delight Co., Ltd.                                              1,400      42,720             0.0%
#                 AEON Financial Service Co., Ltd.                                    8,500     163,352             0.0%
                  Ahresty Corp.                                                       1,800      17,995             0.0%
#                 Ai Holdings Corp.                                                   2,100      51,643             0.0%
                  Aica Kogyo Co., Ltd.                                                4,400     125,409             0.0%
                  Aichi Bank, Ltd. (The)                                                600      33,125             0.0%
                  Aichi Corp.                                                         3,800      28,075             0.0%
                  Aida Engineering, Ltd.                                              8,900      77,490             0.0%
#                 Ain Holdings, Inc.                                                  2,200     152,407             0.0%
                  Air Water, Inc.                                                    17,200     331,288             0.1%
                  Aisan Industry Co., Ltd.                                            1,700      15,282             0.0%
                  Aisin Seiki Co., Ltd.                                               6,000     293,863             0.1%
                  Aizawa Securities Co., Ltd.                                         1,900      11,577             0.0%
*                 Akebono Brake Industry Co., Ltd.                                   12,700      40,621             0.0%
                  Akita Bank, Ltd. (The)                                             10,000      31,789             0.0%
                  Albis Co., Ltd.                                                       400      13,194             0.0%
                  Alfresa Holdings Corp.                                             20,300     366,570             0.1%
                  Alpen Co., Ltd.                                                     1,500      26,898             0.0%
                  Alpine Electronics, Inc.                                            3,200      46,564             0.0%
#                 Alps Electric Co., Ltd.                                            10,900     320,381             0.1%
                  Amada Holdings Co., Ltd.                                           12,300     146,239             0.0%
                  Amano Corp.                                                         5,200     111,058             0.0%
                  Amuse, Inc.                                                           200       4,589             0.0%
                  Anest Iwata Corp.                                                   1,500      13,191             0.0%
*                 Anicom Holdings, Inc.                                                 600      14,321             0.0%
                  Anritsu Corp.                                                       5,800      46,910             0.0%
                  AOKI Holdings, Inc.                                                 3,500      43,233             0.0%
                  Aoyama Trading Co., Ltd.                                            4,500     160,777             0.0%
                  Aozora Bank, Ltd.                                                  46,000     167,611             0.0%
                  Arakawa Chemical Industries, Ltd.                                   1,400      24,755             0.0%
#                 Arata Corp.                                                           500      13,514             0.0%
                  Arcland Sakamoto Co., Ltd.                                          1,800      22,266             0.0%
                  Arcs Co., Ltd.                                                      3,323      71,177             0.0%
                  Ariake Japan Co., Ltd.                                                700      44,346             0.0%
*                 Arisawa Manufacturing Co., Ltd.                                     1,400       9,926             0.0%
                  Artnature, Inc.                                                     2,500      16,026             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
JAPAN -- (Continued)
                  Asahi Co., Ltd.                                                    2,300 $   29,434             0.0%
                  Asahi Diamond Industrial Co., Ltd.                                 3,400     26,099             0.0%
                  Asahi Group Holdings, Ltd.                                        11,800    445,848             0.1%
                  Asahi Holdings, Inc.                                               3,200     59,687             0.0%
                  Asahi Intecc Co., Ltd.                                             4,500    200,053             0.1%
                  Asahi Kasei Corp.                                                 57,000    543,529             0.1%
                  Asahi Yukizai Corp.                                                4,000      8,327             0.0%
                  Asanuma Corp.                                                      9,000     26,246             0.0%
                  Asatsu-DK, Inc.                                                    3,500     90,828             0.0%
                  ASKA Pharmaceutical Co., Ltd.                                      2,500     36,725             0.0%
#                 ASKUL Corp.                                                        1,700     49,512             0.0%
                  Astellas Pharma, Inc.                                             80,200  1,057,606             0.2%
                  Ateam, Inc.                                                        1,200     31,536             0.0%
#                 Atom Corp.                                                         4,400     28,614             0.0%
                  Atsugi Co., Ltd.                                                  18,000     21,632             0.0%
                  Autobacs Seven Co., Ltd.                                           6,600     99,897             0.0%
                  Avex Group Holdings, Inc.                                          2,300     33,827             0.0%
                  Awa Bank, Ltd. (The)                                               9,000     59,448             0.0%
                  Axial Retailing, Inc.                                              1,000     38,290             0.0%
                  Azbil Corp.                                                        5,700    191,918             0.1%
                  Bandai Namco Holdings, Inc.                                        9,200    288,757             0.1%
                  Bando Chemical Industries, Ltd.                                    3,500     32,070             0.0%
                  Bank of Iwate, Ltd. (The)                                            900     36,798             0.0%
                  Bank of Kyoto, Ltd. (The)                                         15,000    118,795             0.0%
#                 Bank of Nagoya, Ltd. (The)                                           900     33,041             0.0%
                  Bank of Okinawa, Ltd. (The)                                        1,980     76,317             0.0%
                  Bank of Saga, Ltd. (The)                                           8,000     21,326             0.0%
                  Bank of the Ryukyus, Ltd.                                          1,800     24,821             0.0%
                  Belc Co., Ltd.                                                     1,000     44,476             0.0%
                  Bell System24 Holdings, Inc.                                       1,400     13,372             0.0%
                  Belluna Co., Ltd.                                                  4,600     42,179             0.0%
                  Benefit One, Inc.                                                  1,500     45,843             0.0%
                  Benesse Holdings, Inc.                                             6,600    199,170             0.1%
#                 Bic Camera, Inc.                                                   9,900     98,532             0.0%
                  BML, Inc.                                                          2,500     54,567             0.0%
                  Broadleaf Co., Ltd.                                                1,800     11,682             0.0%
                  Brother Industries, Ltd.                                          19,300    397,109             0.1%
                  Bunka Shutter Co., Ltd.                                            6,000     46,102             0.0%
                  C Uyemura & Co., Ltd.                                                400     20,961             0.0%
                  Canon Marketing Japan, Inc.                                        4,900    103,266             0.0%
#                 Canon, Inc. Sponsored ADR                                         14,250    473,242             0.1%
                  Capcom Co., Ltd.                                                   4,300     92,750             0.0%
#                 Casio Computer Co., Ltd.                                          21,200    298,782             0.1%
                  Cawachi, Ltd.                                                      2,000     52,589             0.0%
                  Central Japan Railway Co.                                          1,855    311,099             0.1%
                  Chiba Bank, Ltd. (The)                                             9,000     60,291             0.0%
                  Chiba Kogyo Bank, Ltd. (The)                                       3,300     19,023             0.0%
                  Chiyoda Co., Ltd.                                                  1,200     29,939             0.0%
                  Chiyoda Corp.                                                     16,000    106,377             0.0%
                  Chiyoda Integre Co., Ltd.                                            500     11,007             0.0%
                  Chofu Seisakusho Co., Ltd.                                         2,100     50,241             0.0%
                  Chori Co., Ltd.                                                      300      5,354             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Chubu Shiryo Co., Ltd.                                             1,000 $ 11,830             0.0%
                  Chudenko Corp.                                                     2,600   57,050             0.0%
                  Chuetsu Pulp & Paper Co., Ltd.                                     8,000   17,002             0.0%
                  Chugai Pharmaceutical Co., Ltd.                                    2,100   74,622             0.0%
                  Chugoku Bank, Ltd. (The)                                           7,200  106,963             0.0%
                  Chugoku Marine Paints, Ltd.                                        8,400   62,125             0.0%
                  Chukyo Bank, Ltd. (The)                                              800   16,720             0.0%
                  Chuo Spring Co., Ltd.                                              1,000    2,988             0.0%
                  CI Takiron Corp.                                                   2,000   10,147             0.0%
                  Ci:z Holdings Co., Ltd.                                            3,400   99,858             0.0%
                  Citizen Watch Co., Ltd.                                           15,800  104,825             0.0%
                  CKD Corp.                                                          5,100   63,866             0.0%
                  Clarion Co., Ltd.                                                  7,000   27,792             0.0%
                  CMIC Holdings Co., Ltd.                                            1,200   15,500             0.0%
*                 CMK Corp.                                                          2,600   17,105             0.0%
                  Coca-Cola Bottlers Japan, Inc.                                     8,600  256,430             0.1%
                  Cocokara fine, Inc.                                                1,800   85,103             0.0%
#                 COLOPL, Inc.                                                       6,500   60,017             0.0%
#                 Colowide Co., Ltd.                                                 4,200   68,961             0.0%
                  Computer Engineering & Consulting, Ltd.                            1,300   24,322             0.0%
                  COMSYS Holdings Corp.                                             12,500  237,787             0.1%
                  Concordia Financial Group, Ltd.                                   23,410  107,681             0.0%
                  CONEXIO Corp.                                                      1,600   24,503             0.0%
#                 COOKPAD, Inc.                                                      2,700   21,482             0.0%
                  Corona Corp.                                                       1,900   19,433             0.0%
                  Cosmo Energy Holdings Co., Ltd.                                    8,700  137,804             0.0%
                  Cosmos Pharmaceutical Corp.                                          700  141,636             0.0%
#                 Create Restaurants Holdings, Inc.                                    900    7,291             0.0%
                  Create SD Holdings Co., Ltd.                                       1,600   37,582             0.0%
                  Credit Saison Co., Ltd.                                           10,600  193,149             0.1%
#*                CROOZ, Inc.                                                        1,200   36,926             0.0%
                  CyberAgent, Inc.                                                  12,400  385,266             0.1%
*                 CYBERDYNE, Inc.                                                    1,500   21,193             0.0%
                  Dai Nippon Printing Co., Ltd.                                     13,000  144,724             0.0%
                  Dai-Dan Co., Ltd.                                                  1,000    9,787             0.0%
                  Dai-ichi Life Holdings, Inc.                                      44,700  761,688             0.1%
                  Daibiru Corp.                                                      4,400   40,603             0.0%
                  Daicel Corp.                                                      27,300  313,394             0.1%
                  Daido Metal Co., Ltd.                                              3,000   26,769             0.0%
                  Daido Steel Co., Ltd.                                             32,000  178,181             0.0%
#                 Daidoh, Ltd.                                                         500    1,951             0.0%
#                 Daifuku Co., Ltd.                                                 10,800  272,999             0.1%
                  Daihen Corp.                                                       6,000   38,096             0.0%
                  Daiho Corp.                                                        8,000   38,982             0.0%
                  Daiichi Jitsugyo Co., Ltd.                                         6,000   37,674             0.0%
                  Daiichi Sankyo Co., Ltd.                                           7,500  166,679             0.0%
                  Daiichikosho Co., Ltd.                                             4,100  177,948             0.0%
                  Daiken Corp.                                                       1,400   26,538             0.0%
                  Daikin Industries, Ltd.                                            5,000  486,118             0.1%
                  Daikokutenbussan Co., Ltd.                                           400   19,109             0.0%
                  Daikyo, Inc.                                                      22,000   45,816             0.0%
                  Dainichiseika Color & Chemicals Manufacturing Co., Ltd.            9,000   61,471             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
#                 Daio Paper Corp.                                                   6,800 $ 86,209             0.0%
                  Daisan Bank, Ltd. (The)                                            1,300   19,806             0.0%
                  Daito Pharmaceutical Co., Ltd.                                       500   10,270             0.0%
                  Daito Trust Construction Co., Ltd.                                 5,800  853,488             0.2%
                  Daiwa House Industry Co., Ltd.                                    23,400  695,658             0.1%
                  Daiwa Industries, Ltd.                                             3,000   29,560             0.0%
                  Daiwa Securities Group, Inc.                                      43,000  261,585             0.1%
                  Daiwabo Holdings Co., Ltd.                                         8,000   28,135             0.0%
#                 DCM Holdings Co., Ltd.                                            10,000   87,062             0.0%
                  Dena Co., Ltd.                                                     9,200  197,223             0.1%
                  Denka Co., Ltd.                                                   11,000   56,676             0.0%
                  Denki Kogyo Co., Ltd.                                              3,000   14,667             0.0%
                  Denso Corp.                                                        6,700  289,156             0.1%
                  Dentsu, Inc.                                                       6,500  366,906             0.1%
                  Denyo Co., Ltd.                                                    2,000   29,329             0.0%
                  Descente, Ltd.                                                     3,000   36,391             0.0%
*                 Dexerials Corp.                                                    1,900   17,085             0.0%
                  DIC Corp.                                                         13,200  469,877             0.1%
                  Digital Garage, Inc.                                               1,300   27,519             0.0%
#                 Dip Corp.                                                          2,500   55,238             0.0%
                  Disco Corp.                                                          400   63,271             0.0%
                  DKS Co., Ltd.                                                      8,000   32,436             0.0%
                  DMG Mori Co., Ltd.                                                13,200  217,963             0.1%
                  Don Quijote Holdings Co., Ltd.                                     5,500  200,387             0.1%
                  Doshisha Co., Ltd.                                                 1,400   28,306             0.0%
                  Doutor Nichires Holdings Co., Ltd.                                 1,900   40,291             0.0%
                  Dowa Holdings Co., Ltd.                                           26,000  193,561             0.1%
                  DTS Corp.                                                          1,600   42,006             0.0%
                  Duskin Co., Ltd.                                                   4,400   98,701             0.0%
                  DyDo Group Holdings, Inc.                                            500   24,041             0.0%
                  Eagle Industry Co., Ltd.                                           1,900   26,894             0.0%
                  Earth Chemical Co., Ltd.                                             400   21,676             0.0%
                  East Japan Railway Co.                                             4,700  421,790             0.1%
                  Ebara Corp.                                                       12,300  374,705             0.1%
#                 EDION Corp.                                                        7,400   72,137             0.0%
#                 Ehime Bank, Ltd. (The)                                             1,599   20,222             0.0%
                  Eighteenth Bank, Ltd. (The)                                       11,000   33,804             0.0%
                  Eiken Chemical Co., Ltd.                                           1,100   30,217             0.0%
#                 Eisai Co., Ltd.                                                    4,800  252,382             0.1%
                  Eizo Corp.                                                         1,800   59,520             0.0%
                  Elecom Co., Ltd.                                                   1,000   20,674             0.0%
                  en-japan, Inc.                                                     3,000   66,684             0.0%
                  EPS Holdings, Inc.                                                 2,000   26,357             0.0%
#                 eRex Co., Ltd.                                                     3,300   39,559             0.0%
                  ESPEC Corp.                                                        2,200   26,636             0.0%
                  Exedy Corp.                                                        2,600   70,987             0.0%
#                 Ezaki Glico Co., Ltd.                                              1,500   79,047             0.0%
                  F@N Communications, Inc.                                           5,100   40,682             0.0%
                  Falco Holdings Co., Ltd.                                             200    2,744             0.0%
#                 Fancl Corp.                                                        1,500   25,232             0.0%
                  FANUC Corp.                                                        2,500  508,990             0.1%
                  Fast Retailing Co., Ltd.                                           2,400  783,883             0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  FCC Co., Ltd.                                                       2,100 $   40,097             0.0%
                  Feed One Co., Ltd.                                                  5,800     10,764             0.0%
                  Ferrotec Holdings Corp.                                             3,900     46,413             0.0%
                  FIDEA Holdings Co., Ltd.                                           16,700     31,354             0.0%
#                 Fields Corp.                                                        1,900     21,335             0.0%
                  FINDEX, Inc.                                                          600      5,250             0.0%
                  Foster Electric Co., Ltd.                                           1,900     31,724             0.0%
                  FP Corp.                                                            3,000    142,852             0.0%
                  Fudo Tetra Corp.                                                   10,600     17,426             0.0%
                  Fuji Co., Ltd.                                                      1,000     24,767             0.0%
                  Fuji Corp., Ltd.                                                    1,100      7,204             0.0%
                  Fuji Electric Co., Ltd.                                            20,000    109,626             0.0%
                  Fuji Machine Manufacturing Co., Ltd.                                6,800     86,357             0.0%
                  Fuji Media Holdings, Inc.                                           2,800     40,035             0.0%
                  Fuji Oil Co., Ltd.                                                  3,700     11,916             0.0%
                  Fuji Pharma Co., Ltd.                                                 400     13,015             0.0%
                  Fuji Seal International, Inc.                                       4,600    109,419             0.0%
                  Fuji Soft, Inc.                                                     1,700     44,883             0.0%
                  Fujicco Co., Ltd.                                                     600     13,730             0.0%
                  FUJIFILM Holdings Corp.                                             5,000    185,573             0.0%
                  Fujikura, Ltd.                                                     18,000    135,324             0.0%
                  Fujimi, Inc.                                                        1,000     19,298             0.0%
                  Fujimori Kogyo Co., Ltd.                                            1,400     43,854             0.0%
                  Fujitec Co., Ltd.                                                   6,000     71,107             0.0%
                  Fujitsu Frontech, Ltd.                                              2,400     33,214             0.0%
                  Fujitsu General, Ltd.                                               3,000     63,632             0.0%
                  Fujitsu, Ltd.                                                     161,000  1,005,013             0.2%
                  FuKoKu Co., Ltd.                                                      200      1,635             0.0%
                  Fukuda Corp.                                                        3,000     26,569             0.0%
                  Fukuda Denshi Co., Ltd.                                               400     24,155             0.0%
                  Fukui Bank, Ltd. (The)                                             13,000     31,961             0.0%
                  Fukuoka Financial Group, Inc.                                      36,000    164,228             0.0%
                  Fukushima Bank, Ltd. (The)                                         33,000     26,046             0.0%
                  Fukushima Industries Corp.                                          1,100     39,043             0.0%
                  Fukuyama Transporting Co., Ltd.                                     8,000     48,638             0.0%
#                 FULLCAST Holdings Co., Ltd.                                         4,000     39,621             0.0%
#                 Funai Electric Co., Ltd.                                              300      2,240             0.0%
                  Funai Soken Holdings, Inc.                                          1,400     26,908             0.0%
#                 Furukawa Battery Co., Ltd. (The)                                    2,000     12,906             0.0%
                  Furukawa Co., Ltd.                                                  6,000     11,580             0.0%
                  Furukawa Electric Co., Ltd.                                         4,400    178,120             0.0%
                  Furuno Electric Co., Ltd.                                           2,200     13,459             0.0%
                  Fuso Chemical Co., Ltd.                                               900     28,125             0.0%
                  Fuso Pharmaceutical Industries, Ltd.                                  200      5,136             0.0%
                  Futaba Corp.                                                        2,100     37,721             0.0%
                  Futaba Industrial Co., Ltd.                                         7,200     60,177             0.0%
                  Future Corp.                                                        3,000     23,304             0.0%
                  Fuyo General Lease Co., Ltd.                                        1,400     65,358             0.0%
                  G-Tekt Corp.                                                        2,200     38,813             0.0%
                  GCA Corp.                                                             700      5,659             0.0%
                  Gecoss Corp.                                                          800      8,692             0.0%
#                 Geo Holdings Corp.                                                  3,300     36,453             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
JAPAN -- (Continued)
                  Giken, Ltd.                                                           300 $  6,973             0.0%
                  GLOBERIDE, Inc.                                                     1,800   31,184             0.0%
                  Glory, Ltd.                                                         6,900  231,691             0.1%
                  GMO internet, Inc.                                                  6,600   78,342             0.0%
#                 GMO Payment Gateway, Inc.                                           1,300   58,315             0.0%
                  Goldcrest Co., Ltd.                                                 1,600   28,450             0.0%
                  Gree, Inc.                                                          5,400   43,301             0.0%
                  GS Yuasa Corp.                                                     35,000  162,161             0.0%
                  Gun-Ei Chemical Industry Co., Ltd.                                    100    3,199             0.0%
                  GungHo Online Entertainment, Inc.                                  37,600   84,359             0.0%
                  Gurunavi, Inc.                                                      2,500   50,156             0.0%
                  H-One Co., Ltd.                                                       800   11,662             0.0%
                  H2O Retailing Corp.                                                 5,860   99,464             0.0%
                  Hachijuni Bank, Ltd. (The)                                         17,000  100,391             0.0%
                  Hakuhodo DY Holdings, Inc.                                         10,400  126,767             0.0%
                  Hakuto Co., Ltd.                                                      400    4,270             0.0%
                  Hamakyorex Co., Ltd.                                                1,000   20,975             0.0%
                  Hamamatsu Photonics K.K.                                            2,200   64,693             0.0%
                  Hankyu Hanshin Holdings, Inc.                                       6,400  211,414             0.1%
                  Hanwa Co., Ltd.                                                    19,000  134,717             0.0%
                  Happinet Corp.                                                      1,400   23,056             0.0%
#                 Harmonic Drive Systems, Inc.                                        2,100   65,998             0.0%
                  Haseko Corp.                                                       40,600  463,438             0.1%
                  Hazama Ando Corp.                                                  19,200  136,736             0.0%
                  Hearts United Group Co., Ltd.                                       1,700   21,459             0.0%
                  Heiwa Corp.                                                         5,800  149,481             0.0%
                  Heiwa Real Estate Co., Ltd.                                         2,800   44,657             0.0%
                  Heiwado Co., Ltd.                                                   3,100   66,467             0.0%
                  HI-LEX Corp.                                                        1,200   29,641             0.0%
                  Hibiya Engineering, Ltd.                                            1,900   28,008             0.0%
                  Hiday Hidaka Corp.                                                  1,382   29,186             0.0%
                  Hikari Tsushin, Inc.                                                1,100  105,647             0.0%
                  Hino Motors, Ltd.                                                  25,400  318,701             0.1%
#                 Hirata Corp.                                                          600   47,327             0.0%
                  Hirose Electric Co., Ltd.                                             900  120,960             0.0%
                  Hiroshima Bank, Ltd. (The)                                         26,000  112,240             0.0%
#                 HIS Co., Ltd.                                                       3,600   85,794             0.0%
                  Hisaka Works, Ltd.                                                  1,500   12,836             0.0%
                  Hisamitsu Pharmaceutical Co., Inc.                                  1,900   97,269             0.0%
                  Hitachi Capital Corp.                                               5,300  129,774             0.0%
                  Hitachi Chemical Co., Ltd.                                          6,400  183,290             0.0%
                  Hitachi Construction Machinery Co., Ltd.                            7,100  183,037             0.0%
                  Hitachi High-Technologies Corp.                                     4,800  191,612             0.1%
                  Hitachi Kokusai Electric, Inc.                                        700   15,699             0.0%
                  Hitachi Maxell, Ltd.                                                4,700   92,878             0.0%
                  Hitachi Metals, Ltd.                                               15,510  217,207             0.1%
                  Hitachi Transport System, Ltd.                                        800   17,003             0.0%
                  Hitachi Zosen Corp.                                                18,600  108,021             0.0%
                  Hitachi, Ltd.                                                     107,000  591,107             0.1%
                  Hitachi, Ltd. ADR                                                   3,100  171,569             0.0%
                  Hogy Medical Co., Ltd.                                                900   57,803             0.0%
                  Hokkoku Bank, Ltd. (The)                                           12,000   45,016             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Hokuetsu Bank, Ltd. (The)                                           1,600 $   39,224             0.0%
                  Hokuetsu Kishu Paper Co., Ltd.                                     11,400     79,495             0.0%
                  Honda Motor Co., Ltd.                                              37,100  1,079,820             0.2%
                  Honda Motor Co., Ltd. Sponsored ADR                                20,519    597,103             0.1%
                  Honeys Holdings Co., Ltd.                                           2,200     22,161             0.0%
                  Horiba, Ltd.                                                        2,000    117,913             0.0%
                  Hoshizaki Corp.                                                     3,500    292,014             0.1%
                  Hosiden Corp.                                                       3,500     38,557             0.0%
                  Hosokawa Micron Corp.                                                 400     14,705             0.0%
                  House Foods Group, Inc.                                             4,100     91,269             0.0%
                  Hoya Corp.                                                          1,300     62,131             0.0%
                  Hulic Co., Ltd.                                                     9,700     91,478             0.0%
                  Hyakugo Bank, Ltd. (The)                                           13,000     52,511             0.0%
                  Hyakujushi Bank, Ltd. (The)                                        11,000     36,446             0.0%
                  Ichibanya Co., Ltd.                                                   200      6,452             0.0%
#                 Ichigo, Inc.                                                       29,000     84,317             0.0%
                  Ichiyoshi Securities Co., Ltd.                                      2,000     15,940             0.0%
                  Icom, Inc.                                                            600     13,725             0.0%
#                 IDOM, Inc.                                                          7,500     39,344             0.0%
*                 IHI Corp.                                                         152,000    514,732             0.1%
                  Iida Group Holdings Co., Ltd.                                       9,820    156,391             0.0%
                  Imasen Electric Industrial                                          2,500     23,662             0.0%
                  Imperial Hotel, Ltd.                                                  400      7,571             0.0%
                  Inaba Denki Sangyo Co., Ltd.                                        2,800    101,824             0.0%
                  Inabata & Co., Ltd.                                                 4,400     54,372             0.0%
                  Inageya Co., Ltd.                                                   2,000     28,690             0.0%
                  Ines Corp.                                                            500      4,673             0.0%
                  Infocom Corp.                                                         700     12,251             0.0%
                  Infomart Corp.                                                      6,100     36,624             0.0%
                  Information Services International-Dentsu, Ltd.                     1,400     30,746             0.0%
#                 Intage Holdings, Inc.                                                 300      5,623             0.0%
                  Internet Initiative Japan, Inc.                                     3,400     62,195             0.0%
                  Inui Global Logistics Co., Ltd.                                     1,600     13,089             0.0%
                  Iseki & Co., Ltd.                                                  16,000     32,893             0.0%
                  Isetan Mitsukoshi Holdings, Ltd.                                   14,140    154,510             0.0%
*                 Ishihara Sangyo Kaisha, Ltd.                                        2,900     28,396             0.0%
                  Istyle, Inc.                                                        2,200     17,794             0.0%
                  Isuzu Motors, Ltd.                                                 48,000    652,420             0.1%
                  Ito En, Ltd.                                                        7,400    268,331             0.1%
                  Itochu Enex Co., Ltd.                                              10,300     85,866             0.0%
                  Itochu Techno-Solutions Corp.                                       4,300    125,194             0.0%
                  Itochu-Shokuhin Co., Ltd.                                             300     12,551             0.0%
                  Itoham Yonekyu Holdings, Inc.                                       9,000     83,180             0.0%
                  Itoki Corp.                                                         4,700     29,788             0.0%
                  IwaiCosmo Holdings, Inc.                                            1,000      9,593             0.0%
                  Iwasaki Electric Co., Ltd.                                          7,000     10,359             0.0%
                  Iwatani Corp.                                                      21,000    123,824             0.0%
                  Iyo Bank, Ltd. (The)                                               11,000     78,135             0.0%
                  Izumi Co., Ltd.                                                     4,700    235,069             0.1%
                  J Front Retailing Co., Ltd.                                        17,500    252,262             0.1%
                  J-Oil Mills, Inc.                                                   1,200     46,602             0.0%
                  JAC Recruitment Co., Ltd.                                           1,400     21,472             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Jaccs Co., Ltd.                                                    10,000 $   42,915             0.0%
                  Jafco Co., Ltd.                                                     3,000    106,860             0.0%
#                 Jamco Corp.                                                           700     16,335             0.0%
                  Japan Airport Terminal Co., Ltd.                                    2,100     72,946             0.0%
                  Japan Aviation Electronics Industry, Ltd.                           2,000     27,357             0.0%
#*                Japan Display, Inc.                                                17,700     40,012             0.0%
#*                Japan Drilling Co., Ltd.                                            1,600     30,635             0.0%
                  Japan Exchange Group, Inc.                                         25,800    361,762             0.1%
                  Japan Lifeline Co., Ltd.                                            1,300     26,093             0.0%
                  Japan Material Co., Ltd.                                            1,400     22,941             0.0%
                  Japan Pulp & Paper Co., Ltd.                                       12,000     41,688             0.0%
                  Japan Radio Co., Ltd.                                               1,800     23,307             0.0%
                  Japan Securities Finance Co., Ltd.                                  6,700     35,254             0.0%
                  Japan Steel Works, Ltd. (The)                                       3,600     57,795             0.0%
                  Japan Wool Textile Co., Ltd. (The)                                  5,000     39,216             0.0%
                  JCU Corp.                                                             600     17,912             0.0%
                  Jeol, Ltd.                                                         10,000     49,231             0.0%
                  JGC Corp.                                                           4,800     83,818             0.0%
                  Jimoto Holdings, Inc.                                              10,800     19,194             0.0%
                  JINS, Inc.                                                          1,000     53,816             0.0%
                  Joshin Denki Co., Ltd.                                              2,000     21,301             0.0%
#                 Joyful Honda Co., Ltd.                                              1,500     49,627             0.0%
                  JSP Corp.                                                           1,300     30,325             0.0%
                  JSR Corp.                                                          12,100    221,135             0.1%
                  JTEKT Corp.                                                        17,100    269,735             0.1%
                  Juki Corp.                                                          1,800     20,684             0.0%
                  Justsystems Corp.                                                   1,600     19,205             0.0%
#                 JVC Kenwood Corp.                                                   3,820     10,183             0.0%
                  JXTG Holdings, Inc.                                               226,820  1,023,419             0.2%
                  K&O Energy Group, Inc.                                                900     13,968             0.0%
#                 K's Holdings Corp.                                                  7,138    137,310             0.0%
                  kabu.com Securities Co., Ltd.                                       5,800     18,327             0.0%
*                 Kadokawa Dwango                                                     3,902     53,958             0.0%
                  Kaga Electronics Co., Ltd.                                          1,200     22,205             0.0%
                  Kagome Co., Ltd.                                                    1,400     38,145             0.0%
                  Kajima Corp.                                                       89,403    607,066             0.1%
                  Kakaku.com, Inc.                                                   11,500    165,961             0.0%
                  Kaken Pharmaceutical Co., Ltd.                                      2,800    166,302             0.0%
                  Kakiyasu Honten Co., Ltd.                                           1,500     25,822             0.0%
                  Kameda Seika Co., Ltd.                                              1,100     50,016             0.0%
                  Kamei Corp.                                                         2,000     22,039             0.0%
                  Kamigumi Co., Ltd.                                                 15,000    136,308             0.0%
                  Kanagawa Chuo Kotsu Co., Ltd.                                       4,000     25,624             0.0%
                  Kanamoto Co., Ltd.                                                  3,400     92,185             0.0%
                  Kandenko Co., Ltd.                                                  9,000     89,462             0.0%
                  Kaneka Corp.                                                       24,000    189,236             0.1%
                  Kanematsu Corp.                                                    50,000    101,881             0.0%
                  Kanematsu Electronics, Ltd.                                           800     21,505             0.0%
                  Kansai Paint Co., Ltd.                                             10,500    232,431             0.1%
                  Kansai Urban Banking Corp.                                          3,200     39,871             0.0%
                  Kao Corp.                                                           8,500    469,061             0.1%
                  Kasai Kogyo Co., Ltd.                                               3,200     39,737             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Katakura Industries Co., Ltd.                                       1,200 $   14,728             0.0%
                  Kato Sangyo Co., Ltd.                                               2,900     71,126             0.0%
                  Kato Works Co., Ltd.                                                1,000     25,994             0.0%
#                 KAWADA TECHNOLOGIES, Inc.                                             200     12,947             0.0%
                  Kawasaki Heavy Industries, Ltd.                                   124,000    375,424             0.1%
                  KDDI Corp.                                                         82,300  2,182,106             0.4%
                  Keihan Holdings Co., Ltd.                                          51,000    320,846             0.1%
                  Keihanshin Building Co., Ltd.                                       1,700      9,731             0.0%
                  Keihin Corp.                                                        2,700     42,484             0.0%
                  Keikyu Corp.                                                       16,000    183,662             0.0%
                  Keio Corp.                                                         17,000    136,144             0.0%
                  Keisei Electric Railway Co., Ltd.                                   4,900    116,616             0.0%
                  Keiyo Bank, Ltd. (The)                                             15,000     65,339             0.0%
                  Kenedix, Inc.                                                       7,900     36,448             0.0%
#                 Kenko Mayonnaise Co., Ltd.                                            900     22,738             0.0%
                  Kewpie Corp.                                                       10,300    262,084             0.1%
                  Keyence Corp.                                                       1,700    683,424             0.1%
                  KFC Holdings Japan, Ltd.                                              800     13,967             0.0%
#                 Kikkoman Corp.                                                      4,000    123,103             0.0%
                  Kinden Corp.                                                        8,200    124,058             0.0%
                  Kintetsu Group Holdings Co., Ltd.                                  61,000    222,759             0.1%
                  Kintetsu World Express, Inc.                                        4,300     66,659             0.0%
                  Kirin Holdings Co., Ltd.                                           27,600    537,309             0.1%
                  Kissei Pharmaceutical Co., Ltd.                                     2,900     75,675             0.0%
                  Kita-Nippon Bank, Ltd. (The)                                          600     17,318             0.0%
                  Kitagawa Iron Works Co., Ltd.                                         500      9,657             0.0%
                  Kitz Corp.                                                          7,500     52,517             0.0%
                  Kiyo Bank, Ltd. (The)                                               3,100     48,426             0.0%
#*                KLab, Inc.                                                          4,800     34,990             0.0%
                  Kobayashi Pharmaceutical Co., Ltd.                                  3,600    188,851             0.0%
                  Kobe Bussan Co., Ltd.                                               1,100     40,494             0.0%
*                 Kobe Electric Railway Co., Ltd.                                     4,000     13,672             0.0%
                  Kohnan Shoji Co., Ltd.                                              1,900     36,665             0.0%
                  Koito Manufacturing Co., Ltd.                                       6,800    351,377             0.1%
                  Kokuyo Co., Ltd.                                                   11,400    148,044             0.0%
                  Komatsu, Ltd.                                                      20,700    553,136             0.1%
                  Komeri Co., Ltd.                                                    1,300     31,915             0.0%
                  Komori Corp.                                                        4,700     62,116             0.0%
#                 Konami Holdings Corp.                                               4,700    195,648             0.1%
                  Konica Minolta, Inc.                                               22,900    202,725             0.1%
                  Konishi Co., Ltd.                                                   2,400     30,647             0.0%
                  Konoike Transport Co., Ltd.                                         1,000     13,593             0.0%
                  Kose Corp.                                                          2,400    228,012             0.1%
#                 Kotobuki Spirits Co., Ltd.                                          2,100     56,569             0.0%
                  KRS Corp.                                                           1,000     22,597             0.0%
                  Kubota Corp.                                                       27,100    426,901             0.1%
                  Kumagai Gumi Co., Ltd.                                             43,000    115,685             0.0%
#                 Kumiai Chemical Industry Co., Ltd.                                  4,800     27,698             0.0%
#                 Kura Corp.                                                          1,000     41,169             0.0%
                  Kurabo Industries, Ltd.                                             8,000     17,861             0.0%
                  Kuraray Co., Ltd.                                                  28,500    459,965             0.1%
                  Kureha Corp.                                                        1,100     48,756             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Kurimoto, Ltd.                                                       800 $ 15,779             0.0%
                  Kurita Water Industries, Ltd.                                      4,800  123,950             0.0%
                  Kuroda Electric Co., Ltd.                                          1,800   37,551             0.0%
                  Kusuri no Aoki Holdings Co., Ltd.                                  1,400   60,481             0.0%
                  KYB Corp.                                                         13,000   64,213             0.0%
                  Kyocera Corp.                                                        600   33,981             0.0%
                  Kyocera Corp. Sponsored ADR                                        2,000  113,860             0.0%
                  Kyodo Printing Co., Ltd.                                           5,000   16,563             0.0%
                  Kyokuto Kaihatsu Kogyo Co., Ltd.                                   2,700   44,566             0.0%
                  Kyokuto Securities Co., Ltd.                                       1,500   22,363             0.0%
#                 Kyokuyo Co., Ltd.                                                    200    5,265             0.0%
                  KYORIN Holdings, Inc.                                              2,800   58,658             0.0%
                  Kyosan Electric Manufacturing Co., Ltd.                            2,000    8,144             0.0%
                  Kyowa Exeo Corp.                                                  11,100  167,708             0.0%
                  Kyudenko Corp.                                                     4,000  114,623             0.0%
                  Kyushu Financial Group, Inc.                                      15,240   95,023             0.0%
#*                Laox Co., Ltd.                                                       600    2,876             0.0%
                  Lasertec Corp.                                                     3,000   39,082             0.0%
                  Lawson, Inc.                                                       2,700  179,143             0.0%
#                 LEC, Inc.                                                            800   15,980             0.0%
                  Leopalace21 Corp.                                                 19,500  103,649             0.0%
                  Life Corp.                                                         1,400   37,250             0.0%
#                 Lifull Co., Ltd.                                                   6,100   42,812             0.0%
                  Lintec Corp.                                                       4,700  103,629             0.0%
                  Lion Corp.                                                        11,000  198,770             0.1%
                  LIXIL Group Corp.                                                 11,800  294,915             0.1%
#*                M&A Capital Partners Co., Ltd.                                       400   17,921             0.0%
                  M3, Inc.                                                          11,100  283,761             0.1%
#                 Mabuchi Motor Co., Ltd.                                            1,300   73,386             0.0%
                  Macnica Fuji Electronics Holdings, Inc.                            5,500   78,105             0.0%
                  Maeda Corp.                                                       14,000  128,747             0.0%
                  Maeda Road Construction Co., Ltd.                                  5,000   92,197             0.0%
                  Makino Milling Machine Co., Ltd.                                  10,000   89,088             0.0%
                  Makita Corp.                                                       7,400  264,030             0.1%
                  Mandom Corp.                                                       1,000   47,467             0.0%
                  Mani, Inc.                                                           900   23,282             0.0%
                  Mars Engineering Corp.                                               300    6,183             0.0%
#                 Marubun Corp.                                                        800    5,018             0.0%
                  Marudai Food Co., Ltd.                                             7,000   32,047             0.0%
                  Maruha Nichiro Corp.                                               4,200  120,129             0.0%
                  Marui Group Co., Ltd.                                             10,500  143,801             0.0%
                  Maruichi Steel Tube, Ltd.                                          4,000  113,429             0.0%
#                 Marusan Securities Co., Ltd.                                       2,500   19,659             0.0%
                  Maruzen Showa Unyu Co., Ltd.                                       3,000   11,815             0.0%
#                 Marvelous, Inc.                                                    3,000   24,905             0.0%
#                 Matsui Securities Co., Ltd.                                        6,500   52,985             0.0%
                  Matsumotokiyoshi Holdings Co., Ltd.                                2,400  120,367             0.0%
#                 Matsuya Co., Ltd.                                                  2,200   18,584             0.0%
                  Max Co., Ltd.                                                      2,000   29,260             0.0%
                  Mazda Motor Corp.                                                 52,200  771,112             0.1%
                  McDonald's Holdings Co. Japan, Ltd.                                1,100   33,903             0.0%
                  MCJ Co., Ltd.                                                      2,300   26,525             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Mebuki Financial Group, Inc.                                       15,800 $   61,997             0.0%
                  Medipal Holdings Corp.                                             19,300    319,762             0.1%
                  Megmilk Snow Brand Co., Ltd.                                        4,700    140,265             0.0%
                  Meidensha Corp.                                                    15,000     54,843             0.0%
                  MEIJI Holdings Co., Ltd.                                            4,200    357,020             0.1%
                  Meitec Corp.                                                        3,600    155,604             0.0%
                  Melco Holdings, Inc.                                                  800     22,646             0.0%
                  Menicon Co., Ltd.                                                     800     24,948             0.0%
#                 Michinoku Bank, Ltd. (The)                                          9,000     15,122             0.0%
#                 Micronics Japan Co., Ltd.                                           1,600     13,905             0.0%
                  Mie Bank, Ltd. (The)                                                  600     12,511             0.0%
                  Milbon Co., Ltd.                                                    1,200     58,036             0.0%
                  Mimasu Semiconductor Industry Co., Ltd.                             1,000     15,490             0.0%
                  Minato Bank, Ltd. (The)                                               800     15,177             0.0%
                  Minebea Mitsumi, Inc.                                              11,400    164,923             0.0%
                  Ministop Co., Ltd.                                                  1,900     36,317             0.0%
                  Miraca Holdings, Inc.                                               6,500    299,690             0.1%
                  Mirait Holdings Corp.                                               7,900     82,108             0.0%
                  Miroku Jyoho Service Co., Ltd.                                      1,100     20,849             0.0%
                  Misawa Homes Co., Ltd.                                              1,700     15,716             0.0%
                  MISUMI Group, Inc.                                                 13,800    261,442             0.1%
                  Mitani Corp.                                                        1,000     31,187             0.0%
                  Mito Securities Co., Ltd.                                             800      2,112             0.0%
                  Mitsuba Corp.                                                       2,000     37,888             0.0%
                  Mitsubishi Chemical Holdings Corp.                                109,600    857,860             0.2%
                  Mitsubishi Electric Corp.                                          58,800    820,637             0.1%
                  Mitsubishi Estate Co., Ltd.                                        27,000    516,991             0.1%
                  Mitsubishi Gas Chemical Co., Inc.                                  12,400    265,151             0.1%
                  Mitsubishi Heavy Industries, Ltd.                                 133,000    532,913             0.1%
                  Mitsubishi Logistics Corp.                                          8,000    103,500             0.0%
#                 Mitsubishi Motors Corp.                                            45,500    291,407             0.1%
                  Mitsubishi Nichiyu Forklift Co., Ltd.                               2,600     15,898             0.0%
*                 Mitsubishi Paper Mills, Ltd.                                        1,100      7,574             0.0%
                  Mitsubishi Research Institute, Inc.                                   400     11,589             0.0%
                  Mitsubishi Shokuhin Co., Ltd.                                       1,400     44,775             0.0%
                  Mitsubishi Tanabe Pharma Corp.                                      9,700    197,035             0.1%
                  Mitsubishi UFJ Financial Group, Inc.                              323,100  2,047,353             0.3%
                  Mitsubishi UFJ Financial Group, Inc. Sponsored ADR                 27,043    171,453             0.0%
                  Mitsubishi UFJ Lease & Finance Co., Ltd.                           44,900    234,641             0.1%
                  Mitsuboshi Belting, Ltd.                                            4,000     38,336             0.0%
                  Mitsui Chemicals, Inc.                                             78,000    399,102             0.1%
                  Mitsui Engineering & Shipbuilding Co., Ltd.                        85,000    130,484             0.0%
                  Mitsui Fudosan Co., Ltd.                                           17,000    374,038             0.1%
                  Mitsui Home Co., Ltd.                                               3,000     18,152             0.0%
                  Mitsui Mining & Smelting Co., Ltd.                                 77,000    259,809             0.1%
                  Mitsui Sugar Co., Ltd.                                              1,000     24,654             0.0%
                  Miyazaki Bank, Ltd. (The)                                           7,000     21,507             0.0%
                  Mizuho Financial Group, Inc.                                      305,640    558,688             0.1%
                  Mizuho Financial Group, Inc. ADR                                   28,400    104,512             0.0%
                  Mizuno Corp.                                                       11,000     56,874             0.0%
                  Mochida Pharmaceutical Co., Ltd.                                    1,000     75,460             0.0%
                  Modec, Inc.                                                         2,100     44,206             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
JAPAN -- (Continued)
#                 Monex Group, Inc.                                                  13,000 $ 32,552             0.0%
#                 MonotaRO Co., Ltd.                                                  6,400  208,298             0.1%
                  Morinaga & Co., Ltd.                                                2,200  103,962             0.0%
                  Morinaga Milk Industry Co., Ltd.                                   14,000  110,672             0.0%
                  Morita Holdings Corp.                                               3,000   43,854             0.0%
                  Morito Co., Ltd.                                                    2,600   21,133             0.0%
                  Mory Industries, Inc.                                                 400    8,025             0.0%
                  MS&AD Insurance Group Holdings, Inc.                               18,852  614,652             0.1%
                  MTI, Ltd.                                                           1,800   10,261             0.0%
                  Musashi Seimitsu Industry Co., Ltd.                                 1,700   41,757             0.0%
                  Musashino Bank, Ltd. (The)                                          1,700   49,466             0.0%
                  Nabtesco Corp.                                                     10,900  309,019             0.1%
                  Nachi-Fujikoshi Corp.                                              18,000   95,980             0.0%
#                 Nagano Bank, Ltd. (The)                                               700   12,502             0.0%
                  Nagase & Co., Ltd.                                                 17,300  250,864             0.1%
                  Nagoya Railroad Co., Ltd.                                          31,000  142,410             0.0%
                  Nakamuraya Co., Ltd.                                                  100    4,208             0.0%
                  Nakanishi, Inc.                                                     1,000   39,349             0.0%
                  Namura Shipbuilding Co., Ltd.                                       5,200   33,595             0.0%
                  Nankai Electric Railway Co., Ltd.                                  21,000  103,275             0.0%
                  Nanto Bank, Ltd. (The)                                              1,600   60,547             0.0%
#                 Natori Co., Ltd.                                                      500    8,412             0.0%
                  NEC Corp.                                                         243,000  604,215             0.1%
                  NEC Networks & System Integration Corp.                             1,600   33,447             0.0%
                  NET One Systems Co., Ltd.                                           5,900   53,833             0.0%
                  Nexon Co., Ltd.                                                     6,300  107,222             0.0%
                  NGK Insulators, Ltd.                                                4,600   98,422             0.0%
                  NHK Spring Co., Ltd.                                               19,700  220,066             0.1%
#                 Nichi-iko Pharmaceutical Co., Ltd.                                  2,900   45,019             0.0%
                  Nichia Steel Works, Ltd.                                            1,000    2,333             0.0%
                  Nichias Corp.                                                       7,000   71,455             0.0%
                  Nichiban Co., Ltd.                                                  3,000   23,355             0.0%
                  Nichiden Corp.                                                        400   12,276             0.0%
                  Nichiha Corp.                                                       2,000   62,739             0.0%
                  NichiiGakkan Co., Ltd.                                              3,100   23,505             0.0%
                  Nichirei Corp.                                                      8,800  219,055             0.1%
                  Nichireki Co., Ltd.                                                 3,000   25,934             0.0%
                  Nichirin Co., Ltd.                                                  1,100   20,520             0.0%
                  Nidec Corp.                                                         4,900  449,594             0.1%
#                 Nidec Corp. Sponsored ADR                                           7,900  181,858             0.0%
                  Nifco, Inc.                                                         6,000  299,620             0.1%
                  Nihon Chouzai Co., Ltd.                                               400   14,019             0.0%
                  Nihon House Holdings Co., Ltd.                                        700    2,971             0.0%
                  Nihon Kohden Corp.                                                  6,900  156,263             0.0%
#                 Nihon M&A Center, Inc.                                              9,100  310,791             0.1%
                  Nihon Nohyaku Co., Ltd.                                             6,700   42,994             0.0%
                  Nihon Parkerizing Co., Ltd.                                         9,500  121,947             0.0%
                  Nihon Plast Co., Ltd.                                               1,900   23,338             0.0%
                  Nihon Tokushu Toryo Co., Ltd.                                       1,500   22,869             0.0%
                  Nihon Unisys, Ltd.                                                  4,400   61,688             0.0%
                  Nihon Yamamura Glass Co., Ltd.                                      3,000    5,037             0.0%
                  Nikkiso Co., Ltd.                                                   5,500   56,166             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Nikkon Holdings Co., Ltd.                                           4,200 $   87,818             0.0%
                  Nikon Corp.                                                        14,600    208,421             0.1%
                  Nintendo Co., Ltd.                                                  2,100    531,437             0.1%
                  Nippo Corp.                                                         5,000     96,331             0.0%
                  Nippon Beet Sugar Manufacturing Co., Ltd.                             900     18,805             0.0%
#                 Nippon Carbon Co., Ltd.                                             9,000     25,342             0.0%
                  Nippon Chemi-Con Corp.                                              6,000     20,358             0.0%
                  Nippon Coke & Engineering Co., Ltd.                                 3,500      3,107             0.0%
                  Nippon Densetsu Kogyo Co., Ltd.                                     2,900     57,322             0.0%
                  Nippon Express Co., Ltd.                                           34,000    186,642             0.0%
                  Nippon Flour Mills Co., Ltd.                                        3,500     52,507             0.0%
                  Nippon Gas Co., Ltd.                                                3,600    103,454             0.0%
                  Nippon Kayaku Co., Ltd.                                            20,000    273,258             0.1%
                  Nippon Koei Co., Ltd.                                                 800     21,430             0.0%
                  Nippon Light Metal Holdings Co., Ltd.                              75,100    167,794             0.0%
                  Nippon Paint Holdings Co., Ltd.                                    12,700    487,151             0.1%
                  Nippon Paper Industries Co., Ltd.                                   3,500     66,171             0.0%
                  Nippon Pillar Packing Co., Ltd.                                       800     11,215             0.0%
                  Nippon Road Co., Ltd. (The)                                         5,000     22,430             0.0%
                  Nippon Seiki Co., Ltd.                                              3,000     62,521             0.0%
#*                Nippon Sharyo, Ltd.                                                 8,000     21,176             0.0%
*                 Nippon Sheet Glass Co., Ltd.                                        5,180     40,301             0.0%
                  Nippon Shinyaku Co., Ltd.                                           2,600    138,265             0.0%
                  Nippon Shokubai Co., Ltd.                                           2,000    134,349             0.0%
                  Nippon Signal Co., Ltd.                                             2,700     25,881             0.0%
                  Nippon Soda Co., Ltd.                                              14,000     75,861             0.0%
                  Nippon Steel & Sumikin Bussan Corp.                                 1,700     69,959             0.0%
                  Nippon Suisan Kaisha, Ltd.                                         38,300    184,895             0.0%
                  Nippon Telegraph & Telephone Corp.                                  8,700    372,844             0.1%
                  Nippon Thompson Co., Ltd.                                           3,000     16,355             0.0%
                  Nippon Valqua Industries, Ltd.                                        600     10,243             0.0%
                  Nippon Yakin Kogyo Co., Ltd.                                        2,000      3,605             0.0%
                  Nipro Corp.                                                        17,900    271,605             0.1%
                  Nishi-Nippon Financial Holdings, Inc.                               6,400     61,027             0.0%
                  Nishi-Nippon Railroad Co., Ltd.                                    15,000     63,451             0.0%
                  Nishimatsu Construction Co., Ltd.                                  25,000    127,164             0.0%
                  Nishimatsuya Chain Co., Ltd.                                        2,600     27,586             0.0%
                  Nishio Rent All Co., Ltd.                                           2,200     66,535             0.0%
                  Nissan Chemical Industries, Ltd.                                    5,200    161,280             0.0%
                  Nissan Motor Co., Ltd.                                            107,800  1,026,856             0.2%
                  Nissan Shatai Co., Ltd.                                             6,800     64,027             0.0%
                  Nissei ASB Machine Co., Ltd.                                          100      2,570             0.0%
                  Nissei Build Kogyo Co., Ltd.                                        6,000     29,742             0.0%
                  Nisshin Oillio Group, Ltd. (The)                                   11,000     65,096             0.0%
                  Nisshin Seifun Group, Inc.                                          6,280     96,490             0.0%
                  Nisshinbo Holdings, Inc.                                            8,000     81,777             0.0%
                  Nissin Electric Co., Ltd.                                           6,000     70,926             0.0%
                  Nissin Foods Holdings Co., Ltd.                                     1,200     68,714             0.0%
                  Nissin Kogyo Co., Ltd.                                              2,100     36,111             0.0%
                  Nissin Sugar Co., Ltd.                                                800     13,438             0.0%
                  Nissui Pharmaceutical Co., Ltd.                                     1,700     21,308             0.0%
                  Nitori Holdings Co., Ltd.                                           2,800    364,314             0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Nitta Corp.                                                          800 $ 22,613             0.0%
                  Nittetsu Mining Co., Ltd.                                            300   15,990             0.0%
                  Nitto Boseki Co., Ltd.                                             8,000   40,424             0.0%
                  Nitto Denko Corp.                                                  3,600  271,082             0.1%
                  Nitto Kogyo Corp.                                                  2,500   36,027             0.0%
                  Nittoc Construction Co., Ltd.                                      1,700    6,835             0.0%
                  Noevir Holdings Co., Ltd.                                            700   28,859             0.0%
                  NOF Corp.                                                         12,000  135,221             0.0%
                  Nohmi Bosai, Ltd.                                                  3,000   41,651             0.0%
                  Nojima Corp.                                                       2,400   35,804             0.0%
                  NOK Corp.                                                          4,100   97,725             0.0%
                  Nomura Co., Ltd.                                                   3,500   66,947             0.0%
                  Nomura Holdings, Inc.                                             45,000  270,433             0.1%
#                 Nomura Holdings, Inc. Sponsored ADR                               48,288  291,660             0.1%
                  Nomura Real Estate Holdings, Inc.                                 15,500  262,171             0.1%
                  Nomura Research Institute, Ltd.                                    4,422  153,978             0.0%
                  Noritake Co., Ltd.                                                 1,000   26,829             0.0%
                  Noritz Corp.                                                       2,100   40,841             0.0%
                  NS Solutions Corp.                                                 2,600   56,969             0.0%
                  NSD Co., Ltd.                                                      2,300   37,492             0.0%
                  NSK, Ltd.                                                         13,000  177,776             0.0%
                  NTN Corp.                                                         32,000  163,112             0.0%
                  NTT Data Corp.                                                     4,700  218,243             0.1%
                  NTT DOCOMO, Inc.                                                  37,100  897,711             0.2%
                  NTT DOCOMO, Inc. Sponsored ADR                                     6,786  164,357             0.0%
                  NTT Urban Development Corp.                                        6,000   54,150             0.0%
#                 Nuflare Technology, Inc.                                             600   31,826             0.0%
                  Obara Group, Inc.                                                  1,100   50,244             0.0%
                  Obayashi Corp.                                                    53,600  520,396             0.1%
                  Obic Co., Ltd.                                                     1,400   75,636             0.0%
                  Odakyu Electric Railway Co., Ltd.                                  8,900  172,774             0.0%
                  Ogaki Kyoritsu Bank, Ltd. (The)                                   16,000   46,717             0.0%
#                 Ohara, Inc.                                                          300    2,823             0.0%
                  Ohsho Food Service Corp.                                             600   22,372             0.0%
                  Oiles Corp.                                                        1,800   32,711             0.0%
                  Oita Bank, Ltd. (The)                                              6,000   23,220             0.0%
                  Oji Holdings Corp.                                                38,000  183,920             0.0%
                  Okabe Co., Ltd.                                                    4,100   36,746             0.0%
                  Okamoto Industries, Inc.                                           6,000   65,045             0.0%
                  Okamura Corp.                                                      5,900   52,241             0.0%
                  Okasan Securities Group, Inc.                                     15,000   87,466             0.0%
                  Oki Electric Industry Co., Ltd.                                    8,000  119,544             0.0%
#                 Okinawa Cellular Telephone Co.                                       700   22,822             0.0%
                  OKUMA Corp.                                                        9,000   94,400             0.0%
                  Okumura Corp.                                                     16,000   98,888             0.0%
                  Okura Industrial Co., Ltd.                                         2,000    9,470             0.0%
                  Okuwa Co., Ltd.                                                    2,000   21,133             0.0%
                  Olympus Corp.                                                     12,200  470,405             0.1%
                  Omron Corp.                                                        4,500  188,403             0.0%
                  Ono Pharmaceutical Co., Ltd.                                       5,700  117,572             0.0%
                  Onoken Co., Ltd.                                                   1,100   15,250             0.0%
#                 Onward Holdings Co., Ltd.                                         14,000  104,036             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Open House Co., Ltd.                                               3,800 $ 93,213             0.0%
                  Optex Group Co., Ltd.                                                300    8,316             0.0%
                  Oracle Corp. Japan                                                 2,000  115,229             0.0%
                  Organo Corp.                                                       2,000    9,171             0.0%
#                 Orient Corp.                                                      45,600   81,390             0.0%
                  Oriental Land Co., Ltd.                                            5,600  321,632             0.1%
                  Origin Electric Co., Ltd.                                          2,000    5,648             0.0%
                  ORIX Corp.                                                           400    6,113             0.0%
                  Osaka Gas Co., Ltd.                                               74,000  276,999             0.1%
                  Osaka Soda Co., Ltd.                                               4,000   18,157             0.0%
                  Osaki Electric Co., Ltd.                                           4,000   32,470             0.0%
#                 OSG Corp.                                                          8,700  179,233             0.0%
                  OSJB Holdings Corp.                                               11,900   28,085             0.0%
                  Otsuka Corp.                                                       3,100  166,052             0.0%
                  Otsuka Holdings Co., Ltd.                                          2,900  133,571             0.0%
#                 Outsourcing, Inc.                                                  2,000   76,720             0.0%
                  Oyo Corp.                                                          2,100   26,652             0.0%
                  Pacific Industrial Co., Ltd.                                       2,100   29,528             0.0%
*                 Pacific Metals Co., Ltd.                                           7,000   22,737             0.0%
                  Pack Corp. (The)                                                     700   19,732             0.0%
                  PAL GROUP Holdings Co., Ltd.                                       1,100   29,251             0.0%
                  PALTAC Corp.                                                       2,000   59,035             0.0%
#                 PanaHome Corp.                                                     8,000   88,880             0.0%
                  Panasonic Corp.                                                   61,000  729,453             0.1%
#                 Panasonic Corp. Sponsored ADR                                     24,160  290,162             0.1%
                  Paramount Bed Holdings Co., Ltd.                                   1,500   62,965             0.0%
                  Parco Co., Ltd.                                                      900    9,363             0.0%
                  Paris Miki Holdings, Inc.                                          2,800   11,697             0.0%
                  Park24 Co., Ltd.                                                   8,400  216,736             0.1%
#                 Pasona Group, Inc.                                                   500    3,716             0.0%
#                 PC Depot Corp.                                                     3,840   19,347             0.0%
                  Penta-Ocean Construction Co., Ltd.                                32,600  165,155             0.0%
#*                PeptiDream, Inc.                                                   2,500  149,669             0.0%
                  Pigeon Corp.                                                      13,300  412,378             0.1%
                  Pilot Corp.                                                        2,600  105,697             0.0%
                  Piolax, Inc.                                                       1,500   34,494             0.0%
#*                Pioneer Corp.                                                     44,000   79,419             0.0%
                  Plenus Co., Ltd.                                                   1,100   23,030             0.0%
                  Pola Orbis Holdings, Inc.                                          4,000   92,371             0.0%
                  Press Kogyo Co., Ltd.                                              6,000   29,118             0.0%
                  Pressance Corp.                                                    4,300   49,734             0.0%
                  Prestige International, Inc.                                       2,000   17,956             0.0%
                  Pronexus, Inc.                                                       600    7,516             0.0%
                  Qol Co., Ltd.                                                      1,800   24,567             0.0%
                  Raito Kogyo Co., Ltd.                                              3,300   32,801             0.0%
                  Rakuten, Inc.                                                     18,300  187,466             0.0%
                  Recruit Holdings Co., Ltd.                                        14,300  722,755             0.1%
                  Relia, Inc.                                                        1,400   13,839             0.0%
                  Relo Group, Inc.                                                  10,700  175,563             0.0%
                  Rengo Co., Ltd.                                                   21,900  132,428             0.0%
                  Resona Holdings, Inc.                                             65,300  363,015             0.1%
                  Ricoh Co., Ltd.                                                   36,800  306,743             0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Ricoh Leasing Co., Ltd.                                            1,700 $ 55,074             0.0%
                  Riken Corp.                                                          500   21,883             0.0%
                  Riken Keiki Co., Ltd.                                              1,500   22,275             0.0%
                  Ringer Hut Co., Ltd.                                               2,000   40,996             0.0%
                  Rinnai Corp.                                                       1,000   83,158             0.0%
                  Riso Kagaku Corp.                                                  2,100   36,961             0.0%
                  Rohto Pharmaceutical Co., Ltd.                                     6,500  121,355             0.0%
                  Rokko Butter Co., Ltd.                                             1,000   21,728             0.0%
                  Roland DG Corp.                                                    1,200   35,916             0.0%
                  Round One Corp.                                                    4,500   38,432             0.0%
                  Ryoden Corp.                                                       2,000   12,652             0.0%
                  Ryohin Keikaku Co., Ltd.                                           1,400  315,699             0.1%
                  Ryosan Co., Ltd.                                                     400   13,088             0.0%
#                 S Foods, Inc.                                                        600   18,742             0.0%
                  Sac's Bar Holdings, Inc.                                           1,600   17,847             0.0%
                  Saizeriya Co., Ltd.                                                1,800   50,550             0.0%
                  Sakai Chemical Industry Co., Ltd.                                  7,000   23,987             0.0%
                  Sakata INX Corp.                                                   3,000   42,374             0.0%
                  San-A Co., Ltd.                                                    1,400   63,606             0.0%
                  San-Ai Oil Co., Ltd.                                               5,600   47,569             0.0%
*                 Sanden Holdings Corp.                                              6,000   18,641             0.0%
                  Sangetsu Corp.                                                     2,600   45,878             0.0%
                  Sanki Engineering Co., Ltd.                                        5,200   44,989             0.0%
                  Sankyo Co., Ltd.                                                   3,600  125,551             0.0%
                  Sankyo Tateyama, Inc.                                              1,400   20,486             0.0%
                  Sankyu, Inc.                                                      29,000  184,176             0.0%
                  Sanoh Industrial Co., Ltd.                                         1,100    7,883             0.0%
#                 Sanrio Co., Ltd.                                                   2,600   47,505             0.0%
                  Sanshin Electronics Co., Ltd.                                      2,400   28,337             0.0%
                  Santen Pharmaceutical Co., Ltd.                                   17,300  243,423             0.1%
                  Sanwa Holdings Corp.                                              48,700  490,904             0.1%
                  Sanyo Chemical Industries, Ltd.                                    1,400   62,779             0.0%
                  Sanyo Denki Co., Ltd.                                              4,000   32,977             0.0%
                  Sanyo Electric Railway Co., Ltd.                                   7,000   36,108             0.0%
#                 Sanyo Shokai, Ltd.                                                 9,000   13,261             0.0%
                  Sapporo Holdings, Ltd.                                             6,600  184,673             0.0%
                  Sato Holdings Corp.                                                2,000   45,701             0.0%
                  Sawada Holdings Co., Ltd.                                          1,300   11,703             0.0%
                  Sawai Pharmaceutical Co., Ltd.                                     2,000  109,290             0.0%
                  SBI Holdings, Inc.                                                25,800  357,902             0.1%
                  SCREEN Holdings Co., Ltd.                                          3,400  246,963             0.1%
                  SCSK Corp.                                                         1,743   70,169             0.0%
                  Secom Co., Ltd.                                                   10,200  740,754             0.1%
                  Sega Sammy Holdings, Inc.                                         12,500  167,831             0.0%
#                 Seibu Holdings, Inc.                                               5,300   92,591             0.0%
                  Seikitokyu Kogyo Co., Ltd.                                           100      539             0.0%
                  Seiko Epson Corp.                                                 11,900  243,751             0.1%
                  Seiko Holdings Corp.                                              11,000   45,821             0.0%
                  Seino Holdings Co., Ltd.                                           7,800   90,339             0.0%
                  Seiren Co., Ltd.                                                   4,800   71,289             0.0%
                  Sekisui House, Ltd.                                               30,700  509,982             0.1%
                  Sekisui Jushi Corp.                                                2,000   35,270             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Sekisui Plastics Co., Ltd.                                          2,500 $   18,258             0.0%
                  Senko Group Holdings Co., Ltd.                                     11,720     76,320             0.0%
                  Senshu Ikeda Holdings, Inc.                                         7,200     30,361             0.0%
                  Senshukai Co., Ltd.                                                 1,600     11,727             0.0%
#                 Septeni Holdings Co., Ltd.                                          3,000     10,467             0.0%
                  Seria Co., Ltd.                                                     2,800    125,436             0.0%
                  Seven & I Holdings Co., Ltd.                                       22,100    933,371             0.2%
#                 Seven Bank, Ltd.                                                  114,200    383,560             0.1%
                  Shibuya Corp.                                                       1,400     37,252             0.0%
#                 Shiga Bank, Ltd. (The)                                             14,000     73,161             0.0%
                  Shikoku Bank, Ltd. (The)                                           12,000     34,566             0.0%
                  Shikoku Chemicals Corp.                                             2,000     22,888             0.0%
                  Shima Seiki Manufacturing, Ltd.                                     1,700     61,637             0.0%
                  Shimachu Co., Ltd.                                                  3,700     85,559             0.0%
                  Shimadzu Corp.                                                     12,000    203,710             0.1%
                  Shimamura Co., Ltd.                                                   800    109,489             0.0%
                  Shimano, Inc.                                                       2,200    336,697             0.1%
                  Shimizu Bank, Ltd. (The)                                              500     15,511             0.0%
                  Shimizu Corp.                                                      32,000    306,878             0.1%
                  Shin-Etsu Chemical Co., Ltd.                                        6,800    591,040             0.1%
                  Shin-Etsu Polymer Co., Ltd.                                         4,700     35,498             0.0%
                  Shinko Plantech Co., Ltd.                                           2,900     21,685             0.0%
                  Shinko Shoji Co., Ltd.                                              1,000     11,705             0.0%
                  Shinmaywa Industries, Ltd.                                         10,000     84,275             0.0%
                  Shinnihon Corp.                                                     3,200     25,154             0.0%
                  Shinoken Group Co., Ltd.                                              300      5,590             0.0%
                  Shinsei Bank, Ltd.                                                 95,000    177,370             0.0%
                  Shionogi & Co., Ltd.                                                8,700    448,031             0.1%
                  Ship Healthcare Holdings, Inc.                                      3,900    104,956             0.0%
                  Shiseido Co., Ltd.                                                 26,900    728,737             0.1%
                  Shizuoka Bank, Ltd. (The)                                          11,000     92,847             0.0%
                  Shizuoka Gas Co., Ltd.                                              6,500     44,171             0.0%
#                 Shoei Foods Corp.                                                     900     20,269             0.0%
                  Shofu, Inc.                                                         1,900     22,298             0.0%
*                 Showa Corp.                                                         4,300     36,693             0.0%
*                 Showa Denko K.K.                                                   10,700    204,369             0.1%
                  Showa Sangyo Co., Ltd.                                              5,000     26,759             0.0%
                  Showa Shell Sekiyu K.K.                                             9,600     92,715             0.0%
                  Sinanen Holdings Co., Ltd.                                            800     15,988             0.0%
                  Sinfonia Technology Co., Ltd.                                      11,000     30,801             0.0%
                  Sinko Industries, Ltd.                                              1,300     20,211             0.0%
                  Sintokogio, Ltd.                                                    4,000     34,829             0.0%
                  SKY Perfect JSAT Holdings, Inc.                                    15,300     70,164             0.0%
                  Skylark Co., Ltd.                                                   9,400    142,166             0.0%
                  SMC Corp.                                                           1,000    281,864             0.1%
#                 SMS Co., Ltd.                                                       2,600     69,203             0.0%
                  Sodick Co., Ltd.                                                    3,900     38,020             0.0%
                  SoftBank Group Corp.                                               32,984  2,501,955             0.4%
                  Sogo Medical Co., Ltd.                                              1,000     39,383             0.0%
                  Sohgo Security Services Co., Ltd.                                   3,900    170,267             0.0%
                  Sompo Holdings, Inc.                                               12,100    457,265             0.1%
#                 Sony Financial Holdings, Inc.                                       4,200     69,857             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
#*                Sosei Group Corp.                                                   1,500 $  154,269             0.0%
                  Sotetsu Holdings, Inc.                                             17,000     79,042             0.0%
#                 Sparx Group Co., Ltd.                                               7,000     13,076             0.0%
                  Square Enix Holdings Co., Ltd.                                      5,100    146,840             0.0%
                  SRA Holdings                                                          400     10,619             0.0%
                  ST Corp.                                                              700     11,143             0.0%
                  St Marc Holdings Co., Ltd.                                          1,200     36,555             0.0%
                  Star Micronics Co., Ltd.                                            3,000     50,233             0.0%
                  Start Today Co., Ltd.                                               9,900    211,249             0.1%
                  Starts Corp., Inc.                                                  3,500     77,515             0.0%
#                 Stella Chemifa Corp.                                                1,700     44,817             0.0%
                  Studio Alice Co., Ltd.                                                700     14,827             0.0%
                  Subaru Corp.                                                       23,200    879,560             0.2%
                  Sugi Holdings Co., Ltd.                                             2,100    104,067             0.0%
                  Sumida Corp.                                                        1,700     20,303             0.0%
                  Suminoe Textile Co., Ltd.                                           5,000     11,129             0.0%
                  Sumitomo Bakelite Co., Ltd.                                        20,000    128,524             0.0%
                  Sumitomo Chemical Co., Ltd.                                       163,231    921,195             0.2%
                  Sumitomo Dainippon Pharma Co., Ltd.                                 5,600     91,970             0.0%
                  Sumitomo Densetsu Co., Ltd.                                         2,100     24,210             0.0%
                  Sumitomo Electric Industries, Ltd.                                 16,400    267,844             0.1%
                  Sumitomo Forestry Co., Ltd.                                         9,900    151,581             0.0%
                  Sumitomo Heavy Industries, Ltd.                                    57,000    397,636             0.1%
                  Sumitomo Metal Mining Co., Ltd.                                    19,000    257,288             0.1%
                  Sumitomo Mitsui Construction Co., Ltd.                             95,500    103,562             0.0%
                  Sumitomo Mitsui Financial Group, Inc.                              36,000  1,336,702             0.2%
                  Sumitomo Mitsui Trust Holdings, Inc.                                8,200    280,897             0.1%
                  Sumitomo Real Estate Sales Co., Ltd.                                1,000     32,243             0.0%
                  Sumitomo Realty & Development Co., Ltd.                            11,000    297,171             0.1%
                  Sumitomo Seika Chemicals Co., Ltd.                                    800     34,095             0.0%
                  Sumitomo Warehouse Co., Ltd. (The)                                 12,000     72,819             0.0%
                  Sun Frontier Fudousan Co., Ltd.                                     1,300     11,363             0.0%
                  Sundrug Co., Ltd.                                                   3,800    133,270             0.0%
                  Suntory Beverage & Food, Ltd.                                       5,200    234,283             0.1%
                  Suzuken Co., Ltd.                                                   5,890    194,905             0.1%
                  Suzuki Motor Corp.                                                 14,300    597,782             0.1%
*                 SWCC Showa Holdings Co., Ltd.                                      29,000     21,321             0.0%
                  Sysmex Corp.                                                        6,900    420,262             0.1%
                  Systena Corp.                                                       1,700     29,218             0.0%
                  T Hasegawa Co., Ltd.                                                  400      7,767             0.0%
                  T&D Holdings, Inc.                                                 33,000    490,695             0.1%
                  T&K Toka Co., Ltd.                                                  1,000      9,856             0.0%
                  T-Gaia Corp.                                                        2,700     46,588             0.0%
                  Tachi-S Co., Ltd.                                                   1,500     28,788             0.0%
                  Tadano, Ltd.                                                       10,100    130,480             0.0%
                  Taihei Dengyo Kaisha, Ltd.                                          3,000     29,785             0.0%
                  Taiho Kogyo Co., Ltd.                                               1,600     20,958             0.0%
                  Taikisha, Ltd.                                                      2,500     62,316             0.0%
                  Taiko Bank, Ltd. (The)                                              7,000     15,274             0.0%
                  Taisei Corp.                                                       57,000    434,647             0.1%
                  Taisho Pharmaceutical Holdings Co., Ltd.                              900     74,053             0.0%
                  Taiyo Holdings Co., Ltd.                                            1,900     84,941             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Taiyo Nippon Sanso Corp.                                           3,300 $ 39,449             0.0%
                  Takamatsu Construction Group Co., Ltd.                             2,400   57,355             0.0%
                  Takara Holdings, Inc.                                              7,600   81,464             0.0%
#                 Takara Leben Co., Ltd.                                             9,800   46,070             0.0%
                  Takara Standard Co., Ltd.                                          3,300   54,760             0.0%
                  Takasago International Corp.                                       1,900   63,275             0.0%
                  Takasago Thermal Engineering Co., Ltd.                             4,900   75,809             0.0%
                  Takashimaya Co., Ltd.                                             24,000  220,992             0.1%
#*                Takata Corp.                                                       1,000    3,596             0.0%
                  Takeda Pharmaceutical Co., Ltd.                                   19,500  935,485             0.2%
                  Takeei Corp.                                                       3,000   26,600             0.0%
                  Takeuchi Manufacturing Co., Ltd.                                   3,300   58,684             0.0%
                  Takuma Co., Ltd.                                                   6,000   62,314             0.0%
                  Tamron Co., Ltd.                                                   1,000   18,704             0.0%
                  Tamura Corp.                                                       4,000   19,209             0.0%
                  Tanseisha Co., Ltd.                                                1,900   16,947             0.0%
#                 TASAKI & Co., Ltd.                                                 1,200   23,675             0.0%
                  Tatsuta Electric Wire and Cable Co., Ltd.                          4,900   24,127             0.0%
                  Tayca Corp.                                                        3,000   19,670             0.0%
                  TechnoPro Holdings, Inc.                                           4,600  179,890             0.0%
                  Teijin, Ltd.                                                      22,300  432,071             0.1%
                  Teikoku Sen-I Co., Ltd.                                            1,100   17,405             0.0%
                  Tekken Corp.                                                       4,000   11,839             0.0%
                  Temp Holdings Co., Ltd.                                           18,600  350,017             0.1%
                  Tenma Corp.                                                        2,100   39,109             0.0%
                  Terumo Corp.                                                       4,400  160,681             0.0%
                  THK Co., Ltd.                                                      5,200  134,124             0.0%
                  TIS, Inc.                                                          8,300  209,208             0.1%
                  TKC Corp.                                                            900   24,475             0.0%
*                 Toa Corp.(6894508)                                                 1,300   23,912             0.0%
                  Toa Corp.(6894434)                                                   900    7,723             0.0%
                  TOA ROAD Corp.                                                     3,000    9,279             0.0%
                  Toagosei Co., Ltd.                                                10,800  126,880             0.0%
                  Tobishima Corp.                                                   13,200   19,876             0.0%
                  Tobu Railway Co., Ltd.                                            31,000  157,225             0.0%
                  Tocalo Co., Ltd.                                                   1,100   29,660             0.0%
                  Tochigi Bank, Ltd. (The)                                           5,000   23,880             0.0%
                  Toda Corp.                                                        18,000  111,117             0.0%
                  Toei Co., Ltd.                                                     7,000   60,636             0.0%
                  Toenec Corp.                                                       4,000   21,163             0.0%
                  Toho Bank, Ltd. (The)                                              6,000   22,029             0.0%
                  Toho Co., Ltd.(6895211)                                              200    4,942             0.0%
                  Toho Co., Ltd.(6895200)                                            2,700   77,498             0.0%
                  Toho Gas Co., Ltd.                                                45,000  321,658             0.1%
#                 Toho Holdings Co., Ltd.                                            7,400  160,884             0.0%
                  Toho Titanium Co., Ltd.                                            4,300   29,131             0.0%
                  Toho Zinc Co., Ltd.                                               16,000   70,738             0.0%
                  Tokai Carbon Co., Ltd.                                            23,100  101,136             0.0%
                  Tokai Corp.                                                          900   33,229             0.0%
                  TOKAI Holdings Corp.                                               4,600   35,418             0.0%
                  Tokai Rika Co., Ltd.                                               2,800   52,126             0.0%
                  Tokai Tokyo Financial Holdings, Inc.                               5,800   29,361             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Token Corp.                                                          820 $ 64,911             0.0%
                  Tokio Marine Holdings, Inc.                                       20,900  881,218             0.2%
                  Tokushu Tokai Paper Co., Ltd.                                      1,000   36,888             0.0%
*                 Tokuyama Corp.                                                    31,000  152,614             0.0%
                  Tokyo Broadcasting System Holdings, Inc.                           4,800   85,203             0.0%
                  Tokyo Dome Corp.                                                   3,400   31,436             0.0%
                  Tokyo Electron, Ltd.                                               5,600  679,804             0.1%
                  Tokyo Energy & Systems, Inc.                                       2,000   16,825             0.0%
                  Tokyo Gas Co., Ltd.                                               79,000  366,789             0.1%
#                 Tokyo Keiki, Inc.                                                 11,000   22,897             0.0%
                  Tokyo Ohka Kogyo Co., Ltd.                                         4,200  136,152             0.0%
                  Tokyo Rope Manufacturing Co., Ltd.                                   900   13,774             0.0%
                  Tokyo Seimitsu Co., Ltd.                                           2,100   65,135             0.0%
                  Tokyo Tatemono Co., Ltd.                                          14,300  195,367             0.1%
                  Tokyo TY Financial Group, Inc.                                     2,485   72,314             0.0%
                  Tokyu Construction Co., Ltd.                                       8,900   72,591             0.0%
                  Tokyu Corp.                                                       35,765  256,169             0.1%
                  Tokyu Fudosan Holdings Corp.                                      53,100  289,996             0.1%
                  Tokyu Recreation Co., Ltd.                                         3,000   21,624             0.0%
                  TOMONY Holdings, Inc.                                              8,700   46,239             0.0%
                  Tomy Co., Ltd.                                                     7,000   69,695             0.0%
                  Tonami Holdings Co., Ltd.                                          3,000   10,308             0.0%
                  Topcon Corp.                                                       7,500  132,511             0.0%
                  Toppan Forms Co., Ltd.                                             4,300   43,390             0.0%
                  Toppan Printing Co., Ltd.                                         13,000  130,868             0.0%
                  Topre Corp.                                                        2,800   74,643             0.0%
                  Toray Industries, Inc.                                            47,807  423,110             0.1%
                  Toridoll Holdings Corp.                                            1,400   33,710             0.0%
                  Torii Pharmaceutical Co., Ltd.                                       600   14,590             0.0%
                  Torishima Pump Manufacturing Co., Ltd.                             1,100   10,252             0.0%
                  Tosei Corp.                                                        1,800   12,727             0.0%
*                 Toshiba Corp.                                                     60,000  121,030             0.0%
                  Toshiba Machine Co., Ltd.                                          8,000   33,240             0.0%
                  Toshiba Plant Systems & Services Corp.                             3,300   53,690             0.0%
*                 Toshiba TEC Corp.                                                 13,000   68,089             0.0%
                  Tosho Printing Co., Ltd.                                           5,000   22,563             0.0%
                  Tosoh Corp.                                                       10,000   93,986             0.0%
#                 Totetsu Kogyo Co., Ltd.                                            2,500   72,270             0.0%
                  TOTO, Ltd.                                                         4,700  179,316             0.0%
                  Towa Corp.                                                         2,800   47,523             0.0%
                  Towa Pharmaceutical Co., Ltd.                                        600   29,943             0.0%
                  Toyo Construction Co., Ltd.                                        9,000   32,390             0.0%
                  Toyo Corp.                                                         2,500   24,313             0.0%
*                 Toyo Engineering Corp.                                            10,000   24,971             0.0%
                  Toyo Ink SC Holdings Co., Ltd.                                    29,000  142,596             0.0%
                  Toyo Kanetsu K.K.                                                 16,000   40,902             0.0%
                  Toyo Securities Co., Ltd.                                          4,000    9,597             0.0%
                  Toyo Seikan Group Holdings, Ltd.                                  13,200  221,376             0.1%
                  Toyo Suisan Kaisha, Ltd.                                           2,400   90,139             0.0%
                  Toyo Tanso Co., Ltd.                                               1,200   19,125             0.0%
                  Toyobo Co., Ltd.                                                  94,227  166,677             0.0%
                  Toyoda Gosei Co., Ltd.                                             6,300  167,430             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
JAPAN -- (Continued)
                  Toyota Boshoku Corp.                                               5,400 $  114,262             0.0%
                  Toyota Industries Corp.                                            3,700    184,313             0.0%
                  Toyota Motor Corp.                                                62,619  3,388,987             0.6%
                  Toyota Motor Corp. Sponsored ADR                                  17,953  1,941,437             0.3%
                  Toyota Tsusho Corp.                                               30,200    953,504             0.2%
                  TPR Co., Ltd.                                                      1,400     47,232             0.0%
                  Trancom Co., Ltd.                                                    800     40,127             0.0%
                  Transcosmos, Inc.                                                    500     12,003             0.0%
                  Trend Micro, Inc.                                                  5,700    250,793             0.1%
                  Trusco Nakayama Corp.                                              4,100     93,630             0.0%
                  TS Tech Co., Ltd.                                                  7,200    189,142             0.0%
                  TSI Holdings Co., Ltd.                                             9,100     60,775             0.0%
#                 Tsubaki Nakashima Co., Ltd.                                          800     14,062             0.0%
                  Tsubakimoto Chain Co.                                             11,000     96,698             0.0%
                  Tsugami Corp.                                                      4,000     30,342             0.0%
                  Tsukuba Bank, Ltd.                                                 5,900     17,003             0.0%
#                 Tsukui Corp.                                                       8,000     45,369             0.0%
                  Tsuruha Holdings, Inc.                                             1,600    161,964             0.0%
                  Tsurumi Manufacturing Co., Ltd.                                    1,900     27,697             0.0%
                  Tsutsumi Jewelry Co., Ltd.                                         1,200     22,037             0.0%
                  TV Asahi Holdings Corp.                                            2,000     37,008             0.0%
                  Tv Tokyo Holdings Corp.                                              700     15,303             0.0%
                  UACJ Corp.                                                        37,000     98,173             0.0%
                  Ulvac, Inc.                                                        2,600    122,065             0.0%
                  Unicharm Corp.                                                    17,500    425,586             0.1%
#                 Union Tool Co.                                                       500     14,779             0.0%
                  Unipres Corp.                                                      2,700     57,198             0.0%
                  United Arrows, Ltd.                                                2,800     86,754             0.0%
                  United Super Markets Holdings, Inc.                                3,900     37,937             0.0%
*                 Unitika, Ltd.                                                     44,000     35,879             0.0%
                  Universal Entertainment Corp.                                      1,900     56,962             0.0%
#                 Unizo Holdings Co., Ltd.                                             900     22,964             0.0%
                  Ushio, Inc.                                                       12,900    162,091             0.0%
                  USS Co., Ltd.                                                      8,800    155,680             0.0%
*                 UT Group Co., Ltd.                                                 1,800     23,379             0.0%
                  V Technology Co., Ltd.                                               300     46,035             0.0%
                  Valor Holdings Co., Ltd.                                           3,800     90,838             0.0%
                  Vector, Inc.                                                         900     12,470             0.0%
#                 Vital KSK Holdings, Inc.                                           2,300     20,277             0.0%
                  VT Holdings Co., Ltd.                                              6,800     34,601             0.0%
                  W-Scope Corp.                                                      1,700     22,933             0.0%
                  Wacoal Holdings Corp.                                             12,000    152,123             0.0%
                  Wakita & Co., Ltd.                                                 4,700     54,194             0.0%
                  WATAMI Co., Ltd.                                                   1,700     20,360             0.0%
#                 Welcia Holdings Co., Ltd.                                          3,200    102,968             0.0%
                  West Japan Railway Co.                                             2,300    153,683             0.0%
                  Wowow, Inc.                                                        1,300     43,102             0.0%
                  Xebio Holdings Co., Ltd.                                           2,400     39,915             0.0%
                  Yahagi Construction Co., Ltd.                                      3,600     32,058             0.0%
                  Yahoo Japan Corp.                                                 50,000    214,161             0.1%
                  Yaizu Suisankagaku Industry Co., Ltd.                                200      2,217             0.0%
                  Yakult Honsha Co., Ltd.                                            3,200    182,388             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
JAPAN -- (Continued)
                  Yakuodo Co., Ltd.                                                     800 $     21,827             0.0%
                  YAMABIKO Corp.                                                      2,800       33,363             0.0%
                  Yamada Denki Co., Ltd.                                             34,500      181,180             0.0%
#                 Yamagata Bank, Ltd. (The)                                          10,000       44,798             0.0%
                  Yamaha Corp.                                                        4,400      122,040             0.0%
                  Yamaha Motor Co., Ltd.                                             11,600      275,483             0.1%
#                 Yamaichi Electronics Co., Ltd.                                      3,500       45,547             0.0%
                  Yamanashi Chuo Bank, Ltd. (The)                                     9,000       39,750             0.0%
                  Yamato Holdings Co., Ltd.                                           8,700      187,998             0.0%
                  Yamazaki Baking Co., Ltd.                                           6,800      143,526             0.0%
                  Yamazen Corp.                                                       3,900       36,962             0.0%
                  Yaoko Co., Ltd.                                                     2,400       93,067             0.0%
                  Yaskawa Electric Corp.                                             30,300      579,154             0.1%
                  Yasuda Logistics Corp.                                              1,500        9,798             0.0%
                  Yellow Hat, Ltd.                                                    1,000       22,988             0.0%
                  Yokogawa Bridge Holdings Corp.                                      2,300       28,391             0.0%
                  Yokogawa Electric Corp.                                            19,500      301,378             0.1%
#                 Yokohama Reito Co., Ltd.                                            3,900       39,410             0.0%
                  Yokowo Co., Ltd.                                                    1,600       19,258             0.0%
                  Yondenko Corp.                                                      2,000        8,431             0.0%
                  Yondoshi Holdings, Inc.                                               900       21,417             0.0%
                  Yorozu Corp.                                                          900       13,775             0.0%
                  Yuasa Trading Co., Ltd.                                             1,500       43,417             0.0%
#                 Yumeshin Holdings Co., Ltd.                                         4,200       29,250             0.0%
                  Yurtec Corp.                                                        6,000       37,455             0.0%
                  Zenkoku Hosho Co., Ltd.                                             3,800      137,465             0.0%
                  Zenrin Co., Ltd.                                                    1,600       30,085             0.0%
                  Zensho Holdings Co., Ltd.                                           7,500      128,378             0.0%
                  Zeon Corp.                                                         20,000      227,718             0.1%
                  ZERIA Pharmaceutical Co., Ltd.                                      1,100       16,531             0.0%
*                 ZIGExN Co., Ltd.                                                    2,000       22,250             0.0%
#                 Zojirushi Corp.                                                     4,200       57,071             0.0%
                                                                                            ------------ ---------------
TOTAL JAPAN                                                                                  141,809,629            22.3%
                                                                                            ------------ ---------------
NETHERLANDS -- (3.4%)
                  Aalberts Industries NV                                              9,700      384,620             0.1%
                  ABN AMRO Group NV                                                  21,149      555,229             0.1%
#                 Accell Group                                                        1,885       65,745             0.0%
                  Aegon NV                                                          123,273      629,168             0.1%
#                 Akzo Nobel NV                                                      20,262    1,772,157             0.3%
*                 Altice NV Class A                                                  16,909      420,124             0.1%
*                 Altice NV Class B                                                   5,130      127,595             0.0%
                  AMG Advanced Metallurgical Group NV                                   738       19,357             0.0%
                  Amsterdam Commodities NV                                            1,612       44,966             0.0%
                  APERAM SA                                                           4,634      232,975             0.0%
#                 Arcadis NV                                                          5,478       95,045             0.0%
#                 ASM International NV                                                4,549      273,807             0.1%
#                 ASML Holding NV(B908F01)                                            3,404      448,817             0.1%
#                 ASML Holding NV(B929F46)                                            3,597      475,617             0.1%
                  BE Semiconductor Industries NV                                      3,223      168,494             0.0%
                  Beter Bed Holding NV                                                  515        8,415             0.0%
#                 BinckBank NV                                                        5,442       27,047             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
NETHERLANDS -- (Continued)
                  Brunel International NV                                             2,332 $    39,667             0.0%
                  Coca-Cola European Partners P.L.C.                                 12,420     469,982             0.1%
                  Corbion NV                                                          6,592     204,578             0.0%
#                 Flow Traders                                                          744      22,941             0.0%
*                 Fugro NV                                                           10,466     154,374             0.0%
                  Gemalto NV(B9MS8P5)                                                 4,990     279,373             0.1%
                  Gemalto NV(B011JK4)                                                 1,107      62,005             0.0%
#                 GrandVision NV                                                      2,918      76,161             0.0%
#*                Heijmans NV                                                         2,550      19,649             0.0%
                  Heineken NV                                                         7,003     624,620             0.1%
                  Hunter Douglas NV                                                     235      18,966             0.0%
                  IMCD Group NV                                                       3,736     201,240             0.0%
                  ING Groep NV                                                       88,753   1,446,632             0.2%
#                 ING Groep NV Sponsored ADR                                         87,023   1,416,734             0.2%
                  KAS Bank NV                                                           625       7,425             0.0%
                  Kendrion NV                                                         1,050      37,484             0.0%
                  Koninklijke Ahold Delhaize NV                                      41,997     869,978             0.1%
                  Koninklijke Ahold Delhaize NV Sponsored ADR                           839      17,387             0.0%
                  Koninklijke BAM Groep NV                                           13,429      75,598             0.0%
                  Koninklijke DSM NV                                                 12,831     918,163             0.2%
                  Koninklijke KPN NV                                                310,468     897,568             0.1%
                  Koninklijke Philips NV(5986622)                                    27,185     938,765             0.2%
                  Koninklijke Philips NV(500472303)                                  15,186     522,702             0.1%
                  Koninklijke Vopak NV                                                6,798     306,781             0.1%
                  Nederland Apparatenfabriek                                            620      25,938             0.0%
                  NN Group NV                                                        16,100     533,791             0.1%
#*                Ordina NV                                                          12,745      22,095             0.0%
                  PostNL NV                                                          38,844     192,468             0.0%
                  Randstad Holding NV                                                15,296     911,916             0.2%
                  Refresco Group NV                                                   1,995      38,974             0.0%
#                 RELX NV                                                            44,774     865,202             0.1%
                  RELX NV Sponsored ADR                                               8,127     156,603             0.0%
                  Sligro Food Group NV                                                1,948      79,227             0.0%
*                 Telegraaf Media Groep NV                                              581       3,924             0.0%
                  TKH Group NV                                                        3,488     160,327             0.0%
*                 TomTom NV                                                           5,602      56,957             0.0%
#                 Unilever NV(904784709)                                             46,987   2,454,601             0.4%
                  Unilever NV(B12T3J1)                                               22,626   1,185,273             0.2%
                  Van Lanschot NV                                                       450      12,229             0.0%
                  Wessanen                                                           11,873     177,362             0.0%
                  Wolters Kluwer NV                                                  24,154   1,024,955             0.2%
                                                                                            ----------- ---------------
TOTAL NETHERLANDS                                                                            23,279,793             3.7%
                                                                                            ----------- ---------------
NEW ZEALAND -- (0.4%)
#*                a2 Milk Co., Ltd.                                                  20,453      47,422             0.0%
                  Auckland International Airport, Ltd.                               19,632      93,030             0.0%
#                 Chorus, Ltd.                                                       43,189     133,040             0.0%
                  Chorus, Ltd. ADR                                                      880      13,376             0.0%
                  EBOS Group, Ltd.                                                    4,041      50,722             0.0%
                  Fisher & Paykel Healthcare Corp., Ltd.                             38,589     266,959             0.1%
                  Fletcher Building, Ltd.(6341606)                                   36,627     214,940             0.1%
                  Fletcher Building, Ltd.(6341617)                                    1,711      10,042             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
NEW ZEALAND -- (Continued)
#                 Fonterra Co-operative Group, Ltd.                                   2,487 $   10,212             0.0%
                  Freightways, Ltd.                                                   8,232     42,303             0.0%
                  Heartland Bank, Ltd.                                               24,551     27,939             0.0%
                  Infratil, Ltd.                                                     32,492     65,816             0.0%
                  Mainfreight, Ltd.                                                   4,854     73,638             0.0%
                  Mercury NZ, Ltd.                                                   25,398     56,105             0.0%
                  Meridian Energy, Ltd.                                              52,341     99,491             0.0%
                  Metlifecare, Ltd.                                                   6,336     25,260             0.0%
                  New Zealand Refining Co., Ltd. (The)                                7,267     11,657             0.0%
#                 NZME, Ltd.                                                          3,265      2,018             0.0%
#                 Port of Tauranga, Ltd.                                              8,115     22,887             0.0%
                  Restaurant Brands New Zealand, Ltd.                                 4,299     15,700             0.0%
                  Ryman Healthcare, Ltd.                                              6,901     40,874             0.0%
                  SKY Network Television, Ltd.                                       17,481     46,302             0.0%
                  SKYCITY Entertainment Group, Ltd.                                  25,575     76,472             0.0%
                  Spark New Zealand, Ltd.                                           251,037    636,187             0.1%
                  Steel & Tube Holdings, Ltd.                                         4,051      6,696             0.0%
                  Tourism Holdings, Ltd.                                              8,447     21,399             0.0%
                  Trade Me Group, Ltd.                                               36,435    132,676             0.0%
                  Warehouse Group, Ltd. (The)                                         5,791      8,383             0.0%
*                 Xero, Ltd.                                                          1,440     21,486             0.0%
#                 Z Energy, Ltd.                                                     42,131    215,607             0.1%
                                                                                            ---------- ---------------
TOTAL NEW ZEALAND                                                                            2,488,639             0.4%
                                                                                            ---------- ---------------
NORWAY -- (0.7%)
                  ABG Sundal Collier Holding ASA                                     41,376     27,047             0.0%
                  AF Gruppen ASA                                                      1,030     18,353             0.0%
#*                Akastor ASA                                                        21,251     31,324             0.0%
                  Aker BP ASA                                                         1,066     18,048             0.0%
*                 Aker Solutions ASA                                                 21,896    124,706             0.0%
                  American Shipping Co. ASA                                           3,443     10,910             0.0%
                  Atea ASA                                                           14,379    173,902             0.0%
                  Bakkafrost P/F                                                      1,935     65,559             0.0%
                  Borregaard ASA                                                      5,619     63,126             0.0%
                  BW LPG, Ltd.                                                        2,364     10,401             0.0%
#*                BW Offshore, Ltd.                                                  15,439     39,651             0.0%
#                 DNB ASA                                                            44,184    689,549             0.1%
                  Ekornes ASA                                                         1,838     28,880             0.0%
                  Entra ASA                                                           3,860     44,279             0.0%
#*                Fred Olsen Energy ASA                                               3,684      8,656             0.0%
#                 Frontline, Ltd.                                                     1,480      9,844             0.0%
#                 Gjensidige Forsikring ASA                                          13,494    207,303             0.0%
#                 Golar LNG, Ltd.                                                       568     14,490             0.0%
                  Grieg Seafood ASA                                                   7,968     62,744             0.0%
*                 Kongsberg Automotive ASA                                           23,789     17,391             0.0%
                  Kongsberg Gruppen ASA                                               1,283     20,016             0.0%
*                 Kvaerner ASA                                                       14,430     18,788             0.0%
                  Leroy Seafood Group ASA                                             4,464    224,547             0.1%
#                 Marine Harvest ASA                                                 21,388    355,859             0.1%
#*                Nordic Semiconductor ASA                                           13,537     54,066             0.0%
#*                Norske Skogindustrier ASA                                           2,500        277             0.0%
                  Norwegian Property ASA                                              9,038     10,656             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
NORWAY -- (Continued)
                  Ocean Yield ASA                                                     3,191 $   23,943             0.0%
                  Opera Software ASA                                                  2,172      9,821             0.0%
                  Orkla ASA                                                          23,872    216,588             0.1%
*                 Petroleum Geo-Services ASA                                         30,938     72,484             0.0%
*                 Prosafe SE                                                            574      2,285             0.0%
#                 Protector Forsikring ASA                                            8,545     71,119             0.0%
                  Salmar ASA                                                          2,031     48,191             0.0%
#                 Scatec Solar ASA                                                    7,657     34,681             0.0%
#                 Schibsted ASA Class A                                               5,377    133,642             0.0%
                  Schibsted ASA Class B                                               5,402    120,987             0.0%
#*                Seadrill, Ltd.(B0HWHV8)                                            31,670     21,846             0.0%
#*                Seadrill, Ltd.(B09RMQ1)                                            22,060     14,996             0.0%
                  Selvaag Bolig ASA                                                   4,930     20,391             0.0%
                  SpareBank 1 SMN                                                     2,099     17,480             0.0%
                  SpareBank 1 SR-Bank ASA                                             6,486     51,156             0.0%
                  Storebrand ASA                                                     57,786    380,761             0.1%
#                 Subsea 7 SA                                                        34,481    568,234             0.1%
                  TGS Nopec Geophysical Co. ASA                                      15,829    345,090             0.1%
                  Tomra Systems ASA                                                   4,410     51,186             0.0%
                  Veidekke ASA                                                        5,045     67,178             0.0%
                  Wilh Wilhelmsen Holding ASA Class A                                 1,249     34,707             0.0%
#                 XXL ASA                                                             4,315     46,459             0.0%
                                                                                            ---------- ---------------
TOTAL NORWAY                                                                                 4,703,597             0.7%
                                                                                            ---------- ---------------
PORTUGAL -- (0.2%)
                  Altri SGPS SA                                                       6,485     30,283             0.0%
*                 Banco Comercial Portugues SA Class R                              228,529     51,056             0.0%
                  CTT-Correios de Portugal SA                                        14,273     81,466             0.0%
                  Galp Energia SGPS SA                                               26,443    410,950             0.1%
                  Jeronimo Martins SGPS SA                                           16,347    299,983             0.1%
                  Mota-Engil SGPS SA                                                 16,430     41,780             0.0%
                  Navigator Co. SA (The)                                             16,903     71,519             0.0%
                  NOS SGPS SA                                                        31,209    178,768             0.0%
#                 REN - Redes Energeticas Nacionais SGPS SA                          21,562     63,380             0.0%
                  Semapa-Sociedade de Investimento e Gestao                           2,286     35,857             0.0%
*                 Sonae SGPS SA                                                      62,893     64,530             0.0%
                                                                                            ---------- ---------------
TOTAL PORTUGAL                                                                               1,329,572             0.2%
                                                                                            ---------- ---------------
SINGAPORE -- (0.9%)
                  Accordia Golf Trust                                                70,500     37,584             0.0%
                  Ascendas India Trust                                               13,700     11,290             0.0%
*                 Banyan Tree Holdings, Ltd.                                         47,000     18,025             0.0%
*                 Boustead Projects, Ltd.                                             5,100      3,121             0.0%
                  Boustead Singapore, Ltd.                                           50,700     32,298             0.0%
                  Bukit Sembawang Estates, Ltd.                                       5,000     21,405             0.0%
                  Bund Center Investment, Ltd.                                        5,250      3,022             0.0%
                  Chip Eng Seng Corp., Ltd.                                          45,000     23,797             0.0%
                  City Developments, Ltd.                                            61,400    473,808             0.1%
                  ComfortDelGro Corp., Ltd.                                          97,000    190,063             0.0%
#*                COSCO Shipping International Singapore Co,. Ltd.                   21,000      4,289             0.0%
                  CSE Global, Ltd.                                                   38,000     14,147             0.0%
*                 CWT, Ltd.                                                          21,000     34,463             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
SINGAPORE -- (Continued)
                  Dairy Farm International Holdings, Ltd.                            14,800 $131,645             0.0%
                  DBS Group Holdings, Ltd.                                           37,837  522,544             0.1%
                  Del Monte Pacific, Ltd.                                            92,600   22,246             0.0%
                  Delfi, Ltd.                                                        28,200   46,223             0.0%
*                 Ezion Holdings, Ltd.                                              246,580   52,805             0.0%
#*                Ezra Holdings, Ltd.                                               280,402    2,208             0.0%
                  Frasers Centrepoint, Ltd.                                           9,000   12,235             0.0%
                  Genting Singapore P.L.C.                                           36,500   29,081             0.0%
                  Global Logistic Properties, Ltd.                                   88,200  181,708             0.0%
                  Great Eastern Holdings, Ltd.                                        2,000   31,353             0.0%
                  GuocoLand, Ltd.                                                    17,666   23,080             0.0%
*                 Halcyon Agri Corp., Ltd.                                           28,372   12,677             0.0%
                  Haw Par Corp., Ltd.                                                 1,700   12,421             0.0%
                  Hongkong Land Holdings, Ltd.                                       27,500  211,942             0.1%
                  Hutchison Port Holdings Trust                                     429,400  173,833             0.0%
                  Hyflux, Ltd.                                                       26,000   10,327             0.0%
                  Keppel Corp., Ltd.                                                 28,900  134,371             0.0%
                  Keppel Telecommunications & Transportation, Ltd.                    3,000    3,844             0.0%
                  Lian Beng Group, Ltd.                                              30,000   12,895             0.0%
                  M1, Ltd.                                                           24,100   37,435             0.0%
                  Mandarin Oriental International, Ltd.                               6,800    9,717             0.0%
                  Metro Holdings, Ltd.                                               30,100   24,877             0.0%
                  Midas Holdings, Ltd.                                               71,000   11,432             0.0%
*                 Nam Cheong, Ltd.                                                   80,000      971             0.0%
                  NSL, Ltd.                                                           2,000    2,105             0.0%
                  Oversea-Chinese Banking Corp., Ltd.                                80,586  564,400             0.1%
                  Oxley Holdings, Ltd.                                               33,700   13,739             0.0%
                  Pacc Offshore Services Holdings, Ltd.                              40,700    9,621             0.0%
*                 Raffles Education Corp., Ltd.                                       5,310      760             0.0%
                  Raffles Medical Group, Ltd.                                         6,432    6,443             0.0%
                  RHT Health Trust                                                   15,400   10,420             0.0%
                  SATS, Ltd.                                                         60,160  219,373             0.1%
                  SembCorp Marine, Ltd.                                              53,500   62,280             0.0%
                  Sheng Siong Group, Ltd.                                            39,700   27,841             0.0%
                  SIA Engineering Co., Ltd.                                           9,700   25,959             0.0%
                  Sinarmas Land, Ltd.                                               101,700   33,106             0.0%
                  Singapore Exchange, Ltd.                                           38,800  205,598             0.1%
#                 Singapore Post, Ltd.                                              133,100  131,339             0.0%
#                 Singapore Press Holdings, Ltd.                                     65,500  162,549             0.0%
                  Singapore Technologies Engineering, Ltd.                           92,700  251,468             0.1%
                  Singapore Telecommunications, Ltd.(B02PY00)                        45,400  121,157             0.0%
                  Singapore Telecommunications, Ltd.(B02PY22)                       202,500  542,149             0.1%
                  Stamford Land Corp., Ltd.                                          32,000   12,286             0.0%
#                 StarHub, Ltd.                                                      61,100  121,838             0.0%
*                 Swiber Holdings, Ltd.                                              50,250    1,471             0.0%
*                 Tat Hong Holdings, Ltd.                                            24,000    6,864             0.0%
                  United Engineers, Ltd.                                             42,500   87,516             0.0%
                  United Industrial Corp., Ltd.                                      35,700   80,738             0.0%
                  United Overseas Bank, Ltd.                                         40,940  637,424             0.1%
                  UOB-Kay Hian Holdings, Ltd.                                        11,000   11,107             0.0%
                  UOL Group, Ltd.                                                    49,551  256,647             0.1%
                  Venture Corp., Ltd.                                                12,200  106,474             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
SINGAPORE -- (Continued)
                  Wheelock Properties Singapore, Ltd.                                12,900 $   17,207             0.0%
                  Wing Tai Holdings, Ltd.                                            42,700     57,728             0.0%
*                 Yongnam Holdings, Ltd.                                             42,375      6,216             0.0%
                                                                                            ---------- ---------------
TOTAL SINGAPORE                                                                              6,373,005             1.0%
                                                                                            ---------- ---------------
SPAIN -- (2.5%)
                  Abertis Infraestructuras SA                                        30,481    535,838             0.1%
                  Acciona SA                                                          4,643    383,050             0.1%
                  Acerinox SA                                                         3,283     45,733             0.0%
                  ACS Actividades de Construccion y Servicios SA                      9,897    366,684             0.1%
                  Adveo Group International SA                                          590      2,450             0.0%
                  Aena SA                                                             2,925    515,714             0.1%
                  Almirall SA                                                         3,589     64,799             0.0%
                  Amadeus IT Group SA                                                27,289  1,472,767             0.2%
*                 Amper SA                                                           34,357      9,340             0.0%
                  Applus Services SA                                                  8,812    110,462             0.0%
                  Atresmedia Corp. de Medios de Comunicacion SA                       7,141     89,559             0.0%
                  Banco Bilbao Vizcaya Argentaria SA                                 38,095    305,207             0.1%
                  Banco Bilbao Vizcaya Argentaria SA Sponsored ADR                  123,553    988,426             0.2%
                  Banco de Sabadell SA                                              509,959    980,856             0.2%
#*                Banco Popular Espanol SA                                           76,851     53,775             0.0%
                  Banco Santander SA                                                336,897  2,195,534             0.3%
#                 Banco Santander SA Sponsored ADR                                   56,674    369,515             0.1%
#                 Bankia SA                                                         650,331    789,611             0.1%
                  Bankinter SA                                                       46,145    406,213             0.1%
*                 Baron de Ley                                                          128     15,668             0.0%
                  Bolsas y Mercados Espanoles SHMSF SA                                1,093     39,114             0.0%
                  CaixaBank SA                                                      114,310    519,018             0.1%
                  Cellnex Telecom SA                                                  4,161     73,444             0.0%
                  Cia de Distribucion Integral Logista Holdings SA                    5,433    129,718             0.0%
                  Cie Automotive SA                                                   3,972     85,384             0.0%
                  Construcciones y Auxiliar de Ferrocarriles SA                         770     30,954             0.0%
                  Distribuidora Internacional de Alimentacion SA                      2,139     12,718             0.0%
                  Elecnor SA                                                              3         33             0.0%
                  Enagas SA                                                          20,211    531,094             0.1%
                  Ence Energia y Celulosa SA                                          4,098     14,591             0.0%
                  Euskaltel SA                                                        1,158     11,752             0.0%
                  Faes Farma SA                                                      15,040     53,970             0.0%
                  Ferrovial SA                                                       22,962    488,461             0.1%
                  Gamesa Corp. Tecnologica SA                                        25,380    547,364             0.1%
                  Gas Natural SDG SA                                                  8,345    188,576             0.0%
                  Grifols SA                                                          7,684    206,244             0.0%
                  Grupo Catalana Occidente SA                                         2,622    101,699             0.0%
*                 Indra Sistemas SA                                                   7,641    104,571             0.0%
                  Inmobiliaria Colonial SA                                            5,837     45,261             0.0%
                  Laboratorios Farmaceuticos Rovi SA                                    843     13,965             0.0%
*                 Liberbank SA                                                       20,113     26,862             0.0%
                  Mapfre SA                                                         102,562    357,743             0.1%
                  Mediaset Espana Comunicacion SA                                    28,966    399,052             0.1%
*                 NH Hotel Group SA                                                   8,316     43,011             0.0%
                  Obrascon Huarte Lain SA                                             7,119     31,074             0.0%
                  Papeles y Cartones de Europa SA                                     4,304     32,303             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SPAIN -- (Continued)
*                 Promotora de Informaciones SA Class A                               4,928 $    17,557             0.0%
                  Prosegur Cia de Seguridad SA                                       26,064     170,150             0.0%
*                 Realia Business SA                                                 12,564      13,315             0.0%
                  Red Electrica Corp. SA                                             23,424     456,513             0.1%
                  Repsol SA                                                          15,495     244,565             0.0%
*                 Sacyr SA                                                           27,798      69,538             0.0%
                  Saeta Yield SA                                                      5,442      53,733             0.0%
*                 Talgo SA                                                            7,027      42,176             0.0%
                  Tecnicas Reunidas SA                                                3,460     136,739             0.0%
                  Telefonica SA                                                     176,476   1,951,819             0.3%
                  Telefonica SA Sponsored ADR                                        24,925     276,668             0.0%
                  Tubacex SA                                                          7,070      22,509             0.0%
*                 Tubos Reunidos SA                                                   1,662       1,962             0.0%
                  Vidrala SA                                                            564      33,072             0.0%
                  Viscofan SA                                                           450      26,897             0.0%
*                 Vocento SA                                                            844       1,479             0.0%
                  Zardoya Otis SA                                                    14,852     137,443             0.0%
                                                                                            ----------- ---------------
TOTAL SPAIN                                                                                  17,445,312             2.7%
                                                                                            ----------- ---------------
SWEDEN -- (3.6%)
#                 Acando AB                                                          12,563      45,498             0.0%
*                 AddLife AB                                                            927      17,607             0.0%
                  AddTech AB Class B                                                  2,966      53,398             0.0%
#                 AF AB Class B                                                       5,816     122,560             0.0%
#                 Alfa Laval AB                                                      22,803     467,272             0.1%
#                 Assa Abloy AB Class B                                              31,638     684,800             0.1%
                  Atlas Copco AB Class A                                             30,248   1,129,915             0.2%
#                 Atlas Copco AB Class B                                             17,529     582,490             0.1%
#                 Atrium Ljungberg AB Class B                                         2,034      33,644             0.0%
                  Avanza Bank Holding AB                                              3,110     124,820             0.0%
                  Axfood AB                                                          14,738     233,873             0.0%
                  B&B Tools AB Class B                                                2,281      52,254             0.0%
                  Beijer Alma AB                                                      1,735      49,231             0.0%
                  Beijer Ref AB                                                         522      13,163             0.0%
                  Betsson AB                                                          3,966      33,877             0.0%
                  Bilia AB Class A                                                    3,152      63,147             0.0%
                  BillerudKorsnas AB                                                 22,695     363,581             0.1%
                  BioGaia AB Class B                                                  1,929      77,734             0.0%
                  Bjorn Borg AB                                                         385       1,560             0.0%
#                 Boliden AB                                                         27,923     797,713             0.1%
                  Bonava AB                                                             392       6,277             0.0%
                  Bonava AB Class B                                                   6,560     106,066             0.0%
                  Bulten AB                                                           2,524      35,928             0.0%
                  Bure Equity AB                                                      6,458      79,854             0.0%
#                 Byggmax Group AB                                                    3,589      24,200             0.0%
                  Castellum AB                                                       19,162     262,421             0.1%
                  Catena AB                                                             724      10,664             0.0%
                  Clas Ohlson AB Class B                                              5,003      82,999             0.0%
                  Cloetta AB Class B                                                  3,846      15,536             0.0%
                  Com Hem Holding AB                                                  5,941      73,919             0.0%
                  Concentric AB                                                       3,663      60,424             0.0%
                  Dios Fastigheter AB                                                 6,925      35,494             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SWEDEN -- (Continued)
                  Doro AB                                                            4,193 $   27,689             0.0%
                  Duni AB                                                            2,923     41,388             0.0%
                  Dustin Group AB                                                    3,478     28,754             0.0%
                  East Capital Explorer AB                                           1,441     12,118             0.0%
                  Elanders AB Class B                                                1,312     15,580             0.0%
#                 Electrolux AB Series B                                            11,962    354,997             0.1%
#                 Elekta AB Class B                                                 26,751    279,288             0.1%
                  Eltel AB                                                           3,457     22,505             0.0%
                  Fabege AB                                                         16,037    276,157             0.1%
*                 Fingerprint Cards AB Class B                                      28,611    113,912             0.0%
                  Getinge AB Class B                                                14,779    288,679             0.1%
                  Granges AB                                                         9,620     99,893             0.0%
                  Gunnebo AB                                                         1,977     10,867             0.0%
                  Haldex AB                                                          3,031     40,652             0.0%
                  Hemfosa Fastigheter AB                                            10,474     97,045             0.0%
                  Hennes & Mauritz AB Class B                                       41,769  1,034,221             0.2%
                  Hexagon AB Class B                                                 7,616    331,455             0.1%
                  Hexpol AB                                                         30,998    344,376             0.1%
                  HIQ International AB                                               2,384     16,293             0.0%
                  Holmen AB Class B                                                  5,967    251,438             0.0%
                  Hufvudstaden AB Class A                                            8,723    136,668             0.0%
                  Husqvarna AB Class A                                               3,992     39,493             0.0%
                  Husqvarna AB Class B                                              21,230    211,047             0.0%
#                 ICA Gruppen AB                                                     5,179    176,739             0.0%
#                 Indutrade AB                                                      10,235    241,747             0.0%
#                 Intrum Justitia AB                                                 6,686    265,596             0.1%
                  Inwido AB                                                          2,213     31,778             0.0%
                  ITAB Shop Concept AB Class B                                       1,293     10,258             0.0%
                  JM AB                                                             13,383    470,863             0.1%
                  KappAhl AB                                                         5,248     30,327             0.0%
                  Kindred Group P.L.C.                                              32,594    337,762             0.1%
#                 Klovern AB Class B                                                34,984     36,846             0.0%
#                 KNOW IT AB                                                           449      6,612             0.0%
                  Lagercrantz Group AB Class B                                       1,440     15,711             0.0%
                  Lifco AB Class B                                                   2,002     60,971             0.0%
                  Lindab International AB                                            7,293     66,620             0.0%
#                 Loomis AB Class B                                                  9,331    338,796             0.1%
#*                Medivir AB Class B                                                 1,257      9,716             0.0%
#                 Mekonomen AB                                                       1,588     31,481             0.0%
#                 Millicom International Cellular SA                                 8,594    470,885             0.1%
                  Modern Times Group MTG AB Class B                                  7,958    259,484             0.0%
#                 MQ Holding AB                                                      2,128      8,067             0.0%
                  Mycronic AB                                                        8,411     83,058             0.0%
                  NCC AB Class B                                                     9,598    254,992             0.0%
                  NetEnt AB                                                         15,571    120,107             0.0%
                  New Wave Group AB Class B                                          5,432     38,483             0.0%
                  Nibe Industrier AB Class B                                        32,522    288,051             0.1%
                  Nobia AB                                                          10,938    113,115             0.0%
                  Nobina AB                                                            487      2,969             0.0%
#                 Nolato AB Class B                                                  1,124     35,780             0.0%
                  Nordea Bank AB                                                    99,487  1,223,572             0.2%
                  Opus Group AB                                                     14,527     11,563             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SWEDEN -- (Continued)
                  Oriflame Holding AG                                                 5,701 $   233,660             0.0%
                  Peab AB                                                            17,737     193,703             0.0%
                  Proact IT Group AB                                                  1,939      41,568             0.0%
                  Probi AB                                                              422      21,160             0.0%
#                 Ratos AB Class B                                                   23,149     108,566             0.0%
                  RaySearch Laboratories AB                                           1,893      47,527             0.0%
                  Saab AB Class B                                                     6,132     303,851             0.1%
                  Sagax AB Class B                                                    1,654      17,184             0.0%
#                 Sandvik AB                                                         48,550     778,357             0.1%
                  Sectra AB Class B                                                     591      10,835             0.0%
                  Securitas AB Class B                                               20,750     342,964             0.1%
                  Skandinaviska Enskilda Banken AB Class A                           66,186     762,154             0.1%
                  Skanska AB Class B                                                 18,634     445,383             0.1%
                  SKF AB Class A                                                      2,127      46,709             0.0%
                  SKF AB Class B                                                     19,569     429,445             0.1%
                  SkiStar AB                                                          2,503      53,561             0.0%
                  Svenska Handelsbanken AB Class A                                   61,026     865,833             0.1%
                  Svenska Handelsbanken AB Class B                                      988      13,918             0.0%
                  Sweco AB Class B                                                    3,863      95,762             0.0%
                  Swedbank AB Class A                                                20,590     487,984             0.1%
*                 Swedish Orphan Biovitrum AB                                        10,941     168,914             0.0%
                  Systemair AB                                                          348       6,183             0.0%
                  Tele2 AB Class B                                                   15,301     153,984             0.0%
#                 Telefonaktiebolaget LM Ericsson Class A                             1,595      10,186             0.0%
                  Telefonaktiebolaget LM Ericsson Class B                            28,920     187,888             0.0%
                  Telefonaktiebolaget LM Ericsson Sponsored ADR                      67,310     436,842             0.1%
                  Telia Co AB                                                       229,930     936,123             0.2%
#                 Thule Group AB (The)                                                3,866      67,011             0.0%
#                 Trelleborg AB Class B                                               7,922     186,033             0.0%
                  Vitrolife AB                                                        1,098      62,558             0.0%
                  Volvo AB Class A                                                   16,700     272,682             0.1%
                  Volvo AB Class B                                                  105,859   1,728,768             0.3%
                  Wallenstam AB Class B                                              12,077     102,905             0.0%
#                 Wihlborgs Fastigheter AB                                            6,388     124,436             0.0%
                                                                                            ----------- ---------------
TOTAL SWEDEN                                                                                 24,603,020             3.9%
                                                                                            ----------- ---------------
SWITZERLAND -- (7.1%)
                  ABB, Ltd.                                                          19,433     476,191             0.1%
                  ABB, Ltd. Sponsored ADR                                            40,420     994,332             0.2%
*                 Actelion, Ltd.                                                      7,890   2,234,178             0.4%
                  Adecco Group AG                                                    21,826   1,621,711             0.3%
                  Allreal Holding AG                                                  1,402     241,225             0.1%
                  ALSO Holding AG                                                        79       9,933             0.0%
#                 ams AG                                                              5,512     354,606             0.1%
                  APG SGA SA                                                            122      58,356             0.0%
*                 Arbonia AG                                                          3,987      74,146             0.0%
                  Aryzta AG                                                           5,900     191,548             0.0%
#                 Ascom Holding AG                                                    3,564      67,345             0.0%
                  Autoneum Holding AG                                                    72      21,278             0.0%
                  Baloise Holding AG                                                  4,608     675,696             0.1%
                  Bank Coop AG                                                          211       9,203             0.0%
                  Banque Cantonale de Geneve                                             44       6,853             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SWITZERLAND -- (Continued)
                  Banque Cantonale Vaudoise                                            219 $  158,664             0.0%
                  Basler Kantonalbank                                                  208     14,790             0.0%
                  Belimo Holding AG                                                     22     82,319             0.0%
                  Bell AG                                                              106     45,538             0.0%
                  Bellevue Group AG                                                    679     11,665             0.0%
#                 Berner Kantonalbank AG                                               362     68,822             0.0%
                  BFW Liegenschaften AG                                                385     17,607             0.0%
                  BKW AG                                                             1,655     89,636             0.0%
                  Bobst Group SA                                                     1,036    104,950             0.0%
                  Bossard Holding AG Class A                                           485     96,633             0.0%
                  Bucher Industries AG                                                 622    200,533             0.0%
                  Burckhardt Compression Holding AG                                    471    144,514             0.0%
                  Burkhalter Holding AG                                                458     69,045             0.0%
                  Calida Holding AG                                                    274     10,862             0.0%
                  Cembra Money Bank AG                                               2,481    211,660             0.0%
                  Cie Financiere Richemont SA                                       17,145  1,432,610             0.2%
                  Cie Financiere Tradition SA                                          164     17,273             0.0%
                  Clariant AG                                                       28,140    569,883             0.1%
                  Coltene Holding AG                                                   282     24,088             0.0%
                  Conzzeta AG                                                           72     71,173             0.0%
                  Credit Suisse Group AG                                            47,379    722,575             0.1%
                  Credit Suisse Group AG Sponsored ADR                               2,975     45,401             0.0%
                  Daetwyler Holding AG                                                 599    101,379             0.0%
                  DKSH Holding AG                                                    1,238     99,717             0.0%
                  dormakaba Holding AG                                                 276    236,483             0.0%
*                 Dufry AG                                                           3,795    621,836             0.1%
#                 EFG International AG                                               9,937     63,137             0.0%
                  Emmi AG                                                              239    174,505             0.0%
                  EMS-Chemie Holding AG                                                477    298,894             0.1%
                  Feintool International Holding AG                                    280     35,596             0.0%
                  Flughafen Zuerich AG                                               1,488    327,922             0.1%
                  Forbo Holding AG                                                     102    167,318             0.0%
#                 Galenica AG                                                          632    686,716             0.1%
                  GAM Holding AG                                                    15,198    194,749             0.0%
                  Geberit AG                                                         1,100    501,058             0.1%
                  Georg Fischer AG                                                     239    225,369             0.0%
                  Givaudan SA                                                          722  1,391,085             0.2%
                  Gurit Holding AG                                                      43     37,470             0.0%
                  Helvetia Holding AG                                                  964    535,305             0.1%
#                 HOCHDORF Holding AG                                                   97     29,740             0.0%
                  Huber & Suhner AG                                                  1,105     74,409             0.0%
                  Implenia AG                                                        1,599    122,755             0.0%
                  Inficon Holding AG                                                   194    101,878             0.0%
                  Interroll Holding AG                                                  18     21,165             0.0%
                  Intershop Holding AG                                                  24     11,560             0.0%
                  Julius Baer Group, Ltd.                                           12,848    669,980             0.1%
                  Kardex AG                                                            470     51,755             0.0%
                  Komax Holding AG                                                     404    107,803             0.0%
                  Kudelski SA                                                        3,540     61,405             0.0%
                  Kuehne + Nagel International AG                                    4,420    668,460             0.1%
                  LEM Holding SA                                                        36     36,798             0.0%
                  Liechtensteinische Landesbank AG                                     694     34,315             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SWITZERLAND -- (Continued)
                  Logitech International SA(B18ZRK2)                                11,748 $  392,632             0.1%
                  Logitech International SA(H50430232)                               1,998     66,294             0.0%
                  Luzerner Kantonalbank AG                                             258    111,492             0.0%
                  Metall Zug AG Class B                                                  9     35,369             0.0%
#*                Meyer Burger Technology AG                                         3,607      2,973             0.0%
                  Mobilezone Holding AG                                              2,139     32,682             0.0%
                  Mobimo Holding AG                                                    212     57,000             0.0%
                  Novartis AG                                                       15,948  1,227,758             0.2%
                  Novartis AG Sponsored ADR                                         31,612  2,435,072             0.4%
#                 OC Oerlikon Corp. AG                                              27,198    326,763             0.1%
                  Orior AG                                                             397     30,452             0.0%
#                 Panalpina Welttransport Holding AG                                 1,847    244,304             0.1%
#                 Partners Group Holding AG                                          1,458    881,370             0.2%
#                 Phoenix Mecano AG                                                     30     15,934             0.0%
                  Plazza AG Class A                                                     29      6,718             0.0%
                  PSP Swiss Property AG                                              2,801    251,124             0.1%
                  Rieter Holding AG                                                    315     69,908             0.0%
                  Roche Holding AG(7108918)                                          1,116    292,368             0.1%
                  Roche Holding AG(7110388)                                         31,477  8,236,407             1.3%
                  Schindler Holding AG                                               1,185    235,389             0.0%
                  Schweiter Technologies AG                                             80     95,883             0.0%
                  SFS Group AG                                                         990     98,799             0.0%
                  SGS SA                                                               280    630,506             0.1%
                  Siegfried Holding AG                                                 284     81,188             0.0%
                  Sika AG                                                              219  1,397,737             0.2%
                  Sonova Holding AG                                                  4,871    720,272             0.1%
                  St Galler Kantonalbank AG                                            252    109,433             0.0%
                  Straumann Holding AG                                               1,342    708,382             0.1%
                  Sulzer AG                                                          1,178    137,474             0.0%
                  Sunrise Communications Group AG                                    3,709    275,496             0.1%
#                 Swatch Group AG (The)(7184725)                                     1,210    484,083             0.1%
                  Swatch Group AG (The)(7184736)                                     1,813    140,651             0.0%
                  Swiss Life Holding AG                                              2,422    788,211             0.1%
                  Swiss Prime Site AG                                                5,585    484,184             0.1%
                  Swiss Re AG                                                       18,528  1,611,552             0.3%
                  Swisscom AG                                                        2,385  1,040,056             0.2%
                  Swissquote Group Holding SA                                          501     13,802             0.0%
*                 Syngenta AG                                                        1,903    884,388             0.2%
                  Syngenta AG ADR                                                    4,200    390,726             0.1%
                  Tamedia AG                                                           125     18,405             0.0%
                  Tecan Group AG                                                       432     73,724             0.0%
                  Temenos Group AG                                                   6,307    545,908             0.1%
                  u-blox Holding AG                                                    260     57,623             0.0%
                  UBS Group AG(BRJL176)                                             67,508  1,152,418             0.2%
*                 UBS Group AG(H42097107)                                           33,777    574,547             0.1%
                  Valiant Holding AG                                                 1,517    174,134             0.0%
                  Valora Holding AG                                                    330    113,252             0.0%
                  Vaudoise Assurances Holding SA                                        47     24,476             0.0%
                  Vetropack Holding AG                                                   6     11,874             0.0%
*                 Von Roll Holding AG                                                4,126      4,604             0.0%
                  Vontobel Holding AG                                                2,427    143,097             0.0%
                  VP Bank AG                                                            13      1,497             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SWITZERLAND -- (Continued)
                  VZ Holding AG                                                         111 $    30,875             0.0%
                  Walliser Kantonalbank                                                 429      35,919             0.0%
#                 Walter Meier AG                                                       300      13,385             0.0%
                  Warteck Invest AG                                                       6      11,664             0.0%
                  Ypsomed Holding AG                                                    170      32,719             0.0%
                  Zehnder Group AG                                                      827      28,026             0.0%
#                 Zug Estates Holding AG Class B                                          5       8,794             0.0%
                  Zuger Kantonalbank AG                                                   6      32,175             0.0%
                  Zurich Insurance Group AG                                           5,173   1,431,567             0.2%
                                                                                            ----------- ---------------
TOTAL SWITZERLAND                                                                            48,502,919             7.6%
                                                                                            ----------- ---------------
UNITED KINGDOM -- (15.0%)
                  3i Group P.L.C.                                                   116,747   1,199,812             0.2%
                  4imprint Group P.L.C.                                               1,482      34,176             0.0%
                  888 Holdings P.L.C.                                                 5,803      20,986             0.0%
                  A.G. Barr P.L.C.                                                   10,199      81,971             0.0%
                  AA P.L.C.                                                          46,183     156,335             0.0%
                  Aberdeen Asset Management P.L.C.                                   88,440     319,561             0.1%
                  Acacia Mining P.L.C.                                               12,562      64,388             0.0%
                  Admiral Group P.L.C.                                               18,697     486,882             0.1%
                  Amec Foster Wheeler P.L.C.                                         33,217     233,207             0.0%
                  Anglo Pacific Group P.L.C.                                         11,214      16,982             0.0%
                  Anglo-Eastern Plantations P.L.C.                                    1,212      11,550             0.0%
                  Antofagasta P.L.C.                                                 33,093     359,051             0.1%
                  Arrow Global Group P.L.C.                                          13,359      63,321             0.0%
                  Ashmore Group P.L.C.                                               33,488     150,939             0.0%
                  Ashtead Group P.L.C.                                               31,016     654,311             0.1%
                  AstraZeneca P.L.C.                                                 14,828     888,039             0.1%
#                 AstraZeneca P.L.C. Sponsored ADR                                   65,296   1,975,204             0.3%
                  Auto Trader Group P.L.C.                                          125,955     654,193             0.1%
                  AVEVA Group P.L.C.                                                  1,948      51,388             0.0%
                  Aviva P.L.C.                                                      147,111   1,000,418             0.2%
                  Avon Rubber P.L.C.                                                    439       5,964             0.0%
                  B&M European Value Retail SA                                       70,118     305,991             0.1%
                  Babcock International Group P.L.C.                                 51,112     595,404             0.1%
                  BAE Systems P.L.C.                                                166,763   1,354,444             0.2%
                  Balfour Beatty P.L.C.                                              29,963     113,193             0.0%
                  Barclays P.L.C. Sponsored ADR                                      13,501     145,946             0.0%
                  Barratt Developments P.L.C.                                       140,955   1,057,670             0.2%
                  BBA Aviation P.L.C.                                                70,501     284,403             0.1%
                  Beazley P.L.C.                                                     76,314     434,769             0.1%
                  Bellway P.L.C.                                                     19,562     720,967             0.1%
                  Berendsen P.L.C.                                                   10,386     112,765             0.0%
                  Berkeley Group Holdings P.L.C.                                     21,417     903,315             0.2%
                  Bloomsbury Publishing P.L.C.                                        3,636       8,064             0.0%
                  Bodycote P.L.C.                                                    21,603     233,274             0.0%
                  Bovis Homes Group P.L.C.                                           20,377     242,974             0.0%
                  Brewin Dolphin Holdings P.L.C.                                     27,594     116,733             0.0%
                  Britvic P.L.C.                                                     34,666     298,259             0.1%
                  BT Group P.L.C.                                                   342,510   1,351,183             0.2%
                  BT Group P.L.C. Sponsored ADR                                       1,200      23,892             0.0%
*                 BTG P.L.C.                                                         12,349     108,781             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
                  Bunzl P.L.C.                                                       16,466 $  513,312             0.1%
                  Burberry Group P.L.C.                                              49,707  1,038,790             0.2%
*                 Cairn Energy P.L.C.                                                26,233     65,985             0.0%
                  Cape P.L.C.                                                         7,952     24,768             0.0%
                  Capita P.L.C.                                                      33,663    242,633             0.0%
                  Capital & Counties Properties P.L.C.                               59,885    244,902             0.0%
                  Card Factory P.L.C.                                                17,751     74,525             0.0%
#                 Carillion P.L.C.                                                   48,256    138,996             0.0%
                  Centrica P.L.C.                                                   406,029  1,040,428             0.2%
                  Chemring Group P.L.C.                                               7,438     18,144             0.0%
                  Chesnara P.L.C.                                                     5,626     27,872             0.0%
                  City of London Investment Group P.L.C.                              3,231     15,637             0.0%
                  Clarkson P.L.C.                                                       659     24,435             0.0%
                  Close Brothers Group P.L.C.                                        14,379    315,035             0.1%
                  CLS Holdings P.L.C.                                                   557     13,993             0.0%
#                 Cobham P.L.C.                                                     109,679    188,190             0.0%
                  Communisis P.L.C.                                                  24,464     16,769             0.0%
                  Compass Group P.L.C.                                               98,656  1,991,947             0.3%
                  Computacenter P.L.C.                                                4,785     50,821             0.0%
                  Connect Group P.L.C.                                                6,231     10,173             0.0%
                  Consort Medical P.L.C.                                              1,846     24,865             0.0%
                  Costain Group P.L.C.                                               12,096     76,117             0.0%
                  Cranswick P.L.C.                                                    3,470    120,517             0.0%
                  Crest Nicholson Holdings P.L.C.                                    45,175    353,358             0.1%
                  Croda International P.L.C.                                         13,478    656,966             0.1%
                  Daejan Holdings P.L.C.                                                150     13,181             0.0%
                  Daily Mail & General Trust P.L.C. Class A                          28,765    266,535             0.1%
                  DCC P.L.C.                                                         14,204  1,311,540             0.2%
                  De La Rue P.L.C.                                                    6,296     55,658             0.0%
                  Debenhams P.L.C.                                                   50,413     33,435             0.0%
                  Dechra Pharmaceuticals P.L.C.                                       3,333     73,037             0.0%
                  Devro P.L.C.                                                       19,550     50,199             0.0%
                  Diageo P.L.C.                                                      15,439    449,385             0.1%
                  Diageo P.L.C. Sponsored ADR                                        15,800  1,855,394             0.3%
                  Dignity P.L.C.                                                      2,016     65,083             0.0%
                  Diploma P.L.C.                                                     16,415    235,701             0.0%
                  Direct Line Insurance Group P.L.C.                                139,172    628,901             0.1%
                  Dixons Carphone P.L.C.                                            101,558    441,169             0.1%
                  Domino's Pizza Group P.L.C.                                        42,089    180,095             0.0%
                  DS Smith P.L.C.                                                    94,166    526,477             0.1%
                  Dunelm Group P.L.C.                                                 9,219     72,458             0.0%
*                 EI Group P.L.C.                                                    82,766    149,914             0.0%
                  Electrocomponents P.L.C.                                           49,828    334,905             0.1%
                  Elementis P.L.C.                                                   35,377    139,379             0.0%
*                 EnQuest P.L.C.                                                     80,655     39,860             0.0%
                  esure Group P.L.C.                                                 27,665     87,892             0.0%
                  Euromoney Institutional Investor P.L.C.                               754     10,211             0.0%
                  Experian P.L.C.                                                    78,652  1,692,021             0.3%
                  FDM Group Holdings P.L.C.                                           1,596     16,544             0.0%
                  Fenner P.L.C.                                                       8,735     38,127             0.0%
                  Ferrexpo P.L.C.                                                    10,562     21,616             0.0%
                  Fidessa Group P.L.C.                                                1,981     60,683             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
*                 Findel P.L.C.                                                       1,988 $    5,150             0.0%
                  Foxtons Group P.L.C.                                               29,595     39,240             0.0%
                  Fresnillo P.L.C.                                                    4,385     82,447             0.0%
                  Fuller Smith & Turner P.L.C. Class A                                  636      8,353             0.0%
                  G4S P.L.C.                                                        180,612    713,151             0.1%
                  Galliford Try P.L.C.                                                9,950    185,443             0.0%
                  Gem Diamonds, Ltd.                                                  3,300      3,754             0.0%
                  GlaxoSmithKline P.L.C.                                             19,090    384,241             0.1%
                  GlaxoSmithKline P.L.C. Sponsored ADR                               43,653  1,785,408             0.3%
*                 Gocompare.Com Group P.L.C.                                         17,184     20,501             0.0%
                  Grafton Group P.L.C.                                                9,566     92,553             0.0%
                  Grainger P.L.C.                                                    45,201    146,222             0.0%
                  Greencore Group P.L.C.                                             34,452    101,704             0.0%
                  Greene King P.L.C.                                                  4,810     46,809             0.0%
                  GVC Holdings P.L.C.                                                11,251    108,801             0.0%
                  Halfords Group P.L.C.                                              16,785     81,233             0.0%
                  Halma P.L.C.                                                       37,174    506,996             0.1%
                  Hargreaves Lansdown P.L.C.                                         13,215    235,927             0.0%
                  Hays P.L.C.                                                       261,383    580,033             0.1%
                  Headlam Group P.L.C.                                                3,793     31,496             0.0%
                  Helical P.L.C.                                                     15,251     65,405             0.0%
                  Henderson Group P.L.C.                                             77,456    231,678             0.0%
                  Hikma Pharmaceuticals P.L.C.                                          538     13,499             0.0%
                  Hill & Smith Holdings P.L.C.                                        3,774     64,970             0.0%
                  Hilton Food Group P.L.C.                                            4,430     44,226             0.0%
                  Hiscox, Ltd.                                                       32,436    475,662             0.1%
                  Hochschild Mining P.L.C.                                            1,823      5,997             0.0%
                  HomeServe P.L.C.                                                   27,249    236,421             0.0%
                  Howden Joinery Group P.L.C.                                        56,584    339,293             0.1%
                  HSBC Holdings P.L.C.                                               72,243    595,739             0.1%
                  HSBC Holdings P.L.C. Sponsored ADR                                 80,597  3,318,178             0.5%
                  Hunting P.L.C.                                                     21,724    158,042             0.0%
                  IG Group Holdings P.L.C.                                           31,237    219,943             0.0%
*                 Imagination Technologies Group P.L.C.                               4,965      6,477             0.0%
                  IMI P.L.C.                                                         31,134    515,639             0.1%
                  Inchcape P.L.C.                                                    37,901    419,280             0.1%
                  Indivior P.L.C.                                                    87,340    379,099             0.1%
                  Informa P.L.C.                                                    131,872  1,096,472             0.2%
                  Inmarsat P.L.C.                                                    60,844    643,479             0.1%
                  Intermediate Capital Group P.L.C.                                  22,717    229,939             0.0%
                  Interserve P.L.C.                                                   9,548     28,544             0.0%
                  Intertek Group P.L.C.                                              14,128    743,574             0.1%
                  Investec P.L.C.                                                    44,355    328,603             0.1%
*                 IP Group P.L.C.                                                     8,538     15,465             0.0%
                  ITE Group P.L.C.                                                   31,616     72,530             0.0%
                  ITV P.L.C.                                                        225,324    612,797             0.1%
                  IWG P.L.C.                                                         68,879    289,713             0.1%
                  J Sainsbury P.L.C.                                                179,986    641,732             0.1%
*                 Jackpotjoy P.L.C.                                                     200      1,472             0.0%
                  James Fisher & Sons P.L.C.                                          4,770     99,164             0.0%
                  Jardine Lloyd Thompson Group P.L.C.                                11,473    162,912             0.0%
                  JD Sports Fashion P.L.C.                                           27,625    159,297             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
*                 Jimmy Choo P.L.C.                                                        69 $      170             0.0%
                  John Laing Group P.L.C.                                               3,278     12,201             0.0%
                  John Menzies P.L.C.                                                   6,610     59,243             0.0%
                  John Wood Group P.L.C.                                               29,989    294,794             0.1%
                  Johnson Matthey P.L.C.                                               18,590    717,080             0.1%
                  JRP Group P.L.C.                                                      6,253     10,062             0.0%
                  Jupiter Fund Management P.L.C.                                       66,572    409,499             0.1%
*                 Just Eat P.L.C.                                                      20,432    152,737             0.0%
                  KCOM Group P.L.C.                                                    45,137     51,689             0.0%
                  Keller Group P.L.C.                                                   4,706     56,482             0.0%
                  Kier Group P.L.C.                                                     4,243     73,545             0.0%
                  Kingfisher P.L.C.                                                   123,079    544,494             0.1%
                  Ladbrokes Coral Group P.L.C                                          55,434     93,975             0.0%
                  Laird P.L.C.                                                         14,171     27,520             0.0%
*                 Lamprell P.L.C.                                                      15,273     20,967             0.0%
                  Lancashire Holdings, Ltd.                                            19,221    169,770             0.0%
                  Legal & General Group P.L.C.                                        476,445  1,518,465             0.2%
*                 Liberty Global P.L.C. Class A                                         1,556     55,098             0.0%
*                 Liberty Global P.L.C. Series C                                        3,809    131,829             0.0%
*                 Liberty Global P.L.C. LiLAC Class A                                     200      4,294             0.0%
*                 Liberty Global P.L.C. LiLAC Class C                                     489     10,680             0.0%
                  Lloyds Banking Group P.L.C.                                       1,128,070  1,013,599             0.2%
                  Lloyds Banking Group P.L.C. ADR                                      42,774    156,553             0.0%
                  London Stock Exchange Group P.L.C.                                    3,842    168,339             0.0%
                  Lookers P.L.C.                                                       33,010     55,502             0.0%
                  Low & Bonar P.L.C.                                                   19,043     21,686             0.0%
                  Man Group P.L.C.                                                     95,527    190,110             0.0%
                  Marks & Spencer Group P.L.C.                                        163,830    777,561             0.1%
                  Marshalls P.L.C.                                                     18,452     91,922             0.0%
                  McBride P.L.C.                                                       21,025     52,556             0.0%
                  Mears Group P.L.C.                                                    3,263     21,997             0.0%
                  Meggitt P.L.C.                                                       55,533    332,563             0.1%
                  Melrose Industries P.L.C.                                           133,224    407,826             0.1%
                  Merlin Entertainments P.L.C.                                         36,257    237,313             0.0%
                  Micro Focus International P.L.C.                                     36,702  1,229,708             0.2%
                  Millennium & Copthorne Hotels P.L.C.                                  4,136     24,131             0.0%
                  Mitchells & Butlers P.L.C.                                              217        746             0.0%
                  Mitie Group P.L.C.                                                   48,332    131,148             0.0%
                  Mondi P.L.C.                                                          6,466    167,285             0.0%
                  Moneysupermarket.com Group P.L.C.                                    76,518    342,783             0.1%
                  Morgan Sindall Group P.L.C.                                           2,809     38,587             0.0%
                  N Brown Group P.L.C.                                                 13,316     41,142             0.0%
                  National Grid P.L.C.                                                 53,113    687,720             0.1%
                  National Grid P.L.C. Sponsored ADR                                    8,239    534,464             0.1%
                  Next P.L.C.                                                           7,253    404,308             0.1%
                  Northgate P.L.C.                                                     16,590    115,874             0.0%
                  Novae Group P.L.C.                                                    4,875     39,344             0.0%
*                 Ocado Group P.L.C.                                                   23,234     75,530             0.0%
                  Old Mutual P.L.C.                                                    15,043     37,782             0.0%
                  On the Beach Group P.L.C.                                             2,636     11,462             0.0%
                  OneSavings Bank P.L.C.                                               10,371     58,929             0.0%
*                 Ophir Energy P.L.C.                                                  61,630     68,554             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
                  Oxford Instruments P.L.C.                                             4,148 $   53,161             0.0%
                  Pagegroup P.L.C.                                                     47,124    305,312             0.1%
                  Paragon Group of Cos. P.L.C. (The)                                    6,529     39,558             0.0%
                  PayPoint P.L.C.                                                       1,450     19,084             0.0%
*                 Paysafe Group P.L.C.                                                 45,443    267,114             0.1%
                  Pearson P.L.C.                                                       17,258    142,356             0.0%
                  Pearson P.L.C. Sponsored ADR                                         25,246    207,017             0.0%
                  Pendragon P.L.C.                                                     46,943     21,277             0.0%
                  Pennon Group P.L.C.                                                  15,666    173,800             0.0%
                  Persimmon P.L.C.                                                     46,715  1,409,536             0.2%
                  Petrofac, Ltd.                                                       18,673    196,795             0.0%
*                 Petropavlovsk P.L.C.                                                  2,951        295             0.0%
                  Pets at Home Group P.L.C.                                            33,107     80,443             0.0%
                  Phoenix Group Holdings                                               13,288    127,085             0.0%
                  Photo-Me International P.L.C.                                        17,188     38,683             0.0%
                  Playtech P.L.C.                                                      25,133    312,139             0.1%
                  Polypipe Group P.L.C.                                                10,351     53,448             0.0%
*                 Premier Foods P.L.C.                                                 44,530     24,696             0.0%
                  Provident Financial P.L.C.                                           15,724    652,660             0.1%
                  Prudential P.L.C.                                                    14,127    313,532             0.1%
#                 Prudential P.L.C. ADR                                                27,283  1,211,092             0.2%
                  PZ Cussons P.L.C.                                                     7,054     30,608             0.0%
                  QinetiQ Group P.L.C.                                                 53,287    202,782             0.0%
                  Rank Group P.L.C.                                                     7,595     21,045             0.0%
                  Rathbone Brothers P.L.C.                                              2,589     78,921             0.0%
*                 Raven Russia, Ltd.                                                    5,054      3,227             0.0%
                  Reckitt Benckiser Group P.L.C.                                       23,620  2,176,286             0.4%
                  Redrow P.L.C.                                                        32,973    246,319             0.0%
                  RELX P.L.C.                                                          12,196    247,270             0.0%
                  RELX P.L.C. Sponsored ADR                                            38,416    787,144             0.1%
                  Renewi P.L.C.                                                        14,590     18,438             0.0%
                  Renishaw P.L.C.                                                       3,619    160,079             0.0%
                  Rentokil Initial P.L.C.                                             119,006    383,685             0.1%
                  Ricardo P.L.C.                                                        1,818     20,643             0.0%
                  Rightmove P.L.C.                                                     13,426    727,908             0.1%
                  Rolls-Royce Holdings P.L.C.(BYXYLJ2)                              8,364,368     10,834             0.0%
                  Rolls-Royce Holdings P.L.C.(B63H849)                                117,808  1,238,340             0.2%
                  Rotork P.L.C.                                                        97,561    310,790             0.1%
*                 Royal Bank of Scotland Group P.L.C.                                   3,579     12,287             0.0%
                  Royal Dutch Shell P.L.C. Class A                                     50,500  1,311,396             0.2%
                  Royal Dutch Shell P.L.C. Class B                                     41,583  1,106,396             0.2%
                  Royal Dutch Shell P.L.C. Sponsored ADR, Class A                         800     41,752             0.0%
                  Royal Dutch Shell P.L.C. Sponsored ADR, Class B                         446     24,138             0.0%
                  Royal Mail P.L.C.                                                    60,345    314,675             0.1%
                  RPC Group P.L.C.                                                     37,456    393,471             0.1%
                  RPS Group P.L.C.                                                     29,219     96,203             0.0%
                  RSA Insurance Group P.L.C.                                           50,054    386,163             0.1%
                  Sage Group P.L.C. (The)                                              52,063    451,912             0.1%
                  Savills P.L.C.                                                       20,131    242,202             0.0%
                  Schroders P.L.C.(0240549)                                             8,036    331,840             0.1%
                  Schroders P.L.C.(0239581)                                             2,161     64,909             0.0%
                  SDL P.L.C.                                                            2,041     15,915             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
                  Senior P.L.C.                                                      35,351 $   98,214             0.0%
*                 Serco Group P.L.C.                                                 93,708    140,231             0.0%
                  Servelec Group P.L.C.                                               2,219      7,803             0.0%
                  Severfield P.L.C.                                                  19,906     22,701             0.0%
                  Severn Trent P.L.C.                                                21,672    652,390             0.1%
*                 Shawbrook Group P.L.C.                                                358      1,588             0.0%
                  Shire P.L.C.                                                       15,704    925,887             0.2%
                  Shire P.L.C. ADR                                                    2,234    395,329             0.1%
                  SIG P.L.C.                                                         57,355     88,978             0.0%
                  Sky P.L.C.                                                         48,476    622,737             0.1%
                  Smith & Nephew P.L.C. Sponsored ADR                                22,655    753,052             0.1%
                  Smiths Group P.L.C.                                                41,864    889,964             0.1%
                  Soco International P.L.C.                                          16,678     31,612             0.0%
                  Softcat P.L.C.                                                      1,514      8,081             0.0%
                  Spectris P.L.C.                                                    11,287    403,572             0.1%
                  Speedy Hire P.L.C.                                                 13,614      9,720             0.0%
                  Spirax-Sarco Engineering P.L.C.                                     6,269    422,127             0.1%
                  Spire Healthcare Group P.L.C.                                       7,041     30,842             0.0%
                  Spirent Communications P.L.C.                                      33,545     50,939             0.0%
*                 Sports Direct International P.L.C.                                 13,700     54,403             0.0%
                  SSE P.L.C.                                                         61,162  1,101,793             0.2%
                  SSP Group P.L.C.                                                   35,824    206,450             0.0%
                  St. Ives P.L.C.                                                     1,554      1,063             0.0%
                  St. James's Place P.L.C.                                           66,235    984,473             0.2%
                  St. Modwen Properties P.L.C.                                       28,710    135,950             0.0%
*                 Standard Chartered P.L.C.                                          36,575    341,808             0.1%
                  Standard Life P.L.C.                                              105,495    496,531             0.1%
                  Sthree P.L.C.                                                       6,303     26,504             0.0%
                  Stobart Group, Ltd.                                                 5,023     14,548             0.0%
                  SuperGroup P.L.C.                                                   5,275    108,906             0.0%
                  Synthomer P.L.C.                                                   34,899    223,650             0.0%
#                 TalkTalk Telecom Group P.L.C.                                      65,355    163,493             0.0%
                  Tarsus Group P.L.C.                                                 6,886     26,301             0.0%
                  Taylor Wimpey P.L.C.                                              391,622  1,014,413             0.2%
                  Ted Baker P.L.C.                                                    3,401    123,007             0.0%
                  Telecom Plus P.L.C.                                                 8,560    139,119             0.0%
*                 Tesco P.L.C.                                                      408,772    970,102             0.2%
                  Topps Tiles P.L.C.                                                 11,525     15,483             0.0%
                  TP ICAP P.L.C.                                                     17,147    101,890             0.0%
                  Travis Perkins P.L.C.                                              21,313    444,502             0.1%
                  Trinity Mirror P.L.C.                                              16,585     23,592             0.0%
                  TT Electronics P.L.C.                                              11,738     31,329             0.0%
*                 Tullow Oil P.L.C.                                                  22,307     60,520             0.0%
                  U & I Group P.L.C.                                                  8,103     19,949             0.0%
                  UBM P.L.C.                                                         35,804    329,306             0.1%
                  UDG Healthcare P.L.C.                                              11,866    114,928             0.0%
                  Ultra Electronics Holdings P.L.C.                                   7,894    213,669             0.0%
                  Unilever P.L.C.                                                    21,424  1,102,228             0.2%
                  Unilever P.L.C. Sponsored ADR                                      34,389  1,765,531             0.3%
                  United Utilities Group P.L.C.                                      26,245    330,745             0.1%
*                 Vectura Group P.L.C.                                               33,399     61,054             0.0%
                  Vesuvius P.L.C.                                                     5,098     35,049             0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
                  Victrex P.L.C.                                                     10,724 $    266,004             0.0%
                  Virgin Money Holdings UK P.L.C.                                    16,743       68,823             0.0%
                  Vodafone Group P.L.C.                                             540,363    1,391,779             0.2%
                  Vodafone Group P.L.C. Sponsored ADR                                 2,548       66,737             0.0%
                  Weir Group P.L.C. (The)                                             8,600      221,581             0.0%
                  WH Smith P.L.C.                                                     9,445      216,321             0.0%
                  Whitbread P.L.C.                                                    5,183      270,797             0.1%
                  William Hill P.L.C.                                                79,420      301,752             0.1%
                  Wincanton P.L.C.                                                    8,273       29,615             0.0%
*                 Wizz Air Holdings P.L.C.                                              512       11,713             0.0%
                  WM Morrison Supermarkets P.L.C.                                   174,753      542,853             0.1%
                  Wolseley P.L.C.                                                    14,980      952,059             0.2%
                  Worldpay Group P.L.C.                                             212,999      827,194             0.1%
                  WPP P.L.C.                                                         13,389      286,705             0.1%
#                 WPP P.L.C. Sponsored ADR                                            6,805      728,815             0.1%
                  WS Atkins P.L.C.                                                   12,937      359,889             0.1%
                  Xaar P.L.C.                                                         1,636        7,960             0.0%
                  XP Power, Ltd.                                                        435       14,900             0.0%
                  ZPG P.L.C.                                                         27,758      132,973             0.0%
                                                                                            ------------ ---------------
TOTAL UNITED KINGDOM                                                                         102,448,791            16.1%
                                                                                            ------------ ---------------
UNITED STATES -- (0.0%)
                  Sapiens International Corp. NV                                      2,461       30,327             0.0%
*                 TechnipFMC P.L.C.                                                     930       27,959             0.0%
                                                                                            ------------ ---------------
TOTAL UNITED STATES                                                                               58,286             0.0%
                                                                                            ------------ ---------------
TOTAL COMMON STOCKS                                                                          628,317,342            98.8%
                                                                                            ------------ ---------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
                  Bayerische Motoren Werke AG                                         2,597      213,570             0.0%
                  Biotest AG                                                          1,414       30,334             0.0%
                  Draegerwerk AG & Co. KGaA                                             319       34,914             0.0%
                  Fuchs Petrolub SE                                                   5,952      307,000             0.1%
                  Henkel AG & Co. KGaA                                                2,451      333,492             0.1%
                  Jungheinrich AG                                                     8,004      278,701             0.0%
                  Porsche Automobil Holding SE                                        4,801      280,980             0.1%
#                 Sartorius AG                                                        3,032      277,586             0.0%
                  Schaeffler AG                                                       8,471      146,104             0.0%
                  Sixt SE                                                             1,046       46,731             0.0%
                  Villeroy & Boch AG                                                    866       18,204             0.0%
                                                                                            ------------ ---------------
TOTAL GERMANY                                                                                  1,967,616             0.3%
                                                                                            ------------ ---------------
UNITED KINGDOM -- (0.0%)
                  McBride P.L.C                                                     294,350          381             0.0%
                                                                                            ------------ ---------------
TOTAL PREFERRED STOCKS                                                                         1,967,997             0.3%
                                                                                            ------------ ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*                 TPG Telecom, Ltd. Rights 5/12/17                                    1,469           --             0.0%
                                                                                            ------------ ---------------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
AUSTRIA -- (0.0%)
*                 Intercell AG Rights 5/16/13                                             265 $         --             0.0%
                                                                                              ------------ ---------------
UNITED KINGDOM -- (0.0%)
*                 Cobham P.L.C. Rights 5/4/17                                          43,872       32,389             0.0%
                                                                                              ------------ ---------------
TOTAL RIGHTS/WARRANTS                                                                               32,389             0.0%
                                                                                              ------------ ---------------
TOTAL INVESTMENT SECURITIES                                                                    630,317,728
                                                                                              ------------

                                                                                                VALUE+
                                                                                              ------------
SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@              DFA Short Term Investment Fund                                    4,684,199   54,210,233             8.5%
                                                                                              ------------ ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $601,080,924)                                             $684,527,961           107.6%
                                                                                              ============ ===============

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ---------------------------------------------
                                                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                                  ----------- ------------ ------- ------------
Common Stocks
   Australia                                                      $   341,036 $ 33,155,536      -- $ 33,496,572
   Austria                                                                 --    3,097,958      --    3,097,958
   Belgium                                                                 --    6,493,304      --    6,493,304
   Canada                                                          48,782,911           --      --   48,782,911
   China                                                                   --       16,520      --       16,520
   Denmark                                                            567,242   13,305,027      --   13,872,269
   Finland                                                            117,505    9,808,695      --    9,926,200
   France                                                             259,323   55,148,879      --   55,408,202
   Germany                                                          2,948,340   42,033,082      --   44,981,422
   Hong Kong                                                           40,783   13,325,101      --   13,365,884
   Ireland                                                            466,930    2,925,067      --    3,391,997
   Israel                                                             564,430    2,459,708      --    3,024,138
   Italy                                                               57,138   19,360,264      --   19,417,402
   Japan                                                            4,501,213  137,308,416      --  141,809,629
   Netherlands                                                      5,016,844   18,262,949      --   23,279,793
   New Zealand                                                         13,376    2,475,263      --    2,488,639
   Norway                                                              36,336    4,667,261      --    4,703,597
   Portugal                                                                --    1,329,572      --    1,329,572
   Singapore                                                               --    6,373,005      --    6,373,005
   Spain                                                            1,634,609   15,810,703      --   17,445,312
   Sweden                                                             436,842   24,166,178      --   24,603,020
   Switzerland                                                      6,740,550   41,762,369      --   48,502,919
   United Kingdom                                                  15,977,547   86,471,244      --  102,448,791
   United States                                                           --       58,286      --       58,286
Preferred Stocks
   Germany                                                                 --    1,967,616      --    1,967,616
   United Kingdom                                                          --          381      --          381
Rights/Warrants
   United Kingdom                                                          --       32,389      --       32,389
Securities Lending Collateral                                              --   54,210,233      --   54,210,233
                                                                  ----------- ------------ ------- ------------
TOTAL                                                             $88,502,955 $596,025,006      -- $684,527,961
                                                                  =========== ============ ======= ============

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
COMMON STOCKS -- (91.6%)
AUSTRALIA -- (5.7%)
                  Adelaide Brighton, Ltd.                                            46,171 $  204,698             0.0%
                  AGL Energy, Ltd.                                                   14,369    287,679             0.1%
                  ALS, Ltd.                                                          63,719    298,042             0.1%
                  Altium, Ltd.                                                        6,607     40,513             0.0%
#                 Alumina, Ltd.                                                     319,299    438,323             0.1%
                  AMA Group, Ltd.                                                     5,769      4,579             0.0%
                  Amcor, Ltd.                                                        19,918    234,201             0.1%
                  AMP, Ltd.                                                         276,209  1,106,679             0.2%
                  AP Eagers, Ltd.                                                     9,681     58,273             0.0%
                  APA Group                                                          29,646    203,315             0.0%
                  APN News & Media, Ltd.                                             48,554     90,490             0.0%
#                 ARB Corp., Ltd.                                                     6,423     74,477             0.0%
#                 Ardent Leisure Group                                               39,606     60,136             0.0%
#*                Arrium, Ltd.                                                       91,938         --             0.0%
                  Asaleo Care, Ltd.                                                  33,617     45,112             0.0%
                  ASX, Ltd.                                                           2,576     97,655             0.0%
                  AUB Group, Ltd.                                                     2,532     22,920             0.0%
                  Aurizon Holdings, Ltd.                                             88,081    339,654             0.1%
                  Ausdrill, Ltd.                                                     31,689     32,387             0.0%
                  AusNet Services                                                    86,184    112,872             0.0%
#                 Australia & New Zealand Banking Group, Ltd.                        90,753  2,221,541             0.4%
*                 Australian Agricultural Co., Ltd.                                  61,651     79,541             0.0%
                  Australian Pharmaceutical Industries, Ltd.                         38,132     63,578             0.0%
#                 Automotive Holdings Group, Ltd.                                    34,642     96,668             0.0%
                  Aveo Group                                                         29,088     68,607             0.0%
*                 AWE, Ltd.                                                          57,918     19,689             0.0%
                  Bank of Queensland, Ltd.                                           41,989    375,681             0.1%
                  Beach Energy, Ltd.                                                180,538     99,127             0.0%
#*                Beadell Resources, Ltd.                                            18,149      3,118             0.0%
#                 Bega Cheese, Ltd.                                                   5,491     24,632             0.0%
#                 Bellamy's Australia, Ltd.                                           6,608     25,405             0.0%
                  Bendigo & Adelaide Bank, Ltd.                                      48,913    450,132             0.1%
#                 BHP Billiton, Ltd.                                                149,625  2,663,914             0.4%
                  BHP Billiton, Ltd. Sponsored ADR                                      254      9,042             0.0%
*                 Billabong International, Ltd.                                       5,101      4,256             0.0%
#                 Blackmores, Ltd.                                                    1,248     99,525             0.0%
                  BlueScope Steel, Ltd.                                             100,579    878,752             0.1%
                  Boral, Ltd.                                                       126,904    584,970             0.1%
                  Brambles, Ltd.                                                     32,198    249,151             0.1%
                  Breville Group, Ltd.                                               10,244     82,062             0.0%
                  Brickworks, Ltd.                                                   11,178    123,181             0.0%
                  BT Investment Management, Ltd.                                      7,637     68,221             0.0%
#                 Cabcharge Australia, Ltd.                                          20,194     39,764             0.0%
                  Caltex Australia, Ltd.                                              9,133    203,860             0.0%
*                 Cardno, Ltd.                                                       38,646     38,507             0.0%
                  carsales.com, Ltd.                                                 17,747    155,651             0.0%
                  Cash Converters International, Ltd.                                34,080      7,002             0.0%
                  Cedar Woods Properties, Ltd.                                        3,941     15,796             0.0%
                  Challenger, Ltd.                                                   44,901    443,482             0.1%
                  CIMIC Group, Ltd.                                                   3,736    103,535             0.0%
                  Cleanaway Waste Management, Ltd.                                  222,913    211,676             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
AUSTRALIA -- (Continued)
                  Coca-Cola Amatil, Ltd.                                             24,485 $  171,601             0.0%
                  Cochlear, Ltd.                                                      2,205    230,820             0.1%
                  Codan, Ltd.                                                        11,449     18,782             0.0%
                  Collection House, Ltd.                                             13,772     13,919             0.0%
                  Collins Foods, Ltd.                                                11,404     44,756             0.0%
                  Commonwealth Bank of Australia                                     34,393  2,246,341             0.4%
                  Computershare, Ltd.                                                28,363    312,675             0.1%
#                 Corporate Travel Management, Ltd.                                   3,110     47,386             0.0%
#                 Credit Corp. Group, Ltd.                                            3,966     53,992             0.0%
#                 CSG, Ltd.                                                          30,846     11,087             0.0%
                  CSR, Ltd.                                                          87,912    322,364             0.1%
                  Decmil Group, Ltd.                                                 10,789      6,326             0.0%
#                 Domino's Pizza Enterprises, Ltd.                                    5,014    229,290             0.1%
*                 Doray Minerals, Ltd.                                               20,708      4,601             0.0%
                  Downer EDI, Ltd.                                                   86,071    378,225             0.1%
                  DUET Group                                                        137,939    311,695             0.1%
                  DuluxGroup, Ltd.                                                   35,562    180,061             0.0%
                  Eclipx Group, Ltd.                                                  3,965     11,441             0.0%
*                 Elders, Ltd.                                                        9,363     31,188             0.0%
#*                Energy Resources of Australia, Ltd.                                13,961      6,283             0.0%
#*                Energy World Corp., Ltd.                                           19,261      5,406             0.0%
                  EQT Holdings, Ltd.                                                    676      8,875             0.0%
                  ERM Power, Ltd.                                                    11,026     10,032             0.0%
#                 Event Hospitality and Entertainment, Ltd.                          14,993    145,876             0.0%
                  Evolution Mining, Ltd.                                            117,665    204,514             0.0%
                  Fairfax Media, Ltd.                                               291,705    231,255             0.1%
                  Finbar Group, Ltd.                                                  8,281      5,021             0.0%
#*                Fleetwood Corp., Ltd.                                                 779      1,168             0.0%
#                 FlexiGroup, Ltd.                                                   30,205     52,591             0.0%
#                 Flight Centre Travel Group, Ltd.                                    6,523    153,432             0.0%
                  Fortescue Metals Group, Ltd.                                      178,537    707,658             0.1%
                  G8 Education, Ltd.                                                 44,046    121,868             0.0%
#                 GBST Holdings, Ltd.                                                 1,530      3,334             0.0%
                  Genworth Mortgage Insurance Australia, Ltd.                         5,710     14,043             0.0%
                  GrainCorp, Ltd. Class A                                            33,483    223,302             0.1%
                  Grange Resources, Ltd.                                            136,583     16,872             0.0%
#                 Greencross, Ltd.                                                    7,545     38,390             0.0%
                  GUD Holdings, Ltd.                                                  4,862     45,257             0.0%
                  GWA Group, Ltd.                                                    17,580     41,056             0.0%
                  Hansen Technologies, Ltd.                                           8,682     23,396             0.0%
#                 Harvey Norman Holdings, Ltd.                                       56,083    175,912             0.0%
                  HFA Holdings, Ltd.                                                 13,789     24,656             0.0%
*                 Hills, Ltd.                                                        18,019      2,630             0.0%
                  Iluka Resources, Ltd.                                              21,603    135,754             0.0%
*                 Imdex, Ltd.                                                        51,724     23,963             0.0%
#                 IMF Bentham, Ltd.                                                  25,892     37,402             0.0%
                  Incitec Pivot, Ltd.                                               176,961    501,358             0.1%
                  Independence Group NL                                              66,471    162,849             0.0%
*                 Infigen Energy                                                     62,909     44,772             0.0%
                  Infomedia, Ltd.                                                    19,244     10,213             0.0%
                  Insurance Australia Group, Ltd.                                    49,858    231,435             0.1%
                  InvoCare, Ltd.                                                     10,303    112,411             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
AUSTRALIA -- (Continued)
#                 IOOF Holdings, Ltd.                                                28,938 $  190,751             0.0%
                  IRESS, Ltd.                                                        14,239    132,590             0.0%
                  iSelect, Ltd.                                                       8,736     13,001             0.0%
#                 iSentia Group, Ltd.                                                 4,328      4,693             0.0%
                  James Hardie Industries P.L.C.                                     16,741    283,264             0.1%
#                 JB Hi-Fi, Ltd.                                                     12,034    222,339             0.0%
#*                Karoon Gas Australia, Ltd.                                         30,457     33,654             0.0%
*                 Kingsgate Consolidated, Ltd.                                       33,671      5,706             0.0%
                  LendLease Group                                                    38,071    457,067             0.1%
                  Link Administration Holdings, Ltd.                                  7,227     41,775             0.0%
#*                Lynas Corp., Ltd.                                                 645,108     43,921             0.0%
                  MACA, Ltd.                                                         17,553     21,804             0.0%
*                 Macmahon Holdings, Ltd.                                           237,156     27,517             0.0%
                  Macquarie Group, Ltd.                                              13,320    925,318             0.2%
                  Magellan Financial Group, Ltd.                                      9,040    159,345             0.0%
                  Mantra Group, Ltd.                                                 18,720     39,495             0.0%
                  MaxiTRANS Industries, Ltd.                                         11,936      6,109             0.0%
#*                Mayne Pharma Group, Ltd.                                           56,914     57,230             0.0%
                  McMillan Shakespeare, Ltd.                                          5,192     52,518             0.0%
                  Medibank Pvt, Ltd.                                                100,937    219,736             0.0%
*                 Medusa Mining, Ltd.                                                45,149     12,800             0.0%
                  Melbourne IT, Ltd.                                                  8,952     14,421             0.0%
#*                Mesoblast, Ltd.                                                    17,216     40,598             0.0%
*                 Metals X, Ltd.                                                     19,748     10,882             0.0%
*                 Mincor Resources NL                                                 3,984        537             0.0%
                  Mineral Resources, Ltd.                                            18,509    148,030             0.0%
#*                MMA Offshore, Ltd.                                                 12,228      2,016             0.0%
                  Monadelphous Group, Ltd.                                           16,064    150,191             0.0%
                  Monash IVF Group, Ltd.                                              5,960      8,882             0.0%
                  Mortgage Choice, Ltd.                                               2,795      4,773             0.0%
*                 Mount Gibson Iron, Ltd.                                            70,602     19,002             0.0%
#                 Myer Holdings, Ltd.                                               121,779    101,185             0.0%
                  MyState, Ltd.                                                       7,026     24,728             0.0%
                  National Australia Bank, Ltd.                                      74,517  1,891,401             0.3%
#                 Navitas, Ltd.                                                      23,128     79,421             0.0%
#*                NetComm Wireless, Ltd.                                              5,013      5,091             0.0%
                  New Hope Corp., Ltd.                                               16,892     21,239             0.0%
                  Newcrest Mining, Ltd.                                              41,947    672,970             0.1%
                  nib holdings, Ltd.                                                 30,472    136,865             0.0%
                  Nine Entertainment Co. Holdings, Ltd.                              14,382     13,243             0.0%
                  Northern Star Resources, Ltd.                                      59,267    192,695             0.0%
*                 NRW Holdings, Ltd.                                                 51,124     21,355             0.0%
                  Nufarm, Ltd.                                                       20,788    157,994             0.0%
#                 OFX Group, Ltd.                                                     8,349      8,968             0.0%
                  Oil Search, Ltd.                                                   52,256    281,970             0.1%
                  Orica, Ltd.                                                        48,108    666,513             0.1%
*                 Origin Energy, Ltd.                                                78,822    424,163             0.1%
#*                Orocobre, Ltd.                                                      8,159     19,238             0.0%
                  Orora, Ltd.                                                       140,676    317,183             0.1%
                  OZ Minerals, Ltd.                                                  41,087    218,165             0.0%
                  Pact Group Holdings, Ltd.                                          16,885     89,113             0.0%
#*                Paladin Energy, Ltd.                                              157,449     12,379             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
AUSTRALIA -- (Continued)
*                 Panoramic Resources, Ltd.                                          95,077 $ 19,855             0.0%
                  Peet, Ltd.                                                         29,651   27,529             0.0%
                  Perpetual, Ltd.                                                     4,089  161,485             0.0%
#*                Perseus Mining, Ltd.                                               75,538   16,684             0.0%
#                 Platinum Asset Management, Ltd.                                    13,014   45,338             0.0%
                  PMP, Ltd.                                                          26,974   13,417             0.0%
                  Premier Investments, Ltd.                                          15,658  153,550             0.0%
#                 Prime Media Group, Ltd.                                            19,595    4,408             0.0%
                  Programmed Maintenance Services, Ltd.                              36,658   47,183             0.0%
                  Qantas Airways, Ltd.                                               56,667  179,626             0.0%
                  QBE Insurance Group, Ltd.                                          53,396  513,016             0.1%
#                 Qube Holdings, Ltd.                                                67,880  133,442             0.0%
#                 Quintis, Ltd.                                                      26,787   24,082             0.0%
#*                Ramelius Resources, Ltd.                                           54,769   16,566             0.0%
                  RCR Tomlinson, Ltd.                                                17,877   37,965             0.0%
#                 REA Group, Ltd.                                                     2,678  122,986             0.0%
                  Reckon, Ltd.                                                        6,209    7,247             0.0%
                  Regis Healthcare, Ltd.                                              7,110   23,872             0.0%
                  Regis Resources, Ltd.                                              42,839  106,393             0.0%
                  Reject Shop, Ltd. (The)                                             5,557   17,678             0.0%
                  Resolute Mining, Ltd.                                              81,632   75,794             0.0%
#                 Retail Food Group, Ltd.                                             7,993   32,653             0.0%
                  Ridley Corp., Ltd.                                                 37,057   39,684             0.0%
                  Rio Tinto, Ltd.                                                    13,522  612,164             0.1%
                  Sandfire Resources NL                                              21,046   91,132             0.0%
*                 Santos, Ltd.                                                       96,652  250,918             0.1%
#*                Saracen Mineral Holdings, Ltd.                                     90,687   64,015             0.0%
                  Seek, Ltd.                                                         20,945  266,801             0.1%
                  Select Harvests, Ltd.                                               8,570   34,885             0.0%
#*                Senex Energy, Ltd.                                                135,403   32,293             0.0%
                  Servcorp, Ltd.                                                      5,319   23,460             0.0%
                  Service Stream, Ltd.                                               23,443   20,371             0.0%
#                 Seven Group Holdings, Ltd.                                         12,663  105,047             0.0%
                  Seven West Media, Ltd.                                            137,261   75,954             0.0%
                  Sigma Pharmaceuticals, Ltd.                                       107,148  100,314             0.0%
#                 Silver Chef, Ltd.                                                   1,884   10,984             0.0%
#*                Silver Lake Resources, Ltd.                                        47,532   16,991             0.0%
                  Sims Metal Management, Ltd.                                        24,131  221,535             0.0%
*                 Sino Gas & Energy Holdings, Ltd.                                  170,274   11,815             0.0%
                  Sirtex Medical, Ltd.                                                3,552   41,248             0.0%
#*                Slater & Gordon, Ltd.                                              28,214    1,943             0.0%
                  SMS Management & Technology, Ltd.                                   9,154   10,964             0.0%
                  Sonic Healthcare, Ltd.                                             12,959  214,230             0.0%
                  South32, Ltd.                                                     237,852  492,900             0.1%
                  South32, Ltd. ADR                                                   3,651   37,751             0.0%
                  Southern Cross Media Group, Ltd.                                   79,239   76,586             0.0%
                  Spark Infrastructure Group                                        104,171  194,244             0.0%
                  Spotless Group Holdings, Ltd.                                      52,225   42,195             0.0%
*                 St Barbara, Ltd.                                                   47,300   96,951             0.0%
                  Steadfast Group, Ltd.                                              42,055   85,511             0.0%
                  Suncorp Group, Ltd.                                                48,879  503,876             0.1%
#*                Sundance Energy Australia, Ltd.                                    57,522    4,295             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
AUSTRALIA -- (Continued)
                  Sunland Group, Ltd.                                                 6,809 $     8,808             0.0%
#                 Super Retail Group, Ltd.                                           15,568     109,951             0.0%
                  Sydney Airport                                                     23,431     121,018             0.0%
                  Tassal Group, Ltd.                                                 26,543      88,616             0.0%
                  Technology One, Ltd.                                               24,652     100,709             0.0%
                  Telstra Corp., Ltd.                                                61,597     194,620             0.0%
*                 Ten Network Holdings, Ltd.                                          7,026       1,422             0.0%
                  Thorn Group, Ltd.                                                  35,581      34,216             0.0%
*                 Tiger Resources, Ltd.                                             219,444       8,052             0.0%
                  Tox Free Solutions, Ltd.                                           30,492      50,442             0.0%
#                 TPG Telecom, Ltd.                                                  13,295      58,659             0.0%
                  Transurban Group                                                   28,787     262,995             0.1%
*                 Troy Resources, Ltd.                                                  583          57             0.0%
                  Villa World, Ltd.                                                  11,106      19,292             0.0%
#                 Village Roadshow, Ltd.                                             14,328      38,918             0.0%
#*                Virgin Australia Holdings, Ltd.                                   108,136      14,992             0.0%
                  Virtus Health, Ltd.                                                10,205      44,494             0.0%
#                 Vita Group, Ltd.                                                    5,661       9,635             0.0%
#                 Vocus Group, Ltd.                                                  51,968     131,009             0.0%
*                 Watpac, Ltd.                                                       27,091      14,885             0.0%
                  Webjet, Ltd.                                                        3,015      25,668             0.0%
                  Wesfarmers, Ltd.                                                   13,230     425,868             0.1%
#*                Western Areas, Ltd.                                                42,530      70,585             0.0%
#*                Westgold Resources, Ltd.                                            9,874      14,440             0.0%
#                 Westpac Banking Corp.                                              70,466   1,847,249             0.3%
*                 Whitehaven Coal, Ltd.                                              74,786     152,977             0.0%
                  Woodside Petroleum, Ltd.                                           27,430     660,280             0.1%
#                 Woolworths, Ltd.                                                   20,615     414,396             0.1%
#*                WorleyParsons, Ltd.                                                30,241     255,442             0.1%
                  WPP AUNZ, Ltd.                                                     68,187      59,468             0.0%
                                                                                            ----------- ---------------
TOTAL AUSTRALIA                                                                              40,918,438             6.2%
                                                                                            ----------- ---------------
AUSTRIA -- (0.7%)
                  Agrana Beteiligungs AG                                                137      14,411             0.0%
                  ANDRITZ AG                                                          5,677     313,695             0.1%
                  Atrium European Real Estate, Ltd.                                  11,987      50,480             0.0%
#                 Austria Technologie & Systemtechnik AG                              3,324      35,913             0.0%
                  BUWOG AG                                                           11,738     316,997             0.1%
                  CA Immobilien Anlagen AG                                            6,306     138,098             0.0%
#                 DO & CO AG                                                            627      42,316             0.0%
                  Erste Group Bank AG                                                17,447     624,669             0.1%
                  EVN AG                                                              2,411      31,932             0.0%
*                 FACC AG                                                             1,487      11,282             0.0%
#                 IMMOFINANZ AG                                                      56,022     116,457             0.0%
                  Kapsch TrafficCom AG                                                  788      38,620             0.0%
#                 Lenzing AG                                                          1,292     240,868             0.1%
#                 Mayr Melnhof Karton AG                                                878     106,246             0.0%
                  Oesterreichische Post AG                                            3,229     136,975             0.0%
                  OMV AG                                                              7,513     346,057             0.1%
                  Palfinger AG                                                        1,123      45,831             0.0%
                  POLYTEC Holding AG                                                  2,865      50,025             0.0%
                  Porr Ag                                                               848      30,326             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
AUSTRIA -- (Continued)
*                 Raiffeisen Bank International AG                                  13,713 $  312,605             0.1%
                  RHI AG                                                             2,283     66,472             0.0%
#                 Rosenbauer International AG                                          131      7,626             0.0%
                  S IMMO AG                                                          4,456     58,240             0.0%
                  Schoeller-Bleckmann Oilfield Equipment AG                            459     32,044             0.0%
#                 Semperit AG Holding                                                1,997     53,289             0.0%
                  Strabag SE                                                         1,732     70,833             0.0%
                  Telekom Austria AG                                                16,249    114,035             0.0%
                  UNIQA Insurance Group AG                                          16,386    136,735             0.0%
                  Verbund AG                                                         6,217    103,214             0.0%
                  Vienna Insurance Group AG Wiener Versicherung Gruppe               4,649    120,598             0.0%
                  Voestalpine AG                                                    14,054    585,902             0.1%
                  Wienerberger AG                                                    9,422    220,591             0.0%
                  Zumtobel Group AG                                                  1,877     39,086             0.0%
                                                                                           ---------- ---------------
TOTAL AUSTRIA                                                                               4,612,468             0.7%
                                                                                           ---------- ---------------
BELGIUM -- (1.2%)
#*                Ablynx NV                                                          2,054     24,162             0.0%
                  Ackermans & van Haaren NV                                          3,097    506,878             0.1%
                  Ageas                                                             25,106  1,027,986             0.2%
*                 AGFA-Gevaert NV                                                   22,907    116,287             0.0%
                  Atenor                                                               415     22,156             0.0%
                  Banque Nationale de Belgique                                          19     62,193             0.0%
                  Barco NV                                                           1,459    143,726             0.0%
                  Bekaert SA                                                         4,774    240,297             0.1%
                  bpost SA                                                           9,542    228,702             0.0%
#*                Celyad SA                                                            565     18,076             0.0%
                  Cie d'Entreprises CFE                                                986    143,701             0.0%
*                 Cie Immobiliere de Belgique SA                                       213     13,453             0.0%
                  Colruyt SA                                                         8,377    430,461             0.1%
                  D'ieteren SA                                                       3,335    162,715             0.0%
*                 Dalenys                                                              351      2,449             0.0%
                  Deceuninck NV                                                      5,234     15,862             0.0%
                  Econocom Group SA                                                  6,240    100,344             0.0%
                  Elia System Operator SA                                            2,848    151,061             0.0%
                  Euronav NV                                                        14,415    114,425             0.0%
                  EVS Broadcast Equipment SA                                         1,407     56,668             0.0%
                  Exmar NV                                                           3,996     25,664             0.0%
*                 Fagron                                                             5,928     78,238             0.0%
*                 Galapagos NV                                                       2,894    253,539             0.1%
*                 Galapagos NV Sponsored ADR                                           300     26,058             0.0%
                  Gimv NV                                                              715     43,630             0.0%
                  Ion Beam Applications                                              1,351     80,191             0.0%
                  KBC Group NV                                                      19,032  1,375,383             0.2%
                  Kinepolis Group NV                                                 1,256     72,522             0.0%
                  Lotus Bakeries                                                        25     62,887             0.0%
*                 MDxHealth                                                          5,800     33,474             0.0%
                  Melexis NV                                                         1,933    161,143             0.0%
#*                Nyrstar NV                                                        11,040     62,490             0.0%
                  Ontex Group NV                                                     7,522    250,972             0.1%
*                 Orange Belgium SA                                                  4,432     92,449             0.0%
                  Picanol                                                              183     17,837             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
BELGIUM -- (Continued)
#                 Proximus SADP                                                     14,533 $  444,476             0.1%
                  Recticel SA                                                        5,405     45,019             0.0%
                  Resilux                                                              108     18,208             0.0%
                  Roularta Media Group NV                                              370     10,943             0.0%
*                 Sapec                                                                 70     12,806             0.0%
                  Sioen Industries NV                                                1,485     49,469             0.0%
                  Sipef SA                                                             498     34,541             0.0%
                  Solvay SA                                                          7,028    893,898             0.2%
*                 Telenet Group Holding NV                                           3,093    187,933             0.0%
                  TER Beke SA                                                           55     10,754             0.0%
*                 Tessenderlo Chemie NV                                              3,960    162,535             0.0%
*                 ThromboGenics NV                                                     592      2,016             0.0%
                  Umicore SA                                                        10,948    641,412             0.1%
                  Van de Velde NV                                                      784     43,064             0.0%
                                                                                           ---------- ---------------
TOTAL BELGIUM                                                                               8,775,153             1.3%
                                                                                           ---------- ---------------
CANADA -- (9.7%)
*                 5N Plus, Inc.                                                      4,100      5,857             0.0%
                  Absolute Software Corp.                                            2,400     13,573             0.0%
                  Acadian Timber Corp.                                               1,700     22,504             0.0%
*                 Advantage Oil & Gas, Ltd.(00765F101)                               3,399     21,244             0.0%
*                 Advantage Oil & Gas, Ltd.(B66PKS8)                                23,220    146,119             0.0%
                  Aecon Group, Inc.                                                  8,695    103,126             0.0%
#                 Ag Growth International, Inc.                                      1,000     40,607             0.0%
                  AGF Management, Ltd. Class B                                       7,587     37,906             0.0%
                  Agnico Eagle Mines, Ltd.                                          15,126    723,477             0.1%
                  Agrium, Inc.(008916108)                                            6,579    617,965             0.1%
                  Agrium, Inc.(2213538)                                              1,600    150,172             0.0%
                  AGT Food & Ingredients, Inc.                                       4,300     99,322             0.0%
                  Aimia, Inc.                                                       13,859     92,796             0.0%
*                 Air Canada                                                         5,441     51,777             0.0%
#                 AirBoss of America Corp.                                           3,978     36,136             0.0%
#*                Alacer Gold Corp.                                                 29,796     47,148             0.0%
#                 Alamos Gold, Inc. Class A(011532108)                              13,292     95,167             0.0%
                  Alamos Gold, Inc. Class A(BZ3DNP6)                                23,100    165,332             0.0%
#                 Alaris Royalty Corp.                                               5,082     81,048             0.0%
*                 Alexco Resource Corp.                                              1,285      1,838             0.0%
                  Algonquin Power & Utilities Corp.                                 18,683    176,969             0.0%
                  Alimentation Couche-Tard, Inc. Class B                             6,765    311,129             0.1%
                  AltaGas, Ltd.                                                     14,514    325,251             0.1%
                  Altius Minerals Corp.                                              4,348     38,446             0.0%
                  Altus Group, Ltd.                                                  3,650     82,356             0.0%
                  ARC Resources, Ltd.                                               31,272    410,530             0.1%
*                 Argonaut Gold, Inc.                                               18,272     29,448             0.0%
#*                Asanko Gold, Inc.                                                 15,002     36,377             0.0%
                  Atco, Ltd. Class I                                                 3,639    132,412             0.0%
#*                Athabasca Oil Corp.                                               40,149     40,589             0.0%
*                 ATS Automation Tooling Systems, Inc.                              10,297     98,214             0.0%
*                 AuRico Metals, Inc.(05157J108)                                     5,845      4,698             0.0%
*                 AuRico Metals, Inc.(BYR52G5)                                       2,212      1,799             0.0%
#                 AutoCanada, Inc.                                                   3,921     67,444             0.0%
#*                Avigilon Corp.                                                     5,073     59,833             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
CANADA -- (Continued)
*                 B2Gold Corp.                                                      80,321 $  201,825             0.0%
#                 Badger Daylighting, Ltd.                                           4,456    106,026             0.0%
                  Bank of Montreal(063671101)                                       14,125  1,000,756             0.2%
#                 Bank of Montreal(2076009)                                         22,524  1,594,938             0.3%
                  Bank of Nova Scotia (The)(064149107)                              25,978  1,445,156             0.2%
                  Bank of Nova Scotia (The)(2076281)                                25,800  1,434,163             0.2%
                  Barrick Gold Corp.(067901108)                                     46,629    779,637             0.1%
                  Barrick Gold Corp.(2024644)                                       23,582    394,228             0.1%
*                 Baytex Energy Corp.(07317Q105)                                     2,602      7,858             0.0%
#*                Baytex Energy Corp.(B4VGVM3)                                      28,300     85,622             0.0%
                  BCE, Inc.(B188TH2)                                                 3,215    146,366             0.0%
                  BCE, Inc.(05534B760)                                               2,798    127,505             0.0%
*                 Bellatrix Exploration, Ltd.(078314101)                             7,797      5,815             0.0%
#*                Bellatrix Exploration, Ltd.(B580BW5)                              23,700     17,709             0.0%
                  Birchcliff Energy, Ltd.                                           26,847    137,869             0.0%
#                 Bird Construction, Inc.                                            7,689     53,680             0.0%
#                 Black Diamond Group, Ltd.                                          3,642     10,325             0.0%
*                 BlackBerry, Ltd.(BCBHZ31)                                         14,150    132,165             0.0%
*                 BlackBerry, Ltd.(09228F103)                                       31,605    295,191             0.1%
*                 BlackPearl Resources, Inc.                                        32,381     28,703             0.0%
*                 Bombardier, Inc. Class A                                           6,500     10,476             0.0%
*                 Bombardier, Inc. Class B                                          81,330    125,714             0.0%
                  Bonavista Energy Corp.                                             5,420     11,395             0.0%
#                 Bonterra Energy Corp.                                              2,880     40,846             0.0%
                  Boralex, Inc. Class A                                              5,723     87,582             0.0%
                  Brookfield Asset Management, Inc. Class A                         18,789    694,548             0.1%
                  Brookfield Real Estate Services, Inc.                              1,100     13,046             0.0%
*                 BRP, Inc.                                                          3,068     72,528             0.0%
#*                Calfrac Well Services, Ltd.                                        9,153     23,267             0.0%
#                 Callidus Capital Corp.                                             1,700     21,383             0.0%
                  Cameco Corp.(2166160)                                             11,800    113,155             0.0%
                  Cameco Corp.(13321L108)                                           16,404    157,314             0.0%
*                 Canaccord Genuity Group, Inc.                                     12,583     46,919             0.0%
#*                Canacol Energy, Ltd.                                              17,800     53,202             0.0%
                  Canadian Energy Services & Technology Corp.                       20,070     94,833             0.0%
#                 Canadian Imperial Bank of Commerce(136069101)                      6,765    546,815             0.1%
                  Canadian Imperial Bank of Commerce(2170525)                        8,700    702,667             0.1%
                  Canadian National Railway Co.(136375102)                           9,292    671,719             0.1%
                  Canadian National Railway Co.(2180632)                             3,700    267,447             0.1%
                  Canadian Natural Resources, Ltd.                                  26,792    853,861             0.1%
                  Canadian Pacific Railway, Ltd.(13645T100)                          2,100    321,825             0.1%
                  Canadian Pacific Railway, Ltd.(2793115)                            1,800    275,805             0.1%
                  Canadian Tire Corp., Ltd. Class A                                  3,568    435,463             0.1%
                  Canadian Utilities, Ltd. Class A                                   2,411     69,501             0.0%
#                 Canadian Western Bank                                             11,494    225,914             0.0%
#                 Canam Group, Inc.                                                  4,800     42,794             0.0%
*                 Canfor Corp.                                                      11,766    176,699             0.0%
                  Canfor Pulp Products, Inc.                                         5,091     44,120             0.0%
                  CanWel Building Materials Group, Ltd.                              4,100     17,781             0.0%
*                 Canyon Services Group, Inc.                                        7,376     34,204             0.0%
                  Capital Power Corp.                                                7,701    140,362             0.0%
*                 Capstone Mining Corp.                                             41,075     31,896             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
CANADA -- (Continued)
                  Cascades, Inc.                                                     10,300 $124,048             0.0%
                  CCL Industries, Inc. Class B                                          970  224,549             0.0%
*                 Celestica, Inc.(15101Q108)                                         11,606  165,385             0.0%
*                 Celestica, Inc.(2263362)                                            3,200   45,595             0.0%
                  Cenovus Energy, Inc.(15135U109)                                    32,519  324,540             0.1%
                  Cenovus Energy, Inc.(B57FG04)                                      29,400  293,128             0.1%
                  Centerra Gold, Inc.(B01NXQ4)                                       31,241  161,349             0.0%
                  Centerra Gold, Inc.(152006102)                                        624    3,227             0.0%
#*                Cequence Energy, Ltd.                                              30,508    5,476             0.0%
                  Cervus Equipment Corp.                                              1,200   10,822             0.0%
*                 CGI Group, Inc. Class A                                             8,717  420,770             0.1%
#                 Chesswood Group, Ltd.                                               1,200   12,096             0.0%
#*                China Gold International Resources Corp., Ltd.                     24,316   36,161             0.0%
                  CI Financial Corp.                                                 17,929  350,686             0.1%
                  Cineplex, Inc.                                                      6,883  270,923             0.1%
                  Clearwater Seafoods, Inc.                                           2,677   20,748             0.0%
                  Cogeco Communications, Inc.                                         2,689  153,868             0.0%
                  Cogeco, Inc.                                                        1,076   53,869             0.0%
                  Colliers International Group, Inc.(194693107)                       1,720   84,022             0.0%
                  Colliers International Group, Inc.(BYL7SB4)                           620   30,358             0.0%
                  Computer Modelling Group, Ltd.                                     11,290   89,324             0.0%
                  Constellation Software, Inc.                                          600  274,421             0.1%
*                 Continental Gold, Inc.                                              5,800   13,087             0.0%
#*                Copper Mountain Mining Corp.                                       22,194   14,633             0.0%
                  Corus Entertainment, Inc. Class B                                  16,115  158,193             0.0%
                  Cott Corp.(2228952)                                                14,256  187,567             0.0%
                  Cott Corp.(22163N106)                                               8,421  110,905             0.0%
                  Crescent Point Energy Corp.(22576C101)                              6,810   67,483             0.0%
                  Crescent Point Energy Corp.(B67C8W8)                               28,678  283,833             0.1%
*                 Crew Energy, Inc.                                                  16,833   50,682             0.0%
*                 CRH Medical Corp.                                                   3,400   20,001             0.0%
#*                Delphi Energy Corp.                                                19,592   19,232             0.0%
#*                Denison Mines Corp.                                                 3,500    1,795             0.0%
*                 Descartes Systems Group, Inc. (The)(249906108)                      1,400   32,410             0.0%
*                 Descartes Systems Group, Inc. (The)(2141941)                        2,500   57,690             0.0%
*                 Detour Gold Corp.                                                  20,100  254,002             0.1%
                  DH Corp.                                                           15,450  287,371             0.1%
                  DHX Media, Ltd.                                                     5,834   24,575             0.0%
                  Dollarama, Inc.                                                     3,955  346,231             0.1%
                  Dominion Diamond Corp.(B95LX89)                                       500    6,077             0.0%
                  Dominion Diamond Corp.(257287102)                                   8,601  104,588             0.0%
                  Dorel Industries, Inc. Class B                                      3,147   75,617             0.0%
*                 Dundee Precious Metals, Inc.                                       16,018   32,035             0.0%
                  ECN Capital Corp.                                                  31,899   86,930             0.0%
                  Eldorado Gold Corp.(284902103)                                      7,243   26,509             0.0%
                  Eldorado Gold Corp.(2307873)                                      100,431  367,130             0.1%
#                 Element Fleet Management Corp.                                     38,099  334,645             0.1%
#                 Emera, Inc.                                                         1,790   61,959             0.0%
                  Empire Co., Ltd. Class A                                           23,697  365,077             0.1%
#                 Enbridge Income Fund Holdings, Inc.                                11,650  285,905             0.1%
                  Enbridge, Inc.(2466149)                                            12,958  537,097             0.1%
                  Enbridge, Inc.(29250N105)                                           6,108  253,177             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
CANADA -- (Continued)
                  Encana Corp.(292505104)                                           56,119 $600,473             0.1%
                  Encana Corp.(2793193)                                             26,900  287,908             0.1%
*                 Endeavour Mining Corp.                                             8,672  143,067             0.0%
#*                Endeavour Silver Corp.                                             4,949   15,243             0.0%
                  Enercare, Inc.                                                    15,100  239,821             0.1%
                  Enerflex, Ltd.                                                    11,966  168,657             0.0%
#*                Energy Fuels, Inc.                                                 2,154    3,756             0.0%
                  Enerplus Corp.(B584T89)                                           20,300  146,482             0.0%
                  Enerplus Corp.(292766102)                                         13,538   97,609             0.0%
                  Enghouse Systems, Ltd.                                             1,600   70,151             0.0%
                  Ensign Energy Services, Inc.                                      17,217   95,731             0.0%
#*                Epsilon Energy, Ltd.                                               6,843   15,691             0.0%
#                 Equitable Group, Inc.                                              1,650   44,107             0.0%
*                 Essential Energy Services Trust                                   19,400    8,669             0.0%
                  Evertz Technologies, Ltd.                                          2,200   27,237             0.0%
#                 Exchange Income Corp.                                              4,758  122,170             0.0%
                  Exco Technologies, Ltd.                                            4,701   38,984             0.0%
#                 Extendicare, Inc.                                                  8,949   65,492             0.0%
                  Fairfax Financial Holdings, Ltd.                                   1,247  570,036             0.1%
                  Fiera Capital Corp.                                                2,526   26,351             0.0%
                  Finning International, Inc.                                       19,255  366,184             0.1%
                  Firm Capital Mortgage Investment Corp.                             4,500   42,987             0.0%
                  First Capital Realty, Inc.                                         6,219   90,389             0.0%
#*                First Majestic Silver Corp.(2833583)                               4,769   38,779             0.0%
*                 First Majestic Silver Corp.(32076V103)                             7,108   57,788             0.0%
#                 First National Financial Corp.                                     1,400   23,599             0.0%
                  First Quantum Minerals, Ltd.                                      58,195  554,645             0.1%
                  FirstService Corp.(33767E103)                                      1,720  106,864             0.0%
                  FirstService Corp.(BYL7ZF7)                                        1,700  105,795             0.0%
                  Fortis, Inc.                                                       9,059  294,788             0.1%
*                 Fortuna Silver Mines, Inc.(349915108)                              1,312    6,048             0.0%
*                 Fortuna Silver Mines, Inc.(2383033)                                7,299   33,526             0.0%
                  Franco-Nevada Corp.(351858105)                                       742   50,545             0.0%
                  Franco-Nevada Corp.(B29NF31)                                         400   27,205             0.0%
#                 Freehold Royalties, Ltd.                                           9,658   95,940             0.0%
#                 Genworth MI Canada, Inc.                                           6,249  155,189             0.0%
                  George Weston, Ltd.                                                2,534  227,569             0.0%
                  Gibson Energy, Inc.                                               11,892  161,255             0.0%
                  Gildan Activewear, Inc.(375916103)                                 3,004   84,232             0.0%
                  Gildan Activewear, Inc.(2254645)                                   3,300   92,517             0.0%
                  Gluskin Sheff + Associates, Inc.                                   2,574   32,018             0.0%
*                 GMP Capital, Inc.                                                  5,000   12,490             0.0%
                  Goldcorp, Inc.(2676302)                                           19,300  268,918             0.1%
                  Goldcorp, Inc.(380956409)                                         23,406  326,748             0.1%
#*                Gran Tierra Energy, Inc.(38500T101)                                2,706    6,819             0.0%
*                 Gran Tierra Energy, Inc.(B2PPCS5)                                 50,530  127,338             0.0%
                  Granite Oil Corp.                                                  3,733   14,112             0.0%
#*                Great Panther Silver, Ltd.                                           753      943             0.0%
                  Great-West Lifeco, Inc.                                            7,678  206,539             0.0%
                  Guardian Capital Group, Ltd. Class A                               1,428   28,339             0.0%
*                 Heroux-Devtek, Inc.                                                2,214   19,528             0.0%
                  High Liner Foods, Inc.                                             2,850   39,460             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
CANADA -- (Continued)
#                 Home Capital Group, Inc.                                            8,072 $ 47,543             0.0%
                  Horizon North Logistics, Inc.                                      10,800   13,371             0.0%
                  HudBay Minerals, Inc.(B05BDX1)                                     12,424   74,177             0.0%
                  HudBay Minerals, Inc.(B05BQ98)                                     19,343  115,091             0.0%
#                 Hudson's Bay Co.                                                   13,684  125,106             0.0%
*                 Husky Energy, Inc.                                                 23,549  271,882             0.1%
*                 IAMGOLD Corp.(2446646)                                             57,180  236,252             0.0%
*                 IAMGOLD Corp.(450913108)                                            4,292   17,769             0.0%
                  IGM Financial, Inc.                                                 6,969  209,369             0.0%
#*                Imperial Metals Corp.                                               6,300   28,014             0.0%
                  Imperial Oil, Ltd.(2454241)                                         3,400   98,908             0.0%
#                 Imperial Oil, Ltd.(453038408)                                       8,027  233,345             0.0%
                  Industrial Alliance Insurance & Financial Services, Inc.           12,278  517,996             0.1%
                  Innergex Renewable Energy, Inc.                                     9,052   92,440             0.0%
                  Intact Financial Corp.                                              3,255  222,977             0.0%
                  Inter Pipeline, Ltd.                                               12,293  250,444             0.1%
*                 Interfor Corp.                                                      8,940  132,032             0.0%
*                 International Petroleum Corp.                                       1,685    6,124             0.0%
                  Intertape Polymer Group, Inc.                                       6,300  111,227             0.0%
*                 Ivanhoe Mines, Ltd. Class A                                        40,542  142,263             0.0%
                  Jean Coutu Group PJC, Inc. (The) Class A                           13,000  212,754             0.0%
                  Just Energy Group, Inc.(B693818)                                    4,023   24,581             0.0%
                  Just Energy Group, Inc.(B63MCN1)                                    9,896   60,461             0.0%
                  K-Bro Linen, Inc.                                                   1,051   30,374             0.0%
                  Keyera Corp.                                                       13,154  364,059             0.1%
*                 Kinross Gold Corp.(B03Z841)                                       173,997  605,462             0.1%
*                 Kinross Gold Corp.(496902404)                                      27,330   95,382             0.0%
*                 Kirkland Lake Gold, Ltd.                                            7,917   54,808             0.0%
*                 Klondex Mines, Ltd.                                                13,400   47,904             0.0%
*                 Knight Therapeutics, Inc.                                          14,268  110,900             0.0%
                  Labrador Iron Ore Royalty Corp.                                     3,709   48,174             0.0%
                  Laurentian Bank of Canada                                           4,401  180,031             0.0%
                  Leon's Furniture, Ltd.                                              3,406   42,343             0.0%
                  Linamar Corp.                                                       7,028  298,821             0.1%
                  Loblaw Cos., Ltd.                                                   4,284  240,452             0.1%
                  Lucara Diamond Corp.                                               27,189   62,742             0.0%
                  Lundin Mining Corp.                                                84,387  450,048             0.1%
                  MacDonald Dettwiler & Associates, Ltd.                              7,000  345,628             0.1%
                  Magellan Aerospace Corp.                                            1,937   29,089             0.0%
                  Magna International, Inc.(2554475)                                 23,650  987,893             0.2%
                  Magna International, Inc.(559222401)                                7,200  300,744             0.1%
#*                Mainstreet Equity Corp.                                               500   13,512             0.0%
*                 Major Drilling Group International, Inc.                           11,620   64,440             0.0%
                  Mandalay Resources Corp.                                           36,500   15,241             0.0%
                  Manulife Financial Corp.(2492519)                                  21,700  380,571             0.1%
                  Manulife Financial Corp.(56501R106)                                35,723  626,939             0.1%
                  Maple Leaf Foods, Inc.                                              6,200  155,199             0.0%
                  Martinrea International, Inc.                                      12,817   97,838             0.0%
                  Mediagrif Interactive Technologies, Inc.                              800    9,055             0.0%
#                 Medical Facilities Corp.                                            3,550   42,312             0.0%
*                 MEG Energy Corp.                                                   23,614  106,908             0.0%
                  Melcor Developments, Ltd.                                             200    2,400             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
CANADA -- (Continued)
*                 Merus Labs International, Inc.                                    14,935 $   11,597             0.0%
                  Methanex Corp.(2654416)                                            1,735     79,731             0.0%
                  Methanex Corp.(59151K108)                                          8,906    408,785             0.1%
                  Metro, Inc.                                                        7,977    273,370             0.1%
*                 Mitel Networks Corp.                                              11,355     80,272             0.0%
#                 Morneau Shepell, Inc.                                              5,200     76,759             0.0%
                  MTY Food Group, Inc.                                               1,988     68,274             0.0%
                  Mullen Group, Ltd.                                                15,004    164,543             0.0%
                  National Bank of Canada                                           27,555  1,070,871             0.2%
                  Nevsun Resources, Ltd.                                            33,481     74,318             0.0%
                  New Flyer Industries, Inc.                                         4,576    170,462             0.0%
*                 New Gold, Inc.(644535106)                                          4,011     11,391             0.0%
*                 New Gold, Inc.(2826947)                                           64,548    182,998             0.0%
#*                Newalta Corp.                                                      5,173      7,769             0.0%
                  Norbord, Inc.                                                      3,712    114,916             0.0%
#                 North American Energy Partners, Inc.                               2,400     11,400             0.0%
                  North West Co., Inc. (The)                                         4,209     99,286             0.0%
#                 Northern Blizzard Resources, Inc.                                  6,800     16,837             0.0%
#                 Northland Power, Inc.                                             12,264    216,791             0.0%
*                 NuVista Energy, Ltd.                                              17,611     79,343             0.0%
                  OceanaGold Corp.                                                  75,090    244,790             0.1%
                  Onex Corp.                                                         5,500    396,832             0.1%
                  Open Text Corp.(2260824)                                           5,600    194,167             0.0%
                  Open Text Corp.(683715106)                                         3,988    138,304             0.0%
                  Osisko Gold Royalties, Ltd.                                       13,991    149,031             0.0%
*                 Painted Pony Petroleum, Ltd.                                      13,000     47,617             0.0%
                  Pan American Silver Corp.(2669272)                                 2,000     33,537             0.0%
                  Pan American Silver Corp.(697900108)                              18,080    303,202             0.1%
*                 Paramount Resources, Ltd. Class A                                  5,376     68,605             0.0%
*                 Parex Resources, Inc.                                              5,830     72,392             0.0%
                  Parkland Fuel Corp.                                                7,834    170,448             0.0%
                  Pason Systems, Inc.                                                3,865     57,392             0.0%
                  Pembina Pipeline Corp.(B4PPQG5)                                    4,402    140,336             0.0%
                  Pembina Pipeline Corp.(B4PT2P8)                                    4,300    137,028             0.0%
#*                Pengrowth Energy Corp.(B67M828)                                   61,484     59,004             0.0%
*                 Pengrowth Energy Corp.(70706P104)                                  4,002      3,942             0.0%
#*                Penn West Petroleum, Ltd.(B63FY34)                                53,000     79,594             0.0%
*                 Penn West Petroleum, Ltd.(707887105)                              20,635     30,746             0.0%
#                 Peyto Exploration & Development Corp.                             10,828    197,039             0.0%
*                 PHX Energy Services Corp.                                          3,238      7,567             0.0%
#                 Pizza Pizza Royalty Corp.                                          3,300     42,959             0.0%
                  Potash Corp. of Saskatchewan, Inc.(2696980)                       59,381  1,001,392             0.2%
                  Potash Corp. of Saskatchewan, Inc.(73755L107)                     12,697    214,325             0.0%
#                 PrairieSky Royalty, Ltd.                                           1,071     23,341             0.0%
*                 Precision Drilling Corp.(B5YPLH9)                                 19,064     75,834             0.0%
*                 Precision Drilling Corp.(74022D308)                               19,847     78,793             0.0%
                  Premium Brands Holdings Corp.                                      2,140    133,945             0.0%
#*                Pretium Resources, Inc.                                           12,600    124,888             0.0%
#*                Primero Mining Corp.(B4Z8FV2)                                     20,955      9,825             0.0%
*                 Primero Mining Corp.(74164W106)                                    9,167      4,218             0.0%
#*                Pulse Seismic, Inc.                                                4,200      7,907             0.0%
                  Quebecor, Inc. Class B                                             5,316    162,278             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
CANADA -- (Continued)
*                 Raging River Exploration, Inc.                                    11,200 $   65,392             0.0%
                  Reitmans Canada, Ltd. Class A                                      5,200     20,875             0.0%
                  Restaurant Brands International, Inc.                              3,400    190,841             0.0%
                  Richelieu Hardware, Ltd.                                           4,134     92,005             0.0%
*                 Richmont Mines, Inc.                                               3,753     28,373             0.0%
                  Ritchie Bros Auctioneers, Inc.(767744105)                          2,701     88,485             0.0%
                  Ritchie Bros Auctioneers, Inc.(2345390)                            4,100    134,439             0.0%
                  Rocky Mountain Dealerships, Inc.                                   3,078     21,872             0.0%
                  Rogers Communications, Inc. Class B(2169051)                      10,036    460,169             0.1%
                  Rogers Communications, Inc. Class B(775109200)                     4,076    186,925             0.0%
                  Rogers Sugar, Inc.                                                13,620     62,061             0.0%
                  Royal Bank of Canada(2754383)                                      7,300    499,858             0.1%
                  Royal Bank of Canada(780087102)                                   24,345  1,667,146             0.3%
                  Russel Metals, Inc.                                                5,971    114,517             0.0%
#*                Sabina Gold & Silver Corp.                                        18,200     22,932             0.0%
#*                Sandstorm Gold, Ltd.                                              20,411     70,726             0.0%
#                 Sandvine Corp.                                                    21,606     50,333             0.0%
                  Saputo, Inc.                                                       9,280    305,107             0.1%
*                 Savanna Energy Services Corp.                                      8,000     11,077             0.0%
*                 Sears Canada, Inc.                                                 1,813      1,859             0.0%
                  Secure Energy Services, Inc.                                      18,458    120,209             0.0%
*                 SEMAFO, Inc.                                                      41,698     95,917             0.0%
*                 Seven Generations Energy, Ltd. Class A                             6,361    112,630             0.0%
                  Shaw Communications, Inc. Class B(2801836)                         2,500     53,002             0.0%
                  Shaw Communications, Inc. Class B(82028K200)                      10,419    220,987             0.0%
                  ShawCor, Ltd.                                                      5,819    146,003             0.0%
*                 Sherritt International Corp.                                      24,429     16,106             0.0%
#                 Sienna Senior Living, Inc.                                         4,500     56,635             0.0%
#*                Sierra Wireless, Inc.(2418968)                                     2,200     55,667             0.0%
*                 Sierra Wireless, Inc.(826516106)                                   1,995     50,473             0.0%
*                 Silver Standard Resources, Inc.(2218458)                           6,114     63,064             0.0%
*                 Silver Standard Resources, Inc.(82823L106)                         7,380     76,088             0.0%
                  Silver Wheaton Corp.(B058ZX6)                                     10,200    203,544             0.0%
                  Silver Wheaton Corp.(828336107)                                   10,507    209,825             0.0%
                  SNC-Lavalin Group, Inc.                                           12,810    515,197             0.1%
*                 Solium Capital, Inc.                                               1,700      9,951             0.0%
*                 Spartan Energy Corp.                                              44,100     73,659             0.0%
                  Sprott, Inc.                                                      21,700     37,358             0.0%
                  Stantec, Inc.(2854238)                                             1,800     46,192             0.0%
                  Stantec, Inc.(85472N109)                                           5,203    133,197             0.0%
                  Stella-Jones, Inc.                                                 3,895    123,380             0.0%
*                 Stornoway Diamond Corp.                                           47,014     28,242             0.0%
                  Stuart Olson, Inc.                                                 1,300      5,124             0.0%
#                 Student Transportation, Inc.(B1FQZ15)                              9,299     55,247             0.0%
                  Student Transportation, Inc.(86388A108)                              700      4,165             0.0%
                  Sun Life Financial, Inc.(2566124)                                 10,600    374,364             0.1%
                  Sun Life Financial, Inc.(866796105)                               11,897    420,202             0.1%
                  Suncor Energy, Inc.(B3NB1P2)                                         100      3,125             0.0%
                  Suncor Energy, Inc.(867224107)                                    60,353  1,892,670             0.3%
*                 SunOpta, Inc.(8676EP108)                                           4,680     34,164             0.0%
#*                SunOpta, Inc.(2817510)                                             5,192     38,149             0.0%
                  Superior Plus Corp.                                               18,498    177,114             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
CANADA -- (Continued)
                  Surge Energy, Inc.                                                37,535 $   69,843             0.0%
                  Tahoe Resources, Inc.(B5B9KV1)                                    30,865    250,077             0.1%
                  Tahoe Resources, Inc.(873868103)                                   6,785     54,687             0.0%
*                 Taseko Mines, Ltd.                                                11,862     13,295             0.0%
                  Teck Resources, Ltd. Class B(2879327)                             23,500    487,543             0.1%
                  Teck Resources, Ltd. Class B(878742204)                           19,154    397,254             0.1%
                  TELUS Corp.                                                        1,498     49,844             0.0%
*                 Tembec, Inc.                                                       7,455     16,166             0.0%
#*                Teranga Gold Corp.                                                57,500     27,801             0.0%
                  TFI International, Inc.                                           16,167    351,989             0.1%
                  Thomson Reuters Corp.(2889371)                                     7,800    354,444             0.1%
                  Thomson Reuters Corp.(2126067)                                     4,105    186,490             0.0%
*                 Timmins Gold Corp.                                                18,699      7,260             0.0%
                  TMX Group, Ltd.                                                    4,295    242,651             0.1%
                  TORC Oil & Gas, Ltd.                                              14,765     64,250             0.0%
*                 Torex Gold Resources, Inc.                                         5,200     88,073             0.0%
                  Toromont Industries, Ltd.                                          7,642    271,855             0.1%
                  Toronto-Dominion Bank (The)(2897222)                              16,058    755,581             0.1%
                  Toronto-Dominion Bank (The)(891160509)                            34,519  1,625,500             0.3%
                  Torstar Corp. Class B                                              2,714      3,440             0.0%
                  Total Energy Services, Inc.                                        4,000     39,852             0.0%
*                 Tourmaline Oil Corp.                                              15,903    312,464             0.1%
                  TransAlta Corp.(2901628)                                           6,500     33,284             0.0%
                  TransAlta Corp.(89346D107)                                        31,016    158,182             0.0%
                  TransAlta Renewables, Inc.                                         8,684     99,178             0.0%
                  TransCanada Corp.(2665184)                                         1,306     60,638             0.0%
                  TransCanada Corp.(89353D107)                                      10,296    478,146             0.1%
                  Transcontinental, Inc. Class A                                     8,952    159,687             0.0%
*                 TransGlobe Energy Corp.(893662106)                                   500        730             0.0%
*                 TransGlobe Energy Corp.(2470548)                                   1,000      1,465             0.0%
#*                Trevali Mining Corp.                                              57,043     50,146             0.0%
#*                Trican Well Service, Ltd.                                         18,176     49,932             0.0%
*                 Trilogy Energy Corp.                                               7,125     23,175             0.0%
*                 Trinidad Drilling, Ltd.                                           30,118     47,216             0.0%
*                 Turquoise Hill Resources, Ltd.(900435108)                          3,396      9,271             0.0%
*                 Turquoise Hill Resources, Ltd.(B7WJ1F5)                           42,400    115,547             0.0%
#                 Uni-Select, Inc.                                                   7,611    201,670             0.0%
                  Valener, Inc.                                                      3,344     53,527             0.0%
                  Veresen, Inc.                                                     33,502    373,785             0.1%
                  Vermilion Energy, Inc.(923725105)                                  2,873    101,130             0.0%
                  Vermilion Energy, Inc.(B607XS1)                                    4,300    151,392             0.0%
                  Wajax Corp.                                                        3,375     60,402             0.0%
                  Waste Connections, Inc.                                            5,234    481,624             0.1%
                  West Fraser Timber Co., Ltd.                                      11,698    525,662             0.1%
*                 Western Energy Services Corp.                                      7,800     11,542             0.0%
                  Western Forest Products, Inc.                                     55,280     87,068             0.0%
                  Westshore Terminals Investment Corp.                               6,500    113,662             0.0%
#                 Whitecap Resources, Inc.                                          42,203    298,656             0.1%
                  Wi-LAN, Inc.                                                      13,600     27,299             0.0%
                  Winpak, Ltd.                                                       3,132    133,857             0.0%
                  WSP Global, Inc.                                                   9,516    346,676             0.1%
                  Yamana Gold, Inc.(2219279)                                        89,105    239,563             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------ ----------- ---------------
CANADA -- (Continued)
                  Yamana Gold, Inc.(98462Y100)                                      14,406 $    38,896             0.0%
#*                Yellow Pages, Ltd.                                                 2,929      16,136             0.0%
#                 ZCL Composites, Inc.                                               4,199      45,372             0.0%
                                                                                           ----------- ---------------
TOTAL CANADA                                                                                69,403,662            10.5%
                                                                                           ----------- ---------------
CHINA -- (0.0%)
                  K Wah International Holdings, Ltd.                                85,475      54,240             0.0%
                                                                                           ----------- ---------------
DENMARK -- (1.4%)
                  ALK-Abello A.S.                                                      540      84,243             0.0%
#                 Alm Brand A.S.                                                     9,122      74,769             0.0%
                  Ambu A.S. Class B                                                  2,772     136,381             0.0%
#*                Bang & Olufsen A.S.                                                3,802      56,826             0.0%
                  BankNordik P/F                                                       549       9,243             0.0%
#*                Bavarian Nordic A.S.                                               2,341     128,499             0.0%
                  Chr Hansen Holding A.S.                                            9,349     629,879             0.1%
                  Coloplast A.S. Class B                                             1,093      93,589             0.0%
#*                D/S Norden A.S.                                                    3,897      77,888             0.0%
                  Danske Bank A.S.                                                  19,752     718,154             0.1%
                  DFDS A.S.                                                          4,120     245,660             0.1%
                  DSV A.S.                                                          15,826     881,278             0.1%
#                 FLSmidth & Co. A.S.                                                5,240     315,013             0.1%
#                 GN Store Nord A.S.                                                15,635     406,401             0.1%
#                 H Lundbeck A.S.                                                    7,707     395,331             0.1%
*                 H+H International A.S. Class B                                     2,105      29,267             0.0%
                  IC Group A.S.                                                        908      21,893             0.0%
                  ISS A.S.                                                          14,761     612,290             0.1%
                  Jyske Bank A.S.                                                    9,357     500,374             0.1%
                  Matas A.S.                                                         4,156      64,210             0.0%
*                 NKT Holding A.S.                                                   3,093     243,812             0.1%
                  NNIT A.S.                                                          1,478      41,633             0.0%
                  Nordjyske Bank A.S.                                                  700      11,931             0.0%
                  Pandora A.S.                                                       3,928     424,342             0.1%
                  Parken Sport & Entertainment A.S.                                  1,139      15,679             0.0%
                  Per Aarsleff Holding A.S.                                          3,043      78,054             0.0%
                  Ringkjoebing Landbobank A.S.                                         468     112,863             0.0%
                  Rockwool International A.S. Class A                                   83      14,581             0.0%
                  Rockwool International A.S. Class B                                1,088     199,173             0.0%
                  RTX A.S.                                                             936      28,314             0.0%
*                 Santa Fe Group A.S.                                                1,591      13,980             0.0%
                  Schouw & Co. AB                                                    1,954     201,132             0.0%
                  SimCorp A.S.                                                       3,746     234,693             0.0%
                  Solar A.S. Class B                                                   683      39,593             0.0%
                  Spar Nord Bank A.S.                                                8,949     101,440             0.0%
                  Sydbank A.S.                                                      10,347     376,368             0.1%
                  TDC A.S.                                                          98,968     530,911             0.1%
*                 TK Development A.S.                                                5,396       9,173             0.0%
*                 Topdanmark A.S.                                                    8,232     225,383             0.0%
                  Tryg A.S.                                                          8,825     169,323             0.0%
                  United International Enterprises                                     225      42,971             0.0%
                  Vestas Wind Systems A.S.                                          10,282     884,731             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
DENMARK -- (Continued)
*                 William Demant Holding A.S.                                       11,685 $  267,443             0.1%
                                                                                           ---------- ---------------
TOTAL DENMARK                                                                               9,748,711             1.5%
                                                                                           ---------- ---------------
FINLAND -- (1.5%)
                  Ahlstrom-Munksjo Oyj                                               2,045     38,702             0.0%
                  Aktia Bank Oyj                                                     2,263     22,278             0.0%
                  Amer Sports Oyj                                                   17,511    387,578             0.1%
                  Aspo Oyj                                                           3,410     32,125             0.0%
                  Atria Oyj                                                          2,128     25,280             0.0%
*                 BasWare Oyj                                                          708     27,388             0.0%
#                 Bittium Oyj                                                        1,037      7,192             0.0%
#                 Cargotec Oyj Class B                                               5,663    337,427             0.1%
#*                Caverion Corp.                                                    15,113    123,549             0.0%
                  Citycon Oyj                                                       36,634     90,072             0.0%
                  Cramo Oyj                                                          4,246    110,248             0.0%
                  Elisa Oyj                                                         10,902    370,744             0.1%
                  F-Secure Oyj                                                       5,330     19,830             0.0%
                  Finnair Oyj                                                        5,464     28,501             0.0%
                  Fiskars Oyj Abp                                                    3,605     79,105             0.0%
#                 Fortum Oyj                                                        22,041    320,482             0.1%
                  HKScan Oyj Class A                                                 4,861     18,188             0.0%
#                 Huhtamaki Oyj                                                     13,829    536,046             0.1%
                  Kemira Oyj                                                        14,031    179,485             0.0%
                  Kesko Oyj Class A                                                  1,108     51,835             0.0%
                  Kesko Oyj Class B                                                  9,213    431,489             0.1%
                  Konecranes Oyj                                                     5,858    245,669             0.0%
                  Lassila & Tikanoja Oyj                                             6,620    128,444             0.0%
#                 Metsa Board Oyj                                                   27,753    196,879             0.0%
                  Metso Oyj                                                         15,277    547,130             0.1%
                  Neste Oyj                                                         16,872    687,520             0.1%
                  Nokian Renkaat Oyj                                                17,766    763,597             0.1%
                  Oriola Oyj Class B                                                17,353     73,106             0.0%
                  Outokumpu Oyj                                                     39,751    380,655             0.1%
*                 Outotec Oyj                                                       18,535    137,533             0.0%
                  Ponsse Oy                                                          1,526     38,597             0.0%
*                 Poyry Oyj                                                            493      1,803             0.0%
                  Raisio Oyj Class V                                                14,942     56,677             0.0%
                  Ramirent Oyj                                                      14,893    141,612             0.0%
                  Revenio Group Oyj                                                    343     13,691             0.0%
#                 Sampo Oyj Class A                                                 19,130    915,515             0.1%
                  Sanoma Oyj                                                        12,675    111,806             0.0%
                  Sponda Oyj                                                        20,215     89,165             0.0%
#                 SRV Group OYJ                                                      3,102     16,298             0.0%
#*                Stockmann Oyj Abp Class B                                          3,826     32,885             0.0%
#                 Stora Enso Oyj Class R                                            78,532    932,009             0.2%
#                 Technopolis Oyj                                                   15,315     51,349             0.0%
                  Teleste Oyj                                                        1,197     11,316             0.0%
                  Tieto Oyj                                                          8,348    261,761             0.1%
                  Tikkurila Oyj                                                      4,464     88,393             0.0%
                  UPM-Kymmene Oyj                                                   41,975  1,105,901             0.2%
                  Uponor Oyj                                                         5,194     98,358             0.0%
                  Vaisala Oyj Class A                                                1,132     54,270             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------ ----------- ---------------
FINLAND -- (Continued)
                  Valmet Oyj                                                        19,618 $   357,340             0.1%
                  YIT Oyj                                                           15,011     118,734             0.0%
                                                                                           ----------- ---------------
TOTAL FINLAND                                                                               10,895,557             1.7%
                                                                                           ----------- ---------------
FRANCE -- (6.9%)
                  ABC Arbitrage                                                      3,722      26,332             0.0%
                  Accor SA                                                           3,493     159,278             0.0%
                  Actia Group                                                        1,357      12,417             0.0%
                  Aeroports de Paris                                                   963     128,460             0.0%
                  Air Liquide SA                                                     7,728     931,117             0.2%
#                 Airbus SE                                                          9,322     754,081             0.1%
                  Akka Technologies                                                  2,194     102,520             0.0%
                  Albioma SA                                                         2,942      56,582             0.0%
*                 Alstom SA                                                         15,062     478,073             0.1%
                  Altamir                                                            1,823      30,606             0.0%
                  Alten SA                                                           3,340     283,043             0.1%
                  Altran Technologies SA                                            16,093     270,021             0.1%
                  April SA                                                           1,193      15,521             0.0%
                  Arkema SA                                                          9,935   1,051,947             0.2%
                  Assystem                                                             948      34,636             0.0%
                  Atos SE                                                            5,965     781,327             0.1%
                  Aubay                                                                751      22,806             0.0%
#                 AXA SA                                                            47,127   1,257,354             0.2%
                  Axway Software SA                                                    579      20,361             0.0%
                  Beneteau SA                                                        3,338      47,327             0.0%
                  BioMerieux                                                           376      75,191             0.0%
                  BNP Paribas SA                                                    32,547   2,297,076             0.4%
                  Boiron SA                                                            692      65,813             0.0%
                  Bonduelle SCA                                                      1,635      56,681             0.0%
#                 Bourbon Corp.                                                      3,477      39,202             0.0%
                  Bouygues SA                                                       16,236     682,462             0.1%
                  Bureau Veritas SA                                                 16,623     385,161             0.1%
                  Burelle SA                                                            39      48,866             0.0%
#                 Capgemini SA                                                       3,629     363,343             0.1%
                  Carrefour SA                                                      50,364   1,186,134             0.2%
                  Casino Guichard Perrachon SA                                       7,102     427,715             0.1%
*                 Cegedim SA                                                           334       9,295             0.0%
#*                CGG SA                                                             2,038      14,582             0.0%
                  Chargeurs SA                                                       2,820      70,363             0.0%
                  Christian Dior SE                                                  1,268     347,767             0.1%
                  Cie de Saint-Gobain                                               14,520     783,453             0.1%
                  Cie des Alpes                                                        975      24,845             0.0%
                  Cie Generale des Etablissements Michelin                          12,704   1,661,696             0.3%
                  Cie Plastic Omnium SA                                              6,824     267,069             0.0%
                  CNP Assurances                                                    14,001     292,464             0.1%
*                 Coface SA                                                          5,464      42,737             0.0%
                  Credit Agricole SA                                                27,424     407,900             0.1%
                  Danone SA                                                         10,307     721,345             0.1%
                  Dassault Systemes SE                                               3,478     310,310             0.1%
                  Derichebourg SA                                                   13,919      66,675             0.0%
                  Devoteam SA                                                          814      54,811             0.0%
                  Edenred                                                           15,782     404,282             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
FRANCE -- (Continued)
                  Eiffage SA                                                         6,303 $  533,895             0.1%
#                 Electricite de France SA                                          35,250    294,258             0.1%
                  Elior Group                                                       11,800    294,398             0.1%
                  Elis SA                                                            3,572     73,909             0.0%
                  Engie SA                                                          47,415    668,553             0.1%
*                 Eramet                                                               598     28,778             0.0%
                  Essilor International SA                                           6,022    780,409             0.1%
*                 Esso SA Francaise                                                    343     14,630             0.0%
                  Euler Hermes Group                                                 1,521    148,595             0.0%
                  Euronext NV                                                        4,738    232,426             0.0%
                  Eutelsat Communications SA                                        21,935    518,971             0.1%
#                 Exel Industries Class A                                              266     25,357             0.0%
                  Faurecia                                                           9,487    463,659             0.1%
                  Gaztransport Et Technigaz SA                                         659     24,598             0.0%
                  GL Events                                                            728     17,851             0.0%
                  Groupe Crit                                                          441     37,027             0.0%
                  Groupe Eurotunnel SE                                              28,477    312,840             0.1%
*                 Groupe Fnac SA(BLRZL56)                                              904     63,650             0.0%
*                 Groupe Fnac SA(B7VQL46)                                            1,561    109,665             0.0%
#*                Groupe Gorge                                                         802     18,501             0.0%
                  Groupe Open                                                          621     17,500             0.0%
#                 Guerbet                                                              998     85,320             0.0%
                  Haulotte Group SA                                                  1,255     18,593             0.0%
                  Hermes International                                                 369    176,408             0.0%
*                 HiPay Group SA                                                       608      8,264             0.0%
*                 ID Logistics Group                                                   170     25,769             0.0%
                  Iliad SA                                                             929    225,490             0.0%
                  Imerys SA                                                          3,399    292,419             0.1%
                  Ingenico Group SA                                                  6,059    548,624             0.1%
                  Interparfums SA                                                    1,177     40,381             0.0%
                  Ipsen SA                                                           2,198    255,898             0.0%
                  IPSOS                                                              4,292    137,662             0.0%
                  Jacquet Metal Service                                              1,075     28,855             0.0%
                  JCDecaux SA                                                        3,553    125,419             0.0%
                  Kering                                                               728    225,649             0.0%
                  Korian SA                                                          4,107    132,339             0.0%
#                 L'Oreal SA                                                         3,248    646,838             0.1%
                  Lagardere SCA                                                     17,814    545,293             0.1%
                  Le Belier                                                            374     16,451             0.0%
                  Le Noble Age                                                         889     47,128             0.0%
                  Lectra                                                             1,033     26,829             0.0%
                  Legrand SA                                                         7,812    505,678             0.1%
                  Linedata Services                                                    592     30,959             0.0%
                  LISI                                                               2,076     81,419             0.0%
                  LVMH Moet Hennessy Louis Vuitton SE                                5,903  1,457,266             0.2%
                  Maisons France Confort SA                                            251     15,033             0.0%
                  Manitou BF SA                                                      1,257     39,711             0.0%
                  Mersen SA                                                          2,659     76,761             0.0%
#*                METabolic EXplorer SA                                              2,577      6,764             0.0%
                  Metropole Television SA                                            4,186     95,291             0.0%
                  MGI Coutier                                                        1,593     58,694             0.0%
                  Natixis SA                                                        43,357    301,729             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
FRANCE -- (Continued)
*                 Naturex                                                               517 $   47,102             0.0%
                  Neopost SA                                                          5,063    205,310             0.0%
*                 Nexans SA                                                           3,928    218,365             0.0%
                  Nexity SA                                                           3,971    215,899             0.0%
*                 NRJ Group                                                           1,371     15,761             0.0%
#                 Oeneo SA                                                            3,000     27,445             0.0%
*                 Onxeo SA                                                            7,633     21,869             0.0%
                  Orange SA                                                         100,822  1,560,456             0.2%
                  Orpea                                                               3,849    393,139             0.1%
*                 Parrot SA                                                             965      9,301             0.0%
*                 Peugeot SA                                                         61,422  1,287,749             0.2%
#*                Pierre & Vacances SA                                                  700     32,636             0.0%
                  Plastivaloire                                                         169     29,788             0.0%
                  PSB Industries SA                                                     175      9,499             0.0%
                  Publicis Groupe SA                                                  7,778    561,541             0.1%
#                 Rallye SA                                                           3,863     84,405             0.0%
                  Rexel SA                                                           43,682    780,088             0.1%
                  Rothschild & Co.                                                      603     18,709             0.0%
                  Rubis SCA                                                           3,388    344,193             0.1%
                  Sartorius Stedim Biotech                                            1,293     86,732             0.0%
                  Savencia SA                                                           689     60,811             0.0%
#                 SCOR SE                                                            15,588    616,614             0.1%
                  SEB SA                                                              2,743    441,715             0.1%
                  SES SA                                                             29,494    644,639             0.1%
*                 SES-imagotag SA                                                       567     18,536             0.0%
*                 SFR Group SA                                                        2,647     86,661             0.0%
                  Societe BIC SA                                                      1,541    173,174             0.0%
                  Societe Generale SA                                                24,377  1,336,656             0.2%
                  Sodexo SA                                                           3,237    411,396             0.1%
#*                SOITEC                                                              1,660     70,468             0.0%
*                 Solocal Group                                                      35,795     42,374             0.0%
                  Somfy SA                                                              112     54,163             0.0%
                  Sopra Steria Group                                                  1,676    251,207             0.0%
                  SPIE SA                                                             3,036     84,143             0.0%
*                 Stallergenes Greer P.L.C.                                             337     12,614             0.0%
#*                Ste Industrielle d'Aviation Latecoere SA                            9,368     36,934             0.0%
                  Stef SA                                                               571     51,298             0.0%
                  STMicroelectronics NV(2430025)                                      3,197     51,120             0.0%
                  STMicroelectronics NV(5962332)                                     62,874  1,009,358             0.2%
                  Suez                                                               16,167    265,572             0.0%
                  Sword Group                                                           425     14,528             0.0%
                  Synergie SA                                                         1,688     70,510             0.0%
                  Tarkett SA                                                          2,711    127,377             0.0%
                  Technicolor SA                                                     32,478    164,915             0.0%
                  Teleperformance                                                     6,595    829,314             0.1%
#                 Television Francaise 1                                             10,513    128,648             0.0%
                  Tessi SA                                                              127     20,221             0.0%
                  TFF Group                                                              95     14,791             0.0%
                  Thermador Groupe                                                      245     24,661             0.0%
                  Total Gabon                                                            46      7,859             0.0%
                  Total SA                                                           63,967  3,283,631             0.5%
#                 Total SA Sponsored ADR                                              1,812     92,733             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------ ----------- ---------------
FRANCE -- (Continued)
                  Trigano SA                                                         1,173 $   124,024             0.0%
*                 Ubisoft Entertainment SA                                          13,221     626,310             0.1%
                  Union Financiere de France BQE SA                                    410      12,240             0.0%
                  Valeo SA                                                          10,611     763,568             0.1%
#*                Vallourec SA                                                      45,593     291,632             0.1%
#*                Valneva SE                                                         6,822      20,433             0.0%
#                 Veolia Environnement SA                                            8,919     169,732             0.0%
                  Veolia Environnement SA ADR                                        1,130      21,391             0.0%
                  Vicat SA                                                           2,192     155,921             0.0%
                  Vilmorin & Cie SA                                                    822      59,417             0.0%
#                 Vinci SA                                                          11,223     956,632             0.2%
*                 Virbac SA                                                            446      70,218             0.0%
#                 Vivendi SA                                                        35,756     709,228             0.1%
*                 Worldline SA                                                       2,855      94,710             0.0%
#                 Zodiac Aerospace                                                  10,392     252,271             0.0%
                                                                                           ----------- ---------------
TOTAL FRANCE                                                                                49,305,806             7.5%
                                                                                           ----------- ---------------
GERMANY -- (5.9%)
                  Aareal Bank AG                                                     9,021     362,832             0.1%
                  Adler Modemaerkte AG                                               1,392       8,118             0.0%
#*                ADLER Real Estate AG                                               2,464      38,668             0.0%
*                 ADVA Optical Networking SE                                         3,274      35,983             0.0%
#*                AIXTRON SE                                                         9,653      52,924             0.0%
                  Allianz SE                                                        13,056   2,485,570             0.4%
                  Amadeus Fire AG                                                      412      35,252             0.0%
#                 Aurubis AG                                                         4,651     325,037             0.1%
                  Axel Springer SE                                                   5,693     319,418             0.1%
                  BASF SE                                                           38,498   3,750,434             0.6%
                  Bauer AG                                                             721      12,680             0.0%
                  BayWa AG                                                           1,736      63,190             0.0%
                  Bechtle AG                                                         1,504     172,563             0.0%
                  Beiersdorf AG                                                      1,105     109,894             0.0%
#                 Bertrandt AG                                                         762      79,583             0.0%
                  Bijou Brigitte AG                                                    354      21,863             0.0%
#*                Bilfinger SE                                                       4,877     211,730             0.0%
#                 Biotest AG                                                         1,074      32,799             0.0%
                  Borussia Dortmund GmbH & Co. KGaA                                  8,786      56,595             0.0%
                  Brenntag AG                                                        8,075     478,700             0.1%
                  CANCOM SE                                                          1,491      88,230             0.0%
                  Carl Zeiss Meditec AG                                              2,104      95,644             0.0%
                  CENIT AG                                                             720      17,374             0.0%
                  CENTROTEC Sustainable AG                                           1,427      29,989             0.0%
                  Cewe Stiftung & Co. KGAA                                           1,185     107,900             0.0%
#                 Clere AG                                                             864      14,640             0.0%
                  Comdirect Bank AG                                                  2,126      22,167             0.0%
*                 Commerzbank AG                                                    71,284     698,836             0.1%
                  CompuGroup Medical SE                                              2,164     106,538             0.0%
                  Continental AG                                                     3,053     683,864             0.1%
                  CropEnergies AG                                                    3,497      34,378             0.0%
                  CTS Eventim AG & Co. KGaA                                          4,330     166,661             0.0%
#                 Delticom AG                                                          534       9,953             0.0%
*                 Deutsche Bank AG(5750355)                                         26,196     471,025             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
GERMANY -- (Continued)
*                 Deutsche Bank AG(D18190898)                                        39,748 $  718,246             0.1%
                  Deutsche Beteiligungs AG                                            1,386     52,736             0.0%
                  Deutsche Boerse AG                                                  4,264    417,358             0.1%
                  Deutsche EuroShop AG                                                3,701    150,255             0.0%
                  Deutsche Pfandbriefbank AG                                            808     10,833             0.0%
                  Deutsche Telekom AG                                               181,353  3,181,076             0.5%
                  Deutsche Wohnen AG                                                 12,009    410,627             0.1%
*                 Dialog Semiconductor P.L.C.                                         9,445    441,940             0.1%
                  DIC Asset AG                                                        5,386     55,272             0.0%
                  Diebold Nixdorf AG                                                    294     22,462             0.0%
                  DMG Mori AG                                                         4,388    239,102             0.1%
                  Dr Hoenle AG                                                          513     19,699             0.0%
                  Draegerwerk AG & Co. KGaA                                             215     16,872             0.0%
#                 Drillisch AG                                                        3,488    186,944             0.0%
#                 Duerr AG                                                            3,309    329,743             0.1%
                  E.ON SE                                                           123,956    966,285             0.2%
                  Eckert & Ziegler AG                                                   144      3,978             0.0%
                  Elmos Semiconductor AG                                              1,399     37,181             0.0%
#                 ElringKlinger AG                                                    4,461     89,054             0.0%
*                 Euromicron AG                                                         463      3,592             0.0%
                  Evonik Industries AG                                                6,738    224,982             0.1%
*                 Evotec AG                                                           4,707     54,967             0.0%
#                 Fielmann AG                                                         1,780    136,079             0.0%
#                 Fraport AG Frankfurt Airport Services Worldwide                     3,984    313,435             0.1%
                  Freenet AG                                                         13,789    432,745             0.1%
                  Fresenius Medical Care AG & Co. KGaA                                5,967    529,686             0.1%
                  Fuchs Petrolub SE                                                   1,860     83,983             0.0%
#                 GEA Group AG                                                        4,782    203,294             0.0%
                  Gerresheimer AG                                                     4,597    360,628             0.1%
#                 Gerry Weber International AG                                        2,275     33,340             0.0%
                  Gesco AG                                                              900     24,409             0.0%
#                 GFT Technologies SE                                                 1,156     23,585             0.0%
                  Grammer AG                                                          2,325    142,657             0.0%
#                 GRENKE AG                                                              74     14,731             0.0%
*                 H&R GmbH & Co. KGaA                                                 3,048     45,936             0.0%
                  Hamburger Hafen und Logistik AG                                     4,451     84,357             0.0%
                  Hannover Rueck SE                                                   2,635    316,106             0.1%
                  HeidelbergCement AG                                                 6,948    643,228             0.1%
*                 Heidelberger Druckmaschinen AG                                     32,271     90,074             0.0%
                  Hella KGaA Hueck & Co.                                              3,935    194,788             0.0%
                  Henkel AG & Co. KGaA                                                1,089    127,033             0.0%
*                 Highlight Communications AG                                         1,578      9,284             0.0%
                  Hochtief AG                                                         2,360    425,019             0.1%
*                 HolidayCheck Group AG                                               2,016      5,454             0.0%
                  Hornbach Baumarkt AG                                                1,022     33,394             0.0%
                  Hugo Boss AG                                                        6,594    501,429             0.1%
                  Indus Holding AG                                                    2,330    155,751             0.0%
                  Infineon Technologies AG                                           28,049    579,760             0.1%
                  Isra Vision AG                                                        295     43,220             0.0%
                  Jenoptik AG                                                         5,116    137,659             0.0%
#                 K+S AG                                                             27,526    656,723             0.1%
                  KION Group AG                                                       6,068    411,079             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
GERMANY -- (Continued)
*                 Kloeckner & Co. SE                                                15,471 $  170,913             0.0%
*                 Koenig & Bauer AG                                                  1,220     84,427             0.0%
*                 Kontron AG                                                         8,773     30,939             0.0%
#                 Krones AG                                                          1,591    188,901             0.0%
                  KWS Saat SE                                                          192     68,287             0.0%
                  Lanxess AG                                                        13,512    975,653             0.2%
                  LEG Immobilien AG                                                  4,777    410,403             0.1%
                  Leifheit AG                                                          196     15,153             0.0%
                  Leoni AG                                                           3,806    206,766             0.0%
                  Linde AG                                                           4,135    743,012             0.1%
*                 LPKF Laser & Electronics AG                                        1,349     14,103             0.0%
#*                Manz AG                                                              224      9,515             0.0%
                  Metro AG                                                          16,090    529,511             0.1%
                  MLP AG                                                             3,837     24,203             0.0%
                  MTU Aero Engines AG                                                3,409    488,966             0.1%
                  Muenchener Rueckversicherungs-Gesellschaft AG                      4,468    856,601             0.1%
                  Nemetschek SE                                                      1,564    107,267             0.0%
                  Nexus AG                                                             544     13,105             0.0%
#*                Nordex SE                                                          4,366     65,796             0.0%
                  Norma Group SE                                                     3,572    191,529             0.0%
#                 OHB SE                                                               906     21,808             0.0%
                  Osram Licht AG                                                     8,554    573,027             0.1%
*                 Patrizia Immobilien AG                                             7,066    139,405             0.0%
                  Pfeiffer Vacuum Technology AG                                      1,197    155,408             0.0%
                  PNE Wind AG                                                       14,113     39,349             0.0%
#                 ProSiebenSat.1 Media SE                                           12,624    535,884             0.1%
                  Puma SE                                                              253     98,744             0.0%
                  QIAGEN NV(BYXS699)                                                17,187    514,889             0.1%
                  QIAGEN NV(N72482123)                                                 507     15,241             0.0%
#                 QSC AG                                                            19,099     33,846             0.0%
#                 R Stahl AG                                                           573     18,221             0.0%
#                 Rational AG                                                          288    144,750             0.0%
#                 RIB Software SE                                                    3,603     52,803             0.0%
                  RTL Group SA                                                       1,234     95,641             0.0%
*                 RWE AG                                                            80,100  1,326,715             0.2%
#                 S&T AG                                                             2,382     33,690             0.0%
                  SAF-Holland SA                                                     6,565    113,337             0.0%
                  Salzgitter AG                                                      5,726    195,998             0.0%
                  SAP SE                                                             6,645    665,603             0.1%
                  SAP SE Sponsored ADR                                                 555     55,600             0.0%
#                 Schaltbau Holding AG                                                 890     34,809             0.0%
#*                SGL Carbon SE                                                      4,257     43,030             0.0%
                  SHW AG                                                               730     25,617             0.0%
                  Siemens AG                                                        10,343  1,483,630             0.2%
*                 Siltronic AG                                                         224     16,103             0.0%
#                 SMA Solar Technology AG                                            1,104     28,566             0.0%
                  Softing AG                                                           978     11,302             0.0%
                  Software AG                                                        4,553    200,324             0.0%
#*                Solarworld AG                                                         19         72             0.0%
                  Stabilus SA                                                        1,139     82,477             0.0%
                  Stada Arzneimittel AG                                              8,881    629,310             0.1%
#                 Stroeer SE & Co. KGaA                                              1,993    115,249             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
GERMANY -- (Continued)
                  Suedzucker AG                                                       9,880 $   211,445             0.0%
*                 Suess MicroTec AG                                                   1,897      21,337             0.0%
                  Surteco SE                                                          1,181      29,577             0.0%
                  Symrise AG                                                          6,150     430,551             0.1%
                  TAG Immobilien AG                                                  10,986     156,416             0.0%
                  Takkt AG                                                            4,794     113,931             0.0%
*                 Talanx AG                                                           5,690     205,111             0.0%
#                 Telefonica Deutschland Holding AG                                  23,268     112,820             0.0%
                  ThyssenKrupp AG                                                    12,489     297,620             0.1%
                  TLG Immobilien AG                                                   4,306      87,132             0.0%
*                 Tom Tailor Holding SE                                               1,823      17,301             0.0%
*                 Uniper SE                                                          28,461     467,105             0.1%
#                 United Internet AG                                                  8,726     401,625             0.1%
                  VERBIO Vereinigte BioEnergie AG                                     1,175      11,601             0.0%
                  Vonovia SE                                                          9,478     343,143             0.1%
#*                Vossloh AG                                                          1,477      99,098             0.0%
#                 VTG AG                                                              1,400      46,180             0.0%
#                 Wacker Chemie AG                                                    2,376     251,489             0.1%
                  Wacker Neuson SE                                                    3,055      77,181             0.0%
                  Washtec AG                                                          1,577     118,049             0.0%
#                 Wirecard AG                                                         2,826     167,103             0.0%
                  XING AG                                                               257      60,124             0.0%
*                 Zalando SE                                                            948      41,818             0.0%
                                                                                            ----------- ---------------
TOTAL GERMANY                                                                                42,056,357             6.4%
                                                                                            ----------- ---------------
HONG KONG -- (2.7%)
#*                13 Holdings, Ltd. (The)                                            38,000      11,248             0.0%
                  Agritrade Resources, Ltd.                                          75,000      13,776             0.0%
                  AIA Group, Ltd.                                                   232,600   1,609,926             0.3%
                  Alco Holdings, Ltd.                                                14,000       3,650             0.0%
                  Allied Properties HK, Ltd.                                        156,000      36,885             0.0%
                  APT Satellite Holdings, Ltd.                                       40,750      22,083             0.0%
*                 Asia Satellite Telecommunications Holdings, Ltd.                    3,000       3,606             0.0%
                  Asia Standard International Group, Ltd.                            66,000      16,284             0.0%
                  ASM Pacific Technology, Ltd.                                       20,500     305,068             0.1%
#                 Bank of East Asia, Ltd. (The)                                      62,777     259,599             0.1%
                  BOC Hong Kong Holdings, Ltd.                                      172,500     708,895             0.1%
                  Bonjour Holdings, Ltd.                                            234,000      11,874             0.0%
#                 Bright Smart Securities & Commodities Group, Ltd.                 132,000      38,954             0.0%
*                 Brightoil Petroleum Holdings, Ltd.                                357,000      96,783             0.0%
*                 Burwill Holdings, Ltd.                                            460,000      10,812             0.0%
                  Cafe de Coral Holdings, Ltd.                                       20,000      65,032             0.0%
#                 Cathay Pacific Airways, Ltd.                                      207,000     297,919             0.1%
                  Cheung Kong Infrastructure Holdings, Ltd.                          21,000     183,847             0.0%
                  Cheung Kong Property Holdings, Ltd.                                45,308     324,369             0.1%
                  Chevalier International Holdings, Ltd.                              4,000       6,448             0.0%
*                 China Best Group Holding, Ltd.                                    580,000      11,940             0.0%
*                 China Energy Development Holdings, Ltd.                           412,000       4,235             0.0%
#                 China LNG Group, Ltd.                                             640,000      13,403             0.0%
                  China Metal International Holdings, Inc.                           40,000      12,390             0.0%
                  China Motor Bus Co., Ltd.                                           1,400      18,858             0.0%
#                 Chinese Estates Holdings, Ltd.                                     22,500      34,565             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
HONG KONG -- (Continued)
                  Chow Sang Sang Holdings International, Ltd.                          37,000 $   94,566             0.0%
                  Chow Tai Fook Jewellery Group, Ltd.                                  58,400     64,179             0.0%
                  Chuang's China Investments, Ltd.                                    190,000     12,936             0.0%
                  Chuang's Consortium International, Ltd.                             140,000     28,767             0.0%
                  CITIC Telecom International Holdings, Ltd.                          243,000     74,927             0.0%
                  CK Hutchison Holdings, Ltd.                                         103,808  1,296,280             0.2%
                  CK Life Sciences International Holdings, Inc.                       244,000     20,683             0.0%
                  CLP Holdings, Ltd.                                                   23,000    242,563             0.1%
                  CNQC International Holdings, Ltd.                                    35,000     11,701             0.0%
*                 Common Splendor International Health Industry Group, Ltd.           146,000     11,628             0.0%
                  Convenience Retail Asia, Ltd.                                        54,000     30,859             0.0%
*                 Convoy Global Holdings, Ltd.                                        576,000     15,019             0.0%
#*                Cowell e Holdings, Inc.                                              78,000     24,922             0.0%
*                 Crocodile Garments                                                  111,000     14,976             0.0%
                  Cross-Harbour Holdings, Ltd. (The)                                   10,000     15,040             0.0%
                  CSI Properties, Ltd.                                                830,000     43,719             0.0%
                  CW Group Holdings, Ltd.                                              37,500      7,561             0.0%
                  Dah Sing Banking Group, Ltd.                                         50,928    102,332             0.0%
                  Dah Sing Financial Holdings, Ltd.                                    21,320    161,624             0.0%
                  Emperor Capital Group, Ltd.                                         366,000     31,479             0.0%
*                 Emperor Watch & Jewellery, Ltd.                                     520,000     23,062             0.0%
*                 Enerchina Holdings, Ltd.                                            984,000     27,906             0.0%
*                 Esprit Holdings, Ltd.                                               174,900    135,696             0.0%
#                 Fairwood Holdings, Ltd.                                               5,500     21,311             0.0%
                  Far East Consortium International, Ltd.                             160,634     76,583             0.0%
                  FIH Mobile, Ltd.                                                    227,000     77,873             0.0%
                  First Pacific Co., Ltd.                                             234,000    180,185             0.0%
#                 First Shanghai Investments, Ltd.                                    128,000     17,577             0.0%
*                 Freeman FinTech Corp., Ltd.                                         360,000     22,884             0.0%
                  Future Bright Holdings, Ltd.                                         48,000      5,052             0.0%
                  G-Resources Group, Ltd.                                           4,218,600     74,843             0.0%
#*                GCL New Energy Holdings, Ltd.                                       480,000     25,262             0.0%
                  Get Nice Financial Group, Ltd.                                       13,500      2,011             0.0%
                  Get Nice Holdings, Ltd.                                             540,000     18,740             0.0%
                  Giordano International, Ltd.                                        216,000    115,948             0.0%
*                 Global Brands Group Holding, Ltd.                                   740,000     87,361             0.0%
#                 Great Eagle Holdings, Ltd.                                           18,000     89,274             0.0%
#                 Guotai Junan International Holdings, Ltd.                           253,000     79,249             0.0%
                  Haitong International Securities Group, Ltd.                        170,149     92,151             0.0%
                  Hang Lung Group, Ltd.                                                79,000    329,424             0.1%
                  Hang Lung Properties, Ltd.                                           98,000    256,777             0.1%
                  Hang Seng Bank, Ltd.                                                 17,500    354,478             0.1%
                  Hanison Construction Holdings, Ltd.                                  26,565      4,703             0.0%
*                 Hao Tian Development Group, Ltd.                                    210,000      9,993             0.0%
                  Henderson Land Development Co., Ltd.                                 48,700    308,293             0.1%
#                 HK Electric Investments & HK Electric Investments, Ltd.              34,000     30,062             0.0%
                  HKBN, Ltd.                                                           44,000     47,490             0.0%
*                 HKR International, Ltd.                                              72,800     39,290             0.0%
                  HKT Trust & HKT, Ltd.                                               226,000    288,630             0.1%
                  Hong Kong & China Gas Co., Ltd.                                     100,361    200,509             0.0%
                  Hong Kong Aircraft Engineering Co., Ltd.                              3,200     21,373             0.0%
#                 Hong Kong Exchanges & Clearing, Ltd.                                 18,345    451,178             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
HONG KONG -- (Continued)
                  Hong Kong Ferry Holdings Co., Ltd.                                   10,000 $ 11,566             0.0%
*                 Hong Kong Television Network, Ltd.                                  112,000   25,462             0.0%
                  Hongkong & Shanghai Hotels, Ltd. (The)                               49,500   58,055             0.0%
                  Hongkong Chinese, Ltd.                                              136,000   25,505             0.0%
                  Hopewell Holdings, Ltd.                                              56,500  215,918             0.0%
#*                Hsin Chong Group Holdings, Ltd.                                     202,000    9,089             0.0%
                  Hutchison Telecommunications Hong Kong Holdings, Ltd.               190,000   56,150             0.0%
                  Hysan Development Co., Ltd.                                          31,000  146,199             0.0%
#*                Imagi International Holdings, Ltd.                                   31,500    3,437             0.0%
                  IT, Ltd.                                                             56,000   23,654             0.0%
#                 ITC Corp., Ltd.                                                     190,000   16,362             0.0%
                  ITC Properties Group, Ltd.                                           34,200   13,356             0.0%
                  Johnson Electric Holdings, Ltd.                                      50,875  156,449             0.0%
                  Karrie International Holdings, Ltd.                                 110,000   15,821             0.0%
                  Kerry Logistics Network, Ltd.                                        73,500  103,477             0.0%
                  Kerry Properties, Ltd.                                               64,000  239,251             0.1%
#                 Kingston Financial Group, Ltd.                                      382,000  131,955             0.0%
                  Kowloon Development Co., Ltd.                                        56,000   61,946             0.0%
#*                KuangChi Science, Ltd.                                               41,000   16,324             0.0%
                  L'Occitane International SA                                          31,500   66,260             0.0%
                  Lai Sun Development Co., Ltd.                                     2,876,000   80,909             0.0%
#                 Li & Fung, Ltd.                                                     898,000  376,025             0.1%
                  Lifestyle International Holdings, Ltd.                               46,500   66,345             0.0%
                  Lippo China Resources, Ltd.                                         210,000    6,745             0.0%
                  Liu Chong Hing Investment, Ltd.                                      26,000   41,035             0.0%
                  Luk Fook Holdings International, Ltd.                                46,000  168,074             0.0%
                  Lung Kee Bermuda Holdings                                            24,000   11,258             0.0%
                  Magnificent Hotel Investment, Ltd.                                  102,000    2,477             0.0%
                  Man Wah Holdings, Ltd.                                              140,800  116,594             0.0%
#*                Mason Financial Holdings, Ltd.                                      919,598   14,049             0.0%
#                 Master Glory Group, Ltd.                                          1,590,000   41,647             0.0%
*                 Midland Holdings, Ltd.                                               64,000   16,928             0.0%
*                 Midland IC&I, Ltd.                                                  320,000    1,890             0.0%
                  Ming Fai International Holdings, Ltd.                                64,000    9,870             0.0%
                  Miramar Hotel & Investment                                           18,000   39,192             0.0%
*                 Mongolian Mining Corp.                                               90,000    2,837             0.0%
                  MTR Corp., Ltd.                                                      41,561  239,108             0.1%
*                 NetMind Financial Holdings, Ltd.                                  1,832,000   10,587             0.0%
*                 New Times Energy Corp., Ltd.                                        280,000   12,056             0.0%
                  New World Development Co., Ltd.                                     386,635  480,784             0.1%
                  Newocean Energy Holdings, Ltd.                                      120,000   36,218             0.0%
                  NWS Holdings, Ltd.                                                   65,675  123,334             0.0%
*                 Orange Sky Golden Harvest Entertainment Holdings, Ltd.              320,000   32,483             0.0%
                  Orient Overseas International, Ltd.                                  31,500  168,160             0.0%
*                 Pacific Basin Shipping, Ltd.                                        536,000  105,089             0.0%
#                 Pacific Textiles Holdings, Ltd.                                      60,000   66,564             0.0%
                  PCCW, Ltd.                                                          385,000  217,361             0.0%
                  Pico Far East Holdings, Ltd.                                        112,000   45,326             0.0%
                  Playmates Holdings, Ltd.                                             14,000   22,346             0.0%
                  Playmates Toys, Ltd.                                                 96,000   17,130             0.0%
                  Polytec Asset Holdings, Ltd.                                        160,000   12,968             0.0%
                  Power Assets Holdings, Ltd.                                          31,500  283,314             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
HONG KONG -- (Continued)
                  Prada SpA                                                            15,500 $ 72,542             0.0%
                  Regal Hotels International Holdings, Ltd.                            30,000   19,847             0.0%
*                 Rentian Technology Holdings, Ltd.                                   210,000   11,478             0.0%
                  SA SA International Holdings, Ltd.                                   71,866   30,752             0.0%
                  Samsonite International SA                                           75,300  290,081             0.1%
                  SAS Dragon Holdings, Ltd.                                            64,000   15,239             0.0%
#                 SEA Holdings, Ltd.                                                   18,000   45,207             0.0%
*                 SEEC Media Group, Ltd.                                            1,360,000   19,382             0.0%
                  Shangri-La Asia, Ltd.                                               162,000  231,855             0.0%
#                 Shenwan Hongyuan HK, Ltd.                                            67,500   25,986             0.0%
                  Shun Ho Property Investments, Ltd.                                    1,683      638             0.0%
*                 Shun Tak Holdings, Ltd.                                             268,000   97,796             0.0%
*                 Singamas Container Holdings, Ltd.                                   202,000   34,531             0.0%
                  Sino Land Co., Ltd.                                                 123,008  208,161             0.0%
                  SITC International Holdings Co., Ltd.                                64,000   45,845             0.0%
                  Sitoy Group Holdings, Ltd.                                           46,000    9,396             0.0%
*                 Skyway Securities Group, Ltd.                                       500,000   26,328             0.0%
                  SmarTone Telecommunications Holdings, Ltd.                           66,500   93,131             0.0%
*                 SOCAM Development, Ltd.                                              24,000    6,504             0.0%
                  Soundwill Holdings, Ltd.                                             11,000   27,180             0.0%
                  Stella International Holdings, Ltd.                                  40,000   69,521             0.0%
                  Sun Hung Kai & Co., Ltd.                                            115,000   85,528             0.0%
                  Sun Hung Kai Properties, Ltd.                                        34,196  512,427             0.1%
*                 Suncorp Technologies, Ltd.                                        2,720,000   16,066             0.0%
                  Swire Pacific, Ltd. Class A                                          27,500  265,178             0.1%
                  Swire Pacific, Ltd. Class B                                          42,500   72,096             0.0%
                  Swire Properties, Ltd.                                               18,400   61,687             0.0%
                  TAI Cheung Holdings, Ltd.                                            14,000   13,167             0.0%
                  Tao Heung Holdings, Ltd.                                             46,000   12,592             0.0%
                  Techtronic Industries Co., Ltd.                                      67,500  289,600             0.1%
                  Television Broadcasts, Ltd.                                          42,600  163,755             0.0%
#                 Texwinca Holdings, Ltd.                                             104,000   69,622             0.0%
                  Tradelink Electronic Commerce, Ltd.                                 100,000   20,429             0.0%
                  Transport International Holdings, Ltd.                               31,600   98,273             0.0%
*                 Trinity, Ltd.                                                        32,000    2,304             0.0%
*                 TSC Group Holdings, Ltd.                                             51,000    5,239             0.0%
                  Tsui Wah Holdings, Ltd.                                              56,000    8,772             0.0%
*                 United Laboratories International Holdings, Ltd. (The)               58,000   36,367             0.0%
#                 Value Partners Group, Ltd.                                           16,000   14,785             0.0%
                  Vantage International Holdings, Ltd.                                100,000   14,755             0.0%
                  Varitronix International, Ltd.                                       38,000   18,022             0.0%
                  Victory City International Holdings, Ltd.                           166,662    5,783             0.0%
                  Vitasoy International Holdings, Ltd.                                 68,000  134,226             0.0%
#                 VST Holdings, Ltd.                                                   70,000   24,375             0.0%
                  VTech Holdings, Ltd.                                                 12,000  151,968             0.0%
                  Wai Kee Holdings, Ltd.                                               34,000   16,536             0.0%
                  Wang On Group, Ltd.                                                 880,000    7,921             0.0%
                  WH Group, Ltd.                                                      502,500  448,307             0.1%
                  Wharf Holdings, Ltd. (The)                                           40,000  341,041             0.1%
                  Wheelock & Co., Ltd.                                                 47,000  366,102             0.1%
                  Win Hanverky Holdings, Ltd.                                         108,000   15,807             0.0%
                  Wing Tai Properties, Ltd.                                            14,000    9,268             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
HONG KONG -- (Continued)
                  Wonderful Sky Financial Group Holdings, Ltd.                         46,000 $    12,524             0.0%
                  Xinyi Glass Holdings, Ltd.                                          216,000     191,405             0.0%
                  Yue Yuen Industrial Holdings, Ltd.                                   85,000     336,024             0.1%
                  Yugang International, Ltd.                                          898,000      19,733             0.0%
                                                                                              ----------- ---------------
TOTAL HONG KONG                                                                                19,451,401             3.0%
                                                                                              ----------- ---------------
IRELAND -- (0.6%)
*                 Bank of Ireland                                                   2,090,694     526,305             0.1%
                  CRH P.L.C.                                                            3,476     126,610             0.0%
                  CRH P.L.C. Sponsored ADR                                             42,454   1,541,929             0.2%
                  Datalex P.L.C.                                                        7,778      32,220             0.0%
*                 FBD Holdings P.L.C.                                                   1,219      10,799             0.0%
                  Glanbia P.L.C.                                                       16,383     320,192             0.1%
                  IFG Group P.L.C.                                                      4,791       8,601             0.0%
*                 Independent News & Media P.L.C.                                      56,438       7,985             0.0%
                  Irish Continental Group P.L.C.                                       13,906      80,198             0.0%
                  Kerry Group P.L.C. Class A                                            4,087     334,147             0.1%
                  Kingspan Group P.L.C.                                                21,235     738,711             0.1%
                  Smurfit Kappa Group P.L.C.                                           27,523     738,136             0.1%
                                                                                              ----------- ---------------
TOTAL IRELAND                                                                                   4,465,833             0.7%
                                                                                              ----------- ---------------
ISRAEL -- (0.6%)
*                 ADO Group, Ltd.                                                       1,782      22,369             0.0%
#*                Africa Israel Investments, Ltd.                                      13,388       1,656             0.0%
*                 Africa Israel Properties, Ltd.                                          766      15,423             0.0%
*                 Airport City, Ltd.                                                    5,049      66,808             0.0%
*                 Allot Communications, Ltd.                                            2,708      13,494             0.0%
                  Alrov Properties and Lodgings, Ltd.                                     511      14,008             0.0%
                  Amot Investments, Ltd.                                               13,239      63,066             0.0%
                  Avgol Industries 1953, Ltd.                                          10,837      13,716             0.0%
                  Azrieli Group, Ltd.                                                     887      47,183             0.0%
                  Bank Hapoalim BM                                                     69,294     432,139             0.1%
*                 Bank Leumi Le-Israel BM                                             114,557     535,744             0.1%
                  Bayside Land Corp.                                                       42      18,334             0.0%
                  Bezeq The Israeli Telecommunication Corp., Ltd.                      65,094     109,366             0.0%
                  Big Shopping Centers, Ltd.                                              224      16,272             0.0%
                  Blue Square Real Estate, Ltd.                                           266      12,504             0.0%
                  Brack Capital Properties NV                                             313      29,721             0.0%
#*                Cellcom Israel, Ltd.                                                  3,337      33,003             0.0%
*                 Ceragon Networks, Ltd.                                                3,154      10,612             0.0%
*                 Clal Biotechnology Industries, Ltd.                                   6,520       6,823             0.0%
*                 Clal Insurance Enterprises Holdings, Ltd.                             2,478      40,324             0.0%
*                 Compugen, Ltd.                                                        2,798      11,271             0.0%
                  Delek Automotive Systems, Ltd.                                        4,902      42,980             0.0%
                  Delek Group, Ltd.                                                       316      71,142             0.0%
                  Delta-Galil Industries, Ltd.                                          1,086      33,296             0.0%
#                 Direct Insurance Financial Investments, Ltd.                          2,037      19,488             0.0%
                  El Al Israel Airlines                                                62,551      48,935             0.0%
                  Electra, Ltd.                                                           214      46,678             0.0%
*                 Equital, Ltd.                                                           689      19,001             0.0%
*                 Evogene, Ltd.                                                         2,044      10,492             0.0%
                  First International Bank Of Israel, Ltd.                              6,249     102,974             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
ISRAEL -- (Continued)
                  Formula Systems 1985, Ltd.                                          1,209 $   47,593             0.0%
                  Fox Wizel, Ltd.                                                       845     19,269             0.0%
                  Frutarom Industries, Ltd.                                           2,640    155,182             0.1%
*                 Gilat Satellite Networks, Ltd.                                      2,199     11,231             0.0%
*                 Hadera Paper, Ltd.                                                    228     10,524             0.0%
                  Harel Insurance Investments & Financial Services, Ltd.             13,869     73,820             0.0%
                  IDI Insurance Co., Ltd.                                               315     16,797             0.0%
                  Israel Chemicals, Ltd.                                             32,912    141,829             0.1%
*                 Israel Discount Bank, Ltd. Class A                                 87,778    212,525             0.1%
*                 Jerusalem Oil Exploration                                           1,531     89,012             0.0%
*                 Kamada, Ltd.                                                        2,567     18,463             0.0%
*                 Kenon Holdings, Ltd.                                                  973     12,116             0.0%
                  Matrix IT, Ltd.                                                     3,922     36,849             0.0%
#*                Mazor Robotics, Ltd. Sponsored ADR                                    667     23,778             0.0%
                  Melisron, Ltd.                                                      1,228     66,871             0.0%
                  Menora Mivtachim Holdings, Ltd.                                     2,952     34,117             0.0%
                  Migdal Insurance & Financial Holding, Ltd.                         30,414     29,963             0.0%
                  Mivtach Shamir Holdings, Ltd.                                         361      7,962             0.0%
                  Mizrahi Tefahot Bank, Ltd.                                         16,115    259,958             0.1%
*                 Naphtha Israel Petroleum Corp., Ltd.                                3,612     29,207             0.0%
                  Neto ME Holdings, Ltd.                                                132     14,576             0.0%
                  Nice, Ltd.                                                            579     39,111             0.0%
                  Nice, Ltd. Sponsored ADR                                            1,166     78,647             0.0%
*                 Nova Measuring Instruments, Ltd.                                    2,172     43,174             0.0%
                  Oil Refineries, Ltd.                                              135,456     53,882             0.0%
*                 Partner Communications Co., Ltd.                                    9,429     46,114             0.0%
*                 Partner Communications Co., Ltd. ADR                                1,321      6,182             0.0%
                  Paz Oil Co., Ltd.                                                     646    105,523             0.0%
*                 Phoenix Holdings, Ltd. (The)                                        2,580     11,303             0.0%
                  Plasson Industries, Ltd.                                              286      9,716             0.0%
                  Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.                  443     21,169             0.0%
                  Scope Metals Group, Ltd.                                            1,136     32,032             0.0%
                  Shapir Engineering and Industry, Ltd.                               5,081     14,397             0.0%
                  Shikun & Binui, Ltd.                                               29,617     77,753             0.0%
                  Shufersal, Ltd.                                                    12,525     61,782             0.0%
                  Strauss Group, Ltd.                                                 4,175     73,506             0.0%
                  Summit Real Estate Holdings, Ltd.                                   4,078     30,351             0.0%
*                 Tower Semiconductor, Ltd.(M87915274)                                1,998     42,997             0.0%
*                 Tower Semiconductor, Ltd.(6320605)                                  5,566    121,525             0.0%
*                 Union Bank of Israel                                                2,641     11,514             0.0%
                                                                                            ---------- ---------------
TOTAL ISRAEL                                                                                 4,101,142             0.6%
                                                                                            ---------- ---------------
ITALY -- (2.4%)
                  A2A SpA                                                           160,798    239,000             0.0%
                  ACEA SpA                                                            5,669     81,570             0.0%
                  Amplifon SpA                                                        7,765     99,191             0.0%
                  Anima Holding SpA                                                  29,387    192,109             0.0%
                  Ansaldo STS SpA                                                     8,379    112,445             0.0%
*                 Arnoldo Mondadori Editore SpA                                      26,239     52,098             0.0%
                  Ascopiave SpA                                                       8,110     32,005             0.0%
                  Assicurazioni Generali SpA                                         66,756  1,057,416             0.2%
                  Astaldi SpA                                                         7,476     49,037             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
ITALY -- (Continued)
                  Atlantia SpA                                                       20,349 $  516,022             0.1%
                  Autogrill SpA                                                      11,310    128,628             0.0%
                  Azimut Holding SpA                                                  8,978    175,131             0.0%
#*                Banca Carige SpA                                                   40,876     11,352             0.0%
                  Banca Generali SpA                                                  5,023    144,340             0.0%
                  Banca IFIS SpA                                                      2,911    125,570             0.0%
                  Banca Mediolanum SpA                                               18,738    143,323             0.0%
#*                Banca Monte dei Paschi di Siena SpA                                   616     10,126             0.0%
                  Banca Popolare di Sondrio SCPA                                     51,088    190,339             0.0%
                  Banco BPM SpA                                                     159,808    466,720             0.1%
                  Banco di Desio e della Brianza SpA                                  2,839      7,752             0.0%
                  BasicNet SpA                                                        5,935     23,199             0.0%
                  Biesse SpA                                                          1,697     52,260             0.0%
#                 BPER Banca                                                         69,950    382,673             0.1%
                  Brembo SpA                                                          3,298    259,113             0.1%
                  Brunello Cucinelli SpA                                              1,676     43,917             0.0%
                  Buzzi Unicem SpA                                                    9,385    241,160             0.1%
#                 Cairo Communication SpA                                               574      2,814             0.0%
                  Cementir Holding SpA                                                7,248     43,702             0.0%
                  Cerved Information Solutions SpA                                   12,674    135,310             0.0%
                  CIR-Compagnie Industriali Riunite SpA                              55,126     88,665             0.0%
                  Credito Emiliano SpA                                               11,252     78,664             0.0%
#                 Credito Valtellinese SpA                                           12,524     45,271             0.0%
#                 d'Amico International Shipping SA                                  18,243      6,778             0.0%
                  Danieli & C Officine Meccaniche SpA                                 1,892     47,300             0.0%
                  Datalogic SpA                                                       1,853     50,821             0.0%
                  De' Longhi SpA                                                      5,242    159,810             0.0%
                  DeA Capital SpA                                                    12,414     20,285             0.0%
                  DiaSorin SpA                                                        1,826    136,867             0.0%
#                 Ei Towers SpA                                                       2,544    146,826             0.0%
                  El.En. SpA                                                          2,288     81,489             0.0%
                  Enel SpA                                                          103,391    491,540             0.1%
#                 Eni SpA                                                            58,318    904,571             0.2%
                  Eni SpA Sponsored ADR                                               3,109     96,317             0.0%
                  ERG SpA                                                             6,352     78,853             0.0%
                  Esprinet SpA                                                        4,821     39,436             0.0%
                  Falck Renewables SpA                                               15,891     19,663             0.0%
                  Ferrari NV                                                          5,231    393,516             0.1%
*                 Fiat Chrysler Automobiles NV                                       95,249  1,081,886             0.2%
*                 Fincantieri SpA                                                    26,991     26,413             0.0%
#                 FinecoBank Banca Fineco SpA                                        30,325    216,027             0.0%
                  FNM SpA                                                            35,502     21,011             0.0%
#                 Geox SpA                                                           10,145     27,418             0.0%
*                 Gruppo Editoriale L'Espresso SpA                                   13,362     12,275             0.0%
                  Gruppo MutuiOnline SpA                                              1,329     17,472             0.0%
                  Hera SpA                                                           55,120    157,646             0.0%
                  IMMSI SpA                                                          14,941      6,317             0.0%
                  Industria Macchine Automatiche SpA                                  1,586    139,821             0.0%
                  Infrastrutture Wireless Italiane SpA                                6,051     33,465             0.0%
#*                Intek Group SpA                                                    25,413      6,767             0.0%
                  Interpump Group SpA                                                 6,321    167,630             0.0%
                  Intesa Sanpaolo SpA                                               333,800    974,395             0.2%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
ITALY -- (Continued)
                  Iren SpA                                                           39,880 $    84,033             0.0%
*                 Italgas SpA                                                        13,040      58,952             0.0%
                  Italmobiliare SpA                                                     843      47,244             0.0%
*                 Juventus Football Club SpA                                         81,554      75,228             0.0%
                  La Doria SpA                                                        1,769      21,829             0.0%
                  Luxottica Group SpA                                                 4,181     241,706             0.1%
                  Luxottica Group SpA Sponsored ADR                                     763      44,101             0.0%
#                 Maire Tecnimont SpA                                                 5,901      23,446             0.0%
                  MARR SpA                                                            2,612      63,066             0.0%
#                 Mediaset SpA                                                       75,786     309,715             0.1%
                  Mediobanca SpA                                                     52,905     508,764             0.1%
                  Moncler SpA                                                        12,768     314,923             0.1%
                  OVS SpA                                                             7,201      47,934             0.0%
#                 Parmalat SpA                                                       24,905      84,397             0.0%
#                 Piaggio & C SpA                                                    32,168      66,663             0.0%
#                 Prima Industrie SpA                                                   595      16,614             0.0%
                  Prysmian SpA                                                       17,739     511,924             0.1%
                  Recordati SpA                                                       7,525     278,879             0.1%
                  Reply SpA                                                             437      76,544             0.0%
                  SAES Getters SpA                                                      993      19,424             0.0%
*                 Safilo Group SpA                                                    3,432      24,776             0.0%
*                 Saipem SpA                                                        778,877     335,259             0.1%
                  Salini Impregilo SpA                                               35,532     120,915             0.0%
#                 Salvatore Ferragamo SpA                                             4,824     154,475             0.0%
                  Saras SpA                                                          68,964     144,079             0.0%
                  SAVE SpA                                                              709      16,822             0.0%
                  Snam SpA                                                           51,195     226,183             0.0%
                  Societa Cattolica di Assicurazioni SCRL                            18,289     162,558             0.0%
                  Societa Iniziative Autostradali e Servizi SpA                      10,349     104,321             0.0%
*                 Sogefi SpA                                                          7,836      40,359             0.0%
                  SOL SpA                                                             2,335      25,176             0.0%
                  Tamburi Investment Partners SpA                                     2,892      15,997             0.0%
                  Tenaris SA                                                          8,560     133,723             0.0%
                  Terna Rete Elettrica Nazionale SpA                                 76,180     384,086             0.1%
#*                Tiscali SpA                                                       259,219      13,059             0.0%
#                 Tod's SpA                                                           1,485     114,742             0.0%
#*                Trevi Finanziaria Industriale SpA                                   7,195       7,147             0.0%
*                 UniCredit SpA                                                      36,057     587,101             0.1%
                  Unione di Banche Italiane SpA                                     117,819     496,435             0.1%
                  Unipol Gruppo Finanziario SpA                                      60,237     268,644             0.1%
#*                Yoox Net-A-Porter Group SpA                                         3,481      92,499             0.0%
                  Zignago Vetro SpA                                                   1,654      13,656             0.0%
                                                                                            ----------- ---------------
TOTAL ITALY                                                                                  17,170,935             2.6%
                                                                                            ----------- ---------------
JAPAN -- (21.2%)
                  77 Bank, Ltd. (The)                                                49,000     211,925             0.1%
                  ABC-Mart, Inc.                                                        600      33,354             0.0%
                  Achilles Corp.                                                      2,100      33,740             0.0%
#*                Acom Co., Ltd.                                                      3,200      14,214             0.0%
                  Adastria Co., Ltd.                                                  3,180      78,979             0.0%
                  ADEKA Corp.                                                        12,800     188,938             0.0%
                  Advan Co., Ltd.                                                     2,000      20,862             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Advantest Corp.                                                   10,500 $196,208             0.1%
                  Aeon Co., Ltd.                                                    51,566  764,247             0.1%
                  Aeon Delight Co., Ltd.                                             2,600   79,338             0.0%
                  Aeon Fantasy Co., Ltd.                                             1,100   28,923             0.0%
#                 AEON Financial Service Co., Ltd.                                   9,100  174,882             0.0%
#                 Aeon Mall Co., Ltd.                                                6,100  103,740             0.0%
                  Agro-Kanesho Co., Ltd.                                               300    4,116             0.0%
                  Ahresty Corp.                                                      2,700   26,992             0.0%
                  Ai Holdings Corp.                                                  2,200   54,102             0.0%
                  Aica Kogyo Co., Ltd.                                               4,300  122,559             0.0%
                  Aichi Bank, Ltd. (The)                                             1,300   71,771             0.0%
                  Aichi Corp.                                                        2,000   14,776             0.0%
                  Aichi Steel Corp.                                                  1,700   66,466             0.0%
                  Aida Engineering, Ltd.                                             8,600   74,878             0.0%
#                 Ain Holdings, Inc.                                                 1,500  103,914             0.0%
                  Aiphone Co., Ltd.                                                    700   10,935             0.0%
                  Air Water, Inc.                                                   17,800  342,844             0.1%
                  Airport Facilities Co., Ltd.                                       2,000   10,483             0.0%
                  Aisan Industry Co., Ltd.                                           4,000   35,957             0.0%
                  Aisin Seiki Co., Ltd.                                             13,618  666,971             0.1%
                  Aizawa Securities Co., Ltd.                                        5,100   31,076             0.0%
                  Ajinomoto Co., Inc.                                                8,100  157,838             0.0%
#*                Akebono Brake Industry Co., Ltd.                                  12,600   40,301             0.0%
                  Akita Bank, Ltd. (The)                                            19,000   60,400             0.0%
                  Albis Co., Ltd.                                                      500   16,493             0.0%
                  Alconix Corp.                                                      1,800   31,610             0.0%
                  Alfresa Holdings Corp.                                             6,800  122,792             0.0%
#                 Alinco, Inc.                                                       1,300   11,478             0.0%
                  Alpen Co., Ltd.                                                    3,400   60,969             0.0%
                  Alpha Corp.                                                          700   12,634             0.0%
                  Alpine Electronics, Inc.                                           6,600   96,039             0.0%
#                 Alps Electric Co., Ltd.                                           10,200  299,806             0.1%
                  Alps Logistics Co., Ltd.                                           1,800   12,280             0.0%
                  Amada Holdings Co., Ltd.                                          19,500  231,842             0.1%
                  Amano Corp.                                                        5,800  123,873             0.0%
                  Amiyaki Tei Co., Ltd.                                                600   22,502             0.0%
                  Amuse, Inc.                                                          600   13,768             0.0%
                  ANA Holdings, Inc.                                                17,000   51,209             0.0%
                  Anest Iwata Corp.                                                  2,400   21,106             0.0%
*                 Anicom Holdings, Inc.                                              1,200   28,643             0.0%
                  Anritsu Corp.                                                     13,500  109,187             0.0%
                  AOI TYO Holdings, Inc.                                             2,466   18,095             0.0%
                  AOKI Holdings, Inc.                                                5,800   71,644             0.0%
                  Aomori Bank, Ltd. (The)                                           24,000   83,573             0.0%
                  Aoyama Trading Co., Ltd.                                           6,700  239,380             0.1%
                  Aozora Bank, Ltd.                                                 33,000  120,242             0.0%
                  Arakawa Chemical Industries, Ltd.                                  1,700   30,060             0.0%
#                 Arata Corp.                                                        1,000   27,027             0.0%
                  Arcland Sakamoto Co., Ltd.                                         2,400   29,689             0.0%
                  Arcs Co., Ltd.                                                     3,600   77,111             0.0%
                  Ardepro Co., Ltd.                                                 18,900   23,211             0.0%
                  Argo Graphics, Inc.                                                  600   13,505             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Ariake Japan Co., Ltd.                                               400 $ 25,341             0.0%
*                 Arisawa Manufacturing Co., Ltd.                                    3,400   24,107             0.0%
                  Artnature, Inc.                                                    3,000   19,231             0.0%
                  As One Corp.                                                         800   35,419             0.0%
                  Asahi Co., Ltd.                                                    1,700   21,755             0.0%
                  Asahi Diamond Industrial Co., Ltd.                                 7,500   57,571             0.0%
                  Asahi Glass Co., Ltd.                                             64,000  554,531             0.1%
                  Asahi Holdings, Inc.                                               3,000   55,957             0.0%
                  Asahi Intecc Co., Ltd.                                             3,200  142,260             0.0%
                  Asahi Kasei Corp.                                                 79,000  753,313             0.1%
                  Asahi Kogyosha Co., Ltd.                                             600   16,517             0.0%
                  Asahi Yukizai Corp.                                                8,000   16,653             0.0%
                  Asanuma Corp.                                                     11,000   32,078             0.0%
                  Asatsu-DK, Inc.                                                    4,100  106,398             0.0%
                  Ashimori Industry Co., Ltd.                                       11,000   16,081             0.0%
#                 Asia Pile Holdings Corp.                                           6,300   34,286             0.0%
#                 Asics Corp.                                                        7,400  130,970             0.0%
#                 ASKUL Corp.                                                        1,600   46,599             0.0%
                  Asunaro Aoki Construction Co., Ltd.                                2,200   16,192             0.0%
                  Atsugi Co., Ltd.                                                  26,000   31,246             0.0%
                  Autobacs Seven Co., Ltd.                                           5,800   87,788             0.0%
                  Avex Group Holdings, Inc.                                          4,000   58,829             0.0%
                  Awa Bank, Ltd. (The)                                              25,000  165,133             0.0%
                  Axell Corp.                                                        1,700   11,181             0.0%
                  Axial Retailing, Inc.                                              2,100   80,409             0.0%
                  Azbil Corp.                                                        6,700  225,588             0.1%
                  Bandai Namco Holdings, Inc.                                        8,200  257,370             0.1%
                  Bando Chemical Industries, Ltd.                                    6,000   54,977             0.0%
                  Bank of Iwate, Ltd. (The)                                          2,600  106,306             0.0%
#                 Bank of Kochi, Ltd. (The)                                          3,000    3,418             0.0%
                  Bank of Kyoto, Ltd. (The)                                         35,000  277,188             0.1%
#                 Bank of Nagoya, Ltd. (The)                                         1,899   69,717             0.0%
                  Bank of Okinawa, Ltd. (The)                                        3,480  134,133             0.0%
                  Bank of Saga, Ltd. (The)                                          23,000   61,314             0.0%
                  Bank of the Ryukyus, Ltd.                                          3,900   53,779             0.0%
                  Belc Co., Ltd.                                                     1,100   48,923             0.0%
                  Bell System24 Holdings, Inc.                                       1,300   12,417             0.0%
                  Belluna Co., Ltd.                                                  4,800   44,013             0.0%
                  Benefit One, Inc.                                                  1,700   51,955             0.0%
                  Benesse Holdings, Inc.                                             4,700  141,833             0.0%
                  Bic Camera, Inc.                                                  11,100  110,476             0.0%
                  BML, Inc.                                                          3,100   67,663             0.0%
                  Bookoff Corp.                                                      3,100   21,813             0.0%
                  Broadleaf Co., Ltd.                                                5,200   33,748             0.0%
                  Bunka Shutter Co., Ltd.                                            7,500   57,628             0.0%
                  C Uyemura & Co., Ltd.                                                300   15,720             0.0%
                  CAC Holdings Corp.                                                 3,200   30,381             0.0%
#                 Calbee, Inc.                                                       2,600   90,900             0.0%
                  Canon Electronics, Inc.                                            1,700   31,644             0.0%
                  Canon Marketing Japan, Inc.                                        5,000  105,373             0.0%
                  Canon, Inc.                                                       29,900  992,320             0.2%
#                 Capcom Co., Ltd.                                                   7,100  153,145             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Carlit Holdings Co., Ltd.                                          4,800 $ 24,497             0.0%
#                 Casio Computer Co., Ltd.                                          21,800  307,238             0.1%
                  Cawachi, Ltd.                                                      1,400   36,812             0.0%
                  Central Glass Co., Ltd.                                           22,000   95,052             0.0%
                  Central Japan Railway Co.                                          1,800  301,875             0.1%
                  Central Sports Co., Ltd.                                             700   20,784             0.0%
                  Chiba Bank, Ltd. (The)                                            30,000  200,971             0.1%
                  Chiba Kogyo Bank, Ltd. (The)                                       7,600   43,809             0.0%
                  Chiyoda Co., Ltd.                                                  2,200   54,888             0.0%
                  Chiyoda Corp.                                                     13,000   86,431             0.0%
                  Chiyoda Integre Co., Ltd.                                          2,200   48,433             0.0%
                  Chofu Seisakusho Co., Ltd.                                         2,800   66,988             0.0%
                  Chori Co., Ltd.                                                    1,600   28,554             0.0%
                  Chubu Electric Power Co., Inc.                                     9,100  122,185             0.0%
                  Chubu Shiryo Co., Ltd.                                             4,100   48,504             0.0%
                  Chudenko Corp.                                                     4,200   92,158             0.0%
                  Chuetsu Pulp & Paper Co., Ltd.                                     7,000   14,877             0.0%
                  Chugai Pharmaceutical Co., Ltd.                                    1,300   46,194             0.0%
                  Chugai Ro Co., Ltd.                                                2,000    3,895             0.0%
                  Chugoku Bank, Ltd. (The)                                          18,000  267,408             0.1%
                  Chugoku Electric Power Co., Inc. (The)                             6,600   71,949             0.0%
                  Chugoku Marine Paints, Ltd.                                        7,000   51,770             0.0%
                  Chukyo Bank, Ltd. (The)                                            1,300   27,170             0.0%
                  Chuo Spring Co., Ltd.                                              4,000   11,953             0.0%
                  CI Takiron Corp.                                                   6,000   30,440             0.0%
                  Ci:z Holdings Co., Ltd.                                            2,300   67,551             0.0%
                  Citizen Watch Co., Ltd.                                           34,400  228,226             0.1%
                  CKD Corp.                                                          4,900   61,361             0.0%
                  Cleanup Corp.                                                      2,800   20,218             0.0%
                  CMIC Holdings Co., Ltd.                                            1,800   23,250             0.0%
*                 CMK Corp.                                                          8,000   52,631             0.0%
                  Coca-Cola Bottlers Japan, Inc.                                    11,656  347,537             0.1%
                  Coco's Japan Co., Ltd.                                               800   14,454             0.0%
                  Cocokara fine, Inc.                                                1,900   89,831             0.0%
#                 COLOPL, Inc.                                                       6,600   60,941             0.0%
                  Computer Engineering & Consulting, Ltd.                            1,300   24,322             0.0%
                  COMSYS Holdings Corp.                                             11,100  211,155             0.1%
                  Concordia Financial Group, Ltd.                                   43,032  197,938             0.1%
                  CONEXIO Corp.                                                      4,000   61,256             0.0%
                  COOKPAD, Inc.                                                      3,700   29,438             0.0%
                  Corona Corp.                                                       2,100   21,478             0.0%
                  Cosmo Energy Holdings Co., Ltd.                                    8,800  139,388             0.0%
                  Cosmos Pharmaceutical Corp.                                          300   60,701             0.0%
                  CRE, Inc.                                                          1,200   16,783             0.0%
                  Create Restaurants Holdings, Inc.                                  4,300   34,834             0.0%
                  Create SD Holdings Co., Ltd.                                       3,000   70,467             0.0%
                  Credit Saison Co., Ltd.                                           14,300  260,569             0.1%
#*                CROOZ, Inc.                                                          600   18,463             0.0%
                  CTI Engineering Co., Ltd.                                          1,300   12,730             0.0%
                  CyberAgent, Inc.                                                   6,400  198,847             0.1%
                  D.A. Consortium Holdings, Inc.                                     5,400   68,766             0.0%
                  Dai Nippon Printing Co., Ltd.                                     22,000  244,918             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Dai Nippon Toryo Co., Ltd.                                        21,000 $ 48,042             0.0%
#                 Dai-Dan Co., Ltd.                                                  4,000   39,148             0.0%
                  Dai-ichi Life Holdings, Inc.                                      33,100  564,024             0.1%
                  Dai-ichi Seiko Co., Ltd.                                           1,300   19,112             0.0%
                  Daibiru Corp.                                                      6,300   58,137             0.0%
                  Daicel Corp.                                                      26,600  305,358             0.1%
                  Daido Kogyo Co., Ltd.                                              5,000   12,697             0.0%
                  Daido Metal Co., Ltd.                                              4,700   41,938             0.0%
                  Daido Steel Co., Ltd.                                             44,000  244,999             0.1%
#                 Daidoh, Ltd.                                                       4,900   19,124             0.0%
                  Daifuku Co., Ltd.                                                  9,200  232,554             0.1%
                  Daihatsu Diesel Manufacturing Co., Ltd.                            2,000   12,896             0.0%
                  Daihen Corp.                                                       8,000   50,794             0.0%
                  Daiho Corp.                                                       15,000   73,092             0.0%
                  Daiichi Jitsugyo Co., Ltd.                                         5,000   31,395             0.0%
                  Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                             1,500   14,456             0.0%
                  Daiichikosho Co., Ltd.                                             4,400  190,969             0.0%
                  Daiken Corp.                                                       1,400   26,538             0.0%
#                 Daiken Medical Co., Ltd.                                           2,300   16,784             0.0%
                  Daikokutenbussan Co., Ltd.                                         1,000   47,773             0.0%
*                 Daikokuya Holdings Co., Ltd.                                      18,900   11,533             0.0%
                  Daikyo, Inc.                                                      31,000   64,559             0.0%
                  Daikyonishikawa Corp.                                              5,200   66,103             0.0%
                  Dainichiseika Color & Chemicals Manufacturing Co., Ltd.            9,000   61,471             0.0%
#                 Daio Paper Corp.                                                  10,800  136,920             0.0%
                  Daisan Bank, Ltd. (The)                                            1,600   24,377             0.0%
                  Daiseki Co., Ltd.                                                  2,900   64,673             0.0%
                  Daishi Bank, Ltd. (The)                                           40,000  160,594             0.0%
                  Daishinku Corp.                                                      600    7,306             0.0%
                  Daito Pharmaceutical Co., Ltd.                                     1,100   22,594             0.0%
                  Daito Trust Construction Co., Ltd.                                 2,200  323,737             0.1%
                  Daiwa House Industry Co., Ltd.                                    11,300  335,937             0.1%
                  Daiwa Industries, Ltd.                                             4,000   39,413             0.0%
                  Daiwa Securities Group, Inc.                                      51,000  310,252             0.1%
                  Daiwabo Holdings Co., Ltd.                                        33,000  116,058             0.0%
#                 DCM Holdings Co., Ltd.                                            15,100  131,464             0.0%
                  Dena Co., Ltd.                                                     7,500  160,779             0.0%
                  Denka Co., Ltd.                                                   56,000  288,530             0.1%
                  Denki Kogyo Co., Ltd.                                             10,000   48,889             0.0%
                  Denso Corp.                                                       12,300  530,839             0.1%
                  Dentsu, Inc.                                                       5,100  287,880             0.1%
                  Denyo Co., Ltd.                                                    2,100   30,795             0.0%
                  Descente, Ltd.                                                     5,200   63,077             0.0%
*                 Dexerials Corp.                                                    2,300   20,682             0.0%
                  DIC Corp.                                                         13,300  473,436             0.1%
#                 Dip Corp.                                                          3,200   70,705             0.0%
                  Disco Corp.                                                        1,300  205,631             0.1%
                  DKS Co., Ltd.                                                      6,000   24,327             0.0%
                  DMG Mori Co., Ltd.                                                20,700  341,805             0.1%
                  Don Quijote Holdings Co., Ltd.                                     3,500  127,519             0.0%
                  Doshisha Co., Ltd.                                                 1,600   32,350             0.0%
                  Doutor Nichires Holdings Co., Ltd.                                 2,600   55,135             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Dowa Holdings Co., Ltd.                                           37,000 $275,452             0.1%
                  DTS Corp.                                                          2,200   57,758             0.0%
#                 Dunlop Sports Co., Ltd.                                            2,200   20,443             0.0%
                  Duskin Co., Ltd.                                                   5,000  112,160             0.0%
                  DyDo Group Holdings, Inc.                                          1,300   62,507             0.0%
                  Eagle Industry Co., Ltd.                                           2,800   39,633             0.0%
#                 Earth Chemical Co., Ltd.                                             700   37,933             0.0%
                  Ebara Corp.                                                       10,800  329,010             0.1%
                  Ebara Jitsugyo Co., Ltd.                                           1,200   15,438             0.0%
#                 EDION Corp.                                                        9,500   92,608             0.0%
                  eGuarantee, Inc.                                                     900   19,705             0.0%
#                 Ehime Bank, Ltd. (The)                                             5,400   68,292             0.0%
                  Eidai Co., Ltd.                                                    3,000   13,774             0.0%
                  Eighteenth Bank, Ltd. (The)                                       19,000   58,389             0.0%
                  Eiken Chemical Co., Ltd.                                             500   13,735             0.0%
                  Eizo Corp.                                                         2,400   79,360             0.0%
                  Elecom Co., Ltd.                                                   1,500   31,011             0.0%
#                 Electric Power Development Co., Ltd.                               2,500   57,996             0.0%
                  Elematec Corp.                                                     1,400   22,154             0.0%
                  en-japan, Inc.                                                     2,600   57,792             0.0%
                  Endo Lighting Corp.                                                1,300   10,486             0.0%
                  Enplas Corp.                                                       1,400   38,260             0.0%
                  EPS Holdings, Inc.                                                 4,900   64,575             0.0%
#                 eRex Co., Ltd.                                                     1,700   20,379             0.0%
                  ES-Con Japan, Ltd.                                                 4,400   15,406             0.0%
                  ESPEC Corp.                                                        2,400   29,058             0.0%
                  Excel Co., Ltd.                                                    1,300   17,098             0.0%
                  Exedy Corp.                                                        4,100  111,941             0.0%
#                 Ezaki Glico Co., Ltd.                                              2,700  142,284             0.0%
#                 F-Tech, Inc.                                                       1,300   15,635             0.0%
                  F@N Communications, Inc.                                           1,400   11,168             0.0%
                  Falco Holdings Co., Ltd.                                           1,000   13,722             0.0%
                  FamilyMart UNY Holdings Co., Ltd.                                  5,400  305,245             0.1%
#                 Fancl Corp.                                                        1,300   21,868             0.0%
                  FANUC Corp.                                                          800  162,877             0.0%
                  Fast Retailing Co., Ltd.                                             800  261,294             0.1%
                  FCC Co., Ltd.                                                      5,100   97,379             0.0%
                  Ferrotec Holdings Corp.                                            5,400   64,264             0.0%
                  FIDEA Holdings Co., Ltd.                                          26,200   49,191             0.0%
                  Financial Products Group Co., Ltd.                                 7,800   67,749             0.0%
#                 FINDEX, Inc.                                                       1,800   15,751             0.0%
                  First Juken Co., Ltd.                                              1,100   14,293             0.0%
                  FJ Next Co., Ltd.                                                  2,400   20,482             0.0%
                  Foster Electric Co., Ltd.                                          2,600   43,412             0.0%
                  FP Corp.                                                           2,400  114,282             0.0%
                  France Bed Holdings Co., Ltd.                                      1,800   15,132             0.0%
                  Freebit Co., Ltd.                                                  2,300   18,988             0.0%
                  Fudo Tetra Corp.                                                  24,400   40,114             0.0%
                  Fuji Co., Ltd.                                                     1,600   39,627             0.0%
                  Fuji Corp., Ltd.                                                   3,900   25,542             0.0%
                  Fuji Electric Co., Ltd.                                           67,000  367,246             0.1%
                  Fuji Kiko Co., Ltd.                                                3,000   16,158             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
#                 Fuji Kyuko Co., Ltd.                                               4,000 $ 36,615             0.0%
#                 Fuji Machine Manufacturing Co., Ltd.                              12,000  152,394             0.0%
                  Fuji Media Holdings, Inc.                                          3,700   52,904             0.0%
                  Fuji Oil Co., Ltd.                                                 8,000   25,764             0.0%
                  Fuji Oil Holdings, Inc.                                            7,000  164,246             0.0%
                  Fuji Pharma Co., Ltd.                                                400   13,015             0.0%
                  Fuji Seal International, Inc.                                      3,800   90,389             0.0%
                  Fuji Soft, Inc.                                                    2,900   76,565             0.0%
                  Fujibo Holdings, Inc.                                              1,600   43,626             0.0%
                  Fujicco Co., Ltd.                                                  1,000   22,883             0.0%
                  Fujikura Kasei Co., Ltd.                                           3,000   17,708             0.0%
#                 Fujikura Rubber, Ltd.                                              2,100   12,778             0.0%
                  Fujikura, Ltd.                                                    36,000  270,647             0.1%
                  Fujimi, Inc.                                                       1,800   34,736             0.0%
                  Fujimori Kogyo Co., Ltd.                                           1,100   34,457             0.0%
#                 Fujisash Co., Ltd.                                                13,200   11,942             0.0%
#                 Fujita Kanko, Inc.                                                 9,000   28,925             0.0%
                  Fujitec Co., Ltd.                                                  6,600   78,218             0.0%
                  Fujitsu Frontech, Ltd.                                             1,500   20,759             0.0%
                  Fujitsu General, Ltd.                                              7,000  148,475             0.0%
                  Fujitsu, Ltd.                                                     86,000  536,839             0.1%
                  FuKoKu Co., Ltd.                                                   1,300   10,627             0.0%
                  Fukuda Corp.                                                       4,000   35,425             0.0%
                  Fukuda Denshi Co., Ltd.                                              300   18,116             0.0%
                  Fukui Bank, Ltd. (The)                                            28,000   68,839             0.0%
                  Fukuoka Financial Group, Inc.                                     53,000  241,780             0.1%
                  Fukushima Bank, Ltd. (The)                                        22,000   17,364             0.0%
                  Fukushima Industries Corp.                                         1,500   53,241             0.0%
                  Fukuyama Transporting Co., Ltd.                                   20,000  121,594             0.0%
#                 FULLCAST Holdings Co., Ltd.                                        2,200   21,792             0.0%
#                 Funai Electric Co., Ltd.                                           3,500   26,137             0.0%
                  Funai Soken Holdings, Inc.                                           720   13,838             0.0%
#                 Furukawa Battery Co., Ltd. (The)                                   4,000   25,813             0.0%
                  Furukawa Electric Co., Ltd.                                       10,800  437,203             0.1%
                  Furuno Electric Co., Ltd.                                          2,100   12,847             0.0%
                  Furusato Industries, Ltd.                                            800   11,831             0.0%
                  Fuso Chemical Co., Ltd.                                            2,500   78,124             0.0%
                  Fuso Pharmaceutical Industries, Ltd.                                 600   15,408             0.0%
                  Futaba Corp.                                                       4,200   75,441             0.0%
                  Futaba Industrial Co., Ltd.                                        8,800   73,550             0.0%
                  Future Corp.                                                       2,100   16,313             0.0%
                  Fuyo General Lease Co., Ltd.                                       2,500  116,710             0.0%
                  G-7 Holdings, Inc.                                                   500   10,407             0.0%
                  G-Tekt Corp.                                                       2,200   38,813             0.0%
                  Gakken Holdings Co., Ltd.                                            800   22,033             0.0%
                  GCA Corp.                                                          2,700   21,827             0.0%
                  Gecoss Corp.                                                       1,500   16,297             0.0%
#                 Geo Holdings Corp.                                                 5,100   56,336             0.0%
#                 GLOBERIDE, Inc.                                                    1,800   31,184             0.0%
                  Glory, Ltd.                                                        6,500  218,260             0.1%
#                 GMO internet, Inc.                                                 7,300   86,651             0.0%
#                 GMO Payment Gateway, Inc.                                          1,000   44,858             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Godo Steel, Ltd.                                                   1,200 $ 17,651             0.0%
#                 Gokurakuyu Holdings Co., Ltd.                                      1,800   13,264             0.0%
                  Goldcrest Co., Ltd.                                                2,300   40,897             0.0%
                  Grandy House Corp.                                                 3,100   11,248             0.0%
                  Gree, Inc.                                                         9,000   72,168             0.0%
                  GS Yuasa Corp.                                                    55,000  254,825             0.1%
                  GSI Creos Corp.                                                   15,000   19,388             0.0%
                  Gun-Ei Chemical Industry Co., Ltd.                                   800   25,590             0.0%
                  GungHo Online Entertainment, Inc.                                 25,500   57,211             0.0%
                  Gunma Bank, Ltd. (The)                                            48,000  257,480             0.1%
                  Gunze, Ltd.                                                       14,000   56,618             0.0%
                  Gurunavi, Inc.                                                     2,200   44,138             0.0%
#                 H-One Co., Ltd.                                                    3,000   43,732             0.0%
                  H2O Retailing Corp.                                               12,160  206,396             0.1%
                  Hachijuni Bank, Ltd. (The)                                        38,300  226,175             0.1%
                  Hagihara Industries, Inc.                                          1,000   23,801             0.0%
                  Hagiwara Electric Co., Ltd.                                        1,200   24,189             0.0%
                  Hakuhodo DY Holdings, Inc.                                         7,500   91,419             0.0%
                  Hakuto Co., Ltd.                                                   1,700   18,147             0.0%
                  Hamakyorex Co., Ltd.                                               2,000   41,951             0.0%
                  Hamamatsu Photonics K.K.                                           2,400   70,574             0.0%
                  Haneda Zenith Holdings Co., Ltd.                                   5,300   12,504             0.0%
                  Hankyu Hanshin Holdings, Inc.                                     13,000  429,434             0.1%
                  Hanwa Co., Ltd.                                                   22,000  155,989             0.0%
                  Happinet Corp.                                                     1,300   21,409             0.0%
                  Hard Off Corp. Co., Ltd.                                           1,400   13,335             0.0%
                  Harima Chemicals Group, Inc.                                       1,800   12,166             0.0%
#                 Harmonic Drive Systems, Inc.                                       1,800   56,570             0.0%
                  Haruyama Holdings, Inc.                                            2,200   19,136             0.0%
                  Haseko Corp.                                                      33,600  383,535             0.1%
                  Hazama Ando Corp.                                                 29,400  209,377             0.1%
                  Heiwa Real Estate Co., Ltd.                                        5,800   92,503             0.0%
                  Heiwado Co., Ltd.                                                  4,600   98,629             0.0%
                  HI-LEX Corp.                                                       2,800   69,163             0.0%
                  Hibiya Engineering, Ltd.                                           2,100   30,956             0.0%
                  Hiday Hidaka Corp.                                                 1,901   40,146             0.0%
                  Hikari Tsushin, Inc.                                                 500   48,021             0.0%
                  Hioki EE Corp.                                                       300    6,159             0.0%
                  Hirakawa Hewtech Corp.                                             3,000   34,834             0.0%
                  Hiramatsu, Inc.                                                    3,100   18,076             0.0%
                  Hirano Tecseed Co., Ltd.                                           1,800   21,376             0.0%
                  Hirose Electric Co., Ltd.                                            500   67,200             0.0%
                  Hiroshima Bank, Ltd. (The)                                        43,000  185,627             0.0%
#                 HIS Co., Ltd.                                                      5,000  119,158             0.0%
                  Hisaka Works, Ltd.                                                 3,500   29,949             0.0%
                  Hisamitsu Pharmaceutical Co., Inc.                                 1,500   76,791             0.0%
                  Hitachi Kokusai Electric, Inc.                                     3,200   71,769             0.0%
                  Hitachi Maxell, Ltd.                                               5,100  100,783             0.0%
                  Hitachi Zosen Corp.                                               24,700  143,447             0.0%
                  Hochiki Corp.                                                      2,000   25,782             0.0%
                  Hodogaya Chemical Co., Ltd.                                          700   21,697             0.0%
                  Hogy Medical Co., Ltd.                                             1,100   70,648             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Hokkaido Electric Power Co., Inc.                                  17,200 $  124,861             0.0%
                  Hokkaido Gas Co., Ltd.                                             10,000     24,310             0.0%
                  Hokkan Holdings, Ltd.                                               5,000     22,935             0.0%
                  Hokko Chemical Industry Co., Ltd.                                   6,000     25,727             0.0%
                  Hokkoku Bank, Ltd. (The)                                           33,000    123,793             0.0%
                  Hokuetsu Bank, Ltd. (The)                                           2,300     56,384             0.0%
                  Hokuetsu Industries Co., Ltd.                                       1,600     13,980             0.0%
                  Hokuetsu Kishu Paper Co., Ltd.                                     21,700    151,320             0.0%
                  Hokuhoku Financial Group, Inc.                                     16,200    254,461             0.1%
                  Hokuriku Electric Industry Co., Ltd.                               10,000     11,940             0.0%
#                 Hokuriku Electric Power Co.                                         9,900     91,502             0.0%
                  Hokuto Corp.                                                        1,700     31,899             0.0%
                  Honda Motor Co., Ltd.                                              58,800  1,711,413             0.3%
                  Honeys Holdings Co., Ltd.                                           2,150     21,657             0.0%
                  Hoosiers Holdings                                                   5,200     29,950             0.0%
                  Horiba, Ltd.                                                        2,900    170,974             0.0%
                  Hoshizaki Corp.                                                     1,600    133,492             0.0%
                  Hosiden Corp.                                                       8,900     98,046             0.0%
                  Hosokawa Micron Corp.                                               1,000     36,762             0.0%
                  House Foods Group, Inc.                                             4,400     97,947             0.0%
                  Howa Machinery, Ltd.                                                5,500     36,627             0.0%
                  Hoya Corp.                                                          6,200    296,315             0.1%
                  Hulic Co., Ltd.                                                     5,000     47,154             0.0%
                  Hyakugo Bank, Ltd. (The)                                           32,000    129,257             0.0%
                  Hyakujushi Bank, Ltd. (The)                                        35,000    115,966             0.0%
                  I-Net Corp.                                                         1,430     16,339             0.0%
                  I-O Data Device, Inc.                                               1,100     11,282             0.0%
                  Ibiden Co., Ltd.                                                   17,400    306,285             0.1%
                  IBJ Leasing Co., Ltd.                                               4,200     91,346             0.0%
                  Ichibanya Co., Ltd.                                                   600     19,355             0.0%
#                 Ichigo, Inc.                                                       11,500     33,436             0.0%
                  Ichikoh Industries, Ltd.                                            9,000     46,921             0.0%
                  Ichinen Holdings Co., Ltd.                                          1,300     13,826             0.0%
                  Ichiyoshi Securities Co., Ltd.                                      4,900     39,053             0.0%
                  Icom, Inc.                                                          1,400     32,026             0.0%
                  Idec Corp.                                                          2,000     21,998             0.0%
                  Idemitsu Kosan Co., Ltd.                                            7,800    249,381             0.1%
#                 IDOM, Inc.                                                         11,600     60,853             0.0%
*                 Ihara Chemical Industry Co., Ltd.                                   3,000     27,168             0.0%
*                 IHI Corp.                                                         148,000    501,186             0.1%
                  Iida Group Holdings Co., Ltd.                                       7,640    121,673             0.0%
                  Iino Kaiun Kaisha, Ltd.                                            18,800     77,629             0.0%
                  Ikegami Tsushinki Co., Ltd.                                        20,000     26,377             0.0%
                  Imasen Electric Industrial                                          1,900     17,983             0.0%
                  Inaba Denki Sangyo Co., Ltd.                                        3,400    123,643             0.0%
                  Inaba Seisakusho Co., Ltd.                                          1,700     20,783             0.0%
                  Inabata & Co., Ltd.                                                 5,500     67,964             0.0%
                  Inageya Co., Ltd.                                                   1,300     18,648             0.0%
                  Ines Corp.                                                          3,800     35,517             0.0%
                  Infocom Corp.                                                       2,400     42,005             0.0%
                  Infomart Corp.                                                      2,400     14,409             0.0%
                  Information Services International-Dentsu, Ltd.                     1,400     30,746             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Innotech Corp.                                                     2,300 $ 13,346             0.0%
                  Inpex Corp.                                                       26,300  252,018             0.1%
                  Intage Holdings, Inc.                                              2,400   44,983             0.0%
                  Internet Initiative Japan, Inc.                                    4,300   78,658             0.0%
                  Inui Global Logistics Co., Ltd.                                    1,800   14,725             0.0%
                  Iriso Electronics Co., Ltd.                                        1,100   69,609             0.0%
                  Iseki & Co., Ltd.                                                 29,000   59,619             0.0%
                  Isetan Mitsukoshi Holdings, Ltd.                                  15,100  165,001             0.0%
*                 Ishihara Sangyo Kaisha, Ltd.                                       4,400   43,083             0.0%
                  Ito En, Ltd.                                                       4,500  163,174             0.0%
                  ITOCHU Corp.                                                      26,000  367,899             0.1%
                  Itochu Enex Co., Ltd.                                              6,700   55,855             0.0%
                  Itochu Techno-Solutions Corp.                                      4,800  139,752             0.0%
                  Itoham Yonekyu Holdings, Inc.                                     13,000  120,148             0.0%
                  Itoki Corp.                                                        9,400   59,576             0.0%
                  IwaiCosmo Holdings, Inc.                                           1,900   18,227             0.0%
                  Iwaki & Co., Ltd.                                                  6,000   15,944             0.0%
                  Iwasaki Electric Co., Ltd.                                        11,000   16,279             0.0%
                  Iwatani Corp.                                                     28,000  165,099             0.0%
                  Iyo Bank, Ltd. (The)                                              25,800  183,261             0.0%
                  Izumi Co., Ltd.                                                    2,700  135,039             0.0%
                  J Front Retailing Co., Ltd.                                       23,800  343,077             0.1%
#                 J Trust Co., Ltd.                                                  9,500   73,774             0.0%
                  J-Oil Mills, Inc.                                                  1,100   42,718             0.0%
                  Jaccs Co., Ltd.                                                   18,000   77,248             0.0%
                  Jafco Co., Ltd.                                                    5,100  181,662             0.0%
#                 Jamco Corp.                                                          400    9,334             0.0%
#                 Janome Sewing Machine Co., Ltd.                                    2,499   17,415             0.0%
                  Japan Airlines Co., Ltd.                                           1,700   53,688             0.0%
                  Japan Airport Terminal Co., Ltd.                                   1,100   38,210             0.0%
                  Japan Asia Group, Ltd.                                             3,700   12,644             0.0%
#                 Japan Aviation Electronics Industry, Ltd.                         10,000  136,784             0.0%
#*                Japan Display, Inc.                                               53,200  120,261             0.0%
#*                Japan Drilling Co., Ltd.                                           1,500   28,720             0.0%
                  Japan Exchange Group, Inc.                                        18,200  255,196             0.1%
                  Japan Foundation Engineering Co., Ltd.                             6,500   20,225             0.0%
                  Japan Lifeline Co., Ltd.                                           2,200   44,157             0.0%
                  Japan Medical Dynamic Marketing, Inc.                              3,500   24,104             0.0%
                  Japan Petroleum Exploration Co., Ltd.                              3,000   65,592             0.0%
                  Japan Property Management Center Co., Ltd.                         1,700   20,040             0.0%
                  Japan Pulp & Paper Co., Ltd.                                      19,000   66,006             0.0%
                  Japan Radio Co., Ltd.                                              1,200   15,538             0.0%
                  Japan Securities Finance Co., Ltd.                                12,100   63,667             0.0%
                  Japan Steel Works, Ltd. (The)                                      9,700  155,726             0.0%
                  Japan Transcity Corp.                                             10,000   42,253             0.0%
                  Japan Wool Textile Co., Ltd. (The)                                 8,700   68,237             0.0%
                  Jastec Co., Ltd.                                                   1,400   15,501             0.0%
                  JBCC Holdings, Inc.                                                1,700   12,355             0.0%
                  JCU Corp.                                                            800   23,882             0.0%
                  Jeol, Ltd.                                                         9,000   44,308             0.0%
                  JFE Holdings, Inc.                                                24,000  409,358             0.1%
                  JGC Corp.                                                         12,200  213,037             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Jimoto Holdings, Inc.                                              24,800 $   44,075             0.0%
                  JINS, Inc.                                                            600     32,289             0.0%
                  JMS Co., Ltd.                                                       2,000      5,937             0.0%
                  Joban Kosan Co., Ltd.                                               1,700     26,664             0.0%
                  Joshin Denki Co., Ltd.                                              4,000     42,602             0.0%
                  Joyful Honda Co., Ltd.                                              1,200     39,701             0.0%
#                 JP-Holdings, Inc.                                                   7,900     21,556             0.0%
                  JSP Corp.                                                           1,200     27,992             0.0%
                  JSR Corp.                                                          17,600    321,650             0.1%
                  JTEKT Corp.                                                        22,700    358,069             0.1%
                  Juki Corp.                                                          3,500     40,219             0.0%
                  Juroku Bank, Ltd. (The)                                            43,000    136,623             0.0%
                  Justsystems Corp.                                                   1,200     14,404             0.0%
                  JVC Kenwood Corp.                                                  14,000     37,318             0.0%
                  JXTG Holdings, Inc.                                               207,850    937,826             0.2%
                  K&O Energy Group, Inc.                                              1,700     26,385             0.0%
#                 K's Holdings Corp.                                                  7,800    150,045             0.0%
                  kabu.com Securities Co., Ltd.                                      20,200     63,829             0.0%
*                 Kadokawa Dwango                                                     7,685    106,278             0.0%
                  Kaga Electronics Co., Ltd.                                          2,300     42,560             0.0%
                  Kagome Co., Ltd.                                                    2,600     70,841             0.0%
                  Kajima Corp.                                                       54,000    366,672             0.1%
#                 Kakaku.com, Inc.                                                    9,900    142,871             0.0%
                  Kakiyasu Honten Co., Ltd.                                           1,100     18,936             0.0%
                  Kameda Seika Co., Ltd.                                              1,100     50,016             0.0%
                  Kamei Corp.                                                         3,900     42,976             0.0%
                  Kamigumi Co., Ltd.                                                 25,000    227,179             0.1%
                  Kanaden Corp.                                                       4,800     46,497             0.0%
                  Kanagawa Chuo Kotsu Co., Ltd.                                       3,000     19,218             0.0%
                  Kanamoto Co., Ltd.                                                  4,300    116,587             0.0%
                  Kandenko Co., Ltd.                                                 11,000    109,343             0.0%
                  Kaneka Corp.                                                       31,000    244,430             0.1%
                  Kanematsu Corp.                                                    58,000    118,182             0.0%
                  Kanematsu Electronics, Ltd.                                         1,200     32,257             0.0%
                  Kansai Electric Power Co., Inc. (The)                              14,900    201,361             0.1%
                  Kansai Paint Co., Ltd.                                              7,500    166,022             0.0%
#                 Kansai Super Market, Ltd.                                           1,300     18,305             0.0%
                  Kansai Urban Banking Corp.                                          2,600     32,395             0.0%
#                 Kanto Denka Kogyo Co., Ltd.                                         8,000     70,353             0.0%
                  Kao Corp.                                                           7,800    430,432             0.1%
                  Kasai Kogyo Co., Ltd.                                               2,300     28,561             0.0%
                  Katakura Industries Co., Ltd.                                       3,700     45,412             0.0%
                  Kato Sangyo Co., Ltd.                                               2,700     66,221             0.0%
                  Kato Works Co., Ltd.                                                1,200     31,193             0.0%
                  KAWADA TECHNOLOGIES, Inc.                                             700     45,313             0.0%
                  Kawai Musical Instruments Manufacturing Co., Ltd.                   1,100     23,036             0.0%
                  Kawasaki Heavy Industries, Ltd.                                   143,000    432,948             0.1%
                  Kawasumi Laboratories, Inc.                                         3,000     19,073             0.0%
                  KDDI Corp.                                                         45,800  1,214,343             0.2%
                  Keihan Holdings Co., Ltd.                                          40,000    251,644             0.1%
                  Keihanshin Building Co., Ltd.                                       6,900     39,495             0.0%
                  Keihin Corp.                                                        6,500    102,277             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Keikyu Corp.                                                      11,000 $126,268             0.0%
                  Keio Corp.                                                        13,000  104,110             0.0%
                  Keisei Electric Railway Co., Ltd.                                  5,000  118,996             0.0%
                  Keiyo Bank, Ltd. (The)                                            30,000  130,677             0.0%
                  Keiyo Co., Ltd.                                                    2,800   16,653             0.0%
#                 Kenko Mayonnaise Co., Ltd.                                         1,900   48,003             0.0%
                  Kewpie Corp.                                                       6,900  175,571             0.0%
                  Key Coffee, Inc.                                                   1,600   31,659             0.0%
                  Keyence Corp.                                                        600  241,208             0.1%
#                 KFC Holdings Japan, Ltd.                                           1,000   17,459             0.0%
#                 Kikkoman Corp.                                                     3,000   92,327             0.0%
                  Kimoto Co., Ltd.                                                   4,300    8,406             0.0%
                  Kimura Unity Co., Ltd.                                             1,200   12,294             0.0%
                  Kinden Corp.                                                      12,500  189,113             0.0%
#*                Kinki Sharyo Co., Ltd. (The)                                         500   11,091             0.0%
*                 Kintetsu Department Store Co., Ltd.                                3,000    9,418             0.0%
                  Kintetsu Group Holdings Co., Ltd.                                 40,000  146,072             0.0%
                  Kintetsu World Express, Inc.                                       5,300   82,162             0.0%
                  Kissei Pharmaceutical Co., Ltd.                                    4,300  112,208             0.0%
                  Kita-Nippon Bank, Ltd. (The)                                       1,200   34,635             0.0%
                  Kitagawa Iron Works Co., Ltd.                                        900   17,383             0.0%
                  Kitano Construction Corp.                                          4,000   10,829             0.0%
#                 Kito Corp.                                                         1,600   16,697             0.0%
                  Kitz Corp.                                                        10,900   76,325             0.0%
                  Kiyo Bank, Ltd. (The)                                              8,900  139,028             0.0%
#*                KLab, Inc.                                                         3,600   26,242             0.0%
*                 KNT-CT Holdings Co., Ltd.                                         13,000   16,452             0.0%
                  Koa Corp.                                                          2,600   44,069             0.0%
                  Koatsu Gas Kogyo Co., Ltd.                                         3,200   21,228             0.0%
                  Kobayashi Pharmaceutical Co., Ltd.                                 1,400   73,442             0.0%
                  Kobe Bussan Co., Ltd.                                              1,100   40,494             0.0%
*                 Kobe Electric Railway Co., Ltd.                                    3,000   10,254             0.0%
#*                Kobe Steel, Ltd.                                                  33,900  301,169             0.1%
                  Kohnan Shoji Co., Ltd.                                             1,000   19,297             0.0%
                  Kohsoku Corp.                                                      1,700   16,794             0.0%
                  Koito Manufacturing Co., Ltd.                                      4,000  206,692             0.1%
                  Kokuyo Co., Ltd.                                                  12,400  161,030             0.0%
                  KOMAIHALTEC, Inc.                                                    500    9,376             0.0%
                  Komatsu Seiren Co., Ltd.                                           2,900   18,175             0.0%
                  Komatsu Wall Industry Co., Ltd.                                    1,400   25,678             0.0%
                  Komeri Co., Ltd.                                                   4,200  103,111             0.0%
                  Komori Corp.                                                       6,800   89,870             0.0%
                  Konaka Co., Ltd.                                                   1,800    9,623             0.0%
                  Konami Holdings Corp.                                              2,700  112,394             0.0%
                  Kondotec, Inc.                                                     3,600   29,724             0.0%
                  Konica Minolta, Inc.                                              35,800  316,924             0.1%
                  Konishi Co., Ltd.                                                  2,600   33,201             0.0%
                  Konoike Transport Co., Ltd.                                        3,500   47,577             0.0%
                  Kose Corp.                                                         1,100  104,505             0.0%
#                 Kosei Securities Co., Ltd. (The)                                  26,000   37,805             0.0%
#                 Kotobuki Spirits Co., Ltd.                                         2,000   53,875             0.0%
                  Krosaki Harima Corp.                                              11,000   42,736             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  KRS Corp.                                                            700 $ 15,818             0.0%
#                 KU Holdings Co., Ltd.                                              3,800   32,196             0.0%
                  Kubota Corp.                                                      20,100  316,631             0.1%
                  Kumagai Gumi Co., Ltd.                                            59,000  158,730             0.0%
#                 Kumiai Chemical Industry Co., Ltd.                                 5,900   34,045             0.0%
#                 Kura Corp.                                                         1,000   41,169             0.0%
                  Kurabo Industries, Ltd.                                           23,000   51,350             0.0%
                  Kuraray Co., Ltd.                                                 31,000  500,313             0.1%
                  Kureha Corp.                                                       1,900   84,215             0.0%
                  Kurimoto, Ltd.                                                     1,300   25,641             0.0%
                  Kurita Water Industries, Ltd.                                     11,700  302,127             0.1%
                  Kuriyama Holdings Corp.                                            1,000   14,880             0.0%
                  Kuroda Electric Co., Ltd.                                          4,600   95,965             0.0%
                  Kusuri no Aoki Holdings Co., Ltd.                                    600   25,920             0.0%
                  KYB Corp.                                                         29,000  143,244             0.0%
                  Kyocera Corp.                                                      8,100  458,744             0.1%
                  Kyodo Printing Co., Ltd.                                           9,000   29,813             0.0%
                  Kyoei Steel, Ltd.                                                  4,700   75,993             0.0%
                  Kyokuto Boeki Kaisha, Ltd.                                        10,000   22,069             0.0%
                  Kyokuto Kaihatsu Kogyo Co., Ltd.                                   4,100   67,675             0.0%
                  Kyokuto Securities Co., Ltd.                                       2,200   32,799             0.0%
#                 Kyokuyo Co., Ltd.                                                  1,000   26,327             0.0%
                  KYORIN Holdings, Inc.                                              4,400   92,177             0.0%
                  Kyoritsu Maintenance Co., Ltd.                                     4,480  130,903             0.0%
                  Kyosan Electric Manufacturing Co., Ltd.                            6,000   24,433             0.0%
                  Kyowa Electronics Instruments Co., Ltd.                            5,000   20,954             0.0%
                  Kyowa Exeo Corp.                                                   9,800  148,067             0.0%
                  Kyowa Hakko Kirin Co., Ltd.                                       11,300  194,145             0.1%
                  Kyowa Leather Cloth Co., Ltd.                                      1,700   13,490             0.0%
                  Kyudenko Corp.                                                     6,000  171,935             0.0%
#                 Kyushu Electric Power Co., Inc.                                   10,000  107,869             0.0%
                  Kyushu Financial Group, Inc.                                      34,650  216,047             0.1%
*                 Laox Co., Ltd.                                                     4,600   22,050             0.0%
                  Lasertec Corp.                                                     5,800   75,559             0.0%
                  Lawson, Inc.                                                         600   39,809             0.0%
                  Leopalace21 Corp.                                                 35,400  188,164             0.0%
                  Life Corp.                                                         1,100   29,268             0.0%
#                 Lifull Co., Ltd.                                                   6,400   44,917             0.0%
                  Linical Co., Ltd.                                                  1,100   13,679             0.0%
                  Lintec Corp.                                                       5,200  114,653             0.0%
                  Lion Corp.                                                         6,000  108,420             0.0%
                  LIXIL Group Corp.                                                 13,100  327,406             0.1%
                  Look, Inc.                                                        13,000   23,921             0.0%
                  M3, Inc.                                                           6,600  168,723             0.0%
                  Mabuchi Motor Co., Ltd.                                            1,100   62,096             0.0%
                  Macnica Fuji Electronics Holdings, Inc.                            4,550   64,614             0.0%
                  Maeda Corp.                                                       16,000  147,139             0.0%
                  Maeda Kosen Co., Ltd.                                              2,000   26,282             0.0%
                  Maeda Road Construction Co., Ltd.                                  8,000  147,516             0.0%
                  Maezawa Kasei Industries Co., Ltd.                                 2,300   24,446             0.0%
                  Maezawa Kyuso Industries Co., Ltd.                                 1,400   19,578             0.0%
                  Makino Milling Machine Co., Ltd.                                  13,000  115,815             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Mandom Corp.                                                       1,000 $ 47,467             0.0%
                  Mani, Inc.                                                         1,200   31,042             0.0%
                  Marubeni Corp.                                                    76,400  470,909             0.1%
#                 Marubun Corp.                                                      1,500    9,409             0.0%
                  Marudai Food Co., Ltd.                                            15,000   68,672             0.0%
#                 Maruha Nichiro Corp.                                               6,500  185,913             0.0%
                  Marui Group Co., Ltd.                                             14,100  193,105             0.0%
                  Maruichi Steel Tube, Ltd.                                          4,500  127,607             0.0%
#                 Marusan Securities Co., Ltd.                                       3,500   27,523             0.0%
                  Maruwa Co., Ltd.                                                   1,000   35,712             0.0%
#                 Maruwa Unyu Kikan Co., Ltd.                                          700   16,396             0.0%
                  Maruyama Manufacturing Co., Inc.                                     600    9,604             0.0%
                  Maruzen Showa Unyu Co., Ltd.                                       6,000   23,630             0.0%
#                 Marvelous, Inc.                                                    1,500   12,452             0.0%
                  Matsuda Sangyo Co., Ltd.                                           2,300   30,810             0.0%
                  Matsui Construction Co., Ltd.                                      3,000   25,804             0.0%
                  Matsui Securities Co., Ltd.                                        3,700   30,161             0.0%
                  Matsumotokiyoshi Holdings Co., Ltd.                                3,300  165,505             0.0%
                  Matsuya Foods Co., Ltd.                                            1,200   45,364             0.0%
                  Max Co., Ltd.                                                      3,000   43,889             0.0%
                  Maxvalu Nishinihon Co., Ltd.                                         900   13,163             0.0%
                  Maxvalu Tokai Co., Ltd.                                            1,100   18,851             0.0%
                  Mazda Motor Corp.                                                 50,100  740,091             0.1%
                  McDonald's Holdings Co. Japan, Ltd.                                1,500   46,231             0.0%
                  MCJ Co., Ltd.                                                      6,900   79,576             0.0%
                  Mebuki Financial Group, Inc.                                      69,550  272,903             0.1%
#                 MEC Co., Ltd.                                                      2,200   23,608             0.0%
                  Medical System Network Co., Ltd.                                   1,400    6,092             0.0%
                  Medipal Holdings Corp.                                            12,400  205,443             0.1%
#*                Megachips Corp.                                                    1,600   42,177             0.0%
                  Megmilk Snow Brand Co., Ltd.                                       6,500  193,984             0.1%
                  Meidensha Corp.                                                   27,000   98,718             0.0%
                  Meiji Electric Industries Co., Ltd.                                1,500   16,894             0.0%
                  MEIJI Holdings Co., Ltd.                                           1,600  136,008             0.0%
*                 Meiko Electronics Co., Ltd.                                        1,500   11,609             0.0%
                  Meiko Network Japan Co., Ltd.                                      1,300   16,943             0.0%
                  Meisei Industrial Co., Ltd.                                        4,000   22,747             0.0%
                  Meitec Corp.                                                       3,000  129,670             0.0%
                  Meito Sangyo Co., Ltd.                                             1,100   14,758             0.0%
                  Meiwa Corp.                                                        3,500   13,003             0.0%
                  Meiwa Estate Co., Ltd.                                             4,900   31,568             0.0%
                  Melco Holdings, Inc.                                               2,100   59,447             0.0%
                  Menicon Co., Ltd.                                                  1,300   40,540             0.0%
                  METAWATER Co., Ltd.                                                1,000   26,093             0.0%
#                 Michinoku Bank, Ltd. (The)                                        12,000   20,163             0.0%
#                 Micronics Japan Co., Ltd.                                          3,400   29,547             0.0%
                  Mie Bank, Ltd. (The)                                               1,200   25,021             0.0%
                  Mie Kotsu Group Holdings, Inc.                                     4,800   16,150             0.0%
                  Milbon Co., Ltd.                                                     540   26,116             0.0%
                  Mimasu Semiconductor Industry Co., Ltd.                            2,400   37,175             0.0%
                  Minato Bank, Ltd. (The)                                            2,600   49,327             0.0%
                  Minebea Mitsumi, Inc.                                             38,790  561,171             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Ministop Co., Ltd.                                                  1,400 $   26,760             0.0%
                  Miraca Holdings, Inc.                                               6,700    308,911             0.1%
                  Mirait Holdings Corp.                                               7,400     76,911             0.0%
                  Miroku Jyoho Service Co., Ltd.                                      1,200     22,744             0.0%
                  Misawa Homes Co., Ltd.                                              3,600     33,282             0.0%
                  MISUMI Group, Inc.                                                  7,600    143,982             0.0%
                  Mitani Corp.                                                        2,000     62,375             0.0%
                  Mito Securities Co., Ltd.                                           8,300     21,911             0.0%
                  Mitsuba Corp.                                                       5,200     98,508             0.0%
                  Mitsubishi Corp.                                                   41,600    897,731             0.2%
                  Mitsubishi Electric Corp.                                          55,000    767,603             0.1%
                  Mitsubishi Estate Co., Ltd.                                        15,000    287,217             0.1%
                  Mitsubishi Gas Chemical Co., Inc.                                  15,500    331,439             0.1%
                  Mitsubishi Heavy Industries, Ltd.                                 156,000    625,071             0.1%
                  Mitsubishi Kakoki Kaisha, Ltd.                                     11,000     21,317             0.0%
                  Mitsubishi Logistics Corp.                                          9,000    116,438             0.0%
                  Mitsubishi Materials Corp.                                         13,000    387,098             0.1%
                  Mitsubishi Nichiyu Forklift Co., Ltd.                               4,400     26,904             0.0%
*                 Mitsubishi Paper Mills, Ltd.                                        3,200     22,034             0.0%
                  Mitsubishi Pencil Co., Ltd.                                         1,000     55,441             0.0%
#                 Mitsubishi Research Institute, Inc.                                   500     14,486             0.0%
                  Mitsubishi Steel Manufacturing Co., Ltd.                           29,000     60,644             0.0%
                  Mitsubishi UFJ Financial Group, Inc.                              365,500  2,316,025             0.4%
                  Mitsubishi UFJ Lease & Finance Co., Ltd.                           51,100    267,042             0.1%
                  Mitsuboshi Belting, Ltd.                                            7,000     67,089             0.0%
                  Mitsui Chemicals, Inc.                                            104,000    532,136             0.1%
                  Mitsui Engineering & Shipbuilding Co., Ltd.                        88,000    135,090             0.0%
                  Mitsui Fudosan Co., Ltd.                                           15,000    330,034             0.1%
                  Mitsui High-Tec, Inc.                                               2,700     25,590             0.0%
                  Mitsui Home Co., Ltd.                                               3,000     18,152             0.0%
                  Mitsui Matsushima Co., Ltd.                                         2,800     35,705             0.0%
                  Mitsui Mining & Smelting Co., Ltd.                                101,000    340,789             0.1%
                  Mitsui OSK Lines, Ltd.                                            105,000    321,469             0.1%
                  Mitsui Sugar Co., Ltd.                                              1,800     44,378             0.0%
                  Mitsui-Soko Holdings Co., Ltd.                                     12,000     35,322             0.0%
                  Mitsuuroko Group Holdings Co., Ltd.                                 5,100     32,211             0.0%
#                 Miyaji Engineering Group, Inc.                                     15,000     28,890             0.0%
                  Miyazaki Bank, Ltd. (The)                                          21,000     64,520             0.0%
                  Miyoshi Oil & Fat Co., Ltd.                                         7,000      8,664             0.0%
                  Mizuho Financial Group, Inc.                                      673,299  1,230,743             0.2%
                  Mizuno Corp.                                                       13,000     67,215             0.0%
                  Modec, Inc.                                                         2,100     44,206             0.0%
                  Monex Group, Inc.                                                  26,800     67,106             0.0%
                  Monogatari Corp. (The)                                                600     26,971             0.0%
#                 MonotaRO Co., Ltd.                                                  3,400    110,658             0.0%
                  MORESCO Corp.                                                       1,700     28,459             0.0%
                  Morinaga & Co., Ltd.                                                3,000    141,767             0.0%
                  Morinaga Milk Industry Co., Ltd.                                   28,000    221,343             0.1%
                  Morita Holdings Corp.                                               2,000     29,236             0.0%
#                 Morito Co., Ltd.                                                    3,500     28,448             0.0%
                  Mr Max Corp.                                                        3,800     15,877             0.0%
                  MS&AD Insurance Group Holdings, Inc.                               16,000    521,665             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
JAPAN -- (Continued)
                  MTI, Ltd.                                                           5,800 $ 33,064             0.0%
                  Murata Manufacturing Co., Ltd.                                      3,300  443,274             0.1%
                  Musashi Seimitsu Industry Co., Ltd.                                 3,900   95,795             0.0%
                  Musashino Bank, Ltd. (The)                                          4,400  128,031             0.0%
#                 Mutoh Holdings Co., Ltd.                                            2,000    4,215             0.0%
                  Nabtesco Corp.                                                     11,200  317,524             0.1%
#                 NAC Co., Ltd.                                                       1,500   12,782             0.0%
#                 Nachi-Fujikoshi Corp.                                              26,000  138,637             0.0%
                  Nafco Co., Ltd.                                                     1,700   27,043             0.0%
#                 Nagano Bank, Ltd. (The)                                             1,000   17,860             0.0%
                  Nagase & Co., Ltd.                                                 14,900  216,063             0.1%
                  Nagatanien Holdings Co., Ltd.                                       3,000   38,047             0.0%
                  Nagawa Co., Ltd.                                                      500   17,418             0.0%
                  Nagoya Railroad Co., Ltd.                                          30,000  137,816             0.0%
                  Nakabayashi Co., Ltd.                                               5,000   11,931             0.0%
                  Nakamuraya Co., Ltd.                                                  200    8,416             0.0%
                  Nakanishi, Inc.                                                     1,300   51,153             0.0%
                  Nakano Corp.                                                        2,100   12,303             0.0%
                  Nakayama Steel Works, Ltd.                                          3,000   18,964             0.0%
                  Namura Shipbuilding Co., Ltd.                                       7,600   49,101             0.0%
                  Nankai Electric Railway Co., Ltd.                                  32,000  157,371             0.0%
                  Nanto Bank, Ltd. (The)                                              3,600  136,231             0.0%
                  Natori Co., Ltd.                                                      800   13,459             0.0%
                  NDS Co., Ltd.                                                         400   10,265             0.0%
                  NEC Capital Solutions, Ltd.                                         1,200   19,385             0.0%
                  NEC Corp.                                                         235,000  584,323             0.1%
                  NEC Networks & System Integration Corp.                             2,700   56,442             0.0%
                  NET One Systems Co., Ltd.                                           5,800   52,921             0.0%
                  Neturen Co., Ltd.                                                   4,200   34,690             0.0%
                  Nexon Co., Ltd.                                                     3,700   62,972             0.0%
                  NGK Insulators, Ltd.                                               10,500  224,660             0.1%
                  NGK Spark Plug Co., Ltd.                                            8,100  175,668             0.0%
                  NH Foods, Ltd.                                                      8,000  228,024             0.1%
                  NHK Spring Co., Ltd.                                               29,800  332,892             0.1%
                  Nice Holdings, Inc.                                                14,000   19,480             0.0%
                  Nichias Corp.                                                      17,000  173,533             0.0%
                  Nichiban Co., Ltd.                                                  3,000   23,355             0.0%
                  Nichicon Corp.                                                      5,800   55,167             0.0%
                  Nichiden Corp.                                                        400   12,276             0.0%
                  Nichiha Corp.                                                       4,000  125,479             0.0%
                  NichiiGakkan Co., Ltd.                                              3,900   29,571             0.0%
                  Nichirei Corp.                                                     14,900  370,899             0.1%
                  Nichireki Co., Ltd.                                                 4,300   37,172             0.0%
                  Nichirin Co., Ltd.                                                  1,100   20,520             0.0%
                  Nidec Corp.                                                         3,000  275,261             0.1%
                  Nidec Corp. Sponsored ADR                                             776   17,864             0.0%
#                 Nifco, Inc.                                                         4,400  219,721             0.1%
                  Nihon Chouzai Co., Ltd.                                               900   31,543             0.0%
                  Nihon Dempa Kogyo Co., Ltd.                                         3,900   28,214             0.0%
#                 Nihon Eslead Corp.                                                  1,200   15,978             0.0%
                  Nihon House Holdings Co., Ltd.                                      5,000   21,222             0.0%
                  Nihon Kagaku Sangyo Co., Ltd.                                       1,800   22,502             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
JAPAN -- (Continued)
                  Nihon Kohden Corp.                                                  4,000 $ 90,587             0.0%
                  Nihon M&A Center, Inc.                                              3,000  102,459             0.0%
                  Nihon Nohyaku Co., Ltd.                                             5,900   37,860             0.0%
                  Nihon Parkerizing Co., Ltd.                                        10,900  139,918             0.0%
#                 Nihon Plast Co., Ltd.                                               2,600   31,936             0.0%
                  Nihon Tokushu Toryo Co., Ltd.                                       1,400   21,344             0.0%
#                 Nihon Trim Co., Ltd.                                                  700   23,398             0.0%
                  Nihon Unisys, Ltd.                                                  7,900  110,759             0.0%
                  Nihon Yamamura Glass Co., Ltd.                                      7,000   11,753             0.0%
                  Nikkiso Co., Ltd.                                                   8,400   85,781             0.0%
                  Nikko Co., Ltd.                                                     1,000   17,975             0.0%
                  Nikkon Holdings Co., Ltd.                                           7,900  165,181             0.0%
                  Nikon Corp.                                                        18,000  256,957             0.1%
                  Nintendo Co., Ltd.                                                    700  177,146             0.0%
                  Nippi, Inc.                                                         2,000   15,120             0.0%
                  Nippo Corp.                                                         7,000  134,863             0.0%
                  Nippon Beet Sugar Manufacturing Co., Ltd.                           2,000   41,789             0.0%
                  Nippon Carbide Industries Co., Inc.                                 9,000   13,233             0.0%
#                 Nippon Carbon Co., Ltd.                                            18,000   50,683             0.0%
                  Nippon Chemi-Con Corp.                                             11,000   37,324             0.0%
                  Nippon Chemical Industrial Co., Ltd.                               18,000   36,829             0.0%
                  Nippon Chemiphar Co., Ltd.                                            500   23,057             0.0%
                  Nippon Coke & Engineering Co., Ltd.                                19,000   16,867             0.0%
                  Nippon Concrete Industries Co., Ltd.                                5,000   15,689             0.0%
                  Nippon Denko Co., Ltd.                                             14,800   45,151             0.0%
                  Nippon Densetsu Kogyo Co., Ltd.                                     3,900   77,088             0.0%
                  Nippon Electric Glass Co., Ltd.                                    40,000  248,094             0.1%
                  Nippon Express Co., Ltd.                                           44,000  241,537             0.1%
                  Nippon Fine Chemical Co., Ltd.                                      1,500   12,683             0.0%
                  Nippon Flour Mills Co., Ltd.                                        8,400  126,017             0.0%
                  Nippon Gas Co., Ltd.                                                4,800  137,939             0.0%
                  Nippon Hume Corp.                                                   4,000   24,385             0.0%
                  Nippon Koei Co., Ltd.                                               1,400   37,502             0.0%
                  Nippon Light Metal Holdings Co., Ltd.                             101,300  226,332             0.1%
                  Nippon Paint Holdings Co., Ltd.                                     6,300  241,658             0.1%
                  Nippon Paper Industries Co., Ltd.                                  13,800  260,902             0.1%
                  Nippon Parking Development Co., Ltd.                               20,100   25,971             0.0%
                  Nippon Pillar Packing Co., Ltd.                                     2,900   40,656             0.0%
                  Nippon Piston Ring Co., Ltd.                                          500   10,704             0.0%
                  Nippon Road Co., Ltd. (The)                                        11,000   49,347             0.0%
                  Nippon Seiki Co., Ltd.                                              5,000  104,201             0.0%
                  Nippon Seisen Co., Ltd.                                             5,000   30,542             0.0%
#*                Nippon Sharyo, Ltd.                                                 5,000   13,235             0.0%
#*                Nippon Sheet Glass Co., Ltd.                                        6,500   50,571             0.0%
                  Nippon Shinyaku Co., Ltd.                                           1,600   85,086             0.0%
                  Nippon Shokubai Co., Ltd.                                           3,000  201,524             0.1%
                  Nippon Signal Co., Ltd.                                             6,700   64,222             0.0%
                  Nippon Soda Co., Ltd.                                              16,000   86,698             0.0%
                  Nippon Steel & Sumikin Bussan Corp.                                 2,100   86,420             0.0%
                  Nippon Steel & Sumitomo Metal Corp.                                27,240  613,459             0.1%
                  Nippon Suisan Kaisha, Ltd.                                         49,400  238,481             0.1%
                  Nippon Systemware Co., Ltd.                                         1,400   19,697             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
JAPAN -- (Continued)
                  Nippon Telegraph & Telephone Corp.                                  7,100 $304,275             0.1%
                  Nippon Thompson Co., Ltd.                                           7,000   38,162             0.0%
                  Nippon Valqua Industries, Ltd.                                      1,600   27,315             0.0%
                  Nippon Yakin Kogyo Co., Ltd.                                        8,600   15,503             0.0%
*                 Nippon Yusen K.K.                                                 193,000  388,038             0.1%
                  Nishi-Nippon Financial Holdings, Inc.                              13,600  129,682             0.0%
                  Nishi-Nippon Railroad Co., Ltd.                                    27,000  114,212             0.0%
                  Nishikawa Rubber Co., Ltd.                                            400    6,369             0.0%
                  Nishimatsu Construction Co., Ltd.                                  38,000  193,290             0.1%
                  Nishimatsuya Chain Co., Ltd.                                        4,100   43,501             0.0%
                  Nishio Rent All Co., Ltd.                                           2,200   66,535             0.0%
                  Nissan Shatai Co., Ltd.                                             9,000   84,742             0.0%
                  Nissei ASB Machine Co., Ltd.                                        1,500   38,553             0.0%
                  Nissei Build Kogyo Co., Ltd.                                        8,000   39,656             0.0%
                  Nissei Plastic Industrial Co., Ltd.                                 2,700   25,727             0.0%
                  Nissha Printing Co., Ltd.                                           2,900   72,149             0.0%
                  Nisshin Fudosan Co.                                                 6,400   36,198             0.0%
                  Nisshin Oillio Group, Ltd. (The)                                   17,000  100,603             0.0%
                  Nisshin Seifun Group, Inc.                                         11,240  172,699             0.0%
                  Nisshin Steel Co., Ltd.                                             6,300   76,942             0.0%
                  Nisshinbo Holdings, Inc.                                           18,700  191,154             0.0%
                  Nissin Corp.                                                       10,000   33,684             0.0%
                  Nissin Electric Co., Ltd.                                           9,100  107,571             0.0%
                  Nissin Foods Holdings Co., Ltd.                                     1,100   62,988             0.0%
                  Nissin Kogyo Co., Ltd.                                              5,300   91,138             0.0%
                  Nissin Sugar Co., Ltd.                                              2,000   33,594             0.0%
                  Nissui Pharmaceutical Co., Ltd.                                     1,400   17,548             0.0%
                  Nitori Holdings Co., Ltd.                                           1,300  169,146             0.0%
                  Nitta Corp.                                                         1,700   48,052             0.0%
                  Nitta Gelatin, Inc.                                                 3,200   21,158             0.0%
                  Nittetsu Mining Co., Ltd.                                             600   31,979             0.0%
                  Nitto Boseki Co., Ltd.                                             14,000   70,743             0.0%
                  Nitto Denko Corp.                                                   1,900  143,071             0.0%
#                 Nitto FC Co., Ltd.                                                  3,400   27,487             0.0%
                  Nitto Kogyo Corp.                                                   4,300   61,967             0.0%
                  Nitto Kohki Co., Ltd.                                               1,300   30,314             0.0%
                  Nitto Seiko Co., Ltd.                                               3,000   12,329             0.0%
                  Nittoc Construction Co., Ltd.                                       6,700   26,938             0.0%
                  Nittoku Engineering Co., Ltd.                                       3,400   76,713             0.0%
                  Noda Corp.                                                          2,000   15,741             0.0%
                  NOF Corp.                                                          18,000  202,831             0.1%
                  Nohmi Bosai, Ltd.                                                   2,600   36,098             0.0%
                  Nojima Corp.                                                        3,300   49,231             0.0%
                  NOK Corp.                                                          11,800  281,257             0.1%
                  Nomura Co., Ltd.                                                    2,100   40,168             0.0%
                  Nomura Holdings, Inc.                                              85,100  511,419             0.1%
                  Nomura Real Estate Holdings, Inc.                                  11,600  196,205             0.1%
                  Nomura Research Institute, Ltd.                                     3,663  127,549             0.0%
                  Noritake Co., Ltd.                                                  1,900   50,976             0.0%
                  Noritsu Koki Co., Ltd.                                              1,700   13,072             0.0%
                  Noritz Corp.                                                        3,600   70,013             0.0%
                  North Pacific Bank, Ltd.                                           41,400  157,875             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
JAPAN -- (Continued)
                  NS Solutions Corp.                                                 5,400 $  118,320             0.0%
                  NS United Kaiun Kaisha, Ltd.                                      11,000     23,495             0.0%
                  NSD Co., Ltd.                                                      1,900     30,972             0.0%
                  NSK, Ltd.                                                         31,300    428,029             0.1%
                  NTN Corp.                                                         70,000    356,807             0.1%
                  NTT Data Corp.                                                     3,100    143,947             0.0%
                  NTT DOCOMO, Inc.                                                  38,100    921,908             0.2%
                  NTT Urban Development Corp.                                        5,400     48,735             0.0%
#                 Nuflare Technology, Inc.                                             500     26,522             0.0%
#                 OAK Capital Corp.                                                 10,800     16,385             0.0%
                  Obara Group, Inc.                                                  1,100     50,244             0.0%
                  Obayashi Corp.                                                    56,500    548,552             0.1%
                  Obayashi Road Corp.                                                5,000     30,432             0.0%
                  Obic Co., Ltd.                                                     1,300     70,233             0.0%
#                 Odakyu Electric Railway Co., Ltd.                                  6,899    133,929             0.0%
                  Odelic Co., Ltd.                                                     700     24,546             0.0%
                  Ogaki Kyoritsu Bank, Ltd. (The)                                   47,000    137,230             0.0%
                  Ohara, Inc.                                                        2,500     23,525             0.0%
                  Ohashi Technica, Inc.                                              1,900     23,509             0.0%
                  Ohsho Food Service Corp.                                           1,300     48,473             0.0%
                  Oiles Corp.                                                        1,740     31,620             0.0%
                  Oita Bank, Ltd. (The)                                             17,000     65,791             0.0%
                  Oji Holdings Corp.                                                86,000    416,240             0.1%
                  Okabe Co., Ltd.                                                    6,500     58,256             0.0%
                  Okamura Corp.                                                      9,800     86,773             0.0%
                  Okasan Securities Group, Inc.                                     20,000    116,621             0.0%
                  Oki Electric Industry Co., Ltd.                                   13,800    206,213             0.1%
#                 Okinawa Cellular Telephone Co.                                     1,000     32,603             0.0%
                  Okinawa Electric Power Co., Inc. (The)                             2,250     54,894             0.0%
#                 OKK Corp.                                                         18,000     18,746             0.0%
                  OKUMA Corp.                                                       12,000    125,866             0.0%
                  Okumura Corp.                                                     24,000    148,332             0.0%
                  Okura Industrial Co., Ltd.                                         8,000     37,878             0.0%
                  Okuwa Co., Ltd.                                                    2,000     21,133             0.0%
                  Olympus Corp.                                                      4,600    177,366             0.0%
                  Omron Corp.                                                        4,900    205,150             0.1%
                  Ono Pharmaceutical Co., Ltd.                                       2,200     45,379             0.0%
                  Onoken Co., Ltd.                                                   1,700     23,568             0.0%
#                 Onward Holdings Co., Ltd.                                         18,000    133,761             0.0%
                  Open House Co., Ltd.                                               3,300     80,948             0.0%
                  Optex Group Co., Ltd.                                              1,500     41,580             0.0%
                  Oracle Corp. Japan                                                 1,300     74,899             0.0%
                  Organo Corp.                                                       5,000     22,928             0.0%
#                 Orient Corp.                                                      30,400     54,260             0.0%
                  Oriental Land Co., Ltd.                                            2,900    166,560             0.0%
                  Origin Electric Co., Ltd.                                          7,000     19,768             0.0%
#                 ORIX Corp.                                                        67,800  1,036,169             0.2%
                  Osaka Gas Co., Ltd.                                               44,000    164,702             0.0%
                  Osaka Organic Chemical Industry, Ltd.                              1,400     16,178             0.0%
                  Osaka Soda Co., Ltd.                                               9,000     40,852             0.0%
                  Osaka Steel Co., Ltd.                                              2,600     49,212             0.0%
                  Osaki Electric Co., Ltd.                                           5,000     40,588             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
JAPAN -- (Continued)
#                 OSG Corp.                                                          13,600 $280,181             0.1%
                  OSJB Holdings Corp.                                                15,200   35,873             0.0%
                  Otsuka Corp.                                                        1,400   74,991             0.0%
                  Otsuka Holdings Co., Ltd.                                           2,800  128,965             0.0%
                  Otsuka Kagu, Ltd.                                                   1,700   13,722             0.0%
#                 Outsourcing, Inc.                                                     600   23,016             0.0%
                  Oyo Corp.                                                           2,200   27,921             0.0%
                  Pacific Industrial Co., Ltd.                                        6,100   85,772             0.0%
*                 Pacific Metals Co., Ltd.                                           16,000   51,970             0.0%
                  Pack Corp. (The)                                                    1,000   28,189             0.0%
                  PAL GROUP Holdings Co., Ltd.                                        1,600   42,547             0.0%
                  PALTAC Corp.                                                        4,300  126,925             0.0%
#                 PanaHome Corp.                                                      9,000   99,990             0.0%
                  Paramount Bed Holdings Co., Ltd.                                    1,300   54,569             0.0%
                  Parco Co., Ltd.                                                     2,500   26,008             0.0%
                  Paris Miki Holdings, Inc.                                           3,400   14,204             0.0%
                  Park24 Co., Ltd.                                                    4,100  105,788             0.0%
                  Pasco Corp.                                                         4,000   12,847             0.0%
#                 Pasona Group, Inc.                                                  4,200   31,215             0.0%
#                 PC Depot Corp.                                                      3,900   19,649             0.0%
                  Pegasus Sewing Machine Manufacturing Co., Ltd.                      3,800   29,334             0.0%
                  Penta-Ocean Construction Co., Ltd.                                 48,800  247,226             0.1%
#*                PeptiDream, Inc.                                                      600   35,921             0.0%
                  Pigeon Corp.                                                        6,800  210,840             0.1%
                  Pilot Corp.                                                         2,700  109,763             0.0%
                  Piolax, Inc.                                                        3,300   75,887             0.0%
*                 Pioneer Corp.                                                      50,400   90,971             0.0%
                  Plenus Co., Ltd.                                                    1,900   39,780             0.0%
                  Pocket Card Co., Ltd.                                               5,900   36,368             0.0%
                  Pola Orbis Holdings, Inc.                                           2,400   55,423             0.0%
                  Poletowin Pitcrew Holdings, Inc.                                    1,300   16,341             0.0%
                  Press Kogyo Co., Ltd.                                              13,900   67,456             0.0%
                  Pressance Corp.                                                     5,600   64,769             0.0%
                  Prestige International, Inc.                                        3,600   32,322             0.0%
                  Prima Meat Packers, Ltd.                                           21,000   96,770             0.0%
                  Proto Corp.                                                           800   10,481             0.0%
                  PS Mitsubishi Construction Co., Ltd.                                3,500   13,345             0.0%
                  Punch Industry Co., Ltd.                                            1,300   12,759             0.0%
                  Qol Co., Ltd.                                                       4,000   54,593             0.0%
                  Raito Kogyo Co., Ltd.                                               5,100   50,693             0.0%
                  Rakuten, Inc.                                                       8,400   86,050             0.0%
*                 Rasa Industries, Ltd.                                              11,000   13,615             0.0%
                  Recruit Holdings Co., Ltd.                                          4,800  242,603             0.1%
                  Relo Group, Inc.                                                    6,000   98,447             0.0%
                  Renaissance, Inc.                                                   2,600   43,030             0.0%
                  Renesas Easton Co., Ltd.                                            4,100   21,300             0.0%
                  Rengo Co., Ltd.                                                    26,000  157,220             0.0%
                  Resona Holdings, Inc.                                             108,000  600,393             0.1%
                  Resorttrust, Inc.                                                   3,900   67,129             0.0%
                  Rheon Automatic Machinery Co., Ltd.                                 2,500   23,953             0.0%
                  Ricoh Co., Ltd.                                                    43,400  361,757             0.1%
                  Ricoh Leasing Co., Ltd.                                             1,800   58,313             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Right On Co., Ltd.                                                 1,500 $ 12,876             0.0%
                  Riken Corp.                                                          800   35,012             0.0%
#                 Riken Keiki Co., Ltd.                                              2,300   34,155             0.0%
                  Riken Technos Corp.                                                5,000   23,965             0.0%
                  Riken Vitamin Co., Ltd.                                              500   18,891             0.0%
                  Ringer Hut Co., Ltd.                                               1,500   30,747             0.0%
                  Rinnai Corp.                                                         800   66,526             0.0%
                  Rion Co., Ltd.                                                     1,900   25,556             0.0%
                  Riso Kagaku Corp.                                                  3,400   59,841             0.0%
#                 Rock Field Co., Ltd.                                                 600    9,576             0.0%
                  Rohm Co., Ltd.                                                     3,100  217,707             0.1%
                  Rohto Pharmaceutical Co., Ltd.                                     7,200  134,424             0.0%
                  Rokko Butter Co., Ltd.                                             1,700   36,937             0.0%
                  Roland DG Corp.                                                    1,400   41,902             0.0%
                  Round One Corp.                                                   10,800   92,238             0.0%
                  Royal Holdings Co., Ltd.                                           3,100   60,771             0.0%
                  Ryobi, Ltd.                                                       17,000   74,795             0.0%
                  Ryoden Corp.                                                       5,000   31,631             0.0%
                  Ryohin Keikaku Co., Ltd.                                             600  135,299             0.0%
                  Ryosan Co., Ltd.                                                   3,800  124,331             0.0%
                  Ryoyo Electro Corp.                                                2,200   32,223             0.0%
#                 S Foods, Inc.                                                      1,400   43,732             0.0%
                  Sac's Bar Holdings, Inc.                                           2,700   30,117             0.0%
                  Saibu Gas Co., Ltd.                                               21,000   48,438             0.0%
                  Sakai Chemical Industry Co., Ltd.                                 10,000   34,267             0.0%
#                 Sakai Moving Service Co., Ltd.                                     1,000   29,164             0.0%
                  Sakai Ovex Co., Ltd.                                               1,500   23,580             0.0%
                  Sakata INX Corp.                                                   4,800   67,799             0.0%
                  Sakata Seed Corp.                                                  1,400   44,147             0.0%
                  Sala Corp.                                                         2,300   13,014             0.0%
#                 SAMTY Co., Ltd.                                                    1,300   12,919             0.0%
                  San-A Co., Ltd.                                                    1,900   86,323             0.0%
                  San-Ai Oil Co., Ltd.                                               6,000   50,967             0.0%
                  San-In Godo Bank, Ltd. (The)                                      12,000   97,705             0.0%
*                 Sanden Holdings Corp.                                             16,000   49,710             0.0%
                  Sanei Architecture Planning Co., Ltd.                              1,600   21,962             0.0%
                  Sangetsu Corp.                                                     5,400   95,286             0.0%
*                 Sanken Electric Co., Ltd.                                         20,000   91,979             0.0%
                  Sanki Engineering Co., Ltd.                                        6,200   53,641             0.0%
                  Sankyo Seiko Co., Ltd.                                             3,700   12,771             0.0%
                  Sankyo Tateyama, Inc.                                              4,200   61,457             0.0%
                  Sankyu, Inc.                                                      43,000  273,088             0.1%
                  Sanoh Industrial Co., Ltd.                                         3,500   25,083             0.0%
                  Sanoyas Holdings Corp.                                             8,600   21,524             0.0%
#                 Sanrio Co., Ltd.                                                   4,200   76,738             0.0%
                  Sansei Technologies, Inc.                                          1,400   12,483             0.0%
                  Sanshin Electronics Co., Ltd.                                      3,200   37,783             0.0%
                  Santen Pharmaceutical Co., Ltd.                                    8,600  121,008             0.0%
                  Sanwa Holdings Corp.                                              23,100  232,852             0.1%
                  Sanyo Chemical Industries, Ltd.                                    1,800   80,716             0.0%
                  Sanyo Denki Co., Ltd.                                              5,000   41,222             0.0%
                  Sanyo Electric Railway Co., Ltd.                                   6,000   30,950             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Sanyo Housing Nagoya Co., Ltd.                                     1,200 $ 10,885             0.0%
#                 Sanyo Shokai, Ltd.                                                13,000   19,155             0.0%
                  Sanyo Special Steel Co., Ltd.                                     17,000   93,530             0.0%
                  Sato Holdings Corp.                                                3,400   77,691             0.0%
                  Satori Electric Co., Ltd.                                          3,200   23,336             0.0%
                  Sawada Holdings Co., Ltd.                                          2,100   18,905             0.0%
                  Sawai Pharmaceutical Co., Ltd.                                     3,800  207,651             0.1%
#                 Saxa Holdings, Inc.                                               13,000   24,622             0.0%
                  SBI Holdings, Inc.                                                21,900  303,800             0.1%
                  SBS Holdings, Inc.                                                 3,100   22,382             0.0%
                  Scala, Inc.                                                        3,000   21,751             0.0%
                  SCREEN Holdings Co., Ltd.                                          3,800  276,018             0.1%
#                 Scroll Corp.                                                       4,300   13,786             0.0%
                  SCSK Corp.                                                         1,200   48,309             0.0%
                  Secom Co., Ltd.                                                    4,200  305,017             0.1%
                  Seibu Electric Industry Co., Ltd.                                  1,100   22,779             0.0%
#                 Seibu Holdings, Inc.                                               3,300   57,651             0.0%
                  Seika Corp.                                                        8,000   25,048             0.0%
                  Seikitokyu Kogyo Co., Ltd.                                         3,600   19,395             0.0%
                  Seiko Epson Corp.                                                 15,500  317,491             0.1%
                  Seiko Holdings Corp.                                              21,000   87,477             0.0%
                  Seino Holdings Co., Ltd.                                          13,700  158,672             0.0%
                  Seiren Co., Ltd.                                                   6,800  100,993             0.0%
                  Sekisui Chemical Co., Ltd.                                        24,000  402,807             0.1%
                  Sekisui House, Ltd.                                               17,500  290,707             0.1%
                  Sekisui Jushi Corp.                                                3,300   58,195             0.0%
                  Sekisui Plastics Co., Ltd.                                         2,000   14,607             0.0%
                  Senko Group Holdings Co., Ltd.                                    16,700  108,750             0.0%
                  Senshu Ikeda Holdings, Inc.                                       37,700  158,975             0.0%
                  Senshukai Co., Ltd.                                                3,800   27,851             0.0%
                  Septeni Holdings Co., Ltd.                                         9,500   33,145             0.0%
                  Seria Co., Ltd.                                                    3,200  143,355             0.0%
                  Seven & I Holdings Co., Ltd.                                      15,000  633,509             0.1%
#                 Seven Bank, Ltd.                                                  54,300  182,376             0.0%
                  Shibaura Mechatronics Corp.                                        5,000   12,281             0.0%
                  Shibusawa Warehouse Co., Ltd. (The)                                2,000    6,148             0.0%
                  Shibuya Corp.                                                      1,600   42,574             0.0%
#                 Shidax Corp.                                                       2,500    9,466             0.0%
                  Shiga Bank, Ltd. (The)                                            28,000  146,322             0.0%
                  Shikoku Bank, Ltd. (The)                                          27,000   77,774             0.0%
                  Shikoku Chemicals Corp.                                            5,000   57,221             0.0%
#                 Shikoku Electric Power Co., Inc.                                   9,800  117,747             0.0%
                  Shima Seiki Manufacturing, Ltd.                                    3,200  116,023             0.0%
                  Shimachu Co., Ltd.                                                 5,800  134,119             0.0%
                  Shimamura Co., Ltd.                                                1,100  150,548             0.0%
                  Shimano, Inc.                                                        900  137,740             0.0%
                  Shimizu Bank, Ltd. (The)                                           1,100   34,124             0.0%
                  Shimizu Corp.                                                     25,000  239,748             0.1%
                  Shin Nippon Air Technologies Co., Ltd.                             2,400   31,666             0.0%
                  Shin-Etsu Chemical Co., Ltd.                                       5,900  512,814             0.1%
                  Shin-Etsu Polymer Co., Ltd.                                        5,600   42,295             0.0%
                  Shinagawa Refractories Co., Ltd.                                  12,000   32,508             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
JAPAN -- (Continued)
                  Shindengen Electric Manufacturing Co., Ltd.                       13,000 $   60,338             0.0%
*                 Shinkawa, Ltd.                                                     2,200     15,466             0.0%
                  Shinko Electric Industries Co., Ltd.                               7,100     50,790             0.0%
                  Shinko Plantech Co., Ltd.                                          5,200     38,883             0.0%
                  Shinko Shoji Co., Ltd.                                             2,700     31,603             0.0%
                  Shinmaywa Industries, Ltd.                                        12,000    101,129             0.0%
                  Shinnihon Corp.                                                    6,200     48,736             0.0%
                  Shinoken Group Co., Ltd.                                           2,500     46,587             0.0%
                  Shinsei Bank, Ltd.                                                73,000    136,295             0.0%
                  Shinsho Corp.                                                        200      4,492             0.0%
                  Ship Healthcare Holdings, Inc.                                     6,300    169,544             0.0%
                  Shiseido Co., Ltd.                                                12,000    325,087             0.1%
                  Shizuoka Bank, Ltd. (The)                                         22,000    185,694             0.0%
                  Shizuoka Gas Co., Ltd.                                             6,600     44,850             0.0%
                  Shobunsha Publications, Inc.                                       3,000     19,816             0.0%
                  Shoei Foods Corp.                                                  1,000     22,522             0.0%
                  Shofu, Inc.                                                        1,000     11,736             0.0%
*                 Shoko Co., Ltd.                                                   14,000     11,689             0.0%
*                 Showa Corp.                                                        7,700     65,705             0.0%
*                 Showa Denko K.K.                                                  21,700    414,468             0.1%
                  Showa Sangyo Co., Ltd.                                            11,000     58,870             0.0%
                  Showa Shell Sekiyu K.K.                                           14,300    138,106             0.0%
#                 Siix Corp.                                                         2,600    103,692             0.0%
                  Sinanen Holdings Co., Ltd.                                           600     11,991             0.0%
                  Sinfonia Technology Co., Ltd.                                     16,000     44,801             0.0%
#                 Sinko Industries, Ltd.                                             1,100     17,102             0.0%
                  Sintokogio, Ltd.                                                   5,100     44,407             0.0%
                  SK-Electronics Co., Ltd.                                           1,100     11,691             0.0%
                  SKY Perfect JSAT Holdings, Inc.                                   20,400     93,551             0.0%
                  Skylark Co., Ltd.                                                  8,700    131,579             0.0%
                  SMC Corp.                                                            700    197,305             0.1%
                  SMK Corp.                                                          6,000     20,676             0.0%
#                 SMS Co., Ltd.                                                      1,800     47,910             0.0%
                  SNT Corp.                                                          4,100     26,011             0.0%
                  Soda Nikka Co., Ltd.                                               4,200     19,326             0.0%
                  Sodick Co., Ltd.                                                   3,700     36,071             0.0%
                  SoftBank Group Corp.                                              14,200  1,077,108             0.2%
                  Software Service, Inc.                                               100      4,540             0.0%
                  Sogo Medical Co., Ltd.                                             1,600     63,012             0.0%
                  Sohgo Security Services Co., Ltd.                                  2,800    122,243             0.0%
                  Soken Chemical & Engineering Co., Ltd.                             1,100     14,268             0.0%
                  Sompo Holdings, Inc.                                              11,100    419,475             0.1%
                  Sotetsu Holdings, Inc.                                            20,000     92,990             0.0%
#                 Sparx Group Co., Ltd.                                              1,600      2,989             0.0%
                  SPK Corp.                                                          1,400     32,081             0.0%
                  Square Enix Holdings Co., Ltd.                                     3,800    109,411             0.0%
                  Srg Takamiya Co., Ltd.                                             1,100      5,195             0.0%
                  St Marc Holdings Co., Ltd.                                         2,200     67,018             0.0%
                  Stanley Electric Co., Ltd.                                         9,700    284,037             0.1%
                  Star Micronics Co., Ltd.                                           2,200     36,838             0.0%
                  Start Today Co., Ltd.                                              6,900    147,234             0.0%
                  Starts Corp., Inc.                                                 5,000    110,736             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Starzen Co., Ltd.                                                   1,100 $   44,547             0.0%
#                 Stella Chemifa Corp.                                                1,500     39,544             0.0%
                  Studio Alice Co., Ltd.                                              1,400     29,653             0.0%
                  Sugi Holdings Co., Ltd.                                             2,300    113,978             0.0%
                  Sumco Corp.                                                        13,900    243,329             0.1%
#                 Sumida Corp.                                                        2,700     32,246             0.0%
                  Suminoe Textile Co., Ltd.                                           8,000     17,807             0.0%
                  Sumitomo Corp.                                                     29,500    394,218             0.1%
                  Sumitomo Densetsu Co., Ltd.                                         1,900     21,904             0.0%
                  Sumitomo Electric Industries, Ltd.                                 32,300    527,522             0.1%
                  Sumitomo Forestry Co., Ltd.                                        15,300    234,261             0.1%
                  Sumitomo Heavy Industries, Ltd.                                    59,000    411,589             0.1%
                  Sumitomo Metal Mining Co., Ltd.                                    26,000    352,079             0.1%
                  Sumitomo Mitsui Construction Co., Ltd.                             98,100    106,381             0.0%
                  Sumitomo Mitsui Financial Group, Inc.                              37,800  1,403,537             0.2%
                  Sumitomo Mitsui Trust Holdings, Inc.                                7,800    267,195             0.1%
                  Sumitomo Osaka Cement Co., Ltd.                                    53,000    230,024             0.1%
                  Sumitomo Precision Products Co., Ltd.                               6,000     19,536             0.0%
                  Sumitomo Real Estate Sales Co., Ltd.                                1,220     39,336             0.0%
                  Sumitomo Realty & Development Co., Ltd.                            10,000    270,155             0.1%
                  Sumitomo Riko Co., Ltd.                                             5,500     56,058             0.0%
                  Sumitomo Rubber Industries, Ltd.                                   18,700    336,575             0.1%
                  Sumitomo Seika Chemicals Co., Ltd.                                  1,400     59,667             0.0%
                  Sumitomo Warehouse Co., Ltd. (The)                                 20,000    121,365             0.0%
                  Sun Frontier Fudousan Co., Ltd.                                     4,700     41,081             0.0%
                  Sun-Wa Technos Corp.                                                1,200     13,117             0.0%
                  Sundrug Co., Ltd.                                                   2,400     84,170             0.0%
                  Suntory Beverage & Food, Ltd.                                       2,000     90,109             0.0%
                  Suruga Bank, Ltd.                                                   6,900    144,255             0.0%
                  Suzuden Corp.                                                       1,200     11,256             0.0%
                  Suzuken Co., Ltd.                                                   7,750    256,454             0.1%
*                 SWCC Showa Holdings Co., Ltd.                                      31,000     22,792             0.0%
                  Sysmex Corp.                                                        2,600    158,360             0.0%
                  Systena Corp.                                                       2,100     36,093             0.0%
                  T Hasegawa Co., Ltd.                                                2,000     38,837             0.0%
                  T RAD Co., Ltd.                                                     8,000     23,773             0.0%
                  T&D Holdings, Inc.                                                 31,800    472,852             0.1%
                  T&K Toka Co., Ltd.                                                  2,800     27,596             0.0%
                  T-Gaia Corp.                                                        2,200     37,961             0.0%
#                 Tabuchi Electric Co., Ltd.                                          3,000      8,858             0.0%
                  Tachi-S Co., Ltd.                                                   3,600     69,092             0.0%
                  Tachibana Eletech Co., Ltd.                                         1,980     24,244             0.0%
                  Tadano, Ltd.                                                       13,000    167,944             0.0%
                  Taihei Dengyo Kaisha, Ltd.                                          4,000     39,713             0.0%
                  Taiheiyo Cement Corp.                                             160,000    531,708             0.1%
                  Taiho Kogyo Co., Ltd.                                               1,600     20,958             0.0%
                  Taikisha, Ltd.                                                      2,200     54,838             0.0%
                  Taiko Bank, Ltd. (The)                                             13,000     28,365             0.0%
                  Taisei Corp.                                                       41,000    312,641             0.1%
                  Taisei Lamick Co., Ltd.                                               900     23,406             0.0%
                  Taisho Pharmaceutical Holdings Co., Ltd.                            1,100     90,509             0.0%
                  Taiyo Holdings Co., Ltd.                                            1,300     58,118             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Taiyo Yuden Co., Ltd.                                             19,700 $240,465             0.1%
                  Takamatsu Construction Group Co., Ltd.                               500   11,949             0.0%
                  Takaoka Toko Co., Ltd.                                             1,200   18,207             0.0%
#                 Takara Leben Co., Ltd.                                            17,300   81,328             0.0%
                  Takara Standard Co., Ltd.                                          6,100  101,223             0.0%
                  Takasago International Corp.                                       2,100   69,936             0.0%
                  Takasago Thermal Engineering Co., Ltd.                             3,900   60,338             0.0%
                  Takashima & Co., Ltd.                                              6,000   10,552             0.0%
                  Takashimaya Co., Ltd.                                             29,000  267,032             0.1%
#*                Takata Corp.                                                       3,800   13,664             0.0%
                  Take And Give Needs Co., Ltd.                                        700    5,789             0.0%
                  Takeei Corp.                                                       3,700   32,807             0.0%
                  Takeuchi Manufacturing Co., Ltd.                                   6,300  112,032             0.0%
#                 Takihyo Co., Ltd.                                                  3,000   12,135             0.0%
                  Takisawa Machine Tool Co., Ltd.                                    7,000   10,363             0.0%
                  Takuma Co., Ltd.                                                   7,000   72,700             0.0%
#                 Tama Home Co., Ltd.                                                4,700   26,694             0.0%
                  Tamron Co., Ltd.                                                   1,800   33,668             0.0%
                  Tamura Corp.                                                       7,000   33,615             0.0%
                  Tanseisha Co., Ltd.                                                5,400   48,165             0.0%
                  Tatsuta Electric Wire and Cable Co., Ltd.                          2,100   10,340             0.0%
                  Tayca Corp.                                                        4,000   26,227             0.0%
                  TBK Co., Ltd.                                                      3,000   13,460             0.0%
                  TDK Corp.                                                         10,900  675,315             0.1%
                  Techno Ryowa, Ltd.                                                 1,600   12,429             0.0%
                  TechnoPro Holdings, Inc.                                           2,400   93,856             0.0%
                  Teijin, Ltd.                                                      28,200  546,386             0.1%
                  Teikoku Electric Manufacturing Co., Ltd.                           2,000   19,206             0.0%
                  Teikoku Sen-I Co., Ltd.                                            1,000   15,823             0.0%
                  Tekken Corp.                                                      13,000   38,477             0.0%
                  Temp Holdings Co., Ltd.                                            4,300   80,918             0.0%
                  Tenma Corp.                                                        1,900   35,384             0.0%
                  THK Co., Ltd.                                                     13,600  350,786             0.1%
                  TIS, Inc.                                                          8,400  211,729             0.1%
                  TKC Corp.                                                          2,100   57,108             0.0%
*                 Toa Corp.(6894508)                                                 2,000   36,788             0.0%
                  Toa Corp.(6894434)                                                 2,500   21,452             0.0%
                  Toa Oil Co., Ltd.                                                 10,000   12,108             0.0%
                  TOA ROAD Corp.                                                     7,000   21,652             0.0%
                  Toagosei Co., Ltd.                                                16,200  190,321             0.0%
                  Tobishima Corp.                                                   28,700   43,216             0.0%
                  Tobu Railway Co., Ltd.                                            18,000   91,292             0.0%
                  TOC Co., Ltd.                                                      2,400   21,851             0.0%
                  Tocalo Co., Ltd.                                                   2,100   56,623             0.0%
                  Tochigi Bank, Ltd. (The)                                           8,000   38,208             0.0%
                  Toda Corp.                                                        19,000  117,290             0.0%
#                 Toda Kogyo Corp.                                                   8,000   18,809             0.0%
                  Toei Co., Ltd.                                                    11,000   95,285             0.0%
                  Toenec Corp.                                                       5,000   26,454             0.0%
                  Togami Electric Manufacturing Co., Ltd.                            5,000   25,804             0.0%
                  Toho Bank, Ltd. (The)                                             27,000   99,133             0.0%
                  Toho Co., Ltd.(6895211)                                              600   14,826             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Toho Co., Ltd.(6895200)                                            2,800 $ 80,368             0.0%
                  Toho Gas Co., Ltd.                                                19,000  135,811             0.0%
#                 Toho Holdings Co., Ltd.                                            7,200  156,536             0.0%
                  Toho Titanium Co., Ltd.                                            2,700   18,291             0.0%
                  Toho Zinc Co., Ltd.                                               21,000   92,844             0.0%
#                 Tohoku Bank, Ltd. (The)                                            7,000    9,610             0.0%
                  Tohoku Electric Power Co., Inc.                                   10,600  141,318             0.0%
                  Tokai Carbon Co., Ltd.                                            30,400  133,097             0.0%
                  Tokai Corp.                                                          800   29,537             0.0%
#                 TOKAI Holdings Corp.                                              11,500   88,545             0.0%
                  Tokai Rika Co., Ltd.                                               8,200  152,655             0.0%
                  Tokai Tokyo Financial Holdings, Inc.                              18,900   95,677             0.0%
                  Token Corp.                                                        1,110   87,867             0.0%
                  Tokio Marine Holdings, Inc.                                       19,100  805,324             0.1%
                  Tokushu Tokai Paper Co., Ltd.                                      1,400   51,643             0.0%
*                 Tokuyama Corp.                                                    58,000  285,535             0.1%
                  Tokyo Broadcasting System Holdings, Inc.                           2,900   51,477             0.0%
                  Tokyo Century Corp.                                                6,600  227,490             0.1%
                  Tokyo Dome Corp.                                                   8,500   78,591             0.0%
*                 Tokyo Electric Power Co. Holdings, Inc.                           30,900  120,032             0.0%
                  Tokyo Electron Device, Ltd.                                        2,000   28,456             0.0%
                  Tokyo Electron, Ltd.                                               2,100  254,927             0.1%
                  Tokyo Energy & Systems, Inc.                                       2,000   16,825             0.0%
                  Tokyo Gas Co., Ltd.                                               30,000  139,287             0.0%
#                 Tokyo Keiki, Inc.                                                 10,000   20,816             0.0%
                  Tokyo Ohka Kogyo Co., Ltd.                                         3,100  100,493             0.0%
#                 Tokyo Rope Manufacturing Co., Ltd.                                 1,800   27,547             0.0%
                  Tokyo Seimitsu Co., Ltd.                                           3,500  108,558             0.0%
                  Tokyo Steel Manufacturing Co., Ltd.                               12,900   96,119             0.0%
                  Tokyo Tatemono Co., Ltd.                                          19,700  269,142             0.1%
                  Tokyo Tekko Co., Ltd.                                              5,000   19,058             0.0%
#                 Tokyo Theatres Co., Inc.                                           8,000   10,691             0.0%
                  Tokyo TY Financial Group, Inc.                                     3,522  102,491             0.0%
                  Tokyu Construction Co., Ltd.                                      14,040  114,515             0.0%
                  Tokyu Corp.                                                       25,000  179,064             0.0%
                  Tokyu Fudosan Holdings Corp.                                      44,343  242,171             0.1%
                  Tokyu Recreation Co., Ltd.                                         3,000   21,624             0.0%
                  Toli Corp.                                                         4,000   13,326             0.0%
                  Tomoe Corp.                                                        5,400   16,586             0.0%
                  Tomoe Engineering Co., Ltd.                                          900   14,433             0.0%
#                 Tomoku Co., Ltd.                                                  11,000   33,973             0.0%
                  TOMONY Holdings, Inc.                                             21,200  112,675             0.0%
                  Tomy Co., Ltd.                                                     9,900   98,569             0.0%
                  Tonami Holdings Co., Ltd.                                          6,000   20,616             0.0%
                  Topcon Corp.                                                       8,900  157,247             0.0%
                  Toppan Forms Co., Ltd.                                             5,300   53,481             0.0%
                  Toppan Printing Co., Ltd.                                         22,000  221,470             0.1%
                  Topre Corp.                                                        5,100  135,957             0.0%
                  Topy Industries, Ltd.                                              3,100   84,449             0.0%
                  Toray Industries, Inc.                                            33,000  292,063             0.1%
#                 Toridoll Holdings Corp.                                            2,200   52,972             0.0%
                  Torishima Pump Manufacturing Co., Ltd.                             2,900   27,027             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
JAPAN -- (Continued)
                  Tosei Corp.                                                         7,700 $ 54,444             0.0%
#*                Toshiba Corp.                                                      49,000   98,841             0.0%
                  Toshiba Machine Co., Ltd.                                          19,000   78,945             0.0%
                  Toshiba Plant Systems & Services Corp.                              3,700   60,197             0.0%
*                 Toshiba TEC Corp.                                                  19,000   99,514             0.0%
                  Tosho Co., Ltd.                                                       900   38,666             0.0%
                  Tosho Printing Co., Ltd.                                            5,000   22,563             0.0%
                  Tosoh Corp.                                                        62,000  582,713             0.1%
#                 Totetsu Kogyo Co., Ltd.                                             2,500   72,270             0.0%
                  TOTO, Ltd.                                                          4,199  160,201             0.0%
                  Tottori Bank, Ltd. (The)                                              300    4,744             0.0%
                  Towa Bank, Ltd. (The)                                              56,000   58,326             0.0%
                  Towa Corp.                                                          4,100   69,588             0.0%
                  Towa Pharmaceutical Co., Ltd.                                         900   44,915             0.0%
                  Toyo Construction Co., Ltd.                                        10,400   37,428             0.0%
                  Toyo Corp.                                                          2,200   21,395             0.0%
#                 Toyo Denki Seizo K.K.                                                 800   11,791             0.0%
*                 Toyo Engineering Corp.                                             14,000   34,960             0.0%
                  Toyo Ink SC Holdings Co., Ltd.                                     26,000  127,845             0.0%
                  Toyo Kanetsu K.K.                                                  16,000   40,902             0.0%
                  Toyo Kohan Co., Ltd.                                                4,600   16,463             0.0%
                  Toyo Securities Co., Ltd.                                           7,000   16,794             0.0%
                  Toyo Seikan Group Holdings, Ltd.                                   14,300  239,825             0.1%
                  Toyo Suisan Kaisha, Ltd.                                            3,000  112,673             0.0%
                  Toyo Tanso Co., Ltd.                                                1,400   22,313             0.0%
                  Toyo Tire & Rubber Co., Ltd.                                       17,800  313,095             0.1%
                  Toyo Wharf & Warehouse Co., Ltd.                                   15,000   23,422             0.0%
                  Toyobo Co., Ltd.                                                  136,000  240,569             0.1%
                  Toyoda Gosei Co., Ltd.                                              9,400  249,816             0.1%
                  Toyota Boshoku Corp.                                                6,300  133,306             0.0%
                  Toyota Industries Corp.                                             3,800  189,294             0.0%
                  Toyota Tsusho Corp.                                                17,800  561,999             0.1%
                  TPR Co., Ltd.                                                       3,000  101,212             0.0%
                  Trancom Co., Ltd.                                                   1,000   50,159             0.0%
                  Transcosmos, Inc.                                                   2,600   62,417             0.0%
                  Trend Micro, Inc.                                                   3,500  153,996             0.0%
                  Trusco Nakayama Corp.                                               4,600  105,049             0.0%
                  TS Tech Co., Ltd.                                                   5,800  152,364             0.0%
                  TSI Holdings Co., Ltd.                                              9,800   65,450             0.0%
                  Tsubakimoto Chain Co.                                              20,000  175,815             0.0%
*                 Tsudakoma Corp.                                                    12,000   18,627             0.0%
                  Tsugami Corp.                                                       6,000   45,514             0.0%
                  Tsukada Global Holdings, Inc.                                       1,700    8,921             0.0%
                  Tsukishima Kikai Co., Ltd.                                          3,600   38,788             0.0%
                  Tsukuba Bank, Ltd.                                                 16,800   48,416             0.0%
                  Tsukui Corp.                                                        7,000   39,698             0.0%
                  Tsumura & Co.                                                       7,100  230,092             0.1%
                  Tsuruha Holdings, Inc.                                              1,100  111,350             0.0%
                  Tsurumi Manufacturing Co., Ltd.                                     2,000   29,155             0.0%
                  Tsutsumi Jewelry Co., Ltd.                                          1,500   27,547             0.0%
                  TV Asahi Holdings Corp.                                             3,700   68,464             0.0%
                  Tv Tokyo Holdings Corp.                                             1,800   39,351             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
JAPAN -- (Continued)
#*                U-Shin, Ltd.                                                        1,400 $  9,700             0.0%
                  UACJ Corp.                                                         53,000  140,627             0.0%
                  Ube Industries, Ltd.                                              168,000  390,560             0.1%
                  Uchida Yoko Co., Ltd.                                               1,400   32,094             0.0%
                  UKC Holdings Corp.                                                  1,600   29,166             0.0%
                  Ulvac, Inc.                                                         6,500  305,162             0.1%
                  Unicharm Corp.                                                      5,900  143,483             0.0%
*                 Uniden Holdings Corp.                                              10,000   14,543             0.0%
#                 Union Tool Co.                                                      1,200   35,469             0.0%
                  Unipres Corp.                                                       5,900  124,988             0.0%
                  United Arrows, Ltd.                                                 2,500   77,459             0.0%
                  United Super Markets Holdings, Inc.                                 6,800   66,146             0.0%
*                 Unitika, Ltd.                                                      50,000   40,771             0.0%
                  Unizo Holdings Co., Ltd.                                            1,900   48,479             0.0%
                  Ushio, Inc.                                                        16,700  209,838             0.1%
                  USS Co., Ltd.                                                       6,200  109,683             0.0%
#*                UT Group Co., Ltd.                                                  2,700   35,068             0.0%
                  V Technology Co., Ltd.                                                400   61,380             0.0%
                  Valor Holdings Co., Ltd.                                            6,500  155,381             0.0%
                  Vital KSK Holdings, Inc.                                            5,400   47,607             0.0%
                  VT Holdings Co., Ltd.                                              14,400   73,272             0.0%
                  Wacoal Holdings Corp.                                              14,000  177,476             0.0%
                  Wacom Co., Ltd.                                                     3,100   11,490             0.0%
                  Wakachiku Construction Co., Ltd.                                   15,000   19,639             0.0%
                  Wakita & Co., Ltd.                                                  3,600   41,510             0.0%
                  Warabeya Nichiyo Holdings Co., Ltd.                                 1,700   41,948             0.0%
                  Watahan & Co., Ltd.                                                 1,000   15,965             0.0%
#                 WATAMI Co., Ltd.                                                    2,300   27,546             0.0%
                  Weathernews, Inc.                                                     900   30,208             0.0%
#                 Welcia Holdings Co., Ltd.                                           2,130   68,538             0.0%
                  West Holdings Corp.                                                 3,200   22,495             0.0%
                  World Holdings Co., Ltd.                                            1,200   22,708             0.0%
                  Wowow, Inc.                                                         1,000   33,155             0.0%
                  Xebio Holdings Co., Ltd.                                            5,000   83,157             0.0%
                  Y A C Holdings Co., Ltd.                                            1,700   20,684             0.0%
                  Yahagi Construction Co., Ltd.                                       2,300   20,481             0.0%
#                 Yahoo Japan Corp.                                                  17,800   76,241             0.0%
                  Yakult Honsha Co., Ltd.                                             1,100   62,696             0.0%
                  YAMABIKO Corp.                                                      5,400   64,343             0.0%
                  Yamada Denki Co., Ltd.                                             34,000  178,554             0.0%
#                 Yamagata Bank, Ltd. (The)                                          16,000   71,678             0.0%
                  Yamaguchi Financial Group, Inc.                                    17,000  188,351             0.0%
#                 Yamaichi Electronics Co., Ltd.                                      3,000   39,040             0.0%
                  Yamanashi Chuo Bank, Ltd. (The)                                    22,000   97,166             0.0%
#                 Yamatane Corp.                                                      1,400   19,866             0.0%
                  Yamato Corp.                                                        2,700   12,675             0.0%
                  Yamato Holdings Co., Ltd.                                          14,100  304,686             0.1%
                  Yamato International, Inc.                                          3,200   11,933             0.0%
                  Yamato Kogyo Co., Ltd.                                              6,000  150,074             0.0%
                  Yamazaki Baking Co., Ltd.                                          11,100  234,285             0.1%
                  Yamazen Corp.                                                       4,500   42,648             0.0%
                  Yaoko Co., Ltd.                                                     2,100   81,433             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
JAPAN -- (Continued)
                  Yaskawa Electric Corp.                                             13,900 $    265,684             0.1%
                  Yasuda Logistics Corp.                                              3,400       22,210             0.0%
                  Yellow Hat, Ltd.                                                    2,000       45,975             0.0%
                  Yodogawa Steel Works, Ltd.                                          3,200       82,889             0.0%
                  Yokogawa Bridge Holdings Corp.                                      6,500       80,236             0.0%
                  Yokogawa Electric Corp.                                            16,600      256,558             0.1%
#                 Yokohama Reito Co., Ltd.                                            6,900       69,726             0.0%
                  Yokohama Rubber Co., Ltd. (The)                                    16,200      318,095             0.1%
                  Yondoshi Holdings, Inc.                                             1,300       30,935             0.0%
                  Yorozu Corp.                                                        2,100       32,142             0.0%
                  Yoshinoya Holdings Co., Ltd.                                        2,400       39,200             0.0%
                  Yuasa Trading Co., Ltd.                                             1,500       43,417             0.0%
#                 Yumeshin Holdings Co., Ltd.                                         2,600       18,107             0.0%
                  Yurtec Corp.                                                        4,000       24,970             0.0%
                  Yusen Logistics Co., Ltd.                                           2,600       24,750             0.0%
                  Yushiro Chemical Industry Co., Ltd.                                 2,000       25,144             0.0%
                  Yutaka Giken Co., Ltd.                                                200        4,342             0.0%
                  Zenitaka Corp. (The)                                                6,000       21,572             0.0%
                  Zenkoku Hosho Co., Ltd.                                             2,900      104,907             0.0%
                  Zenrin Co., Ltd.                                                    3,400       63,930             0.0%
                  Zensho Holdings Co., Ltd.                                           9,400      160,901             0.0%
                  Zeon Corp.                                                         24,000      273,261             0.1%
                  ZERIA Pharmaceutical Co., Ltd.                                      2,300       34,565             0.0%
                  Zojirushi Corp.                                                     4,000       54,353             0.0%
                  Zuken, Inc.                                                           500        5,979             0.0%
                                                                                            ------------ ---------------
TOTAL JAPAN                                                                                  150,820,810            22.9%
                                                                                            ------------ ---------------
NETHERLANDS -- (2.4%)
                  Aalberts Industries NV                                             13,364      529,903             0.1%
                  ABN AMRO Group NV                                                  11,548      303,172             0.1%
#                 Accell Group                                                        3,291      114,783             0.0%
                  Aegon NV                                                          122,864      627,080             0.1%
#                 Akzo Nobel NV                                                      20,088    1,756,939             0.3%
*                 Altice NV Class A                                                   8,629      214,398             0.0%
*                 Altice NV Class B                                                   3,103       77,179             0.0%
                  AMG Advanced Metallurgical Group NV                                 5,138      134,768             0.0%
                  Amsterdam Commodities NV                                            2,804       78,216             0.0%
                  APERAM SA                                                           5,781      290,641             0.0%
#                 Arcadis NV                                                         10,147      176,054             0.0%
*                 ArcelorMittal                                                      77,848      611,756             0.1%
                  ASM International NV                                                6,745      405,985             0.1%
#                 ASML Holding NV(B929F46)                                              886      117,155             0.0%
#                 ASML Holding NV(B908F01)                                            3,081      406,215             0.1%
                  BE Semiconductor Industries NV                                      6,146      321,305             0.1%
                  Beter Bed Holding NV                                                1,401       22,892             0.0%
#                 BinckBank NV                                                        7,357       36,564             0.0%
                  Boskalis Westminster                                               11,983      440,768             0.1%
                  Brunel International NV                                             2,935       49,924             0.0%
                  Coca-Cola European Partners P.L.C.                                  1,387       52,485             0.0%
                  Corbion NV                                                         10,356      321,392             0.1%
#                 Flow Traders                                                          414       12,766             0.0%
*                 Fugro NV                                                            7,523      110,964             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
NETHERLANDS -- (Continued)
                  Gemalto NV(B011JK4)                                                 1,476 $    82,673             0.0%
                  Gemalto NV(B9MS8P5)                                                 7,325     410,101             0.1%
#                 GrandVision NV                                                      2,117      55,255             0.0%
#*                Heijmans NV                                                         1,782      13,731             0.0%
                  Hunter Douglas NV                                                     323      26,068             0.0%
                  IMCD Group NV                                                       3,147     169,514             0.0%
                  ING Groep NV                                                      106,806   1,740,887             0.3%
#                 ING Groep NV Sponsored ADR                                            924      15,043             0.0%
                  KAS Bank NV                                                         1,078      12,807             0.0%
                  Kendrion NV                                                         1,490      53,191             0.0%
                  Koninklijke Ahold Delhaize NV                                      46,076     954,470             0.1%
                  Koninklijke Ahold Delhaize NV Sponsored ADR                           554      11,484             0.0%
                  Koninklijke BAM Groep NV                                           31,322     176,325             0.0%
                  Koninklijke KPN NV                                                243,597     704,243             0.1%
                  Koninklijke Vopak NV                                               10,451     471,634             0.1%
                  Nederland Apparatenfabriek                                            600      25,101             0.0%
                  NN Group NV                                                        21,928     727,016             0.1%
*                 OCI NV                                                              3,896      75,810             0.0%
#*                Ordina NV                                                           9,133      15,833             0.0%
                  Randstad Holding NV                                                11,580     690,376             0.1%
                  Refresco Group NV                                                   2,273      44,405             0.0%
#                 RELX NV                                                            22,194     428,871             0.1%
                  RELX NV Sponsored ADR                                               1,443      27,800             0.0%
                  SBM Offshore NV                                                    25,273     416,353             0.1%
                  Sligro Food Group NV                                                2,835     115,302             0.0%
*                 Telegraaf Media Groep NV                                              752       5,078             0.0%
                  TKH Group NV                                                        5,981     274,918             0.0%
*                 TomTom NV                                                          16,509     167,851             0.0%
#                 Unilever NV(904784709)                                             20,396   1,065,487             0.2%
                  Unilever NV(B12T3J1)                                                5,302     277,748             0.0%
                  Van Lanschot NV                                                     1,004      27,285             0.0%
#                 Wessanen                                                            8,129     121,433             0.0%
                  Wolters Kluwer NV                                                  19,213     815,288             0.1%
                                                                                            ----------- ---------------
TOTAL NETHERLANDS                                                                            17,432,685             2.6%
                                                                                            ----------- ---------------
NEW ZEALAND -- (0.4%)
#*                a2 Milk Co., Ltd.                                                  36,726      85,152             0.0%
                  Air New Zealand, Ltd.                                              72,887     127,547             0.0%
                  Auckland International Airport, Ltd.                               41,736     197,769             0.1%
                  Chorus, Ltd.                                                       33,624     103,576             0.0%
                  Contact Energy, Ltd.                                               48,151     172,244             0.0%
                  EBOS Group, Ltd.                                                    9,936     124,715             0.0%
                  Fisher & Paykel Healthcare Corp., Ltd.                             30,399     210,300             0.1%
                  Fletcher Building, Ltd.                                            19,845     116,458             0.0%
#                 Fonterra Co-operative Group, Ltd.                                   3,264      13,402             0.0%
                  Freightways, Ltd.                                                   8,155      41,907             0.0%
                  Genesis Energy, Ltd.                                               26,397      38,669             0.0%
                  Heartland Bank, Ltd.                                               32,413      36,885             0.0%
                  Infratil, Ltd.                                                     39,735      80,487             0.0%
                  Kathmandu Holdings, Ltd.                                            8,507      11,706             0.0%
#                 Mainfreight, Ltd.                                                  11,385     172,718             0.1%
                  Mercury NZ, Ltd.                                                   14,712      32,499             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
NEW ZEALAND -- (Continued)
                  Meridian Energy, Ltd.                                             15,516 $   29,493             0.0%
                  Metlifecare, Ltd.                                                 17,485     69,708             0.0%
                  New Zealand Oil & Gas, Ltd.                                       76,358     32,560             0.0%
                  New Zealand Refining Co., Ltd. (The)                               4,942      7,928             0.0%
#                 NZME, Ltd.                                                        18,597     11,497             0.0%
#                 Port of Tauranga, Ltd.                                            19,685     55,519             0.0%
                  Restaurant Brands New Zealand, Ltd.                                9,468     34,577             0.0%
                  Ryman Healthcare, Ltd.                                            10,889     64,495             0.0%
                  Skellerup Holdings, Ltd.                                          11,366     11,784             0.0%
                  SKY Network Television, Ltd.                                      47,578    126,020             0.0%
                  Spark New Zealand, Ltd.                                           92,215    233,695             0.1%
                  Summerset Group Holdings, Ltd.                                    15,582     55,615             0.0%
                  Tilt Renewables, Ltd.                                              3,203      4,740             0.0%
                  Tourism Holdings, Ltd.                                            12,218     30,952             0.0%
                  Tower, Ltd.                                                       17,032     14,260             0.0%
                  Trade Me Group, Ltd.                                              34,995    127,432             0.0%
                  Trustpower, Ltd.                                                   3,203     10,561             0.0%
                  Vector, Ltd.                                                      12,512     27,754             0.0%
                  Warehouse Group, Ltd. (The)                                        9,073     13,134             0.0%
*                 Xero, Ltd.                                                         2,235     33,348             0.0%
                  Z Energy, Ltd.                                                     6,151     31,478             0.0%
                                                                                           ---------- ---------------
TOTAL NEW ZEALAND                                                                           2,592,584             0.4%
                                                                                           ---------- ---------------
NORWAY -- (0.9%)
                  ABG Sundal Collier Holding ASA                                    33,517     21,910             0.0%
                  AF Gruppen ASA                                                       821     14,629             0.0%
#*                Akastor ASA                                                       25,280     37,262             0.0%
                  Aker ASA Class A                                                   4,254    161,534             0.0%
                  Aker BP ASA                                                       11,645    197,163             0.1%
*                 Aker Solutions ASA                                                16,508     94,019             0.0%
                  American Shipping Co. ASA                                          2,375      7,526             0.0%
                  Atea ASA                                                          14,476    175,075             0.0%
                  Austevoll Seafood ASA                                             12,344     99,285             0.0%
                  Avance Gas Holding, Ltd.                                           3,096      8,745             0.0%
#*                Axactor AB                                                        78,581     22,648             0.0%
                  Bakkafrost P/F                                                     3,647    123,562             0.0%
                  Bonheur ASA                                                        2,752     23,961             0.0%
                  Borregaard ASA                                                    15,336    172,291             0.0%
                  BW LPG, Ltd.                                                       8,509     37,436             0.0%
#*                BW Offshore, Ltd.                                                 11,392     29,258             0.0%
#                 DNB ASA                                                           23,133    361,021             0.1%
#*                DNO ASA                                                           64,266     54,114             0.0%
                  Ekornes ASA                                                        2,881     45,268             0.0%
                  Entra ASA                                                          4,724     54,191             0.0%
#*                Fred Olsen Energy ASA                                              4,932     11,589             0.0%
#                 Frontline, Ltd.                                                    6,919     46,022             0.0%
#                 Gjensidige Forsikring ASA                                          5,320     81,729             0.0%
                  Grieg Seafood ASA                                                  8,925     70,280             0.0%
*                 Hexagon Composites ASA                                             3,890     12,345             0.0%
                  Hoegh LNG Holdings, Ltd.                                           2,182     22,329             0.0%
*                 Kongsberg Automotive ASA                                          69,568     50,859             0.0%
*                 Kvaerner ASA                                                      23,002     29,949             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
NORWAY -- (Continued)
                  Leroy Seafood Group ASA                                             1,710 $   86,016             0.0%
#                 Marine Harvest ASA                                                 13,447    223,734             0.1%
#*                Nordic Semiconductor ASA                                            8,150     32,550             0.0%
                  Norsk Hydro ASA                                                    60,910    347,105             0.1%
#*                Norske Skogindustrier ASA                                          31,267      3,462             0.0%
#*                Norwegian Air Shuttle ASA                                           5,211    148,009             0.0%
                  Ocean Yield ASA                                                     5,885     44,156             0.0%
*                 Odfjell Drilling, Ltd.                                              4,758      9,954             0.0%
*                 Odfjell SE Class A                                                  3,280     12,932             0.0%
                  Olav Thon Eiendomsselskap ASA                                       1,732     33,990             0.0%
                  Opera Software ASA                                                  9,437     42,669             0.0%
                  Orkla ASA                                                          10,762     97,642             0.0%
*                 Petroleum Geo-Services ASA                                         44,037    103,173             0.0%
*                 Prosafe SE                                                            604      2,404             0.0%
#                 Protector Forsikring ASA                                            9,791     81,490             0.0%
#*                REC Silicon ASA                                                   334,585     41,770             0.0%
                  Salmar ASA                                                          3,252     77,162             0.0%
#                 Scatec Solar ASA                                                    7,243     32,806             0.0%
#                 Schibsted ASA Class A                                               1,268     31,515             0.0%
                  Schibsted ASA Class B                                               1,832     41,031             0.0%
#*                Seadrill, Ltd.(B09RMQ1)                                            15,042     10,225             0.0%
#*                Seadrill, Ltd.(B0HWHV8)                                             8,487      5,854             0.0%
                  Selvaag Bolig ASA                                                   5,149     21,297             0.0%
*                 Solstad Offshore ASA                                                  578        820             0.0%
#*                Songa Offshore                                                      2,726      9,474             0.0%
                  SpareBank 1 SR-Bank ASA                                            19,091    150,574             0.0%
                  Statoil ASA                                                        44,667    735,616             0.1%
                  Statoil ASA Sponsored ADR                                           3,101     50,950             0.0%
                  Stolt-Nielsen, Ltd.                                                 3,909     60,423             0.0%
                  Storebrand ASA                                                     39,285    258,855             0.1%
#                 Subsea 7 SA                                                        26,755    440,913             0.1%
                  Telenor ASA                                                        10,957    176,995             0.0%
                  TGS Nopec Geophysical Co. ASA                                      13,381    291,721             0.1%
                  Tomra Systems ASA                                                   9,964    115,651             0.0%
                  Veidekke ASA                                                        5,525     73,569             0.0%
#                 XXL ASA                                                               432      4,651             0.0%
                  Yara International ASA                                              5,664    210,616             0.1%
                                                                                            ---------- ---------------
TOTAL NORWAY                                                                                 6,177,774             0.9%
                                                                                            ---------- ---------------
PORTUGAL -- (0.3%)
                  Altri SGPS SA                                                      17,850     83,353             0.0%
*                 Banco Comercial Portugues SA Class R                              467,440    104,432             0.0%
                  CTT-Correios de Portugal SA                                        11,478     65,513             0.0%
                  EDP - Energias de Portugal SA                                      58,343    192,545             0.0%
                  EDP Renovaveis SA                                                  23,708    180,670             0.0%
                  Galp Energia SGPS SA                                               36,078    560,687             0.1%
                  Jeronimo Martins SGPS SA                                           10,651    195,456             0.1%
                  Mota-Engil SGPS SA                                                 17,035     43,318             0.0%
                  Navigator Co. SA (The)                                             42,396    179,387             0.0%
                  NOS SGPS SA                                                        36,632    209,826             0.1%
#                 REN - Redes Energeticas Nacionais SGPS SA                          17,419     51,202             0.0%
                  Semapa-Sociedade de Investimento e Gestao                           2,416     37,896             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
PORTUGAL -- (Continued)
#                 Sonae Capital SGPS SA                                              12,527 $   11,610             0.0%
*                 Sonae SGPS SA                                                     110,781    113,665             0.0%
                  Teixeira Duarte SA                                                 12,108      3,639             0.0%
                                                                                            ---------- ---------------
TOTAL PORTUGAL                                                                               2,033,199             0.3%
                                                                                            ---------- ---------------
SINGAPORE -- (1.1%)
                  Accordia Golf Trust                                                53,700     28,628             0.0%
                  Ascendas India Trust                                               72,000     59,333             0.0%
*                 Boustead Projects, Ltd.                                             2,700      1,652             0.0%
                  Boustead Singapore, Ltd.                                           31,600     20,131             0.0%
                  Breadtalk Group, Ltd.                                              12,000     11,593             0.0%
                  Bukit Sembawang Estates, Ltd.                                       8,400     35,961             0.0%
                  CapitaLand, Ltd.                                                   69,600    187,011             0.1%
                  Centurion Corp., Ltd.                                              37,000     11,527             0.0%
                  China Aviation Oil Singapore Corp., Ltd.                           21,900     25,378             0.0%
                  Chip Eng Seng Corp., Ltd.                                         110,800     58,592             0.0%
                  City Developments, Ltd.                                            16,300    125,783             0.0%
                  ComfortDelGro Corp., Ltd.                                         118,000    231,211             0.1%
                  CSE Global, Ltd.                                                   44,000     16,380             0.0%
*                 CWT, Ltd.                                                          36,900     60,557             0.0%
                  Dairy Farm International Holdings, Ltd.                             4,300     38,248             0.0%
                  DBS Group Holdings, Ltd.                                           48,957    676,116             0.1%
                  Del Monte Pacific, Ltd.                                            53,748     12,912             0.0%
                  Delfi, Ltd.                                                        26,800     43,928             0.0%
*                 Dyna-Mac Holdings, Ltd.                                            42,000      4,506             0.0%
*                 Ezion Holdings, Ltd.                                              259,152     55,497             0.0%
#*                Ezra Holdings, Ltd.                                               190,010      1,496             0.0%
*                 Falcon Energy Group, Ltd.                                          77,000      6,071             0.0%
                  Far East Orchard, Ltd.                                             20,100     23,476             0.0%
                  First Resources, Ltd.                                              68,800     92,251             0.0%
                  Fragrance Group, Ltd.                                              64,000      7,664             0.0%
                  Frasers Centrepoint, Ltd.                                          25,800     35,073             0.0%
                  Fu Yu Corp., Ltd.                                                 102,100     17,528             0.0%
*                 Gallant Venture, Ltd.                                              52,000      5,121             0.0%
                  GL, Ltd.                                                           45,000     24,970             0.0%
                  Global Logistic Properties, Ltd.                                   52,300    107,748             0.0%
                  Golden Agri-Resources, Ltd.                                       675,700    173,830             0.1%
                  Great Eastern Holdings, Ltd.                                        1,600     25,082             0.0%
                  GuocoLand, Ltd.                                                     5,000      6,532             0.0%
*                 Halcyon Agri Corp., Ltd.                                           43,213     19,308             0.0%
                  Haw Par Corp., Ltd.                                                 1,700     12,422             0.0%
                  Hi-P International, Ltd.                                           24,600     12,156             0.0%
                  Ho Bee Land, Ltd.                                                  17,000     29,665             0.0%
                  Hong Fok Corp., Ltd.                                               47,700     27,706             0.0%
                  Hong Leong Asia, Ltd.                                              14,800     11,827             0.0%
                  Hongkong Land Holdings, Ltd.                                       14,400    110,981             0.0%
                  Hutchison Port Holdings Trust                                     344,500    139,463             0.0%
                  Hyflux, Ltd.                                                       78,700     31,258             0.0%
                  Indofood Agri Resources, Ltd.                                     119,900     41,897             0.0%
                  Japfa, Ltd.                                                        53,800     23,311             0.0%
                  Jardine Cycle & Carriage, Ltd.                                      3,866    130,828             0.0%
                  k1 Ventures, Ltd.                                                  16,400      8,450             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
SINGAPORE -- (Continued)
                  Keppel Corp., Ltd.                                                   75,800 $352,434             0.1%
                  Keppel Infrastructure Trust                                         147,425   54,892             0.0%
                  Lian Beng Group, Ltd.                                                48,000   20,632             0.0%
                  M1, Ltd.                                                             33,700   52,347             0.0%
                  Mandarin Oriental International, Ltd.                                11,800   16,862             0.0%
                  Metro Holdings, Ltd.                                                 61,400   50,746             0.0%
                  Midas Holdings, Ltd.                                                112,000   18,034             0.0%
*                 Nam Cheong, Ltd.                                                    118,000    1,433             0.0%
#*                Noble Group, Ltd.                                                 1,325,600  135,493             0.0%
                  OUE, Ltd.                                                            42,500   62,337             0.0%
                  Oversea-Chinese Banking Corp., Ltd.                                  99,860  699,389             0.1%
                  Oxley Holdings, Ltd.                                                 87,900   35,836             0.0%
                  Pan-United Corp., Ltd.                                               16,800    8,842             0.0%
                  Penguin International, Ltd.                                          28,666    5,725             0.0%
                  QAF, Ltd.                                                            29,082   27,888             0.0%
*                 Raffles Education Corp., Ltd.                                       103,000   14,748             0.0%
                  RHT Health Trust                                                     69,600   47,091             0.0%
                  Rotary Engineering, Ltd.                                             10,000    2,789             0.0%
                  SATS, Ltd.                                                           47,000  171,385             0.0%
                  SBS Transit, Ltd.                                                     6,200   11,974             0.0%
                  SembCorp Industries, Ltd.                                            95,900  207,788             0.1%
                  SembCorp Marine, Ltd.                                                62,600   72,873             0.0%
                  Sheng Siong Group, Ltd.                                              39,000   27,350             0.0%
*                 SIIC Environment Holdings, Ltd.                                     100,300   38,049             0.0%
                  Sinarmas Land, Ltd.                                                 175,900   57,260             0.0%
                  Singapore Airlines, Ltd.                                             51,400  376,544             0.1%
                  Singapore Exchange, Ltd.                                             28,200  149,429             0.0%
#                 Singapore Post, Ltd.                                                149,600  147,621             0.0%
                  Singapore Press Holdings, Ltd.                                       53,200  132,025             0.0%
                  Singapore Telecommunications, Ltd.(B02PY22)                         103,300  276,563             0.1%
                  Singapore Telecommunications, Ltd.(B02PY00)                          25,600   68,317             0.0%
#                 Sino Grandness Food Industry Group, Ltd.                             66,909   11,480             0.0%
                  Stamford Land Corp., Ltd.                                            35,000   13,438             0.0%
                  StarHub, Ltd.                                                        39,000   77,769             0.0%
                  Sunningdale Tech, Ltd.                                               26,600   32,320             0.0%
*                 Swiber Holdings, Ltd.                                                23,999      703             0.0%
*                 Tat Hong Holdings, Ltd.                                              50,600   14,472             0.0%
                  Tuan Sing Holdings, Ltd.                                            103,000   24,036             0.0%
                  UMS Holdings, Ltd.                                                   57,500   39,276             0.0%
                  United Engineers, Ltd.                                               64,100  131,994             0.0%
                  United Industrial Corp., Ltd.                                        23,400   52,921             0.0%
                  United Overseas Bank, Ltd.                                           27,426  427,015             0.1%
                  UOB-Kay Hian Holdings, Ltd.                                          18,500   18,679             0.0%
                  UOL Group, Ltd.                                                      35,351  183,099             0.1%
                  Valuetronics Holdings, Ltd.                                          38,500   22,447             0.0%
                  Venture Corp., Ltd.                                                  35,000  305,459             0.1%
                  Vibrant Group, Ltd.                                                  65,537   18,091             0.0%
                  Wee Hur Holdings, Ltd.                                               81,000   13,920             0.0%
                  Wheelock Properties Singapore, Ltd.                                  35,200   46,953             0.0%
                  Wing Tai Holdings, Ltd.                                              58,700   79,360             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
SINGAPORE -- (Continued)
*                 Yongnam Holdings, Ltd.                                             39,750 $    5,831             0.0%
                                                                                            ---------- ---------------
TOTAL SINGAPORE                                                                              7,695,017             1.2%
                                                                                            ---------- ---------------
SPAIN -- (2.8%)
                  Abertis Infraestructuras SA                                        24,855    436,941             0.1%
                  Acciona SA                                                          4,699    387,670             0.1%
                  Acerinox SA                                                        12,586    175,328             0.0%
                  ACS Actividades de Construccion y Servicios SA                     17,320    641,712             0.1%
                  Adveo Group International SA                                           65        270             0.0%
                  Aena SA                                                             1,756    309,604             0.1%
                  Almirall SA                                                         8,069    145,684             0.0%
                  Amadeus IT Group SA                                                15,792    852,282             0.1%
*                 Amper SA                                                           51,929     14,116             0.0%
                  Applus Services SA                                                 11,722    146,939             0.0%
                  Atresmedia Corp. de Medios de Comunicacion SA                       6,825     85,596             0.0%
                  Banco Bilbao Vizcaya Argentaria SA                                190,303  1,524,634             0.2%
                  Banco Bilbao Vizcaya Argentaria SA Sponsored ADR                    2,510     20,084             0.0%
                  Banco de Sabadell SA                                              410,794    790,122             0.1%
#*                Banco Popular Espanol SA                                          262,325    183,557             0.0%
                  Banco Santander SA                                                400,403  2,609,393             0.4%
                  Bankia SA                                                         277,134    336,487             0.1%
                  Bankinter SA                                                       60,199    529,929             0.1%
                  Bolsas y Mercados Espanoles SHMSF SA                                7,169    256,551             0.0%
                  CaixaBank SA                                                      127,992    581,142             0.1%
                  Cellnex Telecom SA                                                  9,746    172,023             0.0%
                  Cia de Distribucion Integral Logista Holdings SA                    1,937     46,248             0.0%
                  Cie Automotive SA                                                   6,579    141,426             0.0%
                  Construcciones y Auxiliar de Ferrocarriles SA                       1,770     71,154             0.0%
                  Distribuidora Internacional de Alimentacion SA                     56,634    336,734             0.1%
#*                Duro Felguera SA                                                    4,050      4,847             0.0%
                  Ebro Foods SA                                                       7,228    161,451             0.0%
                  Elecnor SA                                                          1,420     15,473             0.0%
                  Enagas SA                                                          19,021    499,824             0.1%
                  Ence Energia y Celulosa SA                                         17,819     63,447             0.0%
                  Endesa SA                                                          11,727    276,208             0.1%
*                 Ercros SA                                                          15,303     45,538             0.0%
                  Euskaltel SA                                                        3,278     33,266             0.0%
                  Faes Farma SA                                                      26,328     94,478             0.0%
                  Ferrovial SA                                                       19,527    415,390             0.1%
                  Fluidra SA                                                          2,916     18,429             0.0%
                  Gamesa Corp. Tecnologica SA                                        21,617    466,208             0.1%
                  Gas Natural SDG SA                                                 23,915    540,420             0.1%
                  Grupo Catalana Occidente SA                                         3,591    139,284             0.0%
                  Iberdrola SA                                                      155,491  1,117,786             0.2%
*                 Indra Sistemas SA                                                   9,309    127,398             0.0%
                  Industria de Diseno Textil SA                                      13,406    513,734             0.1%
                  Inmobiliaria Colonial SA                                           17,551    136,093             0.0%
                  Laboratorios Farmaceuticos Rovi SA                                     13        215             0.0%
*                 Liberbank SA                                                       43,582     58,205             0.0%
                  Mapfre SA                                                         117,421    409,572             0.1%
                  Mediaset Espana Comunicacion SA                                    17,968    247,537             0.0%
                  Melia Hotels International SA                                       5,483     81,304             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------ ----------- ---------------
SPAIN -- (Continued)
*                 NH Hotel Group SA                                                 14,565 $    75,332             0.0%
#                 Obrascon Huarte Lain SA                                           15,732      68,670             0.0%
                  Papeles y Cartones de Europa SA                                    7,268      54,551             0.0%
*                 Pharma Mar SA                                                      7,549      28,939             0.0%
*                 Promotora de Informaciones SA Class A                              3,939      14,034             0.0%
                  Prosegur Cia de Seguridad SA                                      31,891     208,190             0.0%
*                 Realia Business SA                                                19,186      20,332             0.0%
                  Red Electrica Corp. SA                                            19,246     375,088             0.1%
                  Repsol SA                                                         53,223     840,036             0.1%
*                 Sacyr SA                                                          50,723     126,887             0.0%
                  Saeta Yield SA                                                     1,736      17,141             0.0%
*                 Talgo SA                                                           8,518      51,124             0.0%
                  Tecnicas Reunidas SA                                               3,693     145,947             0.0%
                  Telefonica SA                                                     99,024   1,095,199             0.2%
                  Telefonica SA Sponsored ADR                                        2,163      24,009             0.0%
                  Tubacex SA                                                         6,641      21,143             0.0%
*                 Tubos Reunidos SA                                                  7,475       8,825             0.0%
                  Vidrala SA                                                         2,114     124,033             0.0%
                  Viscofan SA                                                        5,085     303,939             0.1%
                  Zardoya Otis SA                                                   13,717     126,937             0.0%
                                                                                           ----------- ---------------
TOTAL SPAIN                                                                                 19,992,089             3.0%
                                                                                           ----------- ---------------
SWEDEN -- (2.6%)
                  AAK AB                                                             2,268     162,325             0.0%
                  Acando AB                                                         15,009      54,357             0.0%
*                 AddLife AB                                                         1,213      23,047             0.0%
                  AddNode Group AB                                                   1,340      11,482             0.0%
                  AddTech AB Class B                                                 5,275      94,968             0.0%
#                 AF AB Class B                                                      4,591      96,746             0.0%
#                 Alfa Laval AB                                                     10,837     222,068             0.0%
#                 Assa Abloy AB Class B                                             18,563     401,793             0.1%
                  Atrium Ljungberg AB Class B                                        2,696      44,594             0.0%
                  Avanza Bank Holding AB                                             1,808      72,564             0.0%
                  Axfood AB                                                          6,708     106,447             0.0%
                  B&B Tools AB Class B                                               2,710      62,082             0.0%
*                 BE Group AB                                                        2,614      17,940             0.0%
                  Beijer Alma AB                                                     2,589      73,463             0.0%
                  Bilia AB Class A                                                   7,681     153,881             0.0%
                  BillerudKorsnas AB                                                23,937     383,478             0.1%
                  BioGaia AB Class B                                                 1,469      59,197             0.0%
#                 Boliden AB                                                        30,871     881,932             0.1%
                  Bonava AB                                                            374       5,988             0.0%
                  Bonava AB Class B                                                  6,486     104,869             0.0%
                  Bulten AB                                                          2,126      30,263             0.0%
                  Bure Equity AB                                                     6,723      83,130             0.0%
#                 Byggmax Group AB                                                   7,731      52,130             0.0%
                  Castellum AB                                                      16,246     222,487             0.0%
#                 Cavotec SA                                                         6,898      20,855             0.0%
                  Clas Ohlson AB Class B                                             6,230     103,354             0.0%
                  Cloetta AB Class B                                                20,574      83,111             0.0%
                  Com Hem Holding AB                                                10,469     130,258             0.0%
                  Concentric AB                                                      9,782     161,361             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
SWEDEN -- (Continued)
                  Dios Fastigheter AB                                               11,486 $ 58,872             0.0%
                  Doro AB                                                            2,536   16,746             0.0%
                  Duni AB                                                            4,409   62,429             0.0%
#                 Dustin Group AB                                                      421    3,481             0.0%
                  East Capital Explorer AB                                           1,517   12,757             0.0%
                  Elanders AB Class B                                                1,369   16,257             0.0%
#                 Electrolux AB Series B                                            10,383  308,137             0.1%
#                 Elekta AB Class B                                                 11,544  120,523             0.0%
#                 Eltel AB                                                           5,823   37,908             0.0%
                  Enea AB                                                            2,198   20,906             0.0%
                  Fabege AB                                                          9,332  160,697             0.0%
#                 Fagerhult AB                                                         775   31,994             0.0%
#*                Fastighets AB Balder Class B                                       3,678   82,120             0.0%
*                 Fingerprint Cards AB Class B                                      19,879   79,147             0.0%
                  Getinge AB Class B                                                13,195  257,738             0.1%
                  Granges AB                                                         6,563   68,149             0.0%
                  Gunnebo AB                                                         3,716   20,425             0.0%
                  Haldex AB                                                          5,611   75,255             0.0%
                  Hemfosa Fastigheter AB                                             9,766   90,485             0.0%
                  Hennes & Mauritz AB Class B                                       14,140  350,113             0.1%
#                 Hexagon AB Class B                                                 6,501  282,929             0.1%
                  Hexpol AB                                                         21,350  237,191             0.1%
                  HIQ International AB                                               5,035   34,412             0.0%
#                 Hoist Finance AB                                                   2,421   22,773             0.0%
                  Holmen AB Class B                                                  6,683  281,608             0.1%
                  Hufvudstaden AB Class A                                            5,938   93,034             0.0%
                  Husqvarna AB Class A                                               3,743   37,030             0.0%
                  Husqvarna AB Class B                                              42,784  425,314             0.1%
#                 ICA Gruppen AB                                                     3,953  134,901             0.0%
#                 Indutrade AB                                                      10,578  249,849             0.1%
#                 Intrum Justitia AB                                                 7,510  298,329             0.1%
                  Inwido AB                                                          4,496   64,562             0.0%
                  ITAB Shop Concept AB Class B                                         846    6,712             0.0%
                  JM AB                                                              9,597  337,658             0.1%
                  KappAhl AB                                                         8,396   48,519             0.0%
#                 Klovern AB Class B                                                36,412   38,350             0.0%
                  KNOW IT AB                                                         1,527   22,487             0.0%
#                 Kungsleden AB                                                     17,346   97,116             0.0%
                  Lagercrantz Group AB Class B                                       3,867   42,191             0.0%
                  Lifco AB Class B                                                   1,426   43,429             0.0%
                  Lindab International AB                                            8,854   80,880             0.0%
#                 Loomis AB Class B                                                 10,327  374,959             0.1%
*                 Lundin Petroleum AB                                                5,054   96,374             0.0%
#*                Medivir AB Class B                                                 2,235   17,275             0.0%
#                 Mekonomen AB                                                       3,298   65,380             0.0%
                  Millicom International Cellular SA                                 4,896  268,263             0.1%
                  Modern Times Group MTG AB Class B                                  6,030  196,618             0.0%
                  MQ Holding AB                                                      4,787   18,147             0.0%
#                 Mycronic AB                                                        9,725   96,034             0.0%
                  NCC AB Class B                                                    10,260  272,580             0.1%
#*                Net Insight AB Class B                                            41,405   39,966             0.0%
                  New Wave Group AB Class B                                          9,925   70,314             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SWEDEN -- (Continued)
                  Nibe Industrier AB Class B                                         23,396 $   207,221             0.0%
                  Nobia AB                                                           19,935     206,157             0.0%
#                 Nolato AB Class B                                                   3,468     110,394             0.0%
                  Nordea Bank AB                                                     79,608     979,084             0.2%
                  OEM International AB Class B                                          160       3,831             0.0%
                  Opus Group AB                                                      11,223       8,933             0.0%
                  Pandox AB                                                             967      16,241             0.0%
                  Peab AB                                                            21,564     235,497             0.0%
                  Pricer AB Class B                                                  19,106      22,006             0.0%
                  Proact IT Group AB                                                    795      17,043             0.0%
                  Probi AB                                                              221      11,081             0.0%
#*                Qliro Group AB                                                     13,238      18,821             0.0%
                  Ratos AB Class B                                                   28,933     135,692             0.0%
                  RaySearch Laboratories AB                                           1,927      48,381             0.0%
#                 Recipharm AB Class B                                                  510       7,052             0.0%
                  Rezidor Hotel Group AB                                              8,921      33,236             0.0%
                  Sagax AB Class B                                                    1,961      20,373             0.0%
#                 Sandvik AB                                                         38,936     624,225             0.1%
#*                SAS AB                                                             23,872      39,347             0.0%
                  Scandi Standard AB                                                  5,604      33,667             0.0%
                  Sectra AB Class B                                                   2,309      42,330             0.0%
                  Securitas AB Class B                                               16,440     271,727             0.1%
                  Semcon AB                                                           1,792      12,919             0.0%
                  Skandinaviska Enskilda Banken AB Class A                           37,519     432,044             0.1%
                  Skanska AB Class B                                                 13,923     332,782             0.1%
                  SkiStar AB                                                          1,784      38,175             0.0%
#*                SSAB AB Class A(BPRBWK4)                                            2,180       9,494             0.0%
*                 SSAB AB Class A(B17H0S8)                                           28,159     122,505             0.0%
*                 SSAB AB Class B(BPRBWM6)                                           12,326      43,829             0.0%
*                 SSAB AB Class B(B17H3F6)                                           62,499     221,738             0.0%
                  Svenska Cellulosa AB SCA Class A                                    1,061      35,307             0.0%
                  Svenska Cellulosa AB SCA Class B                                   19,265     637,812             0.1%
                  Svenska Handelsbanken AB Class A                                   47,376     672,168             0.1%
                  Svenska Handelsbanken AB Class B                                    1,524      21,468             0.0%
                  Sweco AB Class B                                                    4,541     112,570             0.0%
                  Swedbank AB Class A                                                22,740     538,939             0.1%
#*                Swedish Orphan Biovitrum AB                                         6,693     103,331             0.0%
                  Systemair AB                                                          168       2,985             0.0%
                  Tele2 AB Class B                                                   29,426     296,134             0.1%
                  Telia Co AB                                                       201,189     819,109             0.1%
#                 Thule Group AB (The)                                                4,115      71,327             0.0%
#                 Trelleborg AB Class B                                              21,853     513,175             0.1%
#                 Victoria Park AB Class B                                            9,440      26,318             0.0%
                  Wallenstam AB Class B                                              13,930     118,694             0.0%
#                 Wihlborgs Fastigheter AB                                            5,650     110,060             0.0%
                                                                                            ----------- ---------------
TOTAL SWEDEN                                                                                 18,574,715             2.8%
                                                                                            ----------- ---------------
SWITZERLAND -- (4.7%)
                  ABB, Ltd.                                                          53,053   1,300,024             0.2%
                  ABB, Ltd. Sponsored ADR                                             6,352     156,259             0.0%
*                 Actelion, Ltd.                                                      3,078     871,584             0.1%
                  Adecco Group AG                                                    14,263   1,059,767             0.2%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SWITZERLAND -- (Continued)
                  Allreal Holding AG                                                 1,727 $  297,143             0.1%
*                 Alpiq Holding AG                                                     542     40,259             0.0%
                  ALSO Holding AG                                                      248     31,182             0.0%
                  ams AG                                                             9,419    605,957             0.1%
                  APG SGA SA                                                            94     44,963             0.0%
*                 Arbonia AG                                                         3,998     74,351             0.0%
                  Aryzta AG                                                          8,514    276,414             0.1%
#                 Ascom Holding AG                                                   5,396    101,962             0.0%
                  Autoneum Holding AG                                                  518    153,085             0.0%
                  Bachem Holding AG Class B                                            401     47,812             0.0%
                  Baloise Holding AG                                                 5,936    870,428             0.1%
                  Bank Coop AG                                                         318     13,870             0.0%
                  Banque Cantonale de Geneve                                           114     17,755             0.0%
                  Banque Cantonale Vaudoise                                            435    315,154             0.1%
                  Basler Kantonalbank                                                  117      8,319             0.0%
                  Belimo Holding AG                                                     42    157,154             0.0%
                  Bell AG                                                              130     55,849             0.0%
                  Bellevue Group AG                                                    604     10,377             0.0%
#                 Berner Kantonalbank AG                                               283     53,802             0.0%
                  BFW Liegenschaften AG                                                179      8,186             0.0%
                  BKW AG                                                             1,274     69,000             0.0%
                  Bobst Group SA                                                       987     99,986             0.0%
                  Bossard Holding AG Class A                                         1,313    261,608             0.0%
                  Bucher Industries AG                                                 935    301,444             0.1%
#                 Burckhardt Compression Holding AG                                    339    104,013             0.0%
                  Burkhalter Holding AG                                                390     58,794             0.0%
                  Calida Holding AG                                                    368     14,589             0.0%
                  Carlo Gavazzi Holding AG                                              35     11,019             0.0%
                  Cembra Money Bank AG                                               3,017    257,388             0.0%
                  Cham Paper Holding AG                                                  3      1,116             0.0%
*                 Cicor Technologies, Ltd.                                              62      2,402             0.0%
                  Cie Financiere Richemont SA                                        9,394    784,948             0.1%
                  Cie Financiere Tradition SA                                          367     38,653             0.0%
                  Clariant AG                                                       36,295    735,036             0.1%
                  Coltene Holding AG                                                   595     50,823             0.0%
                  Conzzeta AG                                                           99     97,863             0.0%
                  Credit Suisse Group AG                                             8,183    124,799             0.0%
                  Credit Suisse Group AG Sponsored ADR                              81,256  1,239,967             0.2%
                  Daetwyler Holding AG                                               1,176    199,034             0.0%
                  DKSH Holding AG                                                    4,027    324,363             0.1%
                  dormakaba Holding AG                                                 332    284,465             0.1%
*                 Dufry AG                                                           4,390    719,331             0.1%
#                 EFG International AG                                               9,812     62,343             0.0%
                  Emmi AG                                                              304    221,965             0.0%
                  EMS-Chemie Holding AG                                                318    199,263             0.0%
                  Energiedienst Holding AG                                             346      8,677             0.0%
                  Feintool International Holding AG                                    276     35,087             0.0%
                  Flughafen Zuerich AG                                               2,455    541,027             0.1%
                  Forbo Holding AG                                                     169    277,222             0.1%
#                 Galenica AG                                                          454    493,306             0.1%
                  GAM Holding AG                                                    21,103    270,416             0.1%
                  Geberit AG                                                         1,255    571,662             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
SWITZERLAND -- (Continued)
                  Georg Fischer AG                                                     691 $651,590             0.1%
                  Givaudan SA                                                          309  595,354             0.1%
                  Gurit Holding AG                                                      46   40,085             0.0%
                  Helvetia Holding AG                                                  851  472,556             0.1%
                  Hiag Immobilien Holding AG                                           100   12,351             0.0%
#                 HOCHDORF Holding AG                                                   96   29,433             0.0%
                  Huber & Suhner AG                                                  1,315   88,550             0.0%
                  Implenia AG                                                        2,068  158,760             0.0%
                  Inficon Holding AG                                                   262  137,588             0.0%
                  Interroll Holding AG                                                  89  104,650             0.0%
                  Intershop Holding AG                                                 103   49,613             0.0%
                  Julius Baer Group, Ltd.                                           14,568  759,673             0.1%
                  Jungfraubahn Holding AG                                              368   40,319             0.0%
                  Kardex AG                                                          1,084  119,367             0.0%
                  Komax Holding AG                                                     476  127,016             0.0%
                  Kudelski SA                                                        5,386   93,426             0.0%
                  Kuehne + Nagel International AG                                    1,563  236,381             0.0%
                  LEM Holding SA                                                        41   41,909             0.0%
                  Liechtensteinische Landesbank AG                                   1,066   52,708             0.0%
                  Logitech International SA(B18ZRK2)                                 5,413  180,909             0.0%
                  Logitech International SA(H50430232)                               9,093  301,706             0.1%
                  Luzerner Kantonalbank AG                                             432  186,685             0.0%
                  MCH Group AG                                                          97    6,658             0.0%
                  Metall Zug AG Class B                                                 21   82,528             0.0%
#*                Meyer Burger Technology AG                                         9,014    7,430             0.0%
                  Mobilezone Holding AG                                              1,960   29,947             0.0%
                  Mobimo Holding AG                                                    834  224,237             0.0%
#                 OC Oerlikon Corp. AG                                              23,256  279,403             0.1%
*                 Orascom Development Holding AG                                     1,275    7,102             0.0%
#                 Orell Fuessli Holding AG                                              12    1,555             0.0%
                  Orior AG                                                             610   46,790             0.0%
#                 Partners Group Holding AG                                            732  442,499             0.1%
#                 Phoenix Mecano AG                                                     35   18,590             0.0%
                  Plazza AG Class A                                                     40    9,266             0.0%
                  PSP Swiss Property AG                                              3,502  313,973             0.1%
                  Rieter Holding AG                                                    450   99,868             0.0%
                  Romande Energie Holding SA                                             3    3,887             0.0%
*                 Schaffner Holding AG                                                  96   27,202             0.0%
*                 Schmolz + Bickenbach AG                                           51,419   47,103             0.0%
                  Schweiter Technologies AG                                            131  157,447             0.0%
                  SFS Group AG                                                       1,290  128,738             0.0%
                  SGS SA                                                               181  407,577             0.1%
                  Sika AG                                                              152  970,119             0.2%
                  Sonova Holding AG                                                  3,333  492,849             0.1%
                  St Galler Kantonalbank AG                                            279  121,158             0.0%
                  Straumann Holding AG                                                 676  356,830             0.1%
                  Sulzer AG                                                          2,017  235,386             0.0%
                  Sunrise Communications Group AG                                    4,497  334,027             0.1%
#                 Swatch Group AG (The)(7184725)                                     1,414  565,697             0.1%
                  Swatch Group AG (The)(7184736)                                     2,559  198,524             0.0%
                  Swiss Life Holding AG                                              2,321  755,341             0.1%
                  Swiss Prime Site AG                                                4,533  392,982             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SWITZERLAND -- (Continued)
                  Swiss Re AG                                                        10,301 $   895,974             0.1%
                  Swisscom AG                                                           950     414,278             0.1%
                  Swissquote Group Holding SA                                           748      20,606             0.0%
*                 Syngenta AG                                                         3,528   1,639,579             0.3%
                  Tamedia AG                                                            246      36,221             0.0%
                  Temenos Group AG                                                    5,716     494,753             0.1%
                  u-blox Holding AG                                                     602     133,418             0.0%
*                 UBS Group AG(H42097107)                                            60,036   1,021,212             0.2%
                  UBS Group AG(BRJL176)                                              41,411     706,920             0.1%
                  Valiant Holding AG                                                  1,890     216,950             0.0%
                  Valora Holding AG                                                     431     147,914             0.0%
                  Vaudoise Assurances Holding SA                                        120      62,492             0.0%
                  Vetropack Holding AG                                                   21      41,558             0.0%
                  Vontobel Holding AG                                                 3,179     187,435             0.0%
                  VP Bank AG                                                            236      27,172             0.0%
                  VZ Holding AG                                                         149      41,445             0.0%
                  Walliser Kantonalbank                                                  10         837             0.0%
#                 Walter Meier AG                                                        85       3,792             0.0%
                  Ypsomed Holding AG                                                    205      39,455             0.0%
                  Zehnder Group AG                                                    1,200      40,666             0.0%
#                 Zug Estates Holding AG Class B                                         17      29,900             0.0%
                  Zuger Kantonalbank AG                                                   9      48,263             0.0%
                  Zurich Insurance Group AG                                           4,324   1,196,616             0.2%
                                                                                            ----------- ---------------
TOTAL SWITZERLAND                                                                            33,726,063             5.1%
                                                                                            ----------- ---------------
UNITED KINGDOM -- (15.9%)
                  3i Group P.L.C.                                                    69,950     718,878             0.1%
                  4imprint Group P.L.C.                                                 388       8,947             0.0%
                  A.G. Barr P.L.C.                                                   15,468     124,319             0.0%
                  AA P.L.C.                                                          37,928     128,391             0.0%
                  Aberdeen Asset Management P.L.C.                                  127,873     462,044             0.1%
                  Acacia Mining P.L.C.                                               23,015     117,966             0.0%
                  Acal P.L.C.                                                         2,600       8,654             0.0%
                  Admiral Group P.L.C.                                               14,935     388,917             0.1%
                  Aggreko P.L.C.                                                     34,983     402,115             0.1%
                  Amec Foster Wheeler P.L.C.                                         40,909     287,210             0.1%
*                 Anglo American P.L.C.                                              51,737     740,742             0.1%
                  Anglo Pacific Group P.L.C.                                         20,199      30,589             0.0%
                  Antofagasta P.L.C.                                                 41,551     450,818             0.1%
                  Arrow Global Group P.L.C.                                          13,062      61,913             0.0%
                  Ashmore Group P.L.C.                                               31,150     140,401             0.0%
                  Ashtead Group P.L.C.                                               49,049   1,034,734             0.2%
                  Associated British Foods P.L.C.                                     6,376     232,144             0.0%
                  Auto Trader Group P.L.C.                                           45,380     235,697             0.0%
                  AVEVA Group P.L.C.                                                  6,407     169,017             0.0%
                  Aviva P.L.C.                                                       82,037     557,885             0.1%
                  Avon Rubber P.L.C.                                                  2,375      32,263             0.0%
                  B&M European Value Retail SA                                       87,988     383,975             0.1%
                  Balfour Beatty P.L.C.                                              67,741     255,910             0.0%
                  Barclays P.L.C.                                                    58,005     158,841             0.0%
                  Barclays P.L.C. Sponsored ADR                                     101,031   1,092,145             0.2%
                  Barratt Developments P.L.C.                                       103,716     778,243             0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
                  BBA Aviation P.L.C.                                                98,199 $  396,138             0.1%
                  Beazley P.L.C.                                                     74,609    425,056             0.1%
                  Bellway P.L.C.                                                     18,564    684,185             0.1%
                  Berendsen P.L.C.                                                   28,023    304,257             0.1%
                  Berkeley Group Holdings P.L.C.                                     18,632    785,850             0.1%
                  BGEO Group P.L.C.                                                   3,049    141,899             0.0%
                  BHP Billiton P.L.C. ADR                                            48,655  1,495,168             0.2%
                  Bloomsbury Publishing P.L.C.                                        4,964     11,009             0.0%
                  Bodycote P.L.C.                                                    26,121    282,060             0.1%
                  Bovis Homes Group P.L.C.                                           17,549    209,253             0.0%
                  BP P.L.C.                                                         249,628  1,429,023             0.2%
                  BP P.L.C. Sponsored ADR                                            62,322  2,138,887             0.3%
                  Braemar Shipping Services P.L.C.                                      266      1,094             0.0%
                  Brewin Dolphin Holdings P.L.C.                                     44,575    188,568             0.0%
                  Britvic P.L.C.                                                     26,738    230,048             0.0%
                  BT Group P.L.C.                                                   193,108    761,800             0.1%
                  BT Group P.L.C. Sponsored ADR                                       1,608     32,015             0.0%
*                 BTG P.L.C.                                                         21,676    190,942             0.0%
                  Bunzl P.L.C.                                                       10,423    324,927             0.1%
                  Burberry Group P.L.C.                                              31,082    649,560             0.1%
*                 Cairn Energy P.L.C.                                                76,960    193,580             0.0%
*                 Cambian Group P.L.C.                                                1,205      2,453             0.0%
                  Cape P.L.C.                                                        19,349     60,266             0.0%
                  Capita P.L.C.                                                      28,750    207,222             0.0%
                  Capital & Counties Properties P.L.C.                               56,128    229,538             0.0%
                  Card Factory P.L.C.                                                31,813    133,562             0.0%
                  Carillion P.L.C.                                                   52,504    151,231             0.0%
                  Carnival P.L.C.                                                     1,660    102,310             0.0%
#                 Carnival P.L.C. ADR                                                 5,689    350,044             0.1%
*                 Carpetright P.L.C.                                                    246        718             0.0%
                  Centamin P.L.C.                                                   161,589    370,225             0.1%
                  Centrica P.L.C.                                                   269,114    689,591             0.1%
                  Chesnara P.L.C.                                                     4,390     21,748             0.0%
                  Cineworld Group P.L.C.                                             26,025    237,290             0.0%
*                 Circassia Pharmaceuticals P.L.C.                                   29,532     38,028             0.0%
                  Clarkson P.L.C.                                                     1,371     50,836             0.0%
                  Close Brothers Group P.L.C.                                        21,888    479,553             0.1%
                  CLS Holdings P.L.C.                                                   484     12,159             0.0%
                  Cobham P.L.C.                                                     213,213    365,836             0.1%
                  Coca-Cola HBC AG                                                   13,883    385,157             0.1%
                  Communisis P.L.C.                                                  19,147     13,125             0.0%
                  Compass Group P.L.C.                                               25,724    519,391             0.1%
                  Computacenter P.L.C.                                                9,675    102,761             0.0%
                  Connect Group P.L.C.                                               18,166     29,659             0.0%
                  Consort Medical P.L.C.                                              3,514     47,333             0.0%
                  Costain Group P.L.C.                                               17,837    112,244             0.0%
                  Countrywide P.L.C.                                                 18,971     41,674             0.0%
                  Cranswick P.L.C.                                                    6,308    219,084             0.0%
                  Crest Nicholson Holdings P.L.C.                                    23,488    183,723             0.0%
                  Croda International P.L.C.                                          9,413    458,815             0.1%
*                 CYBG P.L.C.                                                        31,777    116,011             0.0%
                  Daejan Holdings P.L.C.                                                554     48,683             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
                  Daily Mail & General Trust P.L.C. Class A                          32,370 $  299,939             0.1%
#                 Dairy Crest Group P.L.C.                                           19,989    148,626             0.0%
                  DCC P.L.C.                                                          6,235    575,715             0.1%
                  De La Rue P.L.C.                                                   12,322    108,930             0.0%
                  Debenhams P.L.C.                                                  140,138     92,942             0.0%
                  Dechra Pharmaceuticals P.L.C.                                       8,908    195,204             0.0%
                  Devro P.L.C.                                                       29,151     74,851             0.0%
*                 Dialight P.L.C.                                                     2,572     33,058             0.0%
                  Dignity P.L.C.                                                      4,226    136,451             0.0%
                  Diploma P.L.C.                                                     16,931    243,110             0.0%
                  Direct Line Insurance Group P.L.C.                                185,365    837,643             0.1%
                  Dixons Carphone P.L.C.                                            119,812    520,465             0.1%
                  Domino's Pizza Group P.L.C.                                        48,143    205,999             0.0%
                  Drax Group P.L.C.                                                  46,629    195,063             0.0%
                  DS Smith P.L.C.                                                    98,264    549,389             0.1%
                  Dunelm Group P.L.C.                                                 9,332     73,346             0.0%
                  easyJet P.L.C.                                                     17,979    271,956             0.1%
                  Electrocomponents P.L.C.                                           61,471    413,161             0.1%
                  Elementis P.L.C.                                                   65,132    256,608             0.0%
*                 EnQuest P.L.C.                                                    142,691     70,518             0.0%
                  Entertainment One, Ltd.                                             3,564     11,416             0.0%
                  esure Group P.L.C.                                                 25,761     81,843             0.0%
                  Euromoney Institutional Investor P.L.C.                             3,971     53,777             0.0%
*                 Evraz P.L.C.                                                       44,279    123,996             0.0%
                  Experian P.L.C.                                                    32,293    694,711             0.1%
                  Fenner P.L.C.                                                      26,781    116,895             0.0%
                  Ferrexpo P.L.C.                                                    28,992     59,336             0.0%
                  Fidessa Group P.L.C.                                                4,123    126,297             0.0%
*                 Findel P.L.C.                                                       3,077      7,972             0.0%
*                 Firstgroup P.L.C.                                                  90,756    160,546             0.0%
                  Foxtons Group P.L.C.                                               38,161     50,598             0.0%
                  Fresnillo P.L.C.                                                   10,219    192,139             0.0%
                  G4S P.L.C.                                                        196,923    777,556             0.1%
                  Galliford Try P.L.C.                                                8,548    159,313             0.0%
                  Gem Diamonds, Ltd.                                                 15,725     17,888             0.0%
                  Genus P.L.C.                                                        5,542    123,099             0.0%
                  GKN P.L.C.                                                        179,485    834,113             0.1%
*                 Glencore P.L.C.                                                   362,503  1,424,687             0.2%
                  Go-Ahead Group P.L.C.                                               4,431    100,414             0.0%
*                 Gocompare.Com Group P.L.C.                                         25,761     30,734             0.0%
                  Grafton Group P.L.C.                                               27,545    266,503             0.0%
                  Grainger P.L.C.                                                    29,216     94,511             0.0%
                  Greencore Group P.L.C.                                            110,875    327,306             0.1%
                  Greggs P.L.C.                                                      14,923    207,899             0.0%
                  Halfords Group P.L.C.                                              27,607    133,607             0.0%
                  Halma P.L.C.                                                       39,042    532,473             0.1%
                  Hargreaves Lansdown P.L.C.                                          8,137    145,269             0.0%
                  Hays P.L.C.                                                       215,611    478,461             0.1%
                  Headlam Group P.L.C.                                                3,568     29,627             0.0%
                  Helical P.L.C.                                                     11,457     49,134             0.0%
                  Henderson Group P.L.C.                                            111,068    332,215             0.1%
                  Henry Boot P.L.C.                                                   3,282     10,677             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
                  Hill & Smith Holdings P.L.C.                                        9,793 $  168,587             0.0%
                  Hilton Food Group P.L.C.                                              318      3,175             0.0%
                  Hiscox, Ltd.                                                       36,134    529,895             0.1%
                  Hochschild Mining P.L.C.                                           15,460     50,860             0.0%
                  HomeServe P.L.C.                                                   37,800    327,967             0.1%
                  Howden Joinery Group P.L.C.                                        69,519    416,854             0.1%
                  HSBC Holdings P.L.C.                                               18,391    151,658             0.0%
                  HSBC Holdings P.L.C. Sponsored ADR                                107,520  4,426,598             0.7%
                  Hunting P.L.C.                                                     18,165    132,150             0.0%
                  Huntsworth P.L.C.                                                  16,294      9,972             0.0%
                  IG Group Holdings P.L.C.                                           49,707    349,993             0.1%
*                 Imagination Technologies Group P.L.C.                              15,921     20,768             0.0%
                  IMI P.L.C.                                                         38,564    638,691             0.1%
                  Inchcape P.L.C.                                                    54,457    602,430             0.1%
                  Indivior P.L.C.                                                    43,377    188,278             0.0%
                  Informa P.L.C.                                                     79,512    661,116             0.1%
                  Inmarsat P.L.C.                                                    82,557    873,113             0.1%
                  InterContinental Hotels Group P.L.C.                                5,397    286,052             0.1%
#                 InterContinental Hotels Group P.L.C. ADR                            7,710    407,011             0.1%
                  Intermediate Capital Group P.L.C.                                   6,273     63,497             0.0%
                  International Consolidated Airlines Group SA                       73,944    536,106             0.1%
                  Interserve P.L.C.                                                  16,368     48,932             0.0%
                  Intertek Group P.L.C.                                              12,013    632,259             0.1%
                  Investec P.L.C.                                                    67,872    502,828             0.1%
*                 IP Group P.L.C.                                                    35,664     64,597             0.0%
                  ITE Group P.L.C.                                                   43,815    100,516             0.0%
                  ITV P.L.C.                                                        143,823    391,145             0.1%
                  IWG P.L.C.                                                         97,208    408,868             0.1%
                  J Sainsbury P.L.C.                                                206,764    737,208             0.1%
                  James Fisher & Sons P.L.C.                                          6,874    142,904             0.0%
                  Jardine Lloyd Thompson Group P.L.C.                                18,475    262,338             0.0%
                  JD Sports Fashion P.L.C.                                           55,490    319,977             0.1%
                  John Laing Group P.L.C.                                             1,026      3,819             0.0%
                  John Menzies P.L.C.                                                12,719    113,995             0.0%
                  John Wood Group P.L.C.                                             34,524    339,373             0.1%
                  Johnson Matthey P.L.C.                                             17,096    659,447             0.1%
                  JRP Group P.L.C.                                                    1,121      1,804             0.0%
                  Jupiter Fund Management P.L.C.                                     62,057    381,726             0.1%
*                 KAZ Minerals P.L.C.                                                38,944    253,999             0.0%
                  KCOM Group P.L.C.                                                  86,400     98,942             0.0%
                  Keller Group P.L.C.                                                10,733    128,819             0.0%
                  Kier Group P.L.C.                                                  12,204    211,534             0.0%
                  Kingfisher P.L.C.                                                 133,569    590,901             0.1%
                  Laird P.L.C.                                                       54,148    105,150             0.0%
*                 Lamprell P.L.C.                                                    19,335     26,543             0.0%
                  Lancashire Holdings, Ltd.                                          18,313    161,750             0.0%
                  Laura Ashley Holdings P.L.C.                                       59,628     10,807             0.0%
                  Legal & General Group P.L.C.                                      335,686  1,069,856             0.2%
*                 Liberty Global P.L.C. Class A                                       3,806    134,807             0.0%
*                 Liberty Global P.L.C. Series C                                      9,330    322,911             0.1%
*                 Liberty Global P.L.C. LiLAC Class A                                   510     10,950             0.0%
*                 Liberty Global P.L.C. LiLAC Class C                                 1,254     27,397             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
                  Lloyds Banking Group P.L.C.                                       771,036 $  692,795             0.1%
#                 Lloyds Banking Group P.L.C. ADR                                   368,008  1,346,909             0.2%
                  London Stock Exchange Group P.L.C.                                  6,972    305,500             0.1%
*                 Lonmin P.L.C.                                                      14,920     21,258             0.0%
                  Lookers P.L.C.                                                     48,675     81,840             0.0%
                  Low & Bonar P.L.C.                                                 25,791     29,370             0.0%
                  LSL Property Services P.L.C.                                        6,199     16,522             0.0%
                  Man Group P.L.C.                                                  167,266    332,879             0.1%
                  Marks & Spencer Group P.L.C.                                      205,891    977,188             0.2%
                  Marshalls P.L.C.                                                   29,939    149,147             0.0%
                  McBride P.L.C.                                                     28,239     70,588             0.0%
                  McColl's Retail Group P.L.C.                                        4,154     11,132             0.0%
                  Mears Group P.L.C.                                                 12,378     83,446             0.0%
                  Meggitt P.L.C.                                                     57,579    344,816             0.1%
                  Melrose Industries P.L.C.                                         268,035    820,507             0.1%
                  Merlin Entertainments P.L.C.                                       64,135    419,782             0.1%
                  Micro Focus International P.L.C.                                   21,541    721,740             0.1%
                  Millennium & Copthorne Hotels P.L.C.                               14,939     87,160             0.0%
#                 Mitie Group P.L.C.                                                 49,951    135,541             0.0%
                  Mondi P.L.C.                                                       11,107    287,354             0.1%
                  Moneysupermarket.com Group P.L.C.                                  44,229    198,136             0.0%
                  Morgan Advanced Materials P.L.C.                                   47,500    205,367             0.0%
                  Morgan Sindall Group P.L.C.                                         3,994     54,865             0.0%
*                 Mothercare P.L.C.                                                  18,334     29,783             0.0%
                  N Brown Group P.L.C.                                               16,501     50,982             0.0%
                  National Express Group P.L.C.                                      55,721    257,911             0.0%
                  National Grid P.L.C.                                                2,435     31,529             0.0%
                  National Grid P.L.C. Sponsored ADR                                  9,218    597,972             0.1%
                  NCC Group P.L.C.                                                   20,594     37,937             0.0%
                  NEX Group P.L.C.                                                   28,350    226,305             0.0%
                  Next P.L.C.                                                         4,890    272,586             0.1%
                  Norcros P.L.C.                                                      6,916     15,468             0.0%
                  Northgate P.L.C.                                                   20,150    140,739             0.0%
                  Novae Group P.L.C.                                                  3,127     25,237             0.0%
#*                Ocado Group P.L.C.                                                 44,201    143,690             0.0%
                  Old Mutual P.L.C.                                                 242,373    608,741             0.1%
                  OneSavings Bank P.L.C.                                              4,093     23,257             0.0%
*                 Ophir Energy P.L.C.                                                90,992    101,215             0.0%
                  Oxford Instruments P.L.C.                                           4,135     52,995             0.0%
                  Pagegroup P.L.C.                                                   49,021    317,602             0.1%
                  Paragon Group of Cos. P.L.C. (The)                                 30,511    184,859             0.0%
                  PayPoint P.L.C.                                                     8,942    117,686             0.0%
*                 Paysafe Group P.L.C.                                               66,336    389,922             0.1%
                  Pearson P.L.C.                                                      7,907     65,222             0.0%
                  Pearson P.L.C. Sponsored ADR                                       25,110    205,902             0.0%
                  Pendragon P.L.C.                                                  181,326     82,187             0.0%
                  Pennon Group P.L.C.                                                26,330    292,108             0.1%
                  Persimmon P.L.C.                                                   37,591  1,134,237             0.2%
*                 Petra Diamonds, Ltd.                                               74,702    125,530             0.0%
                  Petrofac, Ltd.                                                     17,015    179,321             0.0%
*                 Petropavlovsk P.L.C.                                              321,040     32,122             0.0%
                  Pets at Home Group P.L.C.                                           7,962     19,346             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
                  Phoenix Group Holdings                                               21,613 $  206,704             0.0%
                  Photo-Me International P.L.C.                                        39,231     88,294             0.0%
                  Polypipe Group P.L.C.                                                23,586    121,788             0.0%
*                 Premier Foods P.L.C.                                                108,282     60,053             0.0%
#*                Premier Oil P.L.C.                                                   48,544     39,101             0.0%
                  Provident Financial P.L.C.                                           13,293    551,756             0.1%
#                 Prudential P.L.C. ADR                                                44,266  1,964,968             0.3%
                  PZ Cussons P.L.C.                                                    23,621    102,493             0.0%
                  Randgold Resources, Ltd.                                              5,206    457,952             0.1%
                  Rathbone Brothers P.L.C.                                              2,791     85,078             0.0%
*                 Raven Russia, Ltd.                                                   20,145     12,862             0.0%
                  Redrow P.L.C.                                                        29,452    220,016             0.0%
#                 RELX P.L.C. Sponsored ADR                                            28,757    589,231             0.1%
                  Renewi P.L.C.                                                        65,653     82,968             0.0%
                  Renishaw P.L.C.                                                       4,959    219,351             0.0%
*                 Renold P.L.C.                                                         9,728      7,902             0.0%
                  Rentokil Initial P.L.C.                                             127,498    411,064             0.1%
                  Ricardo P.L.C.                                                        6,075     68,981             0.0%
                  Rightmove P.L.C.                                                      7,525    407,978             0.1%
                  Rio Tinto P.L.C. Sponsored ADR                                       34,553  1,375,900             0.2%
                  Rolls-Royce Holdings P.L.C.(BYXYLJ2)                              8,869,817     11,488             0.0%
                  Rolls-Royce Holdings P.L.C.(B63H849)                                124,927  1,313,171             0.2%
                  Rotork P.L.C.                                                       117,528    374,397             0.1%
*                 Royal Bank of Scotland Group P.L.C.                                   7,006     24,053             0.0%
#*                Royal Bank of Scotland Group P.L.C. Sponsored ADR                    41,964    287,034             0.1%
                  Royal Dutch Shell P.L.C. Class A                                     60,127  1,561,412             0.2%
                  Royal Dutch Shell P.L.C. Class B                                     13,291    353,638             0.1%
                  Royal Dutch Shell P.L.C. Sponsored ADR, Class A                      54,657  2,852,549             0.4%
#                 Royal Dutch Shell P.L.C. Sponsored ADR, Class B                      42,847  2,318,880             0.4%
                  Royal Mail P.L.C.                                                    79,733    415,775             0.1%
                  RPC Group P.L.C.                                                     56,662    595,225             0.1%
                  RPS Group P.L.C.                                                     25,396     83,616             0.0%
                  RSA Insurance Group P.L.C.                                           85,043    656,100             0.1%
                  Saga P.L.C.                                                          72,218    196,032             0.0%
                  Sage Group P.L.C. (The)                                              37,789    328,012             0.1%
                  Savills P.L.C.                                                       21,544    259,202             0.0%
                  Schroders P.L.C.(0239581)                                             2,770     83,202             0.0%
                  Schroders P.L.C.(0240549)                                            12,432    513,370             0.1%
                  SDL P.L.C.                                                            6,858     53,477             0.0%
                  Senior P.L.C.                                                        64,178    178,302             0.0%
*                 Sepura P.L.C.                                                         4,663        921             0.0%
*                 Serco Group P.L.C.                                                   64,316     96,247             0.0%
                  Servelec Group P.L.C.                                                 2,347      8,253             0.0%
                  Severfield P.L.C.                                                    33,709     38,441             0.0%
                  Severn Trent P.L.C.                                                  12,514    376,708             0.1%
*                 Shawbrook Group P.L.C.                                                4,026     17,857             0.0%
                  SIG P.L.C.                                                           79,072    122,669             0.0%
                  Sky P.L.C.                                                           38,048    488,776             0.1%
                  Smith & Nephew P.L.C.                                                34,391    565,016             0.1%
                  Smith & Nephew P.L.C. Sponsored ADR                                     750     24,930             0.0%
                  Smiths Group P.L.C.                                                  37,001    786,584             0.1%
                  Soco International P.L.C.                                            27,557     52,233             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
                  Softcat P.L.C.                                                        504 $    2,690             0.0%
                  Spectris P.L.C.                                                    17,283    617,962             0.1%
                  Speedy Hire P.L.C.                                                 39,882     28,475             0.0%
                  Spirax-Sarco Engineering P.L.C.                                     7,791    524,609             0.1%
                  Spirent Communications P.L.C.                                      46,293     70,298             0.0%
*                 Sports Direct International P.L.C.                                 33,799    134,217             0.0%
                  SSE P.L.C.                                                         45,607    821,580             0.1%
                  SSP Group P.L.C.                                                   29,965    172,685             0.0%
                  St. Ives P.L.C.                                                     2,904      1,987             0.0%
                  St. James's Place P.L.C.                                           28,183    418,894             0.1%
                  St. Modwen Properties P.L.C.                                       30,221    143,105             0.0%
                  Stagecoach Group P.L.C.                                            35,993     94,938             0.0%
*                 Standard Chartered P.L.C.                                         109,555  1,023,835             0.2%
                  Standard Life P.L.C.                                               92,985    437,651             0.1%
                  Sthree P.L.C.                                                       5,020     21,109             0.0%
                  Stobart Group, Ltd.                                                 6,398     18,531             0.0%
                  SuperGroup P.L.C.                                                   7,191    148,463             0.0%
                  Synthomer P.L.C.                                                   50,816    325,654             0.1%
#                 TalkTalk Telecom Group P.L.C.                                      44,588    111,542             0.0%
                  Tate & Lyle P.L.C.                                                 67,220    659,209             0.1%
                  Taylor Wimpey P.L.C.                                              430,331  1,114,681             0.2%
                  Ted Baker P.L.C.                                                    2,457     88,864             0.0%
                  Telecom Plus P.L.C.                                                 8,677    141,021             0.0%
*                 Tesco P.L.C.                                                      464,145  1,101,514             0.2%
                  Thomas Cook Group P.L.C.                                          204,396    253,395             0.0%
                  Topps Tiles P.L.C.                                                 21,095     28,340             0.0%
                  TP ICAP P.L.C.                                                     48,564    288,575             0.1%
                  Travis Perkins P.L.C.                                              25,278    527,196             0.1%
                  Trifast P.L.C.                                                      6,091     17,783             0.0%
                  Trinity Mirror P.L.C.                                              44,827     63,765             0.0%
                  TT Electronics P.L.C.                                              14,705     39,248             0.0%
                  TUI AG(B11LJN4)                                                    20,624    300,038             0.1%
                  TUI AG(5666292)                                                    17,393    252,169             0.0%
#*                Tullow Oil P.L.C.                                                 157,382    426,980             0.1%
                  U & I Group P.L.C.                                                  8,612     21,202             0.0%
                  UBM P.L.C.                                                         34,720    319,331             0.1%
                  UDG Healthcare P.L.C.                                              24,106    233,478             0.0%
                  Unilever P.L.C.                                                     3,266    168,030             0.0%
                  Unilever P.L.C. Sponsored ADR                                      33,461  1,717,888             0.3%
                  Unite Group P.L.C. (The)                                           10,312     86,434             0.0%
                  United Utilities Group P.L.C.                                      12,315    155,196             0.0%
*                 Vectura Group P.L.C.                                               50,294     91,938             0.0%
                  Vedanta Resources P.L.C.                                            7,796     69,773             0.0%
                  Vesuvius P.L.C.                                                    23,467    161,339             0.0%
                  Victrex P.L.C.                                                     13,325    330,521             0.1%
                  Virgin Money Holdings UK P.L.C.                                     5,360     22,033             0.0%
                  Vitec Group P.L.C. (The)                                              435      4,802             0.0%
                  Vodafone Group P.L.C.                                             941,613  2,425,255             0.4%
                  Weir Group P.L.C. (The)                                            17,409    448,548             0.1%
                  WH Smith P.L.C.                                                    10,888    249,370             0.0%
                  Whitbread P.L.C.                                                    7,172    374,716             0.1%
                  Wincanton P.L.C.                                                    8,819     31,570             0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
*                 Wizz Air Holdings P.L.C.                                            2,207 $     50,490             0.0%
                  WM Morrison Supermarkets P.L.C.                                   240,713      747,751             0.1%
                  Wolseley P.L.C.                                                    10,123      643,376             0.1%
                  Worldpay Group P.L.C.                                              79,989      310,642             0.1%
                  WPP P.L.C.                                                         33,013      706,924             0.1%
                  WS Atkins P.L.C.                                                   14,505      403,509             0.1%
                  Xaar P.L.C.                                                         5,723       27,847             0.0%
                  XP Power, Ltd.                                                          9          308             0.0%
                  ZPG P.L.C.                                                         12,275       58,803             0.0%
                                                                                            ------------ ---------------
TOTAL UNITED KINGDOM                                                                         113,377,526            17.2%
                                                                                            ------------ ---------------
UNITED STATES -- (0.0%)
                  Sapiens International Corp. NV                                      1,873       23,081             0.0%
*                 TechnipFMC P.L.C.                                                     867       26,065             0.0%
                                                                                            ------------ ---------------
TOTAL UNITED STATES                                                                               49,146             0.0%
                                                                                            ------------ ---------------
TOTAL COMMON STOCKS                                                                          653,431,311            99.1%
                                                                                            ------------ ---------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
                  Biotest AG                                                          1,499       32,158             0.0%
                  Draegerwerk AG & Co. KGaA                                             555       60,744             0.0%
                  Fuchs Petrolub SE                                                   4,354      224,576             0.1%
                  Henkel AG & Co. KGaA                                                1,148      156,201             0.0%
                  Jungheinrich AG                                                     7,421      258,400             0.1%
                  Sartorius AG                                                        2,083      190,703             0.0%
                  Schaeffler AG                                                       1,675       28,890             0.0%
                  STO SE & Co. KGaA                                                     292       33,539             0.0%
                                                                                            ------------ ---------------
TOTAL GERMANY                                                                                    985,211             0.2%
                                                                                            ------------ ---------------
UNITED KINGDOM -- (0.0%)
                  McBride P.L.C                                                     395,346          512             0.0%
                                                                                            ------------ ---------------
TOTAL PREFERRED STOCKS                                                                           985,723             0.2%
                                                                                            ------------ ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*                 TPG Telecom, Ltd. Rights 5/12/17                                    1,096           --             0.0%
                                                                                            ------------ ---------------
FRANCE -- (0.0%)
*                 Maurel et prom Rights 12/31/00                                     16,911           --             0.0%
                                                                                            ------------ ---------------
ITALY -- (0.0%)
#*                d'Amico International Shipping SA Rights 5/18/17                   18,243          918             0.0%
                                                                                            ------------ ---------------
UNITED KINGDOM -- (0.0%)
*                 Cobham P.L.C. Rights 5/4/17                                        85,285       62,963             0.0%
                                                                                            ------------ ---------------

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
TOTAL RIGHTS/WARRANTS                                                                               63,881             0.0%
                                                                                              ------------ ---------------
TOTAL INVESTMENT SECURITIES                                                                    654,480,915
                                                                                              ------------ ---------------

                                                                                                VALUE+
                                                                                              ------------
SECURITIES LENDING COLLATERAL -- (8.2%)
(S)@              DFA Short Term Investment Fund                                    5,080,456 $ 58,796,119             8.9%
                                                                                              ------------ ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $661,635,184)                                             $713,277,034           108.2%
                                                                                              ============ ===============

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   -------------------------------------------------
                                                     LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
                                                   ------------ ------------ ---------- ------------
Common Stocks
   Australia                                       $     46,793 $ 40,871,645         -- $ 40,918,438
   Austria                                                   --    4,612,468         --    4,612,468
   Belgium                                               26,058    8,749,095         --    8,775,153
   Canada                                            69,403,662           --         --   69,403,662
   China                                                     --       54,240         --       54,240
   Denmark                                                   --    9,748,711         --    9,748,711
   Finland                                                   --   10,895,557         --   10,895,557
   France                                               165,244   49,140,562         --   49,305,806
   Germany                                              789,087   41,267,270         --   42,056,357
   Hong Kong                                                 --   19,451,401         --   19,451,401
   Ireland                                            1,541,929    2,923,904         --    4,465,833
   Israel                                               184,607    3,916,535         --    4,101,142
   Italy                                                140,418   17,030,517         --   17,170,935
   Japan                                                 17,864  150,802,946         --  150,820,810
   Netherlands                                        1,526,029   15,906,656         --   17,432,685
   New Zealand                                               --    2,592,584         --    2,592,584
   Norway                                                56,804    6,120,970         --    6,177,774
   Portugal                                                  --    2,033,199         --    2,033,199
   Singapore                                                 --    7,695,017         --    7,695,017
   Spain                                                 44,093   19,947,996         --   19,992,089
   Sweden                                                    --   18,574,715         --   18,574,715
   Switzerland                                        3,590,728   30,135,335         --   33,726,063
   United Kingdom                                    23,720,096   89,657,430         --  113,377,526
   United States                                             --       49,146         --       49,146
Preferred Stocks
   Germany                                                   --      985,211         --      985,211
   United Kingdom                                            --          512         --          512
Rights/Warrants
   Italy                                                     --          918         --          918
   United Kingdom                                            --       62,963         --       62,963
Securities Lending Collateral                                --   58,796,119         --   58,796,119
                                                   ------------ ------------ ---------- ------------
TOTAL                                              $101,253,412 $612,023,622         -- $713,277,034
                                                   ============ ============ ========== ============

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
COMMON STOCKS -- (93.7%)
BRAZIL -- (5.3%)
                  AES Tiete Energia SA(BZ8W2J5)                                          60 $       50             0.0%
                  AES Tiete Energia SA(BZ8W2L7)                                     129,215    549,175             0.1%
                  Aliansce Shopping Centers SA                                       54,075    256,741             0.0%
                  Alupar Investimento SA                                             48,425    287,586             0.0%
                  Arezzo Industria e Comercio SA                                     23,528    249,805             0.0%
*                 B2W Cia Digital(BDFZQZ7)                                           21,302     88,119             0.0%
*                 B2W Cia Digital(B1LH3Y1)                                           66,321    279,571             0.0%
                  Banco Bradesco SA                                                 205,317  2,105,533             0.2%
                  Banco do Brasil SA                                                168,374  1,742,596             0.1%
                  Banco Santander Brasil SA                                          93,532    808,005             0.1%
                  BB Seguridade Participacoes SA                                    100,848    949,685             0.1%
                  BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros           323,910  1,939,960             0.2%
*                 BR Malls Participacoes SA                                         294,467  1,303,464             0.1%
*                 Brasil Brokers Participacoes SA                                    95,800     49,197             0.0%
                  BrasilAgro - Co. Brasileira de Propriedades Agricolas              20,100     80,994             0.0%
                  Braskem SA Sponsored ADR                                           39,869    859,576             0.1%
                  BRF SA                                                            123,769  1,551,572             0.1%
                  BTG Pactual Group                                                  53,165    311,383             0.0%
                  CCR SA                                                            260,503  1,452,688             0.1%
*                 Centrais Eletricas Brasileiras SA                                  53,982    307,152             0.0%
                  Cia Brasileira de Distribuicao ADR                                 10,737    242,119             0.0%
                  Cia de Locacao das Americas                                         4,000     11,342             0.0%
                  Cia de Saneamento Basico do Estado de Sao Paulo                    88,836    819,215             0.1%
                  Cia de Saneamento Basico do Estado de Sao Paulo ADR                37,154    341,817             0.0%
                  Cia de Saneamento de Minas Gerais-COPASA                           35,720    405,135             0.0%
                  Cia Energetica de Minas Gerais                                     32,409     94,651             0.0%
                  Cia Hering                                                         65,917    457,300             0.0%
                  Cia Paranaense de Energia                                          10,700     78,715             0.0%
                  Cia Paranaense de Energia Sponsored ADR                             5,293     48,537             0.0%
*                 Cia Siderurgica Nacional SA                                        73,600    179,707             0.0%
*                 Cia Siderurgica Nacional SA Sponsored ADR                         356,608    859,425             0.1%
                  Cielo SA                                                          270,550  2,054,237             0.2%
*                 Construtora Tenda SA                                                9,782     27,182             0.0%
*                 Cosan Logistica SA                                                 50,737    105,500             0.0%
                  Cosan SA Industria e Comercio                                      26,177    306,053             0.0%
                  CPFL Energia SA                                                    48,483    397,145             0.0%
                  CVC Brasil Operadora e Agencia de Viagens SA                       30,400    296,525             0.0%
                  Cyrela Brazil Realty SA Empreendimentos e Participacoes           170,500    709,063             0.1%
                  Cyrela Commercial Properties SA Empreendimentos e Participacoes     2,400      8,431             0.0%
                  Direcional Engenharia SA                                           52,200    100,320             0.0%
                  Duratex SA                                                        183,395    515,971             0.1%
                  EcoRodovias Infraestrutura e Logistica SA                         124,736    370,980             0.0%
                  EDP - Energias do Brasil SA                                       153,812    650,323             0.1%
                  Embraer SA ADR                                                     67,156  1,289,395             0.1%
                  Engie Brasil Energia SA                                            56,349    603,603             0.1%
                  Equatorial Energia SA                                             100,663  1,823,259             0.2%
                  Estacio Participacoes SA                                          204,879  1,150,893             0.1%
*                 Eternit SA                                                         66,332     26,959             0.0%
                  Even Construtora e Incorporadora SA                               152,800    213,743             0.0%
                  Ez Tec Empreendimentos e Participacoes SA                          39,781    254,675             0.0%
                  Fibria Celulose SA                                                 88,437    819,158             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
BRAZIL -- (Continued)
#                 Fibria Celulose SA Sponsored ADR                                   39,736 $  364,776             0.0%
                  Fleury SA                                                          24,430    404,235             0.0%
                  GAEC Educacao SA                                                   15,000     63,326             0.0%
                  Gafisa SA                                                           9,783     56,063             0.0%
#                 Gafisa SA ADR                                                       3,249     36,973             0.0%
                  Gerdau SA                                                          56,767    172,945             0.0%
                  Gerdau SA Sponsored ADR                                           339,773  1,036,308             0.1%
*                 Gol Linhas Aereas Inteligentes SA ADR                                 750     23,565             0.0%
                  Grendene SA                                                        30,700    238,419             0.0%
                  Guararapes Confeccoes SA                                            5,006    141,172             0.0%
                  Helbor Empreendimentos SA                                          98,717     78,686             0.0%
                  Hypermarcas SA                                                     64,061    606,693             0.1%
                  Iguatemi Empresa de Shopping Centers SA                            18,604    194,419             0.0%
*                 International Meal Co. Alimentacao SA                             104,400    201,297             0.0%
                  Iochpe Maxion SA                                                   61,100    321,665             0.0%
                  Itau Unibanco Holding SA                                           88,193    946,379             0.1%
                  JBS SA                                                            329,035  1,064,630             0.1%
*                 JHSF Participacoes SA                                              99,000     75,481             0.0%
*                 JSL SA                                                             45,100    100,031             0.0%
                  Kepler Weber SA                                                     9,972     78,795             0.0%
                  Klabin SA                                                         196,453    977,917             0.1%
                  Kroton Educacional SA                                             435,121  2,049,451             0.2%
                  Light SA                                                           47,598    327,662             0.0%
                  Linx SA                                                            32,400    180,780             0.0%
                  Localiza Rent a Car SA                                             62,951    938,102             0.1%
                  Lojas Americanas SA                                                74,288    320,178             0.0%
                  Lojas Renner SA                                                   266,906  2,487,383             0.2%
*                 LPS Brasil Consultoria de Imoveis SA                               10,900     15,797             0.0%
                  M Dias Branco SA                                                   32,400    497,425             0.0%
*                 Magnesita Refratarios SA                                           24,615    210,554             0.0%
                  Mahle-Metal Leve SA                                                21,737    138,405             0.0%
*                 Marfrig Global Foods SA                                           112,511    255,928             0.0%
*                 Marisa Lojas SA                                                    20,771     54,642             0.0%
*                 Mills Estruturas e Servicos de Engenharia SA                       69,900     76,858             0.0%
                  Minerva SA                                                         74,186    236,064             0.0%
                  MRV Engenharia e Participacoes SA                                 170,559    856,543             0.1%
                  Multiplan Empreendimentos Imobiliarios SA                          20,446    436,097             0.0%
                  Multiplus SA                                                       28,500    350,902             0.0%
                  Natura Cosmeticos SA                                               90,600    863,455             0.1%
                  Odontoprev SA                                                     160,832    580,182             0.1%
                  Paranapanema SA                                                   103,114     42,233             0.0%
*                 Petroleo Brasileiro SA                                            276,011  1,248,726             0.1%
*                 Petroleo Brasileiro SA Sponsored ADR                              205,156  1,848,456             0.2%
                  Porto Seguro SA                                                    73,608    666,033             0.1%
                  Portobello SA                                                      54,700     49,805             0.0%
*                 Profarma Distribuidora de Produtos Farmaceuticos SA                 3,300     11,592             0.0%
*                 Prumo Logistica SA                                                 40,100    114,082             0.0%
                  QGEP Participacoes SA                                              55,700    111,609             0.0%
                  Qualicorp SA                                                      128,433    914,474             0.1%
                  Raia Drogasil SA                                                   76,914  1,634,457             0.1%
*                 Restoque Comercio e Confeccoes de Roupas SA                        48,200     69,854             0.0%
                  Rodobens Negocios Imobiliarios SA                                   8,300     14,814             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
BRAZIL -- (Continued)
*                 Rumo SA                                                             290,090 $   797,871             0.1%
*                 Santos Brasil Participacoes SA                                      128,300      94,991             0.0%
                  Sao Carlos Empreendimentos e Participacoes SA                         8,400      85,984             0.0%
                  Sao Martinho SA                                                      94,019     527,256             0.1%
                  Ser Educacional SA                                                   35,300     272,475             0.0%
                  SLC Agricola SA                                                      34,300     211,805             0.0%
                  Smiles SA                                                            34,000     739,547             0.1%
                  Sonae Sierra Brasil SA                                               13,700      93,619             0.0%
                  Sul America SA                                                      147,890     782,305             0.1%
                  Technos SA                                                           11,755      16,666             0.0%
*                 Tecnisa SA(BYQ1XZ0)                                                  15,313      13,701             0.0%
                  Tecnisa SA(B1N9YM0)                                                  72,595      64,955             0.0%
*                 Tegma Gestao Logistica SA                                             8,100      33,277             0.0%
                  Telefonica Brasil SA ADR                                              9,305     137,621             0.0%
                  Tim Participacoes SA                                                191,932     620,413             0.1%
                  Tim Participacoes SA ADR                                             24,081     387,945             0.0%
                  TOTVS SA                                                             49,148     430,467             0.0%
                  TPI - Triunfo Participacoes e Investimentos SA                       12,300      14,881             0.0%
                  Transmissora Alianca de Energia Eletrica SA                         141,568   1,026,285             0.1%
                  Tupy SA                                                              25,200     121,076             0.0%
                  Ultrapar Participacoes SA                                           111,484   2,473,402             0.2%
#                 Ultrapar Participacoes SA Sponsored ADR                              18,730     415,431             0.0%
*                 Usinas Siderurgicas de Minas Gerais SA                               25,700      71,091             0.0%
                  Vale SA                                                             145,244   1,257,023             0.1%
                  Vale SA Sponsored ADR                                               104,614     897,588             0.1%
                  Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
                    Identificacao SA                                                   21,266     150,414             0.0%
                  Via Varejo SA                                                       104,423     391,827             0.0%
                  WEG SA                                                               74,663     416,356             0.0%
                                                                                              ----------- ---------------
TOTAL BRAZIL                                                                                   67,766,820             5.4%
                                                                                              ----------- ---------------
CHILE -- (1.6%)
                  AES Gener SA                                                      1,012,657     380,945             0.0%
                  Aguas Andinas SA Class A                                          1,254,041     710,353             0.1%
                  Banco de Chile                                                    1,886,064     227,506             0.0%
                  Banco de Chile ADR                                                    5,269     386,060             0.0%
                  Banco de Credito e Inversiones                                        7,824     437,270             0.0%
                  Banco Santander Chile ADR                                            28,607     675,983             0.1%
                  Besalco SA                                                           75,179      47,599             0.0%
                  CAP SA                                                               62,823     656,087             0.1%
                  Cencosud SA                                                         262,481     747,308             0.1%
                  Cencosud SA ADR                                                       9,745      83,027             0.0%
*                 Cia Sud Americana de Vapores SA                                   6,045,162     235,397             0.0%
                  Colbun SA                                                         2,752,270     609,662             0.1%
                  Embotelladora Andina SA Class B ADR                                  12,656     321,716             0.0%
*                 Empresa Nacional de Telecomunicaciones SA                            90,301   1,082,229             0.1%
*                 Empresas AquaChile SA                                                86,244      53,502             0.0%
                  Empresas CMPC SA                                                    271,534     630,924             0.1%
                  Empresas COPEC SA                                                    62,223     693,945             0.1%
                  Empresas Hites SA                                                    72,367      76,223             0.0%
*                 Empresas La Polar SA                                                973,306      68,516             0.0%
                  Enel Americas SA                                                    405,985      80,629             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                                 ---------- ----------- ---------------
CHILE -- (Continued)
               Enel Americas SA Sponsored ADR                                       213,936 $ 2,120,110             0.2%
               Enel Chile SA(BYMLZD6)                                               405,985      44,812             0.0%
               Enel Chile SA(29278D105)                                             163,397     892,148             0.1%
               Enel Generacion Chile SA                                             182,951     140,182             0.0%
               Enel Generacion Chile SA Sponsored ADR                                24,452     561,907             0.1%
               Engie Energia Chile SA                                               267,675     497,363             0.0%
               Forus SA                                                              40,582     162,929             0.0%
               Grupo Security SA                                                    194,242      68,691             0.0%
               Inversiones Aguas Metropolitanas SA                                  320,527     506,839             0.0%
               Inversiones La Construccion SA                                        19,567     263,881             0.0%
#              Itau CorpBanca(45033E105)                                              4,431      60,793             0.0%
               Itau CorpBanca(BYT25P4)                                           60,352,225     550,123             0.0%
*              Latam Airlines Group SA                                               17,159     216,389             0.0%
#              Latam Airlines Group SA Sponsored ADR                                115,551   1,464,031             0.1%
               Masisa SA                                                            986,633      63,988             0.0%
               Molibdenos y Metales SA                                                3,068      33,794             0.0%
               Multiexport Foods SA                                                 117,053      50,867             0.0%
               Parque Arauco SA                                                     327,263     853,814             0.1%
               PAZ Corp. SA                                                          93,709     104,625             0.0%
               Ripley Corp. SA                                                      551,409     399,948             0.0%
               SACI Falabella                                                       119,161     949,463             0.1%
               Salfacorp SA                                                         171,017     197,320             0.0%
               Sigdo Koppers SA                                                     119,276     171,026             0.0%
               Sociedad Matriz SAAM SA                                            1,999,658     196,163             0.0%
               Sociedad Quimica y Minera de Chile SA Sponsored ADR                   28,316   1,006,634             0.1%
               Socovesa SA                                                          139,493      60,559             0.0%
               SONDA SA                                                             220,778     376,476             0.0%
                                                                                            ----------- ---------------
TOTAL CHILE                                                                                  20,219,756             1.6%
                                                                                            ----------- ---------------
CHINA -- (15.7%)
*              21Vianet Group, Inc. ADR                                               5,524      29,885             0.0%
               361 Degrees International, Ltd.                                      336,000     113,017             0.0%
*              51job, Inc. ADR                                                          625      25,619             0.0%
#*             58.com, Inc. ADR                                                      11,452     453,270             0.1%
               AAC Technologies Holdings, Inc.                                      127,000   1,861,692             0.2%
               Agile Group Holdings, Ltd.                                           702,749     628,104             0.1%
               Agricultural Bank of China, Ltd. Class H                           3,888,000   1,792,329             0.2%
               Air China, Ltd. Class H                                              436,000     385,491             0.0%
#              Ajisen China Holdings, Ltd.                                          161,000      71,137             0.0%
*              Alibaba Group Holding, Ltd. Sponsored ADR                             66,000   7,623,000             0.6%
#*             Alibaba Pictures Group, Ltd.                                       1,050,000     170,035             0.0%
*              Aluminum Corp. of China, Ltd. ADR                                      8,700     107,445             0.0%
#*             Aluminum Corp. of China, Ltd. Class H                                534,000     262,451             0.0%
               AMVIG Holdings, Ltd.                                                 138,000      46,087             0.0%
#*             Angang Steel Co., Ltd. Class H                                       282,000     189,261             0.0%
#              Anhui Conch Cement Co., Ltd. Class H                                 136,500     477,348             0.1%
               Anhui Expressway Co., Ltd. Class H                                   172,000     136,193             0.0%
               Anta Sports Products, Ltd.                                           307,000     861,662             0.1%
*              Anxin-China Holdings, Ltd.                                           784,000       7,277             0.0%
               Asia Cement China Holdings Corp.                                     158,000      51,175             0.0%
               AVIC International Holdings, Ltd. Class H                            100,000      52,930             0.0%
               BAIC Motor Corp., Ltd. Class H                                       381,500     367,103             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
CHINA -- (Continued)
*                 Baidu, Inc. Sponsored ADR                                             14,137 $ 2,547,911             0.2%
                  Bank of China, Ltd. Class H                                        9,653,356   4,669,450             0.4%
                  Bank of Chongqing Co., Ltd. Class H                                  182,500     152,534             0.0%
                  Bank of Communications Co., Ltd. Class H                             955,580     734,763             0.1%
#*                Baoxin Auto Group, Ltd.                                               52,823      24,419             0.0%
                  Baoye Group Co., Ltd. Class H                                        100,000      73,797             0.0%
#                 BBMG Corp. Class H                                                   340,282     181,947             0.0%
                  Beijing Capital International Airport Co., Ltd. Class H              388,000     547,366             0.1%
                  Beijing Capital Land, Ltd. Class H                                   448,000     217,483             0.0%
                  Beijing Enterprises Water Group, Ltd.                              1,074,000     821,927             0.1%
                  Beijing Jingneng Clean Energy Co., Ltd. Class H                      482,000     146,092             0.0%
                  Beijing North Star Co., Ltd. Class H                                 224,000      86,594             0.0%
                  Beijing Urban Construction Design & Development Group Co., Ltd.
                    Class H                                                             56,000      34,098             0.0%
                  Belle International Holdings, Ltd.                                 1,462,000   1,122,816             0.1%
                  Best Pacific International Holdings, Ltd.                            100,000      87,812             0.0%
#*                Biostime International Holdings, Ltd.                                 62,500     202,622             0.0%
#*                Bitauto Holdings, Ltd. ADR                                            11,240     329,557             0.0%
#                 Bloomage Biotechnology Corp., Ltd.                                    50,000      84,791             0.0%
#*                Boer Power Holdings, Ltd.                                             96,000      32,671             0.0%
                  Bosideng International Holdings, Ltd.                              1,098,000      88,843             0.0%
#*                Boyaa Interactive International, Ltd.                                 51,000      25,921             0.0%
#                 Brilliance China Automotive Holdings, Ltd.                           340,000     569,568             0.1%
#                 BYD Electronic International Co., Ltd.                               248,000     378,520             0.0%
                  C C Land Holdings, Ltd.                                              879,187     224,747             0.0%
*                 C.banner International Holdings, Ltd.                                128,000      48,024             0.0%
                  Cabbeen Fashion, Ltd.                                                 64,000      21,940             0.0%
#                 Canvest Environmental Protection Group Co., Ltd.                     122,000      69,605             0.0%
#*                CAR, Inc.                                                            247,000     232,906             0.0%
                  Carrianna Group Holdings Co., Ltd.                                   102,000      10,487             0.0%
                  CECEP COSTIN New Materials Group, Ltd.                               186,000       5,380             0.0%
                  Central China Real Estate, Ltd.                                      273,194      67,024             0.0%
#                 Central China Securities Co., Ltd. Class H                            41,000      21,738             0.0%
                  Century Sunshine Group Holdings, Ltd.                                680,000      24,885             0.0%
#*                CGN Meiya Power Holdings Co., Ltd.                                   144,000      21,253             0.0%
#                 CGN Power Co., Ltd. Class H                                        1,231,000     371,401             0.0%
                  Changshouhua Food Co., Ltd.                                          110,000      56,006             0.0%
*                 Changyou.com, Ltd. ADR                                                 2,003      65,398             0.0%
                  Chaowei Power Holdings, Ltd.                                         282,000     179,603             0.0%
*                 Cheetah Mobile, Inc. ADR                                               4,678      49,306             0.0%
*                 Chigo Holding, Ltd.                                                1,680,000      24,601             0.0%
                  China Aerospace International Holdings, Ltd.                         998,000     137,134             0.0%
*                 China Agri-Industries Holdings, Ltd.                                 924,800     457,436             0.1%
#                 China Aircraft Leasing Group Holdings, Ltd.                           20,500      24,393             0.0%
#                 China All Access Holdings, Ltd.                                      266,000      75,176             0.0%
#                 China Animation Characters Co., Ltd.                                  43,000      18,028             0.0%
                  China Aoyuan Property Group, Ltd.                                    495,000     151,405             0.0%
                  China BlueChemical, Ltd. Class H                                     753,143     216,704             0.0%
                  China Cinda Asset Management Co., Ltd. Class H                     2,135,000     811,601             0.1%
                  China CITIC Bank Corp., Ltd. Class H                                 882,000     558,324             0.1%
#*                China Coal Energy Co., Ltd. Class H                                  445,000     216,004             0.0%
                  China Communications Services Corp., Ltd. Class H                    636,800     362,386             0.0%
                  China Construction Bank Corp. Class H                             16,184,990  13,136,762             1.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
CHINA -- (Continued)
*                 China Datang Corp. Renewable Power Co., Ltd. Class H                690,000 $   70,017             0.0%
                  China Dongxiang Group Co., Ltd.                                   1,138,000    216,427             0.0%
*                 China Dynamics Holdings, Ltd.                                       980,000     31,231             0.0%
                  China Eastern Airlines Corp., Ltd. Class H                          392,000    205,382             0.0%
#                 China Electronics Corp. Holdings Co., Ltd.                          162,000     30,369             0.0%
                  China Electronics Optics Valley Union Holding Co., Ltd.             252,000     23,620             0.0%
                  China Everbright Bank Co., Ltd. Class H                             642,000    300,910             0.0%
                  China Everbright International, Ltd.                                543,000    733,346             0.1%
                  China Everbright, Ltd.                                              332,000    758,433             0.1%
#                 China Evergrande Group                                            1,442,000  1,538,028             0.1%
*                 China Fiber Optic Network System Group, Ltd.                        396,000     26,728             0.0%
                  China Financial Services Holdings, Ltd.                             182,000     17,307             0.0%
                  China Foods, Ltd.                                                   252,000     97,066             0.0%
                  China Galaxy Securities Co., Ltd. Class H                           517,500    471,639             0.1%
                  China Gas Holdings, Ltd.                                            434,000    680,405             0.1%
*                 China Glass Holdings, Ltd.                                          200,000     22,390             0.0%
#                 China Greenland Broad Greenstate Group Co., Ltd.                    184,000     39,059             0.0%
*                 China Hanking Holdings, Ltd.                                         65,000     10,438             0.0%
                  China Harmony New Energy Auto Holding, Ltd.                         192,500     71,938             0.0%
*                 China High Precision Automation Group, Ltd.                          73,000      2,147             0.0%
#                 China Hongqiao Group, Ltd.                                          488,000    442,305             0.0%
#*                China Huarong Asset Management Co., Ltd. Class H                    306,000    130,351             0.0%
                  China Huishan Dairy Holdings Co., Ltd.                              231,000     12,473             0.0%
*                 China Huiyuan Juice Group, Ltd.                                     296,000    105,965             0.0%
                  China International Marine Containers Group Co., Ltd. Class H        97,000    167,287             0.0%
*                 China ITS Holdings Co., Ltd.                                        164,000     15,808             0.0%
                  China Jinmao Holdings Group, Ltd.                                 1,591,120    514,648             0.1%
                  China Lesso Group Holdings, Ltd.                                    406,000    323,245             0.0%
                  China Life Insurance Co., Ltd. ADR                                   57,804    878,043             0.1%
                  China Life Insurance Co., Ltd. Class H                              124,000    377,241             0.0%
                  China Lilang, Ltd.                                                  171,000    107,572             0.0%
*                 China Longevity Group Co., Ltd.                                      30,000        991             0.0%
                  China Longyuan Power Group Corp., Ltd. Class H                      694,000    533,563             0.1%
#                 China Maple Leaf Educational Systems, Ltd.                           96,000     83,845             0.0%
#                 China Medical System Holdings, Ltd.                                 297,000    512,622             0.1%
                  China Mengniu Dairy Co., Ltd.                                       410,000    792,098             0.1%
                  China Merchants Bank Co., Ltd. Class H                              757,598  1,962,946             0.2%
                  China Merchants Land, Ltd.                                          584,000    108,004             0.0%
                  China Merchants Port Holdings Co., Ltd.                             293,690    839,120             0.1%
                  China Minsheng Banking Corp., Ltd. Class H                          788,100    775,380             0.1%
                  China Mobile, Ltd.                                                  422,000  4,492,873             0.4%
                  China Mobile, Ltd. Sponsored ADR                                    155,765  8,305,390             0.7%
#                 China Molybdenum Co., Ltd. Class H                                  207,000     63,016             0.0%
                  China National Materials Co., Ltd. Class H                          500,000    177,106             0.0%
*                 China New Town Development Co., Ltd.                                416,254     20,583             0.0%
#                 China NT Pharma Group Co., Ltd.                                     129,500     28,429             0.0%
#*                China Ocean Resources Co., Ltd.                                      49,842     43,802             0.0%
*                 China Oceanwide Holdings, Ltd.                                      120,000     11,876             0.0%
*                 China Oil & Gas Group, Ltd.                                       1,810,000    132,477             0.0%
                  China Oilfield Services, Ltd. Class H                               392,000    360,870             0.0%
*                 China Overseas Grand Oceans Group, Ltd.                             406,500    208,210             0.0%
                  China Overseas Land & Investment, Ltd.                              652,000  1,891,183             0.2%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
CHINA -- (Continued)
#                 China Overseas Property Holdings, Ltd.                              292,000 $   50,974             0.0%
                  China Pacific Insurance Group Co., Ltd. Class H                     162,400    599,156             0.1%
                  China Pioneer Pharma Holdings, Ltd.                                 119,000     44,390             0.0%
                  China Power International Development, Ltd.                       1,063,000    395,998             0.0%
#                 China Power New Energy Development Co., Ltd.                        150,000     91,699             0.0%
*                 China Properties Group, Ltd.                                        128,000     28,463             0.0%
                  China Railway Construction Corp., Ltd. Class H                      281,500    393,115             0.0%
                  China Railway Group, Ltd. Class H                                   374,000    316,315             0.0%
*                 China Rare Earth Holdings, Ltd.                                     771,200     55,414             0.0%
                  China Reinsurance Group Corp. Class H                                51,000     11,728             0.0%
#                 China Resources Cement Holdings, Ltd.                               708,000    387,101             0.0%
                  China Resources Gas Group, Ltd.                                     234,000    788,601             0.1%
                  China Resources Land, Ltd.                                          674,222  1,868,287             0.2%
                  China Resources Power Holdings Co., Ltd.                            425,903    766,801             0.1%
                  China Sanjiang Fine Chemicals Co., Ltd.                             181,000     58,051             0.0%
                  China SCE Property Holdings, Ltd.                                   527,600    199,944             0.0%
#*                China Shanshui Cement Group, Ltd.                                   660,790     43,283             0.0%
#*                China Shengmu Organic Milk, Ltd.                                    243,000     50,898             0.0%
                  China Shenhua Energy Co., Ltd. Class H                              400,384    932,015             0.1%
                  China Shineway Pharmaceutical Group, Ltd.                           124,000    149,956             0.0%
#                 China Silver Group, Ltd.                                            120,000     22,084             0.0%
#                 China Singyes Solar Technologies Holdings, Ltd.                     209,999     98,152             0.0%
#                 China South City Holdings, Ltd.                                   1,134,000    221,441             0.0%
                  China Southern Airlines Co., Ltd. Class H                           314,000    208,728             0.0%
                  China Southern Airlines Co., Ltd. Sponsored ADR                       6,230    203,347             0.0%
                  China State Construction International Holdings, Ltd.               451,919    818,913             0.1%
                  China Suntien Green Energy Corp., Ltd. Class H                      647,000    137,891             0.0%
*                 China Taifeng Beddings Holdings, Ltd.                               134,000      3,489             0.0%
*                 China Taiping Insurance Holdings Co., Ltd.                          357,612    890,370             0.1%
#                 China Telecom Corp., Ltd. ADR                                        16,175    792,898             0.1%
                  China Telecom Corp., Ltd. Class H                                    16,000      7,805             0.0%
                  China Tian Lun Gas Holdings, Ltd.                                    79,500     46,574             0.0%
#                 China Traditional Chinese Medicine Holdings Co., Ltd.               450,000    263,464             0.0%
#                 China Travel International Investment Hong Kong, Ltd.               800,000    231,239             0.0%
                  China Unicom Hong Kong, Ltd.                                      1,380,000  1,785,753             0.2%
                  China Unicom Hong Kong, Ltd. ADR                                     98,464  1,278,063             0.1%
                  China Vanke Co., Ltd. Class H                                       222,400    563,562             0.1%
                  China Water Affairs Group, Ltd.                                     296,000    197,788             0.0%
#*                China Water Industry Group, Ltd.                                    216,000     48,842             0.0%
#*                China Yurun Food Group, Ltd.                                        581,000     87,352             0.0%
                  China ZhengTong Auto Services Holdings, Ltd.                        419,500    230,359             0.0%
#                 China Zhongwang Holdings, Ltd.                                      659,118    298,796             0.0%
*                 Chinasoft International, Ltd.                                       216,000    129,715             0.0%
                  Chongqing Machinery & Electric Co., Ltd. Class H                    476,000     61,735             0.0%
                  Chongqing Rural Commercial Bank Co., Ltd. Class H                   862,000    592,006             0.1%
*                 Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.           92,000     12,994             0.0%
                  CIFI Holdings Group Co., Ltd.                                     1,118,000    403,630             0.0%
                  CIMC Enric Holdings, Ltd.                                           174,000    101,406             0.0%
*                 CITIC Dameng Holdings, Ltd.                                         235,000     12,520             0.0%
*                 CITIC Resources Holdings, Ltd.                                      840,000    101,383             0.0%
                  CITIC Securities Co., Ltd. Class H                                  272,500    571,178             0.1%
                  CITIC, Ltd.                                                         939,433  1,362,182             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
CHINA -- (Continued)
                  Citychamp Watch & Jewellery Group, Ltd.                             286,000 $   63,546             0.0%
                  Clear Media, Ltd.                                                    24,000     26,219             0.0%
                  CNOOC, Ltd. Sponsored ADR                                            26,345  3,059,972             0.3%
#*                Cogobuy Group                                                       152,000    218,573             0.0%
#                 Colour Life Services Group Co., Ltd.                                 31,000     18,303             0.0%
                  Comba Telecom Systems Holdings, Ltd.                                626,533     91,714             0.0%
*                 Comtec Solar Systems Group, Ltd.                                    278,000     11,611             0.0%
                  Concord New Energy Group, Ltd.                                    1,414,648     67,194             0.0%
                  Consun Pharmaceutical Group, Ltd.                                    54,000     36,550             0.0%
#*                Coolpad Group, Ltd.                                               1,352,000    125,147             0.0%
                  COSCO SHIPPING Energy Transportation Co., Ltd. Class H              287,654    157,070             0.0%
                  COSCO SHIPPING Ports, Ltd.                                          495,777    542,791             0.1%
*                 Coslight Technology International Group Co., Ltd.                    52,000     26,590             0.0%
#                 Cosmo Lady China Holdings Co., Ltd.                                 176,000     52,232             0.0%
#                 Country Garden Holdings Co., Ltd.                                 1,606,000  1,527,387             0.1%
                  CP Pokphand Co., Ltd.                                             1,626,000    139,821             0.0%
                  CPMC Holdings, Ltd.                                                 201,000    111,340             0.0%
                  CSPC Pharmaceutical Group, Ltd.                                   1,118,000  1,550,683             0.1%
#                 CSSC Offshore and Marine Engineering Group Co., Ltd. Class H         14,000     27,892             0.0%
#                 CT Environmental Group, Ltd.                                        700,000    130,410             0.0%
#*                Ctrip.com International, Ltd. ADR                                    28,355  1,432,211             0.1%
*                 DaChan Food Asia, Ltd.                                               57,000      5,135             0.0%
                  Dah Chong Hong Holdings, Ltd.                                       370,000    159,751             0.0%
#                 Dalian Port PDA Co., Ltd. Class H                                   266,799     47,292             0.0%
*                 Daphne International Holdings, Ltd.                                 418,000     41,264             0.0%
#                 Datang International Power Generation Co., Ltd. Class H             644,000    191,863             0.0%
                  Dawnrays Pharmaceutical Holdings, Ltd.                              124,000     72,627             0.0%
*                 DBA Telecommunication Asia Holdings, Ltd.                           112,000        945             0.0%
#*                Digital China Holdings, Ltd.                                        305,000    250,841             0.0%
#                 Dongfang Electric Corp., Ltd. Class H                                98,000     86,379             0.0%
#                 Dongjiang Environmental Co., Ltd. Class H                            16,200     26,808             0.0%
*                 Dongyue Group, Ltd.                                                 485,000     16,018             0.0%
                  Dynagreen Environmental Protection Group Co., Ltd. Class H           88,000     50,402             0.0%
*                 eHi Car Services, Ltd. Sponsored ADR                                  1,400     14,168             0.0%
                  Embry Holdings, Ltd.                                                 14,000      5,995             0.0%
                  ENN Energy Holdings, Ltd.                                           176,000    954,075             0.1%
                  EVA Precision Industrial Holdings, Ltd.                             342,000     56,662             0.0%
                  Fantasia Holdings Group Co., Ltd.                                   787,500    123,371             0.0%
#                 Far East Horizon, Ltd.                                              283,000    260,328             0.0%
                  First Tractor Co., Ltd. Class H                                      68,000     36,660             0.0%
*                 Forgame Holdings, Ltd.                                                4,800      6,112             0.0%
                  Fosun International, Ltd.                                           339,955    514,169             0.1%
                  Fu Shou Yuan International Group, Ltd.                              296,000    189,040             0.0%
#                 Fufeng Group, Ltd.                                                  444,400    303,705             0.0%
#*                Fuguiniao Co., Ltd. Class H                                          51,000      9,540             0.0%
#                 Fullshare Holdings, Ltd.                                            879,983    285,093             0.0%
                  Future Land Development Holdings, Ltd.                              666,000    196,624             0.0%
                  Fuyao Glass Industry Group Co., Ltd. Class H                         71,200    251,343             0.0%
#*                GCL-Poly Energy Holdings, Ltd.                                    5,026,000    606,649             0.1%
                  Geely Automobile Holdings, Ltd.                                   1,065,000  1,434,933             0.1%
                  Gemdale Properties & Investment Corp., Ltd.                         190,000     13,171             0.0%
                  GF Securities Co., Ltd. Class H                                     130,600    270,069             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
CHINA -- (Continued)
*                 Glorious Property Holdings, Ltd.                                  1,043,000 $  120,606             0.0%
                  Golden Eagle Retail Group, Ltd.                                     169,000    257,375             0.0%
                  Goldlion Holdings, Ltd.                                              61,152     26,024             0.0%
#                 Goldpac Group, Ltd.                                                  85,000     32,204             0.0%
#                 GOME Electrical Appliances Holding, Ltd.                          4,168,940    567,796             0.1%
                  Good Friend International Holdings, Inc.                             22,000      6,101             0.0%
                  Goodbaby International Holdings, Ltd.                               170,000     76,672             0.0%
                  Greatview Aseptic Packaging Co., Ltd.                               314,000    162,569             0.0%
*                 Greenland Hong Kong Holdings, Ltd.                                  384,000    123,818             0.0%
#*                Greentown China Holdings, Ltd.                                      294,500    282,926             0.0%
                  Guangdong Investment, Ltd.                                          560,000    866,196             0.1%
*                 Guangdong Land Holdings, Ltd.                                       142,000     31,938             0.0%
                  Guangdong Yueyun Transportation Co., Ltd. Class H                    50,000     36,112             0.0%
                  Guangshen Railway Co., Ltd. Class H                                  54,000     29,276             0.0%
                  Guangshen Railway Co., Ltd. Sponsored ADR                             6,762    183,115             0.0%
                  Guangzhou Automobile Group Co., Ltd. Class H                        139,740    217,170             0.0%
#                 Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H       20,000     57,161             0.0%
                  Guangzhou R&F Properties Co., Ltd. Class H                          392,400    660,474             0.1%
*                 Guodian Technology & Environment Group Corp., Ltd. Class H          235,000     16,007             0.0%
                  Guolian Securities Co., Ltd. Class H                                 36,500     19,740             0.0%
#*                Haichang Ocean Park Holdings, Ltd.                                  119,000     25,537             0.0%
                  Haier Electronics Group Co., Ltd.                                   311,000    721,152             0.1%
                  Haitian International Holdings, Ltd.                                146,000    357,530             0.0%
                  Haitong Securities Co., Ltd. Class H                                290,400    478,862             0.1%
*                 Hanergy Thin Film Power Group, Ltd.                               1,016,000      4,971             0.0%
                  Hengan International Group Co., Ltd.                                221,500  1,655,183             0.1%
*                 Hengdeli Holdings, Ltd.                                             967,200    118,014             0.0%
*                 Hi Sun Technology China, Ltd.                                       126,000     21,184             0.0%
                  Hilong Holding, Ltd.                                                497,000    108,396             0.0%
*                 HKC Holdings, Ltd.                                                   42,723     29,198             0.0%
                  HNA Infrastructure Co., Ltd. Class H                                 65,000     54,371             0.0%
*                 Honghua Group, Ltd.                                                 834,000     84,562             0.0%
                  Honworld Group, Ltd.                                                 25,500     13,659             0.0%
#                 Hopewell Highway Infrastructure, Ltd.                               267,972    154,883             0.0%
                  Hopson Development Holdings, Ltd.                                   293,000    279,005             0.0%
#                 HOSA International, Ltd.                                            118,000     37,145             0.0%
*                 Hua Han Health Industry Holdings, Ltd.                            1,184,000     30,261             0.0%
                  Hua Hong Semiconductor, Ltd.                                         12,000     17,014             0.0%
                  Huadian Fuxin Energy Corp., Ltd. Class H                            782,000    180,774             0.0%
#                 Huadian Power International Corp., Ltd. Class H                     382,000    160,930             0.0%
#                 Huaneng Power International, Inc. Class H                           352,000    242,633             0.0%
                  Huaneng Power International, Inc. Sponsored ADR                       6,108    167,115             0.0%
                  Huaneng Renewables Corp., Ltd. Class H                            1,514,000    528,494             0.1%
                  Huatai Securities Co., Ltd. Class H                                 117,800    228,112             0.0%
                  Huishang Bank Corp., Ltd. Class H                                   228,000    107,745             0.0%
#*                IMAX China Holding, Inc.                                              5,200     24,453             0.0%
                  Industrial & Commercial Bank of China, Ltd. Class H               9,035,017  5,889,617             0.5%
                  Inspur International, Ltd.                                           45,000      9,308             0.0%
                  Intime Retail Group Co., Ltd.                                       269,000    340,308             0.0%
*                 JD.com, Inc. ADR                                                     30,300  1,062,621             0.1%
#                 Jiangnan Group, Ltd.                                                488,000     62,688             0.0%
                  Jiangsu Expressway Co., Ltd. Class H                                270,000    398,412             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
CHINA -- (Continued)
                  Jiangxi Copper Co., Ltd. Class H                                    272,000 $  423,713             0.0%
#*                JinkoSolar Holding Co., Ltd. ADR                                      5,526     95,821             0.0%
                  Ju Teng International Holdings, Ltd.                                316,000    116,448             0.0%
                  K Wah International Holdings, Ltd.                                   51,000     32,363             0.0%
*                 Kai Yuan Holdings, Ltd.                                           1,320,000     14,398             0.0%
#*                Kaisa Group Holdings, Ltd.                                          662,000    198,302             0.0%
                  Kangda International Environmental Co., Ltd.                        121,000     28,121             0.0%
*                 Kasen International Holdings, Ltd.                                  254,000     44,741             0.0%
                  Kingboard Chemical Holdings, Ltd.                                   281,400  1,013,477             0.1%
                  Kingboard Laminates Holdings, Ltd.                                  281,973    339,847             0.0%
#*                Kingdee International Software Group Co., Ltd.                      328,000    138,106             0.0%
#                 Koradior Holdings, Ltd.                                              35,000     37,432             0.0%
                  Kunlun Energy Co., Ltd.                                           1,200,000  1,082,912             0.1%
                  KWG Property Holding, Ltd.                                          510,330    385,508             0.0%
*                 Labixiaoxin Snacks Group, Ltd.                                       73,000      4,227             0.0%
                  Lai Fung Holdings, Ltd.                                           1,735,000     48,165             0.0%
                  Le Saunda Holdings, Ltd.                                             92,400     20,561             0.0%
                  Lee & Man Chemical Co., Ltd.                                         28,000     13,681             0.0%
                  Lee & Man Paper Manufacturing, Ltd.                                 566,000    443,181             0.1%
                  Lee's Pharmaceutical Holdings, Ltd.                                  56,500     55,649             0.0%
                  Lenovo Group, Ltd.                                                2,190,000  1,400,162             0.1%
                  Leoch International Technology, Ltd.                                148,000     36,524             0.0%
#*                Leyou Technologies Holdings, Ltd.                                   450,000     92,375             0.0%
#*                Lianhua Supermarket Holdings Co., Ltd. Class H                      163,200     70,000             0.0%
*                 Lifetech Scientific Corp.                                           762,000    194,765             0.0%
                  Livzon Pharmaceutical Group, Inc. Class H                             8,900     56,087             0.0%
#                 Logan Property Holdings Co., Ltd.                                   220,000    125,968             0.0%
                  Longfor Properties Co., Ltd.                                        386,500    668,772             0.1%
                  Lonking Holdings, Ltd.                                              817,000    228,536             0.0%
#                 Luye Pharma Group, Ltd.                                             142,000     85,767             0.0%
*                 Maanshan Iron & Steel Co., Ltd. Class H                             464,000    156,587             0.0%
*                 Maoye International Holdings, Ltd.                                  583,000     62,190             0.0%
*                 Microport Scientific Corp.                                           77,000     53,923             0.0%
*                 MIE Holdings Corp.                                                  410,000     38,946             0.0%
#                 MIN XIN Holdings, Ltd.                                               66,000     53,326             0.0%
*                 Mingfa Group International Co., Ltd.                                374,000     14,425             0.0%
                  Minmetals Land, Ltd.                                                347,644     42,404             0.0%
                  Minth Group, Ltd.                                                   230,000    853,546             0.1%
*                 MMG, Ltd.                                                         1,110,000    379,015             0.0%
#                 MOBI Development Co., Ltd.                                          100,000     16,439             0.0%
#*                Munsun Capital Group, Ltd.                                        1,426,000     13,571             0.0%
                  Nature Home Holding Co., Ltd.                                        19,000      2,563             0.0%
                  NetEase, Inc. ADR                                                    12,473  3,310,209             0.3%
                  New China Life Insurance Co., Ltd. Class H                           73,200    361,565             0.0%
*                 New Oriental Education & Technology Group, Inc. Sponsored ADR        10,059    649,208             0.1%
*                 New World Department Store China, Ltd.                              209,000     31,377             0.0%
                  Nexteer Automotive Group, Ltd.                                      320,000    498,283             0.1%
                  Nine Dragons Paper Holdings, Ltd.                                   466,000    502,564             0.1%
#*                Noah Holdings, Ltd. ADR                                               1,733     43,706             0.0%
#*                North Mining Shares Co., Ltd.                                     1,710,000     34,701             0.0%
*                 NQ Mobile, Inc. Class A ADR                                           6,017     22,684             0.0%
                  NVC Lighting Holdings, Ltd.                                         403,000     45,536             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
CHINA -- (Continued)
*                 O-Net Technologies Group, Ltd.                                       65,000 $   43,995             0.0%
#*                Ourgame International Holdings, Ltd.                                 32,000     11,533             0.0%
                  Overseas Chinese Town Asia Holdings, Ltd.                           154,000     61,436             0.0%
#                 Pacific Online, Ltd.                                                219,000     52,605             0.0%
                  Parkson Retail Group, Ltd.                                          656,500     82,607             0.0%
#                 PAX Global Technology, Ltd.                                         299,000    184,662             0.0%
                  People's Insurance Co. Group of China, Ltd. (The) Class H         1,398,000    576,089             0.1%
                  Phoenix Satellite Television Holdings, Ltd.                         230,000     39,295             0.0%
                  PICC Property & Casualty Co., Ltd. Class H                        1,188,388  1,910,347             0.2%
                  Ping An Insurance Group Co. of China, Ltd. Class H                1,144,000  6,431,857             0.5%
                  Poly Culture Group Corp., Ltd. Class H                               19,200     50,597             0.0%
#*                Poly Property Group Co., Ltd.                                       889,111    364,287             0.0%
                  Pou Sheng International Holdings, Ltd.                              403,687     86,116             0.0%
                  Powerlong Real Estate Holdings, Ltd.                                493,000    232,551             0.0%
*                 Prosperity International Holdings HK, Ltd.                          700,000     10,960             0.0%
#*                PW Medtech Group, Ltd.                                              223,000     52,671             0.0%
*                 Q Technology Group Co., Ltd.                                         76,000     64,530             0.0%
#                 Qingdao Port International Co., Ltd. Class H                         86,000     45,782             0.0%
                  Qingling Motors Co., Ltd. Class H                                   186,000     61,426             0.0%
#                 Qinhuangdao Port Co., Ltd. Class H                                  119,000     35,939             0.0%
*                 Qinqin Foodstuffs Group Cayman Co., Ltd.                             24,300      8,685             0.0%
*                 Qunxing Paper Holdings Co., Ltd.                                    124,416      6,046             0.0%
                  Real Nutriceutical Group, Ltd.                                      445,000     25,977             0.0%
#*                Renhe Commercial Holdings Co., Ltd.                               6,579,854    168,163             0.0%
                  Road King Infrastructure, Ltd.                                       98,000    145,324             0.0%
*                 Sany Heavy Equipment International Holdings Co., Ltd.               344,000     67,145             0.0%
*                 Scud Group, Ltd.                                                    206,000      5,164             0.0%
#                 Seaspan Corp.                                                         3,888     27,372             0.0%
#*                Semiconductor Manufacturing International Corp.                     662,900    837,409             0.1%
*                 Semiconductor Manufacturing International Corp. ADR                  35,721    224,685             0.0%
                  Shandong Chenming Paper Holdings, Ltd. Class H                      105,500    121,234             0.0%
                  Shandong Weigao Group Medical Polymer Co., Ltd. Class H             316,000    230,280             0.0%
#                 Shanghai Dasheng Agricultural Finance Technology Co., Ltd.
                    Class H                                                           376,000     37,235             0.0%
*                 Shanghai Fudan Microelectronics Group Co., Ltd. Class H              30,000     22,812             0.0%
                  Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H       31,000     25,084             0.0%
                  Shanghai Industrial Urban Development Group, Ltd.                   636,000    137,163             0.0%
#                 Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H     138,000     40,231             0.0%
                  Shanghai Prime Machinery Co., Ltd. Class H                          278,000     53,536             0.0%
*                 Shanghai Zendai Property, Ltd.                                      205,000      3,079             0.0%
                  Shengjing Bank Co., Ltd. Class H                                     20,000     17,210             0.0%
*                 Shengli Oil & Gas Pipe Holdings, Ltd.                               144,000      5,920             0.0%
                  Shenguan Holdings Group, Ltd.                                       550,000     40,258             0.0%
                  Shenzhen Expressway Co., Ltd. Class H                               214,000    194,899             0.0%
                  Shenzhen International Holdings, Ltd.                               239,871    402,663             0.0%
                  Shenzhen Investment, Ltd.                                         1,207,078    547,016             0.1%
#                 Shenzhou International Group Holdings, Ltd.                         137,000    901,450             0.1%
                  Shimao Property Holdings, Ltd.                                      539,856    866,482             0.1%
*                 Shougang Concord International Enterprises Co., Ltd.              1,338,000     42,432             0.0%
                  Shougang Fushan Resources Group, Ltd.                             1,016,000    186,624             0.0%
                  Shui On Land, Ltd.                                                1,537,521    341,683             0.0%
#*                Shunfeng International Clean Energy, Ltd.                           438,000     26,985             0.0%
                  Sichuan Expressway Co., Ltd. Class H                                284,000    124,507             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
CHINA -- (Continued)
#                 Sihuan Pharmaceutical Holdings Group, Ltd.                          985,000 $   437,735             0.0%
*                 Silver Grant International Industries, Ltd.                         100,000      15,408             0.0%
                  Sino Biopharmaceutical, Ltd.                                      1,274,000   1,046,954             0.1%
*                 Sino Oil And Gas Holdings, Ltd.                                   4,435,000     107,089             0.0%
                  Sino-Ocean Group Holdings, Ltd.                                     877,003     427,816             0.0%
#                 Sinofert Holdings, Ltd.                                             996,000     132,984             0.0%
*                 Sinolink Worldwide Holdings, Ltd.                                   322,000      34,751             0.0%
                  SinoMedia Holding, Ltd.                                             118,644      26,193             0.0%
                  Sinopec Kantons Holdings, Ltd.                                      198,000     100,929             0.0%
#*                Sinopec Oilfield Service Corp. Class H                              358,000      62,498             0.0%
                  Sinopec Shanghai Petrochemical Co., Ltd. Class H                    846,000     472,732             0.1%
                  Sinopharm Group Co., Ltd. Class H                                   231,600   1,038,088             0.1%
#                 Sinosoft Technology Group, Ltd.                                     197,800      62,459             0.0%
#*                Sinotrans Shipping, Ltd.                                            573,173     128,814             0.0%
                  Sinotrans, Ltd. Class H                                             604,000     269,880             0.0%
                  Sinotruk Hong Kong, Ltd.                                            263,500     183,000             0.0%
                  Skyworth Digital Holdings, Ltd.                                     645,193     374,369             0.0%
#                 SMI Holdings Group, Ltd.                                            624,000      54,479             0.0%
                  SOHO China, Ltd.                                                    908,912     495,239             0.1%
*                 Sohu.com, Inc.                                                        1,342      52,070             0.0%
#*                Sound Global, Ltd.                                                   47,000      11,750             0.0%
*                 Sparkle Roll Group, Ltd.                                            456,000      32,842             0.0%
                  Springland International Holdings, Ltd.                             136,000      24,472             0.0%
#*                SPT Energy Group, Inc.                                              270,000      20,082             0.0%
*                 SRE Group, Ltd.                                                   2,226,857      53,771             0.0%
                  SSY Group, Ltd.                                                     799,719     309,186             0.0%
                  Sun Art Retail Group, Ltd.                                          688,000     708,812             0.1%
#                 Sunac China Holdings, Ltd.                                          571,000     743,648             0.1%
                  Sunny Optical Technology Group Co., Ltd.                            163,000   1,339,318             0.1%
*                 TAL Education Group ADR                                               5,160     614,608             0.1%
#*                Tarena International, Inc. ADR                                        2,719      50,601             0.0%
#                 TCC International Holdings, Ltd.                                    654,692     299,337             0.0%
*                 TCL Multimedia Technology Holdings, Ltd.                            117,000      57,825             0.0%
#                 Technovator International, Ltd.                                     106,000      40,136             0.0%
                  Tencent Holdings, Ltd.                                              675,400  21,162,524             1.7%
                  Tenfu Cayman Holdings Co., Ltd.                                      34,000      10,044             0.0%
                  Texhong Textile Group, Ltd.                                         125,000     151,371             0.0%
#*                Tian An China Investment Co., Ltd.                                   91,000      73,522             0.0%
                  Tian Shan Development Holdings, Ltd.                                104,000      40,367             0.0%
                  Tiangong International Co., Ltd.                                    536,000      52,997             0.0%
                  Tianjin Capital Environmental Protection Group Co., Ltd. Class H     40,000      27,167             0.0%
                  Tianjin Development Holdings, Ltd.                                   80,000      50,021             0.0%
                  Tianjin Port Development Holdings, Ltd.                             744,000     130,938             0.0%
                  Tianneng Power International, Ltd.                                  292,000     255,833             0.0%
                  Tianyi Summi Holdings, Ltd.                                         108,000      15,262             0.0%
#                 Tingyi Cayman Islands Holding Corp.                                 604,000     775,752             0.1%
                  Tomson Group, Ltd.                                                   74,393      39,498             0.0%
                  Tong Ren Tang Technologies Co., Ltd. Class H                        176,000     296,554             0.0%
#                 Tongda Group Holdings, Ltd.                                       1,160,000     454,169             0.1%
                  Tonly Electronics Holdings, Ltd.                                     22,200      14,183             0.0%
                  Towngas China Co., Ltd.                                             396,000     236,627             0.0%
                  TPV Technology, Ltd.                                                401,412     109,775             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
CHINA -- (Continued)
                  Travelsky Technology, Ltd. Class H                                  146,500 $    385,591             0.0%
                  Trigiant Group, Ltd.                                                190,000       30,029             0.0%
#                 Truly International Holdings, Ltd.                                  641,140      217,375             0.0%
                  Uni-President China Holdings, Ltd.                                  466,966      328,083             0.0%
#*                United Energy Group, Ltd.                                         1,616,000       62,217             0.0%
*                 Universal Health International Group Holding, Ltd.                  392,000       12,544             0.0%
#                 Universal Medical Financial & Technical Advisory Services Co.,
                    Ltd.                                                               39,500       33,787             0.0%
                  Vinda International Holdings, Ltd.                                   11,000       22,327             0.0%
*                 Vipshop Holdings, Ltd. ADR                                           90,055    1,249,063             0.1%
                  Want Want China Holdings, Ltd.                                    1,625,000    1,168,599             0.1%
#                 Wasion Group Holdings, Ltd.                                         176,000       85,636             0.0%
#                 Weichai Power Co., Ltd. Class H                                     257,560      417,338             0.0%
                  Weiqiao Textile Co. Class H                                         172,500      123,747             0.0%
                  Welling Holding, Ltd.                                               450,800      101,309             0.0%
*                 West China Cement, Ltd.                                             864,000      129,886             0.0%
                  Xiamen International Port Co., Ltd. Class H                         360,000       71,611             0.0%
#*                Xinchen China Power Holdings, Ltd.                                  128,000       20,699             0.0%
                  Xingda International Holdings, Ltd.                                 363,000      145,398             0.0%
                  Xinhua Winshare Publishing and Media Co., Ltd. Class H               75,000       66,559             0.0%
#                 Xinjiang Goldwind Science & Technology Co., Ltd. Class H             71,800      104,527             0.0%
*                 Xinjiang Xinxin Mining Industry Co., Ltd. Class H                   236,000       28,763             0.0%
#                 Xinyi Solar Holdings, Ltd.                                        1,066,000      332,696             0.0%
#                 XTEP International Holdings, Ltd.                                   168,500       67,101             0.0%
*                 Yanchang Petroleum International, Ltd.                            2,200,000       51,406             0.0%
#                 Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H        14,000       29,320             0.0%
                  Yanzhou Coal Mining Co., Ltd. Class H                               226,000      195,367             0.0%
                  Yanzhou Coal Mining Co., Ltd. Sponsored ADR                          12,192      104,717             0.0%
#                 Yashili International Holdings, Ltd.                                 91,000       15,884             0.0%
                  Yida China Holdings, Ltd.                                            36,000        8,564             0.0%
#                 Yingde Gases Group Co., Ltd.                                              5            4             0.0%
                  Yip's Chemical Holdings, Ltd.                                        88,000       39,557             0.0%
*                 Youyuan International Holdings, Ltd.                                142,920       40,044             0.0%
*                 Yuanda China Holdings, Ltd.                                         334,000        8,135             0.0%
                  Yuexiu Property Co., Ltd.                                         3,067,292      519,957             0.1%
                  Yuexiu Transport Infrastructure, Ltd.                               198,752      153,158             0.0%
                  Yuzhou Properties Co., Ltd.                                         581,200      264,984             0.0%
*                 YY, Inc. ADR                                                         10,617      519,914             0.1%
#                 Zhaojin Mining Industry Co., Ltd. Class H                           131,000      114,650             0.0%
                  Zhejiang Expressway Co., Ltd. Class H                               370,000      460,274             0.1%
                  Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H              53,200       33,141             0.0%
*                 Zhong An Real Estate, Ltd.                                          245,000       20,777             0.0%
                  Zhongsheng Group Holdings, Ltd.                                     244,500      344,712             0.0%
                  Zhuzhou CRRC Times Electric Co., Ltd. Class H                        82,750      425,396             0.0%
                  Zijin Mining Group Co., Ltd. Class H                                878,000      311,592             0.0%
                  Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H    318,200      150,760             0.0%
                  ZTE Corp. Class H                                                   104,920      202,101             0.0%
                                                                                              ------------ ---------------
TOTAL CHINA                                                                                    202,495,618            16.2%
                                                                                              ------------ ---------------
COLOMBIA -- (0.4%)
                  Almacenes Exito SA                                                  106,468      551,520             0.1%
                  Banco de Bogota SA                                                    6,775      138,862             0.0%
                  Bancolombia SA                                                       57,630      529,679             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
COLOMBIA -- (Continued)
                  Bancolombia SA Sponsored ADR                                         17,367 $  685,823             0.1%
                  Celsia SA ESP                                                       129,994    197,951             0.0%
                  Cementos Argos SA                                                    94,704    383,065             0.0%
*                 Cemex Latam Holdings SA                                              76,893    280,704             0.0%
                  Constructora Conconcreto SA                                           2,809        960             0.0%
                  Corp. Financiera Colombiana SA                                       23,065    221,396             0.0%
                  Ecopetrol SA                                                      1,443,837    667,443             0.1%
                  Ecopetrol SA Sponsored ADR                                           28,974    264,822             0.0%
                  Empresa de Energia de Bogota SA ESP                                 339,656    213,007             0.0%
*                 Empresa de Telecomunicaciones de Bogota                             193,442     42,081             0.0%
                  Grupo Argos SA                                                       16,554    114,786             0.0%
                  Grupo Aval Acciones y Valores SA                                     12,451     99,359             0.0%
                  Grupo de Inversiones Suramericana SA                                 33,797    446,874             0.0%
                  Grupo Nutresa SA                                                     40,813    338,767             0.0%
                  Interconexion Electrica SA ESP                                      136,072    539,293             0.1%
                  Mineros SA                                                            5,269      4,657             0.0%
                                                                                              ---------- ---------------
TOTAL COLOMBIA                                                                                 5,721,049             0.5%
                                                                                              ---------- ---------------
CZECH REPUBLIC -- (0.2%)
                  CEZ A.S.                                                             63,342  1,105,180             0.1%
                  Komercni banka A.S.                                                  11,092    430,000             0.1%
                  O2 Czech Republic A.S.                                               22,482    265,141             0.0%
                  Pegas Nonwovens SA                                                    4,854    167,288             0.0%
                  Unipetrol A.S.                                                       17,641    199,724             0.0%
                                                                                              ---------- ---------------
TOTAL CZECH REPUBLIC                                                                           2,167,333             0.2%
                                                                                              ---------- ---------------
EGYPT -- (0.1%)
                  Commercial International Bank Egypt S.A.E. GDR                      213,565    913,106             0.1%
*                 Egyptian Financial Group-Hermes Holding Co. GDR                       1,061      2,761             0.0%
*                 Global Telecom Holding S.A.E. GDR                                   128,853    230,040             0.0%
                                                                                              ---------- ---------------
TOTAL EGYPT                                                                                    1,145,907             0.1%
                                                                                              ---------- ---------------
GREECE -- (0.2%)
                  Aegean Airlines SA                                                   14,009    120,439             0.0%
*                 Alpha Bank AE                                                        11,944     25,444             0.0%
                  Athens Water Supply & Sewage Co. SA (The)                             9,282     53,595             0.0%
                  Bank of Greece                                                           93      1,166             0.0%
*                 Ellaktor SA                                                          37,044     59,239             0.0%
*                 FF Group                                                             11,777    250,509             0.0%
*                 Fourlis Holdings SA                                                  16,770     87,662             0.0%
*                 GEK Terna Holding Real Estate Construction SA                        19,516     60,756             0.0%
                  Hellenic Exchanges - Athens Stock Exchange SA                        17,189     90,935             0.0%
*                 Hellenic Petroleum SA                                                13,422     77,313             0.0%
                  Hellenic Telecommunications Organization SA                          61,926    601,425             0.1%
*                 Intracom Holdings SA                                                 23,370     10,682             0.0%
                  JUMBO SA                                                             30,650    483,570             0.1%
*                 Lamda Development SA                                                 10,911     55,150             0.0%
*                 Marfin Investment Group Holdings SA                                 371,966     70,590             0.0%
                  Metka Industrial - Construction SA                                   13,580    103,476             0.0%
                  Motor Oil Hellas Corinth Refineries SA                               20,574    349,073             0.0%
*                 Mytilineos Holdings SA                                                9,396     70,627             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
GREECE -- (Continued)
*                 National Bank of Greece SA                                         18,817 $    5,859             0.0%
*                 Piraeus Bank SA                                                     3,803        808             0.0%
                  Piraeus Port Authority SA                                             988     14,006             0.0%
*                 Public Power Corp. SA                                              23,407     86,137             0.0%
                  Terna Energy SA                                                    15,305     51,647             0.0%
                  Titan Cement Co. SA                                                 9,067    236,641             0.0%
                                                                                            ---------- ---------------
TOTAL GREECE                                                                                 2,966,749             0.2%
                                                                                            ---------- ---------------
HONG KONG -- (0.0%)
                  Dan Form Holdings Co., Ltd.                                        11,829      3,802             0.0%
                  SITC International Holdings Co., Ltd.                              23,000     16,475             0.0%
                                                                                            ---------- ---------------
TOTAL HONG KONG                                                                                 20,277             0.0%
                                                                                            ---------- ---------------
HUNGARY -- (0.3%)
#*                FHB Mortgage Bank P.L.C.                                            6,863     12,676             0.0%
                  Magyar Telekom Telecommunications P.L.C.                          246,191    411,699             0.0%
                  MOL Hungarian Oil & Gas P.L.C.                                     22,930  1,724,964             0.2%
                  OTP Bank P.L.C.                                                    77,999  2,193,047             0.2%
                                                                                            ---------- ---------------
TOTAL HUNGARY                                                                                4,342,386             0.4%
                                                                                            ---------- ---------------
INDIA -- (11.7%)
*                 3M India, Ltd.                                                        434     78,298             0.0%
                  Aarti Industries                                                   15,698    214,021             0.0%
*                 Aban Offshore, Ltd.                                                10,760     37,513             0.0%
                  ABB India, Ltd.                                                     6,497    141,982             0.0%
                  Abbott India, Ltd.                                                     55      3,756             0.0%
                  ACC, Ltd.                                                          15,857    400,445             0.1%
                  Adani Enterprises, Ltd.                                            75,237    127,375             0.0%
                  Adani Ports & Special Economic Zone, Ltd.                         215,794  1,095,286             0.1%
*                 Adani Power, Ltd.                                                 523,616    269,594             0.0%
*                 Adani Transmissions, Ltd.                                          75,237     91,379             0.0%
*                 Aditya Birla Fashion and Retail, Ltd.                             134,550    359,796             0.0%
                  Aditya Birla Nuvo, Ltd.                                            25,343    653,765             0.1%
                  Aegis Logistics, Ltd.                                              65,034    195,447             0.0%
                  Agro Tech Foods, Ltd.                                               1,273     10,629             0.0%
                  AIA Engineering, Ltd.                                              15,815    374,228             0.1%
                  Ajanta Pharma, Ltd.                                                12,996    331,867             0.0%
                  Akzo Nobel India, Ltd.                                              6,702    204,722             0.0%
                  Alembic Pharmaceuticals, Ltd.                                      27,495    260,672             0.0%
*                 Allahabad Bank                                                     86,468    110,839             0.0%
                  Allcargo Logistics, Ltd.                                           27,460     80,868             0.0%
*                 Alok Industries, Ltd.                                              83,809      3,969             0.0%
                  Amara Raja Batteries, Ltd.                                         18,632    257,738             0.0%
                  Ambuja Cements, Ltd.                                              154,095    586,864             0.1%
*                 Amtek Auto, Ltd.                                                   52,973     32,315             0.0%
                  Anant Raj, Ltd.                                                    45,218     43,347             0.0%
                  Andhra Bank                                                       120,102    128,582             0.0%
                  Apar Industries, Ltd.                                               7,842     98,505             0.0%
                  APL Apollo Tubes, Ltd.                                                713     16,299             0.0%
                  Apollo Tyres, Ltd.                                                164,832    627,299             0.1%
*                 Arvind SmartSpaces, Ltd.                                            7,671     12,523             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
INDIA -- (Continued)
                  Arvind, Ltd.                                                       84,021 $  521,173             0.1%
                  Asahi India Glass, Ltd.                                             9,483     31,631             0.0%
                  Ashok Leyland, Ltd.                                               586,806    782,855             0.1%
                  Ashoka Buildcon, Ltd.                                              13,901     42,451             0.0%
                  Asian Paints, Ltd.                                                 79,471  1,387,113             0.1%
                  Astral Polytechnik, Ltd.                                            3,489     30,076             0.0%
                  Atul, Ltd.                                                          6,092    230,887             0.0%
                  Axis Bank, Ltd.                                                   358,285  2,833,405             0.2%
                  Bajaj Auto, Ltd.                                                   36,291  1,619,548             0.1%
                  Bajaj Corp., Ltd.                                                  29,693    181,844             0.0%
                  Bajaj Electricals, Ltd.                                             7,154     39,131             0.0%
                  Bajaj Finance, Ltd.                                                92,410  1,830,024             0.2%
                  Bajaj Finserv, Ltd.                                                19,590  1,387,042             0.1%
*                 Bajaj Hindusthan Sugar, Ltd.                                      170,130     43,996             0.0%
                  Bajaj Holdings & Investment, Ltd.                                  15,624    512,902             0.1%
                  Balkrishna Industries, Ltd.                                        22,976    544,771             0.1%
*                 Ballarpur Industries, Ltd.                                        146,169     43,359             0.0%
                  Balmer Lawrie & Co., Ltd.                                          28,524    104,934             0.0%
                  Balrampur Chini Mills, Ltd.                                        71,718    181,467             0.0%
*                 Bank of Baroda                                                    179,914    524,435             0.1%
*                 Bank of India                                                     125,648    361,590             0.0%
*                 Bank Of Maharashtra                                                36,741     20,731             0.0%
                  Bannari Amman Sugars, Ltd.                                            894     27,624             0.0%
                  BASF India, Ltd.                                                    3,326     67,554             0.0%
                  Bata India, Ltd.                                                   18,862    170,598             0.0%
                  BEML, Ltd.                                                          6,432    140,003             0.0%
                  Berger Paints India, Ltd.                                         106,165    430,958             0.1%
*                 BGR Energy Systems, Ltd.                                            7,400     18,820             0.0%
*                 Bharat Financial Inclusion, Ltd.                                   13,479    168,423             0.0%
                  Bharat Forge, Ltd.                                                 55,054    972,761             0.1%
                  Bharat Petroleum Corp., Ltd.                                      107,214  1,208,795             0.1%
                  Bharti Airtel, Ltd.                                               364,361  2,008,013             0.2%
                  Bharti Infratel, Ltd.                                              80,086    444,544             0.1%
                  Biocon, Ltd.                                                       26,754    461,745             0.1%
                  Birla Corp., Ltd.                                                   9,090    109,078             0.0%
                  Blue Star, Ltd.                                                    14,558    156,926             0.0%
                  Bombay Dyeing & Manufacturing Co., Ltd.                            56,090     75,456             0.0%
                  Bosch, Ltd.                                                           893    317,727             0.0%
                  Brigade Enterprises, Ltd.                                          10,446     39,746             0.0%
                  Britannia Industries, Ltd.                                          5,616    317,031             0.0%
                  Can Fin Homes, Ltd.                                                 3,033    123,468             0.0%
*                 Canara Bank                                                        66,273    368,510             0.0%
                  Capital First, Ltd.                                                 1,992     23,565             0.0%
                  Caplin Point Laboratories, Ltd.                                     3,998     24,458             0.0%
                  Carborundum Universal, Ltd.                                        31,169    141,378             0.0%
                  Castrol India, Ltd.                                                23,890    162,814             0.0%
                  CCL Products India, Ltd.                                           23,282    122,869             0.0%
                  Ceat, Ltd.                                                         13,404    322,837             0.0%
                  Century Plyboards India, Ltd.                                      37,659    151,526             0.0%
                  Century Textiles & Industries, Ltd.                                 8,283    145,763             0.0%
                  Cera Sanitaryware, Ltd.                                             1,579     76,792             0.0%
                  CESC, Ltd.                                                         33,832    497,186             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
INDIA -- (Continued)
*                 CG Power and Industrial Solutions, Ltd.                           196,701 $  240,654             0.0%
                  Chambal Fertilizers and Chemicals, Ltd.                            64,407    100,364             0.0%
                  Chennai Petroleum Corp., Ltd.                                      22,713    133,913             0.0%
*                 Chennai Super Kings Cricket, Ltd.                                 130,176        854             0.0%
                  Cholamandalam Investment and Finance Co., Ltd.                     14,306    246,878             0.0%
                  City Union Bank, Ltd.                                              48,696    124,748             0.0%
                  Clariant Chemicals India, Ltd.                                      4,445     46,873             0.0%
                  Coal India, Ltd.                                                   99,333    427,387             0.1%
                  Colgate-Palmolive India, Ltd.                                      32,523    521,192             0.1%
                  Container Corp. Of India, Ltd.                                     15,676    296,666             0.0%
                  Coromandel International, Ltd.                                     43,846    235,519             0.0%
*                 Corp. Bank                                                         99,087     90,278             0.0%
                  Cox & Kings, Ltd.                                                  51,200    180,662             0.0%
                  Credit Analysis & Research, Ltd.                                    8,973    220,211             0.0%
                  CRISIL, Ltd.                                                        8,791    268,009             0.0%
*                 Crompton Greaves Consumer Electricals, Ltd.                       196,701    672,797             0.1%
                  Cummins India, Ltd.                                                15,021    233,435             0.0%
                  Cyient, Ltd.                                                       22,530    192,609             0.0%
                  Dabur India, Ltd.                                                  77,781    346,058             0.0%
                  Dalmia Bharat, Ltd.                                                23,291    785,307             0.1%
                  DB Corp., Ltd.                                                      3,444     20,356             0.0%
*                 DB Realty, Ltd.                                                    62,003     45,353             0.0%
*                 DCB Bank, Ltd.                                                     90,090    257,348             0.0%
                  DCM Shriram, Ltd.                                                  26,469    145,612             0.0%
                  Deepak Fertilisers & Petrochemicals Corp., Ltd.                    12,197     50,801             0.0%
*                 DEN Networks, Ltd.                                                 39,169     58,118             0.0%
*                 Dena Bank                                                         122,178     84,215             0.0%
                  Dewan Housing Finance Corp., Ltd.                                  95,892    637,903             0.1%
                  Dhampur Sugar Mills, Ltd.                                           3,086     11,304             0.0%
                  Dhanuka Agritech, Ltd.                                              1,140     16,013             0.0%
*                 Dish TV India, Ltd.                                               176,773    260,107             0.0%
                  Dishman Pharmaceuticals & Chemicals, Ltd.                          29,404    141,611             0.0%
                  Divi's Laboratories, Ltd.                                          41,416    403,924             0.1%
                  DLF, Ltd.                                                         164,792    475,851             0.1%
*                 Dynamatic Technologies, Ltd.                                        1,869     78,354             0.0%
                  eClerx Services, Ltd.                                              12,250    249,724             0.0%
                  Edelweiss Financial Services, Ltd.                                182,269    476,018             0.1%
                  Eicher Motors, Ltd.                                                 2,874  1,166,876             0.1%
                  EID Parry India, Ltd.                                              39,453    184,322             0.0%
                  EIH, Ltd.                                                          44,017     90,888             0.0%
                  Emami, Ltd.                                                        24,719    405,843             0.1%
                  Engineers India, Ltd.                                              67,636    175,127             0.0%
                  Entertainment Network India, Ltd.                                   2,514     31,712             0.0%
*                 Eros International Media, Ltd.                                     11,209     37,754             0.0%
                  Escorts, Ltd.                                                      45,037    383,543             0.1%
                  Essel Propack, Ltd.                                                39,874    158,801             0.0%
                  Exide Industries, Ltd.                                             99,213    355,235             0.0%
                  FAG Bearings India, Ltd.                                            3,129    236,118             0.0%
                  FDC, Ltd.                                                          22,498     69,410             0.0%
                  Federal Bank, Ltd.                                                543,458    911,382             0.1%
*                 Federal-Mogul Goetze India, Ltd.                                    3,768     35,158             0.0%
                  FIEM Industries, Ltd.                                                 788     12,473             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
INDIA -- (Continued)
                  Finolex Cables, Ltd.                                                 37,138 $  302,174             0.0%
                  Finolex Industries, Ltd.                                             22,600    203,950             0.0%
*                 Firstsource Solutions, Ltd.                                         142,208     95,740             0.0%
*                 Future Consumer, Ltd.                                               116,981     58,530             0.0%
                  Future Enterprises, Ltd.                                             74,309     36,365             0.0%
*                 Future Retail Ltd.                                                   74,309    359,563             0.0%
                  Gabriel India, Ltd.                                                  42,474     81,535             0.0%
                  GAIL India, Ltd.                                                     97,608    641,489             0.1%
                  Gateway Distriparks, Ltd.                                            49,751    206,524             0.0%
                  GE T&D India, Ltd.                                                    3,465     18,490             0.0%
                  GHCL, Ltd.                                                            3,658     14,801             0.0%
                  GIC Housing Finance, Ltd.                                            12,531     97,592             0.0%
                  Gillette India, Ltd.                                                  1,196     80,192             0.0%
*                 GMR Infrastructure, Ltd.                                          1,090,067    292,206             0.0%
                  Godrej Consumer Products, Ltd.                                       35,140    944,246             0.1%
                  Godrej Industries, Ltd.                                              17,505    145,051             0.0%
*                 Godrej Properties, Ltd.                                              22,359    161,974             0.0%
                  Granules India, Ltd.                                                 66,237    156,679             0.0%
                  Graphite India, Ltd.                                                 13,004     25,061             0.0%
                  Grasim Industries, Ltd.                                              19,035    341,206             0.0%
                  Great Eastern Shipping Co., Ltd. (The)                               37,970    259,328             0.0%
                  Greaves Cotton, Ltd.                                                 47,399    127,495             0.0%
                  Gruh Finance, Ltd.                                                   56,136    348,112             0.0%
                  Gujarat Alkalies & Chemicals, Ltd.                                   10,847     78,860             0.0%
                  Gujarat Fluorochemicals, Ltd.                                        12,879    154,537             0.0%
                  Gujarat Gas, Ltd.                                                    14,084    184,590             0.0%
                  Gujarat Mineral Development Corp., Ltd.                              44,395     85,917             0.0%
                  Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.                 22,410    105,011             0.0%
                  Gujarat Pipavav Port, Ltd.                                           59,367    147,624             0.0%
                  Gujarat State Fertilizers & Chemicals, Ltd.                          73,343    146,966             0.0%
                  Gujarat State Petronet, Ltd.                                         96,651    271,879             0.0%
*                 GVK Power & Infrastructure, Ltd.                                    350,798     34,041             0.0%
*                 Hathway Cable & Datacom, Ltd.                                       113,680     76,983             0.0%
                  Havells India, Ltd.                                                  95,359    717,800             0.1%
*                 HCL Infosystems, Ltd.                                                59,391     52,382             0.0%
                  HCL Technologies, Ltd.                                              198,999  2,523,934             0.2%
                  HDFC Bank, Ltd.                                                     193,056  4,628,527             0.4%
*                 HEG, Ltd.                                                             2,331     11,321             0.0%
*                 HeidelbergCement India, Ltd.                                         39,068     83,233             0.0%
                  Hero MotoCorp, Ltd.                                                  15,571    808,636             0.1%
                  Hexaware Technologies, Ltd.                                          69,847    250,781             0.0%
*                 Himachal Futuristic Communications, Ltd.                            275,133     65,818             0.0%
                  Himadri Speciality Chemical, Ltd.                                    24,919     21,676             0.0%
                  Himatsingka Seide, Ltd.                                               4,394     23,151             0.0%
                  Hindalco Industries, Ltd.                                           503,931  1,556,625             0.1%
*                 Hindustan Construction Co., Ltd.                                    145,393    105,305             0.0%
                  Hindustan Petroleum Corp., Ltd.                                      95,553    796,247             0.1%
                  Hindustan Unilever, Ltd.                                            141,308  2,051,315             0.2%
                  Honeywell Automation India, Ltd.                                        764    130,135             0.0%
*                 Housing Development & Infrastructure, Ltd.                          191,173    269,351             0.0%
                  Housing Development Finance Corp., Ltd.                             212,956  5,083,823             0.4%
                  HSIL, Ltd.                                                           16,110     84,907             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
INDIA -- (Continued)
                  HT Media, Ltd.                                                     27,555 $   35,177             0.0%
                  Huhtamaki PPL, Ltd.                                                 4,221     17,983             0.0%
                  ICICI Bank, Ltd.                                                  178,505    768,067             0.1%
                  ICICI Bank, Ltd. Sponsored ADR                                    150,395  1,288,885             0.1%
                  ICRA, Ltd.                                                            195     12,735             0.0%
*                 IDBI Bank, Ltd.                                                   216,441    262,204             0.0%
                  Idea Cellular, Ltd.                                               604,218    805,398             0.1%
                  IDFC Bank, Ltd.                                                    88,855     90,670             0.0%
*                 IDFC, Ltd.                                                         88,855     85,370             0.0%
*                 IFB Industries, Ltd.                                                3,858     39,494             0.0%
*                 IFCI, Ltd.                                                        442,086    217,866             0.0%
                  IIFL Holdings, Ltd.                                               107,694    800,005             0.1%
                  IL&FS Transportation Networks, Ltd.                                25,540     45,348             0.0%
                  India Cements, Ltd. (The)                                          99,315    334,156             0.0%
                  Indiabulls Housing Finance, Ltd.                                  143,708  2,271,035             0.2%
*                 Indiabulls Real Estate, Ltd.                                      102,160    237,106             0.0%
                  Indian Bank                                                        61,452    304,626             0.0%
                  Indian Hotels Co., Ltd. (The)                                     144,123    287,316             0.0%
                  Indian Oil Corp., Ltd.                                            263,955  1,810,015             0.2%
*                 Indian Overseas Bank                                              159,455     71,465             0.0%
                  Indo Count Industries, Ltd.                                         6,006     19,261             0.0%
                  Indoco Remedies, Ltd.                                              16,097     56,842             0.0%
                  Indraprastha Gas, Ltd.                                             17,030    279,535             0.0%
                  IndusInd Bank, Ltd.                                                45,427  1,023,491             0.1%
                  Infosys, Ltd.                                                     510,418  7,309,542             0.6%
                  Infosys, Ltd. Sponsored ADR                                        94,315  1,373,226             0.1%
                  Ingersoll-Rand India, Ltd.                                          3,519     49,077             0.0%
*                 Inox Leisure, Ltd.                                                 12,180     56,423             0.0%
*                 Inox Wind, Ltd.                                                     6,582     20,020             0.0%
*                 Intellect Design Arena, Ltd.                                       18,050     36,209             0.0%
                  IRB Infrastructure Developers, Ltd.                                83,799    339,437             0.0%
*                 ITD Cementation India, Ltd.                                        17,120     50,513             0.0%
                  J Kumar Infraprojects, Ltd.                                         4,145     18,539             0.0%
*                 Jagran Prakashan, Ltd.                                             56,974    173,321             0.0%
                  Jain Irrigation Systems, Ltd.                                     187,064    324,886             0.0%
*                 Jaiprakash Power Ventures, Ltd.                                   256,079     19,266             0.0%
                  Jammu & Kashmir Bank, Ltd. (The)                                  140,820    176,887             0.0%
                  Jamna Auto Industries, Ltd.                                         4,371     16,241             0.0%
*                 Jaypee Infratech, Ltd.                                            255,716     59,727             0.0%
                  JB Chemicals & Pharmaceuticals, Ltd.                               15,609     80,262             0.0%
                  JBF Industries, Ltd.                                               18,685     84,243             0.0%
                  Jindal Poly Films, Ltd.                                             2,316     16,316             0.0%
                  Jindal Saw, Ltd.                                                   82,171    102,853             0.0%
*                 Jindal Steel & Power, Ltd.                                        194,948    344,522             0.0%
*                 JITF Infralogistics, Ltd.                                           8,904      9,454             0.0%
                  JK Cement, Ltd.                                                     9,514    146,376             0.0%
                  JK Lakshmi Cement, Ltd.                                            17,346    125,591             0.0%
                  JK Paper, Ltd.                                                      7,328     12,175             0.0%
                  JK Tyre & Industries, Ltd.                                         53,863    138,968             0.0%
                  JM Financial, Ltd.                                                157,571    284,257             0.0%
                  JSW Energy, Ltd.                                                  266,880    278,510             0.0%
*                 JSW Holdings, Ltd.                                                  1,476     36,137             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
INDIA -- (Continued)
                  JSW Steel, Ltd.                                                   662,480 $2,051,363             0.2%
                  Jubilant Foodworks, Ltd.                                           11,814    191,520             0.0%
                  Jubilant Life Sciences, Ltd.                                       29,575    353,464             0.0%
*                 Just Dial, Ltd.                                                    10,150     79,251             0.0%
                  Jyothy Laboratories, Ltd.                                          18,325    113,307             0.0%
                  Kajaria Ceramics, Ltd.                                             48,368    500,864             0.1%
                  Kalpataru Power Transmission, Ltd.                                 29,121    159,813             0.0%
                  Kansai Nerolac Paints, Ltd.                                        47,210    288,879             0.0%
                  Karnataka Bank, Ltd. (The)                                         94,101    240,558             0.0%
                  Karur Vysya Bank, Ltd. (The)                                      166,025    306,664             0.0%
*                 Kaveri Seed Co., Ltd.                                              18,752    164,786             0.0%
                  KEC International, Ltd.                                            50,704    173,410             0.0%
*                 Kesoram Industries, Ltd.                                            5,466     14,140             0.0%
                  Kirloskar Oil Engines, Ltd.                                        33,683    204,391             0.0%
                  Kitex Garments, Ltd.                                               12,153     92,509             0.0%
                  Kotak Mahindra Bank, Ltd.                                          67,594    947,627             0.1%
                  KPIT Technologies, Ltd.                                            80,994    161,521             0.0%
                  KPR Mill, Ltd.                                                      2,799     31,892             0.0%
                  KRBL, Ltd.                                                         30,154    206,344             0.0%
                  L&T Finance Holdings, Ltd.                                        233,750    464,523             0.1%
                  Lakshmi Machine Works, Ltd.                                         1,923    139,217             0.0%
                  Lakshmi Vilas Bank, Ltd. (The)                                     41,528    120,514             0.0%
                  LIC Housing Finance, Ltd.                                         141,823  1,476,649             0.1%
                  Maharashtra Seamless, Ltd.                                         11,573     62,900             0.0%
*                 Mahindra CIE Automotive, Ltd.                                      35,615    134,398             0.0%
                  Manappuram Finance, Ltd.                                          210,852    306,322             0.0%
                  Marico, Ltd.                                                      180,600    882,367             0.1%
                  Marksans Pharma, Ltd.                                              93,249     75,672             0.0%
                  Max Financial Services, Ltd.                                        2,780     28,441             0.0%
                  McLeod Russel India, Ltd.                                          29,962     88,439             0.0%
                  Mercator, Ltd.                                                     14,414     11,109             0.0%
                  Merck, Ltd.                                                         4,599     77,509             0.0%
                  Minda Industries, Ltd.                                              2,398     17,942             0.0%
                  MindTree, Ltd.                                                     66,862    504,795             0.1%
                  MOIL, Ltd.                                                          7,800     38,158             0.0%
                  Monsanto India, Ltd.                                                1,594     63,705             0.0%
                  Motherson Sumi Systems, Ltd.                                      145,541    899,046             0.1%
                  Motilal Oswal Financial Services, Ltd.                              3,427     44,900             0.0%
                  Mphasis, Ltd.                                                      40,894    341,446             0.0%
                  MRF, Ltd.                                                             684    720,440             0.1%
                  Muthoot Finance, Ltd.                                              24,772    152,000             0.0%
                  National Aluminium Co., Ltd.                                      228,259    244,240             0.0%
                  Navneet Education, Ltd.                                            33,948     88,871             0.0%
                  NCC, Ltd.                                                         246,466    365,946             0.0%
                  NESCO, Ltd.                                                           447     17,641             0.0%
                  Nestle India, Ltd.                                                  5,986    622,371             0.1%
*                 Network 18 Media & Investments, Ltd.                               26,253     20,204             0.0%
                  NHPC, Ltd.                                                        513,906    254,659             0.0%
                  NIIT Technologies, Ltd.                                            21,859    155,983             0.0%
*                 NIIT, Ltd.                                                         23,857     29,661             0.0%
                  Nilkamal, Ltd.                                                      2,321     78,984             0.0%
                  NTPC, Ltd.                                                        273,851    700,121             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
INDIA -- (Continued)
                  Oberoi Realty, Ltd.                                                43,536 $  268,424             0.0%
                  OCL India, Ltd.                                                     2,401     37,940             0.0%
                  Omaxe, Ltd.                                                        31,387     94,123             0.0%
                  OnMobile Global, Ltd.                                              19,097     24,933             0.0%
                  Oracle Financial Services Software, Ltd.                            5,131    283,939             0.0%
                  Orient Cement Ltd.                                                 16,427     43,165             0.0%
                  Oriental Bank of Commerce                                          33,504     88,117             0.0%
                  Page Industries, Ltd.                                               2,239    503,154             0.1%
                  PC Jeweller, Ltd.                                                  29,927    196,227             0.0%
                  Persistent Systems, Ltd.                                           17,337    158,165             0.0%
                  Petronet LNG, Ltd.                                                 89,061    587,888             0.1%
                  Phoenix Mills, Ltd. (The)                                          15,628    100,359             0.0%
                  PI Industries, Ltd.                                                31,768    428,909             0.1%
                  Pidilite Industries, Ltd.                                          49,845    557,093             0.1%
*                 Polaris Consulting & Services, Ltd.                                 2,125      6,733             0.0%
                  Power Finance Corp., Ltd.                                         286,692    712,355             0.1%
                  Power Grid Corp. of India, Ltd.                                   328,019  1,061,857             0.1%
                  Praj Industries, Ltd.                                              45,290     60,866             0.0%
                  Prestige Estates Projects, Ltd.                                    32,407    118,857             0.0%
*                 Prism Cement, Ltd.                                                 30,789     58,173             0.0%
                  Procter & Gamble Hygiene & Health Care, Ltd.                        3,133    358,248             0.0%
                  PTC India Financial Services, Ltd.                                117,889     84,883             0.0%
                  PTC India, Ltd.                                                   115,845    171,240             0.0%
*                 Punjab National Bank                                               71,945    188,541             0.0%
                  Puravankara, Ltd.                                                  19,821     20,494             0.0%
                  PVR, Ltd.                                                          15,671    393,114             0.1%
                  Rain Industries, Ltd.                                              82,651    144,581             0.0%
                  Rajesh Exports, Ltd.                                               12,217    116,788             0.0%
                  Rallis India, Ltd.                                                 30,834    116,087             0.0%
                  Ramco Cements, Ltd. (The)                                          34,166    365,869             0.0%
                  Rashtriya Chemicals & Fertilizers, Ltd.                            32,362     42,363             0.0%
                  Ratnamani Metals & Tubes, Ltd.                                      3,628     45,526             0.0%
*                 RattanIndia Power, Ltd.                                           192,681     25,887             0.0%
                  Raymond, Ltd.                                                      17,048    196,920             0.0%
                  Redington India, Ltd.                                             116,472    226,310             0.0%
                  Relaxo Footwears, Ltd.                                             14,942    115,154             0.0%
                  Reliance Capital, Ltd.                                             74,319    767,105             0.1%
*                 Reliance Communications, Ltd.                                     630,147    336,717             0.0%
*                 Reliance Defence and Engineering, Ltd.                             43,598     44,140             0.0%
                  Reliance Infrastructure, Ltd.                                      58,361    539,485             0.1%
*                 Reliance Power, Ltd.                                              421,912    320,430             0.0%
                  Repco Home Finance, Ltd.                                           13,814    165,197             0.0%
*                 Rolta India, Ltd.                                                  64,030     60,306             0.0%
*                 Ruchi Soya Industries, Ltd.                                        54,303     21,400             0.0%
                  Rural Electrification Corp., Ltd.                                 350,035  1,099,176             0.1%
                  Sadbhav Engineering, Ltd.                                          16,500     85,703             0.0%
                  Sanghvi Movers, Ltd.                                                5,653     23,208             0.0%
                  Sharda Cropchem, Ltd.                                               1,630     12,634             0.0%
                  Shilpi Cable Technologies, Ltd.                                     5,433     10,089             0.0%
*                 Shipping Corp. of India, Ltd.                                      72,988     91,546             0.0%
                  Shree Cement, Ltd.                                                  2,077    614,763             0.1%
                  Shriram City Union Finance, Ltd.                                      701     24,201             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
INDIA -- (Continued)
                  Shriram Transport Finance Co., Ltd.                                36,587 $  591,384             0.1%
*                 Shyam Century Ferrous, Ltd.                                         6,270        772             0.0%
                  Siemens, Ltd.                                                       9,145    187,018             0.0%
                  Simplex Infrastructures, Ltd.                                       4,571     28,758             0.0%
                  Sintex Industries, Ltd.                                           184,858    325,826             0.0%
*                 SITI Networks, Ltd.                                                74,545     40,848             0.0%
                  SJVN, Ltd.                                                        208,681    113,366             0.0%
                  SKF India, Ltd.                                                     5,522    145,900             0.0%
                  SML ISUZU, Ltd.                                                     2,236     46,052             0.0%
                  Sobha, Ltd.                                                        27,988    161,281             0.0%
                  Solar Industries India, Ltd.                                        4,895     61,112             0.0%
                  Sona Koyo Steering Systems, Ltd.                                   20,168     25,798             0.0%
                  Sonata Software, Ltd.                                              31,777     83,580             0.0%
                  South Indian Bank, Ltd. (The)                                     497,601    198,889             0.0%
                  SREI Infrastructure Finance, Ltd.                                 126,476    178,857             0.0%
                  SRF, Ltd.                                                          10,142    279,766             0.0%
*                 Star Ferro and Cement, Ltd.                                         6,270     13,670             0.0%
                  State Bank of India                                               240,253  1,079,535             0.1%
                  State Bank of India GDR                                             2,394    108,515             0.0%
*                 Steel Authority of India, Ltd.                                    205,943    193,114             0.0%
                  Sterlite Technologies, Ltd.                                        93,582    212,827             0.0%
                  Strides Shasun, Ltd.                                               12,203    203,818             0.0%
                  Sun TV Network, Ltd.                                               57,658    824,704             0.1%
                  Sundaram Finance, Ltd.                                              4,466    111,049             0.0%
                  Sundram Fasteners, Ltd.                                            46,822    291,878             0.0%
                  Supreme Industries, Ltd.                                           22,231    373,723             0.0%
                  Suven Life Sciences, Ltd.                                           5,499     15,425             0.0%
*                 Suzlon Energy, Ltd.                                               421,311    134,901             0.0%
                  Symphony, Ltd.                                                      2,241     49,941             0.0%
*                 Syndicate Bank                                                     86,536    111,350             0.0%
                  TAKE Solutions, Ltd.                                                5,791     11,979             0.0%
                  Tamil Nadu Newsprint & Papers, Ltd.                                 4,532     20,855             0.0%
                  Tata Chemicals, Ltd.                                               57,988    591,194             0.1%
                  Tata Communications, Ltd.                                          45,978    515,349             0.1%
                  Tata Consultancy Services, Ltd.                                   124,119  4,386,145             0.4%
                  Tata Elxsi, Ltd.                                                    4,542    106,863             0.0%
                  Tata Global Beverages, Ltd.                                       201,822    479,598             0.1%
                  Tata Power Co., Ltd. (The)                                        414,204    545,732             0.1%
                  Tata Sponge Iron, Ltd.                                              2,770     35,500             0.0%
                  Tata Steel, Ltd.                                                  147,785  1,029,091             0.1%
*                 Tata Teleservices Maharashtra, Ltd.                               327,863     42,070             0.0%
                  TCI Express, Ltd.                                                   8,425     61,097             0.0%
                  Tech Mahindra, Ltd.                                               167,800  1,088,705             0.1%
                  Techno Electric & Engineering Co., Ltd.                            10,354     63,633             0.0%
                  Texmaco Rail & Engineering, Ltd.                                   32,187     49,696             0.0%
                  Thermax, Ltd.                                                       7,979    125,173             0.0%
                  Tide Water Oil Co India, Ltd.                                         436     41,191             0.0%
                  Timken India, Ltd.                                                 10,750    120,763             0.0%
                  Titagarh Wagons, Ltd.                                              24,770     49,149             0.0%
                  Titan Co., Ltd.                                                    85,114    620,260             0.1%
                  Torrent Pharmaceuticals, Ltd.                                      22,559    495,443             0.1%
                  Torrent Power, Ltd.                                                63,788    225,078             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                 --------- ------------ ---------------
INDIA -- (Continued)
               Transport Corp. of India, Ltd.                                       16,849 $     63,511             0.0%
               Trent, Ltd.                                                          23,170       90,998             0.0%
               Trident, Ltd.                                                         8,029       10,459             0.0%
*              Triveni Engineering & Industries, Ltd.                               29,052       42,675             0.0%
               Triveni Turbine, Ltd.                                                39,695       84,867             0.0%
               TTK Prestige, Ltd.                                                    1,279      124,186             0.0%
               Tube Investments of India, Ltd.                                      25,207      264,189             0.0%
*              TV18 Broadcast, Ltd.                                                347,748      226,017             0.0%
               TVS Motor Co., Ltd.                                                  75,898      582,566             0.1%
               TVS Srichakra, Ltd.                                                     212       13,337             0.0%
*              UCO Bank                                                            126,036       81,464             0.0%
               Uflex, Ltd.                                                          15,527       90,031             0.0%
               UltraTech Cement, Ltd.                                               12,882      847,349             0.1%
*              Union Bank of India                                                  93,204      248,497             0.0%
*              Unitech, Ltd.                                                       832,060       73,632             0.0%
               UPL, Ltd.                                                           199,417    2,500,257             0.2%
               V-Guard Industries, Ltd.                                             73,542      217,756             0.0%
               VA Tech Wabag, Ltd.                                                  16,956      177,248             0.0%
               Vakrangee, Ltd.                                                      70,431      374,206             0.0%
               Vardhman Textiles, Ltd.                                              10,903      220,230             0.0%
               Vedanta, Ltd.()                                                     219,928      832,636             0.1%
               Vedanta, Ltd.(6136040)                                              518,713    1,960,181             0.2%
*              Videocon Industries, Ltd.                                            56,769       91,567             0.0%
*              Vijaya Bank                                                         113,642      145,813             0.0%
               Vinati Organics, Ltd.                                                 2,323       31,113             0.0%
               VIP Industries, Ltd.                                                 19,148       59,217             0.0%
               Voltas, Ltd.                                                         34,603      221,016             0.0%
               VRL Logistics, Ltd.                                                   3,046       16,020             0.0%
               WABCO India, Ltd.                                                     2,149      200,125             0.0%
               Welspun Corp., Ltd.                                                  57,937       74,386             0.0%
*              Welspun Enterprises, Ltd.                                            26,652       38,849             0.0%
               Welspun India, Ltd.                                                 187,140      278,475             0.0%
*              Whirlpool of India, Ltd.                                              7,599      143,218             0.0%
               Wipro, Ltd.                                                         143,199    1,103,028             0.1%
               Yes Bank, Ltd.                                                       88,939    2,262,261             0.2%
               Zee Entertainment Enterprises, Ltd.                                 169,990    1,396,158             0.1%
               Zensar Technologies, Ltd.                                            11,457      153,849             0.0%
               Zydus Wellness, Ltd.                                                  5,297       71,587             0.0%
                                                                                           ------------ ---------------
TOTAL INDIA                                                                                 150,872,683            12.1%
                                                                                           ------------ ---------------
INDONESIA -- (3.1%)
               Ace Hardware Indonesia Tbk PT                                     5,324,100      373,539             0.0%
               Adaro Energy Tbk PT                                               8,962,400    1,191,804             0.1%
               Adhi Karya Persero Tbk PT                                         1,166,225      197,389             0.0%
*              Agung Podomoro Land Tbk PT                                        4,253,200       66,951             0.0%
               AKR Corporindo Tbk PT                                               598,600      303,874             0.0%
*              Alam Sutera Realty Tbk PT                                         6,658,200      173,416             0.0%
*              Aneka Tambang Persero Tbk PT                                      6,037,389      314,486             0.0%
               Arwana Citramulia Tbk PT                                          1,603,400       65,511             0.0%
               Asahimas Flat Glass Tbk PT                                            2,000        1,016             0.0%
               Astra Agro Lestari Tbk PT                                           186,667      201,521             0.0%
               Astra Graphia Tbk PT                                                236,000       33,574             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                                    ---------- ---------- ---------------
INDONESIA -- (Continued)
                  Astra International Tbk PT                                         3,608,900 $2,418,655             0.2%
*                 Bakrie and Brothers Tbk PT                                        10,309,000     38,671             0.0%
                  Bank Bukopin Tbk                                                   2,711,400    128,021             0.0%
                  Bank Central Asia Tbk PT                                           3,212,400  4,272,302             0.4%
                  Bank Danamon Indonesia Tbk PT                                      1,374,842    500,879             0.1%
                  Bank Mandiri Persero Tbk PT                                        1,676,672  1,467,274             0.1%
                  Bank Negara Indonesia Persero Tbk PT                               1,698,200    810,896             0.1%
*                 Bank Pan Indonesia Tbk PT                                          2,354,700    161,510             0.0%
                  Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT               1,924,600    289,743             0.0%
                  Bank Pembangunan Daerah Jawa Timur Tbk PT                          1,520,900     78,048             0.0%
*                 Bank Permata Tbk PT                                                1,063,798     55,393             0.0%
                  Bank Rakyat Indonesia Persero Tbk PT                               2,404,700  2,322,700             0.2%
                  Bank Tabungan Negara Persero Tbk PT                                3,110,173    535,486             0.1%
                  Bank Tabungan Pensiunan Nasional Tbk PT                              413,000     80,869             0.0%
*                 Barito Pacific Tbk PT                                              1,252,800    295,882             0.0%
*                 Bayan Resources Tbk PT                                                13,000      6,632             0.0%
                  Bekasi Fajar Industrial Estate Tbk PT                              3,483,700     77,234             0.0%
*                 Benakat Integra Tbk PT                                             5,686,600     46,019             0.0%
*                 Berau Coal Energy Tbk PT                                             848,500        979             0.0%
                  BISI International Tbk PT                                            932,700    129,905             0.0%
                  Bumi Serpong Damai Tbk PT                                          3,168,400    424,453             0.1%
                  Charoen Pokphand Indonesia Tbk PT                                  2,115,915    506,408             0.1%
*                 Citra Marga Nusaphala Persada Tbk PT                                 896,868     94,165             0.0%
*                 Delta Dunia Makmur Tbk PT                                          2,223,000    183,458             0.0%
*                 Eagle High Plantations Tbk PT                                      7,343,000    172,659             0.0%
                  Elnusa Tbk PT                                                      2,138,700     60,515             0.0%
*                 Energi Mega Persada Tbk PT                                        11,607,400     43,537             0.0%
                  Erajaya Swasembada Tbk PT                                            991,900     54,283             0.0%
                  Fajar Surya Wisesa Tbk PT                                            146,000     50,030             0.0%
*                 Gajah Tunggal Tbk PT                                                 983,100     76,257             0.0%
*                 Garuda Indonesia Persero Tbk PT                                    2,980,246     82,219             0.0%
                  Global Mediacom Tbk PT                                             4,492,400    180,078             0.0%
*                 Hanson International Tbk PT                                       23,263,000    242,209             0.0%
*                 Harum Energy Tbk PT                                                  645,200    124,249             0.0%
                  Indah Kiat Pulp & Paper Corp. Tbk PT                                 872,300    135,960             0.0%
*                 Indika Energy Tbk PT                                                 670,200     45,213             0.0%
                  Indo Tambangraya Megah Tbk PT                                        279,300    400,464             0.0%
                  Indocement Tunggal Prakarsa Tbk PT                                   331,200    420,405             0.1%
                  Indofood CBP Sukses Makmur Tbk PT                                    703,900    462,762             0.1%
                  Indofood Sukses Makmur Tbk PT                                      2,286,500  1,432,949             0.1%
*                 Indosat Tbk PT                                                       422,200    227,222             0.0%
                  Industri Jamu Dan Farmasi Sido Muncul Tbk PT                         307,100     12,881             0.0%
*                 Inovisi Infracom Tbk PT                                              668,445      1,100             0.0%
                  Intiland Development Tbk PT                                        4,253,100    140,294             0.0%
                  Japfa Comfeed Indonesia Tbk PT                                     2,841,800    312,172             0.0%
                  Jasa Marga Persero Tbk PT                                            905,526    315,076             0.0%
                  Kalbe Farma Tbk PT                                                 4,889,000    580,549             0.1%
*                 Kawasan Industri Jababeka Tbk PT                                  10,290,630    254,416             0.0%
*                 Krakatau Steel Persero Tbk PT                                      2,092,231     90,891             0.0%
                  Link Net Tbk PT                                                       67,700     27,408             0.0%
*                 Lippo Cikarang Tbk PT                                                325,700    109,272             0.0%
*                 Malindo Feedmill Tbk PT                                              449,100     41,088             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                                    ---------- ---------- ---------------
INDONESIA -- (Continued)
                  Matahari Department Store Tbk PT                                     754,300 $  824,231             0.1%
                  Matahari Putra Prima Tbk PT                                          363,800     25,773             0.0%
                  Mayora Indah Tbk PT                                                3,033,325    462,132             0.1%
*                 Medco Energi Internasional Tbk PT                                  1,148,700    257,415             0.0%
                  Media Nusantara Citra Tbk PT                                       2,297,600    314,273             0.0%
*                 Mitra Adiperkasa Tbk PT                                              487,700    231,185             0.0%
                  Mitra Keluarga Karyasehat Tbk PT                                     264,900     50,442             0.0%
*                 MNC Investama Tbk PT                                              13,427,000    120,980             0.0%
*                 MNC Sky Vision Tbk PT                                                269,000     20,557             0.0%
*                 Modernland Realty Tbk PT                                           6,506,000    137,483             0.0%
*                 Multipolar Tbk PT                                                  5,278,800    125,800             0.0%
*                 Multistrada Arah Sarana Tbk PT                                        33,500        584             0.0%
                  Nippon Indosari Corpindo Tbk PT                                      685,800     84,304             0.0%
*                 Nusantara Infrastructure Tbk PT                                    8,822,000     87,270             0.0%
                  Pakuwon Jati Tbk PT                                               10,687,900    499,782             0.1%
                  Pan Brothers Tbk PT                                                2,371,800    105,793             0.0%
*                 Panin Financial Tbk PT                                             8,715,400    152,816             0.0%
*                 Paninvest Tbk PT                                                     992,000     63,321             0.0%
                  Pembangunan Perumahan Persero Tbk PT                               1,721,142    410,340             0.0%
                  Perusahaan Gas Negara Persero Tbk                                  2,627,000    477,729             0.1%
                  Perusahaan Perkebunan London Sumatra Indonesia Tbk PT              2,544,400    265,983             0.0%
                  Ramayana Lestari Sentosa Tbk PT                                    1,926,700    184,113             0.0%
                  Salim Ivomas Pratama Tbk PT                                        2,650,900    126,052             0.0%
                  Samindo Resources Tbk PT                                              62,250      3,964             0.0%
                  Sampoerna Agro PT                                                    572,600     91,073             0.0%
                  Sawit Sumbermas Sarana Tbk PT                                      1,105,100    145,003             0.0%
                  Selamat Sempurna Tbk PT                                            1,169,600    106,979             0.0%
                  Semen Baturaja Persero Tbk PT                                      1,231,900    325,743             0.0%
                  Semen Indonesia Persero Tbk PT                                     1,176,400    777,439             0.1%
*                 Sentul City Tbk PT                                                15,261,800    100,706             0.0%
*                 Sinar Mas Agro Resources & Technology Tbk PT                          36,000     11,073             0.0%
                  Sinar Mas Multiartha Tbk PT                                           16,500      9,959             0.0%
                  Sri Rejeki Isman Tbk PT                                            5,372,600    121,639             0.0%
*                 Sugih Energy Tbk PT                                                5,670,200     21,270             0.0%
                  Sumber Alfaria Trijaya Tbk PT                                      1,089,000     46,625             0.0%
                  Surya Citra Media Tbk PT                                           2,469,200    528,359             0.1%
                  Surya Semesta Internusa Tbk PT                                     2,767,200    151,400             0.0%
                  Tambang Batubara Bukit Asam Persero Tbk PT                           454,721    431,170             0.1%
                  Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR                 88,398  2,895,034             0.2%
*                 Tiga Pilar Sejahtera Food Tbk                                      1,372,000    227,625             0.0%
                  Timah Persero Tbk PT                                               1,945,231    137,688             0.0%
                  Tiphone Mobile Indonesia Tbk PT                                    1,094,000     84,466             0.0%
                  Total Bangun Persada Tbk PT                                          672,000     39,836             0.0%
                  Tower Bersama Infrastructure Tbk PT                                  896,500    393,311             0.0%
*                 Truba Alam Manunggal Engineering PT                                3,328,000      3,745             0.0%
                  Tunas Baru Lampung Tbk PT                                          1,152,900    109,683             0.0%
                  Tunas Ridean Tbk PT                                                  238,000     23,659             0.0%
*                 Ultrajaya Milk Industry & Trading Co. Tbk PT                         203,000     63,993             0.0%
                  Unilever Indonesia Tbk PT                                            322,000  1,074,555             0.1%
                  United Tractors Tbk PT                                               975,195  1,966,210             0.2%
*                 Vale Indonesia Tbk PT                                              1,657,500    275,322             0.0%
*                 Visi Media Asia Tbk PT                                             5,092,600    151,869             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
INDONESIA -- (Continued)
                  Waskita Karya Persero Tbk PT                                      1,587,143 $   284,174             0.0%
                  Wijaya Karya Beton Tbk PT                                           843,900      46,839             0.0%
                  Wijaya Karya Persero Tbk PT                                       1,101,749     195,444             0.0%
*                 XL Axiata Tbk PT                                                  1,931,200     464,403             0.1%
                                                                                              ----------- ---------------
TOTAL INDONESIA                                                                                40,283,437             3.2%
                                                                                              ----------- ---------------
MALAYSIA -- (3.1%)
                  Aeon Co. M Bhd                                                      344,200     196,739             0.0%
                  Aeon Credit Service M Bhd                                            17,360      65,297             0.0%
                  Affin Holdings Bhd                                                  268,770     181,378             0.0%
                  AirAsia Bhd                                                         768,200     592,515             0.1%
#*                AirAsia X Bhd                                                     1,690,000     175,004             0.0%
                  Alliance Financial Group Bhd                                        573,400     545,130             0.1%
                  AMMB Holdings Bhd                                                   889,575   1,122,671             0.1%
                  Amway Malaysia Holdings Bhd                                          16,600      29,373             0.0%
                  Ann Joo Resources Bhd                                                51,700      35,226             0.0%
                  APM Automotive Holdings Bhd                                          22,800      20,046             0.0%
                  Astro Malaysia Holdings Bhd                                         589,700     366,884             0.0%
                  Axiata Group Bhd                                                    904,433   1,072,124             0.1%
*                 Barakah Offshore Petroleum Bhd                                      138,300      19,902             0.0%
                  Batu Kawan Bhd                                                       36,900     161,368             0.0%
                  Benalec Holdings Bhd                                                227,000      27,692             0.0%
#                 Bermaz Auto Bhd                                                     138,300      68,469             0.0%
                  BIMB Holdings Bhd                                                   325,031     328,013             0.0%
                  Bonia Corp. Bhd                                                     304,400      45,530             0.0%
                  Boustead Holdings Bhd                                                60,760      36,649             0.0%
                  Boustead Plantations Bhd                                             32,300      12,201             0.0%
#*                Bumi Armada Bhd                                                   1,454,100     264,148             0.0%
#                 Bursa Malaysia Bhd                                                  248,200     586,658             0.1%
#                 Cahya Mata Sarawak Bhd                                              261,800     274,065             0.0%
                  Can-One Bhd                                                          42,900      32,307             0.0%
                  CB Industrial Product Holding Bhd                                   161,780      76,751             0.0%
                  CIMB Group Holdings Bhd                                             530,565     701,132             0.1%
                  Coastal Contracts Bhd                                               176,800      54,104             0.0%
                  Cypark Resources Bhd                                                 55,700      30,770             0.0%
                  Daibochi Plastic & Packaging Industry Bhd                             5,040       2,900             0.0%
#                 Datasonic Group Bhd                                                 375,000     111,328             0.0%
*                 Dayang Enterprise Holdings Bhd                                      229,650      64,954             0.0%
*                 Destinii Bhd                                                         59,700      10,236             0.0%
                  Dialog Group Bhd                                                  1,012,914     454,699             0.1%
                  DiGi.Com Bhd                                                        922,100   1,092,207             0.1%
                  DKSH Holdings Malaysia Bhd                                           15,200      17,313             0.0%
#                 DRB-Hicom Bhd                                                       641,500     212,480             0.0%
                  Dutch Lady Milk Industries Bhd                                        4,900      65,035             0.0%
#                 Eastern & Oriental Bhd                                              527,838     230,956             0.0%
*                 Eco World Development Group Bhd                                     174,800      61,170             0.0%
                  Econpile Holldings Bhd                                               30,900      16,647             0.0%
                  Ekovest Bhd                                                          82,750      27,079             0.0%
#                 Evergreen Fibreboard Bhd                                            445,200      90,188             0.0%
#                 Felda Global Ventures Holdings Bhd                                1,262,100     618,316             0.1%
#                 Gadang Holdings Bhd                                                  38,300      11,295             0.0%
                  Gamuda Bhd                                                          519,900     631,013             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
MALAYSIA -- (Continued)
                  Genting Plantations Bhd                                              55,800 $  146,642             0.0%
                  George Kent Malaysia BHD                                             39,600     39,476             0.0%
#                 Globetronics Technology Bhd                                         148,600    185,732             0.0%
                  Glomac Bhd                                                          176,400     28,652             0.0%
                  Goldis Bhd                                                           10,502      6,965             0.0%
                  GuocoLand Malaysia Bhd                                               34,800     10,337             0.0%
                  Hai-O Enterprise Bhd                                                 59,100     51,794             0.0%
#                 HAP Seng Consolidated Bhd                                           279,820    571,369             0.1%
                  Hap Seng Plantations Holdings Bhd                                    90,600     54,037             0.0%
                  Hartalega Holdings Bhd                                              281,400    317,372             0.0%
*                 Hengyuan Refining Co Bhd                                             14,900     13,067             0.0%
                  HeveaBoard Bhd                                                       76,100     23,832             0.0%
*                 Hibiscus Petroleum Bhd                                              106,900     10,426             0.0%
                  Hock Seng LEE BHD                                                    61,600     24,143             0.0%
                  Hong Leong Bank Bhd                                                 108,490    344,605             0.0%
                  Hong Leong Financial Group Bhd                                      133,913    520,143             0.1%
                  Hong Leong Industries Bhd                                            40,300     93,794             0.0%
                  Hovid Bhd                                                           216,200     17,175             0.0%
                  Hua Yang Bhd                                                        128,710     32,898             0.0%
#                 Hume Industries Bhd                                                  39,208     24,483             0.0%
                  Hup Seng Industries Bhd                                             218,300     59,863             0.0%
                  I-Bhd                                                                59,800      8,612             0.0%
                  IJM Corp. Bhd                                                     1,435,614  1,157,345             0.1%
                  IJM Plantations Bhd                                                  85,300     60,529             0.0%
                  Inari Amertron Bhd                                                  889,842    428,218             0.1%
                  Insas Bhd                                                           365,913     77,846             0.0%
                  IOI Corp. Bhd                                                       833,405    880,750             0.1%
#                 IOI Properties Group Bhd                                            442,210    210,850             0.0%
*                 Iris Corp. Bhd                                                      736,100     34,690             0.0%
#*                Iskandar Waterfront City Bhd                                        289,100    206,837             0.0%
*                 JAKS Resources Bhd                                                  166,000     63,398             0.0%
#                 Jaya Tiasa Holdings Bhd                                             264,705     71,324             0.0%
                  JCY International Bhd                                               413,600     59,517             0.0%
*                 Kenanga Investment Bank Bhd                                          81,000     11,752             0.0%
                  Kian JOO CAN Factory Bhd                                            114,600     79,184             0.0%
                  Kim Loong Resources Bhd                                              50,920     43,431             0.0%
                  Kimlun Corp. Bhd                                                     47,077     25,923             0.0%
#*                KNM Group Bhd                                                     1,097,184     73,141             0.0%
                  Kretam Holdings Bhd                                                 399,000     50,080             0.0%
#*                KSL Holdings Bhd                                                    376,864    105,877             0.0%
                  Kuala Lumpur Kepong Bhd                                              79,250    447,688             0.1%
                  Kumpulan Perangsang Selangor Bhd                                    161,900     55,579             0.0%
                  Land & General Bhd                                                  632,900     37,906             0.0%
*                 Landmarks Bhd                                                       139,100     26,424             0.0%
#                 LBS Bina Group Bhd                                                  168,400     81,048             0.0%
                  Lingkaran Trans Kota Holdings Bhd                                    97,600    132,714             0.0%
                  LPI Capital Bhd                                                      28,300    114,325             0.0%
                  Mah Sing Group Bhd                                                  894,852    307,021             0.0%
                  Malakoff Corp. Bhd                                                   44,100     12,793             0.0%
                  Malayan Banking Bhd                                                 944,635  2,083,622             0.2%
                  Malayan Flour Mills Bhd                                              90,600     37,724             0.0%
                  Malaysia Airports Holdings Bhd                                      333,967    584,181             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
MALAYSIA -- (Continued)
                  Malaysia Building Society Bhd                                       777,100 $  234,427             0.0%
*                 Malaysia Marine and Heavy Engineering Holdings Bhd                  213,400     49,097             0.0%
#*                Malaysian Bulk Carriers Bhd                                         271,325     53,048             0.0%
#                 Malaysian Pacific Industries Bhd                                     67,663    186,646             0.0%
#*                Malaysian Resources Corp. Bhd                                       619,000    216,297             0.0%
                  Malton Bhd                                                          177,500     60,018             0.0%
                  Matrix Concepts Holdings Bhd                                        223,800    133,518             0.0%
#                 Maxis Bhd                                                           430,000    631,505             0.1%
#                 MBM Resources Bhd                                                    80,330     47,399             0.0%
                  Media Chinese International, Ltd.                                   100,600     14,462             0.0%
                  Media Prima Bhd                                                     518,700    143,169             0.0%
                  Mega First Corp. Bhd                                                 46,000     40,142             0.0%
#                 Mitrajaya Holdings Bhd                                              291,500     89,956             0.0%
*                 MK Land Holdings Bhd                                                360,900     26,165             0.0%
#                 MKH Bhd                                                             153,860     86,459             0.0%
                  MMC Corp. Bhd                                                       508,500    296,334             0.0%
*                 MNRB Holdings Bhd                                                    58,350     34,784             0.0%
*                 MPHB Capital Bhd                                                     39,500     16,180             0.0%
*                 Mudajaya Group Bhd                                                  129,600     35,816             0.0%
                  Muhibbah Engineering M Bhd                                          220,500    146,779             0.0%
*                 Mulpha International Bhd                                            877,200     48,566             0.0%
#                 My EG Services Bhd                                                1,067,850    523,481             0.1%
*                 Naim Holdings Bhd                                                   101,300     36,404             0.0%
                  Oldtown Bhd                                                         165,625    102,089             0.0%
                  Oriental Holdings Bhd                                                12,000     18,730             0.0%
                  OSK Holdings Bhd                                                    411,509    148,808             0.0%
                  Padini Holdings Bhd                                                 328,600    242,291             0.0%
                  Panasonic Manufacturing Malaysia Bhd                                 13,100    102,460             0.0%
                  Pantech Group Holdings Bhd                                          101,846     15,475             0.0%
                  Paramount Corp. Bhd                                                 131,100     54,956             0.0%
#*                Parkson Holdings Bhd                                                350,305     51,225             0.0%
                  PESTECH International Bhd                                            44,000     17,224             0.0%
                  Pharmaniaga Bhd                                                      44,200     49,870             0.0%
                  Pie Industrial Bhd                                                   28,400     15,507             0.0%
#                 Pos Malaysia Bhd                                                    197,400    237,277             0.0%
                  PPB Group Bhd                                                       122,600    477,416             0.1%
#                 Press Metal Bhd                                                     716,400    483,068             0.1%
                  Protasco Bhd                                                        163,000     40,892             0.0%
                  Public Bank Bhd                                                     624,370  2,869,404             0.2%
#*                Puncak Niaga Holdings Bhd                                           104,100     24,458             0.0%
                  QL Resources Bhd                                                    294,850    322,726             0.0%
                  RHB Bank Bhd                                                        229,162    290,162             0.0%
*                 Rimbunan Sawit Bhd                                                  496,600     55,451             0.0%
                  Salcon Bhd                                                          241,100     36,334             0.0%
#                 Sapura Energy Bhd                                                 2,294,811  1,054,806             0.1%
                  Sarawak Cable Bhd                                                    48,900     12,384             0.0%
                  Sarawak Oil Palms Bhd                                                32,014     25,291             0.0%
                  Scientex Bhd                                                        128,000    244,129             0.0%
*                 Scomi Energy Services Bhd                                           100,700      4,641             0.0%
                  Selangor Dredging Bhd                                               150,900     31,862             0.0%
                  Selangor Properties Bhd                                               2,100      2,243             0.0%
                  Shangri-La Hotels Malaysia Bhd                                      101,700    119,399             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
MALAYSIA -- (Continued)
                  SHL Consolidated Bhd                                                 98,500 $    63,987             0.0%
#                 SP Setia Bhd Group                                                  214,045     180,294             0.0%
                  Star Media Group Bhd                                                114,600      62,027             0.0%
                  Sunway Bhd                                                          421,978     337,320             0.0%
#                 Sunway Construction Group Bhd                                        38,710      17,825             0.0%
                  Supermax Corp. Bhd                                                  214,050      94,650             0.0%
                  Suria Capital Holdings Bhd                                           18,100       8,971             0.0%
#                 Syarikat Takaful Malaysia Bhd                                       181,200     167,051             0.0%
                  Ta Ann Holdings Bhd                                                 139,426     120,078             0.0%
                  TA Enterprise Bhd                                                   620,300      93,529             0.0%
                  TA Global Bhd                                                       529,180      43,947             0.0%
*                 Talam Transform Bhd                                                 182,500       2,108             0.0%
                  Taliworks Corp. Bhd                                                  93,700      33,269             0.0%
                  Tambun Indah Land Bhd                                               121,700      41,474             0.0%
                  TAN Chong Motor Holdings Bhd                                        103,100      44,645             0.0%
                  Tasek Corp. Bhd                                                       7,400      22,914             0.0%
                  Telekom Malaysia Bhd                                                284,560     423,286             0.1%
                  Tenaga Nasional Bhd                                                 672,800   2,160,119             0.2%
*                 TH Plantations Bhd                                                   61,320      17,076             0.0%
                  Time dotCom Bhd                                                       8,400      17,084             0.0%
                  Tiong NAM Logistics Holdings                                         86,200      36,086             0.0%
                  Top Glove Corp. Bhd                                                 471,700     496,446             0.1%
                  Tropicana Corp. Bhd                                                 313,401      71,080             0.0%
                  TSH Resources Bhd                                                   272,900     111,995             0.0%
#                 Tune Protect Group Bhd                                              333,900     110,647             0.0%
                  Uchi Technologies Bhd                                                56,870      24,361             0.0%
#                 UEM Edgenta Bhd                                                     164,900     122,168             0.0%
#                 UEM Sunrise Bhd                                                   1,044,364     298,137             0.0%
#*                UMW Holdings Bhd                                                    265,500     378,893             0.0%
#*                UMW Oil & Gas Corp. Bhd                                             468,700      73,345             0.0%
                  Unisem M Bhd                                                        365,830     280,483             0.0%
                  United Malacca Bhd                                                   20,100      28,621             0.0%
                  United Plantations Bhd                                               21,300     137,301             0.0%
                  United U-Li Corp. Bhd                                                47,000      53,016             0.0%
#                 UOA Development Bhd                                                 378,100     233,678             0.0%
*                 Uzma Bhd                                                             75,200      31,845             0.0%
                  ViTrox Corp. Bhd                                                     11,400      15,180             0.0%
#                 VS Industry Bhd                                                     649,425     299,141             0.0%
                  Wah Seong Corp. Bhd                                                 218,605      44,807             0.0%
*                 WCE Holdings Bhd                                                     56,300      19,704             0.0%
#                 WCT Holdings Bhd                                                    459,491     235,989             0.0%
                  Wellcall Holdings Bhd                                               181,700      89,141             0.0%
#                 Westports Holdings Bhd                                              418,100     385,414             0.1%
                  Wing Tai Malaysia Bhd                                                20,100       5,318             0.0%
                  WTK Holdings BHD                                                    175,000      40,087             0.0%
                  Yinson Holdings Bhd                                                 133,600     103,064             0.0%
*                 YNH Property Bhd                                                    257,166      90,615             0.0%
                  YTL Corp. Bhd                                                     2,807,997     950,365             0.1%
                  YTL Power International Bhd                                         715,351     248,745             0.0%
                  Zhulian Corp. Bhd                                                    58,200      23,835             0.0%
                                                                                              ----------- ---------------
TOTAL MALAYSIA                                                                                 40,279,487             3.2%
                                                                                              ----------- ---------------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
MEXICO -- (4.7%)
#                 Alfa S.A.B. de C.V. Class A                                       1,803,454 $2,472,591             0.2%
#                 Alpek S.A.B. de C.V.                                                311,634    373,294             0.0%
#                 Alsea S.A.B. de C.V.                                                332,233  1,181,552             0.1%
                  America Movil S.A.B. de C.V. Series L                             4,985,903  3,832,407             0.3%
                  America Movil S.A.B. de C.V. Series L ADR                           116,929  1,799,537             0.2%
                  Arca Continental S.A.B. de C.V.                                     134,802    991,256             0.1%
#*                Axtel S.A.B. de C.V.                                                541,959    118,323             0.0%
                  Banregio Grupo Financiero S.A.B. de C.V.                            167,956    969,805             0.1%
*                 Bio Pappel S.A.B. de C.V.                                            22,232     31,284             0.0%
#                 Bolsa Mexicana de Valores S.A.B. de C.V.                            173,089    302,499             0.0%
#*                Cemex S.A.B. de C.V.                                              3,004,083  2,765,475             0.2%
*                 Cemex S.A.B. de C.V. Sponsored ADR                                  157,779  1,454,722             0.1%
*                 Cia Minera Autlan S.A.B. de C.V. Series B                            21,100     20,545             0.0%
                  Coca-Cola Femsa S.A.B. de C.V. Series L                              18,905    137,530             0.0%
                  Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                          6,841    497,409             0.1%
                  Consorcio ARA S.A.B. de C.V. Series *                               495,229    165,206             0.0%
#*                Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A           407,905    516,781             0.1%
                  Corp. Actinver S.A.B. de C.V.                                         9,800      6,736             0.0%
#                 Corp. Inmobiliaria Vesta S.A.B. de C.V.                             308,954    434,581             0.0%
#                 Corp. Moctezuma S.A.B. de C.V. Series *                              87,200    305,717             0.0%
                  Credito Real S.A.B. de C.V. SOFOM ER                                132,605    185,962             0.0%
#*                Desarrolladora Homex S.A.B. de C.V.                                   4,510        436             0.0%
#                 El Puerto de Liverpool S.A.B. de C.V. Class C1                       39,695    305,874             0.0%
#*                Empresas ICA S.A.B. de C.V.                                          72,400      6,423             0.0%
*                 Financiera Independencia S.A.B. de C.V. SOFOM ENR                    21,447      3,976             0.0%
                  Fomento Economico Mexicano S.A.B. de C.V.                            22,900    205,994             0.0%
                  Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR              32,246  2,903,430             0.2%
                  Gentera S.A.B. de C.V.                                              676,510  1,137,384             0.1%
#                 Gruma S.A.B. de C.V. Class B                                         92,774  1,237,217             0.1%
#*                Grupo Aeromexico S.A.B. de C.V.                                      77,051    153,691             0.0%
                  Grupo Aeroportuario del Centro Norte S.A.B. de C.V.                 143,132    794,990             0.1%
                  Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                   7,415    762,929             0.1%
                  Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B              72,582    747,941             0.1%
                  Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                    4,576    866,694             0.1%
                  Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B               25,085    475,336             0.0%
#                 Grupo Bimbo S.A.B. de C.V. Series A                                 448,568  1,098,709             0.1%
                  Grupo Carso S.A.B. de C.V. Series A1                                172,925    797,328             0.1%
                  Grupo Comercial Chedraui S.A. de C.V.                               231,121    477,460             0.1%
#                 Grupo Elektra S.A.B. de C.V.                                         27,560    926,706             0.1%
#*                Grupo Famsa S.A.B. de C.V. Class A                                  176,737     82,617             0.0%
                  Grupo Financiero Banorte S.A.B. de C.V. Class O                     571,535  3,298,313             0.3%
                  Grupo Financiero Inbursa S.A.B. de C.V. Class O                     504,531    849,584             0.1%
                  Grupo Financiero Interacciones SA de C.V. Class O                    69,365    324,362             0.0%
                  Grupo Financiero Santander Mexico S.A.B. de C.V. Class B            248,985    452,730             0.0%
                  Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR         40,684    370,631             0.0%
#                 Grupo Herdez S.A.B. de C.V. Series *                                174,359    386,873             0.0%
                  Grupo Industrial Saltillo S.A.B. de C.V.                              5,000     10,053             0.0%
                  Grupo KUO S.A.B. de C.V. Series B                                    28,600     59,091             0.0%
#                 Grupo Lala S.A.B. de C.V.                                           209,879    381,289             0.0%
                  Grupo Mexico S.A.B. de C.V. Series B                              1,442,882  4,216,302             0.3%
*                 Grupo Pochteca S.A.B. de C.V.                                        35,990     13,765             0.0%
#                 Grupo Rotoplas S.A.B. de C.V.                                         9,393     12,150             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
MEXICO -- (Continued)
                  Grupo Sanborns S.A.B. de C.V.                                       128,457 $   147,254             0.0%
*                 Grupo Simec S.A.B. de C.V. Series B                                  60,983     226,760             0.0%
*                 Grupo Simec S.A.B. de C.V. Sponsored ADR                              2,821      31,623             0.0%
*                 Grupo Sports World S.A.B. de C.V.                                    42,700      38,900             0.0%
#                 Grupo Televisa S.A.B. Series CPO                                    580,492   2,816,852             0.2%
                  Grupo Televisa S.A.B. Sponsored ADR                                  51,863   1,260,271             0.1%
#*                Hoteles City Express S.A.B. de C.V.                                 167,099     171,846             0.0%
*                 Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de
                    C.V.                                                              182,620     303,102             0.0%
                  Industrias Bachoco S.A.B. de C.V. Series B                           89,229     396,536             0.0%
                  Industrias Bachoco S.A.B. de C.V. Sponsored ADR                       2,601     139,023             0.0%
*                 Industrias CH S.A.B. de C.V. Series B                               158,146     849,315             0.1%
                  Industrias Penoles S.A.B. de C.V.                                    55,077   1,346,406             0.1%
#                 Infraestructura Energetica Nova S.A.B. de C.V.                      182,489     850,829             0.1%
#                 Kimberly-Clark de Mexico S.A.B. de C.V. Class A                     687,660   1,467,719             0.1%
*                 La Comer S.A.B. de C.V.                                             309,798     242,734             0.0%
*                 Maxcom Telecomunicaciones S.A.B. de C.V.                              2,771       1,091             0.0%
                  Megacable Holdings S.A.B. de C.V.                                   191,520     726,088             0.1%
                  Mexichem S.A.B. de C.V.                                             563,072   1,546,670             0.1%
#*                Minera Frisco S.A.B. de C.V. Class A1                               242,964     155,392             0.0%
                  OHL Mexico S.A.B. de C.V.                                           551,443     673,147             0.1%
#                 Organizacion Cultiba S.A.B. de C.V.                                  24,314      23,597             0.0%
*                 Organizacion Soriana S.A.B. de C.V. Class B                         240,563     551,530             0.1%
                  Promotora y Operadora de Infraestructura S.A.B. de C.V.             100,122   1,064,550             0.1%
#                 Qualitas Controladora S.A.B. de C.V.                                 79,517     129,844             0.0%
                  Rassini S.A.B. de C.V.                                               13,114      62,027             0.0%
#*                Telesites S.A.B. de C.V.                                            466,332     291,562             0.0%
#                 TV Azteca S.A.B. de C.V.                                            949,178     164,371             0.0%
                  Vitro S.A.B. de C.V. Series A                                        82,421     315,669             0.0%
                  Wal-Mart de Mexico S.A.B. de C.V.                                 1,140,741   2,569,284             0.2%
                                                                                              ----------- ---------------
TOTAL MEXICO                                                                                   60,487,482             4.8%
                                                                                              ----------- ---------------
PERU -- (0.2%)
                  Cementos Pacasmayo SAA ADR                                            3,589      38,312             0.0%
                  Cia de Minas Buenaventura SAA ADR                                    15,794     189,686             0.0%
                  Credicorp, Ltd.                                                      16,147   2,481,148             0.2%
*                 Fossal SAA ADR                                                          455         410             0.0%
                  Grana y Montero SAA Sponsored ADR                                    14,632      49,310             0.0%
                                                                                              ----------- ---------------
TOTAL PERU                                                                                      2,758,866             0.2%
                                                                                              ----------- ---------------
PHILIPPINES -- (1.4%)
                  Aboitiz Equity Ventures, Inc.                                       402,890     619,671             0.1%
                  Aboitiz Power Corp.                                                 365,000     310,587             0.0%
*                 Atlas Consolidated Mining & Development Corp.                       168,700      17,758             0.0%
                  Ayala Corp.                                                          39,311     681,613             0.1%
                  Ayala Land, Inc.                                                  1,304,160     921,615             0.1%
                  Bank of the Philippine Islands                                      144,646     303,328             0.0%
                  BDO Unibank, Inc.                                                   478,168   1,148,130             0.1%
                  Cebu Air, Inc.                                                      168,840     364,968             0.0%
                  Century Pacific Food, Inc.                                          201,000      66,365             0.0%
                  Century Properties Group, Inc.                                      500,000       4,906             0.0%
                  China Banking Corp.                                                 134,572      95,083             0.0%
                  Cosco Capital, Inc.                                                 569,300      92,995             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
PHILIPPINES -- (Continued)
                  D&L Industries, Inc.                                              1,222,300 $   313,071             0.0%
                  DMCI Holdings, Inc.                                               1,899,750     488,859             0.1%
*                 DoubleDragon Properties Corp.                                       128,090     133,351             0.0%
                  East West Banking Corp.                                             106,700      45,794             0.0%
                  EEI Corp.                                                           232,900      47,093             0.0%
*                 Empire East Land Holdings, Inc.                                   1,223,000      17,377             0.0%
                  Energy Development Corp.                                          5,636,700     680,476             0.1%
                  Filinvest Land, Inc.                                              6,955,000     241,200             0.0%
                  First Gen Corp.                                                     721,300     310,338             0.0%
                  First Philippine Holdings Corp.                                     169,010     245,271             0.0%
                  Globe Telecom, Inc.                                                  10,290     427,554             0.0%
                  GT Capital Holdings, Inc.                                            20,445     515,777             0.1%
                  Integrated Micro-Electronics, Inc.                                   79,300      12,226             0.0%
                  JG Summit Holdings, Inc.                                            493,210     831,322             0.1%
                  Jollibee Foods Corp.                                                129,260     543,103             0.1%
*                 Lepanto Consolidated Mining Co.                                   1,834,182       7,083             0.0%
                  Lopez Holdings Corp.                                              1,395,300     214,691             0.0%
                  Manila Electric Co.                                                  76,660     429,544             0.0%
                  Manila Water Co., Inc.                                              725,600     463,993             0.0%
*                 Megawide Construction Corp.                                         278,374     102,931             0.0%
                  Megaworld Corp.                                                   5,328,500     433,066             0.0%
                  Metropolitan Bank & Trust Co.                                       135,832     229,478             0.0%
                  Nickel Asia Corp.                                                   268,000      33,488             0.0%
                  Pepsi-Cola Products Philippines, Inc.                               737,300      54,601             0.0%
                  Petron Corp.                                                      1,162,100     211,829             0.0%
                  Philippine National Bank                                            215,142     280,872             0.0%
                  Philippine Stock Exchange, Inc. (The)                                 5,304      25,482             0.0%
                  Phinma Energy Corp.                                                 675,000      29,037             0.0%
                  Phoenix Petroleum Philippines, Inc.                                 136,240      23,177             0.0%
                  PLDT, Inc.                                                           21,950     779,077             0.1%
                  PLDT, Inc. Sponsored ADR                                             11,344     402,825             0.0%
                  Puregold Price Club, Inc.                                           355,800     296,977             0.0%
                  RFM Corp.                                                           532,000      51,524             0.0%
                  Rizal Commercial Banking Corp.                                      201,164     219,673             0.0%
                  Robinsons Land Corp.                                                933,000     479,382             0.1%
                  Robinsons Retail Holdings, Inc.                                     139,390     221,554             0.0%
                  San Miguel Corp.                                                    277,910     611,762             0.1%
                  Security Bank Corp.                                                 146,666     625,745             0.1%
                  Semirara Mining & Power Corp.                                       115,820     345,247             0.0%
                  SM Investments Corp.                                                 23,010     335,314             0.0%
                  SM Prime Holdings, Inc.                                           1,349,212     804,769             0.1%
*                 Top Frontier Investment Holdings, Inc.                               10,142      59,682             0.0%
                  Union Bank of the Philippines                                        98,142     156,736             0.0%
                  Universal Robina Corp.                                              186,330     641,213             0.1%
                  Vista Land & Lifescapes, Inc.                                     3,794,100     401,772             0.0%
                  Xurpas, Inc.                                                         76,300      14,319             0.0%
                                                                                              ----------- ---------------
TOTAL PHILIPPINES                                                                              18,466,674             1.5%
                                                                                              ----------- ---------------
POLAND -- (2.0%)
                  Agora SA                                                             20,446      85,442             0.0%
*                 Alior Bank SA                                                        29,536     568,060             0.1%
                  Amica SA                                                              2,898     145,370             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
POLAND -- (Continued)
*                 AmRest Holdings SE                                                  1,944 $  184,165             0.0%
                  Apator SA                                                           3,816     34,543             0.0%
                  Asseco Poland SA                                                   46,977    661,025             0.1%
                  Bank Handlowy w Warszawie SA                                        7,297    140,886             0.0%
*                 Bank Millennium SA                                                272,843    486,651             0.0%
                  Bank Pekao SA                                                      19,732    715,092             0.1%
                  Bank Zachodni WBK SA                                                7,667    703,575             0.1%
#*                Bioton SA                                                          23,777     43,369             0.0%
*                 Boryszew SA                                                        95,717    285,932             0.0%
                  Budimex SA                                                          6,889    488,269             0.0%
                  CCC SA                                                              8,799    508,872             0.0%
*                 CD Projekt SA                                                      44,539    778,230             0.1%
                  Ciech SA                                                           20,632    412,650             0.0%
*                 ComArch SA                                                            218     13,217             0.0%
*                 Cyfrowy Polsat SA                                                  64,564    403,964             0.0%
                  Elektrobudowa SA                                                       39      1,188             0.0%
*                 Emperia Holding SA                                                  5,724    113,757             0.0%
*                 Enea SA                                                           143,203    439,850             0.0%
#                 Energa SA                                                          61,686    158,401             0.0%
                  Eurocash SA                                                        39,486    350,151             0.0%
                  Fabryki Mebli Forte SA                                              9,297    189,969             0.0%
#*                Famur SA                                                           20,638     30,390             0.0%
                  Firma Oponiarska Debica SA                                          1,289     34,093             0.0%
*                 Getin Holding SA                                                  199,827     67,977             0.0%
#*                Getin Noble Bank SA                                               204,277     97,890             0.0%
*                 Globe Trade Centre SA                                              15,128     35,873             0.0%
                  Grupa Azoty SA                                                     26,425    466,002             0.0%
*                 Grupa Azoty Zaklady Chemiczne Police SA                             3,091     16,092             0.0%
                  Grupa Kety SA                                                       6,353    697,493             0.1%
*                 Grupa Lotos SA                                                     52,144    812,320             0.1%
#*                Impexmetal SA                                                      60,302     65,858             0.0%
                  ING Bank Slaski SA                                                  7,883    363,617             0.0%
                  Inter Cars SA                                                       2,253    180,133             0.0%
*                 Jastrzebska Spolka Weglowa SA                                      28,438    573,971             0.1%
                  Kernel Holding SA                                                  38,613    687,627             0.1%
                  KGHM Polska Miedz SA                                               31,405    994,848             0.1%
                  KRUK SA                                                             8,067    594,590             0.1%
                  LC Corp. SA                                                        15,461      7,853             0.0%
#                 LPP SA                                                                344    615,472             0.1%
*                 Lubelski Wegiel Bogdanka SA                                         5,264     98,489             0.0%
*                 mBank SA                                                            4,560    508,892             0.0%
                  Netia SA                                                          175,788    199,394             0.0%
                  Neuca SA                                                            2,045    207,035             0.0%
                  Orange Polska SA                                                  257,497    307,095             0.0%
                  Orbis SA                                                            5,719    128,234             0.0%
*                 Pelion SA                                                           2,616     35,994             0.0%
                  Pfleiderer Grajewo SA                                               1,378     15,787             0.0%
                  PGE Polska Grupa Energetyczna SA                                  321,613    955,273             0.1%
*                 PKP Cargo SA                                                       10,647    175,327             0.0%
*                 Polnord SA                                                         24,222     56,746             0.0%
#                 Polski Koncern Naftowy Orlen SA                                   145,677  4,353,642             0.4%
                  Polskie Gornictwo Naftowe i Gazownictwo SA                        373,045    636,079             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
POLAND -- (Continued)
*                 Powszechna Kasa Oszczednosci Bank Polski SA                       167,986 $ 1,529,439             0.1%
                  Powszechny Zaklad Ubezpieczen SA                                  106,811   1,178,513             0.1%
#*                Rafako SA                                                          13,729      27,082             0.0%
                  Stalprodukt SA                                                        365      50,757             0.0%
                  Synthos SA                                                        241,049     334,778             0.0%
*                 Tauron Polska Energia SA                                          721,502     611,952             0.1%
                  Trakcja SA                                                         23,580      99,574             0.0%
*                 Vistula Group SA                                                   81,863      67,753             0.0%
                  Warsaw Stock Exchange                                              11,916     139,404             0.0%
                  Wawel SA                                                              202      57,299             0.0%
*                 Zespol Elektrowni Patnow Adamow Konin SA                            2,460      11,033             0.0%
                                                                                            ----------- ---------------
TOTAL POLAND                                                                                 26,040,298             2.1%
                                                                                            ----------- ---------------
RUSSIA -- (1.3%)
                  Etalon Group, Ltd. GDR                                             52,035     200,223             0.0%
                  Gazprom PJSC Sponsored ADR                                        645,808   3,066,005             0.3%
                  Globaltrans Investment P.L.C. Sponsored GDR                        21,579     163,463             0.0%
*                 Lenta, Ltd. GDR(BJ621Y903)                                          9,815      62,500             0.0%
*                 Lenta, Ltd. GDR(52634T200)                                         30,353     193,349             0.0%
                  Lukoil PJSC Sponsored ADR(69343P105)                                2,804     138,938             0.0%
                  LUKOIL PJSC Sponsored ADR(BYZDW2900)                               31,089   1,543,154             0.1%
                  Magnitogorsk Iron & Steel OJSC Sponsored GDR                       47,794     368,012             0.0%
*                 Mail.Ru Group, Ltd. GDR(560317208)                                  2,320      61,132             0.0%
*                 Mail.Ru Group, Ltd. GDR(B53NQB903)                                  4,369     115,008             0.0%
*                 Mechel PJSC Sponsored ADR                                           7,439      44,708             0.0%
                  MegaFon PJSC GDR                                                   20,825     222,839             0.0%
                  MMC Norilsk Nickel PJSC ADR                                        63,265     971,865             0.1%
                  Novatek PJSC GDR                                                    2,659     322,271             0.0%
                  Novolipetsk Steel PJSC GDR                                         23,125     438,455             0.0%
                  O'Key Group SA GDR                                                  6,334      13,301             0.0%
                  PhosAgro PJSC GDR                                                  21,849     322,266             0.0%
*                 PIK Group PJSC GDR                                                 27,090     135,273             0.0%
                  Ros Agro P.L.C. GDR                                                 3,196      39,151             0.0%
                  Ros Agro PLC GDR                                                      818      10,004             0.0%
                  Rosneft Oil Co. PJSC GDR(67812M207)                                 4,069      22,522             0.0%
                  Rosneft Oil Co. PJSC GDR(B17FSC901)                               154,292     853,666             0.1%
                  Rostelecom PJSC Sponsored ADR                                      19,115     150,257             0.0%
                  RusHydro PJSC ADR                                                 311,587     474,850             0.1%
                  Sberbank of Russia PJSC Sponsored ADR(B5SC09903)                  205,157   2,445,844             0.2%
                  Sberbank of Russia PJSC Sponsored ADR(80585Y308)                    2,833      33,684             0.0%
                  Severstal PJSC GDR                                                 47,385     647,255             0.1%
                  Tatneft PJSC Sponsored ADR                                         27,030   1,057,970             0.1%
                  TMK PJSC GDR(87260R201)                                             4,512      23,553             0.0%
                  TMK PJSC GDR(B1FY0V909)                                            13,562      70,762             0.0%
                  VEON, Ltd.                                                        162,025     669,163             0.1%
                  VTB Bank PJSC GDR(46630Q202)                                      203,862     471,125             0.0%
                  VTB Bank PJSC GDR(B1W7FX909)                                      171,074     395,542             0.0%
*                 X5 Retail Group NV GDR                                             24,211     853,430             0.1%
                                                                                            ----------- ---------------
TOTAL RUSSIA                                                                                 16,601,540             1.3%
                                                                                            ----------- ---------------
SOUTH AFRICA -- (7.3%)
                  Adcock Ingram Holdings, Ltd.                                       15,230      68,227             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
SOUTH AFRICA -- (Continued)
                  Adcorp Holdings, Ltd.                                                61,325 $   62,783             0.0%
                  Advtech, Ltd.                                                       234,729    335,664             0.0%
                  AECI, Ltd.                                                           77,506    671,771             0.1%
                  African Oxygen, Ltd.                                                 36,963     55,011             0.0%
*                 African Phoenix Investments, Ltd.                                   282,387     12,256             0.0%
                  African Rainbow Minerals, Ltd.                                       69,916    441,971             0.0%
                  Alexander Forbes Group Holdings, Ltd.                               173,626     83,754             0.0%
                  Alviva Holdings, Ltd.                                                81,663    128,711             0.0%
*                 Anglo American Platinum, Ltd.                                        14,088    347,882             0.0%
                  AngloGold Ashanti, Ltd. Sponsored ADR                               320,438  3,662,606             0.3%
*                 ArcelorMittal South Africa, Ltd.                                    220,470    123,802             0.0%
                  Ascendis Health, Ltd.                                                45,030     84,069             0.0%
                  Assore, Ltd.                                                         22,628    364,773             0.0%
                  Astral Foods, Ltd.                                                   27,840    323,564             0.0%
*                 Attacq, Ltd.                                                        249,906    318,055             0.0%
*                 Aveng, Ltd.                                                         235,423    100,459             0.0%
                  AVI, Ltd.                                                           194,957  1,425,206             0.1%
#                 Barclays Africa Group, Ltd.                                         231,512  2,542,694             0.2%
                  Barloworld, Ltd.                                                    156,320  1,408,151             0.1%
                  Bid Corp., Ltd.                                                      93,882  1,988,895             0.2%
                  Bidvest Group, Ltd. (The)                                           162,992  1,945,480             0.2%
                  Blue Label Telecoms, Ltd.                                           264,770    336,051             0.0%
*                 Brait SE                                                            132,500    845,527             0.1%
#                 Capitec Bank Holdings, Ltd.                                          23,772  1,357,314             0.1%
                  Cashbuild, Ltd.                                                      16,072    436,742             0.0%
                  Caxton and CTP Publishers and Printers, Ltd.                         26,485     23,483             0.0%
                  City Lodge Hotels, Ltd.                                              23,036    256,495             0.0%
                  Clicks Group, Ltd.                                                  136,239  1,369,234             0.1%
                  Clover Industries, Ltd.                                              78,209     95,095             0.0%
*                 Consolidated Infrastructure Group, Ltd.                              60,169     81,872             0.0%
                  Coronation Fund Managers, Ltd.                                      136,564    647,864             0.1%
*                 Curro Holdings, Ltd.                                                 35,119    121,528             0.0%
                  DataTec, Ltd.                                                       133,316    579,866             0.1%
                  Discovery, Ltd.                                                     137,736  1,378,996             0.1%
                  DRDGOLD, Ltd.                                                       216,155     84,305             0.0%
#                 DRDGOLD, Ltd. Sponsored ADR                                           1,600      6,208             0.0%
                  EOH Holdings, Ltd.                                                   67,327    712,841             0.1%
*                 Evraz Highveld Steel and Vanadium, Ltd.                               5,882         11             0.0%
*                 eXtract Group, Ltd.                                                 158,948      1,430             0.0%
                  Exxaro Resources, Ltd.                                               77,513    659,432             0.1%
                  Famous Brands, Ltd.                                                  51,937    576,410             0.1%
                  FirstRand, Ltd.                                                   1,222,235  4,559,937             0.4%
                  Foschini Group, Ltd. (The)                                          123,908  1,479,420             0.1%
                  Gold Fields, Ltd.                                                    29,233     95,811             0.0%
                  Gold Fields, Ltd. Sponsored ADR                                     507,051  1,647,916             0.1%
                  Grand Parade Investments, Ltd.                                      131,391     35,804             0.0%
*                 Grindrod, Ltd.                                                      308,452    277,467             0.0%
                  Group Five, Ltd.                                                     72,783     85,025             0.0%
                  Harmony Gold Mining Co., Ltd.                                       114,510    247,957             0.0%
#                 Harmony Gold Mining Co., Ltd. Sponsored ADR                         152,302    332,018             0.0%
                  Holdsport, Ltd.                                                      17,779     84,219             0.0%
*                 Howden Africa Holdings, Ltd.                                          3,943      9,739             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
SOUTH AFRICA -- (Continued)
                  Hudaco Industries, Ltd.                                              21,252 $  216,405             0.0%
                  Hulamin, Ltd.                                                        71,054     36,831             0.0%
*                 Impala Platinum Holdings, Ltd.                                      317,413  1,018,516             0.1%
                  Imperial Holdings, Ltd.                                             108,653  1,374,193             0.1%
                  Investec, Ltd.                                                       88,154    661,479             0.1%
                  Invicta Holdings, Ltd.                                               17,919     73,364             0.0%
                  JSE, Ltd.                                                            67,533    719,992             0.1%
                  KAP Industrial Holdings, Ltd.                                       602,817    422,331             0.0%
#*                Kumba Iron Ore, Ltd.                                                 36,333    472,349             0.0%
                  Lewis Group, Ltd.                                                    66,807    189,152             0.0%
                  Liberty Holdings, Ltd.                                               73,723    594,463             0.1%
                  Massmart Holdings, Ltd.                                              75,208    727,269             0.1%
                  Merafe Resources, Ltd.                                              580,668     72,056             0.0%
                  Metair Investments, Ltd.                                            111,669    191,243             0.0%
                  MMI Holdings, Ltd.                                                  624,265  1,089,567             0.1%
                  Mondi, Ltd.                                                          65,369  1,694,901             0.1%
                  Mpact, Ltd.                                                         110,638    256,277             0.0%
                  Mr. Price Group, Ltd.                                               100,112  1,176,807             0.1%
                  Murray & Roberts Holdings, Ltd.                                     245,552    257,428             0.0%
*                 Nampak, Ltd.                                                        348,450    466,688             0.0%
                  Naspers, Ltd. Class N                                                30,058  5,715,573             0.5%
                  Nedbank Group, Ltd.                                                  71,737  1,209,474             0.1%
                  New Europe Property Investments P.L.C.                               29,018    318,310             0.0%
*                 Northam Platinum, Ltd.                                              173,232    643,345             0.1%
                  Oceana Group, Ltd.                                                   28,771    214,008             0.0%
                  Omnia Holdings, Ltd.                                                 36,337    433,087             0.0%
                  Peregrine Holdings, Ltd.                                            161,283    320,369             0.0%
                  Pick n Pay Stores, Ltd.                                             187,789    892,228             0.1%
                  Pioneer Foods Group, Ltd.                                            60,916    751,368             0.1%
*                 PPC, Ltd.                                                         1,097,019    513,983             0.0%
                  PSG Group, Ltd.                                                      25,741    487,925             0.0%
                  Raubex Group, Ltd.                                                   94,910    171,148             0.0%
                  RCL Foods, Ltd.                                                      19,226     20,690             0.0%
                  Reunert, Ltd.                                                        97,139    514,397             0.1%
                  Rhodes Food Group Pty, Ltd.                                          42,100     77,149             0.0%
*                 Royal Bafokeng Platinum, Ltd.                                        40,725    107,587             0.0%
                  Sanlam, Ltd.                                                        656,368  3,485,632             0.3%
                  Santam, Ltd.                                                         20,504    379,244             0.0%
                  Sappi, Ltd.                                                         266,260  1,977,358             0.2%
                  Sasol, Ltd.                                                          12,517    383,582             0.0%
#                 Sasol, Ltd. Sponsored ADR                                           164,073  5,007,508             0.4%
                  Shoprite Holdings, Ltd.                                             182,449  2,862,276             0.2%
                  Sibanye Gold, Ltd.                                                  269,143    540,828             0.1%
#                 Sibanye Gold, Ltd. Sponsored ADR                                     60,267    482,739             0.0%
                  SPAR Group, Ltd. (The)                                               86,823  1,170,227             0.1%
                  Spur Corp., Ltd.                                                     38,177     88,993             0.0%
                  Standard Bank Group, Ltd.                                           467,367  5,189,916             0.4%
                  Steinhoff International Holdings NV                                 643,070  3,271,358             0.3%
*                 Super Group, Ltd.                                                   267,571    736,135             0.1%
                  Telkom SA SOC, Ltd.                                                 171,919    962,146             0.1%
                  Tiger Brands, Ltd.                                                   56,777  1,714,770             0.1%
                  Tongaat Hulett, Ltd.                                                 66,890    603,889             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SOUTH AFRICA -- (Continued)
                  Transaction Capital, Ltd.                                          41,198 $    45,203             0.0%
                  Trencor, Ltd.                                                      96,638     290,957             0.0%
                  Truworths International, Ltd.                                     273,457   1,770,678             0.2%
                  Vodacom Group, Ltd.                                                88,563   1,001,633             0.1%
                  Wilson Bayly Holmes-Ovcon, Ltd.                                    26,694     285,487             0.0%
                  Woolworths Holdings, Ltd.                                         401,045   2,173,904             0.2%
                                                                                            ----------- ---------------
TOTAL SOUTH AFRICA                                                                           93,448,216             7.5%
                                                                                            ----------- ---------------
SOUTH KOREA -- (15.4%)
                  Able C&C Co., Ltd.                                                  3,467      89,074             0.0%
                  ABOV Semiconductor Co., Ltd.                                        3,257      26,999             0.0%
*                 Ace Technologies Corp.                                              6,136      21,282             0.0%
#*                Actoz Soft Co., Ltd.                                                1,963      33,716             0.0%
                  Advanced Nano Products Co., Ltd.                                    1,159      13,130             0.0%
#*                Advanced Process Systems Corp.                                      2,021      92,534             0.0%
                  Aekyung Petrochemical Co., Ltd.                                     9,491     105,408             0.0%
                  AfreecaTV Co., Ltd.                                                 5,664     118,150             0.0%
*                 Agabang&Company                                                     7,985      50,691             0.0%
                  Ahn-Gook Pharmaceutical Co., Ltd.                                   3,399      36,413             0.0%
#                 Ahnlab, Inc.                                                          934      59,500             0.0%
*                 AJ Rent A Car Co., Ltd.                                            11,281     113,978             0.0%
                  AK Holdings, Inc.                                                   3,176     179,889             0.0%
#                 ALUKO Co., Ltd.                                                    14,441      55,254             0.0%
#*                Aminologics Co., Ltd.                                              21,772      49,061             0.0%
                  Amorepacific Corp.                                                  6,122   1,570,006             0.1%
                  AMOREPACIFIC Group                                                  9,659   1,115,928             0.1%
*                 Amotech Co., Ltd.                                                   4,403      93,461             0.0%
#*                Anam Electronics Co., Ltd.                                         10,750      34,788             0.0%
                  Anapass, Inc.                                                       4,285      49,134             0.0%
#*                APS Holdings Corp.                                                  1,763      23,902             0.0%
                  Asia Cement Co., Ltd.                                                 824      58,725             0.0%
                  ASIA Holdings Co., Ltd.                                               649      56,002             0.0%
                  Asia Paper Manufacturing Co., Ltd.                                  3,151      55,347             0.0%
*                 Asiana Airlines, Inc.                                              67,902     268,605             0.0%
*                 AUK Corp.                                                           5,660      12,224             0.0%
                  Autech Corp.                                                        8,440      82,268             0.0%
#                 Avaco Co., Ltd.                                                     3,893      21,317             0.0%
                  Baiksan Co., Ltd.                                                   4,640      35,459             0.0%
#*                Barun Electronics Co., Ltd.                                        12,622      22,514             0.0%
#*                Barunson Entertainment & Arts Corp.                                26,198      63,145             0.0%
                  Bcworld Pharm Co., Ltd.                                               709      14,443             0.0%
                  BGF retail Co., Ltd.                                                4,123     396,928             0.1%
                  Binggrae Co., Ltd.                                                  2,080     125,421             0.0%
*                 BioSmart Co., Ltd.                                                  5,180      22,243             0.0%
                  BIT Computer Co., Ltd.                                              4,083      21,382             0.0%
                  Bixolon Co., Ltd.                                                   1,321      14,620             0.0%
                  Bluecom Co., Ltd.                                                   3,649      35,540             0.0%
                  BNK Financial Group, Inc.                                         115,399     967,817             0.1%
                  Boditech Med, Inc.                                                  3,424      58,048             0.0%
*                 Boryung Medience Co., Ltd.                                          1,660      17,934             0.0%
                  Boryung Pharmaceutical Co., Ltd.                                      937      41,046             0.0%
*                 Bubang Co., Ltd.                                                    7,169      25,425             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SOUTH KOREA -- (Continued)
                  Bukwang Pharmaceutical Co., Ltd.                                   4,604 $   84,279             0.0%
                  Busan City Gas Co., Ltd.                                             621     18,991             0.0%
                  BYC Co., Ltd.                                                         67     21,906             0.0%
#                 Byucksan Corp.                                                    20,100     67,659             0.0%
#*                CammSys Corp.                                                     24,019     59,262             0.0%
#*                Capro Corp.                                                       14,132     94,767             0.0%
                  Cell Biotech Co., Ltd.                                             3,452    111,972             0.0%
*                 Celltrion Pharm, Inc.                                              1,835     32,221             0.0%
#*                Celltrion, Inc.                                                    9,321    733,404             0.1%
                  Changhae Ethanol Co., Ltd.                                         1,129     17,951             0.0%
*                 Charm Engineering Co., Ltd.                                        7,133     17,682             0.0%
                  Cheil Worldwide, Inc.                                             16,505    267,476             0.0%
*                 Chemtronics Co., Ltd.                                              3,054     18,482             0.0%
                  Cheryong Industrial Co. Ltd/new                                    2,438     22,040             0.0%
*                 China Great Star International, Ltd.                              48,469     61,539             0.0%
                  Chinyang Holdings Corp.                                            6,715     19,355             0.0%
                  Chokwang Paint, Ltd.                                               4,183     40,716             0.0%
                  Chong Kun Dang Pharmaceutical Corp.                                1,312    134,222             0.0%
                  Chongkundang Holdings Corp.                                        1,238     74,534             0.0%
                  Choong Ang Vaccine Laboratory                                      1,502     25,263             0.0%
                  Chosun Refractories Co., Ltd.                                        128      9,910             0.0%
                  Chungdahm Learning, Inc.                                           3,558     57,004             0.0%
                  CJ CGV Co., Ltd.                                                   5,000    375,486             0.1%
                  CJ CheilJedang Corp.                                               3,974  1,191,700             0.1%
                  CJ Corp.                                                           6,713  1,102,729             0.1%
                  CJ E&M Corp.                                                       5,773    408,299             0.1%
                  CJ Freshway Corp.                                                  2,656     80,203             0.0%
                  CJ Hellovision Co., Ltd.                                          15,905    131,752             0.0%
*                 CJ Korea Express Corp.                                             1,110    162,249             0.0%
                  CJ O Shopping Co., Ltd.                                            2,581    433,156             0.1%
*                 CJ Seafood Corp.                                                   9,592     27,878             0.0%
                  CKD Bio Corp.                                                      1,321     26,265             0.0%
                  Com2uSCorp                                                         3,906    411,701             0.1%
                  Coreana Cosmetics Co., Ltd.                                        4,488     25,251             0.0%
                  Cosmax BTI, Inc.                                                   1,889     58,234             0.0%
                  Cosmax, Inc.                                                       2,693    336,115             0.0%
*                 Cosmochemical Co., Ltd.                                            2,170     10,403             0.0%
#*                COSON Co., Ltd.                                                    5,178     60,939             0.0%
                  Coway Co., Ltd.                                                   12,705  1,120,306             0.1%
*                 Crown Confectionery Co., Ltd.                                      2,881     46,970             0.0%
                  Crown Haitai Holdings Co., Ltd.                                    2,237     62,438             0.0%
#*                CrucialTec Co., Ltd.                                               8,796     47,251             0.0%
                  CS Wind Corp.                                                      2,506     42,685             0.0%
                  Cuckoo Electronics Co., Ltd.                                         259     29,695             0.0%
                  D.I Corp.                                                          8,342     52,598             0.0%
                  Dae Dong Industrial Co., Ltd.                                      2,845     16,418             0.0%
                  Dae Han Flour Mills Co., Ltd.                                        586     90,626             0.0%
                  Dae Hyun Co., Ltd.                                                11,147     31,433             0.0%
*                 Dae Won Chemical Co., Ltd.                                         9,929     23,367             0.0%
                  Dae Won Kang Up Co., Ltd.                                         10,353     42,671             0.0%
*                 Dae Young Packaging Co., Ltd.                                     31,775     27,148             0.0%
                  Dae-Il Corp.                                                       8,181     73,632             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SOUTH KOREA -- (Continued)
*                 Daea TI Co., Ltd.                                                 18,837 $   34,357             0.0%
*                 Daechang Co., Ltd.                                                19,890     19,200             0.0%
                  Daeduck Electronics Co.                                           16,579    135,164             0.0%
                  Daeduck GDS Co., Ltd.                                             10,025    131,996             0.0%
                  Daegu Department Store                                             3,040     34,876             0.0%
                  Daehan Steel Co., Ltd.                                             7,550     67,297             0.0%
                  Daekyo Co., Ltd.                                                   7,515     56,460             0.0%
*                 Daekyung Machinery & Engineering Co., Ltd.                        19,426     12,285             0.0%
                  Daelim B&Co Co., Ltd.                                              2,047     13,977             0.0%
                  Daelim Industrial Co., Ltd.                                       10,516    741,797             0.1%
*                 DAEMYUNG Corp. Co., Ltd.                                           8,276     11,299             0.0%
                  Daeryuk Can Co., Ltd.                                              8,241     51,949             0.0%
                  Daesang Corp.                                                      7,264    151,595             0.0%
#                 Daesang Holdings Co., Ltd.                                         7,126     60,879             0.0%
*                 Daewon Cable Co., Ltd.                                             9,519     10,647             0.0%
                  Daewon Pharmaceutical Co., Ltd.                                    8,439    161,956             0.0%
                  Daewon San Up Co., Ltd.                                            3,517     21,407             0.0%
*                 Daewoo Engineering & Construction Co., Ltd.                       28,073    180,017             0.0%
*                 Daewoo Shipbuilding & Marine Engineering Co., Ltd.                37,401     55,219             0.0%
                  Daewoong Co., Ltd.                                                 1,614     91,203             0.0%
                  Daewoong Pharmaceutical Co., Ltd.                                  1,072     84,923             0.0%
                  Daihan Pharmaceutical Co., Ltd.                                    1,880     45,169             0.0%
                  Daishin Securities Co., Ltd.                                      23,325    252,791             0.0%
*                 Danal Co., Ltd.                                                    4,835     25,036             0.0%
                  Daou Data Corp.                                                   10,158    104,395             0.0%
                  Daou Technology, Inc.                                             16,856    307,096             0.0%
#*                Dasan Networks, Inc.                                               9,337     52,467             0.0%
#                 Dawonsys Co., Ltd.                                                 4,711     51,268             0.0%
#                 Dayou Automotive Seat Technology Co., Ltd.                        27,800     36,146             0.0%
                  DCM Corp.                                                          1,241     14,003             0.0%
                  DGB Financial Group, Inc.                                         74,311    759,646             0.1%
                  DHP Korea Co., Ltd.                                                2,047     15,906             0.0%
                  Digital Chosun Co., Ltd.                                          13,524     28,213             0.0%
                  Digital Power Communications Co., Ltd.                             9,714     35,829             0.0%
#*                DIO Corp.                                                          3,157     97,539             0.0%
                  Display Tech Co., Ltd.                                               696      2,498             0.0%
                  DMS Co., Ltd.                                                      8,162     81,687             0.0%
*                 DNF Co., Ltd.                                                      5,085     64,547             0.0%
#                 Dong A Eltek Co., Ltd.                                             3,737     76,925             0.0%
                  Dong Ah Tire & Rubber Co., Ltd.                                    4,949    108,292             0.0%
                  Dong-A ST Co., Ltd.                                                2,371    195,224             0.0%
                  Dong-Ah Geological Engineering Co., Ltd.                           3,838     44,592             0.0%
                  Dong-Il Corp.                                                         93      4,676             0.0%
*                 DONGBU Co., Ltd.                                                  31,993     20,153             0.0%
*                 Dongbu HiTek Co., Ltd.                                            15,636    289,686             0.0%
                  Dongbu Insurance Co., Ltd.                                        24,836  1,483,081             0.1%
*                 Dongbu Securities Co., Ltd.                                       21,575     69,522             0.0%
*                 Dongbu Steel Co., Ltd.                                             1,591     21,682             0.0%
                  Dongil Industries Co., Ltd.                                          730     48,930             0.0%
#                 Dongjin Semichem Co., Ltd.                                        21,378    194,350             0.0%
*                 Dongkook Industrial Co., Ltd.                                     13,878     33,765             0.0%
                  DongKook Pharmaceutical Co., Ltd.                                    969     57,712             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
SOUTH KOREA -- (Continued)
                  Dongkuk Industries Co., Ltd.                                       19,628 $ 78,952             0.0%
                  Dongkuk Steel Mill Co., Ltd.                                       34,898  339,605             0.0%
#                 Dongkuk Structures & Construction Co., Ltd                         12,784   74,464             0.0%
                  Dongsuh Cos., Inc.                                                  3,623   98,144             0.0%
                  DONGSUNG Corp.                                                     16,698   87,108             0.0%
#                 Dongsung Finetec Co., Ltd.                                          4,781   29,163             0.0%
                  Dongwha Enterprise Co., Ltd.                                          583   16,622             0.0%
                  Dongwha Pharm Co., Ltd.                                             7,521   60,763             0.0%
                  Dongwon Development Co., Ltd.                                      18,895   76,044             0.0%
                  Dongwon F&B Co., Ltd.                                                 350   78,721             0.0%
                  Dongwon Industries Co., Ltd.                                          414  122,838             0.0%
                  Dongwon Systems Corp.                                                 385   19,451             0.0%
                  Dongyang E&P, Inc.                                                  3,315   39,882             0.0%
*                 Dongyang Steel Pipe Co., Ltd.                                      39,041   42,153             0.0%
                  Doosan Corp.                                                        3,171  270,722             0.0%
*                 Doosan Engine Co., Ltd.                                            22,044   73,384             0.0%
#                 Doosan Heavy Industries & Construction Co., Ltd.                   26,104  532,605             0.1%
                  DoubleUGames Co., Ltd.                                                823   39,633             0.0%
*                 Dragonfly GF Co., Ltd.                                              1,460    7,987             0.0%
                  DRB Holding Co., Ltd.                                               3,677   35,031             0.0%
                  DSR Wire Corp.                                                      1,764   14,224             0.0%
*                 Duksan Hi-Metal Co., Ltd.                                           3,951   30,604             0.0%
#                 DuzonBIzon Co., Ltd.                                                8,849  211,465             0.0%
                  DY Corp.                                                            8,382   51,305             0.0%
                  e Tec E&C, Ltd.                                                       913  116,219             0.0%
                  e-LITECOM Co., Ltd.                                                 5,790   48,875             0.0%
                  E-MART, Inc.                                                        4,602  929,570             0.1%
                  E1 Corp.                                                            1,351   69,077             0.0%
                  Eagon Industrial, Ltd.                                              3,370   30,184             0.0%
                  Easy Bio, Inc.                                                     29,542  163,958             0.0%
*                 EcoBio Holdings Co., Ltd.                                           2,985   22,202             0.0%
#*                Ecopro Co., Ltd.                                                    3,984   50,532             0.0%
#                 EG Corp.                                                            4,451   30,779             0.0%
#*                Ehwa Technologies Information Co., Ltd.                           114,185   37,579             0.0%
                  Elcomtec Co., Ltd.                                                  9,977   22,767             0.0%
                  Elentec Co., Ltd.                                                   8,425   44,835             0.0%
*                 ELK Corp.                                                          16,505   21,640             0.0%
                  EM-Tech Co., Ltd.                                                   7,200   74,301             0.0%
#*                Emerson Pacific, Inc.                                               1,974   52,385             0.0%
#*                EMKOREA Co., Ltd.                                                   5,967   19,655             0.0%
#                 Enex Co., Ltd.                                                      9,402   19,940             0.0%
#                 ENF Technology Co., Ltd.                                           10,574  185,226             0.0%
#                 Eo Technics Co., Ltd.                                               2,078  154,715             0.0%
                  Estechpharma Co., Ltd.                                              3,978   36,673             0.0%
                  Eugene Corp.                                                       26,147  135,135             0.0%
*                 Eugene Investment & Securities Co., Ltd.                           42,469  112,786             0.0%
                  Eugene Technology Co., Ltd.                                         4,095   61,317             0.0%
                  Eusu Holdings Co., Ltd.                                             8,871   54,503             0.0%
                  EVERDIGM Corp.                                                      5,254   45,874             0.0%
                  F&F Co., Ltd.                                                       1,487   35,193             0.0%
                  Farmsco                                                             3,420   37,969             0.0%
*                 FarmStory Co., Ltd.                                                32,468   43,196             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SOUTH KOREA -- (Continued)
#                 Feelux Co., Ltd.                                                  11,798 $   41,404             0.0%
                  Fila Korea, Ltd.                                                   2,546    155,248             0.0%
#                 Fine Technix Co., Ltd.                                            10,892     26,991             0.0%
#*                Foosung Co., Ltd.                                                 23,489    149,246             0.0%
                  Fursys, Inc.                                                       1,797     49,900             0.0%
#*                G-SMATT GLOBAL Co., Ltd.                                           4,752     58,232             0.0%
#*                Gamevil, Inc.                                                      2,126    139,837             0.0%
                  Gaon Cable Co., Ltd.                                                 930     19,639             0.0%
*                 Genic Co., Ltd.                                                    1,217     14,321             0.0%
*                 Genie Music Corp.                                                  5,644     31,263             0.0%
                  GIIR, Inc.                                                           595      5,218             0.0%
*                 Global Display Co., Ltd.                                           6,155     18,634             0.0%
                  Golfzon Co., Ltd.                                                  1,619     74,826             0.0%
#                 GOLFZONNEWDIN Co., Ltd.                                            9,692     48,431             0.0%
                  Green Cross Corp.                                                    418     60,189             0.0%
                  Green Cross Holdings Corp.                                         2,457     70,342             0.0%
#*                GS Engineering & Construction Corp.                               20,191    554,235             0.1%
*                 GS Global Corp.                                                   24,687     70,892             0.0%
                  GS Holdings Corp.                                                 32,533  1,693,347             0.2%
                  GS Home Shopping, Inc.                                               929    166,020             0.0%
                  GS Retail Co., Ltd.                                                5,907    275,608             0.0%
                  Gwangju Shinsegae Co., Ltd.                                          188     42,379             0.0%
*                 Halla Corp.                                                        8,194     32,621             0.0%
                  Halla Holdings Corp.                                               4,860    258,754             0.0%
                  Han Kuk Carbon Co., Ltd.                                          14,873     86,992             0.0%
                  Hana Financial Group, Inc.                                        61,362  2,107,467             0.2%
#*                Hana Micron, Inc.                                                 11,094     51,537             0.0%
                  Hana Tour Service, Inc.                                            3,641    269,897             0.0%
                  Hancom, Inc.                                                       5,785     87,400             0.0%
                  Handok, Inc.                                                       1,292     26,308             0.0%
                  Handsome Co., Ltd.                                                 8,222    226,546             0.0%
                  Hanil Cement Co., Ltd.                                             1,951    200,499             0.0%
*                 Hanjin Heavy Industries & Construction Co., Ltd.                  45,833    135,981             0.0%
*                 Hanjin Heavy Industries & Construction Holdings Co., Ltd.          6,254     28,252             0.0%
#*                Hanjin Kal Corp.                                                  18,235    324,088             0.0%
*                 Hanjin P&C Co., Ltd.                                               9,434     19,635             0.0%
#                 Hanjin Transportation Co., Ltd.                                    5,352    142,838             0.0%
*                 Hankook Cosmetics Co., Ltd.                                        1,690     21,980             0.0%
                  Hankook Shell Oil Co., Ltd.                                          326    115,455             0.0%
                  Hankook Tire Co., Ltd.                                            37,060  1,917,870             0.2%
                  Hankuk Glass Industries, Inc.                                        192      4,424             0.0%
                  Hankuk Paper Manufacturing Co., Ltd.                               1,324     34,664             0.0%
#                 Hanmi Semiconductor Co., Ltd.                                      9,574    157,337             0.0%
                  Hanon Systems                                                     45,925    341,245             0.1%
                  Hans Biomed Corp.                                                  1,476     22,098             0.0%
#                 Hansae Co., Ltd.                                                   8,003    192,023             0.0%
                  Hansae Yes24 Holdings Co., Ltd.                                    8,326     73,417             0.0%
                  Hanshin Construction                                               3,594     57,968             0.0%
                  Hanshin Machinery Co.                                             11,420     31,640             0.0%
#                 Hansol Chemical Co., Ltd.                                          5,595    400,092             0.1%
*                 Hansol Holdings Co., Ltd.                                         23,663    131,796             0.0%
*                 Hansol HomeDeco Co., Ltd.                                         40,610     59,181             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SOUTH KOREA -- (Continued)
                  Hansol Logistics Co., Ltd.                                         1,921 $    4,221             0.0%
                  Hansol Paper Co., Ltd.                                            11,350    188,424             0.0%
*                 Hansol SeenTec Co., Ltd.                                          24,127     34,739             0.0%
*                 Hansol Technics Co., Ltd.                                          9,368    125,772             0.0%
                  Hanssem Co., Ltd.                                                  2,793    539,951             0.1%
                  Hanwha Chemical Corp.                                             38,574    851,616             0.1%
*                 Hanwha Galleria Timeworld Co., Ltd.                                  646     19,423             0.0%
                  Hanwha General Insurance Co., Ltd.                                21,628    140,787             0.0%
*                 Hanwha Investment & Securities Co., Ltd.                          70,579    158,555             0.0%
                  Hanwha Life Insurance Co., Ltd.                                   66,683    360,195             0.1%
                  Hanyang Eng Co., Ltd.                                              3,505     36,151             0.0%
                  Hanyang Securities Co., Ltd.                                       1,030      6,662             0.0%
                  Harim Co., Ltd.                                                   15,034     73,915             0.0%
                  Harim Holdings Co., Ltd.                                          23,812     83,735             0.0%
                  HB Technology Co., Ltd.                                           28,748    136,573             0.0%
#                 Heung-A Shipping Co., Ltd.                                        68,767    103,668             0.0%
                  High Tech Pharm Co., Ltd.                                          2,570     30,029             0.0%
                  HMC Investment Securities Co., Ltd.                               10,101     95,415             0.0%
#                 Hotel Shilla Co., Ltd.                                             6,154    274,506             0.0%
                  HS Industries Co., Ltd.                                           14,873    132,537             0.0%
                  HS R&A Co., Ltd.                                                   2,433     87,771             0.0%
                  Huchems Fine Chemical Corp.                                        7,590    154,707             0.0%
                  Humax Co., Ltd.                                                   10,256    107,216             0.0%
                  Humedix Co., Ltd.                                                  1,593     43,767             0.0%
                  Huons Global Co., Ltd.                                             4,103    120,460             0.0%
                  Huvis Corp.                                                        8,020     53,333             0.0%
                  Huvitz Co., Ltd.                                                   1,959     21,935             0.0%
                  Hwa Shin Co., Ltd.                                                11,649     62,812             0.0%
                  Hwangkum Steel & Technology Co., Ltd.                              1,477     11,026             0.0%
                  HwaSung Industrial Co., Ltd.                                       3,833     49,448             0.0%
                  Hy-Lok Corp.                                                       4,266     83,929             0.0%
                  Hyosung Corp.                                                     10,290  1,299,646             0.1%
                  Hyundai BNG Steel Co., Ltd.                                        4,392     48,927             0.0%
                  Hyundai C&F, Inc.                                                  1,575     21,921             0.0%
*                 Hyundai Cement Co.                                                   142      2,612             0.0%
                  Hyundai Corp.                                                      4,152     76,192             0.0%
                  Hyundai Department Store Co., Ltd.                                 6,795    645,342             0.1%
                  Hyundai Development Co-Engineering & Construction                 20,942    821,964             0.1%
                  Hyundai Engineering & Construction Co., Ltd.                      24,925  1,061,710             0.1%
                  Hyundai Engineering Plastics Co., Ltd.                             9,569     66,047             0.0%
                  Hyundai Glovis Co., Ltd.                                           5,578    710,352             0.1%
                  Hyundai Greenfood Co., Ltd.                                       13,827    194,170             0.0%
*                 Hyundai Heavy Industries Co., Ltd.                                 8,576  1,243,554             0.1%
                  Hyundai Home Shopping Network Corp.                                1,319    141,428             0.0%
                  Hyundai Hy Communications & Networks Co., Ltd.                    14,610     50,185             0.0%
                  Hyundai Livart Furniture Co., Ltd.                                 6,911    172,699             0.0%
                  Hyundai Marine & Fire Insurance Co., Ltd.                         30,788    991,526             0.1%
*                 Hyundai Merchant Marine Co., Ltd.                                  3,661     27,793             0.0%
*                 Hyundai Mipo Dockyard Co., Ltd.                                    5,786    470,265             0.1%
                  Hyundai Mobis Co., Ltd.                                           13,330  2,599,624             0.2%
*                 Hyundai Rotem Co., Ltd.                                            8,979    165,224             0.0%
                  Hyundai Steel Co.                                                 24,613  1,185,530             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
SOUTH KOREA -- (Continued)
                  Hyundai Wia Corp.                                                  7,621 $434,460             0.1%
                  HyVision System, Inc.                                              2,485   20,191             0.0%
                  I Controls, Inc.                                                     442   11,715             0.0%
                  i-Components Co., Ltd.                                             1,634   16,074             0.0%
                  i-SENS, Inc.                                                       2,125   55,045             0.0%
                  I3System, Inc.                                                       552   23,212             0.0%
#*                iA, Inc.                                                           9,777   32,926             0.0%
#                 ICD Co., Ltd.                                                      3,057   43,317             0.0%
*                 IHQ, Inc.                                                         38,673   59,542             0.0%
#*                Iljin Display Co., Ltd.                                           13,112   67,047             0.0%
                  Iljin Electric Co., Ltd.                                           9,122   39,210             0.0%
#                 Iljin Holdings Co., Ltd.                                           7,369   30,386             0.0%
                  Iljin Materials Co., Ltd.                                          2,416   35,746             0.0%
                  Ilshin Spinning Co., Ltd.                                            744   77,127             0.0%
#*                IM Co., Ltd.                                                       6,519   25,124             0.0%
                  iMarketKorea, Inc.                                                 8,616  100,622             0.0%
                  InBody Co., Ltd.                                                   6,392  149,850             0.0%
                  Industrial Bank of Korea                                          63,524  696,641             0.1%
#*                Infinitt Healthcare Co., Ltd.                                      5,114   31,880             0.0%
#*                Infraware, Inc.                                                    9,605   21,593             0.0%
#*                InkTec Co., Ltd.                                                   2,097   12,913             0.0%
                  Innocean Worldwide, Inc.                                             978   54,845             0.0%
*                 InnoWireless, Inc.                                                 1,034   10,717             0.0%
#*                Innox Corp.                                                        4,610  133,586             0.0%
#*                Insun ENT Co., Ltd.                                               10,668   57,358             0.0%
                  Intelligent Digital Integrated Security Co., Ltd.                  2,551   20,493             0.0%
*                 Interflex Co., Ltd.                                                1,912   46,990             0.0%
                  Interojo Co., Ltd.                                                 2,630   90,444             0.0%
                  Interpark Corp.                                                    4,000   37,785             0.0%
                  Interpark Holdings Corp.                                          25,238  119,050             0.0%
                  INTOPS Co., Ltd.                                                   7,188   77,043             0.0%
*                 INVENIA Co., Ltd.                                                  4,785   22,186             0.0%
                  Inzi Controls Co., Ltd.                                            2,210   10,388             0.0%
                  INZI Display Co., Ltd.                                             5,255   11,089             0.0%
*                 Iones Co., Ltd.                                                    3,111   47,385             0.0%
                  IS Dongseo Co., Ltd.                                               5,122  193,258             0.0%
                  ISC Co., Ltd.                                                      1,534   27,342             0.0%
                  ISU Chemical Co., Ltd.                                             7,276  109,312             0.0%
                  IsuPetasys Co., Ltd.                                              15,340   62,909             0.0%
                  J.ESTINA Co., Ltd.                                                 1,768   13,840             0.0%
                  Jahwa Electronics Co., Ltd.                                        5,727   82,969             0.0%
                  JASTECH, Ltd.                                                      2,047   44,673             0.0%
                  JB Financial Group Co., Ltd.                                      58,357  309,791             0.0%
#                 JC Hyun System, Inc.                                               3,546   20,513             0.0%
*                 Jcontentree Corp.                                                 17,321   60,860             0.0%
                  Jeju Air Co., Ltd.                                                 2,354   66,942             0.0%
                  Jinsung T.E.C.                                                     1,807   12,265             0.0%
                  JLS Co., Ltd.                                                      2,201   14,641             0.0%
*                 JoyCity Corp.                                                      2,373   48,135             0.0%
*                 Jusung Engineering Co., Ltd.                                      16,450  148,729             0.0%
                  JVM Co., Ltd.                                                      1,013   38,874             0.0%
*                 JYP Entertainment Corp.                                            6,632   41,073             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SOUTH KOREA -- (Continued)
                  Kakao Corp.                                                        3,860 $  306,438             0.0%
                  Kangnam Jevisco Co., Ltd.                                          1,835     61,254             0.0%
                  KAON Media Co., Ltd.                                               4,949     51,286             0.0%
                  KB Capital Co., Ltd.                                               5,499    131,322             0.0%
                  KB Financial Group, Inc.                                          12,174    535,142             0.1%
                  KB Financial Group, Inc. ADR                                      47,792  2,077,518             0.2%
                  KB Insurance Co., Ltd.                                            22,704    652,140             0.1%
                  KC Cottrell Co., Ltd.                                                626      3,402             0.0%
                  KC Green Holdings Co., Ltd.                                        5,270     32,539             0.0%
                  KC Tech Co., Ltd.                                                  8,259    106,973             0.0%
                  KCC Corp.                                                          1,979    591,459             0.1%
                  KCC Engineering & Construction Co., Ltd.                           4,872     35,933             0.0%
*                 KEC Corp.                                                         29,944     27,219             0.0%
#                 KEPCO Engineering & Construction Co., Inc.                         2,835     62,729             0.0%
                  KEPCO Plant Service & Engineering Co., Ltd.                        5,542    279,396             0.0%
                  Keyang Electric Machinery Co., Ltd.                                7,057     33,946             0.0%
#*                KEYEAST Co., Ltd.                                                 36,566     77,408             0.0%
                  KG Chemical Corp.                                                  4,307     51,843             0.0%
                  KG Eco Technology Service Co., Ltd.                               10,678     30,870             0.0%
                  Kginicis Co., Ltd.                                                 3,619     36,379             0.0%
                  KGMobilians Co., Ltd.                                              6,433     42,039             0.0%
                  KH Vatec Co., Ltd.                                                 6,900     76,670             0.0%
                  KISCO Corp.                                                        2,640     86,978             0.0%
                  KISCO Holdings Co., Ltd.                                             508     28,606             0.0%
                  Kishin Corp.                                                         757      3,033             0.0%
                  KISWIRE, Ltd.                                                      3,350    111,219             0.0%
                  KIWOOM Securities Co., Ltd.                                        4,843    336,138             0.0%
*                 KleanNara Co., Ltd.                                                7,623     35,807             0.0%
*                 KMH Co., Ltd.                                                      4,639     33,093             0.0%
#                 Kocom Co., Ltd.                                                    2,691     20,549             0.0%
                  Kodaco Co., Ltd.                                                  13,311     39,276             0.0%
#                 Koentec Co., Ltd.                                                 21,275     59,574             0.0%
                  Koh Young Technology, Inc.                                         4,143    195,429             0.0%
                  Kolao Holdings                                                     8,133     47,780             0.0%
                  Kolon Corp.                                                        2,891    158,612             0.0%
                  Kolon Global Corp.                                                 1,350     15,956             0.0%
                  Kolon Industries, Inc.                                             6,977    419,112             0.1%
#                 Kolon Life Science, Inc.                                             908    112,286             0.0%
                  Kolon Plastic, Inc.                                                3,778     21,227             0.0%
*                 Komipharm International Co., Ltd.                                  2,471     80,278             0.0%
*                 KONA I Co., Ltd.                                                   6,921     58,971             0.0%
                  Kopla Co., Ltd.                                                    1,902     23,223             0.0%
                  Korea Cast Iron Pipe Industries Co., Ltd.                          1,683     13,647             0.0%
                  Korea Circuit Co., Ltd.                                            7,389     85,965             0.0%
                  Korea District Heating Corp.                                       1,606     99,590             0.0%
                  Korea Electric Power Corp.                                        14,670    584,750             0.1%
                  Korea Electric Power Corp. Sponsored ADR                          56,037  1,110,093             0.1%
                  Korea Electric Terminal Co., Ltd.                                  2,497    156,052             0.0%
                  Korea Electronic Certification Authority, Inc.                     4,271     29,170             0.0%
                  Korea Electronic Power Industrial Development Co., Ltd.            5,312     21,050             0.0%
                  Korea Flange Co., Ltd.                                             2,351     26,227             0.0%
*                 Korea Gas Corp.                                                    9,730    398,537             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
SOUTH KOREA -- (Continued)
*                 Korea Information & Communications Co, Ltd.                         5,708 $   51,168             0.0%
                  Korea Information Certificate Authority, Inc.                       3,853     22,394             0.0%
                  Korea Investment Holdings Co., Ltd.                                12,441    560,493             0.1%
                  Korea Kolmar Co., Ltd.                                              5,075    357,768             0.1%
                  Korea Kolmar Holdings Co., Ltd.                                     1,931     55,957             0.0%
#*                Korea Line Corp.                                                    7,251    153,644             0.0%
                  Korea Petrochemical Ind Co., Ltd.                                   1,504    312,243             0.0%
                  Korea United Pharm, Inc.                                            2,571     46,451             0.0%
                  Korea Zinc Co., Ltd.                                                1,954    730,381             0.1%
*                 Korean Air Lines Co., Ltd.                                         21,659    582,552             0.1%
                  Korean Reinsurance Co.                                             41,224    409,179             0.1%
                  Kortek Corp.                                                        4,957     64,415             0.0%
                  KPX Chemical Co., Ltd.                                              1,574     84,631             0.0%
                  Ksign Co., Ltd.                                                    12,339     21,729             0.0%
                  KSS LINE, Ltd.                                                      4,137     30,698             0.0%
                  KT Corp. Sponsored ADR                                             12,498    207,342             0.0%
*                 KT Hitel Co., Ltd.                                                  7,684     47,538             0.0%
                  KT Skylife Co., Ltd.                                               13,076    186,079             0.0%
                  KT Submarine Co., Ltd.                                              5,549     23,908             0.0%
*                 KTB Investment & Securities Co., Ltd.                              28,137     80,340             0.0%
                  KTCS Corp.                                                         12,528     28,171             0.0%
                  Ktis Corp.                                                         11,445     35,820             0.0%
                  Kukdo Chemical Co., Ltd.                                            1,792     75,594             0.0%
                  Kukdong Oil & Chemicals Co., Ltd.                                   5,050     16,350             0.0%
*                 Kumho Electric Co., Ltd.                                            1,900     18,196             0.0%
                  Kumho Industrial Co., Ltd.                                          4,694     38,575             0.0%
#                 Kumho Petrochemical Co., Ltd.                                       6,134    409,851             0.1%
#*                Kumho Tire Co., Inc.                                               45,837    324,067             0.0%
                  Kumkang Kind Co., Ltd.                                              1,390     45,857             0.0%
                  Kwang Dong Pharmaceutical Co., Ltd.                                14,009    108,544             0.0%
#*                Kwang Myung Electric Co., Ltd.                                     18,333     47,408             0.0%
                  Kwangju Bank                                                       14,177    146,887             0.0%
*                 Kyeryong Construction Industrial Co., Ltd.                          1,581     24,427             0.0%
                  Kyobo Securities Co., Ltd.                                         11,174     93,768             0.0%
                  Kyongbo Pharmaceutical Co., Ltd.                                    4,877     56,537             0.0%
                  Kyung Dong Navien Co., Ltd.                                         2,382     76,079             0.0%
                  Kyung-In Synthetic Corp.                                           11,914     46,503             0.0%
                  Kyungbang, Ltd.                                                     5,609     72,430             0.0%
                  Kyungchang Industrial Co., Ltd.                                     7,192     31,249             0.0%
                  KyungDong City Gas Co., Ltd.                                          888     56,344             0.0%
                  Kyungdong Pharm Co., Ltd.                                           3,086     50,981             0.0%
#*                LB Semicon, Inc.                                                   16,693     41,194             0.0%
                  LEADCORP, Inc. (The)                                                9,025     56,695             0.0%
#*                Leaders Cosmetics Co., Ltd.                                         7,280    119,482             0.0%
                  LEENO Industrial, Inc.                                              4,085    152,873             0.0%
                  Leenos Corp.                                                        6,795     20,524             0.0%
                  LF Corp.                                                           12,615    276,457             0.0%
                  LG Chem, Ltd.                                                      12,983  3,122,777             0.3%
                  LG Display Co., Ltd.                                               36,833    949,117             0.1%
#                 LG Display Co., Ltd. ADR                                          172,648  2,221,980             0.2%
                  LG Hausys, Ltd.                                                     3,869    339,815             0.1%
                  LG Household & Health Care, Ltd.                                    1,796  1,365,776             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
SOUTH KOREA -- (Continued)
                  LG Innotek Co., Ltd.                                                4,711 $  544,027             0.1%
                  LG International Corp.                                             11,945    340,945             0.1%
                  LG Uplus Corp.                                                    108,252  1,375,499             0.1%
                  Lion Chemtech Co., Ltd.                                             2,446     36,781             0.0%
*                 LIS Co., Ltd.                                                       2,556     22,548             0.0%
*                 Liveplex Co., Ltd.                                                 19,056     21,914             0.0%
                  LMS Co., Ltd.                                                       3,047     29,834             0.0%
                  Lock&Lock Co., Ltd.                                                 9,229    115,477             0.0%
                  Loen Entertainment, Inc.                                            2,962    228,693             0.0%
                  Lotte Chemical Corp.                                                7,011  2,104,668             0.2%
#                 Lotte Confectionery Co., Ltd.                                       1,731    311,556             0.0%
                  LOTTE Fine Chemical Co., Ltd.                                       7,369    249,283             0.0%
                  Lotte Food Co., Ltd.                                                  299    168,492             0.0%
                  LOTTE Himart Co., Ltd.                                              5,413    261,605             0.0%
                  Lotte Non-Life Insurance Co., Ltd.                                 39,836     94,526             0.0%
                  Lotte Shopping Co., Ltd.                                            2,426    559,466             0.1%
                  LS Corp.                                                            9,430    539,592             0.1%
*                 Lumens Co., Ltd.                                                   19,933     63,534             0.0%
                  Macquarie Korea Infrastructure Fund                               104,656    793,579             0.1%
*                 Macrogen, Inc.                                                      2,610     67,848             0.0%
                  Maeil Dairy Industry Co., Ltd.                                      2,055     97,522             0.0%
#                 Mando Corp.                                                         3,990    806,530             0.1%
                  MDS Technology Co., Ltd.                                            1,077     21,807             0.0%
                  Medy-Tox, Inc.                                                      1,463    642,923             0.1%
                  MegaStudy Co., Ltd.                                                 1,272     35,881             0.0%
                  MegaStudyEdu Co., Ltd.                                                693     25,808             0.0%
*                 Melfas, Inc.                                                        5,636     32,655             0.0%
                  Meritz Financial Group, Inc.                                       20,646    230,316             0.0%
                  Meritz Fire & Marine Insurance Co., Ltd.                           33,955    528,008             0.1%
                  Meritz Securities Co., Ltd.                                       109,171    395,868             0.1%
                  META BIOMED Co., Ltd.                                               6,026     21,467             0.0%
*                 Mgame Corp.                                                         5,065     23,383             0.0%
*                 MiCo, Ltd.                                                         12,525     34,931             0.0%
                  Minwise Co., Ltd.                                                   4,370     74,060             0.0%
                  Mirae Asset Daewoo Co., Ltd.                                       71,209    557,265             0.1%
                  Mirae Asset Life Insurance Co., Ltd.                               12,067     59,203             0.0%
                  Miwon Specialty Chemical Co., Ltd.                                     84     49,312             0.0%
#                 MK Electron Co., Ltd.                                               6,151     46,943             0.0%
*                 MNTech Co., Ltd.                                                    8,025     43,050             0.0%
                  Mobase Co., Ltd.                                                    6,276     41,702             0.0%
*                 Moda-InnoChips Co., Ltd.                                            2,027     16,841             0.0%
                  Modetour Network, Inc.                                              3,499    121,399             0.0%
#                 Monalisa Co., Ltd.                                                  4,836     25,209             0.0%
                  Moorim P&P Co., Ltd.                                               11,756     42,750             0.0%
*                 Moorim Paper Co., Ltd.                                             10,302     24,714             0.0%
                  Motonic Corp.                                                       2,770     22,906             0.0%
*                 MPK Group, Inc.                                                     9,820     14,660             0.0%
                  Multicampus Co., Ltd.                                                 719     23,580             0.0%
                  Myungmoon Pharm Co., Ltd.                                           7,920     35,184             0.0%
                  Namhae Chemical Corp.                                               8,171     65,891             0.0%
*                 Namsun Aluminum Co., Ltd.                                          38,782     42,393             0.0%
                  Namyang Dairy Products Co., Ltd.                                      148    112,801             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SOUTH KOREA -- (Continued)
*                 Nanos Co., Ltd.                                                      730 $      198             0.0%
                  Nasmedia Co., Ltd.                                                   636     26,014             0.0%
                  NAVER Corp.                                                        5,308  3,730,589             0.3%
                  NCSoft Corp.                                                       2,677    846,590             0.1%
                  NeoPharm Co., Ltd.                                                 1,818     43,331             0.0%
*                 Neowiz                                                            11,610    119,303             0.0%
*                 NEOWIZ HOLDINGS Corp.                                              4,760     65,051             0.0%
*                 NEPES Corp.                                                       10,486     89,337             0.0%
                  Nexen Corp.                                                       12,603     91,324             0.0%
                  Nexen Tire Corp.                                                  18,210    218,378             0.0%
#*                Nexon GT Co., Ltd.                                                 5,925     41,262             0.0%
#                 Nexturn Co., Ltd.                                                  2,499     50,825             0.0%
                  NH Investment & Securities Co., Ltd.                              49,612    574,615             0.1%
#*                NHN Entertainment Corp.                                            7,901    431,519             0.1%
*                 NHN KCP Corp.                                                      5,049     60,108             0.0%
                  NICE Holdings Co., Ltd.                                            9,254    156,033             0.0%
                  Nice Information & Telecommunication, Inc.                         2,552     60,977             0.0%
                  NICE Information Service Co., Ltd.                                21,377    150,010             0.0%
                  NICE Total Cash Management Co., Ltd.                               6,548     50,897             0.0%
*                 NK Co., Ltd.                                                      19,109     33,386             0.0%
                  Nong Shim Holdings Co., Ltd.                                       1,109    105,264             0.0%
*                 Nong Woo Bio Co., Ltd.                                             2,138     32,947             0.0%
                  NongShim Co., Ltd.                                                   945    263,338             0.0%
                  Noroo Holdings Co., Ltd.                                           1,493     19,624             0.0%
                  NOROO Paint & Coatings Co., Ltd.                                   3,900     27,883             0.0%
                  NPC                                                                  363      2,080             0.0%
                  NS Shopping Co., Ltd.                                                813    121,461             0.0%
*                 Nuri Telecom Co., Ltd.                                             2,366     21,298             0.0%
#                 OCI Co., Ltd.                                                      6,100    422,627             0.1%
#*                Omnisystem Co., Ltd.                                              14,815     34,885             0.0%
                  Opto Device Technology Co., Ltd.                                   2,534     20,384             0.0%
#*                OPTRON-TEC, Inc.                                                   5,461     34,386             0.0%
                  Orion Corp.                                                        1,435    851,642             0.1%
*                 Osstem Implant Co., Ltd.                                           5,832    270,296             0.0%
                  Ottogi Corp.                                                         253    163,871             0.0%
#*                Pan Ocean Co., Ltd.                                               70,864    324,009             0.0%
*                 Pan-Pacific Co., Ltd.                                             13,908     48,086             0.0%
#*                PaperCorea, Inc.                                                  71,965     32,304             0.0%
                  Partron Co., Ltd.                                                 24,213    231,658             0.0%
#*                Paru Co., Ltd.                                                    17,028     48,303             0.0%
                  PHARMA RESEARCH PRODUCTS Co., Ltd.                                   787     24,707             0.0%
                  Poongsan Holdings Corp.                                              956     40,065             0.0%
                  Posco M-Tech Co., Ltd.                                            17,041     40,557             0.0%
*                 Power Logics Co., Ltd.                                            15,967     73,962             0.0%
*                 Prostemics Co., Ltd.                                               5,940     20,126             0.0%
                  PSK, Inc.                                                          6,963     85,029             0.0%
                  Pulmuone Co., Ltd.                                                   425     48,516             0.0%
                  Pyeong Hwa Automotive Co., Ltd.                                    7,337     87,655             0.0%
#*                Redrover Co., Ltd.                                                10,163     51,713             0.0%
                  Reyon Pharmaceutical Co., Ltd.                                       720     17,459             0.0%
                  RFsemi Technologies, Inc.                                          3,027     23,371             0.0%
#*                RFTech Co., Ltd.                                                   7,978     46,586             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------ ----------- ---------------
SOUTH KOREA -- (Continued)
#                 Robostar Co., Ltd.                                                 2,792 $    43,375             0.0%
*                 S Net Systems, Inc.                                                4,731      25,386             0.0%
*                 S&S Tech Corp.                                                     5,602      30,753             0.0%
*                 S&T Corp.                                                            669      11,106             0.0%
                  S&T Holdings Co., Ltd.                                             4,012      55,324             0.0%
                  S&T Motiv Co., Ltd.                                                3,675     145,308             0.0%
                  S-1 Corp.                                                          6,246     535,555             0.1%
#*                S-Connect Co., Ltd.                                               26,402      67,455             0.0%
                  S-Energy Co., Ltd.                                                 3,611      25,346             0.0%
*                 S-MAC Co., Ltd.                                                   15,387      32,515             0.0%
#                 S-Oil Corp.                                                       13,895   1,215,628             0.1%
                  Sajo Industries Co., Ltd.                                          1,431      87,113             0.0%
*                 Sajodongaone Co., Ltd.                                             8,260      11,934             0.0%
*                 SAJOHAEPYO Corp.                                                     466       4,788             0.0%
                  Sam Young Electronics Co., Ltd.                                    5,040      57,519             0.0%
                  Sam Yung Trading Co., Ltd.                                         3,578      58,788             0.0%
                  Samchully Co., Ltd.                                                1,080     100,570             0.0%
                  Samchuly Bicycle Co., Ltd.                                           879      10,156             0.0%
                  Samho Development Co., Ltd.                                        6,107      24,576             0.0%
*                 Samho International Co., Ltd.                                      2,508      37,130             0.0%
                  SAMHWA Paints Industrial Co., Ltd.                                 4,936      37,746             0.0%
                  Samick Musical Instruments Co., Ltd.                              25,018      47,770             0.0%
#                 Samick THK Co., Ltd.                                               4,280      53,918             0.0%
#*                Samji Electronics Co., Ltd.                                        5,823      45,343             0.0%
                  Samjin Pharmaceutical Co., Ltd.                                    4,553     135,331             0.0%
                  Samkwang Glass                                                     1,119      58,115             0.0%
                  Sammok S-Form Co., Ltd.                                            5,311      63,820             0.0%
*                 SAMPYO Cement Co., Ltd.                                            7,470      24,807             0.0%
                  Samsung C&T Corp.                                                  9,126     988,888             0.1%
                  Samsung Card Co., Ltd.                                             8,621     302,280             0.0%
                  Samsung Electro-Mechanics Co., Ltd.                               19,354   1,241,637             0.1%
                  Samsung Electronics Co., Ltd.                                     16,836  33,005,750             2.7%
                  Samsung Electronics Co., Ltd. GDR                                 16,921  16,603,651             1.4%
*                 Samsung Engineering Co., Ltd.                                     27,379     292,995             0.0%
                  Samsung Fire & Marine Insurance Co., Ltd.                          7,001   1,648,258             0.2%
*                 Samsung Heavy Industries Co., Ltd.                                72,254     684,854             0.1%
                  Samsung Life Insurance Co., Ltd.                                  10,119     972,835             0.1%
                  Samsung SDI Co., Ltd.                                             10,257   1,238,215             0.1%
#                 Samsung SDS Co., Ltd.                                              5,425     655,077             0.1%
                  Samsung Securities Co., Ltd.                                      21,834     662,938             0.1%
                  SAMT Co., Ltd.                                                    28,486      54,249             0.0%
                  Samwha Capacitor Co., Ltd.                                         4,575      53,444             0.0%
                  Samyang Corp.                                                        787      66,568             0.0%
#                 Samyang Foods Co., Ltd.                                              756      37,611             0.0%
                  Samyang Holdings Corp.                                             1,748     194,195             0.0%
                  Samyang Tongsang Co., Ltd.                                         1,031      49,741             0.0%
*                 Samyoung Chemical Co., Ltd.                                        6,670       9,937             0.0%
*                 Sangbo Corp.                                                       7,260      20,460             0.0%
                  Sangsin Brake                                                      2,008      11,943             0.0%
                  SaraminHR Co, Ltd.                                                 1,626      29,902             0.0%
                  SBS Contents Hub Co., Ltd.                                         1,410      10,513             0.0%
                  SBS Media Holdings Co., Ltd.                                      31,737      79,742             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SOUTH KOREA -- (Continued)
#*                SBW                                                               50,982 $   66,914             0.0%
                  Seah Besteel Corp.                                                 8,346    204,632             0.0%
                  SeAH Holdings Corp.                                                  419     50,446             0.0%
                  SeAH Steel Corp.                                                   1,827    155,815             0.0%
                  Sebang Co., Ltd.                                                   6,087     82,819             0.0%
                  Sebang Global Battery Co., Ltd.                                    4,466    147,158             0.0%
*                 Seegene, Inc.                                                      1,896     59,361             0.0%
                  Sejong Industrial Co., Ltd.                                        6,842     56,390             0.0%
*                 Sejong Telecom, Inc.                                              27,873     24,047             0.0%
                  Sekonix Co., Ltd.                                                  5,092     78,939             0.0%
                  Sempio Co.                                                           345     11,264             0.0%
                  Sempio Foods Co.                                                     730     23,705             0.0%
#                 Seobu T&D                                                          4,048     59,932             0.0%
                  Seohan Co., Ltd.                                                  55,168    131,979             0.0%
                  Seohee Construction Co., Ltd.                                     97,637    112,371             0.0%
                  Seoul Auction Co., Ltd.                                            1,819     14,459             0.0%
                  Seoul Semiconductor Co., Ltd.                                     19,392    320,117             0.0%
                  SEOWONINTECH Co., Ltd.                                             4,409     45,879             0.0%
                  Seoyon Co., Ltd.                                                   6,326     56,128             0.0%
*                 Sewon Cellontech Co., Ltd.                                        20,901     46,997             0.0%
                  Sewon Precision Industry Co., Ltd.                                 1,917     31,987             0.0%
                  SEWOONMEDICAL Co., Ltd.                                           10,144     35,887             0.0%
                  SFA Engineering Corp.                                              3,741    256,941             0.0%
#*                SFA Semicon Co., Ltd.                                             35,604     74,058             0.0%
#*                SG Corp.                                                          77,870     79,310             0.0%
*                 SG&G Corp.                                                        11,339     38,809             0.0%
*                 SGA Co., Ltd.                                                     20,933     21,500             0.0%
                  SH Energy & Chemical Co., Ltd.                                    45,156     59,839             0.0%
                  Shinhan Financial Group Co., Ltd.                                 33,429  1,395,707             0.1%
                  Shinhan Financial Group Co., Ltd. ADR                             20,352    849,899             0.1%
                  Shinsegae Engineering & Construction Co., Ltd.                     2,043     64,797             0.0%
                  Shinsegae Food Co., Ltd.                                             195     26,640             0.0%
                  Shinsegae Information & Communication Co., Ltd.                      917     60,319             0.0%
                  Shinsegae International, Inc.                                      1,004     64,504             0.0%
#                 Shinsegae, Inc.                                                    2,926    525,871             0.1%
*                 Shinsung E&G Energy Co., Ltd.                                     17,036     27,222             0.0%
*                 Shinsung Tongsang Co., Ltd.                                       52,297     54,199             0.0%
                  Shinwha Intertek Corp.                                            14,111     49,779             0.0%
*                 Shinwon Corp.                                                     11,194     17,940             0.0%
                  Shinyoung Securities Co., Ltd.                                     1,290     56,558             0.0%
                  SHOWBOX Corp.                                                     13,350     64,243             0.0%
*                 Signetics Corp.                                                   34,301     40,966             0.0%
#*                SIGONG TECH Co., Ltd.                                              6,507     40,133             0.0%
                  Silicon Works Co., Ltd.                                            4,713    121,266             0.0%
                  Silla Co., Ltd.                                                    3,715     47,679             0.0%
*                 SIMMTECH HOLDINGS Co., Ltd.                                        7,120     20,748             0.0%
                  SIMPAC, Inc.                                                       9,760     42,326             0.0%
                  Sindoh Co., Ltd.                                                   2,224    102,610             0.0%
                  SJM Co., Ltd.                                                      3,600     19,987             0.0%
                  SK Bioland Co., Ltd.                                               2,817     45,767             0.0%
#                 SK Chemicals Co., Ltd.                                             5,564    307,873             0.0%
                  SK Gas, Ltd.                                                       2,416    249,280             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
SOUTH KOREA -- (Continued)
                  SK Holdings Co., Ltd.                                              15,617 $3,326,451             0.3%
                  SK Hynix, Inc.                                                    189,009  8,953,992             0.7%
                  SK Innovation Co., Ltd.                                            11,565  1,735,039             0.2%
                  SK Materials Co., Ltd.                                              2,534    392,534             0.1%
                  SK Networks Co., Ltd.                                              48,541    341,393             0.1%
*                 SK Securities Co., Ltd.                                           142,628    150,137             0.0%
                  SK Telecom Co., Ltd.                                                3,393    716,213             0.1%
                  SKC Co., Ltd.                                                      13,726    345,363             0.1%
*                 SKC Solmics Co., Ltd.                                              13,722     44,620             0.0%
                  SKCKOLONPI, Inc.                                                    5,700     85,108             0.0%
                  SL Corp.                                                            7,580    120,544             0.0%
*                 SM Culture & Contents Co., Ltd.                                    11,580     20,995             0.0%
#*                SM Entertainment Co.                                                8,156    185,154             0.0%
                  SMEC Co., Ltd.                                                     10,746     40,338             0.0%
*                 SNU Precision Co., Ltd.                                             5,420     22,562             0.0%
*                 Solborn, Inc.                                                       6,999     37,658             0.0%
#*                Solid, Inc.                                                         9,205     20,014             0.0%
                  Songwon Industrial Co., Ltd.                                        9,862    155,881             0.0%
#*                Sonokong Co., Ltd.                                                 10,438     53,380             0.0%
#                 Soulbrain Co., Ltd.                                                 6,239    301,400             0.0%
                  SPC Samlip Co., Ltd.                                                  861    159,274             0.0%
                  Spigen Korea Co., Ltd.                                              1,625     71,927             0.0%
                  Ssangyong Cement Industrial Co., Ltd.                               9,493    111,186             0.0%
*                 Ssangyong Information & Communication                               2,655      5,096             0.0%
                  Suheung Co., Ltd.                                                   1,935     63,498             0.0%
                  Sunchang Corp.                                                      4,035     37,944             0.0%
*                 SundayToz Corp.                                                     1,704     33,506             0.0%
                  Sung Kwang Bend Co., Ltd.                                          11,782    109,142             0.0%
                  Sungchang Enterprise Holdings, Ltd.                                30,377     79,059             0.0%
*                 Sungshin Cement Co., Ltd.                                           7,455     45,663             0.0%
                  Sungwoo Hitech Co., Ltd.                                           22,075    143,720             0.0%
#                 Sunjin Co., Ltd.                                                    3,184     56,864             0.0%
*                 Suprema HQ, Inc.                                                    1,525     10,897             0.0%
*                 Suprema, Inc.                                                       1,413     27,777             0.0%
*                 Synopex, Inc.                                                      28,253     45,421             0.0%
                  Systems Technology, Inc.                                            3,962     45,566             0.0%
                  Taekwang Industrial Co., Ltd.                                         263    205,855             0.0%
#*                Taewoong Co., Ltd.                                                  5,397    124,391             0.0%
*                 Taeyoung Engineering & Construction Co., Ltd.                      21,492    119,291             0.0%
*                 Taihan Electric Wire Co., Ltd.                                     11,347     17,135             0.0%
*                 Taihan Textile Co., Ltd.                                              189     14,812             0.0%
*                 TBH Global Co., Ltd.                                                5,524     39,000             0.0%
#                 TechWing, Inc.                                                      7,678     82,232             0.0%
#                 TES Co., Ltd.                                                       5,140    117,565             0.0%
*                 Texcell-NetCom Co., Ltd.                                           17,235    114,603             0.0%
*                 Thinkware Systems Corp.                                             2,041     21,151             0.0%
*                 TK Chemical Corp.                                                  26,714     45,188             0.0%
                  TK Corp.                                                            8,295     66,012             0.0%
                  Tokai Carbon Korea Co., Ltd.                                        2,655     81,736             0.0%
                  Tongyang Life Insurance Co., Ltd.                                  21,287    187,738             0.0%
#                 Tongyang, Inc.                                                    107,304    202,857             0.0%
                  Tonymoly Co., Ltd.                                                  1,924     35,925             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
SOUTH KOREA -- (Continued)
                  Top Engineering Co., Ltd.                                           7,182 $ 45,917             0.0%
#                 Toptec Co., Ltd.                                                    5,736  138,026             0.0%
                  Tovis Co., Ltd.                                                     8,227   59,315             0.0%
                  TS Corp.                                                            1,940   43,467             0.0%
                  UBCare Co., Ltd.                                                   11,292   35,709             0.0%
                  Ubiquoss Holdings, Inc.                                             3,413   20,078             0.0%
*                 Ubiquoss, Inc.                                                      1,088   22,807             0.0%
*                 Ubivelox, Inc.                                                      1,255   11,911             0.0%
#*                Ugint Co., Ltd.                                                   125,511   47,467             0.0%
                  Uju Electronics Co., Ltd.                                           3,162   46,374             0.0%
                  Unid Co., Ltd.                                                      2,834  119,422             0.0%
                  Union Semiconductor Equipment & Materials Co., Ltd.                 5,782   31,491             0.0%
                  Uniquest Corp.                                                      5,700   34,802             0.0%
#                 UniTest, Inc.                                                       5,461   51,761             0.0%
                  Value Added Technologies Co., Ltd.                                  3,642   93,332             0.0%
#                 Viatron Technologies, Inc.                                          6,685  120,876             0.0%
                  Vieworks Co., Ltd.                                                  3,379  195,531             0.0%
#                 Visang Education, Inc.                                              4,557   59,057             0.0%
                  Vitzrocell Co., Ltd.                                                3,648   46,486             0.0%
#*                Webzen, Inc.                                                        7,445  132,358             0.0%
                  WeMade Entertainment Co., Ltd.                                      3,272   88,565             0.0%
                  Whanin Pharmaceutical Co., Ltd.                                     5,777   87,553             0.0%
#*                WillBes & Co. (The)                                                23,314   50,253             0.0%
                  Winix, Inc.                                                         2,076   19,803             0.0%
                  Wins Co., Ltd.                                                      1,654   18,525             0.0%
#                 WiSoL Co., Ltd.                                                    11,009  154,617             0.0%
*                 WIZIT Co., Ltd.                                                     9,117    9,405             0.0%
*                 WONIK CUBE Corp.                                                    3,316    7,051             0.0%
#*                Wonik Holdings Co., Ltd.                                           20,258  117,201             0.0%
#*                WONIK IPS Co., Ltd.                                                15,235  346,508             0.1%
#*                Wonik Materials Co., Ltd.                                             810   45,169             0.0%
*                 Wonik QnC Corp.                                                     4,724   41,902             0.0%
*                 Woongjin Co., Ltd.                                                 30,748   59,894             0.0%
#*                Woongjin Energy Co., Ltd.                                           6,224   27,491             0.0%
*                 Woongjin Thinkbig Co., Ltd.                                        16,549  128,376             0.0%
                  Woori Bank                                                         71,502  937,599             0.1%
                  Woori Bank Sponsored ADR                                            3,029  120,312             0.0%
*                 Woori Investment Bank Co., Ltd.                                    51,594   28,074             0.0%
                  Woory Industrial Co., Ltd.                                          1,427   31,585             0.0%
                  Y G-1 Co., Ltd.                                                     5,966   56,610             0.0%
*                 YD Online Corp.                                                    12,367   45,999             0.0%
*                 YeaRimDang Publishing Co., Ltd.                                     3,338   17,499             0.0%
                  YESCO Co., Ltd.                                                       510   16,512             0.0%
#                 YG Entertainment, Inc.                                              2,213   58,622             0.0%
*                 Yonwoo Co., Ltd.                                                      401   11,248             0.0%
                  Yoosung Enterprise Co., Ltd.                                       10,361   41,239             0.0%
                  YooSung T&S Co., Ltd.                                               7,040   29,542             0.0%
                  Youlchon Chemical Co., Ltd.                                         5,081   59,390             0.0%
                  Young Poong Corp.                                                     134  111,107             0.0%
                  Young Poong Precision Corp.                                         6,555   50,967             0.0%
#                 Youngone Corp.                                                      5,680  169,151             0.0%
                  Youngone Holdings Co., Ltd.                                         3,338  155,878             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
SOUTH KOREA -- (Continued)
*                 YoungWoo DSP Co., Ltd.                                                2,598 $     25,553             0.0%
*                 Yuanta Securities Korea Co., Ltd.                                    49,232      146,436             0.0%
#*                Yungjin Pharmaceutical Co., Ltd.                                     11,976       89,860             0.0%
#*                Yuyang DNU Co., Ltd.                                                  7,626       26,919             0.0%
                  Zeus Co., Ltd.                                                        3,176       53,418             0.0%
                                                                                              ------------ ---------------
TOTAL SOUTH KOREA                                                                              198,222,290            15.9%
                                                                                              ------------ ---------------
TAIWAN -- (15.4%)
#                 A-DATA Technology Co., Ltd.                                         104,605      247,612             0.0%
                  Ability Enterprise Co., Ltd.                                        166,508      110,598             0.0%
                  AcBel Polytech, Inc.                                                138,685      107,552             0.0%
                  Accton Technology Corp.                                             179,858      407,993             0.1%
                  Acer, Inc.                                                        1,039,287      490,533             0.1%
                  ACES Electronic Co., Ltd.                                            31,000       25,665             0.0%
                  Achem Technology Corp.                                               93,526       32,389             0.0%
*                 Acme Electronics Corp.                                               26,000        9,657             0.0%
                  Acter Co., Ltd.                                                      13,000       56,835             0.0%
#                 Actron Technology Corp.                                              33,000      116,387             0.0%
                  Adlink Technology, Inc.                                              38,814       85,245             0.0%
                  Advanced Ceramic X Corp.                                             17,000      179,009             0.0%
*                 Advanced Connectek, Inc.                                            122,000       43,884             0.0%
                  Advanced International Multitech Co., Ltd.                           42,000       38,726             0.0%
#                 Advanced Semiconductor Engineering, Inc.                          1,565,179    1,961,620             0.2%
                  Advanced Semiconductor Engineering, Inc. ADR                        165,684    1,037,182             0.1%
                  Advanced Wireless Semiconductor Co.                                  71,000      144,271             0.0%
                  Advancetek Enterprise Co., Ltd.                                      96,335       63,889             0.0%
                  Advantech Co., Ltd.                                                  60,555      489,513             0.1%
*                 AGV Products Corp.                                                  288,172       71,901             0.0%
                  Airtac International Group                                           36,450      416,671             0.1%
                  Alcor Micro Corp.                                                    17,000       12,220             0.0%
#*                ALI Corp.                                                           130,000       66,782             0.0%
                  All Ring Tech Co., Ltd.                                              18,000       46,770             0.0%
                  Alltek Technology Corp.                                              28,014       23,767             0.0%
                  Alltop Technology Co., Ltd.                                          18,000       41,723             0.0%
                  Alpha Networks, Inc.                                                130,500      106,002             0.0%
#                 Altek Corp.                                                         151,727      135,065             0.0%
                  Amazing Microelectronic Corp.                                        10,000       21,280             0.0%
                  Ambassador Hotel (The)                                               50,000       38,700             0.0%
                  AMPOC Far-East Co., Ltd.                                             31,000       29,124             0.0%
#                 AmTRAN Technology Co., Ltd.                                         351,907      255,780             0.0%
                  Anpec Electronics Corp.                                              27,454       34,608             0.0%
                  Apacer Technology, Inc.                                              55,506       72,181             0.0%
*                 APCB, Inc.                                                           70,000       72,124             0.0%
                  Apex Biotechnology Corp.                                             35,477       45,731             0.0%
                  Apex International Co., Ltd.                                         49,710       48,480             0.0%
                  Apex Medical Corp.                                                   21,000       21,510             0.0%
                  Apex Science & Engineering                                           68,848       19,509             0.0%
#                 Arcadyan Technology Corp.                                            71,859      120,890             0.0%
                  Ardentec Corp.                                                      201,411      165,357             0.0%
*                 Arima Communications Corp.                                          106,087       17,186             0.0%
                  Asia Cement Corp.                                                   701,696      692,806             0.1%
*                 Asia Optical Co., Inc.                                              132,000      253,393             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
TAIWAN -- (Continued)
*                 Asia Pacific Telecom Co., Ltd.                                      268,000 $   86,342             0.0%
                  Asia Plastic Recycling Holding, Ltd.                                 71,784     35,198             0.0%
                  Asia Polymer Corp.                                                  157,651     96,879             0.0%
                  Asia Vital Components Co., Ltd.                                     148,278    123,293             0.0%
                  ASMedia Technology, Inc.                                              6,000     62,187             0.0%
                  ASPEED Technology, Inc.                                               9,599    186,145             0.0%
                  ASROCK, Inc.                                                         20,000     26,930             0.0%
                  Asustek Computer, Inc.                                              125,996  1,237,832             0.1%
                  Aten International Co., Ltd.                                         39,000    107,320             0.0%
#                 AU Optronics Corp.                                                3,367,000  1,399,349             0.1%
#                 AU Optronics Corp. Sponsored ADR                                     78,775    318,251             0.0%
                  Audix Corp.                                                          52,800     73,470             0.0%
#                 AURAS Technology Co., Ltd.                                           28,000     76,219             0.0%
                  Aurora Corp.                                                         33,693     64,662             0.0%
                  Avalue Technology, Inc.                                               6,000     11,157             0.0%
                  Avermedia Technologies                                               55,690     19,098             0.0%
*                 Avision, Inc.                                                        64,693     15,352             0.0%
                  AVY Precision Technology, Inc.                                       37,060     60,020             0.0%
                  Awea Mechantronic Co., Ltd.                                          13,230     14,033             0.0%
                  Axiomtek Co., Ltd.                                                    7,000     13,661             0.0%
                  Bank of Kaohsiung Co., Ltd.                                         148,835     47,841             0.0%
#                 Basso Industry Corp.                                                 35,000     99,732             0.0%
                  BenQ Materials Corp.                                                 87,000     47,089             0.0%
                  BES Engineering Corp.                                               788,000    163,256             0.0%
                  Bionime Corp.                                                         7,000     17,705             0.0%
*                 Biostar Microtech International Corp.                                73,000     29,142             0.0%
                  Bioteque Corp.                                                       12,010     38,341             0.0%
#                 Bizlink Holding, Inc.                                                45,019    269,382             0.0%
#                 Boardtek Electronics Corp.                                           63,000     57,858             0.0%
                  Bothhand Enterprise, Inc.                                            10,000     22,107             0.0%
                  Bright Led Electronics Corp.                                         76,100     42,447             0.0%
*                 Browave Corp.                                                        10,000     18,258             0.0%
*                 C Sun Manufacturing, Ltd.                                            68,000     43,804             0.0%
                  Capital Securities Corp.                                            944,731    312,706             0.0%
                  Career Technology MFG. Co., Ltd.                                    156,000    104,864             0.0%
*                 Carnival Industrial Corp.                                            65,000     11,289             0.0%
                  Casetek Holdings, Ltd.                                               54,000    160,052             0.0%
                  Catcher Technology Co., Ltd.                                        270,509  2,777,952             0.2%
                  Cathay Financial Holding Co., Ltd.                                1,112,125  1,782,305             0.2%
                  Cathay Real Estate Development Co., Ltd.                            300,300    201,621             0.0%
*                 Center Laboratories, Inc.                                             8,000     15,237             0.0%
                  Chailease Holding Co., Ltd.                                         436,000  1,110,799             0.1%
                  ChainQui Construction Development Co., Ltd.                          48,000     28,445             0.0%
*                 Champion Building Materials Co., Ltd.                               168,000     43,460             0.0%
                  Chang Hwa Commercial Bank, Ltd.                                   1,039,110    602,263             0.1%
                  Chang Wah Electromaterials, Inc.                                     15,524     80,204             0.0%
                  Channel Well Technology Co., Ltd.                                    54,000     55,432             0.0%
                  Charoen Pokphand Enterprise                                         106,160    199,885             0.0%
                  Chaun-Choung Technology Corp.                                        35,000    137,314             0.0%
                  CHC Resources Corp.                                                  27,618     49,345             0.0%
#                 Chen Full International Co., Ltd.                                    46,000     77,273             0.0%
                  Chenbro Micom Co., Ltd.                                              37,000     65,229             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
TAIWAN -- (Continued)
                  Cheng Loong Corp.                                                   444,480 $  210,557             0.0%
                  Cheng Shin Rubber Industry Co., Ltd.                                589,808  1,217,189             0.1%
                  Cheng Uei Precision Industry Co., Ltd.                              234,159    328,713             0.0%
                  Chenming Mold Industry Corp.                                         41,000     29,433             0.0%
                  Chia Chang Co., Ltd.                                                 89,000     76,725             0.0%
                  Chicony Electronics Co., Ltd.                                       192,422    507,738             0.1%
                  Chicony Power Technology Co., Ltd.                                    7,000     13,015             0.0%
                  Chien Kuo Construction Co., Ltd.                                    138,675     41,617             0.0%
                  Chilisin Electronics Corp.                                           50,324    136,893             0.0%
                  Chime Ball Technology Co., Ltd.                                       9,449     15,889             0.0%
#                 Chimei Materials Technology Corp.                                   155,250     78,119             0.0%
                  Chin-Poon Industrial Co., Ltd.                                      170,113    346,816             0.0%
                  China Airlines, Ltd.                                              1,357,062    420,393             0.1%
                  China Bills Finance Corp.                                           127,000     62,300             0.0%
                  China Chemical & Pharmaceutical Co., Ltd.                           125,000     77,242             0.0%
                  China Development Financial Holding Corp.                         2,835,579    782,191             0.1%
                  China Ecotek Corp.                                                   10,000     14,318             0.0%
*                 China Electric Manufacturing Corp.                                  103,000     26,432             0.0%
                  China General Plastics Corp.                                        174,289    153,839             0.0%
                  China Glaze Co., Ltd.                                                53,680     21,509             0.0%
                  China Life Insurance Co., Ltd.                                    1,028,562    957,705             0.1%
                  China Man-Made Fiber Corp.                                          414,200    108,615             0.0%
                  China Metal Products                                                136,190    133,319             0.0%
                  China Motor Corp.                                                   187,000    170,137             0.0%
#*                China Petrochemical Development Corp.                             1,186,092    447,798             0.1%
                  China Steel Chemical Corp.                                           45,227    179,120             0.0%
                  China Steel Corp.                                                 2,197,940  1,761,459             0.2%
                  China Steel Structure Co., Ltd.                                      70,000     49,052             0.0%
                  China Synthetic Rubber Corp.                                        253,681    256,597             0.0%
                  China Wire & Cable Co., Ltd.                                         15,120     12,407             0.0%
                  Chinese Maritime Transport, Ltd.                                     43,120     40,823             0.0%
                  Chipbond Technology Corp.                                           266,000    396,700             0.1%
                  ChipMOS TECHNOLOGIES, Inc.                                           45,000     39,631             0.0%
                  Chlitina Holding, Ltd.                                               14,000     67,190             0.0%
                  Chong Hong Construction Co., Ltd.                                    58,361    136,075             0.0%
#                 Chroma ATE, Inc.                                                     73,466    229,671             0.0%
                  Chun YU Works & Co., Ltd.                                           122,000     56,151             0.0%
                  Chun Yuan Steel                                                     207,999     83,089             0.0%
#*                Chung Hung Steel Corp.                                              438,889    131,459             0.0%
                  Chung Hwa Pulp Corp.                                                206,246     68,679             0.0%
#                 Chung-Hsin Electric & Machinery Manufacturing Corp.                 212,000    132,393             0.0%
                  Chunghwa Precision Test Tech Co., Ltd.                                4,000    155,624             0.0%
                  Chunghwa Telecom Co., Ltd.                                          261,800    885,581             0.1%
                  Chunghwa Telecom Co., Ltd. Sponsored ADR                             35,415  1,198,444             0.1%
                  Chyang Sheng Dyeing & Finishing Co., Ltd.                            53,000     47,915             0.0%
                  Cleanaway Co., Ltd.                                                  25,000    142,498             0.0%
                  Clevo Co.                                                           232,869    213,223             0.0%
#*                CMC Magnetics Corp.                                               1,061,642    132,497             0.0%
*                 Co-Tech Development Corp.                                            41,000     68,144             0.0%
#                 CoAsia Microelectronics Corp.                                        71,946     37,536             0.0%
                  Compal Electronics, Inc.                                          1,599,086  1,070,471             0.1%
                  Compeq Manufacturing Co., Ltd.                                      538,000    395,827             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
TAIWAN -- (Continued)
                  Concord Securities Co., Ltd.                                        276,000 $   62,525             0.0%
                  Continental Holdings Corp.                                          229,250     82,847             0.0%
                  Coretronic Corp.                                                    233,600    330,815             0.0%
                  Cowealth Medical Holding Co., Ltd.                                    6,000      9,021             0.0%
                  Coxon Precise Industrial Co., Ltd.                                   59,000     59,917             0.0%
                  CSBC Corp.                                                          235,440    109,629             0.0%
                  CTBC Financial Holding Co., Ltd.                                  3,106,612  1,939,972             0.2%
                  CTCI Corp.                                                          210,555    368,667             0.1%
#                 Cub Elecparts, Inc.                                                  18,024    188,695             0.0%
                  CviLux Corp.                                                         40,902     44,586             0.0%
                  Cyberlink Corp.                                                      23,356     51,860             0.0%
                  CyberPower Systems, Inc.                                             16,000     51,964             0.0%
                  CyberTAN Technology, Inc.                                           139,576     91,070             0.0%
                  Cypress Technology Co., Ltd.                                          4,000     19,484             0.0%
                  D-Link Corp.                                                        419,148    174,170             0.0%
                  DA CIN Construction Co., Ltd.                                        71,000     45,528             0.0%
                  Da-Li Development Co., Ltd.                                          56,915     43,942             0.0%
                  Dafeng TV, Ltd.                                                      28,396     34,845             0.0%
*                 Danen Technology Corp.                                              188,000     43,151             0.0%
                  Darfon Electronics Corp.                                            109,000     94,296             0.0%
                  Darwin Precisions Corp.                                             196,000     89,614             0.0%
                  Delpha Construction Co., Ltd.                                        60,639     29,229             0.0%
#                 Delta Electronics, Inc.                                             353,940  1,992,236             0.2%
                  Depo Auto Parts Ind Co., Ltd.                                        48,000    138,323             0.0%
                  DFI, Inc.                                                            16,460     29,941             0.0%
                  Dimerco Express Corp.                                                34,000     26,037             0.0%
                  Dynacolor, Inc.                                                      16,000     19,329             0.0%
*                 Dynamic Electronics Co., Ltd.                                       146,006     44,037             0.0%
                  Dynapack International Technology Corp.                              75,000    100,505             0.0%
                  E Ink Holdings, Inc.                                                404,000    412,098             0.1%
                  E-Lead Electronic Co., Ltd.                                          39,000     46,274             0.0%
                  E-LIFE MALL Corp.                                                    30,000     63,459             0.0%
*                 E-Ton Solar Tech Co., Ltd.                                          123,032     37,239             0.0%
                  E.Sun Financial Holding Co., Ltd.                                 2,007,042  1,213,119             0.1%
*                 Eastern Media International Corp.                                   278,406     90,404             0.0%
#                 Eclat Textile Co., Ltd.                                              55,176    603,456             0.1%
                  Edimax Technology Co., Ltd.                                          91,044     31,989             0.0%
                  Edison Opto Corp.                                                    54,000     29,310             0.0%
                  Edom Technology Co., Ltd.                                            80,014     42,171             0.0%
                  eGalax_eMPIA Technology, Inc.                                        21,067     36,104             0.0%
                  Elan Microelectronics Corp.                                         131,370    186,090             0.0%
#                 Elite Advanced Laser Corp.                                           51,840    228,519             0.0%
                  Elite Material Co., Ltd.                                            118,909    474,271             0.1%
                  Elite Semiconductor Memory Technology, Inc.                         122,000    169,009             0.0%
#                 Elitegroup Computer Systems Co., Ltd.                               161,235    104,858             0.0%
                  eMemory Technology, Inc.                                             27,000    371,771             0.1%
                  ENG Electric Co., Ltd.                                               58,427     33,931             0.0%
                  Ennoconn Corp.                                                        5,202     56,522             0.0%
                  EnTie Commercial Bank Co., Ltd.                                     103,500     45,608             0.0%
#*                Epistar Corp.                                                       574,954    571,005             0.1%
                  Eson Precision Ind. Co., Ltd.                                        30,000     46,064             0.0%
                  Eternal Materials Co., Ltd.                                         306,805    328,288             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
TAIWAN -- (Continued)
*                 Etron Technology, Inc.                                              212,000 $   85,701             0.0%
                  Eva Airways Corp.                                                 1,037,051    509,841             0.1%
                  Everest Textile Co., Ltd.                                           127,000     69,212             0.0%
                  Evergreen International Storage & Transport Corp.                   285,000    129,294             0.0%
#                 Everlight Electronics Co., Ltd.                                     200,149    314,998             0.0%
                  Everspring Industry Co., Ltd.                                        30,000     13,867             0.0%
                  Excelsior Medical Co., Ltd.                                          44,800     67,029             0.0%
                  Far Eastern Department Stores, Ltd.                                 495,370    261,858             0.0%
                  Far Eastern International Bank                                    1,068,362    334,557             0.0%
                  Far Eastern New Century Corp.                                       913,560    768,667             0.1%
                  Far EasTone Telecommunications Co., Ltd.                            442,000  1,088,446             0.1%
                  Faraday Technology Corp.                                             63,442     76,979             0.0%
*                 Farglory F T Z Investment Holding Co., Ltd.                          24,000     11,300             0.0%
                  Farglory Land Development Co., Ltd.                                 164,442    222,884             0.0%
                  Federal Corp.                                                       230,729    105,831             0.0%
                  Feedback Technology Corp.                                            12,000     23,056             0.0%
                  Feng Hsin Steel Co., Ltd.                                           182,550    308,379             0.0%
#                 Feng TAY Enterprise Co., Ltd.                                       121,107    465,372             0.1%
*                 First Copper Technology Co., Ltd.                                    36,000     10,779             0.0%
                  First Financial Holding Co., Ltd.                                 2,040,242  1,244,264             0.1%
                  First Hotel                                                          76,354     43,400             0.0%
*                 First Insurance Co., Ltd. (The)                                      93,606     41,405             0.0%
#*                First Steamship Co., Ltd.                                           227,595     59,267             0.0%
                  FLEXium Interconnect, Inc.                                          144,832    537,473             0.1%
                  Flytech Technology Co., Ltd.                                         41,373    141,144             0.0%
#                 FocalTech Systems Co., Ltd.                                          96,792    119,539             0.0%
                  Formosa Advanced Technologies Co., Ltd.                              74,000     69,616             0.0%
                  Formosa Chemicals & Fibre Corp.                                     600,378  1,846,154             0.2%
                  Formosa International Hotels Corp.                                   16,905     88,507             0.0%
                  Formosa Oilseed Processing Co., Ltd.                                 46,000     75,479             0.0%
                  Formosa Optical Technology Co., Ltd.                                  7,000     17,006             0.0%
                  Formosa Petrochemical Corp.                                         181,000    632,672             0.1%
                  Formosa Plastics Corp.                                              331,134    995,008             0.1%
                  Formosa Taffeta Co., Ltd.                                           163,000    170,132             0.0%
                  Formosan Rubber Group, Inc.                                         199,800    110,205             0.0%
                  Formosan Union Chemical                                              95,266     63,918             0.0%
                  Fortune Electric Co., Ltd.                                           37,000     21,262             0.0%
                  Founding Construction & Development Co., Ltd.                        71,460     37,417             0.0%
                  Foxconn Technology Co., Ltd.                                        218,536    665,865             0.1%
                  Foxlink Image Technology Co., Ltd.                                   63,000     38,007             0.0%
                  Foxsemicon Integrated Technology, Inc.                               25,000    103,434             0.0%
*                 Froch Enterprise Co., Ltd.                                           56,713     20,917             0.0%
                  FSP Technology, Inc.                                                 65,886     51,409             0.0%
                  Fubon Financial Holding Co., Ltd.                                 1,266,896  1,983,228             0.2%
                  Fulgent Sun International Holding Co., Ltd.                          20,449     51,603             0.0%
                  Fullerton Technology Co., Ltd.                                       69,000     55,793             0.0%
                  Fulltech Fiber Glass Corp.                                          117,544     60,371             0.0%
                  Fwusow Industry Co., Ltd.                                            31,442     17,038             0.0%
                  G Shank Enterprise Co., Ltd.                                         63,382     54,704             0.0%
*                 G Tech Optoelectronics Corp.                                         46,821     27,172             0.0%
                  Gallant Precision Machining Co., Ltd.                                76,000     61,861             0.0%
                  Gamania Digital Entertainment Co., Ltd.                              25,000     25,908             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
TAIWAN -- (Continued)
                  Gemtek Technology Corp.                                             160,574 $180,262             0.0%
#                 General Interface Solution Holding, Ltd.                             35,000  195,144             0.0%
                  Generalplus Technology, Inc.                                          8,000   11,019             0.0%
*                 Genius Electronic Optical Co., Ltd.                                  32,071  374,709             0.1%
                  GeoVision, Inc.                                                      32,431   44,266             0.0%
                  Getac Technology Corp.                                              197,000  255,321             0.0%
                  Giant Manufacturing Co., Ltd.                                        84,287  509,340             0.1%
                  Giantplus Technology Co., Ltd.                                      118,000   65,579             0.0%
                  Gigabyte Technology Co., Ltd.                                       297,000  392,970             0.1%
                  Gigasolar Materials Corp.                                            10,280   90,119             0.0%
#*                Gigastorage Corp.                                                   154,213  111,409             0.0%
                  Ginko International Co., Ltd.                                        22,000  181,017             0.0%
#*                Gintech Energy Corp.                                                243,084  140,020             0.0%
*                 Global Brands Manufacture, Ltd.                                     101,666   41,268             0.0%
#                 Global Lighting Technologies, Inc.                                   38,000   67,946             0.0%
                  Global Mixed Mode Technology, Inc.                                   20,000   47,106             0.0%
                  Global PMX Co., Ltd.                                                  9,000   41,433             0.0%
                  Global Unichip Corp.                                                 31,000  108,345             0.0%
#                 Globalwafers Co., Ltd.                                               18,000  128,514             0.0%
                  Globe Union Industrial Corp.                                        128,518   74,426             0.0%
                  Gloria Material Technology Corp.                                    253,708  165,057             0.0%
#                 Glory Science Co., Ltd.                                              32,467   70,050             0.0%
*                 Gold Circuit Electronics, Ltd.                                      232,263   85,285             0.0%
                  Goldsun Building Materials Co., Ltd.                                641,730  174,932             0.0%
                  Good Will Instrument Co., Ltd.                                        6,859    4,774             0.0%
                  Gourmet Master Co., Ltd.                                             23,100  231,964             0.0%
                  Grand Ocean Retail Group, Ltd.                                       28,000   21,807             0.0%
#                 Grand Pacific Petrochemical                                         456,000  298,201             0.0%
                  Grand Plastic Technology Corp.                                       10,000   58,271             0.0%
#                 Grape King Bio, Ltd.                                                 50,000  322,120             0.0%
                  Great China Metal Industry                                           90,000   77,755             0.0%
                  Great Taipei Gas Co., Ltd.                                          119,000   99,195             0.0%
                  Great Wall Enterprise Co., Ltd.                                     271,682  262,569             0.0%
                  Greatek Electronics, Inc.                                           131,000  184,007             0.0%
*                 Green Energy Technology, Inc.                                       132,537   68,862             0.0%
                  Green Seal Holding, Ltd.                                             14,000   68,572             0.0%
*                 GTM Holdings Corp.                                                   39,000   22,605             0.0%
                  Hakers Enterprise Co., Ltd.                                           6,300    9,105             0.0%
#                 Hannstar Board Corp.                                                185,681  106,075             0.0%
#*                HannStar Display Corp.                                            1,489,667  400,243             0.1%
*                 HannsTouch Solution, Inc.                                           225,743   80,249             0.0%
*                 Harvatek Corp.                                                       83,052   27,930             0.0%
                  Hi-Clearance, Inc.                                                    5,000   16,365             0.0%
#                 Highwealth Construction Corp.                                       378,918  638,751             0.1%
                  HIM International Music, Inc.                                         6,000   24,475             0.0%
#                 Hiroca Holdings, Ltd.                                                24,728   80,185             0.0%
*                 HiTi Digital, Inc.                                                   79,956   29,553             0.0%
#                 Hitron Technology, Inc.                                             128,000   94,509             0.0%
                  Hiwin Technologies Corp.                                             67,259  428,580             0.1%
#*                Ho Tung Chemical Corp.                                              484,092  144,676             0.0%
                  Hocheng Corp.                                                       137,300   41,627             0.0%
                  Holiday Entertainment Co., Ltd.                                      31,000   54,469             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
TAIWAN -- (Continued)
                  Holtek Semiconductor, Inc.                                           89,000 $   165,094             0.0%
                  Holy Stone Enterprise Co., Ltd.                                     103,500     142,630             0.0%
                  Hon Hai Precision Industry Co., Ltd.                              3,607,499  11,807,926             1.0%
                  Hon Hai Precision Industry Co., Ltd. GDR                            158,585   1,056,567             0.1%
                  Hong Pu Real Estate Development Co., Ltd.                           129,609     105,217             0.0%
                  Hong TAI Electric Industrial                                         80,000      24,906             0.0%
                  Hong YI Fiber Industry Co.                                           37,000      27,517             0.0%
*                 Horizon Securities Co., Ltd.                                        220,000      50,237             0.0%
#                 Hota Industrial Manufacturing Co., Ltd.                              98,871     435,435             0.1%
#                 Hotai Motor Co., Ltd.                                                52,000     599,284             0.1%
                  Hsin Kuang Steel Co., Ltd.                                           92,788      70,041             0.0%
                  Hsin Yung Chien Co., Ltd.                                            15,900      37,963             0.0%
                  Hu Lane Associate, Inc.                                              31,151     152,271             0.0%
*                 HUA ENG Wire & Cable Co., Ltd.                                      157,000      44,000             0.0%
                  Hua Nan Financial Holdings Co., Ltd.                              1,530,877     857,239             0.1%
                  Huaku Development Co., Ltd.                                         129,465     296,904             0.0%
                  Huang Hsiang Construction Corp.                                      60,000      87,225             0.0%
                  Hung Ching Development & Construction Co., Ltd.                      68,000      47,603             0.0%
                  Hung Sheng Construction, Ltd.                                       254,000     162,404             0.0%
                  Huxen Corp.                                                          10,000      14,024             0.0%
                  Hwa Fong Rubber Co., Ltd.                                           147,430      52,276             0.0%
*                 Hwacom Systems, Inc.                                                 43,000      17,514             0.0%
*                 I-Chiun Precision Industry Co., Ltd.                                 53,000      16,137             0.0%
                  I-Sheng Electric Wire & Cable Co., Ltd.                              41,000      66,855             0.0%
#                 Ibase Technology, Inc.                                               56,455     111,444             0.0%
*                 Ichia Technologies, Inc.                                            168,897     116,007             0.0%
                  Ideal Bike Corp.                                                     68,000      25,235             0.0%
                  IEI Integration Corp.                                                48,000      72,884             0.0%
                  Infortrend Technology, Inc.                                         110,798      61,280             0.0%
                  Innodisk Corp.                                                       17,000      58,257             0.0%
                  Innolux Corp.                                                     3,762,461   1,756,096             0.2%
                  Inpaq Technology Co., Ltd.                                           45,000      29,773             0.0%
                  Intai Technology Corp.                                               14,000      63,115             0.0%
#                 Integrated Service Technology, Inc.                                  27,000      88,087             0.0%
                  International Games System Co., Ltd.                                 25,000     160,274             0.0%
                  Inventec Corp.                                                      904,181     672,348             0.1%
#                 Iron Force Industrial Co., Ltd.                                      16,000      86,306             0.0%
                  ITE Technology, Inc.                                                 63,202      73,878             0.0%
                  ITEQ Corp.                                                          118,299     177,306             0.0%
                  Jarllytec Co., Ltd.                                                   6,000      10,799             0.0%
                  Jentech Precision Industrial Co., Ltd.                               24,000      55,649             0.0%
                  Jess-Link Products Co., Ltd.                                         50,500      50,912             0.0%
#                 Jih Sun Financial Holdings Co., Ltd.                                813,701     192,314             0.0%
                  Johnson Health Tech Co., Ltd.                                        21,948      30,547             0.0%
                  K Laser Technology, Inc.                                             21,000      11,064             0.0%
                  Kang Na Hsiung Enterprise Co., Ltd.                                  59,000      21,422             0.0%
                  Kaori Heat Treatment Co., Ltd.                                       23,983      38,597             0.0%
                  Kaulin Manufacturing Co., Ltd.                                       60,000      35,798             0.0%
                  KD Holding Corp.                                                      9,000      51,745             0.0%
                  KEE TAI Properties Co., Ltd.                                        221,226      81,332             0.0%
                  Kenda Rubber Industrial Co., Ltd.                                   169,842     273,451             0.0%
                  Kenmec Mechanical Engineering Co., Ltd.                              86,000      28,792             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
TAIWAN -- (Continued)
                  Kerry TJ Logistics Co., Ltd.                                       82,000 $  113,151             0.0%
                  Kindom Construction Corp.                                         163,000    102,797             0.0%
                  King Slide Works Co., Ltd.                                         16,050    247,032             0.0%
                  King Yuan Electronics Co., Ltd.                                   625,529    564,683             0.1%
                  King's Town Bank Co., Ltd.                                        419,000    402,555             0.1%
*                 King's Town Construction Co., Ltd.                                 62,348     49,398             0.0%
                  Kingpak Technology, Inc.                                            8,000     45,504             0.0%
                  Kinik Co.                                                          64,000    149,007             0.0%
#*                Kinko Optical Co., Ltd.                                            53,000     61,171             0.0%
                  Kinpo Electronics                                                 602,028    225,265             0.0%
                  Kinsus Interconnect Technology Corp.                              142,009    369,123             0.1%
                  KMC Kuei Meng International, Inc.                                  15,106     73,095             0.0%
                  KS Terminals, Inc.                                                 41,760     64,202             0.0%
                  Kung Long Batteries Industrial Co., Ltd.                           32,000    162,720             0.0%
*                 Kung Sing Engineering Corp.                                       108,000     46,349             0.0%
#                 Kuo Toong International Co., Ltd.                                  94,108     63,581             0.0%
                  Kuoyang Construction Co., Ltd.                                    209,450     95,757             0.0%
                  Kwong Fong Industries Corp.                                        56,047     52,001             0.0%
                  KYE Systems Corp.                                                 146,426     44,262             0.0%
                  L&K Engineering Co., Ltd.                                          26,000     29,722             0.0%
                  LAN FA Textile                                                     93,277     24,172             0.0%
                  Lanner Electronics, Inc.                                           30,589     47,185             0.0%
                  Largan Precision Co., Ltd.                                         16,306  2,707,929             0.2%
                  LCY Chemical Corp.                                                182,799    262,758             0.0%
                  Leader Electronics, Inc.                                           67,602     23,741             0.0%
                  Leadtrend Technology Corp.                                          4,159      4,274             0.0%
#                 Lealea Enterprise Co., Ltd.                                       416,981    115,242             0.0%
                  Ledlink Optics, Inc.                                               24,255     35,029             0.0%
                  Ledtech Electronics Corp.                                          19,000      8,912             0.0%
                  LEE CHI Enterprises Co., Ltd.                                     103,000     37,030             0.0%
                  Lelon Electronics Corp.                                            38,250     52,675             0.0%
                  Leofoo Development Co., Ltd.                                      138,645     37,619             0.0%
*                 LES Enphants Co., Ltd.                                             90,901     33,144             0.0%
                  Lextar Electronics Corp.                                          202,000    139,556             0.0%
                  Li Cheng Enterprise Co., Ltd.                                      11,000     29,049             0.0%
*                 Li Peng Enterprise Co., Ltd.                                      277,806     74,166             0.0%
                  Lian HWA Food Corp.                                                13,744     16,073             0.0%
                  Lien Chang Electronic Enter                                        23,000     12,081             0.0%
                  Lien Hwa Industrial Corp.                                         322,707    292,529             0.0%
                  Lingsen Precision Industries, Ltd.                                185,000     87,597             0.0%
                  Lite-On Semiconductor Corp.                                       132,213    130,286             0.0%
                  Lite-On Technology Corp.                                          880,395  1,535,720             0.1%
                  Long Bon International Co., Ltd.                                  164,000     89,949             0.0%
#                 Long Chen Paper Co., Ltd.                                         272,995    245,888             0.0%
                  Longwell Co.                                                       52,000     55,229             0.0%
                  Lotes Co., Ltd.                                                    27,631    106,616             0.0%
                  Lu Hai Holding Corp.                                                7,000     13,034             0.0%
                  Lucky Cement Corp.                                                112,000     35,764             0.0%
                  Lumax International Corp., Ltd.                                    48,325     82,723             0.0%
                  Lung Yen Life Service Corp.                                        41,000     77,830             0.0%
#                 LuxNet Corp.                                                       20,899     23,856             0.0%
#                 Macauto Industrial Co., Ltd.                                       21,000    122,911             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
TAIWAN -- (Continued)
                  Macroblock, Inc.                                                      5,000 $   11,931             0.0%
*                 Macronix International                                            2,071,048    922,557             0.1%
                  Mag Layers Scientific-Technics Co., Ltd.                             11,550     28,014             0.0%
                  Makalot Industrial Co., Ltd.                                         91,686    385,954             0.1%
                  Marketech International Corp.                                        58,000     79,016             0.0%
                  Masterlink Securities Corp.                                         585,885    163,862             0.0%
                  Materials Analysis Technology, Inc.                                   6,000     20,663             0.0%
*                 Mayer Steel Pipe Corp.                                               78,259     34,726             0.0%
#                 MediaTek, Inc.                                                      275,360  1,979,319             0.2%
                  Mega Financial Holding Co., Ltd.                                  1,994,669  1,601,314             0.2%
                  Mercuries & Associates Holding, Ltd.                                160,083    127,862             0.0%
*                 Mercuries Life Insurance Co., Ltd.                                  347,689    178,046             0.0%
#                 Merida Industry Co., Ltd.                                            53,415    286,648             0.0%
                  Merry Electronics Co., Ltd.                                          59,906    354,610             0.1%
                  Micro-Star International Co., Ltd.                                  321,233    643,411             0.1%
*                 Microbio Co., Ltd.                                                  128,572     92,856             0.0%
*                 Microelectronics Technology, Inc.                                    12,645     12,700             0.0%
                  Microlife Corp.                                                      12,600     28,852             0.0%
                  Mildef Crete, Inc.                                                   22,000     35,960             0.0%
                  MIN AIK Technology Co., Ltd.                                         58,000     59,624             0.0%
#                 Mirle Automation Corp.                                               70,398     94,127             0.0%
                  Mitac Holdings Corp.                                                273,415    288,323             0.0%
                  Mobiletron Electronics Co., Ltd.                                     11,440     15,457             0.0%
                  momo.com, Inc.                                                        2,000     14,321             0.0%
#*                Motech Industries, Inc.                                             168,000    148,313             0.0%
                  MPI Corp.                                                            21,000     75,126             0.0%
                  Nak Sealing Technologies Corp.                                       25,000     68,114             0.0%
                  Namchow Chemical Industrial Co., Ltd.                                71,000    143,459             0.0%
                  Nan Kang Rubber Tire Co., Ltd.                                      113,139    107,991             0.0%
                  Nan Liu Enterprise Co., Ltd.                                          6,000     29,811             0.0%
                  Nan Ren Lake Leisure Amusement Co., Ltd.                             99,000     26,403             0.0%
                  Nan Ya Plastics Corp.                                               591,674  1,425,184             0.1%
                  Nan Ya Printed Circuit Board Corp.                                  118,072    103,447             0.0%
                  Nantex Industry Co., Ltd.                                           113,347     87,710             0.0%
                  Nanya Technology Corp.                                              119,000    189,604             0.0%
                  National Petroleum Co., Ltd.                                         37,000     48,859             0.0%
#*                Neo Solar Power Corp.                                               439,646    204,650             0.0%
                  Netronix, Inc.                                                       20,000     45,080             0.0%
                  New Asia Construction & Development Corp.                            43,880     10,434             0.0%
                  New Era Electronics Co., Ltd.                                        39,000     29,125             0.0%
*                 Newmax Technology Co., Ltd.                                          49,077     75,363             0.0%
                  Nexcom International Co., Ltd.                                       30,000     29,807             0.0%
                  Nichidenbo Corp.                                                     28,975     26,411             0.0%
                  Nien Hsing Textile Co., Ltd.                                        125,476    110,979             0.0%
                  Nien Made Enterprise Co., Ltd.                                       53,000    536,101             0.1%
                  Nishoku Technology, Inc.                                             23,000     62,532             0.0%
                  Novatek Microelectronics Corp.                                      205,000    787,782             0.1%
                  Nuvoton Technology Corp.                                             26,000     36,820             0.0%
#*                OBI Pharma, Inc.                                                     14,000    131,580             0.0%
*                 Ocean Plastics Co., Ltd.                                             51,000     41,593             0.0%
                  On-Bright Electronics, Inc.                                           2,000     12,583             0.0%
                  OptoTech Corp.                                                      256,000    150,618             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
TAIWAN -- (Continued)
                  Orient Europharma Co., Ltd.                                        10,000 $   23,712             0.0%
#*                Orient Semiconductor Electronics, Ltd.                            278,000     90,485             0.0%
                  Oriental Union Chemical Corp.                                     211,821    157,862             0.0%
                  P-Duke Technology Co., Ltd.                                        10,000     21,264             0.0%
                  Pacific Construction Co.                                          167,000     60,949             0.0%
#                 Pacific Hospital Supply Co., Ltd.                                  28,000     72,248             0.0%
                  Paiho Shih Holdings Corp.                                          17,600     21,661             0.0%
                  Pan Jit International, Inc.                                       197,000    112,511             0.0%
#                 Pan-International Industrial Corp.                                145,514    135,609             0.0%
                  Parade Technologies, Ltd.                                          24,400    286,242             0.0%
                  Paragon Technologies Co., Ltd.                                     30,762     21,068             0.0%
#                 PChome Online, Inc.                                                30,491    260,415             0.0%
                  Pegatron Corp.                                                    808,037  2,379,733             0.2%
                  Pharmally International Holding Co., Ltd.                           6,000     94,515             0.0%
*                 Phihong Technology Co., Ltd.                                      150,810     72,363             0.0%
                  Phison Electronics Corp.                                           34,000    320,055             0.0%
                  Phoenix Tours International, Inc.                                  14,700     17,534             0.0%
#                 Pixart Imaging, Inc.                                               39,030    102,118             0.0%
                  Polytronics Technology Corp.                                       25,000     50,948             0.0%
                  Portwell, Inc.                                                     36,000     46,248             0.0%
#                 Posiflex Technology, Inc.                                          20,853    113,636             0.0%
                  Pou Chen Corp.                                                    947,144  1,326,055             0.1%
                  Power Quotient International Co., Ltd.                             66,800     26,402             0.0%
                  Powertech Technology, Inc.                                        340,400  1,067,911             0.1%
                  Poya International Co., Ltd.                                       21,657    295,874             0.0%
                  President Chain Store Corp.                                       136,000  1,183,523             0.1%
                  President Securities Corp.                                        387,662    172,715             0.0%
#                 Primax Electronics, Ltd.                                          191,000    318,349             0.0%
*                 Prime Electronics & Satellitics, Inc.                              57,750     17,941             0.0%
                  Prince Housing & Development Corp.                                573,087    226,987             0.0%
*                 Princeton Technology Corp.                                        105,000     33,116             0.0%
                  Pro Hawk Corp.                                                      3,000     16,299             0.0%
                  Promate Electronic Co., Ltd.                                       63,000     66,603             0.0%
                  Promise Technology, Inc.                                           76,000     35,258             0.0%
                  Qisda Corp.                                                       819,439    521,374             0.1%
                  Qualipoly Chemical Corp.                                           38,284     43,009             0.0%
                  Quang Viet Enterprise Co., Ltd.                                     6,000     32,882             0.0%
                  Quanta Computer, Inc.                                             515,715  1,068,387             0.1%
                  Quanta Storage, Inc.                                               20,000     25,096             0.0%
*                 Quintain Steel Co., Ltd.                                           63,748     20,158             0.0%
#                 Radiant Opto-Electronics Corp.                                    237,144    494,348             0.1%
*                 Radium Life Tech Co., Ltd.                                        362,056    170,356             0.0%
                  Ralec Electronic Corp.                                             30,000     59,431             0.0%
                  Realtek Semiconductor Corp.                                       160,268    541,986             0.1%
                  Rechi Precision Co., Ltd.                                         152,173    164,848             0.0%
                  Rich Development Co., Ltd.                                        300,254     92,392             0.0%
                  RichWave Technology Corp.                                           8,000     27,009             0.0%
#*                Ritek Corp.                                                       927,112    157,226             0.0%
*                 Rotam Global Agrosciences, Ltd.                                    37,830     41,189             0.0%
*                 Ruentex Development Co., Ltd.                                     240,340    293,287             0.0%
                  Ruentex Engineering & Construction Co.                             11,000     16,004             0.0%
#                 Ruentex Industries, Ltd.                                           81,235    130,607             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
TAIWAN -- (Continued)
                  Run Long Construction Co., Ltd.                                      65,242 $104,520             0.0%
                  Sagittarius Life Science Corp.                                        6,000   20,258             0.0%
#                 Sampo Corp.                                                         225,000  137,987             0.0%
                  San Fang Chemical Industry Co., Ltd.                                 87,992  108,908             0.0%
                  San Shing Fastech Corp.                                              42,479   75,758             0.0%
                  Sanyang Motor Co., Ltd.                                             207,684  147,658             0.0%
#                 SCI Pharmtech, Inc.                                                  23,000   55,808             0.0%
                  Scientech Corp.                                                      13,000   23,221             0.0%
                  ScinoPharm Taiwan, Ltd.                                              22,713   31,181             0.0%
                  SDI Corp.                                                            52,000   84,881             0.0%
                  Sea Sonic Electronics Co., Ltd.                                      15,000   15,542             0.0%
                  Senao International Co., Ltd.                                        29,000   50,835             0.0%
                  Senao Networks, Inc.                                                  7,000   32,673             0.0%
                  Sercomm Corp.                                                       116,000  292,329             0.0%
                  Sesoda Corp.                                                         74,627   71,423             0.0%
                  Sheng Yu Steel Co., Ltd.                                             49,000   55,125             0.0%
                  ShenMao Technology, Inc.                                             35,435   36,644             0.0%
                  Shih Her Technologies, Inc.                                          20,000   19,735             0.0%
*                 Shih Wei Navigation Co., Ltd.                                       117,980   39,065             0.0%
                  Shihlin Electric & Engineering Corp.                                 95,000  127,378             0.0%
#*                Shin Kong Financial Holding Co., Ltd.                             2,614,235  696,713             0.1%
#                 Shin Zu Shing Co., Ltd.                                              60,149  166,698             0.0%
                  Shinih Enterprise Co., Ltd.                                          17,000   11,541             0.0%
*                 Shining Building Business Co., Ltd.                                 165,874   58,269             0.0%
                  Shinkong Insurance Co., Ltd.                                        108,000   90,845             0.0%
                  Shinkong Synthetic Fibers Corp.                                     685,191  205,617             0.0%
                  Shinkong Textile Co., Ltd.                                           45,800   64,546             0.0%
                  Shiny Chemical Industrial Co., Ltd.                                  24,112   51,514             0.0%
                  ShunSin Technology Holding, Ltd.                                      6,000   20,656             0.0%
#*                Shuttle, Inc.                                                       200,000   56,100             0.0%
                  Sigurd Microelectronics Corp.                                       182,559  162,057             0.0%
                  Silergy Corp.                                                         9,000  162,747             0.0%
                  Siliconware Precision Industries Co., Ltd.                          164,800  267,064             0.0%
                  Siliconware Precision Industries Co., Ltd. Sponsored ADR             32,444  261,823             0.0%
                  Silitech Technology Corp.                                            56,396   29,538             0.0%
                  Simplo Technology Co., Ltd.                                         106,000  354,560             0.1%
#                 Sinbon Electronics Co., Ltd.                                         95,917  236,680             0.0%
                  Sincere Navigation Corp.                                            161,350  112,082             0.0%
                  Sinher Technology, Inc.                                              11,000   19,645             0.0%
                  Sinmag Equipment Corp.                                               15,169   69,797             0.0%
#                 Sino-American Silicon Products, Inc.                                298,000  432,299             0.1%
                  Sinon Corp.                                                         181,000   94,153             0.0%
                  SinoPac Financial Holdings Co., Ltd.                              2,806,539  857,530             0.1%
                  Sinphar Pharmaceutical Co., Ltd.                                     50,960   38,920             0.0%
                  Sinyi Realty, Inc.                                                   53,011   60,928             0.0%
                  Sirtec International Co., Ltd.                                       59,000   90,159             0.0%
                  Sitronix Technology Corp.                                            58,434  175,383             0.0%
                  Siward Crystal Technology Co., Ltd.                                 111,000   76,844             0.0%
                  Soft-World International Corp.                                       27,000   61,642             0.0%
*                 Solar Applied Materials Technology Co.                              165,000   61,564             0.0%
*                 Solartech Energy Corp.                                              173,000   73,682             0.0%
                  Sonix Technology Co., Ltd.                                           67,000   78,804             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
TAIWAN -- (Continued)
                  Southeast Cement Co., Ltd.                                          137,000 $   73,510             0.0%
                  Sporton International, Inc.                                          28,323    167,534             0.0%
                  St Shine Optical Co., Ltd.                                           23,000    445,202             0.1%
                  Standard Chemical & Pharmaceutical Co., Ltd.                         51,000     55,419             0.0%
                  Standard Foods Corp.                                                116,002    286,268             0.0%
                  Stark Technology, Inc.                                               39,000     40,185             0.0%
                  Sunny Friend Environmental Technology Co., Ltd.                      16,000     77,379             0.0%
                  Sunonwealth Electric Machine Industry Co., Ltd.                      79,000     86,099             0.0%
                  Sunplus Technology Co., Ltd.                                        163,000     65,024             0.0%
                  Sunrex Technology Corp.                                              88,460     55,502             0.0%
                  Sunspring Metal Corp.                                                34,000     50,688             0.0%
#                 Supreme Electronics Co., Ltd.                                       163,608    129,282             0.0%
#                 Swancor Holding Co., Ltd.                                            38,435     85,747             0.0%
                  Sweeten Real Estate Development Co., Ltd.                            31,381     14,672             0.0%
                  Syncmold Enterprise Corp.                                            71,000    157,385             0.0%
                  Synnex Technology International Corp.                               421,967    457,220             0.1%
                  Sysage Technology Co., Ltd.                                          38,141     37,208             0.0%
                  Systex Corp.                                                         25,000     50,205             0.0%
                  T-Mac Techvest PCB Co., Ltd.                                         61,000     26,361             0.0%
                  TA Chen Stainless Pipe                                              310,235    170,450             0.0%
                  Ta Chong Securities Co., Ltd.                                        69,000     25,149             0.0%
*                 Ta Ya Electric Wire & Cable                                         209,174     43,275             0.0%
                  TA-I Technology Co., Ltd.                                            40,248     30,116             0.0%
                  Tah Hsin Industrial Corp.                                            45,000     38,458             0.0%
*                 Tai Tung Communication Co., Ltd.                                     31,373     24,819             0.0%
                  Taichung Commercial Bank Co., Ltd.                                1,069,277    347,188             0.0%
#                 TaiDoc Technology Corp.                                              25,199     84,699             0.0%
                  Taiflex Scientific Co., Ltd.                                         78,540     96,481             0.0%
*                 TaiMed Biologics, Inc.                                               16,000     96,174             0.0%
                  Taimide Tech, Inc.                                                   28,350     46,527             0.0%
                  Tainan Enterprises Co., Ltd.                                         67,000     59,153             0.0%
                  Tainan Spinning Co., Ltd.                                           577,568    266,193             0.0%
                  Tainergy Tech Co., Ltd.                                              58,000     24,691             0.0%
#                 Taishin Financial Holding Co., Ltd.                               1,805,301    744,365             0.1%
*                 Taisun Enterprise Co., Ltd.                                         116,670     57,597             0.0%
*                 Taita Chemical Co., Ltd.                                             63,000     19,976             0.0%
                  Taiwan Acceptance Corp.                                              54,000    158,365             0.0%
                  Taiwan Business Bank                                              1,394,887    385,453             0.1%
                  Taiwan Cement Corp.                                                 970,375  1,128,660             0.1%
#                 Taiwan Chinsan Electronic Industrial Co., Ltd.                       47,000     85,668             0.0%
                  Taiwan Cogeneration Corp.                                           194,077    148,588             0.0%
                  Taiwan Cooperative Financial Holding Co., Ltd.                    1,551,798    789,370             0.1%
                  Taiwan Fertilizer Co., Ltd.                                         262,000    354,185             0.1%
                  Taiwan Fire & Marine Insurance Co., Ltd.                             80,520     50,548             0.0%
                  Taiwan FU Hsing Industrial Co., Ltd.                                 70,000     98,176             0.0%
#*                Taiwan Glass Industry Corp.                                         423,442    216,229             0.0%
                  Taiwan High Speed Rail Corp.                                        215,000    166,414             0.0%
                  Taiwan Hon Chuan Enterprise Co., Ltd.                               147,455    305,232             0.0%
                  Taiwan Hopax Chemicals Manufacturing Co., Ltd.                       71,000     41,644             0.0%
#                 Taiwan Land Development Corp.                                       313,217    117,264             0.0%
                  Taiwan Line Tek Electronic                                           57,451     42,182             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
TAIWAN -- (Continued)
                  Taiwan Mobile Co., Ltd.                                             268,800 $   992,457             0.1%
                  Taiwan Navigation Co., Ltd.                                          71,000      29,742             0.0%
                  Taiwan Paiho, Ltd.                                                  111,068     369,539             0.1%
                  Taiwan PCB Techvest Co., Ltd.                                       129,733     138,723             0.0%
*                 Taiwan Prosperity Chemical Corp.                                     62,000      45,447             0.0%
*                 Taiwan Pulp & Paper Corp.                                           139,000      59,882             0.0%
                  Taiwan Sakura Corp.                                                  73,600      85,529             0.0%
                  Taiwan Sanyo Electric Co., Ltd.                                      23,800      19,832             0.0%
                  Taiwan Secom Co., Ltd.                                               71,795     209,638             0.0%
                  Taiwan Semiconductor Co., Ltd.                                      118,000     155,551             0.0%
                  Taiwan Semiconductor Manufacturing Co., Ltd.                      2,248,214  14,482,758             1.2%
                  Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR          498,924  16,499,417             1.3%
                  Taiwan Shin Kong Security Co., Ltd.                                 107,150     141,698             0.0%
                  Taiwan Styrene Monomer                                              250,164     191,780             0.0%
                  Taiwan Surface Mounting Technology Corp.                            145,845     129,432             0.0%
#                 Taiwan TEA Corp.                                                    362,648     196,480             0.0%
#                 Taiwan Union Technology Corp.                                       115,000     206,745             0.0%
                  Taiyen Biotech Co., Ltd.                                             72,712      73,574             0.0%
#*                Tatung Co., Ltd.                                                  1,074,688     392,794             0.1%
                  TCI Co., Ltd.                                                        16,000      92,745             0.0%
                  Te Chang Construction Co., Ltd.                                      20,291      14,867             0.0%
                  Teco Electric and Machinery Co., Ltd.                               640,000     633,814             0.1%
                  Tehmag Foods Corp.                                                    3,000      24,540             0.0%
                  Test Research, Inc.                                                  76,571     101,889             0.0%
                  Test Rite International Co., Ltd.                                   130,568      86,123             0.0%
*                 Tex-Ray Industrial Co., Ltd.                                         85,000      28,994             0.0%
                  Thinking Electronic Industrial Co., Ltd.                             43,000      93,039             0.0%
                  Thye Ming Industrial Co., Ltd.                                       46,125      57,969             0.0%
#                 Ton Yi Industrial Corp.                                             342,300     165,592             0.0%
                  Tong Hsing Electronic Industries, Ltd.                               75,009     318,033             0.0%
                  Tong Yang Industry Co., Ltd.                                        133,640     226,774             0.0%
                  Tong-Tai Machine & Tool Co., Ltd.                                   104,711      74,626             0.0%
#                 TOPBI International Holdings, Ltd.                                   19,000      62,917             0.0%
                  Topco Scientific Co., Ltd.                                           62,409     204,174             0.0%
                  Topco Technologies Corp.                                             17,000      36,619             0.0%
                  Topoint Technology Co., Ltd.                                         56,540      50,092             0.0%
                  Toung Loong Textile Manufacturing                                    30,000      78,355             0.0%
#*                TPK Holding Co., Ltd.                                               148,000     528,738             0.1%
                  Transcend Information, Inc.                                          47,890     163,449             0.0%
                  Tripod Technology Corp.                                             205,170     579,830             0.1%
#                 TrueLight Corp.                                                      28,700      43,767             0.0%
                  Tsann Kuen Enterprise Co., Ltd.                                      32,000      31,610             0.0%
                  TSC Auto ID Technology Co., Ltd.                                     10,700      78,662             0.0%
                  TSRC Corp.                                                          241,452     276,308             0.0%
                  Ttet Union Corp.                                                     19,000      58,448             0.0%
                  TTFB Co., Ltd.                                                        5,000      38,071             0.0%
#                 TTY Biopharm Co., Ltd.                                               76,000     259,139             0.0%
                  Tung Ho Steel Enterprise Corp.                                      401,654     324,110             0.0%
#                 Tung Thih Electronic Co., Ltd.                                       32,073     219,754             0.0%
                  TURVO International Co., Ltd.                                        16,250      57,344             0.0%
                  TXC Corp.                                                           141,204     208,124             0.0%
                  TYC Brother Industrial Co., Ltd.                                    104,091     107,225             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
TAIWAN -- (Continued)
*                 Tycoons Group Enterprise                                            221,000 $   38,925             0.0%
                  Tyntek Corp.                                                        133,922     62,349             0.0%
                  U-Ming Marine Transport Corp.                                       196,000    198,225             0.0%
                  Uni-President Enterprises Corp.                                   1,398,577  2,581,765             0.2%
                  Unimicron Technology Corp.                                          736,312    453,407             0.1%
                  Union Bank Of Taiwan                                                689,484    208,150             0.0%
                  Union Insurance Co., Ltd.                                            39,397     18,165             0.0%
                  Unitech Computer Co., Ltd.                                           38,000     22,867             0.0%
#                 Unitech Printed Circuit Board Corp.                                 290,979    109,517             0.0%
                  United Integrated Services Co., Ltd.                                 73,000    155,821             0.0%
#                 United Microelectronics Corp.                                     5,229,081  2,090,279             0.2%
#                 United Microelectronics Corp. Sponsored ADR                         146,700    284,598             0.0%
                  United Orthopedic Corp.                                              13,973     31,390             0.0%
*                 United Radiant Technology                                            15,000     12,076             0.0%
                  Unity Opto Technology Co., Ltd.                                     121,593     52,568             0.0%
                  Universal Cement Corp.                                              201,041    173,694             0.0%
                  Universal Microwave Technology, Inc.                                  9,000     23,154             0.0%
*                 Unizyx Holding Corp.                                                190,118     99,810             0.0%
                  UPC Technology Corp.                                                384,458    164,853             0.0%
                  USI Corp.                                                           414,372    207,898             0.0%
#                 Usun Technology Co., Ltd.                                            22,000     39,546             0.0%
                  Utechzone Co., Ltd.                                                   7,000     12,116             0.0%
#                 Vanguard International Semiconductor Corp.                          324,000    617,926             0.1%
                  Ve Wong Corp.                                                        34,000     26,871             0.0%
                  Victory New Materials, Ltd. Co.                                      12,000     19,885             0.0%
                  Viking Tech Corp.                                                    19,000     12,686             0.0%
#                 Visual Photonics Epitaxy Co., Ltd.                                   68,757    129,393             0.0%
                  Vivotek, Inc.                                                        39,495    116,067             0.0%
                  Voltronic Power Technology Corp.                                      9,150    130,595             0.0%
*                 Wafer Works Corp.                                                   227,807    142,575             0.0%
                  Wah Hong Industrial Corp.                                            19,694     12,893             0.0%
                  Wah Lee Industrial Corp.                                            103,000    169,248             0.0%
                  Walsin Lihwa Corp.                                                1,513,000    678,161             0.1%
#                 Walsin Technology Corp.                                             213,625    408,516             0.1%
                  Walton Advanced Engineering, Inc.                                   178,000     84,521             0.0%
                  WAN HWA Enterprise Co.                                               11,900      5,540             0.0%
                  Waterland Financial Holdings Co., Ltd.                              686,522    210,479             0.0%
*                 Wei Chuan Foods Corp.                                                95,000     58,217             0.0%
*                 Wei Mon Industry Co., Ltd.                                           72,277        404             0.0%
                  Weikeng Industrial Co., Ltd.                                         80,461     46,123             0.0%
                  Well Shin Technology Co., Ltd.                                       29,160     50,908             0.0%
#                 Win Semiconductors Corp.                                            160,141    713,194             0.1%
                  Winbond Electronics Corp.                                         1,497,000    845,075             0.1%
*                 Wintek Corp.                                                        461,871      5,252             0.0%
#                 Wisdom Marine Lines Co., Ltd.                                       142,390    153,401             0.0%
                  Wisechip Semiconductor, Inc.                                          3,000     12,129             0.0%
                  Wistron Corp.                                                     1,044,010    985,644             0.1%
#                 Wistron NeWeb Corp.                                                 118,057    338,655             0.0%
                  Wowprime Corp.                                                       33,000    166,770             0.0%
                  WPG Holdings, Ltd.                                                  558,847    708,421             0.1%
                  WT Microelectronics Co., Ltd.                                       200,982    288,336             0.0%
                  WUS Printed Circuit Co., Ltd.                                       152,000     92,097             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
TAIWAN -- (Continued)
#                 XAC Automation Corp.                                                 30,000 $     70,036             0.0%
#                 XinTec, Inc.                                                         31,000       46,396             0.0%
                  Xxentria Technology Materials Corp.                                  51,211      120,188             0.0%
                  Yageo Corp.                                                         182,249      643,263             0.1%
                  YC Co., Ltd.                                                        172,043       75,519             0.0%
                  YC INOX Co., Ltd.                                                   127,600      104,092             0.0%
                  YCC Parts Manufacturing Co., Ltd.                                     7,000        9,926             0.0%
#                 Yeong Guan Energy Technology Group Co., Ltd.                         27,212       82,427             0.0%
                  YFC-Boneagle Electric Co., Ltd.                                      10,000       16,313             0.0%
                  YFY, Inc.                                                           635,891      225,369             0.0%
                  Yi Jinn Industrial Co., Ltd.                                        116,100       39,822             0.0%
*                 Yieh Phui Enterprise Co., Ltd.                                      505,274      206,630             0.0%
                  Yonyu Plastics Co., Ltd.                                             23,000       25,552             0.0%
*                 Young Fast Optoelectronics Co., Ltd.                                 50,298       20,316             0.0%
                  Young Optics, Inc.                                                   15,000       19,193             0.0%
                  Youngtek Electronics Corp.                                           57,257       85,516             0.0%
                  Yuanta Financial Holding Co., Ltd.                                2,086,167      891,978             0.1%
                  Yulon Motor Co., Ltd.                                               316,783      286,593             0.0%
                  Yung Chi Paint & Varnish Manufacturing Co., Ltd.                     25,362       68,934             0.0%
                  YungShin Global Holding Corp.                                        63,000       93,454             0.0%
                  Yungtay Engineering Co., Ltd.                                       165,000      273,265             0.0%
                  Zeng Hsing Industrial Co., Ltd.                                      27,837      139,719             0.0%
                  Zenitron Corp.                                                      104,000       63,764             0.0%
                  Zhen Ding Technology Holding, Ltd.                                  185,000      432,594             0.1%
                  Zig Sheng Industrial Co., Ltd.                                      205,231       63,247             0.0%
#                 Zinwell Corp.                                                        92,010       98,252             0.0%
                  Zippy Technology Corp.                                               55,000       70,021             0.0%
                  ZongTai Real Estate Development Co., Ltd.                            83,495       55,854             0.0%
                                                                                              ------------ ---------------
TOTAL TAIWAN                                                                                   198,323,974            15.9%
                                                                                              ------------ ---------------
THAILAND -- (2.8%)
                  AAPICO Hitech PCL                                                    84,120       38,424             0.0%
                  Advanced Info Service PCL                                           209,500    1,059,916             0.1%
                  Advanced Information Technology PCL Class F                          28,400       21,552             0.0%
                  Airports of Thailand PCL                                            935,000    1,087,995             0.1%
                  AJ Plast PCL                                                         60,300       24,929             0.0%
                  Amata Corp. PCL                                                     203,800      101,340             0.0%
                  Ananda Development PCL                                              773,200      110,425             0.0%
                  AP Thailand PCL                                                     757,202      174,032             0.0%
                  Asia Aviation PCL                                                 1,276,600      228,821             0.0%
                  Asia Plus Group Holdings PCL                                        441,100       44,633             0.0%
                  Asian Insulators PCL                                                955,920        7,409             0.0%
                  Bangchak Corp. PCL                                                  280,700      259,682             0.0%
                  Bangkok Airways PCL                                                  69,000       40,494             0.0%
                  Bangkok Aviation Fuel Services PCL                                  114,950      132,098             0.0%
                  Bangkok Bank PCL(6077019)                                             9,800       52,981             0.0%
                  Bangkok Bank PCL(6368360)                                            31,100      161,389             0.0%
                  Bangkok Expressway & Metro PCL                                    2,043,535      425,367             0.1%
                  Bangkok Insurance PCL                                                 3,580       36,535             0.0%
                  Bangkok Land PCL                                                  4,290,900      231,974             0.0%
                  Bangkok Life Assurance PCL                                          115,340      160,889             0.0%
                  Banpu PCL(BJFHBT4)                                                  585,500      324,996             0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
THAILAND -- (Continued)
                  Banpu PCL(6368348)                                                   31,500 $   17,485             0.0%
                  Beauty Community PCL                                                630,700    179,601             0.0%
                  BEC World PCL                                                       306,600    165,754             0.0%
                  Berli Jucker PCL                                                    378,200    475,620             0.1%
                  Better World Green PCL                                              361,900     21,762             0.0%
                  Big Camera Corp. PCL                                                420,600     59,582             0.0%
                  BTS Group Holdings PCL                                              128,200     31,503             0.0%
                  Cal-Comp Electronics Thailand PCL Class F                         1,098,044     90,155             0.0%
                  Carabao Group PCL Class F                                            75,600    143,703             0.0%
                  Central Pattana PCL                                                 372,800    646,661             0.1%
                  Central Plaza Hotel PCL                                             289,000    290,337             0.0%
                  CH Karnchang PCL                                                    128,472    101,210             0.0%
                  Charoen Pokphand Foods PCL                                        1,372,093  1,061,101             0.1%
                  Charoong Thai Wire & Cable PCL Class F                               88,000     26,459             0.0%
                  Christiani & Nielsen Thai Class F                                    91,300     11,508             0.0%
                  CK Power PCL                                                      1,375,100    123,238             0.0%
*                 Country Group Development PCL                                     1,768,300     50,610             0.0%
                  Country Group Holdings PCL Class F                                  407,500     17,553             0.0%
                  CP ALL PCL                                                          693,500  1,222,998             0.1%
                  CS Loxinfo PCL                                                       30,600      5,308             0.0%
                  Delta Electronics Thailand PCL                                      108,200    287,783             0.0%
*                 Demco PCL                                                            84,400     16,104             0.0%
                  Dhipaya Insurance PCL                                                82,100    107,402             0.0%
                  Diamond Building Products PCL                                        29,000      5,030             0.0%
                  Dynasty Ceramic PCL                                               1,193,500    140,087             0.0%
                  Eastern Polymer Group PCL Class F                                   217,700     84,965             0.0%
                  Eastern Water Resources Development and Management PCL Class F      271,000     91,665             0.0%
                  Electricity Generating PCL                                           44,100    280,486             0.0%
                  Energy Absolute PCL                                                 447,200    349,072             0.1%
                  Erawan Group PCL (The)                                              554,700     77,296             0.0%
*                 Esso Thailand PCL                                                   810,000    273,981             0.0%
                  Forth Corp. PCL                                                      74,800     15,029             0.0%
                  Forth Smart Service PCL                                              22,600     11,630             0.0%
                  GFPT PCL                                                            288,600    152,685             0.0%
                  Global Power Synergy Co., Ltd. Class F                               43,500     43,387             0.0%
                  Glow Energy PCL                                                     125,500    297,514             0.0%
                  Golden Land Property Development PCL                                329,100     67,076             0.0%
                  Grand Canal Land PCL                                                605,900     43,441             0.0%
                  Hana Microelectronics PCL                                           116,101    142,651             0.0%
                  Home Product Center PCL                                           1,356,527    380,408             0.1%
                  ICC International PCL                                                27,800     30,139             0.0%
                  Ichitan Group PCL                                                   118,800     33,830             0.0%
                  Indorama Ventures PCL                                               687,600    730,538             0.1%
                  Inter Far East Energy Corp. Class F                                 177,400     15,899             0.0%
                  Interlink Communication PCL                                          33,400     14,677             0.0%
                  Intouch Holdings PCL(6397557)                                        78,700    121,724             0.0%
                  Intouch Holdings PCL(BKXLD88)                                        25,800     39,905             0.0%
                  IRPC PCL                                                          3,008,500    487,066             0.1%
                  Italian-Thai Development PCL                                        814,566    105,971             0.0%
                  Jasmine International PCL                                           709,700    176,450             0.0%
                  Jaymart PCL                                                         241,290     93,475             0.0%
                  Karmarts PCL                                                         77,100     25,187             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
THAILAND -- (Continued)
                  Kasikornbank PCL(6364766)                                           227,200 $1,215,149             0.1%
                  Kasikornbank PCL(6888794)                                            15,500     82,900             0.0%
                  KCE Electronics PCL                                                  86,300    265,711             0.0%
                  KGI Securities Thailand PCL                                         632,600     69,496             0.0%
                  Khon Kaen Sugar Industry PCL                                        643,104    100,398             0.0%
                  Kiatnakin Bank PCL                                                  160,700    317,079             0.0%
                  Krung Thai Bank PCL                                               1,026,050    587,331             0.1%
                  Krungthai Card PCL                                                   52,100    204,092             0.0%
                  Land & Houses PCL                                                   736,920    219,436             0.0%
                  Lanna Resources PCL                                                  96,200     35,599             0.0%
                  LH Financial Group PCL                                            3,533,800    179,806             0.0%
                  Loxley PCL                                                          552,270     50,453             0.0%
                  LPN Development PCL                                                 279,800     94,642             0.0%
                  Major Cineplex Group PCL                                            196,700    199,032             0.0%
                  Malee Group PCL                                                      16,400     50,020             0.0%
                  Maybank Kim Eng Securities Thailand PCL                              40,700     25,886             0.0%
                  MBK PCL                                                             251,000    108,846             0.0%
                  MC Group PCL                                                         19,800     10,590             0.0%
*                 MCOT PCL                                                            120,300     46,604             0.0%
                  MCS Steel PCL                                                        45,700     19,025             0.0%
                  Mega Lifesciences PCL                                                83,600     62,235             0.0%
                  Millcon Steel PCL                                                   409,800     19,430             0.0%
                  Minor International PCL                                             457,844    493,053             0.1%
                  MK Restaurants Group PCL                                             67,600    119,702             0.0%
                  Modernform Group PCL                                                 18,700      2,703             0.0%
                  Muangthai Leasing PCL Class F                                        11,700     10,147             0.0%
                  Namyong Terminal PCL                                                 65,100     28,042             0.0%
                  Nation Multimedia Group PCL                                         753,500     20,695             0.0%
*                 Polyplex Thailand PCL                                               144,500     61,409             0.0%
*                 Precious Shipping PCL                                               398,350    108,829             0.0%
                  Premier Marketing PCL                                               180,500     47,486             0.0%
                  Property Perfect PCL                                              1,875,500     49,883             0.0%
                  Pruksa Holding PCL                                                  439,500    285,885             0.0%
                  PTG Energy PCL                                                      312,500    204,178             0.0%
                  PTT Exploration & Production PCL                                    478,686  1,345,829             0.1%
                  PTT Global Chemical PCL                                             296,256    642,359             0.1%
                  PTT PCL(6420390)                                                    366,900  4,126,167             0.4%
                  PTT PCL(6420408)                                                     28,700    322,761             0.1%
                  Quality Houses PCL                                                2,578,813    190,858             0.0%
                  Raimon Land PCL                                                   1,142,800     43,941             0.0%
                  Ratchaburi Electricity Generating Holding PCL(6362771)               63,600     91,934             0.0%
                  Ratchaburi Electricity Generating Holding PCL(6294249)              117,800    170,280             0.0%
                  Ratchthani Leasing PCL                                              560,200     88,265             0.0%
*                 Regional Container Lines PCL                                        247,200     46,453             0.0%
                  Robinson Department Store PCL                                        55,500    100,282             0.0%
                  Rojana Industrial Park PCL                                          469,632     80,784             0.0%
*                 RS PCL                                                              248,200     65,656             0.0%
*                 Sahaviriya Steel Industries PCL                                   5,877,500      1,597             0.0%
                  Samart Corp. PCL                                                    276,800    118,434             0.0%
*                 Samart I-Mobile PCL                                               1,001,300     32,132             0.0%
                  Samart Telcoms PCL                                                  219,900     87,095             0.0%
                  Sansiri PCL                                                       3,567,433    216,583             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
THAILAND -- (Continued)
                  SC Asset Corp PCL                                                 1,048,696 $  106,719             0.0%
                  Siam Cement PCL (The)(6609906)                                        3,700     57,334             0.0%
                  Siam Cement PCL (The)(6609928)                                       72,450  1,122,671             0.1%
                  Siam City Cement PCL                                                 36,000    288,291             0.0%
                  Siam Commercial Bank PCL (The)                                      172,200    776,618             0.1%
                  Siam Future Development PCL                                         390,750     70,039             0.0%
                  Siam Global House PCL                                               280,905    132,372             0.0%
                  Siamgas & Petrochemicals PCL                                        245,200     90,736             0.0%
*                 Singha Estate PCL                                                   210,300     30,399             0.0%
                  Sino-Thai Engineering & Construction PCL                            161,842    113,696             0.0%
                  SNC Former PCL                                                       42,000     19,185             0.0%
                  Somboon Advance Technology PCL                                      131,150     60,286             0.0%
                  SPCG PCL                                                            254,100    152,798             0.0%
                  Sri Ayudhya Capital PCL                                              20,800     19,543             0.0%
                  Sri Trang Agro-Industry PCL                                         289,000    150,390             0.0%
                  Sriracha Construction PCL                                            60,500     36,031             0.0%
                  Srithai Superware PCL                                               898,400     53,504             0.0%
                  STP & I PCL                                                         390,680    109,558             0.0%
                  Supalai PCL                                                         352,100    250,409             0.0%
                  Susco PCL                                                            46,500      5,458             0.0%
                  SVI PCL                                                             571,785     91,743             0.0%
                  Symphony Communication PCL                                           15,816      5,350             0.0%
                  Syntec Construction PCL                                             273,200     35,542             0.0%
*                 Tata Steel Thailand PCL                                           1,019,200     28,581             0.0%
                  Thai Agro Energy PCL Class F                                         13,440      1,127             0.0%
*                 Thai Airways International PCL                                      483,500    239,024             0.0%
                  Thai Central Chemical PCL                                            23,300     31,828             0.0%
                  Thai Metal Trade PCL                                                 43,700     18,824             0.0%
                  Thai Oil PCL                                                        194,700    439,046             0.1%
                  Thai Reinsurance PCL                                                149,200      8,239             0.0%
                  Thai Stanley Electric PCL Class F                                    11,300     66,970             0.0%
                  Thai Union Group PCL Class F                                        419,432    258,280             0.0%
                  Thai Vegetable Oil PCL                                              217,500    229,510             0.0%
                  Thai Wah PCL Class F                                                 79,400     22,955             0.0%
                  Thai-German Ceramic Industry PCL                                    208,400     14,942             0.0%
                  Thaicom PCL                                                         263,300    138,539             0.0%
                  Thanachart Capital PCL                                              359,100    490,531             0.1%
                  Thitikorn PCL                                                        50,500     15,768             0.0%
                  Thoresen Thai Agencies PCL                                          353,256     93,446             0.0%
                  TICON Industrial Connection PCL Class F                             206,004     83,378             0.0%
                  Tipco Asphalt PCL                                                   109,300     78,997             0.0%
                  TIPCO Foods PCL                                                     101,900     45,367             0.0%
                  Tisco Financial Group PCL                                           113,000    249,097             0.0%
                  TMB Bank PCL                                                      5,826,100    384,027             0.1%
                  Total Access Communication PCL                                      451,100    541,216             0.1%
                  TPI Polene PCL                                                    3,651,000    246,989             0.0%
                  True Corp. PCL                                                    3,270,820    619,366             0.1%
                  TTCL PCL(BWY4Y10)                                                    78,710     38,911             0.0%
                  TTCL PCL(B5ML0D8)                                                    25,329     12,522             0.0%
                  TTW PCL                                                             634,500    192,606             0.0%
                  Union Mosaic Industry PCL (The) Class F                              67,500      6,635             0.0%
                  Unique Engineering & Construction PCL                               249,050    120,961             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
THAILAND -- (Continued)
                  Univanich Palm Oil PCL                                               37,000 $     7,434             0.0%
                  Univentures PCL                                                     443,000      89,010             0.0%
                  Vanachai Group PCL                                                  359,520     139,276             0.0%
                  VGI Global Media PCL                                              1,265,400     180,719             0.0%
                  Vinythai PCL                                                        159,500      94,529             0.0%
*                 WHA Corp. PCL                                                       866,300      78,641             0.0%
                  Workpoint Entertainment PCL                                          66,760     103,257             0.0%
                                                                                              ----------- ---------------
TOTAL THAILAND                                                                                 36,566,984             2.9%
                                                                                              ----------- ---------------
TURKEY -- (1.5%)
                  Adana Cimento Sanayii TAS Class A                                    40,598      79,661             0.0%
#*                Afyon Cimento Sanayi TAS                                             35,951      90,664             0.0%
                  Akbank TAS                                                          716,367   1,917,398             0.2%
                  Akcansa Cimento A.S.                                                 34,294     118,669             0.0%
#*                Akenerji Elektrik Uretim A.S.                                       134,047      33,963             0.0%
                  Aksa Akrilik Kimya Sanayii A.S.                                      63,556     189,836             0.0%
#*                Aksa Enerji Uretim A.S.                                             155,057     130,459             0.0%
*                 Aksigorta A.S.                                                       59,107      43,923             0.0%
                  Alarko Holding A.S.                                                  67,886     108,707             0.0%
                  Alkim Alkali Kimya A.S.                                               5,893      46,936             0.0%
                  Anadolu Anonim Turk Sigorta Sirketi                                 121,131      85,296             0.0%
*                 Anadolu Cam Sanayii A.S.                                             82,005      83,512             0.0%
#                 Anadolu Hayat Emeklilik A.S.                                         43,484      66,248             0.0%
                  Arcelik A.S.                                                         98,374     655,853             0.1%
                  Aygaz A.S.                                                           22,165      88,424             0.0%
#*                Bagfas Bandirma Gubre Fabrikalari A.S.                               20,348      61,622             0.0%
                  Baticim Bati Anadolu Cimento Sanayii A.S.                            18,986      35,233             0.0%
#*                Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.                  117,483     156,792             0.0%
                  BIM Birlesik Magazalar A.S.                                          59,149     966,185             0.1%
#                 Bolu Cimento Sanayii A.S.                                            50,000      86,845             0.0%
                  Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                       38,929     108,939             0.0%
*                 Boyner Perakende Ve Tekstil Yatirimlari A.S.                          2,373      31,950             0.0%
#                 Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                     35,621      68,761             0.0%
                  Bursa Cimento Fabrikasi A.S.                                         21,492      35,982             0.0%
                  Celebi Hava Servisi A.S.                                              1,714      11,018             0.0%
                  Cimsa Cimento Sanayi VE Ticaret A.S.                                 36,631     154,557             0.0%
                  Coca-Cola Icecek A.S.                                                31,548     320,883             0.0%
#*                Dogan Sirketler Grubu Holding A.S.                                  634,356     132,056             0.0%
#*                Dogus Otomotiv Servis ve Ticaret A.S.                                15,192      38,904             0.0%
                  Eczacibasi Yatirim Holding Ortakligi A.S.                            14,833      43,125             0.0%
#                 EGE Endustri VE Ticaret A.S.                                          1,284      91,462             0.0%
                  EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve
                    Ticaret A.S.                                                      130,141     155,338             0.0%
                  Enka Insaat ve Sanayi A.S.                                           85,780     131,820             0.0%
                  Eregli Demir ve Celik Fabrikalari TAS                               373,272     683,762             0.1%
#*                Fenerbahce Futbol A.S.                                                8,101      81,154             0.0%
                  Ford Otomotiv Sanayi A.S.                                            25,419     282,523             0.0%
#*                Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.                   2,187      14,890             0.0%
#                 Global Yatirim Holding A.S.                                         108,773      90,052             0.0%
#                 Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                  4,855     107,829             0.0%
                  Goodyear Lastikleri TAS                                              85,546     104,312             0.0%
*                 Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                       39,547      25,609             0.0%
#                 GSD Holding A.S.                                                    225,737      38,153             0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                    SHARES     VALUE++     OF NET ASSETS**
                                                                                    ------- -------------- ---------------
TURKEY -- (Continued)
#                 Gubre Fabrikalari TAS                                              50,500 $       69,373             0.0%
                  Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.    14,773         41,416             0.0%
#*                Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S .             37,047         19,937             0.0%
*                 Is Finansal Kiralama A.S.                                         210,100         67,988             0.0%
*                 Izmir Demir Celik Sanayi A.S.                                      60,947         54,189             0.0%
*                 Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A       147,030         64,133             0.0%
*                 Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B        57,973         25,613             0.0%
#*                Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D       515,436        191,430             0.0%
#*                Karsan Otomotiv Sanayii Ve Ticaret A.S.                           121,731         39,748             0.0%
#*                Kartonsan Karton Sanayi ve Ticaret A.S.                               381         30,924             0.0%
                  KOC Holding A.S.                                                  133,367        626,795             0.1%
#                 Konya Cimento Sanayii A.S.                                            353         28,621             0.0%
#*                Koza Altin Isletmeleri A.S.                                        30,583        166,202             0.0%
                  Mardin Cimento Sanayii ve Ticaret A.S.                             29,074         36,505             0.0%
#*                Metro Ticari ve Mali Yatirimlar Holding A.S.                       47,720         16,119             0.0%
*                 Migros Ticaret A.S.                                                24,636        168,699             0.0%
#*                Netas Telekomunikasyon A.S.                                        27,362         81,876             0.0%
                  Nuh Cimento Sanayi A.S.                                            29,066         87,716             0.0%
*                 Pegasus Hava Tasimaciligi A.S.                                     13,626         61,145             0.0%
                  Petkim Petrokimya Holding A.S.                                    341,334        471,740             0.1%
                  Pinar Entegre Et ve Un Sanayi A.S.                                  5,800         16,995             0.0%
                  Pinar SUT Mamulleri Sanayii A.S.                                    4,613         19,867             0.0%
                  Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                46,672         49,807             0.0%
*                 Sekerbank TAS                                                     198,799         67,160             0.0%
                  Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                          93,926         95,745             0.0%
                  Soda Sanayii A.S.                                                 184,189        332,290             0.0%
                  Tat Gida Sanayi A.S.                                               22,155         41,654             0.0%
                  TAV Havalimanlari Holding A.S.                                     84,474        351,832             0.0%
                  Tekfen Holding A.S.                                               100,935        260,151             0.0%
                  Tofas Turk Otomobil Fabrikasi A.S.                                 49,304        410,525             0.1%
                  Trakya Cam Sanayii A.S.                                           221,832        214,827             0.0%
#*                Tumosan Motor ve Traktor Sanayi A.S.                               15,308         33,358             0.0%
                  Tupras Turkiye Petrol Rafinerileri A.S.                            46,549      1,172,558             0.1%
#                 Turcas Petrol A.S.                                                 85,228         48,915             0.0%
#                 Turk Telekomunikasyon A.S.                                         81,035        145,497             0.0%
                  Turk Traktor ve Ziraat Makineleri A.S.                              8,283        181,807             0.0%
*                 Turkcell Iletisim Hizmetleri A.S.                                 165,191        577,960             0.1%
*                 Turkcell Iletisim Hizmetleri A.S. ADR                              24,748        216,545             0.0%
                  Turkiye Garanti Bankasi A.S.                                      516,854      1,395,223             0.1%
                  Turkiye Halk Bankasi A.S.                                         236,840        785,237             0.1%
                  Turkiye Is Bankasi Class C                                        453,466        894,930             0.1%
                  Turkiye Sinai Kalkinma Bankasi A.S.                               574,026        243,827             0.0%
#                 Turkiye Sise ve Cam Fabrikalari A.S.                              431,786        542,033             0.1%
#                 Turkiye Vakiflar Bankasi TAO Class D                              389,774        665,828             0.1%
                  Ulker Biskuvi Sanayi A.S.                                          63,906        363,004             0.1%
*                 Vestel Elektronik Sanayi ve Ticaret A.S.                           51,055        104,675             0.0%
*                 Yapi ve Kredi Bankasi A.S.                                        150,093        182,072             0.0%
#*                Zorlu Enerji Elektrik Uretim A.S.                                 287,337         93,787             0.0%
                                                                                            -------------- ---------------
TOTAL TURKEY                                                                                    19,657,583             1.6%
                                                                                            -------------- ---------------
TOTAL COMMON STOCKS                                                                          1,208,855,409            96.8%
                                                                                            -------------- ---------------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
PREFERRED STOCKS -- (2.8%)
BRAZIL -- (2.6%)
                  AES Tiete Energia SA                                                  486 $       413             0.0%
                  Alpargatas SA                                                     107,608     450,900             0.1%
                  Banco ABC Brasil SA                                                42,894     240,819             0.0%
                  Banco Bradesco SA                                                 609,996   6,420,808             0.5%
                  Banco Bradesco SA ADR                                             119,410   1,259,776             0.1%
                  Banco do Estado do Rio Grande do Sul SA Class B                   116,719     522,543             0.1%
*                 Banco Pan SA                                                       92,332      54,689             0.0%
                  Banco Pine SA                                                       6,310       7,256             0.0%
                  Braskem SA Class A                                                  5,600      60,233             0.0%
*                 Centrais Eletricas Brasileiras SA Class B                          55,500     400,419             0.0%
                  Centrais Eletricas Santa Catarina                                   6,450      36,354             0.0%
                  Cia Brasileira de Distribuicao                                     49,214   1,112,492             0.1%
                  Cia de Gas de Sao Paulo - COMGAS Class A                           13,470     203,702             0.0%
                  Cia de Saneamento do Parana                                       116,700     377,964             0.0%
                  Cia de Transmissao de Energia Eletrica Paulista                    20,235     395,258             0.0%
                  Cia Energetica de Minas Gerais                                    382,303   1,069,563             0.1%
                  Cia Energetica de Sao Paulo Class B                               106,400     606,745             0.1%
                  Cia Energetica do Ceara Class A                                     6,282      92,962             0.0%
                  Cia Ferro Ligas da Bahia - FERBASA                                 24,100      81,927             0.0%
                  Cia Paranaense de Energia                                          48,868     449,104             0.0%
                  Eletropaulo Metropolitana Eletricidade de Sao Paulo SA             62,595     296,602             0.0%
                  Eucatex SA Industria e Comercio                                     6,800       7,413             0.0%
                  Gerdau SA                                                          96,847     299,019             0.0%
                  Itau Unibanco Holding SA                                          805,367   9,961,629             0.8%
                  Lojas Americanas SA                                               257,135   1,364,236             0.1%
                  Marcopolo SA                                                      285,006     215,502             0.0%
*                 Petroleo Brasileiro SA                                            187,751     826,352             0.1%
*                 Petroleo Brasileiro SA Sponsored ADR                              176,992   1,545,140             0.1%
*                 Randon SA Implementos e Participacoes                             106,526     157,739             0.0%
                  Suzano Papel e Celulose SA Class A                                167,008     705,590             0.1%
                  Telefonica Brasil SA                                               74,769   1,113,979             0.1%
*                 Usinas Siderurgicas de Minas Gerais SA Class A                    274,260     368,094             0.0%
                  Vale SA                                                           148,787   1,230,966             0.1%
                  Vale SA Sponsored ADR                                             227,896   1,871,026             0.2%
                                                                                            ----------- ---------------
TOTAL BRAZIL                                                                                 33,807,214             2.7%
                                                                                            ----------- ---------------
CHILE -- (0.1%)
                  Coca-Cola Embonor SA Class B                                       22,331      55,882             0.0%
                  Embotelladora Andina SA Class B                                    65,586     271,703             0.0%
                                                                                            ----------- ---------------
TOTAL CHILE                                                                                     327,585             0.0%
                                                                                            ----------- ---------------
COLOMBIA -- (0.1%)
                  Avianca Holdings SA                                               210,488     190,312             0.0%
                  Banco Davivienda SA                                                39,990     421,377             0.1%
                  Bancolombia SA                                                     16,100     157,169             0.0%
                  Grupo Argos SA                                                      5,909      38,362             0.0%
                  Grupo Aval Acciones y Valores SA                                  537,790     212,959             0.0%
                  Grupo de Inversiones Suramericana SA                               15,103     193,331             0.0%
                                                                                            ----------- ---------------
TOTAL COLOMBIA                                                                                1,213,510             0.1%
                                                                                            ----------- ---------------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                     SHARES      VALUE++     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
INDIA -- (0.0%)
                  UPL, Ltd., 5.000%                                                    41,430 $        7,728             0.0%
                  Vedanta, Ltd.                                                     8,797,120         82,392             0.0%
                                                                                              -------------- ---------------
TOTAL INDIA                                                                                           90,120             0.0%
                                                                                              -------------- ---------------
TOTAL PREFERRED STOCKS                                                                            35,438,429             2.8%
                                                                                              -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*                 Cia de Gas de Sao Paulo - COMGAS Rights 5/26/17                         288            144             0.0%
                                                                                              -------------- ---------------
CHINA -- (0.0%)
*                 Bank of Comm Ass Ent Rights 5/31/17                                   1,911             --             0.0%
                                                                                              -------------- ---------------
INDONESIA -- (0.0%)
*                 Sentul City Rights 4/13/17                                        9,157,080             --             0.0%
                                                                                              -------------- ---------------
MALAYSIA -- (0.0%)
*                 Land & General Bhd Rights 5/2/17                                  1,012,640         11,664             0.0%
*                 MKH Bhd Rights 5/19/17                                               15,385         19,244             0.0%
                                                                                              -------------- ---------------
TOTAL MALAYSIA                                                                                        30,908             0.0%
                                                                                              -------------- ---------------
PHILIPPINES -- (0.0%)
*                 China Banking Corp. Rights 5/5/17                                    32,524          2,799             0.0%
                                                                                              -------------- ---------------
POLAND -- (0.0%)
*                 Hawe SA Rights                                                       30,550             --             0.0%
                                                                                              -------------- ---------------
SOUTH KOREA -- (0.0%)
#*                CrucialTec Co., Ltd. Rights 6/2/17                                    3,250          2,942             0.0%
                                                                                              -------------- ---------------
TAIWAN -- (0.0%)
*                 E.Sun Finianical Holding Co. Rights 5/2/17                          120,211         12,949             0.0%
*                 First Steamship Rights 5/8/17                                       127,641          1,058             0.0%
                                                                                              -------------- ---------------
TOTAL TAIWAN                                                                                          14,007             0.0%
                                                                                              -------------- ---------------
THAILAND -- (0.0%)
*                 RS W3 Warrants 4/17/19                                               49,640             --             0.0%
*                 SCCC Rights 5/15/17                                                  10,643          8,308             0.0%
                                                                                              -------------- ---------------
TOTAL THAILAND                                                                                         8,308             0.0%
                                                                                              -------------- ---------------
TOTAL RIGHTS/WARRANTS                                                                                 59,108             0.0%
                                                                                              -------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                    1,244,352,946
                                                                                              --------------

                                                                                                 VALUE+
                                                                                              --------------
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@              DFA Short Term Investment Fund                                    3,930,907     45,492,382             3.6%
                                                                                              -------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,093,712,255)                                           $1,289,845,328           103.2%
                                                                                              ============== ===============

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3       TOTAL
                               ------------ ------------ ---------- --------------
Common Stocks
   Brazil                      $ 67,766,820           --         -- $   67,766,820
   Chile                          7,572,409 $ 12,647,347         --     20,219,756
   China                         35,771,294  166,724,324         --    202,495,618
   Colombia                       5,721,049           --         --      5,721,049
   Czech Republic                        --    2,167,333         --      2,167,333
   Egypt                                 --    1,145,907         --      1,145,907
   Greece                                --    2,966,749         --      2,966,749
   Hong Kong                             --       20,277         --         20,277
   Hungary                               --    4,342,386         --      4,342,386
   India                          2,671,565  148,201,118         --    150,872,683
   Indonesia                      2,965,352   37,318,085         --     40,283,437
   Malaysia                              --   40,279,487         --     40,279,487
   Mexico                        60,487,482           --         --     60,487,482
   Peru                           2,758,866           --         --      2,758,866
   Philippines                      402,825   18,063,849         --     18,466,674
   Poland                                --   26,040,298         --     26,040,298
   Russia                         2,019,596   14,581,944         --     16,601,540
   South Africa                  11,151,251   82,296,965         --     93,448,216
   South Korea                    6,749,455  191,472,835         --    198,222,290
   Taiwan                        19,599,715  178,724,259         --    198,323,974
   Thailand                      36,542,079       24,905         --     36,566,984
   Turkey                           216,545   19,441,038         --     19,657,583
Preferred Stocks
   Brazil                        33,807,214           --         --     33,807,214
   Chile                                 --      327,585         --        327,585
   Colombia                       1,213,510           --         --      1,213,510
   India                              7,728       82,392         --         90,120
Rights/Warrants
   Brazil                                --          144         --            144
   Malaysia                              --       30,908         --         30,908
   Philippines                           --        2,799         --          2,799
   South Korea                           --        2,942         --          2,942
   Taiwan                                --       14,007         --         14,007
   Thailand                              --        8,308         --          8,308
Securities Lending Collateral            --   45,492,382         --     45,492,382
                               ------------ ------------ ---------- --------------
TOTAL                          $297,424,755 $992,420,573         -- $1,289,845,328
                               ============ ============ ========== ==============

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
COMMON STOCKS -- (94.5%)
Consumer Discretionary -- (12.7%)
*                 1-800-Flowers.com, Inc. Class A                                    3,914 $    42,076             0.0%
                  Aaron's, Inc.                                                      7,750     278,535             0.0%
#                 Abercrombie & Fitch Co. Class A                                    8,850     106,111             0.0%
                  Adient P.L.C.                                                     11,140     819,458             0.0%
                  Advance Auto Parts, Inc.                                           8,825   1,254,385             0.1%
*                 Amazon.com, Inc.                                                  52,271  48,350,152             1.6%
                  AMC Entertainment Holdings, Inc. Class A                           6,137     185,951             0.0%
*                 AMC Networks, Inc. Class A                                         7,581     452,434             0.0%
*                 America's Car-Mart, Inc.                                           1,100      41,030             0.0%
*                 American Axle & Manufacturing Holdings, Inc.                       7,772     136,709             0.0%
#                 American Eagle Outfitters, Inc.                                   21,200     298,708             0.0%
#*                American Outdoor Brands Corp.                                      5,464     121,028             0.0%
*                 American Public Education, Inc.                                    2,200      48,620             0.0%
                  Aramark                                                           27,135     990,970             0.0%
*                 Asbury Automotive Group, Inc.                                      2,900     177,480             0.0%
#*                Ascena Retail Group, Inc.                                         21,519      84,139             0.0%
*                 Ascent Capital Group, Inc. Class A                                 1,135      14,539             0.0%
#                 Autoliv, Inc.                                                     10,546   1,056,604             0.1%
#*                AutoNation, Inc.                                                   8,573     360,066             0.0%
*                 AutoZone, Inc.                                                     3,800   2,630,322             0.1%
#*                AV Homes, Inc.                                                     1,000      17,550             0.0%
*                 Barnes & Noble Education, Inc.                                     4,113      42,816             0.0%
                  Barnes & Noble, Inc.                                               6,422      54,908             0.0%
                  Bassett Furniture Industries, Inc.                                   306       9,195             0.0%
                  Beasley Broadcast Group, Inc. Class A                                325       4,274             0.0%
*                 Beazer Homes USA, Inc.                                               779       9,667             0.0%
#                 Bed Bath & Beyond, Inc.                                           19,404     751,905             0.0%
*                 Belmond, Ltd. Class A                                             12,057     149,507             0.0%
                  Best Buy Co., Inc.                                                38,220   1,980,178             0.1%
#                 Big 5 Sporting Goods Corp.                                         2,146      33,048             0.0%
#                 Big Lots, Inc.                                                     5,898     297,790             0.0%
*                 Biglari Holdings, Inc.                                                 7       2,986             0.0%
*                 BJ's Restaurants, Inc.                                             3,098     139,720             0.0%
                  Bloomin' Brands, Inc.                                             16,722     362,700             0.0%
                  Bob Evans Farms, Inc.                                              3,500     233,590             0.0%
*                 Bojangles', Inc.                                                   2,682      58,870             0.0%
                  BorgWarner, Inc.                                                  25,687   1,086,046             0.1%
#*                Boyd Gaming Corp.                                                  5,900     133,812             0.0%
*                 Bravo Brio Restaurant Group, Inc.                                  1,543       7,484             0.0%
*                 Bridgepoint Education, Inc.                                        1,683      20,533             0.0%
*                 Bright Horizons Family Solutions, Inc.                             6,000     456,720             0.0%
#                 Brinker International, Inc.                                        6,676     295,012             0.0%
                  Brunswick Corp.                                                   12,048     683,724             0.0%
#                 Buckle, Inc. (The)                                                 3,112      58,194             0.0%
*                 Buffalo Wild Wings, Inc.                                           2,300     362,365             0.0%
*                 Build-A-Bear Workshop, Inc.                                        2,400      24,960             0.0%
*                 Burlington Stores, Inc.                                            9,700     959,524             0.0%
*                 Cabela's, Inc.                                                     6,319     345,017             0.0%
#                 Cable One, Inc.                                                      700     477,302             0.0%
#                 CalAtlantic Group, Inc.                                            9,544     345,684             0.0%
                  Caleres, Inc.                                                      5,187     149,489             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Consumer Discretionary -- (Continued)
                  Callaway Golf Co.                                                 13,384 $   158,600             0.0%
*                 Cambium Learning Group, Inc.                                      11,314      55,099             0.0%
                  Capella Education Co.                                              1,400     133,420             0.0%
*                 Career Education Corp.                                             6,800      69,020             0.0%
*                 CarMax, Inc.                                                      24,738   1,447,173             0.1%
                  Carnival Corp.                                                    46,270   2,858,098             0.1%
#                 Carriage Services, Inc.                                            2,167      59,267             0.0%
*                 Carrols Restaurant Group, Inc.                                     4,867      68,138             0.0%
                  Carter's, Inc.                                                     6,764     622,559             0.0%
                  Cato Corp. (The) Class A                                           2,761      62,288             0.0%
*                 Cavco Industries, Inc.                                             1,157     137,394             0.0%
                  CBS Corp. Class A                                                  5,128     344,858             0.0%
                  CBS Corp. Class B                                                 48,376   3,219,907             0.1%
#*                Central European Media Enterprises, Ltd. Class A                     524       2,148             0.0%
*                 Charter Communications, Inc. Class A                              27,635   9,538,497             0.3%
#                 Cheesecake Factory, Inc. (The)                                     6,350     407,416             0.0%
*                 Cherokee, Inc.                                                       542       4,661             0.0%
                  Chico's FAS, Inc.                                                 18,000     248,760             0.0%
#                 Children's Place, Inc. (The)                                       2,340     268,632             0.0%
#*                Chipotle Mexican Grill, Inc.                                       3,774   1,790,650             0.1%
                  Choice Hotels International, Inc.                                  5,483     343,784             0.0%
*                 Christopher & Banks Corp.                                            817       1,005             0.0%
                  Churchill Downs, Inc.                                              1,444     240,859             0.0%
*                 Chuy's Holdings, Inc.                                              2,100      62,580             0.0%
                  Cinemark Holdings, Inc.                                           13,622     588,470             0.0%
                  Citi Trends, Inc.                                                  1,200      22,548             0.0%
                  Clear Channel Outdoor Holdings, Inc. Class A                       3,850      19,828             0.0%
                  ClubCorp Holdings, Inc.                                            9,017     121,279             0.0%
                  Coach, Inc.                                                       34,017   1,339,930             0.1%
                  Collectors Universe, Inc.                                            600      16,386             0.0%
                  Columbia Sportswear Co.                                            3,554     201,227             0.0%
                  Comcast Corp. Class A                                            611,369  23,959,551             0.8%
#*                Conn's, Inc.                                                       2,882      50,723             0.0%
#                 Cooper Tire & Rubber Co.                                           6,429     246,231             0.0%
*                 Cooper-Standard Holdings, Inc.                                     1,504     170,057             0.0%
                  Core-Mark Holding Co., Inc.                                        6,545     229,206             0.0%
#                 Cracker Barrel Old Country Store, Inc.                             2,416     387,019             0.0%
*                 Crocs, Inc.                                                        9,700      60,431             0.0%
                  CSS Industries, Inc.                                               1,250      32,950             0.0%
                  CST Brands, Inc.                                                   9,481     457,837             0.0%
                  Culp, Inc.                                                         1,492      47,893             0.0%
                  Dana, Inc.                                                        18,876     366,572             0.0%
                  Darden Restaurants, Inc.                                          15,362   1,308,689             0.1%
*                 Dave & Buster's Entertainment, Inc.                                3,945     252,519             0.0%
*                 Deckers Outdoor Corp.                                              4,300     256,237             0.0%
#*                Del Frisco's Restaurant Group, Inc.                                1,881      32,353             0.0%
                  Delphi Automotive P.L.C.                                          35,433   2,848,813             0.1%
*                 Denny's Corp.                                                     13,180     167,386             0.0%
#*                Destination XL Group, Inc.                                         4,200      10,710             0.0%
                  DeVry Education Group, Inc.                                        6,805     257,569             0.0%
                  Dick's Sporting Goods, Inc.                                       12,139     613,626             0.0%
#                 Dillard's, Inc. Class A                                            3,453     191,193             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Consumer Discretionary -- (Continued)
                  DineEquity, Inc.                                                    2,200 $  124,388             0.0%
#*                Discovery Communications, Inc. Class A                             18,981    546,273             0.0%
#*                Discovery Communications, Inc. Class C                             31,398    878,516             0.0%
*                 DISH Network Corp. Class A                                         28,758  1,853,166             0.1%
                  Dollar General Corp.                                               35,686  2,594,729             0.1%
*                 Dollar Tree, Inc.                                                  28,996  2,399,999             0.1%
                  Domino's Pizza, Inc.                                                6,346  1,151,101             0.1%
#*                Dorman Products, Inc.                                               4,878    405,606             0.0%
                  DR Horton, Inc.                                                    39,832  1,310,074             0.1%
                  DSW, Inc. Class A                                                   9,116    187,972             0.0%
#                 Dunkin' Brands Group, Inc.                                         11,985    669,482             0.0%
                  Entercom Communications Corp. Class A                               2,510     31,752             0.0%
                  Entravision Communications Corp. Class A                            7,308     45,310             0.0%
#                 Ethan Allen Interiors, Inc.                                         2,900     86,420             0.0%
#*                Etsy, Inc.                                                          5,860     63,054             0.0%
#*                EW Scripps Co. (The) Class A                                        5,927    132,054             0.0%
                  Expedia, Inc.                                                      16,124  2,156,101             0.1%
*                 Express, Inc.                                                       8,200     70,766             0.0%
*                 Famous Dave's of America, Inc.                                      1,098      4,392             0.0%
*                 Fiesta Restaurant Group, Inc.                                       2,996     72,953             0.0%
                  Finish Line, Inc. (The) Class A                                     5,300     83,793             0.0%
#*                Five Below, Inc.                                                    7,221    354,696             0.0%
                  Flexsteel Industries, Inc.                                            300     15,936             0.0%
                  Foot Locker, Inc.                                                  16,311  1,261,493             0.1%
                  Ford Motor Co.                                                    471,202  5,404,687             0.2%
#*                Fossil Group, Inc.                                                  5,703     98,377             0.0%
*                 Fox Factory Holding Corp.                                           4,104    123,325             0.0%
*                 Francesca's Holdings Corp.                                          5,163     81,472             0.0%
#                 Fred's, Inc. Class A                                                3,670     54,022             0.0%
*                 FTD Cos., Inc.                                                      3,370     67,400             0.0%
#*                G-III Apparel Group, Ltd.                                           4,400    104,280             0.0%
#                 GameStop Corp. Class A                                             12,940    293,609             0.0%
                  Gaming Partners International Corp.                                   800      7,968             0.0%
                  Gannett Co., Inc.                                                  11,949     99,894             0.0%
#                 Gap, Inc. (The)                                                    27,680    725,216             0.0%
#                 Garmin, Ltd.                                                       12,906    656,141             0.0%
                  General Motors Co.                                                175,465  6,078,108             0.2%
*                 Genesco, Inc.                                                       2,400    127,920             0.0%
                  Gentex Corp.                                                       39,490    815,468             0.0%
*                 Gentherm, Inc.                                                      4,803    178,431             0.0%
                  Genuine Parts Co.                                                  18,417  1,694,732             0.1%
#                 GNC Holdings, Inc. Class A                                         10,132     78,827             0.0%
                  Goodyear Tire & Rubber Co. (The)                                   31,675  1,147,585             0.1%
#*                GoPro, Inc. Class A                                                 8,418     69,448             0.0%
                  Graham Holdings Co. Class B                                           608    365,834             0.0%
*                 Grand Canyon Education, Inc.                                        6,336    476,214             0.0%
*                 Gray Television, Inc.                                               8,032    117,669             0.0%
                  Group 1 Automotive, Inc.                                            2,780    191,681             0.0%
#                 Guess?, Inc.                                                        6,590     73,544             0.0%
#                 H&R Block, Inc.                                                    27,092    671,611             0.0%
#                 Hanesbrands, Inc.                                                  46,000  1,003,260             0.1%
#                 Harley-Davidson, Inc.                                              24,000  1,363,440             0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*                 Harte-Hanks, Inc.                                                  3,368 $     4,580             0.0%
                  Hasbro, Inc.                                                      13,323   1,320,443             0.1%
                  Haverty Furniture Cos., Inc.                                       1,700      41,905             0.0%
*                 Helen of Troy, Ltd.                                                3,400     319,600             0.0%
#*                Hibbett Sports, Inc.                                               2,888      75,088             0.0%
*                 Hilton Grand Vacations, Inc.                                       6,760     226,257             0.0%
                  Hilton Worldwide Holdings, Inc.                                   35,085   2,068,962             0.1%
                  Home Depot, Inc. (The)                                           157,438  24,576,072             0.8%
                  Hooker Furniture Corp.                                             1,300      56,485             0.0%
*                 Horizon Global Corp.                                               3,471      48,906             0.0%
*                 Houghton Mifflin Harcourt Co.                                     15,145     174,167             0.0%
                  HSN, Inc.                                                          4,220     155,718             0.0%
*                 Hyatt Hotels Corp. Class A                                         3,393     188,311             0.0%
#*                Iconix Brand Group, Inc.                                           7,198      50,386             0.0%
                  ILG, Inc.                                                         13,528     326,160             0.0%
#*                IMAX Corp.                                                         5,716     174,338             0.0%
*                 Installed Building Products, Inc.                                  3,123     166,612             0.0%
                  International Game Technology P.L.C.                               7,805     173,271             0.0%
                  International Speedway Corp. Class A                               2,719     100,875             0.0%
                  Interpublic Group of Cos., Inc. (The)                             49,816   1,174,163             0.1%
#*                iRobot Corp.                                                       3,667     292,407             0.0%
*                 Isle of Capri Casinos, Inc.                                        3,400      78,404             0.0%
*                 J Alexander's Holdings, Inc.                                       1,458      16,038             0.0%
                  Jack in the Box, Inc.                                              4,400     448,668             0.0%
#*                JAKKS Pacific, Inc.                                                2,151      10,540             0.0%
#*                JC Penney Co., Inc.                                               34,278     184,416             0.0%
                  John Wiley & Sons, Inc. Class A                                    5,420     285,634             0.0%
                  Johnson Outdoors, Inc. Class A                                     1,187      43,112             0.0%
*                 K12, Inc.                                                          3,115      58,718             0.0%
#*                Kate Spade & Co.                                                  14,485     252,039             0.0%
#                 KB Home                                                            8,900     183,340             0.0%
*                 Kirkland's, Inc.                                                   1,502      17,664             0.0%
#                 Kohl's Corp.                                                      23,760     927,353             0.0%
#*                Kona Grill, Inc.                                                   1,120       6,384             0.0%
#                 L Brands, Inc.                                                    29,943   1,581,290             0.1%
*                 La Quinta Holdings, Inc.                                           8,545     120,570             0.0%
                  La-Z-Boy, Inc.                                                     6,000     167,400             0.0%
*                 Lakeland Industries, Inc.                                          1,000      10,650             0.0%
#*                Lands' End, Inc.                                                   1,303      30,751             0.0%
                  Las Vegas Sands Corp.                                             55,232   3,258,136             0.1%
                  LCI Industries                                                     2,871     290,402             0.0%
                  Lear Corp.                                                         9,400   1,341,004             0.1%
#                 Leggett & Platt, Inc.                                             16,377     860,448             0.0%
                  Lennar Corp. Class A                                              22,716   1,147,158             0.1%
                  Lennar Corp. Class B                                               1,241      52,879             0.0%
                  Libbey, Inc.                                                       2,200      23,100             0.0%
*                 Liberty Broadband Corp. Class A                                    3,194     287,236             0.0%
*                 Liberty Broadband Corp. Class C                                   14,388   1,311,610             0.1%
*                 Liberty Expedia Holdings, Inc. Class A                             5,824     281,357             0.0%
*                 Liberty Interactive Corp., QVC Group Class A                      55,690   1,179,514             0.1%
*                 Liberty Media Corp.-Liberty Braves Class A                         1,077      26,742             0.0%
*                 Liberty Media Corp.-Liberty Braves Class B                            20         518             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*                 Liberty Media Corp.-Liberty Braves Class C                         2,265 $    55,538             0.0%
#*                Liberty Media Corp.-Liberty Formula One Class A                    2,694      91,354             0.0%
#*                Liberty Media Corp.-Liberty Formula One Class C                    5,664     198,353             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class A                      10,779     410,680             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class B                         200       7,794             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class C                      22,658     860,777             0.0%
*                 Liberty TripAdvisor Holdings, Inc. Class A                         6,644      97,667             0.0%
*                 Liberty Ventures Series A                                          8,736     470,434             0.0%
                  Lifetime Brands, Inc.                                                300       5,760             0.0%
#                 Lions Gate Entertainment Corp. Class A                             6,097     159,558             0.0%
#*                Lions Gate Entertainment Corp. Class B                            13,882     331,086             0.0%
#                 Lithia Motors, Inc. Class A                                        2,987     285,408             0.0%
*                 Live Nation Entertainment, Inc.                                   19,237     618,662             0.0%
*                 LKQ Corp.                                                         37,147   1,160,472             0.1%
                  Lowe's Cos., Inc.                                                108,839   9,238,254             0.3%
*                 Luby's, Inc.                                                       1,849       5,436             0.0%
*                 Lululemon Athletica, Inc.                                         12,630     656,760             0.0%
#*                Lumber Liquidators Holdings, Inc.                                  2,649      65,033             0.0%
*                 M/I Homes, Inc.                                                    2,750      74,690             0.0%
                  Macy's, Inc.                                                      38,835   1,134,759             0.1%
*                 Madison Square Garden Co. (The) Class A                            2,400     484,248             0.0%
                  Marcus Corp. (The)                                                 2,400      81,120             0.0%
                  Marine Products Corp.                                              1,049      12,546             0.0%
*                 MarineMax, Inc.                                                    4,119      83,822             0.0%
                  Marriott International, Inc. Class A                              42,400   4,003,408             0.1%
                  Marriott Vacations Worldwide Corp.                                 2,389     263,220             0.0%
#                 Mattel, Inc.                                                      40,965     918,435             0.0%
#*                McClatchy Co. (The) Class A                                          430       4,635             0.0%
                  McDonald's Corp.                                                 107,190  14,999,097             0.5%
                  MDC Holdings, Inc.                                                 4,667     144,724             0.0%
(degree)          Media General, Inc.                                                3,778       7,178             0.0%
#                 Meredith Corp.                                                     4,576     267,925             0.0%
*                 Meritage Homes Corp.                                               3,700     144,115             0.0%
                  MGM Resorts International                                         54,564   1,675,660             0.1%
*                 Michael Kors Holdings, Ltd.                                       22,453     838,170             0.0%
#*                Michaels Cos., Inc. (The)                                         12,966     302,886             0.0%
*                 Modine Manufacturing Co.                                           3,907      47,275             0.0%
*                 Mohawk Industries, Inc.                                            7,508   1,762,803             0.1%
*                 Monarch Casino & Resort, Inc.                                      1,845      54,372             0.0%
#                 Monro Muffler Brake, Inc.                                          3,878     201,074             0.0%
*                 Motorcar Parts of America, Inc.                                    2,528      76,649             0.0%
                  Movado Group, Inc.                                                 2,362      55,271             0.0%
*                 MSG Networks, Inc. Class A                                         7,200     179,640             0.0%
#*                Murphy USA, Inc.                                                   4,848     337,275             0.0%
#                 NACCO Industries, Inc. Class A                                       287      24,295             0.0%
*                 Nathan's Famous, Inc.                                                509      34,714             0.0%
                  National CineMedia, Inc.                                           6,419      76,194             0.0%
#*                Nautilus, Inc.                                                     4,149      75,512             0.0%
*                 Netflix, Inc.                                                     56,143   8,544,965             0.3%
*                 New York & Co., Inc.                                               5,059       8,449             0.0%
                  New York Times Co. (The) Class A                                  14,000     202,300             0.0%
                  Newell Brands, Inc.                                               53,725   2,564,831             0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Consumer Discretionary -- (Continued)
                  News Corp. Class A                                                47,212 $   600,537             0.0%
                  News Corp. Class B                                                12,426     161,538             0.0%
                  Nexstar Media Group, Inc.                                          5,522     381,018             0.0%
#                 NIKE, Inc. Class B                                               169,547   9,394,599             0.3%
#                 Nordstrom, Inc.                                                   15,210     734,187             0.0%
*                 Norwegian Cruise Line Holdings, Ltd.                              18,543   1,000,024             0.0%
                  Nutrisystem, Inc.                                                  3,050     163,022             0.0%
*                 NVR, Inc.                                                            500   1,055,625             0.1%
*                 O'Reilly Automotive, Inc.                                         12,230   3,034,874             0.1%
                  Office Depot, Inc.                                                52,875     262,789             0.0%
#*                Ollie's Bargain Outlet Holdings, Inc.                              3,241     124,130             0.0%
                  Omnicom Group, Inc.                                               30,860   2,534,223             0.1%
*                 Overstock.com, Inc.                                                1,830      31,751             0.0%
                  Oxford Industries, Inc.                                            1,382      80,128             0.0%
#*                Panera Bread Co. Class A                                           3,075     961,491             0.0%
#                 Papa John's International, Inc.                                    3,800     300,428             0.0%
*                 Penn National Gaming, Inc.                                         6,827     126,163             0.0%
                  Penske Automotive Group, Inc.                                      4,700     224,237             0.0%
*                 Perry Ellis International, Inc.                                      969      19,884             0.0%
                  PetMed Express, Inc.                                               2,200      50,820             0.0%
                  Pier 1 Imports, Inc.                                              10,500      70,770             0.0%
*                 Pinnacle Entertainment, Inc.                                       5,500     113,135             0.0%
#                 Planet Fitness, Inc. Class A                                       4,653      96,782             0.0%
#                 Polaris Industries, Inc.                                           6,994     596,308             0.0%
                  Pool Corp.                                                         5,100     610,062             0.0%
*                 Priceline Group, Inc. (The)                                        6,433  11,880,593             0.4%
                  PulteGroup, Inc.                                                  36,663     831,150             0.0%
                  PVH Corp.                                                          9,783     988,376             0.0%
#                 Ralph Lauren Corp.                                                 6,732     543,407             0.0%
                  RCI Hospitality Holdings, Inc.                                     1,000      16,640             0.0%
*                 Red Lion Hotels Corp.                                              2,034      13,221             0.0%
#*                Red Robin Gourmet Burgers, Inc.                                    1,300      76,375             0.0%
#                 Regal Entertainment Group Class A                                 13,773     303,970             0.0%
*                 Regis Corp.                                                        4,556      49,706             0.0%
#                 Rent-A-Center, Inc.                                                6,145      65,690             0.0%
#*                RH                                                                 4,568     219,127             0.0%
                  Rocky Brands, Inc.                                                   231       3,280             0.0%
                  Ross Stores, Inc.                                                 51,561   3,351,465             0.1%
                  Royal Caribbean Cruises, Ltd.                                     21,700   2,313,220             0.1%
*                 Ruby Tuesday, Inc.                                                 5,370      13,694             0.0%
                  Ruth's Hospitality Group, Inc.                                     4,284      85,252             0.0%
                  Saga Communications, Inc. Class A                                    575      29,469             0.0%
                  Salem Media Group, Inc.                                              400       3,060             0.0%
#*                Sally Beauty Holdings, Inc.                                       17,735     337,320             0.0%
                  Scholastic Corp.                                                   2,600     112,398             0.0%
*                 Scientific Games Corp. Class A                                     3,918      93,052             0.0%
#                 Scripps Networks Interactive, Inc. Class A                         9,989     746,378             0.0%
#                 SeaWorld Entertainment, Inc.                                       7,469     130,932             0.0%
*                 Select Comfort Corp.                                               5,594     172,855             0.0%
#*                Sequential Brands Group, Inc.                                        194         654             0.0%
                  Service Corp. International                                       22,783     734,068             0.0%
#*                ServiceMaster Global Holdings, Inc.                               16,415     625,411             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*                Shake Shack, Inc. Class A                                          1,600 $    54,304             0.0%
*                 Shiloh Industries, Inc.                                            1,564      19,237             0.0%
                  Shoe Carnival, Inc.                                                  771      19,560             0.0%
*                 Shutterfly, Inc.                                                   3,662     190,058             0.0%
#                 Signet Jewelers, Ltd.                                              8,700     572,808             0.0%
#                 Sinclair Broadcast Group, Inc. Class A                            10,008     394,816             0.0%
#                 Sirius XM Holdings, Inc.                                         245,576   1,215,601             0.1%
#                 Six Flags Entertainment Corp.                                      8,978     562,113             0.0%
*                 Skechers U.S.A., Inc. Class A                                     15,711     396,703             0.0%
*                 Skyline Corp.                                                        800       4,928             0.0%
#                 Sonic Automotive, Inc. Class A                                     4,001      78,420             0.0%
#                 Sonic Corp.                                                        6,463     173,725             0.0%
*                 Sotheby's                                                          7,207     341,324             0.0%
                  Spartan Motors, Inc.                                               3,375      27,844             0.0%
                  Speedway Motorsports, Inc.                                         2,352      42,454             0.0%
#                 Stage Stores, Inc.                                                 3,250       9,360             0.0%
                  Standard Motor Products, Inc.                                      1,900      96,577             0.0%
                  Staples, Inc.                                                     78,677     768,674             0.0%
                  Starbucks Corp.                                                  186,761  11,216,866             0.4%
#                 Stein Mart, Inc.                                                   3,347       8,267             0.0%
*                 Steven Madden, Ltd.                                                6,892     262,241             0.0%
*                 Stoneridge, Inc.                                                   3,400      66,674             0.0%
                  Strayer Education, Inc.                                            1,137      98,589             0.0%
#                 Sturm Ruger & Co., Inc.                                            1,900     114,855             0.0%
                  Superior Industries International, Inc.                            2,200      47,850             0.0%
                  Superior Uniform Group, Inc.                                         324       5,910             0.0%
*                 Tandy Leather Factory, Inc.                                          663       5,801             0.0%
                  Target Corp.                                                      70,314   3,927,037             0.1%
*                 Taylor Morrison Home Corp. Class A                                 2,813      64,980             0.0%
                  TEGNA, Inc.                                                       23,899     608,947             0.0%
#*                Tempur Sealy International, Inc.                                   7,223     339,120             0.0%
                  Tenneco, Inc.                                                      6,595     415,683             0.0%
#*                Tesla, Inc.                                                       15,419   4,842,645             0.2%
                  Texas Roadhouse, Inc.                                              7,857     368,336             0.0%
                  Thor Industries, Inc.                                              5,969     574,098             0.0%
                  Tiffany & Co.                                                     14,675   1,344,964             0.1%
#                 Tile Shop Holdings, Inc.                                           1,665      35,548             0.0%
                  Time Warner, Inc.                                                 97,500   9,678,825             0.3%
                  Time, Inc.                                                        12,349     187,705             0.0%
                  TJX Cos., Inc. (The)                                              85,129   6,694,545             0.2%
                  Toll Brothers, Inc.                                               20,185     726,458             0.0%
*                 TopBuild Corp.                                                     4,258     217,967             0.0%
                  Tower International, Inc.                                          2,300      62,330             0.0%
                  Tractor Supply Co.                                                15,888     983,626             0.0%
*                 TRI Pointe Group, Inc.                                            13,391     166,718             0.0%
#*                TripAdvisor, Inc.                                                 13,717     617,402             0.0%
#*                Tuesday Morning Corp.                                              3,200      10,400             0.0%
                  Tupperware Brands Corp.                                            6,100     438,041             0.0%
                  Twenty-First Century Fox, Inc. Class A                           137,768   4,207,435             0.2%
                  Twenty-First Century Fox, Inc. Class B                            54,449   1,625,847             0.1%
*                 Ulta Salon Cosmetics & Fragrance, Inc.                             7,381   2,077,309             0.1%
#*                Under Armour, Inc. Class A                                        22,925     492,658             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Consumer Discretionary -- (Continued)
#*                Under Armour, Inc. Class C                                         24,564 $    476,787             0.0%
*                 Unifi, Inc.                                                         1,766       49,572             0.0%
*                 Universal Electronics, Inc.                                         1,700      117,810             0.0%
                  Universal Technical Institute, Inc.                                 2,300        8,326             0.0%
#*                Urban Outfitters, Inc.                                             12,450      284,856             0.0%
                  Vail Resorts, Inc.                                                  5,101    1,008,264             0.1%
#*                Vera Bradley, Inc.                                                  2,206       20,185             0.0%
#                 VF Corp.                                                           40,900    2,234,367             0.1%
                  Viacom, Inc. Class A                                                1,192       53,163             0.0%
                  Viacom, Inc. Class B                                               42,474    1,807,693             0.1%
*                 Vista Outdoor, Inc.                                                 7,300      142,788             0.0%
*                 Visteon Corp.                                                       4,607      474,291             0.0%
*                 Vitamin Shoppe, Inc.                                                2,565       49,505             0.0%
                  Walt Disney Co. (The)                                             193,192   22,332,995             0.8%
#*                Wayfair, Inc. Class A                                               3,848      175,892             0.0%
*                 Weight Watchers International, Inc.                                 2,900       60,552             0.0%
#                 Wendy's Co. (The)                                                  26,524      390,964             0.0%
*                 West Marine, Inc.                                                   2,681       29,384             0.0%
                  Whirlpool Corp.                                                     9,105    1,690,616             0.1%
#*                William Lyon Homes Class A                                            418        9,196             0.0%
#                 Williams-Sonoma, Inc.                                              10,060      543,743             0.0%
                  Winmark Corp.                                                         300       38,730             0.0%
                  Winnebago Industries, Inc.                                          2,736       78,523             0.0%
                  Wolverine World Wide, Inc.                                         10,800      260,388             0.0%
                  Wyndham Worldwide Corp.                                            13,602    1,296,407             0.1%
#                 Wynn Resorts, Ltd.                                                  9,691    1,192,090             0.1%
                  Yum! Brands, Inc.                                                  43,884    2,885,373             0.1%
*                 ZAGG, Inc.                                                            171        1,214             0.0%
#*                Zumiez, Inc.                                                        2,400       43,080             0.0%
                                                                                            ------------ ---------------
Total Consumer Discretionary                                                                 404,409,411            13.3%
                                                                                            ------------ ---------------
Consumer Staples -- (8.3%)
                  Alico, Inc.                                                           496       14,855             0.0%
*                 Alliance One International, Inc.                                      876       12,045             0.0%
                  Altria Group, Inc.                                                250,577   17,986,417             0.6%
                  Andersons, Inc. (The)                                               2,677       99,986             0.0%
                  Archer-Daniels-Midland Co.                                         73,790    3,375,892             0.1%
#*                Avon Products, Inc.                                                63,824      309,546             0.0%
#                 B&G Foods, Inc.                                                     8,042      337,764             0.0%
#*                Blue Buffalo Pet Products, Inc.                                     9,821      242,088             0.0%
#*                Boston Beer Co., Inc. (The) Class A                                 1,385      199,925             0.0%
                  Brown-Forman Corp. Class A                                         15,102      725,802             0.0%
#                 Brown-Forman Corp. Class B                                         26,788    1,267,608             0.0%
                  Bunge, Ltd.                                                        17,035    1,346,276             0.1%
#                 Cal-Maine Foods, Inc.                                               4,200      158,550             0.0%
#                 Calavo Growers, Inc.                                                2,564      168,198             0.0%
#                 Campbell Soup Co.                                                  25,236    1,452,079             0.1%
#                 Casey's General Stores, Inc.                                        5,202      582,988             0.0%
*                 Central Garden & Pet Co.                                            1,175       44,415             0.0%
*                 Central Garden & Pet Co. Class A                                    5,929      208,879             0.0%
#*                Chefs' Warehouse, Inc. (The)                                        1,231       16,803             0.0%
                  Church & Dwight Co., Inc.                                          32,298    1,599,720             0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Consumer Staples -- (Continued)
                  Clorox Co. (The)                                                  15,820 $ 2,114,976             0.1%
                  Coca-Cola Bottling Co. Consolidated                                  781     165,463             0.0%
                  Coca-Cola Co. (The)                                              520,635  22,465,400             0.7%
                  Colgate-Palmolive Co.                                            105,014   7,565,209             0.3%
                  Conagra Brands, Inc.                                              51,808   2,009,114             0.1%
                  Constellation Brands, Inc. Class A                                22,403   3,865,414             0.1%
                  Costco Wholesale Corp.                                            56,625  10,052,070             0.3%
#                 Coty, Inc. Class A                                                95,261   1,700,409             0.1%
                  CVS Health Corp.                                                 129,652  10,688,511             0.4%
*                 Darling Ingredients, Inc.                                         20,752     313,978             0.0%
                  Dean Foods Co.                                                    13,684     270,122             0.0%
                  Dr Pepper Snapple Group, Inc.                                     23,478   2,151,759             0.1%
*                 Edgewell Personal Care Co.                                         7,514     537,176             0.0%
                  Energizer Holdings, Inc.                                           8,544     506,061             0.0%
                  Estee Lauder Cos., Inc. (The) Class A                             26,558   2,314,264             0.1%
*                 Farmer Brothers Co.                                                1,300      46,150             0.0%
#                 Flowers Foods, Inc.                                               24,021     471,052             0.0%
                  Fresh Del Monte Produce, Inc.                                      5,548     340,092             0.0%
                  General Mills, Inc.                                               73,832   4,246,078             0.1%
#*                Hain Celestial Group, Inc. (The)                                  12,400     458,676             0.0%
#*                Herbalife, Ltd.                                                    8,600     544,036             0.0%
                  Hershey Co. (The)                                                 17,763   1,921,957             0.1%
#                 Hormel Foods Corp.                                                36,154   1,268,282             0.1%
*                 HRG Group, Inc.                                                   13,900     278,139             0.0%
                  Ingles Markets, Inc. Class A                                       1,110      51,837             0.0%
                  Ingredion, Inc.                                                    9,295   1,150,907             0.0%
                  Inter Parfums, Inc.                                                3,030     114,989             0.0%
#*                Inventure Foods, Inc.                                              1,529       5,657             0.0%
                  J&J Snack Foods Corp.                                              1,991     267,949             0.0%
                  JM Smucker Co. (The)                                              14,434   1,829,076             0.1%
#                 John B. Sanfilippo & Son, Inc.                                     1,301      95,624             0.0%
                  Kellogg Co.                                                       32,355   2,297,205             0.1%
                  Kimberly-Clark Corp.                                              44,542   5,779,324             0.2%
                  Kraft Heinz Co. (The)                                             76,394   6,905,254             0.2%
                  Kroger Co. (The)                                                 112,465   3,334,587             0.1%
                  Lamb Weston Holdings, Inc.                                        17,269     720,981             0.0%
                  Lancaster Colony Corp.                                             2,500     314,750             0.0%
*                 Landec Corp.                                                       3,992      54,890             0.0%
*                 Lifeway Foods, Inc.                                                  315       3,024             0.0%
#                 McCormick & Co., Inc. Non-Voting                                  14,407   1,439,259             0.1%
                  McCormick & Co., Inc. Voting                                         607      60,421             0.0%
                  Mead Johnson Nutrition Co.                                        23,157   2,054,489             0.1%
                  Medifast, Inc.                                                     2,100      97,272             0.0%
                  MGP Ingredients, Inc.                                              1,414      74,037             0.0%
                  Molson Coors Brewing Co. Class B                                  21,676   2,078,512             0.1%
                  Mondelez International, Inc. Class A                             193,893   8,731,002             0.3%
*                 Monster Beverage Corp.                                            53,325   2,419,888             0.1%
#                 National Beverage Corp.                                            1,044      92,488             0.0%
*                 Natural Alternatives International, Inc.                           1,000       9,750             0.0%
#                 Nu Skin Enterprises, Inc. Class A                                  7,059     389,869             0.0%
                  Nutraceutical International Corp.                                  1,459      46,250             0.0%
                  Oil-Dri Corp. of America                                             641      26,082             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Consumer Staples -- (Continued)
                  Omega Protein Corp.                                                 2,100 $     42,315             0.0%
                  PepsiCo, Inc.                                                     184,269   20,873,992             0.7%
                  Philip Morris International, Inc.                                 195,465   21,665,341             0.7%
#                 Pilgrim's Pride Corp.                                               7,683      199,451             0.0%
                  Pinnacle Foods, Inc.                                               14,838      862,830             0.0%
#*                Post Holdings, Inc.                                                 7,867      662,323             0.0%
                  PriceSmart, Inc.                                                    2,200      191,290             0.0%
                  Procter & Gamble Co. (The)                                        331,775   28,973,911             1.0%
*                 Revlon, Inc. Class A                                                1,909       49,539             0.0%
                  Reynolds American, Inc.                                           106,680    6,880,860             0.2%
*                 Rite Aid Corp.                                                    114,155      456,620             0.0%
                  Rocky Mountain Chocolate Factory, Inc.                                950       12,331             0.0%
                  Sanderson Farms, Inc.                                               2,050      237,349             0.0%
*                 Seneca Foods Corp. Class A                                            500       18,600             0.0%
#                 Snyder's-Lance, Inc.                                                9,222      325,168             0.0%
                  SpartanNash Co.                                                     4,621      170,053             0.0%
#                 Spectrum Brands Holdings, Inc.                                      3,150      452,749             0.0%
#*                Sprouts Farmers Market, Inc.                                       16,414      366,196             0.0%
*                 SUPERVALU, Inc.                                                    32,735      134,213             0.0%
                  Sysco Corp.                                                        66,505    3,516,119             0.1%
#                 Tootsie Roll Industries, Inc.                                       2,238       83,589             0.0%
#*                TreeHouse Foods, Inc.                                               6,632      580,963             0.0%
                  Tyson Foods, Inc. Class A                                          37,018    2,378,777             0.1%
*                 United Natural Foods, Inc.                                          6,000      249,180             0.0%
                  United-Guardian, Inc.                                                 600        8,460             0.0%
                  Universal Corp.                                                     2,600      190,970             0.0%
*                 USANA Health Sciences, Inc.                                         1,600       90,960             0.0%
#                 Vector Group, Ltd.                                                 11,916      258,816             0.0%
                  Wal-Mart Stores, Inc.                                             198,027   14,887,670             0.5%
                  Walgreens Boots Alliance, Inc.                                    117,510   10,169,315             0.3%
#                 WD-40 Co.                                                           1,600      167,760             0.0%
                  Weis Markets, Inc.                                                  1,930      111,573             0.0%
#                 Whole Foods Market, Inc.                                           39,715    1,444,435             0.1%
                                                                                            ------------ ---------------
Total Consumer Staples                                                                       263,603,315             8.7%
                                                                                            ------------ ---------------
Energy -- (5.8%)
                  Adams Resources & Energy, Inc.                                        300       12,186             0.0%
                  Alon USA Energy, Inc.                                               1,957       23,660             0.0%
                  Anadarko Petroleum Corp.                                           71,066    4,052,183             0.1%
#*                Antero Resources Corp.                                             17,655      374,109             0.0%
#                 Apache Corp.                                                       48,043    2,336,812             0.1%
                  Archrock, Inc.                                                      6,100       71,980             0.0%
#*                Atwood Oceanics, Inc.                                               6,359       49,791             0.0%
                  Baker Hughes, Inc.                                                 51,879    3,080,056             0.1%
#*                Bill Barrett Corp.                                                  5,020       19,277             0.0%
#                 Bristow Group, Inc.                                                 3,865       51,675             0.0%
#                 Cabot Oil & Gas Corp.                                              57,926    1,346,200             0.1%
#*                Callon Petroleum Co.                                                7,072       83,732             0.0%
#*                CARBO Ceramics, Inc.                                                2,120       14,564             0.0%
                  Cheniere Energy Partners L.P. Holdings LLC                          4,680      120,182             0.0%
#*                Cheniere Energy, Inc.                                              26,259    1,190,846             0.1%
#*                Chesapeake Energy Corp.                                           107,569      565,813             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Energy -- (Continued)
                  Chevron Corp.                                                    246,104 $26,259,297             0.9%
                  Cimarex Energy Co.                                                12,091   1,410,778             0.1%
#*                Clayton Williams Energy, Inc.                                        500      62,433             0.0%
*                 Clean Energy Fuels Corp.                                           7,414      18,090             0.0%
*                 Cloud Peak Energy, Inc.                                            5,872      19,789             0.0%
#*                Cobalt International Energy, Inc.                                 28,179      11,021             0.0%
*                 Concho Resources, Inc.                                            18,851   2,387,668             0.1%
                  ConocoPhillips                                                   158,636   7,600,251             0.3%
#*                CONSOL Energy, Inc.                                               24,000     364,320             0.0%
*                 Contango Oil & Gas Co.                                               316       2,263             0.0%
#*                Continental Resources, Inc.                                       12,475     529,065             0.0%
#                 Core Laboratories NV                                               5,577     618,043             0.0%
                  CVR Energy, Inc.                                                   2,684      58,753             0.0%
*                 Dawson Geophysical Co.                                             1,639       8,244             0.0%
                  Delek US Holdings, Inc.                                            5,595     134,672             0.0%
#*                Denbury Resources, Inc.                                           25,261      56,079             0.0%
                  Devon Energy Corp.                                                60,033   2,370,703             0.1%
                  DHT Holdings, Inc.                                                 6,363      30,479             0.0%
#*                Diamond Offshore Drilling, Inc.                                    7,869     113,471             0.0%
*                 Diamondback Energy, Inc.                                          11,629   1,161,039             0.1%
#*                Dril-Quip, Inc.                                                    4,787     246,770             0.0%
*                 Energen Corp.                                                     12,873     669,267             0.0%
                  EnLink Midstream LLC                                               6,767     124,851             0.0%
                  Ensco P.L.C. Class A                                              27,308     215,460             0.0%
                  EOG Resources, Inc.                                               74,447   6,886,347             0.2%
#*                EP Energy Corp. Class A                                            3,876      17,520             0.0%
#                 EQT Corp.                                                         21,745   1,264,254             0.1%
*                 Era Group, Inc.                                                    2,200      27,962             0.0%
*                 Exterran Corp.                                                     3,494      95,631             0.0%
                  Exxon Mobil Corp.                                                528,602  43,160,353             1.4%
#*                Forum Energy Technologies, Inc.                                    8,293     140,152             0.0%
                  Frank's International NV                                           4,232      38,511             0.0%
                  GasLog, Ltd.                                                       2,473      34,622             0.0%
#*                Geospace Technologies Corp.                                        1,000      16,540             0.0%
                  Green Plains, Inc.                                                 3,514      80,822             0.0%
                  Gulf Island Fabrication, Inc.                                      1,100      10,945             0.0%
*                 Gulfport Energy Corp.                                             14,899     236,596             0.0%
                  Halliburton Co.                                                  112,057   5,141,175             0.2%
*                 Helix Energy Solutions Group, Inc.                                15,866      97,100             0.0%
#                 Helmerich & Payne, Inc.                                           13,929     844,655             0.0%
#                 Hess Corp.                                                        35,722   1,744,305             0.1%
                  HollyFrontier Corp.                                               22,236     625,721             0.0%
#*                Hornbeck Offshore Services, Inc.                                   3,129      10,670             0.0%
*                 International Seaways, Inc.                                          164       3,170             0.0%
#*                ION Geophysical Corp.                                                836       3,595             0.0%
                  Kinder Morgan, Inc.                                              242,890   5,010,821             0.2%
#*                Kosmos Energy, Ltd.                                               13,760      82,698             0.0%
#*                Laredo Petroleum, Inc.                                            22,746     292,514             0.0%
                  Marathon Oil Corp.                                               102,259   1,520,591             0.1%
                  Marathon Petroleum Corp.                                          67,420   3,434,375             0.1%
*                 Matrix Service Co.                                                 3,244      38,117             0.0%
*                 McDermott International, Inc.                                     24,310     158,987             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Energy -- (Continued)
*                 Mitcham Industries, Inc.                                            1,264 $     6,004             0.0%
#                 Murphy Oil Corp.                                                   19,314     505,641             0.0%
                  Nabors Industries, Ltd.                                            35,307     365,074             0.0%
#                 National Oilwell Varco, Inc.                                       45,185   1,580,119             0.1%
*                 Natural Gas Services Group, Inc.                                    1,600      43,840             0.0%
*                 Newfield Exploration Co.                                           25,191     872,112             0.0%
*                 Newpark Resources, Inc.                                             9,500      72,675             0.0%
#                 Noble Corp. P.L.C.                                                 26,000     124,800             0.0%
                  Noble Energy, Inc.                                                 52,205   1,687,788             0.1%
#                 Nordic American Offshore, Ltd.                                         19          18             0.0%
#                 Nordic American Tankers, Ltd.                                       2,265      18,800             0.0%
*                 Oasis Petroleum, Inc.                                              25,762     307,598             0.0%
                  Occidental Petroleum Corp.                                         95,736   5,891,593             0.2%
                  Oceaneering International, Inc.                                    11,442     301,954             0.0%
*                 Oil States International, Inc.                                      5,700     169,575             0.0%
                  ONEOK, Inc.                                                        25,601   1,346,869             0.1%
                  Overseas Shipholding Group, Inc. Class A                              494       1,798             0.0%
                  Panhandle Oil and Gas, Inc. Class A                                 2,000      37,900             0.0%
*                 Parker Drilling Co.                                                 9,114      15,038             0.0%
*                 Parsley Energy, Inc. Class A                                       26,780     797,776             0.0%
                  Patterson-UTI Energy, Inc.                                         20,610     446,103             0.0%
#                 PBF Energy, Inc. Class A                                           11,708     261,323             0.0%
*                 PDC Energy, Inc.                                                    7,417     409,641             0.0%
*                 PHI, Inc.                                                           1,795      21,055             0.0%
                  Phillips 66                                                        62,092   4,940,040             0.2%
*                 Pioneer Energy Services Corp.                                       8,743      26,666             0.0%
                  Pioneer Natural Resources Co.                                      21,579   3,732,951             0.1%
*                 QEP Resources, Inc.                                                28,497     336,550             0.0%
                  Range Resources Corp.                                              25,148     666,171             0.0%
#*                Renewable Energy Group, Inc.                                        5,800      60,610             0.0%
*                 Rice Energy, Inc.                                                  18,898     402,338             0.0%
*                 RigNet, Inc.                                                        1,066      20,894             0.0%
#*                Ring Energy, Inc.                                                   1,500      18,000             0.0%
#*                Rowan Cos. P.L.C. Class A                                          13,381     188,271             0.0%
#                 RPC, Inc.                                                           9,225     167,618             0.0%
*                 RSP Permian, Inc.                                                  16,721     636,234             0.0%
                  Schlumberger, Ltd.                                                179,668  13,042,100             0.4%
                  Scorpio Tankers, Inc.                                              18,204      80,098             0.0%
*                 SEACOR Holdings, Inc.                                               2,200     144,452             0.0%
                  SemGroup Corp. Class A                                              7,546     251,282             0.0%
#                 Ship Finance International, Ltd.                                    6,400      89,920             0.0%
#                 SM Energy Co.                                                      10,800     243,972             0.0%
#*                Southwestern Energy Co.                                            59,283     445,215             0.0%
#*                SRC Energy, Inc.                                                   19,257     145,198             0.0%
*                 Superior Energy Services, Inc.                                     19,167     231,537             0.0%
                  Targa Resources Corp.                                              21,497   1,185,130             0.1%
*                 TechnipFMC P.L.C.                                                  34,574   1,041,715             0.0%
#                 Teekay Corp.                                                        4,349      37,749             0.0%
                  Teekay Tankers, Ltd. Class A                                        2,298       4,711             0.0%
#*                Tesco Corp.                                                         2,270      14,869             0.0%
                  Tesoro Corp.                                                       14,426   1,149,896             0.0%
*                 TETRA Technologies, Inc.                                            8,150      27,140             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Energy -- (Continued)
#*                Transocean, Ltd.                                                   50,725 $    559,497             0.0%
*                 Unit Corp.                                                          5,037      108,245             0.0%
#                 US Silica Holdings, Inc.                                            9,737      404,086             0.0%
                  Valero Energy Corp.                                                57,172    3,693,883             0.1%
#*                Weatherford International P.L.C.                                  115,295      665,252             0.0%
                  Western Refining, Inc.                                              9,794      337,795             0.0%
*                 Whiting Petroleum Corp.                                            45,211      375,251             0.0%
                  Williams Cos., Inc. (The)                                         101,637    3,113,141             0.1%
                  World Fuel Services Corp.                                           8,145      299,980             0.0%
*                 WPX Energy, Inc.                                                   47,929      571,793             0.0%
                                                                                            ------------ ---------------
Total Energy                                                                                 183,629,965             6.0%
                                                                                            ------------ ---------------
Financials -- (14.2%)
                  1st Source Corp.                                                    2,189      105,751             0.0%
                  Affiliated Managers Group, Inc.                                     6,665    1,103,657             0.1%
                  Aflac, Inc.                                                        51,764    3,876,088             0.1%
*                 Alleghany Corp.                                                     2,069    1,263,538             0.1%
                  Allied World Assurance Co. Holdings AG                             11,100      589,299             0.0%
                  Allstate Corp. (The)                                               46,357    3,768,361             0.1%
                  Ally Financial, Inc.                                               49,552      981,130             0.0%
*                 Ambac Financial Group, Inc.                                         5,480      106,476             0.0%
                  American Equity Investment Life Holding Co.                        11,011      261,181             0.0%
                  American Express Co.                                               99,588    7,892,349             0.3%
                  American Financial Group, Inc.                                      8,569      833,849             0.0%
                  American International Group, Inc.                                140,259    8,543,176             0.3%
                  American National Insurance Co.                                     1,054      123,234             0.0%
                  American River Bankshares                                             882       13,054             0.0%
                  Ameriprise Financial, Inc.                                         21,340    2,728,319             0.1%
                  Ameris Bancorp                                                      3,851      181,382             0.0%
                  AMERISAFE, Inc.                                                     2,573      148,076             0.0%
                  AmeriServ Financial, Inc.                                             100          405             0.0%
#                 AmTrust Financial Services, Inc.                                   10,510      168,686             0.0%
                  Aon P.L.C.                                                         33,234    3,982,763             0.1%
*                 Arch Capital Group, Ltd.                                           14,556    1,411,495             0.1%
                  Argo Group International Holdings, Ltd.                             3,968      261,690             0.0%
                  Arrow Financial Corp.                                                 971       33,257             0.0%
                  Arthur J Gallagher & Co.                                           21,171    1,181,554             0.1%
#                 Artisan Partners Asset Management, Inc. Class A                     6,007      176,005             0.0%
                  Aspen Insurance Holdings, Ltd.                                      7,426      388,751             0.0%
                  Associated Banc-Corp                                               18,644      464,236             0.0%
                  Assurant, Inc.                                                      7,576      729,114             0.0%
                  Assured Guaranty, Ltd.                                             18,300      697,779             0.0%
*                 Asta Funding, Inc.                                                     47          395             0.0%
                  Astoria Financial Corp.                                            14,564      296,960             0.0%
*                 Atlantic Coast Financial Corp.                                        137        1,064             0.0%
*                 Atlanticus Holdings Corp.                                           1,196        3,110             0.0%
                  Axis Capital Holdings, Ltd.                                        12,040      793,436             0.0%
                  Baldwin & Lyons, Inc. Class B                                         562       13,769             0.0%
#                 Banc of California, Inc.                                            5,496      119,263             0.0%
                  BancFirst Corp.                                                       928       89,134             0.0%
*                 Bancorp, Inc. (The)                                                 4,099       26,439             0.0%
                  BancorpSouth, Inc.                                                 10,334      314,670             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
                  Bank Mutual Corp.                                                     6,120 $    56,304             0.0%
                  Bank of America Corp.                                             1,297,638  30,286,871             1.0%
#                 Bank of Hawaii Corp.                                                  5,700     464,436             0.0%
                  Bank of New York Mellon Corp. (The)                                 133,966   6,304,440             0.2%
#                 Bank of the Ozarks, Inc.                                             12,913     612,980             0.0%
                  BankUnited, Inc.                                                     13,594     479,732             0.0%
                  Banner Corp.                                                          1,961     108,247             0.0%
                  BB&T Corp.                                                          103,688   4,477,248             0.2%
                  Beneficial Bancorp, Inc.                                              8,200     131,200             0.0%
*                 Berkshire Hathaway, Inc. Class B                                    246,121  40,661,650             1.4%
                  Berkshire Hills Bancorp, Inc.                                         4,096     153,600             0.0%
                  BGC Partners, Inc. Class A                                           29,733     338,362             0.0%
                  BlackRock, Inc.                                                      15,531   5,972,757             0.2%
                  BNC Bancorp                                                           4,978     166,514             0.0%
#*                BofI Holding, Inc.                                                    7,924     189,304             0.0%
                  BOK Financial Corp.                                                   2,703     227,836             0.0%
                  Boston Private Financial Holdings, Inc.                               9,402     146,671             0.0%
                  Bridge Bancorp, Inc.                                                    439      15,914             0.0%
                  Brookline Bancorp, Inc.                                               9,168     133,394             0.0%
                  Brown & Brown, Inc.                                                  15,100     647,790             0.0%
                  Bryn Mawr Bank Corp.                                                  1,149      49,292             0.0%
                  Camden National Corp.                                                   900      38,475             0.0%
                  Capital Bank Financial Corp. Class A                                  3,611     149,857             0.0%
                  Capital City Bank Group, Inc.                                         1,069      22,032             0.0%
                  Capital One Financial Corp.                                          62,746   5,043,523             0.2%
                  Capitol Federal Financial, Inc.                                      16,210     237,152             0.0%
*                 Cascade Bancorp                                                       4,228      31,625             0.0%
                  Cathay General Bancorp                                               10,064     382,935             0.0%
                  CBOE Holdings, Inc.                                                  13,890   1,144,675             0.1%
                  CenterState Banks, Inc.                                               7,455     188,090             0.0%
                  Central Pacific Financial Corp.                                       4,331     135,474             0.0%
                  Charles Schwab Corp. (The)                                          153,625   5,968,331             0.2%
                  Chemical Financial Corp.                                              8,363     396,824             0.0%
                  Chubb, Ltd.                                                          58,345   8,007,851             0.3%
                  Cincinnati Financial Corp.                                           19,015   1,370,791             0.1%
                  CIT Group, Inc.                                                      23,481   1,087,405             0.1%
                  Citigroup, Inc.                                                     366,966  21,695,030             0.7%
                  Citizens Community Bancorp, Inc.                                        600       8,604             0.0%
                  Citizens Financial Group, Inc.                                       63,145   2,318,053             0.1%
*                 Citizens, Inc.                                                        4,015      28,306             0.0%
#                 City Holding Co.                                                      1,857     132,014             0.0%
                  Clifton Bancorp, Inc.                                                 4,845      80,912             0.0%
                  CME Group, Inc.                                                      42,665   4,957,246             0.2%
                  CNA Financial Corp.                                                   4,268     193,170             0.0%
                  CNB Financial Corp.                                                     280       6,689             0.0%
                  CNO Financial Group, Inc.                                            21,200     446,684             0.0%
                  CoBiz Financial, Inc.                                                 3,100      50,933             0.0%
#                 Cohen & Steers, Inc.                                                  3,355     133,865             0.0%
                  Columbia Banking System, Inc.                                         6,688     264,243             0.0%
                  Comerica, Inc.                                                       21,255   1,502,728             0.1%
#                 Commerce Bancshares, Inc.                                            11,473     630,441             0.0%
#                 Community Bank System, Inc.                                           5,415     302,969             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Financials -- (Continued)
                  Community Trust Bancorp, Inc.                                      1,749 $   78,618             0.0%
                  ConnectOne Bancorp, Inc.                                           3,250     72,150             0.0%
*                 Consumer Portfolio Services, Inc.                                  1,025      4,992             0.0%
#*                Cowen Group, Inc. Class A                                          1,012     16,091             0.0%
                  Crawford & Co. Class A                                             3,717     33,193             0.0%
#                 Crawford & Co. Class B                                             1,800     19,638             0.0%
#*                Credit Acceptance Corp.                                              897    182,315             0.0%
                  Cullen/Frost Bankers, Inc.                                         7,481    706,132             0.0%
*                 Customers Bancorp, Inc.                                            2,950     91,244             0.0%
                  CVB Financial Corp.                                               11,960    257,618             0.0%
                  Diamond Hill Investment Group, Inc.                                  388     78,434             0.0%
                  Dime Community Bancshares, Inc.                                    5,980    116,311             0.0%
                  Discover Financial Services                                       50,145  3,138,576             0.1%
                  Donegal Group, Inc. Class A                                        1,374     22,891             0.0%
*                 Donnelley Financial Solutions, Inc.                                3,156     70,126             0.0%
*                 E*TRADE Financial Corp.                                           35,391  1,222,759             0.1%
*                 Eagle Bancorp, Inc.                                                3,968    237,683             0.0%
                  East West Bancorp, Inc.                                           18,146    984,783             0.0%
#                 Eaton Vance Corp.                                                 14,485    621,841             0.0%
*                 eHealth, Inc.                                                      2,800     39,704             0.0%
                  EMC Insurance Group, Inc.                                          1,299     37,255             0.0%
                  Employers Holdings, Inc.                                           3,900    156,000             0.0%
*                 Encore Capital Group, Inc.                                         2,794     93,180             0.0%
*                 Enova International, Inc.                                          2,690     38,198             0.0%
*                 Enstar Group, Ltd.                                                 1,077    209,800             0.0%
                  Enterprise Financial Services Corp.                                3,580    151,255             0.0%
                  Erie Indemnity Co. Class A                                         3,717    460,239             0.0%
                  ESSA Bancorp, Inc.                                                   707     10,697             0.0%
*                 Essent Group, Ltd.                                                 6,111    226,168             0.0%
                  EverBank Financial Corp.                                           8,017    156,332             0.0%
                  Evercore Partners, Inc. Class A                                    5,080    374,650             0.0%
                  Everest Re Group, Ltd.                                             5,600  1,409,576             0.1%
*                 Ezcorp, Inc. Class A                                               4,723     42,743             0.0%
#                 FactSet Research Systems, Inc.                                     5,114    834,912             0.0%
                  FBL Financial Group, Inc. Class A                                  2,100    139,650             0.0%
*                 FCB Financial Holdings, Inc. Class A                               4,050    191,363             0.0%
                  Federal Agricultural Mortgage Corp. Class C                        1,380     78,729             0.0%
                  Federated Investors, Inc. Class B                                 12,401    332,595             0.0%
                  Federated National Holding Co.                                     1,029     16,546             0.0%
                  Fidelity Southern Corp.                                            1,153     25,966             0.0%
                  Fifth Third Bancorp                                               96,001  2,345,304             0.1%
#                 Financial Engines, Inc.                                            6,782    288,235             0.0%
                  Financial Institutions, Inc.                                       1,243     41,641             0.0%
*                 First Acceptance Corp.                                               181        210             0.0%
                  First American Financial Corp.                                    13,379    580,782             0.0%
*                 First BanCorp(318672706)                                          13,736     80,768             0.0%
                  First Bancorp(318910106)                                           1,500     45,060             0.0%
                  First Busey Corp.                                                  3,618    108,359             0.0%
                  First Citizens BancShares, Inc. Class A                              822    286,105             0.0%
                  First Commonwealth Financial Corp.                                 9,645    124,517             0.0%
                  First Community Bancshares, Inc.                                   1,700     44,982             0.0%
                  First Defiance Financial Corp.                                     1,538     82,498             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Financials -- (Continued)
                  First Financial Bancorp                                            7,926 $   219,154             0.0%
                  First Financial Bankshares, Inc.                                   7,170     286,442             0.0%
                  First Financial Corp.                                              1,100      53,680             0.0%
#                 First Horizon National Corp.                                      30,142     553,106             0.0%
                  First Interstate BancSystem, Inc. Class A                          3,099     116,987             0.0%
                  First Merchants Corp.                                              3,918     162,127             0.0%
                  First Midwest Bancorp, Inc.                                       10,332     234,640             0.0%
#*                First NBC Bank Holding Co.                                         1,667       4,418             0.0%
                  First Republic Bank                                               18,404   1,701,634             0.1%
                  First South Bancorp, Inc.                                          1,685      21,871             0.0%
                  FirstCash, Inc.                                                    5,838     303,284             0.0%
*                 Flagstar Bancorp, Inc.                                             1,679      49,094             0.0%
                  Flushing Financial Corp.                                           2,863      84,401             0.0%
                  FNB Corp.                                                         40,336     574,385             0.0%
                  FNF Group                                                         25,329   1,037,223             0.1%
*                 FNFV Group                                                         8,442     115,655             0.0%
                  Franklin Resources, Inc.                                          46,720   2,014,099             0.1%
                  Fulton Financial Corp.                                            24,716     456,010             0.0%
                  GAMCO Investors, Inc. Class A                                        467      13,403             0.0%
*                 Genworth Financial, Inc. Class A                                  57,056     230,506             0.0%
#                 German American Bancorp, Inc.                                      2,097      68,949             0.0%
                  Glacier Bancorp, Inc.                                             10,240     345,907             0.0%
*                 Global Indemnity, Ltd.                                             1,204      48,822             0.0%
                  Goldman Sachs Group, Inc. (The)                                   46,282  10,357,912             0.4%
*                 Great Elm Capital Group, Inc.                                      1,106       4,037             0.0%
                  Great Southern Bancorp, Inc.                                       1,100      55,165             0.0%
                  Great Western Bancorp, Inc.                                        5,523     227,548             0.0%
*                 Green Dot Corp. Class A                                            6,227     213,524             0.0%
#                 Greenhill & Co., Inc.                                              2,931      74,154             0.0%
#*                Greenlight Capital Re, Ltd. Class A                                2,682      57,797             0.0%
                  Guaranty Bancorp                                                     319       8,023             0.0%
*                 Hallmark Financial Services, Inc.                                  1,034      10,867             0.0%
                  Hancock Holding Co.                                               10,430     487,081             0.0%
                  Hanmi Financial Corp.                                              4,412     128,169             0.0%
                  Hanover Insurance Group, Inc. (The)                                5,156     455,120             0.0%
                  Hartford Financial Services Group, Inc. (The)                     49,236   2,381,053             0.1%
#                 HCI Group, Inc.                                                    1,104      52,650             0.0%
                  Heartland Financial USA, Inc.                                      2,144     102,912             0.0%
                  Heritage Commerce Corp.                                            6,041      86,265             0.0%
                  Heritage Financial Corp.                                           2,274      60,034             0.0%
                  Hilltop Holdings, Inc.                                            10,020     278,656             0.0%
                  Home BancShares, Inc.                                             16,050     408,472             0.0%
*                 HomeStreet, Inc.                                                   1,186      30,836             0.0%
*                 HomeTrust Bancshares, Inc.                                         1,062      26,550             0.0%
                  Hope Bancorp, Inc.                                                15,457     283,018             0.0%
                  HopFed Bancorp, Inc.                                                 208       3,068             0.0%
                  Horace Mann Educators Corp.                                        4,078     157,615             0.0%
                  Houlihan Lokey, Inc.                                                 371      12,443             0.0%
                  Huntington Bancshares, Inc.                                      136,546   1,755,982             0.1%
                  Iberiabank Corp.                                                   6,455     512,204             0.0%
                  Independence Holding Co.                                           2,640      50,028             0.0%
                  Independent Bank Corp.                                             3,127     197,939             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Financials -- (Continued)
                  Independent Bank Group, Inc.                                       1,100 $    66,165             0.0%
                  Infinity Property & Casualty Corp.                                   800      79,400             0.0%
#                 Interactive Brokers Group, Inc. Class A                            7,303     254,363             0.0%
                  Intercontinental Exchange, Inc.                                   73,445   4,421,389             0.2%
                  International Bancshares Corp.                                     6,326     236,592             0.0%
*                 INTL. FCStone, Inc.                                                1,015      37,910             0.0%
                  Invesco, Ltd.                                                     48,960   1,612,742             0.1%
                  Investment Technology Group, Inc.                                  3,824      76,136             0.0%
#                 Investors Bancorp, Inc.                                           40,700     563,695             0.0%
                  James River Group Holdings, Ltd.                                     800      34,848             0.0%
                  Janus Capital Group, Inc.                                         17,800     243,148             0.0%
                  JPMorgan Chase & Co.                                             463,836  40,353,732             1.3%
*                 KCG Holdings, Inc. Class A                                         6,188     123,141             0.0%
                  Kearny Financial Corp.                                             8,597     125,516             0.0%
                  Kemper Corp.                                                       4,800     188,880             0.0%
                  KeyCorp                                                          132,769   2,421,707             0.1%
                  Lakeland Bancorp, Inc.                                             3,852      74,921             0.0%
                  Lakeland Financial Corp.                                           2,550     116,433             0.0%
                  LegacyTexas Financial Group, Inc.                                  5,327     201,414             0.0%
#                 Legg Mason, Inc.                                                  13,474     503,658             0.0%
#*                LendingClub Corp.                                                 19,967     116,807             0.0%
*                 LendingTree, Inc.                                                    721     101,589             0.0%
                  Leucadia National Corp.                                           39,924   1,013,670             0.0%
                  Lincoln National Corp.                                            28,868   1,903,267             0.1%
                  Loews Corp.                                                       35,005   1,631,933             0.1%
                  LPL Financial Holdings, Inc.                                       9,983     419,685             0.0%
                  M&T Bank Corp.                                                    18,016   2,799,867             0.1%
                  Macatawa Bank Corp.                                                  886       8,479             0.0%
                  Maiden Holdings, Ltd.                                              8,450     104,358             0.0%
                  MainSource Financial Group, Inc.                                   1,600      54,720             0.0%
*                 Markel Corp.                                                       1,731   1,678,378             0.1%
                  MarketAxess Holdings, Inc.                                         4,755     915,433             0.0%
                  Marlin Business Services Corp.                                     1,200      30,540             0.0%
                  Marsh & McLennan Cos., Inc.                                       65,613   4,863,892             0.2%
                  MB Financial, Inc.                                                 9,166     389,647             0.0%
*                 MBIA, Inc.                                                        14,600     122,640             0.0%
                  Mercantile Bank Corp.                                                285       9,585             0.0%
                  Merchants Bancshares, Inc.                                           694      34,561             0.0%
#                 Mercury General Corp.                                              3,136     192,833             0.0%
                  Meridian Bancorp, Inc.                                             4,269      74,921             0.0%
                  Meta Financial Group, Inc.                                         1,104      93,730             0.0%
                  MetLife, Inc.                                                    117,326   6,078,660             0.2%
*                 MGIC Investment Corp.                                             15,500     163,370             0.0%
#                 MidSouth Bancorp, Inc.                                               900      13,725             0.0%
                  Moelis & Co. Class A                                               2,445      89,732             0.0%
                  Moody's Corp.                                                     21,979   2,600,555             0.1%
                  Morgan Stanley                                                   176,126   7,638,585             0.3%
                  Morningstar, Inc.                                                  2,287     167,248             0.0%
                  MSCI, Inc.                                                        11,194   1,122,982             0.1%
                  Nasdaq, Inc.                                                      13,831     952,541             0.0%
                  National Bank Holdings Corp. Class A                               2,416      76,273             0.0%
                  National General Holdings Corp.                                    5,185     117,907             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Financials -- (Continued)
                  Navient Corp.                                                     42,747 $  649,754             0.0%
                  Navigators Group, Inc. (The)                                       3,610    195,121             0.0%
                  NBT Bancorp, Inc.                                                  5,284    201,743             0.0%
                  Nelnet, Inc. Class A                                               3,140    141,331             0.0%
                  New York Community Bancorp, Inc.                                  57,972    770,448             0.0%
                  NewStar Financial, Inc.                                            3,834     41,177             0.0%
                  Northern Trust Corp.                                              27,517  2,476,530             0.1%
                  Northfield Bancorp, Inc.                                           5,064     93,076             0.0%
                  Northrim BanCorp, Inc.                                               600     19,200             0.0%
                  Northwest Bancshares, Inc.                                        10,509    169,615             0.0%
                  OceanFirst Financial Corp.                                         1,986     54,913             0.0%
*                 Ocwen Financial Corp.                                             12,045     27,583             0.0%
                  OFG Bancorp                                                        3,500     40,950             0.0%
                  Old National Bancorp.                                             14,493    243,482             0.0%
                  Old Republic International Corp.                                  29,682    613,824             0.0%
                  OM Asset Management P.L.C.                                         4,106     63,889             0.0%
                  OneBeacon Insurance Group, Ltd. Class A                            3,161     50,418             0.0%
#*                OneMain Holdings, Inc.                                             7,140    166,505             0.0%
                  Oppenheimer Holdings, Inc. Class A                                   765     13,235             0.0%
                  Opus Bank                                                          2,493     56,217             0.0%
                  Oritani Financial Corp.                                            6,231    105,615             0.0%
                  Pacific Continental Corp.                                          1,300     32,500             0.0%
*                 Pacific Mercantile Bancorp                                         1,425     11,044             0.0%
*                 Pacific Premier Bancorp, Inc.                                      2,756    100,732             0.0%
                  PacWest Bancorp                                                   13,437    663,653             0.0%
                  Park National Corp.                                                1,287    135,688             0.0%
                  Park Sterling Corp.                                                1,320     16,236             0.0%
*                 Patriot National Bancorp, Inc.                                        20        313             0.0%
                  Peapack Gladstone Financial Corp.                                  1,562     50,078             0.0%
*                 PennyMac Financial Services, Inc. Class A                          1,040     17,160             0.0%
                  People's United Financial, Inc.                                   42,047    734,561             0.0%
                  Peoples Bancorp, Inc.                                              1,197     40,076             0.0%
*                 PHH Corp.                                                          5,033     64,926             0.0%
*                 PICO Holdings, Inc.                                                1,800     28,980             0.0%
                  Pinnacle Financial Partners, Inc.                                  5,763    368,832             0.0%
                  Piper Jaffray Cos.                                                 1,704    106,670             0.0%
                  PNC Financial Services Group, Inc. (The)                          62,226  7,451,563             0.3%
                  Popular, Inc.                                                     12,467    522,492             0.0%
#*                PRA Group, Inc.                                                    5,700    183,540             0.0%
                  Preferred Bank                                                     1,290     68,357             0.0%
#                 Primerica, Inc.                                                    6,182    518,052             0.0%
                  Principal Financial Group, Inc.                                   34,340  2,236,564             0.1%
                  PrivateBancorp, Inc.                                               9,671    558,694             0.0%
                  ProAssurance Corp.                                                 6,800    420,920             0.0%
                  Progressive Corp. (The)                                           73,799  2,931,296             0.1%
                  Prosperity Bancshares, Inc.                                        7,608    511,258             0.0%
                  Provident Financial Services, Inc.                                 5,262    135,181             0.0%
                  Prudential Financial, Inc.                                        55,175  5,905,380             0.2%
                  Pzena Investment Management, Inc. Class A                            566      5,824             0.0%
                  Radian Group, Inc.                                                 9,498    160,326             0.0%
                  Raymond James Financial, Inc.                                     14,829  1,105,057             0.1%
*                 Regional Management Corp.                                            133      2,637             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Financials -- (Continued)
                  Regions Financial Corp.                                          152,281 $ 2,093,864             0.1%
                  Reinsurance Group of America, Inc.                                 7,890     986,566             0.0%
                  RenaissanceRe Holdings, Ltd.                                       5,405     768,429             0.0%
                  Renasant Corp.                                                     5,165     218,996             0.0%
                  Republic Bancorp, Inc. Class A                                       805      28,964             0.0%
#*                Republic First Bancorp, Inc.                                         500       4,300             0.0%
                  Riverview Bancorp, Inc.                                            1,205       8,748             0.0%
                  RLI Corp.                                                          4,500     257,490             0.0%
                  S&P Global, Inc.                                                  32,864   4,410,020             0.2%
                  S&T Bancorp, Inc.                                                  2,523      90,727             0.0%
*                 Safeguard Scientifics, Inc.                                        1,767      22,441             0.0%
                  Safety Insurance Group, Inc.                                       1,800     130,320             0.0%
                  Sandy Spring Bancorp, Inc.                                         1,969      85,159             0.0%
*                 Santander Consumer USA Holdings, Inc.                             11,747     149,657             0.0%
*                 Seacoast Banking Corp. of Florida                                  1,885      45,617             0.0%
                  SEI Investments Co.                                               17,903     907,861             0.0%
                  Selective Insurance Group, Inc.                                    5,977     315,586             0.0%
#                 ServisFirst Bancshares, Inc.                                       4,818     182,120             0.0%
                  SI Financial Group, Inc.                                           1,347      20,138             0.0%
                  Sierra Bancorp                                                       240       6,017             0.0%
*                 Signature Bank                                                     6,348     878,881             0.0%
                  Simmons First National Corp. Class A                               2,871     156,900             0.0%
*                 SLM Corp.                                                         53,247     667,717             0.0%
                  South State Corp.                                                  3,021     266,301             0.0%
                  Southside Bancshares, Inc.                                         3,214     111,590             0.0%
                  Southwest Bancorp, Inc.                                            1,600      41,520             0.0%
                  State Auto Financial Corp.                                         1,800      48,366             0.0%
                  State Bank Financial Corp.                                           555      14,907             0.0%
                  State Street Corp.                                                49,806   4,178,723             0.2%
                  Sterling Bancorp                                                  13,239     307,807             0.0%
                  Stewart Information Services Corp.                                 2,494     118,315             0.0%
*                 Stifel Financial Corp.                                             7,249     354,259             0.0%
                  Stock Yards Bancorp, Inc.                                          2,599     106,559             0.0%
                  Sun Bancorp, Inc.                                                    427      10,654             0.0%
                  SunTrust Banks, Inc.                                              62,750   3,564,827             0.1%
*                 SVB Financial Group                                                6,092   1,071,826             0.1%
                  Synchrony Financial                                              104,401   2,902,348             0.1%
#                 Synovus Financial Corp.                                           16,107     673,273             0.0%
#                 T Rowe Price Group, Inc.                                          30,164   2,138,326             0.1%
                  TCF Financial Corp.                                               18,696     308,671             0.0%
                  TD Ameritrade Holding Corp.                                       32,812   1,255,715             0.1%
                  Territorial Bancorp, Inc.                                            840      25,998             0.0%
*                 Texas Capital Bancshares, Inc.                                     5,603     426,388             0.0%
                  TFS Financial Corp.                                                9,945     164,490             0.0%
                  Tompkins Financial Corp.                                           1,215     100,444             0.0%
                  Torchmark Corp.                                                   14,850   1,139,143             0.1%
                  Towne Bank                                                         5,289     171,628             0.0%
                  Travelers Cos., Inc. (The)                                        36,137   4,396,427             0.2%
                  Trico Bancshares                                                   1,628      57,729             0.0%
                  TrustCo Bank Corp. NY                                              7,300      58,035             0.0%
                  Trustmark Corp.                                                    7,311     242,871             0.0%
                  U.S. Bancorp.                                                    216,503  11,102,274             0.4%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Financials -- (Continued)
                  UMB Financial Corp.                                                 4,774 $    346,067             0.0%
                  Umpqua Holdings Corp.                                              24,579      434,311             0.0%
                  Union Bankshares Corp.                                              4,955      169,659             0.0%
#                 United Bankshares, Inc.                                            13,137      524,148             0.0%
                  United Community Banks, Inc.                                        6,817      186,445             0.0%
                  United Community Financial Corp.                                      596        5,090             0.0%
                  United Financial Bancorp, Inc.                                      5,504       95,054             0.0%
                  United Fire Group, Inc.                                             2,765      121,660             0.0%
*                 United Security Bancshares                                          1,875       15,656             0.0%
                  Universal Insurance Holdings, Inc.                                  3,536       92,113             0.0%
                  Univest Corp. of Pennsylvania                                       2,249       68,145             0.0%
                  Unum Group                                                         29,554    1,369,237             0.1%
                  Validus Holdings, Ltd.                                              9,771      540,141             0.0%
                  Valley National Bancorp                                            27,249      320,448             0.0%
                  Value Line, Inc.                                                      300        5,244             0.0%
#                 Virtus Investment Partners, Inc.                                      750       79,800             0.0%
                  Voya Financial, Inc.                                               24,481      915,100             0.0%
#                 Waddell & Reed Financial, Inc. Class A                              9,308      167,451             0.0%
*                 Walker & Dunlop, Inc.                                               2,388      107,102             0.0%
                  Washington Federal, Inc.                                           11,396      384,045             0.0%
                  Washington Trust Bancorp, Inc.                                      1,700       83,640             0.0%
                  Waterstone Financial, Inc.                                          1,767       33,573             0.0%
                  Webster Financial Corp.                                            10,969      557,335             0.0%
                  Wells Fargo & Co.                                                 618,169   33,282,219             1.1%
                  WesBanco, Inc.                                                      4,109      163,579             0.0%
                  West Bancorporation, Inc.                                           2,033       47,369             0.0%
                  Westamerica Bancorporation                                          3,200      176,064             0.0%
*                 Western Alliance Bancorp                                           12,248      586,679             0.0%
                  Western New England Bancorp, Inc.                                   4,099       43,040             0.0%
                  Westwood Holdings Group, Inc.                                         700       39,060             0.0%
                  White Mountains Insurance Group, Ltd.                                 700      601,258             0.0%
                  Willis Towers Watson P.L.C.                                        16,390    2,173,642             0.1%
                  Wintrust Financial Corp.                                            5,808      411,555             0.0%
#                 WisdomTree Investments, Inc.                                       14,488      120,975             0.0%
*                 World Acceptance Corp.                                                100        5,290             0.0%
                  WR Berkley Corp.                                                   12,332      838,329             0.0%
                  WSFS Financial Corp.                                                4,531      213,863             0.0%
                  XL Group, Ltd.                                                     34,713    1,452,739             0.1%
                  Zions Bancorporation                                               25,393    1,016,482             0.1%
                                                                                            ------------ ---------------
Total Financials                                                                             450,629,355            14.9%
                                                                                            ------------ ---------------
Health Care -- (12.9%)
#                 Abaxis, Inc.                                                        2,807      126,399             0.0%
                  Abbott Laboratories                                               219,895    9,596,218             0.3%
                  AbbVie, Inc.                                                      205,939   13,579,618             0.5%
*                 ABIOMED, Inc.                                                       5,535      721,321             0.0%
#*                Acadia Healthcare Co., Inc.                                         8,794      383,243             0.0%
#*                ACADIA Pharmaceuticals, Inc.                                       12,115      415,908             0.0%
*                 Accuray, Inc.                                                         125          569             0.0%
                  Aceto Corp.                                                         4,554       72,181             0.0%
#*                Achillion Pharmaceuticals, Inc.                                     1,800        6,138             0.0%
*                 Acorda Therapeutics, Inc.                                           6,040       97,546             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Health Care -- (Continued)
*                 Addus HomeCare Corp.                                                 340 $    11,543             0.0%
                  Aetna, Inc.                                                       44,642   6,029,795             0.2%
                  Agilent Technologies, Inc.                                        40,366   2,222,148             0.1%
#*                Akorn, Inc.                                                       10,057     336,407             0.0%
#*                Albany Molecular Research, Inc.                                    3,400      54,434             0.0%
#*                Alere, Inc.                                                        9,719     477,883             0.0%
*                 Alexion Pharmaceuticals, Inc.                                     28,666   3,662,941             0.1%
#*                Align Technology, Inc.                                             9,211   1,239,985             0.1%
#*                Alkermes P.L.C.                                                   19,700   1,147,525             0.0%
                  Allergan P.L.C.                                                   47,018  11,465,809             0.4%
*                 Alliance HealthCare Services, Inc.                                 1,000      13,100             0.0%
*                 Allscripts Healthcare Solutions, Inc.                             22,760     272,437             0.0%
*                 Almost Family, Inc.                                                1,812      89,966             0.0%
#*                Alnylam Pharmaceuticals, Inc.                                      9,627     516,007             0.0%
*                 AMAG Pharmaceuticals, Inc.                                         4,612     112,533             0.0%
*                 Amedisys, Inc.                                                     3,037     164,605             0.0%
#                 AmerisourceBergen Corp.                                           21,328   1,749,962             0.1%
                  Amgen, Inc.                                                       92,185  15,055,654             0.5%
*                 AMN Healthcare Services, Inc.                                      6,328     258,499             0.0%
*                 Amphastar Pharmaceuticals, Inc.                                    2,755      41,601             0.0%
                  Analogic Corp.                                                     1,300      93,405             0.0%
*                 AngioDynamics, Inc.                                                1,572      24,397             0.0%
#*                ANI Pharmaceuticals, Inc.                                            786      42,538             0.0%
*                 Anika Therapeutics, Inc.                                           1,888      87,093             0.0%
                  Anthem, Inc.                                                      32,927   5,857,384             0.2%
*                 Aptevo Therapeutics, Inc.                                          2,299       4,598             0.0%
#*                AquaBounty Technologies, Inc.                                         26         202             0.0%
#*                Aralez Pharmaceuticals, Inc.                                       3,692       5,944             0.0%
#*                ArQule, Inc.                                                       2,900       2,871             0.0%
#*                athenahealth, Inc.                                                 4,898     480,053             0.0%
#                 Atrion Corp.                                                         200     103,420             0.0%
                  Baxter International, Inc.                                        64,819   3,609,122             0.1%
                  Becton Dickinson and Co.                                          26,637   4,980,320             0.2%
*                 Bio-Rad Laboratories, Inc. Class A                                 2,623     572,496             0.0%
                  Bio-Techne Corp.                                                   4,871     521,587             0.0%
*                 Biogen, Inc.                                                      27,534   7,467,496             0.3%
#*                BioMarin Pharmaceutical, Inc.                                     21,146   2,026,633             0.1%
#*                BioScrip, Inc.                                                     6,872      10,445             0.0%
*                 BioSpecifics Technologies Corp.                                      324      18,381             0.0%
*                 BioTelemetry, Inc.                                                 3,663     120,513             0.0%
*                 Bioverativ, Inc.                                                  13,767     809,637             0.0%
#*                Bluebird Bio, Inc.                                                 4,428     393,871             0.0%
*                 Boston Scientific Corp.                                          178,848   4,718,010             0.2%
                  Bristol-Myers Squibb Co.                                         207,633  11,637,830             0.4%
#*                Brookdale Senior Living, Inc.                                     20,613     267,763             0.0%
                  Bruker Corp.                                                      14,667     357,728             0.0%
*                 Cambrex Corp.                                                      3,827     227,132             0.0%
                  Cantel Medical Corp.                                               4,830     359,400             0.0%
#*                Capital Senior Living Corp.                                        3,849      53,771             0.0%
                  Cardinal Health, Inc.                                             40,513   2,940,839             0.1%
*                 Catalent, Inc.                                                    16,305     477,410             0.0%
*                 Celgene Corp.                                                     98,660  12,238,773             0.4%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Health Care -- (Continued)
*                 Centene Corp.                                                      20,944 $ 1,558,234             0.1%
#*                Cerner Corp.                                                       36,489   2,362,663             0.1%
*                 Charles River Laboratories International, Inc.                      6,100     547,170             0.0%
#                 Chemed Corp.                                                        2,300     463,174             0.0%
                  Cigna Corp.                                                        29,209   4,567,411             0.2%
*                 Community Health Systems, Inc.                                     13,689     117,862             0.0%
#                 Computer Programs & Systems, Inc.                                   1,145      31,430             0.0%
*                 Concert Pharmaceuticals, Inc.                                       2,800      44,436             0.0%
                  CONMED Corp.                                                        3,600     176,976             0.0%
                  Cooper Cos., Inc. (The)                                             5,856   1,173,132             0.1%
*                 Corcept Therapeutics, Inc.                                          9,081      86,633             0.0%
*                 CorVel Corp.                                                        1,800      80,100             0.0%
                  CR Bard, Inc.                                                       8,774   2,697,830             0.1%
*                 Cross Country Healthcare, Inc.                                      5,300      74,041             0.0%
*                 CryoLife, Inc.                                                      3,061      55,557             0.0%
#*                Cumberland Pharmaceuticals, Inc.                                    2,792      16,277             0.0%
*                 Cutera, Inc.                                                        1,850      36,168             0.0%
                  Danaher Corp.                                                      79,947   6,661,984             0.2%
*                 DaVita, Inc.                                                       20,640   1,424,366             0.1%
                  DENTSPLY SIRONA, Inc.                                              28,253   1,786,720             0.1%
#*                Depomed, Inc.                                                       8,100      97,119             0.0%
#*                DexCom, Inc.                                                       10,286     801,897             0.0%
*                 Diplomat Pharmacy, Inc.                                             2,655      41,418             0.0%
*                 Edwards Lifesciences Corp.                                         26,529   2,909,435             0.1%
                  Eli Lilly & Co.                                                   125,439  10,293,524             0.4%
*                 Emergent BioSolutions, Inc.                                         4,598     137,526             0.0%
#*                Endo International P.L.C.                                          24,480     278,338             0.0%
                  Ensign Group, Inc. (The)                                            6,268     112,511             0.0%
#*                Envision Healthcare Corp.                                          13,925     780,218             0.0%
*                 Enzo Biochem, Inc.                                                  3,718      32,718             0.0%
*                 Exactech, Inc.                                                      1,400      41,510             0.0%
*                 Exelixis, Inc.                                                     39,633     887,779             0.0%
*                 Express Scripts Holding Co.                                        78,195   4,796,481             0.2%
*                 Five Prime Therapeutics, Inc.                                       3,725     129,853             0.0%
*                 Five Star Senior Living, Inc.                                         915       1,739             0.0%
#*                Genesis Healthcare, Inc.                                            2,400       5,808             0.0%
                  Gilead Sciences, Inc.                                             163,687  11,220,744             0.4%
#*                Globus Medical, Inc. Class A                                       10,657     323,227             0.0%
*                 Haemonetics Corp.                                                   5,980     250,442             0.0%
*                 Halyard Health, Inc.                                                5,003     197,618             0.0%
#*                Hanger, Inc.                                                        3,139      41,090             0.0%
*                 Harvard Bioscience, Inc.                                            4,139       9,934             0.0%
*                 HCA Holdings, Inc.                                                 38,901   3,275,853             0.1%
#*                HealthEquity, Inc.                                                  5,650     257,188             0.0%
                  HealthSouth Corp.                                                  11,419     535,551             0.0%
*                 HealthStream, Inc.                                                  2,809      78,062             0.0%
#*                Henry Schein, Inc.                                                  9,946   1,728,615             0.1%
                  Hill-Rom Holdings, Inc.                                             8,528     645,058             0.0%
*                 HMS Holdings Corp.                                                 10,350     211,864             0.0%
*                 Hologic, Inc.                                                      32,851   1,483,223             0.1%
#*                Horizon Pharma P.L.C.                                              15,973     245,665             0.0%
                  Humana, Inc.                                                       19,105   4,240,928             0.2%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Health Care -- (Continued)
*                 ICU Medical, Inc.                                                  1,850 $   284,530             0.0%
#*                IDEXX Laboratories, Inc.                                          11,600   1,945,668             0.1%
#*                Illumina, Inc.                                                    17,996   3,326,741             0.1%
*                 Impax Laboratories, Inc.                                           7,940     111,557             0.0%
*                 INC Research Holdings, Inc. Class A                                6,584     296,280             0.0%
#*                Incyte Corp.                                                      21,662   2,692,153             0.1%
*                 Inogen, Inc.                                                       2,436     201,920             0.0%
#*                Insys Therapeutics, Inc.                                           2,202      24,773             0.0%
*                 Integer Holdings Corp.                                             2,750     101,063             0.0%
#*                Integra LifeSciences Holdings Corp.                                8,200     376,954             0.0%
#*                Intuitive Surgical, Inc.                                           4,796   4,008,833             0.1%
                  Invacare Corp.                                                     1,244      18,287             0.0%
#*                Ionis Pharmaceuticals, Inc.                                       14,942     720,055             0.0%
*                 Jazz Pharmaceuticals P.L.C.                                        7,746   1,233,783             0.1%
                  Johnson & Johnson                                                349,199  43,115,601             1.4%
                  Kindred Healthcare, Inc.                                           6,692      64,243             0.0%
*                 Kite Pharma, Inc.                                                  5,339     438,225             0.0%
*                 Laboratory Corp. of America Holdings                              12,184   1,707,588             0.1%
                  Landauer, Inc.                                                     1,153      60,648             0.0%
#*                Lannett Co., Inc.                                                  2,787      72,462             0.0%
                  LeMaitre Vascular, Inc.                                            2,283      67,919             0.0%
*                 LHC Group, Inc.                                                    1,463      79,148             0.0%
*                 LifePoint Health, Inc.                                             5,824     361,962             0.0%
#*                Ligand Pharmaceuticals, Inc.                                       1,893     210,445             0.0%
*                 LivaNova P.L.C.                                                    2,900     152,830             0.0%
                  Luminex Corp.                                                      3,762      70,838             0.0%
*                 Magellan Health, Inc.                                              2,600     178,880             0.0%
*                 Mallinckrodt P.L.C.                                               13,895     651,953             0.0%
*                 Masimo Corp.                                                       5,982     614,591             0.0%
                  McKesson Corp.                                                    27,723   3,833,814             0.1%
#*                Medicines Co. (The)                                                7,940     391,601             0.0%
*                 MediciNova, Inc.                                                     500       2,875             0.0%
#*                Medidata Solutions, Inc.                                             600      39,258             0.0%
#*                MEDNAX, Inc.                                                      11,228     677,722             0.0%
                  Medtronic P.L.C.                                                 174,527  14,501,448             0.5%
                  Merck & Co., Inc.                                                353,370  22,025,552             0.7%
#                 Meridian Bioscience, Inc.                                          4,363      64,572             0.0%
*                 Merit Medical Systems, Inc.                                        4,472     150,706             0.0%
*                 Mettler-Toledo International, Inc.                                 3,400   1,745,628             0.1%
#*                Molina Healthcare, Inc.                                            6,393     318,307             0.0%
*                 Momenta Pharmaceuticals, Inc.                                      4,800      68,880             0.0%
*                 Mylan NV                                                          50,501   1,886,212             0.1%
#*                Myriad Genetics, Inc.                                              9,000     165,510             0.0%
                  National HealthCare Corp.                                          1,000      74,420             0.0%
                  National Research Corp. Class A                                      600      14,880             0.0%
                  National Research Corp. Class B                                      100       4,218             0.0%
*                 Natus Medical, Inc.                                                4,206     147,210             0.0%
*                 Neogen Corp.                                                       3,711     231,307             0.0%
#*                Neurocrine Biosciences, Inc.                                      10,157     542,384             0.0%
#*                NewLink Genetics Corp.                                             2,512      46,949             0.0%
*                 NuVasive, Inc.                                                     6,017     436,293             0.0%
*                 Nuvectra Corp.                                                       916       7,493             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Health Care -- (Continued)
*                 Omnicell, Inc.                                                     4,051 $   167,711             0.0%
#*                OPKO Health, Inc.                                                 37,042     287,816             0.0%
*                 OraSure Technologies, Inc.                                         4,876      63,924             0.0%
*                 Orthofix International NV                                          2,122      83,925             0.0%
#                 Owens & Minor, Inc.                                                6,767     234,477             0.0%
*                 PAREXEL International Corp.                                        6,325     403,725             0.0%
#                 Patterson Cos., Inc.                                              10,936     486,543             0.0%
#                 PDL BioPharma, Inc.                                               14,616      32,886             0.0%
                  PerkinElmer, Inc.                                                 13,500     802,035             0.0%
#                 Perrigo Co. P.L.C.                                                14,542   1,075,235             0.0%
                  Pfizer, Inc.                                                     767,124  26,020,846             0.9%
*                 PharMerica Corp.                                                   2,600      61,360             0.0%
                  Phibro Animal Health Corp. Class A                                 1,175      34,956             0.0%
*                 PRA Health Sciences, Inc.                                          4,435     283,663             0.0%
#*                Premier, Inc. Class A                                              4,900     165,620             0.0%
*                 Prestige Brands Holdings, Inc.                                     6,011     345,092             0.0%
#*                Progenics Pharmaceuticals, Inc.                                    3,300      26,136             0.0%
*                 ProPhase Labs, Inc.                                                  350         707             0.0%
*                 Providence Service Corp. (The)                                     1,602      70,488             0.0%
*                 Quality Systems, Inc.                                              4,000      57,040             0.0%
                  Quest Diagnostics, Inc.                                           16,526   1,743,658             0.1%
#*                Quidel Corp.                                                       2,861      69,150             0.0%
#*                Quintiles IMS Holdings, Inc.                                      18,331   1,544,937             0.1%
*                 Quorum Health Corp.                                                3,422      14,612             0.0%
*                 RadNet, Inc.                                                       1,992      12,052             0.0%
*                 Regeneron Pharmaceuticals, Inc.                                    9,735   3,781,950             0.1%
*                 Repligen Corp.                                                     3,600     132,444             0.0%
#                 ResMed, Inc.                                                      17,341   1,179,015             0.1%
#*                Retrophin, Inc.                                                    4,172      81,729             0.0%
*                 Rigel Pharmaceuticals, Inc.                                        5,853      17,500             0.0%
*                 RTI Surgical, Inc.                                                 5,843      23,664             0.0%
*                 SciClone Pharmaceuticals, Inc.                                     2,710      26,152             0.0%
*                 SeaSpine Holdings Corp.                                              866       6,937             0.0%
#*                Seattle Genetics, Inc.                                            13,184     900,467             0.0%
*                 Select Medical Holdings Corp.                                      8,334     114,592             0.0%
*                 Spectrum Pharmaceuticals, Inc.                                     6,160      46,878             0.0%
                  STERIS P.L.C.                                                     10,766     794,531             0.0%
                  Stryker Corp.                                                     42,585   5,807,316             0.2%
#*                Sucampo Pharmaceuticals, Inc. Class A                              3,016      30,612             0.0%
*                 Supernus Pharmaceuticals, Inc.                                     3,645     118,827             0.0%
*                 Surmodics, Inc.                                                    1,400      31,990             0.0%
#*                Taro Pharmaceutical Industries, Ltd.                               2,023     236,388             0.0%
                  Teleflex, Inc.                                                     5,573   1,152,998             0.1%
#*                Tenet Healthcare Corp.                                            11,700     183,339             0.0%
#*                TESARO, Inc.                                                       4,472     660,022             0.0%
                  Thermo Fisher Scientific, Inc.                                    49,420   8,170,609             0.3%
*                 Tivity Health, Inc.                                                4,800     161,280             0.0%
*                 Triple-S Management Corp. Class B                                  2,513      45,485             0.0%
*                 United Therapeutics Corp.                                          5,524     694,367             0.0%
                  UnitedHealth Group, Inc.                                         123,733  21,638,427             0.7%
                  Universal Health Services, Inc. Class B                           11,283   1,362,535             0.1%
                  US Physical Therapy, Inc.                                          1,602     105,091             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------ ------------ ---------------
Health Care -- (Continued)
                  Utah Medical Products, Inc.                                         276 $     17,278             0.0%
#*                Varex Imaging Corp.                                               4,622      155,114             0.0%
#*                Varian Medical Systems, Inc.                                     11,557    1,048,682             0.0%
*                 VCA, Inc.                                                         9,932      909,473             0.0%
#*                Veeva Systems, Inc. Class A                                      12,010      643,976             0.0%
*                 Vertex Pharmaceuticals, Inc.                                     29,233    3,458,264             0.1%
#*                VWR Corp.                                                        11,250      317,925             0.0%
*                 Waters Corp.                                                      9,800    1,664,922             0.1%
*                 WellCare Health Plans, Inc.                                       5,500      843,755             0.0%
                  West Pharmaceutical Services, Inc.                                9,389      864,070             0.0%
#*                Wright Medical Group NV                                          10,447      317,484             0.0%
*                 Xencor, Inc.                                                      2,476       63,559             0.0%
                  Zimmer Biomet Holdings, Inc.                                     24,251    2,901,632             0.1%
                  Zoetis, Inc.                                                     60,299    3,383,377             0.1%
                                                                                          ------------ ---------------
Total Health Care                                                                          409,238,556            13.5%
                                                                                          ------------ ---------------
Industrials -- (10.6%)
                  3M Co.                                                           76,866   15,052,669             0.5%
                  AAON, Inc.                                                        5,518      202,235             0.0%
                  AAR Corp.                                                         3,583      128,952             0.0%
                  ABM Industries, Inc.                                              5,715      246,831             0.0%
*                 Acacia Research Corp.                                             4,362       23,773             0.0%
*                 ACCO Brands Corp.                                                14,620      208,335             0.0%
                  Acme United Corp.                                                   400       11,600             0.0%
                  Actuant Corp. Class A                                             7,200      196,560             0.0%
#                 Acuity Brands, Inc.                                               5,582      982,990             0.1%
#                 Advanced Drainage Systems, Inc.                                   4,700      108,335             0.0%
*                 Advisory Board Co. (The)                                          4,814      245,995             0.0%
*                 AECOM                                                            19,559      669,113             0.0%
*                 Aegion Corp.                                                      6,240      142,397             0.0%
*                 Aerojet Rocketdyne Holdings, Inc.                                 7,762      173,946             0.0%
#*                Aerovironment, Inc.                                               2,727       77,910             0.0%
                  AGCO Corp.                                                        8,213      525,550             0.0%
                  Air Lease Corp.                                                  11,893      453,599             0.0%
*                 Air Transport Services Group, Inc.                                5,209       95,794             0.0%
                  Alamo Group, Inc.                                                   789       62,378             0.0%
                  Alaska Air Group, Inc.                                           15,664    1,332,850             0.1%
                  Albany International Corp. Class A                                4,033      196,609             0.0%
                  Allegiant Travel Co.                                              1,647      239,474             0.0%
                  Allegion P.L.C.                                                  12,131      953,982             0.0%
                  Allison Transmission Holdings, Inc.                              19,770      764,704             0.0%
                  Altra Industrial Motion Corp.                                     4,206      185,695             0.0%
                  AMERCO                                                            1,054      394,681             0.0%
*                 Ameresco, Inc. Class A                                            1,700       10,965             0.0%
#                 American Airlines Group, Inc.                                    69,200    2,949,304             0.1%
#                 American Railcar Industries, Inc.                                 1,606       67,372             0.0%
*                 American Woodmark Corp.                                           1,645      151,175             0.0%
#                 AMETEK, Inc.                                                     28,023    1,602,916             0.1%
                  AO Smith Corp.                                                   19,664    1,059,496             0.1%
#                 Apogee Enterprises, Inc.                                          3,751      204,429             0.0%
                  Applied Industrial Technologies, Inc.                             4,882      312,448             0.0%
*                 ARC Document Solutions, Inc.                                      3,000       11,040             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
Industrials -- (Continued)
                  ArcBest Corp.                                                      3,000 $    79,350             0.0%
                  Arconic, Inc.                                                     52,200   1,426,626             0.1%
                  Argan, Inc.                                                        2,247     150,212             0.0%
*                 Armstrong Flooring, Inc.                                           2,667      51,180             0.0%
*                 Armstrong World Industries, Inc.                                   5,335     249,411             0.0%
                  Astec Industries, Inc.                                             2,360     149,506             0.0%
*                 Astronics Corp.                                                    2,458      79,910             0.0%
#*                Astronics Corp. Class B                                            1,462      47,383             0.0%
*                 Atlas Air Worldwide Holdings, Inc.                                 3,609     209,322             0.0%
#*                Avis Budget Group, Inc.                                           11,377     346,998             0.0%
#*                Axon Enterprise, Inc.                                              5,800     142,564             0.0%
                  AZZ, Inc.                                                          3,800     224,390             0.0%
*                 Babcock & Wilcox Enterprises, Inc.                                 5,834      54,665             0.0%
                  Barnes Group, Inc.                                                 7,772     427,227             0.0%
                  Barrett Business Services, Inc.                                      825      47,570             0.0%
*                 Beacon Roofing Supply, Inc.                                        6,843     339,208             0.0%
*                 BMC Stock Holdings, Inc.                                           4,948     115,288             0.0%
                  Boeing Co. (The)                                                  75,795  14,009,190             0.5%
                  Brady Corp. Class A                                                6,680     260,186             0.0%
                  Briggs & Stratton Corp.                                            4,639     115,929             0.0%
                  Brink's Co. (The)                                                  6,859     421,143             0.0%
*                 Builders FirstSource, Inc.                                        11,596     185,652             0.0%
                  BWX Technologies, Inc.                                            12,816     630,163             0.0%
*                 CAI International, Inc.                                            1,400      28,868             0.0%
                  Carlisle Cos., Inc.                                                8,398     851,473             0.0%
*                 Casella Waste Systems, Inc. Class A                                4,538      68,297             0.0%
                  Caterpillar, Inc.                                                 75,504   7,721,039             0.3%
*                 CBIZ, Inc.                                                         5,600      88,200             0.0%
*                 CDI Corp.                                                          1,100       8,965             0.0%
                  CECO Environmental Corp.                                           1,246      14,067             0.0%
#                 Celadon Group, Inc.                                                3,823      15,101             0.0%
#                 CH Robinson Worldwide, Inc.                                       17,200   1,250,440             0.1%
*                 Chart Industries, Inc.                                             3,701     135,124             0.0%
                  Chicago Bridge & Iron Co. NV                                      12,665     380,963             0.0%
#                 Cintas Corp.                                                      10,900   1,334,923             0.1%
                  CIRCOR International, Inc.                                         1,580     105,402             0.0%
*                 Civeo Corp.                                                       11,400      34,086             0.0%
*                 Clean Harbors, Inc.                                                7,136     414,673             0.0%
*                 Colfax Corp.                                                      10,987     444,644             0.0%
                  Columbus McKinnon Corp.                                            2,000      52,260             0.0%
                  Comfort Systems USA, Inc.                                          4,929     180,894             0.0%
*                 Command Security Corp.                                             1,531       3,873             0.0%
*                 Commercial Vehicle Group, Inc.                                     2,700      24,003             0.0%
*                 Continental Building Products, Inc.                                5,343     130,102             0.0%
                  Copa Holdings SA Class A                                           3,720     433,082             0.0%
*                 Copart, Inc.                                                      28,006     865,385             0.0%
#                 Covanta Holding Corp.                                             14,735     214,394             0.0%
*                 Covenant Transportation Group, Inc. Class A                          779      14,591             0.0%
*                 CPI Aerostructures, Inc.                                             541       3,354             0.0%
                  CRA International, Inc.                                            1,100      41,734             0.0%
                  Crane Co.                                                          7,350     587,338             0.0%
*                 CSW Industrials, Inc.                                                344      12,178             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Industrials -- (Continued)
                  CSX Corp.                                                           119,553 $ 6,078,075             0.2%
                  Cubic Corp.                                                           2,550     132,345             0.0%
                  Cummins, Inc.                                                        20,466   3,089,138             0.1%
                  Curtiss-Wright Corp.                                                  5,700     532,722             0.0%
                  Deere & Co.                                                          35,100   3,917,511             0.1%
                  Delta Air Lines, Inc.                                                94,639   4,300,396             0.2%
#                 Deluxe Corp.                                                          6,298     452,889             0.0%
*                 DigitalGlobe, Inc.                                                    7,382     237,700             0.0%
#                 Donaldson Co., Inc.                                                  16,100     745,108             0.0%
                  Douglas Dynamics, Inc.                                                3,141     100,198             0.0%
                  Dover Corp.                                                          19,380   1,528,694             0.1%
*                 Ducommun, Inc.                                                        1,100      32,329             0.0%
                  Dun & Bradstreet Corp. (The)                                          4,600     504,206             0.0%
*                 DXP Enterprises, Inc.                                                 1,275      46,512             0.0%
#*                Dycom Industries, Inc.                                                3,988     421,372             0.0%
                  Eastern Co. (The)                                                       600      16,590             0.0%
                  Eaton Corp. P.L.C.                                                   57,036   4,314,203             0.2%
*                 Echo Global Logistics, Inc.                                           2,925      54,844             0.0%
                  EMCOR Group, Inc.                                                     8,359     549,521             0.0%
                  Emerson Electric Co.                                                 81,916   4,937,896             0.2%
                  Encore Wire Corp.                                                     3,200     141,440             0.0%
                  EnerSys                                                               5,200     432,172             0.0%
*                 Engility Holdings, Inc.                                               2,859      81,053             0.0%
                  Ennis, Inc.                                                           2,716      47,802             0.0%
                  EnPro Industries, Inc.                                                3,100     219,015             0.0%
                  Equifax, Inc.                                                        14,483   1,959,695             0.1%
                  ESCO Technologies, Inc.                                               2,716     159,837             0.0%
                  Essendant, Inc.                                                       4,517      75,434             0.0%
*                 Esterline Technologies Corp.                                          3,500     320,075             0.0%
#                 Expeditors International of Washington, Inc.                         22,436   1,258,435             0.1%
                  Exponent, Inc.                                                        3,054     186,752             0.0%
#                 Fastenal Co.                                                         35,753   1,597,444             0.1%
                  Federal Signal Corp.                                                  6,721     104,915             0.0%
                  FedEx Corp.                                                          32,365   6,139,640             0.2%
#                 Flowserve Corp.                                                      17,034     866,520             0.0%
                  Fluor Corp.                                                          17,309     888,298             0.0%
                  Fortive Corp.                                                        40,349   2,552,478             0.1%
                  Fortune Brands Home & Security, Inc.                                 19,072   1,215,649             0.1%
                  Forward Air Corp.                                                     4,083     217,093             0.0%
*                 Franklin Covey Co.                                                    1,500      31,875             0.0%
                  Franklin Electric Co., Inc.                                           5,400     221,940             0.0%
                  FreightCar America, Inc.                                              1,200      15,672             0.0%
*                 FTI Consulting, Inc.                                                  5,774     199,723             0.0%
*                 Fuel Tech, Inc.                                                       1,700       1,561             0.0%
#                 GATX Corp.                                                            4,700     281,530             0.0%
*                 Gencor Industries, Inc.                                                 600       9,960             0.0%
*                 Generac Holdings, Inc.                                                7,928     278,828             0.0%
                  General Cable Corp.                                                   5,629     101,322             0.0%
                  General Dynamics Corp.                                               33,146   6,423,363             0.2%
                  General Electric Co.                                              1,136,991  32,961,369             1.1%
#*                Genesee & Wyoming, Inc. Class A                                       7,385     500,408             0.0%
*                 Gibraltar Industries, Inc.                                            4,240     166,420             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
Industrials -- (Continued)
                  Global Brass & Copper Holdings, Inc.                               2,967 $   105,774             0.0%
#*                Global Power Equipment Group, Inc.                                 1,290       5,599             0.0%
*                 Goldfield Corp. (The)                                              1,983      10,807             0.0%
                  Gorman-Rupp Co. (The)                                              2,441      69,861             0.0%
*                 GP Strategies Corp.                                                1,842      49,918             0.0%
#                 Graco, Inc.                                                        7,222     778,893             0.0%
                  Graham Corp.                                                       1,500      33,105             0.0%
                  Granite Construction, Inc.                                         4,185     220,591             0.0%
*                 Great Lakes Dredge & Dock Corp.                                    6,665      30,326             0.0%
#                 Greenbrier Cos., Inc. (The)                                        2,169      94,243             0.0%
                  Griffon Corp.                                                      5,003     120,072             0.0%
                  H&E Equipment Services, Inc.                                       3,255      68,746             0.0%
                  Hardinge, Inc.                                                       700       7,350             0.0%
*                 Harsco Corp.                                                      11,788     153,833             0.0%
#*                Hawaiian Holdings, Inc.                                            5,838     317,003             0.0%
*                 HC2 Holdings, Inc.                                                   900       5,256             0.0%
*                 HD Supply Holdings, Inc.                                          25,171   1,014,391             0.1%
                  Healthcare Services Group, Inc.                                    8,963     411,491             0.0%
#                 Heartland Express, Inc.                                            5,162     103,859             0.0%
                  HEICO Corp.                                                        3,625     257,629             0.0%
                  HEICO Corp. Class A                                                7,064     433,008             0.0%
                  Heidrick & Struggles International, Inc.                           1,861      40,012             0.0%
*                 Herc Holdings, Inc.                                                3,876     176,242             0.0%
                  Herman Miller, Inc.                                                7,886     261,027             0.0%
#*                Hertz Global Holdings, Inc.                                        7,295     120,295             0.0%
                  Hexcel Corp.                                                      11,270     583,222             0.0%
*                 Hill International, Inc.                                           4,200      17,010             0.0%
                  Hillenbrand, Inc.                                                  8,097     298,779             0.0%
                  HNI Corp.                                                          5,673     265,269             0.0%
                  Honeywell International, Inc.                                     91,785  12,036,685             0.4%
                  Houston Wire & Cable Co.                                           2,370      14,813             0.0%
*                 Hub Group, Inc. Class A                                            4,335     169,715             0.0%
                  Hubbell, Inc.                                                      6,730     761,365             0.0%
                  Hudson Global, Inc.                                                3,600       5,058             0.0%
                  Huntington Ingalls Industries, Inc.                                5,791   1,163,354             0.1%
                  Hurco Cos., Inc.                                                     883      25,607             0.0%
*                 Huron Consulting Group, Inc.                                       2,384     106,088             0.0%
                  Hyster-Yale Materials Handling, Inc.                               1,066      64,077             0.0%
*                 ICF International, Inc.                                            1,750      77,263             0.0%
                  IDEX Corp.                                                         9,441     989,039             0.1%
*                 IES Holdings, Inc.                                                   858      17,160             0.0%
                  Illinois Tool Works, Inc.                                         40,302   5,565,303             0.2%
                  Ingersoll-Rand P.L.C.                                             31,895   2,830,681             0.1%
*                 InnerWorkings, Inc.                                                5,543      58,700             0.0%
*                 Innovative Solutions & Support, Inc.                               1,906       6,728             0.0%
                  Insperity, Inc.                                                    2,127     194,301             0.0%
                  Insteel Industries, Inc.                                           2,000      69,620             0.0%
                  Interface, Inc.                                                    7,269     144,653             0.0%
#*                Intersections, Inc.                                                1,231       6,032             0.0%
                  ITT, Inc.                                                         10,889     458,754             0.0%
                  Jacobs Engineering Group, Inc.                                    15,146     831,818             0.0%
                  JB Hunt Transport Services, Inc.                                  10,657     955,507             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Industrials -- (Continued)
*                 JetBlue Airways Corp.                                              40,500 $  884,115             0.0%
                  John Bean Technologies Corp.                                        3,598    318,963             0.0%
                  Johnson Controls International P.L.C.                             119,617  4,972,479             0.2%
                  Kadant, Inc.                                                          900     55,935             0.0%
                  Kaman Corp.                                                         3,749    179,989             0.0%
                  Kansas City Southern                                               12,659  1,140,196             0.1%
                  KAR Auction Services, Inc.                                         17,484    762,652             0.0%
                  KBR, Inc.                                                          15,190    213,419             0.0%
                  Kelly Services, Inc. Class A                                        3,211     71,670             0.0%
                  Kennametal, Inc.                                                    8,731    363,035             0.0%
*                 Key Technology, Inc.                                                  744      9,702             0.0%
                  Kforce, Inc.                                                        3,290     74,683             0.0%
                  Kimball International, Inc. Class B                                 5,500     97,735             0.0%
#*                Kirby Corp.                                                         6,685    471,961             0.0%
*                 KLX, Inc.                                                           6,951    328,782             0.0%
                  Knight Transportation, Inc.                                         7,655    262,566             0.0%
                  Knoll, Inc.                                                         5,103    122,268             0.0%
                  Korn/Ferry International                                            6,571    212,900             0.0%
#*                Kratos Defense & Security Solutions, Inc.                           3,728     28,407             0.0%
                  L3 Technologies, Inc.                                               9,787  1,681,113             0.1%
                  Landstar System, Inc.                                               5,210    445,194             0.0%
*                 Lawson Products, Inc.                                                 649     14,765             0.0%
*                 Layne Christensen Co.                                               1,700     13,549             0.0%
                  LB Foster Co. Class A                                                 581      8,250             0.0%
#                 Lennox International, Inc.                                          5,200    860,028             0.0%
                  Lincoln Electric Holdings, Inc.                                     8,460    753,194             0.0%
                  Lindsay Corp.                                                       1,349    117,174             0.0%
                  Lockheed Martin Corp.                                              33,318  8,977,535             0.3%
                  LSC Communications, Inc.                                            3,156     81,646             0.0%
                  LSI Industries, Inc.                                                2,400     21,768             0.0%
*                 Lydall, Inc.                                                        2,505    131,262             0.0%
                  Macquarie Infrastructure Corp.                                      9,022    734,120             0.0%
#*                Manitowoc Co., Inc. (The)                                          13,600     81,192             0.0%
                  ManpowerGroup, Inc.                                                 8,643    872,770             0.0%
                  Marten Transport, Ltd.                                              3,358     83,278             0.0%
                  Masco Corp.                                                        41,826  1,548,399             0.1%
*                 Masonite International Corp.                                        2,282    189,862             0.0%
*                 MasTec, Inc.                                                        7,800    344,370             0.0%
                  Matson, Inc.                                                        5,500    174,350             0.0%
                  Matthews International Corp. Class A                                3,280    224,844             0.0%
                  McGrath RentCorp                                                    2,486     86,538             0.0%
*                 Mercury Systems, Inc.                                               4,602    172,023             0.0%
*                 Meritor, Inc.                                                       9,997    178,047             0.0%
#*                Middleby Corp. (The)                                                7,043    958,764             0.1%
                  Miller Industries, Inc.                                             1,421     36,093             0.0%
*                 Mistras Group, Inc.                                                 1,002     22,545             0.0%
                  Mobile Mini, Inc.                                                   3,845    110,351             0.0%
*                 Moog, Inc. Class A                                                  3,953    271,373             0.0%
*                 MRC Global, Inc.                                                    9,795    178,563             0.0%
                  MSA Safety, Inc.                                                    4,181    325,491             0.0%
                  MSC Industrial Direct Co., Inc. Class A                             5,817    520,796             0.0%
                  Mueller Industries, Inc.                                            5,800    185,832             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Industrials -- (Continued)
                  Mueller Water Products, Inc. Class A                              31,833 $  358,121             0.0%
#                 Multi-Color Corp.                                                  1,486    114,125             0.0%
*                 MYR Group, Inc.                                                    2,509    106,030             0.0%
                  National Presto Industries, Inc.                                     737     76,906             0.0%
*                 Navigant Consulting, Inc.                                          4,323    103,622             0.0%
#*                Navistar International Corp.                                       2,365     63,642             0.0%
*                 NCI Building Systems, Inc.                                         3,774     66,045             0.0%
                  Nielsen Holdings P.L.C.                                           45,211  1,859,528             0.1%
*                 NL Industries, Inc.                                                3,428     27,767             0.0%
                  NN, Inc.                                                           1,461     40,324             0.0%
#                 Nordson Corp.                                                      6,470    810,044             0.0%
                  Norfolk Southern Corp.                                            36,940  4,340,081             0.2%
                  Northrop Grumman Corp.                                            21,419  5,268,217             0.2%
*                 NOW, Inc.                                                         11,296    192,145             0.0%
                  Old Dominion Freight Line, Inc.                                    7,700    681,604             0.0%
                  Omega Flex, Inc.                                                     302     16,963             0.0%
*                 On Assignment, Inc.                                                4,685    242,542             0.0%
                  Orbital ATK, Inc.                                                  7,415    734,085             0.0%
*                 Orion Energy Systems, Inc.                                           230        343             0.0%
*                 Orion Group Holdings, Inc.                                         2,500     18,875             0.0%
                  Oshkosh Corp.                                                      9,200    638,388             0.0%
                  Owens Corning                                                     13,944    848,492             0.0%
                  PACCAR, Inc.                                                      44,385  2,961,811             0.1%
*                 PAM Transportation Services, Inc.                                    235      4,411             0.0%
                  Park-Ohio Holdings Corp.                                           1,300     51,155             0.0%
                  Parker-Hannifin Corp.                                             16,826  2,705,621             0.1%
*                 Patrick Industries, Inc.                                           1,700    120,785             0.0%
*                 Pendrell Corp.                                                     1,212      7,442             0.0%
                  Pentair P.L.C.                                                    22,197  1,431,928             0.1%
*                 Perma-Pipe International Holdings, Inc.                            1,091      8,783             0.0%
*                 PGT Innovations, Inc.                                              3,609     39,338             0.0%
                  Pitney Bowes, Inc.                                                24,413    324,449             0.0%
*                 Ply Gem Holdings, Inc.                                             1,394     26,835             0.0%
                  Powell Industries, Inc.                                              700     24,143             0.0%
                  Primoris Services Corp.                                            3,064     70,380             0.0%
#*                Proto Labs, Inc.                                                   1,323     76,734             0.0%
                  Quad/Graphics, Inc.                                                2,303     60,477             0.0%
                  Quanex Building Products Corp.                                     3,800     77,520             0.0%
*                 Quanta Services, Inc.                                             17,167    608,398             0.0%
                  Raven Industries, Inc.                                             5,746    178,126             0.0%
                  Raytheon Co.                                                      36,915  5,729,577             0.2%
*                 RBC Bearings, Inc.                                                 2,929    293,779             0.0%
*                 RCM Technologies, Inc.                                               395      1,880             0.0%
                  Regal Beloit Corp.                                                 4,771    376,193             0.0%
                  Republic Services, Inc.                                           31,237  1,967,619             0.1%
                  Resources Connection, Inc.                                         4,266     59,297             0.0%
*                 Rexnord Corp.                                                     12,306    300,266             0.0%
*                 Roadrunner Transportation Systems, Inc.                            1,537     10,329             0.0%
                  Robert Half International, Inc.                                   15,593    718,058             0.0%
                  Rockwell Automation, Inc.                                         16,220  2,552,217             0.1%
                  Rockwell Collins, Inc.                                            20,102  2,092,417             0.1%
#                 Rollins, Inc.                                                     12,600    489,258             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Industrials -- (Continued)
#                 Roper Technologies, Inc.                                          12,744 $ 2,787,113             0.1%
*                 RPX Corp.                                                          2,672      34,308             0.0%
#                 RR Donnelley & Sons Co.                                            8,417     105,802             0.0%
*                 Rush Enterprises, Inc. Class A                                     2,675     100,981             0.0%
                  Ryder System, Inc.                                                 6,304     428,105             0.0%
*                 Saia, Inc.                                                         2,325     111,949             0.0%
#*                Sensata Technologies Holding NV                                   22,023     906,907             0.0%
*                 SIFCO Industries, Inc.                                               100         810             0.0%
                  Simpson Manufacturing Co., Inc.                                    3,827     159,624             0.0%
                  SkyWest, Inc.                                                      4,969     184,847             0.0%
                  Snap-on, Inc.                                                      6,986   1,170,365             0.1%
                  Southwest Airlines Co.                                            81,139   4,561,635             0.2%
*                 SP Plus Corp.                                                      2,343      80,716             0.0%
*                 Sparton Corp.                                                        400       8,908             0.0%
                  Spirit Aerosystems Holdings, Inc. Class A                         17,100     977,436             0.1%
*                 Spirit Airlines, Inc.                                              8,251     472,535             0.0%
*                 SPX Corp.                                                          3,900      93,834             0.0%
*                 SPX FLOW, Inc.                                                     3,900     140,946             0.0%
                  Standex International Corp.                                        1,820     170,989             0.0%
                  Stanley Black & Decker, Inc.                                      18,997   2,586,442             0.1%
                  Steelcase, Inc. Class A                                           13,910     237,165             0.0%
#*                Stericycle, Inc.                                                  10,328     881,392             0.0%
*                 Sterling Construction Co., Inc.                                    1,440      13,694             0.0%
                  Sun Hydraulics Corp.                                               2,235      86,807             0.0%
#*                Swift Transportation Co.                                           9,100     223,678             0.0%
#*                Team, Inc.                                                         2,701      72,657             0.0%
*                 Teledyne Technologies, Inc.                                        3,700     498,871             0.0%
                  Tennant Co.                                                        1,603     117,420             0.0%
                  Terex Corp.                                                       13,631     476,812             0.0%
                  Tetra Tech, Inc.                                                   6,326     278,028             0.0%
                  Textainer Group Holdings, Ltd.                                     2,100      31,395             0.0%
                  Textron, Inc.                                                     32,323   1,508,191             0.1%
*                 Thermon Group Holdings, Inc.                                       2,619      53,690             0.0%
                  Timken Co. (The)                                                   8,560     413,020             0.0%
                  Titan International, Inc.                                          4,800      51,408             0.0%
*                 Titan Machinery, Inc.                                              1,496      23,712             0.0%
                  Toro Co. (The)                                                    13,600     882,912             0.0%
#                 TransDigm Group, Inc.                                              6,517   1,607,939             0.1%
*                 TransUnion                                                        12,423     497,293             0.0%
*                 TRC Cos., Inc.                                                     3,000      52,500             0.0%
*                 Trex Co., Inc.                                                     3,359     245,845             0.0%
*                 TriMas Corp.                                                       3,678      84,410             0.0%
*                 TriNet Group, Inc.                                                 4,241     124,685             0.0%
                  Trinity Industries, Inc.                                          19,000     511,100             0.0%
                  Triton International, Ltd.                                         3,192      97,707             0.0%
#                 Triumph Group, Inc.                                                5,222     136,816             0.0%
*                 TrueBlue, Inc.                                                     4,300     117,605             0.0%
*                 Tutor Perini Corp.                                                 3,160      97,486             0.0%
*                 Twin Disc, Inc.                                                      668      13,093             0.0%
*                 Ultralife Corp.                                                    2,100      11,550             0.0%
                  UniFirst Corp.                                                     1,640     228,288             0.0%
                  Union Pacific Corp.                                              105,247  11,783,454             0.4%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------ ------------ ---------------
Industrials -- (Continued)
*                 United Continental Holdings, Inc.                                41,268 $  2,897,426             0.1%
                  United Parcel Service, Inc. Class B                              88,834    9,546,102             0.3%
*                 United Rentals, Inc.                                             10,912    1,196,610             0.1%
                  United Technologies Corp.                                        99,010   11,781,200             0.4%
*                 Univar, Inc.                                                     11,753      350,827             0.0%
                  Universal Forest Products, Inc.                                   1,900      181,051             0.0%
                  Universal Logistics Holdings, Inc.                                  888       12,388             0.0%
                  US Ecology, Inc.                                                  1,848       87,133             0.0%
*                 USA Truck, Inc.                                                   1,235        8,287             0.0%
#*                USG Corp.                                                        10,369      314,181             0.0%
                  Valmont Industries, Inc.                                          2,900      441,815             0.0%
*                 Vectrus, Inc.                                                     1,092       27,780             0.0%
*                 Verisk Analytics, Inc.                                           19,810    1,640,466             0.1%
*                 Veritiv Corp.                                                       831       42,921             0.0%
*                 Versar, Inc.                                                      1,500        2,040             0.0%
                  Viad Corp.                                                        1,850       83,620             0.0%
*                 Vicor Corp.                                                       1,200       21,600             0.0%
*                 Virco Manufacturing Corp.                                         1,718        7,817             0.0%
                  VSE Corp.                                                         1,600       68,240             0.0%
#                 Wabash National Corp.                                             6,947      158,253             0.0%
*                 WABCO Holdings, Inc.                                              7,200      855,864             0.0%
#                 Wabtec Corp.                                                     11,456      961,044             0.1%
                  Waste Management, Inc.                                           55,519    4,040,673             0.2%
                  Watsco, Inc.                                                      3,200      444,160             0.0%
                  Watts Water Technologies, Inc. Class A                            2,870      178,514             0.0%
*                 Welbilt, Inc.                                                    16,064      329,312             0.0%
#                 Werner Enterprises, Inc.                                          5,351      146,082             0.0%
*                 Wesco Aircraft Holdings, Inc.                                     7,013       85,208             0.0%
*                 WESCO International, Inc.                                         5,771      351,742             0.0%
                  West Corp.                                                        4,202      112,151             0.0%
*                 Willis Lease Finance Corp.                                          400        9,084             0.0%
                  Woodward, Inc.                                                    6,716      454,472             0.0%
#                 WW Grainger, Inc.                                                 6,800    1,310,360             0.1%
*                 XPO Logistics, Inc.                                              12,905      637,378             0.0%
                  Xylem, Inc.                                                      22,233    1,142,999             0.1%
*                 YRC Worldwide, Inc.                                               3,260       34,752             0.0%
                                                                                          ------------ ---------------
Total Industrials                                                                          336,986,605            11.1%
                                                                                          ------------ ---------------
Information Technology -- (21.4%)
#*                3D Systems Corp.                                                 10,300      163,049             0.0%
                  Accenture P.L.C. Class A                                         79,085    9,593,010             0.3%
#*                ACI Worldwide, Inc.                                              14,954      321,361             0.0%
                  Activision Blizzard, Inc.                                        75,845    3,962,901             0.1%
*                 Actua Corp.                                                       3,900       54,600             0.0%
*                 Acxiom Corp.                                                      8,528      246,459             0.0%
*                 ADDvantage Technologies Group, Inc.                                 400          716             0.0%
*                 Adobe Systems, Inc.                                              63,048    8,432,039             0.3%
                  ADTRAN, Inc.                                                      5,562      111,240             0.0%
*                 Advanced Energy Industries, Inc.                                  4,859      358,594             0.0%
#*                Advanced Micro Devices, Inc.                                     95,391    1,268,700             0.1%
*                 Agilysys, Inc.                                                    2,000       19,800             0.0%
*                 Akamai Technologies, Inc.                                        21,069    1,283,945             0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Information Technology -- (Continued)
#                 Alliance Data Systems Corp.                                        6,588 $ 1,644,562             0.1%
*                 Alpha & Omega Semiconductor, Ltd.                                  1,918      31,743             0.0%
*                 Alphabet, Inc. Class A                                            38,439  35,537,624             1.2%
*                 Alphabet, Inc. Class C                                            40,254  36,468,514             1.2%
#*                Ambarella, Inc.                                                      309      17,372             0.0%
                  Amdocs, Ltd.                                                      17,972   1,100,605             0.1%
                  American Software, Inc. Class A                                    2,676      29,356             0.0%
*                 Amkor Technology, Inc.                                            11,015     129,757             0.0%
                  Amphenol Corp. Class A                                            37,828   2,735,343             0.1%
                  Analog Devices, Inc.                                              47,409   3,612,566             0.1%
*                 Anixter International, Inc.                                        3,546     289,176             0.0%
*                 ANSYS, Inc.                                                       11,392   1,254,943             0.1%
                  Apple, Inc.                                                      680,095  97,695,647             3.2%
                  Applied Materials, Inc.                                          140,692   5,713,502             0.2%
#*                Applied Optoelectronics, Inc.                                      1,642      81,098             0.0%
#*                Arista Networks, Inc.                                              5,686     793,993             0.0%
*                 ARRIS International P.L.C.                                        23,050     599,069             0.0%
*                 Arrow Electronics, Inc.                                           11,300     796,650             0.0%
*                 Aspen Technology, Inc.                                            11,112     683,277             0.0%
#*                Autodesk, Inc.                                                    25,509   2,297,596             0.1%
                  Automatic Data Processing, Inc.                                   57,022   5,958,229             0.2%
*                 Aviat Networks, Inc.                                                 506       8,445             0.0%
#*                Avid Technology, Inc.                                              3,971      22,257             0.0%
                  Avnet, Inc.                                                       16,772     648,909             0.0%
                  AVX Corp.                                                          6,815     115,242             0.0%
*                 Aware, Inc.                                                        2,752      13,210             0.0%
*                 Axcelis Technologies, Inc.                                         2,125      40,906             0.0%
                  Badger Meter, Inc.                                                 4,800     190,800             0.0%
*                 Bankrate, Inc.                                                     3,008      31,885             0.0%
*                 Barracuda Networks, Inc.                                           2,826      57,453             0.0%
*                 Bazaarvoice, Inc.                                                 12,394      58,252             0.0%
                  Bel Fuse, Inc. Class B                                             1,175      28,435             0.0%
#                 Belden, Inc.                                                       5,549     386,765             0.0%
*                 Benchmark Electronics, Inc.                                        4,988     158,120             0.0%
                  Black Box Corp.                                                    2,047      20,265             0.0%
#*                Black Knight Financial Services, Inc. Class A                      3,169     131,197             0.0%
#                 Blackbaud, Inc.                                                    6,100     490,501             0.0%
*                 Blackhawk Network Holdings, Inc.                                   6,606     267,213             0.0%
*                 Blucora, Inc.                                                      5,747     106,032             0.0%
                  Booz Allen Hamilton Holding Corp.                                 20,028     719,606             0.0%
*                 Bottomline Technologies de, Inc.                                   3,763      87,678             0.0%
                  Broadcom, Ltd.                                                    51,636  11,401,745             0.4%
                  Broadridge Financial Solutions, Inc.                              14,590   1,020,425             0.0%
                  Brocade Communications Systems, Inc.                              57,223     719,293             0.0%
                  Brooks Automation, Inc.                                            7,686     194,148             0.0%
                  CA, Inc.                                                          37,007   1,214,940             0.1%
                  Cabot Microelectronics Corp.                                       4,000     313,400             0.0%
*                 CACI International, Inc. Class A                                   2,968     350,224             0.0%
*                 Cadence Design Systems, Inc.                                      36,622   1,192,779             0.1%
*                 CalAmp Corp.                                                       5,287      94,849             0.0%
*                 Calix, Inc.                                                        3,886      26,036             0.0%
*                 Carbonite, Inc.                                                    2,025      43,740             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Information Technology -- (Continued)
*                 Cardtronics P.L.C. Class A                                         5,453 $   226,736             0.0%
                  Cass Information Systems, Inc.                                     1,118      74,313             0.0%
#*                Cavium, Inc.                                                       9,743     670,806             0.0%
                  CDK Global, Inc.                                                  16,506   1,073,055             0.1%
                  CDW Corp.                                                         18,056   1,066,929             0.1%
*                 Ceva, Inc.                                                         1,916      68,976             0.0%
#*                Ciena Corp.                                                       18,046     413,434             0.0%
#*                Cimpress NV                                                        3,505     287,690             0.0%
*                 Cirrus Logic, Inc.                                                 7,925     509,974             0.0%
                  Cisco Systems, Inc.                                              641,996  21,872,804             0.7%
*                 Citrix Systems, Inc.                                              19,517   1,579,706             0.1%
*                 Clearfield, Inc.                                                     574       8,122             0.0%
                  Cognex Corp.                                                      11,136     950,346             0.0%
*                 Cognizant Technology Solutions Corp. Class A                      77,441   4,664,271             0.2%
*                 Coherent, Inc.                                                     3,248     700,269             0.0%
                  Cohu, Inc.                                                         1,500      28,095             0.0%
*                 CommerceHub, Inc. Series A                                         1,456      23,296             0.0%
*                 CommerceHub, Inc. Series C                                         2,912      46,359             0.0%
*                 CommScope Holding Co., Inc.                                       24,825   1,043,643             0.1%
                  Communications Systems, Inc.                                       1,155       4,978             0.0%
                  Computer Task Group, Inc.                                          1,400       8,302             0.0%
                  Comtech Telecommunications Corp.                                   1,794      25,134             0.0%
*                 Conduent, Inc.                                                    23,477     382,910             0.0%
                  Convergys Corp.                                                   11,700     263,367             0.0%
*                 CoreLogic, Inc.                                                   11,749     502,152             0.0%
                  Corning, Inc.                                                    125,954   3,633,773             0.1%
#*                CoStar Group, Inc.                                                 4,333   1,043,776             0.1%
*                 Covisint Corp.                                                     2,786       5,572             0.0%
*                 Cray, Inc.                                                         5,750     102,925             0.0%
*                 Cree, Inc.                                                        12,370     270,656             0.0%
                  CSG Systems International, Inc.                                    4,900     183,799             0.0%
                  CSRA, Inc.                                                        21,932     637,783             0.0%
                  CTS Corp.                                                          5,571     123,119             0.0%
*                 CyberOptics Corp.                                                  1,199      25,958             0.0%
#                 Cypress Semiconductor Corp.                                       45,797     641,616             0.0%
                  Daktronics, Inc.                                                   4,150      39,259             0.0%
*                 Dell Technologies, Inc. Class V                                   24,894   1,670,636             0.1%
*                 DHI Group, Inc.                                                    4,237      16,312             0.0%
#                 Diebold Nixdorf, Inc.                                              9,200     259,440             0.0%
*                 Digi International, Inc.                                           2,040      25,296             0.0%
*                 Diodes, Inc.                                                       3,450      80,695             0.0%
                  Dolby Laboratories, Inc. Class A                                   7,903     416,725             0.0%
*                 DSP Group, Inc.                                                    3,109      38,707             0.0%
                  DST Systems, Inc.                                                  4,093     503,889             0.0%
*                 DXC Technology Co.                                                36,764   2,769,800             0.1%
*                 Eastman Kodak Co.                                                    399       4,389             0.0%
*                 eBay, Inc.                                                       132,294   4,419,943             0.2%
#                 Ebix, Inc.                                                         2,616     161,407             0.0%
*                 EchoStar Corp. Class A                                             5,601     322,394             0.0%
*                 Edgewater Technology, Inc.                                         1,000       7,270             0.0%
*                 Electro Scientific Industries, Inc.                                2,430      16,961             0.0%
*                 Electronic Arts, Inc.                                             39,164   3,713,530             0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Information Technology -- (Continued)
*                 Electronics for Imaging, Inc.                                      6,167 $   282,325             0.0%
#*                Ellie Mae, Inc.                                                    3,700     376,512             0.0%
*                 eMagin Corp.                                                       2,210       5,083             0.0%
                  Emcore Corp.                                                         827       7,443             0.0%
#*                EnerNOC, Inc.                                                      2,080      11,752             0.0%
*                 Entegris, Inc.                                                    20,172     500,266             0.0%
#*                Envestnet, Inc.                                                    3,212     111,778             0.0%
*                 EPAM Systems, Inc.                                                 6,235     480,095             0.0%
*                 ePlus, Inc.                                                        1,600     114,000             0.0%
*                 Euronet Worldwide, Inc.                                            6,400     528,768             0.0%
*                 Everi Holdings, Inc.                                               5,930      37,655             0.0%
*                 Exar Corp.                                                         6,800      88,468             0.0%
*                 ExlService Holdings, Inc.                                          4,142     197,615             0.0%
*                 Extreme Networks, Inc.                                            15,841     123,797             0.0%
*                 F5 Networks, Inc.                                                  8,448   1,090,890             0.1%
*                 Fabrinet                                                           3,226     111,845             0.0%
*                 Facebook, Inc. Class A                                           305,279  45,868,170             1.5%
                  Fair Isaac Corp.                                                   4,225     572,403             0.0%
*                 FARO Technologies, Inc.                                            2,100      76,965             0.0%
                  Fidelity National Information Services, Inc.                      40,173   3,382,165             0.1%
*                 Finisar Corp.                                                     14,575     332,893             0.0%
#*                FireEye, Inc.                                                     13,300     166,383             0.0%
#*                First Data Corp. Class A                                          35,376     552,573             0.0%
#*                First Solar, Inc.                                                  9,139     270,057             0.0%
*                 Fiserv, Inc.                                                      28,070   3,344,260             0.1%
#*                Fitbit, Inc. Class A                                               4,204      24,047             0.0%
*                 FleetCor Technologies, Inc.                                       12,033   1,698,338             0.1%
*                 Flex, Ltd.                                                        69,859   1,080,020             0.1%
                  FLIR Systems, Inc.                                                16,900     620,737             0.0%
*                 FormFactor, Inc.                                                   7,217      80,109             0.0%
                  Forrester Research, Inc.                                           1,137      46,105             0.0%
*                 Fortinet, Inc.                                                    20,161     786,279             0.0%
*                 Frequency Electronics, Inc.                                          798       8,379             0.0%
*                 Gartner, Inc.                                                     11,802   1,346,490             0.1%
#                 Genpact, Ltd.                                                     19,693     480,903             0.0%
                  Global Payments, Inc.                                             20,367   1,665,206             0.1%
*                 Globant SA                                                         1,246      47,211             0.0%
#*                Glu Mobile, Inc.                                                   1,098       2,536             0.0%
#*                GoDaddy, Inc. Class A                                              6,559     255,276             0.0%
#*                GrubHub, Inc.                                                      8,857     380,674             0.0%
*                 GSE Systems, Inc.                                                  1,745       5,933             0.0%
*                 GSI Technology, Inc.                                               2,032      16,317             0.0%
*                 GTT Communications, Inc.                                           5,314     146,135             0.0%
#*                Guidewire Software, Inc.                                           9,235     567,860             0.0%
                  Hackett Group, Inc. (The)                                          5,500     109,065             0.0%
#*                Harmonic, Inc.                                                    10,205      59,189             0.0%
                  Harris Corp.                                                      15,354   1,717,959             0.1%
                  Hewlett Packard Enterprise Co.                                   216,828   4,039,506             0.1%
                  HP, Inc.                                                         223,228   4,201,151             0.2%
*                 IAC/InterActiveCorp                                                9,568     794,240             0.0%
*                 ID Systems, Inc.                                                   1,700      11,169             0.0%
*                 IEC Electronics Corp.                                                638       2,463             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Information Technology -- (Continued)
*                 II-VI, Inc.                                                        4,886 $   161,971             0.0%
#*                Immersion Corp.                                                      597       5,236             0.0%
#*                Infinera Corp.                                                    13,690     135,805             0.0%
*                 Innodata, Inc.                                                     2,754       5,783             0.0%
*                 Insight Enterprises, Inc.                                          4,020     169,242             0.0%
*                 Integrated Device Technology, Inc.                                17,881     428,965             0.0%
                  Intel Corp.                                                      612,023  22,124,631             0.7%
                  InterDigital, Inc.                                                 4,500     404,550             0.0%
#*                Internap Corp.                                                     7,852      24,341             0.0%
                  International Business Machines Corp.                            116,135  18,615,279             0.6%
*                 Intevac, Inc.                                                      2,384      30,396             0.0%
*                 IntriCon Corp.                                                       800       7,120             0.0%
                  Intuit, Inc.                                                      30,714   3,845,700             0.1%
#*                InvenSense, Inc.                                                     877      11,278             0.0%
#*                IPG Photonics Corp.                                                4,576     578,040             0.0%
*                 Iteris, Inc.                                                         600       3,174             0.0%
*                 Itron, Inc.                                                        5,589     362,447             0.0%
                  IXYS Corp.                                                         2,391      33,354             0.0%
#                 j2 Global, Inc.                                                    6,183     557,954             0.0%
                  Jabil Circuit, Inc.                                               21,394     620,854             0.0%
                  Jack Henry & Associates, Inc.                                     10,190     987,615             0.0%
                  Juniper Networks, Inc.                                            44,530   1,339,017             0.1%
*                 Kemet Corp.                                                        2,594      29,079             0.0%
*                 Key Tronic Corp.                                                     749       5,895             0.0%
*                 Keysight Technologies, Inc.                                       25,991     972,843             0.0%
*                 Kimball Electronics, Inc.                                          1,875      32,344             0.0%
                  KLA-Tencor Corp.                                                  18,912   1,857,537             0.1%
*                 Knowles Corp.                                                      9,690     171,804             0.0%
#*                Kopin Corp.                                                        8,696      35,480             0.0%
*                 Kulicke & Soffa Industries, Inc.                                   6,752     150,705             0.0%
*                 KVH Industries, Inc.                                               2,000      16,000             0.0%
                  Lam Research Corp.                                                20,620   2,986,807             0.1%
*                 Lattice Semiconductor Corp.                                       18,052     123,837             0.0%
*                 Leaf Group, Ltd.                                                     553       4,618             0.0%
                  Leidos Holdings, Inc.                                             18,055     950,776             0.0%
*                 Liquidity Services, Inc.                                             652       5,086             0.0%
                  Littelfuse, Inc.                                                   2,879     443,798             0.0%
                  LogMeIn, Inc.                                                      6,368     719,584             0.0%
*                 Lumentum Holdings, Inc.                                            6,307     269,624             0.0%
*                 Luxoft Holding, Inc.                                                 214      13,193             0.0%
#*                MACOM Technology Solutions Holdings, Inc.                          2,012      98,347             0.0%
*                 MagnaChip Semiconductor Corp.                                      2,100      17,850             0.0%
#*                Manhattan Associates, Inc.                                         8,776     409,751             0.0%
                  ManTech International Corp. Class A                                3,538     125,599             0.0%
*                 Marchex, Inc. Class B                                              3,183       8,626             0.0%
                  Marvell Technology Group, Ltd.                                    49,822     748,326             0.0%
                  Mastercard, Inc. Class A                                         122,789  14,282,816             0.5%
#*                Match Group, Inc.                                                  5,356      99,782             0.0%
                  Maxim Integrated Products, Inc.                                   35,287   1,557,921             0.1%
                  MAXIMUS, Inc.                                                      8,503     518,598             0.0%
*                 MaxLinear, Inc.                                                    7,292     202,936             0.0%
*                 Maxwell Technologies, Inc.                                           703       4,288             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Information Technology -- (Continued)
#                 Mesa Laboratories, Inc.                                              300 $    41,946             0.0%
                  Methode Electronics, Inc.                                          5,669     252,554             0.0%
#                 Microchip Technology, Inc.                                        27,198   2,055,625             0.1%
*                 Micron Technology, Inc.                                          151,307   4,186,665             0.2%
*                 Microsemi Corp.                                                   14,504     680,818             0.0%
                  Microsoft Corp.                                                  949,929  65,032,139             2.2%
*                 MicroStrategy, Inc. Class A                                        1,168     222,119             0.0%
                  MKS Instruments, Inc.                                              6,435     503,539             0.0%
                  MOCON, Inc.                                                          535      15,970             0.0%
*                 ModusLink Global Solutions, Inc.                                   5,100       8,619             0.0%
*                 MoneyGram International, Inc.                                      1,383      24,631             0.0%
                  Monolithic Power Systems, Inc.                                     4,632     423,828             0.0%
                  Monotype Imaging Holdings, Inc.                                    4,300      87,505             0.0%
                  Motorola Solutions, Inc.                                          19,841   1,705,731             0.1%
#                 MTS Systems Corp.                                                  1,700      78,965             0.0%
*                 Nanometrics, Inc.                                                  2,297      72,482             0.0%
#                 National Instruments Corp.                                        14,365     501,482             0.0%
*                 NCI, Inc. Class A                                                  1,200      17,820             0.0%
*                 NCR Corp.                                                         16,791     692,629             0.0%
#*                NeoPhotonics Corp.                                                 3,780      29,333             0.0%
                  NetApp, Inc.                                                      35,539   1,416,229             0.1%
*                 NETGEAR, Inc.                                                      3,951     186,290             0.0%
#*                Netscout Systems, Inc.                                            11,014     414,677             0.0%
#*                NeuStar, Inc. Class A                                              7,800     258,960             0.0%
                  NIC, Inc.                                                          8,518     181,859             0.0%
*                 Novanta, Inc.                                                      2,254      63,225             0.0%
*                 Nuance Communications, Inc.                                       33,216     594,234             0.0%
#*                Numerex Corp. Class A                                                700       3,150             0.0%
                  NVIDIA Corp.                                                      71,873   7,496,354             0.3%
#*                Oclaro, Inc.                                                      16,500     132,165             0.0%
*                 ON Semiconductor Corp.                                            51,612     731,858             0.0%
*                 Optical Cable Corp.                                                1,300       3,900             0.0%
                  Oracle Corp.                                                     397,281  17,861,754             0.6%
*                 OSI Systems, Inc.                                                  2,078     160,837             0.0%
#*                Palo Alto Networks, Inc.                                          11,081   1,201,291             0.1%
*                 PAR Technology Corp.                                               1,750      14,962             0.0%
                  Park Electrochemical Corp.                                         2,544      44,062             0.0%
                  Paychex, Inc.                                                     40,914   2,425,382             0.1%
#*                Paycom Software, Inc.                                              4,422     266,425             0.0%
*                 PayPal Holdings, Inc.                                            139,545   6,659,087             0.2%
                  PC Connection, Inc.                                                1,900      54,606             0.0%
                  PC-Tel, Inc.                                                       2,700      20,898             0.0%
*                 PCM, Inc.                                                          1,468      36,994             0.0%
*                 PDF Solutions, Inc.                                                3,109      59,133             0.0%
                  Pegasystems, Inc.                                                  4,961     225,974             0.0%
*                 Perceptron, Inc.                                                     528       4,477             0.0%
*                 Perficient, Inc.                                                   2,556      44,526             0.0%
*                 Photronics, Inc.                                                   5,488      63,112             0.0%
                  Plantronics, Inc.                                                  4,499     245,645             0.0%
*                 Plexus Corp.                                                       3,889     202,189             0.0%
                  Power Integrations, Inc.                                           2,919     192,508             0.0%
*                 PRGX Global, Inc.                                                  2,100      13,755             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Information Technology -- (Continued)
                  Progress Software Corp.                                             6,750 $  200,610             0.0%
*                 PTC, Inc.                                                          14,595    788,860             0.0%
                  QAD, Inc. Class A                                                     739     22,318             0.0%
                  QAD, Inc. Class B                                                     184      4,731             0.0%
#*                Qorvo, Inc.                                                        16,501  1,122,563             0.1%
                  QUALCOMM, Inc.                                                    185,425  9,964,739             0.3%
*                 Qualys, Inc.                                                        2,750    105,600             0.0%
*                 QuinStreet, Inc.                                                    2,500     11,200             0.0%
*                 Qumu Corp.                                                          1,254      3,373             0.0%
*                 Radisys Corp.                                                       2,460      9,865             0.0%
*                 Rambus, Inc.                                                       11,313    141,639             0.0%
*                 RealNetworks, Inc.                                                  3,050     13,938             0.0%
*                 RealPage, Inc.                                                      7,054    261,351             0.0%
*                 Red Hat, Inc.                                                      22,417  1,974,489             0.1%
                  Reis, Inc.                                                          1,130     21,244             0.0%
*                 RetailMeNot, Inc.                                                   1,320     15,312             0.0%
*                 Rightside Group, Ltd.                                                 553      5,552             0.0%
*                 Rogers Corp.                                                        1,570    161,616             0.0%
*                 Rosetta Stone, Inc.                                                 1,296     14,580             0.0%
*                 Rubicon Project, Inc. (The)                                         1,283      7,326             0.0%
*                 Rudolph Technologies, Inc.                                          2,529     61,960             0.0%
                  Sabre Corp.                                                        22,654    530,330             0.0%
*                 salesforce.com, Inc.                                               85,874  7,395,469             0.3%
*                 Sanmina Corp.                                                       8,298    309,100             0.0%
*                 ScanSource, Inc.                                                    2,184     86,268             0.0%
                  Science Applications International Corp.                            5,128    374,293             0.0%
*                 Seachange International, Inc.                                       3,000      7,560             0.0%
#                 Seagate Technology P.L.C.                                          35,310  1,487,610             0.1%
*                 Semtech Corp.                                                       7,320    249,978             0.0%
#*                ServiceNow, Inc.                                                   20,809  1,966,034             0.1%
*                 ShoreTel, Inc.                                                      4,620     30,261             0.0%
*                 Shutterstock, Inc.                                                  1,762     76,171             0.0%
*                 Sigma Designs, Inc.                                                 2,500     15,500             0.0%
*                 Silicon Laboratories, Inc.                                          4,520    321,598             0.0%
*                 Silver Spring Networks, Inc.                                        3,633     41,453             0.0%
#                 Skyworks Solutions, Inc.                                           22,903  2,284,345             0.1%
*                 Sonus Networks, Inc.                                                7,000     53,760             0.0%
#*                Splunk, Inc.                                                       15,863  1,020,150             0.0%
#                 SS&C Technologies Holdings, Inc.                                   21,362    784,840             0.0%
#*                Stamps.com, Inc.                                                    1,538    163,259             0.0%
*                 StarTek, Inc.                                                       2,385     21,656             0.0%
*                 Stratasys, Ltd.                                                     3,698     91,562             0.0%
#*                SunPower Corp.                                                      5,642     39,155             0.0%
*                 Super Micro Computer, Inc.                                          3,909     95,380             0.0%
*                 Sykes Enterprises, Inc.                                             3,800    113,278             0.0%
                  Symantec Corp.                                                     78,441  2,481,089             0.1%
#*                Synaptics, Inc.                                                     4,600    251,942             0.0%
*                 Synchronoss Technologies, Inc.                                      4,866     77,856             0.0%
                  SYNNEX Corp.                                                        3,406    369,313             0.0%
*                 Synopsys, Inc.                                                     17,968  1,324,242             0.1%
#                 Syntel, Inc.                                                        4,000     70,440             0.0%
                  Systemax, Inc.                                                        373      4,939             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Information Technology -- (Continued)
*                 Tableau Software, Inc. Class A                                     6,314 $   338,935             0.0%
#*                Take-Two Interactive Software, Inc.                               12,802     804,606             0.0%
                  TE Connectivity, Ltd.                                             45,294   3,504,397             0.1%
*                 Tech Data Corp.                                                    4,313     412,538             0.0%
                  TeleTech Holdings, Inc.                                            2,400      75,000             0.0%
#*                Teradata Corp.                                                    15,885     463,524             0.0%
                  Teradyne, Inc.                                                    25,310     892,684             0.0%
                  Tessco Technologies, Inc.                                          1,314      18,396             0.0%
                  Texas Instruments, Inc.                                          127,052  10,059,977             0.3%
                  TiVo Corp.                                                        15,854     313,116             0.0%
                  Total System Services, Inc.                                       19,883   1,139,495             0.1%
                  TransAct Technologies, Inc.                                          600       5,250             0.0%
                  Travelport Worldwide, Ltd.                                        14,793     194,824             0.0%
*                 Travelzoo, Inc.                                                      400       3,680             0.0%
*                 Trimble, Inc.                                                     31,093   1,101,625             0.1%
*                 TTM Technologies, Inc.                                             6,116     102,321             0.0%
#*                Twitter, Inc.                                                     51,177     843,397             0.0%
#*                Tyler Technologies, Inc.                                           4,325     707,527             0.0%
#*                Ubiquiti Networks, Inc.                                            3,500     180,320             0.0%
#*                Ultimate Software Group, Inc. (The)                                3,496     708,534             0.0%
*                 Ultra Clean Holdings, Inc.                                         2,422      46,599             0.0%
*                 Ultratech, Inc.                                                    2,900      88,508             0.0%
#*                Unisys Corp.                                                       4,732      53,472             0.0%
#                 Universal Display Corp.                                            4,600     411,010             0.0%
*                 USA Technologies, Inc.                                               346       1,695             0.0%
*                 Vantiv, Inc. Class A                                              20,060   1,244,522             0.1%
*                 VASCO Data Security International, Inc.                              601       8,113             0.0%
*                 Veeco Instruments, Inc.                                            3,900     128,700             0.0%
*                 VeriFone Systems, Inc.                                            12,403     229,952             0.0%
*                 Verint Systems, Inc.                                               7,409     291,174             0.0%
#*                VeriSign, Inc.                                                    12,078   1,073,976             0.1%
                  Versum Materials, Inc.                                            12,647     404,957             0.0%
#*                ViaSat, Inc.                                                       5,643     361,321             0.0%
*                 Viavi Solutions, Inc.                                             25,300     253,000             0.0%
*                 Virtusa Corp.                                                      3,423     106,045             0.0%
#                 Visa, Inc. Class A                                               238,591  21,764,271             0.7%
#                 Vishay Intertechnology, Inc.                                      12,724     208,037             0.0%
*                 Vishay Precision Group, Inc.                                       1,973      33,936             0.0%
#*                VMware, Inc. Class A                                               9,342     879,269             0.0%
                  Wayside Technology Group, Inc.                                       152       3,200             0.0%
*                 Web.com Group, Inc.                                                4,305      83,086             0.0%
*                 WebMD Health Corp.                                                 3,712     201,302             0.0%
                  Western Digital Corp.                                             36,834   3,280,804             0.1%
#                 Western Union Co. (The)                                           63,452   1,260,157             0.1%
*                 WEX, Inc.                                                          5,140     521,504             0.0%
#*                Workday, Inc. Class A                                             13,809   1,206,907             0.1%
*                 Xcerra Corp.                                                       4,140      40,572             0.0%
                  Xerox Corp.                                                      117,387     844,013             0.0%
                  Xilinx, Inc.                                                      31,818   2,008,034             0.1%
*                 XO Group, Inc.                                                     4,000      70,200             0.0%
                  Xperi Corp.                                                        5,553     186,581             0.0%
*                 Yahoo!, Inc.                                                     112,418   5,419,672             0.2%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Information Technology -- (Continued)
#*                Zebra Technologies Corp. Class A                                    6,332 $    596,918             0.0%
*                 Zedge, Inc. Class B                                                   600        1,842             0.0%
*                 Zillow Group, Inc. Class A                                          6,069      233,596             0.0%
#*                Zillow Group, Inc. Class C                                         13,746      536,094             0.0%
*                 Zix Corp.                                                           4,055       22,019             0.0%
#*                Zynga, Inc. Class A                                                88,653      256,207             0.0%
                                                                                            ------------ ---------------
Total Information Technology                                                                 678,415,169            22.4%
                                                                                            ------------ ---------------
Materials -- (3.2%)
                  A Schulman, Inc.                                                    3,119       98,716             0.0%
*                 AdvanSix, Inc.                                                      3,590       97,863             0.0%
                  Air Products & Chemicals, Inc.                                     26,020    3,655,810             0.1%
#*                AK Steel Holding Corp.                                             44,840      284,286             0.0%
                  Albemarle Corp.                                                    13,035    1,419,642             0.1%
                  Alcoa Corp.                                                        17,400      586,902             0.0%
#                 Allegheny Technologies, Inc.                                       11,087      203,446             0.0%
                  American Vanguard Corp.                                             2,950       49,413             0.0%
#                 AptarGroup, Inc.                                                    8,000      642,400             0.0%
                  Ashland Global Holdings, Inc.                                       7,852      969,722             0.0%
                  Avery Dennison Corp.                                               11,501      956,998             0.0%
*                 Axalta Coating Systems, Ltd.                                       25,718      806,774             0.0%
                  Balchem Corp.                                                       4,312      349,962             0.0%
#                 Ball Corp.                                                         20,183    1,551,871             0.1%
                  Bemis Co., Inc.                                                    12,291      552,235             0.0%
*                 Berry Global Group, Inc.                                           16,920      846,000             0.0%
*                 Boise Cascade Co.                                                   4,103      125,141             0.0%
                  Cabot Corp.                                                         8,136      489,706             0.0%
                  Calgon Carbon Corp.                                                 5,900       85,845             0.0%
                  Carpenter Technology Corp.                                          6,401      259,881             0.0%
                  Celanese Corp. Series A                                            18,430    1,604,147             0.1%
*                 Century Aluminum Co.                                                6,661       90,856             0.0%
#                 CF Industries Holdings, Inc.                                       30,115      805,275             0.0%
                  Chase Corp.                                                         1,300      133,250             0.0%
                  Chemours Co. (The)                                                 24,155      973,205             0.0%
*                 Clearwater Paper Corp.                                              2,200      106,920             0.0%
#*                Cliffs Natural Resources, Inc.                                     43,308      291,030             0.0%
*                 Coeur Mining, Inc.                                                  9,600       86,976             0.0%
                  Commercial Metals Co.                                              14,074      262,339             0.0%
#                 Compass Minerals International, Inc.                                4,658      307,428             0.0%
*                 Core Molding Technologies, Inc.                                       389        7,694             0.0%
*                 Crown Holdings, Inc.                                               17,992    1,009,171             0.0%
                  Deltic Timber Corp.                                                 1,282       99,188             0.0%
                  Domtar Corp.                                                        7,486      296,820             0.0%
                  Dow Chemical Co. (The)                                            106,435    6,684,118             0.2%
                  Eagle Materials, Inc.                                               6,164      591,559             0.0%
                  Eastman Chemical Co.                                               17,099    1,363,645             0.1%
                  Ecolab, Inc.                                                       33,359    4,306,313             0.2%
                  EI du Pont de Nemours & Co.                                       101,926    8,128,598             0.3%
*                 Ferro Corp.                                                        11,300      202,496             0.0%
                  Ferroglobe P.L.C.                                                   6,858       66,180             0.0%
#*                Flotek Industries, Inc.                                             5,082       61,035             0.0%
#                 FMC Corp.                                                          16,600    1,215,618             0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Materials -- (Continued)
*                 Freeport-McMoRan, Inc.                                            174,605 $2,226,214             0.1%
                  Friedman Industries, Inc.                                             599      3,714             0.0%
                  FutureFuel Corp.                                                    1,256     19,418             0.0%
*                 GCP Applied Technologies, Inc.                                      8,700    286,230             0.0%
                  Graphic Packaging Holding Co.                                      39,100    530,978             0.0%
                  Greif, Inc. Class A                                                 3,847    225,511             0.0%
                  Hawkins, Inc.                                                         888     45,377             0.0%
                  Haynes International, Inc.                                          1,800     76,122             0.0%
                  HB Fuller Co.                                                       6,500    343,395             0.0%
*                 Headwaters, Inc.                                                   10,600    251,856             0.0%
                  Hecla Mining Co.                                                   47,181    257,136             0.0%
                  Huntsman Corp.                                                     24,884    616,377             0.0%
*                 Ingevity Corp.                                                      5,084    321,461             0.0%
                  Innophos Holdings, Inc.                                             2,500    119,850             0.0%
                  Innospec, Inc.                                                      2,400    158,400             0.0%
                  International Flavors & Fragrances, Inc.                            9,544  1,322,703             0.1%
                  International Paper Co.                                            52,000  2,806,440             0.1%
#*                Intrepid Potash, Inc.                                               5,600     10,136             0.0%
                  Kaiser Aluminum Corp.                                               1,800    151,938             0.0%
                  KapStone Paper and Packaging Corp.                                  9,108    192,088             0.0%
                  KMG Chemicals, Inc.                                                 1,500     78,825             0.0%
*                 Koppers Holdings, Inc.                                              1,980     84,051             0.0%
*                 Kraton Corp.                                                        3,187    104,247             0.0%
#                 Kronos Worldwide, Inc.                                              2,426     42,504             0.0%
*                 Louisiana-Pacific Corp.                                            17,000    437,580             0.0%
#*                LSB Industries, Inc.                                                2,000     22,040             0.0%
                  LyondellBasell Industries NV Class A                               44,792  3,796,570             0.1%
                  Martin Marietta Materials, Inc.                                     7,275  1,601,882             0.1%
                  Materion Corp.                                                      1,659     63,125             0.0%
#                 McEwen Mining, Inc.                                                13,772     41,867             0.0%
                  Mercer International, Inc.                                          3,588     43,774             0.0%
                  Minerals Technologies, Inc.                                         4,300    338,410             0.0%
                  Monsanto Co.                                                       52,188  6,085,643             0.2%
                  Mosaic Co. (The)                                                   40,280  1,084,740             0.1%
                  Myers Industries, Inc.                                              3,889     63,391             0.0%
                  Neenah Paper, Inc.                                                  1,704    133,508             0.0%
                  NewMarket Corp.                                                     1,212    570,488             0.0%
                  Newmont Mining Corp.                                               66,348  2,243,226             0.1%
*                 Northern Technologies International Corp.                             300      4,665             0.0%
                  Nucor Corp.                                                        39,417  2,417,445             0.1%
                  Olin Corp.                                                         23,348    750,171             0.0%
*                 OMNOVA Solutions, Inc.                                              3,300     31,350             0.0%
#*                Owens-Illinois, Inc.                                               19,727    430,443             0.0%
                  Packaging Corp. of America                                         11,500  1,135,970             0.1%
                  PH Glatfelter Co.                                                   4,200     90,342             0.0%
#*                Platform Specialty Products Corp.                                  23,645    335,050             0.0%
                  PolyOne Corp.                                                      10,028    393,198             0.0%
                  PPG Industries, Inc.                                               32,665  3,587,924             0.1%
                  Praxair, Inc.                                                      35,225  4,402,420             0.2%
                  Quaker Chemical Corp.                                               1,414    204,464             0.0%
#                 Rayonier Advanced Materials, Inc.                                   4,767     63,163             0.0%
                  Reliance Steel & Aluminum Co.                                       9,186    724,041             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------ ------------ ---------------
Materials -- (Continued)
#                 Royal Gold, Inc.                                                  7,699 $    544,165             0.0%
                  RPM International, Inc.                                          16,418      862,930             0.0%
                  Schnitzer Steel Industries, Inc. Class A                          1,159       21,905             0.0%
                  Schweitzer-Mauduit International, Inc.                            3,186      137,157             0.0%
                  Scotts Miracle-Gro Co. (The)                                      5,865      566,559             0.0%
                  Sealed Air Corp.                                                 23,412    1,030,596             0.1%
                  Sensient Technologies Corp.                                       5,521      451,618             0.0%
                  Sherwin-Williams Co. (The)                                       10,032    3,357,510             0.1%
                  Silgan Holdings, Inc.                                             5,600      339,472             0.0%
                  Sonoco Products Co.                                              11,872      621,024             0.0%
                  Southern Copper Corp.                                            10,534      372,588             0.0%
                  Steel Dynamics, Inc.                                             29,900    1,080,586             0.1%
                  Stepan Co.                                                        1,746      148,061             0.0%
*                 Stillwater Mining Co.                                            11,244      202,167             0.0%
*                 Summit Materials, Inc. Class A                                   11,579      297,117             0.0%
*                 SunCoke Energy, Inc.                                              6,923       63,484             0.0%
*                 Synalloy Corp.                                                      737        9,544             0.0%
#*                TimkenSteel Corp.                                                 4,280       64,542             0.0%
*                 Trecora Resources                                                   613        6,774             0.0%
                  Tredegar Corp.                                                    2,230       38,245             0.0%
                  Trinseo SA                                                        5,923      393,287             0.0%
                  United States Lime & Minerals, Inc.                                 353       27,929             0.0%
#                 United States Steel Corp.                                        20,893      466,332             0.0%
*                 Universal Stainless & Alloy Products, Inc.                          545        9,837             0.0%
#*                US Concrete, Inc.                                                 1,426       88,412             0.0%
                  Valspar Corp. (The)                                               9,315    1,047,379             0.1%
                  Vulcan Materials Co.                                             16,576    2,003,707             0.1%
                  Westlake Chemical Corp.                                           5,120      318,720             0.0%
                  WestRock Co.                                                     30,506    1,633,901             0.1%
                  Worthington Industries, Inc.                                      5,920      257,520             0.0%
                  WR Grace & Co.                                                    9,200      641,424             0.0%
                                                                                          ------------ ---------------
Total Materials                                                                            101,202,827             3.3%
                                                                                          ------------ ---------------
Real Estate -- (0.2%)
                  Alexander & Baldwin, Inc.                                         4,971      228,716             0.0%
#*                Altisource Asset Management Corp.                                   240       18,384             0.0%
#*                Altisource Portfolio Solutions SA                                 2,400       53,016             0.0%
*                 CBRE Group, Inc. Class A                                         37,154    1,330,485             0.1%
                  Colony NorthStar, Inc. Class A                                   21,618      282,547             0.0%
                  Consolidated-Tomoka Land Co.                                        681       36,931             0.0%
*                 Forestar Group, Inc.                                              3,501       49,539             0.0%
                  HFF, Inc. Class A                                                 4,757      149,370             0.0%
*                 Howard Hughes Corp. (The)                                         4,311      530,727             0.0%
                  Jones Lang LaSalle, Inc.                                          5,500      631,730             0.0%
#                 Kennedy-Wilson Holdings, Inc.                                    10,375      211,650             0.0%
*                 Marcus & Millichap, Inc.                                          1,064       27,451             0.0%
                  RE/MAX Holdings, Inc. Class A                                     1,445       85,472             0.0%
#                 Realogy Holdings Corp.                                           17,722      541,407             0.0%
*                 SBA Communications Corp.                                          9,165    1,159,281             0.1%
#*                St Joe Co. (The)                                                  4,493       78,627             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Real Estate -- (Continued)
*                 Tejon Ranch Co.                                                    1,649 $    37,762             0.0%
                                                                                           ----------- ---------------
Total Real Estate                                                                            5,453,095             0.2%
                                                                                           ----------- ---------------
Telecommunication Services -- (2.1%)
*                 Alaska Communications Systems Group, Inc.                          1,400       3,290             0.0%
                  AT&T, Inc.                                                       794,531  31,487,264             1.1%
                  ATN International, Inc.                                            1,149      79,499             0.0%
*                 Boingo Wireless, Inc.                                              6,700      95,743             0.0%
#                 CenturyLink, Inc.                                                 66,159   1,698,302             0.1%
*                 Cincinnati Bell, Inc.                                              7,080     133,458             0.0%
                  Cogent Communications Holdings, Inc.                               5,580     251,100             0.0%
                  Consolidated Communications Holdings, Inc.                         7,887     186,685             0.0%
*                 FairPoint Communications, Inc.                                     1,044      17,800             0.0%
#                 Frontier Communications Corp.                                    146,436     275,300             0.0%
*                 General Communication, Inc. Class A                                3,550     132,912             0.0%
                  IDT Corp. Class B                                                  1,800      27,342             0.0%
#*                Iridium Communications, Inc.                                       4,218      44,711             0.0%
*                 Level 3 Communications, Inc.                                      37,977   2,307,483             0.1%
*                 Lumos Networks Corp.                                               2,000      35,820             0.0%
*                 ORBCOMM, Inc.                                                      7,396      71,297             0.0%
                  Shenandoah Telecommunications Co.                                  4,260     136,320             0.0%
                  Spok Holdings, Inc.                                                2,839      50,960             0.0%
#*                Sprint Corp.                                                      89,897     811,770             0.0%
*                 Straight Path Communications, Inc. Class B                           900     115,974             0.0%
*                 T-Mobile US, Inc.                                                 35,703   2,401,741             0.1%
                  Telephone & Data Systems, Inc.                                    12,395     340,367             0.0%
*                 United States Cellular Corp.                                       1,000      39,180             0.0%
                  Verizon Communications, Inc.                                     524,895  24,097,929             0.8%
*                 Vonage Holdings Corp.                                             25,192     169,038             0.0%
                  Windstream Holdings, Inc.                                         22,208     122,588             0.0%
*                 Zayo Group Holdings, Inc.                                         18,820     660,017             0.0%
                                                                                           ----------- ---------------
Total Telecommunication Services                                                            65,793,890             2.2%
                                                                                           ----------- ---------------
Utilities -- (3.1%)
                  AES Corp.                                                         84,027     950,345             0.0%
                  ALLETE, Inc.                                                       5,981     418,132             0.0%
                  Alliant Energy Corp.                                              29,200   1,148,144             0.1%
#                 Ameren Corp.                                                      30,263   1,655,083             0.1%
                  American Electric Power Co., Inc.                                 63,173   4,285,025             0.2%
                  American States Water Co.                                          4,635     206,350             0.0%
                  American Water Works Co., Inc.                                    21,747   1,734,541             0.1%
#                 Aqua America, Inc.                                                23,379     773,611             0.0%
                  Artesian Resources Corp. Class A                                     471      18,091             0.0%
                  Atlantica Yield PLC                                                1,993      41,534             0.0%
                  Atmos Energy Corp.                                                14,102   1,142,544             0.1%
                  Avangrid, Inc.                                                     8,231     358,048             0.0%
                  Avista Corp.                                                       8,367     337,525             0.0%
#                 Black Hills Corp.                                                  7,009     476,752             0.0%
                  California Water Service Group                                     6,569     234,513             0.0%
*                 Calpine Corp.                                                     43,292     441,578             0.0%
                  CenterPoint Energy, Inc.                                          52,273   1,491,349             0.1%
                  Chesapeake Utilities Corp.                                         2,134     156,422             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Utilities -- (Continued)
                  CMS Energy Corp.                                                   33,660 $1,528,164             0.1%
                  Connecticut Water Service, Inc.                                     1,422     76,319             0.0%
                  Consolidated Edison, Inc.                                          39,492  3,130,926             0.1%
                  Consolidated Water Co., Ltd.                                          777      9,169             0.0%
                  Delta Natural Gas Co., Inc.                                           720     21,816             0.0%
#                 Dominion Resources, Inc.                                           81,181  6,285,845             0.2%
                  DTE Energy Co.                                                     22,519  2,355,262             0.1%
                  Duke Energy Corp.                                                  89,065  7,347,862             0.3%
*                 Dynegy, Inc.                                                       11,135     71,487             0.0%
                  Edison International                                               40,668  3,252,220             0.1%
                  El Paso Electric Co.                                                5,373    277,247             0.0%
                  Entergy Corp.                                                      22,500  1,715,850             0.1%
                  Eversource Energy                                                  40,945  2,432,133             0.1%
                  Exelon Corp.                                                      119,054  4,122,840             0.1%
                  FirstEnergy Corp.                                                  53,429  1,599,664             0.1%
                  Gas Natural, Inc.                                                     850     10,625             0.0%
                  Genie Energy, Ltd. Class B                                          1,800     14,310             0.0%
                  Great Plains Energy, Inc.                                          28,474    842,546             0.0%
                  Hawaiian Electric Industries, Inc.                                 13,551    454,230             0.0%
                  IDACORP, Inc.                                                       6,882    581,667             0.0%
#                 MDU Resources Group, Inc.                                          24,807    667,308             0.0%
                  MGE Energy, Inc.                                                    4,689    301,503             0.0%
                  Middlesex Water Co.                                                 1,620     61,754             0.0%
#                 National Fuel Gas Co.                                               8,985    497,589             0.0%
                  New Jersey Resources Corp.                                         10,608    428,033             0.0%
                  NextEra Energy, Inc.                                               60,650  8,100,414             0.3%
                  NiSource, Inc.                                                     39,375    954,844             0.0%
                  Northwest Natural Gas Co.                                           3,039    181,124             0.0%
                  NorthWestern Corp.                                                  6,038    360,952             0.0%
                  NRG Energy, Inc.                                                   38,214    645,817             0.0%
                  NRG Yield, Inc. Class A                                             4,576     79,348             0.0%
#                 NRG Yield, Inc. Class C                                             8,330    147,441             0.0%
                  OGE Energy Corp.                                                   24,908    866,300             0.0%
                  ONE Gas, Inc.                                                       6,150    423,304             0.0%
                  Ormat Technologies, Inc.                                            4,395    259,569             0.0%
                  Otter Tail Corp.                                                    3,400    134,300             0.0%
#                 Pattern Energy Group, Inc.                                          7,387    162,662             0.0%
                  PG&E Corp.                                                         63,756  4,274,840             0.2%
                  Pinnacle West Capital Corp.                                        13,915  1,184,027             0.1%
                  PNM Resources, Inc.                                                10,346    385,388             0.0%
                  Portland General Electric Co.                                      11,307    512,659             0.0%
                  PPL Corp.                                                          83,964  3,199,868             0.1%
                  Public Service Enterprise Group, Inc.                              63,207  2,784,268             0.1%
                  RGC Resources, Inc.                                                   300      6,675             0.0%
                  SCANA Corp.                                                        16,973  1,125,480             0.0%
                  Sempra Energy                                                      29,596  3,344,940             0.1%
                  SJW Corp.                                                           2,210    107,936             0.0%
                  South Jersey Industries, Inc.                                      10,188    382,254             0.0%
                  Southern Co. (The)                                                126,755  6,312,399             0.2%
                  Southwest Gas Holdings, Inc.                                        6,069    508,339             0.0%
                  Spire, Inc.                                                         5,850    401,017             0.0%
                  UGI Corp.                                                          21,812  1,094,090             0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                                PERCENTAGE
                                                                                      SHARES       VALUE+     OF NET ASSETS**
                                                                                    ---------- -------------- ---------------
Utilities -- (Continued)
                  Unitil Corp.                                                           1,200 $       58,116             0.0%
                  Vectren Corp.                                                         10,340        614,403             0.0%
#                 WEC Energy Group, Inc.                                                40,329      2,440,711             0.1%
                  Westar Energy, Inc.                                                   18,089        941,171             0.0%
                  WGL Holdings, Inc.                                                     6,599        544,154             0.0%
                  Xcel Energy, Inc.                                                     63,411      2,856,666             0.1%
                  York Water Co. (The)                                                     900         33,750             0.0%
                                                                                               -------------- ---------------
Total Utilities                                                                                    99,385,182             3.3%
                                                                                               -------------- ---------------
TOTAL COMMON STOCKS                                                                             2,998,747,370            98.9%
                                                                                               -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
(degree)*         Dyax Corp. Contingent Value Rights                                    15,701         17,428             0.0%
(degree)#*        Safeway Casa Ley Contingent Value Rights                              26,773         27,172             0.0%
(degree)#*        Safeway PDC, LLC Contingent Value Rights                              26,773          1,306             0.0%
                                                                                               -------------- ---------------
TOTAL RIGHTS/WARRANTS                                                                                  45,906             0.0%
                                                                                               -------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                     2,998,793,276
                                                                                               --------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
                  State Street Institutional U.S. Government Money Market Fund,
                    0.680%                                                          30,211,367     30,211,367             1.0%
                                                                                               -------------- ---------------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@              DFA Short Term Investment Fund                                    12,508,803    144,764,374             4.8%
                                                                                               -------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,648,910,248)                                            $3,173,769,017           104.7%
                                                                                               ============== ===============

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  --------------------------------------------------
                                                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary                                         $  404,402,233 $      7,178      -- $  404,409,411
   Consumer Staples                                                  263,603,315           --      --    263,603,315
   Energy                                                            183,629,965           --      --    183,629,965
   Financials                                                        450,629,355           --      --    450,629,355
   Health Care                                                       409,238,556           --      --    409,238,556
   Industrials                                                       336,986,605           --      --    336,986,605
   Information Technology                                            678,415,169           --      --    678,415,169
   Materials                                                         101,202,827           --      --    101,202,827
   Real Estate                                                         5,453,095           --      --      5,453,095
   Telecommunication Services                                         65,793,890           --      --     65,793,890
   Utilities                                                          99,385,182           --      --     99,385,182
Rights/Warrants                                                               --       45,906      --         45,906
Temporary Cash Investments                                            30,211,367           --      --     30,211,367
Securities Lending Collateral                                                 --  144,764,374      --    144,764,374
Futures Contracts**                                                      174,511           --      --        174,511
                                                                  -------------- ------------ ------- --------------
TOTAL                                                             $3,029,126,070 $144,817,458      -- $3,173,943,528
                                                                  ============== ============ ======= ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
COMMON STOCKS -- (88.1%)
Consumer Discretionary -- (12.4%)
*                 1-800-Flowers.com, Inc. Class A                                  169,127 $ 1,818,115             0.1%
                  A.H. Belo Corp. Class A                                           53,584     334,900             0.0%
                  Aaron's, Inc.                                                    234,998   8,445,828             0.2%
                  Adient P.L.C.                                                    139,760  10,280,746             0.2%
                  AMC Entertainment Holdings, Inc. Class A                          46,710   1,415,313             0.0%
                  AMCON Distributing Co.                                               388      36,957             0.0%
*                 America's Car-Mart, Inc.                                          44,364   1,654,777             0.0%
*                 American Axle & Manufacturing Holdings, Inc.                      65,172   1,146,375             0.0%
#                 American Eagle Outfitters, Inc.                                  207,367   2,921,801             0.1%
*                 American Public Education, Inc.                                   31,212     689,785             0.0%
                  Ark Restaurants Corp.                                             11,046     280,016             0.0%
#*                Asbury Automotive Group, Inc.                                        761      46,573             0.0%
#*                Ascena Retail Group, Inc.                                        471,864   1,844,988             0.1%
*                 Ascent Capital Group, Inc. Class A                                33,021     422,999             0.0%
#*                AutoNation, Inc.                                                 105,518   4,431,756             0.1%
*                 AV Homes, Inc.                                                    32,260     566,163             0.0%
*                 Ballantyne Strong, Inc.                                           83,735     527,531             0.0%
*                 Barnes & Noble Education, Inc.                                   157,043   1,634,818             0.0%
                  Barnes & Noble, Inc.                                             197,235   1,686,359             0.0%
                  Bassett Furniture Industries, Inc.                                44,555   1,338,878             0.0%
#                 Beasley Broadcast Group, Inc. Class A                             28,342     372,697             0.0%
*                 Beazer Homes USA, Inc.                                            11,351     140,866             0.0%
*                 Belmond, Ltd. Class A                                            259,778   3,221,247             0.1%
#                 Big 5 Sporting Goods Corp.                                        53,966     831,076             0.0%
*                 Biglari Holdings, Inc.                                               784     334,478             0.0%
#*                BJ's Restaurants, Inc.                                            50,432   2,274,483             0.1%
#                 Bob Evans Farms, Inc.                                             42,224   2,818,030             0.1%
*                 Boot Barn Holdings, Inc.                                          21,376     226,799             0.0%
                  Bowl America, Inc. Class A                                        10,764     155,109             0.0%
#*                Boyd Gaming Corp.                                                179,677   4,075,074             0.1%
#*                Bravo Brio Restaurant Group, Inc.                                  5,118      24,822             0.0%
*                 Bridgepoint Education, Inc.                                       74,788     912,414             0.0%
#*                Build-A-Bear Workshop, Inc.                                       89,058     926,203             0.0%
*                 Cabela's, Inc.                                                   208,284  11,372,306             0.3%
#                 Cable One, Inc.                                                    2,290   1,561,459             0.0%
#                 CalAtlantic Group, Inc.                                          385,075  13,947,417             0.3%
                  Caleres, Inc.                                                    191,145   5,508,799             0.1%
                  Callaway Golf Co.                                                378,120   4,480,722             0.1%
*                 Cambium Learning Group, Inc.                                      56,997     277,575             0.0%
                  Canterbury Park Holding Corp.                                      7,625      77,394             0.0%
*                 Career Education Corp.                                           187,391   1,902,019             0.1%
#                 Carriage Services, Inc.                                          139,784   3,823,092             0.1%
*                 Carrols Restaurant Group, Inc.                                    65,275     913,850             0.0%
                  Cato Corp. (The) Class A                                          45,326   1,022,555             0.0%
*                 Cavco Industries, Inc.                                            27,848   3,306,950             0.1%
*                 Century Casinos, Inc.                                                501       4,123             0.0%
*                 Century Communities, Inc.                                          9,375     255,938             0.0%
#*                Chegg, Inc.                                                       15,300     137,853             0.0%
#*                Cherokee, Inc.                                                     1,715      14,749             0.0%
                  Chico's FAS, Inc.                                                169,343   2,340,320             0.1%
#                 Children's Place, Inc. (The)                                      29,455   3,381,434             0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Consumer Discretionary -- (Continued)
                  Churchill Downs, Inc.                                             52,670 $ 8,785,356             0.2%
                  Citi Trends, Inc.                                                 30,369     570,634             0.0%
                  Clear Channel Outdoor Holdings, Inc. Class A                      31,420     161,813             0.0%
#                 Columbia Sportswear Co.                                            9,424     533,587             0.0%
#*                Conn's, Inc.                                                     111,512   1,962,611             0.1%
#*                Container Store Group, Inc. (The)                                  9,100      37,492             0.0%
#                 Cooper Tire & Rubber Co.                                         158,051   6,053,353             0.1%
*                 Cooper-Standard Holdings, Inc.                                    26,793   3,029,485             0.1%
                  Core-Mark Holding Co., Inc.                                      203,514   7,127,060             0.2%
*                 Crocs, Inc.                                                      142,410     887,214             0.0%
#                 Crown Crafts, Inc.                                                 1,774      13,837             0.0%
                  CSS Industries, Inc.                                              33,486     882,691             0.0%
                  CST Brands, Inc.                                                   2,965     143,180             0.0%
                  Culp, Inc.                                                        36,886   1,184,041             0.0%
#*                Daily Journal Corp.                                                  244      51,001             0.0%
#*                Deckers Outdoor Corp.                                             96,421   5,745,727             0.1%
*                 Del Frisco's Restaurant Group, Inc.                               40,219     691,767             0.0%
#*                Del Taco Restaurants, Inc.                                        50,008     657,605             0.0%
*                 Delta Apparel, Inc.                                               17,375     304,584             0.0%
#*                Destination XL Group, Inc.                                        67,160     171,258             0.0%
                  DeVry Education Group, Inc.                                      216,452   8,192,708             0.2%
#                 Dillard's, Inc. Class A                                          169,983   9,411,959             0.2%
#                 DineEquity, Inc.                                                  25,930   1,466,082             0.0%
*                 Dixie Group, Inc. (The)                                           70,400     264,000             0.0%
#*                Dorman Products, Inc.                                             34,597   2,876,741             0.1%
                  Dover Motorsports, Inc.                                           82,657     169,447             0.0%
                  Drive Shack, Inc.                                                  2,548      10,396             0.0%
#                 DSW, Inc. Class A                                                312,527   6,444,307             0.2%
#                 Educational Development Corp.                                      2,276      18,777             0.0%
*                 El Pollo Loco Holdings, Inc.                                         898      11,270             0.0%
#*                Eldorado Resorts, Inc.                                            53,685   1,026,726             0.0%
*                 Emerson Radio Corp.                                               51,477      64,346             0.0%
                  Entercom Communications Corp. Class A                             41,327     522,787             0.0%
#                 Escalade, Inc.                                                    24,227     323,430             0.0%
#                 Ethan Allen Interiors, Inc.                                       63,061   1,879,218             0.1%
#*                EW Scripps Co. (The) Class A                                     354,768   7,904,231             0.2%
*                 Express, Inc.                                                    120,613   1,040,890             0.0%
#*                Fiesta Restaurant Group, Inc.                                     60,190   1,465,627             0.0%
#                 Finish Line, Inc. (The) Class A                                   94,249   1,490,077             0.0%
                  Flanigan's Enterprises, Inc.                                       5,016     126,403             0.0%
                  Flexsteel Industries, Inc.                                        26,545   1,410,070             0.0%
#*                Fossil Group, Inc.                                                85,017   1,466,543             0.0%
#                 Fred's, Inc. Class A                                             143,486   2,112,114             0.1%
*                 FTD Cos., Inc.                                                    95,382   1,907,640             0.1%
#*                G-III Apparel Group, Ltd.                                        130,886   3,101,998             0.1%
#*                Gaia, Inc.                                                         4,731      51,804             0.0%
#                 GameStop Corp. Class A                                           511,847  11,613,808             0.3%
                  Gaming Partners International Corp.                                  100         996             0.0%
                  Gannett Co., Inc.                                                251,340   2,101,202             0.1%
*                 Genesco, Inc.                                                     87,141   4,644,615             0.1%
                  Gentex Corp.                                                     105,621   2,181,074             0.1%
                  Graham Holdings Co. Class B                                       14,457   8,698,777             0.2%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*                 Gray Television, Inc.                                            226,443 $ 3,317,390             0.1%
*                 Gray Television, Inc. Class A                                      2,809      36,657             0.0%
*                 Green Brick Partners, Inc.                                         1,317      13,565             0.0%
                  Group 1 Automotive, Inc.                                         122,299   8,432,516             0.2%
#                 Guess?, Inc.                                                     202,966   2,265,101             0.1%
                  Haverty Furniture Cos., Inc.                                     108,607   2,677,163             0.1%
                  Haverty Furniture Cos., Inc. Class A                                 700      17,325             0.0%
*                 Helen of Troy, Ltd.                                              120,833  11,358,302             0.3%
*                 Hemisphere Media Group, Inc.                                       2,000      23,300             0.0%
*                 Hibbett Sports, Inc.                                              20,476     532,376             0.0%
                  Hooker Furniture Corp.                                            53,234   2,313,017             0.1%
#*                Horizon Global Corp.                                              37,332     526,008             0.0%
*                 Houghton Mifflin Harcourt Co.                                     64,879     746,109             0.0%
#*                Iconix Brand Group, Inc.                                         150,293   1,052,051             0.0%
                  ILG, Inc.                                                        267,022   6,437,900             0.2%
#                 International Game Technology P.L.C.                             145,862   3,238,136             0.1%
                  International Speedway Corp. Class A                             125,710   4,663,841             0.1%
*                 Intrawest Resorts Holdings, Inc.                                  12,813     302,131             0.0%
#*                iRobot Corp.                                                       1,711     136,435             0.0%
*                 Isle of Capri Casinos, Inc.                                       56,521   1,303,374             0.0%
*                 J Alexander's Holdings, Inc.                                       5,262      57,882             0.0%
#*                JAKKS Pacific, Inc.                                               21,625     105,963             0.0%
#*                JC Penney Co., Inc.                                              237,295   1,276,647             0.0%
                  John Wiley & Sons, Inc. Class A                                   15,012     791,132             0.0%
                  Johnson Outdoors, Inc. Class A                                   100,746   3,659,095             0.1%
*                 K12, Inc.                                                        103,523   1,951,409             0.1%
*                 Kirkland's, Inc.                                                  53,915     634,040             0.0%
#                 Kohl's Corp.                                                     403,912  15,764,685             0.4%
*                 Kona Grill, Inc.                                                   5,874      33,482             0.0%
*                 La Quinta Holdings, Inc.                                          96,180   1,357,100             0.0%
                  La-Z-Boy, Inc.                                                   211,867   5,911,089             0.1%
*                 Lakeland Industries, Inc.                                         20,007     213,075             0.0%
#*                Lands' End, Inc.                                                   1,198      28,273             0.0%
                  Lennar Corp. Class B                                              55,123   2,348,791             0.1%
                  Libbey, Inc.                                                      31,791     333,806             0.0%
*                 Liberty Expedia Holdings, Inc. Class A                            56,310   2,720,336             0.1%
                  Liberty Tax, Inc.                                                  5,035      70,742             0.0%
*                 Liberty TripAdvisor Holdings, Inc. Class A                       228,836   3,363,889             0.1%
#*                Liberty Ventures Series A                                         84,465   4,548,440             0.1%
                  Lifetime Brands, Inc.                                             61,457   1,179,974             0.0%
*                 Lincoln Educational Services Corp.                                 8,887      25,595             0.0%
#                 Lithia Motors, Inc. Class A                                       73,939   7,064,871             0.2%
*                 Luby's, Inc.                                                     106,026     311,716             0.0%
*                 M/I Homes, Inc.                                                   95,252   2,587,044             0.1%
*                 Madison Square Garden Co. (The) Class A                           51,810  10,453,704             0.2%
                  Marcus Corp. (The)                                               108,304   3,660,675             0.1%
*                 MarineMax, Inc.                                                  127,066   2,585,793             0.1%
#                 Marriott Vacations Worldwide Corp.                                78,912   8,694,524             0.2%
#*                McClatchy Co. (The) Class A                                        7,372      79,470             0.0%
                  MDC Holdings, Inc.                                               137,454   4,262,449             0.1%
(degree)          Media General, Inc.                                              109,358     207,780             0.0%
#                 Meredith Corp.                                                    89,799   5,257,731             0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*                 Meritage Homes Corp.                                                 93,172 $ 3,629,049             0.1%
*                 Modine Manufacturing Co.                                            147,459   1,784,254             0.0%
*                 Monarch Casino & Resort, Inc.                                         8,637     254,532             0.0%
#*                Motorcar Parts of America, Inc.                                      56,988   1,727,876             0.0%
                  Movado Group, Inc.                                                  105,959   2,479,441             0.1%
*                 MSG Networks, Inc. Class A                                           60,153   1,500,817             0.0%
#*                Murphy USA, Inc.                                                     22,484   1,564,212             0.0%
#                 NACCO Industries, Inc. Class A                                       24,983   2,114,811             0.1%
*                 Nathan's Famous, Inc.                                                 8,610     587,202             0.0%
#*                Nautilus, Inc.                                                       32,258     587,096             0.0%
*                 New Home Co., Inc. (The)                                              1,300      15,158             0.0%
                  New Media Investment Group, Inc.                                     26,822     352,978             0.0%
*                 New York & Co., Inc.                                                 68,951     115,148             0.0%
#                 New York Times Co. (The) Class A                                    175,153   2,530,961             0.1%
                  News Corp. Class A                                                  482,206   6,133,660             0.2%
#                 News Corp. Class B                                                   82,837   1,076,881             0.0%
#                 Nexstar Media Group, Inc.                                            13,658     942,402             0.0%
                  Office Depot, Inc.                                                1,398,222   6,949,163             0.2%
*                 Overstock.com, Inc.                                                 164,669   2,857,007             0.1%
                  P&F Industries, Inc. Class A                                          1,423       9,804             0.0%
                  Peak Resorts, Inc.                                                    1,800      10,080             0.0%
                  Penske Automotive Group, Inc.                                       236,131  11,265,810             0.3%
*                 Perfumania Holdings, Inc.                                            17,111      17,967             0.0%
*                 Perry Ellis International, Inc.                                      81,166   1,665,526             0.0%
#                 Pier 1 Imports, Inc.                                                510,108   3,438,128             0.1%
*                 Pinnacle Entertainment, Inc.                                         45,175     929,250             0.0%
*                 Potbelly Corp.                                                       37,767     526,850             0.0%
                  PulteGroup, Inc.                                                  1,191,748  27,016,927             0.6%
                  PVH Corp.                                                            16,256   1,642,344             0.0%
#*                Radio One, Inc. Class D                                              33,283      99,849             0.0%
                  RCI Hospitality Holdings, Inc.                                       40,210     669,094             0.0%
*                 Reading International, Inc. Class A                                  31,495     495,416             0.0%
*                 Reading International, Inc. Class B                                   6,238     118,896             0.0%
*                 Red Lion Hotels Corp.                                                79,093     514,105             0.0%
#*                Red Robin Gourmet Burgers, Inc.                                      59,273   3,482,289             0.1%
*                 Regis Corp.                                                         117,902   1,286,311             0.0%
#                 Rent-A-Center, Inc.                                                  47,646     509,336             0.0%
                  Rocky Brands, Inc.                                                   19,704     279,797             0.0%
#*                Ruby Tuesday, Inc.                                                  223,681     570,387             0.0%
                  Saga Communications, Inc. Class A                                    34,254   1,755,518             0.0%
                  Salem Media Group, Inc.                                              41,557     317,911             0.0%
                  Scholastic Corp.                                                    140,916   6,091,799             0.1%
#*                Sequential Brands Group, Inc.                                         4,118      13,878             0.0%
#                 Service Corp. International                                          12,802     412,480             0.0%
*                 Shiloh Industries, Inc.                                             101,943   1,253,899             0.0%
                  Shoe Carnival, Inc.                                                 115,172   2,921,914             0.1%
#*                Shutterfly, Inc.                                                     12,631     655,549             0.0%
*                 Skechers U.S.A., Inc. Class A                                        93,500   2,360,875             0.1%
*                 Skyline Corp.                                                         9,993      61,557             0.0%
#                 Sonic Automotive, Inc. Class A                                       68,762   1,347,735             0.0%
                  Spartan Motors, Inc.                                                109,160     900,570             0.0%
                  Speedway Motorsports, Inc.                                          190,035   3,430,132             0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Consumer Discretionary -- (Continued)
                  Standard Motor Products, Inc.                                       123,563 $  6,280,707             0.2%
                  Stanley Furniture Co., Inc.                                          15,598       17,782             0.0%
                  Staples, Inc.                                                     1,561,291   15,253,813             0.4%
#                 Stein Mart, Inc.                                                     29,940       73,952             0.0%
*                 Stoneridge, Inc.                                                     67,036    1,314,576             0.0%
                  Strattec Security Corp.                                              12,875      413,931             0.0%
                  Superior Industries International, Inc.                             138,538    3,013,202             0.1%
                  Superior Uniform Group, Inc.                                         78,672    1,434,977             0.0%
*                 Sypris Solutions, Inc.                                               17,149       18,349             0.0%
#                 Tailored Brands, Inc.                                                 5,859       72,241             0.0%
*                 Tandy Leather Factory, Inc.                                          44,974      393,523             0.0%
*                 Taylor Morrison Home Corp. Class A                                    4,183       96,627             0.0%
                  TEGNA, Inc.                                                         412,001   10,497,786             0.3%
#                 Tilly's, Inc. Class A                                                51,547      492,789             0.0%
                  Time, Inc.                                                          325,455    4,946,916             0.1%
#                 Toll Brothers, Inc.                                                 833,225   29,987,768             0.7%
*                 TopBuild Corp.                                                       62,625    3,205,774             0.1%
                  Tower International, Inc.                                            30,846      835,927             0.0%
*                 Townsquare Media, Inc. Class A                                        1,900       22,990             0.0%
*                 Trans World Entertainment Corp.                                      61,866      117,545             0.0%
*                 TRI Pointe Group, Inc.                                              492,297    6,129,098             0.1%
#*                Tuesday Morning Corp.                                               179,144      582,218             0.0%
*                 UCP, Inc. Class A                                                    20,082      229,939             0.0%
*                 Unifi, Inc.                                                          94,608    2,655,647             0.1%
                  Unique Fabricating, Inc.                                                873       10,136             0.0%
#*                Universal Electronics, Inc.                                          25,611    1,774,842             0.0%
                  Universal Technical Institute, Inc.                                   3,080       11,150             0.0%
#*                Vera Bradley, Inc.                                                   72,141      660,090             0.0%
#*                Vista Outdoor, Inc.                                                  62,318    1,218,940             0.0%
*                 Visteon Corp.                                                         7,338      755,447             0.0%
#*                Vitamin Shoppe, Inc.                                                 52,778    1,018,615             0.0%
*                 VOXX International Corp.                                             20,012      130,078             0.0%
#                 Wendy's Co. (The)                                                 1,242,950   18,321,083             0.4%
*                 West Marine, Inc.                                                    89,263      978,322             0.0%
                  Weyco Group, Inc.                                                    13,462      376,398             0.0%
#*                William Lyon Homes Class A                                           97,772    2,150,984             0.1%
#                 Winnebago Industries, Inc.                                           56,546    1,622,870             0.0%
                  Wolverine World Wide, Inc.                                           78,722    1,897,987             0.1%
*                 ZAGG, Inc.                                                           77,788      552,295             0.0%
*                 Zoe's Kitchen, Inc.                                                  14,073      254,018             0.0%
#*                Zumiez, Inc.                                                         31,030      556,989             0.0%
                                                                                              ------------ ---------------
Total Consumer Discretionary                                                                   609,747,741            14.0%
                                                                                              ------------ ---------------
Consumer Staples -- (3.3%)
                  Alico, Inc.                                                           8,529      255,444             0.0%
#*                Alliance One International, Inc.                                     24,276      333,795             0.0%
                  Andersons, Inc. (The)                                               126,005    4,706,287             0.1%
*                 Bridgford Foods Corp.                                                 2,376       29,510             0.0%
#                 Cal-Maine Foods, Inc.                                                 6,788      256,247             0.0%
#                 Casey's General Stores, Inc.                                          4,430      496,470             0.0%
*                 CCA Industries, Inc.                                                  9,091       29,319             0.0%
#*                Central Garden & Pet Co.                                             61,250    2,315,250             0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Consumer Staples -- (Continued)
*                 Central Garden & Pet Co. Class A                                  176,558 $  6,220,138             0.1%
#*                Chefs' Warehouse, Inc. (The)                                       46,966      641,086             0.0%
#                 Coca-Cola Bottling Co. Consolidated                                 4,253      901,041             0.0%
#*                Craft Brew Alliance, Inc.                                          90,069    1,224,938             0.0%
*                 Darling Ingredients, Inc.                                         544,926    8,244,730             0.2%
#                 Dean Foods Co.                                                    236,973    4,677,847             0.1%
*                 Edgewell Personal Care Co.                                         12,003      858,094             0.0%
#*                Farmer Brothers Co.                                                42,859    1,521,495             0.0%
                  Fresh Del Monte Produce, Inc.                                     253,809   15,558,492             0.4%
#*                Hain Celestial Group, Inc. (The)                                  181,064    6,697,557             0.2%
*                 Hostess Brands, Inc.                                               56,525      968,839             0.0%
                  Ingles Markets, Inc. Class A                                       64,005    2,989,034             0.1%
                  Ingredion, Inc.                                                    19,553    2,421,052             0.1%
                  Inter Parfums, Inc.                                                27,619    1,048,141             0.0%
#*                Inventure Foods, Inc.                                              11,076       40,981             0.0%
                  J&J Snack Foods Corp.                                                 800      107,664             0.0%
#                 John B. Sanfilippo & Son, Inc.                                     47,866    3,518,151             0.1%
*                 Landec Corp.                                                      114,200    1,570,250             0.0%
#                 Limoneira Co.                                                       2,700       55,836             0.0%
                  Mannatech, Inc.                                                     8,479      132,696             0.0%
#                 MGP Ingredients, Inc.                                              41,329    2,163,986             0.0%
*                 Natural Alternatives International, Inc.                           14,607      142,418             0.0%
#*                Natural Grocers by Vitamin Cottage, Inc.                            7,163       78,363             0.0%
                  Nutraceutical International Corp.                                  63,201    2,003,472             0.0%
                  Oil-Dri Corp. of America                                           28,763    1,170,367             0.0%
                  Omega Protein Corp.                                               123,884    2,496,263             0.1%
#                 Orchids Paper Products Co.                                         26,967      656,646             0.0%
                  Pinnacle Foods, Inc.                                              115,947    6,742,318             0.2%
#*                Post Holdings, Inc.                                               241,453   20,327,928             0.5%
#                 Sanderson Farms, Inc.                                              86,181    9,978,036             0.2%
                  Seaboard Corp.                                                      2,639   11,173,552             0.3%
*                 Seneca Foods Corp. Class A                                         29,598    1,101,046             0.0%
*                 Seneca Foods Corp. Class B                                          1,786       72,333             0.0%
#*                Smart & Final Stores, Inc.                                          3,236       38,185             0.0%
#                 Snyder's-Lance, Inc.                                               99,442    3,506,325             0.1%
                  SpartanNash Co.                                                   230,863    8,495,758             0.2%
#                 Spectrum Brands Holdings, Inc.                                     23,778    3,417,612             0.1%
#*                TreeHouse Foods, Inc.                                              45,157    3,955,753             0.1%
#*                United Natural Foods, Inc.                                        177,074    7,353,883             0.2%
#                 Universal Corp.                                                   108,949    8,002,304             0.2%
                  Village Super Market, Inc. Class A                                 13,924      367,454             0.0%
                  Weis Markets, Inc.                                                 47,949    2,771,932             0.1%
                                                                                            ------------ ---------------
Total Consumer Staples                                                                       163,836,318             3.8%
                                                                                            ------------ ---------------
Energy -- (6.2%)
                  Adams Resources & Energy, Inc.                                     23,604      958,794             0.0%
                  Alon USA Energy, Inc.                                             151,155    1,827,464             0.1%
#*                Antero Resources Corp.                                             63,527    1,346,137             0.0%
                  Archrock, Inc.                                                     53,429      630,462             0.0%
#*                Atwood Oceanics, Inc.                                             240,341    1,881,870             0.1%
*                 Barnwell Industries, Inc.                                          21,737       41,518             0.0%
#*                Bill Barrett Corp.                                                201,930      775,411             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Energy -- (Continued)
#                 Bristow Group, Inc.                                                 117,000 $ 1,564,290             0.0%
#*                Callon Petroleum Co.                                                199,113   2,357,498             0.1%
#*                CARBO Ceramics, Inc.                                                 18,923     130,001             0.0%
*                 Clayton Williams Energy, Inc.                                         9,265   1,156,889             0.0%
#*                Clean Energy Fuels Corp.                                             28,479      69,489             0.0%
#*                Cloud Peak Energy, Inc.                                             185,000     623,450             0.0%
#*                CONSOL Energy, Inc.                                                 795,327  12,073,064             0.3%
*                 Contango Oil & Gas Co.                                               92,976     665,708             0.0%
#                 CVR Energy, Inc.                                                     25,552     559,333             0.0%
*                 Dawson Geophysical Co.                                               56,521     284,301             0.0%
                  Delek US Holdings, Inc.                                             204,158   4,914,083             0.1%
#*                Denbury Resources, Inc.                                             588,054   1,305,480             0.0%
                  DHT Holdings, Inc.                                                   73,099     350,144             0.0%
#*                Diamond Offshore Drilling, Inc.                                     266,866   3,848,208             0.1%
#*                Dorian LPG, Ltd.                                                     53,065     482,361             0.0%
#*                Dril-Quip, Inc.                                                     151,043   7,786,267             0.2%
#*                Earthstone Energy, Inc.                                               1,896      25,539             0.0%
*                 Eclipse Resources Corp.                                              76,333     153,429             0.0%
*                 ENGlobal Corp.                                                        3,300       5,313             0.0%
#                 EnLink Midstream LLC                                                115,695   2,134,573             0.1%
                  Ensco P.L.C. Class A                                                117,884     930,105             0.0%
*                 Era Group, Inc.                                                      74,042     941,074             0.0%
*                 Exterran Corp.                                                      125,763   3,442,133             0.1%
#*                Forum Energy Technologies, Inc.                                     411,696   6,957,662             0.2%
                  GasLog, Ltd.                                                            559       7,826             0.0%
#*                Geospace Technologies Corp.                                          12,301     203,459             0.0%
                  Green Plains, Inc.                                                  135,748   3,122,204             0.1%
                  Gulf Island Fabrication, Inc.                                        44,467     442,447             0.0%
*                 Gulfport Energy Corp.                                               243,121   3,860,761             0.1%
                  Hallador Energy Co.                                                   2,000      13,380             0.0%
*                 Helix Energy Solutions Group, Inc.                                  824,571   5,046,375             0.1%
#                 Helmerich & Payne, Inc.                                             299,637  18,169,988             0.4%
#                 HollyFrontier Corp.                                                 666,222  18,747,487             0.4%
*                 International Seaways, Inc.                                           4,349      84,066             0.0%
#*                Jones Energy, Inc. Class A                                            9,678      19,356             0.0%
#*                Kosmos Energy, Ltd.                                                  62,184     373,726             0.0%
*                 Matrix Service Co.                                                   85,305   1,002,334             0.0%
*                 McDermott International, Inc.                                       731,606   4,784,703             0.1%
*                 Mitcham Industries, Inc.                                             41,816     198,626             0.0%
#                 Murphy Oil Corp.                                                    644,276  16,867,146             0.4%
#                 Nabors Industries, Ltd.                                             546,261   5,648,339             0.1%
*                 Natural Gas Services Group, Inc.                                     67,821   1,858,295             0.1%
*                 Newpark Resources, Inc.                                             382,188   2,923,738             0.1%
#                 Noble Corp. P.L.C.                                                1,049,516   5,037,677             0.1%
#*                Oasis Petroleum, Inc.                                               794,540   9,486,808             0.2%
                  Oceaneering International, Inc.                                      43,860   1,157,465             0.0%
*                 Oil States International, Inc.                                      180,738   5,376,955             0.1%
*                 Pacific Ethanol, Inc.                                                57,761     392,775             0.0%
                  Panhandle Oil and Gas, Inc. Class A                                   4,250      80,538             0.0%
#*                Par Pacific Holdings, Inc.                                              769      12,589             0.0%
*                 Parker Drilling Co.                                                 158,446     261,436             0.0%
#                 Patterson-UTI Energy, Inc.                                          437,381   9,467,112             0.2%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                    SHARES      VALUE+    OF NET ASSETS**
                                                                                   --------- ------------ ---------------
Energy -- (Continued)
#                 PBF Energy, Inc. Class A                                           502,308 $ 11,211,515             0.3%
*                 PDC Energy, Inc.                                                   220,367   12,170,869             0.3%
*                 PHI, Inc. Non-Voting                                                46,284      542,911             0.0%
*                 PHI, Inc. Voting                                                       787        9,129             0.0%
*                 Pioneer Energy Services Corp.                                      341,671    1,042,097             0.0%
                  Range Resources Corp.                                              233,918    6,196,488             0.2%
#*                Renewable Energy Group, Inc.                                       195,552    2,043,518             0.1%
#*                REX American Resources Corp.                                        43,724    4,139,788             0.1%
#*                Rice Energy, Inc.                                                  220,770    4,700,193             0.1%
*                 RigNet, Inc.                                                         5,900      115,640             0.0%
#*                Ring Energy, Inc.                                                   13,123      157,476             0.0%
#*                Rowan Cos. P.L.C. Class A                                          143,564    2,019,945             0.1%
*                 RSP Permian, Inc.                                                  245,432    9,338,688             0.2%
*                 SandRidge Energy, Inc.                                               3,638       67,012             0.0%
#                 Scorpio Tankers, Inc.                                              165,200      726,880             0.0%
*                 SEACOR Holdings, Inc.                                               69,191    4,543,081             0.1%
                  SemGroup Corp. Class A                                             195,279    6,502,791             0.2%
#                 Ship Finance International, Ltd.                                    53,723      754,808             0.0%
                  SM Energy Co.                                                       12,542      283,324             0.0%
#*                SRC Energy, Inc.                                                   179,822    1,355,858             0.0%
#*                Superior Energy Services, Inc.                                     729,366    8,810,741             0.2%
#                 Targa Resources Corp.                                              167,165    9,215,806             0.2%
#*                Tesco Corp.                                                        194,129    1,271,545             0.0%
#*                Transocean, Ltd.                                                 1,338,971   14,768,850             0.4%
*                 Unit Corp.                                                         251,657    5,408,109             0.1%
                  Western Refining, Inc.                                             228,917    7,895,347             0.2%
*                 Willbros Group, Inc.                                                87,439      240,457             0.0%
                  World Fuel Services Corp.                                           77,911    2,869,462             0.1%
*                 WPX Energy, Inc.                                                   775,275    9,249,031             0.2%
                                                                                             ------------ ---------------
Total Energy                                                                                  302,521,020             7.0%
                                                                                             ------------ ---------------
Financials -- (24.0%)
#                 1st Constitution Bancorp                                               865       15,484             0.0%
                  1st Source Corp.                                                   215,054   10,389,259             0.2%
                  A-Mark Precious Metals, Inc.                                         1,556       27,401             0.0%
                  Access National Corp.                                               12,288      348,119             0.0%
                  ACNB Corp.                                                             497       15,382             0.0%
*                 Alleghany Corp.                                                      1,573      960,631             0.0%
                  Allied World Assurance Co. Holdings AG                             454,224   24,114,752             0.6%
*                 Ambac Financial Group, Inc.                                         65,248    1,267,769             0.0%
                  American Equity Investment Life Holding Co.                        318,969    7,565,945             0.2%
                  American Financial Group, Inc.                                     294,639   28,671,321             0.7%
                  American National Bankshares, Inc.                                  15,485      594,624             0.0%
                  American National Insurance Co.                                     41,466    4,848,205             0.1%
                  American River Bankshares                                            8,728      129,174             0.0%
                  Ameris Bancorp                                                      72,601    3,419,507             0.1%
                  AMERISAFE, Inc.                                                     76,521    4,403,784             0.1%
                  AmeriServ Financial, Inc.                                          120,367      487,486             0.0%
                  Argo Group International Holdings, Ltd.                            189,021   12,465,935             0.3%
                  Arrow Financial Corp.                                                1,727       59,150             0.0%
                  Aspen Insurance Holdings, Ltd.                                     254,728   13,335,011             0.3%
                  Associated Banc-Corp                                               466,648   11,619,535             0.3%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Financials -- (Continued)
                  Assurant, Inc.                                                   319,133 $30,713,360             0.7%
                  Assured Guaranty, Ltd.                                           448,331  17,094,861             0.4%
*                 Asta Funding, Inc.                                                 6,462      54,281             0.0%
                  Astoria Financial Corp.                                          315,078   6,424,440             0.2%
                  Atlantic American Corp.                                            9,523      37,616             0.0%
*                 Atlantic Coast Financial Corp.                                     6,282      48,811             0.0%
*                 Atlanticus Holdings Corp.                                         55,958     145,491             0.0%
#*                Atlas Financial Holdings, Inc.                                     1,510      19,555             0.0%
                  Auburn National Bancorporation, Inc.                                 513      17,283             0.0%
                  Axis Capital Holdings, Ltd.                                      324,451  21,381,321             0.5%
                  Baldwin & Lyons, Inc. Class A                                        276       6,458             0.0%
                  Baldwin & Lyons, Inc. Class B                                     58,678   1,437,611             0.0%
#                 Banc of California, Inc.                                          60,270   1,307,859             0.0%
                  BancFirst Corp.                                                    6,451     619,619             0.0%
                  Bancorp of New Jersey, Inc.                                          541       8,683             0.0%
*                 Bancorp, Inc. (The)                                              102,969     664,150             0.0%
                  BancorpSouth, Inc.                                               275,023   8,374,450             0.2%
                  Bank Mutual Corp.                                                143,472   1,319,942             0.0%
                  Bank of Commerce Holdings                                          3,841      43,211             0.0%
                  Bank of Marin Bancorp                                              1,602     101,166             0.0%
                  BankFinancial Corp.                                               71,593   1,058,145             0.0%
                  Banner Corp.                                                      49,647   2,740,514             0.1%
                  Bar Harbor Bankshares                                             39,609   1,219,561             0.0%
                  BCB Bancorp, Inc.                                                  6,576     103,901             0.0%
                  Bear State Financial, Inc.                                         9,438      88,528             0.0%
                  Beneficial Bancorp, Inc.                                         130,586   2,089,376             0.1%
                  Berkshire Hills Bancorp, Inc.                                    131,789   4,942,087             0.1%
                  Blue Hills Bancorp, Inc.                                           4,520      81,812             0.0%
                  BNC Bancorp                                                       16,060     537,207             0.0%
#*                BofI Holding, Inc.                                               227,512   5,435,262             0.1%
#                 BOK Financial Corp.                                              105,640   8,904,396             0.2%
                  Boston Private Financial Holdings, Inc.                          266,928   4,164,077             0.1%
                  Bridge Bancorp, Inc.                                               4,683     169,759             0.0%
                  Brookline Bancorp, Inc.                                          227,894   3,315,858             0.1%
#                 Bryn Mawr Bank Corp.                                              36,318   1,558,042             0.0%
*                 BSB Bancorp, Inc.                                                    435      12,680             0.0%
                  C&F Financial Corp.                                                4,020     201,000             0.0%
                  California First National Bancorp                                 17,918     295,647             0.0%
#                 Camden National Corp.                                             37,486   1,602,526             0.0%
                  Capital Bank Financial Corp. Class A                              45,888   1,904,352             0.1%
                  Capital City Bank Group, Inc.                                     37,417     771,164             0.0%
                  Capitol Federal Financial, Inc.                                  390,051   5,706,446             0.1%
*                 Cascade Bancorp                                                  141,007   1,054,732             0.0%
                  Cathay General Bancorp                                           299,120  11,381,516             0.3%
                  CenterState Banks, Inc.                                           84,059   2,120,809             0.1%
                  Central Pacific Financial Corp.                                   45,947   1,437,222             0.0%
                  Central Valley Community Bancorp                                     744      16,896             0.0%
                  Century Bancorp, Inc. Class A                                      3,160     199,238             0.0%
                  Charter Financial Corp.                                            2,814      51,637             0.0%
                  Chemical Financial Corp.                                          94,890   4,502,530             0.1%
#                 Citizens & Northern Corp.                                          1,746      40,595             0.0%
                  Citizens Community Bancorp, Inc.                                  29,400     421,596             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
                  Citizens Holding Co.                                                  1,122 $    26,760             0.0%
#*                Citizens, Inc.                                                      167,031   1,177,569             0.0%
                  City Holding Co.                                                     14,788   1,051,279             0.0%
#                 Clifton Bancorp, Inc.                                                22,265     371,825             0.0%
                  CNB Financial Corp.                                                   3,982      95,130             0.0%
                  CNO Financial Group, Inc.                                         1,201,584  25,317,375             0.6%
*                 Coastway Bancorp, Inc.                                                  668      12,892             0.0%
#                 CoBiz Financial, Inc.                                               131,357   2,158,196             0.1%
                  Codorus Valley Bancorp, Inc.                                          5,850     169,592             0.0%
                  Colony Bankcorp, Inc.                                                 4,653      63,513             0.0%
                  Columbia Banking System, Inc.                                       151,543   5,987,464             0.1%
#                 Community Bank System, Inc.                                         123,795   6,926,330             0.2%
                  Community Trust Bancorp, Inc.                                        36,430   1,637,528             0.0%
                  Community West Bancshares                                            16,252     164,958             0.0%
                  ConnectOne Bancorp, Inc.                                             47,808   1,061,338             0.0%
*                 Consumer Portfolio Services, Inc.                                    85,246     415,148             0.0%
#*                Cowen Group, Inc. Class A                                            59,095     939,610             0.0%
*                 CU Bancorp                                                            1,160      43,239             0.0%
#*                Customers Bancorp, Inc.                                              36,567   1,131,017             0.0%
#                 CVB Financial Corp.                                                  52,409   1,128,890             0.0%
                  Dime Community Bancshares, Inc.                                      87,594   1,703,703             0.0%
                  Donegal Group, Inc. Class A                                          69,213   1,153,089             0.0%
                  Donegal Group, Inc. Class B                                           6,421     108,354             0.0%
*                 E*TRADE Financial Corp.                                             290,073  10,022,022             0.2%
*                 Eagle Bancorp, Inc.                                                     585      35,042             0.0%
                  East West Bancorp, Inc.                                                 850      46,130             0.0%
                  Eastern Virginia Bankshares, Inc.                                     9,379     107,577             0.0%
                  EMC Insurance Group, Inc.                                           206,253   5,915,336             0.1%
                  Employers Holdings, Inc.                                            100,964   4,038,560             0.1%
#*                Encore Capital Group, Inc.                                           80,657   2,689,911             0.1%
#*                Enova International, Inc.                                            42,658     605,744             0.0%
#*                Enstar Group, Ltd.                                                    5,360   1,044,128             0.0%
                  Enterprise Bancorp, Inc.                                              7,891     276,264             0.0%
                  Enterprise Financial Services Corp.                                  42,119   1,779,528             0.1%
                  ESSA Bancorp, Inc.                                                   21,306     322,360             0.0%
                  Evans Bancorp, Inc.                                                   8,434     320,492             0.0%
                  EverBank Financial Corp.                                            147,633   2,878,843             0.1%
#*                Ezcorp, Inc. Class A                                                 53,917     487,949             0.0%
                  Farmers Capital Bank Corp.                                            6,260     259,790             0.0%
#                 Farmers National Banc Corp.                                           5,782      82,683             0.0%
                  FBL Financial Group, Inc. Class A                                   126,005   8,379,332             0.2%
*                 FCB Financial Holdings, Inc. Class A                                 26,169   1,236,485             0.0%
                  Federal Agricultural Mortgage Corp. Class A                           2,471     134,571             0.0%
                  Federal Agricultural Mortgage Corp. Class C                          43,772   2,497,193             0.1%
                  Federated National Holding Co.                                       55,257     888,533             0.0%
#                 Fidelity & Guaranty Life                                              4,011     114,113             0.0%
                  Fidelity Southern Corp.                                              40,509     912,263             0.0%
                  Financial Institutions, Inc.                                         25,514     854,719             0.0%
*                 First Acceptance Corp.                                               90,168     104,595             0.0%
                  First American Financial Corp.                                      291,331  12,646,679             0.3%
*                 First BanCorp(318672706)                                            165,571     973,557             0.0%
                  First Bancorp(318910106)                                             68,195   2,048,578             0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Financials -- (Continued)
#                 First Bancorp, Inc.                                                18,788 $   506,712             0.0%
#                 First Bancshares, Inc. (The)                                          271       7,764             0.0%
                  First Busey Corp.                                                  52,057   1,559,107             0.0%
                  First Business Financial Services, Inc.                             5,400     143,478             0.0%
                  First Citizens BancShares, Inc. Class A                            20,291   7,062,485             0.2%
                  First Commonwealth Financial Corp.                                285,908   3,691,072             0.1%
                  First Community Bancshares, Inc.                                   39,339   1,040,910             0.0%
                  First Connecticut Bancorp, Inc.                                     6,781     181,053             0.0%
                  First Defiance Financial Corp.                                     36,856   1,976,956             0.1%
                  First Financial Bancorp                                           122,267   3,380,683             0.1%
                  First Financial Corp.                                              45,672   2,228,794             0.1%
                  First Financial Northwest, Inc.                                   111,813   1,753,228             0.1%
*                 First Foundation, Inc.                                              1,440      22,608             0.0%
#                 First Horizon National Corp.                                      119,916   2,200,459             0.1%
#                 First Interstate BancSystem, Inc. Class A                          48,462   1,829,440             0.1%
                  First Merchants Corp.                                             165,434   6,845,659             0.2%
                  First Midwest Bancorp, Inc.                                       271,975   6,176,552             0.2%
                  First of Long Island Corp. (The)                                      600      16,320             0.0%
                  First South Bancorp, Inc.                                             967      12,552             0.0%
*                 First United Corp.                                                  4,138      58,139             0.0%
                  FirstCash, Inc.                                                   104,660   5,437,087             0.1%
*                 Flagstar Bancorp, Inc.                                             90,284   2,639,904             0.1%
                  Flushing Financial Corp.                                          119,416   3,520,384             0.1%
                  FNB Corp.                                                         740,371  10,542,883             0.3%
*                 FNFV Group                                                         30,474     417,494             0.0%
                  FS Bancorp, Inc.                                                      270      11,845             0.0%
                  Fulton Financial Corp.                                            634,174  11,700,510             0.3%
#                 Gain Capital Holdings, Inc.                                        36,451     258,438             0.0%
*                 Genworth Financial, Inc. Class A                                  281,302   1,136,460             0.0%
#                 German American Bancorp, Inc.                                      92,565   3,043,537             0.1%
#                 Glacier Bancorp, Inc.                                              96,656   3,265,040             0.1%
*                 Global Indemnity, Ltd.                                             60,021   2,433,852             0.1%
                  Great Southern Bancorp, Inc.                                       28,642   1,436,396             0.0%
#                 Great Western Bancorp, Inc.                                        21,157     871,668             0.0%
#*                Green Bancorp, Inc.                                                 1,500      27,000             0.0%
#*                Green Dot Corp. Class A                                           122,316   4,194,216             0.1%
#*                Greenlight Capital Re, Ltd. Class A                                89,989   1,939,263             0.1%
                  Guaranty Bancorp                                                   22,060     554,809             0.0%
                  Guaranty Federal Bancshares, Inc.                                  14,051     286,219             0.0%
*                 Hallmark Financial Services, Inc.                                  69,665     732,179             0.0%
                  Hancock Holding Co.                                               214,163  10,001,412             0.2%
                  Hanmi Financial Corp.                                              78,310   2,274,905             0.1%
                  Hanover Insurance Group, Inc. (The)                               140,426  12,395,403             0.3%
                  Hawthorn Bancshares, Inc.                                           9,872     186,581             0.0%
#                 HCI Group, Inc.                                                    32,155   1,533,472             0.0%
                  Heartland Financial USA, Inc.                                      16,317     783,216             0.0%
                  Heritage Commerce Corp.                                           104,426   1,491,203             0.0%
                  Heritage Financial Corp.                                           39,220   1,035,408             0.0%
#                 Heritage Insurance Holdings, Inc.                                  18,493     223,765             0.0%
                  Hilltop Holdings, Inc.                                            306,847   8,533,415             0.2%
                  Hingham Institution for Savings                                     1,253     224,901             0.0%
*                 HMN Financial, Inc.                                                17,795     309,633             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Financials -- (Continued)
#                 Home Bancorp, Inc.                                                 5,323 $   197,696             0.0%
*                 HomeStreet, Inc.                                                  34,975     909,350             0.0%
*                 HomeTrust Bancshares, Inc.                                        14,464     361,600             0.0%
                  Hope Bancorp, Inc.                                               372,971   6,829,099             0.2%
                  HopFed Bancorp, Inc.                                              27,899     411,510             0.0%
                  Horace Mann Educators Corp.                                      251,498   9,720,398             0.2%
                  Horizon Bancorp                                                   23,969     646,923             0.0%
                  Iberiabank Corp.                                                 124,538   9,882,090             0.2%
                  Independence Holding Co.                                          47,444     899,064             0.0%
                  Independent Bank Corp.(453836108)                                 73,364   4,643,941             0.1%
                  Independent Bank Corp.(453838609)                                 43,229     964,007             0.0%
                  Independent Bank Group, Inc.                                       3,290     197,893             0.0%
                  Infinity Property & Casualty Corp.                                90,310   8,963,267             0.2%
#                 Interactive Brokers Group, Inc. Class A                           41,338   1,439,803             0.0%
                  International Bancshares Corp.                                   205,815   7,697,481             0.2%
*                 INTL. FCStone, Inc.                                               39,944   1,491,908             0.0%
                  Investment Technology Group, Inc.                                 96,034   1,912,037             0.1%
                  Investors Bancorp, Inc.                                          809,439  11,210,730             0.3%
                  Investors Title Co.                                                7,764   1,383,700             0.0%
                  Janus Capital Group, Inc.                                        430,097   5,875,125             0.1%
*                 KCG Holdings, Inc. Class A                                       125,813   2,503,679             0.1%
                  Kearny Financial Corp.                                            72,558   1,059,347             0.0%
                  Kemper Corp.                                                     174,423   6,863,545             0.2%
                  Kentucky First Federal Bancorp                                       496       4,811             0.0%
                  Kingstone Cos., Inc.                                               1,214      18,149             0.0%
#*                Ladenburg Thalmann Financial Services, Inc.                       17,957      49,920             0.0%
#                 Lake Shore Bancorp, Inc.                                           1,066      16,939             0.0%
                  Lakeland Bancorp, Inc.                                           136,571   2,656,306             0.1%
#                 Lakeland Financial Corp.                                          32,815   1,498,333             0.0%
                  Landmark Bancorp, Inc.                                             2,964      91,439             0.0%
                  LCNB Corp.                                                           612      13,556             0.0%
                  LegacyTexas Financial Group, Inc.                                 56,397   2,132,371             0.1%
#                 Legg Mason, Inc.                                                 367,311  13,730,085             0.3%
                  Leucadia National Corp.                                           14,822     376,331             0.0%
                  Macatawa Bank Corp.                                               83,137     795,621             0.0%
                  Mackinac Financial Corp.                                          14,051     209,360             0.0%
*                 Magyar Bancorp, Inc.                                               6,751      85,940             0.0%
                  Maiden Holdings, Ltd.                                            238,398   2,944,215             0.1%
                  MainSource Financial Group, Inc.                                 118,760   4,061,592             0.1%
*                 Malvern Bancorp, Inc.                                                743      16,235             0.0%
                  Marlin Business Services Corp.                                    61,664   1,569,349             0.0%
                  MB Financial, Inc.                                               204,478   8,692,360             0.2%
#*                MBIA, Inc.                                                       521,142   4,377,593             0.1%
                  MBT Financial Corp.                                               54,563     611,106             0.0%
                  Mercantile Bank Corp.                                             38,174   1,283,792             0.0%
                  Merchants Bancshares, Inc.                                        13,907     692,569             0.0%
#                 Mercury General Corp.                                             10,281     632,179             0.0%
                  Meridian Bancorp, Inc.                                            97,650   1,713,757             0.1%
                  Meta Financial Group, Inc.                                        17,309   1,469,534             0.0%
*                 MGIC Investment Corp.                                            394,009   4,152,855             0.1%
                  Mid Penn Bancorp, Inc.                                               262       7,244             0.0%
#                 MidSouth Bancorp, Inc.                                            29,233     445,803             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
                  MidWestOne Financial Group, Inc.                                     16,967 $   588,755             0.0%
*                 MSB Financial Corp.                                                   3,419      60,174             0.0%
                  MutualFirst Financial, Inc.                                          17,676     582,424             0.0%
                  National Bank Holdings Corp. Class A                                 65,744   2,075,538             0.1%
                  National General Holdings Corp.                                       5,105     116,088             0.0%
                  National Security Group, Inc. (The)                                     193       2,997             0.0%
                  National Western Life Group, Inc. Class A                             5,667   1,735,462             0.1%
                  Navient Corp.                                                       593,869   9,026,809             0.2%
                  Navigators Group, Inc. (The)                                        153,512   8,297,324             0.2%
                  NBT Bancorp, Inc.                                                    48,343   1,845,736             0.1%
                  Nelnet, Inc. Class A                                                109,310   4,920,043             0.1%
                  NewStar Financial, Inc.                                             162,632   1,746,668             0.1%
*                 Nicholas Financial, Inc.                                             20,100     200,598             0.0%
*                 NMI Holdings, Inc. Class A                                           45,959     533,124             0.0%
                  Northeast Bancorp                                                     1,422      23,819             0.0%
                  Northfield Bancorp, Inc.                                            114,229   2,099,529             0.1%
#                 Northrim BanCorp, Inc.                                               24,258     776,256             0.0%
                  Northwest Bancshares, Inc.                                          299,089   4,827,296             0.1%
                  Norwood Financial Corp.                                               2,565      95,392             0.0%
                  OceanFirst Financial Corp.                                           46,224   1,278,094             0.0%
                  OFG Bancorp                                                         124,853   1,460,780             0.0%
                  Ohio Valley Banc Corp.                                                1,614      46,806             0.0%
                  Old Line Bancshares, Inc.                                             2,048      56,852             0.0%
                  Old National Bancorp.                                               334,183   5,614,274             0.1%
                  Old Republic International Corp.                                    794,513  16,430,529             0.4%
                  Old Second Bancorp, Inc.                                             44,785     537,420             0.0%
                  OneBeacon Insurance Group, Ltd. Class A                              71,605   1,142,100             0.0%
                  Oppenheimer Holdings, Inc. Class A                                   13,535     234,155             0.0%
                  Opus Bank                                                             8,114     182,971             0.0%
                  Oritani Financial Corp.                                              93,026   1,576,791             0.0%
                  Orrstown Financial Services, Inc.                                       450       9,653             0.0%
                  Pacific Continental Corp.                                            30,278     756,950             0.0%
#*                Pacific Mercantile Bancorp                                           30,749     238,305             0.0%
*                 Pacific Premier Bancorp, Inc.                                        17,590     642,914             0.0%
                  PacWest Bancorp                                                     281,878  13,921,954             0.3%
                  Park Sterling Corp.                                                  90,477   1,112,867             0.0%
                  Parke Bancorp, Inc.                                                     770      18,326             0.0%
*                 Patriot National Bancorp, Inc.                                          720      11,250             0.0%
                  Peapack Gladstone Financial Corp.                                    27,286     874,789             0.0%
#                 Penns Woods Bancorp, Inc.                                             1,635      68,180             0.0%
#                 People's United Financial, Inc.                                   1,234,646  21,569,266             0.5%
                  People's Utah Bancorp                                                   600      15,840             0.0%
                  Peoples Bancorp of North Carolina, Inc.                               4,643     131,583             0.0%
                  Peoples Bancorp, Inc.                                                39,920   1,336,522             0.0%
                  Peoples Financial Services Corp.                                        341      15,325             0.0%
*                 PHH Corp.                                                           183,302   2,364,596             0.1%
*                 PICO Holdings, Inc.                                                  60,248     969,993             0.0%
                  Pinnacle Financial Partners, Inc.                                    59,645   3,817,280             0.1%
                  Piper Jaffray Cos.                                                   42,749   2,676,087             0.1%
                  Popular, Inc.                                                       169,641   7,109,654             0.2%
#*                PRA Group, Inc.                                                      17,400     560,280             0.0%
                  Preferred Bank                                                       21,879   1,159,368             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Financials -- (Continued)
                  Premier Financial Bancorp, Inc.                                   18,912 $   405,284             0.0%
#                 Primerica, Inc.                                                   64,489   5,404,178             0.1%
                  PrivateBancorp, Inc.                                             107,998   6,239,044             0.2%
                  ProAssurance Corp.                                               100,392   6,214,265             0.2%
#                 Prosperity Bancshares, Inc.                                      202,126  13,582,867             0.3%
                  Provident Financial Holdings, Inc.                                26,149     502,845             0.0%
                  Provident Financial Services, Inc.                               227,791   5,851,951             0.1%
                  Prudential Bancorp, Inc.                                             156       2,796             0.0%
                  QCR Holdings, Inc.                                                 5,947     271,183             0.0%
                  Radian Group, Inc.                                               439,207   7,413,814             0.2%
*                 Regional Management Corp.                                         13,716     271,988             0.0%
                  Reinsurance Group of America, Inc.                               203,201  25,408,253             0.6%
#                 RenaissanceRe Holdings, Ltd.                                     149,605  21,269,343             0.5%
                  Renasant Corp.                                                   137,344   5,823,386             0.1%
                  Republic Bancorp, Inc. Class A                                    16,730     601,945             0.0%
#*                Republic First Bancorp, Inc.                                       4,394      37,788             0.0%
                  Riverview Bancorp, Inc.                                           19,118     138,797             0.0%
#                 RLI Corp.                                                          6,138     351,216             0.0%
*                 Royal Bancshares of Pennsylvania, Inc. Class A                     5,264      22,530             0.0%
                  S&T Bancorp, Inc.                                                 87,232   3,136,863             0.1%
*                 Safeguard Scientifics, Inc.                                       34,352     436,270             0.0%
                  Safety Insurance Group, Inc.                                      70,391   5,096,308             0.1%
                  Salisbury Bancorp, Inc.                                              490      19,233             0.0%
                  Sandy Spring Bancorp, Inc.                                        95,300   4,121,725             0.1%
*                 Santander Consumer USA Holdings, Inc.                             65,000     828,100             0.0%
                  SB Financial Group, Inc.                                           1,320      22,836             0.0%
*                 Seacoast Banking Corp. of Florida                                 19,987     483,685             0.0%
*                 Security National Financial Corp. Class A                         10,720      75,576             0.0%
*                 Select Bancorp, Inc.                                               6,103      68,720             0.0%
                  Selective Insurance Group, Inc.                                  222,371  11,741,189             0.3%
                  Shore Bancshares, Inc.                                             5,614      93,136             0.0%
                  SI Financial Group, Inc.                                          19,230     287,488             0.0%
                  Sierra Bancorp                                                     8,712     218,410             0.0%
                  Simmons First National Corp. Class A                             115,564   6,315,573             0.2%
*                 SLM Corp.                                                         98,617   1,236,657             0.0%
                  South State Corp.                                                 65,915   5,810,407             0.1%
*                 Southern First Bancshares, Inc.                                   14,863     500,883             0.0%
                  Southern Missouri Bancorp, Inc.                                    2,162      71,995             0.0%
                  Southern National Bancorp of Virginia, Inc.                        1,185      21,579             0.0%
#                 Southside Bancshares, Inc.                                        53,270   1,849,534             0.1%
                  Southwest Bancorp, Inc.                                           68,246   1,770,984             0.1%
                  Southwest Georgia Financial Corp.                                    731      14,050             0.0%
                  State Auto Financial Corp.                                       156,245   4,198,303             0.1%
                  State Bank Financial Corp.                                        40,627   1,091,241             0.0%
                  State National Cos., Inc.                                          4,106      60,235             0.0%
#                 Sterling Bancorp                                                 355,816   8,272,722             0.2%
                  Stewart Information Services Corp.                                70,392   3,339,396             0.1%
#*                Stifel Financial Corp.                                            60,974   2,979,799             0.1%
#                 Stock Yards Bancorp, Inc.                                            750      30,750             0.0%
                  Stonegate Bank                                                     1,992      91,433             0.0%
                  Summit Financial Group, Inc.                                       1,109      24,254             0.0%
                  Sun Bancorp, Inc.                                                 39,224     978,639             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                   SHARES      VALUE+     OF NET ASSETS**
                                                                                   ------- -------------- ---------------
Financials -- (Continued)
#                 Sussex Bancorp                                                     7,441 $      191,978             0.0%
                  Synovus Financial Corp.                                          292,437     12,223,867             0.3%
                  TCF Financial Corp.                                              492,910      8,137,944             0.2%
                  Territorial Bancorp, Inc.                                         12,906        399,441             0.0%
#*                Texas Capital Bancshares, Inc.                                    57,599      4,383,284             0.1%
                  Timberland Bancorp, Inc.                                          52,391      1,161,508             0.0%
                  Tiptree, Inc.                                                    136,453        961,994             0.0%
#                 Tompkins Financial Corp.                                          14,598      1,206,817             0.0%
                  Towne Bank                                                       143,758      4,664,947             0.1%
                  Trico Bancshares                                                  43,565      1,544,815             0.0%
*                 TriState Capital Holdings, Inc.                                    8,820        219,618             0.0%
                  TrustCo Bank Corp. NY                                            207,336      1,648,321             0.0%
#                 Trustmark Corp.                                                  218,454      7,257,042             0.2%
                  UMB Financial Corp.                                               25,764      1,867,632             0.1%
                  Umpqua Holdings Corp.                                            747,607     13,210,216             0.3%
*                 Unico American Corp.                                              35,600        364,900             0.0%
                  Union Bankshares Corp.                                           200,632      6,869,640             0.2%
                  United Bancshares, Inc.                                              590         12,862             0.0%
#                 United Bankshares, Inc.                                          213,059      8,501,037             0.2%
                  United Community Bancorp                                             870         15,486             0.0%
                  United Community Banks, Inc.                                      90,500      2,475,175             0.1%
                  United Community Financial Corp.                                 164,340      1,403,464             0.0%
                  United Financial Bancorp, Inc.                                   141,505      2,443,791             0.1%
                  United Fire Group, Inc.                                          108,057      4,754,508             0.1%
                  United Insurance Holdings Corp.                                   17,304        264,059             0.0%
*                 United Security Bancshares                                         1,687         14,086             0.0%
                  Unity Bancorp, Inc.                                               27,075        442,676             0.0%
                  Universal Insurance Holdings, Inc.                                49,436      1,287,808             0.0%
                  Univest Corp. of Pennsylvania                                     32,795        993,688             0.0%
                  Validus Holdings, Ltd.                                           273,291     15,107,526             0.4%
#                 Valley National Bancorp                                          477,051      5,610,120             0.1%
*                 Veritex Holdings, Inc.                                               913         24,596             0.0%
*                 Walker & Dunlop, Inc.                                             89,820      4,028,427             0.1%
                  Washington Federal, Inc.                                         326,323     10,997,085             0.3%
                  Washington Trust Bancorp, Inc.                                    17,053        839,008             0.0%
                  WashingtonFirst Bankshares, Inc.                                     516         14,515             0.0%
                  Waterstone Financial, Inc.                                        38,741        736,079             0.0%
                  Wayne Savings Bancshares, Inc.                                     1,300         23,699             0.0%
#                 Webster Financial Corp.                                          209,439     10,641,596             0.3%
                  WesBanco, Inc.                                                   204,893      8,156,790             0.2%
                  West Bancorporation, Inc.                                         90,568      2,110,234             0.1%
*                 Western Alliance Bancorp                                         105,614      5,058,911             0.1%
                  Western New England Bancorp, Inc.                                115,685      1,214,692             0.0%
                  White Mountains Insurance Group, Ltd.                                715        614,142             0.0%
                  Wintrust Financial Corp.                                         182,739     12,948,886             0.3%
#                 WR Berkley Corp.                                                 223,655     15,204,067             0.4%
                  WSFS Financial Corp.                                              30,861      1,456,639             0.0%
                  WVS Financial Corp.                                                1,304         19,886             0.0%
#                 Zions Bancorporation                                             770,717     30,851,802             0.7%
                                                                                           -------------- ---------------
Total Financials                                                                            1,178,964,071            27.2%
                                                                                           -------------- ---------------

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Health Care -- (4.8%)
#*                Acadia Healthcare Co., Inc.                                       177,870 $7,751,575             0.2%
#                 Aceto Corp.                                                       162,117  2,569,554             0.1%
#*                Achillion Pharmaceuticals, Inc.                                    88,106    300,441             0.0%
*                 Addus HomeCare Corp.                                               66,668  2,263,379             0.1%
#*                Adverum Biotechnologies, Inc.                                      15,156     43,195             0.0%
#*                Albany Molecular Research, Inc.                                   137,879  2,207,443             0.1%
*                 Alere, Inc.                                                       177,374  8,721,480             0.2%
*                 Allscripts Healthcare Solutions, Inc.                             115,488  1,382,391             0.0%
*                 Almost Family, Inc.                                                54,366  2,699,272             0.1%
*                 AMAG Pharmaceuticals, Inc.                                         76,948  1,877,531             0.1%
#*                Amedisys, Inc.                                                     97,525  5,285,855             0.1%
*                 American Shared Hospital Services                                   8,624     37,514             0.0%
#*                AMN Healthcare Services, Inc.                                      35,119  1,434,611             0.0%
#*                Amphastar Pharmaceuticals, Inc.                                    74,220  1,120,722             0.0%
                  Analogic Corp.                                                     35,633  2,560,231             0.1%
*                 AngioDynamics, Inc.                                               105,807  1,642,125             0.0%
#*                Anika Therapeutics, Inc.                                           68,061  3,139,654             0.1%
#*                Aptevo Therapeutics, Inc.                                          33,346     66,692             0.0%
*                 Bio-Rad Laboratories, Inc. Class A                                  5,100  1,113,126             0.0%
*                 BioTelemetry, Inc.                                                 66,306  2,181,467             0.1%
#*                Brookdale Senior Living, Inc.                                     481,121  6,249,762             0.2%
*                 Cambrex Corp.                                                      93,143  5,528,037             0.1%
                  Cantel Medical Corp.                                               57,989  4,314,961             0.1%
#*                Capital Senior Living Corp.                                       124,300  1,736,471             0.0%
*                 Centene Corp.                                                      21,670  1,612,248             0.0%
#*                Cesca Therapeutics, Inc.                                            5,968     18,441             0.0%
#*                Chimerix, Inc.                                                     90,660    542,147             0.0%
*                 Community Health Systems, Inc.                                     18,213    156,814             0.0%
                  CONMED Corp.                                                      170,194  8,366,737             0.2%
*                 Cross Country Healthcare, Inc.                                     14,509    202,691             0.0%
*                 CryoLife, Inc.                                                     96,511  1,751,675             0.1%
#*                Cumberland Pharmaceuticals, Inc.                                   70,966    413,732             0.0%
*                 Cutera, Inc.                                                       62,289  1,217,750             0.0%
#*                Dicerna Pharmaceuticals, Inc.                                       4,682     15,591             0.0%
                  Digirad Corp.                                                      50,370    236,739             0.0%
*                 Electromed, Inc.                                                   16,671     79,687             0.0%
#*                Emergent BioSolutions, Inc.                                        51,907  1,552,538             0.0%
#*                Enanta Pharmaceuticals, Inc.                                       27,358    868,616             0.0%
#*                Endo International P.L.C.                                         687,929  7,821,753             0.2%
*                 Endocyte, Inc.                                                      5,100     11,730             0.0%
#                 Ensign Group, Inc. (The)                                           17,389    312,133             0.0%
#*                Envision Healthcare Corp.                                         133,289  7,468,183             0.2%
*                 Enzo Biochem, Inc.                                                 83,686    736,437             0.0%
*                 Esperion Therapeutics, Inc.                                         1,100     39,325             0.0%
*                 Exactech, Inc.                                                     13,996    414,981             0.0%
#*                Five Prime Therapeutics, Inc.                                       1,731     60,343             0.0%
*                 Five Star Senior Living, Inc.                                      12,697     24,124             0.0%
*                 FONAR Corp.                                                         1,014     19,418             0.0%
#*                Haemonetics Corp.                                                  49,708  2,081,771             0.1%
#*                Halyard Health, Inc.                                              169,132  6,680,714             0.2%
*                 Harvard Bioscience, Inc.                                          130,150    312,360             0.0%
*                 HealthStream, Inc.                                                 11,070    307,635             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Health Care -- (Continued)
*                 HMS Holdings Corp.                                               111,687 $ 2,286,233             0.1%
#*                Horizon Pharma P.L.C.                                             55,690     856,512             0.0%
#*                ICU Medical, Inc.                                                  7,144   1,098,747             0.0%
#*                Immune Design Corp.                                                2,900      18,995             0.0%
*                 Impax Laboratories, Inc.                                          76,251   1,071,327             0.0%
#*                Infinity Pharmaceuticals, Inc.                                    39,368      84,641             0.0%
*                 Integer Holdings Corp.                                           126,414   4,645,714             0.1%
#*                Integra LifeSciences Holdings Corp.                               42,380   1,948,209             0.1%
#                 Invacare Corp.                                                    73,099   1,074,555             0.0%
*                 IRIDEX Corp.                                                      10,837     123,542             0.0%
#*                K2M Group Holdings, Inc.                                           7,023     155,559             0.0%
*                 Karyopharm Therapeutics, Inc.                                      2,524      25,795             0.0%
                  Kewaunee Scientific Corp.                                          9,996     232,407             0.0%
*                 Kindred Biosciences, Inc.                                        136,401     947,987             0.0%
                  Kindred Healthcare, Inc.                                         437,436   4,199,386             0.1%
#*                Lannett Co., Inc.                                                 82,573   2,146,898             0.1%
                  LeMaitre Vascular, Inc.                                           50,529   1,503,238             0.0%
*                 LHC Group, Inc.                                                   42,078   2,276,420             0.1%
*                 LifePoint Health, Inc.                                           217,249  13,502,025             0.3%
*                 LivaNova P.L.C.                                                    3,869     203,896             0.0%
                  Luminex Corp.                                                     14,892     280,416             0.0%
*                 Magellan Health, Inc.                                             76,461   5,260,517             0.1%
*                 Mallinckrodt P.L.C.                                               98,944   4,642,452             0.1%
*                 MediciNova, Inc.                                                   9,614      55,281             0.0%
*                 Merit Medical Systems, Inc.                                       87,501   2,948,784             0.1%
*                 Micron Solutions, Inc.                                             1,132       4,460             0.0%
*                 Misonix, Inc.                                                     28,468     318,842             0.0%
#*                Molina Healthcare, Inc.                                          291,138  14,495,761             0.3%
#*                Myriad Genetics, Inc.                                             37,420     688,154             0.0%
                  National HealthCare Corp.                                          9,143     680,422             0.0%
*                 Natus Medical, Inc.                                              114,130   3,994,550             0.1%
*                 Nivalis Therapeutics, Inc.                                        10,781      24,365             0.0%
*                 Nuvectra Corp.                                                    46,138     377,409             0.0%
*                 Omnicell, Inc.                                                   104,572   4,329,281             0.1%
#*                OraSure Technologies, Inc.                                        80,222   1,051,710             0.0%
*                 Orthofix International NV                                         29,981   1,185,749             0.0%
#*                Otonomy, Inc.                                                      2,510      33,509             0.0%
#                 Owens & Minor, Inc.                                              172,145   5,964,824             0.1%
#                 PDL BioPharma, Inc.                                              109,859     247,183             0.0%
*                 Pfenex, Inc.                                                       6,182      29,735             0.0%
*                 PharMerica Corp.                                                 150,112   3,542,643             0.1%
*                 Prestige Brands Holdings, Inc.                                   176,096  10,109,671             0.2%
*                 Providence Service Corp. (The)                                    46,719   2,055,636             0.1%
#*                PTC Therapeutics, Inc.                                            48,200     585,630             0.0%
#*                Repligen Corp.                                                    15,741     579,111             0.0%
#*                RTI Surgical, Inc.                                               145,737     590,235             0.0%
*                 SciClone Pharmaceuticals, Inc.                                   204,305   1,971,543             0.1%
*                 SeaSpine Holdings Corp.                                            8,502      68,101             0.0%
*                 Select Medical Holdings Corp.                                    266,733   3,667,579             0.1%
#*                Sonoma Pharmaceuticals, Inc.                                       1,800      12,222             0.0%
                  Span-America Medical Systems, Inc.                                11,113     242,041             0.0%
*                 Spectrum Pharmaceuticals, Inc.                                    46,180     351,430             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Health Care -- (Continued)
#*                Stemline Therapeutics, Inc.                                         7,479 $     66,563             0.0%
#*                Sucampo Pharmaceuticals, Inc. Class A                              36,738      372,891             0.0%
*                 Surmodics, Inc.                                                    14,010      320,129             0.0%
                  Teleflex, Inc.                                                     20,452    4,231,314             0.1%
#*                Tetraphase Pharmaceuticals, Inc.                                   24,450      193,889             0.0%
*                 Tivity Health, Inc.                                               129,361    4,346,530             0.1%
*                 Triple-S Management Corp. Class B                                  89,437    1,618,810             0.0%
                  Utah Medical Products, Inc.                                         1,047       65,542             0.0%
*                 VCA, Inc.                                                          49,728    4,553,593             0.1%
*                 Verastem, Inc.                                                      8,300       16,102             0.0%
*                 WellCare Health Plans, Inc.                                        11,235    1,723,561             0.0%
*                 Zafgen, Inc.                                                       31,114      151,836             0.0%
#*                Zogenix, Inc.                                                      19,378      213,158             0.0%
                                                                                            ------------ ---------------
Total Health Care                                                                            236,219,052             5.4%
                                                                                            ------------ ---------------
Industrials -- (19.0%)
                  AAR Corp.                                                         153,489    5,524,069             0.1%
                  ABM Industries, Inc.                                              131,249    5,668,644             0.1%
*                 Acacia Research Corp.                                              40,474      220,583             0.0%
*                 ACCO Brands Corp.                                                 258,640    3,685,620             0.1%
#                 Acme United Corp.                                                   3,045       88,305             0.0%
#                 Actuant Corp. Class A                                              59,560    1,625,988             0.0%
*                 AECOM                                                             585,075   20,015,416             0.5%
*                 Aegion Corp.                                                      121,114    2,763,821             0.1%
*                 AeroCentury Corp.                                                   6,545       64,468             0.0%
#*                Aerovironment, Inc.                                                92,638    2,646,668             0.1%
                  AGCO Corp.                                                        272,879   17,461,527             0.4%
#                 Air Lease Corp.                                                   326,818   12,464,839             0.3%
*                 Air Transport Services Group, Inc.                                209,137    3,846,029             0.1%
                  Alamo Group, Inc.                                                  66,141    5,229,107             0.1%
                  Alaska Air Group, Inc.                                             55,236    4,700,031             0.1%
                  Albany International Corp. Class A                                 72,670    3,542,662             0.1%
                  Allied Motion Technologies, Inc.                                   10,614      240,301             0.0%
                  Altra Industrial Motion Corp.                                     116,843    5,158,618             0.1%
                  AMERCO                                                             64,113   24,007,754             0.6%
*                 Ameresco, Inc. Class A                                             15,635      100,846             0.0%
#                 American Railcar Industries, Inc.                                 107,451    4,507,569             0.1%
*                 American Woodmark Corp.                                            10,640      977,816             0.0%
*                 AMREP Corp.                                                         8,943       53,747             0.0%
#                 Apogee Enterprises, Inc.                                          107,723    5,870,903             0.1%
                  Applied Industrial Technologies, Inc.                             101,974    6,526,336             0.2%
*                 ARC Document Solutions, Inc.                                       92,467      340,279             0.0%
                  ArcBest Corp.                                                      84,067    2,223,572             0.1%
#                 Arconic, Inc.                                                      84,194    2,301,022             0.1%
                  Argan, Inc.                                                        36,827    2,461,885             0.1%
*                 Armstrong Flooring, Inc.                                           12,312      236,267             0.0%
*                 Arotech Corp.                                                       9,616       30,771             0.0%
                  Astec Industries, Inc.                                             56,010    3,548,233             0.1%
*                 Atlas Air Worldwide Holdings, Inc.                                 73,153    4,242,874             0.1%
*                 Avalon Holdings Corp. Class A                                       8,853       20,982             0.0%
                  AZZ, Inc.                                                          12,191      719,879             0.0%
*                 Babcock & Wilcox Enterprises, Inc.                                 74,330      696,472             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Industrials -- (Continued)
                  Barnes Group, Inc.                                                135,925 $ 7,471,797             0.2%
                  Barrett Business Services, Inc.                                     9,363     539,871             0.0%
*                 Beacon Roofing Supply, Inc.                                        66,669   3,304,782             0.1%
*                 BMC Stock Holdings, Inc.                                           10,325     240,573             0.0%
                  Brady Corp. Class A                                                78,318   3,050,486             0.1%
                  Briggs & Stratton Corp.                                           151,729   3,791,708             0.1%
                  Brink's Co. (The)                                                  18,055   1,108,577             0.0%
*                 Broadwind Energy, Inc.                                              3,656      33,599             0.0%
*                 CAI International, Inc.                                            40,574     836,636             0.0%
*                 CBIZ, Inc.                                                        175,900   2,770,425             0.1%
*                 CDI Corp.                                                          34,093     277,858             0.0%
                  CECO Environmental Corp.                                           48,589     548,570             0.0%
#                 Celadon Group, Inc.                                               127,904     505,221             0.0%
*                 Chart Industries, Inc.                                            169,604   6,192,242             0.1%
                  Chicago Rivet & Machine Co.                                         1,983      82,156             0.0%
#                 CIRCOR International, Inc.                                         59,669   3,980,519             0.1%
#*                Clean Harbors, Inc.                                               122,302   7,106,969             0.2%
#*                Colfax Corp.                                                      312,489  12,646,430             0.3%
                  Columbus McKinnon Corp.                                            65,247   1,704,904             0.0%
                  Comfort Systems USA, Inc.                                          53,059   1,947,265             0.0%
#*                Commercial Vehicle Group, Inc.                                     69,468     617,571             0.0%
                  CompX International, Inc.                                           5,744      85,586             0.0%
*                 Continental Building Products, Inc.                                14,078     342,799             0.0%
*                 Continental Materials Corp.                                         1,419      31,289             0.0%
                  Copa Holdings SA Class A                                            6,502     756,963             0.0%
#                 Covanta Holding Corp.                                             143,422   2,086,790             0.1%
*                 Covenant Transportation Group, Inc. Class A                        76,284   1,428,799             0.0%
*                 CPI Aerostructures, Inc.                                           26,771     165,980             0.0%
                  CRA International, Inc.                                            29,637   1,124,428             0.0%
                  Crane Co.                                                           6,758     540,032             0.0%
*                 CSW Industrials, Inc.                                              16,333     578,188             0.0%
                  Cubic Corp.                                                        32,588   1,691,317             0.0%
                  Curtiss-Wright Corp.                                              116,759  10,912,296             0.3%
*                 DigitalGlobe, Inc.                                                200,489   6,455,746             0.2%
                  DMC Global, Inc.                                                   11,008     168,422             0.0%
                  Douglas Dynamics, Inc.                                             72,976   2,327,934             0.1%
*                 Ducommun, Inc.                                                     37,500   1,102,125             0.0%
*                 DXP Enterprises, Inc.                                               2,834     103,384             0.0%
#*                Dycom Industries, Inc.                                             28,554   3,017,016             0.1%
*                 Eagle Bulk Shipping, Inc.                                           4,330      21,347             0.0%
                  Eastern Co. (The)                                                  34,260     947,289             0.0%
#*                Echo Global Logistics, Inc.                                        43,178     809,587             0.0%
                  Ecology and Environment, Inc. Class A                               7,348      78,624             0.0%
                  EMCOR Group, Inc.                                                  20,058   1,318,613             0.0%
                  Encore Wire Corp.                                                 119,350   5,275,270             0.1%
#*                Energy Recovery, Inc.                                               1,546      13,048             0.0%
                  EnerSys                                                            85,269   7,086,707             0.2%
*                 Engility Holdings, Inc.                                            48,775   1,382,771             0.0%
                  Ennis, Inc.                                                        94,663   1,666,069             0.0%
                  EnPro Industries, Inc.                                             71,278   5,035,791             0.1%
                  ESCO Technologies, Inc.                                            72,124   4,244,497             0.1%
#                 Espey Manufacturing & Electronics Corp.                            13,355     310,771             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Industrials -- (Continued)
                  Essendant, Inc.                                                      68,833 $ 1,149,511             0.0%
*                 Esterline Technologies Corp.                                        115,400  10,553,330             0.2%
                  Federal Signal Corp.                                                321,300   5,015,493             0.1%
                  Fluor Corp.                                                         183,894   9,437,440             0.2%
                  Forward Air Corp.                                                    16,501     877,358             0.0%
*                 Franklin Covey Co.                                                   93,603   1,989,064             0.1%
                  Franklin Electric Co., Inc.                                          25,305   1,040,035             0.0%
#                 FreightCar America, Inc.                                             42,347     553,052             0.0%
*                 FTI Consulting, Inc.                                                148,848   5,148,652             0.1%
#                 GATX Corp.                                                          210,036  12,581,156             0.3%
*                 Gencor Industries, Inc.                                              49,054     814,296             0.0%
#                 General Cable Corp.                                                 118,397   2,131,146             0.1%
#*                Genesee & Wyoming, Inc. Class A                                     209,015  14,162,856             0.3%
*                 Gibraltar Industries, Inc.                                          148,815   5,840,989             0.1%
*                 Goldfield Corp. (The)                                                31,671     172,607             0.0%
                  Gorman-Rupp Co. (The)                                               142,465   4,077,348             0.1%
*                 GP Strategies Corp.                                                  88,223   2,390,843             0.1%
                  Graham Corp.                                                         15,253     336,634             0.0%
                  Granite Construction, Inc.                                          151,342   7,977,237             0.2%
*                 Great Lakes Dredge & Dock Corp.                                     186,302     847,674             0.0%
#                 Greenbrier Cos., Inc. (The)                                         116,098   5,044,458             0.1%
#                 Griffon Corp.                                                       273,394   6,561,456             0.2%
#                 H&E Equipment Services, Inc.                                        132,434   2,797,006             0.1%
                  Hardinge, Inc.                                                       43,420     455,910             0.0%
#*                Hawaiian Holdings, Inc.                                             120,875   6,563,512             0.2%
*                 HC2 Holdings, Inc.                                                   33,898     197,964             0.0%
                  Heidrick & Struggles International, Inc.                             42,223     907,794             0.0%
*                 Heritage-Crystal Clean, Inc.                                          4,720      71,036             0.0%
#*                Hertz Global Holdings, Inc.                                         161,965   2,670,803             0.1%
#*                Hill International, Inc.                                             99,231     401,886             0.0%
                  Houston Wire & Cable Co.                                             81,910     511,938             0.0%
*                 Hub Group, Inc. Class A                                             110,401   4,322,199             0.1%
                  Hudson Global, Inc.                                                  16,567      23,277             0.0%
#*                Hudson Technologies, Inc.                                            37,176     263,950             0.0%
                  Hurco Cos., Inc.                                                     31,863     924,027             0.0%
*                 Huron Consulting Group, Inc.                                         61,308   2,728,206             0.1%
*                 Huttig Building Products, Inc.                                        8,432      74,202             0.0%
                  Hyster-Yale Materials Handling, Inc.                                 48,502   2,915,455             0.1%
*                 ICF International, Inc.                                              59,420   2,623,393             0.1%
*                 IES Holdings, Inc.                                                    1,429      28,580             0.0%
*                 InnerWorkings, Inc.                                                 355,918   3,769,172             0.1%
*                 Innovative Solutions & Support, Inc.                                  5,621      19,842             0.0%
                  Insteel Industries, Inc.                                             72,966   2,539,946             0.1%
#*                Intersections, Inc.                                                  33,665     164,959             0.0%
#                 ITT, Inc.                                                            69,913   2,945,435             0.1%
                  Jacobs Engineering Group, Inc.                                      506,759  27,831,204             0.6%
*                 JetBlue Airways Corp.                                             1,410,800  30,797,764             0.7%
                  Kadant, Inc.                                                         64,437   4,004,760             0.1%
#                 Kaman Corp.                                                          71,224   3,419,464             0.1%
                  KAR Auction Services, Inc.                                            4,496     196,116             0.0%
#                 KBR, Inc.                                                            95,856   1,346,777             0.0%
                  Kelly Services, Inc. Class A                                         94,419   2,107,432             0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Industrials -- (Continued)
                  Kennametal, Inc.                                                   68,587 $ 2,851,847             0.1%
*                 Key Technology, Inc.                                               13,376     174,423             0.0%
*                 KEYW Holding Corp. (The)                                           41,190     390,893             0.0%
                  Kforce, Inc.                                                        1,297      29,442             0.0%
                  Kimball International, Inc. Class B                               137,692   2,446,787             0.1%
#*                Kirby Corp.                                                       191,966  13,552,800             0.3%
#*                KLX, Inc.                                                         176,650   8,355,545             0.2%
#                 Knight Transportation, Inc.                                       198,312   6,802,102             0.2%
                  Korn/Ferry International                                          184,569   5,980,036             0.1%
#*                Kratos Defense & Security Solutions, Inc.                         107,983     822,830             0.0%
*                 Lawson Products, Inc.                                              24,516     557,739             0.0%
*                 Layne Christensen Co.                                              25,169     200,597             0.0%
                  LB Foster Co. Class A                                              22,851     324,484             0.0%
*                 LMI Aerospace, Inc.                                                48,967     679,172             0.0%
                  LS Starrett Co. (The) Class A                                      15,027     147,265             0.0%
                  LSI Industries, Inc.                                              111,727   1,013,364             0.0%
*                 Lydall, Inc.                                                      103,940   5,446,456             0.1%
                  Macquarie Infrastructure Corp.                                     44,402   3,612,991             0.1%
*                 Manitex International, Inc.                                         1,256       9,294             0.0%
#*                Manitowoc Co., Inc. (The)                                         569,682   3,401,002             0.1%
                  ManpowerGroup, Inc.                                               116,911  11,805,673             0.3%
                  Marten Transport, Ltd.                                            228,302   5,661,890             0.1%
#*                MasTec, Inc.                                                      222,715   9,832,867             0.2%
*                 Mastech Digital, Inc.                                                 508       3,658             0.0%
                  Matson, Inc.                                                      178,811   5,668,309             0.1%
                  Matthews International Corp. Class A                               90,445   6,200,005             0.1%
                  McGrath RentCorp                                                   70,821   2,465,279             0.1%
*                 Mercury Systems, Inc.                                             112,774   4,215,492             0.1%
                  Miller Industries, Inc.                                            59,589   1,513,561             0.0%
*                 Mistras Group, Inc.                                                29,603     666,067             0.0%
                  Mobile Mini, Inc.                                                 198,332   5,692,128             0.1%
*                 Moog, Inc. Class A                                                 59,123   4,058,794             0.1%
*                 Moog, Inc. Class B                                                  3,308     229,906             0.0%
*                 MRC Global, Inc.                                                  385,714   7,031,566             0.2%
                  Mueller Industries, Inc.                                          165,146   5,291,278             0.1%
                  Mueller Water Products, Inc. Class A                              291,378   3,278,002             0.1%
#                 Multi-Color Corp.                                                  36,176   2,778,317             0.1%
*                 MYR Group, Inc.                                                    70,256   2,969,019             0.1%
                  National Presto Industries, Inc.                                    6,068     633,196             0.0%
*                 Navigant Consulting, Inc.                                         149,224   3,576,899             0.1%
*                 NL Industries, Inc.                                                 4,358      35,300             0.0%
#                 NN, Inc.                                                          139,284   3,844,238             0.1%
*                 Northwest Pipe Co.                                                 43,402     608,062             0.0%
*                 NOW, Inc.                                                         278,254   4,733,101             0.1%
#*                NV5 Global, Inc.                                                   17,422     674,231             0.0%
*                 On Assignment, Inc.                                               187,664   9,715,365             0.2%
                  Orbital ATK, Inc.                                                  49,111   4,861,989             0.1%
*                 Orion Group Holdings, Inc.                                         66,017     498,428             0.0%
                  Oshkosh Corp.                                                     188,184  13,058,088             0.3%
                  Owens Corning                                                     367,806  22,380,995             0.5%
*                 PAM Transportation Services, Inc.                                  24,467     459,246             0.0%
                  Park-Ohio Holdings Corp.                                           19,602     771,339             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Industrials -- (Continued)
*                 Patriot Transportation Holding, Inc.                               8,714 $   181,164             0.0%
*                 Pendrell Corp.                                                     1,622       9,959             0.0%
*                 Perma-Pipe International Holdings, Inc.                           43,520     350,336             0.0%
*                 Pioneer Power Solutions, Inc.                                      1,400       9,940             0.0%
                  Powell Industries, Inc.                                           26,448     912,192             0.0%
                  Preformed Line Products Co.                                       17,821     943,266             0.0%
                  Primoris Services Corp.                                           69,506   1,596,553             0.0%
#                 Quad/Graphics, Inc.                                               77,501   2,035,176             0.1%
                  Quanex Building Products Corp.                                    91,593   1,868,497             0.0%
*                 Quanta Services, Inc.                                            605,602  21,462,535             0.5%
*                 Radiant Logistics, Inc.                                           83,661     501,966             0.0%
#                 Raven Industries, Inc.                                            54,215   1,680,665             0.0%
#*                RBC Bearings, Inc.                                                 1,128     113,138             0.0%
*                 RCM Technologies, Inc.                                            81,554     388,197             0.0%
                  Regal Beloit Corp.                                               140,077  11,045,071             0.3%
                  Resources Connection, Inc.                                       111,876   1,555,076             0.0%
#*                Revolution Lighting Technologies, Inc.                             2,000      17,700             0.0%
*                 Roadrunner Transportation Systems, Inc.                           41,501     278,887             0.0%
*                 RPX Corp.                                                        166,846   2,142,303             0.1%
#                 RR Donnelley & Sons Co.                                            1,408      17,699             0.0%
*                 Rush Enterprises, Inc. Class A                                   197,465   7,454,304             0.2%
*                 Rush Enterprises, Inc. Class B                                    51,902   1,797,885             0.0%
                  Ryder System, Inc.                                               233,530  15,859,022             0.4%
*                 Saia, Inc.                                                       134,141   6,458,889             0.2%
                  Servotronics, Inc.                                                 6,561      67,250             0.0%
*                 SIFCO Industries, Inc.                                            14,049     113,797             0.0%
#                 Simpson Manufacturing Co., Inc.                                  108,436   4,522,866             0.1%
                  SkyWest, Inc.                                                    240,109   8,932,055             0.2%
*                 SP Plus Corp.                                                     17,880     615,966             0.0%
*                 Sparton Corp.                                                     56,079   1,248,879             0.0%
#*                Spirit Airlines, Inc.                                             47,731   2,733,554             0.1%
*                 SPX Corp.                                                         66,528   1,600,664             0.0%
*                 SPX FLOW, Inc.                                                    63,724   2,302,985             0.1%
                  Standex International Corp.                                       54,396   5,110,504             0.1%
                  Steelcase, Inc. Class A                                          206,657   3,523,502             0.1%
*                 Sterling Construction Co., Inc.                                   93,024     884,658             0.0%
                  Supreme Industries, Inc. Class A                                  38,761     776,770             0.0%
#*                Swift Transportation Co.                                         104,180   2,560,744             0.1%
*                 Taylor Devices, Inc.                                                 806      11,002             0.0%
#*                Team, Inc.                                                        44,277   1,191,051             0.0%
*                 Teledyne Technologies, Inc.                                       11,391   1,535,849             0.0%
                  Terex Corp.                                                      293,538  10,267,959             0.2%
                  Tetra Tech, Inc.                                                 146,694   6,447,201             0.2%
*                 Thermon Group Holdings, Inc.                                     106,778   2,188,949             0.1%
#                 Titan International, Inc.                                        207,400   2,221,254             0.1%
*                 Titan Machinery, Inc.                                             56,080     888,868             0.0%
*                 TRC Cos., Inc.                                                    75,917   1,328,547             0.0%
*                 TriMas Corp.                                                     139,851   3,209,580             0.1%
#                 Trinity Industries, Inc.                                         637,050  17,136,645             0.4%
                  Triton International, Ltd.                                       120,869   3,699,800             0.1%
#                 Triumph Group, Inc.                                              178,618   4,679,792             0.1%
*                 TrueBlue, Inc.                                                    97,479   2,666,051             0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Industrials -- (Continued)
*                 Tutor Perini Corp.                                                142,444 $  4,394,397             0.1%
*                 Twin Disc, Inc.                                                    43,496      852,522             0.0%
*                 Ultralife Corp.                                                    43,097      237,034             0.0%
                  UniFirst Corp.                                                     54,384    7,570,253             0.2%
*                 United Rentals, Inc.                                               98,704   10,823,881             0.3%
                  Universal Forest Products, Inc.                                    87,386    8,327,012             0.2%
                  Universal Logistics Holdings, Inc.                                 11,902      166,033             0.0%
                  US Ecology, Inc.                                                    2,197      103,589             0.0%
*                 USA Truck, Inc.                                                    32,311      216,807             0.0%
                  Valmont Industries, Inc.                                            8,234    1,254,450             0.0%
*                 Vectrus, Inc.                                                      17,411      442,936             0.0%
#*                Veritiv Corp.                                                      11,782      608,540             0.0%
                  Viad Corp.                                                        103,803    4,691,896             0.1%
*                 Virco Manufacturing Corp.                                          23,168      105,414             0.0%
                  VSE Corp.                                                          13,927      593,987             0.0%
#                 Wabash National Corp.                                             188,853    4,302,071             0.1%
                  Watts Water Technologies, Inc. Class A                            112,276    6,983,567             0.2%
#*                Welbilt, Inc.                                                      91,030    1,866,115             0.0%
#                 Werner Enterprises, Inc.                                          195,831    5,346,186             0.1%
*                 Wesco Aircraft Holdings, Inc.                                      69,058      839,055             0.0%
*                 WESCO International, Inc.                                         144,425    8,802,704             0.2%
#*                Willdan Group, Inc.                                                16,551      469,552             0.0%
*                 Willis Lease Finance Corp.                                         36,581      830,755             0.0%
#*                XPO Logistics, Inc.                                               169,853    8,389,040             0.2%
                                                                                            ------------ ---------------
Total Industrials                                                                            931,384,499            21.4%
                                                                                            ------------ ---------------
Information Technology -- (11.3%)
*                 Actua Corp.                                                       274,276    3,839,864             0.1%
*                 Acxiom Corp.                                                      187,522    5,419,386             0.1%
                  ADTRAN, Inc.                                                      146,901    2,938,020             0.1%
*                 Advanced Energy Industries, Inc.                                   43,384    3,201,739             0.1%
*                 Agilysys, Inc.                                                     87,088      862,171             0.0%
*                 Alpha & Omega Semiconductor, Ltd.                                  76,154    1,260,349             0.0%
                  American Software, Inc. Class A                                    19,941      218,753             0.0%
*                 Amkor Technology, Inc.                                            570,669    6,722,481             0.2%
*                 Amtech Systems, Inc.                                               33,053      232,693             0.0%
*                 Anixter International, Inc.                                        10,941      892,239             0.0%
#*                Applied Optoelectronics, Inc.                                      16,467      813,305             0.0%
*                 ARRIS International P.L.C.                                        302,258    7,855,685             0.2%
*                 Arrow Electronics, Inc.                                           414,304   29,208,432             0.7%
                  AstroNova, Inc.                                                    24,190      360,431             0.0%
*                 Aviat Networks, Inc.                                                5,122       85,486             0.0%
                  Avnet, Inc.                                                       456,091   17,646,161             0.4%
                  AVX Corp.                                                         182,807    3,091,266             0.1%
*                 Aware, Inc.                                                        46,523      223,310             0.0%
*                 Axcelis Technologies, Inc.                                        116,642    2,245,358             0.1%
*                 AXT, Inc.                                                         143,483      968,510             0.0%
*                 Bankrate, Inc.                                                    123,363    1,307,648             0.0%
                  Bel Fuse, Inc. Class A                                              9,604      203,077             0.0%
                  Bel Fuse, Inc. Class B                                             15,078      364,888             0.0%
                  Belden, Inc.                                                        6,643      463,017             0.0%
*                 Benchmark Electronics, Inc.                                       204,163    6,471,967             0.2%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Information Technology -- (Continued)
                  Black Box Corp.                                                    48,789 $   483,011             0.0%
#*                Blackhawk Network Holdings, Inc.                                   10,796     436,698             0.0%
*                 Blucora, Inc.                                                     156,597   2,889,215             0.1%
#*                BroadVision, Inc.                                                  17,092      71,786             0.0%
                  Brocade Communications Systems, Inc.                              820,030  10,307,777             0.2%
                  Brooks Automation, Inc.                                           176,037   4,446,695             0.1%
*                 BSQUARE Corp.                                                      44,131     231,688             0.0%
                  Cabot Microelectronics Corp.                                        4,043     316,769             0.0%
*                 CACI International, Inc. Class A                                  127,408  15,034,144             0.4%
*                 Calix, Inc.                                                       101,060     677,102             0.0%
#*                Cavium, Inc.                                                       21,143   1,455,696             0.0%
*                 Ceva, Inc.                                                            810      29,160             0.0%
#*                Cirrus Logic, Inc.                                                146,771   9,444,714             0.2%
                  ClearOne, Inc.                                                        500       5,100             0.0%
*                 Coherent, Inc.                                                     36,123   7,788,119             0.2%
                  Cohu, Inc.                                                         83,131   1,557,044             0.0%
*                 CommerceHub, Inc. Series A                                          5,773      92,368             0.0%
*                 CommerceHub, Inc. Series C                                         12,579     200,258             0.0%
                  Communications Systems, Inc.                                       24,786     106,828             0.0%
                  Computer Task Group, Inc.                                          15,934      94,489             0.0%
                  Comtech Telecommunications Corp.                                   58,471     819,179             0.0%
                  Concurrent Computer Corp.                                          33,012     163,409             0.0%
*                 Control4 Corp.                                                     40,177     678,991             0.0%
                  Convergys Corp.                                                   496,845  11,183,981             0.3%
*                 CoreLogic, Inc.                                                   108,539   4,638,957             0.1%
#*                Cray, Inc.                                                         66,170   1,184,443             0.0%
*                 Cree, Inc.                                                        318,477   6,968,277             0.2%
                  CSG Systems International, Inc.                                    18,064     677,581             0.0%
                  CSP, Inc.                                                           4,766      51,997             0.0%
                  CTS Corp.                                                          83,220   1,839,162             0.1%
#*                CyberOptics Corp.                                                  53,209   1,151,975             0.0%
#                 Cypress Semiconductor Corp.                                       221,354   3,101,170             0.1%
#                 Daktronics, Inc.                                                  140,332   1,327,541             0.0%
*                 DHI Group, Inc.                                                   240,281     925,082             0.0%
*                 Digi International, Inc.                                           95,074   1,178,918             0.0%
*                 Diodes, Inc.                                                      124,306   2,907,517             0.1%
*                 DSP Group, Inc.                                                   104,784   1,304,561             0.0%
*                 EchoStar Corp. Class A                                            164,235   9,453,367             0.2%
*                 Edgewater Technology, Inc.                                         73,779     536,373             0.0%
*                 Electro Scientific Industries, Inc.                                95,001     663,107             0.0%
#*                Electronics for Imaging, Inc.                                     174,353   7,981,880             0.2%
                  Emcore Corp.                                                       50,469     454,221             0.0%
*                 EnerNOC, Inc.                                                      55,079     311,196             0.0%
*                 Entegris, Inc.                                                    322,787   8,005,118             0.2%
*                 ePlus, Inc.                                                        76,716   5,466,015             0.1%
#*                Everi Holdings, Inc.                                               15,873     100,794             0.0%
                  Evolving Systems, Inc.                                              1,978       9,890             0.0%
*                 Exar Corp.                                                        186,947   2,432,180             0.1%
*                 ExlService Holdings, Inc.                                           4,788     228,435             0.0%
#*                Extreme Networks, Inc.                                             90,664     708,539             0.0%
#*                Fabrinet                                                           96,657   3,351,098             0.1%
*                 FARO Technologies, Inc.                                            41,899   1,535,598             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Information Technology -- (Continued)
#*                Finisar Corp.                                                    290,787 $ 6,641,575             0.2%
#*                First Solar, Inc.                                                 75,145   2,220,535             0.1%
#*                Fitbit, Inc. Class A                                              76,471     437,414             0.0%
*                 Flex, Ltd.                                                       309,341   4,782,412             0.1%
*                 FormFactor, Inc.                                                 233,227   2,588,820             0.1%
*                 Frequency Electronics, Inc.                                       28,958     304,059             0.0%
                  GlobalSCAPE, Inc.                                                  2,707      10,963             0.0%
*                 GSE Systems, Inc.                                                 23,168      78,771             0.0%
#*                GSI Technology, Inc.                                              63,460     509,584             0.0%
                  Hackett Group, Inc. (The)                                        143,524   2,846,081             0.1%
#*                Harmonic, Inc.                                                   474,079   2,749,658             0.1%
*                 IAC/InterActiveCorp                                              141,351  11,733,546             0.3%
*                 ID Systems, Inc.                                                  23,847     156,675             0.0%
*                 II-VI, Inc.                                                       77,315   2,562,992             0.1%
#*                Immersion Corp.                                                    7,940      69,634             0.0%
*                 Insight Enterprises, Inc.                                        137,520   5,789,592             0.1%
*                 Integrated Device Technology, Inc.                                28,336     679,781             0.0%
#*                Internap Corp.                                                    88,328     273,817             0.0%
*                 inTEST Corp.                                                       1,800      12,510             0.0%
*                 Intevac, Inc.                                                     84,922   1,082,755             0.0%
*                 IntriCon Corp.                                                    13,375     119,037             0.0%
*                 Iteris, Inc.                                                         600       3,174             0.0%
#*                Itron, Inc.                                                       32,663   2,118,196             0.1%
                  IXYS Corp.                                                       105,110   1,466,284             0.0%
                  Jabil Circuit, Inc.                                              608,732  17,665,403             0.4%
*                 Kemet Corp.                                                       43,270     485,057             0.0%
*                 Key Tronic Corp.                                                  54,827     431,488             0.0%
*                 Kimball Electronics, Inc.                                        103,269   1,781,390             0.0%
#*                Knowles Corp.                                                    138,064   2,447,875             0.1%
*                 Kulicke & Soffa Industries, Inc.                                 173,914   3,881,760             0.1%
*                 KVH Industries, Inc.                                              85,160     681,280             0.0%
*                 Lantronix, Inc.                                                   11,150      31,220             0.0%
#*                Lattice Semiconductor Corp.                                      311,711   2,138,337             0.1%
*                 Leaf Group, Ltd.                                                 108,124     902,835             0.0%
                  Leidos Holdings, Inc.                                              5,850     308,061             0.0%
*                 LGL Group, Inc. (The)                                              8,553      40,883             0.0%
*                 Lightpath Technologies, Inc. Class A                               6,917      18,676             0.0%
*                 Limelight Networks, Inc.                                          41,289     129,647             0.0%
*                 Liquidity Services, Inc.                                          68,900     537,420             0.0%
#*                Lumentum Holdings, Inc.                                              528      22,572             0.0%
                  ManTech International Corp. Class A                               94,805   3,365,577             0.1%
*                 Marchex, Inc. Class B                                             95,538     258,908             0.0%
                  Marvell Technology Group, Ltd.                                   938,136  14,090,803             0.3%
*                 MaxLinear, Inc.                                                    4,091     113,853             0.0%
#*                Meet Group, Inc.(The)                                            326,909   1,948,378             0.1%
                  Methode Electronics, Inc.                                        159,696   7,114,457             0.2%
*                 Microsemi Corp.                                                  136,043   6,385,858             0.2%
                  MKS Instruments, Inc.                                            172,747  13,517,453             0.3%
#                 MOCON, Inc.                                                        1,300      38,805             0.0%
*                 ModusLink Global Solutions, Inc.                                 103,747     175,332             0.0%
                  Monotype Imaging Holdings, Inc.                                    8,425     171,449             0.0%
*                 Nanometrics, Inc.                                                 51,675   1,630,605             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Information Technology -- (Continued)
#*                Napco Security Technologies, Inc.                                 41,796 $   443,038             0.0%
*                 NCI, Inc. Class A                                                  2,600      38,610             0.0%
#*                NCR Corp.                                                         14,509     598,496             0.0%
#*                NeoPhotonics Corp.                                               227,177   1,762,893             0.0%
#*                NETGEAR, Inc.                                                     98,253   4,632,629             0.1%
#*                Netscout Systems, Inc.                                            92,160   3,469,824             0.1%
#                 Network-1 Technologies, Inc.                                      16,500      79,200             0.0%
*                 Novanta, Inc.                                                     39,009   1,094,202             0.0%
                  NVE Corp.                                                            502      40,868             0.0%
*                 ON Semiconductor Corp.                                           587,838   8,335,543             0.2%
*                 Optical Cable Corp.                                               53,086     159,258             0.0%
#*                OSI Systems, Inc.                                                 55,815   4,320,081             0.1%
*                 PAR Technology Corp.                                              60,369     516,155             0.0%
                  Park Electrochemical Corp.                                        42,574     737,382             0.0%
                  PC Connection, Inc.                                              219,186   6,299,406             0.2%
                  PC-Tel, Inc.                                                      61,056     472,573             0.0%
*                 PCM, Inc.                                                        111,274   2,804,105             0.1%
#*                PDF Solutions, Inc.                                               24,291     462,015             0.0%
*                 Perceptron, Inc.                                                  57,944     491,365             0.0%
*                 Perficient, Inc.                                                  88,654   1,544,353             0.0%
*                 PFSweb, Inc.                                                       2,300      16,836             0.0%
*                 Photronics, Inc.                                                 225,311   2,591,076             0.1%
*                 Plexus Corp.                                                      70,407   3,660,460             0.1%
*                 PRGX Global, Inc.                                                 15,496     101,499             0.0%
                  Progress Software Corp.                                           48,687   1,446,978             0.0%
                  QAD, Inc. Class B                                                    465      11,955             0.0%
#*                Qorvo, Inc.                                                       60,887   4,142,143             0.1%
*                 QuinStreet, Inc.                                                   6,320      28,314             0.0%
*                 Qumu Corp.                                                        10,656      28,665             0.0%
*                 Radisys Corp.                                                     53,984     216,476             0.0%
*                 Rambus, Inc.                                                     122,018   1,527,665             0.0%
#*                RealNetworks, Inc.                                               134,036     612,545             0.0%
                  Reis, Inc.                                                        48,098     904,242             0.0%
*                 RetailMeNot, Inc.                                                 92,405   1,071,898             0.0%
#                 RF Industries, Ltd.                                               15,251      24,402             0.0%
                  Richardson Electronics, Ltd.                                      31,512     188,442             0.0%
*                 Rightside Group, Ltd.                                              1,301      13,062             0.0%
*                 Rogers Corp.                                                      37,796   3,890,720             0.1%
*                 Rubicon Project, Inc. (The)                                       24,746     141,300             0.0%
*                 Rudolph Technologies, Inc.                                       152,807   3,743,771             0.1%
*                 Sanmina Corp.                                                    275,108  10,247,773             0.2%
*                 ScanSource, Inc.                                                  75,804   2,994,258             0.1%
*                 Seachange International, Inc.                                    112,062     282,396             0.0%
*                 Semtech Corp.                                                     27,029     923,040             0.0%
#*                ServiceSource International, Inc.                                 10,617      39,920             0.0%
*                 ShoreTel, Inc.                                                   116,305     761,798             0.0%
*                 Sigma Designs, Inc.                                              147,089     911,952             0.0%
*                 Silicon Laboratories, Inc.                                         9,636     685,601             0.0%
#*                SolarEdge Technologies, Inc.                                      23,675     382,351             0.0%
*                 Sonus Networks, Inc.                                             101,567     780,035             0.0%
*                 StarTek, Inc.                                                     38,041     345,412             0.0%
*                 Stratasys, Ltd.                                                   12,482     309,054             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                    SHARES      VALUE+    OF NET ASSETS**
                                                                                   --------- ------------ ---------------
Information Technology -- (Continued)
#*                SunPower Corp.                                                     122,128 $    847,568             0.0%
#*                Super Micro Computer, Inc.                                         115,754    2,824,398             0.1%
*                 Sykes Enterprises, Inc.                                            131,123    3,908,777             0.1%
#*                Synchronoss Technologies, Inc.                                      26,401      422,416             0.0%
                  SYNNEX Corp.                                                       181,005   19,626,372             0.5%
                  Systemax, Inc.                                                     245,635    3,252,207             0.1%
#*                Take-Two Interactive Software, Inc.                                 27,417    1,723,158             0.0%
#*                Tech Data Corp.                                                    163,716   15,659,435             0.4%
*                 TechTarget, Inc.                                                    30,360      280,830             0.0%
*                 Telenav, Inc.                                                        2,107       18,331             0.0%
                  Teradyne, Inc.                                                      46,699    1,647,074             0.0%
                  Tessco Technologies, Inc.                                           37,440      524,160             0.0%
                  TiVo Corp.                                                         146,767    2,898,648             0.1%
*                 Tremor Video, Inc.                                                   9,226       20,666             0.0%
*                 TTM Technologies, Inc.                                             347,421    5,812,353             0.1%
*                 Ultra Clean Holdings, Inc.                                         149,186    2,870,339             0.1%
*                 Ultratech, Inc.                                                    106,586    3,253,005             0.1%
#*                VASCO Data Security International, Inc.                             28,085      379,147             0.0%
*                 Veeco Instruments, Inc.                                             85,468    2,820,444             0.1%
#*                VeriFone Systems, Inc.                                              10,068      186,661             0.0%
*                 Verint Systems, Inc.                                                12,134      476,866             0.0%
#*                ViaSat, Inc.                                                         2,228      142,659             0.0%
*                 Viavi Solutions, Inc.                                              264,089    2,640,890             0.1%
*                 Virtusa Corp.                                                      198,806    6,159,010             0.2%
#                 Vishay Intertechnology, Inc.                                       416,054    6,802,483             0.2%
*                 Vishay Precision Group, Inc.                                        40,885      703,222             0.0%
                  Wayside Technology Group, Inc.                                       3,289       69,233             0.0%
*                 Web.com Group, Inc.                                                  4,664       90,015             0.0%
*                 Xcerra Corp.                                                       117,556    1,152,049             0.0%
                  Xerox Corp.                                                      1,020,694    7,338,790             0.2%
*                 XO Group, Inc.                                                      48,761      855,756             0.0%
                  Xperi Corp.                                                        138,192    4,643,251             0.1%
*                 YuMe, Inc.                                                          13,746       57,183             0.0%
*                 Zedge, Inc. Class B                                                  8,025       24,637             0.0%
#*                Zynga, Inc. Class A                                              3,347,465    9,674,174             0.2%
                                                                                             ------------ ---------------
Total Information Technology                                                                  554,592,938            12.8%
                                                                                             ------------ ---------------
Materials -- (5.8%)
                  A Schulman, Inc.                                                   138,619    4,387,291             0.1%
#*                AgroFresh Solutions, Inc.                                            5,246       29,430             0.0%
                  Albemarle Corp.                                                     79,411    8,648,652             0.2%
#                 Alcoa Corp.                                                         28,064      946,599             0.0%
#                 Allegheny Technologies, Inc.                                       102,514    1,881,132             0.0%
                  American Vanguard Corp.                                             92,427    1,548,152             0.0%
                  Ampco-Pittsburgh Corp.                                              24,201      352,125             0.0%
#                 AptarGroup, Inc.                                                     1,912      153,534             0.0%
                  Ashland Global Holdings, Inc.                                       67,900    8,385,650             0.2%
#                 Bemis Co., Inc.                                                    117,035    5,258,383             0.1%
*                 Boise Cascade Co.                                                   45,513    1,388,146             0.0%
                  Cabot Corp.                                                         68,149    4,101,888             0.1%
                  Calgon Carbon Corp.                                                102,593    1,492,728             0.0%
#                 Carpenter Technology Corp.                                         161,914    6,573,708             0.2%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Materials -- (Continued)
#*                Century Aluminum Co.                                             235,731 $ 3,215,371             0.1%
#                 CF Industries Holdings, Inc.                                      47,671   1,274,722             0.0%
                  Chase Corp.                                                       18,375   1,883,437             0.0%
*                 Clearwater Paper Corp.                                            28,067   1,364,056             0.0%
*                 Coeur Mining, Inc.                                                28,642     259,496             0.0%
                  Commercial Metals Co.                                            399,069   7,438,646             0.2%
*                 Core Molding Technologies, Inc.                                   23,022     455,375             0.0%
                  Domtar Corp.                                                     226,841   8,994,246             0.2%
*                 Ferro Corp.                                                       83,666   1,499,295             0.0%
                  Ferroglobe P.L.C.                                                 83,587     806,615             0.0%
                  Friedman Industries, Inc.                                         24,340     150,908             0.0%
                  FutureFuel Corp.                                                  52,219     807,306             0.0%
                  Graphic Packaging Holding Co.                                    462,096   6,275,264             0.1%
                  Greif, Inc. Class A                                               44,035   2,581,332             0.1%
                  Greif, Inc. Class B                                                  965      64,993             0.0%
*                 Handy & Harman, Ltd.                                               1,196      32,591             0.0%
                  Hawkins, Inc.                                                     15,910     813,001             0.0%
                  Haynes International, Inc.                                        35,073   1,483,237             0.0%
                  HB Fuller Co.                                                    136,524   7,212,563             0.2%
*                 Headwaters, Inc.                                                  95,785   2,275,852             0.1%
                  Hecla Mining Co.                                                 748,640   4,080,088             0.1%
                  Huntsman Corp.                                                   455,563  11,284,295             0.3%
*                 Ingevity Corp.                                                    24,256   1,533,707             0.0%
                  Innophos Holdings, Inc.                                           18,978     909,805             0.0%
                  Innospec, Inc.                                                    69,882   4,612,212             0.1%
                  Kaiser Aluminum Corp.                                             70,836   5,979,267             0.1%
                  KapStone Paper and Packaging Corp.                               378,704   7,986,867             0.2%
                  KMG Chemicals, Inc.                                               22,487   1,181,692             0.0%
*                 Kraton Corp.                                                      71,401   2,335,527             0.1%
*                 Louisiana-Pacific Corp.                                          494,771  12,735,405             0.3%
#*                LSB Industries, Inc.                                              24,900     274,398             0.0%
                  Materion Corp.                                                    86,073   3,275,078             0.1%
                  Mercer International, Inc.                                       186,841   2,279,460             0.1%
                  Minerals Technologies, Inc.                                      106,056   8,346,607             0.2%
                  Myers Industries, Inc.                                           142,527   2,323,190             0.1%
                  Neenah Paper, Inc.                                                46,921   3,676,260             0.1%
*                 Northern Technologies International Corp.                         20,514     318,993             0.0%
#                 Olin Corp.                                                       404,464  12,995,428             0.3%
                  Olympic Steel, Inc.                                               42,600     960,630             0.0%
*                 OMNOVA Solutions, Inc.                                            79,625     756,437             0.0%
                  PH Glatfelter Co.                                                220,312   4,738,911             0.1%
#*                Platform Specialty Products Corp.                                457,871   6,488,032             0.2%
                  PolyOne Corp.                                                     52,442   2,056,251             0.1%
                  Quaker Chemical Corp.                                             36,727   5,310,724             0.1%
#                 Rayonier Advanced Materials, Inc.                                 48,066     636,874             0.0%
*                 Real Industry, Inc.                                               21,500      55,900             0.0%
                  Reliance Steel & Aluminum Co.                                    236,532  18,643,452             0.4%
*                 Resolute Forest Products, Inc.                                    35,586     222,412             0.0%
#                 Royal Gold, Inc.                                                  56,713   4,008,475             0.1%
                  Schnitzer Steel Industries, Inc. Class A                         137,544   2,599,582             0.1%
                  Schweitzer-Mauduit International, Inc.                            50,351   2,167,611             0.1%
                  Sensient Technologies Corp.                                       16,762   1,371,132             0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                    SHARES      VALUE+    OF NET ASSETS**
                                                                                   --------- ------------ ---------------
Materials -- (Continued)
#                 Sonoco Products Co.                                                 85,205 $  4,457,074             0.1%
                  Steel Dynamics, Inc.                                               585,303   21,152,850             0.5%
                  Stepan Co.                                                          37,887    3,212,818             0.1%
*                 Stillwater Mining Co.                                              286,752    5,155,801             0.1%
*                 SunCoke Energy, Inc.                                               230,106    2,110,072             0.1%
*                 Synalloy Corp.                                                      24,237      313,869             0.0%
#*                TimkenSteel Corp.                                                  129,257    1,949,196             0.1%
#*                Trecora Resources                                                   22,252      245,885             0.0%
                  Tredegar Corp.                                                     132,582    2,273,781             0.1%
                  Tronox, Ltd. Class A                                                33,850      558,863             0.0%
*                 UFP Technologies, Inc.                                               1,133       30,251             0.0%
#                 United States Lime & Minerals, Inc.                                  6,163      487,617             0.0%
*                 Universal Stainless & Alloy Products, Inc.                          19,138      345,441             0.0%
*                 Verso Corp. Class A                                                  4,065       24,675             0.0%
#                 Westlake Chemical Corp.                                             87,720    5,460,570             0.1%
                  Worthington Industries, Inc.                                       110,280    4,797,180             0.1%
                                                                                             ------------ ---------------
Total Materials                                                                               282,756,369             6.5%
                                                                                             ------------ ---------------
Real Estate -- (0.3%)
                  Alexander & Baldwin, Inc.                                          199,071    9,159,257             0.2%
                  Consolidated-Tomoka Land Co.                                         3,222      174,729             0.0%
*                 Forestar Group, Inc.                                               120,225    1,701,184             0.1%
*                 FRP Holdings, Inc.                                                  26,146    1,116,434             0.0%
                  Griffin Industrial Realty, Inc.                                      9,402      284,599             0.0%
                  RE/MAX Holdings, Inc. Class A                                        4,900      289,835             0.0%
#*                St Joe Co. (The)                                                    10,657      186,497             0.0%
                  Stratus Properties, Inc.                                            26,736      798,070             0.0%
*                 Tejon Ranch Co.                                                      1,941       44,449             0.0%
*                 Trinity Place Holdings, Inc.                                        25,941      184,959             0.0%
                                                                                             ------------ ---------------
Total Real Estate                                                                              13,940,013             0.3%
                                                                                             ------------ ---------------
Telecommunication Services -- (0.7%)
                  ATN International, Inc.                                             31,287    2,164,748             0.1%
*                 Boingo Wireless, Inc.                                               68,070      972,720             0.0%
#                 Consolidated Communications Holdings, Inc.                          54,811    1,297,376             0.0%
#                 Frontier Communications Corp.                                    1,318,351    2,478,500             0.1%
*                 General Communication, Inc. Class A                                141,194    5,286,303             0.1%
*                 Hawaiian Telcom Holdco, Inc.                                         6,682      170,057             0.0%
#                 IDT Corp. Class B                                                   29,872      453,756             0.0%
#*                Iridium Communications, Inc.                                       145,080    1,537,848             0.0%
*                 Lumos Networks Corp.                                                48,436      867,489             0.0%
*                 ORBCOMM, Inc.                                                      228,234    2,200,176             0.1%
#                 Shenandoah Telecommunications Co.                                  116,492    3,727,744             0.1%
                  Spok Holdings, Inc.                                                 63,325    1,136,684             0.0%
*                 Straight Path Communications, Inc. Class B                           6,406      825,477             0.0%
                  Telephone & Data Systems, Inc.                                     300,218    8,243,986             0.2%
*                 United States Cellular Corp.                                        71,137    2,787,148             0.1%
*                 Vonage Holdings Corp.                                               39,758      266,776             0.0%
                  Windstream Holdings, Inc.                                           59,581      328,887             0.0%
                                                                                             ------------ ---------------
Total Telecommunication Services                                                               34,745,675             0.8%
                                                                                             ------------ ---------------

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                                PERCENTAGE
                                                                                      SHARES       VALUE+     OF NET ASSETS**
                                                                                    ---------- -------------- ---------------
Utilities -- (0.3%)
*                 Calpine Corp.                                                        792,235 $    8,080,797             0.1%
                  Consolidated Water Co., Ltd.                                          14,573        171,961             0.0%
#*                Dynegy, Inc.                                                         443,520      2,847,399             0.1%
                  Genie Energy, Ltd. Class B                                            49,345        392,293             0.0%
                  Ormat Technologies, Inc.                                              44,218      2,611,515             0.1%
#*                Vivint Solar, Inc.                                                     9,407         28,221             0.0%
                                                                                               -------------- ---------------
Total Utilities                                                                                    14,132,186             0.3%
                                                                                               -------------- ---------------
TOTAL COMMON STOCKS                                                                             4,322,839,882            99.5%
                                                                                               -------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                     4,322,839,882
                                                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
                  State Street Institutional U.S. Government Money Market Fund,
                    0.680%                                                          22,664,542     22,664,542             0.5%
                                                                                               -------------- ---------------
SECURITIES LENDING COLLATERAL -- (11.4%)
(S)@              DFA Short Term Investment Fund                                    48,558,611    561,968,800            13.0%
                                                                                               -------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,145,616,131)                                            $4,907,473,224           113.0%
                                                                                               ============== ===============

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  --------------------------------------------------
                                                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary                                         $  609,539,961 $    207,780      -- $  609,747,741
   Consumer Staples                                                  163,836,318           --      --    163,836,318
   Energy                                                            302,521,020           --      --    302,521,020
   Financials                                                      1,178,964,071           --      --  1,178,964,071
   Health Care                                                       236,219,052           --      --    236,219,052
   Industrials                                                       931,384,499           --      --    931,384,499
   Information Technology                                            554,592,938           --      --    554,592,938
   Materials                                                         282,756,369           --      --    282,756,369
   Real Estate                                                        13,940,013           --      --     13,940,013
   Telecommunication Services                                         34,745,675           --      --     34,745,675
   Utilities                                                          14,132,186           --      --     14,132,186
Temporary Cash Investments                                            22,664,542           --      --     22,664,542
Securities Lending Collateral                                                 --  561,968,800      --    561,968,800
                                                                  -------------- ------------ ------- --------------
TOTAL                                                             $4,345,296,644 $562,176,580      -- $4,907,473,224
                                                                  ============== ============ ======= ==============

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
COMMON STOCKS -- (83.0%)
Consumer Discretionary -- (13.0%)
*                 1-800-Flowers.com, Inc. Class A                                    82,806 $  890,164             0.0%
                  A.H. Belo Corp. Class A                                            46,600    291,250             0.0%
                  Aaron's, Inc.                                                     114,696  4,122,174             0.2%
#                 Abercrombie & Fitch Co. Class A                                    83,819  1,004,990             0.0%
                  AMC Entertainment Holdings, Inc. Class A                           47,642  1,443,553             0.1%
                  AMCON Distributing Co.                                                300     28,575             0.0%
*                 America's Car-Mart, Inc.                                           28,024  1,045,295             0.0%
*                 American Axle & Manufacturing Holdings, Inc.                      127,337  2,239,858             0.1%
#                 American Eagle Outfitters, Inc.                                   275,152  3,876,892             0.1%
#*                American Outdoor Brands Corp.                                      56,346  1,248,064             0.1%
*                 American Public Education, Inc.                                    14,580    322,218             0.0%
                  Ark Restaurants Corp.                                               3,723     94,378             0.0%
#*                Asbury Automotive Group, Inc.                                      46,541  2,848,309             0.1%
#*                Ascena Retail Group, Inc.                                         215,931    844,290             0.0%
*                 Ascent Capital Group, Inc. Class A                                 11,178    143,190             0.0%
#*                AV Homes, Inc.                                                     11,554    202,773             0.0%
*                 Ballantyne Strong, Inc.                                            19,505    122,882             0.0%
*                 Barnes & Noble Education, Inc.                                     68,005    707,932             0.0%
                  Barnes & Noble, Inc.                                               95,071    812,857             0.0%
                  Bassett Furniture Industries, Inc.                                 26,661    801,163             0.0%
                  BBX Capital Corp.                                                   1,252      8,514             0.0%
                  Beasley Broadcast Group, Inc. Class A                              16,965    223,090             0.0%
*                 Beazer Homes USA, Inc.                                             19,924    247,257             0.0%
*                 Belmond, Ltd. Class A                                             157,706  1,955,554             0.1%
#                 Big 5 Sporting Goods Corp.                                         39,951    615,245             0.0%
#                 Big Lots, Inc.                                                     77,817  3,928,980             0.2%
*                 Biglari Holdings, Inc.                                                119     50,769             0.0%
*                 BJ's Restaurants, Inc.                                             43,479  1,960,903             0.1%
#                 Bloomin' Brands, Inc.                                             171,794  3,726,212             0.1%
                  Bob Evans Farms, Inc.                                              44,644  2,979,541             0.1%
*                 Bojangles', Inc.                                                    6,750    148,162             0.0%
#*                Boot Barn Holdings, Inc.                                            5,603     59,448             0.0%
                  Bowl America, Inc. Class A                                          1,400     20,174             0.0%
*                 Bravo Brio Restaurant Group, Inc.                                  25,203    122,235             0.0%
*                 Bridgepoint Education, Inc.                                        29,164    355,801             0.0%
*                 Bright Horizons Family Solutions, Inc.                             14,860  1,131,143             0.0%
#                 Brinker International, Inc.                                       108,953  4,814,633             0.2%
#                 Buckle, Inc. (The)                                                 31,524    589,499             0.0%
#*                Buffalo Wild Wings, Inc.                                           27,509  4,334,043             0.2%
#*                Build-A-Bear Workshop, Inc.                                        46,135    479,804             0.0%
*                 Cabela's, Inc.                                                     22,425  1,224,405             0.0%
#                 Cable One, Inc.                                                       422    287,745             0.0%
#*                Caesars Entertainment Corp.                                         3,527     39,150             0.0%
#                 CalAtlantic Group, Inc.                                            25,417    920,604             0.0%
                  Caleres, Inc.                                                      81,772  2,356,669             0.1%
                  Callaway Golf Co.                                                 182,682  2,164,782             0.1%
*                 Cambium Learning Group, Inc.                                       66,334    323,047             0.0%
                  Canterbury Park Holding Corp.                                       6,569     66,675             0.0%
                  Capella Education Co.                                              26,650  2,539,745             0.1%
*                 Career Education Corp.                                            159,372  1,617,626             0.1%
#                 Carriage Services, Inc.                                            52,319  1,430,925             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*                 Carrols Restaurant Group, Inc.                                    120,749 $1,690,486             0.1%
                  Cato Corp. (The) Class A                                           46,210  1,042,498             0.0%
*                 Cavco Industries, Inc.                                             16,785  1,993,219             0.1%
*                 Century Casinos, Inc.                                               4,960     40,821             0.0%
*                 Century Communities, Inc.                                           3,193     87,169             0.0%
*                 Charles & Colvard, Ltd.                                            11,224     10,551             0.0%
#                 Cheesecake Factory, Inc. (The)                                     77,817  4,992,739             0.2%
#*                Cherokee, Inc.                                                     15,947    137,144             0.0%
                  Chico's FAS, Inc.                                                 211,983  2,929,605             0.1%
#                 Children's Place, Inc. (The)                                       38,725  4,445,630             0.2%
                  Choice Hotels International, Inc.                                  65,468  4,104,844             0.2%
*                 Christopher & Banks Corp.                                          13,759     16,924             0.0%
#                 Churchill Downs, Inc.                                              21,618  3,605,882             0.1%
#*                Chuy's Holdings, Inc.                                              42,133  1,255,563             0.1%
                  Citi Trends, Inc.                                                  15,799    296,863             0.0%
                  ClubCorp Holdings, Inc.                                            44,797    602,520             0.0%
                  Collectors Universe, Inc.                                          23,278    635,722             0.0%
#                 Columbia Sportswear Co.                                            42,155  2,386,816             0.1%
#*                Conn's, Inc.                                                       71,920  1,265,792             0.1%
*                 Container Store Group, Inc. (The)                                   4,711     19,409             0.0%
#                 Cooper Tire & Rubber Co.                                          108,038  4,137,855             0.2%
*                 Cooper-Standard Holdings, Inc.                                     19,367  2,189,827             0.1%
                  Core-Mark Holding Co., Inc.                                       115,588  4,047,892             0.2%
#                 Cracker Barrel Old Country Store, Inc.                             28,821  4,616,836             0.2%
*                 Crocs, Inc.                                                        97,825    609,450             0.0%
                  CSS Industries, Inc.                                               17,516    461,722             0.0%
                  CST Brands, Inc.                                                   42,260  2,040,735             0.1%
                  Culp, Inc.                                                         40,622  1,303,966             0.1%
                  Dana, Inc.                                                        168,042  3,263,376             0.1%
*                 Dave & Buster's Entertainment, Inc.                                49,035  3,138,730             0.1%
#*                Deckers Outdoor Corp.                                              34,618  2,062,887             0.1%
*                 Del Frisco's Restaurant Group, Inc.                                30,429    523,379             0.0%
*                 Del Taco Restaurants, Inc.                                         12,179    160,154             0.0%
*                 Delta Apparel, Inc.                                                 4,288     75,169             0.0%
*                 Denny's Corp.                                                      45,687    580,225             0.0%
*                 Destination Maternity Corp.                                        18,105     61,919             0.0%
#*                Destination XL Group, Inc.                                        129,525    330,289             0.0%
#                 DeVry Education Group, Inc.                                        25,908    980,618             0.0%
#                 Dillard's, Inc. Class A                                            23,978  1,327,662             0.1%
#                 DineEquity, Inc.                                                   23,693  1,339,602             0.1%
*                 Dixie Group, Inc. (The)                                            17,430     65,363             0.0%
#*                Dorman Products, Inc.                                              58,084  4,829,685             0.2%
                  Dover Motorsports, Inc.                                            14,562     29,852             0.0%
                  Drive Shack, Inc.                                                  10,726     43,762             0.0%
#                 DSW, Inc. Class A                                                 108,380  2,234,796             0.1%
#                 Educational Development Corp.                                       2,726     22,490             0.0%
*                 El Pollo Loco Holdings, Inc.                                        2,756     34,588             0.0%
#*                Eldorado Resorts, Inc.                                             11,503    219,995             0.0%
*                 Emerson Radio Corp.                                                37,654     47,068             0.0%
                  Entercom Communications Corp. Class A                              35,561    449,847             0.0%
                  Entravision Communications Corp. Class A                          112,884    699,881             0.0%
                  Escalade, Inc.                                                     12,835    171,347             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#                 Ethan Allen Interiors, Inc.                                        48,878 $1,456,564             0.1%
*                 EVINE Live, Inc.                                                    5,122      7,171             0.0%
#*                EW Scripps Co. (The) Class A                                      174,708  3,892,494             0.1%
#*                Famous Dave's of America, Inc.                                     14,986     59,944             0.0%
#*                Fiesta Restaurant Group, Inc.                                      49,058  1,194,562             0.0%
                  Finish Line, Inc. (The) Class A                                    96,347  1,523,246             0.1%
#*                Five Below, Inc.                                                   73,435  3,607,127             0.1%
                  Flanigan's Enterprises, Inc.                                        1,877     47,300             0.0%
                  Flexsteel Industries, Inc.                                          9,048    480,630             0.0%
#*                Fox Factory Holding Corp.                                          63,260  1,900,963             0.1%
*                 Francesca's Holdings Corp.                                        128,447  2,026,894             0.1%
#                 Fred's, Inc. Class A                                               80,423  1,183,827             0.0%
*                 FTD Cos., Inc.                                                     45,826    916,520             0.0%
#*                G-III Apparel Group, Ltd.                                          82,878  1,964,209             0.1%
#                 GameStop Corp. Class A                                             17,738    402,475             0.0%
                  Gaming Partners International Corp.                                15,986    159,221             0.0%
#                 Gannett Co., Inc.                                                  95,967    802,284             0.0%
*                 Genesco, Inc.                                                      36,744  1,958,455             0.1%
*                 Gentherm, Inc.                                                     70,286  2,611,125             0.1%
#*                Global Eagle Entertainment, Inc.                                   30,088     93,273             0.0%
                  Graham Holdings Co. Class B                                         4,333  2,607,166             0.1%
#*                Grand Canyon Education, Inc.                                       78,329  5,887,208             0.2%
*                 Gray Television, Inc.                                             134,064  1,964,038             0.1%
*                 Gray Television, Inc. Class A                                         912     11,902             0.0%
*                 Green Brick Partners, Inc.                                          3,415     35,175             0.0%
#                 Group 1 Automotive, Inc.                                           38,348  2,644,095             0.1%
#                 Guess?, Inc.                                                      134,627  1,502,437             0.1%
*                 Harte-Hanks, Inc.                                                  77,706    105,680             0.0%
                  Haverty Furniture Cos., Inc.                                       43,931  1,082,899             0.0%
                  Haverty Furniture Cos., Inc. Class A                                  457     11,311             0.0%
*                 Helen of Troy, Ltd.                                                54,019  5,077,786             0.2%
#*                Hibbett Sports, Inc.                                               27,003    702,078             0.0%
                  Hooker Furniture Corp.                                             22,343    970,803             0.0%
#*                Horizon Global Corp.                                               87,062  1,226,704             0.1%
*                 Houghton Mifflin Harcourt Co.                                     137,504  1,581,296             0.1%
                  HSN, Inc.                                                          39,793  1,468,362             0.1%
#*                Iconix Brand Group, Inc.                                           55,553    388,871             0.0%
                  ILG, Inc.                                                          76,086  1,834,433             0.1%
*                 Installed Building Products, Inc.                                  26,778  1,428,606             0.1%
#                 International Game Technology P.L.C.                                1,000     22,200             0.0%
                  International Speedway Corp. Class A                               44,994  1,669,277             0.1%
*                 Intrawest Resorts Holdings, Inc.                                   10,542    248,580             0.0%
#*                iRobot Corp.                                                       40,979  3,267,665             0.1%
*                 Isle of Capri Casinos, Inc.                                        36,409    839,592             0.0%
                  Jack in the Box, Inc.                                              51,912  5,293,467             0.2%
#*                JAKKS Pacific, Inc.                                                10,774     52,793             0.0%
#*                Jamba, Inc.                                                        28,170    240,008             0.0%
#*                JC Penney Co., Inc.                                               105,987    570,210             0.0%
                  John Wiley & Sons, Inc. Class A                                    56,543  2,979,816             0.1%
                  Johnson Outdoors, Inc. Class A                                     16,903    613,917             0.0%
*                 K12, Inc.                                                          43,768    825,027             0.0%
#*                Kate Spade & Co.                                                   47,132    820,097             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#                 KB Home                                                            91,281 $1,880,389             0.1%
#*                Kirkland's, Inc.                                                   50,945    599,113             0.0%
#*                Kona Grill, Inc.                                                   11,058     63,031             0.0%
*                 La Quinta Holdings, Inc.                                           93,055  1,313,006             0.1%
                  La-Z-Boy, Inc.                                                    124,681  3,478,600             0.1%
*                 Lakeland Industries, Inc.                                           6,559     69,853             0.0%
                  LCI Industries                                                     44,007  4,451,308             0.2%
                  Libbey, Inc.                                                       47,692    500,766             0.0%
                  Liberty Tax, Inc.                                                   2,368     33,270             0.0%
*                 Liberty TripAdvisor Holdings, Inc. Class A                         40,636    597,349             0.0%
*                 Liberty Ventures Series A                                           1,486     80,021             0.0%
                  Lifetime Brands, Inc.                                              25,454    488,717             0.0%
#*                Lindblad Expeditions Holdings, Inc.                                 8,178     77,691             0.0%
*                 Lions Gate Entertainment Corp. Class B                              2,854     68,068             0.0%
#                 Lithia Motors, Inc. Class A                                        51,735  4,943,279             0.2%
*                 Luby's, Inc.                                                       48,461    142,475             0.0%
*                 M/I Homes, Inc.                                                    42,762  1,161,416             0.0%
#*                Malibu Boats, Inc. Class A                                         32,124    740,137             0.0%
                  Marcus Corp. (The)                                                 41,404  1,399,455             0.1%
                  Marine Products Corp.                                              35,714    427,139             0.0%
*                 MarineMax, Inc.                                                    62,761  1,277,186             0.1%
#                 Marriott Vacations Worldwide Corp.                                 44,457  4,898,272             0.2%
#*                McClatchy Co. (The) Class A                                         2,442     26,325             0.0%
#                 MDC Holdings, Inc.                                                 73,710  2,285,747             0.1%
(degree)          Media General, Inc.                                                64,715    122,959             0.0%
#                 Meredith Corp.                                                     71,233  4,170,692             0.2%
*                 Meritage Homes Corp.                                               43,894  1,709,671             0.1%
*                 Modine Manufacturing Co.                                           72,534    877,661             0.0%
*                 Monarch Casino & Resort, Inc.                                      36,281  1,069,201             0.0%
#                 Monro Muffler Brake, Inc.                                          45,850  2,377,322             0.1%
#*                Motorcar Parts of America, Inc.                                    37,101  1,124,902             0.0%
                  Movado Group, Inc.                                                 45,116  1,055,714             0.0%
*                 MSG Networks, Inc. Class A                                         53,547  1,335,998             0.1%
#*                Murphy USA, Inc.                                                   59,905  4,167,591             0.2%
                  NACCO Industries, Inc. Class A                                     14,669  1,241,731             0.1%
*                 Nathan's Famous, Inc.                                              14,980  1,021,636             0.0%
                  National CineMedia, Inc.                                           98,346  1,167,367             0.0%
#*                Nautilus, Inc.                                                     95,994  1,747,091             0.1%
*                 New Home Co., Inc. (The)                                              839      9,783             0.0%
                  New Media Investment Group, Inc.                                      953     12,541             0.0%
*                 New York & Co., Inc.                                               51,657     86,267             0.0%
                  New York Times Co. (The) Class A                                  236,803  3,421,803             0.1%
                  Nexstar Media Group, Inc.                                          73,168  5,048,592             0.2%
#*                Noodles & Co.                                                          92        538             0.0%
                  Nutrisystem, Inc.                                                  50,487  2,698,530             0.1%
                  Office Depot, Inc.                                                539,857  2,683,089             0.1%
#*                Ollie's Bargain Outlet Holdings, Inc.                              40,882  1,565,781             0.1%
#*                Overstock.com, Inc.                                                63,754  1,106,132             0.0%
                  Oxford Industries, Inc.                                            25,607  1,484,694             0.1%
#                 Papa John's International, Inc.                                    84,897  6,711,957             0.3%
#*                Papa Murphy's Holdings, Inc.                                        3,866     18,866             0.0%
*                 Penn National Gaming, Inc.                                         63,987  1,182,480             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#                 Penske Automotive Group, Inc.                                      41,933 $2,000,623             0.1%
*                 Perry Ellis International, Inc.                                    36,369    746,292             0.0%
                  PetMed Express, Inc.                                               65,339  1,509,331             0.1%
                  Pier 1 Imports, Inc.                                              238,764  1,609,269             0.1%
*                 Pinnacle Entertainment, Inc.                                       72,817  1,497,846             0.1%
#                 Planet Fitness, Inc. Class A                                       25,881    538,325             0.0%
                  Pool Corp.                                                         41,444  4,957,531             0.2%
*                 Potbelly Corp.                                                     30,584    426,647             0.0%
                  RCI Hospitality Holdings, Inc.                                     15,408    256,389             0.0%
*                 Reading International, Inc. Class A                                21,119    332,202             0.0%
*                 Reading International, Inc. Class B                                 2,340     44,600             0.0%
*                 Red Lion Hotels Corp.                                              26,223    170,449             0.0%
#*                Red Robin Gourmet Burgers, Inc.                                    31,187  1,832,236             0.1%
#                 Regal Entertainment Group Class A                                 214,019  4,723,399             0.2%
*                 Regis Corp.                                                        71,078    775,461             0.0%
#                 Rent-A-Center, Inc.                                                48,617    519,716             0.0%
                  Rocky Brands, Inc.                                                 14,145    200,859             0.0%
*                 Ruby Tuesday, Inc.                                                 97,809    249,413             0.0%
                  Ruth's Hospitality Group, Inc.                                    109,354  2,176,145             0.1%
                  Saga Communications, Inc. Class A                                  15,886    814,157             0.0%
                  Salem Media Group, Inc.                                            12,256     93,758             0.0%
                  Scholastic Corp.                                                   41,125  1,777,834             0.1%
*                 Scientific Games Corp. Class A                                     55,230  1,311,712             0.1%
*                 Sears Hometown and Outlet Stores, Inc.                                720      2,412             0.0%
#                 SeaWorld Entertainment, Inc.                                      129,967  2,278,322             0.1%
#*                Select Comfort Corp.                                               89,608  2,768,887             0.1%
#*                Sequential Brands Group, Inc.                                       3,479     11,724             0.0%
*                 Shiloh Industries, Inc.                                            26,761    329,160             0.0%
                  Shoe Carnival, Inc.                                                48,652  1,234,301             0.1%
#*                Shutterfly, Inc.                                                   64,322  3,338,312             0.1%
#                 Sinclair Broadcast Group, Inc. Class A                             91,559  3,612,003             0.1%
*                 Skechers U.S.A., Inc. Class A                                      70,830  1,788,457             0.1%
#*                Skyline Corp.                                                      14,840     91,414             0.0%
                  Sonic Automotive, Inc. Class A                                     52,991  1,038,624             0.0%
#                 Sonic Corp.                                                       128,846  3,463,380             0.1%
*                 Sotheby's                                                          86,905  4,115,821             0.2%
                  Spartan Motors, Inc.                                               46,022    379,681             0.0%
                  Speedway Motorsports, Inc.                                         48,703    879,089             0.0%
#*                Sportsman's Warehouse Holdings, Inc.                               62,032    253,711             0.0%
#                 Stage Stores, Inc.                                                 39,118    112,660             0.0%
                  Standard Motor Products, Inc.                                      57,284  2,911,746             0.1%
                  Stanley Furniture Co., Inc.                                         8,005      9,126             0.0%
#                 Stein Mart, Inc.                                                    5,932     14,652             0.0%
*                 Steven Madden, Ltd.                                               110,301  4,196,953             0.2%
*                 Stoneridge, Inc.                                                  102,453  2,009,103             0.1%
                  Strattec Security Corp.                                             5,841    187,788             0.0%
                  Strayer Education, Inc.                                            25,749  2,232,696             0.1%
#                 Sturm Ruger & Co., Inc.                                            31,391  1,897,586             0.1%
                  Superior Industries International, Inc.                            45,688    993,714             0.0%
                  Superior Uniform Group, Inc.                                       19,372    353,345             0.0%
*                 Sypris Solutions, Inc.                                             25,625     27,419             0.0%
#                 Tailored Brands, Inc.                                               7,000     86,310             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Consumer Discretionary -- (Continued)
*                 Tandy Leather Factory, Inc.                                        22,365 $    195,694             0.0%
*                 Taylor Morrison Home Corp. Class A                                 35,049      809,632             0.0%
#*                Tempur Sealy International, Inc.                                   16,600      779,370             0.0%
#                 Tenneco, Inc.                                                      83,308    5,250,903             0.2%
                  Texas Roadhouse, Inc.                                             116,041    5,440,002             0.2%
                  Thor Industries, Inc.                                              67,583    6,500,133             0.2%
#                 Tile Shop Holdings, Inc.                                           10,218      218,154             0.0%
                  Tilly's, Inc. Class A                                              18,006      172,137             0.0%
                  Time, Inc.                                                        121,961    1,853,807             0.1%
*                 TopBuild Corp.                                                     42,015    2,150,748             0.1%
                  Tower International, Inc.                                          34,545      936,169             0.0%
*                 Town Sports International Holdings, Inc.                           18,850       73,515             0.0%
*                 Townsquare Media, Inc. Class A                                      1,089       13,177             0.0%
*                 Trans World Entertainment Corp.                                    15,000       28,500             0.0%
#*                TRI Pointe Group, Inc.                                            234,472    2,919,176             0.1%
                  Tribune Media Co. Class A                                           7,446      272,226             0.0%
#*                tronc, Inc.                                                         7,364      105,600             0.0%
#*                Tuesday Morning Corp.                                              63,797      207,340             0.0%
#                 Tupperware Brands Corp.                                            71,609    5,142,242             0.2%
*                 UCP, Inc. Class A                                                   7,796       89,264             0.0%
*                 Unifi, Inc.                                                        41,392    1,161,873             0.0%
*                 Universal Electronics, Inc.                                        27,988    1,939,568             0.1%
                  Universal Technical Institute, Inc.                                 7,561       27,371             0.0%
*                 US Auto Parts Network, Inc.                                        22,977       83,407             0.0%
#*                Vera Bradley, Inc.                                                 34,600      316,590             0.0%
#*                Vince Holding Corp.                                                22,894       22,894             0.0%
#*                Vista Outdoor, Inc.                                                81,788    1,599,773             0.1%
*                 Visteon Corp.                                                      43,662    4,495,003             0.2%
*                 Vitamin Shoppe, Inc.                                               32,057      618,700             0.0%
*                 VOXX International Corp.                                           20,289      131,878             0.0%
#                 Wendy's Co. (The)                                                 362,549    5,343,972             0.2%
*                 West Marine, Inc.                                                  48,991      536,941             0.0%
                  Weyco Group, Inc.                                                   9,554      267,130             0.0%
#*                William Lyon Homes Class A                                         39,072      859,584             0.0%
                  Winmark Corp.                                                       8,607    1,111,164             0.0%
                  Winnebago Industries, Inc.                                         77,870    2,234,869             0.1%
                  Wolverine World Wide, Inc.                                        114,766    2,767,008             0.1%
*                 ZAGG, Inc.                                                         79,919      567,425             0.0%
#*                Zumiez, Inc.                                                       51,342      921,589             0.0%
                                                                                            ------------ ---------------
Total Consumer Discretionary                                                                 419,306,454            15.6%
                                                                                            ------------ ---------------
Consumer Staples -- (3.6%)
                  Alico, Inc.                                                         7,043      210,938             0.0%
*                 Alliance One International, Inc.                                    4,561       62,714             0.0%
                  Andersons, Inc. (The)                                              40,659    1,518,614             0.1%
#*                Avon Products, Inc.                                               128,982      625,563             0.0%
#                 B&G Foods, Inc.                                                    81,354    3,416,868             0.1%
#*                Boston Beer Co., Inc. (The) Class A                                 8,600    1,241,410             0.1%
*                 Bridgford Foods Corp.                                               6,838       84,928             0.0%
#                 Cal-Maine Foods, Inc.                                              61,940    2,338,235             0.1%
#                 Calavo Growers, Inc.                                               27,373    1,795,669             0.1%
#                 Casey's General Stores, Inc.                                       32,444    3,635,999             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Consumer Staples -- (Continued)
*                 CCA Industries, Inc.                                               12,215 $   39,393             0.0%
*                 Central Garden & Pet Co.                                           27,336  1,033,301             0.0%
*                 Central Garden & Pet Co. Class A                                   76,906  2,709,398             0.1%
#*                Chefs' Warehouse, Inc. (The)                                       40,977    559,336             0.0%
#                 Coca-Cola Bottling Co. Consolidated                                12,876  2,727,909             0.1%
#*                Craft Brew Alliance, Inc.                                          60,123    817,673             0.0%
*                 Darling Ingredients, Inc.                                         244,351  3,697,031             0.1%
                  Dean Foods Co.                                                    152,908  3,018,404             0.1%
#                 Energizer Holdings, Inc.                                           40,759  2,414,156             0.1%
#*                Farmer Brothers Co.                                                31,433  1,115,871             0.1%
                  Fresh Del Monte Produce, Inc.                                      91,186  5,589,702             0.2%
*                 HRG Group, Inc.                                                    52,919  1,058,909             0.0%
                  Ingles Markets, Inc. Class A                                       33,486  1,563,796             0.1%
                  Inter Parfums, Inc.                                                63,168  2,397,226             0.1%
#*                Inventure Foods, Inc.                                               3,653     13,516             0.0%
                  J&J Snack Foods Corp.                                              26,004  3,499,618             0.1%
#                 John B. Sanfilippo & Son, Inc.                                     18,497  1,359,529             0.1%
                  Lancaster Colony Corp.                                             38,638  4,864,524             0.2%
*                 Landec Corp.                                                       68,962    948,228             0.0%
*                 Lifevantage Corp.                                                   3,000     14,880             0.0%
#*                Lifeway Foods, Inc.                                                30,128    289,229             0.0%
#                 Limoneira Co.                                                       5,002    103,441             0.0%
                  Mannatech, Inc.                                                       840     13,146             0.0%
                  Medifast, Inc.                                                     39,894  1,847,890             0.1%
#                 MGP Ingredients, Inc.                                              47,869  2,506,421             0.1%
#                 National Beverage Corp.                                            81,150  7,189,078             0.3%
*                 Natural Alternatives International, Inc.                           15,584    151,944             0.0%
#*                Natural Grocers by Vitamin Cottage, Inc.                            9,581    104,816             0.0%
                  Nature's Sunshine Products, Inc.                                    2,935     29,644             0.0%
#                 Nu Skin Enterprises, Inc. Class A                                  12,563    693,854             0.0%
                  Nutraceutical International Corp.                                  27,069    858,087             0.0%
                  Oil-Dri Corp. of America                                           13,268    539,875             0.0%
                  Omega Protein Corp.                                                49,304    993,476             0.0%
#                 Orchids Paper Products Co.                                         14,390    350,397             0.0%
#*                Post Holdings, Inc.                                                46,119  3,882,759             0.2%
                  PriceSmart, Inc.                                                   41,997  3,651,639             0.1%
#*                Primo Water Corp.                                                  46,008    550,716             0.0%
*                 Revlon, Inc. Class A                                               77,452  2,009,879             0.1%
                  Rocky Mountain Chocolate Factory, Inc.                              9,933    128,930             0.0%
#                 Sanderson Farms, Inc.                                              44,322  5,131,601             0.2%
                  Seaboard Corp.                                                         99    419,167             0.0%
*                 Seneca Foods Corp. Class A                                         19,421    722,461             0.0%
*                 Seneca Foods Corp. Class B                                          1,443     58,442             0.0%
#*                Smart & Final Stores, Inc.                                          8,377     98,849             0.0%
#                 Snyder's-Lance, Inc.                                              132,573  4,674,524             0.2%
                  SpartanNash Co.                                                    76,960  2,832,128             0.1%
*                 SUPERVALU, Inc.                                                   145,278    595,640             0.0%
#                 Tootsie Roll Industries, Inc.                                      37,126  1,386,656             0.1%
#*                TreeHouse Foods, Inc.                                              29,231  2,560,636             0.1%
#*                United Natural Foods, Inc.                                         62,532  2,596,954             0.1%
                  United-Guardian, Inc.                                              13,162    185,584             0.0%
                  Universal Corp.                                                    33,750  2,478,937             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Consumer Staples -- (Continued)
#*                USANA Health Sciences, Inc.                                        53,904 $  3,064,442             0.1%
#                 Vector Group, Ltd.                                                186,600    4,052,952             0.2%
                  Village Super Market, Inc. Class A                                 11,419      301,347             0.0%
#                 WD-40 Co.                                                          17,475    1,832,254             0.1%
                  Weis Markets, Inc.                                                 32,310    1,867,841             0.1%
                                                                                            ------------ ---------------
Total Consumer Staples                                                                       115,128,974             4.3%
                                                                                            ------------ ---------------
Energy -- (3.8%)
                  Adams Resources & Energy, Inc.                                      7,318      297,257             0.0%
                  Alon USA Energy, Inc.                                             109,643    1,325,584             0.1%
                  Archrock, Inc.                                                     79,065      932,967             0.0%
#*                Atwood Oceanics, Inc.                                              92,122      721,315             0.0%
*                 Barnwell Industries, Inc.                                           8,064       15,402             0.0%
#*                Bill Barrett Corp.                                                 72,073      276,760             0.0%
#                 Bristow Group, Inc.                                                36,385      486,467             0.0%
#*                Callon Petroleum Co.                                              157,437    1,864,054             0.1%
#*                CARBO Ceramics, Inc.                                               12,224       83,979             0.0%
#*                Clayton Williams Energy, Inc.                                      17,125    2,138,341             0.1%
#*                Clean Energy Fuels Corp.                                           92,036      224,568             0.0%
*                 Cloud Peak Energy, Inc.                                            43,372      146,164             0.0%
#*                CONSOL Energy, Inc.                                                28,979      439,901             0.0%
*                 Contango Oil & Gas Co.                                             38,383      274,822             0.0%
#                 CVR Energy, Inc.                                                    5,515      120,723             0.0%
*                 Dawson Geophysical Co.                                             20,678      104,010             0.0%
#                 Delek US Holdings, Inc.                                           101,230    2,436,606             0.1%
#*                Denbury Resources, Inc.                                           448,576      995,839             0.0%
                  DHT Holdings, Inc.                                                190,797      913,918             0.0%
#*                Diamond Offshore Drilling, Inc.                                    27,686      399,232             0.0%
#*                Dorian LPG, Ltd.                                                    2,604       23,670             0.0%
#*                Dril-Quip, Inc.                                                    76,826    3,960,380             0.2%
*                 Eclipse Resources Corp.                                             8,853       17,795             0.0%
*                 ENGlobal Corp.                                                     32,081       51,650             0.0%
#                 EnLink Midstream LLC                                              166,011    3,062,903             0.1%
                  Ensco P.L.C. Class A                                              429,871    3,391,682             0.1%
*                 Era Group, Inc.                                                    15,103      191,959             0.0%
                  Evolution Petroleum Corp.                                          16,274      130,192             0.0%
*                 Exterran Corp.                                                     36,912    1,010,281             0.0%
#*                Forum Energy Technologies, Inc.                                   248,362    4,197,318             0.2%
                  Frank's International NV                                           19,487      177,332             0.0%
                  GasLog, Ltd.                                                       52,543      735,602             0.0%
#*                Geospace Technologies Corp.                                        15,583      257,743             0.0%
                  Green Plains, Inc.                                                 69,992    1,609,816             0.1%
                  Gulf Island Fabrication, Inc.                                      14,026      139,559             0.0%
#*                Gulfport Energy Corp.                                              12,319      195,626             0.0%
                  Hallador Energy Co.                                                 2,560       17,126             0.0%
*                 Helix Energy Solutions Group, Inc.                                399,534    2,445,148             0.1%
#*                Hornbeck Offshore Services, Inc.                                   39,200      133,672             0.0%
*                 International Seaways, Inc.                                         1,937       37,442             0.0%
#*                Jones Energy, Inc. Class A                                          6,742       13,484             0.0%
#*                Kosmos Energy, Ltd.                                               363,898    2,187,027             0.1%
#*                Laredo Petroleum, Inc.                                             18,011      231,622             0.0%
*                 Matrix Service Co.                                                 62,462      733,929             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Energy -- (Continued)
*                 McDermott International, Inc.                                     171,068 $  1,118,785             0.1%
*                 Mitcham Industries, Inc.                                           19,337       91,851             0.0%
#                 Murphy Oil Corp.                                                  114,500    2,997,610             0.1%
#                 Nabors Industries, Ltd.                                           406,068    4,198,743             0.2%
*                 Natural Gas Services Group, Inc.                                   29,473      807,560             0.0%
*                 Newpark Resources, Inc.                                           296,750    2,270,138             0.1%
#                 Noble Corp. P.L.C.                                                594,729    2,854,699             0.1%
#                 Nordic American Offshore, Ltd.                                        113          107             0.0%
#*                Northern Oil and Gas, Inc.                                          2,727        6,136             0.0%
#*                Oasis Petroleum, Inc.                                             225,714    2,695,025             0.1%
                  Oceaneering International, Inc.                                   108,688    2,868,276             0.1%
*                 Oil States International, Inc.                                     74,879    2,227,650             0.1%
                  Overseas Shipholding Group, Inc. Class A                            5,814       21,163             0.0%
*                 Pacific Ethanol, Inc.                                               8,944       60,819             0.0%
                  Panhandle Oil and Gas, Inc. Class A                                33,766      639,866             0.0%
#*                Par Pacific Holdings, Inc.                                         28,123      460,374             0.0%
*                 Parker Drilling Co.                                               148,117      244,393             0.0%
#                 Patterson-UTI Energy, Inc.                                        258,733    5,600,276             0.2%
#                 PBF Energy, Inc. Class A                                          197,724    4,413,200             0.2%
#*                PDC Energy, Inc.                                                   86,705    4,788,717             0.2%
*                 PHI, Inc. Non-Voting                                               21,469      251,831             0.0%
*                 Pioneer Energy Services Corp.                                     149,905      457,210             0.0%
*                 QEP Resources, Inc.                                               111,614    1,318,161             0.1%
#*                Renewable Energy Group, Inc.                                      129,075    1,348,834             0.1%
*                 REX American Resources Corp.                                       18,425    1,744,479             0.1%
#*                Rice Energy, Inc.                                                  40,144      854,666             0.0%
*                 RigNet, Inc.                                                       10,356      202,978             0.0%
#*                Ring Energy, Inc.                                                  21,954      263,448             0.0%
#*                Rowan Cos. P.L.C. Class A                                         164,032    2,307,930             0.1%
#                 RPC, Inc.                                                         103,642    1,883,175             0.1%
#*                RSP Permian, Inc.                                                  73,674    2,803,296             0.1%
#                 Scorpio Tankers, Inc.                                             154,485      679,734             0.0%
#*                SEACOR Holdings, Inc.                                              19,648    1,290,088             0.1%
                  SemGroup Corp. Class A                                             91,516    3,047,483             0.1%
#                 Ship Finance International, Ltd.                                   79,086    1,111,158             0.0%
#                 SM Energy Co.                                                     116,078    2,622,202             0.1%
#*                SRC Energy, Inc.                                                  494,381    3,727,633             0.1%
#*                Superior Energy Services, Inc.                                    285,513    3,448,997             0.1%
#                 Teekay Corp.                                                       13,734      119,211             0.0%
#                 Teekay Tankers, Ltd. Class A                                       85,177      174,613             0.0%
#*                Tesco Corp.                                                        66,129      433,145             0.0%
*                 TETRA Technologies, Inc.                                          264,842      881,924             0.0%
#*                Unit Corp.                                                        102,208    2,196,450             0.1%
#*                Uranium Resources, Inc.                                             5,800        9,802             0.0%
#                 US Silica Holdings, Inc.                                            7,707      319,841             0.0%
                  Western Refining, Inc.                                            111,876    3,858,603             0.2%
*                 Whiting Petroleum Corp.                                           530,702    4,404,827             0.2%
*                 Willbros Group, Inc.                                               41,822      115,011             0.0%
                  World Fuel Services Corp.                                          12,333      454,224             0.0%
*                 WPX Energy, Inc.                                                  154,639    1,844,843             0.1%
                                                                                            ------------ ---------------
Total Energy                                                                                 121,692,052             4.5%
                                                                                            ------------ ---------------

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Financials -- (18.0%)
                  1st Constitution Bancorp                                              170 $    3,043             0.0%
                  1st Source Corp.                                                   55,678  2,689,804             0.1%
                  A-Mark Precious Metals, Inc.                                        8,555    150,654             0.0%
                  Access National Corp.                                              10,474    296,728             0.0%
                  ACNB Corp.                                                            896     27,731             0.0%
                  Allied World Assurance Co. Holdings AG                             18,633    989,226             0.0%
*                 Ambac Financial Group, Inc.                                        47,151    916,144             0.0%
                  American Equity Investment Life Holding Co.                        86,740  2,057,473             0.1%
                  American National Bankshares, Inc.                                  5,836    224,102             0.0%
#                 American National Insurance Co.                                     8,331    974,061             0.0%
                  American River Bankshares                                           2,368     35,046             0.0%
                  Ameris Bancorp                                                     61,629  2,902,726             0.1%
                  AMERISAFE, Inc.                                                    46,453  2,673,370             0.1%
                  AmeriServ Financial, Inc.                                          53,261    215,707             0.0%
#                 AmTrust Financial Services, Inc.                                   41,621    668,017             0.0%
                  Argo Group International Holdings, Ltd.                            52,342  3,451,955             0.1%
                  Arrow Financial Corp.                                              34,098  1,167,856             0.0%
#                 Artisan Partners Asset Management, Inc. Class A                    37,605  1,101,826             0.0%
                  Aspen Insurance Holdings, Ltd.                                    107,094  5,606,371             0.2%
                  Associated Banc-Corp                                              252,334  6,283,117             0.2%
*                 Asta Funding, Inc.                                                  3,514     29,518             0.0%
                  Astoria Financial Corp.                                           194,618  3,968,261             0.2%
                  Atlantic American Corp.                                             4,900     19,355             0.0%
*                 Atlantic Coast Financial Corp.                                      2,377     18,469             0.0%
*                 Atlanticus Holdings Corp.                                          19,846     51,600             0.0%
*                 Atlas Financial Holdings, Inc.                                      5,764     74,644             0.0%
                  Auburn National Bancorporation, Inc.                                  300     10,107             0.0%
                  Baldwin & Lyons, Inc. Class A                                         550     12,870             0.0%
                  Baldwin & Lyons, Inc. Class B                                      18,373    450,139             0.0%
#                 Banc of California, Inc.                                           41,095    891,761             0.0%
                  BancFirst Corp.                                                    22,138  2,126,355             0.1%
*                 Bancorp, Inc. (The)                                                72,328    466,516             0.0%
                  BancorpSouth, Inc.                                                203,866  6,207,720             0.2%
                  Bank Mutual Corp.                                                  58,162    535,090             0.0%
                  Bank of Commerce Holdings                                             400      4,500             0.0%
#                 Bank of Hawaii Corp.                                               68,402  5,573,395             0.2%
                  Bank of Marin Bancorp                                               2,870    181,241             0.0%
                  BankFinancial Corp.                                                33,214    490,903             0.0%
                  Banner Corp.                                                       47,446  2,619,019             0.1%
                  Bar Harbor Bankshares                                              16,635    512,192             0.0%
                  BCB Bancorp, Inc.                                                   3,171     50,102             0.0%
                  Bear State Financial, Inc.                                            439      4,118             0.0%
                  Beneficial Bancorp, Inc.                                          119,215  1,907,440             0.1%
*                 Berkshire Bancorp, Inc.                                               150      1,594             0.0%
                  Berkshire Hills Bancorp, Inc.                                      55,348  2,075,550             0.1%
                  BGC Partners, Inc. Class A                                        299,573  3,409,141             0.1%
                  Blue Hills Bancorp, Inc.                                            3,834     69,395             0.0%
                  BNC Bancorp                                                        26,796    896,326             0.0%
#*                BofI Holding, Inc.                                                104,916  2,506,443             0.1%
                  Boston Private Financial Holdings, Inc.                           207,901  3,243,256             0.1%
                  Bridge Bancorp, Inc.                                                3,288    119,190             0.0%
                  Brookline Bancorp, Inc.                                           132,821  1,932,546             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Financials -- (Continued)
                  Bryn Mawr Bank Corp.                                               31,125 $1,335,262             0.1%
*                 BSB Bancorp, Inc.                                                     806     23,495             0.0%
                  C&F Financial Corp.                                                   603     30,150             0.0%
                  California First National Bancorp                                   3,097     51,101             0.0%
                  Camden National Corp.                                              23,069    986,200             0.0%
                  Capital Bank Financial Corp. Class A                               40,773  1,692,079             0.1%
                  Capital City Bank Group, Inc.                                       9,887    203,771             0.0%
                  Capitol Federal Financial, Inc.                                   261,496  3,825,686             0.1%
#                 Carolina Financial Corp.                                            5,291    163,280             0.0%
*                 Cascade Bancorp                                                    65,778    492,019             0.0%
                  Cathay General Bancorp                                            196,272  7,468,150             0.3%
                  CenterState Banks, Inc.                                            49,467  1,248,052             0.1%
                  Central Pacific Financial Corp.                                    36,153  1,130,866             0.0%
                  Central Valley Community Bancorp                                      800     18,168             0.0%
                  Century Bancorp, Inc. Class A                                       1,209     76,227             0.0%
                  Charter Financial Corp.                                             7,848    144,011             0.0%
                  Chemical Financial Corp.                                           52,866  2,508,492             0.1%
#                 Citizens & Northern Corp.                                           6,043    140,500             0.0%
                  Citizens Community Bancorp, Inc.                                   17,782    254,994             0.0%
                  Citizens Holding Co.                                                  592     14,119             0.0%
#*                Citizens, Inc.                                                    100,100    705,705             0.0%
                  City Holding Co.                                                   36,845  2,619,311             0.1%
                  Civista Bancshares, Inc.                                            2,396     52,065             0.0%
#                 Clifton Bancorp, Inc.                                              53,560    894,452             0.0%
                  CNB Financial Corp.                                                12,380    295,758             0.0%
                  CNO Financial Group, Inc.                                         336,171  7,083,123             0.3%
                  CoBiz Financial, Inc.                                              98,926  1,625,354             0.1%
                  Codorus Valley Bancorp, Inc.                                        2,441     70,765             0.0%
                  Cohen & Steers, Inc.                                                4,311    172,009             0.0%
                  Colony Bankcorp, Inc.                                               1,629     22,236             0.0%
                  Columbia Banking System, Inc.                                     126,379  4,993,234             0.2%
#                 Community Bank System, Inc.                                        73,425  4,108,129             0.2%
                  Community Trust Bancorp, Inc.                                      42,011  1,888,394             0.1%
                  Community West Bancshares                                           1,200     12,180             0.0%
                  ConnectOne Bancorp, Inc.                                           37,010    821,622             0.0%
*                 Consumer Portfolio Services, Inc.                                  43,017    209,493             0.0%
#*                Cowen Group, Inc. Class A                                          37,869    602,117             0.0%
                  Crawford & Co. Class A                                             64,152    572,877             0.0%
#                 Crawford & Co. Class B                                             46,636    508,799             0.0%
#*                Credit Acceptance Corp.                                             4,645    944,096             0.0%
*                 CU Bancorp                                                          4,481    167,029             0.0%
*                 Customers Bancorp, Inc.                                            32,451  1,003,709             0.0%
#                 CVB Financial Corp.                                               189,760  4,087,430             0.2%
                  Diamond Hill Investment Group, Inc.                                 6,604  1,334,999             0.1%
                  Dime Community Bancshares, Inc.                                    81,765  1,590,329             0.1%
                  Donegal Group, Inc. Class A                                        36,997    616,370             0.0%
                  Donegal Group, Inc. Class B                                           870     14,681             0.0%
*                 Donnelley Financial Solutions, Inc.                                13,843    307,591             0.0%
*                 Eagle Bancorp, Inc.                                                20,179  1,208,722             0.1%
                  Eastern Virginia Bankshares, Inc.                                     822      9,428             0.0%
#*                eHealth, Inc.                                                      40,214    570,235             0.0%
                  EMC Insurance Group, Inc.                                          43,586  1,250,046             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Financials -- (Continued)
                  Employers Holdings, Inc.                                           62,945 $2,517,800             0.1%
#*                Encore Capital Group, Inc.                                         43,194  1,440,520             0.1%
*                 Enova International, Inc.                                          36,359    516,298             0.0%
*                 Enstar Group, Ltd.                                                 17,850  3,477,180             0.1%
                  Enterprise Bancorp, Inc.                                            3,627    126,981             0.0%
                  Enterprise Financial Services Corp.                                39,490  1,668,452             0.1%
                  ESSA Bancorp, Inc.                                                 11,338    171,544             0.0%
*                 Essent Group, Ltd.                                                    447     16,543             0.0%
                  Evans Bancorp, Inc.                                                 1,635     62,130             0.0%
                  EverBank Financial Corp.                                           90,096  1,756,872             0.1%
                  Evercore Partners, Inc. Class A                                    53,675  3,958,531             0.2%
*                 Ezcorp, Inc. Class A                                               69,018    624,613             0.0%
                  Farmers Capital Bank Corp.                                          5,788    240,202             0.0%
#                 Farmers National Banc Corp.                                         3,893     55,670             0.0%
                  FBL Financial Group, Inc. Class A                                  40,672  2,704,688             0.1%
*                 FCB Financial Holdings, Inc. Class A                               36,154  1,708,276             0.1%
                  Federal Agricultural Mortgage Corp. Class A                         1,115     60,723             0.0%
                  Federal Agricultural Mortgage Corp. Class C                        23,362  1,332,802             0.1%
#                 Federated Investors, Inc. Class B                                 102,444  2,747,548             0.1%
                  Federated National Holding Co.                                     22,136    355,947             0.0%
                  Fidelity Southern Corp.                                            33,154    746,628             0.0%
#                 Financial Engines, Inc.                                            19,467    827,348             0.0%
                  Financial Institutions, Inc.                                       28,837    966,039             0.0%
*                 First Acceptance Corp.                                             96,214    111,608             0.0%
                  First American Financial Corp.                                     88,961  3,861,797             0.1%
*                 First BanCorp(318672706)                                          115,320    678,082             0.0%
                  First Bancorp(318910106)                                           23,060    692,722             0.0%
                  First Bancorp, Inc.                                                 8,432    227,411             0.0%
#                 First Bancshares, Inc. (The)                                          300      8,595             0.0%
                  First Busey Corp.                                                  66,188  1,982,331             0.1%
                  First Business Financial Services, Inc.                             2,930     77,850             0.0%
                  First Citizens BancShares, Inc. Class A                             4,345  1,512,321             0.1%
                  First Commonwealth Financial Corp.                                156,095  2,015,186             0.1%
                  First Community Bancshares, Inc.                                   38,036  1,006,433             0.0%
                  First Connecticut Bancorp, Inc.                                     7,526    200,944             0.0%
                  First Defiance Financial Corp.                                     24,297  1,303,291             0.1%
                  First Financial Bancorp                                           105,801  2,925,398             0.1%
#                 First Financial Bankshares, Inc.                                   62,558  2,499,192             0.1%
                  First Financial Corp.                                              25,478  1,243,326             0.1%
                  First Financial Northwest, Inc.                                    35,765    560,795             0.0%
*                 First Foundation, Inc.                                              7,818    122,743             0.0%
#                 First Horizon National Corp.                                      360,615  6,617,285             0.3%
                  First Interstate BancSystem, Inc. Class A                          38,696  1,460,774             0.1%
                  First Merchants Corp.                                              71,810  2,971,498             0.1%
                  First Midwest Bancorp, Inc.                                       148,800  3,379,248             0.1%
#*                First NBC Bank Holding Co.                                         17,220     45,633             0.0%
*                 First Northwest Bancorp                                               793     13,053             0.0%
                  First of Long Island Corp. (The)                                   13,186    358,659             0.0%
                  First South Bancorp, Inc.                                           3,490     45,300             0.0%
*                 First United Corp.                                                  1,912     26,864             0.0%
                  FirstCash, Inc.                                                    83,455  4,335,487             0.2%
*                 Flagstar Bancorp, Inc.                                             54,290  1,587,440             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Financials -- (Continued)
                  Flushing Financial Corp.                                           76,944 $2,268,309             0.1%
                  FNB Corp.                                                         510,840  7,274,362             0.3%
*                 FNFV Group                                                          6,727     92,160             0.0%
                  Fulton Financial Corp.                                            353,155  6,515,710             0.2%
                  Gain Capital Holdings, Inc.                                        45,587    323,212             0.0%
#                 GAMCO Investors, Inc. Class A                                       4,608    132,250             0.0%
*                 Genworth Financial, Inc. Class A                                    6,100     24,644             0.0%
#                 German American Bancorp, Inc.                                      50,307  1,654,094             0.1%
#                 Glacier Bancorp, Inc.                                             134,100  4,529,898             0.2%
*                 Global Indemnity, Ltd.                                             23,351    946,883             0.0%
                  Great Southern Bancorp, Inc.                                       30,992  1,554,249             0.1%
#                 Great Western Bancorp, Inc.                                        19,797    815,636             0.0%
#*                Green Dot Corp. Class A                                            84,511  2,897,882             0.1%
#                 Greenhill & Co., Inc.                                               1,234     31,220             0.0%
#*                Greenlight Capital Re, Ltd. Class A                                51,099  1,101,183             0.0%
                  Guaranty Bancorp                                                   26,877    675,957             0.0%
                  Guaranty Federal Bancshares, Inc.                                   2,022     41,188             0.0%
*                 Hallmark Financial Services, Inc.                                  32,044    336,782             0.0%
                  Hancock Holding Co.                                               121,742  5,685,351             0.2%
                  Hanmi Financial Corp.                                              80,861  2,349,012             0.1%
                  Hanover Insurance Group, Inc. (The)                                50,999  4,501,682             0.2%
                  Hawthorn Bancshares, Inc.                                           1,955     36,950             0.0%
                  HCI Group, Inc.                                                    31,280  1,491,743             0.1%
                  Heartland Financial USA, Inc.                                      42,716  2,050,368             0.1%
                  Hennessy Advisors, Inc.                                             2,761     46,965             0.0%
                  Heritage Commerce Corp.                                            61,030    871,508             0.0%
                  Heritage Financial Corp.                                           39,658  1,046,971             0.0%
#                 Heritage Insurance Holdings, Inc.                                   8,516    103,044             0.0%
                  Hilltop Holdings, Inc.                                            197,180  5,483,576             0.2%
                  Hingham Institution for Savings                                       883    158,490             0.0%
*                 HMN Financial, Inc.                                                 2,746     47,780             0.0%
                  Home Bancorp, Inc.                                                  1,082     40,185             0.0%
#                 Home BancShares, Inc.                                             237,604  6,047,022             0.2%
*                 HomeStreet, Inc.                                                   28,015    728,390             0.0%
*                 HomeTrust Bancshares, Inc.                                          7,702    192,550             0.0%
                  Hope Bancorp, Inc.                                                309,896  5,674,196             0.2%
                  HopFed Bancorp, Inc.                                                5,577     82,261             0.0%
                  Horace Mann Educators Corp.                                        77,779  3,006,158             0.1%
                  Horizon Bancorp                                                    10,655    287,578             0.0%
                  Iberiabank Corp.                                                   62,928  4,993,337             0.2%
*                 Impac Mortgage Holdings, Inc.                                       1,592     22,766             0.0%
                  Independence Holding Co.                                           16,768    317,754             0.0%
                  Independent Bank Corp.(453836108)                                  43,062  2,725,825             0.1%
                  Independent Bank Corp.(453838609)                                  21,971    489,953             0.0%
                  Independent Bank Group, Inc.                                        5,125    308,269             0.0%
                  Infinity Property & Casualty Corp.                                 17,124  1,699,557             0.1%
#                 Interactive Brokers Group, Inc. Class A                           114,563  3,990,229             0.2%
                  International Bancshares Corp.                                    107,214  4,009,804             0.2%
*                 INTL. FCStone, Inc.                                                33,417  1,248,125             0.1%
                  Investar Holding Corp.                                                678     15,086             0.0%
                  Investment Technology Group, Inc.                                  62,138  1,237,168             0.1%
                  Investors Title Co.                                                 1,479    263,587             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Financials -- (Continued)
                  James River Group Holdings, Ltd.                                      257 $   11,195             0.0%
                  Janus Capital Group, Inc.                                         283,423  3,871,558             0.2%
*                 KCG Holdings, Inc. Class A                                         68,818  1,369,478             0.1%
                  Kearny Financial Corp.                                             84,846  1,238,752             0.1%
                  Kemper Corp.                                                       75,283  2,962,386             0.1%
                  Kentucky First Federal Bancorp                                      3,402     32,999             0.0%
                  Kingstone Cos., Inc.                                                3,965     59,277             0.0%
#*                Ladenburg Thalmann Financial Services, Inc.                        55,839    155,232             0.0%
#                 Lake Shore Bancorp, Inc.                                              338      5,371             0.0%
                  Lakeland Bancorp, Inc.                                             68,548  1,333,259             0.1%
                  Lakeland Financial Corp.                                           60,442  2,759,782             0.1%
                  Landmark Bancorp, Inc.                                              2,847     87,830             0.0%
                  LCNB Corp.                                                            700     15,505             0.0%
                  LegacyTexas Financial Group, Inc.                                  81,712  3,089,531             0.1%
                  Legg Mason, Inc.                                                   36,052  1,347,624             0.1%
*                 LendingTree, Inc.                                                  16,526  2,328,513             0.1%
                  LPL Financial Holdings, Inc.                                        9,991    420,022             0.0%
                  Macatawa Bank Corp.                                                51,255    490,510             0.0%
                  Mackinac Financial Corp.                                            7,750    115,475             0.0%
*                 Magyar Bancorp, Inc.                                                  809     10,299             0.0%
                  Maiden Holdings, Ltd.                                             109,686  1,354,622             0.1%
                  MainSource Financial Group, Inc.                                   45,798  1,566,292             0.1%
                  Manning & Napier, Inc.                                             12,695     73,631             0.0%
                  MarketAxess Holdings, Inc.                                         23,918  4,604,693             0.2%
                  Marlin Business Services Corp.                                     31,329    797,323             0.0%
                  MB Financial, Inc.                                                116,443  4,949,992             0.2%
*                 MBIA, Inc.                                                        195,999  1,646,392             0.1%
                  MBT Financial Corp.                                                 7,423     83,138             0.0%
                  Mercantile Bank Corp.                                              13,211    444,286             0.0%
                  Merchants Bancshares, Inc.                                         15,286    761,243             0.0%
#                 Mercury General Corp.                                              72,475  4,456,488             0.2%
                  Meridian Bancorp, Inc.                                             88,623  1,555,334             0.1%
                  Meta Financial Group, Inc.                                         11,924  1,012,348             0.0%
*                 MGIC Investment Corp.                                             216,764  2,284,693             0.1%
                  MidSouth Bancorp, Inc.                                             11,037    168,314             0.0%
                  MidWestOne Financial Group, Inc.                                    4,919    170,689             0.0%
                  Moelis & Co. Class A                                                7,077    259,726             0.0%
                  MutualFirst Financial, Inc.                                         5,957    196,283             0.0%
                  National Bank Holdings Corp. Class A                               38,446  1,213,740             0.1%
                  National Bankshares, Inc.                                             569     23,926             0.0%
*                 National Commerce Corp.                                               367     14,203             0.0%
                  National General Holdings Corp.                                    43,958    999,605             0.0%
                  National Security Group, Inc. (The)                                 1,000     15,530             0.0%
                  National Western Life Group, Inc. Class A                           1,800    551,232             0.0%
#*                Nationstar Mortgage Holdings, Inc.                                  1,385     22,312             0.0%
                  Navigators Group, Inc. (The)                                       46,470  2,511,703             0.1%
#                 NBT Bancorp, Inc.                                                  65,978  2,519,040             0.1%
                  Nelnet, Inc. Class A                                               59,149  2,662,296             0.1%
                  NewStar Financial, Inc.                                           110,612  1,187,973             0.0%
*                 Nicholas Financial, Inc.                                            9,480     94,610             0.0%
#*                Nicolet Bankshares, Inc.                                              200      9,860             0.0%
*                 NMI Holdings, Inc. Class A                                         16,916    196,226             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Financials -- (Continued)
                  Northeast Bancorp                                                     743 $   12,445             0.0%
                  Northfield Bancorp, Inc.                                           78,040  1,434,375             0.1%
                  Northrim BanCorp, Inc.                                              7,101    227,232             0.0%
                  Northwest Bancshares, Inc.                                        214,988  3,469,906             0.1%
                  Norwood Financial Corp.                                               633     23,541             0.0%
                  OceanFirst Financial Corp.                                         50,311  1,391,099             0.1%
#*                Ocwen Financial Corp.                                              62,166    142,360             0.0%
                  OFG Bancorp                                                        66,500    778,050             0.0%
                  Ohio Valley Banc Corp.                                                600     17,400             0.0%
                  Old Line Bancshares, Inc.                                           4,123    114,454             0.0%
                  Old National Bancorp.                                             173,449  2,913,943             0.1%
                  Old Second Bancorp, Inc.                                           10,484    125,808             0.0%
                  OM Asset Management P.L.C.                                         18,478    287,518             0.0%
                  OneBeacon Insurance Group, Ltd. Class A                            39,902    636,437             0.0%
                  Oppenheimer Holdings, Inc. Class A                                  8,285    143,331             0.0%
                  Opus Bank                                                          18,533    417,919             0.0%
                  Oritani Financial Corp.                                            82,720  1,402,104             0.1%
                  Pacific Continental Corp.                                          45,415  1,135,375             0.0%
#*                Pacific Mercantile Bancorp                                         29,836    231,229             0.0%
*                 Pacific Premier Bancorp, Inc.                                      30,843  1,127,312             0.0%
                  Park National Corp.                                                16,584  1,748,451             0.1%
                  Park Sterling Corp.                                                65,190    801,837             0.0%
                  Parke Bancorp, Inc.                                                   509     12,114             0.0%
                  Peapack Gladstone Financial Corp.                                   8,906    285,526             0.0%
                  Penns Woods Bancorp, Inc.                                           3,302    137,693             0.0%
*                 PennyMac Financial Services, Inc. Class A                           3,130     51,645             0.0%
                  People's United Financial, Inc.                                    40,474    707,081             0.0%
                  People's Utah Bancorp                                               2,673     70,567             0.0%
                  Peoples Bancorp of North Carolina, Inc.                               986     27,943             0.0%
                  Peoples Bancorp, Inc.                                              20,509    686,641             0.0%
*                 PHH Corp.                                                          59,302    764,996             0.0%
*                 PICO Holdings, Inc.                                                26,611    428,437             0.0%
#                 Pinnacle Financial Partners, Inc.                                  85,332  5,461,248             0.2%
                  Piper Jaffray Cos.                                                 17,595  1,101,447             0.0%
                  Popular, Inc.                                                      70,013  2,934,245             0.1%
*                 Porter Bancorp, Inc.                                                  857      8,750             0.0%
#*                PRA Group, Inc.                                                    75,583  2,433,773             0.1%
                  Preferred Bank                                                     13,114    694,911             0.0%
                  Premier Financial Bancorp, Inc.                                     8,114    173,883             0.0%
#                 Primerica, Inc.                                                    81,641  6,841,516             0.3%
                  PrivateBancorp, Inc.                                              127,334  7,356,085             0.3%
                  ProAssurance Corp.                                                 98,470  6,095,293             0.2%
                  Prosperity Bancshares, Inc.                                         8,768    589,210             0.0%
                  Provident Financial Holdings, Inc.                                  6,061    116,553             0.0%
                  Provident Financial Services, Inc.                                105,610  2,713,121             0.1%
                  Prudential Bancorp, Inc.                                            1,711     30,661             0.0%
                  Pzena Investment Management, Inc. Class A                          17,808    183,244             0.0%
                  QCR Holdings, Inc.                                                  3,248    148,109             0.0%
                  Radian Group, Inc.                                                324,032  5,469,660             0.2%
*                 Regional Management Corp.                                          10,466    207,541             0.0%
                  Renasant Corp.                                                     89,980  3,815,152             0.1%
                  Republic Bancorp, Inc. Class A                                     38,176  1,373,572             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Financials -- (Continued)
#*                Republic First Bancorp, Inc.                                       13,084 $  112,522             0.0%
                  Riverview Bancorp, Inc.                                             7,895     57,318             0.0%
#                 RLI Corp.                                                          70,858  4,054,495             0.2%
*                 Royal Bancshares of Pennsylvania, Inc. Class A                     13,432     57,489             0.0%
                  S&T Bancorp, Inc.                                                  62,285  2,239,769             0.1%
*                 Safeguard Scientifics, Inc.                                        55,775    708,343             0.0%
                  Safety Insurance Group, Inc.                                       35,435  2,565,494             0.1%
                  Salisbury Bancorp, Inc.                                               551     21,627             0.0%
                  Sandy Spring Bancorp, Inc.                                         56,056  2,424,422             0.1%
*                 Seacoast Banking Corp. of Florida                                  41,244    998,105             0.0%
*                 Security National Financial Corp. Class A                           3,323     23,427             0.0%
*                 Select Bancorp, Inc.                                                2,536     28,555             0.0%
#                 Selective Insurance Group, Inc.                                    89,345  4,717,416             0.2%
#                 ServisFirst Bancshares, Inc.                                       38,984  1,473,595             0.1%
                  Shore Bancshares, Inc.                                              1,596     26,478             0.0%
                  SI Financial Group, Inc.                                           34,659    518,152             0.0%
                  Siebert Financial Corp.                                             7,500     31,650             0.0%
                  Sierra Bancorp                                                     20,184    506,013             0.0%
                  Silvercrest Asset Management Group, Inc. Class A                    2,711     37,005             0.0%
                  Simmons First National Corp. Class A                               47,535  2,597,788             0.1%
                  South State Corp.                                                  44,862  3,954,585             0.2%
*                 Southern First Bancshares, Inc.                                     3,035    102,280             0.0%
                  Southern Missouri Bancorp, Inc.                                     2,222     73,993             0.0%
                  Southern National Bancorp of Virginia, Inc.                         1,542     28,080             0.0%
                  Southside Bancshares, Inc.                                         54,854  1,904,531             0.1%
                  Southwest Bancorp, Inc.                                            39,847  1,034,030             0.0%
                  Southwest Georgia Financial Corp.                                   1,439     27,658             0.0%
#                 State Auto Financial Corp.                                         35,880    964,096             0.0%
                  State Bank Financial Corp.                                         26,535    712,730             0.0%
                  State National Cos., Inc.                                          15,082    221,253             0.0%
#                 Sterling Bancorp                                                  292,357  6,797,300             0.3%
                  Stewart Information Services Corp.                                 48,701  2,310,375             0.1%
#*                Stifel Financial Corp.                                             65,436  3,197,857             0.1%
#                 Stock Yards Bancorp, Inc.                                          46,692  1,914,372             0.1%
                  Stonegate Bank                                                      5,188    238,129             0.0%
                  Summit Financial Group, Inc.                                        1,045     22,854             0.0%
                  Summit State Bank                                                   1,000     13,150             0.0%
                  Sun Bancorp, Inc.                                                  20,447    510,153             0.0%
#                 Sussex Bancorp                                                      1,111     28,664             0.0%
                  Synovus Financial Corp.                                            47,535  1,986,963             0.1%
                  TCF Financial Corp.                                               354,252  5,848,701             0.2%
                  Territorial Bancorp, Inc.                                          19,909    616,184             0.0%
#*                Texas Capital Bancshares, Inc.                                     73,398  5,585,588             0.2%
*                 TheStreet, Inc.                                                    24,496     20,822             0.0%
*                 Third Point Reinsurance, Ltd.                                      17,791    215,271             0.0%
                  Timberland Bancorp, Inc.                                            7,280    161,398             0.0%
                  Tiptree, Inc.                                                      58,786    414,441             0.0%
                  Tompkins Financial Corp.                                           26,932  2,226,468             0.1%
                  Towne Bank                                                         72,517  2,353,177             0.1%
                  Trico Bancshares                                                   34,902  1,237,625             0.1%
*                 TriState Capital Holdings, Inc.                                    13,655    340,010             0.0%
                  TrustCo Bank Corp. NY                                             190,828  1,517,083             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Financials -- (Continued)
                  Trustmark Corp.                                                   123,828 $  4,113,566             0.2%
                  UMB Financial Corp.                                                77,529    5,620,077             0.2%
                  Umpqua Holdings Corp.                                              85,078    1,503,328             0.1%
*                 Unico American Corp.                                                4,300       44,075             0.0%
                  Union Bankshares Corp.                                             91,372    3,128,577             0.1%
                  United Bancshares, Inc.                                               110        2,398             0.0%
#                 United Bankshares, Inc.                                           162,418    6,480,478             0.2%
                  United Community Banks, Inc.                                       84,057    2,298,959             0.1%
                  United Community Financial Corp.                                   42,969      366,955             0.0%
                  United Financial Bancorp, Inc.                                    147,770    2,551,988             0.1%
                  United Fire Group, Inc.                                            39,695    1,746,580             0.1%
#                 United Insurance Holdings Corp.                                    43,048      656,912             0.0%
*                 United Security Bancshares                                          7,256       60,588             0.0%
                  Unity Bancorp, Inc.                                                 7,598      124,227             0.0%
                  Universal Insurance Holdings, Inc.                                 95,055    2,476,183             0.1%
                  Univest Corp. of Pennsylvania                                      36,990    1,120,797             0.0%
                  Validus Holdings, Ltd.                                              8,280      457,718             0.0%
                  Valley National Bancorp                                           555,117    6,528,176             0.2%
                  Value Line, Inc.                                                    4,136       72,297             0.0%
*                 Veritex Holdings, Inc.                                              1,485       40,006             0.0%
#                 Virtu Financial, Inc. Class A                                       5,767       88,812             0.0%
                  Virtus Investment Partners, Inc.                                   17,440    1,855,616             0.1%
#*                Walker & Dunlop, Inc.                                              57,225    2,566,541             0.1%
                  Washington Federal, Inc.                                          213,015    7,178,605             0.3%
                  Washington Trust Bancorp, Inc.                                     37,710    1,855,332             0.1%
                  WashingtonFirst Bankshares, Inc.                                      958       26,949             0.0%
                  Waterstone Financial, Inc.                                         81,881    1,555,739             0.1%
                  Wayne Savings Bancshares, Inc.                                        132        2,406             0.0%
#                 Webster Financial Corp.                                           144,207    7,327,158             0.3%
                  WesBanco, Inc.                                                     73,627    2,931,091             0.1%
                  West Bancorporation, Inc.                                          44,360    1,033,588             0.0%
#                 Westamerica Bancorporation                                         36,473    2,006,744             0.1%
*                 Western Alliance Bancorp                                          103,252    4,945,771             0.2%
                  Western New England Bancorp, Inc.                                  36,810      386,505             0.0%
                  Westwood Holdings Group, Inc.                                      16,009      893,302             0.0%
                  Wintrust Financial Corp.                                           82,462    5,843,257             0.2%
#                 WisdomTree Investments, Inc.                                      126,705    1,057,987             0.0%
#*                World Acceptance Corp.                                             21,517    1,138,249             0.0%
                  WSFS Financial Corp.                                               31,126    1,469,147             0.1%
                  WVS Financial Corp.                                                   700       10,675             0.0%
*                 Xenith Bankshares, Inc.                                               458       12,375             0.0%
                                                                                            ------------ ---------------
Total Financials                                                                             580,460,385            21.6%
                                                                                            ------------ ---------------
Health Care -- (6.6%)
                  Abaxis, Inc.                                                       20,277      913,073             0.0%
*                 Accuray, Inc.                                                      66,156      301,010             0.0%
                  Aceto Corp.                                                        70,011    1,109,674             0.0%
#*                Acorda Therapeutics, Inc.                                          18,229      294,398             0.0%
#*                Adamas Pharmaceuticals, Inc.                                        2,588       42,391             0.0%
#*                Adcare Health Systems, Inc.                                         1,300        1,365             0.0%
*                 Addus HomeCare Corp.                                               26,657      905,005             0.0%
#*                Akorn, Inc.                                                        45,613    1,525,755             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Health Care -- (Continued)
#*                Albany Molecular Research, Inc.                                    84,130 $1,346,921             0.1%
#*                Alere, Inc.                                                        40,491  1,990,942             0.1%
*                 Alliance HealthCare Services, Inc.                                  8,794    115,201             0.0%
#*                Allscripts Healthcare Solutions, Inc.                             289,845  3,469,445             0.1%
*                 Almost Family, Inc.                                                26,355  1,308,526             0.1%
*                 AMAG Pharmaceuticals, Inc.                                         18,629    454,548             0.0%
#*                Amedisys, Inc.                                                     65,617  3,556,441             0.1%
#*                AMN Healthcare Services, Inc.                                      86,819  3,546,556             0.1%
#*                Amphastar Pharmaceuticals, Inc.                                    40,423    610,387             0.0%
                  Analogic Corp.                                                     19,018  1,366,443             0.1%
*                 AngioDynamics, Inc.                                                56,468    876,383             0.0%
#*                ANI Pharmaceuticals, Inc.                                           6,146    332,622             0.0%
#*                Anika Therapeutics, Inc.                                           42,109  1,942,488             0.1%
*                 Aptevo Therapeutics, Inc.                                          35,902     71,804             0.0%
#*                Aralez Pharmaceuticals, Inc.                                       18,855     30,357             0.0%
#*                Aratana Therapeutics, Inc.                                          2,493     15,457             0.0%
*                 Assembly Biosciences, Inc.                                          2,702     63,848             0.0%
#*                Atara Biotherapeutics, Inc.                                         3,802     65,014             0.0%
                  Atrion Corp.                                                        3,399  1,757,623             0.1%
#*                BioScrip, Inc.                                                      5,314      8,077             0.0%
*                 BioSpecifics Technologies Corp.                                    14,042    796,603             0.0%
*                 BioTelemetry, Inc.                                                102,457  3,370,835             0.1%
*                 Bovie Medical Corp.                                                18,586     50,182             0.0%
#*                Brookdale Senior Living, Inc.                                     138,200  1,795,218             0.1%
#*                Cambrex Corp.                                                      72,842  4,323,173             0.2%
                  Cantel Medical Corp.                                               83,217  6,192,177             0.2%
#*                Capital Senior Living Corp.                                        75,382  1,053,087             0.0%
#*                Cascadian Therapeutics, Inc.                                        2,700     11,475             0.0%
#*                Celldex Therapeutics, Inc.                                         74,811    249,121             0.0%
*                 Centene Corp.                                                       4,125    306,900             0.0%
*                 Charles River Laboratories International, Inc.                     50,925  4,567,972             0.2%
#                 Chemed Corp.                                                       24,202  4,873,799             0.2%
#*                Chimerix, Inc.                                                     54,820    327,824             0.0%
#                 Computer Programs & Systems, Inc.                                  14,301    392,562             0.0%
*                 Concert Pharmaceuticals, Inc.                                      20,014    317,622             0.0%
                  CONMED Corp.                                                       47,238  2,322,220             0.1%
*                 CorVel Corp.                                                       44,234  1,968,413             0.1%
*                 Cross Country Healthcare, Inc.                                     43,807    611,984             0.0%
*                 CryoLife, Inc.                                                    100,124  1,817,251             0.1%
*                 Cumberland Pharmaceuticals, Inc.                                   38,108    222,170             0.0%
*                 Cutera, Inc.                                                       35,410    692,266             0.0%
#*                Cyclacel Pharmaceuticals, Inc.                                      1,633      8,818             0.0%
*                 Cytokinetics, Inc.                                                  2,506     41,098             0.0%
#*                Depomed, Inc.                                                      18,828    225,748             0.0%
#*                Dicerna Pharmaceuticals, Inc.                                       5,800     19,314             0.0%
                  Digirad Corp.                                                      40,501    190,355             0.0%
*                 Electromed, Inc.                                                    5,621     26,868             0.0%
#*                Emergent BioSolutions, Inc.                                        69,905  2,090,859             0.1%
*                 Enanta Pharmaceuticals, Inc.                                       24,098    765,112             0.0%
*                 Endo International P.L.C.                                           1,085     12,336             0.0%
                  Ensign Group, Inc. (The)                                           77,518  1,391,448             0.1%
*                 Enzo Biochem, Inc.                                                102,333    900,530             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Health Care -- (Continued)
*                 Esperion Therapeutics, Inc.                                        16,863 $  602,852             0.0%
*                 Exactech, Inc.                                                     29,129    863,675             0.0%
*                 Five Prime Therapeutics, Inc.                                      16,278    567,451             0.0%
*                 Five Star Senior Living, Inc.                                      12,745     24,216             0.0%
#*                Fluidigm Corp.                                                     19,828     97,950             0.0%
*                 FONAR Corp.                                                           620     11,873             0.0%
#*                Genocea Biosciences, Inc.                                          25,150    160,709             0.0%
#*                Globus Medical, Inc. Class A                                       89,298  2,708,408             0.1%
*                 Haemonetics Corp.                                                  60,790  2,545,885             0.1%
#*                Halyard Health, Inc.                                               78,535  3,102,132             0.1%
*                 Harvard Bioscience, Inc.                                           53,876    129,302             0.0%
#*                HealthEquity, Inc.                                                 23,878  1,086,927             0.0%
#*                HealthStream, Inc.                                                 59,755  1,660,591             0.1%
#*                Heska Corp.                                                        12,311  1,332,666             0.1%
                  Hill-Rom Holdings, Inc.                                            87,296  6,603,069             0.3%
*                 HMS Holdings Corp.                                                 80,062  1,638,869             0.1%
#*                Horizon Pharma P.L.C.                                                 741     11,397             0.0%
*                 Icad, Inc.                                                          2,400     13,416             0.0%
*                 ICU Medical, Inc.                                                  24,253  3,730,111             0.1%
#*                Ignyta, Inc.                                                        2,777     24,576             0.0%
#*                Impax Laboratories, Inc.                                          106,850  1,501,243             0.1%
#*                INC Research Holdings, Inc. Class A                                35,932  1,616,940             0.1%
*                 InfuSystem Holdings, Inc.                                           3,700      7,585             0.0%
*                 Inogen, Inc.                                                       10,556    874,987             0.0%
#*                Inovio Pharmaceuticals, Inc.                                       12,483     78,518             0.0%
#*                Insys Therapeutics, Inc.                                           34,000    382,500             0.0%
*                 Integer Holdings Corp.                                             61,421  2,257,222             0.1%
#*                Integra LifeSciences Holdings Corp.                               114,238  5,251,521             0.2%
#*                Intra-Cellular Therapies, Inc.                                        846     11,692             0.0%
#                 Invacare Corp.                                                     19,036    279,829             0.0%
*                 IRIDEX Corp.                                                       11,951    136,241             0.0%
#*                K2M Group Holdings, Inc.                                            5,602    124,084             0.0%
*                 Karyopharm Therapeutics, Inc.                                       4,488     45,867             0.0%
                  Kewaunee Scientific Corp.                                           2,424     56,358             0.0%
#*                Kindred Biosciences, Inc.                                          58,443    406,179             0.0%
                  Kindred Healthcare, Inc.                                           93,192    894,643             0.0%
                  Landauer, Inc.                                                     13,898    731,035             0.0%
#*                Lannett Co., Inc.                                                  69,926  1,818,076             0.1%
*                 Lantheus Holdings, Inc.                                            15,730    204,490             0.0%
                  LeMaitre Vascular, Inc.                                            68,787  2,046,413             0.1%
*                 LHC Group, Inc.                                                    30,542  1,652,322             0.1%
*                 LifePoint Health, Inc.                                             76,452  4,751,492             0.2%
#*                Ligand Pharmaceuticals, Inc.                                       21,940  2,439,070             0.1%
#*                Lipocine, Inc.                                                     22,750     96,460             0.0%
*                 LivaNova P.L.C.                                                    26,150  1,378,105             0.1%
                  Luminex Corp.                                                      35,401    666,601             0.0%
#*                MacroGenics, Inc.                                                   3,826     82,680             0.0%
*                 Magellan Health, Inc.                                              46,779  3,218,395             0.1%
*                 Masimo Corp.                                                       68,195  7,006,354             0.3%
#*                Medicines Co. (The)                                                98,222  4,844,309             0.2%
*                 MediciNova, Inc.                                                    5,357     30,803             0.0%
#                 Meridian Bioscience, Inc.                                          64,370    952,676             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Health Care -- (Continued)
*                 Merit Medical Systems, Inc.                                        73,976 $2,492,991             0.1%
*                 Micron Solutions, Inc.                                              6,700     26,398             0.0%
#*                Mirati Therapeutics, Inc.                                           1,969      8,959             0.0%
*                 Misonix, Inc.                                                       1,809     20,261             0.0%
#*                Molina Healthcare, Inc.                                            83,231  4,144,071             0.2%
#*                Myriad Genetics, Inc.                                             100,045  1,839,828             0.1%
                  National HealthCare Corp.                                          23,552  1,752,740             0.1%
                  National Research Corp. Class A                                    35,889    890,047             0.0%
                  National Research Corp. Class B                                     5,881    248,061             0.0%
#*                Natus Medical, Inc.                                                81,179  2,841,265             0.1%
*                 Neogen Corp.                                                       38,367  2,391,415             0.1%
#*                NeoGenomics, Inc.                                                  11,713     88,433             0.0%
*                 NuVasive, Inc.                                                     68,798  4,988,543             0.2%
*                 Nuvectra Corp.                                                     26,673    218,185             0.0%
*                 Omnicell, Inc.                                                     93,919  3,888,247             0.1%
#*                OraSure Technologies, Inc.                                        184,502  2,418,821             0.1%
*                 Orthofix International NV                                          33,375  1,319,981             0.1%
#*                Otonomy, Inc.                                                      10,780    143,913             0.0%
#                 Owens & Minor, Inc.                                               112,431  3,895,734             0.2%
*                 PAREXEL International Corp.                                        71,310  4,551,717             0.2%
#                 PDL BioPharma, Inc.                                               116,390    261,878             0.0%
#*                Pfenex, Inc.                                                        3,793     18,244             0.0%
*                 PharMerica Corp.                                                   58,383  1,377,839             0.1%
                  Phibro Animal Health Corp. Class A                                  1,500     44,625             0.0%
*                 Prestige Brands Holdings, Inc.                                    110,081  6,319,750             0.2%
*                 Providence Service Corp. (The)                                     33,131  1,457,764             0.1%
                  Psychemedics Corp.                                                  2,007     38,273             0.0%
#*                PTC Therapeutics, Inc.                                             31,950    388,193             0.0%
*                 Quality Systems, Inc.                                              13,650    194,649             0.0%
*                 Quidel Corp.                                                       56,818  1,373,291             0.1%
*                 RadNet, Inc.                                                       84,515    511,316             0.0%
#*                Recro Pharma, Inc.                                                  5,097     40,674             0.0%
#*                Repligen Corp.                                                     70,302  2,586,411             0.1%
#*                Retrophin, Inc.                                                    23,320    456,839             0.0%
*                 RTI Surgical, Inc.                                                 93,557    378,906             0.0%
#*                Sangamo Therapeutics, Inc.                                         46,998    225,590             0.0%
*                 SciClone Pharmaceuticals, Inc.                                    158,494  1,529,467             0.1%
*                 SeaSpine Holdings Corp.                                            16,173    129,546             0.0%
*                 Select Medical Holdings Corp.                                     206,482  2,839,128             0.1%
#                 Simulations Plus, Inc.                                             10,758    125,869             0.0%
                  Span-America Medical Systems, Inc.                                  4,927    107,310             0.0%
#*                Spectrum Pharmaceuticals, Inc.                                    103,548    788,000             0.0%
#*                Stemline Therapeutics, Inc.                                         2,392     21,289             0.0%
#*                Sucampo Pharmaceuticals, Inc. Class A                              75,297    764,265             0.0%
*                 Supernus Pharmaceuticals, Inc.                                     28,472    928,187             0.0%
*                 Surmodics, Inc.                                                    41,881    956,981             0.0%
*                 Tetraphase Pharmaceuticals, Inc.                                   21,625    171,486             0.0%
#*                Tivity Health, Inc.                                                75,463  2,535,557             0.1%
*                 Trevena, Inc.                                                      38,971    127,435             0.0%
*                 Triple-S Management Corp. Class B                                  36,746    665,103             0.0%
                  UnitedHealth Group, Inc.                                            6,443  1,126,752             0.0%
                  US Physical Therapy, Inc.                                          29,093  1,908,501             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Health Care -- (Continued)
                  Utah Medical Products, Inc.                                         9,041 $    565,967             0.0%
#*                Wright Medical Group NV                                             5,877      178,602             0.0%
*                 Zafgen, Inc.                                                        8,660       42,261             0.0%
#*                Zogenix, Inc.                                                      29,329      322,619             0.0%
                                                                                            ------------ ---------------
Total Health Care                                                                            212,396,036             7.9%
                                                                                            ------------ ---------------
Industrials -- (16.4%)
                  AAON, Inc.                                                        102,100    3,741,965             0.1%
                  AAR Corp.                                                          58,300    2,098,217             0.1%
                  ABM Industries, Inc.                                              105,080    4,538,405             0.2%
*                 Acacia Research Corp.                                              55,878      304,535             0.0%
*                 ACCO Brands Corp.                                                 179,644    2,559,927             0.1%
                  Acme United Corp.                                                   9,389      272,281             0.0%
#                 Actuant Corp. Class A                                              92,351    2,521,182             0.1%
#*                Advisory Board Co. (The)                                           32,226    1,646,749             0.1%
*                 Aegion Corp.                                                       68,967    1,573,827             0.1%
*                 Aerojet Rocketdyne Holdings, Inc.                                 106,243    2,380,906             0.1%
#*                Aerovironment, Inc.                                                44,904    1,282,907             0.1%
#                 Air Lease Corp.                                                   102,653    3,915,185             0.2%
*                 Air Transport Services Group, Inc.                                125,749    2,312,524             0.1%
                  Alamo Group, Inc.                                                  26,675    2,108,926             0.1%
                  Albany International Corp. Class A                                 47,610    2,320,988             0.1%
                  Allegiant Travel Co.                                               23,905    3,475,787             0.1%
                  Allied Motion Technologies, Inc.                                   22,886      518,139             0.0%
                  Altra Industrial Motion Corp.                                      65,936    2,911,074             0.1%
                  AMERCO                                                             14,826    5,551,744             0.2%
*                 Ameresco, Inc. Class A                                              2,347       15,138             0.0%
#                 American Railcar Industries, Inc.                                  53,313    2,236,480             0.1%
*                 American Woodmark Corp.                                            32,851    3,019,007             0.1%
*                 AMREP Corp.                                                         2,776       16,684             0.0%
#                 Apogee Enterprises, Inc.                                           71,177    3,879,147             0.1%
                  Applied Industrial Technologies, Inc.                              61,312    3,923,968             0.2%
*                 ARC Document Solutions, Inc.                                       50,518      185,906             0.0%
                  ArcBest Corp.                                                      49,492    1,309,063             0.1%
                  Argan, Inc.                                                        35,728    2,388,417             0.1%
*                 Armstrong Flooring, Inc.                                           40,587      778,865             0.0%
*                 Armstrong World Industries, Inc.                                   64,806    3,029,681             0.1%
*                 Arotech Corp.                                                       4,464       14,285             0.0%
                  Astec Industries, Inc.                                             37,599    2,381,897             0.1%
*                 Astronics Corp.                                                    30,147      980,079             0.0%
#*                Astronics Corp. Class B                                             3,707      120,144             0.0%
*                 Atlas Air Worldwide Holdings, Inc.                                 35,913    2,082,954             0.1%
#*                Axon Enterprise, Inc.                                             117,616    2,891,001             0.1%
                  AZZ, Inc.                                                          40,206    2,374,164             0.1%
*                 Babcock & Wilcox Enterprises, Inc.                                 20,013      187,522             0.0%
                  Barnes Group, Inc.                                                 88,315    4,854,676             0.2%
                  Barrett Business Services, Inc.                                    10,721      618,173             0.0%
*                 Beacon Roofing Supply, Inc.                                        93,437    4,631,672             0.2%
#*                Blue Bird Corp.                                                     1,799       33,461             0.0%
*                 BlueLinx Holdings, Inc.                                             4,270       46,628             0.0%
*                 BMC Stock Holdings, Inc.                                           11,513      268,253             0.0%
                  Brady Corp. Class A                                                53,643    2,089,395             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Industrials -- (Continued)
                  Briggs & Stratton Corp.                                            78,708 $1,966,913             0.1%
                  Brink's Co. (The)                                                  60,744  3,729,682             0.1%
*                 Builders FirstSource, Inc.                                        115,936  1,856,135             0.1%
                  BWX Technologies, Inc.                                            102,985  5,063,772             0.2%
*                 CAI International, Inc.                                            29,554    609,403             0.0%
*                 Casella Waste Systems, Inc. Class A                               114,567  1,724,233             0.1%
*                 CBIZ, Inc.                                                        126,222  1,987,997             0.1%
*                 CDI Corp.                                                          20,169    164,377             0.0%
                  CECO Environmental Corp.                                           40,059    452,266             0.0%
#                 Celadon Group, Inc.                                                72,733    287,295             0.0%
#*                Cenveo, Inc.                                                        1,680      7,459             0.0%
*                 Chart Industries, Inc.                                             61,983  2,262,999             0.1%
                  Chicago Bridge & Iron Co. NV                                       89,401  2,689,182             0.1%
                  Chicago Rivet & Machine Co.                                           841     34,843             0.0%
                  CIRCOR International, Inc.                                         26,616  1,775,553             0.1%
#*                Clean Harbors, Inc.                                                71,561  4,158,410             0.2%
                  Columbus McKinnon Corp.                                            45,359  1,185,231             0.0%
                  Comfort Systems USA, Inc.                                          81,966  3,008,152             0.1%
*                 Command Security Corp.                                             11,180     28,285             0.0%
*                 Commercial Vehicle Group, Inc.                                     24,066    213,947             0.0%
                  CompX International, Inc.                                           2,107     31,394             0.0%
*                 Continental Building Products, Inc.                                37,208    906,015             0.0%
*                 Continental Materials Corp.                                           135      2,977             0.0%
                  Copa Holdings SA Class A                                           45,699  5,320,278             0.2%
#                 Covanta Holding Corp.                                             196,365  2,857,111             0.1%
*                 Covenant Transportation Group, Inc. Class A                        33,399    625,563             0.0%
*                 CPI Aerostructures, Inc.                                           13,626     84,481             0.0%
                  CRA International, Inc.                                            17,295    656,172             0.0%
                  Crane Co.                                                          46,833  3,742,425             0.1%
*                 CSW Industrials, Inc.                                                 518     18,337             0.0%
                  Cubic Corp.                                                        38,638  2,005,312             0.1%
                  Curtiss-Wright Corp.                                               57,577  5,381,146             0.2%
#                 Deluxe Corp.                                                       66,377  4,773,170             0.2%
*                 DigitalGlobe, Inc.                                                 75,202  2,421,504             0.1%
                  DMC Global, Inc.                                                   21,362    326,839             0.0%
                  Douglas Dynamics, Inc.                                             67,222  2,144,382             0.1%
*                 Ducommun, Inc.                                                     18,475    542,980             0.0%
*                 DXP Enterprises, Inc.                                              32,415  1,182,499             0.0%
#*                Dycom Industries, Inc.                                             72,056  7,613,437             0.3%
                  Eastern Co. (The)                                                   4,559    126,056             0.0%
#*                Echo Global Logistics, Inc.                                        43,756    820,425             0.0%
                  Ecology and Environment, Inc. Class A                                 920      9,844             0.0%
                  EMCOR Group, Inc.                                                  92,777  6,099,160             0.2%
                  Encore Wire Corp.                                                  41,411  1,830,366             0.1%
                  EnerSys                                                            68,976  5,732,595             0.2%
*                 Engility Holdings, Inc.                                            44,886  1,272,518             0.1%
                  Ennis, Inc.                                                        59,205  1,042,008             0.0%
                  EnPro Industries, Inc.                                             41,842  2,956,137             0.1%
#                 EnviroStar, Inc.                                                      837     19,795             0.0%
                  ESCO Technologies, Inc.                                            41,752  2,457,105             0.1%
                  Espey Manufacturing & Electronics Corp.                             5,593    130,149             0.0%
                  Essendant, Inc.                                                    57,230    955,741             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Industrials -- (Continued)
*                 Esterline Technologies Corp.                                       42,407 $3,878,120             0.1%
#*                ExOne Co. (The)                                                     1,980     19,978             0.0%
                  Exponent, Inc.                                                     41,202  2,519,502             0.1%
                  Federal Signal Corp.                                              148,867  2,323,814             0.1%
                  Forward Air Corp.                                                  44,670  2,375,104             0.1%
*                 Franklin Covey Co.                                                 41,960    891,650             0.0%
                  Franklin Electric Co., Inc.                                        68,182  2,802,280             0.1%
                  FreightCar America, Inc.                                           22,252    290,611             0.0%
*                 FTI Consulting, Inc.                                               77,880  2,693,869             0.1%
#*                FuelCell Energy, Inc.                                              14,921     17,159             0.0%
#                 GATX Corp.                                                         48,828  2,924,797             0.1%
*                 Gencor Industries, Inc.                                            16,411    272,423             0.0%
*                 Generac Holdings, Inc.                                             73,085  2,570,399             0.1%
#                 General Cable Corp.                                                46,818    842,724             0.0%
*                 Gibraltar Industries, Inc.                                         65,935  2,587,949             0.1%
                  Global Brass & Copper Holdings, Inc.                               52,714  1,879,254             0.1%
#*                Goldfield Corp. (The)                                              83,139    453,108             0.0%
                  Gorman-Rupp Co. (The)                                              61,648  1,764,366             0.1%
*                 GP Strategies Corp.                                                48,022  1,301,396             0.1%
                  Graham Corp.                                                       21,340    470,974             0.0%
                  Granite Construction, Inc.                                         61,471  3,240,136             0.1%
*                 Great Lakes Dredge & Dock Corp.                                   100,576    457,621             0.0%
#                 Greenbrier Cos., Inc. (The)                                        56,814  2,468,568             0.1%
                  Griffon Corp.                                                      91,355  2,192,520             0.1%
                  H&E Equipment Services, Inc.                                       88,736  1,874,104             0.1%
                  Hardinge, Inc.                                                     20,012    210,126             0.0%
*                 Harsco Corp.                                                       50,987    665,380             0.0%
#*                Hawaiian Holdings, Inc.                                           116,041  6,301,026             0.2%
*                 HC2 Holdings, Inc.                                                  4,201     24,534             0.0%
#                 Healthcare Services Group, Inc.                                    58,187  2,671,365             0.1%
#                 Heartland Express, Inc.                                           118,127  2,376,715             0.1%
#                 HEICO Corp.                                                        39,349  2,796,516             0.1%
                  HEICO Corp. Class A                                                53,649  3,288,668             0.1%
                  Heidrick & Struggles International, Inc.                           42,264    908,676             0.0%
*                 Herc Holdings, Inc.                                                14,806    673,229             0.0%
*                 Heritage-Crystal Clean, Inc.                                        2,793     42,035             0.0%
                  Herman Miller, Inc.                                                84,012  2,780,797             0.1%
*                 Hill International, Inc.                                           20,536     83,171             0.0%
                  Hillenbrand, Inc.                                                  77,974  2,877,241             0.1%
#                 HNI Corp.                                                          49,554  2,317,145             0.1%
                  Houston Wire & Cable Co.                                            9,073     56,706             0.0%
*                 Hub Group, Inc. Class A                                            59,170  2,316,506             0.1%
                  Hudson Global, Inc.                                                18,612     26,150             0.0%
#*                Hudson Technologies, Inc.                                         137,273    974,638             0.0%
                  Hurco Cos., Inc.                                                   16,988    492,652             0.0%
*                 Huron Consulting Group, Inc.                                       35,585  1,583,533             0.1%
                  Hyster-Yale Materials Handling, Inc.                               20,138  1,210,495             0.1%
*                 ICF International, Inc.                                            50,356  2,223,217             0.1%
*                 IES Holdings, Inc.                                                 30,715    614,300             0.0%
*                 InnerWorkings, Inc.                                               166,413  1,762,314             0.1%
*                 Innovative Solutions & Support, Inc.                               19,757     69,742             0.0%
                  Insperity, Inc.                                                    28,515  2,604,845             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Industrials -- (Continued)
                  Insteel Industries, Inc.                                           58,832 $2,047,942             0.1%
                  Interface, Inc.                                                   122,955  2,446,805             0.1%
#*                Intersections, Inc.                                                 8,087     39,626             0.0%
                  ITT, Inc.                                                          16,509    695,524             0.0%
                  John Bean Technologies Corp.                                       62,171  5,511,459             0.2%
                  Kadant, Inc.                                                       23,091  1,435,106             0.1%
                  Kaman Corp.                                                        39,567  1,899,612             0.1%
#                 KBR, Inc.                                                         172,901  2,429,259             0.1%
                  Kelly Services, Inc. Class A                                       38,362    856,240             0.0%
                  Kennametal, Inc.                                                  129,752  5,395,088             0.2%
*                 Key Technology, Inc.                                               11,605    151,329             0.0%
#*                KEYW Holding Corp. (The)                                           16,940    160,761             0.0%
                  Kforce, Inc.                                                       92,120  2,091,124             0.1%
                  Kimball International, Inc. Class B                               105,582  1,876,192             0.1%
#*                Kirby Corp.                                                        75,763  5,348,868             0.2%
*                 KLX, Inc.                                                          81,981  3,877,701             0.1%
#                 Knight Transportation, Inc.                                       148,455  5,092,006             0.2%
                  Knoll, Inc.                                                        61,882  1,482,693             0.1%
                  Korn/Ferry International                                           90,015  2,916,486             0.1%
#*                Kratos Defense & Security Solutions, Inc.                         118,570    903,503             0.0%
                  Landstar System, Inc.                                              61,903  5,289,611             0.2%
*                 Lawson Products, Inc.                                              15,368    349,622             0.0%
*                 Layne Christensen Co.                                              10,704     85,311             0.0%
                  LB Foster Co. Class A                                              11,555    164,081             0.0%
                  Lindsay Corp.                                                      14,054  1,220,730             0.1%
*                 LMI Aerospace, Inc.                                                 7,260    100,696             0.0%
                  LS Starrett Co. (The) Class A                                       5,520     54,096             0.0%
                  LSC Communications, Inc.                                            9,131    236,219             0.0%
                  LSI Industries, Inc.                                               59,982    544,037             0.0%
*                 Lydall, Inc.                                                       40,300  2,111,720             0.1%
#*                Manitowoc Co., Inc. (The)                                         250,889  1,497,807             0.1%
                  Marten Transport, Ltd.                                             79,149  1,962,895             0.1%
*                 MasTec, Inc.                                                      126,820  5,599,103             0.2%
                  Matson, Inc.                                                       67,701  2,146,122             0.1%
                  Matthews International Corp. Class A                               50,900  3,489,195             0.1%
                  McGrath RentCorp                                                   35,076  1,220,996             0.1%
#*                Mercury Systems, Inc.                                              64,744  2,420,131             0.1%
#*                Meritor, Inc.                                                     135,485  2,412,988             0.1%
                  Miller Industries, Inc.                                            28,045    712,343             0.0%
*                 Mistras Group, Inc.                                                42,065    946,463             0.0%
                  Mobile Mini, Inc.                                                  73,422  2,107,211             0.1%
*                 Moog, Inc. Class A                                                 39,951  2,742,636             0.1%
*                 Moog, Inc. Class B                                                    488     33,916             0.0%
*                 MRC Global, Inc.                                                  207,829  3,788,723             0.1%
                  MSA Safety, Inc.                                                   44,387  3,455,528             0.1%
                  Mueller Industries, Inc.                                           93,865  3,007,435             0.1%
                  Mueller Water Products, Inc. Class A                              338,480  3,807,900             0.1%
#                 Multi-Color Corp.                                                  32,495  2,495,616             0.1%
*                 MYR Group, Inc.                                                    49,036  2,072,261             0.1%
                  National Presto Industries, Inc.                                    9,004    939,567             0.0%
*                 Navigant Consulting, Inc.                                          83,387  1,998,786             0.1%
#*                Navistar International Corp.                                       58,237  1,567,158             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Industrials -- (Continued)
*                 NCI Building Systems, Inc.                                         22,385 $  391,738             0.0%
*                 Neff Corp. Class A                                                  8,551    150,498             0.0%
*                 NL Industries, Inc.                                               100,439    813,556             0.0%
                  NN, Inc.                                                           51,813  1,430,039             0.1%
*                 Northwest Pipe Co.                                                 19,996    280,144             0.0%
*                 NOW, Inc.                                                         166,866  2,838,391             0.1%
#*                NV5 Global, Inc.                                                   18,128    701,554             0.0%
                  Omega Flex, Inc.                                                   20,621  1,158,282             0.0%
*                 On Assignment, Inc.                                               101,799  5,270,134             0.2%
                  Orbital ATK, Inc.                                                   9,226    913,374             0.0%
*                 Orion Group Holdings, Inc.                                         28,754    217,093             0.0%
                  Oshkosh Corp.                                                      31,021  2,152,547             0.1%
*                 PAM Transportation Services, Inc.                                   9,811    184,152             0.0%
                  Park-Ohio Holdings Corp.                                           33,070  1,301,305             0.1%
*                 Patrick Industries, Inc.                                           34,912  2,480,498             0.1%
*                 Patriot Transportation Holding, Inc.                                5,218    108,482             0.0%
*                 Perma-Pipe International Holdings, Inc.                            11,947     96,173             0.0%
*                 PGT Innovations, Inc.                                             141,744  1,545,010             0.1%
*                 Ply Gem Holdings, Inc.                                             33,894    652,460             0.0%
                  Powell Industries, Inc.                                            17,421    600,850             0.0%
#*                Power Solutions International, Inc.                                   464      3,944             0.0%
                  Preformed Line Products Co.                                         4,200    222,306             0.0%
                  Primoris Services Corp.                                            84,394  1,938,530             0.1%
                  Quad/Graphics, Inc.                                                24,907    654,058             0.0%
                  Quanex Building Products Corp.                                     63,338  1,292,095             0.1%
*                 Radiant Logistics, Inc.                                            30,677    184,062             0.0%
                  Raven Industries, Inc.                                             73,896  2,290,776             0.1%
#*                RBC Bearings, Inc.                                                 30,823  3,091,547             0.1%
*                 RCM Technologies, Inc.                                             22,513    107,162             0.0%
                  Regal Beloit Corp.                                                 76,789  6,054,813             0.2%
                  Resources Connection, Inc.                                         87,010  1,209,439             0.0%
*                 Rexnord Corp.                                                      86,966  2,121,970             0.1%
*                 Roadrunner Transportation Systems, Inc.                            16,892    113,514             0.0%
*                 RPX Corp.                                                          51,082    655,893             0.0%
#                 RR Donnelley & Sons Co.                                            24,351    306,092             0.0%
*                 Rush Enterprises, Inc. Class A                                     46,147  1,742,049             0.1%
*                 Rush Enterprises, Inc. Class B                                     18,930    655,735             0.0%
*                 Saia, Inc.                                                         68,445  3,295,627             0.1%
                  Servotronics, Inc.                                                  2,783     28,526             0.0%
*                 SIFCO Industries, Inc.                                             11,271     91,295             0.0%
                  Simpson Manufacturing Co., Inc.                                    87,482  3,648,874             0.1%
                  SkyWest, Inc.                                                      58,064  2,159,981             0.1%
*                 SP Plus Corp.                                                      32,706  1,126,722             0.0%
*                 Sparton Corp.                                                      25,636    570,914             0.0%
*                 SPX Corp.                                                          37,644    905,715             0.0%
*                 SPX FLOW, Inc.                                                     48,510  1,753,151             0.1%
                  Standex International Corp.                                        32,398  3,043,792             0.1%
                  Steelcase, Inc. Class A                                           164,056  2,797,155             0.1%
*                 Sterling Construction Co., Inc.                                    52,311    497,478             0.0%
                  Sun Hydraulics Corp.                                               39,087  1,518,139             0.1%
                  Supreme Industries, Inc. Class A                                   51,090  1,023,844             0.0%
#*                Swift Transportation Co.                                           91,199  2,241,671             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Industrials -- (Continued)
#*                Team, Inc.                                                         63,093 $  1,697,202             0.1%
*                 Teledyne Technologies, Inc.                                        14,770    1,991,439             0.1%
                  Tennant Co.                                                        21,936    1,606,812             0.1%
                  Terex Corp.                                                       114,256    3,996,675             0.2%
                  Tetra Tech, Inc.                                                  107,483    4,723,878             0.2%
                  Textainer Group Holdings, Ltd.                                     43,041      643,463             0.0%
*                 Thermon Group Holdings, Inc.                                       31,284      641,322             0.0%
                  Timken Co. (The)                                                  121,901    5,881,723             0.2%
                  Titan International, Inc.                                          77,461      829,607             0.0%
*                 Titan Machinery, Inc.                                              23,050      365,343             0.0%
*                 TRC Cos., Inc.                                                     44,205      773,588             0.0%
*                 Trex Co., Inc.                                                     29,232    2,139,490             0.1%
*                 TriMas Corp.                                                       64,489    1,480,023             0.1%
                  Triton International, Ltd.                                         54,651    1,672,867             0.1%
#                 Triumph Group, Inc.                                                73,241    1,918,914             0.1%
*                 TrueBlue, Inc.                                                     72,527    1,983,613             0.1%
*                 Tutor Perini Corp.                                                 68,125    2,101,656             0.1%
*                 Twin Disc, Inc.                                                    19,414      380,514             0.0%
*                 Ultralife Corp.                                                    13,852       76,186             0.0%
                  UniFirst Corp.                                                     26,336    3,665,971             0.1%
                  Universal Forest Products, Inc.                                    33,256    3,168,964             0.1%
                  Universal Logistics Holdings, Inc.                                 21,638      301,850             0.0%
                  US Ecology, Inc.                                                   42,546    2,006,044             0.1%
*                 USA Truck, Inc.                                                    19,113      128,248             0.0%
                  Valmont Industries, Inc.                                           26,941    4,104,461             0.2%
*                 Vectrus, Inc.                                                       5,152      131,067             0.0%
*                 Veritiv Corp.                                                       4,740      244,821             0.0%
                  Viad Corp.                                                         43,595    1,970,494             0.1%
#*                Vicor Corp.                                                        22,326      401,868             0.0%
*                 Virco Manufacturing Corp.                                           6,861       31,218             0.0%
*                 Volt Information Sciences, Inc.                                     2,839       18,312             0.0%
                  VSE Corp.                                                          16,296      695,024             0.0%
#                 Wabash National Corp.                                             102,957    2,345,360             0.1%
                  Watsco, Inc. Class B                                                1,348      187,150             0.0%
                  Watts Water Technologies, Inc. Class A                             47,698    2,966,816             0.1%
#*                Welbilt, Inc.                                                     216,401    4,436,220             0.2%
                  Werner Enterprises, Inc.                                          111,569    3,045,834             0.1%
*                 Wesco Aircraft Holdings, Inc.                                     111,899    1,359,573             0.1%
*                 WESCO International, Inc.                                          47,170    2,875,012             0.1%
                  West Corp.                                                         41,969    1,120,153             0.0%
#*                Willdan Group, Inc.                                                28,792      816,829             0.0%
*                 Willis Lease Finance Corp.                                         11,622      263,936             0.0%
                  Woodward, Inc.                                                     50,264    3,401,365             0.1%
*                 Xerium Technologies, Inc.                                           9,917       70,510             0.0%
#*                XPO Logistics, Inc.                                                51,952    2,565,909             0.1%
*                 YRC Worldwide, Inc.                                               105,021    1,119,524             0.0%
                                                                                            ------------ ---------------
Total Industrials                                                                            528,968,355            19.7%
                                                                                            ------------ ---------------
Information Technology -- (12.5%)
*                 ACI Worldwide, Inc.                                               161,248    3,465,220             0.1%
*                 Actua Corp.                                                        79,786    1,117,004             0.0%
*                 Acxiom Corp.                                                      128,872    3,724,401             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Information Technology -- (Continued)
                  ADTRAN, Inc.                                                       62,192 $1,243,840             0.1%
*                 Advanced Energy Industries, Inc.                                   84,224  6,215,731             0.2%
*                 Agilysys, Inc.                                                     44,249    438,065             0.0%
*                 Alpha & Omega Semiconductor, Ltd.                                  41,052    679,411             0.0%
                  American Software, Inc. Class A                                    62,077    680,985             0.0%
*                 Amkor Technology, Inc.                                            299,151  3,523,999             0.1%
#*                Amtech Systems, Inc.                                               19,414    136,675             0.0%
#*                Angie's List, Inc.                                                 13,651     80,268             0.0%
*                 Anixter International, Inc.                                        35,653  2,907,502             0.1%
*                 Aspen Technology, Inc.                                             33,687  2,071,414             0.1%
                  AstroNova, Inc.                                                     5,157     76,839             0.0%
*                 Asure Software, Inc.                                                4,609     47,611             0.0%
*                 Aviat Networks, Inc.                                                1,123     18,743             0.0%
#*                Avid Technology, Inc.                                             102,420    574,064             0.0%
                  AVX Corp.                                                          58,972    997,217             0.0%
*                 Aware, Inc.                                                        33,612    161,338             0.0%
*                 Axcelis Technologies, Inc.                                         72,460  1,394,855             0.1%
*                 AXT, Inc.                                                          68,799    464,393             0.0%
#                 Badger Meter, Inc.                                                 63,572  2,526,987             0.1%
*                 Bankrate, Inc.                                                     51,796    549,038             0.0%
*                 Barracuda Networks, Inc.                                           44,186    898,301             0.0%
*                 Bazaarvoice, Inc.                                                  53,073    249,443             0.0%
                  Bel Fuse, Inc. Class A                                              2,683     56,732             0.0%
                  Bel Fuse, Inc. Class B                                             18,799    454,936             0.0%
                  Belden, Inc.                                                       65,597  4,572,111             0.2%
*                 Benchmark Electronics, Inc.                                        66,556  2,109,825             0.1%
                  Black Box Corp.                                                    38,361    379,774             0.0%
#                 Blackbaud, Inc.                                                    68,653  5,520,388             0.2%
#*                Blackhawk Network Holdings, Inc.                                   46,589  1,884,525             0.1%
*                 Blucora, Inc.                                                      92,763  1,711,477             0.1%
*                 Bottomline Technologies de, Inc.                                   37,887    882,767             0.0%
*                 Brightcove, Inc.                                                    5,662     49,259             0.0%
#*                BroadSoft, Inc.                                                     4,362    167,501             0.0%
                  Brooks Automation, Inc.                                            96,735  2,443,526             0.1%
*                 BSQUARE Corp.                                                      24,386    128,027             0.0%
                  Cabot Microelectronics Corp.                                       36,239  2,839,326             0.1%
*                 CACI International, Inc. Class A                                   40,266  4,751,388             0.2%
#*                CalAmp Corp.                                                       73,614  1,320,635             0.1%
*                 Calix, Inc.                                                        36,790    246,493             0.0%
#*                Carbonite, Inc.                                                    38,566    833,026             0.0%
#*                Cardtronics P.L.C. Class A                                         50,805  2,112,472             0.1%
                  Cass Information Systems, Inc.                                     24,612  1,635,960             0.1%
#*                Cavium, Inc.                                                       14,847  1,022,216             0.0%
*                 Ceva, Inc.                                                         37,919  1,365,084             0.1%
#*                Ciena Corp.                                                       107,766  2,468,919             0.1%
#*                Cimpress NV                                                        38,771  3,182,324             0.1%
#*                Cirrus Logic, Inc.                                                125,945  8,104,561             0.3%
*                 Clearfield, Inc.                                                   30,926    437,603             0.0%
*                 Coherent, Inc.                                                     39,417  8,498,305             0.3%
                  Cohu, Inc.                                                         40,864    765,383             0.0%
*                 CommerceHub, Inc. Series A                                          6,900    110,400             0.0%
                  Communications Systems, Inc.                                       18,615     80,231             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Information Technology -- (Continued)
                  Computer Task Group, Inc.                                          35,882 $  212,780             0.0%
                  Comtech Telecommunications Corp.                                   36,702    514,195             0.0%
                  Concurrent Computer Corp.                                          10,672     52,826             0.0%
*                 Conduent, Inc.                                                    104,269  1,700,627             0.1%
*                 Control4 Corp.                                                     14,780    249,782             0.0%
                  Convergys Corp.                                                   170,395  3,835,591             0.1%
*                 CoreLogic, Inc.                                                    91,247  3,899,897             0.2%
*                 Covisint Corp.                                                     11,510     23,020             0.0%
#*                Cray, Inc.                                                         93,041  1,665,434             0.1%
#*                Cree, Inc.                                                        109,139  2,387,961             0.1%
                  CSG Systems International, Inc.                                    71,089  2,666,548             0.1%
                  CSP, Inc.                                                           2,788     30,417             0.0%
                  CTS Corp.                                                          68,434  1,512,391             0.1%
*                 CyberOptics Corp.                                                  22,869    495,114             0.0%
#                 Cypress Semiconductor Corp.                                       361,392  5,063,102             0.2%
                  Daktronics, Inc.                                                   83,001    785,189             0.0%
*                 Datawatch Corp.                                                     2,100     19,005             0.0%
*                 DHI Group, Inc.                                                   131,441    506,048             0.0%
#                 Diebold Nixdorf, Inc.                                              58,486  1,649,305             0.1%
*                 Digi International, Inc.                                           46,110    571,764             0.0%
*                 Diodes, Inc.                                                       47,331  1,107,072             0.0%
*                 DSP Group, Inc.                                                    52,899    658,593             0.0%
*                 Eastman Kodak Co.                                                  14,393    158,323             0.0%
#                 Ebix, Inc.                                                         42,888  2,646,190             0.1%
*                 Edgewater Technology, Inc.                                         10,739     78,073             0.0%
*                 Electro Scientific Industries, Inc.                                38,963    271,962             0.0%
#*                Electronics for Imaging, Inc.                                      66,927  3,063,918             0.1%
#*                Ellie Mae, Inc.                                                    22,063  2,245,131             0.1%
                  Emcore Corp.                                                       32,553    292,977             0.0%
#*                EnerNOC, Inc.                                                      63,091    356,464             0.0%
*                 Entegris, Inc.                                                    204,204  5,064,259             0.2%
#*                Envestnet, Inc.                                                    21,270    740,196             0.0%
*                 EPAM Systems, Inc.                                                 36,906  2,841,762             0.1%
*                 ePlus, Inc.                                                        39,060  2,783,025             0.1%
#*                Euronet Worldwide, Inc.                                            57,062  4,714,462             0.2%
*                 Everi Holdings, Inc.                                               16,971    107,766             0.0%
                  Evolving Systems, Inc.                                              1,888      9,440             0.0%
*                 Exa Corp.                                                             800     11,008             0.0%
*                 Exar Corp.                                                        111,175  1,446,387             0.1%
*                 ExlService Holdings, Inc.                                          38,784  1,850,385             0.1%
*                 Extreme Networks, Inc.                                            151,940  1,187,411             0.1%
#*                Fabrinet                                                           53,402  1,851,447             0.1%
                  Fair Isaac Corp.                                                   47,990  6,501,685             0.2%
*                 FARO Technologies, Inc.                                            35,833  1,313,279             0.1%
*                 Finisar Corp.                                                     183,794  4,197,855             0.2%
*                 FormFactor, Inc.                                                  129,473  1,437,150             0.1%
                  Forrester Research, Inc.                                           35,124  1,424,278             0.1%
*                 Frequency Electronics, Inc.                                        19,450    204,225             0.0%
*                 Gartner, Inc.                                                       9,665  1,102,680             0.0%
                  GlobalSCAPE, Inc.                                                  12,700     51,435             0.0%
#*                GrubHub, Inc.                                                      29,954  1,287,423             0.1%
*                 GSE Systems, Inc.                                                  17,551     59,673             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Information Technology -- (Continued)
*                 GSI Technology, Inc.                                               38,850 $  311,965             0.0%
#*                GTT Communications, Inc.                                           83,621  2,299,577             0.1%
                  Hackett Group, Inc. (The)                                         105,369  2,089,467             0.1%
#*                Harmonic, Inc.                                                    220,514  1,278,981             0.1%
*                 ID Systems, Inc.                                                   17,848    117,261             0.0%
*                 IEC Electronics Corp.                                               9,604     37,071             0.0%
*                 II-VI, Inc.                                                        74,107  2,456,647             0.1%
*                 Image Sensing Systems, Inc.                                           700      2,030             0.0%
#*                Immersion Corp.                                                    21,768    190,905             0.0%
#*                Infinera Corp.                                                    115,725  1,147,992             0.0%
*                 Innodata, Inc.                                                     37,479     78,706             0.0%
*                 Insight Enterprises, Inc.                                          60,629  2,552,481             0.1%
*                 Integrated Device Technology, Inc.                                216,250  5,187,837             0.2%
                  InterDigital, Inc.                                                 49,707  4,468,659             0.2%
#*                Internap Corp.                                                    101,264    313,918             0.0%
*                 Intevac, Inc.                                                      16,318    208,055             0.0%
*                 IntriCon Corp.                                                     15,654    139,321             0.0%
*                 Inuvo, Inc.                                                         8,626     10,696             0.0%
*                 Iteris, Inc.                                                       41,957    221,953             0.0%
*                 Itron, Inc.                                                        48,320  3,133,552             0.1%
                  IXYS Corp.                                                         73,134  1,020,219             0.0%
#                 j2 Global, Inc.                                                    52,240  4,714,138             0.2%
*                 Kemet Corp.                                                        46,836    525,032             0.0%
*                 Key Tronic Corp.                                                   24,700    194,389             0.0%
*                 Kimball Electronics, Inc.                                          53,467    922,306             0.0%
#*                Knowles Corp.                                                      56,145    995,451             0.0%
#*                Kopin Corp.                                                       125,816    513,329             0.0%
*                 Kulicke & Soffa Industries, Inc.                                  117,342  2,619,073             0.1%
*                 KVH Industries, Inc.                                               32,803    262,424             0.0%
*                 Lattice Semiconductor Corp.                                       307,468  2,109,230             0.1%
*                 Leaf Group, Ltd.                                                   42,222    352,554             0.0%
*                 Limelight Networks, Inc.                                           37,183    116,755             0.0%
*                 Liquidity Services, Inc.                                           25,617    199,813             0.0%
#                 Littelfuse, Inc.                                                   31,974  4,928,792             0.2%
*                 LivePerson, Inc.                                                   10,297     72,594             0.0%
*                 Luxoft Holding, Inc.                                                  361     22,256             0.0%
#*                MACOM Technology Solutions Holdings, Inc.                          17,850    872,508             0.0%
*                 MagnaChip Semiconductor Corp.                                      13,480    114,580             0.0%
#*                Manhattan Associates, Inc.                                         69,781  3,258,075             0.1%
                  ManTech International Corp. Class A                                39,176  1,390,748             0.1%
*                 Marchex, Inc. Class B                                              31,436     85,192             0.0%
                  MAXIMUS, Inc.                                                       8,797    536,529             0.0%
*                 MaxLinear, Inc.                                                    29,847    830,642             0.0%
*                 Maxwell Technologies, Inc.                                         32,591    198,805             0.0%
*                 Meet Group, Inc.(The)                                              78,628    468,623             0.0%
#                 Mesa Laboratories, Inc.                                             6,946    971,190             0.0%
                  Methode Electronics, Inc.                                          93,235  4,153,619             0.2%
*                 Microsemi Corp.                                                    34,508  1,619,806             0.1%
*                 MicroStrategy, Inc. Class A                                         7,319  1,391,854             0.1%
                  MKS Instruments, Inc.                                              93,116  7,286,327             0.3%
                  MOCON, Inc.                                                        11,568    345,305             0.0%
#*                ModusLink Global Solutions, Inc.                                   31,976     54,039             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Information Technology -- (Continued)
*                 MoneyGram International, Inc.                                      33,815 $  602,245             0.0%
#                 Monolithic Power Systems, Inc.                                     65,929  6,032,503             0.2%
                  Monotype Imaging Holdings, Inc.                                    71,866  1,462,473             0.1%
#                 MTS Systems Corp.                                                  21,555  1,001,230             0.0%
*                 Nanometrics, Inc.                                                  44,128  1,392,459             0.1%
*                 Napco Security Technologies, Inc.                                  29,418    311,831             0.0%
*                 NCI, Inc. Class A                                                  10,245    152,138             0.0%
*                 NCR Corp.                                                          10,334    426,277             0.0%
#*                NeoPhotonics Corp.                                                115,580    896,901             0.0%
*                 NETGEAR, Inc.                                                      60,312  2,843,711             0.1%
#*                Netscout Systems, Inc.                                            104,722  3,942,783             0.2%
                  NIC, Inc.                                                          48,076  1,026,423             0.0%
*                 Novanta, Inc.                                                      68,099  1,910,177             0.1%
#*                Numerex Corp. Class A                                              25,228    113,526             0.0%
                  NVE Corp.                                                           3,727    303,415             0.0%
#*                Onvia, Inc.                                                         3,803     17,684             0.0%
*                 Optical Cable Corp.                                                13,961     41,883             0.0%
#*                OSI Systems, Inc.                                                  30,939  2,394,679             0.1%
*                 PAR Technology Corp.                                                9,176     78,455             0.0%
                  Park Electrochemical Corp.                                         30,826    533,906             0.0%
#*                Paycom Software, Inc.                                              62,171  3,745,803             0.1%
                  PC Connection, Inc.                                                61,775  1,775,413             0.1%
                  PC-Tel, Inc.                                                       25,090    194,197             0.0%
*                 PCM, Inc.                                                          28,724    723,845             0.0%
*                 PDF Solutions, Inc.                                                79,596  1,513,916             0.1%
#                 Pegasystems, Inc.                                                  83,739  3,814,311             0.1%
*                 Perceptron, Inc.                                                   18,891    160,196             0.0%
*                 Perficient, Inc.                                                   74,427  1,296,518             0.1%
*                 PFSweb, Inc.                                                        8,959     65,580             0.0%
*                 Photronics, Inc.                                                  150,307  1,728,530             0.1%
*                 Planet Payment, Inc.                                               73,934    308,305             0.0%
                  Plantronics, Inc.                                                  46,900  2,560,740             0.1%
*                 Plexus Corp.                                                       54,878  2,853,107             0.1%
                  Power Integrations, Inc.                                           32,553  2,146,870             0.1%
*                 PRGX Global, Inc.                                                  10,132     66,365             0.0%
                  Progress Software Corp.                                            87,734  2,607,454             0.1%
                  QAD, Inc. Class A                                                  25,004    755,121             0.0%
                  QAD, Inc. Class B                                                   4,173    107,288             0.0%
*                 QuinStreet, Inc.                                                   18,008     80,676             0.0%
*                 Radisys Corp.                                                      22,471     90,109             0.0%
*                 Rambus, Inc.                                                      101,899  1,275,775             0.1%
*                 RealNetworks, Inc.                                                 75,480    344,944             0.0%
                  Reis, Inc.                                                         22,064    414,803             0.0%
                  Relm Wireless Corp.                                                29,676    149,864             0.0%
*                 RetailMeNot, Inc.                                                  34,860    404,376             0.0%
                  Richardson Electronics, Ltd.                                       17,100    102,258             0.0%
*                 Rightside Group, Ltd.                                               3,493     35,070             0.0%
*                 Rogers Corp.                                                       28,758  2,960,349             0.1%
*                 Rosetta Stone, Inc.                                                 9,240    103,950             0.0%
*                 Rubicon Project, Inc. (The)                                        14,792     84,462             0.0%
*                 Rudolph Technologies, Inc.                                        106,651  2,612,949             0.1%
*                 Sanmina Corp.                                                     148,533  5,532,854             0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Information Technology -- (Continued)
*                 ScanSource, Inc.                                                   42,641 $1,684,319             0.1%
                  Science Applications International Corp.                           61,971  4,523,263             0.2%
*                 Seachange International, Inc.                                      70,237    176,997             0.0%
*                 Semtech Corp.                                                      80,651  2,754,232             0.1%
#*                Sevcon, Inc.                                                        4,832     66,682             0.0%
*                 ShoreTel, Inc.                                                    125,144    819,693             0.0%
*                 Sigma Designs, Inc.                                                58,598    363,308             0.0%
*                 Silicon Laboratories, Inc.                                         58,169  4,138,724             0.2%
#*                Silver Spring Networks, Inc.                                       13,001    148,341             0.0%
*                 SolarEdge Technologies, Inc.                                          705     11,386             0.0%
*                 Sonus Networks, Inc.                                               85,259    654,789             0.0%
#*                Stamps.com, Inc.                                                   23,569  2,501,849             0.1%
*                 StarTek, Inc.                                                      22,129    200,931             0.0%
#*                SunPower Corp.                                                     20,122    139,647             0.0%
*                 Super Micro Computer, Inc.                                         68,033  1,660,005             0.1%
*                 Sykes Enterprises, Inc.                                            84,905  2,531,018             0.1%
#*                Synaptics, Inc.                                                    38,117  2,087,668             0.1%
#*                Synchronoss Technologies, Inc.                                     36,269    580,304             0.0%
                  SYNNEX Corp.                                                       51,712  5,607,132             0.2%
                  Systemax, Inc.                                                     66,100    875,164             0.0%
#*                Take-Two Interactive Software, Inc.                                62,097  3,902,796             0.2%
*                 Tangoe, Inc.                                                        9,500     60,990             0.0%
#*                Tech Data Corp.                                                    67,291  6,436,384             0.2%
#*                TechTarget, Inc.                                                   19,787    183,030             0.0%
*                 Telenav, Inc.                                                      58,163    506,018             0.0%
                  TeleTech Holdings, Inc.                                            66,645  2,082,656             0.1%
                  Tessco Technologies, Inc.                                          15,187    212,618             0.0%
                  TiVo Corp.                                                         99,652  1,968,127             0.1%
                  TransAct Technologies, Inc.                                        19,291    168,796             0.0%
                  Travelport Worldwide, Ltd.                                         86,026  1,132,962             0.0%
*                 Travelzoo, Inc.                                                     9,516     87,547             0.0%
*                 TTM Technologies, Inc.                                            182,139  3,047,185             0.1%
#*                Tyler Technologies, Inc.                                           13,897  2,273,410             0.1%
#*                Ubiquiti Networks, Inc.                                            69,037  3,556,786             0.1%
*                 Ultra Clean Holdings, Inc.                                         68,590  1,319,672             0.1%
*                 Ultratech, Inc.                                                    63,101  1,925,843             0.1%
#*                Unisys Corp.                                                       42,916    484,951             0.0%
#                 Universal Display Corp.                                            12,091  1,080,331             0.0%
*                 Veeco Instruments, Inc.                                            65,808  2,171,664             0.1%
#*                VeriFone Systems, Inc.                                             39,729    736,576             0.0%
*                 Verint Systems, Inc.                                               52,764  2,073,625             0.1%
                  Versum Materials, Inc.                                             54,426  1,742,721             0.1%
#*                ViaSat, Inc.                                                       67,898  4,347,509             0.2%
*                 Viavi Solutions, Inc.                                             108,328  1,083,280             0.0%
*                 Virtusa Corp.                                                      62,570  1,938,419             0.1%
#                 Vishay Intertechnology, Inc.                                      235,440  3,849,444             0.2%
*                 Vishay Precision Group, Inc.                                       12,904    221,949             0.0%
                  Wayside Technology Group, Inc.                                     12,677    266,851             0.0%
*                 Web.com Group, Inc.                                                54,026  1,042,702             0.0%
#*                WebMD Health Corp.                                                 49,476  2,683,083             0.1%
*                 Xcerra Corp.                                                       78,910    773,318             0.0%
*                 XO Group, Inc.                                                     78,759  1,382,220             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Information Technology -- (Continued)
                  Xperi Corp.                                                          70,571 $  2,371,186             0.1%
*                 YuMe, Inc.                                                           11,122       46,268             0.0%
*                 Zedge, Inc. Class B                                                  17,051       52,347             0.0%
*                 Zix Corp.                                                           140,444      762,611             0.0%
*                 Zynga, Inc. Class A                                               1,611,163    4,656,261             0.2%
                                                                                              ------------ ---------------
Total Information Technology                                                                   402,937,004            15.0%
                                                                                              ------------ ---------------
Materials -- (4.7%)
                  A Schulman, Inc.                                                     41,491    1,313,190             0.1%
*                 AdvanSix, Inc.                                                        6,418      174,955             0.0%
#*                AgroFresh Solutions, Inc.                                             5,100       28,611             0.0%
#*                AK Steel Holding Corp.                                              400,486    2,539,081             0.1%
                  American Vanguard Corp.                                              51,154      856,830             0.0%
                  Ampco-Pittsburgh Corp.                                                3,508       51,041             0.0%
#                 Balchem Corp.                                                        43,731    3,549,208             0.1%
*                 Berry Global Group, Inc.                                              5,373      268,650             0.0%
*                 Boise Cascade Co.                                                    26,267      801,144             0.0%
                  Cabot Corp.                                                          72,120    4,340,903             0.2%
                  Calgon Carbon Corp.                                                  80,783    1,175,393             0.0%
#                 Carpenter Technology Corp.                                           80,214    3,256,688             0.1%
#*                Century Aluminum Co.                                                139,401    1,901,430             0.1%
                  Chase Corp.                                                          20,838    2,135,895             0.1%
*                 Clearwater Paper Corp.                                               27,359    1,329,647             0.1%
#*                Cliffs Natural Resources, Inc.                                      397,434    2,670,756             0.1%
                  Commercial Metals Co.                                               198,664    3,703,097             0.1%
#                 Compass Minerals International, Inc.                                 52,075    3,436,950             0.1%
*                 Core Molding Technologies, Inc.                                      24,525      485,105             0.0%
                  Deltic Timber Corp.                                                  18,393    1,423,066             0.1%
                  Domtar Corp.                                                         87,833    3,482,578             0.1%
#                 Eagle Materials, Inc.                                                46,433    4,456,175             0.2%
*                 Ferro Corp.                                                          72,842    1,305,329             0.1%
                  Ferroglobe P.L.C.                                                     1,925       18,576             0.0%
#*                Flotek Industries, Inc.                                              39,200      470,792             0.0%
                  Friedman Industries, Inc.                                             6,930       42,966             0.0%
                  FutureFuel Corp.                                                     40,286      622,822             0.0%
*                 GCP Applied Technologies, Inc.                                       41,903    1,378,609             0.1%
                  Gold Resource Corp.                                                  28,063       92,608             0.0%
                  Graphic Packaging Holding Co.                                       116,963    1,588,358             0.1%
                  Greif, Inc. Class A                                                  27,008    1,583,209             0.1%
                  Greif, Inc. Class B                                                   1,117       75,230             0.0%
*                 Handy & Harman, Ltd.                                                    105        2,861             0.0%
                  Hawkins, Inc.                                                        21,455    1,096,350             0.0%
                  Haynes International, Inc.                                           22,213      939,388             0.0%
#                 HB Fuller Co.                                                        77,597    4,099,450             0.2%
*                 Headwaters, Inc.                                                    117,709    2,796,766             0.1%
                  Hecla Mining Co.                                                    694,395    3,784,453             0.1%
                  Huntsman Corp.                                                      103,172    2,555,570             0.1%
                  Innophos Holdings, Inc.                                              31,492    1,509,726             0.1%
                  Innospec, Inc.                                                       44,918    2,964,588             0.1%
#*                Intrepid Potash, Inc.                                                 9,669       17,501             0.0%
                  Kaiser Aluminum Corp.                                                33,977    2,867,999             0.1%
                  KapStone Paper and Packaging Corp.                                  158,071    3,333,717             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Materials -- (Continued)
                  KMG Chemicals, Inc.                                                36,566 $  1,921,543             0.1%
*                 Koppers Holdings, Inc.                                             25,707    1,091,262             0.0%
*                 Kraton Corp.                                                       61,782    2,020,889             0.1%
#                 Kronos Worldwide, Inc.                                             33,908      594,068             0.0%
*                 Louisiana-Pacific Corp.                                           206,881    5,325,117             0.2%
#*                LSB Industries, Inc.                                               24,127      265,880             0.0%
                  Materion Corp.                                                     41,809    1,590,832             0.1%
                  Mercer International, Inc.                                         85,727    1,045,869             0.0%
                  Minerals Technologies, Inc.                                        44,730    3,520,251             0.1%
                  Myers Industries, Inc.                                             99,710    1,625,273             0.1%
                  Neenah Paper, Inc.                                                 39,603    3,102,895             0.1%
*                 Northern Technologies International Corp.                           7,993      124,291             0.0%
                  Olin Corp.                                                         29,722      954,968             0.0%
                  Olympic Steel, Inc.                                                14,385      324,382             0.0%
*                 OMNOVA Solutions, Inc.                                            131,457    1,248,841             0.1%
                  PH Glatfelter Co.                                                  71,213    1,531,792             0.1%
                  PolyOne Corp.                                                     131,230    5,145,528             0.2%
                  Quaker Chemical Corp.                                              33,824    4,890,950             0.2%
#                 Rayonier Advanced Materials, Inc.                                  83,627    1,108,058             0.0%
#*                Real Industry, Inc.                                                14,702       38,225             0.0%
#*                Resolute Forest Products, Inc.                                     35,756      223,475             0.0%
#                 Royal Gold, Inc.                                                   63,244    4,470,086             0.2%
#*                Ryerson Holding Corp.                                              31,877      436,715             0.0%
                  Schnitzer Steel Industries, Inc. Class A                           73,482    1,388,810             0.1%
                  Schweitzer-Mauduit International, Inc.                             51,595    2,221,165             0.1%
                  Sensient Technologies Corp.                                        73,966    6,050,419             0.2%
                  Silgan Holdings, Inc.                                               6,038      366,024             0.0%
                  Stepan Co.                                                         32,163    2,727,422             0.1%
*                 Stillwater Mining Co.                                             175,608    3,157,432             0.1%
*                 SunCoke Energy, Inc.                                               74,320      681,514             0.0%
*                 Synalloy Corp.                                                     13,501      174,838             0.0%
#*                TimkenSteel Corp.                                                  44,049      664,259             0.0%
*                 Trecora Resources                                                  21,315      235,531             0.0%
                  Tredegar Corp.                                                     39,584      678,866             0.0%
                  Tronox, Ltd. Class A                                               48,428      799,546             0.0%
*                 UFP Technologies, Inc.                                              2,080       55,536             0.0%
                  United States Lime & Minerals, Inc.                                13,762    1,088,849             0.0%
#                 United States Steel Corp.                                         315,227    7,035,867             0.3%
*                 Universal Stainless & Alloy Products, Inc.                          8,920      161,006             0.0%
#*                US Concrete, Inc.                                                  19,220    1,191,640             0.1%
#                 Worthington Industries, Inc.                                       98,879    4,301,236             0.2%
                                                                                            ------------ ---------------
Total Materials                                                                              152,108,411             5.7%
                                                                                            ------------ ---------------
Real Estate -- (0.4%)
                  Alexander & Baldwin, Inc.                                          85,260    3,922,813             0.2%
#*                Altisource Asset Management Corp.                                   2,193      167,984             0.0%
#*                Altisource Portfolio Solutions SA                                  23,107      510,434             0.0%
                  CKX Lands, Inc.                                                       702        8,284             0.0%
                  Consolidated-Tomoka Land Co.                                       13,475      730,749             0.0%
*                 Forestar Group, Inc.                                               57,473      813,243             0.0%
*                 FRP Holdings, Inc.                                                 16,210      692,167             0.0%
                  Griffin Industrial Realty, Inc.                                     3,886      117,629             0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Real Estate -- (Continued)
                  HFF, Inc. Class A                                                 61,259 $ 1,923,533             0.1%
#                 Kennedy-Wilson Holdings, Inc.                                     61,460   1,253,784             0.1%
*                 Marcus & Millichap, Inc.                                             221       5,702             0.0%
                  RE/MAX Holdings, Inc. Class A                                      3,457     204,481             0.0%
                  RMR Group, Inc. (The) Class A                                      4,385     231,309             0.0%
#*                St Joe Co. (The)                                                   3,431      60,042             0.0%
                  Stratus Properties, Inc.                                          12,677     378,408             0.0%
*                 Tejon Ranch Co.                                                   36,270     830,583             0.1%
                                                                                           ----------- ---------------
Total Real Estate                                                                           11,851,145             0.5%
                                                                                           ----------- ---------------
Telecommunication Services -- (0.9%)
                  ATN International, Inc.                                           26,846   1,857,475             0.1%
#*                Boingo Wireless, Inc.                                            100,233   1,432,329             0.1%
#*                Cincinnati Bell, Inc.                                             65,468   1,234,072             0.1%
#                 Cogent Communications Holdings, Inc.                              71,996   3,239,820             0.1%
#                 Consolidated Communications Holdings, Inc.                        82,155   1,944,609             0.1%
#*                FairPoint Communications, Inc.                                     5,870     100,083             0.0%
*                 General Communication, Inc. Class A                               98,613   3,692,071             0.1%
*                 Hawaiian Telcom Holdco, Inc.                                       3,903      99,331             0.0%
                  IDT Corp. Class B                                                 66,569   1,011,183             0.0%
#*                Iridium Communications, Inc.                                     112,323   1,190,624             0.1%
*                 Lumos Networks Corp.                                              39,867     714,018             0.0%
*                 ORBCOMM, Inc.                                                    141,203   1,361,197             0.1%
#                 Shenandoah Telecommunications Co.                                103,180   3,301,760             0.1%
                  Spok Holdings, Inc.                                               50,965     914,822             0.0%
*                 Straight Path Communications, Inc. Class B                         5,160     664,918             0.0%
                  Telephone & Data Systems, Inc.                                   136,864   3,758,285             0.1%
*                 United States Cellular Corp.                                       8,175     320,296             0.0%
*                 Vonage Holdings Corp.                                            386,922   2,596,247             0.1%
                  Windstream Holdings, Inc.                                        160,561     886,297             0.0%
                                                                                           ----------- ---------------
Total Telecommunication Services                                                            30,319,437             1.1%
                                                                                           ----------- ---------------
Utilities -- (3.1%)
#                 ALLETE, Inc.                                                      64,674   4,521,359             0.2%
                  American States Water Co.                                         62,886   2,799,685             0.1%
                  Artesian Resources Corp. Class A                                  20,216     776,497             0.0%
                  Atlantica Yield PLC                                                  735      15,317             0.0%
#                 Avista Corp.                                                     106,134   4,281,446             0.2%
#                 Black Hills Corp.                                                 75,388   5,127,892             0.2%
                  California Water Service Group                                    84,987   3,034,036             0.1%
                  Chesapeake Utilities Corp.                                        33,157   2,430,408             0.1%
                  Connecticut Water Service, Inc.                                   25,729   1,380,875             0.1%
                  Consolidated Water Co., Ltd.                                      22,624     266,963             0.0%
                  Delta Natural Gas Co., Inc.                                       19,348     586,244             0.0%
#*                Dynegy, Inc.                                                      30,935     198,603             0.0%
                  El Paso Electric Co.                                              68,846   3,552,454             0.1%
                  Gas Natural, Inc.                                                 13,086     163,575             0.0%
                  Genie Energy, Ltd. Class B                                        42,916     341,182             0.0%
                  Hawaiian Electric Industries, Inc.                                33,010   1,106,495             0.0%
#                 IDACORP, Inc.                                                     56,647   4,787,804             0.2%
#                 MGE Energy, Inc.                                                  49,729   3,197,575             0.1%
                  Middlesex Water Co.                                               36,848   1,404,646             0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                                PERCENTAGE
                                                                                      SHARES       VALUE+     OF NET ASSETS**
                                                                                    ---------- -------------- ---------------
Utilities -- (Continued)
                  New Jersey Resources Corp.                                           145,601 $    5,875,000             0.2%
#                 Northwest Natural Gas Co.                                             46,618      2,778,433             0.1%
                  NorthWestern Corp.                                                    71,197      4,256,157             0.2%
#                 NRG Yield, Inc. Class A                                               31,392        544,337             0.0%
#                 NRG Yield, Inc. Class C                                               61,410      1,086,957             0.0%
                  ONE Gas, Inc.                                                         73,184      5,037,255             0.2%
                  Ormat Technologies, Inc.                                              52,901      3,124,333             0.1%
                  Otter Tail Corp.                                                      45,838      1,810,601             0.1%
#                 Pattern Energy Group, Inc.                                            24,149        531,761             0.0%
#                 PNM Resources, Inc.                                                  135,652      5,053,037             0.2%
                  Portland General Electric Co.                                         98,225      4,453,521             0.2%
                  RGC Resources, Inc.                                                   20,344        452,654             0.0%
                  SJW Corp.                                                             40,978      2,001,366             0.1%
                  South Jersey Industries, Inc.                                         98,964      3,713,129             0.1%
                  Southwest Gas Holdings, Inc.                                          70,456      5,901,395             0.2%
#                 Spark Energy, Inc. Class A                                             7,834        281,241             0.0%
#                 Spire, Inc.                                                           73,831      5,061,115             0.2%
                  Unitil Corp.                                                          36,123      1,749,437             0.1%
#                 WGL Holdings, Inc.                                                    82,214      6,779,366             0.3%
#                 York Water Co. (The)                                                  29,713      1,114,237             0.0%
                                                                                               -------------- ---------------
Total Utilities                                                                                   101,578,388             3.8%
                                                                                               -------------- ---------------
TOTAL COMMON STOCKS                                                                             2,676,746,641            99.7%
                                                                                               -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
(degree)*         Capital Bank Corp. Contingent Value Rights                             3,283             --             0.0%
(degree)*         Trius Therapeutics, Inc. Contingent Value Rights                       6,973             --             0.0%
                                                                                               -------------- ---------------
TOTAL RIGHTS/WARRANTS                                                                                      --             0.0%
                                                                                               -------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                     2,676,746,641
                                                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
                  State Street Institutional U.S. Government Money Market Fund,
                    0.680%                                                           6,486,660      6,486,660             0.2%
                                                                                               -------------- ---------------
SECURITIES LENDING COLLATERAL -- (16.8%)
(S)@              DFA Short Term Investment Fund                                    46,734,380    540,856,986            20.2%
                                                                                               -------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,018,794,683)                                            $3,224,090,287           120.1%
                                                                                               ============== ===============

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------------
                                   LEVEL 1       LEVEL 2      LEVEL 3        TOTAL
                                -------------- ------------ ------------ --------------
Common Stocks
   Consumer Discretionary       $  419,183,495 $    122,959           -- $  419,306,454
   Consumer Staples                115,128,974           --           --    115,128,974
   Energy                          121,692,052           --           --    121,692,052
   Financials                      580,460,385           --           --    580,460,385
   Health Care                     212,396,036           --           --    212,396,036
   Industrials                     528,968,355           --           --    528,968,355
   Information Technology          402,937,004           --           --    402,937,004
   Materials                       152,108,411           --           --    152,108,411
   Real Estate                      11,851,145           --           --     11,851,145
   Telecommunication Services       30,319,437           --           --     30,319,437
   Utilities                       101,578,388           --           --    101,578,388
Temporary Cash Investments           6,486,660           --           --      6,486,660
Securities Lending Collateral               --  540,856,986           --    540,856,986
                                -------------- ------------ ------------ --------------
TOTAL                           $2,683,110,342 $540,979,945           -- $3,224,090,287
                                ============== ============ ============ ==============

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
COMMON STOCKS -- (89.6%)
Consumer Discretionary -- (13.6%)
*                 1-800-Flowers.com, Inc. Class A                                    39,679 $   426,549             0.0%
                  A.H. Belo Corp. Class A                                            17,110     106,937             0.0%
                  Aaron's, Inc.                                                      99,577   3,578,797             0.1%
#                 Abercrombie & Fitch Co. Class A                                     9,861     118,233             0.0%
                  Adient P.L.C.                                                      41,485   3,051,637             0.1%
                  Advance Auto Parts, Inc.                                           39,131   5,562,080             0.1%
*                 Amazon.com, Inc.                                                   41,906  38,762,631             0.5%
                  AMC Entertainment Holdings, Inc. Class A                           45,784   1,387,255             0.0%
#*                AMC Networks, Inc. Class A                                         26,628   1,589,159             0.0%
                  AMCON Distributing Co.                                                116      11,049             0.0%
*                 America's Car-Mart, Inc.                                           11,173     416,753             0.0%
*                 American Axle & Manufacturing Holdings, Inc.                      107,619   1,893,018             0.0%
#                 American Eagle Outfitters, Inc.                                   280,080   3,946,327             0.1%
#*                American Outdoor Brands Corp.                                      67,901   1,504,007             0.0%
*                 American Public Education, Inc.                                    12,318     272,228             0.0%
                  Aramark                                                           137,387   5,017,373             0.1%
                  Ark Restaurants Corp.                                               2,015      51,080             0.0%
*                 Asbury Automotive Group, Inc.                                      32,529   1,990,775             0.0%
#*                Ascena Retail Group, Inc.                                          68,022     265,966             0.0%
*                 Ascent Capital Group, Inc. Class A                                 10,749     137,695             0.0%
#                 Autoliv, Inc.                                                      32,952   3,301,461             0.1%
#*                AutoNation, Inc.                                                  112,042   4,705,764             0.1%
*                 AutoZone, Inc.                                                      2,987   2,067,572             0.0%
*                 AV Homes, Inc.                                                      5,676      99,614             0.0%
*                 Ballantyne Strong, Inc.                                             7,721      48,642             0.0%
*                 Barnes & Noble Education, Inc.                                     35,246     366,911             0.0%
#                 Barnes & Noble, Inc.                                               63,650     544,207             0.0%
                  Bassett Furniture Industries, Inc.                                  6,115     183,756             0.0%
                  BBX Capital Corp.                                                   5,562      37,822             0.0%
                  Beasley Broadcast Group, Inc. Class A                               2,443      32,125             0.0%
*                 Beazer Homes USA, Inc.                                              9,480     117,647             0.0%
#                 Bed Bath & Beyond, Inc.                                            97,071   3,761,501             0.1%
*                 Belmond, Ltd. Class A                                              99,747   1,236,863             0.0%
#                 Best Buy Co., Inc.                                                215,431  11,161,480             0.2%
#                 Big 5 Sporting Goods Corp.                                         20,304     312,682             0.0%
#                 Big Lots, Inc.                                                     86,532   4,369,001             0.1%
*                 Biglari Holdings, Inc.                                                556     237,206             0.0%
*                 BJ's Restaurants, Inc.                                             22,212   1,001,761             0.0%
                  Bloomin' Brands, Inc.                                             125,013   2,711,532             0.0%
                  Bob Evans Farms, Inc.                                              20,767   1,385,990             0.0%
*                 Bojangles', Inc.                                                   13,307     292,089             0.0%
#*                Boot Barn Holdings, Inc.                                            9,656     102,450             0.0%
#                 BorgWarner, Inc.                                                   79,076   3,343,333             0.1%
                  Bowl America, Inc. Class A                                          1,280      18,445             0.0%
#*                Boyd Gaming Corp.                                                  22,632     513,294             0.0%
*                 Bridgepoint Education, Inc.                                        40,068     488,830             0.0%
*                 Bright Horizons Family Solutions, Inc.                             32,489   2,473,063             0.0%
#                 Brinker International, Inc.                                        30,830   1,362,378             0.0%
                  Brunswick Corp.                                                    94,399   5,357,143             0.1%
#                 Buckle, Inc. (The)                                                 14,000     261,800             0.0%
*                 Buffalo Wild Wings, Inc.                                           17,761   2,798,246             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*                Build-A-Bear Workshop, Inc.                                          16,984 $   176,634             0.0%
#*                Burlington Stores, Inc.                                              26,879   2,658,871             0.0%
*                 Cabela's, Inc.                                                       95,149   5,195,135             0.1%
#                 Cable One, Inc.                                                       4,983   3,397,708             0.1%
*                 CafePress, Inc.                                                       1,005       2,864             0.0%
#                 CalAtlantic Group, Inc.                                             101,450   3,674,519             0.1%
                  Caleres, Inc.                                                        45,009   1,297,159             0.0%
                  Callaway Golf Co.                                                    89,619   1,061,985             0.0%
*                 Cambium Learning Group, Inc.                                         39,240     191,099             0.0%
                  Canterbury Park Holding Corp.                                           200       2,030             0.0%
                  Capella Education Co.                                                17,816   1,697,865             0.0%
*                 Career Education Corp.                                               95,931     973,700             0.0%
*                 CarMax, Inc.                                                        129,242   7,560,657             0.1%
                  Carnival Corp.                                                       88,723   5,480,420             0.1%
#                 Carriage Services, Inc.                                              20,519     561,195             0.0%
*                 Carrols Restaurant Group, Inc.                                       55,542     777,588             0.0%
#                 Carter's, Inc.                                                       29,949   2,756,506             0.0%
                  Cato Corp. (The) Class A                                             24,857     560,774             0.0%
*                 Cavco Industries, Inc.                                                6,607     784,581             0.0%
                  CBS Corp. Class A                                                     3,886     261,333             0.0%
                  CBS Corp. Class B                                                   146,185   9,730,074             0.1%
*                 Century Casinos, Inc.                                                 3,288      27,060             0.0%
*                 Century Communities, Inc.                                             8,568     233,906             0.0%
*                 Charles & Colvard, Ltd.                                              12,152      11,423             0.0%
*                 Charter Communications, Inc. Class A                                 76,071  26,256,666             0.4%
#                 Cheesecake Factory, Inc. (The)                                       62,573   4,014,684             0.1%
#*                Cherokee, Inc.                                                        6,872      59,099             0.0%
#                 Chico's FAS, Inc.                                                   190,444   2,631,936             0.0%
#                 Children's Place, Inc. (The)                                         34,150   3,920,420             0.1%
#*                Chipotle Mexican Grill, Inc.                                          4,600   2,182,562             0.0%
                  Choice Hotels International, Inc.                                    23,511   1,474,140             0.0%
#*                Christopher & Banks Corp.                                             2,351       2,892             0.0%
#                 Churchill Downs, Inc.                                                 3,697     616,660             0.0%
#*                Chuy's Holdings, Inc.                                                19,205     572,309             0.0%
#                 Cinemark Holdings, Inc.                                             147,265   6,361,848             0.1%
                  Citi Trends, Inc.                                                    15,913     299,005             0.0%
                  Clear Channel Outdoor Holdings, Inc. Class A                         27,964     144,015             0.0%
                  ClubCorp Holdings, Inc.                                              69,171     930,350             0.0%
                  Coach, Inc.                                                         112,703   4,439,371             0.1%
                  Collectors Universe, Inc.                                             5,144     140,483             0.0%
                  Columbia Sportswear Co.                                              48,268   2,732,934             0.0%
                  Comcast Corp. Class A                                             2,060,356  80,745,352             1.1%
#*                Conn's, Inc.                                                         11,469     201,854             0.0%
#                 Cooper Tire & Rubber Co.                                             75,654   2,897,548             0.1%
*                 Cooper-Standard Holdings, Inc.                                       22,500   2,544,075             0.0%
                  Core-Mark Holding Co., Inc.                                          41,734   1,461,525             0.0%
#                 Cracker Barrel Old Country Store, Inc.                               22,541   3,610,843             0.1%
#*                Crocs, Inc.                                                          48,997     305,251             0.0%
                  CSS Industries, Inc.                                                    200       5,272             0.0%
                  CST Brands, Inc.                                                     80,189   3,872,327             0.1%
                  Culp, Inc.                                                           17,140     550,194             0.0%
                  Dana, Inc.                                                          225,562   4,380,414             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#                 Darden Restaurants, Inc.                                             70,951 $ 6,044,316             0.1%
#*                Dave & Buster's Entertainment, Inc.                                  58,752   3,760,716             0.1%
*                 Deckers Outdoor Corp.                                                32,868   1,958,604             0.0%
*                 Del Frisco's Restaurant Group, Inc.                                  11,313     194,584             0.0%
#*                Del Taco Restaurants, Inc.                                            7,955     104,608             0.0%
                  Delphi Automotive P.L.C.                                             20,328   1,634,371             0.0%
*                 Delta Apparel, Inc.                                                   6,871     120,449             0.0%
*                 Denny's Corp.                                                        65,165     827,595             0.0%
*                 Destination Maternity Corp.                                           9,223      31,543             0.0%
#*                Destination XL Group, Inc.                                           51,876     132,284             0.0%
#                 DeVry Education Group, Inc.                                          58,662   2,220,357             0.0%
#                 Dick's Sporting Goods, Inc.                                          93,701   4,736,586             0.1%
#                 Dillard's, Inc. Class A                                              39,857   2,206,882             0.0%
                  DineEquity, Inc.                                                     24,514   1,386,022             0.0%
#*                Discovery Communications, Inc. Class A                               93,472   2,690,124             0.0%
#*                Discovery Communications, Inc. Class B                                1,077      31,179             0.0%
#*                Discovery Communications, Inc. Class C                              127,960   3,580,321             0.1%
*                 DISH Network Corp. Class A                                           27,800   1,791,432             0.0%
*                 Dixie Group, Inc. (The)                                               7,544      28,290             0.0%
                  Dollar General Corp.                                                150,558  10,947,072             0.2%
*                 Dollar Tree, Inc.                                                   118,193   9,782,835             0.1%
#                 Domino's Pizza, Inc.                                                 19,800   3,591,522             0.1%
#*                Dorman Products, Inc.                                                34,429   2,862,771             0.0%
                  DR Horton, Inc.                                                     193,224   6,355,137             0.1%
                  DSW, Inc. Class A                                                    95,031   1,959,539             0.0%
*                 Duluth Holdings, Inc. Class B                                         5,670     125,590             0.0%
#                 Dunkin' Brands Group, Inc.                                           42,812   2,391,478             0.0%
#                 Educational Development Corp.                                         1,000       8,250             0.0%
*                 El Pollo Loco Holdings, Inc.                                          5,500      69,025             0.0%
#*                Eldorado Resorts, Inc.                                                9,052     173,119             0.0%
*                 Emerson Radio Corp.                                                  11,467      14,334             0.0%
*                 Emmis Communications Corp. Class A                                    2,473       6,628             0.0%
                  Entercom Communications Corp. Class A                                24,701     312,468             0.0%
                  Entravision Communications Corp. Class A                             77,318     479,372             0.0%
                  Escalade, Inc.                                                        7,797     104,090             0.0%
#                 Ethan Allen Interiors, Inc.                                          33,523     998,985             0.0%
*                 EVINE Live, Inc.                                                     18,299      25,619             0.0%
#*                EW Scripps Co. (The) Class A                                         51,833   1,154,839             0.0%
                  Expedia, Inc.                                                        41,034   5,487,066             0.1%
*                 Express, Inc.                                                        65,412     564,506             0.0%
#*                Famous Dave's of America, Inc.                                        4,600      18,400             0.0%
*                 Fiesta Restaurant Group, Inc.                                        21,918     533,703             0.0%
#                 Finish Line, Inc. (The) Class A                                      43,663     690,312             0.0%
#*                Five Below, Inc.                                                     31,121   1,528,664             0.0%
                  Flexsteel Industries, Inc.                                            6,129     325,572             0.0%
                  Foot Locker, Inc.                                                    96,404   7,455,885             0.1%
                  Ford Motor Co.                                                    1,604,855  18,407,687             0.3%
#*                Fossil Group, Inc.                                                   12,354     213,106             0.0%
#*                Fox Factory Holding Corp.                                            45,567   1,369,288             0.0%
#*                Francesca's Holdings Corp.                                           78,355   1,236,442             0.0%
#                 Fred's, Inc. Class A                                                 25,508     375,478             0.0%
*                 FTD Cos., Inc.                                                       22,530     450,600             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*                 Full House Resorts, Inc.                                           6,121 $    14,752             0.0%
#*                G-III Apparel Group, Ltd.                                         39,798     943,213             0.0%
#                 GameStop Corp. Class A                                           107,137   2,430,939             0.0%
                  Gaming Partners International Corp.                                3,430      34,163             0.0%
                  Gannett Co., Inc.                                                 88,852     742,803             0.0%
#                 Gap, Inc. (The)                                                  254,525   6,668,555             0.1%
#                 Garmin, Ltd.                                                      60,621   3,081,972             0.1%
                  General Motors Co.                                               614,834  21,297,850             0.3%
#*                Genesco, Inc.                                                     21,534   1,147,762             0.0%
                  Gentex Corp.                                                     286,472   5,915,647             0.1%
#*                Gentherm, Inc.                                                    37,860   1,406,499             0.0%
#                 Genuine Parts Co.                                                 83,779   7,709,344             0.1%
#*                Global Eagle Entertainment, Inc.                                   6,773      20,996             0.0%
#                 GNC Holdings, Inc. Class A                                        30,866     240,137             0.0%
                  Goodyear Tire & Rubber Co. (The)                                 195,827   7,094,812             0.1%
                  Graham Holdings Co. Class B                                        4,575   2,752,777             0.0%
*                 Grand Canyon Education, Inc.                                      60,151   4,520,949             0.1%
*                 Gray Television, Inc.                                             57,253     838,756             0.0%
*                 Gray Television, Inc. Class A                                      2,300      30,015             0.0%
*                 Green Brick Partners, Inc.                                         4,722      48,637             0.0%
                  Group 1 Automotive, Inc.                                          16,338   1,126,505             0.0%
#                 Guess?, Inc.                                                      24,475     273,141             0.0%
#                 H&R Block, Inc.                                                   76,285   1,891,105             0.0%
#                 Hanesbrands, Inc.                                                 70,548   1,538,652             0.0%
#                 Harley-Davidson, Inc.                                             99,063   5,627,769             0.1%
*                 Harte-Hanks, Inc.                                                 22,325      30,362             0.0%
                  Hasbro, Inc.                                                      22,167   2,196,971             0.0%
                  Haverty Furniture Cos., Inc.                                      16,765     413,257             0.0%
                  Haverty Furniture Cos., Inc. Class A                                 717      17,746             0.0%
*                 Helen of Troy, Ltd.                                               24,940   2,344,360             0.0%
#*                Hibbett Sports, Inc.                                              18,677     485,602             0.0%
#*                Hilton Grand Vacations, Inc.                                      20,579     688,779             0.0%
#                 Hilton Worldwide Holdings, Inc.                                   25,554   1,506,919             0.0%
                  Home Depot, Inc. (The)                                           114,027  17,799,615             0.3%
                  Hooker Furniture Corp.                                            13,297     577,755             0.0%
#*                Horizon Global Corp.                                              18,085     254,818             0.0%
*                 Houghton Mifflin Harcourt Co.                                     55,687     640,400             0.0%
*                 Hovnanian Enterprises, Inc. Class A                               17,387      40,686             0.0%
                  HSN, Inc.                                                         37,236   1,374,008             0.0%
#*                Hyatt Hotels Corp. Class A                                        19,045   1,056,997             0.0%
#*                Iconix Brand Group, Inc.                                          29,573     207,011             0.0%
#                 ILG, Inc.                                                        104,374   2,516,457             0.0%
#*                IMAX Corp.                                                        15,537     473,878             0.0%
*                 Installed Building Products, Inc.                                 21,819   1,164,044             0.0%
#                 International Game Technology P.L.C.                              48,760   1,082,472             0.0%
                  International Speedway Corp. Class A                              25,651     951,652             0.0%
                  Interpublic Group of Cos., Inc. (The)                            154,532   3,642,319             0.1%
*                 Intrawest Resorts Holdings, Inc.                                  12,753     300,716             0.0%
#*                iRobot Corp.                                                      20,886   1,665,450             0.0%
*                 Isle of Capri Casinos, Inc.                                       17,713     408,462             0.0%
*                 J Alexander's Holdings, Inc.                                       8,076      88,836             0.0%
                  Jack in the Box, Inc.                                             30,910   3,151,893             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*                 JAKKS Pacific, Inc.                                                8,687 $    42,566             0.0%
#*                Jamba, Inc.                                                        8,857      75,462             0.0%
#*                JC Penney Co., Inc.                                              202,730   1,090,687             0.0%
                  John Wiley & Sons, Inc. Class A                                   50,061   2,638,215             0.0%
                  John Wiley & Sons, Inc. Class B                                    2,517     133,628             0.0%
                  Johnson Outdoors, Inc. Class A                                     4,385     159,263             0.0%
*                 K12, Inc.                                                         26,614     501,674             0.0%
#*                Kate Spade & Co.                                                  37,181     646,949             0.0%
#                 KB Home                                                           49,212   1,013,767             0.0%
*                 Kirkland's, Inc.                                                  14,201     167,004             0.0%
#                 Kohl's Corp.                                                     148,416   5,792,676             0.1%
*                 Kona Grill, Inc.                                                   6,378      36,355             0.0%
#                 L Brands, Inc.                                                    46,785   2,470,716             0.0%
*                 La Quinta Holdings, Inc.                                          32,759     462,229             0.0%
                  La-Z-Boy, Inc.                                                    55,566   1,550,291             0.0%
*                 Lakeland Industries, Inc.                                          2,263      24,101             0.0%
#*                Lands' End, Inc.                                                   5,571     131,476             0.0%
#                 Las Vegas Sands Corp.                                             44,267   2,611,310             0.0%
                  LCI Industries                                                    31,433   3,179,448             0.1%
                  Lear Corp.                                                        56,080   8,000,373             0.1%
#                 Leggett & Platt, Inc.                                             63,610   3,342,069             0.1%
                  Lennar Corp. Class A                                              84,459   4,265,179             0.1%
                  Lennar Corp. Class B                                              14,859     633,142             0.0%
                  Libbey, Inc.                                                      28,141     295,480             0.0%
*                 Liberty Broadband Corp. Class A                                   16,815   1,512,173             0.0%
*                 Liberty Broadband Corp. Class B                                      145      13,041             0.0%
#*                Liberty Broadband Corp. Class C                                   40,851   3,723,977             0.1%
*                 Liberty Expedia Holdings, Inc. Class A                            31,996   1,545,727             0.0%
*                 Liberty Interactive Corp., QVC Group Class A                     226,805   4,803,730             0.1%
*                 Liberty Interactive Corp., QVC Group Class B                         600      12,804             0.0%
*                 Liberty Media Corp.-Liberty Braves Class A                         4,772     118,489             0.0%
*                 Liberty Media Corp.-Liberty Braves Class B                            58       1,501             0.0%
#*                Liberty Media Corp.-Liberty Braves Class C                         9,661     236,888             0.0%
#*                Liberty Media Corp.-Liberty Formula One Class A                   11,931     404,580             0.0%
*                 Liberty Media Corp.-Liberty Formula One Class B                      145       4,941             0.0%
#*                Liberty Media Corp.-Liberty Formula One Class C                   24,153     845,838             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class A                      47,725   1,818,322             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class B                         581      22,642             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class C                      96,612   3,670,290             0.1%
                  Liberty Tax, Inc.                                                  1,824      25,627             0.0%
*                 Liberty TripAdvisor Holdings, Inc. Class A                        62,270     915,369             0.0%
*                 Liberty TripAdvisor Holdings, Inc. Class B                           110       1,590             0.0%
#*                Liberty Ventures Series A                                         47,994   2,584,477             0.0%
                  Lifetime Brands, Inc.                                             15,560     298,752             0.0%
#*                Lindblad Expeditions Holdings, Inc.                                4,692      44,574             0.0%
#                 Lions Gate Entertainment Corp. Class A                            41,381   1,082,941             0.0%
#*                Lions Gate Entertainment Corp. Class B                            49,482   1,180,146             0.0%
#                 Lithia Motors, Inc. Class A                                       25,762   2,461,559             0.0%
#*                Live Nation Entertainment, Inc.                                  221,538   7,124,662             0.1%
*                 LKQ Corp.                                                        165,502   5,170,282             0.1%
                  Lowe's Cos., Inc.                                                216,161  18,347,746             0.3%
*                 Luby's, Inc.                                                      24,827      72,991             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*                Lululemon Athletica, Inc.                                         20,412 $ 1,061,424             0.0%
#*                Lumber Liquidators Holdings, Inc.                                  9,988     245,205             0.0%
*                 M/I Homes, Inc.                                                   25,779     700,158             0.0%
                  Macy's, Inc.                                                     222,133   6,490,726             0.1%
*                 Madison Square Garden Co. (The) Class A                           17,878   3,607,244             0.1%
#*                Malibu Boats, Inc. Class A                                        13,079     301,340             0.0%
                  Marcus Corp. (The)                                                12,065     407,797             0.0%
                  Marine Products Corp.                                             10,739     128,438             0.0%
*                 MarineMax, Inc.                                                   29,133     592,857             0.0%
                  Marriott International, Inc. Class A                              59,573   5,624,883             0.1%
                  Marriott Vacations Worldwide Corp.                                29,938   3,298,569             0.1%
#                 Mattel, Inc.                                                     131,296   2,943,656             0.1%
#*                McClatchy Co. (The) Class A                                        5,251      56,606             0.0%
                  McDonald's Corp.                                                 102,238  14,306,163             0.2%
#                 MDC Holdings, Inc.                                                52,726   1,635,033             0.0%
(degree)          Media General, Inc.                                               38,671      73,475             0.0%
#                 Meredith Corp.                                                    42,685   2,499,207             0.0%
*                 Meritage Homes Corp.                                              41,802   1,628,188             0.0%
                  MGM Resorts International                                        191,385   5,877,433             0.1%
#*                Michael Kors Holdings, Ltd.                                       69,700   2,601,901             0.0%
#*                Michaels Cos., Inc. (The)                                         65,172   1,522,418             0.0%
*                 Modine Manufacturing Co.                                          42,718     516,888             0.0%
*                 Mohawk Industries, Inc.                                           36,066   8,467,936             0.1%
*                 Monarch Casino & Resort, Inc.                                      1,439      42,407             0.0%
#                 Monro Muffler Brake, Inc.                                         23,765   1,232,215             0.0%
#*                Motorcar Parts of America, Inc.                                   18,356     556,554             0.0%
                  Movado Group, Inc.                                                11,955     279,747             0.0%
*                 MSG Networks, Inc. Class A                                        60,925   1,520,079             0.0%
#*                Murphy USA, Inc.                                                  54,255   3,774,520             0.1%
                  NACCO Industries, Inc. Class A                                     7,344     621,670             0.0%
#*                Nathan's Famous, Inc.                                              4,377     298,511             0.0%
#                 National CineMedia, Inc.                                          53,155     630,950             0.0%
#*                Nautilus, Inc.                                                    40,483     736,791             0.0%
*                 Netflix, Inc.                                                     22,400   3,409,280             0.1%
#*                New Home Co., Inc. (The)                                             545       6,355             0.0%
                  New Media Investment Group, Inc.                                   6,310      83,040             0.0%
*                 New York & Co., Inc.                                              54,882      91,653             0.0%
                  New York Times Co. (The) Class A                                 125,086   1,807,493             0.0%
                  Newell Brands, Inc.                                              126,626   6,045,125             0.1%
                  News Corp. Class A                                                96,297   1,224,898             0.0%
                  News Corp. Class B                                                52,466     682,058             0.0%
                  Nexstar Media Group, Inc.                                         59,503   4,105,707             0.1%
#                 NIKE, Inc. Class B                                               143,458   7,949,008             0.1%
                  Nobility Homes, Inc.                                               1,152      18,288             0.0%
#                 Nordstrom, Inc.                                                   31,682   1,529,290             0.0%
*                 Norwegian Cruise Line Holdings, Ltd.                              87,868   4,738,721             0.1%
                  Nutrisystem, Inc.                                                 23,167   1,238,276             0.0%
*                 NVR, Inc.                                                          2,277   4,807,316             0.1%
*                 O'Reilly Automotive, Inc.                                         30,530   7,576,019             0.1%
                  Office Depot, Inc.                                               426,232   2,118,373             0.0%
#*                Ollie's Bargain Outlet Holdings, Inc.                             35,927   1,376,004             0.0%
#                 Omnicom Group, Inc.                                               39,896   3,276,260             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*                 Overstock.com, Inc.                                               32,695 $   567,258             0.0%
                  Oxford Industries, Inc.                                           20,786   1,205,172             0.0%
#*                Panera Bread Co. Class A                                          13,095   4,094,545             0.1%
#                 Papa John's International, Inc.                                   28,426   2,247,360             0.0%
#*                Papa Murphy's Holdings, Inc.                                       6,677      32,584             0.0%
#*                Party City Holdco, Inc.                                           15,966     255,456             0.0%
#*                Penn National Gaming, Inc.                                        37,631     695,421             0.0%
#                 Penske Automotive Group, Inc.                                     95,789   4,570,093             0.1%
*                 Perry Ellis International, Inc.                                    9,214     189,071             0.0%
                  PetMed Express, Inc.                                              22,786     526,357             0.0%
#                 Pier 1 Imports, Inc.                                              96,630     651,286             0.0%
*                 Pinnacle Entertainment, Inc.                                      36,985     760,781             0.0%
#                 Planet Fitness, Inc. Class A                                      42,974     893,859             0.0%
#                 Polaris Industries, Inc.                                          37,976   3,237,834             0.1%
#                 Pool Corp.                                                        24,941   2,983,442             0.1%
#*                Potbelly Corp.                                                    17,607     245,618             0.0%
*                 Priceline Group, Inc. (The)                                        4,900   9,049,418             0.1%
                  PulteGroup, Inc.                                                 210,129   4,763,624             0.1%
                  PVH Corp.                                                         41,547   4,197,493             0.1%
#*                Radio One, Inc. Class D                                              841       2,523             0.0%
#                 Ralph Lauren Corp.                                                16,577   1,338,095             0.0%
                  RCI Hospitality Holdings, Inc.                                    12,873     214,207             0.0%
*                 Reading International, Inc. Class A                               17,935     282,118             0.0%
*                 Red Lion Hotels Corp.                                             20,113     130,734             0.0%
#*                Red Robin Gourmet Burgers, Inc.                                   11,931     700,946             0.0%
#                 Regal Entertainment Group Class A                                 59,771   1,319,146             0.0%
*                 Regis Corp.                                                       38,982     425,294             0.0%
#                 Rent-A-Center, Inc.                                               38,161     407,941             0.0%
                  Rocky Brands, Inc.                                                 6,987      99,215             0.0%
                  Ross Stores, Inc.                                                 68,236   4,435,340             0.1%
                  Royal Caribbean Cruises, Ltd.                                     94,154  10,036,816             0.1%
                  Ruth's Hospitality Group, Inc.                                    49,525     985,547             0.0%
                  Saga Communications, Inc. Class A                                  1,505      77,131             0.0%
                  Salem Media Group, Inc.                                           10,305      78,833             0.0%
#*                Sally Beauty Holdings, Inc.                                       56,479   1,074,231             0.0%
                  Scholastic Corp.                                                  27,184   1,175,164             0.0%
#*                Scientific Games Corp. Class A                                    39,144     929,670             0.0%
#                 Scripps Networks Interactive, Inc. Class A                        45,848   3,425,763             0.1%
*                 Sears Hometown and Outlet Stores, Inc.                             1,300       4,355             0.0%
#                 SeaWorld Entertainment, Inc.                                     119,404   2,093,152             0.0%
#*                Select Comfort Corp.                                              54,004   1,668,724             0.0%
#*                Sequential Brands Group, Inc.                                      3,229      10,882             0.0%
                  Service Corp. International                                      187,444   6,039,446             0.1%
#*                ServiceMaster Global Holdings, Inc.                               64,521   2,458,250             0.0%
#*                Shake Shack, Inc. Class A                                          1,393      47,278             0.0%
*                 Shiloh Industries, Inc.                                           12,091     148,719             0.0%
                  Shoe Carnival, Inc.                                               17,356     440,322             0.0%
#*                Shutterfly, Inc.                                                  38,320   1,988,808             0.0%
#                 Signet Jewelers, Ltd.                                             45,351   2,985,910             0.1%
#                 Sinclair Broadcast Group, Inc. Class A                            58,875   2,322,619             0.0%
#                 Sirius XM Holdings, Inc.                                         151,402     749,440             0.0%
#                 Six Flags Entertainment Corp.                                     41,784   2,616,096             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*                 Skechers U.S.A., Inc. Class A                                    130,043 $ 3,283,586             0.1%
*                 Skyline Corp.                                                      1,175       7,238             0.0%
                  Sonic Automotive, Inc. Class A                                    33,630     659,148             0.0%
#                 Sonic Corp.                                                       33,893     911,044             0.0%
#*                Sotheby's                                                         48,403   2,292,366             0.0%
                  Spartan Motors, Inc.                                              27,820     229,515             0.0%
                  Speedway Motorsports, Inc.                                        30,011     541,699             0.0%
#*                Sportsman's Warehouse Holdings, Inc.                              28,697     117,371             0.0%
#                 Stage Stores, Inc.                                                 4,499      12,957             0.0%
                  Standard Motor Products, Inc.                                     26,407   1,342,268             0.0%
                  Staples, Inc.                                                    295,979   2,891,715             0.1%
                  Starbucks Corp.                                                  118,825   7,136,629             0.1%
#                 Stein Mart, Inc.                                                  49,748     122,878             0.0%
*                 Steven Madden, Ltd.                                               65,090   2,476,674             0.0%
*                 Stoneridge, Inc.                                                  49,402     968,773             0.0%
                  Strattec Security Corp.                                            3,827     123,038             0.0%
                  Strayer Education, Inc.                                           14,488   1,256,254             0.0%
#                 Sturm Ruger & Co., Inc.                                           17,735   1,072,081             0.0%
                  Superior Industries International, Inc.                           22,424     487,722             0.0%
                  Superior Uniform Group, Inc.                                      13,632     248,648             0.0%
*                 Sypris Solutions, Inc.                                             8,523       9,120             0.0%
#                 Tailored Brands, Inc.                                              8,120     100,120             0.0%
*                 Tandy Leather Factory, Inc.                                        9,590      83,913             0.0%
                  Target Corp.                                                     144,640   8,078,144             0.1%
*                 Taylor Morrison Home Corp. Class A                                23,552     544,051             0.0%
                  TEGNA, Inc.                                                      251,173   6,399,888             0.1%
*                 Tempur Sealy International, Inc.                                  26,245   1,232,203             0.0%
                  Tenneco, Inc.                                                     39,133   2,466,553             0.0%
#*                Tesla, Inc.                                                        7,091   2,227,070             0.0%
                  Texas Roadhouse, Inc.                                             63,815   2,991,647             0.1%
                  Thor Industries, Inc.                                             74,988   7,212,346             0.1%
                  Tiffany & Co.                                                     61,664   5,651,506             0.1%
#                 Tile Shop Holdings, Inc.                                          33,345     711,916             0.0%
                  Tilly's, Inc. Class A                                              7,196      68,794             0.0%
                  Time Warner, Inc.                                                259,315  25,742,200             0.4%
                  Time, Inc.                                                        83,758   1,273,122             0.0%
                  TJX Cos., Inc. (The)                                              56,625   4,452,990             0.1%
                  Toll Brothers, Inc.                                              148,262   5,335,949             0.1%
*                 TopBuild Corp.                                                    15,722     804,809             0.0%
                  Tower International, Inc.                                         28,596     774,952             0.0%
*                 Town Sports International Holdings, Inc.                          12,890      50,271             0.0%
                  Tractor Supply Co.                                                49,600   3,070,736             0.1%
*                 Trans World Entertainment Corp.                                      900       1,710             0.0%
*                 TRI Pointe Group, Inc.                                           148,256   1,845,787             0.0%
                  Tribune Media Co. Class A                                          9,112     333,135             0.0%
#*                TripAdvisor, Inc.                                                 13,581     611,281             0.0%
#*                tronc, Inc.                                                        1,706      24,464             0.0%
#*                Tuesday Morning Corp.                                             29,673      96,437             0.0%
                  Tupperware Brands Corp.                                           19,854   1,425,716             0.0%
                  Twenty-First Century Fox, Inc. Class A                           210,181   6,418,928             0.1%
                  Twenty-First Century Fox, Inc. Class B                            80,250   2,396,265             0.0%
*                 UCP, Inc. Class A                                                  1,400      16,030             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                    SHARES      VALUE+     OF NET ASSETS**
                                                                                    ------- -------------- ---------------
Consumer Discretionary -- (Continued)
*                 Ulta Salon Cosmetics & Fragrance, Inc.                             19,777 $    5,566,039             0.1%
#*                Under Armour, Inc. Class A                                         25,200        541,548             0.0%
#*                Under Armour, Inc. Class C                                         25,378        492,587             0.0%
*                 Unifi, Inc.                                                        14,202        398,650             0.0%
*                 Universal Electronics, Inc.                                        12,278        850,865             0.0%
                  Universal Technical Institute, Inc.                                13,926         50,412             0.0%
#*                Urban Outfitters, Inc.                                            152,293      3,484,464             0.1%
*                 US Auto Parts Network, Inc.                                        17,215         62,490             0.0%
                  Vail Resorts, Inc.                                                 29,350      5,801,321             0.1%
#*                Vera Bradley, Inc.                                                 40,288        368,635             0.0%
#                 VF Corp.                                                           53,460      2,920,520             0.1%
#                 Viacom, Inc. Class A                                                8,633        385,032             0.0%
                  Viacom, Inc. Class B                                              248,278     10,566,712             0.2%
#*                Vince Holding Corp.                                                21,569         21,569             0.0%
#*                Vista Outdoor, Inc.                                                48,596        950,538             0.0%
*                 Visteon Corp.                                                      43,035      4,430,453             0.1%
#*                Vitamin Shoppe, Inc.                                               23,500        453,550             0.0%
*                 VOXX International Corp.                                           11,061         71,897             0.0%
                  Walt Disney Co. (The)                                             365,590     42,262,204             0.6%
*                 Weight Watchers International, Inc.                                 3,258         68,027             0.0%
#                 Wendy's Co. (The)                                                 298,595      4,401,290             0.1%
*                 West Marine, Inc.                                                  21,940        240,462             0.0%
                  Weyco Group, Inc.                                                   5,289        147,880             0.0%
                  Whirlpool Corp.                                                    45,565      8,460,509             0.1%
#*                William Lyon Homes Class A                                         16,480        362,560             0.0%
#                 Williams-Sonoma, Inc.                                             125,974      6,808,895             0.1%
#                 Wingstop, Inc.                                                     12,984        382,119             0.0%
                  Winmark Corp.                                                       2,732        352,701             0.0%
                  Winnebago Industries, Inc.                                         34,377        986,620             0.0%
                  Wolverine World Wide, Inc.                                         91,834      2,214,118             0.0%
                  World Wrestling Entertainment, Inc. Class A                        13,829        296,355             0.0%
#                 Wyndham Worldwide Corp.                                            48,100      4,584,411             0.1%
#                 Wynn Resorts, Ltd.                                                 15,906      1,956,597             0.0%
                  Yum! Brands, Inc.                                                  33,855      2,225,966             0.0%
*                 ZAGG, Inc.                                                         31,708        225,127             0.0%
#*                Zumiez, Inc.                                                       30,352        544,818             0.0%
                                                                                            -------------- ---------------
Total Consumer Discretionary                                                                 1,115,316,989            15.2%
                                                                                            -------------- ---------------
Consumer Staples -- (6.1%)
                  Alico, Inc.                                                         5,242        156,998             0.0%
#*                Alliance One International, Inc.                                    5,380         73,975             0.0%
                  Altria Group, Inc.                                                204,026     14,644,986             0.2%
                  Andersons, Inc. (The)                                              26,345        983,986             0.0%
                  Archer-Daniels-Midland Co.                                        127,874      5,850,235             0.1%
#*                Avon Products, Inc.                                               301,240      1,461,014             0.0%
#                 B&G Foods, Inc.                                                    70,194      2,948,148             0.1%
#*                Blue Buffalo Pet Products, Inc.                                    94,960      2,340,764             0.0%
#*                Boston Beer Co., Inc. (The) Class A                                 8,202      1,183,959             0.0%
*                 Bridgford Foods Corp.                                               2,509         31,162             0.0%
                  Brown-Forman Corp. Class A                                         11,686        561,629             0.0%
#                 Brown-Forman Corp. Class B                                         19,384        917,251             0.0%
                  Bunge, Ltd.                                                        93,189      7,364,727             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Consumer Staples -- (Continued)
#                 Cal-Maine Foods, Inc.                                             49,683 $ 1,875,533             0.0%
#                 Calavo Growers, Inc.                                              17,713   1,161,973             0.0%
#                 Campbell Soup Co.                                                 49,790   2,864,917             0.0%
#                 Casey's General Stores, Inc.                                      44,389   4,974,675             0.1%
*                 CCA Industries, Inc.                                               3,031       9,775             0.0%
*                 Central Garden & Pet Co.                                          10,091     381,440             0.0%
*                 Central Garden & Pet Co. Class A                                  34,052   1,199,652             0.0%
#*                Chefs' Warehouse, Inc. (The)                                      11,385     155,405             0.0%
#                 Church & Dwight Co., Inc.                                         73,376   3,634,313             0.1%
                  Clorox Co. (The)                                                  22,050   2,947,865             0.1%
#                 Coca-Cola Bottling Co. Consolidated                                9,620   2,038,093             0.0%
                  Coca-Cola Co. (The)                                              484,883  20,922,701             0.3%
                  Colgate-Palmolive Co.                                             76,902   5,540,020             0.1%
                  Conagra Brands, Inc.                                             128,847   4,996,687             0.1%
                  Constellation Brands, Inc. Class A                                78,551  13,553,190             0.2%
                  Constellation Brands, Inc. Class B                                 1,902     328,523             0.0%
                  Costco Wholesale Corp.                                            48,218   8,559,659             0.1%
#                 Coty, Inc. Class A                                               316,288   5,645,741             0.1%
#*                Craft Brew Alliance, Inc.                                         20,621     280,446             0.0%
*                 Crimson Wine Group, Ltd.                                           9,858     101,537             0.0%
                  CVS Health Corp.                                                 339,252  27,967,935             0.4%
*                 Darling Ingredients, Inc.                                        154,648   2,339,824             0.0%
                  Dean Foods Co.                                                   115,545   2,280,858             0.0%
                  Dr Pepper Snapple Group, Inc.                                     62,606   5,737,840             0.1%
#*                Edgewell Personal Care Co.                                        45,647   3,263,304             0.1%
                  Energizer Holdings, Inc.                                          31,287   1,853,129             0.0%
                  Estee Lauder Cos., Inc. (The) Class A                             17,200   1,498,808             0.0%
#*                Farmer Brothers Co.                                               19,168     680,464             0.0%
#                 Flowers Foods, Inc.                                              185,984   3,647,146             0.1%
                  Fresh Del Monte Produce, Inc.                                     49,348   3,025,032             0.1%
                  General Mills, Inc.                                               62,174   3,575,627             0.1%
#*                Hain Celestial Group, Inc. (The)                                  76,799   2,840,795             0.0%
#*                Herbalife, Ltd.                                                   34,042   2,153,497             0.0%
                  Hershey Co. (The)                                                  6,900     746,580             0.0%
#                 Hormel Foods Corp.                                               152,124   5,336,510             0.1%
*                 HRG Group, Inc.                                                  135,861   2,718,579             0.0%
                  Ingles Markets, Inc. Class A                                      16,579     774,239             0.0%
                  Ingredion, Inc.                                                   60,426   7,481,947             0.1%
                  Inter Parfums, Inc.                                               27,932   1,060,019             0.0%
#*                Inventure Foods, Inc.                                              6,441      23,832             0.0%
                  J&J Snack Foods Corp.                                             19,581   2,635,211             0.0%
                  JM Smucker Co. (The)                                              56,032   7,100,375             0.1%
#                 John B. Sanfilippo & Son, Inc.                                     8,870     651,945             0.0%
#                 Kellogg Co.                                                       21,066   1,495,686             0.0%
                  Kimberly-Clark Corp.                                              30,133   3,909,757             0.1%
                  Kraft Heinz Co. (The)                                            109,578   9,904,755             0.1%
                  Kroger Co. (The)                                                 154,486   4,580,510             0.1%
                  Lamb Weston Holdings, Inc.                                        40,621   1,695,927             0.0%
                  Lancaster Colony Corp.                                            19,955   2,512,335             0.0%
*                 Landec Corp.                                                      27,381     376,489             0.0%
*                 Lifeway Foods, Inc.                                                2,867      27,523             0.0%
#                 Limoneira Co.                                                      2,654      54,885             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Consumer Staples -- (Continued)
                  Mannatech, Inc.                                                      600 $     9,390             0.0%
#                 McCormick & Co., Inc. Non-Voting                                  20,206   2,018,579             0.0%
#                 McCormick & Co., Inc. Voting                                       1,509     150,206             0.0%
                  Mead Johnson Nutrition Co.                                        29,960   2,658,051             0.0%
                  Medifast, Inc.                                                    21,814   1,010,424             0.0%
#                 MGP Ingredients, Inc.                                             23,869   1,249,781             0.0%
                  Molson Coors Brewing Co. Class A                                     266      25,403             0.0%
                  Molson Coors Brewing Co. Class B                                  67,373   6,460,397             0.1%
                  Mondelez International, Inc. Class A                             418,428  18,841,813             0.3%
*                 Monster Beverage Corp.                                            81,819   3,712,946             0.1%
#                 National Beverage Corp.                                           23,726   2,101,886             0.0%
*                 Natural Alternatives International, Inc.                           5,470      53,333             0.0%
#*                Natural Grocers by Vitamin Cottage, Inc.                          10,124     110,757             0.0%
#                 Natural Health Trends Corp.                                        6,437     184,613             0.0%
                  Nature's Sunshine Products, Inc.                                   2,146      21,675             0.0%
#                 Nu Skin Enterprises, Inc. Class A                                 59,309   3,275,636             0.1%
                  Nutraceutical International Corp.                                  7,931     251,413             0.0%
                  Oil-Dri Corp. of America                                           5,619     228,637             0.0%
                  Omega Protein Corp.                                               22,885     461,133             0.0%
#                 Orchids Paper Products Co.                                         8,669     211,090             0.0%
                  PepsiCo, Inc.                                                    155,127  17,572,787             0.2%
#*                Performance Food Group Co.                                         7,284     181,372             0.0%
                  Philip Morris International, Inc.                                122,914  13,623,788             0.2%
#                 Pilgrim's Pride Corp.                                             89,398   2,320,772             0.0%
                  Pinnacle Foods, Inc.                                             123,860   7,202,459             0.1%
#*                Post Holdings, Inc.                                               69,711   5,868,969             0.1%
#                 PriceSmart, Inc.                                                  24,092   2,094,799             0.0%
#*                Primo Water Corp.                                                 19,219     230,051             0.0%
                  Procter & Gamble Co. (The)                                       458,732  40,061,066             0.6%
*                 Revlon, Inc. Class A                                              27,411     711,315             0.0%
                  Reynolds American, Inc.                                          172,291  11,112,769             0.2%
#*                Rite Aid Corp.                                                   267,434   1,069,736             0.0%
                  Rocky Mountain Chocolate Factory, Inc.                             4,490      58,280             0.0%
#                 Sanderson Farms, Inc.                                             27,079   3,135,207             0.1%
                  Seaboard Corp.                                                       346   1,464,967             0.0%
*                 Seneca Foods Corp. Class A                                         8,682     322,970             0.0%
*                 Seneca Foods Corp. Class B                                           283      11,462             0.0%
#*                Smart & Final Stores, Inc.                                         3,401      40,132             0.0%
#                 Snyder's-Lance, Inc.                                              88,992   3,137,858             0.1%
                  SpartanNash Co.                                                   27,359   1,006,811             0.0%
#                 Spectrum Brands Holdings, Inc.                                    44,660   6,418,982             0.1%
#*                Sprouts Farmers Market, Inc.                                      68,515   1,528,570             0.0%
*                 SUPERVALU, Inc.                                                  124,014     508,457             0.0%
                  Sysco Corp.                                                       51,532   2,724,497             0.0%
#                 Tootsie Roll Industries, Inc.                                     29,651   1,107,465             0.0%
#*                TreeHouse Foods, Inc.                                             41,119   3,602,024             0.1%
                  Tyson Foods, Inc. Class A                                        140,474   9,026,859             0.1%
#*                United Natural Foods, Inc.                                        49,778   2,067,280             0.0%
                  United-Guardian, Inc.                                              1,431      20,177             0.0%
#                 Universal Corp.                                                   19,266   1,415,088             0.0%
#*                USANA Health Sciences, Inc.                                       24,090   1,369,517             0.0%
#                 Vector Group, Ltd.                                                65,721   1,427,460             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Consumer Staples -- (Continued)
                  Village Super Market, Inc. Class A                                  8,926 $    235,557             0.0%
                  Wal-Mart Stores, Inc.                                             646,740   48,621,913             0.7%
                  Walgreens Boots Alliance, Inc.                                    285,393   24,697,910             0.3%
#                 WD-40 Co.                                                          11,978    1,255,893             0.0%
                  Weis Markets, Inc.                                                 22,359    1,292,574             0.0%
#                 Whole Foods Market, Inc.                                          187,406    6,815,956             0.1%
                                                                                            ------------ ---------------
Total Consumer Staples                                                                       502,043,254             6.8%
                                                                                            ------------ ---------------
Energy -- (4.9%)
#*                Abraxas Petroleum Corp.                                            16,753       31,328             0.0%
                  Adams Resources & Energy, Inc.                                      3,585      145,623             0.0%
                  Alon USA Energy, Inc.                                              48,115      581,710             0.0%
                  Anadarko Petroleum Corp.                                           62,937    3,588,668             0.1%
#*                Antero Resources Corp.                                             77,401    1,640,127             0.0%
#                 Apache Corp.                                                       27,582    1,341,588             0.0%
                  Archrock, Inc.                                                     44,829      528,982             0.0%
                  Baker Hughes, Inc.                                                 69,015    4,097,421             0.1%
#                 Bristow Group, Inc.                                                 6,300       84,231             0.0%
#                 Cabot Oil & Gas Corp.                                             111,368    2,588,192             0.0%
#*                Callon Petroleum Co.                                               80,203      949,604             0.0%
#*                CARBO Ceramics, Inc.                                                3,649       25,069             0.0%
                  Cheniere Energy Partners L.P. Holdings LLC                         13,761      353,382             0.0%
#*                Cheniere Energy, Inc.                                              39,587    1,795,270             0.0%
#*                Chesapeake Energy Corp.                                           376,827    1,982,110             0.0%
                  Chevron Corp.                                                     426,870   45,547,029             0.6%
                  Cimarex Energy Co.                                                 33,911    3,956,735             0.1%
*                 Clayton Williams Energy, Inc.                                       8,393    1,048,006             0.0%
*                 Clean Energy Fuels Corp.                                           10,260       25,034             0.0%
#*                Concho Resources, Inc.                                             28,344    3,590,051             0.1%
                  ConocoPhillips                                                    242,785   11,631,829             0.2%
#*                CONSOL Energy, Inc.                                               217,277    3,298,265             0.1%
*                 Contango Oil & Gas Co.                                             26,267      188,072             0.0%
#*                Continental Resources, Inc.                                        56,190    2,383,018             0.0%
#                 Core Laboratories NV                                               21,785    2,414,214             0.0%
                  CVR Energy, Inc.                                                    9,034      197,754             0.0%
*                 Dawson Geophysical Co.                                             14,469       72,779             0.0%
                  Delek US Holdings, Inc.                                            22,697      546,317             0.0%
#*                Denbury Resources, Inc.                                           167,744      372,392             0.0%
                  Devon Energy Corp.                                                 21,395      844,889             0.0%
                  DHT Holdings, Inc.                                                 62,472      299,241             0.0%
#*                Diamond Offshore Drilling, Inc.                                    52,555      757,843             0.0%
#*                Diamondback Energy, Inc.                                           43,524    4,345,436             0.1%
#*                Dorian LPG, Ltd.                                                    8,582       78,010             0.0%
#*                Dril-Quip, Inc.                                                    36,765    1,895,236             0.0%
*                 Eclipse Resources Corp.                                            22,598       45,422             0.0%
*                 Energen Corp.                                                      41,222    2,143,132             0.0%
*                 ENGlobal Corp.                                                     13,358       21,506             0.0%
                  EnLink Midstream LLC                                               88,656    1,635,703             0.0%
                  Ensco P.L.C. Class A                                              206,967    1,632,970             0.0%
                  EOG Resources, Inc.                                               139,897   12,940,472             0.2%
#*                EP Energy Corp. Class A                                            21,571       97,501             0.0%
#                 EQT Corp.                                                          21,091    1,226,231             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Energy -- (Continued)
*                 Era Group, Inc.                                                     7,752 $    98,528             0.0%
                  Evolution Petroleum Corp.                                          16,602     132,816             0.0%
*                 Exterran Corp.                                                     26,151     715,753             0.0%
                  Exxon Mobil Corp.                                                 943,449  77,032,611             1.1%
#*                Forum Energy Technologies, Inc.                                   129,925   2,195,732             0.0%
#                 Frank's International NV                                           13,159     119,747             0.0%
                  GasLog, Ltd.                                                       17,398     243,572             0.0%
#*                Geospace Technologies Corp.                                         8,662     143,269             0.0%
                  Green Plains, Inc.                                                 27,619     635,237             0.0%
                  Gulf Island Fabrication, Inc.                                      11,124     110,684             0.0%
*                 Gulfport Energy Corp.                                              61,703     979,844             0.0%
                  Halliburton Co.                                                   116,826   5,359,977             0.1%
*                 Helix Energy Solutions Group, Inc.                                147,303     901,494             0.0%
#                 Helmerich & Payne, Inc.                                            52,812   3,202,520             0.1%
#                 Hess Corp.                                                         67,697   3,305,644             0.1%
#                 HollyFrontier Corp.                                               113,930   3,205,990             0.1%
#*                Jones Energy, Inc. Class A                                            113         226             0.0%
                  Kinder Morgan, Inc.                                               317,210   6,544,042             0.1%
#*                Kosmos Energy, Ltd.                                               215,282   1,293,845             0.0%
#*                Laredo Petroleum, Inc.                                            124,867   1,605,790             0.0%
#                 Marathon Oil Corp.                                                311,140   4,626,652             0.1%
                  Marathon Petroleum Corp.                                          173,050   8,815,167             0.1%
*                 Matrix Service Co.                                                 26,162     307,403             0.0%
*                 McDermott International, Inc.                                     133,309     871,841             0.0%
*                 Mitcham Industries, Inc.                                           13,388      63,593             0.0%
#                 Murphy Oil Corp.                                                  108,914   2,851,368             0.0%
#                 Nabors Industries, Ltd.                                           261,761   2,706,609             0.0%
#                 National Oilwell Varco, Inc.                                      118,266   4,135,762             0.1%
*                 Natural Gas Services Group, Inc.                                   15,772     432,153             0.0%
*                 Newfield Exploration Co.                                          108,769   3,765,583             0.1%
*                 Newpark Resources, Inc.                                           122,312     935,687             0.0%
#                 Noble Corp. P.L.C.                                                 83,052     398,650             0.0%
                  Noble Energy, Inc.                                                110,682   3,578,349             0.1%
#*                Northern Oil and Gas, Inc.                                          6,779      15,253             0.0%
#*                Oasis Petroleum, Inc.                                             245,175   2,927,389             0.1%
                  Occidental Petroleum Corp.                                         72,620   4,469,035             0.1%
                  Oceaneering International, Inc.                                    63,985   1,688,564             0.0%
*                 Oil States International, Inc.                                     47,300   1,407,175             0.0%
                  ONEOK, Inc.                                                        50,485   2,656,016             0.0%
*                 Pacific Ethanol, Inc.                                               4,312      29,322             0.0%
                  Panhandle Oil and Gas, Inc. Class A                                11,858     224,709             0.0%
#*                Par Pacific Holdings, Inc.                                         14,544     238,085             0.0%
*                 Parker Drilling Co.                                               109,761     181,106             0.0%
*                 Parsley Energy, Inc. Class A                                       89,814   2,675,559             0.0%
#                 Patterson-UTI Energy, Inc.                                        136,317   2,950,581             0.1%
                  PBF Energy, Inc. Class A                                          100,252   2,237,625             0.0%
#*                PDC Energy, Inc.                                                   51,500   2,844,345             0.0%
#*                PetroQuest Energy, Inc.                                             5,485      12,890             0.0%
*                 PHI, Inc. Non-Voting                                                8,318      97,570             0.0%
*                 PHI, Inc. Voting                                                      212       2,459             0.0%
                  Phillips 66                                                       125,687   9,999,658             0.1%
*                 Pioneer Energy Services Corp.                                      89,700     273,585             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Energy -- (Continued)
                  Pioneer Natural Resources Co.                                      31,238 $  5,403,862             0.1%
*                 QEP Resources, Inc.                                               191,837    2,265,595             0.0%
#                 Range Resources Corp.                                              47,433    1,256,500             0.0%
#*                Renewable Energy Group, Inc.                                       59,963      626,613             0.0%
#*                REX American Resources Corp.                                        6,572      622,237             0.0%
*                 Rice Energy, Inc.                                                 135,277    2,880,047             0.1%
*                 RigNet, Inc.                                                        2,237       43,845             0.0%
#*                Ring Energy, Inc.                                                  17,873      214,476             0.0%
#*                Rowan Cos. P.L.C. Class A                                          57,621      810,727             0.0%
#                 RPC, Inc.                                                         135,339    2,459,110             0.0%
*                 RSP Permian, Inc.                                                  99,139    3,772,239             0.1%
                  Schlumberger, Ltd.                                                268,580   19,496,222             0.3%
#                 Scorpio Tankers, Inc.                                              28,191      124,040             0.0%
*                 SEACOR Holdings, Inc.                                              16,082    1,055,944             0.0%
                  SemGroup Corp. Class A                                             51,052    1,700,032             0.0%
#                 Ship Finance International, Ltd.                                   57,055      801,623             0.0%
                  SM Energy Co.                                                      70,132    1,584,282             0.0%
#*                Southwestern Energy Co.                                           206,528    1,551,025             0.0%
#*                SRC Energy, Inc.                                                  165,846    1,250,479             0.0%
#*                Superior Energy Services, Inc.                                    125,929    1,521,222             0.0%
#*                Synthesis Energy Systems, Inc.                                      9,454        7,750             0.0%
                  Targa Resources Corp.                                              86,976    4,794,987             0.1%
*                 TechnipFMC P.L.C.                                                  72,907    2,196,688             0.0%
#*                Tesco Corp.                                                        54,654      357,984             0.0%
#                 Tesoro Corp.                                                      119,603    9,533,555             0.1%
*                 TETRA Technologies, Inc.                                           78,499      261,402             0.0%
#*                Transocean, Ltd.                                                  281,896    3,109,313             0.1%
#*                Unit Corp.                                                         55,867    1,200,582             0.0%
#                 US Silica Holdings, Inc.                                           44,023    1,826,954             0.0%
*                 Vaalco Energy, Inc.                                                31,137       31,137             0.0%
                  Valero Energy Corp.                                               171,420   11,075,446             0.2%
#*                Weatherford International P.L.C.                                  408,954    2,359,665             0.0%
                  Western Refining, Inc.                                             98,475    3,396,403             0.1%
*                 Whiting Petroleum Corp.                                           229,170    1,902,111             0.0%
*                 Willbros Group, Inc.                                               47,803      131,458             0.0%
                  Williams Cos., Inc. (The)                                          88,285    2,704,170             0.0%
                  World Fuel Services Corp.                                          52,763    1,943,261             0.0%
#*                WPX Energy, Inc.                                                  310,747    3,707,212             0.1%
                                                                                            ------------ ---------------
Total Energy                                                                                 399,195,654             5.4%
                                                                                            ------------ ---------------
Financials -- (17.0%)
                  1st Source Corp.                                                   25,024    1,208,909             0.0%
                  A-Mark Precious Metals, Inc.                                        7,393      130,191             0.0%
                  Access National Corp.                                              11,999      339,932             0.0%
                  Affiliated Managers Group, Inc.                                    19,151    3,171,214             0.1%
                  Aflac, Inc.                                                        95,826    7,175,451             0.1%
*                 Alleghany Corp.                                                     7,207    4,401,315             0.1%
                  Allied World Assurance Co. Holdings AG                             79,621    4,227,079             0.1%
                  Allstate Corp. (The)                                              108,567    8,825,411             0.1%
                  Ally Financial, Inc.                                              343,635    6,803,973             0.1%
*                 Ambac Financial Group, Inc.                                        25,869      502,635             0.0%
                  American Equity Investment Life Holding Co.                       103,326    2,450,893             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
                  American Express Co.                                                259,492 $20,564,741             0.3%
                  American Financial Group, Inc.                                       68,232   6,639,656             0.1%
                  American International Group, Inc.                                  269,115  16,391,795             0.2%
                  American National Bankshares, Inc.                                    4,187     160,781             0.0%
                  American National Insurance Co.                                      17,036   1,991,849             0.0%
                  American River Bankshares                                             2,071      30,651             0.0%
                  Ameriprise Financial, Inc.                                           90,559  11,577,968             0.2%
                  Ameris Bancorp                                                       38,185   1,798,514             0.0%
                  AMERISAFE, Inc.                                                      26,204   1,508,040             0.0%
                  AmeriServ Financial, Inc.                                             3,367      13,636             0.0%
#                 AmTrust Financial Services, Inc.                                    182,041   2,921,758             0.0%
                  Aon P.L.C.                                                           39,459   4,728,767             0.1%
*                 Arch Capital Group, Ltd.                                             57,433   5,569,278             0.1%
                  Argo Group International Holdings, Ltd.                              34,410   2,269,340             0.0%
#                 Arrow Financial Corp.                                                14,304     489,912             0.0%
                  Arthur J Gallagher & Co.                                             56,579   3,157,674             0.1%
#                 Artisan Partners Asset Management, Inc. Class A                      41,907   1,227,875             0.0%
                  Aspen Insurance Holdings, Ltd.                                       53,638   2,807,949             0.0%
                  Associated Banc-Corp                                                130,908   3,259,609             0.1%
                  Assurant, Inc.                                                       58,469   5,627,057             0.1%
                  Assured Guaranty, Ltd.                                              141,072   5,379,075             0.1%
*                 Asta Funding, Inc.                                                      736       6,182             0.0%
                  Astoria Financial Corp.                                             140,092   2,856,476             0.0%
*                 Atlantic Capital Bancshares, Inc.                                     1,179      23,108             0.0%
*                 Atlantic Coast Financial Corp.                                        1,768      13,737             0.0%
*                 Atlanticus Holdings Corp.                                            12,895      33,527             0.0%
*                 Atlas Financial Holdings, Inc.                                        4,819      62,406             0.0%
                  Auburn National Bancorporation, Inc.                                    757      25,503             0.0%
                  Axis Capital Holdings, Ltd.                                          75,408   4,969,387             0.1%
                  Baldwin & Lyons, Inc. Class A                                           298       6,973             0.0%
                  Baldwin & Lyons, Inc. Class B                                         9,068     222,166             0.0%
#                 Banc of California, Inc.                                             56,944   1,235,685             0.0%
                  BancFirst Corp.                                                      16,361   1,571,474             0.0%
*                 Bancorp, Inc. (The)                                                  29,339     189,237             0.0%
                  BancorpSouth, Inc.                                                  116,483   3,546,907             0.1%
                  Bank Mutual Corp.                                                    41,770     384,284             0.0%
                  Bank of America Corp.                                             2,292,857  53,515,282             0.7%
                  Bank of Commerce Holdings                                             4,204      47,295             0.0%
#                 Bank of Hawaii Corp.                                                 43,487   3,543,321             0.1%
                  Bank of Marin Bancorp                                                 5,176     326,864             0.0%
                  Bank of New York Mellon Corp. (The)                                 265,290  12,484,547             0.2%
#                 Bank of the Ozarks, Inc.                                             81,324   3,860,450             0.1%
                  BankFinancial Corp.                                                  23,262     343,812             0.0%
                  BankUnited, Inc.                                                     97,515   3,441,304             0.1%
                  Banner Corp.                                                         29,912   1,651,142             0.0%
                  Bar Harbor Bankshares                                                 8,161     251,277             0.0%
                  BB&T Corp.                                                          202,445   8,741,575             0.1%
                  BCB Bancorp, Inc.                                                     2,691      42,518             0.0%
                  Bear State Financial, Inc.                                              110       1,032             0.0%
                  Beneficial Bancorp, Inc.                                             80,152   1,282,432             0.0%
*                 Berkshire Hathaway, Inc. Class B                                    159,711  26,385,854             0.4%
                  Berkshire Hills Bancorp, Inc.                                        33,028   1,238,550             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Financials -- (Continued)
                  BGC Partners, Inc. Class A                                       328,819 $ 3,741,960             0.1%
                  BlackRock, Inc.                                                   30,468  11,717,079             0.2%
                  Blue Hills Bancorp, Inc.                                           2,178      39,422             0.0%
                  BNC Bancorp                                                       26,555     888,265             0.0%
#*                BofI Holding, Inc.                                                55,788   1,332,775             0.0%
#                 BOK Financial Corp.                                               38,902   3,279,050             0.1%
                  Boston Private Financial Holdings, Inc.                          109,508   1,708,325             0.0%
                  Bridge Bancorp, Inc.                                               4,937     178,966             0.0%
                  Brookline Bancorp, Inc.                                           98,733   1,436,565             0.0%
                  Brown & Brown, Inc.                                              137,962   5,918,570             0.1%
#                 Bryn Mawr Bank Corp.                                              21,164     907,936             0.0%
                  C&F Financial Corp.                                                  353      17,650             0.0%
#                 California First National Bancorp                                  1,859      30,674             0.0%
                  Camden National Corp.                                             14,891     636,590             0.0%
                  Capital Bank Financial Corp. Class A                              28,784   1,194,536             0.0%
                  Capital City Bank Group, Inc.                                     10,928     225,226             0.0%
                  Capital One Financial Corp.                                      128,772  10,350,693             0.1%
                  Capitol Federal Financial, Inc.                                  186,164   2,723,579             0.0%
*                 Cascade Bancorp                                                   31,962     239,076             0.0%
                  Cathay General Bancorp                                            87,165   3,316,628             0.1%
                  CBOE Holdings, Inc.                                               40,772   3,360,021             0.1%
                  CenterState Banks, Inc.                                           60,833   1,534,817             0.0%
                  Central Pacific Financial Corp.                                   41,241   1,290,018             0.0%
                  Century Bancorp, Inc. Class A                                      1,308      82,469             0.0%
                  Charles Schwab Corp. (The)                                       167,241   6,497,313             0.1%
                  Charter Financial Corp.                                            4,551      83,511             0.0%
                  Chemical Financial Corp.                                          64,073   3,040,264             0.0%
                  Chubb, Ltd.                                                       94,108  12,916,323             0.2%
#                 Cincinnati Financial Corp.                                        72,727   5,242,889             0.1%
#                 CIT Group, Inc.                                                   74,984   3,472,509             0.1%
                  Citigroup, Inc.                                                  618,174  36,546,447             0.5%
#                 Citizens & Northern Corp.                                          5,885     136,826             0.0%
                  Citizens Community Bancorp, Inc.                                   1,100      15,774             0.0%
                  Citizens Financial Group, Inc.                                   164,685   6,045,586             0.1%
                  Citizens Holding Co.                                                 200       4,770             0.0%
#*                Citizens, Inc.                                                    28,479     200,777             0.0%
                  City Holding Co.                                                  18,482   1,313,885             0.0%
                  Clifton Bancorp, Inc.                                             31,379     524,029             0.0%
                  CME Group, Inc.                                                   73,811   8,576,100             0.1%
#                 CNA Financial Corp.                                               71,240   3,224,322             0.1%
                  CNB Financial Corp.                                                7,770     185,625             0.0%
                  CNO Financial Group, Inc.                                        150,916   3,179,800             0.1%
                  CoBiz Financial, Inc.                                             43,345     712,158             0.0%
                  Codorus Valley Bancorp, Inc.                                         622      18,032             0.0%
#                 Cohen & Steers, Inc.                                              36,935   1,473,707             0.0%
                  Colony Bankcorp, Inc.                                                327       4,464             0.0%
                  Columbia Banking System, Inc.                                     82,135   3,245,154             0.1%
                  Comerica, Inc.                                                    78,765   5,568,686             0.1%
#                 Commerce Bancshares, Inc.                                         96,527   5,304,159             0.1%
                  Commercial National Financial Corp.                                  923      19,729             0.0%
#                 Community Bank System, Inc.                                       62,554   3,499,896             0.1%
#*                Community Bankers Trust Corp.                                        700       5,565             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Financials -- (Continued)
                  Community Trust Bancorp, Inc.                                      19,888 $  893,966             0.0%
                  ConnectOne Bancorp, Inc.                                           17,330    384,726             0.0%
*                 Consumer Portfolio Services, Inc.                                  34,102    166,077             0.0%
#*                Cowen Group, Inc. Class A                                          19,850    315,615             0.0%
                  Crawford & Co. Class A                                             23,010    205,479             0.0%
#                 Crawford & Co. Class B                                             18,001    196,391             0.0%
#*                Credit Acceptance Corp.                                            19,656  3,995,082             0.1%
*                 CU Bancorp                                                          1,353     50,433             0.0%
#                 Cullen/Frost Bankers, Inc.                                         57,621  5,438,846             0.1%
*                 Customers Bancorp, Inc.                                            31,977    989,049             0.0%
#                 CVB Financial Corp.                                               136,289  2,935,665             0.0%
                  Diamond Hill Investment Group, Inc.                                 3,184    643,646             0.0%
                  Dime Community Bancshares, Inc.                                    50,101    974,464             0.0%
                  Discover Financial Services                                       151,360  9,473,622             0.1%
                  Donegal Group, Inc. Class A                                        18,236    303,812             0.0%
                  Donegal Group, Inc. Class B                                         1,947     32,856             0.0%
#*                Donnelley Financial Solutions, Inc.                                17,651    392,205             0.0%
*                 E*TRADE Financial Corp.                                           166,215  5,742,728             0.1%
*                 Eagle Bancorp, Inc.                                                26,080  1,562,192             0.0%
                  East West Bancorp, Inc.                                           138,768  7,530,939             0.1%
                  Eastern Virginia Bankshares, Inc.                                     889     10,197             0.0%
                  Eaton Vance Corp.                                                  78,453  3,367,987             0.1%
#*                eHealth, Inc.                                                       9,622    136,440             0.0%
                  EMC Insurance Group, Inc.                                          16,920    485,266             0.0%
                  Employers Holdings, Inc.                                           41,844  1,673,760             0.0%
*                 Encore Capital Group, Inc.                                         15,691    523,295             0.0%
*                 Enova International, Inc.                                          25,727    365,323             0.0%
*                 Enstar Group, Ltd.                                                 12,513  2,437,532             0.0%
                  Enterprise Bancorp, Inc.                                            3,613    126,491             0.0%
                  Enterprise Financial Services Corp.                                27,730  1,171,593             0.0%
                  Erie Indemnity Co. Class A                                         30,211  3,740,726             0.1%
                  ESSA Bancorp, Inc.                                                  7,776    117,651             0.0%
*                 Essent Group, Ltd.                                                 10,806    399,930             0.0%
                  Evans Bancorp, Inc.                                                   807     30,666             0.0%
                  EverBank Financial Corp.                                           58,738  1,145,391             0.0%
#                 Evercore Partners, Inc. Class A                                    45,505  3,355,994             0.1%
                  Everest Re Group, Ltd.                                             24,621  6,197,352             0.1%
#*                Ezcorp, Inc. Class A                                               50,309    455,296             0.0%
#                 FactSet Research Systems, Inc.                                     14,215  2,320,741             0.0%
                  Farmers Capital Bank Corp.                                          5,157    214,016             0.0%
                  Farmers National Banc Corp.                                           490      7,007             0.0%
                  FBL Financial Group, Inc. Class A                                  19,223  1,278,330             0.0%
*                 FCB Financial Holdings, Inc. Class A                               31,301  1,478,972             0.0%
                  Federal Agricultural Mortgage Corp. Class A                           635     34,582             0.0%
                  Federal Agricultural Mortgage Corp. Class C                         9,092    518,699             0.0%
#                 Federated Investors, Inc. Class B                                  99,672  2,673,203             0.0%
                  Federated National Holding Co.                                     13,480    216,758             0.0%
#                 Fidelity & Guaranty Life                                            2,628     74,767             0.0%
                  Fidelity Southern Corp.                                            23,195    522,351             0.0%
                  Fifth Third Bancorp                                               406,939  9,941,520             0.1%
#                 Financial Engines, Inc.                                            14,975    636,438             0.0%
                  Financial Institutions, Inc.                                       16,968    568,428             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Financials -- (Continued)
*                 First Acceptance Corp.                                            16,289 $    18,895             0.0%
                  First American Financial Corp.                                   118,781   5,156,283             0.1%
*                 First BanCorp(318672706)                                          88,232     518,804             0.0%
                  First Bancorp(318910106)                                          15,919     478,207             0.0%
                  First Bancorp, Inc.                                                4,671     125,977             0.0%
#                 First Busey Corp.                                                 49,754   1,490,132             0.0%
                  First Business Financial Services, Inc.                            6,193     164,548             0.0%
                  First Citizens BancShares, Inc. Class A                            9,362   3,258,538             0.1%
                  First Commonwealth Financial Corp.                                93,842   1,211,500             0.0%
                  First Community Bancshares, Inc.                                  15,421     408,040             0.0%
                  First Connecticut Bancorp, Inc.                                    3,987     106,453             0.0%
                  First Defiance Financial Corp.                                     6,553     351,503             0.0%
                  First Financial Bancorp                                           80,070   2,213,936             0.0%
#                 First Financial Bankshares, Inc.                                  47,172   1,884,521             0.0%
                  First Financial Corp.                                              7,979     389,375             0.0%
                  First Financial Northwest, Inc.                                   13,447     210,849             0.0%
*                 First Foundation, Inc.                                             3,854      60,508             0.0%
#                 First Horizon National Corp.                                     236,393   4,337,812             0.1%
                  First Interstate BancSystem, Inc. Class A                         29,615   1,117,966             0.0%
                  First Merchants Corp.                                             41,598   1,721,325             0.0%
                  First Midwest Bancorp, Inc.                                      117,124   2,659,886             0.0%
#                 First of Long Island Corp. (The)                                  10,731     291,883             0.0%
                  First Republic Bank                                               47,024   4,347,839             0.1%
                  First South Bancorp, Inc.                                          4,040      52,439             0.0%
*                 First United Corp.                                                 1,237      17,380             0.0%
                  FirstCash, Inc.                                                   62,082   3,225,160             0.1%
*                 Flagstar Bancorp, Inc.                                            45,437   1,328,578             0.0%
                  Flushing Financial Corp.                                          38,335   1,130,116             0.0%
                  FNB Corp.                                                        240,488   3,424,549             0.1%
#                 FNF Group                                                        140,300   5,745,285             0.1%
*                 FNFV Group                                                        46,792     641,050             0.0%
                  Franklin Resources, Inc.                                         121,946   5,257,092             0.1%
                  Fulton Financial Corp.                                           183,620   3,387,789             0.1%
#                 Gain Capital Holdings, Inc.                                       36,233     256,892             0.0%
#                 GAMCO Investors, Inc. Class A                                      6,433     184,627             0.0%
*                 Genworth Financial, Inc. Class A                                 268,656   1,085,370             0.0%
#                 German American Bancorp, Inc.                                     22,340     734,523             0.0%
#                 Glacier Bancorp, Inc.                                            103,765   3,505,182             0.1%
*                 Global Indemnity, Ltd.                                            13,212     535,747             0.0%
                  Goldman Sachs Group, Inc. (The)                                   92,294  20,655,397             0.3%
                  Great Southern Bancorp, Inc.                                      14,987     751,598             0.0%
#                 Great Western Bancorp, Inc.                                       19,702     811,722             0.0%
#*                Green Dot Corp. Class A                                           62,298   2,136,198             0.0%
#                 Greenhill & Co., Inc.                                             18,254     461,826             0.0%
*                 Greenlight Capital Re, Ltd. Class A                               30,335     653,719             0.0%
                  Guaranty Bancorp                                                  19,165     482,000             0.0%
*                 Hallmark Financial Services, Inc.                                 19,071     200,436             0.0%
                  Hancock Holding Co.                                               89,304   4,170,497             0.1%
                  Hanmi Financial Corp.                                             41,663   1,210,310             0.0%
                  Hanover Insurance Group, Inc. (The)                               41,123   3,629,927             0.1%
                  Harleysville Savings Financial Corp.                               1,326      28,522             0.0%
                  Hartford Financial Services Group, Inc. (The)                    194,678   9,414,628             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
                  Hawthorn Bancshares, Inc.                                               270 $     5,103             0.0%
#                 HCI Group, Inc.                                                      13,757     656,071             0.0%
                  Heartland Financial USA, Inc.                                        23,426   1,124,448             0.0%
                  Heritage Commerce Corp.                                              30,328     433,084             0.0%
                  Heritage Financial Corp.                                             27,673     730,567             0.0%
                  Heritage Insurance Holdings, Inc.                                    10,266     124,219             0.0%
                  Hilltop Holdings, Inc.                                              118,386   3,292,315             0.1%
                  Hingham Institution for Savings                                         248      44,514             0.0%
*                 HMN Financial, Inc.                                                     212       3,689             0.0%
                  Home Bancorp, Inc.                                                    3,783     140,501             0.0%
#                 Home BancShares, Inc.                                               121,682   3,096,807             0.0%
*                 HomeStreet, Inc.                                                     25,324     658,424             0.0%
*                 HomeTrust Bancshares, Inc.                                            6,636     165,900             0.0%
                  Hope Bancorp, Inc.                                                  185,003   3,387,405             0.1%
                  HopFed Bancorp, Inc.                                                  1,664      24,544             0.0%
                  Horace Mann Educators Corp.                                          36,283   1,402,338             0.0%
                  Horizon Bancorp                                                      13,134     354,487             0.0%
                  Huntington Bancshares, Inc.                                         618,597   7,955,157             0.1%
                  Iberiabank Corp.                                                     36,502   2,896,434             0.0%
#*                Impac Mortgage Holdings, Inc.                                         1,461      20,892             0.0%
                  Independence Holding Co.                                              7,983     151,278             0.0%
                  Independent Bank Corp.                                               35,301   2,234,553             0.0%
                  Independent Bank Group, Inc.                                         10,217     614,553             0.0%
                  Infinity Property & Casualty Corp.                                    7,323     726,808             0.0%
#                 Interactive Brokers Group, Inc. Class A                              81,580   2,841,431             0.0%
                  Intercontinental Exchange, Inc.                                     143,690   8,650,138             0.1%
                  International Bancshares Corp.                                       77,620   2,902,988             0.0%
*                 INTL. FCStone, Inc.                                                  21,939     819,422             0.0%
                  Invesco, Ltd.                                                       209,393   6,897,405             0.1%
                  Investment Technology Group, Inc.                                    28,559     568,610             0.0%
                  Investors Bancorp, Inc.                                             272,898   3,779,637             0.1%
                  Investors Title Co.                                                     675     120,299             0.0%
                  James River Group Holdings, Ltd.                                      4,822     210,046             0.0%
                  Janus Capital Group, Inc.                                           190,323   2,599,812             0.0%
                  JPMorgan Chase & Co.                                              1,040,250  90,501,750             1.2%
*                 KCG Holdings, Inc. Class A                                           59,042   1,174,936             0.0%
                  Kearny Financial Corp.                                               73,572   1,074,151             0.0%
                  Kemper Corp.                                                         54,671   2,151,304             0.0%
                  Kentucky First Federal Bancorp                                        1,549      15,025             0.0%
                  KeyCorp                                                             473,034   8,628,140             0.1%
#*                Ladenburg Thalmann Financial Services, Inc.                          91,438     254,198             0.0%
                  Lake Shore Bancorp, Inc.                                                125       1,986             0.0%
                  Lakeland Bancorp, Inc.                                               36,172     703,545             0.0%
                  Lakeland Financial Corp.                                             27,255   1,244,463             0.0%
                  Landmark Bancorp, Inc.                                                1,473      45,442             0.0%
                  LegacyTexas Financial Group, Inc.                                    63,585   2,404,149             0.0%
                  Legg Mason, Inc.                                                     85,041   3,178,833             0.1%
#*                LendingClub Corp.                                                   191,196   1,118,497             0.0%
*                 LendingTree, Inc.                                                     7,499   1,056,609             0.0%
                  Leucadia National Corp.                                             148,743   3,776,585             0.1%
                  Lincoln National Corp.                                              105,037   6,925,089             0.1%
                  Loews Corp.                                                         106,270   4,954,307             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Financials -- (Continued)
                  LPL Financial Holdings, Inc.                                     123,794 $ 5,204,300             0.1%
                  M&T Bank Corp.                                                    42,957   6,675,947             0.1%
                  Macatawa Bank Corp.                                               18,166     173,849             0.0%
                  Mackinac Financial Corp.                                           1,448      21,575             0.0%
#                 Maiden Holdings, Ltd.                                             96,205   1,188,132             0.0%
                  MainSource Financial Group, Inc.                                  19,975     683,145             0.0%
                  Manning & Napier, Inc.                                             9,498      55,088             0.0%
#*                Markel Corp.                                                       6,509   6,311,126             0.1%
                  MarketAxess Holdings, Inc.                                        18,326   3,528,122             0.1%
                  Marlin Business Services Corp.                                    17,363     441,888             0.0%
                  Marsh & McLennan Cos., Inc.                                       55,808   4,137,047             0.1%
                  MB Financial, Inc.                                                72,336   3,075,003             0.0%
*                 MBIA, Inc.                                                       166,900   1,401,960             0.0%
                  MBT Financial Corp.                                                5,875      65,800             0.0%
                  Mercantile Bank Corp.                                             10,767     362,094             0.0%
                  Merchants Bancshares, Inc.                                         2,632     131,074             0.0%
#                 Mercury General Corp.                                             47,457   2,918,131             0.0%
                  Meridian Bancorp, Inc.                                            63,919   1,121,778             0.0%
#                 Meta Financial Group, Inc.                                        11,632     987,557             0.0%
                  MetLife, Inc.                                                    191,886   9,941,614             0.1%
*                 MGIC Investment Corp.                                            111,894   1,179,363             0.0%
                  MidSouth Bancorp, Inc.                                             7,404     112,911             0.0%
                  MidWestOne Financial Group, Inc.                                   6,223     215,938             0.0%
                  Moelis & Co. Class A                                              23,513     862,927             0.0%
#                 Moody's Corp.                                                     27,726   3,280,540             0.1%
                  Morgan Stanley                                                   353,271  15,321,363             0.2%
                  Morningstar, Inc.                                                 23,587   1,724,917             0.0%
*                 MSB Financial Corp.                                                  782      13,763             0.0%
                  MSCI, Inc.                                                        67,973   6,819,051             0.1%
                  MutualFirst Financial, Inc.                                        1,660      54,697             0.0%
                  Nasdaq, Inc.                                                      88,383   6,086,937             0.1%
                  National Bank Holdings Corp. Class A                              28,145     888,538             0.0%
                  National General Holdings Corp.                                   59,657   1,356,600             0.0%
                  National Western Life Group, Inc. Class A                          1,081     331,045             0.0%
#*                Nationstar Mortgage Holdings, Inc.                                 1,415      22,796             0.0%
                  Navient Corp.                                                    398,759   6,061,137             0.1%
                  Navigators Group, Inc. (The)                                      41,112   2,222,104             0.0%
#                 NBT Bancorp, Inc.                                                 58,704   2,241,319             0.0%
                  Nelnet, Inc. Class A                                              33,841   1,523,183             0.0%
                  New York Community Bancorp, Inc.                                 208,972   2,777,238             0.0%
                  NewStar Financial, Inc.                                           34,788     373,623             0.0%
*                 Nicholas Financial, Inc.                                             945       9,431             0.0%
*                 NMI Holdings, Inc. Class A                                        34,751     403,112             0.0%
                  Northeast Community Bancorp, Inc.                                  5,046      42,891             0.0%
                  Northern Trust Corp.                                             114,426  10,298,340             0.1%
                  Northfield Bancorp, Inc.                                          60,150   1,105,557             0.0%
                  Northrim BanCorp, Inc.                                             6,426     205,632             0.0%
#                 Northwest Bancshares, Inc.                                       139,017   2,243,734             0.0%
                  Norwood Financial Corp.                                               71       2,641             0.0%
                  OceanFirst Financial Corp.                                        28,706     793,721             0.0%
#*                Ocwen Financial Corp.                                             17,052      39,049             0.0%
                  OFG Bancorp                                                       60,052     702,608             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Financials -- (Continued)
                  Ohio Valley Banc Corp.                                             1,078 $    31,262             0.0%
                  Old Line Bancshares, Inc.                                             98       2,720             0.0%
                  Old National Bancorp.                                            149,294   2,508,139             0.0%
                  Old Republic International Corp.                                 236,951   4,900,147             0.1%
                  Old Second Bancorp, Inc.                                           9,603     115,236             0.0%
                  OM Asset Management P.L.C.                                        37,675     586,223             0.0%
                  OneBeacon Insurance Group, Ltd. Class A                           22,648     361,236             0.0%
#*                OneMain Holdings, Inc.                                            47,807   1,114,859             0.0%
                  Oppenheimer Holdings, Inc. Class A                                10,148     175,560             0.0%
                  Opus Bank                                                         14,534     327,742             0.0%
                  Oritani Financial Corp.                                           53,047     899,147             0.0%
                  Pacific Continental Corp.                                         17,981     449,525             0.0%
*                 Pacific Mercantile Bancorp                                         8,734      67,689             0.0%
*                 Pacific Premier Bancorp, Inc.                                     32,684   1,194,600             0.0%
                  PacWest Bancorp                                                  104,911   5,181,554             0.1%
                  Park National Corp.                                               10,937   1,153,088             0.0%
                  Park Sterling Corp.                                               37,707     463,796             0.0%
                  Peapack Gladstone Financial Corp.                                  9,399     301,332             0.0%
                  Penns Woods Bancorp, Inc.                                          3,317     138,319             0.0%
#*                PennyMac Financial Services, Inc. Class A                         26,565     438,323             0.0%
                  People's United Financial, Inc.                                  217,946   3,807,517             0.1%
                  People's Utah Bancorp                                                400      10,560             0.0%
                  Peoples Bancorp of North Carolina, Inc.                              126       3,571             0.0%
                  Peoples Bancorp, Inc.                                             13,722     459,413             0.0%
                  Peoples Financial Services Corp.                                     759      34,109             0.0%
*                 PHH Corp.                                                         77,936   1,005,374             0.0%
*                 PICO Holdings, Inc.                                               11,695     188,290             0.0%
#                 Pinnacle Financial Partners, Inc.                                 37,651   2,409,664             0.0%
                  Piper Jaffray Cos.                                                10,045     628,817             0.0%
                  PJT Partners, Inc. Class A                                           600      20,796             0.0%
                  PNC Financial Services Group, Inc. (The)                         122,824  14,708,174             0.2%
                  Popular, Inc.                                                     94,942   3,979,019             0.1%
#*                PRA Group, Inc.                                                   47,874   1,541,543             0.0%
                  Preferred Bank                                                    13,076     692,897             0.0%
                  Premier Financial Bancorp, Inc.                                    2,098      44,960             0.0%
#                 Primerica, Inc.                                                   54,493   4,566,513             0.1%
                  Principal Financial Group, Inc.                                  142,924   9,308,640             0.1%
                  PrivateBancorp, Inc.                                              71,630   4,138,065             0.1%
                  ProAssurance Corp.                                                47,279   2,926,570             0.0%
                  Progressive Corp. (The)                                          221,290   8,789,639             0.1%
                  Prosperity Bancshares, Inc.                                       61,371   4,124,131             0.1%
                  Provident Financial Holdings, Inc.                                 6,656     127,995             0.0%
                  Provident Financial Services, Inc.                                82,071   2,108,404             0.0%
                  Prudential Bancorp, Inc.                                           1,572      28,170             0.0%
                  Prudential Financial, Inc.                                        79,116   8,467,786             0.1%
                  Pzena Investment Management, Inc. Class A                          8,763      90,171             0.0%
                  QCR Holdings, Inc.                                                 4,136     188,602             0.0%
                  Radian Group, Inc.                                                80,134   1,352,662             0.0%
                  Raymond James Financial, Inc.                                     70,406   5,246,655             0.1%
*                 Regional Management Corp.                                         11,293     223,940             0.0%
                  Regions Financial Corp.                                          562,877   7,739,559             0.1%
                  Reinsurance Group of America, Inc.                                36,993   4,625,605             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Financials -- (Continued)
                  RenaissanceRe Holdings, Ltd.                                      41,763 $ 5,937,446             0.1%
                  Renasant Corp.                                                    58,904   2,497,530             0.0%
                  Republic Bancorp, Inc. Class A                                    14,570     524,229             0.0%
#*                Republic First Bancorp, Inc.                                       8,744      75,198             0.0%
                  Riverview Bancorp, Inc.                                            5,533      40,170             0.0%
#                 RLI Corp.                                                         35,939   2,056,430             0.0%
*                 Royal Bancshares of Pennsylvania, Inc. Class A                     4,578      19,594             0.0%
                  S&P Global, Inc.                                                  22,401   3,005,990             0.0%
                  S&T Bancorp, Inc.                                                 28,431   1,022,379             0.0%
*                 Safeguard Scientifics, Inc.                                       28,786     365,582             0.0%
                  Safety Insurance Group, Inc.                                      21,435   1,551,894             0.0%
                  Salisbury Bancorp, Inc.                                              300      11,775             0.0%
                  Sandy Spring Bancorp, Inc.                                        25,039   1,082,937             0.0%
*                 Santander Consumer USA Holdings, Inc.                            215,309   2,743,037             0.0%
                  SB Financial Group, Inc.                                             600      10,380             0.0%
*                 Seacoast Banking Corp. of Florida                                 32,942     797,196             0.0%
                  SEI Investments Co.                                               33,229   1,685,043             0.0%
                  Selective Insurance Group, Inc.                                   78,380   4,138,464             0.1%
#                 ServisFirst Bancshares, Inc.                                      40,531   1,532,072             0.0%
                  Shore Bancshares, Inc.                                             1,418      23,525             0.0%
                  SI Financial Group, Inc.                                           4,396      65,720             0.0%
                  Sierra Bancorp                                                    10,804     270,856             0.0%
#*                Signature Bank                                                    31,123   4,308,979             0.1%
                  Simmons First National Corp. Class A                              36,932   2,018,334             0.0%
*                 SLM Corp.                                                        522,602   6,553,429             0.1%
                  South State Corp.                                                 31,075   2,739,261             0.0%
*                 Southern First Bancshares, Inc.                                       18         607             0.0%
                  Southern Missouri Bancorp, Inc.                                      130       4,329             0.0%
                  Southern National Bancorp of Virginia, Inc.                          417       7,594             0.0%
                  Southside Bancshares, Inc.                                        26,964     936,190             0.0%
                  Southwest Bancorp, Inc.                                           25,827     670,211             0.0%
                  State Auto Financial Corp.                                        27,200     730,864             0.0%
#                 State Bank Financial Corp.                                        20,144     541,068             0.0%
                  State National Cos., Inc.                                          3,396      49,819             0.0%
                  State Street Corp.                                                94,487   7,927,459             0.1%
#                 Sterling Bancorp                                                 176,996   4,115,157             0.1%
                  Stewart Information Services Corp.                                34,612   1,641,993             0.0%
#*                Stifel Financial Corp.                                            53,898   2,633,995             0.0%
#                 Stock Yards Bancorp, Inc.                                         25,424   1,042,384             0.0%
                  Stonegate Bank                                                     3,378     155,050             0.0%
                  Summit State Bank                                                    451       5,931             0.0%
                  Sun Bancorp, Inc.                                                 12,907     322,030             0.0%
                  SunTrust Banks, Inc.                                             135,540   7,700,027             0.1%
*                 SVB Financial Group                                               33,790   5,945,013             0.1%
                  Synchrony Financial                                              534,264  14,852,539             0.2%
                  Synovus Financial Corp.                                          126,132   5,272,318             0.1%
#                 T Rowe Price Group, Inc.                                         128,061   9,078,244             0.1%
                  TCF Financial Corp.                                              201,689   3,329,885             0.1%
#                 TD Ameritrade Holding Corp.                                      187,878   7,190,091             0.1%
                  Territorial Bancorp, Inc.                                         11,411     353,170             0.0%
#                 Teton Advisors, Inc. Class A                                          29       1,419             0.0%
#*                Texas Capital Bancshares, Inc.                                    62,293   4,740,497             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Financials -- (Continued)
                  TFS Financial Corp.                                                 135,866 $ 2,247,224             0.0%
*                 Third Point Reinsurance, Ltd.                                         1,821      22,034             0.0%
                  Timberland Bancorp, Inc.                                                899      19,931             0.0%
                  Tiptree, Inc.                                                        47,142     332,351             0.0%
#                 Tompkins Financial Corp.                                             17,476   1,444,741             0.0%
                  Torchmark Corp.                                                      64,177   4,923,018             0.1%
                  Towne Bank                                                           36,595   1,187,508             0.0%
                  Travelers Cos., Inc. (The)                                          120,848  14,702,368             0.2%
                  Trico Bancshares                                                     25,588     907,350             0.0%
*                 TriState Capital Holdings, Inc.                                      22,174     552,133             0.0%
                  TrustCo Bank Corp. NY                                               123,977     985,617             0.0%
#                 Trustmark Corp.                                                      95,584   3,175,301             0.1%
                  U.S. Bancorp.                                                       445,407  22,840,471             0.3%
#                 UMB Financial Corp.                                                  43,823   3,176,729             0.1%
                  Umpqua Holdings Corp.                                               183,754   3,246,933             0.1%
                  Union Bankshares Corp.                                               44,960   1,539,430             0.0%
                  Union Bankshares, Inc.                                                  337      14,171             0.0%
                  United Bancshares, Inc.                                                 606      13,211             0.0%
#                 United Bankshares, Inc.                                              93,591   3,734,293             0.1%
                  United Community Banks, Inc.                                         96,002   2,625,655             0.0%
                  United Community Financial Corp.                                     43,131     368,339             0.0%
                  United Financial Bancorp, Inc.                                       53,663     926,760             0.0%
                  United Fire Group, Inc.                                              28,263   1,243,572             0.0%
#                 United Insurance Holdings Corp.                                      20,864     318,385             0.0%
*                 United Security Bancshares                                            2,224      18,570             0.0%
                  Unity Bancorp, Inc.                                                   2,708      44,276             0.0%
                  Universal Insurance Holdings, Inc.                                   55,727   1,451,688             0.0%
                  Univest Corp. of Pennsylvania                                        27,298     827,129             0.0%
                  Unum Group                                                          117,297   5,434,370             0.1%
                  Validus Holdings, Ltd.                                               74,799   4,134,889             0.1%
                  Valley National Bancorp                                             217,209   2,554,378             0.0%
                  Value Line, Inc.                                                      1,300      22,724             0.0%
#                 Virtu Financial, Inc. Class A                                         4,916      75,706             0.0%
#                 Virtus Investment Partners, Inc.                                      6,798     723,307             0.0%
                  Voya Financial, Inc.                                                 85,984   3,214,082             0.1%
#                 Waddell & Reed Financial, Inc. Class A                               70,107   1,261,225             0.0%
#*                Walker & Dunlop, Inc.                                                42,143   1,890,114             0.0%
                  Washington Federal, Inc.                                            122,083   4,114,197             0.1%
                  Washington Trust Bancorp, Inc.                                       18,309     900,803             0.0%
                  WashingtonFirst Bankshares, Inc.                                      2,077      58,426             0.0%
                  Waterstone Financial, Inc.                                           36,010     684,190             0.0%
                  Wayne Savings Bancshares, Inc.                                          243       4,430             0.0%
#                 Webster Financial Corp.                                              93,484   4,749,922             0.1%
                  Wells Fargo & Co.                                                 1,359,402  73,190,204             1.0%
                  WesBanco, Inc.                                                       42,733   1,701,201             0.0%
                  West Bancorporation, Inc.                                            19,598     456,633             0.0%
                  Westamerica Bancorporation                                           25,656   1,411,593             0.0%
*                 Western Alliance Bancorp                                            101,538   4,863,670             0.1%
                  Western New England Bancorp, Inc.                                    29,382     308,511             0.0%
                  Westwood Holdings Group, Inc.                                         8,447     471,343             0.0%
                  White Mountains Insurance Group, Ltd.                                 4,535   3,895,293             0.1%
                  Willis Towers Watson P.L.C.                                          46,472   6,163,117             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                    SHARES      VALUE+     OF NET ASSETS**
                                                                                    ------- -------------- ---------------
Financials -- (Continued)
                  Wintrust Financial Corp.                                           49,595 $    3,514,302             0.1%
#                 WisdomTree Investments, Inc.                                       64,470        538,325             0.0%
#*                WMIH Corp.                                                         30,190         45,285             0.0%
*                 World Acceptance Corp.                                              8,220        434,838             0.0%
#                 WR Berkley Corp.                                                   70,607      4,799,864             0.1%
                  WSFS Financial Corp.                                               34,077      1,608,434             0.0%
                  WVS Financial Corp.                                                   757         11,544             0.0%
#*                Xenith Bankshares, Inc.                                               300          8,106             0.0%
                  XL Group, Ltd.                                                    118,012      4,938,802             0.1%
#                 Zions Bancorporation                                              135,981      5,443,319             0.1%
                                                                                            -------------- ---------------
Total Financials                                                                             1,394,389,060            18.9%
                                                                                            -------------- ---------------
Health Care -- (9.6%)
                  Abaxis, Inc.                                                       15,538        699,676             0.0%
                  Abbott Laboratories                                               436,158     19,033,935             0.3%
                  AbbVie, Inc.                                                      159,346     10,507,275             0.2%
*                 ABIOMED, Inc.                                                      10,100      1,316,232             0.0%
#*                Acadia Healthcare Co., Inc.                                        46,615      2,031,482             0.0%
#*                ACADIA Pharmaceuticals, Inc.                                        9,919        340,519             0.0%
*                 Accuray, Inc.                                                      33,775        153,676             0.0%
                  Aceto Corp.                                                        27,851        441,438             0.0%
#*                Achillion Pharmaceuticals, Inc.                                    22,809         77,779             0.0%
*                 Acorda Therapeutics, Inc.                                          23,989        387,422             0.0%
#*                Adamas Pharmaceuticals, Inc.                                        5,589         91,548             0.0%
*                 Addus HomeCare Corp.                                               11,870        402,986             0.0%
                  Aetna, Inc.                                                       117,503     15,871,130             0.2%
                  Agilent Technologies, Inc.                                        108,165      5,954,483             0.1%
#*                Akorn, Inc.                                                        88,469      2,959,288             0.1%
#*                Albany Molecular Research, Inc.                                    19,802        317,030             0.0%
*                 Alere, Inc.                                                        60,074      2,953,839             0.1%
*                 Alexion Pharmaceuticals, Inc.                                      11,999      1,533,232             0.0%
*                 Align Technology, Inc.                                             36,980      4,978,248             0.1%
*                 Alkermes P.L.C.                                                    16,011        932,641             0.0%
                  Allergan P.L.C.                                                    68,827     16,784,152             0.2%
*                 Alliance HealthCare Services, Inc.                                  3,441         45,077             0.0%
*                 Allscripts Healthcare Solutions, Inc.                             148,560      1,778,263             0.0%
*                 Almost Family, Inc.                                                11,914        591,530             0.0%
#*                Alnylam Pharmaceuticals, Inc.                                      15,913        852,937             0.0%
*                 AMAG Pharmaceuticals, Inc.                                          7,668        187,099             0.0%
#*                Amedisys, Inc.                                                     25,757      1,396,029             0.0%
#                 AmerisourceBergen Corp.                                            34,492      2,830,069             0.1%
                  Amgen, Inc.                                                       109,613     17,901,995             0.3%
#*                Amicus Therapeutics, Inc.                                           1,972         15,145             0.0%
#*                AMN Healthcare Services, Inc.                                      64,083      2,617,791             0.0%
#*                Amphastar Pharmaceuticals, Inc.                                    17,909        270,426             0.0%
                  Analogic Corp.                                                     14,391      1,033,993             0.0%
*                 AngioDynamics, Inc.                                                50,849        789,176             0.0%
#*                ANI Pharmaceuticals, Inc.                                           8,568        463,700             0.0%
#*                Anika Therapeutics, Inc.                                           16,824        776,091             0.0%
                  Anthem, Inc.                                                       83,721     14,893,129             0.2%
*                 Aptevo Therapeutics, Inc.                                          20,118         40,236             0.0%
#*                AquaBounty Technologies, Inc.                                         139          1,080             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Health Care -- (Continued)
#*                Aralez Pharmaceuticals, Inc.                                      19,179 $    30,878             0.0%
*                 Assembly Biosciences, Inc.                                         5,469     129,232             0.0%
#*                athenahealth, Inc.                                                 8,584     841,318             0.0%
                  Atrion Corp.                                                       1,573     813,398             0.0%
                  Baxter International, Inc.                                       108,007   6,013,830             0.1%
                  Becton Dickinson and Co.                                          26,758   5,002,943             0.1%
*                 Bio-Rad Laboratories, Inc. Class A                                19,968   4,358,216             0.1%
*                 Bio-Rad Laboratories, Inc. Class B                                   630     125,260             0.0%
                  Bio-Techne Corp.                                                  16,441   1,760,502             0.0%
*                 Biogen, Inc.                                                      24,175   6,556,502             0.1%
#*                BioMarin Pharmaceutical, Inc.                                     15,781   1,512,451             0.0%
#*                BioScrip, Inc.                                                     8,203      12,469             0.0%
*                 BioSpecifics Technologies Corp.                                    7,011     397,734             0.0%
#*                BioTelemetry, Inc.                                                40,786   1,341,859             0.0%
*                 Bioverativ, Inc.                                                  28,431   1,672,027             0.0%
#*                Bluebird Bio, Inc.                                                 5,643     501,945             0.0%
*                 Boston Scientific Corp.                                          257,387   6,789,869             0.1%
*                 Bovie Medical Corp.                                                6,717      18,136             0.0%
                  Bristol-Myers Squibb Co.                                         113,015   6,334,491             0.1%
#*                Brookdale Senior Living, Inc.                                    127,499   1,656,212             0.0%
                  Bruker Corp.                                                      60,034   1,464,229             0.0%
*                 Cambrex Corp.                                                     41,460   2,460,651             0.0%
                  Cantel Medical Corp.                                              27,844   2,071,872             0.0%
#*                Capital Senior Living Corp.                                       30,415     424,898             0.0%
#*                Cara Therapeutics, Inc.                                           12,849     204,171             0.0%
#                 Cardinal Health, Inc.                                             56,563   4,105,908             0.1%
*                 Catalent, Inc.                                                    82,508   2,415,834             0.0%
*                 Celgene Corp.                                                     64,531   8,005,071             0.1%
*                 Centene Corp.                                                     96,041   7,145,450             0.1%
#*                Cerner Corp.                                                      28,400   1,838,900             0.0%
*                 Charles River Laboratories International, Inc.                    44,923   4,029,593             0.1%
#                 Chemed Corp.                                                      14,479   2,915,781             0.1%
*                 Chimerix, Inc.                                                     2,066      12,355             0.0%
                  Cigna Corp.                                                       70,425  11,012,357             0.2%
#*                Civitas Solutions, Inc.                                            6,479     115,326             0.0%
*                 Community Health Systems, Inc.                                    35,357     304,424             0.0%
#                 Computer Programs & Systems, Inc.                                  2,823      77,491             0.0%
*                 Concert Pharmaceuticals, Inc.                                      3,748      59,481             0.0%
                  CONMED Corp.                                                      20,661   1,015,695             0.0%
                  Cooper Cos., Inc. (The)                                           19,448   3,896,018             0.1%
*                 Corcept Therapeutics, Inc.                                        15,084     143,901             0.0%
*                 CorVel Corp.                                                      16,620     739,590             0.0%
                  CR Bard, Inc.                                                     14,863   4,570,075             0.1%
*                 Cross Country Healthcare, Inc.                                    27,041     377,763             0.0%
*                 CryoLife, Inc.                                                    34,272     622,037             0.0%
#*                Cumberland Pharmaceuticals, Inc.                                  12,297      71,692             0.0%
*                 Cutera, Inc.                                                       8,996     175,872             0.0%
#*                Cyclacel Pharmaceuticals, Inc.                                     2,509      13,549             0.0%
                  Danaher Corp.                                                    156,317  13,025,896             0.2%
*                 DaVita, Inc.                                                     123,398   8,515,696             0.1%
                  DENTSPLY SIRONA, Inc.                                             93,488   5,912,181             0.1%
#*                Depomed, Inc.                                                     62,657     751,257             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Health Care -- (Continued)
#*                DexCom, Inc.                                                        8,806 $   686,516             0.0%
                  Digirad Corp.                                                       8,621      40,519             0.0%
#*                Diplomat Pharmacy, Inc.                                            14,979     233,672             0.0%
*                 Edwards Lifesciences Corp.                                         35,600   3,904,252             0.1%
                  Eli Lilly & Co.                                                    73,109   5,999,325             0.1%
#*                Emergent BioSolutions, Inc.                                        28,252     845,017             0.0%
#*                Enanta Pharmaceuticals, Inc.                                        8,821     280,067             0.0%
#*                Endo International P.L.C.                                          93,217   1,059,877             0.0%
                  Ensign Group, Inc. (The)                                           53,101     953,163             0.0%
#*                Envision Healthcare Corp.                                          94,208   5,278,474             0.1%
*                 Enzo Biochem, Inc.                                                 65,415     575,652             0.0%
#*                Epizyme, Inc.                                                       1,006      18,158             0.0%
*                 Exactech, Inc.                                                     13,685     405,760             0.0%
#*                Exelixis, Inc.                                                     69,994   1,567,866             0.0%
*                 Express Scripts Holding Co.                                       252,286  15,475,223             0.2%
*                 Five Prime Therapeutics, Inc.                                      46,549   1,622,698             0.0%
*                 Five Star Senior Living, Inc.                                       4,925       9,358             0.0%
#*                Fluidigm Corp.                                                      3,288      16,243             0.0%
#*                Genesis Healthcare, Inc.                                           12,117      29,323             0.0%
#*                Genocea Biosciences, Inc.                                           2,269      14,499             0.0%
                  Gilead Sciences, Inc.                                             126,441   8,667,531             0.1%
#*                Globus Medical, Inc. Class A                                       66,626   2,020,767             0.0%
*                 Haemonetics Corp.                                                  31,807   1,332,077             0.0%
#*                Halyard Health, Inc.                                               57,600   2,275,200             0.0%
#*                Hanger, Inc.                                                       14,155     185,289             0.0%
#*                Harvard Bioscience, Inc.                                           31,221      74,930             0.0%
*                 HCA Holdings, Inc.                                                 21,318   1,795,189             0.0%
#*                HealthEquity, Inc.                                                 14,396     655,306             0.0%
#                 HealthSouth Corp.                                                  73,930   3,467,317             0.1%
#*                HealthStream, Inc.                                                 31,090     863,991             0.0%
#*                Henry Schein, Inc.                                                 28,323   4,922,537             0.1%
                  Hill-Rom Holdings, Inc.                                            74,348   5,623,683             0.1%
*                 HMS Holdings Corp.                                                 70,980   1,452,961             0.0%
*                 Hologic, Inc.                                                     155,033   6,999,740             0.1%
#*                Horizon Pharma P.L.C.                                             103,100   1,585,678             0.0%
                  Humana, Inc.                                                       62,179  13,802,494             0.2%
*                 ICU Medical, Inc.                                                  14,886   2,289,467             0.0%
#*                IDEXX Laboratories, Inc.                                           26,214   4,396,874             0.1%
*                 Illumina, Inc.                                                      8,304   1,535,077             0.0%
*                 Impax Laboratories, Inc.                                           33,623     472,403             0.0%
*                 INC Research Holdings, Inc. Class A                                45,489   2,047,005             0.0%
#*                Incyte Corp.                                                       30,212   3,754,747             0.1%
*                 Innoviva, Inc.                                                      2,689      31,690             0.0%
*                 Inogen, Inc.                                                       10,076     835,200             0.0%
#*                Inotek Pharmaceuticals Corp.                                        4,300       8,600             0.0%
#*                Insys Therapeutics, Inc.                                            8,375      94,219             0.0%
*                 Integer Holdings Corp.                                             14,328     526,554             0.0%
#*                Integra LifeSciences Holdings Corp.                                56,322   2,589,122             0.0%
#*                Intuitive Surgical, Inc.                                            3,021   2,525,163             0.0%
#                 Invacare Corp.                                                     18,734     275,390             0.0%
*                 Invitae Corp.                                                       1,700      18,751             0.0%
#*                Ionis Pharmaceuticals, Inc.                                         5,933     285,911             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Health Care -- (Continued)
*                 IRIDEX Corp.                                                       3,478 $    39,649             0.0%
#*                Jazz Pharmaceuticals P.L.C.                                       10,459   1,665,910             0.0%
                  Johnson & Johnson                                                426,273  52,631,927             0.7%
#*                Juniper Pharmaceuticals, Inc.                                      1,325       6,095             0.0%
*                 K2M Group Holdings, Inc.                                           1,000      22,150             0.0%
*                 Karyopharm Therapeutics, Inc.                                     20,164     206,076             0.0%
                  Kewaunee Scientific Corp.                                          1,276      29,667             0.0%
*                 Kindred Biosciences, Inc.                                         33,036     229,600             0.0%
                  Kindred Healthcare, Inc.                                          28,960     278,016             0.0%
#*                Kite Pharma, Inc.                                                  2,562     210,289             0.0%
*                 Laboratory Corp. of America Holdings                              49,238   6,900,706             0.1%
                  Landauer, Inc.                                                     6,717     353,314             0.0%
#*                Lannett Co., Inc.                                                 25,229     655,954             0.0%
                  LeMaitre Vascular, Inc.                                           18,926     563,048             0.0%
*                 LHC Group, Inc.                                                   19,820   1,072,262             0.0%
*                 LifePoint Health, Inc.                                            35,131   2,183,392             0.0%
#*                Ligand Pharmaceuticals, Inc.                                      11,658   1,296,020             0.0%
#*                Lipocine, Inc.                                                     7,403      31,389             0.0%
#*                LivaNova P.L.C.                                                   11,698     616,485             0.0%
                  Luminex Corp.                                                     35,384     666,281             0.0%
*                 Magellan Health, Inc.                                             26,057   1,792,722             0.0%
*                 Mallinckrodt P.L.C.                                               43,879   2,058,803             0.0%
*                 Masimo Corp.                                                      49,812   5,117,685             0.1%
                  McKesson Corp.                                                    38,944   5,385,566             0.1%
#*                Medicines Co. (The)                                               68,711   3,388,827             0.1%
#*                MediciNova, Inc.                                                   4,504      25,898             0.0%
#*                MEDNAX, Inc.                                                      63,776   3,849,519             0.1%
                  Medtronic P.L.C.                                                 231,378  19,225,198             0.3%
                  Merck & Co., Inc.                                                600,469  37,427,233             0.5%
#                 Meridian Bioscience, Inc.                                         40,297     596,396             0.0%
*                 Merit Medical Systems, Inc.                                       38,100   1,283,970             0.0%
*                 Mettler-Toledo International, Inc.                                 4,795   2,461,849             0.0%
*                 Misonix, Inc.                                                        434       4,861             0.0%
#*                Molina Healthcare, Inc.                                           64,838   3,228,284             0.1%
*                 Momenta Pharmaceuticals, Inc.                                     13,135     188,487             0.0%
*                 Mylan NV                                                         107,968   4,032,605             0.1%
#*                Myriad Genetics, Inc.                                             53,242     979,120             0.0%
                  National HealthCare Corp.                                         12,018     894,380             0.0%
                  National Research Corp. Class A                                    8,940     221,712             0.0%
                  National Research Corp. Class B                                    1,390      58,630             0.0%
#*                Natus Medical, Inc.                                               27,143     950,005             0.0%
*                 Neogen Corp.                                                      24,230   1,510,256             0.0%
#*                NeoGenomics, Inc.                                                  8,413      63,518             0.0%
#*                Neurocrine Biosciences, Inc.                                       9,115     486,741             0.0%
*                 NuVasive, Inc.                                                    42,846   3,106,763             0.1%
*                 Nuvectra Corp.                                                     5,940      48,589             0.0%
*                 Omnicell, Inc.                                                    33,662   1,393,607             0.0%
#*                OPKO Health, Inc.                                                 81,307     631,755             0.0%
#*                OraSure Technologies, Inc.                                        52,558     689,035             0.0%
#*                Orthofix International NV                                         13,586     537,326             0.0%
#*                Otonomy, Inc.                                                      8,162     108,963             0.0%
#                 Owens & Minor, Inc.                                               63,817   2,211,259             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Health Care -- (Continued)
*                 PAREXEL International Corp.                                          49,066 $ 3,131,883             0.1%
#                 Patterson Cos., Inc.                                                100,517   4,472,001             0.1%
#                 PDL BioPharma, Inc.                                                  16,800      37,800             0.0%
                  PerkinElmer, Inc.                                                    64,288   3,819,350             0.1%
#                 Perrigo Co. P.L.C.                                                    3,335     246,590             0.0%
                  Pfizer, Inc.                                                      1,584,515  53,746,749             0.7%
                  PharmAthene, Inc.                                                     3,508       2,550             0.0%
*                 PharMerica Corp.                                                     30,833     727,659             0.0%
                  Phibro Animal Health Corp. Class A                                   10,941     325,495             0.0%
*                 PRA Health Sciences, Inc.                                            26,036   1,665,263             0.0%
#*                Premier, Inc. Class A                                                30,848   1,042,662             0.0%
*                 Prestige Brands Holdings, Inc.                                       50,888   2,921,480             0.1%
#*                Progenics Pharmaceuticals, Inc.                                      10,564      83,667             0.0%
*                 Providence Service Corp. (The)                                       13,149     578,556             0.0%
#                 Psychemedics Corp.                                                      478       9,115             0.0%
#*                PTC Therapeutics, Inc.                                               20,137     244,665             0.0%
*                 Quality Systems, Inc.                                                30,747     438,452             0.0%
                  Quest Diagnostics, Inc.                                              83,636   8,824,434             0.1%
#*                Quidel Corp.                                                         21,756     525,843             0.0%
#*                Quintiles IMS Holdings, Inc.                                         30,528   2,572,900             0.0%
*                 Quorum Health Corp.                                                   4,540      19,386             0.0%
*                 RadNet, Inc.                                                         32,644     197,496             0.0%
*                 Regeneron Pharmaceuticals, Inc.                                      10,000   3,884,900             0.1%
#*                Repligen Corp.                                                       20,912     769,352             0.0%
#                 ResMed, Inc.                                                         46,588   3,167,518             0.1%
#*                Retrophin, Inc.                                                      30,427     596,065             0.0%
#*                Rigel Pharmaceuticals, Inc.                                          32,628      97,558             0.0%
*                 RTI Surgical, Inc.                                                   46,288     187,466             0.0%
*                 SciClone Pharmaceuticals, Inc.                                       48,747     470,409             0.0%
*                 SeaSpine Holdings Corp.                                               6,547      52,441             0.0%
#*                Seattle Genetics, Inc.                                               19,300   1,318,190             0.0%
*                 Select Medical Holdings Corp.                                       151,269   2,079,949             0.0%
                  Simulations Plus, Inc.                                                6,759      79,080             0.0%
                  Span-America Medical Systems, Inc.                                    1,468      31,973             0.0%
#*                Spectrum Pharmaceuticals, Inc.                                       59,028     449,203             0.0%
#*                Stemline Therapeutics, Inc.                                           2,738      24,368             0.0%
                  STERIS P.L.C.                                                        28,198   2,081,012             0.0%
                  Stryker Corp.                                                        28,034   3,822,997             0.1%
#*                Sucampo Pharmaceuticals, Inc. Class A                                52,061     528,419             0.0%
*                 Supernus Pharmaceuticals, Inc.                                       24,020     783,052             0.0%
*                 Surmodics, Inc.                                                      14,009     320,106             0.0%
#*                Taro Pharmaceutical Industries, Ltd.                                 12,774   1,492,642             0.0%
                  Teleflex, Inc.                                                       31,841   6,587,584             0.1%
#*                Tenet Healthcare Corp.                                              106,554   1,669,701             0.0%
#*                TESARO, Inc.                                                          9,200   1,357,828             0.0%
                  Thermo Fisher Scientific, Inc.                                       99,017  16,370,481             0.2%
*                 Titan Pharmaceuticals, Inc.                                           6,421      18,942             0.0%
*                 Tivity Health, Inc.                                                  43,693   1,468,085             0.0%
*                 Triple-S Management Corp. Class B                                    20,667     374,073             0.0%
#*                United Therapeutics Corp.                                            50,550   6,354,135             0.1%
                  UnitedHealth Group, Inc.                                            234,939  41,086,132             0.6%
                  Universal Health Services, Inc. Class B                              54,205   6,545,796             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Health Care -- (Continued)
                  US Physical Therapy, Inc.                                          14,695 $    963,992             0.0%
                  Utah Medical Products, Inc.                                         2,921      182,855             0.0%
#*                Varex Imaging Corp.                                                 6,390      214,448             0.0%
*                 Varian Medical Systems, Inc.                                       15,976    1,449,662             0.0%
*                 VCA, Inc.                                                          69,362    6,351,478             0.1%
#*                Veeva Systems, Inc. Class A                                        25,160    1,349,079             0.0%
*                 Versartis, Inc.                                                     4,205       77,372             0.0%
*                 Vertex Pharmaceuticals, Inc.                                       13,281    1,571,142             0.0%
#*                VWR Corp.                                                         133,699    3,778,334             0.1%
*                 Waters Corp.                                                       11,100    1,885,779             0.0%
*                 WellCare Health Plans, Inc.                                        46,932    7,199,838             0.1%
                  West Pharmaceutical Services, Inc.                                 47,387    4,361,026             0.1%
#*                Wright Medical Group NV                                            33,001    1,002,900             0.0%
#*                Xencor, Inc.                                                       11,119      285,425             0.0%
                  Zimmer Biomet Holdings, Inc.                                       41,888    5,011,899             0.1%
                  Zoetis, Inc.                                                      102,206    5,734,779             0.1%
#*                Zogenix, Inc.                                                       4,432       48,752             0.0%
                                                                                            ------------ ---------------
Total Health Care                                                                            789,832,593            10.7%
                                                                                            ------------ ---------------
Industrials -- (13.0%)
                  3M Co.                                                             60,742   11,895,106             0.2%
#                 AAON, Inc.                                                         49,088    1,799,075             0.0%
                  AAR Corp.                                                          25,873      931,169             0.0%
                  ABM Industries, Inc.                                               51,409    2,220,355             0.0%
*                 Acacia Research Corp.                                              13,741       74,888             0.0%
*                 ACCO Brands Corp.                                                 118,364    1,686,687             0.0%
                  Acme United Corp.                                                   1,355       39,295             0.0%
                  Actuant Corp. Class A                                              38,598    1,053,725             0.0%
#                 Acuity Brands, Inc.                                                20,272    3,569,899             0.1%
#                 Advanced Drainage Systems, Inc.                                    33,482      771,760             0.0%
*                 Advisory Board Co. (The)                                           22,836    1,166,920             0.0%
*                 AECOM                                                             130,395    4,460,813             0.1%
*                 Aegion Corp.                                                       26,023      593,845             0.0%
*                 Aerojet Rocketdyne Holdings, Inc.                                  52,487    1,176,234             0.0%
#*                Aerovironment, Inc.                                                19,815      566,115             0.0%
                  AGCO Corp.                                                         74,434    4,763,032             0.1%
#                 Air Lease Corp.                                                   114,678    4,373,819             0.1%
*                 Air Transport Services Group, Inc.                                 66,787    1,228,213             0.0%
                  Alamo Group, Inc.                                                   9,035      714,307             0.0%
                  Alaska Air Group, Inc.                                            101,132    8,605,322             0.1%
                  Albany International Corp. Class A                                 25,848    1,260,090             0.0%
#                 Allegiant Travel Co.                                               15,402    2,239,451             0.0%
                  Allegion P.L.C.                                                    23,005    1,809,113             0.0%
                  Allied Motion Technologies, Inc.                                   11,402      258,141             0.0%
                  Allison Transmission Holdings, Inc.                               154,911    5,991,957             0.1%
                  Altra Industrial Motion Corp.                                      36,132    1,595,228             0.0%
                  AMERCO                                                             15,147    5,671,946             0.1%
*                 Ameresco, Inc. Class A                                              6,979       45,015             0.0%
#                 American Airlines Group, Inc.                                      69,511    2,962,559             0.1%
#                 American Railcar Industries, Inc.                                  15,398      645,946             0.0%
*                 American Woodmark Corp.                                            21,513    1,977,045             0.0%
                  AMETEK, Inc.                                                       88,306    5,051,103             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Industrials -- (Continued)
*                 AMREP Corp.                                                         2,552 $    15,338             0.0%
#                 AO Smith Corp.                                                     77,020   4,149,838             0.1%
#                 Apogee Enterprises, Inc.                                           34,142   1,860,739             0.0%
                  Applied Industrial Technologies, Inc.                              30,774   1,969,536             0.0%
*                 ARC Document Solutions, Inc.                                       34,325     126,316             0.0%
                  ArcBest Corp.                                                      18,043     477,237             0.0%
                  Arconic, Inc.                                                     146,151   3,994,307             0.1%
                  Argan, Inc.                                                        28,116   1,879,555             0.0%
*                 Armstrong Flooring, Inc.                                           34,801     667,831             0.0%
*                 Armstrong World Industries, Inc.                                   46,547   2,176,072             0.0%
*                 Arotech Corp.                                                       3,575      11,440             0.0%
                  Astec Industries, Inc.                                             20,847   1,320,657             0.0%
*                 Astronics Corp.                                                    21,496     698,835             0.0%
#*                Astronics Corp. Class B                                             9,797     317,521             0.0%
*                 Atlas Air Worldwide Holdings, Inc.                                 27,075   1,570,350             0.0%
#*                Avis Budget Group, Inc.                                           115,605   3,525,952             0.1%
#*                Axon Enterprise, Inc.                                              35,700     877,506             0.0%
                  AZZ, Inc.                                                          27,399   1,617,911             0.0%
*                 Babcock & Wilcox Enterprises, Inc.                                 37,828     354,448             0.0%
                  Barnes Group, Inc.                                                 72,582   3,989,833             0.1%
                  Barrett Business Services, Inc.                                     9,380     540,851             0.0%
*                 Beacon Roofing Supply, Inc.                                        54,692   2,711,082             0.0%
#*                Blue Bird Corp.                                                     1,952      36,307             0.0%
*                 BlueLinx Holdings, Inc.                                             2,406      26,274             0.0%
*                 BMC Stock Holdings, Inc.                                           22,048     513,718             0.0%
                  Boeing Co. (The)                                                   58,284  10,772,632             0.2%
                  Brady Corp. Class A                                                38,963   1,517,609             0.0%
                  Briggs & Stratton Corp.                                            35,271     881,422             0.0%
                  Brink's Co. (The)                                                  68,053   4,178,454             0.1%
#*                Builders FirstSource, Inc.                                        122,011   1,953,396             0.0%
                  BWX Technologies, Inc.                                             88,203   4,336,942             0.1%
*                 CAI International, Inc.                                            14,481     298,598             0.0%
                  Carlisle Cos., Inc.                                                46,196   4,683,812             0.1%
*                 Casella Waste Systems, Inc. Class A                                42,430     638,571             0.0%
                  Caterpillar, Inc.                                                 126,177  12,902,860             0.2%
*                 CBIZ, Inc.                                                         74,325   1,170,619             0.0%
*                 CDI Corp.                                                          12,428     101,288             0.0%
                  CECO Environmental Corp.                                           18,753     211,721             0.0%
#                 Celadon Group, Inc.                                                15,265      60,297             0.0%
#*                Cenveo, Inc.                                                        3,300      14,652             0.0%
#                 CH Robinson Worldwide, Inc.                                        25,800   1,875,660             0.0%
*                 Chart Industries, Inc.                                             43,585   1,591,288             0.0%
                  Chicago Bridge & Iron Co. NV                                       46,116   1,387,169             0.0%
#                 Cintas Corp.                                                       43,381   5,312,871             0.1%
                  CIRCOR International, Inc.                                         16,874   1,125,665             0.0%
#*                Clean Harbors, Inc.                                                61,487   3,573,010             0.1%
*                 Colfax Corp.                                                       78,109   3,161,071             0.1%
                  Columbus McKinnon Corp.                                            14,658     383,014             0.0%
                  Comfort Systems USA, Inc.                                          41,870   1,536,629             0.0%
*                 Command Security Corp.                                                800       2,024             0.0%
*                 Commercial Vehicle Group, Inc.                                     44,627     396,734             0.0%
                  CompX International, Inc.                                             294       4,381             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Industrials -- (Continued)
*                 Continental Building Products, Inc.                               44,234 $ 1,077,098             0.0%
                  Copa Holdings SA Class A                                          29,180   3,397,136             0.1%
#*                Copart, Inc.                                                     150,908   4,663,057             0.1%
#                 Covanta Holding Corp.                                            227,325   3,307,579             0.1%
*                 Covenant Transportation Group, Inc. Class A                       15,080     282,448             0.0%
*                 CPI Aerostructures, Inc.                                           7,107      44,063             0.0%
                  CRA International, Inc.                                            9,617     364,869             0.0%
                  Crane Co.                                                         62,637   5,005,323             0.1%
*                 CSW Industrials, Inc.                                              2,352      83,261             0.0%
                  CSX Corp.                                                        311,864  15,855,166             0.2%
                  Cubic Corp.                                                       21,170   1,098,723             0.0%
                  Cummins, Inc.                                                     50,480   7,619,451             0.1%
                  Curtiss-Wright Corp.                                              47,705   4,458,509             0.1%
                  Deere & Co.                                                       56,773   6,336,435             0.1%
                  Delta Air Lines, Inc.                                            300,932  13,674,350             0.2%
#                 Deluxe Corp.                                                      58,535   4,209,252             0.1%
*                 DigitalGlobe, Inc.                                                88,032   2,834,630             0.0%
                  DMC Global, Inc.                                                  14,992     229,378             0.0%
                  Donaldson Co., Inc.                                               85,723   3,967,260             0.1%
                  Douglas Dynamics, Inc.                                            35,005   1,116,659             0.0%
                  Dover Corp.                                                       75,406   5,948,025             0.1%
*                 Ducommun, Inc.                                                    13,169     387,037             0.0%
#                 Dun & Bradstreet Corp. (The)                                      15,096   1,654,673             0.0%
*                 DXP Enterprises, Inc.                                             19,774     721,356             0.0%
#*                Dycom Industries, Inc.                                            41,675   4,403,380             0.1%
*                 Eagle Bulk Shipping, Inc.                                          1,785       8,800             0.0%
                  Eastern Co. (The)                                                  2,778      76,812             0.0%
                  Eaton Corp. P.L.C.                                               113,513   8,586,123             0.1%
#*                Echo Global Logistics, Inc.                                       25,514     478,387             0.0%
                  Ecology and Environment, Inc. Class A                                903       9,662             0.0%
                  EMCOR Group, Inc.                                                 63,337   4,163,774             0.1%
                  Emerson Electric Co.                                              77,586   4,676,884             0.1%
                  Encore Wire Corp.                                                 21,945     969,969             0.0%
#*                Energy Recovery, Inc.                                              3,659      30,882             0.0%
                  EnerSys                                                           46,650   3,877,081             0.1%
*                 Engility Holdings, Inc.                                           26,006     737,270             0.0%
                  Ennis, Inc.                                                       34,457     606,443             0.0%
                  EnPro Industries, Inc.                                            13,848     978,361             0.0%
                  Equifax, Inc.                                                     42,708   5,778,819             0.1%
                  ESCO Technologies, Inc.                                           25,975   1,528,629             0.0%
                  Espey Manufacturing & Electronics Corp.                            1,611      37,488             0.0%
                  Essendant, Inc.                                                   23,200     387,440             0.0%
#*                Esterline Technologies Corp.                                      35,111   3,210,901             0.1%
#*                ExOne Co. (The)                                                    9,959     100,486             0.0%
#                 Expeditors International of Washington, Inc.                      30,980   1,737,668             0.0%
#                 Exponent, Inc.                                                    25,000   1,528,750             0.0%
#                 Fastenal Co.                                                      48,988   2,188,784             0.0%
                  Federal Signal Corp.                                              71,942   1,123,015             0.0%
                  FedEx Corp.                                                       96,271  18,262,609             0.3%
#                 Flowserve Corp.                                                   58,692   2,985,662             0.1%
                  Fluor Corp.                                                       66,345   3,404,825             0.1%
                  Fortive Corp.                                                     61,537   3,892,831             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Industrials -- (Continued)
                  Fortune Brands Home & Security, Inc.                                 69,039 $ 4,400,546             0.1%
                  Forward Air Corp.                                                    23,929   1,272,305             0.0%
*                 Franklin Covey Co.                                                   13,311     282,859             0.0%
                  Franklin Electric Co., Inc.                                          37,615   1,545,976             0.0%
                  FreightCar America, Inc.                                             12,603     164,595             0.0%
*                 FTI Consulting, Inc.                                                 59,748   2,066,683             0.0%
#                 GATX Corp.                                                           31,809   1,905,359             0.0%
*                 Gencor Industries, Inc.                                               2,250      37,350             0.0%
*                 Generac Holdings, Inc.                                               72,354   2,544,690             0.0%
#                 General Cable Corp.                                                  39,125     704,250             0.0%
                  General Dynamics Corp.                                               64,163  12,434,148             0.2%
                  General Electric Co.                                              1,383,002  40,093,228             0.6%
#*                Genesee & Wyoming, Inc. Class A                                      58,444   3,960,165             0.1%
*                 Gibraltar Industries, Inc.                                           28,317   1,111,442             0.0%
                  Global Brass & Copper Holdings, Inc.                                 18,481     658,848             0.0%
#*                Goldfield Corp. (The)                                                31,656     172,525             0.0%
                  Gorman-Rupp Co. (The)                                                35,293   1,010,086             0.0%
*                 GP Strategies Corp.                                                  20,022     542,596             0.0%
#                 Graco, Inc.                                                          31,317   3,377,538             0.1%
                  Graham Corp.                                                          7,036     155,285             0.0%
                  Granite Construction, Inc.                                           33,903   1,787,027             0.0%
*                 Great Lakes Dredge & Dock Corp.                                      53,902     245,254             0.0%
#                 Greenbrier Cos., Inc. (The)                                          19,443     844,798             0.0%
                  Griffon Corp.                                                        40,850     980,400             0.0%
                  H&E Equipment Services, Inc.                                         47,339     999,800             0.0%
                  Hardinge, Inc.                                                        7,258      76,209             0.0%
*                 Harsco Corp.                                                        108,658   1,417,987             0.0%
#*                Hawaiian Holdings, Inc.                                              81,850   4,444,455             0.1%
*                 HD Supply Holdings, Inc.                                             56,441   2,274,572             0.0%
                  Healthcare Services Group, Inc.                                      22,603   1,037,704             0.0%
#                 Heartland Express, Inc.                                             106,325   2,139,259             0.0%
#                 HEICO Corp.                                                          27,283   1,938,967             0.0%
                  HEICO Corp. Class A                                                  39,369   2,413,304             0.0%
                  Heidrick & Struggles International, Inc.                             16,909     363,544             0.0%
*                 Herc Holdings, Inc.                                                  30,465   1,385,244             0.0%
*                 Heritage-Crystal Clean, Inc.                                          6,925     104,221             0.0%
                  Herman Miller, Inc.                                                  79,989   2,647,636             0.0%
#*                Hertz Global Holdings, Inc.                                          47,064     776,085             0.0%
                  Hexcel Corp.                                                         76,716   3,970,053             0.1%
*                 Hill International, Inc.                                             33,244     134,638             0.0%
                  Hillenbrand, Inc.                                                    80,151   2,957,572             0.0%
                  HNI Corp.                                                            59,435   2,779,181             0.0%
                  Honeywell International, Inc.                                        96,837  12,699,204             0.2%
                  Houston Wire & Cable Co.                                             12,789      79,931             0.0%
*                 Hub Group, Inc. Class A                                              32,861   1,286,508             0.0%
                  Hubbell, Inc.                                                        42,593   4,818,546             0.1%
                  Hudson Global, Inc.                                                  18,692      26,262             0.0%
#*                Hudson Technologies, Inc.                                            37,672     267,471             0.0%
                  Huntington Ingalls Industries, Inc.                                  41,775   8,392,180             0.1%
                  Hurco Cos., Inc.                                                      8,108     235,132             0.0%
*                 Huron Consulting Group, Inc.                                         22,076     982,382             0.0%
*                 Huttig Building Products, Inc.                                        5,571      49,025             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Industrials -- (Continued)
                  Hyster-Yale Materials Handling, Inc.                               8,915 $   535,881             0.0%
*                 ICF International, Inc.                                           21,044     929,093             0.0%
                  IDEX Corp.                                                        45,722   4,789,837             0.1%
*                 IES Holdings, Inc.                                                14,183     283,660             0.0%
                  Illinois Tool Works, Inc.                                         40,408   5,579,941             0.1%
                  Ingersoll-Rand P.L.C.                                            122,624  10,882,880             0.2%
*                 InnerWorkings, Inc.                                               85,242     902,713             0.0%
*                 Innovative Solutions & Support, Inc.                              12,137      42,844             0.0%
                  Insperity, Inc.                                                   26,173   2,390,904             0.0%
#                 Insteel Industries, Inc.                                          26,337     916,791             0.0%
                  Interface, Inc.                                                   77,195   1,536,180             0.0%
#*                Intersections, Inc.                                               10,290      50,421             0.0%
                  ITT, Inc.                                                         91,601   3,859,150             0.1%
                  Jacobs Engineering Group, Inc.                                    73,738   4,049,691             0.1%
#                 JB Hunt Transport Services, Inc.                                  23,195   2,079,664             0.0%
*                 JetBlue Airways Corp.                                            274,909   6,001,263             0.1%
                  John Bean Technologies Corp.                                      20,762   1,840,551             0.0%
                  Johnson Controls International P.L.C.                            194,706   8,093,928             0.1%
                  Kadant, Inc.                                                       6,702     416,529             0.0%
                  Kaman Corp.                                                       33,678   1,616,881             0.0%
                  Kansas City Southern                                              50,400   4,539,528             0.1%
                  KAR Auction Services, Inc.                                       123,994   5,408,618             0.1%
                  KBR, Inc.                                                        128,328   1,803,008             0.0%
                  Kelly Services, Inc. Class A                                      36,850     822,492             0.0%
                  Kennametal, Inc.                                                  85,843   3,569,352             0.1%
*                 Key Technology, Inc.                                               1,967      25,650             0.0%
#*                KEYW Holding Corp. (The)                                           9,246      87,745             0.0%
                  Kforce, Inc.                                                      43,428     985,816             0.0%
                  Kimball International, Inc. Class B                               57,500   1,021,775             0.0%
#*                Kirby Corp.                                                       55,355   3,908,063             0.1%
#*                KLX, Inc.                                                         59,017   2,791,504             0.0%
                  Knight Transportation, Inc.                                       93,678   3,213,155             0.1%
                  Knoll, Inc.                                                       64,774   1,551,985             0.0%
                  Korn/Ferry International                                          35,906   1,163,354             0.0%
#*                Kratos Defense & Security Solutions, Inc.                         68,697     523,471             0.0%
                  L3 Technologies, Inc.                                             41,625   7,149,926             0.1%
                  Landstar System, Inc.                                             25,129   2,147,273             0.0%
*                 Lawson Products, Inc.                                              6,294     143,189             0.0%
*                 Layne Christensen Co.                                              5,229      41,675             0.0%
                  LB Foster Co. Class A                                              9,303     132,103             0.0%
#                 Lennox International, Inc.                                        18,053   2,985,786             0.1%
#                 Lincoln Electric Holdings, Inc.                                   59,616   5,307,612             0.1%
#                 Lindsay Corp.                                                      7,563     656,922             0.0%
*                 LMI Aerospace, Inc.                                               19,446     269,716             0.0%
                  Lockheed Martin Corp.                                             22,179   5,976,132             0.1%
                  LS Starrett Co. (The) Class A                                      2,592      25,402             0.0%
                  LSC Communications, Inc.                                          22,121     572,270             0.0%
                  LSI Industries, Inc.                                              20,861     189,209             0.0%
*                 Lydall, Inc.                                                      16,522     865,753             0.0%
                  Macquarie Infrastructure Corp.                                    29,353   2,388,454             0.0%
#*                Manitowoc Co., Inc. (The)                                        156,977     937,153             0.0%
                  ManpowerGroup, Inc.                                               45,721   4,616,907             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Industrials -- (Continued)
                  Marten Transport, Ltd.                                            23,933 $   593,538             0.0%
                  Masco Corp.                                                       55,907   2,069,677             0.0%
*                 Masonite International Corp.                                      10,065     837,408             0.0%
*                 MasTec, Inc.                                                      84,560   3,733,324             0.1%
                  Matson, Inc.                                                      59,266   1,878,732             0.0%
                  Matthews International Corp. Class A                              26,123   1,790,732             0.0%
                  McGrath RentCorp                                                  24,592     856,048             0.0%
#*                Mercury Systems, Inc.                                             30,670   1,146,445             0.0%
#*                Meritor, Inc.                                                     78,212   1,392,956             0.0%
#*                Middleby Corp. (The)                                              22,500   3,062,925             0.1%
                  Miller Industries, Inc.                                           10,037     254,940             0.0%
*                 Mistras Group, Inc.                                               24,898     560,205             0.0%
                  Mobile Mini, Inc.                                                 49,474   1,419,904             0.0%
*                 Moog, Inc. Class A                                                34,408   2,362,109             0.0%
*                 Moog, Inc. Class B                                                 2,329     161,866             0.0%
*                 MRC Global, Inc.                                                 110,428   2,013,102             0.0%
                  MSA Safety, Inc.                                                  37,215   2,897,188             0.0%
                  MSC Industrial Direct Co., Inc. Class A                           51,221   4,585,816             0.1%
                  Mueller Industries, Inc.                                          50,730   1,625,389             0.0%
                  Mueller Water Products, Inc. Class A                             272,505   3,065,681             0.1%
#                 Multi-Color Corp.                                                 17,778   1,365,350             0.0%
*                 MYR Group, Inc.                                                   25,013   1,057,049             0.0%
                  National Presto Industries, Inc.                                   4,062     423,870             0.0%
*                 Navigant Consulting, Inc.                                         61,700   1,478,949             0.0%
#*                Navistar International Corp.                                      34,826     937,168             0.0%
*                 NCI Building Systems, Inc.                                        73,644   1,288,770             0.0%
*                 Neff Corp. Class A                                                 1,019      17,934             0.0%
                  Nielsen Holdings P.L.C.                                          121,965   5,016,420             0.1%
*                 NL Industries, Inc.                                               25,445     206,105             0.0%
#                 NN, Inc.                                                          31,451     868,048             0.0%
                  Nordson Corp.                                                     32,551   4,075,385             0.1%
                  Norfolk Southern Corp.                                            96,853  11,379,259             0.2%
                  Northrop Grumman Corp.                                            40,050   9,850,698             0.1%
*                 Northwest Pipe Co.                                                 3,377      47,312             0.0%
#*                NOW, Inc.                                                         90,730   1,543,317             0.0%
#*                NV5 Global, Inc.                                                   9,476     366,721             0.0%
                  Old Dominion Freight Line, Inc.                                   78,404   6,940,322             0.1%
                  Omega Flex, Inc.                                                   3,089     173,509             0.0%
*                 On Assignment, Inc.                                               48,088   2,489,516             0.0%
                  Orbital ATK, Inc.                                                 43,502   4,306,698             0.1%
*                 Orion Group Holdings, Inc.                                        13,143      99,230             0.0%
                  Oshkosh Corp.                                                     78,392   5,439,621             0.1%
                  Owens Corning                                                     95,607   5,817,686             0.1%
                  PACCAR, Inc.                                                     120,517   8,042,099             0.1%
*                 PAM Transportation Services, Inc.                                  4,411      82,794             0.0%
                  Park-Ohio Holdings Corp.                                          11,599     456,421             0.0%
                  Parker-Hannifin Corp.                                             60,109   9,665,527             0.1%
*                 Patrick Industries, Inc.                                          26,795   1,903,785             0.0%
#*                Patriot Transportation Holding, Inc.                               1,695      35,239             0.0%
*                 Pendrell Corp.                                                     1,824      11,199             0.0%
                  Pentair P.L.C.                                                    70,577   4,552,922             0.1%
*                 Performant Financial Corp.                                        53,477     121,928             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Industrials -- (Continued)
*                 Perma-Pipe International Holdings, Inc.                            2,769 $    22,290             0.0%
*                 PGT Innovations, Inc.                                             69,971     762,684             0.0%
#                 Pitney Bowes, Inc.                                                65,427     869,525             0.0%
*                 Ply Gem Holdings, Inc.                                            46,115     887,714             0.0%
                  Powell Industries, Inc.                                           12,073     416,398             0.0%
                  Preformed Line Products Co.                                        3,262     172,658             0.0%
                  Primoris Services Corp.                                           47,810   1,098,196             0.0%
#*                Proto Labs, Inc.                                                   7,798     452,284             0.0%
                  Quad/Graphics, Inc.                                               54,010   1,418,303             0.0%
                  Quanex Building Products Corp.                                    40,803     832,381             0.0%
*                 Quanta Services, Inc.                                            127,042   4,502,368             0.1%
*                 Radiant Logistics, Inc.                                           30,437     182,622             0.0%
                  Raven Industries, Inc.                                            27,465     851,415             0.0%
                  Raytheon Co.                                                      53,816   8,352,781             0.1%
#*                RBC Bearings, Inc.                                                19,355   1,941,306             0.0%
*                 RCM Technologies, Inc.                                             6,052      28,808             0.0%
                  Regal Beloit Corp.                                                37,220   2,934,797             0.0%
                  Republic Services, Inc.                                          147,636   9,299,592             0.1%
                  Resources Connection, Inc.                                        48,687     676,749             0.0%
*                 Rexnord Corp.                                                    114,055   2,782,942             0.0%
*                 Roadrunner Transportation Systems, Inc.                           11,701      78,631             0.0%
                  Robert Half International, Inc.                                   47,041   2,166,238             0.0%
                  Rockwell Automation, Inc.                                         24,820   3,905,427             0.1%
                  Rockwell Collins, Inc.                                            39,317   4,092,507             0.1%
#                 Rollins, Inc.                                                     57,217   2,221,736             0.0%
#                 Roper Technologies, Inc.                                          27,031   5,911,680             0.1%
*                 RPX Corp.                                                         49,873     640,369             0.0%
#                 RR Donnelley & Sons Co.                                           47,069     591,657             0.0%
*                 Rush Enterprises, Inc. Class A                                    30,653   1,157,151             0.0%
*                 Rush Enterprises, Inc. Class B                                     1,308      45,309             0.0%
                  Ryder System, Inc.                                                74,723   5,074,439             0.1%
*                 Saia, Inc.                                                        29,012   1,396,928             0.0%
#*                Sensata Technologies Holding NV                                   90,714   3,735,603             0.1%
*                 SIFCO Industries, Inc.                                             1,400      11,340             0.0%
                  Simpson Manufacturing Co., Inc.                                   38,264   1,595,991             0.0%
                  SkyWest, Inc.                                                     31,138   1,158,334             0.0%
                  Snap-on, Inc.                                                     35,034   5,869,246             0.1%
                  Southwest Airlines Co.                                           295,122  16,591,759             0.2%
*                 SP Plus Corp.                                                     16,895     582,033             0.0%
*                 Sparton Corp.                                                      9,428     209,962             0.0%
                  Spirit Aerosystems Holdings, Inc. Class A                         77,839   4,449,277             0.1%
#*                Spirit Airlines, Inc.                                             77,110   4,416,090             0.1%
*                 SPX Corp.                                                         32,236     775,598             0.0%
*                 SPX FLOW, Inc.                                                    39,354   1,422,254             0.0%
                  Standex International Corp.                                       11,980   1,125,521             0.0%
                  Stanley Black & Decker, Inc.                                      66,513   9,055,745             0.1%
                  Steelcase, Inc. Class A                                           89,286   1,522,326             0.0%
#*                Stericycle, Inc.                                                  18,057   1,540,984             0.0%
*                 Sterling Construction Co., Inc.                                   23,119     219,862             0.0%
                  Sun Hydraulics Corp.                                              19,556     759,555             0.0%
                  Supreme Industries, Inc. Class A                                  22,877     458,455             0.0%
#*                Swift Transportation Co.                                          98,117   2,411,716             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Industrials -- (Continued)
#*                Team, Inc.                                                        29,780 $   801,082             0.0%
*                 Teledyne Technologies, Inc.                                       36,672   4,944,486             0.1%
                  Tennant Co.                                                       17,548   1,285,391             0.0%
#                 Terex Corp.                                                       88,348   3,090,413             0.1%
                  Tetra Tech, Inc.                                                  54,989   2,416,767             0.0%
                  Textainer Group Holdings, Ltd.                                    21,192     316,820             0.0%
                  Textron, Inc.                                                    146,297   6,826,218             0.1%
#*                Thermon Group Holdings, Inc.                                      27,287     559,383             0.0%
                  Timken Co. (The)                                                  65,112   3,141,654             0.1%
                  Titan International, Inc.                                         37,619     402,899             0.0%
*                 Titan Machinery, Inc.                                              7,696     121,982             0.0%
                  Toro Co. (The)                                                    42,200   2,739,624             0.0%
#                 TransDigm Group, Inc.                                              7,720   1,904,756             0.0%
*                 TransUnion                                                        25,081   1,003,992             0.0%
*                 TRC Cos., Inc.                                                    31,815     556,762             0.0%
*                 Trex Co., Inc.                                                    20,479   1,498,858             0.0%
*                 TriMas Corp.                                                      27,608     633,604             0.0%
*                 TriNet Group, Inc.                                                40,578   1,192,993             0.0%
                  Trinity Industries, Inc.                                         181,440   4,880,736             0.1%
                  Triton International, Ltd.                                        23,300     713,213             0.0%
#                 Triumph Group, Inc.                                               39,058   1,023,320             0.0%
*                 TrueBlue, Inc.                                                    32,810     897,353             0.0%
#*                Tutor Perini Corp.                                                41,567   1,282,342             0.0%
*                 Twin Disc, Inc.                                                    7,316     143,394             0.0%
*                 Ultralife Corp.                                                    4,610      25,355             0.0%
                  UniFirst Corp.                                                    15,110   2,103,312             0.0%
                  Union Pacific Corp.                                              237,535  26,594,419             0.4%
*                 United Continental Holdings, Inc.                                208,186  14,616,739             0.2%
                  United Parcel Service, Inc. Class B                               62,720   6,739,891             0.1%
*                 United Rentals, Inc.                                              99,066  10,863,578             0.2%
                  United Technologies Corp.                                        294,265  35,014,592             0.5%
*                 Univar, Inc.                                                      36,659   1,094,271             0.0%
                  Universal Forest Products, Inc.                                   18,443   1,757,433             0.0%
#                 Universal Logistics Holdings, Inc.                                15,886     221,610             0.0%
                  US Ecology, Inc.                                                  24,866   1,172,432             0.0%
#*                USA Truck, Inc.                                                    5,237      35,140             0.0%
#*                USG Corp.                                                        156,595   4,744,828             0.1%
                  Valmont Industries, Inc.                                          20,427   3,112,053             0.1%
*                 Vectrus, Inc.                                                      9,619     244,707             0.0%
*                 Verisk Analytics, Inc.                                            30,548   2,529,680             0.0%
*                 Veritiv Corp.                                                      6,115     315,840             0.0%
                  Viad Corp.                                                        19,051     861,105             0.0%
#*                Vicor Corp.                                                       14,805     266,490             0.0%
*                 Virco Manufacturing Corp.                                          2,861      13,018             0.0%
*                 Volt Information Sciences, Inc.                                    9,139      58,947             0.0%
                  VSE Corp.                                                          9,364     399,375             0.0%
#                 Wabash National Corp.                                             80,993   1,845,021             0.0%
*                 WABCO Holdings, Inc.                                              22,854   2,716,655             0.0%
#                 Wabtec Corp.                                                      51,179   4,293,406             0.1%
                  Waste Management, Inc.                                            99,177   7,218,102             0.1%
#                 Watsco, Inc.                                                      23,954   3,324,815             0.1%
                  Watsco, Inc. Class B                                               1,750     242,961             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
Industrials -- (Continued)
                  Watts Water Technologies, Inc. Class A                               19,431 $    1,208,608             0.0%
#*                Welbilt, Inc.                                                        87,854      1,801,007             0.0%
#                 Werner Enterprises, Inc.                                             91,133      2,487,931             0.0%
*                 Wesco Aircraft Holdings, Inc.                                        77,932        946,874             0.0%
*                 WESCO International, Inc.                                            53,652      3,270,089             0.1%
                  West Corp.                                                           58,131      1,551,516             0.0%
*                 Willdan Group, Inc.                                                   8,575        243,273             0.0%
*                 Willis Lease Finance Corp.                                            4,690        106,510             0.0%
                  Woodward, Inc.                                                       62,104      4,202,578             0.1%
#                 WW Grainger, Inc.                                                    12,350      2,379,845             0.0%
*                 Xerium Technologies, Inc.                                             6,326         44,978             0.0%
#*                XPO Logistics, Inc.                                                 138,933      6,861,901             0.1%
#                 Xylem, Inc.                                                          89,170      4,584,230             0.1%
*                 YRC Worldwide, Inc.                                                  34,478        367,535             0.0%
                                                                                              -------------- ---------------
Total Industrials                                                                              1,065,331,378            14.5%
                                                                                              -------------- ---------------
Information Technology -- (16.7%)
#*                3D Systems Corp.                                                     25,017        396,019             0.0%
                  Accenture P.L.C. Class A                                             57,665      6,994,764             0.1%
#*                ACI Worldwide, Inc.                                                 122,154      2,625,089             0.0%
                  Activision Blizzard, Inc.                                           172,928      9,035,488             0.1%
*                 Actua Corp.                                                          48,438        678,132             0.0%
*                 Acxiom Corp.                                                         62,947      1,819,168             0.0%
*                 Adobe Systems, Inc.                                                  24,312      3,251,487             0.1%
                  ADTRAN, Inc.                                                         36,731        734,620             0.0%
*                 Advanced Energy Industries, Inc.                                     34,315      2,532,447             0.0%
#*                Advanced Micro Devices, Inc.                                        326,713      4,345,283             0.1%
*                 Agilysys, Inc.                                                       23,530        232,947             0.0%
*                 Akamai Technologies, Inc.                                            77,383      4,715,720             0.1%
#                 Alliance Data Systems Corp.                                          12,645      3,156,571             0.1%
*                 Alpha & Omega Semiconductor, Ltd.                                    29,552        489,086             0.0%
*                 Alphabet, Inc. Class A                                               34,523     31,917,204             0.4%
*                 Alphabet, Inc. Class C                                               36,168     32,766,761             0.5%
                  Amdocs, Ltd.                                                         55,413      3,393,492             0.1%
                  American Software, Inc. Class A                                      18,753        205,720             0.0%
*                 Amkor Technology, Inc.                                              233,114      2,746,083             0.0%
                  Amphenol Corp. Class A                                               46,775      3,382,300             0.1%
*                 Amtech Systems, Inc.                                                  4,680         32,947             0.0%
                  Analog Devices, Inc.                                                108,455      8,264,271             0.1%
#*                Angie's List, Inc.                                                   18,044        106,099             0.0%
*                 Anixter International, Inc.                                          32,237      2,628,927             0.0%
*                 ANSYS, Inc.                                                          28,861      3,179,328             0.1%
                  Apple, Inc.                                                       1,125,427    161,667,589             2.2%
                  Applied Materials, Inc.                                             164,824      6,693,503             0.1%
#*                Applied Optoelectronics, Inc.                                         4,364        215,538             0.0%
#*                Arista Networks, Inc.                                                18,089      2,525,948             0.0%
*                 ARRIS International P.L.C.                                          112,198      2,916,026             0.0%
*                 Arrow Electronics, Inc.                                              76,010      5,358,705             0.1%
*                 Aspen Technology, Inc.                                               39,049      2,401,123             0.0%
                  AstroNova, Inc.                                                       3,998         59,570             0.0%
#*                Autodesk, Inc.                                                       16,100      1,450,127             0.0%
                  Automatic Data Processing, Inc.                                      30,864      3,224,979             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Information Technology -- (Continued)
#*                Avid Technology, Inc.                                                42,376 $   237,517             0.0%
                  Avnet, Inc.                                                         110,063   4,258,337             0.1%
                  AVX Corp.                                                           113,660   1,921,991             0.0%
*                 Aware, Inc.                                                           4,426      21,245             0.0%
*                 Axcelis Technologies, Inc.                                           28,404     546,777             0.0%
*                 AXT, Inc.                                                            46,079     311,033             0.0%
#                 Badger Meter, Inc.                                                   28,909   1,149,133             0.0%
*                 Bankrate, Inc.                                                        6,707      71,094             0.0%
#*                Barracuda Networks, Inc.                                             36,271     737,389             0.0%
*                 Bazaarvoice, Inc.                                                    35,854     168,514             0.0%
                  Bel Fuse, Inc. Class A                                                1,600      33,832             0.0%
                  Bel Fuse, Inc. Class B                                               10,720     259,424             0.0%
                  Belden, Inc.                                                         42,458   2,959,323             0.1%
*                 Benchmark Electronics, Inc.                                          52,100   1,651,570             0.0%
                  Black Box Corp.                                                      15,302     151,490             0.0%
#*                Black Knight Financial Services, Inc. Class A                         7,032     291,125             0.0%
#                 Blackbaud, Inc.                                                      27,523   2,213,124             0.0%
#*                Blackhawk Network Holdings, Inc.                                     43,338   1,753,022             0.0%
*                 Blucora, Inc.                                                        52,563     969,787             0.0%
                  Booz Allen Hamilton Holding Corp.                                    74,820   2,688,283             0.0%
*                 Bottomline Technologies de, Inc.                                     17,340     404,022             0.0%
                  Broadcom, Ltd.                                                       63,597  14,042,854             0.2%
                  Broadridge Financial Solutions, Inc.                                 58,348   4,080,859             0.1%
#*                BroadSoft, Inc.                                                       2,536      97,382             0.0%
                  Brocade Communications Systems, Inc.                                349,196   4,389,394             0.1%
                  Brooks Automation, Inc.                                              74,905   1,892,100             0.0%
*                 BSQUARE Corp.                                                        12,344      64,806             0.0%
                  CA, Inc.                                                            202,085   6,634,451             0.1%
                  Cabot Microelectronics Corp.                                         21,181   1,659,531             0.0%
*                 CACI International, Inc. Class A                                     24,183   2,853,594             0.0%
*                 Cadence Design Systems, Inc.                                         96,715   3,150,008             0.1%
#*                CalAmp Corp.                                                         21,019     377,081             0.0%
*                 Calix, Inc.                                                          43,381     290,653             0.0%
*                 Carbonite, Inc.                                                      15,986     345,298             0.0%
*                 Cardtronics P.L.C. Class A                                           67,829   2,820,330             0.0%
                  Cass Information Systems, Inc.                                        9,709     645,357             0.0%
#*                Cavium, Inc.                                                         14,883   1,024,695             0.0%
                  CDK Global, Inc.                                                     25,892   1,683,239             0.0%
                  CDW Corp.                                                            75,620   4,468,386             0.1%
*                 Ceva, Inc.                                                           13,751     495,036             0.0%
#*                Ciena Corp.                                                         113,306   2,595,840             0.0%
#*                Cimpress NV                                                          38,848   3,188,644             0.1%
*                 Cirrus Logic, Inc.                                                   61,753   3,973,806             0.1%
                  Cisco Systems, Inc.                                               1,672,490  56,981,734             0.8%
*                 Citrix Systems, Inc.                                                 26,443   2,140,296             0.0%
*                 Clearfield, Inc.                                                      7,734     109,436             0.0%
                  Cognex Corp.                                                         49,051   4,186,012             0.1%
#*                Cognizant Technology Solutions Corp. Class A                        165,341   9,958,488             0.1%
*                 Coherent, Inc.                                                       21,708   4,680,245             0.1%
                  Cohu, Inc.                                                           24,624     461,208             0.0%
*                 CommerceHub, Inc. Series A                                            7,999     127,984             0.0%
*                 CommerceHub, Inc. Series C                                           15,998     254,688             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Information Technology -- (Continued)
*                 CommScope Holding Co., Inc.                                      109,769 $ 4,614,689             0.1%
                  Communications Systems, Inc.                                       6,432      27,722             0.0%
                  Computer Task Group, Inc.                                         11,157      66,161             0.0%
                  Concurrent Computer Corp.                                          5,474      27,096             0.0%
*                 Conduent, Inc.                                                   131,485   2,144,520             0.0%
*                 Control4 Corp.                                                       425       7,183             0.0%
                  Convergys Corp.                                                  101,450   2,283,639             0.0%
*                 CoreLogic, Inc.                                                   89,495   3,825,016             0.1%
                  Corning, Inc.                                                    290,852   8,391,080             0.1%
#*                CoStar Group, Inc.                                                 9,906   2,386,256             0.0%
*                 Covisint Corp.                                                    19,645      39,290             0.0%
#                 CPI Card Group, Inc.                                               1,796       6,466             0.0%
*                 Cray, Inc.                                                        26,600     476,140             0.0%
#*                Cree, Inc.                                                        65,118   1,424,782             0.0%
                  CSG Systems International, Inc.                                   39,407   1,478,157             0.0%
                  CSRA, Inc.                                                        80,974   2,354,724             0.0%
                  CTS Corp.                                                         21,166     467,769             0.0%
#*                CyberOptics Corp.                                                  4,601      99,612             0.0%
#                 Cypress Semiconductor Corp.                                      282,554   3,958,582             0.1%
                  Daktronics, Inc.                                                  42,333     400,470             0.0%
*                 Dell Technologies, Inc. Class V                                   56,665   3,802,788             0.1%
*                 DHI Group, Inc.                                                   29,307     112,832             0.0%
#                 Diebold Nixdorf, Inc.                                             48,103   1,356,505             0.0%
*                 Digi International, Inc.                                          26,824     332,618             0.0%
*                 Diodes, Inc.                                                      29,754     695,946             0.0%
                  Dolby Laboratories, Inc. Class A                                  49,331   2,601,224             0.0%
*                 DSP Group, Inc.                                                   18,998     236,525             0.0%
                  DST Systems, Inc.                                                 34,221   4,212,947             0.1%
*                 DXC Technology Co.                                               138,620  10,443,631             0.2%
*                 Eastman Kodak Co.                                                  9,311     102,421             0.0%
*                 eBay, Inc.                                                       117,921   3,939,741             0.1%
#                 Ebix, Inc.                                                        21,473   1,324,884             0.0%
*                 EchoStar Corp. Class A                                            45,300   2,607,468             0.0%
*                 Edgewater Technology, Inc.                                         4,254      30,927             0.0%
*                 Electro Scientific Industries, Inc.                               25,264     176,343             0.0%
*                 Electronic Arts, Inc.                                             40,781   3,866,854             0.1%
#*                Electronics for Imaging, Inc.                                     35,140   1,608,709             0.0%
#*                Ellie Mae, Inc.                                                    7,987     812,757             0.0%
#*                eMagin Corp.                                                       6,351      14,607             0.0%
                  Emcore Corp.                                                      21,229     191,061             0.0%
#*                EnerNOC, Inc.                                                     12,685      71,670             0.0%
*                 Entegris, Inc.                                                   123,096   3,052,781             0.1%
#*                Envestnet, Inc.                                                    6,398     222,650             0.0%
*                 EPAM Systems, Inc.                                                24,174   1,861,398             0.0%
*                 ePlus, Inc.                                                       12,184     868,110             0.0%
*                 Euronet Worldwide, Inc.                                           38,112   3,148,813             0.1%
#*                Everi Holdings, Inc.                                              19,215     122,015             0.0%
                  Evolving Systems, Inc.                                             1,300       6,500             0.0%
*                 Exar Corp.                                                        51,216     666,320             0.0%
*                 ExlService Holdings, Inc.                                         26,182   1,249,143             0.0%
*                 Extreme Networks, Inc.                                            69,081     539,868             0.0%
*                 F5 Networks, Inc.                                                 11,760   1,518,569             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Information Technology -- (Continued)
#*                Fabrinet                                                             32,542 $ 1,128,231             0.0%
*                 Facebook, Inc. Class A                                              197,065  29,609,016             0.4%
                  Fair Isaac Corp.                                                     28,227   3,824,194             0.1%
*                 FARO Technologies, Inc.                                              15,758     577,531             0.0%
                  Fidelity National Information Services, Inc.                        111,260   9,366,979             0.1%
*                 Finisar Corp.                                                       140,732   3,214,319             0.1%
#*                First Solar, Inc.                                                    56,838   1,679,563             0.0%
*                 Fiserv, Inc.                                                         84,364  10,051,127             0.1%
#*                Fitbit, Inc. Class A                                                 73,042     417,800             0.0%
*                 FleetCor Technologies, Inc.                                          40,171   5,669,735             0.1%
*                 Flex, Ltd.                                                          336,356   5,200,064             0.1%
                  FLIR Systems, Inc.                                                  116,230   4,269,128             0.1%
*                 FormFactor, Inc.                                                     97,119   1,078,021             0.0%
                  Forrester Research, Inc.                                             14,652     594,139             0.0%
#*                Fortinet, Inc.                                                       18,211     710,229             0.0%
*                 Frequency Electronics, Inc.                                           4,145      43,522             0.0%
*                 Gartner, Inc.                                                        18,103   2,065,371             0.0%
#                 Genpact, Ltd.                                                       154,389   3,770,179             0.1%
                  Global Payments, Inc.                                               102,877   8,411,224             0.1%
                  GlobalSCAPE, Inc.                                                     3,392      13,738             0.0%
#*                Globant SA                                                           10,984     416,184             0.0%
#*                GoDaddy, Inc. Class A                                                12,457     484,826             0.0%
#*                GrubHub, Inc.                                                        46,987   2,019,501             0.0%
*                 GSE Systems, Inc.                                                     8,763      29,794             0.0%
#*                GSI Technology, Inc.                                                  9,727      78,108             0.0%
#*                GTT Communications, Inc.                                             60,847   1,673,292             0.0%
#*                Guidewire Software, Inc.                                             15,187     933,849             0.0%
                  Hackett Group, Inc. (The)                                            34,209     678,364             0.0%
#*                Harmonic, Inc.                                                      118,508     687,346             0.0%
                  Harris Corp.                                                         63,890   7,148,652             0.1%
                  Hewlett Packard Enterprise Co.                                      616,923  11,493,275             0.2%
                  HP, Inc.                                                            337,258   6,347,196             0.1%
*                 IAC/InterActiveCorp                                                  74,565   6,189,641             0.1%
*                 ID Systems, Inc.                                                      4,988      32,771             0.0%
*                 IEC Electronics Corp.                                                 4,588      17,710             0.0%
*                 II-VI, Inc.                                                          55,209   1,830,178             0.0%
#*                Immersion Corp.                                                      13,356     117,132             0.0%
#*                Infinera Corp.                                                       64,074     635,614             0.0%
*                 Innodata, Inc.                                                       15,241      32,006             0.0%
#*                Inseego Corp.                                                        20,282      43,403             0.0%
*                 Insight Enterprises, Inc.                                            35,050   1,475,605             0.0%
*                 Integrated Device Technology, Inc.                                  118,102   2,833,267             0.0%
                  Intel Corp.                                                       1,852,635  66,972,755             0.9%
                  InterDigital, Inc.                                                   45,283   4,070,942             0.1%
#*                Internap Corp.                                                       48,937     151,705             0.0%
                  International Business Machines Corp.                                93,439  14,977,337             0.2%
*                 Intevac, Inc.                                                        12,535     159,821             0.0%
*                 IntriCon Corp.                                                        3,283      29,219             0.0%
                  Intuit, Inc.                                                         20,374   2,551,029             0.0%
*                 Inuvo, Inc.                                                          32,403      40,180             0.0%
#*                InvenSense, Inc.                                                     10,507     135,120             0.0%
#*                IPG Photonics Corp.                                                  38,485   4,861,425             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                                    --------- ----------- ---------------
Information Technology -- (Continued)
*                 Iteris, Inc.                                                          3,900 $    20,631             0.0%
*                 Itron, Inc.                                                          43,548   2,824,088             0.0%
                  IXYS Corp.                                                           28,840     402,318             0.0%
#                 j2 Global, Inc.                                                      54,180   4,889,203             0.1%
                  Jabil Circuit, Inc.                                                 243,345   7,061,872             0.1%
#                 Jack Henry & Associates, Inc.                                        43,188   4,185,781             0.1%
                  Juniper Networks, Inc.                                              173,224   5,208,846             0.1%
*                 Kemet Corp.                                                          42,862     480,483             0.0%
*                 Key Tronic Corp.                                                      5,745      45,213             0.0%
*                 Keysight Technologies, Inc.                                         115,835   4,335,704             0.1%
*                 Kimball Electronics, Inc.                                            17,079     294,613             0.0%
                  KLA-Tencor Corp.                                                     47,962   4,710,828             0.1%
*                 Knowles Corp.                                                        55,818     989,653             0.0%
#*                Kopin Corp.                                                          39,747     162,168             0.0%
*                 Kulicke & Soffa Industries, Inc.                                     52,396   1,169,479             0.0%
*                 KVH Industries, Inc.                                                 13,737     109,896             0.0%
#                 Lam Research Corp.                                                   56,556   8,192,137             0.1%
*                 Lattice Semiconductor Corp.                                         105,555     724,107             0.0%
*                 Leaf Group, Ltd.                                                     27,296     227,922             0.0%
                  Leidos Holdings, Inc.                                                84,551   4,452,456             0.1%
*                 Limelight Networks, Inc.                                             50,856     159,688             0.0%
*                 Liquidity Services, Inc.                                             19,451     151,718             0.0%
#                 Littelfuse, Inc.                                                     16,057   2,475,187             0.0%
                  LogMeIn, Inc.                                                        32,634   3,687,642             0.1%
#*                Lumentum Holdings, Inc.                                              32,693   1,397,626             0.0%
#*                Luxoft Holding, Inc.                                                  1,208      74,473             0.0%
#*                MACOM Technology Solutions Holdings, Inc.                            30,800   1,505,504             0.0%
#*                MagnaChip Semiconductor Corp.                                        16,223     137,895             0.0%
#*                Manhattan Associates, Inc.                                           52,380   2,445,622             0.0%
                  ManTech International Corp. Class A                                  31,877   1,131,633             0.0%
*                 Marchex, Inc. Class B                                                23,549      63,818             0.0%
                  Marvell Technology Group, Ltd.                                      296,588   4,454,752             0.1%
                  Mastercard, Inc. Class A                                             99,582  11,583,378             0.2%
#*                Match Group, Inc.                                                     5,279      98,348             0.0%
                  Maxim Integrated Products, Inc.                                      86,501   3,819,019             0.1%
                  MAXIMUS, Inc.                                                        60,433   3,685,809             0.1%
*                 MaxLinear, Inc.                                                      53,894   1,499,870             0.0%
*                 Maxwell Technologies, Inc.                                           11,611      70,827             0.0%
#*                Meet Group, Inc.(The)                                                40,295     240,158             0.0%
#                 Mesa Laboratories, Inc.                                               3,934     550,052             0.0%
                  Methode Electronics, Inc.                                            38,416   1,711,433             0.0%
#                 Microchip Technology, Inc.                                           73,983   5,591,635             0.1%
*                 Micron Technology, Inc.                                             649,261  17,965,052             0.3%
*                 Microsemi Corp.                                                      89,790   4,214,743             0.1%
                  Microsoft Corp.                                                   1,187,445  81,292,485             1.1%
*                 MicroStrategy, Inc. Class A                                           7,975   1,516,606             0.0%
                  MKS Instruments, Inc.                                                54,977   4,301,950             0.1%
#                 MOCON, Inc.                                                           3,290      98,206             0.0%
*                 ModusLink Global Solutions, Inc.                                     53,705      90,761             0.0%
*                 MoneyGram International, Inc.                                        37,429     666,610             0.0%
#                 Monolithic Power Systems, Inc.                                       24,423   2,234,704             0.0%
                  Monotype Imaging Holdings, Inc.                                      27,615     561,965             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Information Technology -- (Continued)
                  Motorola Solutions, Inc.                                          35,174 $ 3,023,909             0.1%
#                 MTS Systems Corp.                                                 12,710     590,379             0.0%
*                 Nanometrics, Inc.                                                 22,470     709,041             0.0%
*                 Napco Security Technologies, Inc.                                  7,089      75,143             0.0%
#                 National Instruments Corp.                                        70,927   2,476,062             0.0%
*                 NCI, Inc. Class A                                                  5,252      77,992             0.0%
#*                NCR Corp.                                                         91,724   3,783,615             0.1%
#*                NeoPhotonics Corp.                                                42,205     327,511             0.0%
                  NetApp, Inc.                                                     122,597   4,885,490             0.1%
*                 NETGEAR, Inc.                                                     29,261   1,379,656             0.0%
#*                Netscout Systems, Inc.                                            44,374   1,670,681             0.0%
#*                NeuStar, Inc. Class A                                             20,843     691,988             0.0%
#                 NIC, Inc.                                                         45,069     962,223             0.0%
#*                Novanta, Inc.                                                     27,180     762,399             0.0%
*                 Nuance Communications, Inc.                                      140,848   2,519,771             0.0%
#*                Numerex Corp. Class A                                              7,077      31,846             0.0%
                  NVE Corp.                                                          2,742     223,226             0.0%
                  NVIDIA Corp.                                                     162,000  16,896,600             0.2%
#*                Oclaro, Inc.                                                     102,785     823,308             0.0%
*                 ON Semiconductor Corp.                                           440,330   6,243,879             0.1%
#*                Onvia, Inc.                                                          521       2,423             0.0%
                  Oracle Corp.                                                     481,175  21,633,628             0.3%
#*                OSI Systems, Inc.                                                 16,690   1,291,806             0.0%
#*                Palo Alto Networks, Inc.                                           5,065     549,097             0.0%
*                 PAR Technology Corp.                                               8,391      71,743             0.0%
                  Park Electrochemical Corp.                                        18,395     318,601             0.0%
                  Paychex, Inc.                                                     62,809   3,723,318             0.1%
#*                Paycom Software, Inc.                                             29,870   1,799,667             0.0%
*                 PayPal Holdings, Inc.                                            118,229   5,641,888             0.1%
                  PC Connection, Inc.                                               23,809     684,271             0.0%
                  PC-Tel, Inc.                                                      14,847     114,916             0.0%
*                 PCM, Inc.                                                         11,350     286,020             0.0%
*                 PDF Solutions, Inc.                                               27,069     514,852             0.0%
                  Pegasystems, Inc.                                                 53,386   2,431,732             0.0%
*                 Perceptron, Inc.                                                   8,358      70,876             0.0%
*                 Perficient, Inc.                                                  30,511     531,502             0.0%
*                 PFSweb, Inc.                                                      15,487     113,365             0.0%
*                 Photronics, Inc.                                                  76,157     875,805             0.0%
*                 Planet Payment, Inc.                                              45,645     190,340             0.0%
                  Plantronics, Inc.                                                 30,422   1,661,041             0.0%
*                 Plexus Corp.                                                      36,434   1,894,204             0.0%
                  Power Integrations, Inc.                                          20,537   1,354,415             0.0%
*                 PRGX Global, Inc.                                                 15,202      99,573             0.0%
                  Progress Software Corp.                                           51,351   1,526,152             0.0%
*                 PTC, Inc.                                                         49,041   2,650,666             0.0%
                  QAD, Inc. Class A                                                  9,085     274,367             0.0%
                  QAD, Inc. Class B                                                  1,920      49,363             0.0%
#*                Qorvo, Inc.                                                       79,280   5,393,418             0.1%
                  QUALCOMM, Inc.                                                   467,869  25,143,280             0.4%
*                 Qualys, Inc.                                                      18,758     720,307             0.0%
*                 QuinStreet, Inc.                                                  11,598      51,959             0.0%
*                 Radisys Corp.                                                     38,233     153,314             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Information Technology -- (Continued)
*                 Rambus, Inc.                                                      90,188 $ 1,129,154             0.0%
*                 RealNetworks, Inc.                                                68,817     314,494             0.0%
*                 RealPage, Inc.                                                    15,847     587,131             0.0%
*                 Red Hat, Inc.                                                     22,123   1,948,594             0.0%
                  Reis, Inc.                                                         9,884     185,819             0.0%
                  Relm Wireless Corp.                                                  766       3,868             0.0%
*                 RetailMeNot, Inc.                                                  5,027      58,313             0.0%
                  Richardson Electronics, Ltd.                                       8,608      51,476             0.0%
*                 Rogers Corp.                                                      18,677   1,922,610             0.0%
*                 Rosetta Stone, Inc.                                                7,639      85,939             0.0%
*                 Rubicon Project, Inc. (The)                                       19,100     109,061             0.0%
*                 Rudolph Technologies, Inc.                                        42,313   1,036,668             0.0%
                  Sabre Corp.                                                       47,200   1,104,952             0.0%
*                 salesforce.com, Inc.                                              27,620   2,378,634             0.0%
*                 Sanmina Corp.                                                     83,139   3,096,928             0.1%
*                 ScanSource, Inc.                                                  26,512   1,047,224             0.0%
                  Science Applications International Corp.                          47,695   3,481,258             0.1%
#*                Seachange International, Inc.                                     39,230      98,860             0.0%
#                 Seagate Technology P.L.C.                                         60,324   2,541,450             0.0%
*                 Semtech Corp.                                                     57,431   1,961,269             0.0%
#*                ServiceNow, Inc.                                                   7,840     740,723             0.0%
*                 ShoreTel, Inc.                                                    68,546     448,976             0.0%
#*                Shutterstock, Inc.                                                11,957     516,901             0.0%
*                 Sigma Designs, Inc.                                               42,216     261,739             0.0%
*                 Silicon Laboratories, Inc.                                        30,386   2,161,964             0.0%
#*                Silver Spring Networks, Inc.                                      33,370     380,752             0.0%
#                 Skyworks Solutions, Inc.                                         103,109  10,284,092             0.2%
*                 SMTC Corp.                                                         8,334      10,793             0.0%
*                 Sonus Networks, Inc.                                              49,689     381,612             0.0%
#*                Splunk, Inc.                                                       5,185     333,447             0.0%
                  SS&C Technologies Holdings, Inc.                                  83,532   3,068,966             0.1%
#*                Stamps.com, Inc.                                                  10,645   1,129,967             0.0%
*                 StarTek, Inc.                                                     10,612      96,357             0.0%
*                 Stratasys, Ltd.                                                   17,385     430,453             0.0%
#*                SunPower Corp.                                                    60,268     418,260             0.0%
#*                Super Micro Computer, Inc.                                        38,583     941,425             0.0%
*                 Sykes Enterprises, Inc.                                           43,617   1,300,223             0.0%
                  Symantec Corp.                                                   205,370   6,495,853             0.1%
#*                Synaptics, Inc.                                                   29,085   1,592,985             0.0%
#*                Synchronoss Technologies, Inc.                                    38,709     619,344             0.0%
                  SYNNEX Corp.                                                      42,077   4,562,409             0.1%
*                 Synopsys, Inc.                                                    56,600   4,171,420             0.1%
#                 Syntel, Inc.                                                      42,180     742,790             0.0%
                  Systemax, Inc.                                                    18,932     250,660             0.0%
#*                Tableau Software, Inc. Class A                                     6,951     373,130             0.0%
#*                Take-Two Interactive Software, Inc.                              112,651   7,080,115             0.1%
*                 Tangoe, Inc.                                                       4,628      29,712             0.0%
                  TE Connectivity, Ltd.                                            140,789  10,892,845             0.2%
#*                Tech Data Corp.                                                   38,091   3,643,404             0.1%
*                 TechTarget, Inc.                                                  12,291     113,692             0.0%
*                 Telenav, Inc.                                                     35,217     306,388             0.0%
#                 TeleTech Holdings, Inc.                                           53,568   1,674,000             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Information Technology -- (Continued)
#*                Teradata Corp.                                                   147,154 $ 4,293,954             0.1%
                  Teradyne, Inc.                                                   171,647   6,053,990             0.1%
                  Tessco Technologies, Inc.                                          6,020      84,280             0.0%
                  Texas Instruments, Inc.                                          137,289  10,870,543             0.2%
                  TiVo Corp.                                                       101,944   2,013,394             0.0%
                  Total System Services, Inc.                                      115,925   6,643,662             0.1%
                  TransAct Technologies, Inc.                                        6,652      58,205             0.0%
                  Travelport Worldwide, Ltd.                                        78,575   1,034,833             0.0%
*                 Travelzoo, Inc.                                                    6,908      63,554             0.0%
*                 Tremor Video, Inc.                                                12,246      27,431             0.0%
#*                Trimble, Inc.                                                     91,598   3,245,317             0.1%
*                 TrueCar, Inc.                                                      3,548      62,161             0.0%
*                 TTM Technologies, Inc.                                           111,456   1,864,659             0.0%
#*                Twitter, Inc.                                                    135,414   2,231,623             0.0%
#*                Tyler Technologies, Inc.                                          15,237   2,492,621             0.0%
#*                Ubiquiti Networks, Inc.                                           27,292   1,406,084             0.0%
#*                Ultimate Software Group, Inc. (The)                                6,315   1,279,861             0.0%
*                 Ultra Clean Holdings, Inc.                                        16,571     318,826             0.0%
*                 Ultratech, Inc.                                                   33,220   1,013,874             0.0%
#*                Unisys Corp.                                                         222       2,509             0.0%
#                 Universal Display Corp.                                           14,522   1,297,541             0.0%
*                 USA Technologies, Inc.                                             4,111      20,144             0.0%
*                 Vantiv, Inc. Class A                                              62,995   3,908,210             0.1%
#*                VASCO Data Security International, Inc.                           18,004     243,054             0.0%
*                 Veeco Instruments, Inc.                                           45,638   1,506,054             0.0%
#*                VeriFone Systems, Inc.                                            63,321   1,173,971             0.0%
*                 Verint Systems, Inc.                                              46,362   1,822,027             0.0%
#*                VeriSign, Inc.                                                    14,100   1,253,772             0.0%
                  Versum Materials, Inc.                                            17,453     558,845             0.0%
#*                ViaSat, Inc.                                                      39,920   2,556,078             0.0%
*                 Viavi Solutions, Inc.                                            203,831   2,038,310             0.0%
*                 Virtusa Corp.                                                     21,489     665,729             0.0%
#                 Visa, Inc. Class A                                               285,324  26,027,255             0.4%
#                 Vishay Intertechnology, Inc.                                     150,206   2,455,868             0.0%
*                 Vishay Precision Group, Inc.                                      10,529     181,099             0.0%
#*                VMware, Inc. Class A                                               6,687     629,380             0.0%
                  Wayside Technology Group, Inc.                                     3,335      70,202             0.0%
*                 Web.com Group, Inc.                                               62,541   1,207,041             0.0%
#*                WebMD Health Corp.                                                33,965   1,841,922             0.0%
                  Western Digital Corp.                                            137,501  12,247,214             0.2%
#                 Western Union Co. (The)                                           98,284   1,951,920             0.0%
*                 WEX, Inc.                                                         37,378   3,792,372             0.1%
#*                Workday, Inc. Class A                                              3,900     340,860             0.0%
*                 Xcerra Corp.                                                      30,516     299,057             0.0%
                  Xerox Corp.                                                      528,427   3,799,390             0.1%
                  Xilinx, Inc.                                                      95,771   6,044,108             0.1%
*                 XO Group, Inc.                                                    26,370     462,793             0.0%
                  Xperi Corp.                                                       48,948   1,644,653             0.0%
*                 Yahoo!, Inc.                                                     140,389   6,768,154             0.1%
*                 YuMe, Inc.                                                         3,900      16,224             0.0%
#*                Zebra Technologies Corp. Class A                                  53,438   5,037,600             0.1%
*                 Zedge, Inc. Class B                                                8,851      27,173             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                    SHARES      VALUE+     OF NET ASSETS**
                                                                                    ------- -------------- ---------------
Information Technology -- (Continued)
*                 Zillow Group, Inc. Class A                                         39,905 $    1,535,943             0.0%
#*                Zillow Group, Inc. Class C                                         50,781      1,980,459             0.0%
*                 Zix Corp.                                                          42,901        232,952             0.0%
*                 Zynga, Inc. Class A                                               715,494      2,067,778             0.0%
                                                                                            -------------- ---------------
Total Information Technology                                                                 1,367,038,691            18.6%
                                                                                            -------------- ---------------
Materials -- (4.2%)
                  A Schulman, Inc.                                                   27,726        877,528             0.0%
*                 AdvanSix, Inc.                                                      6,674        181,933             0.0%
                  Air Products & Chemicals, Inc.                                     27,598      3,877,519             0.1%
#*                AK Steel Holding Corp.                                            182,090      1,154,451             0.0%
                  Albemarle Corp.                                                    57,380      6,249,256             0.1%
                  Alcoa Corp.                                                        48,717      1,643,224             0.0%
#                 Allegheny Technologies, Inc.                                       24,915        457,190             0.0%
                  American Vanguard Corp.                                            38,089        637,991             0.0%
                  Ampco-Pittsburgh Corp.                                              6,289         91,505             0.0%
#                 AptarGroup, Inc.                                                   68,925      5,534,677             0.1%
                  Ashland Global Holdings, Inc.                                      34,927      4,313,484             0.1%
                  Avery Dennison Corp.                                               79,803      6,640,408             0.1%
*                 Axalta Coating Systems, Ltd.                                       52,710      1,653,513             0.0%
#                 Balchem Corp.                                                      30,850      2,503,786             0.0%
#                 Ball Corp.                                                         59,303      4,559,808             0.1%
#                 Bemis Co., Inc.                                                   103,471      4,648,952             0.1%
*                 Berry Global Group, Inc.                                           58,267      2,913,350             0.0%
*                 Boise Cascade Co.                                                  39,930      1,217,865             0.0%
                  Cabot Corp.                                                        53,163      3,199,881             0.1%
                  Calgon Carbon Corp.                                                46,058        670,144             0.0%
#                 Carpenter Technology Corp.                                         47,725      1,937,635             0.0%
                  Celanese Corp. Series A                                            75,964      6,611,907             0.1%
#*                Century Aluminum Co.                                               46,724        637,315             0.0%
#                 CF Industries Holdings, Inc.                                      115,649      3,092,454             0.1%
                  Chase Corp.                                                         9,793      1,003,782             0.0%
                  Chemours Co. (The)                                                 37,462      1,509,344             0.0%
*                 Clearwater Paper Corp.                                             17,020        827,172             0.0%
#*                Cliffs Natural Resources, Inc.                                    190,244      1,278,440             0.0%
*                 Coeur Mining, Inc.                                                 67,205        608,877             0.0%
                  Commercial Metals Co.                                             114,581      2,135,790             0.0%
#                 Compass Minerals International, Inc.                               36,536      2,411,376             0.0%
*                 Contango ORE, Inc.                                                    780         14,332             0.0%
*                 Core Molding Technologies, Inc.                                     6,699        132,506             0.0%
*                 Crown Holdings, Inc.                                               25,266      1,417,170             0.0%
#                 Deltic Timber Corp.                                                 6,480        501,358             0.0%
                  Domtar Corp.                                                       80,327      3,184,966             0.1%
                  Dow Chemical Co. (The)                                            290,047     18,214,952             0.3%
#                 Eagle Materials, Inc.                                              41,526      3,985,250             0.1%
                  Eastman Chemical Co.                                               86,161      6,871,340             0.1%
                  Ecolab, Inc.                                                       27,891      3,600,449             0.1%
                  EI du Pont de Nemours & Co.                                        60,546      4,828,543             0.1%
*                 Ferro Corp.                                                       109,934      1,970,017             0.0%
                  Ferroglobe P.L.C.                                                  48,589        468,884             0.0%
#*                Flotek Industries, Inc.                                            15,160        182,072             0.0%
#                 FMC Corp.                                                          41,425      3,033,553             0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Materials -- (Continued)
#*                Freeport-McMoRan, Inc.                                           706,053 $ 9,002,176             0.1%
                  Friedman Industries, Inc.                                          5,121      31,750             0.0%
                  FutureFuel Corp.                                                  27,783     429,525             0.0%
*                 GCP Applied Technologies, Inc.                                    44,471   1,463,096             0.0%
                  Gold Resource Corp.                                               43,214     142,606             0.0%
                  Graphic Packaging Holding Co.                                    429,003   5,825,861             0.1%
                  Greif, Inc. Class A                                               32,445   1,901,926             0.0%
                  Greif, Inc. Class B                                                9,985     672,490             0.0%
*                 Handy & Harman, Ltd.                                               1,912      52,102             0.0%
                  Hawkins, Inc.                                                     12,128     619,741             0.0%
                  Haynes International, Inc.                                         8,599     363,652             0.0%
#                 HB Fuller Co.                                                     53,829   2,843,786             0.0%
*                 Headwaters, Inc.                                                  72,600   1,724,976             0.0%
                  Hecla Mining Co.                                                 518,711   2,826,975             0.0%
                  Huntsman Corp.                                                   345,609   8,560,735             0.1%
*                 Ingevity Corp.                                                    25,575   1,617,107             0.0%
                  Innophos Holdings, Inc.                                           19,447     932,289             0.0%
                  Innospec, Inc.                                                    23,912   1,578,192             0.0%
#                 International Flavors & Fragrances, Inc.                          12,369   1,714,220             0.0%
                  International Paper Co.                                          218,342  11,783,918             0.2%
                  Kaiser Aluminum Corp.                                             12,565   1,060,612             0.0%
                  KapStone Paper and Packaging Corp.                               102,674   2,165,395             0.0%
                  KMG Chemicals, Inc.                                               14,203     746,368             0.0%
*                 Koppers Holdings, Inc.                                            24,108   1,023,385             0.0%
#*                Kraton Corp.                                                      40,048   1,309,970             0.0%
#                 Kronos Worldwide, Inc.                                            40,541     710,278             0.0%
*                 Louisiana-Pacific Corp.                                          110,981   2,856,651             0.0%
#*                LSB Industries, Inc.                                               7,800      85,956             0.0%
                  LyondellBasell Industries NV Class A                              46,533   3,944,137             0.1%
                  Martin Marietta Materials, Inc.                                   26,524   5,840,320             0.1%
                  Materion Corp.                                                    26,150     995,007             0.0%
                  Mercer International, Inc.                                        73,164     892,601             0.0%
                  Minerals Technologies, Inc.                                       35,207   2,770,791             0.0%
                  Monsanto Co.                                                      37,757   4,402,844             0.1%
                  Mosaic Co. (The)                                                 110,318   2,970,864             0.0%
                  Myers Industries, Inc.                                            54,218     883,753             0.0%
                  Neenah Paper, Inc.                                                21,984   1,722,446             0.0%
#                 NewMarket Corp.                                                    6,400   3,012,480             0.0%
                  Newmont Mining Corp.                                             219,773   7,430,525             0.1%
*                 Northern Technologies International Corp.                            929      14,446             0.0%
                  Nucor Corp.                                                      118,240   7,251,659             0.1%
#                 Olin Corp.                                                       234,289   7,527,706             0.1%
                  Olympic Steel, Inc.                                               12,187     274,817             0.0%
*                 OMNOVA Solutions, Inc.                                            56,955     541,072             0.0%
#*                Owens-Illinois, Inc.                                             156,245   3,409,266             0.1%
                  Packaging Corp. of America                                        60,404   5,966,707             0.1%
                  PH Glatfelter Co.                                                 41,831     899,785             0.0%
#*                Platform Specialty Products Corp.                                 62,703     888,501             0.0%
                  PolyOne Corp.                                                     90,242   3,538,389             0.1%
                  PPG Industries, Inc.                                              21,580   2,370,347             0.0%
                  Praxair, Inc.                                                     34,316   4,288,814             0.1%
                  Quaker Chemical Corp.                                             14,031   2,028,883             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Materials -- (Continued)
#                 Rayonier Advanced Materials, Inc.                                  41,730 $    552,922             0.0%
#*                Real Industry, Inc.                                                12,450       32,370             0.0%
                  Reliance Steel & Aluminum Co.                                      71,129    5,606,388             0.1%
#                 Royal Gold, Inc.                                                   47,315    3,344,224             0.1%
                  RPM International, Inc.                                            68,416    3,595,945             0.1%
#*                Ryerson Holding Corp.                                              28,883      395,697             0.0%
                  Schnitzer Steel Industries, Inc. Class A                           24,016      453,902             0.0%
                  Schweitzer-Mauduit International, Inc.                             28,123    1,210,695             0.0%
                  Scotts Miracle-Gro Co. (The)                                       40,859    3,946,979             0.1%
                  Sealed Air Corp.                                                   75,798    3,336,628             0.1%
                  Sensient Technologies Corp.                                        36,267    2,966,641             0.0%
                  Sherwin-Williams Co. (The)                                          8,800    2,945,184             0.0%
                  Silgan Holdings, Inc.                                              56,257    3,410,299             0.1%
                  Sonoco Products Co.                                               111,793    5,847,892             0.1%
#                 Southern Copper Corp.                                              13,756      486,550             0.0%
                  Steel Dynamics, Inc.                                              171,745    6,206,864             0.1%
                  Stepan Co.                                                         19,805    1,679,464             0.0%
*                 Stillwater Mining Co.                                             132,017    2,373,666             0.0%
#*                Summit Materials, Inc. Class A                                     71,771    1,841,644             0.0%
*                 SunCoke Energy, Inc.                                               81,030      743,045             0.0%
*                 Synalloy Corp.                                                      4,403       57,019             0.0%
#*                TimkenSteel Corp.                                                  40,356      608,568             0.0%
*                 Trecora Resources                                                  12,605      139,285             0.0%
                  Tredegar Corp.                                                     24,492      420,038             0.0%
                  Trinseo SA                                                         41,879    2,780,766             0.0%
                  Tronox, Ltd. Class A                                               28,885      476,891             0.0%
*                 UFP Technologies, Inc.                                              1,028       27,448             0.0%
                  United States Lime & Minerals, Inc.                                 4,302      340,374             0.0%
#                 United States Steel Corp.                                         137,736    3,074,268             0.1%
#*                Universal Stainless & Alloy Products, Inc.                          1,587       28,645             0.0%
#*                US Concrete, Inc.                                                  21,479    1,331,698             0.0%
                  Valspar Corp. (The)                                                39,280    4,416,643             0.1%
#                 Valvoline, Inc.                                                     2,264       50,374             0.0%
                  Vulcan Materials Co.                                               44,838    5,420,017             0.1%
                  Westlake Chemical Corp.                                            79,109    4,924,535             0.1%
                  WestRock Co.                                                      125,734    6,734,313             0.1%
                  Worthington Industries, Inc.                                       54,931    2,389,498             0.0%
                  WR Grace & Co.                                                     23,231    1,619,665             0.0%
                                                                                            ------------ ---------------
Total Materials                                                                              347,214,891             4.7%
                                                                                            ------------ ---------------
Real Estate -- (0.4%)
                  Alexander & Baldwin, Inc.                                          61,000    2,806,610             0.1%
#*                Altisource Asset Management Corp.                                     743       56,914             0.0%
#*                Altisource Portfolio Solutions SA                                   8,399      185,534             0.0%
*                 CBRE Group, Inc. Class A                                          152,967    5,477,748             0.1%
                  CKX Lands, Inc.                                                        39          460             0.0%
                  Colony NorthStar, Inc. Class A                                    115,713    1,512,369             0.0%
                  Consolidated-Tomoka Land Co.                                        5,164      280,044             0.0%
*                 Forestar Group, Inc.                                               23,998      339,572             0.0%
*                 FRP Holdings, Inc.                                                  6,278      268,070             0.0%
                  Griffin Industrial Realty, Inc.                                     2,369       71,710             0.0%
                  HFF, Inc. Class A                                                  48,112    1,510,717             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                    SHARES      VALUE+    OF NET ASSETS**
                                                                                   --------- ------------ ---------------
Real Estate -- (Continued)
*                 Howard Hughes Corp. (The)                                           32,393 $  3,987,902             0.1%
                  Jones Lang LaSalle, Inc.                                            33,488    3,846,432             0.1%
                  Kennedy-Wilson Holdings, Inc.                                       85,936    1,753,094             0.0%
#*                Marcus & Millichap, Inc.                                            35,446      914,507             0.0%
                  RE/MAX Holdings, Inc. Class A                                       12,109      716,247             0.0%
                  Realogy Holdings Corp.                                              79,270    2,421,698             0.0%
                  RMR Group, Inc. (The) Class A                                        2,980      157,195             0.0%
*                 SBA Communications Corp.                                            18,603    2,353,093             0.0%
#*                St Joe Co. (The)                                                    36,634      641,095             0.0%
                  Stratus Properties, Inc.                                             2,436       72,715             0.0%
#*                Tejon Ranch Co.                                                     15,033      344,256             0.0%
*                 Transcontinental Realty Investors, Inc.                                860       17,518             0.0%
*                 Trinity Place Holdings, Inc.                                           699        4,984             0.0%
                                                                                             ------------ ---------------
Total Real Estate                                                                              29,740,484             0.4%
                                                                                             ------------ ---------------
Telecommunication Services -- (2.4%)
*                 Alaska Communications Systems Group, Inc.                           33,007       77,566             0.0%
                  AT&T, Inc.                                                       2,748,800  108,934,944             1.5%
                  ATN International, Inc.                                             13,203      913,516             0.0%
#*                Boingo Wireless, Inc.                                               35,665      509,653             0.0%
#                 CenturyLink, Inc.                                                  372,954    9,573,729             0.1%
#*                Cincinnati Bell, Inc.                                               35,281      665,047             0.0%
#                 Cogent Communications Holdings, Inc.                                33,553    1,509,885             0.0%
#                 Consolidated Communications Holdings, Inc.                          63,448    1,501,814             0.0%
*                 FairPoint Communications, Inc.                                      12,980      221,309             0.0%
#                 Frontier Communications Corp.                                      384,236      722,364             0.0%
*                 General Communication, Inc. Class A                                 47,253    1,769,152             0.0%
*                 Hawaiian Telcom Holdco, Inc.                                         1,676       42,654             0.0%
                  IDT Corp. Class B                                                   32,465      493,143             0.0%
#*                Iridium Communications, Inc.                                        44,017      466,580             0.0%
*                 Level 3 Communications, Inc.                                        89,231    5,421,676             0.1%
*                 Lumos Networks Corp.                                                26,456      473,827             0.0%
#*                NII Holdings, Inc.                                                   7,425        6,406             0.0%
*                 ORBCOMM, Inc.                                                       62,757      604,978             0.0%
#                 Shenandoah Telecommunications Co.                                   78,106    2,499,392             0.1%
                  Spok Holdings, Inc.                                                 19,425      348,679             0.0%
#*                Sprint Corp.                                                       290,563    2,623,784             0.1%
#*                Straight Path Communications, Inc. Class B                           6,154      793,004             0.0%
*                 T-Mobile US, Inc.                                                  115,500    7,769,685             0.1%
                  Telephone & Data Systems, Inc.                                      84,875    2,330,668             0.1%
*                 United States Cellular Corp.                                        21,328      835,631             0.0%
                  Verizon Communications, Inc.                                       830,314   38,119,716             0.5%
*                 Vonage Holdings Corp.                                              194,648    1,306,088             0.0%
                  Windstream Holdings, Inc.                                          141,054      778,618             0.0%
*                 Zayo Group Holdings, Inc.                                           27,617      968,528             0.0%
                                                                                             ------------ ---------------
Total Telecommunication Services                                                              192,282,036             2.6%
                                                                                             ------------ ---------------
Utilities -- (1.7%)
                  AES Corp.                                                          116,671    1,319,549             0.0%
                  ALLETE, Inc.                                                        23,303    1,629,113             0.0%
                  Alliant Energy Corp.                                                35,336    1,389,412             0.0%
#                 Ameren Corp.                                                        37,505    2,051,148             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Utilities -- (Continued)
                  American Electric Power Co., Inc.                                  37,600 $2,550,408             0.1%
                  American States Water Co.                                          25,575  1,138,599             0.0%
                  American Water Works Co., Inc.                                     27,481  2,191,885             0.0%
#                 Aqua America, Inc.                                                 60,722  2,009,291             0.0%
                  Artesian Resources Corp. Class A                                    6,355    244,096             0.0%
                  Atlantica Yield PLC                                                16,696    347,945             0.0%
                  Atmos Energy Corp.                                                 35,933  2,911,292             0.1%
#                 Avangrid, Inc.                                                     24,409  1,061,791             0.0%
#                 Avista Corp.                                                       39,964  1,612,148             0.0%
#                 Black Hills Corp.                                                  23,088  1,570,446             0.0%
                  California Water Service Group                                     33,045  1,179,706             0.0%
*                 Calpine Corp.                                                     308,110  3,142,722             0.1%
                  CenterPoint Energy, Inc.                                           66,859  1,907,487             0.0%
                  Chesapeake Utilities Corp.                                         10,967    803,881             0.0%
                  CMS Energy Corp.                                                   43,000  1,952,200             0.0%
                  Connecticut Water Service, Inc.                                    10,026    538,095             0.0%
#                 Consolidated Edison, Inc.                                          36,546  2,897,367             0.1%
                  Consolidated Water Co., Ltd.                                        8,030     94,754             0.0%
                  Delta Natural Gas Co., Inc.                                         2,958     89,627             0.0%
#                 Dominion Resources, Inc.                                           48,949  3,790,121             0.1%
                  DTE Energy Co.                                                     26,133  2,733,250             0.1%
                  Duke Energy Corp.                                                  50,146  4,137,045             0.1%
#*                Dynegy, Inc.                                                       19,991    128,342             0.0%
                  Edison International                                               24,797  1,983,016             0.0%
                  El Paso Electric Co.                                               27,856  1,437,370             0.0%
                  Entergy Corp.                                                      27,645  2,108,208             0.0%
#                 Eversource Energy                                                  43,961  2,611,283             0.1%
                  Exelon Corp.                                                       70,455  2,439,857             0.1%
                  FirstEnergy Corp.                                                  48,347  1,447,509             0.0%
                  Gas Natural, Inc.                                                   5,877     73,462             0.0%
                  Genie Energy, Ltd. Class B                                         12,764    101,474             0.0%
                  Great Plains Energy, Inc.                                          41,809  1,237,128             0.0%
#                 Hawaiian Electric Industries, Inc.                                 43,152  1,446,455             0.0%
#                 IDACORP, Inc.                                                      27,260  2,304,015             0.1%
#                 MDU Resources Group, Inc.                                          70,629  1,899,920             0.0%
                  MGE Energy, Inc.                                                   24,663  1,585,831             0.0%
#                 Middlesex Water Co.                                                12,971    494,455             0.0%
#                 National Fuel Gas Co.                                              29,344  1,625,071             0.0%
#                 New Jersey Resources Corp.                                         49,762  2,007,897             0.0%
                  NextEra Energy, Inc.                                               36,470  4,870,933             0.1%
                  NiSource, Inc.                                                    106,538  2,583,546             0.1%
                  Northwest Natural Gas Co.                                          19,285  1,149,386             0.0%
#                 NorthWestern Corp.                                                 23,729  1,418,520             0.0%
                  NRG Energy, Inc.                                                  252,071  4,260,000             0.1%
#                 NRG Yield, Inc. Class A                                            12,547    217,565             0.0%
#                 NRG Yield, Inc. Class C                                            26,037    460,855             0.0%
                  OGE Energy Corp.                                                   61,233  2,129,684             0.0%
                  ONE Gas, Inc.                                                      29,343  2,019,679             0.0%
                  Ormat Technologies, Inc.                                           52,901  3,124,333             0.1%
                  Otter Tail Corp.                                                   26,380  1,042,010             0.0%
#                 Pattern Energy Group, Inc.                                         38,722    852,658             0.0%
                  PG&E Corp.                                                         33,562  2,250,332             0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                                PERCENTAGE
                                                                                      SHARES       VALUE+     OF NET ASSETS**
                                                                                    ---------- -------------- ---------------
Utilities -- (Continued)
                  Pinnacle West Capital Corp.                                           17,091 $    1,454,273             0.0%
                  PNM Resources, Inc.                                                   48,335      1,800,479             0.0%
                  Portland General Electric Co.                                         46,304      2,099,423             0.0%
                  PPL Corp.                                                             46,676      1,778,822             0.0%
                  Public Service Enterprise Group, Inc.                                 50,049      2,204,658             0.0%
                  RGC Resources, Inc.                                                    1,017         22,628             0.0%
#                 SCANA Corp.                                                           22,031      1,460,876             0.0%
                  Sempra Energy                                                         15,080      1,704,342             0.0%
                  SJW Corp.                                                             14,096        688,449             0.0%
                  South Jersey Industries, Inc.                                         50,799      1,905,978             0.0%
#                 Southern Co. (The)                                                    77,191      3,844,112             0.1%
                  Southwest Gas Holdings, Inc.                                          25,612      2,145,261             0.0%
#                 Spark Energy, Inc. Class A                                             3,047        109,387             0.0%
#                 Spire, Inc.                                                           23,955      1,642,115             0.0%
                  UGI Corp.                                                            135,135      6,778,372             0.1%
                  Unitil Corp.                                                          12,123        587,117             0.0%
                  Vectren Corp.                                                         30,704      1,824,432             0.0%
#                 WEC Energy Group, Inc.                                                42,285      2,559,088             0.1%
                  Westar Energy, Inc.                                                   30,202      1,571,410             0.0%
#                 WGL Holdings, Inc.                                                    28,898      2,382,929             0.1%
                  Xcel Energy, Inc.                                                     56,192      2,531,450             0.1%
#                 York Water Co. (The)                                                   9,812        367,950             0.0%
                                                                                               -------------- ---------------
Total Utilities                                                                                   138,067,723             1.9%
                                                                                               -------------- ---------------
TOTAL COMMON STOCKS                                                                             7,340,452,753            99.7%
                                                                                               -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
(degree)*         Dyax Corp. Contingent Value Rights                                    15,216         16,890             0.0%
(degree)#*        Safeway Casa Ley Contingent Value Rights                              95,306         96,726             0.0%
(degree)#*        Safeway PDC, LLC Contingent Value Rights                              95,306          4,651             0.0%
                                                                                               -------------- ---------------
TOTAL RIGHTS/WARRANTS                                                                                 118,267             0.0%
                                                                                               -------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                     7,340,571,020
                                                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
                  State Street Institutional U.S. Government Money Market Fund,
                    0.680%                                                          30,660,931     30,660,931             0.4%
                                                                                               -------------- ---------------
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@              DFA Short Term Investment Fund                                    71,256,698    824,653,765            11.2%
                                                                                               -------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $5,146,013,476)                                            $8,195,885,716           111.3%
                                                                                               ============== ===============

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------------
                                   LEVEL 1       LEVEL 2      LEVEL 3        TOTAL
                                -------------- ------------ ------------ --------------
Common Stocks
   Consumer Discretionary       $1,115,243,514 $     73,475           -- $1,115,316,989
   Consumer Staples                502,043,254           --           --    502,043,254
   Energy                          399,195,654           --           --    399,195,654
   Financials                    1,394,389,060           --           --  1,394,389,060
   Health Care                     789,832,593           --           --    789,832,593
   Industrials                   1,065,331,378           --           --  1,065,331,378
   Information Technology        1,367,038,691           --           --  1,367,038,691
   Materials                       347,214,891           --           --    347,214,891
   Real Estate                      29,740,484           --           --     29,740,484
   Telecommunication Services      192,282,036           --           --    192,282,036
   Utilities                       138,067,723           --           --    138,067,723
Rights/Warrants                             --      118,267           --        118,267
Temporary Cash Investments          30,660,931           --           --     30,660,931
Securities Lending Collateral               --  824,653,765           --    824,653,765
                                -------------- ------------ ------------ --------------
TOTAL                           $7,371,040,209 $824,845,507           -- $8,195,885,716
                                ============== ============ ============ ==============

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
COMMON STOCKS -- (98.0%)
AUSTRALIA -- (6.4%)
                  Alumina, Ltd.                                                       393,774 $    540,560             0.0%
                  Aurizon Holdings, Ltd.                                            1,342,286    5,176,056             0.2%
                  Australia & New Zealand Banking Group, Ltd.                       1,911,673   46,795,802             1.4%
                  Bank of Queensland, Ltd.                                            223,079    1,995,914             0.1%
                  Bendigo & Adelaide Bank, Ltd.                                       411,694    3,788,695             0.1%
                  BHP Billiton, Ltd.                                                1,783,876   31,760,009             0.9%
#                 BHP Billiton, Ltd. Sponsored ADR                                    593,811   21,139,672             0.6%
                  BlueScope Steel, Ltd.                                               635,693    5,554,010             0.2%
                  Boral, Ltd.                                                       1,007,545    4,644,324             0.1%
                  Crown Resorts, Ltd.                                                  80,437      752,113             0.0%
                  Fortescue Metals Group, Ltd.                                      2,364,334    9,371,395             0.3%
                  Harvey Norman Holdings, Ltd.                                        115,316      361,705             0.0%
                  Incitec Pivot, Ltd.                                               1,222,475    3,463,459             0.1%
                  Newcrest Mining, Ltd.                                               772,159   12,388,003             0.4%
                  Oil Search, Ltd.                                                    183,092      987,953             0.0%
*                 Origin Energy, Ltd.                                                 877,268    4,720,821             0.1%
                  QBE Insurance Group, Ltd.                                           702,690    6,751,284             0.2%
                  Rio Tinto, Ltd.                                                     140,299    6,351,572             0.2%
*                 Santos, Ltd.                                                      1,226,989    3,185,385             0.1%
                  South32, Ltd.                                                     3,585,809    7,430,860             0.2%
                  South32, Ltd. ADR                                                   213,802    2,210,713             0.1%
                  Star Entertainment Grp, Ltd. (The)                                1,064,185    4,432,581             0.1%
                  Suncorp Group, Ltd.                                               1,122,127   11,567,604             0.3%
                  Tatts Group, Ltd.                                                   471,318    1,516,241             0.1%
                  Treasury Wine Estates, Ltd.                                          45,965      412,690             0.0%
                  Wesfarmers, Ltd.                                                      5,312      170,997             0.0%
                  Woodside Petroleum, Ltd.                                            864,632   20,812,962             0.6%
                                                                                              ------------ ---------------
TOTAL AUSTRALIA                                                                                218,283,380             6.4%
                                                                                              ------------ ---------------
AUSTRIA -- (0.1%)
                  Erste Group Bank AG                                                  37,596    1,346,080             0.0%
                  OMV AG                                                               46,808    2,156,028             0.1%
*                 Raiffeisen Bank International AG                                     12,720      289,968             0.0%
                                                                                              ------------ ---------------
TOTAL AUSTRIA                                                                                    3,792,076             0.1%
                                                                                              ------------ ---------------
BELGIUM -- (1.1%)
                  Ageas                                                               214,159    8,768,918             0.3%
                  KBC Group NV                                                        179,942   13,003,845             0.4%
                  Solvay SA                                                            87,295   11,103,138             0.3%
                  UCB SA                                                               40,220    3,139,130             0.1%
                  Umicore SA                                                            1,792      104,988             0.0%
                                                                                              ------------ ---------------
TOTAL BELGIUM                                                                                   36,120,019             1.1%
                                                                                              ------------ ---------------
CANADA -- (8.0%)
                  AltaGas, Ltd.                                                       171,269    3,838,042             0.1%
                  Bank of Montreal                                                    550,366   38,993,431             1.1%
*                 BlackBerry, Ltd.                                                    296,192    2,766,527             0.1%
                  Cameco Corp.                                                        263,655    2,528,452             0.1%
                  Canadian Natural Resources, Ltd.(136385101)                         453,166   14,442,400             0.4%
                  Canadian Natural Resources, Ltd.(2171573)                            69,949    2,228,037             0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                    SHARES     VALUE++    OF NET ASSETS**
                                                                                   --------- ------------ ---------------
CANADA -- (Continued)
#                 Cenovus Energy, Inc.                                               429,409 $  4,285,502             0.1%
                  Crescent Point Energy Corp.(22576C101)                             511,738    5,071,324             0.1%
                  Crescent Point Energy Corp.(B67C8W8)                               197,496    1,954,632             0.1%
*                 Detour Gold Corp.                                                   19,400      245,156             0.0%
                  Element Fleet Management Corp.                                      94,230      827,675             0.0%
                  Empire Co., Ltd. Class A                                           257,695    3,970,057             0.1%
                  Encana Corp.                                                       260,214    2,784,290             0.1%
                  Fairfax Financial Holdings, Ltd.                                    18,780    8,584,828             0.3%
                  Finning International, Inc.                                         72,010    1,369,459             0.0%
                  First Quantum Minerals, Ltd.                                       456,957    4,355,156             0.1%
                  Goldcorp, Inc.(380956409)                                          520,748    7,269,642             0.2%
                  Goldcorp, Inc.(2676302)                                             88,894    1,238,610             0.0%
*                 Husky Energy, Inc.                                                 472,269    5,452,521             0.2%
                  Imperial Oil, Ltd.                                                  84,976    2,470,252             0.1%
                  Industrial Alliance Insurance & Financial Services, Inc.           142,414    6,008,294             0.2%
*                 Kinross Gold Corp.                                               1,712,330    5,958,439             0.2%
                  Lundin Mining Corp.                                                895,584    4,776,273             0.1%
                  Magna International, Inc.                                          273,939   11,442,432             0.3%
                  Manulife Financial Corp.(2492519)                                  827,157   14,506,530             0.4%
                  Manulife Financial Corp.(56501R106)                                745,227   13,078,734             0.4%
                  Maple Leaf Foods, Inc.                                              22,528      563,922             0.0%
                  Potash Corp. of Saskatchewan, Inc.                                 453,622    7,657,139             0.2%
                  Silver Wheaton Corp.                                                87,413    1,745,638             0.1%
                  Sun Life Financial, Inc.(2566124)                                  174,806    6,173,691             0.2%
                  Sun Life Financial, Inc.(866796105)                                270,012    9,536,824             0.3%
                  Suncor Energy, Inc.(867224107)                                     384,922   12,071,154             0.4%
                  Suncor Energy, Inc.(B3NB1P2)                                     1,023,634   32,080,193             0.9%
                  Teck Resources, Ltd. Class A                                           600       12,747             0.0%
                  Teck Resources, Ltd. Class B(878742204)                            592,686   12,292,308             0.4%
                  Teck Resources, Ltd. Class B(2879327)                              222,229    4,610,472             0.1%
*                 Tourmaline Oil Corp.                                               314,578    6,180,713             0.2%
*                 Turquoise Hill Resources, Ltd.                                     490,094    1,335,592             0.0%
                  Veresen, Inc.                                                       65,894      735,186             0.0%
                  Whitecap Resources, Inc.                                           292,044    2,066,697             0.1%
                  WSP Global, Inc.                                                    99,211    3,614,346             0.1%
                  Yamana Gold, Inc.                                                  550,990    1,481,362             0.0%
                                                                                             ------------ ---------------
TOTAL CANADA                                                                                  272,604,679             7.9%
                                                                                             ------------ ---------------
DENMARK -- (1.8%)
                  AP Moller - Maersk A.S. Class A                                      1,933    3,206,833             0.1%
                  AP Moller - Maersk A.S. Class B                                      4,274    7,372,795             0.2%
                  Carlsberg A.S. Class B                                              61,087    6,095,414             0.2%
                  Danske Bank A.S.                                                   301,811   10,973,403             0.3%
                  DSV A.S.                                                           173,284    9,649,397             0.3%
                  H Lundbeck A.S.                                                     16,426      842,572             0.0%
                  ISS A.S.                                                           154,191    6,395,878             0.2%
                  Tryg A.S.                                                           12,648      242,674             0.0%
                  Vestas Wind Systems A.S.                                           201,250   17,316,865             0.5%
                                                                                             ------------ ---------------
TOTAL DENMARK                                                                                  62,095,831             1.8%
                                                                                             ------------ ---------------
FINLAND -- (0.9%)
                  Fortum Oyj                                                         297,902    4,331,570             0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
FINLAND -- (Continued)
                  Nokia Oyj                                                         1,137,436 $  6,502,544             0.2%
                  Stora Enso Oyj Class R                                              605,613    7,187,348             0.2%
                  UPM-Kymmene Oyj                                                     546,631   14,401,907             0.4%
                                                                                              ------------ ---------------
TOTAL FINLAND                                                                                   32,423,369             0.9%
                                                                                              ------------ ---------------
FRANCE -- (10.1%)
                  AXA SA                                                              584,162   15,585,516             0.5%
                  AXA SA Sponsored ADR                                                370,612    9,862,727             0.3%
                  BNP Paribas SA                                                      733,922   51,798,147             1.5%
                  Bollore SA(4572709)                                                 497,514    2,024,349             0.1%
*                 Bollore SA(BD3RTL2)                                                   3,350       13,402             0.0%
                  Bouygues SA                                                         161,249    6,777,920             0.2%
                  Casino Guichard Perrachon SA                                         75,162    4,526,597             0.1%
                  Cie de Saint-Gobain                                                 270,899   14,616,850             0.4%
                  Cie Generale des Etablissements Michelin                             43,490    5,688,537             0.2%
                  CNP Assurances                                                      220,802    4,612,281             0.1%
                  Credit Agricole SA                                                  310,254    4,614,666             0.1%
                  Electricite de France SA                                            244,922    2,044,549             0.1%
                  Engie SA                                                          1,220,619   17,210,777             0.5%
                  Natixis SA                                                          651,335    4,532,762             0.1%
                  Orange SA                                                         1,778,494   27,526,350             0.8%
*                 Peugeot SA                                                          688,154   14,427,566             0.4%
                  Renault SA                                                          253,272   23,617,898             0.7%
                  SCOR SE                                                             113,741    4,499,248             0.1%
                  Societe Generale SA                                                 590,348   32,370,351             0.9%
                  STMicroelectronics NV                                               481,281    7,726,323             0.2%
                  Total SA                                                          1,648,530   84,624,314             2.5%
                  Vivendi SA                                                          348,811    6,918,737             0.2%
                                                                                              ------------ ---------------
TOTAL FRANCE                                                                                   345,619,867            10.0%
                                                                                              ------------ ---------------
GERMANY -- (7.4%)
                  Allianz SE                                                          217,369   41,382,188             1.2%
                  Allianz SE Sponsored ADR                                            716,588   13,621,621             0.4%
                  Bayerische Motoren Werke AG                                         291,133   27,815,358             0.8%
*                 Commerzbank AG                                                      484,874    4,753,480             0.1%
                  Daimler AG                                                          787,995   58,716,883             1.7%
*                 Deutsche Bank AG(D18190898)                                         772,609   13,961,045             0.4%
*                 Deutsche Bank AG(5750355)                                           142,507    2,562,391             0.1%
                  Deutsche Lufthansa AG                                               504,513    8,703,974             0.3%
                  E.ON SE                                                             685,310    5,342,255             0.2%
                  Evonik Industries AG                                                 75,481    2,520,309             0.1%
                  Fraport AG Frankfurt Airport Services Worldwide                      36,156    2,844,518             0.1%
                  Fresenius Medical Care AG & Co. KGaA                                108,422    9,624,539             0.3%
                  Hannover Rueck SE                                                    17,043    2,044,549             0.1%
                  HeidelbergCement AG                                                  93,572    8,662,654             0.2%
                  Lanxess AG                                                           23,332    1,684,720             0.0%
                  Linde AG                                                             57,190   10,276,381             0.3%
                  MAN SE                                                                2,914      306,163             0.0%
                  Metro AG                                                            237,629    7,820,210             0.2%
                  Muenchener Rueckversicherungs-Gesellschaft AG                        46,366    8,889,253             0.3%
                  Osram Licht AG                                                        9,022      604,378             0.0%
*                 RWE AG                                                              494,691    8,193,682             0.2%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
GERMANY -- (Continued)
*                 Talanx AG                                                             64,359 $  2,319,985             0.1%
                  Telefonica Deutschland Holding AG                                    554,648    2,689,339             0.1%
*                 Uniper SE                                                            286,927    4,709,080             0.1%
                  Volkswagen AG                                                         29,340    4,730,930             0.1%
                                                                                               ------------ ---------------
TOTAL GERMANY                                                                                   254,779,885             7.4%
                                                                                               ------------ ---------------
HONG KONG -- (2.7%)
#                 Cathay Pacific Airways, Ltd.                                       1,413,000    2,033,618             0.1%
                  CK Hutchison Holdings, Ltd.                                        1,836,848   22,937,244             0.7%
                  FIH Mobile, Ltd.                                                     126,000       43,225             0.0%
                  Guoco Group, Ltd.                                                      6,000       68,867             0.0%
                  Hang Lung Group, Ltd.                                                996,000    4,153,241             0.1%
                  Hang Lung Properties, Ltd.                                         1,244,000    3,259,501             0.1%
                  Henderson Land Development Co., Ltd.                                 326,680    2,068,033             0.1%
                  Hopewell Holdings, Ltd.                                              291,331    1,113,338             0.0%
                  Kerry Properties, Ltd.                                               514,500    1,923,357             0.1%
                  MTR Corp., Ltd.                                                      502,443    2,890,641             0.1%
                  New World Development Co., Ltd.                                    7,575,305    9,419,953             0.3%
                  NWS Holdings, Ltd.                                                   789,984    1,483,549             0.0%
                  Shangri-La Asia, Ltd.                                                988,000    1,414,030             0.0%
                  Sino Land Co., Ltd.                                                1,442,432    2,440,959             0.1%
                  Sun Hung Kai Properties, Ltd.                                        949,434   14,227,267             0.4%
                  Swire Pacific, Ltd. Class A                                          644,500    6,214,810             0.2%
                  Swire Pacific, Ltd. Class B                                          672,500    1,140,810             0.0%
                  Tsim Sha Tsui Properties, Ltd.                                       261,125      785,663             0.0%
                  Wharf Holdings, Ltd. (The)                                           804,000    6,854,926             0.2%
                  Wheelock & Co., Ltd.                                               1,122,000    8,739,716             0.2%
                  Yue Yuen Industrial Holdings, Ltd.                                    74,500      294,515             0.0%
                                                                                               ------------ ---------------
TOTAL HONG KONG                                                                                  93,507,263             2.7%
                                                                                               ------------ ---------------
IRELAND -- (0.3%)
*                 Bank of Ireland                                                   14,864,477    3,741,941             0.1%
                  CRH P.L.C.                                                            34,724    1,264,790             0.0%
                  CRH P.L.C. Sponsored ADR                                             148,096    5,378,847             0.2%
                  Paddy Power Betfair P.L.C.                                             4,490      499,712             0.0%
                                                                                               ------------ ---------------
TOTAL IRELAND                                                                                    10,885,290             0.3%
                                                                                               ------------ ---------------
ISRAEL -- (0.4%)
                  Azrieli Group, Ltd.                                                    3,498      186,071             0.0%
                  Bank Hapoalim BM                                                     899,961    5,612,435             0.2%
*                 Bank Leumi Le-Israel BM                                            1,111,380    5,197,548             0.1%
                  Israel Chemicals, Ltd.                                                54,286      233,937             0.0%
                  Mizrahi Tefahot Bank, Ltd.                                           123,058    1,985,104             0.1%
                  Teva Pharmaceutical Industries, Ltd. Sponsored ADR                    29,587      934,357             0.0%
                                                                                               ------------ ---------------
TOTAL ISRAEL                                                                                     14,149,452             0.4%
                                                                                               ------------ ---------------
ITALY -- (1.6%)
                  Assicurazioni Generali SpA                                            27,764      439,782             0.0%
*                 Fiat Chrysler Automobiles NV(N31738102)                              247,395    2,812,881             0.1%
*                 Fiat Chrysler Automobiles NV(BRJFWP3)                              1,071,750   12,173,472             0.4%
                  Intesa Sanpaolo SpA                                                1,158,699    3,382,357             0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
ITALY -- (Continued)
                  Mediobanca SpA                                                      439,568 $ 4,227,132             0.1%
*                 Telecom Italia SpA                                                9,911,754   8,797,592             0.3%
*                 Telecom Italia SpA Sponsored ADR                                     93,568     832,755             0.0%
*                 UniCredit SpA                                                     1,284,976  20,922,604             0.6%
                                                                                              ----------- ---------------
TOTAL ITALY                                                                                    53,588,575             1.6%
                                                                                              ----------- ---------------
JAPAN -- (21.7%)
                  Aeon Co., Ltd.                                                      412,600   6,115,100             0.2%
                  Aisin Seiki Co., Ltd.                                               121,000   5,926,236             0.2%
                  Alfresa Holdings Corp.                                               81,400   1,469,891             0.0%
                  Amada Holdings Co., Ltd.                                            203,400   2,418,289             0.1%
                  Aoyama Trading Co., Ltd.                                             28,600   1,021,830             0.0%
                  Asahi Glass Co., Ltd.                                             1,052,000   9,115,111             0.3%
                  Asahi Kasei Corp.                                                   755,000   7,199,380             0.2%
                  Bank of Kyoto, Ltd. (The)                                           148,000   1,172,107             0.0%
                  Brother Industries, Ltd.                                             93,900   1,932,050             0.1%
                  Canon Marketing Japan, Inc.                                          54,100   1,140,137             0.0%
                  Chiba Bank, Ltd. (The)                                              395,000   2,646,122             0.1%
                  Chugoku Bank, Ltd. (The)                                             91,100   1,353,380             0.0%
                  Citizen Watch Co., Ltd.                                             193,200   1,281,780             0.0%
                  Coca-Cola Bottlers Japan, Inc.                                       64,475   1,922,477             0.1%
                  COMSYS Holdings Corp.                                                18,500     351,924             0.0%
                  Concordia Financial Group, Ltd.                                     609,000   2,801,277             0.1%
                  Credit Saison Co., Ltd.                                              71,500   1,302,843             0.0%
                  Dai Nippon Printing Co., Ltd.                                       299,000   3,328,661             0.1%
                  Dai-ichi Life Holdings, Inc.                                        646,600  11,018,065             0.3%
                  Daicel Corp.                                                         31,200     358,165             0.0%
                  Daido Steel Co., Ltd.                                                55,000     306,248             0.0%
                  Daiwa Securities Group, Inc.                                        303,000   1,843,262             0.1%
                  Denka Co., Ltd.                                                     420,000   2,163,974             0.1%
                  Denso Corp.                                                         108,400   4,678,288             0.1%
                  DIC Corp.                                                            71,600   2,548,725             0.1%
                  Dowa Holdings Co., Ltd.                                              57,000     424,344             0.0%
                  Ebara Corp.                                                          83,800   2,552,870             0.1%
                  FamilyMart UNY Holdings Co., Ltd.                                        73       4,126             0.0%
                  FUJIFILM Holdings Corp.                                             332,900  12,355,458             0.4%
                  Fujitsu, Ltd.                                                       679,000   4,238,534             0.1%
                  Fukuoka Financial Group, Inc.                                       394,000   1,797,380             0.1%
                  Furukawa Electric Co., Ltd.                                           3,900     157,879             0.0%
                  Glory, Ltd.                                                          42,500   1,427,084             0.0%
                  Gunma Bank, Ltd. (The)                                              208,000   1,115,748             0.0%
                  H2O Retailing Corp.                                                  77,600   1,317,134             0.0%
                  Hachijuni Bank, Ltd. (The)                                          217,000   1,281,461             0.0%
                  Hankyu Hanshin Holdings, Inc.                                       194,300   6,418,392             0.2%
                  Heiwa Corp.                                                          34,100     878,845             0.0%
                  Hiroshima Bank, Ltd. (The)                                          239,000   1,031,740             0.0%
                  Hitachi Capital Corp.                                                43,300   1,060,225             0.0%
                  Hitachi Chemical Co., Ltd.                                           71,600   2,050,561             0.1%
                  Hitachi Construction Machinery Co., Ltd.                            116,500   3,003,346             0.1%
                  Hitachi Metals, Ltd.                                                153,900   2,155,262             0.1%
                  Hitachi Transport System, Ltd.                                       31,585     671,282             0.0%
                  Hitachi, Ltd.                                                     3,678,000  20,318,625             0.6%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
JAPAN -- (Continued)
                  Hokuhoku Financial Group, Inc.                                        67,300 $ 1,057,112             0.0%
                  Honda Motor Co., Ltd.                                              1,240,000  36,091,014             1.1%
                  House Foods Group, Inc.                                               15,100     336,137             0.0%
                  Ibiden Co., Ltd.                                                     144,200   2,538,290             0.1%
                  Idemitsu Kosan Co., Ltd.                                              92,200   2,947,811             0.1%
                  Iida Group Holdings Co., Ltd.                                        173,500   2,763,118             0.1%
                  Isetan Mitsukoshi Holdings, Ltd.                                     138,200   1,510,138             0.0%
                  ITOCHU Corp.                                                         728,600  10,309,669             0.3%
                  Iyo Bank, Ltd. (The)                                                 127,118     902,939             0.0%
                  J Front Retailing Co., Ltd.                                          290,100   4,181,786             0.1%
                  JFE Holdings, Inc.                                                   505,100   8,615,285             0.3%
                  JGC Corp.                                                             85,700   1,496,499             0.0%
                  JSR Corp.                                                            169,100   3,090,401             0.1%
                  JTEKT Corp.                                                          193,100   3,045,952             0.1%
                  JXTG Holdings, Inc.                                                1,578,386   7,121,728             0.2%
                  K's Holdings Corp.                                                    52,900   1,017,611             0.0%
                  Kamigumi Co., Ltd.                                                   136,000   1,235,856             0.0%
                  Kaneka Corp.                                                         298,000   2,349,679             0.1%
                  Kawasaki Heavy Industries, Ltd.                                      512,000   1,550,136             0.0%
#*                Kawasaki Kisen Kaisha, Ltd.                                          600,500   1,578,910             0.0%
                  Kinden Corp.                                                          50,800     768,556             0.0%
*                 Kobe Steel, Ltd.                                                     326,200   2,897,977             0.1%
                  Komatsu, Ltd.                                                        170,100   4,545,332             0.1%
                  Konica Minolta, Inc.                                                 612,400   5,421,345             0.2%
                  Kuraray Co., Ltd.                                                    369,700   5,966,630             0.2%
                  Kurita Water Industries, Ltd.                                         11,100     286,634             0.0%
                  Kyushu Financial Group, Inc.                                         149,510     932,212             0.0%
                  LIXIL Group Corp.                                                    147,340   3,682,439             0.1%
                  Marubeni Corp.                                                     1,690,400  10,419,175             0.3%
                  Mazda Motor Corp.                                                    707,200  10,446,948             0.3%
                  Mebuki Financial Group, Inc.                                         380,118   1,491,519             0.0%
                  Medipal Holdings Corp.                                               131,700   2,182,003             0.1%
                  Mitsubishi Chemical Holdings Corp.                                 1,309,200  10,247,351             0.3%
                  Mitsubishi Corp.                                                     381,700   8,237,115             0.2%
                  Mitsubishi Gas Chemical Co., Inc.                                    207,500   4,437,003             0.1%
                  Mitsubishi Heavy Industries, Ltd.                                  2,434,000   9,752,713             0.3%
                  Mitsubishi Logistics Corp.                                            42,000     543,378             0.0%
                  Mitsubishi Materials Corp.                                           153,400   4,567,757             0.1%
                  Mitsubishi Motors Corp.                                               99,200     635,330             0.0%
                  Mitsubishi UFJ Financial Group, Inc.                               4,778,634  30,280,259             0.9%
                  Mitsubishi UFJ Financial Group, Inc. Sponsored ADR                 1,691,580  10,724,617             0.3%
                  Mitsubishi UFJ Lease & Finance Co., Ltd.                             514,400   2,688,186             0.1%
                  Mitsui & Co., Ltd.                                                   319,000   4,504,470             0.1%
                  Mitsui & Co., Ltd. Sponsored ADR                                       4,829   1,367,042             0.0%
                  Mitsui Chemicals, Inc.                                               811,000   4,149,640             0.1%
                  Mitsui Fudosan Co., Ltd.                                              84,000   1,848,190             0.1%
                  Mitsui OSK Lines, Ltd.                                             1,287,000   3,940,287             0.1%
                  Mizuho Financial Group, Inc.                                      16,891,000  30,875,547             0.9%
                  MS&AD Insurance Group Holdings, Inc.                                 303,863   9,907,171             0.3%
                  NEC Corp.                                                          3,146,000   7,822,465             0.2%
                  NGK Spark Plug Co., Ltd.                                              13,400     290,611             0.0%
                  NHK Spring Co., Ltd.                                                 224,700   2,510,098             0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
JAPAN -- (Continued)
                  Nikon Corp.                                                         147,600 $ 2,107,051             0.1%
                  Nippo Corp.                                                          61,000   1,175,235             0.0%
                  Nippon Electric Glass Co., Ltd.                                     169,000   1,048,195             0.0%
                  Nippon Express Co., Ltd.                                            870,000   4,775,845             0.1%
                  Nippon Paper Industries Co., Ltd.                                   114,700   2,168,511             0.1%
                  Nippon Shokubai Co., Ltd.                                            29,800   2,001,804             0.1%
                  Nippon Steel & Sumitomo Metal Corp.                                 614,700  13,843,363             0.4%
*                 Nippon Yusen K.K.                                                 2,155,000   4,332,754             0.1%
                  Nissan Motor Co., Ltd.                                            1,904,600  18,142,400             0.5%
                  Nisshinbo Holdings, Inc.                                            107,000   1,093,770             0.0%
                  NOK Corp.                                                           112,200   2,674,328             0.1%
                  Nomura Holdings, Inc.                                               417,500   2,509,019             0.1%
                  Nomura Real Estate Holdings, Inc.                                   119,200   2,016,176             0.1%
                  NSK, Ltd.                                                            71,400     976,399             0.0%
                  NTN Corp.                                                           442,000   2,252,981             0.1%
                  Obayashi Corp.                                                       67,000     650,495             0.0%
                  Oji Holdings Corp.                                                1,074,000   5,198,160             0.2%
                  Resona Holdings, Inc.                                             2,425,500  13,483,816             0.4%
                  Ricoh Co., Ltd.                                                   1,023,200   8,528,790             0.3%
                  Rohm Co., Ltd.                                                       37,500   2,633,547             0.1%
                  Sankyo Co., Ltd.                                                     17,300     603,344             0.0%
                  SBI Holdings, Inc.                                                  221,900   3,078,231             0.1%
                  Sega Sammy Holdings, Inc.                                            58,400     784,107             0.0%
                  Seino Holdings Co., Ltd.                                             96,000   1,111,861             0.0%
                  Sekisui Chemical Co., Ltd.                                           67,300   1,129,539             0.0%
                  Sekisui House, Ltd.                                                 260,900   4,334,019             0.1%
                  Shinsei Bank, Ltd.                                                1,031,000   1,924,932             0.1%
                  Shizuoka Bank, Ltd. (The)                                           303,000   2,557,514             0.1%
*                 Showa Denko K.K.                                                    101,100   1,931,002             0.1%
                  Showa Shell Sekiyu K.K.                                               2,200      21,247             0.0%
                  Sojitz Corp.                                                        547,200   1,391,137             0.0%
                  Sompo Holdings, Inc.                                                157,960   5,969,387             0.2%
                  Sony Corp. Sponsored ADR                                              1,055      36,419             0.0%
                  Sumitomo Chemical Co., Ltd.                                       2,166,000  12,223,826             0.4%
                  Sumitomo Corp.                                                      268,400   3,586,718             0.1%
                  Sumitomo Electric Industries, Ltd.                                  887,900  14,501,133             0.4%
                  Sumitomo Forestry Co., Ltd.                                         156,200   2,391,607             0.1%
                  Sumitomo Heavy Industries, Ltd.                                     593,000   4,136,813             0.1%
                  Sumitomo Metal Mining Co., Ltd.                                     304,000   4,116,610             0.1%
                  Sumitomo Mitsui Financial Group, Inc.                               900,727  33,444,546             1.0%
                  Sumitomo Mitsui Trust Holdings, Inc.                                200,000   6,851,144             0.2%
                  Sumitomo Rubber Industries, Ltd.                                    202,000   3,635,730             0.1%
                  Suzuken Co., Ltd.                                                    37,400   1,237,598             0.0%
                  T&D Holdings, Inc.                                                  599,000   8,906,857             0.3%
                  Taiheiyo Cement Corp.                                               973,000   3,233,449             0.1%
                  Takashimaya Co., Ltd.                                               231,000   2,127,050             0.1%
                  TDK Corp.                                                           170,900  10,588,200             0.3%
                  Teijin, Ltd.                                                        243,400   4,715,967             0.1%
                  THK Co., Ltd.                                                        86,600   2,233,678             0.1%
                  Tokai Rika Co., Ltd.                                                 45,200     841,466             0.0%
                  Tokio Marine Holdings, Inc.                                         115,500   4,869,891             0.1%
                  Tokyo Tatemono Co., Ltd.                                            146,700   2,004,223             0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                    SHARES     VALUE++    OF NET ASSETS**
                                                                                   --------- ------------ ---------------
JAPAN -- (Continued)
                  Tokyu Fudosan Holdings Corp.                                       434,100 $  2,370,755             0.1%
                  Toppan Printing Co., Ltd.                                          279,000    2,808,636             0.1%
                  Tosoh Corp.                                                        605,000    5,686,152             0.2%
                  Toyo Seikan Group Holdings, Ltd.                                   158,200    2,653,164             0.1%
                  Toyoda Gosei Co., Ltd.                                              75,600    2,009,159             0.1%
                  Toyota Motor Corp.                                                 604,188   32,699,110             1.0%
                  Toyota Motor Corp. Sponsored ADR                                    10,411    1,125,846             0.0%
                  Toyota Tsusho Corp.                                                278,500    8,793,074             0.3%
                  Ube Industries, Ltd.                                             1,101,000    2,559,560             0.1%
                  Universal Entertainment Corp.                                        5,500      164,891             0.0%
                  Yamada Denki Co., Ltd.                                             753,600    3,957,604             0.1%
                  Yamaguchi Financial Group, Inc.                                    107,000    1,185,504             0.0%
                  Yokohama Rubber Co., Ltd. (The)                                    126,400    2,481,927             0.1%
                  Zeon Corp.                                                         102,000    1,161,361             0.0%
                                                                                             ------------ ---------------
TOTAL JAPAN                                                                                   743,574,316            21.6%
                                                                                             ------------ ---------------
NETHERLANDS -- (3.0%)
                  Aegon NV                                                           844,535    4,310,385             0.1%
                  Akzo Nobel NV                                                       63,231    5,530,316             0.2%
#*                ArcelorMittal(B295F26)                                             360,329    2,810,566             0.1%
*                 ArcelorMittal(B03XPL1)                                           1,146,744    9,011,505             0.3%
                  Boskalis Westminster                                                41,628    1,531,195             0.0%
                  Coca-Cola European Partners P.L.C.                                   9,623      364,142             0.0%
                  Gemalto NV                                                           2,764      154,817             0.0%
                  ING Groep NV                                                     1,774,374   28,921,455             0.8%
                  ING Groep NV Sponsored ADR                                         207,810    3,383,147             0.1%
                  Koninklijke Ahold Delhaize NV                                      630,871   13,068,646             0.4%
                  Koninklijke DSM NV                                                 211,171   15,111,017             0.4%
                  Koninklijke Philips NV(5986622)                                    348,504   12,034,704             0.4%
                  Koninklijke Philips NV(500472303)                                   43,701    1,504,188             0.0%
                  NN Group NV                                                        190,411    6,313,020             0.2%
                                                                                             ------------ ---------------
TOTAL NETHERLANDS                                                                             104,049,103             3.0%
                                                                                             ------------ ---------------
NEW ZEALAND -- (0.1%)
                  Auckland International Airport, Ltd.                               123,289      584,215             0.0%
                  Fletcher Building, Ltd.                                            540,848    3,173,893             0.1%
                  Fonterra Co-operative Group, Ltd.                                   63,208      259,539             0.0%
                                                                                             ------------ ---------------
TOTAL NEW ZEALAND                                                                               4,017,647             0.1%
                                                                                             ------------ ---------------
NORWAY -- (0.6%)
                  DNB ASA                                                            526,872    8,222,529             0.2%
                  Norsk Hydro ASA                                                    649,664    3,702,204             0.1%
                  Statoil ASA                                                        131,020    2,157,753             0.1%
                  Statoil ASA Sponsored ADR                                           84,396    1,386,626             0.0%
                  Storebrand ASA                                                     202,126    1,331,841             0.0%
                  Subsea 7 SA                                                        120,504    1,985,863             0.1%
                  Yara International ASA                                              66,747    2,481,986             0.1%
                                                                                             ------------ ---------------
TOTAL NORWAY                                                                                   21,268,802             0.6%
                                                                                             ------------ ---------------

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                   ---------- ----------- ---------------
SINGAPORE -- (1.0%)
                  CapitaLand, Ltd.                                                    891,800   2,396,216             0.1%
                  City Developments, Ltd.                                             416,100   3,210,939             0.1%
                  DBS Group Holdings, Ltd.                                            484,819   6,695,544             0.2%
                  Frasers Centrepoint, Ltd.                                           251,800     342,304             0.0%
                  Golden Agri-Resources, Ltd.                                       2,177,700     560,232             0.0%
                  Hutchison Port Holdings Trust                                     6,111,000   2,473,904             0.1%
                  Keppel Corp., Ltd.                                                1,598,800   7,433,651             0.2%
                  Olam International, Ltd.                                            143,100     195,682             0.0%
                  SembCorp Industries, Ltd.                                           708,100   1,534,248             0.1%
#                 Singapore Airlines, Ltd.                                            683,300   5,005,693             0.2%
                  United Industrial Corp., Ltd.                                       361,770     818,166             0.0%
                  UOL Group, Ltd.                                                     195,707   1,013,654             0.0%
                  Wilmar International, Ltd.                                          312,700     794,280             0.0%
                                                                                              ----------- ---------------
TOTAL SINGAPORE                                                                                32,474,513             1.0%
                                                                                              ----------- ---------------
SPAIN -- (3.1%)
                  Banco de Sabadell SA                                              6,439,250  12,385,271             0.4%
                  Banco Santander SA                                               10,587,957  69,000,887             2.0%
                  Banco Santander SA Sponsored ADR                                      2,050      13,366             0.0%
                  CaixaBank SA                                                      1,032,338   4,687,270             0.1%
                  Iberdrola SA                                                      1,177,027   8,461,374             0.2%
                  Repsol SA                                                           773,712  12,211,751             0.4%
                                                                                              ----------- ---------------
TOTAL SPAIN                                                                                   106,759,919             3.1%
                                                                                              ----------- ---------------
SWEDEN -- (2.7%)
                  Boliden AB                                                          333,548   9,528,897             0.3%
                  Holmen AB Class B                                                    35,160   1,481,572             0.1%
#                 ICA Gruppen AB                                                       25,921     884,584             0.0%
#                 Millicom International Cellular SA                                   22,644   1,240,717             0.0%
                  Nordea Bank AB                                                    2,293,526  28,207,647             0.8%
                  Skandinaviska Enskilda Banken AB Class A                            577,215   6,646,825             0.2%
*                 SSAB AB Class A                                                      93,124     405,133             0.0%
*                 SSAB AB Class B                                                     240,522     853,339             0.0%
                  Svenska Cellulosa AB SCA Class A                                      4,705     156,568             0.0%
                  Svenska Cellulosa AB SCA Class B                                    315,314  10,439,195             0.3%
                  Svenska Handelsbanken AB Class A                                    211,653   3,002,919             0.1%
                  Swedbank AB Class A                                                   3,111      73,731             0.0%
                  Tele2 AB Class B                                                    159,499   1,605,147             0.1%
                  Telefonaktiebolaget LM Ericsson Class B                           1,958,831  12,726,188             0.4%
                  Telia Co AB                                                       1,873,661   7,628,312             0.2%
                  Trelleborg AB Class B                                               266,674   6,262,324             0.2%
                                                                                              ----------- ---------------
TOTAL SWEDEN                                                                                   91,143,098             2.7%
                                                                                              ----------- ---------------
SWITZERLAND -- (7.7%)
                  ABB, Ltd.                                                           390,368   9,565,675             0.3%
                  Adecco Group AG                                                     177,169  13,163,977             0.4%
                  Baloise Holding AG                                                   44,388   6,508,857             0.2%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                   ---------- ------------ ---------------
SWITZERLAND -- (Continued)
                  Banque Cantonale Vaudoise                                                71 $     51,439             0.0%
                  Cie Financiere Richemont SA                                         336,422   28,110,911             0.8%
                  Clariant AG                                                         487,737    9,877,514             0.3%
                  Credit Suisse Group AG                                              435,558    6,642,679             0.2%
                  Credit Suisse Group AG Sponsored ADR                                 68,468    1,044,825             0.0%
*                 Dufry AG                                                             38,128    6,247,531             0.2%
                  Flughafen Zuerich AG                                                  4,611    1,016,161             0.0%
                  Helvetia Holding AG                                                   1,462      811,842             0.0%
                  Julius Baer Group, Ltd.                                              78,237    4,079,798             0.1%
                  LafargeHolcim, Ltd.(7110753)                                        227,977   12,928,214             0.4%
                  LafargeHolcim, Ltd.(BZ3DNX4)                                        116,138    6,590,542             0.2%
                  Novartis AG                                                         401,115   30,879,864             0.9%
                  Novartis AG Sponsored ADR                                           124,062    9,556,496             0.3%
                  Swatch Group AG (The)(7184736)                                       51,117    3,965,599             0.1%
                  Swatch Group AG (The)(7184725)                                       39,176   15,673,085             0.4%
                  Swiss Life Holding AG                                                28,737    9,352,108             0.3%
                  Swiss Re AG                                                         347,731   30,245,398             0.9%
                  UBS Group AG(BRJL176)                                             1,117,685   19,079,817             0.5%
*                 UBS Group AG(H42097107)                                             174,186    2,962,904             0.1%
                  Zurich Insurance Group AG                                           123,852   34,274,586             1.0%
                                                                                              ------------ ---------------
TOTAL SWITZERLAND                                                                              262,629,822             7.6%
                                                                                              ------------ ---------------
UNITED KINGDOM -- (17.3%)
*                 Anglo American P.L.C.                                             1,223,422   17,516,281             0.5%
                  Antofagasta P.L.C.                                                  356,170    3,864,353             0.1%
                  Aviva P.L.C.                                                        173,646    1,180,863             0.0%
                  Barclays P.L.C.                                                   1,771,072    4,849,912             0.1%
                  Barclays P.L.C. Sponsored ADR                                     1,234,754   13,347,691             0.4%
                  Barratt Developments P.L.C.                                         737,328    5,532,614             0.2%
                  BHP Billiton P.L.C. ADR                                             115,552    3,550,913             0.1%
                  BP P.L.C. Sponsored ADR                                           2,938,940  100,864,430             2.9%
                  Carnival P.L.C.                                                      29,025    1,788,880             0.1%
                  Carnival P.L.C. ADR                                                  58,937    3,626,394             0.1%
*                 Glencore P.L.C.                                                  10,231,265   40,210,285             1.2%
                  HSBC Holdings P.L.C.                                              3,071,541   25,328,901             0.7%
                  HSBC Holdings P.L.C. Sponsored ADR                                1,612,652   66,392,883             1.9%
                  Investec P.L.C.                                                      26,256      194,517             0.0%
                  J Sainsbury P.L.C.                                                2,059,461    7,342,916             0.2%
                  Kingfisher P.L.C.                                                 2,376,325   10,512,721             0.3%
                  Lloyds Banking Group P.L.C.                                      47,069,745   42,293,344             1.2%
#                 Lloyds Banking Group P.L.C. ADR                                     660,058    2,415,812             0.1%
                  Pearson P.L.C.                                                      552,984    4,561,388             0.1%
                  Pearson P.L.C. Sponsored ADR                                        115,007      943,057             0.0%
#*                Royal Bank of Scotland Group P.L.C. Sponsored ADR                   450,439    3,081,003             0.1%
                  Royal Dutch Shell P.L.C. Class A                                    319,836    8,305,636             0.3%
                  Royal Dutch Shell P.L.C. Sponsored ADR, Class A                   1,312,566   68,502,806             2.0%
#                 Royal Dutch Shell P.L.C. Sponsored ADR, Class B                   1,146,218   62,033,318             1.8%
                  Royal Mail P.L.C.                                                   369,280    1,925,645             0.1%
*                 Standard Chartered P.L.C.                                         1,231,531   11,509,143             0.3%
                  Vodafone Group P.L.C.                                            23,523,365   60,587,710             1.8%
                  Vodafone Group P.L.C. Sponsored ADR                                 653,411   17,112,824             0.5%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                     SHARES      VALUE++     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
UNITED KINGDOM -- (Continued)
                  WM Morrison Supermarkets P.L.C.                                   1,731,834 $    5,379,768             0.2%
                                                                                              -------------- ---------------
TOTAL UNITED KINGDOM                                                                             594,756,008            17.3%
                                                                                              -------------- ---------------
TOTAL COMMON STOCKS                                                                            3,359,832,267            97.6%
                                                                                              -------------- ---------------
PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
                  Bayerische Motoren Werke AG                                          37,802      3,108,733             0.1%
                  Porsche Automobil Holding SE                                         69,767      4,083,131             0.1%
                  Volkswagen AG                                                       155,108     24,622,884             0.7%
                                                                                              -------------- ---------------
TOTAL GERMANY                                                                                     31,814,748             0.9%
                                                                                              -------------- ---------------
TOTAL PREFERRED STOCKS                                                                            31,814,748             0.9%
                                                                                              -------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                    3,391,647,015
                                                                                              --------------

                                                                                                 VALUE+
                                                                                              --------------
SECURITIES LENDING COLLATERAL -- (1.1%)
(S)@              DFA Short Term Investment Fund                                    3,189,534     36,912,476             1.1%
                                                                                              -------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,191,835,717)                                           $3,428,559,491            99.6%
                                                                                              ============== ===============

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  --------------------------------------------------
                                                                    LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                                  ------------ -------------- ------- --------------
Common Stocks
   Australia                                                      $ 23,350,385 $  194,932,995      -- $  218,283,380
   Austria                                                                  --      3,792,076      --      3,792,076
   Belgium                                                                  --     36,120,019      --     36,120,019
   Canada                                                          272,604,679             --      --    272,604,679
   Denmark                                                                  --     62,095,831      --     62,095,831
   Finland                                                                  --     32,423,369      --     32,423,369
   France                                                            9,862,727    335,757,140      --    345,619,867
   Germany                                                          27,582,666    227,197,219      --    254,779,885
   Hong Kong                                                                --     93,507,263      --     93,507,263
   Ireland                                                           5,378,847      5,506,443      --     10,885,290
   Israel                                                              934,357     13,215,095      --     14,149,452
   Italy                                                             3,645,636     49,942,939      --     53,588,575
   Japan                                                            13,253,924    730,320,392      --    743,574,316
   Netherlands                                                       7,697,901     96,351,202      --    104,049,103
   New Zealand                                                              --      4,017,647      --      4,017,647
   Norway                                                            1,386,626     19,882,176      --     21,268,802
   Portugal                                                                 --      1,309,353      --      1,309,353
   Singapore                                                                --     32,474,513      --     32,474,513
   Spain                                                                13,366    106,746,553      --    106,759,919
   Sweden                                                                   --     91,143,098      --     91,143,098
   Switzerland                                                      13,564,225    249,065,597      --    262,629,822
   United Kingdom                                                  341,871,131    252,884,877      --    594,756,008
Preferred Stocks
   Germany                                                                  --     31,814,748      --     31,814,748
Securities Lending Collateral                                               --     36,912,476      --     36,912,476
Futures Contracts**                                                    627,312             --      --        627,312
                                                                  ------------ -------------- ------- --------------
TOTAL                                                             $721,773,782 $2,707,413,021      -- $3,429,186,803
                                                                  ============ ============== ======= ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
COMMON STOCKS -- (97.1%)
AUSTRALIA -- (4.5%)
*                 Acrux, Ltd.                                                          19,585 $    4,035             0.0%
                  Adacel Technologies, Ltd.                                            17,466     34,903             0.0%
                  Adelaide Brighton, Ltd.                                             170,983    758,048             0.0%
                  AGL Energy, Ltd.                                                     33,912    678,947             0.0%
                  Ainsworth Game Technology, Ltd.                                      51,982     72,383             0.0%
                  ALS, Ltd.                                                           116,513    544,983             0.0%
                  Altium, Ltd.                                                         15,395     94,398             0.0%
                  Alumina, Ltd.                                                       880,180  1,208,282             0.1%
                  AMA Group, Ltd.                                                      49,451     39,250             0.0%
                  Amaysim Australia, Ltd.                                              21,821     29,050             0.0%
                  Amcor, Ltd.                                                         147,315  1,732,170             0.1%
                  AMP, Ltd.                                                           635,522  2,546,329             0.1%
                  Ansell, Ltd.                                                         45,339    807,078             0.0%
                  AP Eagers, Ltd.                                                      15,769     94,919             0.0%
                  APA Group                                                            91,544    627,817             0.0%
                  APN News & Media, Ltd.                                              127,805    238,191             0.0%
                  APN Outdoor Group, Ltd.                                              24,010     97,870             0.0%
                  Appen, Ltd.                                                           8,614     17,145             0.0%
                  ARB Corp., Ltd.                                                      11,535    133,752             0.0%
                  Aristocrat Leisure, Ltd.                                             82,577  1,213,524             0.1%
*                 Arrium, Ltd.                                                        983,356          5             0.0%
                  Asaleo Care, Ltd.                                                    63,167     84,766             0.0%
                  ASX, Ltd.                                                            12,044    456,585             0.0%
*                 Atlas Iron, Ltd.                                                  1,157,575     13,771             0.0%
                  AUB Group, Ltd.                                                       7,864     71,186             0.0%
                  Aurizon Holdings, Ltd.                                              423,734  1,633,982             0.1%
                  Ausdrill, Ltd.                                                      109,433    111,842             0.0%
                  AusNet Services                                                     316,041    413,907             0.0%
                  Austal, Ltd.                                                         93,155    119,393             0.0%
                  Australia & New Zealand Banking Group, Ltd.                         218,548  5,349,832             0.2%
*                 Australian Agricultural Co., Ltd.                                   172,205    222,177             0.0%
                  Australian Pharmaceutical Industries, Ltd.                          126,031    210,132             0.0%
                  Auswide Bank, Ltd.                                                    1,410      5,485             0.0%
                  Automotive Holdings Group, Ltd.                                     107,926    301,166             0.0%
                  Aveo Group                                                           86,000    202,841             0.0%
                  AVJennings, Ltd.                                                      8,932      3,974             0.0%
*                 AWE, Ltd.                                                           272,850     92,756             0.0%
                  Bank of Queensland, Ltd.                                            141,486  1,265,892             0.1%
                  Bapcor, Ltd.                                                         16,479     64,442             0.0%
                  Beach Energy, Ltd.                                                  688,226    377,879             0.0%
*                 Beadell Resources, Ltd.                                             320,143     54,996             0.0%
                  Bega Cheese, Ltd.                                                    15,864     71,164             0.0%
#                 Bellamy's Australia, Ltd.                                            10,219     39,287             0.0%
                  Bendigo & Adelaide Bank, Ltd.                                       183,377  1,687,563             0.1%
                  BHP Billiton, Ltd.                                                  328,023  5,840,100             0.2%
#                 BHP Billiton, Ltd. Sponsored ADR                                     44,166  1,572,310             0.1%
*                 Billabong International, Ltd.                                        38,785     32,363             0.0%
                  Blackmores, Ltd.                                                      2,266    180,707             0.0%
                  BlueScope Steel, Ltd.                                               288,835  2,523,535             0.1%
                  Boral, Ltd.                                                         444,913  2,050,846             0.1%
                  Brambles, Ltd.                                                       75,149    581,509             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
AUSTRALIA -- (Continued)
                  Breville Group, Ltd.                                               19,698 $  157,796             0.0%
                  Brickworks, Ltd.                                                   19,778    217,952             0.0%
                  BT Investment Management, Ltd.                                     18,036    161,114             0.0%
*                 Buru Energy, Ltd.                                                  92,278     11,705             0.0%
                  Cabcharge Australia, Ltd.                                          41,051     80,834             0.0%
                  Caltex Australia, Ltd.                                             22,574    503,880             0.0%
*                 Cardno, Ltd.                                                       82,723     82,426             0.0%
                  carsales.com, Ltd.                                                 43,518    381,678             0.0%
                  Cash Converters International, Ltd.                                96,321     19,789             0.0%
                  Cedar Woods Properties, Ltd.                                        7,144     28,633             0.0%
                  Challenger, Ltd.                                                  127,046  1,254,820             0.1%
                  CIMIC Group, Ltd.                                                   4,669    129,391             0.0%
                  Cleanaway Waste Management, Ltd.                                  644,946    612,433             0.0%
                  Coca-Cola Amatil, Ltd.                                             71,839    503,477             0.0%
                  Cochlear, Ltd.                                                     10,902  1,141,225             0.1%
                  Codan, Ltd.                                                        18,165     29,799             0.0%
                  Collins Foods, Ltd.                                                43,933    172,420             0.0%
                  Commonwealth Bank of Australia                                     63,713  4,161,345             0.2%
                  Computershare, Ltd.                                                58,836    648,611             0.0%
*                 Cooper Energy, Ltd.                                               124,598     31,637             0.0%
                  Corporate Travel Management, Ltd.                                  12,663    192,936             0.0%
                  Costa Group Holdings, Ltd.                                         14,351     47,108             0.0%
                  Credit Corp. Group, Ltd.                                           19,040    259,207             0.0%
                  Crown Resorts, Ltd.                                                28,274    264,371             0.0%
                  CSG, Ltd.                                                          69,391     24,941             0.0%
                  CSL, Ltd.                                                          29,062  2,881,789             0.1%
                  CSR, Ltd.                                                         205,421    753,257             0.0%
                  Data#3, Ltd.                                                       23,400     30,091             0.0%
                  Decmil Group, Ltd.                                                 35,216     20,650             0.0%
                  Domino's Pizza Enterprises, Ltd.                                   11,496    525,712             0.0%
                  Donaco International, Ltd.                                         23,050      8,388             0.0%
*                 Doray Minerals, Ltd.                                               28,777      6,394             0.0%
                  Downer EDI, Ltd.                                                  249,403  1,095,962             0.1%
                  DUET Group                                                        227,090    513,146             0.0%
                  DuluxGroup, Ltd.                                                   80,610    408,152             0.0%
                  DWS, Ltd.                                                          11,284     13,130             0.0%
                  Eclipx Group, Ltd.                                                 61,355    177,043             0.0%
*                 Elders, Ltd.                                                       17,233     57,404             0.0%
*                 Energy Resources of Australia, Ltd.                                55,774     25,099             0.0%
*                 Energy World Corp., Ltd.                                          154,243     43,291             0.0%
                  EQT Holdings, Ltd.                                                    574      7,536             0.0%
                  ERM Power, Ltd.                                                    37,573     34,184             0.0%
                  Event Hospitality and Entertainment, Ltd.                          35,783    348,153             0.0%
                  Evolution Mining, Ltd.                                            408,388    709,822             0.0%
                  Fairfax Media, Ltd.                                               873,898    692,800             0.0%
*                 Fleetwood Corp., Ltd.                                              11,993     17,976             0.0%
                  Flight Centre Travel Group, Ltd.                                   20,167    474,361             0.0%
                  Fortescue Metals Group, Ltd.                                      489,173  1,938,911             0.1%
                  G8 Education, Ltd.                                                144,563    399,981             0.0%
                  Gateway Lifestyle                                                   8,483     13,532             0.0%
                  GBST Holdings, Ltd.                                                 6,127     13,350             0.0%
                  Genworth Mortgage Insurance Australia, Ltd.                        36,523     89,817             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
AUSTRALIA -- (Continued)
                  GrainCorp, Ltd. Class A                                            80,615 $  537,630             0.0%
                  Greencross, Ltd.                                                   24,393    124,115             0.0%
                  GUD Holdings, Ltd.                                                 12,181    113,385             0.0%
                  GWA Group, Ltd.                                                    82,577    192,850             0.0%
                  Hansen Technologies, Ltd.                                          37,799    101,859             0.0%
                  Harvey Norman Holdings, Ltd.                                      105,744    331,681             0.0%
                  Healthscope, Ltd.                                                 196,243    324,103             0.0%
                  HFA Holdings, Ltd.                                                 20,779     37,155             0.0%
*                 Hills, Ltd.                                                        49,659      7,247             0.0%
*                 Horizon Oil, Ltd.                                                 251,263     10,911             0.0%
                  Iluka Resources, Ltd.                                              78,056    490,507             0.0%
*                 Imdex, Ltd.                                                        60,824     28,178             0.0%
                  IMF Bentham, Ltd.                                                  65,580     94,734             0.0%
                  Incitec Pivot, Ltd.                                               376,532  1,066,773             0.1%
                  Independence Group NL                                             197,519    483,907             0.0%
                  Infomedia, Ltd.                                                    91,828     48,735             0.0%
                  Insurance Australia Group, Ltd.                                   109,781    509,590             0.0%
                  Integrated Research, Ltd.                                          19,099     42,869             0.0%
                  InvoCare, Ltd.                                                     21,457    234,107             0.0%
                  IOOF Holdings, Ltd.                                                73,370    483,635             0.0%
                  IRESS, Ltd.                                                        26,478    246,556             0.0%
                  iSelect, Ltd.                                                      57,728     85,914             0.0%
                  iSentia Group, Ltd.                                                19,797     21,465             0.0%
                  James Hardie Industries P.L.C.                                     31,169    527,390             0.0%
                  James Hardie Industries P.L.C. Sponsored ADR                        6,180    105,431             0.0%
                  JB Hi-Fi, Ltd.                                                     23,405    432,429             0.0%
*                 Karoon Gas Australia, Ltd.                                         33,143     36,622             0.0%
*                 Kingsgate Consolidated, Ltd.                                       46,498      7,880             0.0%
                  Link Administration Holdings, Ltd.                                 45,128    260,855             0.0%
*                 Lynas Corp., Ltd.                                                 358,488     24,407             0.0%
                  MACA, Ltd.                                                         61,847     76,826             0.0%
*                 Macmahon Holdings, Ltd.                                           196,207     22,766             0.0%
                  Macquarie Atlas Roads Group                                        68,948    275,499             0.0%
                  Macquarie Group, Ltd.                                              70,545  4,900,552             0.2%
                  Magellan Financial Group, Ltd.                                     21,332    376,013             0.0%
                  Mantra Group, Ltd.                                                 76,865    162,169             0.0%
                  MaxiTRANS Industries, Ltd.                                         33,340     17,063             0.0%
*                 Mayne Pharma Group, Ltd.                                          115,327    115,967             0.0%
                  McMillan Shakespeare, Ltd.                                         12,096    122,354             0.0%
                  McPherson's, Ltd.                                                   5,740      5,763             0.0%
                  Medibank Pvt, Ltd.                                                350,542    763,116             0.0%
*                 Medusa Mining, Ltd.                                                80,202     22,738             0.0%
                  Melbourne IT, Ltd.                                                 27,781     44,751             0.0%
*                 Mesoblast, Ltd.                                                    27,071     63,837             0.0%
*                 Metals X, Ltd.                                                    105,919     58,368             0.0%
*                 Metcash, Ltd.                                                     429,585    691,598             0.0%
*                 Mincor Resources NL                                                43,402      5,852             0.0%
                  Mineral Resources, Ltd.                                            64,549    516,245             0.0%
*                 MMA Offshore, Ltd.                                                133,293     21,977             0.0%
                  Monadelphous Group, Ltd.                                           34,048    318,334             0.0%
                  Monash IVF Group, Ltd.                                             43,469     64,783             0.0%
                  Mortgage Choice, Ltd.                                              27,543     47,031             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
AUSTRALIA -- (Continued)
                  Myer Holdings, Ltd.                                               347,849 $  289,023             0.0%
                  MYOB Group, Ltd.                                                   13,573     35,740             0.0%
                  National Australia Bank, Ltd.                                     208,492  5,291,972             0.2%
                  Navitas, Ltd.                                                      46,502    159,686             0.0%
                  Neometals, Ltd.                                                    55,598     12,684             0.0%
*                 NetComm Wireless, Ltd.                                             20,389     20,705             0.0%
                  New Hope Corp., Ltd.                                               32,366     40,695             0.0%
                  Newcrest Mining, Ltd.                                             121,600  1,950,869             0.1%
*                 NEXTDC, Ltd.                                                        9,705     30,159             0.0%
                  nib holdings, Ltd.                                                 88,252    396,383             0.0%
                  Nick Scali, Ltd.                                                    2,193     11,823             0.0%
                  Nine Entertainment Co. Holdings, Ltd.                             201,170    185,237             0.0%
                  Northern Star Resources, Ltd.                                     135,385    440,177             0.0%
*                 NRW Holdings, Ltd.                                                 43,100     18,003             0.0%
                  Nufarm, Ltd.                                                       54,958    417,695             0.0%
                  OFX Group, Ltd.                                                    23,995     25,775             0.0%
                  Oil Search, Ltd.                                                  152,464    822,686             0.0%
                  Orica, Ltd.                                                       125,356  1,736,747             0.1%
*                 Origin Energy, Ltd.                                               200,534  1,079,129             0.1%
#*                Orocobre, Ltd.                                                     29,368     69,248             0.0%
                  Orora, Ltd.                                                       365,758    824,678             0.0%
                  OZ Minerals, Ltd.                                                 115,023    610,753             0.0%
                  Pacific Current Group, Ltd.                                         3,721     14,451             0.0%
                  Pact Group Holdings, Ltd.                                          24,166    127,540             0.0%
*                 Paladin Energy, Ltd.                                              836,713     65,786             0.0%
*                 Panoramic Resources, Ltd.                                          75,563     15,780             0.0%
                  Peet, Ltd.                                                         33,433     31,040             0.0%
                  Perpetual, Ltd.                                                     9,233    364,634             0.0%
*                 Perseus Mining, Ltd.                                              363,765     80,345             0.0%
                  Platinum Asset Management, Ltd.                                    45,122    157,197             0.0%
                  PMP, Ltd.                                                          73,062     36,342             0.0%
                  Premier Investments, Ltd.                                          33,580    329,302             0.0%
                  Primary Health Care, Ltd.                                         229,591    582,151             0.0%
                  Prime Media Group, Ltd.                                            58,679     13,201             0.0%
                  Pro Medicus, Ltd.                                                   5,179     21,112             0.0%
                  Programmed Maintenance Services, Ltd.                             105,884    136,285             0.0%
                  Qantas Airways, Ltd.                                              334,671  1,060,862             0.1%
                  QBE Insurance Group, Ltd.                                         156,812  1,506,614             0.1%
                  Qube Holdings, Ltd.                                               267,755    526,366             0.0%
#                 Quintis, Ltd.                                                     136,509    122,724             0.0%
*                 Ramelius Resources, Ltd.                                          106,460     32,202             0.0%
                  Ramsay Health Care, Ltd.                                            8,906    477,558             0.0%
                  RCG Corp., Ltd.                                                     4,861      3,018             0.0%
                  RCR Tomlinson, Ltd.                                                48,729    103,485             0.0%
                  REA Group, Ltd.                                                     4,246    194,995             0.0%
                  Reckon, Ltd.                                                       23,466     27,387             0.0%
                  Reece, Ltd.                                                           591     18,067             0.0%
                  Regis Healthcare, Ltd.                                             25,078     84,202             0.0%
                  Regis Resources, Ltd.                                              79,059    196,347             0.0%
                  Reject Shop, Ltd. (The)                                            10,302     32,773             0.0%
                  Resolute Mining, Ltd.                                             270,071    250,758             0.0%
                  Retail Food Group, Ltd.                                            34,936    142,722             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
AUSTRALIA -- (Continued)
                  Ridley Corp., Ltd.                                                 91,167 $   97,630             0.0%
                  Rio Tinto, Ltd.                                                    49,694  2,249,731             0.1%
                  Ruralco Holdings, Ltd.                                              3,135      6,732             0.0%
*                 Salmat, Ltd.                                                       11,000      4,362             0.0%
                  Sandfire Resources NL                                              64,530    279,423             0.0%
*                 Santos, Ltd.                                                      411,949  1,069,460             0.1%
*                 Saracen Mineral Holdings, Ltd.                                    354,155    249,993             0.0%
                  SeaLink Travel Group, Ltd.                                          4,052     13,151             0.0%
                  Seek, Ltd.                                                         56,971    725,706             0.0%
                  Select Harvests, Ltd.                                              19,845     80,781             0.0%
*                 Senex Energy, Ltd.                                                454,633    108,428             0.0%
                  Servcorp, Ltd.                                                      9,992     44,070             0.0%
                  Service Stream, Ltd.                                               64,652     56,180             0.0%
                  Seven Group Holdings, Ltd.                                         34,205    283,751             0.0%
                  Seven West Media, Ltd.                                            435,437    240,951             0.0%
                  SG Fleet Group, Ltd.                                               11,694     31,763             0.0%
                  Sigma Pharmaceuticals, Ltd.                                       170,360    159,495             0.0%
                  Silver Chef, Ltd.                                                   7,886     45,978             0.0%
#*                Silver Lake Resources, Ltd.                                       254,382     90,931             0.0%
                  Sims Metal Management, Ltd.                                        69,266    635,898             0.0%
                  Sirtex Medical, Ltd.                                               11,633    135,088             0.0%
*                 Slater & Gordon, Ltd.                                             101,180      6,969             0.0%
                  SMS Management & Technology, Ltd.                                  19,539     23,403             0.0%
                  Sonic Healthcare, Ltd.                                             47,108    778,760             0.0%
                  South32, Ltd.                                                     669,739  1,387,898             0.1%
                  South32, Ltd. ADR                                                  47,819    494,448             0.0%
                  Southern Cross Media Group, Ltd.                                  241,611    233,521             0.0%
                  Spark Infrastructure Group                                        306,231    571,017             0.0%
*                 Specialty Fashion Group, Ltd.                                       8,094      3,263             0.0%
                  SpeedCast International, Ltd.                                      19,859     56,520             0.0%
                  Spotless Group Holdings, Ltd.                                     298,557    241,218             0.0%
*                 St Barbara, Ltd.                                                   97,768    200,396             0.0%
                  Star Entertainment Grp, Ltd. (The)                                272,629  1,135,564             0.1%
                  Steadfast Group, Ltd.                                             199,347    405,333             0.0%
                  Suncorp Group, Ltd.                                               149,767  1,543,894             0.1%
*                 Sundance Energy Australia, Ltd.                                   306,898     22,915             0.0%
                  Sunland Group, Ltd.                                                21,844     28,258             0.0%
                  Super Retail Group, Ltd.                                           44,252    312,536             0.0%
                  Sydney Airport                                                     73,615    380,213             0.0%
                  Tabcorp Holdings, Ltd.                                            283,898  1,008,626             0.1%
                  Tassal Group, Ltd.                                                 73,753    246,229             0.0%
                  Tatts Group, Ltd.                                                 385,640  1,240,613             0.1%
                  Technology One, Ltd.                                               52,967    216,383             0.0%
                  Telstra Corp., Ltd.                                               114,821    362,785             0.0%
                  Telstra Corp., Ltd. ADR                                               600      9,486             0.0%
*                 Ten Network Holdings, Ltd.                                         73,201     14,812             0.0%
                  Thorn Group, Ltd.                                                  57,038     54,850             0.0%
*                 Tiger Resources, Ltd.                                             202,588      7,433             0.0%
                  Tox Free Solutions, Ltd.                                           55,569     91,926             0.0%
                  TPG Telecom, Ltd.                                                  90,492    399,263             0.0%
                  Transurban Group                                                   96,237    879,211             0.1%
                  Treasury Wine Estates, Ltd.                                       156,226  1,402,653             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
AUSTRALIA -- (Continued)
*                 Troy Resources, Ltd.                                              169,473 $     16,667             0.0%
                  Villa World, Ltd.                                                   8,903       15,465             0.0%
                  Village Roadshow, Ltd.                                             27,836       75,610             0.0%
*                 Virgin Australia Holdings, Ltd.                                   255,702       35,450             0.0%
                  Virtus Health, Ltd.                                                29,456      128,427             0.0%
                  Vita Group, Ltd.                                                   24,482       41,667             0.0%
                  Vocus Group, Ltd.                                                 114,100      287,641             0.0%
*                 Watpac, Ltd.                                                       32,558       17,889             0.0%
                  Webjet, Ltd.                                                       15,563      132,496             0.0%
                  Wesfarmers, Ltd.                                                   41,851    1,347,151             0.1%
*                 Western Areas, Ltd.                                                93,639      155,408             0.0%
*                 Westgold Resources, Ltd.                                           52,959       77,451             0.0%
                  Westpac Banking Corp.                                             208,931    5,477,075             0.2%
*                 Whitehaven Coal, Ltd.                                             221,391      452,862             0.0%
                  Woodside Petroleum, Ltd.                                          162,373    3,908,557             0.2%
                  Woolworths, Ltd.                                                   65,271    1,312,055             0.1%
*                 WorleyParsons, Ltd.                                                89,296      754,272             0.0%
                  WPP AUNZ, Ltd.                                                    143,627      125,262             0.0%
                                                                                            ------------ ---------------
TOTAL AUSTRALIA                                                                              130,691,864             4.6%
                                                                                            ------------ ---------------
AUSTRIA -- (0.5%)
                  Agrana Beteiligungs AG                                                828       87,096             0.0%
                  ANDRITZ AG                                                         10,750      594,014             0.0%
                  Atrium European Real Estate, Ltd.                                  38,404      161,729             0.0%
#                 Austria Technologie & Systemtechnik AG                             13,642      147,392             0.0%
                  BUWOG AG                                                           22,525      608,311             0.0%
                  CA Immobilien Anlagen AG                                           19,079      417,819             0.0%
                  DO & CO AG                                                            897       60,538             0.0%
                  Erste Group Bank AG                                                50,403    1,804,619             0.1%
                  EVN AG                                                              9,495      125,755             0.0%
*                 FACC AG                                                             2,325       17,639             0.0%
                  Kapsch TrafficCom AG                                                  655       32,101             0.0%
                  Lenzing AG                                                          3,488      650,269             0.0%
                  Mayr Melnhof Karton AG                                              2,507      303,371             0.0%
                  Oesterreichische Post AG                                            7,933      336,520             0.0%
                  OMV AG                                                             54,902    2,528,847             0.1%
                  Palfinger AG                                                        1,362       55,585             0.0%
                  POLYTEC Holding AG                                                  4,485       78,312             0.0%
                  Porr Ag                                                               865       30,934             0.0%
*                 Raiffeisen Bank International AG                                   42,406      966,696             0.1%
                  RHI AG                                                              6,143      178,859             0.0%
                  Rosenbauer International AG                                           731       42,556             0.0%
                  S IMMO AG                                                          15,332      200,389             0.0%
                  Schoeller-Bleckmann Oilfield Equipment AG                             813       56,758             0.0%
                  Semperit AG Holding                                                 3,249       86,698             0.0%
                  Strabag SE                                                          6,439      263,332             0.0%
                  Telekom Austria AG                                                 35,343      248,036             0.0%
                  UNIQA Insurance Group AG                                           49,302      411,408             0.0%
                  Verbund AG                                                         19,776      328,320             0.0%
                  Vienna Insurance Group AG Wiener Versicherung Gruppe               14,602      378,785             0.0%
                  Voestalpine AG                                                     33,267    1,386,879             0.1%
                  Wienerberger AG                                                    48,107    1,126,296             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------ ----------- ---------------
AUSTRIA -- (Continued)
                  Zumtobel Group AG                                                  4,824 $   100,453             0.0%
                                                                                           ----------- ---------------
TOTAL AUSTRIA                                                                               13,816,316             0.5%
                                                                                           ----------- ---------------
BELGIUM -- (1.1%)
#*                Ablynx NV                                                          3,892      45,783             0.0%
                  Ackermans & van Haaren NV                                          9,630   1,576,116             0.1%
                  Ageas                                                             54,061   2,213,564             0.1%
*                 AGFA-Gevaert NV                                                   93,007     472,147             0.0%
                  Anheuser-Busch InBev SA/NV                                        41,726   4,705,455             0.2%
#                 Anheuser-Busch InBev SA/NV Sponsored ADR                           8,449     956,765             0.1%
                  Atenor                                                               165       8,809             0.0%
                  Banque Nationale de Belgique                                          55     180,033             0.0%
                  Barco NV                                                           4,501     443,395             0.0%
                  Bekaert SA                                                        16,052     807,971             0.0%
                  bpost SA                                                          15,737     377,183             0.0%
*                 Celyad SA                                                          2,181      69,778             0.0%
                  Cie d'Entreprises CFE                                              2,964     431,977             0.0%
*                 Cie Immobiliere de Belgique SA                                       329      20,779             0.0%
                  Colruyt SA                                                        22,901   1,176,793             0.1%
                  D'ieteren SA                                                      10,847     529,225             0.0%
                  Deceuninck NV                                                     18,601      56,371             0.0%
                  Econocom Group SA                                                 32,081     515,885             0.0%
                  Elia System Operator SA                                            6,629     351,610             0.0%
*                 Euronav NV                                                        17,054     134,727             0.0%
                  Euronav NV                                                        36,257     287,805             0.0%
                  EVS Broadcast Equipment SA                                         3,420     137,742             0.0%
                  Exmar NV                                                          13,346      85,715             0.0%
*                 Fagron                                                            11,761     155,222             0.0%
*                 Galapagos NV                                                       9,303     815,022             0.0%
                  Ion Beam Applications                                              6,562     389,500             0.0%
                  Jensen-Group NV                                                      589      28,187             0.0%
                  KBC Group NV                                                      56,694   4,097,098             0.2%
                  Kinepolis Group NV                                                 7,850     453,260             0.0%
                  Lotus Bakeries                                                        60     150,929             0.0%
*                 MDxHealth                                                          5,908      34,097             0.0%
                  Melexis NV                                                         4,562     380,306             0.0%
#*                Nyrstar NV                                                        28,519     161,426             0.0%
                  Ontex Group NV                                                    15,886     530,038             0.0%
*                 Orange Belgium SA                                                 16,120     336,253             0.0%
                  Picanol                                                              382      37,234             0.0%
                  Proximus SADP                                                     30,745     940,303             0.0%
                  RealDolmen                                                           455      12,696             0.0%
                  Recticel SA                                                       15,522     129,284             0.0%
                  Resilux                                                              440      74,181             0.0%
                  Roularta Media Group NV                                            1,508      44,600             0.0%
*                 Sapec                                                                113      20,673             0.0%
                  Sioen Industries NV                                                4,172     138,981             0.0%
                  Sipef SA                                                           1,116      77,405             0.0%
                  Solvay SA                                                         19,139   2,434,309             0.1%
*                 Telenet Group Holding NV                                           8,945     543,505             0.0%
                  TER Beke SA                                                           64      12,514             0.0%
*                 Tessenderlo Chemie NV                                             15,206     624,118             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
BELGIUM -- (Continued)
                  UCB SA                                                             20,644 $ 1,611,243             0.1%
                  Umicore SA                                                         23,662   1,386,289             0.1%
                  Van de Velde NV                                                     2,567     141,003             0.0%
*                 Viohalco SA                                                        20,959      40,780             0.0%
                                                                                            ----------- ---------------
TOTAL BELGIUM                                                                                31,386,084             1.1%
                                                                                            ----------- ---------------
BRAZIL -- (1.4%)
                  AES Tiete Energia SA(BZ8W2J5)                                          21          18             0.0%
                  AES Tiete Energia SA(BZ8W2L7)                                      55,404     235,472             0.0%
                  Aliansce Shopping Centers SA                                       56,962     270,449             0.0%
                  Alupar Investimento SA                                             21,148     125,593             0.0%
                  Ambev SA                                                           24,800     142,672             0.0%
                  Ambev SA ADR                                                      107,421     615,522             0.0%
                  Arezzo Industria e Comercio SA                                     17,650     187,396             0.0%
*                 B2W Cia Digital(BDFZQZ7)                                           19,505      80,686             0.0%
*                 B2W Cia Digital(B1LH3Y1)                                           60,726     255,988             0.0%
                  Banco Alfa de Investimento SA                                      14,300      21,806             0.0%
                  Banco Bradesco SA                                                  62,249     638,366             0.1%
                  Banco do Brasil SA                                                 85,084     880,581             0.1%
                  Banco Santander Brasil SA                                          36,828     318,150             0.0%
                  BB Seguridade Participacoes SA                                     36,500     343,720             0.0%
                  BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros           557,458   3,338,724             0.1%
*                 BR Malls Participacoes SA                                         121,310     536,981             0.0%
*                 Brasil Brokers Participacoes SA                                    61,000      31,326             0.0%
                  BrasilAgro - Co. Brasileira de Propriedades Agricolas               6,000      24,177             0.0%
                  Braskem SA Sponsored ADR                                           23,556     507,867             0.0%
                  BRF SA                                                             36,816     461,527             0.0%
                  BRF SA ADR                                                         12,343     153,547             0.0%
                  CCR SA                                                             74,562     415,793             0.0%
*                 Centrais Eletricas Brasileiras SA                                  40,200     228,734             0.0%
                  Cia Brasileira de Distribuicao ADR                                  7,747     174,695             0.0%
                  Cia de Saneamento Basico do Estado de Sao Paulo                    23,700     218,553             0.0%
                  Cia de Saneamento Basico do Estado de Sao Paulo ADR                25,800     237,360             0.0%
                  Cia de Saneamento de Minas Gerais-COPASA                           15,481     175,585             0.0%
                  Cia Energetica de Minas Gerais                                     11,339      33,115             0.0%
                  Cia Hering                                                         83,599     579,969             0.0%
                  Cia Paranaense de Energia                                           7,100      52,231             0.0%
*                 Cia Siderurgica Nacional SA                                       120,100     293,245             0.0%
*                 Cia Siderurgica Nacional SA Sponsored ADR                         222,689     536,681             0.0%
                  Cielo SA                                                           35,744     271,399             0.0%
                  Construtora Tenda SA                                                6,408      17,806             0.0%
*                 Cosan Logistica SA                                                 26,680      55,478             0.0%
                  Cosan SA Industria e Comercio                                      46,791     547,066             0.0%
                  CPFL Energia SA                                                    29,300     240,009             0.0%
                  CVC Brasil Operadora e Agencia de Viagens SA                        7,800      76,082             0.0%
                  Cyrela Brazil Realty SA Empreendimentos e Participacoes           108,121     449,645             0.0%
                  Cyrela Commercial Properties SA Empreendimentos e Participacoes       300       1,054             0.0%
                  Dimed SA Distribuidora da Medicamentos                                200      36,546             0.0%
                  Direcional Engenharia SA                                           40,604      78,034             0.0%
                  Duratex SA                                                        131,185     369,081             0.0%
                  EcoRodovias Infraestrutura e Logistica SA                          67,520     200,812             0.0%
                  EDP - Energias do Brasil SA                                        65,752     278,002             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
BRAZIL -- (Continued)
                  Embraer SA                                                          8,000 $   38,714             0.0%
                  Embraer SA ADR                                                     49,002    940,838             0.1%
                  Engie Brasil Energia SA                                            13,700    146,753             0.0%
                  Equatorial Energia SA                                              39,532    716,024             0.1%
                  Estacio Participacoes SA                                           98,108    551,115             0.0%
*                 Eternit SA                                                         53,144     21,599             0.0%
                  Even Construtora e Incorporadora SA                               102,300    143,102             0.0%
                  Ez Tec Empreendimentos e Participacoes SA                          33,259    212,921             0.0%
                  Fibria Celulose SA                                                 25,130    232,769             0.0%
                  Fibria Celulose SA Sponsored ADR                                   29,555    271,315             0.0%
                  Fleury SA                                                          37,600    622,155             0.0%
                  FPC Par Corretora de Seguros SA                                    11,100     66,095             0.0%
                  GAEC Educacao SA                                                    8,900     37,573             0.0%
                  Gafisa SA                                                           6,408     36,724             0.0%
                  Gafisa SA ADR                                                       4,033     45,895             0.0%
                  Gerdau SA                                                          59,100    180,053             0.0%
                  Gerdau SA Sponsored ADR                                           134,698    410,829             0.0%
*                 Gol Linhas Aereas Inteligentes SA ADR                               1,167     36,667             0.0%
                  Grendene SA                                                        26,900    208,908             0.0%
                  Guararapes Confeccoes SA                                            4,700    132,543             0.0%
                  Helbor Empreendimentos SA                                          88,177     70,285             0.0%
                  Hypermarcas SA                                                     29,698    281,256             0.0%
                  Iguatemi Empresa de Shopping Centers SA                            20,100    210,052             0.0%
*                 International Meal Co. Alimentacao SA                              52,200    100,649             0.0%
                  Iochpe Maxion SA                                                   68,410    360,149             0.0%
                  Itau Unibanco Holding SA                                           33,569    360,221             0.0%
                  JBS SA                                                            185,333    599,666             0.0%
*                 JHSF Participacoes SA                                              62,700     47,805             0.0%
*                 JSL SA                                                             23,100     51,235             0.0%
                  Kepler Weber SA                                                     4,800     37,928             0.0%
                  Klabin SA                                                          93,277    464,321             0.0%
                  Kroton Educacional SA                                             418,720  1,972,201             0.1%
                  Light SA                                                           26,507    182,473             0.0%
                  Linx SA                                                            15,300     85,368             0.0%
                  Localiza Rent a Car SA                                             50,104    746,655             0.1%
                  Lojas Americanas SA                                                34,894    150,391             0.0%
                  Lojas Renner SA                                                   152,460  1,420,824             0.1%
*                 LPS Brasil Consultoria de Imoveis SA                                4,600      6,667             0.0%
                  M Dias Branco SA                                                   28,048    430,610             0.0%
*                 Magnesita Refratarios SA                                           19,386    165,819             0.0%
                  Mahle-Metal Leve SA                                                 9,900     63,036             0.0%
*                 Marfrig Global Foods SA                                           114,300    259,998             0.0%
*                 Marisa Lojas SA                                                    19,360     50,931             0.0%
*                 Mills Estruturas e Servicos de Engenharia SA                       52,057     57,239             0.0%
                  Minerva SA                                                         35,600    113,281             0.0%
                  MRV Engenharia e Participacoes SA                                 159,837    802,697             0.1%
                  Multiplan Empreendimentos Imobiliarios SA                          15,578    332,267             0.0%
                  Multiplus SA                                                       11,200    137,898             0.0%
                  Natura Cosmeticos SA                                               40,447    385,477             0.0%
                  Odontoprev SA                                                      52,600    189,748             0.0%
                  Paranapanema SA                                                    51,280     21,003             0.0%
*                 Petroleo Brasileiro SA                                            321,106  1,452,744             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
BRAZIL -- (Continued)
*                 Petroleo Brasileiro SA Sponsored ADR                               19,287 $   173,776             0.0%
                  Porto Seguro SA                                                    41,477     375,300             0.0%
                  Portobello SA                                                      21,800      19,849             0.0%
*                 Profarma Distribuidora de Produtos Farmaceuticos SA                 3,300      11,592             0.0%
                  Qualicorp SA                                                      107,226     763,475             0.1%
                  Raia Drogasil SA                                                   35,950     763,954             0.1%
*                 Restoque Comercio e Confeccoes de Roupas SA                        29,876      43,298             0.0%
                  Rodobens Negocios Imobiliarios SA                                   6,300      11,244             0.0%
*                 Rumo SA                                                           172,716     475,044             0.0%
*                 Santos Brasil Participacoes SA                                     89,250      66,079             0.0%
                  Sao Martinho SA                                                    48,000     269,183             0.0%
                  Ser Educacional SA                                                 14,900     115,011             0.0%
                  SLC Agricola SA                                                    34,600     213,658             0.0%
                  Smiles SA                                                          11,700     254,491             0.0%
                  Sonae Sierra Brasil SA                                              5,937      40,571             0.0%
*                 Springs Global Participacoes SA                                    12,600      35,608             0.0%
                  Sul America SA                                                     99,110     524,268             0.0%
                  T4F Entretenimento SA                                               5,200      10,305             0.0%
                  Tecnisa SA(B1N9YM0)                                                46,758      41,837             0.0%
*                 Tecnisa SA(BYQ1XZ0)                                                 9,863       8,825             0.0%
                  Telefonica Brasil SA ADR                                           12,260     181,325             0.0%
                  Tim Participacoes SA                                               72,021     232,805             0.0%
                  Tim Participacoes SA ADR                                            6,220     100,204             0.0%
                  Totvs SA                                                           40,182     351,933             0.0%
                  TPI - Triunfo Participacoes e Investimentos SA                     16,900      20,446             0.0%
                  Transmissora Alianca de Energia Eletrica SA                        62,133     450,428             0.0%
                  Tupy SA                                                            12,500      60,057             0.0%
                  Ultrapar Participacoes SA                                           2,500      55,465             0.0%
                  Ultrapar Participacoes SA Sponsored ADR                            28,612     634,614             0.1%
*                 Usinas Siderurgicas de Minas Gerais SA                             23,560      65,171             0.0%
                  Vale SA                                                           181,082   1,567,185             0.1%
                  Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
                    Identificacao SA                                                 31,193     220,628             0.0%
                  Via Varejo SA                                                      74,100     278,046             0.0%
                  WEG SA                                                             57,532     320,826             0.0%
                                                                                            ----------- ---------------
TOTAL BRAZIL                                                                                 40,157,530             1.4%
                                                                                            ----------- ---------------
CANADA -- (6.1%)
*                 5N Plus, Inc.                                                      20,100      28,713             0.0%
                  Absolute Software Corp.                                            14,380      81,326             0.0%
                  Acadian Timber Corp.                                                  953      12,615             0.0%
*                 Advantage Oil & Gas, Ltd.                                          79,861     502,550             0.0%
                  Aecon Group, Inc.                                                  26,073     309,235             0.0%
                  Ag Growth International, Inc.                                       2,000      81,213             0.0%
                  AGF Management, Ltd. Class B                                       37,928     189,494             0.0%
                  Agnico Eagle Mines, Ltd.(2009823)                                  20,187     964,971             0.1%
                  Agnico Eagle Mines, Ltd.(008474108)                                 3,956     189,215             0.0%
                  Agrium, Inc.(008916108)                                             9,921     931,880             0.1%
                  Agrium, Inc.(2213538)                                              10,637     998,361             0.1%
                  AGT Food & Ingredients, Inc.                                       11,918     275,283             0.0%
                  Aimia, Inc.                                                        27,130     181,655             0.0%
*                 Air Canada                                                         15,333     145,911             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
#                 AirBoss of America Corp.                                           10,693 $   97,134             0.0%
*                 Alacer Gold Corp.                                                 122,202    193,368             0.0%
                  Alamos Gold, Inc. Class A(011532108)                               40,526    290,166             0.0%
                  Alamos Gold, Inc. Class A(BZ3DNP6)                                 85,374    611,043             0.0%
                  Alaris Royalty Corp.                                               12,348    196,928             0.0%
#*                Alexco Resource Corp.                                              33,113     46,090             0.0%
                  Algoma Central Corp.                                                3,600     32,755             0.0%
                  Algonquin Power & Utilities Corp.                                  58,426    553,422             0.0%
                  Alimentation Couche-Tard, Inc. Class B                             32,955  1,515,633             0.1%
                  AltaGas, Ltd.                                                      43,303    970,396             0.1%
                  Alterra Power Corp.                                                 2,071      7,190             0.0%
                  Altus Group, Ltd.                                                  11,055    249,437             0.0%
*                 Amaya, Inc.(BT8J595)                                                2,097     37,253             0.0%
*                 Amaya, Inc.(02314M108)                                             17,085    304,113             0.0%
*                 Americas Silver Corp.                                              11,652     34,144             0.0%
                  Andrew Peller, Ltd. Class A                                        11,100     88,797             0.0%
                  ARC Resources, Ltd.                                                54,027    709,252             0.0%
*                 Argonaut Gold, Inc.                                                72,341    116,589             0.0%
                  Atco, Ltd. Class I                                                 11,400    414,811             0.0%
*                 Athabasca Oil Corp.                                               182,955    184,959             0.0%
*                 ATS Automation Tooling Systems, Inc.                               29,357    280,010             0.0%
*                 AuRico Metals, Inc.(05157J108)                                     13,553     10,892             0.0%
*                 AuRico Metals, Inc.(BYR52G5)                                       29,187     23,734             0.0%
                  AutoCanada, Inc.                                                   12,710    218,623             0.0%
#*                Avigilon Corp.                                                     10,738    126,649             0.0%
*                 B2Gold Corp.                                                      375,341    943,130             0.1%
                  Badger Daylighting, Ltd.                                            7,590    180,596             0.0%
                  Bank of Montreal(2076009)                                          43,584  3,086,209             0.1%
                  Bank of Montreal(063671101)                                        32,337  2,291,076             0.1%
                  Bank of Nova Scotia (The)(2076281)                                 46,481  2,583,772             0.1%
                  Bank of Nova Scotia (The)(064149107)                               53,768  2,991,114             0.1%
                  Barrick Gold Corp.                                                 59,734    998,752             0.1%
#*                Baytex Energy Corp.(B4VGVM3)                                       70,319    212,752             0.0%
#*                Baytex Energy Corp.(07317Q105)                                     22,889     69,125             0.0%
                  BCE, Inc.                                                          18,344    835,187             0.0%
*                 Bellatrix Exploration, Ltd.(078314101)                              8,926      6,657             0.0%
#*                Bellatrix Exploration, Ltd.(B580BW5)                              105,451     78,796             0.0%
                  Birchcliff Energy, Ltd.                                            90,731    465,935             0.0%
                  Bird Construction, Inc.                                            11,216     78,304             0.0%
                  Black Diamond Group, Ltd.                                          13,816     39,169             0.0%
*                 BlackBerry, Ltd.(09228F103)                                        92,995    868,573             0.0%
*                 BlackBerry, Ltd.(BCBHZ31)                                          47,700    445,533             0.0%
*                 BlackPearl Resources, Inc.                                         67,251     59,612             0.0%
*                 Bombardier, Inc. Class A                                           28,590     46,077             0.0%
*                 Bombardier, Inc. Class B                                          267,500    413,483             0.0%
                  Bonavista Energy Corp.                                             98,102    206,258             0.0%
                  Bonterra Energy Corp.                                              13,150    186,502             0.0%
                  Boralex, Inc. Class A                                              15,200    232,613             0.0%
                  Brookfield Asset Management, Inc. Class A                          19,950    737,465             0.0%
*                 BRP, Inc.                                                           7,648    180,800             0.0%
                  CAE, Inc.(124765108)                                                5,094     77,785             0.0%
                  CAE, Inc.(2162760)                                                 26,952    411,669             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
*                 Calfrac Well Services, Ltd.                                        52,372 $  133,131             0.0%
                  Calian Group, Ltd.                                                  2,400     47,735             0.0%
                  Callidus Capital Corp.                                              5,800     72,954             0.0%
                  Cameco Corp.(13321L108)                                             6,299     60,407             0.0%
                  Cameco Corp.(2166160)                                              83,684    802,479             0.0%
*                 Canaccord Genuity Group, Inc.                                      56,815    211,852             0.0%
#*                Canacol Energy, Ltd.                                               60,048    179,478             0.0%
                  Canadian Energy Services & Technology Corp.                        25,217    119,153             0.0%
                  Canadian Imperial Bank of Commerce(136069101)                         513     41,466             0.0%
                  Canadian Imperial Bank of Commerce(2170525)                        18,907  1,527,048             0.1%
                  Canadian National Railway Co.(2180632)                             13,000    939,680             0.1%
                  Canadian National Railway Co.(136375102)                            5,436    392,968             0.0%
                  Canadian Natural Resources, Ltd.(136385101)                        84,975  2,708,153             0.1%
                  Canadian Natural Resources, Ltd.(2171573)                          41,220  1,312,952             0.1%
                  Canadian Pacific Railway, Ltd.                                      9,072  1,390,059             0.1%
                  Canadian Tire Corp., Ltd. Class A                                  12,043  1,469,810             0.1%
                  Canadian Utilities, Ltd. Class A                                   18,114    522,168             0.0%
                  Canadian Western Bank                                              48,020    943,831             0.1%
                  Canam Group, Inc.                                                  16,666    148,584             0.0%
*                 Canfor Corp.                                                       37,704    566,230             0.0%
                  Canfor Pulp Products, Inc.                                         15,606    135,247             0.0%
                  CanWel Building Materials Group, Ltd.                               9,500     41,200             0.0%
*                 Canyon Services Group, Inc.                                        35,900    166,475             0.0%
                  Capital Power Corp.                                                21,645    394,511             0.0%
*                 Capstone Mining Corp.                                             149,688    116,237             0.0%
                  Cascades, Inc.                                                     31,287    376,805             0.0%
                  CCL Industries, Inc. Class B                                        5,735  1,327,614             0.1%
*                 Celestica, Inc.(15101Q108)                                         48,586    692,351             0.0%
*                 Celestica, Inc.(2263362)                                            3,800     54,145             0.0%
                  Cenovus Energy, Inc.                                              113,233  1,130,065             0.1%
                  Centerra Gold, Inc.                                               101,954    526,558             0.0%
*                 Cequence Energy, Ltd.                                              42,205      7,575             0.0%
                  Cervus Equipment Corp.                                              3,004     27,090             0.0%
*                 CGI Group, Inc. Class A                                            27,460  1,325,274             0.1%
                  Chartwell Retirement Residences                                    41,169    468,676             0.0%
                  Chesswood Group, Ltd.                                                 500      5,040             0.0%
*                 China Gold International Resources Corp., Ltd.                    125,324    186,372             0.0%
                  CI Financial Corp.                                                 30,766    601,774             0.0%
                  Cineplex, Inc.                                                     13,823    544,090             0.0%
                  Clearwater Seafoods, Inc.                                           5,700     44,179             0.0%
                  Cogeco Communications, Inc.                                         9,623    550,641             0.0%
                  Cogeco, Inc.                                                        9,726    486,923             0.0%
*                 Colabor Group, Inc.                                                13,000      9,523             0.0%
                  Colliers International Group, Inc.(194693107)                       5,284    258,123             0.0%
                  Colliers International Group, Inc.(BYL7SB4)                         2,200    107,724             0.0%
                  Computer Modelling Group, Ltd.                                     19,824    156,844             0.0%
                  Constellation Software, Inc.                                        2,091    956,356             0.1%
*                 Copper Mountain Mining Corp.                                       81,321     53,616             0.0%
                  Corby Spirit and Wine, Ltd.                                         1,600     26,080             0.0%
*                 Corridor Resources, Inc.                                           15,700      5,061             0.0%
                  Corus Entertainment, Inc. Class B                                  47,325    464,565             0.0%
                  Cott Corp.(22163N106)                                              27,076    356,591             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
                  Cott Corp.(2228952)                                                26,799 $  352,595             0.0%
                  Crescent Point Energy Corp.(22576C101)                             46,828    464,065             0.0%
                  Crescent Point Energy Corp.(B67C8W8)                               21,400    211,797             0.0%
*                 Crew Energy, Inc.                                                  65,575    197,438             0.0%
*                 CRH Medical Corp.                                                  16,065     94,503             0.0%
#*                Delphi Energy Corp.                                                90,700     89,036             0.0%
#*                Denison Mines Corp.                                               145,885     74,810             0.0%
*                 Descartes Systems Group, Inc. (The)                                 9,700    223,838             0.0%
*                 Detour Gold Corp.                                                  69,263    875,270             0.1%
                  DH Corp.                                                           25,498    474,264             0.0%
                  DHX Media, Ltd.(BRF12P5)                                            8,172     33,705             0.0%
                  DHX Media, Ltd.(BRF12N3)                                           23,751    100,046             0.0%
*                 DIRTT Environmental Solutions                                      10,600     51,406             0.0%
                  Dollarama, Inc.                                                    13,114  1,148,033             0.1%
                  Dominion Diamond Corp.(B95LX89)                                    20,000    243,068             0.0%
                  Dominion Diamond Corp.(257287102)                                  16,248    197,576             0.0%
                  Dorel Industries, Inc. Class B                                     13,250    318,377             0.0%
*                 Dundee Precious Metals, Inc.                                       63,220    126,435             0.0%
                  E-L Financial Corp., Ltd.                                             184    110,126             0.0%
                  Eldorado Gold Corp.(284902103)                                     22,591     82,683             0.0%
                  Eldorado Gold Corp.(2307873)                                      271,888    993,898             0.1%
                  Element Fleet Management Corp.                                     97,223    853,964             0.0%
                  Emera, Inc.                                                         5,459    188,958             0.0%
                  Empire Co., Ltd. Class A                                           73,404  1,130,864             0.1%
                  Enbridge Income Fund Holdings, Inc.                                13,103    321,564             0.0%
                  Enbridge, Inc.(29250N105)                                          15,869    657,770             0.0%
                  Enbridge, Inc.(2466149)                                            17,357    719,431             0.0%
                  Encana Corp.(2793193)                                               4,651     49,779             0.0%
                  Encana Corp.(292505104)                                            73,779    789,435             0.0%
*                 Endeavour Mining Corp.                                             21,819    359,967             0.0%
                  Enercare, Inc.                                                     36,044    572,458             0.0%
                  Enerflex, Ltd.                                                     36,495    514,387             0.0%
*                 Energy Fuels, Inc.                                                 20,600     35,917             0.0%
                  Enerplus Corp.(292766102)                                          42,278    304,824             0.0%
                  Enerplus Corp.(B584T89)                                            47,300    341,310             0.0%
                  Enghouse Systems, Ltd.                                              4,222    185,112             0.0%
                  Ensign Energy Services, Inc.                                       63,220    351,518             0.0%
*                 Epsilon Energy, Ltd.                                               17,760     40,723             0.0%
#                 Equitable Group, Inc.                                               5,200    139,004             0.0%
*                 Essential Energy Services Trust                                    38,149     17,048             0.0%
                  Evertz Technologies, Ltd.                                           8,165    101,087             0.0%
                  Exchange Income Corp.                                               8,657    222,283             0.0%
                  Exco Technologies, Ltd.                                            20,290    168,260             0.0%
*                 EXFO, Inc.                                                             33        152             0.0%
                  Extendicare, Inc.                                                  20,535    150,284             0.0%
                  Fairfax Financial Holdings, Ltd.                                    3,177  1,452,290             0.1%
                  Fiera Capital Corp.                                                10,800    112,664             0.0%
                  Finning International, Inc.                                        55,369  1,052,987             0.1%
                  First Capital Realty, Inc.                                         21,000    305,220             0.0%
#*                First Majestic Silver Corp.(2833583)                               56,938    462,995             0.0%
*                 First Majestic Silver Corp.(32076V103)                              9,100     73,983             0.0%
                  First National Financial Corp.                                      3,400     57,312             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
                  First Quantum Minerals, Ltd.                                      154,878 $1,476,106             0.1%
                  FirstService Corp.(33767E103)                                       5,607    348,363             0.0%
                  FirstService Corp.(BYL7ZF7)                                         2,200    136,911             0.0%
                  Fortis, Inc.                                                       14,129    459,771             0.0%
*                 Fortress Paper, Ltd. Class A                                        1,649      9,302             0.0%
*                 Fortuna Silver Mines, Inc.                                         54,140    248,678             0.0%
                  Franco-Nevada Corp.                                                 3,505    238,761             0.0%
                  Gamehost, Inc.                                                      6,298     47,752             0.0%
                  Genesis Land Development Corp.                                     12,700     29,772             0.0%
                  Genworth MI Canada, Inc.                                           25,974    645,045             0.0%
                  George Weston, Ltd.                                                11,061    993,347             0.1%
                  Gibson Energy, Inc.                                                39,531    536,038             0.0%
                  Gildan Activewear, Inc.                                            21,696    608,260             0.0%
*                 Glacier Media, Inc.                                                 1,400        667             0.0%
                  Gluskin Sheff + Associates, Inc.                                    8,975    111,641             0.0%
*                 GMP Capital, Inc.                                                   9,669     24,154             0.0%
                  goeasy, Ltd.                                                        3,767     87,673             0.0%
                  Goldcorp, Inc.(380956409)                                         100,336  1,400,691             0.1%
                  Goldcorp, Inc.(2676302)                                            17,818    248,268             0.0%
*                 Golden Star Resources, Ltd.                                        72,700     52,193             0.0%
*                 Gran Tierra Energy, Inc.(38500T101)                                   444      1,119             0.0%
*                 Gran Tierra Energy, Inc.(B2PPCS5)                                 167,248    421,474             0.0%
                  Granite Oil Corp.                                                  19,930     75,336             0.0%
*                 Great Canadian Gaming Corp.                                        16,200    289,216             0.0%
                  Great-West Lifeco, Inc.                                            15,500    416,952             0.0%
*                 Heroux-Devtek, Inc.                                                 7,091     62,544             0.0%
                  High Liner Foods, Inc.                                             12,787    177,044             0.0%
*                 HNZ Group, Inc.                                                       700      7,020             0.0%
#                 Home Capital Group, Inc.                                           30,339    178,694             0.0%
                  Horizon North Logistics, Inc.                                      56,814     70,339             0.0%
                  HudBay Minerals, Inc.(B05BQ98)                                     37,299    221,929             0.0%
                  HudBay Minerals, Inc.(B05BDX1)                                     71,632    427,677             0.0%
#                 Hudson's Bay Co.                                                   33,828    309,273             0.0%
*                 Husky Energy, Inc.                                                 58,320    673,328             0.0%
                  Hydro One, Ltd.                                                     3,200     56,355             0.0%
*                 IAMGOLD Corp.(450913108)                                           35,221    145,815             0.0%
*                 IAMGOLD Corp.(2446646)                                            156,060    644,796             0.0%
                  IGM Financial, Inc.                                                 7,583    227,815             0.0%
#*                Imperial Metals Corp.                                               9,500     42,244             0.0%
                  Imperial Oil, Ltd.                                                 19,097    555,150             0.0%
*                 Indigo Books & Music, Inc.                                          1,800     21,098             0.0%
                  Industrial Alliance Insurance & Financial Services, Inc.           32,701  1,379,620             0.1%
                  Information Services Corp.                                          2,900     39,600             0.0%
                  Innergex Renewable Energy, Inc.                                    23,110    236,001             0.0%
                  Intact Financial Corp.                                              7,700    527,473             0.0%
                  Inter Pipeline, Ltd.                                               21,409    436,163             0.0%
*                 Interfor Corp.                                                     33,168    489,848             0.0%
*                 International Petroleum Corp.                                       6,994     25,427             0.0%
                  Intertape Polymer Group, Inc.                                      13,670    241,344             0.0%
                  Jean Coutu Group PJC, Inc. (The) Class A                           17,800    291,309             0.0%
                  Just Energy Group, Inc.                                            28,226    172,451             0.0%
                  K-Bro Linen, Inc.                                                   1,229     35,518             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
*                 Kelt Exploration, Ltd.                                             59,247 $  291,668             0.0%
                  Keyera Corp.                                                       21,344    590,730             0.0%
*                 Kinaxis, Inc.                                                       2,625    157,398             0.0%
*                 Kinross Gold Corp.(496902404)                                       7,412     25,868             0.0%
*                 Kinross Gold Corp.(B03Z841)                                       488,283  1,699,091             0.1%
*                 Kirkland Lake Gold, Ltd.                                           40,234    278,533             0.0%
*                 Klondex Mines, Ltd.                                                70,863    253,332             0.0%
                  Laurentian Bank of Canada                                          16,761    685,641             0.0%
                  Leon's Furniture, Ltd.                                              6,144     76,381             0.0%
                  Linamar Corp.                                                      23,363    993,362             0.1%
                  Liquor Stores N.A., Ltd.                                           15,791    116,375             0.0%
                  Loblaw Cos., Ltd.                                                  15,350    861,458             0.0%
                  Lucara Diamond Corp.                                              108,914    251,331             0.0%
                  Lundin Mining Corp.                                               211,594  1,128,460             0.1%
                  MacDonald Dettwiler & Associates, Ltd.                              5,145    254,037             0.0%
                  Magellan Aerospace Corp.                                            8,400    126,149             0.0%
                  Magna International, Inc.(559222401)                                  602     25,146             0.0%
                  Magna International, Inc.(2554475)                                 54,634  2,282,137             0.1%
*                 Mainstreet Equity Corp.                                             2,943     79,534             0.0%
*                 Major Drilling Group International, Inc.                           38,697    214,597             0.0%
                  Mandalay Resources Corp.                                          185,085     77,285             0.0%
                  Manulife Financial Corp.(56501R106)                                85,648  1,503,122             0.1%
                  Manulife Financial Corp.(2492519)                                  70,641  1,238,889             0.1%
                  Maple Leaf Foods, Inc.                                             28,187    705,578             0.0%
                  Martinrea International, Inc.                                      38,841    296,490             0.0%
                  Medical Facilities Corp.                                           13,342    159,023             0.0%
*                 MEG Energy Corp.                                                   82,101    371,696             0.0%
*                 Merus Labs International, Inc.                                     50,598     39,291             0.0%
                  Methanex Corp.(59151K108)                                           5,399    247,814             0.0%
                  Methanex Corp.(2654416)                                            18,500    850,156             0.0%
                  Metro, Inc.                                                        59,384  2,035,078             0.1%
*                 Mitel Networks Corp.                                               35,950    254,143             0.0%
                  Morneau Shepell, Inc.                                              21,396    315,834             0.0%
                  MTY Food Group, Inc.                                                4,000    137,372             0.0%
                  Mullen Group, Ltd.                                                 36,338    398,505             0.0%
                  National Bank of Canada                                            58,191  2,261,479             0.1%
                  New Flyer Industries, Inc.                                         11,365    423,362             0.0%
*                 New Gold, Inc.                                                    206,119    584,360             0.0%
#*                Newalta Corp.                                                      38,960     58,509             0.0%
                  Norbord, Inc.                                                       8,762    271,271             0.0%
                  North American Energy Partners, Inc.                                3,200     15,284             0.0%
                  North West Co., Inc. (The)                                         10,630    250,750             0.0%
                  Northern Blizzard Resources, Inc.                                  11,822     29,272             0.0%
                  Northland Power, Inc.                                              23,775    420,271             0.0%
*                 NuVista Energy, Ltd.                                               69,369    312,530             0.0%
                  OceanaGold Corp.                                                  288,175    939,437             0.1%
                  Onex Corp.                                                          9,400    678,221             0.0%
                  Open Text Corp.                                                    18,400    637,978             0.0%
                  Osisko Gold Royalties, Ltd.                                        45,003    479,353             0.0%
*                 Painted Pony Petroleum, Ltd.                                       41,052    150,368             0.0%
                  Pan American Silver Corp.                                          60,321  1,011,583             0.1%
*                 Paramount Resources, Ltd. Class A                                  12,251    156,340             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
*                 Parex Resources, Inc.                                              31,286 $  388,482             0.0%
                  Parkland Fuel Corp.                                                17,622    383,410             0.0%
                  Pason Systems, Inc.                                                14,630    217,245             0.0%
                  Pembina Pipeline Corp.(B4PT2P8)                                     3,842    122,433             0.0%
                  Pembina Pipeline Corp.(B4PPQG5)                                     7,992    254,785             0.0%
#*                Pengrowth Energy Corp.                                            216,240    207,519             0.0%
*                 Penn West Petroleum, Ltd.(B63FY34)                                201,044    301,923             0.0%
*                 Penn West Petroleum, Ltd.(707887105)                               26,052     38,817             0.0%
                  Peyto Exploration & Development Corp.                              21,031    382,704             0.0%
*                 PHX Energy Services Corp.                                           8,919     20,843             0.0%
                  Pizza Pizza Royalty Corp.                                          10,074    131,142             0.0%
                  Potash Corp. of Saskatchewan, Inc.(2696980)                        10,800    182,130             0.0%
                  Potash Corp. of Saskatchewan, Inc.(73755L107)                      75,377  1,272,364             0.1%
*                 Precision Drilling Corp.(74022D308)                                24,082     95,606             0.0%
*                 Precision Drilling Corp.(B5YPLH9)                                 100,961    401,610             0.0%
                  Premium Brands Holdings Corp.                                       5,800    363,028             0.0%
#*                Primero Mining Corp.                                               95,860     44,943             0.0%
*                 Pulse Seismic, Inc.                                                22,820     42,964             0.0%
                  Quebecor, Inc. Class B                                             18,700    570,843             0.0%
*                 Questerre Energy Corp. Class A                                     32,700     16,769             0.0%
*                 Raging River Exploration, Inc.                                     32,866    191,890             0.0%
                  Reitmans Canada, Ltd. Class A                                      17,204     69,066             0.0%
                  Restaurant Brands International, Inc.                               4,500    252,584             0.0%
                  Richelieu Hardware, Ltd.                                           10,504    233,773             0.0%
*                 Richmont Mines, Inc.(2752826)                                       8,700     65,773             0.0%
*                 Richmont Mines, Inc.(76547T106)                                     1,600     12,160             0.0%
                  Ritchie Bros Auctioneers, Inc.(2345390)                             7,600    249,204             0.0%
                  Ritchie Bros Auctioneers, Inc.(767744105)                           4,495    147,256             0.0%
*                 RMP Energy, Inc.                                                   82,801     49,739             0.0%
                  Rocky Mountain Dealerships, Inc.                                    3,991     28,360             0.0%
                  Rogers Communications, Inc. Class B(2169051)                        4,600    210,918             0.0%
                  Rogers Communications, Inc. Class B(775109200)                      5,274    241,866             0.0%
                  Rogers Sugar, Inc.                                                 49,881    227,288             0.0%
                  Royal Bank of Canada(2754383)                                      55,774  3,819,051             0.2%
                  Royal Bank of Canada(780087102)                                    69,446  4,755,662             0.2%
                  Russel Metals, Inc.                                                20,051    384,554             0.0%
*                 Sandstorm Gold, Ltd.                                               59,244    205,285             0.0%
                  Sandvine Corp.                                                     68,300    159,111             0.0%
                  Saputo, Inc.                                                       14,340    471,469             0.0%
*                 Savanna Energy Services Corp.                                      23,865     33,043             0.0%
                  Secure Energy Services, Inc.                                       53,850    350,703             0.0%
*                 SEMAFO, Inc.                                                      114,114    262,494             0.0%
*                 Seven Generations Energy, Ltd. Class A                              6,665    118,013             0.0%
                  Shaw Communications, Inc. Class B(2801836)                         10,510    222,819             0.0%
                  Shaw Communications, Inc. Class B(82028K200)                       22,674    480,916             0.0%
                  ShawCor, Ltd.                                                      14,898    373,801             0.0%
*                 Sherritt International Corp.                                      155,603    102,592             0.0%
*                 Shopify, Inc. Class A                                                 699     53,089             0.0%
                  Sienna Senior Living, Inc.                                          9,509    119,677             0.0%
*                 Sierra Wireless, Inc.(2418968)                                      7,200    182,182             0.0%
*                 Sierra Wireless, Inc.(826516106)                                    6,567    166,145             0.0%
*                 Silver Standard Resources, Inc.(82823L106)                          8,887     91,625             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
CANADA -- (Continued)
*                 Silver Standard Resources, Inc.(2218458)                           43,063 $  444,174             0.0%
                  Silver Wheaton Corp.(B058ZX6)                                       3,698     73,795             0.0%
                  Silver Wheaton Corp.(828336107)                                    28,352    566,189             0.0%
                  SNC-Lavalin Group, Inc.                                            28,606  1,150,485             0.1%
*                 Solium Capital, Inc.                                                6,223     36,425             0.0%
*                 Spartan Energy Corp.                                               74,913    125,125             0.0%
                  Sprott, Inc.                                                       93,500    160,965             0.0%
                  Stantec, Inc.(2854238)                                             16,542    424,502             0.0%
                  Stantec, Inc.(85472N109)                                            2,216     56,730             0.0%
                  Stella-Jones, Inc.                                                  5,106    161,740             0.0%
*                 Strad Energy Services, Ltd.                                           100        102             0.0%
                  Stuart Olson, Inc.                                                  1,740      6,858             0.0%
                  Student Transportation, Inc.                                       38,096    226,335             0.0%
                  Sun Life Financial, Inc.(2566124)                                  15,000    529,761             0.0%
                  Sun Life Financial, Inc.(866796105)                                34,010  1,201,233             0.1%
                  Suncor Energy, Inc.(B3NB1P2)                                      111,613  3,497,896             0.1%
                  Suncor Energy, Inc.(867224107)                                     80,311  2,518,553             0.1%
#*                SunOpta, Inc.(8676EP108)                                           22,701    165,717             0.0%
*                 SunOpta, Inc.(2817510)                                              4,800     35,269             0.0%
                  Superior Plus Corp.                                                51,129    489,547             0.0%
                  Surge Energy, Inc.                                                124,742    232,112             0.0%
                  Tahoe Resources, Inc.(B5B9KV1)                                     25,669    207,977             0.0%
                  Tahoe Resources, Inc.(873868103)                                   53,034    427,457             0.0%
*                 Taseko Mines, Ltd.                                                 52,413     58,747             0.0%
                  Teck Resources, Ltd. Class A                                          600     12,747             0.0%
                  Teck Resources, Ltd. Class B(2879327)                              42,660    885,045             0.1%
                  Teck Resources, Ltd. Class B(878742204)                            51,274  1,063,423             0.1%
                  TELUS Corp.                                                        24,664    820,658             0.0%
*                 Tembec, Inc.                                                       44,264     95,983             0.0%
*                 Teranga Gold Corp.                                                158,173     76,476             0.0%
                  TFI International, Inc.                                            44,463    968,053             0.1%
*                 Theratechnologies, Inc.                                            20,997    101,674             0.0%
                  Thomson Reuters Corp.                                              24,281  1,103,367             0.1%
*                 Timmins Gold Corp.                                                114,447     44,436             0.0%
                  TMX Group, Ltd.                                                     9,092    513,663             0.0%
                  TORC Oil & Gas, Ltd.                                               70,208    305,508             0.0%
                  Toromont Industries, Ltd.                                          15,859    564,165             0.0%
                  Toronto-Dominion Bank (The)(891160509)                                934     43,982             0.0%
                  Toronto-Dominion Bank (The)(2897222)                               92,478  4,351,388             0.2%
                  Torstar Corp. Class B                                              16,400     20,785             0.0%
                  Total Energy Services, Inc.                                        11,297    112,552             0.0%
*                 Tourmaline Oil Corp.                                               47,450    932,290             0.1%
                  TransAlta Corp.(89346D107)                                         33,238    169,514             0.0%
                  TransAlta Corp.(2901628)                                           76,221    390,304             0.0%
                  TransAlta Renewables, Inc.                                         24,315    277,697             0.0%
                  TransCanada Corp.                                                  35,530  1,649,677             0.1%
                  Transcontinental, Inc. Class A                                     34,887    622,320             0.0%
*                 TransGlobe Energy Corp.(893662106)                                  1,119      1,634             0.0%
*                 TransGlobe Energy Corp.(2470548)                                   21,290     31,193             0.0%
*                 Trican Well Service, Ltd.                                          87,480    240,321             0.0%
*                 Trilogy Energy Corp.                                               28,124     91,477             0.0%
*                 Trinidad Drilling, Ltd.                                           127,520    199,914             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
CANADA -- (Continued)
*                 Turquoise Hill Resources, Ltd.                                      217,037 $    591,464             0.0%
                  Uni-Select, Inc.                                                     17,099      453,076             0.0%
#*                Valeant Pharmaceuticals International, Inc.                          16,415      152,119             0.0%
                  Valener, Inc.                                                        10,434      167,014             0.0%
                  Veresen, Inc.                                                       103,747    1,157,516             0.1%
                  Vermilion Energy, Inc.(923725105)                                     9,300      327,360             0.0%
                  Vermilion Energy, Inc.(B607XS1)                                       3,800      133,789             0.0%
                  Wajax Corp.                                                           8,029      143,693             0.0%
                  Waste Connections, Inc.(94106B101)                                    2,190      201,511             0.0%
                  Waste Connections, Inc.(BYQFRK5)                                      7,566      696,059             0.0%
*                 Wesdome Gold Mines, Ltd.                                             63,960      158,840             0.0%
                  West Fraser Timber Co., Ltd.                                         27,036    1,214,892             0.1%
*                 Western Energy Services Corp.                                        27,766       41,088             0.0%
                  Western Forest Products, Inc.                                       186,665      294,004             0.0%
                  Westshore Terminals Investment Corp.                                 12,037      210,485             0.0%
                  Whitecap Resources, Inc.                                            155,381    1,099,576             0.1%
                  Wi-LAN, Inc.                                                         57,968      116,356             0.0%
                  Winpak, Ltd.                                                          8,500      363,276             0.0%
                  WSP Global, Inc.                                                     20,278      738,746             0.0%
                  Yamana Gold, Inc.(2219279)                                          293,194      788,266             0.0%
                  Yamana Gold, Inc.(98462Y100)                                          8,700       23,490             0.0%
*                 Yangarra Resources, Ltd.                                             10,309       19,107             0.0%
#*                Yellow Pages, Ltd.                                                    9,936       54,737             0.0%
                  ZCL Composites, Inc.                                                  2,700       29,175             0.0%
                                                                                              ------------ ---------------
TOTAL CANADA                                                                                   176,063,220             6.2%
                                                                                              ------------ ---------------
CHILE -- (0.3%)
                  AES Gener SA                                                        182,432       68,628             0.0%
                  Aguas Andinas SA Class A                                            383,805      217,407             0.0%
                  Banco de Chile ADR                                                    1,543      113,033             0.0%
                  Banco de Credito e Inversiones                                        7,432      415,362             0.0%
                  Banco Santander Chile                                             1,227,899       72,439             0.0%
                  Banco Santander Chile ADR                                             8,227      194,394             0.0%
                  Banmedica SA                                                         34,214       76,887             0.0%
                  Besalco SA                                                          111,600       70,659             0.0%
                  CAP SA                                                               42,130      439,981             0.0%
                  Cencosud SA                                                         104,576      297,738             0.0%
                  Cia Cervecerias Unidas SA Sponsored ADR                              10,795      278,187             0.0%
*                 Cia Sud Americana de Vapores SA                                   4,701,920      183,092             0.0%
                  Colbun SA                                                           556,632      123,301             0.0%
                  Cristalerias de Chile SA                                              2,000       20,194             0.0%
                  Embotelladora Andina SA Class B ADR                                   4,903      124,634             0.0%
*                 Empresa Nacional de Telecomunicaciones SA                            55,106      660,428             0.1%
*                 Empresas AquaChile SA                                                28,692       17,799             0.0%
                  Empresas CMPC SA                                                    128,058      297,550             0.0%
                  Empresas COPEC SA                                                    21,433      239,033             0.0%
                  Empresas Hites SA                                                    30,027       31,627             0.0%
*                 Empresas La Polar SA                                                453,184       31,902             0.0%
                  Enel Americas SA                                                    368,503       73,185             0.0%
                  Enel Americas SA Sponsored ADR                                       59,761      592,232             0.1%
                  Enel Chile SA(BYMLZD6)                                              368,503       40,675             0.0%
                  Enel Chile SA(29278D105)                                             47,492      259,306             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                                    ---------- ---------- ---------------
CHILE -- (Continued)
                  Enel Generacion Chile SA Sponsored ADR                                 7,303 $  167,823             0.0%
                  Engie Energia Chile SA                                                99,395    184,684             0.0%
                  Forus SA                                                              17,454     70,074             0.0%
                  Grupo Security SA                                                    147,850     52,285             0.0%
                  Inversiones Aguas Metropolitanas SA                                  200,457    316,976             0.0%
                  Inversiones La Construccion SA                                         8,703    117,369             0.0%
                  Itau CorpBanca(BYT25P4)                                           16,198,544    147,653             0.0%
#                 Itau CorpBanca(45033E105)                                              9,675    132,741             0.0%
*                 Latam Airlines Group SA                                               17,661    222,720             0.0%
                  Latam Airlines Group SA Sponsored ADR                                 71,815    909,896             0.1%
                  Masisa SA                                                            787,592     51,079             0.0%
                  Molibdenos y Metales SA                                                1,797     19,794             0.0%
                  Multiexport Foods SA                                                  68,000     29,551             0.0%
                  Parque Arauco SA                                                     116,206    303,175             0.0%
                  PAZ Corp. SA                                                          30,769     34,353             0.0%
                  Ripley Corp. SA                                                      240,127    174,169             0.0%
                  SACI Falabella                                                        15,609    124,371             0.0%
                  Salfacorp SA                                                         113,654    131,134             0.0%
                  Sigdo Koppers SA                                                      78,916    113,155             0.0%
                  Sociedad Matriz SAAM SA                                              237,876     23,335             0.0%
                  Sociedad Quimica y Minera de Chile SA Sponsored ADR                    5,679    201,888             0.0%
                  Socovesa SA                                                          110,770     48,090             0.0%
                  Sonda SA                                                             110,638    188,663             0.0%
                  Vina Concha y Toro SA                                                119,248    192,247             0.0%
                  Vina Concha y Toro SA Sponsored ADR                                      800     26,136             0.0%
                                                                                               ---------- ---------------
TOTAL CHILE                                                                                     8,923,034             0.3%
                                                                                               ---------- ---------------
CHINA -- (6.1%)
*                 21Vianet Group, Inc. ADR                                              25,064    135,596             0.0%
*                 3SBio, Inc.                                                           43,000     57,346             0.0%
*                 500.com, Ltd. Class A ADR                                              5,044     65,622             0.0%
*                 51job, Inc. ADR                                                        1,407     57,673             0.0%
*                 58.com, Inc. ADR                                                      14,836    587,209             0.0%
                  AAC Technologies Holdings, Inc.                                       93,500  1,370,616             0.1%
                  Agile Group Holdings, Ltd.                                           788,749    704,969             0.1%
                  Agricultural Bank of China, Ltd. Class H                           2,792,000  1,287,084             0.1%
                  Air China, Ltd. Class H                                              404,000    357,198             0.0%
#                 Ajisen China Holdings, Ltd.                                          237,000    104,718             0.0%
*                 Alibaba Group Holding, Ltd. Sponsored ADR                             18,137  2,094,824             0.1%
#*                Alibaba Pictures Group, Ltd.                                       2,180,000    353,024             0.0%
*                 Aluminum Corp. of China, Ltd. ADR                                      4,650     57,428             0.0%
#*                Aluminum Corp. of China, Ltd. Class H                                712,000    349,935             0.0%
                  AMVIG Holdings, Ltd.                                                 130,000     43,416             0.0%
#*                Angang Steel Co., Ltd. Class H                                       416,000    279,194             0.0%
#                 Anhui Conch Cement Co., Ltd. Class H                                 113,000    395,167             0.0%
                  Anhui Expressway Co., Ltd. Class H                                   110,000     87,100             0.0%
                  Anta Sports Products, Ltd.                                           176,000    493,982             0.0%
*                 Anton Oilfield Services Group                                        744,000     81,093             0.0%
*                 Anxin-China Holdings, Ltd.                                           816,000      7,574             0.0%
                  Asia Cement China Holdings Corp.                                     143,500     46,478             0.0%
*                 AVIC International Holding HK, Ltd.                                  776,000     43,842             0.0%
                  AVIC International Holdings, Ltd. Class H                            110,000     58,223             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
CHINA -- (Continued)
                  AviChina Industry & Technology Co., Ltd. Class H                    686,000 $  457,342             0.0%
                  BAIC Motor Corp., Ltd. Class H                                      377,500    363,254             0.0%
*                 Baidu, Inc. Sponsored ADR                                             3,210    578,538             0.0%
                  Bank of China, Ltd. Class H                                       6,209,800  3,003,759             0.1%
                  Bank of Chongqing Co., Ltd. Class H                                 176,500    147,519             0.0%
                  Bank of Communications Co., Ltd. Class H                            715,695    550,311             0.0%
#*                Baoxin Auto Group, Ltd.                                              50,881     23,521             0.0%
                  Baoye Group Co., Ltd. Class H                                        87,040     64,233             0.0%
#                 BBMG Corp. Class H                                                  606,000    324,025             0.0%
                  Beijing Capital International Airport Co., Ltd. Class H             506,000    713,833             0.1%
                  Beijing Capital Land, Ltd. Class H                                  534,000    259,232             0.0%
                  Beijing Enterprises Holdings, Ltd.                                  148,500    724,863             0.1%
*                 Beijing Enterprises Medical & Health Group, Ltd.                    780,000     58,111             0.0%
                  Beijing Enterprises Water Group, Ltd.                               935,000    715,551             0.1%
                  Beijing Jingneng Clean Energy Co., Ltd. Class H                     350,000    106,084             0.0%
                  Beijing North Star Co., Ltd. Class H                                358,000    138,395             0.0%
#*                Beijing Properties Holdings, Ltd.                                   382,000     19,879             0.0%
                  Beijing Urban Construction Design & Development Group Co., Ltd.
                    Class H                                                            64,000     38,970             0.0%
                  Belle International Holdings, Ltd.                                1,629,000  1,251,072             0.1%
#                 BEP International Holdings, Ltd.                                    930,000     46,556             0.0%
                  Best Pacific International Holdings, Ltd.                           186,000    163,330             0.0%
                  Besunyen Holdings Co., Ltd.                                         170,000     12,671             0.0%
#*                Biostime International Holdings, Ltd.                                78,000    252,873             0.0%
#*                Bitauto Holdings, Ltd. ADR                                           13,092    383,857             0.0%
                  Bloomage Biotechnology Corp., Ltd.                                   60,000    101,749             0.0%
#*                Boer Power Holdings, Ltd.                                           117,000     39,818             0.0%
                  Bosideng International Holdings, Ltd.                               296,000     23,950             0.0%
                  Brilliance China Automotive Holdings, Ltd.                          582,000    974,967             0.1%
#                 Byd Co., Ltd. Class H                                                54,000    318,202             0.0%
                  BYD Electronic International Co., Ltd.                              361,500    551,754             0.0%
#                 C C Land Holdings, Ltd.                                             937,824    239,736             0.0%
#*                C.banner International Holdings, Ltd.                               126,000     47,274             0.0%
                  Cabbeen Fashion, Ltd.                                                40,000     13,712             0.0%
                  Canvest Environmental Protection Group Co., Ltd.                    170,000     96,991             0.0%
#*                Capital Environment Holdings, Ltd.                                  640,000     18,680             0.0%
#*                CAR, Inc.                                                           325,000    306,456             0.0%
                  Carrianna Group Holdings Co., Ltd.                                   26,000      2,673             0.0%
                  Central China Real Estate, Ltd.                                     296,696     72,790             0.0%
                  Central China Securities Co., Ltd. Class H                          286,000    151,633             0.0%
                  Century Sunshine Group Holdings, Ltd.                             1,055,000     38,609             0.0%
#*                CGN Meiya Power Holdings Co., Ltd.                                  190,000     28,043             0.0%
                  CGN Power Co., Ltd. Class H                                         306,000     92,322             0.0%
                  Changshouhua Food Co., Ltd.                                          87,000     44,295             0.0%
*                 Changyou.com, Ltd. ADR                                                1,457     47,571             0.0%
                  Chaowei Power Holdings, Ltd.                                        321,000    204,442             0.0%
*                 Cheetah Mobile, Inc. ADR                                              4,738     49,939             0.0%
*                 Chigo Holding, Ltd.                                               1,272,000     18,627             0.0%
#                 China Aerospace International Holdings, Ltd.                        848,000    116,522             0.0%
*                 China Agri-Industries Holdings, Ltd.                              1,073,700    531,087             0.0%
#                 China All Access Holdings, Ltd.                                     160,000     45,219             0.0%
*                 China Animal Healthcare, Ltd.                                        47,000      5,891             0.0%
#                 China Animation Characters Co., Ltd.                                230,000     96,429             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                                    ---------- ---------- ---------------
CHINA -- (Continued)
                  China Aoyuan Property Group, Ltd.                                    541,000 $  165,475             0.0%
                  China BlueChemical, Ltd. Class H                                     812,000    233,639             0.0%
                  China CITIC Bank Corp., Ltd. Class H                                 826,000    522,875             0.0%
#*                China Coal Energy Co., Ltd. Class H                                  743,000    360,654             0.0%
                  China Communications Construction Co., Ltd. Class H                  463,000    635,729             0.0%
                  China Communications Services Corp., Ltd. Class H                    852,000    484,850             0.0%
                  China Conch Venture Holdings, Ltd.                                   143,500    285,767             0.0%
                  China Construction Bank Corp. Class H                             12,259,200  9,950,342             0.4%
*                 China Datang Corp. Renewable Power Co., Ltd. Class H                 559,000     56,724             0.0%
*                 China Daye Non-Ferrous Metals Mining, Ltd.                         3,026,163     44,322             0.0%
*                 China Dynamics Holdings, Ltd.                                      1,050,000     33,462             0.0%
                  China Eastern Airlines Corp., Ltd.                                     2,373     62,054             0.0%
#                 China Eastern Airlines Corp., Ltd. Class H                           222,000    116,313             0.0%
#                 China Electronics Corp. Holdings Co., Ltd.                           122,000     22,871             0.0%
                  China Electronics Optics Valley Union Holding Co., Ltd.              452,000     42,366             0.0%
                  China Everbright Bank Co., Ltd. Class H                              572,000    268,101             0.0%
                  China Everbright International, Ltd.                                 292,000    394,359             0.0%
                  China Everbright Water, Ltd.                                         127,600     42,468             0.0%
#                 China Evergrande Group                                             2,598,000  2,771,010             0.1%
*                 China Fiber Optic Network System Group, Ltd.                         521,599     35,205             0.0%
                  China Financial Services Holdings, Ltd.                              354,000     33,663             0.0%
                  China Foods, Ltd.                                                    396,000    152,532             0.0%
                  China Fordoo Holdings, Ltd.                                           41,000     41,048             0.0%
                  China Galaxy Securities Co., Ltd. Class H                            719,000    655,283             0.0%
                  China Gas Holdings, Ltd.                                             380,000    595,746             0.0%
*                 China Glass Holdings, Ltd.                                           262,000     29,331             0.0%
                  China Greenland Broad Greenstate Group Co., Ltd.                     356,000     75,570             0.0%
#*                China Hanking Holdings, Ltd.                                         154,000     24,731             0.0%
                  China Harmony New Energy Auto Holding, Ltd.                          326,500    122,015             0.0%
*                 China High Precision Automation Group, Ltd.                          127,000      3,735             0.0%
#                 China Hongqiao Group, Ltd.                                           529,500    479,919             0.0%
#                 China Huishan Dairy Holdings Co., Ltd.                               682,000     36,825             0.0%
*                 China Huiyuan Juice Group, Ltd.                                      368,500    131,919             0.0%
*                 China International Capital Corp., Ltd. Class H                       47,200     69,742             0.0%
#                 China International Marine Containers Group Co., Ltd. Class H        126,800    218,680             0.0%
*                 China ITS Holdings Co., Ltd.                                         291,000     28,049             0.0%
                  China Jinmao Holdings Group, Ltd.                                  1,866,000    603,558             0.0%
                  China Lesso Group Holdings, Ltd.                                     469,000    373,403             0.0%
                  China Life Insurance Co., Ltd. ADR                                    11,032    167,576             0.0%
                  China Life Insurance Co., Ltd. Class H                                38,000    115,606             0.0%
                  China Lilang, Ltd.                                                   208,000    130,848             0.0%
                  China Longyuan Power Group Corp., Ltd. Class H                       413,000    317,524             0.0%
#*                China LotSynergy Holdings, Ltd.                                    1,980,000     59,540             0.0%
#                 China Maple Leaf Educational Systems, Ltd.                           146,000    127,514             0.0%
                  China Medical System Holdings, Ltd.                                  421,000    726,646             0.1%
#                 China Mengniu Dairy Co., Ltd.                                        322,000    622,087             0.0%
                  China Merchants Bank Co., Ltd. Class H                               450,701  1,167,772             0.1%
                  China Minsheng Banking Corp., Ltd. Class H                           672,600    661,744             0.0%
                  China Mobile, Ltd.                                                   187,000  1,990,918             0.1%
                  China Mobile, Ltd. Sponsored ADR                                      73,952  3,943,121             0.2%
#                 China Molybdenum Co., Ltd. Class H                                   228,000     69,409             0.0%
                  China National Building Material Co., Ltd. Class H                 1,370,000    910,703             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
CHINA -- (Continued)
                  China National Materials Co., Ltd. Class H                          644,000 $  228,112             0.0%
*                 China New Town Development Co., Ltd.                              1,093,883     54,090             0.0%
                  China NT Pharma Group Co., Ltd.                                      62,500     13,721             0.0%
#*                China Ocean Resources Co., Ltd.                                      46,612     40,963             0.0%
*                 China Oceanwide Holdings, Ltd.                                      350,000     34,637             0.0%
*                 China Oil & Gas Group, Ltd.                                       2,084,000    152,532             0.0%
                  China Oilfield Services, Ltd. Class H                               426,000    392,170             0.0%
*                 China Overseas Grand Oceans Group, Ltd.                             458,250    234,716             0.0%
                  China Overseas Land & Investment, Ltd.                              560,827  1,626,728             0.1%
#                 China Overseas Property Holdings, Ltd.                              154,275     26,932             0.0%
                  China Pacific Insurance Group Co., Ltd. Class H                     118,600    437,561             0.0%
*                 China Packaging Holdings Development, Ltd.                           55,000     16,107             0.0%
                  China Petroleum & Chemical Corp. ADR                                 12,059    981,200             0.1%
                  China Petroleum & Chemical Corp. Class H                          1,749,400  1,420,606             0.1%
                  China Pioneer Pharma Holdings, Ltd.                                 150,000     55,954             0.0%
                  China Power International Development, Ltd.                         925,000    344,589             0.0%
#                 China Power New Energy Development Co., Ltd.                         96,000     58,687             0.0%
*                 China Properties Group, Ltd.                                        173,000     38,469             0.0%
*                 China Public Procurement, Ltd.                                       72,000        342             0.0%
                  China Railway Construction Corp., Ltd. Class H                      336,500    469,923             0.0%
                  China Railway Group, Ltd. Class H                                   426,000    360,295             0.0%
                  China Reinsurance Group Corp. Class H                               468,000    107,625             0.0%
*                 China Resources Beer Holdings Co., Ltd.                             380,962    916,164             0.1%
                  China Resources Cement Holdings, Ltd.                               852,610    466,167             0.0%
#                 China Resources Gas Group, Ltd.                                     230,000    775,120             0.1%
                  China Resources Land, Ltd.                                          450,444  1,248,192             0.1%
#*                China Resources Phoenix Healthcare Holdings Co., Ltd.                85,500    109,706             0.0%
                  China Resources Power Holdings Co., Ltd.                            236,678    426,118             0.0%
*                 China Ruifeng Renewable Energy Holdings, Ltd.                       300,000     28,904             0.0%
                  China Sanjiang Fine Chemicals Co., Ltd.                             185,000     59,334             0.0%
                  China SCE Property Holdings, Ltd.                                   664,600    251,862             0.0%
#*                China Shanshui Cement Group, Ltd.                                   593,000     38,843             0.0%
#*                China Shengmu Organic Milk, Ltd.                                    579,000    121,275             0.0%
                  China Shenhua Energy Co., Ltd. Class H                              238,116    554,287             0.0%
                  China Shineway Pharmaceutical Group, Ltd.                            92,000    111,257             0.0%
                  China Silver Group, Ltd.                                            284,000     52,266             0.0%
#                 China Singyes Solar Technologies Holdings, Ltd.                     249,600    116,661             0.0%
#                 China South City Holdings, Ltd.                                   1,408,000    274,946             0.0%
                  China Southern Airlines Co., Ltd. Class H                           594,000    394,855             0.0%
                  China Southern Airlines Co., Ltd. Sponsored ADR                       3,231    105,460             0.0%
*                 China Starch Holdings, Ltd.                                         580,000     19,734             0.0%
                  China State Construction International Holdings, Ltd.               295,600    535,650             0.0%
                  China Suntien Green Energy Corp., Ltd. Class H                      485,000    103,365             0.0%
*                 China Taifeng Beddings Holdings, Ltd.                                44,000      1,145             0.0%
*                 China Taiping Insurance Holdings Co., Ltd.                          422,306  1,051,443             0.1%
                  China Telecom Corp., Ltd. ADR                                         3,368    165,099             0.0%
                  China Telecom Corp., Ltd. Class H                                   254,000    123,897             0.0%
                  China Tian Lun Gas Holdings, Ltd.                                    58,500     34,271             0.0%
#                 China Traditional Chinese Medicine Holdings Co., Ltd.               552,000    323,182             0.0%
#                 China Travel International Investment Hong Kong, Ltd.             1,274,000    368,249             0.0%
                  China Unicom Hong Kong, Ltd.                                        932,000  1,206,030             0.1%
                  China Unicom Hong Kong, Ltd. ADR                                     88,795  1,152,559             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
CHINA -- (Continued)
*                 China Vanadium Titano - Magnetite Mining Co., Ltd.                  296,000 $    9,880             0.0%
                  China Vanke Co., Ltd. Class H                                       174,400    441,930             0.0%
                  China Water Affairs Group, Ltd.                                     310,000    207,143             0.0%
*                 China Water Industry Group, Ltd.                                    100,000     22,612             0.0%
#*                China Yurun Food Group, Ltd.                                        891,000    133,960             0.0%
                  China ZhengTong Auto Services Holdings, Ltd.                        492,500    270,446             0.0%
                  China Zhongwang Holdings, Ltd.                                      759,600    344,347             0.0%
*                 Chinasoft International, Ltd.                                       374,000    224,600             0.0%
*                 Chinese People Holdings Co., Ltd.                                   452,587      5,875             0.0%
                  Chongqing Machinery & Electric Co., Ltd. Class H                    499,925     64,838             0.0%
                  Chongqing Rural Commercial Bank Co., Ltd. Class H                 1,141,000    783,619             0.1%
*                 Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.           49,000      6,921             0.0%
                  Chu Kong Shipping Enterprise Group Co., Ltd.                        180,000     45,993             0.0%
                  CIFI Holdings Group Co., Ltd.                                     1,150,000    415,183             0.0%
#                 CIMC Enric Holdings, Ltd.                                           180,000    104,903             0.0%
*                 CITIC Dameng Holdings, Ltd.                                         361,000     19,232             0.0%
#*                CITIC Resources Holdings, Ltd.                                      994,000    119,970             0.0%
                  CITIC Securities Co., Ltd. Class H                                  185,500    388,820             0.0%
                  CITIC, Ltd.                                                       1,097,000  1,590,655             0.1%
#                 Citychamp Watch & Jewellery Group, Ltd.                             450,000     99,985             0.0%
                  Clear Media, Ltd.                                                    29,000     31,681             0.0%
                  CNOOC, Ltd.                                                         862,000  1,005,607             0.1%
                  CNOOC, Ltd. Sponsored ADR                                            21,163  2,458,082             0.1%
*                 Coastal Greenland, Ltd.                                             123,000      3,750             0.0%
#*                Cogobuy Group                                                        98,000    140,922             0.0%
                  Colour Life Services Group Co., Ltd.                                 82,000     48,414             0.0%
                  Comba Telecom Systems Holdings, Ltd.                                607,429     88,918             0.0%
*                 Comtec Solar Systems Group, Ltd.                                    208,000      8,688             0.0%
                  Concord New Energy Group, Ltd.                                    2,600,000    123,497             0.0%
                  Consun Pharmaceutical Group, Ltd.                                   168,000    113,712             0.0%
#*                Coolpad Group, Ltd.                                               1,779,600    164,728             0.0%
*                 COSCO SHIPPING Development Co., Ltd. Class H                        681,000    147,626             0.0%
                  COSCO SHIPPING Energy Transportation Co., Ltd. Class H              509,752    278,345             0.0%
#*                COSCO SHIPPING Holdings Co., Ltd. Class H                           539,000    235,428             0.0%
                  COSCO SHIPPING Ports, Ltd.                                          643,780    704,830             0.1%
*                 Coslight Technology International Group Co., Ltd.                   130,000     66,475             0.0%
#                 Cosmo Lady China Holdings Co., Ltd.                                 275,000     81,612             0.0%
                  Country Garden Holdings Co., Ltd.                                 2,179,786  2,073,086             0.1%
                  CP Pokphand Co., Ltd.                                             2,880,000    247,653             0.0%
                  CPMC Holdings, Ltd.                                                 173,000     95,830             0.0%
                  CRRC Corp., Ltd. Class H                                            247,000    240,696             0.0%
                  CSPC Pharmaceutical Group, Ltd.                                     992,000  1,375,919             0.1%
#                 CSSC Offshore and Marine Engineering Group Co., Ltd. Class H         24,000     47,815             0.0%
#                 CT Environmental Group, Ltd.                                      1,184,000    220,579             0.0%
*                 Ctrip.com International, Ltd. ADR                                    10,724    541,669             0.0%
*                 Da Ming International Holdings, Ltd.                                 42,000     16,669             0.0%
*                 DaChan Food Asia, Ltd.                                              128,000     11,531             0.0%
                  Dah Chong Hong Holdings, Ltd.                                       376,000    162,342             0.0%
#                 Dalian Port PDA Co., Ltd. Class H                                   584,200    103,555             0.0%
*                 Daphne International Holdings, Ltd.                                 350,000     34,551             0.0%
#                 Datang International Power Generation Co., Ltd. Class H             506,000    150,749             0.0%
                  Dawnrays Pharmaceutical Holdings, Ltd.                              188,000    110,112             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
CHINA -- (Continued)
*                 DBA Telecommunication Asia Holdings, Ltd.                            72,000 $      607             0.0%
#*                Differ Group Holding Co., Ltd.                                      342,000     31,179             0.0%
#*                Digital China Holdings, Ltd.                                        243,000    199,850             0.0%
#                 Dongfang Electric Corp., Ltd. Class H                               147,000    129,568             0.0%
                  Dongfeng Motor Group Co., Ltd. Class H                              756,000    794,047             0.1%
#                 Dongjiang Environmental Co., Ltd. Class H                            55,600     92,007             0.0%
*                 Dongyue Group, Ltd.                                                 421,000     13,905             0.0%
                  Dynagreen Environmental Protection Group Co., Ltd. Class H           55,000     31,502             0.0%
#*                Dynasty Fine Wines Group, Ltd.                                      114,000      3,957             0.0%
*                 eHi Car Services, Ltd. Sponsored ADR                                  2,373     24,015             0.0%
                  ENN Energy Holdings, Ltd.                                            98,000    531,247             0.0%
                  EVA Precision Industrial Holdings, Ltd.                             396,000     65,609             0.0%
*                 Everbright Securities Co., Ltd. Class H                               8,000     11,841             0.0%
                  Fantasia Holdings Group Co., Ltd.                                   816,000    127,836             0.0%
                  Far East Horizon, Ltd.                                              607,000    558,371             0.0%
                  First Tractor Co., Ltd. Class H                                     138,000     74,398             0.0%
                  Fosun International, Ltd.                                           412,892    624,484             0.0%
                  Freetech Road Recycling Technology Holdings, Ltd.                    84,000      8,202             0.0%
                  Fu Shou Yuan International Group, Ltd.                              391,000    249,712             0.0%
#                 Fufeng Group, Ltd.                                                  432,600    295,641             0.0%
#*                Fuguiniao Co., Ltd. Class H                                          53,000      9,914             0.0%
#                 Fullshare Holdings, Ltd.                                          2,287,500    741,095             0.1%
                  Future Land Development Holdings, Ltd.                              752,000    222,014             0.0%
                  Fuyao Glass Industry Group Co., Ltd. Class H                         65,200    230,163             0.0%
#*                GCL-Poly Energy Holdings, Ltd.                                    4,933,000    595,423             0.0%
                  Geely Automobile Holdings, Ltd.                                   2,045,000  2,755,341             0.1%
                  GF Securities Co., Ltd. Class H                                      67,000    138,550             0.0%
*                 Glorious Property Holdings, Ltd.                                  1,074,000    124,190             0.0%
                  Goldbond Group Holdings, Ltd.                                       330,000      9,750             0.0%
#                 Golden Eagle Retail Group, Ltd.                                     197,000    300,018             0.0%
                  Golden Throat Holdings Group Co., Ltd.                               46,000     15,015             0.0%
                  Goldlion Holdings, Ltd.                                             162,000     68,941             0.0%
                  Goldpac Group, Ltd.                                                  33,000     12,503             0.0%
#                 GOME Electrical Appliances Holding, Ltd.                          4,609,060    627,739             0.0%
#                 Goodbaby International Holdings, Ltd.                               300,000    135,304             0.0%
                  Great Wall Motor Co., Ltd. Class H                                  586,500    635,175             0.0%
                  Greatview Aseptic Packaging Co., Ltd.                               449,000    232,464             0.0%
*                 Greenland Hong Kong Holdings, Ltd.                                  300,000     96,733             0.0%
#*                Greentown China Holdings, Ltd.                                      325,500    312,708             0.0%
                  Guangdong Investment, Ltd.                                          346,000    535,185             0.0%
                  Guangdong Yueyun Transportation Co., Ltd. Class H                    91,000     65,724             0.0%
                  Guangshen Railway Co., Ltd. Class H                                  46,000     24,939             0.0%
                  Guangshen Railway Co., Ltd. Sponsored ADR                             6,099    165,161             0.0%
                  Guangzhou Automobile Group Co., Ltd. Class H                         36,000     55,948             0.0%
                  Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H       28,000     80,025             0.0%
                  Guangzhou R&F Properties Co., Ltd. Class H                          492,400    828,791             0.1%
*                 Guodian Technology & Environment Group Corp., Ltd. Class H          236,000     16,075             0.0%
                  Guolian Securities Co., Ltd. Class H                                124,000     67,064             0.0%
#*                Haichang Ocean Park Holdings, Ltd.                                  265,000     56,868             0.0%
                  Haier Electronics Group Co., Ltd.                                   191,000    442,894             0.0%
                  Haitian International Holdings, Ltd.                                203,000    497,113             0.0%
                  Haitong Securities Co., Ltd. Class H                                247,200    407,626             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                      SHARES    VALUE++   OF NET ASSETS**
                                                                                    ---------- ---------- ---------------
CHINA -- (Continued)
*                 Hanergy Thin Film Power Group, Ltd.                                  710,000 $    3,474             0.0%
                  Harbin Electric Co., Ltd. Class H                                    326,236    199,387             0.0%
                  Harmonicare Medical Holdings, Ltd.                                    49,000     25,805             0.0%
                  Hengan International Group Co., Ltd.                                 156,000  1,165,727             0.1%
*                 Hengdeli Holdings, Ltd.                                            1,021,400    124,628             0.0%
*                 Hi Sun Technology China, Ltd.                                        510,000     85,745             0.0%
                  Hilong Holding, Ltd.                                                 387,000     84,405             0.0%
*                 HKC Holdings, Ltd.                                                    49,739     33,993             0.0%
#*                HNA Holding Group Co., Ltd.                                        1,383,200     48,861             0.0%
*                 Honghua Group, Ltd.                                                  986,000     99,974             0.0%
                  Honworld Group, Ltd.                                                  29,500     15,802             0.0%
#                 Hopewell Highway Infrastructure, Ltd.                                186,475    107,779             0.0%
                  Hopson Development Holdings, Ltd.                                    310,000    295,193             0.0%
                  HOSA International, Ltd.                                             102,000     32,108             0.0%
*                 Hua Han Health Industry Holdings, Ltd.                             1,573,842     40,224             0.0%
#                 Huadian Fuxin Energy Corp., Ltd. Class H                             552,000    127,605             0.0%
#                 Huadian Power International Corp., Ltd. Class H                      274,000    115,431             0.0%
                  Huaneng Power International, Inc. Class H                            142,000     97,880             0.0%
                  Huaneng Power International, Inc. Sponsored ADR                        3,000     82,080             0.0%
                  Huaneng Renewables Corp., Ltd. Class H                             1,884,000    657,651             0.0%
                  Huatai Securities Co., Ltd. Class H                                  148,200    286,980             0.0%
                  Huishang Bank Corp., Ltd. Class H                                    266,000    125,703             0.0%
                  Hydoo International Holding, Ltd.                                    146,000     14,611             0.0%
*                 IMAX China Holding, Inc.                                              11,900     55,960             0.0%
                  Industrial & Commercial Bank of China, Ltd. Class H               10,068,460  6,563,283             0.3%
                  Inner Mongolia Yitai Coal Co., Ltd. Class H                           21,900     20,374             0.0%
                  Intime Retail Group Co., Ltd.                                        525,000    664,169             0.0%
*                 JD.com, Inc. ADR                                                      15,441    541,516             0.0%
#                 Jiangnan Group, Ltd.                                                 762,000     97,886             0.0%
                  Jiangsu Expressway Co., Ltd. Class H                                 158,000    233,145             0.0%
                  Jiangxi Copper Co., Ltd. Class H                                     355,000    553,007             0.0%
#*                JinkoSolar Holding Co., Ltd. ADR                                      10,521    182,434             0.0%
                  Ju Teng International Holdings, Ltd.                                 460,000    169,513             0.0%
#                 K Wah International Holdings, Ltd.                                   402,849    255,635             0.0%
*                 Kai Yuan Holdings, Ltd.                                            1,980,000     21,598             0.0%
#*                Kaisa Group Holdings, Ltd.                                           530,000    158,761             0.0%
                  Kangda International Environmental Co., Ltd.                         210,000     48,806             0.0%
*                 Kasen International Holdings, Ltd.                                   191,000     33,644             0.0%
                  Kingboard Chemical Holdings, Ltd.                                    310,500  1,118,283             0.1%
                  Kingboard Laminates Holdings, Ltd.                                   297,000    357,958             0.0%
#*                Kingdee International Software Group Co., Ltd.                       433,600    182,569             0.0%
                  Kingsoft Corp., Ltd.                                                  12,000     34,203             0.0%
#*                Ko Yo Chemical Group, Ltd.                                           688,000     18,215             0.0%
#                 Koradior Holdings, Ltd.                                               76,000     81,281             0.0%
#                 Kunlun Energy Co., Ltd.                                            1,342,000  1,211,057             0.1%
                  KWG Property Holding, Ltd.                                           541,400    408,979             0.0%
*                 Labixiaoxin Snacks Group, Ltd.                                       200,000     11,581             0.0%
                  Lai Fung Holdings, Ltd.                                            1,378,000     38,255             0.0%
                  Le Saunda Holdings, Ltd.                                             138,600     30,841             0.0%
                  Lee & Man Chemical Co., Ltd.                                          48,300     23,600             0.0%
                  Lee & Man Paper Manufacturing, Ltd.                                  626,600    490,631             0.0%
                  Lee's Pharmaceutical Holdings, Ltd.                                   30,500     30,041             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
CHINA -- (Continued)
                  Lenovo Group, Ltd.                                                1,854,000 $1,185,343             0.1%
                  Leoch International Technology, Ltd.                                 80,000     19,742             0.0%
*                 Leyou Technologies Holdings, Ltd.                                 1,140,000    234,016             0.0%
*                 Li Ning Co., Ltd.                                                    41,000     26,939             0.0%
#*                Lianhua Supermarket Holdings Co., Ltd. Class H                      172,400     73,946             0.0%
#*                Lifestyle China Group, Ltd.                                         183,500     59,187             0.0%
*                 Lifetech Scientific Corp.                                           572,000    146,201             0.0%
                  Livzon Pharmaceutical Group, Inc. Class H                             7,780     49,029             0.0%
                  Logan Property Holdings Co., Ltd.                                   390,000    223,306             0.0%
                  Longfor Properties Co., Ltd.                                        575,500    995,803             0.1%
                  Lonking Holdings, Ltd.                                              936,000    261,823             0.0%
*                 Loudong General Nice Resources China Holdings, Ltd.                 288,600     14,656             0.0%
#                 Luye Pharma Group, Ltd.                                             287,500    173,647             0.0%
*                 Maanshan Iron & Steel Co., Ltd. Class H                             550,000    185,610             0.0%
*                 Maoye International Holdings, Ltd.                                  445,000     47,469             0.0%
                  Metallurgical Corp. of China, Ltd. Class H                          235,000     86,843             0.0%
*                 Microport Scientific Corp.                                           50,000     35,015             0.0%
*                 MIE Holdings Corp.                                                  670,000     63,644             0.0%
*                 Mingfa Group International Co., Ltd.                                589,000     22,717             0.0%
                  Minmetals Land, Ltd.                                                482,000     58,792             0.0%
                  Minth Group, Ltd.                                                   242,000    898,078             0.1%
*                 MMG, Ltd.                                                         1,160,000    396,087             0.0%
#                 MOBI Development Co., Ltd.                                          124,000     20,385             0.0%
                  Modern Land China Co., Ltd.                                         304,000     49,650             0.0%
#*                Munsun Capital Group, Ltd.                                        2,614,000     24,877             0.0%
*                 Nan Hai Corp., Ltd.                                               4,500,000    153,257             0.0%
#*                National Agricultural Holdings, Ltd.                                248,000     37,941             0.0%
                  Nature Home Holding Co., Ltd.                                        29,000      3,911             0.0%
                  NetEase, Inc. ADR                                                     6,808  1,806,775             0.1%
                  New China Life Insurance Co., Ltd. Class H                           32,700    161,519             0.0%
*                 New Oriental Education & Technology Group, Inc. Sponsored ADR         6,728    434,225             0.0%
*                 New World Department Store China, Ltd.                              223,000     33,479             0.0%
                  Nexteer Automotive Group, Ltd.                                      394,000    613,511             0.0%
                  Nine Dragons Paper Holdings, Ltd.                                   605,000    652,471             0.0%
#*                Noah Holdings, Ltd. ADR                                               7,384    186,224             0.0%
*                 North Mining Shares Co., Ltd.                                     6,050,000    122,772             0.0%
*                 NQ Mobile, Inc. Class A ADR                                           8,523     32,132             0.0%
                  NVC Lighting Holdings, Ltd.                                         320,000     36,158             0.0%
*                 O-Net Technologies Group, Ltd.                                       52,000     35,196             0.0%
#*                Ourgame International Holdings, Ltd.                                 62,000     22,346             0.0%
                  Overseas Chinese Town Asia Holdings, Ltd.                           104,000     41,489             0.0%
#*                Ozner Water International Holding, Ltd.                             175,000     43,806             0.0%
#                 Pacific Online, Ltd.                                                210,000     50,443             0.0%
                  Parkson Retail Group, Ltd.                                          605,000     76,126             0.0%
#                 PAX Global Technology, Ltd.                                         417,000    257,539             0.0%
                  People's Insurance Co. Group of China, Ltd. (The) Class H         1,181,000    486,668             0.0%
                  PetroChina Co., Ltd. ADR                                              9,000    632,250             0.0%
                  PetroChina Co., Ltd. Class H                                        530,000    372,368             0.0%
*                 Phoenix New Media, Ltd. ADR                                           3,698     12,906             0.0%
#                 Phoenix Satellite Television Holdings, Ltd.                         256,000     43,737             0.0%
                  PICC Property & Casualty Co., Ltd. Class H                          980,502  1,576,168             0.1%
                  Ping An Insurance Group Co. of China, Ltd. Class H                  562,000  3,159,706             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
CHINA -- (Continued)
                  Poly Culture Group Corp., Ltd. Class H                               17,200 $   45,326             0.0%
*                 Poly Property Group Co., Ltd.                                       958,000    392,512             0.0%
                  Pou Sheng International Holdings, Ltd.                              687,000    146,554             0.0%
                  Powerlong Real Estate Holdings, Ltd.                                631,000    297,646             0.0%
*                 Prosperity International Holdings HK, Ltd.                        1,680,000     26,303             0.0%
*                 PW Medtech Group, Ltd.                                              219,000     51,727             0.0%
*                 Q Technology Group Co., Ltd.                                        104,000     88,304             0.0%
#                 Qingdao Port International Co., Ltd. Class H                        183,000     97,420             0.0%
#                 Qinhuangdao Port Co., Ltd. Class H                                  206,000     62,213             0.0%
*                 Qinqin Foodstuffs Group Cayman Co., Ltd.                              8,400      3,002             0.0%
*                 Qunxing Paper Holdings Co., Ltd.                                    147,174      7,152             0.0%
*                 Real Gold Mining, Ltd.                                               19,000        642             0.0%
                  Red Star Macalline Group Corp., Ltd. Class H                         24,800     26,445             0.0%
#*                Redco Properties Group, Ltd.                                        176,000     69,015             0.0%
#*                Renhe Commercial Holdings Co., Ltd.                               7,156,000    182,887             0.0%
*                 REXLot Holdings, Ltd.                                             3,354,266     50,005             0.0%
                  Road King Infrastructure, Ltd.                                       96,000    142,358             0.0%
#*                Sany Heavy Equipment International Holdings Co., Ltd.               315,000     61,485             0.0%
#                 Seaspan Corp.                                                        17,058    120,088             0.0%
#*                Semiconductor Manufacturing International Corp.                     914,100  1,154,737             0.1%
*                 Semiconductor Manufacturing International Corp. ADR                  18,227    114,648             0.0%
                  Shandong Chenming Paper Holdings, Ltd. Class H                      136,500    156,857             0.0%
                  Shandong Weigao Group Medical Polymer Co., Ltd. Class H             516,000    376,027             0.0%
                  Shandong Xinhua Pharmaceutical Co., Ltd. Class H                     14,000     12,350             0.0%
#                 Shanghai Dasheng Agricultural Finance Technology Co., Ltd.
                    Class H                                                           344,000     34,066             0.0%
#*                Shanghai Electric Group Co., Ltd. Class H                           614,000    289,364             0.0%
#                 Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H                34,000    128,178             0.0%
*                 Shanghai Fudan Microelectronics Group Co., Ltd. Class H              46,000     34,978             0.0%
                  Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H       70,000     56,641             0.0%
                  Shanghai Haohai Biological Technology Co., Ltd. Class H               4,000     22,048             0.0%
                  Shanghai Industrial Holdings, Ltd.                                  221,000    699,166             0.0%
#                 Shanghai Industrial Urban Development Group, Ltd.                   736,000    158,730             0.0%
#                 Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H     528,000    153,927             0.0%
                  Shanghai Pharmaceuticals Holding Co., Ltd. Class H                  153,200    405,205             0.0%
                  Shanghai Prime Machinery Co., Ltd. Class H                          322,000     62,010             0.0%
*                 Shanghai Zendai Property, Ltd.                                    1,505,000     22,604             0.0%
*                 Shengli Oil & Gas Pipe Holdings, Ltd.                               262,500     10,792             0.0%
                  Shenguan Holdings Group, Ltd.                                       446,000     32,645             0.0%
                  Shenzhen Expressway Co., Ltd. Class H                               210,000    191,256             0.0%
                  Shenzhen International Holdings, Ltd.                               403,801    677,846             0.0%
                  Shenzhen Investment, Ltd.                                         1,537,451    696,732             0.0%
                  Shenzhou International Group Holdings, Ltd.                         102,000    671,152             0.0%
                  Shimao Property Holdings, Ltd.                                      605,000    971,039             0.1%
*                 Shougang Concord International Enterprises Co., Ltd.              1,812,000     57,464             0.0%
                  Shougang Fushan Resources Group, Ltd.                             1,092,000    200,584             0.0%
                  Shui On Land, Ltd.                                                1,854,656    412,159             0.0%
#*                Shunfeng International Clean Energy, Ltd.                           532,000     32,776             0.0%
                  Sichuan Expressway Co., Ltd. Class H                                204,000     89,434             0.0%
                  Sihuan Pharmaceutical Holdings Group, Ltd.                        1,535,000    682,155             0.0%
*                 SIM Technology Group, Ltd.                                          400,000     19,524             0.0%
                  Sino Biopharmaceutical, Ltd.                                      1,040,998    855,476             0.1%
#*                Sino Oil And Gas Holdings, Ltd.                                   4,585,000    110,711             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
CHINA -- (Continued)
                  Sino-Ocean Group Holdings, Ltd.                                   1,402,332 $  684,080             0.0%
#                 Sinofert Holdings, Ltd.                                           1,194,000    159,421             0.0%
                  Sinopec Engineering Group Co., Ltd. Class H                         361,500    353,241             0.0%
                  Sinopec Kantons Holdings, Ltd.                                      442,000    225,306             0.0%
#*                Sinopec Oilfield Service Corp. Class H                              192,000     33,518             0.0%
                  Sinopec Shanghai Petrochemical Co., Ltd. Class H                    166,000     92,758             0.0%
                  Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR                4,550    254,709             0.0%
                  Sinopharm Group Co., Ltd. Class H                                   116,000    519,940             0.0%
#                 Sinosoft Technology Group, Ltd.                                     341,000    107,677             0.0%
                  Sinotrans, Ltd. Class H                                             804,000    359,244             0.0%
                  Sinotruk Hong Kong, Ltd.                                            300,000    208,349             0.0%
                  Skyworth Digital Holdings, Ltd.                                     896,196    520,012             0.0%
#                 SMI Holdings Group, Ltd.                                          1,712,000    149,467             0.0%
                  SOHO China, Ltd.                                                    994,500    541,873             0.0%
*                 Sohu.com, Inc.                                                        4,342    168,470             0.0%
*                 Sound Global, Ltd.                                                   72,000     18,000             0.0%
#*                Sparkle Roll Group, Ltd.                                            312,000     22,471             0.0%
                  Springland International Holdings, Ltd.                             378,000     68,017             0.0%
#*                SPT Energy Group, Inc.                                              416,000     30,941             0.0%
*                 SRE Group, Ltd.                                                   1,530,285     36,951             0.0%
#                 SSY Group, Ltd.                                                     843,042    325,935             0.0%
                  Sun Art Retail Group, Ltd.                                          558,000    574,880             0.0%
#                 Sunac China Holdings, Ltd.                                          823,000  1,071,844             0.1%
                  Sunny Optical Technology Group Co., Ltd.                            109,000    895,618             0.1%
*                 Superb Summit International Group, Ltd.                             825,000     29,040             0.0%
                  Symphony Holdings, Ltd.                                             450,000     40,472             0.0%
*                 TAL Education Group ADR                                               2,177    259,302             0.0%
#*                Tarena International, Inc. ADR                                        4,286     79,762             0.0%
#                 TCC International Holdings, Ltd.                                    717,000    327,825             0.0%
*                 TCL Multimedia Technology Holdings, Ltd.                            207,000    102,305             0.0%
*                 Tech Pro Technology Development, Ltd.                             2,780,000     46,440             0.0%
#                 Technovator International, Ltd.                                     204,000     77,243             0.0%
                  Tencent Holdings, Ltd.                                              150,500  4,715,665             0.2%
                  Tenwow International Holdings, Ltd.                                 188,000     39,127             0.0%
                  Texhong Textile Group, Ltd.                                         138,000    167,114             0.0%
*                 Tian An China Investment Co., Ltd.                                   84,000     67,866             0.0%
                  Tian Shan Development Holdings, Ltd.                                 66,000     25,617             0.0%
                  Tiangong International Co., Ltd.                                  1,068,000    105,598             0.0%
                  Tianjin Capital Environmental Protection Group Co., Ltd. Class H     74,000     50,258             0.0%
                  Tianjin Port Development Holdings, Ltd.                             908,000    159,800             0.0%
                  Tianneng Power International, Ltd.                                  368,000    322,419             0.0%
                  Tianyi Summi Holdings, Ltd.                                         136,000     19,219             0.0%
                  Tibet Water Resources, Ltd.                                         295,000    123,485             0.0%
#                 Tingyi Cayman Islands Holding Corp.                                 412,000    529,156             0.0%
                  Tomson Group, Ltd.                                                  109,264     58,012             0.0%
                  Tong Ren Tang Technologies Co., Ltd. Class H                        209,000    352,157             0.0%
#                 Tongda Group Holdings, Ltd.                                       1,620,000    634,270             0.0%
                  Tonly Electronics Holdings, Ltd.                                     31,200     19,933             0.0%
                  Top Spring International Holdings, Ltd.                             107,600     35,955             0.0%
                  Towngas China Co., Ltd.                                             306,000    182,848             0.0%
                  TPV Technology, Ltd.                                                422,000    115,405             0.0%
                  Travelsky Technology, Ltd. Class H                                  165,471    435,523             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
CHINA -- (Continued)
                  Trigiant Group, Ltd.                                                360,000 $ 56,897             0.0%
#                 Truly International Holdings, Ltd.                                  608,000  206,139             0.0%
#                 Tsingtao Brewery Co., Ltd. Class H                                   36,000  161,872             0.0%
                  Uni-President China Holdings, Ltd.                                  549,400  386,000             0.0%
#*                United Energy Group, Ltd.                                         1,986,000   76,462             0.0%
#*                United Photovoltaics Group, Ltd.                                  1,040,000  161,562             0.0%
*                 Universal Health International Group Holding, Ltd.                  328,000   10,496             0.0%
#                 Universal Medical Financial & Technical Advisory Services Co.,
                    Ltd.                                                              167,500  143,274             0.0%
*                 V1 Group, Ltd.                                                      753,800   23,225             0.0%
                  Vinda International Holdings, Ltd.                                   12,000   24,357             0.0%
*                 Vipshop Holdings, Ltd. ADR                                           51,552  715,026             0.1%
                  Want Want China Holdings, Ltd.                                    1,336,000  960,768             0.1%
#                 Wasion Group Holdings, Ltd.                                         250,000  121,642             0.0%
#                 Weichai Power Co., Ltd. Class H                                     357,440  579,179             0.0%
                  Welling Holding, Ltd.                                               394,400   88,634             0.0%
*                 West China Cement, Ltd.                                           1,322,000  198,738             0.0%
*                 Wuzhou International Holdings, Ltd.                                 466,000   46,127             0.0%
                  Xiabuxiabu Catering Management China Holdings Co., Ltd.              19,000   16,172             0.0%
                  Xiamen International Port Co., Ltd. Class H                         394,000   78,374             0.0%
*                 Xinchen China Power Holdings, Ltd.                                  156,000   25,227             0.0%
                  Xingda International Holdings, Ltd.                                 414,000  165,825             0.0%
                  Xinhua Winshare Publishing and Media Co., Ltd. Class H              155,000  137,556             0.0%
#                 Xinjiang Goldwind Science & Technology Co., Ltd. Class H             86,200  125,491             0.0%
*                 Xinjiang Xinxin Mining Industry Co., Ltd. Class H                   228,000   27,788             0.0%
#                 Xinyi Solar Holdings, Ltd.                                        1,278,000  398,861             0.0%
                  XTEP International Holdings, Ltd.                                   314,500  125,243             0.0%
*                 Yanchang Petroleum International, Ltd.                            1,360,000   31,778             0.0%
#                 Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H        51,500  107,855             0.0%
                  Yanlord Land Group, Ltd.                                             71,000   94,777             0.0%
                  Yanzhou Coal Mining Co., Ltd. Class H                               276,000  238,590             0.0%
#                 Yanzhou Coal Mining Co., Ltd. Sponsored ADR                          12,732  109,355             0.0%
#                 Yashili International Holdings, Ltd.                                168,000   29,323             0.0%
                  Yida China Holdings, Ltd.                                           110,000   26,168             0.0%
#                 Yingde Gases Group Co., Ltd.                                          4,605    3,524             0.0%
                  Yip's Chemical Holdings, Ltd.                                        96,000   43,153             0.0%
#*                Yirendai, Ltd. ADR                                                    1,791   44,703             0.0%
*                 Youyuan International Holdings, Ltd.                                155,510   43,572             0.0%
*                 Yuanda China Holdings, Ltd.                                       1,038,000   25,281             0.0%
*                 YuanShengTai Dairy Farm, Ltd.                                       177,000   10,225             0.0%
                  Yuexiu Property Co., Ltd.                                         3,513,720  595,634             0.0%
                  Yuexiu Transport Infrastructure, Ltd.                               172,639  133,036             0.0%
                  Yunnan Water Investment Co., Ltd. Class H                            67,000   32,434             0.0%
                  Yuzhou Properties Co., Ltd.                                         641,000  292,249             0.0%
*                 YY, Inc. ADR                                                         13,868  679,116             0.0%
                  Zhaojin Mining Industry Co., Ltd. Class H                           185,000  161,910             0.0%
                  Zhejiang Expressway Co., Ltd. Class H                               192,000  238,845             0.0%
                  Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H              38,400   23,921             0.0%
#*                Zhong An Real Estate, Ltd.                                          146,000   12,381             0.0%
                  Zhongsheng Group Holdings, Ltd.                                     307,500  433,534             0.0%
                  Zhuhai Holdings Investment Group, Ltd.                              196,000   30,720             0.0%
                  Zhuzhou CRRC Times Electric Co., Ltd. Class H                        96,500  496,081             0.0%
                  Zijin Mining Group Co., Ltd. Class H                                433,000  153,667             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
CHINA -- (Continued)
                  Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H  529,600 $    250,920             0.0%
                  ZTE Corp. Class H                                                 164,004      315,912             0.0%
                                                                                            ------------ ---------------
TOTAL CHINA                                                                                  175,728,929             6.2%
                                                                                            ------------ ---------------
COLOMBIA -- (0.1%)
                  Almacenes Exito SA                                                 64,116      332,130             0.0%
                  Banco de Bogota SA                                                  2,339       47,941             0.0%
                  Bancolombia SA                                                     25,569      235,005             0.0%
                  Bancolombia SA Sponsored ADR                                        9,801      387,042             0.1%
                  Celsia SA ESP                                                      52,696       80,244             0.0%
                  Cementos Argos SA                                                  14,282       57,769             0.0%
*                 Cemex Latam Holdings SA                                            23,258       84,905             0.0%
                  Corp. Financiera Colombiana SA                                     10,156       97,486             0.0%
                  Ecopetrol SA                                                      309,189      142,929             0.0%
#                 Ecopetrol SA Sponsored ADR                                         10,314       94,270             0.0%
*                 Empresa de Telecomunicaciones de Bogota                            40,000        8,702             0.0%
                  Grupo Argos SA                                                     19,912      138,071             0.0%
                  Grupo Aval Acciones y Valores SA                                    2,187       17,452             0.0%
                  Grupo de Inversiones Suramericana SA                               18,182      240,408             0.0%
                  Grupo Nutresa SA                                                    6,376       52,924             0.0%
                  Interconexion Electrica SA ESP                                     55,258      219,003             0.0%
                                                                                            ------------ ---------------
TOTAL COLOMBIA                                                                                 2,236,281             0.1%
                                                                                            ------------ ---------------
CZECH REPUBLIC -- (0.0%)
                  CEZ A.S.                                                           23,747      414,333             0.0%
                  Komercni banka A.S.                                                 1,590       61,639             0.0%
                  O2 Czech Republic A.S.                                              6,416       75,667             0.0%
                  Pegas Nonwovens SA                                                  2,000       68,928             0.0%
                  Philip Morris CR A.S.                                                 100       54,832             0.0%
                  Unipetrol A.S.                                                     11,278      127,685             0.0%
                                                                                            ------------ ---------------
TOTAL CZECH REPUBLIC                                                                             803,084             0.0%
                                                                                            ------------ ---------------
DENMARK -- (1.3%)
                  ALK-Abello A.S.                                                     1,370      213,728             0.0%
                  Alm Brand A.S.                                                     40,110      328,764             0.0%
                  Ambu A.S. Class B                                                   9,134      449,388             0.0%
                  AP Moller - Maersk A.S. Class A                                       285      472,813             0.0%
                  AP Moller - Maersk A.S. Class B                                       571      984,994             0.0%
*                 Bang & Olufsen A.S.                                                17,058      254,953             0.0%
*                 Bavarian Nordic A.S.                                                6,853      376,167             0.0%
                  Brodrene Hartmann A.S.                                                571       29,039             0.0%
                  Carlsberg A.S. Class B                                             16,320    1,628,450             0.1%
                  Chr Hansen Holding A.S.                                            24,228    1,632,336             0.1%
                  Coloplast A.S. Class B                                              4,082      349,524             0.0%
                  Columbus A.S.                                                      11,906       24,441             0.0%
*                 D/S Norden A.S.                                                    14,643      292,665             0.0%
                  Danske Bank A.S.                                                   43,158    1,569,161             0.1%
                  DFDS A.S.                                                          11,264      671,630             0.0%
                  DSV A.S.                                                           53,241    2,964,749             0.1%
                  FLSmidth & Co. A.S.                                                19,471    1,170,539             0.1%
*                 Genmab A.S.                                                         7,484    1,489,127             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                 ------- ----------- ---------------
DENMARK -- (Continued)
               GN Store Nord A.S.                                                 51,455 $ 1,337,472             0.1%
               H Lundbeck A.S.                                                    14,534     745,522             0.0%
*              H+H International A.S. Class B                                      4,996      69,462             0.0%
               IC Group A.S.                                                       2,723      65,656             0.0%
               ISS A.S.                                                           29,207   1,211,513             0.1%
*              Jeudan A.S.                                                           397      39,988             0.0%
               Jyske Bank A.S.                                                    30,592   1,635,936             0.1%
               Matas A.S.                                                         16,327     252,252             0.0%
*              NKT Holding A.S.                                                   10,386     818,698             0.0%
               Nordjyske Bank A.S.                                                 2,948      50,248             0.0%
               Novo Nordisk A.S. Class B                                          61,513   2,395,123             0.1%
               Novo Nordisk A.S. Sponsored ADR                                    20,820     805,318             0.0%
               Novozymes A.S. Class B                                             23,159     999,846             0.0%
               Pandora A.S.                                                       18,262   1,972,847             0.1%
               Parken Sport & Entertainment A.S.                                   1,975      27,187             0.0%
               Per Aarsleff Holding A.S.                                           7,330     188,016             0.0%
               Ringkjoebing Landbobank A.S.                                        1,564     377,173             0.0%
               Rockwool International A.S. Class A                                    69      12,122             0.0%
               Rockwool International A.S. Class B                                 3,041     556,695             0.0%
               Royal Unibrew A.S.                                                 13,435     584,592             0.0%
               RTX A.S.                                                            3,831     115,886             0.0%
*              Santa Fe Group A.S.                                                 5,671      49,830             0.0%
               Schouw & Co. AB                                                     6,043     622,026             0.0%
               SimCorp A.S.                                                       12,063     755,768             0.0%
               Solar A.S. Class B                                                  2,756     159,764             0.0%
               Spar Nord Bank A.S.                                                34,316     388,984             0.0%
               Sydbank A.S.                                                       26,240     954,469             0.0%
               TDC A.S.                                                          292,320   1,568,141             0.1%
               Tivoli A.S.                                                            80       7,423             0.0%
*              TK Development A.S.                                                18,995      32,291             0.0%
*              Topdanmark A.S.                                                    25,711     703,939             0.0%
               Tryg A.S.                                                          30,060     576,754             0.0%
               Vestas Wind Systems A.S.                                           21,358   1,837,782             0.1%
*              Vestjysk Bank A.S.                                                  5,218      11,417             0.0%
*              William Demant Holding A.S.                                        32,505     743,965             0.0%
*              Zealand Pharma A.S.                                                 3,026      54,070             0.0%
                                                                                         ----------- ---------------
TOTAL DENMARK                                                                             37,630,643             1.3%
                                                                                         ----------- ---------------
EGYPT -- (0.0%)
               Commercial International Bank Egypt S.A.E. GDR                     30,188     129,070             0.0%
               Global Telecom Holding S.A.E. GDR                                  18,270      32,617             0.0%
                                                                                         ----------- ---------------
TOTAL EGYPT                                                                                  161,687             0.0%
                                                                                         ----------- ---------------
FINLAND -- (1.3%)
               Ahlstrom-Munksjo Oyj                                               11,028     208,701             0.0%
               Aktia Bank Oyj                                                      1,892      18,625             0.0%
               Alma Media Oyj                                                      3,037      18,269             0.0%
               Amer Sports Oyj                                                    44,342     981,440             0.0%
               Aspo Oyj                                                            6,086      57,335             0.0%
               Atria Oyj                                                           4,137      49,146             0.0%
*              BasWare Oyj                                                         1,070      41,392             0.0%
               Bittium Oyj                                                        13,678      94,858             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
FINLAND -- (Continued)
                  Cargotec Oyj Class B                                               15,973 $  951,744             0.0%
*                 Caverion Corp.                                                     19,094    156,094             0.0%
                  Citycon Oyj                                                       103,166    253,654             0.0%
                  Cramo Oyj                                                          14,158    367,614             0.0%
                  Elisa Oyj                                                          32,593  1,108,388             0.1%
                  F-Secure Oyj                                                       21,049     78,312             0.0%
                  Finnair Oyj                                                        23,412    122,119             0.0%
                  Fiskars Oyj Abp                                                    10,974    240,805             0.0%
                  Fortum Oyj                                                         53,464    777,380             0.0%
                  HKScan Oyj Class A                                                  9,570     35,806             0.0%
                  Huhtamaki Oyj                                                      38,214  1,481,269             0.1%
                  Kemira Oyj                                                         42,249    540,451             0.0%
                  Kesko Oyj Class A                                                   6,764    316,440             0.0%
                  Kesko Oyj Class B                                                  26,056  1,220,327             0.1%
                  Kone Oyj Class B                                                   22,183  1,015,369             0.1%
                  Konecranes Oyj                                                     13,096    549,211             0.0%
                  Lassila & Tikanoja Oyj                                             14,237    276,233             0.0%
                  Lemminkainen Oyj                                                      971     18,941             0.0%
#                 Metsa Board Oyj                                                    80,239    569,215             0.0%
                  Metso Oyj                                                          40,396  1,446,741             0.1%
                  Neste Oyj                                                          50,918  2,074,867             0.1%
                  Nokia Oyj(5902941)                                                391,213  2,236,504             0.1%
                  Nokia Oyj(5946455)                                                150,663    860,528             0.0%
                  Nokian Renkaat Oyj                                                 37,202  1,598,971             0.1%
                  Olvi Oyj Class A                                                    3,955    122,175             0.0%
                  Oriola Oyj Class B                                                 57,347    241,595             0.0%
                  Orion Oyj Class A                                                   4,886    278,618             0.0%
                  Orion Oyj Class B                                                  21,344  1,223,215             0.1%
                  Outokumpu Oyj                                                     100,685    964,158             0.0%
*                 Outotec Oyj                                                        62,886    466,626             0.0%
                  Ponsse Oy                                                           1,987     50,257             0.0%
*                 Poyry Oyj                                                           5,709     20,883             0.0%
                  Raisio Oyj Class V                                                 50,845    192,861             0.0%
                  Ramirent Oyj                                                       34,646    329,435             0.0%
                  Revenio Group Oyj                                                   1,130     45,104             0.0%
                  Sampo Oyj Class A                                                  34,348  1,643,812             0.1%
                  Sanoma Oyj                                                         46,713    412,053             0.0%
                  SRV Group OYJ                                                       3,551     18,658             0.0%
*                 Stockmann Oyj Abp Class B                                          14,423    123,967             0.0%
                  Stora Enso Oyj Class R                                            228,200  2,708,252             0.1%
                  Stora Enso Oyj Sponsored ADR                                        1,800     21,375             0.0%
*                 Talvivaara Mining Co. P.L.C.                                      136,822        850             0.0%
                  Technopolis Oyj                                                    49,353    165,474             0.0%
                  Tieto Oyj                                                          30,620    960,124             0.0%
                  Tikkurila Oyj                                                      10,157    201,122             0.0%
                  UPM-Kymmene Oyj                                                   210,965  5,558,225             0.2%
                  Uponor Oyj                                                         17,236    326,394             0.0%
                  Vaisala Oyj Class A                                                 1,846     88,501             0.0%
                  Valmet Oyj                                                         41,661    758,852             0.0%
                  Wartsila Oyj Abp                                                   22,437  1,364,494             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
FINLAND -- (Continued)
                  YIT Oyj                                                            48,840 $   386,313             0.0%
                                                                                            ----------- ---------------
TOTAL FINLAND                                                                                38,440,142             1.4%
                                                                                            ----------- ---------------
FRANCE -- (5.5%)
                  Accor SA                                                           33,917   1,546,587             0.1%
                  Actia Group                                                         5,948      54,426             0.0%
                  Aeroports de Paris                                                  2,219     296,004             0.0%
*                 Air France-KLM                                                     53,233     447,217             0.0%
                  Air Liquide SA                                                     13,902   1,674,999             0.1%
#                 Airbus SE                                                          24,049   1,945,386             0.1%
                  Akka Technologies                                                   2,830     132,239             0.0%
                  Albioma SA                                                          9,048     174,014             0.0%
*                 Alstom SA                                                          12,568     398,913             0.0%
                  Alten SA                                                           10,173     862,093             0.0%
                  Altran Technologies SA                                             47,051     789,460             0.0%
                  Amundi SA                                                           5,826     383,386             0.0%
                  April SA                                                            3,147      40,942             0.0%
*                 Archos                                                              2,165       2,734             0.0%
                  Arkema SA                                                          26,548   2,810,982             0.1%
                  Assystem                                                            3,266     119,325             0.0%
                  Atos SE                                                            21,926   2,871,982             0.1%
                  Aubay                                                               2,030      61,646             0.0%
                  AXA SA                                                            132,093   3,524,258             0.1%
                  AXA SA Sponsored ADR                                                5,414     144,077             0.0%
                  Axway Software SA                                                   1,277      44,907             0.0%
                  Bastide le Confort Medical                                            323      10,631             0.0%
                  Beneteau SA                                                        11,172     158,399             0.0%
*                 Bigben Interactive                                                  3,141      21,421             0.0%
                  BioMerieux                                                          4,402     880,292             0.0%
                  BNP Paribas SA                                                     91,698   6,471,787             0.2%
                  Boiron SA                                                           2,188     208,091             0.0%
*                 Bollore SA(BD3RTL2)                                                 1,089       4,357             0.0%
                  Bollore SA(4572709)                                               161,727     658,055             0.0%
                  Bonduelle SCA                                                       6,113     211,922             0.0%
#                 Bourbon Corp.                                                       5,772      65,077             0.0%
                  Bouygues SA                                                        42,186   1,773,241             0.1%
                  Bureau Veritas SA                                                  15,901     368,432             0.0%
                  Burelle SA                                                             45      56,384             0.0%
#                 Capgemini SA                                                       18,385   1,840,742             0.1%
                  Carrefour SA                                                      107,085   2,521,983             0.1%
                  Casino Guichard Perrachon SA                                       21,271   1,281,036             0.1%
                  Catering International Services                                       977      19,527             0.0%
*                 Cegedim SA                                                            878      24,433             0.0%
#*                CGG SA                                                              6,745      48,263             0.0%
*                 CGG SA Sponsored ADR                                                  750       5,294             0.0%
                  Chargeurs SA                                                       13,753     343,157             0.0%
                  Christian Dior SE                                                   3,321     910,832             0.0%
                  Cie de Saint-Gobain                                                82,244   4,437,625             0.2%
                  Cie des Alpes                                                       2,558      65,184             0.0%
                  Cie Generale des Etablissements Michelin                           36,347   4,754,226             0.2%
                  Cie Plastic Omnium SA                                              22,695     888,208             0.0%
                  CNP Assurances                                                     42,661     891,136             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
FRANCE -- (Continued)
*                 Coface SA                                                          15,786 $  123,471             0.0%
                  Credit Agricole SA                                                 81,076  1,205,911             0.1%
                  Danone SA                                                          19,220  1,345,129             0.1%
                  Danone SA Sponsored ADR                                               600      8,448             0.0%
                  Dassault Aviation SA                                                   74    101,124             0.0%
                  Dassault Systemes SE                                                4,264    380,438             0.0%
                  Dassault Systemes SE Sponsored ADR                                  1,228    109,869             0.0%
                  Derichebourg SA                                                    59,500    285,019             0.0%
                  Devoteam SA                                                         2,730    183,827             0.0%
                  Edenred                                                            43,527  1,115,016             0.1%
                  Eiffage SA                                                         18,238  1,544,848             0.1%
                  Electricite de France SA                                           86,658    723,400             0.0%
                  Elior Group                                                        31,204    778,507             0.0%
                  Elis SA                                                             7,772    160,812             0.0%
                  Engie SA                                                          232,710  3,281,220             0.1%
*                 Eramet                                                              2,574    123,869             0.0%
                  Essilor International SA                                           13,237  1,715,422             0.1%
*                 Esso SA Francaise                                                   1,078     45,979             0.0%
                  Euler Hermes Group                                                  3,661    357,664             0.0%
                  Eurofins Scientific SE                                              1,562    769,327             0.0%
                  Euronext NV                                                        11,699    573,904             0.0%
                  Eutelsat Communications SA                                         59,002  1,395,956             0.1%
                  Exel Industries Class A                                               289     27,549             0.0%
                  Faurecia                                                           28,812  1,408,131             0.1%
                  Fleury Michon SA                                                      371     20,168             0.0%
                  Gaztransport Et Technigaz SA                                        4,908    183,197             0.0%
                  GL Events                                                           3,961     97,129             0.0%
                  Groupe Crit                                                         1,156     97,060             0.0%
                  Groupe Eurotunnel SE                                               84,383    927,007             0.1%
*                 Groupe Fnac SA(BLRZL56)                                             3,486    245,543             0.0%
*                 Groupe Fnac SA(B7VQL46)                                             4,748    333,563             0.0%
*                 Groupe Gorge                                                          566     13,057             0.0%
                  Groupe Open                                                         1,810     51,007             0.0%
#                 Guerbet                                                             2,698    230,655             0.0%
                  Haulotte Group SA                                                   4,516     66,906             0.0%
                  Havas SA                                                           33,894    313,477             0.0%
                  Hermes International                                                  651    311,223             0.0%
*                 HiPay Group SA                                                      2,042     27,759             0.0%
*                 ID Logistics Group                                                    203     30,771             0.0%
                  Iliad SA                                                            1,366    331,561             0.0%
                  Imerys SA                                                           8,610    740,727             0.0%
                  Ingenico Group SA                                                   6,236    564,651             0.0%
                  Interparfums SA                                                     2,371     81,349             0.0%
                  Ipsen SA                                                            5,548    645,915             0.0%
                  IPSOS                                                              13,770    441,660             0.0%
                  Jacquet Metal Service                                               5,045    135,416             0.0%
                  JCDecaux SA                                                        11,153    393,696             0.0%
                  Kering                                                              5,463  1,693,301             0.1%
                  Korian SA                                                          14,489    466,886             0.0%
                  L'Oreal SA                                                          4,603    916,685             0.0%
                  Lagardere SCA                                                      42,786  1,309,695             0.1%
                  Laurent-Perrier                                                       664     51,129             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
FRANCE -- (Continued)
                  Le Noble Age                                                        3,110 $  164,868             0.0%
                  Lectra                                                              2,982     77,447             0.0%
                  Legrand SA                                                         14,410    932,773             0.1%
                  Linedata Services                                                     282     14,747             0.0%
                  LISI                                                                7,469    292,928             0.0%
                  LVMH Moet Hennessy Louis Vuitton SE                                11,021  2,720,740             0.1%
                  Maisons France Confort SA                                             535     32,043             0.0%
                  Manitou BF SA                                                       2,706     85,488             0.0%
                  Manutan International                                                 734     57,710             0.0%
                  Mersen SA                                                           5,875    169,601             0.0%
#*                METabolic EXplorer SA                                               4,118     10,809             0.0%
                  Metropole Television SA                                            10,628    241,939             0.0%
                  MGI Coutier                                                         5,853    215,652             0.0%
                  Natixis SA                                                        117,774    819,611             0.0%
#*                Naturex                                                             1,883    171,552             0.0%
                  Neopost SA                                                         15,900    644,762             0.0%
*                 Nexans SA                                                          10,643    591,664             0.0%
                  Nexity SA                                                          12,666    688,635             0.0%
*                 Nicox                                                               4,348     47,274             0.0%
*                 NRJ Group                                                           4,409     50,685             0.0%
                  Oeneo SA                                                            3,904     35,715             0.0%
#*                Onxeo SA                                                           10,246     29,356             0.0%
                  Orange SA                                                         278,939  4,317,233             0.2%
                  Orange SA Sponsored ADR                                            26,020    403,310             0.0%
                  Orpea                                                               8,141    831,526             0.0%
#*                Parrot SA                                                           3,660     35,277             0.0%
                  PCAS                                                                  152      2,146             0.0%
                  Pernod Ricard SA                                                   11,323  1,417,091             0.1%
*                 Peugeot SA                                                        138,315  2,899,858             0.1%
#*                Pierre & Vacances SA                                                2,468    115,064             0.0%
                  Plastivaloire                                                         851    149,999             0.0%
                  Publicis Groupe SA                                                 12,899    931,257             0.1%
                  Publicis Groupe SA ADR                                              1,600     28,880             0.0%
#                 Rallye SA                                                          13,551    296,086             0.0%
                  Remy Cointreau SA                                                   2,082    210,025             0.0%
                  Renault SA                                                         32,125  2,995,692             0.1%
                  Rexel SA                                                          120,726  2,155,965             0.1%
                  Rothschild & Co.                                                      473     14,676             0.0%
                  Rubis SCA                                                           8,874    901,526             0.0%
                  Safran SA                                                          13,595  1,125,596             0.1%
                  Sanofi                                                             39,874  3,767,845             0.1%
                  Sanofi ADR                                                         39,660  1,875,918             0.1%
                  Sartorius Stedim Biotech                                            4,674    313,522             0.0%
                  Savencia SA                                                         1,304    115,091             0.0%
                  Schneider Electric SE(4834108)                                     24,020  1,902,521             0.1%
                  Schneider Electric SE(B11BPS1)                                      1,444    114,223             0.0%
                  SCOR SE                                                            48,074  1,901,661             0.1%
                  SEB SA                                                              6,883  1,108,395             0.1%
                  Seche Environnement SA                                                824     26,801             0.0%
#*                Sequana SA                                                         11,045     17,920             0.0%
                  SES SA                                                             52,938  1,157,045             0.1%
*                 SFR Group SA                                                        7,302    239,061             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
FRANCE -- (Continued)
                  Societe BIC SA                                                      3,399 $    381,971             0.0%
                  Societe Generale SA                                                65,980    3,617,859             0.1%
*                 Societe Internationale de Plantations d'Heveas SA                     245       13,875             0.0%
                  Sodexo SA                                                           4,695      596,695             0.0%
*                 Solocal Group                                                      72,488       85,811             0.0%
                  Somfy SA                                                              360      174,097             0.0%
                  Sopra Steria Group                                                  5,114      766,664             0.0%
                  SPIE SA                                                             5,262      145,837             0.0%
*                 Stallergenes Greer P.L.C.                                             732       27,400             0.0%
*                 Ste Industrielle d'Aviation Latecoere SA                           29,200      115,123             0.0%
                  Stef SA                                                             1,697      152,456             0.0%
                  STMicroelectronics NV(2430025)                                     37,473      599,193             0.0%
                  STMicroelectronics NV(5962332)                                    204,953    3,290,246             0.1%
                  Suez                                                               38,546      633,187             0.0%
                  Sword Group                                                         1,588       54,284             0.0%
                  Synergie SA                                                         6,848      286,052             0.0%
                  Tarkett SA                                                         11,047      519,047             0.0%
                  Technicolor SA                                                     62,116      315,409             0.0%
                  Teleperformance                                                    19,032    2,393,252             0.1%
                  Television Francaise 1                                             46,092      564,028             0.0%
                  Tessi SA                                                               80       12,738             0.0%
                  Thales SA                                                          10,191    1,071,139             0.1%
                  Thermador Groupe                                                      224       22,547             0.0%
                  Total Gabon                                                            81       13,839             0.0%
                  Total SA                                                          219,419   11,263,479             0.4%
#                 Total SA Sponsored ADR                                              5,467      279,756             0.0%
*                 Touax SA                                                               25          308             0.0%
                  Trigano SA                                                          3,155      333,585             0.0%
*                 Ubisoft Entertainment SA                                           39,703    1,880,825             0.1%
                  Valeo SA                                                           38,034    2,736,929             0.1%
#*                Vallourec SA                                                      143,592      918,476             0.0%
#*                Valneva SE                                                         14,422       43,196             0.0%
                  Veolia Environnement SA                                            39,060      743,326             0.0%
                  Veolia Environnement SA ADR                                        13,366      253,018             0.0%
                  Vetoquinol SA                                                         532       29,222             0.0%
                  Vicat SA                                                            6,876      489,104             0.0%
                  VIEL & Cie SA                                                      13,569       84,223             0.0%
                  Vilmorin & Cie SA                                                   1,915      138,473             0.0%
                  Vinci SA                                                           37,019    3,155,444             0.1%
*                 Virbac SA                                                             896      141,067             0.0%
                  Vivendi SA                                                        126,174    2,502,689             0.1%
                  Vranken-Pommery Monopole SA                                           106        2,550             0.0%
*                 Worldline SA                                                       10,140      336,378             0.0%
                  Zodiac Aerospace                                                   32,659      792,814             0.0%
                                                                                            ------------ ---------------
TOTAL FRANCE                                                                                 157,176,165             5.5%
                                                                                            ------------ ---------------
GERMANY -- (5.1%)
                  Aareal Bank AG                                                     34,412    1,384,079             0.1%
                  Adidas AG                                                          14,103    2,827,489             0.1%
                  Adler Modemaerkte AG                                                2,793       16,288             0.0%
*                 ADVA Optical Networking SE                                         17,734      194,909             0.0%
#*                AIXTRON SE                                                         30,814      168,941             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
GERMANY -- (Continued)
                  Allgeier SE                                                         1,637 $    35,329             0.0%
                  Allianz SE                                                         26,834   5,108,592             0.2%
                  Allianz SE Sponsored ADR                                           36,967     702,706             0.0%
                  Amadeus Fire AG                                                     1,315     112,515             0.0%
#                 Aurubis AG                                                         13,257     926,471             0.0%
                  Axel Springer SE                                                   14,594     818,827             0.0%
                  BASF SE                                                            97,349   9,483,636             0.4%
                  Bauer AG                                                            4,794      84,312             0.0%
                  Bayer AG                                                           25,690   3,178,702             0.1%
                  Bayer AG Sponsored ADR                                                200      24,886             0.0%
                  Bayerische Motoren Werke AG                                        57,820   5,524,224             0.2%
                  BayWa AG                                                            6,350     231,138             0.0%
                  Bechtle AG                                                          3,005     344,781             0.0%
                  Beiersdorf AG                                                       3,758     373,738             0.0%
                  Bertrandt AG                                                        2,047     213,787             0.0%
                  Bijou Brigitte AG                                                     921      56,882             0.0%
*                 Bilfinger SE                                                       14,926     647,997             0.0%
                  Biotest AG                                                          2,019      61,658             0.0%
                  Borussia Dortmund GmbH & Co. KGaA                                  33,687     216,993             0.0%
                  Brenntag AG                                                        27,624   1,637,598             0.1%
                  CANCOM SE                                                           3,759     222,440             0.0%
                  Carl Zeiss Meditec AG                                               7,097     322,618             0.0%
                  CENIT AG                                                            4,236     102,218             0.0%
                  CENTROTEC Sustainable AG                                            4,859     102,113             0.0%
                  Cewe Stiftung & Co. KGAA                                            2,229     202,962             0.0%
                  Comdirect Bank AG                                                  15,556     162,197             0.0%
*                 Commerzbank AG                                                    221,782   2,174,248             0.1%
                  CompuGroup Medical SE                                               6,973     343,294             0.0%
*                 Constantin Medien AG                                                4,831      11,001             0.0%
                  Continental AG                                                     10,276   2,301,796             0.1%
                  Covestro AG                                                         2,461     191,789             0.0%
                  CropEnergies AG                                                     8,062      79,254             0.0%
                  CTS Eventim AG & Co. KGaA                                           9,615     370,079             0.0%
                  Daimler AG                                                        140,117  10,440,718             0.4%
                  Delticom AG                                                           285       5,312             0.0%
*                 Deutsche Bank AG                                                  198,308   3,583,426             0.1%
                  Deutsche Boerse AG                                                  9,564     936,118             0.0%
                  Deutsche Lufthansa AG                                             111,916   1,930,800             0.1%
                  Deutsche Post AG                                                   38,018   1,366,511             0.1%
                  Deutsche Telekom AG                                               235,891   4,137,715             0.2%
                  Deutsche Telekom AG Sponsored ADR                                 104,159   1,827,782             0.1%
                  Deutsche Wohnen AG                                                 38,655   1,321,741             0.1%
                  Deutz AG                                                           40,350     314,073             0.0%
*                 Dialog Semiconductor P.L.C.                                        26,664   1,247,634             0.1%
                  DIC Asset AG                                                       11,813     121,228             0.0%
                  Diebold Nixdorf AG                                                    543      41,486             0.0%
                  DMG Mori AG                                                         9,942     541,740             0.0%
                  Dr Hoenle AG                                                          518      19,891             0.0%
                  Draegerwerk AG & Co. KGaA                                             972      76,276             0.0%
                  Drillisch AG                                                        9,662     517,848             0.0%
                  Duerr AG                                                            9,357     932,429             0.0%
                  E.ON SE                                                           507,298   3,954,583             0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
GERMANY -- (Continued)
                  Eckert & Ziegler AG                                                   831 $   22,958             0.0%
                  EDAG Engineering Group AG                                             648     11,946             0.0%
                  Elmos Semiconductor AG                                              5,277    140,247             0.0%
#                 ElringKlinger AG                                                   14,246    284,390             0.0%
*                 Euromicron AG                                                       1,356     10,521             0.0%
                  Evonik Industries AG                                               13,851    462,485             0.0%
*                 Evotec AG                                                           7,781     90,864             0.0%
                  Fielmann AG                                                         4,855    371,159             0.0%
*                 First Sensor AG                                                       945     12,022             0.0%
                  Francotyp-Postalia Holding AG Class A                               3,372     19,466             0.0%
                  Fraport AG Frankfurt Airport Services Worldwide                    12,475    981,452             0.1%
                  Freenet AG                                                         32,223  1,011,265             0.1%
                  Fresenius Medical Care AG & Co. KGaA                               20,668  1,834,683             0.1%
                  Fresenius SE & Co. KGaA                                            58,466  4,743,361             0.2%
                  Fuchs Petrolub SE                                                   4,941    223,096             0.0%
                  GEA Group AG                                                        9,528    405,058             0.0%
                  Gerresheimer AG                                                    12,028    943,578             0.0%
                  Gerry Weber International AG                                       10,815    158,495             0.0%
                  Gesco AG                                                            1,734     47,028             0.0%
#                 GFT Technologies SE                                                 4,170     85,077             0.0%
                  Grammer AG                                                          7,527    461,842             0.0%
                  GRENKE AG                                                           1,294    257,594             0.0%
*                 H&R GmbH & Co. KGaA                                                 6,306     95,036             0.0%
                  Hamburger Hafen und Logistik AG                                    10,530    199,568             0.0%
                  Hannover Rueck SE                                                   5,218    625,973             0.0%
                  HeidelbergCement AG                                                17,690  1,637,695             0.1%
#*                Heidelberger Druckmaschinen AG                                    102,584    286,329             0.0%
                  Hella KGaA Hueck & Co.                                              8,919    441,504             0.0%
                  Henkel AG & Co. KGaA                                                3,035    354,035             0.0%
*                 Highlight Communications AG                                         2,399     14,115             0.0%
                  Hochtief AG                                                         2,930    527,672             0.0%
*                 HolidayCheck Group AG                                               3,932     10,637             0.0%
                  Hornbach Baumarkt AG                                                2,808     91,752             0.0%
                  Hugo Boss AG                                                       13,713  1,042,782             0.1%
                  Indus Holding AG                                                    6,439    430,422             0.0%
                  Infineon Technologies AG                                           36,163    747,473             0.0%
                  Infineon Technologies AG ADR                                       36,257    749,795             0.0%
                  Isra Vision AG                                                        823    120,575             0.0%
                  Jenoptik AG                                                        15,465    416,125             0.0%
                  K+S AG                                                             71,711  1,710,902             0.1%
                  KION Group AG                                                      22,236  1,506,386             0.1%
*                 Kloeckner & Co. SE                                                 38,611    426,547             0.0%
*                 Koenig & Bauer AG                                                   5,554    384,349             0.0%
*                 Kontron AG                                                         22,380     78,926             0.0%
                  Krones AG                                                           4,409    523,484             0.0%
                  KSB AG                                                                 38     18,212             0.0%
                  KWS Saat SE                                                           722    256,789             0.0%
                  Lanxess AG                                                         31,508  2,275,080             0.1%
                  LEG Immobilien AG                                                  12,781  1,098,044             0.1%
                  Leifheit AG                                                         1,574    121,685             0.0%
                  Leoni AG                                                           15,898    863,681             0.0%
                  Linde AG                                                           15,298  2,748,874             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
GERMANY -- (Continued)
*                 LPKF Laser & Electronics AG                                         4,377 $   45,758             0.0%
                  MAN SE                                                              2,854    299,859             0.0%
*                 Manz AG                                                             1,394     59,214             0.0%
*                 Medigene AG                                                         4,730     59,158             0.0%
                  Merck KGaA                                                          6,784    796,927             0.0%
                  Metro AG                                                           62,485  2,056,339             0.1%
                  MLP AG                                                             20,134    127,003             0.0%
                  MTU Aero Engines AG                                                18,748  2,689,098             0.1%
                  Muenchener Rueckversicherungs-Gesellschaft AG                      10,668  2,045,260             0.1%
                  Nemetschek SE                                                       4,409    302,391             0.0%
                  Nexus AG                                                              982     23,657             0.0%
*                 Nordex SE                                                          13,855    208,797             0.0%
                  Norma Group SE                                                     12,503    670,406             0.0%
                  OHB SE                                                              1,700     40,921             0.0%
                  Osram Licht AG                                                     23,763  1,591,876             0.1%
                  paragon AG                                                            720     45,728             0.0%
*                 Patrizia Immobilien AG                                             18,532    365,619             0.0%
                  Pfeiffer Vacuum Technology AG                                       2,070    268,750             0.0%
                  PNE Wind AG                                                        28,442     79,300             0.0%
                  ProSiebenSat.1 Media SE                                            25,148  1,067,523             0.1%
                  Puma SE                                                             1,031    402,393             0.0%
*                 PVA TePla AG                                                        1,103      2,907             0.0%
                  QIAGEN NV                                                          33,593  1,006,351             0.1%
                  QSC AG                                                             50,103     88,790             0.0%
                  R Stahl AG                                                            845     26,870             0.0%
                  Rational AG                                                           800    402,084             0.0%
                  Rheinmetall AG                                                     13,892  1,275,142             0.1%
                  RHOEN-KLINIKUM AG                                                  10,845    309,971             0.0%
                  RIB Software SE                                                     5,231     76,662             0.0%
                  RTL Group SA                                                        2,061    159,737             0.0%
*                 RWE AG                                                            206,559  3,421,285             0.1%
#                 S&T AG                                                              4,494     63,561             0.0%
                  SAF-Holland SA                                                     19,185    331,206             0.0%
                  Salzgitter AG                                                      15,717    537,986             0.0%
                  SAP SE                                                             11,432  1,145,097             0.1%
#                 SAP SE Sponsored ADR                                                9,200    921,656             0.0%
                  Schaltbau Holding AG                                                1,808     70,713             0.0%
*                 Scout24 AG                                                            409     14,021             0.0%
                  SHW AG                                                              2,328     81,694             0.0%
                  Siemens AG                                                         24,581  3,525,969             0.1%
*                 Siltronic AG                                                        2,072    148,953             0.0%
                  Sixt SE                                                             5,937    328,515             0.0%
#                 SMA Solar Technology AG                                             4,385    113,463             0.0%
*                 SMT Scharf AG                                                       1,160     16,675             0.0%
                  Software AG                                                        15,798    695,084             0.0%
*                 Solarworld AG                                                       4,534     16,988             0.0%
                  Stabilus SA                                                           228     16,510             0.0%
                  Stada Arzneimittel AG                                              24,978  1,769,947             0.1%
                  Stroeer SE & Co. KGaA                                               4,716    272,712             0.0%
                  Suedzucker AG                                                      33,285    712,342             0.0%
*                 Suess MicroTec AG                                                  10,380    116,750             0.0%
                  Surteco SE                                                          2,923     73,204             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
GERMANY -- (Continued)
                  Symrise AG                                                         11,992 $    839,540             0.0%
                  TAG Immobilien AG                                                  33,186      472,494             0.0%
                  Takkt AG                                                           13,736      326,442             0.0%
*                 Talanx AG                                                          16,922      609,997             0.0%
                  Technotrans AG                                                        448       15,926             0.0%
                  Telefonica Deutschland Holding AG                                  88,858      430,849             0.0%
                  ThyssenKrupp AG                                                    12,716      303,029             0.0%
                  TLG Immobilien AG                                                  15,410      311,822             0.0%
*                 Tom Tailor Holding SE                                               9,867       93,641             0.0%
                  Traffic Systems SE                                                  1,003       15,298             0.0%
*                 Uniper SE                                                          72,302    1,186,629             0.1%
                  United Internet AG                                                 16,617      764,817             0.0%
                  VERBIO Vereinigte BioEnergie AG                                    11,970      118,181             0.0%
                  Volkswagen AG                                                       5,294      853,631             0.0%
                  Vonovia SE                                                         21,309      771,477             0.0%
*                 Vossloh AG                                                          3,269      219,332             0.0%
                  VTG AG                                                              5,010      165,260             0.0%
                  Wacker Chemie AG                                                    6,049      640,260             0.0%
                  Wacker Neuson SE                                                   11,432      288,816             0.0%
                  Washtec AG                                                          2,193      164,160             0.0%
                  Wirecard AG                                                         4,310      254,852             0.0%
                  XING AG                                                               656      153,467             0.0%
*                 Zalando SE                                                          3,060      134,983             0.0%
                  Zeal Network SE                                                     4,420      129,919             0.0%
                                                                                            ------------ ---------------
TOTAL GERMANY                                                                                146,916,476             5.2%
                                                                                            ------------ ---------------
GREECE -- (0.1%)
                  Aegean Airlines SA                                                  4,941       42,479             0.0%
*                 Alpha Bank AE                                                       2,364        5,036             0.0%
                  Athens Water Supply & Sewage Co. SA (The)                           6,973       40,263             0.0%
                  Bank of Greece                                                      2,794       35,020             0.0%
*                 Ellaktor SA                                                        21,206       33,912             0.0%
*                 FF Group                                                            3,954       84,106             0.0%
*                 Fourlis Holdings SA                                                 8,683       45,389             0.0%
*                 GEK Terna Holding Real Estate Construction SA                      10,261       31,944             0.0%
                  Hellenic Exchanges - Athens Stock Exchange SA                      18,545       98,109             0.0%
*                 Hellenic Petroleum SA                                              16,443       94,715             0.0%
                  Hellenic Telecommunications Organization SA                        24,316      236,157             0.0%
*                 Intralot SA-Integrated Lottery Systems & Services                  32,611       43,996             0.0%
                  JUMBO SA                                                           22,397      353,361             0.1%
*                 Marfin Investment Group Holdings SA                               175,597       33,324             0.0%
                  Metka Industrial - Construction SA                                  9,244       70,437             0.0%
                  Motor Oil Hellas Corinth Refineries SA                             13,959      236,838             0.0%
*                 Mytilineos Holdings SA                                             18,198      136,789             0.0%
*                 National Bank of Greece SA                                          2,447          762             0.0%
                  OPAP SA                                                            17,826      176,649             0.0%
*                 Piraeus Bank SA                                                       575          122             0.0%
                  Piraeus Port Authority SA                                           2,736       38,787             0.0%
*                 Public Power Corp. SA                                              13,423       49,396             0.0%
                  Terna Energy SA                                                     9,557       32,250             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
GREECE -- (Continued)
                  Titan Cement Co. SA                                                  10,553 $  275,424             0.0%
                                                                                              ---------- ---------------
TOTAL GREECE                                                                                   2,195,265             0.1%
                                                                                              ---------- ---------------
HONG KONG -- (2.2%)
#*                13 Holdings, Ltd. (The)                                              85,000     25,159             0.0%
                  Agritrade Resources, Ltd.                                           340,000     62,452             0.0%
                  AIA Group, Ltd.                                                     729,000  5,045,726             0.2%
                  Allied Properties HK, Ltd.                                          408,000     96,469             0.0%
                  APT Satellite Holdings, Ltd.                                        161,250     87,383             0.0%
                  Asia Financial Holdings, Ltd.                                        72,000     38,946             0.0%
*                 Asia Satellite Telecommunications Holdings, Ltd.                     39,000     46,874             0.0%
                  ASM Pacific Technology, Ltd.                                         56,800    845,260             0.1%
                  Associated International Hotels, Ltd.                                38,000    114,066             0.0%
#                 Bank of East Asia, Ltd. (The)                                       226,843    938,054             0.1%
*                 BeijingWest Industries International, Ltd.                          166,000     33,657             0.0%
#                 BOC Hong Kong Holdings, Ltd.                                        338,000  1,389,023             0.1%
                  Bonjour Holdings, Ltd.                                              737,000     37,398             0.0%
#                 Bright Smart Securities & Commodities Group, Ltd.                   322,000     95,023             0.0%
*                 Brightoil Petroleum Holdings, Ltd.                                1,213,000    328,845             0.0%
*                 Brockman Mining, Ltd.                                               896,780     16,508             0.0%
*                 Burwill Holdings, Ltd.                                            1,216,000     28,580             0.0%
                  Cafe de Coral Holdings, Ltd.                                         58,000    188,593             0.0%
                  Cathay Pacific Airways, Ltd.                                        525,000    755,591             0.0%
                  Century City International Holdings, Ltd.                            40,000      3,134             0.0%
                  Cheuk Nang Holdings, Ltd.                                            21,817     15,085             0.0%
                  Cheung Kong Infrastructure Holdings, Ltd.                            50,000    437,731             0.0%
                  Cheung Kong Property Holdings, Ltd.                                 143,260  1,025,628             0.1%
                  Chevalier International Holdings, Ltd.                               34,349     55,369             0.0%
*                 China Best Group Holding, Ltd.                                    1,960,000     40,349             0.0%
*                 China Energy Development Holdings, Ltd.                           3,908,000     40,170             0.0%
*                 China Ever Grand Financial Leasing Group Co., Ltd.                1,470,000     14,547             0.0%
                  China Flavors & Fragrances Co., Ltd.                                146,000     43,722             0.0%
*                 China Healthcare Enterprise Group, Ltd.                           1,160,000     14,457             0.0%
                  China Metal International Holdings, Inc.                            190,000     58,851             0.0%
*                 China Smarter Energy Group Holdings, Ltd.                            98,000     10,071             0.0%
                  China Ting Group Holdings, Ltd.                                     358,000     21,394             0.0%
#                 Chinese Estates Holdings, Ltd.                                       65,500    100,623             0.0%
                  Chow Sang Sang Holdings International, Ltd.                         126,000    322,035             0.0%
                  Chow Tai Fook Jewellery Group, Ltd.                                 277,000    304,411             0.0%
                  Chuang's Consortium International, Ltd.                             532,000    109,316             0.0%
                  CITIC Telecom International Holdings, Ltd.                          798,000    246,057             0.0%
                  CK Hutchison Holdings, Ltd.                                         316,260  3,949,229             0.2%
                  CK Life Sciences International Holdings, Inc.                     1,286,000    109,011             0.0%
                  CLP Holdings, Ltd.                                                   44,500    469,306             0.0%
                  CNQC International Holdings, Ltd.                                   202,500     67,699             0.0%
*                 Common Splendor International Health Industry Group, Ltd.           522,000     41,575             0.0%
                  Convenience Retail Asia, Ltd.                                        40,000     22,858             0.0%
#*                Cowell e Holdings, Inc.                                             121,000     38,660             0.0%
*                 CP Lotus Corp.                                                       80,000      1,265             0.0%
*                 Crocodile Garments                                                  177,000     23,881             0.0%
                  CSI Properties, Ltd.                                              2,080,000    109,561             0.0%
#                 CW Group Holdings, Ltd.                                             210,000     42,341             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
HONG KONG -- (Continued)
                  Dah Sing Banking Group, Ltd.                                        175,996 $  353,638             0.0%
                  Dah Sing Financial Holdings, Ltd.                                    79,900    605,712             0.0%
                  Dan Form Holdings Co., Ltd.                                          10,920      3,510             0.0%
                  Eagle Nice International Holdings, Ltd.                              42,000     12,087             0.0%
                  Emperor International Holdings, Ltd.                                723,333    223,165             0.0%
*                 Emperor Watch & Jewellery, Ltd.                                   1,360,000     60,317             0.0%
#*                Esprit Holdings, Ltd.                                               772,882    599,640             0.0%
*                 eSun Holdings, Ltd.                                                  88,000     10,509             0.0%
#                 Fairwood Holdings, Ltd.                                              21,000     81,369             0.0%
                  Far East Consortium International, Ltd.                             751,479    358,270             0.0%
                  FIH Mobile, Ltd.                                                    967,000    331,733             0.0%
                  First Pacific Co., Ltd.                                             810,400    624,025             0.0%
                  First Shanghai Investments, Ltd.                                    360,000     49,436             0.0%
                  Fountain SET Holdings, Ltd.                                         320,000     42,332             0.0%
                  Galaxy Entertainment Group, Ltd.                                    196,000  1,088,869             0.1%
#*                GCL New Energy Holdings, Ltd.                                     2,094,000    110,207             0.0%
*                 Genscript Biotech Corp.                                              70,000     31,088             0.0%
*                 Genting Hong Kong, Ltd.                                             281,000     83,466             0.0%
                  Get Nice Financial Group, Ltd.                                       80,525     11,996             0.0%
                  Get Nice Holdings, Ltd.                                           3,221,000    111,779             0.0%
                  Giordano International, Ltd.                                        714,000    383,272             0.0%
*                 Global Brands Group Holding, Ltd.                                 2,596,000    306,470             0.0%
                  Glorious Sun Enterprises, Ltd.                                      255,000     33,109             0.0%
                  Gold Peak Industries Holdings, Ltd.                                 262,000     24,934             0.0%
#                 Guotai Junan International Holdings, Ltd.                           758,000    237,435             0.0%
                  Haitong International Securities Group, Ltd.                        588,386    318,664             0.0%
                  Hang Lung Group, Ltd.                                               213,000    888,193             0.1%
                  Hang Lung Properties, Ltd.                                          263,000    689,107             0.0%
                  Hang Seng Bank, Ltd.                                                 65,400  1,324,736             0.1%
                  Hanison Construction Holdings, Ltd.                                 137,208     24,290             0.0%
                  Harbour Centre Development, Ltd.                                     21,000     38,288             0.0%
                  Henderson Land Development Co., Ltd.                                119,131    754,153             0.0%
                  HK Electric Investments & HK Electric Investments, Ltd.             259,000    229,000             0.0%
                  HKBN, Ltd.                                                          139,000    150,026             0.0%
*                 HKR International, Ltd.                                             301,600    162,772             0.0%
                  HKT Trust & HKT, Ltd.                                               577,000    736,901             0.0%
                  Hon Kwok Land Investment Co., Ltd.                                   20,000     10,689             0.0%
                  Hong Kong & China Gas Co., Ltd.                                     267,862    535,156             0.0%
                  Hong Kong Aircraft Engineering Co., Ltd.                             14,400     96,180             0.0%
#                 Hong Kong Exchanges & Clearing, Ltd.                                 44,467  1,093,623             0.1%
*                 HongDa Financial Holding, Ltd.                                      600,000     22,383             0.0%
                  Hongkong & Shanghai Hotels, Ltd. (The)                               87,307    102,396             0.0%
                  Hopewell Holdings, Ltd.                                             179,000    684,058             0.0%
#*                Hsin Chong Group Holdings, Ltd.                                     876,000     39,417             0.0%
                  Hutchison Telecommunications Hong Kong Holdings, Ltd.               647,000    191,207             0.0%
                  Hysan Development Co., Ltd.                                          76,000    358,424             0.0%
*                 I-CABLE Communications, Ltd.                                        374,000     28,356             0.0%
#                 IGG, Inc.                                                           192,000    291,331             0.0%
*                 iOne Holdings, Ltd.                                                 480,000     17,258             0.0%
                  IPE Group, Ltd.                                                     140,000     36,538             0.0%
*                 IRC, Ltd.                                                           420,533     16,224             0.0%
                  IT, Ltd.                                                            128,000     54,066             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
HONG KONG -- (Continued)
                  ITC Properties Group, Ltd.                                          131,000 $   51,159             0.0%
                  Johnson Electric Holdings, Ltd.                                     149,125    458,585             0.0%
                  Karrie International Holdings, Ltd.                                 232,000     33,368             0.0%
                  Kerry Logistics Network, Ltd.                                       218,250    307,263             0.0%
                  Kerry Properties, Ltd.                                              240,500    899,062             0.1%
                  Kingmaker Footwear Holdings, Ltd.                                   186,000     52,795             0.0%
#                 Kingston Financial Group, Ltd.                                    1,169,000    403,809             0.0%
                  Kowloon Development Co., Ltd.                                       152,000    168,139             0.0%
#*                KuangChi Science, Ltd.                                              215,000     85,604             0.0%
*                 Kwan On Holdings, Ltd.                                               70,000     16,984             0.0%
                  L'Occitane International SA                                         107,250    225,598             0.0%
                  Lai Sun Development Co., Ltd.                                     6,569,000    184,801             0.0%
*                 Landing International Development, Ltd.                           7,875,000     65,694             0.0%
#                 Li & Fung, Ltd.                                                   2,054,000    860,085             0.1%
                  Lifestyle International Holdings, Ltd.                              183,500    261,814             0.0%
                  Lisi Group Holdings, Ltd.                                           390,000     32,107             0.0%
                  Liu Chong Hing Investment, Ltd.                                      42,000     66,287             0.0%
                  Luk Fook Holdings International, Ltd.                               134,000    489,607             0.0%
                  Lung Kee Bermuda Holdings                                            40,000     18,763             0.0%
*                 Macau Legend Development, Ltd.                                    1,025,000    186,858             0.0%
                  Magnificent Hotel Investment, Ltd.                                  500,000     12,143             0.0%
                  Man Wah Holdings, Ltd.                                              577,600    478,300             0.0%
#                 Master Glory Group, Ltd.(BYTP1T9)                                 3,838,880    100,552             0.0%
                  Master Glory Group, Ltd.(BYTP1T9)                                   394,860     10,356             0.0%
                  Melco International Development, Ltd.                               281,000    576,911             0.0%
                  Melco Resorts & Entertainment, Ltd. ADR                              11,953    262,368             0.0%
                  MGM China Holdings, Ltd.                                             89,200    202,911             0.0%
#*                Midland Holdings, Ltd.                                              166,666     44,084             0.0%
                  Ming Fai International Holdings, Ltd.                               107,000     16,502             0.0%
                  Miramar Hotel & Investment                                           31,000     67,498             0.0%
*                 Mongolian Mining Corp.                                            1,658,500     52,276             0.0%
                  MTR Corp., Ltd.                                                      97,766    562,465             0.0%
                  NagaCorp, Ltd.                                                      760,000    421,960             0.0%
                  National Electronic Hldgs                                            30,800      4,437             0.0%
*                 Neo-Neon Holdings, Ltd.                                             136,500     17,542             0.0%
*                 NEW Concepts Holdings, Ltd.                                          40,000     17,995             0.0%
#*                New Sports Group, Ltd.                                            2,040,000     18,329             0.0%
                  New World Development Co., Ltd.                                   1,386,489  1,724,110             0.1%
#                 Newocean Energy Holdings, Ltd.                                      466,000    140,648             0.0%
*                 Next Digital, Ltd.                                                  124,000      5,577             0.0%
*                 Nine Express, Ltd.                                                  660,000     27,112             0.0%
                  NWS Holdings, Ltd.                                                  396,378    744,377             0.0%
*                 Orange Sky Golden Harvest Entertainment Holdings, Ltd.              340,000     34,514             0.0%
                  Orient Overseas International, Ltd.                                  93,500    499,143             0.0%
                  Oriental Watch Holdings                                              96,400     22,418             0.0%
*                 Pacific Andes International Holdings, Ltd.                        1,128,607      3,976             0.0%
*                 Pacific Basin Shipping, Ltd.                                      1,504,000    294,877             0.0%
#                 Pacific Textiles Holdings, Ltd.                                     198,000    219,662             0.0%
                  Paliburg Holdings, Ltd.                                             222,000     78,433             0.0%
*                 Paradise Entertainment, Ltd.                                        132,000     23,266             0.0%
                  PCCW, Ltd.                                                        1,117,511    630,918             0.0%
*                 Pearl Oriental Oil, Ltd.                                            638,000     20,241             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
HONG KONG -- (Continued)
                  Perfect Shape Beauty Technology, Ltd.                                88,000 $    9,272             0.0%
#                 Pico Far East Holdings, Ltd.                                        314,000    127,074             0.0%
                  Playmates Holdings, Ltd.                                             58,000     92,575             0.0%
                  Playmates Toys, Ltd.                                                332,000     59,242             0.0%
#                 Polytec Asset Holdings, Ltd.                                        610,000     49,442             0.0%
                  Power Assets Holdings, Ltd.                                          53,000    476,687             0.0%
                  Prada SpA                                                            47,700    223,243             0.0%
                  Public Financial Holdings, Ltd.                                      72,000     33,313             0.0%
*                 PYI Corp., Ltd.                                                   1,406,000     30,419             0.0%
                  Regal Hotels International Holdings, Ltd.                           142,000     93,944             0.0%
#                 Regina Miracle International Holdings, Ltd.                          41,000     32,045             0.0%
                  SA SA International Holdings, Ltd.                                  265,687    113,691             0.0%
                  Samsonite International SA                                          310,200  1,194,996             0.1%
                  Sands China, Ltd.                                                    66,000    298,923             0.0%
                  SAS Dragon Holdings, Ltd.                                           216,000     51,430             0.0%
#                 SEA Holdings, Ltd.                                                   72,000    180,829             0.0%
*                 SEEC Media Group, Ltd.                                              640,000      9,121             0.0%
                  Shangri-La Asia, Ltd.                                               653,166    934,814             0.1%
#                 Shenwan Hongyuan HK, Ltd.                                           232,500     89,506             0.0%
*                 Shougang Concord Grand Group, Ltd.                                  374,000     11,778             0.0%
*                 Singamas Container Holdings, Ltd.                                   560,000     95,729             0.0%
                  Sino Land Co., Ltd.                                                 345,307    584,347             0.0%
                  SITC International Holdings Co., Ltd.                               253,000    181,230             0.0%
                  Sitoy Group Holdings, Ltd.                                          105,000     21,448             0.0%
                  SJM Holdings, Ltd.                                                  695,301    674,053             0.0%
                  SmarTone Telecommunications Holdings, Ltd.                          206,086    288,617             0.0%
*                 SOCAM Development, Ltd.                                              88,444     23,970             0.0%
                  Soundwill Holdings, Ltd.                                             25,000     61,773             0.0%
*                 South China Financial Holdings, Ltd.                              3,100,000     26,262             0.0%
*                 South China Holdings Co., Ltd.                                    1,160,000     47,917             0.0%
                  Stella International Holdings, Ltd.                                 184,000    319,798             0.0%
*                 Stelux Holdings International, Ltd.                                  43,000      3,094             0.0%
                  Sun Hung Kai & Co., Ltd.                                            340,529    253,260             0.0%
                  Sun Hung Kai Properties, Ltd.                                       133,588  2,001,816             0.1%
                  Swire Pacific, Ltd. Class A                                          87,500    843,749             0.0%
                  Swire Pacific, Ltd. Class B                                         110,000    186,601             0.0%
                  Swire Properties, Ltd.                                               69,600    233,337             0.0%
                  Tai Sang Land Development, Ltd.                                      20,710     13,567             0.0%
*                 Tai United Holdings, Ltd.                                           570,000     92,261             0.0%
*                 Talent Property Group, Ltd.                                       1,845,000     30,102             0.0%
                  Tao Heung Holdings, Ltd.                                            144,000     39,419             0.0%
                  Techtronic Industries Co., Ltd.                                     312,500  1,340,738             0.1%
                  Television Broadcasts, Ltd.                                         122,400    470,506             0.0%
                  Texwinca Holdings, Ltd.                                             334,000    223,595             0.0%
#*                Titan Petrochemicals Group, Ltd.                                    380,000      4,442             0.0%
*                 Tom Group, Ltd.                                                     162,000     38,899             0.0%
#                 Town Health International Medical Group, Ltd.                       320,000     50,584             0.0%
                  Tradelink Electronic Commerce, Ltd.                                 144,000     29,418             0.0%
                  Transport International Holdings, Ltd.                               84,800    263,720             0.0%
*                 Trinity, Ltd.                                                       416,000     29,946             0.0%
*                 TSC Group Holdings, Ltd.                                            199,000     20,443             0.0%
                  Tsui Wah Holdings, Ltd.                                             126,000     19,737             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
HONG KONG -- (Continued)
*                 United Laboratories International Holdings, Ltd. (The)              332,500 $   208,480             0.0%
*                 Up Energy Development Group, Ltd.                                   524,000       1,630             0.0%
*                 Value Convergence Holdings, Ltd.                                     64,000      12,662             0.0%
                  Value Partners Group, Ltd.                                          147,954     136,717             0.0%
                  Vanke Property Overseas, Ltd.                                         2,000       1,265             0.0%
                  Vantage International Holdings, Ltd.                                 74,000      10,919             0.0%
                  Varitronix International, Ltd.                                      113,000      53,592             0.0%
                  Victory City International Holdings, Ltd.                         1,233,798      42,810             0.0%
#                 Vitasoy International Holdings, Ltd.                                180,000     355,305             0.0%
                  VST Holdings, Ltd.                                                  291,600     101,538             0.0%
                  VTech Holdings, Ltd.                                                 36,100     457,171             0.0%
                  WH Group, Ltd.                                                    1,360,500   1,213,774             0.1%
                  Wharf Holdings, Ltd. (The)                                          128,000   1,091,332             0.1%
                  Wheelock & Co., Ltd.                                                131,000   1,020,412             0.1%
                  Win Hanverky Holdings, Ltd.                                         116,000      16,978             0.0%
*                 Winfull Group Holdings, Ltd.                                        280,000       6,841             0.0%
                  Wing On Co. International, Ltd.                                      32,000     107,171             0.0%
#                 Wing Tai Properties, Ltd.                                           102,000      67,526             0.0%
*                 Wynn Macau, Ltd.                                                    159,200     348,974             0.0%
                  Xinyi Glass Holdings, Ltd.                                          760,000     673,460             0.0%
                  Yeebo International Holdings, Ltd.                                  106,000      51,210             0.0%
                  YGM Trading, Ltd.                                                    20,000      21,346             0.0%
                  Yue Yuen Industrial Holdings, Ltd.                                  230,500     911,217             0.1%
                                                                                              ----------- ---------------
TOTAL HONG KONG                                                                                64,327,082             2.3%
                                                                                              ----------- ---------------
HUNGARY -- (0.1%)
*                 FHB Mortgage Bank P.L.C.                                              6,244      11,532             0.0%
                  Magyar Telekom Telecommunications P.L.C.                            155,376     259,832             0.0%
                  MOL Hungarian Oil & Gas P.L.C.                                       13,807   1,038,665             0.1%
                  OTP Bank P.L.C.                                                      27,352     769,038             0.0%
                  Richter Gedeon Nyrt                                                  15,943     386,079             0.0%
                                                                                              ----------- ---------------
TOTAL HUNGARY                                                                                   2,465,146             0.1%
                                                                                              ----------- ---------------
INDIA -- (2.9%)
*                 3M India, Ltd.                                                           61      11,005             0.0%
                  Aarti Industries                                                      7,444     101,489             0.0%
*                 Aban Offshore, Ltd.                                                   7,592      26,469             0.0%
                  ABB India, Ltd.                                                       1,905      41,631             0.0%
                  ACC, Ltd.                                                             6,260     158,087             0.0%
                  Adani Enterprises, Ltd.                                              72,180     122,199             0.0%
                  Adani Ports & Special Economic Zone, Ltd.                            84,017     426,439             0.0%
*                 Adani Power, Ltd.                                                   348,909     179,643             0.0%
*                 Adani Transmissions, Ltd.                                            79,043      96,001             0.0%
*                 Aditya Birla Fashion and Retail, Ltd.                                73,294     195,993             0.0%
                  Aditya Birla Nuvo, Ltd.                                              15,928     410,889             0.0%
                  Aegis Logistics, Ltd.                                                36,650     110,144             0.0%
                  AIA Engineering, Ltd.                                                 9,673     228,891             0.0%
                  Ajanta Pharma, Ltd.                                                   4,978     127,118             0.0%
                  Akzo Nobel India, Ltd.                                                3,176      97,016             0.0%
                  Alembic Pharmaceuticals, Ltd.                                         9,657      91,555             0.0%
                  Alembic, Ltd.                                                        30,658      22,901             0.0%
                  Alkem Laboratories, Ltd.                                                694      21,205             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
INDIA -- (Continued)
*                 Allahabad Bank                                                     81,372 $  104,306             0.0%
                  Allcargo Logistics, Ltd.                                           15,152     44,622             0.0%
                  Amara Raja Batteries, Ltd.                                         11,770    162,815             0.0%
                  Ambuja Cements, Ltd.                                               97,375    370,848             0.0%
*                 Amtek Auto, Ltd.                                                   48,317     29,475             0.0%
                  Anant Raj, Ltd.                                                    27,862     26,709             0.0%
                  Andhra Bank                                                        88,163     94,388             0.0%
                  Apar Industries, Ltd.                                               2,908     36,528             0.0%
                  Apollo Hospitals Enterprise, Ltd.                                  11,454    219,455             0.0%
                  Apollo Tyres, Ltd.                                                112,007    426,264             0.0%
                  Arvind, Ltd.                                                       57,700    357,906             0.0%
                  Ashok Leyland, Ltd.                                               279,728    373,184             0.0%
                  Ashoka Buildcon, Ltd.                                              18,131     55,369             0.0%
                  Asian Paints, Ltd.                                                 15,640    272,986             0.0%
                  Astral Polytechnik, Ltd.                                            2,393     20,628             0.0%
                  Atul, Ltd.                                                          3,454    130,907             0.0%
                  Aurobindo Pharma, Ltd.                                            106,747  1,008,283             0.1%
                  Axis Bank, Ltd.                                                   132,712  1,049,519             0.1%
                  Bajaj Auto, Ltd.                                                    6,148    274,365             0.0%
                  Bajaj Corp., Ltd.                                                   9,221     56,471             0.0%
                  Bajaj Electricals, Ltd.                                             5,235     28,634             0.0%
                  Bajaj Finance, Ltd.                                                28,070    555,879             0.1%
                  Bajaj Finserv, Ltd.                                                 8,939    632,913             0.1%
*                 Bajaj Hindusthan Sugar, Ltd.                                      152,226     39,366             0.0%
                  Bajaj Holdings & Investment, Ltd.                                   7,265    238,494             0.0%
                  Balkrishna Industries, Ltd.                                         9,985    236,749             0.0%
*                 Ballarpur Industries, Ltd.                                         70,689     20,969             0.0%
                  Balmer Lawrie & Co., Ltd.                                           9,156     33,683             0.0%
                  Balrampur Chini Mills, Ltd.                                        43,360    109,713             0.0%
                  Banco Products India, Ltd.                                          3,892     13,793             0.0%
*                 Bank of Baroda                                                    109,728    319,849             0.0%
*                 Bank of India                                                      83,859    241,330             0.0%
*                 Bank Of Maharashtra                                                32,893     18,560             0.0%
                  BASF India, Ltd.                                                      998     20,270             0.0%
                  Bata India, Ltd.                                                   13,096    118,447             0.0%
                  BEML, Ltd.                                                          5,064    110,226             0.0%
                  Berger Paints India, Ltd.                                          74,368    301,884             0.0%
*                 BF Utilities, Ltd.                                                  4,550     32,334             0.0%
*                 BGR Energy Systems, Ltd.                                            2,982      7,584             0.0%
                  Bharat Electronics, Ltd.                                           91,330    260,341             0.0%
*                 Bharat Financial Inclusion, Ltd.                                   10,060    125,702             0.0%
                  Bharat Forge, Ltd.                                                 34,784    614,606             0.1%
                  Bharat Heavy Electricals, Ltd.                                    110,398    301,860             0.0%
                  Bharat Petroleum Corp., Ltd.                                       43,386    489,160             0.0%
                  Bharti Airtel, Ltd.                                               129,657    714,547             0.1%
                  Biocon, Ltd.                                                       20,373    351,616             0.0%
                  Birla Corp., Ltd.                                                   9,430    113,158             0.0%
                  Bliss Gvs Pharma, Ltd.                                             14,241     37,539             0.0%
                  Blue Dart Express, Ltd.                                               403     30,787             0.0%
                  Blue Star, Ltd.                                                     2,257     24,329             0.0%
                  Bodal Chemicals, Ltd.                                              16,735     40,215             0.0%
                  Bombay Dyeing & Manufacturing Co., Ltd.                            38,560     51,873             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
INDIA -- (Continued)
*                 Bombay Rayon Fashions, Ltd.                                         5,292 $ 10,364             0.0%
                  Bosch, Ltd.                                                           259   92,152             0.0%
                  Brigade Enterprises, Ltd.                                           5,177   19,698             0.0%
                  Britannia Industries, Ltd.                                          2,752  155,354             0.0%
                  Cadila Healthcare, Ltd.                                            41,130  280,148             0.0%
                  Can Fin Homes, Ltd.                                                 1,992   81,091             0.0%
*                 Canara Bank                                                        48,751  271,079             0.0%
                  Capital First, Ltd.                                                 1,769   20,927             0.0%
                  Caplin Point Laboratories, Ltd.                                     3,130   19,148             0.0%
                  Carborundum Universal, Ltd.                                         8,630   39,144             0.0%
                  Castrol India, Ltd.                                                 6,665   45,423             0.0%
                  CCL Products India, Ltd.                                           13,096   69,113             0.0%
                  Ceat, Ltd.                                                          7,440  179,193             0.0%
                  Century Plyboards India, Ltd.                                       6,288   25,301             0.0%
                  Century Textiles & Industries, Ltd.                                13,610  239,507             0.0%
                  Cera Sanitaryware, Ltd.                                             1,180   57,387             0.0%
                  CESC, Ltd.                                                         16,500  242,480             0.0%
*                 CG Power and Industrial Solutions, Ltd.                           118,478  144,952             0.0%
                  Chambal Fertilizers and Chemicals, Ltd.                            50,908   79,329             0.0%
                  Chennai Petroleum Corp., Ltd.                                      11,326   66,777             0.0%
                  Chennai Super Kings Cricket, Ltd.                                  65,357      429             0.0%
                  Cholamandalam Investment and Finance Co., Ltd.                      5,708   98,503             0.0%
                  Cipla, Ltd.                                                        49,376  426,851             0.0%
                  City Union Bank, Ltd.                                              34,156   87,500             0.0%
                  Clariant Chemicals India, Ltd.                                      2,206   23,262             0.0%
                  Colgate-Palmolive India, Ltd.                                       9,498  152,209             0.0%
                  Container Corp. Of India, Ltd.                                      9,568  181,078             0.0%
                  Coromandel International, Ltd.                                     22,126  118,850             0.0%
*                 Corp. Bank                                                         47,980   43,714             0.0%
                  Cox & Kings, Ltd.                                                  30,427  107,363             0.0%
                  Credit Analysis & Research, Ltd.                                    3,191   78,312             0.0%
                  CRISIL, Ltd.                                                        2,036   62,071             0.0%
*                 Crompton Greaves Consumer Electricals, Ltd.                        78,725  269,271             0.0%
                  Cummins India, Ltd.                                                 9,452  146,890             0.0%
                  Cyient, Ltd.                                                        4,225   36,120             0.0%
                  Dabur India, Ltd.                                                  35,944  159,920             0.0%
                  Dalmia Bharat Sugar & Industries, Ltd.                              4,336   11,944             0.0%
                  Dalmia Bharat, Ltd.                                                 3,262  109,986             0.0%
                  DB Corp., Ltd.                                                      6,552   38,725             0.0%
*                 DB Realty, Ltd.                                                    17,964   13,140             0.0%
*                 DCB Bank, Ltd.                                                     84,118  240,288             0.0%
                  DCM Shriram, Ltd.                                                  12,945   71,213             0.0%
                  Deepak Fertilisers & Petrochemicals Corp., Ltd.                    13,545   56,416             0.0%
                  Delta Corp., Ltd.                                                  30,239   75,792             0.0%
*                 DEN Networks, Ltd.                                                 17,677   26,229             0.0%
*                 Dena Bank                                                          73,169   50,434             0.0%
                  Dewan Housing Finance Corp., Ltd.                                  71,561  476,046             0.0%
                  Dhampur Sugar Mills, Ltd.                                           9,693   35,505             0.0%
                  Dhanuka Agritech, Ltd.                                              2,609   36,648             0.0%
*                 Dish TV India, Ltd.                                                76,802  113,008             0.0%
                  Dishman Pharmaceuticals & Chemicals, Ltd.                          14,314   68,937             0.0%
                  Divi's Laboratories, Ltd.                                           9,180   89,531             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
INDIA -- (Continued)
                  DLF, Ltd.                                                          91,951 $265,517             0.0%
                  Dr Reddy's Laboratories, Ltd. ADR                                  12,143  496,042             0.0%
                  Dredging Corp. Of India, Ltd.                                       2,358   23,450             0.0%
*                 Dynamatic Technologies, Ltd.                                        1,070   44,857             0.0%
                  eClerx Services, Ltd.                                               7,056  143,845             0.0%
                  Eicher Motors, Ltd.                                                 2,071  840,849             0.1%
                  EID Parry India, Ltd.                                              22,053  103,030             0.0%
                  EIH, Ltd.                                                          28,044   57,907             0.0%
                  Electrosteel Castings, Ltd.                                        29,267   16,548             0.0%
                  Elgi Equipments, Ltd.                                               4,602   14,627             0.0%
                  Emami, Ltd.                                                         4,358   71,552             0.0%
                  Engineers India, Ltd.                                              57,102  147,852             0.0%
*                 Eros International Media, Ltd.                                     10,555   35,552             0.0%
                  Escorts, Ltd.                                                      25,731  219,130             0.0%
                  Essel Propack, Ltd.                                                16,677   66,417             0.0%
                  Eveready Industries India, Ltd.                                     8,237   39,657             0.0%
                  Exide Industries, Ltd.                                             88,368  316,404             0.0%
                  FAG Bearings India, Ltd.                                            1,115   84,139             0.0%
                  FDC, Ltd.                                                          10,793   33,298             0.0%
                  Federal Bank, Ltd.                                                377,941  633,809             0.1%
*                 Federal-Mogul Goetze India, Ltd.                                    1,631   15,219             0.0%
                  FIEM Industries, Ltd.                                               2,558   40,491             0.0%
                  Finolex Cables, Ltd.                                               19,393  157,791             0.0%
                  Finolex Industries, Ltd.                                           15,310  138,163             0.0%
*                 Firstsource Solutions, Ltd.                                        78,398   52,781             0.0%
*                 Fortis Healthcare, Ltd.                                            54,651  187,248             0.0%
*                 Future Consumer, Ltd.                                             100,564   50,316             0.0%
                  Future Enterprises, Ltd.                                           41,879   20,495             0.0%
*                 Future Retail Ltd.                                                 41,879  202,642             0.0%
                  Gabriel India, Ltd.                                                19,798   38,005             0.0%
                  GAIL India, Ltd.                                                   81,424  535,127             0.0%
                  Garware Wall Ropes, Ltd.                                            1,870   21,870             0.0%
                  Gateway Distriparks, Ltd.                                          23,895   99,192             0.0%
                  Gati, Ltd.                                                         16,078   33,818             0.0%
                  GE T&D India, Ltd.                                                  2,769   14,776             0.0%
                  GHCL, Ltd.                                                         19,423   78,590             0.0%
                  GIC Housing Finance, Ltd.                                           8,499   66,191             0.0%
                  Gillette India, Ltd.                                                  405   27,155             0.0%
                  GlaxoSmithKline Consumer Healthcare, Ltd.                             327   26,060             0.0%
                  GlaxoSmithKline Pharmaceuticals, Ltd.                                 514   19,958             0.0%
                  Glenmark Pharmaceuticals, Ltd.                                     11,592  161,022             0.0%
*                 GMR Infrastructure, Ltd.                                          764,867  205,032             0.0%
                  Godfrey Phillips India, Ltd.                                        3,450   63,422             0.0%
                  Godrej Consumer Products, Ltd.                                      5,632  151,337             0.0%
                  Godrej Industries, Ltd.                                            16,321  135,242             0.0%
*                 Godrej Properties, Ltd.                                            17,152  124,253             0.0%
                  Granules India, Ltd.                                               17,848   42,218             0.0%
                  Graphite India, Ltd.                                               13,582   26,175             0.0%
                  Grasim Industries, Ltd.                                            25,915  464,531             0.0%
                  Great Eastern Shipping Co., Ltd. (The)                             24,793  169,332             0.0%
                  Greaves Cotton, Ltd.                                               35,151   94,550             0.0%
                  Greenply Industries, Ltd.                                          11,202   48,767             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
INDIA -- (Continued)
                  Gruh Finance, Ltd.                                                 19,116 $  118,543             0.0%
                  Gujarat Alkalies & Chemicals, Ltd.                                  9,984     72,586             0.0%
                  Gujarat Fluorochemicals, Ltd.                                       8,034     96,401             0.0%
                  Gujarat Gas, Ltd.                                                   7,972    104,484             0.0%
                  Gujarat Mineral Development Corp., Ltd.                            40,207     77,812             0.0%
                  Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.               15,978     74,871             0.0%
                  Gujarat Pipavav Port, Ltd.                                         17,640     43,864             0.0%
                  Gujarat State Fertilizers & Chemicals, Ltd.                        40,083     80,319             0.0%
                  Gujarat State Petronet, Ltd.                                       65,874    185,304             0.0%
*                 GVK Power & Infrastructure, Ltd.                                   63,703      6,182             0.0%
*                 Hathway Cable & Datacom, Ltd.                                      41,373     28,017             0.0%
                  Hatsun Agro Products, Ltd.                                          1,563     15,012             0.0%
                  Havells India, Ltd.                                                29,435    221,567             0.0%
*                 HCL Infosystems, Ltd.                                              36,732     32,397             0.0%
                  HCL Technologies, Ltd.                                             54,710    693,899             0.1%
                  HDFC Bank, Ltd.                                                    51,927  1,244,952             0.1%
                  HDFC Bank, Ltd. ADR                                                 2,000    159,220             0.0%
*                 HeidelbergCement India, Ltd.                                       32,536     69,317             0.0%
                  Heritage Foods, Ltd.                                                2,025     37,594             0.0%
                  Hero MotoCorp, Ltd.                                                 3,652    189,656             0.0%
                  Hexaware Technologies, Ltd.                                        33,780    121,285             0.0%
                  Hikal, Ltd.                                                         4,156     13,697             0.0%
*                 Himachal Futuristic Communications, Ltd.                          241,925     57,874             0.0%
                  Himadri Speciality Chemical, Ltd.                                  18,499     16,091             0.0%
                  Himatsingka Seide, Ltd.                                            24,860    130,982             0.0%
                  Hindalco Industries, Ltd.                                         318,833    984,864             0.1%
*                 Hindustan Construction Co., Ltd.                                  129,998     94,154             0.0%
                  Hindustan Petroleum Corp., Ltd.                                    44,268    368,887             0.0%
                  Hindustan Unilever, Ltd.                                            9,218    133,814             0.0%
                  Honeywell Automation India, Ltd.                                      588    100,156             0.0%
*                 Housing Development & Infrastructure, Ltd.                        146,987    207,096             0.0%
                  Housing Development Finance Corp., Ltd.                            35,128    838,598             0.1%
                  HSIL, Ltd.                                                         13,542     71,373             0.0%
                  HT Media, Ltd.                                                     25,167     32,128             0.0%
                  ICICI Bank, Ltd.                                                   45,800    197,067             0.0%
                  ICICI Bank, Ltd. Sponsored ADR                                     88,280    756,560             0.1%
*                 IDBI Bank, Ltd.                                                   221,811    268,709             0.0%
                  Idea Cellular, Ltd.                                               562,874    750,288             0.1%
                  IDFC Bank, Ltd.                                                   142,144    145,048             0.0%
*                 IDFC, Ltd.                                                        142,144    136,569             0.0%
*                 IFCI, Ltd.                                                        304,825    150,222             0.0%
                  IIFL Holdings, Ltd.                                                67,491    501,357             0.0%
                  IL&FS Transportation Networks, Ltd.                                35,448     62,940             0.0%
                  India Cements, Ltd. (The)                                          82,812    278,630             0.0%
                  Indiabulls Housing Finance, Ltd.                                   80,939  1,279,089             0.1%
                  Indian Bank                                                        37,162    184,217             0.0%
                  Indian Hotels Co., Ltd.                                            66,755    133,079             0.0%
                  Indian Hume Pipe Co., Ltd.                                          3,318     20,478             0.0%
                  Indian Oil Corp., Ltd.                                             53,620    367,688             0.0%
*                 Indian Overseas Bank                                              175,339     78,584             0.0%
                  Indo Count Industries, Ltd.                                        20,679     66,316             0.0%
                  Indoco Remedies, Ltd.                                               2,590      9,146             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
INDIA -- (Continued)
                  Indraprastha Gas, Ltd.                                             10,376 $  170,315             0.0%
                  IndusInd Bank, Ltd.                                                22,095    497,810             0.0%
                  Infosys, Ltd.                                                      92,926  1,330,765             0.1%
                  Infosys, Ltd. Sponsored ADR                                        11,240    163,654             0.0%
                  Ingersoll-Rand India, Ltd.                                          4,075     56,832             0.0%
*                 Inox Leisure, Ltd.                                                  4,933     22,852             0.0%
*                 Intellect Design Arena, Ltd.                                       12,479     25,033             0.0%
*                 Ipca Laboratories, Ltd.                                             9,259     85,581             0.0%
                  IRB Infrastructure Developers, Ltd.                                48,779    197,585             0.0%
                  ITC, Ltd.                                                          75,464    325,604             0.0%
*                 ITD Cementation India, Ltd.                                        11,942     35,235             0.0%
                  J Kumar Infraprojects, Ltd.                                         9,346     41,801             0.0%
*                 Jagran Prakashan, Ltd.                                             35,220    107,143             0.0%
                  Jain Irrigation Systems, Ltd.                                     130,917    227,372             0.0%
*                 Jaiprakash Associates, Ltd.                                       687,877    147,167             0.0%
                  Jammu & Kashmir Bank, Ltd. (The)                                   85,852    107,840             0.0%
                  Jamna Auto Industries, Ltd.                                         6,857     25,477             0.0%
*                 Jaypee Infratech, Ltd.                                             64,208     14,997             0.0%
                  JB Chemicals & Pharmaceuticals, Ltd.                                7,549     38,817             0.0%
                  JBF Industries, Ltd.                                               13,990     63,076             0.0%
*                 Jet Airways India, Ltd.                                             2,431     19,642             0.0%
                  Jindal Poly Films, Ltd.                                             3,631     25,580             0.0%
                  Jindal Saw, Ltd.                                                   62,028     77,640             0.0%
*                 Jindal Stainless Hisar, Ltd.                                       23,161     49,355             0.0%
*                 Jindal Steel & Power, Ltd.                                        129,450    228,771             0.0%
*                 JITF Infralogistics, Ltd.                                           4,986      5,294             0.0%
                  JK Cement, Ltd.                                                     6,182     95,112             0.0%
                  JK Lakshmi Cement, Ltd.                                             4,965     35,948             0.0%
                  JK Paper, Ltd.                                                      9,141     15,187             0.0%
                  JK Tyre & Industries, Ltd.                                         29,960     77,298             0.0%
                  JM Financial, Ltd.                                                 70,734    127,604             0.0%
                  Johnson Controls-Hitachi Air Conditioning India, Ltd.               1,603     44,701             0.0%
                  JSW Energy, Ltd.                                                  203,938    212,825             0.0%
                  JSW Steel, Ltd.                                                   397,413  1,230,585             0.1%
                  Jubilant Foodworks, Ltd.                                            5,229     84,769             0.0%
                  Jubilant Life Sciences, Ltd.                                       29,765    355,735             0.0%
*                 Just Dial, Ltd.                                                    13,798    107,735             0.0%
                  Jyothy Laboratories, Ltd.                                           4,644     28,715             0.0%
                  Kajaria Ceramics, Ltd.                                              2,888     29,906             0.0%
                  Kalpataru Power Transmission, Ltd.                                 24,528    134,607             0.0%
*                 Kalyani Steels, Ltd.                                                8,223     47,670             0.0%
                  Kansai Nerolac Paints, Ltd.                                         7,181     43,941             0.0%
                  Karnataka Bank, Ltd. (The)                                         67,981    173,785             0.0%
                  Karur Vysya Bank, Ltd. (The)                                       66,970    123,700             0.0%
*                 Kaveri Seed Co., Ltd.                                               6,922     60,828             0.0%
                  KCP, Ltd.                                                           7,556     15,288             0.0%
                  KEC International, Ltd.                                            36,898    126,193             0.0%
*                 Kesoram Industries, Ltd.                                            6,410     16,582             0.0%
                  Kirloskar Brothers, Ltd.                                           11,621     51,016             0.0%
                  Kitex Garments, Ltd.                                                6,780     51,609             0.0%
                  Kolte-Patil Developers, Ltd.                                        4,030     11,669             0.0%
                  Kotak Mahindra Bank, Ltd.                                          65,068    912,214             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
INDIA -- (Continued)
                  KPIT Technologies, Ltd.                                            55,541 $  110,762             0.0%
                  KPR Mill, Ltd.                                                      3,584     40,837             0.0%
                  KRBL, Ltd.                                                         22,196    151,888             0.0%
                  Kwality, Ltd.                                                      27,994     65,696             0.0%
                  L&T Finance Holdings, Ltd.                                        188,906    375,406             0.0%
                  Lakshmi Machine Works, Ltd.                                           669     48,433             0.0%
                  Lakshmi Vilas Bank, Ltd. (The)                                     23,757     68,943             0.0%
                  Larsen & Toubro, Ltd.                                              19,119    519,606             0.0%
                  LIC Housing Finance, Ltd.                                          83,951    874,090             0.1%
                  Linde India, Ltd.                                                   1,636     11,671             0.0%
                  Lupin, Ltd.                                                        12,300    255,403             0.0%
                  Mahindra & Mahindra Financial Services, Ltd.                       73,854    386,001             0.0%
                  Mahindra & Mahindra, Ltd.                                          50,626  1,051,279             0.1%
                  Mahindra & Mahindra, Ltd. Sponsored GDR                            12,272    257,296             0.0%
*                 Mahindra CIE Automotive, Ltd.                                      13,377     50,480             0.0%
                  Mahindra Holidays & Resorts India, Ltd.                             6,007     41,994             0.0%
                  Mahindra Lifespace Developers, Ltd.()                                 865      5,943             0.0%
                  Mahindra Lifespace Developers, Ltd.(6238258)                        3,460     23,820             0.0%
                  Manappuram Finance, Ltd.                                          190,164    276,267             0.0%
*                 Mangalore Refinery & Petrochemicals, Ltd.                          63,805    132,424             0.0%
                  Marico, Ltd.                                                       35,012    171,060             0.0%
                  Marksans Pharma, Ltd.                                              69,107     56,081             0.0%
                  Maruti Suzuki India, Ltd.                                           7,420    750,459             0.1%
                  Max Financial Services, Ltd.                                       26,905    275,255             0.0%
*                 MAX India, Ltd.                                                    26,905     66,060             0.0%
*                 Max Ventures & Industries, Ltd.                                     5,381      8,755             0.0%
                  Mayur Uniquoters, Ltd.                                              3,760     23,199             0.0%
                  McLeod Russel India, Ltd.                                          24,846     73,338             0.0%
                  Meghmani Organics, Ltd.                                            25,968     16,346             0.0%
                  Mercator, Ltd.                                                     26,604     20,505             0.0%
                  Merck, Ltd.                                                         2,147     36,184             0.0%
                  Minda Corp., Ltd.                                                   6,994     12,248             0.0%
                  Minda Industries, Ltd.                                              3,193     23,890             0.0%
                  MindTree, Ltd.                                                     31,048    234,406             0.0%
                  Monsanto India, Ltd.                                                   98      3,917             0.0%
                  Motherson Sumi Systems, Ltd.                                       44,051    272,112             0.0%
                  Motilal Oswal Financial Services, Ltd.                              6,733     88,214             0.0%
                  Mphasis, Ltd.                                                      14,257    119,039             0.0%
                  MRF, Ltd.                                                             486    511,892             0.0%
                  Muthoot Finance, Ltd.                                              23,636    145,030             0.0%
*                 Nagarjuna Fertilizers & Chemicals, Ltd.                            69,051     20,335             0.0%
                  Natco Pharma, Ltd.                                                 12,555    180,095             0.0%
                  National Aluminium Co., Ltd.                                      193,656    207,214             0.0%
                  Nava Bharat Ventures, Ltd.                                         21,162     49,092             0.0%
                  Navin Fluorine International, Ltd.                                    715     34,860             0.0%
*                 Navkar Corp., Ltd.                                                  3,758     12,275             0.0%
                  Navneet Education, Ltd.                                            17,351     45,423             0.0%
                  NCC, Ltd.                                                         165,699    246,025             0.0%
                  NESCO, Ltd.                                                           285     11,247             0.0%
                  Nestle India, Ltd.                                                  1,056    109,794             0.0%
                  NHPC, Ltd.                                                        121,665     60,289             0.0%
                  NIIT Technologies, Ltd.                                            12,245     87,379             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
INDIA -- (Continued)
                  Nilkamal, Ltd.                                                      1,989 $   67,686             0.0%
                  NOCIL, Ltd.                                                        17,274     28,405             0.0%
                  NTPC, Ltd.                                                         82,106    209,910             0.0%
                  Oberoi Realty, Ltd.                                                25,372    156,433             0.0%
                  Oil & Natural Gas Corp., Ltd.                                      29,660     85,710             0.0%
                  Oil India, Ltd.                                                    27,225    138,172             0.0%
                  Omaxe, Ltd.                                                        14,260     42,763             0.0%
                  OnMobile Global, Ltd.                                              13,911     18,162             0.0%
                  Oracle Financial Services Software, Ltd.                            2,808    155,389             0.0%
                  Orient Cement Ltd.                                                  9,034     23,738             0.0%
                  Oriental Bank of Commerce                                          43,463    114,309             0.0%
                  Page Industries, Ltd.                                                 620    139,328             0.0%
*                 Patel Engineering, Ltd.                                            20,188     30,131             0.0%
                  PC Jeweller, Ltd.                                                  13,332     87,416             0.0%
                  Persistent Systems, Ltd.                                            7,632     69,626             0.0%
                  Petronet LNG, Ltd.                                                 56,748    374,591             0.0%
                  Pfizer, Ltd.                                                        2,484     66,814             0.0%
                  Phillips Carbon Black, Ltd.                                         4,718     31,323             0.0%
                  Phoenix Mills, Ltd. (The)                                           8,692     55,818             0.0%
                  PI Industries, Ltd.                                                 4,914     66,345             0.0%
                  Pidilite Industries, Ltd.                                          11,464    128,128             0.0%
                  Piramal Enterprises, Ltd.                                           9,211    356,532             0.0%
*                 Polaris Consulting & Services, Ltd.                                 7,820     24,776             0.0%
                  Power Finance Corp., Ltd.                                         156,854    389,741             0.0%
                  Power Grid Corp. of India, Ltd.                                    67,397    218,176             0.0%
                  Prabhat Dairy, Ltd.                                                11,670     21,756             0.0%
                  Praj Industries, Ltd.                                              38,085     51,183             0.0%
*                 Prakash Industries, Ltd.                                           18,220     25,697             0.0%
                  Prestige Estates Projects, Ltd.                                    32,352    118,656             0.0%
                  Procter & Gamble Hygiene & Health Care, Ltd.                          626     71,581             0.0%
                  PTC India Financial Services, Ltd.                                 51,751     37,262             0.0%
                  PTC India, Ltd.                                                    75,922    112,226             0.0%
*                 Punjab National Bank                                               98,742    258,766             0.0%
                  PVR, Ltd.                                                           8,235    206,579             0.0%
                  Radico Khaitan, Ltd.                                               19,617     37,354             0.0%
                  Rain Industries, Ltd.                                              37,432     65,480             0.0%
                  Rajesh Exports, Ltd.                                               24,427    233,509             0.0%
                  Rallis India, Ltd.                                                 14,230     53,575             0.0%
                  Ramco Cements, Ltd. (The)                                          19,272    206,376             0.0%
                  Ramco Industries, Ltd.                                              6,675     22,997             0.0%
                  Rashtriya Chemicals & Fertilizers, Ltd.                            39,060     51,131             0.0%
*                 RattanIndia Power, Ltd.                                           305,973     41,109             0.0%
                  Raymond, Ltd.                                                      13,999    161,701             0.0%
                  Redington India, Ltd.                                              44,129     85,744             0.0%
                  Relaxo Footwears, Ltd.                                              3,596     27,714             0.0%
*                 Reliance Communications, Ltd.                                     314,737    168,178             0.0%
*                 Reliance Defence and Engineering, Ltd.                             67,079     67,912             0.0%
                  Reliance Industries, Ltd.                                          62,060  1,344,028             0.1%
                  Reliance Industries, Ltd. GDR                                       9,355    405,100             0.0%
                  Reliance Infrastructure, Ltd.                                      28,168    260,383             0.0%
*                 Reliance Power, Ltd.                                              225,835    171,515             0.0%
                  Repco Home Finance, Ltd.                                            5,419     64,804             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
INDIA -- (Continued)
*                 Rolta India, Ltd.                                                  34,772 $ 32,750             0.0%
*                 Ruchi Soya Industries, Ltd.                                        16,055    6,327             0.0%
                  Rural Electrification Corp., Ltd.                                 214,786  674,468             0.1%
                  Sadbhav Engineering, Ltd.                                           6,929   35,990             0.0%
                  Sanghvi Movers, Ltd.                                                2,914   11,963             0.0%
                  Sanofi India, Ltd.                                                  1,698  110,636             0.0%
                  Sharda Cropchem, Ltd.                                               5,292   41,017             0.0%
                  Shilpa Medicare, Ltd.                                               3,332   37,190             0.0%
                  Shilpi Cable Technologies, Ltd.                                     6,196   11,506             0.0%
*                 Shipping Corp. of India, Ltd.                                      48,621   60,983             0.0%
                  Shree Cement, Ltd.                                                  1,212  358,735             0.0%
                  Shriram City Union Finance, Ltd.                                    1,488   51,372             0.0%
                  Shriram Transport Finance Co., Ltd.                                22,890  369,989             0.0%
*                 Shyam Century Ferrous, Ltd.                                         6,288      774             0.0%
                  Siemens, Ltd.                                                       1,769   36,177             0.0%
                  Sintex Industries, Ltd.                                           132,335  233,250             0.0%
                  SJVN, Ltd.                                                         85,579   46,491             0.0%
                  SKF India, Ltd.                                                     3,176   83,915             0.0%
                  Skipper, Ltd.                                                       4,215   12,520             0.0%
                  SML ISUZU, Ltd.                                                     2,162   44,527             0.0%
                  Sobha, Ltd.                                                        18,832  108,520             0.0%
                  Solar Industries India, Ltd.                                        1,211   15,119             0.0%
                  Sona Koyo Steering Systems, Ltd.                                   13,735   17,569             0.0%
                  Sonata Software, Ltd.                                              14,463   38,040             0.0%
                  South Indian Bank, Ltd. (The)                                     430,148  171,928             0.0%
                  SREI Infrastructure Finance, Ltd.                                  85,602  121,055             0.0%
                  SRF, Ltd.                                                           8,369  230,858             0.0%
*                 Star Ferro and Cement, Ltd.                                         6,288   13,709             0.0%
                  State Bank of India                                                92,382  415,104             0.0%
                  State Bank of India GDR(856552203)                                    490   22,099             0.0%
                  State Bank of India GDR(513109900)                                    226   10,244             0.0%
*                 Steel Authority of India, Ltd.                                    101,370   95,055             0.0%
                  Sterlite Technologies, Ltd.                                        45,756  104,060             0.0%
                  Strides Shasun, Ltd.                                                7,820  130,612             0.0%
                  Subros, Ltd.                                                        7,463   26,667             0.0%
                  Sun Pharmaceutical Industries, Ltd.                                40,973  409,266             0.0%
                  Sun TV Network, Ltd.                                               39,645  567,057             0.1%
                  Sundram Fasteners, Ltd.                                            24,211  150,926             0.0%
                  Sunteck Realty, Ltd.                                                8,064   56,146             0.0%
                  Supreme Industries, Ltd.                                           13,945  234,428             0.0%
                  Supreme Petrochem, Ltd.                                            17,029  104,434             0.0%
*                 Suzlon Energy, Ltd.                                               677,828  217,035             0.0%
                  Swaraj Engines, Ltd.                                                1,485   41,684             0.0%
                  Symphony, Ltd.                                                      1,621   36,124             0.0%
*                 Syndicate Bank                                                     92,012  118,396             0.0%
                  Syngene International, Ltd.                                         1,411   11,400             0.0%
                  TAKE Solutions, Ltd.                                               15,100   31,236             0.0%
                  Tamil Nadu Newsprint & Papers, Ltd.                                12,488   57,465             0.0%
                  Tata Chemicals, Ltd.                                               27,797  283,393             0.0%
                  Tata Communications, Ltd.                                          12,550  140,668             0.0%
                  Tata Consultancy Services, Ltd.                                    10,810  381,998             0.0%
                  Tata Elxsi, Ltd.                                                    4,728  111,240             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
INDIA -- (Continued)
                  Tata Global Beverages, Ltd.                                       136,535 $  324,454             0.0%
                  Tata Motors, Ltd.                                                 146,407  1,045,533             0.1%
                  Tata Power Co., Ltd. (The)                                        271,470    357,673             0.0%
                  Tata Steel, Ltd.                                                  114,871    799,897             0.1%
*                 Tata Teleservices Maharashtra, Ltd.                                65,868      8,452             0.0%
                  TCI Express, Ltd.                                                   3,908     28,342             0.0%
                  Tech Mahindra, Ltd.                                                45,860    297,544             0.0%
                  Thermax, Ltd.                                                       5,973     93,704             0.0%
                  Thomas Cook India, Ltd.                                             5,157     16,358             0.0%
                  Time Technoplast, Ltd.                                             16,187     28,647             0.0%
                  Timken India, Ltd.                                                  5,879     66,043             0.0%
                  Titagarh Wagons, Ltd.                                              15,510     30,775             0.0%
                  Titan Co., Ltd.                                                    17,242    125,649             0.0%
                  Torrent Pharmaceuticals, Ltd.                                       8,466    185,931             0.0%
                  Torrent Power, Ltd.                                                19,842     70,013             0.0%
                  Transport Corp. of India, Ltd.                                      7,816     29,462             0.0%
                  Trent, Ltd.                                                         6,550     25,725             0.0%
                  Trident, Ltd.                                                      32,522     42,363             0.0%
*                 Triveni Engineering & Industries, Ltd.                             30,673     45,057             0.0%
                  Triveni Turbine, Ltd.                                              34,817     74,438             0.0%
                  TTK Prestige, Ltd.                                                    355     34,469             0.0%
                  Tube Investments of India, Ltd.                                    22,665    237,547             0.0%
*                 TV18 Broadcast, Ltd.                                              190,935    124,097             0.0%
                  TVS Motor Co., Ltd.                                                34,636    265,853             0.0%
                  TVS Srichakra, Ltd.                                                   120      7,549             0.0%
*                 UCO Bank                                                          163,070    105,401             0.0%
                  Uflex, Ltd.                                                        15,054     87,288             0.0%
                  UFO Moviez India, Ltd.                                              1,972     14,204             0.0%
                  Ultratech Cement, Ltd.                                              4,462    293,500             0.0%
                  Unichem Laboratories, Ltd.                                         16,164     68,876             0.0%
*                 Union Bank of India                                                74,597    198,887             0.0%
*                 Unitech, Ltd.                                                     958,605     84,831             0.0%
                  United Breweries, Ltd.                                              6,518     77,898             0.0%
*                 United Spirits, Ltd.                                                4,680    137,018             0.0%
                  UPL, Ltd.                                                          86,770  1,087,908             0.1%
                  V-Guard Industries, Ltd.                                           18,592     55,050             0.0%
                  VA Tech Wabag, Ltd.                                                10,769    112,573             0.0%
                  Vakrangee, Ltd.                                                    37,386    198,635             0.0%
                  Vardhman Textiles, Ltd.                                             6,586    133,031             0.0%
                  Vedanta, Ltd.()                                                   105,940    401,083             0.0%
                  Vedanta, Ltd.(6136040)                                            133,851    505,815             0.0%
                  Vedanta, Ltd. ADR                                                  28,241    429,269             0.0%
                  Venky's India, Ltd.                                                 1,145     22,218             0.0%
*                 Videocon Industries, Ltd.                                          32,482     52,393             0.0%
*                 Vijaya Bank                                                        99,496    127,662             0.0%
                  Vinati Organics, Ltd.                                               5,750     77,012             0.0%
                  VIP Industries, Ltd.                                               10,856     33,573             0.0%
                  Voltas, Ltd.                                                       27,567    176,076             0.0%
                  VRL Logistics, Ltd.                                                 9,729     51,167             0.0%
                  VST Industries, Ltd.                                                  351     16,682             0.0%
                  WABCO India, Ltd.                                                     446     41,534             0.0%
                  Welspun Corp., Ltd.                                                36,901     47,378             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
INDIA -- (Continued)
                  Welspun India, Ltd.                                                 118,610 $   176,498             0.0%
                  West Coast Paper Mills, Ltd.                                          4,319      13,467             0.0%
*                 Whirlpool of India, Ltd.                                              4,188      78,931             0.0%
                  Wipro, Ltd.                                                          79,882     615,314             0.1%
                  Wockhardt, Ltd.                                                       9,139     101,970             0.0%
                  Yes Bank, Ltd.                                                       65,619   1,669,091             0.1%
                  Zee Entertainment Enterprises, Ltd.                                  39,386     323,484             0.0%
                  Zensar Technologies, Ltd.                                             4,461      59,904             0.0%
                                                                                              ----------- ---------------
TOTAL INDIA                                                                                    81,993,865             2.9%
                                                                                              ----------- ---------------
INDONESIA -- (0.7%)
                  Ace Hardware Indonesia Tbk PT                                     1,147,000      80,473             0.0%
                  Adaro Energy Tbk PT                                               6,360,800     845,848             0.1%
                  Adhi Karya Persero Tbk PT                                           784,987     132,863             0.0%
*                 Agung Podomoro Land Tbk PT                                        2,441,400      38,431             0.0%
                  AKR Corporindo Tbk PT                                               153,900      78,126             0.0%
*                 Alam Sutera Realty Tbk PT                                         4,425,100     115,254             0.0%
*                 Aneka Tambang Persero Tbk PT                                      3,299,420     171,866             0.0%
                  Arwana Citramulia Tbk PT                                            232,600       9,503             0.0%
                  Asahimas Flat Glass Tbk PT                                           86,500      43,934             0.0%
                  Astra Agro Lestari Tbk PT                                           211,589     228,427             0.0%
                  Astra International Tbk PT                                        1,459,400     978,078             0.1%
                  Bank Bukopin Tbk                                                  1,262,200      59,596             0.0%
                  Bank Central Asia Tbk PT                                            388,600     516,815             0.1%
                  Bank Danamon Indonesia Tbk PT                                       822,263     299,565             0.0%
                  Bank Mandiri Persero Tbk PT                                         970,009     848,865             0.1%
                  Bank Negara Indonesia Persero Tbk PT                                791,020     377,715             0.0%
*                 Bank Pan Indonesia Tbk PT                                         1,316,000      90,265             0.0%
                  Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT                894,500     134,664             0.0%
                  Bank Pembangunan Daerah Jawa Timur Tbk PT                         1,178,900      60,498             0.0%
*                 Bank Permata Tbk PT                                                 863,019      44,938             0.0%
                  Bank Rakyat Indonesia Persero Tbk PT                              1,015,700     981,065             0.1%
                  Bank Tabungan Negara Persero Tbk PT                               1,893,441     325,998             0.0%
                  Bank Tabungan Pensiunan Nasional Tbk PT                              54,000      10,574             0.0%
*                 Barito Pacific Tbk PT                                             1,092,500     258,023             0.0%
*                 Bayan Resources Tbk PT                                               16,000       8,163             0.0%
                  Bekasi Fajar Industrial Estate Tbk PT                             2,056,600      45,595             0.0%
*                 Benakat Integra Tbk PT                                            3,406,400      27,567             0.0%
                  BISI International Tbk PT                                           468,500      65,252             0.0%
                  Bumi Serpong Damai Tbk PT                                         2,092,800     280,361             0.0%
*                 Bumi Teknokultura Unggul Tbk PT                                     287,600      20,885             0.0%
                  Charoen Pokphand Indonesia Tbk PT                                   659,000     157,720             0.0%
                  Ciputra Development Tbk PT                                        4,791,071     459,468             0.0%
*                 Citra Marga Nusaphala Persada Tbk PT                                517,167      54,299             0.0%
*                 Delta Dunia Makmur Tbk PT                                         2,899,300     239,271             0.0%
*                 Eagle High Plantations Tbk PT                                     4,587,600     107,870             0.0%
                  Elnusa Tbk PT                                                     1,814,900      51,353             0.0%
*                 Energi Mega Persada Tbk PT                                        6,952,500      26,077             0.0%
                  Erajaya Swasembada Tbk PT                                           382,200      20,916             0.0%
*                 Eureka Prima Jakarta Tbk PT                                         764,400       5,676             0.0%
*                 Gajah Tunggal Tbk PT                                                689,200      53,460             0.0%
*                 Garuda Indonesia Persero Tbk PT                                   1,784,500      49,231             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                      SHARES   VALUE++  OF NET ASSETS**
                                                                                    ---------- -------- ---------------
INDONESIA -- (Continued)
                  Global Mediacom Tbk PT                                             2,289,300 $ 91,766             0.0%
                  Gudang Garam Tbk PT                                                   22,300  110,910             0.0%
*                 Hanson International Tbk PT                                       14,605,500  152,069             0.0%
                  Holcim Indonesia Tbk PT                                              435,500   29,395             0.0%
                  Indah Kiat Pulp & Paper Corp. Tbk PT                                 861,000  134,198             0.0%
*                 Indika Energy Tbk PT                                                 445,300   30,041             0.0%
                  Indo Tambangraya Megah Tbk PT                                        141,800  203,315             0.0%
                  Indocement Tunggal Prakarsa Tbk PT                                   177,400  225,181             0.0%
                  Indofood CBP Sukses Makmur Tbk PT                                     38,000   24,982             0.0%
                  Indofood Sukses Makmur Tbk PT                                      1,242,500  778,675             0.1%
*                 Indosat Tbk PT                                                       176,750   95,124             0.0%
*                 Inovisi Infracom Tbk PT                                                7,778       13             0.0%
                  Intiland Development Tbk PT                                        2,790,300   92,042             0.0%
                  Japfa Comfeed Indonesia Tbk PT                                     1,759,400  193,271             0.0%
                  Jasa Marga Persero Tbk PT                                            255,626   88,945             0.0%
                  Kalbe Farma Tbk PT                                                 2,130,000  252,929             0.0%
*                 Kawasan Industri Jababeka Tbk PT                                   5,906,873  146,036             0.0%
                  KMI Wire & Cable Tbk PT                                              334,500   15,539             0.0%
*                 Krakatau Steel Persero Tbk PT                                      1,620,437   70,395             0.0%
*                 Lippo Cikarang Tbk PT                                                220,300   73,911             0.0%
                  Lippo Karawaci Tbk PT                                              6,010,450  355,991             0.0%
*                 Malindo Feedmill Tbk PT                                              371,200   33,961             0.0%
                  Matahari Department Store Tbk PT                                     202,500  221,274             0.0%
                  Matahari Putra Prima Tbk PT                                          267,600   18,958             0.0%
                  Mayora Indah Tbk PT                                                3,120,825  475,463             0.0%
*                 Medco Energi Internasional Tbk PT                                    543,800  121,862             0.0%
                  Media Nusantara Citra Tbk PT                                       1,031,400  141,078             0.0%
*                 Mitra Adiperkasa Tbk PT                                              260,000  123,248             0.0%
                  Mitra Keluarga Karyasehat Tbk PT                                     117,300   22,336             0.0%
*                 MNC Investama Tbk PT                                               8,586,600   77,367             0.0%
*                 Modernland Realty Tbk PT                                           2,774,000   58,619             0.0%
*                 Multipolar Tbk PT                                                  3,915,500   93,311             0.0%
                  Nippon Indosari Corpindo Tbk PT                                      121,500   14,936             0.0%
*                 Nirvana Development Tbk PT                                           911,900    5,402             0.0%
*                 Nusantara Infrastructure Tbk PT                                    3,043,000   30,102             0.0%
                  Pabrik Kertas Tjiwi Kimia Tbk PT                                     313,000   29,889             0.0%
                  Pakuwon Jati Tbk PT                                                3,888,700  181,841             0.0%
                  Pan Brothers Tbk PT                                                1,291,500   57,607             0.0%
*                 Panin Financial Tbk PT                                             5,154,600   90,381             0.0%
                  Pembangunan Perumahan Persero Tbk PT                                 608,154  144,991             0.0%
                  Perusahaan Gas Negara Persero Tbk                                    953,100  173,324             0.0%
                  Perusahaan Perkebunan London Sumatra Indonesia Tbk PT              1,347,700  140,884             0.0%
                  Ramayana Lestari Sentosa Tbk PT                                    1,460,024  139,518             0.0%
                  Salim Ivomas Pratama Tbk PT                                        1,950,400   92,743             0.0%
                  Sawit Sumbermas Sarana Tbk PT                                        280,100   36,753             0.0%
*                 Sekawan Intipratama Tbk PT                                         1,471,800    1,988             0.0%
                  Semen Baturaja Persero Tbk PT                                        772,600  204,293             0.0%
                  Semen Indonesia Persero Tbk PT                                       677,900  447,999             0.0%
*                 Sentul City Tbk PT                                                 9,187,800   60,626             0.0%
*                 Siloam International Hospitals Tbk PT                                 16,425   16,869             0.0%
                  Sri Rejeki Isman Tbk PT                                            3,898,800   88,271             0.0%
*                 Sugih Energy Tbk PT                                                1,969,100    7,386             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
INDONESIA -- (Continued)
                  Summarecon Agung Tbk PT                                           3,131,000 $   318,685             0.0%
                  Surya Citra Media Tbk PT                                            307,600      65,820             0.0%
                  Surya Semesta Internusa Tbk PT                                      812,400      44,448             0.0%
                  Tambang Batubara Bukit Asam Persero Tbk PT                          286,900     272,041             0.0%
                  Telekomunikasi Indonesia Persero Tbk PT                              35,000      11,546             0.0%
                  Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR                11,510     376,952             0.0%
                  Tempo Scan Pacific Tbk PT                                           206,900      32,059             0.0%
*                 Tiga Pilar Sejahtera Food Tbk                                       839,100     139,213             0.0%
                  Timah Persero Tbk PT                                              1,015,156      71,855             0.0%
                  Tiphone Mobile Indonesia Tbk PT                                     784,500      60,570             0.0%
                  Tower Bersama Infrastructure Tbk PT                                 255,500     112,092             0.0%
*                 Truba Alam Manunggal Engineering PT                               2,841,000       3,197             0.0%
                  Tunas Baru Lampung Tbk PT                                           613,300      58,347             0.0%
                  Tunas Ridean Tbk PT                                                 537,500      53,431             0.0%
                  Unilever Indonesia Tbk PT                                            41,600     138,824             0.0%
                  United Tractors Tbk PT                                              593,024   1,195,668             0.1%
*                 Vale Indonesia Tbk PT                                               977,400     162,353             0.0%
*                 Visi Media Asia Tbk PT                                            2,351,300      70,119             0.0%
                  Waskita Karya Persero Tbk PT                                      1,097,963     196,588             0.0%
                  Wijaya Karya Beton Tbk PT                                           415,300      23,050             0.0%
                  Wijaya Karya Persero Tbk PT                                         575,759     102,136             0.0%
*                 XL Axiata Tbk PT                                                    619,700     149,022             0.0%
                                                                                              ----------- ---------------
TOTAL INDONESIA                                                                                18,580,572             0.7%
                                                                                              ----------- ---------------
IRELAND -- (0.4%)
*                 Bank of Ireland                                                   3,917,722     986,236             0.0%
                  C&C Group P.L.C.                                                    111,852     461,515             0.0%
                  CRH P.L.C.                                                            1,971      71,792             0.0%
                  CRH P.L.C. Sponsored ADR                                             68,877   2,501,613             0.1%
                  Datalex P.L.C.                                                        3,654      15,136             0.0%
*                 FBD Holdings P.L.C.                                                   6,284      55,669             0.0%
                  Glanbia P.L.C.                                                       37,068     724,464             0.0%
                  IFG Group P.L.C.                                                     10,052      18,047             0.0%
*                 Independent News & Media P.L.C.                                      79,753      11,283             0.0%
                  Irish Continental Group P.L.C.                                       26,462     152,610             0.0%
*                 Kenmare Resources P.L.C.                                                385       1,384             0.0%
                  Kerry Group P.L.C. Class A                                           14,315   1,170,372             0.1%
                  Kingspan Group P.L.C.                                                50,428   1,754,260             0.1%
                  Paddy Power Betfair P.L.C.(BWXC0Z1)                                   2,126     236,701             0.0%
                  Paddy Power Betfair P.L.C.(BWT6H89)                                   7,872     876,054             0.0%
                  Smurfit Kappa Group P.L.C.                                           55,531   1,489,279             0.1%
                                                                                              ----------- ---------------
TOTAL IRELAND                                                                                  10,526,415             0.4%
                                                                                              ----------- ---------------
ISRAEL -- (0.5%)
*                 Africa Israel Investments, Ltd.                                      44,678       5,526             0.0%
*                 Africa Israel Properties, Ltd.                                        4,516      90,926             0.0%
*                 Airport City, Ltd.                                                   13,886     183,738             0.0%
*                 Allot Communications, Ltd.                                            3,478      17,330             0.0%
                  Alrov Properties and Lodgings, Ltd.                                   2,406      66,015             0.0%
                  Amot Investments, Ltd.                                               23,559     112,227             0.0%
*                 AudioCodes, Ltd.                                                      3,346      21,924             0.0%
*                 Azorim-Investment Development & Construction Co., Ltd.               10,744      12,923             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
ISRAEL -- (Continued)
                  Azrieli Group, Ltd.                                                 2,901 $  154,314             0.0%
                  Bank Hapoalim BM                                                  249,524  1,556,109             0.1%
*                 Bank Leumi Le-Israel BM                                           319,987  1,496,471             0.1%
                  Bayside Land Corp.                                                    246    107,384             0.0%
                  Bezeq The Israeli Telecommunication Corp., Ltd.                   265,698    446,406             0.0%
                  Big Shopping Centers, Ltd.                                            907     65,887             0.0%
                  Blue Square Real Estate, Ltd.                                       1,707     80,219             0.0%
*                 Cellcom Israel, Ltd.                                               11,167    110,442             0.0%
*                 Ceragon Networks, Ltd.                                             11,709     39,395             0.0%
*                 Clal Biotechnology Industries, Ltd.                                14,222     14,883             0.0%
*                 Clal Insurance Enterprises Holdings, Ltd.                           6,662    108,410             0.0%
*                 Compugen, Ltd.                                                      2,287      9,213             0.0%
                  Delek Automotive Systems, Ltd.                                      8,604     75,438             0.0%
                  Delek Group, Ltd.                                                     976    219,728             0.0%
                  Delta-Galil Industries, Ltd.                                        5,332    163,476             0.0%
                  Direct Insurance Financial Investments, Ltd.                        6,685     63,955             0.0%
#                 El Al Israel Airlines                                             108,280     84,711             0.0%
                  Elbit Systems, Ltd.(6308913)                                        2,679    318,946             0.0%
                  Elbit Systems, Ltd.(M3760D101)                                      1,800    213,822             0.0%
                  Electra, Ltd.                                                         693    151,158             0.0%
*                 Equital, Ltd.                                                         537     14,810             0.0%
*                 Evogene, Ltd.                                                       1,612      8,274             0.0%
                  First International Bank Of Israel, Ltd.                           19,943    328,638             0.0%
                  FMS Enterprises Migun, Ltd.                                           917     32,292             0.0%
                  Formula Systems 1985, Ltd.                                          4,716    185,648             0.0%
                  Fox Wizel, Ltd.                                                     1,437     32,768             0.0%
                  Frutarom Industries, Ltd.                                           8,502    499,756             0.0%
*                 Gilat Satellite Networks, Ltd.                                     13,515     69,023             0.0%
*                 Hadera Paper, Ltd.                                                    709     32,727             0.0%
                  Hamlet Israel-Canada, Ltd.                                          1,158     18,973             0.0%
                  Harel Insurance Investments & Financial Services, Ltd.             42,579    226,634             0.0%
                  Hilan, Ltd.                                                         4,655     82,333             0.0%
                  IDI Insurance Co., Ltd.                                             1,208     64,415             0.0%
*                 Industrial Buildings Corp., Ltd.                                   13,096     17,922             0.0%
                  Inrom Construction Industries, Ltd.                                 5,291     20,293             0.0%
                  Israel Chemicals, Ltd.                                             64,027    275,914             0.0%
*                 Israel Discount Bank, Ltd. Class A                                260,709    631,220             0.1%
*                 Jerusalem Oil Exploration                                           5,574    324,077             0.0%
*                 Kamada, Ltd.                                                        6,921     49,779             0.0%
*                 Kenon Holdings, Ltd.                                                3,303     41,131             0.0%
                  Klil Industries, Ltd.                                                 167     18,351             0.0%
                  Matrix IT, Ltd.                                                    14,912    140,105             0.0%
                  Melisron, Ltd.                                                      4,702    256,027             0.0%
                  Menora Mivtachim Holdings, Ltd.                                     6,823     78,856             0.0%
                  Migdal Insurance & Financial Holding, Ltd.                        138,167    136,119             0.0%
                  Mizrahi Tefahot Bank, Ltd.                                         53,753    867,114             0.1%
*                 Naphtha Israel Petroleum Corp., Ltd.                               15,300    123,716             0.0%
                  Neto ME Holdings, Ltd.                                                124     13,693             0.0%
                  Nice, Ltd. Sponsored ADR                                            7,239    488,271             0.0%
*                 Nova Measuring Instruments, Ltd.                                    6,405    127,315             0.0%
                  Oil Refineries, Ltd.                                              474,955    188,931             0.0%
*                 Partner Communications Co., Ltd.                                   27,177    132,912             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
ISRAEL -- (Continued)
*                 Partner Communications Co., Ltd. ADR                                1,600 $     7,488             0.0%
                  Paz Oil Co., Ltd.                                                   2,169     354,302             0.0%
*                 Phoenix Holdings, Ltd. (The)                                       20,145      88,252             0.0%
                  Plasson Industries, Ltd.                                              634      21,539             0.0%
                  Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.                1,225      58,537             0.0%
                  Scope Metals Group, Ltd.                                            1,085      30,594             0.0%
                  Shapir Engineering and Industry, Ltd.                               6,568      18,610             0.0%
                  Shikun & Binui, Ltd.                                               88,140     231,391             0.0%
                  Shufersal, Ltd.                                                    21,302     105,076             0.0%
                  Strauss Group, Ltd.                                                 6,885     121,219             0.0%
                  Summit Real Estate Holdings, Ltd.                                     968       7,204             0.0%
                  Teva Pharmaceutical Industries, Ltd. Sponsored ADR                 67,449   2,130,039             0.1%
#*                Tower Semiconductor, Ltd.(M87915274)                               12,735     274,057             0.0%
*                 Tower Semiconductor, Ltd.(6320605)                                  4,323      94,376             0.0%
*                 Union Bank of Israel                                                4,714      20,553             0.0%
                                                                                            ----------- ---------------
TOTAL ISRAEL                                                                                 15,082,250             0.5%
                                                                                            ----------- ---------------
ITALY -- (2.0%)
                  A2A SpA                                                           403,567     599,835             0.0%
                  ACEA SpA                                                           17,336     249,445             0.0%
                  Amplifon SpA                                                       20,340     259,826             0.0%
                  Anima Holding SpA                                                  69,872     456,767             0.0%
                  Ansaldo STS SpA                                                    24,656     330,879             0.0%
*                 Arnoldo Mondadori Editore SpA                                      71,829     142,619             0.0%
                  Ascopiave SpA                                                      31,833     125,625             0.0%
                  Assicurazioni Generali SpA                                        239,827   3,798,863             0.2%
                  Astaldi SpA                                                        22,586     148,147             0.0%
                  Atlantia SpA                                                       27,083     686,791             0.0%
                  Autogrill SpA                                                      24,680     280,684             0.0%
                  Azimut Holding SpA                                                 20,128     392,631             0.0%
#*                Banca Carige SpA                                                  289,369      80,364             0.0%
                  Banca Generali SpA                                                 11,534     331,439             0.0%
                  Banca IFIS SpA                                                     10,332     445,686             0.0%
                  Banca Mediolanum SpA                                              120,468     921,436             0.1%
*                 Banca Monte dei Paschi di Siena SpA                                 3,026      49,707             0.0%
                  Banca Popolare di Sondrio SCPA                                    170,955     636,930             0.0%
                  Banca Profilo SpA                                                  61,003      14,198             0.0%
                  Banco BPM SpA                                                     407,233   1,189,324             0.1%
                  Banco di Desio e della Brianza SpA                                 12,951      35,362             0.0%
                  BasicNet SpA                                                       15,391      60,162             0.0%
                  BE                                                                 66,757      78,140             0.0%
                  Biesse SpA                                                          3,608     111,109             0.0%
                  BPER Banca                                                        168,835     923,640             0.1%
                  Brembo SpA                                                          7,759     609,599             0.0%
                  Brunello Cucinelli SpA                                                982      25,732             0.0%
                  Buzzi Unicem SpA                                                   26,107     670,854             0.0%
                  Cairo Communication SpA                                            15,597      76,405             0.0%
                  Cementir Holding SpA                                               27,672     166,848             0.0%
                  Cerved Information Solutions SpA                                   24,213     258,503             0.0%
                  CIR-Compagnie Industriali Riunite SpA                             143,454     230,733             0.0%
                  CNH Industrial NV                                                 187,473   2,067,369             0.1%
                  Credito Emiliano SpA                                               35,535     248,431             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
ITALY -- (Continued)
#                 Credito Valtellinese SpA                                           40,226 $  145,403             0.0%
                  d'Amico International Shipping SA                                  69,418     25,791             0.0%
                  Danieli & C Officine Meccaniche SpA                                 6,446    161,149             0.0%
                  Datalogic SpA                                                       4,298    117,877             0.0%
                  Davide Campari-Milano SpA                                          62,173    735,163             0.0%
                  De' Longhi SpA                                                      9,056    276,086             0.0%
                  DiaSorin SpA                                                        4,723    354,010             0.0%
                  Ei Towers SpA                                                       8,273    477,474             0.0%
                  El.En. SpA                                                          3,012    107,274             0.0%
                  Enel SpA                                                          371,437  1,765,879             0.1%
                  Eni SpA                                                           231,731  3,594,382             0.1%
                  Eni SpA Sponsored ADR                                              26,710    827,476             0.0%
                  ERG SpA                                                            24,058    298,653             0.0%
                  Esprinet SpA                                                       11,424     93,449             0.0%
*                 Eurotech SpA                                                       11,463     20,352             0.0%
                  Falck Renewables SpA                                               79,144     97,929             0.0%
                  Ferrari NV                                                         17,952  1,350,491             0.1%
*                 Fiat Chrysler Automobiles NV(N31738102)                            36,941    420,019             0.0%
*                 Fiat Chrysler Automobiles NV(BRJFWP3)                             227,603  2,585,229             0.1%
                  FinecoBank Banca Fineco SpA                                        51,615    367,692             0.0%
                  FNM SpA                                                            37,047     21,925             0.0%
#                 Geox SpA                                                           25,019     67,617             0.0%
*                 Gruppo Editoriale L'Espresso SpA                                   33,656     30,917             0.0%
                  Hera SpA                                                          143,422    410,194             0.0%
                  IMMSI SpA                                                          84,673     35,802             0.0%
                  Industria Macchine Automatiche SpA                                  3,521    310,409             0.0%
*                 Intek Group SpA                                                    98,399     26,200             0.0%
                  Interpump Group SpA                                                17,064    452,529             0.0%
                  Intesa Sanpaolo SpA                                               873,942  2,551,123             0.1%
                  Iren SpA                                                          122,150    257,389             0.0%
*                 Italgas SpA                                                        43,089    194,800             0.0%
                  Italmobiliare SpA                                                   2,248    125,983             0.0%
*                 Juventus Football Club SpA                                        149,340    137,756             0.0%
                  La Doria SpA                                                        4,431     54,677             0.0%
*                 Leonardo SpA                                                      110,299  1,733,310             0.1%
                  Luxottica Group SpA                                                 8,362    483,413             0.0%
                  Luxottica Group SpA Sponsored ADR                                   2,300    132,940             0.0%
                  Maire Tecnimont SpA                                                24,395     96,925             0.0%
                  MARR SpA                                                            4,985    120,362             0.0%
                  Mediaset SpA                                                      277,269  1,133,115             0.1%
                  Mediobanca SpA                                                    137,944  1,326,547             0.1%
                  Moncler SpA                                                        10,066    248,278             0.0%
                  Nice SpA                                                            2,500      9,462             0.0%
                  OVS SpA                                                            14,634     97,413             0.0%
                  Parmalat SpA                                                      102,276    346,587             0.0%
                  Piaggio & C SpA                                                    51,523    106,773             0.0%
                  Prima Industrie SpA                                                 1,431     39,958             0.0%
                  Prysmian SpA                                                       45,328  1,308,106             0.1%
                  Recordati SpA                                                      19,414    719,488             0.0%
                  Reply SpA                                                             882    154,489             0.0%
*                 Retelit SpA                                                        46,396     67,645             0.0%
                  Sabaf SpA                                                           1,349     19,210             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
ITALY -- (Continued)
                  SAES Getters SpA                                                      2,892 $    56,572             0.0%
*                 Safilo Group SpA                                                     14,091     101,726             0.0%
*                 Saipem SpA                                                        2,261,748     973,544             0.1%
                  Salini Impregilo SpA                                                 99,517     338,655             0.0%
                  Salvatore Ferragamo SpA                                               6,735     215,670             0.0%
                  Saras SpA                                                           192,961     403,132             0.0%
                  SAVE SpA                                                              1,963      46,576             0.0%
                  Servizi Italia SpA                                                    2,633      12,354             0.0%
*                 Snaitech SpA                                                         41,063      61,528             0.0%
                  Snam SpA                                                             97,484     430,691             0.0%
                  Societa Cattolica di Assicurazioni SCRL                              67,710     601,828             0.0%
                  Societa Iniziative Autostradali e Servizi SpA                        24,963     251,635             0.0%
*                 Sogefi SpA                                                           33,393     171,990             0.0%
                  SOL SpA                                                              10,344     111,529             0.0%
*                 Telecom Italia SpA                                                2,159,592   1,916,836             0.1%
*                 Telecom Italia SpA Sponsored ADR                                     48,868     434,925             0.0%
                  Tenaris SA ADR                                                        8,006     250,027             0.0%
                  Terna Rete Elettrica Nazionale SpA                                  183,955     927,469             0.1%
*                 Tiscali SpA                                                         763,357      38,456             0.0%
                  Tod's SpA                                                             5,252     405,809             0.0%
*                 Trevi Finanziaria Industriale SpA                                    34,212      33,985             0.0%
                  TXT e-solutions SpA                                                   1,102      12,854             0.0%
*                 UniCredit SpA                                                       215,105   3,502,443             0.1%
                  Unione di Banche Italiane SpA                                       325,344   1,370,850             0.1%
                  Unipol Gruppo Finanziario SpA                                       174,446     777,991             0.0%
                  UnipolSai Assicurazioni SpA                                         364,688     837,726             0.0%
                  Vittoria Assicurazioni SpA                                            9,979     133,837             0.0%
#*                Yoox Net-A-Porter Group SpA                                           6,522     173,305             0.0%
                  Zignago Vetro SpA                                                     5,465      45,122             0.0%
                                                                                              ----------- ---------------
TOTAL ITALY                                                                                    57,986,268             2.0%
                                                                                              ----------- ---------------
JAPAN -- (16.9%)
                  77 Bank, Ltd. (The)                                                 140,000     605,500             0.0%
                  A&D Co., Ltd.                                                         5,400      21,368             0.0%
                  ABC-Mart, Inc.                                                        3,400     189,005             0.0%
                  Achilles Corp.                                                        5,600      89,974             0.0%
*                 Acom Co., Ltd.                                                        9,900      43,974             0.0%
                  Adastria Co., Ltd.                                                   12,880     319,889             0.0%
                  ADEKA Corp.                                                          35,300     521,056             0.0%
                  Advan Co., Ltd.                                                       7,000      73,016             0.0%
                  Advantest Corp.                                                      19,900     371,860             0.0%
                  Aeon Co., Ltd.                                                      196,905   2,918,308             0.1%
                  Aeon Delight Co., Ltd.                                                5,800     176,984             0.0%
                  Aeon Fantasy Co., Ltd.                                                3,700      97,285             0.0%
                  AEON Financial Service Co., Ltd.                                     32,800     630,345             0.0%
                  Aeon Hokkaido Corp.                                                   8,100      43,675             0.0%
                  Aeon Mall Co., Ltd.                                                  15,180     258,160             0.0%
                  Ahresty Corp.                                                         9,700      96,972             0.0%
                  Ai Holdings Corp.                                                     8,200     201,653             0.0%
                  Aica Kogyo Co., Ltd.                                                 14,800     421,830             0.0%
                  Aichi Bank, Ltd. (The)                                                3,600     198,751             0.0%
                  Aichi Corp.                                                          11,300      83,486             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Aichi Steel Corp.                                                   4,200 $  164,210             0.0%
                  Aichi Tokei Denki Co., Ltd.                                           700     23,390             0.0%
                  Aida Engineering, Ltd.                                             24,000    208,963             0.0%
                  Ain Holdings, Inc.                                                  8,800    609,627             0.0%
                  Air Water, Inc.                                                    45,000    866,742             0.1%
                  Airport Facilities Co., Ltd.                                        7,400     38,787             0.0%
                  Aisan Industry Co., Ltd.                                           15,500    139,332             0.0%
                  Aisan Technology Co., Ltd.                                            600     19,124             0.0%
                  Aisin Seiki Co., Ltd.                                              41,862  2,050,282             0.1%
                  Ajinomoto Co., Inc.                                                18,000    350,752             0.0%
                  Ajis Co., Ltd.                                                        600     11,431             0.0%
*                 Akebono Brake Industry Co., Ltd.                                   38,100    121,864             0.0%
                  Akita Bank, Ltd. (The)                                             63,000    200,273             0.0%
                  Albis Co., Ltd.                                                     1,500     49,478             0.0%
                  Alconix Corp.                                                       4,200     73,757             0.0%
                  Alfresa Holdings Corp.                                             24,400    440,606             0.0%
                  Alinco, Inc.                                                        5,400     47,677             0.0%
                  Alpen Co., Ltd.                                                     8,700    156,008             0.0%
                  Alpine Electronics, Inc.                                           18,100    263,379             0.0%
                  Alps Electric Co., Ltd.                                            37,500  1,102,227             0.1%
                  Alps Logistics Co., Ltd.                                            4,400     30,017             0.0%
                  Altech Corp.                                                        1,800     58,548             0.0%
                  Amada Holdings Co., Ltd.                                           60,700    721,682             0.1%
                  Amano Corp.                                                        18,800    401,519             0.0%
                  Amiyaki Tei Co., Ltd.                                               2,700    101,258             0.0%
                  Amuse, Inc.                                                         4,600    105,551             0.0%
                  ANA Holdings, Inc.                                                 51,000    153,626             0.0%
                  Anest Iwata Corp.                                                  11,600    102,014             0.0%
*                 Anicom Holdings, Inc.                                               2,500     59,673             0.0%
                  Anritsu Corp.                                                      43,300    350,209             0.0%
                  AOI TYO Holdings, Inc.                                              6,854     50,294             0.0%
                  AOKI Holdings, Inc.                                                19,000    234,694             0.0%
                  Aomori Bank, Ltd. (The)                                            81,000    282,058             0.0%
                  Aoyama Trading Co., Ltd.                                           18,400    657,401             0.0%
                  Aozora Bank, Ltd.                                                 209,000    761,536             0.1%
                  Apamanshop Holdings Co., Ltd.                                       2,200     14,228             0.0%
*                 Apic Yamada Corp.                                                   2,100      9,893             0.0%
                  Arakawa Chemical Industries, Ltd.                                   5,200     91,948             0.0%
                  Arata Corp.                                                         2,000     54,055             0.0%
                  Arcland Sakamoto Co., Ltd.                                         10,800    133,598             0.0%
                  Arcland Service Holdings Co., Ltd.                                  1,300     35,858             0.0%
                  Arcs Co., Ltd.                                                     11,400    244,184             0.0%
                  Ardepro Co., Ltd.                                                  41,800     51,335             0.0%
                  Ariake Japan Co., Ltd.                                              3,200    202,726             0.0%
*                 Arrk Corp.                                                         11,700     10,698             0.0%
                  Artnature, Inc.                                                     5,800     37,181             0.0%
                  ArtSpark Holdings, Inc.                                             1,800     20,342             0.0%
                  As One Corp.                                                        2,400    106,258             0.0%
                  Asahi Co., Ltd.                                                     5,800     74,224             0.0%
                  Asahi Diamond Industrial Co., Ltd.                                 19,300    148,149             0.0%
                  Asahi Glass Co., Ltd.                                             164,000  1,420,987             0.1%
                  Asahi Group Holdings, Ltd.                                         12,200    460,961             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Asahi Holdings, Inc.                                                8,800 $  164,140             0.0%
                  Asahi Intecc Co., Ltd.                                              4,600    204,499             0.0%
                  Asahi Kasei Corp.                                                 342,000  3,261,176             0.1%
                  Asahi Kogyosha Co., Ltd.                                            1,200     33,035             0.0%
                  Asahi Yukizai Corp.                                                16,000     33,306             0.0%
                  Asante, Inc.                                                        1,800     27,368             0.0%
                  Asanuma Corp.                                                      33,000     96,235             0.0%
                  Asax Co., Ltd.                                                        100      1,415             0.0%
                  Ashimori Industry Co., Ltd.                                        33,000     48,243             0.0%
                  Asia Pile Holdings Corp.                                            7,800     42,449             0.0%
                  Asics Corp.                                                        20,200    357,512             0.0%
                  ASKA Pharmaceutical Co., Ltd.                                       7,000    102,831             0.0%
                  ASKUL Corp.                                                         3,200     93,199             0.0%
                  Astellas Pharma, Inc.                                              48,600    640,894             0.0%
                  Asti Corp.                                                          4,000     25,126             0.0%
                  Asunaro Aoki Construction Co., Ltd.                                 6,600     48,576             0.0%
                  Atom Corp.                                                         11,200     72,835             0.0%
                  Autobacs Seven Co., Ltd.                                           17,200    260,338             0.0%
                  Avex Group Holdings, Inc.                                          16,400    241,198             0.0%
                  Awa Bank, Ltd. (The)                                               91,000    601,084             0.0%
                  Axial Retailing, Inc.                                               5,000    191,451             0.0%
                  Azbil Corp.                                                        11,400    383,837             0.0%
                  Bandai Namco Holdings, Inc.                                        18,800    590,068             0.0%
                  Bando Chemical Industries, Ltd.                                    14,000    128,279             0.0%
                  Bank of Iwate, Ltd. (The)                                           6,500    265,765             0.0%
                  Bank of Kochi, Ltd. (The)                                          13,000     14,813             0.0%
                  Bank of Kyoto, Ltd. (The)                                          97,000    768,205             0.1%
                  Bank of Nagoya, Ltd. (The)                                          7,400    271,674             0.0%
                  Bank of Okinawa, Ltd. (The)                                         8,980    346,126             0.0%
                  Bank of Saga, Ltd. (The)                                           59,000    157,283             0.0%
                  Bank of the Ryukyus, Ltd.                                          11,700    161,338             0.0%
                  Belc Co., Ltd.                                                      3,900    173,455             0.0%
                  Bell System24 Holdings, Inc.                                       12,600    120,352             0.0%
                  Belluna Co., Ltd.                                                  20,400    187,055             0.0%
                  Benefit One, Inc.                                                   1,600     48,899             0.0%
                  Benesse Holdings, Inc.                                             13,300    401,358             0.0%
                  Best Denki Co., Ltd.                                               13,000     18,892             0.0%
                  Bic Camera, Inc.                                                   31,500    313,512             0.0%
                  Biofermin Pharmaceutical Co., Ltd.                                  1,100     28,818             0.0%
                  BML, Inc.                                                           8,000    174,615             0.0%
                  Bookoff Corp.                                                       3,500     24,627             0.0%
                  BP Castrol K.K.                                                     3,500     54,260             0.0%
                  Bridgestone Corp.                                                  81,600  3,403,638             0.1%
                  Broadband Tower, Inc.                                               8,600     18,448             0.0%
                  Broadleaf Co., Ltd.                                                15,600    101,243             0.0%
                  BRONCO BILLY Co., Ltd.                                              1,800     41,221             0.0%
                  Brother Industries, Ltd.                                           74,000  1,522,596             0.1%
                  Bunka Shutter Co., Ltd.                                            23,000    176,726             0.0%
                  C Uyemura & Co., Ltd.                                                 600     31,441             0.0%
                  Calbee, Inc.                                                        7,900    276,196             0.0%
                  Can Do Co., Ltd.                                                    3,400     51,503             0.0%
                  Canon Electronics, Inc.                                            10,200    189,867             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Canon Marketing Japan, Inc.                                        17,800 $  375,128             0.0%
                  Canon, Inc.                                                        46,300  1,536,603             0.1%
                  Canon, Inc. Sponsored ADR                                           9,399    312,141             0.0%
                  Capcom Co., Ltd.                                                   13,800    297,663             0.0%
                  Carlit Holdings Co., Ltd.                                           3,900     19,904             0.0%
                  Casio Computer Co., Ltd.                                           32,900    463,676             0.0%
                  Cawachi, Ltd.                                                       6,400    168,285             0.0%
                  Central Glass Co., Ltd.                                            80,000    345,644             0.0%
                  Central Japan Railway Co.                                           3,700    620,522             0.0%
                  Central Security Patrols Co., Ltd.                                  1,900     29,601             0.0%
                  Central Sports Co., Ltd.                                            2,500     74,228             0.0%
                  Chiba Bank, Ltd. (The)                                             91,000    609,613             0.0%
                  Chiba Kogyo Bank, Ltd. (The)                                       19,200    110,677             0.0%
                  CHIMNEY Co., Ltd.                                                     700     17,713             0.0%
                  Chino Corp.                                                         1,000     11,097             0.0%
                  Chiyoda Co., Ltd.                                                   5,100    127,241             0.0%
                  Chiyoda Integre Co., Ltd.                                           5,200    114,478             0.0%
                  Chori Co., Ltd.                                                     3,500     62,461             0.0%
                  Chubu Electric Power Co., Inc.                                     35,600    477,999             0.0%
                  Chubu Shiryo Co., Ltd.                                              8,200     97,009             0.0%
                  Chuetsu Pulp & Paper Co., Ltd.                                     44,000     93,510             0.0%
                  Chugai Pharmaceutical Co., Ltd.                                     1,500     53,301             0.0%
                  Chugai Ro Co., Ltd.                                                20,000     38,954             0.0%
                  Chugoku Bank, Ltd. (The)                                           65,000    965,639             0.1%
                  Chugoku Electric Power Co., Inc. (The)                             15,000    163,521             0.0%
                  Chugoku Marine Paints, Ltd.                                        25,000    184,895             0.0%
                  Chukyo Bank, Ltd. (The)                                             5,800    121,220             0.0%
                  CI Takiron Corp.                                                   19,000     96,394             0.0%
                  Ci:z Holdings Co., Ltd.                                             4,800    140,976             0.0%
                  Citizen Watch Co., Ltd.                                           108,700    721,167             0.1%
                  CKD Corp.                                                          23,300    291,780             0.0%
                  Clarion Co., Ltd.                                                  73,000    289,829             0.0%
                  Cleanup Corp.                                                       7,500     54,156             0.0%
                  CMIC Holdings Co., Ltd.                                             4,700     60,709             0.0%
*                 CMK Corp.                                                          22,600    148,681             0.0%
                  Coca-Cola Bottlers Japan, Inc.                                     32,714    975,431             0.1%
                  Cocokara fine, Inc.                                                 5,000    236,398             0.0%
#                 COLOPL, Inc.                                                       20,800    192,055             0.0%
                  Colowide Co., Ltd.                                                 12,500    205,241             0.0%
                  Computer Engineering & Consulting, Ltd.                             6,400    119,737             0.0%
                  COMSYS Holdings Corp.                                              24,500    466,062             0.0%
                  Concordia Financial Group, Ltd.                                   142,624    656,041             0.0%
                  CONEXIO Corp.                                                       6,300     96,479             0.0%
                  COOKPAD, Inc.                                                       8,700     69,220             0.0%
                  Cosmo Energy Holdings Co., Ltd.                                    22,100    350,053             0.0%
                  Cosmos Initia Co., Ltd.                                             2,200      7,692             0.0%
                  Cosmos Pharmaceutical Corp.                                           900    182,103             0.0%
                  CRE, Inc.                                                             900     12,587             0.0%
                  Create Restaurants Holdings, Inc.                                   9,600     77,769             0.0%
                  Create SD Holdings Co., Ltd.                                        9,000    211,400             0.0%
                  Credit Saison Co., Ltd.                                            42,100    767,128             0.1%
                  Cresco, Ltd.                                                        2,000     52,609             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
*                 CROOZ, Inc.                                                         1,200 $   36,926             0.0%
                  CTI Engineering Co., Ltd.                                           4,800     47,004             0.0%
                  CyberAgent, Inc.                                                    9,000    279,628             0.0%
*                 CYBERDYNE, Inc.                                                     1,600     22,606             0.0%
                  D.A. Consortium Holdings, Inc.                                      5,100     64,946             0.0%
                  Dai Nippon Printing Co., Ltd.                                      71,000    790,418             0.1%
                  Dai Nippon Toryo Co., Ltd.                                         43,000     98,371             0.0%
                  Dai-Dan Co., Ltd.                                                   9,000     88,082             0.0%
                  Dai-ichi Life Holdings, Inc.                                       89,200  1,519,968             0.1%
                  Dai-ichi Seiko Co., Ltd.                                            3,500     51,456             0.0%
                  Daibiru Corp.                                                      20,300    187,330             0.0%
                  Daicel Corp.                                                       75,000    860,972             0.1%
                  Daido Kogyo Co., Ltd.                                              11,553     29,337             0.0%
                  Daido Metal Co., Ltd.                                              14,000    124,922             0.0%
                  Daido Steel Co., Ltd.                                             120,000    668,178             0.0%
                  Daifuku Co., Ltd.                                                  22,700    573,803             0.0%
                  Daihatsu Diesel Manufacturing Co., Ltd.                             3,000     19,344             0.0%
                  Daihen Corp.                                                       44,000    279,368             0.0%
                  Daiho Corp.                                                        32,000    155,930             0.0%
                  Daiichi Jitsugyo Co., Ltd.                                         20,000    125,581             0.0%
                  Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                              6,000     57,823             0.0%
                  Daiichi Sankyo Co., Ltd.                                           22,200    493,369             0.0%
                  Daiichikosho Co., Ltd.                                             11,000    477,422             0.0%
                  Daiken Corp.                                                        4,000     75,822             0.0%
                  Daiken Medical Co., Ltd.                                            1,200      8,757             0.0%
                  Daiki Aluminium Industry Co., Ltd.                                 10,000     47,374             0.0%
                  Daikin Industries, Ltd.                                             9,000    875,012             0.1%
                  Daikoku Denki Co., Ltd.                                             5,500     79,236             0.0%
                  Daikokutenbussan Co., Ltd.                                          1,800     85,991             0.0%
*                 Daikokuya Holdings Co., Ltd.                                       50,200     30,632             0.0%
                  Daikyo, Inc.                                                      138,000    287,392             0.0%
                  Daikyonishikawa Corp.                                              13,000    165,258             0.0%
                  Dainichiseika Color & Chemicals Manufacturing Co., Ltd.            27,000    184,414             0.0%
                  Daio Paper Corp.                                                   30,000    380,332             0.0%
                  Daisan Bank, Ltd. (The)                                             5,700     86,843             0.0%
                  Daiseki Co., Ltd.                                                  11,600    258,691             0.0%
                  Daiseki Eco. Solution Co., Ltd.                                     3,240     37,992             0.0%
                  Daishi Bank, Ltd. (The)                                           109,000    437,618             0.0%
                  Daisyo Corp.                                                        1,500     21,668             0.0%
                  Daito Pharmaceutical Co., Ltd.                                      5,280    108,449             0.0%
                  Daito Trust Construction Co., Ltd.                                  4,700    691,619             0.0%
                  Daitron Co., Ltd.                                                   1,700     17,304             0.0%
                  Daiwa House Industry Co., Ltd.                                     46,000  1,367,532             0.1%
                  Daiwa Securities Group, Inc.                                      283,000  1,721,594             0.1%
                  Daiwabo Holdings Co., Ltd.                                         68,000    239,150             0.0%
                  DCM Holdings Co., Ltd.                                             40,300    350,862             0.0%
                  Dena Co., Ltd.                                                     20,300    435,176             0.0%
                  Denka Co., Ltd.                                                   179,000    922,265             0.1%
                  Denso Corp.                                                        25,900  1,117,783             0.1%
                  Dentsu, Inc.                                                        7,700    434,643             0.0%
                  Denyo Co., Ltd.                                                     5,400     79,187             0.0%
                  Descente, Ltd.                                                     14,700    178,314             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
*                 Dexerials Corp.                                                     4,200 $   37,767             0.0%
                  DIC Corp.                                                          32,300  1,149,774             0.1%
                  Digital Arts, Inc.                                                    600     16,666             0.0%
                  Digital Garage, Inc.                                                1,800     38,104             0.0%
                  Dip Corp.                                                           5,300    117,105             0.0%
                  Disco Corp.                                                         3,300    521,988             0.0%
                  DKS Co., Ltd.                                                      21,000     85,145             0.0%
                  DMG Mori Co., Ltd.                                                 42,900    708,379             0.0%
                  Don Quijote Holdings Co., Ltd.                                      6,400    233,177             0.0%
                  Doshisha Co., Ltd.                                                  8,700    175,905             0.0%
                  Doutor Nichires Holdings Co., Ltd.                                  8,000    169,645             0.0%
                  Dowa Holdings Co., Ltd.                                           100,000    744,464             0.1%
                  Dream Incubator, Inc.                                               2,700     49,703             0.0%
                  DTS Corp.                                                           7,300    191,651             0.0%
                  Dunlop Sports Co., Ltd.                                             3,300     30,664             0.0%
                  Dvx, Inc.                                                           1,100     13,476             0.0%
                  Eagle Industry Co., Ltd.                                           11,700    165,608             0.0%
                  Earth Chemical Co., Ltd.                                            1,700     92,122             0.0%
                  East Japan Railway Co.                                              8,700    780,761             0.1%
                  Ebara Corp.                                                        35,400  1,078,420             0.1%
                  Ebara Jitsugyo Co., Ltd.                                            2,200     28,302             0.0%
                  Eco's Co., Ltd.                                                     2,300     23,877             0.0%
                  EDION Corp.                                                        36,700    357,759             0.0%
                  EF-ON, Inc.                                                         3,200     27,009             0.0%
                  eGuarantee, Inc.                                                    1,000     21,895             0.0%
                  Ehime Bank, Ltd. (The)                                             15,400    194,758             0.0%
                  Eidai Co., Ltd.                                                     7,000     32,140             0.0%
                  Eighteenth Bank, Ltd. (The)                                        50,000    153,654             0.0%
                  Eiken Chemical Co., Ltd.                                            6,200    170,315             0.0%
                  Eisai Co., Ltd.                                                     1,700     89,385             0.0%
                  Elecom Co., Ltd.                                                    7,400    152,988             0.0%
                  Electric Power Development Co., Ltd.                                6,900    160,068             0.0%
                  Elematec Corp.                                                      4,552     72,031             0.0%
                  EM Systems Co., Ltd.                                                2,000     32,693             0.0%
                  en-japan, Inc.                                                      5,600    124,476             0.0%
                  Endo Lighting Corp.                                                 3,500     28,232             0.0%
*                 Eneres Co., Ltd.                                                    6,800     31,629             0.0%
*                 Enigmo, Inc.                                                          800     14,020             0.0%
                  Enplas Corp.                                                        6,000    163,971             0.0%
                  EPS Holdings, Inc.                                                  9,600    126,514             0.0%
                  eRex Co., Ltd.                                                      5,100     61,137             0.0%
                  ES-Con Japan, Ltd.                                                 16,900     59,174             0.0%
                  ESPEC Corp.                                                         9,800    118,652             0.0%
                  Excel Co., Ltd.                                                     5,400     71,021             0.0%
                  Exedy Corp.                                                        13,300    363,125             0.0%
                  Ezaki Glico Co., Ltd.                                               9,000    474,280             0.0%
                  F-Tech, Inc.                                                        2,400     28,865             0.0%
                  F@N Communications, Inc.                                           10,300     82,163             0.0%
                  Falco Holdings Co., Ltd.                                            2,300     31,562             0.0%
                  FamilyMart UNY Holdings Co., Ltd.                                  14,371    812,337             0.1%
                  Fancl Corp.                                                        11,500    193,447             0.0%
                  FANUC Corp.                                                         3,700    753,305             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Fast Retailing Co., Ltd.                                            1,500 $  489,927             0.0%
                  FCC Co., Ltd.                                                      14,500    276,863             0.0%
#*                FDK Corp.                                                          21,000     22,034             0.0%
                  Feed One Co., Ltd.                                                 37,880     70,301             0.0%
                  Ferrotec Holdings Corp.                                            13,000    154,710             0.0%
                  FIDEA Holdings Co., Ltd.                                           76,000    142,690             0.0%
                  Fields Corp.                                                        6,700     75,234             0.0%
                  Financial Products Group Co., Ltd.                                 14,000    121,601             0.0%
                  FINDEX, Inc.                                                        4,200     36,753             0.0%
                  Fixstars Corp.                                                        900     22,878             0.0%
                  FJ Next Co., Ltd.                                                   4,700     40,111             0.0%
*                 Flight Holdings, Inc.                                               2,000     22,437             0.0%
                  Foster Electric Co., Ltd.                                          11,200    187,005             0.0%
                  FP Corp.                                                            8,900    423,795             0.0%
                  France Bed Holdings Co., Ltd.                                       5,400     45,395             0.0%
                  Freebit Co., Ltd.                                                   5,200     42,929             0.0%
                  Freund Corp.                                                        3,900     46,714             0.0%
                  FTGroup Co., Ltd.                                                   4,600     32,165             0.0%
                  Fudo Tetra Corp.                                                   68,700    112,943             0.0%
                  Fuji Co., Ltd.                                                      6,100    151,078             0.0%
                  Fuji Corp.                                                          1,700     30,491             0.0%
                  Fuji Corp., Ltd.                                                   11,200     73,352             0.0%
                  Fuji Electric Co., Ltd.                                           157,000    860,561             0.1%
                  Fuji Furukawa Engineering & Construction Co., Ltd.                  1,000      3,123             0.0%
                  Fuji Kiko Co., Ltd.                                                 4,000     21,544             0.0%
                  Fuji Kyuko Co., Ltd.                                                9,000     82,384             0.0%
                  Fuji Oil Co., Ltd.                                                 28,000     90,173             0.0%
                  Fuji Oil Holdings, Inc.                                            16,300    382,458             0.0%
                  Fuji Pharma Co., Ltd.                                               3,100    100,868             0.0%
                  Fuji Seal International, Inc.                                      14,000    333,013             0.0%
                  Fuji Soft, Inc.                                                     9,700    256,098             0.0%
                  Fujibo Holdings, Inc.                                               3,800    103,612             0.0%
                  Fujicco Co., Ltd.                                                   4,000     91,532             0.0%
                  FUJIFILM Holdings Corp.                                            16,300    604,968             0.0%
                  Fujikura Kasei Co., Ltd.                                           10,700     63,159             0.0%
                  Fujikura Rubber, Ltd.                                               7,500     45,634             0.0%
                  Fujikura, Ltd.                                                    114,000    857,050             0.1%
                  Fujimi, Inc.                                                        9,600    185,257             0.0%
                  Fujimori Kogyo Co., Ltd.                                            6,000    187,946             0.0%
                  Fujisash Co., Ltd.                                                 55,900     50,571             0.0%
                  Fujita Kanko, Inc.                                                 30,000     96,416             0.0%
                  Fujitec Co., Ltd.                                                  20,300    240,578             0.0%
                  Fujitsu Frontech, Ltd.                                              5,600     77,499             0.0%
                  Fujitsu General, Ltd.                                              18,000    381,792             0.0%
                  Fujitsu, Ltd.                                                     407,500  2,543,744             0.1%
                  Fujiya Co., Ltd.                                                   24,000     55,191             0.0%
                  FuKoKu Co., Ltd.                                                    1,400     11,445             0.0%
                  Fukuda Corp.                                                       10,000     88,562             0.0%
                  Fukuda Denshi Co., Ltd.                                             1,500     90,580             0.0%
                  Fukui Bank, Ltd. (The)                                             88,000    216,350             0.0%
                  Fukuoka Financial Group, Inc.                                     220,400  1,005,438             0.1%
                  Fukushima Bank, Ltd. (The)                                        120,000     94,711             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Fukushima Industries Corp.                                          5,200 $  184,568             0.0%
                  Fukuyama Transporting Co., Ltd.                                    56,000    340,463             0.0%
                  FULLCAST Holdings Co., Ltd.                                         6,800     67,356             0.0%
                  Fumakilla, Ltd.                                                     5,000     34,392             0.0%
                  Funai Soken Holdings, Inc.                                          4,440     85,336             0.0%
                  Furukawa Battery Co., Ltd. (The)                                    3,000     19,360             0.0%
                  Furukawa Co., Ltd.                                                 73,000    140,889             0.0%
                  Furukawa Electric Co., Ltd.                                        28,100  1,137,537             0.1%
                  Furuno Electric Co., Ltd.                                           6,600     40,376             0.0%
                  Furusato Industries, Ltd.                                           1,500     22,184             0.0%
                  Furuya Metal Co., Ltd.                                                100      1,936             0.0%
                  Fuso Chemical Co., Ltd.                                             5,600    174,997             0.0%
                  Fuso Pharmaceutical Industries, Ltd.                                3,000     77,040             0.0%
                  Futaba Industrial Co., Ltd.                                        26,100    218,142             0.0%
                  Future Corp.                                                       15,100    117,295             0.0%
                  Fuyo General Lease Co., Ltd.                                        7,700    359,467             0.0%
                  G-7 Holdings, Inc.                                                  3,000     62,444             0.0%
                  G-Tekt Corp.                                                        7,800    137,608             0.0%
                  Gakken Holdings Co., Ltd.                                           2,100     57,838             0.0%
                  GCA Corp.                                                          10,800     87,306             0.0%
                  Gecoss Corp.                                                        7,400     80,399             0.0%
                  Genky Stores, Inc.                                                  5,000    127,935             0.0%
                  Geo Holdings Corp.                                                 12,700    140,287             0.0%
                  Giken, Ltd.                                                         2,800     65,078             0.0%
                  GLOBERIDE, Inc.                                                     2,800     48,509             0.0%
                  Glory, Ltd.                                                        15,800    530,539             0.0%
                  GMO internet, Inc.                                                 16,400    194,667             0.0%
#                 GMO Payment Gateway, Inc.                                           3,800    170,461             0.0%
                  Godo Steel, Ltd.                                                    5,700     83,843             0.0%
                  Gokurakuyu Holdings Co., Ltd.                                       6,900     50,844             0.0%
                  Goldcrest Co., Ltd.                                                 8,910    158,432             0.0%
                  Golf Digest Online, Inc.                                            6,700     48,841             0.0%
                  GS Yuasa Corp.                                                    130,000    602,314             0.0%
                  GSI Creos Corp.                                                    29,000     37,484             0.0%
                  GungHo Online Entertainment, Inc.                                  55,900    125,416             0.0%
                  Gunma Bank, Ltd. (The)                                            153,000    820,719             0.1%
                  Gunze, Ltd.                                                        58,000    234,562             0.0%
                  Gurunavi, Inc.                                                      5,600    112,350             0.0%
                  H-One Co., Ltd.                                                     3,700     53,936             0.0%
                  H2O Retailing Corp.                                                34,725    589,401             0.0%
                  HABA Laboratories, Inc.                                               500     17,938             0.0%
                  Hachijuni Bank, Ltd. (The)                                        118,000    696,831             0.0%
                  Hagihara Industries, Inc.                                           1,800     42,843             0.0%
                  Hagiwara Electric Co., Ltd.                                         2,600     52,409             0.0%
                  Hakudo Co., Ltd.                                                    2,800     41,423             0.0%
                  Hakuhodo DY Holdings, Inc.                                         37,500    457,093             0.0%
                  Hakuto Co., Ltd.                                                    5,400     57,643             0.0%
                  Halows Co., Ltd.                                                    2,000     42,100             0.0%
                  Hamakyorex Co., Ltd.                                                8,400    176,192             0.0%
                  Hamamatsu Photonics K.K.                                           10,100    297,001             0.0%
                  Haneda Zenith Holdings Co., Ltd.                                    8,900     20,997             0.0%
                  Hankyu Hanshin Holdings, Inc.                                      37,800  1,248,663             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Hanwa Co., Ltd.                                                    71,000 $  503,418             0.0%
                  Happinet Corp.                                                      8,600    141,627             0.0%
                  Hard Off Corp. Co., Ltd.                                            2,400     22,860             0.0%
                  Harima Chemicals Group, Inc.                                          700      4,731             0.0%
                  Harmonic Drive Systems, Inc.                                        3,100     97,425             0.0%
                  Haseko Corp.                                                       53,600    611,829             0.0%
                  Havix Corp.                                                         1,800     21,614             0.0%
*                 Hayashikane Sangyo Co., Ltd.                                        3,600     26,823             0.0%
                  Hazama Ando Corp.                                                  56,620    403,229             0.0%
                  Hearts United Group Co., Ltd.                                       1,900     23,984             0.0%
                  Heiwa Corp.                                                        17,700    456,175             0.0%
                  Heiwa Real Estate Co., Ltd.                                        13,700    218,498             0.0%
                  Heiwado Co., Ltd.                                                  12,100    259,436             0.0%
                  HI-LEX Corp.                                                        4,200    103,744             0.0%
                  Hibiya Engineering, Ltd.                                            3,700     54,541             0.0%
                  Hiday Hidaka Corp.                                                  5,971    126,099             0.0%
                  Hikari Tsushin, Inc.                                                4,000    384,171             0.0%
                  Hino Motors, Ltd.                                                  40,300    505,656             0.0%
                  Hioki EE Corp.                                                      2,200     45,162             0.0%
                  Hirakawa Hewtech Corp.                                              1,000     11,611             0.0%
                  Hiramatsu, Inc.                                                     4,800     27,988             0.0%
                  Hirose Electric Co., Ltd.                                             700     94,080             0.0%
                  Hiroshima Bank, Ltd. (The)                                        109,000    470,543             0.0%
                  Hiroshima Gas Co., Ltd.                                            10,500     33,345             0.0%
                  HIS Co., Ltd.                                                      16,500    393,220             0.0%
                  Hisamitsu Pharmaceutical Co., Inc.                                  1,300     66,552             0.0%
                  Hitachi Capital Corp.                                              23,700    580,308             0.0%
                  Hitachi Chemical Co., Ltd.                                         26,600    761,801             0.1%
                  Hitachi Construction Machinery Co., Ltd.                           38,000    979,632             0.1%
                  Hitachi High-Technologies Corp.                                    13,900    554,876             0.0%
                  Hitachi Kokusai Electric, Inc.                                     21,000    470,983             0.0%
                  Hitachi Maxell, Ltd.                                               13,300    262,826             0.0%
                  Hitachi Metals, Ltd.                                               48,410    677,948             0.0%
                  Hitachi Transport System, Ltd.                                     13,800    293,294             0.0%
                  Hitachi Zosen Corp.                                                69,500    403,626             0.0%
                  Hitachi, Ltd.                                                     727,000  4,016,215             0.2%
                  Hitachi, Ltd. ADR                                                  10,080    557,878             0.0%
                  Hito Communications, Inc.                                           3,400     52,601             0.0%
                  Hochiki Corp.                                                       8,900    114,730             0.0%
                  Hodogaya Chemical Co., Ltd.                                         2,800     86,787             0.0%
                  Hogy Medical Co., Ltd.                                              3,500    224,790             0.0%
                  Hokkaido Electric Power Co., Inc.                                  37,100    269,322             0.0%
                  Hokkaido Gas Co., Ltd.                                             22,000     53,482             0.0%
                  Hokkan Holdings, Ltd.                                              15,000     68,805             0.0%
                  Hokko Chemical Industry Co., Ltd.                                   7,000     30,015             0.0%
                  Hokkoku Bank, Ltd. (The)                                          112,000    420,145             0.0%
                  Hokuetsu Bank, Ltd. (The)                                           7,100    174,056             0.0%
                  Hokuetsu Industries Co., Ltd.                                       7,000     61,163             0.0%
                  Hokuetsu Kishu Paper Co., Ltd.                                     52,100    363,307             0.0%
                  Hokuhoku Financial Group, Inc.                                     47,200    741,392             0.1%
                  Hokuriku Electric Industry Co., Ltd.                               25,000     29,849             0.0%
                  Hokuriku Electric Power Co.                                        33,100    305,932             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Hokuriku Electrical Construction Co., Ltd.                          2,400 $   18,641             0.0%
                  Hokuto Corp.                                                        7,500    140,729             0.0%
                  Honda Motor Co., Ltd.                                             146,500  4,263,979             0.2%
                  Honda Motor Co., Ltd. Sponsored ADR                                37,467  1,090,290             0.1%
                  Honeys Holdings Co., Ltd.                                           5,500     55,402             0.0%
                  Hoosiers Holdings                                                  11,900     68,540             0.0%
                  Horiba, Ltd.                                                        9,500    560,087             0.0%
                  Hoshizaki Corp.                                                     4,100    342,074             0.0%
                  Hosokawa Micron Corp.                                               3,600    132,343             0.0%
                  House Foods Group, Inc.                                             9,300    207,025             0.0%
                  Howa Machinery, Ltd.                                                4,600     30,634             0.0%
                  Hoya Corp.                                                         16,300    779,022             0.1%
                  Hulic Co., Ltd.                                                    12,200    115,055             0.0%
                  Hyakugo Bank, Ltd. (The)                                          108,000    436,241             0.0%
                  Hyakujushi Bank, Ltd. (The)                                        98,000    324,705             0.0%
                  I-Net Corp.                                                         3,630     41,475             0.0%
                  Ibiden Co., Ltd.                                                   44,500    783,314             0.1%
                  IBJ Leasing Co., Ltd.                                              11,800    256,640             0.0%
                  IBJ, Inc.                                                           4,300     22,471             0.0%
                  Ichibanya Co., Ltd.                                                 2,100     67,744             0.0%
                  Ichigo, Inc.                                                       55,100    160,202             0.0%
                  Ichiken Co., Ltd.                                                  11,000     41,525             0.0%
                  Ichikoh Industries, Ltd.                                           24,000    125,123             0.0%
                  Ichinen Holdings Co., Ltd.                                          5,400     57,431             0.0%
                  Ichiyoshi Securities Co., Ltd.                                     16,900    134,694             0.0%
                  Idec Corp.                                                          6,400     70,395             0.0%
                  Idemitsu Kosan Co., Ltd.                                           21,800    696,988             0.0%
                  IDOM, Inc.                                                         24,500    128,525             0.0%
*                 Ihara Chemical Industry Co., Ltd.                                  11,000     99,615             0.0%
*                 IHI Corp.                                                         463,000  1,567,899             0.1%
                  Iida Group Holdings Co., Ltd.                                      24,616    392,032             0.0%
                  Iino Kaiun Kaisha, Ltd.                                            42,200    174,253             0.0%
                  IJT Technology Holdings Co., Ltd.                                   3,000     16,975             0.0%
                  Ikegami Tsushinki Co., Ltd.                                        36,000     47,479             0.0%
                  Imagica Robot Holdings, Inc.                                        7,800     48,355             0.0%
                  Imasen Electric Industrial                                          6,800     64,362             0.0%
                  Imperial Hotel, Ltd.                                                  600     11,357             0.0%
                  Imuraya Group Co., Ltd.                                               800     11,797             0.0%
                  Inaba Denki Sangyo Co., Ltd.                                       10,500    381,840             0.0%
                  Inabata & Co., Ltd.                                                16,800    207,600             0.0%
                  Inageya Co., Ltd.                                                   5,200     74,593             0.0%
                  Ines Corp.                                                          8,100     75,708             0.0%
                  Infocom Corp.                                                       4,900     85,760             0.0%
                  Information Services International-Dentsu, Ltd.                     5,400    118,594             0.0%
                  Innotech Corp.                                                      9,600     55,705             0.0%
                  Intage Holdings, Inc.                                               5,500    103,085             0.0%
                  Internet Initiative Japan, Inc.                                    12,400    226,827             0.0%
                  Inui Global Logistics Co., Ltd.                                     1,800     14,725             0.0%
                  Iriso Electronics Co., Ltd.                                         3,200    202,499             0.0%
                  Ise Chemicals Corp.                                                 3,000     12,646             0.0%
                  Iseki & Co., Ltd.                                                  80,000    164,467             0.0%
                  Isetan Mitsukoshi Holdings, Ltd.                                   85,900    938,646             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
*                 Ishihara Sangyo Kaisha, Ltd.                                       13,900 $  136,104             0.0%
                  Isuzu Motors, Ltd.                                                121,700  1,654,156             0.1%
                  Ito En, Ltd.                                                        9,800    355,357             0.0%
                  ITOCHU Corp.                                                       68,500    969,273             0.1%
                  Itochu Enex Co., Ltd.                                              20,000    166,731             0.0%
                  Itochu Techno-Solutions Corp.                                      11,200    326,087             0.0%
                  Itochu-Shokuhin Co., Ltd.                                           1,400     58,569             0.0%
                  Itoham Yonekyu Holdings, Inc.                                      20,468    189,169             0.0%
                  Itoki Corp.                                                        15,800    100,139             0.0%
                  IwaiCosmo Holdings, Inc.                                            7,200     69,069             0.0%
                  Iwaki & Co., Ltd.                                                   5,000     13,287             0.0%
                  Iwasaki Electric Co., Ltd.                                         37,000     54,755             0.0%
                  Iwatani Corp.                                                      73,000    430,436             0.0%
                  Iyo Bank, Ltd. (The)                                               85,143    604,784             0.0%
                  Izumi Co., Ltd.                                                     6,200    310,091             0.0%
*                 Izutsuya Co., Ltd.                                                  7,100     28,600             0.0%
                  J Front Retailing Co., Ltd.                                        68,000    980,219             0.1%
                  J Trust Co., Ltd.                                                  27,100    210,449             0.0%
                  J-Oil Mills, Inc.                                                   4,500    174,756             0.0%
                  JAC Recruitment Co., Ltd.                                           3,100     47,545             0.0%
                  Jaccs Co., Ltd.                                                    55,000    236,035             0.0%
                  Jalux, Inc.                                                         2,600     59,835             0.0%
                  Jamco Corp.                                                         4,800    112,012             0.0%
                  Janome Sewing Machine Co., Ltd.                                     5,100     35,540             0.0%
                  Japan Airport Terminal Co., Ltd.                                    7,200    250,099             0.0%
                  Japan Asia Group, Ltd.                                              9,300     31,782             0.0%
*                 Japan Asset Marketing Co., Ltd.                                    14,500     17,448             0.0%
                  Japan Aviation Electronics Industry, Ltd.                          21,000    287,246             0.0%
                  Japan Cash Machine Co., Ltd.                                       10,100    117,223             0.0%
#*                Japan Display, Inc.                                               164,600    372,085             0.0%
*                 Japan Drilling Co., Ltd.                                            5,400    103,393             0.0%
                  Japan Exchange Group, Inc.                                         31,800    445,893             0.0%
                  Japan Lifeline Co., Ltd.                                            3,600     72,257             0.0%
#                 Japan Material Co., Ltd.                                            3,800     62,269             0.0%
                  Japan Medical Dynamic Marketing, Inc.                               6,200     42,699             0.0%
                  Japan Property Management Center Co., Ltd.                          2,900     34,186             0.0%
                  Japan Pulp & Paper Co., Ltd.                                       31,000    107,693             0.0%
                  Japan Radio Co., Ltd.                                               6,000     77,689             0.0%
                  Japan Securities Finance Co., Ltd.                                 44,800    235,726             0.0%
                  Japan Steel Works, Ltd. (The)                                      25,000    401,356             0.0%
                  Japan Tobacco, Inc.                                                30,000    998,272             0.1%
                  Japan Transcity Corp.                                              10,000     42,253             0.0%
                  Japan Wool Textile Co., Ltd. (The)                                 25,000    196,082             0.0%
                  JBCC Holdings, Inc.                                                 2,800     20,350             0.0%
                  JCU Corp.                                                           5,000    149,265             0.0%
                  Jeol, Ltd.                                                         43,000    211,692             0.0%
                  JFE Holdings, Inc.                                                 79,832  1,361,662             0.1%
                  JGC Corp.                                                          38,000    663,558             0.0%
*                 JIG-SAW, Inc.                                                         600     33,344             0.0%
                  Jimoto Holdings, Inc.                                               9,000     15,995             0.0%
                  JINS, Inc.                                                          3,200    172,210             0.0%
                  JK Holdings Co., Ltd.                                               3,900     23,271             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  JMS Co., Ltd.                                                       5,000 $   14,842             0.0%
                  Joban Kosan Co., Ltd.                                                 900     14,116             0.0%
                  Joshin Denki Co., Ltd.                                             16,000    170,408             0.0%
                  JP-Holdings, Inc.                                                  16,300     44,476             0.0%
                  JSP Corp.                                                           4,400    102,638             0.0%
                  JSR Corp.                                                          39,700    725,541             0.1%
                  JTEKT Corp.                                                        47,100    742,954             0.1%
                  Juki Corp.                                                         15,100    173,515             0.0%
                  Juroku Bank, Ltd. (The)                                           136,000    432,110             0.0%
                  Justsystems Corp.                                                   8,400    100,827             0.0%
                  JVC Kenwood Corp.                                                  47,000    125,283             0.0%
                  JXTG Holdings, Inc.                                               324,968  1,466,266             0.1%
                  K's Holdings Corp.                                                 23,560    453,212             0.0%
                  kabu.com Securities Co., Ltd.                                      52,000    164,313             0.0%
*                 Kadokawa Dwango                                                    14,943    206,659             0.0%
                  Kaga Electronics Co., Ltd.                                          8,000    148,034             0.0%
                  Kajima Corp.                                                      130,000    882,728             0.1%
                  Kakaku.com, Inc.                                                   17,700    255,436             0.0%
                  Kaken Pharmaceutical Co., Ltd.                                      6,000    356,361             0.0%
                  Kakiyasu Honten Co., Ltd.                                           1,200     20,657             0.0%
                  Kameda Seika Co., Ltd.                                              3,700    168,235             0.0%
                  Kamei Corp.                                                        10,900    120,113             0.0%
                  Kamigumi Co., Ltd.                                                 63,000    572,492             0.0%
                  Kanaden Corp.                                                       2,800     27,123             0.0%
                  Kanagawa Chuo Kotsu Co., Ltd.                                       7,000     44,842             0.0%
                  Kanamoto Co., Ltd.                                                 12,500    338,915             0.0%
                  Kandenko Co., Ltd.                                                 37,000    367,790             0.0%
                  Kaneka Corp.                                                       83,000    654,441             0.0%
                  Kaneko Seeds Co., Ltd.                                              1,000     12,825             0.0%
                  Kanematsu Corp.                                                   158,000    321,945             0.0%
                  Kanematsu Electronics, Ltd.                                         1,800     48,385             0.0%
                  Kansai Electric Power Co., Inc. (The)                              35,700    482,456             0.0%
                  Kansai Paint Co., Ltd.                                             17,000    376,316             0.0%
                  Kansai Super Market, Ltd.                                           2,500     35,201             0.0%
                  Kansai Urban Banking Corp.                                         11,500    143,287             0.0%
                  Kanto Denka Kogyo Co., Ltd.                                        18,000    158,293             0.0%
                  Kao Corp.                                                          13,800    761,534             0.1%
*                 Kappa Create Co., Ltd.                                              2,900     32,994             0.0%
                  Kasai Kogyo Co., Ltd.                                              13,400    166,397             0.0%
                  Kato Sangyo Co., Ltd.                                              10,300    252,620             0.0%
                  Kato Works Co., Ltd.                                                4,200    109,174             0.0%
                  KAWADA TECHNOLOGIES, Inc.                                           1,700    110,046             0.0%
                  Kawagishi Bridge Works Co., Ltd.                                    2,000     16,597             0.0%
                  Kawai Musical Instruments Manufacturing Co., Ltd.                   4,300     90,049             0.0%
                  Kawasaki Heavy Industries, Ltd.                                   302,000    914,338             0.1%
#*                Kawasaki Kisen Kaisha, Ltd.                                       360,000    946,557             0.1%
                  KDDI Corp.                                                         65,400  1,734,019             0.1%
                  Keihan Holdings Co., Ltd.                                         126,000    792,679             0.1%
                  Keihanshin Building Co., Ltd.                                      12,700     72,693             0.0%
                  Keihin Co., Ltd.                                                   29,000     40,073             0.0%
                  Keihin Corp.                                                       18,300    287,949             0.0%
                  Keikyu Corp.                                                       23,000    264,014             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Keio Corp.                                                         30,000 $  240,254             0.0%
                  Keisei Electric Railway Co., Ltd.                                  14,800    352,228             0.0%
                  Keiyo Bank, Ltd. (The)                                             99,000    431,234             0.0%
                  Keiyo Co., Ltd.                                                     9,500     56,503             0.0%
#                 Kenedix, Inc.                                                      53,600    247,293             0.0%
                  Kenko Mayonnaise Co., Ltd.                                          4,700    118,744             0.0%
                  Kewpie Corp.                                                       17,800    452,923             0.0%
                  Key Coffee, Inc.                                                    4,400     87,063             0.0%
                  Keyence Corp.                                                         904    363,421             0.0%
                  KFC Holdings Japan, Ltd.                                            5,400     94,277             0.0%
*                 KI Holdings Co., Ltd.                                               2,000      5,236             0.0%
                  Ki-Star Real Estate Co., Ltd.                                       2,300     33,627             0.0%
                  Kikkoman Corp.                                                     10,000    307,757             0.0%
                  Kinden Corp.                                                       34,300    518,927             0.0%
                  King Jim Co., Ltd.                                                  1,800     14,358             0.0%
*                 Kinki Sharyo Co., Ltd. (The)                                          900     19,964             0.0%
*                 Kintetsu Department Store Co., Ltd.                                 8,000     25,115             0.0%
                  Kintetsu Group Holdings Co., Ltd.                                  86,000    314,054             0.0%
                  Kintetsu World Express, Inc.                                       15,800    244,935             0.0%
                  Kirin Holdings Co., Ltd.                                           83,740  1,630,228             0.1%
                  Kita-Nippon Bank, Ltd. (The)                                        2,800     80,815             0.0%
                  Kitagawa Iron Works Co., Ltd.                                       4,400     84,983             0.0%
                  Kitano Construction Corp.                                          11,000     29,780             0.0%
                  Kito Corp.                                                          6,600     68,877             0.0%
                  Kitz Corp.                                                         32,800    229,676             0.0%
                  Kiyo Bank, Ltd. (The)                                              29,200    456,138             0.0%
#*                KLab, Inc.                                                         15,600    113,717             0.0%
*                 KNT-CT Holdings Co., Ltd.                                          44,000     55,685             0.0%
                  Koa Corp.                                                          14,500    245,768             0.0%
                  Koatsu Gas Kogyo Co., Ltd.                                          8,000     53,069             0.0%
                  Kobayashi Pharmaceutical Co., Ltd.                                  5,200    272,785             0.0%
                  Kobe Bussan Co., Ltd.                                               3,100    114,118             0.0%
*                 Kobe Electric Railway Co., Ltd.                                     7,000     23,926             0.0%
*                 Kobe Steel, Ltd.                                                   71,600    636,098             0.0%
                  Kohnan Shoji Co., Ltd.                                             11,700    225,778             0.0%
                  Kohsoku Corp.                                                       2,200     21,734             0.0%
                  Koito Manufacturing Co., Ltd.                                      19,000    981,788             0.1%
*                 Kojima Co., Ltd.                                                    8,800     23,285             0.0%
                  Kokusai Co., Ltd.                                                   3,100     23,514             0.0%
                  Kokuyo Co., Ltd.                                                   34,200    444,132             0.0%
                  KOMAIHALTEC, Inc.                                                   1,200     22,501             0.0%
                  Komatsu Wall Industry Co., Ltd.                                     3,200     58,693             0.0%
                  Komatsu, Ltd.                                                      57,300  1,531,143             0.1%
                  Komehyo Co., Ltd.                                                   3,500     33,252             0.0%
                  Komeri Co., Ltd.                                                   12,800    314,244             0.0%
                  Konaka Co., Ltd.                                                    7,400     39,562             0.0%
                  Konami Holdings Corp.                                              14,600    607,759             0.0%
                  Kondotec, Inc.                                                      4,500     37,156             0.0%
                  Konica Minolta, Inc.                                              122,200  1,081,790             0.1%
                  Konishi Co., Ltd.                                                  12,400    158,344             0.0%
                  Konoike Transport Co., Ltd.                                        11,000    149,528             0.0%
                  Kose Corp.                                                          2,600    247,013             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Kosei Securities Co., Ltd. (The)                                    9,000 $   13,086             0.0%
                  Koshidaka Holdings Co., Ltd.                                        2,200     54,290             0.0%
                  Kotobuki Spirits Co., Ltd.                                          1,500     40,407             0.0%
                  Kourakuen Holdings Corp.                                            3,500     56,193             0.0%
                  Krosaki Harima Corp.                                               29,000    112,669             0.0%
                  KRS Corp.                                                           2,700     61,013             0.0%
                  Kubota Corp.                                                       19,000    299,303             0.0%
                  Kubota Corp. Sponsored ADR                                          4,000    314,360             0.0%
                  Kumagai Gumi Co., Ltd.                                            141,000    379,338             0.0%
                  Kumiai Chemical Industry Co., Ltd.                                 10,900     62,897             0.0%
                  Kura Corp.                                                          4,200    172,911             0.0%
                  Kurabo Industries, Ltd.                                            76,000    169,679             0.0%
                  Kuraray Co., Ltd.                                                  98,700  1,592,930             0.1%
                  Kureha Corp.                                                        6,000    265,941             0.0%
                  Kurimoto, Ltd.                                                      5,100    100,591             0.0%
                  Kurita Water Industries, Ltd.                                      22,000    568,103             0.0%
                  Kuriyama Holdings Corp.                                             4,200     62,496             0.0%
                  Kuroda Electric Co., Ltd.                                          16,200    337,962             0.0%
                  Kusuri no Aoki Holdings Co., Ltd.                                   3,600    155,522             0.0%
                  KYB Corp.                                                          79,000    390,215             0.0%
                  Kyocera Corp. Sponsored ADR                                         3,006    171,132             0.0%
                  Kyodo Printing Co., Ltd.                                           29,000     96,063             0.0%
                  Kyoei Steel, Ltd.                                                   8,300    134,201             0.0%
                  Kyokuto Boeki Kaisha, Ltd.                                          7,000     15,448             0.0%
                  Kyokuto Kaihatsu Kogyo Co., Ltd.                                   11,000    181,566             0.0%
                  Kyokuto Securities Co., Ltd.                                        6,600     98,396             0.0%
                  Kyokuyo Co., Ltd.                                                   2,400     63,184             0.0%
                  KYORIN Holdings, Inc.                                              10,600    222,062             0.0%
                  Kyoritsu Maintenance Co., Ltd.                                      9,520    278,168             0.0%
                  Kyoritsu Printing Co., Ltd.                                         3,500     10,803             0.0%
                  Kyosan Electric Manufacturing Co., Ltd.                            12,000     48,865             0.0%
                  Kyowa Exeo Corp.                                                   30,500    460,820             0.0%
                  Kyowa Hakko Kirin Co., Ltd.                                        20,600    353,928             0.0%
                  Kyowa Leather Cloth Co., Ltd.                                       3,700     29,360             0.0%
                  Kyudenko Corp.                                                     15,000    429,837             0.0%
                  Kyushu Electric Power Co., Inc.                                    19,000    204,950             0.0%
                  Kyushu Financial Group, Inc.                                       99,050    617,588             0.0%
                  LAC Co., Ltd.                                                       3,800     41,164             0.0%
*                 Laox Co., Ltd.                                                     13,100     62,793             0.0%
                  Lasertec Corp.                                                     15,000    195,410             0.0%
                  Lawson, Inc.                                                        1,800    119,428             0.0%
                  LEC, Inc.                                                           2,800     55,930             0.0%
                  Leopalace21 Corp.                                                  98,300    522,499             0.0%
                  Life Corp.                                                          7,400    196,893             0.0%
                  Lifull Co., Ltd.                                                   13,000     91,238             0.0%
                  Lintec Corp.                                                       16,400    361,598             0.0%
                  Lion Corp.                                                         36,000    650,520             0.0%
                  LIXIL Group Corp.                                                  43,000  1,074,690             0.1%
                  Look, Inc.                                                         15,000     27,601             0.0%
                  M3, Inc.                                                            8,600    219,851             0.0%
                  Mabuchi Motor Co., Ltd.                                             2,700    152,416             0.0%
                  Macnica Fuji Electronics Holdings, Inc.                            13,850    196,683             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Maeda Corp.                                                        54,000 $  496,595             0.0%
                  Maeda Kosen Co., Ltd.                                               5,900     77,533             0.0%
                  Maeda Road Construction Co., Ltd.                                  18,000    331,911             0.0%
                  Makino Milling Machine Co., Ltd.                                   41,000    365,262             0.0%
                  Makita Corp.                                                       14,200    506,652             0.0%
                  Makita Corp. Sponsored ADR                                          1,936     69,289             0.0%
                  Mamezou Holdings Co., Ltd.                                          6,100     47,861             0.0%
                  Mamiya-Op Co., Ltd.                                                   800      8,464             0.0%
                  Mandom Corp.                                                        3,000    142,401             0.0%
                  Mani, Inc.                                                          5,600    144,863             0.0%
                  Marubeni Corp.                                                    264,400  1,629,691             0.1%
                  Marubun Corp.                                                       4,300     26,973             0.0%
                  Marudai Food Co., Ltd.                                             49,000    224,330             0.0%
                  Marufuji Sheet Piling Co., Ltd.                                     3,000      6,969             0.0%
                  Maruha Nichiro Corp.                                               14,700    420,450             0.0%
                  Marui Group Co., Ltd.                                              14,300    195,844             0.0%
                  Maruichi Steel Tube, Ltd.                                           9,400    266,558             0.0%
                  Maruka Machinery Co., Ltd.                                          2,500     40,876             0.0%
                  Marusan Securities Co., Ltd.                                        5,900     46,396             0.0%
                  Maruwa Co., Ltd.                                                    3,400    121,421             0.0%
                  Maruwa Unyu Kikan Co., Ltd.                                         2,600     60,901             0.0%
                  Maruyama Manufacturing Co., Inc.                                    1,400     22,409             0.0%
*                 Maruzen CHI Holdings Co., Ltd.                                      3,700     11,619             0.0%
                  Maruzen Showa Unyu Co., Ltd.                                       13,000     51,199             0.0%
                  Marvelous, Inc.                                                     6,100     50,639             0.0%
                  Matsuda Sangyo Co., Ltd.                                            5,700     76,355             0.0%
                  Matsui Construction Co., Ltd.                                       7,200     61,929             0.0%
                  Matsui Securities Co., Ltd.                                        11,700     95,373             0.0%
                  Matsumotokiyoshi Holdings Co., Ltd.                                 9,800    491,498             0.0%
                  Matsuya Co., Ltd.                                                   5,100     43,080             0.0%
                  Matsuya Foods Co., Ltd.                                             3,300    124,750             0.0%
                  Max Co., Ltd.                                                      12,000    175,557             0.0%
                  Maxvalu Tokai Co., Ltd.                                             1,600     27,420             0.0%
                  Mazda Motor Corp.                                                 134,900  1,992,779             0.1%
                  McDonald's Holdings Co. Japan, Ltd.                                 1,300     40,067             0.0%
                  MCJ Co., Ltd.                                                       2,400     27,679             0.0%
                  Mebuki Financial Group, Inc.                                      248,650    975,661             0.1%
                  MEC Co., Ltd.                                                       6,900     74,045             0.0%
                  Medical System Network Co., Ltd.                                   10,600     46,124             0.0%
                  Medipal Holdings Corp.                                             40,700    674,317             0.0%
*                 Meganesuper Co., Ltd.                                              20,700     12,263             0.0%
                  Megmilk Snow Brand Co., Ltd.                                       16,400    489,437             0.0%
                  Meidensha Corp.                                                    87,000    318,092             0.0%
                  Meiji Electric Industries Co., Ltd.                                 1,200     13,515             0.0%
                  MEIJI Holdings Co., Ltd.                                            9,774    830,837             0.1%
                  Meiji Shipping Co., Ltd.                                            7,600     29,057             0.0%
*                 Meiko Electronics Co., Ltd.                                         9,600     74,297             0.0%
                  Meiko Network Japan Co., Ltd.                                       7,400     96,447             0.0%
                  Meisei Industrial Co., Ltd.                                        14,100     80,184             0.0%
                  Meitec Corp.                                                        5,000    216,116             0.0%
                  Meiwa Corp.                                                         3,900     14,489             0.0%
                  Meiwa Estate Co., Ltd.                                              2,200     14,173             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Menicon Co., Ltd.                                                   2,300 $   71,724             0.0%
                  METAWATER Co., Ltd.                                                 3,200     83,498             0.0%
                  Michinoku Bank, Ltd. (The)                                         75,000    126,017             0.0%
                  Micronics Japan Co., Ltd.                                          17,200    149,473             0.0%
                  Mie Bank, Ltd. (The)                                                4,900    102,170             0.0%
                  Mie Kotsu Group Holdings, Inc.                                      2,300      7,738             0.0%
                  Mikuni Corp.                                                        7,500     29,087             0.0%
                  Milbon Co., Ltd.                                                    1,696     82,024             0.0%
                  Mimaki Engineering Co., Ltd.                                        1,800     10,600             0.0%
                  Mimasu Semiconductor Industry Co., Ltd.                             8,400    130,112             0.0%
                  Minato Bank, Ltd. (The)                                             7,900    149,877             0.0%
                  Minebea Mitsumi, Inc.                                             115,375  1,669,117             0.1%
                  Ministop Co., Ltd.                                                  6,400    122,330             0.0%
                  Miraca Holdings, Inc.                                              10,700    493,336             0.0%
                  Mirait Holdings Corp.                                              21,780    226,369             0.0%
                  Miroku Jyoho Service Co., Ltd.                                      2,600     49,279             0.0%
                  Misawa Homes Co., Ltd.                                             10,500     97,071             0.0%
                  MISUMI Group, Inc.                                                 19,500    369,428             0.0%
                  Mitani Corp.                                                        3,700    115,393             0.0%
                  Mitani Sekisan Co., Ltd.                                            1,200     28,958             0.0%
                  Mito Securities Co., Ltd.                                          29,500     77,877             0.0%
                  Mitsuba Corp.                                                      14,800    280,368             0.0%
                  Mitsubishi Chemical Holdings Corp.                                434,200  3,398,564             0.1%
                  Mitsubishi Corp.                                                   90,400  1,950,839             0.1%
                  Mitsubishi Electric Corp.                                         147,000  2,051,594             0.1%
                  Mitsubishi Estate Co., Ltd.                                        21,000    402,104             0.0%
                  Mitsubishi Gas Chemical Co., Inc.                                  46,500    994,316             0.1%
                  Mitsubishi Heavy Industries, Ltd.                                 447,500  1,793,073             0.1%
                  Mitsubishi Kakoki Kaisha, Ltd.                                     35,000     67,826             0.0%
                  Mitsubishi Logistics Corp.                                         27,000    349,314             0.0%
                  Mitsubishi Materials Corp.                                         44,800  1,333,999             0.1%
                  Mitsubishi Motors Corp.                                           186,700  1,195,728             0.1%
                  Mitsubishi Nichiyu Forklift Co., Ltd.                              15,800     96,611             0.0%
*                 Mitsubishi Paper Mills, Ltd.                                       11,300     77,809             0.0%
                  Mitsubishi Pencil Co., Ltd.                                         3,400    188,498             0.0%
                  Mitsubishi Research Institute, Inc.                                 2,200     63,740             0.0%
                  Mitsubishi Shokuhin Co., Ltd.                                       5,300    169,505             0.0%
                  Mitsubishi Steel Manufacturing Co., Ltd.                           80,000    167,294             0.0%
                  Mitsubishi Tanabe Pharma Corp.                                     15,400    312,818             0.0%
                  Mitsubishi UFJ Financial Group, Inc.                              453,700  2,874,912             0.1%
                  Mitsubishi UFJ Financial Group, Inc. Sponsored ADR                398,245  2,524,873             0.1%
                  Mitsubishi UFJ Lease & Finance Co., Ltd.                          173,500    906,688             0.1%
                  Mitsuboshi Belting, Ltd.                                           18,000    172,514             0.0%
                  Mitsui & Co., Ltd.                                                 95,100  1,342,868             0.1%
                  Mitsui & Co., Ltd. Sponsored ADR                                      919    260,160             0.0%
                  Mitsui Chemicals, Inc.                                            215,000  1,100,089             0.1%
                  Mitsui Engineering & Shipbuilding Co., Ltd.                       298,000    457,463             0.0%
                  Mitsui Fudosan Co., Ltd.                                           34,000    748,077             0.1%
                  Mitsui High-Tec, Inc.                                               8,800     83,403             0.0%
                  Mitsui Home Co., Ltd.                                               9,000     54,455             0.0%
                  Mitsui Matsushima Co., Ltd.                                         4,400     56,107             0.0%
                  Mitsui Mining & Smelting Co., Ltd.                                235,000    792,925             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
JAPAN -- (Continued)
                  Mitsui OSK Lines, Ltd.                                              321,000 $  982,776             0.1%
                  Mitsui Sugar Co., Ltd.                                                6,300    155,323             0.0%
                  Mitsui-Soko Holdings Co., Ltd.                                       44,000    129,513             0.0%
                  Miura Co., Ltd.                                                       3,200     53,619             0.0%
                  Miyaji Engineering Group, Inc.                                       17,000     32,742             0.0%
                  Miyazaki Bank, Ltd. (The)                                            74,000    227,357             0.0%
                  Miyoshi Oil & Fat Co., Ltd.                                          18,000     22,278             0.0%
                  Mizuho Financial Group, Inc.                                      2,047,455  3,742,602             0.2%
                  Mizuho Financial Group, Inc. ADR                                      5,047     18,573             0.0%
                  Mizuno Corp.                                                         44,000    227,496             0.0%
                  Mobile Factory, Inc.                                                  1,000     23,565             0.0%
                  Mochida Pharmaceutical Co., Ltd.                                      3,000    226,381             0.0%
                  Modec, Inc.                                                           8,600    181,032             0.0%
                  Monex Group, Inc.                                                    79,000    197,813             0.0%
                  Monogatari Corp. (The)                                                2,400    107,885             0.0%
#                 MonotaRO Co., Ltd.                                                   12,400    403,577             0.0%
                  MORESCO Corp.                                                         5,600     93,748             0.0%
                  Morinaga & Co., Ltd.                                                  9,800    463,105             0.0%
                  Morinaga Milk Industry Co., Ltd.                                     75,000    592,883             0.0%
                  Morita Holdings Corp.                                                 9,000    131,562             0.0%
                  Morito Co., Ltd.                                                      5,500     44,704             0.0%
                  Morozoff, Ltd.                                                        6,000     31,032             0.0%
#*                Morpho, Inc.                                                            700     28,430             0.0%
                  Mory Industries, Inc.                                                 1,600     32,101             0.0%
                  Mr Max Corp.                                                          8,300     34,679             0.0%
                  MS&AD Insurance Group Holdings, Inc.                                 42,013  1,369,795             0.1%
                  MTI, Ltd.                                                            14,200     80,949             0.0%
                  Mugen Estate Co., Ltd.                                                4,900     36,371             0.0%
                  Murata Manufacturing Co., Ltd.                                        8,013  1,076,350             0.1%
                  Musashi Seimitsu Industry Co., Ltd.                                   8,500    208,783             0.0%
                  Musashino Bank, Ltd. (The)                                           12,400    360,813             0.0%
                  Mutoh Holdings Co., Ltd.                                              8,000     16,858             0.0%
                  N Field Co., Ltd.                                                     2,700     32,404             0.0%
                  Nabtesco Corp.                                                       16,300    462,111             0.0%
                  NAC Co., Ltd.                                                         6,500     55,388             0.0%
                  Nachi-Fujikoshi Corp.                                                72,000    383,919             0.0%
                  Nagaileben Co., Ltd.                                                  2,000     46,092             0.0%
                  Nagano Bank, Ltd. (The)                                               3,600     64,296             0.0%
                  Nagase & Co., Ltd.                                                   43,500    630,786             0.0%
                  Nagatanien Holdings Co., Ltd.                                         7,000     88,777             0.0%
                  Nagawa Co., Ltd.                                                      1,800     62,706             0.0%
                  Nagoya Railroad Co., Ltd.                                            81,000    372,104             0.0%
                  Naigai Trans Line, Ltd.                                               1,700     17,090             0.0%
                  Nakabayashi Co., Ltd.                                                 4,000      9,545             0.0%
                  Nakamuraya Co., Ltd.                                                    892     37,523             0.0%
                  Nakanishi, Inc.                                                       4,200    165,265             0.0%
                  Nakano Corp.                                                          3,500     20,504             0.0%
                  Nakayama Steel Works, Ltd.                                            6,100     38,561             0.0%
                  Nankai Electric Railway Co., Ltd.                                    60,000    295,071             0.0%
                  Nanto Bank, Ltd. (The)                                                8,600    325,441             0.0%
                  Natori Co., Ltd.                                                      2,300     38,695             0.0%
                  NDS Co., Ltd.                                                           900     23,097             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  NEC Capital Solutions, Ltd.                                         2,800 $   45,231             0.0%
                  NEC Corp.                                                         704,000  1,750,482             0.1%
                  NEC Networks & System Integration Corp.                            11,000    229,950             0.0%
                  NET One Systems Co., Ltd.                                          30,700    280,117             0.0%
*                 New Japan Chemical Co., Ltd.                                        8,500     10,987             0.0%
*                 New Japan Radio Co., Ltd.                                           7,500     35,201             0.0%
                  Nexon Co., Ltd.                                                    16,100    274,012             0.0%
                  Nexyz Group Corp.                                                   1,800     24,160             0.0%
                  NGK Insulators, Ltd.                                               26,000    556,301             0.0%
                  NGK Spark Plug Co., Ltd.                                           31,700    687,490             0.0%
                  NH Foods, Ltd.                                                     33,000    940,598             0.1%
                  NHK Spring Co., Ltd.                                               66,400    741,747             0.1%
                  Nice Holdings, Inc.                                                16,000     22,263             0.0%
                  Nichi-iko Pharmaceutical Co., Ltd.                                 14,200    220,438             0.0%
                  Nichias Corp.                                                      32,000    326,650             0.0%
                  Nichiban Co., Ltd.                                                  1,000      7,785             0.0%
                  Nichiha Corp.                                                       9,600    301,149             0.0%
                  NichiiGakkan Co., Ltd.                                              9,000     68,241             0.0%
                  Nichimo Co., Ltd.                                                   7,000     11,051             0.0%
                  Nichirei Corp.                                                     48,500  1,207,290             0.1%
                  Nichireki Co., Ltd.                                                 9,000     77,803             0.0%
                  Nichirin Co., Ltd.                                                  2,800     52,232             0.0%
                  Nidec Corp.                                                         3,618    332,002             0.0%
                  Nidec Corp. Sponsored ADR                                           8,634    198,755             0.0%
                  Nifco, Inc.                                                        14,200    709,100             0.0%
                  Nihon Chouzai Co., Ltd.                                             2,160     75,704             0.0%
                  Nihon Dempa Kogyo Co., Ltd.                                         9,500     68,726             0.0%
                  Nihon Eslead Corp.                                                  2,100     27,962             0.0%
                  Nihon Flush Co., Ltd.                                               2,300     27,872             0.0%
                  Nihon House Holdings Co., Ltd.                                     17,500     74,276             0.0%
                  Nihon Kohden Corp.                                                 14,100    319,320             0.0%
                  Nihon M&A Center, Inc.                                             12,200    416,665             0.0%
                  Nihon Nohyaku Co., Ltd.                                            18,500    118,714             0.0%
                  Nihon Parkerizing Co., Ltd.                                        27,500    353,003             0.0%
                  Nihon Plast Co., Ltd.                                               6,200     76,155             0.0%
                  Nihon Tokushu Toryo Co., Ltd.                                       3,600     54,885             0.0%
                  Nihon Trim Co., Ltd.                                                2,500     83,563             0.0%
                  Nihon Unisys, Ltd.                                                 19,700    276,195             0.0%
                  Nihon Yamamura Glass Co., Ltd.                                     33,000     55,408             0.0%
                  Nikkiso Co., Ltd.                                                  25,800    263,470             0.0%
                  Nikkon Holdings Co., Ltd.                                          23,900    499,725             0.0%
                  Nikon Corp.                                                        30,500    435,400             0.0%
                  Nintendo Co., Ltd.                                                    300     75,920             0.0%
                  Nippi, Inc.                                                         6,000     45,361             0.0%
                  Nippo Corp.                                                        23,000    443,121             0.0%
                  Nippon Air Conditioning Services Co., Ltd.                          5,500     33,891             0.0%
                  Nippon Carbide Industries Co., Inc.                                32,000     47,050             0.0%
                  Nippon Carbon Co., Ltd.                                            48,000    135,155             0.0%
                  Nippon Chemi-Con Corp.                                             58,000    196,797             0.0%
                  Nippon Chemiphar Co., Ltd.                                            900     41,502             0.0%
                  Nippon Coke & Engineering Co., Ltd.                                81,900     72,707             0.0%
                  Nippon Concrete Industries Co., Ltd.                               25,800     80,955             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Nippon Denko Co., Ltd.                                             47,865 $  146,024             0.0%
                  Nippon Densetsu Kogyo Co., Ltd.                                    11,800    233,242             0.0%
                  Nippon Electric Glass Co., Ltd.                                   109,000    676,055             0.0%
                  Nippon Express Co., Ltd.                                          114,000    625,800             0.0%
                  Nippon Fine Chemical Co., Ltd.                                      1,900     16,066             0.0%
                  Nippon Flour Mills Co., Ltd.                                       23,300    349,548             0.0%
                  Nippon Gas Co., Ltd.                                               13,200    379,333             0.0%
                  Nippon Hume Corp.                                                   8,800     53,647             0.0%
                  Nippon Kayaku Co., Ltd.                                            42,000    573,843             0.0%
                  Nippon Kinzoku Co., Ltd.                                            1,400     17,859             0.0%
                  Nippon Kodoshi Corp.                                                2,600     22,478             0.0%
                  Nippon Koei Co., Ltd.                                               6,400    171,436             0.0%
                  Nippon Koshuha Steel Co., Ltd.                                     20,000     14,723             0.0%
                  Nippon Light Metal Holdings Co., Ltd.                             226,400    505,841             0.0%
                  Nippon Paint Holdings Co., Ltd.                                    10,100    387,419             0.0%
                  Nippon Paper Industries Co., Ltd.                                  39,600    748,675             0.1%
                  Nippon Parking Development Co., Ltd.                               60,400     78,042             0.0%
                  Nippon Piston Ring Co., Ltd.                                        3,700     79,209             0.0%
                  Nippon Road Co., Ltd. (The)                                        23,000    103,180             0.0%
                  Nippon Seisen Co., Ltd.                                             4,000     24,434             0.0%
*                 Nippon Sharyo, Ltd.                                                25,000     66,176             0.0%
*                 Nippon Sheet Glass Co., Ltd.                                       30,200    234,959             0.0%
                  Nippon Shokubai Co., Ltd.                                           6,700    450,070             0.0%
                  Nippon Signal Co., Ltd.                                            20,500    196,500             0.0%
                  Nippon Soda Co., Ltd.                                              58,000    314,281             0.0%
                  Nippon Steel & Sumikin Bussan Corp.                                 6,152    253,169             0.0%
                  Nippon Steel & Sumitomo Metal Corp.                                81,002  1,824,207             0.1%
                  Nippon Suisan Kaisha, Ltd.                                         88,600    427,721             0.0%
                  Nippon Systemware Co., Ltd.                                         1,700     23,918             0.0%
                  Nippon Telegraph & Telephone Corp.                                  5,200    222,849             0.0%
                  Nippon Thompson Co., Ltd.                                          38,000    207,166             0.0%
                  Nippon Valqua Industries, Ltd.                                      6,200    105,847             0.0%
                  Nippon Yakin Kogyo Co., Ltd.                                       55,300     99,689             0.0%
*                 Nippon Yusen K.K.                                                 536,000  1,077,659             0.1%
                  Nipro Corp.                                                        58,100    881,577             0.1%
                  Nishi-Nippon Financial Holdings, Inc.                              55,000    524,450             0.0%
                  Nishi-Nippon Railroad Co., Ltd.                                    72,000    304,565             0.0%
                  Nishimatsu Construction Co., Ltd.                                 104,000    529,004             0.0%
                  Nishimatsuya Chain Co., Ltd.                                       14,200    150,662             0.0%
                  Nishio Rent All Co., Ltd.                                           6,400    193,555             0.0%
                  Nissan Chemical Industries, Ltd.                                   19,100    592,393             0.0%
                  Nissan Motor Co., Ltd.                                            336,000  3,200,591             0.1%
                  Nissan Shatai Co., Ltd.                                            23,000    216,562             0.0%
                  Nissan Tokyo Sales Holdings Co., Ltd.                               8,300     34,619             0.0%
                  Nissei ASB Machine Co., Ltd.                                        3,100     79,677             0.0%
                  Nissei Build Kogyo Co., Ltd.                                       27,000    133,838             0.0%
                  Nissei Plastic Industrial Co., Ltd.                                 9,700     92,427             0.0%
                  Nissha Printing Co., Ltd.                                           7,600    189,080             0.0%
                  Nisshin Fudosan Co.                                                11,400     64,478             0.0%
                  Nisshin Oillio Group, Ltd. (The)                                   65,000    384,660             0.0%
                  Nisshin Seifun Group, Inc.                                         14,430    221,712             0.0%
                  Nisshin Steel Co., Ltd.                                            13,040    159,258             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Nisshinbo Holdings, Inc.                                           55,100 $  563,240             0.0%
                  Nissin Corp.                                                       35,000    117,893             0.0%
                  Nissin Electric Co., Ltd.                                          18,200    215,142             0.0%
                  Nissin Foods Holdings Co., Ltd.                                       100      5,726             0.0%
                  Nissin Kogyo Co., Ltd.                                             18,800    323,281             0.0%
                  Nitori Holdings Co., Ltd.                                           3,700    481,415             0.0%
                  Nitta Corp.                                                         6,100    172,424             0.0%
                  Nitta Gelatin, Inc.                                                 4,400     29,092             0.0%
                  Nittetsu Mining Co., Ltd.                                           2,600    138,576             0.0%
                  Nitto Boseki Co., Ltd.                                             46,000    232,441             0.0%
                  Nitto Denko Corp.                                                  12,400    933,728             0.1%
                  Nitto Kogyo Corp.                                                  10,200    146,991             0.0%
                  Nitto Kohki Co., Ltd.                                               2,500     58,297             0.0%
                  Nitto Seiko Co., Ltd.                                               5,900     24,248             0.0%
                  Nittoc Construction Co., Ltd.                                      12,900     51,865             0.0%
                  Noda Corp.                                                          6,400     50,371             0.0%
                  Noevir Holdings Co., Ltd.                                           1,900     78,331             0.0%
                  NOF Corp.                                                          38,000    428,199             0.0%
                  Nohmi Bosai, Ltd.                                                   8,400    116,624             0.0%
                  Nojima Corp.                                                        8,900    132,775             0.0%
                  NOK Corp.                                                          40,700    970,099             0.1%
                  Nomura Co., Ltd.                                                    6,700    128,156             0.0%
                  Nomura Holdings, Inc.                                             199,000  1,195,916             0.1%
                  Nomura Holdings, Inc. Sponsored ADR                               119,749    723,284             0.1%
                  Nomura Real Estate Holdings, Inc.                                  41,300    698,558             0.0%
                  Nomura Research Institute, Ltd.                                     3,993    139,040             0.0%
                  Noritake Co., Ltd.                                                  4,200    112,683             0.0%
                  Noritsu Koki Co., Ltd.                                              4,900     37,679             0.0%
                  Noritz Corp.                                                       13,100    254,769             0.0%
                  North Pacific Bank, Ltd.                                          121,700    464,092             0.0%
                  Nozawa Corp.                                                        1,300     13,247             0.0%
                  NS Solutions Corp.                                                 11,300    247,595             0.0%
                  NS Tool Co., Ltd.                                                   1,200     17,271             0.0%
                  NS United Kaiun Kaisha, Ltd.                                       47,000    100,388             0.0%
                  NSD Co., Ltd.                                                       6,930    112,965             0.0%
                  NSK, Ltd.                                                          99,700  1,363,403             0.1%
                  NTN Corp.                                                         183,000    932,795             0.1%
                  NTT Data Corp.                                                     10,600    492,207             0.0%
                  NTT DOCOMO, Inc.                                                  149,700  3,622,300             0.2%
                  NTT DOCOMO, Inc. Sponsored ADR                                      9,600    232,512             0.0%
                  NTT Urban Development Corp.                                        15,300    138,084             0.0%
                  Nuflare Technology, Inc.                                            1,400     74,261             0.0%
                  Obara Group, Inc.                                                   6,600    301,462             0.0%
                  Obayashi Corp.                                                     73,000    708,748             0.0%
                  Obayashi Road Corp.                                                10,000     60,864             0.0%
                  Obic Co., Ltd.                                                      6,500    351,166             0.0%
                  Odakyu Electric Railway Co., Ltd.                                  11,500    223,248             0.0%
                  Odelic Co., Ltd.                                                    1,200     42,079             0.0%
                  Oenon Holdings, Inc.                                               33,000     73,126             0.0%
                  Ogaki Kyoritsu Bank, Ltd. (The)                                   127,000    370,812             0.0%
                  Ohashi Technica, Inc.                                               1,600     19,797             0.0%
                  Ohsho Food Service Corp.                                            3,800    141,691             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Oiles Corp.                                                         5,184 $   94,207             0.0%
                  Oita Bank, Ltd. (The)                                              46,000    178,024             0.0%
                  Oji Holdings Corp.                                                195,000    943,800             0.1%
                  Okabe Co., Ltd.                                                    18,500    165,806             0.0%
                  Okamoto Industries, Inc.                                           18,000    195,135             0.0%
                  Okamoto Machine Tool Works, Ltd.                                   24,000     34,480             0.0%
                  Okamura Corp.                                                      27,100    239,954             0.0%
                  Okasan Securities Group, Inc.                                      66,000    384,850             0.0%
                  Oki Electric Industry Co., Ltd.                                    33,300    497,602             0.0%
                  Okinawa Cellular Telephone Co.                                      2,300     74,987             0.0%
                  Okinawa Electric Power Co., Inc. (The)                              7,650    186,640             0.0%
                  OKK Corp.                                                          17,000     17,704             0.0%
                  OKUMA Corp.                                                        41,000    430,043             0.0%
                  Okumura Corp.                                                      63,000    389,370             0.0%
                  Okura Industrial Co., Ltd.                                         13,000     61,552             0.0%
                  Okuwa Co., Ltd.                                                    10,000    105,667             0.0%
                  Olympic Group Corp.                                                 1,500      7,567             0.0%
                  Olympus Corp.                                                      12,800    493,540             0.0%
                  Omron Corp.                                                        17,200    720,117             0.1%
                  ONO Sokki Co., Ltd.                                                 2,500     17,795             0.0%
                  Onoken Co., Ltd.                                                    6,900     95,658             0.0%
                  Onward Holdings Co., Ltd.                                          49,000    364,127             0.0%
*                 Open Door, Inc.                                                       500     13,449             0.0%
                  Open House Co., Ltd.                                               12,800    313,980             0.0%
                  OPT Holdings, Inc.                                                  5,600     53,370             0.0%
                  Optex Group Co., Ltd.                                               1,300     36,036             0.0%
*                 Optim Corp.                                                           900     22,099             0.0%
                  Oracle Corp. Japan                                                  2,400    138,275             0.0%
                  Organo Corp.                                                       14,000     64,199             0.0%
                  Orient Corp.                                                       74,800    133,508             0.0%
                  Oriental Land Co., Ltd.                                             4,800    275,685             0.0%
                  Origin Electric Co., Ltd.                                           8,000     22,592             0.0%
                  Osaka Gas Co., Ltd.                                                91,000    340,634             0.0%
                  Osaka Organic Chemical Industry, Ltd.                               5,800     67,025             0.0%
                  Osaka Soda Co., Ltd.                                               37,000    167,948             0.0%
*                 OSAKA Titanium Technologies Co., Ltd.                               6,200     90,862             0.0%
                  Osaki Electric Co., Ltd.                                           17,000    137,998             0.0%
                  OSG Corp.                                                          31,300    644,827             0.0%
                  OSJB Holdings Corp.                                                52,900    124,848             0.0%
                  Otsuka Corp.                                                        3,300    176,765             0.0%
                  Otsuka Holdings Co., Ltd.                                          11,500    529,677             0.0%
                  Outsourcing, Inc.                                                   2,700    103,573             0.0%
                  Pacific Industrial Co., Ltd.                                       14,800    208,103             0.0%
*                 Pacific Metals Co., Ltd.                                           59,000    191,641             0.0%
                  Pack Corp. (The)                                                    3,300     93,023             0.0%
                  PAL GROUP Holdings Co., Ltd.                                        5,200    138,276             0.0%
                  PALTAC Corp.                                                       12,750    376,348             0.0%
                  PanaHome Corp.                                                     31,000    344,411             0.0%
                  Panasonic Corp.                                                   171,944  2,056,148             0.1%
                  Paraca, Inc.                                                        1,100     21,107             0.0%
                  Paramount Bed Holdings Co., Ltd.                                    5,000    209,882             0.0%
                  Parco Co., Ltd.                                                    10,500    109,232             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Park24 Co., Ltd.                                                   13,100 $  338,004             0.0%
                  Pasco Corp.                                                        12,000     38,542             0.0%
                  Pasona Group, Inc.                                                 10,000     74,323             0.0%
                  PC Depot Corp.                                                     14,720     74,163             0.0%
                  Pegasus Sewing Machine Manufacturing Co., Ltd.                      2,500     19,299             0.0%
                  Penta-Ocean Construction Co., Ltd.                                110,700    560,818             0.0%
                  Pigeon Corp.                                                       11,700    362,769             0.0%
                  Pilot Corp.                                                         6,600    268,309             0.0%
                  Piolax, Inc.                                                       10,500    241,459             0.0%
*                 Pioneer Corp.                                                     129,700    234,107             0.0%
                  Plenus Co., Ltd.                                                    6,400    133,996             0.0%
                  Pocket Card Co., Ltd.                                               9,100     56,093             0.0%
                  Pola Orbis Holdings, Inc.                                           9,600    221,691             0.0%
                  Poletowin Pitcrew Holdings, Inc.                                    9,900    124,439             0.0%
                  Press Kogyo Co., Ltd.                                              40,300    195,574             0.0%
                  Pressance Corp.                                                    13,200    152,671             0.0%
                  Prestige International, Inc.                                       14,600    131,082             0.0%
                  Prima Meat Packers, Ltd.                                           64,000    294,917             0.0%
                  Pronexus, Inc.                                                      1,200     15,032             0.0%
                  Prospect Co., Ltd.                                                 37,000     21,884             0.0%
                  Proto Corp.                                                         3,600     47,164             0.0%
                  PS Mitsubishi Construction Co., Ltd.                               19,300     73,586             0.0%
                  Qol Co., Ltd.                                                       5,500     75,065             0.0%
                  Raito Kogyo Co., Ltd.                                              17,000    168,977             0.0%
                  Rakuten, Inc.                                                      21,800    223,320             0.0%
*                 Rasa Industries, Ltd.                                              39,000     48,273             0.0%
                  Raysum Co., Ltd.                                                    4,300     39,434             0.0%
                  Recruit Holdings Co., Ltd.                                          4,500    227,440             0.0%
                  Relia, Inc.                                                         2,200     21,748             0.0%
                  Relo Group, Inc.                                                   26,000    426,602             0.0%
                  Renaissance, Inc.                                                     500      8,275             0.0%
                  Renesas Easton Co., Ltd.                                            2,900     15,066             0.0%
                  Rengo Co., Ltd.                                                    81,000    489,801             0.0%
                  Resona Holdings, Inc.                                             346,300  1,925,148             0.1%
                  Resorttrust, Inc.                                                  14,600    251,303             0.0%
                  Rheon Automatic Machinery Co., Ltd.                                 6,100     58,444             0.0%
                  Riberesute Corp.                                                    3,100     24,866             0.0%
                  Ricoh Co., Ltd.                                                   168,481  1,404,358             0.1%
                  Ricoh Leasing Co., Ltd.                                             7,700    249,451             0.0%
                  Ride On Express Co., Ltd.                                           1,400     10,802             0.0%
                  Right On Co., Ltd.                                                  7,700     66,098             0.0%
                  Riken Corp.                                                         3,300    144,425             0.0%
                  Riken Keiki Co., Ltd.                                               3,400     50,491             0.0%
                  Riken Technos Corp.                                                17,100     81,960             0.0%
                  Riken Vitamin Co., Ltd.                                             1,900     71,787             0.0%
                  Ringer Hut Co., Ltd.                                                3,800     77,893             0.0%
                  Rinnai Corp.                                                        1,600    133,053             0.0%
                  Rion Co., Ltd.                                                      1,500     20,176             0.0%
                  Riso Kagaku Corp.                                                   7,360    129,538             0.0%
                  Riso Kyoiku Co., Ltd.                                               7,600     53,817             0.0%
                  Rock Field Co., Ltd.                                                5,600     89,375             0.0%
                  Rohm Co., Ltd.                                                     10,800    758,461             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Rohto Pharmaceutical Co., Ltd.                                    18,400 $343,528             0.0%
                  Rokko Butter Co., Ltd.                                             2,100   45,628             0.0%
                  Roland DG Corp.                                                    5,300  158,628             0.0%
                  Rorze Corp.                                                        2,600   52,275             0.0%
                  Round One Corp.                                                   29,100  248,529             0.0%
                  Royal Holdings Co., Ltd.                                           9,300  182,312             0.0%
*                 RVH, Inc.                                                          5,500   33,433             0.0%
                  Ryobi, Ltd.                                                       55,000  241,985             0.0%
                  Ryoden Corp.                                                      16,000  101,220             0.0%
                  Ryohin Keikaku Co., Ltd.                                           2,500  563,748             0.0%
                  Ryosan Co., Ltd.                                                  13,300  435,160             0.0%
                  S Foods, Inc.                                                      4,500  140,568             0.0%
                  Sac's Bar Holdings, Inc.                                           9,350  104,293             0.0%
                  Saibu Gas Co., Ltd.                                               78,000  179,913             0.0%
                  Saizeriya Co., Ltd.                                                9,100  255,556             0.0%
                  Sakai Chemical Industry Co., Ltd.                                 28,000   95,946             0.0%
                  Sakai Heavy Industries, Ltd.                                      16,000   43,949             0.0%
                  Sakai Moving Service Co., Ltd.                                     4,000  116,656             0.0%
                  Sakai Ovex Co., Ltd.                                               1,900   29,867             0.0%
                  Sakata INX Corp.                                                  16,800  237,295             0.0%
                  Sakura Internet, Inc.                                              2,700   20,392             0.0%
                  Sala Corp.                                                         3,000   16,975             0.0%
                  SAMTY Co., Ltd.                                                    5,500   54,657             0.0%
                  San-A Co., Ltd.                                                    5,000  227,165             0.0%
                  San-Ai Oil Co., Ltd.                                              25,000  212,362             0.0%
                  San-In Godo Bank, Ltd. (The)                                      39,000  317,541             0.0%
*                 Sanden Holdings Corp.                                             53,000  164,664             0.0%
                  Sanei Architecture Planning Co., Ltd.                              2,400   32,943             0.0%
                  Sangetsu Corp.                                                    11,800  208,217             0.0%
*                 Sanken Electric Co., Ltd.                                         48,000  220,748             0.0%
                  Sanki Engineering Co., Ltd.                                       10,300   89,113             0.0%
                  Sanko Metal Industrial Co., Ltd.                                     400   10,785             0.0%
                  Sankyo Co., Ltd.                                                   9,800  341,779             0.0%
                  Sankyo Frontier Co., Ltd.                                          2,000   23,496             0.0%
                  Sankyo Tateyama, Inc.                                              9,900  144,863             0.0%
                  Sankyu, Inc.                                                      87,000  552,527             0.0%
                  Sanoh Industrial Co., Ltd.                                        10,500   75,249             0.0%
                  Sanoyas Holdings Corp.                                            16,500   41,297             0.0%
                  Sanrio Co., Ltd.                                                   8,300  151,650             0.0%
                  Sansei Technologies, Inc.                                          1,300   11,592             0.0%
                  Sansha Electric Manufacturing Co., Ltd.                            6,400   28,934             0.0%
                  Sanshin Electronics Co., Ltd.                                     14,700  173,565             0.0%
                  Santen Pharmaceutical Co., Ltd.                                   21,600  303,927             0.0%
                  Sanwa Holdings Corp.                                              66,200  667,307             0.0%
                  Sanyo Chemical Industries, Ltd.                                    6,000  269,054             0.0%
                  Sanyo Denki Co., Ltd.                                             17,000  140,154             0.0%
                  Sanyo Electric Railway Co., Ltd.                                  11,000   56,742             0.0%
                  Sanyo Housing Nagoya Co., Ltd.                                     3,500   31,748             0.0%
                  Sanyo Special Steel Co., Ltd.                                     44,000  242,076             0.0%
                  Sanyo Trading Co., Ltd.                                            3,500   65,186             0.0%
                  Sapporo Holdings, Ltd.                                            27,200  761,076             0.1%
                  Sata Construction Co., Ltd.                                        2,600    9,939             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Sato Holdings Corp.                                                 9,400 $  214,794             0.0%
                  Satori Electric Co., Ltd.                                          11,200     81,676             0.0%
                  Sawada Holdings Co., Ltd.                                           7,000     63,016             0.0%
                  Sawai Pharmaceutical Co., Ltd.                                     11,200    612,025             0.0%
                  Saxa Holdings, Inc.                                                23,000     43,561             0.0%
                  SBI Holdings, Inc.                                                 79,930  1,108,801             0.1%
                  SBS Holdings, Inc.                                                  8,400     60,647             0.0%
                  Scala, Inc.                                                         6,000     43,502             0.0%
                  SCREEN Holdings Co., Ltd.                                           9,600    697,308             0.0%
                  Scroll Corp.                                                       19,900     63,801             0.0%
                  SCSK Corp.                                                          4,900    197,263             0.0%
                  Secom Co., Ltd.                                                     7,000    508,361             0.0%
                  Seed Co., Ltd.                                                      1,800     33,393             0.0%
                  Sega Sammy Holdings, Inc.                                          49,500    664,611             0.0%
                  Seibu Holdings, Inc.                                                9,200    160,724             0.0%
                  Seika Corp.                                                        30,000     93,932             0.0%
                  Seikagaku Corp.                                                     9,900    158,027             0.0%
                  Seikitokyu Kogyo Co., Ltd.                                         16,300     87,815             0.0%
                  Seiko Epson Corp.                                                  62,400  1,278,156             0.1%
                  Seiko Holdings Corp.                                               60,000    249,935             0.0%
                  Seiko PMC Corp.                                                     2,100     22,760             0.0%
                  Seino Holdings Co., Ltd.                                           58,100    672,907             0.0%
                  Seiren Co., Ltd.                                                   15,600    231,690             0.0%
                  Sekisui Chemical Co., Ltd.                                         72,000  1,208,422             0.1%
                  Sekisui House, Ltd.                                                71,000  1,179,438             0.1%
                  Sekisui Plastics Co., Ltd.                                          9,000     65,730             0.0%
                  Senko Group Holdings Co., Ltd.                                     41,400    269,596             0.0%
                  Senshu Electric Co., Ltd.                                           1,300     23,459             0.0%
                  Senshu Ikeda Holdings, Inc.                                       109,840    463,177             0.0%
                  Senshukai Co., Ltd.                                                13,800    101,142             0.0%
                  Septeni Holdings Co., Ltd.                                         10,000     34,889             0.0%
                  Seria Co., Ltd.                                                     7,200    322,550             0.0%
                  Seven & I Holdings Co., Ltd.                                       29,900  1,262,796             0.1%
                  Seven Bank, Ltd.                                                  130,500    438,306             0.0%
                  SFP Dining Co., Ltd.                                                3,000     38,201             0.0%
#*                Sharp Corp.                                                       291,000  1,055,323             0.1%
                  Shibaura Electronics Co., Ltd.                                      2,500     59,203             0.0%
                  Shibaura Mechatronics Corp.                                        13,000     31,931             0.0%
                  Shibusawa Warehouse Co., Ltd. (The)                                 5,000     15,370             0.0%
                  Shibuya Corp.                                                       8,700    231,497             0.0%
                  Shidax Corp.                                                        1,700      6,437             0.0%
*                 SHIFT, Inc.                                                         2,100     23,008             0.0%
                  Shiga Bank, Ltd. (The)                                             91,000    475,545             0.0%
                  Shikibo, Ltd.                                                      29,000     34,858             0.0%
                  Shikoku Bank, Ltd. (The)                                           85,000    244,843             0.0%
                  Shikoku Chemicals Corp.                                            17,000    194,552             0.0%
                  Shikoku Electric Power Co., Inc.                                   32,600    391,687             0.0%
                  Shima Seiki Manufacturing, Ltd.                                    12,400    449,590             0.0%
                  Shimachu Co., Ltd.                                                 19,200    443,979             0.0%
                  Shimadzu Corp.                                                     21,300    361,586             0.0%
                  Shimano, Inc.                                                       2,900    443,827             0.0%
                  Shimizu Bank, Ltd. (The)                                            2,700     83,760             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Shimizu Corp.                                                      44,000 $  421,957             0.0%
                  Shimojima Co., Ltd.                                                   700      7,114             0.0%
                  Shin Nippon Air Technologies Co., Ltd.                              3,500     46,180             0.0%
*                 Shin Nippon Biomedical Laboratories, Ltd.                           4,200     23,952             0.0%
                  Shin-Etsu Chemical Co., Ltd.                                       12,100  1,051,703             0.1%
                  Shin-Keisei Electric Railway Co., Ltd.                              7,000     25,999             0.0%
                  Shinagawa Refractories Co., Ltd.                                   17,000     46,053             0.0%
                  Shindengen Electric Manufacturing Co., Ltd.                        37,000    171,732             0.0%
                  Shinko Electric Industries Co., Ltd.                               35,200    251,804             0.0%
                  Shinko Plantech Co., Ltd.                                          16,400    122,631             0.0%
                  Shinmaywa Industries, Ltd.                                         37,000    311,816             0.0%
                  Shinnihon Corp.                                                    17,200    135,204             0.0%
                  Shinoken Group Co., Ltd.                                            8,300    154,669             0.0%
                  Shinsei Bank, Ltd.                                                273,000    509,706             0.0%
                  Shinsho Corp.                                                       2,400     53,905             0.0%
                  Shionogi & Co., Ltd.                                                5,500    283,238             0.0%
                  Ship Healthcare Holdings, Inc.                                     12,900    347,162             0.0%
                  Shiseido Co., Ltd.                                                 31,300    847,936             0.1%
                  Shizuoka Bank, Ltd. (The)                                          70,000    590,845             0.0%
                  Shizuoka Gas Co., Ltd.                                             26,400    179,402             0.0%
                  SHO-BOND Holdings Co., Ltd.                                         2,100     96,097             0.0%
                  Shochiku Co., Ltd.                                                  9,000    102,643             0.0%
                  Shoei Co., Ltd.                                                     1,900     52,763             0.0%
                  Shoei Foods Corp.                                                   3,800     85,582             0.0%
                  Shofu, Inc.                                                         1,500     17,604             0.0%
*                 Shoko Co., Ltd.                                                    25,000     20,873             0.0%
                  Showa Aircraft Industry Co., Ltd.                                   2,000     21,709             0.0%
*                 Showa Corp.                                                        25,300    215,889             0.0%
*                 Showa Denko K.K.                                                   60,300  1,151,725             0.1%
*                 Showa Holdings Co., Ltd.                                           23,100     34,591             0.0%
                  Showa Sangyo Co., Ltd.                                             33,000    176,609             0.0%
                  Showa Shell Sekiyu K.K.                                            45,500    439,428             0.0%
                  Siix Corp.                                                          7,200    287,147             0.0%
                  Sinanen Holdings Co., Ltd.                                          3,000     59,955             0.0%
                  Sinfonia Technology Co., Ltd.                                      62,000    173,606             0.0%
                  Sinko Industries, Ltd.                                              8,600    133,706             0.0%
                  SK-Electronics Co., Ltd.                                            1,800     19,131             0.0%
                  SKY Perfect JSAT Holdings, Inc.                                    60,700    278,361             0.0%
                  Skylark Co., Ltd.                                                  19,800    299,455             0.0%
                  SMC Corp.                                                           1,100    310,050             0.0%
                  SMK Corp.                                                          33,000    113,720             0.0%
                  SMS Co., Ltd.                                                       4,200    111,790             0.0%
                  Snow Peak, Inc.                                                       600     16,455             0.0%
                  Soda Nikka Co., Ltd.                                                3,000     13,804             0.0%
                  Sodick Co., Ltd.                                                   16,000    155,981             0.0%
                  SoftBank Group Corp.                                               35,596  2,700,052             0.1%
                  Softbank Technology Corp.                                           2,600     92,348             0.0%
#                 Softbrain Co., Ltd.                                                13,800     64,974             0.0%
                  Software Service, Inc.                                                300     13,621             0.0%
                  Sogo Medical Co., Ltd.                                              4,600    181,161             0.0%
                  Sohgo Security Services Co., Ltd.                                  12,800    558,826             0.0%
                  Sojitz Corp.                                                      274,500    697,857             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Soken Chemical & Engineering Co., Ltd.                                900 $   11,674             0.0%
                  Sompo Holdings, Inc.                                               29,375  1,110,096             0.1%
                  Sony Corp.                                                         60,300  2,069,153             0.1%
                  Sony Corp. Sponsored ADR                                           51,518  1,778,401             0.1%
                  Sony Financial Holdings, Inc.                                      12,900    214,562             0.0%
*                 Sosei Group Corp.                                                   2,500    257,115             0.0%
                  Sotetsu Holdings, Inc.                                             48,000    223,177             0.0%
                  Sourcenext Corp.                                                    4,700     22,379             0.0%
                  Space Co., Ltd.                                                     4,200     52,933             0.0%
                  Sparx Group Co., Ltd.                                              27,000     50,435             0.0%
                  Square Enix Holdings Co., Ltd.                                      6,700    192,908             0.0%
                  SRA Holdings                                                          900     23,892             0.0%
                  Srg Takamiya Co., Ltd.                                              8,500     40,139             0.0%
                  ST Corp.                                                            1,400     22,287             0.0%
                  St Marc Holdings Co., Ltd.                                          5,400    164,498             0.0%
                  Stanley Electric Co., Ltd.                                         31,600    925,315             0.1%
                  Star Mica Co., Ltd.                                                 2,900     58,541             0.0%
                  Star Micronics Co., Ltd.                                           11,300    189,212             0.0%
                  Start Today Co., Ltd.                                              18,000    384,089             0.0%
                  Starts Corp., Inc.                                                 11,200    248,048             0.0%
                  Starzen Co., Ltd.                                                   3,000    121,493             0.0%
                  Stella Chemifa Corp.                                                4,200    110,724             0.0%
                  Studio Alice Co., Ltd.                                              5,500    116,494             0.0%
                  Subaru Corp.                                                       23,300    883,351             0.1%
                  Sugi Holdings Co., Ltd.                                             3,300    163,533             0.0%
                  Sugimoto & Co., Ltd.                                                1,100     15,216             0.0%
                  Sumco Corp.                                                        38,200    668,718             0.0%
                  Sumida Corp.                                                       10,100    120,622             0.0%
                  Suminoe Textile Co., Ltd.                                          29,000     64,551             0.0%
                  Sumitomo Bakelite Co., Ltd.                                        66,000    424,128             0.0%
                  Sumitomo Chemical Co., Ltd.                                       372,355  2,101,386             0.1%
                  Sumitomo Corp.                                                     79,100  1,057,040             0.1%
                  Sumitomo Dainippon Pharma Co., Ltd.                                15,300    251,274             0.0%
                  Sumitomo Densetsu Co., Ltd.                                         8,200     94,533             0.0%
                  Sumitomo Electric Industries, Ltd.                                125,600  2,051,292             0.1%
                  Sumitomo Forestry Co., Ltd.                                        52,600    805,368             0.1%
                  Sumitomo Heavy Industries, Ltd.                                   176,000  1,227,789             0.1%
                  Sumitomo Metal Mining Co., Ltd.                                    81,000  1,096,860             0.1%
                  Sumitomo Mitsui Construction Co., Ltd.                            371,600    402,969             0.0%
                  Sumitomo Mitsui Financial Group, Inc.                             110,183  4,091,162             0.2%
                  Sumitomo Mitsui Trust Holdings, Inc.                               22,444    768,835             0.1%
                  Sumitomo Osaka Cement Co., Ltd.                                   140,000    607,611             0.0%
                  Sumitomo Precision Products Co., Ltd.                              12,000     39,072             0.0%
                  Sumitomo Real Estate Sales Co., Ltd.                                6,100    196,681             0.0%
                  Sumitomo Realty & Development Co., Ltd.                            18,000    486,280             0.0%
                  Sumitomo Riko Co., Ltd.                                            19,500    198,750             0.0%
                  Sumitomo Rubber Industries, Ltd.                                   60,500  1,088,919             0.1%
                  Sumitomo Seika Chemicals Co., Ltd.                                  4,000    170,476             0.0%
                  Sun Corp.                                                           7,200     44,167             0.0%
                  Sun Frontier Fudousan Co., Ltd.                                    12,700    111,006             0.0%
                  Sun-Wa Technos Corp.                                                3,400     37,164             0.0%
                  Sundrug Co., Ltd.                                                   9,000    315,639             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Suntory Beverage & Food, Ltd.                                       4,100 $  184,723             0.0%
                  Suruga Bank, Ltd.                                                  39,200    819,538             0.1%
                  Suzuken Co., Ltd.                                                  21,060    696,893             0.0%
                  Suzuki Motor Corp.                                                 33,700  1,408,759             0.1%
*                 SWCC Showa Holdings Co., Ltd.                                     102,000     74,992             0.0%
                  Sysmex Corp.                                                        7,800    475,079             0.0%
                  Systena Corp.                                                       5,900    101,404             0.0%
                  T Hasegawa Co., Ltd.                                                8,200    159,231             0.0%
                  T RAD Co., Ltd.                                                    26,000     77,261             0.0%
                  T&D Holdings, Inc.                                                 92,100  1,369,485             0.1%
                  T&K Toka Co., Ltd.                                                  5,600     55,192             0.0%
                  T-Gaia Corp.                                                        4,300     74,196             0.0%
                  Tabuchi Electric Co., Ltd.                                         10,600     31,298             0.0%
                  Tachi-S Co., Ltd.                                                  11,000    211,115             0.0%
                  Tachibana Eletech Co., Ltd.                                         4,020     49,224             0.0%
                  Tadano, Ltd.                                                       43,000    555,508             0.0%
                  Taihei Dengyo Kaisha, Ltd.                                         13,000    129,068             0.0%
                  Taiheiyo Cement Corp.                                             432,225  1,436,359             0.1%
                  Taiheiyo Kouhatsu, Inc.                                            13,000     11,556             0.0%
                  Taiho Kogyo Co., Ltd.                                               6,900     90,380             0.0%
                  Taikisha, Ltd.                                                      7,700    191,934             0.0%
                  Taiko Bank, Ltd. (The)                                              1,000      2,182             0.0%
                  Taiko Pharmaceutical Co., Ltd.                                      4,000     66,476             0.0%
                  Taisei Corp.                                                       88,000    671,035             0.0%
                  Taisei Lamick Co., Ltd.                                             1,500     39,009             0.0%
                  Taiyo Holdings Co., Ltd.                                            5,300    236,942             0.0%
                  Taiyo Nippon Sanso Corp.                                           68,700    821,251             0.1%
                  Taiyo Yuden Co., Ltd.                                              43,100    526,093             0.0%
                  Takaoka Toko Co., Ltd.                                              4,480     67,972             0.0%
                  Takara Holdings, Inc.                                              39,500    423,399             0.0%
                  Takara Leben Co., Ltd.                                             46,000    216,247             0.0%
                  Takara Standard Co., Ltd.                                          15,000    248,909             0.0%
                  Takasago International Corp.                                        6,400    213,137             0.0%
                  Takasago Thermal Engineering Co., Ltd.                              9,700    150,071             0.0%
                  Takashima & Co., Ltd.                                              16,000     28,138             0.0%
                  Takashimaya Co., Ltd.                                              72,000    662,977             0.0%
#*                Takata Corp.                                                       11,500     41,352             0.0%
                  Take And Give Needs Co., Ltd.                                       1,920     15,879             0.0%
                  Takeda Pharmaceutical Co., Ltd.                                    15,600    748,388             0.1%
                  Takeei Corp.                                                       10,100     89,554             0.0%
                  Takeuchi Manufacturing Co., Ltd.                                   16,400    291,640             0.0%
                  Takihyo Co., Ltd.                                                   5,000     20,226             0.0%
                  Takisawa Machine Tool Co., Ltd.                                    14,000     20,727             0.0%
                  Takuma Co., Ltd.                                                   21,000    218,099             0.0%
                  Tama Home Co., Ltd.                                                10,000     56,796             0.0%
                  Tamron Co., Ltd.                                                    7,000    130,931             0.0%
                  Tamura Corp.                                                       28,000    134,461             0.0%
*                 Tanaka Chemical Corp.                                               5,400     32,201             0.0%
                  Tanseisha Co., Ltd.                                                10,300     91,870             0.0%
                  TASAKI & Co., Ltd.                                                  3,000     59,188             0.0%
                  Tatsuta Electric Wire and Cable Co., Ltd.                          15,000     73,859             0.0%
                  Tayca Corp.                                                        13,000     85,237             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  TBK Co., Ltd.                                                       7,000 $   31,406             0.0%
                  TDK Corp.                                                          14,900    923,137             0.1%
                  TDK Corp. Sponsored ADR                                             7,012    435,656             0.0%
                  Tecnos Japan, Inc.                                                  2,500     22,982             0.0%
                  Teijin, Ltd.                                                       53,400  1,034,645             0.1%
                  Teikoku Electric Manufacturing Co., Ltd.                            4,100     39,372             0.0%
                  Tekken Corp.                                                       43,000    127,271             0.0%
                  Temp Holdings Co., Ltd.                                             3,000     56,454             0.0%
                  Terumo Corp.                                                       12,500    456,482             0.0%
                  THK Co., Ltd.                                                      29,600    763,474             0.1%
                  TIS, Inc.                                                          25,500    642,747             0.0%
*                 Toa Corp.(6894508)                                                  6,800    125,079             0.0%
                  Toa Corp.(6894434)                                                 11,000     94,390             0.0%
                  Toa Oil Co., Ltd.                                                   6,000      7,265             0.0%
                  TOA ROAD Corp.                                                     18,000     55,677             0.0%
                  Toagosei Co., Ltd.                                                 45,500    534,542             0.0%
                  Tobishima Corp.                                                    63,700     95,919             0.0%
                  Tobu Railway Co., Ltd.                                             43,000    218,086             0.0%
                  Tobu Store Co., Ltd.                                                1,000     25,870             0.0%
                  TOC Co., Ltd.                                                       8,800     80,121             0.0%
                  Tocalo Co., Ltd.                                                    5,400    145,602             0.0%
                  Tochigi Bank, Ltd. (The)                                           31,000    148,056             0.0%
                  Toda Corp.                                                         82,000    506,198             0.0%
                  Toda Kogyo Corp.                                                   13,000     30,564             0.0%
                  Toei Animation Co., Ltd.                                              800     44,259             0.0%
                  Toei Co., Ltd.                                                     29,000    251,206             0.0%
                  Toell Co., Ltd.                                                     2,100     17,108             0.0%
                  Toenec Corp.                                                       17,000     89,944             0.0%
                  Togami Electric Manufacturing Co., Ltd.                             4,000     20,643             0.0%
                  Toho Bank, Ltd. (The)                                              89,000    326,771             0.0%
                  Toho Co., Ltd.(6895211)                                             1,800     44,478             0.0%
                  Toho Co., Ltd.(6895200)                                             5,200    149,255             0.0%
                  Toho Gas Co., Ltd.                                                 54,000    385,990             0.0%
                  Toho Holdings Co., Ltd.                                            20,100    436,996             0.0%
                  Toho Titanium Co., Ltd.                                            18,500    125,331             0.0%
                  Toho Zinc Co., Ltd.                                                62,000    274,111             0.0%
                  Tohoku Bank, Ltd. (The)                                            19,000     26,083             0.0%
                  Tohoku Electric Power Co., Inc.                                    23,700    315,965             0.0%
                  Tokai Carbon Co., Ltd.                                             77,000    337,121             0.0%
                  Tokai Corp.                                                         2,500     92,304             0.0%
                  TOKAI Holdings Corp.                                               27,400    210,968             0.0%
                  Tokai Lease Co., Ltd.                                               2,000      3,732             0.0%
                  Tokai Rika Co., Ltd.                                               21,400    398,393             0.0%
                  Tokai Tokyo Financial Holdings, Inc.                               70,300    355,879             0.0%
                  Token Corp.                                                         2,500    197,900             0.0%
                  Tokio Marine Holdings, Inc.                                        55,700  2,348,510             0.1%
                  Tokushu Tokai Paper Co., Ltd.                                       3,900    143,862             0.0%
*                 Tokuyama Corp.                                                    111,000    546,456             0.0%
                  Tokyo Century Corp.                                                16,700    575,618             0.0%
                  Tokyo Dome Corp.                                                   27,000    249,641             0.0%
*                 Tokyo Electric Power Co. Holdings, Inc.                            54,388    211,272             0.0%
                  Tokyo Electron Device, Ltd.                                         3,600     51,221             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Tokyo Electron, Ltd.                                               14,000 $1,699,510             0.1%
                  Tokyo Energy & Systems, Inc.                                       13,000    109,365             0.0%
                  Tokyo Gas Co., Ltd.                                                98,000    455,004             0.0%
                  Tokyo Keiki, Inc.                                                  34,000     70,773             0.0%
                  Tokyo Ohka Kogyo Co., Ltd.                                         15,300    495,984             0.0%
                  Tokyo Rakutenchi Co., Ltd.                                          7,000     32,854             0.0%
                  Tokyo Rope Manufacturing Co., Ltd.                                  5,200     79,581             0.0%
                  Tokyo Sangyo Co., Ltd.                                              4,000     16,110             0.0%
                  Tokyo Seimitsu Co., Ltd.                                           12,000    372,200             0.0%
                  Tokyo Steel Manufacturing Co., Ltd.                                27,700    206,396             0.0%
                  Tokyo Tatemono Co., Ltd.                                           58,500    799,230             0.1%
                  Tokyo Tekko Co., Ltd.                                              12,000     45,740             0.0%
                  Tokyo Theatres Co., Inc.                                           21,000     28,064             0.0%
                  Tokyo TY Financial Group, Inc.                                     10,413    303,010             0.0%
                  Tokyotokeiba Co., Ltd.                                             49,000    113,481             0.0%
                  Tokyu Construction Co., Ltd.                                       35,400    288,734             0.0%
                  Tokyu Corp.                                                        49,000    350,966             0.0%
                  Tokyu Fudosan Holdings Corp.                                      137,425    750,520             0.1%
                  Toli Corp.                                                         17,000     56,636             0.0%
                  Tomato Bank, Ltd.                                                   1,100     15,541             0.0%
                  Tomen Devices Corp.                                                   100      2,002             0.0%
                  Tomoe Corp.                                                         9,500     29,179             0.0%
                  Tomoe Engineering Co., Ltd.                                         2,100     33,676             0.0%
                  Tomoegawa Co., Ltd.                                                 7,000     14,695             0.0%
                  Tomoku Co., Ltd.                                                   21,000     64,857             0.0%
                  TOMONY Holdings, Inc.                                              66,100    351,311             0.0%
                  Tomy Co., Ltd.                                                     30,000    298,693             0.0%
                  Tonami Holdings Co., Ltd.                                          23,000     79,029             0.0%
                  Topcon Corp.                                                       40,000    706,727             0.0%
                  Toppan Forms Co., Ltd.                                             18,700    188,698             0.0%
                  Toppan Printing Co., Ltd.                                          71,000    714,743             0.0%
                  Topre Corp.                                                        13,700    365,219             0.0%
                  Topy Industries, Ltd.                                               9,700    264,243             0.0%
                  Toray Industries, Inc.                                            167,000  1,478,015             0.1%
                  Torex Semiconductor, Ltd.                                           1,200     18,782             0.0%
                  Toridoll Holdings Corp.                                             4,800    115,576             0.0%
                  Torii Pharmaceutical Co., Ltd.                                      6,100    148,332             0.0%
                  Torikizoku Co., Ltd.                                                1,500     33,319             0.0%
                  Torishima Pump Manufacturing Co., Ltd.                             12,100    112,767             0.0%
                  Tosei Corp.                                                        14,600    103,231             0.0%
*                 Toshiba Corp.                                                     262,000    528,498             0.0%
                  Toshiba Machine Co., Ltd.                                          47,000    195,285             0.0%
                  Toshiba Plant Systems & Services Corp.                              9,400    152,934             0.0%
*                 Toshiba TEC Corp.                                                  60,000    314,256             0.0%
                  Tosho Co., Ltd.                                                     1,600     68,740             0.0%
                  Tosoh Corp.                                                       246,000  2,312,055             0.1%
                  Totetsu Kogyo Co., Ltd.                                             7,700    222,592             0.0%
                  TOTO, Ltd.                                                         12,500    476,904             0.0%
                  Tottori Bank, Ltd. (The)                                            1,300     20,557             0.0%
                  Tow Co., Ltd.                                                       6,800     48,392             0.0%
                  Towa Bank, Ltd. (The)                                             128,000    133,317             0.0%
                  Towa Corp.                                                          6,900    117,111             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
JAPAN -- (Continued)
                  Towa Pharmaceutical Co., Ltd.                                       4,000 $   199,623             0.0%
                  Toyo Construction Co., Ltd.                                        26,300      94,650             0.0%
                  Toyo Denki Seizo K.K.                                               2,600      38,322             0.0%
*                 Toyo Engineering Corp.                                             58,000     144,834             0.0%
                  Toyo Ink SC Holdings Co., Ltd.                                     71,000     349,114             0.0%
                  Toyo Kohan Co., Ltd.                                               21,000      75,159             0.0%
                  Toyo Machinery & Metal Co., Ltd.                                    3,500      21,807             0.0%
                  Toyo Securities Co., Ltd.                                          41,000      98,364             0.0%
                  Toyo Seikan Group Holdings, Ltd.                                   32,500     545,056             0.0%
                  Toyo Suisan Kaisha, Ltd.                                            5,800     217,835             0.0%
                  Toyo Tanso Co., Ltd.                                                4,900      78,094             0.0%
                  Toyo Tire & Rubber Co., Ltd.                                       41,700     733,488             0.1%
                  Toyo Wharf & Warehouse Co., Ltd.                                   13,000      20,299             0.0%
                  Toyobo Co., Ltd.                                                  357,000     631,493             0.0%
                  Toyoda Gosei Co., Ltd.                                             30,200     802,601             0.1%
                  Toyota Boshoku Corp.                                               20,100     425,310             0.0%
                  Toyota Motor Corp.                                                191,273  10,351,839             0.4%
                  Toyota Motor Corp. Sponsored ADR                                   41,028   4,436,768             0.2%
                  Toyota Tsusho Corp.                                                56,700   1,790,188             0.1%
                  TPR Co., Ltd.                                                      10,000     337,374             0.0%
                  Trancom Co., Ltd.                                                   2,900     145,462             0.0%
                  Transcosmos, Inc.                                                   5,800     139,237             0.0%
                  Trend Micro, Inc.                                                   7,700     338,790             0.0%
                  Trusco Nakayama Corp.                                              12,200     278,607             0.0%
                  TS Tech Co., Ltd.                                                  17,800     467,600             0.0%
                  Tsubaki Nakashima Co., Ltd.                                         2,100      36,913             0.0%
                  Tsubakimoto Chain Co.                                              53,000     465,909             0.0%
*                 Tsudakoma Corp.                                                    27,000      41,910             0.0%
                  Tsugami Corp.                                                      11,000      83,441             0.0%
                  Tsukada Global Holdings, Inc.                                       2,000      10,495             0.0%
                  Tsukishima Kikai Co., Ltd.                                         11,700     126,062             0.0%
                  Tsukuba Bank, Ltd.                                                 32,200      92,797             0.0%
                  Tsukui Corp.                                                       24,000     136,106             0.0%
                  Tsumura & Co.                                                      17,100     554,165             0.0%
                  Tsuruha Holdings, Inc.                                              5,000     506,137             0.0%
                  Tsurumi Manufacturing Co., Ltd.                                     6,100      88,922             0.0%
                  Tv Tokyo Holdings Corp.                                             5,300     115,868             0.0%
*                 U-Shin, Ltd.                                                       10,500      72,752             0.0%
                  UACJ Corp.                                                        115,908     307,542             0.0%
                  Ube Industries, Ltd.                                              424,200     986,163             0.1%
                  Uchida Yoko Co., Ltd.                                               1,000      22,924             0.0%
                  Uchiyama Holdings Co., Ltd.                                         1,500       5,934             0.0%
                  UKC Holdings Corp.                                                  6,500     118,489             0.0%
                  Ulvac, Inc.                                                        14,900     699,525             0.0%
                  Umenohana Co., Ltd.                                                   500      12,108             0.0%
                  Unicharm Corp.                                                     12,200     296,694             0.0%
*                 Uniden Holdings Corp.                                              12,000      17,452             0.0%
                  Union Tool Co.                                                      2,100      62,071             0.0%
                  Unipres Corp.                                                      15,500     328,358             0.0%
                  United Arrows, Ltd.                                                 7,000     216,885             0.0%
                  United Super Markets Holdings, Inc.                                22,700     220,811             0.0%
*                 Unitika, Ltd.                                                     264,000     215,271             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Universal Entertainment Corp.                                       9,400 $  281,814             0.0%
                  Unizo Holdings Co., Ltd.                                            7,400    188,812             0.0%
                  Urbanet Corp. Co., Ltd.                                             4,100     15,450             0.0%
                  Ushio, Inc.                                                        27,500    345,542             0.0%
                  USS Co., Ltd.                                                      12,400    219,367             0.0%
*                 UT Group Co., Ltd.                                                  5,700     74,032             0.0%
                  Utoc Corp.                                                          2,600     10,050             0.0%
                  V Technology Co., Ltd.                                              1,400    214,831             0.0%
*                 V-Cube, Inc.                                                        2,300     11,961             0.0%
                  Valor Holdings Co., Ltd.                                           14,900    356,180             0.0%
                  ValueCommerce Co., Ltd.                                             9,900     50,986             0.0%
                  VeriServe Corp.                                                       600     16,851             0.0%
                  Village Vanguard Co., Ltd.                                          2,800     26,435             0.0%
                  Vital KSK Holdings, Inc.                                           16,500    145,464             0.0%
                  Vitec Holdings Co., Ltd.                                            4,800     56,923             0.0%
                  Voyage Group, Inc.                                                  4,000     85,713             0.0%
                  VT Holdings Co., Ltd.                                              40,600    206,586             0.0%
                  W-Scope Corp.                                                       3,100     41,820             0.0%
                  Wacoal Holdings Corp.                                              43,000    545,106             0.0%
                  Wakachiku Construction Co., Ltd.                                   48,000     62,844             0.0%
                  Wakita & Co., Ltd.                                                 16,200    186,796             0.0%
                  Warabeya Nichiyo Holdings Co., Ltd.                                 5,200    128,313             0.0%
                  Watahan & Co., Ltd.                                                   900     14,369             0.0%
                  WATAMI Co., Ltd.                                                    8,800    105,395             0.0%
                  Watts Co., Ltd.                                                     1,900     21,279             0.0%
                  WDB Holdings Co., Ltd.                                              1,300     17,933             0.0%
                  Weathernews, Inc.                                                   1,400     46,990             0.0%
                  Welcia Holdings Co., Ltd.                                           8,600    276,726             0.0%
                  Wellnet Corp.                                                       2,000     28,453             0.0%
                  West Holdings Corp.                                                 8,600     60,455             0.0%
                  West Japan Railway Co.                                              7,300    487,778             0.0%
                  WIN-Partners Co., Ltd.                                              2,500     22,223             0.0%
                  WirelessGate, Inc.                                                  1,700     21,564             0.0%
                  Wood One Co., Ltd.                                                  7,000     18,268             0.0%
                  World Holdings Co., Ltd.                                            3,400     64,338             0.0%
                  Wowow, Inc.                                                         3,400    112,729             0.0%
                  Xebio Holdings Co., Ltd.                                           10,300    171,303             0.0%
                  Y A C Holdings Co., Ltd.                                            2,600     31,635             0.0%
                  Yahagi Construction Co., Ltd.                                      11,100     98,845             0.0%
                  Yahoo Japan Corp.                                                  36,500    156,337             0.0%
                  Yaizu Suisankagaku Industry Co., Ltd.                               1,600     17,733             0.0%
                  Yakult Honsha Co., Ltd.                                             1,900    108,293             0.0%
                  Yakuodo Co., Ltd.                                                   3,900    106,405             0.0%
                  YAMABIKO Corp.                                                     13,800    164,431             0.0%
                  YAMADA Consulting Group Co., Ltd.                                   1,300     59,576             0.0%
                  Yamada Denki Co., Ltd.                                            101,200    531,462             0.0%
                  Yamagata Bank, Ltd. (The)                                          51,000    228,472             0.0%
                  Yamaguchi Financial Group, Inc.                                    49,000    542,894             0.0%
                  Yamaha Corp.                                                       18,300    507,574             0.0%
                  Yamaha Motor Co., Ltd.                                             55,000  1,306,169             0.1%
                  Yamaichi Electronics Co., Ltd.                                      9,600    124,930             0.0%
                  Yamanashi Chuo Bank, Ltd. (The)                                    72,000    317,997             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
JAPAN -- (Continued)
                  Yamatane Corp.                                                      4,600 $     65,274             0.0%
                  Yamato Corp.                                                        2,500       11,736             0.0%
                  Yamato Holdings Co., Ltd.                                          29,700      641,786             0.0%
                  Yamaya Corp.                                                        2,500       36,548             0.0%
                  Yamazaki Baking Co., Ltd.                                          31,000      654,308             0.0%
                  Yamazen Corp.                                                      17,100      162,064             0.0%
                  Yaoko Co., Ltd.                                                     6,000      232,667             0.0%
                  Yaskawa Electric Corp.                                             31,800      607,825             0.0%
                  Yasunaga Corp.                                                      3,100       38,955             0.0%
                  Yellow Hat, Ltd.                                                    5,500      126,432             0.0%
                  Yokogawa Bridge Holdings Corp.                                     13,600      167,879             0.0%
                  Yokogawa Electric Corp.                                            71,300    1,101,962             0.1%
                  Yokohama Reito Co., Ltd.                                           20,600      208,167             0.0%
                  Yokohama Rubber Co., Ltd. (The)                                    44,600      875,743             0.1%
                  Yokowo Co., Ltd.                                                    3,300       39,721             0.0%
                  Yomiuri Land Co., Ltd.                                             14,000       53,127             0.0%
                  Yondoshi Holdings, Inc.                                             4,200       99,944             0.0%
                  Yorozu Corp.                                                        6,900      105,608             0.0%
                  Yoshinoya Holdings Co., Ltd.                                       10,900      178,031             0.0%
                  Yuasa Trading Co., Ltd.                                             4,000      115,778             0.0%
                  Yuken Kogyo Co., Ltd.                                               9,000       17,759             0.0%
                  Yurtec Corp.                                                       16,000       99,880             0.0%
                  Yusen Logistics Co., Ltd.                                           8,800       83,769             0.0%
                  Yushin Precision Equipment Co., Ltd.                                  700       19,983             0.0%
                  Yushiro Chemical Industry Co., Ltd.                                 3,700       46,516             0.0%
                  Zenkoku Hosho Co., Ltd.                                             5,000      180,875             0.0%
                  Zenrin Co., Ltd.                                                    8,300      156,065             0.0%
                  Zensho Holdings Co., Ltd.                                          40,500      693,244             0.0%
                  Zeon Corp.                                                         69,000      785,627             0.1%
                  ZERIA Pharmaceutical Co., Ltd.                                      5,100       76,645             0.0%
*                 ZIGExN Co., Ltd.                                                    3,600       40,050             0.0%
                  Zojirushi Corp.                                                    12,000      163,059             0.0%
                  Zuiko Corp.                                                           500       17,310             0.0%
                                                                                            ------------ ---------------
TOTAL JAPAN                                                                                  487,919,559            17.1%
                                                                                            ------------ ---------------
MALAYSIA -- (0.7%)
                  7-Eleven Malaysia Holdings Bhd Class B                             63,800       23,500             0.0%
                  Aeon Co. M Bhd                                                    217,900      124,548             0.0%
                  Aeon Credit Service M Bhd                                          11,700       44,008             0.0%
                  Affin Holdings Bhd                                                109,590       73,956             0.0%
#                 AirAsia Bhd                                                       516,400      398,301             0.0%
#*                AirAsia X Bhd                                                     551,600       57,120             0.0%
                  Alliance Financial Group Bhd                                      314,700      299,185             0.0%
                  AMMB Holdings Bhd                                                 484,500      611,454             0.1%
                  Ann Joo Resources Bhd                                              37,200       25,346             0.0%
                  APM Automotive Holdings Bhd                                        34,700       30,509             0.0%
                  Astro Malaysia Holdings Bhd                                        71,800       44,671             0.0%
#                 Axiata Group Bhd                                                  270,860      321,081             0.0%
                  Batu Kawan Bhd                                                     30,000      131,193             0.0%
                  Benalec Holdings Bhd                                               48,000        5,856             0.0%
#*                Berjaya Corp. Bhd                                                 882,710       71,089             0.0%
*                 Berjaya Land Bhd                                                   76,000        9,284             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
MALAYSIA -- (Continued)
#                 Berjaya Sports Toto Bhd                                           131,659 $ 85,210             0.0%
                  Bermaz Auto Bhd                                                   126,100   62,429             0.0%
#                 BIMB Holdings Bhd                                                 114,300  115,349             0.0%
                  Bonia Corp. Bhd                                                    82,000   12,265             0.0%
                  Boustead Holdings Bhd                                             220,899  133,240             0.0%
#                 Boustead Plantations Bhd                                           22,500    8,499             0.0%
                  British American Tobacco Malaysia Bhd                               8,100   84,819             0.0%
#*                Bumi Armada Bhd                                                   913,000  165,853             0.0%
#                 Bursa Malaysia Bhd                                                 93,300  220,529             0.0%
#                 Cahya Mata Sarawak Bhd                                            200,400  209,789             0.0%
                  Can-One Bhd                                                        18,400   13,856             0.0%
                  Carlsberg Brewery Malaysia Bhd Class B                             30,500  107,457             0.0%
                  CB Industrial Product Holding Bhd                                 102,800   48,770             0.0%
                  CIMB Group Holdings Bhd                                           427,077  564,374             0.1%
                  Coastal Contracts Bhd                                              42,800   13,098             0.0%
                  Cypark Resources Bhd                                               22,100   12,209             0.0%
#                 Datasonic Group Bhd                                                83,100   24,670             0.0%
#*                Dayang Enterprise Holdings Bhd                                     54,439   15,398             0.0%
*                 Destinii Bhd                                                      137,400   23,558             0.0%
                  Dialog Group Bhd                                                  390,658  175,367             0.0%
                  DiGi.Com Bhd                                                      155,200  183,831             0.0%
                  DKSH Holdings Malaysia Bhd                                         22,800   25,970             0.0%
#                 DRB-Hicom Bhd                                                     336,400  111,424             0.0%
                  Dutch Lady Milk Industries Bhd                                      2,400   31,854             0.0%
                  Eastern & Oriental Bhd                                            218,229   95,486             0.0%
*                 Eco World Development Group Bhd                                   312,300  109,286             0.0%
#                 Ekovest Bhd                                                       353,700  115,743             0.0%
#                 Evergreen Fibreboard Bhd                                          210,750   42,693             0.0%
                  Felda Global Ventures Holdings Bhd                                436,300  213,748             0.0%
                  Fraser & Neave Holdings Bhd                                         4,300   24,667             0.0%
#                 Gadang Holdings Bhd                                               196,250   57,875             0.0%
                  Gamuda Bhd                                                        209,400  254,153             0.0%
#                 Gas Malaysia Bhd                                                   47,700   33,942             0.0%
                  Genting Malaysia Bhd                                              149,900  202,589             0.0%
                  Genting Plantations Bhd                                            46,700  122,728             0.0%
                  George Kent Malaysia BHD                                           89,000   88,722             0.0%
#                 Globetronics Technology Bhd                                        37,900   47,370             0.0%
                  Glomac Bhd                                                         86,600   14,066             0.0%
                  HAP Seng Consolidated Bhd                                         242,580  495,328             0.1%
                  Hap Seng Plantations Holdings Bhd                                  72,400   43,182             0.0%
                  Hartalega Holdings Bhd                                             64,000   72,181             0.0%
                  Heineken Malaysia Bhd                                              26,400  106,673             0.0%
*                 Hengyuan Refining Co Bhd                                           15,500   13,594             0.0%
#                 HeveaBoard Bhd                                                    142,700   44,689             0.0%
*                 Hibiscus Petroleum Bhd                                            274,500   26,773             0.0%
                  Hock Seng LEE BHD                                                  55,900   21,909             0.0%
                  Hong Leong Bank Bhd                                                71,432  226,895             0.0%
                  Hong Leong Financial Group Bhd                                     64,153  249,182             0.0%
                  Hong Leong Industries Bhd                                          31,400   73,081             0.0%
                  Hua Yang Bhd                                                       65,066   16,631             0.0%
                  IHH Healthcare Bhd                                                 45,600   64,883             0.0%
                  IJM Corp. Bhd                                                     983,720  793,043             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
MALAYSIA -- (Continued)
                  IJM Plantations Bhd                                                72,500 $ 51,446             0.0%
                  Inari Amertron Bhd                                                253,692  122,084             0.0%
                  Insas Bhd                                                         128,000   27,231             0.0%
                  IOI Corp. Bhd                                                     102,326  108,139             0.0%
                  IOI Properties Group Bhd                                          327,724  156,262             0.0%
*                 Iris Corp. Bhd                                                    271,500   12,795             0.0%
#*                Iskandar Waterfront City Bhd                                       91,000   65,106             0.0%
*                 JAKS Resources Bhd                                                137,900   52,666             0.0%
                  Jaya Tiasa Holdings Bhd                                           170,800   46,022             0.0%
                  JCY International Bhd                                             139,200   20,031             0.0%
                  Kian JOO CAN Factory Bhd                                           56,700   39,177             0.0%
#*                KNM Group Bhd                                                     848,030   56,532             0.0%
                  Kossan Rubber Industries                                           59,300   78,009             0.0%
                  KPJ Healthcare Bhd                                                 95,450   92,308             0.0%
#*                KSL Holdings Bhd                                                  222,492   62,507             0.0%
                  Kuala Lumpur Kepong Bhd                                            27,100  153,089             0.0%
                  Kumpulan Perangsang Selangor Bhd                                   43,300   14,864             0.0%
#                 Lafarge Malaysia Bhd                                               68,300   99,430             0.0%
                  Land & General Bhd                                                224,700   13,458             0.0%
*                 Landmarks Bhd                                                      74,700   14,190             0.0%
#                 LBS Bina Group Bhd                                                 88,200   42,449             0.0%
                  Lingkaran Trans Kota Holdings Bhd                                  48,400   65,813             0.0%
                  LPI Capital Bhd                                                    19,020   76,836             0.0%
                  Magni-Tech Industries Bhd                                          64,000   72,635             0.0%
                  Magnum Bhd                                                        126,800   61,333             0.0%
                  Mah Sing Group Bhd                                                620,440  212,871             0.0%
#                 Malakoff Corp. Bhd                                                251,200   72,872             0.0%
                  Malayan Banking Bhd                                               369,622  815,291             0.1%
                  Malayan Flour Mills Bhd                                            39,700   16,530             0.0%
                  Malaysia Airports Holdings Bhd                                    145,492  254,497             0.0%
                  Malaysia Building Society Bhd                                     525,728  158,596             0.0%
                  Malaysian Pacific Industries Bhd                                   40,475  111,649             0.0%
*                 Malaysian Resources Corp. Bhd                                     395,950  138,356             0.0%
                  Malton Bhd                                                         81,600   27,592             0.0%
                  Matrix Concepts Holdings Bhd                                       81,900   48,861             0.0%
#                 Maxis Bhd                                                          54,500   80,040             0.0%
                  Media Prima Bhd                                                   306,800   84,681             0.0%
                  Mega First Corp. Bhd                                               84,100   73,390             0.0%
                  MISC Bhd                                                          157,380  264,967             0.0%
#                 Mitrajaya Holdings Bhd                                            126,000   38,883             0.0%
*                 MK Land Holdings Bhd                                              131,800    9,555             0.0%
                  MKH Bhd                                                            67,480   37,919             0.0%
                  MMC Corp. Bhd                                                     284,000  165,504             0.0%
*                 MNRB Holdings Bhd                                                  26,700   15,917             0.0%
*                 Mudajaya Group Bhd                                                 54,900   15,172             0.0%
                  Muhibbah Engineering M Bhd                                        115,700   77,017             0.0%
*                 Mulpha International Bhd                                          518,800   28,723             0.0%
                  My EG Services Bhd                                                291,000  142,654             0.0%
*                 Naim Holdings Bhd                                                  48,600   17,465             0.0%
                  OCK Group Bhd                                                     106,000   22,100             0.0%
                  Oldtown Bhd                                                        93,900   57,879             0.0%
                  Oriental Holdings Bhd                                               4,700    7,336             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
MALAYSIA -- (Continued)
                  Padini Holdings Bhd                                                 269,400 $198,641             0.0%
                  Pantech Group Holdings Bhd                                           63,286    9,616             0.0%
                  Paramount Corp. Bhd                                                  32,600   13,666             0.0%
#*                Parkson Holdings Bhd                                                219,903   32,156             0.0%
                  Petronas Chemicals Group Bhd                                        153,700  258,406             0.0%
#                 Petronas Dagangan Bhd                                                17,100   94,742             0.0%
#                 Petronas Gas Bhd                                                     25,100  106,719             0.0%
                  Pharmaniaga Bhd                                                      29,900   33,736             0.0%
                  Pos Malaysia Bhd                                                    110,100  132,341             0.0%
                  Press Metal Bhd                                                     343,839  231,850             0.0%
                  Protasco Bhd                                                        120,000   30,104             0.0%
                  Public Bank Bhd                                                      88,140  405,063             0.0%
#*                Puncak Niaga Holdings Bhd                                            15,500    3,642             0.0%
#                 QL Resources Bhd                                                     95,450  104,474             0.0%
                  RGB International Bhd                                               662,800   50,335             0.0%
                  RHB Bank Bhd                                                        124,343  157,442             0.0%
                  Salcon Bhd                                                          181,700   27,383             0.0%
                  Sapura Energy Bhd                                                 1,537,943  706,913             0.1%
                  Sarawak Oil Palms Bhd                                                39,857   31,486             0.0%
                  Scientex Bhd                                                         48,000   91,548             0.0%
*                 Scomi Energy Services Bhd                                           213,100    9,822             0.0%
                  Selangor Properties Bhd                                              24,800   26,492             0.0%
                  Shangri-La Hotels Malaysia Bhd                                       15,100   17,728             0.0%
                  Sime Darby Bhd                                                      166,422  357,957             0.0%
#                 SKP Resources Bhd                                                   125,600   37,304             0.0%
#                 SP Setia Bhd Group                                                   82,459   69,457             0.0%
                  Star Media Group Bhd                                                 50,500   27,333             0.0%
#*                Sumatec Resources Bhd                                               598,000   10,325             0.0%
#                 Sunway Bhd                                                          221,998  177,461             0.0%
#                 Sunway Construction Group Bhd                                        21,980   10,121             0.0%
                  Supermax Corp. Bhd                                                  159,500   70,529             0.0%
                  Suria Capital Holdings Bhd                                           16,100    7,980             0.0%
                  Syarikat Takaful Malaysia Bhd                                        60,000   55,315             0.0%
#                 Ta Ann Holdings Bhd                                                  80,257   69,119             0.0%
                  TA Enterprise Bhd                                                   333,600   50,300             0.0%
                  TA Global Bhd                                                       217,000   18,021             0.0%
                  Taliworks Corp. Bhd                                                  90,300   32,062             0.0%
                  Tambun Indah Land Bhd                                                80,300   27,365             0.0%
                  TAN Chong Motor Holdings Bhd                                        100,000   43,303             0.0%
                  TDM Bhd                                                             275,400   41,852             0.0%
                  Telekom Malaysia Bhd                                                103,348  153,731             0.0%
                  Tenaga Nasional Bhd                                                  71,550  229,721             0.0%
                  Time dotCom Bhd                                                      47,300   96,197             0.0%
                  Tiong NAM Logistics Holdings                                         46,000   19,257             0.0%
#                 Top Glove Corp. Bhd                                                 209,600  220,596             0.0%
                  Tropicana Corp. Bhd                                                 199,848   45,326             0.0%
                  TSH Resources Bhd                                                   164,100   67,345             0.0%
#                 Tune Protect Group Bhd                                              205,700   68,164             0.0%
                  Uchi Technologies Bhd                                                37,400   16,021             0.0%
#                 UEM Edgenta Bhd                                                      98,900   73,271             0.0%
#                 UEM Sunrise Bhd                                                     632,358  180,521             0.0%
#*                UMW Holdings Bhd                                                    198,100  282,707             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
MALAYSIA -- (Continued)
#*                UMW Oil & Gas Corp. Bhd                                             272,500 $    42,642             0.0%
                  Unisem M Bhd                                                        172,300     132,103             0.0%
                  United Plantations Bhd                                               11,300      72,841             0.0%
                  UOA Development Bhd                                                 182,400     112,729             0.0%
#*                Uzma Bhd                                                             60,100      25,451             0.0%
                  VS Industry Bhd                                                     320,000     147,400             0.0%
                  Wah Seong Corp. Bhd                                                  72,098      14,778             0.0%
#                 WCT Holdings Bhd                                                    321,990     165,370             0.0%
                  WTK Holdings BHD                                                     72,500      16,607             0.0%
                  Yinson Holdings Bhd                                                  77,900      60,095             0.0%
*                 YNH Property Bhd                                                    133,216      46,940             0.0%
                  YTL Corp. Bhd                                                     1,674,583     566,762             0.1%
                  YTL Power International Bhd                                         342,650     119,148             0.0%
                  Zhulian Corp. Bhd                                                    45,600      18,675             0.0%
                                                                                              ----------- ---------------
TOTAL MALAYSIA                                                                                 19,867,267             0.7%
                                                                                              ----------- ---------------
MEXICO -- (0.9%)
                  Alfa S.A.B. de C.V. Class A                                         869,182   1,191,675             0.1%
                  Alpek S.A.B. de C.V.                                                193,325     231,576             0.0%
                  Alsea S.A.B. de C.V.                                                119,847     426,224             0.0%
                  America Movil S.A.B. de C.V. Series L                               525,014     403,551             0.0%
                  America Movil S.A.B. de C.V. Series L ADR                            23,684     364,497             0.0%
                  Arca Continental S.A.B. de C.V.                                     114,633     842,945             0.0%
*                 Axtel S.A.B. de C.V.                                                301,200      65,759             0.0%
                  Banregio Grupo Financiero S.A.B. de C.V.                             94,788     547,321             0.0%
                  Bolsa Mexicana de Valores S.A.B. de C.V.                             63,291     110,611             0.0%
*                 Cemex S.A.B. de C.V.                                              2,064,831   1,900,826             0.1%
*                 Cia Minera Autlan S.A.B. de C.V. Series B                            20,250      19,717             0.0%
                  Coca-Cola Femsa S.A.B. de C.V. Series L                               7,700      56,016             0.0%
                  Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                          4,452     323,705             0.0%
                  Consorcio ARA S.A.B. de C.V. Series *                               305,857     102,032             0.0%
*                 Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR                18,370     231,646             0.0%
*                 Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A            25,993      32,931             0.0%
                  Corp. Inmobiliaria Vesta S.A.B. de C.V.                             115,620     162,634             0.0%
                  Corp. Moctezuma S.A.B. de C.V. Series *                              73,800     258,738             0.0%
                  Credito Real S.A.B. de C.V. SOFOM ER                                 36,910      51,762             0.0%
                  El Puerto de Liverpool S.A.B. de C.V. Class C1                        4,461      34,375             0.0%
*                 Empresas ICA S.A.B. de C.V.                                         117,564      10,429             0.0%
*                 Financiera Independencia S.A.B. de C.V. SOFOM ENR                    32,800       6,081             0.0%
                  Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR              21,098   1,899,664             0.1%
*                 Genomma Lab Internacional S.A.B. de C.V. Class B                    276,941     350,420             0.0%
                  Gentera S.A.B. de C.V.                                              320,061     538,103             0.0%
                  Gruma S.A.B. de C.V. Class B                                         70,384     938,628             0.1%
*                 Grupo Aeromexico S.A.B. de C.V.                                      38,422      76,639             0.0%
                  Grupo Aeroportuario del Centro Norte S.A.B. de C.V.                  38,100     211,617             0.0%
                  Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                   9,537     981,262             0.1%
                  Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B              24,482     252,282             0.0%
                  Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                    5,100     965,940             0.1%
                  Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B                2,400      45,478             0.0%
                  Grupo Bimbo S.A.B. de C.V. Series A                                 157,200     385,041             0.0%
                  Grupo Carso S.A.B. de C.V. Series A1                                 97,100     447,712             0.0%
                  Grupo Cementos de Chihuahua S.A.B. de C.V.                            6,289      29,896             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
MEXICO -- (Continued)
                  Grupo Comercial Chedraui S.A. de C.V.                             113,794 $   235,081             0.0%
                  Grupo Elektra S.A.B. de C.V.                                       13,973     469,843             0.0%
*                 Grupo Famsa S.A.B. de C.V. Class A                                 66,508      31,090             0.0%
                  Grupo Financiero Banorte S.A.B. de C.V. Class O                   197,896   1,142,052             0.1%
                  Grupo Financiero Inbursa S.A.B. de C.V. Class O                   304,040     511,976             0.0%
                  Grupo Financiero Interacciones SA de C.V. Class O                  39,863     186,406             0.0%
                  Grupo Financiero Santander Mexico S.A.B. de C.V. Class B          187,227     340,435             0.0%
                  Grupo Herdez S.A.B. de C.V. Series *                               97,105     215,459             0.0%
                  Grupo Lala S.A.B. de C.V.                                          49,771      90,419             0.0%
                  Grupo Lamosa S.A.B. de C.V.                                        35,276      72,893             0.0%
                  Grupo Mexico S.A.B. de C.V. Series B                              548,102   1,601,630             0.1%
*                 Grupo Pochteca S.A.B. de C.V.                                       3,616       1,383             0.0%
                  Grupo Sanborns S.A.B. de C.V.                                      32,918      37,735             0.0%
*                 Grupo Simec S.A.B. de C.V. Series B                                39,212     145,806             0.0%
*                 Grupo Simec S.A.B. de C.V. Sponsored ADR                            1,049      11,759             0.0%
                  Grupo Televisa S.A.B. Series CPO                                  247,891   1,202,897             0.1%
                  Grupo Televisa S.A.B. Sponsored ADR                                23,672     575,230             0.0%
*                 Hoteles City Express S.A.B. de C.V.                                99,329     102,151             0.0%
                  Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de
*                   C.V.                                                            126,300     209,625             0.0%
                  Industrias Bachoco S.A.B. de C.V. Series B                         56,734     252,128             0.0%
                  Industrias Bachoco S.A.B. de C.V. Sponsored ADR                       742      39,660             0.0%
*                 Industrias CH S.A.B. de C.V. Series B                              75,552     405,748             0.0%
                  Industrias Penoles S.A.B. de C.V.                                  37,584     918,774             0.1%
                  Infraestructura Energetica Nova S.A.B. de C.V.                     20,968      97,760             0.0%
                  Kimberly-Clark de Mexico S.A.B. de C.V. Class A                   245,412     523,799             0.0%
*                 La Comer S.A.B. de C.V.                                           137,995     108,122             0.0%
*                 Maxcom Telecomunicaciones S.A.B. de C.V.                            3,793       1,493             0.0%
                  Megacable Holdings S.A.B. de C.V.                                  96,919     367,438             0.0%
                  Mexichem S.A.B. de C.V.                                           289,909     796,334             0.0%
*                 Minera Frisco S.A.B. de C.V. Class A1                              70,600      45,153             0.0%
                  OHL Mexico S.A.B. de C.V.                                         373,398     455,807             0.0%
                  Organizacion Cultiba S.A.B. de C.V.                                12,061      11,705             0.0%
*                 Organizacion Soriana S.A.B. de C.V. Class B                       155,527     356,571             0.0%
                  Promotora y Operadora de Infraestructura S.A.B. de C.V.            45,570     484,524             0.0%
                  Qualitas Controladora S.A.B. de C.V.                               57,781      94,351             0.0%
                  Rassini S.A.B. de C.V.                                             12,946      61,232             0.0%
*                 Telesites S.A.B. de C.V.                                           51,131      31,968             0.0%
                  TV Azteca S.A.B. de C.V.                                          351,017      60,786             0.0%
                  Vitro S.A.B. de C.V. Series A                                      14,205      54,405             0.0%
                  Wal-Mart de Mexico S.A.B. de C.V.                                 155,904     351,142             0.0%
                                                                                            ----------- ---------------
TOTAL MEXICO                                                                                 27,200,503             1.0%
                                                                                            ----------- ---------------
NETHERLANDS -- (2.1%)
                  Aalberts Industries NV                                             36,955   1,465,321             0.1%
                  ABN AMRO Group NV                                                  34,117     895,681             0.0%
                  Accell Group                                                       10,226     356,662             0.0%
                  Aegon NV(007924103)                                                90,321     465,153             0.0%
                  Aegon NV(5927375)                                                 263,951   1,347,168             0.1%
#*                AFC Ajax NV                                                           546       5,430             0.0%
                  Akzo Nobel NV                                                      49,804   4,355,962             0.2%
*                 Altice NV Class A                                                  17,214     427,702             0.0%
*                 Altice NV Class B                                                   5,112     127,147             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
NETHERLANDS -- (Continued)
                  AMG Advanced Metallurgical Group NV                                 9,178 $  240,736             0.0%
                  Amsterdam Commodities NV                                            6,538    182,375             0.0%
                  APERAM SA                                                          21,739  1,092,931             0.0%
                  Arcadis NV                                                         25,151    436,379             0.0%
*                 ArcelorMittal(B295F26)                                            149,655  1,167,309             0.0%
*                 ArcelorMittal(B03XPL1)                                             79,335    623,441             0.0%
                  ASM International NV                                               20,246  1,218,617             0.0%
                  ASML Holding NV                                                     9,664  1,274,132             0.1%
                  BE Semiconductor Industries NV                                     21,146  1,105,487             0.0%
                  Beter Bed Holding NV                                                7,072    115,554             0.0%
                  BinckBank NV                                                       24,187    120,209             0.0%
                  Boskalis Westminster                                               34,103  1,254,404             0.1%
                  Brunel International NV                                             6,552    111,449             0.0%
                  Coca-Cola European Partners P.L.C.                                  4,439    167,975             0.0%
                  Corbion NV                                                         24,222    751,714             0.0%
                  Flow Traders                                                        2,962     91,332             0.0%
*                 Fugro NV                                                           28,354    418,222             0.0%
                  Gemalto NV                                                         23,043  1,290,098             0.1%
                  GrandVision NV                                                      7,566    197,476             0.0%
#*                Heijmans NV                                                         7,697     59,310             0.0%
                  Heineken NV                                                        22,194  1,979,555             0.1%
                  Hunter Douglas NV                                                   1,450    117,023             0.0%
                  IMCD Group NV                                                      12,404    668,144             0.0%
                  ING Groep NV                                                       29,567    481,928             0.0%
                  ING Groep NV Sponsored ADR                                        157,227  2,559,655             0.1%
                  KAS Bank NV                                                         4,269     50,718             0.0%
                  Kendrion NV                                                         4,432    158,217             0.0%
                  Koninklijke Ahold Delhaize NV                                     233,772  4,842,645             0.2%
                  Koninklijke Ahold Delhaize NV Sponsored ADR                         2,567     53,209             0.0%
                  Koninklijke BAM Groep NV                                           97,240    547,407             0.0%
                  Koninklijke DSM NV                                                 65,323  4,674,397             0.2%
                  Koninklijke KPN NV                                                708,216  2,047,464             0.1%
                  Koninklijke Philips NV(5986622)                                    36,121  1,247,347             0.1%
                  Koninklijke Philips NV(500472303)                                  72,633  2,500,028             0.1%
                  Koninklijke Vopak NV                                               25,178  1,136,236             0.0%
                  Nederland Apparatenfabriek                                            819     34,263             0.0%
                  NN Group NV                                                        64,141  2,126,576             0.1%
*                 OCI NV                                                             12,741    247,921             0.0%
*                 Ordina NV                                                          54,448     94,392             0.0%
                  PostNL NV                                                         114,016    564,940             0.0%
                  Randstad Holding NV                                                32,838  1,957,734             0.1%
                  RELX NV                                                            60,337  1,165,937             0.0%
                  RELX NV Sponsored ADR                                              12,919    248,953             0.0%
                  SBM Offshore NV                                                    80,084  1,319,320             0.1%
                  Sligro Food Group NV                                                7,621    309,952             0.0%
*                 Telegraaf Media Groep NV                                            4,962     33,508             0.0%
                  TKH Group NV                                                       15,418    708,693             0.0%
*                 TomTom NV                                                          28,748    292,287             0.0%
                  Unilever NV(904784709)                                             33,228  1,735,831             0.1%
                  Unilever NV(B12T3J1)                                               13,702    717,785             0.0%
                  Van Lanschot NV                                                     1,909     51,880             0.0%
                  Wessanen                                                           27,125    405,200             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
NETHERLANDS -- (Continued)
                  Wolters Kluwer NV                                                  70,283 $ 2,982,400             0.1%
TOTAL NETHERLANDS                                                                            59,426,921             2.1%
NEW ZEALAND -- (0.4%)
*                 a2 Milk Co., Ltd.                                                 120,454     279,282             0.0%
                  Air New Zealand, Ltd.                                             219,465     384,049             0.0%
                  Auckland International Airport, Ltd.                              234,863   1,112,922             0.1%
                  Chorus, Ltd.                                                      134,324     413,775             0.0%
                  Chorus, Ltd. ADR                                                    2,187      33,242             0.0%
                  Contact Energy, Ltd.                                              126,788     453,541             0.0%
                  EBOS Group, Ltd.                                                   22,507     282,505             0.0%
                  Fisher & Paykel Healthcare Corp., Ltd.                             98,156     679,043             0.0%
                  Fletcher Building, Ltd.(6341606)                                  155,180     910,653             0.1%
                  Fletcher Building, Ltd.(6341617)                                   12,299      72,181             0.0%
                  Fonterra Co-operative Group, Ltd.                                  16,111      66,154             0.0%
                  Freightways, Ltd.                                                  30,285     155,629             0.0%
                  Genesis Energy, Ltd.                                               90,815     133,036             0.0%
                  Gentrack Group, Ltd.                                                4,355      13,329             0.0%
                  Hallenstein Glasson Holdings, Ltd.                                    609       1,347             0.0%
                  Heartland Bank, Ltd.                                               49,059      55,828             0.0%
                  Infratil, Ltd.                                                    113,815     230,544             0.0%
                  Kathmandu Holdings, Ltd.                                            9,448      13,001             0.0%
                  Mainfreight, Ltd.                                                  25,494     386,762             0.0%
                  Mercury NZ, Ltd.                                                  102,011     225,344             0.0%
                  Meridian Energy, Ltd.                                             113,716     216,153             0.0%
                  Metlifecare, Ltd.                                                  48,962     195,198             0.0%
                  Metro Performance Glass, Ltd.                                      20,089      19,045             0.0%
                  New Zealand Oil & Gas, Ltd.                                        51,054      21,770             0.0%
                  New Zealand Refining Co., Ltd. (The)                               57,566      92,343             0.0%
                  NZME, Ltd.                                                         83,243      51,460             0.0%
                  NZX, Ltd.                                                          34,929      25,667             0.0%
                  PGG Wrightson, Ltd.                                                 8,757       3,373             0.0%
                  Port of Tauranga, Ltd.                                             84,955     239,606             0.0%
                  Restaurant Brands New Zealand, Ltd.                                22,855      83,467             0.0%
                  Ryman Healthcare, Ltd.                                             43,507     257,688             0.0%
                  Sanford, Ltd.                                                      12,229      61,177             0.0%
                  SKY Network Television, Ltd.                                      121,524     321,881             0.0%
                  SKYCITY Entertainment Group, Ltd.                                 232,631     695,595             0.1%
                  Spark New Zealand, Ltd.                                           421,958   1,069,341             0.1%
                  Steel & Tube Holdings, Ltd.                                        17,544      28,998             0.0%
                  Summerset Group Holdings, Ltd.                                     73,386     261,929             0.0%
                  Tilt Renewables, Ltd.                                              13,045      19,304             0.0%
                  Tourism Holdings, Ltd.                                             28,321      71,745             0.0%
                  Tower, Ltd.                                                        42,638      35,698             0.0%
                  Trade Me Group, Ltd.                                              108,438     394,870             0.0%
                  Trustpower, Ltd.                                                   13,045      43,010             0.0%
                  Vector, Ltd.                                                       54,504     120,898             0.0%
                  Warehouse Group, Ltd. (The)                                        43,907      63,562             0.0%
*                 Xero, Ltd.                                                          2,961      44,181             0.0%
                  Z Energy, Ltd.                                                     27,723     141,874             0.0%
                                                                                            ----------- ---------------
TOTAL NEW ZEALAND                                                                            10,482,000             0.4%
                                                                                            ----------- ---------------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
NORWAY -- (0.6%)
                  ABG Sundal Collier Holding ASA                                    107,380 $   70,193             0.0%
                  AF Gruppen ASA                                                        813     14,486             0.0%
*                 Akastor ASA                                                        62,139     91,592             0.0%
                  Aker ASA Class A                                                   10,276    390,204             0.0%
                  Aker BP ASA                                                        43,708    740,024             0.0%
*                 Aker Solutions ASA                                                 29,261    166,652             0.0%
                  American Shipping Co. ASA                                           9,506     30,121             0.0%
                  Atea ASA                                                           35,638    431,012             0.0%
                  Austevoll Seafood ASA                                              45,464    365,675             0.0%
                  Avance Gas Holding, Ltd.                                           14,654     41,392             0.0%
*                 Axactor AB                                                        217,910     62,804             0.0%
                  Bakkafrost P/F                                                      9,791    331,723             0.0%
                  Bonheur ASA                                                         7,354     64,030             0.0%
                  Borregaard ASA                                                     18,908    212,421             0.0%
                  BW LPG, Ltd.                                                       30,630    134,760             0.0%
#*                BW Offshore, Ltd.                                                  47,788    122,732             0.0%
*                 Deep Sea Supply P.L.C.                                             40,840      5,842             0.0%
                  DNB ASA                                                            64,343  1,004,157             0.1%
*                 DNO ASA                                                           166,262    139,998             0.0%
#*                DOF ASA                                                           190,442     20,414             0.0%
                  Ekornes ASA                                                         9,692    152,286             0.0%
                  Entra ASA                                                          10,287    118,005             0.0%
*                 Fred Olsen Energy ASA                                              20,918     49,152             0.0%
                  Frontline, Ltd.                                                    28,827    191,744             0.0%
                  Gjensidige Forsikring ASA                                          12,982    199,438             0.0%
                  Golar LNG, Ltd.                                                     3,007     76,709             0.0%
                  Grieg Seafood ASA                                                  33,933    267,205             0.0%
*                 Hexagon Composites ASA                                             23,137     73,427             0.0%
                  Hoegh LNG Holdings, Ltd.                                            6,703     68,592             0.0%
*                 Kongsberg Automotive ASA                                          187,622    137,165             0.0%
                  Kongsberg Gruppen ASA                                               5,680     88,613             0.0%
*                 Kvaerner ASA                                                       58,803     76,562             0.0%
                  Leroy Seafood Group ASA                                             6,888    346,478             0.0%
                  Marine Harvest ASA                                                 23,685    394,067             0.0%
#*                Nordic Semiconductor ASA                                           18,887     75,433             0.0%
                  Norsk Hydro ASA                                                   266,678  1,519,703             0.1%
*                 Norske Skogindustrier ASA                                          59,211      6,557             0.0%
#*                Norwegian Air Shuttle ASA                                          11,124    315,958             0.0%
                  Ocean Yield ASA                                                    14,899    111,790             0.0%
*                 Odfjell Drilling, Ltd.                                             11,082     23,183             0.0%
*                 Odfjell SE Class A                                                  2,716     10,708             0.0%
                  Opera Software ASA                                                 27,392    123,852             0.0%
                  Orkla ASA                                                          18,865    171,160             0.0%
#*                Petroleum Geo-Services ASA                                        130,315    305,311             0.0%
*                 Prosafe SE                                                          3,967     15,790             0.0%
                  Protector Forsikring ASA                                           18,269    152,052             0.0%
*                 Q-Free ASA                                                          7,742      7,621             0.0%
#*                REC Silicon ASA                                                   879,175    109,758             0.0%
                  Salmar ASA                                                          8,154    193,474             0.0%
                  Scatec Solar ASA                                                   13,028     59,009             0.0%
                  Schibsted ASA Class A                                               3,700     91,961             0.0%
                  Schibsted ASA Class B                                               3,700     82,868             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
NORWAY -- (Continued)
#*                Seadrill, Ltd.(B09RMQ1)                                              35,129 $    23,879             0.0%
#*                Seadrill, Ltd.(B0HWHV8)                                              79,622      54,923             0.0%
                  Selvaag Bolig ASA                                                     7,571      31,314             0.0%
*                 Solstad Offshore ASA                                                    465         660             0.0%
*                 Songa Offshore                                                       14,020      48,724             0.0%
                  SpareBank 1 SMN                                                      19,156     159,524             0.0%
                  SpareBank 1 SR-Bank ASA                                              45,651     360,057             0.0%
                  Statoil ASA                                                          95,311   1,569,666             0.1%
                  Statoil ASA Sponsored ADR                                            35,821     588,539             0.0%
                  Stolt-Nielsen, Ltd.                                                   9,886     152,813             0.0%
                  Storebrand ASA                                                      120,597     794,633             0.1%
                  Subsea 7 SA                                                          78,522   1,294,014             0.1%
                  Telenor ASA                                                          29,211     471,863             0.0%
                  TGS Nopec Geophysical Co. ASA                                        40,842     890,402             0.1%
                  Tomra Systems ASA                                                    30,975     359,524             0.0%
                  Treasure ASA                                                         14,469      26,483             0.0%
                  Veidekke ASA                                                         16,742     222,931             0.0%
*                 Wallenius Wilhelmsen Logistics                                       22,907     116,027             0.0%
                  Wilh Wilhelmsen Holding ASA Class A                                   4,473     124,294             0.0%
#                 XXL ASA                                                               1,683      18,121             0.0%
                  Yara International ASA                                               15,955     593,286             0.0%
                                                                                              ----------- ---------------
TOTAL NORWAY                                                                                   17,957,540             0.6%
                                                                                              ----------- ---------------
PERU -- (0.0%)
                  Cementos Pacasmayo SAA ADR                                            2,701      28,828             0.0%
                  Credicorp, Ltd.                                                       3,175     487,871             0.0%
*                 Fossal SAA ADR                                                          342         308             0.0%
                  Grana y Montero SAA Sponsored ADR                                    10,766      36,281             0.0%
                                                                                              ----------- ---------------
TOTAL PERU                                                                                        553,288             0.0%
                                                                                              ----------- ---------------
PHILIPPINES -- (0.3%)
                  Aboitiz Equity Ventures, Inc.                                        88,530     136,165             0.0%
                  Aboitiz Power Corp.                                                 172,300     146,614             0.0%
                  Alliance Global Group, Inc.                                         704,800     208,783             0.0%
*                 Atlas Consolidated Mining & Development Corp.                       113,900      11,989             0.0%
                  Ayala Corp.                                                          11,560     200,439             0.0%
                  Ayala Land, Inc.                                                    233,300     164,867             0.0%
                  Bank of the Philippine Islands                                       84,575     177,357             0.0%
                  BDO Unibank, Inc.                                                   231,747     556,447             0.1%
                  Belle Corp.                                                       1,295,800     106,440             0.0%
*                 Bloomberry Resorts Corp.                                            702,800     126,652             0.0%
                  Cebu Air, Inc.                                                       79,700     172,281             0.0%
                  Century Pacific Food, Inc.                                          145,500      48,040             0.0%
                  Century Properties Group, Inc.                                      730,005       7,163             0.0%
                  China Banking Corp.                                                  94,322      66,644             0.0%
                  Cosco Capital, Inc.                                                 717,100     117,138             0.0%
                  D&L Industries, Inc.                                                405,200     103,785             0.0%
                  DMCI Holdings, Inc.                                                 862,650     221,984             0.0%
*                 DoubleDragon Properties Corp.                                        68,060      70,856             0.0%
                  EEI Corp.                                                           181,100      36,619             0.0%
                  Emperador, Inc.                                                     194,100      24,826             0.0%
*                 Empire East Land Holdings, Inc.                                   1,000,000      14,208             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
PHILIPPINES -- (Continued)
                  Energy Development Corp.                                          3,340,300 $  403,249             0.1%
                  Filinvest Land, Inc.                                              3,876,000    134,420             0.0%
                  First Gen Corp.                                                     306,300    131,785             0.0%
                  First Philippine Holdings Corp.                                      96,560    140,130             0.0%
*                 Global Ferronickel Holdings, Inc.                                   210,000     10,708             0.0%
                  Globe Telecom, Inc.                                                   5,830    242,239             0.0%
                  GT Capital Holdings, Inc.                                             6,115    154,266             0.0%
                  Integrated Micro-Electronics, Inc.                                   99,000     15,263             0.0%
                  International Container Terminal Services, Inc.                     118,670    211,261             0.0%
                  JG Summit Holdings, Inc.                                            119,050    200,663             0.0%
                  Jollibee Foods Corp.                                                 36,420    153,024             0.0%
*                 Lepanto Consolidated Mining Co.                                     269,000      1,039             0.0%
                  Lopez Holdings Corp.                                                713,700    109,815             0.0%
                  LT Group, Inc.                                                      504,600    161,221             0.0%
                  Manila Electric Co.                                                  18,880    105,789             0.0%
                  Manila Water Co., Inc.                                              257,500    164,661             0.0%
*                 Megawide Construction Corp.                                         290,100    107,267             0.0%
                  Megaworld Corp.                                                   3,317,000    269,584             0.0%
*                 Melco Crown Philippines Resorts Corp.                               425,000     62,642             0.0%
                  Metro Pacific Investments Corp.                                   1,435,100    188,975             0.0%
                  Metropolitan Bank & Trust Co.                                        69,822    117,959             0.0%
                  Nickel Asia Corp.                                                   303,700     37,949             0.0%
                  Pepsi-Cola Products Philippines, Inc.                               343,700     25,453             0.0%
                  Petron Corp.                                                        814,000    148,377             0.0%
                  Philex Mining Corp.                                                 384,300     67,952             0.0%
                  Philippine National Bank                                             95,595    124,801             0.0%
                  Philippine Stock Exchange, Inc. (The)                                   312      1,499             0.0%
                  Philweb Corp.                                                        57,200      8,846             0.0%
                  Phinma Energy Corp.                                                 357,000     15,357             0.0%
                  Phoenix Petroleum Philippines, Inc.                                 130,700     22,235             0.0%
                  PLDT, Inc.                                                            3,850    136,649             0.0%
                  PLDT, Inc. Sponsored ADR                                              4,722    167,678             0.0%
                  Premium Leisure Corp.                                             1,877,000     58,619             0.0%
                  Puregold Price Club, Inc.                                           165,800    138,389             0.0%
                  RFM Corp.                                                           196,000     18,982             0.0%
                  Rizal Commercial Banking Corp.                                       90,960     99,329             0.0%
                  Robinsons Land Corp.                                                543,100    279,049             0.0%
                  Robinsons Retail Holdings, Inc.                                      53,260     84,654             0.0%
                  San Miguel Corp.                                                    100,480    221,186             0.0%
                  San Miguel Pure Foods Co., Inc.                                       2,710     16,274             0.0%
                  Security Bank Corp.                                                 124,644    531,789             0.1%
                  Semirara Mining & Power Corp.                                        59,310    176,797             0.0%
                  SM Investments Corp.                                                  4,905     71,478             0.0%
                  SM Prime Holdings, Inc.                                             136,926     81,673             0.0%
*                 Top Frontier Investment Holdings, Inc.                                3,465     20,390             0.0%
                  Union Bank of the Philippines                                        70,785    113,046             0.0%
                  Universal Robina Corp.                                               67,390    231,907             0.0%
                  Vista Land & Lifescapes, Inc.                                     2,405,500    254,728             0.0%
                                                                                              ---------- ---------------
TOTAL PHILIPPINES                                                                              8,960,343             0.3%
                                                                                              ---------- ---------------
POLAND -- (0.4%)
                  Agora SA                                                              8,317     34,756             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
POLAND -- (Continued)
*                 Alior Bank SA                                                      16,460 $  316,572             0.0%
                  Amica SA                                                              302     15,149             0.0%
*                 AmRest Holdings SE                                                    639     60,536             0.0%
                  Asseco Poland SA                                                   28,233    397,273             0.0%
                  Bank Handlowy w Warszawie SA                                        2,794     53,945             0.0%
*                 Bank Millennium SA                                                158,532    282,763             0.0%
                  Bank Pekao SA                                                       3,736    135,393             0.0%
                  Bank Zachodni WBK SA                                                1,804    165,547             0.0%
*                 Bioton SA                                                           9,806     17,886             0.0%
*                 Boryszew SA                                                        54,851    163,854             0.0%
                  Budimex SA                                                          2,209    156,567             0.0%
                  CCC SA                                                              3,260    188,535             0.0%
*                 CD Projekt SA                                                      12,992    227,009             0.0%
                  Ciech SA                                                           13,503    270,067             0.0%
*                 ComArch SA                                                            244     14,794             0.0%
*                 Cyfrowy Polsat SA                                                  24,429    152,847             0.0%
*                 Emperia Holding SA                                                  2,574     51,155             0.0%
*                 Enea SA                                                            97,222    298,619             0.0%
                  Energa SA                                                          40,209    103,251             0.0%
                  Eurocash SA                                                        13,468    119,430             0.0%
*                 Famur SA                                                            6,474      9,533             0.0%
*                 Getin Holding SA                                                   65,107     22,148             0.0%
*                 Getin Noble Bank SA                                               108,730     52,104             0.0%
                  Grupa Azoty SA                                                      8,614    151,907             0.0%
                  Grupa Kety SA                                                       2,152    236,267             0.0%
*                 Grupa Lotos SA                                                     41,839    651,784             0.1%
*                 Impexmetal SA                                                      38,718     42,286             0.0%
                  ING Bank Slaski SA                                                  4,169    192,302             0.0%
                  Inter Cars SA                                                       1,704    136,239             0.0%
*                 Jastrzebska Spolka Weglowa SA                                      15,938    321,681             0.0%
                  Kernel Holding SA                                                  24,108    429,319             0.0%
                  KGHM Polska Miedz SA                                               30,797    975,588             0.1%
                  LC Corp. SA                                                        51,834     26,328             0.0%
                  LPP SA                                                                125    223,645             0.0%
*                 Lubelski Wegiel Bogdanka SA                                         1,646     30,796             0.0%
*                 mBank SA                                                            2,316    258,464             0.0%
                  Netia SA                                                          114,614    130,005             0.0%
                  Neuca SA                                                              155     15,692             0.0%
                  Orange Polska SA                                                  109,497    130,588             0.0%
                  Orbis SA                                                            4,643    104,107             0.0%
*                 Pelion SA                                                           1,918     26,390             0.0%
                  Pfleiderer Grajewo SA                                               2,336     26,762             0.0%
                  PGE Polska Grupa Energetyczna SA                                  188,250    559,151             0.1%
*                 PKP Cargo SA                                                        3,460     56,977             0.0%
*                 Polnord SA                                                          9,078     21,268             0.0%
                  Polski Koncern Naftowy Orlen SA                                    53,743  1,606,141             0.1%
                  Polskie Gornictwo Naftowe i Gazownictwo SA                        101,680    173,375             0.0%
*                 Powszechna Kasa Oszczednosci Bank Polski SA                        43,560    396,595             0.0%
                  Powszechny Zaklad Ubezpieczen SA                                   24,594    271,361             0.0%
*                 Rafako SA                                                          12,972     25,588             0.0%
                  Stalprodukt SA                                                        407     56,598             0.0%
                  Synthos SA                                                        180,014    250,011             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
POLAND -- (Continued)
*                 Tauron Polska Energia SA                                            435,059 $   369,002             0.0%
                  Trakcja SA                                                           14,934      63,061             0.0%
                  Warsaw Stock Exchange                                                 5,032      58,869             0.0%
                                                                                              ----------- ---------------
TOTAL POLAND                                                                                   11,327,880             0.4%
                                                                                              ----------- ---------------
PORTUGAL -- (0.2%)
                  Altri SGPS SA                                                        42,109     196,634             0.0%
*                 Banco Comercial Portugues SA Class R                              2,677,760     598,244             0.1%
                  CTT-Correios de Portugal SA                                          21,026     120,011             0.0%
                  EDP - Energias de Portugal SA                                       150,256     495,878             0.0%
                  EDP Renovaveis SA                                                    66,089     503,640             0.0%
                  Galp Energia SGPS SA                                                 81,676   1,269,325             0.1%
                  Jeronimo Martins SGPS SA                                             31,231     573,119             0.0%
                  Mota-Engil SGPS SA                                                   41,754     106,175             0.0%
                  Navigator Co. SA (The)                                              121,116     512,467             0.0%
                  NOS SGPS SA                                                          92,931     532,311             0.0%
                  REN - Redes Energeticas Nacionais SGPS SA                            71,755     210,917             0.0%
                  Semapa-Sociedade de Investimento e Gestao                            12,365     193,952             0.0%
                  Sonae Capital SGPS SA                                                50,652      46,943             0.0%
*                 Sonae SGPS SA                                                       421,863     432,845             0.0%
                  Teixeira Duarte SA                                                   25,644       7,707             0.0%
                                                                                              ----------- ---------------
TOTAL PORTUGAL                                                                                  5,800,168             0.2%
                                                                                              ----------- ---------------
RUSSIA -- (0.3%)
                  Etalon Group, Ltd. GDR(29760G103)                                     8,443      32,506             0.0%
                  Etalon Group, Ltd. GDR(B5TWX80)                                      36,272     139,569             0.0%
                  Gazprom PJSC Sponsored ADR                                          368,756   1,750,687             0.1%
                  Globaltrans Investment P.L.C. Sponsored GDR                          12,202      92,431             0.0%
*                 Lenta, Ltd. GDR(52634T200)                                            6,298      40,118             0.0%
*                 Lenta, Ltd. GDR(BJ621Y903)                                           12,540      79,853             0.0%
                  Lukoil PJSC Sponsored ADR(69343P105)                                    407      20,167             0.0%
                  Lukoil PJSC Sponsored ADR(BYZDW2900)                                  7,792     386,769             0.0%
                  Magnitogorsk Iron & Steel OJSC Sponsored GDR                         38,822     298,928             0.0%
*                 Mail.Ru Group, Ltd. GDR                                               3,950     103,978             0.0%
*                 Mechel PJSC Sponsored ADR                                            16,260      97,723             0.0%
                  MegaFon PJSC GDR                                                     11,182     119,654             0.0%
                  MMC Norilsk Nickel PJSC ADR                                           9,287     142,665             0.0%
                  Novatek PJSC GDR(669888109)                                             178      21,574             0.0%
                  Novatek PJSC GDR(B0DK75903)                                             838     101,454             0.0%
                  Novolipetsk Steel PJSC GDR                                           16,393     310,814             0.0%
                  PhosAgro PJSC GDR                                                     8,962     132,187             0.0%
*                 PIK Group PJSC GDR                                                   13,885      69,334             0.0%
                  Ros Agro PLC GDR                                                      3,044      37,228             0.0%
                  Rosneft Oil Co. PJSC GDR                                             56,263     311,292             0.0%
                  Rostelecom PJSC Sponsored ADR                                         7,748      60,905             0.0%
                  RusHydro PJSC ADR                                                   218,605     333,148             0.0%
                  Sberbank of Russia PJSC Sponsored ADR                                96,521   1,150,706             0.1%
                  Severstal PJSC GDR                                                   15,052     205,602             0.0%
                  Tatneft PJSC Sponsored ADR                                           17,234     674,549             0.1%
                  TMK PJSC GDR(87260R201)                                              10,535      54,993             0.0%
                  TMK PJSC GDR(B1FY0V909)                                               3,193      16,660             0.0%
                  VEON, Ltd.                                                           94,715     391,173             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
RUSSIA -- (Continued)
                  VTB Bank PJSC GDR(B1W7FX909)                                         80,161 $  185,341             0.0%
                  VTB Bank PJSC GDR(46630Q202)                                        124,947    288,752             0.0%
*                 X5 Retail Group NV GDR                                               12,244    431,597             0.0%
                                                                                              ---------- ---------------
TOTAL RUSSIA                                                                                   8,082,357             0.3%
                                                                                              ---------- ---------------
SINGAPORE -- (0.8%)
*                 Abterra, Ltd.                                                        22,000      5,455             0.0%
                  Accordia Golf Trust                                                 152,300     81,193             0.0%
                  Amara Holdings, Ltd.                                                 25,000     10,208             0.0%
                  Aspial Corp., Ltd.                                                   58,100     12,306             0.0%
*                 Banyan Tree Holdings, Ltd.                                           54,000     20,709             0.0%
                  Bonvests Holdings, Ltd.                                              22,000     20,929             0.0%
*                 Boustead Projects, Ltd.                                              15,189      9,296             0.0%
                  Boustead Singapore, Ltd.                                            132,133     84,175             0.0%
                  Breadtalk Group, Ltd.                                                27,000     26,084             0.0%
                  Bukit Sembawang Estates, Ltd.                                        22,000     94,184             0.0%
                  Bund Center Investment, Ltd.                                         64,750     37,276             0.0%
                  CapitaLand, Ltd.                                                    218,800    587,903             0.0%
                  Centurion Corp., Ltd.                                                75,300     23,458             0.0%
                  China Aviation Oil Singapore Corp., Ltd.                             33,600     38,936             0.0%
                  Chip Eng Seng Corp., Ltd.                                           230,000    121,627             0.0%
                  City Developments, Ltd.                                              47,900    369,632             0.0%
                  Civmec, Ltd.                                                         16,000      7,513             0.0%
                  ComfortDelGro Corp., Ltd.                                           235,000    460,462             0.0%
#*                COSCO Shipping International Singapore Co,. Ltd.                    554,100    113,167             0.0%
                  CSE Global, Ltd.                                                    225,000     83,763             0.0%
#*                CWT, Ltd.                                                           119,200    195,619             0.0%
                  Dairy Farm International Holdings, Ltd.                              15,400    136,982             0.0%
                  DBS Group Holdings, Ltd.                                            135,065  1,865,302             0.1%
                  Del Monte Pacific, Ltd.                                             179,159     43,040             0.0%
                  Delfi, Ltd.                                                           7,000     11,474             0.0%
*                 Dyna-Mac Holdings, Ltd.                                             150,000     16,092             0.0%
                  Elec & Eltek International Co., Ltd.                                  5,000      7,307             0.0%
#*                Ezion Holdings, Ltd.                                                711,854    152,444             0.0%
#*                Ezra Holdings, Ltd.                                                 767,465      6,042             0.0%
*                 Falcon Energy Group, Ltd.                                            66,000      5,203             0.0%
                  Far East Orchard, Ltd.                                               34,076     39,800             0.0%
                  First Resources, Ltd.                                               207,600    278,362             0.0%
                  Food Empire Holdings, Ltd.                                           71,000     27,955             0.0%
                  Fragrance Group, Ltd.                                               206,000     24,669             0.0%
                  Frasers Centrepoint, Ltd.                                            77,800    105,763             0.0%
*                 Gallant Venture, Ltd.                                               119,000     11,720             0.0%
                  Genting Singapore P.L.C.                                            192,700    153,532             0.0%
                  GL, Ltd.                                                            132,000     73,246             0.0%
                  Global Logistic Properties, Ltd.                                    129,100    265,970             0.0%
                  Golden Agri-Resources, Ltd.                                       2,149,700    553,029             0.0%
                  Great Eastern Holdings, Ltd.                                          4,000     62,706             0.0%
                  GuocoLand, Ltd.                                                      69,666     91,018             0.0%
*                 Halcyon Agri Corp., Ltd.                                            115,356     51,543             0.0%
                  Health Management International, Ltd.                                70,800     30,959             0.0%
                  Hi-P International, Ltd.                                            139,000     68,686             0.0%
                  Hiap Hoe, Ltd.                                                       39,000     19,509             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
SINGAPORE -- (Continued)
                  Ho Bee Land, Ltd.                                                    93,800 $  163,682             0.0%
                  Hong Fok Corp., Ltd.                                                141,220     82,026             0.0%
                  Hong Leong Asia, Ltd.                                                42,000     33,562             0.0%
                  Hongkong Land Holdings, Ltd.                                         22,200    171,095             0.0%
                  Hotel Grand Central, Ltd.                                            37,639     38,513             0.0%
                  Hutchison Port Holdings Trust                                     1,747,900    707,599             0.0%
                  Hyflux, Ltd.                                                        240,600     95,563             0.0%
                  Indofood Agri Resources, Ltd.                                       175,000     61,151             0.0%
                  Japfa, Ltd.                                                         203,300     88,089             0.0%
                  Jardine Cycle & Carriage, Ltd.                                        8,255    279,354             0.0%
                  Keppel Corp., Ltd.                                                  302,400  1,406,014             0.1%
                  Keppel Infrastructure Trust                                         596,857    222,231             0.0%
                  Koh Brothers Group, Ltd.                                             48,000     10,466             0.0%
                  KSH Holdings, Ltd.                                                   52,800     32,690             0.0%
                  Lian Beng Group, Ltd.                                               154,500     66,410             0.0%
                  Low Keng Huat Singapore, Ltd.                                        66,000     30,880             0.0%
                  M1, Ltd.                                                             84,000    130,478             0.0%
                  Mandarin Oriental International, Ltd.                                 7,300     10,432             0.0%
                  Midas Holdings, Ltd.                                                454,100     73,119             0.0%
*                 Nam Cheong, Ltd.                                                    302,000      3,666             0.0%
                  Nera Telecommunications, Ltd.                                        53,000     14,585             0.0%
#*                Noble Group, Ltd.                                                 3,976,200    406,417             0.0%
                  Olam International, Ltd.                                            194,300    265,696             0.0%
                  OUE, Ltd.                                                           189,400    277,801             0.0%
                  Oversea-Chinese Banking Corp., Ltd.                                 278,582  1,951,103             0.1%
                  Oxley Holdings, Ltd.                                                221,900     90,467             0.0%
                  Pan-United Corp., Ltd.                                               43,000     22,632             0.0%
                  Penguin International, Ltd.                                          41,666      8,322             0.0%
#                 Q&M Dental Group Singapore, Ltd.                                     60,300     31,055             0.0%
                  QAF, Ltd.                                                            92,707     88,900             0.0%
*                 Raffles Education Corp., Ltd.                                       110,370     15,803             0.0%
#                 Raffles Medical Group, Ltd.                                         197,271    197,598             0.0%
                  RHT Health Trust                                                    244,900    165,698             0.0%
                  Riverstone Holdings, Ltd.                                            54,200     34,318             0.0%
                  Rotary Engineering, Ltd.                                             55,000     15,341             0.0%
                  SATS, Ltd.                                                          135,870    495,449             0.0%
                  SBS Transit, Ltd.                                                    11,500     22,210             0.0%
                  SembCorp Industries, Ltd.                                           458,200    992,787             0.1%
#                 SembCorp Marine, Ltd.                                               268,200    312,214             0.0%
#                 Sheng Siong Group, Ltd.                                             164,000    115,011             0.0%
                  SHS Holdings, Ltd.                                                   97,000     16,652             0.0%
                  SIA Engineering Co., Ltd.                                            18,800     50,312             0.0%
#*                SIIC Environment Holdings, Ltd.                                     471,300    178,787             0.0%
                  Sinarmas Land, Ltd.                                                 520,200    169,340             0.0%
                  Sing Holdings, Ltd.                                                  16,000      4,180             0.0%
                  Singapore Airlines, Ltd.                                            139,000  1,018,281             0.1%
                  Singapore Exchange, Ltd.                                             59,000    312,635             0.0%
#                 Singapore Post, Ltd.                                                412,500    407,042             0.0%
                  Singapore Technologies Engineering, Ltd.                             98,000    265,845             0.0%
                  Singapore Telecommunications, Ltd.                                  390,000  1,044,139             0.1%
#                 Sino Grandness Food Industry Group, Ltd.                            226,909     38,933             0.0%
                  Stamford Land Corp., Ltd.                                           150,000     57,590             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SINGAPORE -- (Continued)
#                 StarHub, Ltd.                                                     118,400 $   236,098             0.0%
                  Sunningdale Tech, Ltd.                                             56,500      68,651             0.0%
*                 Swiber Holdings, Ltd.                                             105,749       3,096             0.0%
                  Tai Sin Electric, Ltd.                                             51,900      16,516             0.0%
*                 Tat Hong Holdings, Ltd.                                           181,200      51,825             0.0%
                  Tuan Sing Holdings, Ltd.                                          223,607      52,181             0.0%
                  UMS Holdings, Ltd.                                                156,000     106,557             0.0%
                  United Engineers, Ltd.                                            210,100     432,637             0.0%
                  United Industrial Corp., Ltd.                                     109,813     248,349             0.0%
#                 United Overseas Bank, Ltd.                                         76,645   1,193,340             0.1%
                  UOB-Kay Hian Holdings, Ltd.                                        73,490      74,202             0.0%
                  UOL Group, Ltd.                                                   123,455     639,429             0.0%
                  UPP Holdings, Ltd.                                                 64,000      13,284             0.0%
                  Valuetronics Holdings, Ltd.                                       153,800      89,673             0.0%
                  Venture Corp., Ltd.                                                91,600     799,430             0.1%
                  Vibrant Group, Ltd.                                                38,717      10,688             0.0%
                  Wee Hur Holdings, Ltd.                                            112,500      19,333             0.0%
#                 Wheelock Properties Singapore, Ltd.                               111,100     148,197             0.0%
                  Wilmar International, Ltd.                                         85,900     218,192             0.0%
                  Wing Tai Holdings, Ltd.                                           296,300     400,583             0.0%
                  Yeo Hiap Seng, Ltd.                                                 7,068       6,870             0.0%
*                 Yongnam Holdings, Ltd.                                            124,875      18,317             0.0%
                                                                                            ----------- ---------------
TOTAL SINGAPORE                                                                              24,147,859             0.8%
                                                                                            ----------- ---------------
SOUTH AFRICA -- (1.8%)
                  Adcock Ingram Holdings, Ltd.                                       27,649     123,860             0.0%
                  Adcorp Holdings, Ltd.                                              30,200      30,918             0.0%
                  Advtech, Ltd.                                                     187,900     268,698             0.0%
                  Aeci, Ltd.                                                         49,414     428,288             0.0%
                  African Oxygen, Ltd.                                               21,153      31,481             0.0%
*                 African Phoenix Investments, Ltd.                                 160,097       6,948             0.0%
                  African Rainbow Minerals, Ltd.                                     51,607     326,231             0.0%
                  Alexander Forbes Group Holdings, Ltd.                              32,188      15,527             0.0%
                  Alviva Holdings, Ltd.                                              47,454      74,794             0.0%
*                 Anglo American Platinum, Ltd.                                       4,627     114,257             0.0%
                  AngloGold Ashanti, Ltd.                                             2,804      32,111             0.0%
                  AngloGold Ashanti, Ltd. Sponsored ADR                             171,502   1,960,268             0.1%
*                 ArcelorMittal South Africa, Ltd.                                  140,868      79,103             0.0%
                  Ascendis Health, Ltd.                                              67,523     126,062             0.0%
                  Aspen Pharmacare Holdings, Ltd.                                    16,002     331,904             0.0%
                  Assore, Ltd.                                                       11,477     185,014             0.0%
                  Astral Foods, Ltd.                                                 19,828     230,446             0.0%
*                 Attacq, Ltd.                                                       77,907      99,152             0.0%
*                 Aveng, Ltd.                                                       190,626      81,344             0.0%
                  AVI, Ltd.                                                         130,482     953,871             0.1%
                  Barclays Africa Group, Ltd.                                       104,397   1,146,591             0.1%
                  Barloworld, Ltd.                                                  101,492     914,253             0.1%
                  Bid Corp., Ltd.                                                    62,747   1,329,298             0.1%
                  Bidvest Group, Ltd. (The)                                          90,017   1,074,447             0.1%
                  Blue Label Telecoms, Ltd.                                         196,376     249,244             0.0%
                  Capitec Bank Holdings, Ltd.                                        14,213     811,522             0.0%
                  Cashbuild, Ltd.                                                     8,310     225,817             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
SOUTH AFRICA -- (Continued)
                  Caxton and CTP Publishers and Printers, Ltd.                        3,193 $    2,831             0.0%
                  City Lodge Hotels, Ltd.                                            11,678    130,029             0.0%
                  Clicks Group, Ltd.                                                 53,010    532,763             0.0%
                  Clover Industries, Ltd.                                            11,109     13,508             0.0%
*                 Consolidated Infrastructure Group, Ltd.                            44,600     60,688             0.0%
                  Coronation Fund Managers, Ltd.                                     42,718    202,656             0.0%
*                 Curro Holdings, Ltd.                                               28,501     98,626             0.0%
                  DataTec, Ltd.                                                      90,498    393,626             0.0%
                  Discovery, Ltd.                                                    87,048    871,514             0.0%
                  Distell Group, Ltd.                                                 6,784     68,248             0.0%
                  DRDGOLD, Ltd.                                                     120,113     46,846             0.0%
                  EOH Holdings, Ltd.                                                 52,848    559,541             0.0%
*                 Evraz Highveld Steel and Vanadium, Ltd.                             4,215          8             0.0%
*                 eXtract Group, Ltd.                                                14,728        133             0.0%
                  Exxaro Resources, Ltd.                                             63,437    539,682             0.0%
                  Famous Brands, Ltd.                                                23,381    259,488             0.0%
                  FirstRand, Ltd.                                                   299,933  1,118,996             0.1%
                  Foschini Group, Ltd. (The)                                         95,895  1,144,954             0.1%
                  Gold Fields, Ltd. Sponsored ADR                                   349,358  1,135,413             0.1%
                  Grand Parade Investments, Ltd.                                     20,425      5,566             0.0%
*                 Grindrod, Ltd.                                                    239,421    215,370             0.0%
                  Group Five, Ltd.                                                   29,546     34,516             0.0%
                  Harmony Gold Mining Co., Ltd.                                      14,209     30,768             0.0%
                  Harmony Gold Mining Co., Ltd. Sponsored ADR                       126,866    276,568             0.0%
                  Holdsport, Ltd.                                                     4,852     22,984             0.0%
                  Hudaco Industries, Ltd.                                            10,278    104,659             0.0%
                  Hulamin, Ltd.                                                      35,753     18,533             0.0%
*                 Impala Platinum Holdings, Ltd.                                    202,489    649,748             0.0%
                  Imperial Holdings, Ltd.                                            68,454    865,775             0.0%
                  Investec, Ltd.                                                     46,599    349,664             0.0%
                  Invicta Holdings, Ltd.                                              6,662     27,276             0.0%
                  JSE, Ltd.                                                          54,378    579,742             0.0%
                  KAP Industrial Holdings, Ltd.                                     222,615    155,963             0.0%
*                 Kumba Iron Ore, Ltd.                                               19,872    258,347             0.0%
                  Lewis Group, Ltd.                                                  58,479    165,572             0.0%
                  Liberty Holdings, Ltd.                                             49,345    397,892             0.0%
                  Life Healthcare Group Holdings, Ltd.                              282,719    608,542             0.0%
                  Massmart Holdings, Ltd.                                            45,249    437,562             0.0%
                  Merafe Resources, Ltd.                                            657,825     81,630             0.0%
                  Metair Investments, Ltd.                                           59,407    101,740             0.0%
                  MMI Holdings, Ltd.                                                465,433    812,348             0.0%
                  Mondi, Ltd.                                                        24,210    627,722             0.0%
                  Mpact, Ltd.                                                        55,169    127,791             0.0%
                  Mr. Price Group, Ltd.                                              33,297    391,403             0.0%
                  MTN Group, Ltd.                                                   295,402  2,793,711             0.1%
                  Murray & Roberts Holdings, Ltd.                                   181,217    189,981             0.0%
*                 Nampak, Ltd.                                                      226,837    303,809             0.0%
                  Naspers, Ltd. Class N                                               3,169    602,590             0.0%
                  Nedbank Group, Ltd.                                                34,358    579,270             0.0%
                  Netcare, Ltd.                                                     253,546    503,113             0.0%
                  New Europe Property Investments P.L.C.                             27,453    301,142             0.0%
*                 Northam Platinum, Ltd.                                            110,466    410,246             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SOUTH AFRICA -- (Continued)
                  Oceana Group, Ltd.                                                 20,706 $   154,018             0.0%
                  Omnia Holdings, Ltd.                                               26,191     312,161             0.0%
                  Peregrine Holdings, Ltd.                                           95,373     189,447             0.0%
                  Pick n Pay Stores, Ltd.                                            55,459     263,498             0.0%
                  Pioneer Foods Group, Ltd.                                          42,589     525,314             0.0%
*                 PPC, Ltd.                                                         468,742     219,618             0.0%
                  PSG Group, Ltd.                                                    34,334     650,807             0.0%
                  Raubex Group, Ltd.                                                 47,150      85,024             0.0%
                  RCL Foods, Ltd.                                                    37,465      40,319             0.0%
                  Reunert, Ltd.                                                      72,688     384,917             0.0%
                  Rhodes Food Group Pty, Ltd.                                        12,431      22,780             0.0%
*                 Royal Bafokeng Platinum, Ltd.                                      23,448      61,945             0.0%
                  Sanlam, Ltd.                                                      303,146   1,609,852             0.1%
                  Santam, Ltd.                                                       15,897     294,033             0.0%
                  Sappi, Ltd.                                                       201,804   1,498,681             0.1%
                  Sasol, Ltd.                                                         3,423     104,897             0.0%
                  Sasol, Ltd. Sponsored ADR                                          67,753   2,067,822             0.1%
                  Shoprite Holdings, Ltd.                                            43,729     686,024             0.0%
                  Sibanye Gold, Ltd.                                                238,835     479,926             0.0%
#                 Sibanye Gold, Ltd. Sponsored ADR                                   20,552     164,622             0.0%
                  SPAR Group, Ltd. (The)                                             77,023   1,038,140             0.1%
                  Spur Corp., Ltd.                                                   10,572      24,644             0.0%
                  Standard Bank Group, Ltd.                                         160,996   1,787,793             0.1%
*                 Stefanutti Stocks Holdings, Ltd.                                   21,041       5,045             0.0%
                  Steinhoff International Holdings NV                               314,204   1,598,385             0.1%
                  Sun International, Ltd.                                            30,539     166,700             0.0%
*                 Super Group, Ltd.                                                 152,784     420,336             0.0%
                  Telkom SA SOC, Ltd.                                               123,331     690,223             0.0%
                  Tiger Brands, Ltd.                                                 29,496     890,834             0.1%
                  Tongaat Hulett, Ltd.                                               57,378     518,013             0.0%
                  Transaction Capital, Ltd.                                          24,300      26,662             0.0%
                  Trencor, Ltd.                                                      48,780     146,866             0.0%
                  Truworths International, Ltd.                                     153,941     996,793             0.1%
                  Tsogo Sun Holdings, Ltd.                                          178,212     335,728             0.0%
                  Vodacom Group, Ltd.                                                18,968     214,525             0.0%
                  Wilson Bayly Holmes-Ovcon, Ltd.                                    24,669     263,830             0.0%
                  Woolworths Holdings, Ltd.                                         141,106     764,879             0.0%
                                                                                            ----------- ---------------
TOTAL SOUTH AFRICA                                                                           51,167,643             1.8%
                                                                                            ----------- ---------------
SOUTH KOREA -- (4.0%)
                  ABco Electronics Co., Ltd.                                          3,072      19,832             0.0%
#                 Able C&C Co., Ltd.                                                  4,812     123,630             0.0%
#*                Actoz Soft Co., Ltd.                                                1,966      33,768             0.0%
                  Advanced Nano Products Co., Ltd.                                    2,915      33,024             0.0%
                  Aekyung Petrochemical Co., Ltd.                                     6,520      72,412             0.0%
                  AfreecaTV Co., Ltd.                                                 1,311      27,347             0.0%
*                 Agabang&Company                                                     6,773      42,997             0.0%
#                 Ahnlab, Inc.                                                          579      36,885             0.0%
                  AJ Networks Co., Ltd.                                               4,000      22,294             0.0%
*                 AJ Rent A Car Co., Ltd.                                             6,524      65,915             0.0%
                  AK Holdings, Inc.                                                   2,278     129,026             0.0%
                  ALUKO Co., Ltd.                                                     7,857      30,062             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
SOUTH KOREA -- (Continued)
                  Amorepacific Corp.                                                  1,320 $338,518             0.0%
                  AMOREPACIFIC Group                                                  5,630  650,448             0.1%
*                 Amotech Co., Ltd.                                                   3,651   77,499             0.0%
                  Asia Cement Co., Ltd.                                                 490   34,941             0.0%
                  ASIA Holdings Co., Ltd.                                               778   67,096             0.0%
                  Asia Paper Manufacturing Co., Ltd.                                  1,774   31,160             0.0%
*                 Asiana Airlines, Inc.                                              49,270  194,901             0.0%
                  Autech Corp.                                                        5,453   53,153             0.0%
#*                Automobile & PCB                                                   20,938   30,694             0.0%
                  Avaco Co., Ltd.                                                     3,211   17,582             0.0%
                  Avatec Co., Ltd.                                                    4,139   25,003             0.0%
                  Baiksan Co., Ltd.                                                   6,645   50,781             0.0%
#*                Barunson Entertainment & Arts Corp.                                21,239   51,192             0.0%
                  Binggrae Co., Ltd.                                                  1,570   94,669             0.0%
                  Bluecom Co., Ltd.                                                   3,526   34,342             0.0%
                  BNK Financial Group, Inc.                                         104,973  880,382             0.1%
#*                Bohae Brewery Co., Ltd.                                            17,410   18,874             0.0%
*                 Boryung Medience Co., Ltd.                                          1,691   18,269             0.0%
                  Boryung Pharmaceutical Co., Ltd.                                      868   38,023             0.0%
#*                Bosung Power Technology Co., Ltd.                                  11,167   27,915             0.0%
*                 Bubang Co., Ltd.                                                   10,013   35,512             0.0%
                  Bukwang Pharmaceutical Co., Ltd.                                    5,594  102,398             0.0%
                  Byucksan Corp.                                                     16,107   54,218             0.0%
#*                CammSys Corp.                                                      14,666   36,185             0.0%
#*                Capro Corp.                                                        15,677  105,128             0.0%
                  Cell Biotech Co., Ltd.                                              1,655   53,683             0.0%
*                 Celltrion Pharm, Inc.                                               2,310   40,561             0.0%
*                 Celltrion, Inc.                                                     2,913  229,203             0.0%
*                 Chabiotech Co., Ltd.                                                5,500   61,750             0.0%
                  Changhae Ethanol Co., Ltd.                                          2,226   35,393             0.0%
                  Cheil Worldwide, Inc.                                               9,650  156,386             0.0%
*                 Chemtronics Co., Ltd.                                               2,970   17,974             0.0%
*                 China Great Star International, Ltd.                               40,361   51,244             0.0%
                  Chinyang Holdings Corp.                                             6,039   17,406             0.0%
                  Chokwang Paint, Ltd.                                                1,963   19,107             0.0%
                  Chong Kun Dang Pharmaceutical Corp.                                 1,501  153,557             0.0%
                  Chongkundang Holdings Corp.                                           611   36,785             0.0%
                  Chungdahm Learning, Inc.                                            2,571   41,191             0.0%
                  CJ CGV Co., Ltd.                                                    2,736  205,466             0.0%
                  CJ CheilJedang Corp.                                                2,192  657,324             0.1%
                  CJ Corp.                                                            3,789  622,410             0.0%
                  CJ E&M Corp.                                                        5,469  386,798             0.0%
                  CJ Freshway Corp.                                                   1,428   43,121             0.0%
                  CJ Hellovision Co., Ltd.                                           10,705   88,677             0.0%
*                 CJ Korea Express Corp.                                                674   98,518             0.0%
                  CJ O Shopping Co., Ltd.                                             1,355  227,403             0.0%
                  CKD Bio Corp.                                                       1,355   26,941             0.0%
                  Com2uSCorp                                                          2,534  267,089             0.0%
                  Cosmax BTI, Inc.                                                    1,158   35,707             0.0%
#                 Cosmax, Inc.                                                        1,499  187,091             0.0%
*                 Cosmochemical Co., Ltd.                                             3,760   18,025             0.0%
#*                COSON Co., Ltd.                                                     3,057   35,977             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
SOUTH KOREA -- (Continued)
                  Coway Co., Ltd.                                                    5,146 $453,766             0.0%
*                 Crown Confectionery Co., Ltd.                                      3,206   52,263             0.0%
                  Crown Haitai Holdings Co., Ltd.                                    2,489   69,472             0.0%
#*                CrucialTec Co., Ltd.                                               5,427   29,153             0.0%
                  CS Wind Corp.                                                      1,288   21,939             0.0%
                  D.I Corp.                                                          7,893   49,767             0.0%
                  Dae Dong Industrial Co., Ltd.                                      1,610    9,291             0.0%
                  Dae Hyun Co., Ltd.                                                11,980   33,782             0.0%
*                 Dae Won Chemical Co., Ltd.                                         6,000   14,120             0.0%
                  Dae Won Kang Up Co., Ltd.                                          9,910   40,845             0.0%
*                 Dae Young Packaging Co., Ltd.                                     26,795   22,893             0.0%
                  Dae-Il Corp.                                                       7,510   67,593             0.0%
#*                Daea TI Co., Ltd.                                                 26,134   47,666             0.0%
*                 Daechang Co., Ltd.                                                10,260    9,904             0.0%
                  Daeduck Electronics Co.                                           11,360   92,615             0.0%
                  Daeduck GDS Co., Ltd.                                              7,981  105,083             0.0%
                  Daehan New Pharm Co., Ltd.                                         2,481   33,662             0.0%
                  Daehan Steel Co., Ltd.                                             5,480   48,846             0.0%
*                 Daekyung Machinery & Engineering Co., Ltd.                        27,865   17,622             0.0%
                  Daelim B&Co Co., Ltd.                                              2,393   16,340             0.0%
                  Daelim Industrial Co., Ltd.                                        8,179  576,945             0.0%
                  Daeryuk Can Co., Ltd.                                              3,847   24,250             0.0%
                  Daesang Corp.                                                      7,306  152,471             0.0%
                  Daesang Holdings Co., Ltd.                                         5,320   45,450             0.0%
#*                Daewon Cable Co., Ltd.                                            24,654   27,575             0.0%
                  Daewon Pharmaceutical Co., Ltd.                                    2,373   45,541             0.0%
*                 Daewoo Engineering & Construction Co., Ltd.                       28,310  181,537             0.0%
*                 Daewoo Shipbuilding & Marine Engineering Co., Ltd.                36,833   54,380             0.0%
                  Daewoong Co., Ltd.                                                 1,395   78,828             0.0%
                  Daewoong Pharmaceutical Co., Ltd.                                    956   75,698             0.0%
                  Daihan Pharmaceutical Co., Ltd.                                    2,245   53,939             0.0%
                  Daishin Securities Co., Ltd.                                      21,293  230,768             0.0%
*                 Danal Co., Ltd.                                                    2,089   10,817             0.0%
#*                Dasan Networks, Inc.                                               1,978   11,115             0.0%
                  Dayou Automotive Seat Technology Co., Ltd.                        37,291   48,487             0.0%
                  DGB Financial Group, Inc.                                         67,849  693,586             0.1%
                  Digital Chosun Co., Ltd.                                           7,566   15,784             0.0%
*                 Digital Optics Co., Ltd.                                           7,305   16,983             0.0%
                  Digital Power Communications Co., Ltd.                            10,110   37,290             0.0%
#*                DIO Corp.                                                          2,543   78,569             0.0%
                  Display Tech Co., Ltd.                                             4,344   15,593             0.0%
                  DMS Co., Ltd.                                                      3,148   31,506             0.0%
*                 DNF Co., Ltd.                                                      3,673   46,624             0.0%
                  Dong Ah Tire & Rubber Co., Ltd.                                    3,857   84,398             0.0%
                  Dong-A Socio Holdings Co., Ltd.                                      701   90,478             0.0%
                  Dong-A ST Co., Ltd.                                                  517   42,569             0.0%
                  Dong-Ah Geological Engineering Co., Ltd.                           2,346   27,257             0.0%
                  Dong-Il Corp.                                                        165    8,295             0.0%
                  Dongbang Transport Logistics Co., Ltd.                            10,932   18,083             0.0%
*                 DONGBU Co., Ltd.                                                  46,570   29,335             0.0%
*                 Dongbu Corp.                                                       1,779   18,722             0.0%
*                 Dongbu HiTek Co., Ltd.                                             9,811  181,767             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SOUTH KOREA -- (Continued)
                  Dongbu Insurance Co., Ltd.                                        12,076 $  721,118             0.1%
*                 Dongbu Securities Co., Ltd.                                       20,826     67,109             0.0%
                  Dongil Industries Co., Ltd.                                          419     28,085             0.0%
                  Dongjin Semichem Co., Ltd.                                        11,572    105,202             0.0%
*                 Dongkook Industrial Co., Ltd.                                      9,365     22,785             0.0%
                  DongKook Pharmaceutical Co., Ltd.                                    327     19,476             0.0%
                  Dongkuk Industries Co., Ltd.                                      10,754     43,257             0.0%
                  Dongkuk Steel Mill Co., Ltd.                                      22,611    220,036             0.0%
#                 Dongkuk Structures & Construction Co., Ltd                         5,855     34,104             0.0%
                  Dongsuh Cos., Inc.                                                 2,175     58,919             0.0%
                  Dongsung Chemical Co., Ltd.                                        1,451     23,577             0.0%
                  DONGSUNG Corp.                                                     8,113     42,323             0.0%
                  Dongsung Finetec Co., Ltd.                                         3,946     24,069             0.0%
                  Dongwha Enterprise Co., Ltd.                                       1,121     31,960             0.0%
                  Dongwha Pharm Co., Ltd.                                            4,862     39,281             0.0%
                  Dongwon Development Co., Ltd.                                     14,617     58,827             0.0%
                  Dongwon F&B Co., Ltd.                                                458    103,012             0.0%
                  Dongwon Industries Co., Ltd.                                         550    163,190             0.0%
                  Dongwon Systems Corp.                                                557     28,140             0.0%
                  Dongyang E&P, Inc.                                                 1,741     20,945             0.0%
*                 Dongyang Steel Pipe Co., Ltd.                                     18,878     20,383             0.0%
                  Doosan Corp.                                                       3,852    328,862             0.0%
*                 Doosan Engine Co., Ltd.                                           19,065     63,467             0.0%
                  Doosan Heavy Industries & Construction Co., Ltd.                  19,308    393,945             0.0%
*                 Doosan Infracore Co., Ltd.                                        46,422    383,945             0.0%
*                 Dragonfly GF Co., Ltd.                                             2,683     14,678             0.0%
                  DRB Holding Co., Ltd.                                              4,488     42,757             0.0%
#                 DSR Wire Corp.                                                     4,487     36,182             0.0%
                  Duksung Co., Ltd.                                                  4,544     21,689             0.0%
                  DuzonBIzon Co., Ltd.                                               4,560    108,971             0.0%
                  DY Corp.                                                           8,589     52,575             0.0%
                  DY POWER Corp.                                                     2,190     22,879             0.0%
                  e Tec E&C, Ltd.                                                      651     82,868             0.0%
                  e-LITECOM Co., Ltd.                                                3,410     28,785             0.0%
                  E-MART, Inc.                                                       5,424  1,095,608             0.1%
                  E1 Corp.                                                             840     42,949             0.0%
                  Eagon Industrial, Ltd.                                             2,350     21,048             0.0%
                  Easy Bio, Inc.                                                    18,047    100,161             0.0%
*                 EcoBio Holdings Co., Ltd.                                          3,056     22,730             0.0%
#*                Ecopro Co., Ltd.                                                   4,292     54,438             0.0%
#*                Ehwa Technologies Information Co., Ltd.                           38,388     12,634             0.0%
                  Elentec Co., Ltd.                                                  8,635     45,953             0.0%
*                 ELK Corp.                                                          3,517      4,611             0.0%
                  EM-Tech Co., Ltd.                                                  4,957     51,154             0.0%
*                 Emerson Pacific, Inc.                                              1,198     31,792             0.0%
*                 EMW Co., Ltd.                                                      7,403     19,367             0.0%
#                 Enex Co., Ltd.                                                    10,966     23,257             0.0%
                  ENF Technology Co., Ltd.                                           2,889     50,607             0.0%
#                 Eo Technics Co., Ltd.                                              1,515    112,797             0.0%
                  Eugene Corp.                                                      27,119    140,158             0.0%
*                 Eugene Investment & Securities Co., Ltd.                          49,862    132,420             0.0%
                  Eugene Technology Co., Ltd.                                        1,646     24,647             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SOUTH KOREA -- (Continued)
                  Eusu Holdings Co., Ltd.                                            6,296 $   38,680             0.0%
                  EVERDIGM Corp.                                                     5,587     48,781             0.0%
                  F&F Co., Ltd.                                                      2,079     49,204             0.0%
                  Farmsco                                                            6,803     75,527             0.0%
*                 FarmStory Co., Ltd.                                               27,766     36,940             0.0%
#                 Feelux Co., Ltd.                                                   8,814     30,932             0.0%
                  Fila Korea, Ltd.                                                   1,938    118,174             0.0%
#                 Fine Technix Co., Ltd.                                            12,615     31,260             0.0%
*                 Foosung Co., Ltd.                                                  7,831     49,757             0.0%
#*                G-SMATT GLOBAL Co., Ltd.                                           2,416     29,606             0.0%
#*                Gamevil, Inc.                                                      1,058     69,590             0.0%
                  Gaon Cable Co., Ltd.                                               1,340     28,297             0.0%
                  Geumhwa PSC Co., Ltd.                                                634     20,360             0.0%
*                 Global Display Co., Ltd.                                           5,442     16,475             0.0%
#*                GNCO Co., Ltd.                                                    24,520     44,656             0.0%
                  Golfzon Co., Ltd.                                                    902     41,681             0.0%
                  GOLFZONNEWDIN Co., Ltd.                                           11,193     55,932             0.0%
                  Grand Korea Leisure Co., Ltd.                                      2,950     56,234             0.0%
                  Green Cross Corp.                                                    413     59,469             0.0%
                  Green Cross Holdings Corp.                                         6,914    197,943             0.0%
#*                GS Engineering & Construction Corp.                               15,000    411,744             0.0%
*                 GS Global Corp.                                                   24,411     70,100             0.0%
                  GS Holdings Corp.                                                 24,044  1,251,493             0.1%
                  GS Retail Co., Ltd.                                                2,410    112,446             0.0%
*                 Halla Corp.                                                        3,187     12,688             0.0%
                  Halla Holdings Corp.                                               3,971    211,422             0.0%
                  Han Kuk Carbon Co., Ltd.                                           9,360     54,747             0.0%
                  Hana Financial Group, Inc.                                        40,441  1,388,939             0.1%
*                 Hana Micron, Inc.                                                  5,142     23,887             0.0%
                  Hana Tour Service, Inc.                                            1,927    142,843             0.0%
                  Hancom, Inc.                                                       2,680     40,490             0.0%
                  Handok, Inc.                                                         929     18,916             0.0%
                  Handsome Co., Ltd.                                                 5,222    143,885             0.0%
                  Hanil Cement Co., Ltd.                                             1,727    177,479             0.0%
*                 Hanjin Heavy Industries & Construction Co., Ltd.                  37,545    111,392             0.0%
*                 Hanjin Heavy Industries & Construction Holdings Co., Ltd.          4,374     19,759             0.0%
#*                Hanjin Kal Corp.                                                  20,215    359,278             0.0%
                  Hanjin Transportation Co., Ltd.                                    3,846    102,645             0.0%
*                 Hankook Cosmetics Co., Ltd.                                        1,663     21,629             0.0%
                  Hankook Shell Oil Co., Ltd.                                          167     59,144             0.0%
                  Hankook Tire Co., Ltd.                                            23,141  1,197,557             0.1%
#*                Hanmi Pharm Co., Ltd.                                              1,184    320,829             0.0%
#*                Hanmi Science Co., Ltd.                                            1,290     68,719             0.0%
#                 Hanmi Semiconductor Co., Ltd.                                      6,243    102,596             0.0%
                  Hanon Systems                                                     20,050    148,981             0.0%
#                 Hansae Co., Ltd.                                                   3,610     86,618             0.0%
                  Hansae Yes24 Holdings Co., Ltd.                                    8,124     71,636             0.0%
                  Hanshin Construction                                               1,319     21,274             0.0%
                  Hansol Chemical Co., Ltd.                                          1,636    116,989             0.0%
*                 Hansol Holdings Co., Ltd.                                         24,316    135,433             0.0%
*                 Hansol HomeDeco Co., Ltd.                                         25,503     37,165             0.0%
                  Hansol Logistics Co., Ltd.                                         2,761      6,066             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SOUTH KOREA -- (Continued)
                  Hansol Paper Co., Ltd.                                             6,091 $  101,119             0.0%
*                 Hansol Technics Co., Ltd.                                          4,649     62,416             0.0%
                  Hanssem Co., Ltd.                                                  1,492    288,438             0.0%
                  Hanwha Chemical Corp.                                             28,782    635,434             0.1%
                  Hanwha Corp.                                                      22,662    795,032             0.1%
*                 Hanwha Galleria Timeworld Co., Ltd.                                  469     14,102             0.0%
                  Hanwha General Insurance Co., Ltd.                                17,523    114,065             0.0%
*                 Hanwha Investment & Securities Co., Ltd.                          54,271    121,919             0.0%
                  Hanwha Life Insurance Co., Ltd.                                   55,195    298,141             0.0%
*                 Hanwha Techwin Co., Ltd.                                           6,762    308,794             0.0%
                  Hanyang Eng Co., Ltd.                                              3,452     35,604             0.0%
                  Hanyang Securities Co., Ltd.                                       1,630     10,543             0.0%
                  Harim Co., Ltd.                                                    6,926     34,052             0.0%
                  Harim Holdings Co., Ltd.                                          16,954     59,619             0.0%
                  HB Technology Co., Ltd.                                           14,152     67,232             0.0%
#                 Heung-A Shipping Co., Ltd.                                        73,791    111,242             0.0%
                  Hite Jinro Co., Ltd.                                               7,642    140,387             0.0%
                  Hitejinro Holdings Co., Ltd.                                       3,737     36,445             0.0%
                  HMC Investment Securities Co., Ltd.                                6,193     58,500             0.0%
                  Home Center Holdings Co., Ltd.                                     6,396     21,478             0.0%
*                 Homecast Co., Ltd.                                                 2,237     17,769             0.0%
#                 Hotel Shilla Co., Ltd.                                             5,490    244,888             0.0%
                  HS Industries Co., Ltd.                                           11,008     98,095             0.0%
                  HS R&A Co., Ltd.                                                   1,311     47,295             0.0%
                  Huchems Fine Chemical Corp.                                        4,489     91,499             0.0%
*                 Hugel, Inc.                                                           81     33,164             0.0%
                  Humax Co., Ltd.                                                    8,415     87,970             0.0%
*                 Huons Co., Ltd.                                                      593     27,630             0.0%
                  Huons Global Co., Ltd.                                             1,564     45,917             0.0%
                  Huvis Corp.                                                        4,510     29,991             0.0%
                  Hwa Shin Co., Ltd.                                                 8,784     47,364             0.0%
                  HwaSung Industrial Co., Ltd.                                       4,337     55,950             0.0%
                  Hy-Lok Corp.                                                       2,898     57,015             0.0%
                  Hyosung Corp.                                                      6,747    852,159             0.1%
                  Hyundai BNG Steel Co., Ltd.                                        4,605     51,300             0.0%
*                 Hyundai Cement Co.                                                   418      7,689             0.0%
                  Hyundai Corp.                                                      3,966     72,780             0.0%
                  Hyundai Department Store Co., Ltd.                                 4,531    430,323             0.0%
                  Hyundai Development Co-Engineering & Construction                  9,412    369,417             0.0%
                  Hyundai Elevator Co., Ltd.                                         3,637    198,979             0.0%
                  Hyundai Engineering & Construction Co., Ltd.                      26,543  1,130,630             0.1%
                  Hyundai Engineering Plastics Co., Ltd.                            10,659     73,571             0.0%
                  Hyundai Glovis Co., Ltd.                                           1,066    135,754             0.0%
                  Hyundai Greenfood Co., Ltd.                                       10,889    152,912             0.0%
*                 Hyundai Heavy Industries Co., Ltd.                                 5,361    777,366             0.1%
                  Hyundai Home Shopping Network Corp.                                1,440    154,402             0.0%
                  Hyundai Hy Communications & Networks Co., Ltd.                    21,622     74,271             0.0%
                  Hyundai Livart Furniture Co., Ltd.                                 4,100    102,455             0.0%
                  Hyundai Marine & Fire Insurance Co., Ltd.                         20,087    646,901             0.1%
                  Hyundai Motor Co.                                                 13,746  1,738,551             0.1%
                  Hyundai Pharmaceutical Co., Ltd.                                   4,848     19,309             0.0%
*                 Hyundai Rotem Co., Ltd.                                            8,277    152,307             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SOUTH KOREA -- (Continued)
                  Hyundai Steel Co.                                                 14,753 $  710,623             0.1%
#                 Hyundai Wia Corp.                                                  5,695    324,662             0.0%
                  HyVision System, Inc.                                              2,300     18,688             0.0%
                  I Controls, Inc.                                                     909     24,092             0.0%
                  i-Components Co., Ltd.                                             2,141     21,061             0.0%
#*                iA, Inc.                                                           9,136     30,767             0.0%
*                 IE, Ltd.                                                          49,289     14,381             0.0%
*                 IHQ, Inc.                                                         28,719     44,216             0.0%
                  Il Dong Holdings Co., Ltd.                                           596     10,021             0.0%
                  IL Dong Pharmaceutical Co., Ltd.                                   1,621     31,930             0.0%
*                 Iljin Display Co., Ltd.                                            8,706     44,517             0.0%
                  Iljin Electric Co., Ltd.                                           5,010     21,535             0.0%
#                 Iljin Holdings Co., Ltd.                                           6,463     26,650             0.0%
                  Iljin Materials Co., Ltd.                                          6,983    103,318             0.0%
                  Ilshin Spinning Co., Ltd.                                            509     52,766             0.0%
#*                IM Co., Ltd.                                                      11,205     43,184             0.0%
                  iMarketKorea, Inc.                                                 7,718     90,134             0.0%
                  InBody Co., Ltd.                                                   3,074     72,065             0.0%
                  Industrial Bank of Korea                                          37,336    409,448             0.0%
*                 INITECH Co., Ltd.                                                  3,292     22,508             0.0%
*                 InnoWireless, Inc.                                                   699      7,245             0.0%
*                 Innox Corp.                                                        1,728     50,073             0.0%
*                 Insun ENT Co., Ltd.                                                6,974     37,497             0.0%
                  Intelligent Digital Integrated Security Co., Ltd.                    461      3,703             0.0%
*                 Interflex Co., Ltd.                                                3,580     87,984             0.0%
                  Interojo Co., Ltd.                                                   825     28,371             0.0%
                  Interpark Holdings Corp.                                          19,400     91,511             0.0%
                  Inzi Controls Co., Ltd.                                            2,340     10,999             0.0%
                  INZI Display Co., Ltd.                                             6,794     14,336             0.0%
                  IS Dongseo Co., Ltd.                                               3,728    140,661             0.0%
                  ISC Co., Ltd.                                                      1,261     22,476             0.0%
                  ISU Chemical Co., Ltd.                                             3,690     55,437             0.0%
                  IsuPetasys Co., Ltd.                                              14,830     60,818             0.0%
                  JB Financial Group Co., Ltd.                                      47,090    249,978             0.0%
*                 Jcontentree Corp.                                                 10,157     35,688             0.0%
                  Jinsung T.E.C.                                                     6,911     46,910             0.0%
*                 Jusung Engineering Co., Ltd.                                       7,166     64,790             0.0%
                  JVM Co., Ltd.                                                        239      9,172             0.0%
                  JW Holdings Corp.                                                  4,287     29,424             0.0%
                  JW Pharmaceutical Corp.                                            1,690     64,322             0.0%
                  Kakao Corp.                                                        1,287    102,173             0.0%
                  Kangnam Jevisco Co., Ltd.                                          1,443     48,169             0.0%
                  Kangwon Land, Inc.                                                 8,480    269,385             0.0%
                  KAON Media Co., Ltd.                                               5,150     53,369             0.0%
                  KB Capital Co., Ltd.                                               4,087     97,602             0.0%
                  KB Financial Group, Inc.                                          45,779  2,012,315             0.1%
                  KB Financial Group, Inc. ADR                                      13,208    574,152             0.0%
                  KB Insurance Co., Ltd.                                            18,148    521,275             0.0%
                  KC Green Holdings Co., Ltd.                                        5,380     33,218             0.0%
                  KC Tech Co., Ltd.                                                  8,724    112,996             0.0%
                  KCC Engineering & Construction Co., Ltd.                           2,612     19,265             0.0%
*                 KEC Corp.                                                         44,982     40,889             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
SOUTH KOREA -- (Continued)
                  KEPCO Engineering & Construction Co., Inc.                           860 $ 19,029             0.0%
                  KEPCO Plant Service & Engineering Co., Ltd.                        2,501  126,086             0.0%
                  Keyang Electric Machinery Co., Ltd.                                7,846   37,742             0.0%
*                 KEYEAST Co., Ltd.                                                 20,377   43,137             0.0%
                  KG Chemical Corp.                                                  4,366   52,553             0.0%
                  KG Eco Technology Service Co., Ltd.                                5,045   14,585             0.0%
#                 Kginicis Co., Ltd.                                                 7,157   71,945             0.0%
                  KGMobilians Co., Ltd.                                              5,711   37,321             0.0%
                  KH Vatec Co., Ltd.                                                 4,940   54,892             0.0%
                  Kia Motors Corp.                                                  23,641  723,674             0.1%
                  KISCO Corp.                                                        2,659   87,604             0.0%
                  KISCO Holdings Co., Ltd.                                             676   38,066             0.0%
                  Kishin Corp.                                                       5,120   20,513             0.0%
                  KISWIRE, Ltd.                                                      2,592   86,053             0.0%
                  KIWOOM Securities Co., Ltd.                                        3,693  256,320             0.0%
*                 KleanNara Co., Ltd.                                                4,079   19,160             0.0%
*                 KMH Co., Ltd.                                                      4,832   34,470             0.0%
                  Kodaco Co., Ltd.                                                  11,719   34,579             0.0%
                  Koentec Co., Ltd.                                                  8,855   24,796             0.0%
                  Koh Young Technology, Inc.                                         1,344   63,398             0.0%
                  Kolao Holdings                                                     3,520   20,680             0.0%
                  Kolon Corp.                                                        2,115  116,038             0.0%
                  Kolon Global Corp.                                                 2,357   27,858             0.0%
                  Kolon Industries, Inc.                                             6,444  387,095             0.0%
                  Kolon Plastic, Inc.                                                3,939   22,131             0.0%
*                 Komipharm International Co., Ltd.                                  1,719   55,847             0.0%
*                 KONA I Co., Ltd.                                                   6,030   51,379             0.0%
                  Korea Aerospace Industries, Ltd.                                   2,966  166,242             0.0%
                  Korea Autoglass Corp.                                              2,773   40,798             0.0%
                  Korea Circuit Co., Ltd.                                            3,237   37,660             0.0%
                  Korea District Heating Corp.                                         772   47,873             0.0%
                  Korea Electric Power Corp. Sponsored ADR                          11,977  237,264             0.0%
                  Korea Electric Terminal Co., Ltd.                                  1,892  118,242             0.0%
                  Korea Export Packaging Industrial Co., Ltd.                        1,272   19,448             0.0%
                  Korea Flange Co., Ltd.                                             1,430   15,953             0.0%
                  Korea Fuel-Tech Corp.                                              4,041   18,216             0.0%
*                 Korea Gas Corp.                                                    3,822  156,548             0.0%
*                 Korea Information & Communications Co, Ltd.                        4,831   43,306             0.0%
                  Korea Investment Holdings Co., Ltd.                               11,977  539,589             0.0%
                  Korea Kolmar Co., Ltd.                                             1,956  137,891             0.0%
                  Korea Kolmar Holdings Co., Ltd.                                      888   25,733             0.0%
*                 Korea Line Corp.                                                   8,577  181,741             0.0%
#                 Korea Petrochemical Ind Co., Ltd.                                  1,545  320,755             0.0%
                  Korea United Pharm, Inc.                                           3,679   66,469             0.0%
                  Korea Zinc Co., Ltd.                                                 699  261,278             0.0%
*                 Korean Air Lines Co., Ltd.                                        16,934  455,466             0.0%
                  Korean Reinsurance Co.                                            28,422  282,110             0.0%
                  Kortek Corp.                                                       6,293   81,776             0.0%
                  KPX Chemical Co., Ltd.                                             1,049   56,403             0.0%
                  KSS LINE, Ltd.                                                     1,673   12,414             0.0%
                  KT Corp. Sponsored ADR                                            14,332  237,768             0.0%
*                 KT Hitel Co., Ltd.                                                 2,844   17,595             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
SOUTH KOREA -- (Continued)
                  KT Skylife Co., Ltd.                                                9,133 $  129,968             0.0%
                  KT&G Corp.                                                          9,033    805,551             0.1%
*                 KTB Investment & Securities Co., Ltd.                              20,958     59,841             0.0%
                  KTCS Corp.                                                          6,593     14,825             0.0%
                  Ktis Corp.                                                          4,980     15,586             0.0%
                  Kukdo Chemical Co., Ltd.                                            1,090     45,981             0.0%
                  Kukdong Oil & Chemicals Co., Ltd.                                   5,000     16,188             0.0%
*                 Kumho Electric Co., Ltd.                                              690      6,608             0.0%
                  Kumho Industrial Co., Ltd.                                          7,949     65,325             0.0%
#                 Kumho Petrochemical Co., Ltd.                                       3,848    257,109             0.0%
#*                Kumho Tire Co., Inc.                                               36,253    256,308             0.0%
                  Kumkang Kind Co., Ltd.                                                850     28,042             0.0%
                  Kwang Dong Pharmaceutical Co., Ltd.                                 7,180     55,632             0.0%
*                 Kwang Myung Electric Co., Ltd.                                      4,580     11,844             0.0%
                  Kwangju Bank                                                        9,489     98,315             0.0%
                  Kyobo Securities Co., Ltd.                                          9,039     75,852             0.0%
                  Kyung Dong Navien Co., Ltd.                                         1,147     36,634             0.0%
                  Kyung-In Synthetic Corp.                                            6,361     24,829             0.0%
                  Kyungbang, Ltd.                                                     4,810     62,113             0.0%
                  Kyungchang Industrial Co., Ltd.                                     5,099     22,155             0.0%
                  KyungDong City Gas Co., Ltd.                                          708     44,923             0.0%
                  Kyungdong Pharm Co., Ltd.                                           1,450     23,954             0.0%
*                 LB Semicon, Inc.                                                   12,595     31,081             0.0%
                  LEADCORP, Inc. (The)                                               10,359     65,075             0.0%
*                 Leaders Cosmetics Co., Ltd.                                         2,486     40,801             0.0%
                  LEENO Industrial, Inc.                                              1,757     65,752             0.0%
                  LF Corp.                                                            8,238    180,535             0.0%
                  LG Chem, Ltd.                                                       3,241    779,551             0.1%
                  LG Corp.                                                            7,057    419,196             0.0%
                  LG Display Co., Ltd.                                                4,840    124,718             0.0%
                  LG Display Co., Ltd. ADR                                          144,957  1,865,597             0.1%
                  LG Electronics, Inc.                                               34,839  2,114,853             0.1%
                  LG Hausys, Ltd.                                                     2,763    242,675             0.0%
                  LG Household & Health Care, Ltd.                                      649    493,535             0.0%
                  LG Innotek Co., Ltd.                                                5,435    627,635             0.1%
                  LG International Corp.                                              6,785    193,663             0.0%
                  LG Uplus Corp.                                                     73,652    935,856             0.1%
                  LIG Nex1 Co., Ltd.                                                    810     57,413             0.0%
                  Lock&Lock Co., Ltd.                                                 6,593     82,494             0.0%
                  Loen Entertainment, Inc.                                              584     45,090             0.0%
                  Lotte Chemical Corp.                                                2,856    857,357             0.1%
#                 Lotte Chilsung Beverage Co., Ltd.                                     190    280,232             0.0%
                  Lotte Confectionery Co., Ltd.                                       1,348    242,621             0.0%
                  LOTTE Fine Chemical Co., Ltd.                                       7,009    237,105             0.0%
                  Lotte Food Co., Ltd.                                                  189    106,505             0.0%
                  LOTTE Himart Co., Ltd.                                              4,136    199,889             0.0%
                  Lotte Non-Life Insurance Co., Ltd.                                 41,598     98,707             0.0%
                  Lotte Shopping Co., Ltd.                                            1,551    357,736             0.0%
                  LS Corp.                                                            8,392    480,197             0.0%
#                 LS Industrial Systems Co., Ltd.                                     3,702    165,176             0.0%
*                 Lumens Co., Ltd.                                                   14,663     46,736             0.0%
                  Macquarie Korea Infrastructure Fund                                43,952    333,276             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
SOUTH KOREA -- (Continued)
*                 Macrogen, Inc.                                                        637 $ 16,559             0.0%
                  Maeil Dairy Industry Co., Ltd.                                      1,665   79,014             0.0%
                  Mando Corp.                                                         3,019  610,263             0.0%
                  MDS Technology Co., Ltd.                                            1,513   30,635             0.0%
                  Medy-Tox, Inc.                                                        997  438,137             0.0%
                  MegaStudy Co., Ltd.                                                 1,522   42,934             0.0%
                  MegaStudyEdu Co., Ltd.                                                508   18,926             0.0%
*                 Melfas, Inc.                                                        5,717   33,124             0.0%
                  Meritz Financial Group, Inc.                                       14,023  156,433             0.0%
                  Meritz Fire & Marine Insurance Co., Ltd.                           19,112  297,196             0.0%
                  Meritz Securities Co., Ltd.                                       112,605  408,320             0.0%
*                 Mgame Corp.                                                         4,913   22,681             0.0%
#*                MiCo, Ltd.                                                         18,529   51,676             0.0%
                  Mirae Asset Daewoo Co., Ltd.                                       54,069  423,130             0.0%
                  Miwon Specialty Chemical Co., Ltd.                                     69   40,506             0.0%
#                 MK Electron Co., Ltd.                                               6,429   49,064             0.0%
*                 MNTech Co., Ltd.                                                    5,018   26,919             0.0%
                  Mobase Co., Ltd.                                                    3,204   21,290             0.0%
                  Modetour Network, Inc.                                              1,277   44,306             0.0%
                  MonAmi Co., Ltd.                                                    9,145   33,646             0.0%
                  Moorim P&P Co., Ltd.                                                8,640   31,419             0.0%
*                 Moorim Paper Co., Ltd.                                             13,596   32,616             0.0%
                  Muhak Co., Ltd.                                                     3,676   74,360             0.0%
                  Myungmoon Pharm Co., Ltd.                                           4,676   20,773             0.0%
                  Namhae Chemical Corp.                                               7,095   57,214             0.0%
*                 Namsun Aluminum Co., Ltd.                                          33,053   36,130             0.0%
                  Namyang Dairy Products Co., Ltd.                                      176  134,142             0.0%
*                 Nanos Co., Ltd.                                                       678      184             0.0%
                  NAVER Corp.                                                           794  558,042             0.0%
                  NCSoft Corp.                                                          942  297,903             0.0%
*                 Neowiz                                                              3,258   33,479             0.0%
*                 NEPES Corp.                                                         6,920   58,956             0.0%
                  Nexen Corp.                                                         6,190   44,854             0.0%
                  Nexen Tire Corp.                                                   13,398  160,672             0.0%
*                 Nexon GT Co., Ltd.                                                  2,809   19,562             0.0%
                  NH Investment & Securities Co., Ltd.                               43,256  500,994             0.0%
*                 NHN KCP Corp.                                                       2,887   34,369             0.0%
                  NICE Holdings Co., Ltd.                                             8,545  144,079             0.0%
                  Nice Information & Telecommunication, Inc.                            843   20,143             0.0%
                  NICE Information Service Co., Ltd.                                 12,936   90,777             0.0%
                  NICE Total Cash Management Co., Ltd.                                4,055   31,519             0.0%
*                 NK Co., Ltd.                                                        7,195   12,570             0.0%
                  Nong Shim Holdings Co., Ltd.                                          757   71,853             0.0%
*                 Nong Woo Bio Co., Ltd.                                              1,844   28,416             0.0%
                  NongShim Co., Ltd.                                                    696  193,951             0.0%
                  Noroo Holdings Co., Ltd.                                            1,230   16,167             0.0%
                  NOROO Paint & Coatings Co., Ltd.                                    2,386   17,058             0.0%
                  NS Shopping Co., Ltd.                                                 682  101,889             0.0%
                  OCI Co., Ltd.                                                       5,754  398,656             0.0%
*                 Omnisystem Co., Ltd.                                               17,018   40,072             0.0%
*                 ONDA Entertainment Co., Ltd.                                        1,052    2,332             0.0%
*                 OPTRON-TEC, Inc.                                                    5,519   34,751             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------ ----------- ---------------
SOUTH KOREA -- (Continued)
                  Orion Corp.                                                          374 $   221,961             0.0%
*                 Osstem Implant Co., Ltd.                                           3,554     164,717             0.0%
                  Ottogi Corp.                                                         102      66,067             0.0%
*                 Pan Ocean Co., Ltd.                                               21,418      97,929             0.0%
*                 Pan-Pacific Co., Ltd.                                             12,857      44,452             0.0%
#*                PaperCorea, Inc.                                                  61,739      27,713             0.0%
                  Paradise Co., Ltd.                                                 9,425     116,644             0.0%
                  Partron Co., Ltd.                                                 15,366     147,014             0.0%
*                 Paru Co., Ltd.                                                     7,856      22,284             0.0%
                  Poongsan Corp.                                                     9,041     309,906             0.0%
                  POSCO Sponsored ADR                                               33,942   2,003,257             0.1%
                  POSCO Chemtech Co., Ltd.                                           6,847      86,601             0.0%
                  POSCO Coated & Color Steel Co., Ltd.                                 778      21,222             0.0%
                  Posco Daewoo Corp.                                                13,323     280,728             0.0%
                  Posco ICT Co., Ltd.                                                7,848      47,285             0.0%
                  Posco M-Tech Co., Ltd.                                             3,977       9,465             0.0%
*                 Power Logics Co., Ltd.                                             6,846      31,712             0.0%
                  Protec Co., Ltd.                                                   1,766      23,587             0.0%
                  PSK, Inc.                                                          4,644      56,711             0.0%
                  Pulmuone Co., Ltd.                                                   262      29,909             0.0%
                  Pyeong Hwa Automotive Co., Ltd.                                    6,035      72,100             0.0%
*                 RFTech Co., Ltd.                                                   7,845      45,809             0.0%
*                 S&S Tech Corp.                                                     4,200      23,056             0.0%
*                 S&T Corp.                                                            636      10,558             0.0%
*                 S&T Dynamics Co., Ltd.                                            12,811     100,981             0.0%
                  S&T Holdings Co., Ltd.                                             3,104      42,803             0.0%
                  S&T Motiv Co., Ltd.                                                2,830     111,897             0.0%
                  S-1 Corp.                                                          1,719     147,393             0.0%
#*                S-Connect Co., Ltd.                                               28,101      71,796             0.0%
                  S-Energy Co., Ltd.                                                 2,942      20,650             0.0%
*                 S-MAC Co., Ltd.                                                   19,352      40,894             0.0%
#                 S-Oil Corp.                                                        6,749     590,448             0.0%
                  Saeron Automotive Corp.                                            3,700      24,647             0.0%
                  Sajo Industries Co., Ltd.                                            870      52,962             0.0%
                  Sam Chun Dang Pharm Co., Ltd.                                      8,172     101,229             0.0%
*                 SAM KANG M&T Co., Ltd.                                             1,705      10,001             0.0%
                  Sam Yung Trading Co., Ltd.                                         2,626      43,146             0.0%
                  Samchully Co., Ltd.                                                  607      56,524             0.0%
                  Samchuly Bicycle Co., Ltd.                                         1,364      15,760             0.0%
                  SAMHWA Paints Industrial Co., Ltd.                                 1,500      11,471             0.0%
                  Samick Musical Instruments Co., Ltd.                              14,194      27,102             0.0%
                  Samick THK Co., Ltd.                                               1,380      17,385             0.0%
#*                Samji Electronics Co., Ltd.                                        5,213      40,593             0.0%
                  Samjin Pharmaceutical Co., Ltd.                                    2,222      66,045             0.0%
                  Samkwang Glass                                                       469      24,358             0.0%
                  Sammok S-Form Co., Ltd.                                            4,455      53,534             0.0%
*                 SAMPYO Cement Co., Ltd.                                            6,372      21,161             0.0%
                  Samsung C&T Corp.                                                  1,972     213,685             0.0%
                  Samsung Card Co., Ltd.                                            12,215     428,297             0.0%
                  Samsung Electro-Mechanics Co., Ltd.                               16,380   1,050,843             0.1%
                  Samsung Electronics Co., Ltd.                                      5,671  11,117,567             0.4%
                  Samsung Electronics Co., Ltd. GDR                                  8,033   7,882,343             0.3%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SOUTH KOREA -- (Continued)
*                 Samsung Engineering Co., Ltd.                                     10,929 $  116,956             0.0%
                  Samsung Fire & Marine Insurance Co., Ltd.                          4,584  1,079,220             0.1%
*                 Samsung Heavy Industries Co., Ltd.                                72,482    687,015             0.1%
                  Samsung Life Insurance Co., Ltd.                                   3,506    337,065             0.0%
                  Samsung SDS Co., Ltd.                                                893    107,831             0.0%
                  Samsung Securities Co., Ltd.                                      16,430    498,858             0.0%
                  SAMT Co., Ltd.                                                    28,477     54,232             0.0%
                  Samwha Capacitor Co., Ltd.                                         3,281     38,328             0.0%
                  Samyang Corp.                                                      1,015     85,853             0.0%
                  Samyang Holdings Corp.                                             1,661    184,487             0.0%
                  Samyang Tongsang Co., Ltd.                                           441     21,276             0.0%
                  Sang-A Frontec Co., Ltd.                                           2,592     27,386             0.0%
                  Sangsin Brake                                                      3,721     22,131             0.0%
                  SAVEZONE I&C Corp.                                                 7,320     33,515             0.0%
                  SBS Contents Hub Co., Ltd.                                           831      6,196             0.0%
                  SBS Media Holdings Co., Ltd.                                      17,020     42,764             0.0%
*                 SBW                                                               30,171     39,599             0.0%
                  Seah Besteel Corp.                                                 7,234    177,367             0.0%
                  SeAH Holdings Corp.                                                  341     41,055             0.0%
                  SeAH Steel Corp.                                                   1,222    104,218             0.0%
                  Sebang Co., Ltd.                                                   4,599     62,573             0.0%
                  Sebang Global Battery Co., Ltd.                                    3,172    104,520             0.0%
                  Sejong Industrial Co., Ltd.                                        4,410     36,346             0.0%
                  Sekonix Co., Ltd.                                                  3,205     49,686             0.0%
*                 Selvas AI Inc.                                                     4,234     16,422             0.0%
                  Sempio Co.                                                         1,259     41,097             0.0%
                  Sempio Foods Co.                                                      12        390             0.0%
                  Seobu T&D                                                          3,335     49,376             0.0%
                  Seohan Co., Ltd.                                                  38,454     91,994             0.0%
                  Seohee Construction Co., Ltd.                                     59,786     68,808             0.0%
#                 Seoul Semiconductor Co., Ltd.                                     15,519    256,183             0.0%
                  SEOWONINTECH Co., Ltd.                                             3,718     38,689             0.0%
                  Seoyon Co., Ltd.                                                   5,173     45,901             0.0%
*                 Sewon Cellontech Co., Ltd.                                         3,420      7,690             0.0%
                  SFA Engineering Corp.                                              2,051    140,867             0.0%
*                 SFA Semicon Co, Ltd.                                              13,061     27,168             0.0%
#*                SG Corp.                                                          58,439     59,520             0.0%
*                 SG&G Corp.                                                         1,946      6,660             0.0%
#*                SGA Co., Ltd.                                                     22,315     22,919             0.0%
                  SH Energy & Chemical Co., Ltd.                                    56,470     74,831             0.0%
*                 Shin Poong Pharmaceutical Co., Ltd.                                7,521     41,714             0.0%
                  Shinhan Financial Group Co., Ltd.                                 12,035    502,478             0.0%
                  Shinhan Financial Group Co., Ltd. ADR                             18,630    777,989             0.1%
                  Shinsegae Engineering & Construction Co., Ltd.                     1,204     38,187             0.0%
                  Shinsegae Food Co., Ltd.                                             389     53,144             0.0%
                  Shinsegae Information & Communication Co., Ltd.                      336     22,102             0.0%
                  Shinsegae International, Inc.                                        500     32,123             0.0%
                  Shinsegae, Inc.                                                    2,394    430,258             0.0%
*                 Shinsung E&G Energy Co., Ltd.                                     23,118     36,940             0.0%
*                 Shinsung Tongsang Co., Ltd.                                       24,154     25,033             0.0%
                  Shinwha Intertek Corp.                                             9,715     34,271             0.0%
*                 Shinwon Corp.                                                     18,733     30,023             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SOUTH KOREA -- (Continued)
                  SHOWBOX Corp.                                                      6,388 $   30,740             0.0%
*                 Signetics Corp.                                                   13,123     15,673             0.0%
                  Silicon Works Co., Ltd.                                            3,171     81,590             0.0%
*                 SIMMTECH HOLDINGS Co., Ltd.                                       25,789     75,149             0.0%
                  SIMPAC, Inc.                                                       4,080     17,694             0.0%
                  SK Bioland Co., Ltd.                                               1,729     28,090             0.0%
                  SK Chemicals Co., Ltd.                                             3,539    195,824             0.0%
                  SK Gas, Ltd.                                                       2,148    221,628             0.0%
                  SK Holdings Co., Ltd.                                              3,834    816,649             0.1%
                  SK Hynix, Inc.                                                    69,101  3,273,547             0.1%
                  SK Innovation Co., Ltd.                                            7,596  1,139,590             0.1%
                  SK Materials Co., Ltd.                                             1,887    292,310             0.0%
                  SK Networks Co., Ltd.                                             51,435    361,747             0.0%
*                 SK Securities Co., Ltd.                                           97,610    102,749             0.0%
                  SK Telecom Co., Ltd.                                                 786    165,913             0.0%
                  SKC Co., Ltd.                                                      9,852    247,889             0.0%
*                 SKC Solmics Co., Ltd.                                             12,624     41,049             0.0%
                  SKCKOLONPI, Inc.                                                   4,450     66,444             0.0%
                  SL Corp.                                                           5,700     90,647             0.0%
*                 SM Entertainment Co.                                               4,662    105,835             0.0%
                  Songwon Industrial Co., Ltd.                                       6,434    101,697             0.0%
*                 Sonokong Co., Ltd.                                                 4,680     23,934             0.0%
                  Soulbrain Co., Ltd.                                                4,051    195,700             0.0%
                  SPC Samlip Co., Ltd.                                                 518     95,824             0.0%
                  SPG Co., Ltd.                                                      4,052     20,216             0.0%
                  Spigen Korea Co., Ltd.                                               706     31,250             0.0%
                  Ssangyong Cement Industrial Co., Ltd.                              9,722    113,869             0.0%
*                 Ssangyong Information & Communication                              1,865      3,581             0.0%
*                 Ssangyong Motor Co.                                               10,533     69,793             0.0%
                  Suheung Co., Ltd.                                                    930     30,519             0.0%
                  Sunchang Corp.                                                     2,805     26,377             0.0%
                  Sung Kwang Bend Co., Ltd.                                          8,124     75,256             0.0%
#                 Sungchang Enterprise Holdings, Ltd.                               35,350     92,001             0.0%
*                 Sungshin Cement Co., Ltd.                                          9,136     55,960             0.0%
                  Sungwoo Hitech Co., Ltd.                                          17,305    112,665             0.0%
                  Sunjin Co., Ltd.                                                   1,104     19,744             0.0%
*                 Suprema HQ, Inc.                                                     703      5,023             0.0%
*                 Suprema, Inc.                                                        651     12,806             0.0%
*                 Synopex, Inc.                                                     13,546     21,777             0.0%
                  Systems Technology, Inc.                                           2,886     33,191             0.0%
                  Taekwang Industrial Co., Ltd.                                        196    153,413             0.0%
*                 Taewoong Co., Ltd.                                                 4,708    108,510             0.0%
*                 Taeyoung Engineering & Construction Co., Ltd.                     17,670     98,077             0.0%
*                 Taihan Electric Wire Co., Ltd.                                    16,521     24,948             0.0%
*                 Taihan Textile Co., Ltd.                                             426     33,385             0.0%
*                 TBH Global Co., Ltd.                                               5,201     36,719             0.0%
*                 Texcell-NetCom Co., Ltd.                                          11,726     77,968             0.0%
*                 Thinkware Systems Corp.                                            2,319     24,032             0.0%
*                 TK Chemical Corp.                                                 11,104     18,783             0.0%
                  TK Corp.                                                           6,005     47,788             0.0%
                  Tokai Carbon Korea Co., Ltd.                                       1,099     33,833             0.0%
#                 Tong Yang Moolsan Co., Ltd.                                       16,528     26,601             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES   VALUE++    OF NET ASSETS**
                                                                                    ------ ------------ ---------------
SOUTH KOREA -- (Continued)
                  Tongyang Life Insurance Co., Ltd.                                 20,755 $    183,046             0.0%
                  Tongyang, Inc.                                                    74,234      140,339             0.0%
                  Top Engineering Co., Ltd.                                          5,140       32,862             0.0%
                  Tovis Co., Ltd.                                                    8,847       63,785             0.0%
                  TS Corp.                                                           1,989       44,565             0.0%
                  UIL Co., Ltd.                                                      2,653       27,959             0.0%
                  Uju Electronics Co., Ltd.                                          2,871       42,106             0.0%
                  Unid Co., Ltd.                                                     3,047      128,398             0.0%
#                 Union Semiconductor Equipment & Materials Co., Ltd.                6,270       34,149             0.0%
                  Value Added Technologies Co., Ltd.                                 2,003       51,330             0.0%
                  Viatron Technologies, Inc.                                         1,206       21,807             0.0%
*                 Vidente Co., Ltd.                                                  4,963       17,948             0.0%
                  Vieworks Co., Ltd.                                                 1,861      107,690             0.0%
                  Visang Education, Inc.                                             2,959       38,345             0.0%
#*                Webzen, Inc.                                                       3,631       64,552             0.0%
                  Whanin Pharmaceutical Co., Ltd.                                    3,611       54,727             0.0%
#*                WillBes & Co. (The)                                               12,360       26,642             0.0%
                  Wins Co., Ltd.                                                       945       10,584             0.0%
                  WiSoL Co., Ltd.                                                    7,489      105,183             0.0%
#*                Wonik Holdings Co., Ltd.                                          17,153       99,237             0.0%
#*                WONIK IPS Co., Ltd.                                               10,183      231,614             0.0%
*                 Wonik Materials Co., Ltd.                                          1,208       67,363             0.0%
*                 Wonik QnC Corp.                                                    6,042       53,592             0.0%
*                 Woongjin Co., Ltd.                                                20,020       38,997             0.0%
*                 Woongjin Energy Co., Ltd.                                          2,621       11,577             0.0%
*                 Woongjin Thinkbig Co., Ltd.                                        9,970       77,340             0.0%
                  Woori Bank                                                        36,418      477,546             0.0%
                  Woori Bank Sponsored ADR                                           1,175       46,657             0.0%
*                 Woori Investment Bank Co., Ltd.                                   22,642       12,320             0.0%
                  Woory Industrial Co., Ltd.                                           615       13,612             0.0%
                  Y G-1 Co., Ltd.                                                    4,426       41,997             0.0%
*                 YD Online Corp.                                                    4,886       18,173             0.0%
*                 YeaRimDang Publishing Co., Ltd.                                    7,920       41,519             0.0%
#                 Yeong Hwa Metal Co., Ltd.                                         16,137       25,650             0.0%
                  YG Entertainment, Inc.                                             1,396       36,980             0.0%
                  Yoosung Enterprise Co., Ltd.                                       6,049       24,077             0.0%
                  YooSung T&S Co., Ltd.                                              7,220       30,297             0.0%
                  Youlchon Chemical Co., Ltd.                                        1,990       23,260             0.0%
                  Young Poong Corp.                                                    115       95,353             0.0%
#                 Youngone Corp.                                                     8,136      242,291             0.0%
                  Youngone Holdings Co., Ltd.                                        2,254      105,257             0.0%
*                 Yuanta Securities Korea Co., Ltd.                                 57,963      172,406             0.0%
                  Yuhan Corp.                                                        1,463      298,060             0.0%
*                 Yungjin Pharmaceutical Co., Ltd.                                   2,603       19,531             0.0%
                  Zeus Co., Ltd.                                                     1,543       25,952             0.0%
                                                                                           ------------ ---------------
TOTAL SOUTH KOREA                                                                           116,036,015             4.1%
                                                                                           ------------ ---------------
SPAIN -- (1.8%)
                  Abertis Infraestructuras SA                                       30,481      535,840             0.0%
                  Acciona SA                                                        11,431      943,064             0.0%
                  Acerinox SA                                                       35,739      497,856             0.0%
                  ACS Actividades de Construccion y Servicios SA                    33,341    1,235,310             0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
SPAIN -- (Continued)
                  Adveo Group International SA                                          2,149 $    8,925             0.0%
                  Aena SA                                                               2,665    469,872             0.0%
                  Almirall SA                                                          17,236    311,192             0.0%
                  Amadeus IT Group SA                                                  31,104  1,678,659             0.1%
*                 Amper SA                                                            246,502     67,009             0.0%
                  Applus Services SA                                                   30,638    384,058             0.0%
                  Atresmedia Corp. de Medios de Comunicacion SA                         9,022    113,150             0.0%
                  Azkoyen SA                                                            4,453     34,642             0.0%
                  Banco Bilbao Vizcaya Argentaria SA                                  503,967  4,037,593             0.2%
                  Banco Bilbao Vizcaya Argentaria SA Sponsored ADR                    173,173  1,385,386             0.1%
                  Banco de Sabadell SA                                              1,747,581  3,361,302             0.1%
#*                Banco Popular Espanol SA                                            396,544    277,473             0.0%
                  Banco Santander SA                                                  899,796  5,863,900             0.2%
                  Banco Santander SA Sponsored ADR                                    230,248  1,501,217             0.1%
                  Bankia SA                                                         1,210,089  1,469,250             0.1%
                  Bankinter SA                                                        121,973  1,073,723             0.1%
*                 Baron de Ley                                                            913    111,759             0.0%
                  Bolsas y Mercados Espanoles SHMSF SA                                 18,297    654,779             0.0%
                  CaixaBank SA                                                        348,641  1,582,985             0.1%
                  Cellnex Telecom SA                                                    4,669     82,411             0.0%
                  Cia de Distribucion Integral Logista Holdings SA                      4,935    117,828             0.0%
                  Cie Automotive SA                                                    21,382    459,639             0.0%
                  Construcciones y Auxiliar de Ferrocarriles SA                         6,220    250,044             0.0%
*                 Deoleo SA                                                           179,709     36,277             0.0%
                  Distribuidora Internacional de Alimentacion SA                      116,034    689,914             0.0%
#*                Duro Felguera SA                                                     17,931     21,460             0.0%
                  Ebro Foods SA                                                        16,457    367,575             0.0%
*                 eDreams ODIGEO SA                                                     5,922     20,437             0.0%
                  Elecnor SA                                                            4,850     52,847             0.0%
                  Enagas SA                                                            41,365  1,086,969             0.1%
                  Ence Energia y Celulosa SA                                           59,912    213,323             0.0%
                  Endesa SA                                                            25,180    593,068             0.0%
*                 Ercros SA                                                            45,012    133,946             0.0%
                  Euskaltel SA                                                          2,113     21,443             0.0%
                  Faes Farma SA                                                        67,382    241,796             0.0%
                  Ferrovial SA                                                         20,734    441,066             0.0%
                  Fluidra SA                                                            4,609     29,129             0.0%
                  Gamesa Corp. Tecnologica SA                                          75,988  1,638,813             0.1%
                  Gas Natural SDG SA                                                   62,501  1,412,367             0.1%
                  Grifols SA                                                           23,100    620,021             0.0%
                  Grupo Catalana Occidente SA                                          15,026    582,812             0.0%
*                 Grupo Ezentis SA                                                     18,044     13,458             0.0%
                  Iberdrola SA                                                        301,296  2,165,946             0.1%
*                 Indra Sistemas SA                                                     6,557     89,739             0.0%
                  Industria de Diseno Textil SA                                        27,302  1,046,245             0.0%
                  Inmobiliaria Colonial SA                                             52,047    403,580             0.0%
*                 Liberbank SA                                                        203,679    272,018             0.0%
                  Mapfre SA                                                           405,028  1,412,764             0.1%
                  Mediaset Espana Comunicacion SA                                      65,145    897,474             0.0%
                  Melia Hotels International SA                                        17,342    257,153             0.0%
                  Miquel y Costas & Miquel SA                                           6,023    186,308             0.0%
*                 NH Hotel Group SA                                                    47,786    247,155             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SPAIN -- (Continued)
#                 Obrascon Huarte Lain SA                                            51,945 $   226,740             0.0%
                  Papeles y Cartones de Europa SA                                    23,327     175,084             0.0%
*                 Pharma Mar SA                                                      34,937     133,930             0.0%
*                 Promotora de Informaciones SA Class A                              13,947      49,690             0.0%
                  Prosegur Cia de Seguridad SA                                       46,799     305,512             0.0%
*                 Quabit Inmobiliaria SA                                             30,679      65,580             0.0%
*                 Realia Business SA                                                 30,466      32,286             0.0%
                  Red Electrica Corp. SA                                             44,744     872,021             0.0%
                  Repsol SA                                                         100,623   1,588,166             0.1%
                  Repsol SA Sponsored ADR                                            49,748     790,493             0.0%
*                 Sacyr SA                                                          140,757     352,115             0.0%
                  Saeta Yield SA                                                      1,122      11,078             0.0%
*                 Solaria Energia y Medio Ambiente SA                                36,783      40,663             0.0%
*                 Talgo SA                                                           15,331      92,015             0.0%
                  Tecnicas Reunidas SA                                                7,472     295,293             0.0%
                  Telefonica SA                                                     187,684   2,075,775             0.1%
                  Telefonica SA Sponsored ADR                                        47,435     526,529             0.0%
                  Tubacex SA                                                         36,604     116,538             0.0%
#*                Tubos Reunidos SA                                                  30,261      35,726             0.0%
                  Vidrala SA                                                          5,432     318,656             0.0%
                  Viscofan SA                                                        11,963     715,049             0.0%
*                 Vocento SA                                                          6,696      11,730             0.0%
                  Zardoya Otis SA                                                    29,532     273,295             0.0%
                                                                                            ----------- ---------------
TOTAL SPAIN                                                                                  52,807,933             1.9%
                                                                                            ----------- ---------------
SWEDEN -- (2.2%)
                  AAK AB                                                              8,714     623,679             0.0%
                  Acando AB                                                          19,699      71,342             0.0%
*                 AddLife AB                                                          1,292      24,544             0.0%
                  AddTech AB Class B                                                  4,134      74,426             0.0%
                  AF AB Class B                                                      14,876     313,481             0.0%
                  Alfa Laval AB                                                      22,725     465,674             0.0%
                  Assa Abloy AB Class B                                              69,273   1,499,404             0.1%
                  Atlas Copco AB Class A                                             17,565     656,141             0.0%
                  Atlas Copco AB Class B                                              9,205     305,883             0.0%
                  Atrium Ljungberg AB Class B                                         9,683     160,164             0.0%
                  Avanza Bank Holding AB                                              5,322     213,599             0.0%
                  Axfood AB                                                          14,412     228,700             0.0%
                  B&B Tools AB Class B                                               10,464     239,713             0.0%
                  Beijer Alma AB                                                      6,570     186,423             0.0%
#*                Beijer Electronics AB                                               1,176       5,574             0.0%
                  Beijer Ref AB                                                       2,908      73,330             0.0%
                  Betsson AB                                                         35,928     306,890             0.0%
                  Bilia AB Class A                                                   17,626     353,118             0.0%
                  BillerudKorsnas AB                                                 57,211     916,538             0.1%
                  BioGaia AB Class B                                                  4,233     170,580             0.0%
                  Biotage AB                                                         11,158      63,648             0.0%
                  Bjorn Borg AB                                                       4,436      17,970             0.0%
                  Boliden AB                                                         78,828   2,251,981             0.1%
                  Bonava AB                                                           2,685      42,991             0.0%
                  Bonava AB Class B                                                  25,519     412,606             0.0%
                  Bulten AB                                                           6,216      88,483             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
SWEDEN -- (Continued)
                  Byggmax Group AB                                                   31,325 $  211,222             0.0%
                  Castellum AB                                                       44,616    611,009             0.0%
                  Catena AB                                                             702     10,340             0.0%
                  Clas Ohlson AB Class B                                             13,618    225,920             0.0%
                  Cloetta AB Class B                                                 87,223    352,346             0.0%
                  Com Hem Holding AB                                                 25,997    323,461             0.0%
                  Concentric AB                                                      13,233    218,288             0.0%
                  Corem Property Group AB Class B                                     1,440      6,516             0.0%
                  Dios Fastigheter AB                                                26,652    136,606             0.0%
                  Dometic Group AB                                                    8,434     62,837             0.0%
                  Doro AB                                                             6,914     45,657             0.0%
                  Duni AB                                                            10,582    149,836             0.0%
                  Elanders AB Class B                                                 1,154     13,704             0.0%
                  Electrolux AB Series B                                             43,531  1,291,873             0.1%
                  Elekta AB Class B                                                  40,720    425,128             0.0%
                  Eltel AB                                                            7,373     47,998             0.0%
                  Enea AB                                                             6,373     60,616             0.0%
                  Fabege AB                                                          26,939    463,889             0.0%
*                 Fastighets AB Balder Class B                                       11,128    248,458             0.0%
*                 Fingerprint Cards AB Class B                                       35,005    139,370             0.0%
                  Getinge AB Class B                                                 31,024    605,993             0.0%
                  Granges AB                                                         11,300    117,337             0.0%
                  Gunnebo AB                                                         15,413     84,718             0.0%
                  Haldex AB                                                          20,108    269,688             0.0%
                  Hemfosa Fastigheter AB                                             32,479    300,929             0.0%
                  Hennes & Mauritz AB Class B                                        28,325    701,341             0.0%
                  Hexagon AB Class B                                                 26,517  1,154,042             0.1%
                  Hexpol AB                                                          63,206    702,196             0.0%
                  HIQ International AB                                               13,808     94,370             0.0%
                  Holmen AB Class B                                                  21,174    892,230             0.1%
                  Hufvudstaden AB Class A                                            21,576    338,042             0.0%
                  Husqvarna AB Class A                                               20,121    199,059             0.0%
                  Husqvarna AB Class B                                              126,706  1,259,580             0.1%
                  ICA Gruppen AB                                                     12,191    416,032             0.0%
                  Indutrade AB                                                       22,986    542,921             0.0%
                  Intrum Justitia AB                                                 17,478    694,300             0.0%
                  Inwido AB                                                           7,005    100,590             0.0%
                  JM AB                                                              30,338  1,067,403             0.1%
                  KappAhl AB                                                         31,556    182,357             0.0%
*                 Karo Pharma AB                                                     11,080     43,618             0.0%
                  Kindred Group P.L.C.                                               63,608    659,152             0.0%
                  Klovern AB Class B                                                115,813    121,978             0.0%
                  KNOW IT AB                                                          7,176    105,677             0.0%
                  Kungsleden AB                                                      41,126    230,254             0.0%
                  Lagercrantz Group AB Class B                                        9,072     98,981             0.0%
                  Lifco AB Class B                                                      775     23,603             0.0%
                  Lindab International AB                                            29,666    270,993             0.0%
                  Loomis AB Class B                                                  29,979  1,088,495             0.1%
*                 Lundin Petroleum AB                                                20,983    400,120             0.0%
*                 Medivir AB Class B                                                 11,136     86,075             0.0%
                  Mekonomen AB                                                        8,628    171,044             0.0%
                  Millicom International Cellular SA                                 15,058    825,062             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
SWEDEN -- (Continued)
                  Modern Times Group MTG AB Class B                                  20,344 $  663,349             0.0%
                  MQ Holding AB                                                      18,548     70,314             0.0%
                  Mycronic AB                                                        28,090    277,388             0.0%
                  NCC AB Class B                                                     32,826    872,096             0.0%
                  Nederman Holding AB                                                    53      1,562             0.0%
*                 Net Insight AB Class B                                             64,475     62,234             0.0%
                  NetEnt AB                                                          31,938    246,354             0.0%
                  New Wave Group AB Class B                                          26,977    191,119             0.0%
                  Nibe Industrier AB Class B                                         89,216    790,197             0.0%
                  Nobia AB                                                           42,949    444,156             0.0%
                  Nobina AB                                                           1,727     10,528             0.0%
                  Nolato AB Class B                                                  15,102    480,732             0.0%
                  Nordea Bank AB                                                    189,467  2,330,219             0.1%
                  Opus Group AB                                                      72,090     57,383             0.0%
                  Oriflame Holding AG                                                10,736    440,023             0.0%
                  Peab AB                                                            57,414    627,009             0.0%
                  Pricer AB Class B                                                  58,280     67,125             0.0%
                  Probi AB                                                              860     43,122             0.0%
*                 Qliro Group AB                                                     55,103     78,344             0.0%
                  Ratos AB Class B                                                   97,977    459,499             0.0%
                  RaySearch Laboratories AB                                           4,505    113,106             0.0%
                  Recipharm AB Class B                                                  793     10,965             0.0%
                  Rezidor Hotel Group AB                                             34,331    127,902             0.0%
                  Rottneros AB                                                       22,951     21,510             0.0%
                  Saab AB Class B                                                    17,966    890,247             0.1%
                  Sagax AB Class B                                                    9,910    102,956             0.0%
                  Sandvik AB                                                         83,367  1,336,546             0.1%
*                 SAS AB                                                             56,251     92,716             0.0%
                  Scandi Standard AB                                                 17,086    102,649             0.0%
                  Sectra AB Class B                                                     495      9,075             0.0%
                  Securitas AB Class B                                               69,799  1,153,666             0.1%
                  Semcon AB                                                           3,284     23,676             0.0%
#*                Sensys Gatso Group AB                                             102,807     12,293             0.0%
                  Skandinaviska Enskilda Banken AB Class A                          128,747  1,482,565             0.1%
                  Skandinaviska Enskilda Banken AB Class C                              886     10,191             0.0%
                  Skanska AB Class B                                                 70,080  1,675,027             0.1%
                  SKF AB Class A                                                      1,436     31,535             0.0%
                  SKF AB Class B                                                     38,455    843,901             0.0%
                  SkiStar AB                                                          7,776    166,395             0.0%
*                 SSAB AB Class A(BPRBWK4)                                           13,020     56,712             0.0%
*                 SSAB AB Class A(B17H0S8)                                           82,584    359,279             0.0%
*                 SSAB AB Class B(BPRBWM6)                                           73,712    262,096             0.0%
*                 SSAB AB Class B(B17H3F6)                                          207,718    736,955             0.0%
                  Svenska Cellulosa AB SCA Class A                                    3,976    132,309             0.0%
                  Svenska Cellulosa AB SCA Class B                                   79,422  2,629,448             0.1%
                  Svenska Handelsbanken AB Class A                                   98,282  1,394,419             0.1%
                  Svenska Handelsbanken AB Class B                                    2,424     34,147             0.0%
                  Sweco AB Class B                                                   11,882    294,550             0.0%
                  Swedbank AB Class A                                                42,008    995,591             0.1%
                  Swedish Match AB                                                   23,762    783,588             0.0%
*                 Swedish Orphan Biovitrum AB                                         8,103    125,099             0.0%
                  Systemair AB                                                          682     12,117             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SWEDEN -- (Continued)
                  Tele2 AB Class B                                                  141,166 $ 1,420,649             0.1%
                  Telefonaktiebolaget LM Ericsson Class A                             9,033      57,685             0.0%
                  Telefonaktiebolaget LM Ericsson Class B                           123,302     801,072             0.0%
                  Telefonaktiebolaget LM Ericsson Sponsored ADR                      90,500     587,345             0.0%
                  Telia Co AB                                                       578,559   2,355,511             0.1%
                  Thule Group AB (The)                                                4,612      79,942             0.0%
                  Transcom Worldwide AB                                               1,831      18,086             0.0%
                  Trelleborg AB Class B                                              51,368   1,206,278             0.1%
                  Victoria Park AB Class B                                           29,250      81,548             0.0%
                  Vitrolife AB                                                        3,397     193,543             0.0%
                  Volvo AB Class A                                                   36,187     590,871             0.0%
                  Volvo AB Class B                                                  181,080   2,957,191             0.1%
                  Wallenstam AB Class B                                              39,095     333,117             0.0%
                  Wihlborgs Fastigheter AB                                           20,993     408,935             0.0%
                                                                                            ----------- ---------------
TOTAL SWEDEN                                                                                 63,987,893             2.2%
                                                                                            ----------- ---------------
SWITZERLAND -- (4.9%)
                  ABB, Ltd.                                                         219,337   5,374,689             0.2%
#                 ABB, Ltd. Sponsored ADR                                            55,400   1,362,840             0.1%
*                 Actelion, Ltd.                                                     10,350   2,930,766             0.1%
                  Adecco Group AG                                                    29,048   2,158,319             0.1%
                  Allreal Holding AG                                                  5,854   1,007,225             0.1%
*                 Alpiq Holding AG                                                    1,687     125,308             0.0%
                  ALSO Holding AG                                                     1,880     236,376             0.0%
                  ams AG                                                             16,159   1,039,564             0.1%
                  APG SGA SA                                                            363     173,633             0.0%
*                 Arbonia AG                                                         11,810     219,631             0.0%
                  Aryzta AG                                                          23,642     767,557             0.0%
                  Ascom Holding AG                                                   19,142     361,706             0.0%
                  Autoneum Holding AG                                                 1,294     382,416             0.0%
                  Bachem Holding AG Class B                                             471      56,158             0.0%
                  Baloise Holding AG                                                 20,652   3,028,317             0.1%
                  Bank Coop AG                                                        1,545      67,386             0.0%
                  Banque Cantonale de Geneve                                            266      41,429             0.0%
                  Banque Cantonale Vaudoise                                           1,100     796,942             0.0%
                  Barry Callebaut AG                                                    728     999,796             0.1%
                  Basler Kantonalbank                                                   198      14,079             0.0%
                  Belimo Holding AG                                                     141     527,587             0.0%
                  Bell AG                                                               470     201,914             0.0%
                  Bellevue Group AG                                                   2,921      50,182             0.0%
                  Berner Kantonalbank AG                                              1,140     216,731             0.0%
                  BKW AG                                                              3,217     174,234             0.0%
                  Bobst Group SA                                                      2,987     302,592             0.0%
                  Bossard Holding AG Class A                                          2,397     477,588             0.0%
                  Bucher Industries AG                                                3,092     996,861             0.1%
                  Burckhardt Compression Holding AG                                     988     303,142             0.0%
                  Burkhalter Holding AG                                                 988     148,944             0.0%
                  Calida Holding AG                                                   2,049      81,228             0.0%
                  Carlo Gavazzi Holding AG                                               41      12,908             0.0%
                  Cembra Money Bank AG                                                8,660     738,806             0.0%
                  Chocoladefabriken Lindt & Spruengli AG                                  5     332,408             0.0%
                  Cie Financiere Richemont SA                                        45,764   3,823,970             0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SWITZERLAND -- (Continued)
                  Cie Financiere Tradition SA                                           500 $    52,661             0.0%
                  Clariant AG                                                       135,347   2,741,010             0.1%
                  Coltene Holding AG                                                  1,253     107,027             0.0%
                  Conzzeta AG                                                           388     383,542             0.0%
                  Credit Suisse Group AG                                             59,491     907,295             0.0%
                  Credit Suisse Group AG Sponsored ADR                               51,388     784,187             0.0%
                  Daetwyler Holding AG                                                2,148     363,541             0.0%
                  DKSH Holding AG                                                     7,686     619,084             0.0%
                  dormakaba Holding AG                                                  937     802,842             0.0%
*                 Dufry AG                                                           11,336   1,857,480             0.1%
                  Edmond de Rothschild Suisse SA                                          1      16,835             0.0%
                  EFG International AG                                               29,264     185,935             0.0%
                  Emmi AG                                                               875     638,879             0.0%
                  EMS-Chemie Holding AG                                                 886     555,179             0.0%
                  Energiedienst Holding AG                                            1,334      33,454             0.0%
                  Feintool International Holding AG                                     374      47,545             0.0%
                  Flughafen Zuerich AG                                                9,780   2,155,292             0.1%
                  Forbo Holding AG                                                      529     867,755             0.0%
                  Galenica AG                                                         1,636   1,777,639             0.1%
                  GAM Holding AG                                                     54,613     699,818             0.0%
                  Geberit AG                                                          3,490   1,589,721             0.1%
                  Georg Fischer AG                                                    1,566   1,476,687             0.1%
                  Givaudan SA                                                           993   1,913,223             0.1%
                  Gurit Holding AG                                                      219     190,838             0.0%
                  Helvetia Holding AG                                                 2,360   1,310,497             0.1%
                  HOCHDORF Holding AG                                                   415     127,237             0.0%
                  Huber & Suhner AG                                                   4,219     284,101             0.0%
                  Implenia AG                                                         5,820     446,801             0.0%
                  Inficon Holding AG                                                    668     350,797             0.0%
                  Interroll Holding AG                                                  225     264,564             0.0%
                  Intershop Holding AG                                                  240     115,603             0.0%
                  Julius Baer Group, Ltd.                                            42,750   2,229,270             0.1%
                  Jungfraubahn Holding AG                                               100      10,956             0.0%
                  Kardex AG                                                           2,423     266,815             0.0%
                  Komax Holding AG                                                    1,805     481,646             0.0%
                  Kudelski SA                                                        18,111     314,155             0.0%
                  Kuehne + Nagel International AG                                     2,593     392,153             0.0%
                  LafargeHolcim, Ltd.(7110753)                                       28,673   1,626,000             0.1%
                  LafargeHolcim, Ltd.(BZ3DNX4)                                       23,757   1,348,150             0.1%
                  LEM Holding SA                                                         68      69,507             0.0%
                  Liechtensteinische Landesbank AG                                    2,085     103,093             0.0%
                  Logitech International SA(H50430232)                               18,686     620,001             0.0%
                  Logitech International SA(B18ZRK2)                                 16,891     564,517             0.0%
                  Lonza Group AG                                                     15,369   3,144,650             0.1%
                  Luzerner Kantonalbank AG                                            1,196     516,840             0.0%
                  Metall Zug AG Class B                                                  70     275,093             0.0%
*                 Meyer Burger Technology AG                                         20,799      17,144             0.0%
                  Mobilezone Holding AG                                               6,102      93,233             0.0%
                  Mobimo Holding AG                                                   2,291     615,979             0.0%
                  Nestle SA                                                         261,736  20,159,027             0.7%
                  Novartis AG                                                         9,303     716,192             0.0%
                  Novartis AG Sponsored ADR                                         117,451   9,047,251             0.3%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
SWITZERLAND -- (Continued)
                  OC Oerlikon Corp. AG                                               67,953 $  816,404             0.0%
*                 Orascom Development Holding AG                                        761      4,239             0.0%
                  Orell Fuessli Holding AG                                              152     19,693             0.0%
                  Orior AG                                                            1,969    151,032             0.0%
                  Panalpina Welttransport Holding AG                                  3,264    431,731             0.0%
                  Partners Group Holding AG                                           2,215  1,338,981             0.1%
                  Phoenix Mecano AG                                                     139     73,829             0.0%
                  Plazza AG Class A                                                     244     56,525             0.0%
                  PSP Swiss Property AG                                               7,824    701,463             0.0%
                  Rieter Holding AG                                                   1,488    330,231             0.0%
                  Roche Holding AG(7108918)                                             781    204,605             0.0%
                  Roche Holding AG(7110388)                                          19,398  5,075,764             0.2%
                  Romande Energie Holding SA                                             59     76,437             0.0%
*                 Schaffner Holding AG                                                  215     60,921             0.0%
                  Schindler Holding AG                                                1,376    273,329             0.0%
*                 Schmolz + Bickenbach AG                                           186,057    170,440             0.0%
                  Schweiter Technologies AG                                             401    481,953             0.0%
                  SFS Group AG                                                        2,356    235,121             0.0%
                  SGS SA                                                                275    619,247             0.0%
                  Siegfried Holding AG                                                1,609    459,972             0.0%
                  Sika AG                                                               560  3,574,123             0.1%
                  Sonova Holding AG                                                   9,168  1,355,668             0.1%
                  St Galler Kantonalbank AG                                             884    383,885             0.0%
                  Straumann Holding AG                                                1,547    816,593             0.0%
                  Sulzer AG                                                           6,667    778,047             0.0%
                  Sunrise Communications Group AG                                    13,271    985,739             0.1%
                  Swatch Group AG (The)(7184725)                                      4,369  1,747,899             0.1%
                  Swatch Group AG (The)(7184736)                                      7,497    581,609             0.0%
                  Swiss Life Holding AG                                               8,314  2,705,690             0.1%
                  Swiss Re AG                                                        27,430  2,385,842             0.1%
                  Swisscom AG                                                         2,083    908,359             0.0%
                  Swissquote Group Holding SA                                         3,140     86,503             0.0%
*                 Syngenta AG                                                        10,331  4,801,160             0.2%
                  Syngenta AG ADR                                                    13,102  1,218,879             0.1%
                  Tamedia AG                                                            430     63,313             0.0%
                  Tecan Group AG                                                      2,183    372,545             0.0%
                  Temenos Group AG                                                   14,082  1,218,879             0.1%
                  u-blox Holding AG                                                   2,104    466,299             0.0%
                  UBS Group AG(BRJL176)                                               2,937     50,137             0.0%
*                 UBS Group AG(H42097107)                                           187,433  3,188,235             0.1%
                  Valiant Holding AG                                                  6,361    730,169             0.0%
                  Valora Holding AG                                                   1,479    507,575             0.0%
                  Vaudoise Assurances Holding SA                                        419    218,201             0.0%
                  Vetropack Holding AG                                                   64    126,654             0.0%
*                 Von Roll Holding AG                                                14,867     16,591             0.0%
                  Vontobel Holding AG                                                11,479    676,807             0.0%
                  VP Bank AG                                                            253     29,130             0.0%
                  VZ Holding AG                                                         676    188,031             0.0%
                  Walter Meier AG                                                       480     21,416             0.0%
                  Ypsomed Holding AG                                                    537    103,354             0.0%
                  Zehnder Group AG                                                    2,943     99,734             0.0%
                  Zug Estates Holding AG Class B                                         39     68,594             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
SWITZERLAND -- (Continued)
                  Zuger Kantonalbank AG                                                  25 $    134,064             0.0%
                  Zurich Insurance Group AG                                          10,286    2,846,530             0.1%
                                                                                            ------------ ---------------
TOTAL SWITZERLAND                                                                            140,850,144             4.9%
                                                                                            ------------ ---------------
TAIWAN -- (3.8%)
#                 A-DATA Technology Co., Ltd.                                        62,503      147,951             0.0%
                  Ability Enterprise Co., Ltd.                                      113,695       75,518             0.0%
                  AcBel Polytech, Inc.                                              108,540       84,174             0.0%
                  Accton Technology Corp.                                           173,929      394,544             0.0%
                  Acer, Inc.                                                        805,521      380,197             0.0%
                  ACES Electronic Co., Ltd.                                          43,000       35,599             0.0%
                  Achem Technology Corp.                                             82,579       28,597             0.0%
*                 Acme Electronics Corp.                                             19,000        7,057             0.0%
                  Acter Co., Ltd.                                                    10,000       43,719             0.0%
#                 Actron Technology Corp.                                            29,000      102,280             0.0%
                  Adlink Technology, Inc.                                            20,933       45,974             0.0%
                  Advanced Ceramic X Corp.                                            8,000       84,240             0.0%
*                 Advanced Connectek, Inc.                                           73,000       26,259             0.0%
#                 Advanced Semiconductor Engineering, Inc.                          559,592      701,331             0.1%
                  Advanced Semiconductor Engineering, Inc. ADR                       36,804      230,393             0.0%
#                 Advanced Wireless Semiconductor Co.                                71,000      144,271             0.0%
                  Advancetek Enterprise Co., Ltd.                                    39,598       26,261             0.0%
#                 Advantech Co., Ltd.                                                31,443      254,178             0.0%
*                 AGV Products Corp.                                                165,413       41,272             0.0%
#                 Airtac International Group                                         28,500      325,792             0.0%
                  Alchip Technologies, Ltd.                                          21,000       41,661             0.0%
#                 All Ring Tech Co., Ltd.                                            49,000      127,319             0.0%
                  Allis Electric Co., Ltd.                                            8,000        2,756             0.0%
                  Alltek Technology Corp.                                            26,680       22,635             0.0%
#                 Alltop Technology Co., Ltd.                                        22,000       50,995             0.0%
                  Alpha Networks, Inc.                                              115,200       93,574             0.0%
                  Altek Corp.                                                       117,648      104,728             0.0%
                  Amazing Microelectronic Corp.                                      15,000       31,920             0.0%
                  Ambassador Hotel (The)                                             55,000       42,570             0.0%
                  AMPOC Far-East Co., Ltd.                                           24,000       22,548             0.0%
                  Anpec Electronics Corp.                                            36,402       45,888             0.0%
                  Apacer Technology, Inc.                                            40,501       52,668             0.0%
*                 APCB, Inc.                                                         39,000       40,183             0.0%
                  Apex Biotechnology Corp.                                           31,226       40,252             0.0%
                  Apex International Co., Ltd.                                       32,000       31,208             0.0%
                  Apex Medical Corp.                                                 20,000       20,485             0.0%
                  Apex Science & Engineering                                         75,920       21,513             0.0%
#                 Arcadyan Technology Corp.                                          46,674       78,521             0.0%
                  Ardentec Corp.                                                    202,120      165,939             0.0%
                  Asia Cement Corp.                                                 281,029      277,468             0.0%
#*                Asia Optical Co., Inc.                                             98,000      188,125             0.0%
*                 Asia Pacific Telecom Co., Ltd.                                    457,000      147,233             0.0%
                  Asia Plastic Recycling Holding, Ltd.                               51,703       25,352             0.0%
                  Asia Vital Components Co., Ltd.                                   128,053      106,476             0.0%
                  ASMedia Technology, Inc.                                            7,000       72,551             0.0%
                  ASPEED Technology, Inc.                                             4,000       77,568             0.0%
                  ASROCK, Inc.                                                        6,000        8,079             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
TAIWAN -- (Continued)
                  Asustek Computer, Inc.                                               92,502 $  908,775             0.1%
                  Aten International Co., Ltd.                                         35,000     96,313             0.0%
#                 AU Optronics Corp.                                                3,746,980  1,557,271             0.1%
                  AU Optronics Corp. Sponsored ADR                                     19,522     78,869             0.0%
                  Audix Corp.                                                          47,200     65,678             0.0%
#                 AURAS Technology Co., Ltd.                                           17,000     46,276             0.0%
                  Aurora Corp.                                                         33,000     63,332             0.0%
                  Avalue Technology, Inc.                                              16,000     29,752             0.0%
                  AVY Precision Technology, Inc.                                       18,000     29,152             0.0%
                  Axiomtek Co., Ltd.                                                   18,000     35,127             0.0%
                  Bank of Kaohsiung Co., Ltd.                                         159,959     51,417             0.0%
                  BenQ Materials Corp.                                                 69,000     37,347             0.0%
                  BES Engineering Corp.                                               619,000    128,243             0.0%
#                 Bioteque Corp.                                                       17,000     54,272             0.0%
#                 Bizlink Holding, Inc.                                                34,326    205,398             0.0%
#                 Boardtek Electronics Corp.                                           47,000     43,164             0.0%
                  Bothhand Enterprise, Inc.                                            26,000     57,478             0.0%
                  Bright Led Electronics Corp.                                         47,000     26,216             0.0%
*                 Browave Corp.                                                         9,000     16,433             0.0%
*                 C Sun Manufacturing, Ltd.                                            26,000     16,749             0.0%
                  Capital Futures Corp.                                                19,000     22,157             0.0%
#                 Capital Securities Corp.                                            674,000    223,094             0.0%
                  Career Technology MFG. Co., Ltd.                                    147,000     98,814             0.0%
#                 Casetek Holdings, Ltd.                                               52,000    154,124             0.0%
                  Catcher Technology Co., Ltd.                                        137,360  1,410,598             0.1%
                  Cathay Financial Holding Co., Ltd.                                  689,692  1,105,308             0.1%
                  Cathay Real Estate Development Co., Ltd.                            216,300    145,223             0.0%
*                 Center Laboratories, Inc.                                            25,000     47,617             0.0%
                  Central Reinsurance Co., Ltd.                                        28,560     13,588             0.0%
                  Chailease Holding Co., Ltd.                                         310,000    789,788             0.1%
*                 Champion Building Materials Co., Ltd.                                74,526     19,279             0.0%
#                 Chang Hwa Commercial Bank, Ltd.                                     615,722    356,869             0.0%
                  Chang Wah Electromaterials, Inc.                                     15,913     82,214             0.0%
                  Channel Well Technology Co., Ltd.                                    85,000     87,254             0.0%
#                 Charoen Pokphand Enterprise                                          73,920    139,182             0.0%
#                 Chaun-Choung Technology Corp.                                        25,000     98,081             0.0%
                  CHC Healthcare Group                                                 19,000     26,779             0.0%
                  CHC Resources Corp.                                                  22,000     39,308             0.0%
#                 Chen Full International Co., Ltd.                                    48,000     80,633             0.0%
                  Chenbro Micom Co., Ltd.                                              33,000     58,177             0.0%
                  Cheng Loong Corp.                                                   309,360    146,548             0.0%
                  Cheng Shin Rubber Industry Co., Ltd.                                161,341    332,960             0.0%
                  Cheng Uei Precision Industry Co., Ltd.                              183,051    256,967             0.0%
                  Chicony Electronics Co., Ltd.                                       113,042    298,281             0.0%
                  Chicony Power Technology Co., Ltd.                                   57,125    106,211             0.0%
                  Chien Kuo Construction Co., Ltd.                                     75,250     22,583             0.0%
                  Chilisin Electronics Corp.                                           45,560    123,934             0.0%
#                 Chimei Materials Technology Corp.                                   168,100     84,585             0.0%
#                 Chin-Poon Industrial Co., Ltd.                                      154,126    314,223             0.0%
                  China Airlines, Ltd.                                              1,138,019    352,537             0.0%
#                 China Bills Finance Corp.                                           313,000    153,542             0.0%
                  China Chemical & Pharmaceutical Co., Ltd.                            99,000     61,176             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
TAIWAN -- (Continued)
                  China Development Financial Holding Corp.                         1,677,412 $  462,712             0.0%
                  China Ecotek Corp.                                                   11,000     15,750             0.0%
*                 China Electric Manufacturing Corp.                                   73,000     18,734             0.0%
                  China General Plastics Corp.                                        131,983    116,497             0.0%
                  China Glaze Co., Ltd.                                                26,047     10,437             0.0%
                  China Life Insurance Co., Ltd.                                      870,488    810,521             0.1%
                  China Metal Products                                                104,290    102,092             0.0%
                  China Steel Chemical Corp.                                           27,000    106,933             0.0%
                  China Steel Corp.                                                   966,881    774,872             0.1%
                  China Steel Structure Co., Ltd.                                      24,000     16,818             0.0%
                  China Synthetic Rubber Corp.                                        207,544    209,930             0.0%
                  China Wire & Cable Co., Ltd.                                         34,160     28,030             0.0%
                  Chinese Maritime Transport, Ltd.                                     31,570     29,888             0.0%
                  Chipbond Technology Corp.                                           217,000    323,624             0.0%
                  ChipMOS TECHNOLOGIES, Inc.                                           46,000     40,512             0.0%
                  ChipMOS TECHNOLOGIES, Inc. ADR                                          700     12,208             0.0%
#                 Chlitina Holding, Ltd.                                               19,000     91,187             0.0%
                  Chong Hong Construction Co., Ltd.                                    67,941    158,411             0.0%
                  Chroma ATE, Inc.                                                     65,560    204,955             0.0%
                  Chun Yuan Steel                                                     160,570     64,143             0.0%
#*                Chung Hung Steel Corp.                                              351,212    105,197             0.0%
                  Chung Hwa Pulp Corp.                                                191,629     63,812             0.0%
                  Chung-Hsin Electric & Machinery Manufacturing Corp.                 194,000    121,152             0.0%
*                 Chunghwa Picture Tubes, Ltd.                                        951,656     43,084             0.0%
                  Chunghwa Telecom Co., Ltd.                                           74,727    252,776             0.0%
                  Chunghwa Telecom Co., Ltd. Sponsored ADR                              3,011    101,892             0.0%
                  Cleanaway Co., Ltd.                                                  19,000    108,299             0.0%
                  Clevo Co.                                                           182,401    167,013             0.0%
*                 CMC Magnetics Corp.                                                 893,101    111,462             0.0%
#*                Co-Tech Development Corp.                                            58,000     96,398             0.0%
#                 CoAsia Microelectronics Corp.                                        65,094     33,961             0.0%
                  Coland Holdings, Ltd.                                                11,000     14,663             0.0%
                  Compal Electronics, Inc.                                          1,192,747    798,457             0.1%
                  Compeq Manufacturing Co., Ltd.                                      396,000    291,352             0.0%
                  Compucase Enterprise                                                 31,000     42,394             0.0%
                  Continental Holdings Corp.                                          130,200     47,052             0.0%
                  Contrel Technology Co., Ltd.                                         40,000     29,593             0.0%
                  Coremax Corp.                                                         6,000     10,678             0.0%
                  Coretronic Corp.                                                    199,000    281,816             0.0%
                  Coxon Precise Industrial Co., Ltd.                                   40,000     40,622             0.0%
                  CSBC Corp. Taiwan                                                   164,740     76,709             0.0%
#                 CTBC Financial Holding Co., Ltd.                                  1,901,655  1,187,518             0.1%
                  CTCI Corp.                                                          134,444    235,402             0.0%
                  Cub Elecparts, Inc.                                                   8,802     92,149             0.0%
                  CviLux Corp.                                                         26,600     28,996             0.0%
                  CX Technology Co., Ltd.                                              19,000     20,517             0.0%
                  CyberPower Systems, Inc.                                             20,000     64,955             0.0%
                  CyberTAN Technology, Inc.                                           152,424     99,454             0.0%
#                 D-Link Corp.                                                        313,976    130,468             0.0%
                  DA CIN Construction Co., Ltd.                                        36,000     23,085             0.0%
                  Da-Li Development Co., Ltd.                                          33,929     26,195             0.0%
                  Dadi Early-Childhood Education Group Ltd.                             7,000     41,057             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
TAIWAN -- (Continued)
*                 Danen Technology Corp.                                              236,000 $ 54,168             0.0%
                  Darfon Electronics Corp.                                            104,000   89,970             0.0%
                  Darwin Precisions Corp.                                             146,000   66,753             0.0%
#                 De Licacy Industrial Co., Ltd.                                       67,623   63,967             0.0%
                  Delpha Construction Co., Ltd.                                        53,321   25,701             0.0%
                  Delta Electronics, Inc.                                              47,699  268,485             0.0%
                  Depo Auto Parts Ind Co., Ltd.                                        45,000  129,678             0.0%
                  DFI, Inc.                                                            18,000   32,742             0.0%
                  Dimerco Express Corp.                                                27,000   20,676             0.0%
                  Dynacolor, Inc.                                                      17,000   20,538             0.0%
*                 Dynamic Electronics Co., Ltd.                                        68,183   20,565             0.0%
                  Dynapack International Technology Corp.                              57,000   76,384             0.0%
                  E Ink Holdings, Inc.                                                375,000  382,517             0.0%
                  E-Lead Electronic Co., Ltd.                                          42,000   49,834             0.0%
                  E-LIFE MALL Corp.                                                    18,000   38,076             0.0%
*                 E-Ton Solar Tech Co., Ltd.                                          148,022   44,802             0.0%
#                 E.Sun Financial Holding Co., Ltd.                                 1,355,125  819,080             0.1%
*                 Eastern Media International Corp.                                   212,330   68,948             0.0%
#                 Eclat Textile Co., Ltd.                                              35,435  387,550             0.0%
                  Edimax Technology Co., Ltd.                                          52,313   18,380             0.0%
                  Edison Opto Corp.                                                    40,000   21,711             0.0%
                  Edom Technology Co., Ltd.                                            54,162   28,546             0.0%
                  eGalax_eMPIA Technology, Inc.                                        22,944   39,321             0.0%
                  Elan Microelectronics Corp.                                         118,000  167,151             0.0%
#                 Elite Advanced Laser Corp.                                           41,760  184,084             0.0%
                  Elite Material Co., Ltd.                                             84,162  335,682             0.0%
                  Elite Semiconductor Memory Technology, Inc.                         114,000  157,927             0.0%
#                 Elitegroup Computer Systems Co., Ltd.                               157,087  102,160             0.0%
                  eMemory Technology, Inc.                                             13,000  179,001             0.0%
                  ENG Electric Co., Ltd.                                               55,120   32,011             0.0%
                  Ennoconn Corp.                                                        7,000   76,058             0.0%
                  EnTie Commercial Bank Co., Ltd.                                     165,000   72,708             0.0%
#*                Epistar Corp.                                                       439,743  436,723             0.0%
                  Eson Precision Ind. Co., Ltd.                                        15,000   23,032             0.0%
                  Eternal Materials Co., Ltd.                                         202,612  216,799             0.0%
*                 Etron Technology, Inc.                                              155,000   62,659             0.0%
                  Eurocharm Holdings Co., Ltd.                                         11,000   31,687             0.0%
                  Eva Airways Corp.                                                   732,333  360,034             0.0%
                  Everest Textile Co., Ltd.                                            69,000   37,603             0.0%
                  Evergreen International Storage & Transport Corp.                   209,000   94,816             0.0%
*                 Evergreen Marine Corp. Taiwan, Ltd.                                 445,812  196,600             0.0%
                  Everlight Chemical Industrial Corp.                                 115,155   74,793             0.0%
                  Everlight Electronics Co., Ltd.                                     154,225  242,722             0.0%
                  Excelsior Medical Co., Ltd.                                          46,172   69,082             0.0%
                  Far Eastern Department Stores, Ltd.                                 390,249  206,290             0.0%
                  Far Eastern International Bank                                      920,839  288,360             0.0%
                  Far Eastern New Century Corp.                                       464,625  390,934             0.0%
                  Far EasTone Telecommunications Co., Ltd.                            116,000  285,656             0.0%
                  Faraday Technology Corp.                                             62,637   76,002             0.0%
                  Farglory Land Development Co., Ltd.                                 164,575  223,064             0.0%
                  Federal Corp.                                                       173,567   79,612             0.0%
                  Feedback Technology Corp.                                             9,000   17,292             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
TAIWAN -- (Continued)
                  Feng Hsin Steel Co., Ltd.                                           122,000 $206,093             0.0%
                  Feng TAY Enterprise Co., Ltd.                                        44,953  172,740             0.0%
                  First Financial Holding Co., Ltd.                                 1,192,911  727,510             0.1%
                  First Hotel                                                          59,805   33,993             0.0%
*                 First Insurance Co., Ltd. (The)                                      35,000   15,482             0.0%
#*                First Steamship Co., Ltd.                                           145,509   37,891             0.0%
#                 FLEXium Interconnect, Inc.                                          117,689  436,745             0.0%
                  Flytech Technology Co., Ltd.                                         42,312  144,347             0.0%
                  FocalTech Systems Co., Ltd.                                          88,000  108,681             0.0%
                  Forest Water Environment Engineering Co., Ltd.                       11,000   24,048             0.0%
                  Formosa Advanced Technologies Co., Ltd.                              66,000   62,090             0.0%
                  Formosa Chemicals & Fibre Corp.                                     132,821  408,423             0.0%
                  Formosa International Hotels Corp.                                    9,246   48,409             0.0%
#                 Formosa Laboratories, Inc.                                           18,000   53,405             0.0%
                  Formosa Petrochemical Corp.                                          37,000  129,331             0.0%
#                 Formosa Plastics Corp.                                              114,000  342,553             0.0%
                  Formosan Rubber Group, Inc.                                         181,800  100,277             0.0%
                  Formosan Union Chemical                                             113,167   75,928             0.0%
                  Fortune Electric Co., Ltd.                                           22,000   12,642             0.0%
                  Founding Construction & Development Co., Ltd.                        45,208   23,671             0.0%
                  Foxconn Technology Co., Ltd.                                        178,136  542,769             0.1%
                  Foxlink Image Technology Co., Ltd.                                   30,000   18,098             0.0%
                  Foxsemicon Integrated Technology, Inc.                               18,000   74,473             0.0%
*                 Froch Enterprise Co., Ltd.                                           41,000   15,122             0.0%
                  Fubon Financial Holding Co., Ltd.                                   543,019  850,054             0.1%
                  Fulgent Sun International Holding Co., Ltd.                          17,382   43,864             0.0%
                  Fulltech Fiber Glass Corp.                                          120,965   62,128             0.0%
                  Fwusow Industry Co., Ltd.                                            69,625   37,729             0.0%
*                 G Tech Optoelectronics Corp.                                         42,392   24,602             0.0%
                  Gallant Precision Machining Co., Ltd.                                44,000   35,814             0.0%
                  Gemtek Technology Corp.                                             125,348  140,717             0.0%
                  General Interface Solution Holding, Ltd.                             45,000  250,899             0.0%
                  General Plastic Industrial Co., Ltd.                                 14,000   19,119             0.0%
                  Generalplus Technology, Inc.                                         39,000   53,716             0.0%
*                 Genesis Photonics, Inc.                                              79,059    9,915             0.0%
                  Genesys Logic, Inc.                                                  43,000   57,909             0.0%
#*                Genius Electronic Optical Co., Ltd.                                  46,000  537,452             0.0%
                  GeoVision, Inc.                                                      16,487   22,504             0.0%
#                 Getac Technology Corp.                                              159,000  206,072             0.0%
#                 Giant Manufacturing Co., Ltd.                                        20,760  125,451             0.0%
                  Giantplus Technology Co., Ltd.                                      138,000   76,694             0.0%
                  Gigabyte Technology Co., Ltd.                                       229,000  302,997             0.0%
                  Gigasolar Materials Corp.                                            10,600   92,924             0.0%
#*                Gigastorage Corp.                                                   155,450  112,303             0.0%
                  Ginko International Co., Ltd.                                        14,000  115,192             0.0%
*                 Gintech Energy Corp.                                                203,237  117,067             0.0%
*                 Global Brands Manufacture, Ltd.                                     122,000   49,521             0.0%
#                 Global Lighting Technologies, Inc.                                   29,000   51,854             0.0%
                  Global Mixed Mode Technology, Inc.                                   17,000   40,040             0.0%
                  Global Unichip Corp.                                                 32,000  111,840             0.0%
#                 Globalwafers Co., Ltd.                                               29,000  207,050             0.0%
                  Globe Union Industrial Corp.                                        129,075   74,749             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
TAIWAN -- (Continued)
                  Gloria Material Technology Corp.                                    194,636 $  126,626             0.0%
#                 Glory Science Co., Ltd.                                              28,000     60,412             0.0%
*                 Gold Circuit Electronics, Ltd.                                      171,000     62,790             0.0%
#                 Goldsun Building Materials Co., Ltd.                                523,624    142,737             0.0%
                  Gourmet Master Co., Ltd.                                             11,550    115,982             0.0%
                  Grand Ocean Retail Group, Ltd.                                       19,000     14,798             0.0%
                  Grand Pacific Petrochemical                                         366,000    239,346             0.0%
                  Grand Plastic Technology Corp.                                        8,000     46,617             0.0%
                  Grape King Bio, Ltd.                                                 21,000    135,290             0.0%
                  Great China Metal Industry                                           26,000     22,463             0.0%
                  Great Taipei Gas Co., Ltd.                                           41,000     34,176             0.0%
#                 Great Wall Enterprise Co., Ltd.                                     297,427    287,450             0.0%
                  Greatek Electronics, Inc.                                           116,000    162,938             0.0%
#*                Green Energy Technology, Inc.                                       111,581     57,974             0.0%
                  Green Seal Holding, Ltd.                                             18,000     88,164             0.0%
*                 GTM Holdings Corp.                                                   27,000     15,650             0.0%
                  Hannstar Board Corp.                                                166,096     94,887             0.0%
#*                HannStar Display Corp.                                            1,058,135    284,299             0.0%
*                 HannsTouch Solution, Inc.                                           181,465     64,508             0.0%
                  Hanpin Electron Co., Ltd.                                            35,000     53,625             0.0%
*                 Harvatek Corp.                                                       58,239     19,586             0.0%
                  Hey Song Corp.                                                       97,500    107,285             0.0%
                  Highwealth Construction Corp.                                       276,478    466,065             0.0%
                  Hiroca Holdings, Ltd.                                                12,795     41,490             0.0%
                  Hitron Technology, Inc.                                              97,000     71,620             0.0%
                  Hiwin Technologies Corp.                                             37,077    236,258             0.0%
*                 Ho Tung Chemical Corp.                                              349,873    104,563             0.0%
                  Hocheng Corp.                                                        66,000     20,010             0.0%
                  Holiday Entertainment Co., Ltd.                                      12,000     21,085             0.0%
                  Holtek Semiconductor, Inc.                                           63,000    116,864             0.0%
                  Holy Stone Enterprise Co., Ltd.                                      69,878     96,296             0.0%
                  Hon Hai Precision Industry Co., Ltd.                              1,170,472  3,831,144             0.2%
                  Hon Hai Precision Industry Co., Ltd. GDR                             48,989    326,387             0.0%
                  Hong Pu Real Estate Development Co., Ltd.                           116,695     94,733             0.0%
                  Hong YI Fiber Industry Co.                                           43,000     31,980             0.0%
*                 Horizon Securities Co., Ltd.                                        142,000     32,426             0.0%
#                 Hota Industrial Manufacturing Co., Ltd.                              35,047    154,350             0.0%
                  Hotai Motor Co., Ltd.                                                28,000    322,692             0.0%
                  Hsin Kuang Steel Co., Ltd.                                           73,000     55,104             0.0%
                  Hsin Yung Chien Co., Ltd.                                             8,800     21,011             0.0%
#*                HTC Corp.                                                           180,522    433,170             0.0%
                  Hu Lane Associate, Inc.                                              27,431    134,087             0.0%
                  Hua Nan Financial Holdings Co., Ltd.                                941,452    527,181             0.0%
                  Huaku Development Co., Ltd.                                         118,540    271,849             0.0%
                  Huang Hsiang Construction Corp.                                      49,000     71,234             0.0%
                  Hung Sheng Construction, Ltd.                                       165,500    105,818             0.0%
                  Hwa Fong Rubber Co., Ltd.                                            97,304     34,502             0.0%
*                 I-Chiun Precision Industry Co., Ltd.                                 61,000     18,573             0.0%
                  I-Sheng Electric Wire & Cable Co., Ltd.                              40,000     65,224             0.0%
#                 Ibase Technology, Inc.                                               56,202    110,944             0.0%
*                 Ichia Technologies, Inc.                                            139,000     95,472             0.0%
                  Ideal Bike Corp.                                                     53,000     19,669             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
TAIWAN -- (Continued)
                  IEI Integration Corp.                                                60,000 $ 91,105             0.0%
                  Innodisk Corp.                                                       20,000   68,537             0.0%
                  Innolux Corp.                                                     1,969,685  919,333             0.1%
                  Inpaq Technology Co., Ltd.                                           27,000   17,864             0.0%
#                 Integrated Service Technology, Inc.                                  34,596  112,869             0.0%
                  IntelliEPI, Inc.                                                      5,000   13,307             0.0%
#                 International Games System Co., Ltd.                                 12,000   76,931             0.0%
#                 Inventec Corp.                                                      643,945  478,836             0.0%
                  Iron Force Industrial Co., Ltd.                                       6,000   32,365             0.0%
                  ITEQ Corp.                                                           79,835  119,656             0.0%
                  Jarllytec Co., Ltd.                                                  15,000   26,998             0.0%
                  Jentech Precision Industrial Co., Ltd.                               23,000   53,330             0.0%
                  Jess-Link Products Co., Ltd.                                         60,000   60,490             0.0%
                  Jih Sun Financial Holdings Co., Ltd.                                593,317  140,227             0.0%
                  Johnson Health Tech Co., Ltd.                                        17,959   24,995             0.0%
                  K Laser Technology, Inc.                                             77,000   40,567             0.0%
                  Kaori Heat Treatment Co., Ltd.                                       36,147   58,173             0.0%
                  Kaulin Manufacturing Co., Ltd.                                       16,000    9,546             0.0%
                  KD Holding Corp.                                                      7,000   40,246             0.0%
                  KEE TAI Properties Co., Ltd.                                        186,790   68,672             0.0%
                  Kenda Rubber Industrial Co., Ltd.                                   162,825  262,153             0.0%
                  Kenmec Mechanical Engineering Co., Ltd.                              68,000   22,765             0.0%
                  Kerry TJ Logistics Co., Ltd.                                         61,000   84,174             0.0%
#                 Kindom Construction Corp.                                           215,000  135,591             0.0%
                  King Slide Works Co., Ltd.                                            9,000  138,523             0.0%
                  King Yuan Electronics Co., Ltd.                                     479,545  432,899             0.0%
                  King's Town Bank Co., Ltd.                                          302,000  290,147             0.0%
                  Kingcan Holdings, Ltd.                                               16,000   16,797             0.0%
                  Kingpak Technology, Inc.                                             10,000   56,880             0.0%
                  Kinik Co.                                                            44,000  102,443             0.0%
#*                Kinko Optical Co., Ltd.                                              62,000   71,559             0.0%
                  Kinpo Electronics                                                   563,000  210,661             0.0%
                  Kinsus Interconnect Technology Corp.                                106,000  275,525             0.0%
                  KMC Kuei Meng International, Inc.                                    10,316   49,917             0.0%
                  KS Terminals, Inc.                                                   47,162   72,507             0.0%
                  Kung Long Batteries Industrial Co., Ltd.                             26,000  132,210             0.0%
*                 Kung Sing Engineering Corp.                                         121,000   51,928             0.0%
#                 Kuo Toong International Co., Ltd.                                    90,103   60,876             0.0%
                  Kuoyang Construction Co., Ltd.                                      147,387   67,383             0.0%
                  Kwong Fong Industries Corp.                                          54,350   50,427             0.0%
                  Kwong Lung Enterprise Co., Ltd.                                      19,000   28,336             0.0%
                  KYE Systems Corp.                                                    72,910   22,040             0.0%
#                 L&K Engineering Co., Ltd.                                            74,000   84,593             0.0%
                  LAN FA Textile                                                       88,922   23,043             0.0%
                  Lanner Electronics, Inc.                                             44,294   68,326             0.0%
                  Largan Precision Co., Ltd.                                            5,000  830,347             0.1%
                  LCY Chemical Corp.                                                  117,286  168,588             0.0%
                  Leader Electronics, Inc.                                             40,000   14,048             0.0%
                  Lealea Enterprise Co., Ltd.                                         259,933   71,838             0.0%
                  LEE CHI Enterprises Co., Ltd.                                        96,000   34,514             0.0%
                  Lelon Electronics Corp.                                              29,750   40,969             0.0%
                  Lemtech Holdings Co., Ltd.                                            6,000   25,336             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
TAIWAN -- (Continued)
                  Leofoo Development Co., Ltd.                                         72,917 $   19,785             0.0%
*                 LES Enphants Co., Ltd.                                               81,000     29,534             0.0%
                  Lextar Electronics Corp.                                            245,500    169,609             0.0%
#                 Li Cheng Enterprise Co., Ltd.                                        14,000     36,972             0.0%
*                 Li Peng Enterprise Co., Ltd.                                        295,366     78,854             0.0%
                  Lian HWA Food Corp.                                                   8,746     10,228             0.0%
                  Lien Hwa Industrial Corp.                                           257,624    233,532             0.0%
                  Lingsen Precision Industries, Ltd.                                  142,000     67,236             0.0%
                  Lite-On Semiconductor Corp.                                          96,448     95,042             0.0%
                  Lite-On Technology Corp.                                            590,164  1,029,455             0.1%
                  Long Bon International Co., Ltd.                                    155,000     85,013             0.0%
#                 Long Chen Paper Co., Ltd.                                           234,513    211,227             0.0%
                  Longwell Co.                                                         41,000     43,546             0.0%
                  Lotes Co., Ltd.                                                      22,000     84,889             0.0%
                  Lu Hai Holding Corp.                                                  6,000     11,172             0.0%
                  Lumax International Corp., Ltd.                                      26,705     45,714             0.0%
                  Lung Yen Life Service Corp.                                          31,000     58,847             0.0%
#                 LuxNet Corp.                                                         24,000     27,396             0.0%
                  Macauto Industrial Co., Ltd.                                          8,000     46,823             0.0%
                  Machvision, Inc.                                                      5,000     14,043             0.0%
                  Macroblock, Inc.                                                      4,000      9,545             0.0%
*                 Macronix International                                            1,137,909    506,886             0.0%
                  Mag Layers Scientific-Technics Co., Ltd.                             24,000     58,210             0.0%
                  Makalot Industrial Co., Ltd.                                         71,630    301,528             0.0%
                  Marketech International Corp.                                        45,000     61,306             0.0%
                  Masterlink Securities Corp.                                         423,802    118,530             0.0%
                  Materials Analysis Technology, Inc.                                  17,934     61,761             0.0%
*                 Mayer Steel Pipe Corp.                                               29,700     13,179             0.0%
#                 MediaTek, Inc.                                                       79,048    568,206             0.1%
                  Mega Financial Holding Co., Ltd.                                  1,327,365  1,065,605             0.1%
                  Mercuries & Associates Holding, Ltd.                                113,738     90,845             0.0%
*                 Mercuries Life Insurance Co., Ltd.                                  273,270    139,937             0.0%
                  Merida Industry Co., Ltd.                                            36,790    197,431             0.0%
#                 Merry Electronics Co., Ltd.                                          63,734    377,269             0.0%
                  Micro-Star International Co., Ltd.                                  263,394    527,563             0.0%
*                 Microbio Co., Ltd.                                                   89,881     64,913             0.0%
*                 Microelectronics Technology, Inc.                                    45,728     45,926             0.0%
                  Microlife Corp.                                                      17,000     38,927             0.0%
                  MIN AIK Technology Co., Ltd.                                         80,000     82,240             0.0%
#                 Mirle Automation Corp.                                               48,830     65,289             0.0%
                  Mobiletron Electronics Co., Ltd.                                     32,600     44,048             0.0%
#*                Motech Industries, Inc.                                             144,000    127,125             0.0%
                  MPI Corp.                                                            21,000     75,126             0.0%
                  Nak Sealing Technologies Corp.                                       18,000     49,042             0.0%
                  Namchow Chemical Industrial Co., Ltd.                                74,000    149,521             0.0%
#                 Nan Kang Rubber Tire Co., Ltd.                                      118,183    112,805             0.0%
                  Nan Liu Enterprise Co., Ltd.                                          7,000     34,779             0.0%
                  Nan Ren Lake Leisure Amusement Co., Ltd.                             50,000     13,335             0.0%
                  Nan Ya Plastics Corp.                                               148,187    356,943             0.0%
                  Nan Ya Printed Circuit Board Corp.                                   91,214     79,916             0.0%
                  Nang Kuang Pharmaceutical co., Ltd.                                  16,000     21,240             0.0%
                  Nantex Industry Co., Ltd.                                            94,687     73,270             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
TAIWAN -- (Continued)
                  Nanya Technology Corp.                                             86,110 $  137,200             0.0%
                  National Petroleum Co., Ltd.                                       67,000     88,475             0.0%
#*                Neo Solar Power Corp.                                             346,548    161,314             0.0%
*                 Newmax Technology Co., Ltd.                                        12,523     19,230             0.0%
                  Nexcom International Co., Ltd.                                     20,000     19,872             0.0%
                  Nichidenbo Corp.                                                   24,696     22,511             0.0%
                  Nien Hsing Textile Co., Ltd.                                       96,271     85,148             0.0%
                  Nien Made Enterprise Co., Ltd.                                     11,000    111,266             0.0%
                  Novatek Microelectronics Corp.                                    113,000    434,241             0.0%
                  Nuvoton Technology Corp.                                           34,000     48,149             0.0%
*                 Ocean Plastics Co., Ltd.                                           29,000     23,651             0.0%
                  On-Bright Electronics, Inc.                                         8,000     50,331             0.0%
                  OptoTech Corp.                                                    226,000    132,968             0.0%
                  Orient Europharma Co., Ltd.                                         9,000     21,341             0.0%
*                 Orient Semiconductor Electronics, Ltd.                            226,000     73,560             0.0%
#                 Oriental Union Chemical Corp.                                     212,992    158,735             0.0%
                  P-Duke Technology Co., Ltd.                                        17,000     36,149             0.0%
#                 Pacific Hospital Supply Co., Ltd.                                  24,000     61,927             0.0%
                  Paiho Shih Holdings Corp.                                          36,300     44,676             0.0%
                  Pan Jit International, Inc.                                       158,940     90,774             0.0%
                  Parade Technologies, Ltd.                                          19,000    222,893             0.0%
                  Paragon Technologies Co., Ltd.                                     20,423     13,987             0.0%
#                 PChome Online, Inc.                                                14,545    124,225             0.0%
                  PCL Technologies, Inc.                                              9,000     25,671             0.0%
                  Pegatron Corp.                                                    408,261  1,202,361             0.1%
                  Pharmally International Holding Co., Ltd.                           2,000     31,505             0.0%
*                 Phihong Technology Co., Ltd.                                      148,272     71,146             0.0%
                  Phison Electronics Corp.                                           25,000    235,335             0.0%
                  Phoenix Tours International, Inc.                                   7,350      8,767             0.0%
                  Pixart Imaging, Inc.                                                7,000     18,315             0.0%
                  Polytronics Technology Corp.                                       23,000     46,872             0.0%
                  Portwell, Inc.                                                     35,000     44,963             0.0%
                  Posiflex Technology, Inc.                                           8,529     46,478             0.0%
                  Pou Chen Corp.                                                    320,528    448,757             0.0%
#                 Power Quotient International Co., Ltd.                             99,000     39,128             0.0%
                  Powertech Technology, Inc.                                        208,900    655,366             0.1%
                  Poya International Co., Ltd.                                        9,343    127,642             0.0%
                  President Chain Store Corp.                                        25,768    224,243             0.0%
                  President Securities Corp.                                        360,578    160,648             0.0%
                  Primax Electronics, Ltd.                                          127,000    211,677             0.0%
*                 Prime Electronics & Satellitics, Inc.                              29,400      9,134             0.0%
                  Prince Housing & Development Corp.                                469,000    185,760             0.0%
                  Promate Electronic Co., Ltd.                                       59,000     62,375             0.0%
                  Promise Technology, Inc.                                           34,874     16,179             0.0%
                  Qisda Corp.                                                       715,875    455,480             0.0%
                  Qualipoly Chemical Corp.                                           41,474     46,593             0.0%
                  Quang Viet Enterprise Co., Ltd.                                     4,000     21,921             0.0%
                  Quanta Computer, Inc.                                             285,007    590,438             0.1%
*                 Quintain Steel Co., Ltd.                                           62,050     19,621             0.0%
#                 Radiant Opto-Electronics Corp.                                    166,782    347,673             0.0%
*                 Radium Life Tech Co., Ltd.                                        285,030    134,114             0.0%
                  Ralec Electronic Corp.                                             19,000     37,639             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
TAIWAN -- (Continued)
                  Realtek Semiconductor Corp.                                          96,098 $324,980             0.0%
                  Rechi Precision Co., Ltd.                                           117,185  126,945             0.0%
                  Rich Development Co., Ltd.                                          222,814   68,563             0.0%
#*                Ritek Corp.                                                         774,055  131,269             0.0%
*                 Rotam Global Agrosciences, Ltd.                                      21,319   23,212             0.0%
*                 Ruentex Development Co., Ltd.                                       187,585  228,910             0.0%
                  Ruentex Engineering & Construction Co.                               13,000   18,914             0.0%
                  Ruentex Industries, Ltd.                                             90,501  145,505             0.0%
                  Run Long Construction Co., Ltd.                                      49,204   78,826             0.0%
#                 Sagittarius Life Science Corp.                                       12,000   40,516             0.0%
                  Sampo Corp.                                                         174,000  106,710             0.0%
                  San Fang Chemical Industry Co., Ltd.                                 60,648   75,065             0.0%
                  San Far Property, Ltd.                                               44,745   17,552             0.0%
                  San Shing Fastech Corp.                                              26,565   47,377             0.0%
                  Sanyang Motor Co., Ltd.                                             227,900  162,031             0.0%
                  SCI Pharmtech, Inc.                                                   9,450   22,930             0.0%
                  Scientech Corp.                                                       8,000   14,290             0.0%
                  SDI Corp.                                                            35,000   57,131             0.0%
                  Senao International Co., Ltd.                                        39,000   68,365             0.0%
                  Senao Networks, Inc.                                                  9,000   42,008             0.0%
#                 Sercomm Corp.                                                        78,000  196,566             0.0%
                  Sesoda Corp.                                                         68,972   66,011             0.0%
                  Sheng Yu Steel Co., Ltd.                                             61,000   68,626             0.0%
                  ShenMao Technology, Inc.                                             44,922   46,454             0.0%
                  Shih Her Technologies, Inc.                                          21,000   20,722             0.0%
*                 Shih Wei Navigation Co., Ltd.                                        87,254   28,891             0.0%
*                 Shihlin Paper Corp.                                                  16,000   17,655             0.0%
#*                Shin Kong Financial Holding Co., Ltd.                             2,230,176  594,359             0.1%
#                 Shin Zu Shing Co., Ltd.                                              53,549  148,406             0.0%
                  Shinih Enterprise Co., Ltd.                                          24,000   16,293             0.0%
*                 Shining Building Business Co., Ltd.                                 120,062   42,176             0.0%
                  Shinkong Insurance Co., Ltd.                                         75,000   63,087             0.0%
                  Shinkong Synthetic Fibers Corp.                                     499,799  149,983             0.0%
                  Shinkong Textile Co., Ltd.                                           59,000   83,149             0.0%
                  Shiny Chemical Industrial Co., Ltd.                                  13,000   27,774             0.0%
#                 ShunSin Technology Holding, Ltd.                                     17,000   58,526             0.0%
#*                Shuttle, Inc.                                                       166,000   46,563             0.0%
                  Sigurd Microelectronics Corp.                                       156,000  138,480             0.0%
                  Silergy Corp.                                                         5,000   90,415             0.0%
                  Siliconware Precision Industries Co., Ltd.                           98,033  158,866             0.0%
                  Simplo Technology Co., Ltd.                                          84,000  280,972             0.0%
#                 Sinbon Electronics Co., Ltd.                                         75,616  186,586             0.0%
                  Sincere Navigation Corp.                                            129,125   89,697             0.0%
                  Sinher Technology, Inc.                                              24,000   42,862             0.0%
                  Sinmag Equipment Corp.                                                8,649   39,796             0.0%
#                 Sino-American Silicon Products, Inc.                                224,000  324,950             0.0%
                  Sinon Corp.                                                         145,000   75,427             0.0%
                  SinoPac Financial Holdings Co., Ltd.                              2,105,417  643,304             0.1%
                  Sinphar Pharmaceutical Co., Ltd.                                     34,977   26,713             0.0%
                  Sinyi Realty, Inc.                                                   34,262   39,379             0.0%
                  Sirtec International Co., Ltd.                                       76,000  116,137             0.0%
                  Sitronix Technology Corp.                                            50,000  150,069             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
TAIWAN -- (Continued)
                  Siward Crystal Technology Co., Ltd.                                  48,000 $ 33,230             0.0%
*                 Solar Applied Materials Technology Co.                              103,000   38,431             0.0%
*                 Solartech Energy Corp.                                              166,296   70,827             0.0%
                  Solteam Electronics Co., Ltd.                                        11,000   15,054             0.0%
                  Sonix Technology Co., Ltd.                                           63,000   74,099             0.0%
                  Southeast Cement Co., Ltd.                                           33,000   17,707             0.0%
                  Sporton International, Inc.                                          15,855   93,784             0.0%
                  St Shine Optical Co., Ltd.                                            9,000  174,210             0.0%
                  Standard Chemical & Pharmaceutical Co., Ltd.                         20,330   22,091             0.0%
                  Standard Foods Corp.                                                 45,196  111,533             0.0%
                  Stark Technology, Inc.                                               41,000   42,246             0.0%
                  Sunny Friend Environmental Technology Co., Ltd.                      15,000   72,543             0.0%
                  Sunonwealth Electric Machine Industry Co., Ltd.                      86,000   93,728             0.0%
                  Sunrex Technology Corp.                                              57,993   36,386             0.0%
                  Sunspring Metal Corp.                                                47,000   70,068             0.0%
#                 Supreme Electronics Co., Ltd.                                       168,305  132,994             0.0%
                  Swancor Holding Co., Ltd.                                            31,000   69,160             0.0%
                  Sweeten Real Estate Development Co., Ltd.                            27,052   12,648             0.0%
                  Syncmold Enterprise Corp.                                            43,000   95,318             0.0%
                  Synnex Technology International Corp.                               284,810  308,604             0.0%
                  Sysage Technology Co., Ltd.                                          13,860   13,521             0.0%
*                 Sysgration                                                           41,000   12,290             0.0%
                  Systex Corp.                                                         76,000  152,624             0.0%
                  T-Mac Techvest PCB Co., Ltd.                                         42,000   18,150             0.0%
#                 TA Chen Stainless Pipe                                              205,678  113,004             0.0%
                  Ta Chong Securities Co., Ltd.                                       108,000   39,364             0.0%
*                 Ta Ya Electric Wire & Cable                                         250,000   51,722             0.0%
                  Ta Yih Industrial Co., Ltd.                                          16,000   42,653             0.0%
                  TA-I Technology Co., Ltd.                                            54,752   40,968             0.0%
                  Tah Hsin Industrial Corp.                                             9,900    8,461             0.0%
*                 Tai Tung Communication Co., Ltd.                                     38,000   30,061             0.0%
                  Taichung Commercial Bank Co., Ltd.                                  841,355  273,183             0.0%
#                 TaiDoc Technology Corp.                                              16,499   55,457             0.0%
                  Taiflex Scientific Co., Ltd.                                         83,640  102,746             0.0%
*                 TaiMed Biologics, Inc.                                                2,000   12,022             0.0%
                  Taimide Tech, Inc.                                                   22,050   36,188             0.0%
                  Tainan Enterprises Co., Ltd.                                         37,000   32,667             0.0%
                  Tainan Spinning Co., Ltd.                                           459,171  211,626             0.0%
                  Tainergy Tech Co., Ltd.                                              85,000   36,185             0.0%
                  Taishin Financial Holding Co., Ltd.                               1,067,045  439,966             0.0%
*                 Taisun Enterprise Co., Ltd.                                          47,741   23,568             0.0%
*                 Taita Chemical Co., Ltd.                                            107,424   34,063             0.0%
                  Taiwan Acceptance Corp.                                              48,000  140,769             0.0%
                  Taiwan Business Bank                                              1,275,526  352,469             0.0%
                  Taiwan Cement Corp.                                                 508,137  591,023             0.1%
                  Taiwan Chinsan Electronic Industrial Co., Ltd.                       35,000   63,795             0.0%
                  Taiwan Cogeneration Corp.                                           132,993  101,822             0.0%
                  Taiwan Cooperative Financial Holding Co., Ltd.                      941,358  478,851             0.0%
                  Taiwan FamilyMart Co., Ltd.                                           2,000   13,605             0.0%
                  Taiwan Fertilizer Co., Ltd.                                         234,000  316,333             0.0%
                  Taiwan Fire & Marine Insurance Co., Ltd.                             50,040   31,413             0.0%
                  Taiwan FU Hsing Industrial Co., Ltd.                                 64,000   89,761             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
TAIWAN -- (Continued)
*                 Taiwan Glass Industry Corp.                                       349,672 $  178,559             0.0%
                  Taiwan High Speed Rail Corp.                                       38,000     29,413             0.0%
                  Taiwan Hon Chuan Enterprise Co., Ltd.                             104,421    216,151             0.0%
                  Taiwan Hopax Chemicals Manufacturing Co., Ltd.                     85,000     49,855             0.0%
#                 Taiwan Land Development Corp.                                     270,640    101,324             0.0%
                  Taiwan Line Tek Electronic                                         11,337      8,324             0.0%
                  Taiwan Mobile Co., Ltd.                                            39,800    146,949             0.0%
                  Taiwan Navigation Co., Ltd.                                        34,000     14,242             0.0%
                  Taiwan Paiho, Ltd.                                                 80,892    269,139             0.0%
                  Taiwan PCB Techvest Co., Ltd.                                     140,800    150,557             0.0%
*                 Taiwan Prosperity Chemical Corp.                                   40,000     29,321             0.0%
*                 Taiwan Pulp & Paper Corp.                                         141,280     60,864             0.0%
                  Taiwan Sakura Corp.                                                46,512     54,050             0.0%
                  Taiwan Sanyo Electric Co., Ltd.                                    12,750     10,624             0.0%
                  Taiwan Secom Co., Ltd.                                             22,330     65,203             0.0%
                  Taiwan Semiconductor Co., Ltd.                                    108,000    142,368             0.0%
                  Taiwan Semiconductor Manufacturing Co., Ltd.                      454,465  2,927,616             0.1%
                  Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR        116,749  3,860,889             0.2%
                  Taiwan Shin Kong Security Co., Ltd.                                63,630     84,146             0.0%
#                 Taiwan Styrene Monomer                                            203,833    156,262             0.0%
                  Taiwan Surface Mounting Technology Corp.                          125,867    111,702             0.0%
#                 Taiwan TEA Corp.                                                  287,704    155,876             0.0%
#                 Taiwan Union Technology Corp.                                      86,000    154,609             0.0%
                  Taiyen Biotech Co., Ltd.                                           48,000     48,569             0.0%
#*                Tatung Co., Ltd.                                                  895,452    327,284             0.0%
                  TCI Co., Ltd.                                                       9,000     52,169             0.0%
                  Te Chang Construction Co., Ltd.                                    27,720     20,310             0.0%
                  Teco Electric and Machinery Co., Ltd.                             469,000    464,467             0.0%
                  Test Research, Inc.                                                66,532     88,530             0.0%
                  Test Rite International Co., Ltd.                                 119,389     78,749             0.0%
*                 Tex-Ray Industrial Co., Ltd.                                       59,000     20,125             0.0%
                  Thinking Electronic Industrial Co., Ltd.                           15,000     32,455             0.0%
                  Thye Ming Industrial Co., Ltd.                                     45,850     57,623             0.0%
                  Ton Yi Industrial Corp.                                           291,200    140,872             0.0%
#                 Tong Hsing Electronic Industries, Ltd.                             38,000    161,118             0.0%
                  Tong Yang Industry Co., Ltd.                                      171,041    290,239             0.0%
                  Tong-Tai Machine & Tool Co., Ltd.                                  76,160     54,278             0.0%
#                 TOPBI International Holdings, Ltd.                                 20,178     66,818             0.0%
                  Topco Scientific Co., Ltd.                                         45,480    148,790             0.0%
                  Topkey Corp.                                                        6,000     21,681             0.0%
                  Topoint Technology Co., Ltd.                                       74,494     65,999             0.0%
                  Toung Loong Textile Manufacturing                                  34,000     88,802             0.0%
*                 TPK Holding Co., Ltd.                                             124,000    442,997             0.0%
#                 Transcend Information, Inc.                                        45,483    155,234             0.0%
                  Tripod Technology Corp.                                           193,970    548,178             0.1%
#                 TrueLight Corp.                                                    30,800     46,969             0.0%
                  Tsang Yow Industrial Co., Ltd.                                     31,000     36,288             0.0%
                  Tsann Kuen Enterprise Co., Ltd.                                    12,913     12,756             0.0%
                  TSC Auto ID Technology Co., Ltd.                                    3,300     24,260             0.0%
*                 TSEC Corp.                                                         68,000     25,460             0.0%
                  TSRC Corp.                                                        182,717    209,094             0.0%
                  Ttet Union Corp.                                                   10,000     30,762             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
TAIWAN -- (Continued)
                  TTY Biopharm Co., Ltd.                                               38,267 $  130,480             0.0%
                  Tung Ho Steel Enterprise Corp.                                      279,254    225,340             0.0%
#                 Tung Thih Electronic Co., Ltd.                                       20,492    140,404             0.0%
                  TURVO International Co., Ltd.                                        16,776     59,202             0.0%
                  TXC Corp.                                                           118,411    174,529             0.0%
                  TYC Brother Industrial Co., Ltd.                                     86,000     88,589             0.0%
*                 Tycoons Group Enterprise                                            127,354     22,431             0.0%
                  Tyntek Corp.                                                        103,167     48,031             0.0%
                  U-Ming Marine Transport Corp.                                       151,000    152,714             0.0%
                  UDE Corp.                                                            18,000     23,626             0.0%
#                 Ultra Chip, Inc.                                                     58,000     63,356             0.0%
                  Uni-President Enterprises Corp.                                     395,948    730,917             0.1%
                  Unimicron Technology Corp.                                          558,356    343,825             0.0%
                  Union Bank Of Taiwan                                                350,103    105,693             0.0%
                  Union Insurance Co., Ltd.                                             5,324      2,455             0.0%
                  Unitech Printed Circuit Board Corp.                                 219,629     82,663             0.0%
#                 United Microelectronics Corp.                                     3,096,453  1,237,780             0.1%
#                 United Orthopedic Corp.                                              23,000     51,670             0.0%
*                 United Radiant Technology                                            61,000     49,109             0.0%
                  Unity Opto Technology Co., Ltd.                                     115,929     50,119             0.0%
                  Universal Cement Corp.                                              145,408    125,629             0.0%
                  Universal Microwave Technology, Inc.                                  7,000     18,009             0.0%
*                 Unizyx Holding Corp.                                                133,000     69,824             0.0%
#                 UPC Technology Corp.                                                319,472    136,988             0.0%
*                 Userjoy Technology Co., Ltd.                                          5,000     15,226             0.0%
                  USI Corp.                                                           357,518    179,374             0.0%
#                 Usun Technology Co., Ltd.                                            22,000     39,546             0.0%
                  Utechzone Co., Ltd.                                                   9,000     15,578             0.0%
#                 Vanguard International Semiconductor Corp.                          129,000    246,026             0.0%
                  Viking Tech Corp.                                                    27,000     18,027             0.0%
#                 Visual Photonics Epitaxy Co., Ltd.                                   89,475    168,383             0.0%
                  Vivotek, Inc.                                                        21,697     63,763             0.0%
                  Voltronic Power Technology Corp.                                      2,100     29,973             0.0%
*                 Wafer Works Corp.                                                   185,958    116,383             0.0%
*                 Waffer Technology Co., Ltd.                                          16,000     11,420             0.0%
                  Wah Hong Industrial Corp.                                             3,423      2,241             0.0%
                  Wah Lee Industrial Corp.                                             62,000    101,877             0.0%
                  Walsin Lihwa Corp.                                                1,305,000    584,930             0.1%
                  Walton Advanced Engineering, Inc.                                   118,385     56,214             0.0%
                  Wan Hai Lines, Ltd.                                                 271,557    150,439             0.0%
*                 Wei Chuan Foods Corp.                                                93,000     56,991             0.0%
                  Wei Mon Industry Co., Ltd.                                           51,912        290             0.0%
                  Weikeng Industrial Co., Ltd.                                         95,448     54,714             0.0%
                  Well Shin Technology Co., Ltd.                                       44,000     76,815             0.0%
#                 Win Semiconductors Corp.                                            102,868    458,126             0.0%
#                 Winbond Electronics Corp.                                         1,176,000    663,867             0.1%
                  Wintek Corp.                                                        312,087      3,549             0.0%
                  Wisdom Marine Lines Co., Ltd.                                       115,927    124,892             0.0%
                  Wistron Corp.                                                       731,078    690,207             0.1%
#                 Wistron NeWeb Corp.                                                  94,555    271,238             0.0%
                  Wowprime Corp.                                                       25,000    126,341             0.0%
                  WPG Holdings, Ltd.                                                  398,301    504,905             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
TAIWAN -- (Continued)
                  WT Microelectronics Co., Ltd.                                       182,344 $    261,597             0.0%
                  WUS Printed Circuit Co., Ltd.                                       118,000       71,496             0.0%
                  XAC Automation Corp.                                                 52,000      121,395             0.0%
#                 XinTec, Inc.                                                         40,000       59,866             0.0%
                  XPEC Entertainment, Inc.                                              5,612        1,841             0.0%
                  Xxentria Technology Materials Corp.                                  48,306      113,370             0.0%
                  Yageo Corp.                                                         154,395      544,950             0.1%
*                 Yang Ming Marine Transport Corp.                                    624,558      127,309             0.0%
                  YC Co., Ltd.                                                        116,277       51,040             0.0%
                  YC INOX Co., Ltd.                                                   112,200       91,530             0.0%
                  Yeong Guan Energy Technology Group Co., Ltd.                         30,432       92,181             0.0%
                  YFC-Boneagle Electric Co., Ltd.                                      32,000       52,201             0.0%
                  YFY, Inc.                                                           528,000      187,131             0.0%
                  Yi Jinn Industrial Co., Ltd.                                         65,700       22,535             0.0%
*                 Yieh Phui Enterprise Co., Ltd.                                      395,110      161,579             0.0%
                  Yonyu Plastics Co., Ltd.                                             36,400       40,439             0.0%
                  Young Optics, Inc.                                                   28,000       35,827             0.0%
                  Youngtek Electronics Corp.                                           51,120       76,350             0.0%
                  Yuanta Financial Holding Co., Ltd.                                1,410,991      603,294             0.1%
                  Yulon Motor Co., Ltd.                                               249,223      225,471             0.0%
                  Yung Chi Paint & Varnish Manufacturing Co., Ltd.                     32,000       86,976             0.0%
                  Yungshin Construction & Development Co., Ltd.                        24,000       22,508             0.0%
                  YungShin Global Holding Corp.                                        40,950       60,745             0.0%
                  Yungtay Engineering Co., Ltd.                                       126,000      208,675             0.0%
#                 Zeng Hsing Industrial Co., Ltd.                                      21,423      107,526             0.0%
                  Zenitron Corp.                                                       87,000       53,341             0.0%
                  Zhen Ding Technology Holding, Ltd.                                  135,650      317,197             0.0%
                  Zig Sheng Industrial Co., Ltd.                                      200,543       61,802             0.0%
#                 Zinwell Corp.                                                        77,000       82,223             0.0%
                  Zippy Technology Corp.                                               39,000       49,651             0.0%
                  ZongTai Real Estate Development Co., Ltd.                            60,753       40,641             0.0%
                                                                                              ------------ ---------------
TOTAL TAIWAN                                                                                   108,860,670             3.8%
                                                                                              ------------ ---------------
THAILAND -- (0.6%)
                  Advanced Info Service PCL                                            25,300      127,999             0.0%
                  Advanced Information Technology PCL Class F                          27,600       20,945             0.0%
                  Airports of Thailand PCL                                            211,000      245,526             0.0%
                  AJ Plast PCL                                                         42,900       17,736             0.0%
                  Amata Corp. PCL                                                     229,600      114,169             0.0%
                  Ananda Development PCL                                              520,700       74,364             0.0%
                  AP Thailand PCL                                                     542,404      124,664             0.0%
                  Asia Aviation PCL                                                   627,800      112,529             0.0%
                  Asia Plus Group Holdings PCL                                        247,700       25,064             0.0%
                  Asia Sermkij Leasing PCL                                             24,500       14,803             0.0%
                  Asian Insulators PCL                                                416,640        3,229             0.0%
                  Bangchak Corp. PCL                                                  173,300      160,324             0.0%
                  Bangkok Aviation Fuel Services PCL                                  105,350      121,066             0.0%
                  Bangkok Bank PCL                                                     26,400      142,723             0.0%
                  Bangkok Chain Hospital PCL                                          245,675       93,043             0.0%
                  Bangkok Dusit Medical Services PCL Class F                          297,700      174,713             0.0%
                  Bangkok Expressway & Metro PCL                                      969,402      201,784             0.0%
                  Bangkok Land PCL                                                  3,640,700      196,823             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
THAILAND -- (Continued)
                  Bangkok Life Assurance PCL                                           78,400 $109,361             0.0%
                  Bangkok Ranch PCL                                                    83,500   15,329             0.0%
                  Banpu PCL(6368348)                                                  204,750  113,651             0.0%
                  Banpu PCL(BJFHBT4)                                                  160,500   89,089             0.0%
                  Beauty Community PCL                                                119,700   34,086             0.0%
                  BEC World PCL                                                       232,700  125,802             0.0%
                  Berli Jucker PCL                                                    230,000  289,245             0.0%
                  Big Camera Corp. PCL                                                297,600   42,158             0.0%
                  BJC Heavy Industries PCL Class F                                    114,800   15,532             0.0%
                  BTS Group Holdings PCL                                              174,100   42,783             0.0%
                  Bumrungrad Hospital PCL                                              20,000  101,474             0.0%
                  Buriram Sugar PCL Class F                                            29,500   12,537             0.0%
                  Cal-Comp Electronics Thailand PCL Class F                           604,518   49,634             0.0%
                  Carabao Group PCL Class F                                            35,800   68,050             0.0%
                  Central Pattana PCL                                                 136,400  236,600             0.0%
                  Central Plaza Hotel PCL                                             177,700  178,522             0.0%
                  CH Karnchang PCL                                                     53,300   41,990             0.0%
                  Charoen Pokphand Foods PCL                                          472,100  365,096             0.1%
                  Christiani & Nielsen Thai Class F                                    85,000   10,714             0.0%
                  Chularat Hospital PCL Class F                                       686,800   47,256             0.0%
                  CK Power PCL                                                        411,300   36,861             0.0%
*                 Country Group Development PCL                                       645,200   18,466             0.0%
                  Country Group Holdings PCL Class F                                  125,800    5,419             0.0%
                  CP ALL PCL                                                           78,500  138,436             0.0%
*                 Crown Tech Advance PCL Class F                                      749,800   33,166             0.0%
                  Delta Electronics Thailand PCL                                       70,200  186,713             0.0%
                  Dhipaya Insurance PCL                                                49,900   65,278             0.0%
                  Diamond Building Products PCL                                         8,300    1,440             0.0%
                  Dynasty Ceramic PCL                                                 508,800   59,720             0.0%
                  Eastern Polymer Group PCL Class F                                   155,800   60,807             0.0%
                  Eastern Printing PCL                                                196,000   37,681             0.0%
                  Eastern Water Resources Development and Management PCL Class F      230,000   77,797             0.0%
                  Electricity Generating PCL                                           22,300  141,833             0.0%
                  Energy Absolute PCL                                                 142,800  111,466             0.0%
                  Energy Earth PCL                                                    301,400   37,817             0.0%
                  Erawan Group PCL (The)                                              556,600   77,560             0.0%
*                 Esso Thailand PCL                                                   531,600  179,813             0.0%
                  Forth Corp. PCL                                                      94,800   19,048             0.0%
                  GFPT PCL                                                            173,500   91,791             0.0%
                  Global Power Synergy Co., Ltd. Class F                               66,600   66,427             0.0%
                  Glow Energy PCL                                                      68,800  163,099             0.0%
                  Golden Land Property Development PCL                                 70,800   14,430             0.0%
                  Grand Canal Land PCL                                                102,200    7,327             0.0%
                  Group Lease PCL                                                      13,500    8,703             0.0%
                  Hana Microelectronics PCL                                           108,900  133,803             0.0%
                  Home Product Center PCL                                             427,857  119,983             0.0%
                  Ichitan Group PCL                                                    66,800   19,022             0.0%
                  Indorama Ventures PCL                                               343,300  364,738             0.1%
                  Inter Far East Energy Corp. Class F                                 371,200   33,267             0.0%
                  Intouch Holdings PCL                                                 37,900   58,620             0.0%
                  IRPC PCL                                                          2,006,200  324,797             0.1%
                  Italian-Thai Development PCL                                        894,554  116,377             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
THAILAND -- (Continued)
                  Jasmine International PCL                                           182,400 $   45,350             0.0%
                  Jaymart PCL                                                         176,866     68,517             0.0%
                  Kang Yong Electric PCL                                                1,400     21,937             0.0%
                  Kasikornbank PCL(6364766)                                            76,200    407,546             0.1%
                  Kasikornbank PCL(6888794)                                            26,900    143,871             0.0%
                  KCE Electronics PCL                                                  68,400    210,598             0.0%
                  KGI Securities Thailand PCL                                         355,800     39,088             0.0%
                  Khon Kaen Sugar Industry PCL                                        467,184     72,934             0.0%
                  Kiatnakin Bank PCL                                                  142,300    280,774             0.0%
                  Krung Thai Bank PCL                                                 558,775    319,854             0.0%
                  Krungthai Card PCL                                                   38,400    150,425             0.0%
                  Land & Houses PCL                                                   333,200     99,218             0.0%
                  Lanna Resources PCL                                                  48,450     17,929             0.0%
                  LH Financial Group PCL                                            2,042,700    103,936             0.0%
                  Loxley PCL                                                          518,575     47,375             0.0%
                  LPN Development PCL                                                 304,200    102,895             0.0%
                  Major Cineplex Group PCL                                            134,600    136,195             0.0%
                  Malee Group PCL                                                      16,800     51,240             0.0%
                  MBK PCL                                                             183,000     79,358             0.0%
                  MC Group PCL                                                        104,500     55,890             0.0%
*                 MCOT PCL                                                             60,600     23,476             0.0%
                  MCS Steel PCL                                                        81,300     33,846             0.0%
                  Mega Lifesciences PCL                                                88,700     66,031             0.0%
                  Minor International PCL                                             116,856    125,842             0.0%
                  MK Restaurants Group PCL                                             48,200     85,350             0.0%
                  Mono Technology PCL                                                 186,100     19,261             0.0%
                  Muangthai Leasing PCL Class F                                        68,900     59,757             0.0%
                  Namyong Terminal PCL                                                 26,000     11,200             0.0%
                  Platinum Group PCL (The) Class F                                     28,600      5,871             0.0%
*                 Polyplex Thailand PCL                                                92,500     39,311             0.0%
*                 Precious Shipping PCL                                               247,500     67,617             0.0%
                  Premier Marketing PCL                                                60,100     15,811             0.0%
                  Property Perfect PCL                                                613,500     16,317             0.0%
                  Pruksa Holding PCL                                                  283,400    184,345             0.0%
                  PTG Energy PCL                                                      162,900    106,434             0.0%
                  PTT Exploration & Production PCL                                    201,285    565,914             0.1%
                  PTT Global Chemical PCL                                             122,545    265,709             0.0%
                  PTT PCL(6420390)                                                    117,694  1,323,590             0.1%
                  PTT PCL(6420408)                                                     18,900    212,550             0.0%
                  Quality Houses PCL                                                2,131,242    157,733             0.0%
                  Raimon Land PCL                                                     477,500     18,360             0.0%
                  Ratchaburi Electricity Generating Holding PCL(6294249)               39,999     57,819             0.0%
                  Ratchaburi Electricity Generating Holding PCL(6362771)               12,000     17,346             0.0%
                  Ratchthani Leasing PCL                                              440,400     69,389             0.0%
*                 Regional Container Lines PCL                                        173,100     32,528             0.0%
                  Robinson Department Store PCL                                        26,600     48,063             0.0%
                  Rojana Industrial Park PCL                                          239,990     41,282             0.0%
*                 RS PCL                                                              136,700     36,161             0.0%
                  Samart Corp. PCL                                                    159,200     68,117             0.0%
*                 Samart I-Mobile PCL                                                 467,600     15,005             0.0%
                  Samart Telcoms PCL                                                  110,000     43,568             0.0%
                  Sansiri PCL                                                       2,501,133    151,847             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
THAILAND -- (Continued)
                  SC Asset Corp PCL                                                   641,562 $ 65,288             0.0%
                  Scan Inter PCL Class F                                               91,000   20,652             0.0%
                  Siam Cement PCL (The)                                                11,400  176,652             0.0%
                  Siam City Cement PCL                                                 19,400  155,357             0.0%
                  Siam Commercial Bank PCL (The)(6363172)                              30,100  135,750             0.0%
                  Siam Commercial Bank PCL (The)(6889935)                              29,000  130,789             0.0%
                  Siam Future Development PCL                                         177,360   31,790             0.0%
                  Siam Global House PCL                                               188,599   88,874             0.0%
                  Siamgas & Petrochemicals PCL                                        130,200   48,180             0.0%
*                 Singha Estate PCL                                                   526,364   76,086             0.0%
                  Sino-Thai Engineering & Construction PCL(6541484)                    83,571   58,710             0.0%
                  Sino-Thai Engineering & Construction PCL(6541473)                    67,200   47,209             0.0%
                  SNC Former PCL                                                        8,800    4,020             0.0%
                  Somboon Advance Technology PCL                                       37,250   17,123             0.0%
                  SPCG PCL                                                            237,700  142,936             0.0%
                  Sri Ayudhya Capital PCL                                               6,800    6,389             0.0%
                  Sri Trang Agro-Industry PCL(B05BPF7)                                106,100   55,213             0.0%
                  Sri Trang Agro-Industry PCL(B05BPH9)                                105,300   54,796             0.0%
                  Sriracha Construction PCL                                            44,200   26,323             0.0%
                  Srithai Superware PCL                                               372,000   22,154             0.0%
                  STP & I PCL                                                         269,720   75,637             0.0%
                  Supalai PCL                                                         263,100  187,114             0.0%
*                 Superblock PCL                                                      883,800   38,582             0.0%
                  SVI PCL                                                             459,600   73,743             0.0%
                  Synnex Thailand PCL                                                  79,800   24,455             0.0%
                  Syntec Construction PCL                                             228,200   29,688             0.0%
*                 Tata Steel Thailand PCL                                           1,030,600   28,901             0.0%
                  Thai Agro Energy PCL Class F                                          9,690      812             0.0%
*                 Thai Airways International PCL(6364971)                              60,600   29,958             0.0%
*                 Thai Airways International PCL(6888868)                             242,800  120,031             0.0%
                  Thai Metal Trade PCL                                                 93,800   40,405             0.0%
                  Thai Oil PCL                                                        128,000  288,638             0.0%
                  Thai Stanley Electric PCL Class F                                     9,600   56,895             0.0%
                  Thai Union Group PCL Class F                                        383,040  235,870             0.0%
                  Thai Vegetable Oil PCL                                              117,200  123,672             0.0%
                  Thai Wah PCL Class F                                                 48,200   13,935             0.0%
                  Thaicom PCL(B014K00)                                                109,200   57,457             0.0%
                  Thaicom PCL(B014JY7)                                                 80,600   42,409             0.0%
                  Thaire Life Assurance PCL Class F                                   112,800   26,741             0.0%
                  Thanachart Capital PCL                                              148,200  202,442             0.0%
                  Thitikorn PCL                                                        40,900   12,770             0.0%
                  Thoresen Thai Agencies PCL                                          232,351   61,463             0.0%
                  TICON Industrial Connection PCL Class F                             103,950   42,073             0.0%
                  Tipco Asphalt PCL                                                   168,300  121,639             0.0%
                  TIPCO Foods PCL                                                      85,900   38,244             0.0%
                  Tisco Financial Group PCL                                           111,900  246,672             0.0%
                  TMB Bank PCL                                                      3,517,500  231,856             0.0%
                  Total Access Communication PCL(B1YWK08)                              46,900   56,269             0.0%
                  Total Access Communication PCL(B231MK7)                             114,100  136,894             0.0%
                  TPI Polene PCL                                                    2,529,500  171,120             0.0%
                  True Corp. PCL(6363923)                                             999,565  189,279             0.0%
                  True Corp. PCL(BYM8V06)                                             498,742   94,442             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
THAILAND -- (Continued)
                  TTCL PCL                                                             19,363 $     9,572             0.0%
                  TTW PCL                                                             294,200      89,306             0.0%
                  Union Mosaic Industry PCL (The) Class F                              76,125       7,483             0.0%
                  Unique Engineering & Construction PCL                               167,945      81,569             0.0%
                  Univentures PCL                                                     219,700      44,143             0.0%
                  Vanachai Group PCL                                                  244,900      94,873             0.0%
                  VGI Global Media PCL                                                292,000      41,702             0.0%
                  Vibhavadi Medical Center PCL                                      1,436,000     118,733             0.0%
                  Vinythai PCL(6367453)                                               124,200      73,608             0.0%
                  Vinythai PCL(6928623)                                                32,400      19,202             0.0%
*                 WHA Corp. PCL                                                       915,000      83,062             0.0%
                  Workpoint Entertainment PCL                                          61,000      94,348             0.0%
                                                                                              ----------- ---------------
TOTAL THAILAND                                                                                 18,434,496             0.6%
                                                                                              ----------- ---------------
TURKEY -- (0.3%)
                  Adana Cimento Sanayii TAS Class A                                    20,624      40,468             0.0%
                  Akbank TAS                                                          161,197     431,454             0.0%
                  Akcansa Cimento A.S.                                                 27,303      94,477             0.0%
*                 Akenerji Elektrik Uretim A.S.                                       162,113      41,074             0.0%
                  Aksa Akrilik Kimya Sanayii A.S.                                      33,706     100,677             0.0%
*                 Aksa Enerji Uretim A.S.                                              66,261      55,749             0.0%
*                 Aksigorta A.S.                                                       34,947      25,970             0.0%
                  Alarko Holding A.S.                                                  40,910      65,510             0.0%
                  Albaraka Turk Katilim Bankasi A.S.                                  107,822      37,627             0.0%
                  Alkim Alkali Kimya A.S.                                               2,046      16,296             0.0%
                  Anadolu Anonim Turk Sigorta Sirketi                                  54,184      38,154             0.0%
*                 Anadolu Cam Sanayii A.S.                                             77,814      79,244             0.0%
                  Anadolu Efes Biracilik Ve Malt Sanayii A.S.                          39,843     224,555             0.0%
                  Anadolu Hayat Emeklilik A.S.                                         18,435      28,086             0.0%
                  Arcelik A.S.                                                         51,966     346,455             0.0%
                  Aselsan Elektronik Sanayi Ve Ticaret A.S.                            40,089     220,412             0.0%
*                 Bagfas Bandirma Gubre Fabrikalari A.S.                                9,788      29,642             0.0%
                  Baticim Bati Anadolu Cimento Sanayii A.S.                            15,198      28,204             0.0%
*                 Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.                   44,015      58,742             0.0%
                  BIM Birlesik Magazalar A.S.                                          12,320     201,244             0.0%
                  Bolu Cimento Sanayii A.S.                                            27,500      47,765             0.0%
                  Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                       20,919      58,540             0.0%
*                 Boyner Perakende Ve Tekstil Yatirimlari A.S.                          1,996      26,874             0.0%
                  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                      3,057       5,901             0.0%
                  Bursa Cimento Fabrikasi A.S.                                         21,402      35,832             0.0%
                  Cimsa Cimento Sanayi VE Ticaret A.S.                                 25,331     106,879             0.0%
                  Coca-Cola Icecek A.S.                                                11,759     119,604             0.0%
*                 Deva Holding A.S.                                                    41,856      50,196             0.0%
*                 Dogan Sirketler Grubu Holding A.S.                                  585,641     121,915             0.0%
*                 Dogus Otomotiv Servis ve Ticaret A.S.                                31,661      81,078             0.0%
                  EGE Endustri VE Ticaret A.S.                                            452      32,197             0.0%
                  Enka Insaat ve Sanayi A.S.                                           21,693      33,337             0.0%
                  Eregli Demir ve Celik Fabrikalari TAS                               297,778     545,472             0.1%
*                 Fenerbahce Futbol A.S.                                                4,679      46,873             0.0%
                  Ford Otomotiv Sanayi A.S.                                             9,472     105,278             0.0%
                  Global Yatirim Holding A.S.                                          67,511      55,891             0.0%
                  Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                  2,317      51,461             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
TURKEY -- (Continued)
                  Goodyear Lastikleri TAS                                            57,623 $   70,263             0.0%
                  GSD Holding AS                                                     90,000     15,211             0.0%
                  Gubre Fabrikalari TAS                                              42,998     59,067             0.0%
*                 Ihlas Holding A.S.                                                420,638     52,073             0.0%
                  Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.     6,326     17,735             0.0%
*                 Is Finansal Kiralama A.S.                                         173,900     56,274             0.0%
*                 Izmir Demir Celik Sanayi A.S.                                      29,613     26,329             0.0%
*                 Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A        70,697     30,837             0.0%
*                 Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B        53,420     23,601             0.0%
*                 Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D       301,511    111,980             0.0%
*                 Karsan Otomotiv Sanayii Ve Ticaret A.S.                            93,429     30,507             0.0%
                  KOC Holding A.S.                                                   16,071     75,529             0.0%
                  Konya Cimento Sanayii A.S.                                            356     28,864             0.0%
*                 Koza Altin Isletmeleri A.S.                                         8,332     45,280             0.0%
                  Mardin Cimento Sanayii ve Ticaret A.S.                             20,420     25,639             0.0%
*                 Metro Ticari ve Mali Yatirimlar Holding A.S.                      118,522     40,034             0.0%
*                 Migros Ticaret A.S.                                                 6,594     45,153             0.0%
*                 NET Holding A.S.                                                  106,088     76,163             0.0%
*                 Netas Telekomunikasyon A.S.                                        13,533     40,495             0.0%
                  Nuh Cimento Sanayi A.S.                                            18,387     55,489             0.0%
                  Otokar Otomotiv Ve Savunma Sanayi A.S.                              1,350     50,424             0.0%
                  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.             24,287     17,918             0.0%
                  Petkim Petrokimya Holding A.S.                                    151,681    209,631             0.0%
                  Pinar Entegre Et ve Un Sanayi A.S.                                    487      1,427             0.0%
                  Pinar SUT Mamulleri Sanayii A.S.                                    3,514     15,134             0.0%
                  Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                12,519     13,360             0.0%
*                 Sekerbank TAS                                                     254,705     86,046             0.0%
                  Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                          64,362     65,609             0.0%
                  Soda Sanayii A.S.                                                  88,456    159,582             0.0%
                  Tat Gida Sanayi A.S.                                               46,210     86,882             0.0%
                  TAV Havalimanlari Holding A.S.                                     52,089    216,951             0.0%
                  Tekfen Holding A.S.                                                59,638    153,712             0.0%
                  Tofas Turk Otomobil Fabrikasi A.S.                                 14,097    117,377             0.0%
                  Trakya Cam Sanayii A.S.                                           155,773    150,854             0.0%
                  Tupras Turkiye Petrol Rafinerileri A.S.                             9,392    236,582             0.0%
*                 Turk Hava Yollari AO                                              226,248    385,867             0.0%
                  Turk Telekomunikasyon A.S.                                          7,248     13,014             0.0%
                  Turk Traktor ve Ziraat Makineleri A.S.                              1,005     22,059             0.0%
*                 Turkcell Iletisim Hizmetleri A.S.                                  14,852     51,963             0.0%
*                 Turkcell Iletisim Hizmetleri A.S. ADR                               9,157     80,124             0.0%
                  Turkiye Garanti Bankasi A.S.                                      177,954    480,378             0.1%
                  Turkiye Halk Bankasi A.S.                                         132,123    438,050             0.1%
                  Turkiye Is Bankasi Class C                                        198,817    392,372             0.0%
                  Turkiye Sinai Kalkinma Bankasi A.S.                               413,985    175,847             0.0%
                  Turkiye Sise ve Cam Fabrikalari A.S.                              319,860    401,529             0.0%
                  Turkiye Vakiflar Bankasi TAO Class D                              244,494    417,655             0.0%
                  Ulker Biskuvi Sanayi A.S.                                          18,064    102,608             0.0%
*                 Vestel Elektronik Sanayi ve Ticaret A.S.                           29,976     61,458             0.0%
*                 Yapi ve Kredi Bankasi A.S.                                        122,290    148,345             0.0%
*                 Zorlu Enerji Elektrik Uretim A.S.                                 117,903     38,484             0.0%
                                                                                            ---------- ---------------
TOTAL TURKEY                                                                                 9,406,898             0.3%
                                                                                            ---------- ---------------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
UNITED KINGDOM -- (11.9%)
                  4imprint Group P.L.C.                                                 532 $    12,268             0.0%
                  888 Holdings P.L.C.                                                98,636     356,703             0.0%
                  A.G. Barr P.L.C.                                                   36,743     295,310             0.0%
                  AA P.L.C.                                                         131,544     445,292             0.0%
                  Aberdeen Asset Management P.L.C.                                  331,193   1,196,701             0.1%
                  Acacia Mining P.L.C.                                               78,757     403,679             0.0%
                  Acal P.L.C.                                                         6,517      21,692             0.0%
                  Admiral Group P.L.C.                                               27,690     721,066             0.0%
                  Aggreko P.L.C.                                                    101,196   1,163,196             0.1%
*                 Aldermore Group P.L.C.                                             13,956      46,733             0.0%
                  Amec Foster Wheeler P.L.C.                                         88,376     620,463             0.0%
*                 Anglo American P.L.C.                                             194,388   2,783,140             0.1%
                  Anglo-Eastern Plantations P.L.C.                                      542       5,165             0.0%
                  Antofagasta P.L.C.                                                116,488   1,263,865             0.1%
                  Arrow Global Group P.L.C.                                          13,954      66,141             0.0%
                  Ashmore Group P.L.C.                                              156,032     703,278             0.0%
                  Ashtead Group P.L.C.                                              118,226   2,494,087             0.1%
                  Associated British Foods P.L.C.                                    21,288     775,075             0.0%
                  AstraZeneca P.L.C.                                                  1,641      98,278             0.0%
#                 AstraZeneca P.L.C. Sponsored ADR                                  108,321   3,276,710             0.1%
                  Auto Trader Group P.L.C.                                          118,140     613,602             0.0%
                  AVEVA Group P.L.C.                                                 13,180     347,689             0.0%
                  Aviva P.L.C.                                                      200,197   1,361,419             0.1%
                  B&M European Value Retail SA                                      192,389     839,576             0.0%
                  Babcock International Group P.L.C.                                169,485   1,974,332             0.1%
                  BAE Systems P.L.C.                                                295,355   2,398,865             0.1%
                  Balfour Beatty P.L.C.                                             230,218     869,711             0.0%
                  Barclays P.L.C.                                                   458,755   1,256,257             0.1%
                  Barclays P.L.C. Sponsored ADR                                     154,832   1,673,734             0.1%
                  Barratt Developments P.L.C.                                       282,580   2,120,367             0.1%
                  BBA Aviation P.L.C.                                               277,237   1,118,381             0.1%
                  Beazley P.L.C.                                                    254,148   1,447,909             0.1%
                  Bellway P.L.C.                                                     64,145   2,364,094             0.1%
                  Berendsen P.L.C.                                                   73,289     795,729             0.0%
                  Berkeley Group Holdings P.L.C.                                     44,425   1,873,734             0.1%
                  BGEO Group P.L.C.                                                   7,575     352,536             0.0%
                  BHP Billiton P.L.C.                                                83,560   1,273,888             0.1%
                  BHP Billiton P.L.C. ADR                                            75,383   2,316,520             0.1%
                  Bloomsbury Publishing P.L.C.                                        5,758      12,770             0.0%
                  Bodycote P.L.C.                                                    92,247     996,102             0.0%
                  Booker Group P.L.C.                                               343,619     863,265             0.0%
                  Bovis Homes Group P.L.C.                                           51,320     611,937             0.0%
                  BP P.L.C.                                                           1,306       7,476             0.0%
                  BP P.L.C. Sponsored ADR                                           480,156  16,478,957             0.6%
                  Braemar Shipping Services P.L.C.                                      660       2,714             0.0%
                  Brewin Dolphin Holdings P.L.C.                                    104,856     443,579             0.0%
                  British American Tobacco P.L.C.                                    13,145     888,119             0.0%
#                 British American Tobacco P.L.C. Sponsored ADR                      33,528   2,281,245             0.1%
                  Britvic P.L.C.                                                    103,017     886,336             0.0%
                  BT Group P.L.C.                                                   130,016     512,906             0.0%
                  BT Group P.L.C. Sponsored ADR                                      35,000     696,850             0.0%
*                 BTG P.L.C.                                                         53,037     467,199             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
                  Bunzl P.L.C.                                                       37,449 $1,167,438             0.1%
                  Burberry Group P.L.C.                                              60,755  1,269,674             0.1%
                  Cape P.L.C.                                                        49,047    152,766             0.0%
                  Capita P.L.C.                                                      39,768    286,636             0.0%
                  Capital & Counties Properties P.L.C.                              179,916    735,774             0.0%
                  Card Factory P.L.C.                                                23,850    100,131             0.0%
                  Carillion P.L.C.                                                  188,086    541,759             0.0%
                  Carnival P.L.C.                                                    12,171    750,128             0.0%
                  Carnival P.L.C. ADR                                                12,230    752,512             0.0%
*                 Carpetright P.L.C.                                                  8,258     24,094             0.0%
                  Carr's Group P.L.C.                                                 9,590     17,663             0.0%
                  Castings P.L.C.                                                     1,976     12,134             0.0%
                  Centamin P.L.C.                                                   509,119  1,166,468             0.1%
                  Centrica P.L.C.                                                   539,221  1,381,726             0.1%
                  Charles Stanley Group P.L.C.                                          382      1,558             0.0%
                  Chemring Group P.L.C.                                              95,030    231,817             0.0%
                  Chesnara P.L.C.                                                    26,225    129,920             0.0%
                  Cineworld Group P.L.C.                                             88,679    808,556             0.0%
                  City of London Investment Group P.L.C.                              2,191     10,604             0.0%
                  Clarkson P.L.C.                                                     2,283     84,652             0.0%
                  Close Brothers Group P.L.C.                                        74,191  1,625,479             0.1%
                  CLS Holdings P.L.C.                                                   439     11,028             0.0%
                  Cobham P.L.C.                                                     561,904    964,129             0.0%
                  Coca-Cola HBC AG                                                   48,919  1,357,163             0.1%
                  Communisis P.L.C.                                                  17,311     11,866             0.0%
                  Compass Group P.L.C.                                               96,103  1,940,387             0.1%
                  Computacenter P.L.C.                                               29,105    309,145             0.0%
                  Connect Group P.L.C.                                               55,168     90,072             0.0%
                  Consort Medical P.L.C.                                             10,213    137,567             0.0%
                  Costain Group P.L.C.                                               53,994    339,771             0.0%
                  Countrywide P.L.C.                                                  6,595     14,487             0.0%
                  Cranswick P.L.C.                                                   20,161    700,213             0.0%
                  Crest Nicholson Holdings P.L.C.                                    54,526    426,501             0.0%
                  Croda International P.L.C.                                         27,658  1,348,150             0.1%
                  Daily Mail & General Trust P.L.C. Class A                          90,710    840,515             0.0%
                  Dairy Crest Group P.L.C.                                           64,944    482,883             0.0%
                  DCC P.L.C.                                                         19,589  1,808,769             0.1%
                  De La Rue P.L.C.                                                   39,052    345,230             0.0%
                  Debenhams P.L.C.                                                  560,309    371,605             0.0%
                  Dechra Pharmaceuticals P.L.C.                                      29,248    640,922             0.0%
                  Devro P.L.C.                                                       67,462    173,223             0.0%
                  Diageo P.L.C.                                                      19,831    577,224             0.0%
                  Diageo P.L.C. Sponsored ADR                                         8,558  1,004,966             0.0%
*                 Dialight P.L.C.                                                     7,092     91,155             0.0%
                  Dignity P.L.C.                                                     12,869    415,532             0.0%
                  Diploma P.L.C.                                                     52,729    757,130             0.0%
                  Direct Line Insurance Group P.L.C.                                455,456  2,058,156             0.1%
                  Dixons Carphone P.L.C.                                            264,749  1,150,072             0.1%
                  Domino's Pizza Group P.L.C.                                       109,110    466,871             0.0%
                  Drax Group P.L.C.                                                 181,021    757,265             0.0%
                  DS Smith P.L.C.                                                   331,863  1,855,428             0.1%
                  Dunelm Group P.L.C.                                                15,258    119,922             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
                  easyJet P.L.C.                                                     39,414 $  596,190             0.0%
*                 EI Group P.L.C.                                                   254,877    461,657             0.0%
                  Electrocomponents P.L.C.                                          186,102  1,250,834             0.1%
                  Elementis P.L.C.                                                  228,092    898,641             0.0%
*                 EnQuest P.L.C.                                                    492,531    243,410             0.0%
                  Essentra P.L.C.                                                    83,889    588,036             0.0%
                  esure Group P.L.C.                                                 70,870    225,156             0.0%
                  Euromoney Institutional Investor P.L.C.                            12,892    174,589             0.0%
*                 Evraz P.L.C.                                                      107,225    300,266             0.0%
                  Experian P.L.C.                                                    61,660  1,326,476             0.1%
                  Fenner P.L.C.                                                      97,238    424,430             0.0%
                  Ferrexpo P.L.C.                                                    88,906    181,957             0.0%
                  Fidessa Group P.L.C.                                               12,215    374,174             0.0%
*                 Findel P.L.C.                                                       9,252     23,970             0.0%
*                 Firstgroup P.L.C.                                                 549,566    972,177             0.0%
                  Foxtons Group P.L.C.                                               10,259     13,602             0.0%
                  Fresnillo P.L.C.                                                   19,968    375,441             0.0%
                  G4S P.L.C.                                                        395,921  1,563,304             0.1%
                  Galliford Try P.L.C.                                               40,957    763,334             0.0%
                  Gem Diamonds, Ltd.                                                 33,740     38,380             0.0%
                  Genus P.L.C.                                                       18,091    401,836             0.0%
                  GKN P.L.C.                                                        395,639  1,838,636             0.1%
                  GlaxoSmithKline P.L.C.                                             15,015    302,220             0.0%
                  GlaxoSmithKline P.L.C. Sponsored ADR                               57,057  2,333,631             0.1%
*                 Glencore P.L.C.                                                   890,117  3,498,283             0.1%
                  Go-Ahead Group P.L.C.                                              14,668    332,402             0.0%
*                 Gocompare.Com Group P.L.C.                                         64,570     77,034             0.0%
                  Grafton Group P.L.C.                                               62,797    607,573             0.0%
                  Greencore Group P.L.C.                                            280,684    828,590             0.0%
                  Greene King P.L.C.                                                 92,883    903,890             0.0%
                  Greggs P.L.C.                                                      48,484    675,451             0.0%
                  Gulf Marine Services P.L.C.                                        11,440     10,610             0.0%
                  GVC Holdings P.L.C.                                                62,822    607,492             0.0%
                  Gym Group P.L.C. (The)                                              4,425     10,508             0.0%
                  Halfords Group P.L.C.                                              91,559    443,110             0.0%
                  Halma P.L.C.                                                      139,141  1,897,669             0.1%
                  Hargreaves Lansdown P.L.C.                                         29,987    535,356             0.0%
                  Hastings Group Holdings P.L.C.                                     12,043     47,136             0.0%
                  Hays P.L.C.                                                       721,764  1,601,661             0.1%
                  Headlam Group P.L.C.                                               13,408    111,335             0.0%
                  Helical P.L.C.                                                     55,777    239,204             0.0%
                  Henderson Group P.L.C.                                            272,410    814,804             0.0%
                  Hikma Pharmaceuticals P.L.C.                                       37,256    934,798             0.0%
                  Hill & Smith Holdings P.L.C.                                       34,986    602,287             0.0%
                  Hilton Food Group P.L.C.                                            3,080     30,748             0.0%
                  Hiscox, Ltd.                                                      118,136  1,732,441             0.1%
#                 Hochschild Mining P.L.C.                                          130,318    428,720             0.0%
                  Hogg Robinson Group P.L.C.                                          5,845      5,322             0.0%
                  HomeServe P.L.C.                                                   96,605    838,171             0.0%
                  Howden Joinery Group P.L.C.                                       151,759    909,987             0.0%
                  HSBC Holdings P.L.C.                                              301,612  2,487,188             0.1%
                  HSBC Holdings P.L.C. Sponsored ADR                                191,029  7,864,664             0.3%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
                  Hunting P.L.C.                                                       67,941 $  494,271             0.0%
                  Huntsworth P.L.C.                                                    53,480     32,729             0.0%
                  Ibstock P.L.C.                                                        9,995     29,659             0.0%
*                 Imagination Technologies Group P.L.C.                                57,057     74,428             0.0%
                  IMI P.L.C.                                                          121,986  2,020,294             0.1%
                  Imperial Brands P.L.C.                                               55,627  2,724,239             0.1%
                  Inchcape P.L.C.                                                     181,995  2,013,319             0.1%
                  Indivior P.L.C.                                                     154,771    671,783             0.0%
                  Informa P.L.C.                                                      221,167  1,838,931             0.1%
                  Inmarsat P.L.C.                                                     123,680  1,308,026             0.1%
                  InterContinental Hotels Group P.L.C.                                 10,598    561,704             0.0%
                  InterContinental Hotels Group P.L.C. ADR                             11,644    614,687             0.0%
                  International Consolidated Airlines Group SA                        197,808  1,434,139             0.1%
                  Interserve P.L.C.                                                    73,502    219,733             0.0%
                  Intertek Group P.L.C.                                                36,030  1,896,302             0.1%
                  Investec P.L.C.                                                     155,047  1,148,664             0.1%
                  ITE Group P.L.C.                                                    125,389    287,656             0.0%
                  ITV P.L.C.                                                          517,943  1,408,610             0.1%
                  IWG P.L.C.                                                          305,754  1,286,035             0.1%
                  J D Wetherspoon P.L.C.                                               54,210    698,456             0.0%
                  J Sainsbury P.L.C.                                                  724,990  2,584,920             0.1%
*                 Jackpotjoy P.L.C.                                                    22,813    167,898             0.0%
                  James Fisher & Sons P.L.C.                                           21,886    454,991             0.0%
                  Jardine Lloyd Thompson Group P.L.C.                                  33,104    470,065             0.0%
                  JD Sports Fashion P.L.C.                                            156,435    902,066             0.0%
                  John Menzies P.L.C.                                                  39,910    357,697             0.0%
                  John Wood Group P.L.C.                                              110,385  1,085,093             0.0%
                  Johnson Matthey P.L.C.                                               50,968  1,966,005             0.1%
                  JRP Group P.L.C.                                                      6,328     10,183             0.0%
                  Jupiter Fund Management P.L.C.                                      215,137  1,323,355             0.1%
*                 Just Eat P.L.C.                                                      42,532    317,944             0.0%
*                 KAZ Minerals P.L.C.                                                 112,829    735,886             0.0%
                  KCOM Group P.L.C.                                                   153,823    176,153             0.0%
                  Keller Group P.L.C.                                                  26,538    318,513             0.0%
                  Kier Group P.L.C.                                                    25,955    449,882             0.0%
                  Kingfisher P.L.C.                                                   374,201  1,655,443             0.1%
                  Ladbrokes Coral Group P.L.C                                         357,091    605,364             0.0%
                  Laird P.L.C.                                                        153,801    298,669             0.0%
*                 Lamprell P.L.C.                                                      62,935     86,396             0.0%
                  Lancashire Holdings, Ltd.                                            61,489    543,103             0.0%
                  Laura Ashley Holdings P.L.C.                                         51,893      9,405             0.0%
                  Legal & General Group P.L.C.                                        595,463  1,897,784             0.1%
*                 Liberty Global P.L.C. Class A                                        12,282    435,028             0.0%
*                 Liberty Global P.L.C. Series C                                       30,121  1,042,476             0.0%
*                 Liberty Global P.L.C. LiLAC Class A                                   1,660     35,640             0.0%
*                 Liberty Global P.L.C. LiLAC Class C                                   4,074     88,976             0.0%
                  Lloyds Banking Group P.L.C.                                       2,825,931  2,539,170             0.1%
#                 Lloyds Banking Group P.L.C. ADR                                     542,240  1,984,598             0.1%
                  London Stock Exchange Group P.L.C.                                   13,124    575,047             0.0%
*                 Lonmin P.L.C.                                                        46,737     66,591             0.0%
                  Lookers P.L.C.                                                       74,429    125,142             0.0%
                  Low & Bonar P.L.C.                                                   44,867     51,094             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
                  Man Group P.L.C.                                                    540,803 $1,076,262             0.0%
                  Marks & Spencer Group P.L.C.                                        542,157  2,573,155             0.1%
                  Marshalls P.L.C.                                                     84,214    419,527             0.0%
                  Marston's P.L.C.                                                    231,847    429,253             0.0%
                  McBride P.L.C.                                                       87,532    218,802             0.0%
                  Mears Group P.L.C.                                                   30,326    204,442             0.0%
                  Mediclinic International P.L.C.(BYYWHN1)                             34,624    365,002             0.0%
                  Mediclinic International P.L.C.(B8HX8Z8)                             75,612    803,853             0.0%
                  Meggitt P.L.C.                                                      230,927  1,382,921             0.1%
                  Melrose Industries P.L.C.                                           896,896  2,745,576             0.1%
                  Merlin Entertainments P.L.C.                                         76,082    497,979             0.0%
                  Micro Focus International P.L.C.                                     47,970  1,607,232             0.1%
                  Millennium & Copthorne Hotels P.L.C.                                 60,888    355,245             0.0%
                  Mitchells & Butlers P.L.C.                                           84,702    291,067             0.0%
                  Mitie Group P.L.C.                                                  194,308    527,251             0.0%
                  Mondi P.L.C.                                                         88,836  2,298,314             0.1%
                  Moneysupermarket.com Group P.L.C.                                   111,725    500,502             0.0%
                  Morgan Advanced Materials P.L.C.                                    125,068    540,734             0.0%
                  Morgan Sindall Group P.L.C.                                          10,734    147,452             0.0%
*                 Mothercare P.L.C.                                                    50,284     81,685             0.0%
                  N Brown Group P.L.C.                                                 54,111    167,183             0.0%
                  National Express Group P.L.C.                                       190,828    883,268             0.0%
                  National Grid P.L.C.                                                  3,445     44,607             0.0%
                  National Grid P.L.C. Sponsored ADR                                   19,273  1,250,240             0.1%
                  NCC Group P.L.C.                                                      8,560     15,769             0.0%
                  NEX Group P.L.C.                                                    113,601    906,829             0.0%
                  Next P.L.C.                                                          12,985    723,831             0.0%
                  Northgate P.L.C.                                                     62,336    435,388             0.0%
                  Novae Group P.L.C.                                                   11,761     94,918             0.0%
*                 Ocado Group P.L.C.                                                   65,260    212,150             0.0%
                  Old Mutual P.L.C.                                                   604,129  1,517,321             0.1%
                  On the Beach Group P.L.C.                                             8,410     36,567             0.0%
                  OneSavings Bank P.L.C.                                               28,323    160,935             0.0%
                  Oxford Instruments P.L.C.                                            15,640    200,445             0.0%
                  Pagegroup P.L.C.                                                    183,410  1,188,296             0.1%
                  PayPoint P.L.C.                                                       7,756    102,077             0.0%
*                 Paysafe Group P.L.C.                                                169,176    994,415             0.0%
                  Pearson P.L.C.                                                       11,264     92,913             0.0%
                  Pearson P.L.C. Sponsored ADR                                         65,631    538,174             0.0%
                  Pendragon P.L.C.                                                    223,487    101,297             0.0%
                  Pennon Group P.L.C.                                                  85,677    950,511             0.0%
                  Persimmon P.L.C.                                                     91,051  2,747,291             0.1%
*                 Petra Diamonds, Ltd.                                                243,857    409,780             0.0%
                  Petrofac, Ltd.                                                       93,711    987,622             0.0%
*                 Petropavlovsk P.L.C.                                              1,277,539    127,826             0.0%
                  Pets at Home Group P.L.C.                                            25,192     61,211             0.0%
                  Phoenix Group Holdings                                               97,246    930,050             0.0%
                  Photo-Me International P.L.C.                                       100,863    227,003             0.0%
                  Playtech P.L.C.                                                      81,676  1,014,376             0.0%
                  Polypipe Group P.L.C.                                                25,687    132,636             0.0%
*                 Premier Foods P.L.C.                                                483,856    268,343             0.0%
#*                Premier Oil P.L.C.                                                  253,951    204,551             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                                 ---------- ---------- ---------------
UNITED KINGDOM -- (Continued)
               Provident Financial P.L.C.                                            27,712 $1,150,249             0.1%
               Prudential P.L.C.                                                     55,523  1,232,268             0.1%
               Prudential P.L.C. ADR                                                 36,181  1,606,075             0.1%
*              Punch Taverns P.L.C.                                                   7,917     17,968             0.0%
               PZ Cussons P.L.C.                                                    100,713    437,002             0.0%
               QinetiQ Group P.L.C.                                                 278,180  1,058,604             0.0%
               Randgold Resources, Ltd.                                              12,791  1,125,176             0.1%
               Rank Group P.L.C.                                                     65,158    180,546             0.0%
*              Raven Russia, Ltd.                                                    28,783     18,377             0.0%
               Reckitt Benckiser Group P.L.C.                                        15,321  1,411,638             0.1%
               Redrow P.L.C.                                                        118,267    883,492             0.0%
               RELX P.L.C.                                                           19,573    396,837             0.0%
               RELX P.L.C. Sponsored ADR                                             24,440    500,776             0.0%
               Renewi P.L.C.                                                        216,030    273,003             0.0%
               Renishaw P.L.C.                                                       13,610    602,009             0.0%
*              Renold P.L.C.                                                          4,231      3,437             0.0%
               Rentokil Initial P.L.C.                                              393,216  1,267,761             0.1%
               Restaurant Group P.L.C. (The)                                        101,072    457,697             0.0%
               Ricardo P.L.C.                                                        12,596    143,025             0.0%
               Rightmove P.L.C.                                                      21,562  1,169,011             0.1%
               Rio Tinto P.L.C.                                                      18,769    740,441             0.0%
               Rio Tinto P.L.C. Sponsored ADR                                       113,958  4,537,808             0.2%
               RM P.L.C.                                                             10,751     24,755             0.0%
               Robert Walters P.L.C.                                                 18,804    110,620             0.0%
               Rolls-Royce Holdings P.L.C.(BYXYLJ2)                              19,824,336     25,676             0.0%
               Rolls-Royce Holdings P.L.C.(B63H849)                                 279,216  2,934,981             0.1%
               Rotork P.L.C.                                                        367,794  1,171,645             0.1%
*              Royal Bank of Scotland Group P.L.C.                                  102,482    351,840             0.0%
#*             Royal Bank of Scotland Group P.L.C. Sponsored ADR                     57,557    393,690             0.0%
               Royal Dutch Shell P.L.C. Class A                                     168,853  4,384,835             0.2%
               Royal Dutch Shell P.L.C. Class B                                      35,290    938,960             0.0%
               Royal Dutch Shell P.L.C. Sponsored ADR, Class A                      171,159  8,932,775             0.3%
               Royal Dutch Shell P.L.C. Sponsored ADR, Class B                      149,242  8,076,977             0.3%
               Royal Mail P.L.C.                                                    227,876  1,188,281             0.1%
               RPC Group P.L.C.                                                     155,612  1,634,690             0.1%
               RPS Group P.L.C.                                                      83,208    273,960             0.0%
               RSA Insurance Group P.L.C.                                           215,283  1,660,892             0.1%
               Saga P.L.C.                                                          145,960    396,200             0.0%
               Sage Group P.L.C. (The)                                              217,428  1,887,296             0.1%
               Savills P.L.C.                                                        61,865    744,317             0.0%
               Schroders P.L.C.(0239581)                                              8,330    250,205             0.0%
               Schroders P.L.C.(0240549)                                             13,576    560,610             0.0%
               SDL P.L.C.                                                            18,264    142,419             0.0%
               Senior P.L.C.                                                        160,568    446,098             0.0%
*              Sepura P.L.C.                                                          3,814        753             0.0%
*              Serco Group P.L.C.                                                   179,358    268,404             0.0%
               Severfield P.L.C.                                                     55,690     63,508             0.0%
               Severn Trent P.L.C.                                                   29,306    882,196             0.0%
               Shire P.L.C.                                                          17,173  1,012,498             0.0%
               Shire P.L.C. ADR                                                       3,900    690,144             0.0%
               SIG P.L.C.                                                           274,826    426,352             0.0%
               Sky P.L.C.                                                            36,075    463,430             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
                  Sky P.L.C. Sponsored ADR                                              701 $   35,877             0.0%
                  Smith & Nephew P.L.C.                                              25,370    416,808             0.0%
                  Smith & Nephew P.L.C. Sponsored ADR                                18,108    601,893             0.0%
                  Smiths Group P.L.C.                                               121,817  2,589,641             0.1%
                  Soco International P.L.C.                                          83,733    158,711             0.0%
                  Spectris P.L.C.                                                    45,266  1,618,509             0.1%
                  Speedy Hire P.L.C.                                                108,594     77,534             0.0%
                  Spirax-Sarco Engineering P.L.C.                                    20,262  1,364,338             0.1%
                  Spire Healthcare Group P.L.C.                                       8,022     35,139             0.0%
                  Spirent Communications P.L.C.                                     139,355    211,616             0.0%
*                 Sports Direct International P.L.C.                                 56,759    225,391             0.0%
                  SSE P.L.C.                                                        177,079  3,189,963             0.1%
                  SSP Group P.L.C.                                                   76,567    441,247             0.0%
                  St. Ives P.L.C.                                                    14,743     10,088             0.0%
                  St. James's Place P.L.C.                                          118,031  1,754,335             0.1%
                  St. Modwen Properties P.L.C.                                       81,897    387,807             0.0%
                  Stagecoach Group P.L.C.                                           100,526    265,155             0.0%
*                 Standard Chartered P.L.C.                                         312,499  2,920,426             0.1%
                  Standard Life P.L.C.                                              164,137    772,539             0.0%
                  Sthree P.L.C.                                                      10,289     43,265             0.0%
                  Stobart Group, Ltd.                                                27,073     78,413             0.0%
                  SuperGroup P.L.C.                                                  26,573    548,618             0.0%
                  Synthomer P.L.C.                                                  150,373    963,665             0.0%
#                 TalkTalk Telecom Group P.L.C.                                     122,081    305,399             0.0%
                  Tate & Lyle P.L.C.                                                162,316  1,591,790             0.1%
                  Taylor Wimpey P.L.C.                                              777,932  2,015,067             0.1%
                  Ted Baker P.L.C.                                                    6,243    225,795             0.0%
                  Telecom Plus P.L.C.                                                29,765    483,749             0.0%
*                 Tesco P.L.C.                                                      742,778  1,762,769             0.1%
                  Thomas Cook Group P.L.C.                                          631,386    782,746             0.0%
                  Topps Tiles P.L.C.                                                 22,737     30,546             0.0%
                  TP ICAP P.L.C.                                                    174,982  1,039,772             0.0%
                  Travis Perkins P.L.C.                                              70,985  1,480,458             0.1%
                  Trifast P.L.C.                                                      8,295     24,217             0.0%
                  Trinity Mirror P.L.C.                                             178,060    253,284             0.0%
                  TT Electronics P.L.C.                                              46,202    123,315             0.0%
                  TUI AG(B11LJN4)                                                    41,904    609,620             0.0%
                  TUI AG(5666292)                                                    63,010    913,539             0.0%
*                 Tullow Oil P.L.C.                                                 572,536  1,553,298             0.1%
                  U & I Group P.L.C.                                                 36,704     90,362             0.0%
                  UBM P.L.C.                                                        106,385    978,462             0.0%
                  UDG Healthcare P.L.C.                                              72,965    706,700             0.0%
                  Ultra Electronics Holdings P.L.C.                                  36,514    988,335             0.0%
                  Unilever P.L.C.                                                     9,090    467,665             0.0%
                  Unilever P.L.C. Sponsored ADR                                      23,312  1,196,838             0.1%
                  Unite Group P.L.C. (The)                                           20,666    173,220             0.0%
                  United Utilities Group P.L.C.                                      87,349  1,100,791             0.1%
*                 Vectura Group P.L.C.                                              156,103    285,359             0.0%
                  Vedanta Resources P.L.C.                                           31,877    285,292             0.0%
                  Vesuvius P.L.C.                                                   104,802    720,528             0.0%
                  Victrex P.L.C.                                                     43,629  1,082,199             0.0%
                  Virgin Money Holdings UK P.L.C.                                   102,229    420,219             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                    SHARES     VALUE++     OF NET ASSETS**
                                                                                    ------- -------------- ---------------
UNITED KINGDOM -- (Continued)
                  Vitec Group P.L.C. (The)                                            9,130 $      100,796             0.0%
                  Vodafone Group P.L.C.                                             793,112      2,042,772             0.1%
                  Vodafone Group P.L.C. Sponsored ADR                               137,812      3,609,308             0.1%
*                 Volex P.L.C.                                                        1,437            772             0.0%
                  Weir Group P.L.C. (The)                                            43,156      1,111,926             0.1%
                  WH Smith P.L.C.                                                    26,244        601,072             0.0%
                  Whitbread P.L.C.                                                   31,532      1,647,455             0.1%
                  William Hill P.L.C.                                               349,049      1,326,191             0.1%
                  Wilmington P.L.C.                                                   2,776          8,675             0.0%
                  Wincanton P.L.C.                                                   24,233         86,747             0.0%
                  WM Morrison Supermarkets P.L.C.                                   759,515      2,359,357             0.1%
                  Wolseley P.L.C.                                                    36,508      2,320,342             0.1%
                  Worldpay Group P.L.C.                                             201,659        783,154             0.0%
                  WPP P.L.C.                                                         10,700        229,124             0.0%
                  WPP P.L.C. Sponsored ADR                                           17,868      1,913,663             0.1%
                  WS Atkins P.L.C.                                                   29,076        808,854             0.0%
                  Xaar P.L.C.                                                        21,333        103,801             0.0%
                  ZPG P.L.C.                                                         32,830        157,270             0.0%
                                                                                            -------------- ---------------
TOTAL UNITED KINGDOM                                                                           342,548,374            12.0%
                                                                                            -------------- ---------------
UNITED STATES -- (0.0%)
                  Sapiens International Corp. NV                                      3,805         46,890             0.0%
*                 TechnipFMC P.L.C.                                                  15,148        455,397             0.0%
                                                                                            -------------- ---------------
TOTAL UNITED STATES                                                                                502,287             0.0%
                                                                                            -------------- ---------------
TOTAL COMMON STOCKS                                                                          2,799,616,356            98.3%
                                                                                            -------------- ---------------
PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.6%)
                  Alpargatas SA                                                      67,407        282,451             0.0%
                  Banco ABC Brasil SA                                                35,787        200,918             0.0%
                  Banco Bradesco SA                                                  93,750        986,811             0.1%
                  Banco Bradesco SA ADR                                             109,057      1,150,551             0.1%
                  Banco do Estado do Rio Grande do Sul SA Class B                    92,394        413,642             0.0%
*                 Banco Pan SA                                                       66,997         39,683             0.0%
                  Braskem SA Class A                                                 14,800        159,189             0.0%
*                 Centrais Eletricas Brasileiras SA Class B                          45,900        331,157             0.0%
                  Centrais Eletricas Santa Catarina                                   2,600         14,655             0.0%
                  Cia Brasileira de Distribuicao                                     36,529        825,745             0.0%
                  Cia de Gas de Sao Paulo - COMGAS Class A                            6,135         92,777             0.0%
                  Cia de Saneamento do Parana                                        59,300        192,059             0.0%
                  Cia de Transmissao de Energia Eletrica Paulista                     9,749        190,431             0.0%
                  Cia Energetica de Minas Gerais                                    162,637        455,007             0.0%
                  Cia Energetica de Sao Paulo Class B                                39,500        225,249             0.0%
                  Cia Energetica do Ceara Class A                                     2,332         34,509             0.0%
                  Cia Ferro Ligas da Bahia - FERBASA                                 24,000         81,587             0.0%
                  Cia Paranaense de Energia                                          21,205        194,877             0.0%
                  Eletropaulo Metropolitana Eletricidade de Sao Paulo SA             21,846        103,516             0.0%
                  Eucatex SA Industria e Comercio                                     4,600          5,014             0.0%
                  Gerdau SA                                                         208,149        642,668             0.0%
                  Itau Unibanco Holding SA                                          311,792      3,856,573             0.2%
                  Itau Unibanco Holding SA ADR                                       21,844        268,679             0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
BRAZIL -- (Continued)
                  Lojas Americanas SA                                                  99,960 $   530,340             0.0%
                  Marcopolo SA                                                        200,500     151,604             0.0%
*                 Petroleo Brasileiro SA                                              335,363   1,476,039             0.1%
*                 Petroleo Brasileiro SA Sponsored ADR                                 72,469     632,654             0.0%
*                 Randon SA Implementos e Participacoes                               105,900     156,812             0.0%
                  Suzano Papel e Celulose SA Class A                                  113,134     477,978             0.0%
                  Telefonica Brasil SA                                                  7,400     110,252             0.0%
*                 Usinas Siderurgicas de Minas Gerais SA Class A                      182,086     244,384             0.0%
                  Vale SA                                                             161,400   1,335,317             0.1%
                                                                                              ----------- ---------------
TOTAL BRAZIL                                                                                   15,863,128             0.6%
                                                                                              ----------- ---------------
CHILE -- (0.0%)
                  Embotelladora Andina SA Class B                                      17,884      74,088             0.0%
                                                                                              ----------- ---------------
COLOMBIA -- (0.0%)
                  Avianca Holdings SA                                                 134,571     121,672             0.0%
                  Banco Davivienda SA                                                  15,303     161,248             0.0%
                  Grupo Argos SA                                                        2,240      14,543             0.0%
                  Grupo Aval Acciones y Valores SA                                     34,933      13,833             0.0%
                  Grupo de Inversiones Suramericana SA                                  9,124     116,795             0.0%
                                                                                              ----------- ---------------
TOTAL COLOMBIA                                                                                    428,091             0.0%
                                                                                              ----------- ---------------
GERMANY -- (0.3%)
                  Bayerische Motoren Werke AG                                           9,566     786,682             0.0%
                  Biotest AG                                                            5,294     113,571             0.0%
                  Draegerwerk AG & Co. KGaA                                             3,002     328,566             0.0%
                  Fuchs Petrolub SE                                                    11,114     573,252             0.0%
                  Henkel AG & Co. KGaA                                                  3,488     474,590             0.0%
                  Jungheinrich AG                                                      17,883     622,689             0.0%
                  Porsche Automobil Holding SE                                         19,256   1,126,962             0.1%
                  Sartorius AG                                                          7,040     644,526             0.0%
                  Schaeffler AG                                                         8,919     153,831             0.0%
                  Sixt SE                                                               8,363     373,628             0.0%
                  STO SE & Co. KGaA                                                       791      90,855             0.0%
                  Villeroy & Boch AG                                                    3,110      65,376             0.0%
                  Volkswagen AG                                                        28,562   4,534,123             0.2%
                                                                                              ----------- ---------------
TOTAL GERMANY                                                                                   9,888,651             0.3%
                                                                                              ----------- ---------------
INDIA -- (0.0%)
                  UPL, Ltd., 5.000%                                                     4,620         862             0.0%
                  Vedanta, Ltd.                                                     4,237,600      39,688             0.0%
                                                                                              ----------- ---------------
TOTAL INDIA                                                                                        40,550             0.0%
                                                                                              ----------- ---------------
UNITED KINGDOM -- (0.0%)
                  McBride P.L.C                                                     1,225,448       1,587             0.0%
                                                                                              ----------- ---------------
TOTAL PREFERRED STOCKS                                                                         26,296,095             0.9%
                                                                                              ----------- ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*                 TPG Telecom, Ltd. Rights 5/12/17                                      7,460          --             0.0%
                                                                                              ----------- ---------------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                     SHARES      VALUE++     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
AUSTRIA -- (0.0%)
*                 Intercell AG Rights 5/16/13                                           4,255 $           --             0.0%
                                                                                              -------------- ---------------
BRAZIL -- (0.0%)
*                 Cia de Gas de Sao Paulo - COMGAS Rights 5/26/17                         131             66             0.0%
*                 Iochpe Maxion SA Warrants 6/3/19                                      2,127          4,008             0.0%
                                                                                              -------------- ---------------
TOTAL BRAZIL                                                                                           4,074             0.0%
                                                                                              -------------- ---------------
CHINA -- (0.0%)
*                 Bank of Comm Ass Ent Rights 5/31/17                                   1,431             --             0.0%
                                                                                              -------------- ---------------
FRANCE -- (0.0%)
*                 Maurel et prom Rights 12/31/00                                       64,889             --             0.0%
                                                                                              -------------- ---------------
INDONESIA -- (0.0%)
*                 Sentul City Rights 4/13/17                                        5,512,680             --             0.0%
                                                                                              -------------- ---------------
ITALY -- (0.0%)
*                 d'Amico International Shipping SA Rights 5/18/17                     69,418          3,493             0.0%
                                                                                              -------------- ---------------
MALAYSIA -- (0.0%)
*                 Land & General Bhd Rights 5/2/17                                    359,520          4,141             0.0%
*                 MKH Bhd Rights 5/19/17                                                6,748          8,441             0.0%
                                                                                              -------------- ---------------
TOTAL MALAYSIA                                                                                        12,582             0.0%
                                                                                              -------------- ---------------
PHILIPPINES -- (0.0%)
*                 China Banking Corp. Rights 5/5/17                                    22,796          1,962             0.0%
                                                                                              -------------- ---------------
SOUTH KOREA -- (0.0%)
#*                CrucialTec Co., Ltd. Rights 6/2/17                                    2,004          1,814             0.0%
                                                                                              -------------- ---------------
TAIWAN -- (0.0%)
*                 E.Sun Finianical Holding Co. Rights 5/2/17                           81,165          8,743             0.0%
*                 First Steamship Rights 5/8/17                                        81,605            676             0.0%
                                                                                              -------------- ---------------
TOTAL TAIWAN                                                                                           9,419             0.0%
                                                                                              -------------- ---------------
THAILAND -- (0.0%)
*                 RS W3 Warrants 4/17/19                                               27,340             --             0.0%
*                 SCCC Rights 5/15/17                                                   5,735          4,477             0.0%
                                                                                              -------------- ---------------
TOTAL THAILAND                                                                                         4,477             0.0%
                                                                                              -------------- ---------------
UNITED KINGDOM -- (0.0%)
*                 Cobham P.L.C. Rights 5/4/17                                         151,265        111,673             0.0%
                                                                                              -------------- ---------------
TOTAL RIGHTS/WARRANTS                                                                                149,494             0.0%
                                                                                              -------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                    2,826,061,945
                                                                                              -------------- ---------------

                                                                                                 VALUE+
                                                                                              --------------
SECURITIES LENDING COLLATERAL -- (2.0%)
(S)@              DFA Short Term Investment Fund                                    4,865,722 $   56,311,005             2.0%
                                                                                              -------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,385,579,035)                                           $2,882,372,950           101.2%
                                                                                              ============== ===============

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ----------------------------------------------
                                                                    LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                                                  ------------ ------------ ------- ------------
Common Stocks
   Australia                                                      $  2,181,675 $128,510,189      -- $130,691,864
   Austria                                                                  --   13,816,316      --   13,816,316
   Belgium                                                           1,091,492   30,294,592      --   31,386,084
   Brazil                                                           40,157,530           --      --   40,157,530
   Canada                                                          176,063,220           --      --  176,063,220
   Chile                                                             3,000,270    5,922,764      --    8,923,034
   China                                                            20,438,735  155,290,194      --  175,728,929
   Colombia                                                          2,236,281           --      --    2,236,281
   Czech Republic                                                           --      803,084      --      803,084
   Denmark                                                             805,318   36,825,325      --   37,630,643
   Egypt                                                                    --      161,687      --      161,687
   Finland                                                              21,375   38,418,767      --   38,440,142
   France                                                            3,707,763  153,468,402      --  157,176,165
   Germany                                                           7,810,251  139,106,225      --  146,916,476
   Greece                                                                   --    2,195,265      --    2,195,265
   Hong Kong                                                           262,368   64,064,714      --   64,327,082
   Hungary                                                                  --    2,465,146      --    2,465,146
   India                                                             2,032,138   79,961,727      --   81,993,865
   Indonesia                                                           397,686   18,182,886      --   18,580,572
   Ireland                                                           2,501,613    8,024,802      --   10,526,415
   Israel                                                            3,224,119   11,858,131      --   15,082,250
   Italy                                                             2,065,387   55,920,881      --   57,986,268
   Japan                                                            13,124,072  474,795,487      --  487,919,559
   Malaysia                                                                 --   19,867,267      --   19,867,267
   Mexico                                                           27,200,503           --      --   27,200,503
   Netherlands                                                      10,004,270   49,422,651      --   59,426,921
   New Zealand                                                          33,242   10,448,758      --   10,482,000
   Norway                                                              720,171   17,237,369      --   17,957,540
   Peru                                                                553,288           --      --      553,288
   Philippines                                                         167,678    8,792,665      --    8,960,343
   Poland                                                                   --   11,327,880      --   11,327,880
   Portugal                                                                 --    5,800,168      --    5,800,168
   Russia                                                              947,006    7,135,351      --    8,082,357
   Singapore                                                                --   24,147,859      --   24,147,859
   South Africa                                                      5,611,641   45,556,002      --   51,167,643
   South Korea                                                       5,794,947  110,241,068      --  116,036,015
   Spain                                                             4,203,625   48,604,308      --   52,807,933
   Sweden                                                              587,345   63,400,548      --   63,987,893
   Switzerland                                                      19,152,159  121,697,985      --  140,850,144
   Taiwan                                                            4,284,251  104,576,419      --  108,860,670
   Thailand                                                         18,398,000       36,496      --   18,434,496
   Turkey                                                               80,124    9,326,774      --    9,406,898
   United Kingdom                                                   76,765,432  265,782,942      --  342,548,374
   United States                                                            --      502,287      --      502,287
Preferred Stocks
   Brazil                                                           15,863,128           --      --   15,863,128
   Chile                                                                    --       74,088      --       74,088
   Colombia                                                            428,091           --      --      428,091
   Germany                                                                  --    9,888,651      --    9,888,651
   India                                                                   862       39,688      --       40,550
   United Kingdom                                                           --        1,587      --        1,587
Rights/Warrants
   Brazil                                                                   --        4,074      --        4,074
   Italy                                                                    --        3,493      --        3,493
   Malaysia                                                                 --       12,582      --       12,582
   Philippines                                                              --        1,962      --        1,962

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  --------------------------------------------------
                                                                    LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                                  ------------ -------------- ------- --------------
   South Korea                                                              --          1,814      --          1,814
   Taiwan                                                                   --          9,419      --          9,419
   Thailand                                                                 --          4,477      --          4,477
   United Kingdom                                                           --        111,673      --        111,673
Securities Lending Collateral                                               --     56,311,005      --     56,311,005
                                                                  ------------ -------------- ------- --------------
TOTAL                                                             $471,917,056 $2,410,455,894      -- $2,882,372,950
                                                                  ============ ============== ======= ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
COMMON STOCKS -- (96.7%)
Consumer Discretionary -- (15.6%)
*   1-800-Flowers.com, Inc. Class A                                 44,330 $    476,547       0.0%
    Aaron's, Inc.                                                    4,830      173,590       0.0%
#   Adient P.L.C.                                                   22,979    1,690,335       0.0%
*   Ascent Capital Group, Inc. Class A                               8,450      108,244       0.0%
#   Autoliv, Inc.                                                    9,404      942,187       0.0%
#*  AV Homes, Inc.                                                   3,852       67,603       0.0%
*   Ballantyne Strong, Inc.                                          9,030       56,889       0.0%
#*  Barnes & Noble Education, Inc.                                   7,710       80,261       0.0%
#   Barnes & Noble, Inc.                                            12,200      104,310       0.0%
    Bassett Furniture Industries, Inc.                               2,900       87,145       0.0%
#   Beasley Broadcast Group, Inc. Class A                            9,471      124,544       0.0%
*   Beazer Homes USA, Inc.                                           4,326       53,686       0.0%
#*  Belmond, Ltd. Class A                                           75,198      932,455       0.0%
#   Best Buy Co., Inc.                                             197,800   10,248,018       0.2%
#   Big 5 Sporting Goods Corp.                                       8,501      130,915       0.0%
#*  Biglari Holdings, Inc.                                               8        3,413       0.0%
#*  BJ's Restaurants, Inc.                                          25,971    1,171,292       0.0%
    Bob Evans Farms, Inc.                                           32,778    2,187,604       0.1%
#*  Build-A-Bear Workshop, Inc.                                     25,874      269,090       0.0%
*   Cabela's, Inc.                                                  53,051    2,896,585       0.1%
    Caleres, Inc.                                                   74,697    2,152,768       0.0%
#   Callaway Golf Co.                                               38,543      456,735       0.0%
*   Cambium Learning Group, Inc.                                    37,733      183,760       0.0%
    Canterbury Park Holding Corp.                                    2,755       27,963       0.0%
#   Carnival Corp.                                                 489,649   30,245,619       0.5%
#   Carriage Services, Inc.                                         20,916      572,053       0.0%
*   Cavco Industries, Inc.                                           7,600      902,500       0.0%
    CBS Corp. Class A                                               22,884    1,538,949       0.0%
*   Charter Communications, Inc. Class A                           339,394  117,145,233       1.9%
#*  Christopher & Banks Corp.                                       56,231       69,164       0.0%
#   Churchill Downs, Inc.                                            7,682    1,281,358       0.0%
    Citi Trends, Inc.                                                3,415       64,168       0.0%
#   Columbia Sportswear Co.                                          8,634      488,857       0.0%
    Comcast Corp. Class A                                        7,221,594  283,014,269       4.5%
#*  Conn's, Inc.                                                    25,450      447,920       0.0%
#   Core-Mark Holding Co., Inc.                                     96,236    3,370,185       0.1%
    CSS Industries, Inc.                                            10,852      286,059       0.0%
    CST Brands, Inc.                                                50,181    2,423,240       0.1%
    Culp, Inc.                                                      10,036      322,156       0.0%
#*  Delta Apparel, Inc.                                              7,532      132,036       0.0%
*   Destination Maternity Corp.                                        200          684       0.0%
#   DeVry Education Group, Inc.                                      8,757      331,452       0.0%
#   Dillard's, Inc. Class A                                        120,300    6,661,011       0.1%
*   Discovery Communications, Inc. Class B                           3,762      108,910       0.0%
#*  Discovery Communications, Inc. Class C                           3,762      105,261       0.0%
*   Dixie Group, Inc. (The)                                         11,800       44,250       0.0%
#*  Dorman Products, Inc.                                           12,311    1,023,660       0.0%
    Dover Motorsports, Inc.                                         15,098       30,951       0.0%
    DR Horton, Inc.                                                208,125    6,845,231       0.1%
#   Educational Development Corp.                                    1,679       13,852       0.0%
#*  Eldorado Resorts, Inc.                                          18,512      354,042       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Escalade, Inc.                                                     277 $     3,698       0.0%
#*  EW Scripps Co. (The) Class A                                    81,265   1,810,584       0.0%
    Flanigan's Enterprises, Inc.                                       865      21,798       0.0%
    Flexsteel Industries, Inc.                                       2,068     109,852       0.0%
    Ford Motor Co.                                               2,823,574  32,386,394       0.5%
#   Fred's, Inc. Class A                                            47,275     695,888       0.0%
*   FTD Cos., Inc.                                                  24,893     497,860       0.0%
#*  G-III Apparel Group, Ltd.                                       22,788     540,076       0.0%
#   GameStop Corp. Class A                                         104,752   2,376,823       0.1%
    Gaming Partners International Corp.                                500       4,980       0.0%
    Gannett Co., Inc.                                               59,819     500,087       0.0%
    General Motors Co.                                           1,095,598  37,951,515       0.6%
#*  Genesco, Inc.                                                    7,056     376,085       0.0%
    Graham Holdings Co. Class B                                      5,780   3,477,826       0.1%
*   Gray Television, Inc.                                           46,874     686,704       0.0%
#   Group 1 Automotive, Inc.                                        57,936   3,994,687       0.1%
*   Harte-Hanks, Inc.                                                8,749      11,899       0.0%
    Haverty Furniture Cos., Inc.                                    33,479     825,257       0.0%
*   Helen of Troy, Ltd.                                             61,653   5,795,382       0.1%
    Hooker Furniture Corp.                                          14,814     643,668       0.0%
*   Hyatt Hotels Corp. Class A                                      14,601     810,355       0.0%
#*  Iconix Brand Group, Inc.                                        54,810     383,670       0.0%
    International Speedway Corp. Class A                            24,844     921,712       0.0%
*   J Alexander's Holdings, Inc.                                     2,666      29,326       0.0%
#*  JAKKS Pacific, Inc.                                             13,103      64,205       0.0%
#*  JC Penney Co., Inc.                                             85,215     458,457       0.0%
#   Johnson Outdoors, Inc. Class A                                  15,588     566,156       0.0%
#   KB Home                                                         30,800     634,480       0.0%
#   Kohl's Corp.                                                    14,353     560,198       0.0%
    La-Z-Boy, Inc.                                                  56,332   1,571,663       0.0%
*   Lakeland Industries, Inc.                                       11,757     125,212       0.0%
#*  Lands' End, Inc.                                                21,056     496,922       0.0%
    Lennar Corp. Class A                                           224,100  11,317,050       0.2%
    Lennar Corp. Class B                                             7,868     335,255       0.0%
*   Liberty Broadband Corp. Class A                                 24,095   2,166,863       0.1%
*   Liberty Broadband Corp. Class B                                  1,905     171,336       0.0%
#*  Liberty Broadband Corp. Class C                                 67,601   6,162,507       0.1%
*   Liberty Expedia Holdings, Inc. Class A                          80,904   3,908,472       0.1%
#*  Liberty Expedia Holdings, Inc. Class B                           3,457     169,151       0.0%
*   Liberty Interactive Corp., QVC Group Class A                   815,470  17,271,655       0.3%
#*  Liberty Interactive Corp., QVC Group Class B                    35,706     761,966       0.0%
*   Liberty Media Corp.-Liberty Braves Class A                       9,638     239,312       0.0%
#*  Liberty Media Corp.-Liberty Braves Class B                         762      19,724       0.0%
*   Liberty Media Corp.-Liberty Braves Class C                      20,801     510,041       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class A                 17,043     577,928       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class C                 44,409   1,555,203       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A                    96,383   3,672,192       0.1%
*   Liberty Media Corp.-Liberty SiriusXM Class B                     7,622     297,029       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C                   208,010   7,902,300       0.1%
*   Liberty TripAdvisor Holdings, Inc. Class A                      76,802   1,128,989       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class B                       3,570      51,587       0.0%
#*  Liberty Ventures Series A                                      121,356   6,535,021       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE+    OF NET ASSETS**
                                                                       ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*        Liberty Ventures Series B                                      5,186 $   283,259       0.0%
          Lifetime Brands, Inc.                                         16,431     315,475       0.0%
#         Lions Gate Entertainment Corp. Class A                         4,691     122,763       0.0%
*         Lions Gate Entertainment Corp. Class B                             1          24       0.0%
#         Lithia Motors, Inc. Class A                                   34,933   3,337,848       0.1%
*         Luby's, Inc.                                                  32,226      94,744       0.0%
#*        M/I Homes, Inc.                                               37,930   1,030,179       0.0%
*         Madison Square Garden Co. (The) Class A                        9,852   1,987,838       0.0%
          Marcus Corp. (The)                                            18,899     638,786       0.0%
*         MarineMax, Inc.                                               29,164     593,487       0.0%
#         Marriott Vacations Worldwide Corp.                             2,531     278,866       0.0%
#*        McClatchy Co. (The) Class A                                    6,060      65,327       0.0%
(degrees) Media General, Inc.                                           25,196      47,872       0.0%
#         Meredith Corp.                                                32,676   1,913,180       0.0%
#*        Meritage Homes Corp.                                          28,156   1,096,676       0.0%
          MGM Resorts International                                    227,871   6,997,918       0.1%
#*        Modine Manufacturing Co.                                      14,650     177,265       0.0%
*         Mohawk Industries, Inc.                                       98,740  23,183,165       0.4%
*         Monarch Casino & Resort, Inc.                                  1,103      32,505       0.0%
#*        Motorcar Parts of America, Inc.                               13,074     396,404       0.0%
#         Movado Group, Inc.                                            21,998     514,753       0.0%
*         MSG Networks, Inc. Class A                                    29,558     737,472       0.0%
#*        Murphy USA, Inc.                                              30,778   2,141,225       0.0%
#         NACCO Industries, Inc. Class A                                 6,832     578,329       0.0%
          Newell Brands, Inc.                                          209,562  10,004,490       0.2%
          News Corp. Class A                                           402,247   5,116,582       0.1%
          News Corp. Class B                                            99,903   1,298,739       0.0%
          Nexstar Media Group, Inc.                                      3,146     217,074       0.0%
          Office Depot, Inc.                                           181,609     902,597       0.0%
*         Overstock.com, Inc.                                           37,715     654,355       0.0%
#         Penske Automotive Group, Inc.                                 43,845   2,091,845       0.0%
*         Perry Ellis International, Inc.                               19,169     393,348       0.0%
          PulteGroup, Inc.                                             143,221   3,246,820       0.1%
          PVH Corp.                                                     31,964   3,229,323       0.1%
          RCI Hospitality Holdings, Inc.                                12,026     200,113       0.0%
#*        Red Robin Gourmet Burgers, Inc.                               31,175   1,831,531       0.0%
*         Regis Corp.                                                   49,623     541,387       0.0%
#         Rent-A-Center, Inc.                                           76,435     817,090       0.0%
          Rocky Brands, Inc.                                             8,729     123,952       0.0%
          Royal Caribbean Cruises, Ltd.                                322,500  34,378,500       0.6%
#*        Ruby Tuesday, Inc.                                            17,500      44,625       0.0%
          Saga Communications, Inc. Class A                              8,693     445,516       0.0%
          Salem Media Group, Inc.                                       10,922      83,553       0.0%
          Scholastic Corp.                                              30,900   1,335,807       0.0%
#*        Sequential Brands Group, Inc.                                     70         236       0.0%
*         Shiloh Industries, Inc.                                       15,461     190,170       0.0%
          Shoe Carnival, Inc.                                           32,650     828,330       0.0%
          Spartan Motors, Inc.                                          16,820     138,765       0.0%
          Speedway Motorsports, Inc.                                    16,132     291,183       0.0%
          Standard Motor Products, Inc.                                 37,342   1,898,094       0.0%
          Staples, Inc.                                                426,509   4,166,993       0.1%
*         Stoneridge, Inc.                                              19,361     379,669       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Consumer Discretionary -- (Continued)
#   Strattec Security Corp.                                          5,224 $      167,952        0.0%
    Superior Industries International, Inc.                         23,275        506,231        0.0%
    Superior Uniform Group, Inc.                                    17,956        327,517        0.0%
*   Tandy Leather Factory, Inc.                                      9,974         87,272        0.0%
    TEGNA, Inc.                                                    119,639      3,048,402        0.1%
    Time Warner, Inc.                                            1,534,860    152,365,552        2.5%
    Time, Inc.                                                     191,857      2,916,226        0.1%
    Toll Brothers, Inc.                                            179,799      6,470,966        0.1%
#*  Tuesday Morning Corp.                                           60,500        196,625        0.0%
    Twenty-First Century Fox, Inc. Class A                       1,287,383     39,316,677        0.6%
    Twenty-First Century Fox, Inc. Class B                         550,972     16,452,024        0.3%
*   UCP, Inc. Class A                                                7,837         89,734        0.0%
*   Unifi, Inc.                                                     41,401      1,162,126        0.0%
#*  Universal Electronics, Inc.                                      3,206        222,176        0.0%
#*  Vista Outdoor, Inc.                                             69,826      1,365,797        0.0%
*   VOXX International Corp.                                         3,750         24,375        0.0%
    Walt Disney Co. (The)                                           26,220      3,031,032        0.1%
#   Wendy's Co. (The)                                              224,538      3,309,690        0.1%
*   West Marine, Inc.                                               26,468        290,089        0.0%
#   Whirlpool Corp.                                                 30,049      5,579,498        0.1%
                                                                           --------------      -----
Total Consumer Discretionary                                               1,004,882,017       16.1%
                                                                           --------------      -----
Consumer Staples -- (8.3%)
#   Alico, Inc.                                                        960         28,752        0.0%
#*  Alliance One International, Inc.                                 3,508         48,235        0.0%
    Andersons, Inc. (The)                                           23,660        883,701        0.0%
    Archer-Daniels-Midland Co.                                     813,476     37,216,527        0.6%
    Bunge, Ltd.                                                    121,368      9,591,713        0.2%
*   CCA Industries, Inc.                                             8,323         26,842        0.0%
*   Central Garden & Pet Co.                                        25,184        951,955        0.0%
*   Central Garden & Pet Co. Class A                                48,121      1,695,303        0.0%
    Constellation Brands, Inc. Class B                              12,615      2,178,926        0.1%
#*  Craft Brew Alliance, Inc.                                        9,754        132,654        0.0%
    CVS Health Corp.                                             1,510,745    124,545,818        2.0%
#   Fresh Del Monte Produce, Inc.                                   39,437      2,417,488        0.1%
#*  Hain Celestial Group, Inc. (The)                                87,292      3,228,931        0.1%
    Ingles Markets, Inc. Class A                                    11,437        534,108        0.0%
    Ingredion, Inc.                                                 62,117      7,691,327        0.1%
    JM Smucker Co. (The)                                           108,204     13,711,611        0.2%
#   John B. Sanfilippo & Son, Inc.                                  10,428        766,458        0.0%
    Kraft Heinz Co. (The)                                          176,768     15,978,060        0.3%
*   Landec Corp.                                                    37,056        509,520        0.0%
    Mannatech, Inc.                                                    717         11,221        0.0%
    Molson Coors Brewing Co. Class A                                 1,908        182,214        0.0%
    Molson Coors Brewing Co. Class B                               186,550     17,888,279        0.3%
    Mondelez International, Inc. Class A                         2,081,099     93,711,888        1.5%
    Nutraceutical International Corp.                               14,615        463,296        0.0%
    Oil-Dri Corp. of America                                         5,047        205,362        0.0%
    Omega Protein Corp.                                             25,852        520,918        0.0%
#*  Post Holdings, Inc.                                             50,201      4,226,422        0.1%
    Reynolds American, Inc.                                        188,277     12,143,866        0.2%
#   Sanderson Farms, Inc.                                           16,100      1,864,058        0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Staples -- (Continued)
#   Seaboard Corp.                                                   1,812 $  7,672,026       0.1%
*   Seneca Foods Corp. Class A                                       6,301      234,397       0.0%
*   Seneca Foods Corp. Class B                                         300       12,150       0.0%
#   Snyder's-Lance, Inc.                                            32,153    1,133,715       0.0%
    SpartanNash Co.                                                 34,281    1,261,541       0.0%
#*  TreeHouse Foods, Inc.                                           24,190    2,119,044       0.0%
    Tyson Foods, Inc. Class A                                      405,030   26,027,228       0.4%
#   Universal Corp.                                                 22,290    1,637,200       0.0%
    Wal-Mart Stores, Inc.                                        1,054,519   79,278,738       1.3%
    Walgreens Boots Alliance, Inc.                                 725,538   62,788,059       1.0%
#   Weis Markets, Inc.                                              11,602      670,712       0.0%
                                                                           ------------       ---
Total Consumer Staples                                                      536,190,263       8.6%
                                                                           ------------       ---
Energy -- (11.5%)
    Adams Resources & Energy, Inc.                                   6,004      243,882       0.0%
#   Alon USA Energy, Inc.                                           33,484      404,822       0.0%
    Anadarko Petroleum Corp.                                       258,932   14,764,303       0.3%
#   Apache Corp.                                                    15,708      764,037       0.0%
    Archrock, Inc.                                                  69,200      816,560       0.0%
    Baker Hughes, Inc.                                             127,976    7,597,935       0.1%
*   Barnwell Industries, Inc.                                        7,870       15,032       0.0%
#   Bristow Group, Inc.                                             37,360      499,503       0.0%
#*  Callon Petroleum Co.                                            13,214      156,454       0.0%
    Chevron Corp.                                                1,105,117  117,915,984       1.9%
#*  Cloud Peak Energy, Inc.                                         33,115      111,598       0.0%
    ConocoPhillips                                               1,489,306   71,352,650       1.2%
*   Dawson Geophysical Co.                                          29,011      145,925       0.0%
    Delek US Holdings, Inc.                                         52,256    1,257,802       0.0%
    EOG Resources, Inc.                                              8,874      820,845       0.0%
*   Era Group, Inc.                                                 24,458      310,861       0.0%
*   Exterran Corp.                                                  34,600      947,002       0.0%
    Exxon Mobil Corp.                                            2,790,357  227,832,649       3.7%
    Green Plains, Inc.                                              26,534      610,282       0.0%
    Gulf Island Fabrication, Inc.                                   15,018      149,429       0.0%
*   Helix Energy Solutions Group, Inc.                             103,010      630,421       0.0%
#   Helmerich & Payne, Inc.                                        108,670    6,589,749       0.1%
#   Hess Corp.                                                     165,152    8,064,372       0.1%
#   HollyFrontier Corp.                                             32,210      906,389       0.0%
#*  Hornbeck Offshore Services, Inc.                                 6,900       23,529       0.0%
*   International Seaways, Inc.                                         12          232       0.0%
    Kinder Morgan, Inc.                                            549,603   11,338,310       0.2%
#   Marathon Oil Corp.                                             467,019    6,944,573       0.1%
    Marathon Petroleum Corp.                                       903,936   46,046,500       0.8%
*   Matrix Service Co.                                              15,423      181,220       0.0%
#   Murphy Oil Corp.                                               108,993    2,853,437       0.1%
#   Nabors Industries, Ltd.                                        181,974    1,881,611       0.0%
#   National Oilwell Varco, Inc.                                   213,118    7,452,736       0.1%
*   Natural Gas Services Group, Inc.                                15,026      411,712       0.0%
#*  Newpark Resources, Inc.                                         97,395      745,072       0.0%
#   Noble Energy, Inc.                                             133,794    4,325,560       0.1%
    Occidental Petroleum Corp.                                     193,548   11,910,944       0.2%
*   Parker Drilling Co.                                            103,773      171,225       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Energy -- (Continued)
#   Patterson-UTI Energy, Inc.                                     152,325 $  3,297,075       0.1%
#*  PDC Energy, Inc.                                                24,103    1,331,209       0.0%
*   PHI, Inc. Non-Voting                                            15,570      182,636       0.0%
*   PHI, Inc. Voting                                                 1,099       12,748       0.0%
    Phillips 66                                                    775,455   61,695,200       1.0%
*   Pioneer Energy Services Corp.                                   74,262      226,499       0.0%
    Pioneer Natural Resources Co.                                   88,400   15,292,316       0.3%
*   QEP Resources, Inc.                                             33,043      390,238       0.0%
#*  Renewable Energy Group, Inc.                                     2,882       30,117       0.0%
#*  REX American Resources Corp.                                     4,050      383,454       0.0%
#*  Rowan Cos. P.L.C. Class A                                      118,378    1,665,578       0.0%
    Schlumberger, Ltd.                                             603,242   43,789,337       0.7%
*   SEACOR Holdings, Inc.                                           20,471    1,344,126       0.0%
#   SemGroup Corp. Class A                                           4,727      157,409       0.0%
#   Ship Finance International, Ltd.                                12,481      175,358       0.0%
#*  Superior Energy Services, Inc.                                  75,686      914,287       0.0%
#*  Tesco Corp.                                                      3,745       24,530       0.0%
    Tesoro Corp.                                                   168,807   13,455,606       0.2%
#*  Unit Corp.                                                      52,140    1,120,489       0.0%
    Valero Energy Corp.                                            605,899   39,147,134       0.6%
    Western Refining, Inc.                                          47,810    1,648,967       0.0%
*   Whiting Petroleum Corp.                                         16,007      132,858       0.0%
                                                                           ------------      ----
Total Energy                                                                743,612,318      11.9%
                                                                           ------------      ----
Financials -- (21.6%)
#   1st Source Corp.                                                45,305    2,188,685       0.0%
    Aflac, Inc.                                                    168,611   12,625,592       0.2%
*   Alleghany Corp.                                                  3,115    1,902,330       0.0%
    Allied World Assurance Co. Holdings AG                          76,431    4,057,722       0.1%
    Allstate Corp. (The)                                           211,174   17,166,334       0.3%
    American Equity Investment Life Holding Co.                     88,700    2,103,964       0.0%
    American Financial Group, Inc.                                 173,596   16,892,627       0.3%
    American International Group, Inc.                             838,781   51,090,151       0.8%
    American National Insurance Co.                                 23,302    2,724,470       0.1%
    AmeriServ Financial, Inc.                                       33,075      133,954       0.0%
*   Arch Capital Group, Ltd.                                         3,094      300,025       0.0%
    Argo Group International Holdings, Ltd.                         51,636    3,405,394       0.1%
    Aspen Insurance Holdings, Ltd.                                 102,623    5,372,314       0.1%
#   Associated Banc-Corp                                            31,434      782,707       0.0%
    Assurant, Inc.                                                  65,820    6,334,517       0.1%
    Assured Guaranty, Ltd.                                         122,989    4,689,571       0.1%
*   Asta Funding, Inc.                                                 885        7,434       0.0%
    Astoria Financial Corp.                                         19,344      394,424       0.0%
*   Atlanticus Holdings Corp.                                       14,467       37,614       0.0%
    Axis Capital Holdings, Ltd.                                      8,510      560,809       0.0%
    Baldwin & Lyons, Inc. Class A                                      300        7,020       0.0%
    Baldwin & Lyons, Inc. Class B                                    6,556      160,622       0.0%
*   Bancorp, Inc. (The)                                                459        2,961       0.0%
#   Bank Mutual Corp.                                               14,475      133,170       0.0%
    Bank of America Corp.                                        6,066,147  141,583,871       2.3%
    Bank of New York Mellon Corp. (The)                            724,844   34,111,159       0.6%
    BankFinancial Corp.                                             21,475      317,400       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
    Bar Harbor Bankshares                                            2,733 $     84,149       0.0%
#   BB&T Corp.                                                     189,706    8,191,505       0.1%
    BCB Bancorp, Inc.                                                1,059       16,732       0.0%
    Berkshire Hills Bancorp, Inc.                                   30,747    1,153,012       0.0%
    Capital City Bank Group, Inc.                                   15,389      317,167       0.0%
    Capital One Financial Corp.                                    373,787   30,044,999       0.5%
*   Cascade Bancorp                                                 15,799      118,177       0.0%
    Cathay General Bancorp                                          17,730      674,626       0.0%
    CenterState Banks, Inc.                                            747       18,847       0.0%
    Century Bancorp, Inc. Class A                                      495       31,210       0.0%
    Chubb, Ltd.                                                    143,188   19,652,553       0.3%
#   Cincinnati Financial Corp.                                      12,284      885,554       0.0%
#   CIT Group, Inc.                                                 45,907    2,125,953       0.0%
    Citigroup, Inc.                                              1,870,326  110,573,673       1.8%
    Citizens Community Bancorp, Inc.                                10,355      148,491       0.0%
    CME Group, Inc.                                                381,507   44,327,298       0.7%
#   CNA Financial Corp.                                            200,051    9,054,308       0.2%
    CNO Financial Group, Inc.                                      301,264    6,347,632       0.1%
    Codorus Valley Bancorp, Inc.                                       144        4,175       0.0%
    Comerica, Inc.                                                  16,431    1,161,672       0.0%
    Community West Bancshares                                          400        4,060       0.0%
*   Consumer Portfolio Services, Inc.                               30,005      146,124       0.0%
#*  Cowen Group, Inc. Class A                                        3,989       63,425       0.0%
    Donegal Group, Inc. Class A                                     13,586      226,343       0.0%
*   E*TRADE Financial Corp.                                         89,699    3,099,100       0.1%
    Eastern Virginia Bankshares, Inc.                                  307        3,521       0.0%
    EMC Insurance Group, Inc.                                       23,450      672,546       0.0%
    Enterprise Financial Services Corp.                                436       18,421       0.0%
    ESSA Bancorp, Inc.                                               8,217      124,323       0.0%
    Evans Bancorp, Inc.                                              1,681       63,878       0.0%
    Everest Re Group, Ltd.                                          34,913    8,787,951       0.2%
    Farmers Capital Bank Corp.                                         302       12,533       0.0%
    FBL Financial Group, Inc. Class A                               24,660    1,639,890       0.0%
    Federal Agricultural Mortgage Corp. Class A                        177        9,639       0.0%
    Federal Agricultural Mortgage Corp. Class C                      9,200      524,860       0.0%
    Federated National Holding Co.                                  13,665      219,733       0.0%
    Fidelity Southern Corp.                                          7,213      162,437       0.0%
    Fifth Third Bancorp                                            127,045    3,103,709       0.1%
*   First Acceptance Corp.                                          27,347       31,723       0.0%
    First American Financial Corp.                                  61,982    2,690,639       0.1%
    First Bancorp                                                   16,138      484,786       0.0%
    First Business Financial Services, Inc.                            964       25,613       0.0%
    First Citizens BancShares, Inc. Class A                          8,627    3,002,714       0.1%
    First Commonwealth Financial Corp.                              30,547      394,362       0.0%
    First Community Bancshares, Inc.                                   183        4,842       0.0%
    First Defiance Financial Corp.                                  10,880      583,603       0.0%
    First Financial Northwest, Inc.                                 25,371      397,817       0.0%
    First Merchants Corp.                                           41,623    1,722,360       0.0%
    First Midwest Bancorp, Inc.                                      7,168      162,785       0.0%
    First South Bancorp, Inc.                                        2,278       29,568       0.0%
    FNB Corp.                                                       63,117      898,786       0.0%
*   FNFV Group                                                      15,438      211,501       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
*   Genworth Financial, Inc. Class A                                34,964 $    141,255       0.0%
*   Global Indemnity, Ltd.                                           8,282      335,835       0.0%
    Goldman Sachs Group, Inc. (The)                                209,155   46,808,889       0.8%
    Great Southern Bancorp, Inc.                                     1,616       81,042       0.0%
    Great Western Bancorp, Inc.                                        260       10,712       0.0%
    Guaranty Federal Bancshares, Inc.                                1,684       34,303       0.0%
*   Hallmark Financial Services, Inc.                               20,834      218,965       0.0%
    Hanover Insurance Group, Inc. (The)                             88,829    7,840,936       0.1%
    Hartford Financial Services Group, Inc. (The)                  320,787   15,513,259       0.3%
    Heartland Financial USA, Inc.                                      465       22,320       0.0%
    Hilltop Holdings, Inc.                                          26,171      727,816       0.0%
    Hingham Institution for Savings                                    231       41,462       0.0%
*   HMN Financial, Inc.                                              3,456       60,134       0.0%
    Home Bancorp, Inc.                                                 719       26,704       0.0%
    HopFed Bancorp, Inc.                                             6,781      100,020       0.0%
#   Horace Mann Educators Corp.                                     58,206    2,249,662       0.0%
    Huntington Bancshares, Inc.                                     70,847      911,092       0.0%
    Iberiabank Corp.                                                   697       55,307       0.0%
    Independence Holding Co.                                        13,333      252,660       0.0%
    Infinity Property & Casualty Corp.                              15,800    1,568,150       0.0%
    International Bancshares Corp.                                     800       29,920       0.0%
    Investment Technology Group, Inc.                               23,677      471,409       0.0%
    Investors Title Co.                                              1,169      208,339       0.0%
    Janus Capital Group, Inc.                                       24,840      339,314       0.0%
    JPMorgan Chase & Co.                                         2,695,925  234,545,475       3.8%
    Kemper Corp.                                                    46,361    1,824,305       0.0%
#   Kentucky First Federal Bancorp                                   2,400       23,280       0.0%
    KeyCorp                                                        526,210    9,598,070       0.2%
#   Lakeland Bancorp, Inc.                                           8,740      169,993       0.0%
    Landmark Bancorp, Inc.                                           2,277       70,245       0.0%
#   Legg Mason, Inc.                                                43,400    1,622,292       0.0%
    Lincoln National Corp.                                         134,595    8,873,848       0.2%
    Loews Corp.                                                    243,798   11,365,863       0.2%
#   M&T Bank Corp.                                                   4,241      659,094       0.0%
    Macatawa Bank Corp.                                                291        2,785       0.0%
    Mackinac Financial Corp.                                         6,893      102,706       0.0%
#   Maiden Holdings, Ltd.                                            5,792       71,531       0.0%
#   MainSource Financial Group, Inc.                                45,000    1,539,000       0.0%
#*  Markel Corp.                                                       101       97,930       0.0%
    Marlin Business Services Corp.                                  14,241      362,433       0.0%
    MB Financial, Inc.                                              19,678      836,512       0.0%
#*  MBIA, Inc.                                                      82,267      691,043       0.0%
    MBT Financial Corp.                                              9,396      105,235       0.0%
    Mercantile Bank Corp.                                            4,422      148,712       0.0%
    MetLife, Inc.                                                  949,912   49,214,941       0.8%
    MidWestOne Financial Group, Inc.                                   346       12,006       0.0%
    Morgan Stanley                                               1,036,923   44,971,351       0.7%
    MutualFirst Financial, Inc.                                      2,300       75,785       0.0%
    Nasdaq, Inc.                                                    28,194    1,941,721       0.0%
#   National Western Life Group, Inc. Class A                          900      275,616       0.0%
    Navigators Group, Inc. (The)                                     7,370      398,348       0.0%
    New York Community Bancorp, Inc.                                52,185      693,539       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    NewStar Financial, Inc.                                         41,166 $   442,123       0.0%
#   Northrim BanCorp, Inc.                                           5,734     183,488       0.0%
    OFG Bancorp                                                     30,191     353,235       0.0%
    Old Republic International Corp.                               172,923   3,576,048       0.1%
    Oppenheimer Holdings, Inc. Class A                               3,097      53,578       0.0%
    PacWest Bancorp                                                  1,076      53,144       0.0%
    Park Sterling Corp.                                                992      12,202       0.0%
    People's United Financial, Inc.                                 69,156   1,208,155       0.0%
    Peoples Bancorp of North Carolina, Inc.                            250       7,085       0.0%
#   Peoples Bancorp, Inc.                                           15,923     533,102       0.0%
#*  PHH Corp.                                                       54,576     704,030       0.0%
    Piper Jaffray Cos.                                                 312      19,531       0.0%
    PNC Financial Services Group, Inc. (The)                       212,279  25,420,410       0.4%
    Popular, Inc.                                                   56,536   2,369,424       0.0%
    Premier Financial Bancorp, Inc.                                  4,877     104,514       0.0%
#   Principal Financial Group, Inc.                                218,754  14,247,448       0.2%
    Provident Financial Holdings, Inc.                                 544      10,461       0.0%
    Provident Financial Services, Inc.                              21,059     541,006       0.0%
    Prudential Financial, Inc.                                     497,625  53,260,804       0.9%
    Radian Group, Inc.                                             161,945   2,733,632       0.1%
    Regions Financial Corp.                                      1,302,555  17,910,131       0.3%
    Reinsurance Group of America, Inc.                             153,566  19,201,893       0.3%
    RenaissanceRe Holdings, Ltd.                                    12,667   1,800,867       0.0%
#   Renasant Corp.                                                  42,102   1,785,125       0.0%
#*  Republic First Bancorp, Inc.                                     2,174      18,696       0.0%
    Riverview Bancorp, Inc.                                          1,682      12,211       0.0%
    Safety Insurance Group, Inc.                                    26,197   1,896,663       0.0%
    Sandy Spring Bancorp, Inc.                                       9,125     394,656       0.0%
*   Select Bancorp, Inc.                                               600       6,756       0.0%
#   Selective Insurance Group, Inc.                                 45,200   2,386,560       0.1%
    SI Financial Group, Inc.                                         5,661      84,632       0.0%
*   Southern First Bancshares, Inc.                                  1,216      40,979       0.0%
    Southwest Bancorp, Inc.                                         16,974     440,475       0.0%
    State Auto Financial Corp.                                      15,100     405,737       0.0%
    State Street Corp.                                               4,112     344,997       0.0%
#   Sterling Bancorp                                                70,552   1,640,334       0.0%
    Stewart Information Services Corp.                              12,271     582,136       0.0%
    SunTrust Banks, Inc.                                           255,532  14,516,773       0.2%
    Synchrony Financial                                            544,549  15,138,462       0.3%
#   Synovus Financial Corp.                                         22,796     952,873       0.0%
    Timberland Bancorp, Inc.                                         2,500      55,425       0.0%
    Tiptree, Inc.                                                   37,071     261,351       0.0%
    Torchmark Corp.                                                  7,000     536,970       0.0%
    Travelers Cos., Inc. (The)                                     155,898  18,966,551       0.3%
    Trico Bancshares                                                   854      30,283       0.0%
    Trustmark Corp.                                                  4,194     139,325       0.0%
    Umpqua Holdings Corp.                                           34,932     617,248       0.0%
*   Unico American Corp.                                             1,900      19,475       0.0%
    Union Bankshares Corp.                                          37,042   1,268,318       0.0%
#   United Bankshares, Inc.                                         12,121     483,628       0.0%
    United Financial Bancorp, Inc.                                   9,193     158,763       0.0%
    United Fire Group, Inc.                                         24,429   1,074,876       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                  SHARES       VALUE+      ASSETS**
                                                                 --------- -------------- ----------
Financials -- (Continued)
*   United Security Bancshares                                         440 $        3,674     0.0%
    Unity Bancorp, Inc.                                              3,999         65,384     0.0%
    Univest Corp. of Pennsylvania                                      156          4,727     0.0%
    Unum Group                                                     517,445     23,973,227     0.4%
    Validus Holdings, Ltd.                                           8,958        495,198     0.0%
#   Valley National Bancorp                                            768          9,032     0.0%
    Voya Financial, Inc.                                            14,373        537,263     0.0%
#   Washington Federal, Inc.                                        97,887      3,298,792     0.1%
    Waterstone Financial, Inc.                                       1,426         27,094     0.0%
    Wells Fargo & Co.                                            2,237,608    120,472,815     1.9%
    WesBanco, Inc.                                                  31,678      1,261,101     0.0%
    Western New England Bancorp, Inc.                               11,698        122,829     0.0%
    Wintrust Financial Corp.                                        24,224      1,716,513     0.0%
    WR Berkley Corp.                                                 5,305        360,634     0.0%
#   XL Group, Ltd.                                                 240,766     10,076,057     0.2%
#   Zions Bancorporation                                            53,325      2,134,600     0.0%
                                                                           --------------    ----
Total Financials                                                            1,395,450,859    22.3%
                                                                           --------------    ----
Health Care -- (11.0%)
    Abbott Laboratories                                            715,025     31,203,691     0.5%
#   Aceto Corp.                                                     31,686        502,223     0.0%
*   Addus HomeCare Corp.                                             2,044         69,394     0.0%
#   Aetna, Inc.                                                    558,462     75,431,462     1.2%
#*  Albany Molecular Research, Inc.                                 24,874        398,233     0.0%
*   Alere, Inc.                                                     45,800      2,251,986     0.1%
    Allergan P.L.C.                                                123,871     30,207,182     0.5%
    Analogic Corp.                                                   2,988        214,688     0.0%
*   AngioDynamics, Inc.                                             14,354        222,774     0.0%
#*  Anika Therapeutics, Inc.                                        14,671        676,773     0.0%
    Anthem, Inc.                                                   504,640     89,770,410     1.4%
#*  Aptevo Therapeutics, Inc.                                        4,339          8,678     0.0%
    Baxter International, Inc.                                      27,380      1,524,518     0.0%
    Cigna Corp.                                                     42,954      6,716,717     0.1%
#   CONMED Corp.                                                    43,239      2,125,629     0.0%
#   Cooper Cos., Inc. (The)                                         13,956      2,795,805     0.1%
*   Cross Country Healthcare, Inc.                                   7,595        106,102     0.0%
*   CryoLife, Inc.                                                  17,502        317,661     0.0%
#*  Cumberland Pharmaceuticals, Inc.                                23,319        135,950     0.0%
*   Cutera, Inc.                                                     1,289         25,200     0.0%
    Danaher Corp.                                                  376,391     31,364,662     0.5%
    Digirad Corp.                                                   26,711        125,542     0.0%
#*  Emergent BioSolutions, Inc.                                      8,678        259,559     0.0%
#*  Envision Healthcare Corp.                                       30,743      1,722,530     0.0%
*   Enzo Biochem, Inc.                                              41,397        364,294     0.0%
*   Exactech, Inc.                                                   3,390        100,514     0.0%
*   Express Scripts Holding Co.                                    493,239     30,255,280     0.5%
    Humana, Inc.                                                   236,814     52,567,972     0.9%
#*  Impax Laboratories, Inc.                                         4,700         66,035     0.0%
#*  Integer Holdings Corp.                                          41,672      1,531,446     0.0%
#   Invacare Corp.                                                   7,330        107,751     0.0%
    Kewaunee Scientific Corp.                                        1,631         37,921     0.0%
    Kindred Healthcare, Inc.                                        22,803        218,909     0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Health Care -- (Continued)
*   LHC Group, Inc.                                                  1,418 $     76,714       0.0%
*   LifePoint Health, Inc.                                          82,208    5,109,227       0.1%
*   Magellan Health, Inc.                                           17,899    1,231,451       0.0%
    Medtronic P.L.C.                                               794,453   66,011,100       1.1%
*   Merit Medical Systems, Inc.                                     13,395      451,412       0.0%
*   Micron Solutions, Inc.                                           1,200        4,728       0.0%
#*  Molina Healthcare, Inc.                                         24,941    1,241,812       0.0%
*   Mylan NV                                                        19,873      742,257       0.0%
    National HealthCare Corp.                                        6,484      482,539       0.0%
#*  Natus Medical, Inc.                                             15,698      549,430       0.0%
*   Nuvectra Corp.                                                  13,890      113,620       0.0%
*   Omnicell, Inc.                                                  35,405    1,465,767       0.0%
    PerkinElmer, Inc.                                               76,500    4,544,865       0.1%
    Pfizer, Inc.                                                 4,178,729  141,742,488       2.3%
*   PharMerica Corp.                                                33,305      785,998       0.0%
#*  Prestige Brands Holdings, Inc.                                 111,489    6,400,583       0.1%
    Quest Diagnostics, Inc.                                          5,500      580,305       0.0%
*   RTI Surgical, Inc.                                              73,086      295,998       0.0%
*   SciClone Pharmaceuticals, Inc.                                  13,028      125,720       0.0%
*   Select Medical Holdings Corp.                                   42,204      580,305       0.0%
*   Surmodics, Inc.                                                  5,593      127,800       0.0%
    Teleflex, Inc.                                                  37,223    7,701,066       0.1%
    Thermo Fisher Scientific, Inc.                                 499,520   82,585,642       1.3%
#*  Tivity Health, Inc.                                             11,581      389,122       0.0%
*   Triple-S Management Corp. Class B                               20,684      374,380       0.0%
    UnitedHealth Group, Inc.                                        89,716   15,689,534       0.3%
*   VCA, Inc.                                                       69,140    6,331,150       0.1%
*   WellCare Health Plans, Inc.                                     18,375    2,818,909       0.1%
                                                                           ------------      ----
Total Health Care                                                           711,981,413      11.4%
                                                                           ------------      ----
Industrials -- (11.4%)
    AAR Corp.                                                       32,906    1,184,287       0.0%
    ABM Industries, Inc.                                            64,500    2,785,755       0.1%
#   Acme United Corp.                                                1,030       29,870       0.0%
#   Actuant Corp. Class A                                            4,057      110,756       0.0%
#*  AECOM                                                           55,835    1,910,115       0.0%
*   Aegion Corp.                                                    42,549      970,968       0.0%
#*  Aerovironment, Inc.                                             35,065    1,001,807       0.0%
    AGCO Corp.                                                      58,973    3,773,682       0.1%
*   Air Transport Services Group, Inc.                               6,308      116,004       0.0%
    Alamo Group, Inc.                                               22,751    1,798,694       0.0%
    Alaska Air Group, Inc.                                         105,252    8,955,893       0.2%
    Albany International Corp. Class A                              20,551    1,001,861       0.0%
    AMERCO                                                          29,431   11,020,732       0.2%
*   Ameresco, Inc. Class A                                             981        6,327       0.0%
#   American Railcar Industries, Inc.                               20,003      839,126       0.0%
#   Apogee Enterprises, Inc.                                        36,374    1,982,383       0.1%
    ArcBest Corp.                                                   12,135      320,971       0.0%
    Arconic, Inc.                                                  331,751    9,066,755       0.2%
    Argan, Inc.                                                         21        1,404       0.0%
    Astec Industries, Inc.                                          22,925    1,452,299       0.0%
*   Atlas Air Worldwide Holdings, Inc.                              31,815    1,845,270       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Barnes Group, Inc.                                              36,400 $ 2,000,908       0.1%
    Brady Corp. Class A                                             38,500   1,499,575       0.0%
    Briggs & Stratton Corp.                                         41,033   1,025,415       0.0%
*   CAI International, Inc.                                         17,082     352,231       0.0%
*   Casella Waste Systems, Inc. Class A                              5,201      78,275       0.0%
    Caterpillar, Inc.                                              107,902  11,034,059       0.2%
*   CBIZ, Inc.                                                      38,149     600,847       0.0%
*   CDI Corp.                                                       26,779     218,249       0.0%
    CECO Environmental Corp.                                         3,773      42,597       0.0%
#   Celadon Group, Inc.                                             24,642      97,336       0.0%
    Chicago Rivet & Machine Co.                                        700      29,001       0.0%
#   CIRCOR International, Inc.                                      10,019     668,367       0.0%
    Columbus McKinnon Corp.                                         17,542     458,372       0.0%
    Comfort Systems USA, Inc.                                       44,560   1,635,352       0.0%
    CompX International, Inc.                                          500       7,450       0.0%
#   Covanta Holding Corp.                                           13,562     197,327       0.0%
*   Covenant Transportation Group, Inc. Class A                      7,080     132,608       0.0%
    CRA International, Inc.                                          7,613     288,837       0.0%
    CSX Corp.                                                    1,242,950  63,191,578       1.0%
    Cummins, Inc.                                                      900     135,846       0.0%
    Curtiss-Wright Corp.                                            46,353   4,332,151       0.1%
    Delta Air Lines, Inc.                                          420,626  19,113,245       0.3%
*   DigitalGlobe, Inc.                                              21,971     707,466       0.0%
    DMC Global, Inc.                                                 1,436      21,971       0.0%
#   Douglas Dynamics, Inc.                                          30,234     964,465       0.0%
#*  Ducommun, Inc.                                                  12,645     371,637       0.0%
    Eastern Co. (The)                                               10,193     281,836       0.0%
    Eaton Corp. P.L.C.                                             242,913  18,373,939       0.3%
    EMCOR Group, Inc.                                               50,540   3,322,500       0.1%
    Encore Wire Corp.                                               19,966     882,497       0.0%
    EnerSys                                                         43,239   3,593,593       0.1%
*   Engility Holdings, Inc.                                          7,988     226,460       0.0%
    Ennis, Inc.                                                     31,756     558,906       0.0%
    ESCO Technologies, Inc.                                         17,601   1,035,819       0.0%
    Espey Manufacturing & Electronics Corp.                          1,671      38,884       0.0%
    Essendant, Inc.                                                 24,021     401,151       0.0%
#*  Esterline Technologies Corp.                                    44,968   4,112,324       0.1%
    Federal Signal Corp.                                            71,923   1,122,718       0.0%
    FedEx Corp.                                                    142,324  26,998,863       0.4%
    Fortune Brands Home & Security, Inc.                           123,726   7,886,295       0.1%
*   Franklin Covey Co.                                               3,046      64,728       0.0%
#   FreightCar America, Inc.                                         9,404     122,816       0.0%
*   FTI Consulting, Inc.                                            25,736     890,208       0.0%
#   GATX Corp.                                                      65,445   3,920,156       0.1%
*   Gencor Industries, Inc.                                         13,149     218,273       0.0%
    General Electric Co.                                         2,102,284  60,945,213       1.0%
*   Genesee & Wyoming, Inc. Class A                                  1,200      81,312       0.0%
*   Gibraltar Industries, Inc.                                      24,203     949,968       0.0%
    Gorman-Rupp Co. (The)                                           46,961   1,344,024       0.0%
*   GP Strategies Corp.                                             18,583     503,599       0.0%
#   Granite Construction, Inc.                                      27,179   1,432,605       0.0%
#*  Great Lakes Dredge & Dock Corp.                                 69,820     317,681       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
#   Greenbrier Cos., Inc. (The)                                   22,451 $   975,496       0.0%
#   Griffon Corp.                                                 67,323   1,615,752       0.0%
#*  Hawaiian Holdings, Inc.                                        9,193     499,180       0.0%
    Heidrick & Struggles International, Inc.                      18,234     392,031       0.0%
#*  Herc Holdings, Inc.                                           18,560     843,923       0.0%
#*  Hertz Global Holdings, Inc.                                   55,682     918,196       0.0%
#*  Hill International, Inc.                                      27,154     109,974       0.0%
    Hurco Cos., Inc.                                               7,910     229,390       0.0%
*   Huron Consulting Group, Inc.                                   4,001     178,045       0.0%
#   Hyster-Yale Materials Handling, Inc.                          12,246     736,107       0.0%
*   ICF International, Inc.                                       31,660   1,397,789       0.0%
    Ingersoll-Rand P.L.C.                                        213,109  18,913,424       0.3%
*   InnerWorkings, Inc.                                           96,587   1,022,856       0.0%
    Insteel Industries, Inc.                                      17,578     611,890       0.0%
*   JetBlue Airways Corp.                                        324,893   7,092,414       0.1%
    Johnson Controls International P.L.C.                        124,900   5,192,093       0.1%
    Kadant, Inc.                                                   5,786     359,600       0.0%
    KAR Auction Services, Inc.                                    18,100     789,522       0.0%
#   KBR, Inc.                                                      3,600      50,580       0.0%
    Kennametal, Inc.                                               1,000      41,580       0.0%
*   Key Technology, Inc.                                           3,199      41,715       0.0%
    Kimball International, Inc. Class B                           31,258     555,455       0.0%
#   Korn/Ferry International                                      33,148   1,073,995       0.0%
#*  Kratos Defense & Security Solutions, Inc.                      2,711      20,658       0.0%
    L3 Technologies, Inc.                                        100,470  17,257,732       0.3%
*   Lawson Products, Inc.                                          8,847     201,269       0.0%
    LB Foster Co. Class A                                          6,682      94,884       0.0%
*   LMI Aerospace, Inc.                                           13,807     191,503       0.0%
    LS Starrett Co. (The) Class A                                  1,997      19,571       0.0%
    LSI Industries, Inc.                                          27,715     251,375       0.0%
*   Lydall, Inc.                                                  14,605     765,302       0.0%
    ManpowerGroup, Inc.                                           22,886   2,311,028       0.1%
    Marten Transport, Ltd.                                        47,782   1,184,994       0.0%
    Matson, Inc.                                                  62,316   1,975,417       0.0%
    Matthews International Corp. Class A                          12,387     849,129       0.0%
    McGrath RentCorp                                              17,552     610,985       0.0%
*   Mercury Systems, Inc.                                          2,055      76,816       0.0%
    Miller Industries, Inc.                                       20,099     510,515       0.0%
    Mobile Mini, Inc.                                             54,461   1,563,031       0.0%
*   Moog, Inc. Class A                                            35,339   2,426,022       0.1%
    Mueller Industries, Inc.                                      30,912     990,420       0.0%
#   Multi-Color Corp.                                                308      23,654       0.0%
*   MYR Group, Inc.                                               19,582     827,535       0.0%
    National Presto Industries, Inc.                                 571      59,584       0.0%
*   Navigant Consulting, Inc.                                     12,297     294,759       0.0%
*   NL Industries, Inc.                                           42,070     340,767       0.0%
#   NN, Inc.                                                      18,396     507,730       0.0%
    Norfolk Southern Corp.                                       545,229  64,058,955       1.0%
*   Northwest Pipe Co.                                             6,690      93,727       0.0%
*   NOW, Inc.                                                     62,737   1,067,156       0.0%
*   On Assignment, Inc.                                           53,951   2,793,043       0.1%
#   Orbital ATK, Inc.                                             56,610   5,604,390       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    Oshkosh Corp.                                                 14,466 $ 1,003,796       0.0%
    Owens Corning                                                149,300   9,084,905       0.2%
*   PAM Transportation Services, Inc.                              6,449     121,048       0.0%
#   Pentair P.L.C.                                               117,934   7,607,922       0.1%
*   Perma-Pipe International Holdings, Inc.                        8,900      71,645       0.0%
    Powell Industries, Inc.                                        7,529     259,675       0.0%
    Quad/Graphics, Inc.                                            1,591      41,780       0.0%
#   Quanex Building Products Corp.                                21,431     437,192       0.0%
*   Quanta Services, Inc.                                        168,307   5,964,800       0.1%
    Raytheon Co.                                                  44,355   6,884,340       0.1%
*   RCM Technologies, Inc.                                        20,293      96,595       0.0%
    Regal Beloit Corp.                                            16,070   1,267,120       0.0%
    Republic Services, Inc.                                      429,755  27,070,267       0.5%
    Resources Connection, Inc.                                    25,955     360,775       0.0%
*   Roadrunner Transportation Systems, Inc.                          879       5,907       0.0%
*   RPX Corp.                                                     13,600     174,624       0.0%
*   Rush Enterprises, Inc. Class A                                32,603   1,230,763       0.0%
*   Rush Enterprises, Inc. Class B                                18,522     641,602       0.0%
    Ryder System, Inc.                                            89,844   6,101,306       0.1%
*   Saia, Inc.                                                     8,925     429,739       0.0%
*   SIFCO Industries, Inc.                                         6,623      53,646       0.0%
    SkyWest, Inc.                                                 38,506   1,432,423       0.0%
    Southwest Airlines Co.                                       645,761  36,304,683       0.6%
*   Sparton Corp.                                                  8,563     190,698       0.0%
*   SPX FLOW, Inc.                                                12,803     462,700       0.0%
    Standex International Corp.                                   22,341   2,098,937       0.1%
    Stanley Black & Decker, Inc.                                 154,919  21,092,222       0.4%
    Steelcase, Inc. Class A                                       55,469     945,746       0.0%
    Supreme Industries, Inc. Class A                               1,433      28,717       0.0%
#*  Team, Inc.                                                     6,674     179,531       0.0%
#   Terex Corp.                                                   27,578     964,678       0.0%
    Tetra Tech, Inc.                                              45,222   1,987,507       0.1%
*   Titan Machinery, Inc.                                          2,883      45,696       0.0%
#*  TRC Cos., Inc.                                                23,870     417,725       0.0%
    Trinity Industries, Inc.                                     183,814   4,944,597       0.1%
    Triton International, Ltd.                                    24,053     736,262       0.0%
#   Triumph Group, Inc.                                           57,456   1,505,347       0.0%
#*  Tutor Perini Corp.                                            33,844   1,044,087       0.0%
*   Twin Disc, Inc.                                                  900      17,640       0.0%
*   Ultralife Corp.                                                3,309      18,200       0.0%
    UniFirst Corp.                                                18,705   2,603,736       0.1%
    Union Pacific Corp.                                          888,128  99,434,811       1.6%
*   United Continental Holdings, Inc.                             92,477   6,492,810       0.1%
    United Technologies Corp.                                    228,103  27,141,976       0.5%
    Universal Forest Products, Inc.                               31,800   3,030,222       0.1%
#*  USA Truck, Inc.                                               12,805      85,922       0.0%
*   Vectrus, Inc.                                                  4,069     103,515       0.0%
*   Veritiv Corp.                                                  9,437     487,421       0.0%
    Viad Corp.                                                    23,193   1,048,324       0.0%
*   Virco Manufacturing Corp.                                     12,601      57,335       0.0%
    VSE Corp.                                                        610      26,017       0.0%
    Watts Water Technologies, Inc. Class A                         1,534      95,415       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Industrials -- (Continued)
#   Werner Enterprises, Inc.                                        34,105 $    931,067       0.0%
*   Wesco Aircraft Holdings, Inc.                                    6,228       75,670       0.0%
*   WESCO International, Inc.                                       11,687      712,323       0.0%
#*  Willdan Group, Inc.                                              1,000       28,370       0.0%
*   Willis Lease Finance Corp.                                       6,713      152,452       0.0%
#*  XPO Logistics, Inc.                                             12,216      603,348       0.0%
                                                                           ------------      ----
Total Industrials                                                           736,057,027      11.8%
                                                                           ------------      ----
Information Technology -- (11.6%)
    Activision Blizzard, Inc.                                      982,162   51,317,964       0.8%
*   Actua Corp.                                                      1,184       16,576       0.0%
*   Acxiom Corp.                                                     7,769      224,524       0.0%
*   Agilysys, Inc.                                                  16,899      167,300       0.0%
*   Alpha & Omega Semiconductor, Ltd.                               20,661      341,940       0.0%
*   ARRIS International P.L.C.                                      70,523    1,832,893       0.0%
*   Arrow Electronics, Inc.                                        175,521   12,374,230       0.2%
    AstroNova, Inc.                                                  6,285       93,647       0.0%
    Avnet, Inc.                                                    139,400    5,393,386       0.1%
    AVX Corp.                                                       72,760    1,230,372       0.0%
*   Aware, Inc.                                                     14,326       68,765       0.0%
*   Axcelis Technologies, Inc.                                         175        3,369       0.0%
*   AXT, Inc.                                                       16,521      111,517       0.0%
    Bel Fuse, Inc. Class A                                           3,874       81,916       0.0%
    Bel Fuse, Inc. Class B                                          11,837      286,455       0.0%
*   Benchmark Electronics, Inc.                                     62,063    1,967,397       0.0%
#   Black Box Corp.                                                 18,611      184,249       0.0%
#*  Blackhawk Network Holdings, Inc.                                25,926    1,048,707       0.0%
*   Blucora, Inc.                                                   57,127    1,053,993       0.0%
    Brocade Communications Systems, Inc.                           461,513    5,801,218       0.1%
    Brooks Automation, Inc.                                         50,847    1,284,395       0.0%
*   BSQUARE Corp.                                                    4,065       21,341       0.0%
*   CACI International, Inc. Class A                                24,830    2,929,940       0.1%
*   Calix, Inc.                                                     16,027      107,381       0.0%
    Cisco Systems, Inc.                                          4,601,656  156,778,420       2.5%
    Cohu, Inc.                                                      28,915      541,578       0.0%
*   CommerceHub, Inc. Series A                                       5,992       95,872       0.0%
*   CommerceHub, Inc. Series C                                      20,893      332,617       0.0%
    Comtech Telecommunications Corp.                                15,569      218,122       0.0%
    Concurrent Computer Corp.                                       11,740       58,113       0.0%
*   Conduent, Inc.                                                 177,926    2,901,973       0.1%
    Convergys Corp.                                                197,364    4,442,664       0.1%
*   CoreLogic, Inc.                                                 96,545    4,126,333       0.1%
    Corning, Inc.                                                  785,955   22,674,802       0.4%
#*  Cray, Inc.                                                      12,866      230,301       0.0%
    CSP, Inc.                                                        2,414       26,337       0.0%
    CTS Corp.                                                       66,936    1,479,286       0.0%
#*  CyberOptics Corp.                                                3,281       71,034       0.0%
#   Cypress Semiconductor Corp.                                     52,022      728,828       0.0%
*   Dell Technologies, Inc. Class V                                 38,133    2,559,106       0.1%
*   Digi International, Inc.                                        25,438      315,431       0.0%
*   Diodes, Inc.                                                     4,709      110,144       0.0%
*   DSP Group, Inc.                                                 46,713      581,577       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
*   DXC Technology Co.                                             228,936 $ 17,248,038       0.3%
*   EchoStar Corp. Class A                                          23,551    1,355,596       0.0%
#*  Edgewater Technology, Inc.                                      13,603       98,894       0.0%
*   Electro Scientific Industries, Inc.                              6,085       42,473       0.0%
#*  Electronics for Imaging, Inc.                                   58,110    2,660,276       0.1%
    Emcore Corp.                                                       744        6,696       0.0%
#*  EnerNOC, Inc.                                                    6,397       36,143       0.0%
*   Entegris, Inc.                                                     300        7,440       0.0%
*   ePlus, Inc.                                                     17,490    1,246,162       0.0%
*   Exar Corp.                                                      51,341      667,946       0.0%
#*  Fabrinet                                                         4,055      140,587       0.0%
    Fidelity National Information Services, Inc.                   151,857   12,784,841       0.2%
#*  Finisar Corp.                                                   61,526    1,405,254       0.0%
#*  First Solar, Inc.                                               28,266      835,260       0.0%
*   FormFactor, Inc.                                                46,295      513,874       0.0%
*   Frequency Electronics, Inc.                                      9,253       97,157       0.0%
#*  GSI Technology, Inc.                                             3,363       27,005       0.0%
#*  Harmonic, Inc.                                                  22,962      133,180       0.0%
    Hewlett Packard Enterprise Co.                               1,070,310   19,939,875       0.3%
*   IAC/InterActiveCorp                                            125,298   10,400,987       0.2%
*   ID Systems, Inc.                                                 3,917       25,735       0.0%
#*  Inseego Corp.                                                   10,953       23,439       0.0%
*   Insight Enterprises, Inc.                                       42,100    1,772,410       0.0%
    Intel Corp.                                                  4,616,182  166,874,979       2.7%
#*  IntriCon Corp.                                                   2,835       25,232       0.0%
*   Itron, Inc.                                                     33,397    2,165,795       0.1%
    IXYS Corp.                                                       3,055       42,617       0.0%
    Juniper Networks, Inc.                                         212,100    6,377,847       0.1%
*   Key Tronic Corp.                                                17,623      138,693       0.0%
*   Kimball Electronics, Inc.                                       23,443      404,392       0.0%
*   Kulicke & Soffa Industries, Inc.                                71,688    1,600,076       0.0%
#*  KVH Industries, Inc.                                            19,858      158,864       0.0%
#   Lam Research Corp.                                              11,111    1,609,428       0.0%
*   Lattice Semiconductor Corp.                                    108,469      744,097       0.0%
*   Limelight Networks, Inc.                                        10,944       34,364       0.0%
    ManTech International Corp. Class A                              2,048       72,704       0.0%
    Marvell Technology Group, Ltd.                                 166,418    2,499,598       0.1%
*   Maxwell Technologies, Inc.                                       2,521       15,378       0.0%
    Methode Electronics, Inc.                                       79,272    3,531,568       0.1%
*   Micron Technology, Inc.                                        758,908   20,998,984       0.4%
*   Microsemi Corp.                                                  7,940      372,704       0.0%
    MKS Instruments, Inc.                                           61,200    4,788,900       0.1%
#   MOCON, Inc.                                                        700       20,895       0.0%
#*  ModusLink Global Solutions, Inc.                                12,901       21,803       0.0%
*   NCI, Inc. Class A                                                  686       10,187       0.0%
#*  NETGEAR, Inc.                                                      428       20,180       0.0%
*   Optical Cable Corp.                                             10,793       32,379       0.0%
*   PAR Technology Corp.                                            12,896      110,261       0.0%
    Park Electrochemical Corp.                                       1,642       28,439       0.0%
    PC Connection, Inc.                                             35,467    1,019,322       0.0%
    PC-Tel, Inc.                                                    22,216      171,952       0.0%
*   PCM, Inc.                                                       10,471      263,869       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
*   Photronics, Inc.                                                79,712 $    916,688       0.0%
*   Plexus Corp.                                                    10,626      552,446       0.0%
#*  Qorvo, Inc.                                                     24,909    1,694,559       0.0%
    QUALCOMM, Inc.                                               1,059,256   56,924,417       0.9%
*   Rambus, Inc.                                                     1,069       13,384       0.0%
    Reis, Inc.                                                      13,511      254,007       0.0%
    Richardson Electronics, Ltd.                                    15,464       92,475       0.0%
*   Rogers Corp.                                                     7,543      776,476       0.0%
*   Rudolph Technologies, Inc.                                      16,097      394,376       0.0%
*   Sanmina Corp.                                                   39,846    1,484,263       0.0%
*   ScanSource, Inc.                                                14,745      582,427       0.0%
*   ShoreTel, Inc.                                                   3,200       20,960       0.0%
*   Sonus Networks, Inc.                                             6,622       50,857       0.0%
#   SS&C Technologies Holdings, Inc.                                51,586    1,895,270       0.0%
*   StarTek, Inc.                                                   22,913      208,050       0.0%
#*  SunPower Corp.                                                  18,322      127,155       0.0%
*   Super Micro Computer, Inc.                                       5,886      143,618       0.0%
*   Sykes Enterprises, Inc.                                         20,292      604,905       0.0%
    SYNNEX Corp.                                                    55,900    6,061,237       0.1%
*   Synopsys, Inc.                                                   4,200      309,540       0.0%
    TE Connectivity, Ltd.                                          132,787   10,273,730       0.2%
#*  Tech Data Corp.                                                 81,325    7,778,736       0.1%
*   Telenav, Inc.                                                    9,865       85,826       0.0%
    Teradyne, Inc.                                                  26,789      944,848       0.0%
    Tessco Technologies, Inc.                                        8,689      121,646       0.0%
    TiVo Corp.                                                      19,000      375,250       0.0%
*   TTM Technologies, Inc.                                          55,241      924,182       0.0%
#*  Veeco Instruments, Inc.                                         15,978      527,274       0.0%
#*  Virtusa Corp.                                                   30,064      931,383       0.0%
#   Vishay Intertechnology, Inc.                                   151,731    2,480,802       0.1%
*   Vishay Precision Group, Inc.                                    16,480      283,456       0.0%
    Western Digital Corp.                                          215,907   19,230,836       0.3%
*   Xcerra Corp.                                                    20,165      197,617       0.0%
    Xerox Corp.                                                    889,633    6,396,461       0.1%
*   XO Group, Inc.                                                   6,284      110,284       0.0%
    Xperi Corp.                                                     48,635    1,634,136       0.0%
*   Yahoo!, Inc.                                                 1,048,770   50,561,202       0.8%
                                                                           ------------      ----
Total Information Technology                                                747,805,567      11.9%
                                                                           ------------      ----
Materials -- (1.7%)
#   A Schulman, Inc.                                                30,360      960,894       0.0%
    Alcoa Corp.                                                    110,583    3,729,965       0.1%
#   Allegheny Technologies, Inc.                                    22,777      417,958       0.0%
    Ampco-Pittsburgh Corp.                                           4,007       58,302       0.0%
    Ashland Global Holdings, Inc.                                  112,560   13,901,160       0.2%
#   Bemis Co., Inc.                                                 24,092    1,082,454       0.0%
    Cabot Corp.                                                     46,280    2,785,593       0.1%
#*  Century Aluminum Co.                                            15,822      215,812       0.0%
*   Clearwater Paper Corp.                                          16,822      817,549       0.0%
    Commercial Metals Co.                                           85,208    1,588,277       0.0%
*   Core Molding Technologies, Inc.                                 11,847      234,334       0.0%
    Domtar Corp.                                                     8,107      321,443       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Materials -- (Continued)
    Dow Chemical Co. (The)                                          11,060 $    694,568       0.0%
    Friedman Industries, Inc.                                       10,726       66,501       0.0%
    FutureFuel Corp.                                                 6,104       94,368       0.0%
    Graphic Packaging Holding Co.                                  154,000    2,091,320       0.0%
    Greif, Inc. Class A                                              4,885      286,359       0.0%
    Huntsman Corp.                                                  50,242    1,244,494       0.0%
*   Ingevity Corp.                                                  28,551    1,805,280       0.0%
    International Paper Co.                                         22,821    1,231,649       0.0%
    Kaiser Aluminum Corp.                                           27,181    2,294,348       0.1%
    KapStone Paper and Packaging Corp.                              80,984    1,707,953       0.0%
*   Kraton Corp.                                                     5,435      177,779       0.0%
*   Louisiana-Pacific Corp.                                        173,457    4,464,783       0.1%
    Martin Marietta Materials, Inc.                                 23,633    5,203,750       0.1%
    Materion Corp.                                                  18,497      703,811       0.0%
    Mercer International, Inc.                                      21,725      265,045       0.0%
    Minerals Technologies, Inc.                                     34,280    2,697,836       0.1%
    Mosaic Co. (The)                                                17,274      465,189       0.0%
#   Myers Industries, Inc.                                          52,892      862,140       0.0%
    Neenah Paper, Inc.                                               7,684      602,041       0.0%
    Newmont Mining Corp.                                           141,468    4,783,033       0.1%
*   Northern Technologies International Corp.                        3,035       47,194       0.0%
    Nucor Corp.                                                     83,945    5,148,347       0.1%
#   Olin Corp.                                                      69,801    2,242,706       0.0%
    Olympic Steel, Inc.                                              9,986      225,184       0.0%
    PH Glatfelter Co.                                               50,600    1,088,406       0.0%
    PolyOne Corp.                                                    5,174      202,872       0.0%
    Reliance Steel & Aluminum Co.                                   93,801    7,393,395       0.1%
    Schnitzer Steel Industries, Inc. Class A                           400        7,560       0.0%
    Sensient Technologies Corp.                                     38,101    3,116,662       0.1%
    Steel Dynamics, Inc.                                            94,919    3,430,373       0.1%
*   Stillwater Mining Co.                                           55,630    1,000,227       0.0%
*   SunCoke Energy, Inc.                                            62,210      570,466       0.0%
#*  Synalloy Corp.                                                   5,144       66,615       0.0%
    Tredegar Corp.                                                  27,973      479,737       0.0%
    Tronox, Ltd. Class A                                             1,600       26,416       0.0%
#*  Universal Stainless & Alloy Products, Inc.                       6,269      113,155       0.0%
    Vulcan Materials Co.                                            58,246    7,040,776       0.1%
#   Westlake Chemical Corp.                                        158,152    9,844,962       0.2%
    WestRock Co.                                                   200,591   10,743,654       0.2%
    Worthington Industries, Inc.                                    47,320    2,058,420       0.0%
                                                                           ------------       ---
Total Materials                                                             112,703,115       1.8%
                                                                           ------------       ---
Real Estate -- (0.1%)
    Alexander & Baldwin, Inc.                                       66,838    3,075,216       0.1%
    Griffin Industrial Realty, Inc.                                  1,500       45,405       0.0%
    Stratus Properties, Inc.                                         3,069       91,610       0.0%
                                                                           ------------       ---
Total Real Estate                                                             3,212,231       0.1%
                                                                           ------------       ---
Telecommunication Services -- (3.9%)
    AT&T, Inc.                                                   5,605,081  222,129,360       3.6%
#   ATN International, Inc.                                             84        5,812       0.0%
#   CenturyLink, Inc.                                              512,432   13,154,130       0.2%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                    SHARES       VALUE+     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
Telecommunication Services -- (Continued)
#    Frontier Communications Corp.                                   696,949 $    1,310,264        0.0%
*    General Communication, Inc. Class A                               2,840        106,330        0.0%
#*   Iridium Communications, Inc.                                     14,800        156,880        0.0%
#*   Lumos Networks Corp.                                                500          8,955        0.0%
#*   ORBCOMM, Inc.                                                    44,499        428,970        0.0%
     Spok Holdings, Inc.                                              12,522        224,770        0.0%
#*   Sprint Corp.                                                    422,600      3,816,078        0.1%
*    T-Mobile US, Inc.                                               113,786      7,654,384        0.1%
     Telephone & Data Systems, Inc.                                  111,207      3,053,744        0.0%
*    United States Cellular Corp.                                      7,591        297,415        0.0%
*    Vonage Holdings Corp.                                            85,934        576,617        0.0%
                                                                             --------------      -----
Total Telecommunication Services                                                252,923,709        4.0%
                                                                             --------------      -----
Utilities -- (0.0%)
#*   Calpine Corp.                                                    62,921        641,794        0.0%
     Consolidated Water Co., Ltd.                                      6,656         78,541        0.0%
     NRG Energy, Inc.                                                 55,469        937,426        0.0%
     Ormat Technologies, Inc.                                         20,134      1,189,114        0.0%
                                                                             --------------      -----
Total Utilities                                                                   2,846,875        0.0%
                                                                             --------------      -----
TOTAL COMMON STOCKS                                                           6,247,665,394       99.9%
                                                                             --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value Rights                 157,807        160,158        0.0%
(degrees)#* Safeway PDC, LLC Contingent Value Rights                 157,807          7,701        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                               167,859        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   6,247,833,253
                                                                             --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.1%)
     State Street Institutional U.S. Government Money Market
       Fund, 0.680%                                                7,711,887      7,711,887        0.1%
                                                                             --------------      -----
SECURITIES LENDING COLLATERAL -- (3.2%)
(S)@ DFA Short Term Investment Fund                               17,856,512    206,653,418        3.3%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,653,284,037)                          $6,462,198,558      103.3%
                                                                             ==============      =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary                $1,004,834,145 $     47,872     --  $1,004,882,017
   Consumer Staples                         536,190,263           --     --     536,190,263
   Energy                                   743,612,318           --     --     743,612,318
   Financials                             1,395,450,859           --     --   1,395,450,859
   Health Care                              711,981,413           --     --     711,981,413
   Industrials                              736,057,027           --     --     736,057,027
   Information Technology                   747,805,567           --     --     747,805,567
   Materials                                112,703,115           --     --     112,703,115
   Real Estate                                3,212,231           --     --       3,212,231
   Telecommunication Services               252,923,709           --     --     252,923,709
   Utilities                                  2,846,875           --     --       2,846,875
Rights/Warrants                                      --      167,859     --         167,859
Temporary Cash Investments                    7,711,887           --     --       7,711,887
Securities Lending Collateral                        --  206,653,418     --     206,653,418
                                         -------------- ------------ ------  --------------
TOTAL                                    $6,255,329,409 $206,869,149     --  $6,462,198,558
                                         ============== ============ ======  ==============

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
COMMON STOCKS -- (94.9%)
Consumer Discretionary -- (16.5%)
*                 1-800-Flowers.com, Inc. Class A                                      600 $  6,450             0.0%
                  Aaron's, Inc.                                                      1,222   43,919             0.1%
                  Adient P.L.C.                                                        403   29,645             0.0%
                  Advance Auto Parts, Inc.                                             495   70,359             0.1%
*                 Amazon.com, Inc.                                                     713  659,518             0.7%
                  AMC Entertainment Holdings, Inc. Class A                           1,323   40,087             0.1%
*                 AMC Networks, Inc. Class A                                           412   24,588             0.0%
*                 America's Car-Mart, Inc.                                             140    5,222             0.0%
*                 American Axle & Manufacturing Holdings, Inc.                       1,414   24,872             0.0%
                  American Eagle Outfitters, Inc.                                    3,500   49,315             0.1%
#*                American Outdoor Brands Corp.                                      1,129   25,007             0.0%
                  Aramark                                                            2,812  102,694             0.1%
*                 Asbury Automotive Group, Inc.                                        700   42,840             0.1%
*                 Ascent Capital Group, Inc. Class A                                   200    2,562             0.0%
#                 Autoliv, Inc.                                                        600   60,114             0.1%
#*                AutoNation, Inc.                                                   1,520   63,840             0.1%
*                 AutoZone, Inc.                                                        25   17,305             0.0%
*                 AV Homes, Inc.                                                       469    8,231             0.0%
*                 Ballantyne Strong, Inc.                                              500    3,150             0.0%
*                 Barnes & Noble Education, Inc.                                       929    9,671             0.0%
                  Beasley Broadcast Group, Inc. Class A                                300    3,945             0.0%
#                 Bed Bath & Beyond, Inc.                                            1,500   58,125             0.1%
*                 Belmond, Ltd. Class A                                              1,713   21,241             0.0%
                  Best Buy Co., Inc.                                                 3,240  167,864             0.2%
#                 Big 5 Sporting Goods Corp.                                           600    9,240             0.0%
#                 Big Lots, Inc.                                                     1,158   58,467             0.1%
*                 Biglari Holdings, Inc.                                                28   11,946             0.0%
*                 BJ's Restaurants, Inc.                                               536   24,174             0.0%
                  Bloomin' Brands, Inc.                                              1,659   35,984             0.0%
                  Bob Evans Farms, Inc.                                                400   26,696             0.0%
*                 Bojangles', Inc.                                                   1,056   23,179             0.0%
                  BorgWarner, Inc.                                                   1,629   68,874             0.1%
*                 Bright Horizons Family Solutions, Inc.                               712   54,197             0.1%
                  Brinker International, Inc.                                          525   23,200             0.0%
                  Brunswick Corp.                                                    1,491   84,614             0.1%
#                 Buckle, Inc. (The)                                                   400    7,480             0.0%
*                 Buffalo Wild Wings, Inc.                                             200   31,510             0.0%
*                 Build-A-Bear Workshop, Inc.                                          500    5,200             0.0%
*                 Burlington Stores, Inc.                                              364   36,007             0.0%
*                 Cabela's, Inc.                                                       935   51,051             0.1%
                  Cable One, Inc.                                                       82   55,913             0.1%
#                 CalAtlantic Group, Inc.                                            1,848   66,935             0.1%
                  Caleres, Inc.                                                        960   27,667             0.0%
                  Callaway Golf Co.                                                    980   11,613             0.0%
*                 Cambium Learning Group, Inc.                                       1,078    5,250             0.0%
                  Capella Education Co.                                                231   22,014             0.0%
*                 Career Education Corp.                                             2,500   25,375             0.0%
*                 CarMax, Inc.                                                       2,088  122,148             0.1%
                  Carnival Corp.                                                     1,701  105,071             0.1%
                  Carriage Services, Inc.                                              300    8,205             0.0%
*                 Carrols Restaurant Group, Inc.                                       883   12,362             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Consumer Discretionary -- (Continued)
                  Carter's, Inc.                                                       474 $ 43,627             0.1%
                  Cato Corp. (The) Class A                                             700   15,792             0.0%
*                 Cavco Industries, Inc.                                               200   23,750             0.0%
                  CBS Corp. Class B                                                  1,376   91,587             0.1%
*                 Century Communities, Inc.                                            400   10,920             0.0%
*                 Charter Communications, Inc. Class A                                 972  335,496             0.4%
                  Cheesecake Factory, Inc. (The)                                       800   51,328             0.1%
                  Chico's FAS, Inc.                                                  2,100   29,022             0.0%
#                 Children's Place, Inc. (The)                                         500   57,400             0.1%
#*                Chipotle Mexican Grill, Inc.                                          51   24,198             0.0%
                  Choice Hotels International, Inc.                                    490   30,723             0.0%
*                 Chuy's Holdings, Inc.                                                602   17,940             0.0%
                  Cinemark Holdings, Inc.                                            2,138   92,362             0.1%
                  ClubCorp Holdings, Inc.                                            1,322   17,781             0.0%
                  Coach, Inc.                                                        2,142   84,373             0.1%
                  Columbia Sportswear Co.                                              800   45,296             0.1%
                  Comcast Corp. Class A                                             21,836  855,753             0.9%
#                 Cooper Tire & Rubber Co.                                           1,440   55,152             0.1%
*                 Cooper-Standard Holdings, Inc.                                       348   39,348             0.1%
                  Core-Mark Holding Co., Inc.                                          800   28,016             0.0%
#                 Cracker Barrel Old Country Store, Inc.                               400   64,076             0.1%
*                 Crocs, Inc.                                                          602    3,750             0.0%
                  CST Brands, Inc.                                                   1,321   63,791             0.1%
                  Culp, Inc.                                                           300    9,630             0.0%
                  Dana, Inc.                                                         4,036   78,379             0.1%
                  Darden Restaurants, Inc.                                             764   65,085             0.1%
*                 Dave & Buster's Entertainment, Inc.                                  961   61,514             0.1%
*                 Deckers Outdoor Corp.                                                400   23,836             0.0%
*                 Del Frisco's Restaurant Group, Inc.                                  200    3,440             0.0%
*                 Del Taco Restaurants, Inc.                                           885   11,638             0.0%
                  Delphi Automotive P.L.C.                                             500   40,200             0.1%
*                 Denny's Corp.                                                        998   12,675             0.0%
*                 Destination XL Group, Inc.                                           609    1,553             0.0%
                  DeVry Education Group, Inc.                                        1,197   45,306             0.1%
                  Dick's Sporting Goods, Inc.                                        1,296   65,513             0.1%
#                 Dillard's, Inc. Class A                                              821   45,459             0.1%
                  DineEquity, Inc.                                                     566   32,002             0.0%
#*                Discovery Communications, Inc. Class A                             1,822   52,437             0.1%
*                 Discovery Communications, Inc. Class C                             2,337   65,389             0.1%
*                 DISH Network Corp. Class A                                           572   36,860             0.0%
                  Dollar General Corp.                                               1,755  127,606             0.1%
*                 Dollar Tree, Inc.                                                  1,914  158,422             0.2%
                  Domino's Pizza, Inc.                                                 205   37,185             0.0%
#*                Dorman Products, Inc.                                                400   33,260             0.0%
                  DR Horton, Inc.                                                    3,620  119,062             0.1%
                  DSW, Inc. Class A                                                    695   14,331             0.0%
                  Dunkin' Brands Group, Inc.                                           626   34,968             0.0%
                  Entercom Communications Corp. Class A                              1,119   14,155             0.0%
                  Entravision Communications Corp. Class A                           1,558    9,660             0.0%
#                 Ethan Allen Interiors, Inc.                                          800   23,840             0.0%
*                 EW Scripps Co. (The) Class A                                         879   19,584             0.0%
#                 Expedia, Inc.                                                        761  101,761             0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Consumer Discretionary -- (Continued)
*                 Express, Inc.                                                      1,624 $ 14,015             0.0%
*                 Fiesta Restaurant Group, Inc.                                        433   10,544             0.0%
                  Finish Line, Inc. (The) Class A                                      700   11,067             0.0%
#*                Five Below, Inc.                                                     467   22,939             0.0%
                  Flexsteel Industries, Inc.                                           282   14,980             0.0%
                  Foot Locker, Inc.                                                  1,678  129,777             0.1%
                  Ford Motor Co.                                                    25,273  289,881             0.3%
*                 Fox Factory Holding Corp.                                          1,139   34,227             0.0%
*                 Francesca's Holdings Corp.                                         1,448   22,849             0.0%
*                 FTD Cos., Inc.                                                       492    9,840             0.0%
#*                G-III Apparel Group, Ltd.                                          1,200   28,440             0.0%
                  GameStop Corp. Class A                                             2,894   65,665             0.1%
                  Gannett Co., Inc.                                                  1,889   15,792             0.0%
                  Gap, Inc. (The)                                                    3,489   91,412             0.1%
                  Garmin, Ltd.                                                       1,300   66,092             0.1%
                  General Motors Co.                                                 9,839  340,823             0.4%
*                 Genesco, Inc.                                                        400   21,320             0.0%
                  Gentex Corp.                                                       3,426   70,747             0.1%
*                 Gentherm, Inc.                                                       750   27,862             0.0%
                  Genuine Parts Co.                                                  1,282  117,970             0.1%
#*                Global Eagle Entertainment, Inc.                                   1,749    5,422             0.0%
                  Goodyear Tire & Rubber Co. (The)                                   3,008  108,980             0.1%
                  Graham Holdings Co. Class B                                           45   27,076             0.0%
*                 Grand Canyon Education, Inc.                                         866   65,089             0.1%
*                 Gray Television, Inc.                                              1,180   17,287             0.0%
*                 Green Brick Partners, Inc.                                            52      536             0.0%
                  Group 1 Automotive, Inc.                                             500   34,475             0.0%
                  H&R Block, Inc.                                                    1,384   34,309             0.0%
#                 Hanesbrands, Inc.                                                  1,700   37,077             0.0%
#                 Harley-Davidson, Inc.                                                848   48,175             0.1%
                  Hasbro, Inc.                                                         400   39,644             0.1%
                  Haverty Furniture Cos., Inc.                                         600   14,790             0.0%
*                 Helen of Troy, Ltd.                                                  522   49,068             0.1%
*                 Hibbett Sports, Inc.                                                 267    6,942             0.0%
*                 Hilton Grand Vacations, Inc.                                         744   24,902             0.0%
                  Hilton Worldwide Holdings, Inc.                                      673   39,687             0.1%
                  Home Depot, Inc. (The)                                             2,426  378,699             0.4%
                  Hooker Furniture Corp.                                               200    8,690             0.0%
*                 Horizon Global Corp.                                                 182    2,564             0.0%
*                 Houghton Mifflin Harcourt Co.                                      1,069   12,293             0.0%
                  HSN, Inc.                                                            596   21,992             0.0%
*                 Hyatt Hotels Corp. Class A                                           300   16,650             0.0%
                  ILG, Inc.                                                          1,115   26,883             0.0%
*                 IMAX Corp.                                                           634   19,337             0.0%
*                 Installed Building Products, Inc.                                    475   25,341             0.0%
                  Interpublic Group of Cos., Inc. (The)                              3,100   73,067             0.1%
*                 Intrawest Resorts Holdings, Inc.                                     743   17,520             0.0%
#*                iRobot Corp.                                                         344   27,431             0.0%
*                 J Alexander's Holdings, Inc.                                         279    3,069             0.0%
                  Jack in the Box, Inc.                                                400   40,788             0.1%
#*                JC Penney Co., Inc.                                                3,485   18,749             0.0%
                  John Wiley & Sons, Inc. Class A                                      940   49,538             0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Consumer Discretionary -- (Continued)
                  John Wiley & Sons, Inc. Class B                                       70 $  3,716             0.0%
*                 K12, Inc.                                                            700   13,195             0.0%
*                 Kate Spade & Co.                                                     472    8,213             0.0%
#                 KB Home                                                            1,375   28,325             0.0%
*                 Kirkland's, Inc.                                                     474    5,574             0.0%
#                 Kohl's Corp.                                                       2,523   98,473             0.1%
#                 L Brands, Inc.                                                       400   21,124             0.0%
*                 La Quinta Holdings, Inc.                                              26      367             0.0%
                  La-Z-Boy, Inc.                                                       800   22,320             0.0%
*                 Lakeland Industries, Inc.                                            200    2,130             0.0%
                  LCI Industries                                                       407   41,168             0.1%
                  Lear Corp.                                                         1,021  145,656             0.2%
                  Leggett & Platt, Inc.                                                460   24,168             0.0%
                  Lennar Corp. Class A                                               1,539   77,719             0.1%
                  Libbey, Inc.                                                         640    6,720             0.0%
*                 Liberty Broadband Corp. Class A                                      185   16,637             0.0%
*                 Liberty Broadband Corp. Class C                                    1,008   91,889             0.1%
*                 Liberty Expedia Holdings, Inc. Class A                               248   11,981             0.0%
*                 Liberty Interactive Corp., QVC Group Class A                       2,535   53,691             0.1%
*                 Liberty Media Corp.-Liberty Braves Class A                            74    1,837             0.0%
*                 Liberty Media Corp.-Liberty Braves Class C                           148    3,629             0.0%
#*                Liberty Media Corp.-Liberty Formula One Class A                      185    6,273             0.0%
#*                Liberty Media Corp.-Liberty Formula One Class C                      370   12,957             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class A                         740   28,194             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class C                       1,480   56,225             0.1%
*                 Liberty TripAdvisor Holdings, Inc. Class A                         1,193   17,537             0.0%
*                 Liberty Ventures Series A                                            980   52,773             0.1%
                  Lifetime Brands, Inc.                                                500    9,600             0.0%
#                 Lions Gate Entertainment Corp. Class A                               969   25,359             0.0%
*                 Lions Gate Entertainment Corp. Class B                               707   16,862             0.0%
#                 Lithia Motors, Inc. Class A                                          400   38,220             0.0%
*                 Live Nation Entertainment, Inc.                                    1,764   56,730             0.1%
*                 LKQ Corp.                                                          3,200   99,968             0.1%
                  Lowe's Cos., Inc.                                                  1,781  151,171             0.2%
*                 Lululemon Athletica, Inc.                                            200   10,400             0.0%
#*                Lumber Liquidators Holdings, Inc.                                    171    4,198             0.0%
*                 M/I Homes, Inc.                                                      500   13,580             0.0%
                  Macy's, Inc.                                                       3,155   92,189             0.1%
*                 Madison Square Garden Co. (The) Class A                              309   62,347             0.1%
                  Marcus Corp. (The)                                                   500   16,900             0.0%
*                 MarineMax, Inc.                                                      380    7,733             0.0%
                  Marriott International, Inc. Class A                                 760   71,759             0.1%
                  Marriott Vacations Worldwide Corp.                                   290   31,952             0.0%
#                 Mattel, Inc.                                                       1,400   31,388             0.0%
*                 McClatchy Co. (The) Class A                                           12      129             0.0%
                  McDonald's Corp.                                                   1,637  229,065             0.3%
                  MDC Holdings, Inc.                                                   963   29,863             0.0%
(degree)          Media General, Inc.                                                  700    1,330             0.0%
#                 Meredith Corp.                                                       800   46,840             0.1%
*                 Meritage Homes Corp.                                               1,000   38,950             0.1%
*                 Michael Kors Holdings, Ltd.                                          519   19,374             0.0%
#*                Michaels Cos., Inc. (The)                                            965   22,542             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Consumer Discretionary -- (Continued)
*                 Modine Manufacturing Co.                                           1,100 $ 13,310             0.0%
*                 Mohawk Industries, Inc.                                              480  112,699             0.1%
#                 Monro Muffler Brake, Inc.                                            420   21,777             0.0%
#*                Motorcar Parts of America, Inc.                                      400   12,128             0.0%
                  Movado Group, Inc.                                                   300    7,020             0.0%
*                 MSG Networks, Inc. Class A                                         1,156   28,842             0.0%
#*                Murphy USA, Inc.                                                     866   60,248             0.1%
                  National CineMedia, Inc.                                             723    8,582             0.0%
*                 Nautilus, Inc.                                                       477    8,681             0.0%
*                 Netflix, Inc.                                                        196   29,831             0.0%
                  New Media Investment Group, Inc.                                   1,096   14,423             0.0%
                  New York Times Co. (The) Class A                                   1,579   22,817             0.0%
                  Newell Brands, Inc.                                                1,357   64,783             0.1%
                  News Corp. Class A                                                 2,450   31,164             0.0%
                  News Corp. Class B                                                 1,868   24,284             0.0%
                  Nexstar Media Group, Inc.                                            851   58,719             0.1%
                  NIKE, Inc. Class B                                                 2,400  132,984             0.1%
#                 Nordstrom, Inc.                                                    1,000   48,270             0.1%
*                 Norwegian Cruise Line Holdings, Ltd.                               1,620   87,367             0.1%
                  Nutrisystem, Inc.                                                    600   32,070             0.0%
*                 NVR, Inc.                                                             20   42,225             0.1%
*                 O'Reilly Automotive, Inc.                                            176   43,674             0.1%
                  Office Depot, Inc.                                                10,039   49,894             0.1%
#*                Ollie's Bargain Outlet Holdings, Inc.                                720   27,576             0.0%
                  Omnicom Group, Inc.                                                  600   49,272             0.1%
*                 Overstock.com, Inc.                                                  300    5,205             0.0%
                  Oxford Industries, Inc.                                              400   23,192             0.0%
*                 Panera Bread Co. Class A                                              85   26,578             0.0%
                  Papa John's International, Inc.                                      500   39,530             0.1%
#*                Party City Holdco, Inc.                                            1,375   22,000             0.0%
                  Penske Automotive Group, Inc.                                      2,200  104,962             0.1%
                  Planet Fitness, Inc. Class A                                       1,146   23,837             0.0%
#                 Polaris Industries, Inc.                                             402   34,275             0.0%
                  Pool Corp.                                                           353   42,226             0.1%
*                 Priceline Group, Inc. (The)                                           67  123,737             0.1%
                  PulteGroup, Inc.                                                   2,800   63,476             0.1%
                  PVH Corp.                                                            632   63,851             0.1%
                  Ralph Lauren Corp.                                                   227   18,323             0.0%
*                 Reading International, Inc. Class A                                   20      315             0.0%
*                 Red Lion Hotels Corp.                                                600    3,900             0.0%
#*                Red Robin Gourmet Burgers, Inc.                                      400   23,500             0.0%
                  Regal Entertainment Group Class A                                    600   13,242             0.0%
                  Rocky Brands, Inc.                                                   200    2,840             0.0%
                  Ross Stores, Inc.                                                  1,000   65,000             0.1%
                  Royal Caribbean Cruises, Ltd.                                      1,249  133,143             0.1%
                  Ruth's Hospitality Group, Inc.                                       695   13,830             0.0%
                  Saga Communications, Inc. Class A                                    133    6,816             0.0%
                  Salem Media Group, Inc.                                              400    3,060             0.0%
#*                Sally Beauty Holdings, Inc.                                          900   17,118             0.0%
                  Scholastic Corp.                                                     779   33,676             0.0%
                  Scripps Networks Interactive, Inc. Class A                           717   53,574             0.1%
                  SeaWorld Entertainment, Inc.                                       1,500   26,295             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Consumer Discretionary -- (Continued)
#*                Select Comfort Corp.                                                 580 $ 17,922             0.0%
                  Service Corp. International                                        1,613   51,971             0.1%
*                 ServiceMaster Global Holdings, Inc.                                  795   30,289             0.0%
                  Shoe Carnival, Inc.                                                  500   12,685             0.0%
*                 Shutterfly, Inc.                                                     573   29,739             0.0%
#                 Signet Jewelers, Ltd.                                                533   35,093             0.0%
                  Sinclair Broadcast Group, Inc. Class A                             1,300   51,285             0.1%
#                 Sirius XM Holdings, Inc.                                           3,200   15,840             0.0%
                  Six Flags Entertainment Corp.                                        767   48,022             0.1%
*                 Skechers U.S.A., Inc. Class A                                      1,797   45,374             0.1%
                  Sonic Automotive, Inc. Class A                                       900   17,640             0.0%
#                 Sonic Corp.                                                          400   10,752             0.0%
*                 Sotheby's                                                            932   44,140             0.1%
                  Standard Motor Products, Inc.                                        448   22,772             0.0%
                  Staples, Inc.                                                      7,218   70,520             0.1%
                  Starbucks Corp.                                                    2,226  133,694             0.2%
*                 Steven Madden, Ltd.                                                1,023   38,925             0.1%
*                 Stoneridge, Inc.                                                     482    9,452             0.0%
                  Strattec Security Corp.                                               40    1,286             0.0%
                  Strayer Education, Inc.                                              248   21,504             0.0%
#                 Sturm Ruger & Co., Inc.                                              300   18,135             0.0%
                  Superior Industries International, Inc.                              800   17,400             0.0%
                  Superior Uniform Group, Inc.                                         400    7,296             0.0%
*                 Tandy Leather Factory, Inc.                                          300    2,625             0.0%
                  Target Corp.                                                       2,400  134,040             0.2%
*                 Taylor Morrison Home Corp. Class A                                    74    1,709             0.0%
                  TEGNA, Inc.                                                        2,839   72,338             0.1%
*                 Tempur Sealy International, Inc.                                     600   28,170             0.0%
                  Tenneco, Inc.                                                        600   37,818             0.0%
#*                Tesla, Inc.                                                           22    6,910             0.0%
                  Texas Roadhouse, Inc.                                                916   42,942             0.1%
                  Thor Industries, Inc.                                                840   80,791             0.1%
                  Tiffany & Co.                                                      1,200  109,980             0.1%
#                 Tile Shop Holdings, Inc.                                             800   17,080             0.0%
                  Time Warner, Inc.                                                  4,154  412,368             0.4%
                  Time, Inc.                                                         1,345   20,444             0.0%
                  TJX Cos., Inc. (The)                                                 885   69,596             0.1%
                  Toll Brothers, Inc.                                                1,989   71,584             0.1%
*                 TopBuild Corp.                                                       517   26,465             0.0%
                  Tower International, Inc.                                            500   13,550             0.0%
                  Tractor Supply Co.                                                   600   37,146             0.0%
*                 TRI Pointe Group, Inc.                                             1,600   19,920             0.0%
#*                TripAdvisor, Inc.                                                    300   13,503             0.0%
*                 tronc, Inc.                                                          128    1,836             0.0%
*                 Tuesday Morning Corp.                                                600    1,950             0.0%
                  Tupperware Brands Corp.                                              400   28,724             0.0%
                  Twenty-First Century Fox, Inc. Class A                             3,307  100,996             0.1%
                  Twenty-First Century Fox, Inc. Class B                             1,295   38,669             0.1%
*                 Ulta Salon Cosmetics & Fragrance, Inc.                               200   56,288             0.1%
#*                Under Armour, Inc. Class A                                           400    8,596             0.0%
#*                Under Armour, Inc. Class C                                           402    7,803             0.0%
*                 Unifi, Inc.                                                          666   18,695             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
Consumer Discretionary -- (Continued)
*                 Universal Electronics, Inc.                                          300 $    20,790             0.0%
#*                Urban Outfitters, Inc.                                             1,900      43,472             0.1%
                  Vail Resorts, Inc.                                                   140      27,672             0.0%
#*                Vera Bradley, Inc.                                                    70         641             0.0%
#                 VF Corp.                                                             600      32,778             0.0%
                  Viacom, Inc. Class A                                                 120       5,352             0.0%
                  Viacom, Inc. Class B                                               3,991     169,857             0.2%
*                 Vista Outdoor, Inc.                                                  896      17,526             0.0%
*                 Visteon Corp.                                                        710      73,094             0.1%
                  Walt Disney Co. (The)                                              5,800     670,480             0.7%
                  Wendy's Co. (The)                                                  5,186      76,442             0.1%
*                 West Marine, Inc.                                                    500       5,480             0.0%
                  Whirlpool Corp.                                                      900     167,112             0.2%
#*                William Lyon Homes Class A                                           674      14,828             0.0%
#                 Williams-Sonoma, Inc.                                              1,335      72,157             0.1%
                  Winmark Corp.                                                         30       3,873             0.0%
                  Winnebago Industries, Inc.                                           478      13,719             0.0%
                  Wolverine World Wide, Inc.                                         1,128      27,196             0.0%
                  Wyndham Worldwide Corp.                                              568      54,136             0.1%
                  Yum! Brands, Inc.                                                    600      39,450             0.1%
#*                Zumiez, Inc.                                                         696      12,493             0.0%
                                                                                           ----------- ---------------
Total Consumer Discretionary                                                                16,467,380            17.3%
                                                                                           ----------- ---------------
Consumer Staples -- (5.8%)
                  Andersons, Inc. (The)                                                550      20,543             0.0%
                  Archer-Daniels-Midland Co.                                         1,724      78,873             0.1%
*                 Avon Products, Inc.                                                6,764      32,805             0.0%
#                 B&G Foods, Inc.                                                    1,133      47,586             0.1%
#*                Blue Buffalo Pet Products, Inc.                                    1,762      43,433             0.1%
                  Bunge, Ltd.                                                        1,533     121,153             0.1%
#                 Cal-Maine Foods, Inc.                                                606      22,877             0.0%
#                 Calavo Growers, Inc.                                                 300      19,680             0.0%
#                 Campbell Soup Co.                                                  1,225      70,487             0.1%
#                 Casey's General Stores, Inc.                                         731      81,923             0.1%
*                 Central Garden & Pet Co.                                             330      12,474             0.0%
*                 Central Garden & Pet Co. Class A                                     599      21,103             0.0%
#*                Chefs' Warehouse, Inc. (The)                                         700       9,555             0.0%
                  Church & Dwight Co., Inc.                                            800      39,624             0.0%
                  Clorox Co. (The)                                                     500      66,845             0.1%
                  Coca-Cola Bottling Co. Consolidated                                  200      42,372             0.1%
                  Coca-Cola Co. (The)                                                7,448     321,381             0.3%
                  Colgate-Palmolive Co.                                              1,400     100,856             0.1%
                  Conagra Brands, Inc.                                               2,832     109,825             0.1%
                  Costco Wholesale Corp.                                               800     142,016             0.2%
#                 Coty, Inc. Class A                                                 2,280      40,698             0.0%
*                 Darling Ingredients, Inc.                                          2,800      42,364             0.1%
                  Dean Foods Co.                                                     1,700      33,558             0.0%
                  Dr Pepper Snapple Group, Inc.                                        627      57,465             0.1%
#*                Edgewell Personal Care Co.                                           872      62,339             0.1%
                  Energizer Holdings, Inc.                                             533      31,570             0.0%
                  Estee Lauder Cos., Inc. (The) Class A                                400      34,856             0.0%
*                 Farmer Brothers Co.                                                  500      17,750             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Consumer Staples -- (Continued)
                  Flowers Foods, Inc.                                                3,300 $   64,713             0.1%
                  Fresh Del Monte Produce, Inc.                                        837     51,308             0.1%
                  General Mills, Inc.                                                1,144     65,791             0.1%
*                 Hain Celestial Group, Inc. (The)                                   1,356     50,158             0.1%
                  Hershey Co. (The)                                                    183     19,801             0.0%
                  Hormel Foods Corp.                                                 1,406     49,322             0.1%
*                 HRG Group, Inc.                                                    2,893     57,889             0.1%
                  Ingles Markets, Inc. Class A                                         300     14,010             0.0%
                  Ingredion, Inc.                                                      860    106,485             0.1%
                  Inter Parfums, Inc.                                                  750     28,463             0.0%
                  J&J Snack Foods Corp.                                                400     53,832             0.1%
                  JM Smucker Co. (The)                                                 754     95,547             0.1%
#                 John B. Sanfilippo & Son, Inc.                                       200     14,700             0.0%
                  Kellogg Co.                                                          544     38,624             0.0%
                  Kimberly-Clark Corp.                                                 535     69,416             0.1%
                  Kraft Heinz Co. (The)                                              1,729    156,284             0.2%
                  Kroger Co. (The)                                                   3,034     89,958             0.1%
                  Lamb Weston Holdings, Inc.                                           380     15,865             0.0%
                  Lancaster Colony Corp.                                               328     41,295             0.1%
*                 Landec Corp.                                                         800     11,000             0.0%
                  McCormick & Co., Inc. Non-Voting                                     500     49,950             0.1%
                  Medifast, Inc.                                                       300     13,896             0.0%
                  Mondelez International, Inc. Class A                               4,103    184,758             0.2%
*                 Monster Beverage Corp.                                               799     36,259             0.0%
#                 National Beverage Corp.                                              400     35,436             0.0%
#                 Orchids Paper Products Co.                                            98      2,386             0.0%
                  PepsiCo, Inc.                                                      2,982    337,801             0.4%
*                 Performance Food Group Co.                                           744     18,526             0.0%
#                 Pilgrim's Pride Corp.                                                621     16,121             0.0%
                  Pinnacle Foods, Inc.                                               1,074     62,453             0.1%
#*                Post Holdings, Inc.                                                  951     80,065             0.1%
                  PriceSmart, Inc.                                                     426     37,041             0.0%
                  Procter & Gamble Co. (The)                                         7,543    658,730             0.7%
*                 Revlon, Inc. Class A                                                 505     13,105             0.0%
                  Sanderson Farms, Inc.                                                600     69,468             0.1%
                  Seaboard Corp.                                                         5     21,170             0.0%
#                 Snyder's-Lance, Inc.                                               1,140     40,196             0.0%
                  SpartanNash Co.                                                      700     25,760             0.0%
#                 Spectrum Brands Holdings, Inc.                                       286     41,107             0.1%
#*                Sprouts Farmers Market, Inc.                                       1,116     24,898             0.0%
*                 SUPERVALU, Inc.                                                    2,055      8,426             0.0%
                  Sysco Corp.                                                        1,100     58,157             0.1%
#                 Tootsie Roll Industries, Inc.                                        688     25,697             0.0%
#*                TreeHouse Foods, Inc.                                                742     64,999             0.1%
                  Tyson Foods, Inc. Class A                                          2,000    128,520             0.1%
*                 United Natural Foods, Inc.                                           900     37,377             0.0%
                  Wal-Mart Stores, Inc.                                             10,436    784,578             0.8%
                  WD-40 Co.                                                            200     20,970             0.0%
                  Weis Markets, Inc.                                                   488     28,211             0.0%
                  Whole Foods Market, Inc.                                           3,104    112,892             0.1%
                                                                                           ---------- ---------------
Total Consumer Staples                                                                      5,859,425             6.2%
                                                                                           ---------- ---------------

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Energy -- (6.0%)
                  Adams Resources & Energy, Inc.                                        49 $  1,990             0.0%
                  Alon USA Energy, Inc.                                              1,630   19,707             0.0%
                  Anadarko Petroleum Corp.                                           1,644   93,741             0.1%
*                 Antero Resources Corp.                                             1,594   33,777             0.0%
#                 Apache Corp.                                                         974   47,375             0.1%
                  Archrock, Inc.                                                     1,611   19,010             0.0%
                  Baker Hughes, Inc.                                                 1,182   70,175             0.1%
*                 Bill Barrett Corp.                                                 1,675    6,432             0.0%
#                 Bristow Group, Inc.                                                  550    7,354             0.0%
                  Cabot Oil & Gas Corp.                                              2,406   55,915             0.1%
#*                Callon Petroleum Co.                                               1,300   15,392             0.0%
                  Cheniere Energy Partners L.P. Holdings LLC                           360    9,245             0.0%
#*                Cheniere Energy, Inc.                                              1,072   48,615             0.1%
#*                Chesapeake Energy Corp.                                            7,352   38,672             0.1%
                  Chevron Corp.                                                      5,323  567,964             0.6%
                  Cimarex Energy Co.                                                   161   18,785             0.0%
#*                Clayton Williams Energy, Inc.                                        200   24,973             0.0%
*                 Clean Energy Fuels Corp.                                           2,859    6,976             0.0%
*                 Concho Resources, Inc.                                               407   51,551             0.1%
                  ConocoPhillips                                                     3,522  168,739             0.2%
*                 CONSOL Energy, Inc.                                                3,188   48,394             0.1%
#*                Continental Resources, Inc.                                          491   20,823             0.0%
#                 Core Laboratories NV                                                 259   28,702             0.0%
#                 CVR Energy, Inc.                                                     700   15,323             0.0%
*                 Dawson Geophysical Co.                                               564    2,837             0.0%
                  Delek US Holdings, Inc.                                            1,600   38,512             0.1%
#*                Denbury Resources, Inc.                                            3,384    7,512             0.0%
                  Devon Energy Corp.                                                   564   22,272             0.0%
#                 DHT Holdings, Inc.                                                   945    4,527             0.0%
#*                Diamond Offshore Drilling, Inc.                                    1,155   16,655             0.0%
*                 Diamondback Energy, Inc.                                             534   53,315             0.1%
#*                Dril-Quip, Inc.                                                      700   36,085             0.0%
*                 Eclipse Resources Corp.                                            4,372    8,788             0.0%
*                 Energen Corp.                                                        740   38,473             0.1%
#                 EnLink Midstream LLC                                               1,731   31,937             0.0%
                  Ensco P.L.C. Class A                                               4,005   31,599             0.0%
                  EOG Resources, Inc.                                                1,038   96,015             0.1%
                  EQT Corp.                                                            562   32,675             0.0%
*                 Era Group, Inc.                                                      834   10,600             0.0%
*                 Exterran Corp.                                                       805   22,033             0.0%
                  Exxon Mobil Corp.                                                 11,191  913,745             1.0%
#*                Forum Energy Technologies, Inc.                                    1,619   27,361             0.0%
                  Frank's International NV                                           1,200   10,920             0.0%
#*                Geospace Technologies Corp.                                          222    3,672             0.0%
                  Green Plains, Inc.                                                   700   16,100             0.0%
*                 Gulfport Energy Corp.                                                926   14,705             0.0%
                  Halliburton Co.                                                      625   28,675             0.0%
*                 Helix Energy Solutions Group, Inc.                                 4,404   26,952             0.0%
                  Helmerich & Payne, Inc.                                              600   36,384             0.0%
#                 Hess Corp.                                                         1,926   94,047             0.1%
                  HollyFrontier Corp.                                                2,283   64,244             0.1%
                  Kinder Morgan, Inc.                                                4,939  101,892             0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Energy -- (Continued)
#*                Kosmos Energy, Ltd.                                                4,409 $ 26,498             0.0%
#*                Laredo Petroleum, Inc.                                             2,249   28,922             0.0%
                  Marathon Oil Corp.                                                 3,802   56,536             0.1%
                  Marathon Petroleum Corp.                                           3,606  183,690             0.2%
*                 Matrix Service Co.                                                   500    5,875             0.0%
*                 McDermott International, Inc.                                      4,552   29,770             0.0%
#                 Murphy Oil Corp.                                                   2,106   55,135             0.1%
                  Nabors Industries, Ltd.                                            3,694   38,196             0.0%
                  National Oilwell Varco, Inc.                                       2,068   72,318             0.1%
*                 Natural Gas Services Group, Inc.                                     200    5,480             0.0%
*                 Newfield Exploration Co.                                             419   14,506             0.0%
*                 Newpark Resources, Inc.                                            1,700   13,005             0.0%
#                 Noble Corp. P.L.C.                                                 3,107   14,914             0.0%
                  Noble Energy, Inc.                                                 2,164   69,962             0.1%
*                 Oasis Petroleum, Inc.                                              3,100   37,014             0.0%
                  Occidental Petroleum Corp.                                         1,504   92,556             0.1%
                  Oceaneering International, Inc.                                    1,500   39,585             0.1%
*                 Oil States International, Inc.                                       781   23,235             0.0%
#                 ONEOK, Inc.                                                          800   42,088             0.1%
*                 Par Pacific Holdings, Inc.                                           107    1,752             0.0%
*                 Parsley Energy, Inc. Class A                                       1,362   40,574             0.1%
                  Patterson-UTI Energy, Inc.                                         2,320   50,216             0.1%
                  PBF Energy, Inc. Class A                                           1,666   37,185             0.0%
*                 PDC Energy, Inc.                                                     791   43,687             0.1%
#*                Penn Virginia Corp.                                                  170    6,730             0.0%
                  Phillips 66                                                        1,394  110,907             0.1%
*                 Pioneer Energy Services Corp.                                      1,708    5,209             0.0%
                  Pioneer Natural Resources Co.                                        526   90,993             0.1%
*                 QEP Resources, Inc.                                                2,800   33,068             0.0%
                  Range Resources Corp.                                              1,088   28,821             0.0%
#*                Renewable Energy Group, Inc.                                       1,100   11,495             0.0%
#*                REX American Resources Corp.                                         200   18,936             0.0%
*                 Rice Energy, Inc.                                                  2,515   53,544             0.1%
#*                Rowan Cos. P.L.C. Class A                                          1,751   24,637             0.0%
#                 RPC, Inc.                                                          1,800   32,706             0.0%
*                 RSP Permian, Inc.                                                  1,125   42,806             0.1%
                  Schlumberger, Ltd.                                                 3,796  275,552             0.3%
                  Scorpio Tankers, Inc.                                              2,775   12,210             0.0%
*                 SEACOR Holdings, Inc.                                                300   19,698             0.0%
                  SemGroup Corp. Class A                                               784   26,107             0.0%
#                 Ship Finance International, Ltd.                                   1,848   25,964             0.0%
                  SM Energy Co.                                                      1,287   29,073             0.0%
*                 Southwestern Energy Co.                                            2,347   17,626             0.0%
#*                SRC Energy, Inc.                                                   1,941   14,635             0.0%
*                 Superior Energy Services, Inc.                                     1,668   20,149             0.0%
                  Targa Resources Corp.                                              1,318   72,661             0.1%
*                 TechnipFMC P.L.C.                                                  2,478   74,662             0.1%
                  Tesoro Corp.                                                       1,926  153,521             0.2%
*                 Transocean, Ltd.                                                   4,351   47,992             0.1%
*                 Unit Corp.                                                           800   17,192             0.0%
#                 US Silica Holdings, Inc.                                             927   38,471             0.0%
                  Valero Energy Corp.                                                3,144  203,134             0.2%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Energy -- (Continued)
#*                Weatherford International P.L.C.                                   1,762 $   10,167             0.0%
                  Western Refining, Inc.                                             1,947     67,152             0.1%
*                 Whiting Petroleum Corp.                                            4,054     33,648             0.0%
                  Williams Cos., Inc. (The)                                          1,522     46,619             0.1%
                  World Fuel Services Corp.                                          1,068     39,334             0.1%
*                 WPX Energy, Inc.                                                   5,706     68,073             0.1%
                                                                                           ---------- ---------------
Total Energy                                                                                6,008,353             6.3%
                                                                                           ---------- ---------------
Financials -- (20.7%)
                  1st Source Corp.                                                     440     21,256             0.0%
                  Affiliated Managers Group, Inc.                                      300     49,677             0.1%
                  Aflac, Inc.                                                        1,398    104,682             0.1%
*                 Alleghany Corp.                                                       80     48,856             0.1%
                  Allied World Assurance Co. Holdings AG                             1,272     67,530             0.1%
                  Allstate Corp. (The)                                               1,765    143,477             0.2%
                  Ally Financial, Inc.                                               5,412    107,158             0.1%
*                 Ambac Financial Group, Inc.                                           31        602             0.0%
                  American Equity Investment Life Holding Co.                        1,496     35,485             0.0%
                  American Express Co.                                               3,414    270,560             0.3%
                  American Financial Group, Inc.                                       659     64,127             0.1%
                  American International Group, Inc.                                 2,585    157,452             0.2%
                  American National Insurance Co.                                      200     23,384             0.0%
                  Ameriprise Financial, Inc.                                         1,297    165,821             0.2%
                  Ameris Bancorp                                                       682     32,122             0.0%
                  AMERISAFE, Inc.                                                      400     23,020             0.0%
                  AmeriServ Financial, Inc.                                            560      2,268             0.0%
#                 AmTrust Financial Services, Inc.                                   2,572     41,281             0.1%
                  Aon P.L.C.                                                           551     66,032             0.1%
*                 Arch Capital Group, Ltd.                                             748     72,534             0.1%
                  Argo Group International Holdings, Ltd.                              603     39,768             0.1%
                  Arrow Financial Corp.                                                309     10,583             0.0%
#                 Arthur J Gallagher & Co.                                             934     52,127             0.1%
                  Artisan Partners Asset Management, Inc. Class A                      779     22,825             0.0%
                  Aspen Insurance Holdings, Ltd.                                       700     36,645             0.0%
                  Associated Banc-Corp                                               1,577     39,267             0.1%
                  Assured Guaranty, Ltd.                                             2,829    107,870             0.1%
                  Astoria Financial Corp.                                            1,500     30,585             0.0%
                  Axis Capital Holdings, Ltd.                                          400     26,360             0.0%
                  Baldwin & Lyons, Inc. Class B                                        400      9,800             0.0%
#                 Banc of California, Inc.                                           1,100     23,870             0.0%
                  BancFirst Corp.                                                      325     31,216             0.0%
*                 Bancorp, Inc. (The)                                                  400      2,580             0.0%
                  BancorpSouth, Inc.                                                 1,486     45,249             0.1%
                  Bank Mutual Corp.                                                  1,000      9,200             0.0%
                  Bank of America Corp.                                             28,428    663,510             0.7%
#                 Bank of Hawaii Corp.                                                 746     60,784             0.1%
                  Bank of Marin Bancorp                                                 22      1,389             0.0%
                  Bank of New York Mellon Corp. (The)                                4,015    188,946             0.2%
#                 Bank of the Ozarks, Inc.                                           1,538     73,009             0.1%
                  BankUnited, Inc.                                                   1,487     52,476             0.1%
                  Banner Corp.                                                         400     22,080             0.0%
                  BB&T Corp.                                                         3,051    131,742             0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Financials -- (Continued)
                  Beneficial Bancorp, Inc.                                           1,319 $ 21,104             0.0%
*                 Berkshire Hathaway, Inc. Class B                                   2,683  443,258             0.5%
                  Berkshire Hills Bancorp, Inc.                                        697   26,138             0.0%
                  BGC Partners, Inc. Class A                                         4,175   47,512             0.1%
                  BlackRock, Inc.                                                      529  203,438             0.2%
                  Blue Hills Bancorp, Inc.                                             400    7,240             0.0%
                  BNC Bancorp                                                          600   20,070             0.0%
#*                BofI Holding, Inc.                                                   872   20,832             0.0%
                  BOK Financial Corp.                                                  631   53,187             0.1%
                  Boston Private Financial Holdings, Inc.                            1,500   23,400             0.0%
                  Bridge Bancorp, Inc.                                                 569   20,626             0.0%
                  Brookline Bancorp, Inc.                                            1,601   23,295             0.0%
                  Brown & Brown, Inc.                                                1,274   54,655             0.1%
                  Bryn Mawr Bank Corp.                                                 500   21,450             0.0%
                  California First National Bancorp                                      3       50             0.0%
                  Camden National Corp.                                                193    8,251             0.0%
                  Capital Bank Financial Corp. Class A                                 353   14,650             0.0%
                  Capital One Financial Corp.                                        2,200  176,836             0.2%
                  Capitol Federal Financial, Inc.                                    2,200   32,186             0.0%
*                 Cascade Bancorp                                                    2,746   20,540             0.0%
                  Cathay General Bancorp                                             1,247   47,448             0.1%
                  CBOE Holdings, Inc.                                                  540   44,501             0.1%
                  CenterState Banks, Inc.                                              971   24,498             0.0%
                  Central Pacific Financial Corp.                                      628   19,644             0.0%
                  Charles Schwab Corp. (The)                                         2,157   83,799             0.1%
                  Chemical Financial Corp.                                             862   40,902             0.1%
                  Chubb, Ltd.                                                        1,263  173,347             0.2%
                  Cincinnati Financial Corp.                                           960   69,206             0.1%
                  CIT Group, Inc.                                                    1,052   48,718             0.1%
                  Citigroup, Inc.                                                    7,934  469,058             0.5%
                  Citizens Financial Group, Inc.                                     2,622   96,254             0.1%
#*                Citizens, Inc.                                                     1,400    9,870             0.0%
                  City Holding Co.                                                     400   28,436             0.0%
                  Clifton Bancorp, Inc.                                                214    3,574             0.0%
                  CME Group, Inc.                                                      906  105,268             0.1%
                  CNO Financial Group, Inc.                                          2,500   52,675             0.1%
                  CoBiz Financial, Inc.                                                861   14,146             0.0%
                  Cohen & Steers, Inc.                                                 938   37,426             0.0%
                  Columbia Banking System, Inc.                                      1,146   45,278             0.1%
                  Comerica, Inc.                                                     1,107   78,265             0.1%
                  Commerce Bancshares, Inc.                                          1,063   58,412             0.1%
#                 Community Bank System, Inc.                                          700   39,165             0.0%
                  Community Trust Bancorp, Inc.                                        250   11,238             0.0%
                  ConnectOne Bancorp, Inc.                                             964   21,401             0.0%
#*                Cowen Group, Inc. Class A                                            469    7,457             0.0%
                  Crawford & Co. Class A                                               200    1,786             0.0%
#                 Crawford & Co. Class B                                               200    2,182             0.0%
#*                Credit Acceptance Corp.                                              345   70,121             0.1%
*                 CU Bancorp                                                           259    9,654             0.0%
                  Cullen/Frost Bankers, Inc.                                           920   86,839             0.1%
*                 Customers Bancorp, Inc.                                              308    9,526             0.0%
#                 CVB Financial Corp.                                                1,760   37,910             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Financials -- (Continued)
                  Diamond Hill Investment Group, Inc.                                   70 $ 14,151             0.0%
                  Dime Community Bancshares, Inc.                                      700   13,615             0.0%
                  Discover Financial Services                                        2,560  160,230             0.2%
                  Donegal Group, Inc. Class A                                          700   11,662             0.0%
*                 E*TRADE Financial Corp.                                            1,975   68,236             0.1%
*                 Eagle Bancorp, Inc.                                                  535   32,047             0.0%
                  East West Bancorp, Inc.                                            1,923  104,361             0.1%
                  Eaton Vance Corp.                                                  1,589   68,216             0.1%
                  EMC Insurance Group, Inc.                                            352   10,095             0.0%
                  Employers Holdings, Inc.                                             630   25,200             0.0%
*                 Encore Capital Group, Inc.                                           608   20,277             0.0%
*                 Enova International, Inc.                                            640    9,088             0.0%
*                 Enstar Group, Ltd.                                                   200   38,960             0.0%
                  Enterprise Bancorp, Inc.                                             355   12,429             0.0%
                  Enterprise Financial Services Corp.                                  498   21,041             0.0%
                  Erie Indemnity Co. Class A                                           300   37,146             0.0%
*                 Essent Group, Ltd.                                                 1,071   39,638             0.1%
                  EverBank Financial Corp.                                             828   16,146             0.0%
                  Evercore Partners, Inc. Class A                                      735   54,206             0.1%
                  Everest Re Group, Ltd.                                               206   51,852             0.1%
*                 Ezcorp, Inc. Class A                                                 846    7,656             0.0%
                  FactSet Research Systems, Inc.                                       200   32,652             0.0%
                  Farmers National Banc Corp.                                        1,000   14,300             0.0%
                  FBL Financial Group, Inc. Class A                                    500   33,250             0.0%
*                 FCB Financial Holdings, Inc. Class A                                 548   25,893             0.0%
                  Federal Agricultural Mortgage Corp. Class C                          200   11,410             0.0%
#                 Federated Investors, Inc. Class B                                  1,914   51,333             0.1%
                  Federated National Holding Co.                                       200    3,216             0.0%
                  Fidelity Southern Corp.                                              491   11,057             0.0%
                  Fifth Third Bancorp                                                6,231  152,223             0.2%
#                 Financial Engines, Inc.                                              924   39,270             0.1%
                  Financial Institutions, Inc.                                         400   13,400             0.0%
                  First American Financial Corp.                                     1,833   79,571             0.1%
*                 First BanCorp(318672706)                                           3,216   18,910             0.0%
                  First Bancorp(318910106)                                             600   18,024             0.0%
                  First Bancorp, Inc.                                                  147    3,965             0.0%
                  First Busey Corp.                                                    678   20,306             0.0%
                  First Citizens BancShares, Inc. Class A                              171   59,518             0.1%
                  First Commonwealth Financial Corp.                                 1,503   19,404             0.0%
                  First Community Bancshares, Inc.                                     398   10,531             0.0%
                  First Defiance Financial Corp.                                       300   16,092             0.0%
                  First Financial Bancorp                                            1,100   30,415             0.0%
                  First Financial Bankshares, Inc.                                   1,130   45,144             0.1%
                  First Financial Corp.                                                300   14,640             0.0%
                  First Financial Northwest, Inc.                                      100    1,568             0.0%
                  First Horizon National Corp.                                       2,926   53,692             0.1%
                  First Interstate BancSystem, Inc. Class A                            353   13,326             0.0%
                  First Merchants Corp.                                                541   22,387             0.0%
                  First Mid-Illinois Bancshares, Inc.                                  449   14,642             0.0%
                  First Midwest Bancorp, Inc.                                        1,609   36,540             0.0%
                  First of Long Island Corp. (The)                                     372   10,118             0.0%
                  First Republic Bank                                                  893   82,567             0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Financials -- (Continued)
                  First South Bancorp, Inc.                                            400 $  5,192             0.0%
                  FirstCash, Inc.                                                    1,232   64,002             0.1%
*                 Flagstar Bancorp, Inc.                                               971   28,392             0.0%
                  Flushing Financial Corp.                                             700   20,636             0.0%
                  FNB Corp.                                                          3,895   55,465             0.1%
                  FNF Group                                                          1,781   72,932             0.1%
*                 FNFV Group                                                         1,618   22,167             0.0%
*                 Franklin Financial Network, Inc.                                     266   10,786             0.0%
                  Franklin Resources, Inc.                                           1,502   64,751             0.1%
                  Fulton Financial Corp.                                             2,353   43,413             0.1%
                  Gain Capital Holdings, Inc.                                        1,536   10,890             0.0%
*                 Genworth Financial, Inc. Class A                                   6,433   25,989             0.0%
#                 German American Bancorp, Inc.                                        638   20,961             0.0%
                  Glacier Bancorp, Inc.                                              1,225   41,381             0.1%
*                 Global Indemnity, Ltd.                                               550   22,303             0.0%
                  Goldman Sachs Group, Inc. (The)                                    1,371  306,830             0.3%
                  Great Southern Bancorp, Inc.                                         200   10,030             0.0%
                  Great Western Bancorp, Inc.                                          612   25,214             0.0%
*                 Green Dot Corp. Class A                                              880   30,175             0.0%
#                 Greenhill & Co., Inc.                                                400   10,120             0.0%
*                 Greenlight Capital Re, Ltd. Class A                                  700   15,085             0.0%
                  Guaranty Bancorp                                                     766   19,265             0.0%
                  Hancock Holding Co.                                                1,000   46,700             0.1%
                  Hanmi Financial Corp.                                                469   13,624             0.0%
                  Hanover Insurance Group, Inc. (The)                                  600   52,962             0.1%
                  Hartford Financial Services Group, Inc. (The)                      2,653  128,299             0.1%
                  HCI Group, Inc.                                                      253   12,066             0.0%
                  Heartland Financial USA, Inc.                                        493   23,664             0.0%
                  Heritage Commerce Corp.                                            1,100   15,708             0.0%
                  Heritage Financial Corp.                                             600   15,840             0.0%
                  Heritage Insurance Holdings, Inc.                                    500    6,050             0.0%
                  Hilltop Holdings, Inc.                                             1,349   37,516             0.0%
                  Hingham Institution for Savings                                       55    9,872             0.0%
                  Home Bancorp, Inc.                                                   200    7,428             0.0%
                  Home BancShares, Inc.                                              2,400   61,080             0.1%
*                 HomeStreet, Inc.                                                     443   11,518             0.0%
*                 HomeTrust Bancshares, Inc.                                           362    9,050             0.0%
                  Hope Bancorp, Inc.                                                 2,631   48,174             0.1%
                  Horace Mann Educators Corp.                                          700   27,055             0.0%
                  Horizon Bancorp                                                      750   20,243             0.0%
                  Huntington Bancshares, Inc.                                        8,455  108,731             0.1%
                  Iberiabank Corp.                                                     700   55,545             0.1%
                  Independent Bank Corp.                                               618   39,119             0.0%
                  Independent Bank Group, Inc.                                         162    9,744             0.0%
                  Infinity Property & Casualty Corp.                                   135   13,399             0.0%
                  Interactive Brokers Group, Inc. Class A                            1,364   47,508             0.1%
                  Intercontinental Exchange, Inc.                                    2,620  157,724             0.2%
                  International Bancshares Corp.                                     1,357   50,752             0.1%
*                 INTL. FCStone, Inc.                                                  347   12,960             0.0%
                  Invesco, Ltd.                                                      3,081  101,488             0.1%
                  Investment Technology Group, Inc.                                    884   17,600             0.0%
                  Investors Bancorp, Inc.                                            3,305   45,774             0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Financials -- (Continued)
                  James River Group Holdings, Ltd.                                     377 $   16,422             0.0%
                  Janus Capital Group, Inc.                                          2,600     35,516             0.0%
                  JPMorgan Chase & Co.                                              16,007  1,392,609             1.5%
*                 KCG Holdings, Inc. Class A                                         1,117     22,228             0.0%
                  Kearny Financial Corp.                                               836     12,206             0.0%
                  Kemper Corp.                                                         900     35,415             0.0%
                  KeyCorp                                                            6,491    118,396             0.1%
*                 Ladenburg Thalmann Financial Services, Inc.                        4,900     13,622             0.0%
                  Lakeland Bancorp, Inc.                                               482      9,375             0.0%
                  Lakeland Financial Corp.                                             312     14,246             0.0%
                  LegacyTexas Financial Group, Inc.                                    571     21,590             0.0%
#                 Legg Mason, Inc.                                                     979     36,595             0.0%
                  Leucadia National Corp.                                            1,145     29,072             0.0%
                  Lincoln National Corp.                                             1,414     93,225             0.1%
                  Loews Corp.                                                        2,000     93,240             0.1%
                  LPL Financial Holdings, Inc.                                       1,776     74,663             0.1%
                  M&T Bank Corp.                                                       388     60,299             0.1%
                  Macatawa Bank Corp.                                                1,032      9,876             0.0%
                  Maiden Holdings, Ltd.                                              1,300     16,055             0.0%
                  MainSource Financial Group, Inc.                                     700     23,940             0.0%
*                 Markel Corp.                                                          99     95,990             0.1%
                  MarketAxess Holdings, Inc.                                           270     51,980             0.1%
                  Marlin Business Services Corp.                                       499     12,700             0.0%
                  Marsh & McLennan Cos., Inc.                                        1,377    102,077             0.1%
                  MB Financial, Inc.                                                   904     38,429             0.0%
                  Mercantile Bank Corp.                                                440     14,797             0.0%
                  Merchants Bancshares, Inc.                                           114      5,677             0.0%
#                 Mercury General Corp.                                                740     45,503             0.1%
                  Meridian Bancorp, Inc.                                               806     14,145             0.0%
                  Meta Financial Group, Inc.                                           224     19,018             0.0%
                  MetLife, Inc.                                                      2,211    114,552             0.1%
*                 MGIC Investment Corp.                                              3,800     40,052             0.1%
                  MidSouth Bancorp, Inc.                                                72      1,098             0.0%
                  Moelis & Co. Class A                                                 197      7,230             0.0%
                  Moody's Corp.                                                        201     23,782             0.0%
                  Morgan Stanley                                                     5,601    242,915             0.3%
                  Morningstar, Inc.                                                    400     29,252             0.0%
                  MSCI, Inc.                                                           412     41,332             0.1%
                  Nasdaq, Inc.                                                       1,199     82,575             0.1%
                  National Bank Holdings Corp. Class A                                 600     18,942             0.0%
                  National General Holdings Corp.                                    1,033     23,490             0.0%
                  National Western Life Group, Inc. Class A                             11      3,369             0.0%
#*                Nationstar Mortgage Holdings, Inc.                                   628     10,117             0.0%
                  Navient Corp.                                                      5,134     78,037             0.1%
                  Navigators Group, Inc. (The)                                         400     21,620             0.0%
                  NBT Bancorp, Inc.                                                  1,078     41,158             0.1%
                  Nelnet, Inc. Class A                                                 700     31,507             0.0%
                  New York Community Bancorp, Inc.                                   2,268     30,142             0.0%
                  NewStar Financial, Inc.                                              868      9,322             0.0%
*                 NMI Holdings, Inc. Class A                                         1,550     17,980             0.0%
                  Northern Trust Corp.                                               1,480    133,200             0.1%
                  Northfield Bancorp, Inc.                                             524      9,631             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Financials -- (Continued)
                  Northwest Bancshares, Inc.                                         2,350 $ 37,929             0.0%
                  OceanFirst Financial Corp.                                           176    4,866             0.0%
                  OFG Bancorp                                                        1,147   13,420             0.0%
                  Old National Bancorp.                                              2,280   38,304             0.0%
                  Old Republic International Corp.                                   3,200   66,176             0.1%
                  OM Asset Management P.L.C.                                         1,473   22,920             0.0%
                  OneBeacon Insurance Group, Ltd. Class A                              140    2,233             0.0%
#*                OneMain Holdings, Inc.                                             1,724   40,204             0.1%
                  Oritani Financial Corp.                                              742   12,577             0.0%
                  Pacific Continental Corp.                                            357    8,925             0.0%
*                 Pacific Premier Bancorp, Inc.                                        497   18,165             0.0%
                  PacWest Bancorp                                                      768   37,932             0.0%
                  Park National Corp.                                                  340   35,846             0.0%
                  Park Sterling Corp.                                                1,122   13,801             0.0%
                  Peapack Gladstone Financial Corp.                                    234    7,502             0.0%
#                 Penns Woods Bancorp, Inc.                                             71    2,961             0.0%
*                 PennyMac Financial Services, Inc. Class A                            635   10,478             0.0%
                  People's United Financial, Inc.                                    2,332   40,740             0.1%
                  Peoples Bancorp, Inc.                                                486   16,271             0.0%
*                 PHH Corp.                                                          1,109   14,306             0.0%
                  Pinnacle Financial Partners, Inc.                                    630   40,320             0.1%
                  PNC Financial Services Group, Inc. (The)                           1,900  227,525             0.2%
                  Popular, Inc.                                                      1,538   64,458             0.1%
*                 PRA Group, Inc.                                                    1,000   32,200             0.0%
                  Preferred Bank                                                       400   21,196             0.0%
                  Primerica, Inc.                                                    1,219  102,152             0.1%
                  Principal Financial Group, Inc.                                    2,598  169,208             0.2%
                  PrivateBancorp, Inc.                                               1,429   82,553             0.1%
                  ProAssurance Corp.                                                   675   41,783             0.1%
                  Progressive Corp. (The)                                            3,460  137,431             0.2%
                  Prosperity Bancshares, Inc.                                        1,062   71,366             0.1%
                  Provident Financial Services, Inc.                                 1,200   30,828             0.0%
                  Prudential Financial, Inc.                                         1,200  128,436             0.1%
                  Radian Group, Inc.                                                 1,100   18,568             0.0%
                  Raymond James Financial, Inc.                                      1,029   76,681             0.1%
                  Regions Financial Corp.                                            7,696  105,820             0.1%
                  Reinsurance Group of America, Inc.                                   370   46,265             0.1%
                  RenaissanceRe Holdings, Ltd.                                         419   59,569             0.1%
                  Renasant Corp.                                                       805   34,132             0.0%
                  Republic Bancorp, Inc. Class A                                       500   17,990             0.0%
                  RLI Corp.                                                            620   35,476             0.0%
                  S&P Global, Inc.                                                     500   67,095             0.1%
                  S&T Bancorp, Inc.                                                    700   25,172             0.0%
                  Safety Insurance Group, Inc.                                         300   21,720             0.0%
                  Sandy Spring Bancorp, Inc.                                           600   25,950             0.0%
*                 Santander Consumer USA Holdings, Inc.                              4,502   57,355             0.1%
*                 Seacoast Banking Corp. of Florida                                    520   12,584             0.0%
                  SEI Investments Co.                                                  664   33,671             0.0%
#                 Selective Insurance Group, Inc.                                    1,010   53,328             0.1%
#                 ServisFirst Bancshares, Inc.                                         516   19,505             0.0%
*                 Signature Bank                                                       442   61,195             0.1%
                  Simmons First National Corp. Class A                                 300   16,395             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Financials -- (Continued)
*                 SLM Corp.                                                          6,827 $   85,611             0.1%
                  South State Corp.                                                    300     26,445             0.0%
                  Southside Bancshares, Inc.                                           148      5,139             0.0%
                  State Auto Financial Corp.                                           700     18,809             0.0%
                  State Bank Financial Corp.                                           562     15,095             0.0%
                  State Street Corp.                                                 1,094     91,787             0.1%
                  Sterling Bancorp                                                   1,893     44,012             0.1%
                  Stewart Information Services Corp.                                   400     18,976             0.0%
*                 Stifel Financial Corp.                                               975     47,648             0.1%
                  Stock Yards Bancorp, Inc.                                            450     18,450             0.0%
                  Stonegate Bank                                                       313     14,367             0.0%
                  Sun Bancorp, Inc.                                                    600     14,970             0.0%
                  SunTrust Banks, Inc.                                               1,772    100,667             0.1%
*                 SVB Financial Group                                                  400     70,376             0.1%
                  Synchrony Financial                                                5,569    154,818             0.2%
                  Synovus Financial Corp.                                            1,727     72,189             0.1%
                  T Rowe Price Group, Inc.                                           2,153    152,626             0.2%
                  TCF Financial Corp.                                                2,700     44,577             0.1%
                  TD Ameritrade Holding Corp.                                        1,185     45,350             0.1%
*                 Texas Capital Bancshares, Inc.                                       498     37,898             0.0%
                  TFS Financial Corp.                                                1,798     29,739             0.0%
                  Tompkins Financial Corp.                                             305     25,214             0.0%
                  Torchmark Corp.                                                      908     69,653             0.1%
                  Towne Bank                                                           721     23,396             0.0%
                  Travelers Cos., Inc. (The)                                         2,408    292,957             0.3%
                  Trico Bancshares                                                     166      5,886             0.0%
*                 TriState Capital Holdings, Inc.                                      689     17,156             0.0%
                  TrustCo Bank Corp. NY                                              2,597     20,646             0.0%
                  Trustmark Corp.                                                    1,251     41,558             0.1%
                  U.S. Bancorp.                                                      8,200    420,496             0.5%
                  UMB Financial Corp.                                                  600     43,494             0.1%
                  Umpqua Holdings Corp.                                              3,092     54,636             0.1%
                  Union Bankshares Corp.                                             1,129     38,657             0.0%
                  Union Bankshares, Inc.                                                64      2,691             0.0%
#                 United Bankshares, Inc.                                            1,617     64,518             0.1%
                  United Community Banks, Inc.                                         637     17,422             0.0%
                  United Financial Bancorp, Inc.                                     1,084     18,721             0.0%
                  United Fire Group, Inc.                                              450     19,800             0.0%
                  Universal Insurance Holdings, Inc.                                 1,300     33,865             0.0%
                  Univest Corp. of Pennsylvania                                        423     12,817             0.0%
                  Unum Group                                                         1,831     84,830             0.1%
                  Validus Holdings, Ltd.                                             1,219     67,386             0.1%
                  Valley National Bancorp                                            3,339     39,267             0.1%
#                 Virtu Financial, Inc. Class A                                        605      9,317             0.0%
                  Voya Financial, Inc.                                                 600     22,428             0.0%
#                 Waddell & Reed Financial, Inc. Class A                               652     11,729             0.0%
*                 Walker & Dunlop, Inc.                                                600     26,910             0.0%
                  Washington Federal, Inc.                                           1,280     43,136             0.1%
                  Washington Trust Bancorp, Inc.                                       217     10,676             0.0%
                  Waterstone Financial, Inc.                                           597     11,343             0.0%
                  Webster Financial Corp.                                            1,325     67,323             0.1%
                  Wells Fargo & Co.                                                 22,366  1,204,185             1.3%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
Financials -- (Continued)
                  WesBanco, Inc.                                                       723 $    28,783             0.0%
                  Westamerica Bancorporation                                           530      29,161             0.0%
*                 Western Alliance Bancorp                                           1,457      69,790             0.1%
                  Western New England Bancorp, Inc.                                    215       2,258             0.0%
                  Westwood Holdings Group, Inc.                                        267      14,899             0.0%
                  White Mountains Insurance Group, Ltd.                                100      85,894             0.1%
                  Willis Towers Watson P.L.C.                                          764     101,322             0.1%
                  Wintrust Financial Corp.                                             671      47,547             0.1%
#                 WisdomTree Investments, Inc.                                         936       7,816             0.0%
                  WR Berkley Corp.                                                   1,300      88,374             0.1%
                  WSFS Financial Corp.                                                 400      18,880             0.0%
                  XL Group, Ltd.                                                     1,523      63,738             0.1%
                  Zions Bancorporation                                               1,894      75,817             0.1%
                                                                                           ----------- ---------------
Total Financials                                                                            20,664,348            21.7%
                                                                                           ----------- ---------------
Industrials -- (15.5%)
                  3M Co.                                                             1,300     254,579             0.3%
                  AAON, Inc.                                                           740      27,121             0.0%
                  AAR Corp.                                                            800      28,792             0.0%
                  ABM Industries, Inc.                                                 800      34,552             0.0%
*                 ACCO Brands Corp.                                                  1,859      26,491             0.0%
                  Actuant Corp. Class A                                                579      15,807             0.0%
#                 Acuity Brands, Inc.                                                  145      25,534             0.0%
#                 Advanced Drainage Systems, Inc.                                      748      17,241             0.0%
*                 Advisory Board Co. (The)                                             500      25,550             0.0%
*                 AECOM                                                              2,469      84,464             0.1%
*                 Aegion Corp.                                                         700      15,974             0.0%
*                 Aerojet Rocketdyne Holdings, Inc.                                  1,200      26,892             0.0%
#*                Aerovironment, Inc.                                                  400      11,428             0.0%
                  AGCO Corp.                                                         1,465      93,745             0.1%
                  Air Lease Corp.                                                    1,800      68,652             0.1%
*                 Air Transport Services Group, Inc.                                   589      10,832             0.0%
                  Aircastle, Ltd.                                                      872      20,597             0.0%
                  Alamo Group, Inc.                                                    200      15,812             0.0%
                  Alaska Air Group, Inc.                                             2,200     187,198             0.2%
                  Albany International Corp. Class A                                   486      23,692             0.0%
                  Allegiant Travel Co.                                                 200      29,080             0.0%
                  Allegion P.L.C.                                                      469      36,882             0.1%
                  Allison Transmission Holdings, Inc.                                1,553      60,070             0.1%
                  Altra Industrial Motion Corp.                                        800      35,320             0.0%
                  AMERCO                                                               151      56,543             0.1%
#                 American Airlines Group, Inc.                                      1,620      69,044             0.1%
#                 American Railcar Industries, Inc.                                    600      25,170             0.0%
*                 American Woodmark Corp.                                              490      45,031             0.1%
                  AMETEK, Inc.                                                       1,631      93,293             0.1%
                  AO Smith Corp.                                                       392      21,121             0.0%
                  Apogee Enterprises, Inc.                                             600      32,700             0.0%
                  Applied Industrial Technologies, Inc.                                900      57,600             0.1%
                  ArcBest Corp.                                                        600      15,870             0.0%
                  Arconic, Inc.                                                      1,066      29,134             0.0%
                  Argan, Inc.                                                          429      28,679             0.0%
*                 Armstrong Flooring, Inc.                                             464       8,904             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Industrials -- (Continued)
*                 Armstrong World Industries, Inc.                                     549 $ 25,666             0.0%
                  Astec Industries, Inc.                                               500   31,675             0.0%
*                 Astronics Corp.                                                      553   17,978             0.0%
#*                Astronics Corp. Class B                                               33    1,070             0.0%
*                 Atlas Air Worldwide Holdings, Inc.                                   450   26,100             0.0%
*                 Avis Budget Group, Inc.                                            1,155   35,227             0.0%
                  AZZ, Inc.                                                            600   35,430             0.0%
*                 Babcock & Wilcox Enterprises, Inc.                                   600    5,622             0.0%
                  Barnes Group, Inc.                                                   920   50,572             0.1%
                  Barrett Business Services, Inc.                                      222   12,801             0.0%
*                 Beacon Roofing Supply, Inc.                                          828   41,044             0.1%
*                 BMC Stock Holdings, Inc.                                             664   15,471             0.0%
                  Boeing Co. (The)                                                   1,200  221,796             0.2%
                  Brady Corp. Class A                                                  700   27,265             0.0%
                  Briggs & Stratton Corp.                                              600   14,994             0.0%
                  Brink's Co. (The)                                                    997   61,216             0.1%
*                 Builders FirstSource, Inc.                                         1,800   28,818             0.0%
                  BWX Technologies, Inc.                                             1,200   59,004             0.1%
*                 CAI International, Inc.                                              600   12,372             0.0%
                  Carlisle Cos., Inc.                                                  500   50,695             0.1%
*                 Casella Waste Systems, Inc. Class A                                  700   10,535             0.0%
                  Caterpillar, Inc.                                                  2,139  218,734             0.2%
*                 CBIZ, Inc.                                                         1,100   17,325             0.0%
                  CECO Environmental Corp.                                             396    4,471             0.0%
#                 CH Robinson Worldwide, Inc.                                          500   36,350             0.1%
                  Chicago Bridge & Iron Co. NV                                       1,224   36,818             0.1%
#                 Cintas Corp.                                                         400   48,988             0.1%
                  CIRCOR International, Inc.                                           300   20,013             0.0%
*                 Clean Harbors, Inc.                                                  818   47,534             0.1%
*                 Colfax Corp.                                                       1,510   61,110             0.1%
                  Columbus McKinnon Corp.                                              500   13,065             0.0%
                  Comfort Systems USA, Inc.                                            600   22,020             0.0%
*                 Continental Building Products, Inc.                                  700   17,045             0.0%
                  Copa Holdings SA Class A                                             293   34,111             0.0%
*                 Copart, Inc.                                                       1,460   45,114             0.1%
#                 Covanta Holding Corp.                                              2,083   30,308             0.0%
*                 Covenant Transportation Group, Inc. Class A                          115    2,154             0.0%
                  CRA International, Inc.                                              300   11,382             0.0%
                  Crane Co.                                                            900   71,919             0.1%
*                 CSW Industrials, Inc.                                                395   13,983             0.0%
                  CSX Corp.                                                          5,500  279,620             0.3%
                  Cubic Corp.                                                          600   31,140             0.0%
                  Cummins, Inc.                                                        708  106,866             0.1%
                  Curtiss-Wright Corp.                                               1,000   93,460             0.1%
                  Deere & Co.                                                          990  110,494             0.1%
                  Delta Air Lines, Inc.                                              5,029  228,518             0.3%
                  Deluxe Corp.                                                       1,190   85,573             0.1%
*                 DigitalGlobe, Inc.                                                 1,670   53,774             0.1%
                  Donaldson Co., Inc.                                                  800   37,024             0.1%
                  Douglas Dynamics, Inc.                                               619   19,746             0.0%
                  Dover Corp.                                                        1,331  104,989             0.1%
*                 Ducommun, Inc.                                                       430   12,638             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Industrials -- (Continued)
                  Dun & Bradstreet Corp. (The)                                         214 $ 23,457             0.0%
*                 DXP Enterprises, Inc.                                                200    7,296             0.0%
#*                Dycom Industries, Inc.                                               456   48,181             0.1%
                  Eastern Co. (The)                                                    142    3,926             0.0%
                  Eaton Corp. P.L.C.                                                 1,633  123,520             0.1%
*                 Echo Global Logistics, Inc.                                          400    7,500             0.0%
                  EMCOR Group, Inc.                                                  1,300   85,462             0.1%
                  Emerson Electric Co.                                               1,715  103,380             0.1%
                  Encore Wire Corp.                                                    400   17,680             0.0%
                  EnerSys                                                              694   57,678             0.1%
*                 Engility Holdings, Inc.                                              679   19,250             0.0%
                  Ennis, Inc.                                                          600   10,560             0.0%
                  EnPro Industries, Inc.                                               400   28,260             0.0%
                  Equifax, Inc.                                                        500   67,655             0.1%
                  ESCO Technologies, Inc.                                              400   23,540             0.0%
#*                Esterline Technologies Corp.                                         400   36,580             0.1%
#                 Expeditors International of Washington, Inc.                         700   39,263             0.1%
                  Exponent, Inc.                                                       289   17,672             0.0%
#                 Fastenal Co.                                                         600   26,808             0.0%
                  Federal Signal Corp.                                                 800   12,488             0.0%
                  FedEx Corp.                                                        1,366  259,130             0.3%
#                 Flowserve Corp.                                                      901   45,834             0.1%
                  Fluor Corp.                                                        1,040   53,373             0.1%
                  Fortune Brands Home & Security, Inc.                                 945   60,234             0.1%
                  Forward Air Corp.                                                    500   26,585             0.0%
                  Franklin Electric Co., Inc.                                          719   29,551             0.0%
*                 FTI Consulting, Inc.                                                 920   31,823             0.0%
                  GATX Corp.                                                         1,007   60,319             0.1%
*                 Generac Holdings, Inc.                                               793   27,890             0.0%
                  General Cable Corp.                                                1,000   18,000             0.0%
                  General Dynamics Corp.                                               723  140,110             0.2%
#*                Genesee & Wyoming, Inc. Class A                                      800   54,208             0.1%
*                 Gibraltar Industries, Inc.                                           800   31,400             0.0%
                  Global Brass & Copper Holdings, Inc.                                 441   15,722             0.0%
                  Gorman-Rupp Co. (The)                                                625   17,887             0.0%
#                 Graco, Inc.                                                          600   64,710             0.1%
                  Granite Construction, Inc.                                           700   36,897             0.1%
*                 Great Lakes Dredge & Dock Corp.                                    1,000    4,550             0.0%
                  Greenbrier Cos., Inc. (The)                                          700   30,415             0.0%
                  Griffon Corp.                                                      1,100   26,400             0.0%
                  H&E Equipment Services, Inc.                                         375    7,920             0.0%
*                 Hawaiian Holdings, Inc.                                            1,100   59,730             0.1%
*                 HD Supply Holdings, Inc.                                             815   32,844             0.0%
                  Healthcare Services Group, Inc.                                      400   18,364             0.0%
                  Heartland Express, Inc.                                            1,500   30,180             0.0%
                  HEICO Corp.                                                          523   37,134             0.1%
                  HEICO Corp. Class A                                                  589   36,090             0.1%
                  Heidrick & Struggles International, Inc.                             400    8,600             0.0%
*                 Herc Holdings, Inc.                                                  597   27,146             0.0%
*                 Heritage-Crystal Clean, Inc.                                          99    1,490             0.0%
                  Herman Miller, Inc.                                                  900   29,790             0.0%
#*                Hertz Global Holdings, Inc.                                          404    6,662             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Industrials -- (Continued)
                  Hexcel Corp.                                                       1,373 $ 71,053             0.1%
*                 Hill International, Inc.                                             900    3,645             0.0%
                  Hillenbrand, Inc.                                                  1,103   40,701             0.1%
                  HNI Corp.                                                            649   30,347             0.0%
                  Honeywell International, Inc.                                      1,737  227,790             0.3%
*                 Hub Group, Inc. Class A                                              700   27,405             0.0%
                  Hubbell, Inc.                                                        764   86,431             0.1%
*                 Hudson Technologies, Inc.                                          1,343    9,535             0.0%
                  Huntington Ingalls Industries, Inc.                                  318   63,883             0.1%
*                 Huron Consulting Group, Inc.                                         413   18,378             0.0%
                  Hyster-Yale Materials Handling, Inc.                                 300   18,033             0.0%
*                 ICF International, Inc.                                              350   15,453             0.0%
                  IDEX Corp.                                                           432   45,256             0.1%
                  Illinois Tool Works, Inc.                                            635   87,687             0.1%
                  Ingersoll-Rand P.L.C.                                              1,860  165,075             0.2%
*                 InnerWorkings, Inc.                                                  640    6,778             0.0%
                  Insperity, Inc.                                                      400   36,540             0.1%
                  Insteel Industries, Inc.                                             400   13,924             0.0%
                  Interface, Inc.                                                    1,285   25,571             0.0%
                  ITT, Inc.                                                          1,500   63,195             0.1%
                  Jacobs Engineering Group, Inc.                                       800   43,936             0.1%
                  JB Hunt Transport Services, Inc.                                     691   61,955             0.1%
*                 JetBlue Airways Corp.                                              4,746  103,605             0.1%
                  John Bean Technologies Corp.                                         300   26,595             0.0%
                  Johnson Controls International P.L.C.                              2,378   98,853             0.1%
                  Kadant, Inc.                                                         234   14,543             0.0%
                  Kaman Corp.                                                          600   28,806             0.0%
                  Kansas City Southern                                               1,000   90,070             0.1%
                  KAR Auction Services, Inc.                                         2,097   91,471             0.1%
                  KBR, Inc.                                                            403    5,662             0.0%
                  Kelly Services, Inc. Class A                                         632   14,106             0.0%
                  Kennametal, Inc.                                                     610   25,364             0.0%
*                 KEYW Holding Corp. (The)                                           1,151   10,923             0.0%
                  Kforce, Inc.                                                         856   19,431             0.0%
                  Kimball International, Inc. Class B                                  858   15,247             0.0%
*                 Kirby Corp.                                                        1,000   70,600             0.1%
*                 KLX, Inc.                                                            799   37,793             0.1%
                  Knight Transportation, Inc.                                        1,689   57,933             0.1%
                  Knoll, Inc.                                                          628   15,047             0.0%
                  Korn/Ferry International                                             806   26,114             0.0%
#*                Kratos Defense & Security Solutions, Inc.                          1,538   11,720             0.0%
                  L3 Technologies, Inc.                                                400   68,708             0.1%
                  Landstar System, Inc.                                                400   34,180             0.0%
*                 Lawson Products, Inc.                                                185    4,209             0.0%
                  Lennox International, Inc.                                           260   43,001             0.1%
                  Lincoln Electric Holdings, Inc.                                      611   54,397             0.1%
                  Lindsay Corp.                                                        100    8,686             0.0%
                  Lockheed Martin Corp.                                                482  129,875             0.1%
*                 Lydall, Inc.                                                         400   20,960             0.0%
                  Macquarie Infrastructure Corp.                                       369   30,026             0.0%
#*                Manitowoc Co., Inc. (The)                                          2,048   12,227             0.0%
                  ManpowerGroup, Inc.                                                  888   89,670             0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Industrials -- (Continued)
                  Marten Transport, Ltd.                                               900 $ 22,320             0.0%
                  Masco Corp.                                                          985   36,465             0.1%
*                 Masonite International Corp.                                         203   16,890             0.0%
*                 MasTec, Inc.                                                       1,477   65,210             0.1%
*                 Mastech Digital, Inc.                                                 55      396             0.0%
                  Matson, Inc.                                                       1,017   32,239             0.0%
                  Matthews International Corp. Class A                                 500   34,275             0.0%
                  McGrath RentCorp                                                     700   24,367             0.0%
*                 Mercury Systems, Inc.                                                605   22,615             0.0%
*                 Meritor, Inc.                                                      1,540   27,427             0.0%
*                 Middleby Corp. (The)                                                 200   27,226             0.0%
                  Miller Industries, Inc.                                              300    7,620             0.0%
*                 Mistras Group, Inc.                                                   69    1,553             0.0%
                  Mobile Mini, Inc.                                                    781   22,415             0.0%
*                 Moog, Inc. Class A                                                   700   48,055             0.1%
*                 MRC Global, Inc.                                                     900   16,407             0.0%
                  MSA Safety, Inc.                                                     567   44,141             0.1%
                  MSC Industrial Direct Co., Inc. Class A                              689   61,686             0.1%
                  Mueller Industries, Inc.                                           1,118   35,821             0.0%
                  Mueller Water Products, Inc. Class A                               3,445   38,756             0.1%
                  Multi-Color Corp.                                                    432   33,178             0.0%
*                 MYR Group, Inc.                                                      619   26,159             0.0%
*                 Navigant Consulting, Inc.                                          1,100   26,367             0.0%
#*                Navistar International Corp.                                         842   22,658             0.0%
*                 NCI Building Systems, Inc.                                         1,506   26,355             0.0%
                  Nielsen Holdings P.L.C.                                            1,864   76,666             0.1%
                  NN, Inc.                                                             277    7,645             0.0%
                  Nordson Corp.                                                        404   50,581             0.1%
                  Norfolk Southern Corp.                                             1,661  195,151             0.2%
                  Northrop Grumman Corp.                                               328   80,675             0.1%
*                 NOW, Inc.                                                          1,167   19,851             0.0%
                  Old Dominion Freight Line, Inc.                                    1,019   90,202             0.1%
                  Omega Flex, Inc.                                                     169    9,493             0.0%
*                 On Assignment, Inc.                                                1,100   56,947             0.1%
                  Orbital ATK, Inc.                                                    725   71,775             0.1%
                  Oshkosh Corp.                                                      1,336   92,705             0.1%
                  Owens Corning                                                      1,356   82,513             0.1%
                  PACCAR, Inc.                                                       1,305   87,083             0.1%
*                 PAM Transportation Services, Inc.                                    144    2,703             0.0%
                  Park-Ohio Holdings Corp.                                             200    7,870             0.0%
                  Parker-Hannifin Corp.                                                718  115,454             0.1%
*                 Patrick Industries, Inc.                                             325   23,091             0.0%
                  Pentair P.L.C.                                                     1,255   80,960             0.1%
*                 PGT Innovations, Inc.                                                957   10,431             0.0%
                  Pitney Bowes, Inc.                                                 1,237   16,440             0.0%
*                 Ply Gem Holdings, Inc.                                               169    3,253             0.0%
                  Powell Industries, Inc.                                              300   10,347             0.0%
                  Preformed Line Products Co.                                          191   10,110             0.0%
                  Primoris Services Corp.                                            1,216   27,932             0.0%
#*                Proto Labs, Inc.                                                     146    8,468             0.0%
                  Quad/Graphics, Inc.                                                  200    5,252             0.0%
                  Quanex Building Products Corp.                                     1,000   20,400             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Industrials -- (Continued)
*                 Quanta Services, Inc.                                              2,117 $ 75,026             0.1%
                  Raven Industries, Inc.                                               600   18,600             0.0%
                  Raytheon Co.                                                         800  124,168             0.1%
*                 RBC Bearings, Inc.                                                   300   30,090             0.0%
*                 RCM Technologies, Inc.                                               400    1,904             0.0%
                  Regal Beloit Corp.                                                   637   50,227             0.1%
                  Republic Services, Inc.                                            1,918  120,815             0.1%
                  Resources Connection, Inc.                                           699    9,716             0.0%
*                 Rexnord Corp.                                                      1,378   33,623             0.0%
                  Robert Half International, Inc.                                      946   43,563             0.1%
                  Rockwell Automation, Inc.                                            500   78,675             0.1%
                  Rockwell Collins, Inc.                                               672   69,948             0.1%
#                 Rollins, Inc.                                                        790   30,676             0.0%
                  Roper Technologies, Inc.                                             300   65,610             0.1%
*                 RPX Corp.                                                            330    4,237             0.0%
*                 Rush Enterprises, Inc. Class A                                       750   28,312             0.0%
                  Ryder System, Inc.                                                 1,300   88,283             0.1%
*                 Saia, Inc.                                                           450   21,667             0.0%
#*                Sensata Technologies Holding NV                                    1,542   63,500             0.1%
                  Simpson Manufacturing Co., Inc.                                      700   29,197             0.0%
                  SkyWest, Inc.                                                        900   33,480             0.0%
                  Snap-on, Inc.                                                        500   83,765             0.1%
                  Southwest Airlines Co.                                             4,289  241,128             0.3%
*                 SP Plus Corp.                                                        500   17,225             0.0%
                  Spirit Aerosystems Holdings, Inc. Class A                          1,192   68,135             0.1%
*                 Spirit Airlines, Inc.                                              1,077   61,680             0.1%
*                 SPX Corp.                                                            546   13,137             0.0%
*                 SPX FLOW, Inc.                                                       298   10,770             0.0%
                  Standex International Corp.                                          300   28,185             0.0%
                  Stanley Black & Decker, Inc.                                         785  106,878             0.1%
                  Steelcase, Inc. Class A                                            1,700   28,985             0.0%
*                 Stericycle, Inc.                                                     300   25,602             0.0%
                  Sun Hydraulics Corp.                                                 462   17,944             0.0%
#*                Swift Transportation Co.                                           1,700   41,786             0.1%
#*                Team, Inc.                                                           500   13,450             0.0%
*                 Teledyne Technologies, Inc.                                          600   80,898             0.1%
                  Tennant Co.                                                          300   21,975             0.0%
                  Terex Corp.                                                        1,300   45,474             0.1%
                  Tetra Tech, Inc.                                                   1,000   43,950             0.1%
                  Textron, Inc.                                                      2,314  107,971             0.1%
*                 Thermon Group Holdings, Inc.                                         500   10,250             0.0%
                  Timken Co. (The)                                                   1,100   53,075             0.1%
                  Titan International, Inc.                                          1,177   12,606             0.0%
                  Toro Co. (The)                                                       800   51,936             0.1%
#                 TransDigm Group, Inc.                                                145   35,776             0.0%
*                 Trex Co., Inc.                                                       444   32,496             0.0%
*                 TriMas Corp.                                                         456   10,465             0.0%
*                 TriNet Group, Inc.                                                 1,124   33,046             0.0%
                  Trinity Industries, Inc.                                           3,426   92,159             0.1%
                  Triton International, Ltd.                                           900   27,549             0.0%
*                 TrueBlue, Inc.                                                       575   15,726             0.0%
*                 Tutor Perini Corp.                                                   700   21,595             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
Industrials -- (Continued)
                  UniFirst Corp.                                                       240 $    33,408             0.0%
                  Union Pacific Corp.                                                2,902     324,908             0.4%
*                 United Continental Holdings, Inc.                                  2,770     194,482             0.2%
                  United Parcel Service, Inc. Class B                                1,300     139,698             0.2%
*                 United Rentals, Inc.                                               1,025     112,401             0.1%
                  United Technologies Corp.                                          2,792     332,220             0.4%
*                 Univar, Inc.                                                         886      26,447             0.0%
                  Universal Forest Products, Inc.                                      400      38,116             0.1%
                  Universal Logistics Holdings, Inc.                                   325       4,534             0.0%
                  US Ecology, Inc.                                                     400      18,860             0.0%
#*                USG Corp.                                                          1,543      46,753             0.1%
                  Valmont Industries, Inc.                                             342      52,104             0.1%
*                 Vectrus, Inc.                                                        240       6,106             0.0%
*                 Verisk Analytics, Inc.                                               650      53,826             0.1%
*                 Veritiv Corp.                                                        273      14,100             0.0%
                  Viad Corp.                                                           600      27,120             0.0%
*                 Virco Manufacturing Corp.                                            285       1,297             0.0%
#                 Wabash National Corp.                                              1,350      30,753             0.0%
*                 WABCO Holdings, Inc.                                                 200      23,774             0.0%
#                 Wabtec Corp.                                                         600      50,334             0.1%
                  Waste Management, Inc.                                             1,386     100,873             0.1%
                  Watsco, Inc.                                                         210      29,148             0.0%
                  Watts Water Technologies, Inc. Class A                               269      16,732             0.0%
*                 Welbilt, Inc.                                                      1,448      29,684             0.0%
#                 Werner Enterprises, Inc.                                           1,700      46,410             0.1%
*                 Wesco Aircraft Holdings, Inc.                                        781       9,489             0.0%
*                 WESCO International, Inc.                                            649      39,557             0.1%
                  West Corp.                                                         1,008      26,904             0.0%
                  Woodward, Inc.                                                     1,000      67,670             0.1%
#                 WW Grainger, Inc.                                                    290      55,883             0.1%
*                 XPO Logistics, Inc.                                                2,138     105,596             0.1%
                  Xylem, Inc.                                                        1,201      61,743             0.1%
*                 YRC Worldwide, Inc.                                                  640       6,822             0.0%
                                                                                           ----------- ---------------
Total Industrials                                                                           15,463,853            16.3%
                                                                                           ----------- ---------------
Information Technology -- (19.5%)
#*                3D Systems Corp.                                                     300       4,749             0.0%
                  Accenture P.L.C. Class A                                             633      76,783             0.1%
*                 ACI Worldwide, Inc.                                                1,826      39,241             0.1%
                  Activision Blizzard, Inc.                                          1,673      87,414             0.1%
*                 Actua Corp.                                                          900      12,600             0.0%
*                 Acxiom Corp.                                                       1,000      28,900             0.0%
*                 Adobe Systems, Inc.                                                  473      63,259             0.1%
                  ADTRAN, Inc.                                                         600      12,000             0.0%
*                 Advanced Energy Industries, Inc.                                     676      49,889             0.1%
#*                Advanced Micro Devices, Inc.                                       3,158      42,001             0.1%
*                 Akamai Technologies, Inc.                                          1,295      78,917             0.1%
#                 Alliance Data Systems Corp.                                          130      32,452             0.0%
*                 Alphabet, Inc. Class A                                               619     572,278             0.6%
*                 Alphabet, Inc. Class C                                               648     587,062             0.6%
                  Amdocs, Ltd.                                                       1,200      73,488             0.1%
*                 Amkor Technology, Inc.                                             4,400      51,832             0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Information Technology -- (Continued)
                  Amphenol Corp. Class A                                               800 $   57,848             0.1%
                  Analog Devices, Inc.                                                 714     54,407             0.1%
*                 Angie's List, Inc.                                                 1,372      8,067             0.0%
*                 Anixter International, Inc.                                          536     43,711             0.1%
*                 ANSYS, Inc.                                                          500     55,080             0.1%
                  Apple, Inc.                                                       11,941  1,715,325             1.8%
                  Applied Materials, Inc.                                            3,806    154,562             0.2%
#*                Applied Optoelectronics, Inc.                                        396     19,558             0.0%
*                 Arista Networks, Inc.                                                275     38,401             0.0%
*                 ARRIS International P.L.C.                                         2,164     56,242             0.1%
*                 Arrow Electronics, Inc.                                              922     65,001             0.1%
*                 Aspen Technology, Inc.                                               802     49,315             0.1%
#*                Autodesk, Inc.                                                       300     27,021             0.0%
                  Automatic Data Processing, Inc.                                    1,000    104,490             0.1%
#*                Avid Technology, Inc.                                                 62        347             0.0%
                  Avnet, Inc.                                                        1,044     40,392             0.1%
                  AVX Corp.                                                          2,100     35,511             0.0%
*                 Axcelis Technologies, Inc.                                           651     12,532             0.0%
*                 AXT, Inc.                                                            300      2,025             0.0%
                  Badger Meter, Inc.                                                   600     23,850             0.0%
*                 Barracuda Networks, Inc.                                             912     18,541             0.0%
*                 Bazaarvoice, Inc.                                                  2,331     10,956             0.0%
                  Belden, Inc.                                                         545     37,986             0.0%
*                 Benchmark Electronics, Inc.                                          868     27,516             0.0%
#*                Black Knight Financial Services, Inc. Class A                        323     13,372             0.0%
#                 Blackbaud, Inc.                                                      200     16,082             0.0%
*                 Blackhawk Network Holdings, Inc.                                     850     34,382             0.0%
*                 Blucora, Inc.                                                      1,000     18,450             0.0%
                  Booz Allen Hamilton Holding Corp.                                  1,250     44,912             0.1%
*                 Bottomline Technologies de, Inc.                                     261      6,081             0.0%
                  Broadcom, Ltd.                                                       702    155,009             0.2%
                  Broadridge Financial Solutions, Inc.                                 584     40,845             0.1%
                  Brocade Communications Systems, Inc.                               5,772     72,554             0.1%
                  Brooks Automation, Inc.                                            1,100     27,786             0.0%
                  CA, Inc.                                                           3,227    105,942             0.1%
                  Cabot Microelectronics Corp.                                         300     23,505             0.0%
*                 CACI International, Inc. Class A                                     606     71,508             0.1%
*                 Cadence Design Systems, Inc.                                         991     32,277             0.0%
*                 CalAmp Corp.                                                         500      8,970             0.0%
*                 Calix, Inc.                                                          993      6,653             0.0%
*                 Carbonite, Inc.                                                      716     15,466             0.0%
*                 Cardtronics P.L.C. Class A                                           982     40,831             0.1%
                  Cass Information Systems, Inc.                                       212     14,092             0.0%
#*                Cavium, Inc.                                                         147     10,121             0.0%
                  CDK Global, Inc.                                                     333     21,648             0.0%
                  CDW Corp.                                                          1,079     63,758             0.1%
*                 Ceva, Inc.                                                            95      3,420             0.0%
*                 Ciena Corp.                                                        1,691     38,741             0.0%
#*                Cimpress NV                                                          319     26,183             0.0%
*                 Cirrus Logic, Inc.                                                 1,285     82,690             0.1%
                  Cisco Systems, Inc.                                               23,593    803,813             0.9%
*                 Citrix Systems, Inc.                                                 400     32,376             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Information Technology -- (Continued)
                  Cognex Corp.                                                         667 $ 56,922             0.1%
*                 Cognizant Technology Solutions Corp. Class A                       1,826  109,980             0.1%
*                 Coherent, Inc.                                                       424   91,414             0.1%
                  Cohu, Inc.                                                           600   11,238             0.0%
*                 CommerceHub, Inc. Series A                                            95    1,520             0.0%
*                 CommerceHub, Inc. Series C                                           190    3,025             0.0%
*                 CommScope Holding Co., Inc.                                          947   39,812             0.1%
*                 Conduent, Inc.                                                     1,489   24,286             0.0%
                  Convergys Corp.                                                    1,717   38,650             0.0%
*                 CoreLogic, Inc.                                                    1,279   54,664             0.1%
                  Corning, Inc.                                                      3,565  102,850             0.1%
#*                CoStar Group, Inc.                                                   148   35,652             0.0%
*                 Covisint Corp.                                                       553    1,106             0.0%
*                 Cray, Inc.                                                           624   11,170             0.0%
*                 Cree, Inc.                                                         1,267   27,722             0.0%
                  CSG Systems International, Inc.                                      860   32,259             0.0%
                  CSRA, Inc.                                                         1,721   50,047             0.1%
                  CTS Corp.                                                            549   12,133             0.0%
*                 CyberOptics Corp.                                                    300    6,495             0.0%
#                 Cypress Semiconductor Corp.                                        4,763   66,730             0.1%
                  Daktronics, Inc.                                                     587    5,553             0.0%
*                 Dell Technologies, Inc. Class V                                      998   66,976             0.1%
#                 Diebold Nixdorf, Inc.                                                400   11,280             0.0%
*                 Digi International, Inc.                                             900   11,160             0.0%
                  Dolby Laboratories, Inc. Class A                                     766   40,391             0.1%
*                 DSP Group, Inc.                                                      600    7,470             0.0%
                  DST Systems, Inc.                                                    620   76,328             0.1%
*                 DXC Technology Co.                                                 1,970  148,420             0.2%
*                 Eastman Kodak Co.                                                    804    8,844             0.0%
*                 eBay, Inc.                                                         3,676  122,815             0.1%
#                 Ebix, Inc.                                                           562   34,675             0.0%
*                 EchoStar Corp. Class A                                               625   35,975             0.0%
*                 Electronic Arts, Inc.                                                551   52,246             0.1%
*                 Electronics for Imaging, Inc.                                        416   19,044             0.0%
*                 Entegris, Inc.                                                     2,601   64,505             0.1%
*                 Envestnet, Inc.                                                      195    6,786             0.0%
*                 EPAM Systems, Inc.                                                   278   21,406             0.0%
*                 ePlus, Inc.                                                          218   15,532             0.0%
*                 Euronet Worldwide, Inc.                                              658   54,364             0.1%
*                 Exar Corp.                                                         1,140   14,831             0.0%
*                 ExlService Holdings, Inc.                                            500   23,855             0.0%
*                 F5 Networks, Inc.                                                    300   38,739             0.0%
*                 Fabrinet                                                             700   24,269             0.0%
*                 Facebook, Inc. Class A                                             3,057  459,314             0.5%
                  Fair Isaac Corp.                                                     200   27,096             0.0%
*                 FARO Technologies, Inc.                                              413   15,136             0.0%
                  Fidelity National Information Services, Inc.                       1,249  105,153             0.1%
*                 Finisar Corp.                                                      1,669   38,120             0.0%
#*                First Solar, Inc.                                                  1,039   30,702             0.0%
*                 Fiserv, Inc.                                                         429   51,111             0.1%
*                 FleetCor Technologies, Inc.                                          334   47,141             0.1%
*                 Flex, Ltd.                                                         5,548   85,772             0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Information Technology -- (Continued)
                  FLIR Systems, Inc.                                                 1,911 $   70,191             0.1%
*                 FormFactor, Inc.                                                     744      8,258             0.0%
                  Forrester Research, Inc.                                             335     13,584             0.0%
*                 Fortinet, Inc.                                                       343     13,377             0.0%
*                 Frequency Electronics, Inc.                                          300      3,150             0.0%
*                 Gartner, Inc.                                                        391     44,609             0.1%
#                 Genpact, Ltd.                                                      1,566     38,242             0.0%
                  Global Payments, Inc.                                                550     44,968             0.1%
*                 Globant SA                                                           304     11,518             0.0%
#*                GoDaddy, Inc. Class A                                                330     12,844             0.0%
#*                GrubHub, Inc.                                                        472     20,286             0.0%
*                 GTT Communications, Inc.                                             590     16,225             0.0%
#*                Guidewire Software, Inc.                                             209     12,851             0.0%
                  Hackett Group, Inc. (The)                                            700     13,881             0.0%
#*                Harmonic, Inc.                                                     2,474     14,349             0.0%
                  Harris Corp.                                                         939    105,065             0.1%
                  Hewlett Packard Enterprise Co.                                     9,033    168,285             0.2%
                  HP, Inc.                                                           3,401     64,007             0.1%
*                 IAC/InterActiveCorp                                                  794     65,910             0.1%
*                 II-VI, Inc.                                                        1,177     39,017             0.0%
#*                Infinera Corp.                                                     1,650     16,368             0.0%
*                 Innodata, Inc.                                                       200        420             0.0%
*                 Insight Enterprises, Inc.                                            900     37,890             0.0%
*                 Integrated Device Technology, Inc.                                 1,200     28,788             0.0%
                  Intel Corp.                                                       29,844  1,078,861             1.1%
                  InterDigital, Inc.                                                   694     62,391             0.1%
                  International Business Machines Corp.                              1,873    300,223             0.3%
                  Intuit, Inc.                                                         400     50,084             0.1%
*                 IPG Photonics Corp.                                                  803    101,435             0.1%
*                 Itron, Inc.                                                          400     25,940             0.0%
                  IXYS Corp.                                                           910     12,694             0.0%
#                 j2 Global, Inc.                                                      728     65,695             0.1%
                  Jabil Circuit, Inc.                                                3,412     99,016             0.1%
                  Jack Henry & Associates, Inc.                                        276     26,750             0.0%
                  Juniper Networks, Inc.                                             1,989     59,809             0.1%
*                 Kemet Corp.                                                        1,851     20,750             0.0%
*                 Keysight Technologies, Inc.                                        1,334     49,932             0.1%
*                 Kimball Electronics, Inc.                                            500      8,625             0.0%
                  KLA-Tencor Corp.                                                     700     68,754             0.1%
*                 Knowles Corp.                                                      1,106     19,609             0.0%
*                 Kulicke & Soffa Industries, Inc.                                   1,300     29,016             0.0%
                  Lam Research Corp.                                                 1,187    171,937             0.2%
*                 Lattice Semiconductor Corp.                                        1,200      8,232             0.0%
                  Leidos Holdings, Inc.                                                657     34,598             0.0%
                  Littelfuse, Inc.                                                     304     46,862             0.1%
                  LogMeIn, Inc.                                                        446     50,398             0.1%
*                 Lumentum Holdings, Inc.                                              667     28,514             0.0%
#*                MACOM Technology Solutions Holdings, Inc.                            259     12,660             0.0%
*                 Manhattan Associates, Inc.                                           880     41,087             0.1%
                  ManTech International Corp. Class A                                  600     21,300             0.0%
                  Marvell Technology Group, Ltd.                                     4,348     65,307             0.1%
                  Mastercard, Inc. Class A                                           2,000    232,640             0.3%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Information Technology -- (Continued)
#*                Match Group, Inc.                                                    732 $   13,637             0.0%
                  Maxim Integrated Products, Inc.                                      578     25,519             0.0%
                  MAXIMUS, Inc.                                                        636     38,790             0.0%
*                 MaxLinear, Inc.                                                      700     19,481             0.0%
                  Methode Electronics, Inc.                                            707     31,497             0.0%
#                 Microchip Technology, Inc.                                           600     45,348             0.1%
*                 Micron Technology, Inc.                                            7,655    211,814             0.2%
*                 Microsemi Corp.                                                    1,606     75,386             0.1%
                  Microsoft Corp.                                                   16,246  1,112,201             1.2%
*                 MicroStrategy, Inc. Class A                                          145     27,575             0.0%
                  MKS Instruments, Inc.                                                900     70,425             0.1%
*                 MoneyGram International, Inc.                                      1,107     19,716             0.0%
                  Monolithic Power Systems, Inc.                                       300     27,450             0.0%
                  Monotype Imaging Holdings, Inc.                                      300      6,105             0.0%
                  Motorola Solutions, Inc.                                             498     42,813             0.1%
#                 MTS Systems Corp.                                                    300     13,935             0.0%
*                 Nanometrics, Inc.                                                    564     17,797             0.0%
*                 Napco Security Technologies, Inc.                                    600      6,360             0.0%
#                 National Instruments Corp.                                         1,367     47,722             0.1%
*                 NCR Corp.                                                          1,798     74,167             0.1%
#*                NeoPhotonics Corp.                                                   221      1,715             0.0%
                  NetApp, Inc.                                                       2,261     90,101             0.1%
*                 NETGEAR, Inc.                                                        825     38,899             0.0%
*                 Netscout Systems, Inc.                                               917     34,525             0.0%
*                 NeuStar, Inc. Class A                                                700     23,240             0.0%
                  NIC, Inc.                                                            700     14,945             0.0%
*                 Nuance Communications, Inc.                                        2,974     53,205             0.1%
                  NVIDIA Corp.                                                       2,765    288,389             0.3%
#*                Oclaro, Inc.                                                       1,866     14,947             0.0%
*                 ON Semiconductor Corp.                                             6,131     86,938             0.1%
                  Oracle Corp.                                                       8,569    385,262             0.4%
                  Park Electrochemical Corp.                                           667     11,552             0.0%
                  Paychex, Inc.                                                        600     35,568             0.0%
#*                Paycom Software, Inc.                                                315     18,979             0.0%
*                 PayPal Holdings, Inc.                                              1,900     90,668             0.1%
                  PC Connection, Inc.                                                  590     16,957             0.0%
*                 PCM, Inc.                                                            400     10,080             0.0%
*                 PDF Solutions, Inc.                                                  800     15,216             0.0%
                  Pegasystems, Inc.                                                    944     42,999             0.1%
*                 Perficient, Inc.                                                     700     12,194             0.0%
*                 Photronics, Inc.                                                   1,100     12,650             0.0%
                  Plantronics, Inc.                                                    600     32,760             0.0%
*                 Plexus Corp.                                                         700     36,393             0.0%
                  Power Integrations, Inc.                                             228     15,037             0.0%
                  Progress Software Corp.                                              600     17,832             0.0%
*                 PTC, Inc.                                                            400     21,620             0.0%
*                 Qorvo, Inc.                                                          869     59,118             0.1%
                  QUALCOMM, Inc.                                                     7,467    401,277             0.4%
*                 Qualys, Inc.                                                         360     13,824             0.0%
*                 Rambus, Inc.                                                       1,189     14,886             0.0%
*                 Red Hat, Inc.                                                        628     55,314             0.1%
                  Reis, Inc.                                                           200      3,760             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Information Technology -- (Continued)
*                 Rogers Corp.                                                         400 $ 41,176             0.1%
*                 Rudolph Technologies, Inc.                                         1,000   24,500             0.0%
#                 Sabre Corp.                                                          500   11,705             0.0%
*                 salesforce.com, Inc.                                                 300   25,836             0.0%
*                 Sanmina Corp.                                                      1,100   40,975             0.1%
*                 ScanSource, Inc.                                                     400   15,800             0.0%
                  Science Applications International Corp.                             827   60,363             0.1%
                  Seagate Technology P.L.C.                                          1,020   42,973             0.1%
*                 Semtech Corp.                                                        700   23,905             0.0%
*                 ServiceSource International, Inc.                                     89      335             0.0%
*                 ShoreTel, Inc.                                                     1,500    9,825             0.0%
*                 Shutterstock, Inc.                                                   200    8,646             0.0%
*                 Silicon Laboratories, Inc.                                           400   28,460             0.0%
*                 Silver Spring Networks, Inc.                                         854    9,744             0.0%
                  Skyworks Solutions, Inc.                                           1,582  157,789             0.2%
#*                Splunk, Inc.                                                         300   19,293             0.0%
                  SS&C Technologies Holdings, Inc.                                   1,129   41,479             0.1%
#*                Stamps.com, Inc.                                                     100   10,615             0.0%
*                 StarTek, Inc.                                                        300    2,724             0.0%
#*                SunPower Corp.                                                     1,332    9,244             0.0%
*                 Super Micro Computer, Inc.                                           419   10,224             0.0%
*                 Sykes Enterprises, Inc.                                            1,080   32,195             0.0%
                  Symantec Corp.                                                     2,513   79,486             0.1%
#*                Synaptics, Inc.                                                      401   21,963             0.0%
*                 Synchronoss Technologies, Inc.                                       431    6,896             0.0%
                  SYNNEX Corp.                                                         700   75,901             0.1%
*                 Synopsys, Inc.                                                       877   64,635             0.1%
#                 Syntel, Inc.                                                         600   10,566             0.0%
#*                Take-Two Interactive Software, Inc.                                  601   37,773             0.0%
                  TE Connectivity, Ltd.                                              1,929  149,247             0.2%
*                 Tech Data Corp.                                                      800   76,520             0.1%
                  TeleTech Holdings, Inc.                                            1,009   31,531             0.0%
#*                Teradata Corp.                                                     1,635   47,709             0.1%
                  Teradyne, Inc.                                                     2,728   96,216             0.1%
                  Tessco Technologies, Inc.                                            150    2,100             0.0%
                  Texas Instruments, Inc.                                            2,281  180,610             0.2%
                  TiVo Corp.                                                         1,047   20,678             0.0%
                  Total System Services, Inc.                                        1,389   79,604             0.1%
                  Travelport Worldwide, Ltd.                                           861   11,339             0.0%
*                 Trimble, Inc.                                                      1,400   49,602             0.1%
*                 TTM Technologies, Inc.                                             1,827   30,566             0.0%
*                 Tyler Technologies, Inc.                                              69   11,288             0.0%
*                 Ubiquiti Networks, Inc.                                              700   36,064             0.0%
#*                Ultimate Software Group, Inc. (The)                                  100   20,267             0.0%
*                 Ultratech, Inc.                                                      600   18,312             0.0%
#                 Universal Display Corp.                                              267   23,856             0.0%
*                 Vantiv, Inc. Class A                                                 717   44,483             0.1%
*                 Veeco Instruments, Inc.                                              700   23,100             0.0%
*                 VeriFone Systems, Inc.                                               800   14,832             0.0%
*                 Verint Systems, Inc.                                                 500   19,650             0.0%
#*                VeriSign, Inc.                                                       300   26,676             0.0%
                  Versum Materials, Inc.                                               311    9,958             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
Information Technology -- (Continued)
#*                ViaSat, Inc.                                                         629 $    40,275             0.1%
*                 Viavi Solutions, Inc.                                              1,795      17,950             0.0%
                  Visa, Inc. Class A                                                 3,800     346,636             0.4%
#                 Vishay Intertechnology, Inc.                                       3,100      50,685             0.1%
*                 VMware, Inc. Class A                                                 120      11,294             0.0%
*                 Web.com Group, Inc.                                                  966      18,644             0.0%
#*                WebMD Health Corp.                                                   508      27,549             0.0%
                  Western Digital Corp.                                              1,684     149,994             0.2%
#                 Western Union Co. (The)                                            1,501      29,810             0.0%
*                 WEX, Inc.                                                            500      50,730             0.1%
#*                Workday, Inc. Class A                                                125      10,925             0.0%
                  Xerox Corp.                                                        7,447      53,544             0.1%
                  Xilinx, Inc.                                                         926      58,440             0.1%
*                 XO Group, Inc.                                                       517       9,073             0.0%
                  Xperi Corp.                                                        1,053      35,381             0.0%
*                 Yahoo!, Inc.                                                       2,370     114,258             0.1%
*                 Zebra Technologies Corp. Class A                                     773      72,871             0.1%
*                 Zillow Group, Inc. Class A                                           402      15,473             0.0%
#*                Zillow Group, Inc. Class C                                           324      12,636             0.0%
*                 Zix Corp.                                                          1,300       7,059             0.0%
#*                Zynga, Inc. Class A                                                6,854      19,808             0.0%
                                                                                           ----------- ---------------
Total Information Technology                                                                19,503,759            20.5%
                                                                                           ----------- ---------------
Materials -- (5.0%)
                  A Schulman, Inc.                                                     719      22,756             0.0%
*                 AdvanSix, Inc.                                                        69       1,881             0.0%
                  Air Products & Chemicals, Inc.                                       623      87,531             0.1%
#*                AK Steel Holding Corp.                                             2,700      17,118             0.0%
                  Albemarle Corp.                                                      728      79,286             0.1%
                  Alcoa Corp.                                                          266       8,972             0.0%
#                 Allegheny Technologies, Inc.                                         308       5,652             0.0%
                  American Vanguard Corp.                                              800      13,400             0.0%
                  AptarGroup, Inc.                                                   1,000      80,300             0.1%
                  Avery Dennison Corp.                                                 565      47,014             0.1%
#                 Ball Corp.                                                           912      70,124             0.1%
                  Bemis Co., Inc.                                                    1,900      85,367             0.1%
*                 Berry Global Group, Inc.                                             688      34,400             0.0%
*                 Boise Cascade Co.                                                    801      24,431             0.0%
                  Cabot Corp.                                                          896      53,930             0.1%
                  Calgon Carbon Corp.                                                1,200      17,460             0.0%
                  Carpenter Technology Corp.                                           800      32,480             0.0%
                  Celanese Corp. Series A                                              698      60,754             0.1%
*                 Century Aluminum Co.                                               1,302      17,759             0.0%
#                 CF Industries Holdings, Inc.                                       2,000      53,480             0.1%
                  Chase Corp.                                                          300      30,750             0.0%
                  Chemours Co. (The)                                                   900      36,261             0.0%
*                 Clearwater Paper Corp.                                               400      19,440             0.0%
*                 Cliffs Natural Resources, Inc.                                     2,586      17,378             0.0%
                  Commercial Metals Co.                                              2,000      37,280             0.0%
#                 Compass Minerals International, Inc.                                 700      46,200             0.1%
*                 Core Molding Technologies, Inc.                                      300       5,934             0.0%
*                 Crown Holdings, Inc.                                                 500      28,045             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Materials -- (Continued)
                  Deltic Timber Corp.                                                  200 $ 15,474             0.0%
                  Domtar Corp.                                                       1,304   51,704             0.1%
                  Dow Chemical Co. (The)                                             4,429  278,141             0.3%
                  Eagle Materials, Inc.                                                602   57,774             0.1%
                  Eastman Chemical Co.                                               1,300  103,675             0.1%
                  Ecolab, Inc.                                                         592   76,421             0.1%
                  EI du Pont de Nemours & Co.                                        1,709  136,293             0.1%
*                 Ferro Corp.                                                        2,123   38,044             0.0%
                  FMC Corp.                                                            820   60,049             0.1%
*                 Freeport-McMoRan, Inc.                                             4,806   61,277             0.1%
                  FutureFuel Corp.                                                     801   12,383             0.0%
*                 GCP Applied Technologies, Inc.                                       867   28,524             0.0%
                  Graphic Packaging Holding Co.                                      6,211   84,345             0.1%
                  Greif, Inc. Class A                                                  600   35,172             0.0%
                  Greif, Inc. Class B                                                  234   15,760             0.0%
                  Hawkins, Inc.                                                        233   11,906             0.0%
                  Haynes International, Inc.                                           259   10,953             0.0%
                  HB Fuller Co.                                                        900   47,547             0.1%
*                 Headwaters, Inc.                                                   1,271   30,199             0.0%
                  Hecla Mining Co.                                                   5,080   27,686             0.0%
                  Huntsman Corp.                                                     4,194  103,885             0.1%
*                 Ingevity Corp.                                                       456   28,833             0.0%
                  Innophos Holdings, Inc.                                              408   19,560             0.0%
                  Innospec, Inc.                                                       558   36,828             0.0%
                  International Flavors & Fragrances, Inc.                             300   41,577             0.0%
                  International Paper Co.                                            1,029   55,535             0.1%
                  Kaiser Aluminum Corp.                                                224   18,908             0.0%
                  KapStone Paper and Packaging Corp.                                 2,800   59,052             0.1%
                  KMG Chemicals, Inc.                                                  300   15,765             0.0%
*                 Koppers Holdings, Inc.                                               225    9,551             0.0%
                  Kronos Worldwide, Inc.                                               564    9,881             0.0%
*                 Louisiana-Pacific Corp.                                            2,175   55,985             0.1%
                  LyondellBasell Industries NV Class A                                 977   82,811             0.1%
                  Martin Marietta Materials, Inc.                                      296   65,176             0.1%
                  Materion Corp.                                                       491   18,683             0.0%
                  Mercer International, Inc.                                           800    9,760             0.0%
                  Minerals Technologies, Inc.                                          600   47,220             0.1%
                  Monsanto Co.                                                         900  104,949             0.1%
                  Mosaic Co. (The)                                                   1,607   43,277             0.1%
                  Myers Industries, Inc.                                               775   12,633             0.0%
                  Neenah Paper, Inc.                                                   324   25,385             0.0%
                  NewMarket Corp.                                                      100   47,070             0.1%
                  Newmont Mining Corp.                                               3,079  104,101             0.1%
                  Nucor Corp.                                                        2,128  130,510             0.1%
                  Olin Corp.                                                         2,917   93,723             0.1%
                  Olympic Steel, Inc.                                                  300    6,765             0.0%
*                 OMNOVA Solutions, Inc.                                             1,449   13,766             0.0%
#*                Owens-Illinois, Inc.                                               1,696   37,007             0.0%
                  Packaging Corp. of America                                           468   46,229             0.1%
                  PH Glatfelter Co.                                                    800   17,208             0.0%
#*                Platform Specialty Products Corp.                                  4,343   61,540             0.1%
                  PolyOne Corp.                                                      1,211   47,483             0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Materials -- (Continued)
                  PPG Industries, Inc.                                                 680 $   74,691             0.1%
                  Praxair, Inc.                                                        700     87,486             0.1%
                  Quaker Chemical Corp.                                                200     28,920             0.0%
                  Rayonier Advanced Materials, Inc.                                  1,095     14,509             0.0%
                  Reliance Steel & Aluminum Co.                                        881     69,440             0.1%
                  Royal Gold, Inc.                                                     800     56,544             0.1%
                  RPM International, Inc.                                              599     31,483             0.0%
                  Schnitzer Steel Industries, Inc. Class A                             443      8,373             0.0%
                  Scotts Miracle-Gro Co. (The)                                         436     42,118             0.1%
                  Sealed Air Corp.                                                     862     37,945             0.0%
                  Sensient Technologies Corp.                                          512     41,882             0.0%
                  Sherwin-Williams Co. (The)                                           200     66,936             0.1%
                  Silgan Holdings, Inc.                                              1,066     64,621             0.1%
                  Sonoco Products Co.                                                1,434     75,013             0.1%
                  Southern Copper Corp.                                                400     14,148             0.0%
                  Steel Dynamics, Inc.                                               2,110     76,255             0.1%
                  Stepan Co.                                                           600     50,880             0.1%
*                 Stillwater Mining Co.                                              1,900     34,162             0.0%
#*                TimkenSteel Corp.                                                    550      8,294             0.0%
                  Tredegar Corp.                                                       800     13,720             0.0%
                  Trinseo SA                                                           800     53,120             0.1%
                  Tronox, Ltd. Class A                                               1,439     23,758             0.0%
#                 United States Steel Corp.                                          1,982     44,238             0.1%
#*                US Concrete, Inc.                                                    202     12,524             0.0%
                  Valspar Corp. (The)                                                  500     56,220             0.1%
                  Vulcan Materials Co.                                                 510     61,649             0.1%
                  Westlake Chemical Corp.                                              357     22,223             0.0%
                  WestRock Co.                                                       1,579     84,571             0.1%
                  Worthington Industries, Inc.                                         900     39,150             0.0%
                  WR Grace & Co.                                                       400     27,888             0.0%
                                                                                           ---------- ---------------
Total Materials                                                                             5,012,127             5.3%
                                                                                           ---------- ---------------
Real Estate -- (0.5%)
                  Alexander & Baldwin, Inc.                                          1,017     46,792             0.1%
#*                Altisource Asset Management Corp.                                     21      1,609             0.0%
#*                Altisource Portfolio Solutions SA                                    218      4,816             0.0%
*                 CBRE Group, Inc. Class A                                           3,240    116,024             0.1%
*                 Forestar Group, Inc.                                                 458      6,481             0.0%
                  Griffin Industrial Realty, Inc.                                       93      2,815             0.0%
                  HFF, Inc. Class A                                                    702     22,043             0.0%
*                 Howard Hughes Corp. (The)                                            491     60,447             0.1%
                  Jones Lang LaSalle, Inc.                                             491     56,396             0.1%
                  Kennedy-Wilson Holdings, Inc.                                      1,030     21,012             0.0%
*                 Marcus & Millichap, Inc.                                             913     23,555             0.0%
                  RE/MAX Holdings, Inc. Class A                                        160      9,464             0.0%
#                 Realogy Holdings Corp.                                             1,936     59,145             0.1%
                  RMR Group, Inc. (The) Class A                                        365     19,254             0.0%
*                 SBA Communications Corp.                                             298     37,694             0.0%
#*                St Joe Co. (The)                                                   1,285     22,487             0.0%
                                                                                           ---------- ---------------
Total Real Estate                                                                             510,034             0.5%
                                                                                           ---------- ---------------

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Telecommunication Services -- (3.1%)
                  AT&T, Inc.                                                        46,460 $1,841,210             1.9%
#                 ATN International, Inc.                                              400     27,676             0.0%
*                 Boingo Wireless, Inc.                                                931     13,304             0.0%
#                 CenturyLink, Inc.                                                  7,300    187,391             0.2%
*                 Cincinnati Bell, Inc.                                                700     13,195             0.0%
                  Cogent Communications Holdings, Inc.                                 587     26,415             0.0%
                  Consolidated Communications Holdings, Inc.                           827     19,575             0.0%
*                 FairPoint Communications, Inc.                                       769     13,111             0.0%
*                 General Communication, Inc. Class A                                1,100     41,184             0.1%
                  IDT Corp. Class B                                                    504      7,656             0.0%
#*                Iridium Communications, Inc.                                       1,497     15,868             0.0%
*                 Level 3 Communications, Inc.                                       1,581     96,062             0.1%
*                 Lumos Networks Corp.                                                 200      3,582             0.0%
*                 ORBCOMM, Inc.                                                      1,200     11,568             0.0%
                  Shenandoah Telecommunications Co.                                  1,422     45,504             0.1%
#*                Sprint Corp.                                                       6,545     59,101             0.1%
*                 T-Mobile US, Inc.                                                  1,996    134,271             0.2%
                  Telephone & Data Systems, Inc.                                     1,913     52,531             0.1%
*                 United States Cellular Corp.                                         324     12,694             0.0%
                  Verizon Communications, Inc.                                       8,750    401,713             0.4%
*                 Vonage Holdings Corp.                                              3,429     23,009             0.0%
                  Windstream Holdings, Inc.                                          2,991     16,510             0.0%
                                                                                           ---------- ---------------
Total Telecommunication Services                                                            3,063,130             3.2%
                                                                                           ---------- ---------------
Utilities -- (2.3%)
                  AES Corp.                                                          2,191     24,780             0.0%
                  ALLETE, Inc.                                                         400     27,964             0.0%
                  Alliant Energy Corp.                                                 800     31,456             0.0%
                  Ameren Corp.                                                         900     49,221             0.1%
                  American Electric Power Co., Inc.                                    600     40,698             0.1%
                  American States Water Co.                                            600     26,712             0.0%
                  American Water Works Co., Inc.                                       506     40,359             0.1%
#                 Aqua America, Inc.                                                   484     16,016             0.0%
                  Atlantica Yield PLC                                                1,080     22,507             0.0%
                  Atmos Energy Corp.                                                   504     40,834             0.1%
                  Avangrid, Inc.                                                       414     18,009             0.0%
                  Avista Corp.                                                         500     20,170             0.0%
#                 Black Hills Corp.                                                    300     20,406             0.0%
                  California Water Service Group                                       600     21,420             0.0%
*                 Calpine Corp.                                                      4,072     41,534             0.1%
                  CenterPoint Energy, Inc.                                           1,600     45,648             0.1%
                  Chesapeake Utilities Corp.                                           161     11,801             0.0%
                  CMS Energy Corp.                                                     700     31,780             0.0%
                  Connecticut Water Service, Inc.                                      312     16,745             0.0%
                  Consolidated Edison, Inc.                                            400     31,712             0.0%
                  Dominion Resources, Inc.                                           1,000     77,430             0.1%
                  DTE Energy Co.                                                       385     40,267             0.1%
                  Duke Energy Corp.                                                    996     82,170             0.1%
*                 Dynegy, Inc.                                                         816      5,239             0.0%
                  Edison International                                                 500     39,985             0.1%
                  El Paso Electric Co.                                                 515     26,574             0.0%
                  Entergy Corp.                                                        469     35,766             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
Utilities -- (Continued)
#                 Eversource Energy                                                    570 $    33,858             0.0%
                  Exelon Corp.                                                       1,149      39,790             0.1%
                  FirstEnergy Corp.                                                    500      14,970             0.0%
                  Great Plains Energy, Inc.                                            871      25,773             0.0%
                  Hawaiian Electric Industries, Inc.                                 1,100      36,872             0.1%
                  IDACORP, Inc.                                                        415      35,076             0.0%
                  MDU Resources Group, Inc.                                            911      24,506             0.0%
                  MGE Energy, Inc.                                                     600      38,580             0.1%
                  Middlesex Water Co.                                                  300      11,436             0.0%
#                 National Fuel Gas Co.                                                656      36,329             0.0%
                  New Jersey Resources Corp.                                           600      24,210             0.0%
                  NextEra Energy, Inc.                                                 700      93,492             0.1%
                  NiSource, Inc.                                                     1,112      26,966             0.0%
                  Northwest Natural Gas Co.                                            400      23,840             0.0%
                  NorthWestern Corp.                                                   500      29,890             0.0%
                  NRG Energy, Inc.                                                   5,203      87,931             0.1%
                  NRG Yield, Inc. Class A                                              194       3,364             0.0%
#                 NRG Yield, Inc. Class C                                              700      12,390             0.0%
                  OGE Energy Corp.                                                     800      27,824             0.0%
                  ONE Gas, Inc.                                                        421      28,977             0.0%
                  Ormat Technologies, Inc.                                             900      53,154             0.1%
                  Otter Tail Corp.                                                     600      23,700             0.0%
#                 Pattern Energy Group, Inc.                                           575      12,662             0.0%
                  PG&E Corp.                                                           600      40,230             0.1%
                  Pinnacle West Capital Corp.                                          300      25,527             0.0%
                  PNM Resources, Inc.                                                  400      14,900             0.0%
                  Portland General Electric Co.                                        700      31,738             0.0%
                  PPL Corp.                                                            800      30,488             0.0%
                  Public Service Enterprise Group, Inc.                                900      39,645             0.1%
                  SCANA Corp.                                                          400      26,524             0.0%
                  Sempra Energy                                                        400      45,208             0.1%
                  SJW Corp.                                                            211      10,305             0.0%
                  South Jersey Industries, Inc.                                        800      30,016             0.0%
                  Southern Co. (The)                                                 1,400      69,720             0.1%
                  Southwest Gas Holdings, Inc.                                         400      33,504             0.0%
                  Spire, Inc.                                                          300      20,565             0.0%
                  UGI Corp.                                                            750      37,620             0.1%
                  Unitil Corp.                                                         100       4,843             0.0%
                  Vectren Corp.                                                        600      35,652             0.0%
#                 WEC Energy Group, Inc.                                               599      36,251             0.0%
                  Westar Energy, Inc.                                                  800      41,624             0.1%
                  WGL Holdings, Inc.                                                   600      49,476             0.1%
                  Xcel Energy, Inc.                                                    900      40,545             0.1%
                  York Water Co. (The)                                                 360      13,500             0.0%
                                                                                           ----------- ---------------
Total Utilities                                                                              2,310,674             2.4%
                                                                                           ----------- ---------------
TOTAL COMMON STOCKS                                                                         94,863,083            99.7%
                                                                                           ----------- ---------------
RIGHTS/WARRANTS -- (0.0%)
(degree)*         Safeway Casa Ley Contingent Value Rights                           1,200       1,218             0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
(degree)*         Safeway PDC, LLC Contingent Value Rights                            1,200 $        58             0.0%
                                                                                            ----------- ---------------
TOTAL RIGHTS/WARRANTS                                                                             1,276             0.0%
                                                                                            ----------- ---------------
TOTAL INVESTMENT SECURITIES                                                                  94,864,359
                                                                                            -----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
                  State Street Institutional U.S. Government Money Market Fund,
                    0.680%                                                          334,117     334,117             0.4%
                                                                                            ----------- ---------------
SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@              DFA Short Term Investment Fund                                    413,664   4,787,329             5.0%
                                                                                            ----------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $62,446,338)                                            $99,985,805           105.1%
                                                                                            =========== ===============

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ------------------------------------------
                                                                    LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                                                  ----------- ---------- ------- -----------
Common Stocks
   Consumer Discretionary                                         $16,466,050 $    1,330      -- $16,467,380
   Consumer Staples                                                 5,859,425         --      --   5,859,425
   Energy                                                           6,008,353         --      --   6,008,353
   Financials                                                      20,664,348         --      --  20,664,348
   Industrials                                                     15,463,853         --      --  15,463,853
   Information Technology                                          19,503,759         --      --  19,503,759
   Materials                                                        5,012,127         --      --   5,012,127
   Real Estate                                                        510,034         --      --     510,034
   Telecommunication Services                                       3,063,130         --      --   3,063,130
   Utilities                                                        2,310,674         --      --   2,310,674
Rights/Warrants                                                            --      1,276      --       1,276
Temporary Cash Investments                                            334,117         --      --     334,117
Securities Lending Collateral                                              --  4,787,329      --   4,787,329
                                                                  ----------- ---------- ------- -----------
TOTAL                                                             $95,195,870 $4,789,935      -- $99,985,805
                                                                  =========== ========== ======= ===========

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
COMMON STOCKS -- (92.7%)
AUSTRALIA -- (5.9%)
                  Adelaide Brighton, Ltd.                                            7,168 $ 31,779             0.0%
                  ALS, Ltd.                                                          3,328   15,567             0.0%
#                 Alumina, Ltd.                                                     29,112   39,964             0.1%
                  Amcor, Ltd.                                                        6,427   75,570             0.1%
                  AMP, Ltd.                                                         34,118  136,700             0.2%
                  APN News & Media, Ltd.                                             2,418    4,506             0.0%
#                 ARB Corp., Ltd.                                                      443    5,137             0.0%
#                 Ardent Leisure Group                                               8,718   13,237             0.0%
                  Ausdrill, Ltd.                                                     3,727    3,809             0.0%
                  AusNet Services                                                   21,363   27,978             0.0%
                  Australia & New Zealand Banking Group, Ltd.                       11,633  284,764             0.3%
*                 Australian Agricultural Co., Ltd.                                 10,040   12,954             0.0%
#                 Automotive Holdings Group, Ltd.                                    8,097   22,595             0.0%
*                 AWE, Ltd.                                                         11,677    3,970             0.0%
                  Bank of Queensland, Ltd.                                           3,589   32,111             0.1%
                  Beach Energy, Ltd.                                                44,398   24,377             0.0%
#*                Beadell Resources, Ltd.                                           38,340    6,586             0.0%
                  Bendigo & Adelaide Bank, Ltd.                                      5,056   46,529             0.1%
                  BHP Billiton, Ltd.                                                20,901  372,120             0.4%
#                 BHP Billiton, Ltd. Sponsored ADR                                   4,700  167,320             0.2%
*                 Billabong International, Ltd.                                      2,604    2,173             0.0%
                  BlueScope Steel, Ltd.                                             12,070  105,458             0.1%
                  Boral, Ltd.                                                       21,702  100,036             0.1%
                  Brambles, Ltd.                                                     3,782   29,265             0.0%
                  Breville Group, Ltd.                                               2,941   23,560             0.0%
                  Brickworks, Ltd.                                                     846    9,323             0.0%
#                 Cabcharge Australia, Ltd.                                          1,270    2,501             0.0%
                  Caltex Australia, Ltd.                                               854   19,062             0.0%
*                 Cardno, Ltd.                                                       3,548    3,535             0.0%
                  carsales.com, Ltd.                                                 2,372   20,804             0.0%
                  Cash Converters International, Ltd.                               15,872    3,261             0.0%
                  Challenger, Ltd.                                                   6,208   61,316             0.1%
                  CIMIC Group, Ltd.                                                  1,225   33,948             0.1%
                  Cleanaway Waste Management, Ltd.                                  49,648   47,145             0.1%
                  Coca-Cola Amatil, Ltd.                                             4,079   28,587             0.0%
                  Collins Foods, Ltd.                                                4,763   18,693             0.0%
                  Commonwealth Bank of Australia                                     4,010  261,909             0.3%
                  Computershare, Ltd.                                                5,369   59,188             0.1%
                  Credit Corp. Group, Ltd.                                           1,551   21,115             0.0%
                  CSR, Ltd.                                                         16,074   58,942             0.1%
                  Domino's Pizza Enterprises, Ltd.                                     964   44,084             0.1%
                  Downer EDI, Ltd.                                                  11,182   49,138             0.1%
                  DuluxGroup, Ltd.                                                   4,500   22,785             0.0%
#*                Elders, Ltd.                                                         931    3,100             0.0%
*                 Energy World Corp., Ltd.                                          12,801    3,593             0.0%
                  Event Hospitality and Entertainment, Ltd.                          1,588   15,451             0.0%
                  Evolution Mining, Ltd.                                            13,763   23,922             0.0%
                  Fairfax Media, Ltd.                                               60,766   48,173             0.1%
#                 Flight Centre Travel Group, Ltd.                                     646   15,195             0.0%
                  Fortescue Metals Group, Ltd.                                      22,261   88,235             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
AUSTRALIA -- (Continued)
                  G8 Education, Ltd.                                                 7,478 $ 20,690             0.0%
                  GrainCorp, Ltd. Class A                                            5,558   37,067             0.1%
                  GWA Group, Ltd.                                                    5,307   12,394             0.0%
#                 Harvey Norman Holdings, Ltd.                                       9,454   29,654             0.0%
*                 Hills, Ltd.                                                        5,255      767             0.0%
                  Iluka Resources, Ltd.                                              6,877   43,215             0.1%
                  Incitec Pivot, Ltd.                                               28,258   80,059             0.1%
#                 Independence Group NL                                             10,308   25,254             0.0%
                  Insurance Australia Group, Ltd.                                    7,596   35,260             0.1%
#                 InvoCare, Ltd.                                                     2,186   23,850             0.0%
#                 IOOF Holdings, Ltd.                                                4,072   26,841             0.0%
                  IRESS, Ltd.                                                        3,408   31,734             0.0%
                  James Hardie Industries P.L.C. Sponsored ADR                       2,500   42,650             0.1%
#                 JB Hi-Fi, Ltd.                                                     2,318   42,827             0.1%
*                 Kingsgate Consolidated, Ltd.                                         631      107             0.0%
                  LendLease Group                                                      669    8,032             0.0%
*                 Macmahon Holdings, Ltd.                                           39,034    4,529             0.0%
                  Macquarie Group, Ltd.                                              2,109  146,495             0.2%
                  Magellan Financial Group, Ltd.                                     1,532   27,004             0.0%
                  Melbourne IT, Ltd.                                                 5,334    8,592             0.0%
#*                Metals X, Ltd.                                                       620      342             0.0%
#*                Metcash, Ltd.                                                     18,519   29,814             0.0%
*                 Mincor Resources NL                                                4,393      592             0.0%
                  Mineral Resources, Ltd.                                            3,218   25,737             0.0%
*                 MMA Offshore, Ltd.                                                 8,708    1,436             0.0%
                  Monadelphous Group, Ltd.                                           1,985   18,559             0.0%
*                 Mount Gibson Iron, Ltd.                                            8,762    2,358             0.0%
#                 Myer Holdings, Ltd.                                               30,365   25,230             0.0%
                  National Australia Bank, Ltd.                                     13,026  330,628             0.4%
                  Navitas, Ltd.                                                      5,275   18,114             0.0%
                  New Hope Corp., Ltd.                                               3,628    4,562             0.0%
                  Newcrest Mining, Ltd.                                              6,100   97,864             0.1%
                  Northern Star Resources, Ltd.                                      9,219   29,974             0.0%
                  Nufarm, Ltd.                                                       5,093   38,708             0.1%
#                 Oil Search, Ltd.                                                   1,962   10,587             0.0%
                  Orica, Ltd.                                                        6,623   91,758             0.1%
*                 Origin Energy, Ltd.                                                4,438   23,882             0.0%
                  Orora, Ltd.                                                       19,908   44,887             0.1%
                  OZ Minerals, Ltd.                                                  8,700   46,196             0.1%
#*                Paladin Energy, Ltd.                                               8,694      684             0.0%
                  Peet, Ltd.                                                         7,973    7,402             0.0%
                  Perpetual, Ltd.                                                      794   31,357             0.0%
#                 Platinum Asset Management, Ltd.                                      591    2,059             0.0%
                  PMP, Ltd.                                                         15,111    7,516             0.0%
                  Programmed Maintenance Services, Ltd.                              3,981    5,124             0.0%
                  Qantas Airways, Ltd.                                               7,463   23,656             0.0%
                  QBE Insurance Group, Ltd.                                          7,916   76,055             0.1%
#                 Qube Holdings, Ltd.                                               14,416   28,340             0.0%
#                 Quintis, Ltd.                                                      3,576    3,215             0.0%
#*                Ramelius Resources, Ltd.                                          25,470    7,704             0.0%
                  RCR Tomlinson, Ltd.                                                7,109   15,097             0.0%
                  Reece, Ltd.                                                          772   23,600             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
AUSTRALIA -- (Continued)
                  Resolute Mining, Ltd.                                             11,362 $   10,549             0.0%
#                 Retail Food Group, Ltd.                                            4,745     19,384             0.0%
                  Rio Tinto, Ltd.                                                    3,517    159,221             0.2%
                  Sandfire Resources NL                                              1,850      8,011             0.0%
*                 Santos, Ltd.                                                      13,432     34,871             0.1%
                  Seek, Ltd.                                                         3,829     48,774             0.1%
#*                Senex Energy, Ltd.                                                31,081      7,413             0.0%
                  Seven Group Holdings, Ltd.                                         3,972     32,950             0.1%
                  Seven West Media, Ltd.                                            18,225     10,085             0.0%
                  Sims Metal Management, Ltd.                                        3,302     30,314             0.0%
#*                Slater & Gordon, Ltd.                                                528         36             0.0%
                  SMS Management & Technology, Ltd.                                  2,472      2,961             0.0%
                  South32, Ltd.                                                     19,895     41,228             0.1%
                  South32, Ltd. ADR                                                  2,745     28,383             0.0%
                  Southern Cross Media Group, Ltd.                                  18,980     18,344             0.0%
                  Spark Infrastructure Group                                        17,357     32,365             0.1%
*                 St Barbara, Ltd.                                                   2,817      5,774             0.0%
                  Suncorp Group, Ltd.                                                6,967     71,820             0.1%
                  Sunland Group, Ltd.                                                7,830     10,129             0.0%
#                 Super Retail Group, Ltd.                                           4,028     28,448             0.0%
                  Sydney Airport                                                     3,330     17,199             0.0%
                  Tassal Group, Ltd.                                                 7,112     23,744             0.0%
                  Telstra Corp., Ltd.                                                9,755     30,822             0.0%
*                 Ten Network Holdings, Ltd.                                         6,400      1,295             0.0%
                  Tox Free Solutions, Ltd.                                           3,517      5,818             0.0%
#                 TPG Telecom, Ltd.                                                  1,587      7,002             0.0%
                  Transurban Group                                                   1,983     18,116             0.0%
#                 Village Roadshow, Ltd.                                             1,430      3,884             0.0%
*                 Virgin Australia Holdings, Ltd.                                   62,673      8,689             0.0%
#                 Vocus Group, Ltd.                                                  7,293     18,385             0.0%
                  Wesfarmers, Ltd.                                                   2,713     87,326             0.1%
#*                Westgold Resources, Ltd.                                             309        452             0.0%
                  Westpac Banking Corp.                                              5,439    142,582             0.2%
                  Westpac Banking Corp. Sponsored ADR                                7,516    198,047             0.2%
*                 Whitehaven Coal, Ltd.                                              1,338      2,737             0.0%
                  Woodside Petroleum, Ltd.                                           3,713     89,377             0.1%
                  Woolworths, Ltd.                                                   1,748     35,138             0.1%
#*                WorleyParsons, Ltd.                                                4,524     38,214             0.1%
                  WPP AUNZ, Ltd.                                                    10,662      9,299             0.0%
                                                                                           ---------- ---------------
TOTAL AUSTRALIA                                                                             5,610,314             6.3%
                                                                                           ---------- ---------------
AUSTRIA -- (0.5%)
                  Agrana Beteiligungs AG                                               111     11,676             0.0%
                  ANDRITZ AG                                                           608     33,596             0.0%
                  Atrium European Real Estate, Ltd.                                  2,982     12,558             0.0%
#                 Austria Technologie & Systemtechnik AG                               289      3,122             0.0%
                  BUWOG AG                                                             203      5,482             0.0%
                  Erste Group Bank AG                                                1,638     58,647             0.1%
                  EVN AG                                                               660      8,741             0.0%
#                 IMMOFINANZ AG                                                      3,670      7,629             0.0%
                  Lenzing AG                                                           229     42,693             0.1%
#                 Mayr Melnhof Karton AG                                               204     24,686             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
AUSTRIA -- (Continued)
                  Oesterreichische Post AG                                             380 $ 16,120             0.0%
                  OMV AG                                                               936   43,113             0.1%
                  POLYTEC Holding AG                                                   317    5,535             0.0%
*                 Raiffeisen Bank International AG                                   2,065   47,074             0.1%
                  S IMMO AG                                                          1,165   15,226             0.0%
#                 Semperit AG Holding                                                  156    4,163             0.0%
                  Strabag SE                                                           412   16,849             0.0%
                  Telekom Austria AG                                                 1,260    8,843             0.0%
                  Verbund AG                                                         1,435   23,824             0.0%
                  Vienna Insurance Group AG Wiener Versicherung Gruppe                 492   12,763             0.0%
                  Voestalpine AG                                                     1,405   58,574             0.1%
                  Wienerberger AG                                                      602   14,094             0.0%
                  Zumtobel Group AG                                                    642   13,369             0.0%
                                                                                           -------- ---------------
TOTAL AUSTRIA                                                                               488,377             0.5%
                                                                                           -------- ---------------
BELGIUM -- (1.0%)
                  Ackermans & van Haaren NV                                            593   97,055             0.1%
                  Ageas                                                              2,975  121,794             0.1%
                  Banque Nationale de Belgique                                           6   19,640             0.0%
                  Bekaert SA                                                           983   49,479             0.1%
                  bpost SA                                                             503   12,056             0.0%
                  Cie d'Entreprises CFE                                                220   32,063             0.0%
                  Colruyt SA                                                           661   33,966             0.1%
                  D'ieteren SA                                                         477   23,273             0.0%
                  Econocom Group SA                                                  1,603   25,777             0.0%
                  Elia System Operator SA                                              191   10,131             0.0%
                  Euronav NV                                                         3,095   24,568             0.0%
                  EVS Broadcast Equipment SA                                           132    5,316             0.0%
#                 Exmar NV                                                             649    4,168             0.0%
                  KBC Group NV                                                       1,023   73,929             0.1%
                  Kinepolis Group NV                                                   156    9,008             0.0%
                  Melexis NV                                                           479   39,931             0.1%
#*                Nyrstar NV                                                         3,926   22,221             0.0%
                  Ontex Group NV                                                       545   18,184             0.0%
*                 Orange Belgium SA                                                  1,400   29,203             0.0%
#                 Proximus SADP                                                      1,452   44,408             0.1%
                  Sipef SA                                                              98    6,797             0.0%
                  Solvay SA                                                            873  111,038             0.1%
*                 Telenet Group Holding NV                                             543   32,993             0.1%
*                 Tessenderlo Chemie NV                                              1,111   45,600             0.1%
                  Umicore SA                                                           915   53,607             0.1%
                  Van de Velde NV                                                      206   11,315             0.0%
*                 Viohalco SA                                                        1,602    3,117             0.0%
                                                                                           -------- ---------------
TOTAL BELGIUM                                                                               960,637             1.1%
                                                                                           -------- ---------------
CANADA -- (8.7%)
                  Absolute Software Corp.                                              500    2,828             0.0%
*                 Advantage Oil & Gas, Ltd.                                          3,200   20,137             0.0%
                  Aecon Group, Inc.                                                  1,800   21,349             0.0%
                  AGF Management, Ltd. Class B                                       1,754    8,763             0.0%
                  Agnico Eagle Mines, Ltd.(2009823)                                    818   39,097             0.1%
                  Agnico Eagle Mines, Ltd.(008474108)                                  943   45,104             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
CANADA -- (Continued)
                  Agrium, Inc.(2213538)                                                800 $ 75,086             0.1%
                  Agrium, Inc.(008916108)                                              961   90,267             0.1%
                  AGT Food & Ingredients, Inc.                                         615   14,205             0.0%
                  Aimia, Inc.                                                        2,960   19,819             0.0%
#*                Alacer Gold Corp.                                                  4,256    6,735             0.0%
                  Alamos Gold, Inc. Class A                                          5,433   38,889             0.1%
                  Algonquin Power & Utilities Corp.                                  3,600   34,100             0.1%
                  Alimentation Couche-Tard, Inc. Class B                               667   30,676             0.0%
                  Altus Group, Ltd.                                                    530   11,959             0.0%
                  ARC Resources, Ltd.                                                2,660   34,920             0.1%
*                 Argonaut Gold, Inc.                                                  172      277             0.0%
*                 Asanko Gold, Inc.                                                  2,900    7,032             0.0%
                  Atco, Ltd. Class I                                                   600   21,832             0.0%
#*                Athabasca Oil Corp.                                                6,553    6,625             0.0%
*                 ATS Automation Tooling Systems, Inc.                                 300    2,861             0.0%
*                 AuRico Metals, Inc.                                                2,212    1,799             0.0%
#                 AutoCanada, Inc.                                                     359    6,175             0.0%
#*                Avigilon Corp.                                                       678    7,997             0.0%
*                 B2Gold Corp.                                                       9,700   24,373             0.0%
#                 Badger Daylighting, Ltd.                                             679   16,156             0.0%
#                 Bank of Montreal(2076009)                                          2,144  151,818             0.2%
                  Bank of Montreal(063671101)                                        3,601  255,131             0.3%
                  Bank of Nova Scotia (The)(2076281)                                 4,742  263,597             0.3%
#                 Bank of Nova Scotia (The)(064149107)                               2,705  150,479             0.2%
                  Barrick Gold Corp.                                                 7,482  125,099             0.2%
#*                Baytex Energy Corp.                                                1,140    3,449             0.0%
                  BCE, Inc.(B188TH2)                                                   166    7,537             0.0%
                  BCE, Inc.(05534B760)                                                 604   27,524             0.0%
#*                Bellatrix Exploration, Ltd.                                        1,758    1,314             0.0%
                  Birchcliff Energy, Ltd.                                            2,200   11,298             0.0%
#                 Black Diamond Group, Ltd.                                          1,000    2,835             0.0%
*                 BlackBerry, Ltd.                                                   8,073   75,402             0.1%
*                 BlackPearl Resources, Inc.                                         5,400    4,787             0.0%
*                 Bombardier, Inc. Class B                                           6,000    9,274             0.0%
                  Bonavista Energy Corp.                                             4,473    9,404             0.0%
                  Bonterra Energy Corp.                                                198    2,808             0.0%
                  Boralex, Inc. Class A                                                874   13,375             0.0%
                  Brookfield Asset Management, Inc. Class A(2092599)                   700   25,876             0.0%
                  Brookfield Asset Management, Inc. Class A(112585104)               1,502   55,499             0.1%
                  CAE, Inc.(2162760)                                                 2,040   31,159             0.0%
                  CAE, Inc.(124765108)                                               2,197   33,548             0.0%
*                 Calfrac Well Services, Ltd.                                        1,440    3,661             0.0%
                  Cameco Corp.                                                       5,407   51,853             0.1%
*                 Canaccord Genuity Group, Inc.                                      1,669    6,225             0.0%
                  Canadian Imperial Bank of Commerce(2170525)                        1,427  115,253             0.1%
                  Canadian Imperial Bank of Commerce(136069101)                        140   11,316             0.0%
                  Canadian National Railway Co.(2180632)                               600   43,370             0.1%
                  Canadian National Railway Co.(136375102)                           1,058   76,483             0.1%
                  Canadian Natural Resources, Ltd.(2171573)                          1,327   42,268             0.1%
                  Canadian Natural Resources, Ltd.(136385101)                        2,906   92,614             0.1%
                  Canadian Pacific Railway, Ltd.                                       300   45,968             0.1%
                  Canadian Tire Corp., Ltd. Class A                                    596   72,740             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                     PERCENTAGE
                                                                                    SHARES VALUE++ OF NET ASSETS**
                                                                                    ------ ------- ---------------
CANADA -- (Continued)
                  Canadian Utilities, Ltd. Class A                                     600 $17,296             0.0%
                  Canadian Western Bank                                              1,800  35,379             0.1%
#                 Canam Group, Inc.                                                  1,300  11,590             0.0%
*                 Canfor Corp.                                                         830  12,465             0.0%
                  Canfor Pulp Products, Inc.                                         1,000   8,666             0.0%
*                 Canyon Services Group, Inc.                                          898   4,164             0.0%
                  Capital Power Corp.                                                1,079  19,666             0.0%
*                 Capstone Mining Corp.                                              9,500   7,377             0.0%
                  Cascades, Inc.                                                     2,400  28,904             0.0%
*                 Celestica, Inc.(2263362)                                             311   4,431             0.0%
*                 Celestica, Inc.(15101Q108)                                         2,400  34,200             0.1%
                  Cenovus Energy, Inc.                                               5,857  58,453             0.1%
                  Centerra Gold, Inc.                                                5,319  27,470             0.0%
#*                Cequence Energy, Ltd.                                              3,200     574             0.0%
                  Cervus Equipment Corp.                                               600   5,411             0.0%
*                 CGI Group, Inc. Class A                                              483  23,311             0.0%
*                 China Gold International Resources Corp., Ltd.                     4,400   6,543             0.0%
*                 Chinook Energy, Inc.                                                  61      15             0.0%
                  CI Financial Corp.                                                 2,756  53,907             0.1%
                  Cineplex, Inc.                                                       800  31,489             0.0%
                  Cogeco Communications, Inc.                                          495  28,325             0.0%
                  Cogeco, Inc.                                                         300  15,019             0.0%
                  Colliers International Group, Inc.                                   805  39,417             0.1%
                  Constellation Software, Inc.                                         100  45,737             0.1%
#                 Corus Entertainment, Inc. Class B                                  1,500  14,725             0.0%
                  Cott Corp.(2228952)                                                  300   3,947             0.0%
                  Cott Corp.(22163N106)                                              3,102  40,853             0.1%
#                 Crescent Point Energy Corp.(B67C8W8)                               2,478  24,521             0.0%
                  Crescent Point Energy Corp.(22576C101)                             3,609  35,765             0.1%
*                 Crew Energy, Inc.                                                  2,714   8,172             0.0%
*                 Detour Gold Corp.                                                  2,500  31,592             0.0%
                  DH Corp.                                                           1,084  20,162             0.0%
                  Dollarama, Inc.                                                      500  43,771             0.1%
                  Dominion Diamond Corp.                                             1,691  20,563             0.0%
                  Dorel Industries, Inc. Class B                                       485  11,654             0.0%
*                 Dundee Precious Metals, Inc.                                       2,800   5,600             0.0%
                  E-L Financial Corp., Ltd.                                             34  20,349             0.0%
                  Eldorado Gold Corp.                                               11,404  41,688             0.1%
                  Element Fleet Management Corp.                                     2,800  24,594             0.0%
#                 Emera, Inc.                                                          370  12,807             0.0%
                  Empire Co., Ltd. Class A                                           3,000  46,218             0.1%
#                 Enbridge Income Fund Holdings, Inc.                                1,679  41,205             0.1%
                  Enbridge, Inc.(2466149)                                            1,248  51,728             0.1%
                  Enbridge, Inc.(29250N105)                                            604  25,036             0.0%
                  Encana Corp.                                                       2,703  28,922             0.0%
*                 Endeavour Mining Corp.                                               645  10,641             0.0%
                  Enercare, Inc.                                                       939  14,913             0.0%
                  Enerflex, Ltd.                                                     1,364  19,225             0.0%
#*                Energy Fuels, Inc.                                                   100     174             0.0%
                  Enerplus Corp.                                                     3,726  26,864             0.0%
                  Enghouse Systems, Ltd.                                               272  11,926             0.0%
                  Ensign Energy Services, Inc.                                       3,401  18,910             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                     PERCENTAGE
                                                                                    SHARES VALUE++ OF NET ASSETS**
                                                                                    ------ ------- ---------------
CANADA -- (Continued)
#                 Equitable Group, Inc.                                                300 $ 8,019             0.0%
*                 Essential Energy Services Trust                                    4,177   1,867             0.0%
                  Evertz Technologies, Ltd.                                            722   8,939             0.0%
#                 Exchange Income Corp.                                                900  23,109             0.0%
                  Fairfax Financial Holdings, Ltd.                                     100  45,713             0.1%
                  Finning International, Inc.                                        1,611  30,637             0.0%
                  First Capital Realty, Inc.                                         1,500  21,801             0.0%
#*                First Majestic Silver Corp.                                          521   4,237             0.0%
                  First Quantum Minerals, Ltd.                                       3,789  36,109             0.1%
                  FirstService Corp.                                                   805  50,097             0.1%
                  Fortis, Inc.                                                         900  29,287             0.0%
                  Franco-Nevada Corp.                                                  200  13,602             0.0%
#                 Genworth MI Canada, Inc.                                           1,089  27,044             0.0%
                  George Weston, Ltd.                                                  339  30,444             0.0%
                  Gildan Activewear, Inc.                                            1,618  45,362             0.1%
                  Gluskin Sheff + Associates, Inc.                                   1,000  12,439             0.0%
                  Goldcorp, Inc.(2676302)                                            1,400  19,507             0.0%
                  Goldcorp, Inc.(380956409)                                          5,279  73,695             0.1%
#*                Golden Star Resources, Ltd.                                        8,100   5,815             0.0%
*                 Gran Tierra Energy, Inc.                                           5,979  15,067             0.0%
                  Granite Oil Corp.                                                  1,838   6,948             0.0%
                  Great-West Lifeco, Inc.                                            1,400  37,660             0.1%
*                 Heroux-Devtek, Inc.                                                1,000   8,820             0.0%
#                 Home Capital Group, Inc.                                             800   4,712             0.0%
                  HudBay Minerals, Inc.                                              4,699  28,055             0.0%
#                 Hudson's Bay Co.                                                   1,300  11,885             0.0%
*                 Husky Energy, Inc.                                                 2,554  29,483             0.0%
*                 IAMGOLD Corp.(450913108)                                             326   1,350             0.0%
*                 IAMGOLD Corp.(2446646)                                             8,705  35,967             0.1%
                  IGM Financial, Inc.                                                  400  12,017             0.0%
                  Imperial Oil, Ltd.                                                   698  20,291             0.0%
                  Industrial Alliance Insurance & Financial Services, Inc.           1,373  57,925             0.1%
                  Innergex Renewable Energy, Inc.                                    1,785  18,229             0.0%
                  Intact Financial Corp.                                               589  40,348             0.1%
                  Inter Pipeline, Ltd.                                                 800  16,298             0.0%
*                 Interfor Corp.                                                     1,300  19,199             0.0%
*                 International Petroleum Corp.                                        566   2,059             0.0%
                  Intertape Polymer Group, Inc.                                      1,300  22,952             0.0%
*                 Ivanhoe Mines, Ltd. Class A                                        3,958  13,889             0.0%
                  Just Energy Group, Inc.                                            2,100  12,830             0.0%
*                 Kelt Exploration, Ltd.                                               700   3,446             0.0%
                  Keyera Corp.                                                       2,100  58,121             0.1%
*                 Kingsway Financial Services, Inc.                                    425   2,379             0.0%
*                 Kinross Gold Corp.                                                20,380  70,917             0.1%
*                 Kirkland Lake Gold, Ltd.                                             500   3,461             0.0%
                  Labrador Iron Ore Royalty Corp.                                    1,400  18,184             0.0%
                  Laurentian Bank of Canada                                            650  26,590             0.0%
                  Leon's Furniture, Ltd.                                               400   4,973             0.0%
                  Linamar Corp.                                                      1,008  42,859             0.1%
                  Loblaw Cos., Ltd.                                                    900  50,510             0.1%
                  Lundin Mining Corp.                                               10,205  54,425             0.1%
#                 MacDonald Dettwiler & Associates, Ltd.                             1,066  52,634             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
CANADA -- (Continued)
                  Magna International, Inc.(2554475)                                 1,978 $ 82,624             0.1%
                  Magna International, Inc.(559222401)                               1,700   71,009             0.1%
*                 Major Drilling Group International, Inc.                           2,473   13,714             0.0%
                  Mandalay Resources Corp.                                           3,315    1,384             0.0%
                  Manulife Financial Corp.(2492519)                                    700   12,276             0.0%
                  Manulife Financial Corp.(56501R106)                                7,648  134,222             0.2%
                  Maple Leaf Foods, Inc.                                               500   12,516             0.0%
                  Martinrea International, Inc.                                      3,400   25,954             0.0%
*                 Maxim Power Corp.                                                  1,600    3,223             0.0%
#*                MEG Energy Corp.                                                   1,128    5,107             0.0%
                  Methanex Corp.                                                       555   25,505             0.0%
                  Metro, Inc.                                                          949   32,522             0.0%
                  Morneau Shepell, Inc.                                                911   13,448             0.0%
                  Mullen Group, Ltd.                                                 2,700   29,610             0.0%
                  National Bank of Canada                                            4,400  170,997             0.2%
                  Nevsun Resources, Ltd.                                             8,700   19,311             0.0%
                  New Flyer Industries, Inc.                                           785   29,242             0.0%
*                 New Gold, Inc.(644535106)                                          1,500    4,260             0.0%
*                 New Gold, Inc.(2826947)                                            5,860   16,613             0.0%
#*                Newalta Corp.                                                      1,319    1,981             0.0%
                  North West Co., Inc. (The)                                           600   14,153             0.0%
#                 Northland Power, Inc.                                              1,500   26,516             0.0%
*                 NuVista Energy, Ltd.                                               2,462   11,092             0.0%
                  OceanaGold Corp.                                                   6,600   21,516             0.0%
                  Open Text Corp.                                                    1,618   56,100             0.1%
                  Pan American Silver Corp.                                          2,197   36,844             0.1%
#*                Paramount Resources, Ltd. Class A                                    600    7,657             0.0%
*                 Parex Resources, Inc.                                              2,100   26,076             0.0%
                  Parkland Fuel Corp.                                                1,600   34,812             0.1%
                  Pason Systems, Inc.                                                  400    5,940             0.0%
                  Pembina Pipeline Corp.                                             1,489   47,469             0.1%
#*                Pengrowth Energy Corp.                                            10,136    9,727             0.0%
#*                Penn West Petroleum, Ltd.(B63FY34)                                 4,010    6,022             0.0%
*                 Penn West Petroleum, Ltd.(707887105)                               2,097    3,125             0.0%
#                 Peyto Exploration & Development Corp.                              1,508   27,439             0.0%
*                 PHX Energy Services Corp.                                            742    1,734             0.0%
#                 Pizza Pizza Royalty Corp.                                            400    5,207             0.0%
                  Potash Corp. of Saskatchewan, Inc.                                 2,226   37,539             0.1%
#                 PrairieSky Royalty, Ltd.                                             186    4,054             0.0%
*                 Precision Drilling Corp.(74022D308)                                3,099   12,303             0.0%
*                 Precision Drilling Corp.(B5YPLH9)                                  4,800   19,094             0.0%
                  Premium Brands Holdings Corp.                                        381   23,847             0.0%
#*                Primero Mining Corp.                                               2,884    1,352             0.0%
                  Quebecor, Inc. Class B                                               900   27,474             0.0%
                  Richelieu Hardware, Ltd.                                             900   20,030             0.0%
*                 Richmont Mines, Inc.                                               2,219   16,776             0.0%
                  Ritchie Bros Auctioneers, Inc.                                       869   28,468             0.0%
#*                RMP Energy, Inc.                                                   3,700    2,223             0.0%
                  Rogers Communications, Inc. Class B                                  600   27,511             0.0%
                  Rogers Sugar, Inc.                                                 2,550   11,619             0.0%
                  Royal Bank of Canada(2754383)                                      3,651  249,997             0.3%
                  Royal Bank of Canada(780087102)                                    1,101   75,396             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
CANADA -- (Continued)
*                 Sandstorm Gold, Ltd.                                               1,100 $  3,812             0.0%
#                 Sandvine Corp.                                                     5,500   12,813             0.0%
                  Saputo, Inc.                                                       1,600   52,605             0.1%
                  Secure Energy Services, Inc.                                         840    5,471             0.0%
*                 SEMAFO, Inc.                                                       8,300   19,092             0.0%
*                 Seven Generations Energy, Ltd. Class A                                22      390             0.0%
                  Shaw Communications, Inc. Class B                                  3,396   72,029             0.1%
                  ShawCor, Ltd.                                                        752   18,868             0.0%
#*                Sherritt International Corp.                                       7,600    5,011             0.0%
*                 Silver Standard Resources, Inc.                                      400    4,126             0.0%
                  SNC-Lavalin Group, Inc.                                              900   36,196             0.1%
                  Sprott, Inc.                                                       3,550    6,112             0.0%
                  Stantec, Inc.                                                      1,000   25,662             0.0%
                  Stella-Jones, Inc.                                                   716   22,680             0.0%
#                 Student Transportation, Inc.                                         127      755             0.0%
#                 Suncor Energy, Inc.(B3NB1P2)                                         501   15,699             0.0%
                  Suncor Energy, Inc.(867224107)                                     4,814  150,967             0.2%
*                 SunOpta, Inc.                                                      1,500   10,950             0.0%
                  Superior Plus Corp.                                                2,984   28,571             0.0%
#                 Surge Energy, Inc.                                                 5,100    9,490             0.0%
                  Tahoe Resources, Inc.                                              4,920   39,866             0.1%
*                 Taseko Mines, Ltd.                                                 4,300    4,820             0.0%
                  Teck Resources, Ltd. Class B(2879327)                              2,037   42,261             0.1%
                  Teck Resources, Ltd. Class B(878742204)                            1,990   41,273             0.1%
                  TELUS Corp.                                                          712   23,691             0.0%
                  TFI International, Inc.                                            2,900   63,139             0.1%
                  Thomson Reuters Corp.                                              1,328   60,346             0.1%
*                 Timmins Gold Corp.                                                 4,500    1,747             0.0%
                  TMX Group, Ltd.                                                      201   11,356             0.0%
                  TORC Oil & Gas, Ltd.                                               2,700   11,749             0.0%
                  Toromont Industries, Ltd.                                            600   21,344             0.0%
                  Toronto-Dominion Bank (The)(2897222)                               4,274  201,105             0.2%
                  Toronto-Dominion Bank (The)(891160509)                             4,382  206,348             0.2%
#                 Torstar Corp. Class B                                              1,100    1,394             0.0%
#                 Total Energy Services, Inc.                                          194    1,933             0.0%
*                 Tourmaline Oil Corp.                                               1,981   38,924             0.1%
                  TransAlta Corp.(2901628)                                             901    4,614             0.0%
                  TransAlta Corp.(89346D107)                                           777    3,963             0.0%
                  TransCanada Corp.                                                  2,448  113,662             0.1%
                  Transcontinental, Inc. Class A                                     1,600   28,541             0.0%
#*                Trican Well Service, Ltd.                                          4,600   12,637             0.0%
*                 Trinidad Drilling, Ltd.                                            5,273    8,267             0.0%
*                 Turquoise Hill Resources, Ltd.                                     2,008    5,472             0.0%
                  Veresen, Inc.                                                      3,473   38,749             0.1%
                  Waste Connections, Inc.(94106B101)                                   191   17,577             0.0%
                  Waste Connections, Inc.(BYQFRK5)                                     561   51,609             0.1%
                  West Fraser Timber Co., Ltd.                                       2,000   89,872             0.1%
*                 Western Energy Services Corp.                                      2,146    3,176             0.0%
                  Western Forest Products, Inc.                                     13,700   21,578             0.0%
                  Westshore Terminals Investment Corp.                                 318    5,561             0.0%
#                 Whitecap Resources, Inc.                                           4,196   29,694             0.0%
                  Wi-LAN, Inc.                                                       2,661    5,341             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
CANADA -- (Continued)
                  Winpak, Ltd.                                                         341 $   14,574             0.0%
                  WSP Global, Inc.                                                     833     30,347             0.0%
                  Yamana Gold, Inc.                                                 13,032     35,038             0.1%
                                                                                           ---------- ---------------
TOTAL CANADA                                                                                8,278,062             9.2%
                                                                                           ---------- ---------------
CHINA -- (0.0%)
                  K Wah International Holdings, Ltd.                                46,702     29,635             0.0%
                                                                                           ---------- ---------------
TOTAL CHINA                                                                                    29,635             0.0%
                                                                                           ---------- ---------------
DENMARK -- (1.1%)
                  Alm Brand A.S.                                                     3,000     24,590             0.0%
                  AP Moller - Maersk A.S. Class B                                       21     36,226             0.0%
*                 Bang & Olufsen A.S.                                                  670     10,014             0.0%
#*                D/S Norden A.S.                                                      429      8,574             0.0%
                  Danske Bank A.S.                                                   1,428     51,920             0.1%
                  DFDS A.S.                                                            827     49,311             0.1%
                  DSV A.S.                                                           2,401    133,701             0.2%
                  FLSmidth & Co. A.S.                                                  809     48,635             0.1%
                  ISS A.S.                                                             693     28,746             0.0%
                  Jyske Bank A.S.                                                      868     46,417             0.1%
*                 NKT Holding A.S.                                                     417     32,871             0.0%
#                 Novozymes A.S. Class B                                             1,400     60,442             0.1%
                  Pandora A.S.                                                         515     55,636             0.1%
                  Per Aarsleff Holding A.S.                                            650     16,673             0.0%
                  Ringkjoebing Landbobank A.S.                                         160     38,585             0.0%
                  Rockwool International A.S. Class B                                  132     24,164             0.0%
                  Schouw & Co. AB                                                       31      3,191             0.0%
                  SimCorp A.S.                                                         600     37,591             0.0%
                  Solar A.S. Class B                                                   125      7,246             0.0%
                  Spar Nord Bank A.S.                                                2,142     24,280             0.0%
                  Sydbank A.S.                                                       1,256     45,686             0.1%
                  TDC A.S.                                                          13,635     73,144             0.1%
*                 Topdanmark A.S.                                                    1,775     48,598             0.1%
                  Tryg A.S.                                                          1,150     22,065             0.0%
                  United International Enterprises                                      32      6,111             0.0%
                  Vestas Wind Systems A.S.                                           1,543    132,770             0.1%
*                 Vestjysk Bank A.S.                                                   250        547             0.0%
                                                                                           ---------- ---------------
TOTAL DENMARK                                                                               1,067,734             1.2%
                                                                                           ---------- ---------------
FINLAND -- (1.8%)
                  Ahlstrom-Munksjo Oyj                                                 678     12,838             0.0%
                  Alma Media Oyj                                                     1,213      7,297             0.0%
                  Amer Sports Oyj                                                    2,402     53,164             0.1%
                  Atria Oyj                                                            595      7,068             0.0%
#                 Cargotec Oyj Class B                                               1,344     80,082             0.1%
#*                Caverion Corp.                                                     1,551     12,679             0.0%
                  Citycon Oyj                                                        3,421      8,411             0.0%
                  Cramo Oyj                                                            564     14,644             0.0%
                  Elisa Oyj                                                          1,318     44,821             0.1%
                  F-Secure Oyj                                                       1,026      3,817             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
FINLAND -- (Continued)
                  Finnair Oyj                                                        1,332 $    6,948             0.0%
                  Fiskars Oyj Abp                                                      251      5,508             0.0%
                  Fortum Oyj                                                         2,340     34,024             0.0%
#                 Huhtamaki Oyj                                                      2,364     91,634             0.1%
                  Kemira Oyj                                                         1,740     22,258             0.0%
                  Kesko Oyj Class A                                                    401     18,760             0.0%
                  Kesko Oyj Class B                                                  1,418     66,412             0.1%
                  Kone Oyj Class B                                                   1,134     51,906             0.1%
                  Konecranes Oyj                                                     1,141     47,850             0.1%
                  Lassila & Tikanoja Oyj                                               606     11,758             0.0%
#                 Metsa Board Oyj                                                    2,428     17,224             0.0%
                  Metso Oyj                                                          1,606     57,517             0.1%
                  Neste Oyj                                                          1,474     60,064             0.1%
                  Nokia Oyj(5902941)                                                10,131     57,917             0.1%
                  Nokia Oyj(5946455)                                                 5,767     32,939             0.0%
                  Nokian Renkaat Oyj                                                 1,520     65,331             0.1%
                  Outokumpu Oyj                                                      5,944     56,920             0.1%
*                 Outotec Oyj                                                        3,383     25,103             0.0%
*                 Poyry Oyj                                                            726      2,656             0.0%
                  Raisio Oyj Class V                                                 5,314     20,157             0.0%
                  Ramirent Oyj                                                       1,350     12,837             0.0%
#                 Sampo Oyj Class A                                                  1,527     73,079             0.1%
                  Sanoma Oyj                                                         2,100     18,524             0.0%
*                 Stockmann Oyj Abp Class A                                          1,273     10,800             0.0%
#*                Stockmann Oyj Abp Class B                                            646      5,552             0.0%
#                 Stora Enso Oyj Class R                                             4,818     57,179             0.1%
                  Stora Enso Oyj Sponsored ADR                                       9,200    109,250             0.1%
                  Technopolis Oyj                                                    3,587     12,025             0.0%
                  Tieto Oyj                                                          1,067     33,457             0.0%
                  Tikkurila Oyj                                                        201      3,980             0.0%
                  UPM-Kymmene Oyj                                                    2,608     68,712             0.1%
                  UPM-Kymmene Oyj Sponsored ADR                                      7,100    188,860             0.2%
                  Uponor Oyj                                                           782     14,809             0.0%
                  Vaisala Oyj Class A                                                  214     10,260             0.0%
                  Valmet Oyj                                                           809     14,736             0.0%
                  Wartsila Oyj Abp                                                   1,403     85,323             0.1%
                                                                                           ---------- ---------------
TOTAL FINLAND                                                                               1,717,090             1.9%
                                                                                           ---------- ---------------
FRANCE -- (7.3%)
                  Accor SA                                                             936     42,681             0.1%
*                 Air France-KLM                                                     2,302     19,339             0.0%
#                 Airbus SE                                                          1,424    115,191             0.1%
                  Albioma SA                                                         1,147     22,060             0.0%
*                 Alstom SA                                                          1,261     40,025             0.1%
                  Altamir                                                              936     15,714             0.0%
                  Alten SA                                                             360     30,508             0.0%
                  Altran Technologies SA                                             1,959     32,870             0.0%
                  Arkema SA                                                          1,212    128,330             0.1%
                  Assystem                                                             430     15,710             0.0%
                  Atos SE                                                              494     64,707             0.1%
#                 AXA SA                                                             6,608    176,302             0.2%
                  Beneteau SA                                                          816     11,569             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
FRANCE -- (Continued)
                  BNP Paribas SA                                                     4,028 $284,285             0.3%
                  Bollore SA                                                         5,989   24,370             0.0%
                  Bonduelle SCA                                                        316   10,955             0.0%
                  Bouygues SA                                                        2,961  124,462             0.1%
                  Bureau Veritas SA                                                  1,505   34,871             0.0%
#                 Capgemini SA                                                         872   87,306             0.1%
                  Carrefour SA                                                       6,143  144,675             0.2%
#                 Casino Guichard Perrachon SA                                         937   56,430             0.1%
*                 CGG SA Sponsored ADR                                                  94      662             0.0%
                  Chargeurs SA                                                       1,201   29,967             0.0%
                  Christian Dior SE                                                    181   49,642             0.1%
                  Cie de Saint-Gobain                                                2,316  124,964             0.1%
                  Cie Generale des Etablissements Michelin                           1,763  230,602             0.3%
                  Cie Plastic Omnium SA                                              1,743   68,215             0.1%
                  CNP Assurances                                                     2,336   48,796             0.1%
                  Credit Agricole SA                                                 5,459   81,196             0.1%
                  Danone SA                                                          1,183   82,793             0.1%
                  Dassault Systemes SE                                                 560   49,964             0.1%
                  Derichebourg SA                                                    2,685   12,862             0.0%
                  Edenred                                                            2,281   58,432             0.1%
                  Eiffage SA                                                           799   67,679             0.1%
#                 Electricite de France SA                                           4,214   35,177             0.0%
                  Elior Group                                                          459   11,452             0.0%
#                 Engie SA                                                          11,708  165,083             0.2%
*                 Eramet                                                               350   16,843             0.0%
*                 Esso SA Francaise                                                     16      682             0.0%
                  Euler Hermes Group                                                   224   21,884             0.0%
                  Euronext NV                                                          259   12,705             0.0%
                  Eutelsat Communications SA                                         2,599   61,491             0.1%
                  Faurecia                                                           1,957   95,645             0.1%
                  Gaztransport Et Technigaz SA                                          44    1,642             0.0%
                  Groupe Crit                                                          186   15,617             0.0%
                  Groupe Eurotunnel SE                                               2,874   31,573             0.0%
*                 Groupe Fnac SA(B7VQL46)                                               77    5,410             0.0%
*                 Groupe Fnac SA(BLRZL56)                                              578   40,705             0.1%
                  Hermes International                                                  47   22,469             0.0%
                  Iliad SA                                                             101   24,515             0.0%
                  Imerys SA                                                            284   24,433             0.0%
                  Ingenico Group SA                                                    634   57,407             0.1%
                  IPSOS                                                                595   19,084             0.0%
                  JCDecaux SA                                                        1,302   45,960             0.1%
#                 Kering                                                                81   25,107             0.0%
#                 L'Oreal SA                                                           434   86,431             0.1%
                  Lagardere SCA                                                      2,488   76,159             0.1%
                  Lectra                                                               328    8,519             0.0%
                  Legrand SA                                                           923   59,747             0.1%
                  LISI                                                                 390   15,295             0.0%
#                 LVMH Moet Hennessy Louis Vuitton SE                                  788  194,533             0.2%
                  Metropole Television SA                                            1,252   28,501             0.0%
                  Natixis SA                                                         7,935   55,221             0.1%
*                 Naturex                                                               70    6,377             0.0%
                  Neopost SA                                                           479   19,424             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
FRANCE -- (Continued)
*                 Nexans SA                                                            940 $   52,256             0.1%
                  Nexity SA                                                            333     18,105             0.0%
                  Orange SA                                                         15,194    235,163             0.3%
                  Orange SA Sponsored ADR                                            2,675     41,462             0.1%
*                 Peugeot SA                                                         9,468    198,502             0.2%
#*                Pierre & Vacances SA                                                 114      5,315             0.0%
                  Publicis Groupe SA                                                   175     12,634             0.0%
                  Publicis Groupe SA ADR                                             2,600     46,930             0.1%
#                 Rallye SA                                                            796     17,392             0.0%
                  Renault SA                                                         1,352    126,076             0.1%
                  Rexel SA                                                           4,621     82,523             0.1%
                  Rubis SCA                                                            645     65,527             0.1%
                  Safran SA                                                            573     47,441             0.1%
                  Savencia SA                                                          112      9,885             0.0%
                  Schneider Electric SE(4834108)                                     1,564    123,878             0.1%
                  Schneider Electric SE(B11BPS1)                                       213     16,815             0.0%
#                 SCOR SE                                                            2,614    103,402             0.1%
                  SEB SA                                                               536     86,314             0.1%
#*                Sequana SA                                                           436        707             0.0%
                  SES SA                                                             2,649     57,898             0.1%
                  Societe BIC SA                                                       279     31,353             0.0%
                  Societe Generale SA                                                3,124    171,297             0.2%
                  Sodexo SA                                                            519     65,961             0.1%
#*                SOITEC                                                               612     25,989             0.0%
*                 Solocal Group                                                      1,722      2,039             0.0%
                  Somfy SA                                                              49     23,697             0.0%
                  Sopra Steria Group                                                   279     41,793             0.1%
*                 Ste Industrielle d'Aviation Latecoere SA                           2,936     11,575             0.0%
                  Stef SA                                                              282     25,334             0.0%
                  STMicroelectronics NV(5962332)                                     3,667     58,869             0.1%
                  STMicroelectronics NV(2430025)                                     6,800    108,732             0.1%
                  Suez                                                               3,128     51,383             0.1%
                  Tarkett SA                                                           335     15,740             0.0%
                  Technicolor SA                                                     2,918     14,817             0.0%
                  Teleperformance                                                    1,148    144,360             0.2%
                  Thales SA                                                            513     53,920             0.1%
                  Total SA                                                           9,638    494,749             0.6%
                  Trigano SA                                                           418     44,196             0.1%
*                 Ubisoft Entertainment SA                                           2,639    125,016             0.1%
#                 Valeo SA                                                           1,703    122,548             0.1%
#*                Vallourec SA                                                       6,513     41,660             0.1%
#                 Veolia Environnement SA                                            1,171     22,285             0.0%
                  Veolia Environnement SA ADR                                          635     12,021             0.0%
                  Vicat SA                                                             469     33,361             0.0%
                  Vilmorin & Cie SA                                                    213     15,402             0.0%
#                 Vinci SA                                                           1,483    126,409             0.1%
#                 Vivendi SA                                                         5,044    100,047             0.1%
*                 Worldline SA                                                         475     15,757             0.0%
                  Zodiac Aerospace                                                      91      2,209             0.0%
                                                                                           ---------- ---------------
TOTAL FRANCE                                                                                7,023,969             7.8%
                                                                                           ---------- ---------------

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
GERMANY -- (6.3%)
                  Aareal Bank AG                                                     1,390 $ 55,907             0.1%
                  Adidas AG                                                            211   42,303             0.1%
                  Allianz SE                                                         1,338  254,725             0.3%
                  Aurubis AG                                                           668   46,683             0.1%
                  Axel Springer SE                                                     959   53,807             0.1%
                  BASF SE                                                            5,979  582,468             0.7%
                  Bauer AG                                                             343    6,032             0.0%
                  Bayerische Motoren Werke AG                                        2,651  253,281             0.3%
                  BayWa AG                                                             360   13,104             0.0%
                  Bechtle AG                                                           139   15,948             0.0%
                  Beiersdorf AG                                                         97    9,647             0.0%
                  Bertrandt AG                                                         214   22,350             0.0%
                  Bijou Brigitte AG                                                    112    6,917             0.0%
#*                Bilfinger SE                                                         285   12,373             0.0%
                  Brenntag AG                                                          881   52,227             0.1%
                  CANCOM SE                                                            562   33,257             0.0%
                  Cewe Stiftung & Co. KGAA                                             287   26,133             0.0%
                  Comdirect Bank AG                                                  1,445   15,067             0.0%
#*                Commerzbank AG                                                     9,757   95,649             0.1%
                  Continental AG                                                       413   92,511             0.1%
                  CTS Eventim AG & Co. KGaA                                            714   27,482             0.0%
                  Daimler AG                                                         6,300  469,440             0.5%
*                 Deutsche Bank AG(5750355)                                            349    6,275             0.0%
*                 Deutsche Bank AG(D18190898)                                       13,440  242,861             0.3%
                  Deutsche Beteiligungs AG                                             294   11,186             0.0%
                  Deutsche Boerse AG                                                   795   77,814             0.1%
                  Deutsche EuroShop AG                                                 254   10,312             0.0%
                  Deutsche Lufthansa AG                                              5,573   96,147             0.1%
                  Deutsche Post AG                                                   2,363   84,935             0.1%
                  Deutsche Telekom AG                                               26,384  462,796             0.5%
                  Deutsche Wohnen AG                                                 2,299   78,611             0.1%
                  Deutz AG                                                           2,362   18,385             0.0%
*                 Dialog Semiconductor P.L.C.                                        1,528   71,497             0.1%
                  DMG Mori AG                                                        1,157   63,045             0.1%
#                 Duerr AG                                                             417   41,554             0.1%
                  E.ON SE                                                            4,329   33,746             0.1%
                  E.ON SE Sponsored ADR                                              7,421   58,181             0.1%
#                 Fielmann AG                                                          278   21,253             0.0%
                  Fraport AG Frankfurt Airport Services Worldwide                      402   31,627             0.0%
                  Freenet AG                                                         2,096   65,779             0.1%
                  Fuchs Petrolub SE                                                    430   19,415             0.0%
#                 GEA Group AG                                                       1,442   61,303             0.1%
#                 Gerry Weber International AG                                         313    4,587             0.0%
                  Gesco AG                                                             420   11,391             0.0%
                  Grammer AG                                                           503   30,863             0.0%
                  GRENKE AG                                                             66   13,139             0.0%
*                 H&R GmbH & Co. KGaA                                                   68    1,025             0.0%
                  Hamburger Hafen und Logistik AG                                      706   13,380             0.0%
                  Hannover Rueck SE                                                    205   24,593             0.0%
                  HeidelbergCement AG                                                  692   64,064             0.1%
*                 Heidelberger Druckmaschinen AG                                     4,410   12,309             0.0%
                  Hochtief AG                                                          181   32,597             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
GERMANY -- (Continued)
                  Hugo Boss AG                                                         428 $ 32,547             0.0%
                  Indus Holding AG                                                     565   37,768             0.1%
                  Infineon Technologies AG                                           4,590   94,873             0.1%
                  Jenoptik AG                                                          847   22,791             0.0%
#                 K+S AG                                                             3,006   71,718             0.1%
                  KION Group AG                                                        764   51,757             0.1%
*                 Kloeckner & Co. SE                                                 1,469   16,228             0.0%
*                 Kontron AG                                                         1,112    3,922             0.0%
#                 Krones AG                                                            229   27,189             0.0%
                  KWS Saat SE                                                           25    8,892             0.0%
                  Lanxess AG                                                         1,758  126,939             0.2%
                  LEG Immobilien AG                                                    410   35,224             0.1%
                  Leoni AG                                                             751   40,799             0.1%
                  Metro AG                                                           2,894   95,240             0.1%
                  MLP AG                                                               505    3,185             0.0%
                  MTU Aero Engines AG                                                  614   88,068             0.1%
                  Muenchener Rueckversicherungs-Gesellschaft AG                        421   80,714             0.1%
*                 Nordex SE                                                          1,346   20,284             0.0%
                  Norma Group SE                                                       405   21,716             0.0%
                  Osram Licht AG                                                     1,507  100,926             0.1%
*                 Patrizia Immobilien AG                                             1,414   27,897             0.0%
                  Pfeiffer Vacuum Technology AG                                        158   20,513             0.0%
                  ProSiebenSat.1 Media SE                                              528   22,413             0.0%
                  Puma SE                                                              101   39,420             0.1%
                  Rational AG                                                           20   10,052             0.0%
                  Rheinmetall AG                                                       925   84,905             0.1%
#                 RIB Software SE                                                      833   12,208             0.0%
*                 RWE AG                                                             8,756  145,028             0.2%
                  SAF-Holland SA                                                     1,209   20,872             0.0%
                  Salzgitter AG                                                        796   27,247             0.0%
                  SAP SE                                                               882   88,346             0.1%
#                 Schaltbau Holding AG                                                 174    6,805             0.0%
                  SHW AG                                                               202    7,089             0.0%
#                 Sixt SE                                                              563   31,153             0.0%
                  Software AG                                                        1,169   51,434             0.1%
#                 Stroeer SE & Co. KGaA                                                445   25,733             0.0%
                  Suedzucker AG                                                      1,926   41,219             0.1%
                  Symrise AG                                                           699   48,936             0.1%
                  TAG Immobilien AG                                                  2,214   31,522             0.0%
                  Takkt AG                                                             583   13,855             0.0%
#                 Telefonica Deutschland Holding AG                                  5,114   24,796             0.0%
#                 ThyssenKrupp AG                                                    1,298   30,932             0.0%
*                 Tom Tailor Holding SE                                                936    8,883             0.0%
*                 Uniper SE                                                          2,025   33,235             0.0%
#                 United Internet AG                                                   699   32,172             0.0%
                  Volkswagen AG                                                        339   54,662             0.1%
                  Vonovia SE                                                           877   31,751             0.0%
*                 Vossloh AG                                                           388   26,033             0.0%
#                 VTG AG                                                               331   10,918             0.0%
#                 Wacker Chemie AG                                                     409   43,291             0.1%
                  Wacker Neuson SE                                                     532   13,440             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
GERMANY -- (Continued)
                  XING AG                                                                  17 $    3,977             0.0%
                                                                                              ---------- ---------------
TOTAL GERMANY                                                                                  6,003,498             6.7%
                                                                                              ---------- ---------------
HONG KONG -- (2.9%)
                  APT Satellite Holdings, Ltd.                                         19,500     10,567             0.0%
                  ASM Pacific Technology, Ltd.                                          2,800     41,668             0.1%
                  Associated International Hotels, Ltd.                                 6,000     18,010             0.0%
                  Bank of East Asia, Ltd. (The)                                        14,548     60,160             0.1%
                  BOC Hong Kong Holdings, Ltd.                                         22,500     92,464             0.1%
*                 Brightoil Petroleum Holdings, Ltd.                                   42,000     11,386             0.0%
                  Cafe de Coral Holdings, Ltd.                                         10,000     32,516             0.0%
                  Cathay Pacific Airways, Ltd.                                         17,000     24,467             0.0%
                  Cheung Kong Infrastructure Holdings, Ltd.                             3,000     26,264             0.0%
                  Cheung Kong Property Holdings, Ltd.                                   5,000     35,796             0.1%
*                 China Billion Resources, Ltd.                                        56,240        224             0.0%
*                 China Energy Development Holdings, Ltd.                             176,000      1,809             0.0%
                  Chow Sang Sang Holdings International, Ltd.                           5,000     12,779             0.0%
                  Chow Tai Fook Jewellery Group, Ltd.                                   3,200      3,517             0.0%
                  Chuang's Consortium International, Ltd.                              93,642     19,242             0.0%
                  CITIC Telecom International Holdings, Ltd.                            8,000      2,467             0.0%
                  CK Hutchison Holdings, Ltd.                                          10,000    124,873             0.1%
                  CLP Holdings, Ltd.                                                    5,000     52,731             0.1%
                  Dah Sing Banking Group, Ltd.                                          8,960     18,004             0.0%
#                 Dah Sing Financial Holdings, Ltd.                                     4,576     34,690             0.0%
*                 Esprit Holdings, Ltd.                                                35,700     27,698             0.0%
                  Far East Consortium International, Ltd.                              37,000     17,640             0.0%
                  FIH Mobile, Ltd.                                                     55,000     18,868             0.0%
                  First Pacific Co., Ltd.                                              55,600     42,813             0.1%
                  Future Bright Holdings, Ltd.                                         30,000      3,158             0.0%
                  G-Resources Group, Ltd.                                           1,184,400     21,013             0.0%
                  Giordano International, Ltd.                                         20,000     10,736             0.0%
*                 Global Brands Group Holding, Ltd.                                    30,000      3,542             0.0%
                  Great Eagle Holdings, Ltd.                                            3,000     14,879             0.0%
#                 Guotai Junan International Holdings, Ltd.                            13,000      4,072             0.0%
                  Hang Lung Group, Ltd.                                                12,000     50,039             0.1%
                  Hang Lung Properties, Ltd.                                           16,000     41,923             0.1%
                  Hang Seng Bank, Ltd.                                                  3,100     62,793             0.1%
                  Henderson Land Development Co., Ltd.                                 10,182     64,457             0.1%
                  HKT Trust & HKT, Ltd.                                                34,000     43,422             0.1%
                  Hong Kong & China Gas Co., Ltd.                                      17,861     35,684             0.1%
                  Hong Kong Aircraft Engineering Co., Ltd.                              1,200      8,015             0.0%
                  Hong Kong Exchanges & Clearing, Ltd.                                  2,560     62,961             0.1%
                  Hongkong & Shanghai Hotels, Ltd. (The)                               11,096     13,014             0.0%
                  Hopewell Holdings, Ltd.                                              14,000     53,502             0.1%
                  Hutchison Telecommunications Hong Kong Holdings, Ltd.                15,000      4,433             0.0%
                  Hysan Development Co., Ltd.                                           8,000     37,729             0.1%
                  Johnson Electric Holdings, Ltd.                                       9,375     28,830             0.0%
                  Kerry Logistics Network, Ltd.                                         6,500      9,151             0.0%
                  Kerry Properties, Ltd.                                               13,000     48,598             0.1%
#                 Kingston Financial Group, Ltd.                                       62,000     21,417             0.0%
                  Kowloon Development Co., Ltd.                                        10,000     11,062             0.0%
                  L'Occitane International SA                                           9,250     19,457             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
HONG KONG -- (Continued)
                  Lai Sun Development Co., Ltd.                                     143,000 $    4,023             0.0%
#                 Li & Fung, Ltd.                                                   106,000     44,386             0.1%
                  Lifestyle International Holdings, Ltd.                              4,500      6,420             0.0%
                  Liu Chong Hing Investment, Ltd.                                    12,000     18,939             0.0%
                  Luk Fook Holdings International, Ltd.                               8,000     29,230             0.0%
                  Man Wah Holdings, Ltd.                                             64,000     52,997             0.1%
#*                Midland Holdings, Ltd.                                             46,000     12,167             0.0%
*                 Midland IC&I, Ltd.                                                230,000      1,359             0.0%
                  MTR Corp., Ltd.                                                     7,053     40,577             0.1%
                  New World Development Co., Ltd.                                    47,317     58,839             0.1%
#                 Newocean Energy Holdings, Ltd.                                     42,000     12,676             0.0%
                  NWS Holdings, Ltd.                                                 37,839     71,060             0.1%
                  Orient Overseas International, Ltd.                                 6,000     32,031             0.0%
*                 Pacific Basin Shipping, Ltd.                                       42,000      8,235             0.0%
#                 Pacific Textiles Holdings, Ltd.                                    15,000     16,641             0.0%
                  PCCW, Ltd.                                                         45,000     25,406             0.0%
                  Pico Far East Holdings, Ltd.                                       14,000      5,666             0.0%
                  Power Assets Holdings, Ltd.                                         2,500     22,485             0.0%
                  Prada SpA                                                           2,700     12,636             0.0%
                  Regal Hotels International Holdings, Ltd.                          24,600     16,275             0.0%
                  SA SA International Holdings, Ltd.                                 28,000     11,982             0.0%
                  Samsonite International SA                                         17,400     67,031             0.1%
                  Shangri-La Asia, Ltd.                                              33,500     47,945             0.1%
*                 Shun Tak Holdings, Ltd.                                            27,500     10,035             0.0%
*                 Singamas Container Holdings, Ltd.                                  42,000      7,180             0.0%
                  Sino Land Co., Ltd.                                                28,800     48,737             0.1%
                  SITC International Holdings Co., Ltd.                              14,000     10,028             0.0%
                  SmarTone Telecommunications Holdings, Ltd.                         16,500     23,108             0.0%
*                 SOCAM Development, Ltd.                                             4,000      1,084             0.0%
                  Stella International Holdings, Ltd.                                10,000     17,380             0.0%
                  Sun Hung Kai & Co., Ltd.                                           11,619      8,641             0.0%
                  Sun Hung Kai Properties, Ltd.                                       4,134     61,948             0.1%
                  Swire Pacific, Ltd. Class A                                         1,500     14,464             0.0%
                  Swire Pacific, Ltd. Class B                                         5,000      8,482             0.0%
                  Swire Properties, Ltd.                                             10,000     33,525             0.0%
                  Techtronic Industries Co., Ltd.                                    21,500     92,243             0.1%
                  Television Broadcasts, Ltd.                                         5,100     19,604             0.0%
#                 Texwinca Holdings, Ltd.                                            14,000      9,372             0.0%
                  Transport International Holdings, Ltd.                              4,000     12,440             0.0%
*                 Trinity, Ltd.                                                      64,000      4,607             0.0%
                  Varitronix International, Ltd.                                     17,000      8,062             0.0%
                  Victory City International Holdings, Ltd.                          14,000        486             0.0%
                  Vitasoy International Holdings, Ltd.                               18,000     35,530             0.0%
                  VTech Holdings, Ltd.                                                2,200     27,861             0.0%
                  WH Group, Ltd.                                                     20,500     18,289             0.0%
                  Wharf Holdings, Ltd. (The)                                          6,625     56,485             0.1%
                  Wheelock & Co., Ltd.                                               10,000     77,894             0.1%
                  Xinyi Glass Holdings, Ltd.                                         32,000     28,356             0.0%
                  Yue Yuen Industrial Holdings, Ltd.                                 15,000     59,298             0.1%
                                                                                            ---------- ---------------
TOTAL HONG KONG                                                                              2,718,685             3.0%
                                                                                            ---------- ---------------

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
IRELAND -- (0.5%)
*                 Bank of Ireland                                                   261,366 $ 65,795             0.1%
                  CRH P.L.C.                                                          1,886   68,696             0.1%
                  CRH P.L.C. Sponsored ADR                                            1,293   46,962             0.0%
*                 FBD Holdings P.L.C.                                                   158    1,400             0.0%
                  Glanbia P.L.C.                                                      1,329   25,974             0.0%
                  Irish Continental Group P.L.C.                                      3,964   22,861             0.0%
                  Kerry Group P.L.C. Class A                                            667   54,660             0.1%
                  Kingspan Group P.L.C.(0492793)                                      1,183   40,803             0.0%
                  Kingspan Group P.L.C.(4491235)                                      1,606   55,869             0.1%
                  Smurfit Kappa Group P.L.C.                                          3,976  106,632             0.1%
                                                                                            -------- ---------------
TOTAL IRELAND                                                                                489,652             0.5%
                                                                                            -------- ---------------
ISRAEL -- (0.4%)
#*                Africa Israel Investments, Ltd.                                     1,975      244             0.0%
*                 AudioCodes, Ltd.                                                      614    4,023             0.0%
                  Azrieli Group, Ltd.                                                   381   20,267             0.0%
                  Bank Hapoalim BM                                                    5,787   36,089             0.1%
*                 Bank Leumi Le-Israel BM                                             8,602   40,229             0.1%
                  Bezeq The Israeli Telecommunication Corp., Ltd.                    10,611   17,828             0.0%
                  Delek Automotive Systems, Ltd.                                        855    7,496             0.0%
                  Delta-Galil Industries, Ltd.                                          374   11,467             0.0%
                  Elbit Systems, Ltd.                                                   102   12,143             0.0%
                  Formula Systems 1985, Ltd.                                            173    6,810             0.0%
                  Harel Insurance Investments & Financial Services, Ltd.              1,465    7,798             0.0%
                  Israel Chemicals, Ltd.                                              1,084    4,671             0.0%
*                 Israel Discount Bank, Ltd. Class A                                 11,877   28,756             0.1%
*                 Jerusalem Oil Exploration                                             300   17,442             0.0%
                  Melisron, Ltd.                                                        118    6,426             0.0%
                  Migdal Insurance & Financial Holding, Ltd.                          7,718    7,604             0.0%
                  Mizrahi Tefahot Bank, Ltd.                                          3,321   53,572             0.1%
*                 Naphtha Israel Petroleum Corp., Ltd.                                1,479   11,959             0.0%
                  Oil Refineries, Ltd.                                                7,964    3,168             0.0%
*                 Partner Communications Co., Ltd.                                    2,267   11,087             0.0%
                  Paz Oil Co., Ltd.                                                     120   19,602             0.0%
*                 Phoenix Holdings, Ltd. (The)                                        1,952    8,551             0.0%
                  Shikun & Binui, Ltd.                                                5,298   13,909             0.0%
                  Strauss Group, Ltd.                                                 1,319   23,223             0.0%
*                 Union Bank of Israel                                                  247    1,077             0.0%
                                                                                            -------- ---------------
TOTAL ISRAEL                                                                                 375,441             0.4%
                                                                                            -------- ---------------
ITALY -- (2.6%)
                  A2A SpA                                                            16,029   23,824             0.0%
                  ACEA SpA                                                            1,354   19,482             0.0%
                  Ansaldo STS SpA                                                     2,050   27,511             0.0%
*                 Arnoldo Mondadori Editore SpA                                       1,773    3,520             0.0%
                  Assicurazioni Generali SpA                                          7,440  117,850             0.1%
#                 Astaldi SpA                                                         1,321    8,665             0.0%
                  Atlantia SpA                                                        2,073   52,570             0.1%
                  Autogrill SpA                                                       2,299   26,146             0.0%
                  Azimut Holding SpA                                                  1,510   29,455             0.0%
#*                Banca Carige SpA                                                    6,536    1,815             0.0%
                  Banca Generali SpA                                                  1,007   28,937             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
ITALY -- (Continued)
                  Banca IFIS SpA                                                       180 $  7,765             0.0%
                  Banca Mediolanum SpA                                               3,607   27,589             0.0%
#*                Banca Monte dei Paschi di Siena SpA                                   51      831             0.0%
                  Banca Popolare di Sondrio SCPA                                     9,550   35,581             0.1%
                  Banco BPM SpA                                                      2,396    6,998             0.0%
#                 BPER Banca                                                        10,482   57,343             0.1%
                  Brembo SpA                                                           534   41,955             0.1%
                  Buzzi Unicem SpA                                                   2,089   53,680             0.1%
                  Cairo Communication SpA                                               42      204             0.0%
                  Cementir Holding SpA                                               2,563   15,454             0.0%
                  CNH Industrial NV                                                  6,535   72,065             0.1%
#                 Credito Valtellinese SpA                                           2,646    9,563             0.0%
                  Danieli & C Officine Meccaniche SpA                                  433   10,825             0.0%
                  De' Longhi SpA                                                       720   21,950             0.0%
                  Enel SpA                                                          13,639   64,844             0.1%
#                 Eni SpA                                                            5,888   91,329             0.1%
                  Eni SpA Sponsored ADR                                              2,146   66,483             0.1%
                  ERG SpA                                                            1,082   13,432             0.0%
                  Ferrari NV(BD6G507)                                                  342   25,727             0.0%
                  Ferrari NV(N3167Y103)                                                160   12,032             0.0%
*                 Fiat Chrysler Automobiles NV(N31738102)                           13,679  155,530             0.2%
*                 Fiat Chrysler Automobiles NV(BRJFWP3)                              3,434   39,005             0.1%
#                 Geox SpA                                                             852    2,303             0.0%
*                 Gruppo Editoriale L'Espresso SpA                                   3,978    3,654             0.0%
                  Hera SpA                                                          12,421   35,525             0.0%
                  IMMSI SpA                                                          4,196    1,774             0.0%
                  Industria Macchine Automatiche SpA                                   246   21,687             0.0%
                  Interpump Group SpA                                                1,758   46,621             0.1%
                  Intesa Sanpaolo SpA                                               47,410  138,394             0.2%
                  Iren SpA                                                           8,189   17,256             0.0%
*                 Italgas SpA                                                        1,721    7,781             0.0%
                  Italmobiliare SpA                                                    246   13,786             0.0%
*                 Leonardo SpA                                                       6,992  109,877             0.1%
                  Luxottica Group SpA                                                   27    1,561             0.0%
                  Luxottica Group SpA Sponsored ADR                                    355   20,519             0.0%
                  MARR SpA                                                             686   16,563             0.0%
#                 Mediaset SpA                                                      14,069   57,496             0.1%
                  Mediobanca SpA                                                     6,386   61,411             0.1%
                  Moncler SpA                                                          657   16,205             0.0%
#                 Parmalat SpA                                                       3,464   11,739             0.0%
                  Piaggio & C SpA                                                    2,131    4,416             0.0%
                  Prysmian SpA                                                       2,221   64,095             0.1%
                  Reply SpA                                                             87   15,239             0.0%
*                 Saipem SpA                                                        81,659   35,149             0.0%
#                 Salvatore Ferragamo SpA                                              861   27,571             0.0%
                  Saras SpA                                                          3,877    8,100             0.0%
                  Snam SpA                                                           8,606   38,022             0.1%
                  Societa Cattolica di Assicurazioni SCRL                            4,310   38,308             0.1%
                  Societa Iniziative Autostradali e Servizi SpA                      1,213   12,227             0.0%
*                 Telecom Italia SpA                                                88,857   78,869             0.1%
*                 Telecom Italia SpA Sponsored ADR                                   8,020   71,378             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
ITALY -- (Continued)
                  Terna Rete Elettrica Nazionale SpA                                 8,437 $   42,538             0.1%
#                 Tod's SpA                                                            194     14,990             0.0%
*                 UniCredit SpA                                                      6,516    106,100             0.1%
                  Unione di Banche Italiane SpA                                     15,735     66,300             0.1%
                  Unipol Gruppo Finanziario SpA                                      6,471     28,859             0.0%
                  UnipolSai Assicurazioni SpA                                       26,802     61,567             0.1%
                  Vittoria Assicurazioni SpA                                           877     11,762             0.0%
                                                                                           ---------- ---------------
TOTAL ITALY                                                                                 2,479,602             2.8%
                                                                                           ---------- ---------------
JAPAN -- (22.2%)
                  77 Bank, Ltd. (The)                                                7,000     30,275             0.1%
                  ABC-Mart, Inc.                                                       100      5,559             0.0%
                  Adastria Co., Ltd.                                                   600     14,902             0.0%
                  ADEKA Corp.                                                        2,100     30,998             0.1%
                  Advantest Corp.                                                    1,600     29,898             0.0%
                  Aeon Co., Ltd.                                                     5,810     86,102             0.1%
                  Aeon Delight Co., Ltd.                                               600     18,309             0.0%
#                 AEON Financial Service Co., Ltd.                                     900     17,296             0.0%
                  Ahresty Corp.                                                        800      7,998             0.0%
                  Aica Kogyo Co., Ltd.                                               1,000     28,502             0.0%
                  Aichi Bank, Ltd. (The)                                               200     11,042             0.0%
                  Aichi Steel Corp.                                                    400     15,639             0.0%
                  Aisan Industry Co., Ltd.                                           1,300     11,686             0.0%
                  Aisin Seiki Co., Ltd.                                              2,000     97,954             0.1%
#*                Akebono Brake Industry Co., Ltd.                                   6,000     19,191             0.0%
                  Akita Bank, Ltd. (The)                                             5,000     15,895             0.0%
#                 Alpen Co., Ltd.                                                      700     12,552             0.0%
                  Alpine Electronics, Inc.                                           1,300     18,917             0.0%
#                 Alps Electric Co., Ltd.                                            1,300     38,211             0.1%
                  Amano Corp.                                                        1,700     36,308             0.1%
                  ANA Holdings, Inc.                                                 3,000      9,037             0.0%
                  Anritsu Corp.                                                      2,900     23,455             0.0%
                  AOKI Holdings, Inc.                                                1,200     14,823             0.0%
                  Aomori Bank, Ltd. (The)                                            2,000      6,964             0.0%
                  Aoyama Trading Co., Ltd.                                           1,200     42,874             0.1%
                  Aozora Bank, Ltd.                                                  6,000     21,862             0.0%
                  Arakawa Chemical Industries, Ltd.                                    900     15,914             0.0%
                  Arcland Sakamoto Co., Ltd.                                           400      4,948             0.0%
                  Arcs Co., Ltd.                                                       800     17,136             0.0%
                  Asahi Diamond Industrial Co., Ltd.                                 1,000      7,676             0.0%
                  Asahi Glass Co., Ltd.                                              9,000     77,981             0.1%
                  Asahi Holdings, Inc.                                                 300      5,596             0.0%
                  Asahi Kasei Corp.                                                 10,000     95,356             0.1%
                  Asics Corp.                                                        1,000     17,699             0.0%
                  Avex Group Holdings, Inc.                                          1,200     17,649             0.0%
                  Awa Bank, Ltd. (The)                                               5,000     33,027             0.1%
                  Axial Retailing, Inc.                                                100      3,829             0.0%
                  Bank of Iwate, Ltd. (The)                                            400     16,355             0.0%
                  Bank of Kyoto, Ltd. (The)                                          5,000     39,598             0.1%
#                 Bank of Nagoya, Ltd. (The)                                           400     14,685             0.0%
                  Bank of Okinawa, Ltd. (The)                                          720     27,752             0.0%
                  Bank of Saga, Ltd. (The)                                           1,000      2,666             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Bank of the Ryukyus, Ltd.                                          1,400 $ 19,305             0.0%
                  Benesse Holdings, Inc.                                               700   21,124             0.0%
                  Best Denki Co., Ltd.                                               8,100   11,771             0.0%
                  Bic Camera, Inc.                                                   3,100   30,854             0.1%
                  Bridgestone Corp.                                                  4,300  179,358             0.2%
                  Broadleaf Co., Ltd.                                                1,400    9,086             0.0%
                  Brother Industries, Ltd.                                           3,400   69,957             0.1%
                  C Uyemura & Co., Ltd.                                                200   10,480             0.0%
#                 Calbee, Inc.                                                         400   13,985             0.0%
                  Canon Electronics, Inc.                                              600   11,169             0.0%
                  Canon Marketing Japan, Inc.                                        1,200   25,290             0.0%
                  Canon, Inc.                                                          994   32,989             0.1%
                  Canon, Inc. Sponsored ADR                                          4,495  149,279             0.2%
                  Capcom Co., Ltd.                                                   1,200   25,884             0.0%
                  Casio Computer Co., Ltd.                                           2,100   29,596             0.0%
                  Central Glass Co., Ltd.                                            4,000   17,282             0.0%
                  Central Japan Railway Co.                                            300   50,313             0.1%
                  Chiba Bank, Ltd. (The)                                             3,000   20,097             0.0%
                  Chiba Kogyo Bank, Ltd. (The)                                       1,500    8,647             0.0%
                  Chofu Seisakusho Co., Ltd.                                           700   16,747             0.0%
                  Chubu Electric Power Co., Inc.                                     1,800   24,168             0.0%
                  Chubu Shiryo Co., Ltd.                                             1,400   16,562             0.0%
                  Chudenko Corp.                                                       800   17,554             0.0%
                  Chuetsu Pulp & Paper Co., Ltd.                                     6,000   12,751             0.0%
                  Chugoku Bank, Ltd. (The)                                           3,300   49,025             0.1%
                  Chugoku Electric Power Co., Inc. (The)                             1,200   13,082             0.0%
                  Chugoku Marine Paints, Ltd.                                        2,000   14,792             0.0%
                  Chukyo Bank, Ltd. (The)                                              700   14,630             0.0%
                  Citizen Watch Co., Ltd.                                            2,500   16,586             0.0%
                  CKD Corp.                                                          2,200   27,550             0.0%
                  Coca-Cola Bottlers Japan, Inc.                                     1,645   49,057             0.1%
#                 Colowide Co., Ltd.                                                   700   11,493             0.0%
                  COMSYS Holdings Corp.                                              1,600   30,437             0.1%
                  Concordia Financial Group, Ltd.                                    7,046   32,410             0.1%
                  Cosmo Energy Holdings Co., Ltd.                                    1,500   23,759             0.0%
                  Credit Saison Co., Ltd.                                              400    7,289             0.0%
                  Daibiru Corp.                                                      1,500   13,842             0.0%
                  Daicel Corp.                                                       3,100   35,587             0.1%
                  Daido Steel Co., Ltd.                                              7,000   38,977             0.1%
                  Daifuku Co., Ltd.                                                    800   20,222             0.0%
                  Daihen Corp.                                                       3,000   19,048             0.0%
                  Daiichikosho Co., Ltd.                                               400   17,361             0.0%
                  Daikin Industries, Ltd.                                              400   38,889             0.1%
                  Daikyo, Inc.                                                       5,000   10,413             0.0%
#                 Daio Paper Corp.                                                   3,000   38,033             0.1%
                  Daisan Bank, Ltd. (The)                                              700   10,665             0.0%
                  Daiseki Co., Ltd.                                                    200    4,460             0.0%
                  Daishi Bank, Ltd. (The)                                            8,000   32,119             0.1%
                  Daito Trust Construction Co., Ltd.                                   200   29,431             0.0%
                  Daiwa House Industry Co., Ltd.                                     2,100   62,431             0.1%
                  Daiwa Securities Group, Inc.                                       6,000   36,500             0.1%
                  Daiwabo Holdings Co., Ltd.                                         8,000   28,135             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                     PERCENTAGE
                                                                                    SHARES VALUE++ OF NET ASSETS**
                                                                                    ------ ------- ---------------
JAPAN -- (Continued)
#                 DCM Holdings Co., Ltd.                                             1,800 $15,671             0.0%
                  Dena Co., Ltd.                                                     1,100  23,581             0.0%
                  Denka Co., Ltd.                                                   11,000  56,676             0.1%
                  Denso Corp.                                                        1,100  47,473             0.1%
                  Dentsu, Inc.                                                         800  45,158             0.1%
                  DIC Corp.                                                          1,400  49,835             0.1%
                  Disco Corp.                                                          400  63,271             0.1%
                  DMG Mori Co., Ltd.                                                 1,100  18,164             0.0%
                  Don Quijote Holdings Co., Ltd.                                       600  21,860             0.0%
                  Doutor Nichires Holdings Co., Ltd.                                   400   8,482             0.0%
                  Dowa Holdings Co., Ltd.                                            5,000  37,223             0.1%
                  DTS Corp.                                                            900  23,628             0.0%
#                 Dunlop Sports Co., Ltd.                                            1,100  10,221             0.0%
                  Duskin Co., Ltd.                                                   1,000  22,432             0.0%
                  Eagle Industry Co., Ltd.                                           1,300  18,401             0.0%
                  East Japan Railway Co.                                               600  53,846             0.1%
                  Ebara Corp.                                                        1,000  30,464             0.1%
#                 EDION Corp.                                                        1,800  17,547             0.0%
#                 Ehime Bank, Ltd. (The)                                             1,200  15,176             0.0%
                  Eighteenth Bank, Ltd. (The)                                        4,000  12,292             0.0%
                  Eizo Corp.                                                           500  16,533             0.0%
#                 Electric Power Development Co., Ltd.                                 600  13,919             0.0%
                  Enplas Corp.                                                         500  13,664             0.0%
                  Exedy Corp.                                                        1,000  27,303             0.0%
                  Ezaki Glico Co., Ltd.                                                300  15,809             0.0%
                  FamilyMart UNY Holdings Co., Ltd.                                    911  51,473             0.1%
                  FCC Co., Ltd.                                                      1,000  19,094             0.0%
*                 Felissimo Corp.                                                      400   3,660             0.0%
                  FIDEA Holdings Co., Ltd.                                           5,200   9,763             0.0%
                  Foster Electric Co., Ltd.                                            500   8,348             0.0%
                  FP Corp.                                                             500  23,809             0.0%
                  France Bed Holdings Co., Ltd.                                      1,200  10,088             0.0%
                  Fudo Tetra Corp.                                                   9,100  14,960             0.0%
                  Fuji Electric Co., Ltd.                                            7,000  38,369             0.1%
#                 Fuji Kyuko Co., Ltd.                                               1,000   9,154             0.0%
                  Fuji Oil Holdings, Inc.                                            1,100  25,810             0.0%
                  Fuji Seal International, Inc.                                        800  19,029             0.0%
                  Fuji Soft, Inc.                                                      600  15,841             0.0%
                  Fujibo Holdings, Inc.                                                500  13,633             0.0%
                  FUJIFILM Holdings Corp.                                            1,300  48,249             0.1%
                  Fujikura, Ltd.                                                     7,000  52,626             0.1%
                  Fujimori Kogyo Co., Ltd.                                             300   9,397             0.0%
                  Fujitec Co., Ltd.                                                  1,400  16,592             0.0%
                  Fujitsu General, Ltd.                                              1,000  21,211             0.0%
                  Fujitsu, Ltd.                                                     16,000  99,877             0.1%
                  Fukui Bank, Ltd. (The)                                             7,000  17,210             0.0%
                  Fukuoka Financial Group, Inc.                                      6,000  27,371             0.0%
#                 Fukuyama Transporting Co., Ltd.                                    5,000  30,398             0.1%
                  Furukawa Co., Ltd.                                                10,000  19,300             0.0%
                  Furukawa Electric Co., Ltd.                                        1,800  72,867             0.1%
                  Futaba Corp.                                                       1,100  19,758             0.0%
                  Futaba Industrial Co., Ltd.                                          900   7,522             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
#                 Geo Holdings Corp.                                                   900 $  9,942             0.0%
                  Glory, Ltd.                                                        1,000   33,578             0.1%
                  GMO internet, Inc.                                                 1,100   13,057             0.0%
                  Godo Steel, Ltd.                                                     600    8,826             0.0%
                  Goldcrest Co., Ltd.                                                  600   10,669             0.0%
                  Gree, Inc.                                                         2,900   23,254             0.0%
                  GS Yuasa Corp.                                                     9,000   41,699             0.1%
                  GungHo Online Entertainment, Inc.                                  3,500    7,853             0.0%
                  Gunma Bank, Ltd. (The)                                             9,000   48,278             0.1%
                  Gunze, Ltd.                                                        5,000   20,221             0.0%
                  Gurunavi, Inc.                                                       700   14,044             0.0%
                  H2O Retailing Corp.                                                2,945   49,987             0.1%
                  Hachijuni Bank, Ltd. (The)                                         7,000   41,337             0.1%
                  Hakuhodo DY Holdings, Inc.                                         2,200   26,816             0.0%
                  Hankyu Hanshin Holdings, Inc.                                      2,400   79,280             0.1%
                  Hanwa Co., Ltd.                                                    4,000   28,362             0.0%
                  Haseko Corp.                                                       2,200   25,112             0.0%
                  Hazama Ando Corp.                                                  4,200   29,911             0.0%
                  Heiwa Corp.                                                          800   20,618             0.0%
                  Heiwa Real Estate Co., Ltd.                                        1,300   20,733             0.0%
                  Heiwado Co., Ltd.                                                  1,200   25,729             0.0%
                  Hibiya Engineering, Ltd.                                           1,200   17,689             0.0%
                  Hikari Tsushin, Inc.                                                 200   19,209             0.0%
                  Hino Motors, Ltd.                                                  1,000   12,547             0.0%
                  Hiroshima Bank, Ltd. (The)                                        11,000   47,486             0.1%
#                 HIS Co., Ltd.                                                        800   19,065             0.0%
                  Hitachi Capital Corp.                                              1,300   31,831             0.1%
                  Hitachi Chemical Co., Ltd.                                         1,300   37,231             0.1%
                  Hitachi Construction Machinery Co., Ltd.                           1,500   38,670             0.1%
                  Hitachi High-Technologies Corp.                                      400   15,968             0.0%
#                 Hitachi Kokusai Electric, Inc.                                       800   17,942             0.0%
                  Hitachi Maxell, Ltd.                                                 600   11,857             0.0%
                  Hitachi Metals, Ltd.                                               2,000   28,009             0.0%
                  Hitachi Transport System, Ltd.                                     1,100   23,379             0.0%
                  Hitachi Zosen Corp.                                                3,800   22,069             0.0%
                  Hitachi, Ltd.                                                     41,000  226,499             0.3%
                  Hokkaido Electric Power Co., Inc.                                  1,600   11,615             0.0%
                  Hokkan Holdings, Ltd.                                              5,000   22,935             0.0%
                  Hokkoku Bank, Ltd. (The)                                           7,000   26,259             0.0%
                  Hokuetsu Bank, Ltd. (The)                                            400    9,806             0.0%
                  Hokuetsu Industries Co., Ltd.                                        200    1,748             0.0%
                  Hokuetsu Kishu Paper Co., Ltd.                                     3,600   25,104             0.0%
                  Hokuhoku Financial Group, Inc.                                     2,500   39,269             0.1%
#                 Hokuriku Electric Power Co.                                        1,800   16,637             0.0%
                  Hokuto Corp.                                                         800   15,011             0.0%
                  Honda Motor Co., Ltd.                                              7,300  212,471             0.3%
                  Honda Motor Co., Ltd. Sponsored ADR                                3,554  103,421             0.1%
                  Hosiden Corp.                                                      2,600   28,643             0.0%
                  House Foods Group, Inc.                                            1,500   33,391             0.1%
                  Hyakugo Bank, Ltd. (The)                                           4,000   16,157             0.0%
                  Hyakujushi Bank, Ltd. (The)                                        4,000   13,253             0.0%
                  Ibiden Co., Ltd.                                                   2,800   49,287             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                     PERCENTAGE
                                                                                    SHARES VALUE++ OF NET ASSETS**
                                                                                    ------ ------- ---------------
JAPAN -- (Continued)
                  Ichiyoshi Securities Co., Ltd.                                     2,000 $15,940             0.0%
                  Idec Corp.                                                         1,300  14,299             0.0%
                  Idemitsu Kosan Co., Ltd.                                             500  15,986             0.0%
#                 IDOM, Inc.                                                         1,200   6,295             0.0%
*                 IHI Corp.                                                         20,000  67,728             0.1%
                  Iida Group Holdings Co., Ltd.                                      1,624  25,863             0.0%
                  Iino Kaiun Kaisha, Ltd.                                            2,500  10,323             0.0%
                  Inaba Denki Sangyo Co., Ltd.                                         600  21,819             0.0%
                  Inabata & Co., Ltd.                                                  300   3,707             0.0%
                  Inageya Co., Ltd.                                                  2,000  28,690             0.0%
                  Inpex Corp.                                                        1,700  16,290             0.0%
                  Internet Initiative Japan, Inc.                                      700  12,805             0.0%
                  Iseki & Co., Ltd.                                                  5,000  10,279             0.0%
                  Isetan Mitsukoshi Holdings, Ltd.                                   1,600  17,484             0.0%
*                 Ishihara Sangyo Kaisha, Ltd.                                       1,300  12,729             0.0%
                  Isuzu Motors, Ltd.                                                 4,500  61,164             0.1%
                  Ito En, Ltd.                                                         600  21,757             0.0%
                  ITOCHU Corp.                                                       4,600  65,090             0.1%
                  Itochu Enex Co., Ltd.                                              1,800  15,006             0.0%
                  Itoham Yonekyu Holdings, Inc.                                      5,000  46,211             0.1%
                  IwaiCosmo Holdings, Inc.                                             900   8,634             0.0%
                  Iwatani Corp.                                                      7,000  41,275             0.1%
                  Iyo Bank, Ltd. (The)                                               4,300  30,544             0.1%
                  J Front Retailing Co., Ltd.                                        3,400  49,011             0.1%
                  J-Oil Mills, Inc.                                                    300  11,650             0.0%
#                 Japan Aviation Electronics Industry, Ltd.                          1,000  13,678             0.0%
#*                Japan Display, Inc.                                                9,400  21,249             0.0%
                  Japan Exchange Group, Inc.                                         3,000  42,065             0.1%
                  Japan Pulp & Paper Co., Ltd.                                       5,000  17,370             0.0%
                  Japan Steel Works, Ltd. (The)                                      1,600  25,687             0.0%
                  Japan Wool Textile Co., Ltd. (The)                                 2,000  15,687             0.0%
                  JFE Holdings, Inc.                                                 2,000  34,113             0.1%
                  Joshin Denki Co., Ltd.                                             1,000  10,651             0.0%
                  JSR Corp.                                                          2,100  38,379             0.1%
                  JTEKT Corp.                                                        3,200  50,477             0.1%
                  Juki Corp.                                                         1,700  19,535             0.0%
                  Juroku Bank, Ltd. (The)                                            6,000  19,064             0.0%
#                 JVC Kenwood Corp.                                                  1,500   3,998             0.0%
                  JXTG Holdings, Inc.                                               14,600  65,876             0.1%
#                 K's Holdings Corp.                                                 1,400  26,931             0.0%
                  Kaga Electronics Co., Ltd.                                         1,200  22,205             0.0%
                  Kajima Corp.                                                       6,000  40,741             0.1%
                  Kamigumi Co., Ltd.                                                 4,000  36,349             0.1%
                  Kanamoto Co., Ltd.                                                   600  16,268             0.0%
                  Kandenko Co., Ltd.                                                 4,000  39,761             0.1%
                  Kaneka Corp.                                                       8,000  63,079             0.1%
                  Kanematsu Corp.                                                   12,000  24,452             0.0%
                  Kansai Electric Power Co., Inc. (The)                              3,300  44,597             0.1%
                  Kansai Paint Co., Ltd.                                             1,000  22,136             0.0%
                  Kao Corp.                                                          1,000  55,184             0.1%
#                 Kato Works Co., Ltd.                                                 400  10,398             0.0%
                  Kawasaki Heavy Industries, Ltd.                                   15,000  45,414             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
#*                Kawasaki Kisen Kaisha, Ltd.                                       22,000 $ 57,845             0.1%
                  KDDI Corp.                                                         3,700   98,102             0.1%
                  Keihan Holdings Co., Ltd.                                          5,000   31,456             0.1%
                  Keihanshin Building Co., Ltd.                                      2,300   13,165             0.0%
                  Keihin Corp.                                                       1,100   17,308             0.0%
                  Keikyu Corp.                                                       3,000   34,437             0.1%
                  Keio Corp.                                                         3,000   24,025             0.0%
                  Keisei Electric Railway Co., Ltd.                                    500   11,900             0.0%
                  Keiyo Bank, Ltd. (The)                                             6,000   26,135             0.0%
                  Key Coffee, Inc.                                                     300    5,936             0.0%
                  Keyence Corp.                                                        100   40,201             0.1%
                  Kintetsu Group Holdings Co., Ltd.                                  7,000   25,563             0.0%
                  Kintetsu World Express, Inc.                                         600    9,301             0.0%
                  Kitz Corp.                                                         3,000   21,007             0.0%
                  Kiyo Bank, Ltd. (The)                                              1,500   23,432             0.0%
                  Koa Corp.                                                          1,400   23,729             0.0%
#*                Kobe Steel, Ltd.                                                   5,800   51,527             0.1%
                  Kohnan Shoji Co., Ltd.                                             1,300   25,086             0.0%
                  Koito Manufacturing Co., Ltd.                                        500   25,837             0.0%
                  Kokuyo Co., Ltd.                                                   1,600   20,778             0.0%
                  Komatsu Seiren Co., Ltd.                                           2,700   16,921             0.0%
                  Komatsu, Ltd.                                                      4,200  112,230             0.1%
                  Komeri Co., Ltd.                                                     500   12,275             0.0%
                  Komori Corp.                                                       1,500   19,824             0.0%
                  Konami Holdings Corp.                                                500   20,814             0.0%
                  Konica Minolta, Inc.                                               7,300   64,624             0.1%
                  Konishi Co., Ltd.                                                  1,200   15,324             0.0%
                  Konoike Transport Co., Ltd.                                        1,300   17,671             0.0%
                  Kose Corp.                                                           200   19,001             0.0%
                  Kubota Corp. Sponsored ADR                                           500   39,295             0.1%
                  Kurabo Industries, Ltd.                                            8,000   17,861             0.0%
                  Kuraray Co., Ltd.                                                  3,200   51,645             0.1%
                  Kureha Corp.                                                         500   22,162             0.0%
                  Kurimoto, Ltd.                                                       100    1,972             0.0%
                  Kurita Water Industries, Ltd.                                      2,100   54,228             0.1%
                  Kuroda Electric Co., Ltd.                                          1,300   27,120             0.0%
                  KYB Corp.                                                          4,000   19,758             0.0%
                  Kyocera Corp. Sponsored ADR                                          910   51,806             0.1%
                  Kyoei Steel, Ltd.                                                  1,000   16,169             0.0%
                  Kyokuto Kaihatsu Kogyo Co., Ltd.                                   1,100   18,157             0.0%
                  Kyokuto Securities Co., Ltd.                                         700   10,436             0.0%
                  Kyoritsu Maintenance Co., Ltd.                                       480   14,025             0.0%
                  Kyushu Electric Power Co., Inc.                                    1,800   19,416             0.0%
                  Kyushu Financial Group, Inc.                                       6,330   39,468             0.1%
                  Lawson, Inc.                                                         100    6,635             0.0%
                  Leopalace21 Corp.                                                  4,000   21,261             0.0%
                  Life Corp.                                                           200    5,321             0.0%
                  Lintec Corp.                                                       1,100   24,254             0.0%
                  Lion Corp.                                                         1,000   18,070             0.0%
                  LIXIL Group Corp.                                                  1,700   42,488             0.1%
                  Maeda Road Construction Co., Ltd.                                  2,000   36,879             0.1%
                  Makino Milling Machine Co., Ltd.                                   2,000   17,818             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Makita Corp.                                                       1,000 $ 35,680             0.1%
                  Marubeni Corp.                                                     2,700   16,642             0.0%
                  Maruha Nichiro Corp.                                               1,200   34,322             0.1%
                  Maruichi Steel Tube, Ltd.                                            600   17,014             0.0%
                  Max Co., Ltd.                                                      1,000   14,630             0.0%
                  Mazda Motor Corp.                                                  6,499   96,005             0.1%
                  Mebuki Financial Group, Inc.                                       7,020   27,545             0.0%
                  Megmilk Snow Brand Co., Ltd.                                       1,000   29,844             0.0%
                  Meidensha Corp.                                                    3,000   10,969             0.0%
                  Meitec Corp.                                                         400   17,289             0.0%
                  Michinoku Bank, Ltd. (The)                                         2,000    3,360             0.0%
#                 Micronics Japan Co., Ltd.                                            800    6,952             0.0%
                  Mimasu Semiconductor Industry Co., Ltd.                              500    7,745             0.0%
                  Minebea Mitsumi, Inc.                                              2,770   40,073             0.1%
                  Ministop Co., Ltd.                                                   800   15,291             0.0%
                  Mirait Holdings Corp.                                              2,000   20,787             0.0%
                  Misawa Homes Co., Ltd.                                             1,200   11,094             0.0%
                  MISUMI Group, Inc.                                                 3,600   68,202             0.1%
                  Mito Securities Co., Ltd.                                          3,000    7,920             0.0%
                  Mitsuba Corp.                                                      1,900   35,993             0.1%
                  Mitsubishi Chemical Holdings Corp.                                13,100  102,536             0.1%
                  Mitsubishi Corp.                                                   3,600   77,688             0.1%
                  Mitsubishi Electric Corp.                                          7,000   97,695             0.1%
                  Mitsubishi Estate Co., Ltd.                                        2,000   38,296             0.1%
                  Mitsubishi Gas Chemical Co., Inc.                                  2,400   51,320             0.1%
                  Mitsubishi Heavy Industries, Ltd.                                 22,598   90,547             0.1%
                  Mitsubishi Materials Corp.                                         1,500   44,665             0.1%
#                 Mitsubishi Motors Corp.                                            7,000   44,832             0.1%
                  Mitsubishi Nichiyu Forklift Co., Ltd.                              2,000   12,229             0.0%
*                 Mitsubishi Paper Mills, Ltd.                                       1,000    6,886             0.0%
                  Mitsubishi Pencil Co., Ltd.                                          600   33,264             0.1%
                  Mitsubishi Shokuhin Co., Ltd.                                        400   12,793             0.0%
                  Mitsubishi Steel Manufacturing Co., Ltd.                           2,000    4,182             0.0%
                  Mitsubishi UFJ Financial Group, Inc.                              31,270  198,145             0.2%
                  Mitsubishi UFJ Lease & Finance Co., Ltd.                           4,400   22,994             0.0%
                  Mitsuboshi Belting, Ltd.                                           2,000   19,168             0.0%
                  Mitsui & Co., Ltd.                                                 4,900   69,191             0.1%
                  Mitsui Chemicals, Inc.                                            18,000   92,101             0.1%
                  Mitsui Engineering & Shipbuilding Co., Ltd.                       18,000   27,632             0.0%
                  Mitsui Fudosan Co., Ltd.                                           2,000   44,005             0.1%
                  Mitsui High-Tec, Inc.                                              2,000   18,955             0.0%
                  Mitsui Mining & Smelting Co., Ltd.                                14,000   47,238             0.1%
                  Mitsui OSK Lines, Ltd.                                            11,000   33,678             0.1%
                  Mitsui Sugar Co., Ltd.                                               600   14,793             0.0%
                  Mitsui-Soko Holdings Co., Ltd.                                     2,000    5,887             0.0%
                  Miyazaki Bank, Ltd. (The)                                          5,000   15,362             0.0%
                  Mizuho Financial Group, Inc.                                      92,600  169,266             0.2%
                  Mizuno Corp.                                                       4,000   20,681             0.0%
#                 Monex Group, Inc.                                                  6,900   17,277             0.0%
                  Morinaga & Co., Ltd.                                                 400   18,902             0.0%
                  Morinaga Milk Industry Co., Ltd.                                   4,000   31,620             0.1%
                  Morita Holdings Corp.                                              1,000   14,618             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  MS&AD Insurance Group Holdings, Inc.                               1,364 $ 44,472             0.1%
                  Murata Manufacturing Co., Ltd.                                       500   67,163             0.1%
                  Musashi Seimitsu Industry Co., Ltd.                                  900   22,106             0.0%
                  Musashino Bank, Ltd. (The)                                           600   17,459             0.0%
                  Nabtesco Corp.                                                     1,200   34,020             0.1%
                  Nachi-Fujikoshi Corp.                                              6,000   31,993             0.1%
                  Nagase & Co., Ltd.                                                 1,700   24,651             0.0%
                  Nagoya Railroad Co., Ltd.                                          3,000   13,782             0.0%
                  Nankai Electric Railway Co., Ltd.                                  7,000   34,425             0.1%
                  Nanto Bank, Ltd. (The)                                               500   18,921             0.0%
                  NEC Corp.                                                         49,000  121,837             0.2%
                  NEC Networks & System Integration Corp.                              600   12,543             0.0%
                  NET One Systems Co., Ltd.                                          1,400   12,774             0.0%
                  Neturen Co., Ltd.                                                  1,500   12,389             0.0%
                  NGK Insulators, Ltd.                                               1,000   21,396             0.0%
                  NGK Spark Plug Co., Ltd.                                             800   17,350             0.0%
                  NHK Spring Co., Ltd.                                               2,000   22,342             0.0%
                  Nichias Corp.                                                      3,000   30,623             0.1%
                  Nichicon Corp.                                                     2,400   22,828             0.0%
                  Nichiha Corp.                                                        900   28,233             0.0%
                  Nichirei Corp.                                                     3,000   74,678             0.1%
                  Nidec Corp.                                                          300   27,526             0.0%
#                 Nifco, Inc.                                                          700   34,956             0.1%
                  Nihon Dempa Kogyo Co., Ltd.                                          400    2,894             0.0%
                  Nihon M&A Center, Inc.                                             1,600   54,645             0.1%
                  Nihon Nohyaku Co., Ltd.                                            1,000    6,417             0.0%
                  Nihon Parkerizing Co., Ltd.                                        2,000   25,673             0.0%
                  Nihon Unisys, Ltd.                                                 1,200   16,824             0.0%
                  Nikkon Holdings Co., Ltd.                                          1,700   35,545             0.1%
                  Nikon Corp.                                                          700    9,993             0.0%
                  Nippo Corp.                                                        1,000   19,266             0.0%
                  Nippon Beet Sugar Manufacturing Co., Ltd.                            900   18,805             0.0%
                  Nippon Chemi-Con Corp.                                             3,000   10,179             0.0%
                  Nippon Concrete Industries Co., Ltd.                               1,100    3,452             0.0%
                  Nippon Denko Co., Ltd.                                             4,000   12,203             0.0%
                  Nippon Densetsu Kogyo Co., Ltd.                                    1,300   25,696             0.0%
                  Nippon Electric Glass Co., Ltd.                                    3,000   18,607             0.0%
                  Nippon Express Co., Ltd.                                           9,000   49,405             0.1%
                  Nippon Flour Mills Co., Ltd.                                       1,500   22,503             0.0%
                  Nippon Gas Co., Ltd.                                               1,100   31,611             0.1%
                  Nippon Koei Co., Ltd.                                                200    5,357             0.0%
                  Nippon Light Metal Holdings Co., Ltd.                             10,000   22,343             0.0%
                  Nippon Paper Industries Co., Ltd.                                  2,300   43,484             0.1%
                  Nippon Pillar Packing Co., Ltd.                                      300    4,206             0.0%
                  Nippon Road Co., Ltd. (The)                                        2,000    8,972             0.0%
*                 Nippon Sheet Glass Co., Ltd.                                       2,000   15,560             0.0%
                  Nippon Shokubai Co., Ltd.                                            400   26,870             0.0%
                  Nippon Steel & Sumitomo Metal Corp.                                3,067   69,070             0.1%
                  Nippon Suisan Kaisha, Ltd.                                         5,500   26,552             0.0%
                  Nippon Telegraph & Telephone Corp.                                   400   17,142             0.0%
                  Nippon Valqua Industries, Ltd.                                       800   13,658             0.0%
                  Nippon Yakin Kogyo Co., Ltd.                                       2,500    4,507             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
*                 Nippon Yusen K.K.                                                 17,000 $ 34,179             0.1%
                  Nishi-Nippon Financial Holdings, Inc.                              3,000   28,606             0.0%
                  Nishi-Nippon Railroad Co., Ltd.                                    6,000   25,380             0.0%
                  Nishimatsu Construction Co., Ltd.                                  7,000   35,606             0.1%
                  Nissan Chemical Industries, Ltd.                                     600   18,609             0.0%
                  Nissan Motor Co., Ltd.                                            18,700  178,128             0.2%
                  Nissan Shatai Co., Ltd.                                            1,500   14,124             0.0%
#                 Nissha Printing Co., Ltd.                                            600   14,927             0.0%
                  Nisshin Oillio Group, Ltd. (The)                                   5,000   29,589             0.0%
                  Nisshin Seifun Group, Inc.                                         2,255   34,647             0.1%
                  Nisshin Steel Co., Ltd.                                              400    4,885             0.0%
                  Nisshinbo Holdings, Inc.                                           2,000   20,444             0.0%
                  Nissin Electric Co., Ltd.                                            900   10,639             0.0%
                  Nitta Corp.                                                          500   14,133             0.0%
                  Nittetsu Mining Co., Ltd.                                            300   15,990             0.0%
                  Nitto Denko Corp.                                                    900   67,771             0.1%
                  Nitto Kogyo Corp.                                                  1,000   14,411             0.0%
                  Nojima Corp.                                                         100    1,492             0.0%
                  NOK Corp.                                                            800   19,068             0.0%
                  Nomura Holdings, Inc.                                              4,700   28,245             0.0%
                  Nomura Real Estate Holdings, Inc.                                  1,800   30,446             0.1%
                  Nomura Research Institute, Ltd.                                      726   25,280             0.0%
                  Noritake Co., Ltd.                                                   500   13,415             0.0%
                  Noritz Corp.                                                         700   13,614             0.0%
                  North Pacific Bank, Ltd.                                           8,000   30,507             0.1%
                  NS Solutions Corp.                                                   800   17,529             0.0%
                  NSK, Ltd.                                                          2,900   39,658             0.1%
                  NTN Corp.                                                         12,000   61,167             0.1%
                  NTT Data Corp.                                                       500   23,217             0.0%
                  NTT DOCOMO, Inc.                                                   5,700  137,923             0.2%
                  Obara Group, Inc.                                                    100    4,568             0.0%
                  Obayashi Corp.                                                     5,200   50,486             0.1%
                  Obic Co., Ltd.                                                       800   43,220             0.1%
                  Odakyu Electric Railway Co., Ltd.                                  1,000   19,413             0.0%
                  Ogaki Kyoritsu Bank, Ltd. (The)                                   10,000   29,198             0.0%
                  Ohsho Food Service Corp.                                             400   14,915             0.0%
                  Oiles Corp.                                                        1,440   26,169             0.0%
                  Oita Bank, Ltd. (The)                                              4,000   15,480             0.0%
                  Oji Holdings Corp.                                                 6,000   29,040             0.0%
                  Okabe Co., Ltd.                                                    1,100    9,859             0.0%
                  Okamura Corp.                                                      2,000   17,709             0.0%
                  Okasan Securities Group, Inc.                                      4,000   23,324             0.0%
                  Oki Electric Industry Co., Ltd.                                    1,500   22,414             0.0%
                  Okinawa Electric Power Co., Inc. (The)                               900   21,958             0.0%
                  OKUMA Corp.                                                        3,000   31,467             0.1%
                  Okumura Corp.                                                      3,000   18,541             0.0%
                  Omron Corp.                                                          400   16,747             0.0%
                  Onward Holdings Co., Ltd.                                          2,000   14,862             0.0%
                  Oriental Land Co., Ltd.                                              400   22,974             0.0%
                  ORIX Corp.                                                        10,800  165,053             0.2%
                  Osaka Gas Co., Ltd.                                                8,000   29,946             0.0%
#                 OSG Corp.                                                            700   14,421             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Pacific Industrial Co., Ltd.                                         600 $  8,437             0.0%
                  PAL GROUP Holdings Co., Ltd.                                         200    5,318             0.0%
#                 PanaHome Corp.                                                     2,000   22,220             0.0%
                  Panasonic Corp.                                                    9,000  107,624             0.1%
                  Parco Co., Ltd.                                                      300    3,121             0.0%
                  Park24 Co., Ltd.                                                     600   15,481             0.0%
                  Penta-Ocean Construction Co., Ltd.                                 7,000   35,463             0.1%
                  Pigeon Corp.                                                         900   27,905             0.0%
                  Pilot Corp.                                                          800   32,522             0.1%
                  Piolax, Inc.                                                         900   20,696             0.0%
#*                Pioneer Corp.                                                     11,400   20,577             0.0%
                  Plenus Co., Ltd.                                                     900   18,843             0.0%
                  Press Kogyo Co., Ltd.                                              4,000   19,412             0.0%
                  Pressance Corp.                                                    1,200   13,879             0.0%
                  Prima Meat Packers, Ltd.                                           5,000   23,040             0.0%
                  Relo Group, Inc.                                                   2,000   32,816             0.1%
                  Rengo Co., Ltd.                                                    4,000   24,188             0.0%
#*                Renown, Inc.                                                       2,700    3,489             0.0%
                  Resona Holdings, Inc.                                             15,200   84,500             0.1%
#                 Resorttrust, Inc.                                                    900   15,491             0.0%
                  Ricoh Co., Ltd.                                                   12,100  100,858             0.1%
                  Ricoh Leasing Co., Ltd.                                              500   16,198             0.0%
                  Riken Corp.                                                          400   17,506             0.0%
                  Riso Kagaku Corp.                                                  1,200   21,120             0.0%
                  Rohm Co., Ltd.                                                       400   28,091             0.0%
                  Roland DG Corp.                                                      400   11,972             0.0%
                  Round One Corp.                                                      900    7,686             0.0%
                  Ryoden Corp.                                                       3,000   18,979             0.0%
                  Ryosan Co., Ltd.                                                     600   19,631             0.0%
                  Ryoyo Electro Corp.                                                1,200   17,576             0.0%
                  Saibu Gas Co., Ltd.                                                6,000   13,839             0.0%
                  Sakai Chemical Industry Co., Ltd.                                  3,000   10,280             0.0%
                  San-A Co., Ltd.                                                      100    4,543             0.0%
                  San-Ai Oil Co., Ltd.                                               2,000   16,989             0.0%
                  San-In Godo Bank, Ltd. (The)                                       3,000   24,426             0.0%
*                 Sanden Holdings Corp.                                              4,000   12,427             0.0%
                  Sankyo Co., Ltd.                                                     700   24,413             0.0%
                  Sankyo Tateyama, Inc.                                                900   13,169             0.0%
                  Sankyu, Inc.                                                       4,000   25,404             0.0%
                  Sanrio Co., Ltd.                                                     500    9,136             0.0%
                  Sanshin Electronics Co., Ltd.                                      1,500   17,711             0.0%
                  Sanwa Holdings Corp.                                               4,000   40,321             0.1%
                  Sanyo Chemical Industries, Ltd.                                      400   17,937             0.0%
                  Sanyo Electric Railway Co., Ltd.                                   3,000   15,475             0.0%
#                 Sanyo Shokai, Ltd.                                                 5,000    7,367             0.0%
                  Sanyo Special Steel Co., Ltd.                                      3,000   16,505             0.0%
                  Sawada Holdings Co., Ltd.                                          1,400   12,603             0.0%
                  SBI Holdings, Inc.                                                 4,470   62,009             0.1%
#                 SCREEN Holdings Co., Ltd.                                            400   29,054             0.0%
                  SCSK Corp.                                                         1,000   40,258             0.1%
                  Secom Co., Ltd.                                                      200   14,525             0.0%
                  Sega Sammy Holdings, Inc.                                          1,700   22,829             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Seiko Epson Corp.                                                  1,400 $ 28,677             0.0%
#                 Seiko Holdings Corp.                                               6,000   24,994             0.0%
                  Seino Holdings Co., Ltd.                                           4,000   46,328             0.1%
                  Seiren Co., Ltd.                                                     400    5,941             0.0%
                  Sekisui Chemical Co., Ltd.                                         4,000   67,135             0.1%
                  Sekisui House, Ltd.                                                2,700   44,852             0.1%
                  Senko Group Holdings Co., Ltd.                                     5,000   32,560             0.1%
                  Senshu Ikeda Holdings, Inc.                                        3,000   12,650             0.0%
#                 Senshukai Co., Ltd.                                                1,200    8,795             0.0%
                  Seria Co., Ltd.                                                      800   35,839             0.1%
                  Seven & I Holdings Co., Ltd.                                       2,600  109,808             0.1%
#                 Seven Bank, Ltd.                                                   5,200   17,465             0.0%
*                 Sharp Corp.                                                        3,000   10,880             0.0%
#                 Shiga Bank, Ltd. (The)                                             7,000   36,580             0.1%
                  Shikoku Bank, Ltd. (The)                                           5,000   14,403             0.0%
#                 Shikoku Electric Power Co., Inc.                                   1,900   22,828             0.0%
                  Shima Seiki Manufacturing, Ltd.                                      400   14,503             0.0%
                  Shimachu Co., Ltd.                                                 1,000   23,124             0.0%
                  Shimano, Inc.                                                        100   15,304             0.0%
                  Shimizu Corp.                                                      2,000   19,180             0.0%
                  Shin-Etsu Chemical Co., Ltd.                                       1,000   86,918             0.1%
                  Shindengen Electric Manufacturing Co., Ltd.                        3,000   13,924             0.0%
                  Shinko Electric Industries Co., Ltd.                               2,300   16,453             0.0%
                  Shinko Plantech Co., Ltd.                                          1,300    9,721             0.0%
                  Shinko Shoji Co., Ltd.                                               900   10,534             0.0%
                  Shinmaywa Industries, Ltd.                                         4,000   33,710             0.1%
                  Shinsei Bank, Ltd.                                                13,000   24,272             0.0%
                  Shiseido Co., Ltd.                                                   700   18,963             0.0%
                  Shizuoka Gas Co., Ltd.                                             2,100   14,271             0.0%
*                 Shoko Co., Ltd.                                                    5,000    4,175             0.0%
*                 Showa Corp.                                                          800    6,827             0.0%
*                 Showa Denko K.K.                                                   3,800   72,580             0.1%
                  Showa Shell Sekiyu K.K.                                            4,800   46,357             0.1%
                  Sintokogio, Ltd.                                                   1,500   13,061             0.0%
                  SKY Perfect JSAT Holdings, Inc.                                    3,500   16,050             0.0%
                  SMC Corp.                                                            100   28,186             0.0%
                  SMK Corp.                                                          3,000   10,338             0.0%
                  Sodick Co., Ltd.                                                   1,500   14,623             0.0%
                  SoftBank Group Corp.                                               1,761  133,577             0.2%
                  Sojitz Corp.                                                      27,200   69,150             0.1%
                  Sompo Holdings, Inc.                                                 900   34,011             0.1%
                  Sony Corp.                                                         5,200  178,434             0.2%
                  Sony Corp. Sponsored ADR                                             820   28,306             0.0%
                  Sotetsu Holdings, Inc.                                             6,000   27,897             0.0%
                  Square Enix Holdings Co., Ltd.                                       700   20,155             0.0%
                  St Marc Holdings Co., Ltd.                                           800   24,370             0.0%
                  Stanley Electric Co., Ltd.                                         1,300   38,067             0.1%
                  Start Today Co., Ltd.                                              2,100   44,810             0.1%
                  Starts Corp., Inc.                                                 1,000   22,147             0.0%
                  Subaru Corp.                                                       1,000   37,912             0.1%
                  Sumco Corp.                                                        1,100   19,256             0.0%
                  Sumitomo Bakelite Co., Ltd.                                        5,000   32,131             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Sumitomo Corp.                                                     3,800 $ 50,781             0.1%
                  Sumitomo Densetsu Co., Ltd.                                        1,300   14,987             0.0%
                  Sumitomo Electric Industries, Ltd.                                 5,000   81,660             0.1%
                  Sumitomo Forestry Co., Ltd.                                        3,600   55,120             0.1%
                  Sumitomo Heavy Industries, Ltd.                                    9,000   62,785             0.1%
                  Sumitomo Metal Mining Co., Ltd.                                    1,000   13,541             0.0%
                  Sumitomo Mitsui Construction Co., Ltd.                             8,100    8,784             0.0%
                  Sumitomo Mitsui Financial Group, Inc.                              5,264  195,456             0.2%
                  Sumitomo Osaka Cement Co., Ltd.                                   11,000   47,741             0.1%
                  Sumitomo Realty & Development Co., Ltd.                            1,000   27,016             0.0%
                  Sumitomo Riko Co., Ltd.                                              500    5,096             0.0%
                  Sumitomo Rubber Industries, Ltd.                                   1,900   34,197             0.1%
                  Sumitomo Seika Chemicals Co., Ltd.                                   200    8,524             0.0%
                  Sun Frontier Fudousan Co., Ltd.                                    1,200   10,489             0.0%
                  Suruga Bank, Ltd.                                                    800   16,714             0.0%
                  Suzuki Motor Corp.                                                 1,400   58,524             0.1%
*                 SWCC Showa Holdings Co., Ltd.                                     14,000   10,293             0.0%
                  T Hasegawa Co., Ltd.                                                 800   15,535             0.0%
                  T&D Holdings, Inc.                                                 2,400   35,687             0.1%
                  Tachi-S Co., Ltd.                                                  1,000   19,192             0.0%
                  Tadano, Ltd.                                                       2,000   25,838             0.0%
                  Taiheiyo Cement Corp.                                             19,000   63,140             0.1%
                  Taiho Kogyo Co., Ltd.                                              1,300   17,028             0.0%
                  Taikisha, Ltd.                                                       500   12,463             0.0%
                  Taisei Corp.                                                       1,000    7,625             0.0%
#                 Taiyo Nippon Sanso Corp.                                             900   10,759             0.0%
                  Taiyo Yuden Co., Ltd.                                              2,000   24,413             0.0%
#                 Takara Leben Co., Ltd.                                             1,100    5,171             0.0%
                  Takara Standard Co., Ltd.                                          1,000   16,594             0.0%
                  Takasago International Corp.                                         200    6,661             0.0%
                  Takashimaya Co., Ltd.                                              5,000   46,040             0.1%
#*                Takata Corp.                                                       1,000    3,596             0.0%
                  Takeuchi Manufacturing Co., Ltd.                                     900   16,005             0.0%
                  Takuma Co., Ltd.                                                   4,000   41,543             0.1%
                  Tamura Corp.                                                       4,000   19,209             0.0%
                  TDK Corp.                                                            900   55,760             0.1%
                  Teijin, Ltd.                                                       3,800   73,626             0.1%
                  THK Co., Ltd.                                                        900   23,214             0.0%
                  TIS, Inc.                                                          1,200   30,247             0.1%
*                 Toa Corp.                                                            600   11,036             0.0%
                  TOA ROAD Corp.                                                     3,000    9,279             0.0%
                  Toagosei Co., Ltd.                                                 2,400   28,196             0.0%
                  Tobishima Corp.                                                    5,000    7,529             0.0%
                  Tobu Railway Co., Ltd.                                             3,000   15,215             0.0%
                  TOC Co., Ltd.                                                      1,200   10,926             0.0%
                  Tochigi Bank, Ltd. (The)                                           4,000   19,104             0.0%
                  Toei Co., Ltd.                                                     1,000    8,662             0.0%
                  Toho Bank, Ltd. (The)                                              5,000   18,358             0.0%
                  Toho Gas Co., Ltd.                                                 2,000   14,296             0.0%
                  Toho Zinc Co., Ltd.                                                3,000   13,263             0.0%
                  Tohoku Electric Power Co., Inc.                                    2,400   31,996             0.1%
                  TOKAI Holdings Corp.                                                 700    5,390             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Tokai Rika Co., Ltd.                                                 900 $ 16,755             0.0%
                  Token Corp.                                                          270   21,373             0.0%
                  Tokio Marine Holdings, Inc.                                        1,900   80,111             0.1%
*                 Tokuyama Corp.                                                     8,000   39,384             0.1%
                  Tokyo Century Corp.                                                1,300   44,809             0.1%
                  Tokyo Dome Corp.                                                   1,500   13,869             0.0%
*                 Tokyo Electric Power Co. Holdings, Inc.                            6,200   24,084             0.0%
                  Tokyo Electron, Ltd.                                                 300   36,418             0.1%
                  Tokyo Energy & Systems, Inc.                                       2,000   16,825             0.0%
                  Tokyo Gas Co., Ltd.                                                5,000   23,214             0.0%
                  Tokyo Seimitsu Co., Ltd.                                             700   21,712             0.0%
                  Tokyo Steel Manufacturing Co., Ltd.                                3,700   27,569             0.0%
                  Tokyo Tatemono Co., Ltd.                                           1,000   13,662             0.0%
                  Tokyo TY Financial Group, Inc.                                       259    7,537             0.0%
                  Tokyu Corp.                                                        2,000   14,325             0.0%
                  Tokyu Fudosan Holdings Corp.                                       3,200   17,476             0.0%
                  TOMONY Holdings, Inc.                                              3,900   20,728             0.0%
                  Topcon Corp.                                                       1,200   21,202             0.0%
                  Toppan Forms Co., Ltd.                                             2,100   21,191             0.0%
                  Toppan Printing Co., Ltd.                                          3,000   30,200             0.1%
                  Topre Corp.                                                        1,400   37,322             0.1%
                  Topy Industries, Ltd.                                                700   19,069             0.0%
                  Toray Industries, Inc.                                             6,000   53,102             0.1%
                  Toshiba Machine Co., Ltd.                                          3,000   12,465             0.0%
                  Toshiba Plant Systems & Services Corp.                               800   13,016             0.0%
*                 Toshiba TEC Corp.                                                  4,000   20,950             0.0%
                  Tosoh Corp.                                                       10,000   93,986             0.1%
                  TOTO, Ltd.                                                           500   19,076             0.0%
                  Towa Bank, Ltd. (The)                                             18,000   18,748             0.0%
*                 Toyo Engineering Corp.                                             4,000    9,989             0.0%
                  Toyo Ink SC Holdings Co., Ltd.                                     6,000   29,503             0.0%
                  Toyo Kanetsu K.K.                                                  5,000   12,782             0.0%
                  Toyo Kohan Co., Ltd.                                               4,000   14,316             0.0%
                  Toyo Seikan Group Holdings, Ltd.                                   1,800   30,188             0.1%
                  Toyo Suisan Kaisha, Ltd.                                             200    7,512             0.0%
                  Toyo Tire & Rubber Co., Ltd.                                       2,000   35,179             0.1%
                  Toyobo Co., Ltd.                                                  19,000   33,609             0.1%
                  Toyoda Gosei Co., Ltd.                                             1,600   42,522             0.1%
                  Toyota Boshoku Corp.                                               1,100   23,276             0.0%
                  Toyota Industries Corp.                                              400   19,926             0.0%
                  Toyota Motor Corp.                                                10,906  590,241             0.7%
                  Toyota Motor Corp. Sponsored ADR                                   3,466  374,813             0.4%
                  Toyota Tsusho Corp.                                                3,700  116,820             0.1%
                  Trancom Co., Ltd.                                                    300   15,048             0.0%
                  Transcosmos, Inc.                                                    600   14,404             0.0%
                  Trend Micro, Inc.                                                    500   21,999             0.0%
                  Trusco Nakayama Corp.                                                600   13,702             0.0%
                  TS Tech Co., Ltd.                                                    400   10,508             0.0%
                  Tsubakimoto Chain Co.                                              3,000   26,372             0.0%
                  Tsukuba Bank, Ltd.                                                 2,900    8,358             0.0%
#                 UACJ Corp.                                                         3,114    8,262             0.0%
                  Ube Industries, Ltd.                                              29,000   67,418             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------ ----------- ---------------
JAPAN -- (Continued)
                  Ulvac, Inc.                                                        1,300 $    61,032             0.1%
                  Unicharm Corp.                                                       800      19,455             0.0%
#                 Union Tool Co.                                                       600      17,734             0.0%
                  Unipres Corp.                                                      1,100      23,303             0.0%
                  United Arrows, Ltd.                                                  500      15,492             0.0%
                  Universal Entertainment Corp.                                        800      23,984             0.0%
                  Unizo Holdings Co., Ltd.                                             500      12,758             0.0%
                  Ushio, Inc.                                                        1,700      21,361             0.0%
                  USS Co., Ltd.                                                        800      14,153             0.0%
                  Valor Holdings Co., Ltd.                                             500      11,952             0.0%
                  VT Holdings Co., Ltd.                                              3,900      19,844             0.0%
                  Wacoal Holdings Corp.                                              2,000      25,354             0.0%
                  Wakita & Co., Ltd.                                                 1,000      11,531             0.0%
                  West Holdings Corp.                                                1,800      12,653             0.0%
                  West Japan Railway Co.                                               500      33,409             0.1%
                  Xebio Holdings Co., Ltd.                                             700      11,642             0.0%
#                 Yahoo Japan Corp.                                                  5,300      22,701             0.0%
                  Yamada Denki Co., Ltd.                                             5,900      30,984             0.1%
#                 Yamagata Bank, Ltd. (The)                                          4,000      17,919             0.0%
                  Yamaguchi Financial Group, Inc.                                    4,000      44,318             0.1%
                  Yamaha Corp.                                                         600      16,642             0.0%
                  Yamaha Motor Co., Ltd.                                             1,300      30,873             0.1%
                  Yamanashi Chuo Bank, Ltd. (The)                                    4,000      17,667             0.0%
                  Yamato Kogyo Co., Ltd.                                               900      22,511             0.0%
                  Yamazaki Baking Co., Ltd.                                          1,400      29,549             0.0%
                  Yamazen Corp.                                                        200       1,895             0.0%
                  Yaskawa Electric Corp.                                             1,900      36,317             0.1%
                  Yellow Hat, Ltd.                                                     100       2,299             0.0%
                  Yodogawa Steel Works, Ltd.                                           700      18,132             0.0%
                  Yokogawa Bridge Holdings Corp.                                       300       3,703             0.0%
                  Yokogawa Electric Corp.                                            1,600      24,728             0.0%
                  Yokohama Rubber Co., Ltd. (The)                                    2,500      49,089             0.1%
                  Yorozu Corp.                                                         700      10,714             0.0%
                  Zensho Holdings Co., Ltd.                                          1,300      22,252             0.0%
                  Zeon Corp.                                                         4,000      45,544             0.1%
                                                                                           ----------- ---------------
TOTAL JAPAN                                                                                 21,284,726            23.7%
                                                                                           ----------- ---------------
NETHERLANDS -- (2.4%)
                  Aalberts Industries NV                                             2,548     101,032             0.1%
                  ABN AMRO Group NV                                                    537      14,098             0.0%
#                 Accell Group                                                         878      30,623             0.0%
                  Aegon NV                                                          14,188      72,413             0.1%
#                 Akzo Nobel NV                                                      2,777     242,882             0.3%
*                 Altice NV Class B                                                    606      15,073             0.0%
                  AMG Advanced Metallurgical Group NV                                1,751      45,928             0.1%
                  APERAM SA                                                            865      43,488             0.0%
#                 Arcadis NV                                                         1,720      29,843             0.0%
#*                ArcelorMittal                                                     12,157      94,825             0.1%
#                 ASM International NV                                                 727      43,758             0.0%
                  ASML Holding NV(B908F01)                                             154      20,305             0.0%
#                 ASML Holding NV(B929F46)                                             504      66,657             0.1%
                  BE Semiconductor Industries NV                                       935      48,881             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
NETHERLANDS -- (Continued)
#                 BinckBank NV                                                       1,231 $    6,118             0.0%
                  Boskalis Westminster                                               2,285     84,049             0.1%
                  Brunel International NV                                              272      4,627             0.0%
                  Corbion NV                                                           916     28,427             0.0%
*                 Fugro NV                                                           1,470     21,682             0.0%
                  Gemalto NV                                                           965     54,051             0.1%
                  ING Groep NV                                                      10,649    173,574             0.2%
                  KAS Bank NV                                                           70        832             0.0%
                  Kendrion NV                                                          337     12,030             0.0%
                  Koninklijke Ahold Delhaize NV                                      2,930     60,699             0.1%
                  Koninklijke Ahold Delhaize NV Sponsored ADR                        5,225    108,314             0.1%
                  Koninklijke BAM Groep NV                                           4,087     23,007             0.0%
                  Koninklijke KPN NV                                                25,735     74,400             0.1%
                  Koninklijke Vopak NV                                               1,111     50,137             0.1%
                  NN Group NV                                                        2,520     83,550             0.1%
                  PostNL NV                                                          9,281     45,986             0.1%
                  Randstad Holding NV                                                  921     54,908             0.1%
#                 RELX NV                                                            3,695     71,401             0.1%
                  RELX NV Sponsored ADR                                              2,928     56,429             0.1%
                  SBM Offshore NV                                                    2,531     41,696             0.0%
                  Sligro Food Group NV                                                 627     25,501             0.0%
*                 Telegraaf Media Groep NV                                             853      5,760             0.0%
                  TKH Group NV                                                         877     40,312             0.0%
*                 TomTom NV                                                          1,851     18,820             0.0%
                  Unilever NV(B12T3J1)                                                 907     47,514             0.1%
                  Unilever NV(904784709)                                             2,329    121,667             0.1%
#                 Wessanen                                                           3,571     53,345             0.1%
                  Wolters Kluwer NV                                                  1,867     79,225             0.1%
                                                                                           ---------- ---------------
TOTAL NETHERLANDS                                                                           2,317,867             2.6%
                                                                                           ---------- ---------------
NEW ZEALAND -- (0.3%)
                  Air New Zealand, Ltd.                                             11,327     19,821             0.0%
                  Auckland International Airport, Ltd.                               3,615     17,129             0.0%
                  Chorus, Ltd.                                                      10,565     32,545             0.1%
                  Contact Energy, Ltd.                                               7,971     28,514             0.0%
                  Fletcher Building, Ltd.(6341606)                                   4,961     29,113             0.1%
                  Fletcher Building, Ltd.(6341617)                                     913      5,358             0.0%
                  Infratil, Ltd.                                                     5,431     11,001             0.0%
                  Kathmandu Holdings, Ltd.                                           4,918      6,767             0.0%
                  Mainfreight, Ltd.                                                  1,051     15,944             0.0%
                  Mercury NZ, Ltd.                                                   5,353     11,825             0.0%
                  Meridian Energy, Ltd.                                                756      1,437             0.0%
                  New Zealand Oil & Gas, Ltd.                                          583        249             0.0%
                  New Zealand Refining Co., Ltd. (The)                               4,103      6,582             0.0%
                  NZME, Ltd.                                                         1,604        992             0.0%
#                 Port of Tauranga, Ltd.                                             5,520     15,568             0.0%
                  SKY Network Television, Ltd.                                       3,260      8,635             0.0%
                  Spark New Zealand, Ltd.                                           18,634     47,223             0.1%
                  Tilt Renewables, Ltd.                                              2,795      4,136             0.0%
                  Trade Me Group, Ltd.                                               2,088      7,603             0.0%
                  Trustpower, Ltd.                                                   2,795      9,215             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
NEW ZEALAND -- (Continued)
*                 Xero, Ltd.                                                             3 $     45             0.0%
                                                                                           -------- ---------------
TOTAL NEW ZEALAND                                                                           279,702             0.3%
                                                                                           -------- ---------------
NORWAY -- (0.8%)
#*                Akastor ASA                                                        1,805    2,661             0.0%
                  Aker ASA Class A                                                   1,379   52,364             0.1%
                  Aker BP ASA                                                          799   13,528             0.0%
*                 Aker Solutions ASA                                                   784    4,465             0.0%
                  Atea ASA                                                             726    8,780             0.0%
                  Austevoll Seafood ASA                                              2,794   22,473             0.0%
                  Bakkafrost P/F                                                       470   15,924             0.0%
                  Bonheur ASA                                                          128    1,114             0.0%
                  BW LPG, Ltd.                                                       1,956    8,606             0.0%
#*                BW Offshore, Ltd.                                                  2,050    5,265             0.0%
#                 DNB ASA                                                            3,805   59,382             0.1%
#*                DNO ASA                                                            3,689    3,106             0.0%
                  Ekornes ASA                                                          300    4,714             0.0%
#*                Fred Olsen Energy ASA                                                566    1,330             0.0%
#                 Frontline, Ltd.                                                      727    4,834             0.0%
#                 Gjensidige Forsikring ASA                                            752   11,553             0.0%
*                 Kongsberg Automotive ASA                                          28,148   20,578             0.0%
#                 Kongsberg Gruppen ASA                                                640    9,985             0.0%
*                 Kvaerner ASA                                                       6,566    8,549             0.0%
                  Leroy Seafood Group ASA                                              449   22,585             0.0%
                  Marine Harvest ASA                                                 2,483   41,312             0.1%
*                 Nordic Semiconductor ASA                                           3,571   14,262             0.0%
                  Norsk Hydro ASA                                                    2,206   12,571             0.0%
#*                Norske Skogindustrier ASA                                          7,052      781             0.0%
#*                Norwegian Air Shuttle ASA                                            201    5,709             0.0%
                  Orkla ASA                                                            943    8,556             0.0%
*                 Petroleum Geo-Services ASA                                         6,042   14,156             0.0%
*                 Prosafe SE                                                           108      430             0.0%
                  Protector Forsikring ASA                                           1,652   13,749             0.0%
                  Salmar ASA                                                           616   14,616             0.0%
#*                Seadrill, Ltd.(B0HWHV8)                                            1,658    1,144             0.0%
#*                Seadrill, Ltd.(B09RMQ1)                                              818      556             0.0%
*                 Sevan Marine ASA                                                     744    1,255             0.0%
                  SpareBank 1 SR-Bank ASA                                            3,295   25,988             0.1%
                  Statoil ASA                                                        4,147   68,296             0.1%
                  Statoil ASA Sponsored ADR                                          3,231   53,085             0.1%
                  Stolt-Nielsen, Ltd.                                                  218    3,370             0.0%
                  Storebrand ASA                                                     9,866   65,009             0.1%
                  Subsea 7 SA                                                        2,180   35,926             0.1%
                  Telenor ASA                                                          923   14,910             0.0%
                  TGS Nopec Geophysical Co. ASA                                      1,477   32,200             0.1%
                  Tomra Systems ASA                                                  2,200   25,535             0.0%
                  Veidekke ASA                                                       1,440   19,175             0.0%
                  Yara International ASA                                               602   22,385             0.0%
                                                                                           -------- ---------------
TOTAL NORWAY                                                                                776,772             0.9%
                                                                                           -------- ---------------
PORTUGAL -- (0.3%)
                  Altri SGPS SA                                                      4,909   22,923             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
PORTUGAL -- (Continued)
*                 Banco Comercial Portugues SA Class R                              168,593 $ 37,666             0.1%
                  EDP - Energias de Portugal SA                                       9,374   30,936             0.0%
                  EDP Renovaveis SA                                                   4,715   35,931             0.1%
                  Galp Energia SGPS SA                                                4,613   71,691             0.1%
                  Jeronimo Martins SGPS SA                                            2,262   41,510             0.1%
                  Mota-Engil SGPS SA                                                  2,737    6,960             0.0%
                  Navigator Co. SA (The)                                              6,401   27,083             0.0%
                  NOS SGPS SA                                                         3,274   18,756             0.0%
#                 REN - Redes Energeticas Nacionais SGPS SA                           3,580   10,523             0.0%
*                 Sonae SGPS SA                                                      13,955   14,318             0.0%
                                                                                            -------- ---------------
TOTAL PORTUGAL                                                                               318,297             0.4%
                                                                                            -------- ---------------
SINGAPORE -- (1.0%)
*                 Boustead Projects, Ltd.                                             4,800    2,938             0.0%
                  Boustead Singapore, Ltd.                                           16,000   10,193             0.0%
                  Bukit Sembawang Estates, Ltd.                                       2,000    8,562             0.0%
                  CapitaLand, Ltd.                                                   14,000   37,617             0.1%
                  ComfortDelGro Corp., Ltd.                                           6,000   11,757             0.0%
#*                COSCO Shipping International Singapore Co,. Ltd.                   14,000    2,859             0.0%
                  CSE Global, Ltd.                                                   19,000    7,073             0.0%
*                 CWT, Ltd.                                                           9,000   14,770             0.0%
                  DBS Group Holdings, Ltd.                                            5,104   70,488             0.1%
                  Delfi, Ltd.                                                         3,000    4,917             0.0%
*                 Ezion Holdings, Ltd.                                               31,824    6,815             0.0%
#*                Ezra Holdings, Ltd.                                               104,356      822             0.0%
                  Far East Orchard, Ltd.                                              8,000    9,344             0.0%
                  First Resources, Ltd.                                              12,000   16,090             0.0%
                  GL, Ltd.                                                           19,000   10,543             0.0%
                  Golden Agri-Resources, Ltd.                                        29,000    7,461             0.0%
                  GuocoLand, Ltd.                                                    12,000   15,678             0.0%
                  Hutchison Port Holdings Trust                                      50,000   20,241             0.0%
                  Hyflux, Ltd.                                                       14,000    5,561             0.0%
                  Indofood Agri Resources, Ltd.                                       6,000    2,097             0.0%
                  Keppel Corp., Ltd.                                                  6,300   29,292             0.0%
                  Keppel Infrastructure Trust                                        18,264    6,800             0.0%
                  M1, Ltd.                                                            7,000   10,873             0.0%
                  Midas Holdings, Ltd.                                               30,000    4,831             0.0%
*                 Noble Group, Ltd.                                                  70,000    7,155             0.0%
                  OUE, Ltd.                                                           5,000    7,334             0.0%
                  Oversea-Chinese Banking Corp., Ltd.                                12,027   84,233             0.1%
*                 Raffles Education Corp., Ltd.                                       6,127      877             0.0%
                  SATS, Ltd.                                                          6,278   22,893             0.0%
                  SembCorp Industries, Ltd.                                           9,000   19,500             0.0%
                  Sinarmas Land, Ltd.                                                33,000   10,742             0.0%
                  Singapore Airlines, Ltd.                                            5,200   38,094             0.1%
                  Singapore Exchange, Ltd.                                            6,000   31,793             0.1%
                  Singapore Post, Ltd.                                               14,000   13,815             0.0%
                  Singapore Technologies Engineering, Ltd.                            9,000   24,414             0.0%
                  Singapore Telecommunications, Ltd.                                 22,000   58,900             0.1%
                  Stamford Land Corp., Ltd.                                           9,000    3,455             0.0%
*                 Swiber Holdings, Ltd.                                               2,249       66             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
SINGAPORE -- (Continued)
*                 Tat Hong Holdings, Ltd.                                           10,000 $  2,860             0.0%
                  United Engineers, Ltd.                                            12,000   24,710             0.0%
                  United Industrial Corp., Ltd.                                     15,000   33,923             0.1%
                  United Overseas Bank, Ltd.                                         6,414   99,864             0.1%
                  UOB-Kay Hian Holdings, Ltd.                                       12,000   12,116             0.0%
                  UOL Group, Ltd.                                                    9,289   48,112             0.1%
                  Venture Corp., Ltd.                                                4,700   41,019             0.1%
                  Wing Tai Holdings, Ltd.                                           10,000   13,520             0.0%
                  Yeo Hiap Seng, Ltd.                                                1,767    1,718             0.0%
*                 Yongnam Holdings, Ltd.                                            31,125    4,566             0.0%
                                                                                           -------- ---------------
TOTAL SINGAPORE                                                                             923,301             1.0%
                                                                                           -------- ---------------
SPAIN -- (2.8%)
                  Abertis Infraestructuras SA                                        2,140   37,619             0.0%
                  Acciona SA                                                           648   53,460             0.1%
                  Acerinox SA                                                        3,789   52,782             0.1%
                  ACS Actividades de Construccion y Servicios SA                     1,322   48,987             0.1%
                  Aena SA                                                               20    3,526             0.0%
                  Amadeus IT Group SA                                                1,683   90,830             0.1%
                  Applus Services SA                                                 1,021   12,799             0.0%
                  Atresmedia Corp. de Medios de Comunicacion SA                      1,085   13,608             0.0%
                  Banco Bilbao Vizcaya Argentaria SA                                 9,018   72,249             0.1%
                  Banco Bilbao Vizcaya Argentaria SA Sponsored ADR                  16,080  128,639             0.2%
                  Banco de Sabadell SA                                              64,945  124,916             0.1%
#*                Banco Popular Espanol SA                                          10,830    7,578             0.0%
                  Banco Santander SA                                                34,433  224,394             0.3%
#                 Banco Santander SA Sponsored ADR                                  29,370  191,495             0.2%
                  Bankia SA                                                          8,460   10,272             0.0%
                  Bankinter SA                                                       3,572   31,444             0.0%
                  Bolsas y Mercados Espanoles SHMSF SA                               1,498   53,608             0.1%
                  CaixaBank SA                                                       8,091   36,738             0.0%
                  Cellnex Telecom SA                                                   158    2,789             0.0%
                  Cie Automotive SA                                                    590   12,683             0.0%
                  Construcciones y Auxiliar de Ferrocarriles SA                        520   20,904             0.0%
                  Distribuidora Internacional de Alimentacion SA                     8,452   50,254             0.1%
#*                Duro Felguera SA                                                   2,644    3,164             0.0%
                  Ebro Foods SA                                                        994   22,201             0.0%
                  Elecnor SA                                                           157    1,711             0.0%
                  Enagas SA                                                          2,634   69,215             0.1%
                  Ence Energia y Celulosa SA                                         3,405   12,124             0.0%
                  Endesa SA                                                          1,354   31,891             0.0%
                  Ferrovial SA                                                       1,595   33,930             0.0%
                  Gamesa Corp. Tecnologica SA                                        4,309   92,931             0.1%
                  Gas Natural SDG SA                                                 3,433   77,577             0.1%
                  Grupo Catalana Occidente SA                                          923   35,800             0.0%
                  Iberdrola SA                                                      32,088  230,676             0.3%
*                 Indra Sistemas SA                                                  1,150   15,738             0.0%
                  Industria de Diseno Textil SA                                      1,738   66,602             0.1%
                  Mapfre SA                                                         19,733   68,830             0.1%
                  Mediaset Espana Comunicacion SA                                    4,163   57,352             0.1%
                  Melia Hotels International SA                                        953   14,131             0.0%
                  Miquel y Costas & Miquel SA                                          303    9,373             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SPAIN -- (Continued)
                  Obrascon Huarte Lain SA                                            2,259 $    9,861             0.0%
                  Papeles y Cartones de Europa SA                                    1,604     12,039             0.0%
*                 Promotora de Informaciones SA Class A                                966      3,442             0.0%
*                 Realia Business SA                                                15,894     16,844             0.0%
                  Red Electrica Corp. SA                                             2,668     51,997             0.1%
                  Repsol SA                                                          3,749     59,172             0.1%
                  Repsol SA Sponsored ADR                                            1,974     31,368             0.0%
*                 Sacyr SA                                                           7,399     18,509             0.0%
                  Tecnicas Reunidas SA                                                 630     24,898             0.0%
                  Telefonica SA                                                      6,588     72,863             0.1%
                  Telefonica SA Sponsored ADR                                       12,139    134,743             0.2%
                  Tubacex SA                                                         1,844      5,871             0.0%
                  Vidrala SA                                                           390     22,853             0.0%
                  Viscofan SA                                                          735     43,932             0.1%
                  Zardoya Otis SA                                                    3,054     28,259             0.0%
                                                                                           ---------- ---------------
TOTAL SPAIN                                                                                 2,661,471             3.0%
                                                                                           ---------- ---------------
SWEDEN -- (2.9%)
                  AAK AB                                                               685     49,027             0.1%
#                 AF AB Class B                                                      1,570     33,085             0.0%
#                 Alfa Laval AB                                                      2,007     41,127             0.1%
#                 Assa Abloy AB Class B                                              2,063     44,653             0.1%
                  Atlas Copco AB Class A                                             1,384     51,699             0.1%
                  Atlas Copco AB Class B                                               777     25,820             0.0%
                  Avanza Bank Holding AB                                               446     17,900             0.0%
                  Axfood AB                                                          1,400     22,216             0.0%
                  B&B Tools AB Class B                                                 600     13,745             0.0%
                  Beijer Alma AB                                                       381     10,811             0.0%
                  Bilia AB Class A                                                   1,558     31,213             0.0%
                  BillerudKorsnas AB                                                 4,342     69,560             0.1%
#                 Boliden AB                                                         4,049    115,673             0.1%
                  Bonava AB Class B                                                  1,600     25,870             0.0%
#                 Byggmax Group AB                                                   1,675     11,294             0.0%
                  Castellum AB                                                       2,615     35,812             0.0%
                  Clas Ohlson AB Class B                                               566      9,390             0.0%
                  Cloetta AB Class B                                                 2,007      8,107             0.0%
                  Concentric AB                                                      1,052     17,354             0.0%
                  Duni AB                                                              892     12,630             0.0%
#                 Electrolux AB Series B                                             1,570     46,593             0.1%
                  Fabege AB                                                            643     11,072             0.0%
*                 Fastighets AB Balder Class B                                         476     10,628             0.0%
#*                Fingerprint Cards AB Class B                                         985      3,922             0.0%
                  Haldex AB                                                          2,000     26,824             0.0%
                  Hennes & Mauritz AB Class B                                        1,312     32,486             0.0%
                  Hexagon AB Class B                                                   547     23,806             0.0%
                  Hexpol AB                                                          4,840     53,771             0.1%
                  HIQ International AB                                               1,637     11,188             0.0%
                  Holmen AB Class B                                                    995     41,927             0.1%
                  Husqvarna AB Class B                                               2,318     23,043             0.0%
#                 ICA Gruppen AB                                                       746     25,458             0.0%
#                 Indutrade AB                                                       2,102     49,648             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SWEDEN -- (Continued)
#                 Intrum Justitia AB                                                   841 $   33,408             0.0%
                  JM AB                                                              1,200     42,220             0.1%
                  KappAhl AB                                                         3,182     18,388             0.0%
#                 Klovern AB Class B                                                 9,144      9,631             0.0%
                  Lindab International AB                                            1,863     17,018             0.0%
#                 Loomis AB Class B                                                  1,303     47,310             0.1%
*                 Lundin Petroleum AB                                                1,699     32,398             0.0%
#                 Mekonomen AB                                                         827     16,395             0.0%
#                 Millicom International Cellular SA                                   674     36,930             0.0%
                  Modern Times Group MTG AB Class B                                    763     24,879             0.0%
                  NCC AB Class B                                                     1,600     42,508             0.1%
                  NetEnt AB                                                          1,506     11,617             0.0%
                  New Wave Group AB Class B                                          1,962     13,900             0.0%
                  Nibe Industrier AB Class B                                         7,696     68,164             0.1%
                  Nobia AB                                                           4,200     43,434             0.1%
                  Nordea Bank AB                                                     7,848     96,521             0.1%
                  Peab AB                                                            4,058     44,317             0.1%
#                 Ratos AB Class B                                                   5,280     24,763             0.0%
                  Rezidor Hotel Group AB                                             1,026      3,822             0.0%
                  Saab AB Class B                                                    1,477     73,188             0.1%
#                 Sandvik AB                                                         2,872     46,044             0.1%
#*                SAS AB                                                             1,855      3,058             0.0%
                  Scandi Standard AB                                                 1,287      7,732             0.0%
                  Securitas AB Class B                                               3,673     60,709             0.1%
                  Skandinaviska Enskilda Banken AB Class A                           4,651     53,558             0.1%
                  Skanska AB Class B                                                   951     22,730             0.0%
                  SKF AB Class A                                                       582     12,781             0.0%
                  SKF AB Class B                                                     2,766     60,700             0.1%
                  SkiStar AB                                                           883     18,895             0.0%
*                 SSAB AB Class A(B17H0S8)                                           6,154     26,773             0.0%
#*                SSAB AB Class A(BPRBWK4)                                             604      2,629             0.0%
*                 SSAB AB Class B(B17H3F6)                                          13,504     47,910             0.1%
*                 SSAB AB Class B(BPRBWM6)                                           3,408     12,116             0.0%
                  Svenska Cellulosa AB SCA Class B                                   2,444     80,914             0.1%
                  Svenska Handelsbanken AB Class A                                   3,800     53,914             0.1%
                  Sweco AB Class B                                                     833     20,650             0.0%
                  Swedbank AB Class A                                                2,231     52,875             0.1%
                  Tele2 AB Class B                                                   5,261     52,945             0.1%
#                 Telefonaktiebolaget LM Ericsson Class A                              436      2,784             0.0%
                  Telefonaktiebolaget LM Ericsson Class B                            7,036     45,712             0.1%
                  Telefonaktiebolaget LM Ericsson Sponsored ADR                      5,201     33,755             0.0%
                  Telia Co AB                                                       25,204    102,614             0.1%
                  Thule Group AB (The)                                                 628     10,885             0.0%
#                 Trelleborg AB Class B                                              1,366     32,078             0.0%
                  Volvo AB Class A                                                   1,258     20,541             0.0%
                  Volvo AB Class B                                                   8,211    134,093             0.2%
                  Wallenstam AB Class B                                              2,048     17,450             0.0%
                                                                                           ---------- ---------------
TOTAL SWEDEN                                                                                2,745,008             3.1%
                                                                                           ---------- ---------------
SWITZERLAND -- (5.0%)
                  ABB, Ltd.                                                          2,205     54,032             0.1%
                  ABB, Ltd. Sponsored ADR                                            4,791    117,859             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
SWITZERLAND -- (Continued)
                  Adecco Group AG                                                    1,762 $130,920             0.2%
                  Allreal Holding AG                                                   140   24,088             0.0%
#                 ams AG                                                             1,102   70,895             0.1%
*                 Arbonia AG                                                         1,332   24,771             0.0%
                  Aryzta AG                                                            811   26,330             0.0%
#                 Ascom Holding AG                                                   1,349   25,491             0.0%
                  Autoneum Holding AG                                                  124   36,646             0.1%
                  Baloise Holding AG                                                   631   92,527             0.1%
                  Bank Coop AG                                                          87    3,795             0.0%
                  Banque Cantonale Vaudoise                                             49   35,500             0.1%
                  Barry Callebaut AG                                                    34   46,694             0.1%
                  Belimo Holding AG                                                      7   26,192             0.0%
                  Bell AG                                                               20    8,592             0.0%
#                 Berner Kantonalbank AG                                               107   20,342             0.0%
                  BKW AG                                                               158    8,557             0.0%
                  Bobst Group SA                                                       277   28,061             0.0%
                  Bossard Holding AG Class A                                            88   17,533             0.0%
                  Bucher Industries AG                                                 173   55,775             0.1%
                  Burckhardt Compression Holding AG                                     52   15,955             0.0%
                  Burkhalter Holding AG                                                152   22,914             0.0%
                  Cembra Money Bank AG                                                 156   13,309             0.0%
                  Cie Financiere Richemont SA                                        2,379  198,786             0.2%
                  Clariant AG                                                        4,658   94,333             0.1%
                  Credit Suisse Group AG                                             6,113   93,229             0.1%
                  Daetwyler Holding AG                                                 119   20,140             0.0%
                  DKSH Holding AG                                                      628   50,584             0.1%
                  dormakaba Holding AG                                                  37   31,702             0.0%
*                 Dufry AG                                                             469   76,849             0.1%
#                 EFG International AG                                               1,159    7,364             0.0%
                  Emmi AG                                                               98   71,554             0.1%
                  Energiedienst Holding AG                                             604   15,147             0.0%
                  Flughafen Zuerich AG                                                 408   89,914             0.1%
                  Forbo Holding AG                                                      27   44,290             0.1%
                  GAM Holding AG                                                       241    3,088             0.0%
                  Geberit AG                                                           140   63,771             0.1%
                  Georg Fischer AG                                                      84   79,209             0.1%
                  Givaudan SA                                                           34   65,508             0.1%
                  Gurit Holding AG                                                      16   13,942             0.0%
                  Helvetia Holding AG                                                   56   31,097             0.0%
                  Hiag Immobilien Holding AG                                           109   13,462             0.0%
#                 HOCHDORF Holding AG                                                   20    6,132             0.0%
                  Huber & Suhner AG                                                    335   22,558             0.0%
                  Implenia AG                                                          444   34,086             0.0%
                  Inficon Holding AG                                                    39   20,481             0.0%
                  Interroll Holding AG                                                  14   16,462             0.0%
                  Intershop Holding AG                                                   2      963             0.0%
                  Julius Baer Group, Ltd.                                              993   51,782             0.1%
                  Kardex AG                                                            238   26,208             0.0%
                  Komax Holding AG                                                      24    6,404             0.0%
                  Kudelski SA                                                        1,531   26,557             0.0%
                  Kuehne + Nagel International AG                                      283   42,800             0.1%
                  LafargeHolcim, Ltd.                                                  993   56,311             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SWITZERLAND -- (Continued)
                  LEM Holding SA                                                         9 $    9,199             0.0%
                  Liechtensteinische Landesbank AG                                      96      4,747             0.0%
                  Logitech International SA                                          2,432     81,280             0.1%
                  Luzerner Kantonalbank AG                                              41     17,718             0.0%
                  Metall Zug AG Class B                                                 10     39,299             0.1%
#*                Meyer Burger Technology AG                                         1,488      1,226             0.0%
                  Mobimo Holding AG                                                     91     24,467             0.0%
                  Nestle SA                                                          9,241    711,746             0.8%
                  OC Oerlikon Corp. AG                                                 945     11,353             0.0%
*                 Orascom Development Holding AG                                       516      2,874             0.0%
#                 Orell Fuessli Holding AG                                              31      4,016             0.0%
                  Orior AG                                                               3        230             0.0%
#                 Panalpina Welttransport Holding AG                                   238     31,480             0.0%
#                 Partners Group Holding AG                                            160     96,721             0.1%
                  PSP Swiss Property AG                                                323     28,959             0.0%
                  Rieter Holding AG                                                     89     19,752             0.0%
                  Romande Energie Holding SA                                             7      9,069             0.0%
*                 Schaffner Holding AG                                                  75     21,252             0.0%
                  Schindler Holding AG                                                 128     25,426             0.0%
*                 Schmolz + Bickenbach AG                                            7,007      6,419             0.0%
                  Schweiter Technologies AG                                             17     20,297             0.0%
                  SGS SA                                                                15     33,777             0.0%
                  Sika AG                                                               15     95,735             0.1%
                  St Galler Kantonalbank AG                                             45     19,542             0.0%
                  Sulzer AG                                                            474     55,316             0.1%
                  Sunrise Communications Group AG                                      224     16,638             0.0%
#                 Swatch Group AG (The)(7184725)                                       157     62,811             0.1%
                  Swatch Group AG (The)(7184736)                                       180     13,964             0.0%
                  Swiss Life Holding AG                                                273     88,845             0.1%
                  Swiss Prime Site AG                                                  330     28,609             0.0%
                  Swiss Re AG                                                        1,079     93,851             0.1%
                  Swisscom AG                                                          104     45,353             0.1%
*                 Syngenta AG                                                          363    168,698             0.2%
                  Syngenta AG ADR                                                      700     65,121             0.1%
                  Temenos Group AG                                                     848     73,399             0.1%
                  u-blox Holding AG                                                    187     41,444             0.1%
*                 UBS Group AG                                                      12,592    214,190             0.3%
                  Valiant Holding AG                                                   314     36,044             0.1%
                  Valora Holding AG                                                     83     28,485             0.0%
                  Vaudoise Assurances Holding SA                                        16      8,332             0.0%
                  Vetropack Holding AG                                                   1      1,979             0.0%
*                 Von Roll Holding AG                                                3,134      3,497             0.0%
                  Vontobel Holding AG                                                  667     39,327             0.1%
#                 Zug Estates Holding AG Class B                                         2      3,518             0.0%
                  Zurich Insurance Group AG                                            479    132,558             0.2%
                                                                                           ---------- ---------------
TOTAL SWITZERLAND                                                                           4,820,054             5.4%
                                                                                           ---------- ---------------
UNITED KINGDOM -- (16.0%)
                  3i Group P.L.C.                                                   10,047    103,253             0.1%
                  A.G. Barr P.L.C.                                                     281      2,258             0.0%
                  Aberdeen Asset Management P.L.C.                                  12,619     45,596             0.1%
                  Acacia Mining P.L.C.                                               3,666     18,791             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                                 ------ -------- ---------------
UNITED KINGDOM -- (Continued)
               Admiral Group P.L.C.                                               1,927 $ 50,180             0.1%
               Aggreko P.L.C.                                                     5,691   65,417             0.1%
               Amec Foster Wheeler P.L.C.                                         6,221   43,676             0.1%
*              Anglo American P.L.C.                                              6,646   95,154             0.1%
               Anglo Pacific Group P.L.C.                                         3,296    4,991             0.0%
               Antofagasta P.L.C.                                                 6,377   69,189             0.1%
               Ashmore Group P.L.C.                                              10,342   46,614             0.1%
               Ashtead Group P.L.C.                                               6,926  146,110             0.2%
               Associated British Foods P.L.C.                                    1,421   51,737             0.1%
               Auto Trader Group P.L.C.                                           2,172   11,281             0.0%
               AVEVA Group P.L.C.                                                   701   18,492             0.0%
               Aviva P.L.C.                                                      17,083  116,173             0.1%
               Babcock International Group P.L.C.                                 8,695  101,288             0.1%
               BAE Systems P.L.C.                                                15,206  123,503             0.1%
               Balfour Beatty P.L.C.                                              1,823    6,887             0.0%
               Barclays P.L.C.                                                    7,241   19,829             0.0%
               Barclays P.L.C. Sponsored ADR                                     11,800  127,558             0.1%
               Barratt Developments P.L.C.                                       18,794  141,023             0.2%
               BBA Aviation P.L.C.                                               15,420   62,204             0.1%
               Beazley P.L.C.                                                    12,746   72,615             0.1%
               Bellway P.L.C.                                                     2,547   93,871             0.1%
               Berendsen P.L.C.                                                   5,958   64,689             0.1%
               Berkeley Group Holdings P.L.C.                                     2,385  100,593             0.1%
               BGEO Group P.L.C.                                                    560   26,062             0.0%
               BHP Billiton P.L.C.                                                3,981   60,691             0.1%
               BHP Billiton P.L.C. ADR                                            7,196  221,133             0.3%
               Bodycote P.L.C.                                                    4,401   47,523             0.1%
               Booker Group P.L.C.                                               14,954   37,569             0.0%
               Bovis Homes Group P.L.C.                                           3,407   40,625             0.1%
               BP P.L.C.                                                          1,706    9,766             0.0%
               BP P.L.C. Sponsored ADR                                           17,198  590,230             0.7%
               Brewin Dolphin Holdings P.L.C.                                     8,248   34,892             0.0%
               Britvic P.L.C.                                                     5,064   43,570             0.1%
               BT Group P.L.C.                                                    6,102   24,072             0.0%
               BT Group P.L.C. Sponsored ADR                                      4,610   91,785             0.1%
               Bunzl P.L.C.                                                       1,565   48,787             0.1%
               Burberry Group P.L.C.                                              3,063   64,011             0.1%
               Cape P.L.C.                                                        2,763    8,606             0.0%
               Capita P.L.C.                                                      3,947   28,449             0.0%
               Capital & Counties Properties P.L.C.                               3,114   12,735             0.0%
               Carillion P.L.C.                                                  11,571   33,329             0.0%
               Carnival P.L.C.                                                      197   12,142             0.0%
               Carnival P.L.C. ADR                                                  739   45,471             0.1%
               Centamin P.L.C.                                                   14,671   33,613             0.0%
               Centrica P.L.C.                                                   41,041  105,165             0.1%
               Chemring Group P.L.C.                                              6,635   16,185             0.0%
               Chesnara P.L.C.                                                    4,020   19,915             0.0%
               Cineworld Group P.L.C.                                             6,417   58,509             0.1%
               Clarkson P.L.C.                                                      149    5,525             0.0%
               Close Brothers Group P.L.C.                                        2,370   51,925             0.1%
               Cobham P.L.C.                                                     29,803   51,137             0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
UNITED KINGDOM -- (Continued)
                  Coca-Cola HBC AG                                                   1,377 $ 38,202             0.0%
                  Compass Group P.L.C.                                               4,151   83,810             0.1%
                  Computacenter P.L.C.                                               2,604   27,659             0.0%
                  Connect Group P.L.C.                                               3,718    6,070             0.0%
                  Cranswick P.L.C.                                                     855   29,695             0.0%
                  Crest Nicholson Holdings P.L.C.                                      930    7,274             0.0%
                  Croda International P.L.C.                                         1,349   65,743             0.1%
                  Daily Mail & General Trust P.L.C. Class A                          4,069   37,703             0.0%
                  Dairy Crest Group P.L.C.                                           3,431   25,511             0.0%
                  DCC P.L.C.                                                         1,074   99,169             0.1%
                  De La Rue P.L.C.                                                   2,442   21,588             0.0%
                  Debenhams P.L.C.                                                  22,081   14,644             0.0%
                  Devro P.L.C.                                                       5,357   13,755             0.0%
*                 Dialight P.L.C.                                                      163    2,095             0.0%
                  Dignity P.L.C.                                                       639   20,632             0.0%
                  Diploma P.L.C.                                                     2,852   40,952             0.1%
                  Direct Line Insurance Group P.L.C.                                15,112   68,290             0.1%
                  Dixons Carphone P.L.C.                                            12,279   53,340             0.1%
                  Domino's Pizza Group P.L.C.                                        5,847   25,019             0.0%
                  Drax Group P.L.C.                                                  6,750   28,237             0.0%
                  DS Smith P.L.C.                                                   17,920  100,190             0.1%
                  Dunelm Group P.L.C.                                                  996    7,828             0.0%
                  easyJet P.L.C.                                                     2,947   44,579             0.1%
*                 EI Group P.L.C.                                                    8,728   15,809             0.0%
                  Electrocomponents P.L.C.                                           6,138   41,255             0.1%
                  Elementis P.L.C.                                                  10,690   42,117             0.1%
*                 EnQuest P.L.C.                                                    32,214   15,920             0.0%
                  Essentra P.L.C.                                                    6,005   42,093             0.1%
                  Euromoney Institutional Investor P.L.C.                              183    2,478             0.0%
*                 Evraz P.L.C.                                                      10,158   28,446             0.0%
                  Experian P.L.C.                                                    4,958  106,660             0.1%
                  Fidessa Group P.L.C.                                                 721   22,086             0.0%
*                 Findel P.L.C.                                                        841    2,179             0.0%
*                 Firstgroup P.L.C.                                                 31,411   55,566             0.1%
                  Fresnillo P.L.C.                                                     915   17,204             0.0%
                  G4S P.L.C.                                                        29,487  116,430             0.1%
                  Galliford Try P.L.C.                                               1,931   35,989             0.0%
                  Gem Diamonds, Ltd.                                                 2,700    3,071             0.0%
                  GKN P.L.C.                                                        20,458   95,074             0.1%
*                 Glencore P.L.C.                                                   41,427  162,813             0.2%
                  Go-Ahead Group P.L.C.                                                487   11,036             0.0%
                  Grafton Group P.L.C.                                               4,956   47,950             0.1%
                  Greencore Group P.L.C.                                            25,777   76,095             0.1%
                  Greene King P.L.C.                                                 3,513   34,188             0.0%
                  Greggs P.L.C.                                                      3,028   42,184             0.1%
                  Halfords Group P.L.C.                                              7,465   36,128             0.0%
                  Hargreaves Lansdown P.L.C.                                         1,126   20,102             0.0%
                  Hays P.L.C.                                                       23,736   52,672             0.1%
                  Helical P.L.C.                                                     3,459   14,834             0.0%
                  Henderson Group P.L.C.                                            19,149   57,276             0.1%
                  Hill & Smith Holdings P.L.C.                                       3,928   67,621             0.1%
                  Hilton Food Group P.L.C.                                           1,352   13,497             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
UNITED KINGDOM -- (Continued)
                  Hiscox, Ltd.                                                        6,335 $ 92,903             0.1%
                  HomeServe P.L.C.                                                    6,343   55,034             0.1%
                  Howden Joinery Group P.L.C.                                        13,731   82,335             0.1%
                  HSBC Holdings P.L.C.                                               20,768  171,260             0.2%
                  HSBC Holdings P.L.C. Sponsored ADR                                  9,254  380,987             0.4%
                  Hunting P.L.C.                                                      2,655   19,315             0.0%
                  Huntsworth P.L.C.                                                   9,410    5,759             0.0%
                  IG Group Holdings P.L.C.                                            9,898   69,693             0.1%
*                 Imagination Technologies Group P.L.C.                               1,122    1,464             0.0%
                  IMI P.L.C.                                                          4,231   70,079             0.1%
                  Inchcape P.L.C.                                                     9,922  109,762             0.1%
                  Informa P.L.C.                                                     20,203  167,981             0.2%
                  Inmarsat P.L.C.                                                     7,030   74,349             0.1%
#                 InterContinental Hotels Group P.L.C. ADR                              732   38,631             0.0%
                  Intermediate Capital Group P.L.C.                                     114    1,154             0.0%
                  International Consolidated Airlines Group SA                        5,670   41,108             0.1%
                  Interserve P.L.C.                                                   2,216    6,625             0.0%
                  Intertek Group P.L.C.                                               1,363   71,736             0.1%
                  Investec P.L.C.                                                    12,086   89,539             0.1%
                  ITE Group P.L.C.                                                      779    1,787             0.0%
                  ITV P.L.C.                                                         22,994   62,535             0.1%
                  IWG P.L.C.                                                         13,221   55,609             0.1%
                  J D Wetherspoon P.L.C.                                              1,890   24,351             0.0%
                  J Sainsbury P.L.C.                                                 28,238  100,681             0.1%
                  James Fisher & Sons P.L.C.                                          1,237   25,716             0.0%
                  Jardine Lloyd Thompson Group P.L.C.                                 1,972   28,002             0.0%
                  JD Sports Fashion P.L.C.                                            9,780   56,395             0.1%
                  John Menzies P.L.C.                                                   329    2,949             0.0%
                  John Wood Group P.L.C.                                              7,193   70,708             0.1%
                  Johnson Matthey P.L.C.                                              1,917   73,945             0.1%
                  Jupiter Fund Management P.L.C.                                      8,640   53,147             0.1%
*                 KAZ Minerals P.L.C.                                                 3,030   19,762             0.0%
                  KCOM Group P.L.C.                                                   8,494    9,727             0.0%
                  Keller Group P.L.C.                                                 1,520   18,243             0.0%
                  Kier Group P.L.C.                                                   1,746   30,264             0.0%
                  Kingfisher P.L.C.                                                  13,579   60,073             0.1%
                  Laird P.L.C.                                                       12,400   24,080             0.0%
*                 Lamprell P.L.C.                                                     3,344    4,591             0.0%
                  Lancashire Holdings, Ltd.                                           2,958   26,127             0.0%
                  Legal & General Group P.L.C.                                       33,413  106,490             0.1%
*                 Liberty Global P.L.C. Class A                                         574   20,330             0.0%
*                 Liberty Global P.L.C. Series C                                      1,591   55,056             0.1%
*                 Liberty Global P.L.C. LiLAC Class A                                   137    2,941             0.0%
*                 Liberty Global P.L.C. LiLAC Class C                                   338    7,382             0.0%
                  Lloyds Banking Group P.L.C.                                       171,332  153,946             0.2%
                  Lloyds Banking Group P.L.C. ADR                                    41,230  150,902             0.2%
                  London Stock Exchange Group P.L.C.                                  2,289  100,312             0.1%
                  Lookers P.L.C.                                                      4,741    7,971             0.0%
                  Low & Bonar P.L.C.                                                  7,100    8,085             0.0%
                  Man Group P.L.C.                                                   41,451   82,492             0.1%
                  Marks & Spencer Group P.L.C.                                       21,854  103,722             0.1%
                  Marshalls P.L.C.                                                    2,962   14,756             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
UNITED KINGDOM -- (Continued)
                  McBride P.L.C.                                                     5,164 $ 12,908             0.0%
                  Mears Group P.L.C.                                                 3,694   24,903             0.0%
                  Meggitt P.L.C.                                                    13,928   83,409             0.1%
                  Melrose Industries P.L.C.                                         40,106  122,772             0.1%
                  Merlin Entertainments P.L.C.                                       3,621   23,701             0.0%
                  Micro Focus International P.L.C.                                   2,013   67,445             0.1%
                  Millennium & Copthorne Hotels P.L.C.                               1,536    8,962             0.0%
                  Mitchells & Butlers P.L.C.                                         4,465   15,343             0.0%
                  Mitie Group P.L.C.                                                12,872   34,928             0.0%
                  Mondi P.L.C.                                                       2,468   63,851             0.1%
                  Moneysupermarket.com Group P.L.C.                                  4,756   21,306             0.0%
                  Morgan Advanced Materials P.L.C.                                   9,000   38,912             0.0%
                  Morgan Sindall Group P.L.C.                                          286    3,929             0.0%
                  N Brown Group P.L.C.                                               2,652    8,194             0.0%
                  National Express Group P.L.C.                                     13,863   64,166             0.1%
                  National Grid P.L.C. Sponsored ADR                                 1,384   89,780             0.1%
                  NCC Group P.L.C.                                                   2,085    3,841             0.0%
                  NEX Group P.L.C.                                                   4,469   35,675             0.0%
                  Next P.L.C.                                                          517   28,819             0.0%
                  Northgate P.L.C.                                                   3,835   26,786             0.0%
                  Novae Group P.L.C.                                                 2,345   18,925             0.0%
                  Old Mutual P.L.C.                                                 25,796   64,788             0.1%
*                 Ophir Energy P.L.C.                                               10,657   11,854             0.0%
                  Pagegroup P.L.C.                                                   4,900   31,747             0.0%
                  PayPoint P.L.C.                                                      593    7,805             0.0%
*                 Paysafe Group P.L.C.                                               1,616    9,499             0.0%
                  Pearson P.L.C. Sponsored ADR                                       4,891   40,106             0.0%
                  Pendragon P.L.C.                                                  30,527   13,837             0.0%
                  Pennon Group P.L.C.                                                6,078   67,430             0.1%
                  Persimmon P.L.C.                                                   4,185  126,274             0.1%
*                 Petra Diamonds, Ltd.                                               4,104    6,896             0.0%
                  Petrofac, Ltd.                                                     3,167   33,377             0.0%
*                 Petropavlovsk P.L.C.                                               3,187      319             0.0%
                  Phoenix Group Holdings                                             4,723   45,170             0.1%
                  Photo-Me International P.L.C.                                      3,031    6,822             0.0%
                  Playtech P.L.C.                                                    2,427   30,142             0.0%
*                 Premier Foods P.L.C.                                              28,858   16,004             0.0%
#*                Premier Oil P.L.C.                                                13,691   11,028             0.0%
                  Provident Financial P.L.C.                                         1,020   42,337             0.1%
                  Prudential P.L.C.                                                  1,772   39,327             0.0%
                  Prudential P.L.C. ADR                                              1,067   47,364             0.1%
*                 Punch Taverns P.L.C.                                                 614    1,394             0.0%
                  PZ Cussons P.L.C.                                                  2,944   12,774             0.0%
                  QinetiQ Group P.L.C.                                              15,195   57,824             0.1%
                  Randgold Resources, Ltd.                                             475   41,784             0.1%
                  Redrow P.L.C.                                                      6,636   49,573             0.1%
                  RELX P.L.C.                                                        1,825   37,001             0.0%
#                 RELX P.L.C. Sponsored ADR                                          2,800   57,372             0.1%
                  Renewi P.L.C.                                                     18,845   23,815             0.0%
                  Renishaw P.L.C.                                                      508   22,470             0.0%
                  Rentokil Initial P.L.C.                                           18,513   59,687             0.1%
                  Restaurant Group P.L.C. (The)                                      4,010   18,159             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
UNITED KINGDOM -- (Continued)
                  Ricardo P.L.C.                                                           61 $    693             0.0%
                  Rightmove P.L.C.                                                      1,645   89,186             0.1%
                  Rio Tinto P.L.C.                                                        948   37,399             0.0%
                  Rio Tinto P.L.C. Sponsored ADR                                        8,120  323,338             0.4%
                  Rolls-Royce Holdings P.L.C.(B63H849)                                 14,667  154,172             0.2%
                  Rolls-Royce Holdings P.L.C.(BYXYLJ2)                              1,041,357    1,349             0.0%
                  Rotork P.L.C.                                                        15,220   48,485             0.1%
*                 Royal Bank of Scotland Group P.L.C. Sponsored ADR                     3,100   21,204             0.0%
                  Royal Dutch Shell P.L.C. Class A                                      8,394  217,984             0.2%
                  Royal Dutch Shell P.L.C. Class B                                      5,560  147,936             0.2%
                  Royal Dutch Shell P.L.C. Sponsored ADR, Class A                       4,540  236,943             0.3%
                  Royal Dutch Shell P.L.C. Sponsored ADR, Class B                         764   41,348             0.1%
                  Royal Mail P.L.C.                                                     7,700   40,152             0.0%
                  RPC Group P.L.C.                                                      6,401   67,239             0.1%
                  RPS Group P.L.C.                                                      5,472   18,016             0.0%
                  RSA Insurance Group P.L.C.                                           10,443   80,564             0.1%
                  Sage Group P.L.C. (The)                                               5,704   49,511             0.1%
                  Savills P.L.C.                                                        3,502   42,134             0.1%
                  Schroders P.L.C.(0239581)                                               320    9,612             0.0%
                  Schroders P.L.C.(0240549)                                               817   33,737             0.0%
                  SDL P.L.C.                                                              155    1,209             0.0%
                  Senior P.L.C.                                                         9,084   25,238             0.0%
                  Severfield P.L.C.                                                     5,353    6,105             0.0%
                  Severn Trent P.L.C.                                                   1,351   40,669             0.1%
                  SIG P.L.C.                                                           12,895   20,005             0.0%
                  Sky P.L.C.                                                            2,707   34,775             0.0%
                  Soco International P.L.C.                                             5,498   10,421             0.0%
                  Spectris P.L.C.                                                       3,001  107,302             0.1%
                  Speedy Hire P.L.C.                                                   20,261   14,466             0.0%
                  Spirax-Sarco Engineering P.L.C.                                       1,231   82,878             0.1%
                  Spirent Communications P.L.C.                                         5,973    9,070             0.0%
*                 Sports Direct International P.L.C.                                    1,936    7,688             0.0%
                  SSE P.L.C.                                                            6,605  118,985             0.1%
                  SSP Group P.L.C.                                                      2,248   12,955             0.0%
                  St. Ives P.L.C.                                                         388      265             0.0%
                  St. James's Place P.L.C.                                              5,100   75,803             0.1%
                  St. Modwen Properties P.L.C.                                          7,361   34,857             0.0%
                  Stagecoach Group P.L.C.                                               7,817   20,619             0.0%
*                 Standard Chartered P.L.C.                                             8,814   82,370             0.1%
                  Standard Life P.L.C.                                                  9,745   45,867             0.1%
                  SuperGroup P.L.C.                                                       668   13,791             0.0%
                  Synthomer P.L.C.                                                      9,204   58,984             0.1%
#                 TalkTalk Telecom Group P.L.C.                                        10,144   25,376             0.0%
                  Tate & Lyle P.L.C.                                                    6,674   65,450             0.1%
                  Taylor Wimpey P.L.C.                                                 62,476  161,831             0.2%
                  Telecom Plus P.L.C.                                                     520    8,451             0.0%
*                 Tesco P.L.C.                                                         60,219  142,912             0.2%
                  Thomas Cook Group P.L.C.                                             25,906   32,116             0.0%
                  Topps Tiles P.L.C.                                                    4,341    5,832             0.0%
                  TP ICAP P.L.C.                                                        8,632   51,293             0.1%
                  Travis Perkins P.L.C.                                                 4,039   84,237             0.1%
                  Trinity Mirror P.L.C.                                                 7,656   10,890             0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------ ----------- ---------------
UNITED KINGDOM -- (Continued)
                  TT Electronics P.L.C.                                              3,593 $     9,590             0.0%
                  TUI AG(5666292)                                                    2,519      36,521             0.0%
                  TUI AG(B11LJN4)                                                    2,234      32,495             0.0%
*                 Tullow Oil P.L.C.                                                 15,776      42,799             0.1%
                  U & I Group P.L.C.                                                 7,513      18,496             0.0%
                  UBM P.L.C.                                                         7,030      64,660             0.1%
                  Ultra Electronics Holdings P.L.C.                                  1,481      40,087             0.0%
                  Unilever P.L.C. Sponsored ADR                                      4,082     209,570             0.2%
                  Unite Group P.L.C. (The)                                           4,344      36,411             0.0%
                  United Utilities Group P.L.C.                                      2,092      26,364             0.0%
                  Vedanta Resources P.L.C.                                           2,812      25,167             0.0%
                  Vesuvius P.L.C.                                                    6,354      43,685             0.1%
                  Vodafone Group P.L.C.                                             38,905     100,206             0.1%
                  Vodafone Group P.L.C. Sponsored ADR                               11,342     297,057             0.3%
                  Weir Group P.L.C. (The)                                            3,029      78,043             0.1%
                  WH Smith P.L.C.                                                    2,310      52,906             0.1%
                  Whitbread P.L.C.                                                   1,256      65,622             0.1%
                  WM Morrison Supermarkets P.L.C.                                   34,789     108,069             0.1%
                  Wolseley P.L.C.                                                    1,318      83,772             0.1%
                  Wolseley P.L.C. ADR                                                2,684      17,202             0.0%
                  WPP P.L.C. Sponsored ADR                                             717      76,791             0.1%
                  WS Atkins P.L.C.                                                   1,777      49,434             0.1%
                                                                                           ----------- ---------------
TOTAL UNITED KINGDOM                                                                        15,301,136            17.0%
                                                                                           ----------- ---------------
UNITED STATES -- (0.0%)
*                 TechnipFMC P.L.C.                                                    351      10,552             0.0%
                                                                                           ----------- ---------------
TOTAL COMMON STOCKS                                                                         88,681,582            98.8%
                                                                                           ----------- ---------------
PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
                  Bayerische Motoren Werke AG                                          207      17,023             0.0%
                  Fuchs Petrolub SE                                                    614      31,670             0.0%
                  Jungheinrich AG                                                      885      30,816             0.0%
                  Porsche Automobil Holding SE                                         606      35,466             0.1%
                  Volkswagen AG                                                      1,614     256,217             0.3%
                                                                                           ----------- ---------------
TOTAL GERMANY                                                                                  371,192             0.4%
                                                                                           ----------- ---------------
UNITED KINGDOM -- (0.0%)
                  McBride P.L.C                                                     72,296          94             0.0%
                                                                                           ----------- ---------------
TOTAL PREFERRED STOCKS                                                                         371,286             0.4%
                                                                                           ----------- ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*                 TPG Telecom, Ltd. Rights 5/12/17                                     131          --             0.0%
                                                                                           ----------- ---------------
FRANCE -- (0.0%)
*                 Maurel et prom Rights 12/31/00                                     3,472          --             0.0%
                                                                                           ----------- ---------------
UNITED KINGDOM -- (0.0%)
*                 Cobham P.L.C. Rights 5/4/17                                       11,921       8,801             0.0%
                                                                                           ----------- ---------------

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
TOTAL RIGHTS/WARRANTS                                                                             8,801             0.0%
                                                                                            ----------- ---------------
TOTAL INVESTMENT SECURITIES                                                                  89,061,669
                                                                                            -----------

                                                                                              VALUE+
                                                                                            -----------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@              DFA Short Term Investment Fund                                    573,813 $ 6,640,733             7.4%
                                                                                            ----------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $92,065,894)                                            $95,702,402           106.6%
                                                                                            =========== ===============

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  -------------------------------------------
                                                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                                                  ----------- ----------- ------- -----------
Common Stocks
   Australia                                                      $   436,400 $ 5,173,914      -- $ 5,610,314
   Austria                                                                 --     488,377      --     488,377
   Belgium                                                                 --     960,637      --     960,637
   Canada                                                           8,278,062          --      --   8,278,062
   China                                                                   --      29,635      --      29,635
   Denmark                                                                 --   1,067,734      --   1,067,734
   Finland                                                            298,110   1,418,980      --   1,717,090
   France                                                             209,807   6,814,162      --   7,023,969
   Germany                                                            301,042   5,702,456      --   6,003,498
   Hong Kong                                                               --   2,718,685      --   2,718,685
   Ireland                                                             46,962     442,690      --     489,652
   Israel                                                                  --     375,441      --     375,441
   Italy                                                              325,942   2,153,660      --   2,479,602
   Japan                                                              746,920  20,537,806      --  21,284,726
   Netherlands                                                        401,540   1,916,327      --   2,317,867
   New Zealand                                                             --     279,702      --     279,702
   Norway                                                              54,229     722,543      --     776,772
   Portugal                                                                --     318,297      --     318,297
   Singapore                                                               --     923,301      --     923,301
   Spain                                                              486,245   2,175,226      --   2,661,471
   Sweden                                                              33,755   2,711,253      --   2,745,008
   Switzerland                                                        397,170   4,422,884      --   4,820,054
   United Kingdom                                                   3,190,481  12,110,655      --  15,301,136
   United States                                                           --      10,552      --      10,552
Preferred Stocks
   Germany                                                                 --     371,192      --     371,192
   United Kingdom                                                          --          94      --          94
Rights/Warrants
   United Kingdom                                                          --       8,801      --       8,801
Securities Lending Collateral                                              --   6,640,733      --   6,640,733
                                                                  ----------- ----------- ------- -----------
TOTAL                                                             $15,206,665 $80,495,737      -- $95,702,402
                                                                  =========== =========== ======= ===========

                       VA U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
COMMON STOCKS -- (90.6%)
Consumer Discretionary -- (13.9%)
*                 1-800-Flowers.com, Inc. Class A                                   10,868 $116,831             0.0%
                  A.H. Belo Corp. Class A                                            6,766   42,288             0.0%
                  Aaron's, Inc.                                                     17,427  626,326             0.2%
#                 Abercrombie & Fitch Co. Class A                                   12,983  155,666             0.1%
                  Adient P.L.C.                                                     12,794  941,127             0.3%
                  AMC Entertainment Holdings, Inc. Class A                          12,086  366,206             0.1%
*                 America's Car-Mart, Inc.                                           3,177  118,502             0.0%
*                 American Axle & Manufacturing Holdings, Inc.                      22,321  392,626             0.1%
#                 American Eagle Outfitters, Inc.                                   25,450  358,590             0.1%
*                 American Public Education, Inc.                                    4,812  106,345             0.0%
                  Ark Restaurants Corp.                                                411   10,419             0.0%
#*                Ascena Retail Group, Inc.                                         42,777  167,258             0.1%
*                 Ascent Capital Group, Inc. Class A                                 4,127   52,867             0.0%
#*                AutoNation, Inc.                                                  20,683  868,686             0.3%
*                 AV Homes, Inc.                                                     6,986  122,604             0.0%
*                 Ballantyne Strong, Inc.                                            3,604   22,705             0.0%
*                 Barnes & Noble Education, Inc.                                    15,404  160,356             0.1%
                  Barnes & Noble, Inc.                                              10,830   92,596             0.0%
                  Bassett Furniture Industries, Inc.                                 2,400   72,120             0.0%
                  Beasley Broadcast Group, Inc. Class A                              1,850   24,328             0.0%
                  Bed Bath & Beyond, Inc.                                            6,449  249,899             0.1%
*                 Belmond, Ltd. Class A                                             22,017  273,011             0.1%
#                 Big 5 Sporting Goods Corp.                                         7,076  108,970             0.0%
*                 Biglari Holdings, Inc.                                               274  116,897             0.0%
*                 BJ's Restaurants, Inc.                                             1,749   78,880             0.0%
*                 Black Diamond, Inc.                                                2,603   13,666             0.0%
*                 Boot Barn Holdings, Inc.                                             833    8,838             0.0%
                  Bowl America, Inc. Class A                                           120    1,729             0.0%
#*                Boyd Gaming Corp.                                                  6,583  149,302             0.1%
*                 Bridgepoint Education, Inc.                                       16,133  196,823             0.1%
*                 Build-A-Bear Workshop, Inc.                                        4,970   51,688             0.0%
#                 CalAtlantic Group, Inc.                                           26,414  956,715             0.3%
                  Caleres, Inc.                                                      9,312  268,372             0.1%
                  Callaway Golf Co.                                                 20,349  241,136             0.1%
*                 Career Education Corp.                                             9,985  101,348             0.0%
                  Carriage Services, Inc.                                            4,980  136,203             0.1%
                  Cato Corp. (The) Class A                                           4,275   96,444             0.0%
*                 Cavco Industries, Inc.                                             1,874  222,537             0.1%
*                 Century Casinos, Inc.                                              2,707   22,279             0.0%
*                 Century Communities, Inc.                                          7,034  192,028             0.1%
*                 Cherokee, Inc.                                                     2,400   20,640             0.0%
                  Chico's FAS, Inc.                                                 28,332  391,548             0.1%
#                 Children's Place, Inc. (The)                                         462   53,038             0.0%
*                 Christopher & Banks Corp.                                         10,070   12,386             0.0%
                  Citi Trends, Inc.                                                  5,360  100,714             0.0%
#*                Conn's, Inc.                                                         100    1,760             0.0%
#*                Container Store Group, Inc. (The)                                  5,454   22,470             0.0%
#                 Cooper Tire & Rubber Co.                                          11,149  427,007             0.1%
*                 Cooper-Standard Holdings, Inc.                                     3,664  414,288             0.1%
                  Core-Mark Holding Co., Inc.                                        7,474  261,739             0.1%
*                 Crocs, Inc.                                                        9,757   60,786             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Consumer Discretionary -- (Continued)
#                 Crown Crafts, Inc.                                                 1,600 $ 12,480             0.0%
                  CSS Industries, Inc.                                               2,121   55,910             0.0%
                  Culp, Inc.                                                         1,573   50,493             0.0%
#*                Daily Journal Corp.                                                   52   10,869             0.0%
                  Dana, Inc.                                                        27,813  540,128             0.2%
*                 Deckers Outdoor Corp.                                              6,345  378,099             0.1%
*                 Del Frisco's Restaurant Group, Inc.                                8,976  154,387             0.1%
#*                Del Taco Restaurants, Inc.                                        13,090  172,133             0.1%
*                 Delta Apparel, Inc.                                                2,240   39,267             0.0%
#*                Destination XL Group, Inc.                                           363      926             0.0%
                  DeVry Education Group, Inc.                                       19,623  742,731             0.2%
                  Dick's Sporting Goods, Inc.                                        4,013  202,857             0.1%
#                 Dillard's, Inc. Class A                                            7,236  400,657             0.1%
*                 Dixie Group, Inc. (The)                                            3,300   12,375             0.0%
                  Dover Motorsports, Inc.                                            3,360    6,888             0.0%
                  DSW, Inc. Class A                                                 15,786  325,507             0.1%
*                 El Pollo Loco Holdings, Inc.                                       6,630   83,207             0.0%
*                 Eldorado Resorts, Inc.                                             1,650   31,556             0.0%
                  Entercom Communications Corp. Class A                             11,023  139,441             0.1%
                  Escalade, Inc.                                                       794   10,600             0.0%
#                 Ethan Allen Interiors, Inc.                                        5,435  161,963             0.1%
*                 EVINE Live, Inc.                                                   5,200    7,280             0.0%
#*                EW Scripps Co. (The) Class A                                      18,731  417,327             0.1%
*                 Express, Inc.                                                     19,298  166,542             0.1%
*                 Fiesta Restaurant Group, Inc.                                      5,726  139,428             0.1%
                  Finish Line, Inc. (The) Class A                                    8,051  127,286             0.0%
                  Flexsteel Industries, Inc.                                         1,351   71,765             0.0%
#*                Fossil Group, Inc.                                                 9,236  159,321             0.1%
#                 Fred's, Inc. Class A                                              10,482  154,295             0.1%
*                 FTD Cos., Inc.                                                     7,306  146,120             0.1%
#*                G-III Apparel Group, Ltd.                                          8,781  208,110             0.1%
#*                Gaia, Inc.                                                         1,495   16,370             0.0%
#                 GameStop Corp. Class A                                            23,664  536,936             0.2%
                  Gannett Co., Inc.                                                 22,590  188,852             0.1%
*                 Genesco, Inc.                                                      3,998  213,093             0.1%
                  Gentex Corp.                                                      17,319  357,637             0.1%
*                 Gentherm, Inc.                                                     3,962  147,188             0.1%
#*                Global Eagle Entertainment, Inc.                                   1,124    3,484             0.0%
                  Graham Holdings Co. Class B                                        1,148  690,752             0.2%
*                 Gray Television, Inc.                                             15,873  232,539             0.1%
*                 Green Brick Partners, Inc.                                         5,473   56,372             0.0%
#                 Group 1 Automotive, Inc.                                           5,157  355,575             0.1%
#                 Guess?, Inc.                                                      23,477  262,003             0.1%
*                 Harte-Hanks, Inc.                                                 10,685   14,532             0.0%
                  Haverty Furniture Cos., Inc.                                       3,937   97,047             0.0%
*                 Helen of Troy, Ltd.                                                4,296  403,824             0.1%
*                 Hibbett Sports, Inc.                                               1,927   50,102             0.0%
                  Hooker Furniture Corp.                                             2,723  118,314             0.0%
*                 Houghton Mifflin Harcourt Co.                                     19,101  219,661             0.1%
*                 Hyatt Hotels Corp. Class A                                         3,434  190,587             0.1%
#*                Iconix Brand Group, Inc.                                          18,765  131,355             0.0%
                  ILG, Inc.                                                         29,587  713,343             0.2%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#                 International Game Technology P.L.C.                               50,779 $1,127,294             0.4%
                  International Speedway Corp. Class A                                4,822    178,896             0.1%
#*                iRobot Corp.                                                          394     31,418             0.0%
*                 J Alexander's Holdings, Inc.                                        1,215     13,365             0.0%
#*                JAKKS Pacific, Inc.                                                   539      2,641             0.0%
#*                JC Penney Co., Inc.                                                54,959    295,679             0.1%
                  Johnson Outdoors, Inc. Class A                                      2,148     78,015             0.0%
*                 K12, Inc.                                                          11,866    223,674             0.1%
#                 KB Home                                                            22,037    453,962             0.2%
*                 Kirkland's, Inc.                                                    3,316     38,996             0.0%
#                 Kohl's Corp.                                                       40,712  1,588,989             0.5%
#*                Kona Grill, Inc.                                                    1,911     10,893             0.0%
*                 La Quinta Holdings, Inc.                                           22,741    320,876             0.1%
                  La-Z-Boy, Inc.                                                     10,640    296,856             0.1%
*                 Lakeland Industries, Inc.                                           2,265     24,122             0.0%
#*                LGI Homes, Inc.                                                       773     24,605             0.0%
                  Libbey, Inc.                                                        5,451     57,236             0.0%
                  Liberty Tax, Inc.                                                   1,820     25,571             0.0%
*                 Liberty TripAdvisor Holdings, Inc. Class A                         14,134    207,770             0.1%
                  Lifetime Brands, Inc.                                               3,891     74,707             0.0%
*                 Lincoln Educational Services Corp.                                  5,134     14,786             0.0%
#                 Lithia Motors, Inc. Class A                                         4,611    440,581             0.1%
*                 Luby's, Inc.                                                        7,944     23,355             0.0%
*                 M/I Homes, Inc.                                                     5,985    162,553             0.1%
*                 Madison Square Garden Co. (The) Class A                             5,253  1,059,898             0.4%
                  Marcus Corp. (The)                                                  3,591    121,376             0.0%
*                 MarineMax, Inc.                                                     5,308    108,018             0.0%
                  Marriott Vacations Worldwide Corp.                                  5,964    657,114             0.2%
*                 McClatchy Co. (The) Class A                                         1,328     14,316             0.0%
                  MDC Holdings, Inc.                                                 13,469    417,674             0.1%
(degree)          Media General, Inc.                                                11,816     22,450             0.0%
#                 Meredith Corp.                                                      7,775    455,226             0.2%
*                 Meritage Homes Corp.                                                9,811    382,138             0.1%
*                 Modine Manufacturing Co.                                           10,439    126,312             0.0%
*                 Monarch Casino & Resort, Inc.                                         777     22,898             0.0%
#                 Monro Muffler Brake, Inc.                                           1,152     59,731             0.0%
*                 Motorcar Parts of America, Inc.                                     4,953    150,175             0.1%
                  Movado Group, Inc.                                                  3,197     74,810             0.0%
*                 New Home Co., Inc. (The)                                            4,689     54,674             0.0%
                  New Media Investment Group, Inc.                                   13,573    178,621             0.1%
*                 New York & Co., Inc.                                                5,571      9,304             0.0%
                  New York Times Co. (The) Class A                                   31,945    461,605             0.2%
                  News Corp. Class A                                                 85,727  1,090,447             0.4%
                  News Corp. Class B                                                 36,347    472,511             0.2%
                  Office Depot, Inc.                                                122,111    606,892             0.2%
#*                Ollie's Bargain Outlet Holdings, Inc.                                 400     15,320             0.0%
*                 Overstock.com, Inc.                                                11,918    206,777             0.1%
                  Oxford Industries, Inc.                                             2,593    150,342             0.1%
#*                Papa Murphy's Holdings, Inc.                                        1,285      6,271             0.0%
#*                Party City Holdco, Inc.                                             7,862    125,792             0.0%
                  Penske Automotive Group, Inc.                                      16,817    802,339             0.3%
*                 Perry Ellis International, Inc.                                     3,029     62,155             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#                 Pier 1 Imports, Inc.                                               26,162 $  176,332             0.1%
*                 Potbelly Corp.                                                      5,499     76,711             0.0%
                  PulteGroup, Inc.                                                   82,860  1,878,436             0.6%
#*                Radio One, Inc. Class D                                             3,383     10,149             0.0%
                  RCI Hospitality Holdings, Inc.                                      2,700     44,928             0.0%
*                 Reading International, Inc. Class A                                 5,626     88,497             0.0%
*                 Red Lion Hotels Corp.                                               6,595     42,868             0.0%
#*                Red Robin Gourmet Burgers, Inc.                                     3,969    233,179             0.1%
*                 Regis Corp.                                                        11,475    125,192             0.0%
#                 Rent-A-Center, Inc.                                                16,304    174,290             0.1%
                  Rocky Brands, Inc.                                                  1,900     26,980             0.0%
*                 Ruby Tuesday, Inc.                                                 24,609     62,753             0.0%
                  Saga Communications, Inc. Class A                                   1,966    100,757             0.0%
                  Salem Media Group, Inc.                                             4,900     37,485             0.0%
                  Scholastic Corp.                                                    8,907    385,050             0.1%
#*                Sequential Brands Group, Inc.                                       4,756     16,028             0.0%
*                 Shiloh Industries, Inc.                                             5,891     72,459             0.0%
                  Shoe Carnival, Inc.                                                 4,498    114,114             0.0%
*                 Shutterfly, Inc.                                                      830     43,077             0.0%
#                 Signet Jewelers, Ltd.                                               1,089     71,700             0.0%
*                 Skechers U.S.A., Inc. Class A                                      10,042    253,560             0.1%
#*                Skyline Corp.                                                         791      4,873             0.0%
                  Sonic Automotive, Inc. Class A                                      5,430    106,428             0.0%
                  Spartan Motors, Inc.                                                9,015     74,374             0.0%
#                 Speedway Motorsports, Inc.                                          9,772    176,385             0.1%
#                 Stage Stores, Inc.                                                  9,977     28,734             0.0%
                  Standard Motor Products, Inc.                                       5,448    276,922             0.1%
                  Stanley Furniture Co., Inc.                                         3,305      3,768             0.0%
                  Staples, Inc.                                                     167,945  1,640,823             0.5%
#                 Stein Mart, Inc.                                                    6,500     16,055             0.0%
*                 Steven Madden, Ltd.                                                 2,415     91,891             0.0%
*                 Stoneridge, Inc.                                                    1,543     30,258             0.0%
                  Strattec Security Corp.                                               559     17,972             0.0%
                  Superior Industries International, Inc.                             4,701    102,247             0.0%
                  Superior Uniform Group, Inc.                                        3,972     72,449             0.0%
*                 Tandy Leather Factory, Inc.                                         2,694     23,573             0.0%
*                 Taylor Morrison Home Corp. Class A                                  7,153    165,234             0.1%
                  TEGNA, Inc.                                                        42,602  1,085,499             0.4%
                  Thor Industries, Inc.                                                  84      8,079             0.0%
                  Tilly's, Inc. Class A                                               3,737     35,726             0.0%
                  Time, Inc.                                                         25,775    391,780             0.1%
                  Toll Brothers, Inc.                                                43,252  1,556,639             0.5%
*                 TopBuild Corp.                                                     10,058    514,869             0.2%
                  Tower International, Inc.                                           5,476    148,400             0.1%
*                 Townsquare Media, Inc. Class A                                      1,365     16,517             0.0%
*                 Trans World Entertainment Corp.                                     8,600     16,340             0.0%
*                 TRI Pointe Group, Inc.                                             48,892    608,705             0.2%
                  Tribune Media Co. Class A                                           7,059    258,077             0.1%
#*                Tuesday Morning Corp.                                              11,651     37,866             0.0%
*                 UCP, Inc. Class A                                                   2,130     24,389             0.0%
*                 Unifi, Inc.                                                         5,360    150,455             0.1%
                  Universal Technical Institute, Inc.                                 1,400      5,068             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
Consumer Discretionary -- (Continued)
#*                Urban Outfitters, Inc.                                             7,135 $   163,249             0.1%
#*                Vera Bradley, Inc.                                                 6,501      59,484             0.0%
#*                Vince Holding Corp.                                                7,108       7,108             0.0%
*                 Vista Outdoor, Inc.                                                6,825     133,497             0.1%
#*                Vitamin Shoppe, Inc.                                               4,324      83,453             0.0%
*                 VOXX International Corp.                                           7,853      51,045             0.0%
                  Wendy's Co. (The)                                                 17,717     261,149             0.1%
*                 West Marine, Inc.                                                  7,465      81,816             0.0%
                  Weyco Group, Inc.                                                    493      13,784             0.0%
#*                William Lyon Homes Class A                                         9,419     207,218             0.1%
                  Winnebago Industries, Inc.                                         7,482     214,733             0.1%
                  Wolverine World Wide, Inc.                                        20,611     496,931             0.2%
*                 ZAGG, Inc.                                                         8,207      58,270             0.0%
#*                Zoe's Kitchen, Inc.                                                1,796      32,418             0.0%
#*                Zumiez, Inc.                                                       7,322     131,430             0.0%
                                                                                           ----------- ---------------
Total Consumer Discretionary                                                                47,553,652            15.4%
                                                                                           ----------- ---------------
Consumer Staples -- (2.5%)
#                 Alico, Inc.                                                        1,067      31,957             0.0%
*                 Alliance One International, Inc.                                   3,022      41,553             0.0%
                  Andersons, Inc. (The)                                              7,081     264,475             0.1%
#                 Cal-Maine Foods, Inc.                                              6,389     241,185             0.1%
*                 Central Garden & Pet Co.                                           2,954     111,661             0.1%
*                 Central Garden & Pet Co. Class A                                   8,305     292,585             0.1%
#*                Chefs' Warehouse, Inc. (The)                                       5,878      80,235             0.0%
#*                Craft Brew Alliance, Inc.                                          6,674      90,766             0.0%
*                 Darling Ingredients, Inc.                                         37,960     574,335             0.2%
                  Dean Foods Co.                                                    19,568     386,272             0.1%
*                 Farmer Brothers Co.                                                1,570      55,735             0.0%
                  Fresh Del Monte Produce, Inc.                                     10,493     643,221             0.2%
*                 Hostess Brands, Inc.                                               5,822      99,789             0.0%
                  Ingles Markets, Inc. Class A                                       3,020     141,034             0.1%
                  Inter Parfums, Inc.                                                5,983     227,055             0.1%
#*                Inventure Foods, Inc.                                              3,400      12,580             0.0%
#                 John B. Sanfilippo & Son, Inc.                                     1,551     113,998             0.1%
*                 Landec Corp.                                                       3,168      43,560             0.0%
                  Limoneira Co.                                                      2,225      46,013             0.0%
                  Mannatech, Inc.                                                      682      10,673             0.0%
#                 MGP Ingredients, Inc.                                              1,467      76,812             0.0%
*                 Natural Alternatives International, Inc.                           1,808      17,628             0.0%
#*                Natural Grocers by Vitamin Cottage, Inc.                           1,854      20,283             0.0%
                  Nature's Sunshine Products, Inc.                                   2,068      20,887             0.0%
                  Nutraceutical International Corp.                                  2,600      82,420             0.0%
                  Ocean Bio-Chem, Inc.                                               2,771      14,104             0.0%
                  Oil-Dri Corp. of America                                             882      35,889             0.0%
                  Omega Protein Corp.                                                5,772     116,306             0.1%
#                 Orchids Paper Products Co.                                         2,127      51,792             0.0%
*                 Performance Food Group Co.                                         6,119     152,363             0.1%
#*                Post Holdings, Inc.                                               11,644     980,308             0.3%
#                 Sanderson Farms, Inc.                                              7,420     859,088             0.3%
                  Seaboard Corp.                                                       152     643,570             0.2%
*                 Seneca Foods Corp. Class A                                         2,614      97,241             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Consumer Staples -- (Continued)
#*                Smart & Final Stores, Inc.                                         1,562 $   18,432             0.0%
#                 Snyder's-Lance, Inc.                                               1,666     58,743             0.0%
                  SpartanNash Co.                                                    7,655    281,704             0.1%
*                 United Natural Foods, Inc.                                        14,367    596,662             0.2%
                  Universal Corp.                                                    6,470    475,221             0.2%
                  Village Super Market, Inc. Class A                                 3,265     86,163             0.0%
                  Weis Markets, Inc.                                                 5,710    330,095             0.1%
                                                                                           ---------- ---------------
Total Consumer Staples                                                                      8,524,393             2.8%
                                                                                           ---------- ---------------
Energy -- (8.3%)
                  Adams Resources & Energy, Inc.                                       489     19,863             0.0%
                  Alon USA Energy, Inc.                                             21,368    258,339             0.1%
#*                Antero Resources Corp.                                            18,838    399,177             0.1%
#*                Approach Resources, Inc.                                           6,068     12,561             0.0%
                  Archrock, Inc.                                                    13,497    159,265             0.1%
#*                Atwood Oceanics, Inc.                                             17,106    133,940             0.0%
*                 Barnwell Industries, Inc.                                            480        917             0.0%
*                 Bill Barrett Corp.                                                24,395     93,677             0.0%
#                 Bristow Group, Inc.                                               13,259    177,273             0.1%
#*                Callon Petroleum Co.                                              35,122    415,844             0.1%
#*                CARBO Ceramics, Inc.                                                 827      5,681             0.0%
#*                Clayton Williams Energy, Inc.                                      1,771    221,139             0.1%
*                 Clean Energy Fuels Corp.                                          13,770     33,599             0.0%
*                 Cloud Peak Energy, Inc.                                           13,249     44,649             0.0%
#*                CONSOL Energy, Inc.                                               61,383    931,794             0.3%
*                 Contango Oil & Gas Co.                                            10,315     73,855             0.0%
#                 CVR Energy, Inc.                                                   6,958    152,311             0.1%
*                 Dawson Geophysical Co.                                             8,333     41,915             0.0%
                  Delek US Holdings, Inc.                                           16,173    389,284             0.1%
#*                Denbury Resources, Inc.                                           37,710     83,716             0.0%
#                 DHT Holdings, Inc.                                                28,044    134,331             0.0%
*                 Diamond Offshore Drilling, Inc.                                   27,754    400,213             0.1%
#*                Dorian LPG, Ltd.                                                  13,227    120,233             0.0%
#*                Dril-Quip, Inc.                                                   10,838    558,699             0.2%
*                 Eclipse Resources Corp.                                           20,133     40,467             0.0%
*                 ENGlobal Corp.                                                     2,200      3,542             0.0%
                  Ensco P.L.C. Class A                                              62,013    489,283             0.2%
#*                EP Energy Corp. Class A                                           13,063     59,045             0.0%
*                 Era Group, Inc.                                                    6,933     88,118             0.0%
*                 Exterran Corp.                                                    10,215    279,585             0.1%
#*                Forum Energy Technologies, Inc.                                   16,734    282,805             0.1%
                  Frank's International NV                                           9,680     88,088             0.0%
#                 GasLog, Ltd.                                                       8,799    123,186             0.0%
#*                Geospace Technologies Corp.                                        1,763     29,160             0.0%
                  Green Plains, Inc.                                                10,559    242,857             0.1%
                  Gulf Island Fabrication, Inc.                                      4,850     48,257             0.0%
*                 Gulfport Energy Corp.                                             21,872    347,327             0.1%
                  Hallador Energy Co.                                                9,690     64,826             0.0%
*                 Helix Energy Solutions Group, Inc.                                54,731    334,954             0.1%
#                 Helmerich & Payne, Inc.                                           22,572  1,368,766             0.4%
                  HollyFrontier Corp.                                               49,208  1,384,713             0.5%
#*                Hornbeck Offshore Services, Inc.                                   5,318     18,134             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Energy -- (Continued)
*                 International Seaways, Inc.                                         4,274 $   82,616             0.0%
#*                Jones Energy, Inc. Class A                                          2,913      5,826             0.0%
#*                Kosmos Energy, Ltd.                                                 5,284     31,757             0.0%
*                 Matrix Service Co.                                                  7,938     93,271             0.0%
*                 McDermott International, Inc.                                      64,706    423,177             0.1%
*                 Mitcham Industries, Inc.                                            3,927     18,653             0.0%
#                 Murphy Oil Corp.                                                   44,623  1,168,230             0.4%
                  Nabors Industries, Ltd.                                            79,009    816,953             0.3%
*                 Natural Gas Services Group, Inc.                                    4,280    117,272             0.0%
*                 Newpark Resources, Inc.                                            32,430    248,089             0.1%
#                 Noble Corp. P.L.C.                                                 57,709    277,003             0.1%
#                 Nordic American Tankers, Ltd.                                         841      6,980             0.0%
#*                Northern Oil and Gas, Inc.                                          1,157      2,603             0.0%
*                 Oasis Petroleum, Inc.                                              62,908    751,122             0.2%
                  Oceaneering International, Inc.                                    21,351    563,453             0.2%
*                 Oil States International, Inc.                                     16,831    500,722             0.2%
                  Overseas Shipholding Group, Inc. Class A                           12,824     46,679             0.0%
#*                Pacific Drilling SA                                                 1,134      1,928             0.0%
*                 Pacific Ethanol, Inc.                                              12,708     86,414             0.0%
                  Panhandle Oil and Gas, Inc. Class A                                 2,090     39,606             0.0%
*                 Par Pacific Holdings, Inc.                                          1,450     23,737             0.0%
*                 Parker Drilling Co.                                                40,173     66,285             0.0%
                  Patterson-UTI Energy, Inc.                                         35,568    769,869             0.3%
                  PBF Energy, Inc. Class A                                           30,503    680,827             0.2%
*                 PDC Energy, Inc.                                                   15,112    834,636             0.3%
*                 PHI, Inc. Non-Voting                                                3,824     44,856             0.0%
*                 Pioneer Energy Services Corp.                                      23,135     70,562             0.0%
*                 QEP Resources, Inc.                                                11,967    141,330             0.1%
                  Range Resources Corp.                                              30,971    820,422             0.3%
#*                Renewable Energy Group, Inc.                                       15,040    157,168             0.1%
*                 REX American Resources Corp.                                        1,614    152,814             0.1%
*                 Rice Energy, Inc.                                                  65,259  1,389,364             0.5%
*                 RigNet, Inc.                                                        1,928     37,789             0.0%
#*                Ring Energy, Inc.                                                     640      7,680             0.0%
#*                Rowan Cos. P.L.C. Class A                                          39,182    551,291             0.2%
*                 RSP Permian, Inc.                                                  38,674  1,471,546             0.5%
*                 SandRidge Energy, Inc.                                              1,734     31,940             0.0%
                  Scorpio Tankers, Inc.                                              51,438    226,327             0.1%
*                 SEACOR Holdings, Inc.                                               4,242    278,530             0.1%
                  SemGroup Corp. Class A                                             13,326    443,756             0.2%
#                 Ship Finance International, Ltd.                                    9,581    134,613             0.1%
                  SM Energy Co.                                                      15,928    359,814             0.1%
*                 Southwestern Energy Co.                                            17,196    129,142             0.0%
#*                SRC Energy, Inc.                                                      752      5,670             0.0%
*                 Superior Energy Services, Inc.                                     42,805    517,084             0.2%
#                 Teekay Corp.                                                          400      3,472             0.0%
                  Teekay Tankers, Ltd. Class A                                       49,709    101,903             0.0%
#*                Tesco Corp.                                                        20,681    135,461             0.1%
*                 TETRA Technologies, Inc.                                           31,441    104,699             0.0%
#*                Transocean, Ltd.                                                  108,528  1,197,064             0.4%
#*                Unit Corp.                                                         16,577    356,240             0.1%
                  Western Refining, Inc.                                             16,805    579,604             0.2%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
Energy -- (Continued)
*                 Whiting Petroleum Corp.                                           74,233 $   616,134             0.2%
*                 Willbros Group, Inc.                                               7,500      20,625             0.0%
                  World Fuel Services Corp.                                          6,755     248,787             0.1%
*                 WPX Energy, Inc.                                                  40,145     478,930             0.2%
                                                                                           ----------- ---------------
Total Energy                                                                                28,627,713             9.3%
                                                                                           ----------- ---------------
Financials -- (23.7%)
                  1st Constitution Bancorp                                             713      12,763             0.0%
                  1st Source Corp.                                                   6,479     313,000             0.1%
                  ACNB Corp.                                                           539      16,682             0.0%
*                 Allegiance Bancshares, Inc.                                          549      21,438             0.0%
                  Allied World Assurance Co. Holdings AG                            18,903   1,003,560             0.3%
*                 Ambac Financial Group, Inc.                                       11,804     229,352             0.1%
                  American Equity Investment Life Holding Co.                       21,223     503,410             0.2%
                  American Financial Group, Inc.                                     1,547     150,539             0.1%
                  American National Bankshares, Inc.                                 1,394      53,530             0.0%
                  American National Insurance Co.                                    4,189     489,778             0.2%
                  American River Bankshares                                            776      11,485             0.0%
                  AmeriServ Financial, Inc.                                          6,300      25,515             0.0%
#                 AmTrust Financial Services, Inc.                                  12,401     199,036             0.1%
*                 Anchor Bancorp, Inc.                                                 399      10,015             0.0%
                  Argo Group International Holdings, Ltd.                            5,799     382,444             0.1%
                  Arrow Financial Corp.                                              1,164      39,867             0.0%
                  Aspen Insurance Holdings, Ltd.                                    13,029     682,068             0.2%
                  Associated Banc-Corp                                              39,324     979,168             0.3%
                  Assurant, Inc.                                                    13,574   1,306,362             0.4%
                  Assured Guaranty, Ltd.                                            30,658   1,168,990             0.4%
*                 Asta Funding, Inc.                                                   202       1,697             0.0%
                  Astoria Financial Corp.                                           18,463     376,461             0.1%
*                 Atlas Financial Holdings, Inc.                                     4,391      56,863             0.0%
                  Auburn National Bancorporation, Inc.                                  44       1,482             0.0%
                  Axis Capital Holdings, Ltd.                                       20,422   1,345,810             0.4%
                  Baldwin & Lyons, Inc. Class B                                      3,484      85,358             0.0%
#                 Banc of California, Inc.                                           8,961     194,454             0.1%
                  BancFirst Corp.                                                    2,162     207,660             0.1%
*                 Bancorp, Inc. (The)                                               20,411     131,651             0.0%
                  BancorpSouth, Inc.                                                16,088     489,880             0.2%
                  Bank Mutual Corp.                                                 10,610      97,612             0.0%
                  Bank of Commerce Holdings                                          2,233      25,121             0.0%
                  Bank of Marin Bancorp                                                784      49,510             0.0%
                  BankFinancial Corp.                                                4,311      63,717             0.0%
                  Banner Corp.                                                       8,924     492,605             0.2%
                  BCB Bancorp, Inc.                                                    994      15,705             0.0%
                  Bear State Financial, Inc.                                           622       5,834             0.0%
                  Beneficial Bancorp, Inc.                                          18,928     302,848             0.1%
                  Berkshire Hills Bancorp, Inc.                                      8,850     331,875             0.1%
                  Blue Hills Bancorp, Inc.                                           8,146     147,443             0.1%
                  BNC Bancorp                                                        2,545      85,130             0.0%
                  BOK Financial Corp.                                                6,255     527,234             0.2%
                  Boston Private Financial Holdings, Inc.                           17,233     268,835             0.1%
                  Bridge Bancorp, Inc.                                               2,576      93,380             0.0%
                  Brookline Bancorp, Inc.                                           16,614     241,734             0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Financials -- (Continued)
                  Bryn Mawr Bank Corp.                                               4,302 $184,556             0.1%
*                 BSB Bancorp, Inc.                                                    388   11,310             0.0%
                  C&F Financial Corp.                                                  179    8,950             0.0%
                  California First National Bancorp                                  1,000   16,500             0.0%
                  Camden National Corp.                                              3,760  160,740             0.1%
                  Capital Bank Financial Corp. Class A                               5,511  228,706             0.1%
                  Capital City Bank Group, Inc.                                      4,260   87,799             0.0%
                  Capitol Federal Financial, Inc.                                   29,722  434,833             0.1%
*                 Cascade Bancorp                                                   15,716  117,556             0.0%
                  CenterState Banks, Inc.                                            8,972  226,364             0.1%
                  Central Pacific Financial Corp.                                    6,301  197,095             0.1%
                  Central Valley Community Bancorp                                   1,886   42,831             0.0%
                  Century Bancorp, Inc. Class A                                        368   23,202             0.0%
                  Charter Financial Corp.                                            1,777   32,608             0.0%
                  Chemical Financial Corp.                                          13,733  651,631             0.2%
                  Chemung Financial Corp.                                              665   25,263             0.0%
                  Citizens & Northern Corp.                                          1,038   24,134             0.0%
                  Citizens Community Bancorp, Inc.                                   2,054   29,454             0.0%
                  Citizens Holding Co.                                                 171    4,078             0.0%
                  City Holding Co.                                                   2,188  155,545             0.1%
                  Civista Bancshares, Inc.                                           1,249   27,141             0.0%
                  Clifton Bancorp, Inc.                                              6,789  113,376             0.0%
                  CNB Financial Corp.                                                1,934   46,203             0.0%
                  CNO Financial Group, Inc.                                         28,026  590,508             0.2%
                  Codorus Valley Bancorp, Inc.                                         933   27,048             0.0%
                  Columbia Banking System, Inc.                                     11,315  447,056             0.1%
#                 Community Bank System, Inc.                                        8,429  471,603             0.2%
#*                Community Bankers Trust Corp.                                      2,739   21,775             0.0%
                  Community Trust Bancorp, Inc.                                      3,209  144,245             0.1%
                  ConnectOne Bancorp, Inc.                                           8,859  196,670             0.1%
*                 Consumer Portfolio Services, Inc.                                  5,621   27,374             0.0%
#*                Cowen Group, Inc. Class A                                          4,311   68,545             0.0%
*                 CU Bancorp                                                         1,456   54,272             0.0%
                  Cullen/Frost Bankers, Inc.                                           288   27,184             0.0%
*                 Customers Bancorp, Inc.                                            5,217  161,362             0.1%
                  CVB Financial Corp.                                                1,073   23,112             0.0%
                  Dime Community Bancshares, Inc.                                   10,533  204,867             0.1%
                  DNB Financial Corp.                                                  372   12,815             0.0%
                  Donegal Group, Inc. Class A                                        7,034  117,186             0.0%
                  Donegal Group, Inc. Class B                                          592    9,990             0.0%
                  EMC Insurance Group, Inc.                                          5,269  151,115             0.1%
                  Employers Holdings, Inc.                                           9,698  387,920             0.1%
#*                Encore Capital Group, Inc.                                         3,776  125,930             0.0%
*                 Enova International, Inc.                                          6,351   90,184             0.0%
*                 Enstar Group, Ltd.                                                 2,646  515,441             0.2%
*                 Entegra Financial Corp.                                              866   20,481             0.0%
                  Enterprise Bancorp, Inc.                                             353   12,359             0.0%
                  Enterprise Financial Services Corp.                                3,802  160,634             0.1%
                  ESSA Bancorp, Inc.                                                 1,308   19,790             0.0%
                  EverBank Financial Corp.                                          10,492  204,594             0.1%
*                 Ezcorp, Inc. Class A                                              18,858  170,665             0.1%
                  Farmers Capital Bank Corp.                                         1,442   59,843             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Financials -- (Continued)
                  Farmers National Banc Corp.                                        5,114 $   73,130             0.0%
                  FBL Financial Group, Inc. Class A                                  4,662    310,023             0.1%
*                 FCB Financial Holdings, Inc. Class A                               5,758    272,065             0.1%
                  Federal Agricultural Mortgage Corp. Class C                        1,100     62,755             0.0%
                  Federated National Holding Co.                                     5,094     81,912             0.0%
#                 Fidelity & Guaranty Life                                           3,407     96,929             0.0%
                  Fidelity Southern Corp.                                            6,539    147,258             0.1%
                  Financial Institutions, Inc.                                       3,518    117,853             0.0%
*                 First Acceptance Corp.                                             5,500      6,380             0.0%
                  First American Financial Corp.                                    24,860  1,079,173             0.4%
*                 First BanCorp(318672706)                                          54,205    318,725             0.1%
                  First Bancorp(318910106)                                           5,011    150,530             0.1%
                  First Bancorp, Inc.                                                1,809     48,789             0.0%
                  First Bank                                                         1,860     24,180             0.0%
                  First Busey Corp.                                                  3,079     92,216             0.0%
                  First Business Financial Services, Inc.                              600     15,942             0.0%
                  First Citizens BancShares, Inc. Class A                            2,236    778,262             0.3%
                  First Commonwealth Financial Corp.                                23,663    305,489             0.1%
                  First Community Bancshares, Inc.                                   5,263    139,259             0.1%
                  First Connecticut Bancorp, Inc.                                    2,886     77,056             0.0%
                  First Defiance Financial Corp.                                     2,005    107,548             0.0%
                  First Financial Bancorp                                           12,228    338,104             0.1%
                  First Financial Corp.                                              1,400     68,320             0.0%
                  First Financial Northwest, Inc.                                    2,949     46,240             0.0%
*                 First Foundation, Inc.                                             3,016     47,351             0.0%
                  First Interstate BancSystem, Inc. Class A                          3,750    141,562             0.1%
                  First Merchants Corp.                                              9,652    399,400             0.1%
                  First Mid-Illinois Bancshares, Inc.                                  395     12,881             0.0%
                  First Midwest Bancorp, Inc.                                       18,668    423,950             0.1%
#*                First NBC Bank Holding Co.                                         5,131     13,597             0.0%
*                 First Northwest Bancorp                                            1,905     31,356             0.0%
                  First of Long Island Corp. (The)                                   1,596     43,411             0.0%
                  First South Bancorp, Inc.                                            720      9,346             0.0%
                  FirstCash, Inc.                                                    3,202    166,344             0.1%
*                 Flagstar Bancorp, Inc.                                            14,114    412,693             0.1%
                  Flushing Financial Corp.                                           6,308    185,960             0.1%
                  FNB Corp.                                                         50,451    718,422             0.2%
*                 FNFV Group                                                        16,608    227,530             0.1%
*                 Franklin Financial Network, Inc.                                     564     22,870             0.0%
                  FS Bancorp, Inc.                                                     299     13,117             0.0%
                  Fulton Financial Corp.                                            40,641    749,826             0.2%
                  Gain Capital Holdings, Inc.                                       17,960    127,336             0.0%
*                 Genworth Financial, Inc. Class A                                  77,912    314,764             0.1%
#                 German American Bancorp, Inc.                                      1,082     35,560             0.0%
*                 Global Indemnity, Ltd.                                             2,511    101,821             0.0%
                  Great Southern Bancorp, Inc.                                       3,414    171,212             0.1%
                  Great Western Bancorp, Inc.                                       12,578    518,214             0.2%
*                 Green Bancorp, Inc.                                                6,150    110,700             0.0%
*                 Green Dot Corp. Class A                                            9,828    337,002             0.1%
*                 Greenlight Capital Re, Ltd. Class A                                9,416    202,915             0.1%
                  Guaranty Bancorp                                                   3,101     77,990             0.0%
                  Guaranty Federal Bancshares, Inc.                                    100      2,037             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Financials -- (Continued)
*                 Hallmark Financial Services, Inc.                                  5,065 $   53,233             0.0%
                  Hancock Holding Co.                                               20,809    971,780             0.3%
                  Hanmi Financial Corp.                                              6,076    176,508             0.1%
                  Hanover Insurance Group, Inc. (The)                               10,453    922,686             0.3%
                  HCI Group, Inc.                                                    3,566    170,063             0.1%
                  Heartland Financial USA, Inc.                                      4,608    221,184             0.1%
                  Heritage Commerce Corp.                                            7,312    104,415             0.0%
                  Heritage Financial Corp.                                           8,641    228,122             0.1%
#                 Heritage Insurance Holdings, Inc.                                  8,054     97,453             0.0%
                  Hilltop Holdings, Inc.                                            21,057    585,595             0.2%
*                 HMN Financial, Inc.                                                  750     13,050             0.0%
                  Home Bancorp, Inc.                                                   724     26,889             0.0%
*                 HomeStreet, Inc.                                                   6,669    173,394             0.1%
*                 HomeTrust Bancshares, Inc.                                         4,946    123,650             0.0%
                  Hope Bancorp, Inc.                                                36,109    661,156             0.2%
                  HopFed Bancorp, Inc.                                                 683     10,074             0.0%
                  Horace Mann Educators Corp.                                        5,699    220,266             0.1%
                  Horizon Bancorp                                                    5,596    151,036             0.1%
*                 Howard Bancorp, Inc.                                                 700     13,125             0.0%
                  Iberiabank Corp.                                                  10,447    828,969             0.3%
                  Independence Holding Co.                                           4,791     90,789             0.0%
                  Independent Bank Corp.(453836108)                                  4,115    260,479             0.1%
                  Independent Bank Corp.(453838609)                                  3,881     86,546             0.0%
                  Independent Bank Group, Inc.                                       2,270    136,540             0.0%
                  Infinity Property & Casualty Corp.                                 2,098    208,226             0.1%
                  International Bancshares Corp.                                    19,438    726,981             0.2%
*                 INTL. FCStone, Inc.                                                3,067    114,552             0.0%
                  Investment Technology Group, Inc.                                  7,016    139,689             0.1%
#                 Investors Bancorp, Inc.                                           75,714  1,048,639             0.3%
                  Investors Title Co.                                                  125     22,278             0.0%
                  James River Group Holdings, Ltd.                                   4,243    184,825             0.1%
                  Janus Capital Group, Inc.                                          7,701    105,196             0.0%
*                 KCG Holdings, Inc. Class A                                        21,482    427,492             0.1%
                  Kearny Financial Corp.                                            22,071    322,237             0.1%
                  Kemper Corp.                                                      13,671    537,954             0.2%
                  Kentucky First Federal Bancorp                                       120      1,164             0.0%
                  Kingstone Cos., Inc.                                                 314      4,694             0.0%
*                 Ladenburg Thalmann Financial Services, Inc.                        1,072      2,980             0.0%
                  Lakeland Bancorp, Inc.                                             8,519    165,695             0.1%
                  Landmark Bancorp, Inc.                                               196      6,047             0.0%
                  LCNB Corp.                                                           950     21,043             0.0%
                  LegacyTexas Financial Group, Inc.                                  9,427    356,435             0.1%
#                 Legg Mason, Inc.                                                  22,003    822,472             0.3%
                  Macatawa Bank Corp.                                                6,205     59,382             0.0%
                  Mackinac Financial Corp.                                           1,448     21,575             0.0%
                  Maiden Holdings, Ltd.                                             25,102    310,010             0.1%
                  MainSource Financial Group, Inc.                                   5,846    199,933             0.1%
*                 Malvern Bancorp, Inc.                                                496     10,838             0.0%
                  Marlin Business Services Corp.                                     3,590     91,365             0.0%
                  MB Financial, Inc.                                                19,445    826,607             0.3%
*                 MBIA, Inc.                                                        33,114    278,158             0.1%
                  MBT Financial Corp.                                                6,681     74,827             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Financials -- (Continued)
                  Mercantile Bank Corp.                                              3,478 $  116,965             0.0%
                  Merchants Bancshares, Inc.                                           899     44,770             0.0%
                  Meridian Bancorp, Inc.                                            11,551    202,720             0.1%
                  Meta Financial Group, Inc.                                         2,013    170,904             0.1%
*                 MGIC Investment Corp.                                              1,576     16,611             0.0%
                  MidSouth Bancorp, Inc.                                             2,318     35,350             0.0%
                  MidWestOne Financial Group, Inc.                                   1,369     47,504             0.0%
                  MutualFirst Financial, Inc.                                          414     13,641             0.0%
                  National Bank Holdings Corp. Class A                               7,014    221,432             0.1%
*                 National Commerce Corp.                                              465     17,996             0.0%
                  National General Holdings Corp.                                   13,543    307,968             0.1%
                  National Western Life Group, Inc. Class A                            759    232,436             0.1%
#*                Nationstar Mortgage Holdings, Inc.                                20,495    330,174             0.1%
                  Navient Corp.                                                     71,362  1,084,702             0.4%
                  Navigators Group, Inc. (The)                                       6,932    374,675             0.1%
                  NBT Bancorp, Inc.                                                  8,450    322,621             0.1%
                  Nelnet, Inc. Class A                                               8,117    365,346             0.1%
                  New York Community Bancorp, Inc.                                  24,875    330,589             0.1%
                  NewStar Financial, Inc.                                           12,126    130,233             0.0%
*                 Nicholas Financial, Inc.                                           1,554     15,509             0.0%
*                 NMI Holdings, Inc. Class A                                        21,820    253,112             0.1%
                  Northeast Bancorp                                                  1,166     19,531             0.0%
                  Northfield Bancorp, Inc.                                          11,826    217,362             0.1%
                  Northrim BanCorp, Inc.                                             1,773     56,736             0.0%
                  Northwest Bancshares, Inc.                                        30,453    491,511             0.2%
                  Norwood Financial Corp.                                               44      1,636             0.0%
                  OceanFirst Financial Corp.                                         3,249     89,835             0.0%
#*                Ocwen Financial Corp.                                             15,331     35,108             0.0%
                  OFG Bancorp                                                       15,064    176,249             0.1%
                  Ohio Valley Banc Corp.                                               197      5,713             0.0%
                  Old Line Bancshares, Inc.                                          1,600     44,416             0.0%
                  Old National Bancorp.                                             39,933    670,874             0.2%
                  Old Republic International Corp.                                  57,000  1,178,760             0.4%
                  Old Second Bancorp, Inc.                                           1,922     23,064             0.0%
                  OneBeacon Insurance Group, Ltd. Class A                            5,874     93,690             0.0%
#*                OneMain Holdings, Inc.                                             1,342     31,295             0.0%
                  Oppenheimer Holdings, Inc. Class A                                 4,895     84,683             0.0%
                  Opus Bank                                                          6,415    144,658             0.1%
                  Oritani Financial Corp.                                           11,869    201,180             0.1%
                  Orrstown Financial Services, Inc.                                    570     12,227             0.0%
                  Pacific Continental Corp.                                          7,079    176,975             0.1%
*                 Pacific Mercantile Bancorp                                         3,764     29,171             0.0%
*                 Pacific Premier Bancorp, Inc.                                        846     30,921             0.0%
                  PacWest Bancorp                                                   26,839  1,325,578             0.4%
                  Park Sterling Corp.                                               13,511    166,185             0.1%
                  Parke Bancorp, Inc.                                                  582     13,852             0.0%
*                 Patriot National Bancorp, Inc.                                        60        938             0.0%
                  Peapack Gladstone Financial Corp.                                  2,414     77,393             0.0%
                  Penns Woods Bancorp, Inc.                                            225      9,383             0.0%
#                 People's United Financial, Inc.                                   81,193  1,418,442             0.5%
                  People's Utah Bancorp                                              1,308     34,531             0.0%
                  Peoples Bancorp, Inc.                                              6,526    218,490             0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Financials -- (Continued)
*                 PHH Corp.                                                         19,603 $  252,879             0.1%
*                 PICO Holdings, Inc.                                                8,513    137,059             0.0%
                  Piper Jaffray Cos.                                                 1,891    118,377             0.0%
                  Popular, Inc.                                                     24,047  1,007,810             0.3%
#*                PRA Group, Inc.                                                    6,056    195,003             0.1%
                  Preferred Bank                                                     2,512    133,111             0.0%
                  Premier Financial Bancorp, Inc.                                    1,481     31,738             0.0%
                  ProAssurance Corp.                                                10,316    638,560             0.2%
                  Prosperity Bancshares, Inc.                                       15,628  1,050,202             0.3%
                  Provident Financial Holdings, Inc.                                 3,183     61,209             0.0%
                  Provident Financial Services, Inc.                                15,607    400,944             0.1%
                  Prudential Bancorp, Inc.                                           1,535     27,507             0.0%
                  QCR Holdings, Inc.                                                 1,363     62,153             0.0%
                  Radian Group, Inc.                                                39,764    671,216             0.2%
*                 Regional Management Corp.                                          2,461     48,802             0.0%
                  Reinsurance Group of America, Inc.                                 7,812    976,812             0.3%
                  RenaissanceRe Holdings, Ltd.                                       9,693  1,378,054             0.5%
                  Renasant Corp.                                                    11,105    470,852             0.2%
                  Republic Bancorp, Inc. Class A                                     2,681     96,462             0.0%
#*                Republic First Bancorp, Inc.                                         425      3,655             0.0%
                  Riverview Bancorp, Inc.                                            6,235     45,266             0.0%
*                 Royal Bancshares of Pennsylvania, Inc. Class A                     2,555     10,935             0.0%
                  S&T Bancorp, Inc.                                                  8,236    296,167             0.1%
*                 Safeguard Scientifics, Inc.                                        3,614     45,898             0.0%
                  Safety Insurance Group, Inc.                                       3,256    235,734             0.1%
                  Sandy Spring Bancorp, Inc.                                         5,167    223,473             0.1%
*                 Santander Consumer USA Holdings, Inc.                             62,361    794,479             0.3%
*                 Seacoast Banking Corp. of Florida                                  7,866    190,357             0.1%
#                 Selective Insurance Group, Inc.                                   10,000    528,000             0.2%
                  Shore Bancshares, Inc.                                             3,076     51,031             0.0%
                  SI Financial Group, Inc.                                           2,784     41,621             0.0%
                  Sierra Bancorp                                                     3,011     75,486             0.0%
                  Simmons First National Corp. Class A                               6,001    327,955             0.1%
*                 SLM Corp.                                                          6,929     86,890             0.0%
*                 SmartFinancial, Inc.                                                 598     13,234             0.0%
                  South State Corp.                                                  4,319    380,720             0.1%
*                 Southern First Bancshares, Inc.                                      266      8,964             0.0%
                  Southern Missouri Bancorp, Inc.                                      320     10,656             0.0%
                  Southern National Bancorp of Virginia, Inc.                          653     11,891             0.0%
                  Southside Bancshares, Inc.                                         3,327    115,513             0.0%
                  Southwest Bancorp, Inc.                                            4,639    120,382             0.0%
                  Southwest Georgia Financial Corp.                                     98      1,884             0.0%
                  State Auto Financial Corp.                                        10,309    277,003             0.1%
                  State Bank Financial Corp.                                         6,607    177,464             0.1%
                  State National Cos., Inc.                                          9,186    134,759             0.0%
                  Sterling Bancorp                                                  12,352    287,184             0.1%
                  Stewart Information Services Corp.                                 4,841    229,657             0.1%
*                 Stifel Financial Corp.                                            11,602    566,990             0.2%
                  Stonegate Bank                                                     3,621    166,204             0.1%
                  Sun Bancorp, Inc.                                                  2,758     68,812             0.0%
                  TCF Financial Corp.                                               33,961    560,696             0.2%
                  Territorial Bancorp, Inc.                                          2,366     73,228             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
Financials -- (Continued)
*                 Texas Capital Bancshares, Inc.                                     7,047 $   536,277             0.2%
*                 Third Point Reinsurance, Ltd.                                     22,738     275,130             0.1%
                  Timberland Bancorp, Inc.                                             400       8,868             0.0%
                  Tiptree, Inc.                                                      7,900      55,695             0.0%
                  Towne Bank                                                        10,053     326,220             0.1%
                  Trico Bancshares                                                   4,901     173,789             0.1%
*                 TriState Capital Holdings, Inc.                                    3,690      91,881             0.0%
*                 Triumph Bancorp, Inc.                                                769      17,226             0.0%
                  TrustCo Bank Corp. NY                                             18,233     144,952             0.1%
                  Trustmark Corp.                                                   19,644     652,574             0.2%
                  UMB Financial Corp.                                                2,227     161,435             0.1%
                  Umpqua Holdings Corp.                                             54,549     963,881             0.3%
*                 Unico American Corp.                                               1,400      14,350             0.0%
                  Union Bankshares Corp.                                            11,389     389,959             0.1%
                  United Bankshares, Inc.                                            4,550     181,532             0.1%
                  United Community Banks, Inc.                                      14,166     387,440             0.1%
                  United Community Financial Corp.                                  10,243      87,475             0.0%
                  United Financial Bancorp, Inc.                                    13,091     226,082             0.1%
                  United Fire Group, Inc.                                            6,646     292,424             0.1%
                  United Insurance Holdings Corp.                                    4,286      65,404             0.0%
                  Unity Bancorp, Inc.                                                  653      10,677             0.0%
                  Univest Corp. of Pennsylvania                                      5,246     158,954             0.1%
                  Validus Holdings, Ltd.                                            17,385     961,043             0.3%
                  Valley National Bancorp                                           52,055     612,167             0.2%
*                 Veritex Holdings, Inc.                                               720      19,397             0.0%
                  Voya Financial, Inc.                                               2,574      96,216             0.0%
*                 Walker & Dunlop, Inc.                                              5,841     261,969             0.1%
                  Washington Federal, Inc.                                          14,958     504,085             0.2%
                  Washington Trust Bancorp, Inc.                                     2,303     113,308             0.0%
                  WashingtonFirst Bankshares, Inc.                                     525      14,768             0.0%
                  Waterstone Financial, Inc.                                         6,928     131,632             0.0%
                  WesBanco, Inc.                                                    10,937     435,402             0.1%
                  West Bancorporation, Inc.                                            281       6,547             0.0%
                  Western New England Bancorp, Inc.                                  4,449      46,715             0.0%
                  White Mountains Insurance Group, Ltd.                                980     841,761             0.3%
                  Wintrust Financial Corp.                                          10,608     751,683             0.2%
                  WR Berkley Corp.                                                     188      12,780             0.0%
                  WSFS Financial Corp.                                               5,194     245,157             0.1%
*                 Xenith Bankshares, Inc.                                            6,801     183,763             0.1%
                  Zions Bancorporation                                              20,721     829,462             0.3%
                                                                                           ----------- ---------------
Total Financials                                                                            81,335,608            26.3%
                                                                                           ----------- ---------------
Health Care -- (4.8%)
#*                Acadia Healthcare Co., Inc.                                       13,519     589,158             0.2%
                  Aceto Corp.                                                        6,968     110,443             0.0%
#*                Achillion Pharmaceuticals, Inc.                                    9,410      32,088             0.0%
*                 Acorda Therapeutics, Inc.                                          8,877     143,364             0.0%
*                 Addus HomeCare Corp.                                               6,024     204,515             0.1%
*                 Allscripts Healthcare Solutions, Inc.                             27,461     328,708             0.1%
*                 Almost Family, Inc.                                                5,111     253,761             0.1%
*                 AMAG Pharmaceuticals, Inc.                                           953      23,253             0.0%
*                 American Shared Hospital Services                                    400       1,740             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES  VALUE+  OF NET ASSETS**
                                                                                    ------ -------- ---------------
Health Care -- (Continued)
*                 Amphastar Pharmaceuticals, Inc.                                    6,492 $ 98,029             0.0%
                  Analogic Corp.                                                     2,683  192,774             0.1%
*                 AngioDynamics, Inc.                                               12,603  195,599             0.1%
*                 Anika Therapeutics, Inc.                                           1,873   86,401             0.0%
*                 Applied Genetic Technologies Corp.                                 4,817   26,975             0.0%
#*                Aptevo Therapeutics, Inc.                                          3,731    7,462             0.0%
#*                Brookdale Senior Living, Inc.                                     34,317  445,778             0.1%
#*                Caladrius Biosciences, Inc.                                        2,100   10,185             0.0%
*                 Cempra, Inc.                                                       2,800   12,040             0.0%
*                 Chimerix, Inc.                                                    16,157   96,619             0.0%
*                 Community Health Systems, Inc.                                    18,612  160,249             0.1%
*                 Concert Pharmaceuticals, Inc.                                      1,036   16,441             0.0%
                  CONMED Corp.                                                       6,019  295,894             0.1%
*                 Cross Country Healthcare, Inc.                                     1,111   15,521             0.0%
*                 CryoLife, Inc.                                                     8,744  158,704             0.1%
#*                Cumberland Pharmaceuticals, Inc.                                   3,402   19,834             0.0%
#*                Depomed, Inc.                                                      4,547   54,519             0.0%
                  Digirad Corp.                                                      7,000   32,900             0.0%
*                 Eiger BioPharmaceuticals, Inc.                                     1,900   15,010             0.0%
*                 Emergent BioSolutions, Inc.                                        8,915  266,648             0.1%
*                 Enanta Pharmaceuticals, Inc.                                       1,442   45,783             0.0%
*                 Endo International P.L.C.                                         46,193  525,214             0.2%
                  Ensign Group, Inc. (The)                                          10,164  182,444             0.1%
*                 Envision Healthcare Corp.                                          1,559   87,351             0.0%
*                 Esperion Therapeutics, Inc.                                        4,214  150,650             0.1%
*                 Exactech, Inc.                                                     3,062   90,788             0.0%
*                 Five Prime Therapeutics, Inc.                                      1,228   42,808             0.0%
*                 Five Star Senior Living, Inc.                                      3,016    5,730             0.0%
*                 FONAR Corp.                                                        1,830   35,044             0.0%
*                 Haemonetics Corp.                                                  9,618  402,802             0.1%
*                 Halyard Health, Inc.                                              15,387  607,786             0.2%
*                 Harvard Bioscience, Inc.                                           8,680   20,832             0.0%
*                 HealthStream, Inc.                                                 3,795  105,463             0.0%
*                 HMS Holdings Corp.                                                15,665  320,663             0.1%
#*                Horizon Pharma P.L.C.                                             15,613  240,128             0.1%
*                 Impax Laboratories, Inc.                                          14,108  198,217             0.1%
#*                Infinity Pharmaceuticals, Inc.                                     4,070    8,750             0.0%
*                 InfuSystem Holdings, Inc.                                          2,347    4,811             0.0%
*                 Integer Holdings Corp.                                             8,618  316,711             0.1%
#*                Intra-Cellular Therapies, Inc.                                    11,536  159,428             0.1%
#                 Invacare Corp.                                                    11,626  170,902             0.1%
                  Kewaunee Scientific Corp.                                            637   14,810             0.0%
*                 Kindred Biosciences, Inc.                                          8,989   62,474             0.0%
                  Kindred Healthcare, Inc.                                          26,284  252,326             0.1%
*                 LHC Group, Inc.                                                    3,928  212,505             0.1%
*                 LifePoint Health, Inc.                                             8,598  534,366             0.2%
*                 LivaNova P.L.C.                                                      338   17,813             0.0%
                  Luminex Corp.                                                      8,320  156,666             0.1%
*                 Magellan Health, Inc.                                              4,731  325,493             0.1%
*                 Mallinckrodt P.L.C.                                               17,921  840,853             0.3%
#*                MEDNAX, Inc.                                                       5,836  352,261             0.1%
*                 Merit Medical Systems, Inc.                                        9,607  323,756             0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
Health Care -- (Continued)
*                 Micron Solutions, Inc.                                               291 $     1,147             0.0%
*                 Molina Healthcare, Inc.                                           12,822     638,407             0.2%
#*                Myriad Genetics, Inc.                                              3,346      61,533             0.0%
                  National HealthCare Corp.                                          2,014     149,882             0.1%
*                 Natus Medical, Inc.                                                3,700     129,500             0.0%
*                 Nuvectra Corp.                                                     1,742      14,250             0.0%
*                 Omnicell, Inc.                                                     3,758     155,581             0.1%
*                 OraSure Technologies, Inc.                                        16,805     220,314             0.1%
*                 Orthofix International NV                                          2,310      91,360             0.0%
#                 Owens & Minor, Inc.                                               13,325     461,711             0.2%
#                 PDL BioPharma, Inc.                                               32,650      73,462             0.0%
*                 PharMerica Corp.                                                   7,632     180,115             0.1%
*                 Prestige Brands Holdings, Inc.                                     5,848     335,734             0.1%
*                 Providence Service Corp. (The)                                     2,891     127,204             0.0%
*                 Quality Systems, Inc.                                              2,185      31,158             0.0%
*                 Quorum Health Corp.                                                7,865      33,584             0.0%
*                 RTI Surgical, Inc.                                                12,022      48,689             0.0%
*                 SciClone Pharmaceuticals, Inc.                                     8,478      81,813             0.0%
*                 SeaSpine Holdings Corp.                                            2,563      20,530             0.0%
*                 Select Medical Holdings Corp.                                     26,235     360,731             0.1%
                  Span-America Medical Systems, Inc.                                   363       7,906             0.0%
*                 Spectrum Pharmaceuticals, Inc.                                    11,345      86,335             0.0%
*                 Surmodics, Inc.                                                      455      10,397             0.0%
#*                Taro Pharmaceutical Industries, Ltd.                               1,848     215,939             0.1%
*                 Tetraphase Pharmaceuticals, Inc.                                   6,430      50,990             0.0%
*                 Tivity Health, Inc.                                                  565      18,984             0.0%
*                 Triple-S Management Corp. Class B                                  4,208      76,165             0.0%
*                 United Therapeutics Corp.                                          2,411     303,063             0.1%
*                 Varex Imaging Corp.                                                1,022      34,298             0.0%
*                 VWR Corp.                                                         13,887     392,447             0.1%
*                 WellCare Health Plans, Inc.                                        7,222   1,107,927             0.4%
*                 Zafgen, Inc.                                                       8,180      39,918             0.0%
#*                Zogenix, Inc.                                                      3,336      36,696             0.0%
                                                                                           ----------- ---------------
Total Health Care                                                                           16,308,010             5.3%
                                                                                           ----------- ---------------
Industrials -- (18.5%)
                  AAR Corp.                                                          6,561     236,130             0.1%
                  ABM Industries, Inc.                                              14,936     645,086             0.2%
*                 Acacia Research Corp.                                             11,479      62,561             0.0%
*                 ACCO Brands Corp.                                                 28,133     400,895             0.1%
                  Acme United Corp.                                                    100       2,900             0.0%
                  Actuant Corp. Class A                                              7,100     193,830             0.1%
*                 AECOM                                                             50,267   1,719,634             0.6%
*                 Aegion Corp.                                                       6,770     154,491             0.1%
#*                Aerovironment, Inc.                                                7,000     199,990             0.1%
                  AGCO Corp.                                                        21,866   1,399,205             0.5%
                  Air Lease Corp.                                                   35,695   1,361,407             0.4%
*                 Air Transport Services Group, Inc.                                19,784     363,828             0.1%
                  Aircastle, Ltd.                                                   20,315     479,840             0.2%
                  Alamo Group, Inc.                                                  2,793     220,815             0.1%
                  Albany International Corp. Class A                                10,233     498,859             0.2%
                  Allied Motion Technologies, Inc.                                   2,072      46,910             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Industrials -- (Continued)
*                 Alpha PRO Tech, Ltd.                                               3,388 $    9,486             0.0%
                  Altra Industrial Motion Corp.                                        737     32,539             0.0%
                  AMERCO                                                             2,176    814,825             0.3%
*                 Ameresco, Inc. Class A                                             5,950     38,378             0.0%
#                 American Railcar Industries, Inc.                                  3,348    140,449             0.1%
*                 AMREP Corp.                                                          600      3,606             0.0%
                  Applied Industrial Technologies, Inc.                              4,936    315,904             0.1%
*                 ARC Document Solutions, Inc.                                      15,133     55,689             0.0%
*                 ARC Group Worldwide, Inc.                                          2,464      8,747             0.0%
                  ArcBest Corp.                                                      8,910    235,670             0.1%
*                 Armstrong Flooring, Inc.                                           9,365    179,714             0.1%
*                 Arotech Corp.                                                      8,575     27,440             0.0%
                  Astec Industries, Inc.                                             5,192    328,913             0.1%
*                 Astronics Corp.                                                    2,997     97,432             0.0%
*                 Atlas Air Worldwide Holdings, Inc.                                 6,497    376,826             0.1%
                  AZZ, Inc.                                                          3,335    196,932             0.1%
*                 Babcock & Wilcox Enterprises, Inc.                                12,427    116,441             0.0%
                  Barnes Group, Inc.                                                11,722    644,358             0.2%
*                 Beacon Roofing Supply, Inc.                                        3,910    193,819             0.1%
*                 BMC Stock Holdings, Inc.                                          12,542    292,229             0.1%
                  Brady Corp. Class A                                                8,910    347,044             0.1%
                  Briggs & Stratton Corp.                                            7,571    189,199             0.1%
*                 Broadwind Energy, Inc.                                             2,514     23,104             0.0%
*                 CAI International, Inc.                                            5,765    118,874             0.0%
                  Carlisle Cos., Inc.                                                1,396    141,540             0.1%
*                 CBIZ, Inc.                                                        17,838    280,948             0.1%
*                 CDI Corp.                                                          6,280     51,182             0.0%
                  CECO Environmental Corp.                                           6,837     77,190             0.0%
#                 Celadon Group, Inc.                                                8,097     31,983             0.0%
*                 Chart Industries, Inc.                                            11,609    423,845             0.1%
                  CIRCOR International, Inc.                                         3,745    249,829             0.1%
*                 Civeo Corp.                                                        6,350     18,987             0.0%
*                 Clean Harbors, Inc.                                               11,053    642,290             0.2%
*                 Colfax Corp.                                                      33,031  1,336,765             0.4%
                  Columbus McKinnon Corp.                                            4,632    121,034             0.0%
*                 Commercial Vehicle Group, Inc.                                     7,625     67,786             0.0%
                  CompX International, Inc.                                            200      2,980             0.0%
                  Copa Holdings SA Class A                                           4,718    549,270             0.2%
*                 Covenant Transportation Group, Inc. Class A                        2,210     41,393             0.0%
*                 CPI Aerostructures, Inc.                                           3,207     19,883             0.0%
                  CRA International, Inc.                                            3,010    114,199             0.0%
*                 CSW Industrials, Inc.                                              2,777     98,306             0.0%
                  Cubic Corp.                                                        7,062    366,518             0.1%
                  Curtiss-Wright Corp.                                               2,343    218,977             0.1%
*                 DigitalGlobe, Inc.                                                16,389    527,726             0.2%
                  DMC Global, Inc.                                                   1,787     27,341             0.0%
                  Douglas Dynamics, Inc.                                             2,180     69,542             0.0%
*                 Ducommun, Inc.                                                     3,539    104,011             0.0%
*                 DXP Enterprises, Inc.                                              1,496     54,574             0.0%
*                 Eagle Bulk Shipping, Inc.                                          1,924      9,485             0.0%
                  Eastern Co. (The)                                                    510     14,102             0.0%
#*                Echo Global Logistics, Inc.                                        6,190    116,063             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Industrials -- (Continued)
                  Ecology and Environment, Inc. Class A                                210 $    2,247             0.0%
                  Encore Wire Corp.                                                  5,068    224,006             0.1%
                  EnerSys                                                            4,033    335,183             0.1%
*                 Engility Holdings, Inc.                                           12,069    342,156             0.1%
                  Ennis, Inc.                                                        6,015    105,864             0.0%
                  ESCO Technologies, Inc.                                            5,649    332,444             0.1%
                  Essendant, Inc.                                                    7,167    119,689             0.0%
*                 Esterline Technologies Corp.                                       7,691    703,342             0.2%
                  Federal Signal Corp.                                              18,356    286,537             0.1%
                  Fluor Corp.                                                          797     40,902             0.0%
                  Forward Air Corp.                                                  5,341    283,981             0.1%
*                 Franklin Covey Co.                                                 3,400     72,250             0.0%
                  Franklin Electric Co., Inc.                                        1,453     59,718             0.0%
                  FreightCar America, Inc.                                           4,774     62,348             0.0%
*                 FTI Consulting, Inc.                                              11,265    389,656             0.1%
*                 Fuel Tech, Inc.                                                    1,990      1,827             0.0%
#                 GATX Corp.                                                         8,248    494,055             0.2%
*                 Genco Shipping & Trading, Ltd.                                     2,204     25,390             0.0%
*                 Gencor Industries, Inc.                                            1,822     30,245             0.0%
                  General Cable Corp.                                                5,496     98,928             0.0%
#*                Genesee & Wyoming, Inc. Class A                                   15,696  1,063,561             0.4%
*                 Gibraltar Industries, Inc.                                         7,121    279,499             0.1%
*                 Goldfield Corp. (The)                                              9,600     52,320             0.0%
                  Gorman-Rupp Co. (The)                                             10,402    297,705             0.1%
*                 GP Strategies Corp.                                                4,357    118,075             0.0%
                  Graham Corp.                                                       1,591     35,113             0.0%
                  Granite Construction, Inc.                                         9,102    479,766             0.2%
*                 Great Lakes Dredge & Dock Corp.                                   18,178     82,710             0.0%
#                 Greenbrier Cos., Inc. (The)                                        4,175    181,404             0.1%
#                 Griffon Corp.                                                     10,863    260,712             0.1%
                  Hardinge, Inc.                                                     3,769     39,575             0.0%
                  Heidrick & Struggles International, Inc.                           6,255    134,483             0.1%
*                 Heritage-Crystal Clean, Inc.                                       3,150     47,408             0.0%
#*                Hertz Global Holdings, Inc.                                       10,080    166,219             0.1%
*                 Hill International, Inc.                                           8,440     34,182             0.0%
                  Houston Wire & Cable Co.                                           4,069     25,431             0.0%
*                 Hub Group, Inc. Class A                                            7,263    284,346             0.1%
                  Hudson Global, Inc.                                                1,700      2,389             0.0%
                  Hurco Cos., Inc.                                                   1,730     50,170             0.0%
*                 Huron Consulting Group, Inc.                                       4,366    194,287             0.1%
                  Hyster-Yale Materials Handling, Inc.                               2,438    146,548             0.1%
*                 ICF International, Inc.                                            4,105    181,236             0.1%
*                 IES Holdings, Inc.                                                   540     10,800             0.0%
*                 InnerWorkings, Inc.                                               22,744    240,859             0.1%
                  Insteel Industries, Inc.                                           3,049    106,136             0.0%
                  ITT, Inc.                                                         16,650    701,464             0.2%
                  Jacobs Engineering Group, Inc.                                    32,915  1,807,692             0.6%
*                 JetBlue Airways Corp.                                             84,042  1,834,637             0.6%
                  Kadant, Inc.                                                       1,982    123,181             0.0%
#                 Kaman Corp.                                                        5,844    280,570             0.1%
                  KBR, Inc.                                                         29,307    411,763             0.1%
                  Kelly Services, Inc. Class A                                       9,154    204,317             0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Industrials -- (Continued)
                  Kennametal, Inc.                                                   3,282 $  136,466             0.1%
*                 Key Technology, Inc.                                                 987     12,870             0.0%
*                 KEYW Holding Corp. (The)                                           7,521     71,374             0.0%
#*                Kirby Corp.                                                       14,913  1,052,858             0.3%
*                 KLX, Inc.                                                         17,210    814,033             0.3%
                  Korn/Ferry International                                          13,257    429,527             0.1%
#*                Kratos Defense & Security Solutions, Inc.                          3,233     24,635             0.0%
*                 Lawson Products, Inc.                                              1,607     36,559             0.0%
*                 Layne Christensen Co.                                              6,472     51,582             0.0%
                  LB Foster Co. Class A                                              3,630     51,546             0.0%
*                 LMI Aerospace, Inc.                                                5,103     70,779             0.0%
                  LS Starrett Co. (The) Class A                                        489      4,792             0.0%
                  LSI Industries, Inc.                                               5,575     50,565             0.0%
*                 Lydall, Inc.                                                         751     39,352             0.0%
                  Macquarie Infrastructure Corp.                                       170     13,833             0.0%
*                 Manitex International, Inc.                                          195      1,443             0.0%
#*                Manitowoc Co., Inc. (The)                                         54,581    325,849             0.1%
                  ManpowerGroup, Inc.                                               13,825  1,396,048             0.5%
                  Marten Transport, Ltd.                                             8,530    211,544             0.1%
*                 MasTec, Inc.                                                      16,494    728,210             0.2%
                  Matson, Inc.                                                       5,476    173,589             0.1%
                  Matthews International Corp. Class A                               3,692    253,087             0.1%
                  McGrath RentCorp                                                   5,173    180,072             0.1%
*                 Mercury Systems, Inc.                                              8,735    326,514             0.1%
                  Miller Industries, Inc.                                            2,674     67,920             0.0%
*                 Mistras Group, Inc.                                                5,968    134,280             0.0%
                  Mobile Mini, Inc.                                                  8,725    250,408             0.1%
*                 Moog, Inc. Class A                                                 6,808    467,369             0.2%
*                 MRC Global, Inc.                                                   9,720    177,196             0.1%
                  Mueller Industries, Inc.                                          11,647    373,170             0.1%
*                 MYR Group, Inc.                                                    3,242    137,007             0.1%
                  National Presto Industries, Inc.                                     585     61,045             0.0%
*                 Navigant Consulting, Inc.                                         12,572    301,351             0.1%
*                 NL Industries, Inc.                                               13,210    107,001             0.0%
                  NN, Inc.                                                           9,772    269,707             0.1%
*                 Northwest Pipe Co.                                                 4,013     56,222             0.0%
*                 NOW, Inc.                                                         24,825    422,273             0.1%
#*                NV5 Global, Inc.                                                   2,059     79,683             0.0%
*                 On Assignment, Inc.                                               11,767    609,178             0.2%
                  Orbital ATK, Inc.                                                  1,319    130,581             0.0%
#*                Orion Energy Systems, Inc.                                         5,713      8,512             0.0%
*                 Orion Group Holdings, Inc.                                         8,609     64,998             0.0%
                  Owens Corning                                                     30,111  1,832,254             0.6%
*                 PAM Transportation Services, Inc.                                  1,458     27,367             0.0%
                  Park-Ohio Holdings Corp.                                           2,900    114,115             0.0%
*                 Patriot Transportation Holding, Inc.                                 178      3,701             0.0%
*                 Perma-Pipe International Holdings, Inc.                            1,500     12,075             0.0%
                  Powell Industries, Inc.                                            4,041    139,374             0.1%
                  Preformed Line Products Co.                                        1,034     54,730             0.0%
                  Primoris Services Corp.                                           10,932    251,108             0.1%
                  Quad/Graphics, Inc.                                                2,231     58,586             0.0%
                  Quanex Building Products Corp.                                    10,042    204,857             0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Industrials -- (Continued)
*                 Quanta Services, Inc.                                             38,352 $1,359,195             0.4%
*                 Radiant Logistics, Inc.                                           12,254     73,524             0.0%
                  Raven Industries, Inc.                                             4,514    139,934             0.1%
*                 RBC Bearings, Inc.                                                   849     85,155             0.0%
*                 RCM Technologies, Inc.                                             4,177     19,883             0.0%
                  Regal Beloit Corp.                                                10,781    850,082             0.3%
                  Resources Connection, Inc.                                        10,756    149,508             0.1%
#*                Revolution Lighting Technologies, Inc.                             1,826     16,160             0.0%
*                 Roadrunner Transportation Systems, Inc.                           13,310     89,443             0.0%
*                 RPX Corp.                                                         17,489    224,559             0.1%
#                 RR Donnelley & Sons Co.                                            1,383     17,384             0.0%
*                 Rush Enterprises, Inc. Class A                                     5,805    219,139             0.1%
*                 Rush Enterprises, Inc. Class B                                     1,650     57,156             0.0%
                  Ryder System, Inc.                                                11,573    785,922             0.3%
*                 Saia, Inc.                                                         4,947    238,198             0.1%
*                 SIFCO Industries, Inc.                                               659      5,338             0.0%
                  Simpson Manufacturing Co., Inc.                                   10,283    428,904             0.1%
                  SkyWest, Inc.                                                     13,482    501,530             0.2%
*                 SP Plus Corp.                                                      4,752    163,706             0.1%
*                 Sparton Corp.                                                      2,441     54,361             0.0%
*                 Spirit Airlines, Inc.                                             13,831    792,101             0.3%
*                 SPX FLOW, Inc.                                                     8,897    321,538             0.1%
                  Steelcase, Inc. Class A                                           17,798    303,456             0.1%
*                 Sterling Construction Co., Inc.                                    6,799     64,658             0.0%
                  Supreme Industries, Inc. Class A                                   4,975     99,699             0.0%
#*                Team, Inc.                                                         5,131    138,024             0.1%
*                 Teledyne Technologies, Inc.                                        4,527    610,375             0.2%
                  Terex Corp.                                                       28,074    982,029             0.3%
                  Tetra Tech, Inc.                                                  13,163    578,514             0.2%
                  Textainer Group Holdings, Ltd.                                     7,196    107,580             0.0%
*                 Thermon Group Holdings, Inc.                                       8,245    169,023             0.1%
                  Titan International, Inc.                                         16,208    173,588             0.1%
*                 Titan Machinery, Inc.                                              7,344    116,402             0.0%
*                 TRC Cos., Inc.                                                     5,010     87,675             0.0%
*                 TriMas Corp.                                                      13,274    304,638             0.1%
                  Trinity Industries, Inc.                                          46,408  1,248,375             0.4%
                  Triton International, Ltd.                                        13,391    409,899             0.1%
#                 Triumph Group, Inc.                                               10,610    277,982             0.1%
*                 TrueBlue, Inc.                                                     9,453    258,540             0.1%
*                 Tutor Perini Corp.                                                12,998    400,988             0.1%
*                 Twin Disc, Inc.                                                    2,022     39,631             0.0%
*                 Ultralife Corp.                                                      969      5,330             0.0%
                  UniFirst Corp.                                                     2,836    394,771             0.1%
*                 United Rentals, Inc.                                               1,115    122,271             0.0%
*                 Univar, Inc.                                                         373     11,134             0.0%
                  Universal Forest Products, Inc.                                    4,394    418,704             0.1%
*                 USA Truck, Inc.                                                    1,857     12,460             0.0%
#*                USG Corp.                                                         14,491    439,077             0.1%
*                 Vectrus, Inc.                                                      1,937     49,277             0.0%
*                 Veritiv Corp.                                                      3,347    172,873             0.1%
*                 Versar, Inc.                                                         700        952             0.0%
                  Viad Corp.                                                         4,624    209,005             0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
Industrials -- (Continued)
*                 Virco Manufacturing Corp.                                          4,400 $    20,020             0.0%
                  VSE Corp.                                                          1,686      71,908             0.0%
#                 Wabash National Corp.                                             14,256     324,752             0.1%
                  Watts Water Technologies, Inc. Class A                             3,468     215,710             0.1%
*                 Welbilt, Inc.                                                      1,271      26,056             0.0%
                  Werner Enterprises, Inc.                                          16,559     452,061             0.2%
*                 Wesco Aircraft Holdings, Inc.                                     25,443     309,132             0.1%
*                 WESCO International, Inc.                                         13,228     806,247             0.3%
*                 Willis Lease Finance Corp.                                         2,293      52,074             0.0%
*                 XPO Logistics, Inc.                                               22,429   1,107,768             0.4%
                                                                                           ----------- ---------------
Total Industrials                                                                           63,499,647            20.6%
                                                                                           ----------- ---------------
Information Technology -- (11.8%)
*                 Actua Corp.                                                       16,954     237,356             0.1%
*                 Acxiom Corp.                                                      15,335     443,181             0.2%
*                 ADDvantage Technologies Group, Inc.                                1,399       2,504             0.0%
                  ADTRAN, Inc.                                                      26,770     535,400             0.2%
*                 Advanced Energy Industries, Inc.                                     111       8,192             0.0%
*                 Agilysys, Inc.                                                     6,504      64,390             0.0%
*                 Alpha & Omega Semiconductor, Ltd.                                  5,179      85,712             0.0%
*                 Amkor Technology, Inc.                                            49,609     584,394             0.2%
*                 Anixter International, Inc.                                        6,636     541,166             0.2%
#*                Applied Optoelectronics, Inc.                                      1,934      95,520             0.0%
*                 ARRIS International P.L.C.                                        32,761     851,458             0.3%
*                 Arrow Electronics, Inc.                                           30,932   2,180,706             0.7%
                  AstroNova, Inc.                                                    1,475      21,978             0.0%
*                 Aviat Networks, Inc.                                               1,600      26,704             0.0%
                  Avnet, Inc.                                                       43,211   1,671,834             0.5%
                  AVX Corp.                                                         29,446     497,932             0.2%
*                 Aware, Inc.                                                        4,272      20,506             0.0%
*                 Axcelis Technologies, Inc.                                         8,620     165,935             0.1%
*                 AXT, Inc.                                                          9,694      65,435             0.0%
*                 Bankrate, Inc.                                                    19,350     205,110             0.1%
*                 Bazaarvoice, Inc.                                                  6,924      32,543             0.0%
                  Bel Fuse, Inc. Class B                                             2,759      66,768             0.0%
                  Belden, Inc.                                                       3,029     211,121             0.1%
*                 Benchmark Electronics, Inc.                                        9,349     296,363             0.1%
                  Black Box Corp.                                                    6,583      65,172             0.0%
*                 Blackhawk Network Holdings, Inc.                                   9,875     399,444             0.1%
*                 Blucora, Inc.                                                     14,134     260,772             0.1%
#*                BroadVision, Inc.                                                  1,325       5,565             0.0%
                  Brocade Communications Systems, Inc.                              75,774     952,479             0.3%
                  Brooks Automation, Inc.                                           15,210     384,205             0.1%
*                 BSQUARE Corp.                                                      2,065      10,841             0.0%
                  Cabot Microelectronics Corp.                                       4,633     362,996             0.1%
*                 CACI International, Inc. Class A                                   5,263     621,034             0.2%
*                 Calix, Inc.                                                       17,253     115,595             0.0%
*                 Coherent, Inc.                                                     3,049     657,364             0.2%
                  Cohu, Inc.                                                         8,677     162,520             0.1%
                  Communications Systems, Inc.                                       2,300       9,913             0.0%
                  Computer Task Group, Inc.                                          2,470      14,647             0.0%
                  Comtech Telecommunications Corp.                                   7,920     110,959             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Information Technology -- (Continued)
*                 Control4 Corp.                                                     3,861 $   65,251             0.0%
                  Convergys Corp.                                                   17,490    393,700             0.1%
*                 Cray, Inc.                                                         7,976    142,770             0.1%
*                 Cree, Inc.                                                        27,514    602,006             0.2%
                  CSP, Inc.                                                             66        720             0.0%
                  CTS Corp.                                                          8,123    179,518             0.1%
*                 CyberOptics Corp.                                                    291      6,300             0.0%
#                 Cypress Semiconductor Corp.                                       23,755    332,808             0.1%
                  Daktronics, Inc.                                                  12,960    122,602             0.0%
*                 DHI Group, Inc.                                                   19,403     74,702             0.0%
*                 Digi International, Inc.                                           9,527    118,135             0.0%
*                 Diodes, Inc.                                                      12,034    281,475             0.1%
*                 DSP Group, Inc.                                                    3,572     44,471             0.0%
*                 EchoStar Corp. Class A                                            12,908    742,984             0.2%
*                 Edgewater Technology, Inc.                                         3,967     28,840             0.0%
*                 Electro Scientific Industries, Inc.                               12,244     85,463             0.0%
#*                Electronics for Imaging, Inc.                                     10,573    484,032             0.2%
                  Emcore Corp.                                                       3,590     32,310             0.0%
#*                EnerNOC, Inc.                                                      9,209     52,031             0.0%
*                 Entegris, Inc.                                                    26,214    650,107             0.2%
*                 ePlus, Inc.                                                        3,040    216,600             0.1%
#*                Everi Holdings, Inc.                                              21,408    135,941             0.1%
                  Evolving Systems, Inc.                                             2,454     12,270             0.0%
*                 Exar Corp.                                                        17,487    227,506             0.1%
*                 ExlService Holdings, Inc.                                            847     40,410             0.0%
*                 Fabrinet                                                           7,685    266,439             0.1%
*                 FARO Technologies, Inc.                                            4,010    146,967             0.1%
*                 Finisar Corp.                                                     23,864    545,054             0.2%
#*                First Solar, Inc.                                                 11,563    341,687             0.1%
#*                Fitbit, Inc. Class A                                              22,886    130,908             0.1%
*                 FormFactor, Inc.                                                  14,214    157,775             0.1%
*                 Frequency Electronics, Inc.                                        2,659     27,920             0.0%
#*                GrubHub, Inc.                                                        972     41,777             0.0%
*                 GSI Technology, Inc.                                               4,816     38,672             0.0%
#*                Harmonic, Inc.                                                    38,898    225,608             0.1%
*                 II-VI, Inc.                                                       13,153    436,022             0.1%
#*                Infinera Corp.                                                    24,934    247,345             0.1%
*                 Insight Enterprises, Inc.                                          8,734    367,701             0.1%
#*                Internap Corp.                                                    10,026     31,081             0.0%
*                 inTEST Corp.                                                       1,610     11,190             0.0%
*                 Intevac, Inc.                                                      5,464     69,666             0.0%
*                 IntriCon Corp.                                                       700      6,230             0.0%
#*                InvenSense, Inc.                                                   6,012     77,314             0.0%
                  IXYS Corp.                                                        11,153    155,584             0.1%
                  Jabil Circuit, Inc.                                               41,431  1,202,328             0.4%
*                 Kemet Corp.                                                        5,338     59,839             0.0%
*                 Key Tronic Corp.                                                   2,718     21,391             0.0%
*                 Kimball Electronics, Inc.                                          9,720    167,670             0.1%
*                 Knowles Corp.                                                     24,185    428,800             0.1%
*                 Kulicke & Soffa Industries, Inc.                                  11,177    249,471             0.1%
*                 KVH Industries, Inc.                                               3,206     25,648             0.0%
*                 Leaf Group, Ltd.                                                   3,723     31,087             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Information Technology -- (Continued)
*                 Limelight Networks, Inc.                                          23,889 $   75,011             0.0%
*                 Liquidity Services, Inc.                                           6,518     50,840             0.0%
                  LogMeIn, Inc.                                                     10,156  1,147,628             0.4%
                  ManTech International Corp. Class A                                6,874    244,027             0.1%
*                 Marchex, Inc. Class B                                              9,439     25,580             0.0%
                  Marvell Technology Group, Ltd.                                    53,094    797,472             0.3%
#*                Meet Group, Inc.(The)                                             15,228     90,759             0.0%
                  Methode Electronics, Inc.                                          1,162     51,767             0.0%
*                 Microsemi Corp.                                                      628     29,478             0.0%
                  MKS Instruments, Inc.                                              2,241    175,358             0.1%
*                 ModusLink Global Solutions, Inc.                                  11,199     18,926             0.0%
                  Monotype Imaging Holdings, Inc.                                    5,184    105,494             0.0%
#                 MTS Systems Corp.                                                  2,359    109,576             0.0%
*                 Nanometrics, Inc.                                                  5,858    184,849             0.1%
*                 Napco Security Technologies, Inc.                                  3,972     42,103             0.0%
*                 NCI, Inc. Class A                                                  1,009     14,984             0.0%
#*                NeoPhotonics Corp.                                                13,287    103,107             0.0%
*                 NETGEAR, Inc.                                                      7,554    356,171             0.1%
#*                Netscout Systems, Inc.                                            15,089    568,101             0.2%
                  Network-1 Technologies, Inc.                                       3,000     14,400             0.0%
*                 NeuStar, Inc. Class A                                                392     13,014             0.0%
*                 Novanta, Inc.                                                      5,348    150,011             0.1%
*                 ON Semiconductor Corp.                                            65,900    934,462             0.3%
*                 Optical Cable Corp.                                                1,600      4,800             0.0%
#*                OSI Systems, Inc.                                                  4,362    337,619             0.1%
*                 PAR Technology Corp.                                               4,662     39,860             0.0%
                  Park Electrochemical Corp.                                         6,663    115,403             0.0%
                  PC Connection, Inc.                                                6,242    179,395             0.1%
                  PC-Tel, Inc.                                                       4,282     33,143             0.0%
*                 PCM, Inc.                                                          3,084     77,717             0.0%
*                 Perficient, Inc.                                                   6,958    121,208             0.0%
*                 Photronics, Inc.                                                  18,041    207,472             0.1%
*                 Plexus Corp.                                                       7,190    373,808             0.1%
*                 PRGX Global, Inc.                                                  2,300     15,065             0.0%
*                 Qorvo, Inc.                                                          943     64,152             0.0%
*                 QuinStreet, Inc.                                                   3,508     15,716             0.0%
*                 Radisys Corp.                                                      8,698     34,879             0.0%
*                 Rambus, Inc.                                                      22,083    276,479             0.1%
*                 RealNetworks, Inc.                                                 5,224     23,874             0.0%
                  Reis, Inc.                                                         1,044     19,627             0.0%
*                 RetailMeNot, Inc.                                                 14,749    171,088             0.1%
#                 RF Industries, Ltd.                                                  681      1,090             0.0%
                  Richardson Electronics, Ltd.                                       3,224     19,280             0.0%
*                 Rightside Group, Ltd.                                              2,941     29,528             0.0%
*                 Rogers Corp.                                                       4,113    423,392             0.1%
*                 Rubicon Project, Inc. (The)                                       13,046     74,493             0.0%
*                 Rudolph Technologies, Inc.                                         8,606    210,847             0.1%
*                 Sanmina Corp.                                                     20,163    751,072             0.3%
*                 ScanSource, Inc.                                                   6,350    250,825             0.1%
*                 Seachange International, Inc.                                      7,472     18,829             0.0%
*                 ServiceSource International, Inc.                                  3,035     11,412             0.0%
*                 ShoreTel, Inc.                                                    15,837    103,732             0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Information Technology -- (Continued)
*                 Sigma Designs, Inc.                                               10,655 $    66,061             0.0%
*                 SMTC Corp.                                                         1,377       1,783             0.0%
*                 SolarEdge Technologies, Inc.                                       2,454      39,632             0.0%
*                 Sonus Networks, Inc.                                               9,603      73,751             0.0%
*                 StarTek, Inc.                                                      5,100      46,308             0.0%
*                 Stratasys, Ltd.                                                    1,286      31,841             0.0%
*                 Super Micro Computer, Inc.                                        11,719     285,944             0.1%
*                 Sykes Enterprises, Inc.                                           10,441     311,246             0.1%
#*                Synaptics, Inc.                                                    4,149     227,241             0.1%
#*                Synchronoss Technologies, Inc.                                     4,956      79,296             0.0%
                  SYNNEX Corp.                                                       7,365     798,587             0.3%
                  Systemax, Inc.                                                     4,576      60,586             0.0%
*                 Tangoe, Inc.                                                       2,842      18,246             0.0%
*                 Tech Data Corp.                                                    7,620     728,853             0.2%
*                 TechTarget, Inc.                                                   8,427      77,950             0.0%
*                 Telenav, Inc.                                                      2,378      20,689             0.0%
                  Tessco Technologies, Inc.                                          1,784      24,976             0.0%
                  TiVo Corp.                                                        35,879     708,610             0.2%
*                 Tremor Video, Inc.                                                   780       1,747             0.0%
*                 TTM Technologies, Inc.                                            26,524     443,747             0.2%
*                 Ultra Clean Holdings, Inc.                                        11,967     230,245             0.1%
*                 Ultratech, Inc.                                                    6,200     189,224             0.1%
*                 VASCO Data Security International, Inc.                            5,044      68,094             0.0%
*                 Veeco Instruments, Inc.                                            5,164     170,412             0.1%
*                 VeriFone Systems, Inc.                                            19,161     355,245             0.1%
*                 Verint Systems, Inc.                                              11,167     438,863             0.2%
*                 Viavi Solutions, Inc.                                             18,240     182,400             0.1%
*                 Virtusa Corp.                                                      5,748     178,073             0.1%
#                 Vishay Intertechnology, Inc.                                      36,768     601,157             0.2%
*                 Vishay Precision Group, Inc.                                       2,563      44,084             0.0%
*                 Xcerra Corp.                                                      19,154     187,709             0.1%
                  Xerox Corp.                                                       13,418      96,475             0.0%
*                 XO Group, Inc.                                                     4,411      77,413             0.0%
*                 YuMe, Inc.                                                         6,210      25,834             0.0%
#*                Zynga, Inc. Class A                                              210,563     608,527             0.2%
                                                                                           ----------- ---------------
Total Information Technology                                                                40,439,612            13.1%
                                                                                           ----------- ---------------
Materials -- (5.0%)
                  A Schulman, Inc.                                                   6,368     201,547             0.1%
#*                AgroFresh Solutions, Inc.                                          8,611      48,308             0.0%
                  Albemarle Corp.                                                      531      57,831             0.0%
#                 Allegheny Technologies, Inc.                                      17,235     316,262             0.1%
                  American Vanguard Corp.                                            7,318     122,577             0.0%
                  Ampco-Pittsburgh Corp.                                             2,829      41,162             0.0%
*                 Boise Cascade Co.                                                  9,960     303,780             0.1%
                  Cabot Corp.                                                        5,434     327,072             0.1%
                  Calgon Carbon Corp.                                               10,080     146,664             0.1%
#                 Carpenter Technology Corp.                                        13,131     533,119             0.2%
*                 Century Aluminum Co.                                              22,775     310,651             0.1%
#                 CF Industries Holdings, Inc.                                      31,283     836,507             0.3%
                  Chase Corp.                                                          129      13,223             0.0%
*                 Clearwater Paper Corp.                                             3,897     189,394             0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Materials -- (Continued)
*                 Coeur Mining, Inc.                                                 27,538 $  249,494             0.1%
                  Commercial Metals Co.                                              21,100    393,304             0.1%
*                 Core Molding Technologies, Inc.                                     2,490     49,252             0.0%
                  Domtar Corp.                                                       15,067    597,407             0.2%
                  Ferroglobe P.L.C.                                                  39,603    382,169             0.1%
                  Friedman Industries, Inc.                                           1,905     11,811             0.0%
                  FutureFuel Corp.                                                   14,713    227,463             0.1%
                  Gold Resource Corp.                                                 4,795     15,824             0.0%
                  Greif, Inc. Class A                                                 5,373    314,965             0.1%
                  Greif, Inc. Class B                                                   400     26,940             0.0%
*                 Handy & Harman, Ltd.                                                  538     14,661             0.0%
                  Hawkins, Inc.                                                       2,037    104,091             0.0%
                  Haynes International, Inc.                                          3,948    166,961             0.1%
                  HB Fuller Co.                                                      11,074    585,039             0.2%
                  Hecla Mining Co.                                                  130,656    712,075             0.2%
                  Huntsman Corp.                                                     30,630    758,705             0.2%
                  Innophos Holdings, Inc.                                             4,390    210,457             0.1%
                  Innospec, Inc.                                                      5,513    363,858             0.1%
#*                Intrepid Potash, Inc.                                              25,774     46,651             0.0%
                  KapStone Paper and Packaging Corp.                                 22,203    468,261             0.2%
                  KMG Chemicals, Inc.                                                 2,828    148,611             0.1%
*                 Kraton Corp.                                                        6,676    218,372             0.1%
                  Kronos Worldwide, Inc.                                              3,420     59,918             0.0%
#*                LSB Industries, Inc.                                                3,651     40,234             0.0%
                  Materion Corp.                                                      6,626    252,119             0.1%
                  Mercer International, Inc.                                         14,124    172,313             0.1%
                  Minerals Technologies, Inc.                                         6,685    526,109             0.2%
                  Olin Corp.                                                         26,954    866,032             0.3%
                  Olympic Steel, Inc.                                                 3,793     85,532             0.0%
                  PH Glatfelter Co.                                                  10,635    228,759             0.1%
#*                Platform Specialty Products Corp.                                  47,281    669,972             0.2%
*                 Real Industry, Inc.                                                 7,224     18,782             0.0%
                  Reliance Steel & Aluminum Co.                                      21,094  1,662,629             0.5%
*                 Resolute Forest Products, Inc.                                     21,514    134,462             0.0%
                  Schnitzer Steel Industries, Inc. Class A                            8,293    156,738             0.1%
                  Schweitzer-Mauduit International, Inc.                              6,213    267,470             0.1%
                  Steel Dynamics, Inc.                                                9,933    358,979             0.1%
                  Stepan Co.                                                          4,884    414,163             0.1%
*                 Stillwater Mining Co.                                              24,290    436,734             0.1%
*                 SunCoke Energy, Inc.                                               19,275    176,752             0.1%
*                 Synalloy Corp.                                                        842     10,904             0.0%
#*                TimkenSteel Corp.                                                  14,881    224,405             0.1%
*                 Trecora Resources                                                   3,192     35,272             0.0%
                  Tredegar Corp.                                                      6,533    112,041             0.0%
                  Tronox, Ltd. Class A                                               16,562    273,439             0.1%
*                 UFP Technologies, Inc.                                              1,242     33,161             0.0%
                  United States Lime & Minerals, Inc.                                   941     74,452             0.0%
#                 United States Steel Corp.                                           4,751    106,042             0.0%
*                 Universal Stainless & Alloy Products, Inc.                          2,690     48,555             0.0%
                  Westlake Chemical Corp.                                             2,283    142,117             0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
Materials -- (Continued)
                  Worthington Industries, Inc.                                          2,853 $    124,106             0.0%
                                                                                              ------------ ---------------
Total Materials                                                                                 17,226,659             5.6%
                                                                                              ------------ ---------------
Real Estate -- (0.8%)
                  Alexander & Baldwin, Inc.                                            15,756      724,934             0.2%
                  Consolidated-Tomoka Land Co.                                            650       35,249             0.0%
*                 Forestar Group, Inc.                                                 12,877      182,210             0.1%
*                 FRP Holdings, Inc.                                                      536       22,887             0.0%
                  Jones Lang LaSalle, Inc.                                              2,889      331,831             0.1%
                  Kennedy-Wilson Holdings, Inc.                                         6,549      133,600             0.0%
                  RE/MAX Holdings, Inc. Class A                                         3,415      201,997             0.1%
#                 Realogy Holdings Corp.                                               27,392      836,826             0.3%
#*                St Joe Co. (The)                                                      9,775      171,062             0.1%
                  Stratus Properties, Inc.                                                650       19,402             0.0%
*                 Tejon Ranch Co.                                                       1,111       25,442             0.0%
                                                                                              ------------ ---------------
Total Real Estate                                                                                2,685,440             0.9%
                                                                                              ------------ ---------------
Telecommunication Services -- (0.7%)
                  ATN International, Inc.                                               3,290      227,635             0.1%
*                 Boingo Wireless, Inc.                                                   303        4,330             0.0%
#                 Frontier Communications Corp.                                       239,433      450,134             0.2%
*                 General Communication, Inc. Class A                                     115        4,306             0.0%
*                 Hawaiian Telcom Holdco, Inc.                                            670       17,051             0.0%
                  IDT Corp. Class B                                                     3,498       53,135             0.0%
#*                Iridium Communications, Inc.                                         10,366      109,880             0.0%
*                 Lumos Networks Corp.                                                  6,305      112,923             0.0%
*                 ORBCOMM, Inc.                                                        15,047      145,053             0.1%
                  Spok Holdings, Inc.                                                   6,453      115,831             0.0%
                  Telephone & Data Systems, Inc.                                       23,909      656,541             0.2%
*                 United States Cellular Corp.                                          6,363      249,302             0.1%
                  Windstream Holdings, Inc.                                            21,258      117,344             0.0%
                                                                                              ------------ ---------------
Total Telecommunication Services                                                                 2,263,465             0.7%
                                                                                              ------------ ---------------
Utilities -- (0.6%)
*                 Calpine Corp.                                                        80,250      818,550             0.3%
                  Consolidated Water Co., Ltd.                                          2,550       30,090             0.0%
*                 Dynegy, Inc.                                                         28,550      183,291             0.1%
                  Genie Energy, Ltd. Class B                                            3,637       28,914             0.0%
                  NRG Energy, Inc.                                                     32,390      547,391             0.2%
                  Ormat Technologies, Inc.                                              8,551      505,022             0.1%
                                                                                              ------------ ---------------
Total Utilities                                                                                  2,113,258             0.7%
                                                                                              ------------ ---------------
TOTAL COMMON STOCKS                                                                            310,577,457           100.7%
                                                                                              ------------ ---------------
TOTAL INVESTMENT SECURITIES                                                                    310,577,457
                                                                                              ------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
                  State Street Institutional U.S. Government Money Market Fund,
                    0.680%                                                          1,311,951    1,311,951             0.4%
                                                                                              ------------ ---------------

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
SECURITIES LENDING COLLATERAL -- (9.0%)
(S)@              DFA Short Term Investment Fund                                    2,668,984 $ 30,888,148            10.0%
                                                                                              ------------ ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $302,109,874)                                             $342,777,556           111.1%
                                                                                              ============ ===============

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ---------------------------------------------
                                                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary                                         $ 47,531,202 $    22,450      -- $ 47,553,652
   Consumer Staples                                                  8,524,393          --      --    8,524,393
   Energy                                                           28,627,713          --      --   28,627,713
   Financials                                                       81,335,608          --      --   81,335,608
   Health Care                                                      16,308,010          --      --   16,308,010
   Industrials                                                      63,499,647          --      --   63,499,647
   Information Technology                                           40,439,612          --      --   40,439,612
   Materials                                                        17,226,659          --      --   17,226,659
   Real Estate                                                       2,685,440          --      --    2,685,440
   Telecommunication Services                                        2,263,465          --      --    2,263,465
   Utilities                                                         2,113,258          --      --    2,113,258
Temporary Cash Investments                                           1,311,951          --      --    1,311,951
Securities Lending Collateral                                               --  30,888,148      --   30,888,148
                                                                  ------------ ----------- ------- ------------
TOTAL                                                             $311,866,958 $30,910,598      -- $342,777,556
                                                                  ============ =========== ======= ============

                         VA U.S. LARGE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
COMMON STOCKS -- (98.2%)
Consumer Discretionary -- (13.5%)
                  Adient P.L.C.                                                      2,283 $   167,937             0.1%
#                 Autoliv, Inc.                                                      4,097     410,478             0.1%
#*                AutoNation, Inc.                                                   4,491     188,622             0.1%
                  Bed Bath & Beyond, Inc.                                            5,644     218,705             0.1%
                  Best Buy Co., Inc.                                                22,144   1,147,281             0.3%
#                 BorgWarner, Inc.                                                  17,427     736,814             0.2%
                  Carnival Corp.                                                    16,314   1,007,716             0.3%
                  CBS Corp. Class A                                                    200      13,450             0.0%
*                 Charter Communications, Inc. Class A                              13,568   4,683,131             1.4%
                  Comcast Corp. Class A                                            274,938  10,774,820             3.3%
                  DR Horton, Inc.                                                   35,618   1,171,476             0.4%
                  Ford Motor Co.                                                   220,020   2,523,629             0.8%
                  Garmin, Ltd.                                                       6,194     314,903             0.1%
                  General Motors Co.                                                81,254   2,814,639             0.9%
                  Gentex Corp.                                                       9,247     190,950             0.1%
                  Goodyear Tire & Rubber Co. (The)                                  21,798     789,741             0.2%
                  International Game Technology P.L.C.                               4,059      90,110             0.0%
#                 Kohl's Corp.                                                      17,433     680,410             0.2%
                  Lear Corp.                                                         2,205     314,565             0.1%
                  Lennar Corp. Class A                                              19,982   1,009,091             0.3%
                  Lennar Corp. Class B                                                 200       8,522             0.0%
*                 Liberty Broadband Corp. Class C                                    2,529     230,544             0.1%
*                 Liberty Interactive Corp., QVC Group Class A                      42,207     893,944             0.3%
*                 Liberty Media Corp.-Liberty Braves Class A                           214       5,314             0.0%
*                 Liberty Media Corp.-Liberty Braves Class C                           690      16,919             0.0%
#*                Liberty Media Corp.-Liberty Formula One Class A                      535      18,142             0.0%
#*                Liberty Media Corp.-Liberty Formula One Class C                    1,727      60,479             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class A                       2,140      81,534             0.0%
*                 Liberty Media Corp.-Liberty SiriusXM Class C                       6,909     262,473             0.1%
*                 LKQ Corp.                                                         13,229     413,274             0.1%
                  Macy's, Inc.                                                      17,335     506,529             0.2%
*                 Madison Square Garden Co. (The) Class A                              122      24,616             0.0%
                  MGM Resorts International                                         32,476     997,338             0.3%
*                 Mohawk Industries, Inc.                                            2,659     624,307             0.2%
                  Newell Brands, Inc.                                                6,089     290,689             0.1%
                  News Corp. Class A                                                10,744     136,664             0.0%
                  News Corp. Class B                                                 1,165      15,145             0.0%
*                 Norwegian Cruise Line Holdings, Ltd.                              16,083     867,356             0.3%
                  Penske Automotive Group, Inc.                                      2,440     116,412             0.0%
                  PulteGroup, Inc.                                                  31,268     708,846             0.2%
                  PVH Corp.                                                          4,972     502,321             0.1%
                  Ralph Lauren Corp.                                                 1,998     161,279             0.0%
                  Royal Caribbean Cruises, Ltd.                                     19,502   2,078,913             0.6%
#                 Signet Jewelers, Ltd.                                              1,010      66,498             0.0%
                  Staples, Inc.                                                     25,870     252,750             0.1%
                  TEGNA, Inc.                                                       12,101     308,333             0.1%
                  Time Warner, Inc.                                                 47,918   4,756,820             1.4%
                  Toll Brothers, Inc.                                                5,980     215,220             0.1%
                  Whirlpool Corp.                                                    7,316   1,358,435             0.4%
                                                                                           -----------            ----
Total Consumer Discretionary                                                                45,228,084            13.7%
                                                                                           -----------            ----

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Consumer Staples -- (6.6%)
                  Archer-Daniels-Midland Co.                                        22,770 $ 1,041,728             0.3%
                  Bunge, Ltd.                                                       12,554     992,143             0.3%
                  CVS Health Corp.                                                  51,146   4,216,476             1.3%
*                 Edgewell Personal Care Co.                                         1,258      89,934             0.0%
                  Ingredion, Inc.                                                    1,763     218,295             0.1%
                  JM Smucker Co. (The)                                              12,160   1,540,915             0.5%
                  Kraft Heinz Co. (The)                                             13,469   1,217,463             0.4%
                  Molson Coors Brewing Co. Class B                                   7,287     698,750             0.2%
                  Mondelez International, Inc. Class A                              49,369   2,223,086             0.7%
                  Pinnacle Foods, Inc.                                               6,537     380,127             0.1%
#*                Post Holdings, Inc.                                                5,980     503,456             0.1%
                  Seaboard Corp.                                                        12      50,808             0.0%
#*                TreeHouse Foods, Inc.                                              1,654     144,890             0.0%
                  Tyson Foods, Inc. Class A                                         23,525   1,511,717             0.5%
                  Wal-Mart Stores, Inc.                                             71,949   5,409,126             1.6%
                  Walgreens Boots Alliance, Inc.                                    16,098   1,393,121             0.4%
                  Whole Foods Market, Inc.                                          14,212     516,890             0.2%
                                                                                           ----------- ---------------
Total Consumer Staples                                                                      22,148,925             6.7%
                                                                                           ----------- ---------------
Energy -- (11.1%)
                  Anadarko Petroleum Corp.                                           9,765     556,800             0.2%
*                 Antero Resources Corp.                                             3,928      83,234             0.0%
                  Baker Hughes, Inc.                                                14,996     890,313             0.3%
                  Chevron Corp.                                                     47,755   5,095,459             1.5%
*                 Concho Resources, Inc.                                             3,209     406,452             0.1%
                  ConocoPhillips                                                    39,739   1,903,895             0.6%
*                 Diamondback Energy, Inc.                                           2,188     218,450             0.1%
                  Exxon Mobil Corp.                                                153,933  12,568,629             3.8%
#                 Helmerich & Payne, Inc.                                            8,159     494,762             0.2%
                  Hess Corp.                                                        10,966     535,470             0.2%
                  HollyFrontier Corp.                                               10,761     302,815             0.1%
                  Kinder Morgan, Inc.                                               61,737   1,273,634             0.4%
                  Marathon Oil Corp.                                                39,285     584,168             0.2%
                  Marathon Petroleum Corp.                                          30,658   1,561,719             0.5%
#                 Murphy Oil Corp.                                                   1,800      47,124             0.0%
                  Nabors Industries, Ltd.                                            9,463      97,847             0.0%
#                 National Oilwell Varco, Inc.                                      19,350     676,670             0.2%
                  Noble Energy, Inc.                                                23,271     752,351             0.2%
                  Occidental Petroleum Corp.                                        20,112   1,237,692             0.4%
*                 PDC Energy, Inc.                                                   1,085      59,925             0.0%
                  Phillips 66                                                       19,241   1,530,814             0.5%
*                 Rice Energy, Inc.                                                  4,600      97,934             0.0%
*                 RSP Permian, Inc.                                                  1,400      53,270             0.0%
                  Schlumberger, Ltd.                                                14,902   1,081,736             0.3%
*                 Southwestern Energy Co.                                           11,514      86,470             0.0%
                  Targa Resources Corp.                                             17,114     943,495             0.3%
*                 TechnipFMC P.L.C.                                                 26,852     809,051             0.2%
                  Tesoro Corp.                                                      11,488     915,708             0.3%
#*                Transocean, Ltd.                                                  26,036     287,177             0.1%
                  Valero Energy Corp.                                               31,170   2,013,894             0.6%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Energy -- (Continued)
*                 WPX Energy, Inc.                                                    4,000 $    47,720             0.0%
                                                                                            ----------- ---------------
Total Energy                                                                                 37,214,678            11.3%
                                                                                            ----------- ---------------
Financials -- (23.1%)
                  Aflac, Inc.                                                        18,371   1,375,620             0.4%
*                 Alleghany Corp.                                                       521     318,175             0.1%
                  Allied World Assurance Co. Holdings AG                              3,241     172,065             0.1%
                  Allstate Corp. (The)                                               14,266   1,159,683             0.4%
                  Ally Financial, Inc.                                               40,161     795,188             0.2%
                  American Financial Group, Inc.                                      4,802     467,283             0.1%
                  American International Group, Inc.                                 33,331   2,030,191             0.6%
*                 Arch Capital Group, Ltd.                                            4,817     467,105             0.1%
                  Assurant, Inc.                                                      6,168     593,608             0.2%
                  Assured Guaranty, Ltd.                                              8,777     334,667             0.1%
                  Axis Capital Holdings, Ltd.                                         5,705     375,960             0.1%
                  Bank of America Corp.                                             289,501   6,756,953             2.0%
                  Bank of New York Mellon Corp. (The)                                58,474   2,751,786             0.8%
                  BB&T Corp.                                                         28,271   1,220,742             0.4%
                  Capital One Financial Corp.                                        30,263   2,432,540             0.7%
                  Chubb, Ltd.                                                         6,990     959,378             0.3%
                  CIT Group, Inc.                                                     7,240     335,284             0.1%
                  Citigroup, Inc.                                                   123,901   7,325,027             2.2%
                  Citizens Financial Group, Inc.                                     15,641     574,181             0.2%
                  CNA Financial Corp.                                                 3,404     154,065             0.0%
                  Comerica, Inc.                                                      4,464     315,605             0.1%
                  Everest Re Group, Ltd.                                              3,039     764,947             0.2%
                  Fifth Third Bancorp                                                68,056   1,662,608             0.5%
                  Goldman Sachs Group, Inc. (The)                                    15,170   3,395,046             1.0%
                  Hartford Financial Services Group, Inc. (The)                      39,045   1,888,216             0.6%
                  Huntington Bancshares, Inc.                                        68,307     878,428             0.3%
                  Invesco, Ltd.                                                       6,795     223,827             0.1%
                  JPMorgan Chase & Co.                                              147,221  12,808,227             3.9%
                  KeyCorp                                                            47,765     871,234             0.3%
                  Leucadia National Corp.                                             6,961     176,740             0.1%
                  Lincoln National Corp.                                             13,849     913,065             0.3%
                  Loews Corp.                                                        15,312     713,845             0.2%
                  M&T Bank Corp.                                                      3,119     484,724             0.1%
                  MetLife, Inc.                                                      25,180   1,304,576             0.4%
                  Morgan Stanley                                                     57,103   2,476,557             0.7%
                  Navient Corp.                                                      12,985     197,372             0.1%
                  New York Community Bancorp, Inc.                                   21,486     285,549             0.1%
                  Old Republic International Corp.                                   12,066     249,525             0.1%
                  PacWest Bancorp                                                     3,923     193,757             0.1%
                  People's United Financial, Inc.                                     5,909     103,230             0.0%
                  PNC Financial Services Group, Inc. (The)                           18,907   2,264,113             0.7%
                  Principal Financial Group, Inc.                                    22,014   1,433,772             0.4%
                  Prosperity Bancshares, Inc.                                         2,167     145,622             0.0%
                  Prudential Financial, Inc.                                         16,097   1,722,862             0.5%
                  Regions Financial Corp.                                            84,962   1,168,228             0.4%
                  Reinsurance Group of America, Inc.                                  4,378     547,425             0.2%
                  RenaissanceRe Holdings, Ltd.                                        2,550     362,534             0.1%
*                 Santander Consumer USA Holdings, Inc.                               4,806      61,228             0.0%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Financials -- (Continued)
                  State Street Corp.                                                 7,121 $   597,452             0.2%
                  SunTrust Banks, Inc.                                              17,916   1,017,808             0.3%
                  Travelers Cos., Inc. (The)                                        16,747   2,037,440             0.6%
                  Unum Group                                                        17,768     823,191             0.2%
                  Validus Holdings, Ltd.                                             3,228     178,444             0.1%
                  Voya Financial, Inc.                                               6,430     240,353             0.1%
                  Wells Fargo & Co.                                                 61,541   3,313,367             1.0%
#                 WR Berkley Corp.                                                   3,665     249,147             0.1%
                  XL Group, Ltd.                                                    13,379     559,911             0.2%
                  Zions Bancorporation                                              14,180     567,625             0.2%
                                                                                           ----------- ---------------
Total Financials                                                                            77,797,101            23.6%
                                                                                           ----------- ---------------
Health Care -- (11.7%)
                  Abbott Laboratories                                               55,821   2,436,028             0.7%
                  Aetna, Inc.                                                       21,525   2,907,382             0.9%
                  Allergan P.L.C.                                                    6,507   1,586,797             0.5%
                  Anthem, Inc.                                                      16,612   2,955,109             0.9%
                  Baxter International, Inc.                                         2,568     142,986             0.1%
#*                Bio-Rad Laboratories, Inc. Class A                                   301      65,696             0.0%
*                 Centene Corp.                                                     13,997   1,041,377             0.3%
                  Cigna Corp.                                                        3,559     556,521             0.2%
                  Danaher Corp.                                                     24,740   2,061,584             0.6%
*                 DaVita, Inc.                                                       9,864     680,715             0.2%
                  DENTSPLY SIRONA, Inc.                                              2,010     127,112             0.0%
*                 Envision Healthcare Corp.                                          1,015      56,870             0.0%
*                 Express Scripts Holding Co.                                       37,088   2,274,978             0.7%
                  Humana, Inc.                                                       8,868   1,968,519             0.6%
*                 Laboratory Corp. of America Holdings                              10,340   1,449,151             0.5%
*                 Mallinckrodt P.L.C.                                                7,529     353,261             0.1%
*                 MEDNAX, Inc.                                                       6,258     377,733             0.1%
                  Medtronic P.L.C.                                                  56,140   4,664,673             1.4%
*                 Mylan NV                                                          17,002     635,025             0.2%
#                 Perrigo Co. P.L.C.                                                 1,176      86,953             0.0%
                  Pfizer, Inc.                                                     211,922   7,188,394             2.2%
                  Quest Diagnostics, Inc.                                           12,054   1,271,818             0.4%
*                 Quintiles IMS Holdings, Inc.                                       3,161     266,409             0.1%
                  STERIS P.L.C.                                                      3,174     234,241             0.1%
#*                Taro Pharmaceutical Industries, Ltd.                                 528      61,697             0.0%
                  Thermo Fisher Scientific, Inc.                                    13,948   2,306,023             0.7%
*                 United Therapeutics Corp.                                            822     103,325             0.0%
                  Universal Health Services, Inc. Class B                            6,040     729,390             0.2%
*                 WellCare Health Plans, Inc.                                        1,356     208,024             0.1%
                  Zimmer Biomet Holdings, Inc.                                       3,628     434,090             0.1%
                                                                                           ----------- ---------------
Total Health Care                                                                           39,231,881            11.9%
                                                                                           ----------- ---------------
Industrials -- (9.4%)
*                 AECOM                                                              9,375     320,719             0.1%
                  AGCO Corp.                                                         6,561     419,838             0.1%
                  AMERCO                                                             1,048     392,434             0.1%
                  Arconic, Inc.                                                     29,269     799,922             0.3%
                  Carlisle Cos., Inc.                                                3,990     404,546             0.1%
*                 Colfax Corp.                                                       3,614     146,259             0.1%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Industrials -- (Continued)
                  Copa Holdings SA Class A                                            1,000 $   116,420             0.0%
                  CSX Corp.                                                          59,904   3,045,519             0.9%
                  Cummins, Inc.                                                       3,272     493,876             0.2%
                  Delta Air Lines, Inc.                                              38,247   1,737,944             0.5%
                  Dover Corp.                                                        10,840     855,059             0.3%
                  Eaton Corp. P.L.C.                                                 23,540   1,780,566             0.5%
                  EMCOR Group, Inc.                                                     500      32,870             0.0%
                  FedEx Corp.                                                         7,889   1,496,543             0.5%
                  Fluor Corp.                                                        11,907     611,067             0.2%
                  General Electric Co.                                               10,292     298,365             0.1%
*                 Genesee & Wyoming, Inc. Class A                                     2,123     143,854             0.1%
                  Ingersoll-Rand P.L.C.                                               8,600     763,250             0.2%
                  Jacobs Engineering Group, Inc.                                      6,798     373,346             0.1%
*                 JetBlue Airways Corp.                                              35,732     780,029             0.2%
                  Johnson Controls International P.L.C.                               9,914     412,125             0.1%
                  Kansas City Southern                                                7,931     714,345             0.2%
                  L3 Technologies, Inc.                                               4,691     805,773             0.3%
                  Macquarie Infrastructure Corp.                                      4,831     393,098             0.1%
                  ManpowerGroup, Inc.                                                 7,464     753,715             0.2%
                  Norfolk Southern Corp.                                             17,791   2,090,265             0.6%
                  Orbital ATK, Inc.                                                   2,091     207,009             0.1%
                  Oshkosh Corp.                                                       4,781     331,754             0.1%
                  Owens Corning                                                      12,648     769,631             0.2%
                  PACCAR, Inc.                                                        6,931     462,506             0.1%
                  Pentair P.L.C.                                                     14,566     939,653             0.3%
*                 Quanta Services, Inc.                                               7,594     269,131             0.1%
                  Republic Services, Inc.                                            27,995   1,763,405             0.5%
                  Ryder System, Inc.                                                  1,220      82,850             0.0%
                  Southwest Airlines Co.                                             20,096   1,129,797             0.4%
                  Spirit Aerosystems Holdings, Inc. Class A                             341      19,492             0.0%
                  Stanley Black & Decker, Inc.                                       14,134   1,924,344             0.6%
#*                Stericycle, Inc.                                                    1,476     125,962             0.0%
                  Textron, Inc.                                                      26,803   1,250,628             0.4%
*                 United Continental Holdings, Inc.                                  14,992   1,052,588             0.3%
*                 United Rentals, Inc.                                                2,880     315,821             0.1%
#*                USG Corp.                                                           6,298     190,829             0.1%
*                 XPO Logistics, Inc.                                                10,879     537,314             0.2%
                                                                                            ----------- ---------------
Total Industrials                                                                            31,554,461             9.6%
                                                                                            ----------- ---------------
Information Technology -- (14.3%)
                  Amdocs, Ltd.                                                        6,918     423,658             0.1%
*                 ARRIS International P.L.C.                                         11,357     295,168             0.1%
*                 Arrow Electronics, Inc.                                             9,344     658,752             0.2%
                  Avnet, Inc.                                                        12,553     485,676             0.2%
                  Brocade Communications Systems, Inc.                               16,952     213,087             0.1%
                  CA, Inc.                                                           40,934   1,343,863             0.4%
                  Cisco Systems, Inc.                                               260,924   8,889,681             2.7%
                  Corning, Inc.                                                      42,352   1,221,855             0.4%
                  Cypress Semiconductor Corp.                                         2,100      29,421             0.0%
*                 Dell Technologies, Inc. Class V                                     6,610     443,597             0.1%
                  Dolby Laboratories, Inc. Class A                                    3,000     158,190             0.1%
*                 DXC Technology Co.                                                  9,168     690,717             0.2%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Information Technology -- (Continued)
*                 EchoStar Corp. Class A                                              2,788 $   160,477             0.1%
                  Fidelity National Information Services, Inc.                       17,792   1,497,908             0.5%
*                 Flex, Ltd.                                                         24,033     371,550             0.1%
                  FLIR Systems, Inc.                                                  3,183     116,912             0.0%
                  Hewlett Packard Enterprise Co.                                    106,724   1,988,268             0.6%
                  HP, Inc.                                                          106,724   2,008,546             0.6%
                  Intel Corp.                                                       314,314  11,362,451             3.4%
                  Jabil Circuit, Inc.                                                12,756     370,179             0.1%
                  Juniper Networks, Inc.                                             33,481   1,006,774             0.3%
                  Lam Research Corp.                                                 13,623   1,973,291             0.6%
                  Leidos Holdings, Inc.                                              11,497     605,432             0.2%
                  Marvell Technology Group, Ltd.                                     12,733     191,250             0.1%
*                 Micron Technology, Inc.                                            71,442   1,976,800             0.6%
*                 Microsemi Corp.                                                     1,900      89,186             0.0%
*                 Nuance Communications, Inc.                                        10,257     183,498             0.1%
                  NVIDIA Corp.                                                       22,756   2,373,451             0.7%
*                 ON Semiconductor Corp.                                              6,872      97,445             0.0%
*                 Qorvo, Inc.                                                         4,400     299,332             0.1%
                  QUALCOMM, Inc.                                                     32,794   1,762,350             0.5%
                  SS&C Technologies Holdings, Inc.                                    2,313      84,980             0.0%
                  SYNNEX Corp.                                                        3,200     346,976             0.1%
*                 Synopsys, Inc.                                                      2,343     172,679             0.1%
                  TE Connectivity, Ltd.                                              12,019     929,910             0.3%
                  Teradyne, Inc.                                                        649      22,890             0.0%
                  Western Digital Corp.                                              17,977   1,601,211             0.5%
                  Xerox Corp.                                                       110,709     795,998             0.2%
*                 Yahoo!, Inc.                                                       14,597     703,721             0.2%
*                 Zillow Group, Inc. Class C                                          1,285      50,115             0.0%
                                                                                            ----------- ---------------
Total Information Technology                                                                 47,997,245            14.6%
                                                                                            ----------- ---------------
Materials -- (3.6%)
                  Albemarle Corp.                                                     6,808     741,459             0.2%
                  Alcoa Corp.                                                         7,959     268,457             0.1%
                  Ashland Global Holdings, Inc.                                       6,533     806,826             0.3%
#                 CF Industries Holdings, Inc.                                       22,955     613,817             0.2%
                  Dow Chemical Co. (The)                                              7,551     474,203             0.1%
                  Eastman Chemical Co.                                               13,508   1,077,263             0.3%
*                 Freeport-McMoRan, Inc.                                             27,065     345,079             0.1%
                  Huntsman Corp.                                                      6,064     150,205             0.1%
                  International Paper Co.                                             2,117     114,254             0.0%
                  Martin Marietta Materials, Inc.                                     1,361     299,679             0.1%
                  Mosaic Co. (The)                                                   21,306     573,771             0.2%
                  Newmont Mining Corp.                                               43,128   1,458,158             0.4%
                  Nucor Corp.                                                        30,804   1,889,209             0.6%
                  Olin Corp.                                                         15,917     511,413             0.2%
                  Reliance Steel & Aluminum Co.                                       5,582     439,973             0.1%
                  Royal Gold, Inc.                                                      600      42,408             0.0%
                  Steel Dynamics, Inc.                                               20,010     723,161             0.2%
                  United States Steel Corp.                                           3,500      78,120             0.0%
                  Vulcan Materials Co.                                                4,850     586,268             0.2%
                  Westlake Chemical Corp.                                             5,052     314,487             0.1%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                    SHARES      VALUE+    OF NET ASSETS**
                                                                                   --------- ------------ ---------------
Materials -- (Continued)
                  WestRock Co.                                                        14,263 $    763,926             0.2%
                                                                                             ------------ ---------------
Total Materials                                                                                12,272,136             3.7%
                                                                                             ------------ ---------------
Real Estate -- (0.0%)
*                 Howard Hughes Corp. (The)                                              145       17,851             0.0%
                  Jones Lang LaSalle, Inc.                                             1,032      118,536             0.0%
                                                                                             ------------ ---------------
Total Real Estate                                                                                 136,387             0.0%
                                                                                             ------------ ---------------
Telecommunication Services -- (4.7%)
                  AT&T, Inc.                                                         312,501   12,384,415             3.8%
#                 CenturyLink, Inc.                                                   51,515    1,322,390             0.4%
#                 Frontier Communications Corp.                                       62,403      117,318             0.0%
*                 Level 3 Communications, Inc.                                        10,765      654,081             0.2%
*                 Sprint Corp.                                                        33,154      299,381             0.1%
*                 T-Mobile US, Inc.                                                   13,578      913,392             0.3%
                                                                                             ------------ ---------------
Total Telecommunication Services                                                               15,690,977             4.8%
                                                                                             ------------ ---------------
Utilities -- (0.2%)
*                 Calpine Corp.                                                       19,916      203,143             0.1%
                  NRG Energy, Inc.                                                    25,910      437,879             0.1%
                                                                                             ------------ ---------------
Total Utilities                                                                                   641,022             0.2%
                                                                                             ------------ ---------------
TOTAL COMMON STOCKS                                                                           329,912,897           100.1%
                                                                                             ------------ ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
                  State Street Institutional U.S. Government Money Market Fund,
                    0.680%                                                         1,156,337    1,156,337             0.4%
                                                                                             ------------ ---------------
SECURITIES LENDING COLLATERAL -- (1.5%)
(S)@              DFA Short Term Investment Fund                                     421,483    4,877,818             1.4%
                                                                                             ------------ ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $251,910,619)                                            $335,947,052           101.9%
                                                                                             ============ ===============

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  --------------------------------------------
                                                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                                                  ------------ ---------- ------- ------------
Common Stocks
   Consumer Discretionary                                         $ 45,228,084         --      -- $ 45,228,084
   Consumer Staples                                                 22,148,925         --      --   22,148,925
   Energy                                                           37,214,678         --      --   37,214,678
   Financials                                                       77,797,101         --      --   77,797,101
   Health Care                                                      39,231,881         --      --   39,231,881
   Industrials                                                      31,554,461         --      --   31,554,461
   Information Technology                                           47,997,245         --      --   47,997,245
   Materials                                                        12,272,136         --      --   12,272,136
   Real Estate                                                         136,387         --      --      136,387
   Telecommunication Services                                       15,690,977         --      --   15,690,977
   Utilities                                                           641,022         --      --      641,022
Temporary Cash Investments                                           1,156,337         --      --    1,156,337
Securities Lending Collateral                                               -- $4,877,818      --    4,877,818
                                                                  ------------ ---------- ------- ------------
TOTAL                                                             $331,069,234 $4,877,818      -- $335,947,052
                                                                  ============ ========== ======= ============

                       VA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
COMMON STOCKS -- (91.2%)
AUSTRALIA -- (5.6%)
#                 Alumina, Ltd.                                                      51,921 $    71,276             0.0%
                  Aurizon Holdings, Ltd.                                            119,629     461,307             0.2%
#                 Australia & New Zealand Banking Group, Ltd.                        95,976   2,349,394             1.1%
                  Bank of Queensland, Ltd.                                           16,620     148,701             0.1%
                  Bendigo & Adelaide Bank, Ltd.                                      25,322     233,031             0.1%
                  BHP Billiton, Ltd.                                                167,909   2,989,441             1.4%
                  BHP Billiton, Ltd. Sponsored ADR                                    1,200      42,720             0.0%
                  BlueScope Steel, Ltd.                                              43,992     384,355             0.2%
                  Boral, Ltd.                                                        68,274     314,712             0.2%
                  Crown Resorts, Ltd.                                                 6,319      59,085             0.0%
                  Fortescue Metals Group, Ltd.                                      182,089     721,737             0.4%
                  Harvey Norman Holdings, Ltd.                                        6,044      18,958             0.0%
                  Incitec Pivot, Ltd.                                                73,326     207,744             0.1%
                  LendLease Group                                                    20,004     240,161             0.1%
                  Newcrest Mining, Ltd.                                              33,350     535,045             0.3%
#                 Oil Search, Ltd.                                                   27,010     145,744             0.1%
*                 Origin Energy, Ltd.                                                52,124     280,494             0.1%
                  QBE Insurance Group, Ltd.                                          46,090     442,822             0.2%
                  Rio Tinto, Ltd.                                                     4,906     222,103             0.1%
*                 Santos, Ltd.                                                       88,053     228,594             0.1%
                  South32, Ltd.                                                     216,709     449,085             0.2%
                  South32, Ltd. ADR                                                     480       4,963             0.0%
                  Star Entertainment Grp, Ltd. (The)                                 68,502     285,327             0.1%
                  Suncorp Group, Ltd.                                                64,509     665,000             0.3%
                  Woodside Petroleum, Ltd.                                           52,384   1,260,960             0.6%
                                                                                            ----------- ---------------
TOTAL AUSTRALIA                                                                              12,762,759             6.0%
                                                                                            ----------- ---------------
AUSTRIA -- (0.1%)
                  Erste Group Bank AG                                                 2,529      90,548             0.0%
*                 Raiffeisen Bank International AG                                    6,797     154,946             0.1%
                                                                                            ----------- ---------------
TOTAL AUSTRIA                                                                                   245,494             0.1%
                                                                                            ----------- ---------------
BELGIUM -- (0.9%)
                  Ageas                                                              12,339     505,222             0.3%
                  KBC Group NV                                                        8,675     626,915             0.3%
                  Solvay SA                                                           5,386     685,051             0.3%
#                 UCB SA                                                              3,093     241,406             0.1%
                                                                                            ----------- ---------------
TOTAL BELGIUM                                                                                 2,058,594             1.0%
                                                                                            ----------- ---------------
CANADA -- (7.6%)
                  AltaGas, Ltd.                                                       2,109      47,261             0.0%
                  Bank of Montreal                                                   32,647   2,313,040             1.1%
*                 BlackBerry, Ltd.                                                   11,444     106,887             0.1%
                  Cameco Corp.                                                       21,467     205,868             0.1%
                  Canadian Natural Resources, Ltd.                                   27,846     887,452             0.4%
                  Cenovus Energy, Inc.                                               36,533     364,599             0.2%
#                 Crescent Point Energy Corp.(B67C8W8)                               22,411     221,803             0.1%
                  Crescent Point Energy Corp.(22576C101)                             15,573     154,328             0.1%
                  Element Fleet Management Corp.                                     10,800      94,862             0.0%
                  Empire Co., Ltd. Class A                                           16,101     248,052             0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
CANADA -- (Continued)
#                 Enbridge Income Fund Holdings, Inc.                                 6,500 $   159,518             0.1%
                  Encana Corp.                                                       24,241     259,379             0.1%
                  Fairfax Financial Holdings, Ltd.                                    1,351     617,577             0.3%
                  First Quantum Minerals, Ltd.                                       28,330     270,007             0.1%
                  Goldcorp, Inc.(380956409)                                          36,283     506,511             0.2%
                  Goldcorp, Inc.(2676302)                                             4,000      55,734             0.0%
*                 Husky Energy, Inc.                                                 25,161     290,495             0.1%
                  Imperial Oil, Ltd.                                                  5,685     165,263             0.1%
                  Industrial Alliance Insurance & Financial Services, Inc.            9,774     412,355             0.2%
*                 Kinross Gold Corp.                                                 80,284     279,366             0.1%
                  Lundin Mining Corp.                                                60,920     324,895             0.2%
                  Magna International, Inc.                                          21,458     896,301             0.4%
                  Manulife Financial Corp.(56501R106)                                69,281   1,215,881             0.6%
                  Manulife Financial Corp.(2492519)                                  36,620     642,235             0.3%
                  Potash Corp. of Saskatchewan, Inc.                                 30,785     519,651             0.3%
                  Silver Wheaton Corp.                                                3,929      78,462             0.0%
                  Sun Life Financial, Inc.(2566124)                                   9,704     342,720             0.2%
                  Sun Life Financial, Inc.(866796105)                                18,512     653,844             0.3%
                  Suncor Energy, Inc.(867224107)                                     34,074   1,068,561             0.5%
                  Suncor Energy, Inc.(B3NB1P2)                                       55,331   1,734,045             0.8%
                  Tahoe Resources, Inc.                                               6,200      50,234             0.0%
                  Teck Resources, Ltd. Class B(878742204)                            37,769     783,329             0.4%
                  Teck Resources, Ltd. Class B(2879327)                              14,790     306,841             0.2%
*                 Tourmaline Oil Corp.                                               17,573     345,268             0.2%
*                 Turquoise Hill Resources, Ltd.                                     38,520     104,974             0.1%
                  Veresen, Inc.                                                       5,200      58,017             0.0%
#                 Whitecap Resources, Inc.                                           22,800     161,348             0.1%
                  WSP Global, Inc.                                                    7,906     288,023             0.1%
                  Yamana Gold, Inc.                                                  17,952      48,265             0.0%
                                                                                            ----------- ---------------
TOTAL CANADA                                                                                 17,283,251             8.2%
                                                                                            ----------- ---------------
DENMARK -- (1.4%)
                  AP Moller - Maersk A.S. Class A                                       131     217,328             0.1%
                  AP Moller - Maersk A.S. Class B                                       250     431,259             0.2%
                  Carlsberg A.S. Class B                                              4,166     415,694             0.2%
                  Danske Bank A.S.                                                   17,115     622,276             0.3%
                  DSV A.S.                                                           11,168     621,895             0.3%
                  ISS A.S.                                                           10,604     439,856             0.2%
                  Vestas Wind Systems A.S.                                            5,341     459,575             0.2%
*                 William Demant Holding A.S.                                         3,090      70,723             0.0%
                                                                                            ----------- ---------------
TOTAL DENMARK                                                                                 3,278,606             1.5%
                                                                                            ----------- ---------------
FINLAND -- (1.0%)
#                 Fortum Oyj                                                         19,601     285,004             0.1%
                  Nokia Oyj                                                         117,917     674,113             0.3%
#                 Stora Enso Oyj Class R                                             36,977     438,839             0.2%
                  UPM-Kymmene Oyj                                                    30,093     792,850             0.4%
                                                                                            ----------- ---------------
TOTAL FINLAND                                                                                 2,190,806             1.0%
                                                                                            ----------- ---------------
FRANCE -- (9.3%)
#                 AXA SA                                                             53,063   1,415,727             0.7%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                                   ------- ----------- ---------------
FRANCE -- (Continued)
                  BNP Paribas SA                                                    46,969 $ 3,314,940             1.6%
                  Bollore SA                                                        31,664     128,839             0.1%
                  Bouygues SA                                                       12,585     528,996             0.2%
#                 Casino Guichard Perrachon SA                                       4,505     271,311             0.1%
                  Cie de Saint-Gobain                                                8,227     443,903             0.2%
                  Cie Generale des Etablissements Michelin                           2,425     317,192             0.1%
                  CNP Assurances                                                    15,989     333,990             0.2%
                  Credit Agricole SA                                                21,028     312,767             0.1%
                  Electricite de France SA                                          24,577     205,163             0.1%
                  Engie SA                                                          74,487   1,050,270             0.5%
                  Natixis SA                                                        41,903     291,611             0.1%
                  Orange SA                                                        107,079   1,657,298             0.8%
*                 Peugeot SA                                                        43,409     910,096             0.4%
                  Renault SA                                                        15,215   1,418,816             0.7%
#                 SCOR SE                                                            5,023     198,695             0.1%
                  Societe Generale SA                                               33,936   1,860,801             0.9%
                  STMicroelectronics NV                                             47,325     759,740             0.4%
                  Total SA                                                         105,139   5,397,121             2.5%
#                 Vivendi SA                                                        20,623     409,061             0.2%
                                                                                           ----------- ---------------
TOTAL FRANCE                                                                                21,226,337            10.0%
                                                                                           ----------- ---------------
GERMANY -- (7.1%)
                  Allianz SE                                                        12,806   2,437,975             1.2%
                  Allianz SE Sponsored ADR                                          37,493     712,704             0.3%
                  Bayerische Motoren Werke AG                                       18,346   1,752,809             0.8%
*                 Commerzbank AG                                                    30,515     299,155             0.1%
                  Daimler AG                                                        51,030   3,802,464             1.8%
*                 Deutsche Bank AG(D18190898)                                       42,228     763,060             0.4%
*                 Deutsche Bank AG(5750355)                                         16,858     303,120             0.1%
                  Deutsche Lufthansa AG                                             20,576     354,982             0.2%
                  Evonik Industries AG                                               9,519     317,839             0.2%
#                 Fraport AG Frankfurt Airport Services Worldwide                    2,342     184,253             0.1%
                  Fresenius Medical Care AG & Co. KGaA                               7,936     704,473             0.3%
                  Hannover Rueck SE                                                  1,277     153,194             0.1%
                  HeidelbergCement AG                                                6,512     602,864             0.3%
                  Lanxess AG                                                         6,336     457,500             0.2%
                  Linde AG                                                           4,169     749,121             0.4%
#                 MAN SE                                                               403      42,342             0.0%
                  Metro AG                                                          15,951     524,937             0.2%
                  Muenchener Rueckversicherungs-Gesellschaft AG                      2,898     555,602             0.3%
                  Osram Licht AG                                                     1,822     122,055             0.1%
*                 RWE AG                                                            30,361     502,876             0.2%
*                 Talanx AG                                                          3,757     135,431             0.1%
#                 Telefonica Deutschland Holding AG                                 41,093     199,249             0.1%
*                 Uniper SE                                                         16,317     267,797             0.1%
                  Volkswagen AG                                                      1,851     298,465             0.1%
                                                                                           ----------- ---------------
TOTAL GERMANY                                                                               16,244,267             7.7%
                                                                                           ----------- ---------------
HONG KONG -- (2.5%)
                  Cathay Pacific Airways, Ltd.                                     116,000     166,950             0.1%
                  CK Hutchison Holdings, Ltd.                                      124,512   1,554,817             0.7%
                  Guoco Group, Ltd.                                                  1,000      11,478             0.0%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
HONG KONG -- (Continued)
                  Hang Lung Group, Ltd.                                              62,000 $  258,535             0.1%
                  Hang Lung Properties, Ltd.                                         88,000    230,576             0.1%
                  Henderson Land Development Co., Ltd.                               25,000    158,261             0.1%
                  Hopewell Holdings, Ltd.                                             3,500     13,375             0.0%
                  Kerry Properties, Ltd.                                             26,500     99,065             0.0%
                  MTR Corp., Ltd.                                                    33,054    190,165             0.1%
                  New World Development Co., Ltd.                                   292,520    363,751             0.2%
                  NWS Holdings, Ltd.                                                 64,247    120,653             0.1%
                  Orient Overseas International, Ltd.                                 5,500     29,361             0.0%
                  Shangri-La Asia, Ltd.                                              76,000    108,772             0.1%
                  Sino Land Co., Ltd.                                                94,303    159,584             0.1%
                  Sun Hung Kai Properties, Ltd.                                      51,362    769,660             0.4%
                  Swire Pacific, Ltd. Class A                                        31,500    303,749             0.1%
                  Swire Pacific, Ltd. Class B                                        47,500     80,578             0.0%
                  Wharf Holdings, Ltd. (The)                                         44,635    380,559             0.2%
                  Wheelock & Co., Ltd.                                               59,000    459,575             0.2%
                  Yue Yuen Industrial Holdings, Ltd.                                 47,000    185,801             0.1%
                                                                                            ---------- ---------------
TOTAL HONG KONG                                                                              5,645,265             2.7%
                                                                                            ---------- ---------------
IRELAND -- (0.4%)
*                 Bank of Ireland                                                   909,820    229,036             0.1%
                  CRH P.L.C. Sponsored ADR                                           13,556    492,354             0.2%
                  Paddy Power Betfair P.L.C.                                            918    102,168             0.1%
                                                                                            ---------- ---------------
TOTAL IRELAND                                                                                  823,558             0.4%
                                                                                            ---------- ---------------
ISRAEL -- (0.4%)
                  Bank Hapoalim BM                                                   64,982    405,248             0.2%
*                 Bank Leumi Le-Israel BM                                            93,384    436,725             0.2%
                  Mizrahi Tefahot Bank, Ltd.                                          1,382     22,294             0.0%
                                                                                            ---------- ---------------
TOTAL ISRAEL                                                                                   864,267             0.4%
                                                                                            ---------- ---------------
ITALY -- (1.6%)
*                 Fiat Chrysler Automobiles NV                                       82,404    935,986             0.4%
                  Intesa Sanpaolo SpA                                                46,670    136,234             0.1%
                  Mediobanca SpA                                                     25,439    244,636             0.1%
*                 Telecom Italia SpA                                                574,660    510,064             0.2%
*                 Telecom Italia SpA Sponsored ADR                                   18,000    160,200             0.1%
*                 UniCredit SpA                                                      97,112  1,581,221             0.8%
                                                                                            ---------- ---------------
TOTAL ITALY                                                                                  3,568,341             1.7%
                                                                                            ---------- ---------------
JAPAN -- (20.2%)
                  Aeon Co., Ltd.                                                     22,600    334,952             0.2%
                  Aisin Seiki Co., Ltd.                                               6,500    318,351             0.2%
                  Alfresa Holdings Corp.                                              4,300     77,648             0.0%
                  Amada Holdings Co., Ltd.                                            8,800    104,626             0.1%
                  Aoyama Trading Co., Ltd.                                            1,900     67,884             0.0%
                  Asahi Glass Co., Ltd.                                              77,000    667,171             0.3%
                  Asahi Kasei Corp.                                                  28,000    266,997             0.1%
                  Bank of Kyoto, Ltd. (The)                                           8,000     63,357             0.0%
                  Brother Industries, Ltd.                                            2,700     55,554             0.0%
                  Canon Marketing Japan, Inc.                                         4,600     96,943             0.0%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Chiba Bank, Ltd. (The)                                             22,000 $  147,379             0.1%
                  Chugoku Bank, Ltd. (The)                                            4,700     69,823             0.0%
                  Citizen Watch Co., Ltd.                                            20,500    136,007             0.1%
                  Coca-Cola Bottlers Japan, Inc.                                      4,900    146,105             0.1%
                  COMSYS Holdings Corp.                                               4,600     87,506             0.0%
                  Concordia Financial Group, Ltd.                                    46,000    211,591             0.1%
                  Credit Saison Co., Ltd.                                             3,500     63,776             0.0%
                  Dai Nippon Printing Co., Ltd.                                      13,000    144,724             0.1%
                  Dai-ichi Life Holdings, Inc.                                       45,200    770,208             0.4%
                  Daicel Corp.                                                       16,500    189,414             0.1%
                  Daido Steel Co., Ltd.                                               3,000     16,704             0.0%
                  Daiwa Securities Group, Inc.                                       29,000    176,418             0.1%
                  Denka Co., Ltd.                                                    27,000    139,113             0.1%
                  Denso Corp.                                                         7,100    306,419             0.1%
                  DIC Corp.                                                           4,700    167,305             0.1%
                  Dowa Holdings Co., Ltd.                                            10,000     74,446             0.0%
                  Ebara Corp.                                                         6,100    185,829             0.1%
                  Fuji Media Holdings, Inc.                                           1,800     25,737             0.0%
                  FUJIFILM Holdings Corp.                                            20,900    775,696             0.4%
                  Fukuoka Financial Group, Inc.                                      22,000    100,361             0.0%
                  Glory, Ltd.                                                         1,200     40,294             0.0%
                  Gunma Bank, Ltd. (The)                                             12,000     64,370             0.0%
                  H2O Retailing Corp.                                                 4,100     69,591             0.0%
                  Hachijuni Bank, Ltd. (The)                                         15,000     88,580             0.0%
                  Hankyu Hanshin Holdings, Inc.                                      13,500    445,951             0.2%
                  Heiwa Corp.                                                         2,300     59,277             0.0%
                  Hiroshima Bank, Ltd. (The)                                         25,000    107,923             0.1%
                  Hitachi Capital Corp.                                               4,300    105,288             0.1%
                  Hitachi Chemical Co., Ltd.                                          4,000    114,556             0.1%
                  Hitachi Construction Machinery Co., Ltd.                            7,000    180,459             0.1%
                  Hitachi Metals, Ltd.                                               12,800    179,255             0.1%
                  Hitachi Transport System, Ltd.                                        900     19,128             0.0%
                  Hitachi, Ltd.                                                     226,000  1,248,507             0.6%
                  Hokuhoku Financial Group, Inc.                                      4,600     72,254             0.0%
                  Honda Motor Co., Ltd.                                              76,400  2,223,672             1.1%
                  House Foods Group, Inc.                                             2,700     60,104             0.0%
                  Ibiden Co., Ltd.                                                    5,300     93,294             0.0%
                  Idemitsu Kosan Co., Ltd.                                            7,200    230,198             0.1%
*                 IHI Corp.                                                          10,000     33,864             0.0%
                  Iida Group Holdings Co., Ltd.                                      11,700    186,331             0.1%
                  Inpex Corp.                                                        41,000    392,879             0.2%
                  Isetan Mitsukoshi Holdings, Ltd.                                    8,500     92,881             0.0%
                  ITOCHU Corp.                                                       33,800    478,269             0.2%
                  J Front Retailing Co., Ltd.                                        16,800    242,172             0.1%
                  JFE Holdings, Inc.                                                 27,400    467,351             0.2%
                  JSR Corp.                                                           5,900    107,826             0.1%
                  JTEKT Corp.                                                        13,000    205,062             0.1%
                  JXTG Holdings, Inc.                                               100,327    452,679             0.2%
#                 K's Holdings Corp.                                                  1,400     26,931             0.0%
                  Kamigumi Co., Ltd.                                                  8,000     72,697             0.0%
                  Kaneka Corp.                                                       36,000    283,854             0.1%
                  Kawasaki Heavy Industries, Ltd.                                    53,000    160,463             0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
#*                Kawasaki Kisen Kaisha, Ltd.                                        29,000 $   76,250             0.0%
                  Kinden Corp.                                                        2,000     30,258             0.0%
#*                Kobe Steel, Ltd.                                                   20,500    182,123             0.1%
                  Komatsu, Ltd.                                                      15,300    408,839             0.2%
                  Konica Minolta, Inc.                                               33,500    296,563             0.1%
                  Kuraray Co., Ltd.                                                  24,100    388,953             0.2%
                  Kyocera Corp.                                                       4,600    260,521             0.1%
                  Kyushu Financial Group, Inc.                                        5,550     34,605             0.0%
                  LIXIL Group Corp.                                                  11,800    294,915             0.1%
                  Marubeni Corp.                                                     87,800    541,176             0.3%
                  Mazda Motor Corp.                                                  45,300    669,184             0.3%
                  Mebuki Financial Group, Inc.                                       28,540    111,986             0.1%
                  Medipal Holdings Corp.                                              7,000    115,976             0.1%
                  Mitsubishi Chemical Holdings Corp.                                 54,100    423,451             0.2%
                  Mitsubishi Corp.                                                   23,500    507,132             0.2%
                  Mitsubishi Gas Chemical Co., Inc.                                  11,500    245,906             0.1%
                  Mitsubishi Heavy Industries, Ltd.                                 153,000    613,051             0.3%
                  Mitsubishi Logistics Corp.                                          2,000     25,875             0.0%
                  Mitsubishi Materials Corp.                                          8,300    247,147             0.1%
                  Mitsubishi UFJ Financial Group, Inc.                              397,400  2,518,162             1.2%
                  Mitsubishi UFJ Lease & Finance Co., Ltd.                           27,100    141,621             0.1%
                  Mitsui & Co., Ltd.                                                 26,900    379,844             0.2%
                  Mitsui Chemicals, Inc.                                             49,000    250,718             0.1%
                  Mitsui Fudosan Co., Ltd.                                            4,000     88,009             0.0%
                  Mitsui OSK Lines, Ltd.                                             58,000    177,573             0.1%
                  Mizuho Financial Group, Inc.                                      832,700  1,522,116             0.7%
                  MS&AD Insurance Group Holdings, Inc.                               17,550    572,201             0.3%
                  NEC Corp.                                                         196,000    487,350             0.2%
                  NGK Spark Plug Co., Ltd.                                            7,700    166,993             0.1%
                  NHK Spring Co., Ltd.                                               10,800    120,646             0.1%
                  Nikon Corp.                                                        12,600    179,870             0.1%
                  Nippo Corp.                                                         5,000     96,331             0.0%
                  Nippon Electric Glass Co., Ltd.                                    14,000     86,833             0.0%
                  Nippon Express Co., Ltd.                                           67,000    367,795             0.2%
                  Nippon Paper Industries Co., Ltd.                                   8,000    151,247             0.1%
                  Nippon Shokubai Co., Ltd.                                           2,200    147,784             0.1%
                  Nippon Steel & Sumitomo Metal Corp.                                38,318    862,941             0.4%
*                 Nippon Yusen K.K.                                                 101,000    203,066             0.1%
                  Nissan Motor Co., Ltd.                                            107,100  1,020,188             0.5%
                  Nisshin Seifun Group, Inc.                                            900     13,828             0.0%
                  Nisshinbo Holdings, Inc.                                            3,000     30,666             0.0%
                  NOK Corp.                                                           6,500    154,930             0.1%
                  Nomura Real Estate Holdings, Inc.                                   6,300    106,560             0.1%
                  NSK, Ltd.                                                           3,500     47,863             0.0%
                  NTN Corp.                                                          28,000    142,723             0.1%
                  Obayashi Corp.                                                      9,000     87,380             0.0%
                  Oji Holdings Corp.                                                 61,000    295,240             0.1%
                  ORIX Corp.                                                         51,300    784,004             0.4%
                  Resona Holdings, Inc.                                             117,600    653,761             0.3%
                  Ricoh Co., Ltd.                                                    55,100    459,281             0.2%
                  Rohm Co., Ltd.                                                      2,400    168,547             0.1%
                  Sankyo Co., Ltd.                                                    1,800     62,776             0.0%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                                   ------- ----------- ---------------
JAPAN -- (Continued)
                  SBI Holdings, Inc.                                                 8,380 $   116,249             0.1%
                  Sega Sammy Holdings, Inc.                                          1,100      14,769             0.0%
                  Seino Holdings Co., Ltd.                                           5,000      57,909             0.0%
                  Sekisui House, Ltd.                                               21,300     353,831             0.2%
                  Shinsei Bank, Ltd.                                                55,000     102,688             0.1%
                  Shizuoka Bank, Ltd. (The)                                         13,000     109,728             0.1%
*                 Showa Denko K.K.                                                   7,400     141,339             0.1%
                  Sojitz Corp.                                                      34,370      87,378             0.0%
                  Sompo Holdings, Inc.                                               2,697     101,921             0.1%
                  Sumitomo Chemical Co., Ltd.                                      109,000     615,142             0.3%
                  Sumitomo Corp.                                                    17,700     236,531             0.1%
                  Sumitomo Electric Industries, Ltd.                                46,600     761,069             0.4%
                  Sumitomo Forestry Co., Ltd.                                        6,300      96,460             0.0%
                  Sumitomo Heavy Industries, Ltd.                                   33,000     230,211             0.1%
                  Sumitomo Metal Mining Co., Ltd.                                   18,000     243,747             0.1%
                  Sumitomo Mitsui Financial Group, Inc.                             51,500   1,912,227             0.9%
                  Sumitomo Mitsui Trust Holdings, Inc.                              12,503     428,299             0.2%
                  Sumitomo Rubber Industries, Ltd.                                  14,600     262,780             0.1%
                  Suzuken Co., Ltd.                                                  1,700      56,254             0.0%
                  T&D Holdings, Inc.                                                31,200     463,930             0.2%
                  Taiheiyo Cement Corp.                                             80,000     265,854             0.1%
                  Takashimaya Co., Ltd.                                             22,000     202,576             0.1%
                  TDK Corp.                                                          7,700     477,058             0.2%
                  Teijin, Ltd.                                                      11,800     228,629             0.1%
                  THK Co., Ltd.                                                      1,500      38,690             0.0%
                  Tokai Rika Co., Ltd.                                               2,300      42,818             0.0%
                  Tokio Marine Holdings, Inc.                                        2,700     113,842             0.1%
                  Tokyo Tatemono Co., Ltd.                                           7,500     102,465             0.1%
                  Tokyu Fudosan Holdings Corp.                                      35,400     193,330             0.1%
                  Toppan Printing Co., Ltd.                                         20,000     201,336             0.1%
                  Tosoh Corp.                                                       31,000     291,357             0.1%
                  Toyo Seikan Group Holdings, Ltd.                                   7,800     130,813             0.1%
                  Toyoda Gosei Co., Ltd.                                             6,400     170,088             0.1%
                  Toyota Industries Corp.                                            3,800     189,294             0.1%
                  Toyota Motor Corp.                                                59,770   3,234,797             1.5%
#                 Toyota Motor Corp. Sponsored ADR                                   1,100     118,954             0.1%
                  Toyota Tsusho Corp.                                               14,000     442,022             0.2%
                  Ube Industries, Ltd.                                              59,000     137,161             0.1%
                  Yamada Denki Co., Ltd.                                            51,200     268,882             0.1%
                  Yamaguchi Financial Group, Inc.                                    6,000      66,477             0.0%
                  Yokohama Rubber Co., Ltd. (The)                                    6,100     119,777             0.1%
                  Zeon Corp.                                                         4,000      45,544             0.0%
                                                                                           ----------- ---------------
TOTAL JAPAN                                                                                 46,090,988            21.7%
                                                                                           ----------- ---------------
NETHERLANDS -- (2.6%)
                  Aegon NV                                                          46,736     238,534             0.1%
*                 ArcelorMittal(B03XPL1)                                            58,040     456,098             0.2%
#*                ArcelorMittal(B295F26)                                            52,913     412,721             0.2%
                  Boskalis Westminster                                               2,402      88,352             0.1%
                  Coca-Cola European Partners P.L.C.                                 1,208      45,712             0.0%
                  Gemalto NV                                                         2,954     165,459             0.1%
                  ING Groep NV                                                     105,622   1,721,588             0.8%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
NETHERLANDS -- (Continued)
#                 ING Groep NV Sponsored ADR                                         18,092 $  294,538             0.1%
                  Koninklijke Ahold Delhaize NV                                      45,934    951,524             0.5%
                  Koninklijke DSM NV                                                  9,452    676,368             0.3%
                  Koninklijke Philips NV                                             14,338    493,514             0.2%
                  NN Group NV                                                        14,047    465,724             0.2%
                                                                                            ---------- ---------------
TOTAL NETHERLANDS                                                                            6,010,132             2.8%
                                                                                            ---------- ---------------
NEW ZEALAND -- (0.1%)
                  Fletcher Building, Ltd.                                            33,834    198,550             0.1%
                  Fonterra Co-operative Group, Ltd.                                   4,334     17,796             0.0%
                                                                                            ---------- ---------------
TOTAL NEW ZEALAND                                                                              216,346             0.1%
                                                                                            ---------- ---------------
NORWAY -- (0.7%)
#                 DNB ASA                                                            44,374    692,515             0.3%
                  Norsk Hydro ASA                                                    53,446    304,570             0.1%
                  Statoil ASA                                                         5,853     96,392             0.1%
                  Storebrand ASA                                                     20,270    133,562             0.1%
                  Subsea 7 SA                                                        11,693    192,696             0.1%
                  Yara International ASA                                              5,189    192,953             0.1%
                                                                                            ---------- ---------------
TOTAL NORWAY                                                                                 1,612,688             0.8%
                                                                                            ---------- ---------------
PORTUGAL -- (0.0%)
#                 EDP Renovaveis SA                                                   7,795     59,403             0.0%
                                                                                            ---------- ---------------
TOTAL PORTUGAL                                                                                  59,403             0.0%
                                                                                            ---------- ---------------
SINGAPORE -- (0.9%)
                  CapitaLand, Ltd.                                                   68,500    184,056             0.1%
                  City Developments, Ltd.                                            35,800    276,260             0.1%
                  DBS Group Holdings, Ltd.                                           31,400    433,647             0.2%
                  Golden Agri-Resources, Ltd.                                       242,500     62,385             0.0%
                  Hutchison Port Holdings Trust                                     275,100    111,368             0.1%
                  Keppel Corp., Ltd.                                                 38,400    178,541             0.1%
                  SembCorp Industries, Ltd.                                          71,700    155,353             0.1%
#                 Singapore Airlines, Ltd.                                           55,100    403,649             0.1%
                  United Industrial Corp., Ltd.                                      13,400     30,305             0.0%
                  UOL Group, Ltd.                                                    23,399    121,194             0.1%
                  Wilmar International, Ltd.                                         16,400     41,657             0.0%
                                                                                            ---------- ---------------
TOTAL SINGAPORE                                                                              1,998,415             0.9%
                                                                                            ---------- ---------------
SPAIN -- (3.0%)
                  Banco de Sabadell SA                                              393,251    756,380             0.4%
#                 Banco Santander SA                                                695,448  4,532,178             2.1%
                  CaixaBank SA                                                      118,108    536,262             0.3%
                  Iberdrola SA                                                       54,105    388,948             0.2%
                  Repsol SA                                                          44,403    700,828             0.3%
                                                                                            ---------- ---------------
TOTAL SPAIN                                                                                  6,914,596             3.3%
                                                                                            ---------- ---------------
SWEDEN -- (2.5%)
#                 Boliden AB                                                         20,869    596,192             0.3%
                  Holmen AB Class B                                                   2,872    121,020             0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                                   ------- ----------- ---------------
SWEDEN -- (Continued)
#                 ICA Gruppen AB                                                     7,040 $   240,248             0.1%
                  Millicom International Cellular SA                                 4,474     245,141             0.1%
                  Nordea Bank AB                                                   166,336   2,045,735             1.0%
                  Skandinaviska Enskilda Banken AB Class A                          31,245     359,797             0.2%
*                 SSAB AB Class B                                                   12,319      43,706             0.0%
                  Svenska Cellulosa AB SCA Class A                                     318      10,582             0.0%
                  Svenska Cellulosa AB SCA Class B                                  12,613     417,582             0.2%
                  Svenska Handelsbanken AB Class A                                   5,391      76,487             0.0%
                  Tele2 AB Class B                                                   2,303      23,177             0.0%
#                 Telefonaktiebolaget LM Ericsson Class A                              164       1,047             0.0%
                  Telefonaktiebolaget LM Ericsson Class B                           67,232     436,795             0.2%
                  Telefonaktiebolaget LM Ericsson Sponsored ADR                     14,668      95,195             0.0%
                  Telia Co AB                                                      132,387     538,993             0.3%
#                 Trelleborg AB Class B                                             18,377     431,549             0.2%
                                                                                           ----------- ---------------
TOTAL SWEDEN                                                                                 5,683,246             2.7%
                                                                                           ----------- ---------------
SWITZERLAND -- (7.5%)
                  ABB, Ltd.                                                         29,134     713,907             0.3%
                  Adecco Group AG                                                   10,508     780,763             0.4%
                  Baloise Holding AG                                                 3,212     470,993             0.2%
                  Banque Cantonale Vaudoise                                            125      90,562             0.0%
                  Cie Financiere Richemont SA                                       19,116   1,597,304             0.8%
                  Clariant AG                                                       22,003     445,599             0.2%
                  Credit Suisse Group AG                                            33,724     514,324             0.2%
*                 Dufry AG                                                           3,435     562,848             0.3%
                  Flughafen Zuerich AG                                                 916     201,866             0.1%
                  Helvetia Holding AG                                                  228     126,607             0.1%
                  Julius Baer Group, Ltd.                                            5,238     273,144             0.1%
                  LafargeHolcim, Ltd.(BZ3DNX4)                                       8,340     473,274             0.2%
                  LafargeHolcim, Ltd.(7110753)                                      15,649     887,430             0.4%
                  Novartis AG                                                       20,736   1,596,362             0.8%
                  Novartis AG Sponsored ADR                                         18,568   1,430,293             0.7%
                  Swatch Group AG (The)(7184736)                                     3,896     302,247             0.1%
#                 Swatch Group AG (The)(7184725)                                     2,353     941,361             0.5%
                  Swiss Life Holding AG                                              1,881     612,149             0.3%
                  Swiss Re AG                                                       17,407   1,514,049             0.7%
                  UBS Group AG(BRJL176)                                             45,288     773,104             0.4%
*                 UBS Group AG(H42097107)                                           37,591     639,423             0.3%
                  Zurich Insurance Group AG                                          7,907   2,188,169             1.0%
                                                                                           ----------- ---------------
TOTAL SWITZERLAND                                                                           17,135,778             8.1%
                                                                                           ----------- ---------------
UNITED KINGDOM -- (15.8%)
*                 Anglo American P.L.C.                                             76,741   1,098,735             0.5%
                  Antofagasta P.L.C.                                                24,477     265,569             0.1%
                  Aviva P.L.C.                                                      16,942     115,215             0.1%
                  Barclays P.L.C.                                                      293         802             0.0%
                  Barclays P.L.C. Sponsored ADR                                    109,121   1,179,598             0.6%
                  Barratt Developments P.L.C.                                       49,999     375,173             0.2%
                  BHP Billiton P.L.C. ADR                                            9,011     276,908             0.1%
                  BP P.L.C. Sponsored ADR                                          155,222   5,327,216             2.5%
                  Carnival P.L.C.                                                    2,639     162,648             0.1%
#                 Carnival P.L.C. ADR                                                1,545      95,064             0.0%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
UNITED KINGDOM -- (Continued)
*                 Glencore P.L.C.                                                     704,688 $  2,769,521             1.3%
                  HSBC Holdings P.L.C. Sponsored ADR                                  124,208    5,113,643             2.4%
                  J Sainsbury P.L.C.                                                  124,677      444,530             0.2%
                  Kingfisher P.L.C.                                                   158,788      702,469             0.3%
                  Lloyds Banking Group P.L.C.                                       1,725,614    1,550,507             0.7%
#                 Lloyds Banking Group P.L.C. ADR                                     374,716    1,371,461             0.7%
                  Pearson P.L.C. Sponsored ADR                                         36,352      298,086             0.1%
*                 Royal Bank of Scotland Group P.L.C.                                  20,710       71,101             0.0%
*                 Royal Bank of Scotland Group P.L.C. Sponsored ADR                    20,712      141,670             0.1%
                  Royal Dutch Shell P.L.C. Sponsored ADR, Class A                      97,796    5,103,973             2.4%
#                 Royal Dutch Shell P.L.C. Sponsored ADR, Class B                      67,602    3,658,620             1.7%
                  Royal Mail P.L.C.                                                    29,930      156,073             0.1%
*                 Standard Chartered P.L.C.                                            86,899      812,106             0.4%
                  Travis Perkins P.L.C.                                                 7,739      161,404             0.1%
                  Vodafone Group P.L.C.                                             1,463,266    3,768,845             1.8%
                  Vodafone Group P.L.C. Sponsored ADR                                  22,008      576,385             0.3%
                  WM Morrison Supermarkets P.L.C.                                     127,062      394,705             0.2%
                                                                                              ------------ ---------------
TOTAL UNITED KINGDOM                                                                            35,992,027            17.0%
                                                                                              ------------ ---------------
TOTAL COMMON STOCKS                                                                            207,905,164            98.1%
                                                                                              ------------ ---------------
PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
                  Bayerische Motoren Werke AG                                           3,228      265,462             0.1%
                  Porsche Automobil Holding SE                                          4,198      245,689             0.1%
                  Volkswagen AG                                                        10,097    1,602,865             0.8%
                                                                                              ------------ ---------------
TOTAL GERMANY                                                                                    2,114,016             1.0%
                                                                                              ------------ ---------------
TOTAL PREFERRED STOCKS                                                                           2,114,016             1.0%
                                                                                              ------------ ---------------
TOTAL INVESTMENT SECURITIES                                                                    210,019,180
                                                                                              ------------

                                                                                                VALUE+
                                                                                              ------------
SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@              DFA Short Term Investment Fund                                    1,547,511   17,909,346             8.5%
                                                                                              ------------ ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $223,210,089)                                             $227,928,526           107.6%
                                                                                              ============ ===============

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ---------------------------------------------
                                                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                                  ----------- ------------ ------- ------------
Common Stocks
   Australia                                                      $    47,683 $ 12,715,076      -- $ 12,762,759
   Austria                                                                 --      245,494      --      245,494
   Belgium                                                                 --    2,058,594      --    2,058,594
   Canada                                                          17,283,251           --      --   17,283,251
   Denmark                                                                 --    3,278,606      --    3,278,606
   Finland                                                                 --    2,190,806      --    2,190,806
   France                                                                  --   21,226,337      --   21,226,337
   Germany                                                          1,475,764   14,768,503      --   16,244,267
   Hong Kong                                                               --    5,645,265      --    5,645,265
   Ireland                                                            492,354      331,204      --      823,558
   Israel                                                                  --      864,267      --      864,267
   Italy                                                              160,200    3,408,141      --    3,568,341
   Japan                                                              118,954   45,972,034      --   46,090,988
   Netherlands                                                      1,200,773    4,809,359      --    6,010,132
   New Zealand                                                             --      216,346      --      216,346
   Norway                                                                  --    1,612,688      --    1,612,688
   Portugal                                                                --       59,403      --       59,403
   Singapore                                                               --    1,998,415      --    1,998,415
   Spain                                                                   --    6,914,596      --    6,914,596
   Sweden                                                              95,195    5,588,051      --    5,683,246
   Switzerland                                                      2,069,716   15,066,062      --   17,135,778
   United Kingdom                                                  23,142,624   12,849,403      --   35,992,027
Preferred Stocks
   Germany                                                                 --    2,114,016      --    2,114,016
Securities Lending Collateral                                              --   17,909,346      --   17,909,346
                                                                  ----------- ------------ ------- ------------
TOTAL                                                             $46,086,514 $181,842,012      -- $227,928,526
                                                                  =========== ============ ======= ============

                       VA INTERNATIONAL SMALL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
COMMON STOCKS -- (89.8%)
AUSTRALIA -- (5.2%)
                  Adelaide Brighton, Ltd.                                            31,770 $140,851             0.1%
#                 Ainsworth Game Technology, Ltd.                                     8,468   11,791             0.0%
*                 Alkane Resources, Ltd.                                             19,700    3,693             0.0%
                  ALS, Ltd.                                                          25,014  117,001             0.1%
                  Altium, Ltd.                                                       10,936   67,057             0.0%
#                 Alumina, Ltd.                                                      10,001   13,729             0.0%
                  AMA Group, Ltd.                                                    28,485   22,609             0.0%
                  Amaysim Australia, Ltd.                                            12,705   16,914             0.0%
                  Ansell, Ltd.                                                       12,289  218,756             0.1%
                  AP Eagers, Ltd.                                                     5,272   31,734             0.0%
                  APN News & Media, Ltd.                                             21,599   40,254             0.0%
                  APN Outdoor Group, Ltd.                                             1,660    6,767             0.0%
#                 ARB Corp., Ltd.                                                     6,754   78,315             0.1%
#                 Ardent Leisure Group                                               45,511   69,102             0.0%
#*                Arrium, Ltd.                                                      211,294        1             0.0%
                  Asaleo Care, Ltd.                                                  20,970   28,140             0.0%
*                 Atlas Iron, Ltd.                                                  881,033   10,481             0.0%
                  AUB Group, Ltd.                                                     6,741   61,020             0.0%
                  Ausdrill, Ltd.                                                     21,215   21,682             0.0%
                  Austal, Ltd.                                                       27,320   35,015             0.0%
*                 Australian Agricultural Co., Ltd.                                  35,981   46,422             0.0%
                  Australian Pharmaceutical Industries, Ltd.                         31,902   53,190             0.0%
                  Auswide Bank, Ltd.                                                    777    3,023             0.0%
#                 Automotive Holdings Group, Ltd.                                    23,586   65,817             0.0%
#                 Aveo Group                                                         37,729   88,988             0.1%
#                 AVJennings, Ltd.                                                   30,044   13,367             0.0%
*                 AWE, Ltd.                                                          53,433   18,165             0.0%
                  Bapcor, Ltd.                                                       27,701  108,326             0.1%
                  Beach Energy, Ltd.                                                164,490   90,315             0.1%
#*                Beadell Resources, Ltd.                                            69,221   11,891             0.0%
#                 Bega Cheese, Ltd.                                                   9,353   41,956             0.0%
#                 Bellamy's Australia, Ltd.                                           4,593   17,658             0.0%
*                 Billabong International, Ltd.                                       8,658    7,225             0.0%
#                 Blackmores, Ltd.                                                    1,296  103,352             0.1%
                  Blue Sky Alternative Investments, Ltd.                              3,335   19,982             0.0%
                  Breville Group, Ltd.                                               11,850   94,928             0.1%
                  Brickworks, Ltd.                                                    2,810   30,966             0.0%
                  BT Investment Management, Ltd.                                     14,605  130,465             0.1%
#                 Cabcharge Australia, Ltd.                                           9,538   18,781             0.0%
*                 Cardno, Ltd.                                                       22,209   22,129             0.0%
*                 Carnarvon Petroleum, Ltd.                                           6,703      437             0.0%
                  carsales.com, Ltd.                                                 14,542  127,542             0.1%
                  Cash Converters International, Ltd.                                15,875    3,261             0.0%
                  Cedar Woods Properties, Ltd.                                        6,587   26,401             0.0%
                  Cleanaway Waste Management, Ltd.                                  140,011  132,953             0.1%
*                 Coal of Africa, Ltd.                                               22,474      843             0.0%
                  Codan, Ltd.                                                         2,725    4,470             0.0%
                  Collins Foods, Ltd.                                                13,819   54,234             0.0%
*                 Cooper Energy, Ltd.                                                70,419   17,880             0.0%
#                 Corporate Travel Management, Ltd.                                   4,235   64,519             0.0%
                  Costa Group Holdings, Ltd.                                         24,756   81,263             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
AUSTRALIA -- (Continued)
                  Credit Corp. Group, Ltd.                                            4,510 $ 61,398             0.0%
#                 CSG, Ltd.                                                          15,131    5,438             0.0%
                  CSR, Ltd.                                                          41,271  151,336             0.1%
*                 CuDeco, Ltd.                                                        4,262    1,165             0.0%
                  Decmil Group, Ltd.                                                  8,327    4,883             0.0%
*                 Doray Minerals, Ltd.                                               36,011    8,001             0.0%
                  Downer EDI, Ltd.                                                   51,565  226,594             0.1%
                  DuluxGroup, Ltd.                                                   28,442  144,010             0.1%
                  Eclipx Group, Ltd.                                                 13,048   37,651             0.0%
#*                Elders, Ltd.                                                        8,151   27,151             0.0%
*                 Energy World Corp., Ltd.                                           50,545   14,186             0.0%
                  EQT Holdings, Ltd.                                                  1,194   15,676             0.0%
#                 ERM Power, Ltd.                                                    19,540   17,778             0.0%
#                 Estia Health, Ltd.                                                  3,105    7,116             0.0%
                  Event Hospitality and Entertainment, Ltd.                           8,362   81,359             0.1%
                  Evolution Mining, Ltd.                                             72,531  126,067             0.1%
                  Fairfax Media, Ltd.                                               198,477  157,347             0.1%
#*                FAR, Ltd.                                                         313,919   19,271             0.0%
#*                Fleetwood Corp., Ltd.                                               6,315    9,465             0.0%
#                 FlexiGroup, Ltd.                                                   19,943   34,723             0.0%
#                 Flight Centre Travel Group, Ltd.                                    3,531   83,055             0.1%
                  G8 Education, Ltd.                                                 29,235   80,888             0.1%
                  Gateway Lifestyle                                                  17,457   27,846             0.0%
                  Genworth Mortgage Insurance Australia, Ltd.                         3,841    9,446             0.0%
                  GrainCorp, Ltd. Class A                                            16,241  108,313             0.1%
#                 Greencross, Ltd.                                                   10,802   54,962             0.0%
                  GUD Holdings, Ltd.                                                 10,117   94,172             0.1%
                  GWA Group, Ltd.                                                    23,855   55,710             0.0%
                  Hansen Technologies, Ltd.                                          13,192   35,549             0.0%
*                 Hills, Ltd.                                                        26,079    3,806             0.0%
                  IDP Education, Ltd.                                                11,245   38,747             0.0%
                  Iluka Resources, Ltd.                                              30,100  189,150             0.1%
*                 Imdex, Ltd.                                                        17,843    8,266             0.0%
#                 IMF Bentham, Ltd.                                                  13,775   19,899             0.0%
#                 Independence Group NL                                              38,182   93,543             0.1%
*                 Infigen Energy                                                     97,403   69,321             0.0%
                  Infomedia, Ltd.                                                    29,538   15,676             0.0%
                  Integrated Research, Ltd.                                           5,600   12,570             0.0%
#                 InvoCare, Ltd.                                                      8,056   87,895             0.1%
#                 IOOF Holdings, Ltd.                                                24,214  159,612             0.1%
                  IRESS, Ltd.                                                         9,114   84,867             0.1%
                  iSelect, Ltd.                                                      15,373   22,879             0.0%
#                 iSentia Group, Ltd.                                                23,190   25,144             0.0%
                  IVE Group, Ltd.                                                     6,741   11,799             0.0%
                  Japara Healthcare, Ltd.                                            10,675   16,537             0.0%
#                 JB Hi-Fi, Ltd.                                                      8,419  155,549             0.1%
#*                Karoon Gas Australia, Ltd.                                         22,730   25,116             0.0%
*                 Kingsgate Consolidated, Ltd.                                       11,507    1,950             0.0%
                  Link Administration Holdings, Ltd.                                 20,780  120,115             0.1%
#*                Lynas Corp., Ltd.                                                  10,000      681             0.0%
                  MACA, Ltd.                                                         14,371   17,852             0.0%
*                 Macmahon Holdings, Ltd.                                            69,831    8,102             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
AUSTRALIA -- (Continued)
                  Macquarie Atlas Roads Group                                        30,520 $121,950             0.1%
                  Magellan Financial Group, Ltd.                                      6,604  116,407             0.1%
                  Mantra Group, Ltd.                                                 27,147   57,275             0.0%
#*                Mayne Pharma Group, Ltd.                                          106,784  107,377             0.1%
                  McMillan Shakespeare, Ltd.                                          8,031   81,236             0.1%
*                 Medusa Mining, Ltd.                                                 7,354    2,085             0.0%
#*                Mesoblast, Ltd.                                                    14,669   34,591             0.0%
*                 Metals X, Ltd.                                                     27,876   15,361             0.0%
#*                Metcash, Ltd.                                                      85,183  137,138             0.1%
*                 Mincor Resources NL                                                14,047    1,894             0.0%
                  Mineral Resources, Ltd.                                            13,856  110,816             0.1%
#*                MMA Offshore, Ltd.                                                 18,410    3,035             0.0%
                  Monadelphous Group, Ltd.                                            9,312   87,063             0.1%
                  Monash IVF Group, Ltd.                                             17,197   25,629             0.0%
                  Mortgage Choice, Ltd.                                              10,500   17,929             0.0%
*                 Mount Gibson Iron, Ltd.                                            65,404   17,603             0.0%
#                 Myer Holdings, Ltd.                                                91,183   75,763             0.0%
#                 MYOB Group, Ltd.                                                   18,181   47,874             0.0%
#                 Navitas, Ltd.                                                      16,439   56,451             0.0%
#*                NetComm Wireless, Ltd.                                              6,048    6,142             0.0%
                  New Hope Corp., Ltd.                                               15,030   18,898             0.0%
*                 NEXTDC, Ltd.                                                       21,470   66,719             0.0%
                  nib holdings, Ltd.                                                 27,676  124,307             0.1%
                  Nine Entertainment Co. Holdings, Ltd.                              45,217   41,636             0.0%
                  Northern Star Resources, Ltd.                                      37,669  122,473             0.1%
*                 NRW Holdings, Ltd.                                                 52,427   21,899             0.0%
                  Nufarm, Ltd.                                                       15,520  117,956             0.1%
#                 OFX Group, Ltd.                                                    19,585   21,037             0.0%
                  oOh!media, Ltd.                                                    12,225   41,239             0.0%
#*                Orocobre, Ltd.                                                     12,533   29,552             0.0%
                  Orora, Ltd.                                                        73,395  165,484             0.1%
                  OZ Minerals, Ltd.                                                  27,601  146,557             0.1%
                  Pact Group Holdings, Ltd.                                          11,420   60,271             0.0%
#*                Paladin Energy, Ltd.                                              190,272   14,960             0.0%
                  Peet, Ltd.                                                         19,305   17,923             0.0%
                  Perpetual, Ltd.                                                     3,234  127,719             0.1%
#*                Perseus Mining, Ltd.                                              113,003   24,959             0.0%
#                 Platinum Asset Management, Ltd.                                    14,364   50,042             0.0%
                  PMP, Ltd.                                                          17,571    8,740             0.0%
                  Premier Investments, Ltd.                                           8,397   82,345             0.1%
                  Primary Health Care, Ltd.                                          40,247  102,050             0.1%
#                 Prime Media Group, Ltd.                                            30,543    6,871             0.0%
                  Programmed Maintenance Services, Ltd.                              27,228   35,045             0.0%
#                 Qube Holdings, Ltd.                                                78,198  153,726             0.1%
#                 Quintis, Ltd.                                                      35,825   32,207             0.0%
*                 Ramelius Resources, Ltd.                                           40,850   12,356             0.0%
#                 RCG Corp., Ltd.                                                    24,487   15,205             0.0%
                  RCR Tomlinson, Ltd.                                                10,693   22,709             0.0%
                  Reckon, Ltd.                                                        1,448    1,690             0.0%
                  Regis Healthcare, Ltd.                                              9,281   31,162             0.0%
                  Regis Resources, Ltd.                                              42,610  105,824             0.1%
                  Reject Shop, Ltd. (The)                                             1,897    6,035             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
AUSTRALIA -- (Continued)
                  Resolute Mining, Ltd.                                              88,278 $ 81,965             0.1%
#                 Retail Food Group, Ltd.                                            14,253   58,227             0.0%
                  Ridley Corp., Ltd.                                                 33,330   35,693             0.0%
*                 Salmat, Ltd.                                                        3,642    1,444             0.0%
                  Sandfire Resources NL                                              10,113   43,791             0.0%
#*                Saracen Mineral Holdings, Ltd.                                     69,377   48,972             0.0%
#                 SeaLink Travel Group, Ltd.                                          5,156   16,734             0.0%
                  Select Harvests, Ltd.                                               4,176   16,999             0.0%
#*                Senex Energy, Ltd.                                                 69,792   16,645             0.0%
                  Servcorp, Ltd.                                                      1,569    6,920             0.0%
                  Service Stream, Ltd.                                               24,219   21,045             0.0%
#                 Seven Group Holdings, Ltd.                                          8,164   67,725             0.0%
                  Seven West Media, Ltd.                                             74,426   41,184             0.0%
                  SG Fleet Group, Ltd.                                                9,631   26,160             0.0%
                  Sigma Pharmaceuticals, Ltd.                                       130,057  121,762             0.1%
*                 Silex Systems, Ltd.                                                 1,112      371             0.0%
#                 Silver Chef, Ltd.                                                   1,766   10,296             0.0%
#*                Silver Lake Resources, Ltd.                                        40,594   14,511             0.0%
                  Sims Metal Management, Ltd.                                        15,927  146,218             0.1%
*                 Sino Gas & Energy Holdings, Ltd.                                  153,490   10,650             0.0%
                  Sirtex Medical, Ltd.                                                3,818   44,336             0.0%
#*                Slater & Gordon, Ltd.                                              22,893    1,577             0.0%
                  SmartGroup Corp., Ltd.                                              8,573   41,413             0.0%
                  SMS Management & Technology, Ltd.                                   6,207    7,434             0.0%
                  Southern Cross Media Group, Ltd.                                   67,418   65,161             0.0%
                  Spark Infrastructure Group                                        101,734  189,700             0.1%
*                 Specialty Fashion Group, Ltd.                                      19,600    7,901             0.0%
                  SpeedCast International, Ltd.                                      15,864   45,150             0.0%
                  Spotless Group Holdings, Ltd.                                      79,183   63,976             0.0%
*                 St Barbara, Ltd.                                                   40,823   83,675             0.1%
                  Steadfast Group, Ltd.                                              57,870  117,667             0.1%
#*                Sundance Energy Australia, Ltd.                                    99,276    7,413             0.0%
                  Sunland Group, Ltd.                                                14,139   18,290             0.0%
#                 Super Retail Group, Ltd.                                            9,227   65,167             0.0%
                  Tabcorp Holdings, Ltd.                                             62,084  220,571             0.1%
                  Tassal Group, Ltd.                                                 17,551   58,595             0.0%
                  Technology One, Ltd.                                               18,475   75,475             0.0%
*                 Ten Network Holdings, Ltd.                                         22,220    4,496             0.0%
                  Thorn Group, Ltd.                                                  15,487   14,893             0.0%
*                 Tiger Resources, Ltd.                                             149,819    5,497             0.0%
                  Tox Free Solutions, Ltd.                                           22,147   36,637             0.0%
                  Treasury Wine Estates, Ltd.                                        14,333  128,687             0.1%
*                 Troy Resources, Ltd.                                                3,735      367             0.0%
                  Villa World, Ltd.                                                  12,158   21,120             0.0%
#                 Village Roadshow, Ltd.                                              7,008   19,035             0.0%
*                 Virgin Australia Holdings, Ltd.                                    62,219    8,626             0.0%
                  Virtus Health, Ltd.                                                 9,520   41,507             0.0%
                  Vita Group, Ltd.                                                    4,214    7,172             0.0%
#                 Vocus Group, Ltd.                                                  11,731   29,573             0.0%
*                 Watpac, Ltd.                                                        6,412    3,523             0.0%
                  Webjet, Ltd.                                                        6,560   55,849             0.0%
#*                Western Areas, Ltd.                                                34,456   57,185             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------ ----------- ---------------
AUSTRALIA -- (Continued)
#*                Whitehaven Coal, Ltd.                                             44,128 $    90,265             0.1%
*                 WorleyParsons, Ltd.                                               20,922     176,726             0.1%
                  WPP AUNZ, Ltd.                                                    29,890      26,068             0.0%
                                                                                           ----------- ---------------
TOTAL AUSTRALIA                                                                             10,966,547             5.7%
                                                                                           ----------- ---------------
AUSTRIA -- (1.3%)
                  Agrana Beteiligungs AG                                               351      36,921             0.0%
                  ANDRITZ AG                                                         4,587     253,464             0.1%
                  Atrium European Real Estate, Ltd.                                 20,363      85,754             0.1%
#                 Austria Technologie & Systemtechnik AG                             2,825      30,522             0.0%
                  BUWOG AG                                                           6,969     188,205             0.1%
                  CA Immobilien Anlagen AG                                           7,521     164,706             0.1%
#                 DO & CO AG                                                           729      49,200             0.0%
                  EVN AG                                                             3,510      46,488             0.0%
*                 FACC AG                                                              923       7,003             0.0%
#                 IMMOFINANZ AG                                                     63,330     131,649             0.1%
                  Kapsch TrafficCom AG                                                 127       6,224             0.0%
#                 Lenzing AG                                                           773     144,111             0.1%
#                 Mayr Melnhof Karton AG                                               651      78,777             0.1%
#                 Oberbank AG                                                        1,279     101,472             0.1%
                  Oesterreichische Post AG                                           1,784      75,678             0.0%
                  Palfinger AG                                                       1,513      61,747             0.0%
                  POLYTEC Holding AG                                                 1,603      27,990             0.0%
                  Porr Ag                                                              965      34,511             0.0%
*                 Raiffeisen Bank International AG                                   8,639     196,937             0.1%
                  RHI AG                                                             2,919      84,989             0.1%
#                 Rosenbauer International AG                                          167       9,722             0.0%
                  S IMMO AG                                                          5,806      75,884             0.0%
#                 Schoeller-Bleckmann Oilfield Equipment AG                          1,172      81,821             0.1%
#                 Semperit AG Holding                                                1,085      28,953             0.0%
                  Strabag SE                                                         1,012      41,387             0.0%
                  Telekom Austria AG                                                10,649      74,734             0.0%
                  UNIQA Insurance Group AG                                          11,670      97,382             0.1%
                  Verbund AG                                                         4,002      66,441             0.0%
                  Vienna Insurance Group AG Wiener Versicherung Gruppe               3,286      85,241             0.1%
                  Wienerberger AG                                                   10,988     257,254             0.1%
                  Zumtobel Group AG                                                  2,862      59,597             0.0%
                                                                                           ----------- ---------------
TOTAL AUSTRIA                                                                                2,684,764             1.4%
                                                                                           ----------- ---------------
BELGIUM -- (1.6%)
#*                Ablynx NV                                                          4,354      51,217             0.0%
                  Ackermans & van Haaren NV                                          1,870     306,058             0.2%
*                 AGFA-Gevaert NV                                                   15,370      78,025             0.0%
                  Atenor                                                                83       4,431             0.0%
                  Banque Nationale de Belgique                                          20      65,467             0.0%
                  Barco NV                                                           1,156     113,878             0.1%
                  Bekaert SA                                                         3,353     168,772             0.1%
                  bpost SA                                                           6,213     148,913             0.1%
                  Cie d'Entreprises CFE                                                637      92,837             0.1%
*                 Cie Immobiliere de Belgique SA                                       426      26,906             0.0%
                  D'ieteren SA                                                       2,276     111,046             0.1%
                  Deceuninck NV                                                      6,500      19,699             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
BELGIUM -- (Continued)
                  Econocom Group SA                                                  7,084 $  113,916             0.1%
                  Elia System Operator SA                                            2,587    137,218             0.1%
                  Euronav NV                                                         9,936     78,871             0.0%
                  EVS Broadcast Equipment SA                                         1,783     71,811             0.0%
#                 Exmar NV                                                           2,768     17,777             0.0%
*                 Fagron                                                             3,624     47,830             0.0%
*                 Galapagos NV(B083BK7)                                                974     84,816             0.1%
*                 Galapagos NV(B07Q2V5)                                              2,063    180,736             0.1%
                  Gimv NV                                                            1,205     73,530             0.0%
                  Ion Beam Applications                                              1,765    104,765             0.1%
                  Kinepolis Group NV                                                 1,251     72,233             0.0%
                  Lotus Bakeries                                                        24     60,372             0.0%
                  Melexis NV                                                         1,525    127,130             0.1%
#*                Nyrstar NV                                                         6,866     38,865             0.0%
                  Ontex Group NV                                                     4,967    165,724             0.1%
*                 Orange Belgium SA                                                  2,853     59,512             0.0%
                  Recticel SA                                                        2,553     21,264             0.0%
                  Roularta Media Group NV                                              455     13,457             0.0%
                  Sioen Industries NV                                                  775     25,817             0.0%
                  Sipef SA                                                             540     37,454             0.0%
*                 Telenet Group Holding NV                                             496     30,137             0.0%
*                 Tessenderlo Chemie NV                                              2,976    122,147             0.1%
*                 ThromboGenics NV                                                   2,924      9,955             0.0%
                  Umicore SA                                                         6,669    390,718             0.2%
                  Van de Velde NV                                                      433     23,784             0.0%
*                 Viohalco SA                                                        9,200     17,901             0.0%
                                                                                           ---------- ---------------
TOTAL BELGIUM                                                                               3,314,989             1.7%
                                                                                           ---------- ---------------
CANADA -- (8.8%)
*                 5N Plus, Inc.                                                      2,300      3,286             0.0%
                  Absolute Software Corp.                                            4,400     24,884             0.0%
                  Acadian Timber Corp.                                                 500      6,619             0.0%
*                 Advantage Oil & Gas, Ltd.                                         16,781    105,600             0.1%
                  Aecon Group, Inc.                                                  8,691    103,078             0.1%
#*                Africa Oil Corp.                                                  12,529     19,458             0.0%
#                 Ag Growth International, Inc.                                      1,567     63,630             0.0%
                  AGF Management, Ltd. Class B                                       7,733     38,635             0.0%
                  AGT Food & Ingredients, Inc.                                       1,730     39,960             0.0%
                  Aimia, Inc.                                                       11,200     74,992             0.0%
*                 Air Canada                                                         4,500     42,823             0.0%
#                 AirBoss of America Corp.                                           2,200     19,985             0.0%
                  AKITA Drilling, Ltd. Class A                                       1,200      7,648             0.0%
#*                Alacer Gold Corp.                                                 30,833     48,789             0.0%
                  Alamos Gold, Inc. Class A                                         21,890    156,669             0.1%
#                 Alaris Royalty Corp.                                               3,325     53,028             0.0%
                  Algonquin Power & Utilities Corp.                                 16,549    156,755             0.1%
                  Altius Minerals Corp.                                              6,900     61,011             0.0%
                  Altus Group, Ltd.                                                  3,100     69,946             0.0%
#*                Amaya, Inc.                                                        4,260     75,679             0.1%
                  Andrew Peller, Ltd. Class A                                        2,700     21,599             0.0%
*                 Argonaut Gold, Inc.                                               25,712     41,439             0.0%
#*                Asanko Gold, Inc.                                                 12,801     31,040             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
CANADA -- (Continued)
#*                Athabasca Oil Corp.                                               42,745 $ 43,213             0.0%
*                 ATS Automation Tooling Systems, Inc.                              12,187  116,241             0.1%
*                 AuRico Metals, Inc.                                                9,625    7,827             0.0%
#                 AutoCanada, Inc.                                                   2,934   50,467             0.0%
#*                Avigilon Corp.                                                     3,800   44,819             0.0%
*                 B2Gold Corp.                                                      64,014  160,850             0.1%
#                 Badger Daylighting, Ltd.                                           2,653   63,125             0.0%
#*                Baytex Energy Corp.                                               20,339   61,536             0.0%
#*                Bellatrix Exploration, Ltd.                                       11,156    8,336             0.0%
                  Birchcliff Energy, Ltd.                                           15,661   80,425             0.1%
#                 Bird Construction, Inc.                                            3,138   21,908             0.0%
#                 Black Diamond Group, Ltd.                                          2,510    7,116             0.0%
*                 BlackPearl Resources, Inc.                                        31,370   27,807             0.0%
                  BMTC Group, Inc.                                                     850    7,921             0.0%
                  Bonavista Energy Corp.                                            28,620   60,173             0.0%
#                 Bonterra Energy Corp.                                              3,561   50,504             0.0%
                  Boralex, Inc. Class A                                             10,000  153,035             0.1%
*                 BRP, Inc.                                                          2,600   61,464             0.0%
#*                Calfrac Well Services, Ltd.                                       13,544   34,429             0.0%
#                 Callidus Capital Corp.                                             1,150   14,465             0.0%
*                 Canaccord Genuity Group, Inc.                                     15,050   56,118             0.0%
#*                Canacol Energy, Ltd.                                              18,050   53,950             0.0%
                  Canadian Energy Services & Technology Corp.                       14,133   66,780             0.0%
                  Canadian Western Bank                                              9,708  190,810             0.1%
#                 Canam Group, Inc.                                                  3,600   32,096             0.0%
*                 Canfor Corp.                                                       6,700  100,619             0.1%
                  Canfor Pulp Products, Inc.                                         3,143   27,238             0.0%
                  CanWel Building Materials Group, Ltd.                              4,700   20,383             0.0%
*                 Canyon Services Group, Inc.                                       12,500   57,965             0.0%
                  Capital Power Corp.                                                7,080  129,043             0.1%
*                 Capstone Mining Corp.                                             44,912   34,875             0.0%
                  Cascades, Inc.                                                     7,782   93,723             0.1%
*                 Celestica, Inc.                                                   19,195  273,501             0.2%
                  Centerra Gold, Inc.                                               18,043   93,188             0.1%
#*                Cequence Energy, Ltd.                                             13,468    2,417             0.0%
                  Chartwell Retirement Residences                                    7,100   80,828             0.1%
*                 China Gold International Resources Corp., Ltd.                    25,800   38,368             0.0%
*                 Chinook Energy, Inc.                                               6,624    1,674             0.0%
                  Cineplex, Inc.                                                     3,452  135,875             0.1%
                  Clearwater Seafoods, Inc.                                          1,700   13,176             0.0%
                  Cogeco Communications, Inc.                                        1,302   74,502             0.0%
                  Cogeco, Inc.                                                         900   45,058             0.0%
                  Colliers International Group, Inc.                                 2,646  129,562             0.1%
                  Computer Modelling Group, Ltd.                                    13,262  104,926             0.1%
#                 Concordia International Corp.                                      5,600    6,974             0.0%
#*                Continental Gold, Inc.                                             2,700    6,092             0.0%
#*                Copper Mountain Mining Corp.                                      12,235    8,067             0.0%
                  Corby Spirit and Wine, Ltd.                                          900   14,670             0.0%
*                 Corridor Resources, Inc.                                           2,900      935             0.0%
                  Corus Entertainment, Inc. Class B                                  9,396   92,236             0.1%
#                 Cott Corp.                                                        23,910  314,584             0.2%
*                 Crew Energy, Inc.                                                 22,528   67,829             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
CANADA -- (Continued)
*                 CRH Medical Corp.                                                  6,100 $ 35,884             0.0%
#*                Delphi Energy Corp.                                               16,088   15,793             0.0%
#*                Denison Mines Corp.                                               58,144   29,816             0.0%
*                 Descartes Systems Group, Inc. (The)                               10,575  244,030             0.1%
*                 Detour Gold Corp.                                                  5,500   69,503             0.0%
                  DHX Media, Ltd.(BRF12N3)                                           4,500   18,955             0.0%
                  DHX Media, Ltd.(BRF12P5)                                           3,028   12,489             0.0%
*                 DIRTT Environmental Solutions                                      3,800   18,429             0.0%
                  Dominion Diamond Corp.                                             9,954  120,975             0.1%
                  Dorel Industries, Inc. Class B                                     3,700   88,905             0.1%
*                 Dundee Precious Metals, Inc.                                      18,655   37,309             0.0%
                  E-L Financial Corp., Ltd.                                            104   62,245             0.0%
                  Eldorado Gold Corp.                                               71,269  260,527             0.1%
#                 Enbridge Income Fund Holdings, Inc.                                7,395  181,482             0.1%
*                 Endeavour Mining Corp.                                             4,031   66,506             0.0%
                  Enercare, Inc.                                                     7,449  118,307             0.1%
                  Enerflex, Ltd.                                                     6,568   92,574             0.1%
#*                Energy Fuels, Inc.                                                 5,331    9,294             0.0%
                  Enerplus Corp.                                                    15,151  109,327             0.1%
                  Enghouse Systems, Ltd.                                             3,100  135,918             0.1%
                  Ensign Energy Services, Inc.                                      15,000   83,404             0.1%
#                 Equitable Group, Inc.                                              1,243   33,227             0.0%
*                 Essential Energy Services Trust                                   11,693    5,225             0.0%
                  Evertz Technologies, Ltd.                                          2,402   29,738             0.0%
#                 Exchange Income Corp.                                              2,943   75,567             0.1%
                  Exco Technologies, Ltd.                                            2,400   19,903             0.0%
#                 Extendicare, Inc.                                                  9,010   65,939             0.0%
                  Fiera Capital Corp.                                                4,200   43,814             0.0%
                  Finning International, Inc.                                          800   15,214             0.0%
#                 Firm Capital Mortgage Investment Corp.                             2,800   26,748             0.0%
#*                First Majestic Silver Corp.                                        7,664   62,320             0.0%
#                 First National Financial Corp.                                     1,280   21,576             0.0%
                  FirstService Corp.                                                 2,646  164,666             0.1%
*                 Fortuna Silver Mines, Inc.                                        25,900  118,965             0.1%
#                 Freehold Royalties, Ltd.                                           9,300   92,383             0.1%
                  Gamehost, Inc.                                                     2,000   15,164             0.0%
#                 Genworth MI Canada, Inc.                                           3,070   76,241             0.1%
                  Gibson Energy, Inc.                                                8,625  116,954             0.1%
*                 Glacier Media, Inc.                                                1,800      857             0.0%
                  Gluskin Sheff + Associates, Inc.                                   3,294   40,974             0.0%
*                 GMP Capital, Inc.                                                  2,541    6,348             0.0%
#*                Golden Star Resources, Ltd.                                       31,073   22,308             0.0%
*                 Gran Tierra Energy, Inc.                                          34,593   87,176             0.1%
                  Granite Oil Corp.                                                  3,233   12,221             0.0%
*                 Great Canadian Gaming Corp.                                        7,700  137,467             0.1%
#*                Great Panther Silver, Ltd.                                         9,200   11,525             0.0%
                  Guardian Capital Group, Ltd. Class A                               2,600   51,598             0.0%
*                 Guyana Goldfields, Inc.                                            8,829   43,788             0.0%
*                 Heroux-Devtek, Inc.                                                3,700   32,635             0.0%
                  High Liner Foods, Inc.                                             2,300   31,845             0.0%
#                 Home Capital Group, Inc.                                           6,300   37,106             0.0%
                  Horizon North Logistics, Inc.                                     22,417   27,753             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
CANADA -- (Continued)
                  HudBay Minerals, Inc.                                             26,392 $157,573             0.1%
#                 Hudson's Bay Co.                                                   4,700   42,970             0.0%
*                 IAMGOLD Corp.                                                     58,100  240,053             0.1%
#*                Imperial Metals Corp.                                              5,000   22,234             0.0%
*                 Indigo Books & Music, Inc.                                           500    5,861             0.0%
                  Innergex Renewable Energy, Inc.                                    9,210   94,053             0.1%
*                 Interfor Corp.                                                     5,200   76,797             0.1%
*                 International Tower Hill Mines, Ltd.                               1,260      637             0.0%
                  Intertape Polymer Group, Inc.                                      9,144  161,438             0.1%
*                 Ivanhoe Mines, Ltd. Class A                                       49,600  174,048             0.1%
                  Jean Coutu Group PJC, Inc. (The) Class A                           7,700  126,016             0.1%
                  Just Energy Group, Inc.                                           10,855   66,320             0.0%
#                 K-Bro Linen, Inc.                                                    700   20,230             0.0%
*                 Kelt Exploration, Ltd.                                             9,188   45,232             0.0%
*                 Kinaxis, Inc.                                                      1,050   62,959             0.0%
*                 Kingsway Financial Services, Inc.                                    600    3,358             0.0%
*                 Kirkland Lake Gold, Ltd.                                          14,205   98,339             0.1%
*                 Klondex Mines, Ltd.                                               17,974   64,256             0.0%
*                 Knight Therapeutics, Inc.                                         11,310   87,908             0.1%
                  Labrador Iron Ore Royalty Corp.                                    5,200   67,540             0.0%
                  Laurentian Bank of Canada                                          6,100  249,532             0.1%
                  Leon's Furniture, Ltd.                                             2,400   29,836             0.0%
                  Linamar Corp.                                                      4,630  196,861             0.1%
#                 Liquor Stores N.A., Ltd.                                           2,666   19,648             0.0%
                  Lucara Diamond Corp.                                              44,600  102,919             0.1%
                  Lundin Mining Corp.                                               28,983  154,570             0.1%
#                 MacDonald Dettwiler & Associates, Ltd.                             3,472  171,432             0.1%
                  Magellan Aerospace Corp.                                           1,400   21,025             0.0%
#*                Mainstreet Equity Corp.                                              300    8,107             0.0%
*                 Major Drilling Group International, Inc.                          10,973   60,852             0.0%
                  Mandalay Resources Corp.                                          31,100   12,986             0.0%
                  Maple Leaf Foods, Inc.                                             7,540  188,742             0.1%
                  Martinrea International, Inc.                                      8,833   67,426             0.0%
*                 Maxim Power Corp.                                                  1,300    2,619             0.0%
#                 Medical Facilities Corp.                                           3,200   38,141             0.0%
#*                MEG Energy Corp.                                                  20,593   93,231             0.1%
                  Melcor Developments, Ltd.                                            500    6,000             0.0%
*                 Mitel Networks Corp.                                               9,680   68,431             0.0%
                  Morguard Corp.                                                       400   56,552             0.0%
#                 Morneau Shepell, Inc.                                              3,901   57,584             0.0%
                  MTY Food Group, Inc.                                               1,700   58,383             0.0%
                  Mullen Group, Ltd.                                                 9,051   99,259             0.1%
*                 Nautilus Minerals, Inc.                                           12,961    2,421             0.0%
                  Nevsun Resources, Ltd.                                            32,682   72,544             0.0%
                  New Flyer Industries, Inc.                                         5,010  186,629             0.1%
*                 New Gold, Inc.                                                    57,680  163,526             0.1%
#*                Newalta Corp.                                                      5,065    7,606             0.0%
                  Norbord, Inc.                                                      6,210  192,258             0.1%
                  North American Energy Partners, Inc.                               1,500    7,165             0.0%
                  North West Co., Inc. (The)                                         4,181   98,625             0.1%
#*                Northern Dynasty Minerals, Ltd.                                    2,375    3,775             0.0%
#                 Northland Power, Inc.                                              8,254  145,906             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
CANADA -- (Continued)
*                 Novelion Therapeutics, Inc.                                        1,160 $ 11,812             0.0%
*                 NuVista Energy, Ltd.                                              29,960  134,980             0.1%
                  OceanaGold Corp.                                                  30,853  100,579             0.1%
                  Osisko Gold Royalties, Ltd.                                        6,694   71,298             0.0%
*                 Painted Pony Petroleum, Ltd.                                       9,134   33,457             0.0%
                  Pan American Silver Corp.                                         14,458  242,441             0.1%
#*                Paramount Resources, Ltd. Class A                                  6,886   87,875             0.1%
*                 Parex Resources, Inc.                                             11,740  145,777             0.1%
                  Parkland Fuel Corp.                                                5,859  127,477             0.1%
                  Pason Systems, Inc.                                                6,503   96,565             0.1%
#*                Pengrowth Energy Corp.                                            63,899   61,322             0.0%
#*                Penn West Petroleum, Ltd.                                         50,277   75,505             0.0%
*                 PHX Energy Services Corp.                                          3,600    8,413             0.0%
#                 Pizza Pizza Royalty Corp.                                          2,100   27,337             0.0%
#*                Platinum Group Metals, Ltd.                                        6,169    7,412             0.0%
#*                PolyMet Mining Corp.                                              10,894    7,741             0.0%
*                 Precision Drilling Corp.                                          31,890  126,854             0.1%
                  Premium Brands Holdings Corp.                                      1,330   83,246             0.1%
#*                Pretium Resources, Inc.                                            8,100   80,285             0.1%
#*                Primero Mining Corp.                                              19,303    9,050             0.0%
                  Pure Technologies, Ltd.                                            2,800    9,251             0.0%
#*                Questerre Energy Corp. Class A                                     6,950    3,564             0.0%
*                 Raging River Exploration, Inc.                                    12,900   75,318             0.0%
                  Reitmans Canada, Ltd. Class A                                      4,500   18,065             0.0%
                  Richelieu Hardware, Ltd.                                           5,280  117,510             0.1%
*                 Richmont Mines, Inc.                                               9,977   75,428             0.0%
#*                RMP Energy, Inc.                                                  11,827    7,105             0.0%
                  Rogers Sugar, Inc.                                                 7,200   32,808             0.0%
                  Russel Metals, Inc.                                               10,500  201,377             0.1%
*                 Sabina Gold & Silver Corp.                                        23,819   30,013             0.0%
#*                Sandstorm Gold, Ltd.                                              13,700   47,472             0.0%
#                 Sandvine Corp.                                                    13,900   32,381             0.0%
*                 Savanna Energy Services Corp.                                     10,182   14,098             0.0%
                  Secure Energy Services, Inc.                                      13,624   88,727             0.1%
*                 SEMAFO, Inc.                                                      40,300   92,701             0.1%
                  ShawCor, Ltd.                                                      4,801  120,460             0.1%
#*                Sherritt International Corp.                                      27,937   18,419             0.0%
#                 Sienna Senior Living, Inc.                                         4,271   53,753             0.0%
#*                Sierra Wireless, Inc.                                              5,200  131,576             0.1%
*                 Silver Standard Resources, Inc.                                   19,506  201,197             0.1%
*                 Solium Capital, Inc.                                               2,100   12,292             0.0%
*                 Spartan Energy Corp.                                              23,700   39,585             0.0%
*                 Spin Master Corp.                                                    400   11,493             0.0%
                  Sprott, Inc.                                                      12,583   21,662             0.0%
                  Stantec, Inc.                                                      5,745  147,429             0.1%
                  Stella-Jones, Inc.                                                 6,400  202,730             0.1%
*                 Stornoway Diamond Corp.                                           37,400   22,467             0.0%
                  Stuart Olson, Inc.                                                 1,045    4,119             0.0%
#                 Student Transportation, Inc.                                       5,497   32,659             0.0%
*                 SunOpta, Inc.                                                      8,443   62,037             0.0%
                  Superior Plus Corp.                                               13,614  130,351             0.1%
                  Surge Energy, Inc.                                                27,498   51,167             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                                   ------- ----------- ---------------
CANADA -- (Continued)
*                 Taseko Mines, Ltd.                                                16,000 $    17,933             0.0%
*                 Tembec, Inc.                                                       1,115       2,418             0.0%
#*                Teranga Gold Corp.                                                39,000      18,856             0.0%
                  TFI International, Inc.                                            5,451     118,680             0.1%
*                 Theratechnologies, Inc.                                            2,300      11,137             0.0%
*                 Timmins Gold Corp.                                                 6,306       2,448             0.0%
#*                TMAC Resources, Inc.                                               1,187      13,539             0.0%
                  TMX Group, Ltd.                                                    2,699     152,483             0.1%
                  TORC Oil & Gas, Ltd.                                               8,774      38,181             0.0%
*                 Torex Gold Resources, Inc.                                         5,210      88,242             0.1%
                  Toromont Industries, Ltd.                                          8,251     293,519             0.2%
                  Torstar Corp. Class B                                              4,700       5,957             0.0%
                  Total Energy Services, Inc.                                        3,937      39,224             0.0%
                  TransAlta Corp.                                                   20,200     103,438             0.1%
                  TransAlta Renewables, Inc.                                         6,736      76,931             0.1%
                  Transcontinental, Inc. Class A                                    10,005     178,471             0.1%
*                 TransGlobe Energy Corp.                                            6,000       8,791             0.0%
#*                Trevali Mining Corp.                                              31,500      27,691             0.0%
#*                Trican Well Service, Ltd.                                         20,324      55,833             0.0%
*                 Trilogy Energy Corp.                                               5,469      17,789             0.0%
*                 Trinidad Drilling, Ltd.                                           40,764      63,906             0.0%
*                 TVA Group, Inc. Class B                                            1,200       2,919             0.0%
#                 Uni-Select, Inc.                                                   3,578      94,807             0.1%
*                 UrtheCast Corp.                                                   16,000      18,754             0.0%
                  Valener, Inc.                                                      3,700      59,225             0.0%
                  Veresen, Inc.                                                     19,388     216,314             0.1%
                  Wajax Corp.                                                        1,263      22,604             0.0%
#*                Wesdome Gold Mines, Ltd.                                           9,279      23,044             0.0%
                  West Fraser Timber Co., Ltd.                                       3,800     170,757             0.1%
*                 Western Energy Services Corp.                                      4,624       6,843             0.0%
                  Western Forest Products, Inc.                                     41,030      64,624             0.0%
                  WestJet Airlines, Ltd.                                             1,600      26,466             0.0%
#*                Westport Fuel Systems, Inc.                                        4,800       6,505             0.0%
                  Westshore Terminals Investment Corp.                               3,842      67,183             0.0%
                  Whitecap Resources, Inc.                                          25,501     180,462             0.1%
                  Wi-LAN, Inc.                                                      10,900      21,879             0.0%
                  Winpak, Ltd.                                                       3,000     128,215             0.1%
*                 Xtreme Drilling Corp.                                              1,900       3,257             0.0%
                  Yamana Gold, Inc.                                                  4,500      12,098             0.0%
#*                Yellow Pages, Ltd.                                                 2,040      11,238             0.0%
#                 ZCL Composites, Inc.                                               4,000      43,222             0.0%
                  Zenith Capital Corp.                                               1,300          77             0.0%
                                                                                           ----------- ---------------
TOTAL CANADA                                                                                18,476,206             9.6%
                                                                                           ----------- ---------------
CHINA -- (0.1%)
#                 BEP International Holdings, Ltd.                                 980,000      49,059             0.0%
                  K Wah International Holdings, Ltd.                                94,276      59,824             0.1%
                                                                                           ----------- ---------------
TOTAL CHINA                                                                                    108,883             0.1%
                                                                                           ----------- ---------------
DENMARK -- (1.8%)
                  ALK-Abello A.S.                                                      603      94,072             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
DENMARK -- (Continued)
                  Alm Brand A.S.                                                     7,780 $   63,769             0.0%
                  Ambu A.S. Class B                                                  2,017     99,235             0.1%
*                 Bang & Olufsen A.S.                                                4,215     62,998             0.0%
#*                Bavarian Nordic A.S.                                               3,307    181,524             0.1%
#*                D/S Norden A.S.                                                    2,352     47,009             0.0%
                  DFDS A.S.                                                          3,765    224,493             0.1%
#                 FLSmidth & Co. A.S.                                                3,408    204,879             0.1%
                  GN Store Nord A.S.                                                10,655    276,956             0.1%
                  IC Group A.S.                                                        310      7,475             0.0%
*                 Jeudan A.S.                                                          153     15,411             0.0%
                  Jyske Bank A.S.                                                    5,511    294,706             0.2%
                  Matas A.S.                                                         1,466     22,650             0.0%
*                 NKT Holding A.S.                                                   3,029    238,767             0.1%
#                 NNIT A.S.                                                            643     18,112             0.0%
                  Nordjyske Bank A.S.                                                  870     14,829             0.0%
                  Parken Sport & Entertainment A.S.                                    400      5,506             0.0%
                  Per Aarsleff Holding A.S.                                          1,870     47,966             0.0%
                  Ringkjoebing Landbobank A.S.                                         410     98,875             0.1%
                  Rockwool International A.S. Class A                                  172     30,216             0.0%
                  Rockwool International A.S. Class B                                  664    121,554             0.1%
                  Royal Unibrew A.S.                                                 3,200    139,240             0.1%
                  RTX A.S.                                                             869     26,287             0.0%
*                 Santa Fe Group A.S.                                                1,200     10,544             0.0%
                  Schouw & Co. AB                                                      969     99,742             0.1%
                  SimCorp A.S.                                                       4,078    255,494             0.1%
                  Solar A.S. Class B                                                   610     35,361             0.0%
                  Spar Nord Bank A.S.                                                9,494    107,618             0.1%
                  Sydbank A.S.                                                       5,603    203,807             0.1%
                  TDC A.S.                                                          50,128    268,910             0.1%
*                 TK Development A.S.                                                5,947     10,110             0.0%
*                 Topdanmark A.S.                                                    4,103    112,336             0.1%
                  Tryg A.S.                                                          4,216     80,891             0.0%
                  United International Enterprises                                     127     24,255             0.0%
*                 Vestjysk Bank A.S.                                                   725      1,586             0.0%
*                 William Demant Holding A.S.                                        6,060    138,700             0.1%
#*                Zealand Pharma A.S.                                                1,917     34,254             0.0%
                                                                                           ---------- ---------------
TOTAL DENMARK                                                                               3,720,137             1.9%
                                                                                           ---------- ---------------
FINLAND -- (2.3%)
                  Ahlstrom-Munksjo Oyj                                               1,922     36,374             0.0%
                  Aktia Bank Oyj                                                     1,849     18,202             0.0%
                  Alma Media Oyj                                                     4,469     26,884             0.0%
                  Amer Sports Oyj                                                    9,341    206,748             0.1%
                  Aspo Oyj                                                           2,685     25,295             0.0%
*                 BasWare Oyj                                                          944     36,518             0.0%
#                 Bittium Oyj                                                        2,478     17,185             0.0%
#                 Cargotec Oyj Class B                                               2,714    161,712             0.1%
#*                Caverion Corp.                                                     9,595     78,439             0.0%
                  Citycon Oyj                                                       41,650    102,405             0.1%
                  Cramo Oyj                                                          3,702     96,123             0.1%
                  Elisa Oyj                                                          9,007    306,301             0.2%
                  F-Secure Oyj                                                       5,200     19,346             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
FINLAND -- (Continued)
                  Finnair Oyj                                                        6,835 $   35,652             0.0%
                  Fiskars Oyj Abp                                                    3,846     84,394             0.0%
                  HKScan Oyj Class A                                                 1,550      5,799             0.0%
#                 Huhtamaki Oyj                                                      7,365    285,486             0.2%
                  Kemira Oyj                                                         8,983    114,911             0.1%
                  Kesko Oyj Class A                                                  1,487     69,566             0.0%
                  Kesko Oyj Class B                                                  5,310    248,693             0.1%
                  Konecranes Oyj                                                     3,486    146,193             0.1%
                  Lassila & Tikanoja Oyj                                             3,659     70,994             0.0%
                  Lemminkainen Oyj                                                     590     11,509             0.0%
#                 Metsa Board Oyj                                                   15,332    108,765             0.1%
                  Metso Oyj                                                          7,931    284,041             0.2%
                  Nokian Renkaat Oyj                                                 7,701    330,995             0.2%
                  Olvi Oyj Class A                                                   1,278     39,479             0.0%
                  Oriola Oyj Class B                                                13,143     55,370             0.0%
                  Orion Oyj Class A                                                  2,683    152,994             0.1%
                  Orion Oyj Class B                                                  5,629    322,595             0.2%
                  Outokumpu Oyj                                                     25,300    242,272             0.1%
*                 Outotec Oyj                                                       14,723    109,248             0.1%
                  Ponsse Oy                                                          1,180     29,846             0.0%
*                 Poyry Oyj                                                          3,314     12,122             0.0%
                  Raisio Oyj Class V                                                 9,632     36,535             0.0%
                  Ramirent Oyj                                                       7,197     68,433             0.0%
                  Rapala VMC Oyj                                                     1,900      8,585             0.0%
                  Sanoma Oyj                                                        10,553     93,088             0.1%
                  Sponda Oyj                                                        19,429     85,698             0.0%
                  SRV Group OYJ                                                      2,217     11,648             0.0%
*                 Stockmann Oyj Abp Class A                                          1,299     11,020             0.0%
#*                Stockmann Oyj Abp Class B                                          2,495     21,445             0.0%
*                 Talvivaara Mining Co. P.L.C.                                      22,722        141             0.0%
#                 Technopolis Oyj                                                   16,667     55,880             0.0%
                  Tieto Oyj                                                          4,371    137,058             0.1%
                  Tikkurila Oyj                                                      4,795     94,948             0.1%
                  Uponor Oyj                                                         4,164     78,853             0.0%
                  Vaisala Oyj Class A                                                  700     33,559             0.0%
                  Valmet Oyj                                                        10,858    197,778             0.1%
                  YIT Oyj                                                           13,172    104,187             0.1%
                                                                                           ---------- ---------------
TOTAL FINLAND                                                                               4,931,312             2.6%
                                                                                           ---------- ---------------
FRANCE -- (4.3%)
                  ABC Arbitrage                                                      3,745     26,494             0.0%
*                 Air France-KLM                                                    15,396    129,344             0.1%
                  Akka Technologies                                                    785     36,681             0.0%
                  Albioma SA                                                         1,336     25,694             0.0%
                  Altamir                                                            1,905     31,983             0.0%
                  Alten SA                                                           1,711    144,996             0.1%
                  Altran Technologies SA                                            11,720    196,648             0.1%
                  April SA                                                           1,417     18,435             0.0%
                  Assystem                                                             808     29,521             0.0%
                  Aubay                                                                220      6,681             0.0%
                  Axway Software SA                                                    500     17,583             0.0%
                  Beneteau SA                                                        4,056     57,507             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
FRANCE -- (Continued)
                  BioMerieux                                                           825 $164,980             0.1%
                  Boiron SA                                                            603   57,349             0.0%
                  Bonduelle SCA                                                      1,714   59,420             0.0%
#                 Bourbon Corp.                                                      2,220   25,029             0.0%
                  Burelle SA                                                            18   22,553             0.0%
*                 Cegedim SA                                                            83    2,310             0.0%
#*                CGG SA                                                             1,407   10,070             0.0%
                  Chargeurs SA                                                       1,886   47,058             0.0%
                  Cie des Alpes                                                        586   14,933             0.0%
                  Cie Plastic Omnium SA                                              4,515  176,702             0.1%
*                 Coface SA                                                          6,945   54,321             0.0%
                  Derichebourg SA                                                    7,894   37,814             0.0%
                  Devoteam SA                                                          334   22,490             0.0%
                  Edenred                                                           16,153  413,786             0.2%
                  Electricite de Strasbourg SA                                         132   15,993             0.0%
#                 Elior Group                                                        7,440  185,620             0.1%
                  Elis SA                                                            3,248   67,205             0.0%
*                 Eramet                                                               664   31,954             0.0%
*                 Esso SA Francaise                                                    197    8,402             0.0%
                  Euler Hermes Group                                                   922   90,075             0.1%
                  Euronext NV                                                        4,035  197,940             0.1%
*                 Europcar Groupe SA                                                 2,936   35,810             0.0%
                  Eutelsat Communications SA                                         3,535   83,636             0.1%
                  Faurecia                                                           4,027  196,812             0.1%
                  Gaumont SA                                                           129   10,487             0.0%
                  Gaztransport Et Technigaz SA                                       2,233   83,350             0.1%
                  GL Events                                                            619   15,179             0.0%
                  Groupe Crit                                                          231   19,395             0.0%
*                 Groupe Fnac SA(B7VQL46)                                            1,311   92,102             0.1%
*                 Groupe Fnac SA(BLRZL56)                                              648   45,653             0.0%
                  Guerbet                                                              488   41,720             0.0%
                  Haulotte Group SA                                                  1,014   15,023             0.0%
                  Havas SA                                                          14,216  131,480             0.1%
*                 Herige SADCS                                                         186    6,681             0.0%
*                 ID Logistics Group                                                   172   26,072             0.0%
                  Imerys SA                                                          2,352  202,345             0.1%
                  Interparfums SA                                                      569   19,522             0.0%
                  Ipsen SA                                                           2,284  265,910             0.1%
                  IPSOS                                                              3,707  118,899             0.1%
                  Jacquet Metal Service                                                672   18,038             0.0%
                  Korian SA                                                          3,572  115,102             0.1%
                  Lagardere SCA                                                      8,939  273,626             0.2%
                  Laurent-Perrier                                                      195   15,015             0.0%
                  Le Noble Age                                                         809   42,887             0.0%
                  Lectra                                                             1,418   36,828             0.0%
                  Linedata Services                                                    187    9,779             0.0%
                  LISI                                                               2,061   80,831             0.1%
                  Maisons France Confort SA                                            186   11,140             0.0%
                  Manitou BF SA                                                      1,600   50,547             0.0%
                  Manutan International                                                508   39,941             0.0%
                  Mersen SA                                                          1,560   45,035             0.0%
                  Metropole Television SA                                            3,670   83,545             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
FRANCE -- (Continued)
                  MGI Coutier                                                          768 $   28,297             0.0%
#*                Naturex                                                              661     60,221             0.0%
                  Neopost SA                                                         3,509    142,293             0.1%
*                 Nexans SA                                                          3,061    170,167             0.1%
                  Nexity SA                                                          2,773    150,765             0.1%
#*                Nicox                                                              2,438     26,510             0.0%
*                 NRJ Group                                                          2,200     25,291             0.0%
                  Oeneo SA                                                           1,489     13,622             0.0%
                  Orpea                                                              2,801    286,095             0.2%
#*                Parrot SA                                                            787      7,585             0.0%
#*                Pierre & Vacances SA                                                 387     18,043             0.0%
                  Plastivaloire                                                         80     14,101             0.0%
#                 Rallye SA                                                          3,323     72,607             0.0%
#*                Recylex SA                                                         1,500      5,899             0.0%
                  Rexel SA                                                          25,457    454,620             0.2%
#                 Robertet SA                                                           95     36,427             0.0%
                  Rothschild & Co.                                                   1,757     54,514             0.0%
                  Rubis SCA                                                          3,245    329,665             0.2%
                  Samse SA                                                             132     20,024             0.0%
                  Sartorius Stedim Biotech                                           1,836    123,155             0.1%
                  Savencia SA                                                          669     59,046             0.0%
*                 Societe des Bains de Mer et du Cercle des Etrangers a Monaco         283      9,520             0.0%
                  Societe pour l'Informatique Industrielle                             216      4,470             0.0%
*                 SOITEC                                                             1,888     80,167             0.1%
*                 Solocal Group                                                     44,645     52,851             0.0%
                  Somfy SA                                                             212    102,524             0.1%
                  Sopra Steria Group                                                 1,069    160,274             0.1%
                  SPIE SA                                                            4,548    126,049             0.1%
*                 Stallergenes Greer P.L.C.                                            209      7,823             0.0%
*                 Ste Industrielle d'Aviation Latecoere SA                           4,872     19,208             0.0%
                  Stef SA                                                              287     25,784             0.0%
                  Sword Group                                                          702     23,997             0.0%
                  Synergie SA                                                          659     27,527             0.0%
                  Tarkett SA                                                         2,054     96,508             0.1%
                  Technicolor SA                                                    17,993     91,364             0.1%
                  Teleperformance                                                    3,757    472,438             0.3%
#                 Television Francaise 1                                            10,205    124,879             0.1%
                  TFF Group                                                             88     13,701             0.0%
                  Thermador Groupe                                                     260     26,171             0.0%
                  Total Gabon                                                           25      4,271             0.0%
                  Trigano SA                                                         1,013    107,107             0.1%
*                 Ubisoft Entertainment SA                                           6,345    300,578             0.2%
#*                Vallourec SA                                                      29,564    189,104             0.1%
#*                Valneva SE                                                         1,226      3,672             0.0%
                  Vetoquinol SA                                                        354     19,445             0.0%
                  Vicat SA                                                           1,780    126,615             0.1%
                  VIEL & Cie SA                                                      4,347     26,982             0.0%
                  Vilmorin & Cie SA                                                    497     35,938             0.0%
*                 Virbac SA                                                            455     71,635             0.0%
*                 Worldline SA                                                       1,309     43,424             0.0%
                                                                                           ---------- ---------------
TOTAL FRANCE                                                                                9,152,934             4.8%
                                                                                           ---------- ---------------

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
GERMANY -- (5.3%)
                  Aareal Bank AG                                                     5,063 $203,638             0.1%
#*                ADLER Real Estate AG                                               2,424   38,040             0.0%
*                 ADVA Optical Networking SE                                         5,097   56,019             0.0%
#*                AIXTRON SE                                                         8,383   45,961             0.0%
                  Amadeus Fire AG                                                      465   39,787             0.0%
#                 Aurubis AG                                                         2,557  178,697             0.1%
                  Axel Springer SE                                                   2,531  142,007             0.1%
                  Bauer AG                                                             422    7,422             0.0%
                  BayWa AG                                                           1,355   49,322             0.0%
                  Bechtle AG                                                         1,282  147,091             0.1%
#                 Bertrandt AG                                                         351   36,658             0.0%
                  Bijou Brigitte AG                                                    274   16,922             0.0%
#*                Bilfinger SE                                                       2,693  116,914             0.1%
#                 Biotest AG                                                         1,179   36,005             0.0%
                  Borussia Dortmund GmbH & Co. KGaA                                  3,857   24,845             0.0%
                  CANCOM SE                                                          1,419   83,970             0.1%
                  Carl Zeiss Meditec AG                                              2,614  118,828             0.1%
                  CENTROTEC Sustainable AG                                           1,248   26,227             0.0%
                  Cewe Stiftung & Co. KGAA                                             476   43,342             0.0%
                  Clere AG                                                              92    1,552             0.0%
                  Comdirect Bank AG                                                  2,500   26,067             0.0%
                  CompuGroup Medical SE                                              2,314  113,923             0.1%
*                 Constantin Medien AG                                               3,300    7,514             0.0%
                  CropEnergies AG                                                    2,141   21,047             0.0%
                  CTS Eventim AG & Co. KGaA                                          2,848  109,619             0.1%
#                 Delticom AG                                                          212    3,951             0.0%
                  Deutsche Beteiligungs AG                                           1,347   51,252             0.0%
                  Deutsche EuroShop AG                                               3,286  133,407             0.1%
                  Deutsche Pfandbriefbank AG                                         5,659   75,871             0.0%
                  Deutz AG                                                          12,197   94,938             0.1%
*                 Dialog Semiconductor P.L.C.                                        5,170  241,909             0.1%
                  DIC Asset AG                                                       4,013   41,182             0.0%
                  Diebold Nixdorf AG                                                   184   14,058             0.0%
                  DMG Mori AG                                                        2,097  114,266             0.1%
                  Draegerwerk AG & Co. KGaA                                            152   11,928             0.0%
#                 Drillisch AG                                                       2,679  143,584             0.1%
#                 Duerr AG                                                           1,588  158,245             0.1%
                  Elmos Semiconductor AG                                               624   16,584             0.0%
#                 ElringKlinger AG                                                   2,610   52,103             0.0%
*                 Evotec AG                                                          6,909   80,681             0.0%
#                 Fielmann AG                                                        1,483  113,373             0.1%
#                 Fraport AG Frankfurt Airport Services Worldwide                    3,057  240,505             0.1%
                  Freenet AG                                                         8,771  275,263             0.2%
                  Fuchs Petrolub SE                                                  2,381  107,507             0.1%
                  Gerresheimer AG                                                    1,966  154,230             0.1%
#                 Gerry Weber International AG                                       2,328   34,117             0.0%
                  Gesco AG                                                             333    9,031             0.0%
#                 GFT Technologies SE                                                1,914   39,050             0.0%
                  Grammer AG                                                         1,330   81,606             0.0%
                  GRENKE AG                                                            300   59,720             0.0%
*                 H&R GmbH & Co. KGaA                                                  607    9,148             0.0%
                  Hamburger Hafen und Logistik AG                                    2,121   40,198             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
GERMANY -- (Continued)
*                 Hapag-Lloyd AG                                                       256 $  7,533             0.0%
*                 Heidelberger Druckmaschinen AG                                    17,995   50,227             0.0%
                  Hella KGaA Hueck & Co.                                             1,957   96,874             0.1%
                  Hornbach Baumarkt AG                                                 478   15,619             0.0%
                  Hugo Boss AG                                                       4,037  306,987             0.2%
                  Indus Holding AG                                                   2,104  140,644             0.1%
                  Isra Vision AG                                                       280   41,022             0.0%
                  Jenoptik AG                                                        5,015  134,941             0.1%
#                 K+S AG                                                            12,599  300,591             0.2%
                  KION Group AG                                                      3,343  226,473             0.1%
*                 Kloeckner & Co. SE                                                11,414  126,094             0.1%
*                 Koenig & Bauer AG                                                  1,126   77,922             0.0%
*                 Kontron AG                                                         3,829   13,503             0.0%
#                 Krones AG                                                          1,070  127,042             0.1%
                  KSB AG                                                                31   14,857             0.0%
                  KWS Saat SE                                                          187   66,509             0.0%
                  Lanxess AG                                                         6,091  439,809             0.2%
                  LEG Immobilien AG                                                  3,785  325,178             0.2%
                  Leifheit AG                                                          377   29,146             0.0%
                  Leoni AG                                                           3,152  171,237             0.1%
*                 LPKF Laser & Electronics AG                                          676    7,067             0.0%
#*                Manz AG                                                              281   11,936             0.0%
                  MLP AG                                                             5,697   35,936             0.0%
                  MTU Aero Engines AG                                                3,006  431,162             0.2%
                  Nemetschek SE                                                      2,828  193,958             0.1%
                  Nexus AG                                                           1,142   27,512             0.0%
*                 Nordex SE                                                          4,088   61,607             0.0%
                  Norma Group SE                                                     1,997  107,078             0.1%
                  Osram Licht AG                                                     5,316  356,116             0.2%
*                 Patrizia Immobilien AG                                             2,983   58,844             0.0%
                  Pfeiffer Vacuum Technology AG                                        720   93,478             0.1%
                  PNE Wind AG                                                        6,074   16,935             0.0%
                  Puma SE                                                              210   81,962             0.1%
                  QIAGEN NV                                                          9,718  291,131             0.2%
#                 QSC AG                                                             8,683   15,387             0.0%
#                 Rational AG                                                          178   89,464             0.1%
                  Rheinmetall AG                                                     2,860  262,518             0.1%
#                 RHOEN-KLINIKUM AG                                                  2,809   80,287             0.0%
#                 RIB Software SE                                                    2,275   33,341             0.0%
#                 S&T AG                                                             4,166   58,922             0.0%
                  SAF-Holland SA                                                     4,741   81,848             0.0%
                  Salzgitter AG                                                      3,612  123,637             0.1%
#                 Schaltbau Holding AG                                                 277   10,834             0.0%
                  SHW AG                                                               529   18,564             0.0%
*                 Siltronic AG                                                         755   54,276             0.0%
                  Sixt Leasing SE                                                      455    9,814             0.0%
#                 Sixt SE                                                            1,196   66,179             0.0%
#                 SMA Solar Technology AG                                            1,123   29,058             0.0%
                  Software AG                                                        3,599  158,350             0.1%
#*                Solarworld AG                                                         26       99             0.0%
                  Stabilus SA                                                        1,777  128,676             0.1%
                  Stada Arzneimittel AG                                              4,467  316,533             0.2%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
GERMANY -- (Continued)
#                 Stroeer SE & Co. KGaA                                                 1,864 $   107,789             0.1%
                  Suedzucker AG                                                         6,873     147,091             0.1%
#*                Suess MicroTec AG                                                       651       7,322             0.0%
                  Surteco SE                                                              689      17,255             0.0%
                  TAG Immobilien AG                                                    10,009     142,506             0.1%
                  Takkt AG                                                              2,567      61,006             0.0%
                  Technotrans AG                                                          637      22,645             0.0%
                  TLG Immobilien AG                                                     4,319      87,395             0.1%
*                 Tom Tailor Holding SE                                                   856       8,124             0.0%
*                 Uniper SE                                                             1,423      23,354             0.0%
                  VERBIO Vereinigte BioEnergie AG                                       2,533      25,008             0.0%
#*                Vossloh AG                                                              879      58,976             0.0%
#                 VTG AG                                                                  666      21,969             0.0%
#                 Wacker Chemie AG                                                      1,113     117,806             0.1%
                  Wacker Neuson SE                                                      2,250      56,844             0.0%
                  Washtec AG                                                              877      65,649             0.0%
                  XING AG                                                                 282      65,972             0.0%
                  Zeal Network SE                                                         472      13,874             0.0%
                                                                                              ----------- ---------------
TOTAL GERMANY                                                                                  11,164,426             5.8%
                                                                                              ----------- ---------------
HONG KONG -- (2.8%)
#*                13 Holdings, Ltd. (The)                                              49,500      14,652             0.0%
                  Alco Holdings, Ltd.                                                  20,000       5,214             0.0%
                  Allied Group, Ltd.                                                   13,600      89,361             0.1%
                  Allied Properties HK, Ltd.                                          219,416      51,880             0.0%
*                 Apac Resources, Ltd.                                                 65,694       1,003             0.0%
                  APT Satellite Holdings, Ltd.                                         43,500      23,573             0.0%
                  Asia Financial Holdings, Ltd.                                        54,874      29,682             0.0%
*                 Asia Satellite Telecommunications Holdings, Ltd.                     11,500      13,822             0.0%
                  Asia Standard International Group, Ltd.                              24,940       6,153             0.0%
                  Associated International Hotels, Ltd.                                28,000      84,049             0.1%
                  Bonjour Holdings, Ltd.                                               61,600       3,126             0.0%
#                 Bright Smart Securities & Commodities Group, Ltd.                     6,000       1,771             0.0%
*                 Brightoil Petroleum Holdings, Ltd.                                  314,000      85,126             0.1%
*                 Brockman Mining, Ltd.                                               256,330       4,719             0.0%
                  Cafe de Coral Holdings, Ltd.                                         30,000      97,548             0.1%
                  Century City International Holdings, Ltd.                            43,340       3,395             0.0%
*                 Champion Technology Holdings, Ltd.                                   88,591       1,309             0.0%
                  Chen Hsong Holdings                                                  30,000       7,984             0.0%
                  Chevalier International Holdings, Ltd.                                4,000       6,448             0.0%
*                 China Energy Development Holdings, Ltd.                             162,000       1,665             0.0%
*                 China Ever Grand Financial Leasing Group Co., Ltd.                  510,000       5,047             0.0%
#                 China LNG Group, Ltd.                                             2,780,000      58,218             0.0%
                  China Motor Bus Co., Ltd.                                             1,600      21,552             0.0%
*                 China Smarter Energy Group Holdings, Ltd.                            52,000       5,344             0.0%
*                 China Strategic Holdings, Ltd.                                    1,321,250      25,271             0.0%
#                 Chinese Estates Holdings, Ltd.                                       18,000      27,652             0.0%
                  Chong Hing Bank, Ltd.                                                11,000      23,905             0.0%
                  Chow Sang Sang Holdings International, Ltd.                          27,000      69,007             0.0%
                  CITIC Telecom International Holdings, Ltd.                          207,000      63,827             0.0%
                  CK Life Sciences International Holdings, Inc.                       352,000      29,838             0.0%
*                 Convoy Global Holdings, Ltd.                                        516,000      13,454             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
HONG KONG -- (Continued)
*                 CP Lotus Corp.                                                      290,000 $  4,586             0.0%
                  Cross-Harbour Holdings, Ltd. (The)                                   30,658   46,108             0.0%
                  CSI Properties, Ltd.                                                509,543   26,840             0.0%
                  Dah Sing Banking Group, Ltd.                                         38,528   77,416             0.1%
#                 Dah Sing Financial Holdings, Ltd.                                    13,006   98,597             0.1%
                  Dickson Concepts International, Ltd.                                 14,500    5,181             0.0%
                  Emperor Capital Group, Ltd.                                         270,000   23,222             0.0%
                  Emperor Entertainment Hotel, Ltd.                                    40,000    9,610             0.0%
                  Emperor International Holdings, Ltd.                                100,333   30,955             0.0%
*                 Emperor Watch & Jewellery, Ltd.                                     210,000    9,314             0.0%
*                 Enerchina Holdings, Ltd.                                            783,000   22,206             0.0%
*                 Esprit Holdings, Ltd.                                               149,550  116,028             0.1%
#                 Fairwood Holdings, Ltd.                                               5,000   19,373             0.0%
                  Far East Consortium International, Ltd.                             161,876   77,175             0.1%
                  FIH Mobile, Ltd.                                                    201,000   68,954             0.0%
                  First Pacific Co., Ltd.                                              96,000   73,922             0.1%
                  Fountain SET Holdings, Ltd.                                          28,000    3,704             0.0%
*                 Freeman FinTech Corp., Ltd.                                         620,000   39,411             0.0%
                  G-Resources Group, Ltd.                                           2,118,000   37,576             0.0%
#*                GCL New Energy Holdings, Ltd.                                       830,000   43,683             0.0%
#*                Genscript Biotech Corp.                                              18,000    7,994             0.0%
                  Get Nice Financial Group, Ltd.                                       16,275    2,425             0.0%
                  Get Nice Holdings, Ltd.                                             651,000   22,592             0.0%
                  Giordano International, Ltd.                                        108,000   57,974             0.0%
*                 Global Brands Group Holding, Ltd.                                   496,000   58,555             0.0%
                  Glorious Sun Enterprises, Ltd.                                       72,000    9,348             0.0%
#*                Gold-Finance Holdings, Ltd.                                          40,000    6,691             0.0%
*                 Grande Holdings, Ltd. (The)                                          28,000    1,259             0.0%
                  Great Eagle Holdings, Ltd.                                           17,225   85,430             0.1%
                  Guoco Group, Ltd.                                                     2,000   22,956             0.0%
#                 Guotai Junan International Holdings, Ltd.                           254,400   79,688             0.1%
#                 Haitong International Securities Group, Ltd.                        180,967   98,010             0.1%
                  Hanison Construction Holdings, Ltd.                                  27,198    4,815             0.0%
*                 Hao Tian Development Group, Ltd.                                    343,200   16,331             0.0%
                  Harbour Centre Development, Ltd.                                     13,500   24,613             0.0%
                  HKBN, Ltd.                                                           76,000   82,028             0.1%
*                 HKR International, Ltd.                                              74,533   40,225             0.0%
                  Hong Kong Aircraft Engineering Co., Ltd.                              2,400   16,030             0.0%
                  Hong Kong Ferry Holdings Co., Ltd.                                   23,000   26,602             0.0%
*                 Hong Kong Television Network, Ltd.                                   32,239    7,329             0.0%
                  Hongkong & Shanghai Hotels, Ltd. (The)                               54,000   63,332             0.0%
#                 Hongkong Chinese, Ltd.                                               90,000   16,878             0.0%
                  Hopewell Holdings, Ltd.                                              45,166  172,604             0.1%
#*                Hsin Chong Group Holdings, Ltd.                                     214,000    9,629             0.0%
                  Hung Hing Printing Group, Ltd.                                       29,815    5,975             0.0%
                  Hutchison Telecommunications Hong Kong Holdings, Ltd.               118,000   34,872             0.0%
                  IGG, Inc.                                                            92,000  139,596             0.1%
*                 Imagi International Holdings, Ltd.                                   22,800    2,488             0.0%
                  IT, Ltd.                                                             54,000   22,809             0.0%
                  ITC Properties Group, Ltd.                                           30,000   11,716             0.0%
                  Johnson Electric Holdings, Ltd.                                      29,375   90,333             0.1%
                  Kerry Logistics Network, Ltd.                                        61,000   85,879             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                     SHARES   VALUE++  OF NET ASSETS**
                                                                                    --------- -------- ---------------
HONG KONG -- (Continued)
*                 Kong Sun Holdings, Ltd.                                              75,000 $  3,953             0.0%
                  Kowloon Development Co., Ltd.                                        28,000   30,973             0.0%
#*                KuangChi Science, Ltd.                                              104,000   41,408             0.0%
                  L'Occitane International SA                                          32,250   67,837             0.0%
                  Lai Sun Development Co., Ltd.                                       885,416   24,909             0.0%
#*                Landing International Development, Ltd.                           4,710,000   39,291             0.0%
                  Lifestyle International Holdings, Ltd.                               55,000   78,473             0.1%
                  Lippo China Resources, Ltd.                                         586,000   18,820             0.0%
                  Liu Chong Hing Investment, Ltd.                                      18,000   28,409             0.0%
                  Luk Fook Holdings International, Ltd.                                30,000  109,613             0.1%
                  Lung Kee Bermuda Holdings                                            26,000   12,196             0.0%
*                 Macau Legend Development, Ltd.                                      293,000   53,414             0.0%
                  Magnificent Hotel Investment, Ltd.                                  336,000    8,160             0.0%
                  Man Wah Holdings, Ltd.                                              127,200  105,332             0.1%
#*                Mason Financial Holdings, Ltd.                                    2,129,598   32,536             0.0%
#                 Master Glory Group, Ltd.                                            660,000   17,287             0.0%
                  Melco International Development, Ltd.                                60,000  123,184             0.1%
*                 Midland Holdings, Ltd.                                               60,000   15,870             0.0%
*                 Midland IC&I, Ltd.                                                  300,000    1,772             0.0%
                  Ming Fai International Holdings, Ltd.                                44,000    6,786             0.0%
                  Miramar Hotel & Investment                                           20,000   43,547             0.0%
*                 Mongolian Mining Corp.                                              171,249    5,398             0.0%
                  NagaCorp, Ltd.                                                      146,000   81,061             0.1%
*                 NetMind Financial Holdings, Ltd.                                  2,064,000   11,928             0.0%
*                 New Times Energy Corp., Ltd.                                         52,200    2,247             0.0%
                  Newocean Energy Holdings, Ltd.                                      110,000   33,200             0.0%
*                 Next Digital, Ltd.                                                   38,000    1,709             0.0%
*                 Noble Century Investment Holdings, Ltd.                              48,000    5,370             0.0%
*                 O Luxe Holdings, Ltd.                                                45,000    4,862             0.0%
#                 OP Financial Investments, Ltd.                                       76,000   27,908             0.0%
*                 Orange Sky Golden Harvest Entertainment Holdings, Ltd.              115,000   11,674             0.0%
                  Orient Overseas International, Ltd.                                  19,500  104,099             0.1%
                  Oriental Watch Holdings                                              14,000    3,256             0.0%
*                 Pacific Andes International Holdings, Ltd.                          126,000      444             0.0%
*                 Pacific Basin Shipping, Ltd.                                        402,000   78,817             0.1%
#                 Pacific Textiles Holdings, Ltd.                                      64,000   71,002             0.0%
                  Paliburg Holdings, Ltd.                                              26,000    9,186             0.0%
#*                Paradise Entertainment, Ltd.                                         40,000    7,050             0.0%
                  Pico Far East Holdings, Ltd.                                         96,000   38,851             0.0%
                  Playmates Toys, Ltd.                                                 60,000   10,706             0.0%
                  Polytec Asset Holdings, Ltd.                                         30,000    2,432             0.0%
                  Public Financial Holdings, Ltd.                                      24,000   11,104             0.0%
*                 PYI Corp., Ltd.                                                     169,839    3,675             0.0%
                  Regal Hotels International Holdings, Ltd.                            29,000   19,186             0.0%
#                 Regina Miracle International Holdings, Ltd.                          27,000   21,103             0.0%
#*                Rentian Technology Holdings, Ltd.                                   400,000   21,863             0.0%
                  SA SA International Holdings, Ltd.                                  119,777   51,254             0.0%
#                 SEA Holdings, Ltd.                                                   38,000   95,438             0.1%
#                 Shenwan Hongyuan HK, Ltd.                                            25,000    9,624             0.0%
                  Shun Ho Property Investments, Ltd.                                    5,544    2,103             0.0%
*                 Shun Tak Holdings, Ltd.                                             130,000   47,438             0.0%
                  Sing Tao News Corp., Ltd.                                            14,000    1,852             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
HONG KONG -- (Continued)
*                 Singamas Container Holdings, Ltd.                                 132,000 $   22,565             0.0%
                  SITC International Holdings Co., Ltd.                             119,000     85,242             0.1%
#*                Skyway Securities Group, Ltd.                                     500,000     26,328             0.0%
                  SmarTone Telecommunications Holdings, Ltd.                         34,000     47,616             0.0%
*                 SOCAM Development, Ltd.                                            28,127      7,623             0.0%
*                 Solomon Systech International, Ltd.                                58,000      2,794             0.0%
                  Soundwill Holdings, Ltd.                                            4,000      9,884             0.0%
                  Stella International Holdings, Ltd.                                55,000     95,592             0.1%
                  Sun Hung Kai & Co., Ltd.                                           50,464     37,531             0.0%
                  TAI Cheung Holdings, Ltd.                                          25,000     23,512             0.0%
                  Tao Heung Holdings, Ltd.                                           17,000      4,654             0.0%
                  Television Broadcasts, Ltd.                                        32,000    123,008             0.1%
#                 Texwinca Holdings, Ltd.                                            78,000     52,217             0.0%
#*                Titan Petrochemicals Group, Ltd.                                  160,000      1,870             0.0%
*                 Tom Group, Ltd.                                                    80,000     19,209             0.0%
#                 Town Health International Medical Group, Ltd.                     112,000     17,704             0.0%
                  Transport International Holdings, Ltd.                             22,800     70,906             0.0%
*                 Trinity, Ltd.                                                      58,000      4,175             0.0%
*                 TSC Group Holdings, Ltd.                                           39,000      4,006             0.0%
*                 United Laboratories International Holdings, Ltd. (The)             45,000     28,215             0.0%
                  Upbest Group, Ltd.                                                148,000     21,465             0.0%
#                 Value Partners Group, Ltd.                                         20,000     18,481             0.0%
                  Varitronix International, Ltd.                                     20,009      9,489             0.0%
                  Victory City International Holdings, Ltd.                          36,937      1,282             0.0%
                  Vitasoy International Holdings, Ltd.                               62,000    122,383             0.1%
                  VST Holdings, Ltd.                                                 57,600     20,057             0.0%
                  VTech Holdings, Ltd.                                               13,200    167,165             0.1%
                  Wai Kee Holdings, Ltd.                                             52,000     25,291             0.0%
                  Wing On Co. International, Ltd.                                    14,000     46,887             0.0%
                  Wing Tai Properties, Ltd.                                           6,000      3,972             0.0%
                  Xinyi Glass Holdings, Ltd.                                        154,000    136,464             0.1%
*                 Yat Sing Holdings, Ltd.                                            30,000     15,580             0.0%
                  Yeebo International Holdings, Ltd.                                 24,000     11,595             0.0%
                  YGM Trading, Ltd.                                                   4,000      4,269             0.0%
                                                                                            ---------- ---------------
TOTAL HONG KONG                                                                              5,985,103             3.1%
                                                                                            ---------- ---------------
IRELAND -- (0.5%)
                  C&C Group P.L.C.                                                   30,388    125,385             0.1%
                  Datalex P.L.C.                                                        874      3,620             0.0%
*                 FBD Holdings P.L.C.(0329028)                                        1,308     11,755             0.0%
*                 FBD Holdings P.L.C.(4330231)                                        1,355     12,004             0.0%
                  Glanbia P.L.C.                                                     13,155    257,103             0.1%
                  Irish Continental Group P.L.C.(BLP5857)                             8,843     50,999             0.0%
                  Irish Continental Group P.L.C.(BLP59W1)                             3,760     21,357             0.0%
*                 Kenmare Resources P.L.C.                                              255        917             0.0%
                  Kingspan Group P.L.C.(4491235)                                      4,211    146,490             0.1%
                  Kingspan Group P.L.C.(0492793)                                      5,394    186,047             0.1%
                  Smurfit Kappa Group P.L.C.                                         11,828    317,213             0.2%
                                                                                            ---------- ---------------
TOTAL IRELAND                                                                                1,132,890             0.6%
                                                                                            ---------- ---------------
ISRAEL -- (0.9%)
#*                Africa Israel Investments, Ltd.                                     2,681        332             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                     PERCENTAGE
                                                                                    SHARES VALUE++ OF NET ASSETS**
                                                                                    ------ ------- ---------------
ISRAEL -- (Continued)
*                 Africa Israel Properties, Ltd.                                     1,216 $24,483             0.0%
*                 Airport City, Ltd.                                                 5,463  72,290             0.1%
*                 Allot Communications, Ltd.                                         3,228  16,085             0.0%
                  Alrov Properties and Lodgings, Ltd.                                  487  13,361             0.0%
                  Amot Investments, Ltd.                                            10,843  51,652             0.1%
*                 AudioCodes, Ltd.                                                   2,455  16,084             0.0%
                  Bayside Land Corp.                                                    53  23,136             0.0%
                  Big Shopping Centers, Ltd.                                           347  25,207             0.0%
                  Blue Square Real Estate, Ltd.                                        407  19,132             0.0%
                  Brack Capital Properties NV                                          500  47,478             0.0%
                  Carasso Motors, Ltd.                                               1,264  14,290             0.0%
*                 Cellcom Israel, Ltd.                                               5,134  50,553             0.1%
*                 Ceragon Networks, Ltd.                                             3,211  10,803             0.0%
*                 Clal Biotechnology Industries, Ltd.                                4,323   4,523             0.0%
*                 Clal Insurance Enterprises Holdings, Ltd.                          2,083  33,896             0.0%
*                 Compugen, Ltd.                                                     3,299  13,289             0.0%
                  Delek Automotive Systems, Ltd.                                     4,148  36,369             0.0%
                  Delta-Galil Industries, Ltd.                                       1,324  40,593             0.0%
                  El Al Israel Airlines                                             28,107  21,989             0.0%
                  Electra Consumer Products 1970, Ltd.                                 515  10,714             0.0%
                  Electra, Ltd.                                                        177  38,607             0.0%
                  First International Bank Of Israel, Ltd.                           3,594  59,224             0.1%
                  Formula Systems 1985, Ltd.                                           809  31,847             0.0%
*                 Gilat Satellite Networks, Ltd.                                     2,140  10,929             0.0%
*                 Hadera Paper, Ltd.                                                   146   6,739             0.0%
                  Harel Insurance Investments & Financial Services, Ltd.            10,397  55,340             0.1%
                  Hilan, Ltd.                                                        1,395  24,673             0.0%
                  IDI Insurance Co., Ltd.                                              657  35,034             0.0%
*                 Israel Discount Bank, Ltd. Class A                                18,996  45,993             0.0%
*                 Jerusalem Oil Exploration                                            820  47,675             0.0%
*                 Kamada, Ltd.                                                       1,265   9,098             0.0%
                  Kerur Holdings, Ltd.                                                 357  11,813             0.0%
                  Magic Software Enterprises, Ltd.                                   2,800  22,147             0.0%
                  Matrix IT, Ltd.                                                    3,427  32,198             0.0%
                  Maytronics, Ltd.                                                   2,871  12,133             0.0%
*                 Mazor Robotics, Ltd.                                               1,564  27,629             0.0%
#*                Mazor Robotics, Ltd. Sponsored ADR                                   900  32,085             0.0%
                  Melisron, Ltd.                                                     1,608  87,564             0.1%
                  Menora Mivtachim Holdings, Ltd.                                    3,053  35,285             0.0%
                  Migdal Insurance & Financial Holding, Ltd.                        34,652  34,138             0.0%
*                 Naphtha Israel Petroleum Corp., Ltd.                               4,099  33,145             0.0%
*                 Nova Measuring Instruments, Ltd.                                   2,529  50,270             0.0%
                  Oil Refineries, Ltd.                                              86,916  34,574             0.0%
*                 Partner Communications Co., Ltd.                                   7,236  35,389             0.0%
                  Paz Oil Co., Ltd.                                                    419  68,443             0.1%
*                 Phoenix Holdings, Ltd. (The)                                       4,361  19,105             0.0%
                  Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.                 415  19,831             0.0%
                  Scope Metals Group, Ltd.                                             432  12,181             0.0%
                  Shapir Engineering and Industry, Ltd.                              6,358  18,015             0.0%
                  Shikun & Binui, Ltd.                                              22,660  59,489             0.1%
                  Shufersal, Ltd.                                                    9,016  44,473             0.0%
                  Strauss Group, Ltd.                                                2,777  48,892             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
ISRAEL -- (Continued)
                  Summit Real Estate Holdings, Ltd.                                   1,890 $   14,066             0.0%
*                 Tower Semiconductor, Ltd.                                           6,254    136,555             0.1%
                                                                                            ---------- ---------------
TOTAL ISRAEL                                                                                 1,800,838             0.9%
                                                                                            ---------- ---------------
ITALY -- (3.8%)
                  A2A SpA                                                           121,257    180,228             0.1%
                  ACEA SpA                                                            3,393     48,821             0.0%
                  Amplifon SpA                                                        9,533    121,776             0.1%
                  Anima Holding SpA                                                  19,107    124,906             0.1%
                  Ansaldo STS SpA                                                    10,015    134,399             0.1%
*                 Arnoldo Mondadori Editore SpA                                       7,418     14,729             0.0%
                  Ascopiave SpA                                                      10,073     39,752             0.0%
#                 Astaldi SpA                                                         5,928     38,883             0.0%
                  Autogrill SpA                                                      13,630    155,013             0.1%
                  Azimut Holding SpA                                                  9,557    186,426             0.1%
#*                Banca Carige SpA                                                   13,880      3,855             0.0%
                  Banca Generali SpA                                                  4,378    125,805             0.1%
                  Banca IFIS SpA                                                      2,101     90,630             0.1%
                  Banca Mediolanum SpA                                               18,277    139,797             0.1%
                  Banca Popolare di Sondrio SCPA                                     43,376    161,607             0.1%
#                 Banca Profilo SpA                                                  12,870      2,995             0.0%
                  Banco BPM SpA                                                      94,023    274,594             0.1%
                  Banco di Desio e della Brianza SpA                                  5,000     13,652             0.0%
                  Biesse SpA                                                          1,093     33,659             0.0%
#                 BPER Banca                                                         52,218    285,667             0.2%
                  Brembo SpA                                                          2,345    184,239             0.1%
                  Brunello Cucinelli SpA                                              2,157     56,521             0.0%
                  Buzzi Unicem SpA                                                    4,611    118,486             0.1%
#                 Cairo Communication SpA                                             3,961     19,404             0.0%
*                 Caltagirone Editore SpA                                             3,000      2,655             0.0%
                  Cementir Holding SpA                                                3,618     21,815             0.0%
                  Cerved Information Solutions SpA                                   15,707    167,691             0.1%
                  CIR-Compagnie Industriali Riunite SpA                              36,555     58,796             0.0%
                  Credito Emiliano SpA                                                9,212     64,402             0.0%
#                 Credito Valtellinese SpA                                            9,579     34,625             0.0%
                  Danieli & C Officine Meccaniche SpA                                 1,158     28,950             0.0%
                  Datalogic SpA                                                       1,800     49,367             0.0%
#                 Davide Campari-Milano SpA                                          19,493    230,494             0.1%
                  De' Longhi SpA                                                      3,942    120,178             0.1%
                  DiaSorin SpA                                                        1,114     83,499             0.0%
#                 Ei Towers SpA                                                       1,604     92,574             0.1%
                  ERG SpA                                                             7,232     89,777             0.1%
                  Esprinet SpA                                                        2,060     16,851             0.0%
                  Falck Renewables SpA                                                2,864      3,544             0.0%
#*                Fincantieri SpA                                                    73,654     72,076             0.0%
                  FinecoBank Banca Fineco SpA                                        11,827     84,252             0.0%
#                 Geox SpA                                                            3,764     10,173             0.0%
*                 Gruppo Editoriale L'Espresso SpA                                    7,849      7,210             0.0%
                  Gruppo MutuiOnline SpA                                              1,137     14,948             0.0%
                  Hera SpA                                                           42,702    122,128             0.1%
                  IMMSI SpA                                                           8,658      3,661             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
ITALY -- (Continued)
                  Industria Macchine Automatiche SpA                                  1,214 $  107,025             0.1%
                  Infrastrutture Wireless Italiane SpA                               21,569    119,287             0.1%
#*                Intek Group SpA                                                    17,854      4,754             0.0%
                  Interpump Group SpA                                                 6,610    175,294             0.1%
                  Iren SpA                                                           67,680    142,612             0.1%
*                 Italgas SpA                                                        33,023    149,294             0.1%
                  Italmobiliare SpA                                                     725     40,631             0.0%
#                 Maire Tecnimont SpA                                                 9,016     35,822             0.0%
                  MARR SpA                                                            3,575     86,318             0.1%
#                 Mediaset SpA                                                       57,273    234,058             0.1%
                  Moncler SpA                                                         9,687    238,930             0.1%
                  OVS SpA                                                            12,808     85,258             0.1%
                  Parmalat SpA                                                        9,069     30,732             0.0%
                  Piaggio & C SpA                                                    11,804     24,462             0.0%
                  Prysmian SpA                                                       12,247    353,432             0.2%
                  RAI Way SpA                                                         5,884     30,896             0.0%
                  Recordati SpA                                                       7,452    276,173             0.1%
                  Reply SpA                                                             480     84,076             0.0%
#*                Retelit SpA                                                        11,003     16,042             0.0%
                  Sabaf SpA                                                             217      3,090             0.0%
                  SAES Getters SpA                                                      616     12,050             0.0%
*                 Safilo Group SpA                                                    2,996     21,629             0.0%
*                 Saipem SpA                                                        539,922    232,403             0.1%
                  Salini Impregilo SpA                                               21,276     72,402             0.0%
#                 Salvatore Ferragamo SpA                                             3,890    124,567             0.1%
                  Saras SpA                                                          34,552     72,186             0.0%
                  SAVE SpA                                                            2,309     54,785             0.0%
                  Societa Cattolica di Assicurazioni SCRL                            17,937    159,430             0.1%
                  Societa Iniziative Autostradali e Servizi SpA                       5,499     55,432             0.0%
*                 Sogefi SpA                                                          3,015     15,529             0.0%
                  SOL SpA                                                             2,651     28,583             0.0%
                  Tamburi Investment Partners SpA                                     7,645     42,287             0.0%
#*                Tiscali SpA                                                       110,959      5,590             0.0%
                  Tod's SpA                                                           1,433    110,724             0.1%
#*                Trevi Finanziaria Industriale SpA                                   6,018      5,978             0.0%
                  Unione di Banche Italiane SpA                                      66,572    280,504             0.2%
                  Unipol Gruppo Finanziario SpA                                      39,687    176,995             0.1%
                  UnipolSai Assicurazioni SpA                                        83,153    191,011             0.1%
                  Vittoria Assicurazioni SpA                                          2,848     38,197             0.0%
#*                Yoox Net-A-Porter Group SpA                                         4,117    109,399             0.1%
                  Zignago Vetro SpA                                                   1,896     15,654             0.0%
                                                                                            ---------- ---------------
TOTAL ITALY                                                                                  7,999,031             4.2%
                                                                                            ---------- ---------------
JAPAN -- (20.9%)
                  77 Bank, Ltd. (The)                                                32,000    138,400             0.1%
#*                Access Co., Ltd.                                                    1,900     13,848             0.0%
                  Achilles Corp.                                                      1,300     20,887             0.0%
                  Adastria Co., Ltd.                                                  2,040     50,666             0.0%
                  ADEKA Corp.                                                         5,600     82,660             0.1%
                  Advan Co., Ltd.                                                     1,600     16,689             0.0%
                  Aeon Delight Co., Ltd.                                              1,100     33,566             0.0%
                  Aeon Fantasy Co., Ltd.                                                800     21,035             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Ahresty Corp.                                                        700 $  6,998             0.0%
#                 Ai Holdings Corp.                                                  2,600   63,939             0.1%
                  Aica Kogyo Co., Ltd.                                               3,000   85,506             0.1%
                  Aichi Bank, Ltd. (The)                                               800   44,167             0.0%
                  Aichi Corp.                                                        2,400   17,732             0.0%
                  Aichi Steel Corp.                                                  1,500   58,646             0.0%
                  Aichi Tokei Denki Co., Ltd.                                          300   10,024             0.0%
                  Aida Engineering, Ltd.                                             4,000   34,827             0.0%
#                 Ain Holdings, Inc.                                                 1,200   83,131             0.1%
                  Aiphone Co., Ltd.                                                  1,100   17,183             0.0%
                  Aisan Industry Co., Ltd.                                           2,770   24,900             0.0%
                  Aizawa Securities Co., Ltd.                                        2,100   12,796             0.0%
#*                Akebono Brake Industry Co., Ltd.                                   6,500   20,790             0.0%
                  Akita Bank, Ltd. (The)                                            15,000   47,684             0.0%
                  Alconix Corp.                                                        800   14,049             0.0%
                  Alpen Co., Ltd.                                                    2,000   35,864             0.0%
                  Alpine Electronics, Inc.                                           3,800   55,295             0.0%
                  Alps Logistics Co., Ltd.                                           2,000   13,644             0.0%
                  Altech Corp.                                                         500   16,263             0.0%
                  Amano Corp.                                                        4,200   89,701             0.1%
                  Amuse, Inc.                                                        1,000   22,946             0.0%
                  Anest Iwata Corp.                                                  3,000   26,383             0.0%
*                 Anicom Holdings, Inc.                                                900   21,482             0.0%
                  Anritsu Corp.                                                     13,200  106,761             0.1%
                  AOKI Holdings, Inc.                                                3,200   39,527             0.0%
                  Aomori Bank, Ltd. (The)                                           17,000   59,197             0.0%
                  Aoyama Trading Co., Ltd.                                           3,700  132,195             0.1%
                  Arakawa Chemical Industries, Ltd.                                  1,800   31,828             0.0%
#                 Arata Corp.                                                          900   24,325             0.0%
                  Arcland Sakamoto Co., Ltd.                                         3,000   37,111             0.0%
                  Arcland Service Holdings Co., Ltd.                                 1,000   27,583             0.0%
                  Arcs Co., Ltd.                                                     3,600   77,111             0.1%
#                 Ardepro Co., Ltd.                                                 14,300   17,562             0.0%
                  Argo Graphics, Inc.                                                1,100   24,758             0.0%
                  Ariake Japan Co., Ltd.                                               900   57,017             0.0%
*                 Arisawa Manufacturing Co., Ltd.                                    5,100   36,161             0.0%
                  Artnature, Inc.                                                    1,000    6,410             0.0%
                  As One Corp.                                                         990   43,832             0.0%
                  Asahi Co., Ltd.                                                      800   10,238             0.0%
                  Asahi Diamond Industrial Co., Ltd.                                 4,500   34,543             0.0%
                  Asahi Holdings, Inc.                                               2,900   54,092             0.0%
                  Asahi Kogyosha Co., Ltd.                                             600   16,517             0.0%
                  Asahi Yukizai Corp.                                                3,000    6,245             0.0%
                  Asanuma Corp.                                                      8,000   23,330             0.0%
                  Asatsu-DK, Inc.                                                    2,700   70,067             0.1%
                  Ashimori Industry Co., Ltd.                                        3,000    4,386             0.0%
                  Asia Pile Holdings Corp.                                           2,200   11,973             0.0%
                  ASKA Pharmaceutical Co., Ltd.                                      2,000   29,380             0.0%
#                 ASKUL Corp.                                                        1,100   32,037             0.0%
#                 Asukanet Co., Ltd.                                                   600   11,076             0.0%
                  Asunaro Aoki Construction Co., Ltd.                                1,800   13,248             0.0%
                  Ateam, Inc.                                                        1,400   36,792             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
#                 Atom Corp.                                                         9,000 $ 58,528             0.0%
                  Atsugi Co., Ltd.                                                  15,000   18,027             0.0%
#                 Autobacs Seven Co., Ltd.                                           6,000   90,816             0.1%
                  Avex Group Holdings, Inc.                                          4,300   63,241             0.1%
                  Awa Bank, Ltd. (The)                                              14,000   92,474             0.1%
                  Axial Retailing, Inc.                                              1,200   45,948             0.0%
                  Azbil Corp.                                                        2,200   74,074             0.1%
                  Bando Chemical Industries, Ltd.                                    2,500   22,907             0.0%
                  Bank of Iwate, Ltd. (The)                                          2,000   81,774             0.1%
#                 Bank of Nagoya, Ltd. (The)                                         1,400   51,398             0.0%
                  Bank of Okinawa, Ltd. (The)                                        2,160   83,255             0.1%
                  Bank of Saga, Ltd. (The)                                          16,000   42,653             0.0%
                  Bank of the Ryukyus, Ltd.                                          3,600   49,643             0.0%
                  Belc Co., Ltd.                                                     1,000   44,476             0.0%
                  Bell System24 Holdings, Inc.                                       2,400   22,924             0.0%
                  Belluna Co., Ltd.                                                  6,900   63,269             0.1%
                  Benefit One, Inc.                                                  1,900   58,067             0.0%
                  Best Denki Co., Ltd.                                               2,500    3,633             0.0%
                  Bic Camera, Inc.                                                   8,000   79,622             0.1%
                  BML, Inc.                                                          2,000   43,654             0.0%
#                 Bookoff Corp.                                                      1,000    7,036             0.0%
                  Bourbon Corp.                                                        500   11,924             0.0%
                  Broadleaf Co., Ltd.                                                2,800   18,172             0.0%
#                 BRONCO BILLY Co., Ltd.                                             1,100   25,190             0.0%
                  Bunka Shutter Co., Ltd.                                            4,984   38,296             0.0%
                  C Uyemura & Co., Ltd.                                                400   20,960             0.0%
                  CAC Holdings Corp.                                                 1,700   16,140             0.0%
                  Can Do Co., Ltd.                                                   1,000   15,148             0.0%
                  Canon Electronics, Inc.                                            1,500   27,922             0.0%
                  Capcom Co., Ltd.                                                   2,200   47,453             0.0%
                  Cawachi, Ltd.                                                      1,300   34,183             0.0%
                  Central Automotive Products, Ltd.                                  1,600   16,579             0.0%
                  Central Glass Co., Ltd.                                           17,000   73,449             0.1%
                  Central Sports Co., Ltd.                                             400   11,876             0.0%
                  Chiba Kogyo Bank, Ltd. (The)                                       7,400   42,657             0.0%
                  Chiyoda Co., Ltd.                                                  1,700   42,414             0.0%
                  Chiyoda Corp.                                                     11,000   73,134             0.1%
                  Chiyoda Integre Co., Ltd.                                            600   13,209             0.0%
                  Chofu Seisakusho Co., Ltd.                                         1,800   43,064             0.0%
                  Chori Co., Ltd.                                                    1,400   24,984             0.0%
                  Chubu Shiryo Co., Ltd.                                             1,700   20,112             0.0%
                  Chudenko Corp.                                                     2,900   63,633             0.1%
                  Chuetsu Pulp & Paper Co., Ltd.                                     8,000   17,002             0.0%
*                 Chugai Mining Co., Ltd.                                            5,000    1,168             0.0%
                  Chugai Ro Co., Ltd.                                                7,000   13,634             0.0%
                  Chugoku Marine Paints, Ltd.                                        5,000   36,979             0.0%
                  Chukyo Bank, Ltd. (The)                                              700   14,630             0.0%
                  Chuo Spring Co., Ltd.                                              5,000   14,941             0.0%
                  CI Takiron Corp.                                                   3,000   15,220             0.0%
                  Ci:z Holdings Co., Ltd.                                            1,400   41,118             0.0%
                  Citizen Watch Co., Ltd.                                           17,800  118,094             0.1%
                  CKD Corp.                                                          4,700   58,857             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Clarion Co., Ltd.                                                  6,000 $ 23,822             0.0%
                  Cleanup Corp.                                                      2,000   14,441             0.0%
                  CMIC Holdings Co., Ltd.                                              600    7,750             0.0%
*                 CMK Corp.                                                          3,900   25,657             0.0%
                  Cocokara fine, Inc.                                                2,379  112,478             0.1%
#                 COLOPL, Inc.                                                       2,400   22,160             0.0%
#                 Colowide Co., Ltd.                                                 3,700   60,751             0.0%
                  Computer Engineering & Consulting, Ltd.                            1,500   28,063             0.0%
                  CONEXIO Corp.                                                      1,300   19,908             0.0%
#                 COOKPAD, Inc.                                                      3,000   23,869             0.0%
                  Corona Corp.                                                       1,300   13,296             0.0%
                  Cosel Co., Ltd.                                                    1,600   20,386             0.0%
                  Cosmo Energy Holdings Co., Ltd.                                    4,700   74,446             0.1%
                  Create Restaurants Holdings, Inc.                                  4,500   36,454             0.0%
                  Create SD Holdings Co., Ltd.                                       2,400   56,373             0.0%
#*                CROOZ, Inc.                                                          600   18,463             0.0%
                  D.A. Consortium Holdings, Inc.                                     2,600   33,110             0.0%
                  Dai Nippon Toryo Co., Ltd.                                        11,000   25,165             0.0%
                  Dai-Dan Co., Ltd.                                                  3,000   29,361             0.0%
                  Dai-ichi Seiko Co., Ltd.                                           1,400   20,583             0.0%
                  Daibiru Corp.                                                      2,900   26,761             0.0%
                  Daido Metal Co., Ltd.                                              3,000   26,769             0.0%
                  Daido Steel Co., Ltd.                                             26,000  144,772             0.1%
                  Daihen Corp.                                                      11,000   69,842             0.1%
                  Daiho Corp.                                                        8,000   38,982             0.0%
                  Daiichi Jitsugyo Co., Ltd.                                         4,000   25,116             0.0%
                  Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                             2,500   24,093             0.0%
                  Daiichikosho Co., Ltd.                                             1,100   47,742             0.0%
                  Daiken Corp.                                                       1,400   26,538             0.0%
                  Daiki Aluminium Industry Co., Ltd.                                 3,000   14,212             0.0%
#                 Daikoku Denki Co., Ltd.                                              900   12,966             0.0%
                  Daikokutenbussan Co., Ltd.                                           500   23,886             0.0%
                  Daikyo, Inc.                                                      27,000   56,229             0.0%
                  Daikyonishikawa Corp.                                              2,400   30,509             0.0%
                  Dainichiseika Color & Chemicals Manufacturing Co., Ltd.            8,000   54,641             0.0%
#                 Daio Paper Corp.                                                   4,800   60,853             0.0%
                  Daisan Bank, Ltd. (The)                                            2,000   30,471             0.0%
                  Daiseki Co., Ltd.                                                  2,130   47,501             0.0%
                  Daishi Bank, Ltd. (The)                                           23,000   92,341             0.1%
                  Daito Bank, Ltd. (The)                                            10,000   14,897             0.0%
                  Daito Pharmaceutical Co., Ltd.                                     1,450   29,782             0.0%
                  Daiwa Industries, Ltd.                                             3,000   29,560             0.0%
                  Daiwabo Holdings Co., Ltd.                                        11,000   38,686             0.0%
#                 DCM Holdings Co., Ltd.                                             8,800   76,615             0.1%
                  Denka Co., Ltd.                                                   20,000  103,046             0.1%
                  Denki Kogyo Co., Ltd.                                              8,000   39,111             0.0%
                  Denyo Co., Ltd.                                                    2,000   29,329             0.0%
                  Descente, Ltd.                                                     3,300   40,030             0.0%
*                 Dexerials Corp.                                                    3,500   31,473             0.0%
                  Digital Arts, Inc.                                                 1,000   27,776             0.0%
                  Digital Garage, Inc.                                               1,400   29,636             0.0%
#                 Dip Corp.                                                          1,700   37,562             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  DKS Co., Ltd.                                                      6,000 $ 24,327             0.0%
                  DMG Mori Co., Ltd.                                                 8,000  132,099             0.1%
                  Doshisha Co., Ltd.                                                 3,500   70,766             0.1%
                  Doutor Nichires Holdings Co., Ltd.                                 2,212   46,907             0.0%
                  DTS Corp.                                                          2,500   65,634             0.1%
                  Duskin Co., Ltd.                                                   2,700   60,566             0.0%
                  DyDo Group Holdings, Inc.                                            900   43,274             0.0%
                  Eagle Industry Co., Ltd.                                           2,000   28,309             0.0%
#                 Earth Chemical Co., Ltd.                                             900   48,771             0.0%
#                 EDION Corp.                                                        6,100   59,464             0.0%
#                 Ehime Bank, Ltd. (The)                                             3,800   48,057             0.0%
                  Eighteenth Bank, Ltd. (The)                                       16,000   49,169             0.0%
                  Eiken Chemical Co., Ltd.                                           2,000   54,940             0.0%
                  Eizo Corp.                                                         1,500   49,600             0.0%
                  Elecom Co., Ltd.                                                   1,100   22,742             0.0%
                  Elematec Corp.                                                       900   14,242             0.0%
                  en-japan, Inc.                                                     1,600   35,565             0.0%
*                 Eneres Co., Ltd.                                                   2,000    9,303             0.0%
#*                Enigmo, Inc.                                                       1,300   22,783             0.0%
                  Enplas Corp.                                                         700   19,130             0.0%
                  EPS Holdings, Inc.                                                 2,000   26,357             0.0%
#                 eRex Co., Ltd.                                                     3,900   46,752             0.0%
                  ESPEC Corp.                                                        2,000   24,215             0.0%
                  Exedy Corp.                                                        2,600   70,987             0.1%
                  F@N Communications, Inc.                                           6,200   49,457             0.0%
                  FCC Co., Ltd.                                                      3,800   72,557             0.1%
                  Feed One Co., Ltd.                                                 4,400    8,166             0.0%
                  Ferrotec Holdings Corp.                                            2,700   32,132             0.0%
#*                FFRI, Inc.                                                           400   16,859             0.0%
                  FIDEA Holdings Co., Ltd.                                          17,300   32,481             0.0%
#                 Fields Corp.                                                       1,100   12,352             0.0%
                  Financial Products Group Co., Ltd.                                 5,100   44,297             0.0%
#                 FINDEX, Inc.                                                         700    6,126             0.0%
                  Foster Electric Co., Ltd.                                          2,700   45,082             0.0%
                  FP Corp.                                                           1,800   85,711             0.1%
                  France Bed Holdings Co., Ltd.                                      1,600   13,450             0.0%
                  Fudo Tetra Corp.                                                  19,300   31,729             0.0%
                  Fuji Co., Ltd.                                                     1,500   37,150             0.0%
                  Fuji Corp., Ltd.                                                   3,000   19,648             0.0%
                  Fuji Kosan Co., Ltd.                                                 600    2,643             0.0%
#                 Fuji Kyuko Co., Ltd.                                               4,000   36,615             0.0%
                  Fuji Machine Manufacturing Co., Ltd.                               3,400   43,178             0.0%
                  Fuji Oil Co., Ltd.                                                 1,800    5,797             0.0%
                  Fuji Oil Holdings, Inc.                                            3,500   82,123             0.1%
                  Fuji Pharma Co., Ltd.                                              1,000   32,538             0.0%
                  Fuji Seal International, Inc.                                      2,400   57,088             0.0%
                  Fuji Soft, Inc.                                                    2,200   58,084             0.0%
                  Fujibo Holdings, Inc.                                              1,500   40,900             0.0%
                  Fujicco Co., Ltd.                                                  1,400   32,036             0.0%
                  Fujikura Kasei Co., Ltd.                                           2,000   11,805             0.0%
                  Fujikura, Ltd.                                                    22,000  165,396             0.1%
                  Fujimi, Inc.                                                       1,400   27,017             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Fujimori Kogyo Co., Ltd.                                           1,600 $ 50,119             0.0%
                  Fujita Kanko, Inc.                                                 8,000   25,711             0.0%
                  Fujitec Co., Ltd.                                                  4,000   47,405             0.0%
                  Fujitsu Frontech, Ltd.                                             1,400   19,375             0.0%
                  Fujitsu General, Ltd.                                              3,000   63,632             0.1%
                  Fujiya Co., Ltd.                                                  11,000   25,296             0.0%
                  Fukuda Corp.                                                       3,000   26,569             0.0%
                  Fukui Bank, Ltd. (The)                                            26,000   63,922             0.1%
#                 Fukui Computer Holdings, Inc.                                        900   23,634             0.0%
                  Fukushima Bank, Ltd. (The)                                        14,000   11,050             0.0%
                  Fukushima Industries Corp.                                         1,500   53,241             0.0%
                  Fukuyama Transporting Co., Ltd.                                   15,000   91,195             0.1%
                  FULLCAST Holdings Co., Ltd.                                        3,100   30,706             0.0%
#                 Funai Electric Co., Ltd.                                             600    4,481             0.0%
                  Funai Soken Holdings, Inc.                                         2,040   39,209             0.0%
#                 Furukawa Co., Ltd.                                                33,000   63,689             0.1%
                  Furuno Electric Co., Ltd.                                          3,500   21,412             0.0%
                  Furusato Industries, Ltd.                                          1,000   14,789             0.0%
                  Fuso Chemical Co., Ltd.                                            2,000   62,499             0.1%
                  Fuso Pharmaceutical Industries, Ltd.                                 500   12,840             0.0%
                  Futaba Corp.                                                       4,200   75,441             0.1%
                  Futaba Industrial Co., Ltd.                                        8,700   72,714             0.1%
                  Future Corp.                                                         800    6,214             0.0%
                  Fuyo General Lease Co., Ltd.                                       1,600   74,695             0.1%
                  G-Tekt Corp.                                                       1,800   31,756             0.0%
                  Gakken Holdings Co., Ltd.                                            300    8,263             0.0%
                  GCA Corp.                                                          3,700   29,910             0.0%
#                 Genky Stores, Inc.                                                 1,000   25,587             0.0%
#                 Geo Holdings Corp.                                                 3,000   33,139             0.0%
                  Giken, Ltd.                                                        1,300   30,215             0.0%
                  GLOBERIDE, Inc.                                                    1,000   17,325             0.0%
                  Glory, Ltd.                                                        1,700   57,083             0.0%
                  GMO Click Holdings, Inc.                                           1,800   12,420             0.0%
                  GMO internet, Inc.                                                 4,200   49,854             0.0%
#                 GMO Payment Gateway, Inc.                                          1,500   67,287             0.1%
                  Godo Steel, Ltd.                                                     600    8,826             0.0%
                  Goldcrest Co., Ltd.                                                1,190   21,160             0.0%
                  Gree, Inc.                                                        10,400   83,394             0.1%
                  GS Yuasa Corp.                                                    18,000   83,397             0.1%
                  Gun-Ei Chemical Industry Co., Ltd.                                   700   22,391             0.0%
                  Gunze, Ltd.                                                       19,000   76,839             0.1%
                  Gurunavi, Inc.                                                     2,500   50,156             0.0%
                  H-One Co., Ltd.                                                    2,200   32,070             0.0%
                  H2O Retailing Corp.                                                7,600  128,998             0.1%
                  Hakuto Co., Ltd.                                                   1,400   14,945             0.0%
                  Hamakyorex Co., Ltd.                                               2,200   46,146             0.0%
                  Handsman Co., Ltd.                                                   800   12,707             0.0%
                  Hanwa Co., Ltd.                                                   18,000  127,627             0.1%
                  Happinet Corp.                                                     1,800   29,643             0.0%
                  Hazama Ando Corp.                                                  9,810   69,864             0.1%
#                 Hearts United Group Co., Ltd.                                      1,200   15,148             0.0%
                  Heiwa Corp.                                                          400   10,309             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Heiwa Real Estate Co., Ltd.                                        3,600 $ 57,416             0.0%
                  Heiwado Co., Ltd.                                                  2,500   53,602             0.0%
                  HI-LEX Corp.                                                       2,000   49,402             0.0%
                  Hibiya Engineering, Ltd.                                           2,400   35,378             0.0%
                  Hiday Hidaka Corp.                                                 2,116   44,687             0.0%
                  Hioki EE Corp.                                                       300    6,159             0.0%
                  Hiramatsu, Inc.                                                    2,300   13,411             0.0%
#                 Hirata Corp.                                                         700   55,215             0.0%
                  Hiroshima Gas Co., Ltd.                                            6,100   19,372             0.0%
#                 HIS Co., Ltd.                                                      2,900   69,111             0.1%
                  Hisaka Works, Ltd.                                                 2,000   17,114             0.0%
#                 Hitachi Kokusai Electric, Inc.                                     2,000   44,855             0.0%
                  Hitachi Maxell, Ltd.                                               3,700   73,117             0.1%
                  Hitachi Transport System, Ltd.                                     2,200   46,757             0.0%
                  Hitachi Zosen Corp.                                               12,900   74,918             0.1%
                  Hochiki Corp.                                                      1,700   21,915             0.0%
                  Hodogaya Chemical Co., Ltd.                                          400   12,398             0.0%
                  Hogy Medical Co., Ltd.                                             1,100   70,648             0.1%
                  Hokkaido Coca-Cola Bottling Co., Ltd.                              3,000   18,936             0.0%
                  Hokkaido Electric Power Co., Inc.                                 13,800  100,179             0.1%
                  Hokkaido Gas Co., Ltd.                                             4,000    9,724             0.0%
                  Hokkan Holdings, Ltd.                                              6,000   27,522             0.0%
                  Hokkoku Bank, Ltd. (The)                                          22,000   82,528             0.1%
                  Hokuetsu Bank, Ltd. (The)                                          2,200   53,933             0.0%
                  Hokuetsu Kishu Paper Co., Ltd.                                    11,800   82,284             0.1%
                  Hokuhoku Financial Group, Inc.                                     7,400  116,235             0.1%
                  Hokuriku Electric Industry Co., Ltd.                               4,000    4,776             0.0%
#                 Hokuriku Electric Power Co.                                       10,100   93,351             0.1%
                  Hokuto Corp.                                                       2,800   52,539             0.0%
                  Honeys Holdings Co., Ltd.                                            770    7,756             0.0%
                  Hoosiers Holdings                                                    700    4,032             0.0%
                  Horiba, Ltd.                                                       2,200  129,704             0.1%
                  Hosiden Corp.                                                      7,500   82,623             0.1%
                  Hosokawa Micron Corp.                                                400   14,705             0.0%
                  House Foods Group, Inc.                                            2,600   57,878             0.0%
#                 Howa Machinery, Ltd.                                                 500    3,330             0.0%
                  Hyakugo Bank, Ltd. (The)                                          19,000   76,746             0.1%
                  Hyakujushi Bank, Ltd. (The)                                       22,000   72,893             0.1%
                  Ibiden Co., Ltd.                                                   9,300  163,704             0.1%
                  IBJ Leasing Co., Ltd.                                              2,200   47,848             0.0%
                  Ichibanya Co., Ltd.                                                1,100   35,485             0.0%
#                 Ichigo, Inc.                                                      17,700   51,462             0.0%
                  Ichikoh Industries, Ltd.                                           4,000   20,854             0.0%
                  Ichinen Holdings Co., Ltd.                                         2,000   21,271             0.0%
                  Ichiyoshi Securities Co., Ltd.                                     4,100   32,677             0.0%
                  Icom, Inc.                                                           700   16,013             0.0%
                  Idec Corp.                                                         1,600   17,599             0.0%
#                 IDOM, Inc.                                                         5,000   26,230             0.0%
                  Ihara Chemical Industry Co., Ltd.                                  3,100   28,073             0.0%
                  Iino Kaiun Kaisha, Ltd.                                           10,400   42,944             0.0%
                  Imasen Electric Industrial                                           801    7,581             0.0%
                  Inaba Denki Sangyo Co., Ltd.                                       1,400   50,912             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Inaba Seisakusho Co., Ltd.                                           200 $  2,445             0.0%
                  Inabata & Co., Ltd.                                                4,000   49,429             0.0%
                  Inageya Co., Ltd.                                                  2,000   28,690             0.0%
                  Ines Corp.                                                         3,600   33,648             0.0%
                  Infocom Corp.                                                        900   15,752             0.0%
                  Infomart Corp.                                                     7,800   46,830             0.0%
                  Information Services International-Dentsu, Ltd.                      600   13,177             0.0%
                  Intage Holdings, Inc.                                              1,900   35,611             0.0%
                  Internet Initiative Japan, Inc.                                    3,100   56,707             0.0%
                  Inui Global Logistics Co., Ltd.                                      525    4,295             0.0%
                  Iriso Electronics Co., Ltd.                                          900   56,953             0.0%
                  Iseki & Co., Ltd.                                                 22,000   45,228             0.0%
*                 Ishihara Sangyo Kaisha, Ltd.                                       4,400   43,083             0.0%
#                 Istyle, Inc.                                                       2,500   20,221             0.0%
                  Itochu Enex Co., Ltd.                                              4,000   33,346             0.0%
                  Itochu-Shokuhin Co., Ltd.                                            600   25,101             0.0%
                  Itoki Corp.                                                        3,000   19,014             0.0%
                  IwaiCosmo Holdings, Inc.                                             900    8,634             0.0%
                  Iwasaki Electric Co., Ltd.                                         4,000    5,919             0.0%
                  Iwatani Corp.                                                     16,000   94,342             0.1%
                  Iwatsu Electric Co., Ltd.                                          3,000    2,208             0.0%
                  Iwatsuka Confectionery Co., Ltd.                                     500   19,056             0.0%
                  Iyo Bank, Ltd. (The)                                              17,000  120,754             0.1%
#                 J Trust Co., Ltd.                                                  5,700   44,264             0.0%
                  J-Oil Mills, Inc.                                                  1,100   42,718             0.0%
                  JAC Recruitment Co., Ltd.                                          1,600   24,539             0.0%
                  Jaccs Co., Ltd.                                                   16,000   68,665             0.1%
                  Jafco Co., Ltd.                                                    3,000  106,860             0.1%
#                 Jamco Corp.                                                        1,500   35,004             0.0%
#                 Janome Sewing Machine Co., Ltd.                                    2,299   16,021             0.0%
*                 Japan Asset Marketing Co., Ltd.                                   22,400   26,954             0.0%
                  Japan Aviation Electronics Industry, Ltd.                          5,000   68,392             0.1%
#*                Japan Display, Inc.                                               34,800   78,667             0.1%
#*                Japan Drilling Co., Ltd.                                             600   11,488             0.0%
                  Japan Lifeline Co., Ltd.                                           1,400   28,100             0.0%
#                 Japan Material Co., Ltd.                                           2,200   36,051             0.0%
                  Japan Medical Dynamic Marketing, Inc.                                770    5,303             0.0%
                  Japan Petroleum Exploration Co., Ltd.                              2,800   61,219             0.1%
                  Japan Property Management Center Co., Ltd.                           900   10,610             0.0%
                  Japan Pulp & Paper Co., Ltd.                                       9,000   31,266             0.0%
                  Japan Radio Co., Ltd.                                              1,400   18,127             0.0%
                  Japan Securities Finance Co., Ltd.                                 9,000   47,356             0.0%
                  Japan Steel Works, Ltd. (The)                                      5,600   89,904             0.1%
                  Japan Transcity Corp.                                              3,000   12,676             0.0%
                  Japan Wool Textile Co., Ltd. (The)                                 6,000   47,060             0.0%
                  JBCC Holdings, Inc.                                                2,000   14,535             0.0%
                  JCU Corp.                                                            600   17,912             0.0%
                  Jeol, Ltd.                                                         9,000   44,308             0.0%
                  Jimoto Holdings, Inc.                                             10,000   17,772             0.0%
                  JINS, Inc.                                                         1,100   59,197             0.0%
                  Joshin Denki Co., Ltd.                                             5,000   53,253             0.0%
                  Joyful Honda Co., Ltd.                                             1,700   56,244             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  JSP Corp.                                                          1,300 $ 30,325             0.0%
                  Juki Corp.                                                         2,200   25,280             0.0%
                  Juroku Bank, Ltd. (The)                                           30,000   95,318             0.1%
                  Justsystems Corp.                                                  2,300   27,607             0.0%
                  JVC Kenwood Corp.                                                 13,070   34,839             0.0%
                  K&O Energy Group, Inc.                                             1,000   15,520             0.0%
#                 K's Holdings Corp.                                                 5,100   98,106             0.1%
                  kabu.com Securities Co., Ltd.                                     16,900   53,402             0.0%
*                 Kadokawa Dwango                                                    4,169   57,653             0.0%
                  Kaga Electronics Co., Ltd.                                         1,900   35,158             0.0%
                  Kameda Seika Co., Ltd.                                             1,200   54,563             0.0%
                  Kamei Corp.                                                        2,000   22,039             0.0%
                  Kanaden Corp.                                                      1,900   18,405             0.0%
                  Kanagawa Chuo Kotsu Co., Ltd.                                      4,000   25,624             0.0%
                  Kanamoto Co., Ltd.                                                 2,000   54,226             0.0%
                  Kandenko Co., Ltd.                                                10,000   99,403             0.1%
                  Kanematsu Corp.                                                   37,025   75,443             0.1%
                  Kanematsu Electronics, Ltd.                                        1,400   37,633             0.0%
                  Kansai Urban Banking Corp.                                         3,200   39,871             0.0%
#                 Kanto Denka Kogyo Co., Ltd.                                        4,000   35,176             0.0%
#*                Kappa Create Co., Ltd.                                             3,100   35,269             0.0%
                  Kasai Kogyo Co., Ltd.                                              3,100   38,495             0.0%
                  Katakura Industries Co., Ltd.                                      2,700   33,138             0.0%
                  Kato Sangyo Co., Ltd.                                              2,000   49,052             0.0%
                  Kato Works Co., Ltd.                                                 800   20,795             0.0%
                  KAWADA TECHNOLOGIES, Inc.                                            600   38,840             0.0%
                  Kawai Musical Instruments Manufacturing Co., Ltd.                    500   10,471             0.0%
#*                Kawasaki Kisen Kaisha, Ltd.                                       62,000  163,018             0.1%
                  Keihanshin Building Co., Ltd.                                      2,200   12,593             0.0%
                  Keihin Corp.                                                       4,000   62,940             0.1%
                  Keiyo Bank, Ltd. (The)                                            18,000   78,406             0.1%
                  Keiyo Co., Ltd.                                                    2,000   11,895             0.0%
                  Kenedix, Inc.                                                      2,500   11,534             0.0%
#                 Kenko Mayonnaise Co., Ltd.                                         1,200   30,318             0.0%
                  Key Coffee, Inc.                                                   1,300   25,723             0.0%
#                 KFC Holdings Japan, Ltd.                                             700   12,221             0.0%
*                 Kintetsu Department Store Co., Ltd.                                7,000   21,975             0.0%
                  Kintetsu World Express, Inc.                                       2,400   37,205             0.0%
                  Kissei Pharmaceutical Co., Ltd.                                    2,000   52,190             0.0%
                  Kita-Nippon Bank, Ltd. (The)                                         400   11,545             0.0%
                  Kitagawa Iron Works Co., Ltd.                                        700   13,520             0.0%
#                 Kito Corp.                                                         2,700   28,177             0.0%
                  Kitz Corp.                                                         8,600   60,220             0.0%
                  Kiyo Bank, Ltd. (The)                                              4,800   74,982             0.1%
#*                KLab, Inc.                                                         2,400   17,495             0.0%
*                 KNT-CT Holdings Co., Ltd.                                          6,000    7,593             0.0%
                  Koa Corp.                                                          3,500   59,323             0.0%
                  Koatsu Gas Kogyo Co., Ltd.                                         1,900   12,604             0.0%
                  Kobe Bussan Co., Ltd.                                              1,000   36,812             0.0%
*                 Kobe Electric Railway Co., Ltd.                                    4,000   13,672             0.0%
#                 Kohnan Shoji Co., Ltd.                                             2,000   38,595             0.0%
                  Koike Sanso Kogyo Co., Ltd.                                        4,000   10,408             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
*                 Kojima Co., Ltd.                                                   2,300 $  6,086             0.0%
                  Kokuyo Co., Ltd.                                                   5,900   76,619             0.1%
                  Komatsu Seiren Co., Ltd.                                           4,000   25,069             0.0%
                  Komeri Co., Ltd.                                                   2,400   58,921             0.0%
                  Komori Corp.                                                       5,600   74,011             0.1%
#                 Konaka Co., Ltd.                                                   1,760    9,409             0.0%
                  Kondotec, Inc.                                                     1,500   12,385             0.0%
                  Konishi Co., Ltd.                                                  4,000   51,079             0.0%
                  Konoike Transport Co., Ltd.                                        2,900   39,421             0.0%
                  Koshidaka Holdings Co., Ltd.                                       1,100   27,145             0.0%
                  Kotobuki Spirits Co., Ltd.                                         2,600   70,038             0.1%
#                 Kourakuen Holdings Corp.                                           1,000   16,055             0.0%
                  Krosaki Harima Corp.                                               5,000   19,426             0.0%
                  Kumagai Gumi Co., Ltd.                                            21,000   56,497             0.0%
#                 Kumiai Chemical Industry Co., Ltd.                                 5,400   31,160             0.0%
#                 Kura Corp.                                                         1,000   41,169             0.0%
                  Kurabo Industries, Ltd.                                           18,000   40,187             0.0%
                  Kureha Corp.                                                       1,200   53,188             0.0%
                  Kurimoto, Ltd.                                                     1,100   21,696             0.0%
                  Kuroda Electric Co., Ltd.                                          2,400   50,068             0.0%
                  Kusuri no Aoki Holdings Co., Ltd.                                  1,000   43,201             0.0%
                  KYB Corp.                                                         19,000   93,849             0.1%
                  Kyodo Printing Co., Ltd.                                           9,000   29,813             0.0%
                  Kyoei Steel, Ltd.                                                  2,900   46,890             0.0%
                  Kyokuto Kaihatsu Kogyo Co., Ltd.                                   2,300   37,964             0.0%
                  Kyokuto Securities Co., Ltd.                                       2,600   38,762             0.0%
#                 Kyokuyo Co., Ltd.                                                  1,100   28,960             0.0%
                  KYORIN Holdings, Inc.                                              2,900   60,753             0.0%
                  Kyoritsu Maintenance Co., Ltd.                                     2,000   58,439             0.0%
                  Kyosan Electric Manufacturing Co., Ltd.                            5,000   20,361             0.0%
                  Kyowa Exeo Corp.                                                   6,200   93,675             0.1%
                  Kyudenko Corp.                                                     3,000   85,967             0.1%
                  Kyushu Financial Group, Inc.                                      17,410  108,553             0.1%
                  LAC Co., Ltd.                                                      2,400   25,999             0.0%
*                 Laox Co., Ltd.                                                     1,100    5,273             0.0%
                  Lasertec Corp.                                                     5,000   65,137             0.1%
                  LEC, Inc.                                                          1,800   35,955             0.0%
                  Leopalace21 Corp.                                                 19,900  105,776             0.1%
                  Life Corp.                                                         1,200   31,929             0.0%
#                 Lifull Co., Ltd.                                                   6,600   46,321             0.0%
                  Linical Co., Ltd.                                                  1,600   19,896             0.0%
#                 Link And Motivation, Inc.                                          4,300   25,893             0.0%
                  Lintec Corp.                                                       2,700   59,531             0.0%
#*                M&A Capital Partners Co., Ltd.                                       600   26,881             0.0%
                  Macnica Fuji Electronics Holdings, Inc.                            3,999   56,789             0.0%
                  Maeda Corp.                                                        7,000   64,373             0.1%
                  Maeda Kosen Co., Ltd.                                              1,900   24,968             0.0%
                  Maeda Road Construction Co., Ltd.                                  3,000   55,318             0.0%
                  Maezawa Kasei Industries Co., Ltd.                                 1,200   12,754             0.0%
                  Maezawa Kyuso Industries Co., Ltd.                                 1,200   16,781             0.0%
                  Makino Milling Machine Co., Ltd.                                   9,000   80,179             0.1%
                  Mandom Corp.                                                       1,100   52,214             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Mani, Inc.                                                         1,500 $ 38,802             0.0%
                  Mars Engineering Corp.                                               700   14,427             0.0%
                  Marubun Corp.                                                      1,900   11,918             0.0%
                  Marudai Food Co., Ltd.                                            13,000   59,516             0.0%
                  Maruha Nichiro Corp.                                               2,253   64,426             0.1%
                  Marusan Securities Co., Ltd.                                       1,500   11,796             0.0%
                  Maruwa Co., Ltd.                                                   1,100   39,283             0.0%
                  Maruyama Manufacturing Co., Inc.                                     300    4,802             0.0%
#*                Maruzen CHI Holdings Co., Ltd.                                       400    1,256             0.0%
                  Maruzen Showa Unyu Co., Ltd.                                       6,000   23,630             0.0%
#                 Marvelous, Inc.                                                    3,300   27,395             0.0%
                  Matsuda Sangyo Co., Ltd.                                           1,225   16,410             0.0%
                  Matsui Construction Co., Ltd.                                      1,500   12,902             0.0%
                  Matsui Securities Co., Ltd.                                        4,000   32,606             0.0%
#                 Matsuya Co., Ltd.                                                  3,600   30,410             0.0%
                  Matsuya Foods Co., Ltd.                                              800   30,242             0.0%
                  Max Co., Ltd.                                                      4,000   58,519             0.0%
                  MCJ Co., Ltd.                                                      4,500   51,897             0.0%
#                 MEC Co., Ltd.                                                      2,100   22,535             0.0%
                  Megmilk Snow Brand Co., Ltd.                                       3,100   92,516             0.1%
                  Meidensha Corp.                                                   23,000   84,093             0.1%
                  Meiko Network Japan Co., Ltd.                                      2,600   33,887             0.0%
                  Meisei Industrial Co., Ltd.                                        5,000   28,434             0.0%
                  Meitec Corp.                                                       1,500   64,835             0.1%
                  Meito Sangyo Co., Ltd.                                             1,200   16,100             0.0%
                  Melco Holdings, Inc.                                               1,200   33,970             0.0%
                  Menicon Co., Ltd.                                                    800   24,948             0.0%
                  METAWATER Co., Ltd.                                                  900   23,484             0.0%
                  Michinoku Bank, Ltd. (The)                                        16,000   26,884             0.0%
#                 Micronics Japan Co., Ltd.                                          4,000   34,761             0.0%
                  Mie Bank, Ltd. (The)                                                 500   10,426             0.0%
                  Mie Kotsu Group Holdings, Inc.                                     2,700    9,084             0.0%
                  Milbon Co., Ltd.                                                     800   38,691             0.0%
                  Mimasu Semiconductor Industry Co., Ltd.                            1,219   18,882             0.0%
                  Minato Bank, Ltd. (The)                                            2,100   39,841             0.0%
                  Ministop Co., Ltd.                                                 1,500   28,671             0.0%
                  Mirait Holdings Corp.                                              6,700   69,636             0.1%
                  Miroku Jyoho Service Co., Ltd.                                     2,200   41,698             0.0%
                  Misawa Homes Co., Ltd.                                             2,000   18,490             0.0%
                  Mitani Corp.                                                       1,200   37,425             0.0%
                  Mitani Sekisan Co., Ltd.                                             900   21,719             0.0%
                  Mito Securities Co., Ltd.                                          4,000   10,560             0.0%
                  Mitsuba Corp.                                                      3,400   64,409             0.1%
#                 Mitsubishi Nichiyu Forklift Co., Ltd.                              2,000   12,229             0.0%
*                 Mitsubishi Paper Mills, Ltd.                                       1,300    8,951             0.0%
                  Mitsubishi Pencil Co., Ltd.                                          900   49,897             0.0%
                  Mitsubishi Shokuhin Co., Ltd.                                        800   25,586             0.0%
                  Mitsubishi Steel Manufacturing Co., Ltd.                          14,000   29,276             0.0%
                  Mitsuboshi Belting, Ltd.                                           7,000   67,089             0.1%
                  Mitsui Engineering & Shipbuilding Co., Ltd.                       67,000  102,852             0.1%
                  Mitsui High-Tec, Inc.                                              3,300   31,276             0.0%
                  Mitsui Home Co., Ltd.                                              4,000   24,202             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Mitsui Matsushima Co., Ltd.                                        1,000 $ 12,752             0.0%
                  Mitsui Mining & Smelting Co., Ltd.                                57,000  192,326             0.1%
                  Mitsui Sugar Co., Ltd.                                             1,800   44,378             0.0%
                  Mitsui-Soko Holdings Co., Ltd.                                    10,000   29,435             0.0%
                  Mitsuuroko Group Holdings Co., Ltd.                                3,000   18,948             0.0%
                  Miyazaki Bank, Ltd. (The)                                         20,000   61,448             0.1%
                  Mizuno Corp.                                                       9,000   46,533             0.0%
                  Mochida Pharmaceutical Co., Ltd.                                   1,100   83,006             0.1%
                  Modec, Inc.                                                        2,600   54,731             0.0%
                  Monex Group, Inc.                                                 20,400   51,081             0.0%
                  Monogatari Corp. (The)                                               600   26,971             0.0%
                  Morinaga & Co., Ltd.                                               1,600   75,609             0.1%
                  Morinaga Milk Industry Co., Ltd.                                  14,000  110,672             0.1%
                  Morita Holdings Corp.                                              2,600   38,007             0.0%
#*                Morpho, Inc.                                                         100    4,061             0.0%
#                 MTI, Ltd.                                                          4,500   25,653             0.0%
                  Musashi Seimitsu Industry Co., Ltd.                                1,700   41,757             0.0%
                  Musashino Bank, Ltd. (The)                                         2,200   64,015             0.1%
#                 Nachi-Fujikoshi Corp.                                             13,000   69,319             0.1%
#                 Nafco Co., Ltd.                                                      400    6,363             0.0%
                  Nagaileben Co., Ltd.                                                 800   18,437             0.0%
#                 Nagano Bank, Ltd. (The)                                              600   10,716             0.0%
                  Nagase & Co., Ltd.                                                 8,900  129,057             0.1%
                  Nagatanien Holdings Co., Ltd.                                      2,000   25,365             0.0%
                  Nagawa Co., Ltd.                                                     400   13,935             0.0%
                  Nakamuraya Co., Ltd.                                                 300   12,624             0.0%
                  Nakanishi, Inc.                                                    1,900   74,763             0.1%
                  Nakayama Steel Works, Ltd.                                           500    3,161             0.0%
                  Namura Shipbuilding Co., Ltd.                                      4,096   26,463             0.0%
                  Nanto Bank, Ltd. (The)                                             1,900   71,900             0.1%
                  NDS Co., Ltd.                                                        500   12,832             0.0%
                  NEC Networks & System Integration Corp.                            1,700   35,538             0.0%
                  NET One Systems Co., Ltd.                                          8,100   73,907             0.1%
                  Neturen Co., Ltd.                                                  2,600   21,475             0.0%
#                 Nichi-iko Pharmaceutical Co., Ltd.                                 3,550   55,110             0.0%
                  Nichias Corp.                                                      6,000   61,247             0.1%
                  Nichiban Co., Ltd.                                                 3,000   23,355             0.0%
                  Nichicon Corp.                                                     4,800   45,655             0.0%
                  Nichiden Corp.                                                       400   12,276             0.0%
                  Nichiha Corp.                                                      3,500  109,794             0.1%
                  NichiiGakkan Co., Ltd.                                             2,900   21,989             0.0%
                  Nichireki Co., Ltd.                                                2,000   17,290             0.0%
                  Nihon Chouzai Co., Ltd.                                              700   24,534             0.0%
                  Nihon Dempa Kogyo Co., Ltd.                                          600    4,341             0.0%
                  Nihon Eslead Corp.                                                 1,000   13,315             0.0%
                  Nihon House Holdings Co., Ltd.                                     2,000    8,489             0.0%
                  Nihon Kagaku Sangyo Co., Ltd.                                      1,900   23,752             0.0%
                  Nihon Kohden Corp.                                                 3,100   70,205             0.1%
                  Nihon Nohyaku Co., Ltd.                                            6,100   39,144             0.0%
                  Nihon Parkerizing Co., Ltd.                                        4,600   59,048             0.0%
                  Nihon Tokushu Toryo Co., Ltd.                                      1,400   21,344             0.0%
                  Nihon Trim Co., Ltd.                                                 500   16,713             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Nihon Unisys, Ltd.                                                 4,200 $ 58,884             0.0%
                  Nihon Yamamura Glass Co., Ltd.                                     8,000   13,432             0.0%
                  Nikkiso Co., Ltd.                                                  7,000   71,484             0.1%
                  Nikkon Holdings Co., Ltd.                                          4,000   83,636             0.1%
                  Nippo Corp.                                                        3,000   57,798             0.0%
                  Nippon Beet Sugar Manufacturing Co., Ltd.                          1,200   25,074             0.0%
#                 Nippon Carbon Co., Ltd.                                            6,000   16,894             0.0%
#                 Nippon Ceramic Co., Ltd.                                           1,000   21,241             0.0%
                  Nippon Chemi-Con Corp.                                            20,000   67,861             0.1%
                  Nippon Chemical Industrial Co., Ltd.                               2,000    4,092             0.0%
                  Nippon Coke & Engineering Co., Ltd.                               12,500   11,097             0.0%
                  Nippon Concrete Industries Co., Ltd.                               3,000    9,413             0.0%
                  Nippon Denko Co., Ltd.                                            10,600   32,338             0.0%
                  Nippon Densetsu Kogyo Co., Ltd.                                    3,100   61,275             0.1%
                  Nippon Flour Mills Co., Ltd.                                       4,000   60,008             0.0%
                  Nippon Gas Co., Ltd.                                               2,900   83,338             0.1%
                  Nippon Kanzai Co., Ltd.                                            1,700   27,858             0.0%
                  Nippon Kayaku Co., Ltd.                                            9,000  122,966             0.1%
                  Nippon Kinzoku Co., Ltd.                                             300    3,827             0.0%
                  Nippon Koei Co., Ltd.                                              1,000   26,787             0.0%
#                 Nippon Koshuha Steel Co., Ltd.                                    10,000    7,361             0.0%
                  Nippon Light Metal Holdings Co., Ltd.                             31,000   69,263             0.1%
                  Nippon Paper Industries Co., Ltd.                                  5,600  105,873             0.1%
                  Nippon Parking Development Co., Ltd.                               9,800   12,662             0.0%
                  Nippon Pillar Packing Co., Ltd.                                    2,000   28,038             0.0%
                  Nippon Piston Ring Co., Ltd.                                         700   14,985             0.0%
                  Nippon Road Co., Ltd. (The)                                       10,000   44,861             0.0%
                  Nippon Seiki Co., Ltd.                                             4,000   83,361             0.1%
#*                Nippon Sharyo, Ltd.                                                4,000   10,588             0.0%
*                 Nippon Sheet Glass Co., Ltd.                                       7,900   61,463             0.1%
                  Nippon Signal Co., Ltd.                                            4,500   43,134             0.0%
                  Nippon Soda Co., Ltd.                                             16,000   86,698             0.1%
                  Nippon Steel & Sumikin Bussan Corp.                                1,248   51,358             0.0%
                  Nippon Suisan Kaisha, Ltd.                                        22,800  110,068             0.1%
                  Nippon Thompson Co., Ltd.                                          7,000   38,162             0.0%
                  Nippon Valqua Industries, Ltd.                                     1,200   20,487             0.0%
                  Nippon Yakin Kogyo Co., Ltd.                                      10,600   19,109             0.0%
                  Nipro Corp.                                                       10,600  160,839             0.1%
                  Nishi-Nippon Financial Holdings, Inc.                              6,800   64,841             0.1%
                  Nishi-Nippon Railroad Co., Ltd.                                   23,000   97,292             0.1%
                  Nishimatsu Construction Co., Ltd.                                 25,000  127,164             0.1%
                  Nishimatsuya Chain Co., Ltd.                                       5,300   56,233             0.0%
                  Nishio Rent All Co., Ltd.                                          1,300   39,316             0.0%
                  Nissan Shatai Co., Ltd.                                            5,400   50,845             0.0%
                  Nissei ASB Machine Co., Ltd.                                       1,000   25,702             0.0%
                  Nissei Build Kogyo Co., Ltd.                                       5,000   24,785             0.0%
                  Nissei Corp.                                                         400    3,585             0.0%
                  Nissei Plastic Industrial Co., Ltd.                                1,400   13,340             0.0%
#                 Nissha Printing Co., Ltd.                                          1,500   37,318             0.0%
                  Nisshin Fudosan Co.                                                2,800   15,837             0.0%
                  Nisshin Oillio Group, Ltd. (The)                                  14,000   82,850             0.1%
                  Nisshin Steel Co., Ltd.                                            1,848   22,570             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Nisshinbo Holdings, Inc.                                          10,500 $107,333             0.1%
                  Nissin Corp.                                                       5,000   16,842             0.0%
                  Nissin Electric Co., Ltd.                                          3,700   43,738             0.0%
                  Nissin Kogyo Co., Ltd.                                             3,300   56,746             0.0%
                  Nissin Sugar Co., Ltd.                                             1,300   21,836             0.0%
                  Nitta Corp.                                                        2,300   65,012             0.1%
                  Nittan Valve Co., Ltd.                                             2,000    7,052             0.0%
                  Nittetsu Mining Co., Ltd.                                            800   42,639             0.0%
                  Nitto Boseki Co., Ltd.                                            19,000   96,008             0.1%
                  Nitto Kogyo Corp.                                                  3,700   53,320             0.0%
                  Nitto Kohki Co., Ltd.                                              1,300   30,314             0.0%
                  Nitto Seiko Co., Ltd.                                              3,000   12,329             0.0%
                  Nittoku Engineering Co., Ltd.                                        800   18,050             0.0%
                  Noevir Holdings Co., Ltd.                                          1,100   45,350             0.0%
                  NOF Corp.                                                          9,000  101,415             0.1%
                  Nohmi Bosai, Ltd.                                                  2,800   38,875             0.0%
#                 Nojima Corp.                                                       2,500   37,296             0.0%
                  Nomura Co., Ltd.                                                   3,200   61,209             0.1%
                  Noritake Co., Ltd.                                                   800   21,463             0.0%
                  Noritsu Koki Co., Ltd.                                             1,200    9,227             0.0%
                  Noritz Corp.                                                       2,000   38,896             0.0%
                  North Pacific Bank, Ltd.                                          25,700   98,005             0.1%
                  NS Solutions Corp.                                                 2,200   48,204             0.0%
                  NS United Kaiun Kaisha, Ltd.                                       9,000   19,223             0.0%
                  NSD Co., Ltd.                                                      3,730   60,802             0.0%
                  Nuflare Technology, Inc.                                             300   15,913             0.0%
                  Obara Group, Inc.                                                  1,000   45,676             0.0%
                  Obayashi Road Corp.                                                2,300   13,999             0.0%
                  Oenon Holdings, Inc.                                               5,000   11,080             0.0%
                  Ogaki Kyoritsu Bank, Ltd. (The)                                   28,000   81,754             0.1%
                  Ohsho Food Service Corp.                                             700   26,101             0.0%
                  Oiles Corp.                                                        1,673   30,403             0.0%
#                 Oita Bank, Ltd. (The)                                             16,000   61,921             0.1%
                  Okabe Co., Ltd.                                                    4,000   35,850             0.0%
                  Okamoto Industries, Inc.                                           6,000   65,045             0.1%
                  Okamura Corp.                                                      7,300   64,637             0.1%
                  Okasan Securities Group, Inc.                                     14,000   81,635             0.1%
                  Oki Electric Industry Co., Ltd.                                    6,500   97,129             0.1%
                  Okinawa Cellular Telephone Co.                                     1,100   35,863             0.0%
                  Okinawa Electric Power Co., Inc. (The)                             2,497   60,920             0.1%
                  OKK Corp.                                                          5,000    5,207             0.0%
                  OKUMA Corp.                                                        9,000   94,400             0.1%
                  Okumura Corp.                                                     12,000   74,166             0.1%
                  Okura Industrial Co., Ltd.                                         4,000   18,939             0.0%
                  Okuwa Co., Ltd.                                                    2,000   21,133             0.0%
                  Onoken Co., Ltd.                                                     900   12,477             0.0%
#                 Onward Holdings Co., Ltd.                                         12,000   89,174             0.1%
                  Open House Co., Ltd.                                               2,700   66,230             0.1%
                  Optex Group Co., Ltd.                                              1,100   30,492             0.0%
                  Organo Corp.                                                       4,000   18,342             0.0%
                  Origin Electric Co., Ltd.                                          3,000    8,472             0.0%
                  Osaka Organic Chemical Industry, Ltd.                              1,300   15,023             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Osaka Soda Co., Ltd.                                              10,000 $ 45,391             0.0%
                  Osaka Steel Co., Ltd.                                                900   17,035             0.0%
*                 OSAKA Titanium Technologies Co., Ltd.                              1,600   23,448             0.0%
                  Osaki Electric Co., Ltd.                                           6,000   48,705             0.0%
#                 OSG Corp.                                                          4,100   84,466             0.1%
#                 OSJB Holdings Corp.                                               11,600   27,377             0.0%
#                 Outsourcing, Inc.                                                  1,300   49,868             0.0%
                  Oyo Corp.                                                          2,700   34,267             0.0%
                  Pacific Industrial Co., Ltd.                                       4,000   56,244             0.0%
*                 Pacific Metals Co., Ltd.                                          17,000   55,218             0.0%
                  Pack Corp. (The)                                                     700   19,732             0.0%
                  PAL GROUP Holdings Co., Ltd.                                         900   23,932             0.0%
                  PALTAC Corp.                                                       2,500   73,794             0.1%
#                 PanaHome Corp.                                                     6,000   66,660             0.1%
                  Paramount Bed Holdings Co., Ltd.                                   1,100   46,174             0.0%
                  Parco Co., Ltd.                                                    1,600   16,645             0.0%
                  Paris Miki Holdings, Inc.                                          1,000    4,178             0.0%
                  Pasco Corp.                                                        1,000    3,212             0.0%
#                 PC Depot Corp.                                                     2,760   13,906             0.0%
                  Pegasus Sewing Machine Manufacturing Co., Ltd.                     2,600   20,070             0.0%
                  Penta-Ocean Construction Co., Ltd.                                18,000   91,190             0.1%
                  PIA Corp.                                                            600   15,652             0.0%
                  Pilot Corp.                                                        1,600   65,045             0.1%
                  Piolax, Inc.                                                       3,000   68,988             0.1%
*                 Pioneer Corp.                                                     34,600   62,453             0.1%
                  Plenus Co., Ltd.                                                   1,900   39,780             0.0%
                  Press Kogyo Co., Ltd.                                              9,000   43,676             0.0%
                  Pressance Corp.                                                    3,600   41,637             0.0%
                  Prestige International, Inc.                                       4,800   43,095             0.0%
                  Prima Meat Packers, Ltd.                                          15,000   69,121             0.1%
                  Proto Corp.                                                        1,000   13,101             0.0%
                  Qol Co., Ltd.                                                        800   10,919             0.0%
                  Raito Kogyo Co., Ltd.                                              4,700   46,717             0.0%
*                 Rasa Industries, Ltd.                                              3,000    3,713             0.0%
                  Relia, Inc.                                                        3,200   31,633             0.0%
                  Relo Group, Inc.                                                   5,000   82,039             0.1%
                  Rengo Co., Ltd.                                                   17,000  102,798             0.1%
#*                Renown, Inc.                                                       3,000    3,877             0.0%
                  Resorttrust, Inc.                                                  3,700   63,686             0.1%
                  Retail Partners Co., Ltd.                                          2,000   20,150             0.0%
                  Rheon Automatic Machinery Co., Ltd.                                2,000   19,162             0.0%
                  Rhythm Watch Co., Ltd.                                            10,000   16,939             0.0%
                  Ricoh Leasing Co., Ltd.                                            1,400   45,355             0.0%
                  Riken Corp.                                                          700   30,636             0.0%
#                 Riken Keiki Co., Ltd.                                              1,200   17,820             0.0%
                  Riken Technos Corp.                                                3,200   15,338             0.0%
                  Riken Vitamin Co., Ltd.                                            1,700   64,231             0.1%
                  Ringer Hut Co., Ltd.                                               1,400   28,697             0.0%
                  Riso Kagaku Corp.                                                  3,500   61,601             0.1%
                  Riso Kyoiku Co., Ltd.                                              3,000   21,243             0.0%
#                 Rock Field Co., Ltd.                                               2,100   33,516             0.0%
                  Rohto Pharmaceutical Co., Ltd.                                     5,500  102,685             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Rokko Butter Co., Ltd.                                             1,700 $ 36,937             0.0%
                  Roland DG Corp.                                                    1,200   35,916             0.0%
#                 Rorze Corp.                                                        1,400   28,148             0.0%
                  Round One Corp.                                                    5,300   45,265             0.0%
                  Royal Holdings Co., Ltd.                                           3,000   58,810             0.0%
                  Ryobi, Ltd.                                                       16,000   70,395             0.1%
                  Ryoden Corp.                                                       3,000   18,979             0.0%
                  Ryosan Co., Ltd.                                                   2,800   91,613             0.1%
                  Ryoyo Electro Corp.                                                2,000   29,294             0.0%
#                 S Foods, Inc.                                                      1,300   40,609             0.0%
                  S&B Foods, Inc.                                                      300   15,879             0.0%
                  Sac's Bar Holdings, Inc.                                           1,650   18,405             0.0%
                  Saibu Gas Co., Ltd.                                               36,000   83,037             0.1%
                  Saizeriya Co., Ltd.                                                1,900   53,358             0.0%
                  Sakai Chemical Industry Co., Ltd.                                  7,000   23,987             0.0%
#                 Sakai Moving Service Co., Ltd.                                       800   23,331             0.0%
                  Sakata INX Corp.                                                   3,000   42,374             0.0%
                  Sala Corp.                                                         5,300   29,990             0.0%
                  San-A Co., Ltd.                                                    1,400   63,606             0.1%
                  San-Ai Oil Co., Ltd.                                               5,500   46,720             0.0%
                  San-In Godo Bank, Ltd. (The)                                      11,000   89,563             0.1%
*                 Sanden Holdings Corp.                                             10,000   31,069             0.0%
                  Sangetsu Corp.                                                     3,300   58,230             0.0%
*                 Sanken Electric Co., Ltd.                                         10,000   45,989             0.0%
                  Sanki Engineering Co., Ltd.                                        5,000   43,258             0.0%
                  Sankyo Seiko Co., Ltd.                                             4,000   13,806             0.0%
                  Sankyo Tateyama, Inc.                                              2,800   40,971             0.0%
                  Sankyu, Inc.                                                      19,000  120,667             0.1%
                  Sanoh Industrial Co., Ltd.                                         3,000   21,500             0.0%
#                 Sanrio Co., Ltd.                                                   3,700   67,603             0.1%
                  Sanshin Electronics Co., Ltd.                                      2,000   23,614             0.0%
                  Sanwa Holdings Corp.                                              11,600  116,930             0.1%
                  Sanyo Chemical Industries, Ltd.                                    1,000   44,842             0.0%
                  Sanyo Denki Co., Ltd.                                              4,000   32,977             0.0%
                  Sanyo Electric Railway Co., Ltd.                                  10,000   51,583             0.0%
#                 Sanyo Shokai, Ltd.                                                11,000   16,208             0.0%
                  Sanyo Special Steel Co., Ltd.                                     10,000   55,017             0.0%
                  Sanyo Trading Co., Ltd.                                              800   14,900             0.0%
                  Sapporo Holdings, Ltd.                                             4,000  111,923             0.1%
                  Sato Holdings Corp.                                                1,900   43,416             0.0%
                  Satori Electric Co., Ltd.                                          1,000    7,292             0.0%
                  Sawada Holdings Co., Ltd.                                          3,300   29,708             0.0%
                  Sawai Pharmaceutical Co., Ltd.                                     1,900  103,826             0.1%
                  Saxa Holdings, Inc.                                                4,000    7,576             0.0%
                  Secom Joshinetsu Co., Ltd.                                           900   27,329             0.0%
                  Seika Corp.                                                        5,000   15,655             0.0%
                  Seikitokyu Kogyo Co., Ltd.                                         2,700   14,546             0.0%
                  Seiko Holdings Corp.                                              12,000   49,987             0.0%
                  Seino Holdings Co., Ltd.                                           9,500  110,028             0.1%
                  Seiren Co., Ltd.                                                   5,800   86,141             0.1%
                  Sekisui Jushi Corp.                                                2,700   47,614             0.0%
                  Sekisui Plastics Co., Ltd.                                         3,500   25,562             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Senko Group Holdings Co., Ltd.                                     8,700 $ 56,654             0.0%
#                 Senshu Electric Co., Ltd.                                            700   12,632             0.0%
                  Senshu Ikeda Holdings, Inc.                                       17,500   73,795             0.1%
                  Senshukai Co., Ltd.                                                3,000   21,987             0.0%
#                 Septeni Holdings Co., Ltd.                                        10,900   38,030             0.0%
                  Shibaura Electronics Co., Ltd.                                       700   16,577             0.0%
                  Shibaura Mechatronics Corp.                                        4,000    9,825             0.0%
                  Shibusawa Warehouse Co., Ltd. (The)                                6,000   18,444             0.0%
                  Shibuya Corp.                                                      1,200   31,931             0.0%
#                 Shiga Bank, Ltd. (The)                                            18,000   94,064             0.1%
                  Shikibo, Ltd.                                                      9,000   10,818             0.0%
                  Shikoku Bank, Ltd. (The)                                          18,000   51,849             0.0%
                  Shikoku Chemicals Corp.                                            3,000   34,333             0.0%
                  Shima Seiki Manufacturing, Ltd.                                    2,100   76,140             0.1%
                  Shimachu Co., Ltd.                                                 3,100   71,684             0.1%
                  Shimizu Bank, Ltd. (The)                                             400   12,409             0.0%
                  Shin-Etsu Polymer Co., Ltd.                                        5,000   37,764             0.0%
                  Shinagawa Refractories Co., Ltd.                                   5,000   13,545             0.0%
                  Shindengen Electric Manufacturing Co., Ltd.                        8,000   37,131             0.0%
#*                Shinkawa, Ltd.                                                     1,000    7,030             0.0%
                  Shinko Electric Industries Co., Ltd.                               6,300   45,067             0.0%
                  Shinko Plantech Co., Ltd.                                          3,000   22,432             0.0%
                  Shinko Shoji Co., Ltd.                                             2,000   23,409             0.0%
                  Shinmaywa Industries, Ltd.                                         8,000   67,420             0.1%
                  Shinnihon Corp.                                                    3,400   26,726             0.0%
#                 Shinoken Group Co., Ltd.                                           1,300   24,225             0.0%
                  Ship Healthcare Holdings, Inc.                                     2,500   67,279             0.1%
                  Shizuoka Gas Co., Ltd.                                             5,000   33,978             0.0%
                  Shobunsha Publications, Inc.                                       1,300    8,587             0.0%
                  Shochiku Co., Ltd.                                                 6,000   68,429             0.1%
                  Shoei Co., Ltd.                                                    1,300   36,101             0.0%
                  Shoei Foods Corp.                                                  1,000   22,522             0.0%
*                 Showa Corp.                                                        5,400   46,079             0.0%
*                 Showa Denko K.K.                                                  11,500  219,649             0.1%
                  Showa Sangyo Co., Ltd.                                            10,000   53,518             0.0%
#                 Siix Corp.                                                         1,900   75,775             0.1%
                  Sinanen Holdings Co., Ltd.                                           600   11,991             0.0%
                  Sinfonia Technology Co., Ltd.                                     18,000   50,402             0.0%
                  Sinko Industries, Ltd.                                             2,400   37,313             0.0%
                  Sintokogio, Ltd.                                                   3,938   34,289             0.0%
                  SKY Perfect JSAT Holdings, Inc.                                   14,000   64,202             0.1%
                  SMK Corp.                                                          5,000   17,230             0.0%
#                 SMS Co., Ltd.                                                      2,100   55,895             0.0%
                  Sodick Co., Ltd.                                                   4,100   39,970             0.0%
#                 Softbank Technology Corp.                                            700   24,863             0.0%
                  Sogo Medical Co., Ltd.                                               700   27,568             0.0%
#*                Sosei Group Corp.                                                    900   92,561             0.1%
#                 Sparx Group Co., Ltd.                                             11,800   22,042             0.0%
                  SRA Holdings                                                       1,000   26,546             0.0%
                  ST Corp.                                                           1,100   17,511             0.0%
                  St Marc Holdings Co., Ltd.                                         1,700   51,786             0.0%
                  Star Micronics Co., Ltd.                                           1,600   26,791             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Starts Corp., Inc.                                                 2,700 $ 59,797             0.0%
                  Starzen Co., Ltd.                                                    400   16,199             0.0%
#                 Stella Chemifa Corp.                                                 900   23,727             0.0%
                  Studio Alice Co., Ltd.                                             1,100   23,299             0.0%
#                 Sumida Corp.                                                       1,100   13,137             0.0%
                  Suminoe Textile Co., Ltd.                                          5,000   11,129             0.0%
                  Sumitomo Bakelite Co., Ltd.                                       15,000   96,393             0.1%
                  Sumitomo Densetsu Co., Ltd.                                        1,100   12,681             0.0%
                  Sumitomo Mitsui Construction Co., Ltd.                            47,960   52,009             0.0%
                  Sumitomo Osaka Cement Co., Ltd.                                   23,000   99,822             0.1%
                  Sumitomo Precision Products Co., Ltd.                              2,000    6,512             0.0%
                  Sumitomo Real Estate Sales Co., Ltd.                               1,200   38,691             0.0%
                  Sumitomo Riko Co., Ltd.                                            3,800   38,731             0.0%
                  Sumitomo Seika Chemicals Co., Ltd.                                   800   34,095             0.0%
                  Sumitomo Warehouse Co., Ltd. (The)                                11,000   66,751             0.1%
                  Sun Frontier Fudousan Co., Ltd.                                    1,500   13,111             0.0%
*                 SWCC Showa Holdings Co., Ltd.                                     12,000    8,823             0.0%
                  Systena Corp.                                                      1,300   22,343             0.0%
                  T Hasegawa Co., Ltd.                                               2,300   44,662             0.0%
                  T RAD Co., Ltd.                                                    5,000   14,858             0.0%
                  T&K Toka Co., Ltd.                                                 1,000    9,856             0.0%
                  T-Gaia Corp.                                                       1,300   22,431             0.0%
#                 Tabuchi Electric Co., Ltd.                                         3,000    8,858             0.0%
                  Tachi-S Co., Ltd.                                                  2,100   40,304             0.0%
                  Tachibana Eletech Co., Ltd.                                        1,000   12,245             0.0%
                  Tadano, Ltd.                                                       6,000   77,513             0.1%
                  Taihei Dengyo Kaisha, Ltd.                                         3,000   29,785             0.0%
                  Taiho Kogyo Co., Ltd.                                              1,900   24,887             0.0%
                  Taikisha, Ltd.                                                     2,000   49,853             0.0%
                  Taiko Bank, Ltd. (The)                                             4,000    8,728             0.0%
                  Taiko Pharmaceutical Co., Ltd.                                     1,300   21,605             0.0%
                  Taisei Lamick Co., Ltd.                                              300    7,802             0.0%
                  Taiyo Holdings Co., Ltd.                                           1,500   67,059             0.1%
                  Taiyo Yuden Co., Ltd.                                             10,000  122,063             0.1%
                  Takamatsu Construction Group Co., Ltd.                             1,600   38,236             0.0%
                  Takaoka Toko Co., Ltd.                                             1,200   18,207             0.0%
                  Takara Holdings, Inc.                                              8,700   93,255             0.1%
#                 Takara Leben Co., Ltd.                                             9,300   43,719             0.0%
                  Takara Standard Co., Ltd.                                          3,500   58,079             0.0%
                  Takasago International Corp.                                       1,400   46,624             0.0%
                  Takasago Thermal Engineering Co., Ltd.                             4,100   63,432             0.1%
#*                Takata Corp.                                                       4,900   17,619             0.0%
                  Takeei Corp.                                                       1,900   16,847             0.0%
                  Takeuchi Manufacturing Co., Ltd.                                   2,100   37,344             0.0%
                  Takuma Co., Ltd.                                                   7,000   72,700             0.1%
                  Tamron Co., Ltd.                                                   1,500   28,057             0.0%
                  Tamura Corp.                                                      11,000   52,824             0.0%
                  Tanseisha Co., Ltd.                                                1,600   14,271             0.0%
                  TASAKI & Co., Ltd.                                                 1,600   31,567             0.0%
                  Tatsuta Electric Wire and Cable Co., Ltd.                          2,000    9,848             0.0%
                  Tayca Corp.                                                        2,000   13,113             0.0%
#*                Teac Corp.                                                         5,000    2,064             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  TechMatrix Corp.                                                   2,100 $ 28,574             0.0%
                  TechnoPro Holdings, Inc.                                           1,000   39,106             0.0%
#                 Tecnos Japan, Inc.                                                 1,400   12,870             0.0%
                  Teikoku Electric Manufacturing Co., Ltd.                           1,400   13,444             0.0%
                  Teikoku Sen-I Co., Ltd.                                            2,100   33,228             0.0%
                  Teikoku Tsushin Kogyo Co., Ltd.                                    4,000    6,674             0.0%
#                 Tekken Corp.                                                       9,000   26,638             0.0%
                  Tenma Corp.                                                        2,000   37,247             0.0%
                  TIS, Inc.                                                          4,600  115,947             0.1%
                  TKC Corp.                                                          1,600   43,511             0.0%
*                 Toa Corp.(6894508)                                                 1,800   33,109             0.0%
                  Toa Corp.(6894434)                                                 2,600   22,310             0.0%
                  TOA ROAD Corp.                                                     3,000    9,279             0.0%
                  Toagosei Co., Ltd.                                                 9,500  111,608             0.1%
                  Tobishima Corp.                                                   17,200   25,900             0.0%
                  TOC Co., Ltd.                                                      3,600   32,777             0.0%
                  Tocalo Co., Ltd.                                                   1,000   26,963             0.0%
                  Tochigi Bank, Ltd. (The)                                          10,000   47,760             0.0%
                  Toda Corp.                                                        17,000  104,944             0.1%
#                 Toei Animation Co., Ltd.                                             400   22,130             0.0%
                  Toei Co., Ltd.                                                     5,000   43,311             0.0%
                  Toenec Corp.                                                       3,000   15,873             0.0%
                  Toho Bank, Ltd. (The)                                             16,000   58,745             0.0%
                  Toho Co., Ltd.                                                       900   22,239             0.0%
#                 Toho Holdings Co., Ltd.                                            4,200   91,313             0.1%
                  Toho Titanium Co., Ltd.                                            3,900   26,421             0.0%
                  Toho Zinc Co., Ltd.                                               12,000   53,054             0.0%
                  Tohoku Bank, Ltd. (The)                                            8,000   10,982             0.0%
                  Tokai Carbon Co., Ltd.                                            16,000   70,051             0.1%
                  Tokai Corp.                                                          900   33,229             0.0%
                  TOKAI Holdings Corp.                                               9,000   69,296             0.1%
                  Tokai Rika Co., Ltd.                                               4,200   78,189             0.1%
                  Tokai Tokyo Financial Holdings, Inc.                              13,000   65,810             0.1%
                  Token Corp.                                                          680   53,829             0.0%
                  Tokushu Tokai Paper Co., Ltd.                                        919   33,896             0.0%
*                 Tokuyama Corp.                                                    32,000  157,537             0.1%
                  Tokyo Dome Corp.                                                   7,000   64,722             0.1%
                  Tokyo Energy & Systems, Inc.                                       2,000   16,825             0.0%
#                 Tokyo Individualized Educational Institute, Inc.                   1,600   18,632             0.0%
                  Tokyo Ohka Kogyo Co., Ltd.                                         2,700   87,527             0.1%
#                 Tokyo Rope Manufacturing Co., Ltd.                                 1,200   18,365             0.0%
                  Tokyo Seimitsu Co., Ltd.                                           2,900   89,948             0.1%
                  Tokyo Steel Manufacturing Co., Ltd.                                8,200   61,099             0.1%
                  Tokyo Tekko Co., Ltd.                                              3,000   11,435             0.0%
#                 Tokyo Theatres Co., Inc.                                           6,000    8,018             0.0%
                  Tokyo TY Financial Group, Inc.                                     2,224   64,719             0.1%
                  Tokyotokeiba Co., Ltd.                                            20,000   46,319             0.0%
                  Tokyu Construction Co., Ltd.                                       9,100   74,223             0.1%
#                 Tokyu Recreation Co., Ltd.                                         3,000   21,624             0.0%
                  Toli Corp.                                                         6,000   19,989             0.0%
                  Tomato Bank, Ltd.                                                    900   12,715             0.0%
                  Tomoku Co., Ltd.                                                   5,000   15,442             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  TOMONY Holdings, Inc.                                             14,500 $ 77,065             0.1%
                  Tomy Co., Ltd.                                                     5,617   55,925             0.0%
                  Tonami Holdings Co., Ltd.                                          3,000   10,308             0.0%
                  Topcon Corp.                                                       4,700   83,040             0.1%
                  Toppan Forms Co., Ltd.                                             4,500   45,409             0.0%
                  Topre Corp.                                                        2,100   55,982             0.0%
                  Topy Industries, Ltd.                                              1,800   49,035             0.0%
                  Toridoll Holdings Corp.                                            1,300   31,302             0.0%
                  Torii Pharmaceutical Co., Ltd.                                     1,200   29,180             0.0%
                  Torikizoku Co., Ltd.                                               1,000   22,212             0.0%
                  Torishima Pump Manufacturing Co., Ltd.                             2,000   18,639             0.0%
                  Tosei Corp.                                                        4,200   29,697             0.0%
                  Toshiba Machine Co., Ltd.                                         10,000   41,550             0.0%
                  Toshiba Plant Systems & Services Corp.                             4,000   65,078             0.1%
*                 Toshiba TEC Corp.                                                  8,000   41,901             0.0%
                  Tosho Co., Ltd.                                                      400   17,185             0.0%
                  Tosho Printing Co., Ltd.                                           5,000   22,563             0.0%
#                 Totetsu Kogyo Co., Ltd.                                            1,700   49,144             0.0%
                  Tottori Bank, Ltd. (The)                                             600    9,488             0.0%
                  Towa Bank, Ltd. (The)                                             32,000   33,329             0.0%
                  Towa Corp.                                                         2,500   42,432             0.0%
                  Towa Pharmaceutical Co., Ltd.                                      1,000   49,906             0.0%
                  Toyo Construction Co., Ltd.                                        7,400   26,632             0.0%
                  Toyo Corp.                                                         3,000   29,175             0.0%
#                 Toyo Denki Seizo K.K.                                              1,000   14,739             0.0%
*                 Toyo Engineering Corp.                                            12,000   29,966             0.0%
                  Toyo Ink SC Holdings Co., Ltd.                                    15,000   73,756             0.1%
                  Toyo Kanetsu K.K.                                                 12,000   30,676             0.0%
                  Toyo Kohan Co., Ltd.                                               3,000   10,737             0.0%
                  Toyo Securities Co., Ltd.                                          5,000   11,996             0.0%
                  Toyo Tanso Co., Ltd.                                               1,200   19,125             0.0%
                  Toyo Tire & Rubber Co., Ltd.                                       8,200  144,235             0.1%
                  Toyobo Co., Ltd.                                                  77,000  136,204             0.1%
                  TPR Co., Ltd.                                                      1,300   43,859             0.0%
                  Trancom Co., Ltd.                                                    500   25,080             0.0%
                  Transcosmos, Inc.                                                  1,900   45,612             0.0%
                  Trusco Nakayama Corp.                                              4,000   91,347             0.1%
                  TS Tech Co., Ltd.                                                  4,100  107,706             0.1%
                  TSI Holdings Co., Ltd.                                             8,425   56,267             0.0%
#                 Tsubaki Nakashima Co., Ltd.                                          800   14,062             0.0%
                  Tsubakimoto Chain Co.                                              9,000   79,117             0.1%
                  Tsugami Corp.                                                      5,000   37,928             0.0%
                  Tsukishima Kikai Co., Ltd.                                         3,000   32,324             0.0%
                  Tsukuba Bank, Ltd.                                                 5,500   15,850             0.0%
#                 Tsukui Corp.                                                       5,200   29,490             0.0%
                  Tsumura & Co.                                                      3,900  126,388             0.1%
                  Tsurumi Manufacturing Co., Ltd.                                    2,000   29,155             0.0%
                  Tsutsumi Jewelry Co., Ltd.                                           800   14,691             0.0%
                  TV Asahi Holdings Corp.                                            2,400   44,409             0.0%
                  Tv Tokyo Holdings Corp.                                            1,400   30,607             0.0%
#*                U-Shin, Ltd.                                                       2,000   13,858             0.0%
                  UACJ Corp.                                                        24,034   63,770             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Ube Industries, Ltd.                                              74,400 $172,962             0.1%
                  Uchida Yoko Co., Ltd.                                                800   18,339             0.0%
                  UKC Holdings Corp.                                                 1,500   27,344             0.0%
                  Ulvac, Inc.                                                        3,700  173,707             0.1%
*                 Uniden Holdings Corp.                                              2,000    2,909             0.0%
#                 Union Tool Co.                                                       900   26,602             0.0%
                  Unipres Corp.                                                      2,700   57,198             0.0%
                  United Arrows, Ltd.                                                1,600   49,574             0.0%
                  United Super Markets Holdings, Inc.                                4,100   39,882             0.0%
*                 Unitika, Ltd.                                                     52,000   42,402             0.0%
                  Universal Entertainment Corp.                                        400   11,992             0.0%
                  Unizo Holdings Co., Ltd.                                           2,100   53,582             0.0%
                  Ushio, Inc.                                                       10,400  130,678             0.1%
*                 UT Group Co., Ltd.                                                 3,200   41,562             0.0%
                  V Technology Co., Ltd.                                               400   61,380             0.1%
                  Valor Holdings Co., Ltd.                                           2,000   47,809             0.0%
                  Vector, Inc.                                                       3,300   45,722             0.0%
                  VIA Holdings, Inc.                                                 1,200   11,814             0.0%
                  Vital KSK Holdings, Inc.                                           2,800   24,685             0.0%
                  VT Holdings Co., Ltd.                                              6,900   35,109             0.0%
#                 W-Scope Corp.                                                      3,600   48,565             0.0%
                  Wacoal Holdings Corp.                                              9,000  114,092             0.1%
                  Wacom Co., Ltd.                                                    3,800   14,085             0.0%
                  Wakachiku Construction Co., Ltd.                                  17,000   22,257             0.0%
                  Wakita & Co., Ltd.                                                 4,500   51,888             0.0%
                  Warabeya Nichiyo Holdings Co., Ltd.                                1,200   29,611             0.0%
#                 WATAMI Co., Ltd.                                                   1,400   16,767             0.0%
                  Weathernews, Inc.                                                    700   23,495             0.0%
                  Wellnet Corp.                                                      1,200   17,072             0.0%
                  Wood One Co., Ltd.                                                 3,000    7,829             0.0%
                  Xebio Holdings Co., Ltd.                                           3,000   49,894             0.0%
                  Yahagi Construction Co., Ltd.                                      1,500   13,357             0.0%
#                 Yakuodo Co., Ltd.                                                  1,000   27,283             0.0%
                  YAMABIKO Corp.                                                     2,460   29,312             0.0%
#                 Yamagata Bank, Ltd. (The)                                         18,000   80,637             0.1%
#                 Yamaichi Electronics Co., Ltd.                                     1,600   20,822             0.0%
                  Yamanashi Chuo Bank, Ltd. (The)                                   14,000   61,833             0.1%
                  Yamato Kogyo Co., Ltd.                                             3,300   82,541             0.1%
                  Yamazen Corp.                                                      5,400   51,178             0.0%
                  Yaoko Co., Ltd.                                                    1,000   38,778             0.0%
                  Yasuda Logistics Corp.                                             2,000   13,065             0.0%
                  Yellow Hat, Ltd.                                                   1,800   41,378             0.0%
                  Yodogawa Steel Works, Ltd.                                         2,400   62,167             0.1%
                  Yokogawa Bridge Holdings Corp.                                     3,300   40,735             0.0%
#                 Yokohama Reito Co., Ltd.                                           5,400   54,568             0.0%
                  Yokowo Co., Ltd.                                                   1,700   20,462             0.0%
                  Yomeishu Seizo Co., Ltd.                                           1,000   18,712             0.0%
                  Yomiuri Land Co., Ltd.                                             5,000   18,974             0.0%
                  Yondenko Corp.                                                     2,100    8,853             0.0%
                  Yondoshi Holdings, Inc.                                            1,600   38,074             0.0%
                  Yorozu Corp.                                                       1,900   29,080             0.0%
                  Yoshinoya Holdings Co., Ltd.                                       2,100   34,300             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------ ----------- ---------------
JAPAN -- (Continued)
                  Yuasa Trading Co., Ltd.                                            2,000 $    57,889             0.0%
                  Yume No Machi Souzou Iinkai Co., Ltd.                              1,600      15,806             0.0%
#                 Yumeshin Holdings Co., Ltd.                                        6,300      43,875             0.0%
                  Yurtec Corp.                                                       4,000      24,970             0.0%
                  Yusen Logistics Co., Ltd.                                            600       5,712             0.0%
                  Yushiro Chemical Industry Co., Ltd.                                1,000      12,572             0.0%
                  Zenrin Co., Ltd.                                                   1,800      33,845             0.0%
                  Zeon Corp.                                                         4,000      45,544             0.0%
                  ZERIA Pharmaceutical Co., Ltd.                                     2,200      33,062             0.0%
#*                ZIGExN Co., Ltd.                                                   1,200      13,350             0.0%
#                 Zojirushi Corp.                                                    3,500      47,559             0.0%
                  Zuken, Inc.                                                        2,000      23,914             0.0%
                                                                                           ----------- ---------------
TOTAL JAPAN                                                                                 44,175,179            23.0%
                                                                                           ----------- ---------------
NETHERLANDS -- (1.9%)
                  Aalberts Industries NV                                             7,215     286,086             0.1%
#                 Accell Group                                                       2,934     102,332             0.1%
                  AMG Advanced Metallurgical Group NV                                1,768      46,374             0.0%
                  Amsterdam Commodities NV                                           1,493      41,647             0.0%
                  APERAM SA                                                          4,265     214,423             0.1%
#                 Arcadis NV                                                         6,060     105,143             0.1%
                  ASM International NV                                               4,588     276,154             0.1%
                  BE Semiconductor Industries NV                                     3,299     172,468             0.1%
                  Beter Bed Holding NV                                               1,357      22,173             0.0%
#                 BinckBank NV                                                      10,730      53,328             0.0%
                  Boskalis Westminster                                               8,531     313,794             0.2%
                  Brunel International NV                                            2,547      43,324             0.0%
                  Corbion NV                                                         4,897     151,975             0.1%
#                 Flow Traders                                                       2,407      74,219             0.0%
*                 Fugro NV                                                           8,042     118,620             0.1%
                  Gemalto NV                                                         3,010     168,519             0.1%
#*                Heijmans NV                                                        1,624      12,514             0.0%
                  Hunter Douglas NV                                                    469      37,851             0.0%
                  IMCD Group NV                                                      1,943     104,660             0.1%
                  KAS Bank NV                                                          488       5,798             0.0%
                  Kendrion NV                                                        2,047      73,075             0.0%
                  Koninklijke BAM Groep NV                                          26,180     147,379             0.1%
                  Koninklijke Vopak NV                                               2,377     107,270             0.1%
                  Lucas Bols NV                                                        553      10,579             0.0%
                  Nederland Apparatenfabriek                                           338      14,140             0.0%
*                 OCI NV                                                             5,903     114,863             0.1%
#*                Ordina NV                                                          2,349       4,072             0.0%
                  PostNL NV                                                         46,803     231,904             0.1%
                  Refresco Group NV                                                  3,811      74,450             0.0%
                  SBM Offshore NV                                                   17,642     290,638             0.1%
                  Sligro Food Group NV                                               1,698      69,059             0.0%
*                 Telegraaf Media Groep NV                                           1,964      13,263             0.0%
                  TKH Group NV                                                       3,206     147,365             0.1%
*                 TomTom NV                                                         12,623     128,341             0.1%
                  Van Lanschot NV                                                    1,388      37,721             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
NETHERLANDS -- (Continued)
#                 Wessanen                                                           8,503 $  127,020             0.1%
                                                                                           ---------- ---------------
TOTAL NETHERLANDS                                                                           3,942,541             2.0%
                                                                                           ---------- ---------------
NEW ZEALAND -- (0.8%)
#*                a2 Milk Co., Ltd.                                                 34,295     79,516             0.1%
                  Air New Zealand, Ltd.                                             41,085     71,896             0.0%
                  Briscoe Group, Ltd.                                                9,711     27,123             0.0%
                  Chorus, Ltd.                                                      28,756     88,581             0.1%
                  Contact Energy, Ltd.                                              38,559    137,932             0.1%
                  EBOS Group, Ltd.                                                   6,927     86,947             0.1%
                  Freightways, Ltd.                                                 12,116     62,262             0.0%
                  Genesis Energy, Ltd.                                              32,503     47,614             0.0%
                  Hallenstein Glasson Holdings, Ltd.                                 5,327     11,778             0.0%
                  Heartland Bank, Ltd.                                              21,704     24,699             0.0%
                  Infratil, Ltd.                                                    46,774     94,746             0.1%
                  Kathmandu Holdings, Ltd.                                           8,788     12,092             0.0%
#                 Mainfreight, Ltd.                                                  6,428     97,517             0.1%
                  Metlifecare, Ltd.                                                 12,041     48,004             0.0%
                  New Zealand Refining Co., Ltd. (The)                              13,533     21,709             0.0%
                  NZME, Ltd.                                                        14,069      8,697             0.0%
                  NZX, Ltd.                                                          4,430      3,255             0.0%
                  PGG Wrightson, Ltd.                                               10,577      4,074             0.0%
#                 Port of Tauranga, Ltd.                                            30,765     86,769             0.1%
                  Restaurant Brands New Zealand, Ltd.                               11,416     41,691             0.0%
                  Sanford, Ltd.                                                      6,562     32,827             0.0%
                  SKY Network Television, Ltd.                                      23,513     62,279             0.0%
                  SKYCITY Entertainment Group, Ltd.                                 38,867    116,217             0.1%
                  Steel & Tube Holdings, Ltd.                                        5,579      9,221             0.0%
                  Summerset Group Holdings, Ltd.                                    19,161     68,389             0.0%
                  Tilt Renewables, Ltd.                                              4,827      7,143             0.0%
                  Tourism Holdings, Ltd.                                             6,924     17,541             0.0%
                  Tower, Ltd.                                                       13,924     11,658             0.0%
                  Trade Me Group, Ltd.                                              32,478    118,267             0.1%
                  Trustpower, Ltd.                                                   4,827     15,915             0.0%
                  Vector, Ltd.                                                      23,021     51,064             0.0%
                  Warehouse Group, Ltd. (The)                                        5,475      7,926             0.0%
*                 Xero, Ltd.                                                         4,066     60,668             0.0%
#                 Z Energy, Ltd.                                                    12,078     61,810             0.0%
                                                                                           ---------- ---------------
TOTAL NEW ZEALAND                                                                           1,697,827             0.9%
                                                                                           ---------- ---------------
NORWAY -- (0.9%)
                  ABG Sundal Collier Holding ASA                                    24,317     15,896             0.0%
                  AF Gruppen ASA                                                     1,653     29,453             0.0%
#*                Akastor ASA                                                        9,797     14,441             0.0%
#*                Aker Solutions ASA                                                 9,700     55,245             0.0%
                  American Shipping Co. ASA                                          2,165      6,860             0.0%
                  Atea ASA                                                           6,319     76,423             0.1%
                  Austevoll Seafood ASA                                              9,102     73,209             0.1%
                  Avance Gas Holding, Ltd.                                             956      2,700             0.0%
#*                Axactor AB                                                        88,387     25,474             0.0%
                  Bakkafrost P/F                                                     2,830     95,882             0.1%
                  Bonheur ASA                                                        1,685     14,672             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
NORWAY -- (Continued)
                  Borregaard ASA                                                      6,733 $   75,641             0.1%
                  BW LPG, Ltd.                                                        6,413     28,215             0.0%
#*                BW Offshore, Ltd.                                                  10,521     27,021             0.0%
#*                DNO ASA                                                            49,587     41,754             0.0%
                  Ekornes ASA                                                         1,600     25,140             0.0%
                  Entra ASA                                                           4,734     54,305             0.0%
#*                Fred Olsen Energy ASA                                               3,343      7,855             0.0%
#                 Frontline, Ltd.                                                     4,352     28,945             0.0%
                  Grieg Seafood ASA                                                   6,613     52,074             0.0%
#*                Hexagon Composites ASA                                              6,540     20,755             0.0%
                  Hoegh LNG Holdings, Ltd.                                            4,064     41,587             0.0%
*                 Kongsberg Automotive ASA                                           47,061     34,405             0.0%
                  Kongsberg Gruppen ASA                                               1,710     26,678             0.0%
*                 Kvaerner ASA                                                       10,879     14,164             0.0%
#*                Nordic Semiconductor ASA                                           15,677     62,613             0.0%
#*                Norske Skogindustrier ASA                                           7,000        775             0.0%
#*                Norwegian Air Shuttle ASA                                           1,507     42,804             0.0%
*                 Norwegian Finans Holding ASA                                        6,176     49,133             0.0%
                  Norwegian Property ASA                                             18,084     21,321             0.0%
                  Ocean Yield ASA                                                     3,609     27,079             0.0%
*                 Odfjell SE Class A                                                  1,000      3,943             0.0%
                  Olav Thon Eiendomsselskap ASA                                       1,471     28,868             0.0%
                  Opera Software ASA                                                  6,271     28,354             0.0%
*                 Petroleum Geo-Services ASA                                         33,331     78,090             0.1%
*                 Prosafe SE                                                            573      2,281             0.0%
#                 Protector Forsikring ASA                                            4,456     37,087             0.0%
#*                REC Silicon ASA                                                   140,159     17,498             0.0%
#                 Scatec Solar ASA                                                    5,129     23,231             0.0%
#*                Seadrill, Ltd.                                                     17,195     11,688             0.0%
                  Selvaag Bolig ASA                                                   3,180     13,153             0.0%
*                 Sevan Marine ASA                                                    1,337      2,255             0.0%
*                 Skandiabanken ASA                                                     568      5,079             0.0%
*                 Solstad Offshore ASA                                                1,000      1,419             0.0%
                  SpareBank 1 SMN                                                     8,057     67,096             0.1%
                  SpareBank 1 SR-Bank ASA                                             9,698     76,490             0.1%
                  Stolt-Nielsen, Ltd.                                                 2,682     41,457             0.0%
                  TGS Nopec Geophysical Co. ASA                                       6,909    150,624             0.1%
                  Tomra Systems ASA                                                   9,922    115,164             0.1%
                  Treasure ASA                                                        1,741      3,187             0.0%
                  Veidekke ASA                                                        6,593     87,790             0.1%
*                 Wallenius Wilhelmsen Logistics                                      1,741      8,818             0.0%
                  Wilh Wilhelmsen Holding ASA Class A                                 1,434     39,847             0.0%
#                 XXL ASA                                                             5,889     63,406             0.0%
                                                                                            ---------- ---------------
TOTAL NORWAY                                                                                 1,999,344             1.0%
                                                                                            ---------- ---------------
PORTUGAL -- (0.3%)
                  Altri SGPS SA                                                       7,954     37,142             0.0%
*                 Banco Comercial Portugues SA Class R                              269,840     60,286             0.0%
                  CTT-Correios de Portugal SA                                         4,149     23,681             0.0%
                  Mota-Engil SGPS SA                                                  8,817     22,420             0.0%
                  Navigator Co. SA (The)                                             26,345    111,469             0.1%
                  NOS SGPS SA                                                        16,540     94,744             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
PORTUGAL -- (Continued)
#                 REN - Redes Energeticas Nacionais SGPS SA                          34,170 $100,440             0.1%
                  Semapa-Sociedade de Investimento e Gestao                           3,410   53,488             0.0%
*                 Sonae SGPS SA                                                     125,561  128,829             0.1%
                                                                                            -------- ---------------
TOTAL PORTUGAL                                                                               632,499             0.3%
                                                                                            -------- ---------------
SINGAPORE -- (1.2%)
                  Accordia Golf Trust                                                26,400   14,074             0.0%
                  Ascendas India Trust                                               64,100   52,823             0.0%
*                 Banyan Tree Holdings, Ltd.                                          7,000    2,684             0.0%
*                 Boustead Projects, Ltd.                                             6,600    4,039             0.0%
                  Boustead Singapore, Ltd.                                           22,000   14,015             0.0%
                  Bukit Sembawang Estates, Ltd.                                      14,900   63,788             0.0%
                  Bund Center Investment, Ltd.                                       27,000   15,544             0.0%
                  China Aviation Oil Singapore Corp., Ltd.                            9,600   11,124             0.0%
                  Chip Eng Seng Corp., Ltd.                                          45,000   23,796             0.0%
                  Chuan Hup Holdings, Ltd.                                           87,000   15,876             0.0%
                  ComfortDelGro Corp., Ltd.                                          63,000  123,443             0.1%
#*                COSCO Shipping International Singapore Co,. Ltd.                   76,000   15,522             0.0%
*                 Creative Technology, Ltd.                                           2,650    1,898             0.0%
                  CSE Global, Ltd.                                                   40,000   14,891             0.0%
*                 CWT, Ltd.                                                          12,000   19,693             0.0%
                  Del Monte Pacific, Ltd.                                            72,000   17,297             0.0%
                  Delfi, Ltd.                                                        20,200   33,110             0.0%
*                 Ezion Holdings, Ltd.                                              103,220   22,105             0.0%
#*                Ezra Holdings, Ltd.                                               234,044    1,843             0.0%
*                 Falcon Energy Group, Ltd.                                          21,000    1,656             0.0%
                  Far East Orchard, Ltd.                                             11,239   13,127             0.0%
                  First Resources, Ltd.                                              28,300   37,946             0.0%
                  Fragrance Group, Ltd.                                              82,000    9,820             0.0%
                  Frasers Centrepoint, Ltd.                                          23,000   31,267             0.0%
                  GK Goh Holdings, Ltd.                                              17,813   11,427             0.0%
                  GL, Ltd.                                                           53,000   29,409             0.0%
                  Golden Agri-Resources, Ltd.                                       361,300   92,948             0.1%
                  GuocoLand, Ltd.                                                    14,300   18,683             0.0%
*                 Halcyon Agri Corp., Ltd.                                           25,666   11,468             0.0%
                  Haw Par Corp., Ltd.                                                 8,000   58,454             0.0%
                  Hi-P International, Ltd.                                           23,000   11,365             0.0%
                  Ho Bee Land, Ltd.                                                  14,000   24,430             0.0%
                  Hong Fok Corp., Ltd.                                               54,120   31,435             0.0%
                  Hong Leong Asia, Ltd.                                               8,000    6,393             0.0%
                  Hotel Grand Central, Ltd.                                          39,135   40,044             0.0%
                  Hutchison Port Holdings Trust                                     193,500   78,334             0.1%
                  Hwa Hong Corp., Ltd.                                               59,000   13,270             0.0%
                  Hyflux, Ltd.                                                       27,500   10,923             0.0%
                  Indofood Agri Resources, Ltd.                                      28,000    9,784             0.0%
                  k1 Ventures, Ltd.                                                  24,000   12,365             0.0%
                  Keppel Infrastructure Trust                                       176,474   65,708             0.1%
                  M1, Ltd.                                                           30,000   46,599             0.0%
                  Mandarin Oriental International, Ltd.                              13,800   19,720             0.0%
                  Metro Holdings, Ltd.                                               49,200   40,663             0.0%
                  Midas Holdings, Ltd.                                              114,000   18,356             0.0%
*                 Nam Cheong, Ltd.                                                   67,000      813             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
SINGAPORE -- (Continued)
*                 Noble Group, Ltd.                                                 752,500 $   76,915             0.1%
                  Olam International, Ltd.                                            9,600     13,127             0.0%
                  OUE, Ltd.                                                          23,000     33,735             0.0%
                  Oxley Holdings, Ltd.                                               57,000     23,239             0.0%
                  Perennial Real Estate Holdings, Ltd.                               20,600     13,051             0.0%
*                 Raffles Education Corp., Ltd.                                      49,200      7,045             0.0%
                  Raffles Medical Group, Ltd.                                        64,363     64,470             0.1%
                  RHT Health Trust                                                   54,900     37,145             0.0%
                  Rotary Engineering, Ltd.                                           17,000      4,742             0.0%
                  SATS, Ltd.                                                         29,400    107,207             0.1%
                  SBS Transit, Ltd.                                                  15,800     30,514             0.0%
                  SembCorp Industries, Ltd.                                          36,100     78,218             0.1%
                  SembCorp Marine, Ltd.                                              39,100     45,517             0.0%
                  Sheng Siong Group, Ltd.                                            37,000     25,948             0.0%
                  SIA Engineering Co., Ltd.                                          18,900     50,580             0.0%
*                 SIIC Environment Holdings, Ltd.                                    58,600     22,230             0.0%
                  Sinarmas Land, Ltd.                                               108,000     35,157             0.0%
                  Singapore Post, Ltd.                                               82,400     81,310             0.1%
                  Stamford Land Corp., Ltd.                                          21,000      8,063             0.0%
                  StarHub, Ltd.                                                      36,400     72,584             0.1%
*                 Swiber Holdings, Ltd.                                              17,249        505             0.0%
*                 Tat Hong Holdings, Ltd.                                            35,000     10,010             0.0%
                  Tuan Sing Holdings, Ltd.                                           44,628     10,414             0.0%
                  United Engineers, Ltd.                                             34,000     70,013             0.1%
                  United Industrial Corp., Ltd.                                      16,800     37,994             0.0%
                  UOB-Kay Hian Holdings, Ltd.                                        32,422     32,736             0.0%
                  UOL Group, Ltd.                                                    20,300    105,143             0.1%
                  Venture Corp., Ltd.                                                17,800    155,348             0.1%
                  Wheelock Properties Singapore, Ltd.                                20,000     26,678             0.0%
                  Wing Tai Holdings, Ltd.                                            28,770     38,896             0.0%
                  Yeo Hiap Seng, Ltd.                                                 2,482      2,413             0.0%
*                 Yongnam Holdings, Ltd.                                             26,250      3,850             0.0%
                                                                                            ---------- ---------------
TOTAL SINGAPORE                                                                              2,538,769             1.3%
                                                                                            ---------- ---------------
SPAIN -- (2.1%)
                  Acciona SA                                                          2,572    212,192             0.1%
                  Acerinox SA                                                        13,399    186,653             0.1%
                  Adveo Group International SA                                          770      3,196             0.0%
                  Alantra Partners SA                                                 1,060     13,292             0.0%
                  Almirall SA                                                         4,585     82,781             0.1%
*                 Amper SA                                                           83,878     22,801             0.0%
                  Applus Services SA                                                  8,947    112,154             0.1%
                  Atresmedia Corp. de Medios de Comunicacion SA                       5,727     71,826             0.0%
                  Azkoyen SA                                                          2,184     16,990             0.0%
#*                Banco Popular Espanol SA                                           12,701      8,887             0.0%
*                 Baron de Ley                                                          169     20,687             0.0%
                  Bolsas y Mercados Espanoles SHMSF SA                                5,922    211,926             0.1%
                  Cellnex Telecom SA                                                 10,440    184,273             0.1%
                  Cia de Distribucion Integral Logista Holdings SA                    2,654     63,367             0.0%
                  Cie Automotive SA                                                   3,637     78,183             0.0%
                  Construcciones y Auxiliar de Ferrocarriles SA                       1,520     61,104             0.0%
                  Distribuidora Internacional de Alimentacion SA                     35,836    213,074             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SPAIN -- (Continued)
#*                Duro Felguera SA                                                   7,718 $    9,237             0.0%
                  Ebro Foods SA                                                      6,598    147,369             0.1%
*                 eDreams ODIGEO SA                                                  6,328     21,838             0.0%
                  Elecnor SA                                                         3,373     36,753             0.0%
                  Ence Energia y Celulosa SA                                        11,122     39,601             0.0%
*                 Ercros SA                                                         12,127     36,087             0.0%
                  Euskaltel SA                                                       5,552     56,344             0.0%
                  Faes Farma SA                                                     28,992    104,037             0.1%
                  Fluidra SA                                                         3,416     21,589             0.0%
                  Gamesa Corp. Tecnologica SA                                       15,484    333,939             0.2%
                  Grupo Catalana Occidente SA                                        3,836    148,787             0.1%
*                 Grupo Ezentis SA                                                   6,877      5,129             0.0%
                  Iberpapel Gestion SA                                                 955     31,317             0.0%
*                 Indra Sistemas SA                                                  9,239    126,440             0.1%
                  Inmobiliaria Colonial SA                                          19,628    152,198             0.1%
*                 Liberbank SA                                                      54,406     72,661             0.0%
                  Mediaset Espana Comunicacion SA                                   15,385    211,952             0.1%
                  Melia Hotels International SA                                      7,047    104,495             0.1%
                  Miquel y Costas & Miquel SA                                        1,295     40,058             0.0%
*                 NH Hotel Group SA                                                 18,823     97,355             0.1%
                  Obrascon Huarte Lain SA                                           18,131     79,142             0.1%
                  Papeles y Cartones de Europa SA                                    3,107     23,320             0.0%
*                 Pharma Mar SA                                                     15,603     59,814             0.0%
*                 Promotora de Informaciones SA Class A                              3,874     13,802             0.0%
                  Prosegur Cia de Seguridad SA                                      17,048    111,292             0.1%
*                 Realia Business SA                                                 6,280      6,655             0.0%
*                 Sacyr SA                                                          47,049    117,697             0.1%
                  Saeta Yield SA                                                     3,428     33,847             0.0%
*                 Talgo SA                                                           6,184     37,116             0.0%
                  Tecnicas Reunidas SA                                               3,093    122,235             0.1%
                  Tubacex SA                                                        12,839     40,876             0.0%
*                 Tubos Reunidos SA                                                  8,287      9,784             0.0%
                  Vidrala SA                                                         1,515     88,877             0.1%
                  Viscofan SA                                                        3,104    185,531             0.1%
                  Zardoya Otis SA                                                    8,549     79,115             0.0%
                                                                                           ---------- ---------------
TOTAL SPAIN                                                                                 4,369,675             2.3%
                                                                                           ---------- ---------------
SWEDEN -- (2.8%)
                  AAK AB                                                             1,800    128,830             0.1%
#                 Acando AB                                                         10,746     38,918             0.0%
*                 AddLife AB                                                         1,561     29,670             0.0%
                  AddTech AB Class B                                                 4,997     89,963             0.1%
#                 AF AB Class B                                                      5,364    113,035             0.1%
#                 Atrium Ljungberg AB Class B                                        3,302     54,618             0.0%
                  Attendo AB                                                         2,051     20,955             0.0%
#                 Avanza Bank Holding AB                                             1,713     68,751             0.0%
                  B&B Tools AB Class B                                               2,500     57,271             0.0%
                  Beijer Alma AB                                                     1,700     48,237             0.0%
                  Beijer Ref AB                                                      2,402     60,570             0.0%
                  Betsson AB                                                        10,044     85,794             0.1%
                  Bilia AB Class A                                                   4,130     82,740             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
SWEDEN -- (Continued)
                  BillerudKorsnas AB                                                 2,257 $ 36,158             0.0%
                  BioGaia AB Class B                                                 1,689   68,063             0.0%
                  Bonava AB Class B                                                  3,899   63,041             0.0%
                  Bulten AB                                                          1,365   19,430             0.0%
                  Bure Equity AB                                                     4,075   50,388             0.0%
#                 Byggmax Group AB                                                   4,912   33,121             0.0%
                  Catena AB                                                          1,487   21,902             0.0%
                  Clas Ohlson AB Class B                                             4,505   74,737             0.0%
                  Cloetta AB Class B                                                22,873   92,398             0.1%
*                 Collector AB                                                       1,919   21,161             0.0%
                  Com Hem Holding AB                                                 6,049   75,263             0.1%
                  Concentric AB                                                      3,360   55,426             0.0%
                  Dios Fastigheter AB                                                5,836   29,913             0.0%
                  Duni AB                                                            3,495   49,487             0.0%
                  Dustin Group AB                                                    4,771   39,443             0.0%
                  Eltel AB                                                             849    5,527             0.0%
                  Fabege AB                                                          9,193  158,303             0.1%
#                 Fagerhult AB                                                       1,699   70,139             0.0%
#                 Fenix Outdoor International AG                                       713   69,175             0.0%
                  Granges AB                                                         6,545   67,962             0.0%
                  Gunnebo AB                                                         3,000   16,490             0.0%
                  Haldex AB                                                          3,360   45,064             0.0%
                  Hemfosa Fastigheter AB                                            10,199   94,497             0.1%
                  HIQ International AB                                               4,214   28,801             0.0%
#                 Hoist Finance AB                                                   2,266   21,315             0.0%
                  Holmen AB Class B                                                  4,045  170,448             0.1%
                  Hufvudstaden AB Class A                                            5,162   80,876             0.1%
#                 Indutrade AB                                                       6,751  159,456             0.1%
#                 Intrum Justitia AB                                                 4,262  169,305             0.1%
                  Inwido AB                                                          4,661   66,931             0.0%
                  ITAB Shop Concept AB Class B                                       1,515   12,019             0.0%
                  JM AB                                                              4,990  175,567             0.1%
                  KappAhl AB                                                         6,122   35,378             0.0%
                  Kindred Group P.L.C.                                              17,281  179,078             0.1%
#                 Klovern AB Class B                                                27,646   29,118             0.0%
                  KNOW IT AB                                                         2,183   32,148             0.0%
#                 Kungsleden AB                                                     13,274   74,318             0.0%
                  Lagercrantz Group AB Class B                                       7,500   81,829             0.1%
                  Lifco AB Class B                                                   1,938   59,022             0.0%
                  Lindab International AB                                            6,073   55,476             0.0%
#                 Loomis AB Class B                                                  4,265  154,856             0.1%
#*                Medivir AB Class B                                                 1,986   15,351             0.0%
#                 Mekonomen AB                                                       1,956   38,776             0.0%
                  Modern Times Group MTG AB Class B                                  4,244  138,383             0.1%
#                 Mycronic AB                                                        8,284   81,804             0.1%
                  NCC AB Class B                                                     4,793  127,337             0.1%
                  Nederman Holding AB                                                  343   10,109             0.0%
#*                Net Insight AB Class B                                            11,409   11,012             0.0%
                  NetEnt AB                                                         11,712   90,341             0.1%
                  New Wave Group AB Class B                                          5,046   35,749             0.0%
                  Nobia AB                                                           8,067   83,425             0.1%
                  Nobina AB                                                          5,280   32,189             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SWEDEN -- (Continued)
#                 Nolato AB Class B                                                  2,054 $   65,384             0.0%
                  Opus Group AB                                                     18,472     14,703             0.0%
                  Oriflame Holding AG                                                2,508    102,792             0.1%
                  Pandox AB                                                            912     15,317             0.0%
                  Peab AB                                                           11,220    122,532             0.1%
                  Proact IT Group AB                                                   775     16,614             0.0%
                  Probi AB                                                             115      5,766             0.0%
*                 Qliro Group AB                                                     3,088      4,390             0.0%
                  Ratos AB Class B                                                  18,033     84,572             0.1%
                  RaySearch Laboratories AB                                          1,416     35,551             0.0%
#                 Recipharm AB Class B                                               2,773     38,341             0.0%
                  Rezidor Hotel Group AB                                             7,735     28,817             0.0%
                  Saab AB Class B                                                    1,396     69,174             0.0%
                  Sagax AB Class B                                                   4,140     43,011             0.0%
#*                SAS AB                                                             7,999     13,184             0.0%
#                 Scandi Standard AB                                                 1,760     10,574             0.0%
                  Sectra AB Class B                                                  1,190     21,816             0.0%
                  SkiStar AB                                                         1,500     32,098             0.0%
*                 SSAB AB Class A(B17H0S8)                                          16,356     71,156             0.0%
#*                SSAB AB Class A(BPRBWK4)                                           3,811     16,598             0.0%
*                 SSAB AB Class B(B17H3F6)                                          38,986    138,317             0.1%
*                 SSAB AB Class B(BPRBWM6)                                          21,565     76,678             0.1%
                  Sweco AB Class B                                                   4,633    114,850             0.1%
                  Systemair AB                                                         733     13,023             0.0%
#                 Thule Group AB (The)                                               6,029    104,503             0.1%
                  Victoria Park AB Class B                                           5,091     14,194             0.0%
                  Vitrolife AB                                                       1,018     58,000             0.0%
                  Wallenstam AB Class B                                             11,522     98,176             0.1%
#                 Wihlborgs Fastigheter AB                                           5,478    106,709             0.1%
                                                                                           ---------- ---------------
TOTAL SWEDEN                                                                                5,923,697             3.1%
                                                                                           ---------- ---------------
SWITZERLAND -- (4.1%)
                  Allreal Holding AG                                                 1,000    172,058             0.1%
                  ALSO Holding AG                                                      510     64,123             0.0%
#                 ams AG                                                             4,508    290,015             0.2%
                  APG SGA SA                                                            86     41,136             0.0%
*                 Arbonia AG                                                         2,652     49,319             0.0%
#                 Aryzta AG                                                          4,675    151,778             0.1%
#                 Ascom Holding AG                                                   3,915     73,978             0.0%
                  Autoneum Holding AG                                                  308     91,023             0.1%
                  Bachem Holding AG Class B                                            343     40,896             0.0%
                  Baloise Holding AG                                                   427     62,613             0.0%
                  Bank Coop AG                                                         580     25,297             0.0%
                  Banque Cantonale de Geneve                                           170     26,477             0.0%
                  Banque Cantonale Vaudoise                                            150    108,674             0.1%
                  Belimo Holding AG                                                     33    123,478             0.1%
                  Bell AG                                                              140     60,145             0.0%
                  Bellevue Group AG                                                    382      6,563             0.0%
#                 Berner Kantonalbank AG                                               355     67,491             0.0%
                  BFW Liegenschaften AG                                                 98      4,482             0.0%
                  BKW AG                                                             1,235     66,888             0.0%
                  Bobst Group SA                                                       800     81,042             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
SWITZERLAND -- (Continued)
                  Bossard Holding AG Class A                                           359 $ 71,529             0.0%
                  Bucher Industries AG                                                 430  138,632             0.1%
#                 Burckhardt Compression Holding AG                                    171   52,467             0.0%
                  Burkhalter Holding AG                                                185   27,889             0.0%
                  Cembra Money Bank AG                                               2,017  172,075             0.1%
                  Cie Financiere Tradition SA                                           66    6,951             0.0%
                  Clariant AG                                                       15,144  306,692             0.2%
                  Coltene Holding AG                                                   250   21,354             0.0%
                  Conzzeta AG                                                           92   90,943             0.1%
                  Daetwyler Holding AG                                                 502   84,962             0.0%
                  DKSH Holding AG                                                    1,553  125,090             0.1%
                  dormakaba Holding AG                                                 194  166,223             0.1%
#                 EFG International AG                                               8,776   55,760             0.0%
                  Emmi AG                                                              195  142,379             0.1%
                  Energiedienst Holding AG                                           1,000   25,078             0.0%
                  Flughafen Zuerich AG                                               1,310  288,695             0.2%
                  Forbo Holding AG                                                     139  228,011             0.1%
                  GAM Holding AG                                                    11,069  141,840             0.1%
                  Georg Fischer AG                                                     269  253,658             0.1%
                  Gurit Holding AG                                                      25   21,785             0.0%
                  Helvetia Holding AG                                                  478  265,431             0.1%
                  Hiag Immobilien Holding AG                                           507   62,618             0.0%
#                 HOCHDORF Holding AG                                                   77   23,608             0.0%
                  Huber & Suhner AG                                                  1,285   86,530             0.1%
                  Implenia AG                                                        1,296   99,494             0.1%
                  Inficon Holding AG                                                   149   78,247             0.0%
                  Interroll Holding AG                                                  59   69,375             0.0%
                  Intershop Holding AG                                                  77   37,089             0.0%
                  Jungfraubahn Holding AG                                              263   28,815             0.0%
                  Kardex AG                                                            792   87,213             0.1%
                  Komax Holding AG                                                     318   84,855             0.0%
                  Kudelski SA                                                        4,680   81,180             0.0%
                  LEM Holding SA                                                        41   41,909             0.0%
                  Liechtensteinische Landesbank AG                                     783   38,715             0.0%
                  Logitech International SA                                         10,282  343,637             0.2%
                  Luzerner Kantonalbank AG                                             219   94,639             0.1%
                  MCH Group AG                                                         159   10,914             0.0%
                  Metall Zug AG Class B                                                 19   74,668             0.0%
#*                Meyer Burger Technology AG                                         5,000    4,121             0.0%
                  Mobilezone Holding AG                                              2,585   39,496             0.0%
                  Mobimo Holding AG                                                    590  158,633             0.1%
                  OC Oerlikon Corp. AG                                              12,397  148,941             0.1%
*                 Orascom Development Holding AG                                       935    5,208             0.0%
                  Orior AG                                                             485   37,202             0.0%
#                 Panalpina Welttransport Holding AG                                   762  100,790             0.1%
                  Phoenix Mecano AG                                                     50   26,557             0.0%
                  Plazza AG Class A                                                     84   19,459             0.0%
                  PSP Swiss Property AG                                              2,405  215,621             0.1%
                  Rieter Holding AG                                                    282   62,584             0.0%
                  Romande Energie Holding SA                                            27   34,980             0.0%
*                 Schmolz + Bickenbach AG                                           47,389   43,411             0.0%
                  Schweiter Technologies AG                                             84  100,958             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
SWITZERLAND -- (Continued)
                  SFS Group AG                                                       1,070 $  106,782             0.1%
                  Siegfried Holding AG                                                 420    120,067             0.1%
                  St Galler Kantonalbank AG                                            198     85,983             0.1%
                  Sulzer AG                                                          1,065    124,287             0.1%
                  Sunrise Communications Group AG                                    1,815    134,814             0.1%
                  Swiss Prime Site AG                                                2,451    212,486             0.1%
                  Swissquote Group Holding SA                                          538     14,821             0.0%
                  Tamedia AG                                                           249     36,662             0.0%
                  Tecan Group AG                                                       861    146,936             0.1%
                  Temenos Group AG                                                   3,300    285,634             0.2%
                  Thurgauer Kantonalbank                                               118     11,065             0.0%
                  u-blox Holding AG                                                    460    101,948             0.1%
                  Valiant Holding AG                                                 1,374    157,719             0.1%
                  Valora Holding AG                                                    265     90,945             0.1%
                  Vaudoise Assurances Holding SA                                        75     39,057             0.0%
                  Vetropack Holding AG                                                  17     33,642             0.0%
*                 Von Roll Holding AG                                                1,435      1,601             0.0%
                  Vontobel Holding AG                                                1,933    113,971             0.1%
                  VP Bank AG                                                           130     14,968             0.0%
                  VZ Holding AG                                                        198     55,074             0.0%
                  Walliser Kantonalbank                                                399     33,407             0.0%
                  Warteck Invest AG                                                      8     15,552             0.0%
                  Ypsomed Holding AG                                                   227     43,690             0.0%
                  Zehnder Group AG                                                     620     21,011             0.0%
#                 Zug Estates Holding AG Class B                                        12     21,106             0.0%
                  Zuger Kantonalbank AG                                                 11     58,988             0.0%
                                                                                           ---------- ---------------
TOTAL SWITZERLAND                                                                           8,718,603             4.5%
                                                                                           ---------- ---------------
UNITED KINGDOM -- (16.1%)
                  4imprint Group P.L.C.                                              2,539     58,551             0.0%
                  888 Holdings P.L.C.                                               11,036     39,910             0.0%
                  A.G. Barr P.L.C.                                                   6,780     54,492             0.0%
                  AA P.L.C.                                                         46,430    157,171             0.1%
                  Aberdeen Asset Management P.L.C.                                  49,216    177,832             0.1%
                  Acacia Mining P.L.C.                                              12,404     63,578             0.0%
                  Aggreko P.L.C.                                                    10,434    119,933             0.1%
*                 Aldermore Group P.L.C.                                            17,252     57,769             0.0%
                  Amec Foster Wheeler P.L.C.                                        60,935    427,807             0.2%
                  Anglo Pacific Group P.L.C.                                        11,773     17,829             0.0%
                  Anglo-Eastern Plantations P.L.C.                                     186      1,772             0.0%
                  Arrow Global Group P.L.C.                                         12,003     56,893             0.0%
                  Ashmore Group P.L.C.                                              29,843    134,510             0.1%
                  Auto Trader Group P.L.C.                                          20,907    108,588             0.1%
                  AVEVA Group P.L.C.                                                 1,910     50,386             0.0%
                  Avon Rubber P.L.C.                                                 3,151     42,804             0.0%
                  B&M European Value Retail SA                                      39,895    174,100             0.1%
                  Balfour Beatty P.L.C.                                             94,712    357,800             0.2%
                  BBA Aviation P.L.C.                                               67,499    272,291             0.2%
                  Beazley P.L.C.                                                    34,508    196,596             0.1%
                  Bellway P.L.C.                                                    18,253    672,723             0.4%
                  Berendsen P.L.C.                                                  11,728    127,336             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
UNITED KINGDOM -- (Continued)
                  BGEO Group P.L.C.                                                   2,711 $126,168             0.1%
                  Bloomsbury Publishing P.L.C.                                        3,174    7,039             0.0%
                  Bodycote P.L.C.                                                    15,918  171,886             0.1%
                  Booker Group P.L.C.                                               106,110  266,577             0.1%
                  Bovis Homes Group P.L.C.                                           18,695  222,918             0.1%
                  Brewin Dolphin Holdings P.L.C.                                     36,918  156,177             0.1%
                  Britvic P.L.C.                                                     17,591  151,349             0.1%
*                 BTG P.L.C.                                                         50,560  445,379             0.2%
*                 Cairn Energy P.L.C.                                                56,086  141,075             0.1%
*                 Cambian Group P.L.C.                                                1,788    3,640             0.0%
                  Cape P.L.C.                                                         6,374   19,853             0.0%
                  Capital & Counties Properties P.L.C.                               51,159  209,217             0.1%
                  Card Factory P.L.C.                                                13,176   55,317             0.0%
                  Carillion P.L.C.                                                   62,226  179,234             0.1%
                  Castings P.L.C.                                                     4,744   29,132             0.0%
                  Centamin P.L.C.                                                    92,292  211,455             0.1%
                  Charles Taylor P.L.C.                                               2,461    7,415             0.0%
                  Chemring Group P.L.C.                                              21,443   52,308             0.0%
                  Chesnara P.L.C.                                                    11,741   58,166             0.0%
                  Cineworld Group P.L.C.                                             17,346  158,157             0.1%
*                 Circassia Pharmaceuticals P.L.C.                                   12,752   16,420             0.0%
#                 Clarkson P.L.C.                                                     1,711   63,442             0.0%
                  Close Brothers Group P.L.C.                                        22,401  490,792             0.3%
                  CLS Holdings P.L.C.                                                 1,567   39,366             0.0%
                  Cobham P.L.C.                                                      91,657  157,267             0.1%
                  Communisis P.L.C.                                                   4,956    3,397             0.0%
                  Computacenter P.L.C.                                                5,283   56,115             0.0%
                  Connect Group P.L.C.                                               19,192   31,335             0.0%
                  Consort Medical P.L.C.                                              4,325   58,257             0.0%
                  Costain Group P.L.C.                                                4,524   28,468             0.0%
                  Countrywide P.L.C.                                                  6,154   13,519             0.0%
                  Cranswick P.L.C.                                                    7,471  259,476             0.1%
                  Crest Nicholson Holdings P.L.C.                                    15,351  120,075             0.1%
*                 CYBG P.L.C.                                                         5,869   21,426             0.0%
                  Daejan Holdings P.L.C.                                                897   78,823             0.0%
                  Daily Mail & General Trust P.L.C. Class A                          41,560  385,093             0.2%
#                 Dairy Crest Group P.L.C.                                           19,294  143,458             0.1%
                  De La Rue P.L.C.                                                    9,274   81,985             0.1%
                  Debenhams P.L.C.                                                  107,504   71,298             0.0%
                  Dechra Pharmaceuticals P.L.C.                                       7,720  169,171             0.1%
                  Devro P.L.C.                                                       20,658   53,044             0.0%
*                 Dialight P.L.C.                                                     1,573   20,218             0.0%
                  Dignity P.L.C.                                                      4,062  131,155             0.1%
                  Diploma P.L.C.                                                     15,966  229,254             0.1%
                  Domino's Pizza Group P.L.C.                                        31,038  132,808             0.1%
                  Drax Group P.L.C.                                                  39,332  164,537             0.1%
                  DS Smith P.L.C.                                                    75,229  420,601             0.2%
                  Dunelm Group P.L.C.                                                 3,275   25,740             0.0%
*                 EI Group P.L.C.                                                    42,171   76,384             0.0%
                  Electrocomponents P.L.C.                                           69,466  466,897             0.3%
                  Elementis P.L.C.                                                   61,328  241,621             0.1%
*                 EnQuest P.L.C.                                                     97,519   48,194             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
UNITED KINGDOM -- (Continued)
                  Equiniti Group P.L.C.                                               8,431 $ 24,137             0.0%
                  Essentra P.L.C.                                                    19,319  135,420             0.1%
                  esure Group P.L.C.                                                 19,941   63,353             0.0%
                  Euromoney Institutional Investor P.L.C.                             5,411   73,278             0.0%
*                 Evraz P.L.C.                                                       23,503   65,816             0.0%
                  FDM Group Holdings P.L.C.                                           3,605   37,369             0.0%
                  Fenner P.L.C.                                                      23,988  104,704             0.1%
                  Ferrexpo P.L.C.                                                    14,004   28,661             0.0%
                  Fidessa Group P.L.C.                                                3,758  115,116             0.1%
*                 Findel P.L.C.                                                       2,049    5,307             0.0%
*                 Firstgroup P.L.C.                                                  97,379  172,262             0.1%
*                 Flybe Group P.L.C.                                                  9,733    5,059             0.0%
                  Foxtons Group P.L.C.                                               12,557   16,649             0.0%
                  Fuller Smith & Turner P.L.C. Class A                                3,070   40,321             0.0%
*                 Future P.L.C.                                                         897    2,020             0.0%
                  Galliford Try P.L.C.                                                6,258  116,633             0.1%
                  Games Workshop Group P.L.C.                                         3,052   38,541             0.0%
                  Gem Diamonds, Ltd.                                                  5,200    5,915             0.0%
                  Genus P.L.C.                                                        8,757  194,510             0.1%
                  Go-Ahead Group P.L.C.                                               6,159  139,573             0.1%
*                 Gocompare.Com Group P.L.C.                                         19,941   23,790             0.0%
                  Grafton Group P.L.C.                                               15,253  147,576             0.1%
                  Grainger P.L.C.                                                    38,356  124,079             0.1%
                  Greencore Group P.L.C.                                            103,910  306,745             0.2%
                  Greene King P.L.C.                                                 24,689  240,262             0.1%
                  Greggs P.L.C.                                                       5,777   80,482             0.1%
                  GVC Holdings P.L.C.                                                19,023  183,954             0.1%
                  Halfords Group P.L.C.                                              14,519   70,266             0.0%
                  Halma P.L.C.                                                       34,384  468,945             0.3%
                  Hays P.L.C.                                                       207,198  459,791             0.2%
                  Headlam Group P.L.C.                                                9,124   75,762             0.0%
                  Helical P.L.C.                                                      9,778   41,934             0.0%
                  Henderson Group P.L.C.                                             72,990  218,320             0.1%
                  Henry Boot P.L.C.                                                   3,595   11,695             0.0%
                  Hill & Smith Holdings P.L.C.                                       11,722  201,795             0.1%
                  Hilton Food Group P.L.C.                                            5,673   56,635             0.0%
                  Hiscox, Ltd.                                                       18,950  277,902             0.2%
                  Hochschild Mining P.L.C.                                           22,160   72,902             0.0%
                  HomeServe P.L.C.                                                   15,375  133,400             0.1%
                  Howden Joinery Group P.L.C.                                        93,320  559,571             0.3%
                  Hunting P.L.C.                                                     19,530  142,081             0.1%
                  Huntsworth P.L.C.                                                   6,947    4,252             0.0%
                  Ibstock P.L.C.                                                      7,178   21,300             0.0%
                  IG Group Holdings P.L.C.                                           21,847  153,827             0.1%
                  IMI P.L.C.                                                          4,833   80,043             0.1%
                  Inchcape P.L.C.                                                    29,062  321,498             0.2%
                  Indivior P.L.C.                                                    46,178  200,435             0.1%
                  Inmarsat P.L.C.                                                     5,181   54,794             0.0%
                  Intermediate Capital Group P.L.C.                                  15,943  161,371             0.1%
                  International Personal Finance P.L.C.                              19,163   39,859             0.0%
                  Interserve P.L.C.                                                  15,360   45,919             0.0%
*                 IP Group P.L.C.                                                    38,998   70,636             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
UNITED KINGDOM -- (Continued)
                  ITE Group P.L.C.                                                   33,757 $ 77,442             0.0%
                  IWG P.L.C.                                                         40,642  170,945             0.1%
                  J D Wetherspoon P.L.C.                                             11,856  152,756             0.1%
*                 Jackpotjoy P.L.C.                                                   6,049   44,519             0.0%
                  James Fisher & Sons P.L.C.                                          6,799  141,345             0.1%
                  Jardine Lloyd Thompson Group P.L.C.                                19,864  282,062             0.2%
                  JD Sports Fashion P.L.C.                                           17,986  103,714             0.1%
                  John Laing Group P.L.C.                                             1,590    5,918             0.0%
                  John Menzies P.L.C.                                                 9,679   86,749             0.1%
                  John Wood Group P.L.C.                                             26,138  256,938             0.1%
                  JRP Group P.L.C.                                                    8,784   14,135             0.0%
                  Jupiter Fund Management P.L.C.                                     28,851  177,469             0.1%
*                 KAZ Minerals P.L.C.                                                22,228  144,974             0.1%
                  KCOM Group P.L.C.                                                  62,515   71,590             0.0%
                  Keller Group P.L.C.                                                 9,081  108,991             0.1%
                  Kier Group P.L.C.                                                  14,947  259,079             0.1%
                  Ladbrokes Coral Group P.L.C                                        55,207   93,590             0.1%
                  Laird P.L.C.                                                       40,588   78,819             0.0%
*                 Lamprell P.L.C.                                                    23,029   31,614             0.0%
                  Lancashire Holdings, Ltd.                                          16,003  141,347             0.1%
*                 Lonmin P.L.C.                                                      19,216   27,379             0.0%
                  Lookers P.L.C.                                                     23,097   38,834             0.0%
                  Low & Bonar P.L.C.                                                 24,496   27,896             0.0%
                  LSL Property Services P.L.C.                                        4,553   12,135             0.0%
                  Macfarlane Group P.L.C.                                             6,000    5,070             0.0%
                  Man Group P.L.C.                                                  121,260  241,322             0.1%
                  Management Consulting Group P.L.C.                                 25,424    2,638             0.0%
                  Marshalls P.L.C.                                                   15,859   79,004             0.1%
                  Marston's P.L.C.                                                   52,996   98,119             0.1%
                  McBride P.L.C.                                                     18,210   45,519             0.0%
                  McColl's Retail Group P.L.C.                                          626    1,678             0.0%
                  Mears Group P.L.C.                                                 11,461   77,264             0.0%
                  Meggitt P.L.C.                                                     39,981  239,429             0.1%
                  Melrose Industries P.L.C.                                         126,503  387,252             0.2%
                  Millennium & Copthorne Hotels P.L.C.                               13,541   79,004             0.0%
                  Mitchells & Butlers P.L.C.                                         21,406   73,559             0.0%
                  Mitie Group P.L.C.                                                 51,892  140,808             0.1%
                  Moneysupermarket.com Group P.L.C.                                  28,409  127,266             0.1%
                  Morgan Advanced Materials P.L.C.                                   38,489  166,408             0.1%
                  Morgan Sindall Group P.L.C.                                         2,559   35,153             0.0%
*                 Mothercare P.L.C.                                                   6,281   10,203             0.0%
                  N Brown Group P.L.C.                                               12,078   37,317             0.0%
                  National Express Group P.L.C.                                      59,869  277,110             0.2%
                  NCC Group P.L.C.                                                   13,259   24,425             0.0%
*                 New World Resources P.L.C. Class A                                  1,390        1             0.0%
                  NEX Group P.L.C.                                                   19,596  156,427             0.1%
                  Northgate P.L.C.                                                   12,846   89,723             0.1%
                  Novae Group P.L.C.                                                  5,019   40,506             0.0%
*                 Ocado Group P.L.C.                                                 17,401   56,568             0.0%
                  OneSavings Bank P.L.C.                                              9,494   53,946             0.0%
*                 Ophir Energy P.L.C.                                                80,346   89,373             0.1%
                  Oxford Instruments P.L.C.                                           6,049   77,525             0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
UNITED KINGDOM -- (Continued)
                  Pagegroup P.L.C.                                                   20,378 $132,027             0.1%
                  Paragon Group of Cos. P.L.C. (The)                                 15,778   95,595             0.1%
                  PayPoint P.L.C.                                                     3,824   50,328             0.0%
*                 Paysafe Group P.L.C.                                               36,482  214,441             0.1%
                  Pendragon P.L.C.                                                  128,518   58,252             0.0%
                  Pennon Group P.L.C.                                                28,152  312,322             0.2%
*                 Petra Diamonds, Ltd.                                               73,266  123,117             0.1%
                  Petrofac, Ltd.                                                      9,400   99,067             0.1%
*                 Petropavlovsk P.L.C.                                              187,340   18,745             0.0%
                  Pets at Home Group P.L.C.                                          24,581   59,726             0.0%
                  Phoenix Group Holdings                                             17,451  166,900             0.1%
                  Photo-Me International P.L.C.                                      34,216   77,007             0.0%
                  Playtech P.L.C.                                                    15,534  192,925             0.1%
                  Polypipe Group P.L.C.                                              12,946   66,847             0.0%
                  Porvair P.L.C.                                                      3,669   24,999             0.0%
*                 Premier Foods P.L.C.                                               58,728   32,570             0.0%
#*                Premier Oil P.L.C.                                                 47,354   38,142             0.0%
*                 Punch Taverns P.L.C.                                                2,054    4,661             0.0%
*                 PureTech Health P.L.C.                                              6,937   10,256             0.0%
                  PZ Cussons P.L.C.                                                  19,655   85,285             0.1%
                  QinetiQ Group P.L.C.                                               35,800  136,236             0.1%
                  Rank Group P.L.C.                                                  17,299   47,934             0.0%
                  Rathbone Brothers P.L.C.                                            5,361  163,420             0.1%
*                 Raven Russia, Ltd.                                                 13,465    8,597             0.0%
                  Redrow P.L.C.                                                      24,479  182,866             0.1%
                  Renewi P.L.C.                                                      88,448  111,774             0.1%
                  Renishaw P.L.C.                                                     4,945  218,732             0.1%
                  Rentokil Initial P.L.C.                                            94,387  304,312             0.2%
                  Restaurant Group P.L.C. (The)                                      21,002   95,106             0.1%
                  Ricardo P.L.C.                                                      5,195   58,988             0.0%
                  Rightmove P.L.C.                                                    6,175  334,786             0.2%
                  RM P.L.C.                                                           5,224   12,028             0.0%
                  Robert Walters P.L.C.                                               1,855   10,913             0.0%
                  Rotork P.L.C.                                                      85,396  272,038             0.2%
                  RPC Group P.L.C.                                                   41,839  439,512             0.2%
                  RPS Group P.L.C.                                                   23,564   77,584             0.0%
                  Saga P.L.C.                                                        21,401   58,092             0.0%
                  Savills P.L.C.                                                     11,250  135,352             0.1%
                  SDL P.L.C.                                                          7,940   61,915             0.0%
                  Senior P.L.C.                                                      57,313  159,230             0.1%
*                 Sepura P.L.C.                                                       2,544      503             0.0%
*                 Serco Group P.L.C.                                                105,382  157,701             0.1%
                  Servelec Group P.L.C.                                               2,242    7,884             0.0%
                  Severfield P.L.C.                                                   6,026    6,872             0.0%
                  SIG P.L.C.                                                         54,657   84,792             0.1%
                  Soco International P.L.C.                                          14,452   27,393             0.0%
                  Softcat P.L.C.                                                      5,929   31,647             0.0%
                  Spectris P.L.C.                                                    17,869  638,915             0.3%
                  Speedy Hire P.L.C.                                                 25,705   18,353             0.0%
                  Spirax-Sarco Engineering P.L.C.                                     4,752  320,001             0.2%
                  Spire Healthcare Group P.L.C.                                       4,159   18,218             0.0%
                  Spirent Communications P.L.C.                                      82,419  125,157             0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
UNITED KINGDOM -- (Continued)
*                 Sportech P.L.C.                                                    13,686 $    18,057             0.0%
*                 Sports Direct International P.L.C.                                  7,655      30,398             0.0%
                  SSP Group P.L.C.                                                   20,941     120,681             0.1%
                  St. Ives P.L.C.                                                     3,000       2,053             0.0%
                  St. Modwen Properties P.L.C.                                       22,440     106,260             0.1%
                  Stagecoach Group P.L.C.                                            22,281      58,770             0.0%
                  Sthree P.L.C.                                                       8,744      36,768             0.0%
                  Stobart Group, Ltd.                                                 7,753      22,456             0.0%
                  Stock Spirits Group P.L.C.                                          8,910      20,222             0.0%
                  SuperGroup P.L.C.                                                   3,746      77,339             0.0%
                  Synthomer P.L.C.                                                   42,172     270,259             0.1%
                  T Clarke P.L.C.                                                     3,989       4,005             0.0%
#                 TalkTalk Telecom Group P.L.C.                                      32,034      80,137             0.1%
                  Tarsus Group P.L.C.                                                 4,955      18,926             0.0%
                  Tate & Lyle P.L.C.                                                 56,477     553,855             0.3%
                  Ted Baker P.L.C.                                                    3,945     142,682             0.1%
                  Telecom Plus P.L.C.                                                 6,778     110,158             0.1%
                  Thomas Cook Group P.L.C.                                          133,576     165,598             0.1%
                  Topps Tiles P.L.C.                                                 10,400      13,972             0.0%
                  TP ICAP P.L.C.                                                     37,277     221,506             0.1%
                  Travis Perkins P.L.C.                                               4,641      96,792             0.1%
                  Trifast P.L.C.                                                      8,353      24,386             0.0%
                  Trinity Mirror P.L.C.                                              33,660      47,880             0.0%
                  TT Electronics P.L.C.                                              10,027      26,762             0.0%
#*                Tullow Oil P.L.C.                                                 204,415     554,581             0.3%
                  U & I Group P.L.C.                                                 12,900      31,759             0.0%
                  UBM P.L.C.                                                         26,254     241,470             0.1%
                  UDG Healthcare P.L.C.                                              22,714     219,996             0.1%
                  Ultra Electronics Holdings P.L.C.                                   7,862     212,803             0.1%
                  Unite Group P.L.C. (The)                                           13,410     112,401             0.1%
*                 Vectura Group P.L.C.                                               48,154      88,026             0.1%
                  Vedanta Resources P.L.C.                                            8,318      74,444             0.0%
                  Vesuvius P.L.C.                                                    18,829     129,452             0.1%
                  Victrex P.L.C.                                                     13,457     333,795             0.2%
                  Virgin Money Holdings UK P.L.C.                                    17,740      72,921             0.0%
                  Vitec Group P.L.C. (The)                                            2,000      22,080             0.0%
*                 Volex P.L.C.                                                        1,534         824             0.0%
                  Volution Group P.L.C.                                               3,055       7,753             0.0%
                  Vp P.L.C.                                                             404       4,401             0.0%
                  Weir Group P.L.C. (The)                                            13,984     360,301             0.2%
                  WH Smith P.L.C.                                                     7,855     179,905             0.1%
                  William Hill P.L.C.                                                62,704     238,240             0.1%
                  Wilmington P.L.C.                                                   6,879      21,496             0.0%
                  Wincanton P.L.C.                                                   11,886      42,549             0.0%
*                 Wizz Air Holdings P.L.C.                                              622      14,230             0.0%
                  WS Atkins P.L.C.                                                   11,281     313,822             0.2%
                  Xaar P.L.C.                                                        10,372      50,468             0.0%
                  XP Power, Ltd.                                                      1,056      36,171             0.0%
                  ZPG P.L.C.                                                         15,077      72,225             0.0%
                                                                                            ----------- ---------------
TOTAL UNITED KINGDOM                                                                         33,938,189            17.7%
                                                                                            ----------- ---------------

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
UNITED STATES -- (0.0%)
                  Sapiens International Corp. NV                                        2,678 $     33,002             0.0%
                                                                                              ------------ ---------------
TOTAL COMMON STOCKS                                                                            189,407,385            98.5%
                                                                                              ------------ ---------------
PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
                  Biotest AG                                                            1,565       33,573             0.0%
                  Draegerwerk AG & Co. KGaA                                               931      101,897             0.1%
                  Fuchs Petrolub SE                                                     3,680      189,812             0.1%
                  Jungheinrich AG                                                       3,600      125,353             0.1%
#                 Sartorius AG                                                          1,804      165,160             0.1%
                  Sixt SE                                                               1,265       56,515             0.0%
                  STO SE & Co. KGaA                                                       272       31,242             0.0%
                                                                                              ------------ ---------------
TOTAL GERMANY                                                                                      703,552             0.4%
                                                                                              ------------ ---------------
UNITED KINGDOM -- (0.0%)
                  McBride P.L.C                                                       254,940          330             0.0%
                                                                                              ------------ ---------------
TOTAL PREFERRED STOCKS                                                                             703,882             0.4%
                                                                                              ------------ ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
#*                Intercell AG Rights 5/16/13                                           2,073           --             0.0%
                                                                                              ------------ ---------------
CANADA -- (0.0%)
*                 QLT, Inc. Warrants 11/23/17                                           5,800           --             0.0%
*                 QLT, Inc. Warrants 11/23/17 Class A                                   5,800           --             0.0%
                                                                                              ------------ ---------------
TOTAL CANADA                                                                                            --             0.0%
                                                                                              ------------ ---------------
FRANCE -- (0.0%)
*                 Maurel et prom Rights 12/31/00                                       13,101           --             0.0%
                                                                                              ------------ ---------------
UNITED KINGDOM -- (0.0%)
*                 Cobham P.L.C. Rights 5/4/17                                          36,663       27,067             0.0%
                                                                                              ------------ ---------------
TOTAL RIGHTS/WARRANTS                                                                               27,067             0.0%
                                                                                              ------------ ---------------
TOTAL INVESTMENT SECURITIES                                                                    190,138,334
                                                                                              ------------

                                                                                                VALUE+
                                                                                              ------------
SECURITIES LENDING COLLATERAL -- (9.8%)
(S)@              DFA Short Term Investment Fund                                    1,793,618   20,757,537            10.8%
                                                                                              ------------ ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $191,825,005)                                             $210,895,871           109.7%
                                                                                              ============ ===============

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ---------------------------------------------
                                                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                                  ----------- ------------ ------- ------------
Common Stocks
   Australia                                                               -- $ 10,966,547      -- $ 10,966,547
   Austria                                                                 --    2,684,764      --    2,684,764
   Belgium                                                                 --    3,314,989      --    3,314,989
   Canada                                                         $18,476,129           77      --   18,476,206
   China                                                                   --      108,883      --      108,883
   Denmark                                                                 --    3,720,137      --    3,720,137
   Finland                                                                 --    4,931,312      --    4,931,312
   France                                                                  --    9,152,934      --    9,152,934
   Germany                                                                 --   11,164,426      --   11,164,426
   Hong Kong                                                               --    5,985,103      --    5,985,103
   Ireland                                                                 --    1,132,890      --    1,132,890
   Israel                                                              32,085    1,768,753      --    1,800,838
   Italy                                                                   --    7,999,031      --    7,999,031
   Japan                                                                   --   44,175,179      --   44,175,179
   Netherlands                                                             --    3,942,541      --    3,942,541
   New Zealand                                                             --    1,697,827      --    1,697,827
   Norway                                                                  --    1,999,344      --    1,999,344
   Portugal                                                                --      632,499      --      632,499
   Singapore                                                               --    2,538,769      --    2,538,769
   Spain                                                                   --    4,369,675      --    4,369,675
   Sweden                                                                  --    5,923,697      --    5,923,697
   Switzerland                                                             --    8,718,603      --    8,718,603
   United Kingdom                                                          --   33,938,189      --   33,938,189
   United States                                                           --       33,002      --       33,002
Preferred Stocks
   Germany                                                                 --      703,552      --      703,552
   United Kingdom                                                          --          330      --          330
Rights/Warrants
   United Kingdom                                                          --       27,067      --       27,067
Securities Lending Collateral                                              --   20,757,537      --   20,757,537
                                                                  ----------- ------------ ------- ------------
TOTAL                                                             $18,508,214 $192,387,657      -- $210,895,871
                                                                  =========== ============ ======= ============

                        U.S. LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
COMMON STOCKS -- (94.8%)
Consumer Discretionary -- (19.6%)
                  Advance Auto Parts, Inc.                                          16,310 $ 2,318,303             0.2%
*                 Amazon.com, Inc.                                                  52,619  48,672,049             3.6%
*                 AMC Networks, Inc. Class A                                        11,859     707,745             0.1%
                  Aramark                                                           63,200   2,308,064             0.2%
                  Brunswick Corp.                                                    5,070     287,723             0.0%
*                 Burlington Stores, Inc.                                            9,770     966,448             0.1%
*                 CarMax, Inc.                                                      30,192   1,766,232             0.1%
                  Carter's, Inc.                                                    15,796   1,453,864             0.1%
                  CBS Corp. Class A                                                    700      47,075             0.0%
                  CBS Corp. Class B                                                 58,533   3,895,957             0.3%
                  Cinemark Holdings, Inc.                                           18,990     820,368             0.1%
                  Coach, Inc.                                                       41,866   1,649,102             0.1%
                  Darden Restaurants, Inc.                                          47,228   4,023,353             0.3%
                  Delphi Automotive P.L.C.                                          35,929   2,888,692             0.2%
#*                Discovery Communications, Inc. Class A                            10,017     288,289             0.0%
#*                Discovery Communications, Inc. Class C                            16,354     457,585             0.0%
*                 DISH Network Corp. Class A                                        15,878   1,023,178             0.1%
                  Dollar General Corp.                                              40,468   2,942,428             0.2%
*                 Dollar Tree, Inc.                                                 26,138   2,163,442             0.2%
                  Dunkin' Brands Group, Inc.                                         2,071     115,686             0.0%
                  Foot Locker, Inc.                                                 17,785   1,375,492             0.1%
#                 Gap, Inc. (The)                                                  121,240   3,176,488             0.2%
                  Genuine Parts Co.                                                 33,330   3,067,027             0.2%
#                 Hanesbrands, Inc.                                                 47,194   1,029,301             0.1%
#                 Harley-Davidson, Inc.                                             88,754   5,042,115             0.4%
                  Hasbro, Inc.                                                      42,236   4,186,010             0.3%
                  Hilton Worldwide Holdings, Inc.                                   48,010   2,831,150             0.2%
                  Home Depot, Inc. (The)                                           233,437  36,439,516             2.7%
                  Interpublic Group of Cos., Inc. (The)                            169,089   3,985,428             0.3%
                  Las Vegas Sands Corp.                                             50,779   2,995,453             0.2%
#                 Leggett & Platt, Inc.                                             46,052   2,419,572             0.2%
*                 Live Nation Entertainment, Inc.                                   44,185   1,420,990             0.1%
                  Lowe's Cos., Inc.                                                152,728  12,963,553             0.9%
#*                Lululemon Athletica, Inc.                                          9,206     478,712             0.0%
                  Marriott International, Inc. Class A                              16,498   1,557,741             0.1%
                  Mattel, Inc.                                                      15,820     354,684             0.0%
                  McDonald's Corp.                                                  15,927   2,228,665             0.2%
#*                Michael Kors Holdings, Ltd.                                       76,870   2,869,557             0.2%
                  NIKE, Inc. Class B                                               142,624   7,902,796             0.6%
#                 Nordstrom, Inc.                                                   61,859   2,985,934             0.2%
*                 NVR, Inc.                                                          1,441   3,042,311             0.2%
*                 O'Reilly Automotive, Inc.                                         17,670   4,384,811             0.3%
#                 Omnicom Group, Inc.                                               66,550   5,465,086             0.4%
#*                Panera Bread Co. Class A                                           8,139   2,544,903             0.2%
#                 Polaris Industries, Inc.                                          25,316   2,158,442             0.2%
                  Pool Corp.                                                        16,700   1,997,654             0.1%
*                 Priceline Group, Inc. (The)                                        2,754   5,086,142             0.4%
                  Ross Stores, Inc.                                                 63,156   4,105,140             0.3%
#                 Scripps Networks Interactive, Inc. Class A                        34,195   2,555,050             0.2%
#                 Service Corp. International                                       77,715   2,503,977             0.2%
*                 ServiceMaster Global Holdings, Inc.                               58,850   2,242,185             0.2%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Consumer Discretionary -- (Continued)
#                 Six Flags Entertainment Corp.                                       1,644 $    102,931             0.0%
                  Starbucks Corp.                                                   261,805   15,724,008             1.2%
#*                Tempur Sealy International, Inc.                                   14,766      693,264             0.1%
                  Thor Industries, Inc.                                               6,848      658,641             0.0%
                  Tiffany & Co.                                                       1,368      125,377             0.0%
                  TJX Cos., Inc. (The)                                              110,320    8,675,565             0.6%
                  Tractor Supply Co.                                                 28,888    1,788,456             0.1%
                  Twenty-First Century Fox, Inc. Class A                              3,751      114,556             0.0%
*                 Ulta Salon Cosmetics & Fragrance, Inc.                             10,617    2,988,048             0.2%
                  Vail Resorts, Inc.                                                 15,055    2,975,771             0.2%
#                 VF Corp.                                                           18,530    1,012,294             0.1%
                  Viacom, Inc. Class A                                                3,827      170,684             0.0%
                  Viacom, Inc. Class B                                               72,357    3,079,514             0.2%
                  Walt Disney Co. (The)                                             168,155   19,438,718             1.4%
#                 Williams-Sonoma, Inc.                                              20,148    1,088,999             0.1%
                  Wyndham Worldwide Corp.                                            47,661    4,542,570             0.3%
#                 Wynn Resorts, Ltd.                                                 26,018    3,200,474             0.2%
                  Yum! Brands, Inc.                                                  12,200      802,150             0.1%
                                                                                            ------------ ---------------
Total Consumer Discretionary                                                                 281,373,488            20.6%
                                                                                            ------------ ---------------
Consumer Staples -- (12.0%)
                  Altria Group, Inc.                                                330,223   23,703,407             1.7%
#*                Blue Buffalo Pet Products, Inc.                                    51,450    1,268,242             0.1%
                  Brown-Forman Corp. Class A                                          4,698      225,786             0.0%
#                 Brown-Forman Corp. Class B                                         80,674    3,817,494             0.3%
#                 Campbell Soup Co.                                                 108,369    6,235,552             0.5%
#                 Casey's General Stores, Inc.                                       15,128    1,695,395             0.1%
                  Church & Dwight Co., Inc.                                          55,972    2,772,293             0.2%
                  Clorox Co. (The)                                                   45,064    6,024,606             0.4%
                  Coca-Cola Co. (The)                                               464,985   20,064,103             1.5%
                  Costco Wholesale Corp.                                             49,219    8,737,357             0.6%
                  Dr Pepper Snapple Group, Inc.                                      65,729    6,024,063             0.4%
                  Estee Lauder Cos., Inc. (The) Class A                              18,952    1,651,477             0.1%
#                 Flowers Foods, Inc.                                                22,726      445,657             0.0%
                  General Mills, Inc.                                                93,166    5,357,977             0.4%
#*                Herbalife, Ltd.                                                    34,044    2,153,623             0.2%
                  Hershey Co. (The)                                                  15,374    1,663,467             0.1%
#                 Hormel Foods Corp.                                                 37,976    1,332,198             0.1%
                  Ingredion, Inc.                                                    16,397    2,030,277             0.2%
                  Kellogg Co.                                                        28,820    2,046,220             0.2%
                  Kimberly-Clark Corp.                                               32,370    4,200,007             0.3%
                  Kroger Co. (The)                                                  171,352    5,080,587             0.4%
#                 McCormick & Co., Inc. Non-Voting                                   19,105    1,908,589             0.1%
                  McCormick & Co., Inc. Voting                                          600       59,724             0.0%
                  Mead Johnson Nutrition Co.                                          1,568      139,113             0.0%
*                 Monster Beverage Corp.                                             23,100    1,048,278             0.1%
                  PepsiCo, Inc.                                                     275,234   31,178,508             2.3%
#                 Pilgrim's Pride Corp.                                              60,125    1,560,845             0.1%
                  Procter & Gamble Co. (The)                                        264,558   23,103,850             1.7%
                  Reynolds American, Inc.                                             2,627      169,441             0.0%
*                 Rite Aid Corp.                                                    233,046      932,184             0.1%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Consumer Staples -- (Continued)
#                 Spectrum Brands Holdings, Inc.                                     10,201 $  1,466,190             0.1%
                  Sysco Corp.                                                        79,007    4,177,100             0.3%
                                                                                            ------------ ---------------
Total Consumer Staples                                                                       172,273,610            12.6%
                                                                                            ------------ ---------------
Energy -- (0.4%)
#                 Core Laboratories NV                                               10,938    1,212,149             0.1%
#                 ONEOK, Inc.                                                        74,168    3,901,979             0.3%
                                                                                            ------------ ---------------
Total Energy                                                                                   5,114,128             0.4%
                                                                                            ------------ ---------------
Financials -- (2.1%)
                  American Express Co.                                                1,766      139,955             0.0%
                  Aon P.L.C.                                                         32,875    3,939,740             0.3%
#*                Credit Acceptance Corp.                                             3,718      755,683             0.1%
                  Eaton Vance Corp.                                                  32,957    1,414,844             0.1%
                  Erie Indemnity Co. Class A                                         10,763    1,332,675             0.1%
#                 FactSet Research Systems, Inc.                                     14,855    2,425,227             0.2%
                  Lazard, Ltd. Class A                                               16,719      717,914             0.1%
                  MarketAxess Holdings, Inc.                                          8,581    1,652,014             0.1%
                  Marsh & McLennan Cos., Inc.                                        82,160    6,090,521             0.4%
                  MSCI, Inc.                                                         40,997    4,112,819             0.3%
                  S&P Global, Inc.                                                   40,373    5,417,653             0.4%
                  SEI Investments Co.                                                17,687      896,908             0.1%
#                 T Rowe Price Group, Inc.                                           27,749    1,967,127             0.1%
                                                                                            ------------ ---------------
Total Financials                                                                              30,863,080             2.3%
                                                                                            ------------ ---------------
Health Care -- (14.5%)
                  AbbVie, Inc.                                                      295,376   19,477,093             1.4%
#                 AmerisourceBergen Corp.                                            58,811    4,825,443             0.3%
                  Amgen, Inc.                                                        78,509   12,822,090             0.9%
                  Becton Dickinson and Co.                                           20,328    3,800,726             0.3%
*                 Biogen, Inc.                                                       37,892   10,276,689             0.7%
*                 Bioverativ, Inc.                                                   18,946    1,114,214             0.1%
                  Bristol-Myers Squibb Co.                                          184,287   10,329,286             0.8%
                  Cardinal Health, Inc.                                              41,999    3,048,707             0.2%
*                 Celgene Corp.                                                      89,574   11,111,655             0.8%
#*                Cerner Corp.                                                       59,607    3,859,553             0.3%
                  CR Bard, Inc.                                                      12,842    3,948,658             0.3%
*                 Edwards Lifesciences Corp.                                         35,940    3,941,540             0.3%
                  Eli Lilly & Co.                                                   109,084    8,951,433             0.7%
                  Gilead Sciences, Inc.                                             210,980   14,462,679             1.1%
                  HealthSouth Corp.                                                  22,702    1,064,724             0.1%
#*                Henry Schein, Inc.                                                 15,762    2,739,436             0.2%
*                 Hologic, Inc.                                                      72,100    3,255,315             0.2%
*                 IDEXX Laboratories, Inc.                                           30,716    5,151,995             0.4%
#*                Illumina, Inc.                                                      5,040      931,694             0.1%
#*                Incyte Corp.                                                       17,067    2,121,087             0.2%
*                 Jazz Pharmaceuticals P.L.C.                                         2,466      392,785             0.0%
                  Johnson & Johnson                                                 317,955   39,257,904             2.9%
                  McKesson Corp.                                                     32,870    4,545,592             0.3%
                  Merck & Co., Inc.                                                  41,002    2,555,655             0.2%
*                 Mettler-Toledo International, Inc.                                  9,086    4,664,934             0.3%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Health Care -- (Continued)
*                 Mylan NV                                                              121 $      4,519             0.0%
*                 Regeneron Pharmaceuticals, Inc.                                     2,555      992,592             0.1%
#                 ResMed, Inc.                                                       18,282    1,242,993             0.1%
*                 United Therapeutics Corp.                                             657       82,585             0.0%
                  UnitedHealth Group, Inc.                                          112,915   19,746,575             1.4%
#*                Varian Medical Systems, Inc.                                       15,137    1,373,531             0.1%
*                 VCA, Inc.                                                          10,935    1,001,318             0.1%
*                 Waters Corp.                                                        1,814      308,181             0.0%
                  Zoetis, Inc.                                                       79,050    4,435,496             0.3%
                                                                                            ------------ ---------------
Total Health Care                                                                            207,838,677            15.2%
                                                                                            ------------ ---------------
Industrials -- (17.3%)
                  3M Co.                                                            111,165   21,769,442             1.6%
#                 Acuity Brands, Inc.                                                 9,667    1,702,359             0.1%
                  Alaska Air Group, Inc.                                             29,209    2,485,394             0.2%
                  Allegion P.L.C.                                                    30,053    2,363,368             0.2%
                  Allison Transmission Holdings, Inc.                                37,613    1,454,871             0.1%
#                 American Airlines Group, Inc.                                     108,979    4,644,685             0.3%
                  AO Smith Corp.                                                     35,388    1,906,705             0.1%
                  Boeing Co. (The)                                                  107,242   19,821,539             1.4%
                  BWX Technologies, Inc.                                              4,857      238,819             0.0%
                  Caterpillar, Inc.                                                  40,880    4,180,389             0.3%
#                 CH Robinson Worldwide, Inc.                                        43,201    3,140,713             0.2%
#                 Cintas Corp.                                                       37,211    4,557,231             0.3%
*                 Copart, Inc.                                                       54,634    1,688,191             0.1%
                  Deere & Co.                                                        41,541    4,636,391             0.3%
#                 Donaldson Co., Inc.                                                36,656    1,696,440             0.1%
                  Emerson Electric Co.                                              109,897    6,624,591             0.5%
                  Equifax, Inc.                                                      29,959    4,053,752             0.3%
#                 Expeditors International of Washington, Inc.                       49,897    2,798,723             0.2%
#                 Fastenal Co.                                                       90,981    4,065,031             0.3%
                  Fortive Corp.                                                      35,406    2,239,784             0.2%
                  General Dynamics Corp.                                             41,340    8,011,279             0.6%
#                 Graco, Inc.                                                         8,694      937,648             0.1%
*                 HD Supply Holdings, Inc.                                           52,387    2,111,196             0.2%
                  HEICO Corp.                                                         8,000      568,560             0.0%
                  HEICO Corp. Class A                                                11,471      703,188             0.1%
                  Hexcel Corp.                                                        9,467      489,917             0.0%
                  Honeywell International, Inc.                                     102,585   13,452,997             1.0%
                  Hubbell, Inc.                                                       6,680      755,708             0.1%
                  Huntington Ingalls Industries, Inc.                                20,490    4,116,236             0.3%
                  IDEX Corp.                                                         16,570    1,735,873             0.1%
                  Illinois Tool Works, Inc.                                          47,030    6,494,373             0.5%
                  JB Hunt Transport Services, Inc.                                   51,980    4,660,527             0.3%
                  KAR Auction Services, Inc.                                         26,356    1,149,649             0.1%
#                 Lennox International, Inc.                                         15,817    2,615,974             0.2%
                  Lincoln Electric Holdings, Inc.                                     8,104      721,499             0.1%
                  Lockheed Martin Corp.                                              46,161   12,438,081             0.9%
#*                Middleby Corp. (The)                                               12,935    1,760,841             0.1%
                  MSC Industrial Direct Co., Inc. Class A                             7,668      686,516             0.1%
                  Nielsen Holdings P.L.C.                                            44,798    1,842,542             0.1%
#                 Nordson Corp.                                                      16,783    2,101,232             0.2%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Industrials -- (Continued)
                  Northrop Grumman Corp.                                             31,079 $  7,644,191             0.6%
                  Old Dominion Freight Line, Inc.                                     8,923      789,864             0.1%
                  Parker-Hannifin Corp.                                               1,374      220,939             0.0%
                  Pitney Bowes, Inc.                                                  3,600       47,844             0.0%
                  Raytheon Co.                                                       33,316    5,170,976             0.4%
                  Robert Half International, Inc.                                    47,308    2,178,533             0.2%
                  Rockwell Automation, Inc.                                          31,759    4,997,279             0.4%
                  Rockwell Collins, Inc.                                             24,140    2,512,733             0.2%
#                 Rollins, Inc.                                                      38,736    1,504,119             0.1%
#*                Sensata Technologies Holding NV                                    11,511      474,023             0.0%
                  Snap-on, Inc.                                                       7,946    1,331,193             0.1%
                  Spirit Aerosystems Holdings, Inc. Class A                          27,480    1,570,757             0.1%
                  Toro Co. (The)                                                     31,222    2,026,932             0.1%
*                 TransUnion                                                          9,913      396,817             0.0%
                  Union Pacific Corp.                                               169,716   19,001,403             1.4%
                  United Parcel Service, Inc. Class B                               123,358   13,256,051             1.0%
*                 United Rentals, Inc.                                               52,476    5,754,518             0.4%
                  United Technologies Corp.                                           2,178      259,160             0.0%
*                 Verisk Analytics, Inc.                                             30,455    2,521,978             0.2%
*                 WABCO Holdings, Inc.                                               17,367    2,064,415             0.1%
                  Waste Management, Inc.                                             68,571    4,990,597             0.4%
                  Watsco, Inc.                                                        6,690      928,572             0.1%
#                 WW Grainger, Inc.                                                  28,407    5,474,029             0.4%
                                                                                            ------------ ---------------
Total Industrials                                                                            248,539,177            18.2%
                                                                                            ------------ ---------------
Information Technology -- (20.7%)
                  Accenture P.L.C. Class A                                          109,812   13,320,196             1.0%
#                 Alliance Data Systems Corp.                                        31,449    7,850,614             0.6%
                  Amphenol Corp. Class A                                             49,682    3,592,505             0.3%
                  Analog Devices, Inc.                                               16,473    1,255,243             0.1%
                  Apple, Inc.                                                       406,326   58,368,730             4.3%
                  Applied Materials, Inc.                                           103,553    4,205,287             0.3%
                  Automatic Data Processing, Inc.                                    66,091    6,905,849             0.5%
#*                Black Knight Financial Services, Inc. Class A                       2,843      117,700             0.0%
                  Booz Allen Hamilton Holding Corp.                                  52,858    1,899,188             0.1%
                  Broadcom, Ltd.                                                        795      175,544             0.0%
                  Broadridge Financial Solutions, Inc.                               28,843    2,017,279             0.2%
*                 Cadence Design Systems, Inc.                                       66,600    2,169,162             0.2%
                  CDK Global, Inc.                                                   48,016    3,121,520             0.2%
                  CDW Corp.                                                          96,150    5,681,503             0.4%
*                 Citrix Systems, Inc.                                               27,391    2,217,028             0.2%
*                 CommScope Holding Co., Inc.                                        40,523    1,703,587             0.1%
                  CSRA, Inc.                                                         48,793    1,418,900             0.1%
*                 DXC Technology Co.                                                 22,379    1,686,034             0.1%
*                 Electronic Arts, Inc.                                              24,266    2,300,902             0.2%
*                 Euronet Worldwide, Inc.                                             7,400      611,388             0.0%
*                 F5 Networks, Inc.                                                  19,628    2,534,564             0.2%
#*                First Data Corp. Class A                                           74,501    1,163,706             0.1%
*                 Fiserv, Inc.                                                       48,037    5,723,128             0.4%
*                 Gartner, Inc.                                                      22,494    2,566,340             0.2%
                  Harris Corp.                                                       15,405    1,723,665             0.1%
                  International Business Machines Corp.                             171,124   27,429,466             2.0%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE+    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
Information Technology -- (Continued)
                  Intuit, Inc.                                                       37,082 $  4,643,037             0.3%
#*                IPG Photonics Corp.                                                   129       16,295             0.0%
                  Jack Henry & Associates, Inc.                                      32,764    3,175,487             0.2%
*                 Keysight Technologies, Inc.                                        31,481    1,178,334             0.1%
                  KLA-Tencor Corp.                                                   53,457    5,250,547             0.4%
                  Mastercard, Inc. Class A                                          176,935   20,581,079             1.5%
                  Maxim Integrated Products, Inc.                                    27,941    1,233,595             0.1%
                  MAXIMUS, Inc.                                                       8,966      546,836             0.0%
                  Microsoft Corp.                                                   573,814   39,283,306             2.9%
*                 NCR Corp.                                                          38,535    1,589,569             0.1%
                  NVIDIA Corp.                                                       23,454    2,446,252             0.2%
                  Paychex, Inc.                                                      62,724    3,718,279             0.3%
#                 Sabre Corp.                                                        87,372    2,045,379             0.2%
#                 Seagate Technology P.L.C.                                         117,732    4,960,049             0.4%
#                 Skyworks Solutions, Inc.                                           32,670    3,258,506             0.2%
#*                Take-Two Interactive Software, Inc.                                 3,500      219,975             0.0%
#*                Teradata Corp.                                                     11,680      340,822             0.0%
                  Texas Instruments, Inc.                                           172,379   13,648,969             1.0%
                  Total System Services, Inc.                                        31,673    1,815,180             0.1%
#*                Ubiquiti Networks, Inc.                                            12,800      659,456             0.1%
*                 Vantiv, Inc. Class A                                               49,343    3,061,240             0.2%
                  Versum Materials, Inc.                                              4,378      140,184             0.0%
                  Visa, Inc. Class A                                                179,573   16,380,649             1.2%
#                 Western Union Co. (The)                                           223,401    4,436,744             0.3%
*                 Zebra Technologies Corp. Class A                                    9,438      889,720             0.1%
                                                                                            ------------ ---------------
Total Information Technology                                                                 297,278,517            21.8%
                                                                                            ------------ ---------------
Materials -- (5.4%)
*                 AdvanSix, Inc.                                                      4,103      111,848             0.0%
                  Air Products & Chemicals, Inc.                                     18,611    2,614,845             0.2%
#                 AptarGroup, Inc.                                                   11,364      912,529             0.1%
                  Avery Dennison Corp.                                               36,799    3,062,045             0.2%
*                 Axalta Coating Systems, Ltd.                                       88,867    2,787,758             0.2%
                  Bemis Co., Inc.                                                    13,512      607,094             0.1%
*                 Berry Global Group, Inc.                                           52,268    2,613,400             0.2%
                  Celanese Corp. Series A                                            14,061    1,223,869             0.1%
                  Chemours Co. (The)                                                 49,394    1,990,084             0.2%
*                 Crown Holdings, Inc.                                               41,631    2,335,083             0.2%
                  Ecolab, Inc.                                                       23,964    3,093,513             0.2%
                  EI du Pont de Nemours & Co.                                        54,900    4,378,275             0.3%
*                 Freeport-McMoRan, Inc.                                            183,516    2,339,829             0.2%
                  Graphic Packaging Holding Co.                                      70,823      961,776             0.1%
                  Huntsman Corp.                                                     15,100      374,027             0.0%
                  International Flavors & Fragrances, Inc.                           10,728    1,486,794             0.1%
                  International Paper Co.                                            74,845    4,039,385             0.3%
                  LyondellBasell Industries NV Class A                               80,165    6,794,785             0.5%
                  Monsanto Co.                                                       46,463    5,418,050             0.4%
#                 NewMarket Corp.                                                     3,727    1,754,299             0.1%
                  Packaging Corp. of America                                         41,065    4,056,401             0.3%
                  PPG Industries, Inc.                                               35,259    3,872,849             0.3%
                  Praxair, Inc.                                                      55,360    6,918,893             0.5%
                  RPM International, Inc.                                            32,103    1,687,334             0.1%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                               PERCENTAGE
                                                                                     SHARES       VALUE+     OF NET ASSETS**
                                                                                    --------- -------------- ---------------
Materials -- (Continued)
                  Scotts Miracle-Gro Co. (The)                                         17,670 $    1,706,922             0.1%
                  Sealed Air Corp.                                                     62,960      2,771,499             0.2%
                  Sherwin-Williams Co. (The)                                            9,595      3,211,255             0.2%
                  Southern Copper Corp.                                                16,394        579,856             0.0%
                  Valspar Corp. (The)                                                  21,896      2,461,986             0.2%
                  WR Grace & Co.                                                       15,709      1,095,231             0.1%
                                                                                              -------------- ---------------
Total Materials                                                                                   77,261,514             5.7%
                                                                                              -------------- ---------------
Real Estate -- (0.1%)
*                 CBRE Group, Inc. Class A                                             28,981      1,037,810             0.1%
                                                                                              -------------- ---------------
Telecommunication Services -- (2.7%)
                  Verizon Communications, Inc.                                        795,409     36,517,227             2.7%
*                 Zayo Group Holdings, Inc.                                            64,334      2,256,193             0.1%
                                                                                              -------------- ---------------
Total Telecommunication Services                                                                  38,773,420             2.8%
                                                                                              -------------- ---------------
TOTAL COMMON STOCKS                                                                            1,360,353,421            99.7%
                                                                                              -------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                    1,360,353,421
                                                                                              --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
                  State Street Institutional U.S. Government Money Market Fund,
                    0.680%                                                          3,487,031      3,487,031             0.3%
                                                                                              -------------- ---------------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@              DFA Short Term Investment Fund                                    6,192,444     71,665,151             5.2%
                                                                                              -------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,204,761,116)                                           $1,435,505,603           105.2%
                                                                                              ============== ===============

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  -------------------------------------------------
                                                                     LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                                                  -------------- ----------- ------- --------------
Common Stocks
   Consumer Discretionary                                         $  281,373,488          --      -- $  281,373,488
   Consumer Staples                                                  172,273,610          --      --    172,273,610
   Energy                                                              5,114,128          --      --      5,114,128
   Financials                                                         30,863,080          --      --     30,863,080
   Health Care                                                       207,838,677          --      --    207,838,677
   Industrials                                                       248,539,177          --      --    248,539,177
   Information Technology                                            297,278,517          --      --    297,278,517
   Materials                                                          77,261,514          --      --     77,261,514
   Real Estate                                                         1,037,810          --      --      1,037,810
   Telecommunication Services                                         38,773,420          --      --     38,773,420
Temporary Cash Investments                                             3,487,031          --      --      3,487,031
Securities Lending Collateral                                                 -- $71,665,151      --     71,665,151
                                                                  -------------- ----------- ------- --------------
TOTAL                                                             $1,363,840,452 $71,665,151      -- $1,435,505,603
                                                                  ============== =========== ======= ==============

                        U.S. SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
COMMON STOCKS -- (85.4%)
Consumer Discretionary -- (19.3%)
*                 1-800-Flowers.com, Inc. Class A                                    26,695 $  286,971             0.1%
*                 American Axle & Manufacturing Holdings, Inc.                       60,901  1,071,249             0.3%
#                 American Eagle Outfitters, Inc.                                    81,308  1,145,630             0.3%
#*                American Outdoor Brands Corp.                                      40,190    890,208             0.2%
*                 Asbury Automotive Group, Inc.                                      15,610    955,332             0.2%
#                 Big Lots, Inc.                                                     22,179  1,119,818             0.3%
*                 BJ's Restaurants, Inc.                                             14,382    648,628             0.2%
                  Bloomin' Brands, Inc.                                              74,966  1,626,013             0.4%
#                 Bob Evans Farms, Inc.                                              14,722    982,546             0.2%
*                 Bojangles', Inc.                                                   17,038    373,984             0.1%
*                 Bright Horizons Family Solutions, Inc.                              9,397    715,300             0.2%
#                 Buckle, Inc. (The)                                                 12,177    227,710             0.1%
*                 Buffalo Wild Wings, Inc.                                           11,333  1,785,514             0.4%
*                 Build-A-Bear Workshop, Inc.                                         7,400     76,960             0.0%
                  Cable One, Inc.                                                     2,465  1,680,785             0.4%
                  Capella Education Co.                                               7,722    735,907             0.2%
                  Carriage Services, Inc.                                            11,255    307,824             0.1%
*                 Carrols Restaurant Group, Inc.                                     24,270    339,780             0.1%
*                 Cavco Industries, Inc.                                              4,214    500,413             0.1%
#                 Cheesecake Factory, Inc. (The)                                     25,084  1,609,389             0.4%
*                 Cherokee, Inc.                                                      4,874     41,916             0.0%
                  Chico's FAS, Inc.                                                 106,624  1,473,544             0.4%
#                 Children's Place, Inc. (The)                                       17,021  1,954,011             0.5%
                  Churchill Downs, Inc.                                                 890    148,452             0.0%
*                 Chuy's Holdings, Inc.                                              10,011    298,328             0.1%
                  ClubCorp Holdings, Inc.                                            48,387    650,805             0.2%
                  Collectors Universe, Inc.                                           5,146    140,537             0.0%
*                 Cooper-Standard Holdings, Inc.                                     11,131  1,258,582             0.3%
                  Core-Mark Holding Co., Inc.                                        22,432    785,569             0.2%
#                 Cracker Barrel Old Country Store, Inc.                              2,632    421,620             0.1%
                  CST Brands, Inc.                                                    5,951    287,374             0.1%
                  Culp, Inc.                                                          8,078    259,304             0.1%
                  Dana, Inc.                                                         56,013  1,087,772             0.3%
*                 Dave & Buster's Entertainment, Inc.                                31,334  2,005,689             0.5%
*                 Denny's Corp.                                                         885     11,240             0.0%
#*                Destination XL Group, Inc.                                         27,418     69,916             0.0%
                  DineEquity, Inc.                                                   12,931    731,119             0.2%
*                 Dorman Products, Inc.                                              18,706  1,555,404             0.4%
*                 Duluth Holdings, Inc. Class B                                       7,920    175,428             0.0%
#                 Educational Development Corp.                                       1,000      8,250             0.0%
*                 Eldorado Resorts, Inc.                                              7,822    149,596             0.0%
                  Entravision Communications Corp. Class A                           42,855    265,701             0.1%
#                 Ethan Allen Interiors, Inc.                                        12,428    370,354             0.1%
                  Extended Stay America, Inc.                                        67,498  1,177,165             0.3%
*                 Fiesta Restaurant Group, Inc.                                      13,956    339,829             0.1%
#*                Five Below, Inc.                                                   45,756  2,247,535             0.5%
#*                Fox Factory Holding Corp.                                          28,687    862,044             0.2%
*                 Francesca's Holdings Corp.                                         32,380    510,956             0.1%
*                 Gentherm, Inc.                                                     23,624    877,632             0.2%
*                 Grand Canyon Education, Inc.                                       22,389  1,682,757             0.4%
#*                Habit Restaurants, Inc. (The) Class A                               4,221     79,777             0.0%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Consumer Discretionary -- (Continued)
*                 Helen of Troy, Ltd.                                                9,907 $  931,258             0.2%
#*                Hibbett Sports, Inc.                                               7,800    202,800             0.0%
*                 Hilton Grand Vacations, Inc.                                      15,145    506,903             0.1%
*                 Horizon Global Corp.                                              18,978    267,400             0.1%
                  HSN, Inc.                                                         26,176    965,894             0.2%
*                 IMAX Corp.                                                         7,258    221,369             0.1%
*                 Installed Building Products, Inc.                                 23,997  1,280,240             0.3%
*                 Intrawest Resorts Holdings, Inc.                                  28,848    680,236             0.2%
#*                iRobot Corp.                                                      23,395  1,865,517             0.4%
                  Jack in the Box, Inc.                                              9,642    983,195             0.2%
                  John Wiley & Sons, Inc. Class A                                   22,253  1,172,733             0.3%
#*                Kate Spade & Co.                                                  64,165  1,116,471             0.3%
*                 Kirkland's, Inc.                                                     623      7,326             0.0%
*                 La Quinta Holdings, Inc.                                          64,038    903,576             0.2%
                  La-Z-Boy, Inc.                                                    39,055  1,089,634             0.3%
                  LCI Industries                                                    16,366  1,655,421             0.4%
                  Libbey, Inc.                                                      13,605    142,853             0.0%
                  Liberty Tax, Inc.                                                    750     10,538             0.0%
#*                Lindblad Expeditions Holdings, Inc.                               15,906    151,107             0.0%
#                 Lithia Motors, Inc. Class A                                       10,641  1,016,748             0.2%
*                 Malibu Boats, Inc. Class A                                         5,906    136,074             0.0%
                  Marine Products Corp.                                              5,290     63,268             0.0%
                  Marriott Vacations Worldwide Corp.                                 8,512    937,852             0.2%
#                 Meredith Corp.                                                    24,677  1,444,838             0.3%
#                 Monro Muffler Brake, Inc.                                         15,604    809,067             0.2%
*                 Motorcar Parts of America, Inc.                                    4,168    126,374             0.0%
#*                Murphy USA, Inc.                                                  17,701  1,231,459             0.3%
*                 Nathan's Famous, Inc.                                                430     29,326             0.0%
#*                Nautilus, Inc.                                                    22,802    414,996             0.1%
                  New York Times Co. (The) Class A                                  41,802    604,039             0.1%
                  Nexstar Media Group, Inc.                                         17,221  1,188,249             0.3%
                  Nutrisystem, Inc.                                                 23,010  1,229,884             0.3%
#*                Ollie's Bargain Outlet Holdings, Inc.                             15,867    607,706             0.1%
*                 Overstock.com, Inc.                                               11,626    201,711             0.0%
                  Oxford Industries, Inc.                                           10,802    626,300             0.2%
#                 Papa John's International, Inc.                                   15,557  1,229,936             0.3%
                  PetMed Express, Inc.                                               8,975    207,323             0.0%
#                 Pier 1 Imports, Inc.                                              49,528    333,819             0.1%
#                 Planet Fitness, Inc. Class A                                      16,290    338,832             0.1%
*                 Potbelly Corp.                                                    14,986    209,055             0.1%
*                 Reading International, Inc. Class A                               11,232    176,679             0.0%
                  Ruth's Hospitality Group, Inc.                                    22,691    451,551             0.1%
#                 SeaWorld Entertainment, Inc.                                      73,231  1,283,739             0.3%
*                 Select Comfort Corp.                                              35,144  1,085,950             0.3%
*                 Shutterfly, Inc.                                                  23,269  1,207,661             0.3%
#                 Sinclair Broadcast Group, Inc. Class A                            32,017  1,263,071             0.3%
#                 Sonic Corp.                                                       23,595    634,234             0.2%
*                 Sotheby's                                                         27,932  1,322,860             0.3%
#*                Sportsman's Warehouse Holdings, Inc.                              18,498     75,657             0.0%
                  Standard Motor Products, Inc.                                     17,003    864,262             0.2%
#                 Stein Mart, Inc.                                                  29,078     71,823             0.0%
*                 Steven Madden, Ltd.                                               33,438  1,272,316             0.3%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*                 Stoneridge, Inc.                                                  22,844 $   447,971             0.1%
                  Strayer Education, Inc.                                            7,472     647,897             0.2%
#                 Sturm Ruger & Co., Inc.                                           12,810     774,365             0.2%
                  Superior Uniform Group, Inc.                                       6,427     117,228             0.0%
#                 Tailored Brands, Inc.                                              1,953      24,080             0.0%
#*                Tempur Sealy International, Inc.                                   1,084      50,894             0.0%
                  Tenneco, Inc.                                                     37,543   2,366,335             0.6%
                  Texas Roadhouse, Inc.                                             33,785   1,583,841             0.4%
                  Thor Industries, Inc.                                             23,758   2,285,044             0.5%
#                 Tile Shop Holdings, Inc.                                          34,479     736,127             0.2%
                  Tilly's, Inc. Class A                                                702       6,711             0.0%
                  Tower International, Inc.                                         13,943     377,855             0.1%
#*                tronc, Inc.                                                       14,847     212,906             0.1%
                  Tupperware Brands Corp.                                           35,905   2,578,338             0.6%
*                 Universal Electronics, Inc.                                        8,226     570,062             0.1%
#*                Urban Outfitters, Inc.                                             9,030     206,606             0.0%
*                 US Auto Parts Network, Inc.                                       22,141      80,372             0.0%
*                 Visteon Corp.                                                     17,539   1,805,640             0.4%
#                 Wendy's Co. (The)                                                139,364   2,054,225             0.5%
                  Winmark Corp.                                                      1,277     164,861             0.0%
                  Winnebago Industries, Inc.                                        24,369     699,390             0.2%
                  Wolverine World Wide, Inc.                                         1,195      28,811             0.0%
                  World Wrestling Entertainment, Inc. Class A                       26,050     558,252             0.1%
                                                                                           ----------- ---------------
Total Consumer Discretionary                                                                94,237,108            22.5%
                                                                                           ----------- ---------------
Consumer Staples -- (5.2%)
#                 B&G Foods, Inc.                                                   40,334   1,694,028             0.4%
#*                Boston Beer Co., Inc. (The) Class A                                4,670     674,114             0.2%
#                 Calavo Growers, Inc.                                              13,140     861,984             0.2%
*                 Central Garden & Pet Co.                                           8,173     308,939             0.1%
*                 Central Garden & Pet Co. Class A                                  28,038     987,779             0.2%
#                 Coca-Cola Bottling Co. Consolidated                                3,207     679,435             0.2%
                  Dean Foods Co.                                                    67,170   1,325,936             0.3%
                  Energizer Holdings, Inc.                                          27,901   1,652,576             0.4%
*                 Farmer Brothers Co.                                                8,891     315,631             0.1%
*                 HRG Group, Inc.                                                   82,029   1,641,400             0.4%
                  Inter Parfums, Inc.                                               21,848     829,132             0.2%
                  J&J Snack Foods Corp.                                              9,895   1,331,669             0.3%
#                 John B. Sanfilippo & Son, Inc.                                     4,544     333,984             0.1%
                  Lancaster Colony Corp.                                            11,876   1,495,188             0.4%
                  Limoneira Co.                                                      1,500      31,020             0.0%
                  Medifast, Inc.                                                     9,271     429,433             0.1%
#                 MGP Ingredients, Inc.                                             14,874     778,803             0.2%
#                 National Beverage Corp.                                           19,515   1,728,834             0.4%
#*                Natural Grocers by Vitamin Cottage, Inc.                           6,064      66,340             0.0%
#                 Nu Skin Enterprises, Inc. Class A                                 27,738   1,531,970             0.4%
                  Oil-Dri Corp. of America                                           2,325      94,604             0.0%
*                 Performance Food Group Co.                                         7,051     175,570             0.0%
                  PriceSmart, Inc.                                                  16,005   1,391,635             0.3%
*                 Primo Water Corp.                                                 13,557     162,277             0.0%
                  Rocky Mountain Chocolate Factory, Inc.                             2,500      32,450             0.0%
#*                Sprouts Farmers Market, Inc.                                      48,519   1,082,459             0.3%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE+    OF NET ASSETS**
                                                                                    ------- ----------- ---------------
Consumer Staples -- (Continued)
*                 SUPERVALU, Inc.                                                   194,450 $   797,245             0.2%
#                 Tootsie Roll Industries, Inc.                                       5,061     189,028             0.0%
                  United-Guardian, Inc.                                               2,424      34,178             0.0%
*                 USANA Health Sciences, Inc.                                        16,952     963,721             0.2%
#                 Vector Group, Ltd.                                                 22,590     490,655             0.1%
#                 WD-40 Co.                                                          10,695   1,121,371             0.3%
                                                                                            ----------- ---------------
Total Consumer Staples                                                                       25,233,388             6.0%
                                                                                            ----------- ---------------
Energy -- (0.4%)
                  Evolution Petroleum Corp.                                          17,788     142,304             0.0%
#*                Laredo Petroleum, Inc.                                            140,216   1,803,178             0.4%
#*                Penn Virginia Corp.                                                   702      27,792             0.0%
*                 RigNet, Inc.                                                        8,556     167,698             0.1%
                                                                                            ----------- ---------------
Total Energy                                                                                  2,140,972             0.5%
                                                                                            ----------- ---------------
Financials -- (6.7%)
                  A-Mark Precious Metals, Inc.                                           83       1,462             0.0%
                  Access National Corp.                                               1,526      43,232             0.0%
                  Ameris Bancorp                                                     25,216   1,187,674             0.3%
                  AMERISAFE, Inc.                                                     7,944     457,177             0.1%
                  Arrow Financial Corp.                                                 300      10,275             0.0%
#                 Artisan Partners Asset Management, Inc. Class A                    28,828     844,660             0.2%
#                 Bank of Hawaii Corp.                                               13,270   1,081,240             0.3%
                  Bar Harbor Bankshares                                               2,626      80,855             0.0%
                  BGC Partners, Inc. Class A                                        124,073   1,411,951             0.3%
#*                BofI Holding, Inc.                                                 12,261     292,915             0.1%
#                 Carolina Financial Corp.                                            3,727     115,015             0.0%
                  CoBiz Financial, Inc.                                               2,600      42,718             0.0%
#                 Cohen & Steers, Inc.                                               29,901   1,193,050             0.3%
                  Crawford & Co. Class A                                              2,219      19,816             0.0%
#                 Crawford & Co. Class B                                              1,438      15,689             0.0%
#*                Credit Acceptance Corp.                                               993     201,827             0.0%
#                 CVB Financial Corp.                                                31,144     670,842             0.2%
                  Diamond Hill Investment Group, Inc.                                 1,913     386,713             0.1%
*                 Donnelley Financial Solutions, Inc.                                16,636     369,652             0.1%
*                 Eagle Bancorp, Inc.                                                 7,951     476,265             0.1%
                  Enterprise Financial Services Corp.                                 5,800     245,050             0.1%
*                 Essent Group, Ltd.                                                 17,610     651,746             0.2%
                  Evercore Partners, Inc. Class A                                    29,189   2,152,689             0.5%
#                 Federated Investors, Inc. Class B                                  59,678   1,600,564             0.4%
                  Fifth Street Asset Management, Inc.                                 3,462      16,271             0.0%
#                 Financial Engines, Inc.                                               453      19,252             0.0%
#                 First Financial Bankshares, Inc.                                   31,562   1,260,902             0.3%
*                 Franklin Financial Network, Inc.                                    1,152      46,714             0.0%
                  Glacier Bancorp, Inc.                                               9,742     329,085             0.1%
#                 Greenhill & Co., Inc.                                              40,280   1,019,084             0.2%
*                 Health Insurance Innovations, Inc. Class A                            747      12,512             0.0%
                  Hennessy Advisors, Inc.                                             3,244      55,180             0.0%
                  Hingham Institution for Savings                                        68      12,205             0.0%
                  Home BancShares, Inc.                                              12,008     305,604             0.1%
                  Houlihan Lokey, Inc.                                                9,438     316,551             0.1%
                  Interactive Brokers Group, Inc. Class A                            38,271   1,332,979             0.3%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
Financials -- (Continued)
                  Kingstone Cos., Inc.                                               5,507 $    82,330             0.0%
                  Lakeland Financial Corp.                                          17,064     779,142             0.2%
*                 LendingTree, Inc.                                                  3,665     516,398             0.1%
                  Live Oak Bancshares, Inc.                                          2,817      68,031             0.0%
                  LPL Financial Holdings, Inc.                                      41,781   1,756,473             0.4%
                  Manning & Napier, Inc.                                             8,958      51,956             0.0%
                  Meta Financial Group, Inc.                                         4,852     411,935             0.1%
                  Moelis & Co. Class A                                              17,905     657,113             0.2%
                  Morningstar, Inc.                                                 10,902     797,263             0.2%
                  OM Asset Management P.L.C.                                        67,510   1,050,456             0.3%
*                 Pacific Premier Bancorp, Inc.                                        300      10,965             0.0%
*                 PennyMac Financial Services, Inc. Class A                         19,759     326,023             0.1%
                  Preferred Bank                                                     9,647     511,195             0.1%
                  Primerica, Inc.                                                   17,887   1,498,931             0.4%
                  Pzena Investment Management, Inc. Class A                         12,278     126,341             0.0%
                  RLI Corp.                                                         19,979   1,143,198             0.3%
#                 ServisFirst Bancshares, Inc.                                      27,480   1,038,744             0.2%
                  Silvercrest Asset Management Group, Inc. Class A                   5,400      73,710             0.0%
                  Stock Yards Bancorp, Inc.                                         18,980     778,180             0.2%
                  Tompkins Financial Corp.                                           6,169     509,991             0.1%
                  Universal Insurance Holdings, Inc.                                24,490     637,964             0.2%
#                 Virtu Financial, Inc. Class A                                     11,307     174,128             0.0%
                  Washington Trust Bancorp, Inc.                                     7,946     390,943             0.1%
                  West Bancorporation, Inc.                                          6,694     155,970             0.0%
#                 Westamerica Bancorporation                                         2,868     157,797             0.0%
                  Westwood Holdings Group, Inc.                                      5,625     313,875             0.1%
#                 WisdomTree Investments, Inc.                                      48,561     405,484             0.1%
                                                                                           ----------- ---------------
Total Financials                                                                            32,703,952             7.8%
                                                                                           ----------- ---------------
Health Care -- (9.3%)
                  Abaxis, Inc.                                                       5,179     233,210             0.1%
#*                Akorn, Inc.                                                       38,858   1,299,800             0.3%
*                 Amedisys, Inc.                                                    21,948   1,189,582             0.3%
*                 AMN Healthcare Services, Inc.                                     33,305   1,360,509             0.3%
#*                ANI Pharmaceuticals, Inc.                                          5,897     319,146             0.1%
*                 Anika Therapeutics, Inc.                                          12,312     567,953             0.1%
                  Atrion Corp.                                                       1,395     721,354             0.2%
*                 Auxilio, Inc.                                                      5,300      29,150             0.0%
*                 BioSpecifics Technologies Corp.                                    4,944     280,473             0.1%
*                 BioTelemetry, Inc.                                                25,298     832,304             0.2%
                  Bruker Corp.                                                         300       7,317             0.0%
*                 Cambrex Corp.                                                     26,930   1,598,295             0.4%
                  Cantel Medical Corp.                                              24,518   1,824,384             0.4%
#*                Capital Senior Living Corp.                                       25,250     352,743             0.1%
*                 Catalent, Inc.                                                    64,790   1,897,051             0.5%
*                 Charles River Laboratories International, Inc.                     9,288     833,134             0.2%
#                 Chemed Corp.                                                      10,083   2,030,515             0.5%
*                 Civitas Solutions, Inc.                                           13,879     247,046             0.1%
#                 Computer Programs & Systems, Inc.                                    965      26,489             0.0%
*                 Corcept Therapeutics, Inc.                                        23,151     220,861             0.1%
*                 CorVel Corp.                                                      12,169     541,521             0.1%
*                 Cross Country Healthcare, Inc.                                    11,615     162,262             0.0%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Health Care -- (Continued)
*                 CryoLife, Inc.                                                    17,161 $  311,472             0.1%
#*                Depomed, Inc.                                                     32,902    394,495             0.1%
#*                Eagle Pharmaceuticals, Inc.                                          829     75,099             0.0%
*                 Electromed, Inc.                                                   5,391     25,769             0.0%
                  Ensign Group, Inc. (The)                                          25,288    453,920             0.1%
*                 Enzo Biochem, Inc.                                                36,918    324,878             0.1%
*                 Five Prime Therapeutics, Inc.                                      2,317     80,771             0.0%
*                 Globus Medical, Inc. Class A                                      37,139  1,126,426             0.3%
*                 Haemonetics Corp.                                                  7,688    321,973             0.1%
                  HealthSouth Corp.                                                 16,447    771,364             0.2%
*                 HealthStream, Inc.                                                 5,475    152,150             0.0%
*                 HMS Holdings Corp.                                                60,171  1,231,700             0.3%
*                 ICU Medical, Inc.                                                  8,821  1,356,670             0.3%
*                 INC Research Holdings, Inc. Class A                               44,039  1,981,755             0.5%
#*                Integra LifeSciences Holdings Corp.                               27,693  1,273,047             0.3%
*                 IRIDEX Corp.                                                       1,911     21,785             0.0%
                  Landauer, Inc.                                                     6,489    341,321             0.1%
                  LeMaitre Vascular, Inc.                                            8,606    256,029             0.1%
*                 LHC Group, Inc.                                                      388     20,991             0.0%
                  Luminex Corp.                                                      1,951     36,737             0.0%
*                 Masimo Corp.                                                      37,541  3,856,962             0.9%
#                 Meridian Bioscience, Inc.                                         29,401    435,135             0.1%
*                 Merit Medical Systems, Inc.                                       26,417    890,253             0.2%
                  National Research Corp. Class A                                   12,722    315,506             0.1%
                  National Research Corp. Class B                                      150      6,327             0.0%
*                 Natus Medical, Inc.                                               18,093    633,255             0.1%
#*                NeoGenomics, Inc.                                                 18,777    141,766             0.0%
*                 NuVasive, Inc.                                                     4,122    298,886             0.1%
*                 Omnicell, Inc.                                                    27,441  1,136,057             0.3%
*                 OraSure Technologies, Inc.                                        44,404    582,136             0.1%
*                 Orthofix International NV                                          9,172    362,753             0.1%
                  Owens & Minor, Inc.                                               28,004    970,339             0.2%
*                 PAREXEL International Corp.                                       26,785  1,709,687             0.4%
                  Phibro Animal Health Corp. Class A                                13,782    410,015             0.1%
*                 PRA Health Sciences, Inc.                                            901     57,628             0.0%
*                 Prestige Brands Holdings, Inc.                                    24,166  1,387,370             0.3%
                  Psychemedics Corp.                                                 4,187     79,846             0.0%
*                 Quality Systems, Inc.                                             35,145    501,168             0.1%
*                 RadNet, Inc.                                                      39,035    236,162             0.1%
*                 SciClone Pharmaceuticals, Inc.                                    27,341    263,841             0.1%
                  Simulations Plus, Inc.                                             9,832    115,034             0.0%
#*                Sucampo Pharmaceuticals, Inc. Class A                             33,644    341,487             0.1%
*                 Supernus Pharmaceuticals, Inc.                                    22,599    736,727             0.2%
#*                Surgery Partners, Inc.                                             9,796    168,491             0.0%
*                 Surmodics, Inc.                                                    8,362    191,072             0.0%
#*                Tenet Healthcare Corp.                                            47,490    744,168             0.2%
#*                Titan Pharmaceuticals, Inc.                                        7,832     23,104             0.0%
*                 Tivity Health, Inc.                                               30,424  1,022,246             0.2%
                  US Physical Therapy, Inc.                                         10,100    662,560             0.2%
                  Utah Medical Products, Inc.                                        2,251    140,913             0.0%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
Health Care -- (Continued)
*                 Xencor, Inc.                                                       1,002 $    25,721             0.0%
                                                                                           ----------- ---------------
Total Health Care                                                                           45,580,066            10.9%
                                                                                           ----------- ---------------
Industrials -- (21.0%)
                  AAON, Inc.                                                        37,924   1,389,915             0.3%
                  ABM Industries, Inc.                                               8,192     353,812             0.1%
                  Actuant Corp. Class A                                                891      24,324             0.0%
#                 Advanced Drainage Systems, Inc.                                   34,844     803,154             0.2%
*                 Advisory Board Co. (The)                                          10,435     533,229             0.1%
*                 Aerojet Rocketdyne Holdings, Inc.                                 26,715     598,683             0.1%
*                 Air Transport Services Group, Inc.                                41,276     759,066             0.2%
                  Albany International Corp. Class A                                20,418     995,378             0.2%
                  Allegiant Travel Co.                                               8,252   1,199,841             0.3%
                  Allied Motion Technologies, Inc.                                   6,309     142,836             0.0%
                  Altra Industrial Motion Corp.                                     22,002     971,388             0.2%
*                 American Woodmark Corp.                                           13,195   1,212,621             0.3%
#                 Apogee Enterprises, Inc.                                          22,474   1,224,833             0.3%
                  Applied Industrial Technologies, Inc.                             14,485     927,040             0.2%
                  Argan, Inc.                                                       12,715     849,998             0.2%
#*                Armstrong World Industries, Inc.                                  33,090   1,546,957             0.4%
                  Astec Industries, Inc.                                            11,389     721,493             0.2%
*                 Astronics Corp.                                                   12,541     407,708             0.1%
*                 Astronics Corp. Class B                                            1,677      54,352             0.0%
#*                Avis Budget Group, Inc.                                           47,704   1,454,972             0.3%
#*                Axon Enterprise, Inc.                                             39,404     968,550             0.2%
                  AZZ, Inc.                                                         19,551   1,154,487             0.3%
                  Barrett Business Services, Inc.                                    5,001     288,358             0.1%
                  Brady Corp. Class A                                               24,605     958,365             0.2%
                  Brink's Co. (The)                                                 32,135   1,973,089             0.5%
*                 Builders FirstSource, Inc.                                        83,383   1,334,962             0.3%
                  BWX Technologies, Inc.                                             2,426     119,286             0.0%
*                 Casella Waste Systems, Inc. Class A                                2,102      31,635             0.0%
                  CIRCOR International, Inc.                                         5,099     340,154             0.1%
*                 Clean Harbors, Inc.                                               33,221   1,930,472             0.5%
                  Comfort Systems USA, Inc.                                         31,373   1,151,389             0.3%
*                 Commercial Vehicle Group, Inc.                                    10,048      89,327             0.0%
*                 Continental Building Products, Inc.                               28,900     703,715             0.2%
#                 Covanta Holding Corp.                                             64,791     942,709             0.2%
                  Crane Co.                                                          2,435     194,581             0.0%
#                 Deluxe Corp.                                                      20,978   1,508,528             0.4%
                  Douglas Dynamics, Inc.                                            18,492     589,895             0.1%
*                 DXP Enterprises, Inc.                                             12,990     473,875             0.1%
#*                Dycom Industries, Inc.                                            19,091   2,017,155             0.5%
                  EnerSys                                                           13,785   1,145,671             0.3%
                  ESCO Technologies, Inc.                                              700      41,195             0.0%
                  Exponent, Inc.                                                    19,402   1,186,432             0.3%
                  Federal Signal Corp.                                              17,906     279,513             0.1%
                  Forward Air Corp.                                                 22,801   1,212,329             0.3%
*                 Franklin Covey Co.                                                 4,946     105,103             0.0%
                  Franklin Electric Co., Inc.                                       13,857     569,523             0.1%
*                 Generac Holdings, Inc.                                            35,444   1,246,565             0.3%
#                 General Cable Corp.                                               20,471     368,478             0.1%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES    VALUE+   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
Industrials -- (Continued)
*                 Gibraltar Industries, Inc.                                         16,349 $  641,698             0.2%
                  Global Brass & Copper Holdings, Inc.                               16,236    578,813             0.1%
*                 Goldfield Corp. (The)                                              30,796    167,838             0.0%
                  Gorman-Rupp Co. (The)                                              17,320    495,698             0.1%
*                 GP Strategies Corp.                                                 7,670    207,857             0.1%
                  Granite Construction, Inc.                                         12,369    651,970             0.2%
                  Griffon Corp.                                                      10,799    259,176             0.1%
                  H&E Equipment Services, Inc.                                       27,407    578,836             0.1%
*                 Harsco Corp.                                                       60,103    784,344             0.2%
#*                Hawaiian Holdings, Inc.                                            43,590  2,366,937             0.6%
                  Healthcare Services Group, Inc.                                    44,087  2,024,034             0.5%
#                 Heartland Express, Inc.                                            68,419  1,376,590             0.3%
                  HEICO Corp. Class A                                                 1,325     81,223             0.0%
*                 Herc Holdings, Inc.                                                 8,702    395,680             0.1%
                  Herman Miller, Inc.                                                33,558  1,110,770             0.3%
*                 Hill International, Inc.                                            3,988     16,151             0.0%
                  Hillenbrand, Inc.                                                  27,420  1,011,798             0.2%
                  HNI Corp.                                                          21,944  1,026,101             0.2%
*                 Hub Group, Inc. Class A                                            22,549    882,793             0.2%
*                 Hudson Technologies, Inc.                                          19,693    139,820             0.0%
*                 Huttig Building Products, Inc.                                      3,209     28,239             0.0%
                  Hyster-Yale Materials Handling, Inc.                                  334     20,077             0.0%
*                 IES Holdings, Inc.                                                  8,893    177,860             0.0%
                  Insperity, Inc.                                                    16,707  1,526,184             0.4%
                  Insteel Industries, Inc.                                           17,447    607,330             0.1%
                  Interface, Inc.                                                    45,944    914,286             0.2%
                  ITT, Inc.                                                          17,544    739,129             0.2%
                  John Bean Technologies Corp.                                       16,832  1,492,157             0.4%
                  Kaman Corp.                                                        11,428    548,658             0.1%
                  Kennametal, Inc.                                                   29,279  1,217,421             0.3%
                  Kforce, Inc.                                                       16,069    364,766             0.1%
                  Kimball International, Inc. Class B                                28,350    503,780             0.1%
                  Knight Transportation, Inc.                                        53,512  1,835,462             0.4%
                  Knoll, Inc.                                                        38,821    930,151             0.2%
                  Landstar System, Inc.                                              25,587  2,186,409             0.5%
*                 Lawson Products, Inc.                                               5,565    126,604             0.0%
                  Lindsay Corp.                                                       2,543    220,885             0.1%
                  LSC Communications, Inc.                                            8,632    223,310             0.1%
*                 Lydall, Inc.                                                       13,328    698,387             0.2%
*                 Masonite International Corp.                                        7,264    604,365             0.1%
*                 MasTec, Inc.                                                       41,429  1,829,090             0.4%
                  Matson, Inc.                                                       32,131  1,018,553             0.2%
                  Matthews International Corp. Class A                               11,648    798,470             0.2%
                  McGrath RentCorp                                                    2,301     80,098             0.0%
*                 Mistras Group, Inc.                                                13,204    297,090             0.1%
*                 Moog, Inc. Class A                                                  4,318    296,431             0.1%
                  MSA Safety, Inc.                                                   18,645  1,451,513             0.3%
                  Mueller Industries, Inc.                                            7,224    231,457             0.1%
                  Mueller Water Products, Inc. Class A                              108,430  1,219,837             0.3%
#                 Multi-Color Corp.                                                  13,324  1,023,283             0.2%
*                 NCI Building Systems, Inc.                                         49,549    867,108             0.2%
#*                NV5 Global, Inc.                                                    5,931    229,530             0.1%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------ ------------ ---------------
Industrials -- (Continued)
                  Omega Flex, Inc.                                                  2,704 $    151,884             0.0%
*                 On Assignment, Inc.                                              24,619    1,274,526             0.3%
                  Park-Ohio Holdings Corp.                                          2,936      115,532             0.0%
*                 Patrick Industries, Inc.                                         13,125      932,531             0.2%
*                 PGT Innovations, Inc.                                            37,726      411,213             0.1%
#*                Pioneer Power Solutions, Inc.                                       702        4,984             0.0%
*                 Ply Gem Holdings, Inc.                                           12,731      245,072             0.1%
                  Primoris Services Corp.                                          24,763      568,806             0.1%
#*                Proto Labs, Inc.                                                  4,898      284,084             0.1%
                  Quad/Graphics, Inc.                                              25,312      664,693             0.2%
*                 Radiant Logistics, Inc.                                           7,521       45,126             0.0%
                  Raven Industries, Inc.                                           21,637      670,747             0.2%
*                 RBC Bearings, Inc.                                                9,269      929,681             0.2%
*                 Rexnord Corp.                                                    27,772      677,637             0.2%
*                 Saia, Inc.                                                        6,009      289,333             0.1%
                  Simpson Manufacturing Co., Inc.                                     764       31,866             0.0%
*                 SP Plus Corp.                                                     5,502      189,544             0.0%
*                 Spirit Airlines, Inc.                                            11,229      643,085             0.2%
*                 SPX Corp.                                                        34,616      832,861             0.2%
                  Standex International Corp.                                       8,202      770,578             0.2%
                  Steelcase, Inc. Class A                                          41,389      705,682             0.2%
                  Sun Hydraulics Corp.                                             15,289      593,825             0.1%
                  Supreme Industries, Inc. Class A                                 10,977      219,979             0.1%
#*                Swift Transportation Co.                                         50,897    1,251,048             0.3%
                  Tennant Co.                                                      12,657      927,125             0.2%
                  Tetra Tech, Inc.                                                 17,109      751,941             0.2%
                  Timken Co. (The)                                                 25,417    1,226,370             0.3%
*                 Trex Co., Inc.                                                   21,694    1,587,784             0.4%
*                 TriNet Group, Inc.                                               53,003    1,558,288             0.4%
*                 Univar, Inc.                                                     30,000      895,500             0.2%
                  Universal Forest Products, Inc.                                   2,746      261,666             0.1%
                  Universal Logistics Holdings, Inc.                                9,413      131,311             0.0%
                  US Ecology, Inc.                                                 16,435      774,910             0.2%
                  Valmont Industries, Inc.                                          8,674    1,321,484             0.3%
*                 Vectrus, Inc.                                                     2,550       64,872             0.0%
                  Viad Corp.                                                       14,048      634,970             0.2%
#                 Wabash National Corp.                                            51,532    1,173,899             0.3%
                  Watts Water Technologies, Inc. Class A                            5,441      338,430             0.1%
*                 Welbilt, Inc.                                                       891       18,266             0.0%
*                 Willdan Group, Inc.                                               7,915      224,549             0.1%
                                                                                          ------------ ---------------
Total Industrials                                                                          102,598,670            24.5%
                                                                                          ------------ ---------------
Information Technology -- (15.0%)
*                 ACI Worldwide, Inc.                                              57,344    1,232,323             0.3%
*                 Acxiom Corp.                                                     28,216      815,442             0.2%
*                 Advanced Energy Industries, Inc.                                 24,136    1,781,237             0.4%
                  American Software, Inc. Class A                                  14,527      159,361             0.0%
#*                Angie's List, Inc.                                               23,826      140,097             0.0%
#*                Applied Optoelectronics, Inc.                                    10,036      495,678             0.1%
*                 Asure Software, Inc.                                              4,261       44,016             0.0%
                  Badger Meter, Inc.                                               22,937      911,746             0.2%
                  Belden, Inc.                                                      8,356      582,413             0.1%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES   VALUE+   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
Information Technology -- (Continued)
#                 Blackbaud, Inc.                                                   27,883 $2,242,072             0.5%
*                 Blackhawk Network Holdings, Inc.                                  21,141    855,153             0.2%
                  Brooks Automation, Inc.                                           17,044    430,531             0.1%
                  Cabot Microelectronics Corp.                                      20,643  1,617,379             0.4%
*                 CalAmp Corp.                                                         779     13,975             0.0%
*                 Carbonite, Inc.                                                   10,574    228,398             0.1%
*                 Cardtronics P.L.C. Class A                                        26,702  1,110,269             0.3%
                  Cass Information Systems, Inc.                                     7,392    491,346             0.1%
#*                Ciena Corp.                                                       77,680  1,779,649             0.4%
#*                Cimpress NV                                                       19,311  1,585,047             0.4%
*                 Cirrus Logic, Inc.                                                27,868  1,793,306             0.4%
*                 Clearfield, Inc.                                                   2,121     30,012             0.0%
*                 Coherent, Inc.                                                     9,306  2,006,374             0.5%
*                 CommerceHub, Inc. Series A                                         6,800    108,800             0.0%
*                 CoreLogic, Inc.                                                   37,773  1,614,418             0.4%
                  CSG Systems International, Inc.                                   23,063    865,093             0.2%
*                 CyberOptics Corp.                                                  3,502     75,818             0.0%
*                 DHI Group, Inc.                                                   22,607     87,037             0.0%
                  DST Systems, Inc.                                                  2,238    275,520             0.1%
*                 Eastman Kodak Co.                                                  4,844     53,284             0.0%
*                 Electronics for Imaging, Inc.                                     12,186    557,875             0.1%
*                 Entegris, Inc.                                                    53,002  1,314,450             0.3%
*                 ePlus, Inc.                                                        9,512    677,730             0.2%
*                 Euronet Worldwide, Inc.                                            5,986    494,563             0.1%
*                 ExlService Holdings, Inc.                                         22,331  1,065,412             0.3%
*                 Fabrinet                                                          16,903    586,027             0.1%
                  Fair Isaac Corp.                                                   9,267  1,255,493             0.3%
*                 Finisar Corp.                                                     37,010    845,308             0.2%
                  Forrester Research, Inc.                                           5,119    207,575             0.1%
*                 Gartner, Inc.                                                      2,630    300,057             0.1%
                  GlobalSCAPE, Inc.                                                 14,606     59,154             0.0%
*                 Globant SA                                                        20,285    768,599             0.2%
#*                GrubHub, Inc.                                                     35,025  1,505,375             0.4%
*                 GTT Communications, Inc.                                          30,925    850,438             0.2%
                  Hackett Group, Inc. (The)                                         23,453    465,073             0.1%
*                 IEC Electronics Corp.                                              1,200      4,632             0.0%
*                 II-VI, Inc.                                                       20,545    681,067             0.2%
*                 Image Sensing Systems, Inc.                                        5,646     16,373             0.0%
*                 Integrated Device Technology, Inc.                                50,074  1,201,275             0.3%
                  InterDigital, Inc.                                                20,174  1,813,643             0.4%
#*                Internap Corp.                                                    33,181    102,861             0.0%
*                 Inuvo, Inc.                                                        6,300      7,812             0.0%
*                 Itron, Inc.                                                       19,446  1,261,073             0.3%
#                 j2 Global, Inc.                                                   17,773  1,603,836             0.4%
*                 Kemet Corp.                                                       28,808    322,938             0.1%
*                 Lightpath Technologies, Inc. Class A                               4,998     13,495             0.0%
                  Littelfuse, Inc.                                                   1,488    229,375             0.1%
*                 Luxoft Holding, Inc.                                               3,955    243,826             0.1%
*                 Manhattan Associates, Inc.                                        28,719  1,340,890             0.3%
                  MAXIMUS, Inc.                                                     14,478    883,013             0.2%
*                 MaxLinear, Inc.                                                   33,100    921,173             0.2%
#                 Mesa Laboratories, Inc.                                            2,478    346,474             0.1%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE+    OF NET ASSETS**
                                                                                   ------- ----------- ---------------
Information Technology -- (Continued)
                  Methode Electronics, Inc.                                         29,908 $ 1,332,401             0.3%
*                 MicroStrategy, Inc. Class A                                        4,699     893,609             0.2%
                  MKS Instruments, Inc.                                             13,154   1,029,301             0.3%
                  Monotype Imaging Holdings, Inc.                                   22,623     460,378             0.1%
*                 Nanometrics, Inc.                                                 17,700     558,524             0.1%
*                 Napco Security Technologies, Inc.                                 10,638     112,763             0.0%
*                 NETGEAR, Inc.                                                      3,817     179,972             0.1%
                  NIC, Inc.                                                         47,864   1,021,896             0.3%
*                 Novanta, Inc.                                                     21,297     597,381             0.2%
                  NVE Corp.                                                          2,927     238,287             0.1%
#*                Oclaro, Inc.                                                     111,736     895,005             0.2%
*                 OSI Systems, Inc.                                                 10,183     788,164             0.2%
#*                Paycom Software, Inc.                                             35,245   2,123,511             0.5%
*                 PCM, Inc.                                                          3,407      85,856             0.0%
                  Pegasystems, Inc.                                                 44,651   2,033,853             0.5%
*                 PFSweb, Inc.                                                      19,068     139,578             0.0%
*                 Planet Payment, Inc.                                              31,900     133,023             0.0%
                  Plantronics, Inc.                                                 25,112   1,371,115             0.3%
                  Power Integrations, Inc.                                          12,057     795,159             0.2%
                  Progress Software Corp.                                           32,791     974,549             0.2%
*                 Radisys Corp.                                                     22,176      88,926             0.0%
*                 Rambus, Inc.                                                      57,182     715,919             0.2%
                  Reis, Inc.                                                         3,793      71,308             0.0%
#                 Sapiens International Corp. NV                                       805       9,547             0.0%
                  Science Applications International Corp.                          25,978   1,896,134             0.5%
*                 Semtech Corp.                                                     36,367   1,241,933             0.3%
*                 Silicon Laboratories, Inc.                                        20,579   1,464,196             0.4%
*                 StarTek, Inc.                                                     15,953     144,853             0.0%
#*                Synaptics, Inc.                                                    1,037      56,797             0.0%
                  TeleTech Holdings, Inc.                                           31,522     985,063             0.2%
                  TransAct Technologies, Inc.                                        1,815      15,881             0.0%
*                 Travelzoo, Inc.                                                   10,307      94,824             0.0%
#*                Ubiquiti Networks, Inc.                                           29,808   1,535,708             0.4%
#*                VeriFone Systems, Inc.                                            37,145     688,668             0.2%
*                 Verint Systems, Inc.                                               2,809     110,394             0.0%
*                 Web.com Group, Inc.                                               32,470     626,671             0.2%
*                 WebMD Health Corp.                                                17,685     959,058             0.2%
*                 XO Group, Inc.                                                    16,970     297,824             0.1%
                  Xperi Corp.                                                       27,688     930,317             0.2%
*                 Zedge, Inc. Class B                                                3,025       9,287             0.0%
*                 Zix Corp.                                                          8,942      48,555             0.0%
                                                                                           ----------- ---------------
Total Information Technology                                                                73,128,867            17.5%
                                                                                           ----------- ---------------
Materials -- (6.5%)
                  A Schulman, Inc.                                                  25,400     803,910             0.2%
*                 AdvanSix, Inc.                                                    22,001     599,747             0.1%
                  Balchem Corp.                                                     18,280   1,483,605             0.3%
                  Cabot Corp.                                                          537      32,322             0.0%
                  Chase Corp.                                                        7,035     721,087             0.2%
#                 Compass Minerals International, Inc.                              14,327     945,582             0.2%
                  Deltic Timber Corp.                                                8,920     690,140             0.2%
*                 Ferro Corp.                                                       66,947   1,199,690             0.3%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE+    OF NET ASSETS**
                                                                                    ------ ----------- ---------------
Materials -- (Continued)
                  Gold Resource Corp.                                               25,386 $    83,774             0.0%
                  Greif, Inc. Class A                                               11,537     676,299             0.2%
                  Greif, Inc. Class B                                                2,678     180,363             0.0%
                  Hawkins, Inc.                                                      2,223     113,595             0.0%
                  HB Fuller Co.                                                     21,012   1,110,064             0.3%
*                 Headwaters, Inc.                                                  50,143   1,191,398             0.3%
*                 Ingevity Corp.                                                    20,027   1,266,307             0.3%
                  Innophos Holdings, Inc.                                           14,099     675,906             0.2%
                  Innospec, Inc.                                                    11,922     786,852             0.2%
                  KapStone Paper and Packaging Corp.                                12,622     266,198             0.1%
                  KMG Chemicals, Inc.                                                7,557     397,120             0.1%
*                 Koppers Holdings, Inc.                                             7,075     300,334             0.1%
*                 Kraton Corp.                                                       7,624     249,381             0.1%
                  Kronos Worldwide, Inc.                                             6,220     108,974             0.0%
*                 Louisiana-Pacific Corp.                                           36,334     935,237             0.2%
                  Minerals Technologies, Inc.                                       11,137     876,482             0.2%
*                 Multi Packaging Solutions International, Ltd.                      1,539      27,625             0.0%
                  Myers Industries, Inc.                                            24,115     393,075             0.1%
                  Neenah Paper, Inc.                                                13,234   1,036,884             0.2%
*                 OMNOVA Solutions, Inc.                                            34,905     331,598             0.1%
#*                Owens-Illinois, Inc.                                              50,318   1,097,939             0.3%
                  PolyOne Corp.                                                     42,981   1,685,285             0.4%
                  Quaker Chemical Corp.                                              8,053   1,164,464             0.3%
#                 Rayonier Advanced Materials, Inc.                                 28,502     377,652             0.1%
                  Schweitzer-Mauduit International, Inc.                            20,379     877,316             0.2%
                  Sensient Technologies Corp.                                        3,157     258,243             0.1%
                  Silgan Holdings, Inc.                                             25,855   1,567,330             0.4%
                  Stepan Co.                                                        15,259   1,293,963             0.3%
*                 Summit Materials, Inc. Class A                                    32,644     837,645             0.2%
*                 SunCoke Energy, Inc.                                              40,297     369,523             0.1%
                  Tredegar Corp.                                                     9,361     160,541             0.0%
                  Trinseo SA                                                        27,499   1,825,934             0.4%
#*                US Concrete, Inc.                                                  9,793     607,166             0.1%
                  Worthington Industries, Inc.                                      44,214   1,923,309             0.4%
                                                                                           ----------- ---------------
Total Materials                                                                             31,529,859             7.5%
                                                                                           ----------- ---------------
Real Estate -- (0.5%)
#*                Altisource Portfolio Solutions SA                                 11,029     243,631             0.1%
                  HFF, Inc. Class A                                                 43,484   1,365,397             0.3%
*                 Marcus & Millichap, Inc.                                          22,024     568,219             0.1%
                  RMR Group, Inc. (The) Class A                                      8,360     440,990             0.1%
                                                                                           ----------- ---------------
Total Real Estate                                                                            2,618,237             0.6%
                                                                                           ----------- ---------------
Telecommunication Services -- (1.2%)
*                 Boingo Wireless, Inc.                                             22,439     320,653             0.1%
                  Cogent Communications Holdings, Inc.                               7,753     348,885             0.1%
#                 Consolidated Communications Holdings, Inc.                        47,047   1,113,603             0.2%
*                 FairPoint Communications, Inc.                                     4,194      71,508             0.0%
*                 General Communication, Inc. Class A                               23,138     866,287             0.2%
                  IDT Corp. Class B                                                 15,396     233,865             0.1%
*                 Lumos Networks Corp.                                              15,509     277,766             0.1%
                  Shenandoah Telecommunications Co.                                 36,266   1,160,512             0.3%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                    SHARES      VALUE+    OF NET ASSETS**
                                                                                   --------- ------------ ---------------
Telecommunication Services -- (Continued)
*                 Vonage Holdings Corp.                                              128,908 $    864,973             0.2%
                  Windstream Holdings, Inc.                                           67,839      374,471             0.1%
                                                                                             ------------ ---------------
Total Telecommunication Services                                                                5,632,523             1.4%
                                                                                             ------------ ---------------
Utilities -- (0.3%)
                  Ormat Technologies, Inc.                                            21,540    1,272,152             0.3%
                                                                                             ------------ ---------------
TOTAL COMMON STOCKS                                                                           416,675,794            99.5%
                                                                                             ------------ ---------------
TOTAL INVESTMENT SECURITIES                                                                   416,675,794
                                                                                             ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
                  State Street Institutional U.S. Government Money Market Fund,
                    0.680%                                                         1,006,135    1,006,135             0.2%
                                                                                             ------------ ---------------
SECURITIES LENDING COLLATERAL -- (14.4%)
(S)@              DFA Short Term Investment Fund                                   6,076,509   70,323,438            16.8%
                                                                                             ------------ ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $411,431,338)                                            $488,005,367           116.5%
                                                                                             ============ ===============

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ---------------------------------------------
                                                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary                                         $ 94,237,108          --      -- $ 94,237,108
   Consumer Staples                                                 25,233,388          --      --   25,233,388
   Energy                                                            2,140,972          --      --    2,140,972
   Financials                                                       32,703,952          --      --   32,703,952
   Health Care                                                      45,580,066          --      --   45,580,066
   Industrials                                                     102,598,670          --      --  102,598,670
   Information Technology                                           73,128,867          --      --   73,128,867
   Materials                                                        31,529,859          --      --   31,529,859
   Real Estate                                                       2,618,237          --      --    2,618,237
   Telecommunication Services                                        5,632,523          --      --    5,632,523
   Utilities                                                         1,272,152          --      --    1,272,152
Temporary Cash Investments                                           1,006,135          --      --    1,006,135
Securities Lending Collateral                                               -- $70,323,438      --   70,323,438
                                                                  ------------ ----------- ------- ------------
TOTAL                                                             $417,681,929 $70,323,438      -- $488,005,367
                                                                  ============ =========== ======= ============

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
COMMON STOCKS -- (90.3%)
AUSTRALIA -- (6.0%)
                  Adelaide Brighton, Ltd.                                            12,260 $    54,354             0.0%
                  Amcor, Ltd.                                                       112,269   1,320,090             0.5%
                  AMP, Ltd.                                                         282,123   1,130,374             0.4%
                  Ansell, Ltd.                                                       10,787     192,019             0.1%
                  Aristocrat Leisure, Ltd.                                           63,180     928,472             0.3%
                  Brambles, Ltd.                                                    126,741     980,733             0.4%
                  Caltex Australia, Ltd.                                             17,789     397,073             0.1%
                  CIMIC Group, Ltd.                                                   5,853     162,203             0.1%
                  Coca-Cola Amatil, Ltd.                                             39,383     276,012             0.1%
                  Cochlear, Ltd.                                                      6,700     701,358             0.3%
#                 Commonwealth Bank of Australia                                     46,933   3,065,378             1.1%
                  Computershare, Ltd.                                                46,628     514,030             0.2%
                  CSL, Ltd.                                                          23,259   2,306,364             0.8%
#                 Domino's Pizza Enterprises, Ltd.                                    3,294     150,634             0.1%
                  Evolution Mining, Ltd.                                             48,407      84,137             0.0%
                  Macquarie Group, Ltd.                                              14,945   1,038,182             0.4%
                  Magellan Financial Group, Ltd.                                     14,276     251,639             0.1%
                  Medibank Pvt, Ltd.                                                178,857     389,365             0.1%
                  Orica, Ltd.                                                        31,084     430,654             0.2%
                  Orora, Ltd.                                                        66,670     150,321             0.1%
                  Qantas Airways, Ltd.                                              112,091     355,314             0.1%
                  Ramsay Health Care, Ltd.                                           16,609     890,609             0.3%
                  REA Group, Ltd.                                                     5,972     274,261             0.1%
                  Seek, Ltd.                                                         21,554     274,558             0.1%
                  Sonic Healthcare, Ltd.                                              7,561     124,994             0.1%
                  Tabcorp Holdings, Ltd.                                             24,721      87,828             0.0%
                  Telstra Corp., Ltd.                                               206,163     651,386             0.2%
#                 TPG Telecom, Ltd.                                                  16,849      74,340             0.0%
                  Woolworths, Ltd.                                                   44,463     893,780             0.3%
                                                                                            ----------- ---------------
TOTAL AUSTRALIA                                                                              18,150,462             6.6%
                                                                                            ----------- ---------------
AUSTRIA -- (0.1%)
                  ANDRITZ AG                                                          2,842     157,041             0.1%
                  Voestalpine AG                                                      3,286     136,991             0.0%
                                                                                            ----------- ---------------
TOTAL AUSTRIA                                                                                   294,032             0.1%
                                                                                            ----------- ---------------
BELGIUM -- (0.7%)
#                 Anheuser-Busch InBev SA/NV                                         12,579   1,418,538             0.5%
                  Colruyt SA                                                          1,607      82,577             0.0%
#                 Proximus SADP                                                      13,353     408,387             0.2%
#                 Umicore SA                                                          6,345     371,736             0.1%
                                                                                            ----------- ---------------
TOTAL BELGIUM                                                                                 2,281,238             0.8%
                                                                                            ----------- ---------------
CANADA -- (7.5%)
                  Agnico Eagle Mines, Ltd.                                            9,779     467,730             0.2%
                  Agrium, Inc.                                                        9,784     919,011             0.3%
                  Alimentation Couche-Tard, Inc. Class B                             18,970     872,449             0.3%
                  ARC Resources, Ltd.                                                 2,700      35,445             0.0%
                  Barrick Gold Corp.                                                 46,308     774,270             0.3%
                  BCE, Inc.                                                           7,401     336,964             0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------ ----------- ---------------
CANADA -- (Continued)
                  CAE, Inc.(2162760)                                                 2,400 $    36,658             0.0%
                  CAE, Inc.(124765108)                                              21,511     328,473             0.1%
#                 Canadian Imperial Bank of Commerce                                15,510   1,253,673             0.5%
                  Canadian National Railway Co.                                     33,646   2,432,269             0.9%
                  Canadian Pacific Railway, Ltd.                                     6,372     976,509             0.4%
                  Canadian Tire Corp., Ltd. Class A                                  5,800     707,872             0.3%
                  CCL Industries, Inc. Class B                                       1,700     393,539             0.1%
*                 CGI Group, Inc. Class A(2159740)                                   3,494     168,627             0.1%
*                 CGI Group, Inc. Class A(39945C109)                                 7,989     385,629             0.1%
                  CI Financial Corp.                                                22,061     431,507             0.2%
                  Cineplex, Inc.                                                     2,000      78,722             0.0%
                  Cogeco Communications, Inc.                                        1,200      68,666             0.0%
                  Constellation Software, Inc.                                       1,745     798,107             0.3%
                  Dollarama, Inc.                                                   10,500     919,197             0.3%
                  George Weston, Ltd.                                                6,500     583,741             0.2%
#                 Gildan Activewear, Inc.                                           11,216     314,497             0.1%
                  IGM Financial, Inc.                                               10,100     303,433             0.1%
                  Inter Pipeline, Ltd.                                              20,313     413,834             0.1%
                  Jean Coutu Group PJC, Inc. (The) Class A                           3,900      63,826             0.0%
                  Keyera Corp.                                                       9,500     262,928             0.1%
                  Loblaw Cos., Ltd.                                                  6,600     370,408             0.1%
                  Metro, Inc.                                                       12,300     421,519             0.2%
                  National Bank of Canada                                            9,800     380,858             0.1%
#                 Northland Power, Inc.                                             10,923     193,086             0.1%
                  Onex Corp.                                                         1,100      79,366             0.0%
                  Open Text Corp.                                                    2,737      94,919             0.0%
#                 Peyto Exploration & Development Corp.                             11,587     210,850             0.1%
                  Quebecor, Inc. Class B                                             7,633     233,008             0.1%
                  Restaurant Brands International, Inc.                              9,150     513,588             0.2%
                  Ritchie Bros Auctioneers, Inc.                                     7,116     233,120             0.1%
                  Rogers Communications, Inc. Class B                               15,184     696,338             0.2%
                  Royal Bank of Canada(780087102)                                   18,522   1,268,387             0.5%
                  Royal Bank of Canada(2754383)                                     22,390   1,533,126             0.6%
                  Saputo, Inc.                                                      14,374     472,587             0.2%
                  Shaw Communications, Inc. Class B                                 38,120     808,525             0.3%
                  Thomson Reuters Corp.                                             10,996     499,548             0.2%
                  TransCanada Corp.                                                  2,059      95,620             0.0%
                  Waste Connections, Inc.(BYQFRK5)                                   1,840     169,274             0.1%
                  Waste Connections, Inc.(94106B101)                                    25       2,300             0.0%
                  West Fraser Timber Co., Ltd.                                       4,000     179,744             0.1%
                                                                                           ----------- ---------------
TOTAL CANADA                                                                                22,783,747             8.3%
                                                                                           ----------- ---------------
DENMARK -- (1.1%)
                  Novo Nordisk A.S. Class B                                         59,074   2,300,156             0.8%
                  Pandora A.S.                                                      10,574   1,142,310             0.4%
                                                                                           ----------- ---------------
TOTAL DENMARK                                                                                3,442,466             1.2%
                                                                                           ----------- ---------------
FINLAND -- (0.7%)
                  Elisa Oyj                                                          8,134     276,613             0.1%
                  Kone Oyj Class B                                                  15,078     690,156             0.3%
                  Neste Oyj                                                          8,795     358,389             0.1%
                  Orion Oyj Class A                                                  1,076      61,357             0.0%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                                   ------- ----------- ---------------
FINLAND -- (Continued)
                  Orion Oyj Class B                                                  6,631 $   380,020             0.2%
                  Wartsila Oyj Abp                                                   5,193     315,809             0.1%
                                                                                           ----------- ---------------
TOTAL FINLAND                                                                                2,082,344             0.8%
                                                                                           ----------- ---------------
FRANCE -- (8.2%)
                  Accor SA                                                           7,318     333,695             0.1%
                  Aeroports de Paris                                                   990     132,061             0.1%
                  Air Liquide SA                                                    13,871   1,671,264             0.6%
#                 Airbus SE                                                         20,353   1,646,407             0.6%
                  Atos SE                                                            7,192     942,046             0.3%
                  Bureau Veritas SA                                                 22,354     517,950             0.2%
                  Carrefour SA                                                      40,724     959,100             0.4%
                  Christian Dior SE                                                  2,730     748,742             0.3%
                  Cie Generale des Etablissements Michelin                          19,047   2,491,368             0.9%
                  Danone SA                                                         10,575     740,101             0.3%
                  Dassault Systemes SE                                               2,873     256,331             0.1%
                  Eiffage SA                                                         5,949     503,909             0.2%
                  Essilor International SA                                           4,080     528,739             0.2%
                  Eurofins Scientific SE                                               274     134,952             0.1%
                  Faurecia                                                           7,617     372,266             0.1%
                  Groupe Eurotunnel SE                                              23,305     256,022             0.1%
                  Hermes International                                               1,059     506,276             0.2%
                  Iliad SA                                                           2,257     547,828             0.2%
                  Ingenico Group SA                                                  1,919     173,760             0.1%
                  Ipsen SA                                                             791      92,091             0.0%
                  Legrand SA                                                         9,301     602,062             0.2%
#                 LVMH Moet Hennessy Louis Vuitton SE                                8,189   2,021,608             0.7%
                  Publicis Groupe SA                                                10,316     744,774             0.3%
                  Safran SA                                                         14,362   1,189,099             0.4%
                  Sartorius Stedim Biotech                                           1,492     100,080             0.0%
                  SEB SA                                                             1,615     260,069             0.1%
                  SES SA                                                            25,628     560,141             0.2%
*                 SFR Group SA                                                       9,481     310,400             0.1%
                  Societe BIC SA                                                       908     102,039             0.0%
                  Sodexo SA                                                          6,610     840,076             0.3%
                  Teleperformance                                                    2,926     367,941             0.1%
                  Thales SA                                                          8,499     893,299             0.3%
                  Valeo SA                                                          24,854   1,788,496             0.7%
#                 Vinci SA                                                          16,564   1,411,891             0.5%
                                                                                           ----------- ---------------
TOTAL FRANCE                                                                                24,746,883             9.0%
                                                                                           ----------- ---------------
GERMANY -- (8.2%)
                  Adidas AG                                                          6,041   1,211,151             0.4%
                  BASF SE                                                           23,978   2,335,911             0.9%
#                 Bayer AG                                                          29,869   3,695,783             1.3%
                  Brenntag AG                                                        6,229     369,266             0.1%
                  Continental AG                                                     5,467   1,224,593             0.5%
                  Covestro AG                                                        4,225     329,260             0.1%
                  Deutsche Boerse AG                                                 8,391     821,306             0.3%
                  Deutsche Post AG                                                  36,905   1,326,506             0.5%
                  Deutsche Telekom AG                                              159,217   2,792,792             1.0%
                  E.ON SE                                                          172,733   1,346,520             0.5%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                                   ------- ----------- ---------------
GERMANY -- (Continued)
#                 Fielmann AG                                                        1,690 $   129,198             0.1%
                  Fresenius Medical Care AG & Co. KGaA                               3,942     349,928             0.1%
                  Fresenius SE & Co. KGaA                                           15,414   1,250,542             0.5%
                  Fuchs Petrolub SE                                                  2,112      95,361             0.0%
                  Hochtief AG                                                        1,462     263,296             0.1%
                  Infineon Technologies AG                                          58,310   1,205,241             0.4%
                  KION Group AG                                                      4,139     280,398             0.1%
#                 Merck KGaA                                                         3,339     392,238             0.1%
                  MTU Aero Engines AG                                                3,372     483,659             0.2%
                  ProSiebenSat.1 Media SE                                           18,700     793,808             0.3%
#                 Rational AG                                                          183      91,977             0.0%
                  RTL Group SA                                                       3,682     285,373             0.1%
                  Siemens AG                                                        14,305   2,051,950             0.7%
                  Symrise AG                                                         6,377     446,443             0.2%
#                 ThyssenKrupp AG                                                   24,984     595,382             0.2%
#                 United Internet AG                                                10,775     495,932             0.2%
#                 Wacker Chemie AG                                                   1,374     145,432             0.1%
                                                                                           ----------- ---------------
TOTAL GERMANY                                                                               24,809,246             9.0%
                                                                                           ----------- ---------------
HONG KONG -- (2.6%)
                  AIA Group, Ltd.                                                   17,400     120,433             0.0%
                  ASM Pacific Technology, Ltd.                                      18,800     279,769             0.1%
                  Chow Tai Fook Jewellery Group, Ltd.                               65,800      72,311             0.0%
                  Galaxy Entertainment Group, Ltd.                                 179,000     994,427             0.4%
                  Hang Seng Bank, Ltd.                                              24,400     494,244             0.2%
                  HKT Trust & HKT, Ltd.                                            380,000     485,308             0.2%
                  Hong Kong & China Gas Co., Ltd.                                  240,600     480,690             0.2%
#                 Hong Kong Exchanges & Clearing, Ltd.                              57,799   1,421,511             0.5%
#                 Kingston Financial Group, Ltd.                                   272,000      93,957             0.0%
                  MGM China Holdings, Ltd.                                          87,600     199,271             0.1%
                  PCCW, Ltd.                                                       459,976     259,690             0.1%
                  Prada SpA                                                         49,600     232,135             0.1%
                  Samsonite International SA                                       171,300     659,906             0.2%
                  Sands China, Ltd.                                                117,600     532,627             0.2%
                  Techtronic Industries Co., Ltd.                                  154,000     660,716             0.2%
                  WH Group, Ltd.                                                   769,500     686,512             0.3%
*                 Wynn Macau, Ltd.                                                 133,200     291,981             0.1%
                                                                                           ----------- ---------------
TOTAL HONG KONG                                                                              7,965,488             2.9%
                                                                                           ----------- ---------------
IRELAND -- (0.4%)
                  Kerry Group P.L.C. Class A                                         3,629     296,701             0.1%
                  Paddy Power Betfair P.L.C.                                         3,453     384,299             0.1%
                  Smurfit Kappa Group P.L.C.                                        18,095     485,288             0.2%
                                                                                           ----------- ---------------
TOTAL IRELAND                                                                                1,166,288             0.4%
                                                                                           ----------- ---------------
ISRAEL -- (0.4%)
                  Bezeq The Israeli Telecommunication Corp., Ltd.                  220,558     370,565             0.1%
                  Delek Group, Ltd.                                                    440      99,058             0.0%
                  Elbit Systems, Ltd.                                                1,308     155,377             0.1%
                  Frutarom Industries, Ltd.                                          2,654     156,005             0.1%
                  Israel Chemicals, Ltd.                                            34,492     148,638             0.0%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
ISRAEL -- (Continued)
                  Mizrahi Tefahot Bank, Ltd.                                          9,961 $  160,685             0.1%
                  Teva Pharmaceutical Industries, Ltd.                                2,817     89,339             0.0%
                  Teva Pharmaceutical Industries, Ltd. Sponsored ADR                    742     23,432             0.0%
                                                                                            ---------- ---------------
TOTAL ISRAEL                                                                                 1,203,099             0.4%
                                                                                            ---------- ---------------
ITALY -- (2.0%)
                  Atlantia SpA                                                       39,408    999,353             0.4%
                  Banca Mediolanum SpA                                               14,958    114,411             0.0%
                  CNH Industrial NV                                                  91,330  1,007,147             0.4%
                  Davide Campari-Milano SpA                                           8,185     96,783             0.0%
                  Enel SpA                                                          180,521    858,230             0.3%
#                 Eni SpA                                                            52,849    819,741             0.3%
                  Ferrari NV(BD6G507)                                                 5,441    409,321             0.2%
                  Ferrari NV(N3167Y103)                                               2,904    218,381             0.1%
*                 Fiat Chrysler Automobiles NV                                       54,412    618,039             0.2%
*                 Leonardo SpA                                                       23,891    375,439             0.1%
                  Luxottica Group SpA                                                 4,342    251,014             0.1%
                  Prysmian SpA                                                        3,720    107,354             0.0%
                  Recordati SpA                                                       5,894    218,433             0.1%
                                                                                            ---------- ---------------
TOTAL ITALY                                                                                  6,093,646             2.2%
                                                                                            ---------- ---------------
JAPAN -- (20.2%)
                  ABC-Mart, Inc.                                                      1,900    105,620             0.0%
#                 Ain Holdings, Inc.                                                  1,700    117,769             0.0%
                  Air Water, Inc.                                                     8,000    154,087             0.1%
                  Ajinomoto Co., Inc.                                                15,500    302,037             0.1%
#                 Alps Electric Co., Ltd.                                            24,000    705,425             0.2%
                  Asahi Group Holdings, Ltd.                                         16,600    627,209             0.2%
                  Asahi Intecc Co., Ltd.                                              4,800    213,390             0.1%
                  Astellas Pharma, Inc.                                              85,000  1,120,904             0.4%
                  Bandai Namco Holdings, Inc.                                        16,700    524,156             0.2%
                  Bridgestone Corp.                                                  21,487    896,250             0.3%
                  Brother Industries, Ltd.                                           21,700    446,491             0.1%
#                 Calbee, Inc.                                                        3,400    118,869             0.0%
                  Canon, Inc.                                                         7,900    262,185             0.1%
                  Casio Computer Co., Ltd.                                           18,700    263,548             0.1%
                  Cosmos Pharmaceutical Corp.                                           800    161,869             0.1%
                  CyberAgent, Inc.                                                   10,800    335,554             0.1%
                  Daifuku Co., Ltd.                                                   6,400    161,777             0.1%
                  Daiichikosho Co., Ltd.                                              3,700    160,587             0.1%
                  Daikin Industries, Ltd.                                             9,300    904,179             0.3%
                  Daito Trust Construction Co., Ltd.                                  6,200    912,349             0.3%
                  Daiwa House Industry Co., Ltd.                                     23,600    701,604             0.2%
                  Dentsu, Inc.                                                        5,500    310,459             0.1%
                  Disco Corp.                                                           400     63,271             0.0%
                  DMG Mori Co., Ltd.                                                  1,700     28,071             0.0%
                  Don Quijote Holdings Co., Ltd.                                      5,900    214,960             0.1%
                  FamilyMart UNY Holdings Co., Ltd.                                   1,100     62,180             0.0%
                  Fast Retailing Co., Ltd.                                            1,400    457,265             0.2%
                  FP Corp.                                                            2,200    104,758             0.0%
                  Fuji Electric Co., Ltd.                                            56,000    306,952             0.1%
                  Fujitsu General, Ltd.                                               8,000    169,685             0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Fujitsu, Ltd.                                                      98,000 $  611,747             0.2%
                  GungHo Online Entertainment, Inc.                                  41,400     92,884             0.0%
#                 Harmonic Drive Systems, Inc.                                          800     25,142             0.0%
                  Haseko Corp.                                                       36,400    415,496             0.1%
                  Hikari Tsushin, Inc.                                                1,800    172,877             0.1%
                  Hino Motors, Ltd.                                                  33,500    420,334             0.1%
                  Hitachi Chemical Co., Ltd.                                          5,200    148,923             0.1%
                  Hoshizaki Corp.                                                     1,100     91,776             0.0%
                  Hoya Corp.                                                         15,300    731,230             0.3%
*                 IHI Corp.                                                          98,000    331,866             0.1%
                  Isuzu Motors, Ltd.                                                 15,100    205,240             0.1%
#                 Ito En, Ltd.                                                        5,300    192,183             0.1%
                  Itochu Techno-Solutions Corp.                                       2,400     69,876             0.0%
                  Izumi Co., Ltd.                                                     4,200    210,061             0.1%
                  Japan Exchange Group, Inc.                                         28,300    396,816             0.1%
                  Japan Tobacco, Inc.                                                44,300  1,474,115             0.5%
                  Kagome Co., Ltd.                                                    2,000     54,493             0.0%
                  Kajima Corp.                                                      102,000    692,602             0.2%
                  Kakaku.com, Inc.                                                   12,900    186,165             0.1%
                  Kaken Pharmaceutical Co., Ltd.                                      3,200    190,059             0.1%
                  Kansai Paint Co., Ltd.                                              7,600    168,236             0.1%
                  Kao Corp.                                                          19,400  1,070,563             0.4%
                  KDDI Corp.                                                         98,300  2,606,331             0.9%
                  Keihan Holdings Co., Ltd.                                          38,000    239,062             0.1%
                  Kewpie Corp.                                                        5,300    134,859             0.0%
                  Kikkoman Corp.                                                      5,000    153,878             0.1%
                  Kirin Holdings Co., Ltd.                                           42,100    819,591             0.3%
                  Koito Manufacturing Co., Ltd.                                       9,300    480,559             0.2%
#                 Konami Holdings Corp.                                               4,700    195,648             0.1%
                  Kose Corp.                                                          1,700    161,508             0.1%
                  Kubota Corp.                                                       27,200    428,476             0.1%
                  Kyudenko Corp.                                                      2,300     65,908             0.0%
                  Lawson, Inc.                                                        3,100    205,682             0.1%
                  Lion Corp.                                                          6,000    108,420             0.0%
                  M3, Inc.                                                           18,300    467,823             0.2%
                  Matsumotokiyoshi Holdings Co., Ltd.                                 1,900     95,291             0.0%
                  Megmilk Snow Brand Co., Ltd.                                        1,700     50,734             0.0%
                  MEIJI Holdings Co., Ltd.                                            4,400    374,021             0.1%
                  Minebea Mitsumi, Inc.                                              38,400    555,529             0.2%
                  Miraca Holdings, Inc.                                               5,300    244,363             0.1%
                  MISUMI Group, Inc.                                                  5,700    107,987             0.0%
                  Mitsubishi Electric Corp.                                          58,000    809,472             0.3%
#                 Mitsubishi Motors Corp.                                            27,900    178,687             0.1%
#                 Mixi, Inc.                                                          4,400    244,086             0.1%
                  MonotaRO Co., Ltd.                                                  5,000    162,733             0.1%
                  Morinaga & Co., Ltd.                                                1,200     56,707             0.0%
                  Murata Manufacturing Co., Ltd.                                      7,800  1,047,739             0.4%
                  Nabtesco Corp.                                                      4,700    133,247             0.0%
                  NGK Insulators, Ltd.                                               18,600    397,969             0.1%
                  Nichirei Corp.                                                     10,000    248,926             0.1%
                  Nidec Corp.                                                         3,000    275,262             0.1%
                  Nifco, Inc.                                                         5,200    259,671             0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
JAPAN -- (Continued)
                  Nihon Kohden Corp.                                                  3,400 $   76,999             0.0%
                  Nihon M&A Center, Inc.                                              5,900    201,502             0.1%
                  Nippon Paint Holdings Co., Ltd.                                     7,800    299,195             0.1%
#                 Nipro Corp.                                                        10,900    165,391             0.1%
                  Nissan Chemical Industries, Ltd.                                    5,400    167,483             0.1%
                  Nitori Holdings Co., Ltd.                                           3,500    455,393             0.2%
                  Nitto Denko Corp.                                                   3,700    278,613             0.1%
                  Nomura Research Institute, Ltd.                                     6,710    233,649             0.1%
                  NS Solutions Corp.                                                    600     13,147             0.0%
                  NSK, Ltd.                                                          37,600    514,182             0.2%
                  NTT Data Corp.                                                      8,100    376,120             0.1%
                  NTT DOCOMO, Inc.                                                   55,900  1,352,616             0.5%
                  Olympus Corp.                                                      11,200    431,848             0.1%
                  Omron Corp.                                                         8,700    364,245             0.1%
                  Oracle Corp. Japan                                                  3,800    218,935             0.1%
#                 Orient Corp.                                                       24,600     43,908             0.0%
                  Oriental Land Co., Ltd.                                             3,400    195,277             0.1%
                  Otsuka Corp.                                                        2,400    128,556             0.0%
                  Panasonic Corp.                                                   118,200  1,413,464             0.5%
                  Park24 Co., Ltd.                                                    9,400    242,537             0.1%
#*                PeptiDream, Inc.                                                    2,000    119,736             0.0%
                  Pigeon Corp.                                                        9,600    297,656             0.1%
#                 Pilot Corp.                                                         1,900     77,240             0.0%
                  Rakuten, Inc.                                                      26,600    272,492             0.1%
                  Recruit Holdings Co., Ltd.                                          9,800    495,315             0.2%
                  Relo Group, Inc.                                                    9,000    147,670             0.1%
                  Resorttrust, Inc.                                                   6,300    108,439             0.0%
                  Rohto Pharmaceutical Co., Ltd.                                      1,000     18,670             0.0%
                  Ryohin Keikaku Co., Ltd.                                            2,100    473,548             0.2%
                  Sanwa Holdings Corp.                                               18,700    188,499             0.1%
                  Sawai Pharmaceutical Co., Ltd.                                      1,800     98,361             0.0%
                  SCREEN Holdings Co., Ltd.                                           2,000    145,273             0.1%
                  SCSK Corp.                                                          2,500    100,644             0.0%
                  Secom Co., Ltd.                                                     5,300    384,902             0.1%
#                 Seibu Holdings, Inc.                                               13,800    241,086             0.1%
                  Seiko Epson Corp.                                                  22,900    469,067             0.2%
                  Sekisui Chemical Co., Ltd.                                         36,700    615,959             0.2%
#                 Seria Co., Ltd.                                                     3,400    152,315             0.1%
                  Seven & I Holdings Co., Ltd.                                       30,200  1,275,466             0.5%
#                 Seven Bank, Ltd.                                                   49,700    166,926             0.1%
                  Shimadzu Corp.                                                     13,000    220,686             0.1%
                  Shimano, Inc.                                                       1,500    229,566             0.1%
                  Shimizu Corp.                                                      17,000    163,029             0.1%
                  Shionogi & Co., Ltd.                                                3,700    190,542             0.1%
                  Shiseido Co., Ltd.                                                 10,400    281,742             0.1%
                  Showa Shell Sekiyu K.K.                                            19,100    184,463             0.1%
                  Skylark Co., Ltd.                                                  12,200    184,513             0.1%
                  SoftBank Group Corp.                                               49,540  3,757,741             1.3%
                  Sohgo Security Services Co., Ltd.                                   3,500    152,804             0.1%
                  Sony Corp.                                                         50,500  1,732,873             0.6%
                  Stanley Electric Co., Ltd.                                          6,800    199,118             0.1%
                  Start Today Co., Ltd.                                              14,700    313,673             0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
JAPAN -- (Continued)
                  Subaru Corp.                                                       32,900 $ 1,247,307             0.4%
                  Sundrug Co., Ltd.                                                   4,400     154,312             0.1%
                  Suntory Beverage & Food, Ltd.                                       5,500     247,799             0.1%
                  Suruga Bank, Ltd.                                                   8,800     183,978             0.1%
                  Suzuki Motor Corp.                                                 19,000     794,256             0.3%
                  Sysmex Corp.                                                        8,700     529,896             0.2%
                  Taisei Corp.                                                       90,000     686,285             0.2%
                  Taiyo Nippon Sanso Corp.                                            9,500     113,565             0.0%
                  Takeda Pharmaceutical Co., Ltd.                                    18,100     868,322             0.3%
                  Temp Holdings Co., Ltd.                                             9,000     169,363             0.1%
                  Terumo Corp.                                                        6,300     230,067             0.1%
                  Toho Co., Ltd.                                                      3,800     109,071             0.0%
                  Tokyo Electron, Ltd.                                                2,700     327,763             0.1%
                  Toray Industries, Inc.                                             57,000     504,472             0.2%
                  Tosoh Corp.                                                        22,000     206,769             0.1%
                  TOTO, Ltd.                                                          6,499     247,952             0.1%
                  Toyo Tire & Rubber Co., Ltd.                                        6,500     114,333             0.0%
                  Toyota Boshoku Corp.                                                8,200     173,509             0.1%
                  Trend Micro, Inc.                                                   6,300     277,192             0.1%
                  Tsuruha Holdings, Inc.                                              1,900     192,332             0.1%
                  Ulvac, Inc.                                                         3,500     164,318             0.1%
                  Unicharm Corp.                                                     11,500     279,671             0.1%
                  Universal Entertainment Corp.                                         400      11,992             0.0%
                  USS Co., Ltd.                                                       9,700     171,602             0.1%
                  Welcia Holdings Co., Ltd.                                           2,200      70,790             0.0%
#                 Yahoo Japan Corp.                                                  32,700     140,061             0.1%
                  Yamaha Motor Co., Ltd.                                             23,100     548,591             0.2%
                  Yamato Holdings Co., Ltd.                                          15,900     343,582             0.1%
                  Yamazaki Baking Co., Ltd.                                          10,000     211,067             0.1%
                  Yaskawa Electric Corp.                                             21,300     407,128             0.1%
                  Yokogawa Electric Corp.                                            11,900     183,918             0.1%
                  Zenkoku Hosho Co., Ltd.                                             3,900     141,082             0.1%
                  Zensho Holdings Co., Ltd.                                          10,200     174,595             0.1%
                                                                                            ----------- ---------------
TOTAL JAPAN                                                                                  61,036,327            22.1%
                                                                                            ----------- ---------------
NETHERLANDS -- (2.7%)
*                 Altice NV Class A                                                  19,293     479,358             0.2%
*                 Altice NV Class B                                                   5,221     129,858             0.0%
#                 GrandVision NV                                                      8,146     212,614             0.1%
                  Heineken NV                                                         5,276     470,583             0.2%
                  Koninklijke KPN NV                                                332,172     960,315             0.4%
                  Koninklijke Vopak NV                                                2,113      95,356             0.0%
                  Randstad Holding NV                                                 6,424     382,986             0.1%
#                 RELX NV                                                            71,813   1,387,696             0.5%
                  Unilever NV(B12T3J1)                                                9,659     505,991             0.2%
                  Unilever NV(904784709)                                             55,092   2,878,006             1.0%
                  Wolters Kluwer NV                                                  19,546     829,418             0.3%
                                                                                            ----------- ---------------
TOTAL NETHERLANDS                                                                             8,332,181             3.0%
                                                                                            ----------- ---------------
NEW ZEALAND -- (0.3%)
                  Fisher & Paykel Healthcare Corp., Ltd.                             60,982     421,874             0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
NEW ZEALAND -- (Continued)
                  Spark New Zealand, Ltd.                                           168,341 $  426,616             0.2%
                                                                                            ---------- ---------------
TOTAL NEW ZEALAND                                                                              848,490             0.3%
                                                                                            ---------- ---------------
NORWAY -- (0.6%)
                  Aker ASA Class A                                                    1,577     59,882             0.0%
                  Aker BP ASA                                                         8,093    137,023             0.1%
                  Bakkafrost P/F                                                      1,610     54,548             0.0%
                  Gjensidige Forsikring ASA                                          10,145    155,854             0.1%
#                 Kongsberg Gruppen ASA                                               4,736     73,886             0.0%
                  Leroy Seafood Group ASA                                             1,986     99,899             0.0%
#                 Marine Harvest ASA                                                 24,521    407,983             0.2%
                  Salmar ASA                                                          2,108     50,018             0.0%
                  Telenor ASA                                                        38,705    625,226             0.2%
                  TGS Nopec Geophysical Co. ASA                                       5,707    124,419             0.1%
                  Veidekke ASA                                                        4,272     56,885             0.0%
                                                                                            ---------- ---------------
TOTAL NORWAY                                                                                 1,845,623             0.7%
                                                                                            ---------- ---------------
SINGAPORE -- (0.9%)
                  Dairy Farm International Holdings, Ltd.                            21,800    193,910             0.1%
                  Great Eastern Holdings, Ltd.                                        4,300     67,409             0.0%
                  Jardine Cycle & Carriage, Ltd.                                      8,144    275,597             0.1%
                  SATS, Ltd.                                                         64,300    234,470             0.1%
                  Singapore Exchange, Ltd.                                           81,500    431,861             0.2%
                  Singapore Technologies Engineering, Ltd.                          155,600    422,097             0.1%
                  Singapore Telecommunications, Ltd.(B02PY22)                       196,800    526,889             0.2%
                  Singapore Telecommunications, Ltd.(B02PY00)                        31,400     83,795             0.0%
#                 StarHub, Ltd.                                                      59,100    117,849             0.0%
                  United Overseas Bank, Ltd.                                         34,200    532,484             0.2%
                                                                                            ---------- ---------------
TOTAL SINGAPORE                                                                              2,886,361             1.0%
                                                                                            ---------- ---------------
SPAIN -- (2.8%)
#                 Abertis Infraestructuras SA                                        20,825    366,096             0.1%
                  ACS Actividades de Construccion y Servicios SA                     17,082    632,885             0.2%
                  Aena SA                                                             2,553    450,125             0.2%
                  Amadeus IT Group SA                                                42,665  2,302,598             0.8%
                  Endesa SA                                                          14,013    330,050             0.1%
                  Gamesa Corp. Tecnologica SA                                         6,210    133,930             0.1%
                  Gas Natural SDG SA                                                 14,153    319,823             0.1%
                  Grifols SA                                                          6,830    183,322             0.1%
                  Industria de Diseno Textil SA                                      23,520    901,314             0.3%
                  Telefonica SA                                                     251,329  2,779,681             1.0%
                                                                                            ---------- ---------------
TOTAL SPAIN                                                                                  8,399,824             3.0%
                                                                                            ---------- ---------------
SWEDEN -- (2.4%)
#                 Alfa Laval AB                                                      14,689    301,002             0.1%
#                 Assa Abloy AB Class B                                               5,799    125,519             0.0%
                  Atlas Copco AB Class A                                             19,915    743,926             0.3%
                  Atlas Copco AB Class B                                             11,219    372,808             0.1%
                  Axfood AB                                                           4,412     70,013             0.0%
#                 Electrolux AB Series B                                             22,922    680,258             0.2%
                  Hennes & Mauritz AB Class B                                        29,466    729,593             0.3%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                    SHARES    VALUE++   OF NET ASSETS**
                                                                                    ------- ----------- ---------------
SWEDEN -- (Continued)
#                 Hexpol AB                                                          13,698 $   152,180             0.1%
                  Husqvarna AB Class B                                               21,600     214,725             0.1%
                  NCC AB Class B                                                      5,786     153,718             0.1%
                  Nibe Industrier AB Class B                                          8,518      75,445             0.0%
                  Peab AB                                                             9,025      98,561             0.0%
#                 Sandvik AB                                                         40,813     654,317             0.2%
                  Securitas AB Class B                                               26,151     432,234             0.2%
                  Skanska AB Class B                                                 11,414     272,813             0.1%
                  SKF AB Class A                                                        994      21,828             0.0%
                  SKF AB Class B                                                     37,691     827,135             0.3%
                  Svenska Cellulosa AB SCA Class B                                   14,086     466,349             0.2%
                  Volvo AB Class A                                                    4,185      68,334             0.0%
                  Volvo AB Class B                                                   41,863     683,659             0.3%
                                                                                            ----------- ---------------
TOTAL SWEDEN                                                                                  7,144,417             2.6%
                                                                                            ----------- ---------------
SWITZERLAND -- (7.6%)
                  ABB, Ltd.                                                          41,104   1,007,223             0.4%
*                 Actelion, Ltd.                                                      5,892   1,668,413             0.6%
                  EMS-Chemie Holding AG                                                 292     182,971             0.1%
#                 Galenica AG                                                           245     266,211             0.1%
                  Geberit AG                                                          2,007     914,203             0.3%
                  Givaudan SA                                                           757   1,458,520             0.5%
                  Kuehne + Nagel International AG                                     2,703     408,789             0.1%
                  Logitech International SA                                           2,400      79,632             0.0%
                  Nestle SA                                                          31,825   2,451,176             0.9%
#                 Partners Group Holding AG                                             936     565,818             0.2%
                  Roche Holding AG(7108918)                                           1,195     313,064             0.1%
                  Roche Holding AG(7110388)                                          30,767   8,050,625             2.9%
                  Schindler Holding AG                                                1,430     284,056             0.1%
                  SGS SA                                                                357     803,896             0.3%
                  Sika AG                                                               226   1,442,414             0.5%
                  Sonova Holding AG                                                   1,440     212,932             0.1%
                  Straumann Holding AG                                                  462     243,869             0.1%
                  Swisscom AG                                                         1,003     437,391             0.2%
*                 Syngenta AG                                                         4,072   1,892,394             0.7%
                  Temenos Group AG                                                    2,454     212,408             0.1%
                                                                                            ----------- ---------------
TOTAL SWITZERLAND                                                                            22,896,005             8.3%
                                                                                            ----------- ---------------
UNITED KINGDOM -- (14.9%)
                  Admiral Group P.L.C.                                               10,526     274,104             0.1%
                  Ashtead Group P.L.C.                                               58,625   1,236,749             0.5%
#                 AstraZeneca P.L.C. Sponsored ADR                                   75,668   2,288,957             0.8%
                  BAE Systems P.L.C.                                                288,037   2,339,428             0.8%
                  Berkeley Group Holdings P.L.C.                                      6,214     262,091             0.1%
#                 British American Tobacco P.L.C.                                    21,589   1,458,624             0.5%
#                 British American Tobacco P.L.C. Sponsored ADR                      54,356   3,698,382             1.3%
                  BT Group P.L.C.                                                   373,130   1,471,977             0.5%
                  Bunzl P.L.C.                                                       12,076     376,458             0.1%
                  Burberry Group P.L.C.                                              23,812     497,629             0.2%
                  Capita P.L.C.                                                      38,821     279,811             0.1%
                  Centrica P.L.C.                                                   689,470   1,766,731             0.6%
                  Compass Group P.L.C.                                               61,716   1,246,085             0.5%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
UNITED KINGDOM -- (Continued)
                  Croda International P.L.C.                                            9,046 $    440,913             0.2%
                  Diageo P.L.C.                                                           999       29,078             0.0%
                  Diageo P.L.C. Sponsored ADR                                          14,028    1,647,308             0.6%
                  DS Smith P.L.C.                                                      49,156      274,829             0.1%
                  Experian P.L.C.                                                      59,766    1,285,731             0.5%
                  G4S P.L.C.                                                          115,142      454,641             0.2%
                  GKN P.L.C.                                                           58,511      271,916             0.1%
#                 GlaxoSmithKline P.L.C. Sponsored ADR                                107,168    4,383,171             1.6%
                  Hargreaves Lansdown P.L.C.                                           24,513      437,629             0.2%
                  Imperial Brands P.L.C.                                               26,474    1,296,519             0.5%
                  Inmarsat P.L.C.                                                      35,573      376,216             0.1%
#                 InterContinental Hotels Group P.L.C. ADR                             14,716      776,849             0.3%
                  International Consolidated Airlines Group SA                         97,385      706,056             0.3%
                  Intertek Group P.L.C.                                                14,357      755,626             0.3%
                  ITV P.L.C.                                                          328,566      893,576             0.3%
                  Johnson Matthey P.L.C.                                                8,224      317,228             0.1%
*                 Liberty Global P.L.C. LiLAC Class A                                      43          929             0.0%
                  Merlin Entertainments P.L.C.                                         31,295      204,835             0.1%
                  Mondi P.L.C.                                                         22,366      578,640             0.2%
                  Next P.L.C.                                                          12,079      673,327             0.2%
                  Persimmon P.L.C.                                                     10,879      328,253             0.1%
                  Provident Financial P.L.C.                                            8,946      371,324             0.1%
                  Reckitt Benckiser Group P.L.C.                                        8,728      804,176             0.3%
                  RELX P.L.C.                                                          51,970    1,053,677             0.4%
                  Rentokil Initial P.L.C.                                             152,035      490,174             0.2%
                  Rightmove P.L.C.                                                      7,681      416,435             0.2%
                  Rolls-Royce Holdings P.L.C.(B63H849)                                139,974    1,471,338             0.5%
                  Rolls-Royce Holdings P.L.C.(BYXYLJ2)                              9,938,154       12,872             0.0%
                  Sage Group P.L.C. (The)                                              23,500      203,982             0.1%
                  Sky P.L.C.                                                           55,248      709,732             0.3%
                  Smiths Group P.L.C.                                                   5,972      126,955             0.0%
                  SSE P.L.C.                                                           51,387      925,703             0.3%
                  St. James's Place P.L.C.                                              4,348       64,626             0.0%
*                 Tesco P.L.C.                                                        417,494      990,802             0.4%
                  TUI AG                                                               64,673      940,868             0.3%
                  Unilever P.L.C.                                                         712       36,631             0.0%
                  Unilever P.L.C. Sponsored ADR                                        35,654    1,830,476             0.7%
                  Whitbread P.L.C.                                                      6,223      325,134             0.1%
                  Wolseley P.L.C.                                                      12,294      781,371             0.3%
                  Worldpay Group P.L.C.                                                31,422      122,029             0.0%
                                                                                              ------------ ---------------
TOTAL UNITED KINGDOM                                                                            45,008,601            16.3%
                                                                                              ------------ ---------------
TOTAL COMMON STOCKS                                                                            273,416,768            99.0%
                                                                                              ============ ===============
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
                  Fuchs Petrolub SE                                                     3,032      156,388             0.1%
#                 Sartorius AG                                                          2,864      262,205             0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
GERMANY -- (Continued)
                  Schaeffler AG                                                         8,786 $    151,537             0.0%
                                                                                              ------------ ---------------
TOTAL GERMANY                                                                                      570,130             0.2%
                                                                                              ------------ ---------------
TOTAL PREFERRED STOCKS                                                                             570,130             0.2%
                                                                                              ------------ ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*                 TPG Telecom, Ltd. Rights 5/12/17                                      1,389           --             0.0%
                                                                                              ------------ ---------------
TOTAL INVESTMENT SECURITIES                                                                    273,986,898
                                                                                              ------------

                                                                                                VALUE+
                                                                                              ------------
SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@              DFA Short Term Investment Fund                                    2,471,163   28,598,768            10.4%
                                                                                              ------------ ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $274,532,392)                                             $302,585,666           109.6%
                                                                                              ============ ===============

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ---------------------------------------------
                                                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                                  ----------- ------------ ------- ------------
Common Stocks
   Australia                                                               -- $ 18,150,462      -- $ 18,150,462
   Austria                                                                 --      294,032      --      294,032
   Belgium                                                                 --    2,281,238      --    2,281,238
   Canada                                                         $22,783,747           --      --   22,783,747
   Denmark                                                                 --    3,442,466      --    3,442,466
   Finland                                                                 --    2,082,344      --    2,082,344
   France                                                                  --   24,746,883      --   24,746,883
   Germany                                                                 --   24,809,246      --   24,809,246
   Hong Kong                                                               --    7,965,488      --    7,965,488
   Ireland                                                                 --    1,166,288      --    1,166,288
   Israel                                                             178,809    1,024,290      --    1,203,099
   Italy                                                              218,381    5,875,265      --    6,093,646
   Japan                                                                   --   61,036,327      --   61,036,327
   Netherlands                                                      2,878,006    5,454,175      --    8,332,181
   New Zealand                                                             --      848,490      --      848,490
   Norway                                                                  --    1,845,623      --    1,845,623
   Singapore                                                               --    2,886,361      --    2,886,361
   Spain                                                                   --    8,399,824      --    8,399,824
   Sweden                                                                  --    7,144,417      --    7,144,417
   Switzerland                                                      1,748,045   21,147,960      --   22,896,005
   United Kingdom                                                  14,626,072   30,382,529      --   45,008,601
Preferred Stocks
   Germany                                                                 --      570,130      --      570,130
Securities Lending Collateral                                              --   28,598,768      --   28,598,768
                                                                  ----------- ------------      -- ------------
TOTAL                                                             $42,433,060 $260,152,606      -- $302,585,666
                                                                  =========== ============      == ============

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
COMMON STOCKS -- (87.9%)
AUSTRALIA -- (5.7%)
                  Adelaide Brighton, Ltd.                                            67,274 $298,257             0.2%
                  Ainsworth Game Technology, Ltd.                                     3,568    4,968             0.0%
                  Altium, Ltd.                                                       13,863   85,005             0.1%
                  Amaysim Australia, Ltd.                                            20,734   27,603             0.0%
                  AP Eagers, Ltd.                                                    12,547   75,524             0.1%
                  APN News & Media, Ltd.                                              6,770   12,617             0.0%
                  APN Outdoor Group, Ltd.                                            22,812   92,987             0.1%
#                 Appen, Ltd.                                                        11,057   22,008             0.0%
#                 ARB Corp., Ltd.                                                     9,406  109,066             0.1%
                  Asaleo Care, Ltd.                                                  51,720   69,405             0.1%
                  Automotive Holdings Group, Ltd.                                    21,285   59,396             0.0%
                  Bapcor, Ltd.                                                        2,578   10,081             0.0%
#                 Bellamy's Australia, Ltd.                                          11,581   44,524             0.0%
#                 Blackmores, Ltd.                                                    1,573  125,442             0.1%
                  Breville Group, Ltd.                                               17,892  143,329             0.1%
                  BT Investment Management, Ltd.                                     27,550  246,102             0.2%
                  carsales.com, Ltd.                                                 33,428  293,183             0.2%
                  Class, Ltd.                                                         5,910   12,648             0.0%
                  Codan, Ltd.                                                        12,863   21,102             0.0%
                  Collins Foods, Ltd.                                                15,251   59,854             0.1%
#                 Corporate Travel Management, Ltd.                                  10,042  153,005             0.1%
#                 Credit Corp. Group, Ltd.                                            6,299   85,754             0.1%
                  Data#3, Ltd.                                                        3,483    4,479             0.0%
                  DuluxGroup, Ltd.                                                   63,393  320,978             0.2%
#                 Event Hospitality and Entertainment, Ltd.                          13,216  128,586             0.1%
                  Evolution Mining, Ltd.                                             97,383  169,262             0.1%
                  Fairfax Media, Ltd.                                               130,299  103,297             0.1%
#                 Flight Centre Travel Group, Ltd.                                    7,625  179,353             0.1%
                  G8 Education, Ltd.                                                 41,853  115,800             0.1%
#                 GBST Holdings, Ltd.                                                 6,528   14,224             0.0%
                  GUD Holdings, Ltd.                                                 11,231  104,542             0.1%
                  GWA Group, Ltd.                                                    30,909   72,185             0.1%
                  Hansen Technologies, Ltd.                                          24,259   65,372             0.1%
                  IDP Education, Ltd.                                                 1,303    4,490             0.0%
                  Infomedia, Ltd.                                                    45,242   24,011             0.0%
                  Integrated Research, Ltd.                                          19,978   44,842             0.0%
                  InvoCare, Ltd.                                                     17,853  194,786             0.1%
                  IRESS, Ltd.                                                        21,560  200,761             0.2%
#                 iSentia Group, Ltd.                                                29,237   31,700             0.0%
                  IVE Group, Ltd.                                                    10,920   19,114             0.0%
#                 JB Hi-Fi, Ltd.                                                     18,244  337,075             0.3%
                  Link Administration Holdings, Ltd.                                 40,204  232,393             0.2%
                  Magellan Financial Group, Ltd.                                     19,501  343,738             0.3%
                  McMillan Shakespeare, Ltd.                                          8,974   90,774             0.1%
                  Michael Hill International, Ltd.                                   25,002   22,659             0.0%
                  Mineral Resources, Ltd.                                            13,087  104,666             0.1%
                  MNF Group, Ltd.                                                     3,360   11,166             0.0%
                  Monadelphous Group, Ltd.                                           13,250  123,882             0.1%
                  Monash IVF Group, Ltd.                                             29,564   44,060             0.0%
                  Mortgage Choice, Ltd.                                              13,378   22,844             0.0%
                  MYOB Group, Ltd.                                                   12,485   32,875             0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
AUSTRALIA -- (Continued)
                  Navitas, Ltd.                                                      34,953 $  120,027             0.1%
                  nib holdings, Ltd.                                                 70,734    317,701             0.2%
                  Nick Scali, Ltd.                                                    6,436     34,674             0.0%
                  Northern Star Resources, Ltd.                                      89,146    289,840             0.2%
#                 OFX Group, Ltd.                                                    31,157     33,468             0.0%
                  oOh!media, Ltd.                                                    20,086     67,756             0.1%
                  Orora, Ltd.                                                        71,964    162,258             0.1%
                  Pact Group Holdings, Ltd.                                          26,005    137,245             0.1%
                  Perpetual, Ltd.                                                     6,203    244,972             0.2%
#                 Platinum Asset Management, Ltd.                                    32,099    111,827             0.1%
                  Pro Medicus, Ltd.                                                   5,887     23,998             0.0%
                  RCG Corp., Ltd.                                                     3,570      2,217             0.0%
                  Reckon, Ltd.                                                        7,098      8,284             0.0%
                  Reece, Ltd.                                                         1,925     58,847             0.0%
                  Regis Healthcare, Ltd.                                             17,655     59,278             0.0%
                  Regis Resources, Ltd.                                              66,897    166,142             0.1%
                  Reject Shop, Ltd. (The)                                             4,062     12,922             0.0%
                  Resolute Mining, Ltd.                                              98,161     91,141             0.1%
#                 Retail Food Group, Ltd.                                            15,906     64,980             0.1%
                  Sandfire Resources NL                                              21,311     92,279             0.1%
#*                Saracen Mineral Holdings, Ltd.                                    119,206     84,146             0.1%
#                 SeaLink Travel Group, Ltd.                                          7,575     24,585             0.0%
                  Servcorp, Ltd.                                                      1,141      5,032             0.0%
                  SG Fleet Group, Ltd.                                               14,919     40,523             0.0%
#                 Silver Chef, Ltd.                                                   4,986     29,070             0.0%
                  Sirtex Medical, Ltd.                                                9,868    114,592             0.1%
                  SmartGroup Corp., Ltd.                                             11,482     55,466             0.0%
                  SpeedCast International, Ltd.                                      20,304     57,786             0.0%
*                 St Barbara, Ltd.                                                   90,318    185,125             0.1%
#                 Super Retail Group, Ltd.                                           20,724    146,366             0.1%
                  Tabcorp Holdings, Ltd.                                            105,571    375,070             0.3%
                  Technology One, Ltd.                                               36,003    147,081             0.1%
#                 Virtus Health, Ltd.                                                 9,903     43,177             0.0%
#                 Vita Group, Ltd.                                                   15,220     25,903             0.0%
                  Webjet, Ltd.                                                       14,643    124,663             0.1%
                                                                                            ---------- ---------------
TOTAL AUSTRALIA                                                                              8,774,215             6.4%
                                                                                            ---------- ---------------
AUSTRIA -- (1.0%)
                  ANDRITZ AG                                                         11,716    647,393             0.5%
#                 DO & CO AG                                                            883     59,594             0.0%
                  Kapsch TrafficCom AG                                                  819     40,139             0.0%
#                 Lenzing AG                                                          1,102    205,446             0.1%
#                 Oesterreichische Post AG                                            5,562    235,942             0.2%
                  Palfinger AG                                                        2,158     88,070             0.1%
                  POLYTEC Holding AG                                                  1,513     26,418             0.0%
                  Porr Ag                                                             1,715     61,332             0.0%
                  Rosenbauer International AG                                           363     21,132             0.0%
#                 Semperit AG Holding                                                   907     24,203             0.0%
                  Telekom Austria AG                                                 10,822     75,948             0.1%
#                 Zumtobel Group AG                                                   4,343     90,437             0.1%
                                                                                            ---------- ---------------
TOTAL AUSTRIA                                                                                1,576,054             1.1%
                                                                                            ---------- ---------------

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
BELGIUM -- (1.4%)
*                 AGFA-Gevaert NV                                                    26,621 $  135,141             0.1%
                  bpost SA                                                           17,072    409,180             0.3%
#*                Cie Immobiliere de Belgique SA                                        376     23,748             0.0%
                  Econocom Group SA                                                  10,531    169,346             0.1%
                  EVS Broadcast Equipment SA                                          1,947     78,416             0.1%
#*                Fagron                                                              7,275     96,016             0.1%
                  Ion Beam Applications                                               2,961    175,756             0.1%
#                 Jensen-Group NV                                                       275     13,160             0.0%
                  Kinepolis Group NV                                                  2,846    164,328             0.1%
                  Lotus Bakeries                                                         55    138,351             0.1%
                  Melexis NV                                                          3,823    318,701             0.2%
                  Ontex Group NV                                                         82      2,736             0.0%
*                 Orange Belgium SA                                                   4,333     90,384             0.1%
                  Resilux                                                                99     16,691             0.0%
                  Sioen Industries NV                                                 1,464     48,770             0.0%
*                 Tessenderlo Chemie NV                                               5,328    218,683             0.2%
                  Umicore SA                                                            381     22,322             0.0%
                  Van de Velde NV                                                     1,365     74,978             0.1%
                                                                                            ---------- ---------------
TOTAL BELGIUM                                                                                2,196,707             1.6%
                                                                                            ---------- ---------------
CANADA -- (8.8%)
                  Ag Growth International, Inc.                                       1,000     40,607             0.0%
                  AGT Food & Ingredients, Inc.                                        2,700     62,365             0.1%
                  Aimia, Inc.                                                        23,797    159,338             0.1%
*                 Air Canada                                                          9,027     85,902             0.1%
#                 AirBoss of America Corp.                                            1,900     17,259             0.0%
                  Algonquin Power & Utilities Corp.                                  32,547    308,291             0.2%
                  Altus Group, Ltd.                                                   5,571    125,700             0.1%
                  Andrew Peller, Ltd. Class A                                         6,300     50,398             0.0%
#*                Avigilon Corp.                                                      6,500     76,664             0.1%
*                 B2Gold Corp.                                                      112,813    283,468             0.2%
#                 Badger Daylighting, Ltd.                                            5,038    119,874             0.1%
#                 Bird Construction, Inc.                                             5,468     38,174             0.0%
                  BMTC Group, Inc.                                                      500      4,659             0.0%
                  Boralex, Inc. Class A                                              11,328    173,358             0.1%
*                 BRP, Inc.                                                           5,174    122,314             0.1%
                  Calian Group, Ltd.                                                    400      7,956             0.0%
#                 Callidus Capital Corp.                                              1,200     15,094             0.0%
*                 Canfor Corp.                                                        7,438    111,702             0.1%
                  Canfor Pulp Products, Inc.                                          2,672     23,157             0.0%
*                 Celestica, Inc.                                                    11,252    160,325             0.1%
                  Cineplex, Inc.                                                      9,583    377,198             0.3%
                  Clearwater Seafoods, Inc.                                           4,851     37,598             0.0%
                  Cogeco Communications, Inc.                                         2,351    134,527             0.1%
                  Cogeco, Inc.                                                        1,000     50,064             0.0%
                  Colliers International Group, Inc.                                  5,309    259,956             0.2%
                  Computer Modelling Group, Ltd.                                     13,356    105,670             0.1%
                  Corby Spirit and Wine, Ltd.                                         1,200     19,560             0.0%
                  Cott Corp.                                                         19,549    257,207             0.2%
*                 CRH Medical Corp.                                                  17,865    105,092             0.1%
*                 Descartes Systems Group, Inc. (The)                                12,319    284,274             0.2%
                  DHX Media, Ltd.                                                    13,900     58,551             0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
CANADA -- (Continued)
*                 DIRTT Environmental Solutions                                      7,400 $ 35,887             0.0%
*                 Endeavour Mining Corp.                                             8,365  138,002             0.1%
                  Enercare, Inc.                                                    15,087  239,615             0.2%
                  Enghouse Systems, Ltd.                                             2,907  127,456             0.1%
                  Evertz Technologies, Ltd.                                          3,300   40,856             0.0%
#                 Exchange Income Corp.                                              3,800   97,572             0.1%
                  Exco Technologies, Ltd.                                            4,161   34,506             0.0%
#                 Extendicare, Inc.                                                 12,625   92,395             0.1%
                  Fiera Capital Corp.                                                  600    6,259             0.0%
                  Finning International, Inc.                                        5,300  100,793             0.1%
#*                First Majestic Silver Corp.                                       17,100  139,050             0.1%
#                 First National Financial Corp.                                     2,437   41,079             0.0%
                  FirstService Corp.                                                 5,450  339,165             0.3%
#                 Gamehost, Inc.                                                     2,400   18,197             0.0%
                  Gluskin Sheff + Associates, Inc.                                   3,747   46,609             0.0%
*                 Great Canadian Gaming Corp.                                        7,800  139,252             0.1%
*                 Guyana Goldfields, Inc.                                           19,661   97,509             0.1%
                  High Liner Foods, Inc.                                             3,616   50,066             0.0%
                  Information Services Corp.                                         2,603   35,544             0.0%
                  Innergex Renewable Energy, Inc.                                   14,600  149,096             0.1%
                  Intertape Polymer Group, Inc.                                     10,946  193,252             0.1%
                  Jean Coutu Group PJC, Inc. (The) Class A                          12,258  200,611             0.2%
#                 K-Bro Linen, Inc.                                                    803   23,207             0.0%
*                 Kinaxis, Inc.                                                      1,400   83,946             0.1%
*                 Kirkland Lake Gold, Ltd.                                          24,393  168,868             0.1%
*                 Klondex Mines, Ltd.                                               25,638   91,655             0.1%
                  Labrador Iron Ore Royalty Corp.                                    7,700  100,012             0.1%
                  Leon's Furniture, Ltd.                                             2,432   30,234             0.0%
                  Logistec Corp. Class B                                               800   21,684             0.0%
                  Lucara Diamond Corp.                                              51,000  117,688             0.1%
                  MacDonald Dettwiler & Associates, Ltd.                             4,781  236,064             0.2%
                  Magellan Aerospace Corp.                                           2,900   43,552             0.0%
                  Maple Leaf Foods, Inc.                                             5,802  145,236             0.1%
                  Mediagrif Interactive Technologies, Inc.                           1,500   16,977             0.0%
#                 Medical Facilities Corp.                                           5,347   63,731             0.1%
#                 Morneau Shepell, Inc.                                              9,000  132,852             0.1%
                  MTY Food Group, Inc.                                               3,000  103,029             0.1%
                  Mullen Group, Ltd.                                                13,154  144,255             0.1%
                  New Flyer Industries, Inc.                                         6,683  248,951             0.2%
                  Norbord, Inc.                                                      7,600  235,285             0.2%
                  North West Co., Inc. (The)                                         7,493  176,752             0.1%
#                 Northland Power, Inc.                                             17,566  310,514             0.2%
*                 NuVista Energy, Ltd.                                              20,100   90,557             0.1%
                  OceanaGold Corp.                                                  80,480  262,361             0.2%
                  Pan American Silver Corp.                                         19,000  318,604             0.2%
*                 Parex Resources, Inc.                                              6,080   75,496             0.1%
                  Parkland Fuel Corp.                                               14,012  304,865             0.2%
*                 Points International, Ltd.                                           700    6,241             0.0%
                  Premium Brands Holdings Corp.                                      3,800  237,846             0.2%
*                 Pulse Seismic, Inc.                                               15,400   28,994             0.0%
*                 Raging River Exploration, Inc.                                    32,081  187,309             0.1%
                  Richelieu Hardware, Ltd.                                           8,445  187,949             0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                            PERCENTAGE
                                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                                    --------- ----------- ---------------
CANADA -- (Continued)
*                 Richmont Mines, Inc.                                                 10,195 $    77,076             0.1%
                  Rogers Sugar, Inc.                                                   11,900      54,224             0.0%
                  Russel Metals, Inc.                                                   7,700     147,677             0.1%
                  Sandvine Corp.                                                        4,232       9,859             0.0%
*                 SEMAFO, Inc.                                                         47,500     109,263             0.1%
#                 Sienna Senior Living, Inc.                                            5,790      72,871             0.1%
*                 Sierra Wireless, Inc.                                                 4,100     103,743             0.1%
*                 Solium Capital, Inc.                                                  1,200       7,024             0.0%
*                 Spartan Energy Corp.                                                 16,600      27,726             0.0%
*                 Spin Master Corp.                                                       500      14,366             0.0%
                  Stantec, Inc.                                                        15,460     396,736             0.3%
                  Stella-Jones, Inc.                                                    6,700     212,233             0.2%
#                 Student Transportation, Inc.                                         10,055      59,739             0.0%
                  Superior Plus Corp.                                                  20,838     199,518             0.2%
*                 Tembec, Inc.                                                         10,800      23,419             0.0%
                  TFI International, Inc.                                              12,750     277,594             0.2%
*                 Theratechnologies, Inc.                                              12,159      58,878             0.0%
*                 Torex Gold Resources, Inc.                                            7,628     129,196             0.1%
                  Toromont Industries, Ltd.                                            12,004     427,028             0.3%
                  Transcontinental, Inc. Class A                                        6,800     121,300             0.1%
#                 Uni-Select, Inc.                                                      7,000     185,480             0.1%
#*                Wesdome Gold Mines, Ltd.                                              6,400      15,894             0.0%
                  West Fraser Timber Co., Ltd.                                          1,300      58,417             0.0%
                  Western Forest Products, Inc.                                        57,628      90,766             0.1%
                  Westshore Terminals Investment Corp.                                  8,641     151,101             0.1%
                  Winpak, Ltd.                                                          5,300     226,513             0.2%
#                 ZCL Composites, Inc.                                                  4,900      52,947             0.0%
                                                                                              ----------- ---------------
TOTAL CANADA                                                                                   13,544,375             9.8%
                                                                                              ----------- ---------------
CHINA -- (0.1%)
#                 BEP International Holdings, Ltd.                                  1,800,000      90,108             0.1%
                                                                                              ----------- ---------------
DENMARK -- (2.0%)
                  ALK-Abello A.S.                                                         550      85,803             0.1%
                  Ambu A.S. Class B                                                     4,120     202,702             0.2%
                  Brodrene Hartmann A.S.                                                  300      15,257             0.0%
                  DFDS A.S.                                                             3,783     225,566             0.2%
#                 GN Store Nord A.S.                                                   23,180     602,519             0.4%
*                 H+H International A.S. Class B                                        2,233      31,047             0.0%
                  IC Group A.S.                                                           770      18,566             0.0%
#                 NNIT A.S.                                                             1,482      41,746             0.0%
                  Per Aarsleff Holding A.S.                                               271       6,951             0.0%
                  Rockwool International A.S. Class A                                     630     110,676             0.1%
                  Rockwool International A.S. Class B                                   1,119     204,847             0.2%
                  Royal Unibrew A.S.                                                    6,763     294,276             0.2%
                  RTX A.S.                                                                548      16,577             0.0%
                  SimCorp A.S.                                                          6,672     418,012             0.3%
*                 Topdanmark A.S.                                                      11,942     326,959             0.2%
                  Tryg A.S.                                                               562      10,783             0.0%
*                 William Demant Holding A.S.                                          17,995     411,864             0.3%
                                                                                              ----------- ---------------
TOTAL DENMARK                                                                                   3,024,151             2.2%
                                                                                              ----------- ---------------

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
FINLAND -- (2.6%)
                  Alma Media Oyj                                                     2,698 $   16,230             0.0%
                  Asiakastieto Group Oyj                                               579     11,338             0.0%
                  Elisa Oyj                                                         16,557    563,053             0.4%
#                 Huhtamaki Oyj                                                     10,672    413,673             0.3%
                  Konecranes Oyj                                                     8,216    344,557             0.2%
                  Lassila & Tikanoja Oyj                                             5,531    107,315             0.1%
                  Nokian Renkaat Oyj                                                15,580    669,641             0.5%
                  Olvi Oyj Class A                                                     299      9,237             0.0%
                  Oriola Oyj Class A                                                   683      2,942             0.0%
                  Oriola Oyj Class B                                                17,922     75,503             0.1%
                  Orion Oyj Class A                                                  3,737    213,097             0.2%
                  Orion Oyj Class B                                                 14,096    807,835             0.6%
                  Ponsse Oy                                                          1,593     40,292             0.0%
                  Ramirent Oyj                                                       5,723     54,418             0.0%
                  Revenio Group Oyj                                                    746     29,776             0.0%
                  Tieto Oyj                                                          8,478    265,837             0.2%
                  Tikkurila Oyj                                                      6,215    123,065             0.1%
                  Uponor Oyj                                                         8,339    157,914             0.1%
                  Vaisala Oyj Class A                                                1,600     76,707             0.1%
                                                                                           ---------- ---------------
TOTAL FINLAND                                                                               3,982,430             2.9%
                                                                                           ---------- ---------------
FRANCE -- (4.6%)
*                 Air France-KLM                                                    17,150    144,079             0.1%
                  Akka Technologies                                                    886     41,401             0.0%
                  Alten SA                                                           3,482    295,076             0.2%
                  Altran Technologies SA                                            16,832    282,421             0.2%
                  Aubay                                                                818     24,840             0.0%
                  Bastide le Confort Medical                                           488     16,062             0.0%
                  Boiron SA                                                            892     84,834             0.1%
                  Cie Plastic Omnium SA                                              8,080    316,225             0.2%
                  Devoteam SA                                                          587     39,526             0.0%
                  Elior Group                                                       11,172    278,730             0.2%
                  Euronext NV                                                        7,904    387,737             0.3%
                  Faurecia                                                           8,359    408,530             0.3%
                  Gaztransport Et Technigaz SA                                       2,566     95,779             0.1%
                  Groupe Crit                                                          163     13,686             0.0%
#                 Groupe Eurotunnel SE                                              28,800    316,388             0.2%
*                 Groupe Gorge                                                         423      9,758             0.0%
                  Guerbet                                                            1,092     93,356             0.1%
                  Havas SA                                                           1,586     14,669             0.0%
*                 ID Logistics Group                                                   273     41,382             0.0%
                  Ingenico Group SA                                                  3,862    349,692             0.3%
                  Ipsen SA                                                           4,202    489,209             0.4%
                  Kaufman & Broad SA                                                    20        784             0.0%
                  Le Noble Age                                                         725     38,434             0.0%
                  Lectra                                                             3,152     81,862             0.1%
                  Linedata Services                                                    491     25,677             0.0%
                  LISI                                                               1,963     76,987             0.1%
                  Metropole Television SA                                            8,527    194,112             0.1%
                  MGI Coutier                                                          993     36,587             0.0%
                  Oeneo SA                                                           3,907     35,742             0.0%
                  Sartorius Stedim Biotech                                           2,022    135,632             0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
FRANCE -- (Continued)
                  Societe pour l'Informatique Industrielle                             414 $    8,569             0.0%
                  Somfy SA                                                             204     98,655             0.1%
                  Sopra Steria Group                                                 1,514    226,993             0.2%
                  SPIE SA                                                            7,585    210,220             0.2%
                  Stef SA                                                              147     13,206             0.0%
                  Synergie SA                                                        1,429     59,692             0.0%
                  Tarkett SA                                                         1,954     91,809             0.1%
                  Technicolor SA                                                    45,659    231,845             0.2%
                  Teleperformance                                                    7,151    899,230             0.7%
                  Tessi SA                                                             132     21,017             0.0%
                  Trigano SA                                                           977    103,300             0.1%
*                 Ubisoft Entertainment SA                                          12,800    606,366             0.4%
*                 Worldline SA                                                       5,287    175,388             0.1%
                                                                                           ---------- ---------------
TOTAL FRANCE                                                                                7,115,487             5.2%
                                                                                           ---------- ---------------
GERMANY -- (5.1%)
                  Amadeus Fire AG                                                      719     61,520             0.0%
#                 Axel Springer SE                                                   3,642    204,342             0.2%
                  Basler AG                                                            591     59,488             0.0%
                  Bechtle AG                                                           246     28,225             0.0%
#                 Bertrandt AG                                                         723     75,510             0.1%
                  CANCOM SE                                                          1,383     81,839             0.1%
                  CENIT AG                                                           1,465     35,352             0.0%
                  Cewe Stiftung & Co. KGAA                                             665     60,552             0.0%
                  CompuGroup Medical SE                                              3,549    174,724             0.1%
*                 Constantin Medien AG                                               7,778     17,711             0.0%
                  CTS Eventim AG & Co. KGaA                                          6,196    238,483             0.2%
*                 Dialog Semiconductor P.L.C.                                        9,177    429,401             0.3%
                  Diebold Nixdorf AG                                                   205     15,662             0.0%
#                 Drillisch AG                                                       6,362    340,980             0.3%
#                 Duerr AG                                                           3,063    305,229             0.2%
#                 Fielmann AG                                                        3,292    251,669             0.2%
                  Freenet AG                                                         7,517    235,908             0.2%
                  Fuchs Petrolub SE                                                  4,186    189,006             0.1%
                  Gerresheimer AG                                                    3,949    309,793             0.2%
#                 GFT Technologies SE                                                3,181     64,899             0.1%
                  Grammer AG                                                           756     46,387             0.0%
*                 H&R GmbH & Co. KGaA                                                1,191     17,949             0.0%
                  Hamburger Hafen und Logistik AG                                    2,561     48,537             0.0%
#*                Heidelberger Druckmaschinen AG                                    28,129     78,513             0.1%
#                 Hugo Boss AG                                                       7,705    585,914             0.4%
                  KION Group AG                                                      6,683    452,742             0.3%
*                 Koenig & Bauer AG                                                  1,538    106,433             0.1%
                  Leifheit AG                                                          156     12,060             0.0%
                  MTU Aero Engines AG                                                6,697    960,576             0.7%
                  Nemetschek SE                                                      3,181    218,169             0.2%
                  Norma Group SE                                                     3,608    193,459             0.1%
                  OHB SE                                                               467     11,241             0.0%
                  paragon AG                                                           248     15,751             0.0%
*                 Patrizia Immobilien AG                                             4,678     92,293             0.1%
#                 Rational AG                                                          484    243,261             0.2%
#                 S&T AG                                                             4,884     69,077             0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                                    --------- ---------- ---------------
GERMANY -- (Continued)
#                 Schaltbau Holding AG                                                    791 $   30,937             0.0%
*                 Siltronic AG                                                          1,386     99,638             0.1%
#                 Sixt SE                                                               1,646     91,079             0.1%
                  Stabilus SA                                                           2,716    196,670             0.1%
                  Stada Arzneimittel AG                                                 8,232    583,322             0.4%
#                 Stroeer SE & Co. KGaA                                                 3,060    176,950             0.1%
                  Takkt AG                                                              4,021     95,561             0.1%
                  Washtec AG                                                            1,821    136,314             0.1%
                  XING AG                                                                 336     78,605             0.1%
                  Zeal Network SE                                                         686     20,164             0.0%
                                                                                              ---------- ---------------
TOTAL GERMANY                                                                                  7,841,895             5.7%
                                                                                              ---------- ---------------
HONG KONG -- (2.6%)
*                 Asia Satellite Telecommunications Holdings, Ltd.                        500        601             0.0%
*                 Auto Italia Holdings                                                300,000      3,905             0.0%
                  Bonjour Holdings, Ltd.                                               77,000      3,907             0.0%
#                 Bright Smart Securities & Commodities Group, Ltd.                    98,000     28,920             0.0%
#*                Brightoil Petroleum Holdings, Ltd.                                  424,000    114,947             0.1%
                  Cafe de Coral Holdings, Ltd.                                         52,000    169,083             0.1%
#*                CGN Mining Co., Ltd.                                                 85,000      7,420             0.0%
#                 China LNG Group, Ltd.                                             2,640,000     55,286             0.1%
*                 China Medical & Healthcare Group, Ltd.                              210,000     10,389             0.0%
*                 China Smarter Energy Group Holdings, Ltd.                           354,000     36,380             0.0%
                  Chow Sang Sang Holdings International, Ltd.                          22,000     56,228             0.1%
                  CITIC Telecom International Holdings, Ltd.                          148,000     45,635             0.0%
                  CK Life Sciences International Holdings, Inc.                       216,000     18,310             0.0%
                  CNQC International Holdings, Ltd.                                    45,000     15,044             0.0%
                  Emperor Capital Group, Ltd.                                         150,000     12,901             0.0%
#                 Fairwood Holdings, Ltd.                                              16,500     63,932             0.1%
*                 Freeman FinTech Corp., Ltd.                                         540,000     34,326             0.0%
#*                GCL New Energy Holdings, Ltd.                                       792,000     41,683             0.0%
                  Giordano International, Ltd.                                        186,000     99,844             0.1%
#                 Guotai Junan International Holdings, Ltd.                           292,000     91,466             0.1%
                  Haitong International Securities Group, Ltd.                         70,162     37,999             0.0%
                  HKBN, Ltd.                                                          144,500    155,962             0.1%
                  Hong Kong Aircraft Engineering Co., Ltd.                              3,200     21,373             0.0%
                  Hutchison Telecommunications Hong Kong Holdings, Ltd.               130,000     38,419             0.0%
#                 IGG, Inc.                                                           120,000    182,082             0.1%
*                 iOne Holdings, Ltd.                                                 180,000      6,472             0.0%
                  Johnson Electric Holdings, Ltd.                                      38,375    118,010             0.1%
#*                KuangChi Science, Ltd.                                              163,000     64,899             0.1%
                  L'Occitane International SA                                          54,250    114,114             0.1%
*                 L'sea Resources International Holdings, Ltd.                        430,000      5,532             0.0%
                  Lifestyle International Holdings, Ltd.                               70,500    100,588             0.1%
                  Luk Fook Holdings International, Ltd.                                52,000    189,997             0.1%
                  Man Wah Holdings, Ltd.                                              177,600    147,067             0.1%
                  Modern Dental Group, Ltd.                                            40,000     15,376             0.0%
                  NagaCorp, Ltd.                                                      188,000    104,380             0.1%
#                 Pacific Textiles Holdings, Ltd.                                     120,000    133,129             0.1%
                  Pico Far East Holdings, Ltd.                                        138,000     55,848             0.1%
                  Playmates Toys, Ltd.                                                 56,000      9,993             0.0%
#                 Regina Miracle International Holdings, Ltd.                          29,000     22,666             0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
HONG KONG -- (Continued)
*                 Rentian Technology Holdings, Ltd.                                 260,000 $   14,211             0.0%
                  SA SA International Holdings, Ltd.                                128,488     54,982             0.0%
#                 Shenwan Hongyuan HK, Ltd.                                          35,000     13,474             0.0%
                  SITC International Holdings Co., Ltd.                             141,000    101,002             0.1%
                  SmarTone Telecommunications Holdings, Ltd.                         54,000     75,625             0.1%
                  Stella International Holdings, Ltd.                                53,500     92,985             0.1%
                  Television Broadcasts, Ltd.                                        46,500    178,746             0.1%
#                 Texwinca Holdings, Ltd.                                            98,000     65,606             0.1%
*                 Tom Group, Ltd.                                                    96,000     23,051             0.0%
                  Tradelink Electronic Commerce, Ltd.                                60,000     12,258             0.0%
                  Tsui Wah Holdings, Ltd.                                           108,000     16,917             0.0%
*                 United Laboratories International Holdings, Ltd. (The)             24,000     15,048             0.0%
#                 Value Partners Group, Ltd.                                        117,000    108,114             0.1%
                  Varitronix International, Ltd.                                     17,000      8,062             0.0%
#                 Vitasoy International Holdings, Ltd.                              120,000    236,870             0.2%
                  VTech Holdings, Ltd.                                               25,300    320,399             0.2%
                  Wonderful Sky Financial Group Holdings, Ltd.                       44,000     11,979             0.0%
                  Xinyi Glass Holdings, Ltd.                                        212,000    187,860             0.1%
*                 Yat Sing Holdings, Ltd.                                            50,000     25,966             0.0%
                  Yeebo International Holdings, Ltd.                                 20,000      9,662             0.0%
                                                                                            ---------- ---------------
TOTAL HONG KONG                                                                              4,006,930             2.9%
                                                                                            ---------- ---------------
IRELAND -- (0.6%)
                  Datalex P.L.C.                                                      6,850     28,375             0.0%
                  Glanbia P.L.C.                                                     29,000    566,781             0.4%
                  Irish Continental Group P.L.C.                                     22,409    129,236             0.1%
                  Kingspan Group P.L.C.                                               7,170    249,426             0.2%
                                                                                            ---------- ---------------
TOTAL IRELAND                                                                                  973,818             0.7%
                                                                                            ---------- ---------------
ISRAEL -- (0.7%)
                  Avgol Industries 1953, Ltd.                                        10,796     13,664             0.0%
*                 Cellcom Israel, Ltd.                                                9,208     90,668             0.1%
                  Delek Automotive Systems, Ltd.                                      7,090     62,164             0.1%
                  Direct Insurance Financial Investments, Ltd.                        1,450     13,872             0.0%
                  El Al Israel Airlines                                                   2          2             0.0%
                  Electra Consumer Products 1970, Ltd.                                  992     20,638             0.0%
                  FMS Enterprises Migun, Ltd.                                           713     25,108             0.0%
                  Hilan, Ltd.                                                         2,508     44,359             0.0%
                  IDI Insurance Co., Ltd.                                               639     34,074             0.0%
                  Inrom Construction Industries, Ltd.                                 2,658     10,194             0.0%
                  Kerur Holdings, Ltd.                                                1,026     33,951             0.0%
                  Matrix IT, Ltd.                                                     4,561     42,852             0.0%
*                 Naphtha Israel Petroleum Corp., Ltd.                                3,421     27,662             0.0%
*                 Partner Communications Co., Ltd.                                   17,178     84,011             0.1%
                  Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.                  840     40,139             0.0%
#                 Shapir Engineering and Industry, Ltd.                              13,263     37,580             0.0%
                  Shikun & Binui, Ltd.                                                4,564     11,982             0.0%
                  Shufersal, Ltd.                                                    11,838     58,393             0.1%
                  Strauss Group, Ltd.                                                 5,613     98,824             0.1%
*                 Tower Semiconductor, Ltd.                                          12,039    262,853             0.2%
                                                                                            ---------- ---------------
TOTAL ISRAEL                                                                                 1,012,990             0.7%
                                                                                            ---------- ---------------

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                    SHARES  VALUE++   OF NET ASSETS**
                                                                                    ------ ---------- ---------------
ITALY -- (3.3%)
                  Amplifon SpA                                                      13,135 $  167,789             0.1%
                  Autogrill SpA                                                     20,239    230,177             0.2%
                  Banca Generali SpA                                                 5,501    158,076             0.1%
                  Biesse SpA                                                         2,003     61,683             0.0%
                  Brembo SpA                                                         4,844    380,577             0.3%
#                 Brunello Cucinelli SpA                                             4,193    109,872             0.1%
                  Cerved Information Solutions SpA                                  28,222    301,304             0.2%
                  Datalogic SpA                                                      2,520     69,114             0.1%
                  De' Longhi SpA                                                     8,521    259,775             0.2%
                  FinecoBank Banca Fineco SpA                                       52,318    372,700             0.3%
                  Gruppo MutuiOnline SpA                                             3,018     39,677             0.0%
                  Industria Macchine Automatiche SpA                                 2,491    219,605             0.2%
                  Interpump Group SpA                                                1,520     40,310             0.0%
*                 Juventus Football Club SpA                                        44,082     40,663             0.0%
#                 Maire Tecnimont SpA                                               14,631     58,131             0.0%
                  MARR SpA                                                           5,424    130,961             0.1%
#                 Mediaset SpA                                                       9,601     39,236             0.0%
                  Moncler SpA                                                       22,098    545,047             0.4%
#                 Piaggio & C SpA                                                    8,432     17,474             0.0%
                  Prysmian SpA                                                      27,824    802,964             0.6%
                  RAI Way SpA                                                        7,325     38,462             0.0%
                  Recordati SpA                                                     13,988    518,399             0.4%
                  Reply SpA                                                            688    120,508             0.1%
                  Salini Impregilo SpA                                              15,710     53,461             0.0%
#                 Salvatore Ferragamo SpA                                            7,532    241,192             0.2%
                  SAVE SpA                                                           3,011     71,441             0.1%
*                 Sogefi SpA                                                         8,295     42,723             0.0%
                  Zignago Vetro SpA                                                  1,559     12,871             0.0%
                                                                                           ---------- ---------------
TOTAL ITALY                                                                                 5,144,192             3.7%
                                                                                           ---------- ---------------
JAPAN -- (21.4%)
                  Abist Co., Ltd.                                                      100      3,540             0.0%
                  Adastria Co., Ltd.                                                 5,100    126,664             0.1%
                  Advan Co., Ltd.                                                    2,500     26,077             0.0%
                  Advance Create Co., Ltd.                                             800     14,187             0.0%
                  Aeon Delight Co., Ltd.                                             2,600     79,338             0.1%
                  Aeon Fantasy Co., Ltd.                                             1,600     42,069             0.0%
#                 Ai Holdings Corp.                                                  5,400    132,796             0.1%
                  Aica Kogyo Co., Ltd.                                               7,000    199,514             0.2%
                  Aichi Corp.                                                        4,000     29,553             0.0%
#                 Ain Holdings, Inc.                                                 2,500    173,189             0.1%
                  AIT Corp.                                                            400      3,661             0.0%
                  Ajis Co., Ltd.                                                     1,000     19,051             0.0%
#*                Akebono Brake Industry Co., Ltd.                                  18,300     58,533             0.1%
                  Albis Co., Ltd.                                                      500     16,493             0.0%
                  Alinco, Inc.                                                       1,100      9,712             0.0%
                  Altech Corp.                                                       1,000     32,527             0.0%
                  Amano Corp.                                                        8,000    170,859             0.1%
                  Amuse, Inc.                                                          700     16,062             0.0%
                  Anest Iwata Corp.                                                  3,900     34,298             0.0%
*                 Anicom Holdings, Inc.                                              2,200     52,512             0.0%
                  Arcland Service Holdings Co., Ltd.                                 1,400     38,617             0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Ariake Japan Co., Ltd.                                             2,700 $171,050             0.1%
                  Asahi Co., Ltd.                                                    1,700   21,755             0.0%
                  Asahi Holdings, Inc.                                               4,300   80,205             0.1%
                  Asanuma Corp.                                                      8,000   23,330             0.0%
#                 ASKUL Corp.                                                        2,900   84,461             0.1%
#                 Asukanet Co., Ltd.                                                   400    7,384             0.0%
#                 Ateam, Inc.                                                        2,300   60,445             0.1%
                  Atom Corp.                                                        13,900   90,393             0.1%
                  Avex Group Holdings, Inc.                                          6,000   88,243             0.1%
                  Axial Retailing, Inc.                                              2,400   91,896             0.1%
                  Belc Co., Ltd.                                                     1,600   71,161             0.1%
                  Bell System24 Holdings, Inc.                                       2,000   19,103             0.0%
                  Benefit One, Inc.                                                  2,700   82,517             0.1%
                  Bic Camera, Inc.                                                  10,400  103,509             0.1%
                  BML, Inc.                                                          3,000   65,481             0.1%
                  Bourbon Corp.                                                        600   14,309             0.0%
                  BP Castrol K.K.                                                    1,200   18,603             0.0%
                  Broadleaf Co., Ltd.                                                6,600   42,833             0.0%
#                 BRONCO BILLY Co., Ltd.                                             1,400   32,060             0.0%
                  Bunka Shutter Co., Ltd.                                              500    3,842             0.0%
                  Can Do Co., Ltd.                                                   1,100   16,663             0.0%
                  Capcom Co., Ltd.                                                   2,000   43,140             0.0%
                  Central Sports Co., Ltd.                                             900   26,722             0.0%
                  CHIMNEY Co., Ltd.                                                  1,500   37,957             0.0%
                  Ci:z Holdings Co., Ltd.                                            3,600  105,732             0.1%
                  CKD Corp.                                                          7,000   87,659             0.1%
                  Clarion Co., Ltd.                                                 26,000  103,227             0.1%
                  CMIC Holdings Co., Ltd.                                            1,100   14,209             0.0%
                  Coco's Japan Co., Ltd.                                             1,000   18,068             0.0%
#                 COLOPL, Inc.                                                       6,700   61,864             0.1%
                  Colowide Co., Ltd.                                                 9,300  152,699             0.1%
                  Comture Corp.                                                        400   13,543             0.0%
                  CONEXIO Corp.                                                      3,900   59,725             0.1%
#                 COOKPAD, Inc.                                                      6,300   50,125             0.0%
                  Cosmo Energy Holdings Co., Ltd.                                    7,200  114,045             0.1%
                  Create Restaurants Holdings, Inc.                                  7,000   56,707             0.1%
                  Create SD Holdings Co., Ltd.                                       3,800   89,258             0.1%
                  Creek & River Co., Ltd.                                            2,400   21,208             0.0%
#                 Cresco, Ltd.                                                         700   18,413             0.0%
#*                CROOZ, Inc.                                                          700   21,540             0.0%
                  D.A. Consortium Holdings, Inc.                                     3,300   42,024             0.0%
                  Dai Nippon Toryo Co., Ltd.                                        14,000   32,028             0.0%
                  Daido Metal Co., Ltd.                                              6,400   57,107             0.1%
                  Daihen Corp.                                                      12,000   76,191             0.1%
                  Daiho Corp.                                                       14,000   68,219             0.1%
                  Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                             1,000    9,637             0.0%
                  Daiichikosho Co., Ltd.                                             4,800  208,329             0.2%
                  Daiken Corp.                                                       2,400   45,493             0.0%
#                 Daiken Medical Co., Ltd.                                             800    5,838             0.0%
                  Daikokutenbussan Co., Ltd.                                         1,000   47,773             0.0%
                  Daikyonishikawa Corp.                                              4,800   61,018             0.1%
#                 Daio Paper Corp.                                                   9,000  114,100             0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Daito Pharmaceutical Co., Ltd.                                     1,100 $ 22,594             0.0%
                  Denka Co., Ltd.                                                   35,000  180,331             0.1%
                  Descente, Ltd.                                                       700    8,491             0.0%
*                 Dexerials Corp.                                                    5,900   53,054             0.0%
                  Digital Arts, Inc.                                                 2,100   58,329             0.1%
#                 Dip Corp.                                                          4,900  108,266             0.1%
                  DMG Mori Co., Ltd.                                                16,800  277,407             0.2%
                  DTS Corp.                                                          3,200   84,012             0.1%
                  E-Guardian, Inc.                                                   1,300   19,746             0.0%
                  Eagle Industry Co., Ltd.                                           3,000   42,464             0.0%
                  Earth Chemical Co., Ltd.                                           1,400   75,865             0.1%
                  EF-ON, Inc.                                                          300    2,532             0.0%
#                 eGuarantee, Inc.                                                     600   13,137             0.0%
                  Eiken Chemical Co., Ltd.                                           1,900   52,193             0.0%
                  Elecom Co., Ltd.                                                   3,500   72,359             0.1%
                  EM Systems Co., Ltd.                                               1,000   16,346             0.0%
                  en-japan, Inc.                                                     4,000   88,912             0.1%
#*                Eneres Co., Ltd.                                                   1,600    7,442             0.0%
#*                Enigmo, Inc.                                                       1,500   26,288             0.0%
                  Enplas Corp.                                                         400   10,931             0.0%
                  EPS Holdings, Inc.                                                 4,500   59,304             0.1%
#                 ES-Con Japan, Ltd.                                                 8,800   30,813             0.0%
                  F@N Communications, Inc.                                           6,600   52,648             0.0%
                  FCC Co., Ltd.                                                      5,200   99,289             0.1%
#*                FDK Corp.                                                         17,000   17,837             0.0%
                  Feed One Co., Ltd.                                                12,800   23,755             0.0%
#                 Ferrotec Holdings Corp.                                            5,400   64,264             0.1%
#*                FFRI, Inc.                                                           600   25,289             0.0%
#                 Financial Products Group Co., Ltd.                                10,900   94,675             0.1%
#                 FINDEX, Inc.                                                       2,300   20,127             0.0%
                  Fixstars Corp.                                                       400   10,168             0.0%
                  FP Corp.                                                           3,100  147,614             0.1%
#                 Freebit Co., Ltd.                                                    400    3,302             0.0%
#                 Freund Corp.                                                       1,500   17,967             0.0%
                  Fudo Tetra Corp.                                                  25,500   41,922             0.0%
                  Fuji Co., Ltd.                                                     1,900   47,057             0.0%
#                 Fuji Kyuko Co., Ltd.                                               7,000   64,077             0.1%
                  Fuji Oil Holdings, Inc.                                            7,700  180,670             0.1%
                  Fuji Pharma Co., Ltd.                                              1,900   61,822             0.1%
                  Fuji Seal International, Inc.                                      6,000  142,720             0.1%
                  Fujibo Holdings, Inc.                                              1,500   40,900             0.0%
                  Fujimori Kogyo Co., Ltd.                                           1,300   40,722             0.0%
#                 Fujio Food System Co., Ltd.                                          700   17,520             0.0%
#                 Fujita Kanko, Inc.                                                 7,000   22,497             0.0%
                  Fujitec Co., Ltd.                                                  9,400  111,401             0.1%
                  Fujitsu General, Ltd.                                              5,000  106,053             0.1%
                  Fujiya Co., Ltd.                                                  14,000   32,194             0.0%
                  Fukuda Corp.                                                       2,000   17,712             0.0%
#                 Fukui Computer Holdings, Inc.                                      1,000   26,260             0.0%
                  Fukushima Industries Corp.                                         2,200   78,087             0.1%
                  FULLCAST Holdings Co., Ltd.                                        5,400   53,488             0.0%
                  Fumakilla, Ltd.                                                    2,000   13,757             0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Funai Soken Holdings, Inc.                                         3,820 $ 73,420             0.1%
#                 Furukawa Battery Co., Ltd. (The)                                   4,000   25,813             0.0%
                  Furukawa Electric Co., Ltd.                                        1,500   60,723             0.1%
                  Fuso Chemical Co., Ltd.                                            2,500   78,124             0.1%
                  Futaba Industrial Co., Ltd.                                        6,600   55,162             0.0%
                  Future Corp.                                                       3,300   25,634             0.0%
                  G-7 Holdings, Inc.                                                   500   10,407             0.0%
                  Gakkyusha Co., Ltd.                                                  800   11,307             0.0%
                  Genki Sushi Co., Ltd.                                              1,000   19,479             0.0%
#                 Genky Stores, Inc.                                                 1,200   30,704             0.0%
                  Geo Holdings Corp.                                                   500    5,523             0.0%
                  Geostr Corp.                                                       1,800   16,772             0.0%
                  Giken, Ltd.                                                        2,300   53,457             0.0%
#                 GLOBERIDE, Inc.                                                    2,100   36,382             0.0%
                  Glory, Ltd.                                                        1,900   63,799             0.1%
                  GMO Click Holdings, Inc.                                           1,000    6,900             0.0%
#                 GMO internet, Inc.                                                 9,800  116,325             0.1%
#                 GMO Payment Gateway, Inc.                                          2,400  107,659             0.1%
                  GS Yuasa Corp.                                                    43,000  199,227             0.2%
                  Gurunavi, Inc.                                                     3,500   70,219             0.1%
                  Hagihara Industries, Inc.                                            500   11,901             0.0%
                  Halows Co., Ltd.                                                     600   12,630             0.0%
                  Handsman Co., Ltd.                                                   700   11,119             0.0%
                  Hard Off Corp. Co., Ltd.                                           1,000    9,525             0.0%
                  Hazama Ando Corp.                                                 22,100  157,389             0.1%
#                 Hearts United Group Co., Ltd.                                      1,800   22,722             0.0%
                  Heiwa Corp.                                                          700   18,041             0.0%
                  Heiwado Co., Ltd.                                                  4,300   92,196             0.1%
                  Hiday Hidaka Corp.                                                 3,648   77,041             0.1%
                  Hiramatsu, Inc.                                                    3,500   20,408             0.0%
#                 Hirata Corp.                                                       1,000   78,878             0.1%
#                 HIS Co., Ltd.                                                      6,100  145,372             0.1%
                  Hitachi Transport System, Ltd.                                     5,400  114,767             0.1%
                  Hito Communications, Inc.                                          1,300   20,112             0.0%
                  Hochiki Corp.                                                      3,000   38,673             0.0%
                  Hokuetsu Industries Co., Ltd.                                      3,000   26,213             0.0%
                  Hokuto Corp.                                                       1,100   20,640             0.0%
                  Horiba, Ltd.                                                       5,100  300,678             0.2%
                  I-Net Corp.                                                        1,540   17,595             0.0%
                  IBJ, Inc.                                                          1,000    5,226             0.0%
                  Ichibanya Co., Ltd.                                                1,664   53,679             0.0%
#                 Ichiken Co., Ltd.                                                  3,000   11,325             0.0%
                  Ichikoh Industries, Ltd.                                           7,000   36,494             0.0%
                  Ichinen Holdings Co., Ltd.                                         1,400   14,889             0.0%
#                 IDOM, Inc.                                                         8,500   44,590             0.0%
#                 Imagica Robot Holdings, Inc.                                       3,200   19,838             0.0%
                  Infocom Corp.                                                      2,500   43,755             0.0%
#                 Infomart Corp.                                                    12,400   74,448             0.1%
                  Information Services International-Dentsu, Ltd.                    1,800   39,531             0.0%
                  Intage Holdings, Inc.                                              1,900   35,611             0.0%
                  Internet Initiative Japan, Inc.                                    4,900   89,633             0.1%
                  Iriso Electronics Co., Ltd.                                        1,500   94,922             0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
#                 Istyle, Inc.                                                       3,200 $ 25,882             0.0%
                  Itochu Enex Co., Ltd.                                              6,800   56,688             0.1%
                  Iwatani Corp.                                                     22,000  129,721             0.1%
                  JAC Recruitment Co., Ltd.                                          2,000   30,674             0.0%
#                 Jalux, Inc.                                                        1,300   29,918             0.0%
#                 Jamco Corp.                                                        1,600   37,337             0.0%
                  Japan Lifeline Co., Ltd.                                           2,800   56,200             0.0%
                  Japan Material Co., Ltd.                                           2,800   45,883             0.0%
                  Japan Medical Dynamic Marketing, Inc.                              4,300   29,614             0.0%
                  Japan Property Management Center Co., Ltd.                         1,100   12,967             0.0%
                  Japan Steel Works, Ltd. (The)                                      9,400  150,910             0.1%
                  JCU Corp.                                                          1,200   35,824             0.0%
                  Jeol, Ltd.                                                         9,000   44,308             0.0%
#*                JIG-SAW, Inc.                                                        400   22,230             0.0%
                  JINS, Inc.                                                         2,100  113,013             0.1%
#                 JP-Holdings, Inc.                                                  6,100   16,644             0.0%
                  JSP Corp.                                                          2,000   46,654             0.0%
                  Juki Corp.                                                         5,199   59,742             0.1%
                  Justsystems Corp.                                                  5,800   69,619             0.1%
#                 K's Holdings Corp.                                                10,200  196,212             0.2%
                  kabu.com Securities Co., Ltd.                                     25,100   79,313             0.1%
                  Kakiyasu Honten Co., Ltd.                                          1,500   25,822             0.0%
                  Kameda Seika Co., Ltd.                                             1,800   81,844             0.1%
                  Kanamoto Co., Ltd.                                                 3,800  103,030             0.1%
                  Kanematsu Electronics, Ltd.                                        1,500   40,321             0.0%
                  Kanto Denka Kogyo Co., Ltd.                                        6,000   52,765             0.0%
#*                Kappa Create Co., Ltd.                                             4,500   51,197             0.0%
                  Kasai Kogyo Co., Ltd.                                              3,600   44,704             0.0%
#                 KAWADA TECHNOLOGIES, Inc.                                            600   38,840             0.0%
                  Kawai Musical Instruments Manufacturing Co., Ltd.                    300    6,283             0.0%
#                 Kenko Mayonnaise Co., Ltd.                                         1,500   37,897             0.0%
#                 KFC Holdings Japan, Ltd.                                           1,700   29,680             0.0%
*                 Kintetsu Department Store Co., Ltd.                                8,000   25,115             0.0%
                  Kintetsu World Express, Inc.                                       3,800   58,908             0.1%
#                 Kito Corp.                                                         3,000   31,308             0.0%
#*                KLab, Inc.                                                         3,700   26,971             0.0%
*                 KNT-CT Holdings Co., Ltd.                                         23,000   29,108             0.0%
                  Kobe Bussan Co., Ltd.                                              1,600   58,900             0.1%
                  Kobelco Eco-Solutions Co., Ltd.                                    3,000   12,511             0.0%
                  Komeri Co., Ltd.                                                   3,100   76,106             0.1%
                  Kondotec, Inc.                                                     2,900   23,945             0.0%
                  Koshidaka Holdings Co., Ltd.                                       1,100   27,145             0.0%
#                 Kotobuki Spirits Co., Ltd.                                         3,900  105,057             0.1%
#                 Kourakuen Holdings Corp.                                           2,000   32,110             0.0%
                  KRS Corp.                                                            500   11,299             0.0%
                  Kumagai Gumi Co., Ltd.                                            53,000  142,588             0.1%
#                 Kura Corp.                                                         1,400   57,637             0.1%
                  Kusuri no Aoki Holdings Co., Ltd.                                  2,000   86,401             0.1%
                  Kyoritsu Maintenance Co., Ltd.                                     4,320  126,228             0.1%
                  Kyudenko Corp.                                                     5,400  154,741             0.1%
                  LAC Co., Ltd.                                                      2,200   23,832             0.0%
                  Lasertec Corp.                                                     5,200   67,742             0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  LEC, Inc.                                                          1,300 $ 25,967             0.0%
                  Leopalace21 Corp.                                                 33,700  179,128             0.1%
                  Life Corp.                                                         2,800   74,500             0.1%
#                 Lifull Co., Ltd.                                                   9,300   65,270             0.1%
                  Like Co., Ltd.                                                       900   20,932             0.0%
                  Linical Co., Ltd.                                                  2,500   31,088             0.0%
#                 Link And Motivation, Inc.                                         13,100   78,885             0.1%
#*                M&A Capital Partners Co., Ltd.                                     1,300   58,242             0.1%
                  Maeda Kosen Co., Ltd.                                              1,300   17,084             0.0%
                  Maeda Road Construction Co., Ltd.                                  7,000  129,076             0.1%
                  Mamezou Holdings Co., Ltd.                                         2,600   20,400             0.0%
                  Mani, Inc.                                                         3,000   77,605             0.1%
                  Maruha Nichiro Corp.                                               6,400  183,053             0.1%
#                 Maruwa Unyu Kikan Co., Ltd.                                        1,100   25,766             0.0%
#                 Marvelous, Inc.                                                    4,000   33,206             0.0%
                  Matsui Construction Co., Ltd.                                      3,000   25,804             0.0%
                  Matsui Securities Co., Ltd.                                        6,400   52,170             0.0%
                  Matsuya Foods Co., Ltd.                                            1,200   45,364             0.0%
                  MCJ Co., Ltd.                                                      4,800   55,357             0.0%
#                 MEC Co., Ltd.                                                      2,800   30,047             0.0%
#                 Media Do Co., Ltd.                                                   900   22,512             0.0%
#                 Medical System Network Co., Ltd.                                   1,900    8,267             0.0%
#*                Megachips Corp.                                                    2,300   60,629             0.1%
                  Megmilk Snow Brand Co., Ltd.                                       6,000  179,062             0.1%
                  Meidensha Corp.                                                   29,000  106,031             0.1%
                  Meiji Shipping Co., Ltd.                                           5,700   21,793             0.0%
                  Meiko Network Japan Co., Ltd.                                      3,900   50,830             0.0%
                  Meitec Corp.                                                       4,400  190,182             0.1%
                  Menicon Co., Ltd.                                                  1,000   31,184             0.0%
                  METAWATER Co., Ltd.                                                1,800   46,967             0.0%
                  Mie Kotsu Group Holdings, Inc.                                     6,300   21,197             0.0%
                  Milbon Co., Ltd.                                                   1,780   86,087             0.1%
                  Miroku Jyoho Service Co., Ltd.                                     3,700   70,128             0.1%
                  Mitani Sekisan Co., Ltd.                                             700   16,892             0.0%
                  Mitsuba Corp.                                                      4,400   83,353             0.1%
                  Mitsubishi Nichiyu Forklift Co., Ltd.                              4,700   28,739             0.0%
#                 Mitsubishi Research Institute, Inc.                                1,100   31,870             0.0%
                  Mitsui Mining & Smelting Co., Ltd.                                68,000  229,442             0.2%
                  Monogatari Corp. (The)                                               800   35,962             0.0%
                  MORESCO Corp.                                                        700   11,719             0.0%
                  Morinaga & Co., Ltd.                                               4,800  226,827             0.2%
                  Morinaga Milk Industry Co., Ltd.                                  25,000  197,628             0.2%
                  Morita Holdings Corp.                                              4,000   58,472             0.1%
                  Morozoff, Ltd.                                                     3,000   15,516             0.0%
#*                Morpho, Inc.                                                         200    8,123             0.0%
                  MTI, Ltd.                                                          7,300   41,615             0.0%
                  Musashi Seimitsu Industry Co., Ltd.                                3,100   76,144             0.1%
#                 N Field Co., Ltd.                                                  1,300   15,602             0.0%
                  Nachi-Fujikoshi Corp.                                             26,000  138,637             0.1%
                  Nagatanien Holdings Co., Ltd.                                      2,000   25,365             0.0%
                  Nagawa Co., Ltd.                                                   1,100   38,320             0.0%
                  Nakanishi, Inc.                                                    2,300   90,502             0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Natori Co., Ltd.                                                     600 $ 10,094             0.0%
*                 New Japan Radio Co., Ltd.                                          4,000   18,774             0.0%
#                 Nexyz Group Corp.                                                  1,200   16,107             0.0%
#                 Nichi-iko Pharmaceutical Co., Ltd.                                 5,700   88,486             0.1%
                  Nichias Corp.                                                     14,000  142,909             0.1%
                  Nichiban Co., Ltd.                                                 4,000   31,140             0.0%
                  Nichiha Corp.                                                      3,800  119,205             0.1%
                  Nihon Chouzai Co., Ltd.                                            1,200   42,058             0.0%
                  Nihon House Holdings Co., Ltd.                                     7,400   31,408             0.0%
                  Nihon Kohden Corp.                                                10,400  235,527             0.2%
                  Nihon Parkerizing Co., Ltd.                                       11,200  143,769             0.1%
#                 Nihon Trim Co., Ltd.                                               1,000   33,425             0.0%
                  Nihon Unisys, Ltd.                                                 9,100  127,583             0.1%
                  Nikkiso Co., Ltd.                                                  8,400   85,781             0.1%
                  Nippon Air Conditioning Services Co., Ltd.                         3,200   19,718             0.0%
                  Nippon Chemiphar Co., Ltd.                                           500   23,057             0.0%
                  Nippon Gas Co., Ltd.                                               5,400  155,182             0.1%
                  Nippon Parking Development Co., Ltd.                              35,900   46,386             0.0%
                  Nippon Suisan Kaisha, Ltd.                                        37,900  182,964             0.1%
                  Nippon Systemware Co., Ltd.                                          800   11,256             0.0%
                  Nippon Valqua Industries, Ltd.                                     1,100   18,779             0.0%
                  Nipro Corp.                                                       19,300  292,848             0.2%
                  Nishio Rent All Co., Ltd.                                          2,000   60,486             0.1%
                  Nissei ASB Machine Co., Ltd.                                         800   20,562             0.0%
                  Nissei Build Kogyo Co., Ltd.                                      10,000   49,570             0.0%
                  Nissin Electric Co., Ltd.                                          6,900   81,565             0.1%
                  Nitto Boseki Co., Ltd.                                            22,000  111,167             0.1%
                  Noevir Holdings Co., Ltd.                                            600   24,736             0.0%
                  NOF Corp.                                                         21,000  236,636             0.2%
#                 Nojima Corp.                                                       2,900   43,264             0.0%
                  Nomura Co., Ltd.                                                   6,300  120,505             0.1%
                  NS Solutions Corp.                                                 5,400  118,320             0.1%
                  NSD Co., Ltd.                                                      4,800   78,244             0.1%
#                 Nuflare Technology, Inc.                                             700   37,131             0.0%
                  Obara Group, Inc.                                                  2,000   91,352             0.1%
                  Ohashi Technica, Inc.                                              1,000   12,373             0.0%
                  Ohsho Food Service Corp.                                           1,700   63,388             0.1%
                  Okamoto Industries, Inc.                                           8,000   86,727             0.1%
                  Oki Electric Industry Co., Ltd.                                   10,900  162,879             0.1%
                  Okinawa Cellular Telephone Co.                                     1,400   45,644             0.0%
                  OKUMA Corp.                                                        3,000   31,467             0.0%
#                 Ootoya Holdings Co., Ltd.                                            800   14,632             0.0%
                  Open House Co., Ltd.                                               4,700  115,289             0.1%
*                 Optim Corp.                                                          200    4,911             0.0%
                  Osaki Electric Co., Ltd.                                           6,000   48,705             0.0%
#                 OSG Corp.                                                         11,600  238,978             0.2%
                  OSJB Holdings Corp.                                                2,500    5,900             0.0%
#                 Outsourcing, Inc.                                                  2,200   84,393             0.1%
                  PAL GROUP Holdings Co., Ltd.                                       1,700   45,206             0.0%
                  Paramount Bed Holdings Co., Ltd.                                     800   33,581             0.0%
#                 Pasona Group, Inc.                                                 2,300   17,094             0.0%
#                 PC Depot Corp.                                                     4,200   21,161             0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  Penta-Ocean Construction Co., Ltd.                                38,500 $195,045             0.2%
                  PIA Corp.                                                            600   15,652             0.0%
                  Pilot Corp.                                                        4,100  166,677             0.1%
                  Piolax, Inc.                                                       4,200   96,584             0.1%
*                 Pioneer Corp.                                                     40,600   73,283             0.1%
                  Plenus Co., Ltd.                                                   2,800   58,623             0.1%
                  Poletowin Pitcrew Holdings, Inc.                                   4,300   54,049             0.0%
                  Pressance Corp.                                                    4,100   47,420             0.0%
                  Prestige International, Inc.                                       6,600   59,256             0.1%
                  Prima Meat Packers, Ltd.                                          24,000  110,594             0.1%
                  Proto Corp.                                                          700    9,171             0.0%
                  Qol Co., Ltd.                                                      2,100   28,661             0.0%
                  Quick Co., Ltd.                                                    1,000   11,227             0.0%
                  Raito Kogyo Co., Ltd.                                              5,300   52,681             0.0%
*                 Rasa Industries, Ltd.                                             10,000   12,378             0.0%
#                 Relo Group, Inc.                                                   6,000   98,447             0.1%
                  Renaissance, Inc.                                                  1,100   18,205             0.0%
                  Resorttrust, Inc.                                                 11,500  197,945             0.2%
                  Rheon Automatic Machinery Co., Ltd.                                3,100   29,701             0.0%
                  Riken Vitamin Co., Ltd.                                            1,100   41,561             0.0%
                  Ringer Hut Co., Ltd.                                               3,300   67,644             0.1%
                  Riso Kyoiku Co., Ltd.                                              9,600   67,979             0.1%
#                 Rock Field Co., Ltd.                                               3,300   52,667             0.0%
                  Rohto Pharmaceutical Co., Ltd.                                    13,400  250,178             0.2%
                  Rokko Butter Co., Ltd.                                             2,400   52,146             0.0%
                  Roland DG Corp.                                                    1,500   44,895             0.0%
#                 Rorze Corp.                                                        1,100   22,116             0.0%
                  Round One Corp.                                                   12,200  104,194             0.1%
                  Royal Holdings Co., Ltd.                                           3,500   68,612             0.1%
#*                RVH, Inc.                                                          3,200   19,452             0.0%
#                 S Foods, Inc.                                                      1,700   53,104             0.0%
                  Sac's Bar Holdings, Inc.                                           2,600   29,001             0.0%
                  Saizeriya Co., Ltd.                                                3,800  106,716             0.1%
                  Sakai Moving Service Co., Ltd.                                       600   17,498             0.0%
                  Sakata INX Corp.                                                   6,800   96,048             0.1%
#                 Sakura Internet, Inc.                                              3,800   28,700             0.0%
                  San-A Co., Ltd.                                                    2,500  113,582             0.1%
*                 Sanken Electric Co., Ltd.                                         14,000   64,385             0.1%
                  Sankyu, Inc.                                                      33,000  209,579             0.2%
#                 Sanrio Co., Ltd.                                                   7,200  131,551             0.1%
                  Sanwa Holdings Corp.                                              24,400  245,956             0.2%
                  Sapporo Holdings, Ltd.                                             8,200  229,442             0.2%
                  Sato Holdings Corp.                                                3,400   77,691             0.1%
                  Sawai Pharmaceutical Co., Ltd.                                     4,200  229,509             0.2%
                  SBS Holdings, Inc.                                                 1,700   12,274             0.0%
#                 Scala, Inc.                                                        1,800   13,051             0.0%
                  Seed Co., Ltd.                                                       300    5,566             0.0%
                  Seiren Co., Ltd.                                                   6,300   93,567             0.1%
                  Senko Group Holdings Co., Ltd.                                    12,800   83,353             0.1%
#                 Septeni Holdings Co., Ltd.                                        16,000   55,823             0.0%
#                 SFP Dining Co., Ltd.                                               1,900   24,194             0.0%
                  Shibuya Corp.                                                      2,700   71,844             0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
JAPAN -- (Continued)
                  Shinnihon Corp.                                                     6,000 $ 47,164             0.0%
                  Shinoken Group Co., Ltd.                                            2,300   42,860             0.0%
                  Ship Healthcare Holdings, Inc.                                      6,100  164,162             0.1%
                  Shoei Co., Ltd.                                                     1,200   33,324             0.0%
                  Shoei Foods Corp.                                                   2,400   54,052             0.0%
                  Showa Sangyo Co., Ltd.                                             15,000   80,277             0.1%
#                 Siix Corp.                                                          2,200   87,739             0.1%
                  Sinfonia Technology Co., Ltd.                                      15,000   42,001             0.0%
                  Sinko Industries, Ltd.                                              2,400   37,313             0.0%
#                 SMS Co., Ltd.                                                       3,400   90,497             0.1%
#                 Snow Peak, Inc.                                                       400   10,970             0.0%
                  Softbank Technology Corp.                                           1,600   56,829             0.1%
#                 Softbrain Co., Ltd.                                                 5,500   25,896             0.0%
                  Software Service, Inc.                                                300   13,621             0.0%
                  Sogo Medical Co., Ltd.                                              1,200   47,259             0.0%
#*                Sosei Group Corp.                                                   2,500  257,115             0.2%
#                 Sparx Group Co., Ltd.                                              16,500   30,821             0.0%
                  SRA Holdings                                                        1,200   31,856             0.0%
                  Srg Takamiya Co., Ltd.                                              3,600   17,000             0.0%
                  ST Corp.                                                            1,200   19,103             0.0%
                  St Marc Holdings Co., Ltd.                                          2,400   73,110             0.1%
                  Starts Corp., Inc.                                                  3,800   84,159             0.1%
                  Starzen Co., Ltd.                                                   1,200   48,597             0.0%
#                 Stella Chemifa Corp.                                                1,500   39,544             0.0%
                  Studio Alice Co., Ltd.                                              1,300   27,535             0.0%
#                 Sumida Corp.                                                        3,800   45,383             0.0%
                  Sumitomo Mitsui Construction Co., Ltd.                            118,900  128,937             0.1%
                  Sumitomo Osaka Cement Co., Ltd.                                    47,000  203,984             0.2%
                  Sumitomo Seika Chemicals Co., Ltd.                                  1,100   46,881             0.0%
                  Sun Frontier Fudousan Co., Ltd.                                     3,000   26,222             0.0%
                  Systena Corp.                                                       3,300   56,718             0.1%
                  T-Gaia Corp.                                                        4,800   82,824             0.1%
                  Tadano, Ltd.                                                       14,000  180,863             0.1%
                  Taisei Lamick Co., Ltd.                                               600   15,604             0.0%
                  Taiyo Holdings Co., Ltd.                                            2,700  120,706             0.1%
                  Taiyo Yuden Co., Ltd.                                               2,800   34,178             0.0%
#                 Takara Leben Co., Ltd.                                             12,100   56,882             0.1%
                  Takeuchi Manufacturing Co., Ltd.                                    4,800   85,358             0.1%
                  Tanseisha Co., Ltd.                                                 5,000   44,597             0.0%
#                 TASAKI & Co., Ltd.                                                  2,500   49,324             0.0%
                  TechMatrix Corp.                                                    1,800   24,492             0.0%
                  TechnoPro Holdings, Inc.                                            5,200  203,354             0.2%
#                 Tecnos Japan, Inc.                                                  3,400   31,256             0.0%
                  TIS, Inc.                                                          10,700  269,702             0.2%
                  Tobishima Corp.                                                    29,600   44,571             0.0%
                  Tocalo Co., Ltd.                                                    1,600   43,141             0.0%
                  Togami Electric Manufacturing Co., Ltd.                             5,000   25,804             0.0%
                  Toho Co., Ltd.                                                        900   22,239             0.0%
                  Toho Holdings Co., Ltd.                                             1,400   30,438             0.0%
                  Toho Titanium Co., Ltd.                                             3,700   25,066             0.0%
                  Toho Zinc Co., Ltd.                                                21,000   92,844             0.1%
                  Tokai Corp.                                                         1,400   51,690             0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                    SHARES VALUE++  OF NET ASSETS**
                                                                                    ------ -------- ---------------
JAPAN -- (Continued)
                  TOKAI Holdings Corp.                                              13,100 $100,864             0.1%
                  Token Corp.                                                        1,140   90,242             0.1%
*                 Tokuyama Corp.                                                    46,000  226,459             0.2%
#*                Tokyo Base Co., Ltd.                                                 100    2,962             0.0%
                  Tokyo Dome Corp.                                                  11,600  107,253             0.1%
#                 Tokyo Individualized Educational Institute, Inc.                   3,400   39,594             0.0%
#                 Tokyo Rope Manufacturing Co., Ltd.                                 2,700   41,321             0.0%
                  Tokyo Seimitsu Co., Ltd.                                           4,400  136,473             0.1%
                  Tokyu Construction Co., Ltd.                                      11,700   95,429             0.1%
                  Tomy Co., Ltd.                                                    10,700  106,534             0.1%
                  Topcon Corp.                                                      16,200  286,224             0.2%
                  Topre Corp.                                                        4,400  117,297             0.1%
#                 Toridoll Holdings Corp.                                            3,200   77,050             0.1%
#                 Torikizoku Co., Ltd.                                               1,400   31,097             0.0%
*                 Toshiba TEC Corp.                                                 21,000  109,990             0.1%
                  Tosho Co., Ltd.                                                    1,300   55,851             0.0%
#                 Totetsu Kogyo Co., Ltd.                                            3,500  101,178             0.1%
                  Tow Co., Ltd.                                                      2,400   17,080             0.0%
                  Towa Corp.                                                         4,000   67,891             0.1%
                  Towa Pharmaceutical Co., Ltd.                                      1,100   54,896             0.0%
                  Toyo Construction Co., Ltd.                                        7,600   27,351             0.0%
                  Toyo Tire & Rubber Co., Ltd.                                      13,600  239,219             0.2%
                  Toyobo Co., Ltd.                                                  91,000  160,969             0.1%
                  TPR Co., Ltd.                                                      2,800   94,465             0.1%
                  Trancom Co., Ltd.                                                  1,000   50,159             0.0%
#                 Tri Chemical Laboratories, Inc.                                      500   13,155             0.0%
                  Trust Tech, Inc.                                                     900   15,692             0.0%
                  TS Tech Co., Ltd.                                                  5,300  139,229             0.1%
                  Tsubakimoto Chain Co.                                             15,000  131,861             0.1%
                  Tsukada Global Holdings, Inc.                                      3,000   15,743             0.0%
                  Tsukui Corp.                                                       6,400   36,295             0.0%
                  Ulvac, Inc.                                                        6,400  300,467             0.2%
                  United Arrows, Ltd.                                                3,700  114,639             0.1%
*                 Unitika, Ltd.                                                     48,000   39,140             0.0%
                  Unizo Holdings Co., Ltd.                                           2,400   61,236             0.1%
*                 UT Group Co., Ltd.                                                 2,900   37,666             0.0%
                  V Technology Co., Ltd.                                               600   92,070             0.1%
*                 V-Cube, Inc.                                                       2,400   12,481             0.0%
                  Valor Holdings Co., Ltd.                                           4,900  117,133             0.1%
#                 Vector, Inc.                                                       2,400   33,252             0.0%
#                 VIA Holdings, Inc.                                                 2,400   23,627             0.0%
#*                Vision, Inc./Tokyo Japan                                             200    7,070             0.0%
                  Voyage Group, Inc.                                                   600   12,857             0.0%
                  VT Holdings Co., Ltd.                                             16,600   84,466             0.1%
                  W-Scope Corp.                                                      1,800   24,282             0.0%
                  Warabeya Nichiyo Holdings Co., Ltd.                                1,700   41,948             0.0%
                  WATAMI Co., Ltd.                                                   3,300   39,523             0.0%
                  WDB Holdings Co., Ltd.                                               900   12,416             0.0%
                  Weathernews, Inc.                                                  1,500   50,346             0.0%
                  Wellnet Corp.                                                      1,600   22,762             0.0%
                  West Holdings Corp.                                                1,300    9,139             0.0%
                  WIN-Partners Co., Ltd.                                             2,200   19,556             0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------ ----------- ---------------
JAPAN -- (Continued)
#                 WirelessGate, Inc.                                                 1,300 $    16,490             0.0%
                  World Holdings Co., Ltd.                                           1,300      24,600             0.0%
                  Wowow, Inc.                                                          800      26,524             0.0%
#                 YA-MAN, Ltd.                                                         400      19,464             0.0%
                  Yahagi Construction Co., Ltd.                                      2,700      24,043             0.0%
#                 Yakuodo Co., Ltd.                                                  2,100      57,295             0.1%
                  YAMABIKO Corp.                                                     3,900      46,470             0.0%
                  Yamaichi Electronics Co., Ltd.                                     4,400      57,259             0.1%
                  Yaoko Co., Ltd.                                                    2,900     112,456             0.1%
#                 Yasunaga Corp.                                                       900      11,310             0.0%
                  Yokowo Co., Ltd.                                                   3,100      37,313             0.0%
                  Yomiuri Land Co., Ltd.                                             7,000      26,563             0.0%
                  Yondoshi Holdings, Inc.                                            1,200      28,555             0.0%
                  Yuasa Trading Co., Ltd.                                            1,799      52,071             0.0%
                  Yume No Machi Souzou Iinkai Co., Ltd.                              3,600      35,564             0.0%
#                 Yumeshin Holdings Co., Ltd.                                        6,200      43,179             0.0%
                  Zenrin Co., Ltd.                                                   3,200      60,170             0.1%
#*                ZIGExN Co., Ltd.                                                   2,300      25,588             0.0%
#                 Zojirushi Corp.                                                    4,400      59,788             0.1%
                                                                                           ----------- ---------------
TOTAL JAPAN                                                                                 32,937,771            24.0%
                                                                                           ----------- ---------------
NETHERLANDS -- (1.8%)
                  Aalberts Industries NV                                            15,887     629,943             0.4%
                  AMG Advanced Metallurgical Group NV                                3,492      91,594             0.1%
                  Amsterdam Commodities NV                                           2,719      75,845             0.1%
                  BE Semiconductor Industries NV                                     7,216     377,244             0.3%
                  Beter Bed Holding NV                                               2,278      37,222             0.0%
                  Corbion NV                                                        11,461     355,684             0.2%
#                 Flow Traders                                                       3,294     101,569             0.1%
                  Koninklijke Vopak NV                                               8,125     366,666             0.3%
                  Nederland Apparatenfabriek                                         1,004      42,002             0.0%
*                 OCI NV                                                             5,128      99,783             0.1%
                  Refresco Group NV                                                  7,582     148,119             0.1%
                  Sligro Food Group NV                                               3,130     127,300             0.1%
                  TKH Group NV                                                       6,320     290,501             0.2%
                                                                                           ----------- ---------------
TOTAL NETHERLANDS                                                                            2,743,472             2.0%
                                                                                           ----------- ---------------
NEW ZEALAND -- (0.6%)
*                 a2 Milk Co., Ltd.                                                 91,804     212,854             0.2%
                  Freightways, Ltd.                                                 21,627     111,137             0.1%
#                 Mainfreight, Ltd.                                                 10,881     165,072             0.1%
                  NZX, Ltd.                                                         30,863      22,679             0.0%
                  Restaurant Brands New Zealand, Ltd.                               12,948      47,286             0.0%
                  Scales Corp., Ltd.                                                 9,014      20,486             0.0%
                  SKYCITY Entertainment Group, Ltd.                                 26,742      79,962             0.1%
                  Tourism Holdings, Ltd.                                            18,880      47,829             0.0%
                  Trade Me Group, Ltd.                                                 603       2,196             0.0%
                  Vista Group International, Ltd.                                    2,554      10,275             0.0%
#                 Z Energy, Ltd.                                                    24,906     127,457             0.1%
                                                                                           ----------- ---------------
TOTAL NEW ZEALAND                                                                              847,233             0.6%
                                                                                           ----------- ---------------

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
NORWAY -- (0.9%)
                  ABG Sundal Collier Holding ASA                                     42,126 $   27,537             0.0%
                  AF Gruppen ASA                                                      3,576     63,717             0.1%
                  Atea ASA                                                            9,394    113,613             0.1%
                  Austevoll Seafood ASA                                               5,719     45,999             0.0%
                  Bakkafrost P/F                                                      5,584    189,188             0.1%
                  Borregaard ASA                                                     14,110    158,518             0.1%
                  Ekornes ASA                                                         3,395     53,344             0.1%
                  Grieg Seafood ASA                                                   6,614     52,082             0.0%
#*                Hexagon Composites ASA                                              4,717     14,970             0.0%
*                 Nordic Semiconductor ASA                                              280      1,118             0.0%
#*                Norwegian Air Shuttle ASA                                           3,871    109,949             0.1%
*                 Norwegian Finans Holding ASA                                        7,399     58,863             0.1%
#                 Protector Forsikring ASA                                            6,942     57,778             0.1%
#                 Scatec Solar ASA                                                    8,766     39,704             0.0%
                  Tomra Systems ASA                                                  14,249    165,387             0.1%
                  Veidekke ASA                                                       12,534    166,899             0.1%
                                                                                            ---------- ---------------
TOTAL NORWAY                                                                                 1,318,666             1.0%
                                                                                            ---------- ---------------
PORTUGAL -- (0.2%)
                  Altri SGPS SA                                                      14,257     66,575             0.0%
                  CTT-Correios de Portugal SA                                        17,409     99,366             0.1%
                  NOS SGPS SA                                                        36,138    206,998             0.2%
                                                                                            ---------- ---------------
TOTAL PORTUGAL                                                                                 372,939             0.3%
                                                                                            ---------- ---------------
SINGAPORE -- (1.1%)
                  Best World International, Ltd.                                     31,750     57,200             0.0%
                  Boustead Singapore, Ltd.                                           31,700     20,194             0.0%
                  Breadtalk Group, Ltd.                                              10,600     10,241             0.0%
*                 CWT, Ltd.                                                          39,500     64,823             0.1%
                  Del Monte Pacific, Ltd.                                            78,600     18,882             0.0%
                  Delfi, Ltd.                                                        46,100     75,563             0.1%
                  First Resources, Ltd.                                              63,100     84,608             0.1%
                  Health Management International, Ltd.                              52,961     23,158             0.0%
                  Japfa, Ltd.                                                        27,800     12,046             0.0%
                  M1, Ltd.                                                           51,000     79,219             0.1%
                  Nera Telecommunications, Ltd.                                      35,300      9,714             0.0%
                  Oxley Holdings, Ltd.                                               21,900      8,929             0.0%
#                 Q&M Dental Group Singapore, Ltd.                                   40,500     20,858             0.0%
                  QAF, Ltd.                                                          27,800     26,659             0.0%
                  Raffles Medical Group, Ltd.                                       105,706    105,881             0.1%
                  Riverstone Holdings, Ltd.                                          29,200     18,489             0.0%
                  SATS, Ltd.                                                         81,900    298,648             0.2%
                  SembCorp Marine, Ltd.                                              75,500     87,890             0.1%
                  Sheng Siong Group, Ltd.                                            67,600     47,407             0.0%
                  Sinarmas Land, Ltd.                                               148,500     48,341             0.0%
#                 Singapore Post, Ltd.                                              211,500    208,702             0.2%
                  StarHub, Ltd.                                                      58,800    117,251             0.1%
                  UMS Holdings, Ltd.                                                 39,800     27,186             0.0%
                  Venture Corp., Ltd.                                                31,100    271,422             0.2%
                                                                                            ---------- ---------------
TOTAL SINGAPORE                                                                              1,743,311             1.3%
                                                                                            ---------- ---------------

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
SPAIN -- (2.0%)
#*                Amper SA                                                          111,447 $   30,296             0.0%
                  Atresmedia Corp. de Medios de Comunicacion SA                       7,187     90,136             0.1%
                  Bolsas y Mercados Espanoles SHMSF SA                               13,290    475,598             0.3%
                  Cellnex Telecom SA                                                 22,999    405,947             0.3%
                  Cia de Distribucion Integral Logista Holdings SA                    2,678     63,940             0.0%
                  Cie Automotive SA                                                   7,346    157,914             0.1%
#                 Distribuidora Internacional de Alimentacion SA                    104,648    622,216             0.5%
*                 Fomento de Construcciones y Contratas SA                            7,283     67,448             0.0%
*                 Grupo Ezentis SA                                                   15,621     11,651             0.0%
*                 Indra Sistemas SA                                                   7,038     96,318             0.1%
                  Mediaset Espana Comunicacion SA                                    30,269    417,002             0.3%
                  Prosegur Cia de Seguridad SA                                       41,824    273,034             0.2%
                  Tecnicas Reunidas SA                                                2,375     93,860             0.1%
                  Zardoya Otis SA                                                    25,934    240,000             0.2%
                                                                                            ---------- ---------------
TOTAL SPAIN                                                                                  3,045,360             2.2%
                                                                                            ---------- ---------------
SWEDEN -- (2.4%)
*                 AddLife AB                                                            335      6,371             0.0%
                  AddTech AB Class B                                                  8,569    154,271             0.1%
                  Avanza Bank Holding AB                                              3,347    134,332             0.1%
                  Bilia AB Class A                                                    5,295    106,080             0.1%
                  BioGaia AB Class B                                                  2,436     98,165             0.1%
                  Concentric AB                                                       6,772    111,709             0.1%
                  eWork Group AB                                                        992     11,868             0.0%
#                 Fagerhult AB                                                        1,809     74,680             0.1%
#                 Fenix Outdoor International AG                                        744     72,183             0.1%
#                 Indutrade AB                                                       13,388    316,220             0.2%
#                 Intrum Justitia AB                                                 10,838    430,531             0.3%
                  ITAB Shop Concept AB Class B                                          219      1,737             0.0%
                  JM AB                                                              10,573    371,997             0.3%
                  Kindred Group P.L.C.                                               34,393    356,405             0.2%
                  Lagercrantz Group AB Class B                                        7,684     83,837             0.1%
#                 Loomis AB Class B                                                   5,560    201,876             0.1%
#                 Mycronic AB                                                        11,837    116,890             0.1%
                  NCC AB Class B                                                     12,996    345,268             0.2%
                  NetEnt AB                                                          25,262    194,858             0.1%
                  Nobia AB                                                           13,178    136,280             0.1%
                  Oriflame Holding AG                                                 5,499    225,381             0.2%
                  Proact IT Group AB                                                  1,363     29,220             0.0%
                  Probi AB                                                              125      6,268             0.0%
                  RaySearch Laboratories AB                                           3,468     87,070             0.1%
#                 Scandi Standard AB                                                  5,545     33,313             0.0%
                  Sectra AB Class B                                                   2,550     46,748             0.0%
                                                                                            ---------- ---------------
TOTAL SWEDEN                                                                                 3,753,558             2.7%
                                                                                            ---------- ---------------
SWITZERLAND -- (4.0%)
                  APG SGA SA                                                            186     88,969             0.1%
                  Ascom Holding AG                                                    1,584     29,931             0.0%
                  Autoneum Holding AG                                                   405    119,690             0.1%
                  Belimo Holding AG                                                      65    243,214             0.2%
                  Bobst Group SA                                                      1,070    108,394             0.1%
                  Bossard Holding AG Class A                                            829    165,173             0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                    SHARES   VALUE++   OF NET ASSETS**
                                                                                    ------- ---------- ---------------
SWITZERLAND -- (Continued)
                  Bucher Industries AG                                                  708 $  228,259             0.2%
#                 Burckhardt Compression Holding AG                                     409    125,491             0.1%
                  Burkhalter Holding AG                                                 471     71,005             0.1%
                  Cembra Money Bank AG                                                3,838    327,429             0.2%
                  Coltene Holding AG                                                    294     25,113             0.0%
                  Daetwyler Holding AG                                                  416     70,407             0.1%
                  DKSH Holding AG                                                       551     44,381             0.0%
                  dormakaba Holding AG                                                  463    396,708             0.3%
                  Emmi AG                                                               223    162,823             0.1%
                  Feintool International Holding AG                                     104     13,221             0.0%
                  Forbo Holding AG                                                      163    267,380             0.2%
                  Georg Fischer AG                                                      572    539,377             0.4%
#                 HOCHDORF Holding AG                                                    95     29,127             0.0%
                  Implenia AG                                                           793     60,879             0.0%
                  Inficon Holding AG                                                    308    161,745             0.1%
                  Interroll Holding AG                                                   94    110,529             0.1%
                  Kardex AG                                                           1,031    113,531             0.1%
                  Komax Holding AG                                                      373     99,531             0.1%
                  Kudelski SA                                                           648     11,240             0.0%
                  LEM Holding SA                                                         97     99,149             0.1%
                  Logitech International SA                                          23,464    784,195             0.6%
                  Mobilezone Holding AG                                               1,731     26,448             0.0%
#                 Panalpina Welttransport Holding AG                                    878    116,134             0.1%
                  Sunrise Communications Group AG                                     4,659    346,060             0.2%
                  Temenos Group AG                                                    8,866    767,404             0.5%
                  u-blox Holding AG                                                     861    190,819             0.1%
                  VZ Holding AG                                                         350     97,354             0.1%
                  Ypsomed Holding AG                                                    435     83,722             0.1%
                                                                                            ---------- ---------------
TOTAL SWITZERLAND                                                                            6,124,832             4.5%
                                                                                            ---------- ---------------
UNITED KINGDOM -- (15.0%)
                  4imprint Group P.L.C.                                               3,995     92,127             0.1%
                  888 Holdings P.L.C.                                                22,456     81,209             0.1%
                  A.G. Barr P.L.C.                                                   16,744    134,574             0.1%
                  Arrow Global Group P.L.C.                                           9,453     44,806             0.0%
                  Avon Rubber P.L.C.                                                  3,805     51,689             0.0%
                  B&M European Value Retail SA                                       76,605    334,300             0.2%
                  Berendsen P.L.C.                                                   23,844    258,884             0.2%
                  Bodycote P.L.C.                                                    21,070    227,518             0.2%
                  Booker Group P.L.C.                                               244,737    614,846             0.5%
                  Brewin Dolphin Holdings P.L.C.                                     13,848     58,582             0.0%
                  Britvic P.L.C.                                                     36,182    311,302             0.2%
                  Carclo P.L.C.                                                      11,419     21,517             0.0%
                  Card Factory P.L.C.                                                34,398    144,415             0.1%
*                 Carpetright P.L.C.                                                  8,124     23,703             0.0%
                  Charles Taylor P.L.C.                                               3,056      9,208             0.0%
                  City of London Investment Group P.L.C.                              1,881      9,104             0.0%
                  Computacenter P.L.C.                                                7,825     83,116             0.1%
                  Connect Group P.L.C.                                               39,116     63,864             0.1%
                  Costain Group P.L.C.                                               12,586     79,201             0.1%
                  Daily Mail & General Trust P.L.C. Class A                          41,748    386,835             0.3%
#                 Dairy Crest Group P.L.C.                                           23,307    173,296             0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                    SHARES  VALUE++  OF NET ASSETS**
                                                                                    ------- -------- ---------------
UNITED KINGDOM -- (Continued)
                  Devro P.L.C.                                                        9,678 $ 24,850             0.0%
                  Dignity P.L.C.                                                      6,156  198,757             0.1%
                  Diploma P.L.C.                                                      6,288   90,289             0.1%
                  Domino's Pizza Group P.L.C.                                        70,817  303,019             0.2%
                  DS Smith P.L.C.                                                    99,755  557,725             0.4%
                  Dunelm Group P.L.C.                                                13,066  102,693             0.1%
                  Electrocomponents P.L.C.                                           69,354  466,144             0.3%
                  esure Group P.L.C.                                                 18,599   59,090             0.0%
*                 Evraz P.L.C.                                                       43,034  120,510             0.1%
                  FDM Group Holdings P.L.C.                                          16,106  166,952             0.1%
                  Fidessa Group P.L.C.                                                5,156  157,941             0.1%
                  Foxtons Group P.L.C.                                               10,460   13,869             0.0%
                  G4S P.L.C.                                                        169,485  669,216             0.5%
                  Games Workshop Group P.L.C.                                         3,763   47,520             0.0%
                  Go-Ahead Group P.L.C.                                               6,811  154,349             0.1%
*                 Gocompare.Com Group P.L.C.                                         38,988   46,514             0.0%
                  Greggs P.L.C.                                                      13,365  186,194             0.1%
                  Halma P.L.C.                                                       52,695  718,679             0.5%
                  Hays P.L.C.                                                       208,149  461,902             0.3%
                  Hill & Smith Holdings P.L.C.                                       11,785  202,880             0.2%
                  Hilton Food Group P.L.C.                                           10,810  107,919             0.1%
                  HomeServe P.L.C.                                                   38,723  335,971             0.2%
                  Howden Joinery Group P.L.C.                                        97,053  581,955             0.4%
                  Ibstock P.L.C.                                                      7,856   23,312             0.0%
                  IG Group Holdings P.L.C.                                           55,820  393,035             0.3%
                  IMI P.L.C.                                                         41,553  688,190             0.5%
                  Inmarsat P.L.C.                                                    56,661  599,240             0.4%
                  ITE Group P.L.C.                                                   42,999   98,644             0.1%
                  IWG P.L.C.                                                         87,328  367,311             0.3%
                  J D Wetherspoon P.L.C.                                             12,485  160,860             0.1%
                  James Fisher & Sons P.L.C.                                          7,932  164,899             0.1%
                  Jardine Lloyd Thompson Group P.L.C.                                18,346  260,507             0.2%
                  JD Sports Fashion P.L.C.                                           50,070  288,724             0.2%
                  John Menzies P.L.C.                                                13,522  121,192             0.1%
                  Jupiter Fund Management P.L.C.                                     57,487  353,615             0.3%
*                 KAZ Minerals P.L.C.                                                33,604  219,169             0.2%
                  KCOM Group P.L.C.                                                  77,811   89,107             0.1%
                  Ladbrokes Coral Group P.L.C                                        29,424   49,881             0.0%
                  LSL Property Services P.L.C.                                        5,691   15,168             0.0%
                  Marshalls P.L.C.                                                   19,353   96,410             0.1%
                  McBride P.L.C.                                                     32,642   81,594             0.1%
                  Mitie Group P.L.C.                                                 41,880  113,641             0.1%
                  Moneysupermarket.com Group P.L.C.                                  83,561  374,334             0.3%
                  Morgan Advanced Materials P.L.C.                                   44,716  193,331             0.1%
*                 Mothercare P.L.C.                                                  13,897   22,575             0.0%
                  NCC Group P.L.C.                                                    3,465    6,383             0.0%
#*                Ocado Group P.L.C.                                                 66,718  216,890             0.2%
                  OneSavings Bank P.L.C.                                              4,812   27,342             0.0%
                  Oxford Instruments P.L.C.                                           8,333  106,797             0.1%
                  Pagegroup P.L.C.                                                   45,688  296,008             0.2%
                  PayPoint P.L.C.                                                     8,936  117,607             0.1%
                  Petrofac, Ltd.                                                     34,137  359,770             0.3%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES    VALUE++    OF NET ASSETS**
                                                                                    ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
                  Photo-Me International P.L.C.                                      34,563 $     77,788             0.1%
                  Playtech P.L.C.                                                     1,407       17,474             0.0%
                  Polypipe Group P.L.C.                                              11,703       60,429             0.0%
                  QinetiQ Group P.L.C.                                               85,986      327,217             0.2%
                  Rank Group P.L.C.                                                  16,061       44,503             0.0%
                  Rathbone Brothers P.L.C.                                              768       23,411             0.0%
                  Renishaw P.L.C.                                                     5,334      235,938             0.2%
                  Rentokil Initial P.L.C.                                           281,817      908,602             0.7%
                  Restaurant Group P.L.C. (The)                                      18,203       82,431             0.1%
                  Ricardo P.L.C.                                                      8,628       97,969             0.1%
                  Rightmove P.L.C.                                                   13,622      738,534             0.5%
                  Robert Walters P.L.C.                                               1,824       10,730             0.0%
                  Rotork P.L.C.                                                     130,249      414,921             0.3%
                  Sanne Group P.L.C.                                                  1,118        9,420             0.0%
                  Savills P.L.C.                                                     18,057      217,249             0.2%
*                 Serco Group P.L.C.                                                 11,832       17,706             0.0%
                  Softcat P.L.C.                                                      5,735       30,612             0.0%
                  Spirax-Sarco Engineering P.L.C.                                    11,041      743,431             0.5%
                  SSP Group P.L.C.                                                   68,048      392,153             0.3%
                  Stagecoach Group P.L.C.                                            55,674      146,850             0.1%
                  Sthree P.L.C.                                                      18,516       77,859             0.1%
                  SuperGroup P.L.C.                                                   6,417      132,483             0.1%
                  Synthomer P.L.C.                                                   41,839      268,125             0.2%
#                 TalkTalk Telecom Group P.L.C.                                      63,047      157,719             0.1%
                  Tarsus Group P.L.C.                                                 8,252       31,519             0.0%
                  Tate & Lyle P.L.C.                                                 63,855      626,209             0.5%
                  Ted Baker P.L.C.                                                    4,689      169,591             0.1%
                  Telecom Plus P.L.C.                                                 9,506      154,494             0.1%
                  Thomas Cook Group P.L.C.                                          198,479      246,060             0.2%
                  Topps Tiles P.L.C.                                                 21,718       29,177             0.0%
                  Ultra Electronics Holdings P.L.C.                                  10,767      291,433             0.2%
                  Victrex P.L.C.                                                     12,403      307,651             0.2%
                  WH Smith P.L.C.                                                    16,288      373,047             0.3%
*                 Wizz Air Holdings P.L.C.                                            2,564       58,657             0.0%
                  WS Atkins P.L.C.                                                   12,872      358,081             0.3%
                  XP Power, Ltd.                                                      2,430       83,234             0.1%
                  ZPG P.L.C.                                                         32,820      157,222             0.1%
                                                                                            ------------ ---------------
TOTAL UNITED KINGDOM                                                                          23,004,499            16.7%
                                                                                            ------------ ---------------
TOTAL COMMON STOCKS                                                                          135,174,993            98.3%
                                                                                            ------------ ---------------
PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
                  Fuchs Petrolub SE                                                   8,841      456,012             0.3%
                  Jungheinrich AG                                                     4,875      169,748             0.1%
#                 Sartorius AG                                                        3,844      351,926             0.3%
                  Sixt SE                                                             1,533       68,488             0.1%
                  Villeroy & Boch AG                                                  1,484       31,196             0.0%
                                                                                            ------------ ---------------
TOTAL GERMANY                                                                                  1,077,370             0.8%
                                                                                            ------------ ---------------

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
UNITED KINGDOM -- (0.0%)
                  McBride P.L.C                                                       456,988 $        592             0.0%
                                                                                              ------------ ---------------
TOTAL PREFERRED STOCKS                                                                           1,077,962             0.8%
                                                                                              ------------ ---------------
TOTAL INVESTMENT SECURITIES                                                                    136,252,955
                                                                                              ------------

                                                                                                VALUE+
                                                                                              ------------
SECURITIES LENDING COLLATERAL -- (11.4%)
(S)@              DFA Short Term Investment Fund                                    1,512,297   17,501,818            12.7%
                                                                                              ------------ ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $133,304,727)                                             $153,754,773           111.8%
                                                                                              ============ ===============

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ---------------------------------------------
                                                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                                  ----------- ------------ ------- ------------
Common Stocks
   Australia                                                               -- $  8,774,215      -- $  8,774,215
   Austria                                                                 --    1,576,054      --    1,576,054
   Belgium                                                                 --    2,196,707      --    2,196,707
   Canada                                                         $13,544,375           --      --   13,544,375
   China                                                                   --       90,108      --       90,108
   Denmark                                                                 --    3,024,151      --    3,024,151
   Finland                                                                 --    3,982,430      --    3,982,430
   France                                                                  --    7,115,487      --    7,115,487
   Germany                                                                 --    7,841,895      --    7,841,895
   Hong Kong                                                               --    4,006,930      --    4,006,930
   Ireland                                                                 --      973,818      --      973,818
   Israel                                                                  --    1,012,990      --    1,012,990
   Italy                                                                   --    5,144,192      --    5,144,192
   Japan                                                                   --   32,937,771      --   32,937,771
   Netherlands                                                             --    2,743,472      --    2,743,472
   New Zealand                                                             --      847,233      --      847,233
   Norway                                                                  --    1,318,666      --    1,318,666
   Portugal                                                                --      372,939      --      372,939
   Singapore                                                               --    1,743,311      --    1,743,311
   Spain                                                                   --    3,045,360      --    3,045,360
   Sweden                                                                  --    3,753,558      --    3,753,558
   Switzerland                                                             --    6,124,832      --    6,124,832
   United Kingdom                                                          --   23,004,499      --   23,004,499
Preferred Stocks
   Germany                                                                 --    1,077,370      --    1,077,370
   United Kingdom                                                          --          592      --          592
Securities Lending Collateral                                              --   17,501,818      --   17,501,818
                                                                  ----------- ------------ ------- ------------
TOTAL                                                             $13,544,375 $140,210,398      -- $153,754,773
                                                                  =========== ============ ======= ============

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1)This item is not applicable.

   (a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3)This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:  /s/ Eduardo A. Repetto
     --------------------------------------
     Eduardo A. Repetto
     Director, Co-Chief Executive Officer
     and Co-Chief Investment Officer

Date: July 7, 2017

By:  /s/ David P. Butler
     --------------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Eduardo A. Repetto
     --------------------------------------
     Eduardo A. Repetto
     Co-Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: July 7, 2017

By:  /s/ David P. Butler
     --------------------------------------
     David P. Butler
     Co-Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: July 7, 2017

By:  /s/ Gregory K. Hinkle
     --------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     DFA Investment Dimensions Group Inc.

Date: July 7, 2017